UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 – April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
P.L.C.	Public Limited Company
SA	Special Assessment
USTMMR	U.S. Treasury Money Market Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
«	Security pledged as collateral for Futures Contracts.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,289.60	0.15%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,303.10	0.14%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,429.60	0.24%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,644.20	0.44%	$2.88
Class R2 Shares	$1,000.00	$1,642.90	0.59%	$3.87
Institutional Class Shares	$1,000.00	$1,645.40	0.34%	$2.23
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.61	0.44%	$2.21
Class R2 Shares	$1,000.00	$1,021.87	0.59%	$2.96
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,651.10	0.46%	$3.02
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,346.30	0.16%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,368.80	0.19%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,475.00	0.30%	$1.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,511.60	0.34%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,556.50	0.48%	$3.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.41	0.48%	$2.41
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,252.20	0.23%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,313.40	0.18%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Corporate	27.9%
Government	24.9%
Foreign Corporate	20.4%
Foreign Government	19.8%
Supranational	7.0%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	10.5%
Consumer Discretionary	12.1%
Consumer Staples	6.3%
Energy	2.8%
Financials	12.1%
Health Care	13.2%
Industrials	11.9%
Information Technology	24.8%
Materials	4.0%
Real Estate	0.2%
Utilities	2.1%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	8.8%
Consumer Discretionary	13.2%
Consumer Staples	5.9%
Energy	2.9%
Financials	14.0%
Health Care	11.9%
Industrials	13.1%
Information Technology	23.1%
Materials	4.4%
Real Estate	0.3%
Utilities	2.4%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.8%
Consumer Discretionary	15.4%
Consumer Staples	4.1%
Energy	3.2%
Financials	21.0%
Health Care	10.3%
Industrials	21.4%
Information Technology	12.3%
Materials	6.1%
Real Estate	0.6%
Utilities	2.8%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.8%
Consumer Discretionary	14.9%
Consumer Staples	4.7%
Energy	5.4%
Financials	27.6%
Health Care	4.4%
Industrials	21.2%
Information Technology	8.7%
Materials	9.2%
Real Estate	0.8%
Utilities	0.3%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	7.4%
Consumer Discretionary	12.9%
Consumer Staples	5.7%
Energy	2.8%
Financials	14.9%
Health Care	11.9%
Industrials	14.8%
Information Technology	22.7%
Materials	4.8%
Real Estate	0.3%
Utilities	1.8%

100.0%

U.S. Micro Cap Portfolio
Communication Services	3.1%
Consumer Discretionary	14.8%
Consumer Staples	3.9%
Energy	4.7%
Financials	22.1%
Health Care	11.8%
Industrials	19.9%
Information Technology	11.4%
Materials	5.7%
Real Estate	1.0%
Utilities	1.6%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.8%
Consumer Discretionary	14.5%
Consumer Staples	4.5%
Energy	6.7%
Financials	29.0%
Health Care	3.4%
Industrials	22.0%
Information Technology	7.7%
Materials	8.3%
Real Estate	0.6%
Utilities	0.5%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.6%
Consumer Discretionary	13.4%
Consumer Staples	4.8%
Energy	4.5%
Financials	22.3%
Health Care	9.7%
Industrials	18.5%
Information Technology	11.8%
Materials	6.7%
Real Estate	0.6%
Utilities	1.1%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	3.5%
Consumer Discretionary	16.4%
Consumer Staples	10.8%
Energy	0.4%
Financials	2.9%
Health Care	12.9%
Industrials	13.5%
Information Technology	37.6%
Materials	1.9%
Utilities	0.1%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^		Value†
	(000)
BONDS — (74.7%)
CANADA — (20.5%)
Alberta, Province of Canada
1.000%, 11/15/21	GBP	3,670	$5,088,725
Bank of Montreal
1.610%, 10/28/21	CAD	5,000	4,094,577
0.250%, 11/17/21	EUR	2,494	3,010,626
Bank of Montreal, Floating Rate Note
(r) 3M EURIBOR + 0.500%, FRN,
0.000%, 09/28/21	EUR	406	489,136
(r) 3M EURIBOR + 0.500%, FRN,
0.000%, 03/14/22	EUR	2,000	2,414,358
Bank of Nova Scotia (The)
1.900%, 12/02/21	CAD	14,000	11,498,076
Export Development Canada, Floating Rate Note, 3M GBP LIBOR + 0.080%, FRN
(r) 0.136%, 11/15/21	GBP	2,500	3,452,237
National Bank of Canada
2.100%, 02/01/23		1,000	1,028,315
Province of Manitoba Canada
0.750%, 12/15/21	GBP	2,500	3,462,747
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.150%, FRN
(r) 0.585%, 06/27/22	CAD	16,500	13,484,990
Province of Quebec Canada
2.250%, 02/22/24	CAD	7,000	5,955,595
PSP Capital, Inc.
2.090%, 11/22/23	CAD	2,500	2,110,747
Royal Bank of Canada
1.583%, 09/13/21	CAD	12,500	10,218,444
2.333%, 12/05/23	CAD	2,000	1,690,502
Suncor Energy, Inc.
2.800%, 05/15/23		2,000	2,085,762
Toronto-Dominion Bank (The) 2.850%, 03/08/24	CAD	14,500	12,418,814

TOTAL CANADA			82,503,651

DENMARK — (0.8%)
Danske Bank A.S.
Ω 2.700%,03/02/22		3,000	3,058,434

	Face Amount^		Value†
	(000)
FRANCE — (3.4%)
BNP Paribas SA
Ω 2.950%, 05/23/22		500	$513,630
BPCE SA
Ω 3.000%, 05/22/22		4,000	4,111,228
Caisse d’Amortissement de la Dette Sociale 3.375%, 03/20/24		7,000	7,588,211
Credit Agricole SA
Ω 3.375%, 01/10/22		405	413,395
Sanofi
0.000%, 03/21/22	EUR	1,000	1,206,119

TOTAL FRANCE			13,832,583

GERMANY — (4.7%)
Daimler Finance North America LLC
Ω 2.550%, 08/15/22		1,750	1,796,509
Deutsche Bahn Finance GMBH
0.000%, 07/19/21	EUR	400	481,293
Deutsche Bank AG
4.250%, 10/14/21		300	305,076
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	104,000	12,626,780
Siemens Financieringsmaatschappij NV
2.900%, 05/27/22		500	514,078
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		3,000	3,057,480

TOTAL GERMANY			18,781,216

JAPAN — (1.6%)
Mitsubishi UFJ Financial Group, Inc.
2.190%, 09/13/21		500	503,447
2.998%, 02/22/22		500	510,759
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 0.650%, FRN
(r) 0.826%, 07/26/21		465	465,620
Mizuho Financial Group, Inc. 2.601%, 09/11/22		3,000	3,091,574

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.324%, 09/13/21		800	$803,279
Sumitomo Mitsui Financial Group, Inc.
3.102%, 01/17/23		500	523,130
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.330%, 10/19/21		381	382,854
Toyota Motor Credit Corp.
0.750%, 07/21/22	EUR	210	255,808

TOTAL JAPAN			6,536,471

NETHERLANDS — (0.6%)
Shell International Finance BV
1.250%, 03/15/22	EUR	2,000	2,438,860

NORWAY — (3.1%)
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	99,000	12,669,003

SINGAPORE — (3.1%)
Singapore Government Bond
2.000%, 02/01/24	SGD	15,200	11,868,736
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	500	603,968

TOTAL SINGAPORE			12,472,704

SPAIN — (0.6%)
Santander Holdings USA, Inc.
3.400%, 01/18/23		1,500	1,564,391
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		800	805,280

TOTAL SPAIN			2,369,671

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.9%)
European Investment Bank
1.500%, 01/26/24	NOK	104,720	12,778,255
International Bank for Reconstruction & Development
2.500%, 01/24/24	NZD	16,000	12,001,113

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
1.875%, 04/10/24	NOK	25,000	$3,079,950

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			27,859,318

SWITZERLAND — (1.8%)
Nestle Finance International, Ltd.
0.750%, 11/08/21	EUR	2,827	3,419,424
1.750%, 09/12/22	EUR	2,000	2,474,687
Novartis Finance SA
0.750%, 11/09/21	EUR	1,000	1,209,403

TOTAL SWITZERLAND			7,103,514

UNITED KINGDOM — (2.3%)
Barclays P.L.C.
3.200%, 08/10/21		3,000	3,023,490
BP Capital Markets P.L.C., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r) 1.060%, 09/16/21		500	501,578
CNH Industrial Capital LLC
3.875%, 10/15/21		480	486,958
4.375%, 04/05/22		1,540	1,592,536
1.950%, 07/02/23		1,094	1,124,645
HSBC Holdings P.L.C.
3.600%, 05/25/23		200	212,986
HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r) 1.848%, 05/25/21		2,170	2,172,127

TOTAL UNITED KINGDOM			9,114,320

UNITED STATES — (25.3%)
AbbVie, Inc.
2.900%, 11/06/22		2,000	2,074,273
Aetna, Inc.
2.750%, 11/15/22		221	227,367
Air Lease Corp.
2.250%, 01/15/23		1,610	1,651,658
Altria Group, Inc.
4.750%, 05/05/21		635	635,075
American Express Co.
2.500%, 08/01/22		2,231	2,287,797
Aon Corp.
2.200%, 11/15/22		3,000	3,080,098
Apple, Inc.
1.000%, 11/10/22	EUR	4,000	4,908,526

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Bank of America Corp.
3.300%, 01/11/23	3,000	$3,151,646
Booking Holdings, Inc.
# 2.750%, 03/15/23	2,000	2,084,656
Boston Scientific Corp.
# 3.375%, 05/15/22	733	754,544
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22	200	205,971
Capital One Financial Corp.
3.200%, 01/30/23	2,000	2,094,379
Cigna Corp.
3.750%, 07/15/23	1,082	1,155,328
Citizens Bank NA
2.650%, 05/26/22	1,000	1,022,781
Constellation Brands, Inc.
2.700%, 05/09/22	1,550	1,582,334
3.200%, 02/15/23	1,500	1,567,738
Dollar Tree, Inc.
3.700%, 05/15/23	2,689	2,853,870
DuPont de Nemours, Inc.
2.169%, 05/01/23	3,400	3,412,496
Eastern Energy Gas, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r) 0.784%, 06/15/21	3,000	3,001,836
Eastman Chemical Co.
3.500%, 12/01/21	200	203,627
eBay, Inc.
2.750%, 01/30/23	2,400	2,494,050
EOG Resources, Inc.
2.625%, 03/15/23	2,000	2,072,015
FedEx Corp.
2.625%, 08/01/22	2,500	2,568,397
General Motors Financial Co., Inc.
3.550%, 07/08/22	837	865,498
Global Payments, Inc.
3.750%, 06/01/23	1,000	1,058,513
4.000%, 06/01/23	1,500	1,601,658
Goldman Sachs Group, Inc. (The)
3.625%, 01/22/23	2,000	2,111,566
3.200%, 02/23/23	1,500	1,573,140
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22	707	733,381
Kroger Co. (The)
2.800%, 08/01/22	1,500	1,543,886
Laboratory Corp. of America Holdings
3.750%, 08/23/22	3,000	3,101,486
Marathon Petroleum Corp.
4.500%, 05/01/23	2,500	2,678,285

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Merck & Co., Inc.
1.125%, 10/15/21	EUR	1,700	$2,049,935
Micron Technology, Inc.
2.497%, 04/24/23		1,650	1,709,540
Morgan Stanley
3.125%, 01/23/23		3,100	3,245,421
Mylan, Inc.
Ω 3.125%, 01/15/23		2,650	2,756,291
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		2,000	2,063,711
Oracle Corp.
2.500%, 10/15/22		2,500	2,580,442
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 4.125%, 08/01/23		578	620,570
Phillips 66
4.300%, 04/01/22		315	326,162
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,500	1,825,715
Ryder System, Inc.
2.875%, 06/01/22		1,984	2,032,968
Southwest Airlines Co.
4.750%, 05/04/23		3,000	3,244,611
Sysco Corp.
2.600%, 06/12/22		500	511,711
Valero Energy Corp.
2.700%, 04/15/23		2,500	2,599,242
VF Corp.
2.050%, 04/23/22		3,500	3,556,578
VMware, Inc.
2.950%, 08/21/22		2,764	2,846,800
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		2,500	2,524,882
Waste Management, Inc.
2.400%, 05/15/23		900	934,204
Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r) 1.201%, 07/26/21		2,272	2,276,917
Williams Cos., Inc. (The)
3.700%, 01/15/23		3,000	3,135,722
Zoetis, Inc., Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.622%, 08/20/21		331	331,313

TOTAL UNITED STATES			101,530,610

TOTAL BONDS			300,270,355

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (24.8%)
U.S. Treasury Bonds
8.125%, 05/15/21	14,900	$14,939,925
U.S. Treasury Notes
« 1.875%, 02/28/22	24,500	24,867,500
0.250%, 03/15/24	5,000	4,991,406
2.125%, 03/31/24	15,000	15,782,227
0.375%, 04/15/24	12,000	12,015,000
U.S. Treasury Notes, Floating Rate Note
(r)« 3M USTMMR + 0.154%, FRN,
0.174%, 01/31/22	9,100	9,109,936
(r) 3M USTMMR + 0.055%, FRN,
0.075%, 10/31/22	13,000	13,006,513
(r) 3M USTMMR + 0.049%, FRN,
0.069%, 01/31/23	5,000	5,001,933

TOTAL U.S. TREASURY OBLIGATIONS		99,714,440

TOTAL INVESTMENT SECURITIES (Cost $391,612,043)		399,984,795

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	157,130	$1,817,997

TOTAL INVESTMENTS — (100.0%) (Cost $393,430,040)		$401,802,792

As of April 30, 2021, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	4,698,246	USD	3,786,585	Citibank, N.A.	05/07/21	$35,786
CAD	5,239,559	USD	4,167,098	HSBC Bank	05/07/21	95,672
USD	3,626,134	NOK	30,034,664	State Street Bank and Trust	05/19/21	17,843
EUR	8,156,446	USD	9,785,870	Citibank, N.A.	05/25/21	24,230
USD	12,200,660	GBP	8,724,316	Citibank, N.A.	06/07/21	151,163
USD	12,300,292	NZD	16,940,896	Citibank, N.A.	06/14/21	179,220

Total Appreciation						$503,914
USD	11,825,735	NZD	16,928,495	Citibank, N.A.	05/03/21	$(288,293)
NZD	16,928,495	USD	12,293,304	Citibank, N.A.	05/03/21	(179,275)
USD	62,880,882	CAD	78,393,520	Bank of America Corp.	05/07/21	(898,058)
USD	3,359,959	CAD	4,219,571	Citibank, N.A.	05/07/21	(72,975)
USD	2,513,526	CAD	3,174,812	HSBC Bank	05/07/21	(69,419)
USD	34,433,702	NOK	294,932,542	Citibank, N.A.	05/19/21	(998,766)
USD	2,349,640	NOK	20,019,745	HSBC Bank	05/19/21	(55,482)
USD	36,099,307	EUR	30,550,561	State Street Bank and Trust	05/25/21	(645,139)

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 11,880,989	SGD	15,889,670	Citibank, N.A.	05/27/21	$(58,441)

Total (Depreciation)					$(3,265,848)

Total Appreciation (Depreciation)					$(2,761,934)

As of April 30, 2021, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,950	06/18/21	$377,821,044	$407,004,000	$29,182,956

Total Futures Contracts			$377,821,044	$407,004,000	$29,182,956

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Canada	—	$82,503,651	—	$82,503,651
Denmark	—	3,058,434	—	3,058,434
France	—	13,832,583	—	13,832,583
Germany	—	18,781,216	—	18,781,216
Japan	—	6,536,471	—	6,536,471
Netherlands	—	2,438,860	—	2,438,860
Norway	—	12,669,003	—	12,669,003
Singapore	—	12,472,704	—	12,472,704
Spain	—	2,369,671	—	2,369,671
Supranational Organization Obligations	—	27,859,318	—	27,859,318
Switzerland	—	7,103,514	—	7,103,514
United Kingdom	—	9,114,320	—	9,114,320
United States	—	101,530,610	—	101,530,610
U.S. Treasury Obligations	—	99,714,440	—	99,714,440
Securities Lending Collateral	—	1,817,997	—	1,817,997
Forward Currency Contracts**	—	(2,761,934)	—	(2,761,934)
Futures Contracts**	$29,182,956	—	—	29,182,956

TOTAL	$29,182,956	$399,040,858	—	$428,223,814

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (10.3%)
* Alphabet, Inc., Class A	12,394	$29,169,279	1.4%
* Alphabet, Inc., Class C	12,311	29,670,987	1.4%
AT&T, Inc.	378,742	11,896,286	0.6%
Comcast Corp., Class A	283,704	15,929,980	0.8%
* Facebook, Inc., Class A	116,865	37,990,474	1.8%
* Netflix, Inc.	18,989	9,750,282	0.5%
Verizon Communications, Inc.	330,179	19,081,044	0.9%
* Walt Disney Co. (The)	67,964	12,642,663	0.6%
Other Securities		55,370,867	2.5%

TOTAL COMMUNICATION SERVICES		221,501,862	10.5%

CONSUMER DISCRETIONARY — (11.9%)
* Amazon.com, Inc.	19,164	66,449,637	3.1%
Home Depot, Inc. (The)	45,151	14,614,024	0.7%
Lowe’s Cos., Inc.	42,148	8,271,545	0.4%
McDonald’s Corp.	32,308	7,627,273	0.4%
#* Tesla, Inc.	26,426	18,747,661	0.9%
Other Securities		140,237,362	6.6%

TOTAL CONSUMER DISCRETIONARY		255,947,502	12.1%

CONSUMER STAPLES — (6.2%)
Coca-Cola Co. (The)	204,227	11,024,173	0.5%
Costco Wholesale Corp.	22,042	8,201,608	0.4%
PepsiCo, Inc.	76,559	11,036,745	0.5%
Procter & Gamble Co. (The)	124,470	16,606,787	0.8%
Walmart, Inc.	79,532	11,127,322	0.5%
Other Securities		74,226,065	3.5%

TOTAL CONSUMER STAPLES		132,222,700	6.2%

ENERGY — (2.7%)
Exxon Mobil Corp.	157,133	8,994,293	0.4%
Other Securities		49,223,562	2.3%

TOTAL ENERGY		58,217,855	2.7%

FINANCIALS — (11.8%)
Bank of America Corp.	290,728	11,783,206	0.6%
* Berkshire Hathaway, Inc., Class B	68,126	18,731,244	0.9%
JPMorgan Chase & Co.	150,358	23,126,564	1.1%
Other Securities		200,599,975	9.4%

TOTAL FINANCIALS		254,240,989	12.0%

HEALTH CARE — (13.0%)
Abbott Laboratories	83,517	10,028,721	0.5%
AbbVie, Inc.	93,295	10,402,392	0.5%
Amgen, Inc.	33,467	8,020,032	0.4%
Eli Lilly and Co.	44,466	8,127,051	0.4%
Johnson & Johnson	139,039	22,625,816	1.1%
Merck & Co., Inc.	144,699	10,780,075	0.5%

13

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	298,553	$11,539,073	0.5%
Thermo Fisher Scientific, Inc.	17,848	8,392,665	0.4%
UnitedHealth Group, Inc.	51,981	20,730,023	1.0%
Other Securities		167,872,654	7.9%

TOTAL HEALTH CARE		278,518,502	13.2%

INDUSTRIALS — (11.7%)
Caterpillar, Inc.	35,902	8,189,605	0.4%
Honeywell International, Inc.	38,172	8,513,883	0.4%
Union Pacific Corp.	42,772	9,499,234	0.4%
United Parcel Service, Inc., Class B	40,059	8,166,428	0.4%
Other Securities		217,721,396	10.3%

TOTAL INDUSTRIALS		252,090,546	11.9%

INFORMATION TECHNOLOGY — (24.4%)
Accenture P.L.C., Class A	39,801	11,541,096	0.6%
* Adobe, Inc.	19,845	10,088,007	0.5%
Apple, Inc.	751,894	98,843,985	4.7%
Broadcom, Inc.	21,823	9,955,653	0.5%
Cisco Systems, Inc.	228,736	11,644,950	0.6%
Intel Corp.	290,833	16,731,623	0.8%
International Business Machines Corp.	63,143	8,958,729	0.4%
Mastercard, Inc., Class A	48,945	18,699,927	0.9%
Microsoft Corp.	316,706	79,866,919	3.8%
NVIDIA Corp.	24,309	14,594,637	0.7%
Oracle Corp.	113,051	8,568,135	0.4%
* PayPal Holdings, Inc.	37,226	9,764,008	0.5%
QUALCOMM, Inc.	65,514	9,093,343	0.4%
Texas Instruments, Inc.	52,110	9,406,376	0.5%
# Visa, Inc., Class A	82,332	19,229,462	0.9%
Other Securities		187,108,534	8.6%

TOTAL INFORMATION TECHNOLOGY		524,095,384	24.8%

MATERIALS — (4.0%)
Other Securities		85,206,677	4.0%

REAL ESTATE — (0.2%)
Other Securities		3,477,267	0.2%

UTILITIES — (2.1%)
Other Securities		44,102,276	2.1%

TOTAL COMMON STOCKS (Cost $1,123,435,912)		2,109,621,560	99.7%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	5,447,487	5,447,487	0.3%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	2,766,095	$32,003,715	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,160,885,293)		$2,147,072,762	101.5%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$221,501,862	—	—	$221,501,862
Consumer Discretionary	255,947,502	—	—	255,947,502
Consumer Staples	132,222,700	—	—	132,222,700
Energy	58,217,855	—	—	58,217,855
Financials	254,240,989	—	—	254,240,989
Health Care	278,518,502	—	—	278,518,502
Industrials	252,090,546	—	—	252,090,546
Information Technology	524,095,384	—	—	524,095,384
Materials	85,206,677	—	—	85,206,677
Real Estate	3,477,267	—	—	3,477,267
Utilities	44,102,276	—	—	44,102,276
Temporary Cash Investments	5,447,487	—	—	5,447,487
Securities Lending Collateral	—	$32,003,715	—	32,003,715

TOTAL	$2,115,069,047	$32,003,715	—	$2,147,072,762

See accompanying Notes to Financial Statements.

15

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$24,727,391,203

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,727,391,203

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

16

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (2.7%)
Interpublic Group of Cos., Inc. (The)	1,500,185	$47,630,874	0.4%
Nexstar Media Group, Inc., Class A	313,260	46,177,657	0.4%
Other Securities		256,341,819	1.9%

TOTAL COMMUNICATION SERVICES		350,150,350	2.7%

CONSUMER DISCRETIONARY — (14.5%)
* AutoNation, Inc.	757,968	77,676,561	0.6%
BorgWarner, Inc.	1,553,610	75,474,374	0.6%
Kohl’s Corp.	1,108,503	65,024,786	0.5%
# Lithia Motors, Inc., Class A	212,195	81,563,514	0.6%
* Mohawk Industries, Inc.	249,324	51,236,082	0.4%
Penske Automotive Group, Inc.	572,667	50,217,169	0.4%
PVH Corp.	489,679	55,421,869	0.4%
# Toll Brothers, Inc.	1,108,343	69,493,106	0.6%
Other Securities		1,365,112,603	10.7%

TOTAL CONSUMER DISCRETIONARY		1,891,220,064	14.8%

CONSUMER STAPLES — (4.5%)
Bunge, Ltd.	649,296	54,813,568	0.4%
* Darling Ingredients, Inc.	1,355,642	94,149,337	0.7%
Ingredion, Inc.	497,000	46,424,770	0.4%
* Post Holdings, Inc.	473,580	53,883,932	0.4%
Other Securities		345,711,246	2.7%

TOTAL CONSUMER STAPLES		594,982,853	4.6%

ENERGY — (5.2%)
Devon Energy Corp.	2,007,547	46,936,449	0.4%
Other Securities		637,654,317	4.9%

TOTAL ENERGY		684,590,766	5.3%

FINANCIALS — (26.8%)
* Athene Holding, Ltd., Class A	1,529,488	91,264,549	0.7%
Bank OZK	1,021,500	41,871,285	0.3%
CIT Group, Inc.	817,220	43,549,654	0.3%
First Horizon Corp.	4,946,751	90,476,076	0.7%
Invesco, Ltd.	3,431,384	92,647,368	0.7%
New York Community Bancorp, Inc.	3,521,917	42,122,127	0.3%
People’s United Financial, Inc.	3,909,142	70,872,744	0.6%
Popular, Inc.	791,403	58,532,166	0.5%
Santander Consumer USA Holdings, Inc.	1,697,389	57,609,383	0.5%
TCF Financial Corp.	999,730	45,507,710	0.4%
Unum Group	1,815,325	51,301,084	0.4%
Valley National Bancorp	3,125,168	43,033,563	0.3%
# Voya Financial, Inc.	859,138	58,266,739	0.5%
Zions Bancorp NA	1,420,758	79,278,296	0.6%
Other Securities		2,637,240,520	20.6%

TOTAL FINANCIALS		3,503,573,264	27.4%

17

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.3%)
* Acadia Healthcare Co., Inc.	849,975	$51,780,477	0.4%
Other Securities		509,499,765	4.0%

TOTAL HEALTH CARE		561,280,242	4.4%

INDUSTRIALS — (20.6%)
AGCO Corp.	409,961	59,821,509	0.5%
Air Lease Corp.	923,338	43,129,118	0.3%
AMERCO	96,508	57,579,568	0.5%
#* Chart Industries, Inc.	268,717	43,164,012	0.3%
Knight-Swift Transportation Holdings, Inc.	1,184,339	55,806,054	0.4%
#* MasTec, Inc.	524,418	54,728,263	0.4%
Snap-on, Inc.	227,575	54,071,820	0.4%
Timken Co. (The)	534,270	44,809,225	0.4%
Other Securities		2,275,300,781	17.8%

TOTAL INDUSTRIALS		2,688,410,350	21.0%

INFORMATION TECHNOLOGY — (8.4%)
Amkor Technology, Inc.	2,212,058	44,727,813	0.4%
* Arrow Electronics, Inc.	713,443	81,382,443	0.6%
* Concentrix Corp.	357,879	55,607,239	0.4%
Jabil, Inc.	1,037,359	54,378,359	0.4%
# SYNNEX Corp.	379,006	45,935,527	0.4%
Other Securities		821,673,470	6.4%

TOTAL INFORMATION TECHNOLOGY		1,103,704,851	8.6%

MATERIALS — (8.9%)
* Alcoa Corp.	1,296,105	47,489,287	0.4%
Huntsman Corp.	1,763,404	50,556,793	0.4%
Olin Corp.	1,301,841	56,018,218	0.4%
Reliance Steel & Aluminum Co.	507,181	81,306,186	0.6%
Steel Dynamics, Inc.	1,365,990	74,063,978	0.6%
Westlake Chemical Corp.	654,441	61,445,465	0.5%
Other Securities		790,220,741	6.2%

TOTAL MATERIALS		1,161,100,668	9.1%

REAL ESTATE — (0.7%)
Other Securities		96,775,189	0.8%

UTILITIES — (0.3%)
Other Securities		42,632,166	0.3%

TOTAL COMMON STOCKS		12,678,420,763	99.0%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		478,129	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,261,581	0.0%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$5,685,808	0.0%

TOTAL PREFERRED STOCKS		7,425,518	0.0%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Security		91,685	0.0%

TOTAL RIGHTS/WARRANTS		91,685	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,996,600,744)		12,685,937,966

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	134,680,963	134,680,963	1.1%

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	22,151,087	256,288,081	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $8,387,542,485)		$13,076,907,010	102.1%

As of April 30, 2021, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	542	06/18/21	$108,928,870	$113,126,240	$4,197,370

Total Futures Contracts			$108,928,870	$113,126,240	$4,197,370

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$350,150,350	—	—	$350,150,350
Consumer Discretionary	1,891,135,048	$85,016	—	1,891,220,064
Consumer Staples	594,982,853	—	—	594,982,853
Energy	684,590,766	—	—	684,590,766
Financials	3,503,543,843	29,421	—	3,503,573,264
Health Care	556,362,993	4,917,249	—	561,280,242
Industrials	2,688,410,350	—	—	2,688,410,350
Information Technology	1,103,695,605	9,246	—	1,103,704,851
Materials	1,161,100,668	—	—	1,161,100,668
Real Estate	96,775,189	—	—	96,775,189
Utilities	42,632,166	—	—	42,632,166

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$478,129	—	—	$478,129
Consumer Discretionary	1,261,581	—	—	1,261,581
Industrials	5,685,808	—	—	5,685,808
Rights/Warrants
Health Care	—	$91,685	—	91,685
Temporary Cash Investments	134,680,963	—	—	134,680,963
Securities Lending Collateral	—	256,288,081	—	256,288,081
Futures Contracts**	4,197,370	—	—	4,197,370

TOTAL	$12,819,683,682	$261,420,698	—	$13,081,104,380

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (2.7%)
	Other Securities		$420,664,907	2.7%

CONSUMER DISCRETIONARY — (14.1%)
*	AutoNation, Inc.	885,378	90,733,537	0.6%
*	Century Communities, Inc.	945,118	69,882,025	0.5%
	Foot Locker, Inc.	1,302,002	76,792,078	0.5%
*	Goodyear Tire & Rubber Co. (The)	4,245,691	73,068,342	0.5%
#	Group 1 Automotive, Inc.	418,964	68,777,130	0.4%
*	Marriott Vacations Worldwide Corp.	400,099	71,069,585	0.5%
	MDC Holdings, Inc.	1,617,917	94,907,011	0.6%
*	Meritage Homes Corp.	667,509	71,016,282	0.5%
#	Penske Automotive Group, Inc.	1,071,623	93,970,621	0.6%
*	Taylor Morrison Home Corp.	3,437,477	107,283,657	0.7%
*	Tri Pointe Homes, Inc.	2,911,702	69,356,742	0.5%
	Other Securities		1,317,974,262	8.4%

TOTAL CONSUMER DISCRETIONARY			2,204,831,272	14.3%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	2,096,353	145,591,716	1.0%
	Other Securities		537,434,078	3.4%

TOTAL CONSUMER STAPLES			683,025,794	4.4%

ENERGY — (6.5%)
*	CNX Resources Corp.	5,627,204	75,517,078	0.5%
*	EQT Corp.	5,050,024	96,455,458	0.6%
*	PDC Energy, Inc.	2,059,507	75,192,601	0.5%
	Other Securities		774,036,001	5.0%

TOTAL ENERGY			1,021,201,138	6.6%

FINANCIALS — (28.3%)
	American Equity Investment Life Holding Co.	2,602,302	80,619,316	0.5%
	Associated Banc-Corp	3,749,010	82,065,829	0.5%
	Bank OZK	2,636,689	108,077,882	0.7%
	CNO Financial Group, Inc.	2,807,974	71,687,576	0.5%
	First BanCorp	6,643,241	83,505,539	0.6%
	FNB Corp.	7,028,402	90,596,102	0.6%
#	Fulton Financial Corp.	3,932,692	67,052,399	0.4%
	International Bancshares Corp.	1,431,503	67,838,927	0.4%
	Navient Corp.	4,521,776	76,101,490	0.5%
	Old National Bancorp	4,408,272	83,316,341	0.5%
	Pacific Premier Bancorp, Inc.	1,861,566	81,964,751	0.5%
	Popular, Inc.	1,455,430	107,643,603	0.7%
	Sterling Bancorp	4,072,365	102,338,532	0.7%
	United Bankshares, Inc.	1,878,048	73,750,945	0.5%
	Valley National Bancorp	8,318,429	114,544,767	0.8%
	Washington Federal, Inc.	2,138,889	69,620,837	0.5%
	Other Securities		3,067,076,758	19.8%

TOTAL FINANCIALS			4,427,801,594	28.7%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (3.3%)
#* Acadia Healthcare Co., Inc.	2,084,783	$127,004,980	0.8%
Other Securities		396,200,302	2.6%

TOTAL HEALTH CARE		523,205,282	3.4%

INDUSTRIALS — (21.4%)
ABM Industries, Inc.	1,326,046	68,172,025	0.4%
Air Lease Corp.	2,052,175	95,857,094	0.6%
* Beacon Roofing Supply, Inc.	1,585,446	89,308,173	0.6%
#* Colfax Corp.	2,249,736	101,665,570	0.7%
# GATX Corp.	861,627	84,189,574	0.6%
ManpowerGroup, Inc.	568,929	68,777,827	0.5%
Regal Beloit Corp.	846,504	122,260,573	0.8%
Triton International, Ltd.	1,663,764	83,471,040	0.5%
* WESCO International, Inc.	830,697	76,191,529	0.5%
Other Securities		2,561,068,422	16.6%

TOTAL INDUSTRIALS		3,350,961,827	21.8%

INFORMATION TECHNOLOGY — (7.5%)
Amkor Technology, Inc.	5,769,168	116,652,577	0.8%
* Insight Enterprises, Inc.	816,580	81,960,135	0.5%
* Sanmina Corp.	1,692,854	69,136,157	0.5%
Vishay Intertechnology, Inc.	3,084,937	75,796,902	0.5%
Other Securities		837,044,533	5.4%

TOTAL INFORMATION TECHNOLOGY		1,180,590,304	7.7%

MATERIALS — (8.0%)
* Alcoa Corp.	3,185,386	116,712,543	0.8%
Commercial Metals Co.	2,935,363	85,771,307	0.6%
Element Solutions, Inc.	6,295,241	137,739,873	0.9%
Olin Corp.	2,788,962	120,009,035	0.8%
Other Securities		801,937,187	5.1%

TOTAL MATERIALS		1,262,169,945	8.2%

REAL ESTATE — (0.6%)
Other Securities		91,554,271	0.6%

UTILITIES — (0.5%)
Other Securities		73,091,202	0.5%

TOTAL COMMON STOCKS		15,239,097,536	98.9%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		363,372	0.0%

CONSUMER DISCRETIONARY — (0.1%)
Other Security		12,654,717	0.1%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$10,796,012	0.1%

TOTAL PREFERRED STOCKS		23,814,101	0.2%

TOTAL INVESTMENT SECURITIES (Cost $9,275,416,877)		15,262,911,637

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	120,227,690	120,227,690	0.8%

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	24,637,805	285,059,404	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $9,680,642,939)		$15,668,198,731	101.7%

As of April 30, 2021, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	654	06/18/21	$133,038,617	$136,502,880	$3,464,263

Total Futures Contracts			$133,038,617	$136,502,880	$3,464,263

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$420,664,907	—	—	$420,664,907
Consumer Discretionary	2,204,757,953	$73,319	—	2,204,831,272
Consumer Staples	683,025,794	—	—	683,025,794
Energy	1,021,201,138	—	—	1,021,201,138
Financials	4,427,733,824	67,770	—	4,427,801,594
Health Care	520,176,190	3,029,092	—	523,205,282
Industrials	3,350,961,827	—	—	3,350,961,827
Information Technology	1,180,590,304	—	—	1,180,590,304
Materials	1,262,169,945	—	—	1,262,169,945
Real Estate	91,554,271	—	—	91,554,271
Utilities	73,091,202	—	—	73,091,202
Preferred Stocks
Communication Services	363,372	—	—	363,372
Consumer Discretionary	12,654,717	—	—	12,654,717
Industrials	10,796,012	—	—	10,796,012
Temporary Cash Investments	120,227,690	—	—	120,227,690

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$285,059,404	—	$285,059,404
Futures Contracts**	$3,464,263	—	—	3,464,263

TOTAL	$15,383,433,409	$288,229,585	—	$15,671,662,994

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

24

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	136,783	$321,918,791	1.0%
* Alphabet, Inc., Class C	134,409	323,941,819	1.0%
AT&T, Inc.	6,999,005	219,838,747	0.7%
Comcast Corp., Class A	3,455,874	194,047,325	0.6%
* Facebook, Inc., Class A	1,282,808	417,015,225	1.3%
Verizon Communications, Inc.	4,556,038	263,293,436	0.8%
* Walt Disney Co. (The)	709,415	131,965,378	0.4%
Other Securities		872,325,335	2.9%

TOTAL COMMUNICATION SERVICES		2,744,346,056	8.7%

CONSUMER DISCRETIONARY — (13.0%)
* Amazon.com, Inc.	234,673	813,709,854	2.6%
Home Depot, Inc. (The)	609,996	197,437,405	0.6%
Lowe’s Cos., Inc.	561,375	110,169,844	0.4%
McDonald’s Corp.	422,272	99,689,974	0.3%
NIKE, Inc., Class B	747,119	99,082,922	0.3%
* Tesla, Inc.	209,330	148,507,075	0.5%
Other Securities		2,661,436,871	8.3%

TOTAL CONSUMER DISCRETIONARY		4,130,033,945	13.0%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co. (The)	2,670,749	144,167,031	0.5%
Costco Wholesale Corp.	266,821	99,281,426	0.3%
PepsiCo, Inc.	1,155,131	166,523,685	0.5%
Procter & Gamble Co. (The)	1,579,025	210,673,516	0.7%
Walmart, Inc.	863,854	120,861,813	0.4%
Other Securities		1,122,852,139	3.5%

TOTAL CONSUMER STAPLES		1,864,359,610	5.9%

ENERGY — (2.8%)
Chevron Corp.	958,805	98,824,031	0.3%
Exxon Mobil Corp.	2,164,089	123,872,454	0.4%
Other Securities		673,917,234	2.1%

TOTAL ENERGY		896,613,719	2.8%

FINANCIALS — (13.8%)
Bank of America Corp.	4,154,790	168,393,639	0.5%
* Berkshire Hathaway, Inc., Class B	988,303	271,733,910	0.9%
JPMorgan Chase & Co.	2,201,688	338,641,631	1.1%
Other Securities		3,626,006,598	11.4%

TOTAL FINANCIALS		4,404,775,778	13.9%

HEALTH CARE — (11.7%)
Abbott Laboratories	824,690	99,028,775	0.3%
AbbVie, Inc.	1,200,599	133,866,788	0.4%
Amgen, Inc.	530,972	127,242,130	0.4%
Johnson & Johnson	1,663,495	270,700,541	0.9%
Merck & Co., Inc.	1,553,125	115,707,812	0.4%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	3,028,207	$117,040,201	0.4%
UnitedHealth Group, Inc.	579,613	231,149,664	0.7%
Other Securities		2,633,627,067	8.3%

TOTAL HEALTH CARE		3,728,362,978	11.8%

INDUSTRIALS — (12.9%)
3M Co.	495,848	97,751,475	0.3%
Honeywell International, Inc.	451,752	100,758,766	0.3%
Union Pacific Corp.	430,755	95,666,378	0.3%
United Parcel Service, Inc., Class B	506,541	103,263,448	0.3%
Other Securities		3,720,544,635	11.8%

TOTAL INDUSTRIALS		4,117,984,702	13.0%

INFORMATION TECHNOLOGY — (22.7%)
Accenture P.L.C., Class A	449,468	130,332,236	0.4%
* Adobe, Inc.	257,391	130,842,141	0.4%
Apple, Inc.	10,103,593	1,328,218,336	4.2%
Broadcom, Inc.	245,375	111,940,075	0.4%
Cisco Systems, Inc.	2,696,369	137,272,146	0.4%
Intel Corp.	3,481,724	200,303,582	0.6%
International Business Machines Corp.	768,190	108,990,797	0.4%
Mastercard, Inc., Class A	615,761	235,257,648	0.8%
Microsoft Corp.	4,234,552	1,067,869,323	3.4%
NVIDIA Corp.	284,649	170,897,567	0.6%
Oracle Corp.	1,471,719	111,541,583	0.4%
* PayPal Holdings, Inc.	444,579	116,608,626	0.4%
QUALCOMM, Inc.	829,776	115,172,909	0.4%
Texas Instruments, Inc.	750,861	135,537,919	0.4%
# Visa, Inc., Class A	999,910	233,538,980	0.7%
Other Securities		2,918,191,456	9.0%

TOTAL INFORMATION TECHNOLOGY		7,252,515,324	22.9%

MATERIALS — (4.3%)
Other Securities		1,369,571,729	4.3%

REAL ESTATE — (0.3%)
Other Securities		85,125,151	0.3%

UTILITIES — (2.4%)
Other Securities		762,057,274	2.4%

TOTAL COMMON STOCKS		31,355,746,266	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		415,481	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,992,002	0.0%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,716,975	0.0%

TOTAL PREFERRED STOCKS		4,124,458	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,533,729,223)		31,359,870,724

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	282,492,124	282,492,124	0.9%

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	21,621,947	250,165,928	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $14,066,368,766)		$31,892,528,776	100.7%

As of April 30, 2021, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,293	06/18/21	$253,613,871	$269,874,960	$16,261,089

Total Futures Contracts			$253,613,871	$269,874,960	$16,261,089

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,744,346,056	—	—	$2,744,346,056
Consumer Discretionary	4,130,025,503	$8,442	—	4,130,033,945
Consumer Staples	1,864,359,610	—	—	1,864,359,610
Energy	896,613,719	—	—	896,613,719
Financials	4,404,768,470	7,308	—	4,404,775,778
Health Care	3,727,180,395	1,182,583	—	3,728,362,978
Industrials	4,117,984,702	—	—	4,117,984,702
Information Technology	7,252,515,324	—	—	7,252,515,324
Materials	1,369,571,729	—	—	1,369,571,729
Real Estate	85,125,151	—	—	85,125,151
Utilities	762,057,274	—	—	762,057,274
Preferred Stocks
Communication Services	415,481	—	—	415,481
Consumer Discretionary	1,992,002	—	—	1,992,002
Industrials	1,716,975	—	—	1,716,975
Temporary Cash Investments	282,492,124	—	—	282,492,124

27

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$250,165,928	—	$250,165,928
Futures Contracts**	$16,261,089	—	—	16,261,089

TOTAL	$31,657,425,604	$251,364,261	—	$31,908,789,865

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

28

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (7.3%)
* Alphabet, Inc., Class A	107,858	$253,843,803	0.8%
* Alphabet, Inc., Class C	104,343	251,479,151	0.8%
AT&T, Inc.	4,524,955	142,128,837	0.4%
* Charter Communications, Inc., Class A	145,402	97,920,977	0.3%
Comcast Corp., Class A	3,805,857	213,698,871	0.6%
* Facebook, Inc., Class A	1,046,938	340,338,605	1.0%
Verizon Communications, Inc.	3,906,941	225,782,120	0.7%
* Walt Disney Co. (The)	494,040	91,901,321	0.3%
Other Securities		821,985,093	2.4%

TOTAL COMMUNICATION SERVICES		2,439,078,778	7.3%

CONSUMER DISCRETIONARY — (12.7%)
* Amazon.com, Inc.	200,627	695,658,072	2.1%
Home Depot, Inc. (The)	316,346	102,391,710	0.3%
Lowe’s Cos., Inc.	466,802	91,609,892	0.3%
Target Corp.	551,687	114,342,648	0.4%
Other Securities		3,242,002,781	9.7%

TOTAL CONSUMER DISCRETIONARY		4,246,005,103	12.8%

CONSUMER STAPLES — (5.5%)
Coca-Cola Co. (The)	2,307,647	124,566,785	0.4%
PepsiCo, Inc.	1,083,200	156,154,112	0.5%
Procter & Gamble Co. (The)	1,294,764	172,747,413	0.5%
Walmart, Inc.	816,723	114,267,715	0.3%
Other Securities		1,287,390,914	3.9%

TOTAL CONSUMER STAPLES		1,855,126,939	5.6%

ENERGY — (2.8%)
Chevron Corp.	861,133	88,756,978	0.3%
Exxon Mobil Corp.	1,876,779	107,426,830	0.3%
Other Securities		734,639,479	2.2%

TOTAL ENERGY		930,823,287	2.8%

FINANCIALS — (14.7%)
American Express Co.	623,197	95,567,260	0.3%
Bank of America Corp.	3,352,939	135,894,618	0.4%
* Berkshire Hathaway, Inc., Class B	840,748	231,163,663	0.7%
JPMorgan Chase & Co.	2,014,663	309,875,316	0.9%
Morgan Stanley	1,184,937	97,816,549	0.3%
Other Securities		4,041,800,470	12.2%

TOTAL FINANCIALS		4,912,117,876	14.8%

HEALTH CARE — (11.7%)
AbbVie, Inc.	1,165,578	129,961,947	0.4%
Amgen, Inc.	480,932	115,250,544	0.4%
Eli Lilly and Co.	538,596	98,439,191	0.3%
Johnson & Johnson	2,037,810	331,612,821	1.0%
Merck & Co., Inc.	1,813,335	135,093,458	0.4%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	3,366,832	$130,128,057	0.4%
UnitedHealth Group, Inc.	598,743	238,778,708	0.7%
Other Securities		2,734,943,581	8.2%

TOTAL HEALTH CARE		3,914,208,307	11.8%

INDUSTRIALS — (14.5%)
3M Co.	456,981	90,089,234	0.3%
Caterpillar, Inc.	494,834	112,876,584	0.4%
Union Pacific Corp.	618,468	137,355,558	0.4%
United Parcel Service, Inc., Class B	446,131	90,948,266	0.3%
Other Securities		4,445,992,905	13.3%

TOTAL INDUSTRIALS		4,877,262,547	14.7%

INFORMATION TECHNOLOGY — (22.2%)
Accenture P.L.C., Class A	449,831	130,437,495	0.4%
* Adobe, Inc.	182,379	92,710,541	0.3%
Apple, Inc.	10,119,566	1,330,318,146	4.0%
Applied Materials, Inc.	808,235	107,260,867	0.3%
Broadcom, Inc.	262,507	119,755,693	0.4%
Cisco Systems, Inc.	2,549,223	129,780,943	0.4%
Intel Corp.	3,791,949	218,150,826	0.7%
International Business Machines Corp.	704,432	99,944,812	0.3%
Lam Research Corp.	151,854	94,217,814	0.3%
Mastercard, Inc., Class A	597,806	228,397,760	0.7%
Microsoft Corp.	4,474,810	1,128,457,586	3.4%
Oracle Corp.	1,479,893	112,161,090	0.3%
QUALCOMM, Inc.	817,724	113,500,091	0.4%
Texas Instruments, Inc.	676,325	122,083,426	0.4%
# Visa, Inc., Class A	1,052,889	245,912,755	0.8%
Other Securities		3,179,901,591	9.3%

TOTAL INFORMATION TECHNOLOGY		7,452,991,436	22.4%

MATERIALS — (4.7%)
Other Securities		1,580,931,245	4.8%

REAL ESTATE — (0.3%)
Other Securities		106,511,814	0.3%

UTILITIES — (1.7%)
Other Securities		582,651,276	1.7%

TOTAL COMMON STOCKS		32,897,708,608	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		644,060	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		2,163,023	0.0%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,343,174	0.0%

TOTAL PREFERRED STOCKS		5,150,257	0.0%

TOTAL INVESTMENT SECURITIES (Cost $14,350,583,779)		32,902,858,865

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	290,802,706	290,802,706	0.9%

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	30,196,053	349,368,333	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $14,990,716,885)		$33,543,029,904	101.0%

As of April 30, 2021, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,385	06/18/21	$271,657,797	$289,077,200	$17,419,403

Total Futures Contracts			$271,657,797	$289,077,200	$17,419,403

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,439,078,778	—	—	$2,439,078,778
Consumer Discretionary	4,245,988,726	$16,377	—	4,246,005,103
Consumer Staples	1,855,126,939	—	—	1,855,126,939
Energy	930,823,287	—	—	930,823,287
Financials	4,912,105,623	12,253	—	4,912,117,876
Health Care	3,912,395,802	1,812,505	—	3,914,208,307
Industrials	4,877,262,547	—	—	4,877,262,547
Information Technology	7,452,989,741	1,695	—	7,452,991,436
Materials	1,580,931,245	—	—	1,580,931,245
Real Estate	106,511,814	—	—	106,511,814
Utilities	582,651,276	—	—	582,651,276
Preferred Stocks
Communication Services	644,060	—	—	644,060
Consumer Discretionary	2,163,023	—	—	2,163,023
Industrials	2,343,174	—	—	2,343,174
Temporary Cash Investments	290,802,706	—	—	290,802,706

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$349,368,333	—	$349,368,333
Futures Contracts**	$17,419,403	—	—	17,419,403

TOTAL	$33,209,238,144	$351,211,163	—	$33,560,449,307

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

32

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (6.4%)
*	Alphabet, Inc., Class A	10,216	$24,043,356	0.5%
*	Alphabet, Inc., Class C	8,744	21,074,089	0.4%
	AT&T, Inc.	639,414	20,083,994	0.4%
	Comcast Corp., Class A	362,292	20,342,696	0.4%
*	Facebook, Inc., Class A	76,954	25,016,206	0.5%
	Verizon Communications, Inc.	422,159	24,396,569	0.5%
*	Walt Disney Co. (The)	80,115	14,902,992	0.3%
	Other Securities		179,220,218	3.5%

TOTAL COMMUNICATION SERVICES			329,080,120	6.5%

CONSUMER DISCRETIONARY — (13.0%)
	BorgWarner, Inc.	217,822	10,581,793	0.2%
	DR Horton, Inc.	103,518	10,174,784	0.2%
*	Ford Motor Co.	1,132,950	13,074,243	0.3%
	General Motors Co.	210,867	12,065,810	0.2%
	Lear Corp.	58,782	10,806,483	0.2%
#	Lithia Motors, Inc., Class A	30,284	11,640,564	0.2%
*	LKQ Corp.	249,592	11,658,442	0.2%
	PulteGroup, Inc.	246,642	14,581,475	0.3%
	Other Securities		571,752,098	11.5%

TOTAL CONSUMER DISCRETIONARY			666,335,692	13.3%

CONSUMER STAPLES — (4.7%)
*	Darling Ingredients, Inc.	223,101	15,494,364	0.3%
	Kroger Co. (The)	303,009	11,071,949	0.2%
	Procter & Gamble Co. (The)	90,151	12,027,946	0.2%
	Other Securities		199,846,998	4.0%

TOTAL CONSUMER STAPLES			238,441,257	4.7%

ENERGY — (4.3%)
	Chevron Corp.	120,596	12,429,830	0.3%
	ConocoPhillips	199,230	10,188,622	0.2%
	Exxon Mobil Corp.	246,853	14,129,866	0.3%
	Occidental Petroleum Corp.	423,357	10,736,334	0.2%
	Pioneer Natural Resources Co.	100,634	15,480,528	0.3%
	Other Securities		158,817,974	3.1%

TOTAL ENERGY			221,783,154	4.4%

FINANCIALS — (21.7%)
	Allstate Corp. (The)	87,661	11,115,415	0.2%
	Ally Financial, Inc.	208,481	10,726,347	0.2%
	Bank of America Corp.	491,054	19,902,419	0.4%
*	Berkshire Hathaway, Inc., Class B	110,049	30,257,973	0.6%
	Hartford Financial Services Group, Inc. (The)	169,500	11,180,220	0.2%
	JPMorgan Chase & Co.	273,311	42,037,965	0.8%
	Morgan Stanley	187,292	15,460,955	0.3%
*	SVB Financial Group	17,899	10,235,185	0.2%
	Travelers Cos., Inc. (The)	74,557	11,530,986	0.2%

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Western Alliance Bancorp	99,645	$10,469,700	0.2%
Other Securities		939,863,696	18.8%

TOTAL FINANCIALS		1,112,780,861	22.1%

HEALTH CARE — (9.4%)
Johnson & Johnson	103,374	16,822,051	0.3%
Pfizer, Inc.	341,124	13,184,443	0.3%
UnitedHealth Group, Inc.	45,340	18,081,592	0.4%
Other Securities		434,855,698	8.6%

TOTAL HEALTH CARE		482,943,784	9.6%

INDUSTRIALS — (18.0%)
AMERCO	16,957	10,117,055	0.2%
* Builders FirstSource, Inc.	240,607	11,710,343	0.2%
Johnson Controls International P.L.C	195,339	12,177,433	0.2%
#* MasTec, Inc.	98,086	10,236,255	0.2%
Quanta Services, Inc.	118,173	11,420,239	0.2%
Other Securities		866,850,989	17.4%

TOTAL INDUSTRIALS		922,512,314	18.4%

INFORMATION TECHNOLOGY — (11.4%)
Cisco Systems, Inc.	233,276	11,876,081	0.2%
Intel Corp.	359,241	20,667,135	0.4%
* Micron Technology, Inc.	142,434	12,259,294	0.3%
Other Securities		542,022,145	10.8%

TOTAL INFORMATION TECHNOLOGY		586,824,655	11.7%

MATERIALS — (6.5%)
Corteva, Inc.	231,705	11,297,936	0.2%
Eastman Chemical Co.	101,626	11,726,624	0.2%
Freeport-McMoRan, Inc.	424,655	16,013,740	0.3%
Reliance Steel & Aluminum Co.	69,203	11,093,933	0.2%
Steel Dynamics, Inc.	219,730	11,913,761	0.2%
Other Securities		271,143,841	5.5%

TOTAL MATERIALS		333,189,835	6.6%

REAL ESTATE — (0.6%)
Other Securities		28,889,939	0.6%

UTILITIES — (1.1%)
Other Securities		54,884,173	1.1%

TOTAL COMMON STOCKS		4,977,665,784	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		400,715	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		518,816	0.0%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$937,219	0.0%

TOTAL PREFERRED STOCKS		1,856,750	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,295,006,275)		4,979,522,534

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	40,240,707	40,240,707	0.8%

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	9,334,461	107,999,712	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,443,231,776)		$5,127,762,953	102.0%

As of April 30, 2021, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	06/18/21	$33,736,641	$35,899,840	$2,163,199

Total Futures Contracts			$33,736,641	$35,899,840	$2,163,199

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$329,080,120	—	—	$329,080,120
Consumer Discretionary	666,329,771	$5,921	—	666,335,692
Consumer Staples	238,441,257	—	—	238,441,257
Energy	221,783,154	—	—	221,783,154
Financials	1,112,775,893	4,968	—	1,112,780,861
Health Care	481,615,495	1,328,289	—	482,943,784
Industrials	922,512,314	—	—	922,512,314
Information Technology	586,824,655	—	—	586,824,655
Materials	333,189,835	—	—	333,189,835
Real Estate	28,889,939	—	—	28,889,939
Utilities	54,884,173	—	—	54,884,173
Preferred Stocks
Communication Services	400,715	—	—	400,715
Consumer Discretionary	518,816	—	—	518,816
Industrials	937,219	—	—	937,219
Temporary Cash Investments	40,240,707	—	—	40,240,707

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$107,999,712	—	$107,999,712
Futures Contracts**	$2,163,199	—	—	2,163,199

TOTAL	$5,020,587,262	$109,338,890	—	$5,129,926,152

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

36

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (95.3%)
COMMUNICATION SERVICES — (2.7%)
	Nexstar Media Group, Inc., Class A	310,883	$45,827,263	0.3%
	Other Securities		438,311,939	2.5%

TOTAL COMMUNICATION SERVICES			484,139,202	2.8%

CONSUMER DISCRETIONARY — (14.7%)
#	American Eagle Outfitters, Inc.	1,515,098	52,376,938	0.3%
*	Crocs, Inc.	604,686	60,541,162	0.4%
*	Fox Factory Holding Corp.	300,738	46,082,084	0.3%
#*	Helen of Troy, Ltd.	208,506	44,038,552	0.3%
#	Penske Automotive Group, Inc.	555,546	48,715,829	0.3%
*	TopBuild Corp.	223,718	49,750,409	0.3%
#	Wingstop, Inc.	262,918	41,648,840	0.2%
	Other Securities		2,325,064,649	13.2%

TOTAL CONSUMER DISCRETIONARY			2,668,218,463	15.3%

CONSUMER STAPLES — (3.9%)
*	Darling Ingredients, Inc.	1,382,718	96,029,765	0.6%
	Other Securities		608,899,557	3.4%

TOTAL CONSUMER STAPLES			704,929,322	4.0%

ENERGY — (3.1%)
	Other Securities		556,653,958	3.2%

FINANCIALS — (20.0%)
	Evercore, Inc., Class A	327,530	45,896,779	0.3%
#	Glacier Bancorp, Inc.	770,405	45,415,375	0.3%
	South State Corp.	488,168	41,162,326	0.2%
	Stifel Financial Corp.	631,043	43,661,865	0.3%
	TCF Financial Corp.	1,059,329	48,220,656	0.3%
	Valley National Bancorp	2,933,138	40,389,310	0.2%
	Other Securities		3,369,338,194	19.3%

TOTAL FINANCIALS			3,634,084,505	20.9%

HEALTH CARE — (9.8%)
*	Acadia Healthcare Co., Inc.	794,390	48,394,239	0.3%
	Ensign Group, Inc. (The)	502,414	43,132,242	0.3%
#*	Omnicell, Inc.	369,472	53,580,829	0.3%
*	Select Medical Holdings Corp.	1,278,142	48,211,516	0.3%
*	Tenet Healthcare Corp.	957,236	56,725,805	0.3%
	Other Securities		1,522,945,773	8.7%

TOTAL HEALTH CARE			1,772,990,404	10.2%

INDUSTRIALS — (20.3%)
#	Armstrong World Industries, Inc.	416,848	43,206,295	0.3%
*	ASGN, Inc.	462,138	48,607,675	0.3%
*	Chart Industries, Inc.	323,054	51,892,164	0.3%
	Exponent, Inc.	459,049	44,220,190	0.3%
*	FTI Consulting, Inc.	293,067	40,692,353	0.2%

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (Continued)
John Bean Technologies Corp.	282,111	$41,013,297	0.2%
#* MasTec, Inc.	429,665	44,839,839	0.3%
# MSA Safety, Inc.	266,522	42,846,077	0.2%
* RBC Bearings, Inc.	215,476	42,972,379	0.3%
Regal Beloit Corp.	284,324	41,064,915	0.2%
Rexnord Corp.	952,986	47,582,591	0.3%
* Saia, Inc.	227,823	53,424,493	0.3%
Simpson Manufacturing Co., Inc.	388,377	43,770,088	0.3%
Tetra Tech, Inc.	341,034	43,526,169	0.3%
Timken Co. (The)	512,229	42,960,646	0.2%
UFP Industries, Inc.	527,296	44,313,956	0.3%
Valmont Industries, Inc.	184,142	45,455,453	0.3%
* WESCO International, Inc.	500,567	45,912,005	0.3%
Other Securities		2,874,130,126	16.2%

TOTAL INDUSTRIALS		3,682,430,711	21.1%

INFORMATION TECHNOLOGY — (11.7%)
Amkor Technology, Inc.	2,168,198	43,840,964	0.3%
Brooks Automation, Inc.	450,155	45,614,206	0.3%
CMC Materials, Inc.	238,789	43,801,066	0.3%
#* Lattice Semiconductor Corp.	898,832	45,220,238	0.3%
* Novanta, Inc.	304,491	40,104,510	0.2%
Power Integrations, Inc.	525,710	43,534,045	0.3%
#* Synaptics, Inc.	290,370	40,614,052	0.2%
TTEC Holdings, Inc.	418,193	42,542,774	0.3%
Other Securities		1,772,787,993	10.0%

TOTAL INFORMATION TECHNOLOGY		2,118,059,848	12.2%

MATERIALS — (5.8%)
Element Solutions, Inc.	1,976,459	43,244,923	0.3%
Louisiana-Pacific Corp.	883,385	58,197,404	0.3%
Olin Corp.	1,031,119	44,369,051	0.3%
Other Securities		910,721,531	5.2%

TOTAL MATERIALS		1,056,532,909	6.1%

REAL ESTATE — (0.6%)
Other Securities		103,665,469	0.6%

UTILITIES — (2.7%)
Other Securities		482,802,124	2.8%

TOTAL COMMON STOCKS		17,264,506,915	99.2%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		1,368,690	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,268,798	0.0%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$6,845,144	0.1%

TOTAL PREFERRED STOCKS		9,482,632	0.1%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Security		119,955	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		341	0.0%

TOTAL RIGHTS/WARRANTS		120,296	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,607,822,020)		17,274,109,843

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	121,517,669	121,517,669	0.7%

SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	62,191,254	719,552,811	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,448,835,935)		$18,115,180,323	104.1%

As of April 30, 2021, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	553	06/18/21	$110,477,065	$115,422,160	$4,945,095

Total Futures Contracts			$110,477,065	$115,422,160	$4,945,095

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$484,139,202	—	—	$484,139,202
Consumer Discretionary	2,668,158,227	$60,236	—	2,668,218,463
Consumer Staples	704,929,322	—	—	704,929,322
Energy	556,653,958	—	—	556,653,958
Financials	3,634,056,621	27,884	—	3,634,084,505
Health Care	1,766,545,772	6,444,632	—	1,772,990,404
Industrials	3,682,430,711	—	—	3,682,430,711
Information Technology	2,118,055,662	4,186	—	2,118,059,848
Materials	1,056,532,909	—	—	1,056,532,909
Real Estate	103,665,469	—	—	103,665,469

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$482,802,124	—	—	$482,802,124
Preferred Stocks
Communication Services	1,368,690	—	—	1,368,690
Consumer Discretionary	1,268,798	—	—	1,268,798
Industrials	6,845,144	—	—	6,845,144
Rights/Warrants
Consumer Discretionary	—	$341	—	341
Health Care	—	119,955	—	119,955
Temporary Cash Investments	121,517,669	—	—	121,517,669
Securities Lending Collateral	—	719,552,811	—	719,552,811
Futures Contracts**	4,945,095	—	—	4,945,095

TOTAL	$17,393,915,373	$726,210,045	—	$18,120,125,418

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

40

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (2.9%)
Shenandoah Telecommunications Co.	380,425	$17,978,885	0.3%
Other Securities		202,212,092	2.7%

TOTAL COMMUNICATION SERVICES		220,190,977	3.0%

CONSUMER DISCRETIONARY — (13.8%)
* Adient P.L.C	499,371	23,140,852	0.3%
* Asbury Automotive Group, Inc.	118,082	23,452,266	0.3%
Cooper Tire & Rubber Co.	379,551	21,630,612	0.3%
Group 1 Automotive, Inc.	130,500	21,422,880	0.3%
Installed Building Products, Inc.	154,882	20,854,861	0.3%
#* Signet Jewelers, Ltd.	400,802	23,947,920	0.3%
#* Sleep Number Corp.	232,280	25,989,809	0.4%
* Vista Outdoor, Inc.	565,899	18,453,966	0.3%
# Winnebago Industries, Inc.	245,994	19,667,220	0.3%
Other Securities		859,407,177	11.8%

TOTAL CONSUMER DISCRETIONARY		1,057,967,563	14.6%

CONSUMER STAPLES — (3.7%)
Medifast, Inc.	90,463	20,543,243	0.3%
Other Securities		261,187,617	3.6%

TOTAL CONSUMER STAPLES		281,730,860	3.9%

ENERGY — (4.4%)
* CNX Resources Corp.	1,518,176	20,373,922	0.3%
# Matador Resources Co.	760,636	20,012,333	0.3%
* PDC Energy, Inc.	535,831	19,563,190	0.3%
Other Securities		278,776,876	3.8%

TOTAL ENERGY		338,726,321	4.7%

FINANCIALS — (20.7%)
Ameris Bancorp	427,350	23,115,361	0.3%
First BanCorp.	1,576,127	19,811,916	0.3%
Pacific Premier Bancorp, Inc.	524,434	23,090,829	0.3%
Virtus Investment Partners, Inc.	65,364	17,874,439	0.3%
Walker & Dunlop, Inc.	247,460	27,430,941	0.4%
# WSFS Financial Corp.	364,709	18,632,983	0.3%
Other Securities		1,455,964,002	20.0%

TOTAL FINANCIALS		1,585,920,471	21.9%

HEALTH CARE — (11.0%)
# CONMED Corp.	142,632	20,103,980	0.3%
* CorVel Corp.	185,259	21,677,156	0.3%
Owens & Minor, Inc.	532,916	19,232,938	0.3%
Other Securities		782,788,739	10.8%

TOTAL HEALTH CARE		843,802,813	11.7%

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

				Percentage
		Shares	Value†	of Net Assets‡
INDUSTRIALS — (18.6%)
#*	AeroVironment, Inc.	162,080	$17,888,770	0.3%
	Albany International Corp., Class A	210,236	18,761,461	0.3%
*	Atkore, Inc.	327,040	25,600,691	0.4%
*	Beacon Roofing Supply, Inc.	364,499	20,532,229	0.3%
	Boise Cascade Co.	282,825	18,870,084	0.3%
*	Casella Waste Systems, Inc., Class A	346,895	23,280,123	0.3%
#*	Chart Industries, Inc.	143,554	23,059,079	0.3%
#	Comfort Systems USA, Inc.	272,598	22,451,171	0.3%
	ESCO Technologies, Inc.	174,924	19,024,734	0.3%
	Federal Signal Corp.	439,096	18,191,747	0.3%
*	Gibraltar Industries, Inc.	223,211	20,504,162	0.3%
*	Herc Holdings, Inc.	238,075	25,140,720	0.4%
#	Matson, Inc.	294,617	19,247,329	0.3%
	Other Securities		1,153,585,194	15.6%

TOTAL INDUSTRIALS			1,426,137,494	19.7%

INFORMATION TECHNOLOGY — (10.6%)
#	Badger Meter, Inc.	203,591	19,013,363	0.3%
#*	Calix, Inc.	445,312	18,832,244	0.3%
*	ExlService Holdings, Inc.	231,561	21,391,605	0.3%
*	Fabrinet	253,135	21,673,419	0.3%
*	FormFactor, Inc.	477,470	18,692,950	0.3%
#*	Insight Enterprises, Inc.	256,329	25,727,742	0.4%
	Kulicke & Soffa Industries, Inc.	431,017	24,503,316	0.3%
*	Plexus Corp.	218,222	20,172,442	0.3%
#	TTEC Holdings, Inc.	176,804	17,986,271	0.3%
	Other Securities		626,450,311	8.4%

TOTAL INFORMATION TECHNOLOGY			814,443,663	11.2%

MATERIALS — (5.4%)
	Kaiser Aluminum Corp.	167,047	20,124,152	0.3%
	Stepan Co.	166,116	21,704,717	0.3%
	Other Securities		368,547,284	5.1%

TOTAL MATERIALS			410,376,153	5.7%

REAL ESTATE — (1.0%)
#	St Joe Co. (The)	439,233	20,112,479	0.3%
	Other Securities		52,749,813	0.7%

TOTAL REAL ESTATE			72,862,292	1.0%

UTILITIES — (1.6%)
	California Water Service Group	337,112	19,805,330	0.3%
	Other Securities		98,011,968	1.3%

TOTAL UTILITIES			117,817,298	1.6%

TOTAL COMMON STOCKS			7,169,975,905	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		505,629	0.0%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,768,235	0.0%

TOTAL PREFERRED STOCKS		2,273,864	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		508	0.0%

TOTAL RIGHTS/WARRANTS		508	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,867,051,111)		7,172,250,277

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	61,948,418	61,948,418	0.9%

SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	36,415,731	421,330,006	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,350,300,991)		$7,655,528,701	105.7%

As of April 30, 2021, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	312	06/18/21	$61,829,186	$65,120,640	$3,291,454

Total Futures Contracts			$61,829,186	$65,120,640	$3,291,454

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$220,190,977	—	—	$220,190,977
Consumer Discretionary	1,057,942,119	$25,444	—	1,057,967,563
Consumer Staples	281,730,860	—	—	281,730,860
Energy	338,726,321	—	—	338,726,321
Financials	1,585,898,281	22,190	—	1,585,920,471
Health Care	840,960,269	2,842,544	—	843,802,813
Industrials	1,426,137,211	283	—	1,426,137,494
Information Technology	814,441,555	2,108	—	814,443,663
Materials	410,376,153	—	—	410,376,153
Real Estate	72,862,292	—	—	72,862,292
Utilities	117,817,298	—	—	117,817,298

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$505,629	—	—	$505,629
Industrials	1,768,235	—	—	1,768,235
Rights/Warrants
Consumer Discretionary	—	$508	—	508
Temporary Cash Investments	61,948,418	—	—	61,948,418
Securities Lending Collateral	—	421,330,006	—	421,330,006
Futures Contracts**	3,291,454	—	—	3,291,454

TOTAL	$7,234,597,072	$424,223,083	—	$7,658,820,155

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.4%)
Verizon Communications, Inc.	2,503,435	$144,673,509	2.8%
Other Securities		33,960,091	0.6%

TOTAL COMMUNICATION SERVICES		178,633,600	3.4%

CONSUMER DISCRETIONARY — (16.3%)
* Amazon.com, Inc.	64,128	222,358,710	4.3%
Best Buy Co., Inc.	272,637	31,699,504	0.6%
* Booking Holdings, Inc.	13,721	33,837,084	0.6%
eBay, Inc.	703,472	39,246,703	0.7%
Home Depot, Inc. (The)	157,350	50,929,474	1.0%
Lowe’s Cos., Inc.	318,826	62,569,602	1.2%
* Marriott International, Inc., Class A	251,699	37,382,335	0.7%
NIKE, Inc., Class B	511,510	67,836,456	1.3%
Target Corp.	303,381	62,878,746	1.2%
TJX Cos., Inc. (The)	564,832	40,103,072	0.8%
Other Securities		201,544,398	3.9%

TOTAL CONSUMER DISCRETIONARY		850,386,084	16.3%

CONSUMER STAPLES — (10.7%)
Altria Group, Inc.	940,393	44,903,766	0.9%
Coca-Cola Co. (The)	2,178,510	117,595,970	2.3%
Costco Wholesale Corp.	235,203	87,516,684	1.7%
PepsiCo, Inc.	721,706	104,041,137	2.0%
Sysco Corp.	440,209	37,298,909	0.7%
Other Securities		167,747,059	3.1%

TOTAL CONSUMER STAPLES		559,103,525	10.7%

ENERGY — (0.4%)
Other Securities		19,476,143	0.4%

FINANCIALS — (2.9%)
Aon P.L.C., Class A	167,784	42,187,609	0.8%
S&P Global, Inc.	77,507	30,257,958	0.6%
Other Securities		80,230,257	1.5%

TOTAL FINANCIALS		152,675,824	2.9%

HEALTH CARE — (12.7%)
AbbVie, Inc.	1,081,847	120,625,941	2.3%
Amgen, Inc.	324,244	77,701,832	1.5%
Eli Lilly and Co.	400,116	73,129,201	1.4%
* IDEXX Laboratories, Inc.	58,292	32,001,725	0.6%
Johnson & Johnson	463,240	75,383,045	1.4%
Merck & Co., Inc.	1,532,728	114,188,236	2.2%
Zoetis, Inc.	180,844	31,291,437	0.6%
Other Securities		141,403,749	2.7%

TOTAL HEALTH CARE		665,725,166	12.7%

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (13.3%)
3M Co.	332,301	$65,509,819	1.3%
Caterpillar, Inc.	295,017	67,296,328	1.3%
Deere & Co.	169,441	62,837,195	1.2%
Illinois Tool Works, Inc.	135,400	31,204,284	0.6%
Lockheed Martin Corp.	96,792	36,835,163	0.7%
Union Pacific Corp.	408,543	90,733,315	1.7%
United Parcel Service, Inc., Class B	303,749	61,922,271	1.2%
Other Securities		280,955,118	5.4%

TOTAL INDUSTRIALS		697,293,493	13.4%

INFORMATION TECHNOLOGY — (37.2%)
Accenture P.L.C., Class A	336,810	97,664,796	1.9%
Apple, Inc.	1,692,531	222,500,125	4.3%
Automatic Data Processing, Inc.	232,781	43,527,719	0.8%
Broadcom, Inc.	216,589	98,807,902	1.9%
Cisco Systems, Inc.	1,033,920	52,636,867	1.0%
Intel Corp.	2,233,656	128,502,230	2.5%
International Business Machines Corp.	516,074	73,220,579	1.4%
Intuit, Inc.	96,771	39,885,135	0.8%
KLA Corp.	148,265	46,755,368	0.9%
Lam Research Corp.	72,492	44,977,661	0.9%
Mastercard, Inc., Class A	369,835	141,299,160	2.7%
Microsoft Corp.	967,155	243,897,148	4.7%
Oracle Corp.	1,104,739	83,728,169	1.6%
Paychex, Inc.	364,844	35,568,642	0.7%
QUALCOMM, Inc.	511,799	71,037,701	1.4%
Texas Instruments, Inc.	447,151	80,715,227	1.5%
# Visa, Inc., Class A	763,323	178,281,720	3.4%
Other Securities		259,654,105	4.8%

TOTAL INFORMATION TECHNOLOGY		1,942,660,254	37.2%

MATERIALS — (1.9%)
Other Securities		98,862,489	1.9%

UTILITIES — (0.1%)
Other Security		5,925,201	0.1%

TOTAL COMMON STOCKS (Cost $3,866,355,803)		5,170,741,779	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	48,204,274	48,204,274	0.9%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	662,037	7,659,767	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,922,219,502)		$5,226,605,820	100.1%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2021, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	06/18/21	$33,933,286	$36,108,560	$2,175,274

Total Futures Contracts			$33,933,286	$36,108,560	$2,175,274

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$178,633,600	—	—	$178,633,600
Consumer Discretionary	850,386,084	—	—	850,386,084
Consumer Staples	559,103,525	—	—	559,103,525
Energy	19,476,143	—	—	19,476,143
Financials	152,675,824	—	—	152,675,824
Health Care	665,725,166	—	—	665,725,166
Industrials	697,293,493	—	—	697,293,493
Information Technology	1,942,660,254	—	—	1,942,660,254
Materials	98,862,489	—	—	98,862,489
Utilities	5,925,201	—	—	5,925,201
Temporary Cash Investments	48,204,274	—	—	48,204,274
Securities Lending Collateral	—	$7,659,767	—	7,659,767
Futures Contracts**	2,175,274	—	—	2,175,274

TOTAL	$5,221,121,327	$7,659,767	—	$5,228,781,094

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (97.7%)
REAL ESTATE — (97.7%)
	Alexandria Real Estate Equities, Inc.	1,087,039	$196,862,763	1.9%
	American Homes 4 Rent, Class A	2,258,568	83,657,359	0.8%
	American Tower Corp.	3,508,143	893,769,592	8.7%
	Apartment Income REIT Corp.	1,179,844	53,269,957	0.5%
	AvalonBay Communities, Inc.	1,106,673	212,481,216	2.1%
	Boston Properties, Inc.	1,177,628	128,773,622	1.3%
	Brixmor Property Group, Inc.	2,357,024	52,655,916	0.5%
	Camden Property Trust	788,782	95,032,455	0.9%
	Crown Castle International Corp.	3,403,445	643,455,312	6.3%
	CubeSmart	1,580,191	66,905,287	0.7%
#	CyrusOne, Inc.	956,696	69,676,170	0.7%
	Digital Realty Trust, Inc.	2,222,559	342,963,079	3.3%
	Duke Realty Corp.	2,962,926	137,835,318	1.3%
	Equinix, Inc.	663,227	478,027,493	4.7%
	Equity LifeStyle Properties, Inc.	1,374,475	95,388,565	0.9%
	Equity Residential	2,959,506	219,684,130	2.1%
	Essex Property Trust, Inc.	515,802	149,850,797	1.5%
	Extra Space Storage, Inc.	1,057,745	157,276,104	1.5%
#	Federal Realty Investment Trust	582,241	65,700,074	0.6%
	First Industrial Realty Trust, Inc.	1,025,001	51,014,300	0.5%
	Gaming and Leisure Properties, Inc.	1,755,001	81,589,996	0.8%
#	Healthcare Trust of America, Inc., Class A	1,736,379	50,997,451	0.5%
	Healthpeak Properties, Inc.	4,271,762	146,692,307	1.4%
#	Host Hotels & Resorts, Inc.	5,591,576	101,543,020	1.0%
	Invitation Homes, Inc.	4,499,886	157,766,003	1.5%
#	Iron Mountain, Inc.	2,288,691	91,822,283	0.9%
	Kilroy Realty Corp.	830,814	56,943,992	0.6%
	Kimco Realty Corp.	3,440,606	72,252,726	0.7%
	Lamar Advertising Co., Class A	687,062	68,046,620	0.7%
	Life Storage, Inc.	602,356	57,862,317	0.6%
	Medical Properties Trust, Inc.	4,590,411	101,218,563	1.0%
	Mid-America Apartment Communities, Inc.	906,935	142,688,084	1.4%
	National Retail Properties, Inc.	1,391,857	64,610,002	0.6%
	Omega Healthcare Investors, Inc.	1,840,209	69,927,942	0.7%
	Prologis, Inc.	5,816,157	677,756,775	6.6%
	Public Storage	1,247,754	350,818,515	3.4%
	Realty Income Corp.	2,960,824	204,740,980	2.0%
#	Regency Centers Corp.	1,346,270	85,703,548	0.8%
	Rexford Industrial Realty, Inc.	1,044,106	58,000,088	0.6%
	SBA Communications Corp.	867,003	259,858,139	2.5%
	Simon Property Group, Inc.	2,594,300	315,830,082	3.1%
#	STORE Capital Corp.	2,024,365	72,452,023	0.7%
	Sun Communities, Inc.	893,082	148,992,870	1.5%
	UDR, Inc.	2,400,461	111,501,413	1.1%
	Ventas, Inc.	2,973,130	164,889,790	1.6%
	VEREIT, Inc.	1,808,651	86,525,864	0.8%
#	Vornado Realty Trust	1,290,111	59,022,578	0.6%
	Welltower, Inc.	3,309,774	248,332,343	2.4%
	WP Carey, Inc.	1,396,048	104,550,035	1.0%

48

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$1,760,734,839	17.3%

TOTAL COMMON STOCKS (Cost $5,947,991,682)		10,167,950,697	99.2%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	81,585,965	81,585,965	0.8%

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	13,537,760	156,631,878	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $6,186,184,703)		$10,406,168,540	101.5%

As of April 30, 2021, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	357	06/18/21	$70,064,080	$74,513,040	$4,448,960

Total Futures Contracts			$70,064,080	$74,513,040	$4,448,960

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$10,167,834,681	$116,016	—	$10,167,950,697
Temporary Cash Investments	81,585,965	—	—	81,585,965
Securities Lending Collateral	—	156,631,878	—	156,631,878
Futures Contracts**	4,448,960	—	—	4,448,960

TOTAL	$10,253,869,606	$156,747,894	—	$10,410,617,500

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$24,727,391	—
Investment Securities at Value (including $1,776, $78,025, $0 and $549,047 of securities on loan, respectively)	$399,985	$2,109,622	—	$12,685,938
Temporary Cash Investments at Value & Cost	—	5,447	—	134,681
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,818, $32,002, $0 and $256,261, respectively)	1,818	32,004	—	256,288
Segregated Cash for Futures Contracts	—	—	—	5,962
Foreign Currencies at Value	35	—	—	—
Cash	20,553	—	—	3
Receivables:
Investment Securities Sold	—	800	—	14,750
Dividends and Interest	2,720	1,561	—	3,192
Securities Lending Income	—	7	—	59
Fund Shares Sold	37	2,479	15,228	10,575
Unrealized Gain on Forward Currency Contracts	504	—	—	—
Prepaid Expenses and Other Assets	19	29	193	120

Total Assets	425,671	2,151,949	24,742,812	13,111,568

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,818	32,013	—	256,477
Investment Securities Purchased	12,013	1,438	—	20,928
Fund Shares Redeemed	162	2,809	18,922	19,412
Due to Advisor	38	171	1,803	3,128
Futures Margin Variation	2,840	—	—	786
Unrealized Loss on Forward Currency Contracts	3,266	—	—	—
Accrued Expenses and Other Liabilities	100	241	1,404	1,447

Total Liabilities	20,237	36,672	22,129	302,178

NET ASSETS	$405,434	$2,115,277	$24,720,683	$12,809,390

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $71,994 and shares outstanding of 0, 0, 0 and 2,379,647, respectively	N/A	N/A	N/A	$30.25

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $70,806 and shares outstanding of 0, 0, 0 and 2,352,420, respectively	N/A	N/A	N/A	$30.10

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $405,434; $2,115,277; $24,720,683 and $12,666,590 and shares outstanding of 24,066,315, 81,708,083, 555,152,477 and 418,581,747, respectively	$16.85	$25.89	$44.53	$30.26

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$391,612	$1,123,436	N/A	$7,996,601

Foreign Currencies at Cost	$35	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$293,256	$1,088,123	$13,989,243	$7,813,022
Total Distributable Earnings (Loss)	112,178	1,027,154	10,731,440	4,996,368

NET ASSETS	$405,434	$2,115,277	$24,720,683	$12,809,390

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $563,535, $897,681, $1,053,622 and $245,710 of securities on loan, respectively)	$15,262,912	$31,359,871	$32,902,859	$4,979,523
Temporary Cash Investments at Value & Cost	120,228	282,492	290,803	40,241
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $284,998, $250,147, $349,330 and $107,985, respectively)	285,059	250,166	349,368	108,000
Segregated Cash for Futures Contracts	7,194	14,223	15,235	1,892
Cash	6	8	7	4
Receivables:
Investment Securities Sold	39,595	11,497	47,086	9,753
Dividends and Interest	4,160	20,362	19,340	2,386
Securities Lending Income	75	111	128	30
Fund Shares Sold	11,340	13,639	26,573	2,004
Prepaid Expenses and Other Assets	95	214	260	56

Total Assets	15,730,664	31,952,583	33,651,659	5,143,889

LIABILITIES:
Payables:
Upon Return of Securities Loaned	284,981	250,453	349,629	108,040
Investment Securities Purchased	19,496	8,420	30,992	1,406
Fund Shares Redeemed	15,379	30,027	35,093	4,022
Due to Advisor	4,550	3,085	4,326	1,023
Futures Margin Variation	948	1,875	2,008	249
Accrued Expenses and Other Liabilities	1,917	2,847	3,062	605

Total Liabilities	327,271	296,707	425,110	115,345

NET ASSETS	$15,403,393	$31,655,876	$33,226,549	$5,028,544

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $15,403,393; $31,655,876; $33,226,549 and $5,028,544 and shares outstanding of 346,460,663, 937,645,825, 1,071,671,875 and 201,805,391, respectively	$44.46	$33.76	$31.00	$24.92

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,275,417	$13,533,729	$14,350,584	$2,295,006

NET ASSETS CONSIST OF:
Paid-In Capital	$8,779,420	$13,363,969	$13,770,537	$2,157,168
Total Distributable Earnings (Loss)	6,623,973	18,291,907	19,456,012	2,871,376

NET ASSETS	$15,403,393	$31,655,876	$33,226,549	$5,028,544

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,204,391, $564,627, $104,907 and $218,213 of securities on loan, respectively)	$17,274,110	$7,172,250	$5,170,742	$10,167,951
Temporary Cash Investments at Value & Cost	121,518	61,948	48,204	81,586
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $719,496, $421,301, $7,659 and $156,607, respectively)	719,553	421,330	7,660	156,632
Segregated Cash for Futures Contracts	6,691	3,432	1,903	3,927
Cash	2	3	—	—
Receivables:
Investment Securities Sold	20,113	7,472	10,470	376
Dividends and Interest	3,029	1,621	5,383	4,122
Securities Lending Income	178	207	10	27
Fund Shares Sold	9,034	3,769	4,818	6,159
Prepaid Expenses and Other Assets	135	57	168	68

Total Assets	18,154,363	7,672,089	5,249,358	10,420,848

LIABILITIES:
Payables:
Upon Return of Securities Loaned	719,893	421,324	7,671	156,749
Investment Securities Purchased	11,816	—	14,394	—
Fund Shares Redeemed	13,949	2,452	2,693	6,656
Due to Advisor	4,296	2,440	849	1,239
Futures Margin Variation	802	452	250	518
Accrued Expenses and Other Liabilities	2,048	831	314	1,226

Total Liabilities	752,804	427,499	26,171	166,388

NET ASSETS	$17,401,559	$7,244,590	$5,223,187	$10,254,460

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $17,401,559; $7,244,590; $5,223,187 and $10,254,460 and shares outstanding of 373,970,026, 257,162,844, 287,498,132 and 234,031,328, respectively	$46.53	$28.17	$18.17	$43.82

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$9,607,822	$3,867,051	$3,866,356	$5,947,992

NET ASSETS CONSIST OF:
Paid-In Capital	$8,839,120	$3,251,323	$3,888,853	$6,113,035
Total Distributable Earnings (Loss)	8,562,439	3,993,267	1,334,334	4,141,425

NET ASSETS	$17,401,559	$7,244,590	$5,223,187	$10,254,460

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$230,098	—
Income from Securities Lending	—	—	286	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,310)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	218,074	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $108, respectively)	—	$14,868	—	$107,684
Interest	$1,531	—	—	—
Income from Securities Lending	2	40	—	1,909

Total Fund Investment Income	1,533	14,908	—	109,593

Fund Expenses
Investment Management Fees	253	1,101	24,154	18,181
Accounting & Transfer Agent Fees	44	182	1,302	648
S&P 500® Fees	3	—	—	—
Custodian Fees	7	14	—	61
Shareholder Servicing Fees
Class R1 Shares	—	—	—	26
Class R2 Shares	—	—	—	81
Filing Fees	27	39	168	156
Shareholders’ Reports	12	22	298	212
Directors’/Trustees’ Fees & Expenses	4	15	170	87
Professional Fees	3	12	21	65
Previously Waived Fees Recovered by Advisor (Note C)	24	—	—	—
Other	4	23	55	125

Total Fund Expenses	381	1,408	26,168	19,642

Fees Waived, Expenses Reimbursed by Advisor (Note C)	64	—	11,214	—
Fees Paid Indirectly (Note C)	5	—	—	—

Net Expenses	312	1,408	14,954	19,642

Net Investment Income (Loss)	1,221	13,500	203,120	89,951

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	3,304	36,701	—	476,259
Affiliated Investment Companies Shares Sold	—	(3)	—	6
Transactions Allocated from Affiliated Investment Company**	—	—	474,954	—
Futures	62,774	—	—	16,600
Foreign Currency Transactions	31	—	—	—
Forward Currency Contracts	(3,591)	—	—	—
In-Kind Redemptions	—	11,794	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,664	443,720	—	4,810,053
Affiliated Investment Companies Shares	—	(2)	—	(27)
Transactions Allocated from Affiliated Investment Company	—	—	7,102,279	—
Futures	46,065	—	—	7,079
Translation of Foreign Currency-Denominated Amounts	(4)	—	—	—
Forward Currency Contracts	(3,366)	—	—	—

Net Realized and Unrealized Gain (Loss)	108,877	492,210	7,577,233	5,309,970

Net Increase (Decrease) in Net Assets Resulting from Operations	$110,098	$505,710	$7,780,353	$5,399,921

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $334, $26, $43 and $14, respectively)	$146,079	$221,794	$230,054	$35,324
Income from Securities Lending	3,044	1,128	1,588	415

Total Investment Income	149,123	222,922	231,642	35,739

Expenses
Investment Management Fees	29,832	19,152	25,195	6,060
Accounting & Transfer Agent Fees	978	2,393	2,361	389
Custodian Fees	70	142	146	32
Filing Fees	146	257	315	55
Shareholders’ Reports	261	202	215	70
Directors’/Trustees’ Fees & Expenses	107	227	238	35
Professional Fees	91	169	177	27
Other	143	310	326	50

Total Expenses	31,628	22,852	28,973	6,718

Net Expenses	31,628	22,852	28,973	6,718

Net Investment Income (Loss)	117,495	200,070	202,669	29,021

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,220,477	517,386	958,820	197,616
Affiliated Investment Companies Shares Sold	2	16	16	(3)
Futures	21,138	37,777	36,869	5,165
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,167,149	7,557,753	8,030,337	1,442,810
Affiliated Investment Companies Shares	(25)	(43)	(48)	(8)
Futures	6,787	22,008	21,113	2,801

Net Realized and Unrealized Gain (Loss)	6,415,528	8,134,897	9,047,107	1,648,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,533,023	$8,334,967	$9,249,776	$1,677,402

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $73, $39, $0 and $0, respectively)	$115,447	$42,264	$40,013	$184,770
Income from Securities Lending	2,286	1,280	57	753

Total Investment Income	117,733	43,544	40,070	185,523

Fund Expenses
Investment Management Fees	25,857	14,977	4,545	7,673
Accounting & Transfer Agent Fees	991	483	417	705
Custodian Fees	88	36	20	47
Filing Fees	143	64	136	87
Shareholders’ Reports	237	95	23	184
Directors’/Trustees’ Fees & Expenses	127	52	38	74
Professional Fees	96	39	19	59
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	18
Other	185	70	41	97

Total Fund Expenses	27,724	15,816	5,239	8,944

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	819

Net Expenses	27,724	15,816	5,239	8,125

Net Investment Income (Loss)	90,009	27,728	34,831	177,398

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,192,476	704,578	38,648	(41,903)
Affiliated Investment Companies Shares Sold	(6)	(13)	—	(1)
Futures	22,654	8,500	5,447	11,414
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,120,944	2,016,710	892,999	2,334,791
Affiliated Investment Companies Shares	(50)	(14)	(1)	(8)
Futures	6,988	4,541	2,761	5,836

Net Realized and Unrealized Gain (Loss)	6,343,006	2,734,302	939,854	2,310,129

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,433,015	$2,762,030	$974,685	$2,487,527

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,221	$3,570	$13,500	$28,514	$203,120	$517,935
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	3,304	(5,357)	36,701	(7,109)	—	—
Affiliated Investment Companies Shares Sold	—	—	(3)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	474,954	(475,431)
Futures	62,774	62,220	—	728	—	—
Foreign Currency Transactions	31	7	—	—	—	—
Forward Currency Contracts	(3,591)	(458)	—	—	—	—
In-Kind Redemptions	—	—	11,794	93,249	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,664	4,838	443,720	71,706	—	—
Affiliated Investment Companies Shares	—	—	(2)	1	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	7,102,279	(3,030,639)
Futures	46,065	(29,969)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4)	3	—	—	—	—
Forward Currency Contracts	(3,366)	3,144	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	110,098	37,998	505,710	187,086	7,780,353	(2,988,135)

Distributions:
Institutional Class Shares	(30,329)	(34,948)	(14,029)	(30,188)	(184,161)	(1,034,667)
Capital Share Transactions (1):
Shares Issued	40,825	127,765	174,021	694,531	2,116,290	5,311,976
Shares Issued in Lieu of Cash Distributions	30,299	34,917	12,481	26,468	173,846	972,937
Shares Redeemed	(178,781)	(119,160)	(256,344)	(795,988)	(3,880,722)	(9,203,611)

Net Increase (Decrease) from Capital Share Transactions	(107,657)	43,522	(69,842)	(74,989)	(1,590,586)	(2,918,698)

Total Increase (Decrease) in Net Assets	(27,888)	46,572	421,839	81,909	6,005,606	(6,941,500)
Net Assets
Beginning of Period	433,322	386,750	1,693,438	1,611,529	18,715,077	25,656,577

End of Period	$405,434	$433,322	$2,115,277	$1,693,438	$24,720,683	$18,715,077

(1) Shares Issued and Redeemed:
Shares Issued	2,635	9,759	7,459	38,705	52,995	169,503
Shares Issued in Lieu of Cash Distributions	2,042	2,584	530	1,435	4,354	28,269
Shares Redeemed	(11,427)	(9,117)	(10,923)	(42,089)	(98,145)	(292,814)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,750)	3,226	(2,934)	(1,949)	(40,796)	(95,042)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$89,951	$154,249	$117,495	$181,490	$200,070	$428,436
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	476,259	(208,930)	1,220,477	(549,806)	517,386	(205,702)
Affiliated Investment Companies Shares Sold	6	(87)	2	96	16	(198)
Futures	16,600	30,041	21,138	37,980	37,777	62,649
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,810,053	(1,239,691)	5,167,149	(1,439,781)	7,557,753	888,856
Affiliated Investment Companies Shares	(27)	(49)	(25)	(46)	(43)	(77)
Futures	7,079	(6,182)	6,787	(3,779)	22,008	(7,658)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,399,921	(1,270,649)	6,533,023	(1,773,846)	8,334,967	1,166,306

Distributions:
Class R1 Shares	(479)	(1,803)	—	—	—	—
Class R2 Shares	(568)	(2,386)	—	—	—	—
Institutional Class Shares	(109,856)	(413,733)	(198,412)	(386,451)	(188,942)	(844,109)

Total Distributions	(110,903)	(417,922)	(198,412)	(386,451)	(188,942)	(844,109)

Capital Share Transactions (1):
Shares Issued	1,308,669	2,950,839	1,240,906	3,909,907	2,035,874	5,109,364
Shares Issued in Lieu of Cash Distributions	106,358	397,269	180,496	350,431	184,797	826,332
Shares Redeemed	(2,691,309)	(3,647,254)	(2,833,677)	(5,385,497)	(3,138,754)	(8,422,017)

Net Increase (Decrease) from Capital Share Transactions	(1,276,282)	(299,146)	(1,412,275)	(1,125,159)	(918,083)	(2,486,321)

Total Increase (Decrease) in Net Assets	4,012,736	(1,987,717)	4,922,336	(3,285,456)	7,227,942	(2,164,124)
Net Assets
Beginning of Period	8,796,654	10,784,371	10,481,057	13,766,513	24,427,934	26,592,058

End of Period	$12,809,390	$8,796,654	$15,403,393	$10,481,057	$31,655,876	$24,427,934

(1) Shares Issued and Redeemed:
Shares Issued	49,105	176,340	32,195	157,707	66,332	224,581
Shares Issued in Lieu of Cash Distributions	4,190	19,124	5,137	11,192	6,083	33,942
Shares Redeemed	(103,649)	(205,273)	(74,296)	(205,274)	(102,466)	(366,844)

Net Increase (Decrease) from Shares Issued and Redeemed	(50,354)	(9,809)	(36,964)	(36,375)	(30,051)	(108,321)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$202,669	$431,749	$29,021	$62,792	$90,009	$168,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	958,820	(219,209)	197,616	(33,632)	1,192,476	(308,827)
Affiliated Investment Companies Shares Sold	16	(245)	(3)	—	(6)	(41)
Futures	36,869	70,979	5,165	10,976	22,654	46,362
In-Kind Redemptions	—	—	—	—	—	(35,598)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,030,337	884,643	1,442,810	(329,953)	5,120,944	(811,821)
Affiliated Investment Companies Shares	(48)	(60)	(8)	(10)	(50)	(100)
Futures	21,113	(5,919)	2,801	(835)	6,988	(7,408)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,249,776	1,161,938	1,677,402	(290,662)	6,433,015	(948,610)

Distributions:
Institutional Class Shares	(190,073)	(1,009,996)	(28,145)	(138,844)	(112,437)	(566,104)
Capital Share Transactions (1):
Shares Issued	2,137,866	5,050,810	340,504	986,322	1,126,375	2,924,772
Shares Issued in Lieu of Cash Distributions	186,902	987,748	27,868	131,363	105,782	535,844
Shares Redeemed	(3,828,227)	(8,349,350)	(601,801)	(1,659,075)	(3,340,906)	(6,148,667)

Net Increase (Decrease) from Capital Share Transactions	(1,503,459)	(2,310,792)	(233,429)	(541,390)	(2,108,749)	(2,688,051)

Total Increase (Decrease) in Net Assets	7,556,244	(2,158,850)	1,415,828	(970,896)	4,211,829	(4,202,765)
Net Assets
Beginning of Period	25,670,305	27,829,155	3,612,716	4,583,612	13,189,730	17,392,495

End of Period	$33,226,549	$25,670,305	$5,028,544	$3,612,716	$17,401,559	$13,189,730

(1) Shares Issued and Redeemed:
Shares Issued	76,587	251,003	15,438	65,693	26,886	104,186
Shares Issued in Lieu of Cash Distributions	6,738	44,273	1,268	7,398	2,680	16,348
Shares Redeemed	(138,223)	(396,679)	(27,390)	(105,588)	(81,113)	(209,613)

Net Increase (Decrease) from Shares Issued and Redeemed	(54,898)	(101,403)	(10,684)	(32,497)	(51,547)	(89,079)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,728	$55,347	$34,831	$44,407	$177,398	$254,435
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	704,578	(40,080)	38,648	(15,559)	(41,903)	(22,481)
Affiliated Investment Companies Shares Sold	(13)	43	—	(7)	(1)	(25)
Futures	8,500	18,436	5,447	2,286	11,414	23,323
In-Kind Redemptions	—	—	—	27,518	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,016,710	(682,708)	892,999	227,487	2,334,791	(2,026,772)
Affiliated Investment Companies Shares	(14)	(28)	(1)	—	(8)	8
Futures	4,541	(2,304)	2,761	(586)	5,836	(2,293)

Net Increase (Decrease) in Net Assets Resulting from Operations.	2,762,030	(651,294)	974,685	285,546	2,487,527	(1,773,805)

Distributions:
Institutional Class Shares	(32,792)	(181,299)	(31,517)	(40,426)	(218,106)	(234,099)
Capital Share Transactions (1):
Shares Issued	330,604	1,188,177	1,054,669	2,358,261	887,771	2,195,792
Shares Issued in Lieu of Cash Distributions	30,163	167,021	31,387	39,951	191,920	201,446
Shares Redeemed	(965,673)	(1,753,646)	(435,162)	(717,509)	(1,232,207)	(2,923,216)

Net Increase (Decrease) from Capital Share Transactions	(604,906)	(398,448)	650,894	1,680,703	(152,516)	(525,978)

Total Increase (Decrease) in Net Assets	2,124,332	(1,231,041)	1,594,062	1,925,823	2,116,905	(2,533,882)
Net Assets
Beginning of Period	5,120,258	6,351,299	3,629,125	1,703,302	8,137,555	10,671,437

End of Period	$7,244,590	$5,120,258	$5,223,187	$3,629,125	$10,254,460	$8,137,555

(1) Shares Issued and Redeemed:
Shares Issued	13,342	71,569	62,831	171,069	23,039	61,450
Shares Issued in Lieu of Cash Distributions	1,269	8,253	1,845	2,876	5,164	5,475
Shares Redeemed	(38,920)	(103,964)	(25,658)	(51,527)	(32,061)	(83,732)

Net Increase (Decrease) from Shares Issued and Redeemed	(24,309)	(24,142)	39,018	122,418	(3,858)	(16,807)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.06		$14.02	$13.03	$14.54	$12.22	$12.54	$20.01		$18.61	$16.75	$15.93	$13.06	$12.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.12	0.26	0.26	0.18	0.10	0.16		0.32	0.31	0.28	0.26	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.87		1.17	1.60	0.52	2.63	0.45	5.89		1.42	1.86	0.81	2.87	0.19

Total from Investment Operations	3.91		1.29	1.86	0.78	2.81	0.55	6.05		1.74	2.17	1.09	3.13	0.44

Less Distributions:
Net Investment Income	(0.13)		(0.11)	(0.30)	(0.25)	(0.13)	(0.08)	(0.17)		(0.31)	(0.31)	(0.27)	(0.26)	(0.24)
Net Realized Gains	(0.99)		(1.14)	(0.57)	(2.04)	(0.36)	(0.79)	—		(0.03)	—	—	—	—

Total Distributions	(1.12)		(1.25)	(0.87)	(2.29)	(0.49)	(0.87)	(0.17)		(0.34)	(0.31)	(0.27)	(0.26)	(0.24)

Net Asset Value, End of Period	$16.85		$14.06	$14.02	$13.03	$14.54	$12.22	$25.89		$20.01	$18.61	$16.75	$15.93	$13.06

Total Return	28.96	%(B)	9.55%	15.67%	5.62%	23.53%	4.75%	30.31	%(B)	9.52%	13.13%	6.82%	24.16%	3.51%

Net Assets, End of Period (thousands)	$405,434		$433,322	$386,750	$327,063	$322,347	$238,413	$2,115,277		$1,693,438	$1,611,529	$1,457,218	$1,212,883	$851,323
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.18%	0.23%	0.14	%(C)	0.16%	0.19%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.22%	0.25%	0.23%	0.24%	0.24%	0.14	%(C)	0.16%	0.19%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.58	%(C)	0.89%	1.98%	1.94%	1.36%	0.80%	1.38	%(C)	1.68%	1.77%	1.64%	1.74%	1.99%
Portfolio Turnover Rate	41	%(B)	90%	109%	91%	122%	119%	4	%(B)	20%	22%	7%	11%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$31.40		$37.13	$37.41	$38.84	$32.63	$33.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.35		0.79	0.83	0.78	0.74	0.70
Net Gains (Losses) on Securities (Realized and Unrealized)	13.10		(4.98)	1.45	0.35	6.99	0.71

Total from Investment Operations	13.45		(4.19)	2.28	1.13	7.73	1.41

Less Distributions:
Net Investment Income	(0.32)		(0.73)	(0.76)	(0.73)	(0.70)	(0.70)
Net Realized Gains	—		(0.81)	(1.80)	(1.83)	(0.82)	(1.35)

Total Distributions	(0.32)		(1.54)	(2.56)	(2.56)	(1.52)	(2.05)

Net Asset Value, End of Period	$44.53		$31.40	$37.13	$37.41	$38.84	$32.63

Total Return	42.96	%(B)	(11.56%)	6.97%	2.79%	24.11%	4.58%

Net Assets, End of Period (thousands)	$24,720,683		$18,715,077	$25,656,577	$25,268,336	$23,732,871	$17,673,253
Ratio of Expenses to Average Net Assets (D)	0.24	%(C)	0.27%	0.28%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.34	%(C)	0.37%	0.38%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.81	%(C)	2.38%	2.33%	1.98%	2.03%	2.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.57		$22.30	$23.45	$25.15	$21.26	$21.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.30	0.30	0.28	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	11.74		(3.19)	(0.24)	(0.63)	4.66	0.60

Total from Investment Operations	11.92		(2.89)	0.06	(0.35)	4.91	0.84

Less Distributions:
Net Investment Income	(0.24)		(0.27)	(0.27)	(0.26)	(0.24)	(0.27)
Net Realized Gains	—		(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.24)		(0.84)	(1.21)	(1.35)	(1.02)	(1.16)

Net Asset Value, End of Period	$30.25		$18.57	$22.30	$23.45	$25.15	$21.26

Total Return	64.42	%(B)	(13.34%)	0.78%	(1.61%)	23.32%	4.21%

Net Assets, End of Period (thousands)	$71,994		$31,832	$56,378	$47,848	$54,960	$35,661
Ratio of Expenses to Average Net Assets	0.44	%(C)	0.47%	0.48%	0.47%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.37	%(C)	1.56%	1.34%	1.10%	1.03%	1.16%
Portfolio Turnover Rate	6	%(B)	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.48		$22.18	$23.32	$25.03	$21.16	$21.51

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.27	0.27	0.24	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	11.67		(3.16)	(0.23)	(0.63)	4.65	0.60

Total from Investment Operations	11.84		(2.89)	0.04	(0.39)	4.86	0.80

Less Distributions:
Net Investment Income	(0.22)		(0.24)	(0.24)	(0.23)	(0.21)	(0.26)
Net Realized Gains	—		(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.22)		(0.81)	(1.18)	(1.32)	(0.99)	(1.15)

Net Asset Value, End of Period	$30.10		$18.48	$22.18	$23.32	$25.03	$21.16

Total Return	64.29	%(B)	(13.42%)	0.64%	(1.79%)	23.17%	4.04%

Net Assets, End of Period (thousands)	$70,806		$52,931	$72,669	$108,168	$156,809	$147,945
Ratio of Expenses to Average Net Assets	0.59	%(C)	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.35	%(C)	1.39%	1.21%	0.95%	0.90%	1.00%
Portfolio Turnover Rate	6	%(B)	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.57		$22.31	$23.46	$25.16	$21.26	$21.56

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.31	0.32	0.30	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	11.74		(3.19)	(0.23)	(0.63)	4.67	0.60

Total from Investment Operations	11.94		(2.88)	0.09	(0.33)	4.94	0.85

Less Distributions:
Net Investment Income	(0.25)		(0.29)	(0.30)	(0.28)	(0.26)	(0.26)
Net Realized Gains	—		(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.25)		(0.86)	(1.24)	(1.37)	(1.04)	(1.15)

Net Asset Value, End of Period	$30.26		$18.57	$22.31	$23.46	$25.16	$21.26

Total Return	64.54	%(B)	(13.27%)	0.88%	(1.52%)	23.46%	4.29%

Net Assets, End of Period (thousands)	$12,666,590		$8,711,891	$10,655,324	$10,307,146	$10,528,662	$7,884,683
Ratio of Expenses to Average Net Assets	0.34	%(C)	0.37%	0.38%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.65%	1.45%	1.20%	1.13%	1.24%
Portfolio Turnover Rate	6	%(B)	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.34		$32.79	$36.39	$39.07	$32.75	$33.08	$25.24		$24.71	$22.77	$22.01	$18.00	$17.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.44	0.42	0.39	0.31	0.32	0.21		0.41	0.40	0.36	0.33	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	17.34		(4.95)	(1.69)	(0.90)	7.71	1.06	8.51		0.93	2.08	0.88	4.12	0.30

Total from Investment Operations	17.66		(4.51)	(1.27)	(0.51)	8.02	1.38	8.72		1.34	2.48	1.24	4.45	0.63

Less Distributions:
Net Investment Income	(0.54)		(0.38)	(0.38)	(0.37)	(0.30)	(0.33)	(0.20)		(0.39)	(0.40)	(0.35)	(0.35)	(0.32)
Net Realized Gains	—		(0.56)	(1.95)	(1.80)	(1.40)	(1.38)	—		(0.42)	(0.14)	(0.13)	(0.09)	(0.21)

Total Distributions	(0.54)		(0.94)	(2.33)	(2.17)	(1.70)	(1.71)	(0.20)		(0.81)	(0.54)	(0.48)	(0.44)	(0.53)

Net Asset Value, End of Period	$44.46		$27.34	$32.79	$36.39	$39.07	$32.75	$33.76		$25.24	$24.71	$22.77	$22.01	$18.00

Total Return	65.11	%(B)	(14.11%)	(3.04%)	(1.48%)	24.67%	4.49%	34.63	%(B)	5.55%	11.18%	5.59%	24.93%	3.68%

Net Assets, End of Period (thousands)	$15,403,393		$10,481,057	$13,766,513	$14,732,615	$15,165,867	$12,613,185	$31,655,876		$24,427,934	$26,592,058	$23,629,726	$20,762,742	$14,960,159
Ratio of Expenses to Average Net Assets	0.46	%(C)	0.52%	0.53%	0.52%	0.52%	0.52%	0.16	%(C)	0.18%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.71	%(C)	1.56%	1.26%	1.00%	0.83%	1.01%	1.39	%(C)	1.69%	1.72%	1.55%	1.64%	1.88%
Portfolio Turnover Rate	8	%(B)	18%	19%	27%	24%	19%	1	%(B)	3%	5%	3%	3%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.79		$22.66	$21.25	$20.90	$17.19	$17.26	$17.00		$18.71	$18.40	$19.16	$15.93	$16.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.36	0.36	0.34	0.31	0.31	0.14		0.27	0.28	0.26	0.24	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	8.19		0.60	1.65	0.53	3.83	0.25	7.92		(1.40)	0.72	(0.10)	3.65	0.24

Total from Investment Operations	8.38		0.96	2.01	0.87	4.14	0.56	8.06		(1.13)	1.00	0.16	3.89	0.49

Less Distributions:
Net Investment Income	(0.17)		(0.33)	(0.37)	(0.32)	(0.31)	(0.30)	(0.14)		(0.25)	(0.27)	(0.25)	(0.23)	(0.25)
Net Realized Gains	—		(0.50)	(0.23)	(0.20)	(0.12)	(0.33)	—		(0.33)	(0.42)	(0.67)	(0.43)	(0.53)

Total Distributions	(0.17)		(0.83)	(0.60)	(0.52)	(0.43)	(0.63)	(0.14)		(0.58)	(0.69)	(0.92)	(0.66)	(0.78)

Net Asset Value, End of Period	$31.00		$22.79	$22.66	$21.25	$20.90	$17.19	$24.92		$17.00	$18.71	$18.40	$19.16	$15.93

Total Return	36.88	%(B)	4.37%	9.78%	4.16%	24.36%	3.47%	47.50	%(B)	(6.12%)	5.92%	0.69%	24.73%	3.28%

Net Assets, End of Period (thousands)	$33,226,549		$25,670,305	$27,829,155	$24,677,650	$22,515,418	$16,851,046	$5,028,544		$3,612,716	$4,583,612	$4,610,769	$4,724,003	$3,822,647
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.30	%(C)	0.32%	0.33%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.34	%(C)	1.63%	1.69%	1.53%	1.59%	1.87%	1.29	%(C)	1.59%	1.53%	1.35%	1.36%	1.64%
Portfolio Turnover Rate	2	%(B)	3%	6%	5%	5%	4%	4	%(B)	13%	6%	10%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$31.00		$33.80	$35.02	$36.48	$30.14	$30.84	$18.19		$20.78	$21.88	$22.76	$18.58	$19.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.35	0.38	0.39	0.35	0.34	0.10		0.18	0.20	0.17	0.16	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	15.58		(2.02)	(0.05)	(0.08)	7.17	0.77	10.00		(2.18)	(0.26)	0.12	5.12	0.60

Total from Investment Operations	15.81		(1.67)	0.33	0.31	7.52	1.11	10.10		(2.00)	(0.06)	0.29	5.28	0.76

Less Distributions:
Net Investment Income	(0.28)		(0.32)	(0.35)	(0.37)	(0.35)	(0.35)	(0.12)		(0.16)	(0.18)	(0.16)	(0.16)	(0.16)
Net Realized Gains	—		(0.81)	(1.20)	(1.40)	(0.83)	(1.46)	—		(0.43)	(0.86)	(1.01)	(0.94)	(1.02)

Total Distributions	(0.28)		(1.13)	(1.55)	(1.77)	(1.18)	(1.81)	(0.12)		(0.59)	(1.04)	(1.17)	(1.10)	(1.18)

Net Asset Value, End of Period	$46.53		$31.00	$33.80	$35.02	$36.48	$30.14	$28.17		$18.19	$20.78	$21.88	$22.76	$18.58

Total Return	51.16	%(B)	(5.08%)	1.41%	0.77%	25.21%	3.89%	55.65	%(B)	(9.87%)	0.24%	1.29%	28.91%	4.32%

Net Assets, End of Period (thousands)	$17,401,559		$13,189,730	$17,392,495	$17,303,451	$16,931,787	$12,977,199	$7,244,590		$5,120,258	$6,351,299	$6,478,316	$6,306,730	$5,128,323
Ratio of Expenses to Average Net Assets	0.34	%(C)	0.36%	0.37%	0.37%	0.37%	0.37%	0.48	%(C)	0.52%	0.53%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.11	%(C)	1.15%	1.13%	1.06%	1.04%	1.16%	0.84	%(C)	1.00%	0.98%	0.74%	0.75%	0.88%
Portfolio Turnover Rate	4	%(B)	3%	8%	13%	14%	10%	9	%(B)	11%	15%	19%	15%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio							DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.61		$13.51	$11.85	$10.93	$10.00		$34.21		$41.90	$34.14	$34.99	$34.32	$33.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.25	0.22	0.19	0.07		0.75		1.01	0.52 **	1.60	0.84	1.09
Net Gains (Losses) on Securities (Realized and Unrealized)	3.55		1.07	1.64	0.89	0.91		9.79		(7.77)	8.09 **	(0.69)	1.12	1.18

Total from Investment Operations	3.68		1.32	1.86	1.08	0.98		10.54		(6.76)	8.61	0.91	1.96	2.27

Less Distributions:
Net Investment Income	(0.12)		(0.22)	(0.20)	(0.16)	(0.05)		(0.81)		(0.87)	(0.85)	(1.65)	(0.98)	(0.99)
Net Realized Gains	—		—	—	—	—		(0.12)		(0.06)	—	(0.11)	(0.31)	—

Total Distributions	(0.12)		(0.22)	(0.20)	(0.16)	(0.05)		(0.93)		(0.93)	(0.85)	(1.76)	(1.29)	(0.99)

Net Asset Value, End of Period	$18.17		$14.61	$13.51	$11.85	$10.93		$43.82		$34.21	$41.90	$34.14	$34.99	$34.32

Total Return	25.22	%(B)	9.90%	15.88%	9.88%	9.84	%(B)	31.34	%(B)	(16.27%)	25.64%	2.63%	5.86%	6.89%

Net Assets, End of Period (thousands)	$5,223,187		$3,629,125	$1,703,302	$722,728	$141,073		$10,254,460		$8,137,555	$10,671,437	$8,577,658	$8,281,176	$7,260,180
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.25%	0.25%	0.25%	0.23	%(C)(E)	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23	%(C)	0.25%	0.25%	0.27%	0.35	%(C)(E)	0.20	%(C)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.53	%(C)	1.76%	1.73%	1.58%	1.45	%(C)(E)	3.93	%(C)	2.73%	1.38%**	4.66%	2.43%	3.15%
Portfolio Turnover Rate	5	%(B)	0%	4%	7%	0	%(B)	3	%(B)	5%	3%	3%	1%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2021, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

		Percentage
		Ownership
Feeder Fund	Master Fund	at 04/30/21
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	84%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

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are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.11	%*
U.S. Large Cap Value Portfolio	0.22	%*
U.S. Targeted Value Portfolio	0.32	%*
U.S. Small Cap Value Portfolio	0.43	%*
U.S. Core Equity 1 Portfolio	0.13	%*
U.S. Core Equity 2 Portfolio	0.17	%*
U.S. Vector Equity Portfolio	0.27	%*
U.S. Small Cap Portfolio	0.32	%*
U.S. Micro Cap Portfolio	0.45	%*
U.S. High Relative Profitability Portfolio	0.20%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2021	February 28, 2021
U.S. Large Cap Equity Portfolio	0.12%	0.10%
U.S. Large Cap Value Portfolio	0.23%	0.19%
U.S. Targeted Value Portfolio	0.33%	0.30%
U.S. Small Cap Value Portfolio	0.48%	0.36%
U.S. Core Equity 1 Portfolio	0.14%	0.12%
U.S. Core Equity 2 Portfolio	0.17%	0.16%
U.S. Vector Equity Portfolio	0.28%	0.25%
U.S. Small Cap Portfolio	0.33%	0.30%
U.S. Micro Cap Portfolio	0.48%	0.41%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the six months ended April 30, 2021, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$24	$64	$813
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	11,214	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	18	819	4,575
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the Permanent Fee Waiver). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$11
U.S. Large Cap Equity Portfolio	24
U.S. Large Cap Value Portfolio	545
U.S. Targeted Value Portfolio	219
U.S. Small Cap Value Portfolio	418
U.S. Core Equity 1 Portfolio	448
U.S. Core Equity 2 Portfolio	534
U.S. Vector Equity Portfolio	115
U.S. Small Cap Portfolio	345
U.S. Micro Cap Portfolio	195
U.S. High Relative Profitability Portfolio	33
DFA Real Estate Securities Portfolio	214

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$50,779	$32,032	$101,370	$100,381
U.S. Large Cap Equity Portfolio	—	—	72,078	122,674
U.S. Targeted Value Portfolio	—	—	671,572	1,937,772
U.S. Small Cap Value Portfolio	—	—	1,078,739	2,535,212
U.S. Core Equity 1 Portfolio	—	—	412,723	1,238,924
U.S. Core Equity 2 Portfolio	—	—	669,507	2,155,083
U.S. Vector Equity Portfolio	—	—	183,010	404,343

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$650,760	$2,656,899
U.S. Micro Cap Portfolio	—	—	595,458	1,192,866
U.S. High Relative Profitability Portfolio	—	—	872,942	214,418
DFA Real Estate Securities Portfolio	—	—	300,843	489,328

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$10,071	$53,397	$61,650	—	—	$1,818	157	$2	—

Total	$10,071	$53,397	$61,650	—	—	$1,818	157	$2	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,230	$211,993	$187,214	$(3)	$(2)	$32,004	2,766	$11	—

Total	$7,230	$211,993	$187,214	$(3)	$(2)	$32,004	2,766	$11	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$264,862	$1,355,483	$1,364,036	$6	$(27)	$256,288	22,151	$158	—

Total	$264,862	$1,355,483	$1,364,036	$6	$(27)	$256,288	22,151	$158	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$361,122	$958,242	$1,034,282	$2	$(25)	$285,059	24,638	$164	—

Total	$361,122	$958,242	$1,034,282	$2	$(25)	$285,059	24,638	$164	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$343,800	$1,412,522	$1,506,129	$16	$(43)	$250,166	21,622	$164	—

Total	$343,800	$1,412,522	$1,506,129	$16	$(43)	$250,166	21,622	$164	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$424,201	$1,458,450	$1,533,251	$16	$(48)	$349,368	30,196	$211	—

Total	$424,201	$1,458,450	$1,533,251	$16	$(48)	$349,368	30,196	$211	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,157	$462,543	$496,689	$(3)	$(8)	$108,000	9,334	$58	—

Total	$142,157	$462,543	$496,689	$(3)	$(8)	$108,000	9,334	$58	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$693,347	$1,845,221	$1,818,959	$(6)	$(50)	$719,553	62,191	$332	—

Total	$693,347	$1,845,221	$1,818,959	$(6)	$(50)	$719,553	62,191	$332	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$306,205	$1,018,775	$903,623	$(13)	$(14)	$421,330	36,416	$160	—

Total	$306,205	$1,018,775	$903,623	$(13)	$(14)	$421,330	36,416	$160	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$19,518	$107,509	$119,366	—	$(1)	$7,660	662	—	—

Total	$19,518	$107,509	$119,366	—	$(1)	$7,660	662	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$211,145	$914,613	$969,117	$(1)	$(8)	$156,632	13,538	$102	—

Total	$211,145	$914,613	$969,117	$(1)	$(8)	$156,632	13,538	$102	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2019	$12,487	$8,470	—	$20,957
2020	16,363	18,585	—	34,948
U.S. Large Cap Equity Portfolio
2019	27,531	—	—	27,531
2020	27,356	2,832	—	30,188
U.S. Large Cap Value Portfolio
2019	527,139	1,212,148	—	1,739,287
2020	481,285	553,382	—	1,034,667
U.S. Targeted Value Portfolio
2019	165,860	393,406	—	559,266
2020	144,747	273,175	—	417,922
U.S. Small Cap Value Portfolio
2019	168,204	769,928	—	938,132
2020	154,869	231,582	—	386,451
U.S. Core Equity 1 Portfolio
2019	423,200	148,232	—	571,432
2020	396,684	447,425	—	844,109
U.S. Core Equity 2 Portfolio
2019	443,069	263,127	—	706,196
2020	404,026	605,970	—	1,009,996
U.S. Vector Equity Portfolio
2019	66,053	105,741	—	171,794
2020	58,715	80,129	—	138,844
U.S. Small Cap Portfolio
2019	215,050	555,233	—	770,283
2020	160,316	405,787	—	566,103
U.S. Micro Cap Portfolio
2019	56,095	254,341	—	310,436
2020	49,023	132,276	—	181,299
U.S. High Relative Profitability Portfolio
2019	18,698	—	—	18,698
2020	40,427	—	—	40,427
DFA Real Estate Securities Portfolio
2019	212,725	—	—	212,725
2020	219,888	14,211	—	234,099

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(1,605)	$(2,730)	$(4,335)
U.S. Large Cap Equity Portfolio	(1,602)	—	(1,602)
U.S. Large Cap Value Portfolio	(15,063)	—	(15,063)
U.S. Targeted Value Portfolio	(8,542)	—	(8,542)
U.S. Small Cap Value Portfolio	(28,295)	—	(28,295)
U.S. Core Equity 1 Portfolio	(10,460)	—	(10,460)
U.S. Core Equity 2 Portfolio	(9,019)	—	(9,019)
U.S. Vector Equity Portfolio	(1,714)	—	(1,714)
U.S. Small Cap Portfolio	(6,582)	—	(6,582)
U.S. Micro Cap Portfolio	(1,429)	—	(1,429)
U.S. High Relative Profitability Portfolio	(2,145)	—	(2,145)
DFA Real Estate Securities Portfolio	(16,123)	—	(16,123)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$13,383	$16,475	—	$2,567	$32,425
U.S. Large Cap Equity Portfolio	2,805	—	$(6,559)	539,241	535,487
U.S. Large Cap Value Portfolio	20,606	—	(505,367)	3,621,058	3,136,297
U.S. Targeted Value Portfolio	30,124	—	(195,592)	(126,967)	(292,435)
U.S. Small Cap Value Portfolio	118,093	—	(568,105)	739,802	289,790
U.S. Core Equity 1 Portfolio	19,210	—	(151,776)	10,278,822	10,146,256
U.S. Core Equity 2 Portfolio	17,721	—	(152,692)	10,531,785	10,396,814
U.S. Vector Equity Portfolio	3,123	—	(23,991)	1,243,100	1,222,232
U.S. Small Cap Portfolio	32,456	—	(295,987)	2,505,740	2,242,209
U.S. Micro Cap Portfolio	7,103	—	(27,761)	1,284,885	1,264,227
U.S. High Relative Profitability Portfolio	3,457	—	(22,636)	410,356	391,177
DFA Real Estate Securities Portfolio	88,449	11,540	—	1,772,235	1,872,224

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

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	Unlimited	Total
Enhanced U.S. Large Company Portfolio	—	—
U.S. Large Cap Equity Portfolio	$6,559	$6,559
U.S. Large Cap Value Portfolio	505,367	505,367
U.S. Targeted Value Portfolio	195,592	195,592
U.S. Small Cap Value Portfolio	568,105	568,105
U.S. Core Equity 1 Portfolio	151,776	151,776
U.S. Core Equity 2 Portfolio	152,692	152,692
U.S. Vector Equity Portfolio	23,991	23,991
U.S. Small Cap Portfolio	295,987	295,987
U.S. Micro Cap Portfolio	27,761	27,761
U.S. High Relative Profitability Portfolio	22,636	22,636
DFA Real Estate Securities Portfolio	—	—

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$395,652	$8,984	$(3,446)	$5,538
U.S. Large Cap Equity Portfolio	1,164,113	999,889	(13,702)	986,187
U.S. Large Cap Value Portfolio	13,945,808	10,762,018	—	10,762,018
U.S. Targeted Value Portfolio	8,393,918	5,048,122	(358,758)	4,689,364
U.S. Small Cap Value Portfolio	9,761,384	6,261,778	(274,222)	5,987,556
U.S. Core Equity 1 Portfolio	14,056,133	18,349,201	(523,041)	17,826,160
U.S. Core Equity 2 Portfolio	14,981,105	19,090,126	(537,813)	18,552,313
U.S. Vector Equity Portfolio	2,441,872	2,764,160	(79,628)	2,684,532
U.S. Small Cap Portfolio	10,488,696	8,185,331	(518,987)	7,666,344
U.S. Micro Cap Portfolio	4,353,995	3,470,825	(165,597)	3,305,228
U.S. High Relative Profitability Portfolio	3,923,251	1,333,232	(28,845)	1,304,387
DFA Real Estate Securities Portfolio	6,341,538	4,378,590	(263,049)	4,115,541

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$32,271	1,214	$10,059	547
Shares Issued in Lieu of Cash Distributions	479	18	1,803	86
Shares Redeemed	(14,783)	(566)	(29,000)	(1,447)

Net Increase (Decrease) — Class R1 Shares	$17,967	666	$(17,138)	(814)

Class R2 Shares
Shares Issued	$7,624	287	$20,468	1,154
Shares Issued in Lieu of Cash Distributions	568	23	2,386	112
Shares Redeemed	(20,841)	(823)	(34,297)	(1,677)

Net Increase (Decrease) — Class R2 Shares	$(12,649)	(513)	$(11,443)	(411)

Institutional Class Shares
Shares Issued	$1,268,775	47,604	$2,920,310	174,640
Shares Issued in Lieu of Cash Distributions	105,311	4,149	393,081	18,926
Shares Redeemed	(2,655,686)	(102,260)	(3,583,956)	(202,150)

Net Increase (Decrease) — Institutional Class Shares	$(1,281,600)	(50,507)	$(270,565)	(8,584)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$147,995	$408,427
U.S. Targeted Value Portfolio	—	97,335
U.S. Small Cap Value Portfolio	—	131,689
U.S. Core Equity 1 Portfolio	—	237,654
U.S. Core Equity 2 Portfolio	—	233,614
U.S. Vector Equity Portfolio	—	31,320
U.S. Small Cap Portfolio	—	95,707
U.S. Micro Cap Portfolio	—	56,418
U.S. High Relative Profitability Portfolio	—	29,820
DFA Real Estate Securities Portfolio	—	63,256

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$29,687	$504	$29,183
U.S. Targeted Value Portfolio	4,197	—	4,197
U.S. Small Cap Value Portfolio	3,464	—	3,464
U.S. Core Equity 1 Portfolio	16,261	—	16,261
U.S. Core Equity 2 Portfolio	17,419	—	17,419

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	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Vector Equity Portfolio	$2,163	—	$2,163
U.S. Small Cap Portfolio	4,945	—	4,945
U.S. Micro Cap Portfolio	3,291	—	3,291
U.S. High Relative Profitability Portfolio	2,175	—	2,175
DFA Real Estate Securities Portfolio	4,449	—	4,449

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)
Enhanced U.S. Large Company Portfolio	$(3,266)	$(3,266)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$59,183	$(3,591)	$62,774
U.S. Targeted Value Portfolio	16,600	—	16,600
U.S. Small Cap Value Portfolio	21,138	—	21,138
U.S. Core Equity 1 Portfolio	37,777	—	37,777
U.S. Core Equity 2 Portfolio	36,869	—	36,869
U.S. Vector Equity Portfolio	5,165	—	5,165
U.S. Small Cap Portfolio	22,654	—	22,654
U.S. Micro Cap Portfolio	8,500	—	8,500
U.S. High Relative Profitability Portfolio	5,447	—	5,447
DFA Real Estate Securities Portfolio	11,414	—	11,414

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$42,699	$(3,366)	$46,065
U.S. Targeted Value Portfolio	7,079	—	7,079
U.S. Small Cap Value Portfolio	6,787	—	6,787
U.S. Core Equity 1 Portfolio	22,008	—	22,008
U.S. Core Equity 2 Portfolio	21,113	—	21,113
U.S. Vector Equity Portfolio	2,801	—	2,801
U.S. Small Cap Portfolio	6,988	—	6,988
U.S. Micro Cap Portfolio	4,541	—	4,541
U.S. High Relative Profitability Portfolio	2,761	—	2,761
DFA Real Estate Securities Portfolio	5,836	—	5,836

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2021 (amounts in thousands):

		Net Amounts of Assets Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	in the Statements of Assets and Liabilities	Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	in the Statements of Assets and Liabilities	Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
Bank of America Corp	—	—	—	—	—	$898	$898	—	—	$898
Citibank, N.A	$390	$390	$(390)	—	—	1,598	1,598	$(390)	—	1,208
HSBC Bank	96	96	(96)	—	—	125	125	(96)	—	29
State Street Bank and Trust	18	18	(18)	—	—	645	645	(18)	—	627

Total	$504	$504	$(504)	—	—	$3,266	$3,266	$(504)	—	$2,762

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
U.S. Large Cap Equity Portfolio	0.84%	$723	6	—	$1,439	—
U.S. Small Cap Portfolio	0.84%	21,715	14	$7	56,443	—
U.S. Micro Cap Portfolio	0.84%	6,721	5	1	9,158	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$17,085	$37,799	$12,049
U.S. Targeted Value Portfolio	194,936	200,724	(14,020)
U.S. Small Cap Value Portfolio	291,621	192,541	67,914
U.S. Core Equity 1 Portfolio	78,286	80,994	12,524
U.S. Core Equity 2 Portfolio	65,910	202,571	19,464
U.S. Vector Equity Portfolio	23,181	135,000	43,040
U.S. Small Cap Portfolio	76,464	175,320	30,156
U.S. Micro Cap Portfolio	125,041	87,324	17,751
U.S. High Relative Profitability Portfolio	69,392	19,571	2,049
DFA Real Estate Securities Portfolio	2,174	54,540	378

85

K. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$47,571
U.S. Targeted Value Portfolio	310,643
U.S. Small Cap Value Portfolio	297,643
U.S. Core Equity 1 Portfolio	671,144
U.S. Core Equity 2 Portfolio	733,027
U.S. Vector Equity Portfolio	145,052
U.S. Small Cap Portfolio	524,014
U.S. Micro Cap Portfolio	164,130
U.S. High Relative Profitability Portfolio	99,697
DFA Real Estate Securities Portfolio	67,624

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

86

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$1,818	—	—	—	$1,818
U.S. Large Cap Equity Portfolio
Common Stocks	32,013	—	—	—	32,013
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	256,477	—	—	—	256,477
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	284,981	—	—	—	284,981
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	250,453	—	—	—	250,453
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	349,629	—	—	—	349,629
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	108,040	—	—	—	108,040
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	719,893	—	—	—	719,893
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	421,324	—	—	—	421,324
U.S. High Relative Profitability Portfolio
Common Stocks	7,671	—	—	—	7,671
DFA Real Estate Securities Portfolio
Common Stocks	156,749	—	—	—	156,749

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

87

N. In-Kind Redemptions:

During the six months ended April 30, 2021, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:

U.S. Large Cap Equity Portfolio	$11,794

O. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

P. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolios’ performance.

Q. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

88

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	69%
U.S. Large Cap Equity Portfolio-Institutional Class	4	85%
U.S. Large Cap Value Portfolio-Institutional Class	3	68%
U.S. Targeted Value Portfolio-Class R1	2	82%
U.S. Targeted Value Portfolio-Class R2	5	86%
U.S. Targeted Value Portfolio-Institutional Class	3	57%
U.S. Small Cap Value Portfolio-Institutional Class	4	74%
U.S. Core Equity 1 Portfolio-Institutional Class	4	74%
U.S. Core Equity 2 Portfolio-Institutional Class	5	83%
U.S. Vector Equity Portfolio-Institutional Class	5	86%
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	85%
DFA Real Estate Securities Portfolio-Institutional Class	4	70%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (“the Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

89

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

R. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,262.00	0.32%	$1.79

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CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Corporate	26.7%
Government	40.4%
Foreign Corporate	18.5%
Foreign Government	11.9%
Supranational	2.5%

100.0%

93

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (45.1%)
AUSTRALIA — (0.4%)
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω 1.045%, 11/23/21		2,000	$2,009,333
Glencore Funding, LLC
Ω 4.125%, 03/12/24		2,225	2,408,198
Westpac Banking Corp.
2.100%, 05/13/21		1,000	1,000,517

TOTAL AUSTRALIA			5,418,048

CANADA — (9.9%)
Bank of Montreal
1.610%, 10/28/21	CAD	2,500	2,047,289
Bank of Nova Scotia (The)
1.900%, 12/02/21	CAD	2,500	2,053,228
1.830%, 04/27/22	CAD	17,000	14,028,613
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.100%, FRN
(r)Ω 0.538%, 09/15/22	CAD	10,000	8,173,697
Canadian Government Bond
2.250%, 03/01/24	CAD	24,000	20,524,818
Canadian Imperial Bank of Commerce
2.040%, 03/21/22	CAD	25,000	20,639,873
Canadian Natural Resources, Ltd.
2.950%, 01/15/23		750	778,029
Enbridge, Inc.
4.000%, 10/01/23		7,000	7,492,944
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r) 0.635%, 04/14/23	CAD	480	393,587
National Bank of Canada
2.100%, 02/01/23		2,500	2,570,787
Nutrien, Ltd.
3.625%, 03/15/24		3,300	3,549,734
Province of Alberta Canada
1.350%, 09/01/21	CAD	15,000	12,249,685
Province of Quebec Canada
2.250%, 02/22/24	CAD	9,000	7,657,194
Suncor Energy, Inc.
2.800%, 05/15/23		6,900	7,195,879

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Toronto-Dominion Bank (The)
2.850%, 03/08/24	CAD	25,000	$21,411,748

TOTAL CANADA			130,767,105

DENMARK — (0.6%)
Danske Bank A.S.
Ω 5.000%, 01/12/22		784	807,146
Ω 2.700%, 03/02/22		1,000	1,019,478
Ω 5.375%, 01/12/24		5,000	5,569,776
5.375%, 01/12/24		1,000	1,113,955

TOTAL DENMARK			8,510,355

FRANCE — (1.3%)
BNP Paribas SA
Ω 2.950%, 05/23/22		2,000	2,054,521
Credit Agricole SA
Ω 3.375%, 01/10/22		1,620	1,653,578
Sanofi
0.875%, 09/22/21	EUR	5,000	6,021,648
Societe Generale SA
Ω 3.250%, 01/12/22		1,000	1,019,382
Ω 3.875%, 03/28/24		6,000	6,485,457

TOTAL FRANCE			17,234,586

GERMANY — (1.7%)
Bayer US Finance II LLC
Ω 3.875%, 12/15/23		3,500	3,763,134
Daimler Finance North America LLC
Ω 2.550%, 08/15/22		1,100	1,129,234
Deutsche Bahn Finance GMBH
4.375%, 09/23/21	EUR	175	214,356
Deutsche Bank AG
3.375%, 05/12/21		2,388	2,389,528
4.250%, 10/14/21		1,300	1,321,996
3.950%, 02/27/23		1,695	1,787,102
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	45,000	5,463,510
Siemens Financieringsmaatschappij NV
2.900%, 05/27/22		1,000	1,028,157
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		850	866,286

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DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GERMANY — (Continued)
Ω 2.700%, 09/26/22	4,000	$4,123,396

TOTAL GERMANY		22,086,699

JAPAN — (1.0%)
American Honda Finance Corp.
1.950%, 05/20/22	1,500	1,525,685
Mitsubishi UFJ Financial Group, Inc.
# 2.190%, 09/13/21	1,000	1,006,894
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.060%, FRN
(r) 1.244%, 09/13/21	2,500	2,508,665
Mizuho Financial Group, Inc.
2.953%, 02/28/22	500	510,977
2.601%, 09/11/22	2,173	2,239,330
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.324%, 09/13/21	560	562,296
Nissan Motor Acceptance Corp.
1.900%, 09/14/21	150	150,664
Nissan Motor Co., Ltd.
3.043%, 09/15/23	770	805,606
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.330%, 10/19/21	3,520	3,537,133

TOTAL JAPAN		12,847,250

NETHERLANDS — (1.5%)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.310%, 01/12/24	6,700	6,704,516
ING Groep NV
3.550%, 04/09/24	5,000	5,405,810
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.254%, 12/15/21	5,000	5,001,946
NXP B.V. / NXP Funding LLC
Ω 4.875%, 03/01/24	1,600	1,775,552

	Face Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Shell International Finance BV
1.875%, 05/10/21		1,263	$1,263,356

TOTAL NETHERLANDS			20,151,180

NORWAY — (2.2%)
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	230,000	29,433,037

SINGAPORE — (2.2%)
Singapore Government Bond
2.000%, 02/01/24	SGD	35,000	27,329,325
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	2,000	2,415,873

TOTAL SINGAPORE			29,745,198

SPAIN — (0.2%)
Santander Holdings USA, Inc.
3.400%, 01/18/23		2,000	2,085,855

SUPRANATIONAL ORGANIZATION OBLIGATIONS —(1.9%)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.276%, 08/19/22		1,500	1,503,045
European Investment Bank
1.500%, 01/26/24	NOK	119,170	14,541,489
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.140%, 01/13/23		8,700	8,703,741

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,748,275

SWITZERLAND — (0.3%)
Credit Suisse AG
3.000%, 10/29/21		500	506,524
Nestle Finance International, Ltd.
2.125%, 09/10/21	EUR	2,875	3,487,203

TOTAL SWITZERLAND			3,993,727

UNITED KINGDOM — (1.4%)
CNH Industrial Capital LLC
3.875%, 10/15/21		430	436,233

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
4.375%, 04/05/22	1,460	$1,509,806
1.950%, 07/02/23	4,000	4,112,049
HSBC Holdings P.L.C.
3.600%, 05/25/23	3,200	3,407,782
Lloyds Banking Group P.L.C.
3.100%, 07/06/21	1,000	1,004,930
3.000%, 01/11/22	5,400	5,499,799
NatWest Markets P.L.C.
Ω 2.375%, 05/21/23	2,900	3,012,320

TOTAL UNITED KINGDOM		18,982,919

UNITED STATES — (20.5%)
AbbVie, Inc.
2.900%, 11/06/22	6,500	6,741,388
Aetna, Inc.
2.750%, 11/15/22	886	911,525
Air Lease Corp.
2.250%, 01/15/23	2,414	2,476,461
American Express Co.
2.500%, 08/01/22	3,569	3,659,861
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22	6,000	6,215,552
Bank of America Corp.
3.300%, 01/11/23	5,000	5,252,744
Boeing Co. (The)
2.200%, 10/30/22	3,500	3,559,047
2.800%, 03/01/23	4,000	4,143,546
Boston Scientific Corp.
3.450%, 03/01/24	2,000	2,145,561
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.625%, 01/15/24	8,000	8,567,748
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22	2,000	2,059,705
4.350%, 03/15/24	5,000	5,475,323
Capital One Financial Corp.
4.750%, 07/15/21	4,110	4,146,661
Cardinal Health, Inc.
3.200%, 06/15/22	4,654	4,791,612
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 0.456%, 09/07/21	1,800	1,801,299
CenterPoint Energy, Inc.
3.850%, 02/01/24	2,000	2,168,275
Cigna Corp.
3.750%, 07/15/23	1,163	1,241,818
Citigroup, Inc.
4.500%, 01/14/22	195	200,744

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Discovery Communications LLC
3.800%, 03/13/24	8,000	$8,621,187
Dollar Tree, Inc.
3.700%, 05/15/23	7,278	7,724,234
DuPont de Nemours, Inc.
2.169%, 05/01/23	7,900	7,929,034
Eastman Chemical Co.
3.500%, 12/01/21	400	407,253
3.600%, 08/15/22	1,725	1,780,557
eBay, Inc.
2.750%, 01/30/23	3,800	3,948,913
Edison International
2.400%, 09/15/22	2,400	2,448,073
2.950%, 03/15/23	1,522	1,575,617
Energy Transfer Partners L.P. / Regency Energy Finance Corp.
# 4.500%, 11/01/23	9,000	9,683,037
General Motors Financial Co., Inc.
3.550%, 07/08/22	1,088	1,125,044
3.250%, 01/05/23	4,350	4,526,700
5.200%, 03/20/23	1,753	1,898,642
Global Payments, Inc.
3.750%, 06/01/23	4,000	4,234,051
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	1,000	1,011,530
5.750%, 01/24/22	1,000	1,039,392
3.625%, 01/22/23	1,503	1,586,842
3.200%, 02/23/23	4,500	4,719,420
Harley-Davidson Financial Services, Inc.
Ω 3.350%, 02/15/23	1,200	1,254,106
Hewlett Packard Enterprise Co.
1.450%, 04/01/24	10,000	10,201,752
JPMorgan Chase & Co.
4.350%, 08/15/21	750	758,823
3.250%, 09/23/22	4,112	4,281,243
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22	2,120	2,199,107
Kinder Morgan, Inc.
Ω 5.625%, 11/15/23	4,336	4,806,372
Kroger Co. (The)
2.950%, 11/01/21	2,334	2,358,948
Laboratory Corp. of America Holdings
3.750%, 08/23/22	3,118	3,223,477
LyondellBasell Industries NV
5.750%, 04/15/24	8,000	9,043,904
Marathon Petroleum Corp.
4.500%, 05/01/23	7,370	7,895,584

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Micron Technology, Inc.
2.497%, 04/24/23		7,100	$7,356,202
Morgan Stanley
3.125%, 01/23/23		7,700	8,061,207
3.875%, 04/29/24		2,832	3,091,524
Mylan, Inc.
Ω 3.125%, 01/15/23		5,000	5,200,549
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.375%, FRN
(r) 0.574%, 06/30/21		1,800	1,801,035
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		1,900	1,960,525
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 4.250%, 01/17/23		4,000	4,244,876
Ω 4.125%, 08/01/23		2,022	2,170,920
Philip Morris International, Inc.
2.900%, 11/15/21		5,159	5,235,055
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,153	1,403,366
Raytheon Technologies Corp.
3.200%, 03/15/24		4,040	4,312,936
Ryder System, Inc.
3.650%, 03/18/24		8,033	8,667,951
Southwest Airlines Co.
4.750%, 05/04/23		4,750	5,137,301
Stellantis NV
5.250%, 04/15/23		7,040	7,631,219
Utah Acquisition Sub, Inc.
3.150%, 06/15/21		1,214	1,216,586
Valero Energy Corp.
2.700%, 04/15/23		6,000	6,238,181
1.200%, 03/15/24		2,000	2,010,530
VMware, Inc.
2.950%, 08/21/22		4,000	4,119,826
Waste Management, Inc.
2.400%, 05/15/23		2,207	2,290,876
Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r) 1.201%, 07/26/21		3,000	3,006,492
Williams Cos., Inc. (The)
3.700%, 01/15/23		7,000	7,316,686
Williams Partners LP
3.350%, 08/15/22		995	1,024,705

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Zoetis, Inc., Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.622%, 08/20/21	994	$994,941

TOTAL UNITED STATES		270,335,201

TOTAL BONDS		596,339,435

U.S. TREASURY OBLIGATIONS — (30.6%)
U.S. Treasury Bill
~« 0.035%, 06/01/21	15,000	14,999,879
U.S. Treasury Notes
0.250%, 03/15/24	137,000	136,764,531
~« 2.125%, 03/31/24	150,000	157,822,266
0.375%, 04/15/24	22,000	22,027,500
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.055%, FRN,
0.075%, 07/31/22	6,000	6,002,872
(r)~«3M USTMMR + 0.055%, FRN,
0.075%, 10/31/22	32,000	32,016,031
(r) 3M USTMMR + 0.049%, FRN,
0.069%, 01/31/23	34,000	34,013,146

TOTAL U.S. TREASURY OBLIGATIONS		403,646,225

TOTAL INVESTMENT SECURITIES (Cost $992,430,289)		999,985,660

COMMERCIAL PAPER — (24.3%)
Banque Et Caisse d’Epargne de l’Etat
0.150%, 06/10/21	26,000	25,997,898
BNG Bank N.V.
Ω 0.150%, 06/01/21	10,000	9,999,262
Caisse Des Depots Et Consignations
Ω 0.137%, 05/04/21	20,000	19,999,867
Ω 0.130%, 06/01/21	9,000	8,999,352
CDP Financial, Inc.
Ω 0.152%, 06/03/21	8,500	8,499,486
Ω 0.140%, 08/24/21	10,000	9,997,003
Commonwealth Bank Of Australia
Ω 0.132%, 05/05/21	3,500	3,499,964
DNB Bank ASA
Ω 0.160%, 06/25/21	16,500	16,498,024

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
DNB NOR Bank ASA
Ω 0.160%, 07/30/21	10,000	$9,997,447
Exxon Mobil Corp.
0.200%, 05/24/21	14,000	13,999,533
0.190%, 07/21/21	9,500	9,498,550
FMS Wertmanagement
Ω 0.140%, 05/06/21	13,750	13,749,885
KFW International Finance, Inc.
Ω 0.130%, 05/21/21	5,250	5,249,786
Ω 0.132%, 06/04/21	18,500	18,498,507
National Australia Bank, Ltd.
Ω 0.140%, 05/04/21	14,500	14,499,918
Nederlandse Waterschapsbank NV
Ω 0.140%, 06/03/21	14,500	14,498,672
Nordea Bank Abp
Ω 0.125%, 05/24/21	6,100	6,099,667
NRW Bank
Ω 0.142%, 05/04/21	7,250	7,249,960
Ω 0.127%, 05/26/21	8,750	8,749,551
Royal Bank of Canada
0.142%, 08/26/21	10,500	10,495,904
Skandinaviska Enskilda Banken AG
Ω 0.170%, 07/23/21	2,250	2,249,338

	Face Amount^	Value†
	(000)
Svenska Handelsbanken AB
Ω 0.160%, 08/23/21	28,000	$27,988,551
Swedbank AB
0.175%, 08/24/21	12,000	11,995,476
SwedBank AB
0.175%, 08/25/21	10,500	10,495,973
Total Capital Canada, Ltd.
Ω 0.220%, 05/03/21	23,000	22,999,896
Ω 0.180%, 07/26/21	3,500	3,499,163
Ω 0.173%, 08/18/21	5,000	4,998,274

TOTAL COMMERCIAL PAPER (Cost $320,111,292)		320,304,907

	Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	52,623	608,847

TOTAL INVESTMENTS —(100.0%) (Cost $1,313,150,390)		$1,320,899,414

As of April 30, 2021, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	50,722,723	NOK	414,635,122	State Street Bank and Trust	06/14/21	$907,764

Total Appreciation						$907,764
USD	9,592,148	NOK	80,832,061	Bank of America Corp.	05/04/21	$(118,576)
USD	9,484,799	NOK	80,414,369	Barclays Capital	05/04/21	(175,745)
USD	19,742,601	NOK	167,047,672	Citibank, N.A.	05/04/21	(325,597)
USD	10,104,855	NOK	85,520,247	JP Morgan	05/04/21	(169,082)
NOK	413,814,349	USD	50,620,162	State Street Bank and Trust	05/04/21	(906,761)
USD	13,615,075	EUR	11,369,894	Bank of America Corp.	06/02/21	(62,136)
USD	107,649,276	CAD	134,823,872	Citibank, N.A.	06/07/21	(2,046,866)
USD	27,139,482	SGD	36,571,861	Goldman Sachs International	06/29/21	(337,349)

Total (Depreciation)						$(4,142,112)

Total Appreciation (Depreciation)						$(3,234,348)

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of April 30, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	294	07/14/21	$8,074,554	$9,896,775	$1,822,221
CBOT Soybean Futures	112	07/14/21	7,959,695	8,591,800	632,105
CBOT Soybean Meal Futures	108	07/14/21	4,442,825	4,601,880	159,055
CBOT Soybean Oil Futures	158	07/14/21	4,978,294	5,914,572	936,278
CBOT Wheat Futures	117	07/14/21	3,662,239	4,298,287	636,048
CME Lean Hogs Futures	81	06/14/21	3,259,435	3,555,090	295,655
CME Live Cattle Futures	109	06/30/21	5,259,774	5,082,670	(177,104)
COMEX Copper Futures	76	07/28/21	7,816,703	8,489,200	672,497
COMEX Gold 100 Troy Oz. Futures	100	06/28/21	17,181,106	17,677,000	495,894
COMEX Silver Futures	42	07/28/21	5,339,049	5,433,330	94,281
ICE Brent Crude Oil Futures	164	05/28/21	10,344,425	10,948,640	604,215
ICE Gasoil Futures	78	07/12/21	3,972,638	4,182,750	210,112
KCBT Hard Red Winter Wheat Futures	68	07/14/21	1,942,758	2,391,900	449,142
LME Nickel Futures	43	07/19/21	4,331,465	4,560,150	228,685
LME Nickel Futures	33	05/17/21	3,443,249	3,494,700	51,451
LME Primary Aluminium Futures	108	05/17/21	5,588,056	6,454,350	866,294
LME Primary Aluminium Futures	141	07/19/21	8,053,536	8,447,663	394,127
LME Zinc Futures	59	05/17/21	3,976,179	4,301,838	325,659
LME Zinc Futures	77	07/19/21	5,491,985	5,633,994	142,009
NYBOT CSC ’C’ Coffee Futures	78	07/20/21	3,802,823	4,137,413	334,590
NYBOT CSC No. 11 World Sugar Futures	222	06/30/21	3,733,607	4,221,907	488,300
NYBOT CTN No. 2 Cotton Futures	49	07/08/21	1,992,317	2,157,960	165,643
NYMEX Henry Hub Natural Gas Futures	390	06/28/21	10,473,192	11,614,200	1,141,008
NYMEX NY Harbor ULSD Futures	42	06/30/21	3,205,524	3,394,642	189,118
NYMEX Reformulated Gasoline Blend Futures	45	06/30/21	3,737,008	3,906,063	169,055
WTI Crude Futures	208	06/22/21	12,535,245	13,203,840	668,595

Total			$154,597,681	$166,592,614	$11,994,933
Short Position contracts:
LME Nickel Futures	(10)	07/19/21	(1,045,815)	(1,060,500)	(14,685)
LME Nickel Futures	(33)	05/17/21	(3,320,311)	(3,494,700)	(174,389)
LME Primary Aluminium Futures	(33)	07/19/21	(1,979,315)	(1,977,113)	2,202
LME Primary Aluminium Futures	(108)	05/17/21	(6,128,513)	(6,454,350)	(325,837)
LME Zinc Futures	(18)	07/19/21	(1,313,919)	(1,317,038)	(3,119)
LME Zinc Futures	(59)	05/17/21	(4,196,109)	(4,301,838)	(105,729)

Total			$(17,983,982)	$(18,605,539)	$(621,557)

Total Futures Contracts			$136,613,699	$147,987,075	$11,373,376

As of April 30, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount	Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM			3 Month USD UST 13-Week Bill High
Total Return Index (1)	Bank of America Corp.	USD 167,110,649	Discount Rate plus 0.14%	06/30/21	—	—	$3,698,410	$3,698,410

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Reference Entity*	Counterparty	Notional Amount	Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD 182,526,367	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/30/21	—	—	$2,943,084	$2,943,084
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD 176,371,100	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/28/21	—	—	677,076	677,076
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD 105,614,139	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/28/21	—	—	984,211	984,211
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD 190,322,713	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/28/21	—	—	(114,213)	(114,213)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD 113,944,275	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/28/21	—	—	358,011	358,011
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD 375,198,991	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/30/21	—	—	736,882	736,882

Total					—	—	$9,283,461	$9,283,461

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$6,697,937
CBOT Corn Futures	6.70%	11,201,079
NYMEX Light Sweet Crude Oil Futures	8.95%	14,952,588
ICE Brent Crude Oil Futures	7.30%	12,202,922
NYBOT CTN No. 2 Cotton Futures	1.47%	2,454,957
COMEX Gold 100 Troy Oz. Futures	11.92%	19,927,362
COMEX Copper Futures	5.74%	9,592,516
NYMEX NY Harbor ULSD Futures	2.29%	3,829,259
NYBOT CSC ’C’ Coffee Futures	2.81%	4,702,537
KCBT Hard Red Winter Wheat Futures	1.63%	2,717,330
LME Primary Aluminum Futures	4.37%	7,298,201
CME Live Cattle Futures	3.49%	5,838,303
CME Lean Hogs Futures	2.40%	4,014,075
LME Nickel Futures	2.33%	3,899,117

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Zinc Futures	2.90%	4,846,640
NYMEX Henry Hub Natural Gas Futures	7.86%	13,141,699
ICE Gasoil Futures	2.82%	4,709,414
CBOT Soybean Futures	5.80%	9,688,697
NYBOT CSC No. 11 World Sugar Futures	2.86%	4,783,213
COMEX Silver Futures	3.64%	6,079,165
CBOT Soybean Meal Futures	3.12%	5,219,624
CBOT Wheat Futures	2.91%	4,855,580
NYMEX Reformulated Gasoline Blend Futures	2.67%	4,458,434

Total Notional Amount		$167,110,649

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$8,912,619
CBOT Corn Futures	7.89%	14,403,965
NYMEX Light Sweet Crude Oil Futures	9.03%	16,480,471
ICE Brent Crude Oil Futures	7.52%	13,722,495
NYBOT CTN No. 2 Cotton Futures	1.81%	3,298,455
COMEX Gold 100 Troy Oz. Futures	9.67%	17,656,058
COMEX Copper Futures	5.83%	10,632,628
NYMEX NY Harbor ULSD Futures	1.86%	3,388,724
NYBOT CSC ’C’ Coffee Futures	2.28%	4,170,491
KCBT Hard Red Winter Wheat Futures	1.31%	2,396,428
LME Primary Aluminum Futures	4.43%	8,085,734
CME Live Cattle Futures	2.81%	5,129,333
CME Lean Hogs Futures	2.92%	5,337,517
LME Nickel Futures	1.89%	3,450,800
LME Zinc Futures	2.35%	4,297,245
NYMEX Henry Hub Natural Gas Futures	7.93%	14,467,997
ICE Gasoil Futures	2.86%	5,212,080
CBOT Soybean Futures	6.97%	12,722,384
NYBOT CSC No. 11 World Sugar Futures	2.90%	5,291,618
COMEX Silver Futures	2.96%	5,395,473
CBOT Soybean Meal Futures	3.74%	6,819,902
CBOT Wheat Futures	2.94%	5,362,185
NYMEX Reformulated Gasoline Blend Futures	3.23%	5,891,765

Total Notional Amount		$182,526,367

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$8,612,060
CBOT Corn Futures	7.89%	13,918,226
NYMEX Light Sweet Crude Oil Futures	9.03%	15,924,707
ICE Brent Crude Oil Futures	7.52%	13,259,737
NYBOT CTN No. 2 Cotton Futures	1.81%	3,187,223
COMEX Gold 100 Troy Oz. Futures	9.67%	17,060,650

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	5.83%	10,274,068
NYMEX NY Harbor ULSD Futures	1.86%	3,274,447
NYBOT CSC ’C’ Coffee Futures	2.28%	4,029,851
KCBT Hard Red Winter Wheat Futures	1.31%	2,315,615
LME Primary Aluminum Futures	4.43%	7,813,062
CME Live Cattle Futures	2.81%	4,956,358
CME Lean Hogs Futures	2.92%	5,157,522
LME Nickel Futures	1.89%	3,334,430
LME Zinc Futures	2.35%	4,152,330
NYMEX Henry Hub Natural Gas Futures	7.93%	13,980,098
ICE Gasoil Futures	2.86%	5,036,315
CBOT Soybean Futures	6.97%	12,293,352
NYBOT CSC No. 11 World Sugar Futures	2.90%	5,113,171
COMEX Silver Futures	2.96%	5,213,523
CBOT Soybean Meal Futures	3.74%	6,589,917
CBOT Wheat Futures	2.94%	5,181,359
NYMEX Reformulated Gasoline Blend Futures	3.23%	5,693,079

Total Notional Amount		$176,371,100

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$4,233,102
CBOT Corn Futures	6.70%	7,079,096
NYMEX Light Sweet Crude Oil Futures	8.95%	9,450,054
ICE Brent Crude Oil Futures	7.30%	7,712,262
NYBOT CTN No. 2 Cotton Futures	1.47%	1,551,536
COMEX Gold 100 Troy Oz. Futures	11.92%	12,594,118
COMEX Copper Futures	5.74%	6,062,482
NYMEX NY Harbor ULSD Futures	2.29%	2,420,097
NYBOT CSC ’C’ Coffee Futures	2.81%	2,972,009
KCBT Hard Red Winter Wheat Futures	1.63%	1,717,356
LME Primary Aluminum Futures	4.37%	4,612,472
CME Live Cattle Futures	3.49%	3,689,815
CME Lean Hogs Futures	2.40%	2,536,901
LME Nickel Futures	2.33%	2,464,247
LME Zinc Futures	2.90%	3,063,083
NYMEX Henry Hub Natural Gas Futures	7.86%	8,305,570
ICE Gasoil Futures	2.82%	2,976,355
CBOT Soybean Futures	5.80%	6,123,269
NYBOT CSC No. 11 World Sugar Futures	2.86%	3,022,997
COMEX Silver Futures	3.64%	3,842,040
CBOT Soybean Meal Futures	3.12%	3,298,809
CBOT Wheat Futures	2.91%	3,068,733
NYMEX Reformulated Gasoline Blend Futures	2.67%	2,817,736

Total Notional Amount		$105,614,139

102

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$9,293,308
CBOT Corn Futures	7.89%	15,019,210
NYMEX Light Sweet Crude Oil Futures	9.03%	17,184,411
ICE Brent Crude Oil Futures	7.52%	14,308,631
NYBOT CTN No. 2 Cotton Futures	1.81%	3,439,344
COMEX Gold 100 Troy Oz. Futures	9.67%	18,410,211
COMEX Copper Futures	5.83%	11,086,785
NYMEX NY Harbor ULSD Futures	1.86%	3,533,468
NYBOT CSC ’C’ Coffee Futures	2.28%	4,348,628
KCBT Hard Red Winter Wheat Futures	1.31%	2,498,788
LME Primary Aluminum Futures	4.43%	8,431,105
CME Live Cattle Futures	2.81%	5,348,425
CME Lean Hogs Futures	2.92%	5,565,501
LME Nickel Futures	1.89%	3,598,195
LME Zinc Futures	2.35%	4,480,795
NYMEX Henry Hub Natural Gas Futures	7.93%	15,085,976
ICE Gasoil Futures	2.86%	5,434,706
CBOT Soybean Futures	6.97%	13,265,802
NYBOT CSC No. 11 World Sugar Futures	2.90%	5,517,642
COMEX Silver Futures	2.96%	5,625,932
CBOT Soybean Meal Futures	3.74%	7,111,204
CBOT Wheat Futures	2.94%	5,591,223
NYMEX Reformulated Gasoline Blend Futures	3.23%	6,143,423

Total Notional Amount		$190,322,713

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$4,566,984
CBOT Corn Futures	6.70%	7,637,448
NYMEX Light Sweet Crude Oil Futures	8.95%	10,195,411
ICE Brent Crude Oil Futures	7.30%	8,320,554
NYBOT CTN No. 2 Cotton Futures	1.47%	1,673,910
COMEX Gold 100 Troy Oz. Futures	11.92%	13,587,457
COMEX Copper Futures	5.74%	6,540,650
NYMEX NY Harbor ULSD Futures	2.29%	2,610,978
NYBOT CSC ’C’ Coffee Futures	2.81%	3,206,421
KCBT Hard Red Winter Wheat Futures	1.63%	1,852,810
LME Primary Aluminum Futures	4.37%	4,976,273
CME Live Cattle Futures	3.49%	3,980,843
CME Lean Hogs Futures	2.40%	2,736,994
LME Nickel Futures	2.33%	2,658,610
LME Zinc Futures	2.90%	3,304,678
NYMEX Henry Hub Natural Gas Futures	7.86%	8,960,658
ICE Gasoil Futures	2.82%	3,211,110
CBOT Soybean Futures	5.80%	6,606,231
NYBOT CSC No. 11 World Sugar Futures	2.86%	3,261,430
COMEX Silver Futures	3.64%	4,145,074
CBOT Soybean Meal Futures	3.12%	3,558,997

103

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	2.91%	3,310,774
NYMEX Reformulated Gasoline Blend Futures	2.67%	3,039,980

Total Notional Amount		$113,944,275

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity —   Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$15,038,295
CBOT Corn Futures	6.70%	25,148,807
NYMEX Light Sweet Crude Oil Futures	8.95%	33,571,744
ICE Brent Crude Oil Futures	7.30%	27,398,159
NYBOT CTN No. 2 Cotton Futures	1.47%	5,511,901
COMEX Gold 100 Troy Oz. Futures	11.92%	44,741,170
COMEX Copper Futures	5.74%	21,537,240
NYMEX NY Harbor ULSD Futures	2.29%	8,597,503
NYBOT CSC ’C’ Coffee Futures	2.81%	10,558,196
KCBT Hard Red Winter Wheat Futures	1.63%	6,100,985
LME Primary Aluminum Futures	4.37%	16,386,016
CME Live Cattle Futures	3.49%	13,108,234
CME Lean Hogs Futures	2.40%	9,012,454
LME Nickel Futures	2.33%	8,754,347
LME Zinc Futures	2.90%	10,881,740
NYMEX Henry Hub Natural Gas Futures	7.86%	29,505,913
ICE Gasoil Futures	2.82%	10,573,636
CBOT Soybean Futures	5.80%	21,753,188
NYBOT CSC No. 11 World Sugar Futures	2.86%	10,739,332
COMEX Silver Futures	3.64%	13,649,019
CBOT Soybean Meal Futures	3.12%	11,719,167
CBOT Wheat Futures	2.91%	10,901,811
NYMEX Reformulated Gasoline Blend Futures	2.67%	10,010,134

Total Notional Amount		$375,198,991

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$5,418,048	—	$5,418,048
Canada	—	130,767,105	—	130,767,105
Denmark	—	8,510,355	—	8,510,355
France	—	17,234,586	—	17,234,586
Germany	—	22,086,699	—	22,086,699
Japan	—	12,847,250	—	12,847,250
Netherlands	—	20,151,180	—	20,151,180
Norway	—	29,433,037	—	29,433,037
Singapore	—	29,745,198	—	29,745,198
Spain	—	2,085,855	—	2,085,855
Supranational Organization Obligations	—	24,748,275	—	24,748,275

104

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$3,993,727	—	$3,993,727
United Kingdom	—	18,982,919	—	18,982,919
United States	—	270,335,201	—	270,335,201
U.S. Treasury Obligations	—	403,646,225	—	403,646,225
Commercial Paper	—	320,304,907	—	320,304,907
Securities Lending Collateral	—	608,847	—	608,847
Forward Currency Contracts**	—	(3,234,348)	—	(3,234,348)
Futures Contracts**	$11,373,376	—	—	11,373,376
Swap Agreements**	—	9,283,461	—	9,283,461

TOTAL	$11,373,376	$1,326,948,527	—	$1,338,321,903

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $610 of securities on loan)	$1,320,290
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $609)	609
Foreign Currencies at Value	146
Cash	144,068
Receivables:
Dividends and Interest	4,139
Securities Lending Income	6
Fund Shares Sold	1,208
Futures Margin Variation	1,671
Unrealized Gain on Swap Contracts	9,398
Unrealized Gain on Forward Currency Contracts	908
Prepaid Expenses and Other Assets	36

Total Assets	1,482,479

LIABILITIES:
Payables:
Upon Return of Securities Loaned	627
Investment Securities Purchased	3,094
Fund Shares Redeemed	1,298
Due to Advisor	320
Unrealized Loss on Swap Contracts	114
Unrealized Loss on Forward Currency Contracts	4,142
Accrued Expenses and Other Liabilities	324

Total Liabilities	9,919

NET ASSETS	$1,472,560

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	234,051,542

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.29

Investment Securities at Cost	$1,312,541

Foreign Currencies at Cost	$145

NET ASSETS CONSIST OF:
Paid-In Capital	$1,202,874
Total Distributable Earnings (Loss)	269,686

NET ASSETS	$1,472,560

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$3,655
Income from Securities Lending	7

Total Investment Income	3,662

Expenses
Investment Management Fees	2,190
Accounting & Transfer Agent Fees	103
Custodian Fees	20
Filing Fees	49
Shareholders’ Reports	48
Directors’/Trustees’ Fees & Expenses	10
Professional Fees	12
Other	18

Total Expenses	2,450

Fees Waived, Expenses Reimbursed by Advisor (Note D)	484
Fees Paid Indirectly (Note D)	6

Net Expenses	1,960

Net Investment Income (Loss)	1,702

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	4,019
Futures	13,398
Swap Contracts	237,349
Foreign Currency Transactions	28
Forward Currency Contracts	(1,962)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,948
Futures	11,253
Swap Contracts	25,348
Translation of Foreign Currency-Denominated Amounts	8
Forward Currency Contracts	(3,604)

Net Realized and Unrealized Gain (Loss)	287,785

Net Increase (Decrease) in Net Assets Resulting from Operations	$289,487

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,702	$14,236
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	4,019	(8,646)
Affiliated Investment Companies Shares Sold	—	8
Futures	13,398	(1,240)
Swap Contracts	237,349	(130,322)
Foreign Currency Transactions	28	20
Forward Currency Contracts	(1,962)	950
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,948	6,480
Affiliated Investment Companies Shares	—	(1)
Futures	11,253	(563)
Swap Contracts	25,348	(7,261)
Translation of Foreign Currency-Denominated Amounts	8	(6)
Forward Currency Contracts	(3,604)	2,997

Net Increase (Decrease) in Net Assets Resulting from Operations	289,487	(123,348)

Distributions:
Institutional Class Shares	(3,525)	(16,600)
Capital Share Transactions (1):
Shares Issued	275,006	438,853
Shares Issued in Lieu of Cash Distributions	3,293	15,097
Shares Redeemed	(188,128)	(796,619)

Net Increase (Decrease) from Capital Share Transactions	90,171	(342,669)

Total Increase (Decrease) in Net Assets	376,133	(482,617)
Net Assets
Beginning of Period	1,096,427	1,579,044

End of Period	$1,472,560	$1,096,427

(1) Shares Issued and Redeemed:
Shares Issued	48,675	92,161
Shares Issued in Lieu of Cash Distributions	622	2,780
Shares Redeemed	(34,558)	(165,027)

Net Increase (Decrease) from Shares Issued and Redeemed	14,739	(70,086)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$5.00		$5.46	$5.68	$5.98	$5.88	$5.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01		0.06	0.11	0.10	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	1.30		(0.46)	(0.22)	(0.25)	0.11	(0.07)

Total from Investment Operations	1.31		(0.40)	(0.11)	(0.15)	0.18	(0.02)

Less Distributions:
Net Investment Income	(0.02)		(0.06)	(0.11)	(0.15)	(0.08)	(0.03)

Total Distributions	(0.02)		(0.06)	(0.11)	(0.15)	(0.08)	(0.03)

Net Asset Value, End of Period	$6.29		$5.00	$5.46	$5.68	$5.98	$5.88

Total Return	26.20	%(B)	(7.41%)	(1.99%)	(2.43%)	3.15%	(0.26%)

Net Assets, End of Period (thousands)	$1,472,560		$1,096,427	$1,579,044	$1,995,988	$1,728,321	$1,598,097
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.33%	0.33%	0.32%	0.33%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.41%	0.41%	0.39%	0.39%	0.40%
Ratio of Net Investment Income to Average Net Assets	0.28	%(C)	1.15%	1.99%	1.61%	1.17%	0.95%
Portfolio Turnover Rate	88	%(B)	71%	38%	78%	102%	159%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

109

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

110

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

111

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2021, the Portfolio held a $335,956,003 investment in the Subsidiary, representing 22.81% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the Fee “Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2021, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2021, approximately $484 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
DFA Commodity Strategy Portfolio	$6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$29

F. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$518,576	$488,318	$308,245	$239,050

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$3,285	$318,861	$321,537	—	—	$609	53	$2	—

Total	$3,285	$318,861	$321,537	—	—	$609	53	$2	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
DFA Commodity Strategy Portfolio
2019	$36,041	—	—	$36,041
2020	16,600	—	—	16,600

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA Commodity Strategy Portfolio	$(379)	—	$(379)

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As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA Commodity Strategy Portfolio	$2,941	—	$(6,697)	$(12,444)	$(16,200)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$6,697	$6,697

During the year ended October 31, 2020, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Commodity Strategy Portfolio	$664

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA Commodity Strategy Portfolio	$2,498,653	$7,991	$(1,138,617)	$(1,130,626)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward
	Currency		Swap
	Contracts*	Futures**	Contracts***
DFA Commodity Strategy Portfolio	$203,577	$109,961	$1,136,558

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts
***	Average Notional Value of agreements

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$22,480	$908	$12,174	$9,398

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(5,057)	$(4,142)	$(801)	$(114)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$248,785	$(1,962)	$13,398	$237,349

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$32,997	$(3,604)	$11,253	$25,348

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2021 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Consolidated				of	Consolidated
		Assets	Statement of Assets				Liabilities	Statement of Assets
		Presented	and Liabilities				Presented	and Liabilities
		in the					in the
	Gross	Consolidated				Gross	Consolidated
	Amounts of	Statement				Amounts of	Statement
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	$358	$358	$(114)	—	$244	$114	$114	$(114)	—	—
Bank of America Corp	6,641	6,641	(181)	—	6,460	181	181	(181)	—	—
Citibank, N.A	1,661	1,661	(1,661)	—	—	2,372	2,372	(1,661)	—	$711
JP Morgan	—	—	—	—	—	169	169	—	—	169
Barclays Capital	—	—	—	—	—	176	176	—	—	176
Goldman Sachs International	—	—	—	—	—	337	337	—	—	337
State Street Bank and Trust	908	908	(907)	—	1	907	907	(907)	—	—
UBS AG	737	737	—	—	737	—	—	—	—	—

Total	$10,305	$10,305	$(2,863)	—	$7,442	$4,256	$4,256	$(2,863)	—	$1,393

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

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$500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2021.

J. Securities Lending:

As of April 30, 2021, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

121

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions DFA Commodity Strategy Portfolio
Bonds	$627	—	—	—	$627

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

122

On December 3, 2020, the SEC adopted new rule 2a-5 (the Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

N. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA Commodity Strategy Portfolio-Institutional Class	3	61%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

123

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,288.80	0.08%	$0.45
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

124

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	11.2%
Consumer Discretionary	12.7%
Consumer Staples	6.0%
Energy	2.7%
Financials	11.4%
Health Care	12.8%
Industrials	8.7%
Information Technology	26.7%
Materials	2.7%
Real Estate	2.5%
Utilities	2.6%

100.0%

125

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (11.2%)
* Alphabet, Inc., Class A	97,340	$229,089,690	2.0%
* Alphabet, Inc., Class C	93,299	224,861,786	2.0%
AT&T, Inc.	2,308,361	72,505,619	0.6%
Comcast Corp., Class A	1,479,579	83,078,361	0.7%
* Facebook, Inc., Class A	778,579	253,100,461	2.2%
* Netflix, Inc.	143,353	73,607,465	0.7%
Verizon Communications, Inc.	1,339,408	77,404,388	0.7%
* Walt Disney Co. (The)	587,552	109,296,423	1.0%
Other Securities		156,732,988	1.2%

TOTAL COMMUNICATION SERVICES		1,279,677,181	11.1%

CONSUMER DISCRETIONARY — (12.6%)
* Amazon.com, Inc.	138,542	480,383,302	4.2%
Home Depot, Inc. (The)	348,467	112,788,314	1.0%
McDonald’s Corp.	241,322	56,971,298	0.5%
NIKE, Inc., Class B	411,544	54,578,965	0.5%
* Tesla, Inc.	248,543	176,326,346	1.5%
Other Securities		569,557,216	4.9%

TOTAL CONSUMER DISCRETIONARY		1,450,605,441	12.6%

CONSUMER STAPLES — (6.0%)
Coca-Cola Co. (The)	1,255,328	67,762,605	0.6%
Costco Wholesale Corp.	143,275	53,311,195	0.5%
PepsiCo, Inc.	446,542	64,373,495	0.6%
Procter & Gamble Co. (The)	797,037	106,340,677	0.9%
Walmart, Inc.	448,724	62,780,975	0.6%
Other Securities		328,173,798	2.8%

TOTAL CONSUMER STAPLES		682,742,745	6.0%

ENERGY — (2.7%)
Chevron Corp.	623,517	64,265,897	0.6%
Exxon Mobil Corp.	1,370,265	78,433,969	0.7%
Other Securities		163,736,542	1.4%

TOTAL ENERGY		306,436,408	2.7%

FINANCIALS — (11.4%)
Bank of America Corp.	2,459,011	99,663,716	0.9%
* Berkshire Hathaway, Inc., Class B	617,147	169,684,568	1.5%
JPMorgan Chase & Co.	987,691	151,916,753	1.3%
Wells Fargo & Co.	1,338,099	60,281,360	0.5%
Other Securities		829,337,260	7.2%

TOTAL FINANCIALS		1,310,883,657	11.4%

HEALTH CARE — (12.8%)
Abbott Laboratories.	573,396	68,853,392	0.6%
AbbVie, Inc.	571,569	63,729,944	0.6%
Danaher Corp.	205,164	52,099,346	0.5%
Johnson & Johnson	850,833	138,456,054	1.2%

126

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Medtronic P.L.C.	436,335	$57,124,978	0.5%
Merck & Co., Inc.	818,995	61,015,128	0.5%
Pfizer, Inc.	1,805,329	69,775,966	0.6%
Thermo Fisher Scientific, Inc.	127,460	59,935,516	0.5%
UnitedHealth Group, Inc.	305,974	122,022,431	1.1%
Other Securities		770,995,075	6.7%

TOTAL HEALTH CARE		1,464,007,830	12.8%

INDUSTRIALS — (8.7%)
Honeywell International, Inc.	225,115	50,209,650	0.4%
Other Securities		949,283,411	8.3%

TOTAL INDUSTRIALS		999,493,061	8.7%

INFORMATION TECHNOLOGY — (26.6%)
Accenture P.L.C., Class A	205,288	59,527,361	0.5%
* Adobe, Inc.	155,145	78,866,409	0.7%
Apple, Inc.	5,107,825	671,474,674	5.8%
Broadcom, Inc.	132,132	60,278,618	0.5%
Cisco Systems, Inc.	1,366,479	69,567,446	0.6%
Intel Corp.	1,315,084	75,656,783	0.7%
Mastercard, Inc., Class A	283,790	108,424,807	0.9%
Microsoft Corp.	2,441,213	615,625,094	5.4%
NVIDIA Corp.	200,677	120,482,457	1.0%
* PayPal Holdings, Inc.	379,078	99,428,369	0.9%
QUALCOMM, Inc.	367,693	51,035,788	0.4%
* salesforce.com, Inc.	297,046	68,415,635	0.6%
Texas Instruments, Inc.	297,857	53,766,167	0.5%
# Visa, Inc., Class A	548,987	128,221,404	1.1%
Other Securities		795,017,738	7.0%

TOTAL INFORMATION TECHNOLOGY		3,055,788,750	26.6%

MATERIALS — (2.7%)
Linde P.L.C.	169,228	48,372,132	0.4%
Other Securities		260,878,228	2.3%

TOTAL MATERIALS.		309,250,360	2.7%

REAL ESTATE — (2.5%)
Other Securities		289,794,602	2.5%

UTILITIES — (2.6%)
NextEra Energy, Inc.	634,359	49,169,166	0.4%
Other Securities		253,798,394	2.2%

TOTAL UTILITIES		302,967,560	2.6%

TOTAL COMMON STOCKS (Cost $3,168,191,845)		11,451,647,595	99.7%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	1,622,618	18,773,688	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,186,963,689)		$11,470,421,283	99.9%

127

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2021, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	150	06/18/21	$31,321,935	$31,308,000	$(13,935)

Total Futures Contracts			$31,321,935	$31,308,000	$(13,935)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,279,677,181	—	—	$1,279,677,181
Consumer Discretionary	1,450,605,441	—	—	1,450,605,441
Consumer Staples	682,742,745	—	—	682,742,745
Energy	306,436,408	—	—	306,436,408
Financials	1,310,883,657	—	—	1,310,883,657
Health Care	1,464,007,830	—	—	1,464,007,830
Industrials	999,493,061	—	—	999,493,061
Information Technology	3,055,788,750	—	—	3,055,788,750
Materials	309,250,360	—	—	309,250,360
Real Estate	289,794,602	—	—	289,794,602
Utilities	302,967,560	—	—	302,967,560
Securities Lending Collateral	—	$18,773,688	—	18,773,688
Futures Contracts**	(13,935)	—	—	(13,935)

TOTAL	$11,451,633,660	$18,773,688	—	$11,470,407,348

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $149,676 of securities on loan)	$11,451,648
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,772)	18,774
Segregated Cash for Futures Contracts	1,650
Cash	13
Receivables:
Investment Securities Sold	25,044
Dividends and Interest	8,184
Securities Lending Income	16
Fund Shares Sold	12,319
Prepaid Expenses and Other Assets	80

Total Assets	11,517,728

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,854
Fund Shares Redeemed	9,164
Due to Advisor	489
Line of Credit	1,864
Futures Margin Variation	269
Accrued Expenses and Other Liabilities	1,748

Total Liabilities	32,388

NET ASSETS	$11,485,340

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,485,340 and shares outstanding of 366,112,042	$31.37

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$3,168,192

NET ASSETS CONSIST OF:
Paid-In Capital	$2,807,218
Total Distributable Earnings (Loss)	8,678,122

NET ASSETS	$11,485,340

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands )

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$87,447
Income from Securities Lending	129

Total Investment Income	87,576

Fund Expenses
Investment Management Fees	3,224
Accounting & Transfer Agent Fees	899
S&P 500® Fees	48
Custodian Fees	62
Filing Fees	87
Shareholders’ Reports	93
Directors’/Trustees’ Fees & Expenses	86
Professional Fees	64
Previously Waived Fees Recovered by Advisor (Note C)	17
Other	106

Total Fund Expenses	4,686

Fees Waived, Expenses Reimbursed by Advisor (Note C)	387

Net Expenses	4,299

Net Investment Income (Loss)	83,277

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	463,835
Affiliated Investment Companies Shares Sold	1
Futures	4,437
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,139,267
Affiliated Investment Companies Shares	(5)
Futures	392

Net Realized and Unrealized Gain (Loss)	2,607,927

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,691,204

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,277	$176,322
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	463,835	293,769
Affiliated Investment Companies Shares Sold	1	(79)
Futures	4,437	5,519
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,139,267	437,733
Affiliated Investment Companies Shares	(5)	(2)
Futures	392	(629)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,691,204	912,633

Distributions:
Institutional Class Shares	(322,865)	(239,888)
Capital Share Transactions (1):
Shares Issued	659,334	1,829,642
Shares Issued in Lieu of Cash Distributions	300,218	221,900
Shares Redeemed	(1,405,312)	(2,947,917)

Net Increase (Decrease) from Capital Share Transactions	(445,760)	(896,375)

Total Increase (Decrease) in Net Assets	1,922,579	(223,630)
Net Assets
Beginning of Period	9,562,761	9,786,391

End of Period	$11,485,340	$9,562,761

(1) Shares Issued and Redeemed:
Shares Issued	22,824	80,394
Shares Issued in Lieu of Cash Distributions	10,890	9,448
Shares Redeemed	(48,602)	(125,721)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,888)	(35,879)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$25.10		$23.48	$21.06	$20.05	$16.67	$16.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.44	0.44	0.41	0.37	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	6.91		1.77	2.50	1.05	3.50	0.38

Total from Investment Operations	7.13		2.21	2.94	1.46	3.87	0.73

Less Distributions:
Net Investment Income	(0.23)		(0.47)	(0.39)	(0.39)	(0.39)	(0.34)
Net Realized Gains	(0.63)		(0.12)	(0.13)	(0.06)	(0.10)	(0.14)

Total Distributions	(0.86)		(0.59)	(0.52)	(0.45)	(0.49)	(0.48)

Net Asset Value, End of Period	$31.37		$25.10	$23.48	$21.06	$20.05	$16.67

Total Return	28.88	%(B)	9.63%	14.29%	7.25%	23.55%	4.54%

Net Assets, End of Period (thousands)	$11,485,340		$9,562,761	$9,786,391	$8,517,069	$7,996,178	$6,365,936
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09	%(C)	0.09%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.55	%(C)	1.83%	2.02%	1.90%	1.99%	2.17%
Portfolio Turnover Rate	3	%(B)	3%	3%	5%	7%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2021, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense

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Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	$17	$387	$2,146

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$323

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$269,542	$975,148

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$19,251	$348,309	$348,782	$1	$(5)	$18,774	1,623	$10	—

Total	$19,251	$348,309	$348,782	$1	$(5)	$18,774	1,623	$10	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2019	$154,842	$59,465	—	$214,307
2020	190,450	49,437	—	239,887

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(19,942)	$(21,516)	$(41,458)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$17,253	$235,339	$6,057,514	$6,310,106

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2020, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,273,663	$8,355,664	$(72,206)	$8,283,458

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$22,660

*	Average Notional Value of contracts

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2021	Equity Contracts *,(1)
U.S. Large Company Portfolio	$(14)	$(14)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
U.S. Large Company Portfolio	$4,437	$4,437

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$392	$392

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
U.S. Large Company Portfolio	0.83%	$5,475	43	$5	$21,830	$1,864

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2021.

I. Securities Lending:

As of April 30, 2021, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$134,150

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions U.S. Large Company Portfolio
Common Stocks	$18,854	—	—	—	$18,854

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

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On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

M. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,430.40	0.11%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	11.1%
Consumer Discretionary	7.9%
Consumer Staples	5.3%
Energy	7.0%
Financials	22.1%
Health Care	15.0%
Industrials	13.5%
Information Technology	10.1%
Materials	7.4%
Real Estate	0.4%
Utilities	0.2%

100.0%

143

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (11.0%)
AT&T, Inc.	22,876,258	$718,543,264	2.5%
#* Charter Communications, Inc., Class A	833,857	561,560,997	1.9%
Comcast Corp., Class A	14,400,427	808,583,976	2.8%
* T-Mobile US, Inc.	1,353,820	178,880,237	0.6%
* Walt Disney Co. (The)	2,214,740	411,985,935	1.4%
Other Securities		534,266,266	1.8%

TOTAL COMMUNICATION SERVICES		3,213,820,675	11.0%

CONSUMER DISCRETIONARY — (7.8%)
DR Horton, Inc.	3,010,530	295,904,994	1.0%
General Motors Co.	5,294,855	302,971,603	1.0%
Other Securities		1,691,521,047	5.8%

TOTAL CONSUMER DISCRETIONARY		2,290,397,644	7.8%

CONSUMER STAPLES — (5.3%)
Mondelez International, Inc., Class A	3,319,883	201,882,085	0.7%
Walgreens Boots Alliance, Inc.	3,491,883	185,418,987	0.6%
Walmart, Inc.	2,527,593	353,635,537	1.2%
Other Securities		792,753,678	2.7%

TOTAL CONSUMER STAPLES		1,533,690,287	5.2%

ENERGY — (6.9%)
Chevron Corp.	2,770,962	285,603,053	1.0%
ConocoPhillips	5,763,685	294,754,851	1.0%
Exxon Mobil Corp.	7,551,546	432,250,493	1.5%
Valero Energy Corp.	2,205,565	163,123,587	0.6%
Other Securities		848,362,583	2.8%

TOTAL ENERGY		2,024,094,567	6.9%

FINANCIALS — (21.9%)
Bank of America Corp.	8,991,364	364,419,983	1.3%
Bank of New York Mellon Corp. (The)	3,558,490	177,497,481	0.6%
* Berkshire Hathaway, Inc., Class B	2,010,121	552,682,769	1.9%
Capital One Financial Corp.	1,585,334	236,341,593	0.8%
Citigroup, Inc.	5,316,841	378,771,753	1.3%
Fifth Third Bancorp	4,644,985	188,307,692	0.6%
Goldman Sachs Group, Inc. (The)	1,096,257	381,990,752	1.3%
JPMorgan Chase & Co.	6,549,745	1,007,416,278	3.4%
Morgan Stanley	4,295,101	354,560,588	1.2%
PNC Financial Services Group, Inc. (The)	1,142,434	213,578,036	0.7%
Travelers Cos., Inc. (The)	1,133,690	175,336,495	0.6%
Truist Financial Corp.	2,893,413	171,608,325	0.6%
Wells Fargo & Co.	5,521,821	248,758,036	0.9%
Other Securities		1,963,947,982	6.7%

TOTAL FINANCIALS		6,415,217,763	21.9%

HEALTH CARE — (14.9%)
Anthem, Inc.	953,275	361,663,002	1.2%

144

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Cigna Corp.	1,367,085	$340,417,836	1.2%
CVS Health Corp.	4,946,131	377,884,408	1.3%
Danaher Corp.	966,870	245,526,968	0.8%
Humana, Inc.	517,327	230,334,673	0.8%
* Laboratory Corp. of America Holdings	758,731	201,723,811	0.7%
Medtronic P.L.C.	2,765,500	362,059,260	1.2%
Pfizer, Inc.	17,926,314	692,852,036	2.4%
Thermo Fisher Scientific, Inc.	758,947	356,879,648	1.2%
Other Securities		1,180,553,592	4.0%

TOTAL HEALTH CARE		4,349,895,234	14.8%

INDUSTRIALS — (13.4%)
Eaton Corp. P.L.C.	1,431,708	204,634,024	0.7%
FedEx Corp.	1,020,334	296,213,163	1.0%
Kansas City Southern	679,296	198,497,084	0.7%
Norfolk Southern Corp.	884,445	246,972,422	0.8%
Raytheon Technologies Corp.	2,172,797	180,863,622	0.6%
Republic Services, Inc.	1,835,706	195,135,548	0.7%
Other Securities		2,596,474,707	8.9%

TOTAL INDUSTRIALS		3,918,790,570	13.4%

INFORMATION TECHNOLOGY — (10.0%)
Corning, Inc.	3,975,481	175,756,015	0.6%
HP, Inc.	9,358,742	319,226,690	1.1%
Intel Corp.	12,816,923	737,357,580	2.5%
* Micron Technology, Inc.	4,258,919	366,565,158	1.3%
Other Securities		1,325,095,685	4.5%

TOTAL INFORMATION TECHNOLOGY		2,924,001,128	10.0%

MATERIALS — (7.4%)
Freeport-McMoRan, Inc.	5,292,912	199,595,711	0.7%
Linde P.L.C.	730,934	208,930,175	0.7%
Nucor Corp.	2,076,465	170,810,011	0.6%
Other Securities		1,576,136,151	5.4%

TOTAL MATERIALS		2,155,472,048	7.4%

REAL ESTATE — (0.4%)
Other Securities		106,481,972	0.4%

UTILITIES — (0.2%)
Other Securities		68,456,331	0.2%

TOTAL COMMON STOCKS		29,000,318,219	99.0%

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		199,263	0.0%

TOTAL PREFERRED STOCKS		199,263	0.0%

TOTAL INVESTMENT SECURITIES (Cost $16,169,332,178)		29,000,517,482

145

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	222,859,229	$222,859,229	0.8%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	2,132,008	24,667,334	0.1%

TOTAL INVESTMENTS — (100.0%) (Cost $16,416,853,659)		$29,248,044,045	99.9%

As of April 30, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	979	06/18/21	$195,130,882	$204,336,880	$9,205,998

Total Futures Contracts			$195,130,882	$204,336,880	$9,205,998

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,213,820,675	—	—	$3,213,820,675
Consumer Discretionary	2,290,397,644	—	—	2,290,397,644
Consumer Staples	1,533,690,287	—	—	1,533,690,287
Energy	2,024,094,567	—	—	2,024,094,567
Financials	6,415,217,763	—	—	6,415,217,763
Health Care	4,349,895,234	—	—	4,349,895,234
Industrials	3,918,790,570	—	—	3,918,790,570
Information Technology	2,924,001,128	—	—	2,924,001,128
Materials	2,155,472,048	—	—	2,155,472,048
Real Estate	106,481,972	—	—	106,481,972
Utilities	68,456,331	—	—	68,456,331
Preferred Stocks
Consumer Discretionary	199,263	—	—	199,263
Temporary Cash Investments	222,859,229	—	—	222,859,229
Securities Lending Collateral	—	$24,667,334	—	24,667,334
Futures Contracts**	9,205,998	—	—	9,205,998

TOTAL	$29,232,582,709	$24,667,334	—	$29,257,250,043

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

146

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $319,517 of securities on loan)	$29,000,517
Temporary Cash Investments at Value & Cost	222,859
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $24,662)	24,667
Segregated Cash for Futures Contracts	10,769
Foreign Currencies at Value	6
Receivables:
Investment Securities Sold	49,095
Dividends and Interest	30,559
Securities Lending Income	44
Prepaid Expenses and Other Assets	33

Total Assets	29,338,549

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,984
Investment Securities Purchased	16,835
Due to Advisor	2,374
Futures Margin Variation	1,419
Accrued Expenses and Other Liabilities	2,338

Total Liabilities	47,950

NET ASSETS	$29,290,599

Investment Securities at Cost	$16,169,332

Foreign Currencies at Cost	$6

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

147

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$272,502
Income from Securities Lending	338

Total Investment Income	272,840

Expenses
Investment Management Fees	13,282
Accounting & Transfer Agent Fees	551
Custodian Fees	114
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	200
Professional Fees	154
Other	268

Total Expenses	14,578

Net Expenses	14,578

Net Investment Income (Loss)	258,262

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	543,424
Affiliated Investment Companies Shares Sold	18
Futures	29,584
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,388,403
Affiliated Investment Companies Shares	(23)
Futures	13,286

Net Realized and Unrealized Gain (Loss)	8,974,692

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,232,954

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$258,262	$647,521
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	543,424	(556,816)
Affiliated Investment Companies Shares Sold	18	(345)
Futures	29,584	70,664
Foreign Currency Transactions	—	(1)
In-Kind Redemptions	—	32,114
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,388,403	(3,555,408)
Affiliated Investment Companies Shares	(23)	(15)
Futures	13,286	(5,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,232,954	(3,367,751)

Transactions in Interest:
Contributions	207,771	715,292
Withdrawals	(2,304,531)	(5,122,814)

Net Increase (Decrease) from Transactions in Interest	(2,096,760)	(4,407,522)

Total Increase (Decrease) in Net Assets	7,136,194	(7,775,273)
Net Assets
Beginning of Period	22,154,405	29,929,678

End of Period	$29,290,599	$22,154,405

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

149

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Total Return	43.04	%(B)	(11.42%)	7.15%	2.95%	24.31%	4.75%
Net Assets, End of Period (thousands)	$29,290,599		$22,154,405	$29,929,678	$29,242,795	$27,676,546	$20,916,568
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.94	%(C)	2.53%	2.50%	2.14%	2.19%	2.39%
Portfolio Turnover Rate	2	%(B)	4%	10%	13%	15%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

150

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

151

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amounts paid by the Trust to the CCO were $16 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

152

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$662

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$611,224	$2,476,600

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$121,296	$817,277	$913,901	$18	$(23)	$24,667	2,132	$41	—

Total	$121,296	$817,277	$913,901	$18	$(23)	$24,667	2,132	$41	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$16,396,089	$13,643,271	$(812,080)	$12,831,191

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

153

financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

	Forward Currency Contracts*	Futures**
The U.S. Large Cap Value Series	$58	$171,261

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$9,206	$9,206

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$29,584	$29,584

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$13,286	$13,286

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

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agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$197,453	$302,074	$88,478

J. Securities Lending:

As of April 30, 2021, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$301,283

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions The U.S. Large Cap Value Series
Common Stocks	$24,984	—	—	—	$24,984

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

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On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

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On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043021-001SD 00262271

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio	DFA International Real Estate Securities	World Core Equity Portfolio
Portfolio
International Core Equity Portfolio		Selectively Hedged Global Equity
	DFA Global Real Estate Securities	Portfolio
Global Small Company Portfolio	Portfolio
Emerging Markets Portfolio
International Small Company Portfolio	DFA International Small Cap Value
Japanese Small Company Portfolio	Portfolio	Emerging Markets Small Cap Portfolio
Asia Pacific Small Company Portfolio	International Vector Equity Portfolio	Emerging Markets Value Portfolio
United Kingdom Small Company	International High Relative Profitability	Emerging Markets Core Equity Portfolio
Portfolio	Portfolio	Emerging Markets Targeted Value
Continental Small Company Portfolio	World ex U.S. Value Portfolio	Portfolio
World ex U.S. Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
SEK	Swedish Krona

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,296.70	0.20%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,328.60	0.26%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,438.30	0.47%	$2.84
Hypothetical 5% Annual Return	$1,000.00	$1,022.46	0.47%	$2.36
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,347.40	0.49%	$2.85
Hypothetical 5% Annual Return	$1,000.00	$1,022.37	0.49%	$2.46
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,109.50	0.50%	$2.62
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,323.90	0.50%	$2.88
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,490.30	0.58%	$3.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.92	0.58%	$2.91
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,425.70	0.50%	$3.01
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,289.10	0.27%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,304.20	0.24%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,389.60	0.59%	$3.50
Hypothetical 5% Annual Return	$1,000.00	$1,021.87	0.59%	$2.96
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,363.80	0.44%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,254.00	0.29%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,400.20	0.46%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,327.10	0.33%	$1.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.16	0.33%	$1.66
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,333.40	0.30%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,335.00	0.34%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,265.70	0.41%	$2.30
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,345.90	0.66%	$3.84
Hypothetical 5% Annual Return	$1,000.00	$1,021.52	0.66%	$3.31
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,351.50	0.74%	$4.31
Institutional Class Shares	$1,000.00	$1,353.50	0.49%	$2.86
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.13	0.74%	$3.71
Institutional Class Shares	$1,000.00	$1,022.37	0.49%	$2.46
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,294.10	0.45%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,394.50	0.85%	$5.05
Hypothetical 5% Annual Return	$1,000.00	$1,020.58	0.85%	$4.26

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	6.3%
Consumer Discretionary	13.6%
Consumer Staples	10.1%
Energy	3.6%
Financials	16.3%
Health Care	10.4%
Industrials	16.4%
Information Technology	7.9%
Materials	10.4%
Real Estate	1.6%
Utilities	3.4%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	43.8%
Real Estate	56.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	10.3%
Consumer Discretionary	16.0%
Consumer Staples	12.1%
Energy	1.7%
Financials	5.5%
Health Care	12.7%
Industrials	18.4%
Information Technology	11.1%
Materials	9.0%
Real Estate	0.6%
Utilities	2.6%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.0%
Consumer Discretionary	11.0%
Consumer Staples	4.7%
Energy	2.8%
Financials	15.4%
Health Care	4.7%
Industrials	17.2%
Information Technology	13.0%
Materials	18.1%
Real Estate	7.9%
Utilities	2.2%

100.0%

International Core Equity Portfolio
Communication Services	6.0%
Consumer Discretionary	14.5%
Consumer Staples	7.5%
Energy	4.3%
Financials	15.3%
Health Care	6.9%
Industrials	19.3%
Information Technology	7.4%
Materials	13.1%
Real Estate	2.5%
Utilities	3.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	3.0%
Consumer Discretionary	14.4%
Consumer Staples	4.3%
Energy	6.0%
Financials	21.4%
Health Care	2.4%
Industrials	24.4%
Information Technology	3.3%
Materials	16.1%
Real Estate	3.4%
Utilities	1.3%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	6.1%
Consumer Discretionary	13.9%
Consumer Staples	7.3%
Energy	4.4%
Financials	15.1%
Health Care	6.2%
Industrials	16.4%
Information Technology	11.5%
Materials	12.6%
Real Estate	3.4%
Utilities	3.1%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	14.0%
Consumer Staples	5.9%
Energy	5.4%
Financials	18.1%
Health Care	5.1%
Industrials	21.3%
Information Technology	6.8%
Materials	13.5%
Real Estate	2.6%
Utilities	2.2%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	8.8%
Consumer Discretionary	13.4%
Consumer Staples	6.0%
Energy	4.3%
Financials	15.4%
Health Care	4.2%
Industrials	8.5%
Information Technology	20.7%
Materials	11.9%
Real Estate	4.0%
Utilities	2.8%

100.0%

8

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
AUSTRALIA — (5.8%)
BHP Group, Ltd.	842,811	$30,674,850	0.5%
Commonwealth Bank of Australia	343,963	23,546,529	0.4%
CSL, Ltd.	137,898	28,806,122	0.5%
National Australia Bank, Ltd.	811,247	16,601,500	0.3%
Other Securities		257,469,362	4.5%

TOTAL AUSTRALIA		357,098,363	6.2%

AUSTRIA — (0.1%)
Other Securities		9,362,418	0.2%

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	265,831	18,829,463	0.3%
Other Securities		35,375,253	0.6%

TOTAL BELGIUM		54,204,716	0.9%

CANADA — (8.6%)
# Royal Bank of Canada 780087102	216,240	20,629,296	0.4%
Royal Bank of Canada 780087953	335,579	32,027,639	0.6%
Toronto-Dominion Bank (The)	286,785	19,716,469	0.3%
Other Securities		460,457,819	7.9%

TOTAL CANADA		532,831,223	9.2%

DENMARK — (2.2%)
Novo Nordisk A.S., Class B	541,515	39,946,178	0.7%
Other Securities		95,528,190	1.6%

TOTAL DENMARK		135,474,368	2.3%

FINLAND — (1.2%)
Other Securities		72,177,678	1.2%

FRANCE — (9.2%)
Air Liquide SA	137,694	23,187,984	0.4%
* Airbus SE	183,285	22,041,789	0.4%
* Cie de Saint-Gobain	273,872	17,279,990	0.3%
# Kering SA	22,325	17,889,277	0.3%
# L’Oreal SA	51,173	20,953,805	0.4%
LVMH Moet Hennessy Louis Vuitton SE	92,526	69,704,474	1.2%
Orange SA	1,406,145	17,511,023	0.3%
# Sanofi	173,630	18,203,763	0.3%
# Schneider Electric SE	116,541	18,594,786	0.3%
# Total SE	595,320	26,311,808	0.5%
Other Securities		314,587,588	5.4%

TOTAL FRANCE		566,266,287	9.8%

GERMANY — (6.8%)
Bayer AG	332,314	21,503,478	0.4%
Daimler AG	284,777	25,344,789	0.4%
Deutsche Post AG	337,563	19,881,500	0.3%

9

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	1,271,712	$24,474,142	0.4%
SAP SE	248,559	34,803,391	0.6%
Siemens AG	130,592	21,787,300	0.4%
Other Securities		270,973,645	4.7%

TOTAL GERMANY		418,768,245	7.2%

HONG KONG — (2.5%)
AIA Group, Ltd.	3,249,000	41,238,163	0.7%
Hong Kong Exchanges & Clearing, Ltd.	349,451	21,075,748	0.4%
Other Securities		95,393,124	1.6%

TOTAL HONG KONG		157,707,035	2.7%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR	354,355	16,750,361	0.3%
Other Securities		24,831,699	0.4%

TOTAL IRELAND		41,582,060	0.7%

ISRAEL — (0.5%)
Other Securities		28,938,358	0.5%

ITALY — (2.2%)
Enel SpA	2,271,536	22,554,824	0.4%
Other Securities		115,530,072	2.0%

TOTAL ITALY		138,084,896	2.4%

JAPAN — (21.0%)
KDDI Corp.	742,300	22,439,310	0.4%
Nintendo Co., Ltd.	30,500	17,496,410	0.3%
Recruit Holdings Co., Ltd.	399,800	18,025,974	0.3%
SoftBank Group Corp.	425,976	38,384,956	0.7%
Sony Group Corp.	401,800	40,171,522	0.7%
Tokyo Electron, Ltd.	47,700	21,664,751	0.4%
Toyota Motor Corp.	608,523	45,532,229	0.8%
Other Securities		1,090,288,869	18.7%

TOTAL JAPAN		1,294,004,021	22.3%

NETHERLANDS — (3.6%)
ASML Holding NV ACI02GTQ9	30,871	20,039,480	0.4%
ASML Holding NV N07059210	74,284	48,143,460	0.8%
Koninklijke Ahold Delhaize NV	678,021	18,246,839	0.3%
Other Securities		133,884,869	2.3%

TOTAL NETHERLANDS.		220,314,648	3.8%

NEW ZEALAND — (0.4%)
Other Securities		22,535,033	0.4%

NORWAY — (0.6%)
Other Securities		40,218,670	0.7%

PORTUGAL — (0.2%)
Other Securities		10,569,916	0.2%

10

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.7%)
Other Securities		$45,724,041	0.8%

SPAIN — (1.9%)
Iberdrola SA	2,107,236	28,477,067	0.5%
Other Securities		87,705,544	1.5%

TOTAL SPAIN		116,182,611	2.0%

SWEDEN — (3.0%)
Other Securities		185,603,574	3.2%

SWITZERLAND — (7.3%)
Nestle SA	915,482	109,245,100	1.9%
Novartis AG	442,743	37,782,068	0.6%
Roche Holding AG 711038901	227,381	74,161,583	1.3%
Other Securities		226,517,950	3.9%

TOTAL SWITZERLAND		447,706,701	7.7%

UNITED KINGDOM — (12.6%)
# AstraZeneca P.L.C., Sponsored ADR	570,883	30,296,761	0.5%
BP P.L.C., Sponsored ADR	713,472	17,950,968	0.3%
Diageo P.L.C., Sponsored ADR	105,239	18,874,615	0.3%
# Rio Tinto P.L.C., Sponsored ADR.	267,962	22,792,848	0.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	788,894	28,250,294	0.5%
Unilever P.L.C., Sponsored ADR	500,291	29,377,088	0.5%
Other Securities		626,472,709	10.9%

TOTAL UNITED KINGDOM		774,015,283	13.4%

UNITED STATES — (0.0%)
Other Security		14	0.0%

TOTAL COMMON STOCKS		5,669,370,159	97.8%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Volkswagen AG	72,623	18,908,085	0.3%
Other Securities		18,612,697	0.4%

TOTAL GERMANY		37,520,782	0.7%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		260,368	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,781,219,017)		5,707,151,309

		Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	39,253,088	454,158,230	7.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,235,349,235)		$6,161,309,539	106.3%

11

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	259	06/18/21	$51,807,368	$54,058,480	$2,251,112

Total Futures Contracts			$51,807,368	$54,058,480	$2,251,112

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,241,189	$350,857,174	—	$357,098,363
Austria	—	9,362,418	—	9,362,418
Belgium	—	54,204,716	—	54,204,716
Canada	529,817,946	3,013,277	—	532,831,223
Denmark	4,110,659	131,363,709	—	135,474,368
Finland	65,183	72,112,495	—	72,177,678
France	6,053,173	560,213,114	—	566,266,287
Germany	15,335,501	403,432,744	—	418,768,245
Hong Kong	658,483	157,048,552	—	157,707,035
Ireland	16,750,361	24,831,699	—	41,582,060
Israel	8,179,713	20,758,645	—	28,938,358
Italy	7,550,251	130,534,645	—	138,084,896
Japan	29,867,710	1,264,136,311	—	1,294,004,021
Netherlands	64,041,604	156,273,044	—	220,314,648
New Zealand	—	22,535,033	—	22,535,033
Norway	79,281	40,139,389	—	40,218,670
Portugal	—	10,569,916	—	10,569,916
Singapore	—	45,724,041	—	45,724,041
Spain	3,361,443	112,821,168	—	116,182,611
Sweden	—	185,603,574	—	185,603,574
Switzerland	34,112,255	413,594,446	—	447,706,701
United Kingdom	222,280,177	551,735,106	—	774,015,283
United States	14	—	—	14
Preferred Stocks
Germany	—	37,520,782	—	37,520,782
Rights/Warrants
France	—	260,368	—	260,368
Securities Lending Collateral	—	454,158,230	—	454,158,230
Futures Contracts**	2,251,112	—	—	2,251,112

TOTAL.	$950,756,055	$5,212,804,596	—	$6,163,560,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$177,204	0.0%

COMMON STOCKS — (93.2%)
AUSTRALIA — (6.4%)
BHP Group, Ltd.	4,074,214	148,284,616	0.5%
Commonwealth Bank of Australia	1,042,706	71,380,082	0.2%
CSL, Ltd.	345,823	72,240,492	0.2%
Fortescue Metals Group, Ltd.	5,627,697	97,366,540	0.3%
Rio Tinto, Ltd.	692,143	64,331,163	0.2%
Other Securities		1,746,060,866	5.3%

TOTAL AUSTRALIA		2,199,663,759	6.7%

AUSTRIA — (0.6%)
Other Securities		188,315,763	0.6%

BELGIUM — (1.2%)
# Anheuser-Busch InBev SA	913,054	64,673,859	0.2%
Other Securities		332,320,866	1.0%

TOTAL BELGIUM		396,994,725	1.2%

CANADA — (9.7%)
Bank of Montreal 063671101	835,441	78,815,504	0.3%
Bank of Nova Scotia (The) 064149107	969,869	61,770,957	0.2%
Canadian Natural Resources, Ltd.	3,046,549	92,554,159	0.3%
Magna International, Inc.	679,722	64,192,434	0.2%
# National Bank of Canada	1,008,670	73,330,961	0.2%
# Royal Bank of Canada 780087102	1,145,629	109,293,007	0.3%
Royal Bank of Canada 780087953	886,501	84,607,601	0.3%
Other Securities		2,780,488,392	8.4%

TOTAL CANADA		3,345,053,015	10.2%

CHINA — (0.0%)
Other Securities		3,028,108	0.0%

DENMARK — (2.1%)
Novo Nordisk A.S., Class B	891,477	65,761,980	0.2%
Other Securities		656,894,494	2.0%

TOTAL DENMARK		722,656,474	2.2%

FINLAND — (1.7%)
Other Securities		567,974,763	1.7%

FRANCE — (7.5%)
* Cie de Saint-Gobain	974,295	61,473,271	0.2%
# Cie Generale des Etablissements Michelin SCA	571,661	82,719,680	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	187,162,306	0.6%
Orange SA	6,982,935	86,959,979	0.3%
Teleperformance	180,912	69,858,133	0.2%

13

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
# Total SE	2,092,369	$92,478,014	0.3%
# Vinci SA	563,434	61,825,438	0.2%
Other Securities		1,941,014,195	5.8%

TOTAL FRANCE		2,583,491,016	7.9%

GERMANY — (6.4%)
Allianz SE.	283,403	73,576,189	0.2%
Bayerische Motoren Werke AG	951,135	95,313,397	0.3%
Daimler AG	1,594,514	141,909,706	0.4%
Deutsche Telekom AG	5,639,652	108,535,302	0.3%
Other Securities		1,795,556,774	5.5%

TOTAL GERMANY		2,214,891,368	6.7%

HONG KONG — (2.5%)
AIA Group, Ltd.	10,843,200	137,628,084	0.4%
Other Securities		729,395,471	2.2%

TOTAL HONG KONG		867,023,555	2.6%

IRELAND — (0.8%)
Other Securities		274,958,543	0.8%

ISRAEL — (0.7%)
Other Securities		244,930,706	0.8%

ITALY — (2.6%)
Stellantis NV BMD8F9905	5,866,422	97,311,987	0.3%
Other Securities		793,662,605	2.4%

TOTAL ITALY.		890,974,592	2.7%

JAPAN — (20.7%)
Hitachi, Ltd.	1,307,985	64,742,270	0.2%
KDDI Corp.	2,262,100	68,382,007	0.2%
SoftBank Group Corp.	2,260,363	203,682,648	0.6%
Sony Group Corp.	1,141,000	114,075,926	0.4%
Tokyo Electron, Ltd.	132,700	60,270,703	0.2%
Toyota Motor Corp.	2,411,895	180,468,043	0.6%
Other Securities		6,432,531,167	19.5%

TOTAL JAPAN.		7,124,152,764	21.7%

NETHERLANDS — (3.3%)
ASML Holding NV ACI02GTQ9	109,259	70,924,547	0.2%
ASML Holding NV N07059210	180,590	117,040,379	0.4%
Koninklijke Ahold Delhaize NV	3,769,401	101,441,776	0.3%
Other Securities		860,765,093	2.6%

TOTAL NETHERLANDS		1,150,171,795	3.5%

NEW ZEALAND — (0.5%)
Other Securities		163,933,082	0.5%

NORWAY — (0.9%)
Other Securities		310,989,531	1.0%

14

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PORTUGAL — (0.2%)
Other Securities		$73,283,126	0.2%

SINGAPORE — (0.8%)
Other Securities		281,153,595	0.9%

SPAIN — (1.8%)
Iberdrola SA	8,225,934	111,164,839	0.4%
Other Securities		524,423,798	1.5%

TOTAL SPAIN		635,588,637	1.9%

SWEDEN — (3.2%)
Volvo AB, Class B	2,990,796	73,036,938	0.2%
Other Securities		1,040,248,218	3.2%

TOTAL SWEDEN		1,113,285,156	3.4%

SWITZERLAND — (6.4%)
Nestle SA	2,748,677	328,001,527	1.0%
Novartis AG, Sponsored ADR	953,193	81,250,171	0.3%
Roche Holding AG 711038901	634,350	206,896,797	0.6%
Sika AG	258,120	77,090,778	0.2%
Other Securities		1,522,019,003	4.7%

TOTAL SWITZERLAND		2,215,258,276	6.8%

UNITED KINGDOM — (13.1%)
Ashtead Group P.L.C	958,609	61,591,509	0.2%
# AstraZeneca P.L.C., Sponsored ADR	1,444,584	76,664,073	0.2%
BP P.L.C., Sponsored ADR	3,664,680	92,203,349	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	3,103,515	96,891,738	0.3%
# Rio Tinto P.L.C., Sponsored ADR.	1,793,636	152,566,678	0.5%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,281,476	117,509,656	0.4%
Vodafone Group P.L.C	49,455,687	93,332,704	0.3%
Other Securities		3,820,219,078	11.5%

TOTAL UNITED KINGDOM		4,510,978,785	13.7%

UNITED STATES — (0.1%)
Other Securities		18,219,478	0.1%

TOTAL COMMON STOCKS		32,096,970,612	97.8%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Volkswagen AG	363,964	94,761,470	0.3%
Other Securities		130,713,006	0.4%

TOTAL GERMANY		225,474,476	0.7%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		3,328,998	0.0%

FRANCE — (0.0%)
Other Security		2,902,128	0.0%

15

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (0.0%)
Other Securities		$333,329	0.0%

TOTAL RIGHTS/WARRANTS		6,564,455	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,709,977,609)		32,329,186,747

		Value†
SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	181,623,338	2,101,382,016	6.4%

TOTAL INVESTMENTS—(100.0%) (Cost $25,811,212,898)		$34,430,568,763	104.9%

As of April 30, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,380	06/18/21	$274,245,151	$288,033,600	$13,788,449

Total Futures Contracts			$274,245,151	$288,033,600	$13,788,449

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$56,678,153	$2,142,985,606	—	$2,199,663,759
Austria	68,796	188,246,967	—	188,315,763
Belgium	10,052,665	386,942,060	—	396,994,725
Canada	3,336,151,976	8,901,039	—	3,345,053,015
China	—	3,028,108	—	3,028,108
Denmark	44,021,178	678,635,296	—	722,656,474
Finland	—	567,974,763	—	567,974,763
France	55,786,495	2,527,704,521	—	2,583,491,016
Germany	52,403,697	2,162,487,671	—	2,214,891,368
Hong Kong	1,896,501	865,127,054	—	867,023,555
Ireland	48,931,393	226,027,150	—	274,958,543
Israel	34,143,563	210,787,143	—	244,930,706
Italy	26,087,527	864,887,065	—	890,974,592
Japan	160,012,379	6,964,140,385	—	7,124,152,764
Netherlands	185,346,146	964,825,649	—	1,150,171,795
New Zealand	259,238	163,673,844	—	163,933,082
Norway	13,754,679	297,234,852	—	310,989,531
Portugal	403,168	72,879,958	—	73,283,126
Singapore	7,761	281,145,834	—	281,153,595
Spain	10,229,090	625,359,547	—	635,588,637
Sweden	1,301,339	1,111,983,817	—	1,113,285,156
Switzerland	129,451,348	2,085,806,928	—	2,215,258,276

16

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$861,334,407	$3,649,644,378	—	$4,510,978,785
United States	5,832,560	12,386,918	—	18,219,478
Preferred Stocks
Germany	—	225,474,476	—	225,474,476
Rights/Warrants
Canada	—	3,328,998	—	3,328,998
France	—	2,902,128	—	2,902,128
Switzerland	—	333,329	—	333,329
Bonds
Germany	—	177,204	—	177,204
Securities Lending Collateral	—	2,101,382,016	—	2,101,382,016
Futures Contracts**	13,788,449	—	—	13,788,449

TOTAL	$5,047,942,508	$29,396,414,704	—	$34,444,357,212

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

17

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of
DFA Investment Dimensions Group Inc.	1,087,417	$50,597,507
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		11,680,671
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		11,042,662
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		5,103,765
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		4,037,933
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		3,321,290
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		3,179,378

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $70,579,865)		$88,963,206

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$88,963,206	—	—	$88,963,206

TOTAL	$88,963,206	—	—	$88,963,206

See accompanying Notes to Financial Statements.

18

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (98.9%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$5,394,374,505
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,580,442,419
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,971,749,546
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,491,293,169
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,421,523,724

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.		$12,859,383,363

	Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $138,441,228)	138,441,228	138,441,228

TOTAL INVESTMENTS — (100.0%) (Cost $9,667,254,443)		$12,997,824,591

As of April 30, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	635	06/18/21	$128,245,616	$132,537,200	$4,291,584

Total Futures Contracts			$128,245,616	$132,537,200	$4,291,584

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,859,383,363	—	—	$12,859,383,363
Temporary Cash Investments	138,441,228	—	—	138,441,228
Futures Contracts**	4,291,584	—	—	4,291,584

TOTAL	$13,002,116,175	—	—	$13,002,116,175

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$504,464,742

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$504,464,742

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

20

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$492,838,380

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$492,838,380

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

21

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$29,658,975

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$29,658,975

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

22

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$761,357,619

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$761,357,619

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

23

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (18.1%)
Charter Hall Group	5,149,567	$55,626,991	1.0%
Dexus	11,487,947	90,177,911	1.6%
Goodman Group	18,086,342	263,745,135	4.6%
GPT Group (The) 636586000	21,422,667	76,249,130	1.3%
Mirvac Group	43,033,031	89,165,103	1.6%
Scentre Group	56,973,544	119,244,868	2.1%
Stockland	26,330,833	94,887,721	1.7%
Vicinity Centres	43,300,242	52,915,376	0.9%
Other Securities		246,620,471	4.2%

TOTAL AUSTRALIA		1,088,632,706	19.0%

BELGIUM — (3.3%)
Aedifica SA	375,233	45,837,924	0.8%
Cofinimmo SA	295,859	45,359,081	0.8%
Warehouses De Pauw CVA	1,471,574	51,899,791	0.9%
Other Securities		57,200,573	1.0%

TOTAL BELGIUM		200,297,369	3.5%

CANADA — (5.3%)
# Canadian Apartment Properties REIT	912,082	40,545,223	0.7%
Other Securities		276,283,388	4.8%

TOTAL CANADA		316,828,611	5.5%

CHINA — (0.2%)
Other Securities		11,323,658	0.2%

FRANCE — (4.0%)
Covivio	569,759	50,828,829	0.9%
Gecina SA	507,548	74,293,631	1.3%
Klepierre SA	2,190,146	58,128,919	1.0%
Other Securities		54,806,180	0.9%

TOTAL FRANCE		238,057,559	4.1%

GERMANY — (0.7%)
Other Securities		41,563,584	0.7%

HONG KONG — (4.3%)
# Link REIT	22,565,223	212,859,085	3.7%
Other Securities		46,905,059	0.8%

TOTAL HONG KONG		259,764,144	4.5%

IRELAND — (0.4%)
Other Securities		21,936,173	0.4%

ITALY — (0.1%)
Other Securities		5,336,422	0.1%

24

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (25.0%)
Activia Properties, Inc.	7,350	$33,891,820	0.6%
Advance Residence Investment Corp.	14,560	46,371,248	0.8%
# Daiwa House REIT Investment Corp.	21,415	57,353,716	1.0%
GLP J-Reit	44,613	74,840,005	1.3%
Industrial & Infrastructure Fund Investment Corp.	20,630	37,355,189	0.7%
Japan Metropolitan Fund Invest	77,010	75,890,459	1.3%
Japan Prime Realty Investment Corp.	9,285	37,691,686	0.7%
Japan Real Estate Investment Corp.	14,414	89,340,682	1.6%
# Kenedix Office Investment Corp.	4,722	34,770,561	0.6%
Nippon Building Fund, Inc.	16,125	105,828,199	1.8%
Nippon Prologis REIT, Inc.	24,212	77,586,715	1.4%
Nomura Real Estate Master Fund, Inc.	46,633	73,682,784	1.3%
Orix JREIT, Inc.	29,357	51,784,998	0.9%
# Sekisui House Reit, Inc.	45,541	37,893,197	0.7%
United Urban Investment Corp.	33,176	49,527,293	0.9%
Other Securities		619,713,872	10.6%

TOTAL JAPAN		1,503,522,424	26.2%

MALAYSIA — (0.5%)
Other Securities		28,382,595	0.5%

MEXICO — (1.5%)
Fibra Uno Administracion S.A. de C.V.	34,256,947	42,277,912	0.7%
Other Securities		49,322,906	0.9%

TOTAL MEXICO		91,600,818	1.6%

NETHERLANDS — (2.8%)
# Unibail—Rodamco-Westfield	8,828,971	36,023,221	0.6%
* Unibail—Rodamco-Westfield (BFYM460)	1,117,588	92,035,203	1.6%
Other Securities		41,470,961	0.7%

TOTAL NETHERLANDS		169,529,385	2.9%

NEW ZEALAND — (1.3%)
Other Securities		79,192,867	1.4%

SINGAPORE — (9.4%)
Ascendas Real Estate Investment Trust	35,010,180	81,584,861	1.4%
# CapitaLand Mall Trust	49,496,611	79,856,008	1.4%
Mapletree Commercial Trust	23,891,006	39,191,375	0.7%
Mapletree Industrial Trust	18,122,658	38,447,054	0.7%
Mapletree Logistics Trust	31,819,897	47,495,587	0.8%
Other Securities		275,324,174	4.8%

TOTAL SINGAPORE		561,899,059	9.8%

SOUTH AFRICA — (1.8%)
# Growthpoint Properties, Ltd.	37,990,804	38,021,013	0.7%
Other Securities		71,108,061	1.2%

TOTAL SOUTH AFRICA		109,129,074	1.9%

SPAIN — (1.4%)
Inmobiliaria Colonial Socimi SA	3,190,383	32,364,758	0.6%
Merlin Properties Socimi SA	4,278,879	47,291,646	0.8%

25

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Security		$6,390,492	0.1%

TOTAL SPAIN		86,046,896	1.5%

TAIWAN — (0.3%)
Other Securities		17,059,518	0.3%

TURKEY — (0.3%)
Other Securities		15,047,391	0.3%

UNITED KINGDOM — (13.3%)
Big Yellow Group P.L.C	2,008,014	33,226,110	0.6%
British Land Co. P.L.C. (The)	10,191,017	73,030,539	1.3%
# Derwent London P.L.C	1,271,431	58,482,565	1.0%
# Hammerson P.L.C	61,511,742	33,878,703	0.6%
Land Securities Group P.L.C	8,117,743	80,893,767	1.4%
Segro P.L.C	13,291,170	184,648,604	3.2%
Tritax Big Box REIT P.L.C	20,548,677	53,998,300	0.9%
UNITE Group P.L.C. (The)	3,341,281	53,754,595	0.9%
Other Securities		229,723,672	4.1%

TOTAL UNITED KINGDOM		801,636,855	14.0%

TOTAL COMMON STOCKS (Cost $4,924,523,837)		5,646,787,108	98.4%

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	31,213,152	361,136,166	6.3%

TOTAL INVESTMENTS—(100.0%) (Cost $5,285,634,036)		$6,007,923,274	104.7%

As of April 30, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	196	06/18/21	$39,673,730	$40,909,120	$1,235,390

Total Futures Contracts			$39,673,730	$40,909,120	$1,235,390

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$599,978	$1,088,032,728	—	$1,088,632,706
Belgium	—	200,297,369	—	200,297,369
Canada	316,828,611	—	—	316,828,611
China	—	11,323,658	—	11,323,658

26

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$238,057,559	—	$238,057,559
Germany	—	41,563,584	—	41,563,584
Hong Kong	—	259,764,144	—	259,764,144
Ireland	—	21,936,173	—	21,936,173
Italy	—	5,336,422	—	5,336,422
Japan	—	1,503,522,424	—	1,503,522,424
Malaysia	—	28,382,595	—	28,382,595
Mexico	$91,600,818	—	—	91,600,818
Netherlands	—	169,529,385	—	169,529,385
New Zealand	—	79,192,867	—	79,192,867
Singapore	—	561,899,059	—	561,899,059
South Africa	—	109,129,074	—	109,129,074
Spain	—	86,046,896	—	86,046,896
Taiwan	—	17,059,518	—	17,059,518
Turkey	—	15,047,391	—	15,047,391
United Kingdom	—	801,636,855	—	801,636,855
Securities Lending Collateral	—	361,136,166	—	361,136,166
Futures Contracts**	1,235,390	—	—	1,235,390

TOTAL	$410,264,797	$5,598,893,867	—	$6,009,158,664

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (55.7%)
UNITED STATES — (55.7%)
	Alexandria Real Estate Equities, Inc.	588,622	$106,599,444	1.1%
	American Homes 4 Rent, Class A	1,186,265	43,939,271	0.5%
	American Tower Corp.	1,810,314	461,213,698	4.8%
	Apartment Income REIT Corp.	623,693	28,159,741	0.3%
	AvalonBay Communities, Inc.	595,358	114,308,736	1.2%
	Boston Properties, Inc.	631,669	69,073,005	0.7%
	Brixmor Property Group, Inc.	1,242,580	27,759,237	0.3%
	Camden Property Trust.	412,976	49,755,349	0.5%
	Crown Castle International Corp.	1,754,602	331,725,054	3.5%
	CubeSmart	817,598	34,617,099	0.4%
	CyrusOne, Inc.	504,870	36,769,682	0.4%
	Digital Realty Trust, Inc.	1,029,871	158,919,363	1.7%
	Duke Realty Corp.	1,595,075	74,202,889	0.8%
	Equinix, Inc.	361,302	260,412,030	2.7%
	Equity LifeStyle Properties, Inc.	725,843	50,373,504	0.5%
	Equity Residential	1,590,294	118,047,524	1.2%
	Essex Property Trust, Inc.	277,372	80,582,113	0.8%
	Extra Space Storage, Inc.	558,306	83,014,519	0.9%
	Federal Realty Investment Trust	306,103	34,540,663	0.4%
	First Industrial Realty Trust, Inc.	541,190	26,935,026	0.3%
	Gaming and Leisure Properties, Inc.	922,508	42,887,397	0.4%
	Healthpeak Properties, Inc.	2,298,884	78,943,677	0.8%
	Host Hotels & Resorts, Inc.	2,961,527	53,781,330	0.6%
	Invitation Homes, Inc.	2,420,656	84,868,194	0.9%
#	Iron Mountain, Inc.	1,203,218	48,273,106	0.5%
	Kilroy Realty Corp.	438,525	30,056,504	0.3%
	Kimco Realty Corp.	1,799,801	37,795,821	0.4%
	Lamar Advertising Co., Class A.	361,884	35,840,991	0.4%
	Life Storage, Inc.	315,971	30,352,126	0.3%
	Medical Properties Trust, Inc.	2,423,399	53,435,948	0.6%
	Mid-America Apartment Communities, Inc.	488,169	76,803,553	0.8%
	National Retail Properties, Inc.	733,684	34,057,611	0.4%
	Omega Healthcare Investors, Inc..	971,409	36,913,548	0.4%
	Prologis, Inc	3,087,440	359,779,334	3.7%
	Public Storage	665,891	187,221,914	2.0%
	Realty Income Corp.	1,593,474	110,188,727	1.1%
	Regency Centers Corp.	709,222	45,149,047	0.5%
	Rexford Industrial Realty, Inc.	550,843	30,599,329	0.3%
	SBA Communications Corp.	465,813	139,613,472	1.5%
	Simon Property Group, Inc.	1,393,026	169,586,985	1.8%
#	STORE Capital Corp.	1,063,612	38,066,674	0.4%
	Sun Communities, Inc.	467,523	77,996,862	0.8%
	UDR, Inc.	1,265,344	58,775,229	0.6%
	Ventas, Inc.	1,598,887	88,674,273	0.9%
	VEREIT, Inc.	945,047	45,211,058	0.5%
	Vornado Realty Trust	681,037	31,157,443	0.3%
	Welltower, Inc.	1,786,156	134,015,285	1.4%
	WP Carey, Inc.	736,447	55,152,516	0.6%

28

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$976,840,528	9.9%

TOTAL UNITED STATES		5,382,986,429	56.1%

TOTAL COMMON STOCKS		5,382,986,429	56.1%

		Value†
AFFILIATED INVESTMENT COMPANIES — (43.4%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	684,384,564	3,326,108,983	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	19,908,210	872,377,734	9.1%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		4,198,486,717	43.8%

TOTAL INVESTMENT SECURITIES (Cost $7,776,090,687)		9,581,473,146

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	7,507,649	86,863,504	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $7,862,944,244)		$9,668,336,650	100.8%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,382,937,360	$49,069	—	$5,382,986,429
Affiliated Investment Companies	4,198,486,717	—	—	4,198,486,717
Securities Lending Collateral	—	86,863,504	—	86,863,504

TOTAL	$9,581,424,077	$86,912,573	—	$9,668,336,650

See accompanying Notes to Financial Statements.

29

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (8.3%)
# Bank of Queensland, Ltd.	9,304,552	$64,486,608	0.5%
Cleanaway Waste Management, Ltd.	33,503,982	73,451,483	0.6%
Downer EDI, Ltd.	10,342,407	44,678,437	0.4%
IGO, Ltd.	12,206,257	69,746,973	0.6%
OZ Minerals, Ltd.	5,156,423	94,074,460	0.8%
Other Securities		705,465,750	5.5%

TOTAL AUSTRALIA		1,051,903,711	8.4%

AUSTRIA — (1.1%)
Other Securities		134,859,487	1.1%

BELGIUM — (1.7%)
Ackermans & van Haaren NV	364,335	58,255,129	0.5%
Other Securities		154,189,225	1.2%

TOTAL BELGIUM.		212,444,354	1.7%

CANADA — (10.4%)
Alamos Gold, Inc., Class A	7,318,623	58,649,015	0.5%
Canadian Western Bank	1,903,542	52,344,888	0.4%
# Centerra Gold, Inc.	4,794,889	44,237,108	0.4%
iA Financial Corp., Inc.	837,546	47,166,688	0.4%
Linamar Corp.	950,360	55,692,495	0.5%
# Tourmaline Oil Corp.	3,301,772	71,238,655	0.6%
# TransAlta Corp. 89346D958	5,631,938	55,350,292	0.4%
Yamana Gold, Inc.	12,743,274	58,369,306	0.5%
Other Securities		883,034,646	6.9%

TOTAL CANADA.		1,326,083,093	10.6%

CHINA — (0.0%)
Other Securities		1,352,842	0.0%

DENMARK — (2.4%)
* Jyske Bank A.S.	1,162,241	56,605,066	0.4%
Sydbank A.S.	1,555,575	46,371,740	0.4%
Other Securities		199,981,594	1.6%

TOTAL DENMARK		302,958,400	2.4%

FINLAND — (2.6%)
Cargotec Oyj, Class B	859,524	49,774,572	0.4%
Kemira Oyj	2,611,092	42,651,873	0.4%
Konecranes Oyj	1,051,929	48,417,177	0.4%
Metsa Board Oyj	3,941,514	50,148,685	0.4%
Other Securities		133,031,103	1.0%

TOTAL FINLAND		324,023,410	2.6%

FRANCE — (4.2%)
* Elis SA	2,927,943	52,398,635	0.4%
# Rexel SA	3,152,678	61,972,974	0.5%

30

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$412,213,881	3.3%

TOTAL FRANCE		526,585,490	4.2%

GERMANY — (6.3%)
Aurubis AG	1,080,610	92,893,046	0.7%
* Commerzbank AG	12,822,650	84,554,593	0.7%
Lanxess AG	1,120,503	82,460,478	0.7%
Other Securities		545,387,373	4.3%

TOTAL GERMANY		805,295,490	6.4%

GREECE — (0.0%)
Other Securities		2,065	0.0%

HONG KONG — (2.6%)
Other Securities		327,218,582	2.6%

IRELAND — (0.1%)
Other Securities		15,515,064	0.1%

ISRAEL — (0.9%)
Other Securities		117,004,084	0.9%

ITALY — (3.6%)
# Banco BPM SpA	17,759,706	50,512,100	0.4%
* Unipol Gruppo SpA	9,915,226	54,187,891	0.4%
Other Securities		353,886,590	2.9%

TOTAL ITALY		458,586,581	3.7%

JAPAN — (20.1%)
Other Securities		2,551,354,045	20.4%

NETHERLANDS — (3.0%)
APERAM SA.	1,083,382	56,073,070	0.5%
ASR Nederland NV	2,674,123	116,793,439	0.9%
# SBM Offshore NV.	4,305,804	74,742,672	0.6%
* Signify NV	957,970	54,402,229	0.4%
Other Securities		81,017,778	0.7%

TOTAL NETHERLANDS.		383,029,188	3.1%

NEW ZEALAND — (0.4%)
Other Securities		44,759,341	0.4%

NORWAY — (0.9%)
Other Securities		113,490,085	0.9%

PORTUGAL — (0.2%)
Other Securities		26,720,582	0.2%

SINGAPORE — (1.0%)
Other Securities		131,221,231	1.0%

SPAIN — (2.3%)
Bankinter SA	8,287,687	45,321,614	0.4%

31

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$249,642,436	2.0%

TOTAL SPAIN		294,964,050	2.4%

SWEDEN — (3.6%)
Bure Equity AB	972,895	44,402,957	0.4%
* Peab AB, Class B	3,101,307	44,738,150	0.4%
Other Securities		372,798,281	2.9%

TOTAL SWEDEN		461,939,388	3.7%

SWITZERLAND — (4.9%)
Allreal Holding AG	281,115	56,898,860	0.5%
Helvetia Holding AG	363,508	43,702,668	0.4%
Siegfried Holding AG	64,976	59,756,184	0.5%
Other Securities		458,736,289	3.5%

TOTAL SWITZERLAND		619,094,001	4.9%

UNITED KINGDOM — (16.0%)
Aggreko P.L.C.	5,041,797	60,072,443	0.5%
Bellway P.L.C.	2,512,616	125,341,985	1.0%
Centamin P.L.C.	29,655,139	43,974,024	0.4%
Close Brothers Group P.L.C.	3,168,810	69,507,474	0.6%
Grafton Group P.L.C.	5,485,861	90,375,572	0.7%
Man Group P.L.C.	19,409,926	45,118,474	0.4%
* Meggitt P.L.C.	8,865,721	57,031,473	0.5%
Paragon Banking Group P.L.C.	6,581,748	42,762,787	0.3%
Redrow P.L.C.	6,726,728	64,208,881	0.5%
* Royal Mail P..L.C.	11,498,732	78,779,845	0.6%
* Travis Perkins P.L.C.	4,856,929	103,138,270	0.8%
Vesuvius P.L.C.	6,981,010	51,838,309	0.4%
Vistry Group P.L.C.	5,828,761	99,635,688	0.8%
Other Securities		1,102,844,439	8.8%

TOTAL UNITED KINGDOM		2,034,629,664	16.3%

UNITED STATES — (0.1%)
Other Security		12,364,650	0.1%

TOTAL COMMON STOCKS		12,277,398,878	98.1%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		33,169,134	0.3%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		1,481,957	0.0%

32

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$16,990	0.0%

TOTAL RIGHTS/WARRANTS		1,498,947	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,942,559,336)		12,312,066,959

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	33,200,711	384,132,224	3.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,326,649,345)		$12,696,199,183	101.5%

As of April 30, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	547	06/18/21	$111,326,551	$114,169,840	$2,843,289

Total Futures Contracts			$111,326,551	$114,169,840	$2,843,289

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,051,903,711	—	$1,051,903,711
Austria	—	134,859,487	—	134,859,487
Belgium	$666,673	211,777,681	—	212,444,354
Canada	1,325,416,520	666,573	—	1,326,083,093
China	—	1,352,842	—	1,352,842
Denmark	—	302,958,400	—	302,958,400
Finland	—	324,023,410	—	324,023,410
France	—	526,585,490	—	526,585,490
Germany	—	805,295,490	—	805,295,490
Greece.	—	2,065	—	2,065
Hong Kong	215,243	327,003,339	—	327,218,582
Ireland	—	15,515,064	—	15,515,064
Israel	205,275	116,798,809	—	117,004,084
Italy.	—	458,586,581	—	458,586,581
Japan	—	2,551,354,045	—	2,551,354,045
Netherlands	—	383,029,188	—	383,029,188
New Zealand	—	44,759,341	—	44,759,341
Norway	—	113,490,085	—	113,490,085
Portugal	—	26,720,582	—	26,720,582
Singapore	—	131,221,231	—	131,221,231
Spain	16,241,106	278,722,944	—	294,964,050
Sweden	2,938,497	459,000,891	—	461,939,388

33

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$619,094,001	—	$619,094,001
United Kingdom	$18,786,249	2,015,843,415	—	2,034,629,664
United States	12,364,650	—	—	12,364,650
Preferred Stocks
Germany	—	33,169,134	—	33,169,134
Rights/Warrants
Canada	—	1,481,957	—	1,481,957
Singapore	—	16,990	—	16,990
Securities Lending Collateral	—	384,132,224	—	384,132,224
Futures Contracts**	2,843,289	—	—	2,843,289

TOTAL	$1,379,677,502	$11,319,364,970	—	$12,699,042,472

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

34

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.3%)
Australia & New Zealand Banking Group, Ltd.	274,007	$6,045,766	0.2%
BHP Group, Ltd.	178,389	6,492,625	0.2%
Commonwealth Bank of Australia	93,348	6,390,284	0.2%
National Australia Bank, Ltd.	308,973	6,322,877	0.2%
Westpac Banking Corp.	357,485	6,888,976	0.2%
Other Securities		203,800,047	5.6%

TOTAL AUSTRALIA		235,940,575	6.6%

AUSTRIA — (0.7%)
Other Securities		26,236,821	0.7%

BELGIUM — (1.2%)
Other Securities		44,275,370	1.2%

CANADA — (10.2%)
Bank of Nova Scotia (The) 064149107	102,743	6,543,702	0.2%
Canadian Natural Resources, Ltd.	515,271	15,653,933	0.5%
First Quantum Minerals, Ltd.	264,260	6,090,783	0.2%
Magna International, Inc.	133,015	12,559,276	0.4%
Royal Bank of Canada 780087953.	73,948	7,057,593	0.2%
Tourmaline Oil Corp.	280,882	6,060,278	0.2%
Other Securities		327,040,621	8.9%

TOTAL CANADA		381,006,186	10.6%

CHINA — (0.0%)
Other Securities		435,042	0.0%

DENMARK — (2.5%)
GN Store Nord A.S.	68,341	6,163,483	0.2%
Pandora A.S.	112,551	12,746,269	0.4%
Other Securities		76,379,582	2.1%

TOTAL DENMARK		95,289,334	2.7%

FINLAND — (1.7%)
Other Securities		62,758,238	1.8%

FRANCE — (6.8%)
Arkema SA	66,054	8,257,862	0.2%
* BNP Paribas SA	106,510	6,829,175	0.2%
* Cie de Saint-Gobain	157,949	9,965,813	0.3%
Cie Generale des Etablissements Michelin SCA	61,296	8,869,567	0.3%
Orange SA	572,131	7,124,869	0.2%
Publicis Groupe SA	107,059	6,928,846	0.2%
# Total SE	308,861	13,650,963	0.4%
Other Securities		193,739,429	5.3%

TOTAL FRANCE.		255,366,524	7.1%

GERMANY — (6.2%)
Allianz SE	36,861	9,569,736	0.3%

35

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Bayerische Motoren Werke AG	59,479	$5,960,400	0.2%
Brenntag SE	67,385	6,049,466	0.2%
* Commerzbank AG	883,755	5,827,619	0.2%
Daimler AG	115,128	10,246,245	0.3%
KION Group AG	70,652	7,040,280	0.2%
Other Securities		187,390,920	5.1%

TOTAL GERMANY		232,084,666	6.5%

HONG KONG — (2.2%)
Other Securities		83,957,103	2.3%

IRELAND — (0.8%)
CRH P.L.C., Sponsored ADR.	319,335	15,094,965	0.5%
Other Securities		15,313,207	0.4%

TOTAL IRELAND		30,408,172	0.9%

ISRAEL — (0.9%)
Other Securities		33,988,968	1.0%

ITALY — (3.0%)
Stellantis NV BMD8F9905.	684,296	11,351,075	0.3%
Other Securities		98,968,398	2.8%

TOTAL ITALY.		110,319,473	3.1%

JAPAN — (20.9%)
Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,942,548	0.2%
SoftBank Group Corp.	82,100	7,398,081	0.2%
Toyota Motor Corp.	86,018	6,436,226	0.2%
Other Securities		761,288,668	21.2%

TOTAL JAPAN.		781,065,523	21.8%

NETHERLANDS — (3.5%)
ASML Holding NV N07059210	9,650	6,253,951	0.2%
ASR Nederland NV	149,446	6,527,116	0.2%
Koninklijke Ahold Delhaize NV	437,995	11,787,281	0.3%
Randstad NV	97,050	7,002,365	0.2%
* Signify NV	139,981	7,949,391	0.2%
Other Securities		91,132,409	2.5%

TOTAL NETHERLANDS		130,652,513	3.6%

NEW ZEALAND — (0.5%)
Other Securities		18,798,113	0.5%

NORWAY — (0.9%)
Other Securities		34,118,571	1.0%

PORTUGAL — (0.2%)
Other Securities		7,043,911	0.2%

SINGAPORE — (0.8%)
Other Securities		30,389,711	0.8%

36

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.8%)
Banco Santander SA	1,654,793	$6,383,449	0.2%
Other Securities		62,757,854	1.7%

TOTAL SPAIN		69,141,303	1.9%

SWEDEN — (3.5%)
Other Securities		130,587,002	3.6%

SWITZERLAND — (6.5%)
Georg Fischer AG	4,182	5,863,890	0.2%
Julius Baer Group, Ltd.	99,709	6,275,428	0.2%
Nestle SA	126,847	15,136,740	0.4%
Novartis AG, Sponsored ADR	70,669	6,023,826	0.2%
Zurich Insurance Group AG	14,535	5,963,107	0.2%
Other Securities		203,717,024	5.6%

TOTAL SWITZERLAND		242,980,015	6.8%

UNITED KINGDOM — (13.2%)
BP P.L.C.	2,030,060	8,498,532	0.2%
* BT Group P.L.C.	3,790,698	8,646,365	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	320,826	10,016,188	0.3%
* Kingfisher P.L.C.	1,314,662	6,490,041	0.2%
# Rio Tinto P.L.C., Sponsored ADR	73,351	6,239,236	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	301,345	10,791,164	0.3%
* Royal Mail P.L.C.	918,004	6,289,408	0.2%
Other Securities		436,446,300	12.1%

TOTAL UNITED KINGDOM.		493,417,234	13.8%

UNITED STATES — (0.1%)
Other Securities		3,287,438	0.1%

TOTAL COMMON STOCKS		3,533,547,806	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Volkswagen AG	26,356	6,862,034	0.2%
Other Securities		13,957,394	0.4%

TOTAL GERMANY		20,819,428	0.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		339,969	0.0%

FRANCE — (0.0%)
Other Security		277,681	0.0%

SWITZERLAND — (0.0%)
Other Securities		32,045	0.0%

TOTAL RIGHTS/WARRANTS		649,695	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,539,755,442)		3,555,016,929

37

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	16,277,595	$188,331,775	5.3%

TOTAL INVESTMENTS—(100.0%) (Cost $2,728,068,478)		$3,743,348,704	104.5%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$227,868	$235,712,707	—	$235,940,575
Austria	—	26,236,821	—	26,236,821
Belgium	1,341,264	42,934,106	—	44,275,370
Canada	379,941,515	1,064,671	—	381,006,186
China	—	435,042	—	435,042
Denmark	—	95,289,334	—	95,289,334
Finland	—	62,758,238	—	62,758,238
France	350,932	255,015,592	—	255,366,524
Germany	8,439,460	223,645,206	—	232,084,666
Hong Kong	386,111	83,570,992	—	83,957,103
Ireland	15,162,257	15,245,915	—	30,408,172
Israel	2,170,669	31,818,299	—	33,988,968
Italy	6,074,037	104,245,436	—	110,319,473
Japan	14,771,336	766,294,187	—	781,065,523
Netherlands.	12,090,489	118,562,024	—	130,652,513
New Zealand	11,421	18,786,692	—	18,798,113
Norway	474,628	33,643,943	—	34,118,571
Portugal	—	7,043,911	—	7,043,911
Singapore	—	30,389,711	—	30,389,711
Spain	3,771,659	65,369,644	—	69,141,303
Sweden	231,631	130,355,371	—	130,587,002
Switzerland	15,523,258	227,456,757	—	242,980,015
United Kingdom	53,523,739	439,893,495	—	493,417,234
United States	1,118,281	2,169,157	—	3,287,438
Preferred Stocks
Germany	—	20,819,428	—	20,819,428
Rights/Warrants
Canada	—	339,969	—	339,969
France	—	277,681	—	277,681
Switzerland	—	32,045	—	32,045
Securities Lending Collateral	—	188,331,775	—	188,331,775

TOTAL	$515,610,555	$3,227,738,149	—	$3,743,348,704

See accompanying Notes to Financial Statements.

38

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (6.4%)
BHP Group, Ltd.	252,734	$9,198,477	0.5%
# BHP Group, Ltd., Sponsored ADR	261,477	19,025,066	0.9%
CSL, Ltd.	111,841	23,362,960	1.2%
Wesfarmers, Ltd.	252,587	10,529,337	0.5%
Other Securities		73,373,933	3.6%

TOTAL AUSTRALIA		135,489,773	6.7%

AUSTRIA — (0.1%)
Other Security.		1,599,961	0.1%

BELGIUM — (0.8%)
Other Securities		16,064,896	0.8%

CANADA — (8.7%)
Canadian National Railway Co.	103,129	11,102,844	0.6%
Canadian Natural Resources, Ltd.	324,929	9,862,995	0.5%
National Bank of Canada	138,986	10,104,372	0.5%
Royal Bank of Canada 780087953	171,450	16,363,177	0.8%
TC Energy Corp.	200,669	9,927,740	0.5%
Other Securities		126,644,461	6.3%

TOTAL CANADA		184,005,589	9.2%

DENMARK — (2.1%)
Novo Nordisk A.S., Class B	490,008	36,146,638	1.8%
Other Securities		8,825,215	0.4%

TOTAL DENMARK		44,971,853	2.2%

FINLAND — (0.8%)
Other Securities		18,109,377	0.9%

FRANCE — (9.0%)
* Airbus SE	114,996	13,829,378	0.7%
Capgemini SE.	69,217	12,683,797	0.6%
# Kering SA	15,012	12,029,287	0.6%
Legrand SA	102,082	9,936,648	0.5%
LVMH Moet Hennessy Louis Vuitton SE	59,150	44,560,660	2.2%
Orange SA.	858,720	10,693,823	0.5%
Other Securities		88,123,791	4.4%

TOTAL FRANCE.		191,857,384	9.5%

GERMANY — (7.2%)
* Adidas AG	32,418	10,012,650	0.5%
Bayer AG	202,852	13,126,210	0.7%
Deutsche Boerse AG	55,013	9,480,130	0.5%
Deutsche Post AG	218,448	12,865,965	0.6%
Deutsche Telekom AG	837,113	16,110,269	0.8%
E.ON SE	886,740	10,692,159	0.5%
SAP SE	98,555	13,799,735	0.7%

39

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$66,050,060	3.3%

TOTAL GERMANY		152,137,178	7.6%

HONG KONG — (2.6%)
Hong Kong Exchanges & Clearing, Ltd.	293,437	17,697,486	0.9%
Techtronic Industries Co., Ltd.	571,500	10,369,731	0.5%
Other Securities		26,521,801	1.3%

TOTAL HONG KONG.		54,589,018	2.7%

IRELAND — (0.5%)
Other Securities		11,436,410	0.6%

ISRAEL — (0.3%)
Other Securities		7,221,261	0.4%

ITALY — (1.9%)
Enel SpA.	1,249,672	12,408,402	0.6%
Other Securities		28,348,099	1.4%

TOTAL ITALY.		40,756,501	2.0%

JAPAN — (21.3%)
Daikin Industries, Ltd.	49,600	10,005,047	0.5%
Hitachi, Ltd.	263,500	13,042,648	0.7%
KDDI Corp.	456,200	13,790,669	0.7%
Nintendo Co., Ltd.	25,600	14,685,511	0.7%
Recruit Holdings Co., Ltd.	228,100	10,284,454	0.5%
SoftBank Group Corp.	427,500	38,522,285	1.9%
Sony Group Corp.	328,700	32,863,065	1.6%
Tokyo Electron, Ltd.	33,900	15,396,962	0.8%
Other Securities		303,740,095	15.1%

TOTAL JAPAN		452,330,736	22.5%

NETHERLANDS — (3.5%)
ASML Holding NV N07059210	42,839	27,763,956	1.4%
Koninklijke Ahold Delhaize NV	441,808	11,889,897	0.6%
Wolters Kluwer NV	134,420	12,158,423	0.6%
Other Securities		23,045,942	1.1%

TOTAL NETHERLANDS		74,858,218	3.7%

NEW ZEALAND — (0.2%)
Other Securities		4,740,818	0.2%

NORWAY — (0.6%)
Other Securities		13,058,582	0.6%

PORTUGAL — (0.1%)
Other Security		1,149,087	0.1%

SINGAPORE — (0.8%)
Other Securities		17,528,706	0.9%

40

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SPAIN — (2.1%)
Other Securities		$43,968,832	2.2%

SWEDEN — (3.0%)
Other Securities		63,539,109	3.2%

SWITZERLAND — (8.1%)
Nestle SA	290,751	34,695,518	1.7%
Partners Group Holding AG	7,501	10,684,926	0.5%
Roche Holding AG 711038901	183,630	59,891,950	3.0%
Sika AG	36,778	10,984,211	0.5%
Other Securities		56,508,093	2.9%

TOTAL SWITZERLAND		172,764,698	8.6%

UNITED KINGDOM — (12.8%)
Ashtead Group P.L.C.	224,550	14,427,544	0.7%
AstraZeneca P.L.C.	67,346	7,168,569	0.4%
# AstraZeneca P.L.C., Sponsored ADR	404,778	21,481,568	1.1%
BAE Systems P.L.C.	1,398,751	9,770,597	0.5%
* BT Group P.L.C.	4,194,930	9,568,395	0.5%
Diageo P.L.C.	80,730	3,624,080	0.2%
Diageo P.L.C., Sponsored ADR	106,135	19,035,312	0.9%
Ferguson P.L.C.	94,077	11,865,584	0.6%
Rio Tinto P.L.C.	18,329	1,535,185	0.1%
# Rio Tinto P.L.C., Sponsored ADR	251,488	21,391,569	1.1%
SSE P.L.C.	474,042	9,610,501	0.5%
Unilever P.L.C., Sponsored ADR	508,666	29,868,867	1.5%
Other Securities		111,950,264	5.4%

TOTAL UNITED KINGDOM		271,298,035	13.5%

UNITED STATES — (0.0%)
Other Security		14	0.0%

TOTAL COMMON STOCKS		1,973,476,036	98.2%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Volkswagen AG	46,952	12,224,397	0.6%
Other Securities		7,520,638	0.4%

TOTAL GERMANY		19,745,035	1.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		165,994	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,555,409,300)		1,993,387,065

		Value†
SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	11,415,868	132,081,588	6.6%

TOTAL INVESTMENTS—(100.0%) (Cost $1,687,486,317)		$2,125,468,653	105.8%

41

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2021, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	26	06/18/21	$5,377,263	$5,426,720	$49,457

Total Futures Contracts.			$5,377,263	$5,426,720	$49,457

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,025,066	$116,464,707	—	$135,489,773
Austria	—	1,599,961	—	1,599,961
Belgium	—	16,064,896	—	16,064,896
Canada	184,005,589	—	—	184,005,589
Denmark	—	44,971,853	—	44,971,853
Finland	—	18,109,377	—	18,109,377
France	764,967	191,092,417	—	191,857,384
Germany	—	152,137,178	—	152,137,178
Hong Kong	—	54,589,018	—	54,589,018
Ireland	3,980,701	7,455,709	—	11,436,410
Israel	2,970,134	4,251,127	—	7,221,261
Italy	3,892,874	36,863,627	—	40,756,501
Japan	1,346,114	450,984,622	—	452,330,736
Netherlands	27,763,956	47,094,262	—	74,858,218
New Zealand	—	4,740,818	—	4,740,818
Norway	—	13,058,582	—	13,058,582
Portugal	—	1,149,087	—	1,149,087
Singapore	—	17,528,706	—	17,528,706
Spain	—	43,968,832	—	43,968,832
Sweden	—	63,539,109	—	63,539,109
Switzerland	7,483,069	165,281,629	—	172,764,698
United Kingdom	105,726,764	165,571,271	—	271,298,035
United States	14	—	—	14
Preferred Stocks
Germany	—	19,745,035	—	19,745,035
Rights/Warrants
France	—	165,994	—	165,994
Securities Lending Collateral	—	132,081,588	—	132,081,588
Futures Contracts**	49,457	—	—	49,457

TOTAL	$357,008,705	$1,768,509,405	—	$2,125,518,110

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

42

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company		$178,863,566
Investment in Dimensional Emerging Markets Value Fund		101,579,272
Investment in DFA International Small Cap Value Portfolio of
DFA Investment Dimensions Group Inc.	1,418,180	30,334,869

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $259,862,143)		$310,777,707

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$310,777,707	—	—	$310,777,707

TOTAL	$310,777,707	—	—	$310,777,707

See accompanying Notes to Financial Statements.

43

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (4.3%)
BHP Group, Ltd.	352,621	$12,833,953	0.3%
Commonwealth Bank of Australia	92,899	6,359,547	0.2%
Fortescue Metals Group, Ltd.	379,329	6,562,889	0.2%
Other Securities		153,308,454	3.7%

TOTAL AUSTRALIA		179,064,843	4.4%

AUSTRIA — (0.4%)
Other Securities		16,290,634	0.4%

BELGIUM — (0.7%)
Other Securities		30,912,802	0.8%

BRAZIL — (1.3%)
Vale SA	628,010	12,604,016	0.3%
Other Securities		41,065,993	1.0%

TOTAL BRAZIL		53,670,009	1.3%

CANADA — (6.7%)
Magna International, Inc.	90,521	8,546,993	0.2%
# National Bank of Canada	93,086	6,767,412	0.2%
Royal Bank of Canada 780087102	97,598	9,310,849	0.2%
# Royal Bank of Canada 780087953	120,786	11,527,808	0.3%
Other Securities		246,580,014	6.1%

TOTAL CANADA		282,733,076	7.0%

CHILE — (0.2%)
Other Securities		6,607,436	0.2%

CHINA — (9.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	44,024	10,167,343	0.3%
China Construction Bank Corp., Class H	10,450,000	8,248,619	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	878,500	9,577,639	0.3%
Tencent Holdings, Ltd.	442,200	35,275,174	0.9%
Other Securities		351,043,249	8.5%

TOTAL CHINA.		414,312,024	10.2%

COLOMBIA — (0.0%)
Other Securities		2,123,841	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		958,126	0.0%

DENMARK — (1.5%)
Novo Nordisk A.S., Class B	144,089	10,629,077	0.3%
Other Securities		51,012,553	1.2%

TOTAL DENMARK		61,641,630	1.5%

44

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
EGYPT — (0.0%)
Other Securities		$230,603	0.0%

FINLAND — (1.1%)
Other Securities		47,421,131	1.2%

FRANCE — (5.2%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	16,430,566	0.4%
Orange SA	535,579	6,669,680	0.2%
# Total SE	225,223	9,954,351	0.3%
Vinci SA	66,251	7,269,702	0.2%
Other Securities		178,014,761	4.3%

TOTAL FRANCE		218,339,060	5.4%

GERMANY — (4.3%)
Bayerische Motoren Werke AG	72,976	7,312,937	0.2%
Daimler AG	113,029	10,059,436	0.3%
Deutsche Telekom AG	371,759	7,154,515	0.2%
Other Securities		158,339,857	3.8%

TOTAL GERMANY		182,866,745	4.5%

GREECE — (0.1%)
Other Securities		2,234,408	0.1%

HONG KONG — (1.6%)
AIA Group, Ltd.	608,200	7,719,622	0.2%
Other Securities		60,132,140	1.5%

TOTAL HONG KONG		67,851,762	1.7%

HUNGARY — (0.1%)
Other Securities		2,689,156	0.1%

INDIA — (3.5%)
Infosys, Ltd.	347,300	6,284,928	0.2%
Reliance Industries, Ltd.	235,961	6,343,824	0.2%
Other Securities		134,847,944	3.2%

TOTAL INDIA.		147,476,696	3.6%

INDONESIA — (0.4%)
Other Securities		16,967,647	0.4%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR.	228,603	10,806,064	0.3%
Other Securities		17,338,554	0.4%

TOTAL IRELAND		28,144,618	0.7%

ISRAEL — (0.5%)
Other Securities		22,285,112	0.5%

ITALY — (1.8%)
Stellantis NV BMD8F9905.	468,041	7,763,839	0.2%
Other Securities		68,566,508	1.7%

TOTAL ITALY		76,330,347	1.9%

45

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
JAPAN — (13.8%)
SoftBank Group Corp.	138,244	$12,457,251	0.3%
Sony Group Corp.	104,000	10,397,806	0.3%
Toyota Motor Corp.	226,063	16,915,014	0.4%
Other Securities		542,036,038	13.3%

TOTAL JAPAN		581,806,109	14.3%

MALAYSIA — (0.6%)
Other Securities		23,221,127	0.6%

MEXICO — (0.7%)
Other Securities		27,935,303	0.7%

NETHERLANDS — (2.1%)
ASML Holding NV N07059210.	20,610	13,357,341	0.3%
Koninklijke Ahold Delhaize NV	261,210	7,029,653	0.2%
Other Securities		67,557,917	1.7%

TOTAL NETHERLANDS.		87,944,911	2.2%

NEW ZEALAND — (0.3%)
Other Securities		14,178,774	0.4%

NORWAY — (0.6%)
Other Securities		26,110,661	0.6%

PERU — (0.0%)
Other Securities		266,076	0.0%

PHILIPPINES — (0.2%)
Other Securities		9,170,606	0.2%

POLAND — (0.2%)
Other Securities		10,344,885	0.3%

PORTUGAL — (0.1%)
Other Securities		5,119,976	0.1%

QATAR — (0.1%)
Other Securities		5,418,635	0.1%

RUSSIA — (0.2%)
Other Securities		8,600,485	0.2%

SAUDI ARABIA — (0.7%)
Other Securities		28,976,258	0.7%

SINGAPORE — (0.6%)
Other Securities		24,609,537	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		66,283,052	1.6%

SOUTH KOREA — (4.7%)
LG Electronics, Inc.	46,957	6,597,087	0.2%
Samsung Electronics Co., Ltd.	661,530	48,215,931	1.2%

46

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
SK Hynix, Inc.	79,671	$9,088,969	0.3%
Other Securities		131,986,306	3.1%

TOTAL SOUTH KOREA		195,888,293	4.8%

SPAIN — (1.3%)
Iberdrola SA	567,779	7,672,934	0.2%
Other Securities		48,108,388	1.2%

TOTAL SPAIN		55,781,322	1.4%

SWEDEN — (2.3%)
Volvo AB, Class B	272,897	6,664,300	0.2%
Other Securities		88,864,855	2.2%

TOTAL SWEDEN		95,529,155	2.4%

SWITZERLAND — (4.5%)
Nestle SA	285,492	34,067,958	0.9%
Novartis AG	100,236	8,553,774	0.2%
Roche Holding AG 711038901	58,789	19,174,361	0.5%
Other Securities		128,602,406	3.1%

TOTAL SWITZERLAND		190,398,499	4.7%

TAIWAN — (5.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	24,639,740	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	129,369	15,102,537	0.4%
Other Securities		187,302,862	4.6%

TOTAL TAIWAN.		227,045,139	5.6%

THAILAND — (0.7%)
Other Securities		28,873,297	0.7%

TURKEY — (0.2%)
Other Securities		8,134,508	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		4,795,049	0.1%

UNITED KINGDOM — (8.9%)
# AstraZeneca P.L.C., Sponsored ADR	149,455	7,931,577	0.2%
# BHP Group P.L.C., ADR	109,958	6,652,459	0.2%
BP P.L.C., Sponsored ADR	305,930	7,697,199	0.2%
* BT Group P.L.C.	2,747,043	6,265,848	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	230,666	7,201,393	0.2%
# Rio Tinto P.L.C., Sponsored ADR	172,914	14,708,065	0.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	345,386	12,368,273	0.3%
Unilever P.L.C., Sponsored ADR	123,174	7,232,777	0.2%
Vodafone Group P.L.C.	3,655,899	6,899,408	0.2%
Other Securities		297,604,616	7.1%

TOTAL UNITED KINGDOM		374,561,615	9.2%

47

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$3,162,163	0.1%

TOTAL COMMON STOCKS		3,965,307,141	97.8%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.3%)
Other Securities		11,266,261	0.3%

CHILE — (0.0%)
Other Securities		229,281	0.0%

COLOMBIA — (0.0%)
Other Securities		252,820	0.0%

GERMANY — (0.5%)
Volkswagen AG	27,539	7,170,039	0.2%
Other Securities		11,954,962	0.3%

TOTAL GERMANY		19,125,001	0.5%

PHILIPPINES — (0.0%)
Other Security		51,522	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,615	0.0%

TOTAL PREFERRED STOCKS.		30,926,500	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		106,840	0.0%

FRANCE — (0.0%)
Other Security		234,579	0.0%

INDIA — (0.0%)
Other Security		737	0.0%

MALAYSIA — (0.0%)
Other Securities		6,621	0.0%

SOUTH KOREA — (0.0%)
Other Security		12,692	0.0%

TAIWAN — (0.0%)
Other Securities		6,739	0.0%

THAILAND — (0.0%)
Other Securities		28,254	0.0%

48

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TURKEY — (0.0%)
Other Securities		$39,369	0.0%

TOTAL RIGHTS/WARRANTS		435,831	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,000,889,255)		3,996,669,472

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	17,974,951	207,970,181	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,208,838,689)		$4,204,639,653	103.7%

As of April 30, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	06/18/21	$34,684,571	$36,108,560	$1,423,989

Total Futures Contracts			$34,684,571	$36,108,560	$1,423,989

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,152,394	$177,912,449	—	$179,064,843
Austria	—	16,290,634	—	16,290,634
Belgium	270,086	30,642,716	—	30,912,802
Brazil	53,670,009	—	—	53,670,009
Canada	281,952,570	780,506	—	282,733,076
Chile	6,607,436	—	—	6,607,436
China	47,829,721	366,482,303	—	414,312,024
Colombia	2,123,841	—	—	2,123,841
Czech Republic	—	958,126	—	958,126
Denmark	—	61,641,630	—	61,641,630
Egypt	107,616	122,987	—	230,603
Finland	—	47,421,131	—	47,421,131
France	844,166	217,494,894	—	218,339,060
Germany	1,121,018	181,745,727	—	182,866,745
Greece	—	2,234,408	—	2,234,408
Hong Kong	646,727	67,205,035	—	67,851,762
Hungary	—	2,689,156	—	2,689,156
India	3,014,190	144,462,506	—	147,476,696
Indonesi	140,678	16,826,969	—	16,967,647
Ireland	10,819,287	17,325,331	—	28,144,618
Israel	2,645,877	19,639,235	—	22,285,112
Italy	651,287	75,679,060	—	76,330,347

49

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$5,515,232	$576,290,877	—	$581,806,109
Malaysia	2,358	23,218,769	—	23,221,127
Mexico	27,935,102	201	—	27,935,303
Netherlands	14,061,750	73,883,161	—	87,944,911
New Zealand	—	14,178,774	—	14,178,774
Norway	189,124	25,921,537	—	26,110,661
Peru	266,076	—	—	266,076
Philippines	21,982	9,148,624	—	9,170,606
Poland	—	10,344,885	—	10,344,885
Portugal	—	5,119,976	—	5,119,976
Qatar	—	5,418,635	—	5,418,635
Russia	3,769,417	4,831,068	—	8,600,485
Saudi Arabia	61,415	28,914,843	—	28,976,258
Singapore	—	24,609,537	—	24,609,537
South Africa	7,429,020	58,854,032	—	66,283,052
South Korea	1,222,600	194,665,693	—	195,888,293
Spain	954,957	54,826,365	—	55,781,322
Sweden	137,263	95,391,892	—	95,529,155
Switzerland	9,005,421	181,393,078	—	190,398,499
Taiwan	15,312,062	211,733,077	—	227,045,139
Thailand	28,873,297	—	—	28,873,297
Turkey	31,434	8,103,074	—	8,134,508
United Arab Emirates	—	4,795,049	—	4,795,049
United Kingdom	83,427,985	291,133,630	—	374,561,615
United States	2,042,684	1,119,479	—	3,162,163
Preferred Stocks
Brazil	11,266,261	—	—	11,266,261
Chile	229,281	—	—	229,281
Colombia	252,820	—	—	252,820
Germany	—	19,125,001	—	19,125,001
Philippines	51,522	—	—	51,522
South Korea	—	1,615	—	1,615
Rights/Warrants
Canada	—	106,840	—	106,840
France	—	234,579	—	234,579
India	737	—	—	737
Malaysia	—	6,621	—	6,621
South Korea	—	12,692	—	12,692
Taiwan	—	6,739	—	6,739
Thailand	—	28,254	—	28,254
Turkey	—	39,369	—	39,369
Securities Lending Collateral	—	207,970,181	—	207,970,181
Futures Contracts**	1,423,989	—	—	1,423,989

TOTAL	$627,080,692	$3,578,982,950	—	$4,206,063,642

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

50

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	17,156,165	$579,192,149
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	18,978,762	302,331,676
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	5,029,619	131,876,604

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $652,490,829)		$1,013,400,429

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $107,914)	107,914	107,914

TOTAL INVESTMENTS — (100.0%) (Cost $652,598,743)		$1,013,508,343

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,013,400,429	—	—	$1,013,400,429
Temporary Cash Investments	107,914	—	—	107,914

TOTAL.	$1,013,508,343	—	—	$1,013,508,343

See accompanying Notes to Financial Statements.

51

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	5,754,474	$178,388,690
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	5,998,873	95,562,043
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	2,594,845	68,036,853

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $197,762,758)		$341,987,586

As of April 30, 2021, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	578,895	ILS	1,878,904	Citibank, N.A.	05/07/21	$464
ILS	98,601	USD	30,172	Citibank, N.A.	05/07/21	183
USD	2,934,538	SEK	24,728,234	Bank of America Corp.	05/24/21	12,999
USD	16,656,951	HKD	129,270,995	ANZ Securities	06/10/21	13,162
USD	107,475	DKK	659,928	Citibank, N.A.	06/28/21	683
USD	18,797,333	JPY	2,042,593,987	JP Morgan	06/29/21	99,343

Total Appreciation						$126,834
USD	299,805	CAD	374,595	Citibank, N.A.	05/03/21	$(4,955)
CAD	3,988,658	USD	3,246,536	Citibank, N.A.	05/03/21	(1,482)
CAD	3,500,000	USD	2,849,140	Royal Bank of Canada	05/03/21	(1,643)
USD	5,629,831	CAD	7,114,063	UBS AG	05/03/21	(157,960)
JPY	2,119,688,749	USD	19,498,383	JP Morgan	05/06/21	(103,299)
USD	19,217,427	JPY	2,119,688,749	State Street Bank and Trust	05/06/21	(177,657)
USD	66,706	ILS	218,994	Citibank, N.A.	05/07/21	(712)
USD	5,640,626	AUD	7,395,966	Citibank, N.A.	05/13/21	(57,061)
USD	11,146,883	GBP	8,121,424	State Street Bank and Trust	05/14/21	(69,412)
USD	23,448,242	EUR	19,785,709	State Street Bank and Trust	05/20/21	(346,514)
USD	1,755,393	DKK	11,080,967	Bank of America Corp.	06/28/21	(37,771)
USD	5,639,077	CHF	5,282,604	Bank of New York Mellon Corp.	07/02/21	(154,396)

Total (Depreciation)						$(1,112,862)

Total Appreciation (Depreciation)						$(986,028)

52

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of April 30, 2021, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	22	06/18/21	$4,336,666	$4,591,840	$255,174

Total Futures Contracts.			$4,336,666	$4,591,840	$255,174

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$341,987,586	—	—	$341,987,586
Forward Currency Contracts**	—	$(986,028)	—	(986,028)
Futures Contracts**	255,174	—	—	255,174

TOTAL	$342,242,760	$(986,028)	—	$341,256,732

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

53

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$6,437,346,284

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$6,437,346,284

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

54

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$5,431,086,103

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$5,431,086,103

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

55

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund.	$15,141,866,319

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$15,141,866,319

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

56

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.0%)
BELGIUM — (0.0%)
Other Security		$4,254,824	0.0%

BRAZIL — (3.7%)
Petroleo Brasileiro SA	16,222,810	68,988,119	0.2%
Vale SA	15,734,370	315,785,209	1.1%
Other Securities		734,469,861	2.4%

TOTAL BRAZIL		1,119,243,189	3.7%

CHILE — (0.7%)
Other Securities		200,197,958	0.7%

CHINA — (32.3%)
* Alibaba Group Holding, Ltd.	4,796,300	138,649,979	0.5%
* Alibaba Group Holding, Ltd., Sponsored ADR	2,528,930	584,056,383	2.0%
ANTA Sports Products, Ltd.	4,074,000	72,673,643	0.3%
* Baidu, Inc., Sponsored ADR.	658,661	138,536,168	0.5%
Bank of China, Ltd., Class H	204,333,702	81,068,980	0.3%
BYD Co., Ltd., Class H	3,215,300	66,860,613	0.2%
China Construction Bank Corp., Class H	333,485,302	263,233,813	0.9%
China Merchants Bank Co., Ltd., Class H	19,175,646	154,026,671	0.5%
China Petroleum & Chemical Corp., Class H	144,228,400	71,134,258	0.3%
China Resources Land, Ltd.	14,554,610	68,145,710	0.2%
Country Garden Services Holdings Co., Ltd	6,150,673	64,433,506	0.2%
Geely Automobile Holdings, Ltd.	29,475,000	76,773,288	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	265,967,725	172,584,198	0.6%
* JD.com, Inc., ADR	933,460	72,212,466	0.3%
Kweichow Moutai Co., Ltd., Class A	194,274	60,019,297	0.2%
Lenovo Group, Ltd.	63,424,000	86,659,626	0.3%
Li Ning Co., Ltd.	7,957,583	64,581,209	0.2%
* Meituan, Class B	2,906,500	111,244,204	0.4%
NetEase, Inc., ADR	1,143,858	128,180,727	0.4%
* NIO, Inc., ADR	2,391,232	95,266,683	0.3%
Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	329,324,684	1.1%
Sunac China Holdings, Ltd.	16,028,000	62,168,774	0.2%
Tencent Holdings, Ltd.	16,149,900	1,288,309,677	4.3%
* Vipshop Holdings, Ltd., ADR.	2,764,506	85,063,850	0.3%
Yum China Holdings, Inc.	1,322,585	83,217,048	0.3%
Other Securities		5,464,877,006	17.7%

TOTAL CHINA.		9,883,302,461	32.8%

COLOMBIA — (0.1%)
Other Securities		44,340,898	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		29,155,354	0.1%

EGYPT — (0.0%)
Other Securities		14,579,286	0.0%

57

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GREECE — (0.2%)
Other Securities		$59,176,945	0.2%

HONG KONG — (0.1%)
Other Securities		16,211,746	0.1%

HUNGARY — (0.2%)
Other Securities		66,663,417	0.2%

INDIA — (10.9%)
* HDFC Bank, Ltd.	5,989,118	113,841,409	0.4%
Housing Development Finance Corp., Ltd.	2,699,140	88,375,837	0.3%
* ICICI Bank, Ltd., Sponsored ADR.	3,720,888	60,650,474	0.2%
Infosys, Ltd.	7,880,895	142,616,915	0.5%
Infosys, Ltd., Sponsored ADR	4,478,604	80,973,160	0.3%
Reliance Industries, Ltd.	8,904,074	239,386,508	0.8%
Tata Consultancy Services, Ltd.	2,397,225	98,243,500	0.3%
Other Securities		2,515,888,883	8.3%

TOTAL INDIA.		3,339,976,686	11.1%

INDONESIA — (1.5%)
Other Securities		449,444,086	1.5%

MALAYSIA — (1.7%)
Other Securities		527,334,061	1.7%

MEXICO — (2.2%)
# Grupo Mexico S.A.B. de C.V., Class B	15,881,225	72,032,727	0.3%
Other Securities		600,975,686	1.9%

TOTAL MEXICO.		673,008,413	2.2%

PERU — (0.1%)
Other Securities		21,363,967	0.1%

PHILIPPINES — (0.8%)
Other Securities		229,698,142	0.8%

POLAND — (0.7%)
Other Securities		224,566,900	0.7%

QATAR — (0.3%)
Other Securities		76,568,994	0.3%

RUSSIA — (0.9%)
Other Securities		269,786,820	0.9%

SAUDI ARABIA — (2.3%)
Al Rajhi Bank	2,611,994	68,771,792	0.2%
Other Securities		638,278,905	2.1%

TOTAL SAUDI ARABIA		707,050,697	2.3%

SOUTH AFRICA — (4.4%)
Impala Platinum Holdings, Ltd.	4,068,604	76,026,090	0.3%
#* MTN Group, Ltd.	12,329,968	78,008,141	0.3%
Naspers, Ltd., Class N	433,555	98,668,440	0.3%

58

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$1,085,015,274	3.5%

TOTAL SOUTH AFRICA.		1,337,717,945	4.4%

SOUTH KOREA — (14.6%)
Kia Corp.	855,441	59,335,415	0.2%
LG Chem, Ltd.	83,389	69,612,084	0.3%
LG Electronics, Inc.	755,269	106,109,324	0.4%
POSCO	186,218	60,858,768	0.2%
Samsung Electronics Co., Ltd.	17,111,392	1,247,171,999	4.2%
SK Hynix, Inc.	1,804,846	205,899,129	0.7%
Other Securities		2,717,204,513	8.8%

TOTAL SOUTH KOREA		4,466,191,232	14.8%

TAIWAN — (16.3%)
Hon Hai Precision Industry Co., Ltd.	22,280,403	91,595,764	0.3%
MediaTek, Inc.	1,961,823	82,244,645	0.3%
# Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	872,702,782	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,788,624	442,283,966	1.5%
Other Securities		3,483,879,085	11.5%

TOTAL TAIWAN		4,972,706,242	16.5%

THAILAND — (2.1%)
Other Securities		649,134,417	2.2%

TURKEY — (0.5%)
Other Securities		165,743,861	0.6%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		84,795,127	0.3%

UNITED KINGDOM — (0.0%)
Other Security		979,634	0.0%

TOTAL COMMON STOCKS		29,633,193,302	98.3%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA	22,151,183	96,319,243	0.3%
Other Securities		150,544,178	0.5%

TOTAL BRAZIL		246,863,421	0.8%

CHILE — (0.0%)
Other Securities		4,936,075	0.0%

COLOMBIA — (0.1%)
Other Securities		9,624,057	0.1%

PHILIPPINES — (0.0%)
Other Security		1,110,044	0.0%

59

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$263,247	0.0%

TOTAL PREFERRED STOCKS		262,796,844	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		13,805	0.0%

INDONESIA — (0.0%)
Other Security		40,402	0.0%

MALAYSIA — (0.0%)
Other Securities		125,988	0.0%

SOUTH KOREA — (0.0%)
Other Securities		286,784	0.0%

TAIWAN — (0.0%)
Other Securities		112,497	0.0%

THAILAND — (0.0%)
Other Securities		455,785	0.0%

TURKEY — (0.0%)
Other Security		1,183,241	0.0%

TOTAL RIGHTS/WARRANTS		2,218,502	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,172,294,243)		29,898,208,648

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	56,562,250	654,425,234	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $19,826,645,928)		$30,552,633,882	101.4%

As of April 30, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,161	06/18/21	$230,226,639	$242,323,920	$12,097,281

Total Futures Contracts			$230,226,639	$242,323,920	$12,097,281

60

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$4,254,824	—	$4,254,824
Brazil	$1,119,243,189	—	—	1,119,243,189
Chile	200,197,958	—	—	200,197,958
China	1,604,459,244	8,278,843,217	—	9,883,302,461
Colombia	44,340,898	—	—	44,340,898
Czech Republic	—	29,155,354	—	29,155,354
Egypt	548,277	14,031,009	—	14,579,286
Greece.	—	59,176,945	—	59,176,945
Hong Kong	10,845,770	5,365,976	—	16,211,746
Hungary	—	66,663,417	—	66,663,417
India	167,719,278	3,172,257,408	—	3,339,976,686
Indonesia	14,564,498	434,879,588	—	449,444,086
Malaysia	68,905	527,265,156	—	527,334,061
Mexico	672,986,178	22,235	—	673,008,413
Peru	21,363,967	—	—	21,363,967
Philippines	4,571,628	225,126,514	—	229,698,142
Poland	3,488	224,563,412	—	224,566,900
Qatar	—	76,568,994	—	76,568,994
Russia	20,100,043	249,686,777	—	269,786,820
Saudi Arabia.	1,910,281	705,140,416	—	707,050,697
South Africa	142,689,512	1,195,028,433	—	1,337,717,945
South Korea	82,376,317	4,383,814,915	—	4,466,191,232
Taiwan	457,202,026	4,515,504,216	—	4,972,706,242
Thailand	649,134,417	—	—	649,134,417
Turkey	1,156,501	164,587,360	—	165,743,861
United Arab Emirates	—	84,795,127	—	84,795,127
United Kingdom	—	979,634	—	979,634
Preferred Stocks
Brazil	246,863,421	—	—	246,863,421
Chile	4,936,075	—	—	4,936,075
Colombia	9,624,057	—	—	9,624,057
Philippines	1,110,044	—	—	1,110,044
South Korea	—	263,247	—	263,247
Rights/Warrants
India	13,805	—	—	13,805
Indonesia	—	40,402	—	40,402
Malaysia	—	125,988	—	125,988
South Korea	—	286,784	—	286,784
Taiwan.	—	112,497	—	112,497
Thailand	—	455,785	—	455,785
Turkey	—	1,183,241	—	1,183,241
Securities Lending Collateral	—	654,425,234	—	654,425,234
Futures Contracts**	12,097,281	—	—	12,097,281

TOTAL	$5,490,127,058	$25,074,604,105	—	$30,564,731,163

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

61

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
Other Security		$111,390	0.0%

BRAZIL — (2.7%)
Other Securities		6,975,273	2.8%

CHILE — (0.4%)
Other Securities		1,090,059	0.4%

CHINA — (25.0%)
China Conch Venture Holdings, Ltd.	157,500	743,133	0.3%
China National Building Material Co., Ltd., Class H	900,000	1,299,683	0.5%
China Resources Gas Group, Ltd.	120,000	649,269	0.3%
China Taiping Insurance Holdings Co., Ltd.	370,800	686,383	0.3%
Fosun International, Ltd.	566,500	813,568	0.3%
* GCL-Poly Energy Holdings, Ltd.	3,025,000	771,073	0.3%
# JOYY, Inc., ADR	8,665	823,695	0.4%
Kingboard Holdings, Ltd.	150,500	888,771	0.4%
Kingsoft Corp., Ltd.	118,000	832,565	0.4%
Kunlun Energy Co., Ltd.	730,000	780,540	0.3%
PICC Property & Casualty Co., Ltd., Class H	1,102,000	1,078,846	0.5%
Sunac China Holdings, Ltd.	373,000	1,446,778	0.6%
* Trip.com Group, Ltd., ADR	35,214	1,376,163	0.6%
Other Securities		51,514,121	20.2%

TOTAL CHINA.		63,704,588	25.4%

COLOMBIA — (0.1%)
Other Securities		322,147	0.1%

GREECE — (0.3%)
Other Securities		679,594	0.3%

HONG KONG — (0.1%)
Other Securities		219,320	0.1%

INDIA — (13.7%)
* Adani Transmissions, Ltd.	45,879	646,966	0.3%
Aurobindo Pharma, Ltd.	51,632	681,720	0.3%
Cipla, Ltd.	62,697	769,454	0.3%
Grasim Industries, Ltd.	62,073	1,171,905	0.5%
Hindalco Industries, Ltd.	206,621	1,010,834	0.4%
* IndusInd Bank, Ltd.	50,201	630,941	0.3%
Tata Consumer Products, Ltd.	82,391	742,915	0.3%
* Tata Motors, Ltd.	346,216	1,357,412	0.6%
Tata Steel, Ltd.	85,210	1,175,618	0.5%
Other Securities		26,614,512	10.4%

TOTAL INDIA.		34,802,277	13.9%

INDONESIA — (1.7%)
Other Securities		4,240,730	1.7%

62

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MALAYSIA — (2.1%)
Other Securities		$5,363,026	2.1%

MEXICO — (2.1%)
* Cemex S.A.B. de C.V.	1,670,668	1,319,578	0.5%
* Grupo Televisa S.A.B.	388,998	969,182	0.4%
Other Securities		3,125,047	1.3%

TOTAL MEXICO		5,413,807	2.2%

PHILIPPINES — (0.6%)
Other Securities		1,537,110	0.6%

POLAND — (0.9%)
Other Securities		2,259,445	0.9%

QATAR — (0.7%)
Other Securities		1,828,624	0.7%

RUSSIA — (0.5%)
Other Securities		1,232,510	0.5%

SAUDI ARABIA — (2.8%)
* Saudi Kayan Petrochemical Co.	131,174	634,571	0.3%
Other Securities		6,418,751	2.5%

TOTAL SAUDI ARABIA		7,053,322	2.8%

SOUTH AFRICA — (3.9%)
* Absa Group, Ltd.	98,526	830,732	0.3%
Sibanye Stillwater, Ltd.	256,549	1,193,568	0.5%
Other Securities		8,052,854	3.2%

TOTAL SOUTH AFRICA		10,077,154	4.0%

SOUTH KOREA — (16.8%)
E-MART, Inc.	4,592	690,170	0.3%
Hankook Tire & Technology Co., Ltd.	17,724	764,776	0.3%
* Hanwha Solutions Corp.	20,018	821,627	0.3%
Hyundai Steel Co.	14,635	727,482	0.3%
Korea Investment Holdings Co., Ltd.	6,698	672,399	0.3%
* Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,177	848,075	0.4%
Kumho Petrochemical Co., Ltd.	3,741	869,534	0.4%
* LG Display Co., Ltd.	38,277	831,246	0.4%
Samsung Fire & Marine Insurance Co., Ltd.	4,347	772,275	0.3%
Woori Financial Group, Inc.	93,163	895,468	0.4%
Other Securities		34,933,760	13.6%

TOTAL SOUTH KOREA		42,826,812	17.0%

TAIWAN — (18.5%)
* AU Optronics Corp.	944,000	1,105,096	0.5%
China Development Financial Holding Corp.	1,938,000	902,768	0.4%
Compal Electronics, Inc.	981,000	874,357	0.4%
* Evergreen Marine Corp. Taiwan, Ltd.	300,676	845,901	0.4%
Innolux Corp.	812,000	866,884	0.4%
Lite-On Technology Corp.	420,000	951,810	0.4%
Pou Chen Corp.	514,000	652,676	0.3%

63

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Shin Kong Financial Holding Co., Ltd.	1,821,137	$656,409	0.3%
SinoPac Financial Holdings Co., Ltd.	1,542,000	731,684	0.3%
Taishin Financial Holding Co., Ltd.	1,754,374	884,425	0.4%
Winbond Electronics Corp.	697,000	880,447	0.4%
Wistron Corp.	629,000	732,422	0.3%
Other Securities		37,182,237	14.3%

TOTAL TAIWAN		47,267,116	18.8%

THAILAND — (2.8%)
Other Securities		7,030,405	2.8%

TURKEY — (0.9%)
Other Securities		2,347,027	0.9%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		1,426,503	0.6%

TOTAL COMMON STOCKS.		247,808,239	98.6%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Gerdau SA	158,000	966,258	0.4%
Other Securities		945,855	0.4%

TOTAL BRAZIL		1,912,113	0.8%

COLOMBIA — (0.0%)
Other Security		8,864	0.0%

PHILIPPINES — (0.0%)
Other Security		19,746	0.0%

TOTAL PREFERRED STOCKS.		1,940,723	0.8%

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
Other Security		1,577	0.0%

SOUTH KOREA — (0.0%)
Other Security		5,164	0.0%

TAIWAN — (0.0%)
Other Securities		2,383	0.0%

THAILAND — (0.0%)
Other Securities		21,604	0.0%

TOTAL RIGHTS/WARRANTS		30,728	0.0%

TOTAL INVESTMENT SECURITIES (Cost $187,592,076)		249,779,690

64

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	432,695	$5,006,281	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $192,598,241)		$254,785,971	101.4%

As of April 30, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	4	06/18/21	$267,789	$267,320	$(469)
S&P 500® Emini Index	7	06/18/21	1,418,178	1,461,040	42,862

Total Futures Contracts			$1,685,967	$1,728,360	$42,393

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$111,390	—	$111,390
Brazil	$6,975,273	—	—	6,975,273
Chile	1,090,059	—	—	1,090,059
China	3,469,178	60,235,410	—	63,704,588
Colombia	322,147	—	—	322,147
Greece	—	679,594	—	679,594
Hong Kong	144,370	74,950	—	219,320
India	138,379	34,663,898	—	34,802,277
Indonesia	—	4,240,730	—	4,240,730
Malaysia	—	5,363,026	—	5,363,026
Mexico	5,413,807	—	—	5,413,807
Philippines	—	1,537,110	—	1,537,110
Poland	—	2,259,445	—	2,259,445
Qatar	—	1,828,624	—	1,828,624
Russia	1,031,003	201,507	—	1,232,510
Saudi Arabia	14,774	7,038,548	—	7,053,322
South Africa	264,327	9,812,827	—	10,077,154
South Korea	18,853	42,807,959	—	42,826,812
Taiwan	—	47,267,116	—	47,267,116
Thailand	7,030,405	—	—	7,030,405
Turkey	24,330	2,322,697	—	2,347,027
United Arab Emirates	—	1,426,503	—	1,426,503
Preferred Stocks
Brazil	1,912,113	—	—	1,912,113
Colombia	8,864	—	—	8,864
Philippines	19,746	—	—	19,746
Rights/Warrants
Malaysia	—	1,577	—	1,577
South Korea	—	5,164	—	5,164
Taiwan	—	2,383	—	2,383

65

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	$21,604	—	$21,604
Securities Lending Collateral	—	5,006,281	—	5,006,281
Futures Contracts**	$42,393	—	—	42,393

TOTAL.	$27,920,021	$226,908,343	—	$254,828,364

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$88,963	$12,859,383
Investment Securities at Value (including $464,745, $2,148,727, $0 and $0 of securities on loan, respectively)	$5,707,151	$32,329,187	—	—
Temporary Cash Investments at Value & Cost	—	—	—	138,441
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $454,130, $2,101,235, $0 and $0, respectively)	454,158	2,101,382	—	—
Segregated Cash for Futures Contracts	2,849	15,180	—	6,985
Foreign Currencies at Value	43,346	118,138	—	—
Cash	17,296	232,399	98	—
Receivables:
Investment Securities Sold.	2,959	42,230	—	—
Dividends, Interest and Tax Reclaims.	26,047	144,512	—	3
Securities Lending Income.	247	1,907	—	—
Fund Shares Sold.	1,568	23,764	93	6,863
Unrealized Gain on Foreign Currency Contracts.	—	36	—	—
Prepaid Expenses and Other Assets	45	304	12	102

Total Assets	6,255,666	35,009,039	89,166	13,011,777

LIABILITIES:
Payables:
Upon Return of Securities Loaned	454,183	2,101,465	—	—
Investment Securities Purchased	227	39,948	28	—
Fund Shares Redeemed	2,826	18,741	17	11,216
Due to Advisor	666	5,380	11	3,182
Futures Margin Variation.	566	2,537	—	921
Unrealized Loss on Foreign Currency Contracts	1 —		—	—
Accrued Expenses and Other Liabilities	789	3,380	28	967

Total Liabilities	459,258	2,171,451	84	16,286

NET ASSETS	$5,796,408	$32,837,588	$89,082	$12,995,491

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,796,408; $32,837,588; $89,082 and $12,995,491 and shares outstanding of 215,745,513, 2,060,850,028, 5,977,748 and 580,821,758, respectively	$26.87	$15.93	$14.90	$22.37

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$70,580	N/A

Investment Securities at Cost	$3,781,219	$23,709,978	N/A	N/A

Foreign Currencies at Cost	$43,300	$117,929	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,291,374	$25,546,700	$69,869	$9,810,007
Total Distributable Earnings (Loss)	1,505,034	7,290,888	19,213	3,185,484

NET ASSETS	$5,796,408	$32,837,588	$89,082	$12,995,491

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$504,465	$492,838	$29,659	$761,358
Receivables:
Fund Shares Sold	—	6	—	7
Prepaid Expenses and Other Assets	13	13	10	13

Total Assets	504,478	492,857	29,669	761,378

LIABILITIES:
Payables:
Fund Shares Redeemed	3	14	1	2
Due to Advisor	128	120	9	184
Accrued Expenses and Other Liabilities	66	58	31	91

Total Liabilities	197	192	41	277

NET ASSETS	$504,281	$492,665	$29,628	$761,101

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $504,281; $492,665; $29,628 and $761,101 and shares outstanding of 19,849,151, 19,033,327, 940,853 and 22,575,425, respectively	$25.41	$25.88	$31.49	$33.71

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$418,885	$417,101	$23,071	$543,637
Total Distributable Earnings (Loss)	85,396	75,564	6,557	217,464

NET ASSETS	$504,281	$492,665	$29,628	$761,101

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	—	$4,198,487	—	—
Investment Securities at Value (including $426,844, $84,736, $435,012 and $207,769 of securities on loan, respectively)	$5,646,787	5,382,986	$12,312,067	$3,555,017
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $361,110, $86,854, $384,090 and $188,313, respectively)	361,136	86,864	384,132	188,332
Segregated Cash for Futures Contracts	2,156	—	6,619	—
Foreign Currencies at Value	8,125	—	90,086	10,034
Cash	51,076	15,042	31,618	6,656
Receivables:
Investment Securities Sold	102	337	4,741	1,153
Dividends, Interest and Tax Reclaims	35,743	2,217	73,391	17,422
Securities Lending Income	414	8	659	247
Fund Shares Sold	3,497	6,875	7,344	1,395
Unrealized Gain on Foreign Currency Contracts	—	—	1	—
Prepaid Expenses and Other Assets	29	128	104	41

Total Assets	6,109,065	9,692,944	12,910,762	3,780,297

LIABILITIES:
Payables:
Upon Return of Securities Loaned	361,203	86,915	384,112	188,323
Investment Securities Purchased	2,419	8,302	1,593	5,096
Fund Shares Redeemed	4,216	5,143	6,695	2,998
Due to Advisor	1,112	817	4,604	1,026
Futures Margin Variation	284	—	793	—
Unrealized Loss on Foreign Currency Contracts	2	—	—	6
Accrued Expenses and Other Liabilities	689	385	1,718	503

Total Liabilities	369,925	101,562	399,515	197,952

NET ASSETS	$5,739,140	$9,591,382	$12,511,247	$3,582,345

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,739,140; $9,591,382; $12,511,247 and $3,582,345 and shares outstanding of 1,179,982,943, 786,446,423, 584,961,131 and 254,442,530, respectively	$4.86	$12.20	$21.39	$14.08

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,575,151	$—	$—

Investment Securities at Cost	$4,924,524	$4,200,940	$9,942,559	$2,539,755

Foreign Currencies at Cost	$8,091	$—	$89,502	$10,071

NET ASSETS CONSIST OF:
Paid-In Capital	$6,019,993	$7,891,327	$10,468,708	$2,631,912
Total Distributable Earnings (Loss)	(280,853)	1,700,055	2,042,539	950,433

NET ASSETS	$5,739,140	$9,591,382	$12,511,247	$3,582,345

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	—	$310,778	—
Investment Securities at Value (including $134,091, $0 and $240,982 of securities on loan, respectively)	$1,993,387	—	$3,996,669
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $132,077, $0 and $207,949, respectively)	132,082	—	207,970
Segregated Cash for Futures Contracts	286	—	1,903
Foreign Currencies at Value	6,770	—	31,947
Cash	1,841	90	13,632
Receivables:
Investment Securities Sold	1,004	—	1,387
Dividends, Interest and Tax Reclaims	6,904	—	14,832
Securities Lending Income	59	—	276
Fund Shares Sold	1,108	1	6,342
Prepaid Expenses and Other Assets	61	10	58

Total Assets	2,143,502	310,879	4,275,016

LIABILITIES:
Payables:
Upon Return of Securities Loaned	132,083	—	207,982
Investment Securities Purchased	—	—	3,915
Fund Shares Redeemed	1,363	108	2,068
Due to Advisor	410	45	826
Futures Margin Variation	38	—	409
Deferred Taxes Payable	—	—	3,648
Accrued Expenses and Other Liabilities	159	42	702

Total Liabilities	134,053	195	219,550

NET ASSETS.	$2,009,449	$310,684	$4,055,466

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,009,449; $310,684 and $4,055,466 and shares outstanding of 151,810,300, 24,932,084 and 295,218,218, respectively.	$13.24	$12.46	$13.74

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost.	$—	$259,863	$—

Investment Securities at Cost	$1,555,409	N/A	$3,000,890

Foreign Currencies at Cost.	$6,769	$—	$31,739

NET ASSETS CONSIST OF:
Paid-In Capital	$1,570,231	$276,067	$3,179,921
Total Distributable Earnings (Loss)	439,218	34,617	875,545

NET ASSETS	$2,009,449	$310,684	$4,055,466

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,013,400	$341,988	$6,437,346	$5,431,086
Temporary Cash Investments at Value & Cost	108	—	—	—
Segregated Cash for Futures Contracts	—	242	—	—
Cash	—	8,964	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	572	—	—	—
Fund Shares Sold	727	36	117,640	1,319
Due from Advisor	—	1	—	—
Unrealized Gain on Forward Currency Contracts	—	127	—	—
Prepaid Expenses and Other Assets	32	12	68	33

Total Assets	1,014,839	351,370	6,555,054	5,432,438

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	3,419	—	—
Fund Shares Redeemed	493	1,099	54,325	1,871
Due to Advisor	32	—	1,014	1,412
Futures Margin Variation	—	32	—	—
Unrealized Loss on Forward Currency Contracts	—	1,113	—	—
Accrued Expenses and Other Liabilities	69	52	395	511

Total Liabilities	594	5,715	55,734	3,794

NET ASSETS	$1,014,245	$345,655	$6,499,320	$5,428,644

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,014,245; $345,655; $6,499,320 and $5,428,644 and shares outstanding of 46,985,499, 16,314,031, 186,471,780 and 208,522,224, respectively	$21.59	$21.19	$34.85	$26.03

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$652,491	$197,763	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$666,278	$194,532	$3,451,313	$4,124,278
Total Distributable Earnings (Loss)	347,967	151,123	3,048,007	1,304,366

NET ASSETS	$1,014,245	$345,655	$6,499,320	$5,428,644

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$15,141,866	—	—
Investment Securities at Value (including $0, $1,559,057 and $6,923 of securities on loan, respectively)	—	$29,898,209	$249,780
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $654,352 and $5,006, respectively)	—	654,425	5,006
Segregated Cash for Futures Contracts	—	12,771	94
Foreign Currencies at Value	—	175,093	916
Cash	—	94,288	1,467
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	31,497	745
Dividends and Interest	—	79,881	391
Securities Lending Income	—	2,933	10
Fund Shares Sold	3,329	20,879	225
Unrealized Gain on Foreign Currency Contracts	—111		—
Prepaid Expenses and Other Assets	83	223	12

Total Assets	15,145,278	30,970,310	258,646

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	654,444	5,007
Investment Securities/Affiliated Investment Companies Purchased	—	39,736	735
Fund Shares Redeemed	72,136	29,307	331
Due to Advisor	3,788	8,116	148
Futures Margin Variation	—	1,683	—
Unrealized Loss on Foreign Currency Contracts	—9		2
Deferred Taxes Payable	—	98,081	1,050
Accrued Expenses and Other Liabilities	1,081	5,302	148

Total Liabilities	77,005	836,678	7,421

NET ASSETS	$15,068,273	$30,133,632	$251,225

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $15,671; $0 and $0 and shares outstanding of 491,808, 0 and 0, respectively	$31.86	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $15,052,602; $30,133,632 and $251,225 and shares outstanding of 469,429,096, 1,149,261,198 and 18,978,685, respectively	$32.07	$26.22	$13.24

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$19,172,294	$187,592

Foreign Currencies at Cost	$—	$172,176	$869

NET ASSETS CONSIST OF:
Paid-In Capital	$13,697,965	$21,912,872	$181,559
Total Distributable Earnings (Loss)	1,370,308	8,220,760	69,666

NET ASSETS	$15,068,273	$30,133,632	$251,225

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $33 and $14,859, respectively)	—	—	$293	$128,118
Income from Securities Lending	—	—	23	7,592
Expenses Allocated from Affiliated Investment Companies	—	—	(22)	(7,256)

Income Distributions Received from Affiliated Investment Companies	— —		245	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	539	128,454

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,453, $40,042, $0 and $0, respectively)	$76,889	$408,163	—	—
Income from Securities Lending	660	9,280	—	—

Total Fund Investment Income	77,549	417,443	—	—

Fund Expenses
Investment Management Fees	4,560	34,125	129	21,210
Accounting & Transfer Agent Fees	453	2,410	9	702
Custodian Fees	213	1,033	—	1
Filing Fees	82	395	12	115
Shareholders’ Reports	98	347	4	237
Directors’/Trustees’ Fees & Expenses	43	234	1	95
Professional Fees	40	225	—	19
Previously Waived Fees Recovered by Advisor (Note C)	—	183	3	—
Other	92	484	—	40

Total Fund Expenses	5,581	39,436	158	22,419

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	93	—
Fees Paid Indirectly (Note C)	9	85	—	—

Net Expenses	5,572	39,351	65	22,419

Net Investment Income (Loss)	71,977	378,092	474	106,035

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	28,063	9,532	—	—
Affiliated Investment Companies Shares Sold	(2)	(7)	347	—
Transactions Allocated from Affiliated Investment Company**	—	—	634	241,868
Futures	8,361	44,116	35	16,642
Foreign Currency Transactions	2,064	4,103	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,257,046	7,708,615	—	—
Affiliated Investment Companies Shares	(12)	(84)	12,178	—
Transactions Allocated from Affiliated Investment Company	—	—	6,435	3,096,652
Futures	2,998	15,649	—	5,567
Translation of Foreign Currency-Denominated Amounts	70	422	—	—

Net Realized and Unrealized Gain (Loss)	1,298,588	7,782,346	19,629	3,360,729

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,370,565	$8,160,438	$20,103	$3,466,764

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $697, $65, $4 and $1,250, respectively)	$6,271	$5,928	$276	$6,431
Income from Securities Lending	201	437	5	505
Expenses Allocated from Affiliated Investment Companies	(318)	(275)	(15)	(413)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,154	6,090	266	6,523

Fund Expenses
Investment Management Fees	1,118	1,006	56	1,517
Accounting & Transfer Agent Fees.	48	44	6	64
Filing Fees	14	14	9	21
Shareholders’ Reports	6	5	3	8
Directors’/Trustees’ Fees & Expenses	4	4	—	5
Professional Fees	—	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	16	—
Other	2	—	—	7

Total Fund Expenses	1,192	1,073	90	1,623

Fees Waived, Expenses Reimbursed by Advisor (Note C)	251	226	32	341

Net Expenses	941	847	58	1,282

Net Investment Income (Loss)	5,213	5,243	208	5,241

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Transactions Allocated from Affiliated Investment Company**	12,227	3,415	293	16,740
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated Investment Company	33,126	113,201	8,710	206,412

Net Realized and Unrealized Gain (Loss)	45,353	116,616	9,003	223,152

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,566	$121,859	$9,211	$228,393

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$18,526	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	18,526	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,665, $8, $15,945 and $4,557, respectively)	$97,459	89,718	$141,331	$43,039
Income from Securities Lending	2,653	1,454	4,956	1,283

Total Fund Investment Income	100,112	91,172	146,287	44,322

Fund Expenses
Investment Management Fees	6,337	8,417	32,152	6,573
Accounting & Transfer Agent Fees	301	499	925	318
Custodian Fees	216	14	651	154
Filing Fees	36	91	128	87
Shareholders’ Reports	72	201	231	56
Directors’/Trustees’ Fees & Expenses	41	68	89	26
Professional Fees	40	21	83	25
Previously Waived Fees Recovered by Advisor (Note C)	—	9	—	—
Other	63	36	201	54

Total Fund Expenses	7,106	9,356	34,460	7,293

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,014	—	—
Fees Paid Indirectly (Note C)	184	—	14	2

Net Expenses	6,922	5,342	34,446	7,291

Net Investment Income (Loss)	93,190	104,356	111,841	37,031

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	—	1,045	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(51,261)	(5,213)	177,292	47,386
Affiliated Investment Companies Shares Sold	(33)	(6,015)	3	(2)
Futures	7,221	1,671	12,903	(202)
Foreign Currency Transactions	1,587	—	6,223	336
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,259,071	1,173,164	3,407,040	896,474
Affiliated Investment Companies Shares	(5)	944,110	(30)	(9)
Futures	2,912	—	8,036	—
Translation of Foreign Currency-Denominated Amounts	(51)	—	224	76

Net Realized and Unrealized Gain (Loss)	1,219,441	2,108,762	3,611,691	944,059

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,312,631	$2,213,118	$3,723,532	$981,090

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	Worldex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $364 and $0, respectively)	—	$3,511	—
Income from Securities Lending	—	57	—
Expenses Allocated from Affiliated Investment Companies	—	(231)	—

Income Distributions Received from Affiliated Investment Companies	—	403	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	3,740	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,220, $0 and $4,785, respectively)	$24,398	—	$44,180
Income from Securities Lending	211	—	1,257

Total Fund Investment Income	24,609	—	45,437

Fund Expenses
Investment Management Fees	2,280	546	5,196
Accounting & Transfer Agent Fees	182	12	332
Custodian Fees	81	—	418
Filing Fees	71	16	94
Shareholders’ Reports	18	6	66
Directors’/Trustees’ Fees & Expenses	14	2	29
Professional Fees	9	2	47
Other	24	—	77

Total Fund Expenses	2,679	584	6,259

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	268	—
Fees Paid Indirectly (Note C)	7	—	2

Net Expenses	2,672	316	6,257

Net Investment Income (Loss)	21,937	3,424	39,180

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,433	—	(4,615)
Affiliated Investment Companies Shares Sold	(4)	24	1
Transactions Allocated from Affiliated Investment Company**	—	2,929	—
Futures	1,688	—	5,292
Foreign Currency Transactions	33	—	695
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	345,897	—	981,543
Affiliated Investment Companies Shares	(2)	7,215	(8)
Transactions Allocated from Affiliated Investment Company	—	69,756	—
Futures	195	—	2,022
Translation of Foreign Currency-Denominated Amounts	14	—	71

Net Realized and Unrealized Gain (Loss)	364,254	79,924	985,001

Net Increase (Decrease) in Net Assets Resulting from Operations	$386,191	$83,348	$1,024,181

**	Net of foreign capital gain taxes withheld of $0, $4 and $12, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,459 and $4,001, respectively)	—	$1	$48,856	$40,866
Interest	—	—	435	14
Income from Securities Lending	—	—	1,329	8,093
Expenses Allocated from Affiliated Investment Companies	—	—	(4,602)	(7,196)

Income Distributions Received from Affiliated Investment Companies	$5,886	1,993	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	5,886	1,994	46,018	41,777

Fund Expenses
Investment Management Fees	1,153	437	10,878	15,480
Accounting & Transfer Agent Fees	60	34	313	278
Custodian Fees	1	1	—	—
Filing Fees	36	13	90	68
Shareholders’ Reports	9	10	111	90
Directors’/Trustees’ Fees & Expenses	7	3	51	42
Professional Fees	2	1	7	7
Previously Waived Fees Recovered by Advisor (Note C)	7	—	—	—
Other	2	1	13	13

Total Fund Expenses.	1,277	500	11,463	15,978

Fees Waived, Expenses Reimbursed by Advisor (Note C)	944	372	3,178	5,404

Net Expenses	333	128	8,285	10,574

Net Investment Income (Loss)	5,553	1,866	37,733	31,203

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	10,303	12,232	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	239,804	256,144
Futures	—	652	—	—
Forward Currency Contracts	—	(285)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	237,767	79,732	—	—
Transactions Allocated from Affiliated Investment Company	—	—	1,176,042	1,303,279
Futures	—	349	—	—
Forward Currency Contracts	—	(1,212)	—	—

Net Realized and Unrealized Gain (Loss)	248,070	91,468	1,415,846	1,559,423

Net Increase (Decrease) in Net Assets Resulting from Operations	$253,623	$93,334	$1,453,579	$1,590,626

**	Net of foreign capital gain taxes withheld of $0, $0, $270 and $9, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $13,484, $0 and $0, respectively)	$113,311	—	—
Interest.	2	—	—
Income from Securities Lending.	5,796	—	—
Expenses Allocated from Affiliated Investment Companies.	(10,485)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies.	108,624	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $31,542 and $255, respectively)	—	$231,990	$1,863
Income from Securities Lending.	—	13,896	61

Total Fund Investment Income.	—	245,886	1,924

Fund Expenses
Investment Management Fees.	31,768	56,127	641
Accounting & Transfer Agent Fees	519	2,161	26
Custodian Fees.	—	4,738	78
Shareholder Servicing Fees
Class R2 Shares.	18	—	—
Filing Fees	96	238	28
Shareholders’ Reports.	188	420	9
Directors’/Trustees’ Fees & Expenses.	112	231	1
Professional Fees.	19	254	5
Previously Waived Fees Recovered by Advisor (Note C)	—	—	118
Other.	51	579	5

Total Fund Expenses.	32,771	64,748	911

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	1
Class R2 Shares	7	—	—
Institutional Class Shares	7,276	—	—
Fees Paid Indirectly (Note C)	—	66	1

Net Expenses.	25,488	64,682	909

Net Investment Income (Loss)	83,136	181,204	1,015

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	275,540	8,601
Affiliated Investment Companies Shares Sold.	—	(9)	—
Transactions Allocated from Affiliated Investment Company**	147,019	—	—
Futures.	—	39,728	354
Foreign Currency Transactions.	—	(1,177)	(27)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	—	6,652,371	58,019
Affiliated Investment Companies Shares.	—	(35)	—
Transactions Allocated from Affiliated Investment Company.	4,082,031	—	—
Futures.	—	19,993	55
Translation of Foreign Currency-Denominated Amounts.	—	(187)	2

Net Realized and Unrealized Gain (Loss)	4,229,050	6,986,224	67,004

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,312,186	$7,167,428	$68,019

** Net of foreign capital gain taxes withheld of $596, $86 and $1, respectively.

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

# Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$71,977	$117,936	$378,092	$608,730	$474	$616
Capital Gain Distributions Received from Investment Securities Net Realized Gain (Loss) on:	—	—	—	—	—	535
Investment Securities Sold*,**	28,063	(380,110)	9,532	(1,030,907)	—	—
Affiliated Investment Companies Shares Sold	(2)	(71)	(7)	(170)	347	(712)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	634	(193)
Futures	8,361	16,935	44,116	86,315	35	18
Foreign Currency Transactions.	2,064	4,070	4,103	5,368	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,257,046	(141,807)	7,708,615	(1,938,314)	—	9
Affiliated Investment Companies Shares.	(12)	27	(84)	97	12,178	(202)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	6,435	(79)
Futures.	2,998	(1,346)	15,649	(6,655)	—	—
Translation of Foreign Currency-Denominated Amounts	70	207	422	640	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,370,565	(384,159)	8,160,438	(2,274,896)	20,103	(8)

Distributions:
Institutional Class Shares	(47,471)	(119,035)	(222,742)	(616,813)	(727)	(627)
Capital Share Transactions (1):
Shares Issued	357,552	1,926,246	2,966,115	8,116,550	32,206	15,132
Shares Issued in Lieu of Cash Distributions	44,011	109,607	213,625	589,210	727	627
Shares Redeemed.	(628,737)	(2,188,646)	(3,245,409)	(11,407,917)	(6,795)	(12,842)

Net Increase (Decrease) from Capital Share Transactions	(227,174)	(152,793)	(65,669)	(2,702,157)	26,138	2,917

Total Increase (Decrease) in Net Assets	1,095,920	(655,987)	7,872,027	(5,593,866)	45,514	2,282
Net Assets
Beginning of Period	4,700,488	5,356,475	24,965,561	30,559,427	43,568	41,286

End of Period	$5,796,408	$4,700,488	$32,837,588	$24,965,561	$89,082	$43,568

(1) Shares Issued and Redeemed:
Shares Issued	14,106	94,221	199,668	716,205	2,266	1,667
Shares Issued in Lieu of Cash Distributions	1,746	5,201	14,765	47,443	58	54
Shares Redeemed	(24,981)	(109,723)	(219,609)	(1,014,855)	(495)	(1,300)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,129)	(10,301)	(5,176)	(251,207)	1,829	421

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$106,035	$219,740	$5,213	$8,936	$5,243	$12,909
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	241,868	(279,498)	12,227	(2,944)	3,415	(3,570)
Futures	16,642	13,320	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated
Investment Company	3,096,652	(573,955)	33,126	(15,236)	113,201	1,830
Futures	5,567	(2,575)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	3,466,764	(622,968)	50,566	(9,244)	121,859	11,169

Distributions:
Institutional Class Shares	(170,135)	(529,962)	(10,581)	(23,243)	(12,808)	(14,178)
Capital Share Transactions (1):
Shares Issued	843,710	2,566,857	9,966	67,280	849	71,668
Shares Issued in Lieu of Cash Distributions	166,207	511,580	10,580	23,242	12,805	14,174
Shares Redeemed	(1,459,187)	(4,527,485)	(22,946)	(231,407)	(8,722)	(44,800)

Net Increase (Decrease) from Capital Share Transactions	(449,270)	(1,449,048)	(2,400)	(140,885)	4,932	41,042

Total Increase (Decrease) in Net Assets	2,847,359	(2,601,978)	37,585	(173,372)	113,983	38,033
Net Assets
Beginning of Period	10,148,132	12,750,110	466,696	640,068	378,682	340,649

End of Period	$12,995,491	$10,148,132	$504,281	$466,696	$492,665	$378,682

(1) Shares Issued and Redeemed:
Shares Issued	40,543	166,813	385	3,412	36	4,296
Shares Issued in Lieu of Cash Distributions	8,312	27,715	418	928	559	681
Shares Redeemed	(70,728)	(292,110)	(903)	(10,105)	(373)	(2,301)

Net Increase (Decrease) from Shares Issued and Redeemed	(21,873)	(97,582)	(100)	(5,765)	222	2,676

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

.

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$208	$377	$5,241	$9,756	$93,190	$190,031
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(51,261)	(107,519)
Affiliated Investment Companies Shares Sold	—	—	—	—	(33)	(33)
Transactions Allocated from Affiliated Investment Company*,**	293	78	16,740	(23,161)	—	—
Futures	—	—	—	—	7,221	21,374
Foreign Currency Transactions.	—	—	—	—	1,587	1,329
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	1,259,071	(1,553,230)
Affiliated Investment Companies Shares	—	—	—	—	(5)	14
Transactions Allocated from Affiliated Investment Company	8,710	(3,815)	206,412	(31,479)	—	—
Futures	—	—	—	—	2,912	(2,070)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(51)	310

Net Increase (Decrease) in Net Assets Resulting from Operations.	9,211	(3,360)	228,393	(44,884)	1,312,631	(1,449,794)

Distributions:
Institutional Class Shares	(234)	(2,447)	(4,895)	(8,902)	—	(717,271)
Capital Share Transactions (1):
Shares Issued.	6,220	3,517	3,818	73,968	326,897	1,196,937
Shares Issued in Lieu of Cash Distributions	233	2,447	4,894	8,888	—	707,587
Shares Redeemed	(2,669)	(9,830)	(8,853)	(148,431)	(547,236)	(1,388,574)

Net Increase (Decrease) from Capital Share Transactions	3,784	(3,866)	(141)	(65,575)	(220,339)	515,950

Total Increase (Decrease) in Net Assets	12,761	(9,673)	223,357	(119,361)	1,092,292	(1,651,115)
Net Assets
Beginning of Period.	16,867	26,540	537,744	657,105	4,646,848	6,297,963

End of Period.	$29,628	$16,867	$761,101	$537,744	$5,739,140	$4,646,848

(1) Shares Issued and Redeemed:
Shares Issued	240	153	124	2,953	71,586	304,948
Shares Issued in Lieu of Cash Distributions	9	88	167	361	—	144,701
Shares Redeemed	(98)	(404)	(291)	(7,187)	(123,186)	(341,397)

Net Increase (Decrease) from Shares Issued and Redeemed	151	(163)	—	(3,873)	(51,600)	108,252

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$104,356	$513,699	$111,841	$228,060	$37,031	$59,466
Capital Gain Distributions Received from Investment Securities	1,045	1,750	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(5,213)	(42,440)	177,292	(411,850)	47,386	(76,225)
Affiliated Investment Companies Shares Sold	(6,015)	22,534	3	(2)	(2)	(7)
Futures	1,671	(362)	12,903	35,047	(202)	(8,170)
Foreign Currency Transactions.	—	—	6,223	6,447	336	296
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	1,173,164	(868,809)	3,407,040	(1,526,362)	896,474	(125,231)
Affiliated Investment Companies Shares	944,110	(1,432,797)	(30)	(8)	(9)	15
Futures.	—	—	8,036	(7,947)	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	224	(289)	76	132

Net Increase (Decrease) in Net Assets Resulting from Operations.	2,213,118	(1,806,425)	3,723,532	(1,676,904)	981,090	(149,724)

Distributions:
Institutional Class Shares	(186,954)	(599,021)	(191,089)	(430,950)	(30,325)	(57,640)
Capital Share Transactions (1):
Shares Issued	1,242,520	2,435,290	778,190	2,667,860	198,588	1,704,392
Shares Issued in Lieu of Cash Distributions	179,038	567,176	167,638	385,828	30,179	56,357
Shares Redeemed	(1,082,165)	(2,640,206)	(1,854,952)	(4,485,990)	(320,046)	(1,408,660)

Net Increase (Decrease) from Capital Share Transactions.	339,393	362,260	(909,124)	(1,432,302)	(91,279)	352,089

Total Increase (Decrease) in Net Assets	2,365,557	(2,043,186)	2,623,319	(3,540,156)	859,486	144,725
Net Assets
Beginning of Period	7,225,825	9,269,011	9,887,928	13,428,084	2,722,859	2,578,134

End of Period	$9,591,382	$7,225,825	$12,511,247	$9,887,928	$3,582,345	$2,722,859

(1) Shares Issued and Redeemed:
Shares Issued	113,412	243,141	39,489	181,563	15,423	184,973
Shares Issued in Lieu of Cash Distributions	16,811	49,884	9,014	20,438	2,398	5,172
Shares Redeemed	(98,963)	(267,327)	(95,251)	(292,999)	(24,633)	(150,794)

Net Increase (Decrease) from Shares Issued and Redeemed	31,260	25,698	(46,748)	(90,998)	(6,812)	39,351

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,937	$19,772	$3,424	$6,168
Capital Gain Distributions Received from Investment Securities.	—	—	—	440
Net Realized Gain (Loss) on: Investment Securities Sold*,**	16,433	(18,047)	—	—
Affiliated Investment Companies Shares Sold.	(4)	(1)	24	(1,457)
Transactions Allocated from Affiliated Investment Company*,**	—	—	2,929	(14,842)
Futures	1,688	3,996	—	100
Foreign Currency Transactions.	33	(53)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	345,897	56,853	—	(42)
Affiliated Investment Companies Shares.	(2)	5	7,215	(3,499)
Transactions Allocated from Affiliated Investment Company.	—	—	69,756	(36,036)
Futures.	195	(145)	—	—
Translation of Foreign Currency-Denominated Amounts	14	60	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations.	386,191	62,440	83,348	(49,168)

Distributions:
Institutional Class Shares	(14,435)	(18,018)	(2,694)	(6,579)
Capital Share Transactions (1):
Shares Issued	309,214	1,014,049	36,892	54,277
Shares Issued in Lieu of Cash Distributions.	14,155	17,687	2,692	6,573
Shares Redeemed	(161,021)	(259,261)	(16,469)	(100,557)

Net Increase (Decrease) from Capital Share Transactions	162,348	772,475	23,115	(39,707)

Total Increase (Decrease) in Net Assets	534,104	816,897	103,769	(95,454)
Net Assets
Beginning of Period.	1,475,345	658,448	206,915	302,369

End of Period	$2,009,449	$1,475,345	$310,684	$206,915

(1) Shares Issued and Redeemed:
Shares Issued	24,775	101,501	3,134	6,299
Shares Issued in Lieu of Cash Distributions.	1,122	1,705	241	672
Shares Redeemed	(12,781)	(25,836)	(1,456)	(11,524)

Net Increase (Decrease) from Shares Issued and Redeemed	13,116	77,370	1,919	(4,553)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0 and $4, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $2, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,180	$77,826	$5,553	$14,907	$1,866	$5,790
Capital Gain Distributions Received from Investment Securities	—	—	—	8,146	—	4,097
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(4,615)	(110,980)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	(23)	10,303	(19,813)	12,232	(689)
Futures	5,292	13,484	—	(122)	652	460
Foreign Currency Transactions	695	1,255	—	—	—	—
Forward Currency Contracts.	—	—	—	—	(285)	(1,961)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	981,543	(169,554)	—	—	—	—
Affiliated Investment Companies Shares.	(8)	17	237,767	3,079	79,732	(13,537)
Futures.	2,022	(598)	—	—	349	(146)
Translation of Foreign Currency-Denominated Amounts	71	101	—	—	—	—
Forward Currency Contracts.	—	—	—	—	(1,212)	710

Net Increase (Decrease) in Net Assets Resulting from Operations.	1,024,181	(188,472)	253,623	6,197	93,334	(5,276)

Distributions:
Institutional Class Shares	(31,474)	(75,535)	(5,570)	(16,437)	(6,934)	(9,635)
Capital Share Transactions (1):
Shares Issued.	319,620	1,273,174	96,037	198,881	27,272	64,436
Shares Issued in Lieu of Cash Distributions.	31,285	74,685	5,047	15,264	6,900	9,598
Shares Redeemed	(498,383)	(1,592,928)	(104,494)	(313,856)	(63,426)	(146,446)

Net Increase (Decrease) from Capital Share Transactions	(147,478)	(245,069)	(3,410)	(99,711)	(29,254)	(72,412)

Total Increase (Decrease) in Net Assets.	845,229	(509,076)	244,643	(109,951)	57,146	(87,323)
Net Assets
Beginning of Period.	3,210,237	3,719,313	769,602	879,553	288,509	375,832

End of Period	$4,055,466	$3,210,237	$1,014,245	$769,602	$345,655	$288,509

(1) Shares Issued and Redeemed:
Shares Issued.	24,769	135,315	4,738	13,724	1,393	4,300
Shares Issued in Lieu of Cash Distributions.	2,452	7,310	257	969	372	564
Shares Redeemed	(39,417)	(168,321)	(5,262)	(20,996)	(3,248)	(9,787)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,196)	(25,696)	(267)	(6,303)	(1,483)	(4,923)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $12, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $2, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,733	$118,848	$31,203	$120,972	$83,136	$419,152
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	239,804	62,124	256,144	(377,221)	147,019	(1,030,841)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,176,042	28,554	1,303,279	126,768	4,082,031	(1,128,949)

Net Increase (Decrease) in Net Assets Resulting from Operations.	1,453,579	209,526	1,590,626	(129,481)	4,312,186	(1,740,638)

Distributions:
Class R2 Shares	—	—	—	—	(125)	(569)
Institutional Class Shares	(24,261)	(118,156)	(92,502)	(170,927)	(144,208)	(441,483)

Total Distributions	(24,261)	(118,156)	(92,502)	(170,927)	(144,333)	(442,052)

Capital Share Transactions (1):
Shares Issued.	582,574	1,949,203	275,268	767,311	846,204	3,023,264
Shares Issued in Lieu of Cash
Distributions	23,337	110,017	87,183	161,476	139,564	425,730
Shares Redeemed	(1,188,267)	(2,466,550)	(1,311,664)	(2,172,505)	(2,694,837)	(5,847,897)

Net Increase (Decrease) from Capital Share Transactions	(582,356)	(407,330)	(949,213)	(1,243,718)	(1,709,069)	(2,398,903)

Total Increase (Decrease) in Net Assets.	846,962	(315,960)	548,911	(1,544,126)	2,458,784	(4,581,593)
Net Assets
Beginning of Period.	5,652,358	5,968,318	4,879,733	6,423,859	12,609,489	17,191,082

End of Period	$6,499,320	$5,652,358	$5,428,644	$4,879,733	$15,068,273	$12,609,489

(1) Shares Issued and Redeemed:
Shares Issued	17,286	81,083	11,639	43,649	28,348	131,688
Shares Issued in Lieu of Cash Distributions	718	4,148	3,832	8,071	4,871	16,867
Shares Redeemed	(36,056)	(97,296)	(55,067)	(123,692)	(90,257)	(250,369)

Net Increase (Decrease) from Shares Issued and Redeemed	(18,052)	(12,065)	(39,596)	(71,972)	(57,038)	(101,814)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $270, $9 and $596, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $162 and $365, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$181,204	$561,952	$1,015	$3,141
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	275,540	(1,673,803)	8,601	1,473
Affiliated Investment Companies Shares Sold.	(9)	(9)	—	—
Futures	39,728	69,434	354	(609)
Foreign Currency Transactions.	(1,177)	(17,720)	(27)	36
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,652,371	760,317	58,019	3,387
Affiliated Investment Companies Shares	(35)	17	—	—
Futures	19,993	(12,657)	55	(13)
Translation of Foreign Currency-Denominated Amounts	(187)	(579)	2	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,167,428	(313,048)	68,019	7,411

Distributions:
Institutional Class Shares	(109,536)	(585,760)	(4,500)	(3,875)
Capital Share Transactions (1):
Shares Issued	2,343,691	6,136,399	27,160	116,272
Shares Issued in Lieu of Cash Distributions.	104,282	555,504	4,385	3,875
Shares Redeemed	(4,152,933)	(9,635,005)	(14,002)	(67,880)

Net Increase (Decrease) from Capital Share Transactions	(1,704,960)	(2,943,102)	17,543	52,267

Total Increase (Decrease) in Net Assets.	5,352,932	(3,841,910)	81,062	55,803
Net Assets
Beginning of Period	24,780,700	28,622,610	170,163	114,360

End of Period	$30,133,632	$24,780,700	$251,225	$170,163

(1) Shares Issued and Redeemed:
Shares Issued	94,219	329,136	2,261	14,050
Shares Issued in Lieu of Cash Distributions.	4,391	28,643	389	366
Shares Redeemed	(167,617)	(529,560)	(1,191)	(7,864)

Net Increase (Decrease) from Shares Issued and Redeemed.	(69,007)	(171,781)	1,459	6,552

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $86 and $1, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $72 and $0, respectively.

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.90		$22.78	$21.29	$23.52	$19.52	$20.36	$12.08		$13.19	$12.65	$14.23	$11.58	$11.69

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33		0.49	0.70	0.66	0.58	0.57	0.18		0.28	0.41	0.38	0.34	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	5.86		(1.87)	1.47	(2.25)	4.00	(0.86)	3.78		(1.11)	0.53	(1.60)	2.63	(0.15)

Total from Investment Operations	6.19		(1.38)	2.17	(1.59)	4.58	(0.29)	3.96		(0.83)	0.94	(1.22)	2.97	0.17

Less Distributions:
Net Investment Income	(0.22)		(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.11)		(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Total Distributions	(0.22)		(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.11)		(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Net Asset Value, End of Period	$26.87		$20.90	$22.78	$21.29	$23.52	$19.52	$15.93		$12.08	$13.19	$12.65	$14.23	$11.58

Total Return	29.67	%(B)	(6.05%)	10.38%	(6.97%)	23.79%	(1.30%)	32.86	%(B)	(6.32%)	7.67%	(8.79%)	26.02%	1.62%

Net Assets, End of Period (thousands)	$5,796,408		$4,700,488	$5,356,475	$4,587,406	$4,723,090	$3,527,775	$32,837,588		$24,965,561	$30,559,427	$27,174,589	$25,443,968	$16,983,011
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.22%	0.23%	0.23%	0.25%	0.28%	0.26	%(C)	0.30%	0.29%	0.30%	0.30%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.23%	0.24%	0.23%	0.25%	0.28%	0.26	%(C)	0.30%	0.31%	0.30%	0.32%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.62	%(C)	2.31%	3.22%	2.78%	2.72%	2.95%	2.50	%(C)	2.24%	3.21%	2.67%	2.62%	2.83%
Portfolio Turnover Rate	5	%(B)	19%	7%	8%	10%	10%	4	%(B)	4%	6%	4%	6%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.50		$11.07	$10.73	$11.53	$10.00		$16.84		$18.21	$18.46	$21.52	$17.78	$17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.15	0.18	0.19	0.14		0.18		0.33	0.43	0.46	0.41	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	4.47		(0.55)	0.27	(0.75)	1.39		5.64		(0.93)	0.58	(2.41)	4.13	0.48

Total from Investment Operations	4.57		(0.40)	0.45	(0.56)	1.53		5.82		(0.60)	1.01	(1.95)	4.54	0.91

Less Distributions:
Net Investment Income	(0.17)		(0.17)	(0.11)	(0.17)	—		(0.29)		(0.37)	(0.44)	(0.44)	(0.34)	(0.51)
Net Realized Gains	—		—	—	(0.07)	—		—		(0.40)	(0.82)	(0.67)	(0.46)	(0.40)

Total Distributions	(0.17)		(0.17)	(0.11)	(0.24)	—		(0.29)		(0.77)	(1.26)	(1.11)	(0.80)	(0.91)

Net Asset Value, End of Period	$14.90		$10.50	$11.07	$10.73	$11.53		$22.37		$16.84	$18.21	$18.46	$21.52	$17.78

Total Return	43.83	%(B)	(3.75%)	4.29%	(5.02%)	15.30	%(B)	34.74	%(B)	(3.64%)	6.44%	(9.54%)	26.54%	5.43%

Net Assets, End of Period (thousands)	$89,082		$43,568	$41,286	$31,380	$15,021		$12,995,491		$10,148,132	$12,750,110	$12,656,204	$13,490,290	$10,387,361
Ratio of Expenses to Average Net Assets *(D)	0.47	%(C)	0.47%	0.49%	0.49%	0.42	%(C)(E)	0.49	%(C)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.76	%(C)	0.85%	0.93%	0.90%	1.14	%(C)(E)	0.49	%(C)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.53	%(C)	1.50%	1.69%	1.58%	1.74	%(C)(E)	1.76	%(C)	1.96%	2.44%	2.18%	2.14%	2.47%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.27	%(C)	0.27%	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$23.39		$24.89	$25.70	$28.56	$23.01	$20.46	$20.13		$21.11	$20.83	$23.71	$21.27	$19.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.40	0.45	0.43	0.37	0.32	0.28		0.75	0.77	0.84	0.74	0.71
Net Gains (Losses) on Securities (Realized and Unrealized)	2.30		(0.91)	0.37	(2.59)	5.61	2.51	6.15		(0.77)	0.19	(2.76)	2.45	2.24

Total from Investment Operations	2.56		(0.51)	0.82	(2.16)	5.98	2.83	6.43		(0.02)	0.96	(1.92)	3.19	2.95

Less Distributions:
Net Investment Income	(0.54)		(0.61)	(0.28)	(0.70)	(0.43)	(0.28)	(0.68)		(0.96)	(0.68)	(0.96)	(0.75)	(0.74)
Net Realized Gains	—		(0.38)	(1.35)	—	—	—	—		—	—	—	—	—

Total Distributions	(0.54)		(0.99)	(1.63)	(0.70)	(0.43)	(0.28)	(0.68)		(0.96)	(0.68)	(0.96)	(0.75)	(0.74)

Net Asset Value, End of Period	$25.41		$23.39	$24.89	$25.70	$28.56	$23.01	$25.88		$20.13	$21.11	$20.83	$23.71	$21.27

Total Return	10.95	%(B)	(2.32%)	4.01%	(7.82%)	26.56%	14.04%	32.39	%(B)	(0.23%)	4.81%	(8.51%)	15.70%	16.18%

Net Assets, End of Period (thousands)	$504,281		$466,696	$640,068	$622,650	$647,978	$509,413	$492,665		$378,682	$340,649	$346,335	$332,153	$251,575
Ratio of Expenses to Average Net Assets (F)	0.50	%(C)	0.54%	0.55%	0.53%	0.54%	0.54%	0.50	%(C)	0.54%	0.57%	0.54%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.60	%(C)	0.64%	0.65%	0.63%	0.64%	0.64%	0.60	%(C)	0.64%	0.67%	0.64%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.08	%(C)	1.74%	1.91%	1.49%	1.50%	1.57%	2.32	%(C)	3.92%	3.65%	3.57%	3.41%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.35		$27.85	$26.95	$32.67	$27.21	$35.50	$23.82		$24.84	$24.37	$28.24	$21.48	$20.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.43	0.76	0.85	0.87	1.18	0.23		0.40	0.55	0.61	0.45	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	10.18		(4.00)	1.68	(3.65)	6.67	(6.55)	9.88		(1.04)	1.23	(3.68)	6.73	0.72

Total from Investment Operations	10.41		(3.57)	2.44	(2.80)	7.54	(5.37)	10.11		(0.64)	1.78	(3.07)	7.18	1.15

Less Distributions:
Net Investment Income	(0.27)		(0.68)	(0.47)	(0.79)	(0.93)	(1.29)	(0.22)		(0.38)	(0.51)	(0.59)	(0.42)	(0.41)
Net Realized Gains	—		(2.25)	(1.07)	(2.13)	(1.15)	(1.63)	—		—	(0.80)	(0.21)	—	—

Total Distributions	(0.27)		(2.93)	(1.54)	(2.92)	(2.08)	(2.92)	(0.22)		(0.38)	(1.31)	(0.80)	(0.42)	(0.41)

Net Asset Value, End of Period.	$31.49		$21.35	$27.85	$26.95	$32.67	$27.21	$33.71		$ 23.82 $ 24.84		$ 24.37 $ 28.24		$21.48

Total Return	49.03	%(B)	(15.27%)	10.14%	(9.34%)	29.28%	(16.20%)	42.57	%(B)	(2.63%)	7.94%	(11.14%)	33.68%	5.70%

Net Assets, End of Period (thousands)	$29,628		$16,867	$26,540	$36,351	$45,177	$32,323	$761,101		$537,744	$657,105	$645,651	$592,347	$292,117
Ratio of Expenses to Average Net Assets (F)	0.58	%(C)	0.59%	0.59%	0.58%	0.59%	0.59%	0.50	%(C)	0.54%	0.56%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.71	%(C)	0.86%	0.82%	0.68%	0.71%	0.71%	0.60	%(C)	0.64%	0.66%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.66	%(C)	1.89%	2.92%	2.75%	2.93%	3.87%	1.54	%(C)	1.68%	2.30%	2.16%	1.78%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$3.77		$5.61	$4.85	$5.07	$5.23	$5.27	$9.57		$12.71		$10.71		$10.90		$10.84		$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.20	0.22	0.21	0.20	0.14		0.68		0.34	**	0.48		0.43		0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	1.01		(1.35)	0.83	(0.22)	0.04	(0.15)	2.73		(3.00)		2.16	**	(0.26)		0.15		0.23

Total from Investment Operations	1.09		(1.20)	1.03	—	0.25	0.05	2.87		(2.32)		2.50		0.22		0.58		0.50

Less Distributions:
Net Investment Income	—		(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.20)		(0.70)		(0.50)		(0.34)		(0.49)		(0.25)
Net Realized Gains	—		—	—	—	—	—	(0.04)		(0.12)		(—)		(0.07)		(0.03)		—

Total Distributions	—		(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.24)		(0.82)		(0.50)		(0.41)		(0.52)		(0.25)

Net Asset Value, End of Period	$4.86		$3.77	$5.61	$4.85	$5.07	$5.23	$12.20		$9.57		$12.71		$10.71		$10.90		$10.84

Total Return	28.91	%(B)	(23.98%)	22.54%	(0.24%)	5.46%	1.05%	30.42	%(B)	(19.28%)		24.55%		1.91%		5.82%		4.87%

Net Assets, End of Period (thousands)	$5,739,140		$4,646,848	$6,297,963	$5,442,507	$5,497,753	$4,181,623	$9,591,382		$7,225,825		$9,269,011		$7,475,924		$6,753,782		$4,888,955
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.26%	0.27%	0.28%	0.28%	0.28%	0.24	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)*	0.27	%(C)	0.27%	0.28%	0.28%	0.28%	0.28%	0.34	%(C)(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)	0.37	%(D)	0.38	%(D)
Ratio of Net Investment Income to Average Net Assets	3.53	%(C)	3.61%	4.01%	4.27%	4.19%	3.71%	2.48	%(C)	6.44%		2.95	%**	4.42%		4.03%		2.45%
Portfolio Turnover Rate	3	%(B)	12%	8%	5%	1%	1%	0	%(B)	0%		0%		3%		2%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.11	%(C)	0.12%		0.13%		0.13%		0.15%		0.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.65		$18.58	$19.24	$23.51	$19.31	$19.44	$10.42		$11.62	$11.74	$13.33 $	10.78	$10.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.33	0.45	0.47	0.39	0.44	0.14		0.23	0.33	0.32	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	5.87		(2.65)	(0.01)	(3.44)	4.72	0.29	3.64		(1.20)	0.24	(1.56)	2.57	0.05

Total from Investment Operations	6.05		(2.32)	0.44	(2.97)	5.11	0.73	3.78		(0.97)	0.57	(1.24)	2.85	0.33

Less Distributions:
Net Investment Income	(0.31)		(0.32)	(0.48)	(0.56)	(0.29)	(0.58)	(0.12)		(0.23)	(0.34)	(0.30)	(0.28)	(0.27)
Net Realized Gains	—		(0.29)	(0.62)	(0.74)	(0.62)	(0.28)	—		—	(0.35)	(0.05)	(0.02)	(0.04)

Total Distributions	(0.31)		(0.61)	(1.10)	(1.30)	(0.91)	(0.86)	(0.12)		(0.23)	(0.69)	(0.35)	(0.30)	(0.31)

Net Asset Value, End of Period	$21.39		$15.65	$18.58	$19.24	$23.51	$19.31	$14.08		$10.42	$11.62	$11.74	$13.33	$10.78

Total Return	38.96	%(B)	(13.03%)	2.94%	(13.37%)	27.49%	4.09%	36.38	%(B)	(8.41%)	5.49%	(9.52%)	26.83%	3.21%

Net Assets, End of Period (thousands)	$12,511,247		$9,887,928	$13,428,084	$13,787,695	$16,162,471	$13,009,729	$3,582,345		$2,722,859	$2,578,134	$2,441,217	$2,529,852	$1,856,474
Ratio of Expenses to Average Net Assets	0.59	%(C)	0.65%	0.68%	0.68%	0.68%	0.68%	0.44	%(C)	0.47%	0.50%	0.48%	0.49%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.59	%(C)	0.66%	0.69%	0.68%	0.68%	0.68%	0.44	%(C)	0.48%	0.50%	0.48%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.90	%(C)	2.02%	2.48%	2.10%	1.85%	2.38%	2.22	%(C)	2.20%	2.94%	2.40%	2.36%	2.73%
Portfolio Turnover Rate	4	%(B)	14%	18%	23%	21%	19%	3	%(B)	18%	17%	12%	5%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.64		$10.74	$9.71	$10.68	$10.00		$8.99		$10.97		$11.16		$12.71		$10.31		$10.28

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.21	0.27	0.26	0.08		0.15		0.25		0.35		0.34		0.31		0.31
Net Gains (Losses) on Securities (Realized and
Unrealized)	2.55		(0.13)	1.00	(1.01)	0.66		3.43		(1.96)		0.04		(1.48)		2.33		0.03

Total from Investment Operations	2.70		0.08	1.27	(0.75)	0.74		3.58		(1.71)		0.39		(1.14)		2.64		0.34

Less Distributions:
Net Investment Income	(0.10)		(0.18)	(0.24)	(0.22)	(0.06)		(0.11)		(0.27)		(0.35)		(0.41)		(0.24)		(0.31)
Net Realized Gains	—		—	—	—	—		—		—		(0.23)		—		—		—

Total Distributions	(0.10)		(0.18)	(0.24)	(0.22)	(0.06)		(0.11)		(0.27)		(0.58)		(0.41)		(0.24)		(0.31)

Net Asset Value, End of Period	$13.24		$10.64	$10.74	$9.71	$10.68		$12.46		$8.99		$10.97		$11.16		$12.71		$10.31

Total Return	25.40	%(B)	0.80%	13.19%	(7.20%)	7.38	%(B)	40.02	%(B)	(15.76%)		3.75%		(9.22%)		25.97%		3.54%

Net Assets, End of Period (thousands)	$2,009,449		$1,475,345	$658,448	$266,868	$67,793		$310,684		$206,915		$302,369		$240,668		$246,551		$188,154
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.33%	0.35%	0.31	%(C)(E)	0.46	%(C)(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)	0.52	%(D)	0.53	%(D)
Ratio of Expenses to Average Net Assets (Excluding
Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.31%	0.34%	0.35%	0.65	%(C)(E)	0.66	%(C)(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)	0.75	%(D)	0.76	%(D)
Ratio of Net Investment Income to Average Net
Assets	2.41	%(C)	1.97%	2.69%	2.41%	1.76	%(C)(E)	2.56	%(C)	2.56%		3.25%		2.72%		2.69%		3.20%
Portfolio Turnover Rate	7	%(B)	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	N/A		N/A	N/A	N/A	N/A		0.23	%(C)	0.23%		0.24%		0.24%		0.25%		0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$10.44		$11.17	$10.65	$12.15	$9.93	$9.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.24	0.33	0.31	0.27	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	3.28		(0.74)	0.56	(1.52)	2.21	0.08

Total from Investment Operations	3.41		(0.50)	0.89	(1.21)	2.48	0.34

Less Distributions:
Net Investment Income	(0.11)		(0.23)	(0.32)	(0.29)	(0.26)	(0.24)
Net Realized Gains	—		—	(0.05)	—	—	—

Total Distributions	(0.11)		(0.23)	(0.37)	(0.29)	(0.26)	(0.24)

Net Asset Value, End of Period	$13.74		$10.44	$11.17	$10.65	$12.15	$9.93

Total Return	32.71	%(B)	(4.42%)	8.64%	(10.22%)	25.33%	3.58%

Net Assets, End of Period (thousands)	$4,055,466		$3,210,237	$3,719,313	$3,129,791	$2,805,367	$1,656,445
Ratio of Expenses to Average Net Assets	0.33	%(C)	0.35%	0.37%	0.39%	0.40%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.33	%(C)	0.36%	0.38%	0.37%	0.40%	0.47%
Ratio of Net Investment Income to Average Net Assets	2.08	%(C)	2.26%	3.02%	2.56%	2.48%	2.67%
Portfolio Turnover Rate	2	%(B)	13%	8%	4%	4%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$16.29		$16.42	$15.40	$ 16.06 $ 13.14		$12.94	$16.21		$16.54	$15.71	$ 16.52 $ 13.67			$13.50

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.29	0.35	0.31	0.29	0.27	0.11		0.28	0.35	0.31	0.29		0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	5.30		(0.10)	1.13	(0.64)	2.98	0.20	5.27		(0.18)	1.12	(0.66)	2.98		0.30

Total from Investment Operations	5.42		0.19	1.48	(0.33)	3.27	0.47	5.38		0.10	1.47	(0.35)	3.27		0.56

Less Distributions:
Net Investment Income	(0.12)		(0.29)	(0.35)	(0.30)	(0.30)	(0.26)	(0.20)		(0.43)	(0.44)	(0.27)	(0.30)		(0.35)
Net Realized Gains	—		(0.03)	(0.11)	(0.03)	(0.05)	(0.01)	(0.20)		—	(0.20)	(0.19)	(0.12)		(0.04)

Total Distributions	(0.12)		(0.32)	(0.46)	(0.33)	(0.35)	(0.27)	(0.40)		(0.43)	(0.64)	(0.46)	(0.42)		(0.39)

Net Asset Value, End of Period.	$21.59		$16.29	$16.42	$15.40	$16.06	$13.14	$21.19		$16.21	$16.54	$15.71	$16.52		$13.67

Total Return	33.34	%(B)	1.25%	9.94%	(2.16%)	25.14%	3.73%	33.50	%(B)	0.47%	10.10%	(2.28%)	24.54	%4.32%

Net Assets, End of Period (thousands)	$1,014,245		$769,602	$879,553	$741,512	$546,891	$370,229	$345,655		$288,509	$375,832	$403,195	$402,204		$289,904
Ratio of Expenses to Average Net Assets *(D)	0.30	%(C)	0.32%	0.33%	0.35%	0.35%	0.35%	0.34	%(C)	0.36%	0.37%	0.34%	0.35%		0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor) *(D)	0.51	%(C)	0.56%	0.60%	0.59%	0.60%	0.64%	0.55	%(C)	0.61%	0.63%	0.60%	0.62%		0.64%
Ratio of Net Investment Income to Average Net Assets	1.21	%(C)	1.81%	2.23%	1.89%	1.95%	2.14%	1.14	%(C)	1.78%	2.25%	1.87%	1.90%		2.03%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of
Portfolio’s investment in Underlying Funds as follows:	0.23	%(C)	0.25%	0.27%	0.27%	0.28%	0.31%	0.26	%(C)	0.28%	0.30%	0.29%	0.29%		0.32%

.

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.64		$27.56	$25.46	$29.55	$24.12	$22.17	$19.67		$20.07	$18.72	$23.49	$20.39	$18.51

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.55	0.73	0.61	0.49	0.45	0.13		0.41	0.48	0.53	0.49	0.45
Net Gains (Losses) on Securities (Realized and
Unrealized)	7.14		0.07	2.05	(4.14)	5.43	1.95	6.62		(0.24)	1.87	(4.22)	3.58	2.04

Total from Investment Operations	7.34		0.62	2.78	(3.53)	5.92	2.40	6.75		0.17	2.35	(3.69)	4.07	2.49

Less Distributions:
Net Investment Income	(0.13)		(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.39)		(0.44)	(0.46)	(0.53)	(0.51)	(0.47)
Net Realized Gains	—		—	—	—	—	—	—		(0.13)	(0.54)	(0.55)	(0.46)	(0.14)

Total Distributions	(0.13)		(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.39)		(0.57)	(1.00)	(1.08)	(0.97)	(0.61)

Net Asset Value, End of Period	$34.85		$27.64	$27.56	$25.46	$29.55	$24.12	$26.03		$19.67	$20.07	$18.72	$23.49	$20.39

Total Return	26.57	%(B)	2.36%	11.06%	(12.14%)	24.83%	11.01%	34.59	%(B)	0.81%	12.96%	(16.45%)	21.00%	13.96%

Net Assets, End of Period (thousands)	$6,499,320		$5,652,358	$5,968,318	$5,394,188	$6,632,914	$4,915,400	$5,428,644		$4,879,733	$6,423,859	$6,304,406	$7,249,717	$5,459,509
Ratio of Expenses to Average Net Assets (F)	0.41	%(C)	0.44%	0.48%	0.47%	0.50%	0.56%	0.66	%(C)	0.69%	0.72%	0.70%	0.73%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed by Advisor) (F)	0.51	%(C)	0.54%	0.58%	0.57%	0.60%	0.66%	0.86	%(C)	0.89%	0.92%	0.90%	0.93%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.19	%(C)	2.07%	2.70%	2.08%	1.88%	2.04%	1.15	%(C)	2.20%	2.44%	2.31%	2.32%	2.43%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.78		$27.16	$26.64	$30.13	$24.71	$22.18

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.59	0.63	0.63	0.31	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	8.20		(3.27)	0.56	(3.48)	5.60	2.75

Total from Investment Operations	8.33		(2.68)	1.19	(2.85)	5.91	3.21

Less Distributions:
Net Investment Income	(0.25)		(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Total Distributions	(0.25)		(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Net Asset Value, End of Period.	$31.86		$23.78	$27.16	$26.64	$30.13	$24.71

Total Return.	35.15	%(B)	(9.98%)	4.57%	(9.66%)	24.11%	14.98%

Net Assets, End of Period (thousands)	$15,671		$12,587	$29,146	$25,150	$31,198	$97,923
Ratio of Expenses to Average Net Assets (F)	0.74	%(C)	0.77%	0.81%	0.80%	0.81%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.84	%(C)	0.87%	0.91%	0.90%	0.91%	0.91%
Ratio of Net Investment Income to Average Net Assets	0.90	%(C)	2.41%	2.29%	2.07%	1.19%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.93		$27.34	$26.81	$30.32	$24.84	$22.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.71	0.70	0.73	0.61	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	8.25		(3.35)	0.57	(3.53)	5.40	2.77

Total from Investment Operations.	8.42		(2.64)	1.27	(2.80)	6.01	3.28

Less Distributions:
Net Investment Income.	(0.28)		(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Total Distributions	(0.28)		(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Net Asset Value, End of Period.	$32.07		$23.93	$27.34	$26.81	$30.32	$24.84

Total Return	35.35	%(B)	(9.75%)	4.83%	(9.45%)	24.41%	15.23%

Net Assets, End of Period (thousands)	$15,052,602		$12,596,902	$17,161,936	$16,431,410	$19,383,230	$16,304,321
Ratio of Expenses to Average Net Assets (F)	0.49	%(C)	0.52%	0.56%	0.54%	0.57%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.59	%(C)	0.62%	0.66%	0.64%	0.67%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.14	%(C)	2.87%	2.54%	2.37%	2.23%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.34		$20.59	$18.95	$22.38	$18.40	$16.81	$9.71		$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.43	0.53	0.50	0.42	0.37	0.06		0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	5.82		(0.22)	1.64	(3.47)	3.95	1.59	3.72		(0.59)	0.20

Total from Investment Operations	5.97		0.21	2.17	(2.97)	4.37	1.96	3.78		(0.38)	0.44

Less Distributions:
Net Investment Income	(0.09)		(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.23)		(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.02)		(0.11)	—

Total Distributions	(0.09)		(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.25)		(0.34)	(0.01)

Net Asset Value, End of Period	$26.22		$20.34	$20.59	$18.95	$22.38	$18.40	$13.24		$9.71	$10.43

Total Return	29.41	%(B)	1.13%	11.61%	(13.48%)	24.02%	11.87%	39.45	%(B)	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$30,133,632		$24,780,700	$28,622,610	$25,372,759	$27,085,722	$18,712,966	$251,225		$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.45	%(C)	0.49%	0.52%	0.52%	0.55%	0.61%	0.85	%(C)	0.84%	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45	%(C)	0.50%	0.53%	0.52%	0.56%	0.61%	0.85	%(C)	0.87%	0.95	%(C)(E)
Ratio of Net Investment Income to Average
Net Assets	1.25	%(C)	2.19%	2.62%	2.25%	2.08%	2.20%	0.95	%(C)	2.26%	2.30	%(C)(E)
Portfolio Turnover Rate	5	%(B)	15%	4%	4%	4%	3%	10	%(B)	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2021, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/21
Japanese Small Company Portfolio	The Japanese Small Company Series	16%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	25%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	1%
Continental Small Company Portfolio	The Continental Small Company Series	12%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	75%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

100

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	9%
	DFA International Real Estate Securities Portfolio	58%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

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Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

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fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.17%*
International Core Equity Portfolio	0.23%*
Global Small Company Portfolio	0.42%*
International Small Company Portfolio	0.35%*
Japanese Small Company Portfolio	0.44%*
Asia Pacific Small Company Portfolio	0.44%*
United Kingdom Small Company Portfolio	0.44%*
Continental Small Company Portfolio	0.44%*
DFA International Real Estate Securities Portfolio	0.24%

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DFA Global Real Estate Securities Portfolio	0.20%
DFA International Small Cap Value Portfolio	0.55	%*
International Vector Equity Portfolio	0.39	%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.41	%*
World ex U.S. Core Equity Portfolio	0.28	%*
World Core Equity Portfolio	0.25	%*
Selectively Hedged Global Equity Portfolio	0.27	%*
Emerging Markets Portfolio	0.34	%*
Emerging Markets Small Cap Portfolio	0.57	%*
Emerging Markets Value Portfolio	0.44	%*
Emerging Markets Core Equity Portfolio	0.39	%*
Emerging Markets Targeted Value Portfolio	0.60	%*

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
Large Cap International Portfolio	0.18%	0.14%
International Core Equity Portfolio	0.24%	0.20%
Global Small Company Portfolio	0.43%	0.40%
International Small Company Portfolio	0.38%	0.30%
Japanese Small Company Portfolio	0.47%	0.40%
Asia Pacific Small Company Portfolio	0.47%	0.40%
United Kingdom Small Company Portfolio	0.47%	0.40%
Continental Small Company Portfolio	0.47%	0.40%
DFA International Small Cap Value Portfolio	0.60%	0.45%
International Vector Equity Portfolio	0.42%	0.35%
World ex U.S. Value Portfolio	0.43%	0.37%
World ex U.S. Core Equity Portfolio	0.29%	0.25%
World Core Equity Portfolio	0.27%	0.22%
Selectively Hedged Global Equity Portfolio	0.28%	0.24%
Emerging Markets Portfolio	0.37%	0.29%
Emerging Markets Small Cap Portfolio	0.60%	0.52%
Emerging Markets Value Portfolio	0.45%	0.41%
Emerging Markets Core Equity Portfolio	0.42%	0.33%
Emerging Markets Targeted Value Portfolio	0.65%	0.52%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the

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expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$183	—	—
Global Small Company Portfolio (2)	0.47%	—	3	$93	$463
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.40%	—	251	—
Asia Pacific Small Company Portfolio (4)	0.47%	0.40%	—	226	—
United Kingdom Small Company Portfolio (4)	0.47%	0.40%	16	32	83
Continental Small Company Portfolio (4)	0.47%	0.40%	—	341	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	9	4,014	25,212
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.37%	—	268	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	7	944	539
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	372	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	3,178	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	5,404	—
Emerging Markets Value Portfolio (11)	—	0.41%	—	7,276	—

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$118	$1	$18
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.41%	—	7	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.40% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”).From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.37% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying _ Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

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(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying _ Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis(the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.41% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$9
International Core Equity Portfolio	85
DFA International Real Estate Securities Portfolio	184
DFA International Small Cap Value Portfolio	14
International Vector Equity Portfolio	2
International High Relative Profitability Portfolio	7

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Fees Paid Indirectly
World ex U.S. Core Equity Portfolio	$2
Emerging Markets Core Equity Portfolio	66
Emerging Markets Targeted Value Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$124
International Core Equity Portfolio	520
Global Small Company Portfolio	—
International Small Company Portfolio	335
Japanese Small Company Portfolio	15
Asia Pacific Small Company Portfolio	10
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	11
DFA International Real Estate Securities Portfolio	106
DFA Global Real Estate Securities Portfolio	129
DFA International Small Cap Value Portfolio	427
International Vector Equity Portfolio	53
International High Relative Profitability Portfolio	13
World ex U.S. Value Portfolio	4
World ex U.S. Core Equity Portfolio	44
World Core Equity Portfolio	10
Selectively Hedged Global Equity Portfolio	6
Emerging Markets Portfolio	163
Emerging Markets Small Cap Portfolio	142
Emerging Markets Value Portfolio	556
Emerging Markets Core Equity Portfolio	530
Emerging Markets Targeted Value Portfolio	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$262,792	$495,188
International Core Equity Portfolio	$1,078,046	$1,189,769
DFA International Real Estate Securities Portfolio	$176,018	$312,385

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	Purchases	Sales
DFA Global Real Estate Securities Portfolio	$339,241	$14,902
DFA International Small Cap Value Portfolio	$427,314	$1,345,863
International Vector Equity Portfolio	$111,908	$199,660
International High Relative Profitability Portfolio	$304,409	$133,076
World ex U.S. Core Equity Portfolio	$91,098	$248,638
Emerging Markets Core Equity Portfolio	$1,337,415	$3,038,790
Emerging Markets Targeted Value Portfolio	$36,286	$21,857

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$174,366	$836,842	$557,036	$(2)	$(12)	$454,158	39,253	$97	—

Total	$174,366	$836,842	$557,036	$(2)	$(12)	$454,158	39,253	$97	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,094,988	$3,635,650	$2,629,165	$(7)	$(84)	$2,101,382	181,623	$609	—

Total	$1,094,988	$3,635,650	$2,629,165	$(7)	$(84)	$2,101,382	181,623	$609	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$24,896	$16,931	$3,754	$347	$12,178	$50,598	1,087	$245	—

Total	$24,896	$16,931	$3,754	$347	$12,178	$50,598	1,087	$245	—

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$379,347	$1,913,930	$1,932,103	$(33)	$(5)	$361,136	31,213	$148	—

Total	$379,347	$1,913,930	$1,932,103	$(33)	$(5)	$361,136	31,213	$148	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,587,797	$125,473	$127,900	$(25,394)	$766,132	$3,326,108	684,384	—	—
DFA Real Estate Securities Portfolio	720,976	1	45,965	19,382	177,984	872,378	19,908	$18,526	$1,045
The DFA Short Term Investment Fund	72,156	311,374	296,657	(3)	(6)	86,864	7,508	48	—

Total	$3,380,929	$436,848	$470,522	$(6,015)	$944,110	$4,285,350	711,800	$18,574	$1,045

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$419,762	$840,882	$876,485	$3	$(30)	$384,132	33,201	$175	—

Total	$419,762	$840,882	$876,485	$3	$(30)	$384,132	33,201	$175	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,777	$373,477	$308,911	$(2)	$(9)	$188,332	16,278	$67	—

Total	$123,777	$373,477	$308,911	$(2)	$(9)	$188,332	16,278	$67	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$48,097	$407,625	$323,634	$(4)	$(2)	$132,082	11,416	—	—

Total	$48,097	$407,625	$323,634	$(4)	$(2)	$132,082	11,416	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$18,901	$5,331	$1,136	$24	$7,215	$30,335	1,418	$403	—

Total	$18,901	$5,331	$1,136	$24	$7,215	$30,335	1,418	$403	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$119,096	$338,699	$249,818	$1	$(8)	$207,970	17,975	$60	—

Total	$119,096	$338,699	$249,818	$1	$(8)	$207,970	17,975	$60	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$436,142	$34,135	$36,562	$8,417	$137,060	$579,192	17,156	$3,374	—
International Core Equity Portfolio	230,682	19,855	21,293	1,148	71,940	302,332	18,979	2,052	—
Emerging Markets Core Equity Portfolio	102,184	7,786	7,598	738	28,767	131,877	5,030	460	—

Total	$769,008	$61,776	$65,453	$10,303	$237,767	$1,013,401	41,165	$5,886	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$147,786	$7,137	$27,219	$8,210	$42,475	$178,389	5,754	$1,046	—
International Core Equity Portfolio	79,764	5,252	14,271	2,214	22,603	95,562	5,999	692	—
Emerging Markets Core Equity Portfolio	57,734	6,705	12,864	1,808	14,654	68,037	2,595	255	—

Total	$285,284	$19,094	$54,354	$12,232	$79,732	$341,988	14,348	$1,993	—

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$447,352	$1,181,562	$974,445	$(9)	$(35)	$654,425	56,562	$247	—

Total	$447,352	$1,181,562	$974,445	$(9)	$(35)	$654,425	56,562	$247	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,037	$10,536	$7,567	—	—	$5,006	433	—	—

Total	$2,037	$10,536	$7,567	—	—	$5,006	433	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible

90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio 2019	$155,698	—	—	$155,698
2020	119,035	—	—	119,035

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Core Equity Portfolio 2019	$907,539	—	—	$907,539
2020	616,813	—	—	616,813
Global Small Company Portfolio
2019	308	—	—	308
2020	627	—	—	627
International Small Company Portfolio 2019	339,853	$517,619	—	857,472
2020	251,539	278,423	—	529,962
Japanese Small Company Portfolio
2019	6,623	32,764	—	39,387
2020	14,224	9,019	—	23,243
Asia Pacific Small Company Portfolio
2019	11,260	—	—	11,260
2020	14,178	—	—	14,178
United Kingdom Small Company Portfolio
2019	540	1,437	—	1,977
2020	969	1,478	—	2,447
Continental Small Company Portfolio
2019	14,187	19,027	—	33,214
2020	8,902	—	—	8,902
DFA International Real Estate Securities Portfolio
2019	302,662	—	—	302,662
2020	717,271	—	—	717,271
DFA Global Real Estate Securities Portfolio
2019	311,682	40,223	—	351,905
2020	509,001	90,019	—	599,020
DFA International Small Cap Value Portfolio
2019	346,113	429,956	—	776,069
2020	224,481	206,468	—	430,949
International Vector Equity Portfolio
2019	75,474	72,426	—	147,900
2020	57,641	—	—	57,641
International High Relative Profitability Portfolio
2019	11,023	—	—	11,023
2020	18,018	—	—	18,018
World ex U.S. Value Portfolio
2019	8,654	5,062	—	13,716
2020	6,579	—	—	6,579
World ex U.S. Core Equity Portfolio
2019	100,766	15,900	—	116,666
2020	75,535	—	—	75,535
World Core Equity Portfolio
2019	18,739	4,773	—	23,512

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2020	$14,888	$1,549	—	$16,437
Selectively Hedged Global Equity Portfolio
2019	12,345	4,519	—	16,864
2020	9,635	—	—	9,635
Emerging Markets Portfolio
2019	145,647	—	—	145,647
2020	118,156	—	—	118,156
Emerging Markets Small Cap Portfolio
2019	153,182	173,892	—	327,074
2020	129,179	41,749	—	170,928
Emerging Markets Value Portfolio
2019	459,380	—	—	459,380
2020	442,052	—	—	442,052
Emerging Markets Core Equity Portfolio
2019	730,829	—	—	730,829
2020	585,760	—	—	585,760
Emerging Markets Targeted Value Portfolio
2019	64	—	—	64
2020	3,854	21	—	3,875

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(8,871)	—	$(8,871)
International Core Equity Portfolio	(53,934)	—	(53,934)
Global Small Company Portfolio	(71)	—	(71)
International Small Company Portfolio	(23,983)	—	(23,983)
Japanese Small Company Portfolio	—	—	—
Asia Pacific Small Company Portfolio	—	—	—
United Kingdom Small Company Portfolio	(19)	—	(19)
Continental Small Company Portfolio	(799)	—	(799)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(3,747)	—	(3,747)
DFA International Small Cap Value Portfolio	(26,367)	—	(26,367)
International Vector Equity Portfolio	(6,596)	—	(6,596)
International High Relative Profitability Portfolio	(1,186)	—	(1,186)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(7,309)	—	(7,309)
World Core Equity Portfolio	(61)	—	(61)
Selectively Hedged Global Equity Portfolio	(473)	$(465)	(938)

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Portfolio	$(11,704)	—	$(11,704)
Emerging Markets Small Cap Portfolio	(14,465)	—	(14,465)
Emerging Markets Value Portfolio	(43,191)	—	(43,191)
Emerging Markets Core Equity Portfolio	(55,165)	—	(55,165)
Emerging Markets Targeted Value Portfolio	(502)	—	(502)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$13,767	—	$(485,857)	$654,159	$182,069
International Core Equity Portfolio	109,223	—	(1,538,697)	783,156	(646,318)
Global Small Company Portfolio	540	—	(258)	(441)	(159)
International Small Company Portfolio	136,707	—	(313,125)	65,923	(110,495)
Japanese Small Company Portfolio	9,860	—	(4,708)	40,289	45,441
Asia Pacific Small Company Portfolio	11,401	—	(17,821)	(27,049)	(33,469)
United Kingdom Small Company Portfolio	197	—	(55)	(2,560)	(2,418)
Continental Small Company Portfolio	3,703	—	(27,023)	17,304	(6,016)
DFA International Real Estate Securities Portfolio	—	—	(431,697)	(1,161,693)	(1,593,390)
DFA Global Real Estate Securities Portfolio	86,211	$23,742	—	(435,949)	(325,996)
DFA International Small Cap Value Portfolio	164,422	—	(427,253)	(1,226,585)	(1,489,416)
International Vector Equity Portfolio	18,174	—	(117,363)	98,905	(284)
International High Relative Profitability Portfolio	1,731	—	(26,305)	92,038	67,464
World ex U.S. Value Portfolio	1,190	—	(17,769)	(29,442)	(46,021)
World ex U.S. Core Equity Portfolio	11,477	—	(129,730)	1,126	(117,127)
World Core Equity Portfolio	—	—	(1,459)	101,380	99,921
Selectively Hedged Global Equity Portfolio	2,378	3,266	—	59,081	64,725
Emerging Markets Portfolio	13,176	—	(149,587)	1,755,403	1,618,992
Emerging Markets Small Cap Portfolio	76,220	—	(395,156)	125,442	(193,494)
Emerging Markets Value Portfolio	98,175	—	(2,347,944)	(559,050)	(2,808,819)
Emerging Markets Core Equity Portfolio	63,708	—	(2,739,997)	3,839,613	1,163,324
Emerging Markets Targeted Value Portfolio	4,286	—	—	1,899	6,185

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after

115

October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$485,857	$485,857
International Core Equity Portfolio	1,538,697	1,538,697
Global Small Company Portfolio	258	258
International Small Company Portfolio	313,125	313,125
Japanese Small Company Portfolio	4,708	4,708
Asia Pacific Small Company Portfolio	17,821	17,821
United Kingdom Small Company Portfolio	55	55
Continental Small Company Portfolio	27,023	27,023
DFA International Real Estate Securities Portfolio	431,697	431,697
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	427,253	427,253
International Vector Equity Portfolio	117,363	117,363
International High Relative Profitability Portfolio	26,305	26,305
World ex U.S. Value Portfolio	17,769	17,769
World ex U.S. Core Equity Portfolio	129,730	129,730
World Core Equity Portfolio	1,459	1,459
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	149,587	149,587
Emerging Markets Small Cap Portfolio	395,156	395,156
Emerging Markets Value Portfolio	2,347,944	2,347,944
Emerging Markets Core Equity Portfolio	2,739,997	2,739,997
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2020, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Global Small Company Portfolio	$245
Emerging Markets Portfolio	59,952

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,250,389	$2,091,383	$(165,423)	$1,925,960
International Core Equity Portfolio	25,940,194	10,873,734	(2,254,395)	8,619,339
Global Small Company Portfolio	70,936	18,220	—	18,220
International Small Company Portfolio	9,828,407	3,331,433	—	3,331,433
Japanese Small Company Portfolio	435,242	84,815	—	84,815
Asia Pacific Small Company Portfolio	406,591	95,775	—	95,775
United Kingdom Small Company Portfolio	23,584	7,333	—	7,333
Continental Small Company Portfolio	533,216	230,968	—	230,968

116

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Real Estate Securities Portfolio	$5,909,025	$1,403,508	$(681,209)	$722,299
DFA Global Real Estate Securities Portfolio	8,013,966	2,034,916	(256,477)	1,778,439
DFA International Small Cap Value Portfolio	10,511,747	3,512,011	(1,142,461)	2,369,550
International Vector Equity Portfolio	2,748,100	1,206,509	(191,228)	1,015,281
International High Relative Profitability Portfolio	1,687,594	457,086	(19,104)	437,982
World ex U.S. Value Portfolio	262,527	49,382	—	49,382
World ex U.S. Core Equity Portfolio	3,223,204	1,286,348	(290,549)	995,799
World Core Equity Portfolio	674,361	360,910	—	360,910
Selectively Hedged Global Equity Portfolio	203,244	144,352	(1,113)	143,239
Emerging Markets Portfolio	3,475,965	2,984,617	—	2,984,617
Emerging Markets Small Cap Portfolio	3,984,338	1,538,778	—	1,538,778
Emerging Markets Value Portfolio	11,576,642	3,689,248	—	3,689,248
Emerging Markets Core Equity Portfolio	19,965,339	12,937,671	(2,211,744)	10,725,927
Emerging Markets Targeted Value Portfolio	193,866	72,469	(10,281)	62,188

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$767	25	$3,669	151
Shares Issued in Lieu of Cash Distributions	125	4	570	22
Shares Redeemed	(1,894)	(67)	(16,724)	(717)

Net Increase (Decrease) — Class R2 Shares	$(1,002)	(38)	$(12,485)	(544)

Institutional Class Shares
Shares Issued	$845,438	28,324	$3,019,595	131,537
Shares Issued in Lieu of Cash Distributions	139,438	4,866	425,160	16,845
Shares Redeemed	(2,692,943)	(90,190)	(5,831,173)	(249,652)

Net Increase (Decrease) — Institutional Class Shares	$(1,708,067)	(57,000)	$(2,386,418)	(101,270)

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H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$45,737
International Core Equity Portfolio	—	239,728
Global Small Company Portfolio	—	272
International Small Company Portfolio	—	93,253
DFA International Real Estate Securities Portfolio	—	35,445
DFA International Small Cap Value Portfolio	—	98,942
International High Relative Profitability Portfolio	—	7,222
World ex U.S. Core Equity Portfolio	—	28,589
Selectively Hedged Global Equity Portfolio	104,497	4,048
Emerging Markets Core Equity Portfolio	—	221,655
Emerging Markets Targeted Value Portfolio	—	1,660

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts*,(2)
Large Cap International Portfolio	$2,251	—	$2,251
International Core Equity Portfolio	13,788	—	13,788
International Small Company Portfolio	4,292	—	4,292
DFA International Real Estate Securities Portfolio	1,235	—	1,235
DFA International Small Cap Value Portfolio	2,843	—	2,843
International High Relative Profitability Portfolio	49	—	49
World ex U.S. Core Equity Portfolio	1,424	—	1,424
Selectively Hedged Global Equity Portfolio	382	$127	255
Emerging Markets Core Equity Portfolio	12,097	—	12,097
Emerging Markets Targeted Value Portfolio	43	—	43

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)
Selectively Hedged Global Equity Portfolio	$(1,113)	$(1,113)

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(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$8,361	—	$8,361
International Core Equity Portfolio	44,116	—	44,116
Global Small Company Portfolio	35	—	35	*
International Small Company Portfolio	16,642	—	16,642
DFA International Real Estate Securities Portfolio	7,221	—	7,221
DFA Global Real Estate Securities Portfolio	1,671	—	1,671	*
DFA International Small Cap Value Portfolio	12,903	—	12,903
International Vector Equity Portfolio	(202)	—	(202	)*
International High Relative Profitability Portfolio	1,688	—	1,688
World ex U.S. Core Equity Portfolio	5,292	—	5,292
Selectively Hedged Global Equity Portfolio	367	$(285)	652
Emerging Markets Core Equity Portfolio	39,728	—	39,728
Emerging Markets Targeted Value Portfolio	354	—	354

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$2,998	—	$2,998
International Core Equity Portfolio	15,649	—	15,649
International Small Company Portfolio	5,567	—	5,567
DFA International Real Estate Securities Portfolio	2,912	—	2,912
DFA International Small Cap Value Portfolio	8,036	—	8,036
International High Relative Profitability Portfolio	195	—	195
World ex U.S. Core Equity Portfolio	2,022	—	2,022
Selectively Hedged Global Equity Portfolio	(863)	$(1,212)	349
Emerging Markets Core Equity Portfolio	19,993	—	19,993
Emerging Markets Targeted Value Portfolio	55	—	55

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

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(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2021 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A	$1	$1	$(1)	—	—	$64	$64	$(1)	—	$63
State Street Bank and Trust	—	—	—	—	—	593	593	—	—	593
Bank of America Corp	13	13	(13)	—	—	38	38	(13)	—	25
UBS AG.	—	—	—	—	—	158	158	—	—	158
Bank of New York Mellon Corp	—	—	—	—	—	154	154	—	—	154
ANZ Securities	13	13	—	—	$13	—	—	—	—	—
JP Morgan	99	99	(99)	—	—	103	103	(99)	—	4
Royal Bank of Canada	—	—	—	—	—	2	2	—	—	2

Total	$126	$126	$(113)	—	$13	$1,112	$1,112	$(113)	—	$999

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

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I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Large Cap International Portfolio	0.83%	$2,373	9	—	$16,289	—
Global Small Company Portfolio	0.83%	237	24	—	1,075	—
International Small Company Portfolio	0.84%	4,543	1	—	4,543	—
DFA International Real Estate Securities Portfolio	0.84%	2,495	14	$1	14,265	—
DFA Global Real Estate Securities Portfolio	0.83%	4,556	6	1	11,900	—
DFA International Small Cap Value Portfolio	0.83%	5,658	8	1	11,048	—
International Vector Equity Portfolio	0.84%	644	9	—	2,056	—
World ex U.S. Value Portfolio	0.84%	116	18	—	560	—
World ex U.S. Core Equity Portfolio	0.84%	2,439	9	1	7,282	—
World Core Equity Portfolio	0.83%	987	29	1	6,411	—
Selectively Hedged Global Equity Portfolio	0.83%	4,360	2	—	4,401	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Emerging Markets Core Equity Portfolio	0.84%	$11,679	2	$1	$22,991	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2021
Emerging Markets Core Equity Portfolio	Borrower	0.44%	$10	1	—	$10	—
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$61,961	$34,925	$(4,470)
International Core Equity Portfolio	73,027	45,148	(10,852)
DFA Global Real Estate Securities Portfolio	34,690	—	—
DFA International Small Cap Value Portfolio	42,187	71,391	11,610
International Vector Equity Portfolio	11,269	11,790	790
International High Relative Profitability Portfolio	39,213	22,030	1,531

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Portfolio	Purchases	Sales	Realized Gain (Loss)
World ex U.S. Core Equity Portfolio	$5,513	$14,468	$(2,610)
Emerging Markets Core Equity Portfolio	3,723	950	(183)
Emerging Markets Targeted Value Portfolio	262	362	128

K. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$33,429
International Core Equity Portfolio	191,946
DFA International Real Estate Securities Portfolio	88,216
DFA International Small Cap Value Portfolio	82,677
International Vector Equity Portfolio	35,340
International High Relative Profitability Portfolio	6,848
World ex U.S. Core Equity Portfolio	51,694
Emerging Markets Core Equity Portfolio	1,080,712
Emerging Markets Targeted Value Portfolio	2,402

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio
Common Stocks	$454,183	—	—	—	$454,183
International Core Equity Portfolio
Common Stocks, Rights/Warrants	2,101,465	—	—	—	2,101,465
DFA International Real Estate Securities Portfolio
Common Stocks	361,203	—	—	—	361,203
DFA Global Real Estate Securities Portfolio
Common Stocks	86,915	—	—	—	86,915
DFA International Small Cap Value Portfolio
Common Stocks	384,112	—	—	—	384,112
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	188,323	—	—	—	188,323
International High Relative Profitability Portfolio
Common Stocks	132,083	—	—	—	132,083
World ex U.S. Core Equity Portfolio
Common Stocks	207,982	—	—	—	207,982
Emerging Markets Core Equity Portfolio
Common Stocks	654,444	—	—	—	654,444
Emerging Markets Targeted Value Portfolio
Common Stocks	5,007	—	—	—	5,007

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

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M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate ( “LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

P. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	73%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	3	66%
Japanese Small Company Portfolio-Institutional Class	2	85%
Asia Pacific Small Company Portfolio-Institutional Class	2	96%
United Kingdom Small Company Portfolio-Institutional Class	4	97%
Continental Small Company Portfolio-Institutional Class	2	95%
DFA International Real Estate Securities Portfolio-Institutional Class	4	92%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	67%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	82%
International High Relative Profitability Portfolio-Institutional Class	3	89%
World ex U.S. Value Portfolio-Institutional Class	7	92%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World Core Equity Portfolio-Institutional Class	5	83%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	93%
Emerging Markets Portfolio-Institutional Class	3	63%
Emerging Markets Small Cap Portfolio-Institutional Class	4	63%
Emerging Markets Value Portfolio-Class R2	1	96%
Emerging Markets Value Portfolio-Institutional Class	2	37%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	92%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

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DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended April 30, 2021
EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,425.60	0.62%	$3.73
Institutional Class Shares	$1,000.00	$1,427.30	0.37%	$2.23
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.72	0.62%	$3.11
Institutional Class Shares	$1,000.00	$1,022.96	0.37%	$1.86

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

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DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,324,739,805

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,324,739,805

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

131

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,324,740
Receivables:
Fund Shares Sold	4,510
Prepaid Expenses and Other Assets	75

Total Assets	8,329,325

LIABILITIES:
Payables:
Fund Shares Redeemed	6,978
Due to Advisor	691
Accrued Expenses and Other Liabilities	874

Total Liabilities	8,543

NET ASSETS	$8,320,782

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,813 and shares outstanding of 95,082	$19.07

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,318,969 and shares outstanding of 434,969,335	$19.13

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,492,980
Total Distributable Earnings (Loss)	827,802

NET ASSETS	$8,320,782

See accompanying Notes to Financial Statements.

132

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $14,056)	$141,599
Income from Securities Lending	1,109
Expenses Allocated from Affiliated Investment Companies	(8,606)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	134,102

Fund Expenses
Investment Management Fees	13,209
Accounting & Transfer Agent Fees	491
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	113
Shareholders’ Reports	176
Directors’/Trustees’ Fees & Expenses	61
Professional Fees	29
Other	21

Total Fund Expenses	14,102

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	1
Institutional Class Shares	7,954

Net Expenses	6,147

Net Investment Income (Loss)	127,955

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	194,815
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,385,124

Net Realized and Unrealized Gain (Loss)	2,579,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,707,894

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$127,955	$198,052
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	194,815	(316,959)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,385,124	(1,563,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,707,894	(1,682,069)

Distributions:
Class R2 Shares	(9)	(29)
Institutional Class Shares	(81,032)	(226,414)

Total Distributions	(81,041)	(226,443)

Capital Share Transactions (1):
Shares Issued	563,137	2,636,246
Shares Issued in Lieu of Cash Distributions	79,880	222,167
Shares Redeemed	(1,507,411)	(3,566,247)

Net Increase (Decrease) from Capital Share Transactions	(864,394)	(707,834)

Total Increase (Decrease) in Net Assets	1,762,459	(2,616,346)
Net Assets
Beginning of Period	6,558,323	9,174,669

End of Period	$8,320,782	$6,558,323

(1) Shares Issued and Redeemed:
Shares Issued	31,807	194,702
Shares Issued in Lieu of Cash Distributions	4,666	14,542
Shares Redeemed	(85,819)	(258,909)

Net Increase (Decrease) from Shares Issued and Redeemed	(49,346)	(49,665)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.50		$17.13	$17.68	$19.89	$16.27	$16.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.38	0.58	0.54	0.55	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	5.41		(3.61)	(0.10)	(2.21)	3.61	(0.65)

Total from Investment Operations	5.73		(3.23)	0.48	(1.67)	4.16	(0.12)

Less Distributions:
Net Investment Income	(0.16)		(0.40)	(0.51)	(0.54)	(0.54)	(0.54)
Net Realized Gains	—		—	(0.52)	—	—	—

Total Distributions	(0.16)		(0.40)	(1.03)	(0.54)	(0.54)	(0.54)

Net Asset Value, End of Period	$19.07		$13.50	$17.13	$17.68	$19.89	$16.27

Total Return	42.56	%(B)	(19.08%)	3.13%	(8.59%)	25.99%	(0.43%)

Net Assets, End of Period (thousands)	$1,813		$835	$1,191	$1,477	$3,508	$3,308
Ratio of Expenses to Average Net Assets (F)	0.62	%(C)	0.65%	0.69%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.82	%(C)	0.85%	0.89%	0.88%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.58	%(C)	2.56%	3.43%	2.72%	3.07%	3.4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

135

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.54		$17.18	$17.74	$19.94	$16.30	$16.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.38	0.63	0.60	0.56	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	5.49		(3.58)	(0.11)	(2.21)	3.66	(0.63)

Total from Investment Operations	5.77		(3.20)	0.52	(1.61)	4.22	(0.08)

Less Distributions:
Net Investment Income	(0.18)		(0.44)	(0.56)	(0.59)	(0.58)	(0.54)
Net Realized Gains	—		—	(0.52)	—	—	—

Total Distributions	(0.18)		(0.44)	(1.08)	(0.59)	(0.58)	(0.54)

Net Asset Value, End of Period	$19.13		$13.54	$17.18	$17.74	$19.94	$16.30

Total Return	42.73	%(B)	(18.87%)	3.37%	(8.32%)	26.36%	(0.20%)

Net Assets, End of Period (thousands)	$8,318,969		$6,557,488	$9,173,478	$9,421,965	$9,837,631	$7,270,665
Ratio of Expenses to Average Net Assets (F)	0.37	%(C)	0.40%	0.44%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.57	%(C)	0.60%	0.64%	0.63%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.22	%(C)	2.57%	3.70%	3.01%	3.12%	3.51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

136

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2021, the Portfolio owned 68% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

137

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.33%*

*	Effective as of February 28, 2021, the management fee payable by the Portfolio was reduced from 0.35% to 0.30%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2021, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six

138

months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.30%	—	$7,954	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.30%	—	1	—

(1)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.30% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$271

139

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2019	$302,955	$273,833	—	$576,788
2020	226,443	—	—	226,443

As of October 31, 2020, the Portfolios did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$32,903	—	$(349,326)	$(1,482,114)	$(1,798,537)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of April 30, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$349,326	$349,326

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As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$7,455,802	$889,736	—	$889,736

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$978	54	$354	23
Shares Issued in Lieu of Cash Distributions	9	1	29	2
Shares Redeemed	(371)	(22)	(473)	(32)

Net Increase (Decrease) — Class R2 Shares	$616	33	$(90)	(7)

Institutional Class Shares
Shares Issued	$562,159	31,753	$2,635,892	194,679
Shares Issued in Lieu of Cash Distributions	79,871	4,665	222,138	14,540
Shares Redeemed	(1,507,040)	(85,797)	(3,565,774)	(258,877)

Net Increase (Decrease) — Institutional Class Shares	$(865,010)	(49,379)	$(707,744)	(49,658)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

141

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	4	92%
DFA International Value Portfolio-Institutional Class	3	66%

142

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

143

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,427.60	0.22%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,111.60	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

144

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,327.00	0.12%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,493.20	0.11%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,428.50	0.12%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,454.00	0.12%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,267.60	0.14%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,348.90	0.26%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

145

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.6%
Consumer Discretionary	16.0%
Consumer Staples	4.5%
Energy	10.5%
Financials	30.6%
Health Care	4.6%
Industrials	11.7%
Information Technology	1.1%
Materials	12.4%
Real Estate	2.7%
Utilities	1.3%

100.0%

The Japanese Small Company Series
Communication Services	2.8%
Consumer Discretionary	14.8%
Consumer Staples	7.5%
Energy	1.1%
Financials	8.7%
Health Care	4.7%
Industrials	30.6%
Information Technology	14.5%
Materials	11.9%
Real Estate	1.8%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series
Communication Services	7.9%
Consumer Discretionary	16.5%
Consumer Staples	7.5%
Energy	2.0%
Financials	13.3%
Health Care	5.5%
Industrials	14.0%
Information Technology	7.3%
Materials	16.4%
Real Estate	6.2%
Utilities	3.4%

100.0%

146

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	2.8%
Consumer Discretionary	20.5%
Consumer Staples	6.6%
Energy	2.1%
Financials	15.1%
Health Care	3.5%
Industrials	29.8%
Information Technology	7.5%
Materials	6.3%
Real Estate	4.2%
Utilities	1.6%

100.0%

The Emerging Markets Series
Communication Services	10.1%
Consumer Discretionary	13.8%
Consumer Staples	6.7%
Energy	3.9%
Financials	17.7%
Health Care	4.2%
Industrials	6.3%
Information Technology	21.0%
Materials	10.7%
Real Estate	3.1%
Utilities	2.5%

100.0%

The Continental Small Company Series
Communication Services	4.8%
Consumer Discretionary	10.2%
Consumer Staples	4.3%
Energy	2.3%
Financials	14.0%
Health Care	5.9%
Industrials	28.3%
Information Technology	11.0%
Materials	9.1%
Real Estate	6.1%
Utilities	4.0%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.7%
Consumer Discretionary	13.4%
Consumer Staples	6.3%
Energy	1.9%
Financials	7.7%
Health Care	8.0%
Industrials	15.7%
Information Technology	17.6%
Materials	14.8%
Real Estate	6.8%
Utilities	4.1%

100.0%

The Canadian Small Company Series
Communication Services	1.4%
Consumer Discretionary	7.1%
Consumer Staples	5.1%
Energy	18.8%
Financials	12.9%
Health Care	1.1%
Industrials	15.1%
Information Technology	5.0%
Materials	22.1%
Real Estate	3.5%
Utilities	7.9%

100.0%

147

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.4%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group, Ltd.	6,888,410	$151,987,788	1.2%
National Australia Bank, Ltd.	6,475,626	132,518,340	1.1%
Westpac Banking Corp.	7,945,749	153,119,921	1.3%
Other Securities		325,781,093	2.6%

TOTAL AUSTRALIA		763,407,142	6.2%

AUSTRIA — (0.0%)
Other Security		733,059	0.0%

BELGIUM — (0.8%)
Other Securities		101,138,048	0.8%

CANADA — (8.1%)
Bank of Montreal 063671101	1,448,818	136,681,490	1.1%
# Bank of Nova Scotia (The) 064149107	1,698,160	108,155,810	0.9%
Canadian Imperial Bank of Commerce 136069952	935,959	97,300,444	0.8%
# Canadian Natural Resources, Ltd.	3,476,035	105,601,943	0.9%
Nutrien, Ltd.	1,149,002	63,413,409	0.5%
Other Securities		539,845,028	4.4%

TOTAL CANADA		1,050,998,124	8.6%

DENMARK — (2.3%)
DSV Panalpina A.S.	309,306	68,910,321	0.6%
Vestas Wind Systems A/S	2,115,590	87,250,095	0.7%
Other Securities		143,995,815	1.1%

TOTAL DENMARK		300,156,231	2.4%

FINLAND — (0.8%)
Other Securities		99,339,896	0.8%

FRANCE — (8.8%)
# AXA SA	2,047,470	57,830,838	0.5%
* BNP Paribas SA	1,948,140	124,910,245	1.0%
* Cie de Saint-Gobain	2,006,077	126,573,692	1.0%
Cie Generale des Etablissements Michelin SCA	639,001	92,463,818	0.8%
Orange SA	5,978,647	74,453,366	0.6%
# Total SE	6,874,996	303,859,393	2.5%
Other Securities		364,160,054	2.9%

TOTAL FRANCE		1,144,251,406	9.3%

GERMANY — (6.1%)
Allianz SE	536,666	139,327,526	1.1%
Bayerische Motoren Werke AG	1,003,964	100,607,399	0.8%
Daimler AG	2,568,275	228,573,190	1.9%
Volkswagen AG	111,321	35,341,341	0.3%
Other Securities		286,567,314	2.4%

TOTAL GERMANY		790,416,770	6.5%

148

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.4%)
CK Hutchison Holdings, Ltd.	7,657,984	$62,589,476	0.5%
Other Securities		241,662,728	2.0%

TOTAL HONG KONG		304,252,204	2.5%

IRELAND — (0.5%)
Other Securities		62,050,631	0.5%

ISRAEL — (0.3%)
Other Securities		43,364,652	0.4%

ITALY — (2.8%)
# Stellantis NV BMD8F9905	5,320,664	88,258,973	0.7%
Other Securities		267,520,457	2.2%

TOTAL ITALY		355,779,430	2.9%

JAPAN — (20.7%)
Hitachi, Ltd.	1,425,900	70,578,793	0.6%
Honda Motor Co., Ltd.	3,522,000	105,025,357	0.9%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	63,493,487	0.5%
Takeda Pharmaceutical Co., Ltd.	2,411,871	80,557,676	0.7%
Toyota Motor Corp.	3,715,890	278,038,390	2.3%
# Toyota Motor Corp., Sponsored ADR	208,099	31,375,086	0.3%
Other Securities		2,054,374,539	16.6%

TOTAL JAPAN		2,683,443,328	21.9%

NETHERLANDS — (3.8%)
ING Groep NV	4,722,058	60,324,195	0.5%
Koninklijke Ahold Delhaize NV	4,840,597	130,269,712	1.1%
Koninklijke DSM NV	544,382	97,607,666	0.8%
Other Securities		203,975,128	1.6%

TOTAL NETHERLANDS		492,176,701	4.0%

NEW ZEALAND — (0.2%)
Other Securities		27,090,032	0.2%

NORWAY — (0.9%)
Other Securities		116,710,687	1.0%

PORTUGAL — (0.1%)
Other Securities		14,459,627	0.1%

SINGAPORE — (0.7%)
Other Securities		96,195,957	0.8%

SPAIN — (2.0%)
Banco Santander SA	45,327,305	174,852,411	1.4%
Other Securities		77,765,324	0.7%

TOTAL SPAIN		252,617,735	2.1%

SWEDEN — (2.7%)
Other Securities		345,822,203	2.8%

149

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (8.0%)
# ABB, Ltd.	2,188,585	$71,089,938	0.6%
Cie Financiere Richemont SA	797,506	81,845,468	0.7%
LafargeHolcim, Ltd.	937,531	57,852,878	0.5%
Novartis AG	1,706,093	145,591,737	1.2%
Novartis AG, Sponsored ADR	736,979	62,820,090	0.5%
UBS Group AG	6,275,625	95,832,542	0.8%
Zurich Insurance Group AG	392,769	161,136,799	1.3%
Other Securities		362,203,671	2.9%

TOTAL SWITZERLAND		1,038,373,123	8.5%

UNITED KINGDOM — (13.4%)
Anglo American P.L.C.	2,093,465	88,763,804	0.7%
Aviva P.L.C.	16,319,347	90,222,254	0.7%
# Barclays P.L.C., Sponsored ADR	7,035,082	67,325,735	0.6%
BP P.L.C.	5,808,183	24,315,058	0.2%
# BP P.L.C., Sponsored ADR	5,912,515	148,758,877	1.2%
British American Tobacco P.L.C.	3,024,009	112,200,846	0.9%
# British American Tobacco P.L.C., Sponsored ADR	838,885	31,466,576	0.3%
Glencore P.L.C.	26,692,936	108,731,557	0.9%
HSBC Holdings P.L.C.	13,535,003	84,508,648	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,528,849	78,950,665	0.6%
Lloyds Banking Group P.L.C.	177,386,266	111,235,263	0.9%
Royal Dutch Shell P.L.C., Class B	283,225	5,067,930	0.0%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,519,230	305,073,626	2.5%
Vodafone Group P.L.C	58,351,986	110,121,788	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	76,012,264	0.6%
Other Securities		293,955,825	2.5%

TOTAL UNITED KINGDOM		1,736,710,716	14.2%

UNITED STATES — (0.1%)
Other Security		12,270,504	0.1%

TOTAL COMMON STOCKS		11,831,758,206	96.6%

PREFERRED STOCKS — (1.6%)
GERMANY — (1.6%)
Volkswagen AG	601,156	156,516,650	1.3%
Other Securities		44,870,303	0.3%

TOTAL GERMANY		201,386,953	1.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		149,286	0.0%

SWITZERLAND — (0.0%)
Other Securities		881,080	0.0%

TOTAL RIGHTS/WARRANTS		1,030,366	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,346,233,863)		12,034,175,525

150

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	78,318,758	$906,148,026	7.4%

TOTAL INVESTMENTS—(100.0%) (Cost $11,252,284,234)		$12,940,323,551	105.6%

As of April 30, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	605	06/18/21	$121,896,983	$126,275,600	$4,378,617

Total Futures Contracts			$121,896,983	$126,275,600	$4,378,617

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$763,407,142	—	$763,407,142
Austria	—	733,059	—	733,059
Belgium	—	101,138,048	—	101,138,048
Canada	$1,050,998,124	—	—	1,050,998,124
Denmark	—	300,156,231	—	300,156,231
Finland	—	99,339,896	—	99,339,896
France	—	1,144,251,406	—	1,144,251,406
Germany	20,762,392	769,654,378	—	790,416,770
Hong Kong	—	304,252,204	—	304,252,204
Ireland	21,331,486	40,719,145	—	62,050,631
Israel	8,520,003	34,844,649	—	43,364,652
Italy	42,444,688	313,334,742	—	355,779,430
Japan	55,723,265	2,627,720,063	—	2,683,443,328
Netherlands	20,932,066	471,244,635	—	492,176,701
New Zealand	—	27,090,032	—	27,090,032
Norway	—	116,710,687	—	116,710,687
Portugal	—	14,459,627	—	14,459,627
Singapore	—	96,195,957	—	96,195,957
Spain	6,609,910	246,007,825	—	252,617,735
Sweden	—	345,822,203	—	345,822,203
Switzerland	99,083,787	939,289,336	—	1,038,373,123
United Kingdom	741,386,338	995,324,378	—	1,736,710,716
United States	12,270,504	—	—	12,270,504
Preferred Stocks
Germany	—	201,386,953	—	201,386,953
Rights/Warrants
Canada	—	149,286	—	149,286
Switzerland	—	881,080	—	881,080

151

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$906,148,026	—	$906,148,026
Futures Contracts**	$4,378,617	—	—	4,378,617

TOTAL	$2,084,441,180	$10,860,260,988	—	$12,944,702,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

152

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$85,071,687	2.8%

CONSUMER DISCRETIONARY — (14.6%)
DCM Holdings Co., Ltd.	713,300	7,113,375	0.2%
Takashimaya Co., Ltd.	701,000	7,749,399	0.3%
Other Securities		437,402,167	14.1%

TOTAL CONSUMER DISCRETIONARY		452,264,941	14.6%

CONSUMER STAPLES — (7.4%)
# cocokara fine, Inc.	127,060	8,615,419	0.3%
Milbon Co., Ltd.	154,752	8,240,221	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	8,408,265	0.3%
Other Securities		203,844,519	6.5%

TOTAL CONSUMER STAPLES		229,108,424	7.4%

ENERGY — (1.1%)
Cosmo Energy Holdings Co., Ltd.	344,800	7,385,906	0.3%
Other Securities		25,085,494	0.8%

TOTAL ENERGY		32,471,400	1.1%

FINANCIALS — (8.6%)
Fuyo General Lease Co., Ltd.	115,400	7,688,690	0.3%
Hirogin Holdings, Inc.	1,301,600	7,195,061	0.2%
# Jafco Group Co., Ltd.	204,100	14,692,737	0.5%
Monex Group, Inc.	954,600	7,374,895	0.2%
Other Securities		228,484,253	7.4%

TOTAL FINANCIALS		265,435,636	8.6%

HEALTH CARE — (4.6%)
# H.U. Group Holdings, Inc.	336,700	11,014,401	0.4%
Jeol, Ltd.	168,400	9,469,622	0.3%
Other Securities		122,116,280	3.9%

TOTAL HEALTH CARE		142,600,303	4.6%

INDUSTRIALS — (30.2%)
Daiseki Co., Ltd.	243,963	9,193,994	0.3%
# DMG Mori Co., Ltd.	673,200	10,884,925	0.4%
* Fujikura, Ltd.	1,545,600	7,967,252	0.3%
Furukawa Electric Co., Ltd.	401,200	10,641,769	0.4%
GS Yuasa Corp.	318,683	8,626,303	0.3%
Hazama Ando Corp.	1,302,400	9,939,460	0.3%
Hitachi Zosen Corp.	1,071,679	8,104,750	0.3%
Inaba Denki Sangyo Co., Ltd.	347,600	8,128,968	0.3%
Japan Steel Works, Ltd. (The)	389,300	9,456,968	0.3%
Maeda Corp.	914,100	7,810,700	0.3%
Meitec Corp.	169,000	9,412,011	0.3%
Mirait Holdings Corp.	524,835	8,486,425	0.3%
Nichias Corp.	392,400	10,250,359	0.3%

153

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nikkon Holdings Co., Ltd.	385,300	$8,081,589	0.3%
Nishimatsu Construction Co., Ltd.	345,000	9,182,983	0.3%
* NTN Corp.	2,736,400	7,774,330	0.3%
OKUMA Corp.	137,100	7,402,346	0.2%
Outsourcing, Inc.	732,300	11,253,113	0.4%
Penta-Ocean Construction Co., Ltd.	1,176,000	9,168,507	0.3%
Ushio, Inc.	660,300	8,745,108	0.3%
Other Securities		753,991,510	24.0%

TOTAL INDUSTRIALS		934,503,370	30.2%

INFORMATION TECHNOLOGY — (14.3%)
Daiwabo Holdings Co., Ltd.	587,500	9,188,611	0.3%
Nippon Electric Glass Co., Ltd.	431,236	10,911,728	0.4%
NSD Co., Ltd.	508,160	8,274,033	0.3%
* Sanken Electric Co., Ltd.	152,400	7,119,949	0.2%
Tokyo Seimitsu Co., Ltd.	257,200	12,157,515	0.4%
Topcon Corp.	691,700	9,437,176	0.3%
Ulvac, Inc.	264,700	12,097,219	0.4%
Other Securities		374,062,672	12.1%

TOTAL INFORMATION TECHNOLOGY		443,248,903	14.4%

MATERIALS — (11.8%)
ADEKA Corp.	604,300	11,760,586	0.4%
Asahi Holdings, Inc.	455,700	9,205,350	0.3%
Daido Steel Co., Ltd.	155,000	7,354,216	0.2%
Kobe Steel, Ltd.	1,747,900	12,584,466	0.4%
Kureha Corp.	104,150	7,044,391	0.2%
Mitsui Mining & Smelting Co., Ltd.	379,600	12,922,342	0.4%
Sumitomo Osaka Cement Co., Ltd.	225,099	7,148,794	0.2%
Toagosei Co., Ltd.	747,000	8,365,304	0.3%
Tokuyama Corp.	385,498	8,711,337	0.3%
Other Securities		279,956,255	9.1%

TOTAL MATERIALS		365,053,041	11.8%

REAL ESTATE — (1.8%)
Heiwa Real Estate Co., Ltd.	229,400	7,811,846	0.3%
Other Securities		46,091,236	1.4%

TOTAL REAL ESTATE		53,903,082	1.7%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	611,100	10,751,958	0.4%
Other Securities		38,336,912	1.2%

TOTAL UTILITIES		49,088,870	1.6%

TOTAL COMMON STOCKS (Cost $2,540,312,302)		3,052,749,657	98.8%

154

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	3,301,460	$38,197,888	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,578,496,063)		$3,090,947,545	100.0%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$85,071,687	—	$85,071,687
Consumer Discretionary	$1,812,874	450,452,067	—	452,264,941
Consumer Staples	—	229,108,424	—	229,108,424
Energy	—	32,471,400	—	32,471,400
Financials	—	265,435,636	—	265,435,636
Health Care	3,787,739	138,812,564	—	142,600,303
Industrials	2,223,360	932,280,010	—	934,503,370
Information Technology	—	443,248,903	—	443,248,903
Materials	—	365,053,041	—	365,053,041
Real Estate	—	53,903,082	—	53,903,082
Utilities	—	49,088,870	—	49,088,870
Securities Lending Collateral	—	38,197,888	—	38,197,888

TOTAL	$7,823,973	$3,083,123,572	—	$3,090,947,545

See accompanying Notes to Financial Statements.

155

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (58.0%)
	ALS, Ltd.	1,986,878	$16,089,218	0.8%
	Ansell, Ltd.	571,799	18,600,786	0.9%
	ARB Corp., Ltd.	538,242	16,148,501	0.8%
#	Bank of Queensland, Ltd.	3,982,680	27,602,567	1.4%
	Bapcor, Ltd.	2,252,217	13,386,906	0.7%
	Bega Cheese, Ltd.	2,143,926	10,546,643	0.5%
	Bendigo & Adelaide Bank, Ltd.	2,114,458	16,777,040	0.8%
	Breville Group, Ltd.	821,653	16,454,862	0.8%
	Carsales.com, Ltd.	1,191,399	18,200,604	0.9%
	Cleanaway Waste Management, Ltd.	7,191,181	15,765,377	0.8%
	Credit Corp. Group, Ltd.	495,925	11,035,227	0.6%
	CSR, Ltd.	3,273,096	15,031,981	0.8%
	Downer EDI, Ltd.	2,972,710	12,841,888	0.7%
	Elders, Ltd.	1,232,076	11,545,413	0.6%
	Healius, Ltd.	4,144,191	13,179,559	0.7%
	IGO, Ltd.	3,925,542	22,430,682	1.1%
	IOOF Holdings, Ltd.	3,815,495	10,717,038	0.5%
#*	Lynas Rare Earths, Ltd.	5,868,035	24,710,818	1.2%
	Metcash, Ltd.	7,963,936	21,818,779	1.1%
	Mineral Resources, Ltd.	556,448	20,321,725	1.0%
	nib holdings, Ltd.	3,098,293	14,744,769	0.7%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	20,455,027	1.0%
	Orora, Ltd.	6,339,374	15,511,229	0.8%
	OZ Minerals, Ltd.	1,996,652	36,427,188	1.8%
	Pendal Group, Ltd.	1,950,282	11,062,445	0.6%
	Perpetual, Ltd.	405,248	10,800,783	0.5%
	Premier Investments, Ltd.	622,552	12,606,913	0.6%
#	Pro Medicus, Ltd.	300,101	10,901,405	0.6%
	Reliance Worldwide Corp., Ltd.	4,342,033	16,457,882	0.8%
	Sims, Ltd.	1,162,937	14,098,859	0.7%
	Spark Infrastructure Group	11,933,662	20,154,884	1.0%
*	Star Entertainment Grp, Ltd. (The)	3,822,270	11,690,576	0.6%
	Steadfast Group, Ltd.	5,683,479	18,233,883	0.9%
	Technology One, Ltd.	1,748,272	12,754,504	0.6%
*	Vocus Group, Ltd.	4,091,642	17,247,422	0.9%
	Other Securities		610,028,163	30.9%

TOTAL AUSTRALIA.			1,186,381,546	59.7%

CHINA — (0.2%)
	Other Securities		3,580,340	0.2%

HONG KONG — (20.8%)
#	ASM Pacific Technology, Ltd.	911,000	13,759,218	0.7%
	IGG, Inc.	9,421,000	15,880,094	0.8%
	Kerry Logistics Network, Ltd.	4,063,500	12,197,244	0.6%
	Man Wah Holdings, Ltd.	6,540,800	13,693,408	0.7%
	Pacific Basin Shipping, Ltd.	33,421,000	11,711,038	0.6%
	SITC International Holdings Co., Ltd.	6,142,000	23,403,591	1.2%
	VTech Holdings, Ltd.	1,438,200	13,161,923	0.7%

156

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$320,770,124	16.0%

TOTAL HONG KONG		424,576,640	21.3%

NEW ZEALAND — (6.2%)
Chorus, Ltd.	2,980,874	14,459,866	0.7%
Infratil, Ltd.	3,887,656	19,788,871	1.0%
Mainfreight, Ltd.	257,292	13,333,178	0.7%
* SKYCITY Entertainment Group, Ltd.	5,101,527	13,027,823	0.7%
Summerset Group Holdings, Ltd.	1,386,567	12,057,084	0.6%
Other Securities		54,321,231	2.7%

TOTAL NEW ZEALAND		126,988,053	6.4%

SINGAPORE — (11.0%)
ComfortDelGro Corp., Ltd.	10,328,200	13,326,308	0.7%
Sembcorp Industries, Ltd.	7,106,600	11,296,543	0.6%
# Singapore Press Holdings, Ltd.	7,633,400	10,539,570	0.5%
Other Securities		190,690,061	9.6%

TOTAL SINGAPORE		225,852,482	11.4%

UNITED STATES — (0.5%)
Other Security		9,893,990	0.5%

TOTAL COMMON STOCKS		1,977,273,051	99.5%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		15,917	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,623,428,559)		1,977,288,968

		Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	5,796,676	67,067,542	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,690,491,812)		$2,044,356,510	102.9%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$23,345	$1,186,358,201	—	$1,186,381,546
China	—	3,580,340	—	3,580,340
Hong Kong	1,904,158	422,672,482	—	424,576,640
New Zealand	—	126,988,053	—	126,988,053
Singapore	—	225,852,482	—	225,852,482
United States	—	9,893,990	—	9,893,990

157

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants Singapore	—	$15,917	—	$15,917
Securities Lending Collateral	—	67,067,542	—	67,067,542

TOTAL	$1,927,503	$2,042,429,007	—	$2,044,356,510

See accompanying Notes to Financial Statements.

158

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$56,787,741	2.8%

CONSUMER DISCRETIONARY — (20.2%)
Bellway P.L.C.	502,596	25,072,029	1.3%
* Countryside Properties P.L.C.	2,832,364	20,299,253	1.0%
Domino’s Pizza Group P.L.C.	3,262,553	17,213,369	0.9%
Games Workshop Group P.L.C.	193,412	28,980,502	1.4%
* Greggs P.L.C.	617,131	20,136,455	1.0%
* Inchcape P.L.C.	2,476,466	26,730,283	1.3%
* Marks & Spencer Group P.L.C.	6,541,954	14,271,591	0.7%
Pets at Home Group P.L.C.	3,140,708	19,273,198	1.0%
Redrow P.L.C.	1,486,211	14,186,387	0.7%
* SSP Group P.L.C.	4,008,906	17,738,100	0.9%
Vistry Group P.L.C.	952,828	16,287,453	0.8%
* WH Smith P.L.C.	637,672	15,932,995	0.8%
Other Securities		172,042,443	8.6%

TOTAL CONSUMER DISCRETIONARY		408,164,058	20.4%

CONSUMER STAPLES — (6.5%)
Britvic P.L.C.	1,587,277	19,370,774	1.0%
Cranswick P.L.C.	369,967	19,083,855	0.9%
Fevertree Drinks P.L.C.	610,917	21,174,868	1.1%
Tate & Lyle P.L.C.	2,485,218	27,492,874	1.4%
Other Securities		45,155,250	2.2%

TOTAL CONSUMER STAPLES		132,277,621	6.6%

ENERGY — (2.1%)
* John Wood Group P.L.C.	3,617,223	14,062,907	0.7%
Other Securities		28,129,948	1.4%

TOTAL ENERGY		42,192,855	2.1%

FINANCIALS — (14.9%)
* Beazley P.L.C.	3,078,734	14,392,317	0.7%
Close Brothers Group P.L.C.	963,064	21,124,695	1.1%
* Hiscox, Ltd.	1,295,661	14,502,771	0.7%
IG Group Holdings P.L.C.	2,317,134	29,313,932	1.5%
Lancashire Holdings, Ltd.	1,441,234	14,129,663	0.7%
Man Group P.L.C.	9,432,150	21,925,082	1.1%
Quilter P.L.C.	10,450,012	23,600,912	1.2%
TP ICAP Group P.L.C.	4,442,995	14,587,932	0.7%
Other Securities		147,346,378	7.3%

TOTAL FINANCIALS		300,923,682	15.0%

HEALTH CARE — (3.4%)
Other Securities		68,797,643	3.4%

INDUSTRIALS — (29.4%)
* Balfour Beatty P.L.C.	3,548,027	15,295,000	0.8%
Diploma P.L.C.	650,354	25,746,976	1.3%

159

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Electrocomponents P.L.C.	1,667,511	$24,542,815	1.2%
Grafton Group P.L.C.	1,582,491	26,070,389	1.3%
* Hays P.L.C.	8,123,049	18,334,873	0.9%
IMI P.L.C.	1,595,917	35,069,622	1.7%
* Meggitt P.L.C.	2,977,030	19,150,660	0.9%
* Pagegroup P.L.C.	1,960,650	15,169,998	0.8%
QinetiQ Group P.L.C.	3,409,929	15,630,075	0.8%
Rotork P.L.C.	5,397,898	25,656,205	1.3%
* Royal Mail P.L.C.	5,014,011	34,351,875	1.7%
* Signature Aviation P.L.C.	5,303,639	29,601,314	1.5%
* Travis Perkins P.L.C.	1,293,754	27,473,235	1.4%
Ultra Electronics Holdings P.L.C.	566,936	15,839,090	0.8%
Other Securities		266,406,706	13.2%

TOTAL INDUSTRIALS		594,338,833	29.6%

INFORMATION TECHNOLOGY — (7.4%)
Computacenter P.L.C.	513,813	19,004,735	1.0%
Softcat P.L.C.	768,191	20,339,573	1.0%
Spectris P.L.C.	649,656	29,182,478	1.5%
Spirent Communications P.L.C.	4,009,070	14,192,174	0.7%
Other Securities		67,706,924	3.3%

TOTAL INFORMATION TECHNOLOGY		150,425,884	7.5%

MATERIALS — (6.3%)
* Marshalls P.L.C.	1,404,106	14,098,139	0.7%
Synthomer P.L.C.	2,254,788	15,834,159	0.8%
Victrex P.L.C.	551,606	17,887,577	0.9%
Other Securities		78,821,533	3.9%

TOTAL MATERIALS		126,641,408	6.3%

REAL ESTATE — (4.1%)
Grainger P.L.C.	4,322,683	17,064,708	0.9%
* IWG P.L.C.	4,022,124	20,364,628	1.0%
Savills P.L.C.	965,532	15,909,870	0.8%
St. Modwen Properties P.L.C.	2,664,787	15,982,764	0.8%
Other Securities		13,815,898	0.7%

TOTAL REAL ESTATE		83,137,868	4.2%

UTILITIES — (1.5%)
Other Securities		31,344,884	1.6%

TOTAL COMMON STOCKS (Cost $1,504,649,274)		1,995,032,477	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,439,304	28,222,743	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,532,867,049)		$2,023,255,220	100.9%

160

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$385,682	$56,402,059	—	$56,787,741
Consumer Discretionary	5,291,933	402,872,125	—	408,164,058
Consumer Staples	—	132,277,621	—	132,277,621
Energy	—	42,192,855	—	42,192,855
Financials	—	300,923,682	—	300,923,682
Health Care	—	68,797,643	—	68,797,643
Industrials	—	594,338,833	—	594,338,833
Information Technology	741,562	149,684,322	—	150,425,884
Materials	—	126,641,408	—	126,641,408
Real Estate	—	83,137,868	—	83,137,868
Utilities	—	31,344,884	—	31,344,884
Securities Lending Collateral	—	28,222,743	—	28,222,743

TOTAL	$6,419,177	$2,016,836,043	—	$2,023,255,220

See accompanying Notes to Financial Statements.

161

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$296,056	0.0%

COMMON STOCKS — (92.8%)
AUSTRIA — (3.6%)
ANDRITZ AG	477,958	25,972,783	0.4%
voestalpine AG	640,995	27,809,110	0.5%
Wienerberger AG	617,965	24,226,803	0.4%
Other Securities		155,911,882	2.5%

TOTAL AUSTRIA		233,920,578	3.8%

BELGIUM — (3.4%)
Ackermans & van Haaren NV	171,984	27,499,280	0.5%
Other Securities		195,020,813	3.1%

TOTAL BELGIUM		222,520,093	3.6%

DENMARK — (5.2%)
Royal Unibrew A.S.	327,792	40,040,073	0.7%
# SimCorp A.S.	260,025	34,380,344	0.6%
# Topdanmark A.S.	437,897	21,292,638	0.3%
Other Securities		244,207,703	3.9%

TOTAL DENMARK		339,920,758	5.5%

FINLAND — (6.2%)
# Huhtamaki Oyj	652,963	30,977,223	0.5%
Konecranes Oyj	464,401	21,375,003	0.3%
Metso Outotec Oyj	2,828,773	31,778,531	0.5%
Nokian Renkaat Oyj	579,923	21,591,405	0.3%
# Orion Oyj, Class B	515,971	22,839,636	0.4%
# Valmet Oyj	889,683	37,159,653	0.6%
Other Securities		237,074,695	3.9%

TOTAL FINLAND		402,796,146	6.5%

FRANCE — (9.8%)
Euronext NV	223,445	22,474,749	0.4%
# Rexel SA	2,073,563	40,760,543	0.7%
Rubis SCA	518,092	24,320,678	0.4%
* SOITEC	132,921	26,841,317	0.4%
* SPIE SA	839,574	21,222,165	0.4%
Other Securities		504,360,537	8.1%

TOTAL FRANCE		639,979,989	10.4%

GERMANY — (15.2%)
Aurubis AG	291,413	25,050,889	0.4%
* Commerzbank AG	3,259,632	21,494,532	0.4%
* Dialog Semiconductor P.L.C.	544,240	42,635,929	0.7%
Freenet AG	930,432	22,624,928	0.4%
GEA Group AG	847,030	37,196,825	0.6%

162

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Gerresheimer AG	242,136	$26,043,431	0.4%
Grand City Properties SA	803,479	21,603,252	0.4%
Lanxess AG	601,317	44,252,347	0.7%
* ProSiebenSat.1 Media SE	1,269,319	27,567,844	0.5%
Rheinmetall AG	313,337	32,693,291	0.5%
Siltronic AG	146,283	24,650,724	0.4%
TAG Immobilien AG	954,559	29,520,753	0.5%
Other Securities		635,219,708	10.2%

TOTAL GERMANY		990,554,453	16.1%

IRELAND — (0.8%)
* Bank of Ireland Group P.L.C.	4,640,869	27,194,691	0.5%
Other Securities		25,730,264	0.4%

TOTAL IRELAND		52,924,955	0.9%

ISRAEL — (3.2%)
Other Securities		208,262,015	3.4%

ITALY — (7.8%)
# Banco BPM SpA	10,026,255	28,516,643	0.5%
Italgas SpA	3,402,703	22,191,872	0.4%
Other Securities		460,827,725	7.4%

TOTAL ITALY		511,536,240	8.3%

NETHERLANDS — (6.7%)
Aalberts NV	691,302	37,348,204	0.6%
* Arcadis NV	526,518	22,146,572	0.4%
ASR Nederland NV	873,857	38,166,070	0.6%
# BE Semiconductor Industries NV	476,805	38,509,270	0.6%
Corbion NV	416,939	24,416,784	0.4%
IMCD NV	357,089	51,866,903	0.8%
* Signify NV	780,137	44,303,258	0.7%
Other Securities		183,601,252	3.0%

TOTAL NETHERLANDS		440,358,313	7.1%

NORWAY — (2.5%)
Other Securities		163,829,821	2.7%

PORTUGAL — (0.7%)
Other Securities		46,423,488	0.7%

SPAIN — (5.2%)
Other Securities		341,234,090	5.5%

SWEDEN — (9.2%)
Other Securities		598,604,390	9.7%

SWITZERLAND — (13.3%)
Allreal Holding AG	115,683	23,414,726	0.4%
Belimo Holding AG	60,560	24,168,038	0.4%
Bucher Industries AG	54,197	28,443,507	0.5%
#* Dufry AG	399,735	26,306,042	0.4%
* Flughafen Zurich AG	126,351	22,728,103	0.4%

163

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Georg Fischer AG	31,470	$44,126,403	0.7%
Helvetia Holding AG	229,898	27,639,436	0.4%
PSP Swiss Property AG	326,804	40,326,399	0.7%
Siegfried Holding AG	30,001	27,590,884	0.4%
VAT Group AG	179,719	51,321,290	0.8%
Other Securities		553,824,457	9.0%

TOTAL SWITZERLAND		869,889,285	14.1%

UNITED STATES — (0.0%)
Other Security		1,397,547	0.0%

TOTAL COMMON STOCKS		6,064,152,161	98.3%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		56,733,331	0.9%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		2,619,207	0.1%

TOTAL INVESTMENT SECURITIES (Cost $4,195,816,013)		6,123,800,755

		Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§ The DFA Short Term Investment Fund	35,375,947	409,299,711	6.6%

TOTAL INVESTMENTS—(100.0%) (Cost $4,605,087,337)		$6,533,100,466	105.9%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$233,920,578	—	$233,920,578
Belgium	$1,002,558	221,517,535	—	222,520,093
Denmark	—	339,920,758	—	339,920,758
Finland	—	402,796,146	—	402,796,146
France	11,545	639,968,444	—	639,979,989
Germany	—	990,554,453	—	990,554,453
Ireland	86,038	52,838,917	—	52,924,955
Israel	907,892	207,354,123	—	208,262,015
Italy	—	511,536,240	—	511,536,240
Netherlands	—	440,358,313	—	440,358,313
Norway	2,367,244	161,462,577	—	163,829,821
Portugal	—	46,423,488	—	46,423,488
Spain	7,451,269	333,782,821	—	341,234,090
Sweden	3,368,714	595,235,676	—	598,604,390
Switzerland	839,593	869,049,692	—	869,889,285

164

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$1,397,547	—	$1,397,547
Preferred Stocks Germany	—	56,733,331	—	56,733,331
Rights/Warrants France.	—	2,619,207	—	2,619,207
Bonds Germany	—	296,056	—	296,056
Securities Lending Collateral	—	409,299,711	—	409,299,711

TOTAL	$16,034,853	$6,517,065,613	—	$6,533,100,466

See accompanying Notes to Financial Statements.

165

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (87.5%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$20,250,042	1.4%
CONSUMER DISCRETIONARY — (6.2%)
*	Aritzia, Inc.	427,638	10,670,510	0.7%
	BRP, Inc.	112,524	10,337,396	0.7%
*	Great Canadian Gaming Corp.	428,062	15,445,267	1.1%
	Linamar Corp.	216,634	12,695,072	0.9%
	Other Securities		54,185,203	3.7%

TOTAL CONSUMER DISCRETIONARY			103,333,448	7.1%

CONSUMER STAPLES — (4.5%)
#	Premium Brands Holdings Corp.	182,482	17,751,595	1.2%
	Primo Water Corp. 74167P959	813,424	13,592,913	0.9%
	Other Securities		42,965,502	3.0%

TOTAL CONSUMER STAPLES			74,310,010	5.1%

ENERGY — (16.5%)
	ARC Resources, Ltd.	3,615,211	22,735,695	1.6%
#	Cameco Corp. 13321L108	1,331,282	22,378,850	1.5%
#	Gibson Energy, Inc.	940,791	17,183,222	1.2%
#	Inter Pipeline, Ltd.	885,858	12,915,084	0.9%
#	Keyera Corp.	822,868	18,818,549	1.3%
*	MEG Energy Corp.	2,470,617	13,648,041	0.9%
*	Parex Resources, Inc.	786,291	14,809,125	1.0%
#	Parkland Corp.	615,719	19,776,745	1.4%
#	PrairieSky Royalty, Ltd.	1,029,307	11,037,112	0.8%
	Tourmaline Oil Corp.	1,134,044	24,468,004	1.7%
#	Whitecap Resources, Inc.	2,632,329	11,521,728	0.8%
	Other Securities		83,852,221	5.6%

TOTAL ENERGY			273,144,376	18.7%

FINANCIALS — (11.3%)
	Canadian Western Bank	456,902	12,564,201	0.9%
	CI Financial Corp.	770,765	12,390,934	0.8%
	ECN Capital Corp.	2,488,693	16,683,749	1.1%
#	Element Fleet Management Corp.	1,736,203	21,258,475	1.5%
	iA Financial Corp., Inc.	411,433	23,169,989	1.6%
#	Laurentian Bank of Canada	412,090	14,262,139	1.0%
	Onex Corp.	249,677	16,715,552	1.1%
#	TMX Group, Ltd.	120,613	13,291,324	0.9%
	Other Securities		56,987,446	4.0%

TOTAL FINANCIALS			187,323,809	12.9%

HEALTH CARE — (1.0%)
	Other Securities		15,632,164	1.1%

INDUSTRIALS — (13.2%)
*	ATS Automation Tooling Systems, Inc.	441,354	10,646,501	0.7%
	Finning International, Inc.	885,513	23,046,464	1.6%

166

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Morneau Shepell, Inc.	401,948	$10,104,701	0.7%
#	Richelieu Hardware, Ltd.	361,973	12,645,422	0.9%
#	SNC-Lavalin Group, Inc.	666,544	14,907,289	1.0%
#	Stantec, Inc.	507,094	23,742,635	1.6%
	TFI International, Inc.	424,407	37,187,189	2.6%
#	Toromont Industries, Ltd.	167,708	13,371,341	0.9%
	Other Securities		74,013,690	5.1%

TOTAL INDUSTRIALS			219,665,232	15.1%

INFORMATION TECHNOLOGY — (4.4%)
#*	BlackBerry, Ltd. 09228F103	1,540,551	13,603,065	0.9%
	Enghouse Systems, Ltd.	263,395	12,475,985	0.9%
*	Kinaxis, Inc.	125,057	16,130,283	1.1%
	Other Securities		31,140,341	2.1%

TOTAL INFORMATION TECHNOLOGY			73,349,674	5.0%

MATERIALS — (19.2%)
	Alamos Gold, Inc., Class A.	2,014,411	16,142,817	1.1%
#*	Capstone Mining Corp.	2,456,528	10,972,085	0.8%
	Centerra Gold, Inc.	1,270,606	11,722,471	0.8%
#	Endeavour Mining Corp.	937,250	19,512,863	1.3%
#*	Ivanhoe Mines, Ltd., Class A	2,842,458	20,049,718	1.4%
#	SSR Mining, Inc.	1,130,996	17,952,022	1.2%
	Yamana Gold, Inc.	3,304,447	15,135,693	1.0%
	Other Securities		207,895,134	14.3%

TOTAL MATERIALS			319,382,803	21.9%

REAL ESTATE — (3.1%)
#	Altus Group, Ltd.	261,893	13,233,677	0.9%
	Colliers International Group, Inc. 194693158	165,544	17,918,052	1.2%
	Other Securities		19,974,065	1.4%

TOTAL REAL ESTATE			51,125,794	3.5%

UTILITIES — (6.9%)
#	AltaGas, Ltd.	862,073	16,110,171	1.1%
#	Boralex, Inc., Class A	549,954	17,628,595	1.2%
#	Capital Power Corp.	771,649	24,603,119	1.7%
	Innergex Renewable Energy, Inc.	604,787	10,332,771	0.7%
#	TransAlta Corp. 89346D958	1,784,708	17,539,985	1.2%
	Other Securities		28,531,787	2.0%

TOTAL UTILITIES			114,746,428	7.9%

TOTAL COMMON STOCKS			1,452,263,780	99.7%

RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
	Other Security		1,651,246	0.1%

167

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ENERGY — (0.0%)
Other Security		$167,360	0.0%

TOTAL RIGHTS/WARRANTS		1,818,606	0.1%

TOTAL INVESTMENT SECURITIES (Cost $1,048,674,560)		1,454,082,386

		Value†
SECURITIES LENDING COLLATERAL — (12.4%)
@§ The DFA Short Term Investment Fund	17,870,144	206,757,565	14.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,255,416,782)		$1,660,839,951	114.0%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,250,042	—	—	$20,250,042
Consumer Discretionary	102,621,151	$712,297	—	103,333,448
Consumer Staples	74,310,010	—	—	74,310,010
Energy	273,144,376	—	—	273,144,376
Financials	187,323,809	—	—	187,323,809
Health Care.	15,632,164	—	—	15,632,164
Industrials	219,665,232	—	—	219,665,232
Information Technology	73,349,674	—	—	73,349,674
Materials.	319,382,803	—	—	319,382,803
Real Estate	51,125,794	—	—	51,125,794
Utilities	114,746,428	—	—	114,746,428
Rights/Warrants
Energy	—	167,360	—	167,360
Materials	—	1,651,246	—	1,651,246
Securities Lending Collateral	—	206,757,565	—	206,757,565

TOTAL	$1,451,551,483	$209,288,468	—	$1,660,839,951

See accompanying Notes to Financial Statements.

168

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
Other Security		$1,243,246	0.0%

BRAZIL — (3.8%)
Vale SA.	3,260,013	65,427,706	1.0%
Vale SA, Sponsored ADR	749,681	15,083,592	0.2%
Other Securities		170,658,094	2.6%

TOTAL BRAZIL		251,169,392	3.8%

CHILE — (0.5%)
Other Securities		35,859,027	0.5%

CHINA — (35.3%)
* Alibaba Group Holding, Ltd.	714,100	20,642,985	0.3%
* Alibaba Group Holding, Ltd., Sponsored ADR	929,746	214,724,839	3.3%
* Baidu, Inc., Sponsored ADR	137,226	28,862,745	0.5%
China Construction Bank Corp., Class H	79,728,590	62,933,091	1.0%
China Gas Holdings, Ltd.	4,891,400	17,630,845	0.3%
China Mengniu Dairy Co., Ltd.	3,231,000	17,292,625	0.3%
China Merchants Bank Co., Ltd., Class H	3,814,554	30,640,066	0.5%
China Overseas Land & Investment, Ltd.	8,252,500	20,885,888	0.3%
China Pacific Insurance Group Co., Ltd., Class H	4,918,400	17,702,635	0.3%
China Resources Land, Ltd.	5,690,666	26,644,099	0.4%
Country Garden Holdings Co., Ltd.	15,537,519	18,470,820	0.3%
CSPC Pharmaceutical Group, Ltd.	17,819,200	21,994,923	0.4%
Geely Automobile Holdings, Ltd.	10,400,000	27,088,794	0.4%
* Haier Smart Home Co., Ltd., Class H	4,744,000	20,401,456	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,806,012	0.6%
* JD.com, Inc., ADR	248,488	19,223,032	0.3%
Kweichow Moutai Co., Ltd., Class A.	65,693	20,295,293	0.3%
Lenovo Group, Ltd.	19,511,278	26,659,310	0.4%
Li Ning Co., Ltd.	2,852,000	23,145,924	0.4%
Longfor Group Holdings, Ltd.	3,097,000	19,236,915	0.3%
* Meituan, Class B	1,270,300	48,619,822	0.8%
NetEase, Inc., ADR	323,449	36,245,695	0.6%
Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	63,287,642	1.0%
Shenzhou International Group Holdings, Ltd.	932,200	20,507,460	0.3%
Sino Biopharmaceutical, Ltd.	19,783,500	21,230,019	0.3%
# Sunac China Holdings, Ltd.	5,903,000	22,896,323	0.4%
Tencent Holdings, Ltd.	3,951,600	315,227,000	4.8%
* Trip.com Group, Ltd., ADR	509,607	19,915,442	0.3%
Yum China Holdings, Inc.	550,004	34,606,252	0.5%
Other Securities		1,064,625,761	15.9%

TOTAL CHINA		2,336,443,713	35.8%

COLOMBIA — (0.2%)
Other Securities		11,602,195	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		6,711,270	0.1%

169

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.1%)
Other Securities		$3,902,889	0.1%

GREECE — (0.3%)
Other Securities		17,036,058	0.3%

HUNGARY — (0.3%)
Other Securities		18,987,211	0.3%

INDIA — (10.0%)
* HDFC Bank, Ltd.	2,163,503	41,123,957	0.6%
Housing Development Finance Corp., Ltd.	698,168	22,859,571	0.4%
Infosys, Ltd.	1,828,393	33,087,583	0.5%
Infosys, Ltd., Sponsored ADR	979,927	17,717,080	0.3%
Reliance Industries, Ltd.	1,666,579	44,806,066	0.7%
Tata Consultancy Services, Ltd.	744,744	30,521,235	0.5%
Other Securities		474,685,152	7.2%

TOTAL INDIA		664,800,644	10.2%

INDONESIA — (1.4%)
Other Securities		90,243,150	1.4%

MALAYSIA — (1.5%)
Other Securities		102,550,333	1.6%

MEXICO — (2.0%)
Other Securities		131,852,917	2.0%

PERU — (0.1%)
Other Securities		6,782,762	0.1%

PHILIPPINES — (0.7%)
Other Securities		44,047,207	0.7%

POLAND — (0.7%)
Other Securities		44,772,263	0.7%

QATAR — (0.4%)
Other Securities		27,896,048	0.4%

RUSSIA — (1.1%)
Other Securities		71,183,983	1.1%

SAUDI ARABIA — (2.7%)
Al Rajhi Bank.	838,186	22,068,792	0.3%
National Commercial Bank	1,437,747	21,768,879	0.3%
Other Securities		132,477,868	2.1%

TOTAL SAUDI ARABIA		176,315,539	2.7%

SOUTH AFRICA — (4.1%)
Impala Platinum Holdings, Ltd.	996,296	18,616,825	0.3%
* MTN Group, Ltd.	3,916,077	24,775,887	0.4%
Naspers, Ltd., Class N	124,805	28,403,120	0.4%
Other Securities		201,256,721	3.1%

TOTAL SOUTH AFRICA		273,052,553	4.2%

170

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (13.9%)
LG Electronics, Inc.	221,804	$31,161,709	0.5%
POSCO	60,144	19,655,939	0.3%
Samsung Electronics Co., Ltd.	4,203,443	306,369,956	4.7%
Samsung Electronics Co., Ltd., GDR	1,612	2,937,175	0.1%
SK Hynix, Inc.	475,556	54,252,034	0.8%
Other Securities		504,332,505	7.7%

TOTAL SOUTH KOREA		918,709,318	14.1%

TAIWAN — (15.8%)
China Steel Corp.	12,260,932	17,159,290	0.3%
CTBC Financial Holding Co., Ltd.	23,096,175	18,796,627	0.3%
Hon Hai Precision Industry Co., Ltd.	5,816,322	23,911,166	0.4%
MediaTek, Inc.	642,995	26,955,997	0.4%
# Taiwan Semiconductor Manufacturing Co., Ltd.	15,883,808	334,506,752	5.1%
Other Securities		622,828,126	9.5%

TOTAL TAIWAN		1,044,157,958	16.0%

THAILAND — (1.8%)
Other Securities		122,624,108	1.9%

TURKEY — (0.4%)
Other Securities		26,000,011	0.4%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		29,709,308	0.4%

TOTAL COMMON STOCKS		6,457,653,103	99.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		40,529,065	0.6%

CHILE — (0.0%)
Other Security		1,027,656	0.0%

COLOMBIA — (0.0%)
Other Securities		2,146,148	0.0%

SOUTH KOREA — (0.0%)
Other Security		29,792	0.0%

TOTAL PREFERRED STOCKS		43,732,661	0.6%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		4,158	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,443,891,448)		6,501,389,922

171

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	10,023,659	$115,973,733	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,559,852,231)		$6,617,363,655	101.4%

As of April 30, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,556,400	$43,439,500	$(116,900)
S&P 500® Emini Index	160	06/18/21	33,414,557	33,395,200	(19,357)

Total Futures Contracts			$76,970,957	$76,834,700	$(136,257)

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,243,246	—	$1,243,246
Brazil	$251,169,392	—	—	251,169,392
Chile	35,859,027	—	—	35,859,027
China	470,106,697	1,866,337,016	—	2,336,443,713
Colombia	11,602,195	—	—	11,602,195
Czech Republic	—	6,711,270	—	6,711,270
Egypt	2,814	3,900,075	—	3,902,889
Greece	—	17,036,058	—	17,036,058
Hungary	—	18,987,211	—	18,987,211
India	32,868,816	631,931,828	—	664,800,644
Indonesia	278,838	89,964,312	—	90,243,150
Malaysia	—	102,550,333	—	102,550,333
Mexico	131,852,917	—	—	131,852,917
Peru	6,782,762	—	—	6,782,762
Philippines	1,865,414	42,181,793	—	44,047,207
Poland	—	44,772,263	—	44,772,263
Qatar	—	27,896,048	—	27,896,048
Russia	9,484,819	61,699,164	—	71,183,983
Saudi Arabia	—	176,315,539	—	176,315,539
South Africa	43,602,169	229,450,384	—	273,052,553
South Korea	10,612,909	908,096,409	—	918,709,318
Taiwan	6,032,458	1,038,125,500	—	1,044,157,958
Thailand	122,624,108	—	—	122,624,108
Turkey	—	26,000,011	—	26,000,011
United Arab Emirates	—	29,709,308	—	29,709,308
Preferred Stocks
Brazil	40,529,065	—	—	40,529,065
Chile	1,027,656	—	—	1,027,656
Colombia	2,146,148	—	—	2,146,148
South Korea	—	29,792	—	29,792

172

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
India	$4,158	—	—	$4,158
Securities Lending Collateral	—	$115,973,733	—	115,973,733
Futures Contracts**	(136,257)	—	—	(136,257)

TOTAL	$1,178,316,105	$5,438,911,293	—	$6,617,227,398

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

173

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
BRAZIL — (3.5%)
Cia de Locacao das Americas	1,789,285	$8,686,121	0.2%
Cia Siderurgica Nacional SA	1,390,946	12,595,730	0.2%
* Petro Rio SA	696,612	11,744,319	0.2%
Transmissora Alianca de Energia Eletrica SA	1,415,423	10,891,778	0.2%
Other Securities		152,623,739	2.8%

TOTAL BRAZIL		196,541,687	3.6%

CHILE — (0.9%)
Other Securities		51,320,719	0.9%

CHINA — (22.5%)
AAC Technologies Holdings, Inc.	2,187,000	12,140,426	0.2%
A-Living Smart City Services Co., Ltd., Class H	1,881,000	8,645,857	0.2%
#* Baozun, Inc., Sponsored ADR	251,448	8,727,760	0.2%
China Everbright Environment Group, Ltd.	15,300,000	9,617,654	0.2%
China Lesso Group Holdings, Ltd.	4,499,000	11,316,819	0.2%
China Medical System Holdings, Ltd.	5,618,500	12,977,234	0.3%
China Meidong Auto Holdings, Ltd.	2,280,000	11,369,480	0.2%
China Taiping Insurance Holdings Co., Ltd.	6,028,800	11,159,828	0.2%
Chinasoft International, Ltd.	9,638,000	10,795,280	0.2%
Far East Horizon, Ltd.	8,552,000	9,806,226	0.2%
#* GCL-Poly Energy Holdings, Ltd.	71,015,000	18,101,728	0.4%
Greentown Service Group Co., Ltd.	6,056,000	9,627,243	0.2%
Haitian International Holdings, Ltd.	2,659,000	10,818,381	0.2%
# Hopson Development Holdings, Ltd.	2,778,000	10,895,016	0.2%
#* Hua Hong Semiconductor, Ltd.	1,785,000	11,104,028	0.2%
# JOYY, Inc., ADR	129,276	12,288,977	0.2%
Kingboard Holdings, Ltd.	2,738,421	16,171,630	0.3%
Kingboard Laminates Holdings, Ltd.	4,494,000	11,209,531	0.2%
Kunlun Energy Co., Ltd.	9,590,000	10,253,939	0.2%
KWG Group Holdings, Ltd.	5,316,450	8,517,079	0.2%
* Lifetech Scientific Corp.	15,806,000	8,522,132	0.2%
Minth Group, Ltd.	3,117,000	12,624,559	0.3%
Nine Dragons Paper Holdings, Ltd.	6,690,000	9,167,150	0.2%
Sinopharm Group Co., Ltd., Class H	3,232,000	9,968,609	0.2%
Yadea Group Holdings, Ltd.	4,366,000	9,558,282	0.2%
Other Securities		969,830,184	17.4%

TOTAL CHINA		1,245,215,032	22.9%

COLOMBIA — (0.2%)
Other Securities		8,400,570	0.2%

GREECE — (0.3%)
Other Securities		18,134,049	0.3%

HONG KONG — (0.2%)
Other Securities		8,899,309	0.2%

HUNGARY — (0.1%)
Other Securities		4,464,710	0.1%

174

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (14.3%)
Adani Enterprises, Ltd.	563,980	$8,707,310	0.2%
* Adani Green Energy, Ltd.	685,013	9,456,338	0.2%
Apollo Hospitals Enterprise, Ltd.	248,277	10,719,151	0.2%
Balkrishna Industries, Ltd.	369,666	8,776,873	0.2%
Crompton Greaves Consumer Electricals, Ltd.	2,149,088	11,145,369	0.2%
* Jindal Steel & Power, Ltd.	1,840,235	10,889,193	0.2%
Jubilant Foodworks, Ltd.	272,301	10,616,434	0.2%
Mphasis, Ltd.	457,375	10,885,965	0.2%
PI Industries, Ltd.	287,115	9,700,484	0.2%
Tata Consumer Products, Ltd.	1,455,236	13,121,728	0.3%
Other Securities		687,015,082	12.4%

TOTAL INDIA		791,033,927	14.5%

INDONESIA — (1.7%)
Other Securities		96,223,580	1.8%

MALAYSIA — (2.1%)
Other Securities		116,353,806	2.1%

MEXICO — (2.6%)
#* Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,383,036	8,641,500	0.2%
Industrias CH S.A.B. de C.V.	1,830,376	12,649,175	0.2%
Megacable Holdings S.A.B. de C.V.	2,698,925	9,881,980	0.2%
Other Securities		110,618,357	2.0%

TOTAL MEXICO		141,791,012	2.6%

PHILIPPINES — (1.0%)
Other Securities		56,277,064	1.0%

POLAND — (1.1%)
Grupa Kety SA	65,830	10,664,236	0.2%
Other Securities		49,599,260	0.9%

TOTAL POLAND		60,263,496	1.1%

QATAR — (0.4%)
Other Securities		22,639,816	0.4%

RUSSIA — (0.2%)
Other Securities		13,314,755	0.2%

SAUDI ARABIA — (2.3%)
Other Securities		129,476,101	2.4%

SOUTH AFRICA — (3.4%)
Impala Platinum Holdings, Ltd.	487,870	9,116,358	0.2%
Other Securities		181,491,980	3.3%

TOTAL SOUTH AFRICA		190,608,338	3.5%

SOUTH KOREA — (15.9%)
Other Securities		878,823,719	16.2%

TAIWAN — (19.2%)
# Elan Microelectronics Corp.	1,192,400	9,049,546	0.2%

175

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
# eMemory Technology, Inc.	232,000	$8,458,755	0.2%
#* Ennostar, Inc.	3,006,462	8,659,084	0.2%
* HannStar Display Corp.	8,950,505	9,295,604	0.2%
# TA Chen Stainless Pipe	5,919,081	10,101,183	0.2%
Other Securities		1,018,811,458	18.6%

TOTAL TAIWAN		1,064,375,630	19.6%

THAILAND — (3.2%)
Other Securities		179,036,813	3.3%

TURKEY — (1.3%)
* Bera Holding A.S.	2,157,014	8,530,666	0.2%
Other Securities		60,575,026	1.1%

TOTAL TURKEY		69,105,692	1.3%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		13,303,733	0.2%

UNITED KINGDOM — (0.0%)
Other Security		2,312,044	0.0%

TOTAL COMMON STOCKS		5,357,915,602	98.4%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		34,566,003	0.7%

CHILE — (0.0%)
Other Security		851,129	0.0%

PHILIPPINES — (0.0%)
Other Security		609,663	0.0%

TOTAL PREFERRED STOCKS		36,026,795	0.7%

RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
Other Security		887	0.0%

INDIA — (0.0%)
Other Security		8,200	0.0%

INDONESIA — (0.0%)
Other Security		49,567	0.0%

MALAYSIA — (0.0%)
Other Securities		73,511	0.0%

SOUTH KOREA — (0.0%)
Other Securities		148,331	0.0%

TAIWAN — (0.0%)
Other Securities		82,554	0.0%

176

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$495,300	0.0%

TURKEY — (0.0%)
Other Security		777,454	0.0%

TOTAL RIGHTS/WARRANTS		1,635,804	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,863,497,038)		5,395,578,201

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	12,945,278	149,776,866	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,013,260,398)		$5,545,355,067	101.9%

As of April 30, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	526	06/18/21	$34,589,937	$35,152,580	$562,643

Total Futures Contracts			$34,589,937	$35,152,580	$562,643

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$196,541,687	—	—	$196,541,687
Chile	51,320,719	—	—	51,320,719
China	80,348,458	$1,164,866,574	—	1,245,215,032
Colombia	8,400,570	—	—	8,400,570
Greece	—	18,134,049	—	18,134,049
Hong Kong	5,197,664	3,701,645	—	8,899,309
Hungary	—	4,464,710	—	4,464,710
India	2,940,164	788,093,763	—	791,033,927
Indonesia	413,919	95,809,661	—	96,223,580
Malaysia	—	116,353,806	—	116,353,806
Mexico	141,773,154	17,858	—	141,791,012
Philippines	7,564	56,269,500	—	56,277,064
Poland	3,563	60,259,933	—	60,263,496
Qatar	—	22,639,816	—	22,639,816
Russia	13,314,755	—	—	13,314,755
Saudi Arabia	897,556	128,578,545	—	129,476,101
South Africa	7,753,200	182,855,138	—	190,608,338
South Korea	3,901,321	874,922,398	—	878,823,719
Taiwan	70,910	1,064,304,720	—	1,064,375,630

177

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$179,002,480	$34,333	—	$179,036,813
Turkey	923,560	68,182,132	—	69,105,692
United Arab Emirates	—	13,303,733	—	13,303,733
United Kingdom	—	2,312,044	—	2,312,044
Preferred Stocks
Brazil	34,566,003	—	—	34,566,003
Chile	851,129	—	—	851,129
Philippines	609,663	—	—	609,663
Rights/Warrants
Chile	—	887	—	887
India	8,200	—	—	8,200
Indonesia	—	49,567	—	49,567
Malaysia	—	73,511	—	73,511
South Korea	—	148,331	—	148,331
Taiwan	—	82,554	—	82,554
Thailand	—	495,300	—	495,300
Turkey	—	777,454	—	777,454
Securities Lending Collateral	—	149,776,866	—	149,776,866
Futures Contracts**	562,643	—	—	562,643

TOTAL	$729,408,882	$4,816,508,828	—	$5,545,917,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

178

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $863,010, $102,655, $158,405 and $26,538 of securities on loan, respectively)	$12,034,176	$3,052,750	$1,977,289	$1,995,032
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $906,050, $38,184, $67,063 and $28,218, respectively)	906,148	38,198	67,068	28,223
Segregated Cash for Futures Contracts	6,655	—	—	—
Foreign Currencies at Value	64,564	1,635	6,882	3,463
Cash	63,524	2,323	—	47
Receivables:
Investment Securities Sold	638	1,797	2,831	69
Dividends, Interest and Tax Reclaims	87,683	33,749	2,186	8,356
Securities Lending Income	577	232	273	47
Unrealized Gain on Foreign Currency Contracts	5	—	4	—
Prepaid Expenses and Other Assets	15	5	3	2

Total Assets	13,163,985	3,130,689	2,056,536	2,035,239

LIABILITIES:
Payables:
Due to Custodian	—	—	62	—
Upon Return of Securities Loaned	906,025	38,231	67,068	28,223
Investment Securities Purchased	—	1,711	1,699	1,206
Due to Advisor	2,027	261	162	166
Futures Margin Variation	1,589	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	15	—
Accrued Expenses and Other Liabilities	1,075	474	219	197

Total Liabilities	910,716	40,677	69,225	29,792

NET ASSETS	$12,253,269	$3,090,012	$1,987,311	$2,005,447

Investment Securities at Cost	$10,346,234	$2,540,312	$1,623,429	$1,504,649

Foreign Currencies at Cost	$64,499	$1,637	$6,895	$3,463

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

179

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $377,163, $229,352, $231,722 and $618,394 of securities on loan, respectively)	$6,123,800	$1,454,082	$6,501,390	$5,395,578
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $409,271, $206,742, $115,961 and $149,763, respectively)	409,300	206,758	115,974	149,777
Segregated Cash for Futures Contracts	—	—	4,550	2,258
Foreign Currencies at Value	10,543	158	18,716	30,683
Cash	3,180	336	34,381	18,686
Receivables:
Investment Securities Sold	1,816	1,410	1,791	14,404
Dividends, Interest and Tax Reclaims	28,751	869	9,166	8,362
Securities Lending Income	620	254	301	1,660
Unrealized Gain on Foreign Currency Contracts	4	—	—	—
Prepaid Expenses and Other Assets	6	2	9	7

Total Assets	6,578,020	1,663,869	6,686,278	5,621,415

LIABILITIES:
Payables:
Upon Return of Securities Loaned	409,351	206,756	115,984	149,742
Investment Securities Purchased	832	—	9,750	7,962
Due to Advisor	498	115	541	885
Futures Margin Variation	—	—	2,416	613
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Deferred Taxes Payable	—	—	31,961	18,225
Accrued Expenses and Other Liabilities	559	126	862	1,211

Total Liabilities	411,240	206,997	161,514	178,639

NET ASSETS	$6,166,780	$1,456,872	$6,524,764	$5,442,776

Investment Securities at Cost	$4,195,816	$1,048,675	$3,443,891	$3,863,497

Foreign Currencies at Cost	$10,545	$158	$17,502	$29,872

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

180

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $20,553, $4,307, $263 and $295, respectively)	$206,872	$38,768	$24,085	$20,048
Income from Securities Lending	1,619	1,253	1,774	385

Total Investment Income	208,491	40,021	25,859	20,433

Expenses
Investment Management Fees	11,598	1,560	918	929
Accounting & Transfer Agent Fees	244	70	44	44
Custodian Fees	400	244	98	32
Shareholders’ Reports.	8	8	7	7
Directors’/Trustees’ Fees & Expenses	88	25	15	15
Professional Fees	77	22	10	12
Other	185	53	28	28

Total Expenses	12,600	1,982	1,120	1,067

Fees Paid Indirectly (Note C)	55	1	1	—

Net Expenses	12,545	1,981	1,119	1,067

Net Investment Income (Loss)	195,946	38,040	24,740	19,366

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	232,125	72,211	10,779	21,626
Affiliated Investment Companies Shares Sold	(32)	2	(2)	(1)
Futures	17,531	—	—	—
Foreign Currency Transactions	6,579	(18)	576	766
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	214,800	460,309	667,520
Affiliated Investment Companies Shares	(19)	(5)	(1)	(2)
Futures	6,615	—	—	—
Translation of Foreign Currency-Denominated Amounts	125	38	6	28

Net Realized and Unrealized Gain (Loss)	3,743,638	287,028	471,667	689,937

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,939,584	$325,068	$496,407	$709,303

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

181

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,247, $1,832, $6,544 and $4,007, respectively)	$52,747	$11,865	$49,942	$40,946
Income from Securities Lending	4,184	1,185	1,347	8,106

Total Investment Income	56,931	13,050	51,289	49,052

Expenses
Investment Management Fees	2,818	618	3,220	5,413
Accounting & Transfer Agent Fees	122	29	139	117
Custodian Fees	300	35	1,048	1,391
Shareholders’ Reports	8	7	8	8
Directors’/Trustees’ Fees & Expenses	44	10	51	42
Professional Fees	36	10	82	88
Other	97	17	117	148

Total Expenses	3,425	726	4,665	7,207

Fees Paid Indirectly (Note C)	2	1	16	9

Net Expenses	3,423	725	4,649	7,198

Net Investment Income (Loss)	53,508	12,325	46,640	41,854

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	156,197	14,335	233,826	250,881
Affiliated Investment Companies Shares Sold	—	(8)	4	(3)
Futures	—	42	12,792	6,622
Foreign Currency Transactions	(1,432)	122	(261)	(1,030)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,712,490	416,754	1,186,950	1,304,732
Affiliated Investment Companies Shares	(21)	(7)	(10)	(8)
Futures	—	—	(173)	317
Translation of Foreign Currency-Denominated Amounts	338	11	11	137

Net Realized and Unrealized Gain (Loss)	1,867,572	431,249	1,433,139	1,561,648

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,921,080	$443,574	$1,479,779	$1,603,502

**	Net of foreign capital gain taxes withheld of $0, $0, $274 and $9, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

182

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$195,946	$297,585	$38,040	$69,080	$24,740	$62,699
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	232,125	(566,996)	72,211	(64,936)	10,779	(77,003)
Affiliated Investment Companies Shares Sold	(32)	72	2	(9)	(2)	(11)
Futures	17,531	40,717	—	—	—	608
Foreign Currency Transactions	6,579	3,123	(18)	228	576	(267)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	(2,004,930)	214,800	(116,647)	460,309	(1,299)
Affiliated Investment Companies Shares	(19)	85	(5)	9	(1)	1
Futures	6,615	(3,281)	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	125	1,379	38	182	6	1

Net Increase (Decrease) in Net Assets Resulting from Operations	3,939,584	(2,232,246)	325,068	(112,093)	496,407	(15,271)

Transactions in Interest:
Contributions	64,389	1,038,679	11,830	71,736	1,700	82,954
Withdrawals	(1,232,254)	(1,745,733)	(190,039)	(764,667)	(37,810)	(182,512)

Net Increase (Decrease) from Transactions in Interest	(1,167,865)	(707,054)	(178,209)	(692,931)	(36,110)	(99,558)

Total Increase (Decrease) in Net Assets	2,771,719	(2,939,300)	146,859	(805,024)	460,297	(114,829)
Net Assets
Beginning of Period	9,481,550	12,420,850	2,943,153	3,748,177	1,527,014	1,641,843

End of Period	$12,253,269	$9,481,550	$3,090,012	$2,943,153	$1,987,311	$1,527,014

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

183

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,366	$42,407	$53,508	$109,276	$12,325	$20,882
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	21,626	(34,350)	156,197	92,887	14,335	(221,703)
Affiliated Investment Companies Shares Sold	(1)	(1)	—	(26)	(8)	(8)
Futures	—	(394)	—	(260)	42	—
Foreign Currency Transactions	766	(444)	(1,432)	1,299	122	(151)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	667,520	(329,338)	1,712,490	(384,869)	416,754	206,814
Affiliated Investment Companies Shares	(2)	4	(21)	(9)	(7)	3
Translation of Foreign Currency-Denominated Amounts	28	(381)	338	825	11	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	709,303	(322,497)	1,921,080	(180,877)	443,574	5,835

Transactions in Interest:
Contributions	7,277	5,810	5,230	135,156	46,276	6,817
Withdrawals	(186,915)	(484,982)	(361,475)	(959,829)	(3,861)	(190,384)

Net Increase (Decrease) from Transactions in Interest	(179,638)	(479,172)	(356,245)	(824,673)	42,415	(183,567)

Total Increase (Decrease) in Net Assets	529,665	(801,669)	1,564,835	(1,005,550)	485,989	(177,732)
Net Assets
Beginning of Period	1,475,782	2,277,451	4,601,945	5,607,495	970,883	1,148,615

End of Period	$2,005,447	$1,475,782	$6,166,780	$4,601,945	$1,456,872	$970,883

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

184

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$46,640	$137,835	$41,854	$145,155
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	233,826	52,822	250,881	(389,082)
Affiliated Investment Companies Shares Sold	4	(9)	(3)	(5)
Futures	12,792	20,410	6,622	16,698
Foreign Currency Transactions	(261)	(3,976)	(1,030)	(4,808)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,186,950	21,823	1,304,732	127,570
Affiliated Investment Companies Shares	(10)	3	(8)	(2)
Futures	(173)	(366)	317	(512)
Translation of Foreign Currency-Denominated Amounts	11	(16)	137	(103)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,479,779	228,526	1,603,502	(105,089)

Transactions in Interest:
Contributions	56,188	607,207	58,403	184,927
Withdrawals	(735,528)	(1,145,570)	(1,126,083)	(1,603,251)

Net Increase (Decrease) from Transactions in Interest	(679,340)	(538,363)	(1,067,680)	(1,418,324)

Total Increase (Decrease) in Net Assets	800,439	(309,837)	535,822	(1,523,413)
Net Assets
Beginning of Period	5,724,325	6,034,162	4,906,954	6,430,367

End of Period	$6,524,764	$5,724,325	$5,442,776	$4,906,954

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $274 and $9, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $163 and $163, respectively.

See accompanying Notes to Financial Statements.

185

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	42.76	%(B)	(18.68%)	3.60%	(8.10%)	26.53%	(0.10%)	11.16	%(B)	(1.93%)	4.47%	(7.46%)	27.10%	14.53%

Net Assets, End of Period (thousands)	$12,253,269		$9,481,550	$12,420,850	$12,153,340	$12,732,150	$9,729,540	$3,090,012		$2,943,153	$3,748,177	$3,834,097	$3,989,049	$3,132,594
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.13	%(C)	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.13	%(C)	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.38	%(C)	2.77%	3.92%	3.21%	3.33%	3.72%	2.44	%(C)	2.13%	2.32%	1.90%	1.90%	1.99%
Portfolio Turnover Rate	3	%(B)	12%	16%	20%	17%	17%	2	%(B)	5%	12%	17%	13%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

186

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	32.70	%(B)	0.14%	5.27%	(8.14%)	16.21%	16.69%	49.30	%(B)	(14.87%)	10.67%	(8.90%)	29.87%	(15.82%)

Net Assets, End of Period (thousands)	$1,987,311		$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,555,736	$2,005,447		$1,475,782	$2,277,451	$2,188,825	$2,329,912	$1,683,465
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.11%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.70	%(C)	4.21%	4.11%	3.96%	3.82%	4.00%	2.08	%(C)	2.38%	3.43%	3.23%	3.40%	4.36%
Portfolio Turnover Rate	6	%(B)	18%	18%	18%	14%	10%	3	%(B)	9%	18%	14%	9%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

187

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	42.85	%(B)	(2.23%)	8.43%	(10.78%)	34.27%	6.10%	45.40	%(B)	6.02%	1.00%	(10.44%)	12.10%	20.77%

Net Assets, End of Period (thousands)	$6,166,780		$4,601,945	$5,607,495	$5,422,260	$5,751,059	$4,147,925	$1,456,872		$970,883	$1,148,615	$1,146,811	$1,190,222	$933,264
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.90	%(C)	2.15%	2.74%	2.51%	2.33%	2.49%	1.99	%(C)	2.08%	2.37%	2.11%	2.14%	2.52%
Portfolio Turnover Rate	5	%(B)	8%	17%	15%	13%	9%	7	%(B)	18%	12%	14%	22%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

188

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	26.78	%(B)	2.67%	11.40%	(11.83%)	25.26%	11.44%	34.89	%(B)	1.25%	13.47%	(16.06%)	21.55%	14.45%

Net Assets, End of Period (thousands)	$6,524,764		$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,997,731	$5,442,776		$4,906,954	$6,430,367	$6,306,302	$7,253,457	$5,515,647
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.13%	0.14%	0.14%	0.15%	0.15%	0.26	%(C)	0.25%	0.24%	0.24%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.14%	0.15%	0.14%	0.15%	0.15%	0.26	%(C)	0.26%	0.25%	0.24%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.45	%(C)	2.38%	3.04%	2.40%	2.23%	2.45%	1.55	%(C)	2.64%	2.90%	2.77%	2.78%	2.89%
Portfolio Turnover Rate	7	%(B)	22%	9%	12%	8%	5%	6	%(B)	18%	12%	12%	15%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

189

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

• Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

190

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

191

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

192

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The DFA International Value Series	$55
The Japanese Small Company Series	1
The Asia Pacific Small Company Series	1
The United Kingdom Small Company Series	—
The Continental Small Company Series	2
The Canadian Small Company Series	1
The Emerging Markets Series	16
The Emerging Markets Small Cap Series	9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amounts paid by the Trust to the CCO were $16 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$373
The Japanese Small Company Series	97
The Asia Pacific Small Company Series	50
The United Kingdom Small Company Series	60
The Continental Small Company Series	134
The Canadian Small Company Series	31
The Emerging Markets Series	169
The Emerging Markets Small Cap Series	143

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$350,642	$1,368,271
The Japanese Small Company Series	$61,101	$214,671
The Asia Pacific Small Company Series	$104,597	$100,840
The United Kingdom Small Company Series	$60,330	$190,560
The Continental Small Company Series	$256,321	$569,173
The Canadian Small Company Series	$149,171	$90,787

193

	Purchases	Sales
The Emerging Markets Series	$456,016	$1,074,844
The Emerging Markets Small Cap Series	$321,617	$1,328,137

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

Total	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$57,849	$301,473	$321,121	$2	$(5)	$38,198	3,301	$30	—

Total	$57,849	$301,473	$321,121	$2	$(5)	$38,198	3,301	$30	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$42,048	$117,289	$92,266	$(2)	$(1)	$67,068	5,797	$17	—

Total	$42,048	$117,289	$92,266	$(2)	$(1)	$67,068	5,797	$17	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$31,246	$70,867	$73,887	$(1)	$(2)	$28,223	2,439	$14	—

Total	$31,246	$70,867	$73,887	$(1)	$(2)	$28,223	2,439	$14	—
The Continental Small Company Series
The DFA Short Term Investment Fund	$324,418	$690,637	$605,734	—	$(21)	$409,300	35,376	$136	—

Total	$324,418	$690,637	$605,734	—	$(21)	$409,300	35,376	$136	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$146,332	$595,113	$534,672	$(8)	$(7)	$206,758	17,870	$87	—

Total	$146,332	$595,113	$534,672	$(8)	$(7)	$206,758	17,870	$87	—

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					Change in Unrealized Appreciation/
				Net Realized
	Balance at	Purchases	Proceeds	Gain/(Loss)		Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

Total	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$122,611	$294,788	$267,611	$(3)	$(8)	$149,777	12,945	$62	—

Total	$122,611	$294,788	$267,611	$(3)	$(8)	$149,777	12,945	$62	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$11,281,133	$2,624,517	$(936,477)	$1,688,040
The Japanese Small Company Series	2,645,556	838,110	(325,658)	512,452
The Asia Pacific Small Company Series	1,722,716	615,282	(261,417)	353,865
The United Kingdom Small Company Series	1,552,261	699,333	(208,945)	490,388
The Continental Small Company Series	4,637,083	2,392,997	(465,012)	1,927,985
The Canadian Small Company Series	1,281,422	518,151	(112,728)	405,423
The Emerging Markets Series	3,585,242	3,249,623	(192,123)	3,057,500
The Emerging Markets Small Cap Series	4,105,665	2,105,582	(573,488)	1,532,094

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$98,912
The Canadian Small Company Series	266
The Emerging Markets Series	66,159

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Futures*
The Emerging Markets Small Cap Series	$36,128

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts*,(1)
The DFA International Value Series	$4,379	$4,379
The Emerging Markets Small Cap Series	563	563

	Liability Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts (2)
The Emerging Markets Series	$(136)	$(136)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
The DFA International Value Series	$17,531	$17,531
The Canadian Small Company Series	42	42	*
The Emerging Markets Series	12,792	12,792
The Emerging Markets Small Cap Series	6,622	6,622

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$6,615	$6,615
The Emerging Markets Series	(173)	(173)
The Emerging Markets Small Cap Series	317	317

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

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(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2021
The DFA International Value Series	0.84%	$6,732	22	$3	$24,333	—
The Japanese Small Company Series	0.84%	1,915	7	—	3,404	—
The Asia Pacific Small Company Series	0.83%	161	25	—	1,745	—
The United Kingdom Small Company Series	0.83%	317	2	—	578	—
The Emerging Markets Series	0.84%	8,501	10	2	16,724	—
The Emerging Markets Small Cap Series	0.83%	10,357	19	5	38,728	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2021, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

198

agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$11,516	$52,530	$(1,667)
The Japanese Small Company Series	2,935	8,414	4,847
The Asia Pacific Small Company Series	3,869	16,312	9,355
The United Kingdom Small Company Series	8,284	12,440	1,265
The Continental Small Company Series	11,673	17,716	6,278
The Canadian Small Company Series	14,688	1,705	488
The Emerging Markets Series	169	2,438	440
The Emerging Markets Small Cap Series	1,244	4,395	(949)

J. Securities Lending:

As of April 30, 2021, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
The DFA International Value Series	$20,559
The Japanese Small Company Series	70,245
The Asia Pacific Small Company Series	100,966
The Continental Small Company Series	18,721
The Canadian Small Company Series	34,855
The Emerging Markets Series	160,432
The Emerging Markets Small Cap Series	525,848

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned

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securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$906,025	—	—	—	$906,025
The Japanese Small Company Series
Common Stocks	38,231	—	—	—	38,231
The Asia Pacific Small Company Series
Common Stocks	67,068	—	—	—	67,068
The United Kingdom Small Company Series
Common Stocks	28,223	—	—	—	28,223
The Continental Small Company Series
Common Stocks, Rights/Warrants	409,351	—	—	—	409,351
The Canadian Small Company Series
Common Stocks, Rights/Warrants	206,756	—	—	—	206,756
The Emerging Markets Series
Common Stocks	115,984	—	—	—	115,984
The Emerging Markets Small Cap Series
Common Stocks	149,742	—	—	—	149,742

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K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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O. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Series.

Management has evaluated the impact of all other subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

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DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$1,355.60	0.14%	$0.82
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

204

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.4%
Consumer Discretionary	8.7%
Consumer Staples	2.9%
Energy	9.5%
Financials	26.5%
Health Care	3.1%
Industrials	9.9%
Information Technology	12.6%
Materials	15.3%
Real Estate	6.4%
Utilities	1.7%

100.0%

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DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.5%)
BELGIUM — (0.0%)
Other Security		$1,089,948	0.0%

BRAZIL — (3.7%)
Petroleo Brasileiro SA	12,546,019	53,352,425	0.4%
# Petroleo Brasileiro SA 71654V101, Sponsored ADR	10,919,479	94,453,493	0.6%
Petroleo Brasileiro SA 71654V408, Sponsored ADR	7,227,913	61,292,702	0.4%
Vale SA	11,638,377	233,579,570	1.5%
Other Securities		142,522,874	0.9%

TOTAL BRAZIL		585,201,064	3.8%

CHILE — (0.7%)
Other Securities		113,774,254	0.7%

CHINA — (32.8%)
Agricultural Bank of China, Ltd., Class H	136,573,000	52,910,994	0.4%
* Baidu, Inc., Sponsored ADR	883,875	185,905,429	1.2%
Bank of China, Ltd., Class H	410,102,817	162,707,458	1.1%
China Construction Bank Corp., Class H	474,417,101	374,477,141	2.4%
China Merchants Bank Co., Ltd., Class H	15,515,500	124,626,874	0.8%
China Overseas Land & Investment, Ltd.	30,886,500	78,169,281	0.5%
China Resources Land, Ltd.	26,240,000	122,857,530	0.8%
China Shenhua Energy Co., Ltd., Class H	27,021,500	56,282,896	0.4%
Geely Automobile Holdings, Ltd.	26,250,000	68,373,157	0.5%
Industrial & Commercial Bank of China, Ltd., Class H	366,919,996	238,091,269	1.6%
PetroChina Co., Ltd., Class H	170,860,000	61,811,694	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	6,012,500	65,549,861	0.4%
* Trip.com Group, Ltd., ADR	2,109,940	82,456,455	0.6%
Other Securities		3,441,951,556	22.0%

TOTAL CHINA.		5,116,171,595	33.1%

COLOMBIA — (0.1%)
Other Securities		12,412,298	0.1%

CZECH REPUBLIC — (0.2%)
Other Securities		25,025,800	0.2%

GREECE — (0.2%)
Other Securities		34,924,204	0.2%

HONG KONG — (0.1%)
Other Securities		14,640,147	0.1%

HUNGARY — (0.2%)
Other Security		25,506,905	0.2%

INDIA — (10.7%)
* Axis Bank, Ltd.	7,153,052	68,449,075	0.5%
Hindalco Industries, Ltd.	12,397,455	60,650,968	0.4%
* ICICI Bank, Ltd., Sponsored ADR	4,638,233	75,603,196	0.5%
JSW Steel, Ltd.	5,784,238	55,561,934	0.4%

206

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Reliance Industries, Ltd.	14,066,236	$378,171,513	2.5%
* Tata Motors, Ltd.	13,087,848	51,313,635	0.3%
Wipro, Ltd.	9,341,647	61,751,472	0.4%
Other Securities		915,745,818	5.8%

TOTAL INDIA		1,667,247,611	10.8%

INDONESIA — (1.3%)
Other Securities		201,457,745	1.3%

MALAYSIA — (1.7%)
Other Securities		270,258,625	1.8%

MEXICO — (2.4%)
# Grupo Mexico S.A.B. de C.V., Class B	18,400,756	83,460,604	0.6%
Other Securities		284,074,205	1.8%

TOTAL MEXICO		367,534,809	2.4%

PHILIPPINES — (0.9%)
Other Securities		135,551,193	0.9%

POLAND — (0.8%)
Other Securities		124,790,805	0.8%

QATAR — (0.2%)
Other Securities		30,944,906	0.2%

RUSSIA — (1.2%)
Gazprom PJSC, Sponsored ADR	10,766,840	65,287,308	0.4%
Lukoil PJSC, Sponsored ADR	1,199,919	91,838,558	0.6%
Other Securities		25,606,998	0.2%

TOTAL RUSSIA		182,732,864	1.2%

SAUDI ARABIA — (2.1%)
Other Securities		329,664,916	2.1%

SOUTH AFRICA — (3.8%)
# Impala Platinum Holdings, Ltd.	3,928,399	73,406,214	0.5%
#* MTN Group, Ltd.	13,098,137	82,868,124	0.5%
# Standard Bank Group, Ltd.	7,546,977	61,377,373	0.4%
Other Securities		375,089,615	2.4%

TOTAL SOUTH AFRICA		592,741,326	3.8%

SOUTH KOREA — (14.6%)
Hana Financial Group, Inc.	1,766,259	72,397,848	0.5%
Hyundai Mobis Co., Ltd.	228,719	55,356,372	0.4%
Hyundai Motor Co.	554,470	105,433,475	0.7%
# KB Financial Group, Inc., ADR	2,684,385	131,320,114	0.9%
Kia Corp.	939,529	65,167,958	0.4%
LG Electronics, Inc.	571,652	80,312,587	0.5%
POSCO, Sponsored ADR	942,921	76,763,198	0.5%
Samsung Electronics Co., Ltd.	2,005,123	146,144,350	1.0%
SK Hynix, Inc.	682,641	77,876,554	0.5%

207

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$1,465,792,611	9.4%

TOTAL SOUTH KOREA.		2,276,565,067	14.8%

TAIWAN — (17.1%)
Cathay Financial Holding Co., Ltd.	42,531,459	79,399,198	0.5%
China Steel Corp.	46,635,320	65,266,569	0.4%
CTBC Financial Holding Co., Ltd.	110,207,073	89,691,095	0.6%
E.Sun Financial Holding Co., Ltd.	59,629,310	57,463,447	0.4%
Fubon Financial Holding Co., Ltd.	37,414,471	85,732,709	0.6%
Hon Hai Precision Industry Co., Ltd.	44,163,192	181,556,920	1.2%
# Taiwan Cement Corp.	34,159,948	63,576,166	0.4%
# United Microelectronics Corp.	58,384,681	116,448,784	0.8%
Yuanta Financial Holding Co., Ltd.	70,237,994	65,147,762	0.4%
Other Securities		1,867,088,387	12.0%

TOTAL TAIWAN		2,671,371,037	17.3%

THAILAND — (2.0%)
PTT PCL	59,242,400	76,104,247	0.5%
Other Securities		237,024,830	1.5%

TOTAL THAILAND		313,129,077	2.0%

TURKEY — (0.5%)
Other Securities		79,575,314	0.5%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		31,799,256	0.2%

UNITED KINGDOM — (0.0%)
Other Security		336,634	0.0%

TOTAL COMMON STOCKS		15,204,447,400	98.5%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	12,313,212	53,541,125	0.4%
Other Securities		35,790,721	0.2%

TOTAL BRAZIL		89,331,846	0.6%

COLOMBIA — (0.0%)
Other Securities		4,856,408	0.0%

PHILIPPINES — (0.0%)
Other Security		816,643	0.0%

TOTAL PREFERRED STOCKS		95,004,897	0.6%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Securities		254,305	0.0%

208

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$130,373	0.0%

TOTAL RIGHTS/WARRANTS		384,678	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,487,788,500)		15,299,836,975

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	26,250,738	303,721,033	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $11,791,458,889)		$15,603,558,008	101.1%

As of April 30, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,042,919	$43,439,500	$396,581
S&P 500® Emini Index	263	06/18/21	54,319,362	54,893,360	573,998

Total Futures Contracts			$97,362,281	$98,332,860	$970,579

Summary of the Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium.	—	$1,089,948	—	$1,089,948
Brazil	$585,201,064	—	—	585,201,064
Chile	113,774,254	—	—	113,774,254
China	440,369,052	4,675,802,543	—	5,116,171,595
Colombia	12,412,298	—	—	12,412,298
Czech Republic	—	25,025,800	—	25,025,800
Greece	—	34,924,204	—	34,924,204
Hong Kong	10,404,851	4,235,296	—	14,640,147
Hungary	—	25,506,905	—	25,506,905
India	91,662,357	1,575,585,254	—	1,667,247,611
Indonesia	177,466	201,280,279	—	201,457,745
Malaysia	—	270,258,625	—	270,258,625
Mexico	367,534,809	—	—	367,534,809
Philippines	—	135,551,193	—	135,551,193
Poland	—	124,790,805	—	124,790,805
Qatar	—	30,944,906	—	30,944,906
Russia	19,998,817	162,734,047	—	182,732,864
Saudi Arabia	—	329,664,916	—	329,664,916
South Africa	66,217,824	526,523,502	—	592,741,326
South Korea	296,787,624	1,979,777,443	—	2,276,565,067
Taiwan	46,379,245	2,624,991,792	—	2,671,371,037
Thailand	313,129,077	—	—	313,129,077

209

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	$683,398	$78,891,916	—	$79,575,314
United Arab Emirates	—	31,799,256	—	31,799,256
United Kingdom	—	336,634	—	336,634
Preferred Stocks
Brazil	89,331,846	—	—	89,331,846
Colombia	4,856,408	—	—	4,856,408
Philippines	816,643	—	—	816,643
Rights/Warrants
South Korea	—	254,305	—	254,305
Taiwan	—	130,373	—	130,373
Securities Lending Collateral	—	303,721,033	—	303,721,033
Futures Contracts**	970,579	—	—	970,579

TOTAL	$2,460,707,612	$13,143,820,975	—	$15,604,528,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

210

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund
ASSETS:
Investment Securities at Value (including $752,776 of securities on loan)*	$15,299,837
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $303,670)	303,721
Segregated Cash for Futures Contracts	5,683
Foreign Currencies at Value	58,542
Cash	111,020
Receivables:
Investment Securities Sold	19,626
Dividends, Interest and Tax Reclaims	19,647
Securities Lending Income	1,341
Prepaid Expenses and Other Assets	19

Total Assets	15,819,436

LIABILITIES:
Payables:
Upon Return of Securities Loaned	303,717
Investment Securities Purchased	22,895
Due to Advisor	1,246
Futures Margin Variation	576
Unrealized Loss on Foreign Currency Contracts	5
Deferred Taxes Payable	49,211
Accrued Expenses and Other Liabilities	2,628

Total Liabilities	380,278

NET ASSETS	$15,439,158

Investment Securities at Cost	$11,487,789

Foreign Currencies at Cost	$57,591

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

211

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $13,732)	$115,393
Income from Securities Lending.	5,901

Total Investment Income.	121,294

Expenses
Investment Management Fees.	7,416
Accounting & Transfer Agent Fees	332
Custodian Fees.	2,189
Shareholders’ Reports.	9
Directors’/Trustees’ Fees & Expenses	115
Professional Fees.	162
Other.	464

Total Expenses	10,687

Fees Paid Indirectly (Note C)	25

Net Expenses.	10,662

Net Investment Income (Loss)	110,632

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	123,074
Futures.	27,574
Foreign Currency Transactions.	(1,243)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	4,151,677
Affiliated Investment Companies Shares	(21)
Futures.	1,360
Translation of Foreign Currency-Denominated Amounts.	(170)

Net Realized and Unrealized Gain (Loss)	4,302,251

Net Increase (Decrease) in Net Assets Resulting from Operations.	$4,412,883

**	Net of foreign capital gain taxes withheld of $608.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

212

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$110,632	$482,213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	123,074	(1,060,455)
Futures	27,574	32,312
Foreign Currency Transactions	(1,243)	(13,373)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,151,677	(1,145,339)
Affiliated Investment Companies Shares	(21)	14
Futures	1,360	(3,697)
Translation of Foreign Currency-Denominated Amounts	(170)	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,412,883	(1,708,365)

Transactions in Interest:
Contributions	237,585	916,139
Withdrawals	(2,081,565)	(3,763,616)

Net Increase (Decrease) from Transactions in Interest	(1,843,980)	(2,847,477)

Total Increase (Decrease) in Net Assets	2,568,903	(4,555,842)
Net Assets
Beginning of Period	12,870,255	17,426,097

End of Period	$15,439,158	$12,870,255

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $608.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $370.

See accompanying Notes to Financial Statements.

213

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2016
	(Unaudited)
Total Return	35.56%(B)	(9.41%)	5.24%	(9.06%)	24.89%	15.80%

Net Assets, End of Period (thousands)	$15,439,158	$12,870,255	$17,426,097	$16,684,907	$19,612,211	$16,647,507
Ratio of Expenses to Average Net Assets	0.14%(C)	0.14%	0.13%	0.14%	0.16%	0.16%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.14%(C)	0.14%	0.15%	0.14%	0.16%	0.16%
Ratio of Net Investment Income to Average
Net Assets	1.49%(C)	3.25%	2.95%	2.78%	2.64%	2.72%
Portfolio Turnover Rate	8%(B)	20%	14%	13%	14%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

214

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities

215

exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $572 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred

216

fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2021, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2021, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$25

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $3 (in thousands) and are included in Other Expenses on the Statement of Operations.

217

D. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,099,557	$2,832,822

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$229,226	$652,923	$578,407	—	$(21)	$303,721	26,251	$115	—

Total	$229,226	$652,923	$578,407	—	$(21)	$303,721	26,251	$115	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$11,904,170	$5,086,565	$(1,274,466)	$3,812,099

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$85,812

*	Average Notional Value of contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts*,(1)

Dimensional Emerging Markets Value Fund	$971	$971

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

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*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)

Dimensional Emerging Markets Value Fund	$27,574	$27,574

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$1,360	$1,360

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2021
Dimensional Emerging Markets Value Fund	0.82%	$8,137	12	$2	$14,858	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding	Income	During the Period	as of 04/30/2021
Dimensional Emerging Markets Value Fund	Borrower	0.43%	$46,012	1	$1	$46,012	—

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2021, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	—	$323	$(120)

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I. Securities Lending:

As of April 30, 2021, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$627,021

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Dimensional Emerging Markets Value Fund
Common Stocks	$303,717	—	—	—	$303,717

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J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Fund is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

223

N. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled _Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Fund.

Management has evaluated the impact of all other subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

224

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

225

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

226

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

227

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

228

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

229

DFA043021-001SI 00262272

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Municipal Real Return Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA California Municipal Real Return Portfolio

DFA Short-Term Government Portfolio	DFA Municipal Bond Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Municipal Bond Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Intermediate-Term Municipal Bond Portfolio

DFA Intermediate-Term Extended Quality Portfolio	DFA Selective State Municipal Bond Portfolio

DFA Targeted Credit Portfolio	DFA California Short-Term Municipal Bond Portfolio

DFA Global Core Plus Fixed Income Portfolio	DFA California Intermediate-Term Municipal Bond Portfolio

DFA Investment Grade Portfolio	DFA NY Municipal Bond Portfolio

DFA Diversified Fixed Income Portfolio	DFA MN Municipal Bond Portfolio

DFA LTIP Portfolio	DFA Oregon Municipal Bond Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

Page
Statement Regarding Liquidity Risk Management Program	324
Board Approval of Investment Management Agreements	326

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
P.L.C.	Public Limited Company
SA	Special Assessment
SONIO/N	Sterling Overnight Index Average
TBA	To be announced
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
ETM	Escrowed to Maturity
GO	General Obligation
NATL-IBC	National Public Finance Guarantee Corporation Insurance Bond Certificate
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
SD CRED PROG	School District Credit Program
ST HGR ED INTER	Higher Education Revenue Bond Intercept Program
SCH BD RES FD	School Board Resolution Fund
ST GTD	State Guaranteed
NPFGC	National Public Finance Guarantee Corp.
FGIC	Federal Guaranty Insurance Corporation
MN CRED PROG	Minnesota School District Credit Program
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

SGD	Singapore Dollars
JPY	Japanese Yen

Investment Footnotes
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
¥	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,000.20	0.17%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,000.70	0.17%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,004.40	0.17%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,002.10	0.25%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$955.00	0.20%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$995.30	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$964.20	0.12%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,004.50	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$986.50	0.22%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$1,010.70	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$993.60	0.28%	$1.38
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40
DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$983.40	0.22%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$987.60	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$954.80	0.14%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,023.30	0.11%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$1,029.20	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Global Core Plus Real Return Portfolio (3)
Actual Fund Return	$1,000.00	$997.00	0.30%	$0.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,041.40	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,036.40	0.27%	$1.36
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,001.00	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,000.00	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,002.20	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,008.80	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,002.00	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,001.70	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,002.50	0.25%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,000.50	0.32%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,000.40	0.32%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

DFA Global Core Plus Real Return Portfolio commenced operations on April 26, 2021. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (4), then divided by the number of days in the year (365) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 184 day period for the period ended April 30, 2021 to allow for comparability.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021 (and April 7, 2021 for the DFA One-Year Fixed Income Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Corporate	0.4%
Government	26.9%
Foreign Corporate	22.2%
Foreign Government	19.6%
Supranational	30.9%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Corporate	5.4%
Government	9.6%
Foreign Corporate	26.8%
Foreign Government	40.8%
Supranational.	17.4%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Corporate.	33.7%
Government	7.6%
Foreign Corporate	26.7%
Foreign Government	22.2%
Supranational.	9.8%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Corporate	6.3%
Government	24.1%
Foreign Corporate	26.8%
Foreign Government	29.8%
Supranational	13.0%

100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Government	2.2%
Foreign Government	86.3%
Supranational	11.5%
100.0%

DFA Short-Term Government Portfolio
Government	100.0%

100.0%

DFA Intermediate Government Fixed Income Portfolio
Government	100.0%

100.0%

DFA Short-Term Extended Quality Portfolio
Corporate	32.4%
Government	14.0%
Foreign Corporate	23.8%
Foreign Government	15.3%
Supranational	14.5%

100.0%

DFA Intermediate-Term Extended Quality Portfolio
Corporate	79.0%
Government	6.5%
Foreign Corporate	14.1%
Foreign Government	0.4%

100.0%

DFA Targeted Credit Portfolio
Corporate	62.9%
Government	2.8%
Foreign Corporate	33.7%
Foreign Government	0.6%

100.0%

DFA Global Core Plus Fixed Income Portfolio
Corporate	55.9%
Government	0.5%
Foreign Corporate	19.9%
Foreign Government	21.2%
Supranational.	2.5%

100.0%

DFA Investment Grade Portfolio
Corporate	43.8%
Government	48.2%
Foreign Corporate	7.8%
Foreign Government	0.2%

100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Diversified Fixed Income Portfolio
Government	19.9%
Affiliated Investment Companies	80.1%

100.0%

DFA LTIP Portfolio
Government	100.0%

100.0%

DFA Inflation-Protected Securities Portfolio
Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Corporate	40.9%
Government	8.1%
Foreign Corporate	27.3%
Foreign Government	16.0%
Supranational.	7.7%

100.0%

DFA Global Core Plus Real Return Portfolio
Corporate	55.1%
Government	4.8%
Foreign Corporate	13.6%
Foreign Government	21.8%
Supranational.	4.7%

100.0%

DFA Municipal Real Return Portfolio
Muni G.O. Local	55.0%
Muni G.O. State	18.3%
Muni Revenue	22.5%
Muni Pre-Refunded	4.2%

100.0%

DFA California Municipal Real Return Portfolio
Muni G.O. Local	45.3%
Muni G.O. State	16.8%
Muni Revenue	17.4%
Muni Pre-Refunded	20.5%

100.0%

DFA Municipal Bond Portfolio
Muni G.O. Local	59.9%
Muni G.O. State	20.1%
Muni Revenue	15.9%
Muni Pre-Refunded	4.1%

100.0%

DFA Short-Term Municipal Bond Portfolio
Corporate	0.1%
Muni G.O. Local	59.7%
Muni G.O. State	14.5%
Muni Revenue	13.0%
Muni Pre-Refunded	12.7%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	51.3%
Muni G.O. State	27.4%
Muni Revenue	17.6%
Muni Pre-Refunded	3.7%

100.0%

DFA Selective State Municipal Bond Portfolio
Muni G.O. Local	37.5%
Muni G.O. State	9.8%
Muni Revenue	51.0%
Muni Pre-Refunded	1.7%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Muni G.O. Local	50.8%
Muni G.O. State	17.2%
Muni Insured	0.4%
Muni Revenue	16.9%
Muni Pre-Refunded	14.7%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	36.5%
Muni G.O. State	19.4%
Muni Revenue	27.0%
Muni Pre-Refunded	17.1%

100.0%

DFA NY Municipal Bond Portfolio
Muni G.O. Local	65.4%
Muni G.O. State	3.9%
Muni Revenue	15.5%
Muni Pre-Refunded	15.2%

100.0%

DFA MN Municipal Bond Portfolio
Muni G.O. Local	62.1%
Muni G.O. State	15.2%
Muni Revenue	21.6%
Muni Pre-Refunded	1.1%

100.0%

DFA Oregon Municipal Bond Portfolio
Muni G.O. Local	46.0%
Muni G.O. State	14.5%
Muni Revenue.	28.5%
Muni Pre-Refunded	11.0%

100.0%

8

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
BONDS — (19.0%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.194%, 12/15/21	87,000	$87,014,476
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r) 0.691%, 02/09/22	5,110	5,129,514
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.194%, 12/15/21	151,500	151,519,559
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.251%, 09/10/21	40,750	40,773,227
Bank of Nova Scotia (The)
2.800%, 07/21/21	15,000	15,083,622
CDP Financial, Inc.
2.125%, 06/11/21	3,000	3,005,940
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r) 1.006%, 09/06/21	3,500	3,509,845
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.284%, 11/15/21	50,700	50,721,294
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.276%, 08/19/22	54,852	54,963,350
(r) 0.270%, 03/13/23	15,555	15,596,065
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r) 0.301%, 06/10/22	18,750	18,791,170
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r) 0.198%, 10/25/21	74,365	74,355,333

		Face Amount	Value†
		(000)
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)	0.184%, 01/15/22	159	$159,003
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.270%, 09/16/22	52,750	52,870,797
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.314%, 10/12/21	68,680	68,690,577
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.140%, 01/13/23	89,187	89,225,350
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.240%, 08/23/21	23,500	23,507,755
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.256%, 02/24/22	96,500	96,551,145
(r)	0.256%, 02/24/22	14,000	14,007,420
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)Ω	0.306%, 09/08/21	4,000	4,001,859
(r)	0.306%, 09/08/21	3,000	3,000,906
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.313%, 09/27/21	9,187	9,190,620

9

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.360%, 03/15/22	65,800	$65,921,072
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.254%, 12/15/21	42,200	42,216,426
(r)	0.254%, 12/15/21	115,000	115,044,764
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.192%, 11/22/21	20,000	20,000,040
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.304%, 12/13/21	12,600	12,608,714
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.00%, FRN
(r)	1.010%, 12/19/22	75,000	76,074,750
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r)	0.646%, 05/24/21	7,000	7,001,851
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r)	0.607%, 06/11/21	18,350	18,358,301
Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.240%, FRN
#(r)	0.250%, 01/06/23	14,867	14,876,489
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.427%, 06/23/21	4,105	4,106,591

TOTAL BONDS			1,257,877,825

		Face Amount	Value†
		(000)
CERTIFICATES OF DEPOSIT — (7.0%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.223%, 03/10/22	28,000	$28,002,384
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.210%, 02/11/22	35,000	35,009,830
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.326%, 05/26/21	55,000	55,008,743
(r)Ω	0.331%, 05/28/21	89,000	89,015,798
Royal Bank Of Canada, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.234%, 03/11/22	50,000	50,004,271
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)Ω	0.188%, 10/12/21	25,000	25,000,000
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)Ω	0.323%, 05/11/21	10,000	10,000,000
Toronto-Dominion Bank, Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	0.343%, 05/07/21	20,000	20,000,316
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω	0.274%, 07/15/21	60,000	60,010,794
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω	0.211%, 02/07/22	20,000	19,996,970
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω	0.273%, 06/04/21	50,000	50,005,594

10

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.180%, 04/19/22	22,000	$21,998,934

TOTAL CERTIFICATES OF DEPOSIT			464,053,634

U.S. TREASURY OBLIGATIONS — (9.5%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r)	0.069%, 01/31/23	197,000	197,076,168
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r)	0.075%, 07/31/22	208,000	208,099,551
(r)	0.075%, 10/31/22	125,000	125,062,621
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
#(r)	0.134%, 04/30/22	104,000	104,104,557

TOTAL U.S. TREASURY OBLIGATIONS			634,342,897

TOTAL INVESTMENT SECURITIES
(Cost $2,355,416,308)			2,356,274,356

COMMERCIAL PAPER — (63.2%)
Apple, Inc.
Ω	0.040%, 05/25/21	50,000	49,997,708
Ω	0.040%, 06/03/21	50,000	49,997,214
Banque Et Caisse d’Epargne de l’Etat
	0.165%, 05/03/21	9,000	8,999,970
	0.150%, 06/10/21	5,000	4,999,596
	0.132%, 07/01/21	110,000	109,982,950
	0.142%, 07/07/21	38,000	37,993,540
	0.132%, 09/01/21	30,000	29,987,393
BNG Bank NV
Ω	0.213%, 06/08/21	99,000	98,989,811
Ω	0.218%, 06/16/21	15,000	14,997,905
Ω	0.140%, 06/09/21	40,000	39,995,689
	0.120%, 06/16/21	40,000	39,994,412
Caisse des Depots et Consignations
Ω	0.135%, 05/04/21	45,000	44,999,700
Ω	0.010%, 05/11/21	19,700	19,699,609
Ω	0.010%, 05/14/21	55,000	54,998,524
Ω	0.010%, 05/24/21	23,000	22,998,881
Ω	0.132%, 06/02/21	34,000	33,997,444

		Face Amount	Value†
		(000)
Ω	0.130%, 07/06/21	15,000	$14,997,069
Canadian Imperial Bank of Commerce
Ω	0.010%, 09/14/21	94,750	94,697,356
CDP Financial, Inc.
Ω	0.170%, 05/03/21	35,000	34,999,883
Ω	0.200%, 05/12/21	10,000	9,999,847
Ω	0.142%, 06/18/21	25,000	24,997,312
Ω	0.190%, 07/06/21	74,250	74,236,872
Ω	0.193%, 07/07/21	35,000	34,993,720
Ω	0.160%, 07/12/21	6,000	5,998,796
Ω	0.130%, 06/01/21	6,000	5,999,669
Commonwealth Bank of Australia
Ω	0.110%, 05/26/21	9,250	9,249,412
	0.120%, 05/26/21	35,000	34,997,775
DNB NOR Bank ASA
Ω	0.155%, 05/24/21	35,000	34,998,717
Ω	0.165%, 06/24/21	60,000	59,992,942
Ω	0.155%, 07/08/21	54,750	54,740,976
Ω	0.162%, 11/23/21	40,000	39,966,650
Erste Abwicklungsanstalt
Ω	0.150%, 06/01/21	11,000	10,999,198
Ω	0.010%, 05/03/21	13,000	12,999,935
	0.135%, 05/07/21	10,166	10,165,881
Ω	0.135%, 07/14/21	12,550	12,547,516
Ω	0.152%, 08/20/21	35,000	34,986,715
	0.140%, 08/20/21	43,000	42,983,679
European Investment Bank
	0.091%, 07/22/21	20,000	19,995,020
	0.101%, 07/22/21	65,000	64,983,815
	0.091%, 08/20/21	53,000	52,980,708
	0.122%, 10/18/21	33,000	32,977,428
Export Development Canada
	0.090%, 07/07/21	33,000	32,996,447
	0.091%, 07/09/21	41,000	40,995,456
	0.100%, 09/01/21	5,000	4,998,777
	0.010%, 09/02/21	46,250	46,238,437
	0.100%, 09/02/21	55,000	54,986,250
FMS Wertmanagement
Ω	0.170%, 08/04/21	45,000	44,983,200
Ω	0.122%, 05/11/21	23,000	22,999,649
Ω	0.152%, 06/23/21	26,000	25,996,256
Ω	0.160%, 08/05/21	37,000	36,986,043
Ω	0.010%, 07/21/21	13,000	12,996,091
KFW International Finance, Inc.
Ω	0.125%, 05/11/21	25,000	24,999,580
Ω	0.010%, 05/12/21	47,000	46,999,123
Ω	0.010%, 05/25/21	35,000	34,998,201
Ω	0.147%, 06/22/21	72,500	72,489,860
Kingdom of Denmark
	0.095%, 05/17/21	54,000	53,998,955
	0.100%, 05/19/21	30,000	29,999,319
	0.110%, 05/19/21	60,000	59,998,639

11

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
	0.096%, 05/20/21	30,000	$29,999,283
	0.125%, 06/23/21	20,000	19,998,260
Landesbank Hessen-Thuringen
Ω	0.152%, 06/09/21	19,000	18,997,614
National Australia Bank, Ltd.
Ω	0.142%, 06/01/21	30,000	29,997,573
National Securities Clearing Corp.
Ω	0.080%, 05/06/21	32,000	31,999,787
Ω	0.071%, 06/08/21	40,750	40,746,954
Nederlandse Waterschapsbank NV
Ω	0.145%, 09/27/21	33,000	32,978,688
Nordea Bank AB
Ω	0.112%, 06/15/21	50,000	49,994,250
Ω	0.117%, 06/22/21	50,000	49,993,375
Nordea Bank Abp
Ω	0.157%, 10/26/21	65,000	64,948,289
Novartis Finance Corp.
Ω	0.070%, 05/17/21	28,350	28,349,197
NRW Bank
	0.140%, 05/07/21	26,250	26,249,745
Ω	0.010%, 05/12/21	40,000	39,999,253
Ω	0.135%, 05/18/21	40,000	39,998,800
Ω	0.127%, 05/26/21	30,000	29,998,462
Ω	0.010%, 08/03/21	60,000	59,980,684
Oesterreichische Kontrollbank AG
	0.101%, 05/10/21	40,000	39,999,511
	0.055%, 06/03/21	33,000	32,998,005
Province of Alberta
Ω	0.210%, 06/21/21	20,000	19,997,487
Ω	0.110%, 05/10/21	2,500	2,499,958
Ω	0.110%, 05/19/21	50,000	49,998,232
Ω	0.110%, 07/08/21	14,600	14,597,398
Ω	0.110%, 07/09/21	40,000	39,992,767
Ω	0.200%, 01/12/22	10,600	10,588,952
Province of British Columbia
	0.190%, 06/09/21	13,000	12,999,234
PSP Capital, Inc.
Ω	0.200%, 05/18/21	9,250	9,249,760
Ω	0.170%, 07/13/21	32,500	32,493,653
Ω	0.110%, 06/15/21	29,000	28,997,184
Ω	0.130%, 08/03/21	22,700	22,693,830
Ω	0.165%, 08/13/21	8,206	8,203,367
Ω	0.130%, 08/05/21	28,000	27,992,078
Ω	0.010%, 10/14/21	10,000	9,993,598
Ω	0.152%, 11/10/21	50,000	49,963,625
Queensland Treasury Corp.
	0.140%, 06/04/21	50,000	49,997,472

		Face Amount	Value†
		(000)
	0.150%, 06/04/21	11,250	$11,249,431
	0.140%, 06/10/21	35,000	34,997,847
	0.152%, 07/09/21	47,250	47,244,212
	0.112%, 08/16/21	20,000	19,995,080
	0.152%, 10/06/21	26,000	25,988,172
Shell International Finance BV
Ω	0.220%, 07/08/21	9,500	9,497,942
Ω	0.240%, 08/12/21	24,000	23,991,056
Ω	0.240%, 08/20/21	16,550	16,543,049
Ω	0.230%, 08/23/21	45,000	44,980,306
Ω	0.100%, 05/20/21	36,000	35,999,040
Ω	0.100%, 05/25/21	9,231	9,230,538
Skandinaviska Enskilda Banken AB
Ω	0.183%, 09/20/21	75,000	74,953,823
Ω	0.183%, 09/22/21	50,000	49,968,382
Ω	0.010%, 12/16/21	65,000	64,926,911
Svenska Handelsbanken AB
Ω	0.135%, 05/18/21	6,000	5,999,775
Ω	0.170%, 09/02/21	60,000	59,972,917
Ω	0.180%, 10/05/21	79,500	79,451,849
SwedBanK AB
	0.125%, 06/02/21	8,000	7,999,553
	0.150%, 06/11/21	75,000	74,994,400
	0.140%, 06/15/21	33,995	33,992,176
	0.175%, 09/07/21	70,000	69,967,897
Total Capital Canada, Ltd.
Ω	0.220%, 05/03/21	47,432	47,431,787
Ω	0.223%, 05/04/21	40,000	39,999,751
Ω	0.010%, 08/03/21	105,000	104,971,460

TOTAL COMMERCIAL PAPER
(Cost $4,192,325,684)			4,192,611,199

		Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	73,800,820	73,800,820

SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	751,833	8,698,702

TOTAL INVESTMENTS — (100.0%)
(Cost $6,630,241,507)			$6,631,385,077

12

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$1,257,877,825	—	$1,257,877,825
U.S. Treasury Obligations	—	634,342,897	—	634,342,897
Certificates of Deposit	—	464,053,634	—	464,053,634
Commercial Paper	—	4,192,611,199	—	4,192,611,199
Temporary Cash Investments	$73,800,820	—	—	73,800,820
Securities Lending Collateral	—	8,698,702	—	8,698,702

TOTAL	$73,800,820	$6,557,584,257	—	$6,631,385,077

See accompanying Notes to Financial Statements.

13

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note
(r)	1M USD LIBOR + 0.000%, FRN, 0.113%, 08/09/21		8,000	$8,001,032
Tenessee Valley Authority
	5.350%, 06/07/21	GBP	6,074	8,428,547

TOTAL AGENCY OBLIGATIONS				16,429,579

BONDS — (68.6%)
AUSTRALIA — (5.3%)
Australia & New Zealand Banking Group, Ltd. 2.950%, 07/16/21		AUD	27,700	21,459,587
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 0.750%, FRN, 0.792%, 07/16/21	AUD	1,000	771,424
(r)	3M Swap + 1.130%, FRN, 1.140%, 08/16/21	AUD	4,497	3,474,638
(r)	3M Swap + 0.820%, FRN, 0.857%, 12/06/21	AUD	2,000	1,547,233
(r)	3M Swap + 0.880%, FRN, 0.890%, 02/08/22	AUD	9,000	6,974,881
(r)	3M Swap + 1.000%, FRN, 1.037%, 03/07/22	AUD	13,540	10,508,714
(r)	3M Swap + 0.580%, FRN, 0.610%, 08/29/22	AUD	12,000	9,298,915
(r)	3M Swap + 0.770%, FRN, 0.814%, 01/18/23	AUD	17,350	13,502,342
(r)	3M Swap + 0.900%, FRN, 0.910%, 05/09/23	AUD	12,000	9,377,435
Commonwealth Bank of Australia
	2.900%, 07/12/21	AUD	6,000	4,646,415
	2.750%, 08/16/21	AUD	10,500	8,148,473

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Commonwealth Bank of Australia, Floating Rate Note
(r)	3M Swap + 0.730%, FRN, 0.740%, 08/16/21	AUD	2,000	$1,543,535
(r)	3M USD LIBOR + 0.830%, FRN, 1.006%, 09/06/21		6,626	6,644,639
(r)	3M Swap + 0.880%, FRN, 0.920%, 07/25/22	AUD	17,500	13,608,041
National Australia Bank, Ltd.
	0.875%, 01/20/22	EUR	700	849,805
National Australia Bank, Ltd., Floating Rate Note
(r)Ω	3M Swap + 1.170%, FRN, 1.180%, 05/12/21	AUD	5,000	3,852,671
(r)	3M Swap + 1.050%, FRN, 1.090%, 10/21/21	AUD	1,500	1,160,677
(r)	3M USD LIBOR + 0.710%, FRN, 0.886%, 11/04/21		2,507	2,515,480
(r)	3M Swap + 0.900%, FRN, 0.935%, 07/05/22	AUD	6,000	4,664,190
(r)	3M Swap + 0.800%, FRN, 0.811%, 02/10/23	AUD	47,626	37,089,877
(r)	3M Swap + 0.090%, FRN, 0.910%, 05/16/23	AUD	2,000	1,562,795
(r)	3M Swap + 0.950%, FRN, 0.960%, 09/26/23	AUD	49,500	38,769,361
Queensland Treasury Corp.
	5.500%, 06/21/21	AUD	45,000	34,913,877
South Australian Government Financing Authority
	5.000%, 05/20/21	AUD	3,534	2,728,380
Western Australian Treasury Corp.
	7.000%, 07/15/21	AUD	40,000	31,239,657

14

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Westpac Banking Corp., Floating Rate Note
(r) 3M Swap + 1.110%, FRN, 1.120%, 02/07/22	AUD	7,800	$6,054,699
(r) 3M Swap + 0.620%, FRN, 0.630%, 05/16/22	AUD	14,100	10,917,517
(r) 3M Swap + 0.810%, FRN, 0.852%, 10/27/22	AUD	5,000	3,888,759

TOTAL AUSTRALIA			291,714,017

BELGIUM — (0.2%)
Dexia Credit Local SA
0.875%, 09/07/21	GBP	9,000	12,457,561
1.125%, 06/15/22	GBP	400	557,898

TOTAL BELGIUM			13,015,459

CANADA — (19.0%)
Alberta, Province of Canada
1.000%, 11/15/21	GBP	1,000	1,386,574
Bank of Montreal
1.610%, 10/28/21	CAD	7,500	6,141,866
0.250%, 11/17/21	EUR	28,000	33,800,133
2.270%, 07/11/22	CAD	20,000	16,629,053
2.890%, 06/20/23	CAD	10,000	8,508,888
Bank of Montreal, Floating Rate Note
(r) 3M Swap + 0.770%, FRN, 0.807%, 09/07/21	AUD	9,500	7,335,221
(r) 3M EURIBOR +
0.500%, FRN, 0.000%, 09/28/21	EUR	31,319	37,732,178
(r) 3M EURIBOR + 0.500%, FRN, 0.000%, 03/14/22	EUR	1,500	1,810,768
(r) 3M Swap + 0.920%, FRN, 0.955%, 10/06/22	AUD	11,570	8,997,622
Bank of Nova Scotia (The)
2.873%, 06/04/21	CAD	15,000	12,231,502
1.900%, 12/02/21	CAD	33,700	27,677,511
0.375%, 04/06/22	EUR	2,000	2,422,398
1.830%, 04/27/22	CAD	35,000	28,882,439
1.250%, 06/08/22	GBP	1,000	1,394,484

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	Bank of Nova Scotia (The), Floating Rate Note, 3M GBP LIBOR + 0.380%, FRN
(r)	0.459%, 06/11/21	GBP	4,300	$5,940,544
	Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.160%, FRN
(r)Ω	0.598%, 03/15/22	CAD	157,000	128,191,653
	Canadian Government Bond
	2.250%, 03/01/24	CAD	25,000	21,380,019
	0.250%, 04/01/24	CAD	20,000	16,157,995
	Canadian Imperial Bank of Commerce
	2.900%, 09/14/21	CAD	73,000	59,959,598
	2.040%, 03/21/22	CAD	40,000	33,023,797
	2.300%, 07/11/22	CAD	10,000	8,316,804
	Export Development Canada
	2.400%, 06/07/21	AUD	15,000	11,580,105
	Export Development Canada, Floating Rate Note, 3M GBP LIBOR + 0.080%, FRN
(r)	0.136%, 11/15/21	GBP	5,000	6,904,474
	Manitoba, Province of Canada
	3.850%, 12/01/21	CAD	15,000	12,457,267
	Province of Alberta Canada
	1.350%, 09/01/21	CAD	55,000	44,915,511
	Province of British Columbia Canada
	3.300%, 12/18/23	CAD	5,000	4,358,256
	Province of Manitoba Canada
	1.550%, 09/05/21	CAD	19,030	15,553,307
	0.750%, 12/15/21	GBP	12,760	17,673,860
	Province of Nova Scotia Canada, Floating Rate Note, 3M CDOR + 0.110%, FRN
(r)	0.548%, 11/09/22	CAD	7,589	6,202,278
	Province of Ontario Canada, Floating Rate Note
(r)	3M CDOR + 0.150%, FRN, 0.585%, 06/27/22	CAD	96,300	78,703,303
(r)	3M CDOR + 0.050%, FRN, 0.488%, 08/21/23	CAD	59,200	48,440,786
	Province of Quebec Canada
	4.250%, 12/01/21	CAD	15,000	12,489,241
	2.250%, 02/22/24	CAD	42,000	35,733,572

15

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.415%, FRN
(r) 0.850%, 04/19/22	CAD	10,000	$8,188,748
PSP Capital, Inc.
2.090%, 11/22/23	CAD	13,000	10,975,886
Royal Bank of Canada
1.650%, 07/15/21	CAD	32,660	26,648,530
1.583%, 09/13/21	CAD	15,000	12,262,132
1.968%, 03/02/22	CAD	31,400	25,890,215
2.000%, 03/21/22	CAD	39,200	32,355,667
2.949%, 05/01/23	CAD	5,000	4,249,644
2.333%, 12/05/23	CAD	76,000	64,239,060
Toronto-Dominion Bank (The)
1.994%, 03/23/22	CAD	15,000	12,381,117
2.850%, 03/08/24	CAD	109,000	93,355,221

TOTAL CANADA			1,053,479,227

FINLAND — (1.9%)
Finland T-Bill
(0.294%), 05/11/21	EUR	47,500	57,115,521
Nordea Bank Abp, Floating Rate Note
(r) 3M EURIBOR + 0.500%, FRN, 0.000%, 09/27/21	EUR	5,700	6,867,214
(r) 3M EURIBOR + 0.500%, FRN, 0.000%, 02/07/22	EUR	20,445	24,673,152
OP Corporate Bank P.L.C., Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r) 0.208%, 06/13/22	EUR	11,900	14,419,222

TOTAL FINLAND			103,075,109

FRANCE — (2.7%)
Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.296%, 06/07/21		9,400	9,401,529
Bpifrance SACA
0.750%, 10/25/21	EUR	12,600	15,240,872
Sanofi
0.875%, 09/22/21	EUR	16,300	19,630,571
1.125%, 03/10/22	EUR	1,000	1,213,289
0.000%, 03/21/22	EUR	4,400	5,306,921
0.000%, 09/13/22	EUR	9,800	11,829,646
SNCF Reseau
0.100%, 05/27/21	EUR	15,800	18,998,204

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
5.500%, 12/01/21	GBP	32,992	$46,923,659
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	2,500	3,045,563
Total Capital International SA
2.125%, 11/19/21	EUR	16,800	20,478,543

TOTAL FRANCE			152,068,797

GERMANY — (7.2%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	3,600	4,461,612
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	1,452	1,751,294
4.375%, 09/23/21	EUR	6,403	7,842,989
FMS Wertmanagement, Floating Rate Note, SONIO/N + 0.280%, FRN
(r) 0.330%, 01/14/22	GBP	20,000	27,663,030
Kreditanstalt fuer Wiederaufbau
6.250%, 05/19/21	AUD	4,000	3,089,266
5.550%, 06/07/21	GBP	5,000	6,938,531
1.000%, 10/12/21	NOK	142,850	17,214,420
0.125%, 06/03/22	SEK	126,000	14,910,633
1.250%, 08/28/23	NOK	745,000	90,451,449
1.625%, 04/03/24	NOK	35,000	4,284,624
Land Baden-Wuerttemberg, Floating Rate Note
(r) 6M EURIBOR + 0.700%, FRN, 0.168%, 07/19/21	EUR	3,856	4,643,097
(r) 6M EURIBOR + 0.700%, FRN, 0.168%, 01/23/23	EUR	5,000	6,088,415
(r) 3M EURIBOR + 0.900%, FRN, 0.355%, 10/12/23	EUR	7,000	8,604,494
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.125%, 05/17/21	GBP	875	1,208,807
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.313%, 09/27/21		76,000	76,029,944
Landwirtschaftliche Rentenbank, Floating Rate Note, 3M USD LIBOR + 0.250%, FRN
(r) 0.434%, 06/03/21		6,728	6,729,749

16

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	NRW Bank
	0.000%, 02/01/22	EUR	2,000	$2,414,127
	State of Brandenburg, Floating Rate Note, 3M EURIBOR + 0.400%, FRN
(r)	0.000%, 11/28/22	EUR	4,000	4,850,106
	State of Hesse
	0.000%, 06/10/21	EUR	5,000	6,014,615
	State of North Rhine-Westphalia Germany
	2.000%, 09/15/21	EUR	6,465	7,846,119
	State of North Rhine-Westphalia Germany, Floating Rate Note, 3M GBP LIBOR + 0.060%, FRN
(r)	0.145%, 10/29/21	GBP	71,900	99,278,290

	TOTAL GERMANY			402,315,611

	JAPAN — (1.0%)
	Toyota Motor Credit Corp.
	0.000%, 07/21/21	EUR	2,844	3,422,358
	1.000%, 09/10/21	EUR	9,914	11,979,342
	0.750%, 07/21/22	EUR	17,419	21,218,672
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	15,692	18,952,861

	TOTAL JAPAN			55,573,233

	NETHERLANDS — (2.4%)
	BNG Bank NV
	1.125%, 05/24/21	GBP	5,403	7,465,691
	5.375%, 06/07/21	GBP	3,629	5,035,184
	Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	8,189	9,872,513
	2.250%, 03/23/22	GBP	1,445	2,030,260
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.310%, 01/12/24		23,300	23,315,705
Nederlandse Waterschapsbank NV, Floating Rate Note
(r)Ω	3M USD LIBOR + 0.070%, FRN, 0.254%, 12/15/21		50,000	50,019,462
(r)	3M USD LIBOR + 0.070%, FRN, 0.254%, 12/15/21		23,000	23,008,953
	Shell International Finance BV
	1.875%, 05/10/21		2,909	2,909,820
	1.250%, 03/15/22	EUR	2,882	3,514,397

			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	1.000%, 04/06/22	EUR	2,836	$3,453,298

	TOTAL NETHERLANDS			130,625,283

	NEW ZEALAND — (0.4%)
New Zealand Government Bond
	6.000%, 05/15/21	NZD	24,000	17,204,312
	6.000%, 05/15/21	NZD	8,500	6,093,194

	TOTAL NEW ZEALAND			23,297,506

	NORWAY — (5.2%)
	DNB Bank ASA, Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r)	0.211%, 07/25/22	EUR	400	484,991
	Equinor ASA
	0.875%, 02/17/23	EUR	4,758	5,824,448
	Kommunalbanken A.S.
	1.500%, 04/19/22	NOK	100,000	12,126,742
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.256%, 02/24/22		100,000	100,053,000
	Norway Government Bond
Ω	3.000%, 03/14/24	NOK	1,312,000	167,896,281

	TOTAL NORWAY			286,385,462

	SINGAPORE — (2.2%)
	DBS Bank, Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.667%, 09/13/22	AUD	2,000	1,550,119
Monetary Authority of Singapore Bill
	0.417%, 05/07/21	SGD	65,000	48,843,073
	0.300%, 05/28/21	SGD	65,000	48,834,636
	Singapore Government Bond
	2.000%, 02/01/24	SGD	19,500	15,226,338
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,415,873
	United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)	0.570%, 07/25/22	AUD	9,000	6,962,804

	TOTAL SINGAPORE			123,832,843

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.8%)
	African Development Bank
	5.250%, 03/23/22	AUD	13,000	10,464,238

17

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.194%, 12/15/21		50,000	$50,008,320
Asian Development Bank, Floating Rate Note
(r)	SOFR + 0.240%, FRN, 0.251%, 09/10/21		5,500	5,503,135
(r)	3M USD LIBOR + 0.010%, FRN, 0.194%, 12/15/21		144,000	144,018,590
(r)	SONIO/N + 0.260%, FRN, 0.310%, 02/01/22	GBP	5,000	6,914,984
EUROFIMA
	4.000%, 10/27/21	EUR	6,950	8,538,289
EUROFIMA, Floating Rate Note
(r)	3M USD LIBOR + 0.090%, FRN, 0.284%, 11/15/21		27,500	27,511,550
(r)	3M USD LIBOR + 0.100%, FRN, 0.277%, 03/11/22		5,285	5,288,065
European Bank for Reconstruction & Development, Floating Rate Note
(r)	SOFR + 0.260%, FRN, 0.276%, 08/19/22		33,957	34,025,933
(r)	SOFR + 0.260%, FRN, 0.270%, 03/13/23		28,900	28,976,296
European Investment Bank
	1.000%, 05/25/21	NOK	140,400	16,873,739
Ω	2.250%, 07/30/21	CAD	15,000	12,262,987
	2.250%, 07/30/21	CAD	10,000	8,178,985
	4.250%, 12/07/21	GBP	1,674	2,367,824
	1.500%, 05/12/22	NOK	225,000	27,320,741
	1.500%, 01/26/24	NOK	139,830	17,062,485
European Investment Bank, Floating Rate Note
(r)	3M GBP LIBOR + 0.200%, FRN, 0.260%, 05/21/21	GBP	26,000	35,910,519
(r)	SONIO/N + 0.280%, FRN, 0.330%, 01/10/22	GBP	27,947	38,659,720
European Stability Mechanism Treasury Bill
	(0.596%), 07/15/21	EUR	1,303	1,568,319
	(0.591%), 08/12/21	EUR	5,075	6,111,093

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	(0.583%), 09/23/21	EUR	22,000	$26,508,885
Inter-American Development Bank, Floating Rate Note
(r)	3M USD LIBOR - 0.020%, FRN, 0.198%, 10/25/21		50,000	49,993,500
(r)	3M USD LIBOR + 0.000%, FRN, 0.184%, 01/15/22		159	159,003
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.314%, 10/12/21		72,750	72,761,203
International Bank for Reconstruction & Development
	2.200%, 01/18/22	CAD	40,000	32,985,071
	2.500%, 01/24/24	NZD	35,000	26,252,435
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.140%, 01/13/23		15,000	15,006,450
International Finance Corp., Floating Rate Note
(r)	1M USD LIBOR + 0.130%, FRN, 0.240%, 08/23/21		21,000	21,006,930
(r)	3M USD LIBOR + 0.18%, FRN, 0.364%, 12/15/21		15,000	15,016,950
(r)	SONIO/N + 0.250%, FRN, 0.300%, 01/18/22	GBP	15,000	20,743,212

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				767,999,451

SWEDEN — (3.5%)
Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	720,000	85,369,386
Skandinaviska Enskilda Banken AB
	0.750%, 08/24/21	EUR	3,150	3,801,621
Svensk Exportkredit AB, Floating Rate Note
(r)	3M USD LIBOR + 0.120%, FRN, 0.304%, 12/13/21		26,050	26,068,016

18

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	SWEDEN — (Continued)
(r)	SOFR + 1.00%, FRN, 1.010%, 12/19/22		44,000	$44,630,520
(r)	SOFR + 1.000%, FRN, 1.013%, 05/25/23		25,000	25,432,250
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	7,000	8,466,579

	TOTAL SWEDEN			193,768,372

	SWITZERLAND — (0.2%)
	Nestle Finance International, Ltd.
Ω	0.750%, 11/08/21	EUR	2,356	2,849,722
	Novartis Finance SA
	0.750%, 11/09/21	EUR	5,500	6,651,716

	TOTAL SWITZERLAND			9,501,438

	UNITED STATES — (3.6%)
	3M Co.
	1.875%, 11/15/21	EUR	1,400	1,703,781
	0.375%, 02/15/22	EUR	2,000	2,414,060
	Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	0.691%, 02/09/22		4,000	4,015,275
	Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.530%, FRN
#(r)	0.724%, 11/15/21		6,000	6,013,643
	Johnson & Johnson
	0.250%, 01/20/22	EUR	30,363	36,660,873
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	46,986	56,657,804
	Microsoft Corp.
	2.125%, 12/06/21	EUR	10,406	12,621,829
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	13,190	15,934,107
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	20,124	24,493,788
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r)	0.319%, 08/13/21		15,094	15,097,440
	Walmart, Inc.
	1.900%, 04/08/22	EUR	500	610,755

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.427%, 06/23/21	25,925	$25,935,049

TOTAL UNITED STATES			202,158,404

TOTAL BONDS			3,808,810,212

U.S. TREASURY OBLIGATIONS — (7.4%)
U.S. Treasury Notes
	0.250%, 03/15/24	210,000	209,639,062
	2.125%, 03/31/24	70,000	73,650,391
	0.375%, 04/15/24	25,000	25,031,250
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.114%, FRN, 0.134%, 04/30/22	101,000	101,101,540

TOTAL U.S. TREASURY OBLIGATIONS			409,422,243

CERTIFICATES OF DEPOSIT — (3.2%)
AUSTRALIA — (1.3%)
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.326%, 05/26/21	50,000	50,007,949
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω	0.211%, 02/07/22	25,000	24,996,212

TOTAL AUSTRALIA			75,004,161

CANADA — (0.8%)
Toronto-Dominion Bank, Floating Rate Note
(r)	3M USD LIBOR + 0.150%, FRN, 0.343%, 05/07/21	45,000	45,000,712

SWEDEN — (1.1%)
Svenska Handelsbanken AB, Floating Rate Note
(r)Ω	3M USD LIBOR + 0.120%, FRN, 0.323%, 05/11/21	10,000	10,000,000

19

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SWEDEN — (Continued)
(r)Ω	3M USD LIBOR + 0.000%, FRN, 0.188%, 10/12/21	50,000	$49,999,999

TOTAL SWEDEN			59,999,999

TOTAL CERTIFICATES OF DEPOSIT			180,004,872

TOTAL INVESTMENT SECURITIES (Cost $4,269,520,137)			4,414,666,906

COMMERCIAL PAPER — (20.5%)
Banque Et Caisse d’Epargne de l’Etat
	0.160%, 05/03/21	25,000	24,999,917
	0.142%, 07/07/21	60,000	59,989,800
	0.130%, 08/16/21	50,000	49,983,800
BNG Bank NV
Ω	0.110%, 05/03/21	75,000	74,999,625
Ω	0.090%, 05/10/21	14,000	13,999,751
Ω	0.090%, 05/21/21	35,000	34,998,489
Ω	0.145%, 06/09/21	25,000	24,997,306
Caisse des Depots et Consignations
Ω	0.010%, 05/14/21	60,000	59,998,390
Ω	0.142%, 05/18/21	20,000	19,999,300
Ω	0.142%, 05/19/21	25,000	24,999,077
Ω	0.120%, 07/22/21	35,000	34,990,720
Corpoerative Centrale
	0.200%, 05/14/21	10,645	10,644,739
DNB Bank ASA
Ω	0.193%, 06/30/21	26,000	25,996,432
Erste Abwicklungsanstalt
Ω	0.150%, 06/01/21	20,000	19,998,542
Exxon Mobil Corp.
	0.200%, 05/24/21	19,000	18,999,367
FMS Wertmanagement
Ω	0.140%, 05/06/21	25,000	24,999,792
Ω	0.120%, 05/13/21	40,000	39,999,278

		Face Amount^	Value†
		(000)
Ω	0.120%, 07/15/21	40,000	$39,989,360
Kingdom of Denmark
	0.115%, 05/04/21	25,000	24,999,917
	0.070%, 05/19/21	19,013	19,012,569
	0.115%, 06/01/21	25,000	24,998,867
National Australia Bank, Ltd.
Ω	0.112%, 07/27/21	20,000	19,995,551
Nederlandse Waterschapsbank NV
Ω	0.110%, 05/04/21	50,000	49,999,633
Ω	0.130%, 07/13/21	35,000	34,990,719
Nordea Bank Abp
Ω	0.130%, 05/14/21	9,300	9,299,750
NRW Bank
Ω	0.142%, 05/04/21	25,000	24,999,861
Ω	0.135%, 05/19/21	25,000	24,999,208
Queensland Treasury Corp.
	0.140%, 06/04/21	35,000	34,998,230
Skandinaviska Enskilda Banken AG
Ω	0.240%, 05/03/21	12,500	12,499,917
Ω	0.140%, 05/18/21	10,000	9,999,600
Ω	0.193%, 10/28/21	55,000	54,952,990
Ω	0.193%, 11/01/21	55,000	54,951,951
Total Capital Canada, Ltd.
Ω	0.220%, 05/06/21	50,000	49,999,509
Ω	0.140%, 05/10/21	35,000	34,999,455
Westpac Banking Corp.
Ω	0.142%, 05/19/21	50,000	49,997,361

TOTAL COMMERCIAL PAPER (Cost $1,140,236,436)			1,140,278,773

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	11,873	137,370

TOTAL INVESTMENTS — (100.0%) (Cost $5,409,893,931)			$5,555,083,049

As of April 30, 2021, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	50,840,159	NZD	70,615,637	Citibank, N.A.	05/07/21	$308,526
CAD	25,125,598	USD	20,092,368	Citibank, N.A.	05/07/21	349,169

20

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	25,497,167	USD	20,213,823	JP Morgan	05/07/21	$530,012
USD	4,135,459	GBP	2,967,561	State Street Bank and Trust	05/14/21	37,035
CAD	15,216,780	USD	12,138,794	Barclays Capital	05/17/21	241,404
USD	1,237,917	GBP	888,539	Citibank, N.A.	05/18/21	10,768
USD	65,368,571	GBP	47,282,965	State Street Bank and Trust	05/18/21	66,746
USD	78,235,863	GBP	56,562,683	UBS AG	05/20/21	117,647
AUD	8,598,200	USD	6,553,525	Bank of America Corp.	05/21/21	70,594
USD	49,005,683	SGD	64,993,787	Citibank, N.A.	05/28/21	169,783
USD	36,389,429	EUR	30,219,785	State Street Bank and Trust	05/28/21	40,668
USD	19,018,140	AUD	24,554,385	State Street Bank and Trust	06/02/21	100,149
USD	104,389,454	EUR	86,666,559	State Street Bank and Trust	06/03/21	133,407
USD	19,026,953	SEK	160,879,937	Morgan Stanley and Co. International	06/04/21	17,827
USD	4,670,514	GBP	3,359,514	State Street Bank and Trust	06/07/21	30,556
USD	67,137,930	GBP	48,012,662	UBS AG	06/07/21	825,745
CAD	66,712,088	USD	53,760,301	Bank of America Corp.	06/08/21	518,503
USD	113,206,083	CAD	139,056,420	Citibank, N.A.	06/14/21	64,083
USD	104,279,431	AUD	133,708,600	State Street Bank and Trust	06/15/21	1,257,228
SGD	24,989,733	USD	18,631,277	State Street Bank and Trust	06/25/21	144,043
USD	79,048,244	GBP	56,637,223	State Street Bank and Trust	06/30/21	817,150
USD	13,135,704	EUR	10,819,873	Royal Bank of Canada	07/08/21	110,100
USD	9,811,547	EUR	8,105,101	State Street Bank and Trust	07/08/21	54,146

Total Appreciation						$6,015,289
USD	111,024,039	CAD	138,702,488	Citibank, N.A.	05/03/21	$(1,820,193)
CAD	138,702,488	USD	112,911,383	Citibank, N.A.	05/03/21	(67,151)
USD	101,648,083	AUD	133,502,921	State Street Bank and Trust	05/03/21	(1,195,912)
AUD	133,502,921	USD	104,098,903	State Street Bank and Trust	05/03/21	(1,254,908)
USD	77,842,530	GBP	56,523,413	State Street Bank and Trust	05/04/21	(219,103)
GBP	56,523,413	USD	78,879,553	State Street Bank and Trust	05/04/21	(817,921)
USD	135,013,083	NOK	1,142,799,745	Bank of America Corp.	05/05/21	(2,276,910)
USD	100,768,519	CAD	125,599,887	Bank of America Corp.	05/07/21	(1,416,301)
USD	16,781,496	CAD	21,016,337	HSBC Bank	05/07/21	(316,852)
USD	20,827,095	CAD	26,026,381	JP Morgan	05/07/21	(347,296)
USD	16,239,184	CAD	20,270,459	State Street Bank and Trust	05/07/21	(252,337)
USD	102,299,898	CAD	127,618,867	Bank of America Corp.	05/11/21	(1,528,085)
USD	113,530,698	CAD	142,762,105	Citibank, N.A.	05/12/21	(2,617,736)
USD	115,633,438	CAD	144,998,874	State Street Bank and Trust	05/13/21	(2,335,026)
USD	64,276,612	GBP	46,905,245	HSBC Bank	05/14/21	(503,045)
USD	116,413,825	CAD	146,916,657	Bank of America Corp.	05/17/21	(3,115,886)
USD	1,314,237	EUR	1,093,713	Citibank, N.A.	05/17/21	(1,010)
USD	156,139,726	EUR	756,531,649	State Street Bank and Trust	05/17/21	(1,493,486)
USD	106,929,046	CAD	134,624,535	Bank of America Corp.	05/18/21	(2,600,158)
USD	77,190,662	NOK	661,363,880	Citibank, N.A.	05/19/21	(2,263,963)
USD	113,496,983	AUD	148,884,293	Citibank, N.A.	05/20/21	(1,204,056)
GBP	5,725,383	USD	6,295,486	Citibank, N.A.	05/20/21	(14,759)
USD	77,227,698	NOK	661,400,874	Morgan Stanley and Co. International	05/20/21	(2,231,487)
USD	113,929,710	AUD	150,412,047	Citibank, N.A.	05/21/21	(1,948,881)
USD	84,280,575	CAD	106,039,738	Bank of America Corp.	05/26/21	(1,993,721)
USD	20,968,692	CAD	26,341,057	State Street Bank and Trust	05/26/21	(462,483)
USD	92,387,114	EUR	77,219,459	State Street Bank and Trust	05/27/21	(491,648)
SGD	29,985,666	USD	22,540,106	Citibank, N.A.	05/28/21	(9,075)
USD	54,940,318	EUR	45,810,073	State Street Bank and Trust	05/28/21	(160,649)
USD	123,441,362	EUR	103,059,894	Bank of America Corp.	06/02/21	(532,695)
AUD	12,225,436	USD	9,459,478	Bank of America Corp.	06/02/21	(40,358)
USD	7,698,972	NOK	64,087,772	Bank of America Corp.	06/04/21	(554)

21

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	51,489,177	NOK	430,146,103	State Street Bank and Trust	06/04/21	$(188,715)
USD	116,095,279	CAD	145,177,913	Bank of America Corp.	06/08/21	(2,025,495)
USD	19,438,354	CAD	23,942,005	Citibank, N.A.	06/08/21	(41,525)
USD	55,903,207	SGD	75,349,137	ANZ Securities	06/25/21	(708,207)
USD	48,550,746	SGD	65,031,768	State Street Bank and Trust	06/25/21	(309,008)
EUR	35,904,786	USD	43,467,217	Citibank, N.A.	07/08/21	(242,907)
USD	74,949,002	EUR	62,982,799	State Street Bank and Trust	07/08/21	(873,425)
USD	84,710,146	EUR	70,424,741	State Street Bank and Trust	07/20/21	(92,308)

Total (Depreciation)						$(40,015,235)

Total Appreciation (Depreciation)						$(33,999,946)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$16,429,579	—	$16,429,579
Bonds
Australia	—	291,714,017	—	291,714,017
Belgium	—	13,015,459	—	13,015,459
Canada	—	1,053,479,227	—	1,053,479,227
Finland	—	103,075,109	—	103,075,109
France	—	152,068,797	—	152,068,797
Germany	—	402,315,611	—	402,315,611
Japan	—	55,573,233	—	55,573,233
Netherlands	—	130,625,283	—	130,625,283
New Zealand	—	23,297,506	—	23,297,506
Norway	—	286,385,462	—	286,385,462
Singapore	—	123,832,843	—	123,832,843
Supranational Organization Obligations	—	767,999,451	—	767,999,451
Sweden	—	193,768,372	—	193,768,372
Switzerland	—	9,501,438	—	9,501,438
United States	—	202,158,404	—	202,158,404
U.S. Treasury Obligations	—	409,422,243	—	409,422,243
Certificates of Deposit
Australia	—	75,004,161	—	75,004,161
Canada	—	45,000,712	—	45,000,712
Sweden	—	59,999,999	—	59,999,999
Commercial Paper	—	1,140,278,773	—	1,140,278,773
Securities Lending Collateral	—	137,370	—	137,370
Forward Currency Contracts**	—	(33,999,946)	—	(33,999,946)

TOTAL	—	$5,521,083,103	—	$5,521,083,103

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

22

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (92.3%)
AUSTRALIA — (7.2%)
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	2,000	$2,427,582
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 0.750%, FRN, 0.792%, 07/16/21	AUD	2,500	1,928,560
(r)	3M Swap + 1.130%, FRN, 1.140%, 08/16/21	AUD	1,000	772,657
(r)	3M Swap + 1.030%, FRN, 1.067%, 12/06/23	AUD	500	393,224
(r)	3M Swap + 0.760%, FRN, 0.802%, 01/16/25	AUD	9,700	7,579,390
Australia Government Bond
	0.250%, 11/21/25	AUD	22,600	17,125,557
Commonwealth Bank of Australia
	3.250%, 01/17/22	AUD	1,500	1,180,184
	0.500%, 07/11/22	EUR	5,725	6,960,036
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.940%, 08/16/23	AUD	2,000	1,566,303
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	483	589,708
Glencore Funding LLC
Ω	4.625%, 04/29/24		1,200	1,325,778
Glencore Funding, LLC
Ω	4.125%, 03/12/24		825	892,927
National Australia Bank, Ltd.
	0.350%, 09/07/22	EUR	1,500	1,821,617
National Australia Bank, Ltd., Floating Rate Note
(r)	3M USD LIBOR + 0.710%, FRN, 0.886%, 11/04/21		3,245	3,255,977
(r)	3M Swap + 1.040%, FRN, 1.070%, 02/26/24	AUD	4,000	3,146,873
(r)	3M Swap + 0.920%, FRN, 0.949%, 06/19/24	AUD	2,000	1,570,872

			Face Amount^	Value†
			(000)
	AUSTRALIA — (Continued)
(r)	3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	7,760	$6,063,781
	Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	4,000	3,046,910
	Westpac Banking Corp.
	0.250%, 01/17/22	EUR	8,500	10,271,853
Westpac Banking Corp., Floating Rate Note
(r)	3M USD LIBOR + 0.850%, FRN, 1.031%, 08/19/21		540	541,295
(r)	3M Swap + 0.880%, FRN, 0.890%, 08/16/24	AUD	17,200	13,500,807

	TOTAL AUSTRALIA			85,961,891

	AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.500%, 02/02/26		300	294,104

	BELGIUM — (2.5%)
	Dexia Credit Local S.A.
Ω	1.125%, 04/09/26		300	301,319
	Dexia Credit Local SA
	0.250%, 06/02/22	EUR	2,000	2,424,909
	1.125%, 06/15/22	GBP	2,000	2,789,488
	0.750%, 01/25/23	EUR	6,000	7,369,309
	0.250%, 06/01/23	EUR	12,900	15,745,161
	Euroclear Bank SA
	0.250%, 09/07/22	EUR	1,404	1,701,523

	TOTAL BELGIUM			30,331,709

	CANADA — (14.3%)
	Bank of Montreal
	0.250%, 11/17/21	EUR	1,500	1,810,721
Bank of Montreal, Floating Rate Note
(r)	3M Swap + 0.770%, FRN, 0.807%, 09/07/21	AUD	2,800	2,161,960
(r)	3M EURIBOR + 0.500%, FRN, 0.000%, 09/28/21	EUR	1,000	1,204,770
(r)	3M Swap + 0.990%, FRN, 1.027%, 09/07/23	AUD	4,250	3,324,410

23

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	4,000	$3,285,165
	1.050%, 03/02/26		5,600	5,540,791
Canada Housing Trust No 1,
Floating Rate Note
(r)Ω	3M CDOR + 0.000%, FRN, 0.438%, 03/15/23	CAD	9,000	7,355,302
(r)Ω	3M CDOR - 0.050%, FRN, 0.388%, 03/15/24	CAD	4,000	3,271,265
(r)Ω	3M CDOR - 0.040%, FRN, 0.398%, 03/15/25	CAD	30,500	24,983,375
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	6,750	8,277,716
	0.375%, 05/03/24	EUR	1,740	2,119,808
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		2,000	2,074,743
	3.900%, 02/01/25		1,110	1,203,585
Enbridge, Inc.
	4.000%, 10/01/23		3,000	3,211,262
Export Development Canada, Floating Rate Note
(r)	3M GBP LIBOR + 0.080%, FRN, 0.136%, 11/15/21	GBP	4,000	5,523,579
(r)	SONIO/N + 0.310%, FRN, 0.359%, 05/29/24	GBP	1,000	1,386,325
Province of Ontario Canada
	0.625%, 01/21/26		15,000	14,759,186
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.488%, 08/21/23	CAD	25,700	21,029,193
Province of Quebec Canada, Floating Rate Note
(r)	3M CDOR + 0.415%, FRN, 0.850%, 04/19/22	CAD	5,000	4,094,374
(r)	3M CDOR + 0.405%, FRN, 0.840%, 10/13/24	CAD	21,400	17,777,939
Royal Bank of Canada
	1.968%, 03/02/22	CAD	8,000	6,596,233
Suncor Energy, Inc.
	3.100%, 05/15/25		2,400	2,571,734
Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	10,000	8,254,078
	0.625%, 07/20/23	EUR	1,000	1,227,216

			Face Amount^	Value†
			(000)
CANADA — (Continued)
	0.750%, 01/06/26		2,500	$2,459,369
	Toronto-Dominion Bank (The), Floating Rate Note, BBSW3M + 1.000%, FRN
(r)	1.040%, 07/10/24	AUD	20,640	16,140,678

	TOTAL CANADA			171,644,777

	DENMARK — (0.3%)
	Danske Bank A.S.
	0.875%, 05/22/23	EUR	2,500	3,062,701
	Kommunekredit
	0.500%, 01/28/26		380	372,590

	TOTAL DENMARK			3,435,291

	FINLAND — (0.6%)
	Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	6,060,877
	OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	725	880,208
	0.375%, 10/11/22	EUR	500	607,348

	TOTAL FINLAND			7,548,433

	FRANCE — (1.7%)
	BNP Paribas SA
	1.000%, 06/27/24	EUR	5,000	6,200,458
	BPCE SA
	1.125%, 12/14/22	EUR	2,200	2,708,476
	0.375%, 10/05/23	EUR	500	610,489
	0.625%, 09/26/24	EUR	800	980,624
	Sanofi
	0.500%, 03/21/23	EUR	5,000	6,097,329
	Societe Generale SA
	3.250%, 01/12/22		1,000	1,019,382
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	1,500	1,827,338
	Total Capital International SA
	2.125%, 11/19/21	EUR	1,200	1,462,753

	TOTAL FRANCE			20,906,849

	GERMANY — (4.6%)
	BMW Finance NV
	0.625%, 10/06/23	EUR	2,000	2,452,391
	BMW US Capital LLC
Ω	3.450%, 04/12/23		5,000	5,278,812
	Daimler Finance North America LLC
Ω	3.300%, 05/19/25		500	540,189
	Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	624	752,622

24

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	10,000	$1,224,178
	0.625%, 01/22/26		27,000	26,708,504
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	6,594,601
	State of North Rhine-Westphalia Germany, Floating Rate Note, 3M GBP LIBOR + 0.060%, FRN
(r)	0.145%, 10/29/21	GBP	5,000	6,903,914
	Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	1,000	1,244,997
	Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	1,062,794
	Volkswagen Group of America Finance LLC, Floating Rate Note, 3M USD LIBOR + 0.940%, FRN
(r)	1.141%, 11/12/21		600	602,579
	VOLKSWAGEN GROUP OF AMERICA FINANCE LLC
Ω	4.625%, 11/13/25		1,000	1,139,847
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	366,756

	TOTAL GERMANY			54,872,184

	IRELAND — (0.1%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	1.750%, 01/30/26		1,700	1,666,811
	4.450%, 04/03/26		150	164,570

	TOTAL IRELAND			1,831,381

	ITALY — (1.7%)
	Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,578,806
	Eni SpA
	1.750%, 01/18/24	EUR	1,170	1,479,589
	Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	410,678
	1.000%, 07/04/24	EUR	6,100	7,546,841

			Face Amount^	Value†
			(000)
ITALY — (Continued)
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	$2,857,050
	2.375%, 10/17/24		4,562	4,751,305
UniCredit SpA
Ω	7.830%, 12/04/23		500	579,075

TOTAL ITALY				20,203,344

JAPAN — (2.7%)
American Honda Finance Corp.
	1.375%, 11/10/22	EUR	2,000	2,466,814
	0.550%, 03/17/23	EUR	2,606	3,179,532
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		700	717,702
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	2,150	2,624,261
	0.980%, 10/09/23	EUR	4,000	4,939,784
Mizuho Financial Group, Inc.
	2.953%, 02/28/22		400	408,782
	0.523%, 06/10/24	EUR	3,000	3,668,698
Nissan Motor Acceptance Corp.
Ω	2.000%, 03/09/26		2,000	2,006,112
Nissan Motor Co., Ltd.
Ω	3.522%, 09/17/25		500	534,704
Sumitomo Mitsui Financial Group, Inc.
	0.819%, 07/23/23	EUR	4,544	5,585,733
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	4,000	3,296,880
Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	500	604,163
	0.750%, 07/21/22	EUR	1,010	1,230,315
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	603,902

TOTAL JAPAN				31,867,382

NETHERLANDS — (4.3%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,114,208
BNG Bank NV
	3.250%, 07/15/25	AUD	7,000	5,933,880
Cooperatieve Rabobank UA
	4.000%, 01/11/22	EUR	980	1,214,870
	4.750%, 06/06/22	EUR	1,367	1,736,946
ING Bank NV, Floating Rate Note, 3M EURIBOR + 0.420%, FRN
(r)	0.000%, 11/26/21	EUR	2,000	2,411,184

25

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
ING Groep NV
	1.000%, 09/20/23	EUR	5,000	$6,185,334
Koninklijke Philips NV
	0.500%, 09/06/23	EUR	2,000	2,441,072
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,052,868
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.254%, 12/15/21		28,000	28,010,899
Shell International Finance BV
	1.250%, 03/15/22	EUR	647	788,971
	1.000%, 04/06/22	EUR	929	1,131,211

TOTAL NETHERLANDS				52,021,443

NORWAY — (1.2%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,300	1,350,890
DNB Bank ASA, Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r)	0.211%, 07/25/22	EUR	1,000	1,212,478
Kommunalbanken A.S.
	4.250%, 07/16/25	AUD	90	79,175
	0.500%, 01/13/26		7,000	6,861,793
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	20,000	2,559,394
Ω	1.750%, 03/13/25	NOK	20,000	2,483,518

TOTAL NORWAY				14,547,248

SINGAPORE — (0.3%)
DBS Bank, Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.667%, 09/13/22	AUD	3,200	2,480,190
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	320	386,539
United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)	0.570%, 07/25/22	AUD	1,000	773,645

TOTAL SINGAPORE				3,640,374

SPAIN — (1.7%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,126,106
Iberdrola International BV
	1.750%, 09/17/23	EUR	1,000	1,259,725

			Face Amount^	Value†
			(000)
SPAIN — (Continued)
Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	$9,933,883
Telefonica Emisiones SA
	0.750%, 04/13/22	EUR	2,200	2,670,140
	3.987%, 01/23/23	EUR	1,700	2,193,150
	1.069%, 02/05/24	EUR	1,400	1,734,334

TOTAL SPAIN				19,917,338

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.8%)
African Development Bank
	5.250%, 03/23/22	AUD	1,000	804,941
	0.875%, 03/23/26		15,000	14,945,544
Asian Development Bank
	0.370%, 06/26/23	SEK	20,000	2,379,083
	0.500%, 02/04/26		13,000	12,771,976
Asian Development Bank, Floating Rate Note
(r)	SONIO/N + 0.290%, FRN, 0.339%, 03/19/24	GBP	4,280	5,937,739
(r)	FEDL01 + 0.250%, FRN, 0.310%, 05/28/24		10,000	10,000,000
European Bank for Reconstruction & Development
	0.500%, 01/28/26		15,000	14,746,650
European Bank for Reconstruction & Development, Floating Rate Note
(r)	SONIO/N + 0.3%, FRN, 0.349%, 02/28/24	GBP	1,800	2,497,324
(r)	SOFR + 0.280%, FRN, 0.290%, 10/15/24		6,000	6,026,160
European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r)	0.399%, 06/29/23	GBP	14,686	20,391,008
Inter-American Development Bank
	2.750%, 10/30/25	AUD	10,000	8,352,432
	0.875%, 04/20/26		400	399,972
Inter-American Development Bank, Floating Rate Note
(r)	3M USD LIBOR - 0.020%, FRN, 0.198%, 10/25/21		1,000	999,870
(r)	SOFR + 0.250%, FRN, 0.260%, 02/04/25		1,669	1,675,643

26

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	International Bank for Reconstruction & Development, Floating Rate Note
(r)	SOFR + 0.390%, FRN, 0.400%, 06/17/24		1,750	$1,763,265
(r)	SOFR + 0.300%, FRN, 0.320%, 08/06/24		2,500	2,513,500
(r)	SOFR + 0.310%, FRN, 0.320%, 09/18/25		7,000	7,047,950
	Nordic Investment Bank
	1.500%, 01/24/22	NOK	20,000	2,422,321
	0.500%, 01/21/26		2,000	1,964,289

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				117,639,667

	SWEDEN — (2.6%)
Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	70,000	8,299,801
	0.250%, 06/01/22	SEK	57,430	6,805,185
	0.750%, 02/22/23	SEK	32,500	3,894,828
	1.000%, 11/13/23	SEK	12,500	1,512,923
Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	1,250	1,512,084
	1.250%, 08/05/22	GBP	2,000	2,793,195
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	4,600	5,563,752
	Swedbank AB
	0.250%, 11/07/22	EUR	800	970,531

	TOTAL SWEDEN			31,352,299

SWITZERLAND — (1.4%)
	Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	1,000	1,217,398
	3.750%, 03/26/25		2,207	2,392,684
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,200	1,451,284
	Roche Holdings, Inc.
Ω	0.991%, 03/05/26		2,550	2,533,697
	UBS Group AG
	1.750%, 11/16/22	EUR	4,700	5,828,510
	2.125%, 03/04/24	EUR	2,400	3,065,650

	TOTAL SWITZERLAND			16,489,223

UNITED KINGDOM — (3.6%)
	AstraZeneca P.L.C.
	0.700%, 04/08/26		400	389,090

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Barclays P.L.C.
4.375%, 01/12/26		3,000	$3,363,353
BAT International Finance P.L.C.
0.875%, 10/13/23	EUR	5,100	6,234,114
British Telecommunications P.L.C.
0.500%, 06/23/22	EUR	400	484,168
1.125%, 03/10/23	EUR	7,000	8,627,050
CNH Industrial Capital LLC
4.375%, 04/05/22		3,700	3,826,222
4.200%, 01/15/24		380	413,523
HSBC Holdings P.L.C.
4.300%, 03/08/26		1,000	1,126,389
Linde, Inc.
1.200%, 02/12/24	EUR	3,372	4,215,732
National Grid North America, Inc.
0.750%, 08/08/23	EUR	6,050	7,413,816
Nationwide Building Society
0.625%, 04/19/23	EUR	3,000	3,667,607
NatWest Markets P.L.C.
1.000%, 05/28/24	EUR	3,130	3,889,042

TOTAL UNITED KINGDOM			43,650,106

UNITED STATES — (31.7%)
3M Co.
1.875%, 11/15/21	EUR	1,865	2,269,680
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	3,420	4,219,420
AbbVie, Inc.
3.250%, 10/01/22		3,200	3,307,102
2.900%, 11/06/22		1,080	1,120,108
Aetna, Inc.
2.750%, 11/15/22		5,000	5,144,045
Altria Group, Inc.
1.000%, 02/15/23	EUR	1,500	1,829,147
American International Group, Inc.
1.500%, 06/08/23	EUR	2,000	2,474,740
4.125%, 02/15/24		307	335,784
Amgen, Inc.
1.250%, 02/25/22	EUR	270	327,587
Analog Devices, Inc.
3.900%, 12/15/25		800	890,824
Anthem, Inc.
3.300%, 01/15/23		5,000	5,244,353
Apple, Inc.
3.250%, 02/23/26		3,000	3,297,703
Assurant, Inc.
4.200%, 09/27/23		1,500	1,619,236
AT&T, Inc.
2.500%, 03/15/23	EUR	5,000	6,276,428
1.950%, 09/15/23	EUR	175	219,794

27

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Autodesk, Inc.
3.600%, 12/15/22		2,239	$2,314,802
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		420	435,089
Bank of America Corp.
1.625%, 09/14/22	EUR	1,500	1,851,236
0.750%, 07/26/23	EUR	2,000	2,454,760
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	2,441,360
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	1,000	1,219,342
0.750%, 03/16/23	EUR	1,500	1,832,885
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	1,900	2,303,074
2.150%, 11/25/22	EUR	5,000	6,199,220
3.650%, 03/15/25		1,000	1,093,343
Broadcom, Inc.
4.700%, 04/15/25		5,050	5,696,431
4.250%, 04/15/26		1,000	1,116,054
Brown & Brown, Inc.
4.200%, 09/15/24		1,429	1,570,549
Bunge, Ltd. Finance Corp.
4.350%, 03/15/24		6,000	6,570,388
1.630%, 08/17/25		500	505,938
Campbell Soup Co.
3.650%, 03/15/23		286	302,449
Capital One Financial Corp.
3.750%, 04/24/24		700	762,561
0.800%, 06/12/24	EUR	2,000	2,456,393
3.200%, 02/05/25		1,000	1,077,299
Cardinal Health, Inc.
3.200%, 06/15/22		4,000	4,118,274
Carrier Global Corp.
2.242%, 02/15/25		3,129	3,263,734
Caterpillar Financial Services
Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r) 0.582%, 05/17/21		2,766	2,766,446
Charles Schwab Corp. (The)
0.900%, 03/11/26		2,000	1,977,831
Chevron Corp.
3.326%, 11/17/25		3,000	3,295,792
Church & Dwight Co., Inc.
2.875%, 10/01/22		2,000	2,068,022
CNA Financial Corp.
3.950%, 05/15/24		7,000	7,597,088
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,553,925
Constellation Brands, Inc.
2.700%, 05/09/22		565	576,786

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Cox Communications, Inc.
Ω 3.250%, 12/15/22		5,000	$5,223,225
Discover Financial Services
4.500%, 01/30/26		2,017	2,286,148
Discovery Communications LLC
3.450%, 03/15/25		200	214,925
DuPont de Nemours, Inc.
2.169%, 05/01/23		8,200	8,230,137
DXC Technology Co.
4.125%, 04/15/25		1,000	1,097,765
E*TRADE Financial Corp.
2.950%, 08/24/22		4,506	4,644,624
Edison International
2.400%, 09/15/22		1,300	1,326,040
4.950%, 04/15/25		6,000	6,718,856
Energy Transfer L.P.
3.600%, 02/01/23		700	728,334
Enterprise Products Operating LLC
3.350%, 03/15/23		1,200	1,255,651
Equifax, Inc.
3.300%, 12/15/22		1,000	1,038,723
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,000	4,387,503
Exelon Corp.
3.950%, 06/15/25		1,700	1,873,306
Exelon Generation Co. LLC
3.400%, 03/15/22		815	833,471
3.250%, 06/01/25		2,000	2,150,304
Expedia Group, Inc.
5.000%, 02/15/26		3,000	3,408,632
FedEx Corp.
1.000%, 01/11/23	EUR	7,000	8,561,929
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		721	829,503
Fidelity National Information Services, Inc.
1.150%, 03/01/26		4,300	4,257,043
Flex, Ltd.
3.750%, 02/01/26		2,000	2,172,841
GATX Corp.
4.750%, 06/15/22		5,000	5,228,744
GE Capital Funding LLC
Ω 3.450%, 05/15/25		3,280	3,559,207
General Electric Co.
0.375%, 05/17/22	EUR	1,000	1,208,595
1.250%, 05/26/23	EUR	1,500	1,850,096
General Mills, Inc.
1.000%, 04/27/23	EUR	1,809	2,221,660
General Motors Co.
6.125%, 10/01/25		500	593,403

28

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
3.450%, 01/14/22		3,705	$3,769,364
3.250%, 01/05/23		900	936,559
2.750%, 06/20/25		2,000	2,104,786
Glencore Funding LLC
Ω 1.625%, 09/01/25		975	981,258
Global Payments, Inc.
3.750%, 06/01/23		1,000	1,058,513
1.200%, 03/01/26		300	296,765
Harley-Davidson Financial Services, Inc.
Ω 2.550%, 06/09/22		1,924	1,956,913
0.900%, 11/19/24	EUR	2,000	2,449,944
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		4,000	4,341,288
4.650%, 10/01/24		3,500	3,915,192
Honeywell International, Inc.
1.300%, 02/22/23	EUR	8,000	9,893,938
Humana, Inc.
3.850%, 10/01/24		6,850	7,475,094
International Business Machines Corp.
0.500%, 09/07/21	EUR	2,250	2,713,529
1.250%, 05/26/23	EUR	2,923	3,623,944
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		1,002	1,098,496
JM Smucker Co. (The)
3.500%, 03/15/25		1,000	1,089,834
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	4,501	5,543,968
JPMorgan Chase & Co.
0.625%, 01/25/24	EUR	3,333	4,084,243
Kellogg Co.
0.800%, 11/17/22	EUR	1,790	2,186,339
3.250%, 04/01/26		273	296,916
Kinder Morgan, Inc.
4.300%, 06/01/25		2,000	2,232,037
Lazard Group LLC
3.750%, 02/13/25		2,460	2,681,634
LyondellBasell Industries NV
5.750%, 04/15/24		500	565,244
Marathon Petroleum Corp.
4.500%, 05/01/23		200	214,263
4.700%, 05/01/25		3,900	4,401,232
Mastercard, Inc.
1.100%, 12/01/22	EUR	1,000	1,225,249
McDonald’s Corp.
3.700%, 01/30/26		1,287	1,431,310
Medtronic Global Holdings SCA
0.000%, 12/02/22	EUR	2,062	2,491,588

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Micron Technology, Inc.
2.497%, 04/24/23		300	$310,825
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	7,112	8,836,068
Morgan Stanley
3.125%, 08/05/21	CAD	4,000	3,277,549
1.875%, 03/30/23	EUR	1,500	1,875,610
1.750%, 03/11/24	EUR	3,314	4,190,042
Mosaic Co. (The)
3.750%, 11/15/21		6,000	6,053,653
MPLX L.P.
4.875%, 12/01/24		165	184,982
MPLX LP
1.750%, 03/01/26		3,000	3,018,282
Mylan, Inc.
Ω 3.125%, 01/15/23		3,550	3,692,390
4.200%, 11/29/23		331	356,662
NetApp, Inc.
3.250%, 12/15/22		500	517,485
Oracle Corp.
2.250%, 01/10/21	EUR	1,140	1,370,565
1.650%, 03/25/26		2,000	2,020,055
Penske Truck Leasing Canada, Inc.
2.850%, 12/07/22	CAD	1,000	838,295
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.375%, 02/01/22		361	367,174
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		1,000	1,093,302
Pfizer, Inc.
0.250%, 03/06/22	EUR	6,680	8,069,737
Philip Morris International, Inc.
2.875%, 05/30/24	EUR	2,000	2,619,966
Phillips 66 Partners L.P.
2.450%, 12/15/24		851	885,511
Procter & Gamble Co. (The)
2.000%, 08/16/22	EUR	400	495,720
Prudential Financial, Inc.
3.500%, 05/15/24		3,000	3,266,662
Ross Stores, Inc.
4.600%, 04/15/25		2,000	2,262,577
Royalty Pharma P.L.C.
Ω 1.200%, 09/02/25		5,000	4,946,014
Ryder System, Inc.
3.400%, 03/01/23		2,325	2,444,457
2.500%, 09/01/24		2,000	2,103,167
Sempra Energy
4.050%, 12/01/23		1,000	1,078,894
Simon Property Group L.P.
3.500%, 09/01/25		2,000	2,184,671

29

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Sky, Ltd.
1.875%, 11/24/23	EUR	2,748	$3,480,534
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,081,537
Southwestern Electric Power Co.
1.650%, 03/15/26		2,245	2,264,444
Steel Dynamics, Inc.
2.400%, 06/15/25		100	104,617
Stryker Corp.
1.125%, 11/30/23	EUR	2,277	2,824,953
Sysco Corp.
3.550%, 03/15/25		7,667	8,327,604
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	8,546	10,422,583
Utah Acquisition Sub Inc
2.250%, 11/22/24	EUR	2,000	2,568,260
Valero Energy Corp.
2.850%, 04/15/25		2,000	2,111,039
Ventas Realty L.P.
# 3.500%, 04/15/24		1,000	1,076,523
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,090,842
1.450%, 03/20/26		6,100	6,138,180
VF Corp.
2.050%, 04/23/22		800	812,932
ViacomCBS, Inc.
4.750%, 05/15/25		4,500	5,099,393
Wells Fargo & Co.
1.500%, 09/12/22	EUR	300	369,441

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Western Union Co
1.350%, 03/15/26	3,062	$3,031,283
Whirlpool Corp.
3.700%, 03/01/23	1,000	1,057,445
Williams Cos., Inc. (The)
3.700%, 01/15/23	1,670	1,745,552

TOTAL UNITED STATES		380,924,604

TOTAL BONDS		1,109,079,647

U.S. TREASURY OBLIGATIONS — (7.6%)
U.S. Treasury Notes
0.375%, 01/31/26	14,000	13,722,734
1.625%, 02/15/26	12,000	12,461,250
0.750%, 03/31/26	65,000	64,746,094

TOTAL U.S. TREASURY OBLIGATIONS		90,930,078

TOTAL INVESTMENT SECURITIES (Cost $1,161,216,781)		1,200,009,725

	Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	95,153	1,100,917

TOTAL INVESTMENTS — (100.0%) (Cost $1,162,317,661)		$1,201,110,642

As of April 30, 2021, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NOK	333,830,010	USD	39,446,839	Goldman Sachs International	05/07/21	$657,906
AUD	1,961,489	USD	1,502,562	Bank of America Corp.	05/21/21	8,584
USD	87,816,877	EUR	72,910,591	Bank of America Corp.	06/03/21	108,652
USD	70,843,589	GBP	50,798,683	UBS AG	06/03/21	684,068
USD	89,547,448	EUR	74,271,858	State Street Bank and Trust	07/19/21	114,304

Total Appreciation						$1,573,514
USD	105,021,355	AUD	137,931,546	Citibank, N.A.	05/21/21	$(1,242,162)
USD	22,379,701	SEK	194,783,353	State Street Bank and Trust	05/21/21	(632,551)
EUR	4,083,544	USD	4,939,992	Citibank, N.A.	05/25/21	(28,542)
USD	90,256,524	EUR	76,214,923	State Street Bank and Trust	05/25/21	(1,410,371)
USD	103,322,912	CAD	128,157,163	State Street Bank and Trust	05/28/21	(946,622)
GBP	15,821,813	USD	22,007,077	HSBC Bank	06/03/21	(155,116)

30

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	2,553,525	USD	3,091,142	Citibank, N.A.	07/09/21	$(16,994)
USD	89,171,619	EUR	74,692,519	State Street Bank and Trust	07/09/21	(749,517)

Total (Depreciation)						$(5,181,875)

Total Appreciation (Depreciation)						$(3,608,361)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$85,961,891	—	$85,961,891
Austria	—	294,104	—	294,104
Belgium	—	30,331,709	—	30,331,709
Canada	—	171,644,777	—	171,644,777
Denmark	—	3,435,291	—	3,435,291
Finland	—	7,548,433	—	7,548,433
France	—	20,906,849	—	20,906,849
Germany	—	54,872,184	—	54,872,184
Ireland	—	1,831,381	—	1,831,381
Italy	—	20,203,344	—	20,203,344
Japan	—	31,867,382	—	31,867,382
Netherlands	—	52,021,443	—	52,021,443
Norway	—	14,547,248	—	14,547,248
Singapore	—	3,640,374	—	3,640,374
Spain	—	19,917,338	—	19,917,338
Supranational Organization Obligations	—	117,639,667	—	117,639,667
Sweden	—	31,352,299	—	31,352,299
Switzerland	—	16,489,223	—	16,489,223
United Kingdom	—	43,650,106	—	43,650,106
United States	—	380,924,604	—	380,924,604
U.S. Treasury Obligations	—	90,930,078	—	90,930,078
Securities Lending Collateral	—	1,100,917	—	1,100,917
Forward Currency Contracts**	—	(3,608,361)	—	(3,608,361)

TOTAL	—	$1,197,502,281	—	$1,197,502,281

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (70.0%)
AUSTRALIA — (8.3%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	27,377	$33,137,475
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	41,239	50,055,537
Australia & New Zealand Banking Group, Ltd.
	2.800%, 08/16/21	AUD	6,649	5,160,699
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 0.820%, FRN, 0.857%, 12/06/21	AUD	2,000	1,547,233
(r)	3M Swap + 0.880%, FRN, 0.890%, 02/08/22	AUD	9,000	6,974,881
(r)	3M Swap + 1.000%, FRN, 1.037%, 03/07/22	AUD	11,000	8,537,360
(r)	3M Swap + 0.580%, FRN, 0.610%, 08/29/22	AUD	4,450	3,448,348
(r)	3M Swap + 0.770%, FRN, 0.814%, 01/18/23	AUD	20,000	15,564,659
(r)	3M Swap + 0.900%, FRN, 0.910%, 05/09/23	AUD	31,000	24,225,040
(r)	3M Swap + 1.030%, FRN, 1.067%, 12/06/23	AUD	36,793	28,935,759
(r)	3M Swap + 1.100%, FRN, 1.110%, 02/08/24	AUD	47,000	37,052,903
(r)	3M Swap + 0.770%, FRN, 0.800%, 08/29/24	AUD	82,000	64,147,573
(r)	3M Swap + 0.760%, FRN, 0.802%, 01/16/25	AUD	145,650	113,808,052
Australia Government Bond
	0.250%, 11/21/25	AUD	293,140	222,132,108
Bank of New Zealand
Ω	1.000%, 03/03/26		6,717	6,620,471

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	6,950	$8,449,302
Commonwealth Bank of Australia, Floating Rate Note
(r)	3M Swap + 1.110%, FRN, 1.154%, 01/17/22	AUD	1,300	1,008,703
(r)	3M Swap + 0.880%, FRN, 0.920%, 07/25/22	AUD	11,060	8,600,282
(r)	3M Swap + 0.800%, FRN, 0.840%, 04/25/23	AUD	35,100	27,368,948
(r)	3M Swap + 0.930%, FRN, 0.940%, 08/16/23	AUD	30,000	23,494,553
(r)	3M Swap + 1.130%, FRN, 1.170%, 01/11/24	AUD	7,150	5,639,268
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	3,500	2,697,929
	0.350%, 09/07/22	EUR	27,190	33,019,852
National Australia Bank, Ltd., Floating Rate Note
(r)	3M Swap + 1.170%, FRN, 1.180%, 05/12/21	AUD	29,500	22,730,757
(r)	3M Swap + 0.900%, FRN, 0.935%, 07/05/22	AUD	11,455	8,904,717
(r)	3M Swap + 0.800%, FRN, 0.811%, 02/10/23	AUD	14,906	11,608,401
(r)	3M Swap + 0.090%, FRN, 0.910%, 05/16/23	AUD	7,084	5,535,419
(r)	3M Swap + 0.950%, FRN, 0.960%, 09/26/23	AUD	78,732	61,664,430
(r)	3M Swap + 1.040%, FRN, 1.070%, 02/26/24	AUD	13,211	10,393,335
(r)	3M Swap + 0.920%, FRN, 0.949%, 06/19/24	AUD	42,150	33,106,130

32

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	120,327	$94,025,327
	Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	20,920	15,935,338
	Westpac Banking Corp.
	0.250%, 01/17/22	EUR	7,142	8,630,773
	2.625%, 12/14/22	GBP	5,416	7,746,258
	Westpac Banking Corp., Floating Rate Note
(r)	3M Swap + 0.620%, FRN, 0.630%, 05/16/22	AUD	7,000	5,420,044
(r)	3M Swap + 0.830%, FRN, 0.867%, 03/06/23	AUD	17,000	13,251,920
(r)	3M Swap + 0.930%, FRN, 0.960%, 11/16/23	AUD	12,300	9,649,913
(r)	3M Swap + 1.140%, FRN, 1.180%, 04/24/24	AUD	89,500	70,719,711
(r)	3M Swap + 0.880%, FRN, 0.890%, 08/16/24	AUD	94,100	73,861,974

	TOTAL AUSTRALIA			1,184,811,382

	AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		16,400	16,077,710

	BELGIUM — (1.8%)
	Dexia Credit Local S.A.
Ω	1.125%, 04/09/26		17,400	17,476,490
	Dexia Credit Local SA
	0.625%, 01/21/22	EUR	30,650	37,158,483
	0.250%, 06/02/22	EUR	72,400	87,781,695
	1.125%, 06/15/22	GBP	35,400	49,373,938
	0.750%, 01/25/23	EUR	48,100	59,077,297

	TOTAL BELGIUM			250,867,903

	CANADA — (17.8%)
	Bank of Montreal
	1.610%, 10/28/21	CAD	177,800	145,603,178
	0.250%, 11/17/21	EUR	21,847	26,372,554
	1.375%, 12/29/21	GBP	2,613	3,634,145
	2.270%, 07/11/22	CAD	4,000	3,325,811

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Montreal, Floating Rate Note
(r)	3M EURIBOR + 0.500%, FRN, 0.000%, 09/28/21	EUR	51,452	$61,987,804
(r)	3M Swap + 0.920%, FRN, 0.955%, 10/06/22	AUD	11,000	8,554,351
(r)	3M Swap + 0.990%, FRN, 1.027%, 09/07/23	AUD	8,100	6,335,934
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	77,500	63,650,063
	0.375%, 04/06/22	EUR	29,000	35,124,777
	1.830%, 04/27/22	CAD	45,000	37,134,565
	1.250%, 06/08/22	GBP	3,890	5,424,544
	1.750%, 12/23/22	GBP	25,148	35,444,319
Canada Housing Trust No 1, Floating Rate Note
(r)Ω	3M CDOR - 0.060%, FRN, 0.378%, 09/15/23	CAD	86,000	70,269,518
(r)Ω	3M CDOR - 0.050%, FRN, 0.388%, 03/15/24	CAD	215,000	175,830,521
(r)Ω	3M CDOR - 0.040%, FRN, 0.398%, 03/15/25	CAD	35,000	28,669,446
Canadian Imperial Bank of Commerce
	2.900%, 09/14/21	CAD	43,000	35,318,667
	2.040%, 03/21/22	CAD	116,500	96,181,809
	2.300%, 07/11/22	CAD	20,000	16,633,609
	0.750%, 03/22/23	EUR	2,000	2,452,657
Export Development Canada, Floating Rate Note
(r)	3M GBP LIBOR + 0.080%, FRN, 0.136%, 11/15/21	GBP	5,000	6,904,474
(r)	SONIO/N + 0.290%, FRN, 0.340%, 01/31/22	GBP	4,500	6,223,859
(r)	SONIO/N + 0.310%, FRN, 0.359%, 05/29/24	GBP	5,399	7,484,769
(r)	SONIO/N + 0.330%, FRN, 0.380%, 01/17/25	GBP	51,500	71,465,454

33

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
CANADA — (Continued)
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r) 0.635%, 04/14/23	CAD	32,000	$26,239,141
Province of British Columbia Canada
2.850%, 06/18/25	CAD	14,000	12,238,197
Province of Manitoba Canada
0.750%, 12/15/21	GBP	8,500	11,773,339
1.500%, 12/15/22	GBP	36,230	50,914,746
2.450%, 06/02/25	CAD	15,000	12,878,168
Province of Ontario Canada
3.150%, 06/02/22	CAD	35,200	29,522,294
1.750%, 09/08/25	CAD	36,000	30,086,060
# 0.625%, 01/21/26		105,200	103,511,090
# 1.050%, 04/14/26		44,500	44,483,685
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r) 0.488%, 08/21/23	CAD	245,500	200,881,975
Province of Quebec Canada
0.875%, 05/24/22	GBP	11,551	16,055,108
1.500%, 12/15/23	GBP	20,000	28,436,628
Province of Quebec Canada, Floating Rate Note
(r) 3M CDOR + 0.545%, FRN, 0.980%, 10/19/23	CAD	149,500	123,977,419
(r) 3M CDOR + 0.405%, FRN, 0.840%, 10/13/24	CAD	119,900	99,606,304
Royal Bank of Canada
1.968%, 03/02/22	CAD	364,534	300,568,908
2.000%, 03/21/22	CAD	83,000	68,508,172
Toronto-Dominion Bank (The)
1.994%, 03/23/22	CAD	315,967	260,801,627
3.005%, 05/30/23	CAD	67,680	57,662,490
0.750%, 09/11/25		9,650	9,531,644
1.128%, 12/09/25	CAD	32,600	26,103,870
# 0.750%, 01/06/26		54,660	53,771,647

TOTAL CANADA			2,517,579,340

DENMARK — (0.6%)
Kommunekredit
0.500%, 01/28/26		91,100	89,323,550

FINLAND — (1.9%)
Finland T-Bill
(0.294%), 05/11/21	EUR	27,500	33,066,881
Kuntarahoitus Oyj
1.250%, 12/07/22	GBP	35,568	49,897,480
0.625%, 03/20/26		83,951	82,494,810

		Face
		Amount^	Value†
		(000)
FINLAND — (Continued)
Nordea Bank Abp
Ω 0.750%, 08/28/25		22,148	$21,855,654
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	43,018	52,227,284
2.500%, 05/20/22	GBP	2,550	3,601,231
0.375%, 10/11/22	EUR	16,840	20,455,469

TOTAL FINLAND			263,598,809

FRANCE — (4.6%)
Agence Francaise de Developpement EPIC
0.625%, 01/22/26		146,800	144,277,976
Caisse d’Amortissement de la Dette Sociale
0.125%, 11/25/22	EUR	139,400	169,240,041
Sanofi
0.875%, 09/22/21	EUR	9,000	10,838,966
0.000%, 03/21/22	EUR	23,000	27,740,725
0.000%, 09/13/22	EUR	12,200	14,726,702
0.500%, 03/21/23	EUR	118,800	144,872,545
SFIL SA
0.625%, 02/09/26		64,000	62,810,240
SNCF Reseau
0.100%, 05/27/21	EUR	19,600	23,567,392
5.500%, 12/01/21	GBP	4,066	5,782,965
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	21,600	26,313,663
Total Capital International SA
2.125%, 03/15/23	EUR	4,500	5,663,058
0.250%, 07/12/23	EUR	7,000	8,521,062
Unedic Asseo
0.875%, 10/25/22	EUR	8,300	10,185,151

TOTAL FRANCE			654,540,486

GERMANY — (4.8%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	6,900	8,551,423
Deutsche Bahn Finance GMBH
2.500%, 09/12/23	EUR	1,000	1,281,088
Deutsche Bahn Finance GMBH, Floating Rate Note, 3M EURIBOR + 0.430%, FRN
(r) 0.000%, 10/13/23	EUR	3,635	4,404,649
FMS Wertmanagement
1.125%, 09/07/23	GBP	20,300	28,585,582
Kreditanstalt fuer Wiederaufbau
6.250%, 05/19/21	AUD	10,600	8,186,554
1.250%, 08/28/23	NOK	90,000	10,927,021
1.625%, 04/03/24	NOK	164,000	20,076,524
0.625%, 01/22/26		174,710	172,823,803

34

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
GERMANY — (Continued)
0.750%, 02/19/26	CAD	87,400	$69,755,034
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.125%, 05/17/21	GBP	17,200	23,761,700
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r) 0.360%, 03/15/22		2,400	2,404,416
Landwirtschaftliche Rentenbank
0.875%, 03/30/26		207,300	206,958,372
State of North Rhine-Westphalia Germany, Floating Rate Note
(r) 3M GBP LIBOR + 0.060%, FRN, 0.145%, 10/29/21	GBP	91,700	126,617,791
(r) SONIO/N + 0.380%, FRN, 0.430%, 10/15/24	GBP	400	555,641

TOTAL GERMANY			684,889,598

JAPAN — (2.1%)
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	43,966	36,237,656
2.350%, 07/18/22	CAD	34,200	28,433,732
Toyota Finance Australia, Ltd.
1.625%, 07/11/22	GBP	2,000	2,802,149
0.500%, 04/06/23	EUR	12,500	15,255,346
0.250%, 04/09/24	EUR	4,000	4,864,148
Toyota Motor Credit Corp.
1.125%, 09/07/21	GBP	3,352	4,641,777
2.600%, 01/11/22		48,709	49,487,868
0.750%, 07/21/22	EUR	61,577	75,009,023
2.375%, 02/01/23	EUR	20,648	25,991,526
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	13,693	16,538,461
0.625%, 09/26/23	EUR	4,000	4,909,795
Toyota Motor Finance Netherlands BV, Floating Rate Note, 3M EURIBOR + 0.700%, FRN
(r) 0.163%, 09/30/21	EUR	31,000	37,354,640

TOTAL JAPAN			301,526,121

NETHERLANDS — (4.4%)
BNG Bank NV
1.250%, 12/15/21	GBP	58,900	81,870,111

		Face
		Amount^	Value†
		(000)
NETHERLANDS — (Continued)
0.050%, 07/11/23	EUR	32,498	$39,566,751
Cooperatieve Rabobank UA
2.750%, 01/10/22		17,070	17,366,575
2.250%, 03/23/22	GBP	6,142	8,629,661
4.750%, 06/06/22	EUR	25,519	32,425,115
0.500%, 12/06/22	EUR	22,849	27,853,411
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.310%, 01/12/24		72,500	72,548,869
Nederlandse Waterschapsbank NV
0.500%, 12/02/25		10,250	10,066,525
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.254%, 12/15/21		188,650	188,723,432
Shell International Finance BV
1.250%, 03/15/22	EUR	43,619	53,190,308
1.000%, 04/06/22	EUR	55,401	67,459,853
2.375%, 08/21/22		24,379	25,059,499

TOTAL NETHERLANDS			624,760,110

NORWAY — (1.9%)
Equinor ASA
0.875%, 02/17/23	EUR	28,954	35,443,686
1.750%, 01/22/26		18,950	19,513,719
Kommunalbanken A.S.
0.125%, 03/21/22	SEK	200,000	23,632,286
1.500%, 04/19/22	NOK	100,000	12,126,742
1.125%, 11/30/22	GBP	18,686	26,160,766
1.500%, 12/15/23	GBP	4,000	5,690,344
4.250%, 07/16/25	AUD	750	659,795
0.500%, 01/13/26		21,000	20,585,378
Ω 0.500%, 01/13/26		8,400	8,237,876
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r) 0.256%, 02/24/22		6,000	6,003,180
Norway Government Bond
1.750%, 03/13/25	NOK	818,000	101,575,867
Ω 1.500%, 02/19/26	NOK	100,000	12,286,401

TOTAL NORWAY			271,916,040

35

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SINGAPORE — (0.6%)
DBS Bank, Ltd., Floating Rate Note
(r) 3M Swap + 0.720%, FRN, 0.731%, 08/23/21	AUD	6,000	$4,630,734
(r) 3M Swap + 0.630%, FRN, 0.667%, 09/13/22	AUD	10,000	7,750,593
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note
(r) 3M Swap + 0.620%, FRN, 0.631%, 05/23/22	AUD	25,000	19,351,973
(r) 3M Swap + 0.630%, FRN, 0.668%, 12/05/22	AUD	5,000	3,876,438
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	7,685	9,282,990
4.625%, 07/26/22	GBP	4,200	6,093,375
United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r) 0.570%, 07/25/22	AUD	37,500	29,011,684

TOTAL SINGAPORE			79,997,787

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.2%)
African Development Bank
5.250%, 03/23/22	AUD	2,500	2,012,353
# 0.875%, 03/23/26		252,250	251,334,224
Asian Development Bank
0.370%, 06/26/23	SEK	200,000	23,790,829
0.500%, 02/04/26		37,950	37,284,346
1.000%, 04/14/26		261,700	262,098,313
Asian Development Bank, Floating Rate Note
(r) SONIO/N + 0.260%, FRN, 0.310%, 02/01/22	GBP	10,500	14,521,466
(r) SONIO/N + 0.290%, FRN, 0.339%, 03/19/24	GBP	21,306	29,558,288
Asian Infrastructure Investment Bank (The)
0.500%, 01/27/26		20,731	20,346,426
European Bank for Reconstruction & Development
0.500%, 01/28/26		46,035	45,257,469

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note
(r)	SOFR + 0.280%, FRN, 0.290%, 10/15/24		7,650	$7,683,354
(r)	SONIO/N + 0.310%, FRN, 0.359%, 11/13/24	GBP	9,000	12,502,605
European Investment Bank
	0.375%, 03/26/26		126,200	123,042,212
European Investment Bank, Floating Rate Note
(r)	SONIO/N + 0.350%, FRN, 0.399%, 06/29/23	GBP	18,771	26,062,891
(r)	SONIO/N + 0.310%, FRN, 0.360%, 01/15/25	GBP	122,817	170,803,673
(r)	SONIO/N + 1.000%, FRN, 1.049%, 09/08/25	GBP	50,370	72,144,268
European Stability Mechanism Treasury Bill
	(0.621%), 05/06/21	EUR	12,500	15,028,583
Inter American Investment Corp.
	0.625%, 02/10/26		7,426	7,299,179
Inter-American Development Bank
	4.750%, 08/27/24	AUD	23,000	20,182,082
	2.750%, 10/30/25	AUD	15,735	13,142,551
	4.400%, 01/26/26	CAD	1,664	1,548,049
	0.875%, 04/20/26		341,565	341,541,135
International Bank for Reconstruction & Development
	1.750%, 11/06/24	NOK	64,000	7,858,253
	0.625%, 01/14/26	CAD	46,800	37,195,215
International Bank for Reconstruction & Development, Floating Rate Note
(r)	SONIO/N + 0.270%, FRN, 0.319%, 05/15/24	GBP	7,086	9,825,398
(r)	SOFR + 0.300%, FRN, 0.320%, 08/06/24		89,432	89,914,933
Nordic Investment Bank
	1.500%, 01/24/22	NOK	80,000	9,689,284
	1.500%, 08/31/22	NOK	100,000	12,166,002
	1.375%, 06/19/23	NOK	200,000	24,332,052
	1.875%, 04/10/24	NOK	100,000	12,319,798

36

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.500%, 01/21/26		28,100	$27,598,256

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			1,728,083,487

	SWEDEN — (3.2%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	1,447,600	171,533,785
	0.750%, 02/22/23	SEK	85,350	10,228,418
	1.000%, 11/13/23	SEK	535,920	64,864,472
Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	11,728	14,186,981
	1.250%, 08/05/22	GBP	5,351	7,473,192
Ω	0.850%, 09/02/25		2,800	2,758,840
	Svensk Exportkredit AB
	1.375%, 12/15/22	GBP	31,487	44,269,576
	1.375%, 12/15/23	GBP	8,000	11,337,113
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.013%, 05/25/23		4,500	4,577,805
	Svenska Handelsbanken AB
	2.375%, 01/18/22	GBP	1,000	1,401,727
	0.250%, 02/28/22	EUR	41,104	49,715,750
	2.750%, 12/05/22	GBP	5,000	7,160,314
	1.125%, 12/14/22	EUR	53,008	65,310,344

	TOTAL SWEDEN			454,818,317

SWITZERLAND — (0.9%)
Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	8,000	9,676,475
	1.750%, 09/12/22	EUR	12,765	15,794,687
	0.750%, 05/16/23	EUR	4,500	5,514,344
	Novartis Finance SA
	0.750%, 11/09/21	EUR	5,300	6,409,836
	0.500%, 08/14/23	EUR	31,860	38,941,890
	0.125%, 09/20/23	EUR	10,000	12,147,290
	Roche Holdings, Inc.
Ω	0.991%, 03/05/26		36,750	36,515,048

	TOTAL SWITZERLAND			124,999,570

UNITED KINGDOM — (0.3%)
	Transport for London
	2.250%, 08/09/22	GBP	29,447	41,565,497

UNITED STATES — (4.5%)
	3M Co.
	1.875%, 11/15/21	EUR	3,625	4,411,577
	0.375%, 02/15/22	EUR	55,027	66,419,229

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	0.375%, 02/15/22	EUR	5,500	$6,638,664
	0.950%, 05/15/23	EUR	6,000	7,401,395
	Apple, Inc.
	1.000%, 11/10/22	EUR	27,825	34,144,931
#	0.700%, 02/08/26		127,077	125,511,525
	3.250%, 02/23/26		6,458	7,098,856
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	37,658	45,917,966
	0.750%, 03/16/23	EUR	26,918	32,891,730
	1.300%, 03/15/24	EUR	4,271	5,328,000
	3.125%, 03/15/26		3,000	3,285,211
	Chevron Corp.
	3.326%, 11/17/25		2,000	2,197,195
	Johnson & Johnson
	0.250%, 01/20/22	EUR	25,280	30,523,561
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	19,745	23,809,397
	0.750%, 02/24/26		32,367	32,130,409
National Securities Clearing Corp.
#Ω	0.750%, 12/07/25		48,413	47,489,610
	0.750%, 12/07/25		11,975	11,746,599
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	96,493	116,567,837
	Procter & Gamble Co. (The)
	2.000%, 08/16/22	EUR	25,959	32,171,004
	Visa, Inc.
	3.150%, 12/14/25		5,644	6,173,309

	TOTAL UNITED STATES			641,858,005

	TOTAL BONDS			9,931,213,712

U.S. TREASURY OBLIGATIONS — (22.6%)
	U.S. Treasury Notes
	0.375%, 12/31/25		200,000	196,304,688
	0.375%, 01/31/26		674,000	660,651,639
	0.500%, 02/28/26		722,000	711,170,000
#	0.750%, 03/31/26		930,000	926,367,187
	2.250%, 03/31/26		550,000	587,640,625
	0.750%, 04/30/26		125,000	124,414,063

	TOTAL U.S. TREASURY OBLIGATIONS			3,206,548,202

CERTIFICATES OF DEPOSIT — (1.1%)
	AUSTRALIA — (0.7%)
	National Australia Bank, Ltd., Floating Rate Note
(r)Ω	1M USD LIBOR + 0.220%, FRN, 0.326%, 05/26/21		100,000	100,015,897

37

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SWEDEN — (0.4%)
Svenska Handelsbanken AB, Floating Rate Note
(r)Ω	3M USD LIBOR + 0.120%, FRN, 0.323%, 05/11/21	50,000	$50,000,000

TOTAL CERTIFICATES OF DEPOSIT			150,015,897

TOTAL INVESTMENT SECURITIES (Cost $12,896,651,622)			13,287,777,811

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§	The DFA Short Term Investment Fund	76,781,211	$888,358,614

TOTAL INVESTMENTS — (100.0%) (Cost $13,785,010,236)			$14,176,136,425

As of April 30, 2021, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	148,382,050	EUR	121,136,174	Bank of America Corp.	05/03/21	$2,746,127
EUR	25,093,996	USD	29,908,932	JP Morgan	05/03/21	260,316
USD	134,271,112	EUR	110,681,607	State Street Bank and Trust	05/04/21	1,204,188
USD	137,802,720	EUR	114,178,105	Bank of America Corp.	05/05/21	529,523
EUR	41,810,456	USD	49,798,879	Bank of America Corp.	05/05/21	468,683
EUR	61,840,460	USD	73,724,756	Barclays Capital	05/05/21	624,329
SGD	39,953,800	USD	29,790,724	HSBC Bank	05/05/21	232,667
EUR	10,527,189	USD	12,608,551	Mellon Bank	05/05/21	47,999
EUR	5,858,856	USD	6,957,464	Citibank, N.A.	05/06/21	86,612
USD	138,076,355	EUR	114,585,740	State Street Bank and Trust	05/06/21	310,452
EUR	118,121,900	USD	138,569,179	Barclays Capital	05/07/21	3,450,933
EUR	30,197,967	USD	35,970,749	Bank of America Corp.	05/10/21	338,887
USD	134,242,050	GBP	97,094,879	Citibank, N.A.	05/10/21	147,827
EUR	19,596,435	USD	23,339,086	HSBC Bank	05/10/21	223,409
GBP	31,577,548	USD	43,389,730	Mellon Bank	05/10/21	220,879
EUR	18,622,837	USD	21,870,416	State Street Bank and Trust	05/10/21	521,437
USD	126,488,022	GBP	91,163,222	Citibank, N.A.	05/11/21	585,536
EUR	17,349,795	USD	14,896,815	Citibank, N.A.	05/11/21	247,550
USD	130,261,066	AUD	168,111,658	HSBC Bank	05/11/21	752,863
EUR	29,109,697	USD	34,703,885	JP Morgan	05/11/21	297,896
EUR	9,861,108	USD	11,667,480	Barclays Capital	05/12/21	189,846
EUR	61,269,415	USD	72,723,652	JP Morgan	05/12/21	948,738
EUR	47,162,523	USD	55,387,464	State Street Bank and Trust	05/12/21	1,322,328
EUR	77,617,344	USD	92,914,403	Bank of America Corp.	05/14/21	418,968
CAD	43,461,512	USD	35,028,821	Bank of America Corp.	05/18/21	331,040
CAD	113,468,980	USD	90,537,168	Citibank, N.A.	05/18/21	1,780,084
EUR	96,502,377	USD	113,681,489	Barclays Capital	05/19/21	2,372,230
EUR	19,645,045	USD	23,402,062	HSBC Bank	05/19/21	223,061
CAD	5,400,163	USD	4,298,559	Citibank, N.A.	05/21/21	94,988
GBP	89,119,887	USD	122,663,695	Mellon Bank	05/21/21	419,223
AUD	8,277,876	USD	6,377,176	ANZ Securities	05/25/21	287
CAD	821,174	USD	650,379	Citibank, N.A.	05/25/21	17,730
USD	103,846,152	GBP	75,115,583	State Street Bank and Trust	05/26/21	103,479
USD	206,262,495	GBP	222,160,613	State Street Bank and Trust	05/28/21	1,383,993

38

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	36,757,686	USD	50,764,018	UBS AG	05/28/21	$2,484
USD	107,529,374	EUR	89,266,642	State Street Bank and Trust	06/03/21	145,541
USD	79,736,668	GBP	57,270,746	Citibank, N.A.	06/04/21	638,240
USD	106,653,674	GBP	76,271,741	UBS AG	06/07/21	1,311,758
USD	103,828,624	GBP	74,724,505	Citibank, N.A.	06/08/21	623,245
USD	122,715,624	EUR	101,770,139	HSBC Bank	06/08/21	277,666
USD	133,556,975	GBP	96,052,630	Citibank, N.A.	06/10/21	893,302
USD	130,762,729	CAD	160,617,900	HSBC Bank	06/14/21	77,426
USD	115,506,920	NOK	943,757,748	State Street Bank and Trust	06/14/21	2,122,282
USD	101,449,389	AUD	130,081,381	State Street Bank and Trust	06/15/21	1,221,951
USD	185,983,100	SEK	673,748,695	State Street Bank and Trust	06/30/21	2,102,676
USD	267,214,089	EUR	206,098,098	State Street Bank and Trust	07/01/21	2,192,745
EUR	2,576,378	USD	3,100,436	UBS AG	07/01/21	698
USD	125,133,004	EUR	103,592,155	State Street Bank and Trust	07/19/21	394,344
USD	123,884,658	EUR	102,540,011	Citibank, N.A.	07/23/21	402,735
EUR	12,249,050	USD	14,748,655	Bank of America Corp.	07/26/21	2,951
USD	82,904,408	EUR	68,437,715	JP Morgan	07/26/21	484,449
USD	128,975,863	EUR	106,517,456	State Street Bank and Trust	07/27/21	693,595
USD	124,013,446	EUR	102,549,065	State Street Bank and Trust	07/28/21	507,887

Total Appreciation						$37,000,083
USD	128,940,125	CAD	160,087,031	Bank of America Corp.	05/03/21	$(1,301,937)
AUD	36,273,923	USD	28,032,089	Goldman Sachs International	05/03/21	(88,467)
CAD	160,087,031	USD	130,322,749	HSBC Bank	05/03/21	(80,686)
USD	193,342,624	SEK	747,709,307	State Street Bank and Trust	05/03/21	(3,445,332)
AUD	807,477,562	USD	287,642,466	State Street Bank and Trust	05/03/21	(3,331,457)
EUR	1,052,163,022	USD	249,533,857	State Street Bank and Trust	05/04/21	(3,362,488)
USD	111,328,856	NOK	941,481,415	UBS AG	05/04/21	(1,775,591)
USD	257,903,528	CAD	253,149,505	Bank of America Corp.	05/05/21	(2,286,777)
SGD	124,971,250	USD	93,942,121	Mellon Bank	05/05/21	(32,135)
GBP	95,571,921	USD	132,937,675	State Street Bank and Trust	05/05/21	(948,120)
USD	122,508,639	SGD	164,925,050	UBS AG	05/05/21	(1,424,738)
USD	125,365,146	CAD	157,032,382	Barclays Capital	05/06/21	(2,392,190)
USD	140,849,274	EUR	118,121,900	State Street Bank and Trust	05/07/21	(1,170,838)
USD	127,230,933	CAD	158,530,112	State Street Bank and Trust	05/10/21	(1,745,515)
USD	81,267,981	EUR	68,417,239	UBS AG	05/10/21	(996,004)
USD	271,474,287	EUR	280,139,882	Bank of America Corp.	05/11/21	(2,445,914)
AUD	11,951,755	USD	9,243,889	Bank of America Corp.	05/11/21	(36,614)
USD	125,179,515	CAD	157,380,794	Bank of America Corp.	05/12/21	(2,862,395)
USD	141,328,487	EUR	118,293,046	UBS AG	05/12/21	(911,021)
USD	211,073,164	CAD	269,848,500	Bank of America Corp.	05/13/21	(3,413,923)
GBP	32,384,228	USD	45,171,918	Royal Bank of Canada	05/13/21	(446,960)
USD	132,224,751	GBP	96,075,010	State Street Bank and Trust	05/13/21	(461,776)
USD	131,926,953	EUR	110,373,724	UBS AG	05/13/21	(792,718)
USD	122,578,293	AUD	161,505,324	Barclays Capital	05/14/21	(1,842,404)
USD	70,736,859	SEK	610,267,326	Citibank, N.A.	05/14/21	(1,357,439)
EUR	34,105,804	USD	41,048,156	Citibank, N.A.	05/14/21	(36,579)
USD	234,431,878	EUR	185,682,632	State Street Bank and Trust	05/14/21	(2,056,657)
USD	273,103,118	EUR	281,262,909	Bank of America Corp.	05/17/21	(4,638,336)
USD	1,874,253	CAD	2,348,287	Citibank, N.A.	05/18/21	(36,290)
USD	122,934,684	CAD	154,582,205	State Street Bank and Trust	05/18/21	(2,831,884)
USD	127,226,137	CAD	160,124,144	Bank of America Corp.	05/19/21	(3,049,564)
USD	136,920,086	EUR	116,147,422	State Street Bank and Trust	05/19/21	(2,758,756)
USD	145,157,878	EUR	123,510,375	State Street Bank and Trust	05/20/21	(3,378,581)
USD	130,777,662	CAD	164,653,693	Barclays Capital	05/21/21	(3,183,788)
USD	123,038,081	AUD	162,370,585	Citibank, N.A.	05/21/21	(2,053,459)

39

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	7,423,831	USD	10,319,155	Mellon Bank	05/21/21	$(66,148)
USD	133,133,584	GBP	96,543,718	State Street Bank and Trust	05/21/21	(202,341)
USD	133,661,581	AUD	175,203,966	Citibank, N.A.	05/24/21	(1,318,864)
AUD	27,308,389	USD	21,160,888	UBS AG	05/24/21	(121,989)
USD	125,308,322	CAD	164,124,029	Citibank, N.A.	05/25/21	(1,172,003)
USD	127,413,956	EUR	107,823,047	State Street Bank and Trust	05/25/21	(2,269,361)
USD	55,547,152	SEK	475,508,785	Bank of America Corp.	05/26/21	(633,238)
USD	128,505,049	CAD	161,798,883	Barclays Capital	05/26/21	(3,135,080)
USD	124,259,045	AUD	163,035,872	HSBC Bank	05/26/21	(1,348,094)
USD	127,898,551	EUR	107,454,558	State Street Bank and Trust	05/26/21	(1,344,121)
USD	75,741,086	GBP	55,260,089	Barclays Capital	05/27/21	(579,170)
AUD	5,927,906	USD	4,603,271	Citibank, N.A.	05/27/21	(36,233)
GBP	55,260,089	USD	76,799,206	HSBC Bank	05/27/21	(478,950)
USD	126,173,513	CAD	158,209,826	Mellon Bank	05/27/21	(2,546,809)
USD	128,300,825	AUD	166,917,355	Morgan Stanley and Co. International	05/27/21	(297,337)
AUD	11,585,983	USD	9,002,090	Bank of America Corp.	05/28/21	(75,856)
GBP	5,977,021	USD	8,319,958	HSBC Bank	05/28/21	(65,019)
USD	109,755,030	NOK	926,926,900	JP Morgan	05/28/21	(1,605,136)
USD	324,949,467	SEK	868,694,693	State Street Bank and Trust	05/28/21	(3,408,870)
USD	115,985,425	GBP	84,288,162	State Street Bank and Trust	06/01/21	(426,925)
USD	148,510,981	EUR	123,992,991	Bank of America Corp.	06/02/21	(644,172)
USD	26,784,619	SEK	226,711,714	HSBC Bank	06/02/21	(2,540)
GBP	55,945,862	USD	77,980,061	HSBC Bank	06/02/21	(711,774)
USD	77,079,747	GBP	55,945,862	UBS AG	06/02/21	(188,540)
GBP	57,270,746	USD	79,608,651	HSBC Bank	06/04/21	(510,223)
USD	126,109,733	CAD	156,890,244	Citibank, N.A.	06/07/21	(1,540,172)
USD	119,282,221	CAD	148,892,076	Bank of America Corp.	06/09/21	(1,860,828)
USD	126,343,486	CAD	156,733,112	Bank of America Corp.	06/10/21	(1,179,611)
USD	64,264,421	CAD	79,600,225	UBS AG	06/11/21	(501,056)
EUR	57,967,079	USD	70,369,286	Goldman Sachs International	07/01/21	(595,479)
EUR	13,152,931	USD	15,968,458	JP Morgan	07/01/21	(136,539)
EUR	56,188,665	USD	68,120,081	Citibank, N.A.	07/26/21	(451,728)

Total (Depreciation)						$(92,431,539)

Total Appreciation (Depreciation)						$(55,431,456)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,184,811,382	—	$1,184,811,382
Austria	—	16,077,710	—	16,077,710
Belgium	—	250,867,903	—	250,867,903
Canada	—	2,517,579,340	—	2,517,579,340
Denmark	—	89,323,550	—	89,323,550
Finland	—	263,598,809	—	263,598,809
France	—	654,540,486	—	654,540,486

40

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$684,889,598	—	$684,889,598
Japan	—	301,526,121	—	301,526,121
Netherlands	—	624,760,110	—	624,760,110
Norway	—	271,916,040	—	271,916,040
Singapore	—	79,997,787	—	79,997,787
Supranational Organization Obligations	—	1,728,083,487	—	1,728,083,487
Sweden	—	454,818,317	—	454,818,317
Switzerland	—	124,999,570	—	124,999,570
United Kingdom	—	41,565,497	—	41,565,497
United States	—	641,858,005	—	641,858,005
U.S. Treasury Obligations	—	3,206,548,202	—	3,206,548,202
Certificates of Deposit
Australia	—	100,015,897	—	100,015,897
Sweden	—	50,000,000	—	50,000,000
Securities Lending Collateral	—	888,358,614	—	888,358,614
Forward Currency Contracts**	—	(55,431,456)	—	(55,431,456)

TOTAL	—	$14,120,704,969	—	$14,120,704,969

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

41

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (97.7%)
AUSTRALIA — (8.1%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$15,632,368
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	61,500	54,593,293
Ω	1.750%, 08/21/31	AUD	7,000	5,307,584
Ω	1.750%, 07/20/34	AUD	7,000	5,033,756
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	6,000	4,468,162
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	9,483,761
	2.250%, 11/20/34	AUD	51,500	39,245,377
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	7,408,376

TOTAL AUSTRALIA				141,172,677

BELGIUM — (0.7%)
Kingdom of Belgium Government Bond
	1.250%, 04/22/33	EUR	9,000	12,146,370

CANADA — (13.4%)
CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	1,000	1,374,923
	1.500%, 03/04/33	EUR	31,520	42,851,942
Province of Alberta Canada
	2.050%, 06/01/30	CAD	9,000	7,256,380
	3.500%, 06/01/31	CAD	28,000	25,330,871
	3.900%, 12/01/33	CAD	36,000	33,614,156
Province of Manitoba Canada
	6.300%, 03/05/31	CAD	5,000	5,532,604
Province of Ontario Canada
	6.200%, 06/02/31	CAD	1,000	1,111,223
	5.850%, 03/08/33	CAD	45,000	49,696,050
	5.600%, 06/02/35	CAD	13,000	14,436,066
Province of Quebec Canada
	0.000%, 10/15/29	EUR	10,000	11,871,710
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	36,200	40,770,834

TOTAL CANADA				233,846,759

FINLAND — (5.8%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	60,499,679

		Face Amount^	Value†
		(000)
FINLAND — (Continued)
Kuntarahoitus Oyj
1.250%, 02/23/33	EUR	30,511	$41,055,415

TOTAL FINLAND			101,555,094

FRANCE — (20.9%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	29,796,129
Agence Francaise de Developpement
0.875%, 05/25/31	EUR	5,500	7,003,748
1.375%, 07/05/32	EUR	13,000	17,350,401
France Republic Government Bond OAT
4.750%, 04/25/35	EUR	29,000	55,952,364
French Republic Government Bond OAT
1.250%, 05/25/34	EUR	82,000	110,197,722
SNCF Reseau
5.250%, 12/07/28	GBP	16,713	29,938,527
1.125%, 05/25/30	EUR	8,000	10,336,654
5.000%, 10/10/33	EUR	11,000	20,325,165
Societe Nationale SNCF SA
5.375%, 03/18/27	GBP	4,226	7,214,153
1.500%, 02/02/29	EUR	20,000	26,301,375
0.625%, 04/17/30	EUR	26,000	32,199,997
Unedic Asseo
1.500%, 04/20/32	EUR	9,000	12,284,318
1.250%, 05/25/33	EUR	3,400	4,529,017

TOTAL FRANCE			363,429,570

GERMANY — (5.8%)
Bundesrepublik Deutschland Bundesanleihe
0.000%, 05/15/35	EUR	10,000	11,961,783
Deutsche Bahn Finance GMBH
1.625%, 08/16/33	EUR	4,773	6,458,327
Kreditanstalt fuer Wiederaufbau
5.750%, 06/07/32	GBP	22,000	44,766,444
0.050%, 09/29/34	EUR	10,000	11,698,610
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	9,000	13,522,365
1.100%, 03/13/34	EUR	10,000	13,210,824

TOTAL GERMANY			101,618,353

42

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
NETHERLANDS — (1.7%)
	BNG Bank NV
	3.300%, 04/26/29	AUD	25,000	$21,472,770
	Nederlandse Waterschapsbank NV
	0.500%, 04/29/30	EUR	6,500	8,144,431

	TOTAL NETHERLANDS			29,617,201

NEW ZEALAND — (4.0%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	82,000	68,693,379

	NORWAY — (6.3%)
	Equinor ASA
	6.875%, 03/11/31	GBP	19,124	38,853,820
	Norway Government Bond
Ω	1.750%, 09/06/29	NOK	449,224	55,611,708
Ω	1.375%, 08/19/30	NOK	128,000	15,299,721

	TOTAL NORWAY			109,765,249

	SINGAPORE — (3.6%)
	Singapore Government Bond
	2.875%, 09/01/30	SGD	9,000	7,495,142
	3.375%, 09/01/33	SGD	62,000	54,510,614

	TOTAL SINGAPORE			62,005,756

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.8%)
	Asian Development Bank
	2.350%, 06/21/27	JPY	1,830,000	19,345,853
	EUROFIMA
	3.350%, 05/21/29	AUD	15,000	12,773,799
	0.150%, 10/10/34	EUR	30,000	34,623,708
	European Financial Stability Facility
	1.250%, 05/24/33	EUR	30,000	40,741,518
	European Investment Bank
	1.900%, 01/26/26	JPY	2,297,800	23,013,028
	2.150%, 01/18/27	JPY	517,100	5,335,536
	1.375%, 05/12/28	SEK	110,000	13,636,723
	5.625%, 06/07/32	GBP	5,800	11,680,726
	European Stability Mechanism
	1.200%, 05/23/33	EUR	38,500	51,875,998

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	10,000	$13,619,228
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	13,396,427

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			240,042,544

SWEDEN — (1.3%)
Sweden Government Bond
2.250%, 06/01/32	SEK	165,000	23,170,225

UNITED KINGDOM — (12.3%)
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	16,700	29,924,096
United Kingdom Gilt
4.250%, 06/07/32	GBP	18,650	34,619,040
4.500%, 09/07/34	GBP	17,000	33,442,467
0.625%, 07/31/35	GBP	90,000	115,185,164

TOTAL UNITED KINGDOM			213,170,767

TOTAL BONDS			1,700,233,944

U.S. TREASURY OBLIGATIONS — (2.3%)
U.S. Treasury Notes
0.500%, 10/31/27		41,000	39,153,399

TOTAL INVESTMENT SECURITIES (Cost $1,656,188,237)			1,739,387,343

TOTAL INVESTMENTS — (100.0%) (Cost $1,656,188,237)			$1,739,387,343

43

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2021, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	1,851,739	USD	1,293,293	ANZ Securities	05/18/21	$31,728
USD	750,015	NZD	1,045,311	ANZ Securities	05/18/21	2,037
AUD	2,418,367	USD	1,837,967	Bank of America Corp.	05/18/21	25,134
USD	51,883,507	GBP	37,525,093	UBS AG	05/26/21	57,331
USD	13,408,592	EUR	11,085,129	Bank of America Corp.	06/01/21	74,197
USD	87,654,607	AUD	113,082,422	State Street Bank and Trust	06/01/21	530,380
USD	93,189,032	EUR	359,634,092	Bank of America Corp.	06/04/21	392,523
USD	139,847,320	GBP	100,648,307	Citibank, N.A.	06/08/21	837,411
USD	97,340,583	EUR	80,708,445	State Street Bank and Trust	06/08/21	241,598
USD	72,488,361	NOK	600,577,819	State Street Bank and Trust	06/10/21	334,259
SGD	1,038,992	USD	771,968	State Street Bank and Trust	06/23/21	8,655
USD	87,158,843	EUR	72,150,882	UBS AG	07/19/21	279,635
USD	75,302,771	EUR	62,333,124	Citibank, N.A.	07/23/21	239,252

Total Appreciation						$3,054,140
USD	51,688,286	CAD	64,439,730	Bank of America Corp.	05/10/21	$(738,394)
USD	136,631,498	GBP	99,264,030	State Street Bank and Trust	05/13/21	(459,295)
USD	77,381,055	CAD	97,638,556	Bank of America Corp.	05/17/21	(2,056,557)
USD	2,036,105	CAD	2,545,732	State Street Bank and Trust	05/17/21	(35,073)
USD	67,994,796	NZD	97,335,796	Bank of America Corp.	05/18/21	(1,654,346)
USD	1,842,519	AUD	2,415,646	Citibank, N.A.	05/18/21	(18,486)
USD	87,698,925	AUD	115,213,074	UBS AG	05/18/21	(1,060,812)
USD	164,682,237	JPY	5,358,754,573	State Street Bank and Trust	05/21/21	(3,276,317)
USD	26,871,292	GBP	19,527,255	State Street Bank and Trust	05/26/21	(97,941)
USD	46,610,126	EUR	38,870,539	Bank of America Corp.	06/01/21	(147,571)
USD	45,765,082	CAD	56,742,313	Bank of America Corp.	06/10/21	(402,287)
USD	766,638	SGD	1,028,627	ANZ Securities	06/23/21	(6,197)
USD	61,863,348	SGD	83,260,142	State Street Bank and Trust	06/23/21	(692,213)
USD	112,598,086	EUR	94,402,084	State Street Bank and Trust	07/09/21	(1,051,082)
USD	114,824,615	EUR	95,458,334	State Street Bank and Trust	07/20/21	(122,218)

Total (Depreciation)						$(11,818,789)

Total Appreciation (Depreciation)						$(8,764,649)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$141,172,677	—	$141,172,677
Belgium	—	12,146,370	—	12,146,370
Canada	—	233,846,759	—	233,846,759
Finland	—	101,555,094	—	101,555,094
France	—	363,429,570	—	363,429,570
Germany	—	101,618,353	—	101,618,353
Netherlands	—	29,617,201	—	29,617,201
New Zealand	—	68,693,379	—	68,693,379

44

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$109,765,249	—	$109,765,249
Singapore	—	62,005,756	—	62,005,756
Supranational Organization Obligations	—	240,042,544	—	240,042,544
Sweden	—	23,170,225	—	23,170,225
United Kingdom	—	213,170,767	—	213,170,767
U.S. Treasury Obligations	—	39,153,399	—	39,153,399
Forward Currency Contracts**	—	(8,764,649)	—	(8,764,649)

TOTAL	—	$1,730,622,694	—	$1,730,622,694

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

45

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Notes
¥0.375%, 11/30/25	102,250	$100,492,578
¥0.375%, 12/31/25	200,000	196,304,688
¥0.375%, 01/31/26	200,000	196,039,062
¥1.625%, 02/15/26	190,000	197,303,125
¥0.500%, 02/28/26	201,000	197,985,000
¥2.500%, 02/28/26	172,000	185,807,032
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.075%, 10/31/22	167,750	167,834,038
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.134%, 04/30/22	260,500	260,761,894
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.174%, 01/31/22	248,500	248,771,322
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r) 0.320%, 10/31/21	30,400	30,445,238

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 1,790,965,729)		1,781,743,977

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	5,392,262	5,392,262

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,796,357,991)		$1,787,136,239

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,781,743,977	—	$1,781,743,977
Temporary Cash Investments	$5,392,262	—	—	5,392,262

TOTAL	$5,392,262	$1,781,743,977	—	$1,787,136,239

See accompanying Notes to Financial Statements.

46

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (25.2%)
Federal Home Loan Bank
5.375%, 08/15/24	19,950	$23,164,483
5.365%, 09/09/24	1,400	1,631,172
2.875%, 09/13/24	6,500	7,021,204
3.125%, 06/13/25	11,480	12,608,329
3.125%, 09/12/25	43,715	48,074,505
4.375%, 03/13/26	14,080	16,467,171
5.750%, 06/12/26	31,080	38,607,895
1.875%, 09/11/26	2,500	2,616,713
3.000%, 09/11/26	62,930	69,620,501
2.125%, 12/11/26	30,250	32,058,563
2.500%, 12/10/27	97,640	105,040,639
3.000%, 03/10/28	51,070	56,565,331
3.250%, 06/09/28	202,360	228,526,358
3.250%, 11/16/28	245,180	277,460,472
2.125%, 09/14/29	11,305	11,806,752
2.125%, 12/14/29	28,270	29,536,030
Tennessee Valley Authority
2.875%, 09/15/24	87,775	94,944,272
6.750%, 11/01/25	57,282	72,291,499
2.875%, 02/01/27	170,019	186,491,269
7.125%, 05/01/30	120,440	175,697,061
4.650%, 06/15/35	2,635	3,423,246

TOTAL AGENCY OBLIGATIONS		1,493,653,465

U.S. TREASURY OBLIGATIONS — (74.5%)
U.S. Treasury Bonds
6.750%, 08/15/26	80,183	104,362,926
6.500%, 11/15/26	15,000	19,475,391
6.625%, 02/15/27	5,000	6,579,297
6.125%, 11/15/27	20,000	26,233,594
5.500%, 08/15/28	5,000	6,453,125
5.250%, 11/15/28	69,132	88,448,581
5.250%, 02/15/29	10,000	12,853,125
6.125%, 08/15/29	6,278	8,591,296
6.250%, 05/15/30	87,039	122,110,158
5.375%, 02/15/31	197,250	265,601,749
U.S. Treasury Notes
2.250%, 11/15/25	8,500	9,075,410
1.625%, 02/15/26	46,000	47,768,125
2.500%, 02/28/26	30,000	32,408,203
2.250%, 03/31/26	23,000	24,574,062
2.375%, 04/30/26	63,000	67,715,156
1.625%, 05/15/26	148,000	153,555,781
2.125%, 05/31/26	25,000	26,560,547
1.875%, 06/30/26	5,000	5,248,828
1.875%, 07/31/26	5,000	5,247,266
1.500%, 08/15/26	100,000	102,949,219

	Face Amount	Value†
	(000)
1.375%, 08/31/26	11,000	$11,252,656
1.625%, 09/30/26	19,000	19,672,422
1.625%, 10/31/26	31,000	32,074,102
2.000%, 11/15/26	122,550	129,223,230
1.500%, 01/31/27	5,000	5,130,078
2.250%, 02/15/27	161,500	172,426,484
1.125%, 02/28/27	5,000	5,019,336
0.625%, 03/31/27	5,000	4,869,922
0.500%, 04/30/27	5,000	4,824,609
2.375%, 05/15/27	121,000	130,051,367
0.500%, 05/31/27	5,000	4,815,625
0.500%, 06/30/27	5,000	4,807,812
0.375%, 07/31/27	5,000	4,761,719
2.250%, 08/15/27	160,400	171,020,235
0.500%, 08/31/27	5,000	4,791,602
0.375%, 09/30/27	5,000	4,743,945
0.500%, 10/31/27	7,000	6,684,727
2.250%, 11/15/27	32,000	34,085,000
0.625%, 11/30/27	5,000	4,806,836
2.750%, 02/15/28	86,750	95,184,404
2.875%, 05/15/28	146,000	161,478,280
2.875%, 08/15/28	10,750	11,898,486
3.125%, 11/15/28	21,000	23,634,844
2.625%, 02/15/29	100,000	108,949,219
2.375%, 05/15/29	261,000	279,443,320
1.625%, 08/15/29	217,500	220,133,790
1.750%, 11/15/29	105,000	107,177,930
1.500%, 02/15/30	389,000	387,814,764
0.625%, 05/15/30	461,500	424,580,000
0.625%, 08/15/30	364,750	334,259,180
0.875%, 11/15/30	270,000	252,492,187
1.125%, 02/15/31	122,000	116,510,000

TOTAL U.S. TREASURY OBLIGATIONS		4,414,429,950

TOTAL INVESTMENT SECURITIES (Cost $5,818,142,477)		5,908,083,415

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	19,562,739	19,562,739

TOTAL INVESTMENTS — (100.0%) (Cost $5,837,705,216)		$5,927,646,154

47

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,493,653,465	—	$1,493,653,465
U.S. Treasury Obligations	—	4,414,429,950	—	4,414,429,950
Temporary Cash Investments	$19,562,739	—	—	19,562,739

TOTAL	$19,562,739	$5,908,083,415	—	$5,927,646,154

See accompanying Notes to Financial Statements.

48

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount	Value†
			(000)
	BONDS — (78.7%)
	3M Co.
	1.875%, 11/15/21	EUR	2,730	$3,322,374
	0.375%, 02/15/22	EUR	2,200	2,655,466
	Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	23,016	28,395,958
	AbbVie, Inc.
	3.250%, 10/01/22		18,630	19,253,535
	2.900%, 11/06/22		3,252	3,372,768
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	17,291	21,147,941
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
#	1.750%, 01/30/26		6,200	6,078,955
	4.450%, 04/03/26		410	449,825
	Aetna, Inc.
	2.750%, 11/15/22		2,000	2,057,618
	3.500%, 11/15/24		1,236	1,338,810
	Aflac, Inc.
	3.625%, 06/15/23		706	754,374
	African Development Bank
	0.875%, 03/23/26		85,000	84,691,413
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.194%, 12/15/21		25,000	25,004,160
	Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		15,200	14,938,864
	Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.296%, 06/07/21		21,000	21,003,416
	Airbus Finance BV
Ω	2.700%, 04/17/23		7,000	7,281,831
	Aker BP ASA
#Ω	2.875%, 01/15/26		2,700	2,805,694
	Albemarle Corp.
	4.150%, 12/01/24		3,455	3,805,009
	Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		3,445	3,536,992
	Altria Group, Inc.
	1.000%, 02/15/23	EUR	17,875	21,797,334

		Face Amount	Value†
		(000)
American Express Co.
2.500%, 08/01/22		1,220	$1,251,059
2.650%, 12/02/22		12,256	12,707,787
American Honda Finance Corp.
1.375%, 11/10/22	EUR	5,000	6,167,036
0.550%, 03/17/23	EUR	4,193	5,115,801
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r) 0.527%, 06/11/21		8,767	8,770,588
American International Group, Inc.
1.500%, 06/08/23	EUR	7,600	9,404,010
4.125%, 02/15/24		12,338	13,494,786
3.750%, 07/10/25		7,821	8,602,285
AmerisourceBergen Corp.
3.400%, 05/15/24		4,200	4,500,633
Analog Devices, Inc.
3.900%, 12/15/25		3,050	3,396,265
Anthem, Inc.
3.125%, 05/15/22		2,235	2,299,725
ANZ New Zealand International, Ltd.
0.400%, 03/01/22	EUR	9,750	11,801,526
Apple, Inc.
1.125%, 05/11/25		5,000	5,059,920
0.700%, 02/08/26		19,200	18,963,473
Ares Capital Corp.
3.250%, 07/15/25		2,803	2,928,792
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	1,071,300
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	2,200	2,670,341
Asian Development Bank
0.370%, 06/26/23	SEK	80,000	9,516,332
0.500%, 02/04/26		12,703	12,480,186
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.194%, 12/15/21		100,000	100,012,910
Asian Development Bank, Floating Rate Note, FEDL01 + 0.250%, FRN
(r) 0.310%, 05/28/24		59,250	59,250,000

49

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Asian Development Bank, Floating Rate Note, SONIO/N + 0.260%, FRN
(r) 0.310%, 02/01/22	GBP	7,000	$9,680,978
Asian Development Bank, Floating Rate Note, SONIO/N + 0.290%, FRN
(r) 0.339%, 03/19/24	GBP	9,250	12,832,731
Assurant, Inc.
4.000%, 03/15/23		8,305	8,820,618
4.200%, 09/27/23		6,000	6,476,944
AstraZeneca P.L.C.
0.700%, 04/08/26		960	933,817
AT&T, Inc.
2.500%, 03/15/23	EUR	15,000	18,829,285
1.950%, 09/15/23	EUR	5,200	6,531,024
Australia & New Zealand Banking Group, Ltd.
3.300%, 03/07/22	AUD	22,166	17,516,318
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.750%, FRN
(r) 0.792%, 07/16/21	AUD	6,000	4,628,543
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.760%, FRN
(r) 0.802%, 01/16/25	AUD	28,500	22,269,341
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r) 0.814%, 01/18/23	AUD	3,000	2,334,699
(r) 0.800%, 08/29/24	AUD	10,000	7,822,875
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.820%, FRN
(r) 0.857%, 12/06/21	AUD	3,000	2,320,850
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 1.130%, FRN
(r) 1.140%, 08/16/21	AUD	4,500	3,476,956
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r) 0.652%, 05/17/21		12,500	12,502,287

			Face Amount	Value†
			(000)
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω	1.045%, 11/23/21		2,050	$2,059,567
(r)	1.045%, 11/23/21		10,000	10,046,666
	Australia Government Bond
	0.250%, 11/21/25	AUD	37,100	28,113,192
	Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,033,855
	AutoZone, Inc.
	2.875%, 01/15/23		22,501	23,287,732
	Avnet, Inc.
	4.875%, 12/01/22		4,291	4,553,383
	Banco Santander SA
	3.848%, 04/12/23		25,400	27,001,548
	Bank of America Corp.
	5.700%, 01/24/22		9,171	9,536,820
	3.228%, 06/22/22	CAD	4,130	3,460,881
	3.300%, 01/11/23		563	591,459
	Bank of Montreal
	1.900%, 08/27/21		5,254	5,282,846
	1.610%, 10/28/21	CAD	12,500	10,236,444
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	0.955%, 10/06/22	AUD	8,500	6,610,180
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)	1.027%, 09/07/23	AUD	9,000	7,039,927
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r)	0.980%, 08/27/21		4,608	4,619,388
	Bank of New Zealand
Ω	1.000%, 03/03/26		3,000	2,956,887
	Bank of Nova Scotia
	3.400%, 02/11/24		2,801	3,015,692
	Bank of Nova Scotia, Floating Rate Note, BBSW3M + 0.760%, FRN
(r)	0.797%, 09/07/21	AUD	5,000	3,860,458
	Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	59,500	48,866,823
#	2.700%, 03/07/22		3,305	3,375,689
	Barclays P.L.C.
	3.200%, 08/10/21		12,000	12,093,960
	1.500%, 04/01/22	EUR	1,764	2,153,852
	3.650%, 03/16/25		11,000	11,887,780
	BAT International Finance P.L.C.
	3.625%, 11/09/21	EUR	1,078	1,321,785

50

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount	Value†
			(000)
	2.375%, 01/19/23	EUR	12,041	$15,055,484
	0.875%, 10/13/23	EUR	3,487	4,262,423
	7.250%, 03/12/24	GBP	2,443	3,945,376
	Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	17,005	21,101,538
	Bayer U.S. Finance LLC
#Ω	3.375%, 10/08/24		1,000	1,078,983
	Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	10,468,280
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	4,000	4,877,366
	Biogen, Inc.
	3.625%, 09/15/22		6,426	6,726,973
	BMW Finance NV
	0.500%, 11/22/22	EUR	4,200	5,114,748
	0.375%, 07/10/23	EUR	3,000	3,653,565
	0.625%, 10/06/23	EUR	12,085	14,818,574
	BMW US Capital LLC
	0.625%, 04/20/22	EUR	2,000	2,427,596
Ω	2.800%, 04/11/26		2,026	2,156,327
	BMW US Capital LLC,
		Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	0.698%, 08/13/21		11,407	11,422,759
	BNG Bank NV
	0.050%, 07/11/23	EUR	4,000	4,870,054
	BNP Paribas SA
	2.875%, 10/24/22	EUR	5,000	6,302,974
	1.125%, 11/22/23	EUR	15,500	19,243,112
	1.000%, 06/27/24	EUR	8,000	9,920,733
	Boeing Co. (The)
	2.200%, 10/30/22		3,900	3,965,796
	2.800%, 03/01/23		4,000	4,143,546
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	9,534,726
	3.650%, 03/15/25		5,000	5,466,716
	BP Capital Markets America, Inc.
	2.112%, 09/16/21		1,000	1,005,347
	BP Capital Markets P.L.C.
#	2.500%, 11/06/22		2,000	2,062,867
	BPCE SA
	2.750%, 12/02/21		1,000	1,014,415
	1.125%, 12/14/22	EUR	2,500	3,077,813
	1.125%, 01/18/23	EUR	1,600	1,965,688
	0.625%, 09/26/23	EUR	10,000	12,285,765
Ω	2.375%, 01/14/25		14,627	15,192,184
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	1,600	1,936,672
	1.125%, 03/10/23	EUR	10,326	12,726,131
	0.875%, 09/26/23	EUR	15,480	19,031,169

			Face Amount	Value†
			(000)
Broadcom, Inc.
	4.700%, 04/15/25		32,760	$36,953,479
	4.250%, 04/15/26		3,000	3,348,163
Brown & Brown, Inc.
	4.200%, 09/15/24		4,094	4,499,529
Bunge, Ltd. Finance Corp.
#	3.000%, 09/25/22		600	617,911
	4.350%, 03/15/24		36,460	39,926,056
	1.630%, 08/17/25		800	809,501
Caisse d’Amortissement de la Dette Sociale
	0.125%, 11/25/22	EUR	20,000	24,281,211
#Ω	0.625%, 02/18/26		29,000	28,559,421
Campbell Soup Co.
#	3.950%, 03/15/25		7,000	7,701,348
Canada Housing Trust No 1, Floating Rate Note, 3M
	CDOR - 0.035%, FRN
(r)Ω	0.403%, 09/15/25	CAD	10,000	8,195,965
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.040%, FRN
(r)Ω	0.398%, 03/15/25	CAD	53,000	43,413,733
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.050%, FRN
(r)Ω	0.388%, 03/15/24	CAD	25,000	20,445,409
Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	5,000	4,127,975
	0.750%, 03/22/23	EUR	24,900	30,535,575
	0.375%, 05/03/24	EUR	2,880	3,508,648
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		5,215	5,409,893
	3.900%, 02/01/25		3,389	3,674,730
	2.050%, 07/15/25		1,109	1,131,847
Capital One Financial Corp.
	3.750%, 04/24/24		1,959	2,134,083
	0.800%, 06/12/24	EUR	5,125	6,294,508
	3.200%, 02/05/25		17,612	18,973,389
Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	6,389,835
Carrier Global Corp.
	2.242%, 02/15/25		4,000	4,172,239
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	0.582%, 05/17/21		3,935	3,935,635
Charles Schwab Corp. (The)
#	0.900%, 03/11/26		4,000	3,955,662
Chevron Corp.
#	2.498%, 03/03/22		540	549,101

51

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
3.326%, 11/17/25		4,000	$4,394,390
Chevron USA, Inc.
3.900%, 11/15/24		6,000	6,629,815
Church & Dwight Co., Inc.
2.875%, 10/01/22		7,000	7,238,078
Cigna Corp.
3.250%, 04/15/25		1,260	1,359,500
Citigroup, Inc.
0.750%, 10/26/23	EUR	26,478	32,487,274
Citizens Bank NA
2.650%, 05/26/22		8,635	8,831,711
CNA Financial Corp.
3.950%, 05/15/24		11,000	11,938,280
CNH Industrial Capital LLC
4.375%, 04/05/22		200	206,823
1.950%, 07/02/23		4,000	4,112,049
4.200%, 01/15/24		2,570	2,796,720
Coca-Cola European Partners P.L.C.
2.625%, 11/06/23	EUR	4,620	5,898,544
Comcast Cable
Communications Holdings, Inc.
9.455%, 11/15/22		11,000	12,538,269
Comerica, Inc.
3.700%, 07/31/23		3,000	3,207,321
Commonwealth Bank of Australia
2.900%, 07/12/21	AUD	8,610	6,667,605
3.250%, 01/17/22	AUD	18,780	14,775,906
#Ω 2.750%, 03/10/22		11,500	11,748,883
3.250%, 03/31/22	AUD	3,200	2,532,272
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r) 0.940%, 08/16/23	AUD	13,000	10,180,973
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR +
0.830%, FRN
(r) 1.006%, 09/06/21		3,500	3,509,845
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,553,925
Constellation Brands, Inc.
2.700%, 05/09/22		4,935	5,037,949
3.200%, 02/15/23		5,191	5,425,419
Cooperatieve Rabobank UA
0.125%, 10/11/21	EUR	2,750	3,315,351
2.750%, 01/10/22		4,928	5,013,619
4.000%, 01/11/22	EUR	2,500	3,099,159
3.875%, 02/08/22		15,799	16,236,306
4.750%, 06/06/22	EUR	3,000	3,811,879
0.500%, 12/06/22	EUR	3,496	4,261,698

		Face Amount	Value†
		(000)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.310%, 01/12/24		3,925	$3,927,646
Corporate Office Properties LP
2.250%, 03/15/26		8,645	8,866,087
Cox Communications, Inc.
Ω 3.250%, 12/15/22		770	804,377
Ω 3.850%, 02/01/25		2,000	2,183,215
Credit Agricole SA
0.750%, 12/05/23	EUR	2,000	2,468,267
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	10,220	12,441,807
3.750%, 03/26/25		7,157	7,759,149
CVS Health Corp.
2.750%, 12/01/22		2,120	2,186,700
3.875%, 07/20/25		1,000	1,107,969
Daimler AG
1.400%, 01/12/24	EUR	1,355	1,694,764
Daimler Finance North America LLC
Ω 2.700%, 06/14/24		3,000	3,159,831
Ω 3.300%, 05/19/25		200	216,075
Ω 1.450%, 03/02/26		11,745	11,780,742
Daimler International Finance BV
0.200%, 09/13/21	EUR	6,893	8,303,515
0.625%, 02/27/23	EUR	8,000	9,767,538
2.000%, 09/04/23	GBP	2,000	2,840,935
Daiwa Securities Group, Inc.
Ω 3.129%, 04/19/22		11,000	11,278,172
Danone SA
2.077%, 11/02/21		5,000	5,036,520
Danske Bank A.S.
0.875%, 05/22/23	EUR	3,000	3,675,241
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	1,645	1,984,077
4.375%, 09/23/21	EUR	175	214,356
Dexia Credit Local SA
0.625%, 01/21/22	EUR	750	909,261
0.250%, 06/02/22	EUR	8,000	9,699,635
0.750%, 01/25/23	EUR	1,200	1,473,862
Discover Financial Services
4.500%, 01/30/26		403	456,776
Discovery Communications LLC
3.450%, 03/15/25		1,200	1,289,549
Dollar General Corp.
3.250%, 04/15/23		8,009	8,390,648
Dollar Tree, Inc.
3.700%, 05/15/23		6,702	7,112,918

52

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Dow Chemical Co. (The)
3.500%, 10/01/24		595	$642,460
DTE Energy Co.
2.600%, 06/15/22		3,418	3,495,162
DuPont de Nemours, Inc.
# 2.169%, 05/01/23		46,250	46,419,978
DXC Technology Co.
4.250%, 04/15/24		2,000	2,175,800
4.125%, 04/15/25		24,250	26,620,791
E*TRADE Financial Corp.
2.950%, 08/24/22		4,060	4,184,903
Eastern Energy Gas, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r) 0.784%, 06/15/21		18,669	18,680,427
Eaton Corp.
2.750%, 11/02/22		1,285	1,330,213
Edison International
2.400%, 09/15/22		2,600	2,652,079
2.950%, 03/15/23		2,000	2,070,456
4.950%, 04/15/25		34,815	38,986,160
Electricite de France SA
2.750%, 03/10/23	EUR	11,700	14,848,155
Enbridge, Inc.
2.900%, 07/15/22		18,189	18,682,095
3.190%, 12/05/22	CAD	5,000	4,216,694
# 2.500%, 01/15/25		6,000	6,276,657
Enel Finance International N.V.
Ω 4.250%, 09/14/23		2,000	2,159,422
Enel Finance International NV
Ω 2.875%, 05/25/22		2,200	2,253,138
5.000%, 09/14/22	EUR	2,000	2,578,806
Energy Transfer L.P.
3.450%, 01/15/23		3,537	3,667,229
3.600%, 02/01/23		850	884,406
Eni SpA
1.750%, 01/18/24	EUR	4,406	5,571,852
Enterprise Products Operating LLC
3.350%, 03/15/23		3,960	4,143,649
3.700%, 02/15/26		1,071	1,183,014
Equifax, Inc.
3.950%, 06/15/23		10,000	10,696,748
Equinor ASA
1.750%, 01/22/26		10,100	10,400,452
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		15,000	16,453,136
EUROFIMA, Floating Rate Note, 3M USD LIBOR +
0.100%, FRN
(r) 0.277%, 03/11/22		18,458	18,468,706

		Face Amount	Value†
		(000)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r) 0.200%, 04/14/26		142,000	$141,873,721
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.270%, 03/13/23		1,450	1,453,828
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.280%, FRN
(r) 0.290%, 10/15/24		48,500	48,711,460
European Investment Bank
0.500%, 07/19/22	SEK	40,000	4,754,007
European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r) 0.260%, 01/30/23		32,000	32,079,040
European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r) 0.291%, 03/05/24		122,250	122,692,545
(r)Ω 0.291%, 03/05/24		25,000	25,090,500
European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r) 0.399%, 06/29/23	GBP	1,653	2,295,134
European Investment Bank, Floating Rate Note, SONIO/N + 1.000%, FRN
(r) 1.049%, 09/08/25	GBP	5,000	7,161,432
Exelon Corp.
3.950%, 06/15/25		3,300	3,636,417
Exelon Generation Co. LLC
3.400%, 03/15/22		1,600	1,636,262
# 3.250%, 06/01/25		14,000	15,052,126
Expedia Group, Inc.
5.000%, 02/15/26		17,000	19,315,583
FedEx Corp.
0.700%, 05/13/22	EUR	4,060	4,929,750
1.000%, 01/11/23	EUR	21,955	26,853,879
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		27,262	31,364,658
Fidelity National Information Services, Inc.
1.150%, 03/01/26		15,200	15,048,152

53

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Flex, Ltd.
# 4.750%, 06/15/25		2,050	$2,288,475
3.750%, 02/01/26		8,000	8,691,363
GATX Corp.
4.750%, 06/15/22		12,125	12,679,705
GE Capital Funding LLC
Ω 3.450%, 05/15/25		21,523	23,355,124
General Dynamics Corp., Floating Rate Note, 3M USD LIBOR + 0.380%, FRN
(r) 0.583%, 05/11/21		15,000	15,001,112
General Electric Co.
0.375%, 05/17/22	EUR	1,500	1,812,893
3.375%, 03/11/24		731	785,870
General Mills, Inc.
1.000%, 04/27/23	EUR	5,922	7,272,896
General Motors Co.
6.125%, 10/01/25		3,000	3,560,416
General Motors Financial Co., Inc.
3.200%, 07/06/21		7,234	7,251,752
3.450%, 01/14/22		12,773	12,994,896
3.250%, 01/05/23		1,300	1,352,807
2.750%, 06/20/25		19,100	20,100,710
Georgia Power Co.
3.250%, 04/01/26		3,300	3,561,505
Gilead Sciences, Inc.
3.650%, 03/01/26		4,000	4,415,481
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/23		5,700	5,949,031
Glencore Funding LLC
Ω 4.625%, 04/29/24		16,455	18,179,731
Ω 1.625%, 09/01/25		6,626	6,668,527
Glencore Funding, LLC
Ω 4.125%, 03/12/24		2,145	2,321,611
Global Payments, Inc.
3.750%, 06/01/23		1,000	1,058,513
# 2.650%, 02/15/25		10,500	11,079,673
1.200%, 03/01/26		1,750	1,731,126
Goldman Sachs Group, Inc. (The)
2.500%, 10/18/21	EUR	9,411	11,466,844
3.250%, 02/01/23	EUR	12,360	15,753,772
3.500%, 01/23/25		10,000	10,854,064
Halliburton Co.
3.500%, 08/01/23		2,800	2,967,201
Harley-Davidson Financial Services, Inc.
Ω 3.550%, 05/21/21		3,000	3,004,565
Ω 2.550%, 06/09/22		11,012	11,200,378
#Ω 3.350%, 02/15/23		500	522,544

		Face Amount	Value†
		(000)
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		20,200	$21,923,507
4.650%, 10/01/24		19,768	22,113,006
4.900%, 10/15/25		2,000	2,280,956
HP, Inc.
2.200%, 06/17/25		19,000	19,763,996
HSBC Holdings P.L.C.
4.300%, 03/08/26		4,000	4,505,556
HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r) 1.848%, 05/25/21		27,826	27,853,277
Humana, Inc.
3.850%, 10/01/24		17,000	18,551,327
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r) 0.635%, 04/14/23	CAD	1,920	1,574,348
Iberdrola International BV
1.750%, 09/17/23	EUR	3,000	3,779,173
ING Bank NV, Floating Rate Note, 3M EURIBOR + 0.420%, FRN
(r) 0.000%, 11/26/21	EUR	15,400	18,566,115
ING Groep NV
1.000%, 09/20/23	EUR	4,200	5,195,681
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r) 0.198%, 10/25/21		15,000	14,998,050
Inter-American Development Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r) 0.260%, 02/04/25		13,875	13,930,222
International Bank for Reconstruction & Development 2.600%, 09/20/22	AUD	6,000	4,777,163
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.140%, 01/13/23		40,000	40,017,200
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.320%, 08/06/24		19,900	20,007,460

54

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r) 0.320%, 09/18/25		102,400	$103,101,440
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.390%, FRN
(r) 0.400%, 06/17/24		27,131	27,336,653
International Bank for Reconstruction & Development, Floating Rate Note, SONIO/N + 0.270%, FRN
(r) 0.319%, 05/15/24	GBP	4,182	5,798,732
International Business Machines Corp.
1.250%, 05/26/23	EUR	4,000	4,959,212
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		1,000	1,096,303
Intesa Sanpaolo SpA
0.875%, 06/27/22	EUR	3,000	3,648,616
Ω 3.125%, 07/14/22		1,025	1,052,364
Jabil Inc.
1.700%, 04/15/26		12,609	12,630,118
Japan Bank for International Cooperation
1.750%, 10/17/24		1,000	1,038,373
JM Smucker Co. (The)
3.500%, 03/15/25		1,000	1,089,834
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	15,011	18,489,337
JPMorgan Chase & Co.
4.350%, 08/15/21		4,994	5,052,751
0.625%, 01/25/24	EUR	14,800	18,135,855
Juniper Networks, Inc.
# 1.200%, 12/10/25		10,000	9,911,101
Kellogg Co.
0.800%, 11/17/22	EUR	8,770	10,711,839
3.250%, 04/01/26		1,341	1,458,478
Kinder Morgan, Inc.
4.300%, 06/01/25		9,000	10,044,167
Kinross Gold Corp.
5.950%, 03/15/24		3,715	4,155,988
Kommunalbanken A.S.
4.250%, 07/16/25	AUD	190	167,148
0.500%, 01/13/26		7,000	6,861,793

		Face Amount	Value†
		(000)
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r) 0.306%, 09/08/21		10,000	$10,003,020
Kommunekredit
0.000%, 09/08/22	EUR	1,750	2,119,199
Kommuninvest I Sverige AB
1.000%, 09/15/21	SEK	100,000	11,856,859
0.250%, 06/01/22	SEK	839,890	99,523,011
0.750%, 02/22/23	SEK	97,500	11,684,485
1.000%, 11/13/23	SEK	312,190	37,785,564
Kreditanstalt fuer Wiederaufbau
1.625%, 04/03/24	NOK	122,000	14,934,975
# 0.625%, 01/22/26		39,000	38,578,950
Kroger Co. (The)
2.950%, 11/01/21		786	794,401
3.400%, 04/15/22		10,000	10,213,088
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.313%, 09/27/21		1,000	1,000,394
Las Vegas Sands Corp.
3.200%, 08/08/24		2,000	2,097,649
Lazard Group LLC
3.750%, 02/13/25		2,000	2,180,190
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		15,100	15,898,303
Liberty Mutual Group, Inc.
Ω 4.950%, 05/01/22		1,200	1,251,886
Linde, Inc.
1.200%, 02/12/24	EUR	1,580	1,975,343
Lloyds Banking Group P.L.C.
3.000%, 01/11/22		19,804	20,170,003
4.450%, 05/08/25		3,600	4,041,662
Lowe’s Cos., Inc.
2.500%, 04/15/26		4,600	4,877,098
LyondellBasell Industries NV
5.750%, 04/15/24		8,855	10,010,471
Manufacturers & Traders Trust Co.
2.500%, 05/18/22		1,780	1,818,958
Marathon Petroleum Corp.
4.500%, 05/01/23		24,288	26,020,073
4.700%, 05/01/25		10,096	11,393,549
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		2,165	2,331,860
Mastercard, Inc.
1.100%, 12/01/22	EUR	15,162	18,577,221
McDonald’s Corp.
1.000%, 11/15/23	EUR	12,500	15,474,847

55

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount	Value†
			(000)
	0.625%, 01/29/24	EUR	5,000	$6,134,178
	3.700%, 01/30/26		8,822	9,811,199
	Medtronic Global Holdings SCA
	0.000%, 12/02/22	EUR	3,438	4,154,257
	Merck & Co., Inc.
	0.750%, 02/24/26		8,100	8,040,792
	Micron Technology, Inc.
	2.497%, 04/24/23		3,000	3,108,254
	Mitsubishi UFJ Financial Group, Inc.
#	2.190%, 09/13/21		1,300	1,308,961
	2.998%, 02/22/22		2,500	2,553,796
	0.680%, 01/26/23	EUR	15,142	18,482,119
	0.980%, 10/09/23	EUR	5,004	6,179,670
	2.193%, 02/25/25		3,000	3,115,722
	Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 0.650%, FRN
(r)	0.826%, 07/26/21		6,254	6,262,335
	Mizuho Financial Group, Inc.
	2.953%, 02/28/22		600	613,173
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,484,834
	Molson Coors Brewing Co.
	2.100%, 07/15/21		3,000	3,006,712
	Morgan Stanley
	3.125%, 08/05/21	CAD	5,000	4,096,937
	1.000%, 12/02/22	EUR	600	735,725
	1.875%, 03/30/23	EUR	5,000	6,252,035
	1.750%, 03/11/24	EUR	18,985	24,003,606
	MPLX L.P.
	4.500%, 07/15/23		275	294,961
	4.875%, 12/01/24		6,290	7,051,722
	MPLX LP
#	4.000%, 02/15/25		1,000	1,092,833
	1.750%, 03/01/26		2,000	2,012,188
	Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,330,563
	4.200%, 11/29/23		663	714,401
	National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	6,000	4,625,021
	1.875%, 07/12/21		2,500	2,508,150
	2.800%, 01/10/22		17,631	17,946,248
	2.500%, 05/22/22		35,800	36,621,006
	0.350%, 09/07/22	EUR	7,800	9,472,411
	National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)	0.810%, 01/21/25	AUD	3,000	2,344,245

			Face Amount	Value†
			(000)
National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	0.949%, 06/19/24	AUD	13,000	$10,210,669
National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 0.950%, FRN
(r)	0.960%, 09/26/23	AUD	16,000	12,531,511
National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r)	1.070%, 02/26/24	AUD	11,000	8,653,901
National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 1.170%, FRN
(r)	1.180%, 05/12/21	AUD	4,000	3,082,137
National Bank of Canada
	2.100%, 02/01/23		1,120	1,151,713
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	25,400	31,125,775
National Securities Clearing Corp.
	0.750%, 12/07/25		4,000	3,923,707
Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	6,302,794
Natwest Markets P.L.C.
Ω	3.625%, 09/29/22		200	208,715
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.254%, 12/15/21		125,000	125,048,656
NetApp, Inc.
#	1.875%, 06/22/25		5,000	5,133,087
Nissan Motor Acceptance Corp.
Ω	2.000%, 03/09/26		6,000	6,018,336
Nissan Motor Co., Ltd.
Ω	3.522%, 09/17/25		2,790	2,983,648
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,738,961
	1.851%, 07/16/25		13,000	13,124,263
Nordea Bank Abp
	1.000%, 02/22/23	EUR	3,000	3,692,755
Nordic Investment Bank
	0.500%, 01/21/26		3,000	2,946,433
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	100,000	12,796,973
NRW Bank
	0.125%, 07/07/23	EUR	4,000	4,875,122

56

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount	Value†
			(000)
NRW Bank, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)	0.252%, 12/17/21		10,000	$10,004,500
NTT Finance Corp.
Ω	1.162%, 04/03/26		6,000	5,947,209
Nutrien, Ltd.
	3.625%, 03/15/24		4,350	4,679,195
Oesterreichische Kontrollbank AG
	0.500%, 02/02/26		3,600	3,529,253
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24		4,000	4,361,928
ONEOK Partners L.P.
	5.000%, 09/15/23		2,888	3,140,376
OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	394,776
Oracle Corp.
	1.900%, 09/15/21		16,207	16,282,702
	2.500%, 05/15/22		1,329	1,354,302
	3.400%, 07/08/24		5,000	5,394,603
	1.650%, 03/25/26		13,500	13,635,372
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,676,590
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		15,000	15,256,533
Ω	4.250%, 01/17/23		9,025	9,577,501
Ω	4.125%, 08/01/23		2,707	2,906,371
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		2,000	2,138,211
	4.375%, 03/15/26		3,000	3,279,905
Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	17,758,254
Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	5,000	6,549,916
Phillips 66
	3.850%, 04/09/25		5,000	5,491,420
Phillips 66 Partners L.P.
	2.450%, 12/15/24		11,084	11,533,494
	3.605%, 02/15/25		4,667	5,013,114
PPL Capital Funding, Inc.
	3.400%, 06/01/23		3,000	3,153,649
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	550	669,429
	2.700%, 02/02/26		900	973,028
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	6,970	9,654,138
Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	12,832,134

			Face Amount	Value†
			(000)
#	0.625%, 01/21/26		112,667	$110,858,212
	Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.488%, 08/21/23	CAD	20,000	16,365,130
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.840%, 10/13/24	CAD	30,000	24,922,345
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.545%, FRN
(r)	0.980%, 10/19/23	CAD	15,000	12,439,206
	Prudential Financial, Inc.
	3.500%, 05/15/24		12,500	13,611,093
	Public Storage
	0.875%, 02/15/26		6,000	5,923,473
	Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	16,513,749
	2.375%, 10/17/24		23,379	24,349,135
	Reynolds American, Inc.
	4.450%, 06/12/25		8,000	8,905,558
	Roche Holdings, Inc.
#Ω	0.991%, 03/05/26		44,350	44,066,459
	Ross Stores, Inc.
	4.600%, 04/15/25		7,200	8,145,276
	Royal Bank of Canada
	1.968%, 03/02/22	CAD	10,000	8,245,291
	0.875%, 01/20/26		56,400	55,660,823
	Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r)	0.547%, 07/08/21		3,050	3,051,707
	Royalty Pharma P.L.C.
Ω	1.200%, 09/02/25		6,000	5,935,217
	Ryder System, Inc.
	2.875%, 06/01/22		2,367	2,425,421
	2.500%, 09/01/22		15,225	15,628,503
	3.400%, 03/01/23		18,180	19,114,077
	3.875%, 12/01/23		290	313,136
	2.500%, 09/01/24		6,000	6,309,502
	Sanofi
	0.000%, 03/21/22	EUR	1,500	1,809,178
	0.500%, 03/21/23	EUR	8,000	9,755,727
	Santander Holdings USA Inc.
	3.450%, 06/02/25		2,625	2,814,681
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	19,356,731
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		1,000	1,006,600

57

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount	Value†
			(000)
Shell International Finance BV
	1.875%, 05/10/21		17,301	$17,305,876
	1.750%, 09/12/21		4,897	4,924,972
	1.000%, 04/06/22	EUR	1,000	1,217,665
	3.250%, 05/11/25		2,000	2,179,698
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		341	348,380
Siemens Financieringsmaatschappij NV
	1.700%, 09/15/21		3,020	3,036,786
Simon Property Group L.P.
	3.500%, 09/01/25		15,000	16,385,031
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,793,195
Sky, Ltd.
	1.875%, 11/24/23	EUR	12,700	16,085,439
SNCF Reseau
	5.500%, 12/01/21	GBP	708	1,006,970
Societe Generale SA
Ω	3.250%, 01/12/22		2,000	2,038,764
	0.500%, 01/13/23	EUR	5,000	6,079,248
Ω	4.250%, 09/14/23		500	540,113
Ω	2.625%, 10/16/24		2,000	2,096,664
Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	21,102,129
	0.900%, 01/15/26		6,682	6,536,781
Southwest Airlines Co.
	4.750%, 05/04/23		5,185	5,607,770
Southwestern Electric Power Co.
	1.650%, 03/15/26		19,729	19,899,874
Spain Government Bond
Ω	5.400%, 01/31/23	EUR	17,000	22,555,376
Ω	4.800%, 01/31/24	EUR	3,500	4,818,376
Spectra Energy Partners L.P.
	3.500%, 03/15/25		5,000	5,401,892
Standard Chartered P.L.C
	1.625%, 06/13/21	EUR	2,400	2,891,199
State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)	0.430%, 10/15/24	GBP	4,000	5,556,405
Stryker Corp.
	1.125%, 11/30/23	EUR	7,278	9,029,430
Sumitomo Mitsui Financial Group, Inc.
	2.784%, 07/12/22		1,150	1,183,350
	0.819%, 07/23/23	EUR	8,946	10,996,911
	0.948%, 01/12/26		10,500	10,303,179

			Face Amount	Value†
			(000)
	Suncor Energy, Inc.
	3.100%, 05/15/25		18,000	$19,288,002
	Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.304%, 12/13/21		29,000	29,020,056
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.013%, 05/25/23		9,100	9,257,339
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	13,000	15,723,646
	2.625%, 08/23/22	EUR	3,000	3,751,812
	Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r)	0.646%, 05/24/21		6,625	6,626,752
	Swedbank AB
	0.300%, 09/06/22	EUR	12,020	14,580,385
	0.250%, 11/07/22	EUR	1,200	1,455,796
	0.400%, 08/29/23	EUR	250	305,311
	Sysco Corp.
	3.550%, 03/15/25		16,102	17,489,380
	5.650%, 04/01/25		10,000	11,696,639
	Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	1,200	1,472,232
Ω	1.125%, 11/21/22	EUR	1,150	1,410,889
	Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	7,800	10,062,690
	1.069%, 02/05/24	EUR	1,300	1,610,453
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	3,180	3,841,237
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	15,000	12,381,117
	0.750%, 01/06/26		25,000	24,593,691
	Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r)	0.607%, 06/11/21		15,246	15,252,897
	Toronto-Dominion Bank (The), Floating Rate Note, BBSW3M + 1.000%, FRN
(r)	1.040%, 07/10/24	AUD	7,200	5,630,469
	Total Capital International SA
	2.750%, 06/19/21		2,000	2,006,424
	0.250%, 07/12/23	EUR	500	608,647
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	10,000	8,242,200
	2.350%, 07/18/22	CAD	10,000	8,313,957

58

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Toyota Motor Corp.
1.339%, 03/25/26		11,746	$11,829,822
Toyota Motor Credit Corp.
0.750%, 07/21/22	EUR	6,700	8,161,496
2.375%, 02/01/23	EUR	2,000	2,517,583
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	3,000	3,623,412
TransCanada PipeLines, Ltd.
2.500%, 08/01/22		300	308,136
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	25,400	19,347,877
UBS Group AG
1.750%, 11/16/22	EUR	9,052	11,225,462
2.125%, 03/04/24	EUR	5,000	6,386,771
4.125%, 09/24/25		21,000	23,428,411
4.125%, 04/15/26		4,000	4,476,534
Unedic Asseo
0.875%, 10/25/22	EUR	27,300	33,500,556
UniCredit SpA
Ω 7.830%, 12/04/23		2,500	2,895,375
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	2,000	2,439,172
UnitedHealth Group Inc.
1.250%, 01/15/26		5,000	5,044,162
UnitedHealth Group, Inc.
2.375%, 10/15/22		6,225	6,415,660
3.100%, 03/15/26		1,000	1,091,753
Unum Group
4.500%, 03/15/25		1,000	1,118,624
Utah Acquisition Sub, Inc.
3.150%, 06/15/21		1,500	1,503,195
Valero Energy Corp.
2.700%, 04/15/23		2,000	2,079,394
3.650%, 03/15/25		2,000	2,163,841
2.850%, 04/15/25		26,400	27,865,709
Ventas Realty L.P.
# 3.500%, 04/15/24		1,000	1,076,523
2.650%, 01/15/25		2,000	2,107,673
VEREIT Operating Partnership L.P.
4.625%, 11/01/25		400	453,011
Verizon Communications, Inc.
1.625%, 03/01/24	EUR	5,000	6,303,371
3.376%, 02/15/25		5,000	5,454,212
0.850%, 11/20/25		4,900	4,835,111
# 1.450%, 03/20/26		21,600	21,735,194
VF Corp.
2.050%, 04/23/22		6,900	7,011,539
ViacomCBS, Inc.
4.750%, 05/15/25		33,200	37,622,190
VMware, Inc.
2.950%, 08/21/22		2,000	2,059,913
Volkswagen Bank GMBH
1.250%, 06/10/24	EUR	6,900	8,609,243

			Face Amount	Value†
			(000)
	Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	5,000	$6,121,110
	1.375%, 10/16/23	EUR	12,000	14,939,962
	Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	1,062,794
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	5,134,582
	Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	2,496	3,065,813
	1.375%, 01/20/25	EUR	3,000	3,772,595
	Walgreens Boots Alliance, Inc.
#	3.300%, 11/18/21		4,000	4,039,811
	Walmart, Inc.
	3.550%, 06/26/25		4,000	4,434,538
	Walt Disney Co. (The)
	1.750%, 01/13/26		3,600	3,700,970
	Wells Fargo & Co.
	1.500%, 09/12/22	EUR	2,700	3,324,973
	2.250%, 05/02/23	EUR	5,700	7,185,788
	3.000%, 02/19/25		2,800	3,006,352
	Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r)	1.201%, 07/26/21		3,400	3,407,358
	Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	21,602,484
	Western Union Co
	1.350%, 03/15/26		13,486	13,350,713
	Westpac Banking Corp.
	2.800%, 01/11/22		15,512	15,788,333
	2.500%, 06/28/22		3,140	3,222,676
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.880%, FRN
(r)	0.890%, 08/16/24	AUD	8,000	6,279,445
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.140%, FRN
(r)	1.180%, 04/24/24	AUD	8,000	6,321,315
	Westpac Banking Corp., Floating Rate Note, BBSW3M + 1.170%, FRN
(r)	1.200%, 06/03/21	AUD	1,500	1,156,579
	Whirlpool Corp.
	3.700%, 03/01/23		1,525	1,612,604
	Williams Cos, Inc. (The)
	4.300%, 03/04/24		5,100	5,557,966
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		6,726	7,030,290

59

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
3.900%, 01/15/25	5,442	$5,943,513
Williams Partners LP
3.350%, 08/15/22	4,600	4,737,331
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	14,145	15,419,702
Zoetis, Inc.
3.250%, 02/01/23	3,015	3,141,376

TOTAL BONDS		5,648,361,513

U.S. TREASURY OBLIGATIONS — (12.8%)
U.S. Treasury Notes
0.375%, 01/31/26	406,000	397,959,296
# 0.750%, 03/31/26	521,000	518,964,844

TOTAL U.S. TREASURY OBLIGATIONS		916,924,140

TOTAL INVESTMENT SECURITIES (Cost $6,429,710,250)		6,565,285,653

	Face Amount^
COMMERCIAL PAPER — (6.2%)
Banque Et Caisse d’Epargnede l’Etat
0.140%, 09/01/21	50,000	49,978,989

		Face Amount^	Value†
		(000)
	0.142%, 09/02/21	70,000	$69,970,105
	0.142%, 09/08/21	30,000	29,986,245
CDP Financial, Inc.
Ω	0.160%, 08/02/21	35,000	34,990,221
Nederlandse Waterschapsbank NV
Ω	0.155%, 10/13/21	48,000	47,965,029
PSP Capital, Inc.
	0.010%, 10/14/21	53,251	53,216,910
Ω	0.152%, 10/15/21	149,500	149,403,722
Total Capital Canada, Ltd.
Ω	0.230%, 05/05/21	8,317	8,316,934

TOTAL COMMERCIAL PAPER (Cost $443,803,067)			443,828,155

		Shares
SECURITIES LENDING COLLATERAL — (2.3%) @§
The DFA Short Term Investment Fund		14,229,605	164,636,533

TOTAL INVESTMENTS — (100.0%) (Cost $7,038,149,007)			$7,173,750,341

As of April 30, 2021, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	6,573,407	USD	4,999,177	Bank of America Corp.	05/03/21	$64,648
USD	148,824,375	AUD	191,814,343	Citibank, N.A.	05/03/21	1,060,168
USD	105,653,092	AUD	136,414,580	State Street Bank and Trust	06/02/21	552,118
USD	119,259,007	EUR	99,027,895	Bank of America Corp.	06/03/21	132,817
USD	70,248,440	SEK	593,799,958	HSBC Bank	06/04/21	86,688
USD	123,502,408	EUR	102,411,557	HSBC Bank	06/08/21	292,770
USD	137,289,237	CAD	168,663,631	HSBC Bank	06/14/21	57,598
USD	144,434,909	AUD	185,160,688	State Street Bank and Trust	06/15/21	1,768,978
USD	64,274,837	GBP	46,200,692	State Street Bank and Trust	07/01/21	459,118
USD	124,954,255	EUR	103,439,184	JP Morgan	07/19/21	399,792

Total Appreciation						$4,874,695
USD	133,612,143	CAD	168,630,349	Bank of America Corp.	05/03/21	$(3,580,510)
CAD	168,630,349	USD	137,254,125	HSBC Bank	05/03/21	(61,472)
AUD	185,240,936	USD	144,469,406	State Street Bank and Trust	05/03/21	(1,769,024)
USD	63,591,340	GBP	46,183,074	Bank of America Corp.	05/05/21	(189,771)
GBP	46,183,074	USD	64,239,732	State Street Bank and Trust	05/05/21	(458,620)

60

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	40,021,334	SEK	342,308,850	HSBC Bank	05/17/21	$(418,585)
USD	115,358,755	CAD	145,075,493	Bank of America Corp.	05/18/21	(2,673,246)
USD	110,170,469	EUR	92,590,185	UBS AG	05/20/21	(1,180,648)
USD	117,148,774	EUR	99,640,969	State Street Bank and Trust	05/21/21	(2,684,147)
USD	63,215,688	SEK	552,676,050	UBS AG	05/21/21	(2,079,012)
USD	119,521,584	EUR	101,149,309	State Street Bank and Trust	05/25/21	(2,134,947)
USD	27,492,464	NOK	231,906,160	JP Morgan	05/27/21	(368,494)
USD	124,302,376	EUR	103,623,602	State Street Bank and Trust	05/28/21	(337,475)
EUR	3,175,326	USD	3,841,258	ANZ Securities	06/02/21	(21,557)
USD	58,529,354	EUR	48,871,533	Bank of America Corp.	06/02/21	(259,783)
USD	112,618,832	EUR	94,416,351	State Street Bank and Trust	07/09/21	(1,047,511)
USD	127,675,074	EUR	106,160,069	State Street Bank and Trust	07/20/21	(158,330)

Total (Depreciation)						$(19,423,132)

Total Appreciation (Depreciation)						$(14,548,437)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$5,648,361,513	—	$5,648,361,513
U.S. Treasury Obligations	—	916,924,140	—	916,924,140
Commercial Paper	—	443,828,155	—	443,828,155
Securities Lending Collateral	—	164,636,533	—	164,636,533
Forward Currency Contracts**	—	(14,548,437)	—	(14,548,437)

TOTAL	—	$7,159,201,904	—	$7,159,201,904

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

61

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount	Value†
		(000)
	AGENCY OBLIGATIONS — (4.3%)
	Federal Home Loan Bank
	2.125%, 09/14/29	5,000	$5,221,916
	2.125%, 12/14/29	5,000	5,223,917
	Federal Home Loan
	Mortgage Corp.
	6.750%, 09/15/29	5,000	7,133,805
	6.750%, 03/15/31	6,000	8,727,258
	6.250%, 07/15/32	16,000	23,246,723
	Federal National Mortgage Association
	7.125%, 01/15/30	3,000	4,338,760
	7.250%, 05/15/30	11,000	16,190,686
	0.875%, 08/05/30	13,000	12,144,156
#	6.625%, 11/15/30	10,000	14,290,955
	Tennessee Valley Authority
	7.125%, 05/01/30	2,000	2,917,587

	TOTAL AGENCY OBLIGATIONS		99,435,763

	BONDS — (92.3%)
	3M Co.
	3.375%, 03/01/29	3,500	3,855,373
	2.375%, 08/26/29	11,000	11,284,465
	Abbott Laboratories
	5.300%, 05/27/40	3,000	4,037,743
	AbbVie, Inc.
	4.250%, 11/14/28	4,000	4,574,235
	Activision Blizzard, Inc.
	3.400%, 06/15/27	600	661,629
	Aetna, Inc.
	6.750%, 12/15/37	1,000	1,441,403
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	5,499,739
	Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,450,793
	Ahold Finance USA LLC
	6.875%, 05/01/29	388	521,903
	Airbus SE
	3.150%, 04/10/27	1,000	1,068,727
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	1,185	1,295,907
	Allstate Corp. (The)
	5.350%, 06/01/33	1,900	2,444,133
	Alphabet, Inc.
	1.100%, 08/15/30	29,400	27,309,445
#	1.900%, 08/15/40	7,000	6,172,120

		Face Amount	Value†
		(000)
	Altria Group, Inc.
	4.800%, 02/14/29	736	$837,213
	3.400%, 05/06/30	2,500	2,603,400
	Amazon.com, Inc.
	1.500%, 06/03/30	3,000	2,888,171
	4.800%, 12/05/34	11,900	15,088,142
	3.875%, 08/22/37	2,500	2,883,074
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	375	378,737
	American Express Credit Corp.
	3.300%, 05/03/27	8,500	9,403,264
	American International Group, Inc.
	4.700%, 07/10/35	5,000	5,880,396
	AmerisourceBergen Corp.
	3.450%, 12/15/27	8,000	8,760,453
	2.800%, 05/15/30	4,800	4,939,432
	Amgen, Inc.
#	2.300%, 02/25/31	8,100	8,007,101
	Amphenol Corp.
	2.800%, 02/15/30	6,000	6,202,758
	Anheuser-Busch InBev
	Worldwide, Inc.
	4.000%, 04/13/28	3,000	3,368,611
	4.900%, 01/23/31	8,000	9,636,533
	Anthem, Inc.
	3.650%, 12/01/27	555	616,430
	4.101%, 03/01/28	5,000	5,644,055
	2.250%, 05/15/30	8,100	7,973,891
	ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27	11,000	12,142,397
	Aon Corp.
	3.750%, 05/02/29	10,800	12,012,537
	2.800%, 05/15/30	500	515,968
	Appalachian Power Co.
	7.000%, 04/01/38	1,600	2,343,122
	Apple, Inc.
#	3.200%, 05/11/27	8,405	9,248,404
	2.900%, 09/12/27	551	598,394
	3.000%, 11/13/27	11,000	12,032,868
	2.200%, 09/11/29	5,000	5,096,171
	1.250%, 08/20/30	5,500	5,171,633
	1.650%, 02/08/31	6,500	6,264,642
	4.500%, 02/23/36	1,000	1,238,851
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,884,047

62

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
AstraZeneca P.L.C.
	4.000%, 01/17/29	3,000	$3,389,983
	6.450%, 09/15/37	1,250	1,798,409
AT&T, Inc.
	2.750%, 06/01/31	7,542	7,531,073
	2.550%, 12/01/33	2,285	2,177,948
Autodesk, Inc.
	3.500%, 06/15/27	4,340	4,780,861
Automatic Data Processing, Inc.
	1.250%, 09/01/30	2,525	2,346,612
Avnet, Inc.
	4.625%, 04/15/26	5,400	6,081,719
AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	4,780	5,266,681
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	11,858,339
	3.138%, 11/07/29	2,000	2,101,157
Banco Santander SA
	3.800%, 02/23/28	5,800	6,308,146
	3.490%, 05/28/30	600	635,609
Barclays P.L.C.
	4.375%, 01/12/26	2,700	3,027,018
BAT Capital Corp.
	4.906%, 04/02/30	9,000	10,149,626
	4.390%, 08/15/37	2,000	2,058,345
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	3,984	4,505,423
Ω	4.375%, 12/15/28	7,000	7,920,946
Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30	5,000	4,955,294
	1.450%, 10/15/30	23,700	22,534,584
Best Buy Co., Inc.
	4.450%, 10/01/28	5,000	5,737,256
Biogen, Inc.
#	2.250%, 05/01/30	15,000	14,587,979
Black Hills Corp.
	4.350%, 05/01/33	8,837	10,083,257
BlackRock, Inc.
	3.200%, 03/15/27	10,045	11,043,096
	3.250%, 04/30/29	1,365	1,505,241
	1.900%, 01/28/31	22,500	22,016,115
BMW US Capital LLC
Ω	3.300%, 04/06/27	4,000	4,349,145
#Ω	4.150%, 04/09/30	4,000	4,619,911
BNP Paribas SA
#Ω	3.500%, 11/16/27	8,631	9,391,190
Boeing Co. (The)
	2.950%, 02/01/30	3,000	3,010,788
	6.125%, 02/15/33	3,335	4,159,231

		Face Amount	Value†
		(000)
	3.600%, 05/01/34	3,000	$3,054,776
	3.250%, 02/01/35	700	689,975
	Booking Holdings, Inc.
	4.625%, 04/13/30	4,900	5,742,976
	BP Capital Markets America, Inc.
	3.017%, 01/16/27	7,600	8,153,277
#	1.749%, 08/10/30	1,800	1,710,273
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39	4,400	5,140,490
	Broadcom, Inc.
	4.300%, 11/15/32	5,000	5,518,609
	Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	2,275,870
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	6,075	6,696,506
	CA, Inc.
	4.700%, 03/15/27	7,900	8,878,544
	Camden Property Trust
	2.800%, 05/15/30	2,000	2,067,056
	Campbell Soup Co.
	4.150%, 03/15/28	905	1,017,576
	Canadian Natural Resources, Ltd.
	2.950%, 07/15/30	5,980	6,046,538
	5.850%, 02/01/35	2,000	2,493,823
	Capital One Financial Corp.
	3.750%, 03/09/27	2,000	2,220,462
	Cardinal Health, Inc.
	3.410%, 06/15/27	10,000	10,908,892
	Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,446,208
	Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,526,850
	3.377%, 04/05/40	1,000	1,009,005
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,348,709
	CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	2,060,432
	Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	5,966,346
	Chevron Corp.
	2.236%, 05/11/30	11,500	11,574,896
	2.978%, 05/11/40	8,000	8,054,509
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,580	1,678,292
	Chubb Corp
	6.500%, 05/15/38	500	740,344
	Cigna Corp.
	4.375%, 10/15/28	5,000	5,726,430
	2.400%, 03/15/30	4,000	4,002,532
	3.200%, 03/15/40	1,000	1,025,098

63

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
	Cincinnati Financial Corp.
	6.920%, 05/15/28	900	$1,160,815
	Citigroup, Inc.
	8.125%, 07/15/39	6,000	10,040,847
	Clorox Co. (The)
	3.900%, 05/15/28	1,000	1,124,883
	CME Group, Inc.
	3.750%, 06/15/28	813	916,612
	CNO Financial Group, Inc.
	5.250%, 05/30/29	2,750	3,219,321
	Coca-Cola Co (The)
	2.500%, 06/01/40	4,000	3,796,666
	Comcast Corp.
	4.250%, 10/15/30	1,000	1,160,463
	4.250%, 01/15/33	4,000	4,692,034
	7.050%, 03/15/33	5,337	7,665,373
	Comerica, Inc.
	4.000%, 02/01/29	1,000	1,131,244
	Conagra Brands, Inc.
	5.300%, 11/01/38	5,000	6,207,687
	ConocoPhillips
#	5.900%, 10/15/32	8,000	10,472,005
	6.500%, 02/01/39	1,500	2,152,679
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38	1,300	1,890,950
	5.500%, 12/01/39	1,400	1,818,632
#	5.700%, 06/15/40	294	392,343
	Costco Wholesale Corp.
	1.750%, 04/20/32	35,598	34,320,020
	Cox Communications, Inc.
Ω	6.450%, 12/01/36	1,745	2,311,689
	Credit Agricole SA
	3.875%, 04/15/24	78	85,151
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,566,209
	CSX Corp.
#	2.400%, 02/15/30	2,000	2,022,819
	CVS Health Corp.
	3.250%, 08/15/29	7,000	7,462,838
	2.700%, 08/21/40	1,000	922,472
	Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	13,725,349
	Danske Bank A.S.
Ω	4.375%, 06/12/28	6,000	6,635,846
	Deere & Co.
	5.375%, 10/16/29	650	815,049
	Dentsply Sirona, Inc.
	3.250%, 06/01/30	3,833	4,032,590
	Diageo Capital P.L.C.
	2.375%, 10/24/29	7,400	7,522,654
	2.125%, 04/29/32	4,600	4,489,761

		Face Amount	Value†
		(000)
	Discovery Communications LLC
#	3.625%, 05/15/30	9,000	$9,631,514
	Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	5,941,529
	Dow Chemical Co (The)
	4.250%, 10/01/34	2,000	2,262,667
	Dow Chemical Co. (The)
#	7.375%, 11/01/29	1,000	1,369,199
	DTE Energy Co.
	6.375%, 04/15/33	10,407	13,832,604
	DuPont de Nemours, Inc.
	5.319%, 11/15/38	8,000	10,136,910
	DXC Technology Co.
	4.750%, 04/15/27	8,000	9,083,256
	E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,858,035
	Eaton Corp.
	4.000%, 11/02/32	12,600	14,404,806
	eBay, Inc.
	3.600%, 06/05/27	2,000	2,210,647
	EI du Pont de Nemours and Co.
	2.300%, 07/15/30	1,225	1,235,072
	Enbridge, Inc.
	3.700%, 07/15/27	3,000	3,285,280
	Enel Finance International NV
Ω	3.500%, 04/06/28	4,500	4,851,453
#Ω	4.875%, 06/14/29	7,000	8,213,852
	Enterprise Products Operating LLC
#	6.875%, 03/01/33	2,035	2,794,005
	6.650%, 10/15/34	1,500	2,005,314
	EOG Resources, Inc.
#	4.375%, 04/15/30	9,000	10,392,278
	Equinor ASA
Ω	6.500%, 12/01/28	5,000	6,502,195
	2.375%, 05/22/30	2,000	2,022,735
	Estee Lauder Cos., Inc. (The)
	2.600%, 04/15/30	2,400	2,492,656
	Exelon Corp.
	3.400%, 04/15/26	5,400	5,880,332
	Exxon Mobil Corp.
	2.440%, 08/16/29	7,000	7,178,880
	FedEx Corp.
	3.100%, 08/05/29	1,500	1,598,144
	4.900%, 01/15/34	7,988	9,705,669
	3.900%, 02/01/35	2,000	2,207,568
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	9,406,670
	2.450%, 03/15/31	1,000	983,358

64

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Fifth Third Bancorp
3.950%, 03/14/28	2,943	$3,348,612
Flex, Ltd.
4.875%, 06/15/29	2,789	3,179,701
4.875%, 05/12/30	2,500	2,877,991
FMR LLC
Ω 4.950%, 02/01/33	9,555	11,842,483
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29	4,700	4,980,465
Fox Corp.
5.476%, 01/25/39	5,000	6,269,623
GATX Corp.
3.250%, 09/15/26	2,200	2,378,217
General Dynamics Corp.
4.250%, 04/01/40	4,952	5,914,812
General Electric Co.
6.750%, 03/15/32	9,273	12,526,719
General Mills, Inc.
4.200%, 04/17/28	3,000	3,418,585
General Motors Financial Co., Inc.
4.350%, 01/17/27	959	1,072,578
Georgia Power Co.
2.650%, 09/15/29	5,000	5,168,191
Georgia-Pacific LLC
7.750%, 11/15/29	4,960	7,025,529
Ω 2.300%, 04/30/30	7,000	7,025,416
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28	2,800	3,178,163
5.375%, 04/15/34	8,000	10,656,945
Global Payments, Inc.
4.450%, 06/01/28	1,071	1,223,313
Goldman Sachs Group, Inc. (The)
6.125%, 02/15/33	10,000	13,428,503
Halliburton Co.
# 2.920%, 03/01/30	3,000	3,009,597
6.700%, 09/15/38	5,400	7,099,620
Hasbro, Inc.
3.500%, 09/15/27	2,820	3,064,766
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	4,000	3,949,868
Home Depot Inc
5.875%, 12/16/36	2,400	3,327,823
3.300%, 04/15/40	6,000	6,372,563
HP, Inc.
3.400%, 06/17/30	11,000	11,740,897
HSBC Holdings P.L.C.
4.300%, 03/08/26	3,700	4,167,639
4.950%, 03/31/30	3,556	4,198,986
ING Groep NV
3.950%, 03/29/27	6,550	7,332,648

	Face Amount	Value†
	(000)
# 4.550%, 10/02/28	206	$238,804
Intel Corp.
4.000%, 12/15/32	2,000	2,330,488
Intercontinental Exchange, Inc.
2.100%, 06/15/30	5,581	5,447,112
International Business Machines Corp.
3.300%, 01/27/27	2,326	2,549,496
3.500%, 05/15/29	1,000	1,099,435
1.950%, 05/15/30	2,000	1,956,060
5.875%, 11/29/32	66	89,797
4.150%, 05/15/39	2,300	2,661,448
Interstate Power and Light Co.
2.300%, 06/01/30	2,228	2,216,245
ITC Holdings Corp.
Ω 2.950%, 05/14/30	1,500	1,552,067
Jabil, Inc.
3.600%, 01/15/30	5,000	5,397,107
3.000%, 01/15/31	6,567	6,679,319
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	3,000	3,468,624
Johnson & Johnson
6.950%, 09/01/29	1,000	1,388,025
1.300%, 09/01/30	12,825	12,139,556
4.950%, 05/15/33	3,800	4,917,778
4.375%, 12/05/33	4,334	5,333,962
3.550%, 03/01/36	1,500	1,695,641
2.100%, 09/01/40	14,000	12,774,573
Juniper Networks, Inc.
3.750%, 08/15/29	7,000	7,629,950
Kellogg Co.
3.250%, 04/01/26	6,741	7,331,545
4.300%, 05/15/28	3,000	3,422,796
7.450%, 04/01/31	1,100	1,567,751
Kemper Corp.
# 2.400%, 09/30/30	7,000	6,771,762
KeyCorp
2.550%, 10/01/29	9,783	10,038,197
Kilroy Realty L.P.
2.500%, 11/15/32	4,000	3,838,754
Kinder Morgan Energy
Partners L.P.
6.500%, 09/01/39	1,565	2,079,537
Kroger Co. (The)
7.500%, 04/01/31	7,725	10,927,639
Laboratory Corp. of America Holdings
3.600%, 09/01/27	3,100	3,406,739
Lam Research Corp.
4.000%, 03/15/29	2,000	2,283,644

65

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Lazard Group LLC
4.500%, 09/19/28	7,000	$7,984,994
Lear Corp.
3.800%, 09/15/27	639	702,615
3.500%, 05/30/30	3,995	4,235,611
Leggett & Platt, Inc.
4.400%, 03/15/29	11,000	12,408,051
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	5,000	5,799,833
Lincoln National Corp.
3.050%, 01/15/30	11,900	12,422,152
# 3.400%, 01/15/31	60	64,533
Lloyds Banking Group P.L.C.
3.750%, 01/11/27	5,000	5,513,149
4.375%, 03/22/28	4,000	4,535,289
Loews Corp.
6.000%, 02/01/35	1,900	2,516,602
LYB International Finance II BV
3.500%, 03/02/27	2,000	2,180,154
Markel Corp.
3.350%, 09/17/29	8,000	8,576,659
Mars, Inc.
Ω 3.600%, 04/01/34	13,159	14,648,375
Marsh & McLennan Cos., Inc.
4.375%, 03/15/29	2,262	2,618,934
2.250%, 11/15/30	8,300	8,254,151
5.875%, 08/01/33	2,500	3,313,569
Maxim Integrated Products, Inc.
3.450%, 06/15/27	2,950	3,231,640
McDonald’s Corp.
4.875%, 07/15/40	7,200	8,918,175
McKesson Corp.
3.950%, 02/16/28	1,000	1,127,800
4.750%, 05/30/29	3,100	3,653,985
Medtronic, Inc.
4.375%, 03/15/35	2,000	2,439,651
Merck & Co., Inc.
1.450%, 06/24/30	11,000	10,463,624
2.350%, 06/24/40	6,100	5,657,699
Merck Sharp & Dohme Corp.
# 6.400%, 03/01/28	1,591	2,016,649
MetLife, Inc.
6.500%, 12/15/32	300	421,626
5.700%, 06/15/35	6,900	9,363,264
Micron Technology, Inc.
4.663%, 02/15/30	4,334	4,992,293
Microsoft Corp.
3.500%, 02/12/35	5,000	5,652,666
4.200%, 11/03/35	5,750	6,942,015
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29	1,002	1,067,121
# 2.048%, 07/17/30	5,000	4,886,129

	Face
	Amount	Value†
	(000)
3.751%, 07/18/39	4,200	$4,604,165
Mizuho Financial Group, Inc.
2.839%, 09/13/26	8,000	8,550,495
Morgan Stanley
7.250%, 04/01/32	4,000	5,716,418
Mosaic Co. (The)
4.050%, 11/15/27	4,000	4,465,449
Motorola Solutions, Inc.
4.600%, 05/23/29	10,500	12,066,529
MPLX L.P.
4.125%, 03/01/27	6,700	7,458,918
National Australia Bank, Ltd.
Ω 3.500%, 01/10/27	7,790	8,655,300
Natwest Group P.L.C.
4.800%, 04/05/26	1,000	1,143,773
Nestle Holdings, Inc.
#Ω 1.250%, 09/15/30	14,500	13,595,632
NetApp, Inc.
2.700%, 06/22/30	10,000	10,134,066
NextEra Energy Capital
Holdings, Inc.
3.550%, 05/01/27	2,000	2,219,087
2.750%, 11/01/29	2,000	2,079,324
NIKE, Inc.
2.850%, 03/27/30	6,000	6,388,273
3.250%, 03/27/40	6,000	6,371,026
Nomura Holdings, Inc.
3.103%, 01/16/30	7,625	7,810,040
2.679%, 07/16/30	2,000	1,982,322
Norfolk Southern Corp.
5.640%, 05/17/29	2,048	2,510,512
Northern Trust Corp.
1.950%, 05/01/30	9,100	8,962,828
Northrop Grumman Corp.
5.150%, 05/01/40	2,000	2,541,952
Novartis Capital Corp.
3.100%, 05/17/27	5,678	6,198,733
2.200%, 08/14/30	5,000	5,077,281
Nucor Corp.
3.950%, 05/01/28	6,000	6,729,389
2.700%, 06/01/30	4,300	4,418,233
Nutrien, Ltd.
2.950%, 05/13/30	2,000	2,089,167
NVIDIA Corp.
3.500%, 04/01/40	2,000	2,189,003
Omnicom Group, Inc.
4.200%, 06/01/30	3,270	3,684,800
Oracle Corp.
3.250%, 11/15/27	8,500	9,217,986
3.250%, 05/15/30	7,966	8,449,516
O’Reilly Automotive, Inc.
3.600%, 09/01/27	3,900	4,294,928
Owens Corning
3.875%, 06/01/30	6,300	6,974,855

66

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Parker-Hannifin Corp.
3.250%, 06/14/29	2,850	$3,070,651
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.400%, 11/15/26	4,000	4,337,699
PepsiCo, Inc.
3.500%, 03/19/40	8,236	9,042,886
PerkinElmer, Inc.
3.300%, 09/15/29	2,700	2,865,434
Perrigo Finance Unlimited Co.
# 3.150%, 06/15/30	9,667	9,610,794
Pfizer, Inc.
3.450%, 03/15/29	5,000	5,529,832
3.900%, 03/15/39	3,400	3,889,078
Philip Morris International, Inc.
3.375%, 08/15/29	7,000	7,592,204
2.100%, 05/01/30	5,000	4,870,166
Phillips 66
2.150%, 12/15/30	3,000	2,858,156
Phillips 66 Partners L.P.
3.550%, 10/01/26	4,550	4,925,350
3.150%, 12/15/29	5,500	5,630,146
PNC Financial Services Group, Inc. (The)
3.450%, 04/23/29	1,000	1,103,548
PPG Industries, Inc.
2.800%, 08/15/29	5,500	5,760,312
2.550%, 06/15/30	4,000	4,088,154
Principal Financial Group, Inc.
3.100%, 11/15/26	300	324,399
Procter & Gamble Co. (The)
2.850%, 08/11/27	7,000	7,637,279
1.200%, 10/29/30	28,500	26,659,038
Progress Energy, Inc.
6.000%, 12/01/39	4,010	5,366,481
Progressive Corp. (The)
6.250%, 12/01/32	900	1,227,155
Prudential Financial, Inc.
3.878%, 03/27/28	4,900	5,562,465
5.750%, 07/15/33	4,625	6,000,449
3.000%, 03/10/40	2,000	2,003,314
Prudential P.L.C.
3.125%, 04/14/30	3,000	3,192,136
QUALCOMM, Inc.
2.150%, 05/20/30	14,000	14,041,563
Quest Diagnostics, Inc.
2.800%, 06/30/31	5,600	5,733,876
Raytheon Tech Corp.
5.700%, 04/15/40	1,080	1,449,864
Raytheon Technologies Corp.
7.500%, 09/15/29	5,114	7,053,644

	Face
	Amount	Value†
	(000)
4.450%, 11/16/38	2,500	$2,942,509
Reinsurance Group of America, Inc.
3.950%, 09/15/26	7,358	8,215,597
3.150%, 06/15/30	1,600	1,670,210
RELX Capital, Inc.
3.000%, 05/22/30	900	941,227
Republic Services, Inc.
6.200%, 03/01/40	230	321,956
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28	2,120	2,866,365
Royalty Pharma P.L.C.
Ω 3.300%, 09/02/40	4,500	4,354,819
salesforce.com, Inc.
3.700%, 04/11/28	2,000	2,246,083
Santander Holdings USA, Inc.
4.400%, 07/13/27	2,000	2,227,207
Schlumberger Investment SA
2.650%, 06/26/30	2,450	2,506,001
Sempra Energy
3.800%, 02/01/38	3,000	3,295,635
Shell International Finance B.V.
2.375%, 11/07/29	10,000	10,203,183
Shell International Finance BV
2.875%, 05/10/26	5,351	5,781,778
2.500%, 09/12/26	4,700	4,986,677
2.750%, 04/06/30	5,000	5,201,485
Sherwin-Williams Co. (The)
2.950%, 08/15/29	1,230	1,295,232
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26	80	99,122
Simon Property Group L.P.
# 2.650%, 07/15/30	4,000	4,056,128
Societe Generale S.A.
Ω 3.000%, 01/22/30	5,400	5,501,702
Southwest Gas Corp.
# 2.200%, 06/15/30	5,700	5,615,205
Standard Chartered P.L.C.
Ω 4.050%, 04/12/26	1,962	2,160,300
Steel Dynamics, Inc.
# 3.250%, 01/15/31	9,626	10,230,453
Sumitomo Mitsui Financial Group, Inc.
3.544%, 01/17/28	3,500	3,815,749
3.040%, 07/16/29	3,000	3,156,855
Suncor Energy, Inc.
# 5.950%, 12/01/34	8,000	10,293,886
Sysco Corp.
3.300%, 07/15/26	12,345	13,403,674

67

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	9,961	$9,738,352
TD Ameritrade Holding Corp.
2.750%, 10/01/29	3,000	3,143,587
Telefonica Europe BV
8.250%, 09/15/30	9,275	13,308,412
Textron, Inc.
2.450%, 03/15/31	6,750	6,667,590
Total Capital International SA
# 2.829%, 01/10/30	9,400	9,874,160
Total Capital S.A.
3.883%, 10/11/28	4,928	5,564,439
Toyota Motor Credit Corp.
3.050%, 01/11/28	13,430	14,508,303
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	10,545	12,086,497
Travelers Cos. Inc
6.250%, 06/15/37	670	961,326
Travelers Property Casualty Corp.
6.375%, 03/15/33	6,744	9,461,496
Union Pacific Corp.
2.891%, 04/06/36	4,930	4,957,658
United Parcel Service, Inc.
6.200%, 01/15/38	2,000	2,873,586
5.200%, 04/01/40	7,260	9,503,681
UnitedHealth Group Inc.
2.750%, 05/15/40	2,000	1,951,187
UnitedHealth Group, Inc.
3.875%, 12/15/28	3,000	3,410,035
4.625%, 07/15/35	6,300	7,689,716
Unum Group
3.875%, 11/05/25	7,000	7,677,164
4.000%, 06/15/29	3,775	4,133,652
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	5,000	5,522,883
Valero Energy Corp.
7.500%, 04/15/32	5,400	7,324,550
6.625%, 06/15/37	1,300	1,698,523
Ventas Realty L.P.
3.000%, 01/15/30	3,800	3,936,836
Verizon Communications, Inc.
4.016%, 12/03/29	4,307	4,870,614
4.500%, 08/10/33	4,500	5,304,579
ViacomCBS, Inc.
2.900%, 01/15/27	6,600	6,954,498
# 4.200%, 05/19/32	4,800	5,352,505
Virginia Electric & Power Co.
8.875%, 11/15/38	670	1,172,941
Visa, Inc.
2.050%, 04/15/30	2,000	2,023,380
# 1.100%, 02/15/31	14,000	12,987,694
4.150%, 12/14/35	17,000	20,388,261

	Face
	Amount	Value†
	(000)
VMware, Inc.
4.700%, 05/15/30	3,000	$3,488,284
Vodafone Group P.L.C.
7.875%, 02/15/30	8,125	11,476,867
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,052	1,150,582
3.200%, 04/15/30	4,604	4,843,557
Walmart, Inc.
2.375%, 09/24/29	16,000	16,721,072
7.550%, 02/15/30	3,000	4,371,060
3.950%, 06/28/38	3,000	3,500,030
Walt Disney Co. (The)
2.650%, 01/13/31	5,035	5,180,840
6.200%, 12/15/34	6,200	8,614,784
Wells Fargo & Co.
4.150%, 01/24/29	8,000	9,094,925
Welltower, Inc.
3.100%, 01/15/30	2,000	2,076,305
2.750%, 01/15/31	7,500	7,603,838
Westlake Chemical Corp.
3.375%, 06/15/30	3,000	3,147,703
Westpac Banking Corp.
2.700%, 08/19/26	7,595	8,135,854
3.350%, 03/08/27	7,000	7,751,418
WestRock MWV LLC
8.200%, 01/15/30	3,885	5,403,590
7.950%, 02/15/31	3,112	4,381,091
Whirlpool Corp.
4.750%, 02/26/29	2,000	2,347,323
Williams Cos., Inc. (The)
3.750%, 06/15/27	2,771	3,047,163
8.750%, 03/15/32	5,000	7,481,014
WRKCo, Inc.
4.200%, 06/01/32	2,000	2,285,220
Zoetis, Inc.
3.000%, 09/12/27	1,500	1,616,011

TOTAL BONDS		2,104,011,074

U.S. TREASURY OBLIGATIONS — (2.1%)
U.S. Treasury Notes
0.625%, 05/15/30	18,000	16,560,000
0.625%, 08/15/30	26,000	23,826,563
1.125%, 02/15/31	7,000	6,685,000

TOTAL U.S. TREASURY OBLIGATIONS		47,071,563

TOTAL INVESTMENT SECURITIES (Cost $2,190,795,952)		2,250,518,400

68

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	2,571,574	$29,753,107

TOTAL INVESTMENTS — (100.0%) (Cost $2,220,547,005)		$2,280,271,507

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$99,435,763	—	$99,435,763
Bonds	—	2,104,011,074	—	2,104,011,074
U.S. Treasury Obligations	—	47,071,563	—	47,071,563
Securities Lending Collateral	—	29,753,107	—	29,753,107

TOTAL	—	$2,280,271,507	—	$2,280,271,507

See accompanying Notes to Financial Statements.

69

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face
		Amount^	Value†
		(000)
BONDS — (96.0%)
AUSTRALIA — (3.7%)
Australia & New Zealand Banking Group, Ltd.
2.550%, 11/23/21		886	$897,447
0.625%, 02/21/23	EUR	2,000	2,446,948
BHP Billiton Finance USA, Ltd.
2.875%, 02/24/22		704	718,880
BHP Billiton Finance, Ltd.
0.750%, 10/28/22	EUR	2,554	3,106,692
Commonwealth Bank of Australia
#Ω 2.750%, 03/10/22		991	1,012,447
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r) 1.006%, 09/06/21		594	595,671
FMG Resources August 2006 Pty, Ltd.
#Ω 5.125%, 05/15/24		1,500	1,636,793
Glencore Finance Europe, Ltd.
0.625%, 09/11/24	EUR	1,975	2,411,332
Glencore Funding LLC
Ω 4.625%, 04/29/24		3,400	3,756,371
National Australia Bank, Ltd.
2.800%, 01/10/22		1,000	1,017,880
2.500%, 05/22/22		4,500	4,603,199
Telstra Corp., Ltd.
Ω 3.125%, 04/07/25		2,953	3,165,423
Westpac Banking Corp.
2.500%, 06/28/22		1,000	1,026,330
0.750%, 10/17/23	EUR	1,374	1,694,913
Westpac Securities NZ, Ltd.
0.300%, 06/25/24	EUR	3,000	3,658,160

TOTAL AUSTRALIA			31,748,486

CANADA — (4.1%)
Alimentation Couche-Tard, Inc.
Ω 2.700%, 07/26/22		2,000	2,053,406
Bank of Montreal
1.900%, 08/27/21		500	502,745
Bank of Nova Scotia (The)
2.700%, 03/07/22		950	970,319
1.050%, 03/02/26		5,900	5,837,619

		Face
		Amount^	Value†
		(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce
2.300%, 07/11/22	CAD	3,000	$2,495,041
Canadian National Railway Co.
2.850%, 12/15/21		565	570,414
Canadian Natural Resources, Ltd.
# 3.450%, 11/15/21		2,800	2,823,991
2.950%, 01/15/23		1,000	1,037,372
3.900%, 02/01/25		200	216,862
2.050%, 07/15/25		250	255,151
Enbridge, Inc.
2.900%, 07/15/22		2,167	2,225,746
3.190%, 12/05/22	CAD	1,000	843,339
# 2.500%, 01/15/25		2,200	2,301,441
Nutrien, Ltd.
3.625%, 03/15/24		1,250	1,344,596
Royal Bank of Canada
0.875%, 01/20/26		8,000	7,895,152
Spectra Energy Partners L.P.
4.750%, 03/15/24		500	552,126
Toronto-Dominion Bank (The)
3.250%, 06/11/21		1,000	1,003,270
TransCanada PipeLines, Ltd.
2.500%, 08/01/22		600	616,272
Videotron, Ltd.
5.000%, 07/15/22		1,980	2,064,150

TOTAL CANADA			35,609,012

DENMARK — (0.4%)
Danske Bank A.S.
0.875%, 05/22/23	EUR	1,000	1,225,081
Ω 5.375%, 01/12/24		2,000	2,227,910

TOTAL DENMARK			3,452,991

FINLAND — (0.8%)
Nokia Oyj
3.375%, 06/12/22		2,228	2,288,602
Nordea Bank Abp
1.000%, 02/22/23	EUR	1,803	2,219,346
0.875%, 06/26/23	EUR	2,000	2,459,692

TOTAL FINLAND			6,967,640

FRANCE — (1.7%)
Airbus Finance BV
Ω 2.700%, 04/17/23		500	520,131

70

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
FRANCE — (Continued)
BNP Paribas SA
	1.000%, 06/27/24	EUR	1,000	$1,240,092
Ω	3.375%, 01/09/25		2,000	2,153,940
BPCE SA
	2.750%, 12/02/21		1,000	1,014,415
	0.625%, 09/26/24	EUR	2,000	2,451,560
Danone SA
Ω	2.077%, 11/02/21		2,770	2,790,232
Societe Generale SA
	4.250%, 07/13/22	EUR	1,500	1,903,815
	0.500%, 01/13/23	EUR	1,500	1,823,775
Ω	2.625%, 10/16/24		800	838,665

TOTAL FRANCE				14,736,625

GERMANY — (4.6%)
Bayer Capital Corp BV
	0.625%, 12/15/22	EUR	2,500	3,041,054
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	1,260	1,563,536
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	1,078,983
BMW Finance NV
	1.250%, 09/05/22	EUR	600	736,733
	0.500%, /22/22	EUR	1,400	1,704,916
	0.375%, 07/10/23	EUR	3,000	3,653,565
Daimler Canada Finance, Inc.
	2.230%, 12/16/21	CAD	2,000	1,644,649
	3.300%, 08/16/22	CAD	1,000	840,459
Daimler Finance North
America LLC
Ω	2.850%, 01/06/22		2,500	2,541,697
	3.350%, 02/22/23		333	349,029
Ω	3.300%, 05/19/25		300	324,113
Daimler Finance North America LLC, Floating Rate Note, 3M USD LIBOR
	+ 0.670%, FRN
(r)	0.865%, 11/05/21		1,000	1,002,822
Daimler International Finance BV
	0.625%, 02/27/23	EUR	900	1,098,848
Deutsche Bank AG
	1.500%, 01/20/22	EUR	1,700	2,068,367
	3.700%, 05/30/24		1,800	1,930,398
Deutsche Telekom
International Finance BV
	4.250%, 07/13/22	EUR	800	1,014,125
E.ON SE
	0.000%, 10/24/22	EUR	1,981	2,390,826
EMD Finance LLC
Ω	2.950%, 03/19/22		3,288	3,349,038

		Face
		Amount^		Value†
		(000)
GERMANY — (Continued)
Siemens Financieringsmaatschappij NV
Ω	1.200%, 03/11/26		1,500	$1,497,312
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	500	623,858
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	1,000	1,222,520
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	900	1,105,461
	2.375%, 09/06/22	EUR	1,800	2,237,939
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		2,299	2,362,222

TOTAL GERMANY				39,382,470

IRELAND — (0.4%)
AerCap Ireland Capital DAC / Aer Cap Global Aviation Trust
	6.500%, 07/15/25		3,250	3,825,065

ITALY — (1.6%)
Enel Finance International NV
Ω	2.875%, 05/25/22		4,250	4,352,652
	5.000%, 09/14/22	EUR	622	802,009
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	500	608,103
Ω	3.125%, 07/14/22		2,200	2,258,731
	1.000%, 07/04/24	EUR	2,000	2,474,374
Ω	3.250%, 09/23/24		800	853,630
Republic of Italy Government
International Bond
	6.875%, 09/27/23		750	857,115
	2.375%, 10/17/24		1,161	1,209,177

TOTAL ITALY				13,415,791

JAPAN — (4.0%)
Aircastle, Ltd.
	4.125%, 05/01/24		2,000	2,126,201
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	1,500	1,830,122
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,500	1,537,933
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	5,500	4,566,367
	2.488%, 12/19/22	CAD	1,000	837,237
Japan Bank for International Cooperation
	2.750%, 01/21/26		3,000	3,240,485

71

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face
		Amount^		Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	0.980%, 10/09/23	EUR	1,500	$1,852,419
	0.339%, 07/19/24	EUR	1,000	1,216,638
Nissan Motor Acceptance Corp.
	1.900%, 09/14/21		270	271,195
Ω	2.650%, 07/13/22		1,000	1,020,044
Ω	3.450%, 03/15/23		1,000	1,045,385
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,750,292
NTT Finance Corp.
Ω	0.583%, 03/01/24		750	748,964
Sumitomo Mitsui Financial Group, Inc.
	0.819%, 07/23/23	EUR	450	553,165
	2.348%, 01/15/25		270	281,915
	0.948%, 01/12/26		4,000	3,925,021
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.330%, 10/19/21		765	768,724
Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	1,300	1,594,918
Toyota Motor Credit Corp.
	2.600%, 01/11/22		776	788,408

TOTAL JAPAN				33,955,433

LUXEMBOURG — (0.5%)
ArcelorMittal SA
	0.950%, 01/17/23	EUR	3,000	3,647,253
	4.550%, 03/11/26		500	555,138

TOTAL LUXEMBOURG				4,202,391

NETHERLANDS — (1.5%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	500	611,530
Cooperatieve Rabobank UA
	0.750%, 08/29/23	EUR	300	368,702
Ω	2.625%, 07/22/24		1,450	1,532,598
Heineken NV
Ω	3.400%, 04/01/22		1,011	1,038,995
ING Groep NV
	0.750%, 03/09/22	EUR	1,600	1,941,489
Koninklijke Philips NV
	0.500%, 09/06/23	EUR	1,000	1,220,536
LeasePlan Corp. NV
	1.000%, 05/02/23	EUR	2,000	2,456,677
Ω	2.875%, 10/24/24		3,000	3,158,603

	Face
	Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Shell International Finance BV
1.875%, 05/10/21		816	$816,230

TOTAL NETHERLANDS			13,145,360

NORWAY — (0.2%)
DNB Bank ASA
0.600%, 09/25/23	EUR	1,500	1,839,803

SPAIN — (1.1%)
Banco Santander SA
3.848%, 04/12/23		3,000	3,189,159
Iberdrola International BV
1.750%, 09/17/23	EUR	500	629,862
Santander Holdings USA, Inc.
3.400%, 01/18/23		1,000	1,042,927
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		1,000	1,006,600
Telefonica Emisiones SA
3.987%, 01/23/23	EUR	300	387,027
1.069%, 02/05/24	EUR	2,000	2,477,620
Telefonica Emisiones SAU
2.242%, 05/27/22	EUR	400	493,723

TOTAL SPAIN			9,226,918

SWEDEN — (0.2%)
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		1,806	1,867,296

SWITZERLAND — (1.8%)
ABB Finance BV
0.625%, 05/03/23	EUR	2,500	3,052,632
Credit Suisse AG
3.000%, 10/29/21		1,457	1,476,013
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	2,100	2,556,536
3.750%, 03/26/25		1,500	1,626,201
UBS AG
0.625%, 01/23/23	EUR	1,000	1,220,288
UBS Group AG
Ω 4.125%, 09/24/25		3,000	3,346,916
4.125%, 09/24/25		2,000	2,231,277

TOTAL SWITZERLAND			15,509,863

UNITED KINGDOM — (6.5%)
AstraZeneca P.L.C.
0.700%, 04/08/26		320	311,272
Barclays P.L.C.
1.500%, 04/01/22	EUR	1,100	1,343,105

72

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
3.125%, 01/17/24	GBP	2,000	$2,915,074
3.650%, 03/16/25		1,650	1,783,167
BAT International Finance P.L.C.
3.625%, 11/09/21	EUR	407	499,041
1.000%, 05/23/22	EUR	1,333	1,617,166
2.375%, 01/19/23	EUR	500	625,176
British Telecommunications P.L.C.
0.500%, 06/23/22	EUR	3,100	3,752,302
0.875%, 09/26/23	EUR	1,500	1,844,105
CNH Industrial Capital LLC
3.875%, 10/15/21		1,000	1,014,496
4.375%, 04/05/22		250	258,529
1.950%, 07/02/23		800	822,410
4.200%, 01/15/24		1,567	1,705,237
Coca-Cola European Partners P.L.C.
0.750%, 02/24/22	EUR	1,846	2,236,056
2.625%, 11/06/23	EUR	1,200	1,532,089
Diageo Finance P.L.C.
0.125%, 10/12/23	EUR	1,000	1,210,478
GlaxoSmithKline Capital P.L.C.
0.000%, 09/23/23	EUR	1,111	1,342,127
HSBC Bank Canada
2.253%, 09/15/22	CAD	5,000	4,156,694
HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r) 1.848%, 05/25/21		1,900	1,901,863
Lloyds Banking Group P.L.C.
3.100%, 07/06/21		1,000	1,004,930
National Grid North America, Inc.
0.750%, 08/08/23	EUR	4,100	5,024,239
Nationwide Building Society
0.625%, 04/19/23	EUR	3,600	4,401,128
Natwest Markets P.L.C.
Ω 3.625%, 09/29/22		200	208,715
1.125%, 06/14/23	EUR	1,500	1,851,688
NatWest Markets P.L.C.
1.000%, 05/28/24	EUR	2,500	3,106,264
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,669,792
Rolls-Royce P.L.C.
0.875%, 05/09/24	EUR	4,500	5,233,948
Standard Chartered P.L.C.
#Ω 3.200%, 04/17/25		2,000	2,125,260

TOTAL UNITED KINGDOM			55,496,351

UNITED STATES — (62.9%)
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	4,500	5,551,869

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
AbbVie, Inc.
3.450%, 03/15/22		3,000	$3,064,168
3.250%, 10/01/22		1,000	1,033,469
2.900%, 11/06/22		2,500	2,592,842
1.500%, 11/15/23	EUR	1,100	1,374,607
AES Corp. (The)
Ω 3.300%, 07/15/25		1,500	1,598,760
Aetna, Inc.
2.750%, 11/15/22		221	227,367
3.500%, 11/15/24		412	446,270
Ally Financial, Inc.
5.125%, 09/30/24		3,000	3,402,017
Altria Group, Inc.
1.000%, 02/15/23	EUR	2,000	2,438,863
Amcor Flexibles North America, Inc.
4.500%, 10/15/21		500	503,939
American International Group, Inc.
1.500%, 06/08/23	EUR	1,400	1,732,318
4.125%, 02/15/24		3,300	3,609,401
American Tower Corp.
1.600%, 04/15/26		2,500	2,511,276
Amgen, Inc.
1.250%, 02/25/22	EUR	4,160	5,047,271
Anthem, Inc.
3.125%, 05/15/22		3,000	3,086,880
Ares Capital Corp.
4.200%, 06/10/24		3,000	3,236,090
3.250%, 07/15/25		2,500	2,612,194
Arrow Electronics, Inc.
3.500%, 04/01/22		700	716,041
3.250%, 09/08/24		1,400	1,499,821
AT&T, Inc.
1.450%, 06/01/22	EUR	400	487,678
1.050%, 09/05/23	EUR	500	616,369
1.950%, 09/15/23	EUR	1,500	1,883,949
2.400%, 03/15/24	EUR	1,000	1,279,314
Avient Corp.
5.250%, 03/15/23		1,400	1,505,000
Avnet, Inc.
4.875%, 12/01/22		3,000	3,183,442
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		1,000	1,035,925
Bank of America Corp.
3.228%, 06/22/22	CAD	2,000	1,675,971
1.625%, 09/14/22	EUR	1,050	1,295,865
3.300%, 01/11/23		2,000	2,101,098
0.750%, 07/26/23	EUR	1,500	1,841,070
3.500%, 04/19/26		1,190	1,312,931
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	2,441,360

73

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Biogen, Inc.
3.625%, 09/15/22		1,500	$1,570,255
Boardwalk Pipelines L.P.
4.950%, 12/15/24		3,937	4,420,588
Boeing Co. (The)
2.200%, 10/30/22		3,500	3,559,047
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	2,900	3,515,218
2.150%, 11/25/22	EUR	2,910	3,607,946
Boston Scientific Corp.
3.375%, 05/15/22		1,250	1,286,739
3.850%, 05/15/25		318	352,406
Broadcom, Inc.
4.700%, 04/15/25		5,150	5,809,231
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	2,022,260
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22		1,000	1,029,852
4.350%, 03/15/24		4,319	4,729,584
Campbell Soup Co.
2.500%, 08/02/22		886	909,718
# 3.950%, 03/15/25		1,000	1,100,193
3.300%, 03/19/25		1,223	1,319,165
Capital One Financial Corp.
3.200%, 01/30/23		2,500	2,617,974
3.200%, 02/05/25		1,000	1,077,299
Cargill, Inc.
Ω 0.750%, 02/02/26		3,000	2,936,198
Carrier Global Corp.
2.242%, 02/15/25		564	588,286
CF Industries, Inc.
3.450%, 06/01/23		240	251,016
Charles Schwab Corp. (The)
0.900%, 03/11/26		1,500	1,483,373
Cigna Corp.
1.250%, 03/15/26		6,000	5,994,079
CIT Group, Inc.
5.000%, 08/01/23		2,335	2,536,394
Citigroup, Inc.
3.390%, 11/18/21	CAD	2,000	1,653,517
4.500%, 01/14/22		2,000	2,058,909
Citizens Bank NA
2.650%, 05/26/22		1,000	1,022,781
CNO Financial Group, Inc.
5.250%, 05/30/25		5,500	6,255,656
Coca-Cola Co. (The)
0.500%, 03/08/24	EUR	1,650	2,023,862
Comcast Corp.
3.950%, 10/15/25		3,900	4,379,149
Comerica, Inc.
3.700%, 07/31/23		1,000	1,069,107
Conagra Brands, Inc.
4.300%, 05/01/24		704	776,411

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Constellation Brands, Inc.
2.700%, 05/09/22		2,475	$2,526,631
3.200%, 02/15/23		1,000	1,045,159
Cox Communications, Inc.
Ω 3.250%, 12/15/22		2,192	2,289,862
Ω 3.850%, 02/01/25		380	414,811
CVS Health Corp.
2.125%, 06/01/21		500	500,260
2.750%, 12/01/22		1,000	1,031,462
DCP Midstream Operating L.P.
4.950%, 04/01/22		450	459,182
5.375%, 07/15/25		2,000	2,195,000
Discover Financial Services
3.850%, 11/21/22		1,197	1,257,817
3.750%, 03/04/25		1,200	1,307,528
Dollar Tree, Inc.
3.700%, 05/15/23		4,544	4,822,605
DPL, Inc.
Ω 4.125%, 07/01/25		2,000	2,151,600
DTE Energy Co.
1.050%, 06/01/25		2,300	2,291,474
DuPont de Nemours, Inc.
2.169%, 05/01/23		5,800	5,821,316
DXC Technology Co.
4.250%, 04/15/24		2,000	2,175,800
4.125%, 04/15/25		3,400	3,732,400
E*TRADE Financial Corp.
2.950%, 08/24/22		3,500	3,607,675
Eastman Chemical Co.
3.600%, 08/15/22		2,000	2,064,414
1.500%, 05/26/23	EUR	1,000	1,235,576
3.800%, 03/15/25		1,000	1,093,980
eBay, Inc.
2.750%, 01/30/23		816	847,977
Edison International
2.400%, 09/15/22		2,454	2,503,155
4.950%, 04/15/25		3,000	3,359,428
EMC Corp.
3.375%, 06/01/23		131	135,755
Emerson Electric Co.
0.375%, 05/22/24	EUR	1,020	1,244,996
Energy Transfer L.P.
4.650%, 02/15/22		2,750	2,835,767
3.450%, 01/15/23		500	518,410
3.600%, 02/01/23		2,500	2,601,193
Equifax, Inc.
3.300%, 12/15/22		2,652	2,754,693
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,394	4,819,672
Exelon Generation Co. LLC
3.400%, 03/15/22		1,000	1,022,664
4.250%, 06/15/22		500	516,781
# 3.250%, 06/01/25		2,500	2,687,880

74

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Expedia Group, Inc.
# 4.500%, 08/15/24		3,467	$3,808,938
FedEx Corp.
0.700%, 05/13/22	EUR	2,250	2,732,004
1.000%, 01/11/23	EUR	1,000	1,223,133
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		4,900	5,637,401
Fifth Third Bancorp
3.500%, 03/15/22		1,825	1,869,117
Flex, Ltd.
5.000%, 02/15/23		1,700	1,816,817
4.750%, 06/15/25		650	725,614
Ford Credit Canada Co.
2.766%, 06/22/22	CAD	2,500	2,045,112
Freeport-McMoRan, Inc.
4.550%, 11/14/24		2,000	2,185,000
GATX Corp.
4.750%, 06/15/22		3,000	3,137,247
GE Capital Funding LLC
Ω 3.450%, 05/15/25		800	868,099
General Electric Co.
0.375%, 05/17/22	EUR	3,000	3,625,785
2.700%, 10/09/22		1,500	1,551,737
3.375%, 03/11/24		183	196,736
General Mills, Inc.
3.150%, 12/15/21		985	994,990
General Motors Financial Co., Inc.
3.200%, 07/06/21		2,800	2,806,871
3.450%, 01/14/22		800	813,898
3.250%, 01/05/23		500	520,310
2.750%, 06/20/25		1,800	1,894,308
Gilead Sciences, Inc.
3.700%, 04/01/24		2,651	2,866,116
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24		3,125	3,310,532
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21		750	758,647
3.250%, 02/01/23	EUR	291	370,902
2.000%, 07/27/23	EUR	1,000	1,258,661
3.750%, 05/22/25		2,000	2,193,298
3.750%, 02/25/26		1,500	1,666,426
Graphic Packaging International LLC
4.875%, 11/15/22		700	730,548
4.125%, 08/15/24		824	880,650
Halliburton Co.
3.500%, 08/01/23		800	847,772
Harley-Davidson Financial Services, Inc.
Ω 2.550%, 06/09/22		3,500	3,559,873
0.900%, 11/19/24	EUR	1,500	1,837,458

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
HCA, Inc.
5.375%, 02/01/25		3,250	$3,621,897
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		3,500	3,798,627
4.650%, 10/01/24		1,600	1,789,802
Honeywell International, Inc.
1.300%, 02/22/23	EUR	1,465	1,811,827
Howmet Aerospace, Inc.
6.875%, 05/01/25		3,100	3,596,000
HP, Inc.
2.200%, 06/17/25		2,000	2,080,421
Humana, Inc.
3.850%, 10/01/24		3,000	3,273,764
Huntington Bancshares, Inc.
2.300%, 01/14/22		183	185,301
Hyatt Hotels Corp.
3.375%, 07/15/23		714	746,770
Illinois Tool Works, Inc.
1.250%, 05/22/23	EUR	1,000	1,235,242
Intercontinental Exchange, Inc.
3.750%, 12/01/25		1,000	1,109,420
International Business Machines Corp.
0.375%, 01/31/23	EUR	2,625	3,192,470
1.250%, 05/26/23	EUR	1,500	1,859,705
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		500	548,151
Jabil Inc.
1.700%, 04/15/26		1,700	1,702,847
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	3,401	4,189,077
JPMorgan Chase & Co.
2.750%, 08/24/22	EUR	2,868	3,588,657
0.625%, 01/25/24	EUR	1,333	1,633,452
3.900%, 07/15/25		2,000	2,215,482
Kellogg Co.
0.800%, 11/17/22	EUR	2,840	3,468,828
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22		706	732,344
Kroger Co. (The)
3.400%, 04/15/22		975	995,776
2.800%, 08/01/22		1,500	1,543,886
Laboratory Corp. of America Holdings
3.200%, 02/01/22		900	918,835
3.750%, 08/23/22		779	805,352
Lazard Group LLC
3.750%, 02/13/25		1,000	1,090,095

75

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Lennar Corp.
4.125%, 01/15/22		1,400	$1,417,290
4.500%, 04/30/24		2,000	2,187,000
Liberty Mutual Group, Inc.
Ω 4.950%, 05/01/22		615	641,592
Lincoln National Corp.
3.350%, 03/09/25		1,000	1,087,667
Marathon Oil Corp.
3.850%, 06/01/25		920	997,431
Marathon Petroleum Corp.
4.500%, 05/01/23		300	321,394
# 3.625%, 09/15/24		100	108,010
4.700%, 05/01/25		1,900	2,144,190
McDonald’s Corp.
1.000%, 11/15/23	EUR	2,000	2,475,975
0.625%, 01/29/24	EUR	1,500	1,840,253
Medtronic Global Holdings SCA
0.000%, 12/02/22	EUR	3,258	3,936,757
MGM Resorts International
7.750%, 03/15/22		1,500	1,576,365
Micron Technology, Inc.
2.497%, 04/24/23		2,577	2,669,990
Molson Coors Beverage Co.
3.500%, 05/01/22		2,400	2,471,957
1.250%, 07/15/24	EUR	2,000	2,484,834
Molson Coors Brewing Co.
2.100%, 07/15/21		495	496,107
Morgan Stanley
3.125%, 08/05/21	CAD	3,600	2,949,795
1.875%, 03/30/23	EUR	500	625,203
3.875%, 04/29/24		900	982,476
Mosaic Co. (The)
3.750%, 11/15/21		2,000	2,017,884
3.250%, 11/15/22		1,750	1,818,975
MPLX L.P.
4.875%, 12/01/24		1,165	1,306,082
Mylan, Inc.
Ω 3.125%, 01/15/23		1,000	1,040,110
NetApp, Inc.
3.250%, 12/15/22		935	967,697
1.875%, 06/22/25		100	102,662
Netflix, Inc.
5.875%, 02/15/25		3,000	3,468,750
Newell Brands, Inc.
4.875%, 06/01/25		2,000	2,210,000
Nordstrom, Inc.
4.000%, 10/15/21		1,000	1,001,948
NortonLifeLock, Inc.
3.950%, 06/15/22		1,200	1,215,000
Nucor Corp.
2.000%, 06/01/25		2,000	2,069,487
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,500	2,771,976

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		5,175	$5,339,852
3.650%, 11/01/24		500	545,241
OneMain Finance Corp.
6.875%, 03/15/25		3,585	4,073,456
ONEOK, Inc.
4.250%, 02/01/22		1,066	1,087,008
Oracle Corp.
2.950%, 05/15/25		5,000	5,340,085
1.650%, 03/25/26		1,000	1,010,028
Penske Truck Leasing Canada, Inc.
2.850%, 12/07/22	CAD	1,000	838,295
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.375%, 02/01/22		2,104	2,139,983
Ω 4.250%, 01/17/23		1,709	1,813,623
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		4,500	4,810,975
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	1,800	2,204,708
Phillips 66 Partners L.P.
2.450%, 12/15/24		1,000	1,040,553
3.605%, 02/15/25		1,000	1,074,162
Plains All American Pipeline L.P. / PAA Finance Corp.
2.850%, 01/31/23		1,500	1,540,959
3.600%, 11/01/24		1,500	1,598,287
PPG Industries, Inc.
0.875%, 03/13/22	EUR	1,500	1,815,850
1.200%, 03/15/26		5,000	4,962,597
Public Storage
0.875%, 02/15/26		6,000	5,923,473
Qwest Corp.
# 7.250%, 09/15/25		2,000	2,360,000
Radian Group, Inc.
4.500%, 10/01/24		3,500	3,683,750
Royalty Pharma P.L.C.
Ω 1.200%, 09/02/25		1,000	989,203
Ryder System, Inc.
2.500%, 09/01/22		2,000	2,053,005
3.400%, 03/01/23		2,000	2,102,759
Schlumberger Finance BV
0.000%, 10/15/24	EUR	3,375	4,071,104
Seagate HDD Cayman
4.750%, 06/01/23		2,000	2,147,108
4.750%, 01/01/25		1,500	1,631,250
Sealed Air Corp.
Ω 4.875%, 12/01/22		800	838,000

76

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Sempra Energy
2.875%, 10/01/22		600	$616,671
3.750%, 11/15/25		2,000	2,203,130
Sensata Technologies B.V.
Ω 5.625%, 11/01/24		2,000	2,230,000
Sherwin-Williams Co. (The)
2.750%, 06/01/22		98	100,121
Simon Property Group L.P.
3.500%, 09/01/25		1,000	1,092,335
Southern Power Co.
# 2.500%, 12/15/21		898	908,151
1.000%, 06/20/22	EUR	1,950	2,377,190
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,081,537
5.250%, 05/04/25		3,500	4,008,962
Steel Dynamics, Inc.
2.400%, 06/15/25		100	104,617
Stellantis NV
5.250%, 04/15/23		3,000	3,251,940
Stryker Corp.
1.125%, 11/30/23	EUR	1,833	2,274,106
Sysco Corp.
2.600%, 06/12/22		1,577	1,613,936
1.250%, 06/23/23	EUR	375	462,648
3.550%, 03/15/25		300	325,849
5.650%, 04/01/25		3,000	3,508,992
Tapestry, Inc.
4.250%, 04/01/25		3,400	3,697,499
T-Mobile USA, Inc.
4.000%, 04/15/22		1,239	1,266,877
Travel + Leisure Co.
4.250%, 03/01/22		2,400	2,432,400
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	277,937
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	1,056,250
Truist Bank
2.450%, 08/01/22		1,750	1,794,752
Truist Financial Corp.
3.700%, 06/05/25		1,500	1,654,089
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	3,632	4,429,537
UnitedHealth Group, Inc.
2.875%, 12/15/21		500	508,136
3.100%, 03/15/26		500	545,876
Unum Group
4.000%, 03/15/24		2,800	3,037,152
4.500%, 03/15/25		2,000	2,237,248
Utah Acquisition Sub Inc
2.250%, 11/22/24	EUR	1,642	2,108,542
Valero Energy Corp.
2.700%, 04/15/23		2,000	2,079,394
2.850%, 04/15/25		800	844,415

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Ventas Realty L.P.
3.500%, 04/15/24		1,000	$1,076,523
2.650%, 01/15/25		500	526,918
Verizon Communications, Inc.
1.450%, 03/20/26		2,700	2,716,899
ViacomCBS, Inc.
4.750%, 05/15/25		4,900	5,552,673
VMware, Inc.
2.950%, 08/21/22		1,000	1,029,957
Vontier Corp.
Ω 1.800%, 04/01/26		2,500	2,493,425
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		1,000	1,009,953
Walt Disney Co. (The)
# 1.750%, 01/13/26		7,000	7,196,331
Waste Management, Inc.
0.750%, 11/15/25		2,000	1,976,033
Wells Fargo & Co.
2.094%, 04/25/22	CAD	5,000	4,127,975
1.500%, 09/12/22	EUR	750	923,604
0.500%, 04/26/24	EUR	2,000	2,439,711
Western Digital Corp.
4.750%, 02/15/26		1,500	1,663,125
Whirlpool Corp.
4.850%, 06/15/21		436	438,211
Williams Cos, Inc. (The)
4.300%, 03/04/24		1,000	1,089,797
Williams Cos., Inc. (The)
7.875%, 09/01/21		1,200	1,228,702
4.000%, 11/15/21		1,848	1,866,495
3.900%, 01/15/25		596	650,925
WR Berkley Corp.
4.625%, 03/15/22		975	1,010,578
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		3,500	3,675,000
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22		1,345	1,372,766
3.550%, 04/01/25		4,250	4,632,996
Zoetis, Inc.
3.250%, 02/01/23		1,000	1,041,916

TOTAL UNITED STATES			539,553,572

TOTAL BONDS			823,935,067

U.S. TREASURY OBLIGATIONS — (2.8%)
U.S. Treasury Notes
0.375%, 01/31/26		24,000	23,524,687

TOTAL INVESTMENT SECURITIES (Cost $820,483,470)			847,459,754

77

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	901,408	$10,429,288

TOTAL INVESTMENTS — (100.0%) (Cost $830,912,391)		$857,889,042

As of April 30, 2021, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,949,107	GBP	2,132,876	Citibank, N.A.	05/26/21	$3,376
EUR	8,654,434	USD	10,404,724	Citibank, N.A.	06/08/21	7,281
USD	92,455,765	EUR	76,662,678	State Street Bank and Trust	06/08/21	224,174

Total Appreciation						$234,831
USD	28,174,829	CAD	35,551,884	Citibank, N.A.	05/10/21	$(749,365)
EUR	9,591,421	USD	11,584,281	Citibank, N.A.	05/24/21	(48,503)
USD	75,802,587	EUR	63,597,694	State Street Bank and Trust	05/24/21	(687,525)
USD	76,610,949	EUR	64,229,957	State Street Bank and Trust	07/09/21	(714,474)

Total (Depreciation)						$(2,199,867)

Total Appreciation (Depreciation)						$(1,965,036)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$31,748,486	—	$31,748,486
Canada	—	35,609,012	—	35,609,012
Denmark	—	3,452,991	—	3,452,991
Finland	—	6,967,640	—	6,967,640
France	—	14,736,625	—	14,736,625
Germany	—	39,382,470	—	39,382,470
Ireland	—	3,825,065	—	3,825,065
Italy	—	13,415,791	—	13,415,791
Japan	—	33,955,433	—	33,955,433
Luxembourg	—	4,202,391	—	4,202,391
Netherlands	—	13,145,360	—	13,145,360
Norway	—	1,839,803	—	1,839,803
Spain	—	9,226,918	—	9,226,918
Sweden	—	1,867,296	—	1,867,296
Switzerland	—	15,509,863	—	15,509,863
United Kingdom	—	55,496,351	—	55,496,351
United States	—	539,553,572	—	539,553,572

78

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$23,524,687	—	$23,524,687
Securities Lending Collateral	—	10,429,288	—	10,429,288
Forward Currency Contracts**	—	(1,965,036)	—	(1,965,036)

TOTAL	—	$855,924,006	—	$855,924,006

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

79

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face
		Amount^		Value†
		(000)
AGENCY OBLIGATIONS — (8.9%)
Federal Farm Credit Bank
	5.770%, 01/05/27		22	$27,777
Federal Farm Credit Banks Funding Corp
	2.630%, 08/03/26		67	72,702
Federal Home Loan Bank
	4.750%, 03/10/23		170	184,429
	5.375%, 08/15/24		65	75,473
Federal National Mortgage Association
	7.125%, 01/15/30		75	108,469
#	0.875%, 08/05/30		13,200	12,330,989
	2.500%, 05/01/36 TBA		35,600	37,202,000
	3.000%, 05/01/36 TBA		6,100	6,427,716
	2.500%, 05/01/51 TBA		17,000	17,636,172
	3.000%, 05/01/51 TBA		113,800	119,196,610
	3.500%, 05/01/51 TBA		36,500	38,856,816
Government National Mortgage Association
	3.000%, 05/01/51 TBA		3,500	3,662,422
	3.500%, 05/01/51 TBA		28,200	29,912,930
Tenessee Valley Authority
	5.625%, 06/07/32	GBP	1,850	3,599,696

TOTAL AGENCY OBLIGATIONS				269,294,201

BONDS — (89.4%)
AUSTRALIA — (5.3%)
Australia Government Bond
	1.000%, 12/21/30	AUD	8,700	6,317,149
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		13	13,275
BHP Billiton Finance, Ltd.
	3.250%, 09/24/27	EUR	1,800	2,584,334
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		2,010	2,200,695
FMG Resources August 2006 Pty, Ltd.
#Ω	5.125%, 05/15/24		2,690	2,935,315
Ω	4.500%, 09/15/27		4,000	4,344,600
Glencore Funding LLC
Ω	2.500%, 09/01/30		11,110	10,761,490
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		289	322,669
National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		351	389,988

		Face
		Amount^		Value†
		(000)
AUSTRALIA — (Continued)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	$6,252,947
	2.000%, 03/08/33	AUD	8,000	6,073,197
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	4,000	3,032,905
Ω	1.500%, 08/20/32	AUD	6,700	4,862,259
Ω	1.750%, 07/20/34	AUD	34,000	24,449,672
Rio Tinto Finance P.L.C.
	4.000%, 12/11/29	GBP	3,500	5,791,611
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,400	1,892,883
South Australian Government
Financing Authority
	1.750%, 05/24/32	AUD	24,000	17,872,648
Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	3,000	3,891,379
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	3,700,521
	2.250%, 11/20/34	AUD	52,500	40,007,423
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	11,482,983
Westpac Banking Corp.
	2.850%, 05/13/26		104	111,886
	2.700%, 08/19/26		23	24,638
#	2.650%, 01/16/30		2,200	2,320,740

TOTAL AUSTRALIA				161,637,207

BELGIUM — (0.3%)
Anheuser-Busch InBev SA
	2.000%, 03/17/28	EUR	1,000	1,344,308
	2.250%, 05/24/29	GBP	600	862,537
	1.650%, 03/28/31	EUR	1,500	1,973,400
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		2,500	2,807,176
#	4.900%, 01/23/31		2,925	3,523,357

TOTAL BELGIUM				10,510,778

CANADA — (11.7%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	895,935
Ω	3.550%, 07/26/27		1,620	1,771,620
Canadian Natural Resources, Ltd.
	3.420%, 12/01/26	CAD	1,000	864,158
	3.850%, 06/01/27		3,865	4,227,034
Canadian Pacific Railway Co.
	3.700%, 02/01/26		45	49,448

80

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
CANADA — (Continued)
Cenovus Energy, Inc.
3.000%, 08/15/22		3,000	$3,067,324
3.800%, 09/15/23		3,000	3,160,164
3.600%, 03/10/27	CAD	4,000	3,410,227
4.400%, 04/15/29		3,038	3,308,362
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	15,750	21,655,040
Enbridge, Inc.
4.000%, 10/01/23		34	36,394
3.500%, 06/10/24		15	16,088
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28		1,000	1,125,967
ITC Holdings Corp.
3.650%, 06/15/24		113	121,385
Methanex Corp.
5.250%, 12/15/29		1,000	1,056,250
Nutrien, Ltd.
3.625%, 03/15/24		540	580,866
3.000%, 04/01/25		40	42,613
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	2,145,369
2.050%, 06/01/30	CAD	19,000	15,319,025
3.500%, 06/01/31	CAD	4,000	3,618,696
3.900%, 12/01/33	CAD	49,600	46,312,837
Province of British Columbia Canada
# 6.500%, 01/15/26		93	115,141
2.950%, 12/18/28	CAD	5,000	4,411,463
2.200%, 06/18/30	CAD	19,500	16,114,172
5.400%, 06/18/35	CAD	27,000	29,711,313
Province of Manitoba Canada
2.050%, 06/02/30	CAD	18,000	14,599,601
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	5,000	4,033,926
Province of Ontario Canada
2.050%, 06/02/30	CAD	2,000	1,624,293
1.350%, 12/02/30	CAD	6,000	4,548,460
5.850%, 03/08/33	CAD	16,600	18,332,321
5.600%, 06/02/35	CAD	44,000	48,860,530
Province of Quebec Canada
2.300%, 09/01/29	CAD	5,000	4,199,528
6.000%, 10/01/29	CAD	4,000	4,281,268
1.900%, 09/01/30	CAD	32,200	25,873,695
6.250%, 06/01/32	CAD	15,000	16,965,993
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	10,000	8,220,315
6.400%, 09/05/31	CAD	23,000	25,904,121
Spectra Energy Partners L.P.
4.750%, 03/15/24		22	24,294
Suncor Energy, Inc.
3.600%, 12/01/24		87	94,645

	Face
	Amount^		Value†
	(000)
CANADA — (Continued)
TC PipeLines L.P.
3.900%, 05/25/27		2,000	$2,199,947
Thomson Reuters Corp.
4.300%, 11/23/23		60	64,992
Toronto-Dominion Bank (The)
1.994%, 03/23/22	CAD	58	47,874
TransAlta Corp.
# 4.500%, 11/15/22		1,000	1,039,200
TransCanada PipeLines, Ltd.
# 4.875%, 01/15/26		2,650	3,055,342
4.625%, 03/01/34		4,200	4,813,968
5.600%, 03/31/34		1,000	1,235,198
Videotron, Ltd.
5.000%, 07/15/22		921	960,142
Ω 5.375%, 06/15/24		930	1,023,279

TOTAL CANADA			355,139,823

DENMARK — (0.2%)
AP Moller - Maersk A.S.
1.750%, 03/16/26	EUR	4,500	5,813,946

FINLAND — (0.3%)
Nokia Oyj
4.375%, 06/12/27		7,250	7,925,156

FRANCE — (3.7%)
BNP Paribas SA
1.500%, 11/17/25	EUR	1,200	1,528,185
BPCE S.A.
Ω 3.500%, 10/23/27		5,000	5,410,338
Credit Agricole SA
1.375%, 05/03/27	EUR	2,000	2,575,950
Electricite de France SA
Ω 3.625%, 10/13/25		40	43,902
6.250%, 05/30/28	GBP	1,000	1,802,993
5.875%, 07/18/31	GBP	3,200	5,943,286
6.125%, 06/02/34	GBP	1,500	2,983,680
Orange SA
8.125%, 11/20/28	GBP	1,964	3,979,217
2.000%, 01/15/29	EUR	1,200	1,626,658
3.250%, 01/15/32	GBP	600	937,068
Pernod Ricard SA
Ω 3.250%, 06/08/26		173	187,422
Sanofi
1.375%, 03/21/30	EUR	9,200	12,147,985
SNCF Reseau
5.250%, 01/31/35	GBP	5,050	10,021,372
Societe Generale S.A.
Ω 3.000%, 01/22/30		1,400	1,426,367
Societe Generale SA
Ω 4.750%, 09/14/28		1,000	1,149,492
2.125%, 09/27/28	EUR	2,000	2,640,886

81

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
FRANCE — (Continued)
Total Capital Canada, Ltd.
2.125%, 09/18/29	EUR	10,400	$14,359,138
Total Capital International SA
3.750%, 04/10/24		112	122,510
0.696%, 05/31/28	EUR	7,300	9,080,139
0.750%, 07/12/28	EUR	8,600	10,758,194
1.375%, 10/04/29	EUR	3,200	4,198,671
1.491%, 09/04/30	EUR	800	1,059,426
1.405%, 09/03/31	GBP	7,500	10,085,149
Total Capital S.A.
3.883%, 10/11/28		7,200	8,129,862

TOTAL FRANCE			112,197,890

GERMANY — (2.5%)
Allianz Finance II BV
1.500%, 01/15/30	EUR	2,900	3,861,193
0.500%, 01/14/31	EUR	2,300	2,791,388
Bayer Capital Corp BV
1.500%, 06/26/26	EUR	5,700	7,239,624
2.125%, 12/15/29	EUR	900	1,203,913
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		26	29,403
BMW Finance NV
1.125%, 01/10/28	EUR	750	961,731
1.500%, 02/06/29	EUR	2,600	3,427,699
BMW US Capital LLC
Ω 2.800%, 04/11/26		194	206,479
3.300%, 04/06/27		500	543,643
Ω 3.300%, 04/06/27		58	63,063
1.000%, 04/20/27	EUR	1,800	2,282,267
Daimler AG
1.000%, 11/15/27	EUR	4,300	5,398,338
2.000%, 02/27/31	EUR	1,000	1,358,850
1.125%, 08/08/34	EUR	1,900	2,323,098
Daimler Finance North America LLC
8.500%, 01/18/31		1,304	1,947,960
Deutsche Bank AG
3.700%, 05/30/24		113	121,267
Deutsche Telekom AG
3.125%, 02/06/34	GBP	3,000	4,663,528
1.375%, 07/05/34	EUR	3,000	3,857,238
Deutsche Telekom International Finance BV
1.375%, 01/30/27	EUR	500	645,102
2.250%, 04/13/29	GBP	1,600	2,313,976
E.ON International Finance BV
6.375%, 06/07/32	GBP	2,150	4,187,067
E.ON SE
1.625%, 05/22/29	EUR	1,200	1,581,435
EMD Finance LLC
Ω 2.950%, 03/19/22		60	61,114

	Face
	Amount^		Value†
	(000)
GERMANY — (Continued)
Fresenius Medical Care US Finance III, Inc.
Ω 2.375%, 02/16/31		5,700	$5,491,705
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	1,023,000	10,381,212
Volkswagen International Finance NV
1.875%, 03/30/27	EUR	5,400	7,047,681
ZF North America Capital, Inc.
Ω 4.500%, 04/29/22		3,243	3,332,182

TOTAL GERMANY			77,322,156

ITALY — (1.2%)
Enel Finance International NV
Ω 4.875%, 06/14/29		6,000	7,040,444
Eni SpA
1.500%, 01/17/27	EUR	1,000	1,290,815
1.125%, 09/19/28	EUR	1,700	2,161,573
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,628,288
1.750%, 07/04/29	EUR	3,800	4,861,639
Ω 4.000%, 09/23/29		2,000	2,172,964
2.500%, 01/15/30	GBP	3,850	5,393,074
Italy Buoni Poliennali Del Tesoro
1.250%, 12/01/26	EUR	2,100	2,661,221
Telecom Italia Capital S.A.
6.375%, 11/15/33		1,500	1,762,470
6.000%, 09/30/34		6,000	6,753,300

TOTAL ITALY			35,725,788

JAPAN — (1.9%)
Aircastle Ltd.
4.250%, 06/15/26		3,500	3,786,608
American Honda Finance Corp.
2.300%, 09/09/26		130	136,528
Japan Government Twenty Year Bond
1.800%, 09/20/31	JPY	680,000	7,301,678
1.500%, 03/20/34	JPY	550,000	5,856,803
1.200%, 09/20/35	JPY	550,000	5,691,536
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		35	39,152
3.195%, 07/18/29		2,551	2,716,791
Mizuho Financial Group, Inc.
3.170%, 09/11/27		1,100	1,196,293

82

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
JAPAN — (Continued)
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	$10,414,752
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26		800	869,013
StanCorp Financial Group, Inc.
5.000%, 08/15/22		37	38,958
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		434	480,801
# 3.944%, 07/19/28		700	782,561
3.040%, 07/16/29		9,750	10,259,779
2.750%, 01/15/30		790	812,162
2.130%, 07/08/30		1,000	983,575
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	58	47,805
Toyota Motor Corp.
3.669%, 07/20/28		2,615	2,924,424
Toyota Motor Credit Corp.
2.625%, 01/10/23		75	77,876
3.050%, 01/11/28		500	540,145
# 3.650%, 01/08/29		2,000	2,236,154

TOTAL JAPAN			57,193,394

LUXEMBOURG — (0.3%)
ArcelorMittal SA
3.600%, 07/16/24		5,000	5,326,430
4.550%, 03/11/26		3,000	3,330,829

TOTAL LUXEMBOURG			8,657,259

NETHERLANDS — (3.2%)
Ahold Finance USA LLC
6.875%, 05/01/29		8	10,761
BNG Bank NV
3.300%, 04/26/29	AUD	5,000	4,294,554
Cooperatieve Rabobank UA
3.875%, 02/08/22		83	85,297
Heineken NV
Ω 2.750%, 04/01/23		26	27,063
ING Groep NV
3.950%, 03/29/27		1,100	1,231,437
1.375%, 01/11/28	EUR	3,100	3,972,656
4.050%, 04/09/29		300	336,916
Koninklijke Ahold Delhaize NV
1.125%, 03/19/26	EUR	520	656,446
Koninklijke KPN NV
5.750%, 09/17/29	GBP	1,500	2,458,611
Koninklijke Philips NV
1.375%, 05/02/28	EUR	2,000	2,589,583

	Face
	Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
3.300%, 05/02/29	AUD	4,500	$3,861,407
Shell International Finance B.V.
1.625%, 01/20/27	EUR	1,208	1,586,253
0.125%, 11/08/27	EUR	5,000	6,008,868
1.250%, 05/12/28	EUR	5,600	7,216,066
0.750%, 08/15/28	EUR	2,000	2,486,695
2.375%, 11/07/29		14,282	14,572,185
1.000%, 12/10/30	GBP	32,278	41,936,031
Shell International Finance BV
3.875%, 11/13/28		3,750	4,232,340

TOTAL NETHERLANDS			97,563,169

NEW ZEALAND — (0.4%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	15,500	12,984,724
NORWAY — (2.1%)
Aker BP ASA
Ω 2.875%, 01/15/26		4,000	4,156,583
Ω 3.750%, 01/15/30		4,000	4,163,688
Equinor ASA
2.650%, 01/15/24		81	85,635
3.625%, 09/10/28		2,500	2,765,582
6.125%, 11/27/28	GBP	1,250	2,302,006
6.875%, 03/11/31	GBP	18,350	37,281,301
Kommunalbanken A.S.
3.400%, 07/24/28	AUD	3,500	3,018,165
1.125%, 06/14/30		2,500	2,360,420
Norway Government Bond
Ω 1.375%, 08/19/30	NOK	72,000	8,606,093

TOTAL NORWAY			64,739,473

SINGAPORE — (0.6%)
Singapore Government Bond
2.875%, 09/01/30	SGD	21,200	17,655,223
SPAIN — (0.6%)
Banco Santander SA
3.490%, 05/28/30		4,000	4,237,391
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	228,879
4.400%, 07/13/27		2,000	2,227,207
Santander UK P.L.C.
4.000%, 03/13/24		103	113,028
3.875%, 10/15/29	GBP	1,478	2,425,695
Telefonica Emisiones SAU
1.715%, 01/12/28	EUR	4,300	5,633,962
5.445%, 10/08/29	GBP	650	1,134,875

83

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
SPAIN — (Continued)
Telefonica Europe BV
8.250%, 09/15/30		500	$717,435

TOTAL SPAIN			16,718,472

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.4%)
African Development Bank
3.350%, 08/08/28	AUD	6,000	5,134,095
Asian Development Bank
2.350%, 06/21/27	JPY	2,970,000	31,397,367
EUROFIMA
3.350%, 05/21/29	AUD	8,000	6,812,693
European Investment Bank
1.900%, 01/26/26	JPY	568,700	5,695,669
2.150%, 01/18/27	JPY	1,489,600	15,369,976
Inter-American Development Bank
1.125%, 01/13/31		9,900	9,363,481

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			73,773,281

SWEDEN — (0.2%)
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	110	133,046
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		4,323	4,469,723

TOTAL SWEDEN			4,602,769

SWITZERLAND — (0.4%)
ABB Finance USA, Inc.
2.875%, 05/08/22		45	46,164
Novartis Capital Corp.
2.200%, 08/14/30		4,700	4,772,645
Novartis Finance SA
1.375%, 08/14/30	EUR	4,000	5,248,156
UBS Group AG
1.250%, 09/01/26	EUR	1,800	2,268,945

TOTAL SWITZERLAND			12,335,910

UNITED KINGDOM — (5.0%)
AstraZeneca P.L.C.
3.375%, 11/16/25		304	333,149
1.250%, 05/12/28	EUR	1,200	1,535,584
4.000%, 01/17/29		1,000	1,129,994
5.750%, 11/13/31	GBP	450	869,333
Barclays P.L.C.
4.375%, 01/12/26		2,000	2,242,235
3.250%, 02/12/27	GBP	1,657	2,480,007
3.250%, 01/17/33	GBP	6,500	9,854,270

	Face
	Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
BAT Capital Corp.
2.726%, 03/25/31		3,200	$3,068,021
BAT International Finance P.L.C.
4.000%, 09/04/26	GBP	1,220	1,862,106
1.250%, 03/13/27	EUR	1,000	1,230,046
3.125%, 03/06/29	EUR	3,200	4,356,247
BP Capital Markets America, Inc.
3.245%, 05/06/22		33	34,002
3.017%, 01/16/27		127	136,246
3.633%, 04/06/30		800	881,340
BP Capital Markets P.L.C.
3.535%, 11/04/24		15	16,457
1.231%, 05/08/31	EUR	2,500	3,150,219
British Telecommunications P.L.C.
1.500%, 06/23/27	EUR	2,500	3,219,565
# 5.125%, 12/04/28		1,000	1,184,900
5.750%, 12/07/28	GBP	1,000	1,760,700
Ω 3.250%, 11/08/29		4,000	4,218,428
3.125%, 11/21/31	GBP	1,500	2,248,603
Centrica P.L.C.
4.375%, 03/13/29	GBP	1,000	1,635,362
CNH Industrial Capital LLC
4.375%, 04/05/22		406	419,850
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	2,000	2,570,140
1.625%, 07/03/29	EUR	2,550	3,249,065
Coca-Cola European Partners P.L.C.
1.750%, 05/26/28	EUR	1,400	1,830,593
Diageo Finance P.L.C.
1.500%, 10/22/27	EUR	1,000	1,300,413
GlaxoSmithKline Capital P.L.C.
5.250%, 12/19/33	GBP	1,388	2,671,330
HSBC Holdings P.L.C.
2.625%, 08/16/28	GBP	5,164	7,530,732
4.950%, 03/31/30		2,000	2,361,634
HSBC USA, Inc.
3.500%, 06/23/24		147	159,185
Janus Capital Group, Inc.
4.875%, 08/01/25		106	120,328
Lloyds Banking Group P.L.C.
4.450%, 05/08/25		300	336,805
3.750%, 01/11/27		3,500	3,859,204
1.500%, 09/12/27	EUR	2,100	2,711,463
4.550%, 08/16/28		2,300	2,652,823
Mead Johnson Nutrition Co.
4.125%, 11/15/25		69	77,701
Nationwide Building Society
3.250%, 01/20/28	GBP	1,500	2,332,369
Natwest Group P.L.C.
4.800%, 04/05/26		3,000	3,431,318
Prudential P.L.C.
3.125%, 04/14/30		100	106,405

84

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
Rolls-Royce P.L.C.
Ω 3.625%, 10/14/25		5,720	$5,772,710
3.375%, 06/18/26	GBP	800	1,098,270
Transport for London
4.000%, 09/12/33	GBP	7,900	13,580,192
Unilever Finance Netherlands BV
1.375%, 07/31/29	EUR	700	921,004
United Kingdom Gilt
0.250%, 07/31/31	GBP	8,000	10,288,947
0.625%, 07/31/35	GBP	17,100	21,885,181
Vodafone Group P.L.C.
1.500%, 07/24/27	EUR	1,750	2,270,295
4.200%, 12/13/27	AUD	1,800	1,543,027
7.875%, 02/15/30		77	108,765
1.625%, 11/24/30	EUR	2,500	3,291,699
5.900%, 11/26/32	GBP	3,250	6,363,134

TOTAL UNITED KINGDOM			152,291,396

UNITED STATES — (47.1%)
3M Co.
2.875%, 10/15/27		368	397,115
Abbott Laboratories
2.950%, 03/15/25		146	157,139
AbbVie, Inc.
3.250%, 10/01/22		88	90,945
2.900%, 11/06/22		33	34,226
3.800%, 03/15/25		29	31,767
4.250%, 11/14/28		2,400	2,744,541
2.625%, 11/15/28	EUR	3,416	4,738,417
2.125%, 06/01/29	EUR	1,500	2,026,116
Activision Blizzard, Inc.
3.400%, 06/15/27		1,052	1,160,056
Adobe, Inc.
3.250%, 02/01/25		22	23,847
Advance Auto Parts, Inc.
3.900%, 04/15/30		7,100	7,760,089
AECOM
5.125%, 03/15/27		5,660	6,296,750
Aetna, Inc.
2.750%, 11/15/22		97	99,794
Affiliated Managers Group, Inc.
3.300%, 06/15/30		2,600	2,749,869
Aflac, Inc.
3.250%, 03/17/25		129	140,124
3.600%, 04/01/30		4,025	4,452,373
Alabama Power Co.
2.800%, 04/01/25		30	31,800
Albemarle Corp.
4.150%, 12/01/24		86	94,712
Ally Financial, Inc.
4.125%, 02/13/22		1,250	1,285,459

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.875%, 05/21/24		2,000	$2,169,006
# 5.125%, 09/30/24		2,000	2,268,011
8.000%, 11/01/31		2,000	2,812,911
Alphabet, Inc.
1.998%, 08/15/26		86	90,221
# 0.800%, 08/15/27		1,800	1,744,156
1.100%, 08/15/30		18,400	17,091,625
Altria Group, Inc. 4.750%, 05/05/21		2	2,000
2.200%, 06/15/27	EUR	4,700	6,052,759
4.800%, 02/14/29		598	680,235
3.400%, 05/06/30		400	416,544
Amazon.com, Inc.
# 1.500%, 06/03/30		13,300	12,804,225
Amcor Flexibles North America, Inc.
4.500%, 10/15/21		7	7,055
American Express Credit Corp.
3.300%, 05/03/27		131	144,921
American International Group, Inc.
4.125%, 02/15/24		118	129,063
3.900%, 04/01/26		46	51,056
1.875%, 06/21/27	EUR	4,075	5,283,164
American Water Capital Corp.
3.850%, 03/01/24		25	27,053
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	46,694
2.875%, 09/15/26		65	69,983
AmerisourceBergen Corp.
3.400%, 05/15/24		433	463,994
2.800%, 05/15/30		6,900	7,100,434
Amgen, Inc.
3.625%, 05/22/24		75	81,241
3.125%, 05/01/25		37	39,979
2.600%, 08/19/26		28	29,628
4.000%, 09/13/29	GBP	1,836	3,004,879
2.300%, 02/25/31		2,413	2,385,325
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	5,398,178
Analog Devices, Inc.
3.900%, 12/15/25		35	38,974
3.500%, 12/05/26		23	25,303
Anthem, Inc.
3.125%, 05/15/22		25	25,724
3.500%, 08/15/24		58	62,802
3.650%, 12/01/27		4,424	4,913,673
4.101%, 03/01/28		700	790,168
2.250%, 05/15/30		1,550	1,525,868
Aon Corp.
4.500%, 12/15/28		960	1,106,598
3.750%, 05/02/29		5,000	5,561,360
2.800%, 05/15/30		2,550	2,631,437

85

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Aon P.L.C.
4.000%, 11/27/23		47	$50,690
3.500%, 06/14/24		107	115,052
2.875%, 05/14/26	EUR	1,400	1,900,612
Apache Corp.
4.375%, 10/15/28		400	407,988
Apple, Inc.
2.500%, 02/09/25		53	56,436
2.450%, 08/04/26		200	212,966
3.000%, 06/20/27		64	70,240
3.000%, 11/13/27		81	88,606
1.200%, 02/08/28		7,000	6,813,833
3.050%, 07/31/29	GBP	2,156	3,402,111
2.200%, 09/11/29		12,100	12,332,734
1.650%, 05/11/30		13,400	13,015,448
1.250%, 08/20/30		25,800	24,259,660
1.650%, 02/08/31		3,000	2,891,373
Applied Materials, Inc.
3.300%, 04/01/27		59	64,854
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	61,847
Arconic, Inc.
5.900%, 02/01/27		2,700	3,115,125
6.750%, 01/15/28		700	839,125
Ares Capital Corp.
4.200%, 06/10/24		6,000	6,472,180
3.875%, 01/15/26		4,000	4,268,708
Arizona Public Service Co.
3.150%, 05/15/25		71	76,330
Arrow Electronics, Inc.
3.875%, 01/12/28		2,203	2,431,999
Ashland LLC
4.750%, 08/15/22		101	105,040
Assurant, Inc.
4.000%, 03/15/23		75	79,656
AT&T, Inc.
1.800%, 09/05/26	EUR	800	1,038,167
4.375%, 09/14/29	GBP	500	815,838
2.600%, 12/17/29	EUR	1,463	2,029,746
2.750%, 06/01/31		3,500	3,494,929
3.550%, 12/17/32	EUR	1,500	2,271,870
Ω 2.550%, 12/01/33		746	711,050
Autodesk, Inc.
4.375%, 06/15/25		35	39,153
3.500%, 06/15/27		3,236	3,564,716
Automatic Data Processing, Inc.
3.375%, 09/15/25		144	158,631
1.250%, 09/01/30		8,500	7,899,486
AutoZone, Inc.
2.875%, 01/15/23		140	144,895
3.125%, 07/15/23		15	15,789
3.250%, 04/15/25		72	77,168
AvalonBay Communities, Inc.
3.200%, 01/15/28		1,100	1,174,379

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Avient Corp.
5.250%, 03/15/23		1,170	$1,257,750
Avnet, Inc.
4.625%, 04/15/26		65	73,206
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		2,000	2,161,958
Ball Corp.
5.000%, 03/15/22		1,035	1,070,397
5.250%, 07/01/25		500	565,625
4.875%, 03/15/26		4,000	4,480,000
2.875%, 08/15/30		2,000	1,931,340
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	8,434
Bank of America Corp.
3.300%, 01/11/23		52	54,629
4.000%, 04/01/24		72	79,062
7.000%, 07/31/28	GBP	1,500	2,843,174
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		123	133,816
3.000%, 02/24/25		330	355,294
2.800%, 05/04/26		64	68,902
Baxter International, Inc.
2.600%, 08/15/26		49	52,212
1.300%, 05/15/29	EUR	1,300	1,666,703
Belo Corp.
# 7.250%, 09/15/27		1,000	1,165,000
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		1,000	991,059
1.450%, 10/15/30		11,500	10,934,503
Berkshire Hathaway, Inc.
3.400%, 01/31/22		37	37,840
0.440%, 09/13/29	JPY	1,920,000	16,977,636
0.437%, 04/15/31	JPY	600,000	5,476,395
Best Buy Co., Inc.
4.450%, 10/01/28		5,000	5,737,256
Biogen, Inc.
2.250%, 05/01/30		3,000	2,917,596
Black Hills Corp.
4.350%, 05/01/33		655	747,373
BlackRock, Inc.
3.250%, 04/30/29		15,544	17,141,005
2.400%, 04/30/30		8,000	8,243,141
1.900%, 01/28/31		12,500	12,231,175
Boeing Co. (The)
8.750%, 08/15/21		11	11,249
2.500%, 03/01/25		75	77,367
2.600%, 10/30/25		42	43,465
2.950%, 02/01/30		2,000	2,007,192
Booking Holdings, Inc.
3.600%, 06/01/26		108	119,808
1.800%, 03/03/27	EUR	800	1,046,390

86

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.550%, 03/15/28		2,300	$2,513,844
4.625%, 04/13/30		5,182	6,073,490
Boston Properties LP
3.400%, 06/21/29		200	213,873
3.250%, 01/30/31		600	628,558
BP Capital Markets America, Inc.
4.234%, 11/06/28		230	262,609
Bristol-Myers Squibb Co.
2.000%, 08/01/22		79	80,688
3.450%, 11/15/27		600	667,558
Broadcom, Inc.
4.300%, 11/15/32		2,700	2,980,049
Brown & Brown, Inc.
4.200%, 09/15/24		54	59,349
4.500%, 03/15/29		1,500	1,698,590
Brown-Forman Corp.
1.200%, 07/07/26	EUR	2,000	2,540,902
2.600%, 07/07/28	GBP	1,100	1,637,020
Buckeye Partners L.P.
4.150%, 07/01/23		22	22,770
3.950%, 12/01/26		87	87,000
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		2,900	3,196,686
Burlington Northern Santa Fe LLC
7.000%, 12/15/25		10	12,540
CA, Inc.
4.700%, 03/15/27		205	230,393
Camden Property Trust
2.800%, 05/15/30		6,188	6,395,470
Campbell Soup Co.
3.300%, 03/19/25		47	50,696
4.150%, 03/15/28		2,883	3,241,626
2.375%, 04/24/30		1,460	1,450,037
Capital One Financial Corp.
4.750%, 07/15/21		23	23,205
3.750%, 04/24/24		54	58,826
3.750%, 03/09/27		1,800	1,998,416
3.800%, 01/31/28		4,400	4,895,154
1.650%, 06/12/29	EUR	2,800	3,555,243
Cardinal Health, Inc.
3.200%, 06/15/22		45	46,331
3.410%, 06/15/27		4,067	4,436,646
Cargill, Inc.
Ω 2.125%, 04/23/30		2,000	1,986,287
CBS Corp.
5.500%, 05/15/33		400	489,466
CF Industries, Inc.
3.450%, 06/01/23		3,048	3,187,903
5.150%, 03/15/34		4,000	4,680,000
Charles Schwab Corp. (The)
3.000%, 03/10/25		99	106,270
3.200%, 03/02/27		1,000	1,090,564

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
4.000%, 02/01/29		1,530	$1,745,328
3.250%, 05/22/29		750	817,556
Chemours Co. (The)
# 5.375%, 05/15/27		1,600	1,716,000
Chevron Corp.
2.954%, 05/16/26		133	143,798
1.995%, 05/11/27		1,200	1,240,912
2.236%, 05/11/30		17,000	17,110,716
Chevron USA, Inc.
1.018%, 08/12/27		1,400	1,358,927
3.850%, 01/15/28		5,250	5,924,662
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,593,315
Chubb INA Holdings, Inc.
3.350%, 05/15/24		60	65,143
1.550%, 03/15/28	EUR	4,900	6,323,966
Cigna Corp.
3.500%, 06/15/24		97	104,606
3.400%, 03/01/27		174	190,112
4.375%, 10/15/28		3,750	4,294,822
CIT Group, Inc.
5.000%, 08/01/23		3,200	3,476,000
5.250%, 03/07/25		2,965	3,346,744
Citigroup, Inc.
4.500%, 01/14/22		17	17,501
3.875%, 10/25/23		33	35,876
3.300%, 04/27/25		90	97,910
5.150%, 05/21/26	GBP	1,323	2,167,376
1.500%, 10/26/28	EUR	1,900	2,453,914
CME Group, Inc.
3.000%, 03/15/25		33	35,509
3.750%, 06/15/28		3,200	3,607,820
CMS Energy Corp.
3.600%, 11/15/25		37	40,401
3.000%, 05/15/26		58	61,820
CNA Financial Corp.
4.500%, 03/01/26		75	85,119
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,525,010
5.250%, 05/30/29		2,000	2,341,324
Coca-Cola Co. (The)
2.250%, 09/01/26		147	156,571
2.900%, 05/25/27		275	299,326
Colgate-Palmolive Co.
1.375%, 03/06/34	EUR	2,000	2,645,488
Comcast Corp.
3.375%, 08/15/25		49	53,762
3.150%, 03/01/26		102	111,334
4.250%, 01/15/33		3,150	3,694,976
Comerica, Inc.
4.000%, 02/01/29		3,500	3,959,355
ConocoPhillips Co.
4.950%, 03/15/26		173	202,009

87

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
ConocoPhillips Holding Co.
6.950%, 04/15/29		800	$1,069,918
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		15	16,263
Constellation Brands, Inc.
3.500%, 05/09/27		3,000	3,287,249
Corning, Inc.
3.700%, 11/15/23		32	34,227
Costco Wholesale Corp.
1.600%, 04/20/30		7,325	7,081,633
1.750%, 04/20/32		1,000	964,100
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	86,237
Ω 3.500%, 08/15/27		800	871,458
CVS Health Corp.
2.125%, 06/01/21		15	15,008
3.375%, 08/12/24		174	187,547
3.250%, 08/15/29		1,000	1,066,120
Darden Restaurants, Inc.
3.850%, 05/01/27		4,000	4,409,664
DCP Midstream Operating L.P.
5.375%, 07/15/25		6,100	6,694,750
Deere & Co.
5.375%, 10/16/29		5	6,270
DH Europe Finance SA
1.200%, 06/30/27	EUR	1,300	1,646,694
Discover Bank
4.650%, 09/13/28		2,600	3,007,167
Discovery Communications LLC
3.900%, 11/15/24		63	68,707
3.450%, 03/15/25		66	70,925
1.900%, 03/19/27	EUR	5,700	7,345,541
3.625%, 05/15/30		3,000	3,210,505
Dollar General Corp.
3.250%, 04/15/23		79	82,765
4.150%, 11/01/25		13	14,566
# 4.125%, 05/01/28		2,000	2,261,770
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	4,086,646
Dominion Energy, Inc.
3.900%, 10/01/25		117	129,506
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,920,814
Dow Chemical Co. (The)
3.500%, 10/01/24		58	62,626
DPL, Inc.
4.125%, 07/01/25		940	1,011,252
DTE Energy Co.
3.850%, 12/01/23		11	11,800
2.850%, 10/01/26		500	533,866
Duke Energy Corp.
3.050%, 08/15/22		131	134,475

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	$2,965,104
4.750%, 04/15/27		3,075	3,491,376
E*TRADE Financial Corp.
4.500%, 06/20/28		3,297	3,769,177
Eastman Chemical Co.
3.600%, 08/15/22		3	3,097
3.800%, 03/15/25		51	55,793
1.875%, 11/23/26	EUR	5,000	6,466,781
Eaton Corp.
4.000%, 11/02/32		500	571,619
Eaton Vance Corp.
3.500%, 04/06/27		517	564,262
eBay, Inc.
3.600%, 06/05/27		2,215	2,448,291
Ecolab, Inc.
2.700%, 11/01/26		52	55,674
Edison International
4.125%, 03/15/28		995	1,073,384
EI du Pont de Nemours and Co.
2.300%, 07/15/30		1,000	1,008,222
EMC Corp.
3.375%, 06/01/23		1,255	1,300,556
Emerson Electric Co.
3.150%, 06/01/25		62	67,190
Energy Transfer Operating LP
4.750%, 01/15/26		2,567	2,869,769
3.750%, 05/15/30		5,000	5,203,132
EnerSys
Ω 4.375%, 12/15/27		3,700	3,875,750
Enterprise Products Operating LLC
3.900%, 02/15/24		24	25,944
3.700%, 02/15/26		62	68,484
EOG Resources, Inc.
3.150%, 04/01/25		79	84,776
Equifax, Inc.
3.250%, 06/01/26		900	963,014
3.100%, 05/15/30		4,000	4,201,900
Equitable Holdings, Inc.
4.350%, 04/20/28		800	902,029
Exelon Corp.
3.950%, 06/15/25		27	29,753
Exelon Generation Co. LLC
# 3.250%, 06/01/25		2,200	2,365,334
Expedia Group, Inc.
3.800%, 02/15/28		4,426	4,746,476
3.250%, 02/15/30		2,500	2,537,837
Exxon Mobil Corp.
2.440%, 08/16/29		7,900	8,101,878
3.482%, 03/19/30		1,000	1,094,325
FedEx Corp.
2.625%, 08/01/22		51	52,395
4.000%, 01/15/24		99	108,324

88

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.200%, 02/01/25		44	$47,787
1.625%, 01/11/27	EUR	2,000	2,584,106
# 3.400%, 02/15/28		1,000	1,094,776
3.100%, 08/05/29		910	969,541
4.900%, 01/15/34		1,300	1,579,541
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		8,000	9,203,920
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	3,072,493
2.450%, 03/15/31		2,350	2,310,890
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	3,982,731
3.360%, 05/21/31	GBP	3,143	4,846,965
FirstEnergy Corp.
7.375%, 11/15/31		750	1,014,781
Fiserv, Inc.
1.625%, 07/01/30	EUR	8,800	11,330,053
3.000%, 07/01/31	GBP	2,000	2,994,991
Flex, Ltd.
4.875%, 06/15/29		994	1,133,246
4.875%, 05/12/30		9,200	10,591,007
FLIR Systems, Inc.
2.500%, 08/01/30		2,000	1,990,025
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	4,215,000
5.113%, 05/03/29		4,000	4,368,800
Fox Corp.
4.709%, 01/25/29		79	91,737
GATX Corp.
3.250%, 03/30/25		60	64,243
3.250%, 09/15/26		32	34,592
3.500%, 03/15/28		500	542,182
GE Capital Funding LLC
Ω 4.550%, 05/15/32		4,000	4,649,406
General Electric Co.
0.375%, 05/17/22	EUR	135	163,160
3.375%, 03/11/24		37	39,777
0.875%, 05/17/25	EUR	500	617,138
6.750%, 03/15/32		221	298,545
General Mills, Inc.
3.150%, 12/15/21		9	9,091
3.200%, 02/10/27		1,007	1,097,344
1.500%, 04/27/27	EUR	2,000	2,592,844
General Motors Co.
6.125%, 10/01/25		2,000	2,373,610
4.200%, 10/01/27		1,400	1,554,307
6.800%, 10/01/27		1,035	1,301,306
General Motors Financial Co., Inc.
5.250%, 03/01/26		178	205,090
4.350%, 01/17/27		1,058	1,183,302
Georgia Power Co.
3.250%, 03/30/27		154	165,965

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Gilead Sciences, Inc.
3.700%, 04/01/24		124	$134,062
Global Payments, Inc.
4.800%, 04/01/26		69	79,240
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24		2,000	2,118,741
5.300%, 01/15/29		5,000	5,682,250
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21		26	26,300
4.000%, 03/03/24		250	273,171
3.750%, 05/22/25		87	95,408
4.250%, 01/29/26	GBP	2,300	3,607,409
1.625%, 07/27/26	EUR	1,175	1,506,505
2.000%, 03/22/28	EUR	2,000	2,641,531
3.800%, 03/15/30		950	1,055,114
6.125%, 02/15/33		2,484	3,335,640
Goodyear Tire & Rubber Co. (The)
# 4.875%, 03/15/27		2,739	2,862,666
Graphic Packaging International LLC
4.125%, 08/15/24		922	985,387
Ω 4.750%, 07/15/27		1,151	1,253,151
Ω 3.500%, 03/15/28		3,000	2,983,770
Halliburton Co.
3.500%, 08/01/23		4	4,239
3.800%, 11/15/25		124	136,934
# 2.920%, 03/01/30		500	501,600
Hanesbrands, Inc.
Ω 4.875%, 05/15/26		7,800	8,352,123
Harley-Davidson, Inc.
# 3.500%, 07/28/25		42	45,088
Hasbro, Inc.
3.500%, 09/15/27		3,912	4,251,547
HCA, Inc.
5.375%, 02/01/25		6,805	7,583,696
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		2,800	2,764,908
Hess Corp.
4.300%, 04/01/27		7,000	7,764,637
Honeywell International, Inc.
2.500%, 11/01/26		102	108,979
2.250%, 02/22/28	EUR	3,905	5,360,458
Howmet Aerospace, Inc.
5.125%, 10/01/24		2,000	2,192,500
6.875%, 05/01/25		1,000	1,160,000
HP, Inc.
3.400%, 06/17/30		3,000	3,202,063
Humana, Inc.
3.850%, 10/01/24		91	99,304

89

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Huntington Bancshares, Inc.
2.300%, 01/14/22		18	$18,226
Huntsman International LLC
4.500%, 05/01/29		5,550	6,226,697
Hyatt Hotels Corp.
# 3.375%, 07/15/23		1,756	1,836,594
4.375%, 09/15/28		5,300	5,718,694
Illinois Tool Works, Inc.
3.500%, 03/01/24		75	81,087
Intercontinental Exchange, Inc.
2.100%, 06/15/30		1,380	1,346,894
International Business Machines Corp.
3.625%, 02/12/24		112	121,736
3.300%, 01/27/27		306	335,474
1.750%, 03/07/28	EUR	1,000	1,326,007
3.500%, 05/15/29		800	879,548
International Paper Co.
3.800%, 01/15/26		5	5,545
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		274	300,387
4.650%, 10/01/28		500	576,412
Jabil, Inc.
3.600%, 01/15/30		3,283	3,543,740
3.000%, 01/15/31		3,475	3,534,435
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		57	65,904
JM Smucker Co. (The)
3.500%, 03/15/25		58	63,210
Johnson & Johnson
2.450%, 03/01/26		38	40,633
2.900%, 01/15/28		5,016	5,448,829
1.300%, 09/01/30		4,400	4,164,838
JPMorgan Chase & Co.
3.625%, 05/13/24		142	154,899
3.900%, 07/15/25		129	142,899
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	4,359,971
Kellogg Co.
3.250%, 04/01/26		661	718,907
7.450%, 04/01/31		61	86,939
Kemper Corp.
2.400%, 09/30/30		4,400	4,256,536
Kilroy Realty L.P.
2.500%, 11/15/32		10,500	10,076,729
Kimco Realty Corp.
1.900%, 03/01/28		400	395,085
Kraft Heinz Foods Co.
2.250%, 05/25/28	EUR	200	260,272

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
4.625%, 01/30/29		3,421	$3,854,645
3.750%, 04/01/30		2,000	2,140,106
Kroger Co. (The)
3.700%, 08/01/27		3,394	3,778,576
7.500%, 04/01/31		90	127,312
Laboratory Corp. of America Holdings
4.000%, 11/01/23		45	48,330
Lam Research Corp.
4.000%, 03/15/29		3,200	3,653,831
Lazard Group LLC
4.500%, 09/19/28		1,800	2,053,284
Lear Corp.
3.800%, 09/15/27		5,100	5,607,722
4.250%, 05/15/29		1,000	1,115,810
Legg Mason, Inc.
3.950%, 07/15/24		55	60,428
4.750%, 03/15/26		23	26,574
Leggett & Platt, Inc.
4.400%, 03/15/29		9,326	10,519,771
Lennar Corp.
4.500%, 04/30/24		1,000	1,093,500
# 4.750%, 05/30/25		3,465	3,897,189
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	5,200	7,008,316
Ω 4.569%, 02/01/29		78	90,477
Lincoln National Corp.
3.050%, 01/15/30		4,900	5,115,004
# 3.400%, 01/15/31		127	136,594
Lockheed Martin Corp.
3.550%, 01/15/26		56	62,140
Loews Corp.
2.625%, 05/15/23		44	45,665
3.750%, 04/01/26		125	139,114
Lowe’s Cos., Inc.
3.120%, 04/15/22		3	3,060
3.375%, 09/15/25		61	66,762
LYB International Finance II BV
3.500%, 03/02/27		2,035	2,218,307
1.625%, 09/17/31	EUR	6,500	8,350,846
Marathon Oil Corp.
3.850%, 06/01/25		1,840	1,994,862
Marathon Petroleum Corp.
3.625%, 09/15/24		96	103,690
Markel Corp.
3.350%, 09/17/29		4,300	4,609,954
Marriott International, Inc.
3.750%, 03/15/25		1,500	1,607,334
4.000%, 04/15/28		5,901	6,359,022
Mars, Inc.
Ω 3.600%, 04/01/34		595	662,344
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	104,476
1.349%, 09/21/26	EUR	6,000	7,618,146

90

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
4.375%, 03/15/29		800	$926,236
2.250%, 11/15/30		1,650	1,640,886
Maxim Integrated Products, Inc.
3.450%, 06/15/27		69	75,588
McDonald’s Corp.
1.500%, 11/28/29	EUR	1,000	1,306,547
5.875%, 04/23/32	GBP	750	1,441,194
McKesson Corp.
3.796%, 03/15/24		51	55,357
3.950%, 02/16/28		3,050	3,439,790
3.125%, 02/17/29	GBP	4,420	6,620,047
4.750%, 05/30/29		1,000	1,178,705
Medtronic, Inc.
3.500%, 03/15/25		7	7,719
Merck & Co., Inc.
2.750%, 02/10/25		136	145,305
3.400%, 03/07/29		7,200	7,991,125
1.450%, 06/24/30		4,500	4,280,573
Meritage Homes Corp.
6.000%, 06/01/25		5,008	5,646,520
MetLife, Inc.
3.600%, 04/10/24		189	205,679
6.500%, 12/15/32		281	394,923
MGM Resorts International
7.750%, 03/15/22		1,100	1,156,001
5.750%, 06/15/25		2,928	3,224,460
4.625%, 09/01/26		2,693	2,834,382
Micron Technology, Inc.
5.327%, 02/06/29		550	656,272
Molson Coors Beverage Co.
3.500%, 05/01/22		33	33,989
1.250%, 07/15/24	EUR	1,200	1,490,900
# 3.000%, 07/15/26		687	736,439
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	3,242,383
Morgan Stanley
3.875%, 04/29/24		140	152,830
1.375%, 10/27/26	EUR	2,550	3,249,313
1.875%, 04/27/27	EUR	1,856	2,428,522
Mosaic Co. (The)
4.050%, 11/15/27		5,000	5,581,811
Motorola Solutions, Inc.
4.600%, 02/23/28		500	574,722
4.600%, 05/23/29		4,260	4,895,563
MPLX L.P.
4.125%, 03/01/27		2,876	3,201,769
4.000%, 03/15/28		1,500	1,656,175
Mylan NV
3.125%, 11/22/28	EUR	3,400	4,735,902
Mylan, Inc.
4.200%, 11/29/23		52	56,031
Nasdaq, Inc.
4.250%, 06/01/24		33	36,287

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
1.750%, 03/28/29	EUR	5,924	$7,728,106
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		32	47,436
Nestle Holdings, Inc.
Ω 1.000%, 09/15/27		6,249	6,053,451
NetApp, Inc.
3.250%, 12/15/22		13	13,455
Netflix, Inc.
5.875%, 02/15/25		885	1,023,281
# 4.375%, 11/15/26		900	1,015,380
4.875%, 04/15/28		3,040	3,499,800
5.875%, 11/15/28		2,500	3,041,812
Ω 5.375%, 11/15/29		1,000	1,187,500
Newell Brands, Inc.
4.000%, 06/15/22		76	78,090
4.875%, 06/01/25		6,500	7,182,500
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27		1,184	1,313,699
NextEra Energy Operating Partners L.P.
Ω 3.875%, 10/15/26		2,980	3,116,797
#Ω 4.500%, 09/15/27		4,700	5,073,744
NIKE, Inc.
2.850%, 03/27/30		16,000	17,035,395
Nordstrom, Inc.
4.000%, 10/15/21		11	11,021
# 4.000%, 03/15/27		1,500	1,553,578
Norfolk Southern Corp.
2.900%, 06/15/26		526	567,954
NOV, Inc.
3.600%, 12/01/29		5,000	5,055,229
Nucor Corp.
2.700%, 06/01/30		400	410,998
NuStar Logistics L.P.
5.625%, 04/28/27		432	454,680
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	35,481
Ohio Power Co.
5.375%, 10/01/21		27	27,551
Omnicom Group, Inc.
4.200%, 06/01/30		900	1,014,165
OneMain Finance Corp.
6.875%, 03/15/25		3,500	3,976,875
7.125%, 03/15/26		5,000	5,843,750
ONEOK, Inc.
4.000%, 07/13/27		77	84,306
4.550%, 07/15/28		1,766	1,970,238
4.350%, 03/15/29		3,073	3,390,875
6.350%, 01/15/31		2,000	2,523,144
Oracle Corp.
2.500%, 10/15/22		22	22,708
3.250%, 11/15/27		5,956	6,459,097

91

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
O’Reilly Automotive, Inc.
3.600%, 09/01/27		2,200	$2,422,780
Owens Corning
3.875%, 06/01/30		583	645,451
Packaging Corp. of America
4.500%, 11/01/23		45	48,888
Parker-Hannifin Corp.
3.300%, 11/21/24		71	76,591
3.250%, 06/14/29		2,750	2,962,909
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.400%, 11/15/26		3,000	3,253,274
PepsiCo, Inc.
2.750%, 03/05/22		33	33,701
0.875%, 07/18/28	EUR	1,500	1,892,533
PerkinElmer, Inc.
3.300%, 09/15/29		1,100	1,167,399
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	2,733,254
3.150%, 06/15/30		7,130	7,088,544
Pfizer, Inc.
3.450%, 03/15/29		9,000	9,953,698
1.700%, 05/28/30		6,200	6,032,035
Philip Morris International, Inc.
3.250%, 11/10/24		68	73,812
2.875%, 05/14/29	EUR	2,650	3,756,312
3.375%, 08/15/29		2,000	2,169,201
2.100%, 05/01/30		6,400	6,233,812
0.800%, 08/01/31	EUR	3,200	3,769,432
Phillips 66
4.300%, 04/01/22		30	31,063
Phillips 66 Partners L.P.
3.550%, 10/01/26		752	814,036
3.750%, 03/01/28		700	753,894
3.150%, 12/15/29		2,000	2,047,326
Plains All American Pipeline L.P. / PAA Finance Corp.
4.650%, 10/15/25		800	887,254
3.800%, 09/15/30		5,000	5,149,802
PNC Financial Services Group, Inc. (The)
3.300%, 03/08/22		9	9,207
3.150%, 05/19/27		1,000	1,092,563
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	2,306,232
2.800%, 08/15/29		947	991,821
2.550%, 06/15/30		6,000	6,132,230
Principal Financial Group, Inc.
3.125%, 05/15/23		52	55,003
3.100%, 11/15/26		53	57,310
Procter & Gamble Co. (The)
2.450%, 11/03/26		13	13,902
3.000%, 03/25/30		2,300	2,496,761
1.200%, 10/29/30		8,000	7,483,239

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Proctor + Gamble Co. Ltd.
6.250%, 01/31/30	GBP	563	$1,087,848
Progress Energy, Inc.
7.750%, 03/01/31		1,130	1,595,093
7.000%, 10/30/31		630	856,306
PSEG Power LLC
4.300%, 11/15/23		68	73,321
Public Service Enterprise Group, Inc.
Ω 8.625%, 04/15/31		575	839,537
Puget Energy, Inc.
6.000%, 09/01/21		92	93,626
PulteGroup, Inc.
5.500%, 03/01/26		759	891,392
# 5.000%, 01/15/27		2,763	3,218,121
QUALCOMM, Inc.
3.250%, 05/20/27		2,800	3,089,875
1.650%, 05/20/32		1,848	1,725,247
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	4,357
4.200%, 06/30/29		925	1,054,727
Radian Group, Inc.
4.500%, 10/01/24		6,000	6,315,000
Raytheon Technologies Corp.
2.250%, 07/01/30		800	794,860
Reinsurance Group of America, Inc.
5.000%, 06/01/21		11	11,039
4.700%, 09/15/23		45	49,137
Rockwell Automation, Inc.
2.875%, 03/01/25		67	71,155
Seagate HDD Cayman
Ω 4.125%, 01/15/31		2,000	2,023,480
Sealed Air Corp.
Ω 4.875%, 12/01/22		1,180	1,236,050
Ω 5.125%, 12/01/24		1,817	1,978,259
Ω 5.500%, 09/15/25		2,600	2,873,000
Ω 4.000%, 12/01/27		2,000	2,095,000
Sempra Energy
4.050%, 12/01/23		49	52,866
3.550%, 06/15/24		76	81,892
Sensata Technologies BV
Ω 5.000%, 10/01/25		5,859	6,503,490
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		2,000	2,091,010
Sherwin-Williams Co. (The)
2.950%, 08/15/29		4,670	4,917,669
Simon Property Group L.P.
3.375%, 12/01/27		405	439,514
# 2.650%, 07/15/30		7,264	7,365,929
Sky Ltd.
2.500%, 09/15/26	EUR	2,000	2,719,037
Southern Power Co.
1.850%, 06/20/26	EUR	1,200	1,567,205

92

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Southwest Airlines Co.
4.750%, 05/04/23		5,500	$5,948,454
3.000%, 11/15/26		1,107	1,184,916
Southwest Gas Corp.
2.200%, 06/15/30		900	886,611
State Street Corp.
3.300%, 12/16/24		163	178,246
3.550%, 08/18/25		96	106,536
Steel Dynamics, Inc.
3.250%, 01/15/31		1,100	1,169,073
Steelcase Inc.
5.125%, 01/18/29		4,342	5,097,499
Stellantis NV
5.250%, 04/15/23		6,380	6,915,792
Stryker Corp.
3.375%, 05/15/24		6	6,440
3.375%, 11/01/25		109	119,111
2.125%, 11/30/27	EUR	4,709	6,284,328
Sysco Corp.
3.300%, 07/15/26		2,523	2,739,366
Tapestry, Inc.
4.250%, 04/01/25		1,000	1,087,500
Target Corp.
2.500%, 04/15/26		52	55,783
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		5,000	5,643,750
TD Ameritrade Holding Corp.
3.625%, 04/01/25		86	94,514
2.750%, 10/01/29		2,000	2,095,725
Textron, Inc.
2.450%, 03/15/31		1,000	987,791
Thermo Fisher Scientific, Inc.
1.450%, 03/16/27	EUR	1,000	1,283,220
1.375%, 09/12/28	EUR	1,315	1,684,565
TJX Cos., Inc. (The)
# 3.750%, 04/15/27		1,400	1,568,389
T-Mobile USA, Inc.
4.000%, 04/15/22		800	818,000
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	2,036,250
4.350%, 02/15/28		3,800	4,180,000
# 3.800%, 11/01/29		2,000	2,129,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/24		4,050	4,502,587
Trimble, Inc.
4.900%, 06/15/28		500	579,996
Trinity Industries, Inc.
4.550%, 10/01/24		1,190	1,256,937
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		75	81,611
Twitter, Inc.
#Ω 3.875%, 12/15/27		7,000	7,367,500

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Under Armour, Inc.
# 3.250%, 06/15/26		7,250	$7,354,436
Union Pacific Corp.
3.250%, 01/15/25		111	119,892
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	104,821
3.750%, 07/15/25		137	152,570
3.850%, 06/15/28		500	565,540
Unum Group
3.875%, 11/05/25		23	25,225
4.000%, 06/15/29		5,100	5,584,536
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,400,245
Valero Energy Corp.
3.400%, 09/15/26		1,046	1,120,872
VeriSign, Inc.
5.250%, 04/01/25		4,807	5,431,910
Verizon Communications, Inc.
3.376%, 02/15/25		26	28,362
2.625%, 08/15/26		24	25,522
1.375%, 10/27/26	EUR	1,500	1,923,241
4.329%, 09/21/28		200	230,574
1.375%, 11/02/28	EUR	2,000	2,587,554
4.016%, 12/03/29		183	206,947
2.625%, 12/01/31	EUR	2,500	3,584,165
VF Corp.
2.950%, 04/23/30		701	730,401
ViacomCBS, Inc.
3.875%, 04/01/24		57	61,522
2.900%, 01/15/27		3,269	3,444,584
7.875%, 07/30/30		2,013	2,816,338
4.950%, 01/15/31		1,200	1,410,531
# 4.200%, 05/19/32		2,000	2,230,211
Visa, Inc.
2.050%, 04/15/30		5,500	5,564,296
1.100%, 02/15/31		11,000	10,204,617
VMware, Inc.
4.650%, 05/15/27		1,000	1,143,263
3.900%, 08/21/27		5,021	5,567,506
4.700%, 05/15/30		2,000	2,325,523
WAL MART STORES, Inc.
5.250%, 09/28/35	GBP	8,972	18,137,247
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	1,163,707
2.125%, 11/20/26	EUR	2,700	3,544,856
# 3.200%, 04/15/30		730	767,984
Walmart, Inc.
3.700%, 06/26/28		3,000	3,395,868
3.250%, 07/08/29		5,650	6,264,680
4.875%, 09/21/29	EUR	1,166	1,930,975
2.375%, 09/24/29		6,528	6,822,197
5.750%, 12/19/30	GBP	3,919	7,564,818
5.625%, 03/27/34	GBP	3,175	6,448,790

93

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Walt Disney Co. (The)
3.700%, 09/15/24		168	$183,632
2.200%, 01/13/28		700	718,432
# 3.800%, 03/22/30		500	559,557
2.650%, 01/13/31		1,000	1,028,965
Waste Management, Inc.
3.500%, 05/15/24		58	62,643
3.125%, 03/01/25		40	43,135
WEC Energy Group, Inc.
3.550%, 06/15/25		44	48,012
Wells Fargo & Co.
3.500%, 03/08/22		18	18,491
3.000%, 02/19/25		190	204,002
3.000%, 04/22/26		32	34,512
2.000%, 04/27/26	EUR	800	1,042,447
2.975%, 05/19/26	CAD	3,000	2,570,996
1.375%, 10/26/26	EUR	500	634,972
1.000%, 02/02/27	EUR	800	992,633
4.150%, 01/24/29		1,000	1,136,866
2.500%, 05/02/29	GBP	750	1,084,138
Welltower, Inc.
3.100%, 01/15/30		1,000	1,038,153
Western Digital Corp.
# 4.750%, 02/15/26		7,980	8,847,825
Western Power Distribution South West P.L.C.
5.875%, 03/25/27	GBP	900	1,552,418
2.375%, 05/16/29	GBP	1,300	1,885,826
Westlake Chemical Corp.
1.625%, 07/17/29	EUR	6,000	7,506,077
3.375%, 06/15/30		1,100	1,154,158
WestRock MWV LLC
8.200%, 01/15/30		180	250,359
Whirlpool Corp.
4.700%, 06/01/22		22	22,979
3.700%, 05/01/25		145	159,091
4.750%, 02/26/29		1,000	1,173,662
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,512,538

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
1.100%, 11/09/27	EUR	500	$620,961
Williams Cos., Inc. (The)
7.875%, 09/01/21		498	509,911
3.700%, 01/15/23		100	104,524
4.000%, 09/15/25		136	150,414
3.750%, 06/15/27		16	17,595
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	39,695
WRKCo, Inc.
4.200%, 06/01/32		2,600	2,970,786
3.000%, 06/15/33		3,100	3,198,943
Xerox Corp.
4.070%, 03/17/22		13	13,221
# 3.800%, 05/15/24		2,050	2,132,000
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		5,000	5,250,000
Ω 5.500%, 08/15/28		1,000	1,045,000
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	3,246,827
Zoetis, Inc.
3.000%, 09/12/27		62	66,795

TOTAL UNITED STATES			1,430,986,940

TOTAL BONDS			2,715,774,754

TOTAL INVESTMENT SECURITIES (Cost $2,875,714,475)			2,985,068,955

	Shares
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund		4,345,705	50,279,806

TOTAL INVESTMENTS — (100.0%) (Cost $2,925,993,189)			$3,035,348,761

As of April 30, 2021, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

94

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	70,557,352	AUD	90,960,913	Citibank, N.A.	05/03/21	$485,600
USD	166,964	NZD	232,709	Citibank, N.A.	05/17/21	447
USD	106,005,014	GBP	76,682,578	State Street Bank and Trust	05/18/21	99,805
USD	5,560,180	JPY	607,221,655	State Street Bank and Trust	05/21/21	3,564
USD	6,618,352	GBP	4,747,751	State Street Bank and Trust	05/26/21	61,199
USD	82,912,464	EUR	68,735,858	State Street Bank and Trust	06/08/21	217,498
USD	100,987,870	CAD	124,097,773	State Street Bank and Trust	06/14/21	16,839
USD	79,114,476	AUD	101,450,705	State Street Bank and Trust	06/15/21	946,915
SGD	243,868	USD	181,252	Citibank, N.A.	06/25/21	1,971

Total Appreciation						$1,833,838
USD	103,245,548	CAD	129,570,265	Citibank, N.A.	05/03/21	$(1,702,029)
USD	4,110,267	CAD	5,127,690	State Street Bank and Trust	05/03/21	(61,470)
AUD	225,658,868	USD	180,160,292	State Street Bank and Trust	05/03/21	(969,226)
USD	94,817,202	CAD	118,260,860	Citibank, N.A.	05/11/21	(1,397,306)
USD	5,815,022	CAD	7,304,650	State Street Bank and Trust	05/11/21	(127,885)
USD	118,706,764	GBP	87,867,418	State Street Bank and Trust	05/14/21	(1,043,937)
USD	12,710,060	NZD	18,012,210	Citibank, N.A.	05/17/21	(178,709)
USD	98,768,225	CAD	124,306,330	State Street Bank and Trust	05/17/21	(2,365,982)
USD	7,079,713	GBP	5,136,414	State Street Bank and Trust	05/18/21	(14,115)
USD	8,722,363	NOK	72,934,125	Goldman Sachs International	05/19/21	(39,763)
USD	74,400,292	EUR	62,959,606	State Street Bank and Trust	05/20/21	(1,316,399)
USD	1,614,854	AUD	2,117,572	ANZ Securities	05/21/21	(16,540)
USD	70,701,888	AUD	93,324,528	Citibank, N.A.	05/21/21	(1,196,042)
USD	98,101,147	JPY	10,853,883,479	State Street Bank and Trust	05/21/21	(1,221,492)
USD	106,675,806	GBP	77,839,683	State Street Bank and Trust	05/26/21	(829,141)
USD	75,782,862	EUR	63,283,561	State Street Bank and Trust	06/02/21	(342,967)
USD	15,379,303	SGD	20,728,455	ANZ Securities	06/25/21	(194,427)
USD	2,394,757	SGD	3,212,322	Citibank, N.A.	06/25/21	(18,729)
USD	80,238,275	EUR	67,442,305	State Street Bank and Trust	07/08/21	(952,769)
USD	83,230,909	EUR	69,197,860	State Street Bank and Trust	07/20/21	(94,187)

Total (Depreciation)						$(14,083,115)

Total Appreciation (Depreciation)						$(12,249,277)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$269,294,201	—	$269,294,201
Bonds
Australia	—	161,637,207	—	161,637,207
Belgium	—	10,510,778	—	10,510,778
Canada	—	355,139,823	—	355,139,823
Denmark	—	5,813,946	—	5,813,946
Finland	—	7,925,156	—	7,925,156
France	—	112,197,890	—	112,197,890
Germany	—	77,322,156	—	77,322,156
Italy	—	35,725,788	—	35,725,788
Japan	—	57,193,394	—	57,193,394
Luxembourg	—	8,657,259	—	8,657,259

95

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$97,563,169	—	$97,563,169
New Zealand	—	12,984,724	—	12,984,724
Norway	—	64,739,473	—	64,739,473
Singapore	—	17,655,223	—	17,655,223
Spain	—	16,718,472	—	16,718,472
Supranational Organization Obligations	—	73,773,281	—	73,773,281
Sweden	—	4,602,769	—	4,602,769
Switzerland	—	12,335,910	—	12,335,910
United Kingdom	—	152,291,396	—	152,291,396
United States	—	1,430,986,940	—	1,430,986,940
Securities Lending Collateral	—	50,279,806	—	50,279,806
Forward Currency Contracts**	—	(12,249,277)	—	(12,249,277)

TOTAL	—	$3,023,099,484	—	$3,023,099,484

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (16.6%)
Federal Farm Credit Bank
5.770%, 01/05/27		1,920	$2,424,222
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		5,760	6,250,211
Federal Home Loan Bank
5.375%, 08/15/24		5,490	6,374,587
2.875%, 09/13/24		57,240	61,829,800
2.750%, 12/13/24		86,645	93,524,327
3.125%, 09/12/25		10,000	10,997,256
5.750%, 06/12/26		11,775	14,627,026
2.500%, 12/10/27		4,000	4,303,181
3.000%, 03/10/28		30,815	34,130,814
3.250%, 06/09/28		109,035	123,133,878
#	3.250%, 11/16/28	91,250	103,264,002
2.125%, 09/14/29		10,000	10,443,832
2.125%, 12/14/29		23,735	24,797,936
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		76,476	109,112,976
6.750%, 03/15/31		100,575	146,290,665
#	6.250%, 07/15/32	95,446	138,675,421
Federal National Mortgage Association
#	2.625%, 09/06/24	30,000	32,205,659
#	2.125%, 04/24/26	86,970	92,313,420
#	1.875%, 09/24/26	168,929	177,186,523
#	0.750%, 10/08/27	73,250	70,934,242
6.250%, 05/15/29		102,508	139,242,946
7.125%, 01/15/30		72,196	104,413,708
7.250%, 05/15/30		72,729	107,048,398
#	0.875%, 08/05/30	239,600	223,826,130
6.625%, 11/15/30		103,212	147,499,807
Tennessee Valley Authority
2.875%, 09/15/24		30,000	32,450,335
6.750%, 11/01/25		25,327	31,963,388
2.875%, 02/01/27		31,804	34,885,326
#	7.125%, 05/01/30	70,383	102,674,247
4.650%, 06/15/35		5,000	6,495,722

TOTAL AGENCY OBLIGATIONS			2,193,319,985

BONDS — (49.0%)
AUSTRALIA — (1.2%)
ANZ New Zealand
International, Ltd.
#Ω	3.450%, 07/17/27	6,000	6,623,126

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Australia & New Zealand Banking Group, Ltd.
3.700%, 11/16/25		6,110	$6,791,609
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	890	974,437
Glencore Funding LLC
Ω	2.500%, 09/01/30	5,000	4,843,155
Macquarie Bank, Ltd.
#Ω	3.900%, 01/15/26	24,711	27,589,842
National Australia Bank, Ltd.
2.500%, 05/22/22		1,000	1,022,933
3.375%, 01/14/26		3,000	3,307,540
#Ω	3.500%, 01/10/27	29,999	33,331,239
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28		1,270	1,717,115
Westpac Banking Corp.
2.500%, 06/28/22		3,538	3,631,156
2.850%, 05/13/26		15,267	16,424,725
#	2.700%, 08/19/26	5,052	5,411,763
3.350%, 03/08/27		37,267	41,267,443
#	2.650%, 01/16/30	8,160	8,607,835

TOTAL AUSTRALIA			161,543,918

BELGIUM — (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28		14,000	15,720,183
4.900%, 01/23/31		2,000	2,409,133
Solvay Finance America LLC
Ω	4.450%, 12/03/25	865	974,350

TOTAL BELGIUM			19,103,666

CANADA — (0.7%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	2,780	3,040,188
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	6,258,641
Canadian Natural Resources, Ltd.
3.850%, 06/01/27		3,898	4,263,125
2.950%, 07/15/30		12,722	12,863,555
5.850%, 02/01/35		3,000	3,740,735
Canadian Pacific Railway Co.
2.900%, 02/01/25		3,024	3,214,921
3.700%, 02/01/26		4,880	5,362,412
Enbridge, Inc.
3.500%, 06/10/24		1,280	1,372,882

97

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
3.700%, 07/15/27		275	$301,151
ITC Holdings Corp.
3.650%, 06/15/24		9,714	10,434,824
Nutrien, Ltd.
3.625%, 03/15/24		3,460	3,721,843
3.000%, 04/01/25		3,460	3,686,050
Spectra Energy Partners L.P.
4.750%, 03/15/24		1,915	2,114,644
Thomson Reuters Corp.
#	4.300%, 11/23/23	5,120	5,546,026
TransCanada PipeLines, Ltd.
4.875%, 01/15/26		4,060	4,681,014
4.250%, 05/15/28		1,300	1,468,653
4.625%, 03/01/34		17,266	19,789,991

TOTAL CANADA			91,860,655

DENMARK — (0.0%)
Danske Bank A.S.
Ω	4.375%, 06/12/28	2,000	2,211,949

FRANCE — (0.8%)
Airbus SE
Ω	3.150%, 04/10/27	7,500	8,015,450
BNP Paribas SA
#Ω	3.500%, 11/16/27	500	544,039
Ω	4.400%, 08/14/28	2,600	2,962,479
BPCE SA
4.000%, 04/15/24		10,414	11,396,301
Credit Agricole SA
3.875%, 04/15/24		8,591	9,378,668
Electricite de France SA
Ω	3.625%, 10/13/25	6,638	7,285,543
Pernod Ricard SA
#Ω	3.250%, 06/08/26	14,827	16,063,067
Sanofi
3.625%, 06/19/28		20,000	22,484,077
Societe Generale S.A.
Ω	3.000%, 01/22/30	5,000	5,094,169
Total Capital International SA
#	3.750%, 04/10/24	9,600	10,500,864
2.829%, 01/10/30		5,000	5,252,213

TOTAL FRANCE			98,976,870

GERMANY — (1.0%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	2,240	2,533,169
Ω	4.375%, 12/15/28	14,000	15,841,892
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	9,544	10,297,815
BMW US Capital LLC
Ω	2.800%, 04/11/26	21,530	22,914,961
Ω	3.300%, 04/06/27	6,742	7,330,484
Ω	4.150%, 04/09/30	1,330	1,536,120

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Daimler Finance North America LLC
8.500%, 01/18/31		28,596	$42,717,682
EMD Finance LLC
Ω	2.950%, 03/19/22	862	878,002
Fresenius Medical Care US
Finance III, Inc.
Ω	2.375%, 02/16/31	16,000	15,415,313
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	7,621	9,442,603

TOTAL GERMANY			128,908,041

IRELAND — (0.0%)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	1,520	1,710,806

ITALY — (0.2%)
Enel Finance International NV
Ω	3.500%, 04/06/28	2,800	3,018,682
Ω	4.875%, 06/14/29	10,000	11,734,074
Intesa Sanpaolo SpA
#Ω	4.000%, 09/23/29	15,800	17,166,414

TOTAL ITALY			31,919,170

JAPAN — (1.3%)
American Honda Finance Corp.
2.300%, 09/09/26		21,110	22,170,105
Beam Suntory, Inc.
3.250%, 06/15/23		764	799,777
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26		1,195	1,331,542
3.677%, 02/22/27		4,465	4,994,689
3.741%, 03/07/29		3,500	3,867,139
3.195%, 07/18/29		2,777	2,957,479
Mizuho Financial Group, Inc.
2.839%, 09/13/26		15,800	16,887,228
MUFG Bank, Ltd.
3.250%, 09/08/24		3,237	3,489,085
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	10,306,179
2.679%, 07/16/30		3,600	3,568,179
StanCorp Financial Group, Inc.
5.000%, 08/15/22		3,200	3,369,340
Sumitomo Mitsui Banking Corp.
#	3.950%, 07/19/23	5,931	6,377,349

98

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		5,242	$5,807,274
3.040%, 07/16/29		18,167	19,116,862
2.130%, 07/08/30		12,200	11,999,616
Toyota Motor Credit Corp.
2.625%, 01/10/23		2,999	3,113,983
3.200%, 01/11/27		24,036	26,302,915
#	3.050%, 01/11/28	11,550	12,477,357
#	3.650%, 01/08/29	11,108	12,419,602

TOTAL JAPAN			171,355,700

NETHERLANDS — (1.2%)
Ahold Finance USA LLC
6.875%, 05/01/29		704	946,958
Cooperatieve Rabobank UA
3.875%, 02/08/22		4,090	4,203,209
3.375%, 05/21/25		17,522	19,121,376
Heineken NV
Ω	2.750%, 04/01/23	2,219	2,309,719
ING Groep NV
3.950%, 03/29/27		4,000	4,477,953
4.050%, 04/09/29		4,000	4,492,210
Shell International Finance BV
3.250%, 05/11/25		31,117	33,912,830
2.875%, 05/10/26		29,810	32,209,832
2.500%, 09/12/26		11,169	11,850,254
3.875%, 11/13/28		4,000	4,514,496
2.750%, 04/06/30		25,000	26,007,423
4.125%, 05/11/35		9,350	10,793,028

TOTAL NETHERLANDS			154,839,288

NORWAY — (0.1%)
Equinor ASA
2.450%, 01/17/23		3,586	3,715,909
2.650%, 01/15/24		6,950	7,347,662
1.750%, 01/22/26		3,000	3,089,243

TOTAL NORWAY			14,152,814

SPAIN — (0.6%)
Banco Santander SA
3.800%, 02/23/28		7,000	7,613,279
3.490%, 05/28/30		4,000	4,237,391
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	19,543,622
4.400%, 07/13/27		2,000	2,227,207
Santander UK P.L.C.
4.000%, 03/13/24		8,788	9,643,597
Telefonica Emisiones SA
4.570%, 04/27/23		7,532	8,112,299

		Face Amount^	Value†
		(000)
SPAIN — (Continued)
Telefonica Europe BV
8.250%, 09/15/30		16,567	$23,771,479

TOTAL SPAIN			75,148,874

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
6.750%, 07/15/27		1,942	2,505,064

SWITZERLAND — (1.1%)
ABB Finance USA, Inc.
2.875%, 05/08/22		3,884	3,984,478
Credit Suisse AG
3.625%, 09/09/24		11,475	12,474,786
Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	60,280	56,520,322
Novartis Capital Corp.
3.100%, 05/17/27		10,983	11,990,257
2.200%, 08/14/30		15,000	15,231,844
Roche Holdings, Inc.
#Ω	2.625%, 05/15/26	1,000	1,071,799
Ω	2.375%, 01/28/27	14,000	14,748,103
UBS Group AG
Ω	4.125%, 09/24/25	20,990	23,417,255

TOTAL SWITZERLAND			139,438,844

UNITED KINGDOM — (2.0%)
AstraZeneca P.L.C.
3.375%, 11/16/25		8,259	9,050,910
4.000%, 01/17/29		2,000	2,259,989
Barclays P.L.C.
3.650%, 03/16/25		14,330	15,486,536
4.375%, 01/12/26		9,970	11,177,543
BAT Capital Corp.
4.906%, 04/02/30		21,000	23,682,461
BP Capital Markets America, Inc.
3.245%, 05/06/22		2,848	2,934,464
3.119%, 05/04/26		8,415	9,084,010
3.017%, 01/16/27		6,773	7,266,071
BP Capital Markets P.L.C.
#	3.535%, 11/04/24	1,340	1,470,115
3.017%, 01/16/27		1,700	1,820,469
3.279%, 09/19/27		11,000	11,971,985
British Telecommunications P.L.C.
5.125%, 12/04/28		7,200	8,531,280
Ω	3.250%, 11/08/29	3,000	3,163,821
Coca-Cola European
Partners P.L.C.
1.125%, 05/26/24		EUR 3,055	3,799,954
Diageo Capital P.L.C.
2.375%, 10/24/29		1,350	1,372,376
2.125%, 04/29/32		14,300	13,957,302
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28		7,700	8,739,949

99

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
	HSBC Holdings P.L.C.
	4.300%, 03/08/26	13,770	$15,510,376
	3.900%, 05/25/26	12,666	14,033,998
	4.950%, 03/31/30	13,500	15,941,031
	HSBC USA, Inc.
	3.500%, 06/23/24	7,593	8,222,365
	Janus Capital Group, Inc.
	4.875%, 08/01/25	9,046	10,268,781
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	10,250	11,301,954
	4.375%, 03/22/28	9,000	10,204,401
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25	5,931	6,678,888
	Nationwide Building Society
Ω	3.900%, 07/21/25	4,600	5,095,141
	Natwest Group P.L.C.
	4.800%, 04/05/26	4,800	5,490,108
	Prudential P.L.C.
	3.125%, 04/14/30	1,500	1,596,068
	RELX Capital, Inc.
	3.000%, 05/22/30	900	941,227
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	4,380	4,822,687
	Unilever Capital Corp.
	2.000%, 07/28/26	1,900	1,977,876
	Vodafone Group P.L.C.
	7.875%, 02/15/30	7,107	10,038,904

	TOTAL UNITED KINGDOM		257,893,040

	UNITED STATES — (38.7%)
	3M Co.
	2.875%, 10/15/27	14,390	15,528,497
	Abbott Laboratories
	2.950%, 03/15/25	12,469	13,420,292
	AbbVie, Inc.
	3.250%, 10/01/22	3,562	3,681,218
#	3.600%, 05/14/25	18,850	20,605,819
	4.250%, 11/14/28	25,500	29,160,748
	Activision Blizzard, Inc.
	3.400%, 06/15/27	6,308	6,955,923
	1.350%, 09/15/30	8,000	7,322,053
	Adobe, Inc.
	3.250%, 02/01/25	1,920	2,081,155
	Aetna, Inc.
	2.750%, 11/15/22	3,570	3,672,848
	3.500%, 11/15/24	5,359	5,804,760
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	3,410	3,706,594
	3.300%, 06/15/30	20,900	22,104,719
	Aflac, Inc.
	3.250%, 03/17/25	11,007	11,956,199
	3.600%, 04/01/30	2,000	2,212,360

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Alabama Power Co.
2.800%, 04/01/25	2,560	$2,713,629
Albemarle Corp.
4.150%, 12/01/24	7,365	8,111,112
Allegion P.L.C.
3.500%, 10/01/29	10,000	10,621,859
Allstate Corp. (The)
5.350%, 06/01/33	7,500	9,647,893
Alphabet, Inc.
1.998%, 08/15/26	12,785	13,412,551
1.100%, 08/15/30	11,000	10,217,819
Altria Group, Inc.
4.750%, 05/05/21	208	208,025
4.800%, 02/14/29	460	523,258
3.400%, 05/06/30	10,500	10,934,280
Amazon.com, Inc.
1.200%, 06/03/27	5,000	4,965,978
3.150%, 08/22/27	9,200	10,129,584
# 1.500%, 06/03/30	37,580	36,179,155
Amcor Flexibles North America, Inc.
4.500%, 10/15/21	640	645,042
2.630%, 06/19/30	2,500	2,524,914
Ameren Corp.
3.650%, 02/15/26	10,631	11,660,560
American Express Credit Corp.
3.300%, 05/03/27	16,929	18,727,982
American International Group, Inc.
4.125%, 02/15/24	10,069	11,013,049
# 3.750%, 07/10/25	9,247	10,170,736
3.900%, 04/01/26	6,429	7,135,572
4.200%, 04/01/28	2,100	2,373,697
American Water Capital Corp.
3.850%, 03/01/24	2,115	2,288,667
2.950%, 09/01/27	584	627,819
Ameriprise Financial, Inc.
4.000%, 10/15/23	3,722	4,041,705
# 2.875%, 09/15/26	6,175	6,648,346
AmerisourceBergen Corp.
3.400%, 05/15/24	1,223	1,310,541
3.450%, 12/15/27	3,000	3,285,170
# 2.800%, 05/15/30	29,884	30,752,081
Amgen, Inc.
3.625%, 05/22/24	6,399	6,931,483
# 3.125%, 05/01/25	3,200	3,457,686
2.600%, 08/19/26	10,375	10,978,308
2.300%, 02/25/31	5,000	4,942,655
Analog Devices, Inc.
3.900%, 12/15/25	4,965	5,528,674
3.500%, 12/05/26	11,977	13,176,480
Anheuser-Busch InBev Worldwide, Inc.
5.875%, 06/15/35	2,846	3,668,768

100

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Anthem, Inc.
	3.125%, 05/15/22	1,277	$1,313,982
	3.500%, 08/15/24	4,986	5,398,816
	3.650%, 12/01/27	4,000	4,442,742
	4.101%, 03/01/28	16,600	18,738,262
	5.950%, 12/15/34	1,300	1,769,760
	Aon Corp.
	4.500%, 12/15/28	2,300	2,651,225
	3.750%, 05/02/29	1,500	1,668,408
	2.800%, 05/15/30	5,000	5,159,680
	Aon P.L.C.
	4.000%, 11/27/23	4,000	4,314,079
#	3.500%, 06/14/24	9,147	9,835,296
	Apple, Inc.
	3.250%, 02/23/26	19,942	21,920,932
	2.450%, 08/04/26	17,090	18,197,908
	3.350%, 02/09/27	33,607	37,187,863
	3.000%, 06/20/27	11,436	12,550,990
	2.900%, 09/12/27	4,400	4,778,460
	3.000%, 11/13/27	26,919	29,446,617
	1.650%, 05/11/30	18,500	17,969,088
	1.650%, 02/08/31	68,500	66,019,690
	Applied Materials, Inc.
	3.300%, 04/01/27	16,750	18,411,919
	Archer-Daniels-Midland Co.
#	2.500%, 08/11/26	4,942	5,269,796
	Arizona Public Service Co.
	3.150%, 05/15/25	9,580	10,299,122
	Arrow Electronics, Inc.
	3.875%, 01/12/28	12,338	13,620,519
	Assurant, Inc.
	4.000%, 03/15/23	6,399	6,796,283
	AT&T, Inc.
#	2.750%, 06/01/31	1,000	998,551
Ω	2.550%, 12/01/33	10,034	9,563,906
	Autodesk, Inc.
	4.375%, 06/15/25	3,015	3,372,785
	3.500%, 06/15/27	12,009	13,228,885
	Automatic Data Processing, Inc.
	3.375%, 09/15/25	12,356	13,611,460
	1.250%, 09/01/30	17,841	16,580,555
	AutoZone, Inc.
	2.875%, 01/15/23	11,113	11,501,558
#	3.125%, 07/15/23	1,270	1,336,815
	3.250%, 04/15/25	6,203	6,648,260
	3.125%, 04/21/26	988	1,073,346
	Avnet, Inc.
	4.625%, 04/15/26	5,560	6,261,918
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	20,320	22,388,902

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor, Inc.
3.337%, 12/15/27	1,900	$2,053,860
Baltimore Gas & Electric Co.
2.400%, 08/15/26	692	729,540
Bank of America Corp.
4.000%, 04/01/24	6,120	6,720,256
3.875%, 08/01/25	2,350	2,620,985
Bank of America Corp., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r) 3.419%, 12/20/28	3,285	3,557,889
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24	10,524	11,449,453
3.000%, 02/24/25	1,913	2,059,627
1.600%, 04/24/25	21,050	21,650,268
2.800%, 05/04/26	7,088	7,630,883
Baxter International, Inc.
2.600%, 08/15/26	4,951	5,275,561
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	34,000	33,696,000
1.450%, 10/15/30	65,000	61,803,712
Berkshire Hathaway, Inc.
3.125%, 03/15/26	28,128	30,802,135
Best Buy Co., Inc.
4.450%, 10/01/28	19,493	22,367,268
Biogen, Inc.
4.050%, 09/15/25	8,950	9,960,653
# 2.250%, 05/01/30	20,320	19,761,849
Black Hills Corp.
2.500%, 06/15/30	2,850	2,856,101
4.350%, 05/01/33	1,750	1,996,798
BlackRock, Inc.
3.200%, 03/15/27	29,563	32,500,453
3.250%, 04/30/29	6,942	7,655,228
2.400%, 04/30/30	25,000	25,759,816
1.900%, 01/28/31	41,000	40,118,255
Boeing Co. (The)
2.500%, 03/01/25	6,399	6,600,922
# 2.600%, 10/30/25	2,568	2,657,573
3.200%, 03/01/29	5,000	5,138,306
2.950%, 02/01/30	5,000	5,017,981
# 3.250%, 02/01/35	2,463	2,427,725
Booking Holdings, Inc.
3.600%, 06/01/26	4,494	4,985,361
4.625%, 04/13/30	7,210	8,450,379
BP Capital Markets America, Inc.
4.234%, 11/06/28	1,267	1,446,632

101

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Broadcom, Inc.
	4.300%, 11/15/32	31,000	$34,215,376
	Brown & Brown, Inc.
	4.200%, 09/15/24	4,660	5,121,594
	2.375%, 03/15/31	3,000	2,908,452
	Bunge, Ltd. Finance Corp.
#	3.750%, 09/25/27	15,000	16,534,584
	Burlington Northern Santa Fe LLC
#	3.000%, 04/01/25	4,279	4,604,409
	7.000%, 12/15/25	858	1,075,898
	CA, Inc.
	4.700%, 03/15/27	17,502	19,669,909
	Camden Property Trust
	2.800%, 05/15/30	1,500	1,550,292
	Campbell Soup Co.
	3.300%, 03/19/25	4,045	4,363,061
	4.150%, 03/15/28	5,628	6,328,086
	Capital One Financial Corp.
	3.750%, 04/24/24	4,607	5,018,744
	3.200%, 02/05/25	2,700	2,908,707
	3.750%, 03/09/27	14,165	15,726,421
#	3.800%, 01/31/28	5,600	6,230,196
	Cardinal Health, Inc.
	3.200%, 06/15/22	1,840	1,894,406
	3.410%, 06/15/27	17,718	19,328,375
	Cargill, Inc.
Ω	2.125%, 04/23/30	6,060	6,018,450
	Carrier Global Corp.
#	2.700%, 02/15/31	2,500	2,526,850
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,800	5,357,935
	Charles Schwab Corp. (The)
	3.000%, 03/10/25	12,777	13,715,243
	Chevron Corp.
	1.554%, 05/11/25	10,000	10,240,806
	2.954%, 05/16/26	11,356	12,277,957
	1.995%, 05/11/27	2,300	2,378,415
	2.236%, 05/11/30	18,500	18,620,485
	Chevron USA, Inc.
	3.250%, 10/15/29	17,685	19,178,699
	Choice Hotels International, Inc.
	3.700%, 12/01/29	2,750	2,921,078
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24	5,120	5,558,909
	Cigna Corp.
	3.500%, 06/15/24	1,792	1,932,507
	3.250%, 04/15/25	4,500	4,855,358
	3.400%, 03/01/27	14,920	16,301,588
	4.375%, 10/15/28	2,500	2,863,215
	2.400%, 03/15/30	2,700	2,701,709
	Cincinnati Financial Corp.
	6.920%, 05/15/28	4,000	5,159,178

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Citigroup, Inc.
	3.300%, 04/27/25	5,679	$6,178,125
	Citizens Bank N.A.
	3.750%, 02/18/26	4,000	4,442,848
	Clorox Co. (The)
	3.100%, 10/01/27	5,077	5,511,722
	3.900%, 05/15/28	16,112	18,124,118
	CME Group, Inc.
	3.000%, 03/15/25	2,833	3,048,427
	CMS Energy Corp.
	3.600%, 11/15/25	3,163	3,453,747
	3.000%, 05/15/26	4,942	5,267,513
	CNA Financial Corp.
	4.500%, 03/01/26	22,057	25,033,072
	3.900%, 05/01/29	2,450	2,727,119
	Coca-Cola Co. (The)
	2.250%, 09/01/26	11,103	11,825,939
	2.900%, 05/25/27	13,535	14,732,282
	Comcast Corp.
#	3.375%, 08/15/25	4,946	5,426,667
#	3.150%, 03/01/26	9,198	10,039,733
	3.150%, 02/15/28	5,000	5,420,053
	4.250%, 10/15/30	10,000	11,604,633
	4.250%, 01/15/33	22,000	25,806,185
	7.050%, 03/15/33	2,200	3,159,794
	Comerica, Inc.
#	4.000%, 02/01/29	6,000	6,787,466
	Conagra Brands, Inc.
	4.850%, 11/01/28	970	1,142,234
	ConocoPhillips Co.
	4.950%, 03/15/26	14,112	16,478,295
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,387,761
	5.300%, 03/01/35	400	501,712
	Constellation Brands, Inc.
	3.600%, 02/15/28	10,825	11,833,544
	3.150%, 08/01/29	7,000	7,382,535
	Corning, Inc.
	3.700%, 11/15/23	2,710	2,898,606
	Costco Wholesale Corp.
#	3.000%, 05/18/27	19,300	21,120,505
	1.375%, 06/20/27	1,700	1,706,810
	1.600%, 04/20/30	58,994	57,033,977
	1.750%, 04/20/32	23,500	22,656,342
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	7,412,014
Ω	3.500%, 08/15/27	1,200	1,307,187
	CVS Health Corp.
	3.375%, 08/12/24	11,857	12,780,159
	3.875%, 07/20/25	13,408	14,855,647
	3.250%, 08/15/29	4,000	4,264,479
	Danaher Corp.
#	3.350%, 09/15/25	1,483	1,625,435

102

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Deere & Co.
5.375%, 10/16/29		467	$585,582
Dentsply Sirona, Inc.
3.250%, 06/01/30		5,500	5,786,393
Discover Bank
4.650%, 09/13/28		2,800	3,238,488
Discovery Communications LLC
3.900%, 11/15/24		5,376	5,863,016
3.450%, 03/15/25		5,671	6,094,193
3.625%, 05/15/30		5,000	5,350,841
Dollar General Corp.
3.250%, 04/15/23		4,983	5,220,452
4.150%, 11/01/25		1,604	1,797,246
Dollar Tree, Inc.
4.200%, 05/15/28		21,641	24,566,417
Dominion Energy, Inc.
3.900%, 10/01/25		10,013	11,083,260
Dow Chemical Co. (The)
3.500%, 10/01/24		4,594	4,960,438
DTE Energy Co.
3.850%, 12/01/23		960	1,029,810
2.850%, 10/01/26		1,000	1,067,732
6.375%, 04/15/33		2,305	3,063,722
Duke Energy Corp.
3.750%, 04/15/24		5,205	5,631,156
DXC Technology Co.
4.750%, 04/15/27		35,329	40,112,793
E*TRADE Financial Corp.
4.500%, 06/20/28		8,496	9,712,747
Eastman Chemical Co.
1.500%, 05/26/23	EUR	30	37,067
3.800%, 03/15/25		9,527	10,422,345
Eaton Corp.
4.000%, 11/02/32		13,775	15,748,111
Eaton Vance Corp.
3.500%, 04/06/27		10,462	11,418,384
eBay, Inc.
3.600%, 06/05/27		13,375	14,783,699
Ecolab, Inc.
2.700%, 11/01/26		4,448	4,762,280
EI du Pont de Nemours and Co.
2.300%, 07/15/30		4,000	4,032,887
Electronic Arts, Inc.
4.800%, 03/01/26		15,000	17,354,985
Emerson Electric Co.
3.150%, 06/01/25		5,312	5,756,631
Enterprise Products Operating LLC
3.900%, 02/15/24		1,680	1,816,089
3.700%, 02/15/26		4,976	5,496,432
6.875%, 03/01/33		1,800	2,471,356
EOG Resources, Inc.
3.150%, 04/01/25		6,718	7,209,208
4.375%, 04/15/30		6,000	6,928,186

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	$7,228,411
	ERP Operating L.P.
	2.500%, 02/15/30	2,800	2,844,271
	Eversource Energy
	4.250%, 04/01/29	1,000	1,151,457
	Exelon Corp.
	3.950%, 06/15/25	417	459,511
	3.400%, 04/15/26	20,540	22,367,040
	Exxon Mobil Corp.
	3.176%, 03/15/24	2,929	3,137,294
#	2.275%, 08/16/26	2,000	2,101,275
	2.440%, 08/16/29	1,500	1,538,331
	3.482%, 03/19/30	10,000	10,943,246
	FedEx Corp.
	4.000%, 01/15/24	6,991	7,649,429
	3.200%, 02/01/25	1,744	1,894,084
#	3.400%, 02/15/28	5,250	5,747,575
	4.900%, 01/15/34	2,075	2,521,190
	3.900%, 02/01/35	800	883,027
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	18,654	19,715,957
	Fifth Third Bancorp
	3.950%, 03/14/28	26,032	29,619,796
	Flex, Ltd.
	4.875%, 06/15/29	1,700	1,938,147
	4.875%, 05/12/30	4,000	4,604,786
	FMR LLC
Ω	4.950%, 02/01/33	2,400	2,974,564
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,300	4,556,596
	GATX Corp.
	3.250%, 03/30/25	5,120	5,482,079
	3.250%, 09/15/26	7,749	8,376,729
	GE Capital Funding LLC
Ω	4.550%, 05/15/32	4,000	4,649,406
	General Electric Co.
	6.750%, 03/15/32	29,038	39,226,882
	General Mills, Inc.
	4.200%, 04/17/28	8,600	9,799,943
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	14,136	16,287,354
	4.350%, 01/17/27	1,863	2,083,641
	Georgia Power Co.
	3.250%, 04/01/26	3,000	3,237,731
	3.250%, 03/30/27	15,966	17,206,518
	Georgia-Pacific LLC
	7.750%, 11/15/29	1,000	1,416,437
	Gilead Sciences, Inc.
	3.700%, 04/01/24	10,612	11,473,112
	3.650%, 03/01/26	8,806	9,720,681

103

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Global Payments, Inc.
4.800%, 04/01/26	7,031	$8,074,418
4.450%, 06/01/28	8,020	9,160,570
Goldman Sachs Group, Inc. (The)
4.000%, 03/03/24	26,404	28,851,248
3.750%, 05/22/25	8,213	9,006,779
3.750%, 02/25/26	10,350	11,498,337
2.600%, 02/07/30	5,000	5,105,212
3.800%, 03/15/30	12,000	13,327,756
6.125%, 02/15/33	967	1,298,536
Halliburton Co.
# 2.920%, 03/01/30	1,000	1,003,199
Harley-Davidson, Inc.
# 3.500%, 07/28/25	5,593	6,004,201
Hasbro, Inc.
3.500%, 09/15/27	3,300	3,586,428
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	27,600	27,254,090
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	6,965	7,943,429
Honeywell International, Inc.
# 2.500%, 11/01/26	9,698	10,361,524
HP, Inc.
# 3.400%, 06/17/30	50,835	54,258,955
Humana, Inc.
3.850%, 10/01/24	5,825	6,356,558
Illinois Tool Works, Inc.
3.500%, 03/01/24	5,399	5,837,157
Intel Corp.
# 3.150%, 05/11/27	2,500	2,740,447
4.000%, 12/15/32	3,200	3,728,780
Intercontinental Exchange, Inc.
3.750%, 12/01/25	12,500	13,867,750
International Business Machines Corp.
3.375%, 08/01/23	4,409	4,719,731
3.625%, 02/12/24	9,600	10,434,483
3.300%, 01/27/27	26,154	28,672,650
1.950%, 05/15/30	22,940	22,436,004
International Paper Co.
3.800%, 01/15/26	1,136	1,259,823
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24	1,953	2,141,080
4.750%, 03/30/30	1,175	1,366,527
Interstate Power and Light Co.
2.300%, 06/01/30	3,978	3,957,012
Jabil, Inc.
3.600%, 01/15/30	23,550	25,420,373

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.000%, 01/15/31	15,033	$15,290,118
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	6,594	7,624,035
JM Smucker Co. (The)
3.500%, 03/15/25	6,042	6,584,779
Johnson & Johnson
2.450%, 03/01/26	3,212	3,434,556
# 1.300%, 09/01/30	40,000	37,862,164
4.950%, 05/15/33	4,000	5,176,609
Johnson Controls International P.L.C.
3.625%, 07/02/24	915	989,168
JPMorgan Chase & Co.
# 3.625%, 05/13/24	12,131	13,232,979
3.900%, 07/15/25	22,416	24,831,118
3.200%, 06/15/26	676	734,204
2.950%, 10/01/26	500	539,058
Juniper Networks, Inc.
3.750%, 08/15/29	4,000	4,359,971
Kellogg Co.
3.250%, 04/01/26	13,739	14,942,605
3.400%, 11/15/27	14,600	15,981,341
7.450%, 04/01/31	6,959	9,918,162
Kemper Corp.
2.400%, 09/30/30	5,000	4,836,973
Keurig Dr Pepper, Inc.
3.400%, 11/15/25	5,885	6,426,324
KeyBank NA
# 3.300%, 06/01/25	750	819,308
Kilroy Realty L.P.
3.050%, 02/15/30	8,000	8,207,217
2.500%, 11/15/32	17,100	16,410,674
Kroger Co. (The)
3.850%, 08/01/23	2,330	2,488,933
7.500%, 04/01/31	16,177	22,883,678
L3Harris Technologies, Inc.
3.950%, 05/28/24	2,469	2,682,683
Laboratory Corp. of America Holdings
4.000%, 11/01/23	3,840	4,124,187
3.600%, 09/01/27	2,500	2,747,370
Lam Research Corp.
3.800%, 03/15/25	4,094	4,530,787
4.000%, 03/15/29	3,000	3,425,466
Lazard Group LLC
4.500%, 09/19/28	18,426	21,018,786
Lear Corp.
3.800%, 09/15/27	3,495	3,842,939
Legg Mason, Inc.
3.950%, 07/15/24	4,736	5,203,371
4.750%, 03/15/26	9,317	10,764,605

104

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	10,665	$12,371,045
Lincoln National Corp.
# 3.400%, 01/15/31	8,680	9,335,741
Lockheed Martin Corp.
2.900%, 03/01/25	4,480	4,802,295
3.550%, 01/15/26	4,800	5,326,268
Loews Corp.
2.625%, 05/15/23	3,761	3,903,346
3.750%, 04/01/26	11,870	13,210,267
Lowe’s Cos., Inc.
3.120%, 04/15/22	292	297,882
# 3.375%, 09/15/25	5,183	5,672,584
LYB International Finance II BV
3.500%, 03/02/27	4,166	4,541,260
LYB International Finance III LLC
3.375%, 05/01/30	8,800	9,406,012
LyondellBasell Industries NV
5.750%, 04/15/24	5,827	6,587,353
Manufacturers & Traders Trust Co.
2.900%, 02/06/25	8,028	8,585,200
Marathon Petroleum Corp.
3.625%, 09/15/24	7,691	8,307,052
Mars, Inc.
Ω 1.625%, 07/16/32	4,400	4,108,148
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	8,320	8,961,235
3.750%, 03/14/26	3,300	3,665,105
Mastercard, Inc.
2.950%, 11/21/26	2,700	2,928,605
Maxim Integrated Products, Inc.
3.450%, 06/15/27	5,931	6,497,239
McKesson Corp.
3.796%, 03/15/24	3,348	3,633,997
4.750%, 05/30/29	7,500	8,840,287
Medtronic, Inc.
# 3.500%, 03/15/25	616	679,314
4.375%, 03/15/35	4,465	5,446,520
Merck & Co., Inc.
# 2.750%, 02/10/25	11,609	12,403,316
3.400%, 03/07/29	10,000	11,098,784
1.450%, 06/24/30	57,700	54,886,463
MetLife, Inc.
# 3.600%, 04/10/24	6,140	6,681,863
5.700%, 06/15/35	7,400	10,041,762
Micron Technology, Inc.
4.663%, 02/15/30	330	380,124
Microsoft Corp.
# 2.700%, 02/12/25	1,567	1,682,122

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.400%, 08/08/26	29,634	$31,553,296
3.300%, 02/06/27	14,692	16,296,555
Molson Coors Beverage Co.
3.500%, 05/01/22	787	810,596
3.000%, 07/15/26	18,416	19,741,286
Morgan Stanley
3.875%, 04/29/24	8,982	9,805,109
3.875%, 01/27/26	18,683	20,827,044
3.625%, 01/20/27	15,726	17,437,585
7.250%, 04/01/32	7,000	10,003,732
Mosaic Co. (The)
4.250%, 11/15/23	1,336	1,442,921
4.050%, 11/15/27	6,000	6,698,173
Motorola Solutions, Inc.
4.600%, 05/23/29	4,700	5,401,208
2.300%, 11/15/30	22,000	21,260,978
MPLX L.P.
4.125%, 03/01/27	12,020	13,381,522
Mylan, Inc.
4.200%, 11/29/23	3,480	3,749,795
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	2,708	4,014,251
NetApp, Inc.
3.250%, 12/15/22	1,088	1,126,047
3.300%, 09/29/24	3,451	3,712,302
2.700%, 06/22/30	5,000	5,067,033
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	25,641	28,449,804
NIKE, Inc.
# 2.375%, 11/01/26	28,083	29,943,773
2.850%, 03/27/30	27,500	29,279,586
Northern Trust Corp.
1.950%, 05/01/30	23,270	22,919,232
Nucor Corp.
3.950%, 05/01/28	10,245	11,490,432
2.700%, 06/01/30	9,000	9,247,464
Nuveen Finance LLC
Ω 4.125%, 11/01/24	2,748	3,046,956
NVIDIA Corp.
3.200%, 09/16/26	3,800	4,185,616
Omnicom Group, Inc.
4.200%, 06/01/30	13,055	14,711,029
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24	6,057	6,605,049
Oracle Corp.
2.950%, 05/15/25	15,400	16,447,463
2.650%, 07/15/26	39,785	41,948,469
3.250%, 11/15/27	36,794	39,901,951
O’Reilly Automotive, Inc.
3.600%, 09/01/27	21,580	23,765,270

105

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Owens Corning
3.875%, 06/01/30		8,826	$9,771,440
Packaging Corp. of America
4.500%, 11/01/23		3,888	4,223,916
Parker-Hannifin Corp.
3.300%, 11/21/24		3,093	3,336,543
3.250%, 06/14/29		6,200	6,680,014
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	1,084,425
PepsiCo, Inc.
3.500%, 07/17/25		10,309	11,347,198
PerkinElmer, Inc.
3.300%, 09/15/29		1,700	1,804,162
Perrigo Finance Unlimited Co.
3.150%, 06/15/30		15,833	15,740,943
Pfizer, Inc.
#	3.000%, 12/15/26	42,108	46,025,124
3.450%, 03/15/29		5,000	5,529,832
#	1.700%, 05/28/30	5,000	4,864,544
Philip Morris International, Inc.
3.250%, 11/10/24		7,098	7,704,679
#	3.125%, 08/17/27	2,000	2,174,458
3.375%, 08/15/29		6,000	6,507,604
2.100%, 05/01/30		10,750	10,470,857
Phillips 66 Partners L.P.
3.550%, 10/01/26		23,603	25,550,116
3.750%, 03/01/28		3,265	3,516,375
3.150%, 12/15/29		18,000	18,425,932
PNC Bank NA
2.950%, 02/23/25		8,093	8,704,154
3.250%, 06/01/25		8,000	8,708,753
PPG Industries, Inc.
2.800%, 08/15/29		2,603	2,726,199
2.550%, 06/15/30		9,250	9,453,855
PPL Capital Funding, Inc.
3.400%, 06/01/23		3,334	3,504,755
3.100%, 05/15/26		11,200	12,045,017
Precision Castparts Corp.
3.250%, 06/15/25		30,987	33,621,533
Principal Financial Group, Inc.
3.125%, 05/15/23		4,444	4,700,637
3.400%, 05/15/25		5,700	6,186,458
3.100%, 11/15/26		5,472	5,917,038
Procter & Gamble Co. (The)
2.450%, 11/03/26		1,077	1,151,765
2.850%, 08/11/27		12,850	14,019,861
1.200%, 10/29/30		10,500	9,821,751
Progress Energy, Inc.
7.750%, 03/01/31		2,500	3,528,968
Prudential Financial, Inc.
3.878%, 03/27/28		1,215	1,379,264

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
PSEG Power LLC
4.300%, 11/15/23		5,815	$6,270,002
Public Service Enterprise Group, Inc.
Ω	8.625%, 04/15/31	1,000	1,460,064
Puget Energy, Inc.
6.000%, 09/01/21		7,900	8,039,663
QUALCOMM, Inc.
2.150%, 05/20/30		5,000	5,014,844
1.650%, 05/20/32		17,843	16,657,784
Quest Diagnostics, Inc.
3.500%, 03/30/25		384	418,237
Raytheon Technologies Corp.
7.500%, 09/15/29		615	848,258
Reinsurance Group of America, Inc.
4.700%, 09/15/23		3,840	4,192,989
3.950%, 09/15/26		16,189	18,075,877
3.900%, 05/15/29		4,725	5,199,784
3.150%, 06/15/30		15,855	16,550,740
Rockwell Automation, Inc.
2.875%, 03/01/25		5,738	6,093,812
Royalty Pharma P.L.C.
Ω	2.200%, 09/02/30	5,000	4,775,993
salesforce.com, Inc.
3.700%, 04/11/28		12,800	14,374,934
Schlumberger Investment SA
2.650%, 06/26/30		9,852	10,077,194
Sempra Energy
4.050%, 12/01/23		2,205	2,378,962
3.550%, 06/15/24		6,400	6,896,173
Sherwin-Williams Co. (The)
3.450%, 08/01/25		6,794	7,402,079
3.450%, 06/01/27		1,035	1,138,379
2.950%, 08/15/29		6,000	6,318,204
Simon Property Group L.P.
2.650%, 07/15/30		20,000	20,280,641
Southern Co. (The)
3.250%, 07/01/26		8,992	9,708,273
Southern Power Co.
4.150%, 12/01/25		5,433	6,079,442
Southwest Gas Corp.
3.700%, 04/01/28		2,900	3,169,187
2.200%, 06/15/30		13,700	13,496,195
Stanley Black & Decker, Inc.
2.300%, 03/15/30		3,000	3,043,369
State Street Corp.
3.300%, 12/16/24		13,947	15,251,539
3.550%, 08/18/25		8,254	9,159,893
Steel Dynamics, Inc.
3.250%, 01/15/31		18,125	19,263,138
Stryker Corp.
#	3.375%, 05/15/24	512	549,586
#	3.375%, 11/01/25	11,427	12,487,006

106

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.650%, 03/07/28	25,656	$28,584,195
Sysco Corp.
3.750%, 10/01/25	685	755,620
3.300%, 07/15/26	18,844	20,460,011
3.250%, 07/15/27	4,934	5,337,743
Target Corp.
2.500%, 04/15/26	4,468	4,793,063
TCI Communications, Inc.
7.875%, 02/15/26	1,520	1,982,841
TD Ameritrade Holding Corp.
3.625%, 04/01/25	7,358	8,086,460
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,790,341
Textron, Inc.
2.450%, 03/15/31	15,590	15,399,663
TJX Cos., Inc. (The)
2.250%, 09/15/26	20,681	21,787,401
3.750%, 04/15/27	2,800	3,136,779
Travelers Property Casualty Corp.
6.375%, 03/15/33	800	1,122,360
Truist Financial Corp.
3.700%, 06/05/25	14,345	15,818,603
TWDC Enterprises 18 Corp.
3.150%, 09/17/25	9,588	10,433,108
7.000%, 03/01/32	1,340	1,896,551
U.S. Bank NA
# 2.800%, 01/27/25	5,950	6,377,893
Union Pacific Corp.
3.250%, 01/15/25	9,515	10,277,198
2.891%, 04/06/36	22,950	23,078,753
United Parcel Service, Inc.
# 3.050%, 11/15/27	2,127	2,337,374
UnitedHealth Group, Inc.
2.750%, 02/15/23	8,672	9,000,101
3.750%, 07/15/25	12,530	13,954,034
3.100%, 03/15/26	1,290	1,408,361
# 3.850%, 06/15/28	1,500	1,696,619
Unum Group
4.000%, 03/15/24	5,051	5,478,806
3.875%, 11/05/25	1,977	2,168,251
4.000%, 06/15/29	10,963	12,004,563
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	18,167	20,066,843
Valero Energy Corp.
3.400%, 09/15/26	8,918	9,556,349
7.500%, 04/15/32	580	786,711
Ventas Realty L.P.
3.000%, 01/15/30	1,100	1,139,610
Verizon Communications, Inc.
3.376%, 02/15/25	531	579,237
2.625%, 08/15/26	2,026	2,154,441
4.125%, 03/16/27	3,000	3,421,312
4.329%, 09/21/28	2,000	2,305,739

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.016%, 12/03/29	17,153	$19,397,641
VF Corp.
2.800%, 04/23/27	1,000	1,070,151
2.950%, 04/23/30	516	537,642
ViacomCBS, Inc.
3.875%, 04/01/24	4,899	5,287,614
3.500%, 01/15/25	2,364	2,545,298
2.900%, 01/15/27	26,061	27,460,784
7.875%, 07/30/30	1,137	1,590,748
4.950%, 01/15/31	3,993	4,693,542
# 4.200%, 05/19/32	12,600	14,050,326
Visa, Inc.
3.150%, 12/14/25	4,555	4,982,180
1.900%, 04/15/27	3,300	3,410,537
2.050%, 04/15/30	85,042	86,036,152
# 1.100%, 02/15/31	25,000	23,192,311
VMware, Inc.
4.650%, 05/15/27	6,600	7,545,539
3.900%, 08/21/27	1,024	1,135,456
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	514	562,167
# 3.200%, 04/15/30	23,552	24,777,468
Walmart, Inc.
3.050%, 07/08/26	21,777	23,875,035
3.700%, 06/26/28	5,000	5,659,781
3.250%, 07/08/29	8,465	9,385,932
2.375%, 09/24/29	19,101	19,961,825
7.550%, 02/15/30	9,346	13,617,310
5.250%, 09/01/35	15,000	20,042,928
Walt Disney Co. (The)
3.700%, 09/15/24	13,864	15,154,023
# 1.750%, 01/13/26	5,000	5,140,236
2.650%, 01/13/31	24,000	24,695,165
6.200%, 12/15/34	1,700	2,362,118
Waste Management, Inc.
3.500%, 05/15/24	4,942	5,337,576
3.125%, 03/01/25	3,460	3,731,170
WEC Energy Group, Inc.
3.550%, 06/15/25	5,268	5,748,286
Wells Fargo & Co.
3.000%, 02/19/25	16,264	17,462,613
3.000%, 04/22/26	9,473	10,216,524
3.000%, 10/23/26	1,490	1,606,611
4.150%, 01/24/29	1,200	1,364,239
Welltower, Inc.
4.125%, 03/15/29	1,550	1,744,663
# 2.750%, 01/15/31	11,393	11,550,737
Westlake Chemical Corp.
3.375%, 06/15/30	11,785	12,365,226
WestRock MWV LLC
8.200%, 01/15/30	19,367	26,937,281
Whirlpool Corp.
3.700%, 05/01/25	15,463	16,965,693
4.750%, 02/26/29	1,300	1,525,760

107

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Williams Cos., Inc. (The)
4.000%, 09/15/25	12,364	$13,674,383
3.750%, 06/15/27	7,863	8,646,641
# 3.500%, 11/15/30	15,200	16,228,389
Wisconsin Electric Power Co.
3.100%, 06/01/25	3,200	3,433,102
WRKCo, Inc.
4.200%, 06/01/32	1,800	2,056,698
3.000%, 06/15/33	19,705	20,333,928
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	1,915	2,087,574
Zoetis, Inc.
3.000%, 09/12/27	26,275	28,307,132

TOTAL UNITED STATES		5,118,861,554

TOTAL BONDS		6,470,430,253

U.S. TREASURY OBLIGATIONS — (29.0%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	50,582,754
6.625%, 02/15/27	74,651	98,229,955
6.125%, 11/15/27	29,407	38,571,778
5.250%, 11/15/28	10,442	13,359,770
5.250%, 02/15/29	60,685	77,999,189
6.125%, 08/15/29	35,585	48,696,828
6.250%, 05/15/30	45,710	64,128,197
5.375%, 02/15/31	64,500	86,850,762
4.500%, 02/15/36	114,000	152,599,687
U.S. Treasury Notes
2.125%, 05/15/25	28,730	30,470,210
2.000%, 08/15/25	10,000	10,564,844
2.250%, 11/15/25	98,895	105,589,728
1.625%, 02/15/26	60,499	62,824,742
1.625%, 05/15/26	115,000	119,316,992
1.500%, 08/15/26	93,787	96,553,293
1.625%, 09/30/26	65,000	67,300,390
2.000%, 11/15/26	85,000	89,628,515
1.625%, 11/30/26	39,750	41,111,748

	Face Amount^	Value†
	(000)
1.500%, 01/31/27	59,500	$61,047,929
2.250%, 02/15/27	60,000	64,059,375
2.375%, 05/15/27	106,200	114,144,258
0.500%, 06/30/27	45,000	43,270,313
2.250%, 08/15/27	100,000	106,621,094
0.500%, 10/31/27	65,000	62,072,461
2.250%, 11/15/27	79,018	84,166,836
0.625%, 11/30/27	35,000	33,647,852
0.625%, 12/31/27	125,000	119,990,235
2.750%, 02/15/28	88,300	96,885,105
1.125%, 02/29/28	115,000	113,850,000
1.250%, 03/31/28	110,000	109,673,437
2.875%, 05/15/28	99,000	109,495,546
2.875%, 08/15/28	113,000	125,072,461
3.125%, 11/15/28	75,000	84,410,156
2.625%, 02/15/29	110,000	119,844,141
2.375%, 05/15/29	83,000	88,865,117
1.625%, 08/15/29	118,000	119,428,907
1.750%, 11/15/29	92,500	94,418,653
1.500%, 02/15/30	189,700	189,122,007
0.625%, 05/15/30	220,000	202,400,000
0.625%, 08/15/30	224,000	205,275,000
# 0.875%, 11/15/30	249,000	232,853,906

TOTAL U.S. TREASURY OBLIGATIONS		3,834,994,171

TOTAL INVESTMENT SECURITIES (Cost $12,017,991,696)		12,498,744,409

	Shares
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	61,937,142	716,612,734

TOTAL INVESTMENTS — (100.0%) (Cost $12,734,589,860)		$13,215,357,143

As of April 30, 2021, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP 17,104,672	USD 23,488,371	Barclays Capital	05/20/21	$134,738
USD 47,585,870	GBP 34,404,954	UBS AG	05/20/21	69,496
EUR 26,501,360	USD 31,772,030	Bank of America Corp.	05/28/21	104,159

108

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,478,339	EUR	3,715,389	Citibank, N.A.	06/08/21	$ 8,417

Total Appreciation						$ 316,810
GBP	17,300,282	USD	24,112,074	Mellon Bank	05/20/21	$ (218,809)
				State Street Bank and
USD	31,786,966	EUR	26,501,360	Trust	05/28/21	(89,223)
EUR	522,363	USD	628,628	Citibank, N.A.	06/08/21	(182)

Total (Depreciation)						$ (308,214)

Total Appreciation (Depreciation)						$ 8,596

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations.	—	$2,193,319,985	—	$2,193,319,985
Bonds
Australia	—	161,543,918	—	161,543,918
Belgium.	—	19,103,666	—	19,103,666
Canada	—	91,860,655	—	91,860,655
Denmark	—	2,211,949	—	2,211,949
France	—	98,976,870	—	98,976,870
Germany	—	128,908,041	—	128,908,041
Ireland	—	1,710,806	—	1,710,806
Italy	—	31,919,170	—	31,919,170
Japan.	—	171,355,700	—	171,355,700
Netherlands	—	154,839,288	—	154,839,288
Norway	—	14,152,814	—	14,152,814
Spain	—	75,148,874	—	75,148,874
Supranational Organization Obligations	—	2,505,064	—	2,505,064
Switzerland	—	139,438,844	—	139,438,844
United Kingdom	—	257,893,040	—	257,893,040
United States	—	5,118,861,554	—	5,118,861,554
U.S. Treasury Obligations	—	3,834,994,171	—	3,834,994,171
Securities Lending Collateral	—	716,612,734	—	716,612,734
Forward Currency Contracts**	—	8,596	—	8,596

TOTAL	—	$13,215,365,739	—	$13,215,365,739

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

109

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

				Face Amount±	Value†
				(000)
U.S. TREASURY OBLIGATIONS — (18.4%)
Treasury Inflation Protected Security
#	0.125	%,	01/15/22	38,922	$39,721,700
#	0.125	%,	04/15/22	42,063	43,151,925
#	0.125	%,	07/15/22	32,304	33,565,070
#	0.125	%,	01/15/23	41,469	43,452,613
	2.375	%,	01/15/25	37,141	43,715,824
	0.625	%,	01/15/26	39,343	44,152,366
	1.750	%,	01/15/28	19,833	24,099,233
	3.625	%,	04/15/28	26,827	36,432,427
	2.500	%,	01/15/29	3,062	3,960,977
	3.875	%,	04/15/29	22,155	31,341,164
	0.125	%,	07/15/30	4,923	5,410,764
#	0.125	%,	01/15/31	29,699	32,404,712

TOTAL U.S. TREASURY OBLIGATIONS					381,408,775

	Shares
AFFILIATED INVESTMENT COMPANIES — (74.0%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	74,648,445	958,486,038
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	57,720,976	574,323,712

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,532,809,750

TOTAL INVESTMENT SECURITIES (Cost $1,903,103,310)		1,914,218,525

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	7,176,493	7,176,493

SECURITIES LENDING COLLATERAL — (7.3%)
@§ The DFA Short Term Investment Fund	13,080,139	151,337,203

TOTAL INVESTMENTS — (100.0%) (Cost $2,061,617,006)		$2,072,732,221

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$381,408,775	—	$381,408,775
Affiliated Investment Companies	$1,532,809,750	—	—	1,532,809,750
Temporary Cash Investments	7,176,493	—	—	7,176,493
Securities Lending Collateral	—	151,337,203	—	151,337,203

TOTAL	$1,539,986,243	$532,745,978	—	$2,072,732,221

See accompanying Notes to Financial Statements.

110

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000% 02/15/48.	25,204	$31,889,813
1.000%, 02/15/49.	73,152	93,175,583
0.250%, 02/15/50.	87,478	93,245,358
0.125%, 02/15/51.	90,550	93,331,436

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 296,549,972)		311,642,190

TOTAL INVESTMENTS — (100.0%) (Cost $ 296,549,972)		$311,642,190

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$311,642,190	—	$311,642,190

TOTAL	—	$311,642,190	—	$311,642,190

See accompanying Notes to Financial Statements.

111

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount±	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (99.0%)
Treasury Inflation Protected Security
0.125%,	01/15/23	0	$132
0.625%,	01/15/26.	242,000	300,559,004
0.125%,	07/15/26.	396,950	481,044,387
0.375%,	01/15/27.	462,000	561,065,692
2.375%,	01/15/27.	182,500	294,226,151
0.375%,	07/15/27.	401,500	484,776,157
0.500%,	01/15/28.	203,600	244,507,815
1.750%,	01/15/28.	241,700	368,657,250
3.625%,	04/15/28.	222,500	491,285,752
0.750%,	07/15/28.	91,000	109,917,887
0.875%,	01/15/29.	445,500	538,527,629
2.500%,	01/15/29.	329,500	522,056,707
3.875%,	04/15/29.	252,745	571,936,645
0.250%,	07/15/29.	159,500	182,609,292
0.125%,	01/15/30.	162,000	181,416,343
3.375%,	04/15/32.	217,000	473,416,702
2.125%,	02/15/40.	276,000	488,228,147
2.125%,	02/15/41.	56,000	98,535,467

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 5,802,647,044)			6,392,767,159

		Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.026%		64,791,253	64,791,253

TOTAL INVESTMENTS — (100.0%) (Cost $ 5,867,438,297)			$6,457,558,412

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$6,392,767,159	—	$6,392,767,159
Temporary Cash Investments	$64,791,253	—	—	64,791,253

TOTAL	$64,791,253	$6,392,767,159	—	$6,457,558,412

See accompanying Notes to Financial Statements.

112

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (90.0%)
AUSTRALIA — (8.6%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	200	$242,083
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	3,800	4,612,407
Australia & New Zealand Banking Group, Ltd.
	2.800%, 08/16/21	AUD	1,000	776,162
	2.550%, 11/23/21		2,700	2,734,884
	3.300%, 03/07/22	AUD	1,000	790,234
	2.625%, 05/19/22		250	256,310
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M USD LIBOR + 0.460%, FRN, 0.652%, 05/17/21		2,000	2,000,366
(r)	3M Swap + 0.750%, FRN, 0.792%, 07/16/21	AUD	2,000	1,542,848
(r)Ω	3M USD LIBOR + 0.870%, FRN, 1.045%, 11/23/21		4,000	4,018,667
(r)	3M Swap + 0.770%, FRN, 0.814%, 01/18/23	AUD	1,000	778,233
(r)	3M Swap + 1.030%, FRN, 1.067%, 12/06/23	AUD	1,000	786,447
(r)	3M Swap + 0.760%, FRN, 0.802%, 01/16/25	AUD	12,000	9,376,564
Australia Government Bond
	0.250%, 11/21/25	AUD	32,950	24,968,455
Bank of New Zealand
Ω	1.000%, 03/03/26		750	739,222
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	5,081,647
	2.750%, 03/10/22		200	204,328
	0.500%, 07/11/22	EUR	2,500	3,039,317
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.940%, 08/16/23	AUD	1,500	1,174,728
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	10,255,998

		Face
		Amount^	Value†
		(000)
AUSTRALIA — (Continued)
National Australia Bank, Ltd.
2.800%, 01/10/22		3,000	$3,053,641
0.875%, 01/20/22	EUR	1,700	2,063,813
2.500%, 05/22/22		1,635	1,672,496
0.350%, 09/07/22	EUR	1,600	1,943,059
# 3.375%, 01/14/26		3,697	4,075,992
National Australia Bank, Ltd., Floating Rate Note
(r) 3M Swap + 0.950%, FRN, 0.960%, 09/26/23	AUD	6,000	4,699,316
(r) 3M Swap + 1.040%, FRN, 1.070%, 02/26/24	AUD	2,500	1,966,796
(r) 3M Swap + 0.920%, FRN, 0.949%, 06/19/24	AUD	6,000	4,712,616
(r) 3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	600	468,849
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	12,950	9,864,370
Westpac Banking Corp.
2.100%, 05/13/21		461	461,238
2.800%, 01/11/22		11,749	11,958,299
0.250%, 01/17/22	EUR	450	543,804
Westpac Banking Corp., Floating Rate Note
(r) 3M Swap + 0.830%, FRN, 0.867%, 03/06/23	AUD	500	389,762
(r) 3M Swap + 1.140%, FRN, 1.180%, 04/24/24	AUD	500	395,082
(r) 3M Swap + 0.880%, FRN, 0.890%, 08/16/24	AUD	3,500	2,747,257

TOTAL AUSTRALIA			124,395,290

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG 0.500%, 02/02/26		1,000	980,348

BELGIUM — (0.0%)
Dexia Credit Local SA
0.250%, 06/02/22	EUR	350	424,359

113

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
CANADA — (18.7%)
Alberta, Province of Canada
	1.000%, 11/15/21	GBP	3,000	$4,159,721
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		371	380,907
Bank of Montreal
	1.610%, 10/28/21	CAD	6,000	4,913,493
Bank of Montreal, Floating Rate Note
(r)	3M USD LIBOR + 0.790%, FRN, 0.980%, 08/27/21		800	801,977
(r)	3M Swap + 0.920%, FRN, 0.955%, 10/06/22	AUD	3,500	2,721,839
(r)	3M Swap + 0.990%, FRN, 1.027%, 09/07/23	AUD	10,070	7,876,896
Bank of Nova Scotia, Floating Rate Note, BBSW3M + 0.920%, FRN
(r)	0.957%,09/08/22	AUD	8,500	6,608,723
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	15,300	12,565,754
	1.830%, 04/27/22	CAD	6,000	4,951,275
Canada Housing Trust No 1, Floating Rate Note
(r)Ω	3M CDOR - 0.050%, FRN, 0.388%, 03/15/24	CAD	9,000	7,360,347
(r)Ω	3M CDOR - 0.040%, FRN, 0.398%, 03/15/25	CAD	41,225	33,768,512
Canadian Imperial Bank of Commerce
	2.900%, 09/14/21	CAD	3,000	2,464,093
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		1,568	1,626,599
	3.900%, 02/01/25		559	606,130
	2.050%, 07/15/25		555	566,434
Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,172,928
Export Development Canada, Floating Rate Note, SONIO/N + 0.290%, FRN
(r)	0.340%, 01/31/22	GBP	4,000	5,532,319
Province of Alberta Canada
	1.350%, 09/01/21	CAD	11,000	8,983,102
Province of Ontario Canada
	1.350%, 03/08/22	CAD	13,000	10,675,833
	0.625%, 01/21/26		3,800	3,738,994
	1.050%, 04/14/26		3,000	2,998,900

		Face Amount^		Value†
		(000)
CANADA — (Continued)
	Province of Ontario Canada, Floating Rate Note
(r)	3M CDOR + 0.260%, FRN, 0.695%, 10/27/21	CAD	5,000	$4,078,347
(r)	3M CDOR + 0.150%, FRN, 0.585%, 06/27/22	CAD	5,000	4,086,361
(r)	3M CDOR + 0.050%, FRN, 0.488%, 08/21/23	CAD	16,100	13,173,930
	Province of Quebec Canada, Floating Rate Note
(r)	3M CDOR + 0.545%, FRN, 0.980%, 10/19/23	CAD	14,000	11,609,926
(r)	3M CDOR + 0.405%, FRN, 0.840%, 10/13/24	CAD	37,775	31,381,386
	Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,228,218
	Royal Bank of Canada
	1.583%, 09/13/21	CAD	17,500	14,305,821
	1.968%, 03/02/22	CAD	2,300	1,896,417
	2.000%, 03/21/22	CAD	15,000	12,380,995
	Suncor Energy, Inc.
	3.100%, 05/15/25		2,000	2,143,111
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	16,300	13,454,147
(r)	SOFR + 0.480%, FRN, 0.490%, 01/27/23		6,965	6,997,039
	3.005%, 05/30/23	CAD	5,000	4,259,936
	0.625%, 07/20/23	EUR	7,300	8,958,674
	0.750%, 01/06/26		5,500	5,410,612
Toronto-Dominion Bank (The), Floating Rate Note, BBSW3M + 1.000%, FRN
(r)	1.040%, 07/10/24	AUD	4,000	3,128,038

	TOTAL CANADA			269,967,734

DENMARK — (0.1%)
	Kommunekredit
	0.500%, 01/28/26		1,425	1,397,212

FINLAND — (0.3%)
	Nordea Bank Abp
#Ω	2.250%, 05/27/21		3,800	3,805,070
	0.300%, 06/30/22		EUR 1,000	1,212,175

	TOTAL FINLAND			5,017,245

114

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
FRANCE — (3.1%)
Agence Francaise de Developpement EPIC
0.500%, 10/25/22	EUR	500	$609,697
0.625%, 01/22/26		3,400	3,341,588
Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.296%, 06/07/21		3,000	3,000,488
BNP Paribas SA
Ω 2.950%, 05/23/22		2,500	2,568,151
BPCE SA
Ω 2.375%, 01/14/25		2,200	2,285,007
Caisse d’Amortissement de la Dette Sociale
#Ω 0.625%, 02/18/26		1,000	984,808
Credit Agricole SA
Ω 3.375%, 01/10/22		2,000	2,041,455
Sanofi
0.500%, 03/21/23	EUR	5,900	7,194,848
2.500%, 11/14/23	EUR	3,500	4,479,753
Societe Generale SA
Ω 3.250%, 01/12/22		2,000	2,038,764
Ω 4.250%, 09/14/23		5,000	5,401,130
Ω 2.625%, 10/16/24		1,700	1,782,164
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	6,000	7,309,351
Total Capital International SA
0.250%, 07/12/23	EUR	1,500	1,825,942

TOTAL FRANCE			44,863,146

GERMANY — (3.2%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	1,000	1,239,337
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		5,000	5,342,121
BMW Finance NV
0.625%, 10/06/23	EUR	2,200	2,697,630
BMW US Capital LLC
Ω 3.450%, 04/12/23		2,000	2,111,525
Ω 3.900%, 04/09/25		2,800	3,100,072
BMW US Capital LLC, Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)Ω 0.698%, 08/13/21		5,463	5,470,547
Daimler Finance North America LLC
Ω 2.850%, 01/06/22		3,000	3,050,036
Ω 3.300%, 05/19/25		2,231	2,410,321

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
Deutsche Bahn Finance GMBH
4.375%, 09/23/21	EUR	850	$1,041,159
Kreditanstalt fuer Wiederaufbau
0.625%, 01/22/26		7,700	7,616,870
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	4,200	3,692,976
Landwirtschaftliche Rentenbank, Floating Rate Note, 3M USD LIBOR + 0.250%, FRN
(r) 0.434%, 06/03/21		4,806	4,807,250
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		3,000	3,057,480
Ω 2.850%, 09/26/24		500	531,397

TOTAL GERMANY			46,168,721

IRELAND — (0.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26		1,800	1,764,858
4.450%, 04/03/26		150	164,570

TOTAL IRELAND			1,929,428

ITALY — (1.3%)
Enel Finance International N.V.
Ω 4.250%, 09/14/23		1,000	1,079,711
Enel Finance International NV
Ω 2.875%, 05/25/22		2,500	2,560,384
Intesa Sanpaolo SpA
Ω 3.125%, 07/14/22		400	410,678
Ω 3.250%, 09/23/24		4,200	4,481,559
Republic of Italy Government International Bond
6.875%, 09/27/23		5,500	6,285,510
2.375%, 10/17/24		3,961	4,125,366

TOTAL ITALY			18,943,208

JAPAN — (3.0%)
American Honda Finance Corp.
0.550%, 03/17/23	EUR	3,000	3,660,244

115

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r) 0.545%, 11/05/21		1,000	$1,001,525
Daiwa Securities Group, Inc.
Ω 3.129%, 04/19/22		1,770	1,814,760
Mitsubishi UFJ Financial Group, Inc.
# 2.190%, 09/13/21		1,104	1,111,610
3.407%, 03/07/24		1,000	1,073,533
2.193%, 02/25/25		8,500	8,827,880
Mizuho Financial Group, Inc.
2.953%, 02/28/22		5,000	5,109,771
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.324%, 09/13/21		1,786	1,793,321
Nomura Holdings, Inc.
2.648%, 01/16/25		600	627,305
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23		5,000	5,249,647
Sumitomo Mitsui Financial Group, Inc.
2.058%, 07/14/21		400	401,467
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	1,500	1,236,330
2.350%, 07/18/22	CAD	3,000	2,494,187
2.700%, 01/25/23	CAD	4,000	3,366,359
Toyota Motor Credit Corp.
1.000%, 09/10/21	EUR	1,800	2,174,986
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	1,000	1,207,804
0.625%, 09/26/23	EUR	1,500	1,841,173

TOTAL JAPAN			42,991,902

NETHERLANDS — (2.1%)
Cooperatieve Rabobank UA
2.750%, 01/10/22		5,000	5,086,870
4.000%, 01/11/22	EUR	836	1,036,359
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	1,052,868
Shell International Finance BV
1.875%, 05/10/21		1,900	1,900,536
1.750%, 09/12/21		7,500	7,542,840
1.250%, 03/15/22	EUR	2,006	2,446,176
1.000%, 04/06/22	EUR	6,000	7,305,989
3.250%, 05/11/25		4,000	4,359,396

TOTAL NETHERLANDS			30,731,034

	Face Amount^		Value†
	(000)
NORWAY — (0.2%)
Aker BP ASA
Ω 2.875%, 01/15/26		1,000	$1,039,146
Equinor ASA
1.750%, 01/22/26		1,500	1,544,622
Kommunalbanken A.S.
4.250%, 07/16/25	AUD	90	79,175
0.500%, 01/13/26		500	490,128

TOTAL NORWAY			3,153,071

SPAIN — (0.5%)
Banco Santander SA
3.848%, 04/12/23		2,000	2,126,106
Santander Holdings USA, Inc.
3.400%, 01/18/23		3,650	3,806,685
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		750	754,950

TOTAL SPAIN			6,687,741

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.5%)
African Development Bank
0.875%, 03/23/26		10,000	9,963,696
Asian Development Bank
0.500%, 02/04/26		9,102	8,942,348
1.000%, 04/14/26		1,500	1,502,283
Asian Development Bank, Floating Rate Note
(r) 3M USD LIBOR + 0.010%, FRN, 0.194%, 12/15/21		5,400	5,400,697
(r) FEDL01 + 0.250%, FRN, 0.310%, 05/28/24		15,000	15,000,000
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.284%, 11/15/21		11,350	11,354,767
European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r) 0.291%, 03/05/24		5,000	5,018,100
Inter-American Development Bank
0.875%, 04/20/26		1,000	999,930
Inter-American Development Bank, Floating Rate Note
(r) 3M USD LIBOR + 0.200%, FRN, 0.384%, 07/15/21		1,123	1,123,561

116

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CONTINUED

		Face Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.250%, FRN, 0.260%, 02/04/25		3,200	$3,212,736
	Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.314%, 10/12/21		1,500	1,500,231
	International Bank for Reconstruction & Development, Floating Rate Note
(r)	SONIO/N + 0.270%, FRN, 0.319%, 05/15/24	GBP	1,000	1,386,593
(r)	SOFR + 0.300%, FRN, 0.320%, 08/06/24		12,000	12,064,800
#(r)	SOFR + 0.310%, FRN, 0.320%, 09/18/25		29,000	29,198,650
	Nordic Investment Bank
	0.500%, 01/21/26		2,000	1,964,289

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			108,632,681

SWEDEN — (1.7%)
	Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	27,410	3,317,539
	Skandinaviska Enskilda Banken AB, Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r)Ω	0.622%, 05/17/21		4,823	4,823,715
	Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.304%, 12/13/21		7,000	7,004,841
	Svenska Handelsbanken AB
	1.875%, 09/07/21		447	449,574
	Swedbank AB
	0.300%, 09/06/22	EUR	3,000	3,639,031
	0.250%, 11/07/22	EUR	4,400	5,337,920
	0.400%, 08/29/23	EUR	250	305,311

	TOTAL SWEDEN			24,877,931

SWITZERLAND — (1.5%)
	Credit Suisse AG
	3.000%, 10/29/21		480	486,264
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	1,500	1,814,339

	Face Amount^		Value†
	(000)
SWITZERLAND — (Continued)
Nestle Holdings, Inc.
#Ω 0.625%, 01/15/26		2,000	$1,968,565
Novartis Finance SA
0.750%, 11/09/21	EUR	200	241,881
0.500%, 08/14/23	EUR	3,000	3,666,844
0.125%, 09/20/23	EUR	3,000	3,644,187
Roche Holdings, Inc.
Ω 0.991%, 03/05/26		6,550	6,508,124
UBS Group AG
4.125%, 09/24/25		3,000	3,346,916

TOTAL SWITZERLAND			21,677,120

UNITED KINGDOM — (1.7%)
Barclays P.L.C.
3.200%, 08/10/21		5,500	5,543,065
BP Capital Markets P.L.C.
# 3.814%, 02/10/24		709	772,573
BP Capital Markets P.L.C., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r) 1.060%, 09/16/21		137	137,432
CNH Industrial Capital LLC
4.375%, 04/05/22		3,000	3,102,342
4.200%, 01/15/24		210	228,526
HSBC Holdings P.L.C.
3.600%, 05/25/23		775	825,322
Linde, Inc.
1.200%, 02/12/24	EUR	6,625	8,282,688
Lloyds Banking Group P.L.C.
3.100%, 07/06/21		1,156	1,161,699
3.000%, 01/11/22		2,500	2,546,203
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,669,792

TOTAL UNITED KINGDOM			24,269,642

UNITED STATES — (36.3%)
3M Co.
1.875%, 11/15/21	EUR	2,600	3,164,166
AbbVie, Inc.
3.450%, 03/15/22		7,800	7,966,836
3.250%, 10/01/22		2,300	2,376,980
2.900%, 11/06/22		1,000	1,037,137
Aetna, Inc.
2.750%, 11/15/22		825	848,767
Albemarle Corp.
4.150%, 12/01/24		600	660,783
Altria Group, Inc.
4.750%, 05/05/21		500	500,059
American Express Co.
2.500%, 08/01/22		7,383	7,570,958

117

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
American Tower Corp.
1.600%, 04/15/26		2,500	$2,511,276
AmerisourceBergen Corp.
3.400%, 05/15/24		4,000	4,286,317
Analog Devices, Inc.
3.900%, 12/15/25		1,000	1,113,529
Anthem, Inc.
3.125%, 05/15/22		1,907	1,962,227
3.300%, 01/15/23		825	865,318
Aon P.L.C.
3.500%, 06/14/24		200	215,050
Apple, Inc.
1.000%, 11/10/22	EUR	2,700	3,313,255
# 0.700%, 02/08/26		3,000	2,963,043
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r) 0.691%, 02/09/22		3,800	3,814,511
Ares Capital Corp.
3.250%, 07/15/25		500	522,439
3.875%, 01/15/26		5,000	5,335,885
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,499,821
Assurant, Inc.
4.000%, 03/15/23		3,000	3,186,256
AT&T, Inc.
3.000%, 06/30/22		620	636,307
Autodesk, Inc.
3.600%, 12/15/22		1,000	1,033,855
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		3,000	3,107,776
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	643,762
Bank of America Corp.
3.300%, 01/11/23		500	525,274
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	1,500	1,829,012
0.750%, 03/16/23	EUR	600	733,154
Biogen, Inc.
3.625%, 09/15/22		4,500	4,710,765
Boeing Co. (The)
2.800%, 03/01/23		3,300	3,418,425
Booking Holdings, Inc.
2.750%, 03/15/23		4,500	4,690,476
3.650%, 03/15/25		1,697	1,855,403
Bristol-Myers Squibb Co.
2.750%, 02/15/23		5,500	5,729,076
Broadcom, Inc.
4.700%, 04/15/25		4,350	4,906,826
4.250%, 04/15/26		4,000	4,464,218

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Brown & Brown, Inc.
4.200%, 09/15/24	428	$470,395
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22	3,000	3,089,557
4.350%, 03/15/24	5,034	5,512,555
1.630%, 08/17/25	400	404,751
Campbell Soup Co.
2.500%, 08/02/22	1,000	1,026,770
3.650%, 03/15/23	3,143	3,323,766
Capital One Financial Corp.
3.200%, 01/30/23	6,000	6,283,138
3.200%, 02/05/25	1,900	2,046,868
Caterpillar Financial Services Corp.
# 2.625%, 03/01/23	500	521,464
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 0.456%, 09/07/21	1,319	1,319,952
Chevron Corp.
# 2.498%, 03/03/22	4,680	4,758,871
Chevron USA, Inc.
# 0.687%, 08/12/25	1,000	988,504
Church & Dwight Co., Inc.
2.875%, 10/01/22	1,000	1,034,011
Cigna Corp.
3.750%, 07/15/23	1,084	1,157,464
1.250%, 03/15/26	10,000	9,990,132
Cisco Systems, Inc.
1.850%, 09/20/21	4,700	4,723,679
2.950%, 02/28/26	500	545,773
Citigroup, Inc.
4.500%, 01/14/22	115	118,387
3.875%, 10/25/23	530	576,197
Citizens Bank N.A.
3.700%, 03/29/23	8,178	8,651,117
CNA Financial Corp.
3.950%, 05/15/24	3,000	3,255,895
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,159	1,321,078
Conagra Brands, Inc.
3.200%, 01/25/23	1,083	1,121,799
Constellation Brands, Inc.
2.700%, 05/09/22	7,000	7,146,026
3.200%, 02/15/23	1,706	1,783,041
Cox Communications, Inc.
Ω 3.250%, 12/15/22	975	1,018,529
CVS Health Corp.
2.125%, 06/01/21	500	500,260
3.500%, 07/20/22	2,500	2,581,758

118

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.750%, 12/01/22	2,500	$2,578,655
Discover Financial Services
3.750%, 03/04/25	250	272,402
Discovery Communications LLC
3.450%, 03/15/25	200	214,925
4.900%, 03/11/26	2,000	2,286,451
Dollar General Corp.
3.250%, 04/15/23	2,320	2,430,554
Dollar Tree, Inc.
3.700%, 05/15/23	8,393	8,907,598
DTE Energy Co.
3.300%, 06/15/22	503	515,791
Duke Energy Corp.
2.400%, 08/15/22	1,357	1,388,632
DuPont de Nemours, Inc.
2.169%, 05/01/23	9,200	9,233,812
DXC Technology Co.
4.125%, 04/15/25	6,000	6,586,587
E*TRADE Financial Corp.
2.950%, 08/24/22	8,280	8,534,729
Eastern Energy Gas, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r) 0.784%, 06/15/21	4,500	4,502,754
eBay, Inc.
2.750%, 01/30/23	417	433,341
Edison International
2.400%, 09/15/22	300	306,009
2.950%, 03/15/23	2,998	3,103,614
4.950%, 04/15/25	5,257	5,886,837
Energy Transfer L.P.
3.450%, 01/15/23	740	767,246
Enterprise Products Operating LLC
3.350%, 03/15/23	1,200	1,255,651
3.700%, 02/15/26	357	394,338
Equifax, Inc.
3.950%, 06/15/23	5,000	5,348,374
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	1,000	1,096,876
Exelon Generation Co. LLC
# 3.250%, 06/01/25	4,000	4,300,607
Exxon Mobil Corp.
2.397%, 03/06/22	11,161	11,326,445
FedEx Corp.
3.200%, 02/01/25	300	325,817
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25	4,000	4,601,960
Fidelity National Information Services, Inc.
1.150%, 03/01/26	1,000	990,010
Fifth Third Bancorp
3.500%, 03/15/22	2,000	2,048,348

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Flex, Ltd.
5.000%, 02/15/23		8,000	$8,549,728
Franklin Resources, Inc.
# 2.850%, 03/30/25		1,700	1,820,067
GE Capital Funding LLC
Ω 3.450%, 05/15/25		3,125	3,391,013
General Mills, Inc.
3.150%, 12/15/21		500	505,071
2.600%, 10/12/22		4,385	4,516,164
General Motors Financial Co., Inc.
3.200%, 07/06/21		3,200	3,207,853
3.250%, 01/05/23		500	520,310
2.750%, 06/20/25		6,300	6,630,077
Global Payments, Inc.
3.750%, 06/01/23		4,480	4,742,137
2.650%, 02/15/25		2,500	2,638,017
1.200%, 03/01/26		500	494,608
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21		400	404,612
5.750%, 01/24/22		5,500	5,716,659
3.625%, 01/22/23		205	216,435
3.750%, 05/22/25		1,500	1,644,974
Halliburton Co.
3.500%, 08/01/23		500	529,857
Harley-Davidson Financial Services, Inc.
Ω 3.550%, 05/21/21		1,000	1,001,522
Ω 2.550%, 06/09/22		2,924	2,974,020
Ω 3.350%, 02/15/23		500	522,544
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		1,000	1,085,322
4.650%, 10/01/24		6,100	6,823,621
1.750%, 04/01/26		1,000	1,009,208
HP, Inc.
2.200%, 06/17/25		5,500	5,721,157
International Business Machines Corp.
0.375%, 01/31/23	EUR	1,000	1,216,179
JM Smucker Co. (The)
3.500%, 03/15/25		1,000	1,089,834
JPMorgan Chase & Co.
3.250%, 09/23/22		2,422	2,521,685
Kellogg Co.
3.250%, 04/01/26		545	592,745
Kroger Co. (The)
3.400%, 04/15/22		1,000	1,021,309
2.800%, 08/01/22		500	514,629
Laboratory Corp. of America Holdings
3.200%, 02/01/22		1,500	1,531,392
4.000%, 11/01/23		5,000	5,370,035
Las Vegas Sands Corp.
3.200%, 08/08/24		1,690	1,772,513

119

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Lazard Group LLC
3.750%, 02/13/25	1,000	$1,090,095
LyondellBasell Industries NV
5.750%, 04/15/24	440	497,415
Manufacturers & Traders Trust Co.
2.900%, 02/06/25	1,500	1,604,111
Marathon Petroleum Corp.
4.500%, 05/01/23	5,810	6,224,334
4.700%, 05/01/25	2,000	2,257,042
Marsh & McLennan Cos., Inc.
2.750%, 01/30/22	1,500	1,524,508
McKesson Corp.
2.700%, 12/15/22	2,451	2,525,438
2.850%, 03/15/23	1,220	1,266,096
Merck & Co., Inc.
# 0.750%, 02/24/26	4,000	3,970,761
Micron Technology, Inc.
2.497%, 04/24/23	550	569,847
Microsoft Corp.
2.375%, 02/12/22	14,000	14,215,688
Mondelez International Holdings Netherlands BV
Ω 2.000%, 10/28/21	2,258	2,273,223
Morgan Stanley
3.125%, 01/23/23	5,400	5,653,314
Mosaic Co. (The)
3.750%, 11/15/21	1,000	1,008,942
3.250%, 11/15/22	1,000	1,039,414
MPLX L.P.
4.875%, 12/01/24	1,330	1,491,064
Mylan, Inc.
4.200%, 11/29/23	200	215,505
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.375%, FRN
(r) 0.574%, 06/30/21	7,000	7,004,027
National Securities Clearing Corp.
0.750%, 12/07/25	500	490,463
NetApp, Inc.
3.250%, 12/15/22	2,000	2,069,940
Nucor Corp.
2.000%, 06/01/25	2,000	2,069,487
NVIDIA Corp.
2.200%, 09/16/21	575	578,325
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22	7,335	7,568,659
ONEOK Partners L.P.
5.000%, 09/15/23	622	676,355

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Oracle Corp.
2.500%, 10/15/22		2,000	$2,064,353
1.650%, 03/25/26		2,000	2,020,055
PACCAR Financial Corp.
2.650%, 05/10/22		4,750	4,867,194
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.375%, 02/01/22		1,605	1,632,449
Ω 4.250%, 01/17/23		822	872,322
Ω 4.125%, 08/01/23		700	751,555
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		500	534,553
4.375%, 03/15/26		1,000	1,093,302
Pfizer, Inc.
0.250%, 03/06/22	EUR	4,500	5,436,200
Philip Morris International, Inc.
2.375%, 08/17/22		200	205,435
Phillips 66
4.300%, 04/01/22		606	627,473
Phillips 66 Partners L.P.
2.450%, 12/15/24		3,393	3,530,598
3.605%, 02/15/25		3,333	3,580,182
PPG Industries, Inc.
1.200%, 03/15/26		1,500	1,488,779
Principal Financial Group, Inc.
3.300%, 09/15/22		1,516	1,573,520
3.125%, 05/15/23		890	941,397
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,100	1,338,857
2.000%, 08/16/22	EUR	1,600	1,982,881
Reinsurance Group of America, Inc.
4.700%, 09/15/23		4,600	5,022,852
Ross Stores, Inc.
4.600%, 04/15/25		1,000	1,131,288
Ryder System, Inc.
2.875%, 06/01/22		383	392,453
3.400%, 03/01/23		1,200	1,261,655
Santander Holdings USA, Inc.
3.500%, 06/07/24		1,550	1,659,301
Sempra Energy
4.050%, 12/01/23		735	792,987
Sherwin-Williams Co. (The)
2.750%, 06/01/22		207	211,480
Southern Power Co.
# 2.500%, 12/15/21		539	545,093
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,081,537
5.250%, 05/04/25		3,000	3,436,253

120

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Southwestern Electric Power Co.
1.650%, 03/15/26		794	$800,877
Steel Dynamics, Inc.
2.400%, 06/15/25		100	104,617
Sysco Corp.
3.550%, 03/15/25		5,567	6,046,664
Truist Financial Corp.
2.750%, 04/01/22		1,090	1,113,053
United Parcel Service, Inc.
2.450%, 10/01/22		300	309,457
Unum Group
4.500%, 03/15/25		5,000	5,593,120
Valero Energy Corp.
2.850%, 04/15/25		2,200	2,322,142
Ventas Realty L.P.
2.650%, 01/15/25		800	843,069
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,090,842
1.450%, 03/20/26		2,800	2,817,525
VF Corp.
# 2.400%, 04/23/25		5,700	5,981,205
ViacomCBS, Inc.
3.500%, 01/15/25		100	107,669
4.750%, 05/15/25		6,900	7,819,070
Visa, Inc.
3.150%, 12/14/25		571	624,550
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		500	504,976
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.427%, 06/23/21		4,880	4,881,892
Walt Disney Co. (The)
1.750%, 01/13/26		2,638	2,711,989
Waste Management, Inc.
2.400%, 05/15/23		200	207,601
Wells Fargo & Co.
2.094%, 04/25/22	CAD	1,000	825,595
Wells Fargo Bank NA, Floating Rate Note, 3M USD LIBOR + 0.510%, FRN
(r) 0.694%, 10/22/21		8,000	8,016,029
Western Union Co
1.350%, 03/15/26		2,347	2,323,456
Whirlpool Corp.
3.700%, 03/01/23		2,170	2,294,656
Williams Cos., Inc. (The)
3.700%, 01/15/23		3,190	3,334,318

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.900%, 01/15/25	2,161	$2,360,149
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22	950	969,611
3.550%, 04/01/25	800	872,093
Zoetis, Inc.
3.250%, 02/01/23	2,976	3,100,741

TOTAL UNITED STATES		525,141,362

TOTAL BONDS		1,302,249,175

U.S. TREASURY OBLIGATIONS — (8.0%)
U.S. Treasury Notes
0.375%, 01/31/26	16,000	15,683,125
0.500%, 02/28/26	36,000	35,460,000
0.750%, 03/31/26	43,000	42,832,031
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.055%, FRN, 0.075%, 10/31/22	11,000	11,005,511
United States Treasury Inflation Indexed Bonds
0.500%, 04/15/24	3,128	3,403,193
0.125%, 10/15/25	6,081	6,678,926

TOTAL U.S. TREASURY OBLIGATIONS		115,062,786

TOTAL INVESTMENT SECURITIES (Cost $1,377,368,782)		1,417,311,961

COMMERCIAL PAPER — (1.2%)
Caisse des Depots et Consignations
Ω 0.140%, 05/17/21	11,000	10,999,637
Skandinaviska Enskilda Banken AG
Ω 0.160%, 07/16/21	7,000	6,998,188

TOTAL COMMERCIAL PAPER (Cost $17,996,951)		17,997,825

	Shares
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	955,673	11,057,131

TOTAL INVESTMENTS — (100.0%) (Cost $1,406,422,675)		$1,446,366,917

121

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2021, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	10,273,344	USD	8,198,026	Bank of New York Mellon Corp.	05/04/21	$160,072
USD	45,569,719	EUR	63,299,885	Citibank, N.A.	06/04/21	84,067
USD	34,035,985	EUR	28,235,117	Citibank, N.A.	06/08/21	66,786
USD	99,026,146	CAD	121,593,611	ANZ Securities	07/02/21	87,774

Total Appreciation						$398,699
CAD	121,623,773	USD	99,039,176	ANZ Securities	05/04/21	$(89,565)
USD	105,127,008	CAD	131,897,117	Barclays Capital	05/04/21	(2,180,701)
USD	104,190,981	CAD	129,951,389	Citibank, N.A.	05/06/21	(1,533,985)
USD	11,090,588	GBP	8,042,457	Citibank, N.A.	05/21/21	(16,799)
USD	89,067,012	AUD	116,489,929	Citibank, N.A.	05/24/21	(679,031)
USD	39,456,316	EUR	32,890,531	Citibank, N.A.	06/01/21	(107,979)

Total (Depreciation)						$(4,608,060)

Total Appreciation (Depreciation)						$(4,209,361)

As of April 30, 2021, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

	Payments		Payments					Upfront	Upfront		Unrealized
	made		received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund		by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Bank of America Corp	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	$176,604	$176,604
Bank of America Corp	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	490,377	490,377
Bank of America Corp	2.213%	Fixed	CPI	Maturity	USD	23,000,000	01/21/22	—	—	226,919	226,919
Bank of America Corp	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	63,031	63,031
Bank of America Corp	1.598%	Fixed	CPI	Maturity	USD	42,000,000	07/23/23	—	—	1,962,493	1,962,493
Bank of America Corp	1.525%	Fixed	CPI	Maturity	USD	43,000,000	08/31/21	—	—	1,401,908	1,401,908
Bank of America Corp	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	2,476,189	2,476,189
Bank of America Corp	0.165%	Fixed	CPI	Maturity	USD	30,000,000	06/03/21	—	—	921,703	921,703
Citibank, N.A	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	254,863	254,863
Citibank, N.A	2.255%	Fixed	CPI	Maturity	USD	29,000,000	02/19/22	—	—	276,147	276,147
Citibank, N.A	2.220%	Fixed	CPI	Maturity	USD	38,000,000	01/27/22	—	—	376,442	376,442
Citibank, N.A	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	105,060	105,060
Citibank, N.A	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	93,773	93,773
Citibank, N.A	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	368,664	368,664
Citibank, N.A	2.009%	Fixed	CPI	Maturity	USD	42,000,000	10/23/22	—	—	712,818	712,818
Citibank, N.A	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	386,643	386,643
Citibank, N.A	1.879%	Fixed	CPI	Maturity	USD	54,000,000	07/26/21	—	—	814,037	814,037
Citibank, N.A	1.849%	Fixed	CPI	Maturity	USD	20,000,000	10/27/21	—	—	361,482	361,482
Citibank, N.A	1.630%	Fixed	CPI	Maturity	USD	48,000,000	10/14/21	—	—	827,422	827,422
Citibank, N.A	1.533%	Fixed	CPI	Maturity	USD	24,000,000	10/26/21	—	—	417,708	417,708
Citibank, N.A	1.485%	Fixed	CPI	Maturity	USD	25,000,000	11/24/21	—	—	420,699	420,699

122

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CONTINUED

	Payments		Payments					Upfront	Upfront		Unrealized
	made		received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund		by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Citibank, N.A	1.365%	Fixed	CPI	Maturity	USD	60,000,000	07/06/21	—	—	$1,658,977	$1,658,977
Citibank, N.A	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	1,970,110	1,970,110
Citibank, N.A	1.213%	Fixed	CPI	Maturity	USD	30,000,000	11/03/21	—	—	604,894	604,894
Citibank, N.A	0.675%	Fixed	CPI	Maturity	USD	20,000,000	06/10/21	—	—	555,309	555,309
Citibank, N.A	0.530%	Fixed	CPI	Maturity	USD	35,000,000	03/11/22	—	—	1,227,251	1,227,251
Citibank, N.A	0.058%	Fixed	CPI	Maturity	USD	25,000,000	06/02/21	—	—	787,323	787,323
Deutsche Bank AG	2.508%	Fixed	CPI	Maturity	USD	40,000,000	04/12/26	—	—	399,510	399,510
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	697,957	697,957
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	311,011	311,011
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	866,407	866,407
Deutsche Bank AG	2.210%	Fixed	CPI	Maturity	USD	45,000,000	02/17/22	—	—	446,294	446,294
Deutsche Bank AG	2.193%	Fixed	CPI	Maturity	USD	48,000,000	01/13/22	—	—	475,785	475,785
Deutsche Bank AG	2.186%	Fixed	CPI	Maturity	USD	28,000,000	01/15/23	—	—	426,384	426,384
Deutsche Bank AG	2.128%	Fixed	CPI	Maturity	USD	34,000,000	11/15/22	—	—	138,123	138,123
Deutsche Bank AG	1.983%	Fixed	CPI	Maturity	USD	32,000,000	05/12/22	—	—	315,800	315,800
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	493,244	493,244
Deutsche Bank AG	1.645%	Fixed	CPI	Maturity	USD	43,000,000	08/12/21	—	—	1,076,090	1,076,090
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	1,421,888	1,421,888
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	2,083,821	2,083,821

Total Appreciation										$29,091,160	$29,091,160
Bank of America Corp	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	(74,596)	(74,596)
Citibank, N.A	2.318%	Fixed	CPI	Maturity	USD	24,000,000	07/05/22	—	—	(164,030)	(164,030)
Citibank, N.A	2.190%	Fixed	CPI	Maturity	USD	23,000,000	08/13/21	—	—	(99,137)	(99,137)
Deutsche Bank AG	2.333%	Fixed	CPI	Maturity	USD	40,000,000	07/11/21	—	—	(283,103)	(283,103)

Total (Depreciation)										$(620,866)	$(620,866)

Total Appreciation (Depreciation)										$28,470,294	$28,470,294

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$124,395,290	—	$124,395,290
Austria	—	980,348	—	980,348
Belgium	—	424,359	—	424,359
Canada	—	269,967,734	—	269,967,734
Denmark	—	1,397,212	—	1,397,212

123

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$5,017,245	—	$5,017,245
France	—	44,863,146	—	44,863,146
Germany	—	46,168,721	—	46,168,721
Ireland	—	1,929,428	—	1,929,428
Italy	—	18,943,208	—	18,943,208
Japan	—	42,991,902	—	42,991,902
Netherlands	—	30,731,034	—	30,731,034
Norway	—	3,153,071	—	3,153,071
Spain	—	6,687,741	—	6,687,741
Supranational Organization Obligations	—	108,632,681	—	108,632,681
Sweden	—	24,877,931	—	24,877,931
Switzerland	—	21,677,120	—	21,677,120
United Kingdom	—	24,269,642	—	24,269,642
United States	—	525,141,362	—	525,141,362
U.S. Treasury Obligations	—	115,062,786	—	115,062,786
Commercial Paper	—	17,997,825	—	17,997,825
Securities Lending Collateral	—	11,057,131	—	11,057,131
Forward Currency Contracts**	—	(4,209,361)	—	(4,209,361)
Swap Agreements**	—	28,470,294	—	28,470,294

TOTAL.	—	$1,470,627,850	—	$1,470,627,850

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

124

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (8.2%)
Federal National Mortgage Association
2.500%, 05/01/36 TBA		1,720	$1,797,400
3.000%, 05/01/36 TBA		220	231,819
2.500%, 05/01/51 TBA		810	840,312
3.000%, 05/01/51 TBA		5,400	5,656,078
3.500%, 05/01/51 TBA		1,730	1,841,706
Government National Mortgage Association
3.000%, 05/01/51 TBA		130	136,033
3.500%, 05/01/51 TBA		1,370	1,453,217

TOTAL AGENCY OBLIGATIONS			11,956,565

BONDS — (87.0%)
AUSTRALIA — (4.7%)
Australia Government Bond
1.000%, 11/21/31	AUD	2,250	1,608,870
Glencore Funding LLC
Ω 2.500%, 09/01/30		600	581,179
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	1,600	1,250,589
Queensland Treasury Corp.
Ω 1.500%, 08/20/32	AUD	1,700	1,233,708
Treasury Corp. of Victoria
2.250%, 11/20/34	AUD	1,600	1,219,274
Westpac Banking Corp.
1.125%, 09/05/27	EUR	730	928,826

TOTAL AUSTRALIA			6,822,446

BELGIUM — (1.1%)
Anheuser-Busch InBev SA
2.000%, 03/17/28	EUR	470	631,824
Euroclear Investments SA
1.125%, 12/07/26	EUR	700	891,640

TOTAL BELGIUM			1,523,464

CANADA — (11.7%)
Brookfield Finance, Inc.
4.850%, 03/29/29		600	696,181
Cenovus Energy, Inc.
4.400%, 04/15/29		400	435,597
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	900	1,237,431
Province of Alberta Canada
2.050%, 06/01/30	CAD	3,000	2,418,793

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of British Columbia Canada
1.550%, 06/18/31	CAD	3,300	$2,538,113
5.400%, 06/18/35	CAD	400	440,168
Province of Manitoba Canada
2.050%, 06/02/30	CAD	1,200	973,307
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	1,000	806,785
Province of Ontario Canada
5.600%, 06/02/35	CAD	2,200	2,443,027
Province of Quebec Canada
1.900%, 09/01/30	CAD	3,200	2,571,299
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	3,000	2,466,094

TOTAL CANADA			17,026,795

FINLAND — (0.8%)
OP Corporate Bank PLC
0.100%, 11/16/27	EUR	1,000	1,193,959

FRANCE — (4.3%)
Banque Federative du Credit Mutuel SA
1.250%, 06/03/30	EUR	500	628,397
BNP Paribas SA
1.375%, 05/28/29	EUR	500	636,239
BPCE SA
0.250%, 01/14/31	EUR	500	578,216
Electricite de France SA
6.125%, 06/02/34	GBP	300	596,736
SNCF Reseau
5.250%, 12/07/28	GBP	750	1,343,499
5.250%, 01/31/35	GBP	350	694,550
Societe Generale SA
0.750%, 01/25/27	EUR	500	606,596
Societe Nationale SNCF SA
1.500%, 02/02/29	EUR	900	1,183,562

TOTAL FRANCE			6,267,795

GERMANY — (2.2%)
Allianz Finance II BV
1.500%, 01/15/30	EUR	900	1,198,301
Bayer Capital Corp BV
2.125%, 12/15/29	EUR	500	668,840

125

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CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Daimler International Finance B.V.
0.625%, 05/06/27	EUR	500	$615,755
Fresenius Medical Care US Finance III, Inc.
Ω 2.375%, 02/16/31		750	722,593

TOTAL GERMANY			3,205,489

ITALY — (0.4%)
Intesa Sanpaolo SpA
2.500%, 01/15/30	GBP	400	560,320

JAPAN — (1.1%)
Aircastle, Ltd.
Ω 2.850%, 01/26/28		400	392,611
Japan Government Twenty Year Bond
1.500%, 03/20/34	JPY	70,000	745,411
1.200%, 09/20/35	JPY	40,000	413,930

TOTAL JAPAN			1,551,952

LUXEMBOURG — (0.3%)
ArcelorMittal SA
4.550%, 03/11/26		350	388,597

NETHERLANDS — (1.3%)
Cooperatieve Rabobank UA
4.550%, 08/30/29	GBP	700	1,208,612
ING Groep NV
2.000%, 09/20/28	EUR	500	666,446

TOTAL NETHERLANDS			1,875,058

NEW ZEALAND — (0.5%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	800	670,179

NORWAY — (1.1%)
Kommunalbanken A.S.
1.125%, 06/14/30		1,300	1,227,418
Norway Government Bond
Ω 1.375%, 08/19/30	NOK	3,400	406,399

TOTAL NORWAY			1,633,817

SINGAPORE — (0.5%)
Singapore Government Bond
2.875%, 09/01/30	SGD	950	791,154

SPAIN — (0.4%)
Banco Santander SA
1.849%, 03/25/26		600	605,032

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.7%)
Asian Development Bank
2.350%, 06/21/27	JPY	340,000	$3,594,311
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	600	1,217,844
International Finance Corp.
3.150%, 06/26/29	AUD	2,300	1,969,959

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			6,782,114

SWITZERLAND — (1.5%)
Roche Holdings, Inc.
Ω 2.375%, 01/28/27		2,000	2,106,872

UNITED KINGDOM — (5.0%)
AstraZeneca P.L.C.
4.000%, 01/17/29		600	677,997
Barclays P.L.C.
3.250%, 01/17/33	GBP	400	606,417
BAT International Finance PLC
2.250%, 06/26/28	GBP	400	549,315
BP Capital Markets P.L.C.
0.831%, 11/08/27	EUR	500	621,984
Centrica P.L.C.
4.375%, 03/13/29	GBP	400	654,145
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	500	642,535
HSBC Holdings P.L.C.
2.625%, 08/16/28	GBP	400	583,325
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	600	1,075,117
United Kingdom Gilt
0.625%, 07/31/35	GBP	1,000	1,279,835
Vodafone Group P.L.C.
1.625%, 11/24/30	EUR	470	618,839

TOTAL UNITED KINGDOM			7,309,509

UNITED STATES — (45.4%)
AbbVie, Inc.
2.625%, 11/15/28	EUR	450	624,206
Activision Blizzard, Inc.
1.350%, 09/15/30		750	686,442
Advance Auto Parts, Inc.
3.900%, 04/15/30		650	710,431
AECOM
5.125%, 03/15/27		350	389,375

126

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Alphabet, Inc.
1.100%, 08/15/30		2,000	$1,857,785
Amazon.com, Inc.
1.200%, 06/03/27		2,000	1,986,391
American Campus Communities Operating Partnership L.P.
3.875%, 01/30/31		650	707,720
American International Group, Inc.
6.250%, 05/01/36		500	676,043
American Water Capital Corp.
3.450%, 06/01/29		600	660,377
Amgen, Inc.
4.000%, 09/13/29	GBP	356	582,645
Anthem, Inc.
2.875%, 09/15/29		650	678,667
Apple, Inc.
3.200%, 05/11/27		1,500	1,650,518
1.650%, 05/11/30		845	820,750
AT&T, Inc.
4.350%, 03/01/29		600	681,024
Atmos Energy Corp.
1.500%, 01/15/31		750	697,422
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		2,000	1,982,118
Biogen, Inc.
2.250%, 05/01/30		700	680,772
BlackRock, Inc.
1.900%, 01/28/31		2,000	1,956,988
Booking Holdings, Inc.
3.550%, 03/15/28		600	655,785
Boston Properties LP
3.250%, 01/30/31		700	733,317
Broadcom, Inc.
5.000%, 04/15/30		550	632,581
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		650	716,499
Capital One Financial Corp.
1.650%, 06/12/29	EUR	500	634,865
Cigna Corp.
4.375%, 10/15/28		600	687,172
Clorox Co. (The)
1.800%, 05/15/30		700	677,105
Comcast Corp.
5.500%, 11/23/29	GBP	350	632,805
Costco Wholesale Corp.
1.750%, 04/20/32		1,400	1,349,740
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	708,059

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Crown Castle International Corp.
3.800%, 02/15/28		600	$658,911
CVS Health Corp.
3.250%, 08/15/29		650	692,978
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	683,846
Discover Bank
4.650%, 09/13/28		600	693,962
DXC Technology Co.
4.750%, 04/15/27		600	681,244
Edison International
4.125%, 03/15/28		650	701,206
Equinix, Inc.
2.150%, 07/15/30		700	673,387
ERP Operating L.P.
4.150%, 12/01/28		600	679,907
Expedia Group, Inc.
3.250%, 02/15/30		650	659,838
Fidelity National Information Services, Inc.
1.500%, 05/21/27	EUR	500	637,866
Ford Motor Credit Co. LLC
4.134%, 08/04/25		350	368,813
GATX Corp.
4.700%, 04/01/29		600	695,260
General Electric Co.
1.875%, 05/28/27	EUR	500	650,192
General Motors Financial Co., Inc.
5.650%, 01/17/29		600	719,949
Goldman Sachs Group, Inc. (The)
3.125%, 07/25/29	GBP	400	608,702
Graphic Packaging International LLC
Ω 3.500%, 03/15/28		350	348,107
Hanesbrands, Inc.
4.625%, 05/15/24		350	368,473
HCA, Inc.
5.375%, 02/01/25		350	390,050
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		650	741,311
Honeywell International, Inc.
2.250%, 02/22/28	EUR	450	617,722
Howmet Aerospace, Inc.
6.875%, 05/01/25		300	348,000
Humana, Inc.
3.125%, 08/15/29		650	685,982
International Business Machines Corp.
1.750%, 03/07/28	EUR	500	663,003

127

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Jabil Inc.
1.700%, 04/15/26		700	$701,172
Kimco Realty Corp.
1.900%, 03/01/28		700	691,399
Kinder Morgan Energy Partners L.P.
6.950%, 01/15/38		500	681,043
Kraft Heinz Foods Co.
4.625%, 01/30/29		350	394,366
Lear Corp.
3.800%, 09/15/27		650	714,710
Marriott International, Inc.
4.000%, 04/15/28		650	700,452
MGM Resorts International
4.625%, 09/01/26		350	368,375
Mosaic Co. (The)
4.050%, 11/15/27		800	893,090
Motorola Solutions, Inc.
2.300%, 11/15/30		700	676,486
MPLX LP
1.750%, 03/01/26		700	704,266
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	652,271
NextEra Energy Operating Partners L.P.
Ω 4.250%, 07/15/24		400	424,000
NIKE, Inc.
2.850%, 03/27/30		3,000	3,194,137
NOV, Inc.
3.600%, 12/01/29		400	404,418
OneMain Finance Corp.
7.125%, 03/15/26		300	350,625
ONEOK, Inc.
6.350%, 01/15/31		300	378,472
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30		350	360,486
PPG Industries, Inc.
2.800%, 08/15/29		650	680,764
Principal Financial Group, Inc.
3.700%, 05/15/29		177	196,146
PulteGroup, Inc.
5.500%, 03/01/26		350	411,050
Radian Group, Inc.
4.500%, 10/01/24		350	368,375
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	269,321
Royalty Pharma P.L.C.
Ω 2.200%, 09/02/30		750	716,399
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		350	365,927

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Sherwin-Williams Co. (The)
2.950%, 08/15/29		650	$684,472
Southwest Airlines Co.
5.125%, 06/15/27		600	701,788
Stryker Corp.
2.125%, 11/30/27	EUR	500	667,268
The TJX Cos. Inc. (The)
1.150%, 05/15/28		700	668,644
Thermo Fisher Scientific, Inc.
1.950%, 07/24/29	EUR	500	667,083
Toll Brothers Finance Corp.
3.800%, 11/01/29		350	372,575
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/24		350	389,112
Truist Financial Corp.
1.950%, 06/05/30		1,000	981,475
Twitter, Inc.
Ω 3.875%, 12/15/27		300	315,750
US Bancorp
1.375%, 07/22/30		750	703,895
Verizon Communications, Inc.
1.375%, 11/02/28	EUR	500	646,888
Vontier Corp.
Ω 1.800%, 04/01/26		350	349,080
Walmart, Inc.
5.625%, 03/27/34	GBP	600	1,218,669
Waste Management, Inc.
1.150%, 03/15/28		700	669,311
Wells Fargo & Co.
3.500%, 09/12/29	GBP	400	620,612
Western Digital Corp.
4.750%, 02/15/26		350	388,063
Western Power Distribution West Midlands P.L.C.
5.750%, 04/16/32	GBP	300	567,280
Westlake Chemical Corp.
1.625%, 07/17/29	EUR	500	625,506

TOTAL UNITED STATES			65,961,532

TOTAL BONDS			126,276,084

U.S. TREASURY OBLIGATIONS — (4.8%)
U.S. Treasury Notes
0.750%, 04/30/26		7,000	6,967,188

TOTAL INVESTMENT SECURITIES (Cost $145,680,288)			145,199,837

TOTAL INVESTMENTS — (100.0%) (Cost $145,680,288)			$145,199,837

128

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2021, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	25,616,619	GBP	26,700,172	Citibank, N.A.	05/28/21	$180,953
USD	404,130	AUD	520,278	State Street Bank and Trust	05/28/21	3,290
USD	3,614,248	JPY	393,113,528	State Street Bank and Trust	07/02/21	15,563
USD	18,817,833	EUR	15,539,083	Citibank, N.A.	07/28/21	103,250
USD	885,421	EUR	729,062	State Street Bank and Trust	07/28/21	7,371

Total Appreciation						$310,427
USD	14,219,880	CAD	17,627,828	Citibank, N.A.	05/28/21	$(122,240)
USD	1,161,533	JPY	126,899,745	Citibank, N.A.	07/02/21	(147)

Total (Depreciation)						$(122,387)

Total Appreciation (Depreciation)						$188,040

As of April 30, 2021, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.725%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	$10,271	$10,271
Bank of America Corp	2.665%	Fixed	CPI	Maturity	USD	6,000,000	04/30/26	—	—	2,333	2,333
Bank of America Corp	2.648%	Fixed	CPI	Maturity	USD	5,000,000	04/29/26	—	—	6,779	6,779
Bank of America Corp	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	12,852	12,852

Total Appreciation										$32,235	$32,235
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	6,000,000	04/30/24	—	—	(3,154)	(3,154)
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	(1,583)	(1,583)
Bank of America Corp	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	(15,178)	(15,178)
Bank of America Corp	2.620%	Fixed	CPI	Maturity	USD	10,000,000	04/30/28	—	—	(10,987)	(10,987)
Bank of America Corp	2.558%	Fixed	CPI	Maturity	USD	9,000,000	04/30/31	—	—	(12,839)	(12,839)
Bank of America Corp	2.550%	Fixed	CPI	Maturity	USD	5,000,000	05/04/31	—	—	(3,280)	(3,280)
Bank of America Corp	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	(5,077)	(5,077)
Bank of America Corp	2.535%	Fixed	CPI	Maturity	USD	4,000,000	04/29/36	—	—	(23,525)	(23,525)
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	(15,926)	(15,926)

129

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A	2.807	% Fixed	CPI	Maturity	USD 11,000,000	05/03/24	—	—	$(21,176)	$(21,176)

Total (Depreciation)									$(112,725)	$(112,725)

Total Appreciation (Depreciation)									$(80,490)	$(80,490)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$11,956,565	—	$11,956,565
Bonds
Australia	—	6,822,446	—	6,822,446
Belgium	—	1,523,464	—	1,523,464
Canada	—	17,026,795	—	17,026,795
Finland	—	1,193,959	—	1,193,959
France	—	6,267,795	—	6,267,795
Germany	—	3,205,489	—	3,205,489
Italy	—	560,320	—	560,320
Japan	—	1,551,952	—	1,551,952
Luxembourg	—	388,597	—	388,597
Netherlands	—	1,875,058	—	1,875,058
New Zealand	—	670,179	—	670,179
Norway	—	1,633,817	—	1,633,817
Singapore	—	791,154	—	791,154
Spain	—	605,032	—	605,032
Supranational Organization Obligations	—	6,782,114	—	6,782,114
Switzerland	—	2,106,872	—	2,106,872
United Kingdom	—	7,309,509	—	7,309,509
United States	—	65,961,532	—	65,961,532
U.S. Treasury Obligations	—	6,967,188	—	6,967,188
Forward Currency Contracts**	—	188,040	—	188,040
Swap Agreements**	—	(80,490)	—	(80,490)

TOTAL	—	$145,307,387	—	$145,307,387

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

130

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama Highway Finance Corp. (RB) Series A
4.000%, 08/01/21	1,165	$1,175,888
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,438,856

TOTAL ALABAMA		3,614,744

ALASKA — (0.5%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	900	914,236
5.000%, 09/01/23	600	666,715
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,872,431
TOTAL ALASKA		4,453,382
ARIZONA — (0.8%)
Arizona Department of Transportation State Highway Fund Revenue (RB) Series A
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	900	906,994
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,000	4,226,358
City of Tucson (GO) Series A
5.000%, 07/01/22	500	528,295
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	689,902
Maricopa County Union High School District No. 210-Phoenix (GO) Series B
5.000%, 07/01/21	495	498,830
Scottsdale Municipal Property Corp. (RB) Series A
3.000%, 07/01/21	805	808,733

TOTAL ARIZONA		7,659,112

	Face Amount^	Value†
	(000)
ARKANSAS — (0.8%)
Arkansas State (GO)
5.000%, 10/01/21	7,195	$7,339,489

CALIFORNIA — (4.3%)
California State (GO)
5.000%, 08/01/26	9,000	11,111,648
3.500%, 08/01/27	1,500	1,761,133
5.000%, 08/01/27	4,000	5,062,772
California State (GO) Series B
5.000%, 09/01/25	3,140	3,769,416
City of Los Angeles (RN)
4.000%, 06/24/21	8,000	8,044,293
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	1,485	1,503,464
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	6,935	7,661,080
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,076,621

TOTAL CALIFORNIA		39,990,427

COLORADO — (3.3%)
City & County of Denver (GO) Series C
5.000%, 08/01/21	785	794,330
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,726,168
Colorado State (RN)
4.000%, 06/25/21	15,000	15,084,678
Colorado State Education Loan Program (RN) Series A
3.000%, 06/29/21	5,000	5,022,623
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	1,049,246
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,277,356

131

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CONTINUED

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Jefferson County School
District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	$1,177,585
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,659,965

TOTAL COLORADO		30,791,951

CONNECTICUT — (0.4%)
City of Danbury (GO) (BAN)
2.000%, 07/15/21	1,000	1,003,798
City of Middletown (GO)
5.000%, 04/01/23	950	1,038,533
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,516,089

TOTAL CONNECTICUT		3,558,420

DELAWARE — (0.6%)
Delaware State (GO)
5.000%, 03/01/22	1,000	1,040,568
New Castle County (GO)
5.000%, 10/01/23	2,275	2,540,119
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,535,169

TOTAL DELAWARE		5,115,856

DISTRICT OF COLUMBIA — (1.3%)
District of Columbia (GO) Series D
5.000%, 06/01/21	1,250	1,254,610
District of Columbia (GO) Series E
5.000%, 06/01/21	2,550	2,559,406
5.000%, 06/01/26	1,875	2,305,432
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,699,387

TOTAL DISTRICT OF COLUMBIA		11,818,835

FLORIDA — (2.4%)
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	6,123,345

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO)
5.000%, 07/01/24	500	$575,371
Florida State (GO) Series A
5.000%, 06/01/21	1,500	1,505,544
5.000%, 07/01/21	2,030	2,045,840
5.000%, 06/01/23	700	770,877
Florida State (GO) Series B
5.000%, 06/01/23	650	715,814
5.000%, 06/01/25	3,000	3,565,192
Florida State (GO) Series C
5.000%, 06/01/21	2,000	2,007,392
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,216,651
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	1,500	1,529,747
School District of Broward County (RN)
2.000%, 06/30/21	880	882,674

TOTAL FLORIDA		21,938,447

GEORGIA — (2.1%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,478,539
5.000%, 07/01/27	8,000	10,131,206
Georgia State (GO) Series C
5.000%, 10/01/21	1,000	1,020,166
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,682,371
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,763,720
Henry County (GO)
5.000%, 05/01/21	550	550,000
5.000%, 05/01/22	400	419,463

TOTAL GEORGIA		19,045,465

HAWAII — (1.0%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,399,446
5.000%, 10/01/25	450	540,194
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	321,765
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,074,619

132

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CONTINUED

	Face Amount^	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	$1,973,168
Hawaii State (GO) Series GA
5.000%, 10/01/21	1,600	1,631,864
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,357,030
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	337,873

TOTAL HAWAII		9,635,959

IOWA — (0.3%)
City of West Des Moines (GO) Series A
5.000%, 06/01/21	2,735	2,744,878

KANSAS — (1.3%)
City of Lawrence (GO) (BAN) Series I
4.500%, 05/01/22	5,000	5,218,101
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	609,570
City of Merriam (GO)
5.000%, 10/01/25	200	240,183
City of Wichita (GO) (BAN) Series 304
4.500%, 10/15/21	2,500	2,549,131
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,496,134
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,855,682

TOTAL KANSAS		11,968,801

KENTUCKY — (0.7%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,615,393
5.000%, 12/01/25	3,800	4,578,943

TOTAL KENTUCKY		6,194,336

LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	264,560
5.000%, 08/01/23	1,100	1,218,640

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	$616,825

TOTAL LOUISIANA		2,100,025

MAINE — (0.2%)
Cumberland County (GO) (TAN)
1.500%, 11/05/21	1,000	1,007,024
Maine State (GO) Series B
5.000%, 06/01/23	495	544,575

TOTAL MAINE		1,551,599

MARYLAND — (10.2%)
Anne County Arundel (GO)
5.000%, 04/01/22	1,105	1,154,250
5.000%, 04/01/23	4,000	4,371,964
Baltimore County (GO)
5.000%, 08/01/21	500	505,930
3.000%, 11/01/24	5,015	5,479,496
Baltimore County (GO) (BAN)
4.000%, 03/23/22	15,000	15,519,626
Charles County (GO)
5.000%, 10/01/21	1,200	1,224,149
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	690,792
County of Prince George’s MD (GO) Series B
4.000%, 07/15/22	1,000	1,046,651
Harford County (GO)
4.000%, 10/01/22	1,750	1,846,026
Howard County (GO) Series A
5.000%, 08/15/22	800	850,152
5.000%, 02/15/28	3,000	3,853,182
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,533,148
5.000%, 02/15/25	8,390	9,869,106
Maryland State (GO) Series A
5.000%, 08/01/21	1,000	1,011,885
5.000%, 03/15/28	7,000	9,003,715
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,939,287
5.000%, 08/01/26	6,500	8,006,113
Montgomery County (GO) Series A
4.000%, 08/01/22	5,000	5,242,550

133

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CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	$8,478,502
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,137,704
Prince County George’s (GO) Series A
5.000%, 07/15/21	240	242,323
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,958,410
3.000%, 06/01/26	2,080	2,338,807

TOTAL MARYLAND		94,303,768

MASSACHUSETTS — (6.9%)
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,212,390
City of Quincy (GO) (BAN)
2.000%, 06/11/21	5,000	5,010,236
1.500%, 01/14/22	5,000	5,048,774
City of Somerville (GO) (BAN) Series A
2.000%, 06/04/21	8,000	8,012,943
City of Worcester (GO) (BAN)
2.000%, 02/01/22	10,000	10,139,844
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	500	506,245
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,372,772
5.000%, 08/01/24	1,360	1,567,517
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,273,810
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,902,009
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21) 1,530		1,563,582

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	$11,830,101
Town of East Bridgewater (GO)
5.000%, 04/15/22	1,585	1,658,667
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,196,528
Town of Sharon (GO)
5.000%, 02/15/22	1,390	1,443,016
Town of Watertown (GO)
5.000%, 04/15/22	2,405	2,516,543
5.000%, 04/15/23	1,895	2,074,415

TOTAL MASSACHUSETTS		63,329,392

MICHIGAN — (0.6%)
Ann Arbor School District (GO) (Q-SBLF)
3.000%, 05/01/21	3,485	3,485,000
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,775,500

TOTAL MICHIGAN		5,260,500

MINNESOTA — (3.0%)
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	7,095,698
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	8,372,792
5.000%, 08/01/28	6,000	7,810,766
Minnesota State (GO) Series B
2.000%, 08/01/21	1,500	1,506,957
2.000%, 08/01/22	1,300	1,330,806
Minnesota State (GO) Series D
5.000%, 08/01/21	1,200	1,214,262
Ramsey County (GO) Series A
5.000%, 02/01/23	450	488,278

TOTAL MINNESOTA		27,819,559

MISSOURI — (1.0%)
City of Kansas (GO) Series A
3.000%, 02/01/22	2,495	2,548,062
3.000%, 02/01/23	1,980	2,077,404
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,723,299

134

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CONTINUED

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	$2,148,236

TOTAL MISSOURI		9,497,001

NEBRASKA — (1.2%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,563,959
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,628,884
5.000%, 12/15/26	3,975	4,958,849
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	570	588,414

TOTAL NEBRASKA		10,740,106

NEVADA — (2.7%)
City of Henderson NV (GO)
5.000%, 06/01/21	600	602,208
Clark County (GO) Series B
5.000%, 11/01/24	8,665	10,062,138
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,671,313
Washoe County School District (GO) Series F
5.000%, 06/01/21	900	903,313

TOTAL NEVADA		25,238,972

NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,237,061

NEW JERSEY — (4.3%)
Bergen County (GO) (BAN)
2.000%, 06/10/21	2,000	2,003,810
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,133,050
City of Jersey City (GO) (BAN) Series A
1.500%, 01/12/22	15,500	15,646,752
City of Jersey City (GO) (BAN) Series C-D
2.000%, 06/17/21	2,000	2,004,592
Mercer County (GO) (BAN) Series A
2.000%, 06/10/21	3,000	3,005,700

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Middlesex County (GO) (BAN)
2.000%, 06/03/21	5,000	$5,007,744
New Jersey Institute of Technology (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,860	5,132,096
New Jersey Transportation Trust Fund Authority (RB) Series B
¤ 5.250%, 06/15/24 (Pre-refunded @ $100, 6/15/21)	1,000	1,005,816
Parsippany Troy Hills TWP N J (GO) (BAN)
2.000%, 11/11/21	2,885	2,913,297
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	1,515	1,524,524

TOTAL NEW JERSEY		39,377,381

NEW MEXICO — (0.7%)
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,846,407

NEW YORK — (6.0%)
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,000	1,001,910
5.000%, 08/01/26	4,150	5,089,884
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,691,278
City of New York (GO) Series J
5.000%, 08/01/22	650	689,428
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	1,001,491
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,001,942
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	586,609

135

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	$3,170,130
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	2,500	2,595,352
5.000%, 02/15/24	700	792,328
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	17,482,889
New York State Dormitory Authority (RB) Series E-GRP 1
5.000%, 03/15/27	7,000	8,741,445
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,365,396
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	719,332

TOTAL NEW YORK		55,929,414

NORTH CAROLINA — (3.0%)
City of Charlotte NC Water & Sewer System Revenue (RB)
5.000%, 07/01/21	1,800	1,813,987
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	1,595,642
Gaston County (GO)
5.000%, 02/01/26	2,500	3,028,491
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,415,202
Mecklenburg County (GO) Series A
5.000%, 04/01/22	3,750	3,917,843
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	650	675,143
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	985	1,036,733

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO)
5.000%, 09/01/24	4,000	$4,628,819
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,871,512

TOTAL NORTH CAROLINA		27,983,372

OHIO — (4.7%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	2,640	2,813,207
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	5,031,736
City of Columbus (GO) Series A
5.000%, 04/01/22	610	637,245
4.000%, 08/15/25	3,500	4,040,081
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,440,382
Franklin County (GO)
5.000%, 06/01/21	1,830	1,836,736
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,338,303
5.000%, 09/01/28	2,500	3,246,280
Ohio State (GO) Series B
5.000%, 09/01/27	9,300	11,796,299
5.000%, 09/15/27	3,500	4,443,808
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	736,843
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,900,876

TOTAL OHIO		43,261,796

OKLAHOMA — (0.1%)
City of Tulsa (GO)
5.000%, 03/01/22	1,000	1,040,482

OREGON — (1.3%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,985,115
City of Salem (GO)
5.000%, 06/01/22	435	458,041

136

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
5.000%, 06/01/23	875	$963,211
Clackamas County (GO)
3.000%, 06/01/21	1,000	1,002,181
3.000%, 06/01/22	470	484,640
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,769,708
Oregon State (GO) Series A
5.000%, 05/01/21	800	800,000
Oregon State (GO) Series D
5.000%, 06/01/22	540	568,422
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,208,043

TOTAL OREGON		12,239,361

PENNSYLVANIA — (0.4%)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	3,925	4,099,200

RHODE ISLAND — (0.5%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	3,230	3,426,343
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,331,932

TOTAL RHODE ISLAND		4,758,275

SOUTH CAROLINA — (3.7%)
Beaufort County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	640	660,632
Charleston County
0.000%, 05/11/22	11,000	11,427,487
Clemson University (RB) Series B
5.000%, 05/01/25	750	881,548
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	9,530	10,032,654
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,121,270
Richland County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	620	640,040

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
5.000%, 03/01/26	1,870	$2,279,247
Richland County School
District No. 1 (GO) (SCSDE) Series C
5.000%, 03/01/23	1,745	1,900,863
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,349,608

TOTAL SOUTH CAROLINA		34,293,349

TENNESSEE — (3.7%)
City of Kingsport (GO) Series A
5.000%, 09/01/21	510	518,135
City of Knoxville Wastewater System Revenue (RB) Series A
4.000%, 04/01/22	2,000	2,071,172
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/22	1,225	1,274,591
5.000%, 03/01/23	1,265	1,377,502
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	5,000	5,038,691
5.000%, 01/01/26	5,000	6,046,138
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/22	2,000	2,064,341
5.000%, 01/01/23	1,450	1,566,684
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,462,396
Shelby County (GO)
5.000%, 04/01/25	5,000	5,901,464
Sumner County (GO)
5.000%, 06/01/21	650	652,387
5.000%, 12/01/21	900	925,343
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,998,712

TOTAL TENNESSEE		33,897,556

TEXAS — (12.9%)
Amarillo Tex (GO)
4.000%, 02/15/22	800	824,401

137

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO)
5.000%, 06/15/21	2,575	$2,589,392
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,000	1,038,382
City of Arlington (GO)
5.000%, 08/15/25	1,000	1,194,860
City of Dallas (GO)
5.000%, 02/15/22	1,000	1,037,979
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,613,846
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/21	245	249,930
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	2,348,459
City of Garland (GO) Series A
5.000%, 02/15/24	400	452,001
City of Houston (RN)
5.000%, 06/30/21	4,000	4,030,758
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	6,226,081
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,341,076
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,804,314
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	931,571
5.000%, 02/01/26	2,850	3,448,008
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,573,109
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	245	247,006
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	1,675	1,688,716

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	$3,506,335
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	250	252,748
4.000%, 08/15/22	325	341,259
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,742,646
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,390,724
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,000	2,076,604
5.000%, 02/15/27	1,000	1,249,483
Magnolia Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	500	506,899
North Texas Tollway Authority (RB) Series D
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	2,000	2,033,192
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,415,298
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,521,563
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	530	532,471
Texas State (RN)
4.000%, 08/26/21	7,430	7,521,385
Texas State (GO)
5.000%, 10/01/23	4,200	4,689,451
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	3,000	3,060,371
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	12,500	14,929,870
5.000%, 08/15/26	3,850	4,745,212

TOTAL TEXAS		119,155,400

138

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CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (0.7%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	$1,407,606
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,100,812
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/21	700	704,332
4.000%, 07/01/22	1,015	1,060,814
Tooele County School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/22	650	684,211
Utah State (GO) Series B
5.000%, 07/01/21	620	624,838
Weber School District (GO) (SCH BD GTY)
5.000%, 06/15/21	650	653,633

TOTAL UTAH		6,236,246

VIRGINIA — (4.0%)
5.000%, 08/15/27	7,820	9,946,221
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	5,134,084
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,336,985
City of Manassas (GO) (ST AID WITHHLDG) Series C
5.000%, 07/01/21	1,040	1,048,081
City of Newport News Water Revenue (RB)
5.000%, 07/15/22	2,905	3,075,995
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/24	3,000	3,474,354
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	4,000	4,220,072
5.000%, 10/01/26	5,535	6,880,874
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	665,286

TOTAL VIRGINIA		36,781,952

WASHINGTON — (3.5%)
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,412,537

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Spokane (GO)
5.000%, 12/01/25	1,165	$1,403,221
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	220	227,033
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	521,370
King County (GO) Series A
5.000%, 12/01/25	1,830	2,206,968
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,640,602
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	996,312
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	255	260,730
5.000%, 12/01/22	2,080	2,239,668
Port of Seattle (GO)
5.000%, 06/01/21	3,150	3,161,546
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	200	205,667
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,823,793
Washington State (GO) Series A
5.000%, 08/01/21	500	505,943
Washington State (GO) Series C
5.000%, 02/01/25	1,930	2,265,622
Washington State (GO) Series R-2012C
4.000%, 07/01/21	150	150,931
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	6,075,327
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	3,950	4,257,137

TOTAL WASHINGTON		32,354,407

139

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CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (4.1%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	$7,140,311
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,871,603
5.000%, 04/01/28	9,990	12,632,680
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	694,217
City of Waukesha (GO) Series B
2.000%, 10/01/22	450	461,836
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,752,770
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	241,482
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,098,773

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	$4,680,092
Wisconsin State (GO) Series 2
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,500	3,669,584
Wisconsin State (GO) Series A
5.000%, 05/01/21	990	990,000
5.000%, 05/01/22	1,950	2,045,084

TOTAL WISCONSIN		38,278,432

TOTAL MUNICIPAL BONDS Cost ($887,421,426)		924,481,115

TOTAL INVESTMENTS — (100.0%) (Cost $887,421,426)		$924,481,115

As of April 30, 2021, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	$48,556	$48,556
Bank of America Corp	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	61,527	61,527
Bank of America Corp	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	92,227	92,227
Bank of America Corp	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	7,110	7,110
Bank of America Corp	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	38,451	38,451
Bank of America Corp	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	37,505	37,505
Bank of America Corp	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	242,739	242,739
Bank of America Corp	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	112,639	112,639
Bank of America Corp	2.192%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	155,837	155,837
Bank of America Corp	2.186%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	314,580	314,580
Bank of America Corp	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	331,917	331,917
Bank of America Corp	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	437,746	437,746

140

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	$352,771	$352,771
Bank of America Corp	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	453,380	453,380
Bank of America Corp	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	470,315	470,315
Bank of America Corp	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	749,188	749,188
Bank of America Corp	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	458,421	458,421
Bank of America Corp	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	258,780	258,780
Bank of America Corp	1.743%	Fixed	CPI	Maturity	USD	24,000,000	08/14/22	—	—	745,938	745,938
Bank of America Corp	1.723%	Fixed	CPI	Maturity	USD	8,000,000	08/18/22	—	—	247,572	247,572
Bank of America Corp	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	496,559	496,559
Bank of America Corp	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	379,830	379,830
Bank of America Corp	1.680%	Fixed	CPI	Maturity	USD	23,000,000	08/07/22	—	—	763,058	763,058
Bank of America Corp	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	403,768	403,768
Bank of America Corp	1.609%	Fixed	CPI	Maturity	USD	17,000,000	06/24/21	—	—	562,385	562,385
Bank of America Corp	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	589,689	589,689
Bank of America Corp	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	127,298	127,298
Citibank, N.A	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	41,720	41,720
Citibank, N.A	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	14,512	14,512
Citibank, N.A	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	130,066	130,066
Citibank, N.A	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	157,398	157,398
Citibank, N.A	2.215%	Fixed	CPI	Maturity	USD	13,000,000	01/12/22	—	—	125,685	125,685
Citibank, N.A	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	90,456	90,456
Citibank, N.A	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	224,932	224,932
Citibank, N.A	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	571,386	571,386
Citibank, N.A	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	196,522	196,522
Citibank, N.A	2.112%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	150,395	150,395
Citibank, N.A	2.112%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	527,983	527,983
Citibank, N.A	2.102%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	340,527	340,527
Citibank, N.A	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	458,050	458,050
Citibank, N.A	2.088%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	216,088	216,088
Citibank, N.A	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	368,540	368,540
Citibank, N.A	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	452,236	452,236
Citibank, N.A	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	454,629	454,629
Citibank, N.A	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	222,924	222,924
Citibank, N.A	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	969,574	969,574
Citibank, N.A	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	743,230	743,230
Citibank, N.A	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	797,507	797,507
Citibank, N.A	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	436,862	436,862
Citibank, N.A	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	823,850	823,850
Citibank, N.A	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	290,706	290,706
Citibank, N.A	1.577%	Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	288,644	288,644
Citibank, N.A	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	492,314	492,314
Citibank, N.A	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	1,022,628	1,022,628
Citibank, N.A	1.481%	Fixed	CPI	Maturity	USD	17,000,000	08/18/21	—	—	607,647	607,647
Citibank, N.A	1.455%	Fixed	CPI	Maturity	USD	20,000,000	01/30/22	—	—	299,521	299,521

141

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A	1.253%	Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	$669,246	$669,246
Citibank, N.A	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	1,475,715	1,475,715
Citibank, N.A	0.485%	Fixed	CPI	Maturity	USD	11,000,000	05/28/22	—	—	477,796	477,796

Total Appreciation										$23,079,075	$23,079,075
Bank of America Corp	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	(8,360)	(8,360)
Citibank, N.A	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	(30,279)	(30,279)

Total (Depreciation)										$(38,639)	$(38,639)

Total Appreciation (Depreciation)										$23,040,436	$23,040,436

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$924,481,115	—	$924,481,115
Swap Agreements**	—	23,040,436	—	23,040,436

TOTAL.	—	$947,521,551	—	$947,521,551

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

142

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$273,606
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	306,216
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	110,857
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	500	509,853
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	1,320	1,346,011
Baldwin Park Unified School District (GO)
2.000%, 08/01/21	130	130,606
2.000%, 08/01/22	60	61,414
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,551,326
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	274,540
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	883,557
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	153,573
Burbank Unified School District (GO)
5.000%, 08/01/24	565	646,864
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	352,397

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority Series D
¤ 5.250%, 08/15/31	5,245	$5,320,443
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	127,850
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	2,000	2,074,230
California State (GO)
5.000%, 09/01/21	500	507,992
5.000%, 11/01/21	1,000	1,024,180
5.000%, 10/01/22	1,000	1,069,089
5.000%, 08/01/23	585	648,654
5.000%, 10/01/25	1,700	2,046,520
5.000%, 08/01/26	4,920	6,074,367
4.000%, 11/01/26	1,735	2,064,048
3.500%, 08/01/27	2,835	3,328,541
5.000%, 08/01/27	4,200	5,315,911
5.000%, 11/01/27	200	254,762
5.000%, 08/01/28	730	944,940
California State (GO) Series B
5.000%, 09/01/26	2,015	2,493,952
California State (GO) (AMBAC)
5.000%, 02/01/27	625	780,519
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,779,064
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	906,234

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	1,675	$1,756,502
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	995,778
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,331,254
California State University (RB) Series A
4.000%, 11/01/21	1,210	1,233,372
5.000%, 11/01/21	250	256,058
5.000%, 11/01/23	375	420,043
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	210,615
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	383,460
City & County of San Francisco (GO) Series A
5.000%, 06/15/21	1,195	1,201,679
5.000%, 06/15/24	800	919,580
City & County of San
Francisco (GO) Series E
5.000%, 06/15/22	200	210,907
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	251,397
City of Berkeley (RN)
1.750%, 07/27/21	1,500	1,505,843
City of Grover Beach (GO)
5.000%, 09/01/22	390	415,405
5.000%, 09/01/26	345	426,390
5.000%, 09/01/27	445	565,394
City of Los Angeles (RN)
4.000%, 06/24/21	3,200	3,217,717
City of Pacifica COP
5.000%, 01/01/24	250	281,935
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,224,222
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	317,735

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	$721,958
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/37 (Pre-refunded @ $100, 5/1/22)	2,500	2,621,645
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	264,712
5.000%, 11/01/26	150	185,738
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	335,253
5.000%, 09/01/22	1,000	1,064,726
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	237,941
Coast Community College District (GO) Series A
5.000%, 08/01/21	400	404,764
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	628,519
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	200	212,183
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,116,258
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	541,043
Desert Community College District (GO)
3.000%, 08/01/21	1,350	1,359,556
4.000%, 08/01/22	200	209,728
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	411,980
Dixie School District (GO)
5.000%, 08/01/21	500	505,955

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
El Monte Union High School District (GO)
5.000%, 06/01/24	250	$284,133
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	460,707
Emery Unified School District (GO)
5.000%, 08/01/27	600	763,627
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	859,693
Fremont Unified School District/Alameda County (GO) Series D
3.000%, 08/01/21	1,000	1,007,029
Fresno County (RN)
5.000%, 06/30/21	2,000	2,015,574
Grossmont Healthcare District (GO) Series B
¤ 6.125%, 07/15/40 (Pre-refunded @ $100, 7/15/21)	500	505,949
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,103,004
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	202,382
Hartnell Community College District (GO) Series B
4.000%, 08/01/21	170	171,614
Kern High School District (GO) Series E
4.000%, 08/01/24	200	223,446
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	1,260	1,271,869
Los Angeles Community College District (GO) Series B-1
5.000%, 08/01/21	4,000	4,047,640
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	381,930
5.000%, 06/01/26	530	651,369

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB)
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	1,000	$1,007,722
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,690,929
5.000%, 07/01/24	600	690,650
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	570	681,151
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	745	754,263
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	400	403,115
5.000%, 07/01/24	250	288,028
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/21	365	367,842
Los Angeles Department of Water (RB) Series C
5.000%, 07/01/21	255	256,986
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	492,846
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	335	412,759
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,269,172
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	500	503,885
5.000%, 07/01/24	425	489,065
5.000%, 07/01/26	1,085	1,334,976
5.000%, 07/01/27	480	606,877
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	221,257

145

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District/CA Series D
5.000%, 07/01/21	1,350	$1,360,490
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,076,621
Los Rios Community College District (GO) Series D
4.000%, 08/01/21	1,945	1,963,466
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	300	309,733
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	472,310
5.000%, 12/01/26	265	330,226
5.000%, 12/01/27	385	492,862
Milpitas Unified School District (RN)
3.000%, 06/30/21	500	502,303
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	23,810
5.000%, 08/01/26	280	343,576
5.000%, 08/01/27	130	163,905
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	141,494
Municipal Improvement Corp.of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,178,260
5.000%, 11/01/23	750	838,488
5.000%, 11/01/24	425	493,527
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	252,959
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	110	114,462
New Haven Unified School District (GO)
5.000%, 08/01/26	150	184,756
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,048,638

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	280	$318,909
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	138,101
Novato Sanitary District (RB)
5.000%, 02/01/22	340	352,426
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	209,779
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	434,668
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,275,324
Oakland Unified School District/Alameda County (GO)
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	1,800	1,828,145
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	236,807
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	161,906
Otay Water District (RB)
5.000%, 09/01/22	740	788,205
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	236,850
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	313,356
Palomar Community College District (GO)
5.000%, 05/01/23	200	219,241
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	647,566
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,233,460
5.000%, 08/01/21	1,585	1,603,641

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	$227,257
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	282,807
Reed Union School District (GO)
4.000%, 08/01/26	250	296,582
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	582,096
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	286,874
Riverside County (RN)
4.000%, 06/30/21	3,500	3,521,658
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	481,034
Sacramento Municipal Utility District (RB) Series X
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	750	760,154
San Buenaventura Public Facilities Financing Authority (RB) Series B
¤ 5.000%, 07/01/26 (Pre-refunded @ $100, 7/1/22)	1,160	1,225,923
San Diego Community College District (GO)
5.000%, 08/01/23	500	554,285
5.000%, 08/01/26	1,660	2,047,543
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	1,000	1,011,910
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,664,535
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,074,564

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	680	$685,306
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	2,000	2,125,236
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	610,038
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	600	634,098
San Diego Unified School District (GO) Series K-
4.000%, 07/01/21	1,500	1,509,306
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	246,423
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	605	695,371
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,505,362
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	300	316,326
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,328,237
San Francisco Unified School District (GO)
5.000%, 06/15/21	2,045	2,056,406
4.000%, 06/15/22	1,500	1,564,936
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	772,308
5.000%, 06/15/26	880	1,079,781
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	275,429
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	315	319,022
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	141,657

147

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	170	$172,171
4.000%, 09/01/22	140	147,266
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	380,183
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	130,930
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	127,271
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	491,826
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,100	1,360,664
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/21	500	504,747
Santee School District (GO)
5.000%, 08/01/24	290	335,066
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	168,465
4.000%, 08/01/25	250	288,852
5.000%, 08/01/26	250	309,242
Sequoia Union High School District (RN)
1.500%, 06/30/21	1,200	1,202,620
Sierra Joint Community College District (GO)
4.000%, 08/01/21	500	504,759
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	1,000	1,036,103
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/21	110	110,857

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	$288,624
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	490	507,878
State of California (GO)
5.000%, 09/01/22	525	559,126
5.000%, 10/01/22	500	534,545
State of California Series A
5.000%, 09/01/22	1,000	1,065,003
Sylvan Union School District (GO)
5.000%, 08/01/26	620	766,920
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	455,056
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	123,171
University of California (RB) Series AF
5.000%, 05/15/22	750	788,084
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,652,212
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,097,220
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	171,816
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	280,307

TOTAL MUNICIPAL BONDS Cost ($165,343,501)		170,464,568

TOTAL INVESTMENTS — (100.0%) (Cost $165,343,501)		$170,464,568

148

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2021, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.320%	` Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	$48,335	$48,335
Bank of America Corp	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	60,560	60,560
Bank of America Corp	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	28,761	28,761
Bank of America Corp	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	265,223	265,223
Bank of America Corp	2.062%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	78,344	78,344
Bank of America Corp	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	114,241	114,241
Bank of America Corp	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	137,781	137,781
Bank of America Corp	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	190,451	190,451
Bank of America Corp	1.495%	Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	70,660	70,660
Bank of America Corp	1.210%	Fixed	CPI	Maturity	USD	8,000,000	03/05/22	—	—	173,426	173,426
Bank of America Corp	0.870%	Fixed	CPI	Maturity	USD	4,000,000	06/15/21	—	—	109,398	109,398
Bank of America Corp	0.073%	Fixed	CPI	Maturity	USD	8,000,000	04/27/22	—	—	384,647	384,647
Citibank, N.A	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	79,638	79,638
Citibank, N.A	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	38,341	38,341
Citibank, N.A	2.143%	Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	3,720	3,720
Citibank, N.A	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	135,241	135,241
Citibank, N.A	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	211,328	211,328
Citibank, N.A	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	161,296	161,296
Citibank, N.A	1.676%	Fixed	CPI	Maturity	USD	10,000,000	01/14/22	—	—	102,150	102,150
Citibank, N.A	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	228,265	228,265
Citibank, N.A	1.475%	Fixed	CPI	Maturity	USD	4,000,000	02/11/22	—	—	60,628	60,628
Citibank, N.A	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	416,112	416,112
Citibank, N.A	0.050%	Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	240,094	240,094

Total Appreciation										$3,338,640	$3,338,640
Bank of America Corp	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	(6,257)	(6,257)
Citibank, N.A	2.312%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	(23,398)	(23,398)
Citibank, N.A	2.260%	Fixed	CPI	Maturity	USD	10,000,000	08/08/22	—	—	(52,580)	(52,580)

Total (Depreciation)										$(82,235)	$(82,235)

Total Appreciation (Depreciation)										$3,256,405	$3,256,405

149

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$170,464,568	—	$170,464,568
Swap Agreements**	—	3,256,405	—	3,256,405

TOTAL.	—	$173,720,973	—	$173,720,973

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

150

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama State (GO) Series A
5.000%, 08/01/21	1,000	$1,011,861
5.000%, 08/01/23	300	332,571
City of Birmingham Water Works Board (The) (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,167,682

TOTAL ALABAMA		2,512,114

ALASKA — (0.2%)
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	568,913
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	793,952

TOTAL ALASKA		1,362,865

ARIZONA — (1.3%)
City of Phoenix (GO)
4.000%, 07/01/21	500	503,094
City of Tucson (GO) Series A
5.000%, 07/01/23	2,000	2,208,019
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	550	552,533
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	517,439
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	1,400	1,608,423
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,000	2,381,767

TOTAL ARIZONA		7,771,275

	Face Amount^	Value†
	(000)
ARKANSAS — (0.4%)
Arkansas State (GO)
5.000%, 06/15/21	1,250	$1,257,001
5.000%, 04/01/22	1,110	1,159,473

TOTAL ARKANSAS		2,416,474

CALIFORNIA — (1.6%)
California State (GO)
3.500%, 08/01/27	5,000	5,870,443
5.000%, 10/01/27	2,000	2,542,250
California State (GO) Series B
5.000%, 09/01/26	1,195	1,479,043
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	154,626

TOTAL CALIFORNIA		10,046,362

COLORADO — (2.6%)
Board of Water Commissioners City & County of Denver (The) (RB) Series A
5.000%, 12/15/25	1,515	1,834,765
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,130,319
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,312,613
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	2,134,338
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	5,002,780
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	641,206

151

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CONTINUED

	Face Amount^
	(000)	Value†
COLORADO — (Continued)
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	$1,209,951
5.000%, 12/01/24	2,280	2,655,431

TOTAL COLORADO		15,921,403

CONNECTICUT — (0.9%)
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	543,394
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,430,631
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,564,745

TOTAL CONNECTICUT		5,538,770

DELAWARE — (0.5%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	897,044
Kent County (GO)
4.000%, 09/01/24	415	466,066
New Castle County (GO)
5.000%, 10/01/23	1,600	1,786,457

TOTAL DELAWARE		3,149,567

DISTRICT OF COLUMBIA — (0.6%)
District of Columbia (RB) Series C
5.000%, 05/01/23	1,400	1,536,458
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	853,501
5.000%, 07/01/27	1,000	1,256,756

TOTAL DISTRICT OF COLUMBIA		3,646,715

FLORIDA — (3.6%)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,000	1,197,522
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	491,370

	Face Amount^
	(000)	Value†
FLORIDA — (Continued)
Florida State (GO)
5.000%, 07/01/24	1,900	$2,186,408
Florida State (GO) Series A
5.000%, 06/01/24	350	401,259
Florida State (GO) Series B
5.000%, 06/01/24	2,000	2,292,906
5.000%, 06/01/25	1,000	1,188,397
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,117,772
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,500	1,842,149
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	535,521
5.000%, 10/01/25	3,250	3,902,979
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,072,459
Palm Beach County (RB)
5.000%, 11/01/23	810	907,292
School District of Broward County (GO)
5.000%, 07/01/25	3,855	4,587,337

TOTAL FLORIDA		21,723,371

GEORGIA — (2.2%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,478,539
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,494,764
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,786,568
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,123,719
Henry County (GO)
5.000%, 05/01/23	1,000	1,096,205
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,289,804

TOTAL GEORGIA		13,269,599

HAWAII — (2.0%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	167,403
5.000%, 10/01/25	725	870,312

152

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CONTINUED

	Face
	Amount^
	(000)	Value†
HAWAII — (Continued)
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	$1,154,776
5.000%, 07/01/25	1,000	1,190,427
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	1,060,399
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,384,099
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,164,693
5.000%, 10/01/25	2,790	3,346,495

TOTAL HAWAII		12,338,604

ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,401,923
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	694,749

TOTAL ILLINOIS		3,096,672

INDIANA — (0.5%)
Indiana University (RB) Series A
5.000%, 06/01/21	2,755	2,765,162

IOWA — (0.5%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,568,249
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,477,210

TOTAL IOWA		3,045,459

KANSAS — (0.7%)
City of Merriam (GO)
5.000%, 10/01/25	800	960,734
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	578,948
Johnson County (GO) Series B
5.000%, 09/01/22	650	692,162

	Face
	Amount^
	(000)	Value†
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	$278,352
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	837,209
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,230,587

TOTAL KANSAS		4,577,992

KENTUCKY — (1.8%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	2,200	2,313,093
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,740,935
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	2,029,062
Louisville Water Co (RB)
5.000%, 11/15/29	3,000	3,983,375
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	816,544

TOTAL KENTUCKY		10,883,009

LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,011,786
5.000%, 08/01/23	500	553,928

TOTAL LOUISIANA		1,565,714

MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,100,152

MARYLAND — (9.3%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,764,339
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,663,255
Baltimore County (GO)
5.000%, 08/01/22	600	636,472

153

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CONTINUED

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 03/01/26	6,905	$8,405,070
5.000%, 03/01/28	1,335	1,716,573
Carroll County (GO)
5.000%, 11/01/21	550	563,299
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,578,009
Harford County (GO)
5.000%, 10/01/25	2,750	3,305,194
Howard County (GO) Series A
5.000%, 08/15/24	2,720	3,142,416
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,473,273
Maryland State (GO) Series 1
5.000%, 06/01/23	3,000	3,303,097
Maryland State (GO) Series A
5.000%, 08/01/25	2,000	2,388,492
5.000%, 08/01/27	3,500	4,432,375
Maryland State (GO) Series B
4.000%, 08/01/23	850	923,470
5.000%, 08/01/24	1,000	1,153,992
5.000%, 08/01/27	500	633,196
Montgomery County (GO) Series A
4.000%, 08/01/23	1,000	1,086,200
5.000%, 11/01/24	2,000	2,328,549
Montgomery County (GO) Series B
5.000%, 12/01/21	350	359,897
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,206,555
Prince County George’s (GO) Series A
5.000%, 07/15/24	770	886,829
4.000%, 09/01/24	2,500	2,810,284
5.000%, 07/15/29	3,500	4,642,869
Queen County Anne’s (GO)
5.000%, 07/15/25	1,235	1,473,812
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	750,927
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,009,445

TOTAL MARYLAND		56,637,889

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (2.4%)
City of Beverly (GO)
5.000%, 03/15/25	500	$589,662
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	272,002
City of Quincy (GO)
5.000%, 01/15/25	405	474,847
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	308,896
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,313,517
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,535,124
Commonwealth of Massachusetts (GO) Series B
5.000%, 01/01/22	1,000	1,032,374
5.000%, 08/01/22	1,165	1,235,968
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/22	1,275	1,331,947
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	465,756
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	2,021,381
Town of Holbrook (GO)
5.000%, 12/01/21	755	776,126
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,501,086

TOTAL MASSACHUSETTS		14,858,686

MICHIGAN — (0.2%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,487,424

MINNESOTA — (2.7%)
City of Minneapolis (GO)
3.000%, 12/01/23	2,000	2,144,070
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	406,393
City of State Paul (GO) Series A
5.000%, 03/01/25	2,020	2,380,720

154

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CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Hennepin County (GO) Series B
5.000%, 12/01/21	350	$359,876
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,470,228
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,550,895
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	2,077,819
Minnesota State (GO) Series E
5.000%, 08/01/22	760	806,297
4.000%, 10/01/22	3,000	3,165,054
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,349,513

TOTAL MINNESOTA		16,710,865

MISSOURI — (2.3%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	2,031,597
Metropolitan State Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,824,282
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	6,056,982
State County Louis (GO)
5.000%, 02/01/23	2,545	2,759,611
5.000%, 02/01/25	1,270	1,488,259

TOTAL MISSOURI		14,160,731

MONTANA — (0.1%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	500	503,054

NEBRASKA — (1.0%)
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,844,264

	Face
	Amount^	Value†
	(000)
NEBRASKA — (Continued)
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	$693,210
Southern Public Power District (RB)
5.000%, 12/15/21	400	411,798

TOTAL NEBRASKA		5,949,272

NEVADA — (1.2%)
Clark County School District (GO) Series A
5.000%, 06/15/21	1,250	1,256,768
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	464,179
Nevada State (GO) Series C
5.000%, 11/01/24	450	521,876
Nevada State (GO) Series D1
5.000%, 03/01/22	250	260,099
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,450,503
Washoe County School District (GO) Series D
5.000%, 06/01/21	3,335	3,347,275

TOTAL NEVADA		7,300,700

NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/24	770	861,268

NEW JERSEY — (1.5%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,096,236
3.000%, 02/01/25	910	997,757
Montville Township (GO)
3.000%, 10/01/25	500	555,412
Princeton (GO)
3.000%, 09/15/24	1,515	1,653,163
2.000%, 12/15/25	1,815	1,945,840
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	2,000	2,012,573

TOTAL NEW JERSEY		9,260,981

NEW MEXICO — (1.0%)
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	5,046,270

155

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CONTINUED

	Face Amount^	Value†
	(000)
NEW MEXICO — (Continued)
Santa Fe County (GO)
5.000%, 07/01/22	710	$750,178

TOTAL NEW MEXICO		5,796,448

NEW YORK — (4.1%)
City of New York (GO) Series A
5.000%, 08/01/24	3,100	3,562,151
5.000%, 08/01/25	1,500	1,781,606
City of New York (GO) Series C
5.000%, 08/01/22	500	530,329
City of New York (GO) Series E
5.000%, 08/01/21	265	268,136
5.000%, 08/01/22	1,000	1,060,658
City of New York (GO) Series F
5.000%, 08/01/21	445	450,267
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,131,922
City of New York (GO) (ETM) Series F
5.000%, 08/01/21	5	5,059
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,682,401
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	402,154
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/22	2,000	2,076,281
5.000%, 03/15/23	600	654,260
5.000%, 02/15/25	500	586,609
5.000%, 03/15/28	4,000	5,103,474
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	800	830,513
5.000%, 02/15/24	300	339,569
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	588,289
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	329,122

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	$554,913
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,500	1,811,578

TOTAL NEW YORK		24,749,291

NORTH CAROLINA — (4.3%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,646,346
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,232,658
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	963,736
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,681,560
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	1,725	1,791,725
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,376,795
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,522,197
5.000%, 06/01/25	655	778,400
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	4,105,913
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,589,441
North Carolina State (GO) Series D
4.000%, 06/01/23	350	378,034
Wake County (GO)
5.000%, 09/01/21	1,300	1,320,735
5.000%, 04/01/25	4,000	4,726,305

TOTAL NORTH CAROLINA		26,113,845

NORTH DAKOTA — (0.2%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,306,851

156

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CONTINUED

	Face Amount^	Value†
	(000)
OHIO — (4.9%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	$1,562,660
City of Columbus (GO) Series A
3.000%, 07/01/22	835	863,124
5.000%, 02/15/23	4,000	4,347,082
5.000%, 04/01/29	2,000	2,629,926
City of Columbus (GO) Series B
5.000%, 02/15/23	475	516,216
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	1,665,143
Cuyahoga County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	3,545	4,145,307
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	513,902
Ohio State (GO) Series A
5.000%, 09/15/21	800	814,317
5.000%, 09/15/22	2,250	2,400,547
5.000%, 02/01/24	2,820	3,189,257
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,011,885
5.000%, 06/15/22	450	474,593
5.000%, 09/15/23	1,000	1,114,222
5.000%, 09/01/24	2,000	2,312,966
Ohio State (GO) Series W
4.000%, 05/01/24	215	239,163
4.000%, 05/01/25	215	246,068
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,550	1,555,705

TOTAL OHIO		29,602,083

OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,798,793
4.000%, 03/01/25	1,255	1,424,741
City of Tulsa (GO)
5.000%, 03/01/24	200	226,758
5.000%, 03/01/26	2,750	3,334,222

TOTAL OKLAHOMA		6,784,514

OREGON — (2.5%)
City of McMinnville (GO)
5.000%, 02/01/22	290	300,443

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Salem (GO)
5.000%, 06/01/26	1,220	$1,498,689
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	458,182
Jackson County (GO)
4.000%, 06/01/23	40	43,152
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,037,785
5.000%, 06/15/28	2,500	3,222,636
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,187,715
Oregon State (GO) Series E
5.000%, 08/01/21	410	414,863
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,150	1,342,330
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,523,441
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	746,145
Washington County (GO)
5.000%, 03/01/24	3,000	3,403,199

TOTAL OREGON		15,178,580

PENNSYLVANIA — (0.9%)
Berks County (GO)
5.000%, 11/15/22	445	478,340
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 07/01/21	550	554,265
5.000%, 07/01/22	1,025	1,082,880
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	3,316,508

157

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CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	$62,325
5.000%, 03/01/25	130	152,780
TOTAL PENNSYLVANIA		5,647,098
RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/21	1,000	1,011,860
SOUTH CAROLINA — (3.5%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,771,103
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	500	501,833
Clemson University (RB) Series B
5.000%, 05/01/25	750	881,548
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,081,305
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/23	3,985	4,251,755
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	630,537
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,000	3,855,162
South Carolina State (GO) (ST AID WITHHLDG) Series B -
5.000%, 04/01/26	1,210	1,478,066
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,778,436

TOTAL SOUTH CAROLINA		21,229,745

TENNESSEE — (4.2%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,773,687

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	4,050	$4,652,192
5.000%, 07/01/25	1,775	2,112,198
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	321,032
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,471,631
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,805,236
Knox County (GO) Series C
5.000%, 06/01/25	1,000	1,185,271
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	686,705
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	634,785
5.000%, 07/01/25	2,325	2,765,621
Sumner County (GO)
5.000%, 12/01/21	230	236,477
5.000%, 12/01/22	640	689,234
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,195,646
Williamson County (GO)
5.000%, 04/01/29	3,620	4,763,401

TOTAL TENNESSEE		25,293,116

TEXAS — (14.6%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	152,043
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,760,107
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	288,410
Bexar County (GO)
5.000%, 06/15/21	1,275	1,282,126

158

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	$1,654,155
Bexar County TX
4.000%, 06/15/26	650	763,348
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,350,935
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,845,066
City of Amarillo (GO)
2.000%, 02/15/24	725	758,662
2.000%, 02/15/25	725	767,466
4.000%, 02/15/26	1,685	1,959,793
City of Arlington (GO) Series A
5.000%, 08/15/23	2,090	2,319,660
City of Austin (GO)
5.000%, 09/01/23	500	556,215
5.000%, 11/01/23	1,895	2,122,615
5.000%, 09/01/27	2,255	2,861,886
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	2,000	2,221,080
City of Celina (GO)
4.125%, 09/01/25	1,415	1,637,581
4.125%, 09/01/26	2,520	2,985,675
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	139,023
City of Denton (GO)
3.000%, 02/15/23	3,475	3,646,573
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,746,233
5.000%, 02/15/25	4,380	5,141,318
City of Garland (GO) Series A
5.000%, 02/15/24	200	226,000
City of San Antonio (GO)
5.000%, 02/01/23	1,655	1,794,257

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	$3,481,513
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,427,809
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	173,750
4.000%, 08/15/24	140	156,828
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,000	3,259,748
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,751,256
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,796,638
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	577,650
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,443,797
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	539,717
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	233,454
Harris County (GO) Series A
5.000%, 10/01/23	1,565	1,746,573
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,173,541
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,265,378
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	750	910,825

159

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	$807,216
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,829,592
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	138,992
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,132,091
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	78,050
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,131,195
Texas State (GO)
5.000%, 10/01/23	375	418,701
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	1,664,284
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,578,006
5.000%, 10/01/25	2,465	2,957,866
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	500	546,697
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,153,522
University of Texas System (The) (RB) Series D
5.000%, 08/15/21	615	623,468
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	3,000	3,583,169
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	119,357

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	$1,435,731

TOTAL TEXAS		89,116,641

UTAH — (2.4%)
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,691,486
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,970,993
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,375,431
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,871,031
Utah State (GO)
5.000%, 07/01/22	1,845	1,950,075
5.000%, 07/01/24	2,000	2,302,167
Utah State (GO) Series B
5.000%, 07/01/24	575	661,873

TOTAL UTAH		14,823,056

VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,110,371

VIRGINIA — (4.9%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,164,301
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,905	3,139,783
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,751,210
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	853,398
5.000%, 09/01/22	475	505,811
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	1,093,810
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,127,688

160

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	$1,709,839
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,700,048
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,803,382
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,845,831
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	1,319,846
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	2,336,329
5.000%, 12/01/25	1,800	2,174,424
Virginia College Building Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/25 (Pre-refunded @ $100, 9/1/24)	1,985	2,297,722

TOTAL VIRGINIA		29,823,422

WASHINGTON — (5.6%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	875	1,053,921
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	228,988
5.000%, 07/01/25	100	118,451
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	243,759
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,867,571
County of Kitsap WA (GO)
5.000%, 06/01/21	1,455	1,460,356
King County (GO) Series E
5.000%, 12/01/25	1,275	1,537,642
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,617,272

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	$2,154,188
4.000%, 12/01/25	1,370	1,590,238
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,552,316
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	667,920
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,411,987
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	359,918
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	202,377
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	2,064,090
Washington State (GO) Series A-1
5.000%, 08/01/21	800	809,508
Washington State (GO) Series B
5.000%, 07/01/24	800	919,772
5.000%, 07/01/25	475	565,453
Washington State (GO) Series C
5.000%, 02/01/23	500	542,347
Washington State (GO) Series D
5.000%, 06/01/24	2,225	2,550,118
5.000%, 06/01/25	1,260	1,496,254
Washington State (GO) Series R-2012C
4.000%, 07/01/21	100	100,620
Washington State (GO) Series R-2013A
5.000%, 07/01/21	1,520	1,531,836
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,985,615

161

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	$1,630,146

TOTAL WASHINGTON		34,262,663

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	561,139

WISCONSIN — (3.7%)
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,251,259
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	381,005
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,772,040
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,378,830
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,166,977

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	$239,504
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	3,352,822
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	2,012,203
Wisconsin State (GO) Series A
5.000%, 05/01/24	975	1,113,000
5.000%, 05/01/25	970	1,147,733
Wisconsin State (GO) Series B
5.000%, 05/01/21	400	400,000
5.000%, 05/01/25	2,000	2,366,459
5.000%, 05/01/27	3,000	3,770,155

TOTAL WISCONSIN		22,351,987

TOTAL MUNICIPAL BONDS Cost ($594,420,219)		609,224,859

TOTAL INVESTMENTS — (100.0%) (Cost $594,420,219)		$609,224,859

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$609,224,859	—	$609,224,859

TOTAL.	—	$609,224,859	—	$609,224,859

See accompanying Notes to Financial Statements.

162

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
CERTIFICATES OF DEPOSIT — (1.2%)
City of Houston
0.080%, 05/05/21	4,200	$4,200,041
0.090%, 05/06/21	2,100	2,100,010
University of Michigan
0.080%, 05/04/21	1,500	1,500,010
0.080%, 06/02/21	23,035	23,034,583

TOTAL CERTIFICATES OF DEPOSIT		30,834,644

MUNICIPAL BONDS — (98.8%)
ALABAMA — (0.5%)
Alabama Federal Aid Highway Finance Auth.
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/01/22)	1,000	1,064,726
Alabama Highway Finance Corp. (RB) Series A
4.000%, 08/01/21	2,710	2,735,328
Alabama State (GO) Series A
5.000%, 08/01/21	7,480	7,568,716

TOTAL ALABAMA		11,368,770

ALASKA — (0.3%)
Municipality of Anchorage (GO) (TAN)
1.500%, 12/15/21	7,000	7,059,962

ARIZONA — (0.8%)
Arizona Department of Transportation State Highway Fund Revenue (RB) Series A
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	2,000	2,015,541
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,339,536
City of Phoenix (GO)
4.000%, 07/01/21	5,970	6,006,942

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
City of Scottsdale (GO) Series 2021
4.000%, 07/01/21	1,400	$1,408,709
City of Tucson (GO) Series A
5.000%, 07/01/22	1,500	1,584,884
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	1,410	1,416,494
Maricopa County Union High School District No.
210-Phoenix (GO) Series E
5.000%, 07/01/23	1,425	1,573,868

TOTAL ARIZONA		20,345,974

ARKANSAS — (0.3%)
Arkansas State (GO)
5.000%, 06/15/21	8,730	8,778,898

CALIFORNIA — (5.6%)
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	3,995	4,173,433
California State (GO)
5.000%, 10/01/21	2,215	2,259,481
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/35 (Pre-refunded @ $100, 6/1/23)	1,000	1,079,733
City of Los Angeles (RN)
4.000%, 06/24/21	24,800	24,937,308
East Side Union High School District (GO) Series C
3.000%, 08/01/22	7,540	7,812,220
Los Angeles County Schools (RN)
2.000%, 12/30/21	735	744,090
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	9,285	9,400,450
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	9,000	9,942,281

163

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/21	9,745	$9,820,724
Los County Angeles (RN) Series A
4.000%, 06/30/21	13,860	13,945,766
Riverside County (RN)
4.000%, 06/30/21	8,500	8,552,598
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	10,790	11,465,646
San Francisco Unified School District (RN)
2.000%, 12/31/21	5,000	5,062,766
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	1,965	1,990,089
4.000%, 09/01/22	1,600	1,683,042
Santa County Cruz (RN)
3.000%, 07/09/21	5,835	5,865,790
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/21	690	695,373
5.000%, 07/01/22	820	866,502
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	10,385	10,904,571
Ventura County (RN)
4.000%, 06/30/21	7,650	7,697,338

TOTAL CALIFORNIA		138,899,201

COLORADO — (3.1%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTER) Series A
¤ 5.000%, 03/01/38 (Pre-refunded @ $100, 3/1/22)	1,250	1,300,603
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/21	1,275	1,297,817
5.000%, 09/15/22	3,420	3,648,343

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series A
6.000%, 12/01/22	1,920	$2,097,908
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	4,079,225
City & County of Denver (GO) Series C
5.000%, 08/01/21	1,000	1,011,885
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/21	2,900	2,975,510
5.000%, 11/15/22	1,200	1,289,905
Colorado State (RN)
4.000%, 06/25/21	35,000	35,197,582
Colorado State Education Loan Program (RN) Series A
3.000%, 06/29/21	20,000	20,090,492
Colorado Water Resources & Power Development Authority (RB) Series C
¤ 5.000%, 09/01/36 (Pre-refunded @ $100, 9/1/21)	1,900	1,930,306
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	1,000	1,076,929
Ignacio School District 11JT (GO) (ST AID WITHHLDG)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/21)	1,215	1,248,926
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,061,361

TOTAL COLORADO		78,306,792

CONNECTICUT — (3.3%)
City of Bridgeport (GO) Series A
¤ 5.000%, 02/15/32 (Pre-refunded @ $100, 2/15/22)	2,200	2,283,378
City of Danbury (GO) (BAN)
2.000%, 07/15/21	8,000	8,030,384

164

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CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Middletown (GO)
5.000%, 04/01/23	3,220	$3,520,081
Connecticut State Health & Educational Facilities Authority (RB) Series M
¤ 5.375%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	3,000	3,024,605
The Metropolitan District (RB) Series A
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,550	5,796,842
Town of Bethel (GO) (BAN)
2.000%, 07/23/21	10,000	10,041,303
Town of Cheshire (GO) Series B
4.000%, 07/15/22	1,500	1,570,347
Town of Greenwich (GO) (BAN)
1.500%, 01/13/22	25,000	25,249,905
Town of Greenwich (GO) Series A
5.000%, 01/15/22	5,575	5,766,945
Town of Groton (BAN)
3.000%, 04/28/22	10,000	10,285,759
Town of South Windsor (GO)
4.000%, 02/01/22	1,350	1,389,228
Town of South Windsor (GO) Series B
4.000%, 12/15/22	1,095	1,164,031
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,516,089
Town of Southington (GO)
4.000%, 01/15/22	495	508,522
4.000%, 01/15/23	1,015	1,081,930

TOTAL CONNECTICUT		81,229,349

DELAWARE — (0.6%)
Delaware State (GO)
5.000%, 03/01/22	3,000	3,121,702
5.000%, 02/01/23	9,000	9,765,548
Delaware State (GO) Series B
5.000%, 07/01/21	830	836,463
5.000%, 07/01/22	1,250	1,321,038

TOTAL DELAWARE		15,044,751

	Face Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (RB) Series G
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/21)	2,430	$2,498,570

FLORIDA — (2.2%)
Florida State (GO) Series A
5.000%, 06/01/21	7,500	7,527,722
5.000%, 07/01/22	6,130	6,479,110
Florida State (GO) Series C
5.000%, 06/01/21	6,000	6,022,177
Florida State (GO) Series F
5.000%, 06/01/22	245	257,950
Miami-Dade County (GO) Series A
5.000%, 11/01/21	1,735	1,776,866
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	3,500	3,569,409
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	2,550,100
School District of Broward County (RN)
2.000%, 06/30/21	24,120	24,193,293
School District of Broward County (GO)
5.000%, 07/01/22	1,660	1,753,938

TOTAL FLORIDA		54,130,565

GEORGIA — (1.2%)
City of Atlanta GA (GO)
5.000%, 12/01/21	1,805	1,855,934
Cobb County (GO)
5.000%, 01/01/22	500	516,153
Georgia State (GO) Series A
5.000%, 08/01/21	8,000	8,095,478
5.000%, 08/01/22	5,000	5,304,583
Gwinnett County School District (GO)
4.000%, 02/01/22	3,685	3,792,078
Henry County (GO)
5.000%, 05/01/21	800	800,000
5.000%, 05/01/22	600	629,195
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,425,558

165

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
Paulding County School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/22	1,500	$1,553,010

TOTAL GEORGIA		28,971,989

HAWAII — (2.5%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/21	3,685	3,759,310
City & County of Honolulu (GO) Series F
5.000%, 07/01/21	850	856,646
5.000%, 07/01/22	1,250	1,320,888
Hawaii State (GO) Series DZ
¤ 5.000%, 12/01/22 (Pre-refunded @ $100, 12/1/21)	2,000	2,055,846
Hawaii State (GO) Series EF
5.000%, 11/01/21	5,500	5,631,884
Hawaii State (GO) Series EO
5.000%, 08/01/22	6,000	6,362,392
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,675,264
Hawaii State (GO) Series EZ
5.000%, 10/01/21	7,080	7,220,996
5.000%, 10/01/22	7,040	7,522,237
Hawaii State (GO) Series FB
5.000%, 04/01/22	2,000	2,088,576
Hawaii State (GO) Series FE
5.000%, 10/01/21	3,260	3,324,922
Hawaii State (GO) Series FH
5.000%, 10/01/21	3,715	3,788,983
Hawaii State (GO) Series FN
5.000%, 10/01/21	6,070	6,190,882
Maui County (GO)
5.000%, 06/01/21	1,045	1,048,847
5.000%, 03/01/22	500	520,241

TOTAL HAWAII		61,367,914

ILLINOIS — (1.3%)
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	7,883,105
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/21	390	399,283

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Lake County Forest Preserve District (GO)
5.000%, 12/15/21	4,575	$4,712,248
5.000%, 12/15/22	1,485	1,601,805
Railsplitter Tobacco Settlement Authority (RB)
¤ 5.500%, 06/01/23 (Pre-refunded @ $100, 6/1/21)	5,440	5,462,062
¤ 6.000%, 06/01/28 (Pre-refunded @ $100, 6/1/21)	11,340	11,390,066

TOTAL ILLINOIS		31,448,569

INDIANA — (0.1%)
Indiana University (RB) Series A
¤ 5.000%, 06/01/28 (Pre-refunded @ $100, 6/1/22)	2,000	2,105,042
Lake Central Multi-District School Building Corp. (RB) (ST AID WITHHLDG)
¤ 5.000%, 01/15/33 (Pre-refunded @ $100, 1/15/23)	1,000	1,081,999

TOTAL INDIANA		3,187,041

IOWA — (0.2%)
Ankeny Community School District (GO) Series A
5.000%, 06/01/22	2,500	2,630,466
City of West Des Moines (GO) Series A
5.000%, 06/01/21	2,945	2,955,636

TOTAL IOWA		5,586,102

KANSAS — (1.3%)
City of Lawrence (GO) (BAN) Series I
4.500%, 05/01/22	1,000	1,043,620
City of Olathe (GO) Series A
3.000%, 08/01/21	3,250	3,271,980
City of Topeka (GO) Series A
2.000%, 10/01/21	5,000	5,036,755
City of Wichita (GO) Series 302-NTS
3.500%, 10/15/21	15,000	15,227,326

166

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
KANSAS — (Continued)
City of Wichita (GO) (BAN) Series 304
4.500%, 10/15/21	6,000	$6,117,913
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	1,178,572

TOTAL KANSAS		31,876,166

KENTUCKY — (0.2%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	3,115	3,275,129
Louisville Water Co (RB)
5.000%, 11/15/21	2,825	2,898,403

TOTAL KENTUCKY		6,173,532

LOUISIANA — (0.6%)
Louisiana State (GO) Series A
5.000%, 08/01/22	1,225	1,298,988
5.000%, 03/01/23	7,105	7,732,771
Louisiana State (GO) Series B
5.000%, 08/01/22	975	1,034,394
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,058,931

TOTAL LOUISIANA		15,125,084

MAINE — (0.3%)
Cumberland County (GO) (TAN)
1.500%, 11/05/21	6,000	6,042,140
Maine Municipal Bond Bank (RB) Series C
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/21)	1,000	1,024,130
Maine State (GO) Series B
5.000%, 06/01/21	1,500	1,505,521

TOTAL MAINE		8,571,791

MARYLAND — (6.9%)
Anne County Arundel (GO)
5.000%, 10/01/21	11,480	11,710,060
5.000%, 10/01/22	4,115	4,398,695
Baltimore County (GO)
3.000%, 11/01/21	6,080	6,166,951
5.000%, 03/01/22	4,385	4,562,514
5.000%, 03/01/23	6,595	7,181,521

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
Baltimore County (GO) (BAN)
4.000%, 03/23/22	35,000	$36,212,459
Carroll County (GO) Series A
4.000%, 11/01/22	1,605	1,698,526
City of Baltimore (GO) Series A
4.000%, 10/15/21	1,520	1,546,637
Harford County (GO)
4.000%, 10/01/21	1,750	1,777,855
Howard County (GO) Series A
5.000%, 08/15/21	100	101,377
5.000%, 08/15/22	7,935	8,432,444
Maryland State (GO) Series B
5.000%, 08/01/21	6,500	6,577,254
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	2,500	2,651,644
Maryland State Department of Transportation (RB)
5.000%, 11/01/21	5,020	5,140,880
5.000%, 12/01/21	2,460	2,529,271
5.000%, 12/15/22	11,270	12,158,372
5.000%, 09/01/23	2,630	2,925,042
Montgomery County (RB)
¤ 5.000%, 12/01/40 (Pre-refunded @ $100, 12/1/21)	3,000	3,084,654
Montgomery County (GO) Series A
4.000%, 08/01/21	9,000	9,085,226
4.000%, 08/01/22	11,000	11,533,610
Montgomery County (GO) Series B
5.000%, 06/01/21	2,315	2,323,539
5.000%, 12/01/21	4,000	4,113,109
Prince County George’s (GO) Series A
5.000%, 07/15/21	760	767,356
5.000%, 09/15/21	3,500	3,562,506
5.000%, 07/15/22	10,000	10,586,126
Queen County Anne’s (GO)
5.000%, 07/15/21	985	994,494
5.000%, 07/15/22	1,550	1,640,463
Talbot County (GO)
2.000%, 12/15/21	1,330	1,345,586
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/21	6,990	7,015,729

TOTAL MARYLAND		171,823,900

167

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (9.1%)
City of Attleboro (GO)
5.000%, 10/15/21	1,440	$1,471,211
City of Beverly (GO)
5.000%, 03/15/22	645	672,226
5.000%, 03/15/23	1,215	1,324,877
City of Boston (GO) Series A
5.000%, 03/01/22	1,975	2,055,289
City of Boston (GO) Series B
5.000%, 04/01/22	1,300	1,358,186
City of Framingham (GO)
5.000%, 12/15/21	1,020	1,050,728
5.000%, 06/15/22	1,755	1,850,710
5.000%, 12/15/22	480	517,918
City of Lowell (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	1,910	1,940,147
City of New Bedford (GO) (BAN)
2.000%, 04/15/22	9,000	9,163,197
City of Quincy (GO) (BAN)
2.000%, 06/11/21	35,000	35,071,648
1.500%, 01/14/22	10,000	10,097,548
City of Somerville (GO) (BAN) Series A
2.000%, 06/04/21	31,000	31,050,155
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,306,218
City of Worcester (GO) (BAN)
2.000%, 02/01/22	15,000	15,209,766
City of Worcester (GO)
5.000%, 02/15/23	1,800	1,953,484
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/21	10,000	10,000,000
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,141,091
Commonwealth of Massachusetts (GO) Series C
5.000%, 07/01/21	3,170	3,194,684
5.000%, 10/01/21	8,000	8,160,655
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,445,394
Dennis & Yarmouth Regional School District (GO) (BAN)
2.000%, 10/06/21	14,000	14,112,392

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21)	6,000	$6,131,692
North Middlesex Regional School District (GO) (BAN)
2.000%, 02/04/22	10,000	10,142,932
Town of Danvers (GO) (BAN)
1.250%, 10/22/21	6,000	6,031,526
Town of Dracut (GO)
5.000%, 07/15/22	1,275	1,349,254
Town of Needham MA (GO)
5.000%, 07/15/22	1,510	1,598,693
Town of Orleans (GO) (BAN)
1.500%, 02/04/22	9,000	9,093,420
Town of Plymouth (GO) (BAN)
2.000%, 06/10/21	7,451	7,465,233
Town of Provincetown (GO)
5.000%, 09/15/21	1,435	1,460,078
5.000%, 09/15/22	1,350	1,439,194
Town of Tewksbury (GO)
5.000%, 06/01/21	1,910	1,917,030
Town of Watertown (GO)
5.000%, 02/01/22	1,250	1,295,397
5.000%, 02/01/23	2,445	2,652,076
Town of Westborough (GO) (BAN)
2.000%, 03/29/22	15,000	15,252,393

TOTAL MASSACHUSETTS		227,976,442

MICHIGAN — (2.0%)
Ann Arbor School District (GO)(Q-SBLF)
3.000%, 05/01/21	11,750	11,750,000
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/22)	1,810	1,897,699
Michigan Finance Authority (RB)
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 10/1/22)	3,000	3,206,383
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/22)	2,000	2,137,589
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	2,000	2,137,589

168

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MICHIGAN — (Continued)
Michigan State Hospital
Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	26,810	$28,203,133

TOTAL MICHIGAN		49,332,393

MINNESOTA — (2.2%)
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	341,682
City of Minneapolis (GO)
3.000%, 12/01/21	5,600	5,694,308
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	340	345,706
Hennepin County (GO) Series B
5.000%, 12/01/21	650	668,342
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,875	6,370,419
Metropolitan Council (GO) Series E
5.000%, 09/01/21	770	782,282
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/22	3,395	3,518,558
Minnesota State (GO)
5.000%, 08/01/21	200	202,377
Minnesota State (GO) Series A
5.000%, 08/01/22	1,800	1,909,650
Minnesota State (GO) Series B
2.000%, 08/01/21	1,105	1,110,125
2.000%, 08/01/22	2,500	2,559,242
5.000%, 08/01/24	1,230	1,419,843
Minnesota State (GO) Series D
5.000%, 08/01/21	16,630	16,827,651
5.000%, 08/01/22	11,460	12,158,105

TOTAL MINNESOTA		53,908,290

MISSOURI — (0.6%)
City of Kansas (GO) Series A
3.000%, 02/01/22	2,570	2,624,657
3.000%, 02/01/23	1,995	2,093,142

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/22	2,250	$2,341,085
5.000%, 03/01/23	1,750	1,906,309
Metropolitan State Louis Sewer District (RB) Series B
5.000%, 05/01/21	1,945	1,945,000
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
5.000%, 03/01/22	830	863,600
State County Louis (GO)
5.000%, 02/01/22	2,420	2,507,703

TOTAL MISSOURI		14,281,496

NEBRASKA — (0.5%)
Nebraska Public Power District (RB) Series A
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 1/1/22)	1,290	1,331,238
Papio-Missouri River Natural Resource District (GO)
¤ 3.250%, 12/15/33 (Pre-refunded @ $100, 6/15/22)	1,500	1,551,903
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	10,475	10,813,406

TOTAL NEBRASKA		13,696,547

NEVADA — (1.0%)
Clark County (GO)
5.000%, 11/01/21	2,325	2,380,985
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/22	3,935	4,142,549
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/22	4,820	5,074,228
Nevada State (GO) Series A
5.000%, 05/01/21	4,700	4,700,000
Nevada State (GO) Series B
5.000%, 11/01/21	4,000	4,096,319
Washoe County NV (GO)
5.000%, 07/01/22	4,950	5,227,135

TOTAL NEVADA		25,621,216

169

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/21	1,720	$1,733,258

NEW JERSEY — (6.2%)
Bergen County (GO) (BAN)
2.000%, 06/10/21	15,000	15,028,560
City of Jersey City (GO) (BAN) Series A
1.500%, 01/12/22	30,920	31,212,748
City of Jersey City (GO) (BAN) Series C-D
2.000%, 06/17/21	18,000	18,041,333
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,724,926
Mercer County (GO) (BAN) Series A
2.000%, 06/10/21	37,000	37,070,296
Middlesex County (GO) (BAN)
2.000%, 06/03/21	13,000	13,020,134
Monmouth County (GO)
5.000%, 07/15/21	3,770	3,806,491
5.000%, 07/15/22	3,415	3,615,162
New Jersey Transportation Trust Fund Authority (RB) Series B
¤ 5.250%, 06/15/24 (Pre-refunded @ $100, 6/15/21)	1,695	1,704,858
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/38 (Pre-refunded @ $100, 7/1/22)	1,000	1,056,589
New Jersey Turnpike Authority (RB) Series B
¤ 5.000%, 01/01/26 (Pre-refunded @ $100, 1/1/23)	4,575	4,945,551
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/23)	1,335	1,443,128
Princeton (GO)
2.000%, 12/15/21	565	571,481
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,766,123
Township of Berkeley Heights (GO) (BAN) Series A
2.000%, 07/09/21	12,000	12,041,556

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of East Brunswick (GO)
1.000%, 02/15/22	1,365	$1,374,154
1.000%, 02/15/23	1,405	1,425,723
Township of Montclair (GO) Series A
2.000%, 10/15/21	2,200	2,218,784

TOTAL NEW JERSEY		154,067,597

NEW MEXICO — (0.9%)
Central New Mexico Community College (GO) Series A
5.000%, 08/15/22	1,950	2,067,777
City of Albuquerque (GO) Series D
5.000%, 07/01/21	15,255	15,373,788
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	5,201,132

TOTAL NEW MEXICO		22,642,697

NEW YORK — (4.4%)
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	8,000	8,037,043
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	7,500	7,514,328
City of New York (GO) Series A-1
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	1,000	1,068,942
5.000%, 08/01/22	2,220	2,354,660
City of New York (GO) Series E
5.000%, 08/01/21	11,500	11,636,111
5.000%, 08/01/22	3,000	3,181,973
City of New York (GO) Series F
5.000%, 08/01/21	995	1,006,776
City of New York (GO) Series G
5.000%, 08/01/21	5,915	5,985,008
City of New York (GO) (ETM) Series F
5.000%, 08/01/21	5	5,059

170

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Corning City School District (BAN) Series A
1.500%, 06/16/21	8,000	$8,011,927
Corning City School District (BAN) Series B
1.500%, 06/29/21	5,000	5,009,708
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	685	686,458
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	8,250	8,263,221
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	1,135	1,139,186
5.000%, 06/01/22	1,535	1,615,963
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	87,218
Monroe County Industrial Development Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	7,000	7,054,508
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/21	3,545	3,651,349
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/21)	2,400	2,400,000
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,340,260
New York State Dormitory Authority (RB) Series A-GRP 1
5.000%, 03/15/22	10,000	10,422,111
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	4,000	4,152,562
Town of Hempstead (GO)
5.000%, 08/15/21	3,735	3,786,427
Town of Hempstead (GO) Series A
5.000%, 06/15/21	250	251,397

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	355	$356,968
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	2,025	2,086,133
5.000%, 12/15/22	1,605	1,732,333
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	2,280	2,412,784

TOTAL NEW YORK		110,250,413

NORTH CAROLINA — (2.2%)
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/22	1,705	1,774,022
City of Greensboro (GO) Series D
5.000%, 10/01/21	1,555	1,586,162
Durham County (GO)
3.000%, 06/01/22	2,135	2,202,209
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	1,360,044
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	2,090,754
Mecklenburg County (GO)
5.000%, 03/01/22	8,000	8,325,221
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	6,857,175
North Carolina State (GO) Series A
5.000%, 06/01/21	12,440	12,485,885
5.000%, 06/01/22	2,500	2,631,861
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	3,031,904
North Carolina State (GO) Series D
4.000%, 06/01/21	2,925	2,933,596
Wake County (GO)
5.000%, 04/01/22	6,165	6,439,775

171

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CONTINUED

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO) Series B
5.000%, 05/01/22	2,100	$2,202,182
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,898,880

TOTAL NORTH CAROLINA		55,819,670

NORTH DAKOTA — (0.1%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/22	2,200	2,332,877

OHIO — (3.9%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	18,350	19,553,922
City of Columbus (GO) Series 1
5.000%, 07/01/21	4,500	4,535,041
City of Columbus (GO) Series A
3.000%, 07/01/21	12,830	12,889,293
5.000%, 07/01/21	1,010	1,017,865
5.000%, 04/01/22	2,990	3,123,546
5.000%, 04/01/23	1,300	1,421,413
City of Columbus (GO) Series B
5.000%, 04/01/22	1,500	1,566,996
Dayton Metro Library (GO) Series A
¤ 4.750%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	3,000	3,080,344
Ohio State (GO) Series A
5.000%, 09/15/21	9,035	9,196,691
5.000%, 06/15/22	500	527,326
5.000%, 06/15/23	1,000	1,102,622
Ohio State (GO) Series B
5.000%, 06/15/21	9,500	9,553,210
5.000%, 08/01/21	1,000	1,011,885
Ohio State (GO) Series C
4.000%, 09/15/22	4,000	4,213,130
Ohio State (GO) Series T
5.000%, 11/01/22	9,100	9,765,893
Ohio State (GO) Series W
4.000%, 05/01/21	1,050	1,050,000
4.000%, 05/01/22	1,440	1,495,944
4.000%, 05/01/23	1,000	1,076,953

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,825	$1,831,717
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,556,953
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	736,843
Olentangy Local School District (GO)
5.000%, 12/01/21	2,990	3,073,789

TOTAL OHIO		97,381,376

OKLAHOMA — (1.0%)
City of Tulsa (GO)
5.000%, 03/01/22	17,000	17,688,196
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	7,865,868

TOTAL OKLAHOMA		25,554,064

OREGON — (1.3%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	1,000	1,054,651
City of Salem (GO)
5.000%, 06/01/22	2,515	2,648,214
5.000%, 06/01/23	5,705	6,280,134
Clackamas County (GO)
3.000%, 06/01/21	1,240	1,242,705
3.000%, 06/01/22	815	840,387
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	1,155	1,271,974
Metro (GO)
5.000%, 06/01/22	2,355	2,478,950
Metro (GO) Series A
5.000%, 06/01/21	2,110	2,117,766
Multnomah County (GO)
5.000%, 06/01/21	1,850	1,856,809

172

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CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	730	$735,573
Oregon State (GO) Series D
4.000%, 05/01/21	6,085	6,085,000
5.000%, 06/01/22	2,000	2,105,266
Oregon State (GO) Series G
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/2/21)	1,190	1,204,276
Oregon State (GO) Series N
5.000%, 05/01/21	1,000	1,000,000
Portland Community College District (GO)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	180	198,499
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	266,182
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/22	2,065	2,174,148

TOTAL OREGON		33,560,534

PENNSYLVANIA — (0.8%)
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,367,648
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 07/01/22	2,000	2,112,938
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
5.000%, 09/01/21	3,000	3,046,852

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
General Authority of Southcentral Pennsylvania (RB)
¤ 5.500%, 11/01/31 (Pre-refunded @ $100, 5/1/21)	1,500	$1,500,000
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	2,128,979
Pennsylvania Higher Educational Facilities Authority (RB)
¤ 6.250%, 10/01/43 (Pre-refunded @ $100, 10/1/21)	3,000	3,074,542
Pennsylvania State University (RB) Series E
5.000%, 03/01/22	725	754,350

TOTAL PENNSYLVANIA		19,985,309

RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series C
5.000%, 08/01/22	6,155	6,529,145

SOUTH CAROLINA — (3.5%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/22	1,095	1,139,328
5.000%, 03/01/23	1,130	1,230,278
Berkeley County School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	3,000	3,011,042
Charleston County
0.000%, 05/11/22	15,000	15,582,938
Charleston County School District (GO) (BAN) (SCSDE) Series B
5.000%, 05/12/21	25,000	25,030,672
City of Charleston Waterworks & Sewer System Revenue (RB)
5.000%, 01/01/22	1,175	1,212,960
City of North Charleston (GO)
5.000%, 12/01/21	1,395	1,434,200
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	4,095	4,310,988

173

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CONTINUED

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Fort Mill School District No. 4 (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	7,345	$7,632,890
Greenville County School District (GO) (SCSDE) Series C
3.000%, 06/01/21	10,000	10,022,149
South Carolina Public Service Authority (RB) Series D
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 6/1/22)	14,340	15,085,152
Spartanburg County (GO)
2.000%, 04/01/22	1,200	1,221,137
2.000%, 04/01/23	1,180	1,222,733

TOTAL SOUTH CAROLINA		88,136,467

TENNESSEE — (2.4%)
City of Johnson City (GO)
5.000%, 03/01/22	4,640	4,827,837
City of Knoxville (GO)
5.000%, 05/01/22	10,110	10,602,972
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/22	4,610	4,870,321
City of Murfreesboro (GO)
5.000%, 06/01/22	1,500	1,579,116
Hamilton County (GO) Series A
5.000%, 05/01/21	3,895	3,895,000
5.000%, 01/01/22	1,170	1,207,798
Knox County (GO) Series B
5.000%, 06/01/21	515	516,896
5.000%, 06/01/22	550	578,948
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	9,055	9,125,069
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/21	3,475	3,501,890
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 07/01/21	750	755,804
5.000%, 01/01/22	5,055	5,217,622
5.000%, 01/01/23	7,300	7,887,442
Sumner County (GO)
5.000%, 12/01/21	3,070	3,156,448

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
Wilson County (GO)
5.000%, 05/01/23	990	$1,085,243

TOTAL TENNESSEE		58,808,406

TEXAS — (12.4%)
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,730	1,796,402
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	615	638,258
5.000%, 02/15/23	210	228,064
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,221,022
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	1,450	1,470,007
5.000%, 02/15/22	1,250	1,297,877
5.000%, 02/15/23	2,130	2,314,821
5.000%, 06/15/21	7,500	7,541,921
Bexar County (GO) Series A
5.000%, 06/15/21	460	462,571
5.000%, 06/15/22	330	347,997
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,153,530
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,500	1,594,235
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,679,351
City of Allen (GO)
5.000%, 08/15/21	1,840	1,865,335
City of Amarillo (GO)
2.000%, 02/15/22	6,220	6,312,675
4.000%, 02/15/23	1,495	1,597,029
City of Austin (GO)
5.000%, 09/01/21	2,250	2,285,963
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,590,125
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/21	1,155	1,178,243
City of Denton (GO)
2.000%, 02/15/22	6,180	6,272,567
4.000%, 02/15/22	1,900	1,958,104

174

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Fort Worth (GO)
3.000%, 03/01/22	4,520	$4,627,305
4.000%, 03/01/22	1,380	1,424,137
City of Frisco (GO)
5.000%, 02/15/22	7,400	7,682,837
City of Houston (RN)
5.000%, 06/30/21	31,000	31,238,374
City of Houston (GO) Series A
5.000%, 03/01/22	10,000	10,403,968
City of McKinney (GO) Series A
5.000%, 08/15/21	1,310	1,328,037
5.000%, 08/15/22	1,300	1,381,497
City of Richardson (GO)
3.000%, 02/15/22	1,375	1,403,367
City of San Antonio (GO)
5.000%, 02/01/22	2,800	2,902,547
5.000%, 08/01/22	1,270	1,346,706
City of Temple TX Utility System Revenue (RB)
5.000%, 08/01/21	1,135	1,148,433
5.000%, 08/01/22	400	424,263
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	450	467,272
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/22	2,500	2,576,453
5.000%, 02/15/23	1,190	1,292,586
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	660	665,405
Dallas Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	7,220	7,714,083
Dallas Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/24	5,690	6,443,298
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	6,700	6,754,866
3.000%, 08/15/22	2,000	2,074,467
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	320	323,518

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
4.000%, 08/15/22	440	$462,012
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	778,787
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	778,787
5.000%, 02/15/23	410	445,191
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series B
4.000%, 08/01/21	2,030	2,049,223
Gregory-Portland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	5,920	6,147,702
Harris County (GO) Series A
5.000%, 10/01/21	7,500	7,651,242
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	6,000	6,012,301
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,153,207
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,485	2,580,380
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,300	1,381,671
Magnolia Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	1,560	1,581,525
New Braunfels Independent School District (GO) (PSF-GTD)
5.000%, 02/01/22	3,705	3,839,557
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/21	780	792,441
5.000%, 09/01/22	600	638,919

175

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
North Texas Tollway Authority (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/21)	1,465	$1,488,123
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	3,000	3,049,787
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/21)	3,515	3,570,480
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,977,922
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	14,000	14,537,354
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	533,955
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/21	740	754,613
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	2,000	2,009,325
3.000%, 08/01/22	1,690	1,751,230
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	2,356,840
Texas State (RN)
4.000%, 08/26/21	51,000	51,627,274
Texas State (GO)
5.000%, 10/01/21	8,175	8,339,169
5.000%, 10/01/23	1,425	1,591,064
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/22)	7,500	7,833,571
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,160	5,389,497
5.000%, 10/01/21	4,780	4,875,991

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	7,000	$7,140,867
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/21	4,050	4,131,501
5.000%, 04/01/22	2,630	2,747,714
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/22	1,530	1,563,001
3.000%, 02/01/23	1,400	1,470,128

TOTAL TEXAS		310,461,867

UTAH — (1.3%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/22	2,775	2,926,979
Central Utah Water Conservancy District (GO) Series A
4.000%, 04/01/22	1,130	1,170,001
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	4,639,956
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/21	1,170	1,177,240
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/21	3,060	3,077,104
Utah State (GO)
5.000%, 07/01/21	2,820	2,842,005
5.000%, 07/01/22	11,690	12,355,758
Utah State (GO) Series B
5.000%, 07/01/21	980	987,647
5.000%, 07/01/23	2,500	2,762,892

TOTAL UTAH		31,939,582

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/22	2,900	3,077,034

VIRGINIA — (3.8%)
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	2,148,422

176

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CONTINUED

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/22	2,375	$2,451,727
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,743,066
City of Newport News (GO) (ST AID WITHHLDG) Series A
3.000%, 02/01/22	1,300	1,328,237
4.000%, 02/01/23	1,565	1,671,182
City of Norfolk Water Revenue (RB)
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 5/1/22)	5,825	6,107,236
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/21	6,930	6,997,357
Commonwealth of Virginia (GO) (ETM) Series A
5.000%, 06/01/21	135	135,487
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/21	915	918,389
Commonwealth of Virginia (GO) Series B
5.000%, 06/01/21	6,985	7,010,872
Commonwealth of Virginia (GO) (ST AID WITHHLDG) (ETM) Series B
5.000%, 06/01/21	120	120,432
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/21	13,525	13,575,095
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	13,625	14,374,619
¤ 5.000%, 10/01/23 (Pre-refunded @ $100, 10/1/21)	7,315	7,461,593
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/21	2,980	3,015,492
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	3,015	3,118,371
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	13,090	13,243,633

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
University of Virginia (RB) Series B
5.000%, 08/01/21	5,410	$5,474,567
Virginia Commonwealth Transportation Board (RB)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/21)	4,000	4,005,998

TOTAL VIRGINIA		95,901,775

WASHINGTON — (4.1%)
City of Seattle (GO) Series A
5.000%, 08/01/21	7,345	7,432,115
5.000%, 08/01/22	2,700	2,864,125
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/21	2,410	2,428,727
5.000%, 07/01/22	2,055	2,171,539
City of Seattle Municipal Light & Power Revenue (RB) Series C
5.000%, 09/01/21	3,750	3,809,814
5.000%, 10/01/21	11,130	11,353,046
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	780	804,934
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/21	395	406,076
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/21	4,700	4,832,903
King County (GO)
5.000%, 12/01/21	3,000	3,085,186
King County (GO) Series A
5.000%, 12/01/21	1,235	1,270,068
King County (GO) Series C
5.000%, 01/01/22	4,700	4,852,795
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/21	1,420	1,451,909
4.000%, 12/01/22	1,685	1,788,393
King County Sewer Revenue (RB) Series A
5.000%, 01/01/22	2,090	2,157,945

177

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CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	1,095	$1,119,606
Pierce County (GO) Series A
5.000%, 07/01/21	1,530	1,541,889
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/21	850	869,100
4.000%, 12/01/22	800	849,089
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	500	514,168
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,112,164
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,295,453
Washington State (GO) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,118,604
Washington State (GO) Series A-1
5.000%, 08/01/21	1,500	1,517,828
Washington State (GO) Series D
5.000%, 07/01/22	4,485	4,739,885
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/22)	3,185	3,300,915
Washington State (GO) Series E
5.000%, 06/01/22	1,620	1,705,446
Washington State (GO) Series F
5.000%, 06/01/22	4,200	4,421,527
Washington State (GO) Series R-2017A
5.000%, 08/01/21	3,060	3,096,369
5.000%, 08/01/22	2,500	2,652,292
Washington State (GO) Series R-2020D
5.000%, 07/01/21	4,000	4,031,147

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	2,600	$2,802,166

TOTAL WASHINGTON		102,397,223

WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 06/01/21	9,620	9,655,114

WISCONSIN — (2.8%)
City of Madison (GO) Series A
4.000%, 10/01/21	10,870	11,043,470
City of Waukesha (GO) Series B
2.000%, 10/01/22	275	282,233
DeForest Area School District (GO)
5.000%, 04/01/22	1,000	1,044,100
Janesville School District (GO)
2.000%, 03/01/22	2,000	2,031,328
3.000%, 03/01/23	925	973,201
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/22	12,750	12,950,782
Waukesha WIS (GO) Series C
5.000%, 10/01/23	200	223,153
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,308,951
5.000%, 11/01/22	4,250	4,560,994
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,890	4,078,481
Wisconsin State (GO) Series A
5.000%, 05/01/21	7,540	7,540,000
5.000%, 05/01/22	8,545	8,961,661

178

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series B
5.000%, 05/01/21	9,655	$9,655,000

TOTAL WISCONSIN		69,653,354

TOTAL MUNICIPAL BONDS		2,466,499,066

TOTAL INVESTMENT SECURITIES (Cost $2,494,542,699)		2,497,333,710

TOTAL INVESTMENTS — (100.0%) (Cost $2,494,542,699)		$2,497,333,710

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,466,499,066	—	$2,466,499,066
Certificates of Deposit	—	30,834,644	—	30,834,644

TOTAL	—	$2,497,333,710	—	$2,497,333,710

See accompanying Notes to Financial Statements.

179

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series A
5.000%, 08/01/21	250	$252,965
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	3,456,706
City of Birmingham Water Works Board (The) (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,488,795

TOTAL ALABAMA		5,198,466

ALASKA — (0.4%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	3,845	3,905,817
5.000%, 09/01/23	200	222,238
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,189,706

TOTAL ALASKA		7,317,761

ARIZONA — (0.5%)
City of Tucson (GO) Series 2012-C
3.000%, 07/01/22	1,455	1,503,662
City of Tucson (GO) Series A
5.000%, 07/01/24	700	804,561
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,921,113
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	287,087
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,412,634
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,735,461

TOTAL ARIZONA		10,664,518

	Face
	Amount^	Value†
	(000)
ARKANSAS — (0.5%)
Arkansas State (GO)
5.000%, 06/15/21	3,750	$3,771,004
5.000%, 04/01/22	2,800	2,924,796
4.250%, 06/01/23	3,325	3,603,471

TOTAL ARKANSAS		10,299,271

CALIFORNIA — (2.0%)
California State (GO)
5.000%, 11/01/24	1,175	1,369,363
5.000%, 08/01/25	4,915	5,883,491
5.000%, 11/01/25	1,985	2,396,295
5.000%, 08/01/26	8,200	10,123,946
3.500%, 08/01/27	800	939,271
5.000%, 11/01/27	5,580	7,107,858
5.000%, 04/01/29	2,000	2,626,357
California State (GO) Series B
5.000%, 09/01/21	250	253,996
5.000%, 09/01/25	9,000	10,804,057
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	474,921

TOTAL CALIFORNIA		41,979,555

COLORADO — (1.5%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	436,993
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,469,746
City & County of Denver (GO) Series C
5.000%, 08/01/23	1,830	2,029,121
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,682,837
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,830	2,053,062

180

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CONTINUED

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	$14,228,918
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,563,694
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,649,697
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,871,094

TOTAL COLORADO		31,985,162

CONNECTICUT — (0.6%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,398,293
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,630,183
Town of Greenwich (GO) Series A
5.000%, 01/15/24	6,000	6,782,259
5.000%, 01/15/25	2,925	3,430,630

TOTAL CONNECTICUT		13,241,365

DELAWARE — (0.7%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,263,063
5.000%, 02/01/29	5,000	6,573,767
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,467,101
5.000%, 10/01/23	1,290	1,440,331
Delaware State (GO) Series B
5.000%, 07/01/24	470	540,527
New Castle County (GO)
5.000%, 10/01/23	1,000	1,116,536
New Castle County (GO) Series B
5.000%, 07/15/22	700	741,116

TOTAL DELAWARE		15,142,441

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (1.9%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	$2,202,506
5.000%, 06/01/24	1,485	1,703,965
5.000%, 06/01/25	1,500	1,784,611
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	14,872,419
5.000%, 06/01/25	4,500	5,353,831
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	4,280,353
5.000%, 07/01/27	8,100	10,179,720

TOTAL DISTRICT OF COLUMBIA		40,377,405

FLORIDA — (3.2%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,793,800
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,188,603
Florida State (GO)
5.000%, 07/01/24	5,000	5,753,704
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,431,629
5.000%, 06/01/24	1,400	1,605,034
5.000%, 06/01/25	6,500	7,724,583
Florida State (GO) Series B
5.000%, 06/01/23	350	385,438
5.000%, 06/01/24	9,740	11,166,454
Florida State (GO) Series C
5.000%, 06/01/23	7,000	7,708,770
5.000%, 06/01/27	2,000	2,524,440
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,052,856
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,286,476
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,345	1,651,794
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,481,137
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,871,441

181

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CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	$2,425,082
School District of Broward County (GO)
5.000%, 07/01/24	3,670	4,215,690
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,415,699

TOTAL FLORIDA		68,682,630

GEORGIA — (3.4%)
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,556,382
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,303,651
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,651,035
5.000%, 07/01/27	6,090	7,712,380
Georgia State (GO) Series C-1
5.000%, 07/01/23	10,915	12,062,787
5.000%, 07/01/26	9,200	11,335,465
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,789,741
5.000%, 12/01/26	3,000	3,742,146
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,573,338
5.000%, 01/01/27	2,000	2,498,196
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,697,672
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	2,005,133
Henry County (GO)
5.000%, 05/01/24	1,200	1,370,621
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,890,117

TOTAL GEORGIA		73,188,664

	Face
	Amount^	Value†
	(000)
HAWAII — (2.2%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	$223,204
5.000%, 10/01/24	6,870	7,966,716
5.000%, 10/01/25	4,925	5,912,123
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	775,596
5.000%, 07/01/25	845	1,005,911
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	873,835
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,402,512
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,960,330
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,738,348
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,967,115
Hawaii State (GO) Series FT
5.000%, 01/01/27	10,000	12,427,862
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	6,038,430
Maui County (GO)
5.000%, 03/01/24	880	997,737

TOTAL HAWAII		46,289,719

ILLINOIS — (0.3%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,326,221
5.000%, 12/01/25	1,180	1,417,134
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,891,327

TOTAL ILLINOIS		6,634,682

IOWA — (0.1%)
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,462,017

KANSAS — (0.8%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	533,374
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,346,759
5.000%, 09/01/24	2,440	2,822,699

182

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CONTINUED

	Face
	Amount^	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	$496,744
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,867,021
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	3,301,947
5.000%, 09/01/27	1,500	1,892,023
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	1,351,276

TOTAL KANSAS		17,611,843

KENTUCKY — (0.8%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	5,645	6,079,263
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,387,558
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,240,127

TOTAL KENTUCKY		17,706,948

LOUISIANA — (0.7%)
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,261,295
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,508,415

TOTAL LOUISIANA		15,769,710

MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,518,997

MARYLAND — (10.0%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,585,311
5.000%, 04/01/23	1,165	1,273,335
5.000%, 10/01/24	6,880	7,985,955
Baltimore County (GO)
5.000%, 08/01/21	1,980	2,003,484

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 02/01/22	2,100	$2,176,428
5.000%, 08/01/22	400	424,315
3.000%, 11/01/24	1,000	1,092,621
5.000%, 03/01/27	5,000	6,261,774
5.000%, 11/01/27	2,175	2,772,122
5.000%, 03/01/28	4,000	5,143,291
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,689,076
City of Baltimore (GO) Series B
5.000%, 10/15/21	2,500	2,554,986
5.000%, 10/15/22	8,060	8,632,227
5.000%, 10/15/23	2,640	2,948,936
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	5,993,639
Harford County (GO)
4.000%, 10/01/24	2,650	2,986,123
Howard County (GO) Series A
5.000%, 08/15/24	2,085	2,408,800
5.000%, 02/15/25	3,900	4,587,546
5.000%, 02/15/28	1,220	1,566,961
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,825,095
Maryland State (GO) Series 1
5.000%, 06/01/23	5,000	5,505,162
Maryland State (GO) Series A
5.000%, 08/01/25	3,525	4,209,717
5.000%, 03/15/26	8,155	9,929,999
5.000%, 08/01/27	7,000	8,864,750
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,317,097
5.000%, 08/01/27	5,945	7,528,706
5.000%, 08/01/28	4,000	5,190,805
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,191,821
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	10,829,041
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,275,407
4.000%, 11/01/26	9,500	11,296,026
Prince County George’s (GO) Series A
5.000%, 07/15/24	230	264,897
5.000%, 07/15/25	17,780	21,218,126

183

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CONTINUED

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
4.000%, 07/01/26	2,000	$2,360,109
3.000%, 09/15/27	10,950	12,503,712
Prince County George’s (GO) Series B
4.000%, 03/01/22	2,480	2,559,948
State of Maryland Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,086,770
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	11,288,237
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,018,890

TOTAL MARYLAND		212,351,245

MASSACHUSETTS — (4.1%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	8,759,297
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,910,655
5.000%, 04/01/24	3,000	3,417,237
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,425,568
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,721,178
5.000%, 06/15/25	1,565	1,860,186
City of Quincy (GO)
5.000%, 01/15/24	635	717,053
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	162,577
City of Woburn (GO)
4.000%, 09/01/22	350	368,117
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,062,445
5.000%, 07/01/28	5,725	7,410,500
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,025,182
5.000%, 04/01/23	10,000	10,931,930
5.000%, 08/01/24	1,500	1,728,879
5.000%, 04/01/26	4,000	4,875,287
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,085,735
5.000%, 11/01/27	9,000	11,464,287

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	$4,308,244
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	3,975,790
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,518,579
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,182,362
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,314,456
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,277,472
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,160,656
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,815,901

TOTAL MASSACHUSETTS		86,479,573

MICHIGAN — (0.4%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,510,717
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	518,916
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,367,333
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
5.250%, 05/15/21	1,000	1,001,532
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,074,734

TOTAL MICHIGAN		7,473,232

MINNESOTA — (3.4%)
City of Minneapolis (GO)
3.000%, 12/01/23	4,000	4,288,140

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CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	$864,098
Hennepin County (GO) Series A
5.000%, 12/01/23	2,410	2,708,678
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	5,066,699
5.000%, 12/01/27	5,800	7,416,338
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,144,658
Metropolitan Council (GO) Series B
5.000%, 03/01/23	2,015	2,194,591
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,574,333
5.000%, 03/01/26	700	852,445
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	6,349,494
5.000%, 08/01/28	6,130	7,980,000
Minnesota State (GO) Series B
2.000%, 08/01/24	5,000	5,284,131
Minnesota State (GO) Series D
5.000%, 08/01/24	500	577,172
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	12,266,485
Minnesota State (GO) (ETM) Series B
5.000%, 10/01/21	4,660	4,753,387
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,236,361
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,266,653

TOTAL MINNESOTA		71,823,663

	Face
	Amount^	Value†
	(000)
MISSISSIPPI — (0.9%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	$11,573,399
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	7,937,007

TOTAL MISSISSIPPI		19,510,406

MISSOURI — (1.6%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,678,606
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,182,979
5.000%, 02/01/23	3,955	4,287,061
3.000%, 02/01/25	4,215	4,626,429
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,220,038
5.000%, 03/01/24	4,100	4,653,531
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,702,511
Metropolitan State Louis Sewer District (RB) Series B
5.000%, 05/01/24	2,090	2,388,514
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,705,126
Saint Louis County (GO)
5.000%, 02/01/24	2,680	3,026,981
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,422,793

TOTAL MISSOURI		33,894,569

MONTANA — (0.0%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	615	618,756

NEBRASKA — (0.3%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	831,483
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,738,828

185

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	Face
	Amount^	Value†
	(000)
NEBRASKA — (Continued)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	$2,684,849
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	738,860

TOTAL NEBRASKA		5,994,020

NEVADA — (0.6%)
City of Henderson NV (GO)
5.000%, 06/01/21	490	491,804
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,205,539
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	3,232,060
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,845	3,260,713
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,960,475

TOTAL NEVADA		12,150,591

NEW HAMPSHIRE — (0.2%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,717,343
New Hampshire State (GO) Series C
5.000%, 12/01/24	2,835	3,308,434

TOTAL NEW HAMPSHIRE		5,025,777

NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,287,397
3.000%, 02/01/27	3,035	3,438,806
3.000%, 02/01/28	4,560	5,212,996
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,898,956
Monmouth County (GO)
5.000%, 01/15/24	970	1,094,779
Montville Township (GO)
3.000%, 10/01/25	505	560,966
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,108,063

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	$358,103
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/22	4,100	4,195,925
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	46,031
Union County (GO) Series B
3.000%, 03/01/22	2,315	2,370,542

TOTAL NEW JERSEY		23,572,564

NEW MEXICO — (0.6%)
City of Albuquerque (GO) Series A
5.000%, 07/01/24	1,300	1,492,852
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,441,781
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,523,135
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,056,589
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,303,769

TOTAL NEW MEXICO		12,818,126

NEW YORK — (4.9%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,435,453
5.000%, 08/01/26	7,015	8,603,743
City of New York (GO) Series B
5.000%, 08/01/21	450	455,326
5.000%, 08/01/22	600	636,395
City of New York (GO) Series B-1
5.000%, 12/01/22	2,240	2,410,839
City of New York (GO) Series C
5.000%, 08/01/22	1,500	1,590,987
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,118,994

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	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/21	3,975	$4,022,047
5.000%, 08/01/23	9,725	10,762,296
5.000%, 08/01/26	2,500	3,066,195
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,060,658
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,199,217
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 12/15/22	1,395	1,504,016
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/22	8,605	9,281,841
5.000%, 03/15/23	2,700	2,944,171
5.000%, 02/15/25	4,055	4,757,402
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	10,200	10,589,034
5.000%, 02/15/24	4,900	5,546,298
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,579,704
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,172,790
5.000%, 02/15/24	9,950	11,262,381
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/28	2,505	3,199,889
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,302,764
5.000%, 03/15/25	3,440	4,047,428
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	332,021
Town of Hempstead (GO)
5.000%, 08/15/24	3,070	3,543,494
Town of Huntington (GO)
2.000%, 12/01/23	100	104,452
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,509,648

TOTAL NEW YORK		104,039,483

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (6.2%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	$2,866,964
4.000%, 06/01/25	3,510	4,030,890
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,640,649
Forsyth County (GO)
4.000%, 12/01/21	3,500	3,579,266
Guilford County (GO)
5.000%, 03/01/24	2,300	2,611,217
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,865,509
Guilford County (GO) Series B
5.000%, 05/01/24	6,600	7,542,675
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,892,871
Moore County (GO)
5.000%, 06/01/22	2,740	2,884,520
New Hanover County (GO)
5.000%, 02/01/23	250	271,219
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	9,700	10,075,208
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,502,975
5.000%, 06/01/25	10,000	11,883,974
5.000%, 06/01/26	5,000	6,139,347
5.000%, 06/01/28	5,035	6,524,898
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,531,651
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,396,853
Wake County (GO)
5.000%, 04/01/25	4,000	4,726,305
Wake County (GO) Series A
5.000%, 03/01/24	5,000	5,676,558
5.000%, 03/01/28	2,000	2,576,264
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,353,117
5.000%, 03/01/25	5,000	5,890,778
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,405,935

TOTAL NORTH CAROLINA		132,869,643

187

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	Face
	Amount^	Value†
	(000)
NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	$3,835,774

OHIO — (4.8%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,703,504
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,333,005
5.000%, 07/01/26	4,260	5,243,918
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,415,483
City of Columbus (GO) Series A
3.000%, 07/01/21	470	472,172
3.000%, 07/01/22	700	723,577
2.000%, 08/15/22	6,160	6,310,541
5.000%, 04/01/23	750	820,046
4.000%, 07/01/23	4,995	5,410,359
4.000%, 04/01/27	8,800	10,530,149
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,440,382
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	205,561
Ohio State (GO) Series A
3.000%, 02/01/22	500	510,823
5.000%, 08/01/22	3,000	3,182,750
5.000%, 09/15/22	750	800,182
5.000%, 06/15/24	800	917,962
5.000%, 03/01/25	3,525	4,150,050
5.000%, 09/01/25	5,550	6,646,626
Ohio State (GO) Series B
5.000%, 06/15/23	2,000	2,205,244
5.000%, 08/01/23	4,025	4,461,997
5.000%, 09/15/23	1,980	2,206,160
5.000%, 08/01/24	2,970	3,424,224
5.000%, 09/01/24	2,665	3,082,027
5.000%, 09/01/27	625	792,762
5.000%, 09/15/27	1,500	1,904,489
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,017,896
5.000%, 08/01/27	6,880	8,707,969
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,573,249
Ohio State (GO) Series W
4.000%, 05/01/24	785	873,223

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
4.000%, 05/01/25	785	$898,433
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,579,524
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	4,064,850

TOTAL OHIO		102,609,137

OKLAHOMA — (0.9%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,070,710
City of Tulsa (GO)
5.000%, 03/01/24	10,050	11,394,610
5.000%, 03/01/26	6,250	7,577,778

TOTAL OKLAHOMA		20,043,098

OREGON — (2.5%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	784,172
City of Portland (GO) Series A
5.000%, 06/15/24	400	459,250
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	781,395
5.000%, 06/15/26	1,550	1,900,128
City of Salem (GO)
5.000%, 06/01/25	530	630,800
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	1,000	1,147,915
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	1,281,260
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,903,579
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,696,285

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	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	$1,425,258
Oregon State (GO)
5.000%, 06/01/24	500	573,227
Oregon State (GO)
5.000%, 12/01/24	2,290	2,675,990
Oregon State (GO) Series A
5.000%, 05/01/21	200	200,000
5.000%, 05/01/24	3,545	4,051,331
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,866,589
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,481,015
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,345,039
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	1,000	1,147,915
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	3,003,434
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,636,818
Washington County (GO)
5.000%, 03/01/24	2,400	2,722,559
5.000%, 03/01/25	5,100	5,997,934
5.000%, 03/01/26	300	363,893
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,198,391
5.000%, 06/01/25	1,395	1,659,688

TOTAL OREGON		52,933,865

PENNSYLVANIA — (1.7%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	13,568,216

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	11,260	$11,759,742
5.000%, 07/01/22	2,000	2,112,938
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,760,556
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,792,629
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	232,303
5.000%, 03/01/25	540	634,625

TOTAL PENNSYLVANIA		36,861,009

RHODE ISLAND — (0.1%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,702,564
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	726,639

TOTAL RHODE ISLAND		2,429,203

SOUTH CAROLINA — (1.8%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,287,889
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,287,489
Charleston County (GO)
5.000%, 11/01/23	1,000	1,120,114
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,129,030
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	3,987,604
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,642,975
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	385	386,411
Clemson University (RB)
3.000%, 05/01/21	350	350,000

189

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	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	$1,684,164
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/24	3,590	3,960,948
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,324,599
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,140,947
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,660,380

TOTAL SOUTH CAROLINA		37,962,550

SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,492,712

TENNESSEE — (3.4%)
City of Johnson City (GO)
5.000%, 03/01/24	2,555	2,898,391
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	1,961,704
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,289,858
City of Pigeon Forge (GO)
4.000%, 06/01/21	670	671,938
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,661,359
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,659,166
Knox County (GO)
5.000%, 04/01/24	3,440	3,913,042
Knox County (GO) Series A
5.000%, 08/01/23	1,300	1,439,901

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	$1,056,469
5.000%, 01/01/26	5,840	7,061,889
5.000%, 07/01/27	3,510	4,425,684
4.000%, 07/01/28	10,000	12,217,673
Putnam County (GO)
4.000%, 04/01/23	975	1,045,532
Sumner County (GO)
5.000%, 06/01/21	110	110,404
5.000%, 12/01/23	3,395	3,812,943
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,717,081
5.000%, 02/01/27	7,720	9,670,719
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,195,646
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,607,765
Town of Greeneville (GO)
3.000%, 06/01/21	1,360	1,362,915
Williamson County (GO) Series A
4.000%, 05/01/22	300	311,594

TOTAL TENNESSEE		72,091,673

TEXAS — (14.6%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,573,672
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,131,195
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,695,570
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	865,230
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,516,999

190

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	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	$1,133,287
City of Amarillo (GO)
2.000%, 02/15/24	4,900	5,127,507
4.000%, 02/15/24	1,555	1,713,217
2.000%, 02/15/25	5,015	5,308,746
4.000%, 02/15/25	1,620	1,836,239
City of Austin (GO)
5.000%, 09/01/24	1,215	1,405,565
City of Celina (GO)
4.125%, 09/01/24	2,325	2,617,402
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	787,800
City of Denton (GO)
4.000%, 02/15/22	2,510	2,586,759
3.000%, 02/15/24	3,615	3,882,830
4.000%, 02/15/25	3,790	4,295,893
City of Fort Worth (GO)
Series A
5.000%, 03/01/24	1,240	1,404,397
5.000%, 03/01/25	5,000	5,869,897
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	8,941,159
5.000%, 02/15/25	9,470	11,116,046
City of Houston (GO)
Series A
5.000%, 03/01/22	5,890	6,127,937
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,085,269
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,143,969
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,584,277
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	576,118
Clear Creek Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	4,380	4,679,734
5.000%, 02/15/25	2,175	2,553,949
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,743,424

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	$358,359
4.000%, 08/15/24	410	459,282
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,616,064
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	577,650
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,154,232
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	674,172
4.000%, 08/15/24	500	560,799
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	4,142,448
5.000%, 02/15/24	3,000	3,397,169
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,310,600
Galveston County (GO)
5.000%, 02/01/22	1,000	1,036,394
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,131,494
Harris County (GO) Series A
5.000%, 10/01/23	2,900	3,236,462
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,502,249
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,064,172
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	3,225	3,231,612
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,132,689

191

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/26	7,020	$8,525,321
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	8,356,751
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,756,056
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,306,333
Mansfield Independent School District (GO) (PSF-GTD) (ETM) Series A
5.000%, 02/15/22	895	929,280
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	333,581
5.000%, 09/01/24	5,715	6,605,177
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	4,928,504
5.000%, 08/15/25	1,880	2,247,222
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,854,598
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,918,894
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,865,639
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,745,105
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,466,156
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	395,823

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	$5,344,056
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,718,527
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,110,326
Texas A&M University (RB) Series B
5.000%, 05/15/21	4,000	4,006,011
¤ 5.000%, 05/15/30
(Pre-refunded @
$100, 5/15/23)	10,370	11,382,626
Texas State (GO)
5.000%, 04/01/23	5,000	5,468,994
5.000%, 10/01/23	15,345	17,133,243
5.000%, 10/01/26	2,845	3,521,323
Texas State (GO) Series A
5.000%, 10/01/23	2,690	3,003,482
5.000%, 04/01/25	1,000	1,179,865
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	17,422,143
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	12,028,615
5.250%, 04/01/26	300	369,444
5.000%, 10/01/26	4,340	5,371,719
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,982,529
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,134,015
University of Texas System (The) (RB) Series D
5.000%, 08/15/26	2,000	2,465,045
University of Texas System (The) (RB) Series E
5.000%, 08/15/26	4,835	5,959,246
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	2,500	2,985,974
5.000%, 08/15/26	1,500	1,848,784

192

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	$562,684
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	7,017,136

TOTAL TEXAS		311,140,161

UTAH — (2.3%)
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,228,988
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,363,962
Utah State (GO)
5.000%, 07/01/22	11,285	11,927,693
5.000%, 07/01/24	12,350	14,215,879
5.000%, 07/01/25	1,000	1,193,169
5.000%, 07/01/26	4,450	5,477,802
5.000%, 07/01/27	6,100	7,716,607
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,162,594
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,645,753

TOTAL UTAH		48,932,447

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,410,171
5.000%, 08/15/24	1,000	1,152,763
Vermont State (GO) Series C
4.000%, 08/15/23	225	244,713

TOTAL VERMONT		2,807,647

VIRGINIA — (5.0%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,188,872
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,402,083
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	4,005,917

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	$3,047,851
5.000%, 09/01/22	2,050	2,182,972
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,126,874
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,776,583
5.000%, 07/15/24	3,170	3,653,167
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,481,859
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,107,865
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,389,473
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,171,224
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	3,013,950
5.000%, 02/01/25	2,590	3,040,395
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,192,448
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,581,016
5.000%, 06/01/25	500	594,422
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	11,014,731
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,336,377
5.000%, 10/01/24	5,000	5,813,019
5.000%, 10/01/26	1,000	1,243,157
5.000%, 10/01/27	1,000	1,278,339
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,129,894
5.000%, 08/01/28	2,905	3,774,573

193

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CONTINUED

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	$3,962,290
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,908,730
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	4,000	4,672,659
5.000%, 12/01/25	500	604,007
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	4,014,367
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	4,420	4,471,876
University of Virginia (RB) Series B
5.000%, 08/01/21	1,830	1,851,841

TOTAL VIRGINIA		107,032,831

WASHINGTON — (6.1%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,331,658
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	5,066,172
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,144,940
5.000%, 07/01/25	900	1,066,059
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	378,913
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	10,602,955
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	326,316
5.000%, 07/01/24	2,265	2,601,008
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	13,061,923

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	$6,389,186
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	303,336
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,022,295
4.000%, 12/01/22	2,630	2,787,936
County of Kitsap WA (GO)
5.000%, 06/01/21	200	200,736
King County (GO) Series A
5.000%, 06/01/28	3,555	4,592,761
5.000%, 06/01/29	2,050	2,706,882
King County (GO) Series E
5.000%, 12/01/25	955	1,151,724
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,233,273
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,381,575
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,930,869
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,022,647
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	3,222,496
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,601,783
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,823,974
Spokane County (GO)
5.000%, 12/01/22	1,025	1,104,022
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	154,250

194

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CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	$436,993
University of Washington (RB) (ETM) Series A
5.000%, 07/01/22	6,505	6,873,114
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	227,674
Washington State (GO) Series A
5.000%, 08/01/23	750	831,249
Washington State (GO) Series B
5.000%, 07/01/24	1,200	1,379,658
5.000%, 07/01/25	1,500	1,785,640
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,627,041
5.000%, 02/01/26	2,640	3,203,619
Washington State (GO) Series D
5.000%, 07/01/23	3,800	4,196,980
5.000%, 06/01/25	1,500	1,781,254
5.000%, 06/01/27	3,000	3,780,535
Washington State (GO) Series E
5.000%, 02/01/23	1,940	2,104,306
Washington State (GO) Series F
5.000%, 06/01/24	5,575	6,389,623
Washington State (GO) Series R-2012C
4.000%, 07/01/21	1,610	1,619,989
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,341,084
Washington State (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,679,338
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,865,639

TOTAL WASHINGTON		129,333,425

	Face
	Amount^	Value†
	(000)
WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	$561,139

WISCONSIN — (2.1%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,478,945
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	475,272
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	2,051,547
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,342,794
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,870,970
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,337,574
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	9,343,161
5.000%, 05/01/24	7,720	8,812,678
5.000%, 05/01/25	7,885	9,329,765
Wisconsin State (GO) Series B
5.000%, 05/01/25	3,200	3,786,335

TOTAL WISCONSIN		44,829,041

TOTAL MUNICIPAL BONDS Cost ($2,050,296,839)		2,131,588,514

TOTAL INVESTMENTS — (100.0%) (Cost $2,050,296,839)		$2,131,588,514

195

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,131,588,514	—	$2,131,588,514

TOTAL	—	$2,131,588,514	—	$2,131,588,514

See accompanying Notes to Financial Statements.

196

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile
3.000%, 02/01/30	300	$316,441
UAB Medicine Finance Authority (RB) Series B2
5.000%, 09/01/30	200	243,878
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	292,977

TOTAL ALABAMA		853,296

ALASKA — (1.5%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	307,728
Alaska Municipal Bond Bank Authority (RB) (MORAL OBLG) Series 3
5.000%, 10/01/29	165	190,089
Alaska State (GO) Series A
5.000%, 08/01/36	250	328,303
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	265	308,777
Municipality of Anchorage (GO) Series B
5.000%, 09/01/22	1,195	1,271,851
State of Alaska (GO) Series B
5.000%, 08/01/30	500	588,797

TOTAL ALASKA		2,995,545

ARIZONA — (0.5%)
Apache County Industrial Development Authority (RB) Series A
4.500%, 03/01/30	115	117,846
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	200	214,233

	Face
	Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Industrial Dev. Authority (RB) Series A
4.000%, 09/01/37	375	$454,134
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	150	190,571

TOTAL ARIZONA		976,784

ARKANSAS — (0.3%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	258,080
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	258,616

TOTAL ARKANSAS		516,696

CALIFORNIA — (2.2%)
Alameda Corridor Transportation Authority (RB) Series A
5.000%, 10/01/22	300	319,624
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	323,659
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	150	168,687
City of El Cerrito (RB) (NPFGC )
5.000%, 05/01/29	250	301,864
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	250	297,954
Contra Costa County Schools Pooled Notes (RB) Series A
2.000%, 12/01/21	150	151,392

197

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Hesperia Community Redevelopment Agency Successor Agency (AGM) Series A
3.375%, 09/01/37	500	$551,899
Imperial Beach Redevelopment Agency Successor Agency
4.000%, 06/01/38	260	306,273
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	354,329
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	198,821
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/27	380	462,869
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/23	300	330,929
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	250,947
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	210	221,117
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	114,834

TOTAL CALIFORNIA		4,355,198

COLORADO — (1.5%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	150	185,797
Colorado Health Facilities Authority (RB) Series A-
4.000%, 08/01/37	300	347,105
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	350	444,956
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	261,536
5.000%, 09/01/36	300	390,075

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	200	$256,324
Regional Transportation District (COP)
5.000%, 06/01/29	300	345,453
Sand Creek Metropolitan District (GO) (AGM) Series A
4.000%, 12/01/24	250	278,793
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	200	255,366
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	132,895

TOTAL COLORADO		2,898,300

CONNECTICUT — (1.7%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	300	383,828
Connecticut State (GO) Series A
4.000%, 04/15/38	500	587,781
Connecticut State (GO) Series B
5.000%, 06/15/26	390	461,402
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	307,269
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	643,457
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 05/01/35	500	662,778
Metropolitan District (The) (GO) Series A
3.000%, 08/01/27	275	295,701

TOTAL CONNECTICUT		3,342,216

DELAWARE — (0.1%)
Delaware Municipal Electric Corp. (The) (RB)
5.000%, 07/01/29	100	130,168

198

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CONTINUED

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (0.5%)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	250	$311,616
Washington Convention & Sports Authority Series A
5.000%, 10/01/29	250	325,223
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	309,168

TOTAL DISTRICT OF COLUMBIA		946,007

FLORIDA — (11.0%)
Brevard County School District (COP)
5.000%, 07/01/27	275	313,087
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	310,159
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	250	282,675
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,500	1,795,557
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	322,739
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	900	1,042,676
5.000%, 10/01/25	1,285	1,538,816
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,231,718
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	990,278
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	535	640,157
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	250	292,747

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series A
5.000%, 07/01/24	1,200	$1,380,889
Greater Orlando Aviation Authority (RB) Series B
5.000%, 10/01/36	445	532,368
Hillsborough County School Board (COP)
5.000%, 07/01/30	500	629,964
Miami Beach Redev. Agency
5.000%, 02/01/29	325	364,034
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	300	362,552
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	463,302
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	360,123
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,310	1,663,620
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	297,090
Pasco County (GO) Series A
5.000%, 10/01/24	570	659,729
5.000%, 10/01/25	570	680,934
Polk County School District (COP) Series A
5.000%, 01/01/28	450	563,615
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/37	400	497,308
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	350	423,083
School Board of Miami-Dade County (The) (COP) Series A
5.000%, 05/01/31	250	290,513
School Board of Miami-Dade County (The) (COP) Series D
5.000%, 02/01/29	440	522,767
5.000%, 11/01/30	335	384,103

199

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
South Florida Water Management District
3.000%, 10/01/31	400	$428,552
State of Florida (GO) Series C
5.000%, 06/01/25	1,355	1,489,514
Town of Longboat Key (GO)
5.000%, 08/01/24	275	316,190
Volusia County School Board (COP)
5.000%, 08/01/28	250	285,701
West Palm Beach Community Redevelopment Agency
5.000%, 03/01/28	250	295,852

TOTAL FLORIDA		21,652,412

GEORGIA — (1.0%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (The) (RB)
5.000%, 03/01/29	250	304,083
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	323,968
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	478,585
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	400	504,559
Dev. Authority of Cobb County (The) (RB)
4.000%, 07/15/24	195	216,003
Municipal Electric Authority of Georgia (RB)
5.000%, 11/01/27	100	125,431

TOTAL GEORGIA		1,952,629

HAWAII — (0.7%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	412,319
4.000%, 07/01/39	250	300,078
University of Hawaii (RB) Series B
3.000%, 10/01/31	500	569,035

TOTAL HAWAII		1,281,432

	Face
	Amount^	Value†
	(000)
IDAHO — (0.1%)
Idaho Health Facilities Auth. (RB)
5.000%, 03/01/37	200	$242,757

ILLINOIS — (5.5%)
Chicago O’Hare International Airport (RB)
5.000%, 01/01/33	290	333,933
Chicago O’Hare International Airport (RB) Series A
5.000%, 01/01/31	250	324,711
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/27	265	284,787
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,200,961
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	119,137
Cook County School District No. 88 Bellwood (GO) (BAM) Series A
4.000%, 12/01/22	375	396,296
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	431,391
DuPage & Cook Counties Township High School District No. 86 Hinsdale (GO)
5.000%, 01/15/25	500	584,016
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	500	603,348
Illinois Finance Authority (RB)
¤ 5.000%, 08/01/27	250	287,963
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	320	425,303
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	290,937
Joliet Park District (GO) (BAM)
4.000%, 02/01/22	150	154,006

200

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	225	$266,341
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	576,480
Lake County Forest Preserve District (GO)
5.000%, 12/15/23	1,500	1,687,720
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	162,791
5.000%, 03/01/29	350	406,113
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	998,024
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	500	587,201
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27 (Pre-refunded @ $100, 1/1/26)	25	30,122
5.000%, 01/01/27	510	611,487

TOTAL ILLINOIS		10,763,068

INDIANA — (1.3%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	315,939
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	314,977
Indiana Finance Authority (RB)
5.000%, 07/01/29	400	515,270
Indiana State University (RB) Series T
4.000%, 10/01/39	110	131,150
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	500	566,787
5.000%, 01/15/29	300	323,448

	Face
	Amount^	Value†
	(000)
INDIANA — (Continued)
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	$432,966

TOTAL INDIANA		2,600,537

IOWA — (1.9%)
City of Davenport (GO) Series B
5.000%, 06/01/22	1,320	1,389,328
Pottawattamie County (GO) Series A
3.000%, 06/01/22	750	772,786
Sioux City IA (GO) Series C
5.000%, 06/01/25	1,350	1,592,311

TOTAL IOWA		3,754,425

KENTUCKY — (0.8%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	310,562
Kentucky Bond Dev. Corp. (RB)
5.000%, 09/01/24	250	285,718
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	500	639,470
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	350	400,504

TOTAL KENTUCKY		1,636,254

LOUISIANA — (0.7%)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	124,817
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	356,967
Lafourche Parish School Board (GO)
5.000%, 03/01/28	500	629,993
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	325,893

TOTAL LOUISIANA		1,437,670

201

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	$246,817

MASSACHUSETTS — (1.3%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	322,062
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/30	365	469,548
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	393,887
Massachusetts Development Finance Agency (RB)
5.000%, 01/01/24	230	258,993
Massachusetts Development Finance Agency (RB) Series H
5.000%, 01/01/24	70	78,128
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	400	481,802
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	563,974

TOTAL MASSACHUSETTS		2,568,394

MICHIGAN — (1.0%)
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	283,351
Farmington Public School District (GO)
3.375%, 05/01/34	250	279,768
Ferris State University (RB)
5.000%, 10/01/27	400	485,897
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	628,286
Michigan Finance Authority (RB)
4.000%, 11/15/35	200	227,025

TOTAL MICHIGAN		1,904,327

	Face
	Amount^	Value†
	(000)
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	205	$246,717

MISSISSIPPI — (0.5%)
City of Jackson (GO)
5.000%, 03/01/24	350	395,766
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	245	288,939
Mississippi State (RB) Series A
5.000%, 10/15/23	250	277,499

TOTAL MISSISSIPPI		962,204

MISSOURI — (1.6%)
City of State Charles Series B
3.000%, 02/01/37	440	479,662
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/29	350	451,705
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/28	355	403,118
4.000%, 07/01/34	500	617,130
Jefferson City School District (COP)
4.000%, 04/01/24	200	219,810
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	153,443
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/33	450	582,032
Missouri Dev. Finance Board (RB) Series A
5.000%, 06/01/26	250	273,177

TOTAL MISSOURI		3,180,077

NEBRASKA — (0.3%)
Public Power Generation Agency (RB)
5.000%, 01/01/28	165	190,502

202

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEBRASKA — (Continued)
5.000%, 01/01/29	400	$461,566

TOTAL NEBRASKA		652,068

NEVADA — (4.8%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	515	663,288
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	375	483,302
5.000%, 07/01/40	500	628,968
Clark County NV (GO) Series B
5.000%, 11/01/27	1,000	1,266,547
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	309,314
Clark County School District (GO) Series A
5.000%, 06/15/28	300	368,790
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	469,148
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,466,595
Nevada System of Higher Education (RB)
3.000%, 07/01/32	250	266,912
Washoe County NV (GO)
5.000%, 07/01/24	735	842,782
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,769,981

TOTAL NEVADA		9,535,627

NEW JERSEY — (2.9%)
City of Newark (GO) (BAN) Series B
1.750%, 02/22/22	225	227,632
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	557,084
County of Atlantic NJ (GO)
3.000%, 04/01/28	555	601,132
Gloucester County Improvement Authority (The) (RB) (BAM)
5.000%, 07/01/32	145	189,095

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	$384,150
New Jersey Educational Facilities Authority (RB) (AGM)
5.000%, 07/01/28	100	124,011
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	365,240
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	300	333,414
4.000%, 06/01/30	800	933,073
New Jersey Turnpike Authority (RB) Series A
5.000%, 01/01/30	365	414,935
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	765	820,138
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	835,163

TOTAL NEW JERSEY		5,785,067

NEW YORK — (1.8%)
City of New York (GO) Series B-
5.000%, 12/01/29	500	613,495
City of Syracuse (GO) Series A
4.000%, 05/15/29	450	516,900
City of Yonkers (GO) Series A
4.000%, 02/15/23	125	133,160
Monroe County Industrial Dev. Corp. (RB)
5.000%, 07/01/27	150	184,049
5.000%, 12/01/28	250	317,389
New York City Industrial Dev. Agency (RB) (AGM)
3.000%, 01/01/33	500	555,402
New York State Dormitory Authority (RB)
5.000%, 07/01/23	280	307,395

203

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series K
5.000%, 01/01/32	400	$462,794
Port Authority of New York & New Jersey (RB) Series 205
5.000%, 11/15/28	300	380,612

TOTAL NEW YORK		3,471,196

NORTH CAROLINA — (0.4%)
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	350	420,124
University of North Carolina at Greensboro (RB)
5.000%, 04/01/27	250	282,585

TOTAL NORTH CAROLINA		702,709

OHIO — (1.7%)
Akron OH Income Tax Revenue Akrgen (RB)
5.000%, 12/01/26	395	455,618
Allen County Hospital Facilities Revenue (RB) Series A
5.000%, 08/01/29	1,000	1,255,686
American Municipal Power Inc (RB)
5.000%, 02/15/29	545	696,671
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	225,342
Montgomery County (RB)
5.000%, 08/01/28	240	306,013
Ohio Higher Educational Facility Commission (RB)
5.000%, 12/01/26	275	336,750

TOTAL OHIO		3,276,080

OKLAHOMA — (2.3%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	2,135,522
Grady County School Finance Authority (RB)
4.000%, 12/01/23	500	543,585
Oklahoma Dev. Finance Authority (RB)
4.000%, 06/01/29	770	886,073
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	636,188

	Face
	Amount^	Value†
	(000)
OKLAHOMA — (Continued)
University of Oklahoma (The) (RB)
5.000%, 07/01/27	215	$259,709

TOTAL OKLAHOMA		4,461,077

OREGON — (0.8%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	115	143,867
Metro (RB)
5.000%, 06/15/30	225	279,501
Oregon Health & Science University (RB) Series B
5.000%, 07/01/33	350	421,143
Pacific Communities Health District (GO)
4.000%, 06/01/25	350	397,975
Salem Hospital Facility Authority (RB)
5.000%, 05/15/37	200	250,499

TOTAL OREGON		1,492,985

PENNSYLVANIA — (4.3%)
Allegheny County Hospital Development Authority
4.000%, 07/15/38	1,000	1,174,953
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	312,363
Catasauqua Area School District (GO) (BAM ST AID WITHHLDG)
4.000%, 02/15/28	200	234,395
Chester County School Authority (RB)
5.000%, 03/01/28	235	281,325
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	299,158
City of Philadelphia PA Series B
5.000%, 02/01/37	500	634,289
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 03/15/28	350	410,110
Delaware River Port Authority (RB)
5.000%, 01/01/34	505	563,922

204

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	$480,239
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	307,274
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	642,589
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/27	295	367,967
Pennsylvania Higher Educational Facilities Authority (RB) Series AT-
5.000%, 06/15/30	150	181,029
PENNSYLVANIA ST PAS 02/30 FIXED 4 (GO) Series 1
4.000%, 02/01/30	270	308,914
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	500	650,267
Philadelphia Gas Works Co (RB) (AGM) Series A
5.000%, 08/01/28	250	316,969
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/23	500	553,989
Pittsburgh Water & Sewer Authority (RB) Series B
5.000%, 09/01/28	100	127,483
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	640,710

TOTAL PENNSYLVANIA		8,487,945

RHODE ISLAND — (0.1%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	117,905

SOUTH CAROLINA — (0.8%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	846,530
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	427,064

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/31	335	$390,059

TOTAL SOUTH CAROLINA		1,663,653

SOUTH DAKOTA — (0.6%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	1,062,355
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	100	109,562

TOTAL SOUTH DAKOTA		1,171,917

TENNESSEE — (3.8%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	1,108,485
5.000%, 07/01/25	970	1,154,272
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,000	2,429,150
Maury County (GO)
5.000%, 04/01/25	825	971,276
Tennessee State (GO) Series B
5.000%, 08/01/25	1,565	1,871,186

TOTAL TENNESSEE		7,534,369

TEXAS — (20.5%)
Alamo Community College District (GO)
5.000%, 08/15/27	950	1,198,935
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,485	1,799,512
Arlington Higher Education Finance Corp. Series A
5.000%, 08/15/28	250	320,632
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,654,155
Bexar County TX
4.000%, 06/15/26	600	704,628
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	530	575,889

205

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Brownsville Independent School District (GO) (PSF-GTD) Series A
3.000%, 08/15/24	1,140	$1,239,852
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	642,280
City of Austin (GO) Series A
5.000%, 09/01/24	1,200	1,388,212
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	325,033
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,000	2,407,493
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	770,968
City of Celina (GO)
4.125%, 09/01/25	1,000	1,157,301
City of Corpus Christi (GO)
5.000%, 03/01/24	1,000	1,134,096
City of El Paso (GO) Series B
5.000%, 08/15/23	455	504,777
City of Fort Worth (GO) Series A
5.000%, 03/01/24	500	566,289
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	582,524
City of League City (GO)
4.000%, 02/15/28	160	189,280
City of Lewisville (GO)
5.000%, 02/15/25	895	1,049,091
City of Lubbock (GO)
5.000%, 02/15/23	720	781,394
City of Odessa (GO)
5.000%, 03/01/29	150	190,058
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,170,113
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	1,000	1,036,164
Conroe Independent School District (GO)
5.000%, 02/15/25	800	904,717

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	$687,407
Dallas Fort Worth International Airport (RB)
4.000%, 11/01/39	465	560,904
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	89,538
Edinburg Consolidated Independent School District (GO)
5.000%, 02/15/25	235	274,784
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	248,759
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	365,114
Fort Bend County Municipal Utility District No. 58 (GO)
2.000%, 04/01/24	100	104,528
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	300	322,997
Greater Greenspoint Redevelopment Authority (AGM)
4.000%, 09/01/34	250	288,604
Harris County (GO) Series A
5.000%, 10/01/26	500	600,701
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/22	220	236,888
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	500	631,577
Harris County Municipal Utility District No. 165 (GO) (AGM)
3.000%, 03/01/24	500	533,495
Houston Community College System (RB)
5.000%, 04/15/26	1,155	1,357,003

206

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	$306,059
Katy Independent School District (GO) Series D
5.000%, 02/15/25	1,000	1,175,055
Lower Colorado River Authority (RB)
5.000%, 05/15/24	320	364,470
5.000%, 05/15/38	400	512,458
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,324,729
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	600	699,456
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	108,373
Port Freeport (RB) Series B
5.000%, 06/01/29	350	440,096
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	936,834
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	278,731
Texas State (GO) Series B-1
5.000%, 08/01/26	1,040	1,280,978
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	1,500	1,640,092
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	850,976
5.000%, 02/01/25	400	467,278
Waco Educational Finance Corp. (RB)
5.000%, 03/01/35	675	869,468
Washington County Junior College District (RB) (AGM)
5.000%, 10/01/24	525	605,518

TOTAL TEXAS		40,456,263

	Face
	Amount^	Value†
	(000)
UTAH — (3.4%)
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/21	1,005	$1,008,699
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,188,398
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,000	1,225,322
Uintah County (GO)
4.000%, 12/15/28	750	867,038
Utah State (GO)
5.000%, 07/01/25	1,575	1,879,242
Utah Transit Authority (RB) Series A
5.250%, 06/15/23	500	553,386

TOTAL UTAH		6,722,085

WASHINGTON — (9.8%)
Central Washington University (RB)
4.000%, 05/01/26	270	287,633
City of Everett Water & Sewer Revenue (RB)
5.000%, 12/01/27	1,640	2,026,373
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,510,681
5.000%, 11/01/26	750	930,066
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	195,809
Energy Northwest (RB)
4.000%, 07/01/27	250	281,682
King County (GO) Series A
5.000%, 12/01/26	1,575	1,959,721
King County (GO) Series C
¤ 5.000%, 01/01/32
(Pre-refunded @ $100, 7/1/22)	1,295	1,368,283
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	354,636
Pierce County (GO)
4.000%, 08/01/24	1,360	1,520,372
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	500	621,201

207

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CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Pierce County Sewer Revenue (RB) Series A
4.000%, 08/01/28	350	$425,734
Port of Everett (RB)
4.000%, 12/01/28	215	246,058
Snohomish County School District No 201 Snohomish (GO)
5.000%, 12/01/27	2,000	2,389,911
Washington Health Care Facilities Auth. (RB)
4.000%, 07/01/37	200	227,531
Washington State (GO)
5.000%, 08/01/26	1,000	1,192,382
5.000%, 08/01/31	1,000	1,185,423
Washington State (GO) Series A
5.000%, 08/01/26	665	735,614
Washington State (GO) Series E
5.000%, 02/01/27	570	642,291
Washington State (GO) Series R-2018C
5.000%, 08/01/27	1,005	1,272,022

TOTAL WASHINGTON		19,373,423

WISCONSIN — (5.4%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	990,473
City of Madison (GO) Series A
3.000%, 10/01/21	425	430,048
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	656,300
City of Milwaukee (GO) Series N4 & B5
4.000%, 04/01/28	300	345,273

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	200	$249,782
City of Milwaukee WI (GO) Series N4 & B5
5.000%, 04/01/26	300	361,919
City of Milwaukee WI Sewerage System Revenue (RB) Series S7
5.000%, 06/01/24	475	540,164
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	320,247
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,425,503
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	320	401,545
5.000%, 07/01/34	220	262,069
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/22	1,500	1,572,679
Wisconsin State (GO) Series 1
5.000%, 11/01/24	1,000	1,162,756
Wisconsin State (GO) Series A
5.000%, 05/01/30	1,000	1,214,267
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	722,928

TOTAL WISCONSIN		10,655,953

TOTAL MUNICIPAL BONDS Cost ($196,513,269)		197,004,252

TOTAL INVESTMENTS — (100.0%) (Cost $196,513,269)		$197,004,252

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$197,004,252	—	$197,004,252

TOTAL.	—	$197,004,252	—	$197,004,252

See accompanying Notes to Financial Statements.

208

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33
(Pre-refunded @ $100, 10/01/21)	1,910	$1,947,638
¤ 5.000%, 10/01/34
(Pre-refunded @ $100, 10/01/21)	3,225	3,288,551
Baldwin Park Unified School District (GO)
2.000%, 08/01/21	870	874,056
2.000%, 08/01/22	390	399,193
Bay Area Toll Authority (RB) Series F-1
5.000%, 04/01/22	1,000	1,044,758
¤ 5.000%, 04/01/23
(Pre-refunded @ $100, 4/1/22)	1,005	1,049,887
¤ 5.000%, 04/01/26
(Pre-refunded @ $100, 4/1/22)	11,660	12,180,783
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/43
(Pre-refunded @ $100, 4/1/23)	2,825	3,088,841
¤ 5.250%, 04/01/53
(Pre-refunded @ $100, 4/1/23)	650	713,804
Berkeley Unified School District (GO) Series B
5.000%, 08/01/22	3,000	3,183,139
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	327,169
Beverly Hills Unified School District (GO) Series A
5.000%, 08/01/21	9,700	9,815,527
California Education Notes Program (RN) Series A
4.000%, 06/30/21	6,500	6,540,117

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42
(Pre-refunded @ $100, 01/01/22)	1,750	$1,814,951
California State (GO)
3.000%, 05/01/21	3,500	3,500,000
5.000%, 08/01/21	28,440	28,778,016
5.000%, 09/01/21	17,955	18,241,985
5.000%, 10/01/21	17,155	17,499,505
5.000%, 11/01/21	5,500	5,632,992
5.000%, 12/01/21	2,000	2,056,554
5.000%, 03/01/22	10,290	10,707,439
5.000%, 08/01/22	785	832,820
5.250%, 09/01/22	11,420	12,200,129
5.000%, 10/01/22	17,000	18,174,513
5.250%, 10/01/22	500	536,303
2.000%, 11/01/22	1,500	1,542,698
California State (GO) Series B
5.000%, 09/01/21	840	853,426
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,100	1,131,105
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31
(Pre-refunded @ $100, 6/1/23)	2,515	2,715,527
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	3,355	3,614,206
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/21	4,005	4,118,250
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	37,646
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	15,855	15,855,000
5.000%, 05/01/22	13,530	14,188,344

209

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series B
5.000%, 05/01/22	2,045	$2,143,876
5.000%, 05/01/23	695	761,716
¤ 5.250%, 10/01/24
(Pre-refunded @ $100, 10/1/21)	550	561,629
California State Public Works Board (RB) Series E
5.000%, 11/01/22	2,475	2,654,561
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,050	1,066,818
California State University (RB) Series A
5.000%, 11/01/21	1,425	1,459,529
5.000%, 11/01/22	2,700	2,897,995
Campbell Union High School District (GO) Series B
4.000%, 08/01/21	1,000	1,009,494
Carlsbad Unified School District (GO) Series A
5.000%, 08/01/21	1,160	1,173,816
Cerritos Community College District (GO) Series C
4.000%, 08/01/21	1,250	1,261,868
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,198,347
Chico Unified School District (GO) Series B
4.000%, 08/01/21	625	630,888
City & County of San Francisco (GO) Series B
2.000%, 06/15/22	1,500	1,531,720
2.000%, 06/15/23	1,000	1,039,752
City & County of San Francisco (GO) Series D-
5.000%, 06/15/21	5,000	5,027,947
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	1,100	1,106,148
5.000%, 06/15/22	2,000	2,108,799
5.000%, 06/15/23	1,250	1,378,501
City of Berkeley (RN)
1.750%, 07/27/21	15,000	15,058,426
City of Campbell (GO)
3.000%, 09/01/21	1,660	1,675,802
City of Los Angeles (RN)
4.000%, 06/24/21	16,675	16,767,323

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/21	1,400	$1,405,175
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	405,264
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/21	820	823,025
5.000%, 06/01/22	930	978,949
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/22	3,000	3,174,351
5.000%, 11/01/22	1,345	1,443,210
¤ 5.000%, 11/01/22
(Pre-refunded @ $100, 11/1/21)	850	870,596
5.000%, 11/01/23	1,835	2,053,942
¤ 5.000%, 11/01/27
(Pre-refunded @ $100, 11/1/21)	5,690	5,827,873
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/32
(Pre-refunded @ $100, 5/1/22)	500	524,329
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	1,788,014
Contra Costa Community College District (GO)
5.000%, 08/01/21	1,250	1,264,888
¤ 5.000%, 08/01/24
(Pre-refunded @ $100, 8/1/22)	600	636,550
Contra Costa Community College District (GO) Series B2
4.000%, 08/01/21	5,220	5,269,559
Desert Community College District (GO)
3.000%, 08/01/21	7,510	7,563,158
5.000%, 08/01/21	665	672,920
4.000%, 08/01/22	800	838,911
Desert Sands Unified School District (GO)
4.000%, 08/01/21	450	454,272

210

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	$212,681
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,099,689
El Segundo Unified School District (GO) Series A
5.000%, 08/01/21	600	607,146
Fontana Unified School District (GO)
4.000%, 08/01/21	530	535,032
Fresno County (RN)
5.000%, 06/30/21	16,000	16,124,589
Fresno Unified School District (GO) Series B
4.000%, 08/01/21	1,165	1,175,975
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/21	1,500	1,514,130
Gilroy School Facilities Financing Authority (RB) Series A-
¤ 5.000%, 08/01/46
(Pre-refunded @ $100, 8/1/23)	3,000	3,329,069
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,065,571
Glendale Community College District (GO) Series B
3.000%, 08/01/21	525	528,716
4.000%, 08/01/22	1,075	1,127,286
4.000%, 08/01/23	500	543,336
Hartnell Community College District (GO) Series B
4.000%, 08/01/21	980	989,304
4.000%, 08/01/22	1,015	1,064,368
Huntington Beach City School District (GO) Series C
4.000%, 08/01/21	390	393,703
4.000%, 08/01/22	180	188,755
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	602,893
Kern High School District (GO) (AGM) Series C
2.000%, 08/01/22	5,295	5,421,142

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Laguna Beach Unified School District (GO)
2.000%, 08/01/21	1,885	$1,893,789
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series A
5.000%, 08/01/21	1,550	1,568,230
5.000%, 08/01/22	1,500	1,590,210
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	2,390	2,412,514
Long Beach Unified School District (GO) Series B
5.000%, 08/01/21	11,115	11,247,654
5.000%, 08/01/22	11,555	12,261,886
Los Altos Elementary School District (RN)
3.000%, 07/15/21	5,000	5,028,782
Los Altos Elementary School District (GO)
4.000%, 08/01/21	1,550	1,564,716
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	2,924,420
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	1,585	1,757,463
Los Angeles Community College District (GO) Series B-1
5.000%, 08/01/21	10,690	10,817,318
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,350	3,714,512
Los Angeles Community College District (GO) Series J
3.000%, 08/01/22	2,980	3,087,588
Los Angeles County Capital Asset Leasing Corp. (RB) Series A
5.000%, 06/01/21	3,855	3,869,249
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/21	2,470	2,489,233

211

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 07/01/22
(Pre-refunded @ $100, 7/1/21)	10,105	$10,183,031
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	9,000	9,070,081
5.000%, 07/01/22	1,765	1,865,306
5.000%, 07/01/23	18,000	19,876,302
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/22	1,500	1,585,246
5.000%, 07/01/23	1,070	1,181,536
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/21	1,400	1,410,902
5.000%, 07/01/23	1,500	1,656,359
Los Angeles County Schools (RN)
2.000%, 12/30/21	1,765	1,786,828
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	1,485	1,503,464
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	1,675	1,688,043
5.000%, 07/01/22	675	713,361
Los Angeles Department of Water (RB) Series B
4.000%, 07/01/21	700	704,343
5.000%, 07/01/21	1,500	1,511,680
Los Angeles Department of Water (RB) Series C
5.000%, 07/01/21	745	750,801
5.000%, 07/01/21	3,750	3,779,201
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/21	875	881,813
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	3,150	3,174,477
5.000%, 07/01/23	20,000	22,093,958
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	5,345	5,386,534
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,426,559

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	$5,875,308
Los County Angeles (RN) Series A
4.000%, 06/30/21	15,000	15,092,820
Los Rios Community College District (GO) Series D
4.000%, 08/01/21	8,970	9,055,162
Mammoth Unified School District (GO) Series B
4.000%, 08/01/22	1,000	1,048,253
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/21	1,360	1,372,946
3.000%, 09/01/22	1,400	1,454,126
3.000%, 09/01/23	1,100	1,173,167
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	506,384
Menifee Union School District (GO) Series C
3.000%, 08/01/22	200	207,170
4.000%, 08/01/23	475	515,721
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	700	722,709
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/21	300	302,341
5.000%, 07/01/22	475	502,052
Metropolitan Water District of Southern California (GO)Series A
5.000%, 03/01/22	1,105	1,149,921
Milpitas Unified School District (RN)
3.000%, 06/30/21	5,000	5,023,027
Miracosta Community College District (GO) Series B
2.000%, 08/01/21	9,155	9,197,238
4.000%, 08/01/22	3,270	3,428,208
4.000%, 08/01/23	2,000	2,173,342
Mount San Antonio Community College District (GO) Series A
4.000%, 08/01/21	2,000	2,018,988

212

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mount San Jacinto Community College District (GO) Series B
5.000%, 08/01/21	1,630	$1,649,454
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	235	244,533
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	3,136,691
North Orange County Community College District (GO) Series B
4.000%, 08/01/21	1,865	1,882,707
4.000%, 08/01/22	1,350	1,415,662
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/21	1,205	1,216,351
4.000%, 08/01/22	1,000	1,048,253
Ohlone Community College District (GO)
¤ 5.000%, 08/01/26
(Pre-refunded @ $100, 8/1/22)	1,720	1,824,777
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,295	5,996,144
Oxnard Union High School District (GO) Series B
4.000%, 08/01/22	600	629,183
Palm Springs Unified School District (GO) Series A
2.000%, 08/01/22	5,000	5,118,483
Palo Alto Unified School District (GO)
5.000%, 08/01/21	1,000	1,011,910
Palomar Community College District (GO)
5.000%, 05/01/23	715	783,786
Pasadena Unified School District (GO) Series A
2.000%, 08/01/22	4,790	4,904,112
3.000%, 08/01/23	3,000	3,192,881
Peralta Community College District (GO) Series A
5.000%, 08/01/21	9,000	9,105,853
4.000%, 08/01/23	1,515	1,643,096

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	$1,956,197
Pittsburg Unified School District Financing Authority (RB) (AGM)
¤ 5.500%, 09/01/46
(Pre-refunded @ $100, 9/1/21)	3,065	3,119,071
Portola Valley School District (GO) Series B
3.000%, 08/01/22	1,205	1,248,658
Rancho Santiago Community College District (GO)
4.000%, 09/01/22	1,075	1,130,794
Riverside County (RN)
4.000%, 06/30/21	7,000	7,043,316
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	760,348
¤ 5.000%, 08/15/25
(Pre-refunded @ $100, 8/15/21)	4,790	4,854,852
¤ 5.000%, 08/15/26
(Pre-refunded @ $100, 8/15/21)	6,065	6,147,115
San Diego Community College District (GO)
¤ 5.000%, 08/01/41
(Pre-refunded @ $100, 8/1/21)	21,875	22,135,531
¤ 5.000%, 08/01/43
(Pre-refunded @ $100, 08/01/23)	8,500	9,432,362
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/36
(Pre-refunded @ $100, 4/1/22)	1,000	1,044,664
San Diego County Water Authority (RB)
5.000%, 05/01/22	1,270	1,331,926
San Diego County Water Authority (RB) Series A-REV
5.000%, 05/01/23	3,800	4,167,981
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	550	550,000

213

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	7,395	$7,771,301
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	7,820	7,881,020
San Diego Unified School District (GO) Series A
5.000%, 07/01/21	6,480	6,530,458
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	2,400	2,536,393
San Diego Unified School District (GO) Series K-
4.000%, 07/01/21	8,000	8,049,633
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,208,478
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	1,390	1,401,924
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	955	1,101,391
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
¤ 5.000%, 07/01/27
(Pre-refunded @ $100, 7/1/22)	1,000	1,056,228
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	510	537,754
5.000%, 06/15/23	4,345	4,783,096
San Francisco Unified School District (GO)
4.000%, 06/15/21	4,455	4,474,778
5.000%, 06/15/21	5,000	5,027,888
4.000%, 06/15/22	1,000	1,043,291
San Francisco Unified School District (GO) Series B
4.000%, 06/15/21	4,000	4,017,758
4.000%, 06/15/22	6,000	6,259,745
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,786,808

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	$254,004
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	1,435	1,453,322
4.000%, 09/01/22	1,800	1,893,422
San Juan Unified School District (GO)
3.000%, 08/01/22	7,000	7,252,724
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/21	575	580,317
4.000%, 08/01/22	550	576,045
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	267,451
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	1,326,726
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	810	820,342
4.000%, 09/01/22	1,660	1,746,156
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	4,920	4,966,711
¤ 5.000%, 08/01/24
(Pre-refunded @ $100, 8/1/22)	1,060	1,124,572
Santa Barbara Unified School District (RN)
3.000%, 06/30/21	6,335	6,363,463
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/21	675	677,495
Santa County Cruz (RN)
3.000%, 07/09/21	1,165	1,171,147
Santa Monica Community College District (GO) Series A
4.000%, 08/01/21	1,400	1,413,292
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/21	4,500	4,542,723

214

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica-Malibu Unified School District Series D
¤ 5.000%, 08/01/43
(Pre-refunded @ $100, 8/1/23)	835	$926,591
Sequoia Union High School District (RN)
1.500%, 06/30/21	4,490	4,499,804
Sierra Joint Community College District (GO)
4.000%, 08/01/21	1,025	1,034,757
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	2,500	2,590,259
Simi Valley Unified School District (GO) Series C
4.000%, 08/01/22	600	629,183
Sonoma County Junior College District (GO) Series B
4.000%, 08/01/21	1,000	1,009,494
Southern California Public Power Authority (RB)
5.000%, 07/01/21	3,825	3,854,785
5.000%, 07/01/23	250	276,117
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/21	450	453,504
5.000%, 07/01/22	430	454,385
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	5,010	5,192,792
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	777,364
3.000%, 08/01/23	820	873,293
State Center Community College District (GO)
¤ 5.000%, 08/01/24
(Pre-refunded @ $100, 8/1/22)	1,000	1,060,917
State of California (GO)
5.000%, 09/01/22	12,050	12,833,284
5.000%, 10/01/22	14,500	15,501,790
5.000%, 11/01/23	7,000	7,842,661

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40
(Pre-refunded @ $100, 10/01/23)	6,200	$7,110,460
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36
(Pre-refunded @ $100, 8/1/21)	1,500	1,521,414
University of California (RB) Series AF
¤ 5.000%, 05/15/33
(Pre-refunded @ $100, 5/15/23)	3,645	3,999,366
University of California (RB) Series BE
5.000%, 05/15/21	3,145	3,149,736
5.000%, 05/15/22	2,125	2,232,905
5.000%, 05/15/23	2,800	3,077,033
University of California (RB) Series G
¤ 5.000%, 05/15/37
(Pre-refunded @ $100, 05/15/22)	17,770	18,659,049
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	960,247
Ventura County (RN)
4.000%, 06/30/21	7,300	7,345,172
Visalia Unified School District (GO)
5.000%, 08/01/21	3,550	3,592,017
5.000%, 08/01/22	3,275	3,473,654
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/21	2,500	2,523,735
4.000%, 08/01/22	3,250	3,408,075
4.000%, 08/01/23	2,200	2,386,531
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/21	1,345	1,361,019

215

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Western Placer Unified School District (RN)
5.000%, 06/30/21	7,000	$7,054,281

TOTAL MUNICIPAL BONDS Cost ($906,368,026)		910,084,691

TOTAL INVESTMENTS — (100.0%) (Cost $906,368,026)		$910,084,691

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$910,084,691	—	$910,084,691

TOTAL.	—	$910,084,691	—	$910,084,691

See accompanying Notes to Financial Statements.

216

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$242,237
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/01/21)	235	239,631
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	965	984,016
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	400	407,882
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	960	978,917
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,111,373
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	979,400
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	504,710
5.000%, 08/01/22	1,650	1,750,085
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,171,345
Azusa Unified School District (GO)
4.000%, 07/01/21	400	402,469
5.000%, 07/01/21	825	831,397
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	10,700	12,419,863
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 10/01/24)	1,475	1,680,670

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 04/01/23)	10,500	$11,480,646
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	665,429
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	578,443
5.000%, 08/01/28	2,540	3,304,475
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	2,805	2,871,823
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	75,427
Burbank Unified School District (GO)
5.000%, 08/01/24	300	343,467
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,981,764
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	6,500	8,006,293
California Infrastructure & Economic Development Bank (RB) Series A
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,075	3,821,717
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	287,663

217

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 01/01/22)	750	$776,757
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	3,905	4,049,934
California State (GO)
5.000%, 09/01/21	4,165	4,231,571
5.000%, 10/01/21	200	204,016
4.000%, 09/01/22	525	552,176
5.250%, 09/01/22	2,585	2,761,588
5.250%, 10/01/22	2,380	2,552,804
5.000%, 12/01/22	1,245	1,341,188
5.000%, 02/01/23	1,400	1,519,085
5.000%, 08/01/23	1,500	1,663,214
5.000%, 09/01/23	1,985	2,208,668
5.000%, 10/01/23	100	111,654
5.000%, 11/01/23	875	980,333
5.000%, 05/01/24	975	1,115,204
5.000%, 09/01/24	1,000	1,158,288
5.000%, 10/01/24	2,400	2,788,468
5.000%, 11/01/24	1,130	1,316,919
5.000%, 12/01/24	750	876,708
5.500%, 02/01/25	1,000	1,194,957
5.000%, 08/01/25	8,025	9,606,311
5.000%, 09/01/25	840	1,008,379
5.000%, 10/01/25	1,000	1,203,835
5.000%, 11/01/25	4,000	4,828,807
5.000%, 12/01/25	1,250	1,513,179
3.000%, 03/01/26	3,000	3,370,219
5.000%, 08/01/26	5,050	6,234,869
5.000%, 12/01/26	5,000	6,233,792
3.000%, 03/01/27	2,500	2,843,441
3.500%, 08/01/27	2,220	2,606,477
5.000%, 08/01/27	8,750	11,074,815
5.000%, 10/01/27	2,500	3,177,812
5.000%, 04/01/28	1,000	1,284,523
5.000%, 08/01/28	1,000	1,294,438
5.000%, 10/01/28	6,750	8,770,045
5.000%, 04/01/29	5,000	6,565,891
California State (GO) Series B
5.000%, 09/01/21	2,760	2,804,115
5.000%, 09/01/23	2,285	2,542,472
5.000%, 08/01/25	3,000	3,591,144
5.000%, 08/01/26	1,000	1,234,628
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,422,151

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	5,000	$5,398,662
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/22	3,210	3,458,003
5.000%, 12/01/23	900	1,011,788
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 06/01/24)	3,880	4,450,640
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	1,599,731
5.000%, 12/01/24	1,000	1,169,335
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,270,934
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/23	3,000	3,372,626
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	16,134
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	7,770,557
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	638,009
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,740	1,767,869
California State University (RB) Series A
5.000%, 11/01/25	3,015	3,642,711
5.000%, 11/01/29	1,500	2,000,328
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	107,333

218

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Statewide Communities Development Authority (RB)
¤ 6.000%, 06/01/33 (Pre-refunded @ $100, 06/01/21)	1,295	$1,300,637
¤ 5.000%, 11/15/49	1,000	1,168,399
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	178,203
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	232,739
5.000%, 08/01/24	2,035	2,349,806
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	1,443,194
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	533,356
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	954,942
4.000%, 08/01/23	1,970	2,137,030
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	349,108
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	279,825
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	201,899
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	1,946,307
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	294,066
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,149,475
City & County of San Francisco (GO) Series D-
5.000%, 06/15/24	1,265	1,454,085
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	1,315	1,322,350

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/15/23	1,750	$1,930,375
5.000%, 06/15/25	2,250	2,683,288
City of Grover Beach (GO)
5.000%, 09/01/23	360	400,654
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	638,984
5.000%, 05/15/29	375	489,284
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,806,366
City of Oakland (GO) Series A
5.000%, 01/15/25	500	585,827
City of Pacifica COP
5.000%, 01/01/24	250	281,935
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,052,633
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/24	1,000	1,146,453
5.000%, 06/01/25	350	415,939
City of San Francisco CA Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	2,000	2,325,511
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	885,872
5.000%, 11/01/22	1,335	1,432,480
5.000%, 11/01/23	1,475	1,650,989
5.000%, 11/01/24	1,250	1,453,445
5.000%, 11/01/25	1,000	1,203,235
Clovis Unified School District (GO) Series B
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	985	1,093,044
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	863,434
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 08/01/23)
	4,075	4,521,986
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	910,652

219

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Conejo Valley Unified School District (GO) Series B
5.000%, 08/01/21	500	$505,757
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	488,906
5.000%, 03/01/24	1,250	1,416,481
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,561,380
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	539,964
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	531,449
5.000%, 08/01/27	150	189,539
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,067,155
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	403,798
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	1,037,365
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	240	296,668
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,035,730
Dublin Unified School District
(GO)
5.000%, 08/01/22	875	928,415
5.000%, 08/01/23	1,665	1,846,566
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	702,331
East Side Union High School District (GO)
4.000%, 08/01/21	600	605,682
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	579,056
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	2,112,319

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	$1,296,535
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	230,354
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	310,789
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	120,432
Fontana Unified School District (GO)
4.000%, 08/01/21	1,585	1,600,048
4.000%, 08/01/22	875	917,446
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	286,235
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	352,250
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	952,770
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,935,996
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	157,088
4.000%, 08/01/25	100	115,404
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	110,300
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	634,949
Hacienda La Puente Unified School District (GO) (NPFGC)
5.000%, 08/01/23	225	249,375
Hartnell Community College District (GO) Series B
4.000%, 08/01/23	500	543,336

220

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	$304,973
Kern High School District (GO) Series A
3.000%, 08/01/26	895	1,005,482
Kern High School District (GO) Series E
3.000%, 08/01/21	465	468,291
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	768,800
Liberty Union High School District (GO)
4.000%, 08/01/21	500	504,747
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	393,717
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	181,450
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	247,394
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 08/01/23)	5,905	6,571,623
4.000%, 08/01/21	720	726,836
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	376,995
5.000%, 08/01/24	250	288,674
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,175	3,666,059
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	424,367
5.000%, 08/01/25	1,240	1,486,081
5.000%, 06/01/26	2,500	3,072,497
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	720,726

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 4.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	2,385	$2,676,865
Los Angeles Community College District (GO) Series J
3.000%, 08/01/23	1,020	1,085,342
Los Angeles Community College District/CA (GO) Series A
¤ 5.000%, 08/01/28	3,485	4,024,005
¤ 5.000%, 08/01/31	2,355	2,719,234
Los Angeles Community College District/CA (GO) Series G
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	1,655	1,857,531
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	520	524,049
5.000%, 07/01/22	870	919,443
5.000%, 07/01/23	5,000	5,521,195
5.000%, 07/01/25	1,590	1,900,053
5.000%, 07/01/27	3,565	4,522,127
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,104,832
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	165	197,497
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	4,825	5,558,936
5.000%, 07/01/25	265	316,554
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	459,721
3.000%, 07/01/26	8,425	9,522,221
5.000%, 07/01/28	750	976,881
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/25	6,700	7,991,170
5.000%, 07/01/26	1,000	1,232,116

221

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/21	1,000	$1,007,787
5.000%, 07/01/24	1,950	2,243,945
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,753,704
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	1,665	2,051,473
Los Angeles Unified School District (GO) Series A
2.000%, 07/01/22	1,515	1,548,314
5.000%, 07/01/24	3,250	3,739,908
5.000%, 07/01/26	2,270	2,792,991
5.000%, 07/01/27	1,500	1,896,490
5.000%, 07/01/28	1,000	1,295,218
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/21	1,710	1,723,288
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	2,600	2,620,204
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	632,163
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	528,355
5.000%, 07/01/23	3,050	3,369,329
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/23	1,000	1,104,698
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	565,615
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	805,663
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	455,003
5.000%, 08/01/22	485	512,977
Mammoth Unified School District (GO) Series B
4.000%, 08/01/23	1,000	1,086,671

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	$1,037,796
Manhattan Beach Unified School District (GO) Series C
3.500%, 09/01/21	1,185	1,198,205
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	685,516
Menlo Park City School District (GO)
4.000%, 07/01/23	500	541,578
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,899,287
5.000%, 07/01/25	200	238,634
Moreland School District (GO) Series B
5.000%, 08/01/21	500	505,893
Morongo Unified School District (GO)
3.000%, 08/01/22	480	497,207
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	115,013
5.000%, 08/01/25	80	95,242
5.000%, 08/01/26	220	269,953
5.000%, 08/01/27	120	151,297
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	870,735
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	674,067
4.000%, 08/01/25	400	461,981
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	377,403
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/23	3,025	3,381,902
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,621,596

222

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	$259,239
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,903,980
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	466,758
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/22	1,500	1,587,302
5.000%, 08/01/24	900	1,030,716
5.000%, 08/01/26	575	701,237
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/22	350	366,036
5.000%, 08/01/22	3,000	3,174,605
4.000%, 08/01/24	500	556,557
5.000%, 08/01/25	1,290	1,527,408
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,918,277
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	609,771
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	331,285
5.000%, 08/01/24	1,125	1,290,357
5.000%, 08/01/25	1,250	1,482,935
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,345,931
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	323,038
4.000%, 08/01/22	500	524,319
PALM SPRINGS CA UNIF SCH DIST PSPSCD 08/25 FIXED 3 Series A
3.000%, 08/01/25	5,415	6,014,002
Palomar Community College District (GO)
5.000%, 05/01/21	965	965,000
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	166,178

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	$256,058
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	923,756
Peralta Community College District (GO) Series E-
5.000%, 08/01/25	1,500	1,789,272
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,250,208
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	809,813
Redlands Financing Authority (RB) Series A
5.000%, 09/01/22	1,290	1,373,854
Redlands Unified School District (GO)
5.000%, 07/01/26	300	370,153
5.000%, 07/01/27	500	634,933
Redwood City School District (GO)
5.000%, 08/01/27	50	63,636
5.000%, 08/01/28	85	110,932
Reed Union School District (GO)
4.000%, 08/01/27	460	557,890
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	739,252
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	549,147
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,274,450
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	350,333

223

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	$1,167,775
5.000%, 12/01/25	1,000	1,208,519
5.000%, 12/01/26	300	374,589
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	557,982
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	8,917,926
5.000%, 08/15/26	1,000	1,234,285
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,062,824
5.000%, 08/15/24	1,895	2,187,945
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	493,386
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	2,391,001
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,499,733
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,548,448
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,074,564
San Diego County Water Authority (RB) Series A-REV
5.000%, 05/01/24	3,700	4,229,665
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	310	310,000
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,212,106
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	735,620
5.000%, 05/15/23	2,070	2,275,698

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series C-
5.000%, 07/01/29	895	$1,181,349
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	331,272
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	135,533
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	4,270	4,306,629
5.500%, 07/01/25	2,550	3,089,317
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,898,224
San Diego Unified School District (GO) (NPFGC) Series D-1
5.500%, 07/01/24	190	221,368
5.500%, 07/01/25	445	539,116
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	1,000	1,149,373
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	543,434
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,205,187
5.000%, 08/01/25	2,045	2,445,096
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	441,472
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
¤ 5.000%, 05/01/23 (Pre-refunded @ $100, 05/03/21	875	875,000
San Francisco Community College District (GO)
5.000%, 06/15/22	2,070	2,182,649
5.000%, 06/15/23	3,775	4,155,625
5.000%, 06/15/24	2,720	3,113,753
5.000%, 06/15/25	805	953,574

224

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	$2,043,441
San Francisco Unified School District (GO)
5.000%, 06/15/21	230	231,283
4.000%, 06/15/24	12,000	13,381,523
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	1,957,104
San Francisco Unified School District (GO) Series B
4.000%, 06/15/24	4,000	4,460,508
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,613,233
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,778,030
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	108,972
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,533,433
5.000%, 08/01/22	800	848,733
3.000%, 08/01/24	2,610	2,839,889
3.000%, 08/01/25	1,475	1,636,846
3.000%, 08/01/26	3,135	3,537,564
San Juan Water District (RB)
5.000%, 02/01/26	500	608,585
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	223,309
4.000%, 08/01/25	125	143,173
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	268,136
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	574,634
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,126,600

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	$523,719
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,615,191
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	417,008
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,149,715
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,113,271
5.000%, 08/01/27	3,405	4,333,583
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	749,776
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	663,153
5.000%, 08/01/26	105	129,882
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,122,375
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	288,166
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	598,758
Southern California Public Power Authority (RB)
5.000%, 07/01/23	2,230	2,462,964
5.000%, 07/01/24	700	805,040
5.000%, 07/01/25	365	435,674
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,795,638
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	981,717
3.000%, 08/01/25	200	222,482

225

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/26	245	$289,811
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	267,065
State of California (GO)
5.000%, 10/01/25	5,000	6,019,176
5.000%, 11/01/25	2,550	3,078,364
5.000%, 04/01/29	2,000	2,626,357
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	2,000	2,293,697
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	721,130
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	500,972
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	493,812
Tustin Unified School District (GO) Series B
¤ 5.250%, 08/01/31 (Pre-refunded @ $100, 08/01/21)	415	420,193
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,152,337
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	438,888
University of California (RB) Series BE
5.000%, 05/15/24	1,205	1,380,328
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	305	320,259
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	505,918
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	1,135,681

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	$388,000
5.000%, 08/01/24	300	345,881
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	115,381
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	435,015
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,253,275
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	614,979
5.000%, 08/01/26	545	662,770
5.000%, 08/01/27	575	716,611
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	389,585
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	180,389
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	302,101
4.000%, 08/01/23	700	759,516
Windsor Unified School District (GO)
4.000%, 08/01/26	105	124,444
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	358,370

TOTAL MUNICIPAL BONDS Cost ($601,152,294)		619,278,005

TOTAL INVESTMENTS — (100.0%) (Cost $601,152,294)		$619,278,005

226

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$619,278,005	—	$619,278,005

TOTAL	—	$619,278,005	—	$619,278,005

See accompanying Notes to Financial Statements.

227

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Albany County (GO)
5.000%, 06/01/21	370	$371,348
Albany County (GO) Series A
5.000%, 09/15/21	740	753,078
Albany County (GO) Series B
5.000%, 09/15/21	350	356,185
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	2,000	2,009,261
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	303,044
Bedford Central School District (GO)
3.000%, 07/01/22	500	516,841
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,500	1,502,866
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	632,277
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/21	700	712,527
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	491,286
City of Middletown (BAN)
1.500%, 08/26/21	1,500	1,506,114
City of New York (GO) Series A
5.000%, 08/01/22	2,025	2,147,832
5.000%, 08/01/23	1,200	1,327,995
5.000%, 08/01/24	1,320	1,516,787
5.000%, 08/01/25	220	261,302
City of New York (GO) Series A-1
¤ 5.000%, 10/01/31 (Pre-refunded @ $100, 10/1/22)	825	881,877

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	575	$614,641
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	500	534,471
City of New York (GO) Series B
5.000%, 08/01/21	1,690	1,710,003
3.000%, 08/01/23	460	488,506
City of New York (GO) Series C
5.000%, 08/01/21	300	303,551
City of New York (GO) Series E
5.000%, 08/01/21	975	986,540
5.000%, 08/01/22	100	106,066
5.000%, 08/01/23	1,000	1,106,663
City of New York (GO) Series F
5.000%, 08/01/21	300	303,551
City of New York (GO) Series F-1
5.000%, 06/01/21	300	301,102
City of New York (GO) Series I
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/22)	1,410	1,495,710
City of New York (GO) Series I-
5.000%, 03/01/22	265	275,705
City of New York (GO) Series J
5.000%, 08/01/21	715	723,463
5.000%, 08/01/22	310	328,804
City of New York (GO) (ETM) Series B
5.000%, 08/01/21	185	187,176
City of Rochester (GO) Series I
4.000%, 10/15/21	675	686,552
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	1,001,491
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,001,942

228

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Dutchess County (GO)
4.000%, 10/01/21	850	$863,211
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	542,982
Garden City Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	390	396,234
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	514,139
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	980	1,037,563
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	207,315
3.000%, 08/15/23	360	382,497
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/21	150	150,669
Herricks Union Free School District (GO) (ST AID WIHTHHLDG)
5.000%, 08/01/21	130	131,545
5.000%, 08/01/22	430	456,194
Hicksville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	475	489,340
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	450	450,958
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	649,537
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	1,750	1,752,804
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	705	707,600
5.000%, 06/01/22	360	378,988

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	$203,879
Liverpool Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/01/22	1,000	1,041,448
Long Island Power Authority (RB) Series A
¤ 5.000%, 09/01/37 (Pre-refunded @ $100, 9/1/22)	330	351,405
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	1,195	1,197,612
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	400	402,240
5.000%, 06/15/22	230	242,570
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	148,783
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	502,692
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	760,517
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	150,034
Monroe County Industrial Development Corp. (RB) Series B
¤ 5.000%, 07/01/41
(Pre-refunded @
$100, 7/1/21)	415	418,232
Nassau County Interim Finance Authority (RB) (ETM) Series A
5.000%, 11/15/21	505	518,177

229

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
2.125%, 06/15/21	250	$250,568
New York City Water & Sewer System (RB)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/21)	1,050	1,055,881
New York State (GO) Series A
5.000%, 03/15/22	160	166,825
5.000%, 03/01/23	2,000	2,179,025
New York State (GO) Series C
5.000%, 04/15/22	825	863,587
New York State Dormitory Authority (RB) Series A
5.000%, 10/01/21	770	785,495
5.000%, 12/15/21	150	154,500
5.000%, 02/15/22	1,235	1,282,104
5.000%, 03/15/22	1,475	1,537,261
5.000%, 10/01/22	475	507,887
5.000%, 12/15/22	430	463,822
5.000%, 03/15/23	1,550	1,690,172
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	583,698
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,135	1,233,911
¤ 5.000%, 07/01/30 (Pre-refunded @ $100, 7/1/22)	550	581,191
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/22)	1,725	1,822,825
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	1,000	1,056,710
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	1,000	1,038,141
5.000%, 02/15/24	455	515,013
5.000%, 02/15/25	550	645,270
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	70	76,048
5.000%, 02/15/24	300	339,569

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 12/15/22	100	$106,287
5.000%, 12/15/22	70	75,470
New York State Dormitory Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 10/01/23 (Pre-refunded @ $100, 10/1/21)	2,000	2,040,164
New York State Thruway Authority (RB) Series I-
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 7/1/22)	500	516,187
New York State Urban Development Corp. (RB)
5.000%, 03/15/22	275	286,608
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,940	2,021,890
5.000%, 03/15/25	1,200	1,411,894
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/23	280	305,321
New York State Urban Development Corp. (RB) Series E-GRP 1
5.000%, 03/15/23	2,000	2,180,867
Niagara County (GO)
2.000%, 12/01/21	250	252,686
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	293,777
2.000%, 12/15/23	550	574,657
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	659,148
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	543,213
Onondaga County (GO)
4.000%, 05/01/22	590	612,741
5.000%, 06/01/22	700	736,687

230

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Onondaga County Trust for Cultural Resources (RB)
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/21)	1,135	$1,167,095
Orange County (GO)
3.000%, 08/15/21	830	836,797
Pelham Union Free School District (GO) (ST AID WITHHLDG) Series A
5.000%, 11/01/21	625	640,113
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,244,600
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	135,952
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	123,025
2.000%, 10/15/22	280	287,733
Schenectady County (GO)
5.000%, 06/15/25	140	166,406
Schenectady County (GO) Series B
3.000%, 12/15/21	470	477,425
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	622,944
Smithtown Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	295	301,488
Spackenkill Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/21	665	676,777
Spencerport Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	500	501,064
State of New York (GO) Series A
5.000%, 03/15/22	900	938,392
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	219,729

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	$260,880
Town of Amherst (BAN) Series A
2.000%, 11/05/21	1,000	1,009,346
Town of Babylon (GO)
4.000%, 08/15/21	865	874,534
4.000%, 08/15/22	445	467,322
3.000%, 07/01/25	375	416,318
Town of Babylon (GO) Series A
5.000%, 11/01/21	790	809,142
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,093,597
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	364,258
Town of Brookhaven (GO) Series A
3.000%, 03/15/22	650	666,387
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	549,820
Town of Carmel (BAN)
1.500%, 10/01/21	800	804,437
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	293,286
Town of Clarence (GO)
2.000%, 08/01/21	250	251,129
2.250%, 08/01/24	210	222,856
Town of East Hampton (GO) Series A
5.000%, 08/15/21	580	588,003
5.000%, 08/15/22	600	637,694
Town of Eastchester (GO)
2.500%, 07/15/22	330	339,514
Town of Hempstead (GO) Series B
5.000%, 09/15/21	2,250	2,290,183
Town of Huntington (GO)
2.000%, 12/01/23	220	229,794
Town of Islip (GO) Series A
5.000%, 03/01/22	500	520,284
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	671,344
3.000%, 04/01/24	425	460,248
Town of North Hempstead (GO) Series C
5.000%, 01/15/22	250	258,589

231

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of North Hempstead (BAN) Series C
1.500%, 09/24/21	2,000	$2,010,646
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 01/01/22	190	196,087
¤ 5.000%, 01/01/25 (Pre-refunded @ $100, 1/1/22)	500	516,187
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/22)	945	975,593
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	521,025
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/21	230	232,208
Ulster County (GO)
2.000%, 11/15/22	240	246,263
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	529,320
Village of Farmingdale (GO)
3.000%, 07/15/21	215	216,238
Village of Garden City (GO) Series B
2.000%, 10/15/21	340	342,918
2.000%, 10/15/22	470	482,980

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	$1,157,749
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	256,718
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	385	387,134
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	800	863,468
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	1,050	1,092,238
Yorktown Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/01/21	400	401,215

TOTAL MUNICIPAL BONDS Cost ($105,740,402)		106,789,314

TOTAL INVESTMENTS — (100.0%) (Cost $ 105,740,402)		$106,789,314

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$106,789,314	—	$106,789,314

TOTAL.	—	$106,789,314	—	$106,789,314

See accompanying Notes to Financial Statements.

232

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	$581,304
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	392,574
City of Chaska (GO) Series B
5.000%, 02/01/23	180	194,750
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	132,755
City of Kasson (GO)
4.000%, 02/01/23	320	340,435
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	802,133
City of Maple Grove (GO) Series E
5.000%, 02/01/22	700	724,780
City of Marshall (GO) Series A
5.000%, 02/01/22	225	233,103
City of Minneapolis (GO)
3.000%, 12/01/27	3,000	3,244,114
City of Minnetonka (GO) Series A
4.000%, 02/01/22	415	427,027
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	808,793
City of Richfield (GO) Series A
3.000%, 02/01/24	255	273,655
City of Rochester (GO) Series A
5.000%, 02/01/22	195	202,097
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	471,187
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	619,750
City of Saint Paul (GO) Series H
5.000%, 11/01/21	285	291,891

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	700	$711,748
City of State Paul (GO) Series A
5.000%, 03/01/22	400	416,227
City of Waconia (GO) Series A
3.000%, 02/01/23	450	472,137
3.000%, 02/01/26	820	915,336
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	240,573
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	147,053
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	950,473
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,274,545
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	622,128
Hennepin County (GO) Series A
5.000%, 12/01/22	1,125	1,211,731
Hennepin County (GO) Series B
5.000%, 12/01/21	1,500	1,542,327
Houston County (GO) Series A
5.000%, 02/01/22	375	388,590
Itasca County (GO) Series A
5.000%, 02/01/23	865	934,460
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	250	271,082
Metropolitan Council (GO) Series A
5.000%, 03/01/22	150	156,072
5.000%, 03/01/23	840	914,866

233

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	$1,278,668
Metropolitan Council (GO) Series D
5.000%, 03/01/22	780	810,554
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	878,431
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series 1-B
5.000%, 02/01/24	1,200	1,355,717
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
¤ 6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)	450	460,628
Minnesota State (GO)
5.000%, 08/01/21	265	268,150
Minnesota State (GO) Series A
5.000%, 08/01/21	700	708,320
5.000%, 08/01/22	700	742,642
5.000%, 10/01/23	615	686,828
5.000%, 08/01/25	200	221,380
Minnesota State (GO) Series B
5.000%, 10/01/22	615	657,490
5.000%, 08/01/23	1,340	1,486,125
Minnesota State (GO) Series D
5.000%, 08/01/21	100	101,188
5.000%, 08/01/22	350	371,321
5.000%, 10/01/22	1,230	1,314,980
Minnesota State (GO) Series E
5.000%, 10/01/22	500	534,544
Minnesota State (GO) Series F
5.000%, 10/01/21	205	209,117
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	660,954

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	$329,696
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	157,218
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	216,719
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	330	341,884
3.000%, 02/01/24	255	273,582
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	797,488
Olmsted County (GO) Series A
5.000%, 02/01/24	675	762,194
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/22	100	103,563
Polk County (GO) Series A
5.000%, 02/01/22	200	207,187
Ramsey County (GO) Series B
5.000%, 02/01/22	220	228,007
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/22	500	510,747
5.000%, 02/01/22	210	217,627
Swift County (GO) Series A
3.000%, 02/01/23	215	225,114
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	357,206

234

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,150	$1,346,230
Wright County (GO) Series A
5.000%, 12/01/21	515	529,380

TOTAL MUNICIPAL BONDS Cost ($39,539,089)		40,260,575

TOTAL INVESTMENTS — (100.0%) (Cost $39,539,089)		$40,260,575

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$40,260,575	—	$40,260,575

TOTAL.	—	$40,260,575	—	$40,260,575

See accompanying Notes to Financial Statements.

235

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$229,423
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	199,835
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	548,399
5.000%, 04/01/29	100	130,695
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	262,196
5.000%, 12/01/23	400	448,691
5.000%, 12/01/26	200	244,000
City of Cottage Grove (GO)
5.000%, 09/01/26	500	612,645
4.000%, 06/01/29	100	122,519
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	157,257
5.000%, 08/01/24	125	143,766
City of Lake Oswego (GO)
5.000%, 12/01/26	250	311,067
City of Medford (GO) Series A
5.000%, 06/01/24	470	538,208
City of Newberg (GO)
4.000%, 12/01/25	100	115,339
City of Portland (GO)
5.000%, 06/15/23	100	110,262
5.000%, 02/01/24	500	565,766
City of Portland (GO) Series A
5.000%, 06/15/24	1,080	1,239,976
City of Portland (GO) Series B
5.000%, 06/15/23	500	551,311
City of Portland (GO) Series C
5.000%, 06/15/25	100	118,997

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series A
5.000%, 03/01/26	100	$121,085
City of Portland (GO) Series B
5.000%, 06/15/26	100	122,930
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	580	611,698
5.000%, 06/15/23	140	154,367
5.000%, 10/01/23	225	251,163
5.000%, 06/15/27	700	855,349
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	260	296,968
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	142,307
5.000%, 04/01/25	400	472,117
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	103,329
City of Salem (GO)
5.000%, 06/01/23	145	159,618
5.000%, 06/01/25	375	446,321
5.000%, 06/01/26	150	184,265
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	710,360
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	166,052
4.000%, 04/01/26	250	291,271
4.000%, 04/01/27	265	314,561
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	125,922
Clackamas County (GO)
5.000%, 06/01/23	500	550,406
5.000%, 06/01/24	100	114,479
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	200	245,291

236

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	$687,274
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	257,196
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	55,097
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	112,338
5.000%, 12/01/26	230	285,467
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	500	658,443
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	87,184
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	600	660,766
County of Clackamas (GO)
5.000%, 06/01/21	750	752,761
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	515	631,333
Jackson County (GO)
4.000%, 06/01/23	135	145,637
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	284,811
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	455	558,038

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Metro (GO)
5.000%, 06/01/26	1,140	$1,396,558
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	182,413
5.000%, 11/01/23	785	878,871
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	500	629,016
Multnomah County (GO)
5.000%, 06/01/24	650	745,195
5.000%, 06/01/29	250	312,471
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	220,524
5.000%, 06/15/24	155	177,803
5.000%, 06/15/25	800	950,533
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	400	441,049
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	350	352,672
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	205,823
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
Series A 5.000%, 06/15/25	600	712,629
Oregon State (GO)
5.000%, 05/01/22	165	173,029
5.000%, 05/01/25	300	355,362
Oregon State (GO) Series A
5.000%, 05/01/24	400	457,132
5.000%, 05/01/27	395	497,198

237

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series C
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	$236,490
Oregon State (GO) Series D
5.000%, 06/01/22	160	168,421
Oregon State (GO) Series F
5.000%, 05/01/23	200	219,410
5.000%, 05/01/24	150	171,424
5.000%, 08/01/25	200	238,833
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	1,200	1,316,205
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	440	493,288
¤ 5.000%,08/01/36 (Pre-refunded @ $100, 8/2/21)	100	101,200
Oregon State (GO) Series H
5.000%, 05/01/23	175	191,983
5.000%, 08/01/23	105	116,425
5.000%, 05/01/24	150	171,424
5.000%, 06/01/25	215	255,409
5.000%, 06/01/27	315	384,476
5.000%, 06/01/29	365	442,650
Oregon State (GO) Series N
5.000%, 05/01/23	165	181,013
5.000%, 05/01/27	225	283,214
Oregon State (GO) Series P
5.000%, 08/01/23	100	110,881
Oregon State (GO)
5.000%, 05/01/24	400	457,132
5.000%, 06/01/24	850	974,486
5.000%, 06/01/28	150	193,787
Oregon State (GO) Series A
5.000%, 05/01/29	100	131,813
Oregon State (GO) Series K
5.000%, 11/01/26	340	422,671
Oregon State (GO) Series N
5.000%, 08/01/23	250	277,202
Oregon State (GO) (ETM) Series L
5.000%, 05/01/21	140	140,000
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	140,169
¤ 5.000%, 11/15/38 (Pre-refunded @ $100, 11/15/23)	250	280,749

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	855	$1,029,630
Portland Community College District (GO)
5.000%, 06/15/23	745	820,735
5.000%, 06/15/25	400	475,086
5.000%, 06/15/26	325	398,598
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	500	551,385
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	801,099
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	772,027
5.000%, 09/01/23	325	361,379
5.000%, 09/01/29	395	486,548
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%,09/01/23 (Pre-refunded @ $100, 9/1/22)	750	798,545
5.000%, 09/01/24	435	503,070
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	232,009
5.000%, 06/01/22	200	210,527
4.000%, 06/01/26	110	129,553
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	175,869
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	350	401,770
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	200	229,583

238

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
¤ 4.000%, 06/15/24 (Pre-refunded @ $100, 6/15/22)	300	$312,987
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	229,288
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	409,451

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Washington County (GO)
5.000%, 03/01/25	510	$599,793
5.000%, 03/01/26	380	460,931
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	346,046
5.000%, 10/01/24	225	261,085
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	108,945
5.000%, 06/01/25	1,000	1,189,740

TOTAL MUNICIPAL BONDS Cost ($46,723,460)		47,351,268

TOTAL INVESTMENTS — (100.0%) (Cost $ 46,723,460)		$47,351,268

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$47,351,268	—	$47,351,268

TOTAL.	—	$47,351,268	—	$47,351,268

See accompanying Notes to Financial Statements.

239

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $8,508, $123, $1,078 and $870,434 of securities on loan, respectively)	$6,548,885	$5,554,946	$1,200,010	$13,287,778
Temporary Cash Investments at Value & Cost	73,801	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $8,699, $137, $1,101 and $888,359, respectively)	8,699	137	1,101	888,359
Foreign Currencies at Value	—	—	—	52,072
Cash	14	66,678	8,136	209,610
Receivables:
Investment Securities Sold	—	55,714	—	234,641
Dividends and Interest	742	14,281	4,774	25,645
Securities Lending Income	1	17	—	67
Fund Shares Sold	6,251	7,627	1,232	15,959
Unrealized Gain on Forward Currency Contracts	—	6,015	1,574	37,000
Unrealized Gain on Foreign Currency Contracts	—	9	—	1,194
Prepaid Expenses and Other Assets	98	55	32	128

Total Assets	6,638,491	5,705,479	1,216,859	14,752,453

LIABILITIES:
Payables:
Due to Custodian	—	7,674	1,128	—
Upon Return of Securities Loaned.	8,681	126	1,100	888,359
Investment Securities Purchased	59,821	25,392	—	144,591
Fund Shares Redeemed	58,784	2,211	148	12,022
Due to Advisor	754	640	138	2,455
Unrealized Loss on Forward Currency Contracts	—	40,015	5,182	92,432
Unrealized Loss on Foreign Currency Contracts	—	—	—	6
Accrued Expenses and Other Liabilities	1,246	875	170	1,846

Total Liabilities.	129,286	76,933	7,866	1,141,711

NET ASSETS	$6,509,205	$5,628,546	$1,208,993	$13,610,742

Institutional Class Shares — based on net assets of $6,509,205; $5,628,546; $1,208,993 and $13,610,742 and shares outstanding of 631,864,255, 565,717,609, 123,317,176 and 1,247,836,769, respectively	$10.30	$9.95	$9.80	$10.91

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$6,547,742	$5,409,757	$1,161,217	$12,896,652

Foreign Currencies at Cost	$—	$(8,650)	$(1,134)	$51,685

NET ASSETS CONSIST OF:
Paid-In Capital	$6,519,576	$5,637,360	$1,258,691	$13,596,622
Total Distributable Earnings (Loss)	(10,371)	(8,814)	(49,698)	14,120

NET ASSETS	$6,509,205	$5,628,546	$1,208,993	$13,610,742

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

240

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short-Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $161,131 of securities on loan, respectively)	$1,739,387	$1,781,744	$5,908,083	$7,009,114
Temporary Cash Investments at Value & Cost	—	5,392	19,563	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $164,636, respectively)	—	—	—	164,637
Foreign Currencies at Value	440	—	—	—
Cash	18,392	—	—	50,951
Receivables:
Investment Securities Sold	—	—	—	44,435
Dividends and Interest	12,586	2,133	44,898	26,198
Securities Lending Income	—	—	—	6
Fund Shares Sold	2,699	1,641	12,676	7,850
Unrealized Gain on Forward Currency Contracts	3,054	—	—	4,875
Prepaid Expenses and Other Assets	61	29	110	85

Total Assets	1,776,619	1,790,939	5,985,330	7,308,151

LIABILITIES:
Payables:
Due to Custodian	—	—	—	9,572
Upon Return of Securities Loaned	—	—	—	164,615
Investment Securities Purchased	—	—	—	71,909
Fund Shares Redeemed	1,485	2,431	6,367	4,737
Due to Advisor.	230	229	435	1,088
Unrealized Loss on Forward Currency Contracts	11,819	—	—	19,423
Accrued Expenses and Other Liabilities	214	395	731	895

Total Liabilities	13,748	3,055	7,533	272,239

NET ASSETS	$1,762,871	$1,787,884	$5,977,797	$7,035,912

Institutional Class Shares — based on net assets of $1,762,871; $1,787,884; $5,977,797 and $7,035,912 and shares outstanding of 172,957,589, 170,188,292, 465,729,054 and 639,887,198, respectively	$10.19	$10.51	$12.84	$11.00

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,656,188	$1,790,966	$5,818,142	$6,873,513

Foreign Currencies at Cost	$442	$—	$—	$(9,660)

NET ASSETS CONSIST OF:
Paid-In Capital	$1,765,352	$1,822,295	$5,858,121	$6,965,035
Total Distributable Earnings (Loss)	(2,481)	(34,411)	119,676	70,877

NET ASSETS	$1,762,871	$1,787,884	$5,977,797	$7,035,912

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

241

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $28,800, $10,192, $49,230 and $701,665 of securities on loan, respectively)	$2,250,518	$847,460	$2,985,069	$12,498,744
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $29,751, $10,429, $50,279 and $716,598, respectively)	29,753	10,429	50,280	716,613
Foreign Currencies at Value	—	59	132	2
Cash	13,830	37,421	28,025	78,593
Receivables:
Investment Securities Sold	—	1,384	—	15,882
Dividends and Interest	19,272	6,287	24,844	96,729
Securities Lending Income	2	1	6	76
Fund Shares Sold	3,603	1,185	3,694	27,001
Unrealized Gain on Forward Currency Contracts	—	235	1,834	317
Prepaid Expenses and Other Assets	24	39	21	276

Total Assets	2,317,002	904,500	3,093,905	13,434,233

LIABILITIES:
Payables:
Upon Return of Securities Loaned	29,789	10,432	50,297	716,849
Investment Securities Purchased	6,696	15,588	252,194	61,895
Fund Shares Redeemed.	1,095	504	1,139	7,835
Due to Advisor	347	111	540	1,939
Unrealized Loss on Forward Currency Contracts	—	2,200	14,083	308
Accrued Expenses and Other Liabilities	249	130	301	1,059

Total Liabilities	38,176	28,965	318,554	789,885

NET ASSETS.	$2,278,826	$875,535	$2,775,351	$12,644,348

Institutional Class Shares — based on net assets of $2,278,826; $875,535; $2,775,351 and $12,644,348 and shares outstanding of 199,750,242, 85,648,681, 260,544,661 and 1,086,054,148, respectively	$11.41	$10.22	$10.65	$11.64

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$2,190,796	$820,483	$2,875,714	$12,017,992

Foreign Currencies at Cost	$—	$59	$136	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$2,204,530	$860,354	$2,708,660	$12,085,929
Total Distributable Earnings (Loss)	74,296	15,181	66,691	558,419

NET ASSETS	$2,278,826	$875,535	$2,775,351	$12,644,348

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

242

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,532,810	—	—	—
Investment Securities at Value (including $148,444, $0, $0 and $10,779 of securities on loan, respectively)	381,409	$311,642	$6,392,767	$1,435,310
Temporary Cash Investments at Value & Cost	7,176	—	64,791	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $151,337, $0, $0 and $11,057, respectively)	151,337	—	—	11,057
Foreign Currencies at Value	—	—	—	128
Cash	—	860	—	23,764
Receivables:
Dividends and Interest	591	273	13,245	6,260
Securities Lending Income	5	—	—	4
Fund Shares Sold	3,658	135	11,862	2,018
Unrealized Gain on Swap Contracts	—	—	—	29,091
Unrealized Gain on Forward Currency Contracts	—	—	—	399
Prepaid Expenses and Other Assets	53	40	115	28

Total Assets	2,077,039	312,950	6,482,780	1,508,059

LIABILITIES:
Payables:
Upon Return of Securities Loaned	151,337	—	—	11,055
Investment Securities/Affiliated Investment Companies
Purchased	—	—	—	14,031
Fund Shares Redeemed	879	—	3,639	448
Due to Advisor	8	26	471	226
Unrealized Loss on Swap Contracts	—	—	—	621
Unrealized Loss on Forward Currency Contracts	—	—	—	4,608
Accrued Expenses and Other Liabilities	90	54	601	237

Total Liabilities	152,314	80	4,711	31,226

NET ASSETS	$1,924,725	$312,870	$6,478,069	$1,476,833

Institutional Class Shares — based on net assets of $1,924,725; $312,870; $6,478,069 and $1,476,833 and shares outstanding of 189,445,860, 28,638,730, 490,359,053 and 143,873,887, respectively	$10.16	$10.92	$13.21	$10.26

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,538,566	$—	$—	$—

Investment Securities at Cost	$364,538	$296,550	$5,802,647	$1,395,366

Foreign Currencies at Cost	$—	$—	$—	$127

NET ASSETS CONSIST OF:
Paid-In Capital	$1,892,006	$287,380	$5,859,035	$1,449,862
Total Distributable Earnings (Loss)	32,719	25,490	619,034	26,971

NET ASSETS	$1,924,725	$312,870	$6,478,069	$1,476,833

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

243

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Global Core Plus Real Return Portfolio	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$145,200	$924,481	$170,465	$609,225
Foreign Currencies at Value	12,066	—	—	—
Cash	31,431	19,670	3,325	10,173
Receivables:
Dividends and Interest	982	9,648	2,417	6,536
Fund Shares Sold	555	2,688	25	663
Unrealized Gain on Swap Contracts	32	23,079	3,339	—
Unrealized Gain on Forward Currency Contracts	310	—	—	—
Prepaid Expenses and Other Assets	—	30	8	29

Total Assets	190,576	979,596	179,579	626,626

LIABILITIES:
Payables:
Investment Securities Purchased	54,150	14,251	—	6,998
Fund Shares Redeemed	—	153	642	251
Due to Advisor	3	160	29	95
Due to Broker	—	35	—	—
Unrealized Loss on Swap Contracts	113	39	82	—
Unrealized Loss on Forward Currency Contracts	122	—	—	—
Unrealized Loss on Foreign Currency Contracts	30	—	—	—
Accrued Expenses and Other Liabilities	1	204	64	104

Total Liabilities	54,419	14,842	817	7,448

NET ASSETS.	$136,157	$964,754	$178,762	$619,178

Institutional Class Shares — based on net assets of $136,157; $964,754; $178,762 and $619,178 and shares outstanding of 13,653,353, 91,265,404, 17,150,893 and 59,249,013, respectively	$9.97	$10.57	$10.42	$10.45

NUMBER OF SHARES AUTHORIZED.	500,000,000	1,000,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$145,680	$887,421	$165,344	$594,420

Foreign Currencies at Cost	$12,110	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$136,528	$910,253	$172,793	$604,675
Total Distributable Earnings (Loss)	(371)	54,501	5,969	14,503

NET ASSETS	$136,157	$964,754	$178,762	$619,178

See accompanying Notes to Financial Statements.

244

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Short-Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$2,497,334	$2,131,589	$197,004	$910,085
Cash	40,467	20,800	7,760	1,208
Receivables:
Investment Securities Sold	16,370	—	—	—
Dividends and Interest	34,165	23,798	2,104	13,378
Fund Shares Sold	2,918	2,465	258	634
Deferred Offering Costs	—	—	26	—
Prepaid Expenses and Other Assets	66	47	29	18

Total Assets	2,591,320	2,178,699	207,181	925,323

LIABILITIES:
Payables:
Investment Securities Purchased	51,438	11,556	4,677	2,434
Fund Shares Redeemed	1,022	1,723	20	2,008
Due to Advisor	373	326	20	142
Accrued Expenses and Other Liabilities	393	321	42	182

Total Liabilities	53,226	13,926	4,759	4,766

NET ASSETS.	$2,538,094	$2,164,773	$202,422	$920,557

Institutional Class Shares — based on net assets of $2,538,094; $2,164,773; $202,422 and $920,557 and shares outstanding of 249,528,473, 205,594,637, 20,143,646 and 89,578,489, respectively	$10.17	$10.53	$10.05	$10.28

NUMBER OF SHARES AUTHORIZED	1,500,000,000	1,500,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$2,494,543	$2,050,297	$196,513	$906,368

NET ASSETS CONSIST OF:
Paid-In Capital	$2,535,270	$2,084,009	$201,894	$918,550
Total Distributable Earnings (Loss)	2,824	80,764	528	2,007

NET ASSETS	$2,538,094	$2,164,773	$202,422	$920,557

See accompanying Notes to Financial Statements.

245

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$619,278	$106,789	$40,261	$47,351
Cash	4,100	1,191	622	680
Receivables:
Dividends and Interest	7,186	1,233	414	717
Fund Shares Sold	399	63	199	14
Prepaid Expenses and Other Assets	12	16	5	7

Total Assets	630,975	109,292	41,501	48,769

LIABILITIES:
Payables:
Investment Securities Purchased	1,194	—	519	239
Fund Shares Redeemed	1,417	11	—	2
Due to Advisor	99	15	5	21
Accrued Expenses and Other Liabilities	108	56	38	74

Total Liabilities	2,818	82	562	336

NET ASSETS	$628,157	$109,210	$40,939	$48,433

Institutional Class Shares — based on net assets of $628,157; $109,210; $40,939 and $48,433 and shares outstanding of 58,085,439, 10,638,081, 4,070,499 and 4,750,795, respectively	$10.81	$10.27	$10.06	$10.19

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$601,152	$105,740	$39,539	$46,723

NET ASSETS CONSIST OF:
Paid-In Capital	$610,237	$108,279	$40,044	$47,904
Total Distributable Earnings (Loss)	17,920	931	895	529

NET ASSETS	$628,157	$109,210	$40,939	$48,433

See accompanying Notes to Financial Statements.

246

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$6,415	$6,443	$5,357	$31,317
Income from Securities Lending	4	17	4	111

Total Investment Income	6,419	6,460	5,361	31,428

Expenses
Investment Management Fees	4,610	3,785	817	14,668
Accounting & Transfer Agent Fees	574	454	72	1,305
Custodian Fees	55	100	22	337
Filing Fees	111	74	24	141
Shareholders’ Reports	131	89	23	278
Directors’/Trustees’ Fees & Expenses	54	44	10	107
Professional Fees	41	33	8	84
Other	73	85	12	164

Total Expenses	5,649	4,664	988	17,084

Fees Paid Indirectly (Note C)	—	90	—	258

Net Expenses	5,649	4,574	988	16,826

Net Investment Income (Loss)	770	1,886	4,373	14,602

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	354	70,335	8,799	212,131
Foreign Currency Transactions	—	674	46	7,307
Forward Currency Contracts	—	(119,920)	(14,335)	(394,475)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(182)	117,221	15,785	332,993
Translation of Foreign Currency-Denominated Amounts	—	(565)	(34)	(577)
Forward Currency Contracts	—	(64,670)	(9,368)	(143,488)

Net Realized and Unrealized Gain (Loss)	172	3,075	893	13,891

Net Increase (Decrease) in Net Assets Resulting from Operations	$942	$4,961	$5,266	$28,493

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

247

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short-Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio#
Investment Income
Interest	$8,036	$2,188	$46,905	$33,310
Income from Securities Lending	—	—	—	28

Total Investment Income	8,036	2,188	46,905	33,338

Expenses
Investment Management Fees	1,513	1,683	2,638	6,337
Accounting & Transfer Agent Fees	159	250	538	601
Custodian Fees	50	14	28	83
Filing Fees	50	59	79	105
Shareholders’ Reports	29	49	100	121
Directors’/Trustees’ Fees & Expenses	15	16	48	54
Professional Fees	10	14	33	38
Previously Waived Fees Recovered by Advisor (Note C)	19	—	—	74
Other	18	28	65	65

Total Expenses	1,863	2,113	3,529	7,478

Fees Waived, Expenses Reimbursed by Advisor (Note C)	82	9	—	141
Fees Paid Indirectly (Note C)	44	—	—	—

Net Expenses	1,737	2,104	3,529	7,337

Net Investment Income (Loss)	6,299	84	43,376	26,001

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	23,782	(797)	20,169	22,020
Affiliated Investment Companies Shares Sold	—	—	—	(1)
Foreign Currency Transactions	750	—	—	755
Forward Currency Contracts	(54,068)	—	—	(40,943)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(34,203)	(9,885)	(280,877)	53,490
Translation of Foreign Currency-Denominated Amounts	109	—	—	(129)
Forward Currency Contracts	(27,625)	—	—	(36,149)

Net Realized and Unrealized Gain (Loss)	(91,255)	(10,682)	(260,708)	(957)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(84,956)	$(10,598)	$(217,332)	$25,044

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

248

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$30,110	$6,976	$28,976	$137,556
Income from Securities Lending	29	12	36	490

Total Investment Income	30,139	6,988	29,012	138,046

Expenses
Investment Management Fees	2,103	756	3,050	11,319
Accounting & Transfer Agent Fees	195	93	240	1,117
Custodian Fees	7	13	37	46
Filing Fees	57	32	108	189
Shareholders’ Reports	38	21	16	152
Directors’/Trustees’ Fees & Expenses	18	7	21	98
Professional Fees	15	6	13	65
Previously Waived Fees Recovered by Advisor (Note C)	19	15	—	268
Other	24	10	30	122

Total Expenses	2,476	953	3,515	13,376

Fees Waived, Expenses Reimbursed by Advisor (Note C)	40	112	—	270

Net Expenses	2,436	841	3,515	13,106

Net Investment Income (Loss)	27,703	6,147	25,497	124,940

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	13,759	3,531	12,548	55,883
Affiliated Investment Companies Shares Sold	—	(1)	(2)	(25)
Foreign Currency Transactions	—	136	605	(54)
Forward Currency Contracts	—	(4,886)	(33,975)	(4,736)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(74,156)	8,763	(407)	(378,530)
Affiliated Investment Companies Shares	(4)	—	(3)	(30)
Translation of Foreign Currency-Denominated Amounts	—	(18)	75	(38)
Forward Currency Contracts	—	(4,498)	(22,799)	(4,055)

Net Realized and Unrealized Gain (Loss)	(60,401)	3,027	(43,958)	(331,585)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,698)	$9,174	$(18,461)	$(206,645)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

249

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$7,699	—	—	—

Total Investment Income	7,699	—	—	—

Fund Investment Income
Interest	3,652	$3,856	$70,594	$9,912
Income from Securities Lending	12	—	—	17

Total Fund Investment Income	3,664	3,856	70,594	9,929

Expenses
Investment Management Fees	1,033	153	2,732	1,301
Accounting & Transfer Agent Fees	155	16	364	148
Custodian Fees	2	1	26	29
Filing Fees	57	24	75	26
Shareholders’ Reports	15	11	84	44
Directors’/Trustees’ Fees & Expenses	14	3	51	11
Professional Fees	3	3	31	8
Other	8	3	61	25

Total Expenses	1,287	214	3,424	1,592

Fees Waived, Expenses Reimbursed by Advisor (Note C)	951	—	—	—

Net Expenses	336	214	3,424	1,592

Net Investment Income (Loss)	11,027	3,642	67,170	8,337

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	19,554	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	279	8,632	—	3,672
Affiliated Investment Companies Shares Sold	(6)	—	—	(6)
Swap Contracts.	—	—	—	(1,212)
Foreign Currency Transactions	—	—	—	158
Forward Currency Contracts	—	—	—	(15,488)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,896	(26,712)	70,424	15,743
Affiliated Investment Companies Shares	(58,787)	—	—	5
Swap Contracts	—	—	—	37,567
Translation of Foreign Currency-Denominated Amounts.	—	—	—	(7)
Forward Currency Contracts	—	—	—	(6,151)

Net Realized and Unrealized Gain (Loss)	(33,064)	(18,080)	70,424	34,281

Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,037)	$(14,438)	$137,594	$42,618

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

250

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
Investment Income
Interest	$8	$6,542	$1,047	$3,936

Total Investment Income	8	6,542	1,047	3,936

Expenses
Investment Management Fees	3	903	168	499
Accounting & Transfer Agent Fees	—	102	24	62
Custodian Fees	1	20	8	2
Filing Fees	—	28	11	24
Shareholders’ Reports	—	17	9	13
Directors’/Trustees’ Fees & Expenses	—	7	1	4
Professional Fees	—	5	1	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	51
Other	—	17	6	8

Total Expenses	4	1,099	228	666

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	28

Net Expenses.	4	1,099	228	638

Net Investment Income (Loss)	4	5,443	819	3,298

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(6)	—	(2)
Swap Contracts	—	792	—	—
Foreign Currency Transactions.	2	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	(524)	(3,608)	(571)	(2,611)
Swap Contracts.	(81)	34,141	5,809	—
Translation of Foreign Currency-Denominated Amounts	40	—	—	—
Forward Currency Contracts	188	—	—	—

Net Realized and Unrealized Gain (Loss)	(375)	31,319	5,238	(2,613)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(371)	$36,762	$6,057	$685

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
The Portfolio commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

251

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Short- Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$8,286	$17,008	$582	$4,940

Total Investment Income	8,286	17,008	582	4,940

Expenses
Investment Management Fees	2,255	1,888	125	905
Accounting & Transfer Agent Fees	243	213	9	122
Custodian Fees	15	11	—	7
Filing Fees	75	55	18	14
Shareholders’ Reports	37	31	33	18
Directors’/Trustees’ Fees & Expenses	20	16	2	8
Professional Fees	14	12	2	6
Organizational & Offering Costs.	—	—	31	—
Previously Waived Fees Recovered by Advisor (Note C)	—	7	10	—
Other	30	29	1	12

Total Expenses	2,689	2,262	231	1,092

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	87	—

Net Expenses	2,689	2,262	144	1,092

Net Investment Income (Loss)	5,597	14,746	438	3,848

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(149)	1	(8)	(741)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,922)	(10,522)	595	(1,505)

Net Realized and Unrealized Gain (Loss)	(4,071)	(10,521)	587	(2,246)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,526	$4,225	$1,025	$1,602

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

252

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest.	$4,164	$598	$242	$238

Total Investment Income	4,164	598	242	238

Expenses
Investment Management Fees	535	105	48	55
Accounting & Transfer Agent Fees	71	17	11	5
Custodian Fees	1	1	1	—
Filing Fees	17	11	9	4
Shareholders’ Reports	12	9	9	6
Directors’/Trustees’ Fees & Expenses	5	1	—	—
Professional Fees	3	1	—	—
Previously Waived Fees Recovered by Advisor (Note C)	37	4	1	21
Other	7	2	2	—

Total Expenses.	688	151	81	91

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5	20	19	21

Net Expenses	683	131	62	70

Net Investment Income (Loss)	3,481	467	180	168

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Investment Securities Sold**	—	5	1	(54)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(2,201)	(275)	(162)	(95)

Net Realized and Unrealized Gain (Loss)	(2,201)	(270)	(161)	(149)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,280	$197	$19	$19

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

253

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$770	$68,670	$1,886	$43,733	$4,373	$11,983	$14,602	$53,171
Net Realized Gain (Loss) on: Investment Securities Sold*,**	354	982	70,335	(20,377)	8,799	(6,461)	212,131	(68,018)
Affiliated Investment Companies Shares Sold	—	22	—	—	—	2	—	(8)
Foreign Currency Transactions	—	—	674	(2,533)	46	115	7,307	(12,648)
Forward Currency Contracts	—	—	(119,920)	(58,082)	(14,335)	(16,347)	(394,475)	(239,386)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency.	(182)	(3,740)	117,221	40,133	15,785	24,250	332,993	296,048
Affiliated Investment Companies Shares	—	(4)	—	—	—	(1)	—	(1)
Translation of Foreign Currency-Denominated Amounts	—	—	(565)	261	(34)	44	(577)	306
Forward Currency Contracts	—	—	(64,670)	62,888	(9,368)	10,648	(143,488)	190,190

Net Increase (Decrease) in Net Assets Resulting from Operations	942	65,930	4,961	66,023	5,266	24,233	28,493	219,654

Distributions:
Institutional Class Shares	(1,592)	(68,850)	(30,533)	(87,479)	(353)	(30,567)	(3,818)	(335,646)
Capital Share Transactions (1):
Shares Issued.	1,719,740	3,941,731	954,242	1,655,183	174,483	281,755	2,297,993	3,952,051
Shares Issued in Lieu of Cash Distributions	1,478	64,147	27,086	76,847	352	30,491	3,763	331,642
Shares Redeemed.	(1,867,249)	(4,765,606)	(648,644)	(1,907,560)	(101,655)	(411,009)	(2,004,075)	(6,434,968)

Net Increase (Decrease) from Capital Share Transactions	(146,031)	(759,728)	332,684	(175,530)	73,180	(98,763)	297,681	(2,151,275)

Total Increase (Decrease) in Net Assets.	(146,681)	(762,648)	307,112	(196,986)	78,093	(105,097)	322,356	(2,267,267)
Net Assets
Beginning of Period.	6,655,886	7,418,534	5,321,434	5,518,420	1,130,900	1,235,997	13,288,386	15,555,653

End of Period.	$6,509,205	$6,655,886	$5,628,546	$5,321,434	$1,208,993	$1,130,900	$13,610,742	$13,288,386

(1) Shares Issued and Redeemed:
Shares Issued.	166,965	382,449	95,823	165,867	17,820	29,212	210,911	365,108
Shares Issued in Lieu of Cash Distributions	143	6,228	2,725	7,762	36	3,186	346	30,908
Shares Redeemed	(181,286)	(462,425)	(65,117)	(191,528)	(10,391)	(42,829)	(183,925)	(594,289)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,178)	(73,748)	33,431	(17,899)	7,465	(10,431)	27,332	(198,273)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

254

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,299	$10,293	$84	$12,897	$43,376	$103,525	$26,001	$76,051
Net Realized Gain (Loss) on: Investment Securities Sold*,**	23,782	11,616	(797)	543	20,169	188,250	22,020	(12,624)
Affiliated Investment Companies Shares Sold.	—	—	—	—	—	—	(1)	10
Foreign Currency Transactions	750	20	—	—	—	—	755	516
Forward Currency Contracts	(54,068)	(63,182)	—	—	—	—	(40,943)	(85,854)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(34,203)	69,147	(9,885)	1,261	(280,877)	127,352	53,490	101,788
Affiliated Investment Companies Shares	—	—	—	—	—	—	—	(4)
Translation of Foreign Currency-Denominated Amounts	109	(60)	—	—	—	—	(129)	231
Forward Currency Contracts	(27,625)	38,139	—	—	—	—	(36,149)	44,615

Net Increase (Decrease) in Net Assets Resulting from Operations	(84,956)	65,973	(10,598)	14,701	(217,332)	419,127	25,044	124,729

Distributions:
Institutional Class Shares	(29,683)	(61,037)	—	(16,913)	(178,776)	(106,230)	(11,476)	(125,151)
Capital Share Transactions (1):
Shares Issued	482,333	714,742	279,131	1,413,234	1,397,930	2,091,544	1,559,125	2,148,804
Shares Issued in Lieu of Cash Distributions	28,857	59,290	—	16,492	175,913	104,227	11,062	122,157
Shares Redeemed.	(336,137)	(563,884)	(999,410)	(1,215,611)	(1,038,906)	(2,280,887)	(794,579)	(2,557,849)

Net Increase (Decrease) from Capital Share Transactions	175,053	210,148	(720,279)	214,115	534,937	(85,116)	775,608	(286,888)

Total Increase (Decrease) in Net Assets.	60,414	215,084	(730,877)	211,903	138,829	227,781	789,176	(287,310)
Net Assets
Beginning of Period.	1,702,457	1,487,373	2,518,761	2,306,858	5,838,968	5,611,187	6,246,736	6,534,046

End of Period.	$1,762,871	$1,702,457	$1,787,884	$2,518,761	$5,977,797	$5,838,968	$7,035,912	$6,246,736

(1) Shares Issued and Redeemed:
Shares Issued	45,682	67,517	26,481	133,644	105,909	153,647	141,824	197,554
Shares Issued in Lieu of Cash Distributions	2,694	5,751	—	1,563	13,198	7,712	1,007	11,281
Shares Redeemed	(32,306)	(53,523)	(94,805)	(115,031)	(78,805)	(167,856)	(72,288)	(236,085)

Net Increase (Decrease) from Shares Issued and Redeemed	16,070	19,745	(68,324)	20,176	40,302	(6,497)	70,543	(27,250)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

255

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate-				DFA Global
	Term Extended		DFA Targeted		Core Plus Fixed		DFA Investment Grade
	Quality Portfolio		Credit Portfolio		Income Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,703	$53,931	$6,147	$12,692	$25,497	$34,817	$124,940	$240,884
Net Realized Gain (Loss) on: Investment Securities Sold*,**	13,759	31,351	3,531	(5,876)	12,548	1,604	55,883	58,689
Affiliated Investment Companies Shares Sold	—	(13)	(1)	—	(2)	(13)	(25)	(166)
Foreign Currency Transactions	—	—	136	(25)	605	(205)	(54)	165
Forward Currency Contracts	—	—	(4,886)	(12,061)	(33,975)	(29,694)	(4,736)	(19,756)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(74,156)	43,455	8,763	16,189	(407)	67,367	(378,530)	392,132
Affiliated Investment Companies Shares	(4)	(5)	—	(3)	(3)	(2)	(30)	(23)
Translation of Foreign Currency-Denominated Amounts	—	—	(18)	26	75	(59)	(38)	39
Forward Currency Contracts	—	—	(4,498)	5,632	(22,799)	24,807	(4,055)	10,137

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,698)	128,719	9,174	16,574	(18,461)	98,622	(206,645)	682,101

Distributions:
Institutional Class Shares	(42,447)	(53,409)	(5,556)	(18,598)	(44,172)	(27,050)	(123,827)	(229,667)
Capital Share Transactions (1):
Shares Issued	439,772	894,761	160,517	297,392	782,774	1,278,169	3,014,189	4,131,499
Shares Issued in Lieu of Cash Distributions	40,450	50,165	5,384	17,968	44,138	27,049	121,873	226,392
Shares Redeemed	(257,272)	(601,591)	(112,895)	(261,032)	(357,670)	(529,427)	(1,323,843)	(3,491,018)

Net Increase (Decrease) from Capital Share Transactions	222,950	343,335	53,006	54,328	469,242	775,791	1,812,219	866,873

Total Increase (Decrease) in Net Assets	147,805	418,645	56,624	52,304	406,609	847,363	1,481,747	1,319,307
Net Assets
Beginning of Period.	2,131,021	1,712,376	818,911	766,607	2,368,742	1,521,379	11,162,601	9,843,294

End of Period	$2,278,826	$2,131,021	$875,535	$818,911	$2,775,351	$2,368,742	$12,644,348	$11,162,601

(1) Shares Issued and Redeemed:
Shares Issued.	37,640	77,622	15,726	29,617	72,408	120,914	254,150	351,037
Shares Issued in Lieu of Cash Distributions	3,450	4,356	529	1,788	4,038	2,619	10,294	19,533
Shares Redeemed	(22,066)	(52,978)	(11,067)	(26,150)	(33,025)	(51,353)	(111,823)	(301,834)

Net Increase (Decrease) from Shares Issued and Redeemed	19,024	29,000	5,188	5,255	43,421	72,180	152,621	68,736

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

256

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified				DFA Inflation-
	Fixed Income		DFA LTIP		Protected Securities		DFA Short-Duration
	Portfolio		Portfolio		Portfolio		Real Return Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,027	$19,855	$3,642	$4,270	$67,170	$76,256	$8,337	$23,552
Capital Gain Distributions Received from Investment Securities.	19,554	—	—	—	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold*,**	279	(357)	8,632	20,979	—	10,978	3,672	(7,195)
Affiliated Investment Companies Shares Sold	(6)	2,252	—	—	—	—	(6)	4
Swap Contracts	—	—	—	—	—	—	(1,212)	(10,398)

Foreign Currency Transactions	—	—	—	—	—	—	158	(320)
Forward Currency Contracts	—	—	—	—	—	—	(15,488)	(2,318)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,896	8,883	(26,712)	20,683	70,424	372,655	15,743	16,576
Affiliated Investment Companies Shares	(58,787)	27,503	—	—	—	—	5	(9)
Swap Contracts	—	—	—	—	—	—	37,567	3,898
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	(7)	20
Forward Currency Contracts	—	—	—	—	—	—	(6,151)	5,352

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,037)	58,136	(14,438)	45,932	137,594	459,889	42,618	29,162

Distributions:
Institutional Class Shares	(11,492)	(18,821)	(18,361)	(3,208)	(65,072)	(57,432)	(11,481)	(37,127)
Capital Share Transactions (1):
Shares Issued.	624,587	786,152	88,313	144,835	1,404,515	1,982,544	346,125	467,499
Shares Issued in Lieu of Cash Distributions	11,490	18,817	18,361	3,208	64,108	56,270	11,228	36,198
Shares Redeemed	(205,901)	(381,156)	(51,680)	(115,132)	(685,559)	(1,706,524)	(305,211)	(586,975)

Net Increase (Decrease) from Capital Share Transactions	430,176	423,813	54,994	32,911	783,064	332,290	52,142	(83,278)

Total Increase (Decrease) in Net Assets	396,647	463,128	22,195	75,635	855,586	734,747	83,279	(91,243)
Net Assets
Beginning of Period	1,528,078	1,064,950	290,675	215,040	5,622,483	4,887,736	1,393,554	1,484,797

End of Period.	$1,924,725	$1,528,078	$312,870	$290,675	$6,478,069	$5,622,483	$1,476,833	$1,393,554

(1) Shares Issued and Redeemed:
Shares Issued.	60,852	76,437	7,719	12,395	106,834	157,067	34,109	47,262
Shares Issued in Lieu of Cash Distributions	1,115	1,857	1,558	278	4,891	4,474	1,115	3,664
Shares Redeemed	(20,060)	(37,246)	(4,546)	(10,037)	(52,201)	(136,993)	(30,025)	(59,889)

Net Increase (Decrease) from Shares Issued and Redeemed	41,907	41,048	4,731	2,636	59,524	24,548	5,199	(8,963)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

257

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global			DFA California
	Core Plus Real	DFA Municipal Real		Municipal Real		DFA Municipal
	Return Portfolio	Return Portfolio		Return Portfolio		Bond Portfolio
	Period
	Apr 26,
	2021	Six Months	Year	Six Months	Year	Six Months	Year
	to	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2021	2020	2021	2020	2021	2020
	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4	$5,443	$12,714	$819	$1,775	$3,298	$7,333
Net Realized Gain (Loss) on: Investment Securities Sold*,**	—	(6)	2,257	—	(208)	(2)	(418)
Swap Contracts	—	792	(6,402)	—	(2,167)	—	—
Foreign Currency Transactions	2	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(524)	(3,608)	13,018	(571)	1,733	(2,611)	7,587
Swap Contracts	(81)	34,141	1,262	5,809	794	—	—
Translation of Foreign Currency-Denominated Amounts	40	—	—	—	—	—	—
Forward Currency Contracts.	188	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(371)	36,762	22,849	6,057	1,927	685	14,502

Distributions:
Institutional Class Shares	—	(5,385)	(12,801)	(776)	(1,824)	(3,264)	(7,369)
Return of Capital.	—	—	—	—	(44)	—	—

Total Distributions	—	(5,385)	(12,801)	(776)	(1,868)	(3,264)	(7,369)

Capital Share Transactions (1):
Shares Issued.	136,576	176,641	371,317	27,709	80,234	165,111	184,158
Shares Issued in Lieu of Cash Distributions	—	5,379	12,787	776	1,868	3,247	7,325
Shares Redeemed.	(48)	(105,029)	(421,908)	(11,196)	(61,544)	(74,234)	(180,813)

Net Increase (Decrease) from Capital Share Transactions.	136,528	76,991	(37,804)	17,289	20,558	94,124	10,670

Total Increase (Decrease) in Net Assets	136,157	108,368	(27,756)	22,570	20,617	91,545	17,803
Net Assets
Beginning of Period	—	856,386	884,142	156,192	135,575	527,633	509,830

End of Period.	$136,157	$964,754	$856,386	$178,762	$156,192	$619,178	$527,633

(1) Shares Issued and Redeemed:
Shares Issued	13,658	16,904	37,070	2,691	8,083	15,749	17,643
Shares Issued in Lieu of Cash Distributions	—	516	1,276	75	186	310	702
Shares Redeemed	(5)	(10,039)	(42,955)	(1,083)	(6,330)	(7,075)	(17,449)

Net Increase (Decrease) from Shares Issued and Redeemed.	13,653	7,381	(4,609)	1,683	1,939	8,984	896

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

258

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio		DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Period Sep 30, 2020 to Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,597	$23,039	$14,746	$30,943	$438	$7	$3,848	$9,988
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(149)	(123)	1	(950)	(8)	—	(741)	(1,202)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(3,922)	1,179	(10,522)	36,549	595	(104)	(1,505)	(104)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,526	24,095	4,225	66,542	1,025	(97)	1,602	8,682

Distributions:
Institutional Class Shares	(5,080)	(23,645)	(14,646)	(30,959)	(398)	(2)	(2,951)	(10,276)
Return of Capital	—	—	—	—	—	—	—	(234)

Total Distributions.	(5,080)	(23,645)	(14,646)	(30,959)	(398)	(2)	(2,951)	(10,510)

Capital Share Transactions (1):
Shares Issued.	429,327	1,175,347	338,068	618,097	121,495	86,233	137,147	312,860
Shares Issued in Lieu of Cash Distributions	4,763	20,544	13,982	29,729	393	2	2,853	9,989
Shares Redeemed.	(525,646)	(1,181,386)	(220,921)	(709,003)	(5,543)	(686)	(255,064)	(512,377)

Net Increase (Decrease) from Capital Share Transactions	(91,556)	14,505	131,129	(61,177)	116,345	85,549	(115,064)	(189,528)

Total Increase (Decrease) in Net Assets	(95,110)	14,955	120,708	(25,594)	116,972	85,450	(116,413)	(191,356)
Net Assets
Beginning of Period.	2,633,204	2,618,249	2,044,065	2,069,659	85,450	—	1,036,970	1,228,326

End of Period.	$2,538,094	$2,633,204	$2,164,773	$2,044,065	$202,422	$85,450	$920,557	$1,036,970

(1) Shares Issued and Redeemed:
Shares Issued.	42,151	115,265	31,945	58,952	12,100	8,625	13,321	30,376
Shares Issued in Lieu of Cash Distributions	468	2,016	1,324	2,827	39	—	277	969
Shares Redeemed	(51,601)	(115,956)	(20,885)	(68,033)	(552)	(69)	(24,785)	(49,795)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,982)	1,325	12,384	(6,254)	11,587	8,556	(11,187)	(18,450)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

259

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,481	$7,481	$467	$1,233	$180	$710	$168	$286
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	(257)	5	(128)	1	395	(54)	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,201)	6,748	(275)	224	(162)	406	(95)	723

Net Increase (Decrease) in Net Assets Resulting from Operations	1,280	13,972	197	1,329	19	1,511	19	905

Distributions:
Institutional Class Shares.	(3,291)	(7,659)	(470)	(1,253)	(361)	(730)	(108)	(290)
Return of Capital.	—	(69)	—	—	—	—	—	(9)

Total Distributions.	(3,291)	(7,728)	(470)	(1,253)	(361)	(730)	(108)	(299)

Capital Share Transactions (1):
Shares Issued.	111,310	187,912	21,892	44,688	6,233	18,722	10,701	20,069
Shares Issued in Lieu of Cash Distributions	3,252	7,612	470	1,253	361	730	108	298
Shares Redeemed	(53,261)	(152,332)	(23,007)	(57,058)	(3,416)	(56,269)	(1,700)	(4,704)

Net Increase (Decrease) from Capital Share Transactions	61,301	43,192	(645)	(11,117)	3,178	(36,817)	9,109	15,663

Total Increase (Decrease) in Net Assets	59,290	49,436	(918)	(11,041)	2,836	(36,036)	9,020	16,269
Net Assets
Beginning of Period.	568,867	519,431	110,128	121,169	38,103	74,139	39,413	23,144

End of Period.	$628,157	$568,867	$109,210	$110,128	$40,939	$38,103	$48,433	$39,413

(1) Shares Issued and Redeemed:
Shares Issued.	10,254	17,550	2,127	4,339	618	1,851	1,047	1,988
Shares Issued in Lieu of Cash Distributions	300	705	46	122	36	72	11	29
Shares Redeemed	(4,910)	(14,271)	(2,235)	(5,570)	(338)	(5,545)	(166)	(471)

Net Increase (Decrease) from Shares Issued and Redeemed.	5,644	3,984	(62)	(1,109)	316	(3,622)	892	1,546

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

260

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.30		$10.31	$10.24	$10.29	$10.31	$10.32	$10.00		$10.03	$9.95	$9.99	$9.99	$9.96
Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.10	0.23	0.18	0.11	0.07	—		0.08	0.18	0.17	0.12	0.08
Net Gains (Losses) on Securities (Realized and
Unrealized)	—		(0.01)	0.06	(0.06)	(0.02)	—	0.01		0.04	0.15	(0.08)	(0.03)	—
Total from Investment Operations	—		0.09	0.29	0.12	0.09	0.07	0.01		0.12	0.33	0.09	0.09	0.08

Less Distributions:
Net Investment Income	(—)		(0.10)	(0.22)	(0.17)	(0.11)	(0.07)	(0.06)		(0.15)	(0.25)	(0.13)	(0.09)	(0.05)
Net Realized Gains	—		—	—	—	—	(0.01)	—		—	—	—	—	—
Total Distributions	—		(0.10)	(0.22)	(0.17)	(0.11)	(0.08)	(0.06)		(0.15)	(0.25)	(0.13)	(0.09)	(0.05)
Net Asset Value, End of Period	$10.30		$10.30	$10.31	$10.24	$10.29	$10.31	$9.95		$10.00	$10.03	$9.95	$9.99	$9.99

Total Return	0.02	%(B)	0.84%	2.90%	1.22%	0.86%	0.70%	0.07	%(B)	1.23%	3.42%	0.87%	0.95%	0.81%

Net Assets, End of Period (thousands)	$6,509,205		$6,655,886	$7,418,534	$7,970,071	$7,458,011	$6,985,789	$5,628,546		$5,321,434	$5,518,420	$5,590,939	$5,201,650	$4,724,757
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%	0.17	%(C)	0.18%	0.18%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.02	%(C)	0.95%	2.22%	1.76%	1.08%	0.69%	0.07	%(C)	0.80%	1.83%	1.73%	1.21%	0.79%
Portfolio Turnover Rate	28	%(B)	83%	30%	68%	86%	64%	38	%(B)	51%	59%	81%	121%	87%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

261

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.76		$9.79	$9.60	$9.66	$9.72	$9.41	$10.89		$10.96	$10.90	$11.03	$11.16	$11.08

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.10	0.15	0.15	0.17	0.17	0.01		0.04	0.07	0.11	0.18	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.11	0.34	(0.04)	(0.08)	0.24	0.01		0.14	0.44	(0.07)	(0.08)	0.10

Total from Investment Operations	0.04		0.21	0.49	0.11	0.09	0.41	0.02		0.18	0.51	0.04	0.10	0.28

Less Distributions:
Net Investment Income	(—)		(0.24)	(0.30)	(0.17)	(0.15)	(0.10)	(—)		(0.25)	(0.45)	(0.16)	(0.19)	(0.17)
Net Realized Gains	—		—	—	—	—	—	—		—	—	(0.01)	(0.04)	(0.03)

Total Distributions	—		(0.24)	(0.30)	(0.17)	(0.15)	(0.10)	—		(0.25)	(0.45)	(0.17)	(0.23)	(0.20)

Net Asset Value, End of Period	$9.80		$9.76	$9.79	$9.60	$9.66	$9.72	$10.91		$10.89	$10.96	$10.90	$11.03	$11.16

Total Return	0.44	%(B)	2.20%	5.29%	1.12%	1.00%	4.44%	0.21	%(B)	1.64%	4.88%	0.38%	0.95%	2.63%
Net Assets, End of Period (thousands)	$1,208,993		$1,130,900	$1,235,997	$1,210,704	$1,137,725	$988,751	$13,610,742		$13,288,386	$15,555,653	$15,130,986	$14,085,116	$12,597,375
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%	0.25	%(C)	0.26%	0.28%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%	0.26	%(C)	0.27%	0.29%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	0.75	%(C)	1.01%	1.60%	1.62%	1.77%	1.75%	0.22	%(C)	0.38%	0.63%	1.03%	1.66%	1.60%
Portfolio Turnover Rate	34	%(B)	45%	62%	63%	52%	54%	53	%(B)	47%	46%	67%	69%	41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

262

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended Ended		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.85		$10.85	$10.45	$10.22	$10.37	$10.48	$10.56		$10.57	$10.38	$10.59	$10.75	$10.75
Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.07	0.09	0.10	0.10	0.11	—		0.06	0.20	0.16	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.52)		0.37	1.08	0.15	0.02	0.50	(0.05)		0.01	0.19	(0.22)	(0.13)	0.04

Total from Investment Operations	(0.48)		0.44	1.17	0.25	0.12	0.61	(0.05)		0.07	0.39	(0.06)	(0.01)	0.15

Less Distributions:
Net Investment Income	(0.09)		(0.33)	(0.73)	(0.02)	(0.25)	(0.71)	—		(0.08)	(0.20)	(0.15)	(0.12)	(0.11)
Net Realized Gains	(0.09)		(0.11)	(0.04)	—	(0.02)	(0.01)	—		—	—	—	(0.03)	(0.04)

Total Distributions	(0.18)		(0.44)	(0.77)	(0.02)	(0.27)	(0.72)	—		(0.08)	(0.20)	(0.15)	(0.15)	(0.15)

Net Asset Value, End of Period	$10.19		$10.85	$10.85	$10.45	$10.22	$10.37	$10.51		$10.56	$10.57	$10.38	$10.59	$10.75

Total Return	(4.50	%)(B)	4.28%	11.92%	2.42%	1.31%	6.26%	(0.47	%)(B)	0.63%	3.75%	(0.60%)	(0.10%)	1.40%

Net Assets, End of Period (thousands)	$1,762,871		$1,702,457	$1,487,373	$1,126,037	$933,640	$772,664	$1,787,884		$2,518,761	$2,306,858	$2,304,374	$2,221,841	$2,094,510
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.19%	0.20%	0.20%	0.20%	0.20%	0.20	%(C)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.22%	0.22%	0.21%	0.21%	0.22%	0.20	%(C)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.71	%(C)	0.66%	0.85%	0.94%	1.04%	1.09%	0.01	%(C)	0.52%	1.92%	1.52%	1.17%	1.02%
Portfolio Turnover Rate	21	%(B)	41%	49%	37%	51%	48%	44	%(B)	85%	58%	30%	34%	51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

263

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.72		$12.99	$11.88	$12.45	$12.86	$12.67	$10.97		$10.95	$10.68	$10.85	$10.90	$10.82

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.25	0.29	0.27	0.26	0.26	0.04		0.13	0.19	0.19	0.20	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.57)		0.74	1.10	(0.57)	(0.39)	0.24	0.01		0.10	0.35	(0.16)	(0.07)	0.10

Total from Investment Operations	(0.47)		0.99	1.39	(0.30)	(0.13)	0.50	0.05		0.23	0.54	0.03	0.13	0.29

Less Distributions:
Net Investment Income	(0.07)		(0.26)	(0.28)	(0.26)	(0.25)	(0.25)	(0.02)		(0.21)	(0.27)	(0.19)	(0.18)	(0.19)
Net Realized Gains	(0.34)		—	—	(0.01)	(0.03)	(0.06)	—		—	—	(0.01)	—	(0.02)

Total Distributions	(0.41)		(0.26)	(0.28)	(0.27)	(0.28)	(0.31)	(0.02)		(0.21)	(0.27)	(0.20)	(0.18)	(0.21)

Net Asset Value, End of Period	$12.84		$13.72	$12.99	$11.88	$12.45	$12.86	$11.00		$10.97	$10.95	$10.68	$10.85	$10.90

Total Return	(3.51	%)(B)	7.67%	11.81%	(2.44%)	(0.93%)	3.95%	0.45	%(B)	2.13%	5.11%	0.22%	1.19%	2.70%

Net Assets, End of Period (thousands)	$5,977,797		$5,838,968	$5,611,187	$4,964,670	$4,629,841	$3,811,636	$7,035,912		$6,246,736	$6,534,046	$5,650,059	$5,559,764	$4,723,470
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.12%	0.22	%(C)	0.23%	0.23%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.48	%(C)	1.85%	2.28%	2.22%	2.06%	2.01%	0.78	%(C)	1.20%	1.73%	1.76%	1.85%	1.77%
Portfolio Turnover Rate	12	%(B)	45%	25%	16%	12%	17%	28	%(B)	40%	51%	27%	23%	25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

264

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio									DFA Targeted Credit Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.79		$11.29	$10.11	$10.85	$10.97	$10.67	$10.18		$10.19	$9.80	$10.06	$10.08	$9.96

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.32	0.35	0.33	0.33	0.32	0.07		0.16	0.21	0.22	0.22	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.30)		0.50	1.17	(0.71)	(0.11)	0.37	0.04		0.07	0.42	(0.24)	(0.03)	0.12

Total from Investment Operations	(0.15)		0.82	1.52	(0.38)	0.22	0.69	0.11		0.23	0.63	(0.02)	0.19	0.33

Less Distributions:
Net Investment Income	(0.14)		(0.32)	(0.34)	(0.33)	(0.32)	(0.34)	(0.07)		(0.24)	(0.24)	(0.22)	(0.21)	(0.21)
Net Realized Gains	(0.09)		—	—	(0.03)	(0.02)	(0.05)	—		(—)	—	(0.02)	—	—

Total Distributions	(0.23)		(0.32)	(0.34)	(0.36)	(0.34)	(0.39)	(0.07)		(0.24)	(0.24)	(0.24)	(0.21)	(0.21)

Net Asset Value, End of Period.	$11.41		$11.79	$11.29	$10.11	$10.85	$10.97	$10.22		$10.18	$10.19	$9.80	$10.06	$10.08

Total Return	(1.35	%)(B)	7.37%	15.27%	(3.53%)	2.05%	6.61%	1.07	%(B)	2.32%	6.51%	(0.18%)	1.94%	3.39%

Net Assets, End of Period (thousands)	$2,278,826		$2,131,021	$1,712,376	$1,782,191	$1,804,891	$1,414,041	$875,535		$818,911	$766,607	$651,780	$514,588	$356,579
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22	%(C)	0.23%	0.23%	0.22%	0.22%	0.22%	0.22	%(C)	0.23%	0.24%	0.23%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.50	%(C)	2.80%	3.25%	3.21%	3.03%	2.99%	1.46	%(C)	1.61%	2.12%	2.25%	2.25%	2.06%
Portfolio Turnover Rate	9	%(B)	42%	19%	24%	18%	28%	21	%(B)	35%	17%	19%	41%	21%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

265

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio								DFA Investment Grade Portfolio
					Period
	Six Months		Year	Year	Jan 11,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	2018 to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018		2021		2020	2019	2018	2017	2016
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period.	$10.91		$10.50	$9.89	$10.00		$11.96		$11.38	$10.38	$10.90	$11.04	$10.80

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.20	0.20	0.15		0.12		0.28	0.29	0.27	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized) .	(0.17)		0.39	0.96	(0.21)		(0.32)		0.57	1.00	(0.53)	(0.16)	0.25

Total from Investment Operations	(0.06)		0.59	1.16	(0.06)		(0.20)		0.85	1.29	(0.26)	0.09	0.49

Less Distributions:
Net Investment Income	(0.17)		(0.18)	(0.55)	(0.05)		(0.12)		(0.27)	(0.29)	(0.26)	(0.23)	(0.22)
Net Realized Gains	(0.03)		—	—	—		(—)		—	—	—	—	(0.03)

Total Distributions	(0.20)		(0.18)	(0.55)	(0.05)		(0.12)		(0.27)	(0.29)	(0.26)	(0.23)	(0.25)

Net Asset Value, End of Period	$10.65		$10.91	$10.50	$9.89		$11.64		$11.96	$11.38	$10.38	$10.90	$11.04
Total Return	(0.64	%)(B)	5.69%	12.33%	(0.56	%)(B)	(1.66	%)(B)	7.54%	12.60%	(2.38%)	0.86%	4.62%
Net Assets, End of Period (thousands)	$2,775,351		$2,368,742	$1,521,379	$592,325		$12,644,348		$11,162,601	$9,843,294	$8,638,793	$8,185,290	$6,193,789
Ratio of Expenses to Average Net Assets *	0.28	%(C)	0.29%	0.30%	0.30	%(C)(D)(E)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.28	%(C)	0.29%	0.30%	0.31	%(C)(D)(E)	0.22	%(C)	0.23%	0.23%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.01	%(C)	1.90%	1.99%	1.82	%(C)(E)	2.10	%(C)	2.38%	2.69%	2.55%	2.32%	2.20%
Portfolio Turnover Rate	6	%(B)	32%	14%	68	%(B)	8	%(B)	22%	21%	15%	18%	7%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	0.01%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

266

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio												DFA LTIP Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Period Aug 10, 2016 to Oct 31, 2016		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$10.00		$9.47		$9.76		$9.92		$10.00		$12.16		$10.11	$8.47	$9.31	$9.81	$8.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.17		0.22		0.19		0.15		0.02		0.14		0.20	0.24	0.33	0.25	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.20)		0.35		0.53		(0.29)		(0.16)		(0.08)		(0.64)		1.99	1.66	(0.83)	(0.50)	1.03

Total from Investment Operations	(0.13)		0.52		0.75		(0.10)		(0.01)		(0.06)		(0.50)		2.19	1.90	(0.50)	(0.25)	1.29

Less Distributions:
Net Investment Income	(0.06)		(0.16)		(0.22)		(0.19)		(0.15)		(0.02)		(0.09)		(0.14)	(0.22)	(0.34)	(0.24)	(0.15)
Net Realized Gains	(0.01)		—		—		(—)		—		—		(0.65)		—	(0.04)	—	(0.01)	—

Total Distributions	(0.07)		(0.16)		(0.22)		(0.19)		(0.15)		(0.02)		(0.74)		(0.14)	(0.26)	(0.34)	(0.25)	(0.15)

Net Asset Value, End of Period	$10.16		$10.36		$10.00		$9.47		$9.76		$9.92		$10.92		$12.16	$10.11	$8.47	$9.31	$9.81

Total Return	(1.24	%)(B)	5.26%		7.97%		(1.05%)		(0.05%)		(0.64	%)(B)	(4.52	%)(B)	21.75%	22.69%	(5.73%)	(2.52%)	14.90%

Net Assets, End of Period (thousands) .	$1,924,725		$1,528,078		$1,064,950		$796,296		$530,016		$112,561		$312,870		$290,675	$215,040	$168,648	$124,591	$63,267
Ratio of Expenses to Average Net Assets *	0.15	%(C)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(C)(D)(E)	0.14	%(C)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.26	%(C)(D)	0.27	%(D)	0.27	%(D)	0.26	%(D)	0.29	%(D)	0.45	%(C)(D)(E)	0.14	%(C)	0.14%	0.15%	0.14%	0.14%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.28	%(C)	1.61%		2.21%		1.93%		1.56%		0.91	%(C)(E)	2.38	%(C)	1.71%	2.52%	3.52%	2.75%	2.76%
Portfolio Turnover Rate	3	%(B)	12%		3%		3%		5%		N/A		36	%(B)	65%	38%	53%	2%	4%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11	%(C)	0.11%		0.12%		0.11%		0.11%		0.11%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

267

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.05		$12.03	$11.25	$11.79	$12.09	$11.54	$10.05		$10.06	$9.92	$10.02	$10.02	$9.79

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.19	0.25	0.35	0.25	0.16	0.06		0.17	0.20	0.18	0.17	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16		0.97	0.78	(0.52)	(0.29)	0.53	0.23		0.07	0.20	(0.11)	(0.03)	0.18

Total from Investment Operations	0.30		1.16	1.03	(0.17)	(0.04)	0.69	0.29		0.24	0.40	0.07	0.14	0.35

Less Distributions:
Net Investment Income	(0.10)		(0.13)	(0.25)	(0.37)	(0.23)	(0.13)	(0.08)		(0.25)	(0.26)	(0.17)	(0.14)	(0.12)
Net Realized Gains	(0.04)		(0.01)	—	—	(0.03)	(0.01)	—		—	—	—	—	—

Total Distributions	(0.14)		(0.14)	(0.25)	(0.37)	(0.26)	(0.14)	(0.08)		(0.25)	(0.26)	(0.17)	(0.14)	(0.12)
Net Asset Value, End of Period	$13.21		$13.05	$12.03	$11.25	$11.79	$12.09	$10.26		$10.05	$10.06	$9.92	$10.02	$10.02

Total Return	2.33	%(B)	9.69%	9.16%	(1.53%)	(0.26%)	5.96%	2.92	%(B)	2.43%	4.16%	0.70%	1.42%	3.67%

Net Assets, End of Period (thousands)	$6,478,069		$5,622,483	$4,887,736	$4,491,326	$4,359,301	$3,514,067	$1,476,833		$1,393,554	$1,484,797	$1,441,718	$1,130,418	$914,956
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%	0.22	%(C)	0.23%	0.24%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%	0.22	%(C)	0.23%	0.24%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.21	%(C)	1.49%	2.13%	3.01%	2.14%	1.35%	1.15	%(C)	1.68%	1.98%	1.78%	1.72%	1.68%
Portfolio Turnover Rate	0	%(B)	15%	28%	24%	16%	19%	33	%(B)	44%	42%	39%	35%	62%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

268

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio		DFA Municipal Real Return Portfolio
	Period Apr 26, 2021 to Apr 30, 2021		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period.	$10.00		$10.21		$9.99	$9.71	$9.94	$9.93	$9.72

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.06		0.15	0.16	0.15	0.13	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)		0.36		0.22	0.28	(0.23)	0.01	0.21

Total from Investment Operations	(0.03)		0.42		0.37	0.44	(0.08)	0.14	0.33

Less Distributions:
Net Investment Income	—		(0.06)		(0.15)	(0.16)	(0.15)	(0.13)	(0.12)

Total Distributions	—		(0.06)		(0.15)	(0.16)	(0.15)	(0.13)	(0.12)

Net Asset Value, End of Period	$9.97		$10.57		$10.21	$9.99	$9.71	$9.94	$9.93

Total Return	(0.30	%)(B)	4.14	%(B)	3.77%	4.56%	(0.86%)	1.42%	3.40%

Net Assets, End of Period (thousands)	$136,157		$964,754		$856,386	$884,142	$865,710	$716,821	$473,985
Ratio of Expenses to Average Net Assets	0.30	%(C)(E)	0.24	%(C)	0.24%	0.23%	0.23%	0.23%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly)	0.32	%(C)(E)	0.24	%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.29	%(C)(E)	1.21	%(C)	1.51%	1.62%	1.51%	1.34%	1.19%
Portfolio Turnover Rate	0	%(B)	5	%(B)	34%	6%	8%	4%	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

269

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Municipal Real Return Portfolio							DFA Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019	Period Nov 1, 2017 to Oct 31, 2018		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.10		$10.02		$9.80	$10.00		$10.50		$10.33	$9.96	$10.18	$10.22	$10.12

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.12		0.15	0.13		0.06		0.15	0.15	0.14	0.12	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.32		0.08		0.21	(0.22)		(0.05)		0.17	0.37	(0.23)	(0.04)	0.10

Total from Investment Operations	0.37		0.20		0.36	(0.09)		0.01		0.32	0.52	(0.09)	0.08	0.22

Less Distributions:
Net Investment Income	(0.05)		(0.12	)(0.14)		(0.11)		(0.06)		(0.15)	(0.15)	(0.13)	(0.12)	(0.12)
Return of Capital	—		(0.00	)*	—	—		—		—	—	—	—	—
Total Distributions	(0.05)		(0.12	)(0.14)		(0.11)		(0.06)		(0.15)	(0.15)	(0.13)	(0.12)	(0.12)

Net Asset Value, End of Period.	$10.42		$10.10		$10.02	$9.80		$10.45		$10.50	$10.33	$9.96	$10.18	$10.22

Total Return	3.64	%(B)	2.04%		3.73%	(0.86	%)(B)	0.10	%(B)	3.11%	5.28%	(0.84%)	0.76%	2.22%

Net Assets, End of Period (thousands)	$178,762		$156,192		$135,575	$122,368		$619,178		$527,633	$509,830	$453,447	$351,938	$220,721
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.27%		0.28%	0.30	%(C)(E)	0.23	%(C)	0.23%	0.22%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly)	0.27	%(C)	0.28%		0.29%	0.32	%(C)(E)	0.23	%(C)	0.23%	0.25%	0.24%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	0.97	%(C)	1.19%		1.46%	1.31	%(C)(E)	1.19	%(C)	1.43%	1.51%	1.38%	1.17%	1.13%
Portfolio Turnover Rate	2	%(B)	21%		12%	2	%(B)	9	%(B)	33%	13%	11%	8%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

270

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio							DFA Intermediate-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.19		$10.18	$10.10	$10.18	$10.21	$10.24	$10.58		$10.38	$9.93	$10.19	$10.25	$10.17

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		0.09	0.12	0.11	0.10	0.09	0.07		0.16	0.16	0.15	0.14	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)		0.01	0.08	(0.08)	(0.03)	(0.02)	(0.05)		0.20	0.45	(0.26)	(0.06)	0.09

Total from Investment Operations	—		0.10	0.20	0.03	0.07	0.07	0.02		0.36	0.61	(0.11)	0.08	0.23

Less Distributions:
Net Investment Income	(0.02)		(0.09)	(0.12)	(0.11)	(0.10)	(0.10)	(0.07)		(0.16)	(0.16)	(0.15)	(0.14)	(0.15)

Total Distributions	(0.02)		(0.09)	(0.12)	(0.11)	(0.10)	(0.10)	(0.07)		(0.16)	(0.16)	(0.15)	(0.14)	(0.15)

Net Asset Value, End of Period	$10.17		$10.19	$10.18	$10.10	$10.18	$10.21	$10.53		$10.58	$10.38	$9.93	$10.19	$10.25

Total Return	0.00	%(B)	1.02%	2.03%	0.28%	0.67%	0.68%	0.22	%(B)	3.47%	6.17%	(1.08%)	0.75%	2.23%

Net Assets, End of Period (thousands)	$2,538,094		$2,633,204	$2,618,249	$2,553,257	$2,531,941	$2,103,981	$2,164,773		$2,044,065	$2,069,659	$1,782,680	$1,667,648	$1,264,647
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.22%	0.23%	0.22%	0.22%	0.22%	0.22	%(C)	0.23%	0.23%	0.22%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.22%	0.23%	0.22%	0.22%	0.22%	0.22	%(C)	0.23%	0.23%	0.22%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.45	%(C)	0.88%	1.22%	1.08%	0.96%	0.92%	1.41	%(C)	1.50%	1.57%	1.51%	1.35%	1.34%
Portfolio Turnover Rate	24	%(B)	140%	90%	31%	16%	11%	4	%(B)	31%	12%	6%	4%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

271

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selective State Municipal Bond Portfolio				DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021		Period Sep 30, 2020 Ʊ to Oct 31, 2020		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period.	$9.99		$10.00		$10.29		$10.30	$10.23	$10.31	$10.33	$10.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.03		—		0.04		0.09	0.12	0.11	0.09	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06		(0.01)		(0.02)		(0.01)	0.07	(0.09)	(0.02)	(0.01)

Total from Investment Operations	0.09		(0.01)		0.02		0.08	0.19	0.02	0.07	0.08

Less Distributions:
Net Investment Income	(0.03)		(—)		(0.03)		(0.09)	(0.12)	(0.10)	(0.09)	(0.09)
Return of Capital	—		—		—		(0.00)*	—	—	—	—

Total Distributions	(0.03)		—		(0.03)		(0.09)	(0.12)	(0.10)	(0.09)	(0.09)

Net Asset Value, End of Period	$10.05		$9.99		$10.28		$10.29	$10.30	$10.23	$10.31	$10.33

Total Return	0.88	%(B)	(0.10	%)(B)	0.20	%(B)	0.82%	1.88%	0.22%	0.68%	0.79%

Net Assets, End of Period (thousands)	$202,422		$85,450		$920,557		$1,036,970	$1,228,326	$1,185,733	$1,031,539	$880,209
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23	%(C)(E)	0.22	%(C)	0.22%	0.23%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.35	%(C)	0.34	%(C)(E)	0.22	%(C)	0.22%	0.24%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.70	%(C)	0.11	%(C)(E)	0.77	%(C)	0.87%	1.19%	1.02%	0.88%	0.84%
Portfolio Turnover Rate	0	%(B)	0	%(B)	9	%(B)	83%	97%	39%	19%	20%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

272

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio							DFA NY Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$10.85		$10.72	$10.33	$10.58	$10.62	$10.56	$10.29		$10.26	$10.10	$10.24	$10.25	$10.14

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.15	0.16	0.15	0.14	0.15	0.05		0.11	0.14	0.12	0.11	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)		0.13	0.38	(0.25)	(0.04)	0.07	(0.02)		0.03	0.15	(0.14)	(0.01)	0.12

Total from Investment Operations	0.02		0.28	0.54	(0.10)	0.10	0.22	0.03		0.14	0.29	(0.02)	0.10	0.23
Less Distributions:
Net Investment Income	(0.06)		(0.15)	(0.15)	(0.15)	(0.14)	(0.16)	(0.05)		(0.11)	(0.13)	(0.12)	(0.11)	(0.12)
Return of Capital	—		(0.00)*	—	—	—	—	—		—	—	—	—	—

Total Distributions	(0.06)		(0.15)	(0.15)	(0.15)	(0.14)	(0.16)	(0.05)		(0.11)	(0.13)	(0.12)	(0.11)	(0.12)

Net Asset Value, End of Period	$10.81		$10.85	$10.72	$10.33	$10.58	$10.62	$10.27		$10.29	$10.26	$10.10	$10.24	$10.25

Total Return	0.17	%(B)	2.66%	5.30%	(0.96%)	0.97%	2.10%	0.25	%(B)	1.39%	2.92%	(0.20%)	0.94%	2.29%

Net Assets, End of Period (thousands)	$628,157		$568,867	$519,431	$435,549	$347,302	$255,893	$109,210		$110,128	$121,169	$100,432	$91,204	$57,581
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.22%	0.23%	0.23%	0.23%	0.25	%(C)	0.24%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly)	0.23	%(C)	0.23%	0.24%	0.23%	0.23%	0.23%	0.28	%(C)	0.28%	0.29%	0.25%	0.25%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.17	%(C)	1.38%	1.47%	1.45%	1.36%	1.42%	0.89	%(C)	1.07%	1.32%	1.20%	1.06%	1.10%
Portfolio Turnover Rate	1	%(B)	33%	19%	7%	7%	4%	20	%(B)	91%	40%	27%	15%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

273

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

								DFA Oregon
								Municipal
	DFA MN Municipal Bond Portfolio							Bond Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jul 25, 2017 Ʊ to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Period Sep 10, 2019 Ʊ to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.15		$10.05	$9.73	$9.95	$10.00		$10.21		$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.11	0.11	0.11	0.02		0.04		0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)		0.10	0.32	(0.22)	(0.05)		(0.04)		0.21	(0.01)

Total from Investment Operations	—		0.21	0.43	(0.11)	(0.03)		—		0.30	—
Less Distributions:
Net Investment Income	(0.04)		(0.11)	(0.11)	(0.11)	(0.02)		(0.02)		(0.09)	(—)
Net Realized Gains	(0.05)		—	—	—	—		—		—	—
Return of Capital	—		—	—	—	—		—		(0.00)*	—

Total Distributions	(0.09)		(0.11)	(0.11)	(0.11)	(0.02)		(0.02)		(0.09)	—

Net Asset Value, End of Period.	$10.06		$10.15	$10.05	$9.73	$9.95		$10.19		$10.21	$10.00

Total Return	0.05	%(B)	2.13%	4.47%	(1.16%)	(0.28	%)(B)	0.04	%(B)	3.03%	0.05	%(B)

Net Assets, End of Period (thousands)	$40,939		$38,103	$74,139	$66,318	$61,259		$48,433		$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.30%	0.30%	0.32%	0.24	%(C)(E)	0.32	%(C)	0.29%	0.32	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.41	%(C)	0.37%	0.38%	0.38%	0.37	%(C)(E)	0.41	%(C)	0.87%	0.65	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	0.93	%(C)	1.05%	1.14%	1.09%	0.96	%(C)(E)	0.76	%(C)	0.87%	0.47	%(C)(E)
Portfolio Turnover Rate	14	%(B)	27%	14%	14%	N/A	(B)	3	%(B)	11%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

274

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which twenty-eight (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2021, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/21
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	11%
	DFA Intermediate Government Fixed Income Portfolio	18%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

275

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS

276

is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA’s are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

277

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.14%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.22%
DFA World ex U.S. Government Fixed Income Portfolio	0.17%
DFA Short-Term Government Portfolio	0.16%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.19%
DFA Intermediate-Term Extended Quality Portfolio	0.19%
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.24%
DFA Investment Grade Portfolio	0.19%
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.24%
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.18%
DFA Short-Term Municipal Bond Portfolio	0.18%
DFA Intermediate-Term Municipal Bond Portfolio	0.18%
DFA Selective State Municipal Bond Portfolio	0.20%
DFA California Short-Term Municipal Bond Portfolio	0.18%
DFA California Intermediate-Term Municipal Bond Portfolio	0.18%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the DFA Global Core Plus Real Return Portfolio will remain in effect through February 28, 2023, while the Fee Waiver Agreements for each of the other Portfolios will remain in effect through February 28, 2022. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor

278

retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$19	$82	$653
DFA Short-Term Government Portfolio (2)	0.20%	—	9	9
DFA Short-Term Extended Quality Portfolio (1)	0.22%	74	141	1,676
DFA Intermediate-Term Extended Quality Portfolio (1)	0.22%	19	40	363
DFA Targeted Credit Portfolio (1)	0.20%	15	112	729
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	—	—	—
DFA Investment Grade Portfolio (4)	0.22%	268	270	1,566
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	951	3,982
DFA LTIP Portfolio (1)	0.15%	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5) .	0.24%	—	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.30%	—	—	—
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (3)	0.30%	—	—	—
DFA Municipal Bond Portfolio (1)	0.23%	51	28	136
DFA Short-Term Municipal Bond Portfolio (2)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	7	—	—
DFA Selective State Municipal Bond Portfolio (1)	0.23%	10	87	90
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	37	5	36
DFA NY Municipal Bond Portfolio (1)	0.25%	4	20	106
DFA MN Municipal Bond Portfolio (1)	0.32%	1	19	108
DFA Oregon Municipal Bond Portfolio (1)	0.32%	21	21	188

279

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$90
DFA Five-Year Global Fixed Income Portfolio	258
DFA World ex U.S. Government Fixed Income Portfolio	44

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$356
DFA Two-Year Global Fixed Income Portfolio	282
DFA Selectively Hedged Global Fixed Income Portfolio	33
DFA Five-Year Global Fixed Income Portfolio	364

280

DFA World ex U.S. Government Fixed Income Portfolio	$23
DFA Short-Term Government Portfolio	78
DFA Intermediate Government Fixed Income Portfolio	146
DFA Short-Term Extended Quality Portfolio	126
DFA Intermediate-Term Extended Quality Portfolio	40
DFA Targeted Credit Portfolio	10
DFA Global Core Plus Fixed Income Portfolio	18
DFA Investment Grade Portfolio	159
DFA Diversified Fixed Income Portfolio	15
DFA LTIP Portfolio	3
DFA Inflation-Protected Securities Portfolio	120
DFA Short-Duration Real Return Portfolio	21
DFA Global Core Plus Real Return Portfolio	—
DFA Municipal Real Return Portfolio	11
DFA California Municipal Real Return Portfolio	1
DFA Municipal Bond Portfolio	6
DFA Short-Term Municipal Bond Portfolio	83
DFA Intermediate-Term Municipal Bond Portfolio	30
DFA Selective State Municipal Bond Portfolio	1
DFA California Short-Term Municipal Bond Portfolio	26
DFA California Intermediate-Term Municipal Bond Portfolio	8
DFA NY Municipal Bond Portfolio	1
DFA MN Municipal Bond Portfolio	1
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$322,064	$730,036	$288,088	$342,660
DFA Two-Year Global Fixed Income Portfolio	308,400	162,669	986,362	1,184,247
DFA Selectively Hedged Global Fixed Income Portfolio	91,218	112,576	367,111	277,958
DFA Five-Year Global Fixed Income Portfolio	3,333,478	263,618	3,861,413	6,190,987
DFA World ex U.S. Government Fixed Income Portfolio	90,652	103,224	377,326	271,435
DFA Short-Term Government Portfolio	1,349,987	555,204	—	—
DFA Intermediate Government Fixed Income Portfolio	1,093,275	685,653	—	—
DFA Short-Term Extended Quality Portfolio	952,891	562,687	1,481,661	1,103,988
DFA Intermediate-Term Extended Quality Portfolio	27,533	30,901	375,065	162,703
DFA Targeted Credit Portfolio	23,574	15,663	189,707	154,707

281

	U.S. Government Securities		Other Investment Securities

	Purchases	Sales	Purchases	Sales
DFA Global Core Plus Fixed Income Portfolio	$3,738	$82	$538,793	$140,294
DFA Investment Grade Portfolio	1,947,095	122,576	812,400	774,615
DFA Diversified Fixed Income Portfolio	114,250	30,078	253,906	—
DFA LTIP Portfolio	148,272	109,517	—	—
DFA Inflation-Protected Securities Portfolio	703,736	—	—	—
DFA Short-Duration Real Return Portfolio	167,956	211,620	311,827	234,235
DFA Global Core Plus Real Return Portfolio	6,965	—	126,774	—
DFA Municipal Real Return Portfolio	—	—	124,654	42,288
DFA California Municipal Real Return Portfolio	—	—	19,323	3,254
DFA Municipal Bond Portfolio	—	—	146,518	51,524
DFA Short-Term Municipal Bond Portfolio	—	—	636,282	456,552
DFA Intermediate-Term Municipal Bond Portfolio	—	—	219,794	73,805
DFA Selective State Municipal Bond Portfolio	—	—	114,383	204
DFA California Short-Term Municipal Bond Portfolio	—	—	78,133	149,066
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	76,376	5,730
DFA NY Municipal Bond Portfolio	—	—	24,469	18,385
DFA MN Municipal Bond Portfolio	—	—	7,373	5,187
DFA Oregon Municipal Bond Portfolio	—	—	10,977	1,100

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$25,523	$599,891	$616,715	—	—	$8,699	752	$12	—

Total	$25,523	$599,891	$616,715	—	—	$8,699	752	$12	—

282

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$559	$251,854$	252,276	—	—	$137	12	$9	—

Total	$559	$251,854$	252,276	—	—	$137	12	$9	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$3,284	$74,859$	77,042	—	—	$1,101	95	$3	—

Total	$3,284	$74,859$	77,042	—	—	$1,101	95	$3	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$5,141	$1,308,092$	424,874	—	—	$888,359	76,781	$49	—

Total	$5,141	$1,308,092$	424,874	—	—	$888,359	76,781	$49	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$16,175	$393,132$	244,669	$(1)	—	$164,637	14,230	$20	—

Total	$16,175	$393,132$	244,669	$(1)	—	$164,637	14,230	$20	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$60,338	$162,784$	193,365	—	$(4)	$29,753	2,572	$23	—

Total	$60,338	$162,784$	193,365	—	$(4)	$29,753	2,572	$23	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$21,469	$37,410$	48,449	$(1)	—	$10,429	901	$6	—

Total	$21,469	$37,410$	48,449	$(1)	—	$10,429	901	$6	—

DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$41,025	$116,723$	107,463	$(2)	$(3)	$50,280	4,346	—	—

Total	$41,025	$116,723$	107,463	$(2)	$(3)	$50,280	4,346	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$400,297	$1,725,550	$1,409,179	$(25)	$(30)	$716,613	61,937	$265	—

Total	$400,297	$1,725,550	$1,409,179	$(25)	$(30)	$716,613	61,937	$265	—

283

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income	$761,005	$253,907	—	—	$(56,426)	$958,486	74,648	$4,974	$19,554
DFA Two-Year Global Fixed Income	455,234	121,451	—	—	(2,361)	574,324	57,721	2,726	—
The DFA Short Term Investment Fund	2	631,008	$479,667	$(6)	—	151,337	13,080	—	—

Total	$1,216,241	$1,006,366	$479,667	$(6)	$(58,787)	$1,684,147	145,449	$7,700	$19,554

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$79,380	$129,229	$197,551	$(6)	$5	$11,057	956	$11	—

Total	$79,380	$129,229	$197,551	$(6)	$5	$11,057	956	$11	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
DFA One-Year Fixed Income Portfolio
2019	$170,989	—	—	$170,989
2020	68,850	—	—	68,850
DFA Two-Year Global Fixed Income Portfolio
2019	141,446	—	—	141,446
2020	87,479	—	—	87,479
DFA Selectively Hedged Global Fixed Income Portfolio
2019	37,788	—	—	37,788
2020	30,567	—	—	30,567

284

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
DFA Five-Year Global Fixed Income Portfolio
2019	$619,058	—	—	$619,058
2020	335,646	—	—	335,646
DFA World ex U.S. Government Fixed Income Portfolio
2019	79,500	$4,329	—	83,829
2020	48,102	12,935	—	61,037
DFA Short-Term Government Portfolio
2019	44,098	—	—	44,098
2020	16,913	—	—	16,913
DFA Intermediate Government Fixed Income Portfolio
2019	116,094	—	—	116,094
2020	106,230	—	—	106,230
DFA Short-Term Extended Quality Portfolio
2019	142,314	—	—	142,314
2020	125,151	—	—	125,151
DFA Intermediate-Term Extended Quality Portfolio
2019	55,145	—	—	55,145
2020	53,409	—	—	53,409
DFA Targeted Credit Portfolio
2019	16,395	—	—	16,395
2020	18,526	72	—	18,598
DFA Global Core Plus Fixed Income Portfolio
2019	35,318	—	—	35,318
2020	27,050	—	—	27,050
DFA Investment Grade Portfolio
2019	241,381	—	—	241,381
2020	229,667	—	—	229,667
DFA Diversified Fixed Income Portfolio
2019	20,185	19	—	20,204
2020	18,821	—	—	18,821
DFA LTIP Portfolio
2019	4,624	829	—	5,453
2020	3,208	—	—	3,208
DFA Inflation-Protected Securities Portfolio
2019	96,788	—	—	96,788
2020	53,806	3,626	—	57,432
DFA Short-Duration Real Return Portfolio
2019	38,949	—	—	38,949
2020	37,128	—	—	37,128
DFA Municipal Real Return Portfolio
2019	—	—	$14,027	14,027
2020	—	—	12,801	12,801
DFA California Municipal Real Return Portfolio
2019	—	—	1,907	1,907

285

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
2020	—	—	$1,824	$1,824
DFA Municipal Bond Portfolio
2019	—	—	7,271	7,271
2020	—	—	7,369	7,369
DFA Short-Term Municipal Bond Portfolio
2019	—	—	32,120	32,120
2020	—	—	23,645	23,645
DFA Intermediate-Term Municipal Bond Portfolio
2019	—	—	30,101	30,101
2020	—	—	30,959	30,959
DFA Selective State Municipal Bond Portfolio
2020	—	—	2	2
DFA California Short-Term Municipal Bond Portfolio
2019	—	—	14,735	14,735
2020	—	—	10,276	10,276
DFA California Intermediate-Term Municipal Bond
Portfolio
2019	—	—	7,150	7,150
2020	—	—	7,660	7,660
DFA NY Municipal Bond Portfolio
2019	—	—	1,493	1,493
2020	—	—	1,253	1,253
DFA MN Municipal Bond Portfolio
2019	—	—	796	796
2020	—	—	730	730
DFA Oregon Municipal Bond Portfolio
2019	—	—	11	11
2020	—	—	289	289

*

Totals do not include distributions from return of capital during the year ended October 31, 2019, of $0, $0, $0 and $0, and during the year ended October 31, 2020, of $44, $234, $69 and $9, for the DFA California Municipal Real Return Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio, respectively.

The DFA Selective State Municipal Bond Portfolio commenced operations on September 30, 2020, and did not pay any distributions for the year ended October 31, 2019.

The DFA Global Core Plus Real Return Portfolio commenced operations on April 26, 2021, and did not pay any distributions for the years ended October 31, 2019 and October 31, 2020.

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(89)	—	$(89)
DFA Two-Year Global Fixed Income Portfolio	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio	—	—	—
DFA Short-Term Government Portfolio	—	—	—
DFA Intermediate Government Fixed Income Portfolio	(11,746)	$(18,561)	(30,307)
DFA Short-Term Extended Quality Portfolio	(95)	—	(95)
DFA Intermediate-Term Extended Quality Portfolio	(1,298)	(1,943)	(3,241)
DFA Targeted Credit Portfolio	(185)	—	(185)
DFA Global Core Plus Fixed Income Portfolio	(4,189)	—	(4,189)
DFA Investment Grade Portfolio	(11,697)	—	(11,697)
DFA Diversified Fixed Income Portfolio	(178)	—	(178)
DFA LTIP Portfolio	(482)	(3,793)	(4,275)
DFA Inflation-Protected Securities Portfolio	(7,204)	—	(7,204)
DFA Short-Duration Real Return Portfolio	(992)	—	(992)
DFA Municipal Real Return Portfolio	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—
DFA Municipal Bond Portfolio	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$1,042	—	$(11,659)	$1,318	$(9,299)
DFA Two-Year Global Fixed Income Portfolio	29,899	—	(19,373)	6,626	17,152
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	(77,522)	22,966	(54,556)
DFA Five-Year Global Fixed Income Portfolio	—	—	(113,708)	103,597	(10,111)

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA World ex U.S. Government Fixed Income Portfolio	$16,896	$10,937	—	$84,343	$112,176
DFA Short-Term Government Portfolio	—	—	$(24,386)	663	(23,723)
DFA Intermediate Government Fixed Income Portfolio	14,199	130,969	—	370,770	515,938
DFA Short-Term Extended Quality Portfolio	2,246	—	(17,837)	82,037	66,446
DFA Intermediate-Term Extended Quality Portfolio	—	15,928	—	133,602	149,530
DFA Targeted Credit Portfolio	3,449	—	(4,757)	12,865	11,557
DFA Global Core Plus Fixed Income Portfolio	33,389	2,629	—	93,340	129,358
DFA Investment Grade Portfolio	40,132	—	—	848,886	889,018
DFA Diversified Fixed Income Portfolio	1,297	1,453	—	63,507	66,257
DFA LTIP Portfolio	1,283	15,345	—	41,662	58,290
DFA Inflation-Protected Securities Portfolio	17,135	18,151	—	511,342	546,628
DFA Short-Duration Real Return Portfolio	8,349	—	(28,375)	15,877	(4,149)
DFA Municipal Real Return Portfolio	—	—	(6,669)	29,567	22,898
DFA California Municipal Real Return Portfolio	—	—	(2,452)	3,140	688
DFA Municipal Bond Portfolio	—	—	(464)	17,416	16,952
DFA Short-Term Municipal Bond Portfolio	—	—	(298)	6,713	6,415
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(1,277)	91,814	90,537
DFA Selective State Municipal Bond Portfolio	—	—	—	(104)	(104)
DFA California Short-Term Municipal Bond Portfolio	—	—	(1,839)	5,221	3,382
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(391)	20,327	19,936
DFA NY Municipal Bond Portfolio	—	—	(138)	1,324	1,186
DFA MN Municipal Bond Portfolio	15	337	—	884	1,236
DFA Oregon Municipal Bond Portfolio	—	—	(105)	723	618

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

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	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$11,659	$11,659
DFA Two-Year Global Fixed Income Portfolio	19,373	19,373
DFA Selectively Hedged Global Fixed Income Portfolio	77,522	77,522
DFA Five-Year Global Fixed Income Portfolio	113,708	113,708
DFA World ex U.S. Government Fixed Income Portfolio	—	—
DFA Short-Term Government Portfolio	24,386	24,386
DFA Intermediate Government Fixed Income Portfolio	—	—
DFA Short-Term Extended Quality Portfolio	17,837	17,837
DFA Intermediate-Term Extended Quality Portfolio	—	—
DFA Targeted Credit Portfolio	4,757	4,757
DFA Global Core Plus Fixed Income Portfolio	—	—
DFA Investment Grade Portfolio	—	—
DFA Diversified Fixed Income Portfolio	—	—
DFA LTIP Portfolio	—	—
DFA Inflation-Protected Securities Portfolio	—	—
DFA Short-Duration Real Return Portfolio	28,375	28,375
DFA Municipal Real Return Portfolio	6,669	6,669
DFA California Municipal Real Return Portfolio	2,452	2,452
DFA Municipal Bond Portfolio	464	464
DFA Short-Term Municipal Bond Portfolio	298	298
DFA Intermediate-Term Municipal Bond Portfolio	1,277	1,277
DFA Selective State Municipal Bond Portfolio	—	—
DFA California Short-Term Municipal Bond Portfolio	1,839	1,839
DFA California Intermediate-Term Municipal Bond Portfolio	391	391
DFA NY Municipal Bond Portfolio	138	138
DFA MN Municipal Bond Portfolio	—	—
DFA Oregon Municipal Bond Portfolio	105	105

During the year ended October 31, 2020, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$930
DFA Two-Year Global Fixed Income Portfolio	2,709
DFA Five-Year Global Fixed Income Portfolio	32,257
DFA Short-Term Government Portfolio	543
DFA Intermediate Government Fixed Income Portfolio	22,991
DFA Intermediate-Term Extended Quality Portfolio	13,399
DFA Global Core Plus Fixed Income Portfolio	2,784
DFA Investment Grade Portfolio	59,642
DFA Diversified Fixed Income Portfolio	478
DFA LTIP Portfolio	1,188
DFA MN Municipal Bond Portfolio	43

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As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$6,630,247	$1,207	$(64)	$1,143
DFA Two-Year Global Fixed Income Portfolio	5,532,810	153,756	(42,103)	111,653
DFA Selectively Hedged Global Fixed Income Portfolio	1,162,805	41,942	(7,066)	34,876
DFA Five-Year Global Fixed Income Portfolio	13,768,809	435,026	(97,291)	337,735
DFA World ex U.S. Government Fixed Income Portfolio	1,689,418	103,233	(28,800)	74,433
DFA Short-Term Government Portfolio	1,796,358	505	(9,727)	(9,222)
DFA Intermediate Government Fixed Income Portfolio	5,837,753	210,210	(120,269)	89,941
DFA Short-Term Extended Quality Portfolio	7,039,645	147,759	(28,201)	119,558
DFA Intermediate-Term Extended Quality Portfolio	2,221,191	94,995	(35,809)	59,186
DFA Targeted Credit Portfolio	836,498	27,782	(2,974)	24,808
DFA Global Core Plus Fixed Income Portfolio	2,690,949	129,346	(33,689)	95,657
DFA Investment Grade Portfolio	12,745,443	590,826	(110,988)	479,838
DFA Diversified Fixed Income Portfolio	2,062,117	16,985	(5,870)	11,115
DFA LTIP Portfolio	296,692	23,247	(8,155)	15,092
DFA Inflation-Protected Securities Portfolio	5,875,792	590,908	(788)	590,120
DFA Short-Duration Real Return Portfolio	1,405,862	41,081	(5,546)	35,535
DFA Global Core Plus Real Return Portfolio	133,736	457	(762)	(305)
DFA Municipal Real Return Portfolio	887,421	37,116	(56)	37,060
DFA California Municipal Real Return Portfolio	165,343	5,134	(12)	5,122
DFA Municipal Bond Portfolio	594,420	15,560	(755)	14,805
DFA Short-Term Municipal Bond Portfolio	2,494,541	3,609	(816)	2,793
DFA Intermediate-Term Municipal Bond Portfolio	2,050,296	82,574	(1,281)	81,293
DFA Selective State Municipal Bond Portfolio	196,505	903	(404)	499
DFA California Short-Term Municipal Bond Portfolio	906,365	3,810	(90)	3,720
DFA California Intermediate-Term Municipal Bond Portfolio	601,156	18,498	(376)	18,122
DFA NY Municipal Bond Portfolio	105,740	1,058	(9)	1,049
DFA MN Municipal Bond Portfolio	39,540	730	(9)	721
DFA Oregon Municipal Bond Portfolio	46,724	656	(28)	628

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real

291

interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$3,822,963	$—
DFA Selectively Hedged Global Fixed Income Portfolio	688,940	—
DFA Five-Year Global Fixed Income Portfolio	13,027,974	—

292

	Forward Currency Contracts*	Swap Contracts**
DFA World ex U.S. Government Fixed Income Portfolio	$1,952,761	$—
DFA Short-Term Extended Quality Portfolio	2,152,972	—
DFA Targeted Credit Portfolio	313,665	—
DFA Global Core Plus Fixed Income Portfolio	1,341,936	—
DFA Investment Grade Portfolio	312,738	—
DFA Short-Duration Real Return Portfolio	465,845	1,420,571
DFA Global Core Plus Real Return Portfolio	9,246	19,143
DFA Municipal Real Return Portfolio	—	893,286
DFA California Municipal Real Return Portfolio	—	166,000

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of agreements

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$6,015	$6,015	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,574	1,574	—
DFA Five-Year Global Fixed Income Portfolio	37,000	37,000	—
DFA World ex U.S. Government Fixed Income Portfolio	3,054	3,054	—
DFA Short-Term Extended Quality Portfolio	4,875	4,875	—
DFA Targeted Credit Portfolio	235	235	—
DFA Global Core Plus Fixed Income Portfolio	1,834	1,834	—
DFA Investment Grade Portfolio	317	317	—
DFA Short-Duration Real Return Portfolio	29,490	399	$29,091
DFA Global Core Plus Real Return Portfolio	342	310	32
DFA Municipal Real Return Portfolio	23,079	—	23,079
DFA California Municipal Real Return Portfolio	3,339	—	3,339

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(40,015)	$(40,015)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(5,182)	(5,182)	—
DFA Five-Year Global Fixed Income Portfolio	(92,432)	(92,432)	—
DFA World ex U.S. Government Fixed Income Portfolio	(11,819)	(11,819)	—
DFA Short-Term Extended Quality Portfolio	(19,423)	(19,423)	—
DFA Targeted Credit Portfolio	(2,200)	(2,200)	—
DFA Global Core Plus Fixed Income Portfolio	(14,083)	(14,083)	—
DFA Investment Grade Portfolio	(308)	(308)	—
DFA Short-Duration Real Return Portfolio	(5,229)	(4,608)	$(621)

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	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Global Core Plus Real Return Portfolio	$(235)	$(122)	$(113)
DFA Municipal Real Return Portfolio	(39)	—	(39)
DFA California Municipal Real Return Portfolio	(82)	—	(82)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(119,920)	$(119,920)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(14,335)	(14,335)	—
DFA Five-Year Global Fixed Income Portfolio	(394,475)	(394,475)	—
DFA World ex U.S. Government Fixed Income Portfolio	(54,068)	(54,068)	—
DFA Short-Term Extended Quality Portfolio	(40,943)	(40,943)	—
DFA Targeted Credit Portfolio	(4,886)	(4,886)	—
DFA Global Core Plus Fixed Income Portfolio	(33,975)	(33,975)	—
DFA Investment Grade Portfolio	(4,736)	(4,736)	—
DFA Short-Duration Real Return Portfolio	(16,700)	(15,488)	$(1,212)
DFA Municipal Real Return Portfolio	792	—	792

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(64,670)	$(64,670)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(9,368)	(9,368)	—
DFA Five-Year Global Fixed Income Portfolio	(143,488)	(143,488)	—
DFA World ex U.S. Government Fixed Income Portfolio	(27,625)	(27,625)	—
DFA Short-Term Extended Quality Portfolio	(36,149)	(36,149)	—
DFA Targeted Credit Portfolio	(4,498)	(4,498)	—
DFA Global Core Plus Fixed Income Portfolio	(22,799)	(22,799)	—
DFA Investment Grade Portfolio	(4,055)	(4,055)	—
DFA Short-Duration Real Return Portfolio	31,416	(6,151)	$37,567
DFA Global Core Plus Real Return Portfolio	107	188	(81)

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Municipal Real Return Portfolio	$34,141	—	$34,141
DFA California Municipal Real Return Portfolio	5,809	—	5,809

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

295

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2021 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Two-Year Global Fixed Income Portfolio
Bank of America Corp.	$589	$589	$(589)	—	—	$15,530	$15,530	$(589)	—	$14,941
Citibank, N.A.	902	902	(902)	—	—	10,231	10,231	(902)	—	9,329
HSBC Bank	—	—	—	—	—	820	820	—	—	820
ANZ Securities	—	—	—	—	—	708	708	—	—	708
Morgan Stanley and Co. International	18	18	(18)	—	—	2,231	2,231	(18)	—	2,213
State Street Bank and Trust	2,681	2,681	(2,681)	—	—	10,147	10,147	(2,681)	—	7,466
UBS AG	943	943	—	—	$943	—	—	—	—	—
Barclays Capital	241	241	—	—	241	—	—	—	—	—
JP Morgan	530	530	(347)	—	183	347	347	(347)	—	—
Royal Bank of Canada	110	110	—	—	110	—	—	—	—	—

Total	$6,014	$6,014	$(4,537)	—	$1,477	$40,014	$40,014	$(4,537)	—	$35,477

DFA Selectively Hedged Global Fixed Income Portfolio
Citibank, N.A.	—	—	—	—	—	$1,287	$1,287	—	—	$1,287
State Street Bank and Trust	$114	$114	$(114)	—	—	3,739	3,739	$(114)	—	3,625
Bank of America Corp.	117	117	—	—	$117	—	—	—	—	—
Goldman Sachs International	658	658	—	—	658	—	—	—	—	—
UBS AG	684	684	—	—	684	—	—	—	—	—
HSBC Bank	—	—	—	—	—	155	155	—	—	155

Total	$1,573	$1,573	$(114)	—	$1,459	$5,181	$5,181	$(114)	—	$5,067

DFA Five-Year Global Fixed Income Portfolio
Bank of America Corp.	$4,836	$4,836	$(4,836)	—	—	$24,429	$24,429	$(4,836)	—	$19,593
State Street Bank and Trust	14,227	14,227	(14,227)	—	—	33,143	33,143	(14,227)	—	18,916
Citibank, N.A.	5,518	5,518	(5,518)	—	—	8,003	8,003	(5,518)	—	2,485
UBS AG	1,315	1,315	(1,315)	—	—	6,712	6,712	(1,315)	—	5,397
JP Morgan	1,992	1,992	(1,742)	—	$250	1,742	1,742	(1,742)	—	—
HSBC Bank	1,787	1,787	(1,787)	—	—	3,197	3,197	(1,787)	—	1,410
Barclays Capital	6,637	6,637	(6,637)	—	—	11,132	11,132	(6,637)	—	4,495
Mellon Bank	688	688	(688)	—	—	2,645	2,645	(688)	—	1,957
Morgan Stanley and Co. International	—	—	—	—	—	297	297	—	—	297
Goldman Sachs International	—	—	—	—	—	684	684	—	—	684
Royal Bank of Canada	—	—	—	—	—	447	447	—	—	447
ANZ Securities	—	—	—	—	—	—	—	—	—	—

Total	$37,000	$37,000	$(36,750)	—	$250	$92,431	$92,431	$(36,750)	—	$55,681

DFA World ex U.S. Government Fixed Income Portfolio
Bank of America Corp.	$492	$492	$(492)	—	—	$4,999	$4,999	$(492)	—	$4,507
State Street Bank and Trust	1,115	1,115	(1,115)	—	—	5,734	5,734	(1,115)	—	4,619
UBS AG	337	337	(337)	—	—	1,061	1,061	(337)	—	724
ANZ Securities	33	33	(6)	—	$27	6	6	(6)	—	—
Citibank, N.A.	1,077	1,077	(19)	—	1,058	19	19	(19)	—	—

Total	$3,054	$3,054	$(1,969)	—	$1,085	$11,819	$11,819	$(1,969)	—	$9,850

296

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Short-Term Extended Quality Portfolio
Citibank, N.A.	$1,060	$1,060	—	—	$1,060	—	—	—	—	—
Bank of America Corp.	197	197	$(197)	—	—	$6,703	$6,703	$(197)	—	$6,506
State Street Bank and Trust	2,780	2,780	(2,780)	—	—	8,590	8,590	(2,780)	—	5,810
UBS AG	—	—	—	—	—	3,260	3,260	—	—	3,260
HSBC Bank	437	437	(437)	—	—	480	480	(437)	—	43
JP Morgan	400	400	(368)	—	32	368	368	(368)	—	—
ANZ Securities	—	—	—	—	—	21	21	—	—	21

Total	$4,874	$4,874	$(3,782)	—	$1,092	$19,422	$19,422	$(3,782)	—	$15,640

DFA Targeted Credit Portfolio
Citibank, N.A.	$11	$11	$(11)	—	—	$798	$798	$(11)	—	$787
State Street Bank and Trust	224	224	(224)	—	—	1,402	1,402	(224)	—	1,178

Total	$235	$235	$(235)	—	—	$2,200	$2,200	$(235)	—	$1,965

DFA Global Core Plus Fixed Income Portfolio
Citibank, N.A.	$488	$488	$(488)	—	—	$4,493	$4,493	$(488)	—	$4,005
State Street Bank and Trust	1,346	1,346	(1,346)	—	—	9,339	9,339	(1,346)	—	7,993
ANZ Securities	—	—	—	—	—	211	211	—	—	211
Goldman Sachs International	—	—	—	—	—	40	40	—	—	40

Total	$1,834	$1,834	$(1,834)	—	—	$14,083	$14,083	$(1,834)	—	$12,249

DFA Investment Grade Portfolio
UBS AG	$70	$70	—	—	$70	—	—	—	—	—
Barclays Capital	135	135	—	—	135	—	—	—	—	—
Bank of America Corp.	104	104	—	—	104	—	—	—	—	—
State Street Bank and Trust	—	—	—	—	—	$89	$89	—	—	$89
Mellon Bank	—	—	—	—	—	219	219	—	—	219
Citibank, N.A.	88		—	—	8	—	—	—	—	—

Total	$317	$317	—	—	$317	$308	$308	—	—	$308

DFA Short-Duration Real Return Portfolio
Bank of America Corp.	$7,719	$7,719	$(74)	—	$7,645	$74	$74	$(74)	—	—
Citibank, N.A.	12,371	12,371	(2,601)	—	9,770	2,601	2,601	(2,601)	—	—
Deutsche Bank AG	9,152	9,152	(283)	—	8,869	283	283	(283)	—	—
Barclays Capital	—	—	—	—	—	2,181	2,181	—	—	$2,181
Bank of New York Mellon Corp.	160	160	—	—	160	—	—	—	—	—
ANZ Securities	88	88	(88)	—	—	90	90	(88)	—	2

Total	$29,490	$29,490	$(3,046)	—	$26,444	$5,229	$5,229	$(3,046)	—	$2,183

DFA Global Core Plus Real Return Portfolio
Citibank, N.A.	$284	$284	$(143)	—	$141	$143	$143	$(143)	—	—
State Street Bank and Trust	26	26	—	—	26	—	—	—	—	—
Bank of America Corp.	32	32	(32)	—	—	91	91	(32)	—	$59

Total	$342	$342	$(175)	—	$167	$234	$234	$(175)	—	$59

297

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Municipal Real Return Portfolio
Citibank, N.A.	$14,139	$14,139	$(30)	—	$14,109	$30	$30	$(30)	—	—
Bank of America Corp.	8,940	8,940	(9)	—	8,931	9	9	(9)	—	—

Total	$23,079	$23,079	$(39)	—	$23,040	$39	$39	$(39)	—	—

DFA California Municipal Real Return Portfolio
Citibank, N.A.	$1,677	$1,677	$(76)	—	$1,601	$76	$76	$(76)	—	—
Bank of America Corp.	1,601	1,601	(6)	—	1,595	6	6	(6)	—	—
Merrill Lynch Capital Services, Inc.	60	60	—	—	60	—	—	—	—	—

Total	$3,338	$3,338	$(82)	—	$3,256	$82	$82	$(82)	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2021.

298

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

299

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$8,681	—	—	—	$8,681
Securities Lending Transactions
DFA Two-Year Global Fixed Income Portfolio
Bonds	$126	—	—	—	$126
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	1,100	—	—	—	1,100
DFA Five-Year Global Fixed Income Portfolio
Bonds	888,359	—	—	—	888,359
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	164,615	—	—	—	164,615
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	29,789	—	—	—	29,789
DFA Targeted Credit Portfolio
Bonds	10,432	—	—	—	10,432
DFA Global Core Plus Fixed Income Portfolio
Bonds	50,297	—	—	—	50,297
DFA Investment Grade Portfolio
Agency Obligations, Bonds	716,849	—	—	—	716,849
DFA Diversified Fixed Income Portfolio
U.S. Treasury Obligations	151,337	—	—	—	151,337
DFA Short-Duration Real Return Portfolio
Bonds	11,055	—	—	—	11,055

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

300

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

M. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA One-Year Fixed Income Portfolio	5	74%
DFA Two-Year Global Fixed Income Portfolio	6	87%
DFA Selectively Hedged Global Fixed Income Portfolio	3	86%
DFA Five-Year Global Fixed Income Portfolio	3	78%
DFA World ex U.S. Government Fixed Income Portfolio	5	81%
DFA Short-Term Government Portfolio	5	91%
DFA Intermediate Government Fixed Income Portfolio	4	85%
DFA Short-Term Extended Quality Portfolio	4	83%
DFA Intermediate-Term Extended Quality Portfolio	4	80%
DFA Targeted Credit Portfolio	3	86%
DFA Global Core Plus Fixed Income Portfolio	5	93%
DFA Investment Grade Portfolio	4	84%
DFA Diversified Fixed Income Portfolio	3	97%
DFA LTIP Portfolio	7	89%
DFA Inflation-Protected Securities Portfolio	3	49%
DFA Short-Duration Real Return Portfolio	3	81%
DFA Global Core Plus Real Return Portfolio	2	97%
DFA Municipal Real Return Portfolio	4	96%
DFA California Municipal Real Return Portfolio	4	100%
DFA Municipal Bond Portfolio	4	94%

301

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA Short-Term Municipal Bond Portfolio	4	91%
DFA Intermediate-Term Municipal Bond Portfolio	4	86%
DFA Selective State Municipal Bond Portfolio	3	97%
DFA California Short-Term Municipal Bond Portfolio	3	94%
DFA California Intermediate-Term Municipal Bond Portfolio	3	94%
DFA NY Municipal Bond Portfolio	3	93%
DFA MN Municipal Bond Portfolio	2	90%
DFA Oregon Municipal Bond Portfolio	3	96%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

302

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,000.20	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$999.00	0.20%	$0.99

303

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

304

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021 (and April 7, 2021 for the DFA Two-Year Fixed Income Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Corporate	1.9%
Government	45.9%
Foreign Corporate	11.0%
Foreign Government	16.1%
Supranational	25.1%

100.0%

DFA Two-Year Government Portfolio
Government	100.0%

100.0%

305

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
BONDS — (19.2%)
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.194%, 12/15/21	1,500	$1,500,194
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.251%, 09/10/21	750	750,428
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r) 1.045%, 11/23/21	1,000	1,004,667
Dexia Credit Local SA
1.875%, 09/15/21	750	754,527
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.284%, 11/15/21	1,300	1,300,546
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.276%, 08/19/22	1,134	1,136,302
(r) 0.270%, 03/13/23	1,500	1,503,960
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.270%, 09/16/22	2,200	2,205,038
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.314%, 10/12/21	2,250	2,250,346
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.140%, 01/13/23	250	250,108

	Face Amount	Value†
	(000)
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r) 0.240%, 08/23/21	500	$500,165
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω 0.256%, 02/24/22	2,000	2,001,060
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.313%, 09/27/21	1,750	1,750,689
Landeskreditbank
Baden-Wuerttemberg
Foerderbank, Floating Rate
Note, SOFR + 0.350%,
FRN
(r) 0.360%, 03/15/22	600	601,104
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.254%, 12/15/21	800	800,311
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.304%, 12/13/21	400	400,277
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.00%, FRN
(r) 1.010%, 12/19/22	1,000	1,014,330
Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.250%, 01/06/23	475	475,303
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r) 0.319%, 08/13/21	378	378,086

306

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.427%, 06/23/21	500	$500,194

TOTAL BONDS		21,077,635

CERTIFICATES OF DEPOSIT — (5.4%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r) 0.223%, 03/10/22	500	500,043
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r) 0.210%, 02/11/22	500	500,140
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω 0.331%, 05/28/21	2,500	2,500,444
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)Ω 0.188%, 10/12/21	1,000	1,000,000
Toronto-Dominion Bank, Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r) 0.343%, 05/07/21	500	500,008
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r) 0.180%, 04/19/22	1,000	999,952

TOTAL CERTIFICATES OF DEPOSIT		6,000,587

U.S. TREASURY OBLIGATIONS — (18.9%)
U.S. Treasury Notes
# 0.125%, 02/15/24	8,000	7,964,375
# 0.250%, 03/15/24	8,750	8,734,961
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r) 0.069%, 01/31/23	4,100	4,101,585

TOTAL U.S. TREASURY OBLIGATIONS		20,800,921

TOTAL INVESTMENT SECURITIES (Cost $47,850,382)		47,879,143

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (40.0%)
Banque Et Caisse d’Epargne de l’Etat
0.165%, 05/03/21	1,000	$999,997
0.010%, 05/11/21	1,500	1,499,979
BNG Bank NV
Ω 0.140%, 06/09/21	1,750	1,749,811
Ω 0.145%, 06/09/21	250	249,973
Caisse des Depots et Consignations
Ω 0.135%, 05/04/21	250	249,998
Ω 0.010%, 05/11/21	300	299,994
Ω 0.010%, 05/14/21	250	249,993
Ω 0.010%, 05/24/21	350	349,983
Canadian Imperial Bank of Commerce
Ω 0.010%, 09/14/21	1,250	1,249,305
CDP Financial, Inc.
Ω 0.190%, 07/06/21	750	749,867
Ω 0.160%, 07/12/21	500	499,900
0.130%, 05/07/21	250	249,998
Ω 0.130%, 06/01/21	1,000	999,945
Commonwealth Bank of Australia
Ω 0.110%, 05/26/21	250	249,984
Cooperatieve Rabobank
0.080%, 05/14/21	1,300	1,299,968
Corpoerative Centrale Bank
0.010%, 05/13/21	1,000	999,978
0.152%, 10/27/21	400	399,700
DNB NOR Bank ASA
Ω 0.165%, 06/24/21	1,000	999,882
Ω 0.145%, 07/06/21	1,000	999,842
Ω 0.155%, 07/08/21	250	249,959
Erste Abwicklungsanstalt
Ω 0.010%, 05/03/21	400	399,998
Ω 0.135%, 07/14/21	250	249,951
Ω 0.010%, 07/26/21	1,250	1,249,701
Export Development Canada
0.010%, 09/02/21	250	249,938
FMS Wertmanagement
Ω 0.120%, 05/17/21	400	399,990
Ω 0.010%, 07/21/21	750	749,775
Ω 0.010%, 08/10/21	1,250	1,249,504
KFW International Finance, Inc.
Ω 0.125%, 05/11/21	750	749,987
Ω 0.010%, 05/12/21	500	499,991
Ω 0.010%, 05/25/21	500	499,974
Kingdom of Denmark
0.110%, 05/19/21	500	499,989
0.115%, 06/01/21	1,000	999,955
0.125%, 06/23/21	500	499,957
0.080%, 06/16/21	500	499,963

307

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Nordea Bank AB
Ω 0.010%, 06/15/21	500	$499,943
Ω 0.115%, 06/22/21	500	499,934
Nordea Bank Abp
Ω 0.120%, 07/27/21	1,250	1,249,639
Novartis Finance Corp.
Ω 0.070%, 05/17/21	250	249,993
NRW Bank
0.140%, 05/07/21	1,250	1,249,988
Ω 0.010%, 05/12/21	400	399,993
Ω 0.010%, 08/03/21	500	499,839
Oesterreichische Kontrollbank AG
0.055%, 06/03/21	250	249,985
Province of Alberta
Ω 0.110%, 05/10/21	1,000	999,983
Ω 0.110%, 07/08/21	400	399,929
PSP Capital, Inc.
0.110%, 05/07/21	1,000	999,992
Ω 0.110%, 06/15/21	1,000	999,903
Ω 0.130%, 08/05/21	250	249,929
Ω 0.010%, 10/14/21	350	349,776
Queensland Treasury Corp.
0.135%, 06/04/21	750	749,962
Shell International Finance BV
Ω 0.509%, 05/25/21	750	749,962
Ω 0.200%, 06/22/21	1,250	1,249,801
Ω 0.100%, 05/20/21	500	499,987
Skandinaviska Enskilda Banken AB
Ω 0.010%, 12/16/21	1,750	1,748,032

	Face Amount	Value†
	(000)
Ω 0.190%, 12/16/21	750	$749,157
Svenska Handelsbanken AB
Ω 0.180%, 11/09/21	1,250	1,248,901
Swedbank AB
0.010%, 06/07/21	1,000	999,933
0.170%, 11/29/21	250	249,766
SwedBank AB
0.175%, 08/25/21	1,370	1,369,475
Total Capital Canada, Ltd.
Ω 0.010%, 08/03/21	2,000	1,999,456

TOTAL COMMERCIAL PAPER (Cost $43,907,177)		43,909,987

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.026%	1,132,256	1,132,256

SECURITIES LENDING COLLATERAL — (15.5%)
@§ The DFA Short Term Investment Fund	1,473,231	17,045,285

TOTAL INVESTMENTS — (100.0%) (Cost $109,935,100)		$109,966,671

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$21,077,635	—	$21,077,635
U.S. Treasury Obligations	—	20,800,921	—	20,800,921
Certificates of Deposit	—	6,000,587	—	6,000,587
Commercial Paper	—	43,909,987	—	43,909,987
Temporary Cash Investments	$1,132,256	—	—	1,132,256
Securities Lending Collateral	—	17,045,285	—	17,045,285

TOTAL	$1,132,256	$108,834,415	—	$109,966,671

See accompanying Notes to Financial Statements.

308

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (18.6%)
Federal Home Loan Bank Discount Notes
0.001%, 05/21/21	7,250	$7,250,000
0.002%, 05/28/21	1,000	1,000,000
0.001%, 06/18/21	9,750	9,750,000
0.003%, 07/28/21	12,250	12,249,707

TOTAL AGENCY OBLIGATIONS.		30,249,707

U.S. TREASURY OBLIGATIONS — (81.2%)
U.S. Treasury Bills
0.014%, 05/04/21	2,000	2,000,000
0.009%, 05/06/21	12,000	11,999,995
0.016%, 05/18/21	8,750	8,749,986
0.012%, 06/08/21	14,000	13,999,860
U.S. Treasury Notes
0.125%, 02/15/24	13,850	13,788,324
0.250%, 03/15/24	16,850	16,821,039
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r) 0.069%, 01/31/23	8,350	8,353,229
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.075%, 10/31/22	10,000	10,005,010
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.134%, 04/30/22	17,790	17,807,885
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.174%, 01/31/22	16,110	16,127,590
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r) 0.320%, 10/31/21	12,240	12,258,214

TOTAL U.S. TREASURY OBLIGATIONS.		131,911,132

TOTAL INVESTMENT SECURITIES (Cost $162,094,465)		162,160,839

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.026%	360,645	360,645

TOTAL INVESTMENTS — (100.0%) (Cost $162,455,110)		$162,521,484

309

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$30,249,707	—	$30,249,707
U.S. Treasury Obligations	—	131,911,132	—	131,911,132
Temporary Cash Investments	$360,645	—	—	360,645

TOTAL	$360,645	$162,160,839	—	$162,521,484

See accompanying Notes to Financial Statements.

310

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $16,702 and $0 of securities on loan, respectively)	$91,789	$162,161
Temporary Cash Investments at Value & Cost	1,132	361
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $17,045 and $0, respectively)	17,045	—
Cash	1	2
Receivables:
Dividends and Interest	18	9
Securities Lending Income	1	—
Fund Shares Sold	85	22
Prepaid Expenses and Other Assets	17	19

Total Assets	110,088	162,574

LIABILITIES:
Payables:
Upon Return of Securities Loaned	17,044	—
Investment Securities Purchased	901	—
Fund Shares Redeemed	10	55
Due to Advisor	8	19
Accrued Expenses and Other Liabilities	60	60

Total Liabilities	18,023	134

NET ASSETS.	$92,065	$162,440

Institutional Class Shares — based on net assets of $92,065 and $162,440 and shares outstanding of 9,247,532 and 16,621,973, respectively	$9.96	$9.77

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$91,758	$162,094

NET ASSETS CONSIST OF:
Paid-In Capital	$92,305	$163,830
Total Distributable Earnings (Loss)	(240)	(1,390)

NET ASSETS	$92,065	$162,440

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

311

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$100	$97
Income from Securities Lending	1	—

Total Investment Income	101	97

Fund Expenses
Investment Management Fees	61	111
Accounting & Transfer Agent Fees	16	24
Custodian Fees	2	1
Filing Fees	15	17
Shareholders’ Reports	10	10
Directors’/Trustees’ Fees & Expenses	—	1
Professional Fees	1	1
Other	2	2

Total Fund Expenses	107	167

Fees Waived, Expenses Reimbursed by Advisor (Note C)	15	9

Net Expenses	92	158

Net Investment Income (Loss)	9	(61)

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	8	8
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9	8

Net Realized and Unrealized Gain (Loss)	17	16

Net Increase (Decrease) in Net Assets Resulting from Operations	$26	$(45)

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

312

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9	$987	$(61)	$711
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	8	29	8	48
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9	(78)	8	90
Affiliated Investment Companies Shares	—	(1)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	26	937	(45)	849

Distributions:
Institutional Class Shares	(21)	(1,122)	—	(888)
Capital Share Transactions (1):
Shares Issued	16,046	26,138	38,605	116,726
Shares Issued in Lieu of Cash Distributions	21	1,122	—	888
Shares Redeemed	(24,454)	(31,801)	(33,844)	(80,999)

Net Increase (Decrease) from Capital Share Transactions	(8,387)	(4,541)	4,761	36,615

Total Increase (Decrease) in Net Assets	(8,382)	(4,726)	4,716	36,576
Net Assets
Beginning of Period	100,447	105,173	157,724	121,148

End of Period	$92,065	$100,447	$162,440	$157,724

(1) Shares Issued and Redeemed:
Shares Issued	1,612	2,622	3,951	11,930
Shares Issued in Lieu of Cash Distributions	2	113	—	91
Shares Redeemed	(2,456)	(3,190)	(3,463)	(8,281)

Net Increase (Decrease) from Shares Issued and Redeemed	(842)	(455)	488	3,740

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

313

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.96		$9.97	$9.91	$9.98	$10.00	$10.02	$9.78		$9.77	$9.72	$9.81	$9.88	$9.90

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.10	0.23	0.19	0.11	0.08	(—)		0.04	0.20	0.17	0.09	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	0.07	(0.10)	(0.02)	(0.01)	(0.01)		0.03	0.05	(0.11)	(0.07)	0.01

Total from Investment Operations	—		0.10	0.30	0.09	0.09	0.07	(0.01)		0.07	0.25	0.06	0.02	0.06
Less Distributions:
Net Investment Income	(—)		(0.11)	(0.24)	(0.16)	(0.11)	(0.07)	—		(0.06)	(0.20)	(0.15)	(0.09)	(0.05)
Net Realized Gains	—		—	—	—	—	(0.02)	—		—	—	—	—	(0.03)

Total Distributions	—		(0.11)	(0.24)	(0.16)	(0.11)	(0.09)	—		(0.06)	(0.20)	(0.15)	(0.09)	(0.08)

Net Asset Value, End of Period	$9.96		$9.96	$9.97	$9.91	$9.98	$10.00	$9.77		$9.78	$9.77	$9.72	$9.81	$9.88

Total Return	0.02	%(B)	1.00%	3.07%	0.86%	0.92%	0.74%	(0.10	%)(B)	0.77%	2.63%	0.60%	0.19%	0.58%

Net Assets, End of Period (thousands)	$92,065		$100,447	$105,173	$128,569	$78,815	$81,168	$162,440		$157,724	$121,148	$124,210	$112,934	$115,499
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.22%	0.25%	0.21%	0.24%	0.29%	0.20	%(C)	0.21%	0.26%	0.20%	0.23%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.24	%(C)	0.25%	0.25%	0.21%	0.24%	0.29%	0.21	%(C)	0.22%	0.26%	0.20%	0.23%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.02	%(C)	0.98%	2.34%	1.92%	1.14%	0.75%	(0.08	%)(C)	0.45%	2.06%	1.76%	0.93%	0.55%
Portfolio Turnover Rate	55	%(B)	65%	50%	89%	115%	93%	26	%(B)	103%	57%	115%	176%	118%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

314

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.14%

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	—	$15	—
DFA Two-Year Government Portfolio (1)	0.20%	—	9	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $8 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$4
DFA Two-Year Government Portfolio	7

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$21,785	$10,955	$3,328	$6,942
DFA Two-Year Government Portfolio	51,225	18,569	—	—

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$766	$77,077	$60,798	—	—	$17,045	1,473	$1	—

Total	$766	$77,077	$60,798	—	—	$17,045	1,473	$1	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio 2019	$2,848	—	—	$2,848
2020	1,122	—	—	1,122
DFA Two-Year Government Portfolio
2019	2,614	—	—	2,614
2020	888	—	—	888

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(2)	—	$(2)
DFA Two-Year Government Portfolio	(1)	—	(1)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$11	—	$(272)	$21	$(240)
DFA Two-Year Government Portfolio	1	—	(1,396)	59	(1,336)

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$272	$272
DFA Two-Year Government Portfolio	1,396	1,396

During the year ended October 31, 2020, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$29
DFA Two-Year Government Portfolio	49

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$109,935	$33	$(1)	$32
DFA Two-Year Government Portfolio	162,455	66	—	66

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

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$700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio
Bonds, U.S. Treasury Obligations	$17,044	—	—	—	$17,044

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require Portfolios whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

K. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

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L. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	4	99%
DFA Two-Year Government Portfolio	4	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

326

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

327

DFA043021-024S 00262278

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

U.S. Sustainability Targeted Value Portfolio

International Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

Emerging Markets Social Core Equity Portfolio

Global Social Core Equity Portfolio

DFA Social Fixed Income Portfolio

DFA Global Sustainability Fixed Income Portfolio

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
EUR	Euro
USD	United States Dollar
GBP	British Pounds
AUD	Australian Dollars
CAD	Canadian Dollars
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
^	Denominated in USD, unless otherwise noted.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

1

CONTINUED

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2021
EXPENSE TABLES
	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,376.60	0.25%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,341.90	0.22%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Sustainability Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,591.20	0.40%	$2.57
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,301.60	0.29%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45
International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,348.50	0.30%	$1.75
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
Emerging Markets Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,252.40	0.51%	$2.85
Hypothetical 5% Annual Return	$1,000.00	$1,022.27	0.51%	$2.56
Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,293.60	0.50%	$2.84
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
Global Social Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,356.00	0.34%	$1.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71
DFA Social Fixed Income Portfolio
Actual Fund Return	$1,000.00	$982.50	0.24%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA Global Sustainability Fixed Income Portfolio
Actual Fund Return	$1,000.00	$979.80	0.28%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

Affiliated Investment Companies
Global Social Core Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio
Communication Services	8.5%
Consumer Discretionary	14.6%
Consumer Staples	5.2%
Energy	1.3%
Financials	16.5%
Health Care	7.3%
Industrials	14.7%
Information Technology	25.8%
Materials	4.9%
Real Estate	0.3%
Utilities	0.9%

100.0%

U.S. Sustainability Core 1 Portfolio
Communication Services	10.0%
Consumer Discretionary	14.0%
Consumer Staples	5.2%
Energy	0.9%
Financials	15.4%
Health Care	14.0%
Industrials	13.3%
Information Technology	22.9%
Materials	3.3%
Real Estate	0.3%
Utilities	0.7%

100.0%

U.S. Sustainability Targeted Value
Portfolio
Communication Services	3.2%
Consumer Discretionary	14.8%
Consumer Staples	3.6%
Energy	2.5%
Financials	29.3%
Health Care	5.6%
Industrials	22.0%
Information Technology	10.9%
Materials	6.2%
Real Estate	1.7%
Utilities	0.2%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Sustainability Core 1 Portfolio
Communication Services	6.8%
Consumer Discretionary	14.7%
Consumer Staples	7.5%
Energy	1.4%
Financials	17.5%
Health Care	9.1%
Industrials	20.0%
Information Technology	9.8%
Materials	8.4%
Real Estate	2.7%
Utilities	2.1%

100.0%

International Social Core Equity Portfolio
Communication Services	7.6%
Consumer Discretionary	14.9%
Consumer Staples	6.0%
Energy	1.7%
Financials	18.6%
Health Care	3.7%
Industrials	20.6%
Information Technology	9.3%
Materials	11.5%
Real Estate	3.0%
Utilities	3.1%

100.0%

Emerging Markets Sustainability Core 1 Portfolio
Communication Services	9.7%
Consumer Discretionary	15.7%
Consumer Staples	6.3%
Energy	1.2%
Financials	16.8%
Health Care	5.7%
Industrials	8.8%
Information Technology	21.3%
Materials	7.7%
Real Estate	4.5%
Utilities	2.3%

100.0%

Emerging Markets Social Core Equity Portfolio
Communication Services	10.1%
Consumer Discretionary	15.0%
Consumer Staples	5.6%
Energy	1.1%
Financials	18.2%
Health Care	3.2%
Industrials	8.5%
Information Technology	23.1%
Materials	8.6%
Real Estate	4.3%
Utilities	2.3%

100.0%

FIXED INCOME PORTFOLIOS

DFA Social Fixed Income Portfolio
Corporate	43.9%
Government	48.1%
Foreign Corporate	7.8%
Foreign Government	0.2%

100.0%

DFA Global Sustainability Fixed Income Portfolio
Corporate	37.5%
Government	6.2%
Foreign Corporate	14.8%
Foreign Government	33.5%
Supranational	8.0%

100.0%

6

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (8.2%)
* Alphabet, Inc., Class A	6,954	$16,366,239	1.0%
* Alphabet, Inc., Class C	6,817	16,429,788	1.0%
AT&T, Inc.	302,180	9,491,474	0.6%
Comcast Corp., Class A	202,879	11,391,656	0.7%
* Facebook, Inc., Class A	54,770	17,804,632	1.1%
Verizon Communications, Inc.	214,016	12,367,985	0.8%
* Walt Disney Co. (The)	31,507	5,860,932	0.4%
Other Securities		48,832,863	2.8%

TOTAL COMMUNICATION SERVICES		138,545,569	8.4%

CONSUMER DISCRETIONARY — (14.1%)
* Amazon.com, Inc.	13,072	45,326,114	2.8%
General Motors Co.	69,457	3,974,330	0.3%
Home Depot, Inc. (The)	28,392	9,189,639	0.6%
Lowe’s Cos., Inc.	28,452	5,583,705	0.4%
Target Corp.	25,029	5,187,511	0.3%
Other Securities		169,352,226	10.1%

TOTAL CONSUMER DISCRETIONARY		238,613,525	14.5%

CONSUMER STAPLES — (5.1%)
Coca-Cola Co. (The)	152,681	8,241,720	0.5%
Costco Wholesale Corp.	13,897	5,170,935	0.3%
PepsiCo, Inc.	62,829	9,057,429	0.6%
Walmart, Inc.	56,159	7,857,206	0.5%
Other Securities		55,204,620	3.3%

TOTAL CONSUMER STAPLES		85,531,910	5.2%

ENERGY — (1.3%)
Other Securities		21,438,359	1.3%

FINANCIALS — (16.0%)
American Express Co.	34,168	5,239,663	0.3%
Bank of America Corp.	191,203	7,749,458	0.5%
Charles Schwab Corp. (The)	65,474	4,609,370	0.3%
JPMorgan Chase & Co.	111,255	17,112,132	1.1%
Morgan Stanley	58,692	4,845,025	0.3%
Wells Fargo & Co.	93,014	4,190,281	0.3%
Other Securities		226,244,896	13.6%

TOTAL FINANCIALS		269,990,825	16.4%

HEALTH CARE — (7.1%)
Abbott Laboratories	40,835	4,903,467	0.3%
Cigna Corp.	15,875	3,953,034	0.3%
CVS Health Corp.	51,507	3,935,135	0.3%
Other Securities		106,842,408	6.4%

TOTAL HEALTH CARE		119,634,044	7.3%

7

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (14.2%)
3M Co.	26,929	$5,308,783	0.3%
Caterpillar, Inc.	27,341	6,236,756	0.4%
CSX Corp	39,977	4,027,683	0.3%
Deere & Co.	13,973	5,181,887	0.3%
Union Pacific Corp.	28,305	6,286,257	0.4%
United Parcel Service, Inc., Class B	26,141	5,329,104	0.3%
Other Securities		208,437,383	12.7%

TOTAL INDUSTRIALS		240,807,853	14.7%

INFORMATION TECHNOLOGY — (25.0%)
Accenture P.L.C., Class A	25,686	7,448,169	0.5%
* Adobe, Inc.	13,150	6,684,671	0.4%
Apple, Inc.	566,170	74,428,708	4.5%
Applied Materials, Inc.	39,946	5,301,234	0.3%
Broadcom, Inc.	17,358	7,918,720	0.5%
Cisco Systems, Inc.	123,787	6,301,996	0.4%
Intel Corp.	199,558	11,480,572	0.7%
International Business Machines Corp.	44,882	6,367,858	0.4%
Lam Research Corp.	6,730	4,175,628	0.3%
Mastercard, Inc., Class A	32,793	12,528,894	0.8%
* Micron Technology, Inc.	48,428	4,168,198	0.3%
Microsoft Corp.	270,788	68,287,318	4.2%
NVIDIA Corp.	6,681	4,011,139	0.3%
Oracle Corp.	68,653	5,203,211	0.3%
QUALCOMM, Inc.	41,894	5,814,887	0.4%
Texas Instruments, Inc.	43,468	7,846,409	0.5%
# Visa, Inc., Class A	61,541	14,373,516	0.9%
Other Securities		170,084,193	10.0%

TOTAL INFORMATION TECHNOLOGY		422,425,321	25.7%

MATERIALS — (4.8%)
Linde P.L.C	13,038	3,726,782	0.2%
Other Securities		77,399,402	4.7%

TOTAL MATERIALS		81,126,184	4.9%

REAL ESTATE — (0.3%)
Other Securities		5,767,546	0.4%

UTILITIES — (0.9%)
Other Securities		14,642,836	0.9%

TOTAL COMMON STOCKS		1,638,523,972	99.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		27,419	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		144,034	0.0%

8

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$107,281	0.0%

TOTAL PREFERRED STOCKS		278,734	0.0%

TOTAL INVESTMENT SECURITIES (Cost $810,708,998)		1,638,802,706

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	5,617,239	5,617,239	0.3%

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	3,922,598	45,384,458	2.8%

TOTAL INVESTMENTS — (100.0%) (Cost $861,708,330)		$1,689,804,403	102.8%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$138,545,569	—	—	$138,545,569
Consumer Discretionary	238,611,859	$1,666	—	238,613,525
Consumer Staples	85,531,910	—	—	85,531,910
Energy	21,438,359	—	—	21,438,359
Financials	269,990,127	698	—	269,990,825
Health Care	119,551,915	82,129	—	119,634,044
Industrials	240,807,853	—	—	240,807,853
Information Technology	422,425,321	—	—	422,425,321
Materials	81,126,184	—	—	81,126,184
Real Estate	5,767,546	—	—	5,767,546
Utilities	14,642,836	—	—	14,642,836
Preferred Stocks
Communication Services	27,419	—	—	27,419
Consumer Discretionary	144,034	—	—	144,034
Industrials	107,281	—	—	107,281
Temporary Cash Investments	5,617,239	—	—	5,617,239
Securities Lending Collateral	—	45,384,458	—	45,384,458

TOTAL	$1,644,335,452	$45,468,951	—	$1,689,804,403

See accompanying Notes to Financial Statements.

9

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (9.8%)
* Alphabet, Inc., Class A	31,502	$74,139,957	1.6%
* Alphabet, Inc., Class C	30,867	74,393,174	1.6%
Comcast Corp., Class A	661,658	37,152,097	0.8%
* Facebook, Inc., Class A	296,279	96,314,377	2.1%
Verizon Communications, Inc.	432,221	24,978,052	0.5%
* Walt Disney Co. (The)	95,857	17,831,319	0.4%
Other Securities		137,741,744	3.0%

TOTAL COMMUNICATION SERVICES		462,550,720	10.0%

CONSUMER DISCRETIONARY — (13.8%)
* Amazon.com, Inc.	32,891	114,046,911	2.5%
Home Depot, Inc. (The)	110,597	35,796,931	0.8%
Lowe’s Cos., Inc.	80,402	15,778,892	0.4%
NIKE, Inc., Class B	191,360	25,378,163	0.6%
Target Corp.	80,157	16,613,340	0.4%
* Tesla, Inc.	36,978	26,233,672	0.6%
Other Securities		413,853,996	8.7%

TOTAL CONSUMER DISCRETIONARY		647,701,905	14.0%

CONSUMER STAPLES — (5.2%)
Coca-Cola Co. (The)	388,662	20,979,975	0.5%
Costco Wholesale Corp.	52,645	19,588,678	0.4%
PepsiCo, Inc.	101,458	14,626,185	0.3%
Procter & Gamble Co. (The)	216,347	28,865,017	0.6%
Walmart, Inc.	170,158	23,806,806	0.5%
Other Securities		133,904,747	2.9%

TOTAL CONSUMER STAPLES		241,771,408	5.2%

ENERGY — (0.9%)
Other Securities		43,186,381	0.9%

FINANCIALS — (15.1%)
Bank of America Corp.	446,505	18,096,848	0.4%
BlackRock, Inc.	19,952	16,346,674	0.4%
Charles Schwab Corp. (The)	216,306	15,227,942	0.3%
JPMorgan Chase & Co.	374,171	57,551,242	1.3%
Morgan Stanley	203,317	16,783,818	0.4%
Other Securities		585,147,749	12.5%

TOTAL FINANCIALS		709,154,273	15.3%

HEALTH CARE — (13.7%)
AbbVie, Inc.	257,755	28,739,682	0.6%
Amgen, Inc.	82,761	19,832,846	0.4%
Anthem, Inc.	60,795	23,065,015	0.5%
Bristol-Myers Squibb Co.	266,946	16,662,769	0.4%
Cigna Corp.	68,560	17,072,126	0.4%
CVS Health Corp.	249,508	19,062,411	0.4%
Johnson & Johnson	283,375	46,113,614	1.0%
Merck & Co., Inc.	210,029	15,647,160	0.4%

10

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	30,495	$14,339,664	0.3%
UnitedHealth Group, Inc.	167,377	66,749,948	1.5%
Other Securities		376,877,376	8.0%

TOTAL HEALTH CARE		644,162,611	13.9%

INDUSTRIALS — (13.0%)
Caterpillar, Inc.	71,630	16,339,519	0.4%
Honeywell International, Inc.	65,353	14,576,333	0.3%
Other Securities		582,423,437	12.5%

TOTAL INDUSTRIALS		613,339,289	13.2%

INFORMATION TECHNOLOGY — (22.4%)
Accenture P.L.C., Class A	67,472	19,564,856	0.4%
* Adobe, Inc.	43,505	22,115,332	0.5%
Apple, Inc.	1,658,704	218,053,228	4.7%
Broadcom, Inc.	43,769	19,967,418	0.4%
Cisco Systems, Inc.	482,092	24,543,304	0.5%
Intel Corp.	323,800	18,628,214	0.4%
International Business Machines Corp.	145,720	20,674,754	0.5%
Mastercard, Inc., Class A	113,265	43,274,026	0.9%
Microsoft Corp.	482,482	121,672,311	2.6%
NVIDIA Corp.	42,616	25,585,794	0.6%
Oracle Corp.	259,347	19,655,909	0.4%
* PayPal Holdings, Inc.	71,144	18,660,360	0.4%
QUALCOMM, Inc.	130,167	18,067,180	0.4%
# Visa, Inc., Class A	205,541	48,006,156	1.0%
Other Securities		416,085,405	9.1%

TOTAL INFORMATION TECHNOLOGY		1,054,554,247	22.8%

MATERIALS — (3.2%)
Sherwin-Williams Co. (The)	53,394	14,623,015	0.3%
Other Securities		137,685,499	3.0%

TOTAL MATERIALS		152,308,514	3.3%

REAL ESTATE — (0.3%)
Other Securities		15,344,941	0.3%

UTILITIES — (0.7%)
Other Securities		31,717,875	0.7%

TOTAL COMMON STOCKS		4,615,792,164	99.6%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		150,701	0.0%

TOTAL PREFERRED STOCKS		150,701	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,686,759,196)		4,615,942,865

11

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	28,737,409	$28,737,409	0.6%

SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	5,302,959	61,355,241	1.3%

TOTAL INVESTMENTS — (100.0%) (Cost $2,776,847,688)		$4,706,035,515	101.5%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$462,550,720	—	—	$462,550,720
Consumer Discretionary	647,700,980	$925	—	647,701,905
Consumer Staples	241,771,408	—	—	241,771,408
Energy	43,186,381	—	—	43,186,381
Financials	709,153,772	501	—	709,154,273
Health Care	644,096,828	65,783	—	644,162,611
Industrials	613,339,289	—	—	613,339,289
Information Technology	1,054,554,247	—	—	1,054,554,247
Materials	152,308,514	—	—	152,308,514
Real Estate	15,344,941	—	—	15,344,941
Utilities	31,717,875	—	—	31,717,875
Preferred Stocks
Industrials	150,701	—	—	150,701
Temporary Cash Investments	28,737,409	—	—	28,737,409
Securities Lending Collateral	—	61,355,241	—	61,355,241

TOTAL	$4,644,613,065	$61,422,450	—	$4,706,035,515

See accompanying Notes to Financial Statements.

12

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (3.1%)
Interpublic Group of Cos., Inc. (The)	31,864	$1,011,682	0.5%
Other Securities		6,154,416	2.7%

TOTAL COMMUNICATION SERVICES		7,166,098	3.2%

CONSUMER DISCRETIONARY — (14.6%)
* AutoNation, Inc.	11,331	1,161,201	0.5%
BorgWarner, Inc.	24,513	1,190,842	0.5%
* Capri Holdings, Ltd.	16,455	906,341	0.4%
Kohl’s Corp.	17,885	1,049,134	0.5%
Lear Corp.	6,923	1,272,724	0.6%
Lithia Motors, Inc., Class A	2,400	922,512	0.4%
* Mohawk Industries, Inc.	5,455	1,121,002	0.5%
Newell Brands, Inc.	43,462	1,171,736	0.5%
Penske Automotive Group, Inc.	10,886	954,593	0.4%
* PVH Corp.	7,717	873,410	0.4%
Thor Industries, Inc.	6,341	897,822	0.4%
Toll Brothers, Inc.	14,765	925,765	0.4%
Other Securities		20,878,129	9.3%

TOTAL CONSUMER DISCRETIONARY		33,325,211	14.8%

CONSUMER STAPLES — (3.5%)
Molson Coors Beverage Co., Class B	21,980	1,207,801	0.5%
* Post Holdings, Inc.	9,498	1,080,682	0.5%
Other Securities		5,751,642	2.6%

TOTAL CONSUMER STAPLES		8,040,125	3.6%

ENERGY — (2.5%)
Other Securities		5,632,688	2.5%

FINANCIALS — (28.8%)
* Alleghany Corp.	1,494	1,014,381	0.5%
* Athene Holding, Ltd., Class A	20,847	1,243,940	0.6%
Comerica, Inc.	15,550	1,168,738	0.5%
Everest Re Group, Ltd.	4,823	1,335,730	0.6%
First Horizon Corp.	66,764	1,221,114	0.5%
Globe Life, Inc.	10,263	1,051,855	0.5%
Invesco, Ltd.	36,477	984,879	0.4%
Jefferies Financial Group, Inc.	29,086	945,586	0.4%
People’s United Financial, Inc.	49,407	895,749	0.4%
Reinsurance Group of America, Inc.	8,148	1,063,558	0.5%
Santander Consumer USA Holdings, Inc.	31,135	1,056,722	0.5%
Voya Financial, Inc.	13,774	934,153	0.4%
Zions Bancorp NA	18,354	1,024,153	0.5%
Other Securities		51,851,683	22.9%

TOTAL FINANCIALS		65,792,241	29.2%

HEALTH CARE — (5.5%)
* Envista Holdings Corp.	19,792	856,598	0.4%
* United Therapeutics Corp.	5,774	1,163,807	0.5%

13

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$10,458,608	4.6%

TOTAL HEALTH CARE		12,479,013	5.5%

INDUSTRIALS — (21.7%)
AGCO Corp.	7,212	1,052,375	0.5%
AMERCO	1,813	1,081,690	0.5%
* CACI International, Inc., Class A	3,531	899,911	0.4%
Carlisle Cos., Inc.	5,046	967,066	0.4%
Oshkosh Corp.	7,180	893,407	0.4%
* Sensata Technologies Holding P.L.C	17,168	991,280	0.4%
Snap-on, Inc.	4,744	1,127,174	0.5%
Timken Co. (The)	10,151	851,364	0.4%
Other Securities		41,642,577	18.4%

TOTAL INDUSTRIALS		49,506,844	21.9%

INFORMATION TECHNOLOGY — (10.8%)
Amdocs, Ltd.	13,531	1,038,369	0.5%
* Arrow Electronics, Inc.	10,510	1,198,876	0.5%
* Concentrix Corp.	6,442	1,000,958	0.5%
DXC Technology Co.	39,011	1,283,852	0.6%
* First Solar, Inc.	11,213	858,131	0.4%
* Flex, Ltd.	51,247	891,698	0.4%
Juniper Networks, Inc.	33,687	855,313	0.4%
Other Securities		17,422,542	7.6%

TOTAL INFORMATION TECHNOLOGY		24,549,739	10.9%

MATERIALS — (6.1%)
Huntsman Corp.	33,919	972,458	0.4%
Reliance Steel & Aluminum Co.	7,126	1,142,369	0.5%
Steel Dynamics, Inc.	23,177	1,256,657	0.6%
Other Securities		10,439,411	4.6%

TOTAL MATERIALS		13,810,895	6.1%

REAL ESTATE — (1.6%)
* Jones Lang LaSalle, Inc.	6,078	1,142,117	0.5%
Other Securities		2,625,518	1.2%

TOTAL REAL ESTATE		3,767,635	1.7%

UTILITIES — (0.2%)
Other Securities		507,023	0.2%

TOTAL COMMON STOCKS (Cost $159,015,383)		224,577,512	99.6%

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	1,634,340	1,634,340	0.7%

14

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	171,497	$1,984,225	0.9%

TOTAL INVESTMENTS — (100.0%) (Cost $162,633,948)		$228,196,077	101.2%

As of April 30, 2021, U.S. Sustainability Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	06/18/21	$417,279	$417,440	$161

Total Futures Contracts			$417,279	$417,440	$161

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,166,098	—	—	$7,166,098
Consumer Discretionary	33,324,726	$485	—	33,325,211
Consumer Staples	8,040,125	—	—	8,040,125
Energy	5,632,688	—	—	5,632,688
Financials	65,792,241	—	—	65,792,241
Health Care	12,451,075	27,938	—	12,479,013
Industrials	49,506,844	—	—	49,506,844
Information Technology	24,549,739	—	—	24,549,739
Materials	13,810,895	—	—	13,810,895
Real Estate	3,767,635	—	—	3,767,635
Utilities	507,023	—	—	507,023
Temporary Cash Investments	1,634,340	—	—	1,634,340
Securities Lending Collateral	—	1,984,225	—	1,984,225
Futures Contracts**	161	—	—	161

TOTAL	$226,183,590	$2,012,648	—	$228,196,238

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

15

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.2%)
AUSTRALIA — (4.9%)
Commonwealth Bank of Australia	125,654	$8,601,843	0.3%
Fortescue Metals Group, Ltd.	409,002	7,076,271	0.2%
Other Securities		139,116,820	4.6%

TOTAL AUSTRALIA		154,794,934	5.1%

AUSTRIA — (0.4%)
Other Securities		11,928,281	0.4%

BELGIUM — (0.9%)
Other Securities		27,920,740	0.9%

CANADA — (8.5%)
National Bank of Canada	123,980	9,013,426	0.3%
# Royal Bank of Canada 780087102	79,396	7,574,378	0.3%
# Royal Bank of Canada 780087953	117,992	11,261,149	0.4%
Other Securities		243,128,466	8.0%

TOTAL CANADA		270,977,419	9.0%

CHINA — (0.0%)
Other Securities		116,686	0.0%

DENMARK — (2.6%)
Novo Nordisk A.S., Class B	279,098	20,588,346	0.7%
Vestas Wind Systems A/S	186,080	7,674,217	0.3%
Other Securities		55,878,165	1.8%

TOTAL DENMARK		84,140,728	2.8%

FINLAND — (1.9%)
Other Securities		60,749,870	2.0%

FRANCE — (9.0%)
* Airbus SE	89,777	10,796,550	0.4%
Capgemini SE	45,112	8,266,632	0.3%
# Kering SA	11,053	8,856,895	0.3%
# L’Oreal SA	25,802	10,565,143	0.4%
LVMH Moet Hennessy Louis Vuitton SE	53,538	40,332,859	1.3%
Orange SA	850,190	10,587,597	0.4%
Publicis Groupe SA	110,401	7,145,140	0.2%
# Sanofi	69,950	7,333,717	0.2%
Schneider Electric SE	48,655	7,763,185	0.3%
Vinci SA	69,078	7,579,907	0.3%
Other Securities		167,506,409	5.4%

TOTAL FRANCE.		286,734,034	9.5%

GERMANY — (6.8%)
* Adidas AG	37,358	11,538,422	0.4%
Allianz SE	38,831	10,081,181	0.3%
Bayerische Motoren Werke AG	71,182	7,133,160	0.2%
Daimler AG	147,098	13,091,534	0.4%

16

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
SAP SE	93,916	$13,150,179	0.4%
Siemens AG	59,109	9,861,443	0.3%
Other Securities		152,861,532	5.2%

TOTAL GERMANY		217,717,451	7.2%

HONG KONG — (2.0%)
AIA Group, Ltd.	1,617,200	20,526,426	0.7%
Other Securities		41,921,779	1.4%

TOTAL HONG KONG		62,448,205	2.1%

IRELAND — (0.6%)
Other Securities		17,322,414	0.6%

ISRAEL — (0.6%)
Other Securities		18,424,400	0.6%

ITALY — (2.2%)
Other Securities		71,038,908	2.4%

JAPAN — (19.7%)
Fast Retailing Co., Ltd.	8,700	7,137,755	0.3%
KDDI Corp.	255,900	7,735,713	0.3%
Nintendo Co., Ltd.	21,600	12,390,900	0.4%
Recruit Holdings Co., Ltd.	260,500	11,745,288	0.4%
SoftBank Group Corp.	232,868	20,983,914	0.7%
Sony Group Corp.	157,000	15,696,687	0.5%
Tokyo Electron, Ltd.	18,000	8,175,378	0.3%
Other Securities		543,032,075	17.9%

TOTAL JAPAN.		626,897,710	20.8%

NETHERLANDS — (4.5%)
* Adyen NV	3,048	7,501,412	0.3%
ASML Holding NV N07059210	47,923	31,058,896	1.0%
ING Groep NV	693,801	8,863,294	0.3%
Koninklijke Ahold Delhaize NV	364,661	9,813,723	0.3%
Wolters Kluwer NV	102,067	9,232,062	0.3%
Other Securities		76,204,449	2.5%

TOTAL NETHERLANDS		142,673,836	4.7%

NEW ZEALAND — (0.4%)
Other Securities		13,368,339	0.4%

NORWAY — (0.9%)
Other Securities		29,650,206	1.0%

PORTUGAL — (0.1%)
Other Securities.		4,297,517	0.1%

SINGAPORE — (0.7%)
Other Securities		21,679,129	0.7%

17

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.8%)
# Banco Santander SA	2,030,630	$7,833,260	0.3%
Other Securities		50,834,938	1.7%

TOTAL SPAIN		58,668,198	2.0%

SWEDEN — (4.4%)
Volvo AB, Class B	348,699	8,515,428	0.3%
Other Securities		132,946,081	4.4%

TOTAL SWEDEN		141,461,509	4.7%

SWITZERLAND — (6.9%)
Novartis AG, Sponsored ADR	158,131	13,479,086	0.5%
Roche Holding AG 711038901	103,912	33,891,479	1.1%
Sika AG	32,823	9,803,001	0.3%
Swisscom AG	13,916	7,555,673	0.3%
Zurich Insurance Group AG	20,765	8,519,017	0.3%
Other Securities		146,256,808	4.8%

TOTAL SWITZERLAND		219,505,064	7.3%

UNITED KINGDOM — (13.4%)
# AstraZeneca P.L.C., Sponsored ADR	236,656	12,559,334	0.4%
Aviva P.L.C	1,280,569	7,079,687	0.2%
* Compass Group P.L.C	432,500	9,408,717	0.3%
Diageo P.L.C., Sponsored ADR	65,054	11,667,435	0.4%
HSBC Holdings P.L.C., Sponsored ADR	225,791	7,049,195	0.2%
Reckitt Benckiser Group P.L.C	87,560	7,796,133	0.3%
Unilever P.L.C., Sponsored ADR	276,705	16,248,118	0.6%
Other Securities		355,110,095	11.8%

TOTAL UNITED KINGDOM		426,918,714	14.2%

UNITED STATES — (0.0%)
Other Securities		994,205	0.0%

TOTAL COMMON STOCKS		2,970,428,497	98.5%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		11,877,100	0.4%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		35,777	0.0%

FRANCE — (0.0%)
Other Security		258,539	0.0%

SWITZERLAND — (0.0%)
Other Securities		58,035	0.0%

TOTAL RIGHTS/WARRANTS		352,351	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,171,287,066)		2,982,657,948

18

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (6.4%)
@§ The DFA Short Term Investment Fund	17,621,160	$203,876,819	6.8%

TOTAL INVESTMENTS — (100.0%) (Cost $2,375,150,907)		$3,186,534,767	105.7%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$55,263	$154,739,671	—	$154,794,934
Austria	—	11,928,281	—	11,928,281
Belgium	618,686	27,302,054	—	27,920,740
Canada	270,682,614	294,805	—	270,977,419
China	—	116,686	—	116,686
Denmark	1,084,477	83,056,251	—	84,140,728
Finland	—	60,749,870	—	60,749,870
France	306,098	286,427,936	—	286,734,034
Germany	4,268,088	213,449,363	—	217,717,451
Hong Kong	235,168	62,213,037	—	62,448,205
Ireland	35,860	17,286,554	—	17,322,414
Israel	2,573,403	15,850,997	—	18,424,400
Italy	4,872,569	66,166,339	—	71,038,908
Japan	5,185,513	621,712,197	—	626,897,710
Netherlands	33,804,393	108,869,443	—	142,673,836
New Zealand	21,754	13,346,585	—	13,368,339
Norway	7,521	29,642,685	—	29,650,206
Portugal	—	4,297,517	—	4,297,517
Singapore	—	21,679,129	—	21,679,129
Spain	1,960,566	56,707,632	—	58,668,198
Sweden	1,022,888	140,438,621	—	141,461,509
Switzerland	23,744,986	195,760,078	—	219,505,064
United Kingdom	76,509,311	350,409,403	—	426,918,714
United States	—	994,205	—	994,205
Preferred Stocks
Germany	—	11,877,100	—	11,877,100
Rights/Warrants
Canada	—	35,777	—	35,777
France	—	258,539	—	258,539
Switzerland	—	58,035	—	58,035
Securities Lending Collateral	—	203,876,819	—	203,876,819

TOTAL	$426,989,158	$2,759,545,609	—	$3,186,534,767

See accompanying Notes to Financial Statements.

19

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (5.9%)
Commonwealth Bank of Australia	56,784	$3,887,238	0.3%
Fortescue Metals Group, Ltd.	325,178	5,626,006	0.4%
National Australia Bank, Ltd.	196,526	4,021,742	0.3%
Rio Tinto, Ltd.	33,798	3,141,352	0.2%
Other Securities		80,141,122	5.0%

TOTAL AUSTRALIA		96,817,460	6.2%

AUSTRIA — (0.7%)
Other Securities		11,136,664	0.7%

BELGIUM — (1.0%)
Other Securities		17,009,509	1.1%

CANADA — (9.8%)
Bank of Nova Scotia (The) 064149107	52,263	3,328,631	0.2%
Magna International, Inc.	34,984	3,303,863	0.2%
National Bank of Canada	52,657	3,828,198	0.3%
Royal Bank of Canada 780087102	88,652	8,457,402	0.6%
Royal Bank of Canada 780087953	36,769	3,509,231	0.2%
Toronto-Dominion Bank (The)	53,477	3,676,544	0.2%
Other Securities		133,331,289	8.5%

TOTAL CANADA		159,435,158	10.2%

CHINA — (0.0%)
Other Securities		140,710	0.0%

DENMARK — (1.6%)
Pandora A.S	33,757	3,822,941	0.3%
Other Securities		22,471,349	1.4%

TOTAL DENMARK		26,294,290	1.7%

FINLAND — (1.8%)
Other Securities		30,160,838	1.9%

FRANCE — (8.0%)
Air Liquide SA	19,718	3,320,556	0.2%
* Cie de Saint-Gobain	52,183	3,292,493	0.2%
LVMH Moet Hennessy Louis Vuitton SE	13,701	10,321,650	0.7%
Orange SA	504,080	6,277,416	0.4%
Publicis Groupe SA	53,683	3,474,357	0.2%
STMicroelectronics NV	93,340	3,486,366	0.2%
Teleperformance	9,363	3,615,469	0.2%
Vinci SA	41,184	4,519,108	0.3%
Other Securities		91,631,762	5.9%

TOTAL FRANCE		129,939,177	8.3%

GERMANY — (7.1%)
Allianz SE	15,781	4,097,013	0.3%
Bayerische Motoren Werke AG	41,425	4,151,206	0.3%

20

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Daimler AG	90,613	$8,064,441	0.5%
Deutsche Post AG	56,332	3,317,794	0.2%
Deutsche Telekom AG	387,246	7,452,563	0.5%
SAP SE	32,005	4,481,361	0.3%
Other Securities		83,723,271	5.3%

TOTAL GERMANY		115,287,649	7.4%

HONG KONG — (2.8%)
AIA Group, Ltd.	678,400	8,610,640	0.6%
Other Securities		36,238,012	2.3%

TOTAL HONG KONG		44,848,652	2.9%

IRELAND — (1.0%)
CRH P.L.C., Sponsored ADR	139,087	6,574,642	0.4%
Kingspan Group P.L.C.	36,564	3,252,186	0.2%
Smurfit Kappa Group P.L.C.	63,274	3,234,583	0.2%
Other Securities		3,139,501	0.2%

TOTAL IRELAND		16,200,912	1.0%

ISRAEL — (0.8%)
Other Securities		13,668,933	0.9%

ITALY — (3.1%)
CNH Industrial NV	223,650	3,319,987	0.2%
Enel SpA	462,497	4,592,284	0.3%
Stellantis NV BMD8F9905	257,626	4,273,492	0.3%
Other Securities		37,643,158	2.4%

TOTAL ITALY		49,828,921	3.2%

JAPAN — (21.1%)
KDDI Corp.	189,600	5,731,501	0.4%
Seven & I Holdings Co., Ltd.	74,100	3,199,350	0.2%
SoftBank Group Corp.	87,000	7,839,623	0.5%
Sony Group Corp.	66,200	6,618,603	0.4%
Other Securities		319,881,093	20.5%

TOTAL JAPAN		343,270,170	22.0%

NETHERLANDS — (3.7%)
ASML Holding NV N07059210	15,691	10,169,266	0.7%
Koninklijke Ahold Delhaize NV	201,682	5,427,640	0.4%
Koninklijke KPN NV	958,486	3,306,405	0.2%
Other Securities		40,897,720	2.5%

TOTAL NETHERLANDS		59,801,031	3.8%

NEW ZEALAND — (0.5%)
Other Securities		8,723,775	0.5%

NORWAY — (0.8%)
Other Securities		12,699,270	0.8%

PORTUGAL — (0.2%)
Other Securities		3,011,975	0.2%

21

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$15,055,169	1.0%

SPAIN — (2.3%)
Banco Santander SA	941,487	3,631,835	0.2%
Iberdrola SA	446,623	6,035,640	0.4%
Other Securities		27,213,903	1.8%

TOTAL SPAIN		36,881,378	2.4%

SWEDEN — (4.0%)
Volvo AB, Class B	164,207	4,010,028	0.3%
Other Securities		60,935,583	3.9%

TOTAL SWEDEN		64,945,611	4.2%

SWITZERLAND — (4.9%)
* Alcon, Inc.	43,790	3,303,080	0.2%
Other Securities		75,997,962	4.9%

TOTAL SWITZERLAND		79,301,042	5.1%

UNITED KINGDOM — (12.2%)
Ashtead Group P.L.C.	49,049	3,151,443	0.2%
* BT Group P.L.C.	1,680,203	3,832,447	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	160,754	5,018,740	0.3%
# Rio Tinto P.L.C., Sponsored ADR	64,997	5,528,645	0.4%
Unilever P.L.C., Sponsored ADR	92,012	5,402,945	0.4%
Vodafone Group P.L.C.	3,029,560	5,717,382	0.4%
Other Securities		170,669,128	10.8%

TOTAL UNITED KINGDOM		199,320,730	12.8%

UNITED STATES — (0.1%)
Other Securities		1,703,226	0.1%

TOTAL COMMON STOCKS		1,535,482,250	98.4%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Volkswagen AG	19,381	5,046,027	0.3%
Other Securities		6,932,819	0.5%

TOTAL GERMANY		11,978,846	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		80,015	0.0%

FRANCE — (0.0%)
Other Security		140,534	0.0%

TOTAL RIGHTS/WARRANTS		220,549	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,165,323,902)		1,547,681,645

22

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	7,027,674	$81,310,186	5.2%

TOTAL INVESTMENTS — (100.0%) (Cost $1,246,626,464)		$1,628,991,831	104.4%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$723	$96,816,737	—	$96,817,460
Austria	—	11,136,664	—	11,136,664
Belgium	267,214	16,742,295	—	17,009,509
Canada	159,145,320	289,838	—	159,435,158
China	—	140,710	—	140,710
Denmark	—	26,294,290	—	26,294,290
Finland	—	30,160,838	—	30,160,838
France	119,216	129,819,961	—	129,939,177
Germany	2,880,251	112,407,398	—	115,287,649
Hong Kong	66,742	44,781,910	—	44,848,652
Ireland	6,595,811	9,605,101	—	16,200,912
Israel	1,095,140	12,573,793	—	13,668,933
Italy	1,809,620	48,019,301	—	49,828,921
Japan	695,805	342,574,365	—	343,270,170
Netherlands	11,426,393	48,374,638	—	59,801,031
New Zealand	—	8,723,775	—	8,723,775
Norway	142,176	12,557,094	—	12,699,270
Portugal	—	3,011,975	—	3,011,975
Singapore	—	15,055,169	—	15,055,169
Spain	319,112	36,562,266	—	36,881,378
Sweden	236,170	64,709,441	—	64,945,611
Switzerland	7,286,007	72,015,035	—	79,301,042
United Kingdom	23,993,205	175,327,525	—	199,320,730
United States	991,204	712,022	—	1,703,226
Preferred Stocks
Germany	—	11,978,846	—	11,978,846
Rights/Warrants
Canada	—	80,015	—	80,015
France	—	140,534	—	140,534
Securities Lending Collateral	—	81,310,186	—	81,310,186

TOTAL	$217,070,109	$1,411,921,722	—	$1,628,991,831

See accompanying Notes to Financial Statements.

23

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (3.6%)
	Other Securities		$33,097,224	3.6%

CHILE — (0.4%)
	Other Securities		4,129,335	0.5%

CHINA — (36.3%)
*	Alibaba Group Holding, Ltd.	214,500	6,200,701	0.7%
*	Alibaba Group Holding, Ltd., Sponsored ADR	79,804	18,430,734	2.0%
*	Baidu, Inc., Sponsored ADR	34,480	7,252,178	0.8%
	Bank of China, Ltd., Class H	9,874,000	3,917,489	0.4%
	China Construction Bank Corp., Class H	11,497,000	9,075,060	1.0%
	China Mengniu Dairy Co., Ltd.	489,000	2,617,175	0.3%
	China Merchants Bank Co., Ltd., Class H	376,500	3,024,203	0.3%
	China Resources Land, Ltd.	664,000	3,108,895	0.4%
	Country Garden Holdings Co., Ltd.	2,277,029	2,706,905	0.3%
	Country Garden Services Holdings Co., Ltd.	342,977	3,592,974	0.4%
	CSPC Pharmaceutical Group, Ltd.	2,085,200	2,573,842	0.3%
	ENN Energy Holdings, Ltd.	215,500	3,677,415	0.4%
	Geely Automobile Holdings, Ltd.	1,017,000	2,648,971	0.3%
#	Industrial & Commercial Bank of China, Ltd., Class H	9,887,000	6,415,590	0.7%
*	JD.com, Inc., ADR	32,484	2,512,962	0.3%
	Kweichow Moutai Co., Ltd., Class A	7,800	2,409,744	0.3%
	Lenovo Group, Ltd.	2,962,000	4,047,140	0.5%
	Li Ning Co., Ltd.	742,000	6,021,836	0.7%
*	Meituan, Class B	230,400	8,818,395	1.0%
	NetEase, Inc., ADR	35,089	3,932,073	0.4%
*	NIO, Inc., ADR	124,118	4,944,861	0.6%
	PICC Property & Casualty Co., Ltd., Class H	2,717,000	2,659,915	0.3%
	Ping An Insurance Group Co. of China, Ltd., Class H	628,500	6,852,073	0.8%
	Shenzhou International Group Holdings, Ltd.	118,800	2,613,480	0.3%
	Sunac China Holdings, Ltd.	760,000	2,947,858	0.3%
	Sunny Optical Technology Group Co., Ltd.	128,200	3,107,844	0.4%
	Tencent Holdings, Ltd.	507,900	40,516,194	4.4%
*	Trip.com Group, Ltd., ADR	78,566	3,070,359	0.4%
*	Vipshop Holdings, Ltd., ADR	170,249	5,238,562	0.6%
	Other Securities		162,457,610	17.1%

TOTAL CHINA			337,393,038	36.7%

COLOMBIA — (0.1%)
	Other Securities		957,244	0.1%

CZECH REPUBLIC — (0.0%)
	Other Securities		327,451	0.0%

EGYPT — (0.0%)
	Other Security		200,724	0.0%

GREECE — (0.2%)
	Other Securities		1,795,595	0.2%

24

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.0%)
Other Security		$89,340	0.0%

HUNGARY — (0.2%)
Other Securities		1,567,337	0.2%

INDIA — (10.6%)
Housing Development Finance Corp., Ltd.	97,422	3,189,813	0.4%
* ICICI Bank, Ltd., Sponsored ADR	148,600	2,422,180	0.3%
Infosys, Ltd.	219,177	3,966,345	0.4%
Infosys, Ltd., Sponsored ADR	263,821	4,769,884	0.5%
Tata Consultancy Services, Ltd.	90,562	3,711,429	0.4%
Other Securities		80,729,969	8.7%

TOTAL INDIA		98,789,620	10.7%

INDONESIA — (1.1%)
Other Securities		9,922,063	1.1%

MALAYSIA — (1.5%)
Other Securities		13,725,952	1.5%

MEXICO — (1.5%)
Other Securities		13,505,430	1.5%

PERU — (0.1%)
Other Securities		635,985	0.1%

PHILIPPINES — (0.4%)
Other Securities		3,955,453	0.4%

POLAND — (0.6%)
Other Securities		5,123,799	0.6%

QATAR — (0.6%)
Other Securities		5,806,415	0.6%

RUSSIA — (0.3%)
Other Securities		3,192,837	0.3%

SAUDI ARABIA — (2.5%)
Al Rajhi Bank	95,840	2,523,393	0.3%
Other Securities		20,647,049	2.2%

TOTAL SAUDI ARABIA		23,170,442	2.5%

SOUTH AFRICA — (2.4%)
Naspers, Ltd., Class N	17,733	4,035,676	0.5%
Other Securities		17,945,644	1.9%

TOTAL SOUTH AFRICA		21,981,320	2.4%

SOUTH KOREA — (15.6%)
Kia Corp.	35,521	2,463,821	0.3%
LG Chem, Ltd.	3,795	3,168,018	0.4%
LG Electronics, Inc.	27,089	3,805,790	0.4%
Samsung Electronics Co., Ltd.	269,871	19,669,677	2.2%
Samsung Electronics Co., Ltd., GDR	2,910	5,302,221	0.6%

25

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Samsung Electronics Co., Ltd., GDR	3,225	$5,872,725	0.7%
SK Hynix, Inc.	28,027	3,197,356	0.4%
Other Securities		102,034,635	10.8%

TOTAL SOUTH KOREA		145,514,243	15.8%

TAIWAN — (16.4%)
# ASE Technology Holding Co., Ltd.	630,000	2,632,604	0.3%
Hon Hai Precision Industry Co., Ltd.	877,600	3,607,854	0.4%
MediaTek, Inc.	77,000	3,228,037	0.4%
Novatek Microelectronics Corp.	113,000	2,493,090	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	700,000	14,741,725	1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	100,238	11,701,784	1.3%
Uni-President Enterprises Corp.	1,299,000	3,479,315	0.4%
Other Securities		110,695,508	11.9%

TOTAL TAIWAN		152,579,917	16.6%

THAILAND — (2.1%)
Other Securities		19,643,929	2.1%

TURKEY — (0.5%)
Other Securities		5,101,402	0.6%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		5,452,550	0.6%

UNITED KINGDOM — (0.0%)
Other Security		127,027	0.0%

TOTAL COMMON STOCKS		907,785,672	98.7%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		6,095,366	0.7%

CHILE — (0.0%)
Other Securities		501,553	0.1%

COLOMBIA — (0.0%)
Other Securities		213,918	0.0%

PHILIPPINES — (0.0%)
Other Security		3,098	0.0%

SOUTH KOREA — (0.0%)
Other Security		3,876	0.0%

TOTAL PREFERRED STOCKS		6,817,811	0.8%

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
Other Securities		4,409	0.0%

26

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$1,145	0.0%

TAIWAN — (0.0%)
Other Securities		4,985	0.0%

THAILAND — (0.0%)
Other Securities		14,975	0.0%

TURKEY — (0.0%)
Other Securities		51,399	0.0%

TOTAL RIGHTS/WARRANTS		76,913	0.0%

TOTAL INVESTMENT SECURITIES (Cost $692,018,983)		914,680,396

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	1,336,664	15,465,201	1.7%

TOTAL INVESTMENTS — (100.0%) (Cost $707,483,222)		$930,145,597	101.2%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$33,097,224	—	—	$33,097,224
Chile	4,129,335	—	—	4,129,335
China	60,877,727	$276,515,311	—	337,393,038
Colombia	957,244	—	—	957,244
Czech Republic	—	327,451	—	327,451
Egypt	200,724	—	—	200,724
Greece	—	1,795,595	—	1,795,595
Hong Kong	—	89,340	—	89,340
Hungary	—	1,567,337	—	1,567,337
India	7,293,994	91,495,626	—	98,789,620
Indonesia	249,234	9,672,829	—	9,922,063
Malaysia	—	13,725,952	—	13,725,952
Mexico	13,505,430	—	—	13,505,430
Peru	635,985	—	—	635,985
Philippines	—	3,955,453	—	3,955,453
Poland	—	5,123,799	—	5,123,799
Qatar	—	5,806,415	—	5,806,415
Russia	2,313,928	878,909	—	3,192,837
Saudi Arabia	73,973	23,096,469	—	23,170,442
South Africa	1,664,223	20,317,097	—	21,981,320
South Korea	6,317,953	139,196,290	—	145,514,243
Taiwan	11,905,183	140,674,734	—	152,579,917
Thailand	19,643,929	—	—	19,643,929
Turkey	32,742	5,068,660	—	5,101,402

27

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$5,452,550	—	$5,452,550
United Kingdom	—	127,027	—	127,027
Preferred Stocks
Brazil	$6,095,366	—	—	6,095,366
Chile	501,553	—	—	501,553
Colombia	213,918	—	—	213,918
Philippines	3,098	—	—	3,098
South Korea	—	3,876	—	3,876
Rights/Warrants
Malaysia	—	4,409	—	4,409
South Korea	—	1,145	—	1,145
Taiwan	—	4,985	—	4,985
Thailand	—	14,975	—	14,975
Turkey	—	51,399	—	51,399
Securities Lending Collateral	—	15,465,201	—	15,465,201

TOTAL	$169,712,763	$760,432,834	—	$930,145,597

See accompanying Notes to Financial Statements.

28

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (2.8%)
Other Securities		$51,119,718	2.9%

CHILE — (0.5%)
Other Securities		9,750,598	0.6%

CHINA — (33.1%)
* Alibaba Group Holding, Ltd.	573,000	16,564,109	0.9%
* Alibaba Group Holding, Ltd., Sponsored ADR	175,235	40,470,523	2.3%
ANTA Sports Products, Ltd.	252,000	4,495,277	0.3%
* Baidu, Inc., Sponsored ADR	37,349	7,855,615	0.5%
Bank of China, Ltd., Class H	10,424,356	4,135,842	0.3%
China Construction Bank Corp., Class H	27,513,990	21,717,936	1.2%
China Mengniu Dairy Co., Ltd.	737,000	3,944,495	0.2%
China Merchants Bank Co., Ltd., Class H	1,125,598	9,041,266	0.5%
China Overseas Land & Investment, Ltd.	1,510,000	3,821,592	0.2%
China Resources Land, Ltd.	1,024,222	4,795,480	0.3%
CSPC Pharmaceutical Group, Ltd.	3,478,640	4,293,819	0.3%
ENN Energy Holdings, Ltd.	213,600	3,644,992	0.2%
Geely Automobile Holdings, Ltd.	1,839,000	4,790,028	0.3%
* Haier Smart Home Co., Ltd., Class H	841,599	3,619,276	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	18,448,017	11,970,762	0.7%
Lenovo Group, Ltd.	3,504,000	4,787,704	0.3%
Li Ning Co., Ltd.	637,500	5,173,747	0.3%
#* Meituan, Class B	272,300	10,422,087	0.6%
NetEase, Inc., ADR	87,693	9,826,878	0.6%
Ping An Insurance Group Co. of China, Ltd., Class H	1,851,000	20,180,090	1.1%
Shenzhou International Group Holdings, Ltd.	199,000	4,377,799	0.3%
Sino Biopharmaceutical, Ltd.	3,401,000	3,649,672	0.2%
# Sunac China Holdings, Ltd.	1,034,000	4,010,638	0.2%
Tencent Holdings, Ltd.	1,013,100	80,817,004	4.5%
* Trip.com Group, Ltd., ADR	98,998	3,868,842	0.2%
* Vipshop Holdings, Ltd., ADR	121,028	3,724,032	0.2%
Yum China Holdings, Inc.	103,926	6,539,024	0.4%
Other Securities		298,976,162	16.3%

TOTAL CHINA		601,514,691	33.6%

COLOMBIA — (0.1%)
Other Securities		2,512,857	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		697,955	0.0%

EGYPT — (0.1%)
Other Securities		994,451	0.1%

GREECE — (0.2%)
Other Securities		4,433,928	0.3%

HONG KONG — (0.1%)
Other Securities		999,233	0.1%

29

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HUNGARY — (0.2%)
Other Securities		$3,834,215	0.2%

INDIA — (9.3%)
HCL Technologies, Ltd.	300,322	3,643,489	0.2%
* HDFC Bank, Ltd.	485,788	9,233,879	0.5%
Hindustan Unilever, Ltd.	113,845	3,605,131	0.2%
Housing Development Finance Corp., Ltd.	157,940	5,171,306	0.3%
Infosys, Ltd.	576,456	10,431,858	0.6%
Tata Consultancy Services, Ltd.	152,663	6,256,475	0.4%
Other Securities		131,281,807	7.3%

TOTAL INDIA		169,623,945	9.5%

INDONESIA — (1.3%)
Other Securities		22,760,618	1.3%

MALAYSIA — (1.6%)
Other Securities		29,257,941	1.6%

MEXICO — (1.9%)
Other Securities		34,034,191	1.9%

PERU — (0.1%)
Other Securities		1,636,511	0.1%

PHILIPPINES — (0.7%)
Other Securities		13,436,400	0.8%

POLAND — (0.8%)
Other Securities		14,782,647	0.8%

QATAR — (0.6%)
Other Securities		10,816,216	0.6%

RUSSIA — (0.5%)
Other Securities		9,292,044	0.5%

SAUDI ARABIA — (2.2%)
Al Rajhi Bank	165,707	4,362,938	0.3%
National Commercial Bank	241,173	3,651,592	0.2%
Other Securities		31,272,905	1.7%

TOTAL SAUDI ARABIA		39,287,435	2.2%

SOUTH AFRICA — (4.1%)
FirstRand, Ltd.	1,422,065	5,002,248	0.3%
Impala Platinum Holdings, Ltd.	239,519	4,475,661	0.3%
* MTN Group, Ltd.	646,482	4,090,105	0.2%
Naspers, Ltd., Class N	32,874	7,481,464	0.4%
Other Securities		53,694,661	3.0%

TOTAL SOUTH AFRICA		74,744,139	4.2%

SOUTH KOREA — (15.8%)
LG Chem, Ltd.	6,893	5,754,190	0.3%
LG Electronics, Inc.	43,760	6,147,934	0.4%
NAVER Corp.	11,222	3,613,730	0.2%

30

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Samsung Electronics Co., Ltd.	768,762	$56,031,586	3.2%
Samsung Electronics Co., Ltd., GDR	13,276	24,189,787	1.4%
SK Hynix, Inc.	133,838	15,268,409	0.9%
Other Securities		175,621,026	9.6%

TOTAL SOUTH KOREA		286,626,662	16.0%

TAIWAN — (18.5%)
Hon Hai Precision Industry Co., Ltd.	1,466,599	6,029,256	0.4%
MediaTek, Inc.	177,360	7,435,386	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,883,214	39,659,747	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	370,400	43,240,496	2.4%
Uni-President Enterprises Corp.	1,356,577	3,633,532	0.2%
Other Securities		236,466,860	13.2%

TOTAL TAIWAN		336,465,277	18.8%

THAILAND — (2.1%)
Other Securities		37,645,580	2.1%

TURKEY — (0.6%)
Other Securities		10,910,131	0.6%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		7,763,455	0.4%

UNITED KINGDOM — (0.0%)
Other Security		308,227	0.0%

TOTAL COMMON STOCKS		1,775,249,065	99.3%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
Other Securities		8,842,042	0.5%

CHILE — (0.1%)
Other Securities		318,868	0.0%

COLOMBIA — (0.0%)
Other Securities		312,928	0.0%

PHILIPPINES — (0.0%)
Other Security		70,444	0.0%

SOUTH KOREA — (0.0%)
Other Security		9,487	0.0%

TOTAL PREFERRED STOCKS		9,553,769	0.5%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		671	0.0%

INDONESIA — (0.0%)
Other Security		21,242	0.0%

31

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MALAYSIA — (0.0%)
Other Securities		$16,623	0.0%

SOUTH KOREA — (0.0%)
Other Securities		16,356	0.0%

TAIWAN — (0.0%)
Other Securities		7,599	0.0%

THAILAND — (0.0%)
Other Securities		40,324	0.0%

TURKEY — (0.0%)
Other Securities		56,751	0.0%

TOTAL RIGHTS/WARRANTS		159,566	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $1,170,277,689)		1,784,962,400

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	2,905,038	33,611,294	1.9%

TOTAL INVESTMENTS — (100.0%) (Cost $1,203,886,044)		$1,818,573,694	101.7%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$51,119,718	—	—	$51,119,718
Chile	9,750,598	—	—	9,750,598
China	102,794,405	$498,720,286	—	601,514,691
Colombia	2,512,857	—	—	2,512,857
Czech Republic	—	697,955	—	697,955
Egypt	16,055	978,396	—	994,451
Greece	4,786	4,429,142	—	4,433,928
Hong Kong	680,484	318,749	—	999,233
Hungary	—	3,834,215	—	3,834,215
India	5,523,858	164,100,087	—	169,623,945
Indonesia	1,696,344	21,064,274	—	22,760,618
Malaysia	21,484	29,236,457	—	29,257,941
Mexico	34,033,848	343	—	34,034,191
Peru	1,636,511	—	—	1,636,511
Philippines	255,371	13,181,029	—	13,436,400
Poland	—	14,782,647	—	14,782,647
Qatar	—	10,816,216	—	10,816,216
Russia	2,303,699	6,988,345	—	9,292,044
Saudi Arabia	82,119	39,205,316	—	39,287,435
South Africa	7,622,326	67,121,813	—	74,744,139
South Korea	5,013,741	281,612,921	—	286,626,662
Taiwan	46,410,147	290,055,130	—	336,465,277

32

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$37,642,745	$2,835	—	$37,645,580
Turkey	62,078	10,848,053	—	10,910,131
United Arab Emirates	—	7,763,455	—	7,763,455
United Kingdom	—	308,227	—	308,227
Preferred Stocks
Brazil	8,842,042	—	—	8,842,042
Chile	318,868	—	—	318,868
Colombia	312,928	—	—	312,928
Philippines	70,444	—	—	70,444
South Korea	—	9,487	—	9,487
Rights/Warrants
India	671	—	—	671
Indonesia	—	21,242	—	21,242
Malaysia	—	16,623	—	16,623
South Korea	—	16,356	—	16,356
Taiwan	—	7,599	—	7,599
Thailand	—	40,324	—	40,324
Turkey	—	56,751	—	56,751
Securities Lending Collateral	—	33,611,294	—	33,611,294

TOTAL	$318,728,127	$1,499,845,567	—	$1,818,573,694

See accompanying Notes to Financial Statements.

33

GLOBAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	2,668,266	$61,823,718
Investment in International Social Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	2,114,470	32,520,550
Investment in Emerging Markets Social Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	831,626	14,129,329

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $83,186,268)		$108,473,597

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026%
(Cost $45,788)	45,788	45,788

TOTAL INVESTMENTS — (100.0%)
(Cost $83,232,056)		$108,519,385

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$108,473,597	—	—	$108,473,597
Temporary Cash Investments	45,788	—	—	45,788

TOTAL	$108,519,385	—	—	$108,519,385

See accompanying Notes to Financial Statements.

34

DFA SOCIAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
AGENCY OBLIGATIONS — (17.2%)
Federal Home Loan Bank
5.375%, 08/15/24	800	$928,901
2.875%, 09/13/24	2,500	2,700,463
2.750%, 12/13/24	2,700	2,914,371
3.125%, 09/12/25	1,000	1,099,726
5.750%, 06/12/26	200	248,442
3.000%, 09/11/26	1,200	1,327,580
3.000%, 03/10/28	2,500	2,769,010
3.250%, 06/09/28	3,190	3,602,486
3.250%, 11/16/28	7,100	8,034,788
2.125%, 09/14/29	945	986,942
2.125%, 12/14/29	1,000	1,044,783
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29	2,500	3,566,902
6.750%, 03/15/31	3,815	5,549,082
6.250%, 07/15/32	4,239	6,158,929
Federal National Mortgage Association
# 2.625%, 09/06/24	800	858,818
2.125%, 04/24/26	3,800	4,033,471
1.875%, 09/24/26	6,000	6,293,290
0.750%, 10/08/27	1,750	1,694,675
6.250%, 05/15/29	4,330	5,881,706
7.125%, 01/15/30	3,583	5,181,926
7.250%, 05/15/30	3,316	4,880,756
0.875%, 08/05/30	10,700	9,995,574
6.625%, 11/15/30	3,600	5,144,744

TOTAL AGENCY OBLIGATIONS		84,897,365

BONDS — (50.9%)
3M Co.
2.875%, 10/15/27	850	917,250
2.375%, 08/26/29	1,000	1,025,860
ABB Finance USA, Inc.
2.875%, 05/08/22	100	102,587
Activision Blizzard, Inc.
3.400%, 06/15/27	100	110,271
1.350%, 09/15/30	2,500	2,288,141
Adobe, Inc.
3.250%, 02/01/25	160	173,430
Aetna, Inc.
3.500%, 11/15/24	50	54,159
Affiliated Managers Group, Inc.
3.500%, 08/01/25	150	163,047
3.300%, 06/15/30	800	846,114

		Face Amount^	Value†
		(000)
	Aflac, Inc.
	3.625%, 11/15/24	250	$274,447
	3.250%, 03/17/25	50	54,312
	Ahold Finance USA LLC
	6.875%, 05/01/29	40	53,804
	Airbus SE
Ω	3.150%, 04/10/27	200	213,745
	Albemarle Corp.
	4.150%, 12/01/24	200	220,261
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	600	656,156
	Alphabet, Inc.
#	3.375%, 02/25/24	200	217,025
	1.998%, 08/15/26	200	209,817
	1.100%, 08/15/30	5,000	4,644,463
	Amazon.com, Inc.
	3.150%, 08/22/27	800	880,833
	1.500%, 06/03/30	2,000	1,925,447
	Amcor Flexibles North America, Inc.
	4.500%, 10/15/21	100	100,788
	2.630%, 06/19/30	125	126,246
	American Express Credit Corp.
	3.300%, 05/03/27	700	774,386
	American Honda Finance Corp.
	1.950%, 05/20/22	1,000	1,017,124
	2.300%, 09/09/26	750	787,664
	American International Group, Inc.
	4.125%, 02/15/24	350	382,815
	3.900%, 04/01/26	200	221,981
	American Water Capital Corp.
	2.950%, 09/01/27	100	107,503
	Ameriprise Financial, Inc.
	4.000%, 10/15/23	30	32,577
	3.700%, 10/15/24	400	439,400
#	2.875%, 09/15/26	500	538,328
	AmerisourceBergen Corp.
	3.450%, 12/15/27	200	219,011
	Analog Devices, Inc.
	3.900%, 12/15/25	533	593,511
	Anthem, Inc.
	3.500%, 08/15/24	150	162,419
	4.101%, 03/01/28	400	451,524
	2.250%, 05/15/30	500	492,215

35

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27	500	$551,927
	Aon Corp.
	3.750%, 05/02/29	1,000	1,112,272
	Aon P.L.C.
	3.500%, 06/14/24	275	295,693
	Apple, Inc.
	3.250%, 02/23/26	250	274,809
	2.450%, 08/04/26	695	740,055
	3.350%, 02/09/27	2,300	2,545,068
	3.000%, 06/20/27	1,000	1,097,498
	3.000%, 11/13/27	500	546,949
	2.200%, 09/11/29	2,000	2,038,468
	Applied Materials, Inc.
	3.300%, 04/01/27	300	329,766
	Arrow Electronics, Inc.
	3.875%, 01/12/28	400	441,579
	AT&T, Inc.
#	2.750%, 06/01/31	1,025	1,023,515
Ω	2.550%, 12/01/33	228	217,318
	Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25	250	277,889
	Autodesk, Inc.
	4.375%, 06/15/25	150	167,800
#	3.500%, 06/15/27	845	930,836
	Automatic Data Processing, Inc.
	3.375%, 09/15/25	1,600	1,762,572
	1.250%, 09/01/30	3,800	3,531,535
	AutoZone, Inc.
	3.125%, 04/21/26	450	488,872
	Avnet, Inc.
	4.625%, 04/15/26	250	281,561
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	728	802,122
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	600	648,587
	Banco Santander SA
	3.800%, 02/23/28	200	217,522
	Bank of America Corp.
	3.300%, 01/11/23	150	157,582
	4.000%, 04/01/24	136	149,339
	Bank of Montreal
	1.850%, 05/01/25	2,000	2,064,075
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24	300	326,381
	1.600%, 04/24/25	850	874,239
	2.800%, 05/04/26	500	538,296

		Face Amount^	Value†
		(000)
	Barclays P.L.C.
	4.375%, 01/12/26	500	$560,559
	Best Buy Co., Inc.
	4.450%, 10/01/28	500	573,726
	BlackRock, Inc.
	3.200%, 03/15/27	350	384,777
	3.250%, 04/30/29	2,000	2,205,482
	1.900%, 01/28/31	4,000	3,913,976
	Booking Holdings, Inc.
	3.600%, 06/01/26	635	704,429
	4.625%, 04/13/30	1,000	1,172,036
	Boston Scientific Corp.
	3.850%, 05/15/25	102	113,036
	BPCE SA
	4.000%, 04/15/24	500	547,163
	British Telecommunications P.L.C.
	5.125%, 12/04/28	500	592,450
Ω	3.250%, 11/08/29	1,000	1,054,607
	Broadcom, Inc.
	3.150%, 11/15/25	1,000	1,071,058
	4.150%, 11/15/30	800	874,497
	4.300%, 11/15/32	500	551,861
	Brown & Brown, Inc.
	4.200%, 09/15/24	240	263,773
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	965	1,063,725
	CA, Inc.
	4.700%, 03/15/27	250	280,967
	Campbell Soup Co.
	4.150%, 03/15/28	86	96,698
	Canadian Pacific Railway Co.
	2.900%, 02/01/25	50	53,157
	Capital One Financial Corp.
	3.750%, 04/24/24	50	54,469
	3.200%, 02/05/25	260	280,098
	3.750%, 03/09/27	700	777,162
	3.800%, 01/31/28	700	778,774
	Cardinal Health, Inc.
	3.750%, 09/15/25	1,000	1,099,520
	3.410%, 06/15/27	500	545,445
	Charles Schwab Corp. (The)
	3.200%, 03/02/27	700	763,395
	Chevron Corp.
	2.954%, 05/16/26	1,600	1,729,899
	2.236%, 05/11/30	5,400	5,435,169
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,500	1,593,315
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24	50	54,286
	Cigna Corp.
	3.500%, 06/15/24	250	269,602
	3.250%, 04/15/25	750	809,226
	3.400%, 03/01/27	56	61,186

36

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	2.400%, 03/15/30		500	$500,317
	Cincinnati Financial Corp.
	6.920%, 05/15/28		600	773,877
	Cisco Systems, Inc.
#	2.500%, 09/20/26		1,000	1,076,468
	Citigroup, Inc.
	3.875%, 10/25/23		380	413,122
	Citizens Bank N.A.
	3.750%, 02/18/26		2,000	2,221,424
	Citrix Systems, Inc.
	3.300%, 03/01/30		1,500	1,567,792
	Clorox Co. (The)
	3.900%, 05/15/28		750	843,662
	CME Group, Inc.
	3.000%, 03/15/25		85	91,464
	3.750%, 06/15/28		1,000	1,127,444
	CNA Financial Corp.
	3.950%, 05/15/24		300	325,589
	4.500%, 03/01/26		280	317,779
	Coca-Cola Co. (The)
	2.250%, 09/01/26		740	788,183
	2.900%, 05/25/27		400	435,383
	Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	150	186,577
	Comcast Corp.
	3.375%, 08/15/25		500	548,592
	3.150%, 03/01/26		200	218,303
	Comerica, Inc.
#	4.000%, 02/01/29		500	565,622
	Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		100	109,487
	Conagra Brands, Inc.
#	4.850%, 11/01/28		1,000	1,177,561
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	325,256
	5.300%, 03/01/35		350	438,998
	Cooperatieve Rabobank UA
	3.875%, 02/08/22		50	51,384
	3.375%, 05/21/25		1,500	1,636,917
	Costco Wholesale Corp.
	3.000%, 05/18/27		1,200	1,313,192
#	1.600%, 04/20/30		4,000	3,867,104
	1.750%, 04/20/32		2,000	1,928,199
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		400	435,729
	Credit Suisse AG
	3.625%, 09/09/24		500	543,564
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28		200	225,106
	CVS Health Corp.
	2.750%, 12/01/22		200	206,292
	3.875%, 07/20/25		505	559,524

		Face Amount^	Value†
		(000)
	Deere & Co.
	5.375%, 10/16/29	80	$100,314
	Dentsply Sirona, Inc.
	3.250%, 06/01/30	2,525	2,656,480
	Discover Bank
	4.650%, 09/13/28	1,400	1,619,244
	Discover Financial Services
	3.750%, 03/04/25	1,000	1,089,607
	Discovery Communications LLC
	3.900%, 11/15/24	150	163,589
	4.900%, 03/11/26	200	228,645
	Dollar General Corp.
	3.250%, 04/15/23	100	104,765
	4.150%, 11/01/25	500	560,239
	Dollar Tree, Inc.
	4.200%, 05/15/28	600	681,108
	Dow Chemical Co. (The)
	3.500%, 10/01/24	133	143,609
	DXC Technology Co.
	4.750%, 04/15/27	700	794,785
	E*TRADE Financial Corp.
	2.950%, 08/24/22	300	309,229
	4.500%, 06/20/28	750	857,411
	Eaton Corp.
	3.103%, 09/15/27	400	433,215
	4.000%, 11/02/32	900	1,028,915
	Eaton Vance Corp.
	3.500%, 04/06/27	1,500	1,637,123
	Ecolab, Inc.
	2.700%, 11/01/26	500	535,328
	Electronic Arts, Inc.
	4.800%, 03/01/26	250	289,250
	Enbridge, Inc.
	3.500%, 06/10/24	300	321,769
	3.700%, 07/15/27	500	547,547
	Enel Finance International NV
Ω	3.500%, 04/06/28	200	215,620
Ω	4.875%, 06/14/29	200	234,681
	Enterprise Products Operating LLC
	3.900%, 02/15/24	100	108,101
	Equinix, Inc.
	2.150%, 07/15/30	300	288,594
	Equinor ASA
	2.650%, 01/15/24	100	105,722
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	200	219,375
	Exelon Corp.
	3.400%, 04/15/26	200	217,790
	Exelon Generation Co. LLC
	3.250%, 06/01/25	1,000	1,075,152
	Expedia Group, Inc.
	3.250%, 02/15/30	2,000	2,030,270

37

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	FedEx Corp.
	3.200%, 02/01/25	300	$325,817
	4.900%, 01/15/34	672	816,501
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	700	739,850
	Fifth Third Bancorp
	3.950%, 03/14/28	500	568,911
	Flex, Ltd.
	4.875%, 06/15/29	700	798,060
	FMR LLC
Ω	4.950%, 02/01/33	250	309,850
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	2,000	2,119,347
	GATX Corp.
	3.250%, 09/15/26	400	432,403
	General Mills, Inc.
	4.200%, 04/17/28	400	455,811
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	130	149,785
	Georgia-Pacific LLC
	7.750%, 11/15/29	40	56,657
	Global Payments, Inc.
	4.800%, 04/01/26	530	608,653
	4.450%, 06/01/28	1,107	1,264,433
	Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24	2,000	2,185,370
	3.750%, 02/25/26	1,150	1,277,593
	Halliburton Co.
	3.500%, 08/01/23	11	11,657
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	585	628,010
	Hasbro, Inc.
	3.500%, 09/15/27	100	108,680
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	1,000	987,467
	Honeywell International, Inc.
	2.500%, 11/01/26	700	747,893
	HP, Inc.
	3.400%, 06/17/30	2,000	2,134,709
	HSBC Holdings P.L.C.
	4.300%, 03/08/26	200	225,278
	3.900%, 05/25/26	1,000	1,108,006
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	500	507,525
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	100	108,116
	ING Groep NV
	3.550%, 04/09/24	500	540,581
	4.050%, 04/09/29	700	786,137

		Face Amount^	Value†
		(000)
	Intel Corp.
#	3.150%, 05/11/27	500	$548,089
	Intercontinental Exchange, Inc.
	4.000%, 10/15/23	300	324,963
	3.750%, 12/01/25	1,375	1,525,452
	International Business Machines Corp.
	3.300%, 01/27/27	750	822,241
	International Paper Co.
	3.800%, 01/15/26	28	31,052
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24	124	135,942
	Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22	600	616,018
	ITC Holdings Corp.
	3.650%, 06/15/24	200	214,841
	Jabil, Inc.
	3.600%, 01/15/30	750	809,566
	Janus Capital Group, Inc.
	4.875%, 08/01/25	350	397,311
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	400	462,483
	JM Smucker Co. (The)
	3.500%, 03/15/25	70	76,288
	JPMorgan Chase & Co.
	3.875%, 02/01/24	500	545,487
	3.900%, 07/15/25	1,000	1,107,741
	2.950%, 10/01/26	500	539,058
	Kellogg Co.
	2.750%, 03/01/23	75	77,606
	3.250%, 04/01/26	200	217,521
	3.400%, 11/15/27	500	547,306
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	250	272,996
	KeyBank NA
	3.300%, 06/01/25	250	273,103
	KeyCorp
	2.550%, 10/01/29	800	820,869
	Kilroy Realty L.P.
	2.500%, 11/15/32	1,900	1,823,408
	Kimberly-Clark Corp.
	2.400%, 06/01/23	50	52,115
	Kimco Realty Corp.
	2.700%, 10/01/30	2,200	2,226,725
	Kroger Co. (The)
	7.500%, 04/01/31	424	599,782
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	750	824,211

38

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	Lam Research Corp.
	4.000%, 03/15/29	250	$285,456
	Lear Corp.
	3.800%, 09/15/27	272	299,078
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24	900	947,581
	Legg Mason, Inc.
	4.750%, 03/15/26	30	34,661
	Liberty Mutual Group, Inc.
#Ω	4.569%, 02/01/29	1,000	1,159,967
	Lincoln National Corp.
#	3.350%, 03/09/25	75	81,575
#	3.400%, 01/15/31	450	483,996
	Lloyds Banking Group P.L.C.
	4.450%, 05/08/25	700	785,879
	3.750%, 01/11/27	450	496,183
	4.375%, 03/22/28	1,000	1,133,822
	Loews Corp.
	2.625%, 05/15/23	50	51,892
	3.750%, 04/01/26	200	222,582
	Lowe’s Cos., Inc.
	3.875%, 09/15/23	50	53,729
	3.375%, 09/15/25	125	136,807
	2.500%, 04/15/26	500	530,119
	LYB International Finance III LLC
	3.375%, 05/01/30	400	427,546
	LyondellBasell Industries NV
	5.750%, 04/15/24	300	339,146
	Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26	250	279,125
	Manufacturers & Traders
	Trust Co.
	2.900%, 02/06/25	1,300	1,390,229
	Mars, Inc.
Ω	1.625%, 07/16/32	1,400	1,307,138
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22	300	304,902
	3.500%, 03/10/25	250	272,731
	Mastercard, Inc.
	2.950%, 11/21/26	300	325,401
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	150	164,321
	McDonald’s Corp.
	3.700%, 01/30/26	150	166,819
	McKesson Corp.
	3.796%, 03/15/24	75	81,407
	4.750%, 05/30/29	1,000	1,178,705
	Medtronic, Inc.
	3.500%, 03/15/25	96	105,867
	MetLife, Inc.
	3.600%, 04/10/24	50	54,413
	3.000%, 03/01/25	250	269,727
	5.700%, 06/15/35	350	474,948

		Face Amount^	Value†
		(000)
	Micron Technology, Inc.
	4.663%, 02/15/30	600	$691,134
	Microsoft Corp.
	3.300%, 02/06/27	1,900	2,107,504
	Mizuho Financial Group, Inc.
	2.953%, 02/28/22	400	408,782
	Morgan Stanley
	3.875%, 04/29/24	350	382,074
	3.875%, 01/27/26	400	445,904
	3.625%, 01/20/27	400	443,535
	Mosaic Co. (The)
	4.250%, 11/15/23	194	209,526
	Motorola Solutions, Inc.
	4.600%, 05/23/29	900	1,034,274
	MPLX L.P.
	4.125%, 03/01/27	397	441,969
	Nasdaq, Inc.
	4.250%, 06/01/24	375	412,351
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27	250	277,770
	National Bank of Canada
	2.100%, 02/01/23	1,000	1,028,315
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	121	179,366
	Nationwide Building Society
Ω	3.900%, 07/21/25	600	664,584
	Natwest Group P.L.C.
	4.800%, 04/05/26	200	228,755
	NetApp, Inc.
	3.300%, 09/29/24	200	215,144
	2.700%, 06/22/30	500	506,703
	NIKE, Inc.
	2.375%, 11/01/26	500	533,130
	2.850%, 03/27/30	6,100	6,494,744
	Nomura Holdings, Inc.
	2.679%, 07/16/30	400	396,464
	Northern Trust Corp.
	1.950%, 05/01/30	600	590,956
	Nucor Corp.
	3.950%, 05/01/28	300	336,469
	Nutrien, Ltd.
	3.625%, 03/15/24	300	322,703
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	55,440
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	300	327,145
	Oracle Corp.
	2.950%, 05/15/25	1,250	1,335,021
	3.250%, 11/15/27	1,750	1,897,821
	O’Reilly Automotive, Inc.
	3.600%, 09/01/27	800	881,011
	Packaging Corp. of America
	4.500%, 11/01/23	500	543,199

39

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	721	$781,870
	PepsiCo, Inc.
	2.750%, 03/05/22	100	102,124
	Phillips 66
	4.300%, 04/01/22	123	127,358
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	200	216,499
	3.750%, 03/01/28	500	538,495
	3.150%, 12/15/29	465	476,003
	PNC Bank NA
	3.250%, 06/01/25	250	272,149
	PPG Industries, Inc.
	2.800%, 08/15/29	473	495,387
	Principal Financial Group, Inc.
	3.125%, 05/15/23	200	211,550
	3.100%, 11/15/26	100	108,133
	Progressive Corp.
	2.450%, 01/15/27	200	210,684
	Province of Quebec Canada
	7.500%, 09/15/29	500	714,334
	Prudential Financial, Inc.
	3.500%, 05/15/24	200	217,777
	QUALCOMM, Inc.
	1.650%, 05/20/32	651	607,758
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	200	217,832
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	400	446,621
	3.150%, 06/15/30	1,300	1,357,046
	Rockwell Automation, Inc.
	2.875%, 03/01/25	300	318,603
	Roper Technologies, Inc.
	3.800%, 12/15/26	200	223,710
	Royalty Pharma P.L.C.
Ω	2.200%, 09/02/30	1,800	1,719,358
	Ryder System, Inc.
	2.875%, 06/01/22	135	138,332
	3.350%, 09/01/25	1,000	1,086,351
	salesforce.com, Inc.
	3.700%, 04/11/28	200	224,608
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	250	277,766
	4.400%, 07/13/27	200	222,721
	Santander UK P.L.C.
	4.000%, 03/13/24	50	54,868
	Schlumberger Investment SA
	2.650%, 06/26/30	439	449,035
	Sempra Energy
	3.550%, 06/15/24	250	269,382

		Face Amount^	Value†
		(000)
	Shell International Finance BV
	3.250%, 05/11/25	1,222	$1,331,795
	2.875%, 05/10/26	850	918,429
	4.125%, 05/11/35	650	750,317
	Sherwin-Williams Co. (The)
	3.450%, 08/01/25	100	108,950
	2.950%, 08/15/29	1,000	1,053,034
	Societe Generale S.A.
Ω	3.000%, 01/22/30	1,900	1,935,784
	Solvay Finance America LLC
Ω	4.450%, 12/03/25	200	225,283
	Southwest Gas Corp.
	3.700%, 04/01/28	100	109,282
	2.200%, 06/15/30	500	492,562
	Spectra Energy Partners L.P.
	4.750%, 03/15/24	400	441,701
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	200	220,214
	State Street Corp.
	3.550%, 08/18/25	200	221,950
	Steel Dynamics, Inc.
	3.250%, 01/15/31	125	132,849
	Stryker Corp.
	3.375%, 05/15/24	200	214,682
	3.375%, 11/01/25	500	546,382
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	800	886,268
	3.040%, 07/16/29	800	841,828
	2.130%, 07/08/30	800	786,860
	Sysco Corp.
	3.300%, 07/15/26	1,000	1,085,757
	Target Corp.
	2.500%, 04/15/26	325	348,645
	TCI Communications, Inc.
	7.875%, 02/15/26	140	182,630
	TD Ameritrade Holding Corp.
	3.625%, 04/01/25	30	32,970
	Telefonica Europe BV
	8.250%, 09/15/30	975	1,398,997
	Texas Instruments, Inc.
	2.900%, 11/03/27	500	541,477
	Thomson Reuters Corp.
	4.300%, 11/23/23	400	433,283
	TJX Cos., Inc. (The)
	2.250%, 09/15/26	1,150	1,211,523
	TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	90	103,766
	4.250%, 05/15/28	500	564,867
	4.625%, 03/01/34	400	458,473
	Travelers Property Casualty Corp.
	6.375%, 03/15/33	675	946,991

40

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Truist Bank
2.450%, 08/01/22	400	$410,229
TWDC Enterprises 18 Corp.
3.150%, 09/17/25	200	217,628
U.S. Bancorp
3.700%, 01/30/24	75	81,396
U.S. Bank NA
2.800%, 01/27/25	750	803,936
Unilever Capital Corp.
2.000%, 07/28/26	100	104,099
Union Pacific Corp.
3.750%, 03/15/24	200	216,486
2.891%, 04/06/36	650	653,647
United Parcel Service, Inc.
2.450%, 10/01/22	100	103,152
Valero Energy Corp.
3.400%, 09/15/26	250	267,895
Verizon Communications, Inc.
3.376%, 02/15/25	24	26,180
2.625%, 08/15/26	200	212,679
4.329%, 09/21/28	823	948,812
4.016%, 12/03/29	151	170,760
ViacomCBS, Inc.
3.875%, 04/01/24	31	33,459
3.500%, 01/15/25	250	269,173
2.900%, 01/15/27	704	741,813
# 4.200%, 05/19/32	500	557,553
Visa, Inc.
3.150%, 12/14/25	375	410,168
2.050%, 04/15/30	4,500	4,552,606
VMware, Inc.
3.900%, 08/21/27	560	620,953
Vodafone Group P.L.C.
7.875%, 02/15/30	200	282,507
Walgreens Boots Alliance,
Inc.
3.450%, 06/01/26	158	172,806
Walmart, Inc.
2.550%, 04/11/23	100	103,936
3.050%, 07/08/26	1,200	1,315,610
3.250%, 07/08/29	460	510,045
2.375%, 09/24/29	3,000	3,135,201
7.550%, 02/15/30	1,200	1,748,424
Walt Disney Co. (The)
3.700%, 09/15/24	200	218,610
6.200%, 12/15/34	300	416,844
Waste Management, Inc.
3.500%, 05/15/24	310	334,814
Wells Fargo & Co.
3.000%, 02/19/25	850	912,643
Welltower, Inc.
4.125%, 03/15/29	450	506,515
# 2.750%, 01/15/31	1,000	1,013,845
Westlake Chemical Corp.
3.375%, 06/15/30	100	104,923
Westpac Banking Corp.

	Face Amount^	Value†
	(000)
2.500%, 06/28/22	708	$726,642
2.850%, 05/13/26	300	322,750
3.350%, 03/08/27	550	609,040
WestRock MWV LLC
8.200%, 01/15/30	222	308,777
Whirlpool Corp.
3.700%, 05/01/25	200	219,436
4.750%, 02/26/29	1,000	1,173,662
WRKCo, Inc.
3.000%, 06/15/33	1,700	1,754,259
Zoetis, Inc.
3.000%, 09/12/27	355	382,456
TOTAL BONDS		251,082,788
U.S. TREASURY OBLIGATIONS — (29.9%)
U.S. Treasury Bonds
6.750%, 08/15/26	1,000	1,301,562
6.625%, 02/15/27	3,000	3,947,578
6.125%, 11/15/27	1,250	1,639,600
5.250%, 11/15/28	250	319,853
5.250%, 02/15/29	2,500	3,213,281
6.125%, 08/15/29	1,545	2,114,296
6.250%, 05/15/30	1,530	2,146,482
5.375%, 02/15/31	2,500	3,366,309
4.500%, 02/15/36	4,000	5,354,375
U.S. Treasury Notes
2.125%, 05/15/25	1,300	1,378,762
2.000%, 08/15/25	2,800	2,958,156
2.250%, 11/15/25	3,400	3,630,164
1.625%, 02/15/26	3,150	3,271,078
1.625%, 05/15/26	4,100	4,253,910
1.500%, 08/15/26	3,500	3,603,223
1.625%, 09/30/26	2,000	2,070,781
2.000%, 11/15/26	3,000	3,163,359
1.625%, 11/30/26	2,000	2,068,516
1.500%, 01/31/27	2,000	2,052,031
2.250%, 02/15/27	2,500	2,669,141
2.375%, 05/15/27	3,775	4,057,388
0.500%, 06/30/27	3,500	3,365,469
2.250%, 08/15/27	3,700	3,944,980
0.500%, 10/31/27	3,800	3,628,852
2.250%, 11/15/27	3,000	3,195,469
0.625%, 11/30/27	1,250	1,201,709
0.625%, 12/31/27	4,500	4,319,648
2.750%, 02/15/28	3,200	3,511,125
1.125%, 02/29/28	4,500	4,455,000
1.250%, 03/31/28	3,250	3,240,352
2.875%, 05/15/28	3,750	4,147,559
2.875%, 08/15/28	4,250	4,704,053
3.125%, 11/15/28	3,000	3,376,406
2.625%, 02/15/29	2,900	3,159,527
2.375%, 05/15/29	3,000	3,211,992
1.625%, 08/15/29	4,250	4,301,465

41

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
1.750%, 11/15/29	3,500	$3,572,598
1.500%, 02/15/30	6,600	6,579,891
0.625%, 05/15/30	8,050	7,406,000
0.625%, 08/15/30	8,100	7,422,891
# 0.875%, 11/15/30	9,200	8,603,437
1.125%, 02/15/31	1,500	1,432,500

TOTAL U.S. TREASURY OBLIGATIONS		147,360,768

TOTAL INVESTMENT SECURITIES (Cost $468,949,074)		483,340,921

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	832,250	$9,629,137

TOTAL INVESTMENTS — (100.0%) (Cost $478,577,431)			$492,970,058

As of April 30, 2021, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,291,706	GBP	1,656,816	Citibank, N.A.	05/20/21	$ 3,493
GBP	1,349,249	USD	1,853,078	Citibank, N.A.	05/20/21	10,357
EUR	1,447,593	USD	1,735,103	Citibank, N.A.	06/02/21	6,253

Total Appreciation						$ 20,103
GBP	307,567	USD	427,575	Citibank, N.A.	05/20/21	$ (2,797)
USD	1,919,693	EUR	1,603,140	Bank of America Corp.	06/02/21	(8,776)

Total (Depreciation)						$ (11,573)

Total Appreciation (Depreciation)						$ 8,530

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations.	—	$84,897,365	—	$84,897,365
Bonds.	—	251,082,788	—	251,082,788
U.S. Treasury Obligations.	—	147,360,768	—	147,360,768
Securities Lending Collateral	—	9,629,137	—	9,629,137
Forward Currency Contracts**	—	8,530	—	8,530

TOTAL.	—	$492,978,588	—	$492,978,588

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

42

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (6.0%)
	Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		1,000	$1,085,106
	Federal Home Loan Bank
	3.125%, 09/12/25		3,000	3,299,177
	3.250%, 06/09/28		4,400	4,968,946
	3.250%, 11/16/28		1,500	1,697,490
	2.125%, 12/14/29		500	522,392
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,200	3,138,874
	6.750%, 03/15/31		1,200	1,745,452
	6.250%, 07/15/32		1,900	2,760,548
	Federal National Mortgage Association
	6.250%, 05/15/29		2,900	3,939,249
	7.125%, 01/15/30		650	940,065
	0.875%, 08/05/30		15,300	14,292,737
	6.625%, 11/15/30		5,000	7,145,478

	TOTAL AGENCY OBLIGATIONS			45,535,514

	BONDS — (92.9%)

	AUSTRALIA — (5.9%)
	Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	300	374,236
	Australia Government Bond
	1.500%, 06/21/31	AUD	4,000	3,026,310
	Australian Government
	2.750%, 06/21/35	AUD	3,300	2,762,063
	Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		829	907,650
	National Australia Bank, Ltd.
	1.375%, 08/30/28	EUR	1,800	2,345,421
	Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	4,549,358
Ω	1.750%, 07/20/34	AUD	10,000	7,191,080
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,861,734
	Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	115	149,170
	Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	2,500	1,850,261
	2.250%, 11/20/34	AUD	17,900	13,640,626

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)

	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	$1,852,094
	Westpac Banking Corp.
	2.125%, 05/02/25	GBP	700	1,017,218
	2.650%, 01/16/30		3,000	3,164,645

	TOTAL AUSTRALIA			44,691,866

	AUSTRIA — (0.3%)
	Republic of Austria Government Bond
Ω	0.750%, 10/20/26	EUR	1,600	2,048,056

	BELGIUM — (1.1%)
	Anheuser-Busch InBev SA
	2.250%, 05/24/29	GBP	1,450	2,084,465
	Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,603,260
	Kingdom of Belgium Government Bond
	5.500%, 03/28/28	EUR	1,700	2,868,826
Ω	1.000%, 06/22/31	EUR	500	656,681
	1.250%, 04/22/33	EUR	600	809,758

	TOTAL BELGIUM			8,022,990

	CANADA — (15.3%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	1,023,926
	Bank of Montreal
	1.900%, 08/27/21		2,000	2,010,981
	Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	3,000	2,580,076
	Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	3,248,844
	CPPIB Capital, Inc.
	2.000%, 11/01/29		2,000	2,042,972
Ω	1.250%, 01/28/31		7,000	6,631,025
	1.250%, 01/28/31		4,000	3,789,157
	1.500%, 03/04/33	EUR	1,850	2,515,104
	Province of Alberta Canada
	3.300%, 03/15/28		4,500	4,997,204
	2.050%, 06/01/30	CAD	7,500	6,046,984
	3.500%, 06/01/31	CAD	3,300	2,985,424
	3.900%, 12/01/33	CAD	5,700	5,322,241
	Province of British Columbia Canada
	2.200%, 06/18/30	CAD	8,800	7,272,037

43

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	CANADA —(Continued)
	6.350%, 06/18/31	CAD	1,500	$1,691,645
	Province of Manitoba Canada
	2.750%, 06/02/29	CAD	2,000	1,729,699
	3.250%, 09/05/29	CAD	800	715,493
	2.050%, 06/02/30	CAD	10,000	8,110,890
	6.300%, 03/05/31	CAD	3,000	3,319,562
	Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	2,800	2,258,998
	Province of Ontario Canada
	2.600%, 09/08/23	CAD	2,500	2,131,188
	1.050%, 05/21/27		1,500	1,477,879
	6.500%, 03/08/29	CAD	1,500	1,627,857
	2.000%, 10/02/29		500	508,584
	1.350%, 12/02/30	CAD	2,500	1,895,192
	6.200%, 06/02/31	CAD	1,500	1,666,835
	5.850%, 03/08/33	CAD	1,800	1,987,842
	5.600%, 06/02/35	CAD	6,500	7,218,033
	Province of Quebec Canada
	2.750%, 04/12/27		4,000	4,338,027
	0.000%, 10/15/29	EUR	1,000	1,187,171
#	1.350%, 05/28/30		5,000	4,790,693
	1.900%, 09/01/30	CAD	7,500	6,026,482
	Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	6,400	5,261,001
	6.400%, 09/05/31	CAD	6,500	7,320,730
	Thomson Reuters Corp.
	3.350%, 05/15/26		500	543,456

	TOTAL CANADA			116,273,232

	DENMARK — (0.1%)
Danske Bank A.S.
Ω	4.375%, 06/12/28		1,000	1,105,974

	FINLAND — (0.4%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	806,662
	Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	800	1,076,475
	Nordea Bank Abp
	0.875%, 06/26/23	EUR	800	983,877

	TOTAL FINLAND			2,867,014

	FRANCE — (4.5%)
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	800,788
	Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,800	3,788,500
	BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	2,278,830

			Face Amount^	Value†
			(000)
	FRANCE — (Continued)
	BPCE SA
	0.875%, 01/31/24	EUR	700	$862,833
	Caisse d’Amortissement de la Dette Sociale
	1.375%, 01/20/31		3,000	2,875,680
	French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	3,900	5,241,111
	Orange SA
	8.125%, 01/28/33	EUR	500	1,099,818
	Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	772,555
	Sanofi
	3.625%, 06/19/28		2,000	2,248,408
	SNCF Reseau
	5.250%, 12/07/28	GBP	1,000	1,791,332
	5.000%, 10/10/33	EUR	3,000	5,543,227
	Societe Generale S.A.
Ω	3.000%, 01/22/30		1,600	1,630,134
	Societe Generale SA
	1.375%, 01/13/28	EUR	900	1,131,012
Ω	4.750%, 09/14/28		700	804,644
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,731,340
	Unedic Asseo
	1.250%, 05/25/33	EUR	500	666,032

	TOTAL FRANCE			34,266,244

	GERMANY — (3.6%)
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	1,400	1,864,024
	BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,845,684
	BMW US Capital LLC
	1.000%, 04/20/27	EUR	900	1,141,134
	Daimler AG
	1.375%, 05/11/28	EUR	900	1,159,266
	1.125%, 08/08/34	EUR	500	611,342
Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	1,000	1,291,697
	2.750%, 03/19/29	EUR	107	154,909
	Deutsche Telekom International Finance B.V.
	2.000%, 12/01/29	EUR	500	684,150
	Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	1,032,163
	Fresenius Medical Care US Finance III, Inc.
Ω	2.375%, 02/16/31		3,300	3,179,408
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	248,000	2,516,658
	0.750%, 09/30/30		2,600	2,394,183

44

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	5.750%, 06/07/32	GBP	1,000	$2,034,838
	Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.313%, 09/27/21		1,000	1,000,394
	Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	840,760
	NRW Bank
	0.750%, 06/30/28	EUR	1,000	1,275,483
	Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	1,020,283
	State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	3,235,148

	TOTAL GERMANY			27,281,524

	IRELAND — (0.2%)
	Ireland Government Bond
	1.000%, 05/15/26	EUR	400	514,696
	0.900%, 05/15/28	EUR	700	905,479

	TOTAL IRELAND			1,420,175

	ITALY — (0.4%)
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,628,288
	1.750%, 07/04/29	EUR	800	1,023,503

	TOTAL ITALY			2,651,791

	JAPAN — (2.6%)
	Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	500	440,674
	Japan Government Twenty Year Bond
	1.500%, 03/20/34	JPY	195,000	2,076,503
	1.400%, 09/20/34	JPY	150,000	1,583,448
	1.200%, 09/20/35	JPY	200,000	2,069,649
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	1,118,631
	3.741%, 03/07/29		1,000	1,104,897
	2.048%, 07/17/30		1,500	1,465,839
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	641,287
	0.402%, 09/06/29	EUR	2,252	2,656,647
	Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,668,532

			Face Amount^	Value†
			(000)
	JAPAN — (Continued)
	2.679%, 07/16/30		1,000	$991,161
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	1,107,836
	3.446%, 01/11/27		600	657,346
	2.750%, 01/15/30		2,000	2,056,106

	TOTAL JAPAN			19,638,556

	NETHERLANDS — (1.9%)
	ABN AMRO Bank NV
	1.000%, 04/16/25	EUR	800	1,005,033
	BNG Bank NV
	5.200%, 12/07/28	GBP	1,500	2,700,513
	3.300%, 04/26/29	AUD	3,000	2,576,732
	Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	778,149
	Heineken NV
	1.375%, 01/29/27	EUR	1,000	1,286,717
	ING Groep NV
	3.950%, 03/29/27		1,500	1,679,232
	1.375%, 01/11/28	EUR	900	1,153,352
	Koninklijke KPN NV
	5.000%, 11/18/26	GBP	500	778,325
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	800	1,035,833
	Nederlandse Waterschapsbank NV
	1.000%, 03/01/28	EUR	1,000	1,296,769

	TOTAL NETHERLANDS			14,290,655

	NEW ZEALAND — (0.4%)
	New Zealand Government Bond
	3.500%, 04/14/33	NZD	3,500	2,932,035

	NORWAY — (2.3%)
	Kommunalbanken A.S.
	0.625%, 04/20/26	EUR	1,700	2,130,172
	1.125%, 06/14/30		13,500	12,746,268
	Norway Government Bond
Ω	1.750%, 09/06/29	NOK	20,000	2,475,901

	TOTAL NORWAY			17,352,341

	SINGAORE — (0.6%)
	Singapore Government Bond
	2.875%, 09/01/30	SGD	5,000	4,163,967
	Temasek Financial I, Ltd.
	2.375%, 01/23/23		320	330,564

	TOTAL SINGAPORE			4,494,531

45

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SPAIN — (0.5%)
Banco Santander SA
1.375%, 12/14/22	EUR	800	$987,172
3.490%, 05/28/30		400	423,739
Santander Holdings USA, Inc.
4.500%, 07/17/25		950	1,055,511
Santander UK Group Holdings P.L.C.
3.625%, 01/14/26	GBP	400	607,421
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	600	980,100

TOTAL SPAIN			4,053,943

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.2%)
African Development Bank
0.500%, 03/21/29	EUR	1,000	1,246,699
Asian Development Bank
2.350%, 06/21/27	JPY	1,200,000	12,685,805
Council Of Europe Development Bank
0.625%, 01/30/29	EUR	800	1,020,108
European Bank for Reconstruction & Development
5.625%, 12/07/28	GBP	800	1,479,634
European Financial Stability Facility
0.625%, 10/16/26	EUR	1,700	2,150,665
European Investment Bank
2.150%, 01/18/27	JPY	567,500	5,855,573
0.750%, 09/23/30		6,000	5,522,533
5.625%, 06/07/32	GBP	2,000	4,027,837
European Stability Mechanism
1.200%, 05/23/33	EUR	600	808,457
European Union
1.250%, 04/04/33	EUR	500	680,961
Inter-American Development Bank
0.875%, 08/27/27	CAD	5,000	3,907,579
3.125%, 09/18/28		500	557,886
1.125%, 01/13/31		3,500	3,310,322
International Bank for Reconstruction & Development
0.750%, 11/24/27		5,500	5,307,070
0.750%, 08/26/30		6,000	5,516,289
5.750%, 06/07/32	GBP	2,200	4,465,427
1.200%, 08/08/34	EUR	1,300	1,741,536
International Finance Corp.
1.500%, 04/15/35	AUD	2,700	1,855,497

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			62,139,878

			Face Amount^	Value†
			(000)
	SWEDEN — (0.2%)
	Swedbank AB
	0.400%, 08/29/23	EUR	1,000	$1,221,245

SWITZERLAND — (0.6%)
	Credit Suisse AG
	1.500%, 04/10/26	EUR	800	1,025,356
	Roche Holdings, Inc.
Ω	3.625%, 09/17/28		1,950	2,172,385
	UBS Group AG
	1.250%, 09/01/26	EUR	800	1,008,420

	TOTAL SWITZERLAND			4,206,161

UNITED KINGDOM — (6.3%)
	AstraZeneca P.L.C.
	5.750%, 11/13/31	GBP	500	965,926
	Barclays P.L.C.
	4.375%, 01/12/26		1,000	1,121,117
	3.250%, 01/17/33	GBP	1,800	2,728,875
	British Telecommunications P.L.C.
	3.125%, 11/21/31	GBP	1,200	1,798,882
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	1,700	2,166,043
	Coca-Cola European Partners P.L.C.
	2.625%, 11/06/23	EUR	300	383,022
	Diageo Finance P.L.C.
	1.500%, 10/22/27	EUR	500	650,207
	Experian Finance P.L.C.
Ω	2.750%, 03/08/30		3,500	3,586,792
GlaxoSmithKline Capital P.L.C.
	1.000%, 09/12/26	EUR	800	1,008,968
	5.250%, 12/19/33	GBP	600	1,154,753
	HSBC Holdings P.L.C.
	4.300%, 03/08/26		2,000	2,252,778
	4.950%, 03/31/30		1,500	1,771,226
	Lloyds Banking Group P.L.C.
	1.500%, 09/12/27	EUR	900	1,162,055
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		600	675,659
	Nationwide Building Society
	3.250%, 01/20/28	GBP	700	1,088,439
	Natwest Group P.L.C.
	4.800%, 04/05/26		700	800,641
	Prudential P.L.C.
	3.125%, 04/14/30		2,700	2,872,923
	Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	921,004
	United Kingdom Gilt
	4.500%, 09/07/34	GBP	800	1,573,763
	0.625%, 07/31/35	GBP	13,700	17,533,742

46

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.
1.875%, 11/20/29	EUR	600	$807,600
1.625%, 11/24/30	EUR	750	987,510

TOTAL UNITED KINGDOM			48,011,925

UNITED STATES — (37.5%)
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	800	1,031,686
AbbVie, Inc.
4.250%, 11/14/28		600	686,135
2.125%, 06/01/29	EUR	800	1,080,595
Activision Blizzard, Inc.
3.400%, 06/15/27		1,000	1,102,714
Advance Auto Parts, Inc.
3.900%, 04/15/30		750	819,728
Aetna, Inc.
3.500%, 11/15/24		693	750,644
Alleghany Corp.
3.625%, 05/15/30		1,000	1,087,519
Alphabet, Inc.
1.100%, 08/15/30		4,000	3,715,571
American Campus Communities Operating Partnership L.P.
3.875%, 01/30/31		3,000	3,266,399
American Express Co.
3.000%, 10/30/24		1,000	1,079,656
American International Group, Inc.
1.875%, 06/21/27	EUR	800	1,037,186
American Tower Corp.
3.950%, 03/15/29		1,000	1,109,321
American Water Capital Corp.
2.950%, 09/01/27		800	860,025
AmerisourceBergen Corp.
# 2.800%, 05/15/30		3,300	3,395,860
Amgen, Inc.
4.000%, 09/13/29	GBP	700	1,145,651
2.300%, 02/25/31		1,000	988,531
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	600	809,727
Anthem, Inc.
4.101%, 03/01/28		1,000	1,128,811
2.250%, 05/15/30		2,000	1,968,862
Aon Corp.
4.500%, 12/15/28		500	576,353
3.750%, 05/02/29		500	556,136
2.800%, 05/15/30		1,500	1,547,904
Aon P.L.C.
2.875%, 05/14/26	EUR	500	678,790
Apple, Inc.
1.200%,02/08/28		4,000	3,893,619

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
1.375%, 05/24/29	EUR	1,600	$2,107,263
3.050%, 07/31/29	GBP	1,300	2,051,365
1.650%, 05/11/30		4,000	3,885,208
1.250%, 08/20/30		4,000	3,761,188
Applied Materials, Inc.
3.300%, 04/01/27		1,000	1,099,219
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	1,103,949
AT&T, Inc.
2.750%, 06/01/31		2,000	1,997,102
5.200%, 11/18/33	GBP	500	895,638
Autodesk, Inc.
3.500%, 06/15/27		500	550,790
Avnet, Inc.
4.625%, 04/15/26		500	563,122
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27		800	881,453
Bank of America Corp.
7.000%, 07/31/28	GBP	600	1,137,269
Baxter International, Inc.
2.600%, 08/15/26		1,000	1,065,555
1.300%, 05/15/29	EUR	500	641,040
Best Buy Co., Inc.
4.450%, 10/01/28		800	917,961
Biogen, Inc.
4.050%, 09/15/25		900	1,001,630
2.250%, 05/01/30		2,800	2,723,089
BlackRock, Inc.
1.250%, 05/06/25	EUR	600	760,886
3.250%, 04/30/29		1,000	1,102,741
2.400%, 04/30/30		2,500	2,575,982
Booking Holdings, Inc.
1.800%, 03/03/27	EUR	500	653,994
3.550%, 03/15/28		1,200	1,311,571
4.625%, 04/13/30		253	296,525
Boston Properties LP
3.250%, 01/30/31		1,400	1,466,635
Bristol-Myers Squibb Co.
3.450%, 11/15/27		600	667,558
Broadcom, Inc.
4.300%, 11/15/32		1,000	1,103,722
Brown & Brown, Inc.
4.500%, 03/15/29		1,000	1,132,393
# 2.375%, 03/15/31		2,000	1,938,968
Brown-Forman Corp.
2.600%, 07/07/28	GBP	700	1,041,740
CA, Inc.
4.700%, 03/15/27		1,000	1,123,866
Campbell Soup Co.
4.150%, 03/15/28		600	674,636
Capital One Financial Corp.
3.750%, 03/09/27		600	666,139
3.800%, 01/31/28		700	778,775

47

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	1.650%, 06/12/29	EUR	1,000	$1,269,730
	Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	1,090,889
	Choice Hotels International, Inc.
	3.700%, 12/01/29		500	531,105
	Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	1,032,484
	0.875%, 12/15/29	EUR	1,500	1,844,618
	Cigna Corp.
	3.400%, 03/01/27		1,000	1,092,600
	4.375%, 10/15/28		1,000	1,145,286
	2.400%, 03/15/30		1,900	1,901,203
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	800	1,035,341
	Citizens Bank N.A.
	3.700%, 03/29/23		900	952,067
	3.750%, 02/18/26		500	555,356
	Citrix Systems, Inc.
	3.300%, 03/01/30		2,300	2,403,948
	CNA Financial Corp.
	3.950%, 05/15/24		900	976,768
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	3,511,987
	Coca Cola Co. (The)
	1.875%, 09/22/26	EUR	600	800,755
	Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	739,571
	Comcast Corp.
	5.500%, 11/23/29	GBP	600	1,084,809
	4.250%, 01/15/33		500	586,504
	Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	1,093,168
	3.150%, 08/01/29		1,000	1,054,648
	Costco Wholesale Corp.
	3.000%, 05/18/27		700	766,029
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	544,661
	Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	1,102,416
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	800	1,013,350
	Discover Financial Services
	4.500%, 01/30/26		800	906,752
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	1,030,953
	Discovery Communications, LLC
	3.950%, 03/20/28		2,000	2,198,299
	Dollar General Corp.
	4.150%, 11/01/25		600	672,287
	Dollar Tree, Inc.
	3.700%, 05/15/23		1,000	1,061,313

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Dover Corp.
	3.150%, 11/15/25		1,000	$1,077,603
	DXC Technology Co.
	2.750%, 01/15/25	GBP	500	717,870
	4.750%, 04/15/27		500	567,703
	E*TRADE Financial Corp.
	4.500%, 06/20/28		1,000	1,143,214
	Eaton Corp.
	4.000%, 11/02/32		950	1,086,077
	Eaton Vance Corp.
	3.500%, 04/06/27		477	520,605
	eBay, Inc.
	3.600%, 06/05/27		200	221,065
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	100	123,491
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	634,301
	2.000%, 10/15/29	EUR	300	408,175
	Equinix, Inc.
	3.200%, 11/18/29		1,000	1,055,028
	2.150%, 07/15/30		1,500	1,442,972
	ERP Operating L.P.
	2.500%, 02/15/30		2,500	2,539,528
	Expedia Group, Inc.
	3.800%, 02/15/28		1,000	1,072,408
	FedEx Corp.
	1.625%, 01/11/27	EUR	700	904,437
	1.300%, 08/05/31	EUR	1,000	1,264,627
	4.900%, 01/15/34		594	721,729
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,374,008
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,832,513
	Flex, Ltd.
	4.875%, 06/15/29		1,000	1,140,086
	4.875%, 05/12/30		1,500	1,726,795
	FLIR Systems, Inc.
	2.500%, 08/01/30		2,000	1,990,025
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,549,252
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		1,000	1,059,673
	Fox Corp.
	4.709%, 01/25/29		700	812,860
	GATX Corp.
	3.500%, 03/15/28		600	650,618
	General Dynamics Corp.
	2.125%, 08/15/26		600	625,492
	General Mills, Inc.
	1.000%, 04/27/23	EUR	525	644,760
	Gilead Sciences, Inc.
	3.650%, 03/01/26		600	662,322

48

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Global Payments, Inc.
	4.450%, 06/01/28		1,000	$1,142,216
Goldman Sachs Group, Inc. (The)
	3.125%, 07/25/29	GBP	500	760,877
	3.000%, 02/12/31	EUR	1,000	1,456,723
Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	1,073,521
Hasbro, Inc.
	3.500%, 09/15/27		1,900	2,064,913
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		1,000	987,467
Healthcare Trust of America Holdings L.P.
	2.000%, 03/15/31		1,000	944,492
Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		900	1,026,430
Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	1,098,173
HP, Inc.
	3.400%, 06/17/30		3,000	3,202,063
Intercontinental Exchange, Inc.
	2.100%, 06/15/30		2,500	2,440,025
International Business Machines Corp.
	1.750%, 03/07/28	EUR	800	1,060,805
J M Smucker Co. (The)
	4.250%, 03/15/35		1,400	1,596,936
Jabil, Inc.
	3.000%, 01/15/31		2,800	2,847,890
Johnson & Johnson
	2.900%, 01/15/28		2,500	2,715,724
JPMorgan Chase & Co.
	3.625%, 05/13/24		378	412,337
	2.950%, 10/01/26		500	539,058
	3.500%, 12/18/26	GBP	400	625,566
Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	2,179,986
Kellogg Co.
	1.250%, 03/10/25	EUR	800	1,004,263
Kemper Corp.
	2.400%, 09/30/30		1,200	1,160,874
Kilroy Realty L.P.
	2.500%, 11/15/32		3,500	3,358,910
Kroger Co. (The)
	7.500%, 04/01/31		600	848,749
Laboratory Corp. of America Holdings
	3.600%, 09/01/27		1,000	1,098,948
Lam Research Corp.
	4.000%, 03/15/29		800	913,458

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Lazard Group LLC
	4.375%, 03/11/29		2,600	$2,917,702
Lear Corp.
	3.800%, 09/15/27		319	350,758
	4.250%, 05/15/29		500	557,905
Legg Mason, Inc.
	4.750%, 03/15/26		900	1,039,835
Leggett & Platt, Inc.
	4.400%, 03/15/29		500	564,002
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,482,528
Lincoln National Corp.
	3.050%, 01/15/30		1,000	1,043,878
#	3.400%, 01/15/31		2,000	2,151,092
Loews Corp.
	3.750%, 04/01/26		600	667,747
Markel Corp.
	3.500%, 11/01/27		800	879,093
Mars, Inc.
Ω 3.600%, 04/01/34			1,200	1,335,820
Marsh & McLennan Cos., Inc.
	2.250%, 11/15/30		1,000	994,476
McDonald’s Corp.
	1.750%, 05/03/28	EUR	800	1,062,104
McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,797,298
Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	793,192
MetLife, Inc.
	6.500%, 12/15/32		500	702,709
Micron Technology, Inc.
	5.327%, 02/06/29		950	1,133,561
	4.663%, 02/15/30		800	921,512
Microsoft Corp.
	2.400%, 08/08/26		500	532,383
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	800	993,933
	3.000%, 07/15/26		1,500	1,607,946
Morgan Stanley
	1.375%, 10/27/26	EUR	800	1,019,392
	3.625%, 01/20/27		1,000	1,108,838
Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	1,149,193
	2.300%, 11/15/30		1,000	966,408
NIKE, Inc.
	2.850%, 03/27/30		2,000	2,129,424
NVIDIA Corp.
	3.200%, 09/16/26		600	660,887
Oracle Corp.
	3.400%, 07/08/24		2,000	2,157,841
	2.950%, 04/01/30		3,500	3,623,311
O’Reilly Automotive, Inc.
	3.600%, 09/01/27		600	660,758

49

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
PepsiCo, Inc.
0.875%, 07/18/28	EUR	900	$1,135,520
Perrigo Finance Unlimited Co.
3.150%, 06/15/30		2,500	2,485,464
Pfizer, Inc.
3.450%, 03/15/29		600	663,580
PPG Industries, Inc.
1.400%, 03/13/27	EUR	800	1,024,992
2.800%, 08/15/29		500	523,665
2.550%, 06/15/30		500	511,019
Principal Financial Group, Inc.
3.100%, 11/15/26		800	865,064
3.700%, 05/15/29		1,000	1,108,168
Procter & Gamble Co. (The)
1.200%, 10/30/28	EUR	1,000	1,292,298
Progressive Corp. (The)
6.250%, 12/01/32		500	681,753
Prudential Financial, Inc.
3.878%, 03/27/28		600	681,118
QUALCOMM, Inc.
1.650%, 05/20/32		1,133	1,057,741
Quest Diagnostics, Inc.
4.200%, 06/30/29		1,000	1,140,245
Ralph Lauren Corp.
2.950%, 06/15/30		3,000	3,121,659
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,461,434
Roper Technologies, Inc.
4.200%, 09/15/28		1,000	1,141,999
Ryder System, Inc.
3.350%, 09/01/25		2,000	2,172,701
salesforce.com, Inc.
3.700%, 04/11/28		1,000	1,123,042
Simon Property Group L.P.
2.650%, 07/15/30		2,970	3,011,675
Sky, Ltd.
4.000%, 11/26/29	GBP	600	985,928
Starbucks Corp.
4.000%, 11/15/28		500	566,806
Stryker Corp.
3.650%, 03/07/28		1,000	1,114,133
Sysco Corp.
3.300%, 07/15/26		1,000	1,085,757
3.250%, 07/15/27		1,500	1,622,743
TD Ameritrade Holding Corp.
2.750%, 10/01/29		1,500	1,571,794
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	1,152,934
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	857,202
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	1,019,371

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	$1,136,678
US Bancorp
0.850%, 06/07/24	EUR	500	617,855
Utah Acquisition Sub Inc
2.250%, 11/22/24	EUR	800	1,027,304
Ventas Realty LP
4.125%, 01/15/26		2,000	2,242,579
Verizon Communications, Inc.
2.625%, 12/01/31	EUR	800	1,146,933
VF Corp.
0.625%, 09/20/23	EUR	700	855,907
2.800%, 04/23/27		2,900	3,103,439
ViacomCBS, Inc.
4.000%, 01/15/26		600	665,300
4.950%, 01/15/31		800	940,354
4.200%, 05/19/32		500	557,553
VMware, Inc.
4.650%, 05/15/27		1,000	1,143,263
3.900%, 08/21/27		1,400	1,552,382
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	1,051,238
3.200%, 04/15/30		2,270	2,388,114
Walmart, Inc.
5.750%, 12/19/30	GBP	1,000	1,930,293
5.625%, 03/27/34	GBP	1,600	3,249,784
Walt Disney Co. (The)
6.200%, 12/15/34		400	555,793
Wells Fargo & Co.
3.000%, 10/23/26		600	646,957
1.000%, 02/02/27	EUR	900	1,116,712
4.150%, 01/24/29		2,500	2,842,164
Welltower, Inc.
3.100%, 01/15/30		2,000	2,076,305
2.750%, 01/15/31		900	912,461
Whirlpool Corp.
4.750%, 02/26/29		500	586,831
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	807,249

TOTAL UNITED STATES			284,463,712

TOTAL BONDS			703,433,848

U.S. TREASURY OBLIGATIONS — (0.1%)
U.S. Treasury Notes
1.500%, 01/31/27		1,000	1,026,016

TOTAL INVESTMENT SECURITIES (Cost $720,037,138)			749,995,378

50

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL —(1.0%)
@§	The DFA Short Term Investment Fund	663,022	$7,671,161

TOTAL INVESTMENTS — (100.0%) (Cost $727,708,264)			$757,666,539

As of April 30, 2021, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 27,075,869	JPY	2,952,452,465	Citibank, N.A.	05/14/21	$59,726
USD 45,678,708	AUD	59,067,041	Citibank, N.A.	05/28/21	277,896
USD 72,205,547	GBP	51,809,146	State Street Bank and Trust	06/03/21	650,446
USD 35,409	NZD	49,354	Citibank, N.A.	06/10/21	96

Total Appreciation					$988,164
USD 2,812,118	CAD	3,524,253	Citibank, N.A.	05/18/21	$(55,179)
USD 78,544,737	CAD	98,791,048	State Street Bank and Trust	05/18/21	(1,830,692)
USD 2,474,919	NOK	20,895,554	State Street Bank and Trust	05/27/21	(35,449)
USD 133,845,396	EUR	111,751,788	State Street Bank and Trust	06/02/21	(584,420)
USD 2,871,573	NZD	4,078,521	ANZ Securities	06/10/21	(46,622)

Total (Depreciation)					$(2,552,362)

Total Appreciation (Depreciation)					$(1,564,198)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$45,535,514	—	$45,535,514
Bonds
Australia	—	44,691,866	—	44,691,866
Austria	—	2,048,056	—	2,048,056
Belgium	—	8,022,990	—	8,022,990
Canada	—	116,273,232	—	116,273,232
Denmark	—	1,105,974	—	1,105,974
Finland	—	2,867,014	—	2,867,014
France	—	34,266,244	—	34,266,244
Germany	—	27,281,524	—	27,281,524
Ireland	—	1,420,175	—	1,420,175
Italy	—	2,651,791	—	2,651,791
Japan	—	19,638,556	—	19,638,556
Netherlands	—	14,290,655	—	14,290,655
New Zealand	—	2,932,035	—	2,932,035
Norway	—	17,352,341	—	17,352,341

51

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$4,494,531	—	$4,494,531
Spain	—	4,053,943	—	4,053,943
Supranational Organization Obligations	—	62,139,878	—	62,139,878
Sweden	—	1,221,245	—	1,221,245
Switzerland	—	4,206,161	—	4,206,161
United Kingdom	—	48,011,925	—	48,011,925
United States	—	284,463,712	—	284,463,712
U.S. Treasury Obligations	—	1,026,016	—	1,026,016
Securities Lending Collateral	—	7,671,161	—	7,671,161
Forward Currency Contracts**	—	(1,564,198)	—	(1,564,198)

TOTAL	—	$756,102,341	—	$756,102,341

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	International Social Core Equity Portfolio*
ASSETS:
Investment Securities at Value (including $92,078, $171,106, $3,059, $210,370 and $84,424 of securities on loan, respectively)	$1,638,803	$4,615,943	$224,578	$2,982,658	$1,547,682
Temporary Cash Investments at Value & Cost	5,617	28,737	1,634	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $45,382, $61,351, $1,984, $203,864 and $81,303, respectively)	45,384	61,355	1,984	203,877	81,310
Segregated Cash for Futures Contracts	—	—	22	—	—
Foreign Currencies at Value	—	—	—	3,801	4,896
Cash	4	—	—	12,779	1,943
Receivables:
Investment Securities Sold	1,746	3,700	862	1,529	989
Dividends and Interest	901	2,484	46	12,072	6,391
Securities Lending Income	11	18	1	166	81
Fund Shares Sold	853	7,735	587	9,207	793
Deferred Offering Costs	—	—	11	—	—
Prepaid Expenses and Other Assets	18	77	17	75	21

Total Assets	1,693,337	4,720,049	229,742	3,226,164	1,644,106

LIABILITIES:
Payables:
Upon Return of Securities Loaned	45,393	61,371	1,984	203,880	81,309
Investment Securities Purchased	833	18,369	1,822	6,044	1,354
Fund Shares Redeemed	3,181	2,869	308	1,306	1,288
Due to Advisor	254	594	44	513	295
Futures Margin Variation	—	—	3	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	6	1
Accrued Expenses and Other Liabilities	282	313	108	298	168

Total Liabilities	49,943	83,516	4,269	212,047	84,415

NET ASSETS	$1,643,394	$4,636,533	$225,473	$3,014,117	$1,559,691

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	70,917,082	136,942,984	12,703,501	230,986,774	101,397,762

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.17	$33.86	$17.75	$13.05	$15.38

Investment Securities at Cost	$810,709	$2,686,759	$159,015	$2,171,287	$1,165,324

Foreign Currencies at Cost	$—	$—	$—	$3,816	$4,901

NET ASSETS CONSIST OF:
Paid-In Capital	$786,137	$2,670,496	$153,786	$2,208,709	$1,197,536
Total Distributable Earnings (Loss)	857,257	1,966,037	71,687	805,408	362,155

NET ASSETS	$1,643,394	$4,636,533	$225,473	$3,014,117	$1,559,691

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Sustainability Core 1 Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$108,474	—	—
Investment Securities at Value (including $27,709, $62,232, $0, $9,416 and $7,498 of securities on loan)	$914,681	$1,784,962	—	$483,341	$749,995
Temporary Cash Investments at Value & Cost	—	—	46	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $15,464, $33,608, $0, $9,628 and $7,671, respectively)	15,465	33,611	—	9,629	7,671
Foreign Currencies at Value	4,398	5,972	—	1	32
Cash	3,257	4,374	—	2,942	8,526
Receivables:
Investment Securities Sold	42	8	—	—	—
Dividends, Interest and Tax Reclaims	1,236	2,273	—	3,665	5,889
Securities Lending Income	61	150	—	1	1
Fund Shares Sold	1,246	714	10	1,234	1,270
Unrealized Gain on Forward Currency Contracts	—	—	—	20	988
Unrealized Gain on Foreign Currency Contracts	—	3	—	—	—
Prepaid Expenses and Other Assets	54	27	14	24	28

Total Assets	940,440	1,832,094	108,544	500,857	774,400

LIABILITIES:
Payables:
Upon Return of Securities Loaned	15,465	33,614	—	9,635	7,670
Investment Securities Purchased	2,249	3,862	—	—	—
Fund Shares Redeemed	157	169	—	83	78
Due to Advisor	279	538	9	79	146
Unrealized Loss on Forward Currency Contracts	—	—	—	12	2,552
Unrealized Loss on Foreign Currency Contracts	1	—	—	—	—
Deferred Taxes Payable	2,651	5,477	—	—	—
Accrued Expenses and Other Liabilities	197	472	84	95	134

Total Liabilities	20,999	44,132	93	9,904	10,580

NET ASSETS	$919,441	$1,787,962	$108,451	$490,953	$763,820

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	81,923,692	105,216,788	8,451,184	46,400,727	69,541,487

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.22	$16.99	$12.83	$10.58	$10.98

Investments in Affiliated Investment Companies at Cost	$—	$—	$83,186	$—	$—

Investment Securities at Cost	$692,019	$1,170,278	$—	$468,949	$720,037

Foreign Currencies at Cost	$4,305	$5,792	$—	$1	$33

NET ASSETS CONSIST OF:
Paid-In Capital	$696,998	$1,234,419	$83,194	$473,208	$751,101
Total Distributable Earnings (Loss)	222,443	553,543	25,257	17,745	12,719

NET ASSETS	$919,441	$1,787,962	$108,451	$490,953	$763,820

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,500,000,000	500,000,000	1,000,000,000	500,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio#	U.S. Sustainability Core 1 Portfolio#	U.S. Sustainability Targeted Value Portfolio#	International Sustainability Core 1 Portfolio#	International Social Core Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4, $6, $1, $3,665 and $1,910, respectively)	$11,326	$28,365	$1,423	$34,170	$19,177
Income from Securities Lending	88	171	3	569	381

Total Investment Income	11,414	28,536	1,426	34,739	19,558

Expenses
Investment Management Fees	1,618	3,699	293	3,345	1,870
Accounting & Transfer Agent Fees	109	334	8	241	92
Custodian Fees	13	23	—	113	78
Filing Fees	38	95	8	107	35
Shareholders’ Reports	24	27	33	20	23
Directors’/Trustees’ Fees & Expenses	12	31	1	21	11
Professional Fees	10	19	23	16	11
Organizational & Offering Costs	—	—	26	—	—
Previously Waived Fees Recovered by Advisor (Note C)	—	208	7	—	—
Other	27	42	7	45	64

Total Expenses	1,851	4,478	406	3,908	2,184

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	81	—	—
Fees Paid Indirectly (Note C)	—	—	—	5	2

Net Expenses	1,851	4,478	325	3,903	2,182

Net Investment Income (Loss)	9,563	24,058	1,101	30,836	17,376

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	43,745	66,078	5,931	15,303	12,121
Affiliated Investment Companies Shares Sold	(2)	(7)	—	(1)	—
Futures	—	—	123	—	—
Foreign Currency Transactions	—	—	—	28	188
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	410,905	1,037,699	58,332	619,807	387,493
Affiliated Investment Companies Shares	(1)	(3)	—	(7)	(5)
Translation of Foreign Currency-Denominated Amounts	—	—	—	43	20

Net Realized and Unrealized Gain (Loss)	454,647	1,103,767	64,386	635,173	399,817

Net Increase (Decrease) in Net Assets Resulting from Operations	$464,210	$1,127,825	$65,487	$666,009	$417,193

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio#	Emerging Markets Social Core Equity Portfolio#	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio#	DFA Global Sustainability Fixed Income Portfolio#
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$585	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	585	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $788, $1,834, $0, $0 and $0, respectively)	$5,384	$13,608	—	—	—
Interest	—	—	—	$4,836	$6,228
Income from Securities Lending	247	597	—	8	5

Total Fund Investment Income	5,631	14,205	—	4,844	6,233

Fund Expenses
Investment Management Fees	1,734	3,633	—	441	764
Accounting & Transfer Agent Fees	82	102	8	41	63
Custodian Fees	172	362	—	2	10
Filing Fees	65	29	3	20	46
Shareholders’ Reports	12	25	5	14	10
Directors’/Trustees’ Fees & Expenses	6	14	—	4	6
Professional Fees	13	30	—	2	3
Organizational & Offering Costs	—	—	2	—	—
Previously Waived Fees Recovered by Advisor (Note C)	4	—	20	—	34
Other	20	81	—	7	3

Total Fund Expenses	2,108	4,276	38	531	939

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	17	—	9
Fees Paid Indirectly (Note C)	1	1	—	—	—

Net Expenses	2,107	4,275	21	531	930

Net Investment Income (Loss)	3,524	9,930	564	4,313	5,303

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	5,036	62,532	—	3,426	(265)
Affiliated Investment Companies Shares Sold	(1)	—	58	(1)	(1)
Futures	85	1,554	1	—	—
Foreign Currency Transactions	(153)	59	—	1	128
Forward Currency Contracts	—	—	—	(277)	(11,095)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	162,390	359,229	—	(15,411)	(6,535)
Affiliated Investment Companies Shares	—	(1)	26,642	—	—
Futures	2	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	8	27	—	(2)	19
Forward Currency Contracts	—	—	—	(65)	(3,519)

Net Realized and Unrealized Gain (Loss)	167,367	423,400	26,701	(12,329)	(21,268)

Net Increase (Decrease) in Net Assets Resulting from Operations	$170,891	$433,330	$27,265	$(8,016)	$(15,965)

**	Net of foreign capital gain taxes withheld of $1, $13, $0, $0 and $ 0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Period Jul 07, 2020 Ʊ to Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,563	$19,195	$24,058	$36,710	$1,101	$332	$30,836	$35,707
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	43,745	(16,180)	66,078	(28,482)	5,931	346	15,303	(11,648)
Affiliated Investment Companies Shares Sold	(2)	(9)	(7)	(15)	—	—	(1)	(15)
Futures	—	(1)	—	—	123	185	—	(1,383)
Foreign Currency Transactions	—	—	—	—	—	—	28	260
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	410,905	50,112	1,037,699	320,326	58,332	7,231	619,807	45,887
Affiliated Investment Companies Shares	(1)	(1)	(3)	1	—	—	(7)	13
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	43	90

Net Increase (Decrease) in Net Assets Resulting from Operations	464,210	53,116	1,127,825	328,540	65,487	8,094	666,009	68,911

Distributions:
Institutional Class Shares	(9,568)	(46,015)	(26,383)	(52,283)	(1,590)	(269)	(17,086)	(34,198)
Capital Share Transactions (1):
Shares Issued	132,344	325,859	742,178	1,539,808	99,666	89,042	396,730	1,275,037
Shares Issued in Lieu of Cash Distributions	8,592	41,872	24,517	48,877	1,590	269	15,476	30,180
Shares Redeemed	(198,351)	(376,669)	(468,909)	(727,144)	(30,192)	(6,624)	(226,444)	(535,550)

Net Increase (Decrease) from Capital Share Transactions	(57,415)	(8,938)	297,786	861,541	71,064	82,687	185,762	769,667

Total Increase (Decrease) in Net Assets	397,227	(1,837)	1,399,228	1,137,798	134,961	90,512	834,685	804,380
Net Assets
Beginning of Period	1,246,167	1,248,004	3,237,305	2,099,507	90,512	—	2,179,432	1,375,052

End of Period	$1,643,394	$1,246,167	$4,636,533	$3,237,305	$225,473	$90,512	$3,014,117	$2,179,432

(1) Shares Issued and Redeemed:
Shares Issued	6,336	21,263	24,071	68,221	6,508	8,584	32,334	140,542
Shares Issued in Lieu of Cash Distributions	418	2,497	806	2,071	109	25	1,276	2,968
Shares Redeemed	(9,399)	(23,974)	(15,374)	(31,609)	(1,935)	(587)	(18,524)	(57,949)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,645)	(214)	9,503	38,683	4,682	8,022	15,086	85,561

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $ 0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Social Core Equity Portfolio		Emerging Markets Sustainability Core 1 Portfolio		Emerging Markets Social Core Equity Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,376	$27,279	$3,524	$8,915	$9,930	$30,690
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	12,121	(15,440)	5,036	(456)	62,532	(32,813)
Affiliated Investment Companies Shares Sold	—	(1)	(1)	—	—	(2)
Futures	—	(121)	85	(568)	1,554	(83)
Foreign Currency Transactions	188	(180)	(153)	37	59	(660)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	387,493	(72,867)	162,390	60,286	359,229	12,644
Affiliated Investment Companies Shares	(5)	6	—	—	(1)	—
Futures	—	—	2	(2)	—	—
Translation of Foreign Currency-Denominated Amounts	20	48	8	(3)	27	(43)

Net Increase (Decrease) in Net Assets Resulting from Operations	417,193	(61,276)	170,891	68,209	433,330	9,733

Distributions:
Institutional Class Shares	(10,672)	(26,116)	(2,801)	(8,889)	(6,031)	(32,632)
Capital Share Transactions (1):
Shares Issued	105,478	390,450	142,974	459,780	187,460	361,682
Shares Issued in Lieu of Cash Distributions	9,663	23,399	2,731	8,615	5,224	28,511
Shares Redeemed	(177,283)	(318,883)	(57,870)	(136,847)	(299,858)	(366,395)

Net Increase (Decrease) from Capital Share Transactions	(62,142)	94,966	87,835	331,548	(107,174)	23,798

Total Increase (Decrease) in Net Assets	344,379	7,574	255,925	390,868	320,125	899
Net Assets
Beginning of Period	1,215,312	1,207,738	663,516	272,648	1,467,837	1,466,938

End of Period	$1,559,691	$1,215,312	$919,441	$663,516	$1,787,962	$1,467,837

(1) Shares Issued and Redeemed:
Shares Issued	7,407	36,677	13,285	59,202	11,941	30,547
Shares Issued in Lieu of Cash Distributions	700	1,985	260	1,019	340	2,258
Shares Redeemed	(12,489)	(28,401)	(5,393)	(17,240)	(18,464)	(31,014)

Net Increase (Decrease) from Shares Issued and Redeemed	(4,382)	10,261	8,152	42,981	(6,183)	1,791

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $ 0, $1 and $13, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $12 and $1, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Social Core Equity Portfolio		DFA Social Fixed Income Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2021	Period Nov 19, 2019 Ʊ to Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$564	$1,158	$4,313	$8,027	$5,303	$6,875
Capital Gain Distributions Received from Affiliated Investment Companies	—	750	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	3,426	1,982	(265)	456
Affiliated Investment Companies Shares Sold	58	(85)	(1)	(4)	(1)	2
Futures	1	(6)	—	—	—	—
Foreign Currency Transactions	—	—	1	9	128	44
Forward Currency Contracts	—	—	(277)	(407)	(11,095)	(8,036)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	(15,411)	15,767	(6,535)	18,174
Affiliated Investment Companies Shares	26,642	(1,354)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(2)	—	19	(2)
Forward Currency Contracts	—	—	(65)	107	(3,519)	5,313

Net Increase (Decrease) in Net Assets Resulting from Operations	27,265	463	(8,016)	25,481	(15,965)	22,826

Distributions:
Institutional Class Shares	(1,319)	(1,149)	(4,973)	(8,100)	(10,326)	(7,449)
Capital Share Transactions (1):
Shares Issued	5,602	75,815	123,810	154,429	292,339	312,250
Shares Issued in Lieu of Cash Distributions	1,318	1,117	4,873	8,047	10,300	7,436
Shares Redeemed	(266)	(395)	(31,544)	(71,287)	(73,964)	(125,114)

Net Increase (Decrease) from Capital Share Transactions	6,654	76,537	97,139	91,189	228,675	194,572

Total Increase (Decrease) in Net Assets	32,600	75,851	84,150	108,570	202,384	209,949
Net Assets
Beginning of Period	75,851	—	406,803	298,233	561,436	351,487

End of Period	$108,451	$75,851	$490,953	$406,803	$763,820	$561,436

(1) Shares Issued and Redeemed:
Shares Issued	455	7,829	11,509	14,505	26,055	28,130
Shares Issued in Lieu of Cash Distributions	116	120	453	758	909	692
Shares Redeemed	(22)	(47)	(2,931)	(6,691)	(6,665)	(11,525)

Net Increase (Decrease) from Shares Issued and Redeemed	549	7,902	9,031	8,572	20,299	17,297

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio							U.S. Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.94		$16.92	$15.83	$15.58	$12.77	$12.79	$25.40		$23.65	$21.35	$20.47	$16.74	$16.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.25	0.25	0.24	0.22	0.22	0.18		0.34	0.33	0.30	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	6.23		0.39	1.33	0.41	2.93	0.19	8.48		1.92	2.46	1.06	3.89	0.24

Total from Investment Operations	6.36		0.64	1.58	0.65	3.15	0.41	8.66		2.26	2.79	1.36	4.17	0.52
Less Distributions:
Net Investment Income	(0.13)		(0.24)	(0.24)	(0.22)	(0.21)	(0.21)	(0.20)		(0.30)	(0.30)	(0.28)	(0.29)	(0.26)
Net Realized Gains	—		(0.38)	(0.25)	(0.18)	(0.13)	(0.22)	—		(0.21)	(0.19)	(0.20)	(0.15)	(0.17)

Total Distributions	(0.13)		(0.62)	(0.49)	(0.40)	(0.34)	(0.43)	(0.20)		(0.51)	(0.49)	(0.48)	(0.44)	(0.43)

Net Asset Value, End of Period	$23.17		$16.94	$16.92	$15.83	$15.58	$12.77	$33.86		$25.40	$23.65	$21.35	$20.47	$16.74

Total Return	37.66	%(B)	3.85%	10.43%	4.19%	24.99%	3.40%	34.19	%(B)	9.73%	13.39%	6.68%	25.18%	3.21%

Net Assets, End of Period (thousands)	$1,643,394		$1,246,167	$1,248,004	$1,203,289	$968,618	$686,702	$4,636,533		$3,237,305	$2,099,507	$1,656,355	$1,193,184	$749,854
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.28%	0.29%	0.28%	0.28%	0.28%	0.22	%(C)	0.25%	0.25%	0.25%	0.25%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.25	%(C)	0.28%	0.29%	0.28%	0.28%	0.28%	0.22	%(C)	0.25%	0.26%	0.25%	0.27%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.27	%(C)	1.56%	1.59%	1.44%	1.49%	1.80%	1.20	%(C)	1.39%	1.48%	1.38%	1.50%	1.69%
Portfolio Turnover Rate	7	%(B)	13%	18%	9%	10%	17%	5	%(B)	5%	12%	4%	5%	26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Sustainability Targeted Value Portfolio				International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2021		Period Jul 7, 2020 Ʊ to Oct 31, 2020		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$11.28		$10.00		$10.09		$10.55	$9.74	$10.86	$8.85	$9.14

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.05		0.14		0.20	0.29	0.27	0.25	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	6.54		1.27		2.90		(0.47)	0.79	(1.14)	2.00	(0.30)

Total from Investment Operations	6.64		1.32		3.04		(0.27)	1.08	(0.87)	2.25	(0.07)

Less Distributions:
Net Investment Income	(0.11)		(0.04)		(0.08)		(0.19)	(0.27)	(0.25)	(0.24)	(0.22)
Net Realized Gains	(0.06)		—		—		—	—	—	—	—

Total Distributions	(0.17)		(0.04)		(0.08)		(0.19)	(0.27)	(0.25)	(0.24)	(0.22)

Net Asset Value, End of Period	$17.75		$11.28		$13.05		$10.09	$10.55	$9.74	$10.86	$8.85

Total Return	59.12	%(B)	13.19	%(B)	30.16	%(B)	(2.58%)	11.26%	(8.21%)	25.66%	(0.74%)

Net Assets, End of Period (thousands)	$225,473		$90,512		$3,014,117		$2,179,432	$1,375,052	$932,412	$774,000	$520,141
Ratio of Expenses to Average Net Assets	0.40	%(C)	0.40	%(C)(D)	0.29	%(C)	0.32%	0.35%	0.37%	0.39%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.49	%(C)	0.78	%(C)(D)	0.29	%(C)	0.33%	0.36%	0.34%	0.39%	0.50%
Ratio of Net Investment Income to Average Net Assets	1.35	%(C)	1.35	%(C)(D)	2.29	%(C)	1.97%	2.89%	2.47%	2.51%	2.64%
Portfolio Turnover Rate	11	%(B)	3	%(B)	4	%(B)	4%	5%	8%	10%	24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Social Core Equity Portfolio							Emerging Markets Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Mar 27, 2018 Ʊ to Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.49		$12.64	$12.17	$13.69 $	11.14	$11.23	$8.99		$8.86 $	8.01	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.27	0.38	0.37	0.32	0.31	0.05		0.17	0.21	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	3.82		(1.16)	0.47	(1.55)	2.54	(0.11)	2.22		0.11	0.81	(2.04)

Total from Investment Operations	3.99		(0.89)	0.85	(1.18)	2.86	0.20	2.27		0.28	1.02	(1.91)

Less Distributions:
Net Investment Income	(0.10)		(0.26)	(0.38)	(0.34)	(0.31)	(0.29)	(0.04)		(0.15)	(0.17)	(0.08)

Total Distributions	(0.10)		(0.26)	(0.38)	(0.34)	(0.31)	(0.29)	(0.04)		(0.15)	(0.17)	(0.08)

Net Asset Value, End of Period	$15.38		$11.49	$12.64	$12.17 $	13.69	$11.14	$11.22		$8.99 $	8.86	$8.01

Total Return	34.85	%(B)	(7.10%)	7.18%	(8.86%)	25.98%	1.94%	25.24	%(B)	3.27%	12.85%	(19.13	%)(B)

Net Assets, End of Period (thousands)	$1,559,691		$1,215,312	$1,207,738	$1,057,790	$828,916	$546,713	$919,441		$663,516	$272,648	$111,976
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.32%	0.33%	0.33%	0.38%	0.45%	0.51	%(C)	0.60%	0.63%	0.65	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.33%	0.35%	0.33%	0.38%	0.45%	0.51	%(C)	0.61%	0.69%	0.73	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.38	%(C)	2.29%	3.15%	2.67%	2.58%	2.84%	0.85	%(C)	1.97%	2.44%	2.32	%(C)(D)
Portfolio Turnover Rate	10	%(B)	9%	17%	8%	11%	8%	4	%(B)	5%	6%	6	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio							Global Social Core Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Period Nov 19, 2019 Ʊ to Oct 31, 2020
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.18		$13.38	$12.25	$14.41	$11.76	$10.64	$9.60		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.27	0.35	0.31	0.26	0.23	0.07		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	3.77		(0.18)	1.13	(2.18)	2.65	1.12	3.32		(0.41)

Total from Investment Operations	3.86		0.09	1.48	(1.87)	2.91	1.35	3.39		(0.24)

Less Distributions:
Net Investment Income	(0.05)		(0.29)	(0.35)	(0.29)	(0.26)	(0.23)	(0.07)		(0.16)
Net Realized Gains	—		—	—	—	—	—	(0.09)		—

Total Distributions	(0.05)		(0.29)	(0.35)	(0.29)	(0.26)	(0.23)	(0.16)		(0.16)

Net Asset Value, End of Period	$16.99		$13.18	$13.38	$12.25	$14.41	$11.76	$12.83		$9.60

Total Return	29.36	%(B)	0.82%	12.20%	(13.19%)	25.04%	12.87%	35.60	%(B)	(2.29	%)(B)

Net Assets, End of Period (thousands)	$1,787,962		$1,467,837	$1,466,938	$1,318,615	$1,361,922	$1,076,927	$108,451		$75,851
Ratio of Expenses to Average Net Assets *	0.50	%(C)	0.53%	0.54%	0.53%	0.57%	0.63%	0.34	%(C)(E)	0.34	%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.50	%(C)	0.54%	0.55%	0.53%	0.57%	0.64%	0.38	%(C)(E)	0.57	%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.15	%(C)	2.16%	2.64%	2.18%	2.06%	2.13%	1.20	%(C)(E)	1.86	%(C)(D)(E)
Portfolio Turnover Rate	15%(B)		20%	15%	11%	14%	12%	N/A		N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.30	%(C)	0.32	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio								DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Apr 5, 2016 Ʊ to Oct 31, 2016		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Period Nov 6, 2018 Ʊ to Oct 31, 2019
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$10.89		$10.36	$9.43	$9.90	$10.01	$10.00		$11.40		$11.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.24	0.26	0.23	0.19	0.09		0.09		0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.29)		0.53	0.92	(0.48)	(0.12)	(0.02)		(0.31)		0.45	0.96

Total from Investment Operations	(0.19)		0.77	1.18	(0.25)	0.07	0.07		(0.22)		0.63	1.16

Less Distributions:
Net Investment Income	(0.10)		(0.24)	(0.25)	(0.22)	(0.18)	(0.06)		(0.17)		(0.21)	(0.16)
Net Realized Gains	(0.02)		—	—	—	—	—		(0.03)		(0.02)	—

Total Distributions	(0.12)		(0.24)	(0.25)	(0.22)	(0.18)	(0.06)		(0.20)		(0.23)	(0.16)

Net Asset Value, End of Period	$10.58		$10.89	$10.36	$9.43	$9.90	$10.01		$10.98		$11.40	$11.00

Total Return	(1.75	%)(B)	7.54%	12.72%	(2.50%)	0.73%	0.75	%(B)	(2.02	%)(B)	5.83%	11.65	%(B)

Net Assets, End of Period (thousands)	$490,953		$406,803	$298,233	$226,233	$126,034	$83,699		$763,820		$561,436	$351,487
Ratio of Expenses to Average Net Assets	0.24	%(C)	0.25%	0.27%	0.27%	0.27%	0.26	%(C)(D)	0.28	%(C)	0.28%	0.28	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24	%(C)	0.25%	0.26%	0.25%	0.29%	0.56	%(C)(D)	0.28	%(C)	0.30%	0.33	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.96	%(C)	2.21%	2.60%	2.43%	1.95%	1.58	%(C)(D)	1.60	%(C)	1.62%	1.85	%(C)(D)
Portfolio Turnover Rate	12	%(B)	18%	15%	9%	24%	47	%(B)	6	%(B)	19%	7	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and seven operational portfolios, ten of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (collectively, the "Underlying Funds"). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of April 30, 2021, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Underlying Funds	at 04/30/2021
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	4%
	International Social Core Equity Portfolio (IDG)	2%
	Emerging Markets Social Core Equity Portfolio (IDG)	1%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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Debt securities held by the DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

Securities held by U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered

67

return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio. As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.22	%*
U.S. Sustainability Core 1 Portfolio	0.19	%*
U.S. Sustainability Targeted Value Portfolio	0.36%
International Sustainability Core 1 Portfolio	0.25	%*
International Social Core Equity Portfolio	0.26	%*
Emerging Markets Sustainability Core 1 Portfolio	0.42	%*
Emerging Markets Social Core Equity Portfolio	0.42	%*
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.20%
DFA Global Sustainability Fixed Income Portfolio	0.23%

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
U.S. Social Core Equity 2 Portfolio	0.23%	0.19%
U.S. Sustainability Core 1 Portfolio	0.20%	0.16%
International Sustainability Core 1 Portfolio	0.27%	0.21%
International Social Core Equity Portfolio	0.27%	0.23%
Emerging Markets Sustainability Core 1 Portfolio	0.45%	0.37%
Emerging Markets Social Core Equity Portfolio	0.45%	0.37%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2022. The Fee Waiver Agreements may only be terminated

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by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—	—
U.S. Sustainability Core 1 Portfolio (2)	0.25%	$208	—	—
U.S. Sustainability Targeted Value Portfolio (3)	0.40%	7	$81	$180
International Sustainability Core 1 Portfolio (2)	0.38%	—	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—	—
Emerging Markets Sustainability Core 1 Portfolio (3)	0.65%	4	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—	—
Global Social Core Equity Portfolio (4)	0.34%	20	17	135
DFA Social Fixed Income Portfolio (2)	0.27%	—	—	—
DFA Global Sustainability Fixed Income Portfolio (3)	0.28%	34	9	180

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amounts for the International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio were 0.42%, 0.60% and 0.85%, respectively, of the average net assets of each such Portfolio on an annualized basis.

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

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Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$5
International Social Core Equity Portfolio	2
Emerging Markets Sustainability Core 1 Portfolio	1
Emerging Markets Social Core Equity Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$22
U.S. Sustainability Core 1 Portfolio	40
U.S. Sustainability Targeted Value Portfolio	1
International Sustainability Core 1 Portfolio	28
International Social Core Equity Portfolio	17
Emerging Markets Sustainability Core 1 Portfolio	6
Emerging Markets Social Core Equity Portfolio	36
Global Social Core Equity Portfolio	1
DFA Social Fixed Income Portfolio	4
DFA Global Sustainability Fixed Income Portfolio	5

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$107,393	$159,350
U.S. Sustainability Core 1 Portfolio	—	—	511,896	213,365
U.S. Sustainability Targeted Value Portfolio	—	—	88,611	17,946
International Sustainability Core 1 Portfolio	—	—	279,556	96,160

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
International Social Core Equity Portfolio	—	—	$144,521	$204,102
Emerging Markets Sustainability Core 1 Portfolio	—	—	151,649	35,558
Emerging Markets Social Core Equity Portfolio	—	—	251,020	350,826
DFA Social Fixed Income Portfolio	$89,094	$10,058	59,571	42,642
DFA Global Sustainability Fixed Income Portfolio	28,190	30,523	218,203	9,507

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$ 53,912	$154,947	$163,472	$(2)	$(1)	$45,384	3,923	$17	—

Total	$ 53,912	$154,947	$163,472	$(2)	$(1)	$45,384	3,923	$17	—

U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$ 75,811	$370,922	$385,368	$(7)	$(3)	$61,355	5,303	$37	—

Total	$ 75,811	$370,922	$385,368	$(7)	$(3)	$61,355	5,303	$37	—

U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$ 989	$9,893	$8,898	—	—	$1,984	171	$1	—

Total	$ 989	$9,893	$8,898	—	—	$1,984	171	$1	—

International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$ 83,308	$373,410	$252,833	$(1)	$(7)	$203,877	17,621	$52	—

Total	$ 83,308	$373,410	$252,833	$(1)	$(7)	$203,877	17,621	$52	—

International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$ 59,307	$166,717	$144,709	—	$(5)	$81,310	7,028	$26	—

Total	$ 59,307	$166,717	$144,709	—	$(5)	$81,310	7,028	$26	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$ 6,169	$35,608	$26,311	$(1)	—	$15,465	1,337	—	—

Total	$ 6,169	$35,608	$26,311	$(1)	—	$15,465	1,337	—	—

Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$ 20,235	$67,867	$54,490	—	$(1)	$33,611	2,905	$11	—

Total	$ 20,235	$67,867	$54,490	—	$(1)	$33,611	2,905	$11	—

Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$ 43,061	$2,873	—	—	$15,890	$61,824	2,668	$337	—
International Social Core Equity Portfolio	22,782	1,903	—	$58	7,778	32,521	2,114	205	—
Emerging Markets Social Core Equity Portfolio	10,087	1,068	—	—	2,974	14,129	832	43	—

Total	$ 75,930	$5,844	—	$58	$26,642	$108,474	5,614	$585	—

DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$ 12,811	$47,801	$50,982	$(1)	—	$9,629	832	$6	—

Total	$ 12,811	$47,801	$50,982	$(1)	—	$9,629	832	$6	—

DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$ 6,287	$32,146	$30,761	$(1)	—	$7,671	663	$3	—

Total	$ 6,287	$32,146	$30,761	$(1)	—	$7,671	663	$3	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible

72

90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Social Core Equity 2 Portfolio
2019	$19,530	$18,208	—	$37,738
2020	17,695	28,320	—	46,015
U.S. Sustainability Core 1 Portfolio
2019	26,206	14,182	—	40,388
2020	33,717	18,566	—	52,283
U.S. Sustainability Targeted Value Portfolio
2020	269	—	—	269
International Sustainability Core 1 Portfolio
2019	31,180	—	—	31,180
2020	34,199	—	—	34,199
International Social Core Equity Portfolio
2019	35,762	—	—	35,762
2020	26,116	—	—	26,116
Emerging Markets Sustainability Core 1 Portfolio
2019	4,540	—	—	4,540
2020	8,889	—	—	8,889
Emerging Markets Social Core Equity Portfolio
2019	37,610	—	—	37,610
2020	32,632	—	—	32,632
Global Social Core Equity Portfolio
2020	1,149	—	—	1,149
DFA Social Fixed Income Portfolio
2019	6,587	—	—	6,587
2020	8,100	—	—	8,100
DFA Global Sustainability Fixed Income Portfolio
2019	4,187	—	—	4,187
2020	7,450	—	—	7,450

The Global Social Core Equity Portfolio commenced operations on November 19, 2019, and did not pay any distributions for the year ended October 31, 2019. The U.S. Sustainability Targeted Value Portfolio commenced operations on July 7, 2020, and did not pay any distributions for the year ended October 31, 2019.

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(419)	—	$(419)
U.S. Sustainability Core 1 Portfolio	(1,780)	—	(1,780)
U.S. Sustainability Targeted Value Portfolio	(35)	—	(35)
International Sustainability Core 1 Portfolio	(3,234)	—	(3,234)
International Social Core Equity Portfolio	(1,825)	—	(1,825)
Emerging Markets Sustainability Core 1 Portfolio	(1,056)	—	(1,056)
Emerging Markets Social Core Equity Portfolio	(2,369)	—	(2,369)
Global Social Core Equity Portfolio	(3)	—	(3)
DFA Social Fixed Income Portfolio	(203)	—	(203)
DFA Global Sustainability Fixed Income Portfolio	(984)	$(65)	(1,049)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	$1,655	—	$(16,290)	$417,268	$402,633
U.S. Sustainability Core 1 Portfolio	6,865	—	(28,670)	886,425	864,620
U.S. Sustainability Targeted Value Portfolio	448	$111	—	7,231	7,790
International Sustainability Core 1 Portfolio	7,413	—	(37,095)	186,681	156,999
International Social Core Equity Portfolio	5,620	—	(39,702)	(10,276)	(44,358)
Emerging Markets Sustainability Core 1 Portfolio	1,396	—	(2,613)	55,573	54,356
Emerging Markets Social Core Equity Portfolio	3,467	—	(120,526)	243,339	126,280
Global Social Core Equity Portfolio	6	745	—	(1,440)	(689)
DFA Social Fixed Income Portfolio	624	728	—	29,383	30,735
DFA Global Sustainability Fixed Income Portfolio	7,837	982	—	30,252	39,071

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

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	Unlimited	Total
U.S. Social Core Equity 2 Portfolio	$16,290	$16,290
U.S. Sustainability Core 1 Portfolio	28,670	28,670
U.S. Sustainability Targeted Value Portfolio	—	—
International Sustainability Core 1 Portfolio	37,095	37,095
International Social Core Equity Portfolio	39,702	39,702
Emerging Markets Sustainability Core 1 Portfolio	2,613	2,613
Emerging Markets Social Core Equity Portfolio	120,526	120,526
Global Social Core Equity Portfolio	—	—
DFA Social Fixed Income Portfolio	—	—
DFA Global Sustainability Fixed Income Portfolio	—	—
During the year ended October 31, 2020, the Portfolio below utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes.

DFA Social Fixed Income Portfolio	$1,386

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$861,633	$840,278	$(12,182)	$828,096
U.S. Sustainability Core 1 Portfolio	2,781,915	1,946,097	(16,909)	1,929,188
U.S. Sustainability Targeted Value Portfolio	162,634	66,402	(840)	65,562
International Sustainability Core 1 Portfolio	2,380,149	875,284	(63,900)	811,384
International Social Core Equity Portfolio	1,251,828	457,158	(74,792)	382,366
Emerging Markets Sustainability Core 1 Portfolio	709,625	252,769	(30,110)	222,659
Emerging Markets Social Core Equity Portfolio	1,210,686	711,629	(96,946)	614,683
Global Social Core Equity Portfolio	83,319	25,287	—	25,287
DFA Social Fixed Income Portfolio	479,011	18,438	(4,077)	14,361
DFA Global Sustainability Fixed Income Portfolio	734,058	38,992	(10,673)	28,319

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio hedge their foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
U.S. Sustainability Targeted Value Portfolio	$—	$168
Emerging Markets Sustainability Core 1 Portfolio	—	4,081
Emerging Markets Social Core Equity Portfolio	—	5,019
DFA Social Fixed Income Portfolio	12,319	—
DFA Global Sustainability Fixed Income Portfolio	353,356	—

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)
DFA Social Fixed Income Portfolio	$20	$20
DFA Global Sustainability Fixed Income Portfolio	988	988

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (2)
DFA Social Fixed Income Portfolio	$(12)	$(12)
DFA Global Sustainability Fixed Income Portfolio	(2,552)	(2,552)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
U.S. Sustainability Targeted Value Portfolio	$123	—	$123	*
Emerging Markets Sustainability Core 1 Portfolio	85	—	85	*
Emerging Markets Social Core Equity Portfolio	1,554	—	1,554	*
Global Social Core Equity Portfolio	1	—	1	*
DFA Social Fixed Income Portfolio	(277)	$(277)	—
DFA Global Sustainability Fixed Income Portfolio	(11,095)	(11,095)	—

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Emerging Markets Sustainability Core 1 Portfolio	$2	—	$2	*
DFA Social Fixed Income Portfolio	(65)	$(65)	—
DFA Global Sustainability Fixed Income Portfolio	(3,519)	(3,519)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2021 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
DFA Social Fixed Income Portfolio
Citibank, N.A.	$20	$20	$(2)	—	$18	$2	$2	$(2)	—	—

Bank of America Corp.	—	—	—	—	—	9	9	—	—	$9

Total	$20	$20	$(2)	—	$18	$11	$11	$(2)	—	$9

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		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
DFA Global Sustainability Fixed Income Portfolio
Citibank, N.A.	$338	$338	$(55)	—	$283	$55	$55	$(55)	—	—
State Street Bank and Trust	651	651	(651)	—	—	2,451	2,451	(651)	—	$1,800
ANZ Securities	—	—	—	—	—	47	47	—	—	47

Total	$989	$989	$(706)	—	$283	$2,553	$2,553	$(706)	—	$1,847

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
U.S. Social Core Equity 2 Portfolio	0.81%	$6,525	7	$1	$21,544	—
U.S. Sustainability Core 1 Portfolio	0.84%	17,561	4	2	22,298	—
U.S. Sustainability Targeted Value Portfolio	0.83%	1,140	5	—	2,354	—
International Sustainability Core 1 Portfolio	0.84%	27,905	4	3	28,234	—
International Social Core Equity Portfolio	0.83%	6,388	16	2	15,627	—
Emerging Markets Social Core Equity Portfolio	0.83%	3,875	35	3	9,580	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$15,740	$25,070	$2,784
U.S. Sustainability Core 1 Portfolio	83,859	18,375	3,632
U.S. Sustainability Targeted Value Portfolio	31,919	2,671	873
International Sustainability Core 1 Portfolio	24,272	4,881	(568)
International Social Core Equity Portfolio	16,080	30,854	2,448
Emerging Markets Sustainability Core 1 Portfolio	494	103	13
Emerging Markets Social Core Equity Portfolio	601	578	(109)

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J. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Social Core Equity 2 Portfolio	$49,059
U.S. Sustainability Core 1 Portfolio	114,041
U.S. Sustainability Targeted Value Portfolio	1,198
International Sustainability Core 1 Portfolio	18,510
International Social Core Equity Portfolio	9,451
Emerging Markets Sustainability Core 1 Portfolio	15,294
Emerging Markets Social Core Equity Portfolio	35,220

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Social Core Equity 2 Portfolio
Common Stocks	$45,393	—	—	—	$45,393
U.S. Sustainability Core 1 Portfolio
Common Stocks	61,371	—	—	—	61,371
U.S. Sustainability Targeted Value Portfolio
Common Stocks	1,984	—	—	—	1,984
International Sustainability Core 1 Portfolio
Common Stocks	203,880	—	—	—	203,880
International Social Core Equity Portfolio
Common Stocks	81,309	—	—	—	81,309
Emerging Markets Sustainability Core 1 Portfolio
Common Stocks	15,465	—	—	—	15,465
Emerging Markets Social Core Equity Portfolio
Common Stocks	33,614	—	—	—	33,614
DFA Social Fixed Income Portfolio
Agency Obligations, Bonds	9,635	—	—	—	9,635
DFA Global Sustainability Fixed Income Portfolio
Bonds	7,670	—	—	—	7,670

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of

82

the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

N. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	5	72%
U.S. Sustainability Core 1 Portfolio	4	80%
U.S. Sustainability Targeted Value Portfolio	4	98%
International Sustainability Core 1 Portfolio	3	74%
International Social Core Equity Portfolio	4	51%
Emerging Markets Sustainability Core 1 Portfolio	3	89%
Emerging Markets Social Core Equity Portfolio	5	53%
Global Social Core Equity Portfolio	2	85%
DFA Social Fixed Income Portfolio	4	85%
DFA Global Sustainability Fixed Income Portfolio	4	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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O. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043021-014S 00262277

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

The DFA Investment Trust Company

The Tax-Managed U.S. Marketwide Value Series

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments.
“Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial
Statements.

Financial Highlights

+	On March 19, 2021, the Fund effected a reverse share split. All per share data prior to
March 19, 2021 has been adjusted to reflect the reverse share split.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,402.80	0.36%	$2.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81

Tax-Managed U.S. Equity Portfolio
Actual Fund Return	$1,000.00	$1,305.00	0.22%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,592.30	0.43%	$2.76
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,502.70	0.43%	$2.67
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,361.20	0.23%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$1,405.20	0.49%	$2.92
Hypothetical 5% Annual Return	$1,000.00	$1,022.37	0.49%	$2.46
T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,327.90	0.35%	$2.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,411.80	0.58%	$3.47
Hypothetical 5% Annual Return	$1,000.00	$1,021.92	0.58%	$2.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
Tax-Managed U.S. Marketwide Value Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Equity Portfolio
Communication Services	10.8%
Consumer Discretionary	13.0%
Consumer Staples	5.8%
Energy	2.3%
Financials	12.1%
Health Care	13.0%
Industrials	9.8%
Information Technology	27.5%
Materials	3.0%
Real Estate	0.1%
Utilities	2.6%

100.0%

Tax-Managed U.S. Targeted Value Portfolio
Communication Services	3.1%
Consumer Discretionary	16.4%
Consumer Staples	4.8%
Energy	4.0%
Financials	27.7%
Health Care	4.3%
Industrials	23.1%
Information Technology	8.4%
Materials	7.6%
Real Estate	0.4%
Utilities	0.2%

100.0%

Tax-Managed U.S. Small Cap Portfolio
Communication Services	2.5%
Consumer Discretionary	16.8%
Consumer Staples	4.1%
Energy	2.5%
Financials	21.2%
Health Care	9.2%
Industrials	21.5%
Information Technology	13.1%
Materials	6.0%
Real Estate	0.5%
Utilities	2.6%

100.0%

4

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

T.A. U.S. Core Equity 2 Portfolio
Communication Services	7.5%
Consumer Discretionary	13.2%
Consumer Staples	5.3%
Energy	2.7%
Financials	15.3%
Health Care	11.6%
Industrials	14.6%
Information Technology	23.3%
Materials	4.6%
Real Estate	0.3%
Utilities	1.6%

100.0%

Tax-Managed DFA International Value Portfolio
Communication Services	4.2%
Consumer Discretionary	15.9%
Consumer Staples	4.6%
Energy	10.2%
Financials	28.4%
Health Care	5.6%
Industrials	12.3%
Information Technology	1.5%
Materials	13.2%
Real Estate	2.5%
Utilities	1.6%

100.0%

T.A. World ex U.S. Core Equity Portfolio
Communication Services	6.4%
Consumer Discretionary	13.8%
Consumer Staples	7.4%
Energy	4.6%
Financials	15.2%
Health Care	5.9%
Industrials	16.4%
Information Technology	11.6%
Materials	12.5%
Real Estate	3.1%
Utilities	3.1%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	4.2%
Consumer Discretionary	13.7%
Consumer Staples	4.8%
Energy	4.7%
Financials	18.8%
Health Care	2.9%
Industrials	20.2%
Information Technology	7.0%
Materials	16.8%
Real Estate	4.9%
Utilities	2.0%

100.0%

5

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$5,761,183,429

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,761,183,429

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

6

TAX-MANAGED U.S. EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (10.7%)
* Alphabet, Inc., Class A	41,538	$97,759,683	1.8%
* Alphabet, Inc., Class C	41,510	100,044,081	1.9%
AT&T, Inc.	865,875	27,197,134	0.5%
Comcast Corp., Class A	630,207	35,386,123	0.7%
* Facebook, Inc., Class A	332,377	108,049,115	2.0%
* Netflix, Inc.	60,917	31,279,052	0.6%
Verizon Communications, Inc.	571,822	33,045,593	0.6%
* Walt Disney Co. (The)	249,816	46,470,772	0.9%
Other Securities		102,717,425	1.8%

TOTAL COMMUNICATION SERVICES		581,948,978	10.8%

CONSUMER DISCRETIONARY — (12.9%)
* Amazon.com, Inc.	60,985	211,460,609	3.9%
Home Depot, Inc. (The)	149,134	48,270,202	0.9%
McDonald’s Corp.	103,073	24,333,474	0.5%
NIKE, Inc., Class B	172,541	22,882,387	0.4%
* Tesla, Inc.	98,845	70,124,597	1.3%
Other Securities		322,687,679	5.9%

TOTAL CONSUMER DISCRETIONARY		699,758,948	12.9%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co. (The)	565,775	30,540,535	0.6%
Costco Wholesale Corp.	62,548	23,273,485	0.4%
PepsiCo, Inc.	198,284	28,584,622	0.5%
Procter & Gamble Co. (The)	343,686	45,854,586	0.9%
Walmart, Inc.	195,586	27,364,437	0.5%
Other Securities		156,823,233	2.9%

TOTAL CONSUMER STAPLES		312,440,898	5.8%

ENERGY — (2.3%)
Chevron Corp.	233,840	24,101,889	0.5%
Exxon Mobil Corp.	508,691	29,117,473	0.5%
Other Securities		69,256,276	1.3%

TOTAL ENERGY		122,475,638	2.3%

FINANCIALS — (12.0%)
Bank of America Corp.	1,077,983	43,690,651	0.8%
* Berkshire Hathaway, Inc., Class B	269,160	74,005,542	1.4%
JPMorgan Chase & Co.	421,313	64,802,153	1.2%
Wells Fargo & Co.	472,278	21,276,124	0.4%
Other Securities		449,291,168	8.3%

TOTAL FINANCIALS		653,065,638	12.1%

HEALTH CARE — (13.0%)
Abbott Laboratories	241,711	29,024,657	0.5%
AbbVie, Inc.	243,277	27,125,386	0.5%
Eli Lilly and Co.	124,001	22,663,663	0.4%
Johnson & Johnson	364,757	59,356,907	1.1%

7

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Medtronic P.L.C.	185,933	$24,342,348	0.5%
Merck & Co., Inc.	349,652	26,049,074	0.5%
Pfizer, Inc.	770,017	29,761,157	0.6%
Thermo Fisher Scientific, Inc.	54,688	25,715,938	0.5%
UnitedHealth Group, Inc.	131,466	52,428,641	1.0%
Other Securities		406,237,791	7.4%

TOTAL HEALTH CARE		702,705,562	13.0%

INDUSTRIALS — (9.7%)
Honeywell International, Inc.	97,200	21,679,488	0.4%
Other Securities		504,975,266	9.3%

TOTAL INDUSTRIALS		526,654,754	9.7%

INFORMATION TECHNOLOGY — (27.3%)
Accenture P.L.C., Class A	87,186	25,281,324	0.5%
* Adobe, Inc.	67,212	34,166,548	0.6%
Apple, Inc.	2,411,332	316,993,705	5.9%
Broadcom, Inc.	55,793	25,452,767	0.5%
Cisco Systems, Inc.	583,707	29,716,523	0.6%
Intel Corp.	589,556	33,917,157	0.6%
Mastercard, Inc., Class A	123,751	47,280,307	0.9%
Microsoft Corp.	995,967	251,162,958	4.7%
NVIDIA Corp.	83,317	50,021,860	0.9%
Oracle Corp.	297,125	22,519,104	0.4%
* PayPal Holdings, Inc.	159,367	41,800,370	0.8%
QUALCOMM, Inc.	156,365	21,703,462	0.4%
* salesforce.com, Inc.	118,653	27,328,159	0.5%
Texas Instruments, Inc.	126,624	22,856,898	0.4%
# Visa, Inc., Class A	233,571	54,552,843	1.0%
Other Securities		477,144,737	8.7%

TOTAL INFORMATION TECHNOLOGY		1,481,898,722	27.4%

MATERIALS — (2.9%)
Other Securities		159,529,008	3.0%

REAL ESTATE — (0.1%)
Other Securities		6,816,728	0.1%

UTILITIES — (2.6%)
NextEra Energy, Inc.	271,504	21,044,275	0.4%
Other Securities		117,719,110	2.2%

TOTAL UTILITIES		138,763,385	2.6%

TOTAL COMMON STOCKS		5,386,058,259	99.7%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		98,235	0.0%

TOTAL PREFERRED STOCKS		98,235	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,643,010,044)		5,386,156,494

8

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	16,330,633	$16,330,633	0.3%

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	1,947,795	22,535,993	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,681,873,234)		$5,425,023,120	100.4%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$581,948,978	—	—	$581,948,978
Consumer Discretionary	699,758,579	$369	—	699,758,948
Consumer Staples	312,440,898	—	—	312,440,898
Energy	122,475,638	—	—	122,475,638
Financials	653,065,248	390	—	653,065,638
Health Care	702,666,886	38,676	—	702,705,562
Industrials	526,654,754	—	—	526,654,754
Information Technology	1,481,898,722	—	—	1,481,898,722
Materials	159,529,008	—	—	159,529,008
Real Estate	6,816,728	—	—	6,816,728
Utilities	138,763,385	—	—	138,763,385
Preferred Stocks
Industrials	98,235	—	—	98,235
Temporary Cash Investments	16,330,633	—	—	16,330,633
Securities Lending Collateral	—	22,535,993	—	22,535,993

TOTAL	$5,402,447,692	$22,575,428	—	$5,425,023,120

See accompanying Notes to Financial Statements.

9

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (3.0%)
News Corp., Class A	1,282,559	$33,596,633	0.6%
Other Securities		147,623,121	2.5%

TOTAL COMMUNICATION SERVICES		181,219,754	3.1%

CONSUMER DISCRETIONARY — (16.0%)
* AutoNation, Inc.	339,119	34,752,915	0.6%
BorgWarner, Inc.	525,917	25,549,048	0.4%
Kohl’s Corp.	473,056	27,749,465	0.5%
Lithia Motors, Inc., Class A	82,344	31,651,387	0.5%
* Marriott Vacations Worldwide Corp.	117,935	20,948,794	0.4%
* Mohawk Industries, Inc.	104,930	21,563,115	0.4%
Newell Brands, Inc.	747,371	20,149,122	0.3%
Penske Automotive Group, Inc.	294,235	25,801,467	0.4%
PulteGroup, Inc.	692,549	40,943,497	0.7%
PVH Corp.	210,563	23,831,520	0.4%
Toll Brothers, Inc.	568,855	35,667,208	0.6%
Other Securities		648,602,385	11.1%

TOTAL CONSUMER DISCRETIONARY		957,209,923	16.3%

CONSUMER STAPLES — (4.7%)
Bunge, Ltd.	460,827	38,903,015	0.7%
* Darling Ingredients, Inc.	704,265	48,911,204	0.8%
* Post Holdings, Inc.	239,137	27,209,008	0.5%
Other Securities		166,125,826	2.8%

TOTAL CONSUMER STAPLES		281,149,053	4.8%

ENERGY — (3.9%)
Devon Energy Corp.	918,509	21,474,740	0.4%
Other Securities		209,815,422	3.5%

TOTAL ENERGY		231,290,162	3.9%

FINANCIALS — (27.0%)
Assured Guaranty, Ltd.	431,631	21,948,436	0.4%
* Athene Holding, Ltd., Class A	596,647	35,601,926	0.6%
# CNO Financial Group, Inc.	1,142,791	29,175,454	0.5%
First Horizon Corp.	1,658,878	30,340,879	0.5%
Invesco, Ltd.	1,242,398	33,544,746	0.6%
People’s United Financial, Inc.	1,723,032	31,238,570	0.5%
Pinnacle Financial Partners, Inc.	248,663	21,792,825	0.4%
Popular, Inc.	345,889	25,581,950	0.4%
Reinsurance Group of America, Inc.	173,013	22,583,387	0.4%
Santander Consumer USA Holdings, Inc.	706,318	23,972,433	0.4%
TCF Financial Corp.	462,340	21,045,717	0.4%
# Voya Financial, Inc.	438,521	29,740,494	0.5%
Zions Bancorp NA	464,919	25,942,480	0.5%
Other Securities		1,270,728,227	21.6%

TOTAL FINANCIALS		1,623,237,524	27.7%

10

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.2%)
#* Acadia Healthcare Co., Inc.	357,396	$21,772,564	0.4%
Other Securities		231,085,650	3.9%

TOTAL HEALTH CARE		252,858,214	4.3%

INDUSTRIALS — (22.5%)
AGCO Corp.	273,209	39,866,657	0.7%
AMERCO	43,390	25,887,776	0.4%
#* Chart Industries, Inc.	164,239	26,381,711	0.5%
#* Colfax Corp.	493,743	22,312,246	0.4%
* JetBlue Airways Corp.	1,127,944	22,964,940	0.4%
Knight-Swift Transportation Holdings, Inc.	663,046	31,242,728	0.5%
#* MasTec, Inc.	222,715	23,242,537	0.4%
Oshkosh Corp.	177,390	22,072,638	0.4%
Owens Corning	241,352	23,365,287	0.4%
Quanta Services, Inc.	594,479	57,450,451	1.0%
Regal Beloit Corp.	138,919	20,064,071	0.3%
UFP Industries, Inc.	262,158	22,031,758	0.4%
Other Securities		1,014,049,326	17.3%

TOTAL INDUSTRIALS		1,350,932,126	23.1%

INFORMATION TECHNOLOGY — (8.1%)
* Arrow Electronics, Inc.	366,807	41,841,674	0.7%
* Concentrix Corp.	210,135	32,650,776	0.6%
SYNNEX Corp.	210,135	25,468,362	0.4%
Other Securities		388,682,054	6.6%

TOTAL INFORMATION TECHNOLOGY		488,642,866	8.3%

MATERIALS — (7.4%)
Element Solutions, Inc.	921,185	20,155,528	0.3%
# Olin Corp.	473,317	20,366,830	0.4%
Reliance Steel & Aluminum Co.	288,850	46,305,543	0.8%
Steel Dynamics, Inc.	497,726	26,986,704	0.5%
Westlake Chemical Corp.	230,634	21,654,226	0.4%
Other Securities		309,969,541	5.2%

TOTAL MATERIALS		445,438,372	7.6%

REAL ESTATE — (0.4%)
Other Securities		24,211,024	0.4%

UTILITIES — (0.2%)
Other Securities		10,013,266	0.2%

TOTAL COMMON STOCKS		5,846,202,284	99.7%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		366,796	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,271,727	0.0%

11

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$2,099,474	0.1%

TOTAL PREFERRED STOCKS		3,737,997	0.1%

TOTAL INVESTMENT SECURITIES (Cost $2,752,388,075)		5,849,940,281

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	12,611,111	12,611,111	0.2%

SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	12,056,258	139,490,901	2.4%

TOTAL INVESTMENTS — (100.0%) (Cost $2,904,481,904)		$6,002,042,293	102.4%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$181,219,754	—	—	$181,219,754
Consumer Discretionary	957,191,178	$18,745	—	957,209,923
Consumer Staples	281,149,053	—	—	281,149,053
Energy	231,290,162	—	—	231,290,162
Financials	1,623,221,298	16,226	—	1,623,237,524
Health Care	251,569,597	1,288,617	—	252,858,214
Industrials	1,350,932,126	—	—	1,350,932,126
Information Technology	488,641,756	1,110	—	488,642,866
Materials	445,438,372	—	—	445,438,372
Real Estate	24,211,024	—	—	24,211,024
Utilities	10,013,266	—	—	10,013,266
Preferred Stocks
Communication Services	366,796	—	—	366,796
Consumer Discretionary	1,271,727	—	—	1,271,727
Industrials	2,099,474	—	—	2,099,474
Temporary Cash Investments	12,611,111	—	—	12,611,111
Securities Lending Collateral	—	139,490,901	—	139,490,901

TOTAL	$5,861,226,694	$140,815,599	—	$6,002,042,293

See accompanying Notes to Financial Statements.

12

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.4%)
	Nexstar Media Group, Inc., Class A	67,042	$9,882,661	0.3%
	Other Securities		88,250,563	2.2%

TOTAL COMMUNICATION SERVICES			98,133,224	2.5%

CONSUMER DISCRETIONARY — (15.9%)
#	American Eagle Outfitters, Inc.	346,847	11,990,501	0.3%
*	Asbury Automotive Group, Inc.	46,175	9,170,817	0.2%
*	Crocs, Inc.	125,337	12,548,740	0.3%
*	Fox Factory Holding Corp.	69,359	10,627,880	0.3%
#*	Helen of Troy, Ltd.	49,830	10,524,594	0.3%
	Lithia Motors, Inc., Class A	48,063	18,474,456	0.5%
#*	Magnite, Inc.	221,464	8,869,633	0.2%
*	Marriott Vacations Worldwide Corp.	58,656	10,419,065	0.3%
	Penske Automotive Group, Inc.	101,258	8,879,314	0.2%
#*	RH	15,895	10,936,078	0.3%
	Texas Roadhouse, Inc.	88,757	9,498,774	0.2%
#*	TopBuild Corp.	51,411	11,432,778	0.3%
	Other Securities		520,638,190	13.2%

TOTAL CONSUMER DISCRETIONARY			654,010,820	16.6%

CONSUMER STAPLES — (3.9%)
*	Darling Ingredients, Inc.	292,864	20,339,405	0.5%
	Other Securities		139,330,977	3.6%

TOTAL CONSUMER STAPLES			159,670,382	4.1%

ENERGY — (2.4%)
	Other Securities		99,122,165	2.5%

FINANCIALS — (20.1%)
#	CNO Financial Group, Inc.	336,171	8,582,446	0.2%
	Evercore, Inc., Class A	63,810	8,941,695	0.2%
	Primerica, Inc.	56,551	9,035,153	0.2%
	Stifel Financial Corp.	138,369	9,573,751	0.2%
	TCF Financial Corp.	220,233	10,025,006	0.3%
	UMB Financial Corp.	93,869	9,108,109	0.2%
	Other Securities		772,224,972	19.8%

TOTAL FINANCIALS			827,491,132	21.1%

HEALTH CARE — (8.8%)
*	Omnicell, Inc.	81,245	11,782,150	0.3%
*	Select Medical Holdings Corp.	255,818	9,649,455	0.3%
*	Tenet Healthcare Corp.	179,639	10,645,407	0.3%
	Other Securities		329,184,722	8.3%

TOTAL HEALTH CARE			361,261,734	9.2%

INDUSTRIALS — (20.4%)
*	ASGN, Inc.	100,499	10,570,485	0.3%
*	Builders FirstSource, Inc.	321,410	15,643,025	0.4%

13

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
* Chart Industries, Inc.	56,506	$9,076,559	0.2%
EMCOR Group, Inc.	83,083	9,953,343	0.3%
* FTI Consulting, Inc.	70,273	9,757,406	0.3%
* Generac Holdings, Inc.	27,660	8,960,457	0.2%
John Bean Technologies Corp.	59,441	8,641,533	0.2%
KBR, Inc.	218,756	8,653,987	0.2%
#* MasTec, Inc.	126,820	13,234,935	0.3%
Regal Beloit Corp.	82,244	11,878,501	0.3%
* Saia, Inc.	58,858	13,802,201	0.4%
Simpson Manufacturing Co., Inc.	82,536	9,301,807	0.2%
Timken Co. (The)	121,901	10,223,837	0.3%
UFP Industries, Inc.	116,525	9,792,761	0.3%
Other Securities		689,567,973	17.5%

TOTAL INDUSTRIALS		839,058,810	21.4%

INFORMATION TECHNOLOGY — (12.4%)
Advanced Energy Industries, Inc.	78,299	8,637,163	0.2%
Amkor Technology, Inc.	446,228	9,022,730	0.2%
Brooks Automation, Inc.	104,431	10,581,993	0.3%
* Cirrus Logic, Inc.	118,585	8,823,910	0.2%
* Lattice Semiconductor Corp.	243,918	12,271,515	0.3%
#* MicroStrategy, Inc., Class A	15,016	9,867,915	0.3%
#* Novanta, Inc.	66,003	8,693,255	0.2%
Power Integrations, Inc.	106,382	8,809,493	0.2%
#* Synaptics, Inc.	63,054	8,819,363	0.2%
Other Securities		427,944,383	11.0%

TOTAL INFORMATION TECHNOLOGY		513,471,720	13.1%

MATERIALS — (5.6%)
Element Solutions, Inc.	398,716	8,723,906	0.2%
# Louisiana-Pacific Corp.	206,881	13,629,320	0.3%
Olin Corp.	215,079	9,254,849	0.2%
Other Securities		201,329,430	5.2%

TOTAL MATERIALS		232,937,505	5.9%

REAL ESTATE — (0.5%)
Other Securities		20,721,378	0.5%

UTILITIES — (2.4%)
Other Securities		100,312,721	2.5%

TOTAL COMMON STOCKS		3,906,191,591	99.4%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		238,182	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		563,376	0.0%

14

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$1,285,184	0.0%

TOTAL PREFERRED STOCKS		2,086,742	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		310	0.0%

TOTAL RIGHTS/WARRANTS		310	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,641,413,645)		3,908,278,643

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	22,834,486	22,834,486	0.6%

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	16,257,188	188,095,661	4.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,852,324,633)		$4,119,208,790	104.8%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$98,133,224	—	—	$98,133,224
Consumer Discretionary	653,999,973	$10,847	—	654,010,820
Consumer Staples	159,670,382	—	—	159,670,382
Energy	99,122,165	—	—	99,122,165
Financials	827,479,661	11,471	—	827,491,132
Health Care	359,979,405	1,282,329	—	361,261,734
Industrials	839,058,810	—	—	839,058,810
Information Technology	513,470,192	1,528	—	513,471,720
Materials	232,937,505	—	—	232,937,505
Real Estate	20,721,378	—	—	20,721,378
Utilities	100,312,721	—	—	100,312,721
Preferred Stocks
Communication Services	238,182	—	—	238,182
Consumer Discretionary	563,376	—	—	563,376
Industrials	1,285,184	—	—	1,285,184
Rights/Warrants
Consumer Discretionary	—	310	—	310
Temporary Cash Investments	22,834,486	—	—	22,834,486
Securities Lending Collateral	—	188,095,661	—	188,095,661

TOTAL	$3,929,806,644	$189,402,146	—	$4,119,208,790

See accompanying Notes to Financial Statements.

15

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (7.4%)
* Alphabet, Inc., Class A	41,205	$96,975,967	0.8%
* Alphabet, Inc., Class C	42,114	101,499,794	0.8%
AT&T, Inc.	1,788,149	56,165,760	0.4%
* Charter Communications, Inc., Class A	59,771	40,252,780	0.3%
Comcast Corp., Class A	1,661,011	93,265,768	0.7%
* Facebook, Inc., Class A	392,789	127,687,848	1.0%
Verizon Communications, Inc.	1,431,638	82,734,360	0.6%
* Walt Disney Co. (The)	279,758	52,040,583	0.4%
Other Securities		315,950,634	2.5%

TOTAL COMMUNICATION SERVICES		966,573,494	7.5%

CONSUMER DISCRETIONARY — (13.0%)
* Amazon.com, Inc.	77,547	268,888,019	2.1%
Home Depot, Inc. (The)	122,083	39,514,605	0.3%
Lowe’s Cos., Inc.	216,161	42,421,596	0.3%
NIKE, Inc., Class B	250,218	33,183,911	0.3%
Target Corp.	206,306	42,758,982	0.3%
Other Securities		1,271,021,148	9.8%

TOTAL CONSUMER DISCRETIONARY		1,697,788,261	13.1%

CONSUMER STAPLES — (5.3%)
Coca-Cola Co. (The)	900,750	48,622,485	0.4%
PepsiCo, Inc.	354,730	51,137,877	0.4%
Procter & Gamble Co. (The)	458,732	61,204,023	0.5%
Walmart, Inc.	361,393	50,562,495	0.4%
Other Securities		476,928,163	3.6%

TOTAL CONSUMER STAPLES		688,455,043	5.3%

ENERGY — (2.7%)
Chevron Corp.	386,863	39,873,969	0.3%
Exxon Mobil Corp.	695,747	39,824,558	0.3%
Other Securities		273,045,649	2.1%

TOTAL ENERGY		352,744,176	2.7%

FINANCIALS — (15.1%)
American Express Co.	272,571	41,798,763	0.3%
Bank of America Corp.	1,804,342	73,129,981	0.6%
* Berkshire Hathaway, Inc., Class B	359,350	98,803,282	0.8%
JPMorgan Chase & Co.	928,952	142,882,107	1.1%
Morgan Stanley	454,955	37,556,535	0.3%
Other Securities		1,581,989,203	12.2%

TOTAL FINANCIALS		1,976,159,871	15.3%

HEALTH CARE — (11.5%)
AbbVie, Inc.	362,353	40,402,359	0.3%
Amgen, Inc.	156,585	37,524,029	0.3%
Eli Lilly and Co.	182,872	33,423,515	0.3%
Johnson & Johnson	811,788	132,102,261	1.0%

16

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	627,369	$46,738,990	0.4%
Pfizer, Inc.	1,174,988	45,413,286	0.4%
UnitedHealth Group, Inc.	228,707	91,208,352	0.7%
Other Securities		1,073,402,366	8.2%

TOTAL HEALTH CARE		1,500,215,158	11.6%

INDUSTRIALS — (14.3%)
Caterpillar, Inc.	169,510	38,666,926	0.3%
Union Pacific Corp.	237,535	52,754,148	0.4%
Other Securities		1,786,127,989	13.8%

TOTAL INDUSTRIALS		1,877,549,063	14.5%

INFORMATION TECHNOLOGY — (23.0%)
Accenture P.L.C., Class A	148,259	42,990,662	0.3%
Apple, Inc.	4,291,471	564,156,778	4.4%
Applied Materials, Inc.	284,262	37,724,410	0.3%
Broadcom, Inc.	81,865	37,346,813	0.3%
Cisco Systems, Inc.	1,202,069	61,197,333	0.5%
Intel Corp.	1,824,849	104,983,563	0.8%
International Business Machines Corp.	253,782	36,006,590	0.3%
Lam Research Corp.	72,514	44,991,311	0.4%
Mastercard, Inc., Class A	216,100	82,563,166	0.6%
* Micron Technology, Inc.	452,390	38,937,207	0.3%
Microsoft Corp.	1,706,556	430,359,292	3.3%
NVIDIA Corp.	71,917	43,177,528	0.3%
Oracle Corp.	657,349	49,820,481	0.4%
QUALCOMM, Inc.	405,618	56,299,778	0.4%
Texas Instruments, Inc.	256,744	46,344,859	0.4%
# Visa, Inc., Class A	398,435	93,058,479	0.7%
Other Securities		1,237,770,905	9.5%

TOTAL INFORMATION TECHNOLOGY		3,007,729,155	23.2%

MATERIALS — (4.5%)
Other Securities		587,697,842	4.6%

REAL ESTATE — (0.3%)
Other Securities		41,126,200	0.3%

UTILITIES — (1.6%)
Other Securities		211,437,283	1.6%

TOTAL COMMON STOCKS		12,907,475,546	99.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		252,788	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		932,195	0.0%

17

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$828,731	0.0%

TOTAL PREFERRED STOCKS		2,013,714	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,135,141,558)		12,909,489,260

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	39,193,881	39,193,881	0.3%

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	11,525,190	133,346,449	1.0%

TOTAL INVESTMENTS — (100.0%) (Cost $5,307,663,615)		$13,082,029,590	101.0%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$966,573,494	—	—	$966,573,494
Consumer Discretionary	1,697,782,066	$6,195	—	1,697,788,261
Consumer Staples	688,455,043	—	—	688,455,043
Energy	352,744,176	—	—	352,744,176
Financials	1,976,155,526	4,345	—	1,976,159,871
Health Care	1,499,588,983	626,175	—	1,500,215,158
Industrials	1,877,549,063	—	—	1,877,549,063
Information Technology	3,007,729,155	—	—	3,007,729,155
Materials	587,697,842	—	—	587,697,842
Real Estate	41,126,200	—	—	41,126,200
Utilities	211,437,283	—	—	211,437,283
Preferred Stocks
Communication Services	252,788	—	—	252,788
Consumer Discretionary	932,195	—	—	932,195
Industrials	828,731	—	—	828,731
Temporary Cash Investments	39,193,881	—	—	39,193,881
Securities Lending Collateral	—	133,346,449	—	133,346,449

TOTAL	$12,948,046,426	$133,983,164	—	$13,082,029,590

See accompanying Notes to Financial Statements.

18

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group, Ltd.	1,740,431	$38,401,352	1.1%
National Australia Bank, Ltd.	1,731,191	35,427,395	1.1%
Westpac Banking Corp.	2,029,506	39,109,944	1.2%
Other Securities		85,050,285	2.5%

TOTAL AUSTRALIA		197,988,976	5.9%

AUSTRIA — (0.1%)
Other Security		1,553,125	0.0%

BELGIUM — (0.8%)
Other Securities		26,748,285	0.8%

CANADA — (8.9%)
Bank of Montreal 063671101	423,189	39,923,650	1.2%
Bank of Nova Scotia (The) 064149107	367,600	23,412,444	0.7%
Bank of Nova Scotia (The) 064149958	238,127	15,163,487	0.5%
Canadian Imperial Bank of Commerce 136069952	243,322	25,295,273	0.8%
Canadian Natural Resources, Ltd.	1,106,408	33,612,675	1.0%
Magna International, Inc.	180,283	17,022,321	0.5%
Manulife Financial Corp.	874,417	19,106,012	0.6%
Nutrien, Ltd.	322,344	17,790,176	0.5%
Other Securities		105,336,107	3.0%

TOTAL CANADA		296,662,145	8.8%

DENMARK — (2.8%)
DSV Panalpina A.S	128,852	28,706,953	0.8%
Vestas Wind Systems A/S	662,090	27,305,582	0.8%
Other Securities		38,261,224	1.2%

TOTAL DENMARK		94,273,759	2.8%

FINLAND — (1.1%)
Other Securities		36,149,544	1.1%

FRANCE — (9.1%)
* BNP Paribas SA	448,190	28,736,909	0.9%
* Cie de Saint-Gobain	501,569	31,646,562	0.9%
Cie Generale des Etablissements Michelin SCA	174,933	25,312,907	0.7%
Orange SA	1,367,358	17,028,001	0.5%
Total SE	1,529,588	67,604,357	2.0%
Other Securities		133,310,127	4.0%

TOTAL FRANCE		303,638,863	9.0%

GERMANY — (6.9%)
Allianz SE	152,041	39,472,402	1.2%
Bayerische Motoren Werke AG	248,207	24,872,865	0.7%
Daimler AG	643,382	57,260,175	1.7%
Volkswagen AG	26,325	8,357,460	0.2%

19

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$98,603,806	3.0%

TOTAL GERMANY		228,566,708	6.8%

HONG KONG — (2.2%)
Other Securities		74,652,443	2.2%

IRELAND — (0.7%)
Other Securities		21,685,342	0.6%

ISRAEL — (0.4%)
Other Securities		13,003,252	0.4%

ITALY — (2.8%)
Stellantis NV BMD8F9905	1,301,462	21,588,605	0.6%
Other Securities		71,666,647	2.2%

TOTAL ITALY		93,255,252	2.8%

JAPAN — (21.7%)
Hitachi, Ltd.	387,800	19,195,214	0.6%
Honda Motor Co., Ltd.	940,588	28,048,152	0.8%
Takeda Pharmaceutical Co., Ltd.	722,894	24,145,015	0.7%
Toyota Motor Corp.	1,126,688	84,303,496	2.5%
Toyota Motor Corp., Sponsored ADR	380	57,293	0.0%
Other Securities		569,440,621	16.9%

TOTAL JAPAN		725,189,791	21.5%

NETHERLANDS — (4.5%)
ING Groep NV	1,194,052	15,253,990	0.4%
Koninklijke Ahold Delhaize NV	1,218,579	32,794,283	1.0%
Koninklijke DSM NV	162,235	29,088,728	0.9%
Other Securities		73,363,474	2.2%

TOTAL NETHERLANDS		150,500,475	4.5%

NEW ZEALAND — (0.3%)
Other Securities		9,945,029	0.3%

NORWAY — (0.7%)
Other Securities		23,885,051	0.7%

PORTUGAL — (0.1%)
Other Securities		4,508,175	0.1%

SINGAPORE — (0.9%)
Other Securities		30,869,094	0.9%

SPAIN — (2.2%)
Banco Santander SA	9,120,977	35,184,638	1.1%
Banco Santander SA, Sponsored ADR	2,987,846	11,383,693	0.3%
Other Securities		27,432,358	0.8%

TOTAL SPAIN		74,000,689	2.2%

20

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (3.0%)
Other Securities		$99,900,085	3.0%

SWITZERLAND — (9.1%)
ABB, Ltd.	629,765	20,456,119	0.6%
Cie Financiere Richemont SA	222,027	22,785,915	0.7%
LafargeHolcim, Ltd.	271,024	16,724,266	0.5%
Lonza Group AG	24,359	15,485,361	0.5%
Novartis AG	354,588	30,259,243	0.9%
Novartis AG, Sponsored ADR	313,624	26,733,310	0.8%
UBS Group AG	1,266,990	19,347,694	0.6%
Zurich Insurance Group AG	107,513	44,108,116	1.3%
Other Securities		106,739,493	3.1%

TOTAL SWITZERLAND		302,639,517	9.0%

UNITED KINGDOM — (13.6%)
Anglo American P.L.C.	629,896	26,707,858	0.8%
Aviva P.L.C.	3,622,935	20,029,561	0.6%
# Barclays P.L.C., Sponsored ADR	1,862,537	17,824,479	0.5%
BP P.L.C.	946,098	3,960,693	0.1%
BP P.L.C., Sponsored ADR	1,846,597	46,460,376	1.4%
British American Tobacco P.L.C.	923,607	34,268,908	1.0%
British American Tobacco P.L.C., Sponsored ADR	35,481	1,330,892	0.0%
* BT Group P.L.C.	6,576,787	15,001,275	0.4%
Glencore P.L.C.	6,752,689	27,506,543	0.8%
HSBC Holdings P.L.C., Sponsored ADR	916,438	28,611,194	0.9%
Lloyds Banking Group P.L.C.	40,325,085	25,287,028	0.8%
Royal Dutch Shell P.L.C., Class B	273,088	4,886,542	0.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	2,270,927	81,321,896	2.4%
Vodafone Group P.L.C.	16,924,098	31,939,134	1.0%
Vodafone Group P.L.C., Sponsored ADR	364,865	6,914,185	0.2%
Other Securities		80,634,885	2.4%

TOTAL UNITED KINGDOM		452,685,449	13.4%

TOTAL COMMON STOCKS		3,262,301,049	96.8%

PREFERRED STOCKS — (1.5%)
GERMANY — (1.5%)
Volkswagen AG	149,301	38,871,927	1.2%
Other Securities		11,207,013	0.3%

TOTAL GERMANY		50,078,940	1.5%

TOTAL INVESTMENT SECURITIES (Cost $2,653,837,207)		3,312,379,989

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	2,005,803	23,207,139	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $2,677,042,204)		$3,335,587,128	99.0%

21

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of April 30, 2021, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	157	06/18/21	$31,141,633	$32,769,040	$1,627,407

Total Futures Contracts			$31,141,633	$32,769,040	$1,627,407

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$197,988,976	—	$197,988,976
Austria	—	1,553,125	—	1,553,125
Belgium	—	26,748,285	—	26,748,285
Canada	$296,662,145	—	—	296,662,145
Denmark	—	94,273,759	—	94,273,759
Finland	—	36,149,544	—	36,149,544
France	—	303,638,863	—	303,638,863
Germany	5,408,410	223,158,298	—	228,566,708
Hong Kong	—	74,652,443	—	74,652,443
Ireland	9,802,994	11,882,348	—	21,685,342
Israel	3,409,309	9,593,943	—	13,003,252
Italy	8,406,610	84,848,642	—	93,255,252
Japan	3,276,897	721,912,894	—	725,189,791
Netherlands	9,156,562	141,343,913	—	150,500,475
New Zealand	—	9,945,029	—	9,945,029
Norway	848,887	23,036,164	—	23,885,051
Portugal	—	4,508,175	—	4,508,175
Singapore	—	30,869,094	—	30,869,094
Spain	14,180,439	59,820,250	—	74,000,689
Sweden	—	99,900,085	—	99,900,085
Switzerland	43,317,813	259,321,704	—	302,639,517
United Kingdom	189,531,729	263,153,720	—	452,685,449
Preferred Stocks
Germany	—	50,078,940	—	50,078,940
Securities Lending Collateral	—	23,207,139	—	23,207,139
Futures Contracts**	1,627,407	—	—	1,627,407

TOTAL	$585,629,202	$2,751,585,333	—	$3,337,214,535

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

22

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
AUSTRALIA — (4.2%)
BHP Group, Ltd.	329,587	$11,995,610	0.3%
Other Securities		175,861,429	4.0%

TOTAL AUSTRALIA		187,857,039	4.3%

AUSTRIA — (0.4%)
Other Securities		17,868,846	0.4%

BELGIUM — (0.8%)
Other Securities		35,353,240	0.8%

BRAZIL — (1.4%)
Vale SA	622,420	12,491,823	0.3%
Other Securities		48,676,714	1.1%

TOTAL BRAZIL		61,168,537	1.4%

CANADA — (6.8%)
Canadian Natural Resources, Ltd.	264,362	8,031,318	0.2%
Magna International, Inc.	80,312	7,584,605	0.2%
Royal Bank of Canada 780087102	133,402	12,726,551	0.3%
Royal Bank of Canada 780087953	73,553	7,019,894	0.2%
Other Securities		267,056,358	6.1%

TOTAL CANADA		302,418,726	7.0%

CHILE — (0.2%)
Other Securities		7,145,060	0.2%

CHINA — (9.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	43,175	9,971,266	0.3%
* Baidu, Inc., Sponsored ADR	33,222	6,987,583	0.2%
China Construction Bank Corp., Class H	14,243,200	11,242,750	0.3%
Ping An Insurance Group Co. of China, Ltd., Class H	958,500	10,449,820	0.3%
Tencent Holdings, Ltd.	424,000	33,823,324	0.8%
Other Securities		363,920,625	8.2%

TOTAL CHINA		436,395,368	10.1%

COLOMBIA — (0.0%)
Other Securities		1,954,013	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,015,045	0.0%

DENMARK — (1.6%)
Novo Nordisk A.S., Class B	132,667	9,786,506	0.2%
Other Securities		58,971,575	1.4%

TOTAL DENMARK		68,758,081	1.6%

EGYPT — (0.0%)
Other Securities		349,040	0.0%

23

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.1%)
Other Securities		$49,493,799	1.1%

FRANCE — (5.2%)
Cie Generale des Etablissements Michelin SCA	50,834	7,355,709	0.2%
LVMH Moet Hennessy Louis Vuitton SE	19,841	14,947,220	0.4%
Orange SA	611,218	7,611,628	0.2%
Total SE	251,331	11,108,266	0.3%
Vinci SA	60,804	6,672,004	0.2%
Other Securities		180,973,533	4.0%

TOTAL FRANCE		228,668,360	5.3%

GERMANY — (4.6%)
Daimler AG	137,707	12,255,747	0.3%
Deutsche Post AG	112,278	6,612,855	0.2%
Deutsche Telekom AG	430,617	8,287,239	0.2%
Other Securities		174,105,625	3.9%

TOTAL GERMANY		201,261,466	4.6%

GREECE — (0.1%)
Other Securities		3,194,638	0.1%

HONG KONG — (1.9%)
AIA Group, Ltd.	806,400	10,235,289	0.3%
Other Securities		71,876,105	1.6%

TOTAL HONG KONG		82,111,394	1.9%

HUNGARY — (0.1%)
Other Securities		2,840,645	0.1%

INDIA — (3.6%)
Infosys, Ltd.	384,314	6,954,753	0.2%
Reliance Industries, Ltd.	246,575	6,629,182	0.2%
Other Securities		144,044,532	3.2%

TOTAL INDIA		157,628,467	3.6%

INDONESIA — (0.5%)
Other Securities		22,502,025	0.5%

IRELAND — (0.6%)
CRH P.L.C., Sponsored ADR	186,326	8,807,630	0.2%
Other Securities		18,004,408	0.4%

TOTAL IRELAND		26,812,038	0.6%

ISRAEL — (0.5%)
Other Securities		23,600,417	0.5%

ITALY — (1.8%)
Stellantis NV BMD8F9905	394,373	6,541,847	0.2%
Other Securities		73,579,124	1.7%

TOTAL ITALY		80,120,971	1.9%

24

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (14.4%)
KDDI Corp.	218,400	$6,602,109	0.2%
SoftBank Group Corp.	304,192	27,410,926	0.7%
Sony Group Corp.	88,100	8,808,141	0.2%
Toyota Motor Corp.	196,920	14,734,413	0.4%
Other Securities		578,685,098	13.2%

TOTAL JAPAN		636,240,687	14.7%

MALAYSIA — (0.6%)
Other Securities		24,464,968	0.6%

MEXICO — (0.7%)
Other Securities		30,897,693	0.7%

NETHERLANDS — (2.3%)
# Akzo Nobel NV	57,385	6,890,144	0.2%
ASML Holding NV N07059210	20,680	13,402,384	0.3%
Koninklijke Ahold Delhaize NV	286,166	7,701,273	0.2%
Other Securities		74,345,885	1.7%

TOTAL NETHERLANDS		102,339,686	2.4%

NEW ZEALAND — (0.3%)
Other Securities		14,403,261	0.3%

NORWAY — (0.6%)
Other Securities		27,581,237	0.6%

PERU — (0.0%)
Other Securities		415,576	0.0%

PHILIPPINES — (0.2%)
Other Securities		10,699,209	0.3%

POLAND — (0.3%)
Other Securities		12,052,328	0.3%

PORTUGAL — (0.1%)
Other Securities		5,935,934	0.1%

QATAR — (0.2%)
Other Securities		7,947,154	0.2%

RUSSIA — (0.3%)
Other Securities		12,132,292	0.3%

SAUDI ARABIA — (0.7%)
Other Securities		29,492,028	0.7%

SINGAPORE — (0.6%)
Other Securities		26,452,081	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		71,066,269	1.6%

25

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (4.8%)
LG Electronics, Inc.	45,523	$6,395,622	0.2%
Samsung Electronics Co., Ltd.	504,791	36,791,933	0.9%
Samsung Electronics Co., Ltd., GDR	9,769	17,799,791	0.4%
SK Hynix, Inc.	83,152	9,486,086	0.2%
Other Securities		143,092,716	3.2%

TOTAL SOUTH KOREA		213,566,148	4.9%

SPAIN — (1.5%)
Iberdrola SA	645,863	8,728,156	0.2%
Other Securities		55,906,049	1.3%

TOTAL SPAIN		64,634,205	1.5%

SWEDEN — (2.3%)
Volvo AB, Class B	279,915	6,835,683	0.2%
Other Securities		96,940,793	2.2%

TOTAL SWEDEN		103,776,476	2.4%

SWITZERLAND — (4.4%)
Nestle SA	291,193	34,748,262	0.8%
Novartis AG, Sponsored ADR	83,303	7,100,748	0.2%
Roche Holding AG 711038901	51,641	16,843,001	0.4%
Other Securities		135,977,295	3.1%

TOTAL SWITZERLAND		194,669,306	4.5%

TAIWAN — (5.6%)
Taiwan Semiconductor Manufacturing Co., Ltd.	390,465	8,223,039	0.2%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	34,659,406	0.8%
Other Securities		206,479,475	4.7%

TOTAL TAIWAN		249,361,920	5.7%

THAILAND — (0.7%)
Other Securities		32,058,199	0.7%

TURKEY — (0.2%)
Other Securities		8,863,867	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		5,532,680	0.1%

UNITED KINGDOM — (9.0%)
# AstraZeneca P.L.C., Sponsored ADR	178,391	9,467,210	0.2%
BP P.L.C., Sponsored ADR	490,027	12,329,081	0.3%
# Rio Tinto P.L.C., Sponsored ADR	108,298	9,211,828	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	290,874	10,416,198	0.3%
Unilever P.L.C., Sponsored ADR	171,989	10,099,194	0.2%
Vodafone Group P.L.C.	4,029,726	7,604,894	0.2%
Other Securities		340,744,285	7.8%

TOTAL UNITED KINGDOM		399,872,690	9.2%

26

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$2,338,127	0.1%

TOTAL COMMON STOCKS		4,285,311,236	98.7%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.2%)
Other Securities		9,710,915	0.3%

CHILE — (0.0%)
Other Securities		160,800	0.0%

COLOMBIA — (0.0%)
Other Securities		254,655	0.0%

GERMANY — (0.5%)
Volkswagen AG	34,797	9,059,728	0.2%
Other Securities		12,553,822	0.3%

TOTAL GERMANY		21,613,550	0.5%

PHILIPPINES — (0.0%)
Other Security		55,726	0.0%

SOUTH KOREA — (0.0%)
Other Security		4,844	0.0%

TOTAL PREFERRED STOCKS		31,800,490	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		245,039	0.0%

FRANCE — (0.0%)
Other Security		215,461	0.0%

INDONESIA — (0.0%)
Other Security		12,249	0.0%

MALAYSIA — (0.0%)
Other Securities		21,086	0.0%

SOUTH KOREA — (0.0%)
Other Security		20,470	0.0%

TAIWAN — (0.0%)
Other Securities		7,238	0.0%

THAILAND — (0.0%)
Other Securities		29,385	0.0%

27

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TURKEY — (0.0%)
Other Securities		$88,147	0.0%

TOTAL RIGHTS/WARRANTS		639,075	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,012,349,203)		4,317,750,801

		Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	8,981,261	103,913,191	2.4%

TOTAL INVESTMENTS—(100.0%) (Cost $3,116,258,976)		$4,421,663,992	101.9%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,880,363	$183,976,676	—	$187,857,039
Austria	—	17,868,846	—	17,868,846
Belgium	1,205,805	34,147,435	—	35,353,240
Brazil	61,168,537	—	—	61,168,537
Canada	301,639,518	779,208	—	302,418,726
Chile	7,145,060	—	—	7,145,060
China	47,251,714	389,143,654	—	436,395,368
Colombia	1,954,013	—	—	1,954,013
Czech Republic	—	1,015,045	—	1,015,045
Denmark	1,539,639	67,218,442	—	68,758,081
Egypt	211,069	137,971	—	349,040
Finland	—	49,493,799	—	49,493,799
France	3,610,470	225,057,890	—	228,668,360
Germany	7,579,464	193,682,002	—	201,261,466
Greece	—	3,194,638	—	3,194,638
Hong Kong	880,642	81,230,752	—	82,111,394
Hungary	—	2,840,645	—	2,840,645
India	5,195,081	152,433,386	—	157,628,467
Indonesia	291,247	22,210,778	—	22,502,025
Ireland	8,807,630	18,004,408	—	26,812,038
Israel	2,743,032	20,857,385	—	23,600,417
Italy	3,972,782	76,148,189	—	80,120,971
Japan	17,146,898	619,093,789	—	636,240,687
Malaysia	—	24,464,968	—	24,464,968
Mexico	30,897,136	557	—	30,897,693
Netherlands	19,912,473	82,427,213	—	102,339,686
New Zealand	54,063	14,349,198	—	14,403,261
Norway	767,179	26,814,058	—	27,581,237
Peru	415,576	—	—	415,576
Philippines	235,538	10,463,671	—	10,699,209
Poland	12,074	12,040,254	—	12,052,328
Portugal	—	5,935,934	—	5,935,934
Qatar	—	7,947,154	—	7,947,154

28

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Russia	$5,268,877	$6,863,415	—	$12,132,292
Saudi Arabia	60,929	29,431,099	—	29,492,028
Singapore	—	26,452,081	—	26,452,081
South Africa	8,937,143	62,129,126	—	71,066,269
South Korea	6,109,030	207,457,118	—	213,566,148
Spain	2,748,635	61,885,570	—	64,634,205
Sweden	151,002	103,625,474	—	103,776,476
Switzerland	17,940,708	176,728,598	—	194,669,306
Taiwan	35,547,044	213,814,876	—	249,361,920
Thailand	32,058,199	—	—	32,058,199
Turkey	72,971	8,790,896	—	8,863,867
United Arab Emirates	—	5,532,680	—	5,532,680
United Kingdom	81,104,001	318,768,689	—	399,872,690
United States	1,211,710	1,126,417	—	2,338,127
Preferred Stocks
Brazil	9,710,915	—	—	9,710,915
Chile	160,800	—	—	160,800
Colombia	254,655	—	—	254,655
Germany	—	21,613,550	—	21,613,550
Philippines	55,726	—	—	55,726
South Korea	—	4,844	—	4,844
Rights/Warrants
Canada	—	245,039	—	245,039
France	—	215,461	—	215,461
Indonesia	—	12,249	—	12,249
Malaysia	—	21,086	—	21,086
South Korea	—	20,470	—	20,470
Taiwan	—	7,238	—	7,238
Thailand	—	29,385	—	29,385
Turkey	—	88,147	—	88,147
Securities Lending Collateral	—	103,913,191	—	103,913,191

TOTAL	$729,909,348	$3,691,754,644	—	$4,421,663,992

See accompanying Notes to Financial Statements.

29

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
AUSTRALIA — (5.3%)
BlueScope Steel, Ltd.	117,966	$1,950,173	0.3%
* Boral, Ltd.	353,036	1,681,511	0.2%
OZ Minerals, Ltd.	93,280	1,701,809	0.2%
Tabcorp Holdings, Ltd.	464,914	1,772,648	0.3%
Other Securities		32,385,501	4.3%

TOTAL AUSTRALIA		39,491,642	5.3%

AUSTRIA — (0.9%)
voestalpine AG	34,921	1,515,023	0.2%
Other Securities		5,115,653	0.7%

TOTAL AUSTRIA		6,630,676	0.9%

BELGIUM — (1.0%)
Ageas SA	33,189	2,007,265	0.3%
Other Securities		5,638,624	0.7%

TOTAL BELGIUM		7,645,889	1.0%

BRAZIL — (1.0%)
Other Securities		7,207,179	1.0%

CANADA — (8.1%)
Cenovus Energy, Inc.	178,012	1,383,153	0.2%
Element Fleet Management Corp.	116,683	1,428,694	0.2%
Fairfax Financial Holdings, Ltd.	4,683	2,139,592	0.3%
First Quantum Minerals, Ltd.	149,128	3,437,169	0.5%
Lundin Mining Corp.	149,714	1,808,773	0.3%
Shaw Communications, Inc., Class B	49,246	1,424,687	0.2%
Teck Resources, Ltd., Class B	76,113	1,611,312	0.2%
Tourmaline Oil Corp.	65,693	1,417,385	0.2%
Other Securities		45,050,380	5.9%

TOTAL CANADA		59,701,145	8.0%

CHILE — (0.1%)
Other Securities		1,035,515	0.1%

CHINA — (8.3%)
Other Securities		61,556,198	8.3%

COLOMBIA — (0.0%)
Other Securities		277,300	0.0%

DENMARK — (2.0%)
Danske Bank A.S	118,281	2,248,252	0.3%
Pandora A.S	22,193	2,513,331	0.3%
Other Securities		10,126,636	1.4%

TOTAL DENMARK		14,888,219	2.0%

30

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.2%)
Other Securities		$8,982,910	1.2%

FRANCE — (3.7%)
Carrefour SA	86,094	1,667,382	0.2%
* Eiffage SA	14,380	1,575,149	0.2%
Publicis Groupe SA	31,947	2,067,606	0.3%
* Renault SA	39,721	1,601,085	0.2%
Rexel SA	82,278	1,617,359	0.2%
Other Securities		18,747,960	2.6%

TOTAL FRANCE		27,276,541	3.7%

GERMANY — (4.8%)
* Commerzbank AG	218,384	1,440,059	0.2%
Covestro AG	37,361	2,443,387	0.3%
GEA Group AG	33,066	1,452,074	0.2%
HeidelbergCement AG	26,107	2,392,270	0.3%
KION Group AG	14,834	1,478,168	0.2%
Other Securities		25,985,706	3.5%

TOTAL GERMANY		35,191,664	4.7%

GREECE — (0.1%)
Other Securities		375,636	0.1%

HONG KONG — (1.6%)
Other Securities		12,176,168	1.6%

HUNGARY — (0.0%)
Other Security		10,752	0.0%

INDIA — (4.1%)
Tata Steel, Ltd.	101,559	1,401,180	0.2%
Other Securities		29,128,996	3.9%

TOTAL INDIA		30,530,176	4.1%

INDONESIA — (0.5%)
Other Securities		3,857,461	0.5%

IRELAND — (0.4%)
Other Securities		2,926,467	0.4%

ISRAEL — (0.8%)
Other Securities		5,526,972	0.8%

ITALY — (2.5%)
* Mediobanca Banca di Credito Finanziario SpA	137,838	1,556,811	0.2%
Other Securities		17,057,747	2.3%

TOTAL ITALY		18,614,558	2.5%

JAPAN — (13.5%)
Other Securities		99,521,980	13.4%

MALAYSIA — (0.6%)
Other Securities		4,755,760	0.6%

31

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MEXICO — (0.8%)
* Cemex S.A.B. de C.V.	2,301,987	$1,818,225	0.3%
Other Securities		4,180,509	0.5%

TOTAL MEXICO		5,998,734	0.8%

NETHERLANDS — (1.9%)
ASR Nederland NV	38,573	1,684,692	0.2%
NN Group NV	40,617	2,025,913	0.3%
* Signify NV	30,082	1,708,329	0.3%
Other Securities		8,780,505	1.1%

TOTAL NETHERLANDS		14,199,439	1.9%

NEW ZEALAND — (0.4%)
Other Securities		2,990,963	0.4%

NORWAY — (0.8%)
Other Securities		5,767,759	0.8%

PHILIPPINES — (0.2%)
Other Securities		1,447,744	0.2%

POLAND — (0.3%)
Other Securities		2,006,819	0.3%

PORTUGAL — (0.2%)
Other Securities		1,568,630	0.2%

QATAR — (0.2%)
Other Securities		1,125,459	0.2%

RUSSIA — (0.2%)
Other Securities		1,158,608	0.2%

SAUDI ARABIA — (0.8%)
Other Securities		5,663,425	0.8%

SINGAPORE — (0.6%)
Other Securities		4,337,426	0.6%

SOUTH AFRICA — (1.3%)
Other Securities		9,272,109	1.3%

SOUTH KOREA — (5.1%)
Other Securities		37,587,292	5.1%

SPAIN — (1.5%)
CaixaBank SA	475,628	1,521,517	0.2%
Other Securities		9,788,416	1.3%

TOTAL SPAIN		11,309,933	1.5%

SWEDEN — (2.5%)
Trelleborg AB, Class B	54,795	1,425,537	0.2%
Other Securities		17,198,289	2.3%

TOTAL SWEDEN		18,623,826	2.5%

32

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (3.8%)
Adecco Group AG	26,285	$1,781,585	0.3%
Baloise Holding AG	14,424	2,439,006	0.3%
Swatch Group AG (The)	6,068	1,859,881	0.3%
Swiss Life Holding AG	3,515	1,712,618	0.2%
Swiss Prime Site AG	15,313	1,490,250	0.2%
Other Securities		18,631,048	2.5%

TOTAL SWITZERLAND		27,914,388	3.8%

TAIWAN — (5.7%)
Innolux Corp.	1,734,000	1,851,204	0.3%
Other Securities		39,969,387	5.3%

TOTAL TAIWAN		41,820,591	5.6%

THAILAND — (0.9%)
Other Securities		6,936,186	0.9%

TURKEY — (0.3%)
Other Securities		2,387,158	0.3%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		975,768	0.1%

UNITED KINGDOM — (10.8%)
Barratt Developments P.L.C.	173,979	1,855,005	0.3%
Bellway P.L.C.	38,125	1,901,868	0.3%
DS Smith P.L.C.	281,843	1,638,239	0.2%
* Kingfisher P.L.C.	565,062	2,789,519	0.4%
M&G P.L.C.	533,023	1,599,930	0.2%
Melrose Industries P.L.C.	913,816	2,057,177	0.3%
RSA Insurance Group P.L.C.	221,816	2,089,039	0.3%
Standard Life Aberdeen P.L.C.	360,501	1,381,526	0.2%
Taylor Wimpey P.L.C.	604,113	1,498,619	0.2%
* Whitbread P.L.C.	43,762	1,961,992	0.3%
Other Securities		60,946,632	8.0%

TOTAL UNITED KINGDOM		79,719,546	10.7%

UNITED STATES — (0.1%)
Other Securities		853,400	0.1%

TOTAL COMMON STOCKS		731,846,011	98.5%
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.4%)
Other Securities		2,739,772	0.4%

GERMANY — (0.2%)
Other Securities		1,607,984	0.2%
PHILIPPINES — (0.0%)
Other Security		21,047	0.0%

TOTAL PREFERRED STOCKS		4,368,803	0.6%

33

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		$72,840	0.0%

MALAYSIA — (0.0%)
Other Security		1,433	0.0%

SOUTH KOREA — (0.0%)
Other Securities		8,949	0.0%

TAIWAN — (0.0%)
Other Securities		1,976	0.0%

THAILAND — (0.0%)
Other Securities		14,819	0.0%

TOTAL RIGHTS/WARRANTS		100,017	0.0%

TOTAL INVESTMENT SECURITIES (Cost $617,760,678)		736,314,831

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	233,832	2,705,433	0.4%

TOTAL INVESTMENTS — (100.0%) (Cost $620,465,090)		$739,020,264	99.5%

As of April 30, 2021, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	06/18/21	$2,091,635	$2,087,200	$(4,435)

Total Futures Contracts			$2,091,635	$2,087,200	$(4,435)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,162	$39,490,480	—	$39,491,642
Austria	—	6,630,676	—	6,630,676
Belgium	—	7,645,889	—	7,645,889
Brazil	7,207,179	—	—	7,207,179
Canada	59,665,281	35,864	—	59,701,145
Chile	1,035,515	—	—	1,035,515
China	2,423,737	59,132,461	—	61,556,198
Colombia	277,300	—	—	277,300
Denmark	—	14,888,219	—	14,888,219
Finland	—	8,982,910	—	8,982,910

34

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$27,276,541	—	$27,276,541
Germany	—	35,191,664	—	35,191,664
Greece	—	375,636	—	375,636
Hong Kong	$202,461	11,973,707	—	12,176,168
Hungary	—	10,752	—	10,752
India	105,483	30,424,693	—	30,530,176
Indonesia	—	3,857,461	—	3,857,461
Ireland	10,656	2,915,811	—	2,926,467
Israel	282,112	5,244,860	—	5,526,972
Italy	184,830	18,429,728	—	18,614,558
Japan	332,025	99,189,955	—	99,521,980
Malaysia	—	4,755,760	—	4,755,760
Mexico	5,998,734	—	—	5,998,734
Netherlands	724,499	13,474,940	—	14,199,439
New Zealand	—	2,990,963	—	2,990,963
Norway	183,091	5,584,668	—	5,767,759
Philippines	—	1,447,744	—	1,447,744
Poland	—	2,006,819	—	2,006,819
Portugal	—	1,568,630	—	1,568,630
Qatar	—	1,125,459	—	1,125,459
Russia	885,762	272,846	—	1,158,608
Saudi Arabia	—	5,663,425	—	5,663,425
Singapore	—	4,337,426	—	4,337,426
South Africa	181,573	9,090,536	—	9,272,109
South Korea	44,166	37,543,126	—	37,587,292
Spain	273,140	11,036,793	—	11,309,933
Sweden	52,888	18,570,938	—	18,623,826
Switzerland	—	27,914,388	—	27,914,388
Taiwan	—	41,820,591	—	41,820,591
Thailand	6,936,186	—	—	6,936,186
Turkey	29,026	2,358,132	—	2,387,158
United Arab Emirates	—	975,768	—	975,768
United Kingdom	1,598,606	78,120,940	—	79,719,546
United States	413,667	439,733	—	853,400
Preferred Stocks
Brazil	2,739,772	—	—	2,739,772
Germany	—	1,607,984	—	1,607,984
Philippines	21,047	—	—	21,047
Rights/Warrants
Canada	—	72,840	—	72,840
Malaysia	—	1,433	—	1,433
South Korea	—	8,949	—	8,949
Taiwan	—	1,976	—	1,976
Thailand	—	14,819	—	14,819
Securities Lending Collateral	—	2,705,433	—	2,705,433
Futures Contracts**	(4,435)	—	—	(4,435)

TOTAL	$91,805,463	$647,210,366	—	$739,015,829

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio*	Tax-Managed U.S. Small Cap Portfolio*
ASSETS:
Investments in Affiliated Investment Company at Value	$5,761,183	—	—	—
Investment Securities at Value (including $0, $140,568, $239,538 and $288,572 of securities on loan, respectively)	—	$5,386,156	$5,849,940	$3,908,279
Temporary Cash Investments at Value & Cost	—	16,331	12,611	22,834
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $22,533, $139,483 and $188,077, respectively)	—	22,536	139,491	188,096
Cash	—	—	—	5
Receivables:
Investment Securities/Affiliated Investment Company Sold	—	136	358	2,436
Dividends and Interest	—	3,446	1,306	625
Securities Lending Income	—	20	23	39
Fund Shares Sold	1,735	1,157	1,043	845
Prepaid Expenses and Other Assets	53	39	70	53

Total Assets	5,762,971	5,429,821	6,004,842	4,123,212

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	22,555	139,488	188,094
Investment Securities/Affiliated Investment Company Purchased	—	—	—	2,647
Fund Shares Redeemed	1,336	588	2,099	1,522
Due to Advisor	606	822	1,910	1,285
Accrued Expenses and Other Liabilities	257	462	530	370

Total Liabilities	2,199	24,427	144,027	193,918

NET ASSETS	$5,760,772	$5,405,394	$5,860,815	$3,929,294

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	152,899,771	117,751,721	130,725,828	68,082,950

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$37.68	$45.91	$44.83	$57.71

Investment Securities at Cost	N/A	$1,643,010	$2,752,388	$1,641,414

NET ASSETS CONSIST OF:
Paid-In Capital	$2,395,746	$1,692,344	$2,757,598	$1,582,937
Total Distributable Earnings (Loss)	3,365,026	3,713,050	3,103,217	2,346,357

NET ASSETS	$5,760,772	$5,405,394	$5,860,815	$3,929,294

(1) NUMBER OF SHARES AUTHORIZED	1,700,000,000	1,500,000,000	1,700,000,000	1,500,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio*	Tax-Managed DFA International Value Portfolio*	T.A. World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investment Securities at Value (including $380,944, $23,435, $134,286 and $7,221 of securities on loan, respectively)	$12,909,489	$3,312,380	$4,317,751	$736,315
Temporary Cash Investments at Value & Cost	39,194	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $133,328, $23,205, $103,910 and $2,704, respectively)	133,346	23,207	103,913	2,705
Segregated Cash for Futures Contracts	—	1,727	—	110
Foreign Currencies at Value	—	13,073	10,899	2,959
Cash	7	22,988	4,758	1,610
Receivables:
Investment Securities Sold	113	—	1,909	255
Dividends and Interest	7,256	20,914	15,817	2,969
Securities Lending Income	46	6	198	22
Fund Shares Sold	6,003	1,878	2,116	101
Prepaid Expenses and Other Assets	98	65	46	22

Total Assets	13,095,552	3,396,238	4,457,407	747,068

LIABILITIES:
Payables:
Upon Return of Securities Loaned	133,457	23,214	103,914	2,704
Investment Securities Purchased	—	—	4,519	48
Fund Shares Redeemed	4,759	695	1,740	91
Due to Advisor	2,101	1,244	1,060	270
Futures Margin Variation	—	418	—	64
Unrealized Loss on Foreign Currency Contracts	—	—	4	—
Deferred Taxes Payable	—	—	4,269	634
Accrued Expenses and Other Liabilities	1,022	424	596	180

Total Liabilities	141,339	25,995	116,102	3,991

NET ASSETS	$12,954,213	$3,370,243	$4,341,305	$743,077

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	493,003,131	103,427,627	165,827,223	48,443,698

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.28	$32.59	$26.18	$15.34

Investment Securities at Cost	$5,135,142	$2,653,837	$3,012,349	$617,761

Foreign Currencies at Cost	$—	$12,954	$10,885	$2,944

NET ASSETS CONSIST OF:
Paid-In Capital	$5,174,763	$3,188,638	$3,212,826	$608,349
Total Distributable Earnings (Loss)	7,779,450	181,605	1,128,479	134,728

NET ASSETS	$12,954,213	$3,370,243	$4,341,305	$743,077

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,700,000,000	1,500,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio#	Tax-Managed U.S. Targeted Value Portfolio#	Tax-Managed U.S. Small Cap Portfolio#
Investment Income
Net Investment Income Allocated from Investment Company:
Dividends (Net of Foreign Taxes Withheld of $5, $0, $0 and $0, respectively)	$49,623	—	—	—
Income from Securities Lending	269	—	—	—
Expenses Allocated from Affiliated Investment Companies	(5,364)	—	—	—

Total Net Investment Income Allocated from Investment Company	44,528	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $1, $45 and $16, respectively)	—	$35,360	$45,525	$24,289
Income from Securities Lending	—	116	764	476

Total Fund Investment Income	—	35,476	46,289	24,765

Fund Expenses
Investment Management Fees	8,433	4,412	10,222	7,009
Accounting & Transfer Agent Fees	410	514	502	352
Custodian Fees	—	28	24	22
Filing Fees	74	49	122	72
Shareholders’ Reports	39	30	44	37
Directors’/Trustees’ Fees & Expenses	39	39	39	28
Professional Fees	5	32	32	22
Previously Waived Fees Recovered by Advisor (Note C)	—	281	—	—
Other	11	54	52	37

Total Fund Expenses	9,011	5,439	11,037	7,579

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5,111	46	—	—

Net Expenses	3,900	5,393	11,037	7,579

Net Investment Income (Loss)	40,628	30,083	35,252	17,186

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(4,464)	126,650	157,140
Affiliated Investment Companies Shares Sold	—	(3)	(6)	(7)
Transactions Allocated from Affiliated Investment Company**	11,770	—	—	—
Futures	—	—	201	(207)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	1,245,812	2,084,787	1,171,012
Affiliated Investment Companies Shares	—	(3)	(8)	(5)
Transactions Allocated from Affiliated Investment Company	1,606,268	—	—	—

Net Realized and Unrealized Gain (Loss)	1,618,038	1,241,342	2,211,624	1,327,933

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,658,666	$1,271,425	$2,246,876	$1,345,119

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio#	Tax-Managed DFA International Value Portfolio#	T.A. World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $15, $5,776, $4,998 and $839, respectively)	$86,675	$53,905	$45,559	$7,103
Income from Securities Lending	503	25	855	148

Total Investment Income	87,178	53,930	46,414	7,251

Fund Expenses
Investment Management Fees	11,557	6,865	5,903	1,630
Accounting & Transfer Agent Fees	1,159	320	389	76
Custodian Fees	54	96	409	86
Filing Fees	121	88	72	47
Shareholders’ Reports	55	46	39	12
Directors’/Trustees’ Fees & Expenses	91	24	31	5
Professional Fees	71	24	47	17
Other	120	52	74	14

Total Fund Expenses	13,228	7,515	6,964	1,887

Fees Paid Indirectly (Note C)	—	4	1	1

Net Expenses	13,228	7,511	6,963	1,886

Net Investment Income (Loss)	73,950	46,419	39,451	5,365

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	27,005	61,825	(18,893)	16,718
Affiliated Investment Companies Shares Sold	(3)	(1)	(4)	—
Futures	—	4,284	216	108
Foreign Currency Transactions	—	1,000	181	84
In-Kind Redemptions	9	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,329,605	850,094	1,031,338	188,745
Affiliated Investment Companies Shares	(13)	(1)	(2)	—
Futures	—	2,283	—	(4)
Translation of Foreign Currency-Denominated Amounts	—	100	57	12

Net Realized and Unrealized Gain (Loss)	3,356,603	919,584	1,012,893	205,663

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,430,553	$966,003	$1,052,344	$211,028

**	Net of foreign capital gain taxes withheld of $0, $0, $11 and $1, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio***		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio		Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,628	$94,315	$30,083	$64,390	$35,252	$62,972	$17,186	$28,964
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(4,464)	(18,933)	126,650	(115,076)	157,140	(77,591)
Affiliated Investment Companies Shares Sold	—	—	(3)	(20)	(6)	23	(7)	20
Transactions Allocated from Affiliated Investment Company*,**	11,770	(65,441)	—	—	—	—	—	—
Futures	—	—	—	—	201	(3)	(207)	(1)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency8	—	—	1,245,812	371,419	2,084,787	(603,659)	1,171,012	(160,650)
Affiliated Investment Companies Shares	—	—	(3)	(6)	(8)	(27)	(5)	(12)
Transactions Allocated from Affiliated Investment Company	1,606,268	(592,777)	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,658,666	(563,903)	1,271,425	416,850	2,246,876	(655,770)	1,345,119	(209,270)

Distributions:
Institutional Class Shares	(38,600)	(161,991)	(34,625)	(64,573)	(39,206)	(149,807)	(16,770)	(80,426)
Capital Share Transactions (1):
Shares Issued	282,406	1,054,362	239,434	696,783	226,357	2,043,053	150,092	994,142
Shares Issued in Lieu of Cash Distributions	37,795	159,719	34,001	63,297	38,245	147,931	16,598	79,488
Shares Redeemed	(317,877)	(1,708,632)	(302,834)	(924,561)	(479,947)	(2,260,203)	(282,888)	(1,182,641)

Net Increase (Decrease) from Capital Share Transactions	2,324	(494,551)	(29,399)	(164,481)	(215,345)	(69,219)	(116,198)	(109,011)

Total Increase (Decrease) in Net Assets	1,622,390	(1,220,445)	1,207,401	187,796	1,992,325	(874,796)	1,212,151	(398,707)
Net Assets
Beginning of Period	4,138,382	5,358,827	4,197,993	4,010,197	3,868,490	4,743,286	2,717,143	3,115,850

End of Period	$5,760,772	$4,138,382	$5,405,394	$4,197,993	$5,860,815	$3,868,490	$3,929,294	$2,717,143

(1) Shares Issued and Redeemed:
Shares Issued	8,400	42,279	5,723	23,055	5,919	83,973	2,940	30,535
Shares Issued in Lieu of Cash Distributions	1,109	5,573	817	1,956	996	4,724	328	1,961
Shares Redeemed	(9,516)	(68,086)	(7,267)	(29,560)	(12,529)	(91,767)	(5,591)	(36,228)

Net Increase (Decrease) from Shares Issued and Redeemed	(7)	(20,234)	(727)	(4,549)	(5,614)	(3,070)	(2,323)	(3,732)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		Tax-Managed DFA International Value Portfolio		T.A. World ex U.S. Core Equity Portfolio		World ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$73,950	$151,835	$46,419	$69,097	$39,451	$74,974	$5,365	$10,003
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	27,005	(35,222)	61,825	(455,007)	(18,893)	(110,328)	16,718	(3,499)
Affiliated Investment Companies Shares Sold	(3)	(37)	(1)	—	(4)	(1)	—	1
Futures	—	—	4,284	2,278	216	63	108	620
Foreign Currency Transactions	—	—	1,000	982	181	(589)	84	(39)
In-Kind Redemptions	9	—	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,329,605	182,273	850,094	(380,218)	1,031,338	(262,107)	188,745	(57,660)
Affiliated Investment Companies Shares	(13)	(15)	(1)	4	(2)	4	—	—
Futures	—	—	2,283	(910)	—	—	(4)	—
Translation of Foreign Currency-Denominated Amounts	—	—	100	135	57	147	12	3

Net Increase (Decrease) in Net Assets Resulting from Operations	3,430,553	298,834	966,003	(763,639)	1,052,344	(297,837)	211,028	(50,571)

Distributions:
Institutional Class Shares	(68,134)	(322,527)	(20,044)	(80,394)	(21,227)	(75,881)	(2,665)	(14,025)
Capital Share Transactions (1):
Shares Issued	760,880	2,449,875	256,295	1,504,513	316,513	1,451,506	74,374	398,401
Shares Issued in Lieu of Cash Distributions	67,133	316,553	19,894	79,822	20,841	74,189	2,663	14,004
Shares Redeemed	(765,341)	(3,335,406)	(244,613)	(2,168,736)	(221,504)	(1,914,972)	(50,381)	(372,797)

Net Increase (Decrease) from Capital Share Transactions	62,672	(568,978)	31,576	(584,401)	115,850	(389,277)	26,656	39,608

Total Increase (Decrease) in Net Assets	3,425,091	(592,671)	977,535	(1,428,434)	1,146,967	(762,995)	235,019	(24,988)
Net Assets
Beginning of Period	9,529,122	10,121,793	2,392,708	3,821,142	3,194,338	3,957,333	508,058	533,046

End of Period	$12,954,213	$9,529,122	$3,370,243	$2,392,708	$4,341,305	$3,194,338	$743,077	$508,058

(1) Shares Issued and Redeemed:
Shares Issued	31,930	146,175	15,335	133,624	22,387	165,286	5,340	41,119
Shares Issued in Lieu of Cash Distributions	2,821	16,717	924	6,368	1,199	7,611	194	1,198
Shares Redeemed	(32,336)	(198,285)	(15,272)	(196,484)	(15,960)	(222,302)	(3,645)	(38,566)
Shares Reduced Due To Reverse Stock Split	—	—	(102,638)	—	(164,252)	—	—	—

Net Increase (Decrease) from Shares Issued and Redeemed	2,415	(35,393)	(101,651)	(56,492)	(156,626)	(49,405)	1,889	3,751

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $11 and $1, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $1 and $0, respectively.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio												Tax-Managed U.S. Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$27.06		$30.95		$30.07		$30.30		$25.79		$25.60		$35.43		$32.60	$29.44	$28.01	$22.93	$22.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.58		0.60		0.57		0.54		0.47		0.26		0.53	0.52	0.47	0.44	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	10.60		(3.49)		1.79		0.68		5.14		0.19		10.51		2.83	3.25	1.40	5.09	0.48

Total from Investment Operations	10.87		(2.91)		2.39		1.25		5.68		0.66		10.77		3.36	3.77	1.87	5.53	0.90

Less Distributions:
Net Investment Income	(0.25)		(0.57)		(0.54)		(0.54)		(0.52)		(0.47)		(0.29)		(0.53)	(0.56)	(0.44)	(0.45)	(0.43)
Net Realized Gains	—		(0.41)		(0.97)		(0.94)		(0.65)		—		—		—	(0.05)	—	—	—

Total Distributions	(0.25)		(0.98)		(1.51)		(1.48)		(1.17)		(0.47)		(0.29)		(0.53)	(0.61)	(0.44)	(0.45)	(0.43)

Net Asset Value, End of Period	$37.68		$27.06		$30.95		$30.07		$30.30		$25.79		$45.91		$35.43	$32.60	$29.44	$28.01	$22.93

Total Return	40.28	%(B)	(9.54%)		8.66%		4.09%		22.41%		2.66%		30.50	%(B)	10.47%	13.03%	6.68%	24.27%	4.05%

Net Assets, End of Period (thousands)	$5,760,772		$4,138,382		$5,358,827		$4,987,530		$4,850,362		$4,012,475		$5,405,394		$4,197,993	$4,010,197	$3,562,284	$3,310,640	$2,636,439
Ratio of Expenses to Average Net Assets	0.36	%(C)(D)	0.37	%(D)	0.38	%(D)	0.37	%(D)	0.37	%(D)	0.37	%(D)	0.22	%(C)	0.22%	0.22%	0.21%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.56	%(C)(D)	0.57	%(D)	0.58	%(D)	0.57	%(D)	0.57	%(D)	0.57	%(D)	0.22	%(C)	0.22%	0.23%	0.21%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.59	%(C)	2.05%		2.03%		1.83%		1.87%		1.90%		1.23	%(C)	1.57%	1.71%	1.58%	1.70%	1.87%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		0	%(B)	2%	2%	1%	8%	4%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Targeted Value Portfolio							Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$28.37		$34.02	$35.17	$37.94	$31.47	$32.34	$38.59		$42.03	$42.82	$44.35	$36.10	$36.77

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.45	0.45	0.41	0.37	0.36	0.25		0.40	0.41	0.39	0.36	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	16.50		(5.03)	0.05	(1.33)	7.53	0.28	19.11		(2.74)	0.35	(0.30)	9.10	0.92

Total from Investment Operations	16.76		(4.58)	0.50	(0.92)	7.90	0.64	19.36		(2.34)	0.76	0.09	9.46	1.28

Less Distributions:
Net Investment Income	(0.30)		(0.43)	(0.43)	(0.40)	(0.36)	(0.37)	(0.24)		(0.39)	(0.38)	(0.38)	(0.36)	(0.37)
Net Realized Gains	—		(0.64)	(1.22)	(1.45)	(1.07)	(1.14)	—		(0.71)	(1.17)	(1.24)	(0.85)	(1.58)

Total Distributions	(0.30)		(1.07)	(1.65)	(1.85)	(1.43)	(1.51)	(0.24)		(1.10)	(1.55)	(1.62)	(1.21)	(1.95)

Net Asset Value, End of Period	$44.83		$28.37	$34.02	$35.17	$37.94	$31.47	$57.71		$38.59	$42.03	$42.82	$44.35	$36.10

Total Return	59.23	%(B)	(13.70%)	1.93%	(2.66%)	25.40%	2.21%	50.27	%(B)	(5.68%)	2.18%	0.12%	26.46%	3.75%

Net Assets, End of Period (thousands)	$5,860,815		$3,868,490	$4,743,286	$4,603,040	$4,733,681	$3,773,302	$3,929,294		$2,717,143	$3,115,850	$2,985,680	$2,933,705	$2,296,694
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.45%	0.45%	0.44%	0.44%	0.44%	0.43	%(C)	0.46%	0.50%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.38	%(C)	1.55%	1.36%	1.07%	1.04%	1.17%	0.98	%(C)	1.04%	0.99%	0.86%	0.87%	1.04%
Portfolio Turnover Rate	1	%(B)	14%	24%	14%	14%	20%	5	%(B)	12%	11%	12%	11%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio							Tax-Managed DFA International Value Portfolio+
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.42		$19.24	$17.87	$17.56	$14.33	$14.09	$11.67		$14.61	$14.61	$16.39 $	13.37	$13.87

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.30	0.30	0.28	0.25	0.25	0.26		0.30	0.51	0.47	0.45	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	6.85		0.51	1.48	0.44	3.24	0.24	20.82		(2.88)	(0.01)	(1.79)	3.00	(0.50)

Total from Investment Operations	7.00		0.81	1.78	0.72	3.49	0.49	21.08		(2.58)	0.50	(1.32)	3.45	(0.08)

Less Distributions:
Net Investment Income	(0.14)		(0.28)	(0.31)	(0.27)	(0.26)	(0.25)	(0.16)		(0.36)	(0.50)	(0.46)	(0.43)	(0.42)
Net Realized Gains	—		(0.35)	(0.10)	(0.14)	—	—	—		—	—	—	—	—

Total Distributions	(0.14)		(0.63)	(0.41)	(0.41)	(0.26)	(0.25)	(0.16)		(0.36)	(0.50)	(0.46)	(0.43)	(0.42)

Net Asset Value, End of Period	$26.28		$19.42	$19.24	$17.87	$17.56	$14.33	$32.59		$11.67	$14.61	$14.61 $	16.39	$13.37

Total Return	36.12	%(B)	4.31%	10.25%	4.05%	24.47%	3.55%	40.52	%(B)	(17.77%)	3.52%	(8.27%)	26.13%	(0.30%)

Net Assets, End of Period (thousands)	$12,954,213		$9,529,122	$10,121,793	$9,113,032	$8,230,938	$6,219,272	$3,370,243		$2,392,708	$3,821,142	$3,668,647	$3,918,069	$3,005,025
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.24%	0.25%	0.23%	0.24%	0.24%	0.49	%(C)	0.52%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23	%(C)	0.24%	0.25%	0.23%	0.24%	0.24%	0.49	%(C)	0.52%	0.55%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.28	%(C)	1.59%	1.64%	1.49%	1.56%	1.82%	3.04	%(C)	2.34%	3.58%	2.89%	3.01%	3.32%
Portfolio Turnover Rate	1	%(B)	3%	6%	1%	2%	7%	6	%(B)	16%	17%	21%	16%	18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. World Ex U.S. Core Equity Portfolio+							World Ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.91		$10.64	$10.11	$11.53	$9.38	$9.30	$10.91		$12.45	$12.52	$15.06	$12.04	$11.44

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.22	0.30	0.29	0.25	0.23	0.11		0.23	0.32	0.31	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	16.23		(0.72)	0.53	(1.44)	2.15	0.08	4.38		(1.45)	0.26	(2.29)	3.01	0.55

Total from Investment Operations	16.37		(0.50)	0.83	(1.15)	2.40	0.31	4.49		(1.22)	0.58	(1.98)	3.29	0.80

Less Distributions:
Net Investment Income	(0.10)		(0.23)	(0.30)	(0.27)	(0.25)	(0.23)	(0.06)		(0.21)	(0.29)	(0.30)	(0.27)	(0.20)
Net Realized Gains	—		—	—	—	—	—	—		(0.11)	(0.36)	(0.26)	—	—

Total Distributions	(0.10)		(0.23)	(0.30)	(0.27)	(0.25)	(0.23)	(0.06)		(0.32)	(0.65)	(0.56)	(0.27)	(0.20)

Net Asset Value, End of Period	$26.18		$9.91	$10.64	$10.11	$11.53	$9.38	$15.34		$10.91	$12.45	$12.52	$15.06	$12.04

Total Return	32.79	%(B)	(4.69%)	8.40%	(10.19%)	25.86%	3.48%	41.18	%(B)	(9.96%)	4.99%	(13.56%)	27.61%	7.18%

Net Assets, End of Period (thousands)	$4,341,305		$3,194,338	$3,957,333	$3,348,703	$3,368,999	$2,407,348	$743,077		$508,058	$533,046	$460,155	$466,504	$281,212
Ratio of Expenses to Average Net Assets	0.35	%(C)	0.36%	0.37%	0.36%	0.39%	0.45%	0.58	%(C)	0.64%	0.68%	0.66%	0.67%	0.76%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.35	%(C)	0.36%	0.38%	0.36%	0.39%	0.45%	0.58	%(C)	0.64%	0.69%	0.66%	0.67%	0.77%
Ratio of Net Investment Income to Average Net Assets	2.00	%(C)	2.17%	2.95%	2.47%	2.42%	2.57%	1.65	%(C)	2.02%	2.58%	2.08%	2.04%	2.18%
Portfolio Turnover Rate	3	%(B)	8%	8%	6%	4%	7%	8	%(B)	22%	27%	24%	17%	28%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, eight of which (the “Portfolios”), are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Tax-Managed U.S. Marketwide Value Portfolio (the “Feeder Fund”) invests substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2021, the Feeder Fund was the owner of record of 73% of the total outstanding shares of its Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio each invests directly in securities.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the “Domestic Equity Portfolios”) and Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where

46

the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Tax-Managed U.S. Marketwide Value Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

47

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

48

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Marketwide Value Portfolio	0.33%
Tax-Managed U.S. Equity Portfolio	0.18%
Tax-Managed U.S. Targeted Value Portfolio	0.40%
Tax-Managed U.S. Small Cap Portfolio	0.40%
T.A. U.S. Core Equity 2 Portfolio	0.20%
Tax-Managed DFA International Value Portfolio	0.45%
T.A. World ex U.S. Core Equity Portfolio	0.30%
World ex U.S. Targeted Value Portfolio	0.50%*

*	Effective as of February 28, 2021, the management fee payable by the World ex U.S. Targeted Value Portfolio was reduced from 0.53% to 0.45%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio, as described in the notes below. The Fee Waiver Agreements for the Portfolios below will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2021, the non-Feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Portfolio in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Targeted Value Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Tax-Managed U.S. Marketwide Value Portfolio (1)	—	0.33%	—	$5,111	—
Tax-Managed U.S. Equity Portfolio (2)	0.22%	—	$281	46	$154

49

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
T.A. U.S. Core Equity 2 Portfolio (3)	0.30%	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio (4)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (5)	0.80%	0.45%	—	—	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Total Management Fee Limit pursuant to the Permanent Fee Waiver was 0.35%.

(2)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.45% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Tax-Managed DFA International Value Portfolio	$4
T.A. World ex U.S. Core Equity Portfolio	1
World ex U.S. Targeted Value Portfolio	1

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$133
Tax-Managed U.S. Equity Portfolio	129
Tax-Managed U.S. Targeted Value Portfolio	132
Tax-Managed U.S. Small Cap Portfolio	82
T.A. U.S. Core Equity 2 Portfolio	201
Tax-Managed DFA International Value Portfolio	103
T.A. World ex U.S. Core Equity Portfolio	76
World ex U.S. Targeted Value Portfolio	8

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
Tax-Managed U.S. Equity Portfolio	$9,631	$42,793
Tax-Managed U.S. Targeted Value Portfolio	36,911	230,892
Tax-Managed U.S. Small Cap Portfolio	154,793	255,600
T.A. U.S. Core Equity 2 Portfolio	148,617	65,118
Tax-Managed DFA International Value Portfolio	232,902	190,091
T.A. World ex U.S. Core Equity Portfolio	227,279	100,430
World ex U.S. Targeted Value Portfolio	75,990	49,582

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Tax-Managed U.S. Equity Portfolio
The DFA Short Term Investment Fund	$39,544	$344,322	$361,324	$(3)	$(3)	$22,536	1,948	$22	—

Total	$39,544	$344,322	$361,324	$(3)	$(3)	$22,536	1,948	$22	—

Tax-Managed U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$125,074	$713,756	$699,325	$(6)	$(8)	$139,491	12,056	$68	—

Total	$125,074	$713,756	$699,325	$(6)	$(8)	$139,491	12,056	$68	—

Tax-Managed U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$145,053	$830,794	$787,739	$(7)	$(5)	$188,096	16,257	$79	—

Total	$145,053	$830,794	$787,739	$(7)	$(5)	$188,096	16,257	$79	—

T.A. U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$168,186	$637,380	$672,204	$(3)	$(13)	$133,346	11,525	$78	—

Total	$168,186	$637,380	$672,204	$(3)	$(13)	$133,346	11,525	$78	—

Tax-Managed DFA International Value Portfolio
The DFA Short Term Investment Fund	$6,359	$179,909	$163,059	$(1)	$(1)	$23,207	2,006	$8	—

Total	$6,359	$179,909	$163,059	$(1)	$(1)	$23,207	2,006	$8	—

T.A. World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$24,468	$224,520	$145,069	$(4)	$(2)	$103,913	8,981	$22	—

Total	$24,468	$224,520	$145,069	$(4)	$(2)	$103,913	8,981	$22	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,599	$10,596	$11,490	—	—	$2,705	234	$2	—

Total	$3,599	$10,596	$11,490	—	—	$2,705	234	$2	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” net foreign currency gains/losses, non deductible expenses, foreign capital gains tax, and tax equalization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Tax-Managed U.S. Marketwide Value Portfolio
2019	$92,747	$160,445	—	$253,192
2020	92,207	69,784	—	161,991
Tax-Managed U.S. Equity Portfolio
2019	68,491	6,005	—	74,496
2020	64,573	—	—	64,573
Tax-Managed U.S. Targeted Value Portfolio
2019	57,437	156,715	—	214,152
2020	59,992	89,816	—	149,808
Tax-Managed U.S. Small Cap Portfolio
2019	27,635	81,215	—	108,850
2020	27,794	52,632	—	80,426
T.A. U.S. Core Equity 2 Portfolio
2019	159,143	52,961	—	212,104
2020	142,077	180,449	—	322,526
Tax-Managed DFA International Value Portfolio
2019	128,645	—	—	128,645
2020	80,394	—	—	80,394
T.A. World ex U.S. Core Equity Portfolio
2019	110,031	—	—	110,031
2020	75,881	—	—	75,881
World ex U.S. Targeted Value Portfolio
2019	12,161	11,822	—	23,983
2020	9,362	4,663	—	14,025

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio	$(3,794)	—	$(3,794)
Tax-Managed U.S. Equity Portfolio	(1,797)	—	(1,797)
Tax-Managed U.S. Targeted Value Portfolio	(4,307)	—	(4,307)
Tax-Managed U.S. Small Cap Portfolio	(817)	—	(817)
T.A. U.S. Core Equity 2 Portfolio	(4,555)	—	(4,555)
Tax-Managed DFA International Value Portfolio	(4,396)	—	(4,396)
T.A. World ex U.S. Core Equity Portfolio	(7,671)	—	(7,671)
World ex U.S. Targeted Value Portfolio	(1,049)	—	(1,049)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$6,132	—	$(65,467)	$1,804,532	$1,745,197
Tax-Managed U.S. Equity Portfolio	9,284	—	(26,504)	2,493,608	2,476,388
Tax-Managed U.S. Targeted Value Portfolio	7,040	—	(115,833)	1,004,477	895,684
Tax-Managed U.S. Small Cap Portfolio	599	—	(77,427)	1,094,921	1,018,093
T.A. U.S. Core Equity 2 Portfolio	5,572	—	(35,490)	4,447,137	4,417,219
Tax-Managed DFA International Value Portfolio	—	—	(567,675)	(196,569)	(764,244)
T.A. World ex U.S. Core Equity Portfolio	2,350	—	(169,180)	264,262	97,432
World ex U.S. Targeted Value Portfolio	891	—	(3,446)	(71,078)	(73,633)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Tax-Managed U.S. Marketwide Value Portfolio	$65,467	$65,467
Tax-Managed U.S. Equity Portfolio	26,504	26,504
Tax-Managed U.S. Targeted Value Portfolio	115,833	115,833
Tax-Managed U.S. Small Cap Portfolio	77,427	77,427
T.A. U.S. Core Equity 2 Portfolio	35,490	35,490
Tax-Managed DFA International Value Portfolio	567,675	567,675
T.A. World ex U.S. Core Equity Portfolio	169,180	169,180
World ex U.S. Targeted Value Portfolio	3,446	3,446

54

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,349,098	$3,410,501	—	$3,410,501
Tax-Managed U.S. Equity Portfolio	1,685,611	3,762,881	$(19,731)	3,743,150
Tax-Managed U.S. Targeted Value Portfolio	2,906,439	3,141,868	(44,308)	3,097,560
Tax-Managed U.S. Small Cap Portfolio	1,853,281	2,290,812	(23,928)	2,266,884
T.A. U.S. Core Equity 2 Portfolio	5,305,301	7,917,688	(143,322)	7,774,366
Tax-Managed DFA International Value Portfolio	2,682,336	814,903	(156,358)	658,545
T.A. World ex U.S. Core Equity Portfolio	3,121,962	1,601,627	(296,222)	1,305,405
World ex U.S. Targeted Value Portfolio	620,755	180,831	(62,276)	118,555

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and investments in passive foreign investment companies.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio may each acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily

55

on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Portfolio’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

Futures*
Tax-Managed DFA International Value Portfolio	$23,997
World ex U.S. Targeted Value Portfolio	707

*	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Equity Contracts*,(1)
Tax-Managed DFA International Value Portfolio	$1,627	$1,627

	Liability Derivatives Value
	Total Value at April 30, 2021	Equity Contracts (2)
World ex U.S. Targeted Value Portfolio	$(4)	$(4)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

56

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Tax-Managed U.S. Targeted Value Portfolio	$201	$201	*
Tax-Managed U.S. Small Cap Portfolio	(207)	(207	)*
Tax-Managed DFA International Value Portfolio	4,284	4,284
T.A. World ex U.S. Core Equity Portfolio	216	216	*
World ex U.S. Targeted Value Portfolio	108	108

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Tax-Managed DFA International Value Portfolio	$2,283	$2,283
World ex U.S. Targeted Value Portfolio	(4)	(4)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

57

For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Tax-Managed U.S. Targeted Value Portfolio	0.83%	$1,823	12	$1	$5,153	—
Tax-Managed U.S. Small Cap Portfolio	0.83%	1,902	19	1	4,750	—
Tax-Managed DFA International Value Portfolio	0.83%	19	3	—	27	—
T.A. World ex U.S. Core Equity Portfolio	0.83%	45	2	—	68	—
World ex U.S. Targeted Value Portfolio	0.83%	235	8	—	618	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Tax-Managed U.S. Equity Portfolio	$356	$5,930	$(2,630)
Tax-Managed U.S. Targeted Value Portfolio	9,175	9,721	2,590
Tax-Managed U.S. Small Cap Portfolio	37,183	14,191	2,499
T.A. U.S. Core Equity 2 Portfolio	6,261	1,274	840
Tax-Managed DFA International Value Portfolio	20,926	26,952	6,599
T.A. World ex U.S. Core Equity Portfolio	17,288	4,120	(909)
World ex U.S. Targeted Value Portfolio	5,654	2,324	1,082

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J. Securities Lending:

As of April 30, 2021, certain of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Tax-Managed U.S. Equity Portfolio	$121,221
Tax-Managed U.S. Targeted Value Portfolio	107,298
Tax-Managed U.S. Small Cap Portfolio	110,890
T.A. U.S. Core Equity 2 Portfolio	257,586
Tax-Managed DFA International Value Portfolio	1,377
T.A. World ex U.S. Core Equity Portfolio	40,982
World ex U.S. Targeted Value Portfolio	5,401

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

59

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Tax-Managed U.S. Equity Portfolio
Common Stocks, Preferred Stocks	$22,555	—	—	—	$22,555
Tax-Managed U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	139,488	—	—	—	139,488
Tax-Managed U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	188,094	—	—	—	188,094
T.A. U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	133,457	—	—	—	133,457
Tax-Managed DFA International Value Portfolio
Common Stocks, Preferred Stocks	23,214	—	—	—	23,214
T.A. World ex U.S. Core Equity Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	103,914	—	—	—	103,914
World ex U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	2,704	—	—	—	2,704

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2021, the following Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

T.A. U.S. Core Equity 2 Portfolio	$9

M. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected

60

to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

N. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

O. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	89%
Tax-Managed U.S. Equity Portfolio	4	92%
Tax-Managed U.S. Targeted Value Portfolio	3	94%
Tax-Managed U.S. Small Cap Portfolio	3	92%
T.A. U.S. Core Equity 2 Portfolio	3	88%
Tax-Managed DFA International Value Portfolio	3	93%
T.A. World ex U.S. Core Equity Portfolio	3	86%
World ex U.S. Targeted Value Portfolio	3	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Committee Action. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

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P. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.

On November 17, 2020, the Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed U.S. Targeted Value Portfolio and T.A. U.S. Core Equity 2 Portfolio notified shareholders that the Board of Directors of the Fund approved converting such Portfolios into exchange-traded funds (“ETFs”) by the reorganization of each Portfolio into a corresponding ETF, as listed below, which are newly created series of the Dimensional ETF Trust. A Prospectus/Information Statement with respect to the reorganization was mailed before the consummation of the reorganization to holders of each Portfolio’s shares as of the record date.

Portfolio	ETF
Tax-Managed U.S. Equity Portfolio	Dimensional U.S. Equity ETF
Tax-Managed U.S. Small Cap Portfolio	Dimensional U.S. Small Cap ETF
Tax-Managed U.S. Targeted Value Portfolio	Dimensional U.S. Targeted Value ETF
T.A. U.S. Core Equity 2 Portfolio	Dimensional U.S. Core Equity 2 ETF

Effective after the close of business on June 11, 2021, the Advisor completed the conversion of each such Portfolio into the corresponding ETF. Each reorganization was accounted for as a tax-free reorganization for federal income tax purposes. Following each reorganization, the accounting books and records of each Portfolio became the accounting books and records of the corresponding ETF. In connection with each reorganization, each shareholder of a Portfolio received a number of the corresponding ETF shares with an aggregate net asset value (NAV) equal to the aggregate NAV of his or her shares of the Portfolio (and cash in lieu of fractional shares, if any).

On November 17, 2020, the Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio notified shareholders that the Board of Directors of the Fund approved converting such Portfolios into exchange-traded funds (“ETFs”) by the reorganization of each Portfolio into a corresponding ETF, as listed below, which will be newly created series of the Dimensional ETF Trust. A Prospectus/Information Statement with respect to the reorganization will be mailed before the consummation of the reorganization to holders of each Portfolio’s shares as of the record date.

Portfolio	ETF
Tax-Managed DFA International Value Portfolio	Dimensional International Value ETF
T.A. World ex U.S. Core Equity Portfolio	Dimensional World ex U.S. Core Equity 2 ETF

On December 15, 2020, the Board of Directors adopted Plans of Recapitalization for the shares of the Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio. On March 19, 2021, reverse stock splits were executed whereby each shareholder of shares of the Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio received one share for every two shares held. The purpose of the reverse split was to reduce the number of shares of each Portfolio, thereby increasing the net asset value of each share outstanding in anticipation of operating the Portfolios in an ETF structure.

The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of April 30, 2021 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective shares.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

63

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$1,403.40	0.21%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

64

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The Tax-Managed U.S. Marketwide Value Series
Communication Services	13.9%
Consumer Discretionary	7.4%
Consumer Staples	6.4%
Energy	5.9%
Financials	21.6%
Health Care	17.2%
Industrials	14.7%
Information Technology	8.9%
Materials	3.6%
Real Estate	0.3%
Utilities	0.1%

100.0%

65

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (13.8%)
Activision Blizzard, Inc.	496,359	$45,262,977	0.6%
AT&T, Inc.	6,810,545	213,919,218	2.7%
#* Charter Communications, Inc., Class A	339,394	228,564,889	2.9%
Comcast Corp., Class A	5,581,653	313,409,816	4.0%
* T-Mobile US, Inc.	282,437	37,318,401	0.5%
* Walt Disney Co. (The)	616,398	114,662,356	1.4%
Other Securities		146,634,222	1.8%

TOTAL COMMUNICATION SERVICES		1,099,771,879	13.9%

CONSUMER DISCRETIONARY — (7.4%)
* Ford Motor Co.	2,868,969	33,107,902	0.4%
General Motors Co.	1,095,598	62,690,118	0.8%
Target Corp.	259,962	53,879,724	0.7%
Other Securities		437,210,546	5.5%

TOTAL CONSUMER DISCRETIONARY		586,888,290	7.4%

CONSUMER STAPLES — (6.4%)
Archer-Daniels-Midland Co	750,362	47,370,353	0.6%
Mondelez International, Inc., Class A	2,081,099	126,551,630	1.6%
Tyson Foods, Inc., Class A	405,030	31,369,574	0.4%
Walmart, Inc.	1,115,621	156,086,534	2.0%
Other Securities		148,195,276	1.8%

TOTAL CONSUMER STAPLES		509,573,367	6.4%

ENERGY — (5.8%)
Chevron Corp.	1,111,148	114,526,024	1.5%
ConocoPhillips	1,439,649	73,623,650	0.9%
Exxon Mobil Corp.	647,538	37,065,075	0.5%
Marathon Petroleum Corp.	1,004,662	55,909,440	0.7%
Phillips 66	723,574	58,544,372	0.8%
Valero Energy Corp.	605,899	44,812,290	0.6%
Other Securities		80,723,126	0.9%

TOTAL ENERGY		465,203,977	5.9%

FINANCIALS — (21.5%)
Bank of America Corp.	5,929,137	240,307,923	3.0%
* Berkshire Hathaway, Inc., Class B	269,313	74,047,609	0.9%
Capital One Financial Corp.	333,920	49,780,794	0.6%
Citigroup, Inc.	1,441,183	102,669,877	1.3%
Goldman Sachs Group, Inc. (The)	198,993	69,339,111	0.9%
JPMorgan Chase & Co.	2,223,994	342,072,517	4.3%
Morgan Stanley	1,127,557	93,079,830	1.2%
Wells Fargo & Co.	1,288,810	58,060,891	0.7%
Other Securities		680,810,568	8.6%

TOTAL FINANCIALS		1,710,169,120	21.5%

HEALTH CARE — (17.1%)
Abbott Laboratories	915,297	109,908,864	1.4%

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Anthem, Inc.	504,640	$191,455,370	2.4%
Cigna Corp.	285,386	71,063,968	0.9%
CVS Health Corp.	1,510,745	115,420,918	1.5%
Danaher Corp.	375,873	95,449,190	1.2%
Humana, Inc.	198,071	88,189,132	1.1%
Medtronic P.L.C.	814,175	106,591,791	1.3%
Pfizer, Inc.	3,696,959	142,887,465	1.8%
Thermo Fisher Scientific, Inc.	435,609	204,836,420	2.6%
UnitedHealth Group, Inc.	91,816	36,616,221	0.5%
Other Securities		196,049,427	2.4%

TOTAL HEALTH CARE		1,358,468,766	17.1%

INDUSTRIALS — (14.6%)
CSX Corp.	1,008,000	101,556,000	1.3%
Eaton Corp. P.L.C.	265,270	37,915,041	0.5%
FedEx Corp.	144,562	41,967,794	0.5%
Norfolk Southern Corp.	545,229	152,249,746	1.9%
Republic Services, Inc.	429,755	45,682,956	0.6%
# Southwest Airlines Co.	531,263	33,352,691	0.4%
Trane Technologies P.L.C.	213,109	37,044,737	0.5%
Union Pacific Corp.	285,676	63,445,783	0.8%
Other Securities		647,308,743	8.1%

TOTAL INDUSTRIALS		1,160,523,491	14.6%

INFORMATION TECHNOLOGY — (8.9%)
Corning, Inc.	785,955	34,747,071	0.4%
Fidelity National Information Services, Inc.	198,899	30,411,657	0.4%
Intel Corp.	4,073,898	234,371,352	3.0%
* Micron Technology, Inc.	878,203	75,586,932	1.0%
Other Securities		331,807,204	4.1%

TOTAL INFORMATION TECHNOLOGY		706,924,216	8.9%

MATERIALS — (3.6%)
Newmont Corp.	502,635	31,369,450	0.4%
Other Securities		257,172,871	3.2%

TOTAL MATERIALS		288,542,321	3.6%

REAL ESTATE — (0.3%)
Other Securities		19,783,717	0.3%

UTILITIES — (0.1%)
Other Securities		10,463,875	0.1%

TOTAL COMMON STOCKS		7,916,313,019	99.7%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		359,106	0.0%

TOTAL PREFERRED STOCKS		359,106	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,194,575,179)		7,916,672,125

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	15,708,256	$15,708,256	0.2%

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	2,163,601	25,032,863	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $3,235,312,754)		$7,957,413,244	100.2%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,099,771,879	—	—	$1,099,771,879
Consumer Discretionary	586,883,182	$5,108	—	586,888,290
Consumer Staples	509,573,367	—	—	509,573,367
Energy	465,203,977	—	—	465,203,977
Financials	1,710,164,938	4,182	—	1,710,169,120
Health Care	1,358,468,766	—	—	1,358,468,766
Industrials	1,160,523,491	—	—	1,160,523,491
Information Technology	706,924,216	—	—	706,924,216
Materials	288,542,321	—	—	288,542,321
Real Estate	19,783,717	—	—	19,783,717
Utilities	10,463,875	—	—	10,463,875
Preferred Stocks
Industrials	359,106	—	—	359,106
Temporary Cash Investments	15,708,256	—	—	15,708,256
Securities Lending Collateral	—	25,032,863	—	25,032,863

TOTAL	$7,932,371,091	$25,042,153	—	$7,957,413,244

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The Tax-Managed U.S. Marketwide Value Series*
ASSETS:
Investment Securities at Value (including $178,583 of securities on loan, respectively)	$7,916,672
Temporary Cash Investments at Value & Cost	15,708
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $25,029)	25,033
Cash	8
Receivables:
Investment Securities Sold	86
Dividends and Interest	7,461
Securities Lending Income	21
Prepaid Expenses and Other Assets	9

Total Assets	7,964,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	25,040
Due to Advisor	1,285
Line of Credit	1
Accrued Expenses and Other Liabilities	606

Total Liabilities	26,932

NET ASSETS	$7,938,066

Investment Securities at Cost	$3,194,575

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The Tax-Managed U.S. Marketwide Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7)	$68,405
Income from Securities Lending	371

Total Investment Income	68,776

Expenses
Investment Management Fees	7,046
Accounting & Transfer Agent Fees	148
Custodian Fees	30
Shareholders’ Reports	8
Directors’/Trustees’ Fees & Expenses	54
Professional Fees	39
Other	69

Total Expenses	7,394

Net Expenses	7,394

Net Investment Income (Loss)	61,382

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,397
Affiliated Investment Companies Shares Sold	1
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,213,758
Affiliated Investment Companies Shares	(5)

Net Realized and Unrealized Gain (Loss)	2,230,151

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,291,533

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,382	$138,883
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,397	(86,283)
Affiliated Investment Companies Shares Sold	1	(12)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,213,758	(810,076)
Affiliated Investment Companies Shares	(5)	(7)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,291,533	(757,495)

Transactions in Interest:
Contributions	114,650	246,812
Withdrawals	(171,005)	(1,064,184)

Net Increase (Decrease) from Transactions in Interest	(56,355)	(817,372)

Total Increase (Decrease) in Net Assets	2,235,178	(1,574,867)
Net Assets
Beginning of Period	5,702,888	7,277,755

End of Period	$7,938,066	$5,702,888

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Total Return	40.34	%(B)	(9.34%)	8.83%	4.26%	22.61%	2.79%

Net Assets, End of Period (thousands)	$7,938,066		$5,702,888	$7,277,755	$6,829,786	$6,667,096	$5,538,404
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.21	%(C)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.74	%(C)	2.21%	2.20%	1.99%	2.02%	2.05%
Portfolio Turnover Rate	1	%(B)	6%	10%	5%	7%	9%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the “Series”), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day.

Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

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A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $184 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, the Series’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amount paid by the Trust to the CCO was $16 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

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D. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$77,608	$80,326

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
The Tax-Managed U.S. Marketwide Value Series
The DFA Short Term Investment Fund	$66,976	$277,005	$318,944	$1	$(5)	$25,033	2,164	$18	—

Total	$66,976	$277,005	$318,944	$1	$(5)	$25,033	2,164	$18	—

E. Federal Income Taxes:

The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$3,234,183	$4,781,300	$(59,199)	$4,722,101

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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F. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
The Tax-Managed U.S. Marketwide Value Series	0.83%	$2,397	5	—	$3,569	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Tax-Managed U.S. Marketwide Value Series	$71,578	$5,672	$(2,427)

I. Securities Lending:

As of April 30, 2021, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The Tax-Managed U.S. Marketwide Value Series	$157,327

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The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Tax-Managed U.S. Marketwide Value Series
Common Stocks, Preferred Stocks	$25,040	—	—	—	$25,040

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based

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investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Series’ performance.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities

79

transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Committee Action. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

80

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

81

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

82

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

83

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. With respect to the Tax-Managed U.S. Small Cap Portfolio, the Board also considered the proposed reduction of the management fee for the Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

84

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

85

DFA043021-002S 00262273

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

VIT Inflation-Protected Securities Portfolio

VA Global Moderate Allocation Portfolio

VA Equity Allocation Portfolio

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
SONIO/N	Sterling Overnight Index Average
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.

1

CONTINUED

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,653.20	0.37%	$2.43
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86

VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$1,422.50	0.27%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA International Value Portfolio
Actual Fund Return	$1,000.00	$1,424.10	0.43%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

VA International Small Portfolio
Actual Fund Return	$1,000.00	$1,348.50	0.55%	$3.20
Hypothetical 5% Annual Return	$1,000.00	$1,022.07	0.55%	$2.76

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,000.10	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,002.20	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

VIT Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,022.80	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

VA Global Moderate Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,218.30	0.29%	$1.60
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

VA Equity Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,365.80	0.34%	$1.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021 (and April 7, 2021 for the VA Short-Term Fixed Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUNDS OF FUNDS

Affiliated Investment Companies
VA Global Moderate Allocation Portfolio	100.0%
VA Equity Allocation Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Communication Services	2.9%
Consumer Discretionary	14.2%
Consumer Staples	4.5%
Energy	6.6%
Financials	27.4%
Health Care	4.2%
Industrials	20.2%
Information Technology	8.8%
Materials	9.4%
Real Estate	1.1%
Utilities	0.7%

100.0%

VA U.S. Large Value Portfolio
Communication Services	11.1%
Consumer Discretionary	7.5%
Consumer Staples	5.5%
Energy	6.9%
Financials	22.5%
Health Care	14.8%
Industrials	13.5%
Information Technology	10.0%
Materials	7.6%
Real Estate	0.4%
Utilities	0.2%

100.0%

VA International Value Portfolio
Communication Services	4.7%
Consumer Discretionary	15.1%
Consumer Staples	4.2%
Energy	10.2%
Financials	30.0%
Health Care	5.4%
Industrials	12.4%
Information Technology	1.6%
Materials	12.1%
Real Estate	2.8%
Utilities	1.5%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Communication Services	4.4%
Consumer Discretionary	12.9%
Consumer Staples	5.5%
Energy	4.2%
Financials	12.9%
Health Care	5.3%
Industrials	24.5%
Information Technology	10.1%
Materials	12.0%
Real Estate	4.7%
Utilities	3.5%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Corporate	2.4%
Government	19.6%
Foreign Corporate	14.5%
Foreign Government	18.6%
Supranational	44.9%

100.0%

VA Global Bond Portfolio
Corporate	7.1%
Government	25.0%
Foreign Corporate	30.3%
Foreign Government	26.3%
Supranational	11.3%

100.0%

VIT Inflation-Protected Securities Portfolio
Government	100.0%

100.0%

6

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.3%)
COMMUNICATION SERVICES — (2.7%)
Interpublic Group of Cos., Inc. (The)	55,158	$1,751,266	0.4%
Other Securities		12,251,860	2.5%

TOTAL COMMUNICATION SERVICES		14,003,126	2.9%

CONSUMER DISCRETIONARY — (13.6%)
Advance Auto Parts, Inc.	8,481	1,697,557	0.4%
* AutoNation, Inc.	26,251	2,690,202	0.6%
BorgWarner, Inc.	54,605	2,652,711	0.6%
Kohl’s Corp.	31,446	1,844,622	0.4%
* Mohawk Industries, Inc.	12,329	2,533,609	0.5%
# Penske Automotive Group, Inc.	18,053	1,583,068	0.3%
PVH Corp.	15,182	1,718,299	0.4%
# Toll Brothers, Inc.	41,698	2,614,465	0.5%
Other Securities		52,200,799	10.5%

TOTAL CONSUMER DISCRETIONARY		69,535,332	14.2%

CONSUMER STAPLES — (4.2%)
Bunge, Ltd.	20,133	1,699,628	0.4%
* Darling Ingredients, Inc.	34,200	2,375,190	0.5%
Ingredion, Inc.	19,481	1,819,720	0.4%
Molson Coors Beverage Co., Class B	29,899	1,642,950	0.3%
* Post Holdings, Inc.	18,068	2,055,777	0.4%
Other Securities		12,170,494	2.4%

TOTAL CONSUMER STAPLES		21,763,759	4.4%

ENERGY — (6.3%)
Devon Energy Corp.	126,279	2,952,403	0.6%
Marathon Oil Corp.	160,313	1,805,124	0.4%
Other Securities		27,652,957	5.6%

TOTAL ENERGY		32,410,484	6.6%

FINANCIALS — (26.2%)
* Athene Holding, Ltd., Class A	51,792	3,090,429	0.6%
Everest Re Group, Ltd.	6,690	1,852,795	0.4%
First Horizon Corp.	141,699	2,591,675	0.5%
Invesco, Ltd.	98,478	2,658,906	0.5%
Lincoln National Corp.	38,301	2,456,243	0.5%
People’s United Financial, Inc.	108,213	1,961,902	0.4%
Popular, Inc.	24,047	1,778,516	0.4%
Reinsurance Group of America, Inc.	16,306	2,128,422	0.4%
Santander Consumer USA Holdings, Inc.	61,307	2,080,760	0.4%
Voya Financial, Inc.	28,966	1,964,474	0.4%
Zions Bancorp NA	39,595	2,209,401	0.5%
Other Securities		109,402,832	22.4%

TOTAL FINANCIALS		134,176,355	27.4%

7

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.0%)
#* Envista Holdings Corp.	36,557	1,582,187	0.3%
Other Securities		$18,693,457	3.8%

TOTAL HEALTH CARE		20,275,644	4.1%

INDUSTRIALS — (19.2%)
AGCO Corp	14,360	2,095,411	0.4%
Air Lease Corp.	38,619	1,803,893	0.4%
AMERCO	3,316	1,978,425	0.4%
# Carlisle Cos., Inc.	10,047	1,925,508	0.4%
Knight-Swift Transportation Holdings, Inc.	43,670	2,057,730	0.4%
Snap-on, Inc.	8,174	1,942,142	0.4%
Other Securities		86,813,578	17.7%

TOTAL INDUSTRIALS		98,616,687	20.1%

INFORMATION TECHNOLOGY — (8.4%)
# Amkor Technology, Inc.	80,509	1,627,892	0.3%
* Arrow Electronics, Inc.	27,736	3,163,845	0.7%
Avnet, Inc.	36,514	1,603,695	0.3%
* Concentrix Corp.	13,283	2,063,913	0.4%
DXC Technology Co.	69,142	2,275,463	0.5%
* Flex, Ltd.	130,502	2,270,735	0.5%
Jabil, Inc.	39,666	2,079,292	0.4%
# SYNNEX Corp.	13,283	1,609,900	0.3%
Other Securities		26,403,201	5.4%

TOTAL INFORMATION TECHNOLOGY		43,097,936	8.8%

MATERIALS — (9.0%)
* Alcoa Corp.	63,550	2,328,472	0.5%
* Berry Global Group, Inc.	25,981	1,652,911	0.3%
Element Solutions, Inc.	75,052	1,642,138	0.3%
Huntsman Corp.	62,390	1,788,721	0.4%
Reliance Steel & Aluminum Co.	21,822	3,498,285	0.7%
Steel Dynamics, Inc.	51,915	2,814,831	0.6%
Westlake Chemical Corp.	26,272	2,466,678	0.5%
Other Securities		29,897,760	6.1%

TOTAL MATERIALS		46,089,796	9.4%

REAL ESTATE — (1.1%)
* Jones Lang LaSalle, Inc.	14,289	2,685,046	0.6%
Other Securities		2,843,463	0.5%

TOTAL REAL ESTATE		5,528,509	1.1%

UTILITIES — (0.6%)
Other Securities		3,338,845	0.7%

TOTAL COMMON STOCKS		488,836,473	99.7%

PREFERRED STOCKS — (0.1%)

CONSUMER DISCRETIONARY — (0.0%)
Other Security		32,112	0.0%

8

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$180,506	0.1%

TOTAL PREFERRED STOCKS		212,618	0.1%

TOTAL INVESTMENT SECURITIES (Cost $348,487,368)		489,049,091

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money
Market Fund, 0.026%	1,142,515	1,142,515	0.2%

SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	1,956,293	22,634,307	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $372,263,095)		$512,825,913	104.6%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$14,003,126	—	—	$14,003,126
Consumer Discretionary	69,532,942	$2,390	—	69,535,332
Consumer Staples	21,763,759	—	—	21,763,759
Energy	32,410,484	—	—	32,410,484
Financials	134,174,980	1,375	—	134,176,355
Health Care	20,087,167	188,477	—	20,275,644
Industrials	98,616,687	—	—	98,616,687
Information Technology	43,097,936	—	—	43,097,936
Materials	46,089,796	—	—	46,089,796
Real Estate	5,528,509	—	—	5,528,509
Utilities	3,338,845	—	—	3,338,845
Preferred Stocks
Consumer Discretionary	32,112	—	—	32,112
Industrials	180,506	—	—	180,506
Temporary Cash Investments	1,142,515	—	—	1,142,515
Securities Lending Collateral	—	22,634,307	—	22,634,307

TOTAL	$489,999,364	$22,826,549	—	$512,825,913

See accompanying Notes to Financial Statements.

9

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (11.1%)
AT&T, Inc.	464,014	$14,574,680	2.3%
* Charter Communications, Inc., Class A	13,352	8,991,904	1.4%
Comcast Corp., Class A	293,420	16,475,533	2.6%
* T-Mobile US, Inc.	31,542	4,167,645	0.7%
Verizon Communications, Inc.	67,842	3,920,589	0.6%
* Walt Disney Co. (The)	48,164	8,959,467	1.4%
Other Securities		13,472,331	2.1%

TOTAL COMMUNICATION SERVICES		70,562,149	11.1%

CONSUMER DISCRETIONARY — (7.5%)
DR Horton, Inc.	56,804	5,583,265	0.9%
General Motors Co.	100,456	5,748,092	0.9%
Other Securities		35,992,536	5.7%

TOTAL CONSUMER DISCRETIONARY		47,323,893	7.5%

CONSUMER STAPLES — (5.5%)
Mondelez International, Inc., Class A	67,748	4,119,756	0.7%
Walgreens Boots Alliance, Inc.	79,789	4,236,796	0.7%
Walmart, Inc.	51,411	7,192,913	1.1%
Other Securities		19,219,689	3.0%

TOTAL CONSUMER STAPLES		34,769,154	5.5%

ENERGY — (6.9%)
Chevron Corp.	66,544	6,858,690	1.1%
ConocoPhillips	109,454	5,597,478	0.9%
Exxon Mobil Corp.	165,672	9,483,065	1.5%
Other Securities		22,005,811	3.4%

TOTAL ENERGY		43,945,044	6.9%

FINANCIALS — (22.4%)
Allstate Corp. (The)	34,113	4,325,528	0.7%
Bank of America Corp.	188,660	7,646,390	1.2%
Bank of New York Mellon Corp. (The)	71,719	3,577,344	0.6%
* Berkshire Hathaway, Inc., Class B	41,611	11,440,944	1.8%
Capital One Financial Corp.	27,365	4,079,574	0.6%
Citigroup, Inc.	108,416	7,723,556	1.2%
Goldman Sachs Group, Inc. (The)	19,904	6,935,549	1.1%
JPMorgan Chase & Co.	151,948	23,371,122	3.7%
Morgan Stanley	87,595	7,230,967	1.1%
Travelers Cos., Inc. (The)	27,513	4,255,161	0.7%
Truist Financial Corp.	56,633	3,358,903	0.5%
Wells Fargo & Co.	110,795	4,991,315	0.8%
Other Securities		53,514,587	8.4%

TOTAL FINANCIALS		142,450,940	22.4%

HEALTH CARE — (14.8%)
Anthem, Inc.	20,572	7,804,811	1.2%
Bristol-Myers Squibb Co.	68,601	4,282,074	0.7%

10

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Cigna Corp	29,406	$7,322,388	1.2%
CVS Health Corp.	101,173	7,729,617	1.2%
Danaher Corp.	19,925	5,059,755	0.8%
Humana, Inc.	9,731	4,332,631	0.7%
* Laboratory Corp. of America Holdings	14,026	3,729,093	0.6%
Medtronic P.L.C.	57,928	7,583,934	1.2%
Pfizer, Inc.	367,606	14,207,972	2.2%
Thermo Fisher Scientific, Inc.	15,941	7,495,936	1.2%
Other Securities		24,258,685	3.8%

TOTAL HEALTH CARE		93,806,896	14.8%

INDUSTRIALS — (13.4%)
Eaton Corp. P.L.C.	35,580	5,085,449	0.8%
FedEx Corp.	18,335	5,322,834	0.8%
Kansas City Southern	12,742	3,723,340	0.6%
Norfolk Southern Corp.	19,025	5,312,541	0.8%
Raytheon Technologies Corp.	44,815	3,730,401	0.6%
Republic Services, Inc.	34,966	3,716,886	0.6%
Stanley Black & Decker, Inc.	17,537	3,626,126	0.6%
Other Securities		54,701,660	8.6%

TOTAL INDUSTRIALS		85,219,237	13.4%

INFORMATION TECHNOLOGY — (10.0%)
Corning, Inc.	84,822	3,749,981	0.6%
HP, Inc.	106,724	3,640,356	0.6%
Intel Corp.	257,511	14,814,608	2.3%
* Micron Technology, Inc.	87,168	7,502,550	1.2%
Other Securities		33,774,879	5.3%

TOTAL INFORMATION TECHNOLOGY		63,482,374	10.0%

MATERIALS — (7.5%)
Freeport-McMoRan, Inc.	103,786	3,913,770	0.6%
Linde P.L.C.	15,638	4,469,966	0.7%
Nucor Corp.	41,885	3,445,460	0.5%
Other Securities		36,034,837	5.7%

TOTAL MATERIALS		47,864,033	7.5%

REAL ESTATE — (0.4%)
Other Securities		2,557,207	0.4%

UTILITIES — (0.2%)
Other Securities		1,561,582	0.2%

TOTAL COMMON STOCKS (Cost $406,532,120)		633,542,509	99.7%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	1,375,132	1,375,132	0.2%

11

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	24,707	$285,865	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $408,193,117)		$635,203,506	100.0%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$70,562,149	—	—	$70,562,149
Consumer Discretionary	47,323,893	—	—	47,323,893
Consumer Staples	34,769,154	—	—	34,769,154
Energy	43,945,044	—	—	43,945,044
Financials	142,450,940	—	—	142,450,940
Health Care	93,806,896	—	—	93,806,896
Industrials	85,219,237	—	—	85,219,237
Information Technology	63,482,374	—	—	63,482,374
Materials	47,864,033	—	—	47,864,033
Real Estate	2,557,207	—	—	2,557,207
Utilities	1,561,582	—	—	1,561,582
Temporary Cash Investments	1,375,132	—	—	1,375,132
Securities Lending Collateral	—	$285,865	—	285,865

TOTAL	$634,917,641	$285,865	—	$635,203,506

See accompanying Notes to Financial Statements.

12

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRALIA — (6.1%)
Australia & New Zealand Banking Group, Ltd	222,491	$4,909,103	1.3%
National Australia Bank, Ltd.	197,432	4,040,283	1.1%
Westpac Banking Corp.	271,300	5,228,133	1.4%
Westpac Banking Corp., Sponsored ADR	6,464	124,755	0.0%
Other Securities		10,767,873	2.7%

TOTAL AUSTRALIA		25,070,147	6.5%

AUSTRIA — (0.0%)
Other Security		214,249	0.0%

BELGIUM — (0.7%)
Other Securities		2,788,418	0.7%

CANADA — (8.4%)
Bank of Montreal 063671101	24,920	2,350,953	0.6%
# Bank of Montreal 063671952	37,085	3,500,167	0.9%
Bank of Nova Scotia (The) 064149958	33,326	2,122,138	0.6%
Canadian Imperial Bank of Commerce 136069952	35,673	3,708,494	1.0%
Canadian Natural Resources, Ltd.	126,905	3,855,374	1.0%
Manulife Financial Corp.	93,656	2,046,384	0.5%
Nutrien, Ltd.	34,145	1,884,496	0.5%
Other Securities		14,622,189	3.7%

TOTAL CANADA		34,090,195	8.8%

DENMARK — (2.2%)
DSV Panalpina A.S	9,837	2,191,587	0.6%
Vestas Wind Systems A/S	66,350	2,736,373	0.7%
Other Securities		3,934,902	1.0%

TOTAL DENMARK		8,862,862	2.3%

FINLAND — (1.0%)
Other Securities		4,202,420	1.1%

FRANCE — (8.6%)
* BNP Paribas SA	51,999	3,334,056	0.9%
* Cie de Saint-Gobain	56,762	3,581,406	0.9%
Cie Generale des Etablissements Michelin SCA	19,793	2,864,059	0.8%
Orange SA	205,995	2,565,300	0.7%
# Total SE	169,675	7,499,254	1.9%
Other Securities		15,298,955	3.9%

TOTAL FRANCE		35,143,030	9.1%

GERMANY — (6.5%)
Allianz SE	19,744	5,125,875	1.3%
Bayerische Motoren Werke AG	29,120	2,918,120	0.7%
Daimler AG	74,409	6,622,306	1.7%
RWE AG	47,778	1,814,219	0.5%
Volkswagen AG	3,115	988,926	0.3%

13

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$9,051,038	2.3%

TOTAL GERMANY		26,520,484	6.8%

HONG KONG — (2.5%)
Other Securities		10,113,477	2.6%

IRELAND — (0.6%)
Other Securities		2,608,594	0.7%

ISRAEL — (0.4%)
Other Securities		1,473,904	0.4%

ITALY — (2.7%)
* Intesa Sanpaolo SpA	816,987	2,277,688	0.6%
Stellantis NV BMD8F9905	139,994	2,322,217	0.6%
Other Securities		6,381,883	1.6%

TOTAL ITALY		10,981,788	2.8%

JAPAN — (21.3%)
Hitachi, Ltd.	44,200	2,187,799	0.6%
Honda Motor Co., Ltd.	108,400	3,232,467	0.8%
Mitsubishi UFJ Financial Group, Inc.	409,700	2,179,643	0.6%
Takeda Pharmaceutical Co., Ltd.	97,467	3,255,446	0.8%
Toyota Motor Corp.	124,470	9,313,365	2.4%
Other Securities		66,746,213	17.3%

TOTAL JAPAN		86,914,933	22.5%

NETHERLANDS — (3.7%)
Koninklijke Ahold Delhaize NV	114,386	3,078,359	0.8%
Koninklijke DSM NV	16,446	2,948,767	0.8%
Other Securities		9,094,350	2.3%

TOTAL NETHERLANDS		15,121,476	3.9%

NEW ZEALAND — (0.3%)
Other Securities		1,200,403	0.3%

NORWAY — (0.9%)
Other Securities		3,790,521	1.0%

PORTUGAL — (0.1%)
Other Securities		253,087	0.1%

SINGAPORE — (0.8%)
Other Securities		3,119,613	0.8%

SPAIN — (2.1%)
Banco Santander SA	1,509,325	5,822,298	1.5%
Other Securities		2,717,878	0.7%

TOTAL SPAIN		8,540,176	2.2%

SWEDEN — (2.9%)
Other Securities		12,050,758	3.1%

14

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (8.0%)
ABB, Ltd	71,734	$2,330,074	0.6%
Cie Financiere Richemont SA	24,620	2,526,671	0.7%
LafargeHolcim, Ltd	40,627	2,506,998	0.7%
Novartis AG	14,430	1,231,403	0.3%
# Novartis AG, Sponsored ADR	64,244	5,476,159	1.4%
UBS Group AG	132,112	2,017,429	0.5%
Zurich Insurance Group AG	10,576	4,338,893	1.1%
Other Securities		12,065,404	3.1%

TOTAL SWITZERLAND		32,493,031	8.4%

UNITED KINGDOM — (13.0%)
Anglo American P.L.C.	71,583	3,035,150	0.8%
Aviva P.L.C.	443,489	2,451,851	0.6%
Barclays P.L.C., Sponsored ADR	231,313	2,213,665	0.6%
BP P.L.C.	652,394	2,731,146	0.7%
BP P.L.C., Sponsored ADR	122,987	3,094,350	0.8%
British American Tobacco P.L.C.	90,681	3,364,568	0.9%
British American Tobacco P.L.C., Sponsored ADR	14,611	548,059	0.1%
* BT Group P.L.C.	944,235	2,153,746	0.6%
Glencore P.L.C.	795,673	3,241,110	0.8%
# HSBC Holdings P.L.C., Sponsored ADR	132,381	4,132,935	1.1%
Lloyds Banking Group P.L.C.	3,121,380	1,957,353	0.5%
Royal Dutch Shell P.L.C., Class B	36,847	659,328	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	250,143	8,957,621	2.3%
Vodafone Group P.L.C.	1,724,403	3,254,290	0.8%
# Vodafone Group P.L.C., Sponsored ADR	63,098	1,195,704	0.3%
Other Securities		9,971,538	2.6%

TOTAL UNITED KINGDOM		52,962,414	13.7%

TOTAL COMMON STOCKS		378,515,980	97.8%

PREFERRED STOCKS — (1.5%)

GERMANY — (1.5%)
Volkswagen AG	18,370	4,782,803	1.3%
Other Securities		1,272,970	0.3%

TOTAL GERMANY		6,055,773	1.6%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Security		4,552	0.0%

TOTAL INVESTMENT SECURITIES (Cost $346,967,603)		384,576,305

		Value†
SECURITIES LENDING COLLATERAL — (5.7%)
@§ The DFA Short Term Investment Fund	2,013,566	23,296,959	6.0%

TOTAL INVESTMENTS—(100.0%) (Cost $370,261,714)		$407,873,264	105.4%

15

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

		Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$124,755	$24,945,392	—	$25,070,147
Austria	—	214,249	—	214,249
Belgium	—	2,788,418	—	2,788,418
Canada	34,090,195	—	—	34,090,195
Denmark	—	8,862,862	—	8,862,862
Finland	—	4,202,420	—	4,202,420
France	318,417	34,824,613	—	35,143,030
Germany	669,872	25,850,612	—	26,520,484
Hong Kong	—	10,113,477	—	10,113,477
Ireland	1,564,259	1,044,335	—	2,608,594
Israel	258,437	1,215,467	—	1,473,904
Italy	651,847	10,329,941	—	10,981,788
Japan	19,252	86,895,681	—	86,914,933
Netherlands	1,033,274	14,088,202	—	15,121,476
New Zealand	—	1,200,403	—	1,200,403
Norway	—	3,790,521	—	3,790,521
Portugal	—	253,087	—	253,087
Singapore	—	3,119,613	—	3,119,613
Spain	499,218	8,040,958	—	8,540,176
Sweden	—	12,050,758	—	12,050,758
Switzerland	8,386,039	24,106,992	—	32,493,031
United Kingdom	22,421,330	30,541,084	—	52,962,414
Preferred Stocks
Germany	—	6,055,773	—	6,055,773
Rights/Warrants
Canada	—	4,552	—	4,552
Securities Lending Collateral	—	23,296,959	—	23,296,959

TOTAL	$70,036,895	$337,836,369	—	$407,873,264

See accompanying Notes to Financial Statements.

16

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (7.2%)
Bank of Queensland, Ltd.	81,119	$562,208	0.2%
OZ Minerals, Ltd.	34,602	631,283	0.2%
Other Securities		21,609,452	7.2%

TOTAL AUSTRALIA		22,802,943	7.6%

AUSTRIA — (1.5%)
voestalpine AG	14,116	612,412	0.2%
Other Securities		4,014,952	1.3%

TOTAL AUSTRIA		4,627,364	1.5%

BELGIUM — (1.4%)
Other Securities		4,511,021	1.5%

CANADA — (11.4%)
ARC Resources, Ltd.	87,614	550,996	0.2%
Cameco Corp. 13321L108	33,369	560,933	0.2%
# Element Fleet Management Corp.	52,746	645,834	0.2%
iA Financial Corp., Inc.	11,779	663,338	0.2%
# Inter Pipeline, Ltd.	39,561	576,767	0.2%
# Parkland Corp.	16,679	535,725	0.2%
Stantec, Inc.	12,545	587,369	0.2%
TFI International, Inc.	9,351	819,349	0.3%
Tourmaline Oil Corp.	31,248	674,203	0.2%
Other Securities		30,557,296	10.1%

TOTAL CANADA		36,171,810	12.0%

CHINA — (0.0%)
Other Securities		69,686	0.0%

DENMARK — (1.9%)
Royal Unibrew A.S	5,678	693,573	0.2%
SimCorp A.S	4,523	598,028	0.2%
Other Securities		4,848,398	1.6%

TOTAL DENMARK		6,139,999	2.0%

FINLAND — (2.4%)
Metso Outotec Oyj	57,782	649,125	0.2%
Nokian Renkaat Oyj	13,848	515,582	0.2%
Valmet Oyj	14,603	609,928	0.2%
Other Securities		5,881,896	1.9%

TOTAL FINLAND		7,656,531	2.5%

FRANCE — (4.2%)
# Euronext NV	5,164	519,410	0.2%
* Faurecia SE	12,576	679,444	0.2%
Rexel SA	37,300	733,215	0.3%
Other Securities		$11,515,423	3.8%

TOTAL FRANCE		13,447,492	4.5%

17

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.6%)
* Commerzbank AG	83,911	553,322	0.2%
* Dialog Semiconductor P.L.C.	9,400	736,399	0.3%
GEA Group AG	16,713	733,942	0.3%
Lanxess AG	9,382	690,444	0.2%
* ProSiebenSat.1 Media SE	24,316	528,110	0.2%
Rheinmetall AG	5,211	543,711	0.2%
* Thyssenkrupp AG	41,026	548,472	0.2%
Other Securities		16,640,049	5.4%

TOTAL GERMANY		20,974,449	7.0%

HONG KONG — (2.2%)
Other Securities		7,072,543	2.3%

IRELAND — (0.4%)
Other Securities		1,108,408	0.4%

ISRAEL — (1.4%)
Other Securities		4,413,966	1.5%

ITALY — (3.1%)
# Banco BPM SpA	187,440	533,116	0.2%
Other Securities		9,153,805	3.0%

TOTAL ITALY		9,686,921	3.2%

JAPAN — (18.8%)
Other Securities		59,448,187	19.8%

NETHERLANDS — (2.4%)
Aalberts NV	11,088	599,039	0.2%
ASR Nederland NV	15,804	690,246	0.2%
BE Semiconductor Industries NV	8,077	652,341	0.2%
IMCD NV	6,289	913,472	0.3%
* Signify NV	13,843	786,131	0.3%
Other Securities		3,977,285	1.3%

TOTAL NETHERLANDS		7,618,514	2.5%

NEW ZEALAND — (0.5%)
Other Securities		1,698,383	0.6%

NORWAY — (1.1%)
Other Securities		3,368,361	1.1%

PORTUGAL — (0.3%)
Other Securities		876,104	0.3%

SINGAPORE — (1.2%)
Other Securities		3,743,428	1.2%

18

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.1%)
Other Securities		$6,482,802	2.2%

SWEDEN — (4.1%)
Other Securities		13,099,114	4.4%

SWITZERLAND — (5.7%)
Georg Fischer AG	501	702,489	0.2%
Helvetia Holding AG	4,587	551,471	0.2%
PSP Swiss Property AG	5,028	620,437	0.2%
SIG Combibloc Group AG	25,223	618,243	0.2%
VAT Group AG	3,471	991,193	0.3%
Other Securities		14,576,930	4.9%

TOTAL SWITZERLAND		18,060,763	6.0%

UNITED KINGDOM — (13.8%)
Bellway P.L.C.	12,375	617,328	0.2%
Diploma P.L.C.	14,431	571,311	0.2%
Electrocomponents P.L.C.	39,769	585,329	0.2%
Games Workshop Group P.L.C.	4,331	648,949	0.2%
IG Group Holdings P.L.C.	43,731	553,238	0.2%
IMI P.L.C.	31,889	700,748	0.2%
* Royal Mail P.L.C.	122,790	841,256	0.3%
* Signature Aviation P.L.C.	97,981	546,863	0.2%
Spectris P.L.C.	14,225	638,985	0.2%
Tate & Lyle P.L.C.	50,269	556,104	0.2%
* Travis Perkins P.L.C.	27,205	577,697	0.2%
Other Securities		36,952,984	12.2%

TOTAL UNITED KINGDOM		43,790,792	14.5%

UNITED STATES — (0.3%)
Ovintiv, Inc.	24,174	578,020	0.2%
Other Securities		257,748	0.1%

TOTAL UNITED STATES		835,768	0.3%

TOTAL COMMON STOCKS		297,705,349	98.9%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		1,104,290	0.4%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		19,093	0.0%

FRANCE — (0.0%)
Other Security		60,532	0.0%

TOTAL RIGHTS/WARRANTS		79,625	0.0%

TOTAL INVESTMENT SECURITIES (Cost $244,450,684)		298,889,264

19

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	1,542,747	$17,849,584	5.9%

TOTAL INVESTMENTS—(100.0%) (Cost $262,299,253)		$316,738,848	105.2%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$700	$22,802,243	—	$22,802,943
Austria	—	4,627,364	—	4,627,364
Belgium	39,030	4,471,991	—	4,511,021
Canada	36,150,516	21,294	—	36,171,810
China	—	69,686	—	69,686
Denmark	—	6,139,999	—	6,139,999
Finland	—	7,656,531	—	7,656,531
France	—	13,447,492	—	13,447,492
Germany	—	20,974,449	—	20,974,449
Hong Kong	31,308	7,041,235	—	7,072,543
Ireland	22,067	1,086,341	—	1,108,408
Israel	90,182	4,323,784	—	4,413,966
Italy	—	9,686,921	—	9,686,921
Japan	134,062	59,314,125	—	59,448,187
Netherlands	78,328	7,540,186	—	7,618,514
New Zealand	—	1,698,383	—	1,698,383
Norway	44,507	3,323,854	—	3,368,361
Portugal	—	876,104	—	876,104
Singapore	—	3,743,428	—	3,743,428
Spain	139,991	6,342,811	—	6,482,802
Sweden	179,849	12,919,265	—	13,099,114
Switzerland	82,351	17,978,412	—	18,060,763
United Kingdom	220,298	43,570,494	—	43,790,792
United States	578,020	257,748	—	835,768
Preferred Stocks
Germany	—	1,104,290	—	1,104,290
Rights/Warrants
Canada	—	19,093	—	19,093
France	—	60,532	—	60,532
Securities Lending Collateral	—	17,849,584	—	17,849,584

TOTAL	$37,791,209	$278,947,639	—	$316,738,848

See accompanying Notes to Financial Statements.

20

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount (000)	Value†
	BONDS — (24.6%)
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.194%, 12/15/21	6,000	$6,000,998
	Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.194%, 12/15/21	6,600	6,600,852
	Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.251%, 09/10/21	3,000	3,001,710
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)Ω	0.652%, 05/17/21	2,000	2,000,366
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r)	0.980%, 08/27/21	1,844	1,848,557
	Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r)Ω	1.006%, 09/06/21	1,000	1,002,813
	Dexia Credit Local SA
	1.875%, 09/15/21	1,000	1,006,036
	EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.284%, 11/15/21	3,500	3,501,470
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.276%, 08/19/22	6,493	6,506,181
(r)	0.270%, 03/13/23	790	792,086
	European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)	0.301%, 06/10/22	2,750	2,756,038

		Face Amount (000)	Value†
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
#(r)	0.198%, 10/25/21	4,000	$3,999,480
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.270%, 09/16/22	5,700	5,713,053
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.314%, 10/12/21	10,000	10,001,540
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.140%, 01/13/23	5,000	5,002,150
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.240%, 08/23/21	2,000	2,000,660
International Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.18%, FRN
(r)	0.364%, 12/15/21	1,000	1,001,130
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.256%, 02/24/22	2,500	2,501,325
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	0.306%, 09/08/21	1,000	1,000,302
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.360%, 03/15/22	9,200	9,216,928

21

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

		Face Amount (000)	Value†
	Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.254%, 12/15/21	3,000	$3,001,168
	Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.192%, 11/22/21	1,000	1,000,002
	Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.304%, 12/13/21	700	700,484
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.00%, FRN
(r)	1.010%, 12/19/22	5,000	5,071,650
	Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.250%, 01/06/23	713	713,455
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r)	0.319%, 08/13/21	1,698	1,698,387
	Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.427%, 06/23/21	1,330	1,330,515
	Westpac Banking Corp.
	2.100%, 05/13/21	1,246	1,246,644

	TOTAL BONDS		90,215,980

CERTIFICATES OF DEPOSIT — (4.0%)
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.223%, 03/10/22	3,000	3,000,255
	Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.210%, 02/11/22	1,500	1,500,421
	National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.331%, 05/28/21	3,000	3,000,533

		Face Amount (000)	Value†
Royal Bank Of Canada, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.234%, 03/11/22	6,000	$6,000,512
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN 0.180%, 04/19/22		1,000	999,952

TOTAL CERTIFICATES OF DEPOSIT			14,501,673

U.S. TREASURY OBLIGATIONS — (6.8%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r)	0.069%, 01/31/23	11,750	11,754,543
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r)	0.075%, 07/31/22	12,300	12,305,887
(r)	0.075%, 10/31/22	750	750,376

TOTAL U.S. TREASURY OBLIGATIONS			24, 810,806

TOTAL INVESTMENT SECURITIES (Cost $129,478,777)			129,528,459

COMMERCIAL PAPER — (61.2%)
Banque Et Caisse d’Epargne de l’Etat
	0.150%, 06/10/21	3,000	2,999,757
	0.120%, 05/12/21	5,000	4,999,923
	0.142%, 07/07/21	500	499,915
	0.132%, 08/11/21	1,750	1,749,484
BNGBankNV
Ω	0.132%, 05/12/21	5,000	4,999,890
Ω	0.120%, 06/16/21	2,000	1,999,721
Caisse des Depots et
	Consignations
Ω	0.010%, 05/24/21	2,750	2,749,866
Ω	0.132%, 06/02/21	4,500	4,499,662
Ω	0.130%, 07/06/21	3,000	2,999,414
CDP Financial, Inc.
Ω	0.240%, 07/15/21	2,000	1,999,574
Ω	0.160%, 07/12/21	2,000	1,999,599
	0.130%, 05/07/21	3,500	3,499,973
Ω	0.130%, 06/01/21	2,250	2,249,876

22

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

		Face Amount (000)	Value†
Commonwealth Bank of Australia
Ω	0.110%, 05/26/21	500	$499,968
Corpoerative Centrale Bank
	0.200%, 05/13/21	5,000	4,999,888
	0.152%, 10/27/21	2,250	2,248,312
DNB NOR Bank ASA
Ω	0.165%, 06/24/21	3,500	3,499,588
Ω	0.162%, 07/30/21	4,000	3,998,979
Ω	0.155%, 07/08/21	2,500	2,499,588
Erste Abwicklungsanstalt
Ω	0.150%, 06/01/21	4,000	3,999,708
Ω	0.010%, 05/03/21	2,000	1,999,990
Ω	0.152%, 08/20/21	1,500	1,499,431
European Investment Bank
	0.091%, 07/22/21	1,500	1,499,627
	0.122%, 10/18/21	4,500	4,496,922
Export Development Canada
	0.090%, 07/07/21	1,000	999,892
	0.100%, 09/01/21	2,000	1,999,511
	0.010%, 09/02/21	3,500	3,499,125
	0.100%, 09/02/21	2,750	2,749,312
FMS Wertmanagement
Ω	0.120%, 07/15/21	2,000	1,999,468
Ω	0.130%, 07/20/21	5,250	5,248,453
Ω	0.010%, 07/21/21	1,000	999,699
Ω	0.010%, 08/10/21	1,500	1,499,405
Hydro-Quebec
Ω	0.030%, 05/03/21	6,000	5,999,983
KFW International Finance,
	Inc.
Ω	0.120%, 05/04/21	5,250	5,249,971
Ω	0.130%, 06/01/21	2,500	2,499,820
Kingdom of Denmark
	0.095%, 05/17/21	4,500	4,499,913
	0.110%, 05/19/21	2,750	2,749,938
	0.080%, 06/16/21	3,000	2,999,781
Landesbank Hessen-Thuringen
Ω	0.152%, 06/09/21	3,000	2,999,623
National Australia Bank, Ltd.
Ω	0.142%, 06/01/21	6,500	6,499,474
National Securities Clearing Corp.
Ω	0.071%, 06/08/21	1,500	1,499,888
Nederlandse Waterschapsbank NV
Ω	0.110%, 07/27/21	4,750	4,748,386
Ω	0.140%, 10/25/21	2,500	2,498,022
Nordea Bank AB
Ω	0.220%, 06/01/21	4,000	3,999,680
Ω	0.010%, 06/15/21	3,000	2,999,655
Ω	0.115%, 06/22/21	3,000	2,999,602

		Face Amount (000)	Value†
NRW Bank
	0.140%, 05/07/21	2,500	$2,499,976
Ω	0.125%, 05/18/21	3,250	3,249,902
Ω	0.135%, 05/18/21	500	499,985
Ω	0.152%, 06/25/21	1,500	1,499,755
Ω	0.010%, 08/03/21	2,000	1,999,356
Oesterreichische Kontrollbank AG
	0.055%, 06/03/21	1,500	1,499,909
Province of Alberta
Ω	0.110%, 05/10/21	3,000	2,999,950
Ω	0.110%, 05/19/21	4,000	3,999,859
Ω	0.110%, 07/06/21	2,470	2,469,577
Ω	0.200%, 01/12/22	750	749,218
Province of British Columbia
	0.190%, 06/09/21	2,000	1,999,882
PSP Capital, Inc.
Ω	0.122%, 08/05/21	2,750	2,749,222
Ω	0.010%, 10/14/21	7,000	6,995,519
Queensland Treasury Corp.
	0.112%, 08/16/21	1,250	1,249,693
	0.120%, 09/13/21	5,000	4,998,206
Shell International Finance BV
Ω	0.509%, 05/25/21	3,500	3,499,825
Ω	0.230%, 08/23/21	2,000	1,999,125
Ω	0.100%, 05/20/21	4,500	4,499,880
Skandinaviska Enskilda Banken AB
Ω	0.140%, 07/01/21	3,000	2,999,426
Ω	0.190%, 10/29/21	2,000	1,998,281
Ω	0.010%, 12/16/21	2,500	2,497,189
Ω	0.190%, 12/16/21	2,500	2,497,189
Svenska Handelsbanken AB
Ω	0.100%, 05/17/21	1,000	999,965
Ω	0.170%, 09/02/21	2,000	1,999,097
Ω	0.180%, 10/05/21	5,000	4,996,972
Ω	0.180%, 11/09/21	1,750	1,748,461
Swed Bank AB
	0.132%, 05/10/21	2,000	1,999,962
	0.172%, 08/04/21	1,000	999,723
SwedBank AB
	0.175%, 08/25/21	3,000	2,998,849
SwedBanK AB
	0.150%, 06/11/21	3,000	2,999,776
Total Capital Canada, Ltd.
Ω	0.130%, 06/16/21	750	749,925
Ω	0.010%, 08/03/21	5,000	4,998,641
Ω	0.150%, 08/18/21	500	499,827

TOTAL COMMERCIAL PAPER (Cost $224,156,238)			224,169,c1378

23

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (3.0%)
State Street Institutional U.S. Government Money Market Fund 0.026%	10,860,336	$10,860,336

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	117,050	1,354,270

TOTAL INVESTMENTS — (100.0%) (Cost $365,849,621)		$365,912,443

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$90,215,980	—	$90,215,980
U.S. Treasury Obligations	—	24,810,806	—	24,810,806
Certificates of Deposit	—	14,501,673	—	14,501,673
Commercial Paper	—	224,169,378	—	224,169,378
Temporary Cash Investments	$10,860,336	—	—	10,860,336
Securities Lending Collateral	—	1,354,270	—	1,354,270

TOTAL	$10,860,336	$355,052,107	—	$365,912,443

See accompanying Notes to Financial Statements.

24

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^ (000)	Value†
BONDS — (72.3%)
AUSTRALIA — (8.2%)
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	700	$849,654
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 0.880%, FRN, 0.890%, 02/08/22	AUD	500	387,493
(r)	3M Swap + 1.000%, FRN, 1.037%, 03/07/22	AUD	500	388,062
(r)	3M Swap + 1.030%, FRN, 1.067%, 12/06/23	AUD	500	393,224
(r)	3M Swap + 0.770%, FRN, 0.800%, 08/29/24	AUD	500	391,144
(r)	3M Swap + 0.760%, FRN, 0.802%, 01/16/25	AUD	10,500	8,204,494
Australia Government Bond
	0.250%, 11/21/25	AUD	3,500	2,652,188
Commonwealth Bank of Australia, Floating Rate Note
(r)	3M Swap + 0.880%, FRN, 0.920%, 07/25/22	AUD	1,000	777,602
(r)	3M Swap + 0.800%, FRN, 0.840%, 04/25/23	AUD	1,500	1,169,613
(r)	3M Swap + 0.930%, FRN, 0.940%, 08/16/23	AUD	2,000	1,566,303
(r)	3M Swap + 1.130%, FRN, 1.170%, 01/11/24	AUD	500	394,354
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	500	385,418
	0.350%, 09/07/22	EUR	1,650	2,003,779
National Australia Bank, Ltd., Floating Rate Note
(r)	3M Swap + 0.900%, FRN, 0.935%, 07/05/22	AUD	500	388,683
(r)	3M Swap + 0.800%, FRN, 0.811%, 02/10/23	AUD	1,000	778,774

			Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
(r)	3M Swap + 0.090%, FRN, 0.910%, 05/16/23	AUD	1,000	$781,397
(r)	3M Swap + 0.950%, FRN, 0.960%, 09/26/23	AUD	3,000	2,349,658
(r)	3M Swap + 0.920%, FRN, 0.949%, 06/19/24	AUD	2,000	1,570,872
(r)	3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	5,000	3,907,075
	Westpac Banking Corp.
	0.250%, 01/17/22	EUR	491	593,351
	2.625%, 12/14/22	GBP	400	572,102
Westpac Banking Corp., Floating Rate Note
(r)	3M Swap + 0.930%, FRN, 0.960%, 11/16/23	AUD	1,000	784,546
(r)	3M Swap + 1.140%, FRN, 1.180%, 04/24/24	AUD	4,500	3,555,740
(r)	3M Swap + 0.880%, FRN, 0.890%, 08/16/24	AUD	3,000	2,354,792

	TOTAL AUSTRALIA			37,200,318

	AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		1,500	1,470,522

	BELGIUM — (1.3%)
	Dexia Credit Local S.A.
Ω	1.125%, 04/09/26		500	502,198
	Dexia Credit Local SA
	0.250%, 06/02/22	EUR	1,400	1,697,436
	1.125%, 06/15/22	GBP	2,300	3,207,911
	Euroclear Bank SA
	0.250%, 09/07/22	EUR	400	484,765

	TOTAL BELGIUM			5,892,310

	CANADA — (18.0%)
	Bank of Montreal
	0.250%, 11/17/21	EUR	929	1,121,440

25

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^ (000)	Value†
CANADA — (Continued)
Bank of Montreal, Floating Rate Note
(r)	3M EURIBOR + 0.500%, FRN, 0.000%, 09/28/21	EUR	1,812	$2,183,042
(r)	3M Swap + 0.920%, FRN, 0.955%, 10/06/22	AUD	800	622,135
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	2,500	2,053,228
	0.375%, 04/06/22	EUR	500	605,600
Canada Housing Trust No 1, Floating Rate Note
(r)	3M CDOR - 0.060%, FRN, 0.378%, 09/15/23	CAD	3,000	2,451,262
(r)Ω	3M CDOR - 0.050%, FRN, 0.388%, 03/15/24	CAD	1,000	817,816
(r)Ω	3M CDOR - 0.040%, FRN, 0.398%, 03/15/25	CAD	8,000	6,553,016
Canadian Imperial Bank of Commerce
	2.900%, 09/14/21	CAD	1,000	821,364
	2.040%, 03/21/22	CAD	7,500	6,191,962
	2.300%, 07/11/22	CAD	1,000	831,680
	0.750%, 03/22/23	EUR	1,900	2,330,024
Export Development Canada, Floating Rate Note
(r)	SONIO/N + 0.310%, FRN, 0.359%, 05/29/24	GBP	1,000	1,386,325
(r)	SONIO/N + 0.330%, FRN, 0.380%, 01/17/25	GBP	1,000	1,387,679
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r)	0.635%, 04/14/23	CAD	3,000	2,459,920
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	500	692,549
	1.500%, 12/15/22	GBP	150	210,798
Province of Ontario Canada
	0.625%, 01/21/26		1,750	1,721,905
#	1.050%, 04/14/26		5,000	4,998,167
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.488%, 08/21/23	CAD	7,000	5,727,796
Province of Quebec Canada
	0.875%, 05/24/22	GBP	800	1,111,946

			Face Amount^ (000)	Value†
CANADA — (Continued)
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.840%, 10/13/24	CAD	13,500	$11,215,055
	Royal Bank of Canada
	1.650%, 07/15/21	CAD	420	342,694
	1.583%, 09/13/21	CAD	7,000	5,722,328
	1.968%, 03/02/22	CAD	5,611	4,626,433
Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	10,500	8,666,782
	3.005%, 05/30/23	CAD	2,020	1,721,014
	0.750%, 09/11/25		350	345,707
	1.128%, 12/09/25	CAD	1,000	800,732
#	0.750%, 01/06/26		1,500	1,475,622

	TOTAL CANADA			81,196,021

DENMARK — (0.5%)
	Kommunekredit
	0.500%, 01/28/26		2,200	2,157,100

	FINLAND — (1.2%)
	Kuntarahoitus Oyj
	0.625%, 03/20/26		1,300	1,277,451
	Nordea Bank Abp
Ω	0.750%, 08/28/25		800	789,440
OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	2,700	3,278,015

	TOTAL FINLAND			5,344,906

	FRANCE — (6.0%)
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		4,200	4,127,844
	Sanofi
	0.000%, 03/21/22	EUR	1,700	2,050,401
	0.500%, 03/21/23	EUR	6,600	8,048,475
	SFIL SA
	0.625%, 02/09/26		3,000	2,944,230
	SNCF Reseau
	0.100%, 05/27/21	EUR	2,100	2,525,078
	5.500%, 12/01/21	GBP	720	1,024,037
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	2,500	3,045,563
Total Capital International SA
	2.125%, 03/15/23	EUR	1,600	2,013,532
	0.250%, 07/12/23	EUR	900	1,095,565

	TOTAL FRANCE			26,874,725

	GERMANY — (5.3%)
	FMS Wertmanagement
	1.125%, 09/07/23	GBP	800	1,126,525

26

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
0.125% ,06/03/22	SEK	4,000	$473,354
1.250%, 08/28/23	NOK	10,000	1,214,113
1.625%, 04/03/24	NOK	5,000	612,089
# 0.625%, 01/22/26		2,840	2,809,339
0.750%, 02/19/26	CAD	4,000	3,192,450
Landwirtschaftliche Rentenbank
4.250%, 01/09/25	AUD	1,000	871,984
# 0.875%, 03/30/26		8,400	8,386,157
State of North Rhine-Westphalia Germany, Floating Rate Note, 3M GBP LIBOR + 0.060%, FRN
(r) 0.145%, 10/29/21	GBP	3,700	5,108,897

TOTAL GERMANY			23,794,908

JAPAN — (2.2%)
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	8,150	6,717,393
2.350%, 07/18/22	CAD	800	665,117
Toyota Finance Australia, Ltd.
0.500%, 04/06/23	EUR	1,400	1,708,599
Toyota Motor Credit Corp.
0.750%, 07/21/22	EUR	810	986,688
2.375%, 02/01/23	EUR	43	54,128

TOTAL JAPAN			10,131,925

NETHERLANDS — (3.4%)
Cooperatieve Rabobank UA
2.750%, 01/10/22		550	559,556
4.750%, 06/06/22	EUR	300	381,188
0.500%, 12/06/22	EUR	2,213	2,697,694
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.310%, 01/12/24		4,700	4,703,168
Shell International Finance BV
1.250%, 03/15/22	EUR	2,792	3,404,648
1.000%, 04/06/22	EUR	2,450	2,983,279
2.375%, 08/21/22		710	729,818

TOTAL NETHERLANDS			15,459,351

NORWAY — (2.6%)
Equinor ASA
0.875%, 02/17/23	EUR	2,250	2,754,310
1.750%, 01/22/26		1,000	1,029,748
Kommunalbanken A.S.
0.125%, 03/21/22	SEK	12,000	1,417,937
1.125%, 11/30/22	GBP	150	210,003
1.500%, 12/15/23	GBP	500	711,293

			Face Amount^ (000)	Value†
NORWAY — (Continued)
Norway Government Bond
	1.750%, 03/13/25	NOK	44,500	$5,525,826

TOTAL NORWAY				11,649,117

SINGAPORE — (1.1%)
DBS Bank, Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.667%, 09/13/22	AUD	1,000	775,059
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	1,970	2,379,635
United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)	0.570%, 07/25/22	AUD	2,500	1,934,112

TOTAL SINGAPORE				5,088,806

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.9%)
African Development Bank
	0.875%, 03/23/26		8,050	8,020,775
Asian Development Bank
	0.500%, 02/04/26		1,600	1,571,935
	1.000%, 04/14/26		7,500	7,511,415
Asian Infrastructure Investment Bank (The)
	0.500%, 01/27/26		987	968,690
European Bank for Reconstruction & Development
	0.500%, 01/28/26		1,000	983,110
European Investment Bank
	1.500%, 05/12/22	NOK	8,840	1,073,401
	0.500%, 07/19/22	SEK	10,000	1,188,502
	0.375%, 03/26/26		4,500	4,387,401
European Investment Bank, Floating Rate Note
(r)	SONIO/N + 0.350%, FRN, 0.399%, 06/29/23	GBP	420	583,156
(r)	SONIO/N + 0.310%, FRN, 0.360%, 01/15/25	GBP	1,693	2,354,484
(r)	SONIO/N + 1.000%, FRN, 1.049%, 09/08/25	GBP	1,696	2,429,158
Inter American Investment Corp.
	0.625%, 02/10/26		300	294,877
Inter-American Development Bank
	4.750%, 08/27/24	AUD	2,000	1,754,964
	2.750%, 10/30/25	AUD	300	250,573

27

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	4.400%, 01/26/26	CAD	277	$257,698
	0.875%, 04/20/26		9,100	9,099,364
International Bank for Reconstruction & Development
	1.750%, 11/06/24	NOK	4,000	491,141
	0.625%, 01/14/26	CAD	3,200	2,543,262
Nordic Investment Bank
	1.375%, 06/19/23	NOK	18,000	2,189,885
	1.875%, 04/10/24	NOK	6,000	739,188
	0.500%, 01/21/26		500	491,072

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				49,184,051

SWEDEN — (3.4%)
Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	2,330	276,094
	1.000%, 11/13/23	SEK	5,000	605,169
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	100	139,660
Ω	0.850%, 09/02/25		200	197,060
Svensk Exportkredit AB
	1.375%, 12/15/22	GBP	4,150	5,834,749
	1.375%, 12/15/23	GBP	500	708,569
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.013%, 05/25/23		3,000	3,051,870
Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	1,034	1,250,635
	1.125%, 12/14/22	EUR	2,700	3,326,629

TOTAL SWEDEN				15,390,435

SWITZERLAND — (1.1%)
Nestle Finance International, Ltd.
	1.750%, 09/12/22	EUR	500	618,672
Novartis Finance SA
	0.750%, 11/09/21	EUR	1,583	1,914,485
	0.500%, 08/14/23	EUR	1,500	1,833,422
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		800	794,885

TOTAL SWITZERLAND				5,161,464

UNITED KINGDOM — (0.4%)
Transport for London
	2.250%, 08/09/22	GBP	1,333	1,881,577

			Face Amount^ (000)	Value†
UNITED STATES — (6.4%)
	3M Co.
	0.375%, 02/15/22	EUR	1,500	$1,810,545
	0.375%, 02/15/22	EUR	800	965,624
	Apple, Inc.
	1.000%, 11/10/22	EUR	2,550	3,129,185
#	0.700%, 02/08/26		2,300	2,271,666
	3.250%, 02/23/26		1,912	2,101,736
Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	2,467	3,008,116
	0.750%, 03/16/23	EUR	700	855,346
	1.300%, 03/15/24	EUR	560	698,591
	3.125%, 03/15/26		1,000	1,095,070
	Cisco Systems, Inc.
	2.950%, 02/28/26		500	545,773
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,750	2,110,228
	0.750%, 02/24/26		1,533	1,521,794
National Securities Clearing Corp.
Ω	0.750%, 12/07/25		5,400	5,297,005
	0.750%, 12/07/25		1,250	1,226,158
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	1,950	2,355,687
Procter & Gamble Co. (The)
	2.000%, 08/16/22	EUR	100	123,930

TOTAL UNITED STATES				29,116,454

	TOTAL BONDS			326,993,990

U.S. TREASURY OBLIGATIONS — (24.1%)
	U.S. Treasury Notes
	0.375%, 01/31/26		29,000	28,425,664
	0.500%, 02/28/26		24,000	23,640,000
	0.750%, 03/31/26		44,500	44,326,172
	2.250%, 03/31/26		11,000	11,752,812
	0.750%, 04/30/26		1,000	995,313

TOTAL U.S. TREASURY OBLIGATIONS				109,139,961

TOTAL INVESTMENT SECURITIES (Cost $422,666,176)				436,133,951

			Shares
SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund		1,396,596	16,158,613

TOTAL INVESTMENTS — (100.0%) (Cost $438,824,789)				$452,292,564

28

VA GLOBAL BOND PORTFOLIO

CONTINUED

As of April 30, 2021, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	6,881,069	USD	9,459,692	Citibank, N.A.	05/14/21	$43,578
GBP	6,279,327	USD	8,643,129	Mellon Bank	05/14/21	29,092
EUR	1,941,547	USD	2,324,938	Citibank, N.A.	05/28/21	10,380
USD	5,794,545	SEK	48,810,716	State Street Bank and Trust	05/28/21	27,559
SGD	8,497,740	USD	6,321,792	Citibank, N.A.	06/08/21	63,122
CAD	3,016,552	USD	2,418,088	Bank of America Corp.	06/09/21	36,269
CAD	2,423,003	USD	1,952,828	Citibank, N.A.	06/09/21	18,600
AUD	506,411	USD	390,156	Citibank, N.A.	06/15/21	33
USD	40,389,969	AUD	51,779,310	State Street Bank and Trust	06/15/21	494,117
EUR	2,741,777	USD	3,269,416	ANZ Securities	07/08/21	31,298

Total Appreciation						$754,048

AUD	2,530,139	USD	1,961,757	Citibank, N.A.	05/03/21	$(12,664)
USD	41,321,336	AUD	54,270,051	State Street Bank and Trust	05/03/21	(485,605)
AUD	51,739,912	USD	40,351,440	State Street Bank and Trust	05/03/21	(493,591)
USD	11,672,540	NOK	99,224,001	Royal Bank of Scotland	05/11/21	(247,848)
GBP	6,034,370	USD	8,392,946	Citibank, N.A.	05/14/21	(59,029)
USD	56,910,832	GBP	41,531,650	HSBC Bank	05/14/21	(447,487)
SEK	15,174,942	USD	1,804,125	Bank of America Corp.	05/28/21	(11,205)
EUR	518,176	USD	628,586	Citibank, N.A.	05/28/21	(5,317)
USD	40,263,860	EUR	33,648,622	State Street Bank and Trust	05/28/21	(209,151)
USD	9,648,122	SGD	12,996,705	Bank of America Corp.	06/08/21	(117,165)
SGD	4,498,965	USD	3,380,639	Citibank, N.A.	06/08/21	(269)
USD	77,206,249	CAD	96,363,011	Bank of America Corp.	06/09/21	(1,197,581)
USD	629,437	CAD	780,969	Citibank, N.A.	06/09/21	(5,982)
EUR	1,819,989	USD	2,202,036	Citibank, N.A.	07/08/21	(11,025)
USD	43,035,711	EUR	36,168,445	Royal Bank of Scotland	07/08/21	(506,006)

Total (Depreciation)						$(3,809,925)

Total Appreciation (Depreciation)						$(3,055,877)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$37,200,318	—	$37,200,318
Austria	—	1,470,522	—	1,470,522
Belgium	—	5,892,310	—	5,892,310
Canada	—	81,196,021	—	81,196,021
Denmark	—	2,157,100	—	2,157,100
Finland	—	5,344,906	—	5,344,906
France	—	26,874,725	—	26,874,725
Germany	—	23,794,908	—	23,794,908
Japan	—	10,131,925	—	10,131,925
Netherlands	—	15,459,351	—	15,459,351
Norway	—	11,649,117	—	11,649,117

29

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$5,088,806	—	$5,088,806
Supranational Organization Obligations	—	49,184,051	—	49,184,051
Sweden	—	15,390,435	—	15,390,435
Switzerland	—	5,161,464	—	5,161,464
United Kingdom	—	1,881,577	—	1,881,577
United States	—	29,116,454	—	29,116,454
U.S. Treasury Obligations	—	109,139,961	—	109,139,961
Securities Lending Collateral	—	16,158,613	—	16,158,613
Forward Currency Contracts**	—	(3,055,877)	—	(3,055,877)

TOTAL	—	$449,236,687	—	$449,236,687

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

30

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (99.4%)
Treasury Inflation Protected Security
0.625%, 01/15/26	7,775	$8,724,904
0.125%, 07/15/26	5,814	6,422,812
0.375%, 01/15/27	13,227	14,755,299
2.375%, 01/15/27	10,464	12,937,890
0.375%, 07/15/27	8,815	9,900,783
0.500%, 01/15/28	17,745	19,989,354
1.750%, 01/15/28	12,151	14,764,593
3.625%, 04/15/28	16,083	21,841,792
0.750%, 07/15/28	8,224	9,481,928
0.875%, 01/15/29	7,290	8,461,714
2.500%, 01/15/29	15,861	20,517,858
3.875%, 04/15/29	12,461	17,627,990
0.250%, 07/15/29	1,645	1,831,817
0.125%, 01/15/30	19,368	21,221,233
3.375%, 04/15/32	10,919	16,078,715
2.125%, 02/15/40	8,456	12,294,151
2.125%, 02/15/41	1,861	2,727,321

TOTAL U.S. TREASURY OBLIGATIONS Cost ($204,672,305)		219,580,154

	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 0.026%	1,279,954	1,279,954

TOTAL INVESTMENTS — (100.0%) (Cost $205,952,259)		$220,860,108

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations.	—	$219,580,154	—	$219,580,154
Temporary Cash Investments	$1,279,954	—	—	1,279,954

TOTAL.	$1,279,954	$219,580,154	—	$220,860,108

See accompanying Notes to Financial Statements.

31

VA GLOBAL MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	1,732,555	$53,709,217
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,419,318	22,609,738
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group Inc.	2,113,950	22,492,426
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	2,292,812	22,469,557
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	570,152	19,248,319
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	418,137	10,963,544
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	903,449	8,989,317
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group Inc.	881,305	8,989,317
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	124,066	3,901,881
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	189,359	2,524,162
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	46,758	2,048,939
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	170,360	827,949

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $128,681,059)		$178,774,366

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $235,099)	235,099	235,099

TOTAL INVESTMENTS — (100.0%) (Cost $128,916,158)		$179,009,465

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$178,774,366	—	—	$178,774,366
Temporary Cash Investments	235,099	—	—	235,099

TOTAL.	$179,009,465	—	—	$179,009,465

See accompanying Notes to Financial Statements.

32

VA EQUITY ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	843,503	$28,476,664
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	727,852	22,832,723
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	948,089	15,103,057
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group Inc.	538,574	12,748,053
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	385,752	10,114,414
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	226,576	7,125,810
Investment in VA International Small Portfolio of DFA Investment Dimensions Group Inc.	319,777	4,665,540
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	262,375	3,497,462
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	43,241	1,894,826
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	156,527	760,719

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $75,697,033)		$107,219,268

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$107,219,268	—	—	$107,219,268

TOTAL	$107,219,268	—	—	$107,219,268

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio*	VA U.S. Large Value Portfolio*	VA International Value Portfolio*	VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $39,569, $585, $23,766 and $20,185 of securities on loan, respectively)	$489,049	$633,543	$384,576	$298,889
Temporary Cash Investments at Value & Cost	1,143	1,375	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,633, $286, $23,294 and $17,849, respectively)	22,634	286	23,297	17,850
Foreign Currencies at Value	—	—	581	1,076
Cash	—	—	252	55
Receivables:
Investment Securities Sold	374	89	—	96
Dividends and Interest	131	667	2,328	1,318
Securities Lending Income	6	—	17	29
Fund Shares Sold	557	781	10	19
Prepaid Expenses and Other Assets	1	1	—	—

Total Assets	513,895	636,742	411,061	319,332

LIABILITIES:
Payables:
Upon Return of Securities Loaned	22,632	286	23,292	17,850
Investment Securities Purchased	629	896	—	15
Fund Shares Redeemed	218	184	655	265
Due to Advisor	138	128	127	123
Accrued Expenses and Other Liabilities	67	86	61	74

Total Liabilities	23,684	1,580	24,135	18,327

NET ASSETS	$490,211	$635,162	$386,926	$301,005

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	20,712,908	20,194,399	29,022,061	20,629,843

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.67	$31.45	$13.33	$14.59

Investment Securities at Cost	$348,487	$406,532	$346,968	$244,450

Foreign Currencies at Cost	$—	$—	$582	$1,081

NET ASSETS CONSIST OF:
Paid-In Capital	$330,344	$421,199	$352,631	$239,991
Total Distributable Earnings (Loss)	159,867	213,963	34,295	61,014

NET ASSETS	$490,211	$635,162	$386,926	$301,005

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA Short- Term Fixed Portfolio*	VA Global Bond Portfolio*	VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $1,325, $15,815 and $0 of securities on loan, respectively)	$353,698	$436,134	$219,580
Temporary Cash Investments at Value & Cost	10,860	—	1,280
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,354, $16,159 and $0, respectively)	1,354	16,159	—
Foreign Currencies at Value	—	3,452	—
Cash	—	7,051	—
Receivables:
Investment Securities Sold	3,002	5,157	—
Dividends and Interest	58	830	471
Securities Lending Income	—	2	—
Fund Shares Sold	108	700	116
Unrealized Gain on Forward Currency Contracts	—	754	—
Unrealized Gain on Foreign Currency Contracts	—	32	—

Total Assets	369,080	470,271	221,447

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,352	16,159	—
Investment Securities Purchased	12,032	6,034	—
Fund Shares Redeemed	89	26	211
Due to Advisor	52	77	18
Unrealized Loss on Forward Currency Contracts	—	3,810	—
Accrued Expenses and Other Liabilities	58	68	46

Total Liabilities	13,583	26,174	275

NET ASSETS	$355,497	$444,097	$221,172

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	34,842,827	41,733,523	19,567,799

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.20	$10.64	$11.30

Investment Securities at Cost	$353,636	$422,666	$204,672

Foreign Currencies at Cost	$—	$3,470	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$355,615	$442,722	$204,567
Total Distributable Earnings (Loss)	(118)	1,375	16,605

NET ASSETS	$355,497	$444,097	$221,172

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA Global Moderate Allocation Portfolio	VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$178,774	$107,219
Temporary Cash Investments at Value & Cost	235	—
Cash	—	1
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	268
Fund Shares Sold	—	1,870

Total Assets	179,009	109,358

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	145	—
Fund Shares Redeemed	70	—
Due to Advisor	7	5
Line of Credit	—	214
Accrued Expenses and Other Liabilities	23	25

Total Liabilities	245	244

NET ASSETS	$178,764	$109,114

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,368,460	7,405,754

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.72	$14.73

Investments in Affiliated Investment Companies at Cost	$128,681	$75,697

NET ASSETS CONSIST OF:
Paid-In Capital	$124,090	$78,037
Total Distributable Earnings (Loss)	54,674	31,077

NET ASSETS	$178,764	$109,114

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio#	VA U.S. Large Value Portfolio#	VA International Value Portfolio#	VA International Small Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4, $0, $616 and $342, respectively)	$3,969	$5,747	$6,217	$2,907
Income from Securities Lending	82	5	46	187

Total Investment Income	4,051	5,752	6,263	3,094

Expenses
Investment Management Fees	745	701	709	693
Accounting & Transfer Agent Fees	13	16	15	14
Custodian Fees	7	4	18	29
Filing Fees	2	4	3	1
Shareholders’ Reports	11	13	11	12
Directors’/Trustees’ Fees & Expenses	4	4	3	1
Professional Fees	3	6	3	3
Other	7	9	7	8

Total Expenses	792	757	769	761

Net Expenses	792	757	769	761

Net Investment Income (Loss)	3,259	4,995	5,494	2,333

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	21,603	431	3,702	7,360
Affiliated Investment Companies Shares Sold	(3)	—	—	—
Futures	13	—	41	(3)
Foreign Currency Transactions	—	—	43	26
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	176,485	185,077	108,214	69,659
Affiliated Investment Companies Shares	(1)	—	(1)	(1)
Translation of Foreign Currency-Denominated Amounts	—	—	6	3

Net Realized and Unrealized Gain (Loss)	198,097	185,508	112,005	77,044

Net Increase (Decrease) in Net Assets Resulting from Operations	$201,356	$190,503	$117,499	$79,377

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	VA Short- Term Fixed Portfolio#	VA Global Bond Portfolio#	VIT Inflation- Protected Securities Portfolio
Investment Income
Interest	$345	$906	$2,171
Income from Securities Lending	—	4	—

Total Investment Income	345	910	2,171

Expenses
Investment Management Fees	307	449	109
Accounting & Transfer Agent Fees	12	14	9
Custodian Fees	4	14	1
Filing Fees	1	2	1
Shareholders’ Reports	11	10	9
Directors’/Trustees’ Fees & Expenses	3	4	1
Professional Fees	3	5	2
Other	4	7	3

Total Expenses	345	505	135

Fees Paid Indirectly (Note C)	—	11	—

Net Expenses	345	494	135

Net Investment Income (Loss)	—	416	2,036

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	19	7,635	277
Foreign Currency Transactions	—	102	—
Forward Currency Contracts	—	(12,333)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6	10,691	2,406
Translation of Foreign Currency-Denominated Amounts	—	(7)	—
Forward Currency Contracts	—	(5,482)	—

Net Realized and Unrealized Gain (Loss)	25	606	2,683

Net Increase (Decrease) in Net Assets Resulting from Operations	$25	$1,022	$4,719

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio*	VA Equity Allocation Portfolio*
Investment Income
Investment Income
Income Distributions Received from Affiliated Investment Companies	$912	$973

Total Investment Income	912	973

Expenses
Investment Management Fees	202	142
Accounting & Transfer Agent Fees	4	4
Filing Fees	1	1
Shareholders’ Reports	7	4
Directors’/Trustees’ Fees & Expenses	1	—
Professional Fees	3	2
Other	—	2

Total Expenses	218	155

Fees Waived, Expenses Reimbursed by Advisor (Note C)	156	104

Net Expenses	62	51

Net Investment Income (Loss)	850	922

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	3	522
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	5,457	1,035
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	25,802	26,950

Net Realized and Unrealized Gain (Loss)	31,262	28,507

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,112	$29,429

*	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,259	$5,115	$4,995	$12,060
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	21,603	(3,253)	431	(16,804)
Affiliated Investment Companies Shares Sold	(3)	(1)	—	—
Futures	13	—	—	(80)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	176,485	(42,292)	185,077	(59,166)
Affiliated Investment Companies Shares	(1)	—	—	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	201,356	(40,431)	190,503	(63,991)

Distributions:
Institutional Class Shares	(5,973)	(14,346)	(11,001)	(18,000)
Capital Share Transactions (1):
Shares Issued	55,817	99,139	82,827	110,491
Shares Issued in Lieu of Cash Distributions	5,910	14,186	10,978	17,966
Shares Redeemed	(84,716)	(81,339)	(94,252)	(143,466)

Net Increase (Decrease) from Capital Share Transactions	(22,989)	31,986	(447)	(15,009)

Total Increase (Decrease) in Net Assets	172,394	(22,791)	179,055	(97,000)
Net Assets
Beginning of Period	317,817	340,608	456,107	553,107

End of Period	$490,211	$317,817	$635,162	$456,107

(1) Shares Issued and Redeemed:
Shares Issued	2,667	7,252	2,952	4,976
Shares Issued in Lieu of Cash Distributions	331	800	423	662
Shares Redeemed	(4,137)	(5,754)	(3,389)	(6,312)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,139)	2,298	(14)	(674)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value		VA International
	Portfolio		Small Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,494	$7,638	$2,333	$4,626
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	3,702	(6,347)	7,360	4,961
Affiliated Investment Companies Shares Sold	—	3	—	—
Futures	41	142	(3)	52
Foreign Currency Transactions	43	(3)	26	(46)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	108,214	(62,012)	69,659	(17,200)
Affiliated Investment Companies Shares	(1)	1	(1)	1
Translation of Foreign Currency-Denominated Amounts	6	22	3	9

Net Increase (Decrease) in Net Assets Resulting from Operations	117,499	(60,556)	79,377	(7,597)

Distributions:
Institutional Class Shares	(7,552)	(11,671)	(9,547)	(9,750)
Capital Share Transactions (1):
Shares Issued	26,068	63,163	22,388	37,967
Shares Issued in Lieu of Cash Distributions	7,529	11,637	9,422	9,621
Shares Redeemed	(38,167)	(48,549)	(30,479)	(44,815)

Net Increase (Decrease) from Capital Share Transactions	(4,570)	26,251	1,331	2,773

Total Increase (Decrease) in Net Assets	105,377	(45,976)	71,161	(14,574)
Net Assets
Beginning of Period	281,549	327,525	229,844	244,418

End of Period	$386,926	$281,549	$301,005	$229,844

(1) Shares Issued and Redeemed:
Shares Issued	2,071	6,366	1,648	3,547
Shares Issued in Lieu of Cash Distributions	649	948	740	775
Shares Redeemed	(3,105)	(4,857)	(2,244)	(4,058)

Net Increase (Decrease) from Shares Issued and Redeemed	(385)	2,457	144	264

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio		VIT Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	—	$2,975	$416	$1,651	$2,036	$2,132
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	$19	52	7,635	(1,284)	277	1,853
Affiliated Investment Companies Shares Sold	—	3	—	—	—	—
Foreign Currency Transactions	—	—	102	(13)	—	—
Forward Currency Contracts	—	—	(12,333)	(11,128)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6	(184)	10,691	8,796	2,406	9,705
Affiliated Investment Companies Shares	—	(1)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(7)	12	—	—
Forward Currency Contracts	—	—	(5,482)	8,218	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	25	2,845	1,022	6,252	4,719	13,690

Distributions:
Institutional Class Shares	(1,996)	(7,178)	(112)	(10,398)	(3,484)	(2,615)
Capital Share Transactions (1):
Shares Issued	51,692	113,261	49,622	72,377	44,774	148,651
Shares Issued in Lieu of Cash Distributions	1,993	7,165	111	10,284	3,484	2,615
Shares Redeemed	(56,088)	(75,693)	(22,915)	(67,855)	(38,608)	(102,786)

Net Increase (Decrease) from Capital Share Transactions	(2,403)	44,733	26,818	14,806	9,650	48,480

Total Increase (Decrease) in Net Assets	(4,374)	40,400	27,728	10,660	10,885	59,555
Net Assets
Beginning of Period	359,871	319,471	416,369	405,709	210,287	150,732

End of Period	$355,497	$359,871	$444,097	$416,369	$221,172	$210,287

(1) Shares Issued and Redeemed:
Shares Issued	5,063	11,040	4,669	6,845	3,972	13,642
Shares Issued in Lieu of Cash Distributions	195	703	10	982	310	255
Shares Redeemed	(5,480)	(7,374)	(2,156)	(6,438)	(3,439)	(9,662)

Net Increase (Decrease) from Shares Issued and Redeemed	(222)	4,369	2,523	1,389	843	4,235

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio		VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$850	$2,748	$922	$1,375
Capital Gain Distributions Received from Affiliated Investment Companies	3	1,246	522	735
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	5,457	251	1,035	(2,085)
Futures	—	—	—	(15)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	25,802	761	26,950	1,122

Net Increase (Decrease) in Net Assets Resulting from Operations	32,112	5,006	29,429	1,132

Distributions:
Institutional Class Shares	(3,584)	(4,249)	(1,702)	(1,816)
Capital Share Transactions (1):
Shares Issued	16,707	22,341	6,538	25,377
Shares Issued in Lieu of Cash Distributions	3,584	4,249	1,702	1,816
Shares Redeemed	(17,033)	(19,207)	(7,936)	(15,255)

Net Increase (Decrease) from Capital Share Transactions	3,258	7,383	304	11,938

Total Increase (Decrease) in Net Assets	31,786	8,140	28,031	11,254
Net Assets
Beginning of Period	146,978	138,838	81,083	69,829

End of Period	$178,764	$146,978	$109,114	$81,083

(1) Shares Issued and Redeemed:
Shares Issued	1,123	1,779	473	2,492
Shares Issued in Lieu of Cash Distributions	250	322	134	157
Shares Redeemed	(1,148)	(1,513)	(586)	(1,454)

Net Increase (Decrease) from Shares Issued and Redeemed	225	588	21	1,195

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio							VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.54		$17.42	$18.75	$20.42	$17.23	$17.94	$22.57		$26.49	$26.00	$26.88	$22.22	$22.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.24	0.24	0.23	0.20	0.21	0.25		0.57	0.58	0.53	0.51	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	9.26		(2.41)	(0.24)	(0.42)	3.86	0.54	9.17		(3.63)	1.08	0.15	4.76	0.43

Total from Investment Operations	9.41		(2.17)	—	(0.19)	4.06	0.75	9.42		(3.06)	1.66	0.68	5.27	0.91

Less Distributions:
Net Investment Income	(0.28)		(0.26)	(0.19)	(0.21)	(0.19)	(0.24)	(0.54)		(0.57)	(0.59)	(0.49)	(0.44)	(0.47)
Net Realized Gains	—		(0.45)	(1.14)	(1.27)	(0.68)	(1.22)	—		(0.29)	(0.58)	(1.07)	(0.17)	(1.05)

Total Distributions	(0.28)		(0.71)	(1.33)	(1.48)	(0.87)	(1.46)	(0.54)		(0.86)	(1.17)	(1.56)	(0.61)	(1.52)

Net Asset Value, End of Period	$23.67		$14.54	$17.42	$18.75	$20.42	$17.23	$31.45		$22.57	$26.49	$26.00	$26.88	$22.22

Total Return	65.32	%(B)	(13.18%)	0.85%	(1.05%)	23.81%	4.87%	42.25	%(B)	(12.12%)	7.08%	2.47%	24.05%	4.52%

Net Assets, End of Period (thousands)	$490,211		$317,817	$340,608	$331,049	$326,805	$247,103	$635,162		$456,107	$553,107	$471,268	$374,564	$270,245
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.38%	0.38%	0.37%	0.37%	0.38%	0.27	%(C)	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.53	%(C)	1.61%	1.42%	1.14%	1.05%	1.25%	1.78	%(C)	2.39%	2.30%	1.97%	2.02%	2.25%
Portfolio Turnover Rate	11	%(B)	23%	19%	24%	28%	33%	9	%(B)	12%	8%	9%	18%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements. 44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio							VA International Small Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.57		$12.15	$12.13	$13.57	$11.08	$11.44	$11.22		$12.09	$12.23	$14.30	$11.65	$11.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.26	0.43	0.41	0.38	0.36	0.11		0.22	0.28	0.29	0.27	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	3.83		(2.41)	(0.03)	(1.48)	2.46	(0.36)	3.73		(0.61)	0.37	(1.65)	2.74	0.34

Total from Investment Operations	4.02		(2.15)	0.40	(1.07)	2.84	—	3.84		(0.39)	0.65	(1.36)	3.01	0.60

Less Distributions:
Net Investment Income	(0.26)		(0.43)	(0.34)	(0.37)	(0.35)	(0.36)	(0.25)		(0.33)	(0.22)	(0.34)	(0.27)	(0.24)
Net Realized Gains	—		—	(0.04)	—	—	—	(0.22)		(0.15)	(0.57)	(0.37)	(0.09)	(0.38)

Total Distributions	(0.26)		(0.43)	(0.38)	(0.37)	(0.35)	(0.36)	(0.47)		(0.48)	(0.79)	(0.71)	(0.36)	(0.62)

Net Asset Value, End of Period	$13.33		$9.57	$12.15	$12.13	$13.57	$11.08	$14.59		$11.22	$12.09	$12.23	$14.30	$11.65

Total Return	42.41	%(B)	(18.49%)	3.61%	(8.12%)	26.32%	0.19%	34.85	%(B)	(3.66%)	6.30%	(9.97%)	26.73%	5.54%

Net Assets, End of Period (thousands)	$386,926		$281,549	$327,525	$279,149	$252,128	$179,768	$301,005		$229,844	$244,418	$218,924	$227,185	$151,209
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.43%	0.44%	0.43%	0.44%	0.46%	0.55	%(C)	0.56%	0.56%	0.55%	0.57%	0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43	%(C)	0.44%	0.45%	0.43%	0.44%	0.46%	0.55	%(C)	0.56%	0.57%	0.55%	0.57%	0.60%
Ratio of Net Investment Income to Average Net Assets	3.10	%(C)	2.52%	3.68%	3.06%	3.11%	3.46%	1.68	%(C)	1.96%	2.40%	2.10%	2.10%	2.29%
Portfolio Turnover Rate	8	%(B)	16%	16%	20%	20%	15%	9	%(B)	19%	17%	19%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements. 45

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio							VA Global Bond Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$10.26		$10.41	$10.28	$10.27	$10.25	$10.23	$10.62		$10.73	$10.71	$10.86	$11.00	$10.93

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.09	0.23	0.17	0.11	0.07	0.01		0.04	0.07	0.11	0.18	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	0.06	(0.06)	(0.02)	(0.01)	0.01		0.12	0.44	(0.06)	(0.08)	0.11

Total from Investment Operations	—		0.09	0.29	0.11	0.09	0.06	0.02		0.16	0.51	0.05	0.10	0.29

Less Distributions:
Net Investment Income	(0.06)		(0.24)	(0.16)	(0.10)	(0.07)	(0.03)	(—)		(0.27)	(0.49)	(0.19)	(0.18)	(0.17)
Net Realized Gains	—		—	—	—	—	(0.01)	—		—	—	(0.01)	(0.06)	(0.05)

Total Distributions	(0.06)		(0.24)	(0.16)	(0.10)	(0.07)	(0.04)	—		(0.27)	(0.49)	(0.20)	(0.24)	(0.22)

Net Asset Value, End of Period.	$10.20		$10.26	$10.41	$10.28	$10.27	$10.25	$10.64		$10.62	$10.73	$10.71	$10.86	$11.00

Total Return	0.01	%(B)	0.84%	2.86%	1.13%	0.89%	0.60%	0.22	%(B)	1.54%	5.00%	0.42%	1.00%	2.68%

Net Assets, End of Period (thousands)	$355,497		$359,871	$319,471	$292,914	$250,072	$192,872	$444,097		$416,369	$405,709	$360,991	$310,320	$268,729
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.21%	0.23%	0.27%	0.27%	0.27%	0.23	%(C)	0.23%	0.24%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.20	%(C)	0.21%	0.23%	0.27%	0.27%	0.27%	0.24	%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	—	(C)	0.91%	2.23%	1.68%	1.05%	0.65%	0.20	%(C)	0.40%	0.70%	1.07%	1.66%	1.63%
Portfolio Turnover Rate	27	%(B)	97%	37%	70%	86%	50%	53	%(B)	49%	45%	67%	67%	47%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements. 46

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VIT Inflation-Protected Securities Portfolio							VA Global Moderate Allocation Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.23		$10.40	$9.73	$10.14	$10.30	$9.77	$13.19		$13.15		$12.49		$12.78		$11.32		$11.12

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.15	0.19	0.28	0.19	0.17	0.08		0.25		0.30		0.20		0.19		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.15		0.85	0.69	(0.44)	(0.22)	0.39	2.77		0.19		0.67		(0.17)		1.53		0.20

Total from Investment Operations	0.25		1.00	0.88	(0.16)	(0.03)	0.56	2.85		0.44		0.97		0.03		1.72		0.37

Less Distributions:
Net Investment Income	(0.12)		(0.17)	(0.21)	(0.25)	(0.12)	(0.03)	(0.15)		(0.30)		(0.27)		(0.22)		(0.18)		(0.15)
Net Realized Gains	(0.06)		—	—	—	(0.01)	—	(0.17)		(0.10)		(0.04)		(0.10)		(0.08)		(0.02)

Total Distributions	(0.18)		(0.17)	(0.21)	(0.25)	(0.13)	(0.03)	(0.32)		(0.40)		(0.31)		(0.32)		(0.26)		(0.17)

Net Asset Value, End of Period	$11.30		$11.23	$10.40	$9.73	$10.14	$10.30	$15.72		$13.19		$13.15		$12.49		$12.78		$11.32

Total Return	2.28	%(B)	9.72%	9.18%	(1.60%)	(0.25%)	5.79%	21.83	%(B)	3.35%		8.07%		0.15%		15.50%		3.44%

Net Assets, End of Period (thousands)	$221,172		$210,287	$150,732	$127,746	$118,637	$93,698	$178,764		$146,978		$138,838		$118,858		$136,348		$116,214
Ratio of Expenses to Average Net Assets *	0.12	%(C)	0.14%	0.15%	0.12%	0.15%	0.18%	0.29	%(C)(D)	0.30	%(D)	0.33	%(D)	0.40	%(D)	0.40	%(D)	0.40	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.12	%(C)	0.14%	0.15%	0.12%	0.12%	0.19%	0.48	%(C)(D)	0.50	%(D)	0.53	%(D)	0.50	%(D)	0.51	%(D)	0.52	%(D)
Ratio of Net Investment Income to Average Net Assets	1.87	%(C)	1.34%	1.88%	2.84%	1.92%	1.72%	1.02	%(C)	1.94%		2.40%		1.57%		1.56%		1.54%
Portfolio Turnover Rate	6	%(B)	48%	43%	31%	25%	21%	N/A		N/A		N/A		N/A		N/A		N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.22	%(C)	0.23%		0.24%		0.24%		0.24%		0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements. 47

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Period Jul 10, 2017 Ʊ to Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period.	$10.98		$11.28		$10.55		$10.72		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.19		0.19		0.18		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	3.86		(0.20)		0.79		(0.20)		0.69

Total from Investment Operations	3.98		(0.01)		0.98		(0.02)		0.72

Less Distributions:
Net Investment Income	(0.20)		(0.21)		(0.19)		(0.15)		—
Net Realized Gains	(0.03)		(0.08)		(0.06)		(—)		—

Total Distributions	(0.23)		(0.29)		(0.25)		(0.15)		—

Net Asset Value, End of Period	$14.73		$10.98		$11.28		$10.55		$10.72

Total Return	36.58	%(B)	(0.25%)		9.60%		(0.19%)		7.20	%(B)

Net Assets, End of Period (thousands)	$109,114		$81,083		$69,829		$43,331		$18,787
Ratio of Expenses to Average Net Assets *	0.34	%(C)(D)	0.39	%(D)	0.40	%(D)	0.40	%(D)	0.32	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.54	%(C)(D)	0.59	%(D)	0.63	%(D)	0.66	%(D)	0.66	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	1.88	%(C)	1.80%		1.80%		1.65%		0.99	%(C)(E)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.24	%(C)	0.25%		0.26%		0.25%		0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements. 48

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the“Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

VA Global Moderate Allocation Portfolio (formerly known as DFA VA Global Moderate Allocation Portfolio) and VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.

As of April 30, 2021, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/2021
VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	2%
	VA U.S. Large Value Portfolio (IDG)	1%
	VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	VA Short-Term Fixed Portfolio (IDG)	3%
	VA Global Bond Portfolio (IDG)	5%
	DFA International Real Estate Securities Portfolio (IDG)	—

VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	VA U.S. Large Value Portfolio (IDG)	1%
	VA U.S. Targeted Value Portfolio (IDG)	2%
	U.S. Large Company Portfolio (DIG)	—
	VA International Value Portfolio (IDG)	1%
	VA International Small Portfolio (IDG)	2%
	DFA International Real Estate Securities Portfolio (IDG)	—

49

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and by VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International

50

Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the “Fixed Income Portfolios”), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Portfolios’ Summary Schedules of Portfolio Holdings/Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

51

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity

52

Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.35%
VA U.S. Large Value Portfolio	0.25%
VA International Value Portfolio	0.40%
VA International Small Portfolio	0.50%
VA Short-Term Fixed Portfolio	0.18%
VA Global Bond Portfolio	0.21	%*
VIT Inflation-Protected Securities Portfolio	0.10%
VA Global Moderate Allocation Portfolio	0.24	%**
VA Equity Allocation Portfolio	0.29	%***

*

The VA Global Bond Portfolio’s investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

**	Effective as of February 28, 2021, the management fee payable by the VA Global Moderate Allocation Portfolio was reduced from 0.25% to 0.23%.
***	Effective as of February 28, 2021, the management fee payable by the VA Equity Allocation Portfolio was reduced from 0.30% to 0.27%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—	—
VA Global Moderate Allocation Portfolio (2)	0.28%	—	—	$156	$772
VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	104	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2020, the Expense Limitation Amount was 0.18%.

(2)

Effective February 28, 2021, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2019, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, effective February 28, 2021, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2021, the Expense Limitation Amount was 0.40%.

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
VA International Small Portfolio	—
VA Global Bond Portfolio	$11
VA Equity Allocation Portfolio	—

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$8
VA U.S. Large Value Portfolio	10
VA International Value Portfolio	7
VA International Small Portfolio	6
VA Short-Term Fixed Portfolio	8
VA Global Bond Portfolio	9
VIT Inflation-Protected Securities Portfolio	3
VA Global Moderate Allocation Portfolio	3
VA Equity Allocation Portfolio	1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$47,479	$72,244
VA U.S. Large Value Portfolio	—	—	51,996	59,314
VA International Value Portfolio	—	—	28,343	36,094
VA International Small Portfolio	—	—	25,366	31,192
VA Short-Term Fixed Portfolio	$12,502	$41,376	19,792	18,413
VA Global Bond Portfolio	110,479	1,500	137,370	198,624
VIT Inflation-Protected Securities Portfolio	20,252	14,016	—	—

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$5,554	$140,450	$123,366	$(3)	$(1)	$22,634	1,956	$8	—

Total	$5,554	$140,450	$123,366	$(3)	$(1)	$22,634	1,956	$8	—

VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$619	$7,643	$7,976	—	—	$286	25	—	—

Total	$619	$7,643	$7,976	—	—	$286	25	—	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
VA International Value Portfolio
The DFA Short Term Investment Fund	$9,853	$82,870	$69,425	—	$(1)	$23,297	2,014	$7	—

Total	$9,853	$82,870	$69,425	—	$(1)	$23,297	2,014	$7	—

VA International Small Portfolio
The DFA Short Term Investment Fund	$12,401	$33,025	$27,575	—	$(1)	$17,850	1,543	$7	—

Total	$12,401	$33,025	$27,575	—	$(1)	$17,850	1,543	$7	—

VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$4,083	$64,508	$67,237	—	—	$1,354	117	$1	—

Total	$4,083	$64,508	$67,237	—	—	$1,354	117	$1	—

VA Global Bond Portfolio
The DFA Short Term Investment Fund	—	$50,039	$33,880	—	—	$16,159	1,397	$1	—

Total	—	$50,039	$33,880	—	—	$16,159	1,397	$1	—

VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$46,993	$886	$9,984	$3,778	$12,036	$53,709	1,733	$329	—
International Core Equity Portfolio	16,170	1,962	788	136	5,130	22,610	1,419	148	—
VA Global Bond Portfolio	18,891	3,993	432	(6)	46	22,492	2,114	5	—
DFA Selectively Hedged Global Fixed Income Portfolio	18,874	3,935	419	(1)	81	22,470	2,294	6	—
U.S. Core Equity 1 Portfolio	16,716	309	3,165	1,311	4,077	19,248	570	123	—
Emerging Markets Core Equity Portfolio	7,835	1,176	320	49	2,224	10,964	418	36	—
DFA Two-Year Global Fixed Income Portfolio	7,549	1,498	21	—	(37)	8,989	903	43	—
VA Short-Term Fixed Portfolio	7,549	1,505	21	—	(44)	8,989	881	45	—
VA U.S. Large Value Portfolio	3,350	80	781	103	1,150	3,902	124	80	—
VA International Value Portfolio	1,564	410	98	7	641	2,524	189	42	—
DFA Real Estate Securities Portfolio	2,101	57	632	80	443	2,049	47	53	$3
DFA International Real Estate Securities Portfolio of	—	773	—	—	55	828	170	—	—

Total	$147,592	$16,584	$16,661	$5,457	$25,802	$178,774	10,862	$910	$3

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$22,936	$297	$2,337	$464	$7,116	$28,476	844	$175	—
U.S. Large Company Portfolio	18,341	1,482	1,649	277	4,382	22,833	728	171	$459
International Core Equity Portfolio	9,837	2,938	934	22	3,240	15,103	948	93	—
VA U.S. Targeted Value Portfolio	10,404	573	4,145	210	5,706	12,748	539	189	—
Emerging Markets Core Equity Portfolio	6,797	1,929	589	11	1,966	10,114	386	32	—
VA U.S. Large Value Portfolio	5,813	291	1,175	58	2,139	7,126	227	138	—
VA International Small Portfolio	3,031	933	260	1	961	4,666	320	68	60
VA International Value Portfolio	2,276	607	301	(27)	942	3,497	262	60	—
DFA Real Estate Securities Portfolio	1,813	170	555	19	448	1,895	43	47	3
DFA International Real Estate Securities Portfolio	—	734	23	—	50	761	155	—	—

Total	$81,248	$9,954	$11,968	$1,035	$26,950	$107,219	4,452	$973	$522

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA U.S. Targeted Value Portfolio
2019	$8,215	$15,461	—	$23,676
2020	6,713	7,633	—	14,346
VA U.S. Large Value Portfolio
2019	10,763	10,592	—	21,355
2020	11,939	6,061	—	18,000
VA International Value Portfolio
2019	8,346	863	—	9,209
2020	11,672	—	—	11,672

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA International Small Portfolio
2019	$4,619	$10,011	—	$14,630
2020	6,752	2,997	—	9,749
VA Short-Term Fixed Portfolio
2019	4,625	—	—	4,625
2020	7,178	—	—	7,178
VA Global Bond Portfolio
2019	16,766	—	—	16,766
2020	10,398	—	—	10,398
VIT Inflation-Protected Securities Portfolio
2019	2,654	—	—	2,654
2020	2,615	—	—	2,615
VA Global Moderate Allocation Portfolio
2019	2,209	755	—	2,964
2020	3,360	889	—	4,249
VA Equity Allocation Portfolio
2019	773	230	—	1,003
2020	1,301	515	—	1,816

As of October 31, 2020, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$4,582	—	$(3,484)	$(36,033)	$(34,935)
VA U.S. Large Value Portfolio	9,233	—	(16,869)	42,107	34,471
VA International Value Portfolio	6,523	—	(11,025)	(71,143)	(75,645)
VA International Small Portfolio	5,908	$3,126	—	(17,848)	(8,814)
VA Short-Term Fixed Portfolio	1,981	—	(178)	56	1,859
VA Global Bond Portfolio	—	—	(2,369)	2,844	475
VIT Inflation-Protected Securities Portfolio	1,905	1,009	—	12,457	15,371
VA Global Moderate Allocation Portfolio	1,087	1,861	—	23,200	26,148
VA Equity Allocation Portfolio	695	224	—	2,431	3,350

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after

58

October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
VA U.S. Targeted Value Portfolio	$3,484	$3,484
VA U.S. Large Value Portfolio	16,869	16,869
VA International Value Portfolio	11,025	11,025
VA International Small Portfolio	—	—
VA Short-Term Fixed Portfolio	178	178
VA Global Bond Portfolio	2,369	2,369
VIT Inflation-Protected Securities Portfolio	—	—
VA Global Moderate Allocation Portfolio	—	—
VA Equity Allocation Portfolio	—	—

During the year ended October 31, 2020, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA Short-Term Fixed Portfolio	$54
VA Global Bond Portfolio	900
VIT Inflation-Protected Securities Portfolio	636

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$372,374	$165,542	$(24,980)	$140,562
VA U.S. Large Value Portfolio	408,020	242,186	(15,176)	227,010
VA International Value Portfolio	370,825	65,385	(27,774)	37,611
VA International Small Portfolio	264,936	87,382	(32,943)	54,439
VA Short-Term Fixed Portfolio	365,850	70	(7)	63
VA Global Bond Portfolio	440,253	14,472	(3,985)	10,487
VIT Inflation-Protected Securities Portfolio	205,998	14,972	(65)	14,907
VA Global Moderate Allocation Portfolio	130,007	50,102	(8)	50,094
VA Equity Allocation Portfolio	77,838	31,522	—	31,522

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts: The VA Global Bond Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by

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the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
VA International Small Portfolio	$—	$80
VA Global Bond Portfolio	449,504	—

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the VA Global Bond Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)
VA Global Bond Portfolio	$754	$754

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (2)
VA Global Bond Portfolio	$(3,810)	$(3,810)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
VA U.S. Targeted Value Portfolio	$13	—	$13	*
VA International Value Portfolio	41	—	41	*

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	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
VA International Small Portfolio	$(3)	—		$(3)*
VA Global Bond Portfolio	(12,333)	$(12,333)	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
VA Global Bond Portfolio	$(5,482)	$(5,482)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the VA Global Bond Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2021 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
VA Global Bond Portfolio
Bank of America Corp.	$36	$36	$(36)	—	—	$1,326	$1,326	$(36)	—	$1,290
Citibank, N.A.	136	136	(94)	—	$42	94	94	(94)	—	—
Royal Bank of Scotland	—	—	—	—	—	754	754	—	—	754
HSBC Bank	—	—	—	—	—	447	447	—	—	447
State Street Bank and Trust	522	522	(522)	—	—	1,189	1,189	(522)	—	667
ANZ Securities	31	31	—	—	31	—	—	—	—	—
Mellon Bank	29	29	—	—	29	—	—	—	—	—

Total	$754	$754	$(652)	—	$102	$3,810	$3,810	$(652)	—	$3,158

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
VA U.S. Targeted Value Portfolio	0.83%	$1,187	43	$1	$8,311	—
VA U.S. Large Value Portfolio	0.83%	2,228	38	2	12,031	—
VA International Value Portfolio	0.83%	492	38	—	4,657	—
VA International Small Portfolio	0.84%	600	30	—	5,562	—
VA Global Moderate Allocation Portfolio	0.83%	385	26	—	835	—
VA Equity Allocation Portfolio	0.83%	220	40	—	1,128	$214

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
VA U.S. Targeted Value Portfolio	$20,760	$5,183	$1,006
VA U.S. Large Value Portfolio	5,816	7,017	(106)
VA International Value Portfolio	2,581	2,452	(184)
VA International Small Portfolio	2,907	3,269	1,099

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J. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
VA U.S. Targeted Value Portfolio	$18,498
VA U.S. Large Value Portfolio	318
VA International Value Portfolio	2,588
VA International Small Portfolio	3,825

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021:

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
VA U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	$22,632	—	—	—	$22,632
VA U.S. Large Value Portfolio
Common Stocks	286	—	—	—	286
VA International Value Portfolio
Common Stocks, Preferred Stocks	23,292	—	—	—	23,292
VA International Small Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	17,850	—	—	—	17,850
VA Short-Term Fixed Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	1,352	—	—	—	1,352
VA Global Bond Portfolio
Bonds	16,159	—	—	—	16,159

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

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On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

N. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	5	65%
VA U.S. Large Value Portfolio	6	75%
VA International Value Portfolio	5	77%
VA International Small Portfolio	5	69%
VA Short-Term Fixed Portfolio	5	84%
VA Global Bond Portfolio	7	87%
VIT Inflation-Protected Securities Portfolio	3	86%
VA Global Moderate Allocation Portfolio	5	85%
VA Equity Allocation Portfolio	3	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

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On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to the VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Committee Action. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of the VA U.S. Large Value Portfolio at this time.

The VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U. S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U. S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by the VA U.S. Large Value Portfolio.

O. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.

As described in a April 9, 2021 Supplement to the VA U.S. Targeted Value, VA U.S. Large Value, VA International Value, VA International Small and VA Short-Term Fixed Portfolios’ Prospectuses, effective May 3, 2021, the Advisor reduced its investment management fees for the Portfolios. Please refer to such Portfolios’ Prospectuses for additional information regarding fees and expenses of the Portfolios.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

70

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

71

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. With respect to the VA Short-Term Fixed Portfolio, the Board also considered the proposed reduction of the management fee for the Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

72

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

73

DFA043021-004S 00262274

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial
Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2021
EXPENSE TABLES
	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,243.50	0.19%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

U.S. Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,424.20	0.37%	$2.22
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86

2

DISCLOSURE OF FUND EXPENSES CONTINUED
	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,240.20	0.30%	$1.67
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

International Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,293.40	0.55%	$3.13
Hypothetical 5% Annual Return	$1,000.00	$1,022.07	0.55%	$2.76

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Large Cap Growth Portfolio
Communication Services	0.6%
Consumer Discretionary	20.6%
Consumer Staples	11.6%
Financials	3.3%
Health Care	12.6%
Industrials	14.8%
Information Technology	34.9%
Materials	1.6%

100.0%

U.S. Small Cap Growth Portfolio
Communication Services	2.7%
Consumer Discretionary	19.5%
Consumer Staples	5.5%
Energy	0.8%
Financials	6.1%
Health Care	11.9%
Industrials	24.4%
Information Technology	21.0%
Materials	7.1%
Real Estate	0.6%
Utilities	0.4%

100.0%

International Large Cap Growth Portfolio
Communication Services	9.0%
Consumer Discretionary	15.0%
Consumer Staples	12.3%
Energy	0.8%
Financials	4.5%
Health Care	13.0%
Industrials	21.8%
Information Technology	12.9%
Materials	8.5%
Real Estate	0.5%
Utilities	1.7%

100.0%

International Small Cap Growth Portfolio
Communication Services	5.7%
Consumer Discretionary	14.3%
Consumer Staples	7.3%
Energy	1.3%
Financials	7.3%
Health Care	8.3%
Industrials	25.1%
Information Technology	17.3%
Materials	9.1%
Real Estate	1.9%
Utilities	2.4%

100.0%

4

U.S. LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (0.6%)
Other Securities		$17,485,327	0.6%

CONSUMER DISCRETIONARY — (20.3%)
* Amazon.com, Inc.	44,962	155,902,138	5.6%
Best Buy Co., Inc.	160,432	18,653,429	0.7%
* Booking Holdings, Inc.	8,809	21,723,699	0.8%
Home Depot, Inc. (The)	322,959	104,532,139	3.8%
Lowe’s Cos., Inc.	212,743	41,750,814	1.5%
NIKE, Inc., Class B	210,730	27,947,012	1.0%
Starbucks Corp.	343,683	39,348,267	1.4%
Target Corp.	117,211	24,293,152	0.9%
Other Securities		134,095,806	4.7%

TOTAL CONSUMER DISCRETIONARY		568,246,456	20.4%

CONSUMER STAPLES — (11.4%)
Altria Group, Inc.	791,782	37,807,591	1.4%
Coca-Cola Co. (The)	979,791	52,889,118	1.9%
Costco Wholesale Corp.	91,101	33,897,771	1.2%
PepsiCo, Inc.	364,909	52,605,281	1.9%
Procter & Gamble Co. (The)	420,803	56,143,536	2.0%
Other Securities		86,913,979	3.1%

TOTAL CONSUMER STAPLES		320,257,276	11.5%

FINANCIALS — (3.3%)
Aon P.L.C., Class A	60,490	15,209,606	0.5%
MSCI, Inc.	40,997	19,915,113	0.7%
S&P Global, Inc.	69,555	27,153,576	1.0%
Other Securities		29,065,639	1.1%

TOTAL FINANCIALS		91,343,934	3.3%

HEALTH CARE — (12.4%)
AbbVie, Inc.	570,282	63,586,443	2.3%
Amgen, Inc.	232,191	55,642,251	2.0%
Eli Lilly and Co.	274,899	50,243,290	1.8%
* IDEXX Laboratories, Inc.	51,281	28,152,756	1.0%
Johnson & Johnson	356,239	57,970,773	2.1%
Merck & Co., Inc.	419,958	31,286,871	1.1%
* Mettler-Toledo International, Inc.	14,091	18,505,992	0.7%
Zoetis, Inc.	98,882	17,109,553	0.6%
Other Securities		24,648,156	0.9%

TOTAL HEALTH CARE		347,146,085	12.5%

INDUSTRIALS — (14.6%)
3M Co.	177,074	34,908,368	1.3%
* Boeing Co. (The)	82,836	19,409,303	0.7%
Caterpillar, Inc.	66,720	15,219,499	0.5%
Deere & Co.	42,193	15,647,274	0.6%
Honeywell International, Inc.	119,434	26,638,559	1.0%
Illinois Tool Works, Inc.	86,871	20,020,291	0.7%

5

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Lockheed Martin Corp.	78,508	$29,877,005	1.1%
Union Pacific Corp.	221,561	49,206,483	1.8%
United Parcel Service, Inc., Class B	207,151	42,229,803	1.5%
Waste Management, Inc.	122,177	16,856,761	0.6%
Other Securities		137,292,798	4.8%

TOTAL INDUSTRIALS		407,306,144	14.6%

INFORMATION TECHNOLOGY — (34.3%)
Accenture P.L.C., Class A	157,184	45,578,644	1.6%
Apple, Inc.	1,043,253	137,146,039	4.9%
Applied Materials, Inc.	220,549	29,269,058	1.1%
Automatic Data Processing, Inc.	103,500	19,353,465	0.7%
Broadcom, Inc.	54,888	25,039,906	0.9%
CDW Corp.	96,150	17,146,430	0.6%
Intuit, Inc.	46,353	19,104,852	0.7%
KLA Corp.	77,251	24,361,103	0.9%
Lam Research Corp.	35,132	21,797,649	0.8%
Mastercard, Inc., Class A	294,191	112,398,613	4.1%
Microsoft Corp.	606,824	153,028,876	5.5%
Oracle Corp.	745,382	56,492,502	2.0%
QUALCOMM, Inc.	345,646	47,975,665	1.7%
Texas Instruments, Inc.	219,601	39,640,177	1.4%
# Visa, Inc., Class A	390,424	91,187,429	3.3%
Other Securities		120,302,364	4.3%

TOTAL INFORMATION TECHNOLOGY		959,822,772	34.5%

MATERIALS — (1.6%)
Other Securities		43,362,480	1.6%

TOTAL COMMON STOCKS (Cost $1,346,217,312)		2,754,970,474	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	24,490,872	24,490,872	0.9%

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	1,571,706	18,184,641	0.6%

TOTAL INVESTMENTS—(100.0%) (Cost $1,388,892,825)		$2,797,645,987	100.5%

As of April 30, 2021, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	95	06/18/21	$18,633,035	$19,828,400	$1,195,365

Total Futures Contracts			$18,633,035	$19,828,400	$1,195,365

6

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,485,327	—	—	$17,485,327
Consumer Discretionary	568,246,456	—	—	568,246,456
Consumer Staples	320,257,276	—	—	320,257,276
Financials	91,343,934	—	—	91,343,934
Health Care	347,146,085	—	—	347,146,085
Industrials	407,306,144	—	—	407,306,144
Information Technology	959,822,772	—	—	959,822,772
Materials	43,362,480	—	—	43,362,480
Temporary Cash Investments	24,490,872	—	—	24,490,872
Securities Lending Collateral	—	$18,184,641	—	18,184,641
Futures Contracts**	1,195,365	—	—	1,195,365

TOTAL	$2,780,656,711	$18,184,641	—	$2,798,841,352

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

7

U.S. SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.6%)
* TripAdvisor, Inc.	91,430	$4,309,096	0.5%
Other Securities		21,590,467	2.2%

TOTAL COMMUNICATION SERVICES		25,899,563	2.7%

CONSUMER DISCRETIONARY — (18.5%)
* Asbury Automotive Group, Inc.	20,182	4,008,347	0.4%
Carter’s, Inc.	40,436	4,399,032	0.5%
* Crocs, Inc.	72,096	7,218,252	0.8%
* Fox Factory Holding Corp.	34,239	5,246,442	0.6%
# Hanesbrands, Inc.	206,495	4,348,785	0.5%
Installed Building Products, Inc.	34,225	4,608,396	0.5%
#* Mattel, Inc.	273,861	5,877,057	0.6%
Murphy USA, Inc.	31,431	4,381,481	0.5%
* SeaWorld Entertainment, Inc.	98,170	5,375,789	0.6%
Tempur Sealy International, Inc.	169,316	6,457,712	0.7%
Texas Roadhouse, Inc.	52,928	5,664,355	0.6%
* TopBuild Corp.	20,118	4,473,841	0.5%
Wendy’s Co. (The)	176,830	3,991,053	0.4%
Other Securities		117,348,939	12.2%

TOTAL CONSUMER DISCRETIONARY		183,399,481	19.4%

CONSUMER STAPLES — (5.2%)
Lancaster Colony Corp.	21,509	3,972,927	0.4%
Other Securities		47,973,413	5.1%

TOTAL CONSUMER STAPLES		51,946,340	5.5%

ENERGY — (0.8%)
Other Securities		7,952,025	0.8%

FINANCIALS — (5.8%)
Evercore, Inc., Class A	34,329	4,810,523	0.5%
First Financial Bankshares, Inc.	87,114	4,275,555	0.5%
Lazard, Ltd., Class A	87,934	3,956,151	0.4%
Primerica, Inc.	24,329	3,887,044	0.4%
RLI Corp.	37,498	4,179,527	0.5%
Other Securities		36,068,187	3.8%

TOTAL FINANCIALS		57,176,987	6.1%

HEALTH CARE — (11.3%)
* Medpace Holdings, Inc.	35,379	6,003,109	0.6%
* Omnicell, Inc.	38,941	5,647,224	0.6%
* Select Medical Holdings Corp.	121,651	4,588,676	0.5%
Other Securities		95,764,625	10.2%

TOTAL HEALTH CARE		112,003,634	11.9%

INDUSTRIALS — (23.1%)
Armstrong World Industries, Inc.	42,625	4,418,081	0.5%
* Atkore, Inc.	57,427	4,495,386	0.5%

8

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
* Avis Budget Group, Inc.	47,666	$4,271,350	0.5%
CoreLogic, Inc.	49,921	3,978,704	0.4%
Exponent, Inc.	49,829	4,800,028	0.5%
John Bean Technologies Corp.	27,143	3,946,049	0.4%
Landstar System, Inc.	30,625	5,276,075	0.6%
# MSA Safety, Inc.	30,855	4,960,250	0.5%
* Saia, Inc.	22,005	5,160,172	0.5%
Simpson Manufacturing Co., Inc.	38,377	4,325,088	0.5%
#* SiteOne Landscape Supply, Inc.	28,478	5,108,384	0.5%
Tetra Tech, Inc.	52,146	6,655,394	0.7%
* TriNet Group, Inc.	57,613	4,534,719	0.5%
Other Securities		167,789,266	17.7%

TOTAL INDUSTRIALS		229,718,946	24.3%

INFORMATION TECHNOLOGY — (19.9%)
Advanced Energy Industries, Inc.	36,197	3,992,891	0.4%
Brooks Automation, Inc.	55,033	5,576,494	0.6%
* Coherent, Inc.	17,077	4,439,849	0.5%
* Digital Turbine, Inc.	66,497	5,015,869	0.5%
#* j2 Global, Inc.	38,959	4,714,039	0.5%
* Lattice Semiconductor Corp.	146,912	7,391,143	0.8%
#* MicroStrategy, Inc., Class A	6,360	4,179,538	0.4%
#* NCR Corp.	116,881	5,347,306	0.6%
* Novanta, Inc.	34,180	4,501,848	0.5%
Power Integrations, Inc.	50,898	4,214,863	0.5%
#* Synaptics, Inc.	32,101	4,489,967	0.5%
* Teradata Corp.	98,861	4,890,654	0.5%
TTEC Holdings, Inc.	42,090	4,281,816	0.5%
Other Securities		134,793,761	14.2%

TOTAL INFORMATION TECHNOLOGY		197,830,038	21.0%

MATERIALS — (6.7%)
Louisiana-Pacific Corp.	83,313	5,488,660	0.6%
Other Securities		61,046,743	6.5%

TOTAL MATERIALS		66,535,403	7.1%

REAL ESTATE — (0.6%)
Other Securities		6,194,187	0.7%

UTILITIES — (0.3%)
Other Securities		3,419,490	0.4%

TOTAL COMMON STOCKS		942,076,094	99.9%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		65,806	0.0%

TOTAL PREFERRED STOCKS		65,806	0.0%

TOTAL INVESTMENT SECURITIES (Cost $580,413,979)		942,141,900

9

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	1,374,849	$1,374,849	0.1%

SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	4,315,772	49,933,480	5.3%

TOTAL INVESTMENTS — (100.0%) (Cost $631,718,866)		$993,450,229	105.3%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,899,563	—	—	$25,899,563
Consumer Discretionary	183,399,481	—	—	183,399,481
Consumer Staples	51,946,340	—	—	51,946,340
Energy	7,952,025	—	—	7,952,025
Financials	57,176,987	—	—	57,176,987
Health Care	111,999,578	$4,056	—	112,003,634
Industrials	229,718,946	—	—	229,718,946
Information Technology	197,830,038	—	—	197,830,038
Materials	66,535,403	—	—	66,535,403
Real Estate	6,194,187	—	—	6,194,187
Utilities	3,419,490	—	—	3,419,490
Preferred Stocks
Communication Services	65,806	—	—	65,806
Temporary Cash Investments	1,374,849	—	—	1,374,849
Securities Lending Collateral	—	49,933,480	—	49,933,480

TOTAL	$943,512,693	$49,937,536	—	$993,450,229

See accompanying Notes to Financial Statements.

10

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.3%)
AUSTRALIA — (5.7%)
BHP Group, Ltd.	165,660	$6,029,342	0.9%
# BHP Group, Ltd., Sponsored ADR	15,734	1,144,806	0.2%
CSL, Ltd.	33,058	6,905,631	1.1%
Other Securities		24,907,434	3.9%

TOTAL AUSTRALIA		38,987,213	6.1%

AUSTRIA — (0.1%)
Other Securities		769,669	0.1%

BELGIUM — (0.8%)
Other Securities		5,742,258	0.9%

CANADA — (8.1%)
Canadian National Railway Co.	41,022	4,416,018	0.7%
Constellation Software, Inc.	3,145	4,615,677	0.7%
Other Securities		46,435,695	7.2%

TOTAL CANADA		55,467,390	8.6%

DENMARK — (1.8%)
Novo Nordisk A.S., Class B	146,610	10,815,045	1.7%
Other Security		1,551,877	0.2%

TOTAL DENMARK		12,366,922	1.9%

FINLAND — (1.1%)
Other Securities		7,215,849	1.1%

FRANCE — (10.3%)
Air Liquide SA	31,945	5,379,611	0.8%
* Airbus SE	60,661	7,295,070	1.1%
Hermes International	2,935	3,683,747	0.6%
# Kering SA	6,880	5,513,023	0.9%
Legrand SA	35,691	3,474,157	0.5%
LVMH Moet Hennessy Louis Vuitton SE	22,088	16,639,998	2.6%
Teleperformance	9,381	3,622,419	0.6%
Other Securities		24,401,843	3.8%

TOTAL FRANCE		70,009,868	10.9%

GERMANY — (7.0%)
* Adidas AG	13,494	4,167,768	0.6%
Deutsche Boerse AG	19,530	3,365,513	0.5%
Deutsche Post AG	103,523	6,097,210	1.0%
Deutsche Telekom AG	365,565	7,035,311	1.1%
Infineon Technologies AG	85,442	3,426,270	0.5%
SAP SE	29,366	4,111,846	0.6%
Other Securities		19,228,871	3.1%

TOTAL GERMANY		47,432,789	7.4%

11

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.4%)
AIA Group, Ltd.	341,800	$4,338,321	0.7%
Hong Kong Exchanges & Clearing, Ltd.	89,890	5,421,358	0.8%
Techtronic Industries Co., Ltd.	215,500	3,910,196	0.6%
Other Securities		2,966,310	0.5%

TOTAL HONG KONG		16,636,185	2.6%

IRELAND — (0.5%)
Other Securities		3,491,462	0.5%

ISRAEL — (0.3%)
Other Securities		1,800,778	0.3%

ITALY — (1.6%)
Other Securities		10,702,768	1.7%

JAPAN — (21.7%)
Daikin Industries, Ltd.	21,100	4,256,179	0.7%
Fast Retailing Co., Ltd.	5,000	4,102,158	0.6%
Fujitsu, Ltd.	20,500	3,256,589	0.5%
KDDI Corp.	199,200	6,021,704	0.9%
Nintendo Co., Ltd.	6,800	3,900,839	0.6%
Recruit Holdings Co., Ltd.	84,200	3,796,366	0.6%
SoftBank Group Corp.	130,580	11,766,643	1.8%
Sony Group Corp.	110,200	11,017,675	1.7%
Tokyo Electron, Ltd.	13,700	6,222,371	1.0%
Other Securities		93,087,965	14.6%

TOTAL JAPAN		147,428,489	23.0%

NETHERLANDS — (3.3%)
ASML Holding NV N07059210	19,906	12,901,079	2.0%
Wolters Kluwer NV	58,502	5,291,564	0.8%
Other Securities		4,434,872	0.7%

TOTAL NETHERLANDS		22,627,515	3.5%

NEW ZEALAND — (0.2%)
Other Securities		1,454,771	0.2%

NORWAY — (0.7%)
Other Securities		4,537,897	0.7%

PORTUGAL — (0.0%)
Other Securities		309,613	0.1%

SINGAPORE — (0.7%)
Other Securities		4,769,526	0.7%

SPAIN — (1.7%)
Other Securities		11,836,388	1.9%

SWEDEN — (3.5%)
Atlas Copco AB, Class A	63,342	3,841,062	0.6%
# Evolution Gaming Group AB	16,947	3,345,483	0.5%

12

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (Continued)
Other Securities		$16,555,110	2.6%

TOTAL SWEDEN		23,741,655	3.7%

SWITZERLAND — (8.2%)
Geberit AG	5,082	3,343,997	0.5%
# Kuehne + Nagel International AG	13,649	4,080,981	0.6%
Nestle SA	80,928	9,657,194	1.5%
Partners Group Holding AG	2,289	3,260,605	0.5%
Roche Holding AG 711038901	54,937	17,918,009	2.8%
SGS SA	1,431	4,234,188	0.7%
Sika AG	30,158	9,007,065	1.4%
Other Securities		3,969,823	0.6%

TOTAL SWITZERLAND		55,471,862	8.6%

UNITED KINGDOM — (13.6%)
Ashtead Group P.L.C.	101,910	6,547,811	1.0%
AstraZeneca P.L.C.	15,702	1,671,382	0.3%
# AstraZeneca P.L.C., Sponsored ADR	107,948	5,728,800	0.9%
Diageo P.L.C., Sponsored ADR	25,948	4,653,774	0.7%
Experian P.L.C.	123,602	4,765,047	0.7%
# GlaxoSmithKline P.L.C., Sponsored ADR	190,460	7,111,776	1.1%
Imperial Brands P.L.C.	190,420	3,969,022	0.6%
# Rio Tinto P.L.C., Sponsored ADR	43,071	3,663,619	0.6%
SSE P.L.C.	182,296	3,695,782	0.6%
Unilever P.L.C., Sponsored ADR	192,059	11,277,705	1.8%
Other Securities		39,163,023	6.1%

TOTAL UNITED KINGDOM		92,247,741	14.4%

TOTAL COMMON STOCKS		635,048,608	98.9%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		2,426,182	0.4%

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
Other Security		33,079	0.0%

TOTAL INVESTMENT SECURITIES (Cost $437,919,000)		637,507,869

		Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§ The DFA Short Term Investment Fund	3,736,092	43,226,590	6.8%

TOTAL INVESTMENTS — (100.0%) (Cost $481,142,241)		$680,734,459	106.1%

13

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,144,806	$37,842,407	—	$38,987,213
Austria	—	769,669	—	769,669
Belgium	127,373	5,614,885	—	5,742,258
Canada	55,467,390	—	—	55,467,390
Denmark	—	12,366,922	—	12,366,922
Finland	—	7,215,849	—	7,215,849
France	205,319	69,804,549	—	70,009,868
Germany	724,469	46,708,320	—	47,432,789
Hong Kong	—	16,636,185	—	16,636,185
Ireland	—	3,491,462	—	3,491,462
Israel	820,767	980,011	—	1,800,778
Italy	1,625,392	9,077,376	—	10,702,768
Japan	790,275	146,638,214	—	147,428,489
Netherlands	12,901,079	9,726,436	—	22,627,515
New Zealand	—	1,454,771	—	1,454,771
Norway	—	4,537,897	—	4,537,897
Portugal	—	309,613	—	309,613
Singapore	—	4,769,526	—	4,769,526
Spain	—	11,836,388	—	11,836,388
Sweden	—	23,741,655	—	23,741,655
Switzerland	320,111	55,151,751	—	55,471,862
United Kingdom	34,023,297	58,224,444	—	92,247,741
Preferred Stocks
Germany	—	2,426,182	—	2,426,182
Rights/Warrants
France	—	33,079	—	33,079
Securities Lending Collateral	—	43,226,590	—	43,226,590

TOTAL	$108,150,278	$572,584,181	—	$680,734,459

See accompanying Notes to Financial Statements.

14

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (7.0%)
#* Lynas Rare Earths, Ltd.	222,695	$937,788	0.4%
Other Securities		18,076,668	6.9%

TOTAL AUSTRALIA		19,014,456	7.3%

AUSTRIA — (1.3%)
ANDRITZ AG	20,951	1,138,501	0.4%
Wienerberger AG	23,545	923,062	0.4%
Other Securities		1,384,550	0.5%

TOTAL AUSTRIA		3,446,113	1.3%

BELGIUM — (1.2%)
Other Securities		3,130,412	1.2%

CANADA — (12.0%)
CI Financial Corp.	51,572	829,079	0.3%
Colliers International Group, Inc. 194693158	8,919	965,369	0.4%
Gildan Activewear, Inc.	24,198	839,429	0.3%
# Parkland Corp.	30,653	984,567	0.4%
# Premium Brands Holdings Corp.	8,550	831,732	0.3%
Stantec, Inc.	24,160	1,131,195	0.4%
TFI International, Inc.	19,753	1,730,788	0.7%
Toromont Industries, Ltd.	17,443	1,390,729	0.5%
West Fraser Timber Co., Ltd.	11,792	910,473	0.4%
Other Securities		22,969,685	8.8%

TOTAL CANADA		32,583,046	12.5%

CHINA — (0.0%)
Other Security		24,410	0.0%

DENMARK — (2.3%)
Pandora A.S.	17,581	1,991,028	0.8%
Royal Unibrew A.S.	12,828	1,566,951	0.6%
SimCorp A.S.	9,777	1,292,709	0.5%
Other Securities		1,436,951	0.5%

TOTAL DENMARK		6,287,639	2.4%

FINLAND — (2.2%)
Orion Oyj, Class B	26,317	1,164,931	0.5%
# Valmet Oyj	30,958	1,293,032	0.5%
Other Securities		3,410,460	1.3%

TOTAL FINLAND		5,868,423	2.3%

FRANCE — (4.1%)
# Euronext NV	12,332	1,240,388	0.5%
* SOITEC	5,735	1,158,099	0.5%
Valeo SA	25,805	836,236	0.3%

15

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$7,969,773	3.0%

TOTAL FRANCE		11,204,496	4.3%

GERMANY — (6.7%)
Bechtle AG	6,135	1,249,254	0.5%
* Evotec SE	28,193	1,172,733	0.5%
GEA Group AG	18,828	826,821	0.3%
* ProSiebenSat.1 Media SE	47,909	1,040,517	0.4%
Other Securities		13,842,462	5.3%

TOTAL GERMANY		18,131,787	7.0%

HONG KONG — (2.3%)
SITC International Holdings Co., Ltd.	272,000	1,036,434	0.4%
Other Securities		5,187,860	2.0%

TOTAL HONG KONG		6,224,294	2.4%

IRELAND — (0.4%)
Other Securities		997,598	0.4%

ISRAEL — (1.3%)
Other Securities		3,399,269	1.3%

ITALY — (3.4%)
#* Amplifon SpA	26,956	1,137,684	0.4%
Prysmian SpA	36,484	1,141,459	0.4%
Other Securities		6,946,429	2.8%

TOTAL ITALY		9,225,572	3.6%

JAPAN — (18.8%)
Other Securities		50,789,885	19.6%

NETHERLANDS — (2.6%)
BE Semiconductor Industries NV	19,227	1,552,873	0.6%
IMCD NV	13,115	1,904,944	0.7%
Other Securities		3,625,285	1.4%

TOTAL NETHERLANDS		7,083,102	2.7%

NEW ZEALAND — (0.5%)
Other Securities		1,463,711	0.6%

NORWAY — (1.5%)
Other Securities		3,936,609	1.5%

PORTUGAL — (0.2%)
Other Securities		510,474	0.2%

SINGAPORE — (0.8%)
Other Securities		2,091,642	0.8%

SPAIN — (1.7%)
Other Securities		4,724,325	1.8%

16

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (4.3%)
AddTech AB, Class B	56,285	$981,227	0.4%
Avanza Bank Holding AB	32,420	1,163,723	0.4%
* Kindred Group P.L.C.	59,946	1,031,744	0.4%
Other Securities		8,458,526	3.3%

TOTAL SWEDEN		11,635,220	4.5%

SWITZERLAND — (6.0%)
Belimo Holding AG	2,560	1,021,634	0.4%
Georg Fischer AG	663	929,641	0.4%
Siegfried Holding AG	1,058	973,006	0.4%
SIG Combibloc Group AG	59,494	1,458,263	0.6%
VAT Group AG	7,219	2,061,487	0.8%
Other Securities		9,817,411	3.7%

TOTAL SWITZERLAND		16,261,442	6.3%

UNITED KINGDOM — (14.1%)
Diploma P.L.C.	28,361	1,122,788	0.4%
Electrocomponents P.L.C.	106,260	1,563,959	0.6%
Fevertree Drinks P.L.C.	28,394	984,159	0.4%
Games Workshop Group P.L.C.	8,021	1,201,852	0.5%
* Greggs P.L.C.	26,972	880,073	0.3%
* Howden Joinery Group P.L.C.	112,739	1,259,463	0.5%
IG Group Holdings P.L.C.	72,607	918,547	0.4%
IMI P.L.C.	68,083	1,496,096	0.6%
* ITV P.L.C.	515,803	862,094	0.3%
* IWG P.L.C.	173,243	877,156	0.3%
Rotork P.L.C.	217,282	1,032,741	0.4%
Tate & Lyle P.L.C.	77,491	857,249	0.3%
Other Securities		25,105,255	9.7%

TOTAL UNITED KINGDOM		38,161,432	14.7%

UNITED STATES — (0.0%)
Other Security		98,414	0.0%

TOTAL COMMON STOCKS		256,293,771	98.7%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Fuchs Petrolub SE	17,156	913,547	0.4%
Other Securities		662,393	0.2%

TOTAL GERMANY		1,575,940	0.6%

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
Other Security		144,555	0.0%

TOTAL INVESTMENT SECURITIES (Cost $172,432,941)		258,014,266

17

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	1,091,526	$12,628,960	4.9%

TOTAL INVESTMENTS — (100.0%) (Cost $185,060,996)		$270,643,226	104.2%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$19,014,456	—	$19,014,456
Austria	—	3,446,113	—	3,446,113
Belgium	—	3,130,412	—	3,130,412
Canada	$32,583,046	—	—	32,583,046
China	—	24,410	—	24,410
Denmark	—	6,287,639	—	6,287,639
Finland	—	5,868,423	—	5,868,423
France	—	11,204,496	—	11,204,496
Germany	—	18,131,787	—	18,131,787
Hong Kong	43,240	6,181,054	—	6,224,294
Ireland	—	997,598	—	997,598
Israel	35,025	3,364,244	—	3,399,269
Italy	—	9,225,572	—	9,225,572
Japan	90,214	50,699,671	—	50,789,885
Netherlands	—	7,083,102	—	7,083,102
New Zealand	—	1,463,711	—	1,463,711
Norway	—	3,936,609	—	3,936,609
Portugal	—	510,474	—	510,474
Singapore	—	2,091,642	—	2,091,642
Spain	—	4,724,325	—	4,724,325
Sweden	170,480	11,464,740	—	11,635,220
Switzerland	307,965	15,953,477	—	16,261,442
United Kingdom	211,646	37,949,786	—	38,161,432
United States	—	98,414	—	98,414
Preferred Stocks
Germany	—	1,575,940	—	1,575,940
Rights/Warrants
France	—	144,555	—	144,555
Securities Lending Collateral	—	12,628,960	—	12,628,960

TOTAL	$33,441,616	$237,201,610	—	$270,643,226

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $91,877, $94,412, $42,741 and $16,035 of securities on loan, respectively)	$2,754,970	$942,142	$637,507	$258,014
Temporary Cash Investments at Value & Cost	24,491	1,375	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,185, $49,930, $43,223 and $12,628, respectively)	18,185	49,933	43,227	12,629
Segregated Cash for Futures Contracts	1,045	—	—	—
Foreign Currencies at Value	—	—	1,039	702
Cash	—	—	673	73
Receivables:
Investment Securities Sold	2,439	1,828	398	219
Dividends and Interest	2,175	72	2,049	883
Securities Lending Income	10	10	9	21
Fund Shares Sold	1,816	636	608	87
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Prepaid Expenses and Other Assets	24	10	20	13

Total Assets	2,805,155	996,006	685,530	272,642

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,188	49,940	43,230	12,631
Investment Securities Purchased	2,072	1,709	—	—
Fund Shares Redeemed	1,738	625	219	55
Due to Advisor	354	255	129	99
Futures Margin Variation	138	—	—	—
Accrued Expenses and Other Liabilities	315	103	95	77

Total Liabilities.	22,805	52,632	43,673	12,862

NET ASSETS	$2,782,350	$943,374	$641,857	$259,780

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,782,350; $943,374; $641,857 and $259,780 and shares outstanding of 92,468,993, 35,581,719, 38,862,139 and 13,645,433, respectively	$30.09	$26.51	$16.52	$19.04

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,346,217	$580,414	$437,919	$172,433

Foreign Currencies at Cost	$—	$—	$1,038	$699

NET ASSETS CONSIST OF:
Paid-In Capital	$1,276,175	$533,750	$474,412	$166,127
Total Distributable Earnings (Loss)	1,506,175	409,624	167,445	93,653

NET ASSETS	$2,782,350	$943,374	$641,857	$259,780

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio#	U.S. Small Cap Growth Portfolio#	International Large Cap Growth Portfolio#	International Small Cap Growth Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $8, $609 and $276, respectively)	$21,499	$4,519	$6,514	$2,255
Income from Securities Lending	35	73	48	166

Total Investment Income	21,534	4,592	6,562	2,421

Fund Expenses
Investment Management Fees	1,966	1,432	698	590
Accounting & Transfer Agent Fees	249	76	64	32
Custodian Fees	15	8	26	29
Filing Fees	93	49	42	17
Shareholders’ Reports	41	21	16	13
Directors’/Trustees’ Fees & Expenses	20	6	5	1
Professional Fees	16	5	5	2
Previously Waived Fees Recovered by Advisor (Note C)	14	—	61	1
Other	32	12	11	7

Total Fund Expenses	2,446	1,609	928	692

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	17	16
Fees Paid Indirectly (Note C)	—	—	5	—

Net Expenses	2,446	1,609	906	676

Net Investment Income (Loss)	19,088	2,983	5,656	1,745

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	105,318	68,948	8,133	12,279
Affiliated Investment Companies Shares Sold	(3)	(4)	(1)	—
Futures	3,767	—	150	93
Foreign Currency Transactions	—	—	64	3
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	438,050	220,139	110,741	47,685
Affiliated Investment Companies Shares	—	(2)	—	(1)
Futures	1,212	—	(7)	(4)
Translation of Foreign Currency-Denominated Amounts	—	—	6	2

Net Realized and Unrealized Gain (Loss)	548,344	289,081	119,086	60,057

Net Increase (Decrease) in Net Assets Resulting from Operations	$567,432	$292,064	$124,742	$61,802

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,088 $	41,785	$2,983	$4,556	$5,656	$9,019	$1,745	$2,868
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	105,318	(16,386)	68,948	(21,096)	8,133	(14,042)	12,279	(5,358)
Affiliated Investment Companies Shares Sold	(3)	(4)	(4)	(5)	(1)	(4)	—	(2)
Futures	3,767	369	—	(512)	150	(1,442)	93	395
Foreign Currency Transactions	—	—	—	—	64	(21)	3	(15)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	438,050	250,128	220,139	25,466	110,741	13,719	47,685	18,326
Affiliated Investment Companies Shares	—	(2)	(2)	(1)	—	3	(1)	1
Futures	1,212	(17)	—	—	(7)	7	(4)	4
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	6	41	2	9

Net Increase (Decrease) in Net Assets Resulting from Operations	567,432	275,873	292,064	8,408	124,742	7,280	61,802	16,228

Distributions:
Institutional Class Shares	(16,622)	(60,048)	(2,553)	(8,007)	(3,660)	(8,566)	(1,165)	(3,765)
Capital Share Transactions (1):
Shares Issued	237,835	1,018,323	108,651	323,176	69,646	306,613	17,360	80,422
Shares Issued in Lieu of Cash Distributions	16,492	59,721	2,518	7,942	3,638	8,499	1,143	3,724
Shares Redeemed	(416,527)	(1,096,408)	(152,120)	(258,334)	(75,528)	(204,924)	(35,050)	(87,832)

Net Increase (Decrease) from Capital Share Transactions	(162,200)	(18,364)	(40,951)	72,784	(2,244)	110,188	(16,547)	(3,686)

Total Increase (Decrease) in Net Assets	388,610	197,461	248,560	73,185	118,838	108,902	44,090	8,777
Net Assets
Beginning of Period	2,393,740	2,196,279	694,814	621,629	523,019	414,117	215,690	206,913

End of Period	$2,782,350	$2,393,740	$943,374	$694,814	$641,857	$523,019	$259,780	$215,690

(1) Shares Issued and Redeemed:
Shares Issued	8,572	44,824	4,614	18,935	4,404	23,927	996	6,554
Shares Issued in Lieu of Cash Distributions	592	2,644	109	454	231	656	66	259
Shares Redeemed	(15,009)	(48,421)	(6,366)	(15,765)	(4,811)	(16,673)	(1,998)	(6,769)

Net Increase (Decrease) from Shares Issued and Redeemed	(5,845)	(953)	(1,643)	3,624	(176)	7,910	(936)	44

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio							U.S. Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.35		$22.13	$19.78	$18.22	$14.91	$14.82	$18.67		$18.50	$18.19	$18.25	$14.66	$14.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.39	0.38	0.37	0.30	0.27	0.08		0.12	0.15	0.15	0.14	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	5.71		2.41	2.81	1.59	3.30	0.17	7.83		0.27	1.00	0.12	3.68	0.02

Total from Investment Operations	5.91		2.80	3.19	1.96	3.60	0.44	7.91		0.39	1.15	0.27	3.82	0.16

Less Distributions:
Net Investment Income	(0.17)		(0.38)	(0.35)	(0.35)	(0.29)	(0.27)	(0.07)		(0.12)	(0.15)	(0.15)	(0.14)	(0.14)
Net Realized Gains	—		(0.20)	(0.49)	(0.05)	—	(0.08)	—		(0.10)	(0.69)	(0.18)	(0.09)	(0.10)

Total Distributions	(0.17)		(0.58)	(0.84)	(0.40)	(0.29)	(0.35)	(0.07)		(0.22)	(0.84)	(0.33)	(0.23)	(0.24)

Net Asset Value, End of Period	$30.09		$24.35	$22.13	$19.78	$18.22	$14.91	$26.51		$18.67	$18.50	$18.19	$18.25	$14.66

Total Return	24.35	%(B)	12.89%	16.87%	10.72%	24.34%	3.00%	42.42	%(B)	2.23%	7.04%	1.43%	26.15%	1.12%

Net Assets, End of Period (thousands)	$2,782,350		$2,393,740	$2,196,279	$1,961,442	$1,645,255	$1,102,580	$943,374		$694,814	$621,629	$591,766	$508,137	$319,024
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.19%	0.20%	0.19%	0.20%	0.20%	0.37	%(C)	0.38%	0.39%	0.38%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.19	%(C)	0.19%	0.20%	0.19%	0.19%	0.20%	0.37	%(C)	0.38%	0.39%	0.38%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.46	%(C)	1.69%	1.83%	1.83%	1.78%	1.86%	0.69	%(C)	0.68%	0.84%	0.78%	0.85%	0.95%
Portfolio Turnover Rate	3	%(B)	20%	11%	19%	14%	14%	13	%(B)	32%	24%	23%	27%	47%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio							International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.40		$13.30	$11.83	$13.00	$10.78	$11.19	$14.79		$14.23	$13.92	$15.83	$12.69	$12.45

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.23	0.30	0.30	0.27	0.27	0.12		0.19	0.30	0.33	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.06		0.09	1.46	(1.18)	2.21	(0.43)	4.21		0.62	0.69	(1.53)	3.16	0.38

Total from Investment Operations	3.21		0.32	1.76	(0.88)	2.48	(0.16)	4.33		0.81	0.99	(1.20)	3.44	0.63

Less Distributions:
Net Investment Income	(0.09)		(0.22)	(0.29)	(0.29)	(0.26)	(0.25)	(0.08)		(0.18)	(0.28)	(0.32)	(0.28)	(0.24)
Net Realized Gains	—		—	—	—	—	—	—		(0.07)	(0.40)	(0.39)	(0.02)	(0.15)

Total Distributions	(0.09)		(0.22)	(0.29)	(0.29)	(0.26)	(0.25)	(0.08)		(0.25)	(0.68)	(0.71)	(0.30)	(0.39)

Net Asset Value, End of Period	$16.52		$13.40	$13.30	$11.83	$13.00	$10.78	$19.04		$14.79	$14.23	$13.92	$15.83	$12.69

Total Return	24.02	%(B)	2.50%	15.01%	(6.92%)	23.23%	(1.43%)	29.34	%(B)	5.75%	7.64%	(8.00%)	27.49%	5.21%

Net Assets, End of Period (thousands)	$641,857		$523,019	$414,117	$312,302	$322,796	$225,886	$259,780		$215,690	$206,913	$182,527	$177,770	$118,697
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.29%	0.29%	0.30%	0.30%	0.30%	0.55	%(C)	0.55%	0.54%	0.55%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.33%	0.30%	0.31%	0.33%	0.56	%(C)	0.58%	0.61%	0.57%	0.63%	0.65%
Ratio of Net Investment Income to Average Net Assets	1.86	%(C)	1.78%	2.39%	2.30%	2.29%	2.47%	1.42	%(C)	1.35%	2.21%	2.08%	1.97%	2.04%
Portfolio Turnover Rate	6	%(B)	17%	20%	19%	21%	20%	12	%(B)	34%	35%	30%	27%	29%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and seven operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before

24

the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios use data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

25

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.33%
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.48%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund

26

(the “Money Market Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021 and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021 are also reflected below (amounts in thousands). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Growth Portfolio	0.20%	$14	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—	—
International Large Cap Growth Portfolio	0.30%	61	$17	$105
International Small Cap Growth Portfolio	0.55%	1	16	202

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Large Cap Growth Portfolio	$5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Growth Portfolio	$29

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U.S. Small Cap Growth Portfolio	$9
International Large Cap Growth Portfolio	7
International Small Cap Growth Portfolio	3

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$79,958	$240,347
U.S. Small Cap Growth Portfolio	113,611	146,375
International Large Cap Growth Portfolio	37,905	38,910
International Small Cap Growth Portfolio	29,759	45,400

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$1,017	$137,923	$120,752	$(3)	—	$18,185	1,572	$5	—

Total	$1,017	$137,923	$120,752	$(3)	—	$18,185	1,572	$5	—

U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$52,286	$259,595	$261,942	$(4)	$(2)	$49,933	4,316	$29	—

Total	$52,286	$259,595	$261,942	$(4)	$(2)	$49,933	4,316	$29	—

International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$20,538	$90,642	$67,952	$(1)	—	$43,227	3,736	$11	—

Total	$20,538	$90,642	$67,952	$(1)	—	$43,227	3,736	$11	—

International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$12,498	$33,713	$33,581	—	$(1)	$12,629	1,092	$6	—

Total	$12,498	$33,713	$33,581	—	$(1)	$12,629	1,092	$6	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Growth Portfolio
2019	$34,952	$48,644	—	$83,596
2020	39,921	20,127	—	60,048
U.S. Small Cap Growth Portfolio
2019	4,838	22,444	—	27,282
2020	4,848	3,160	—	8,008
International Large Cap Growth Portfolio
2019	8,124	—	—	8,124
2020	8,566	—	—	8,566
International Small Cap Growth Portfolio
2019	3,742	4,749	—	8,491
2020	2,789	975	—	3,764

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(1,679)	—	$(1,679)
U.S. Small Cap Growth Portfolio	(23)	—	(23)
International Large Cap Growth Portfolio	(628)	—	(628)
International Small Cap Growth Portfolio	(256)	—	(256)

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As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	$714	—	$(16,031)	$970,703	$955,386
U.S. Small Cap Growth Portfolio	5	—	(21,598)	141,713	120,120
International Large Cap Growth Portfolio	337	—	(42,416)	88,447	46,368
International Small Cap Growth Portfolio	425	—	(5,007)	37,625	33,043

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Large Cap Growth Portfolio	$16,031	$16,031
U.S. Small Cap Growth Portfolio	21,598	21,598
International Large Cap Growth Portfolio	42,416	42,416
International Small Cap Growth Portfolio	5,007	5,007

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$1,388,894	$1,416,307	$(7,553)	$1,408,754
U.S. Small Cap Growth Portfolio	631,600	369,848	(8,117)	361,731
International Large Cap Growth Portfolio	481,580	208,998	(9,406)	199,592
International Small Cap Growth Portfolio	185,346	90,336	(4,754)	85,582

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal periods remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

Futures*
U.S. Large Cap Growth Portfolio	$18,047
U.S. Small Cap Growth Portfolio	246
International Large Cap Growth Portfolio	764
International Small Cap Growth Portfolio	252

*	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Equity Contracts*,(1)
U.S. Large Cap Growth Portfolio	$1,195	$1,195

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(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings through the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$3,767	$3,767
International Large Cap Growth Portfolio	150	150	*
International Small Cap Growth Portfolio	93	93	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$1,212	$1,212
International Large Cap Growth Portfolio	(7)	(7)
International Small Cap Growth Portfolio	(4)	(4)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
U.S. Large Cap Growth Portfolio	0.83%	$2,034	2	—	$3,361	—
U.S. Small Cap Growth Portfolio	0.83%	874	57	$1	3,249	—
International Large Cap Growth Portfolio	0.83%	456	20	—	1,671	—
International Small Cap Growth Portfolio	0.82%	850	30	1	4,040	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$18,542	$38,939	$14,278
U.S. Small Cap Growth Portfolio	31,060	20,059	4,684
International Large Cap Growth Portfolio	8,261	5,195	171
International Small Cap Growth Portfolio	2,987	6,141	1,145

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J. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Growth Portfolio	$75,994
U.S. Small Cap Growth Portfolio	48,053
International Large Cap Growth Portfolio	1,254
International Small Cap Growth Portfolio	4,506

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

34

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021:

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Cap Growth Portfolio
Common Stocks	$18,188	—	—	—	$18,188
U.S. Small Cap Growth Portfolio
Common Stocks	49,940	—	—	—	49,940
International Large Cap Growth Portfolio
Common Stocks	43,230	—	—	—	43,230
International Small Cap Growth Portfolio
Common Stocks	12,631	—	—	—	12,631

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

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M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

N. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	76%
U.S. Small Cap Growth Portfolio	3	76%
International Large Cap Growth Portfolio	3	86%
International Small Cap Growth Portfolio	3	85%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

38

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

39

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

40

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

41

DFA043021-041S 00262280

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Represents the combined ratios for the Portfolio and its pro-rata share of its Underlying Funds.

(D)	Annualized

(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.

SEC	Securities and Exchange Commission

Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,068.40	0.20%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUND OF FUNDS

Affiliated Investment Companies
Dimensional Retirement Income Fund	100.0%

3

DIMENSIONAL RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.5%)
Investment in DFA Inflation-Protected Securities Portfolio of
DFA Investment Dimensions Group Inc.	2,229,781	$29,455,403
Investment in DFA One-Year Fixed Income Portfolio of
DFA Investment Dimensions Group Inc.	1,907,739	19,649,715
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	120,279	4,060,606
Investment in U.S. Large Company Portfolio of
Dimensional Investment Group Inc.	129,430	4,060,218
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc.	70,116	1,884,005
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	46,922	1,230,303
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	59,073	941,035

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $56,137,742)		$61,281,285

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $295,077)	295,077	295,077

TOTAL INVESTMENTS — (100.0%) (Cost $56,432,819)		$61,576,362

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$61,281,285	—	—	$61,281,285
Temporary Cash Investments	295,077	—	—	295,077

TOTAL	$61,576,362	—	—	$61,576,362

See accompanying Notes to Financial Statements.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$61,281
Temporary Cash Investments at Value & Cost	295
Receivables:
Fund Shares Sold	4
Due from Advisor	2
Prepaid Expenses and Other Assets	10

Total Assets	61,592

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	145
Fund Shares Redeemed	81
Accrued Expenses and Other Liabilities	131

Total Liabilities	357

NET ASSETS	$61,235

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	5,085,593

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.04

Investments in Affiliated Investment Companies at Cost	$56,138

NET ASSETS CONSIST OF:
Paid-In Capital	$56,194
Total Distributable Earnings (Loss)	5,041

NET ASSETS	$61,235

(1) NUMBER OF SHARES AUTHORIZED	800,000,000

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Dimensional Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$227

Total Investment Income	227

Expenses
Accounting & Transfer Agent Fees	8
Custodian Fees	1
Filing Fees	12
Shareholders’ Reports	7
Professional Fees	4
Previously Waived Fees Recovered by Advisor (Note C)	1
Other	1

Total Expenses	34

Fees Waived, Expenses Reimbursed by Advisor (Note C)	20

Net Expenses	14

Net Investment Income (Loss)	213

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	110
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	92
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	2,326

Net Realized and Unrealized Gain (Loss)	2,528

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,741

See accompanying Notes to Financial Statements.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$213	$313
Capital Gain Distributions Received from Affiliated Investment Companies	110	37
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	92	(41)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	2,326	1,192

Net Increase (Decrease) in Net Assets Resulting from Operations	2,741	1,501

Distributions:
Institutional Class Shares	(332)	(334)
Capital Share Transactions (1):
Shares Issued	29,774	17,656
Shares Issued in Reorganization	—	6,646
Shares Issued in Lieu of Cash Distributions	325	326
Shares Redeemed	(6,085)	(10,585)

Net Increase (Decrease) from Capital Share Transactions	24,014	14,043

Total Increase (Decrease) in Net Assets	26,423	15,210
Net Assets
Beginning of Period	34,812	19,602

End of Period	$61,235	$34,812

(1) Shares Issued and Redeemed:
Shares Issued	2,508	1,606
Shares Issued in Reorganization	—	585
Shares Issued in Lieu of Cash Distributions	28	30
Shares Redeemed	(515)	(965)

Net Increase (Decrease) from Shares Issued and Redeemed	2,021	1,256

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$11.36		$10.83	$10.27	$10.59	$10.26	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.13	0.22	0.25	0.17	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.73		0.53	0.57	(0.27)	0.30	0.22

Total from Investment Operations	0.78		0.66	0.79	(0.02)	0.47	0.36

Less Distributions:
Net Investment Income	(0.06)		(0.12)	(0.22)	(0.28)	(0.14)	(0.10)
Net Realized Gains	(0.04)		(0.01)	(0.01)	(0.02)	—	—

Total Distributions	(0.10)		(0.13)	(0.23)	(0.30)	(0.14)	(0.10)

Net Asset Value, End of Period	$12.04		$11.36	$10.83	$10.27	$10.59	$10.26

Total Return	6.84	%(B)	6.19%	7.72%	(0.23%)	4.65%	3.65	%(B)

Net Assets, End of Period (thousands)	$61,235		$34,812	$19,602	$16,007	$11,937	$6,454
Ratio of Expenses to Average Net Assets *(C)	0.20	%(D)	0.22%	0.22%	0.21%	0.22%	0.22	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.29	%(D)	0.46%	0.57%	0.42%	0.43%	2.01	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	0.92	%(D)	1.14%	2.07%	2.38%	1.61%	1.42	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.14	%(D)	0.16%	0.16%	0.15%	0.16%	0.16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, one of which, the Dimensional Retirement Income Fund (the “Portfolio”), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio achieves its investment objective by investing substantially all of its assets in other series of the Fund and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2021, the Portfolio was the owner of record of less than 1% of the total outstanding shares of each Underlying Fund listed on the Schedule of Investments.

On February 10, 2020, the Portfolio acquired substantially all of the assets of the Dimensional 2005 Target Date Retirement Fund (the “2005 Target Date Fund”) pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Portfolio and the 2005 Target Date Fund since they had identical investment objectives and fundamental investment restrictions. The 2005 Target Date Fund was part of Dimensional’s suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Portfolio.

The Reorganization was accomplished by a tax-free exchange of 585,008 shares of the Portfolio for 594,165 shares of the 2005 Target Date Fund. The 2005 Target Date Fund had net assets immediately before the Reorganization, of $6,450,991, including $556,714 of unrealized appreciation, which were combined with the Portfolio’s net assets. Immediately before the Reorganization, the Portfolio’s net assets were $19,468,091, and immediately after the Reorganization, the Portfolio’s net assets were $25,919,082. The Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 10, 2020.

Assuming that the Reorganization had been completed on November 1, 2019, the Portfolio’s proforma results of operations for the period ended October 31, 2020 would have been as follows (amounts in thousands):

Net Investment Income	$339
Net Realized Gain (Loss)	17
Change in Unrealized Appreciation (Depreciation)	1,749
Net Increase (Decrease) in Net Assets Resulting from Operations	2,104

9

Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the 2005 Target Date Fund that have been included in the Portfolio’s Statement of Operations since February 10, 2020.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a

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return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2021, the Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for the Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional Retirement Income Fund	0.06%	$1	$20	$166

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Retirement Income Fund	$1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolio’s transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$16,673	$13,692	$1,086	$(11)	$187	$29,455	2,230	$159	$54
DFA One-Year Fixed Income Portfolio	11,193	9,219	762	(1)	1	19,650	1,908	3	—
U.S. Core Equity 1 Portfolio	2,319	1,472	577	58	789	4,061	120	20	—
U.S. Large Company Portfolio	2,318	1,480	407	18	651	4,060	129	23	56
Large Cap International Portfolio	1,057	723	226	13	317	1,884	70	13	—
Emerging Markets Core Equity Portfolio	711	449	142	9	203	1,230	47	3	—
International Core Equity Portfolio	531	330	104	6	178	941	59	5	—

Total	$34,802	$27,365	$3,304	$92	$2,326	$61,281	4,563	$226	$110

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional Retirement Income Fund
2019	$368	$10	—	$378
2020	312	22	—	334

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(2)	$(23)	$(25)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	—	$118	$1,958	$2,076

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by this Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2020, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$56,734	$5,144	—	$5,144

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Dimensional Retirement Income Fund	0.84%	$245	6	—	$270	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2021.

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H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	4	90%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out

15

transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the portfolio (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Access Data Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for the Fund. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

20

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

21

DFA043021-055S 00262281

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

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DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.
Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

Commencement of Operations

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2025 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,097.60	0.20%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

Dimensional 2030 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,132.80	0.22%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2035 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,176.60	0.23%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

Dimensional 2040 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,229.50	0.24%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

Dimensional 2045 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,276.90	0.24%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

Dimensional 2050 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,294.30	0.24%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

Dimensional 2055 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,294.40	0.24%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

Dimensional 2060 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,294.30	0.24%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

Dimensional 2065 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,292.70	0.24%	$1.36
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2025 Target Date Retirement Income Fund	100.0%
Dimensional 2030 Target Date Retirement Income Fund	100.0%
Dimensional 2035 Target Date Retirement Income Fund	100.0%
Dimensional 2040 Target Date Retirement Income Fund	100.0%
Dimensional 2045 Target Date Retirement Income Fund	100.0%
Dimensional 2050 Target Date Retirement Income Fund	100.0%
Dimensional 2055 Target Date Retirement Income Fund	100.0%
Dimensional 2060 Target Date Retirement Income Fund	100.0%
Dimensional 2065 Target Date Retirement Income Fund	100.0%

4

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	4,151,833	$54,845,715
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,347,063	47,469,927
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	637,798	20,007,724
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	591,383	19,965,095
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	346,951	9,322,571
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	231,762	6,076,806
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	292,188	4,654,556
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	296,300	3,259,304
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	326,973	3,253,378

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $130,949,176)		$168,855,076

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$168,855,076	—	—	$168,855,076

TOTAL	$168,855,076	—	—	$168,855,076

See accompanying Notes to Financial Statements.

5

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,753,961	$51,913,256
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	871,741	27,346,503
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	808,304	27,288,323
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,524,436	20,137,792
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	472,393	12,693,203
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	318,726	8,357,001
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	703,793	7,741,724
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	777,355	7,734,685
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	399,469	6,363,546

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $127,090,641)		$169,576,033

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$169,576,033	—	—	$169,576,033

TOTAL	$169,576,033	—	—	$169,576,033

See accompanying Notes to Financial Statements.

6

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	3,069,336	$33,517,144
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	962,423	30,191,205
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	886,654	29,933,433
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	521,396	14,009,921
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	925,020	10,175,219
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,021,757	10,166,480
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	355,002	9,308,165
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	444,898	7,087,225
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	62,589	826,805

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $106,082,260)		$145,215,597

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $128,688)	128,688	128,688

TOTAL INVESTMENTS — (100.0%) (Cost $106,210,948)		$145,344,285

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$145,215,597	—	—	$145,215,597
Temporary Cash Investments	128,688	—	—	128,688

TOTAL	$145,344,285	—	—	$145,344,285

See accompanying Notes to Financial Statements.

7

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	922,911	$28,951,714
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	854,622	28,852,025
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	497,234	13,360,677
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	1,022,423	11,246,650
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,129,291	11,236,441
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	336,180	8,814,647
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	421,624	6,716,475
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	517,275	5,648,648

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $81,102,883)		$114,827,277

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $61,007)	61,007	61,007

TOTAL INVESTMENTS — (100.0%) (Cost $81,163,890)		$114,888,284

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$114,827,277	—	—	$114,827,277
Temporary Cash Investments	61,007	—	—	61,007

TOTAL	$114,888,284	—	—	$114,888,284

See accompanying Notes to Financial Statements.

8

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	752,655	$25,409,639
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	809,928	25,407,444
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	435,956	11,714,145
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	293,134	7,685,960
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	367,784	5,858,799
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	443,145	4,874,599
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	489,467	4,870,199

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $59,250,899)		$85,820,785

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $140,565)	140,565	140,565

TOTAL INVESTMENTS — (100.0%) (Cost $59,391,464)		$85,961,350

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$85,820,785	—	—	$85,820,785
Temporary Cash Investments	140,565	—	—	140,565

TOTAL	$85,961,350	—	—	$85,961,350

See accompanying Notes to Financial Statements.

9

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	673,910	$21,140,544
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	624,006	21,066,453
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	364,270	9,787,937
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	243,684	6,389,380
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	306,832	4,887,840
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	152,597	1,678,570
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	168,547	1,677,046

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $44,025,053)		$66,627,770

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $64,882)	64,882	64,882

TOTAL INVESTMENTS — (100.0%) (Cost $44,089,935)		$66,692,652

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$66,627,770	—	—	$66,627,770
Temporary Cash Investments	64,882	—	—	64,882

TOTAL	$66,692,652	—	—	$66,692,652

See accompanying Notes to Financial Statements.

10

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	356,157	$11,172,629
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	330,233	11,148,681
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	192,520	5,173,013
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	129,823	3,403,969
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	162,324	2,585,820
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	80,974	890,713
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	89,438	889,909

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $24,553,430)		$35,264,734

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $110,549)	110,549	110,549

TOTAL INVESTMENTS — (100.0%) (Cost $24,663,979)		$35,375,283

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$35,264,734	—	—	$35,264,734
Temporary Cash Investments	110,549	—	—	110,549

TOTAL	$35,375,283	—	—	$35,375,283

See accompanying Notes to Financial Statements.

11

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	328,503	$10,305,127
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	304,315	10,273,688
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	177,567	4,771,216
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	119,640	3,136,970
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	149,573	2,382,699
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	74,650	821,148
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	82,453	820,406

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $23,660,389)		$32,511,254

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $74,139)	74,139	74,139

TOTAL INVESTMENTS — (100.0%) (Cost $23,734,528)		$32,585,393

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$32,511,254	—	—	$32,511,254
Temporary Cash Investments	74,139	—	—	74,139

TOTAL	$32,585,393	—	—	$32,585,393

See accompanying Notes to Financial Statements.

12

DIMENSIONAL 2065 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (97.4%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	18,625	$584,267
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	17,247	582,251
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	10,062	270,370
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	6,749	176,957
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,407	133,933
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	4,168	45,852
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	4,554	45,311

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,500,220)		$1,838,941

TEMPORARY CASH INVESTMENTS — (2.6%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $48,703)	48,703	48,703

TOTAL INVESTMENTS — (100.0%) (Cost $1,548,923)		$1,887,644

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,838,941	—	—	$1,838,941
Temporary Cash Investments	48,703	—	—	48,703

TOTAL	$1,887,644	—	—	$1,887,644

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2025 Target Date Retirement Income Fund+	Dimensional 2030 Target Date Retirement Income Fund+	Dimensional 2035 Target Date Retirement Income Fund+	Dimensional 2040 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$168,855	$169,576	$145,216	$114,827
Temporary Cash Investments at Value & Cost	—	—	129	61
Receivables:
Affiliated Investment Companies Sold	190	134	—	—
Fund Shares Sold	42	107	338	96
Prepaid Expenses and Other Assets	12	9	9	8

Total Assets	169,099	169,826	145,692	114,992

LIABILITIES:
Payables:
Due to Custodian	70	13	—	—
Affiliated Investment Companies Purchased	—	—	22	—
Fund Shares Redeemed	393	287	33	41
Due to Advisor	1	1	1	—
Accrued Expenses and Other Liabilities	46	43	43	42

Total Liabilities	510	344	99	83

NET ASSETS	$168,589	$169,482	$145,593	$114,909

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $168,589; $169,482; $145,593 and $114,909 and shares outstanding of 11,963,055, 11,488,791, 9,617,174 and 7,413,773, respectively	$14.09	$14.75	$15.14	$15.50

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$130,949	$127,091	$106,082	$81,103

NET ASSETS CONSIST OF:
Paid-In Capital	$123,088	$121,302	$104,360	$80,295
Total Distributable Earnings (Loss)	45,501	48,180	41,233	34,614

NET ASSETS	$168,589	$169,482	$145,593	$114,909

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$85,821	$66,628	$35,265	$32,511	$1,839
Temporary Cash Investments at Value & Cost	141	65	111	74	49
Receivables:
Fund Shares Sold	217	94	71	124	6
Due from Advisor	1	1	2	2	—
Prepaid Expenses and Other Assets	8	8	7	9	11

Total Assets	86,188	66,796	35,456	32,720	1,905

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	70	5	69	36	—
Fund Shares Redeemed	3	18	2	17	—
Due to Advisor	—	—	—	—	10
Accrued Expenses and Other Liabilities	37	35	34	33	49

Total Liabilities	110	58	105	86	59

NET ASSETS	$86,078	$66,738	$35,351	$32,634	$1,846

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $86,078; $66,738; $35,351; $32,634 and $1,846 and shares outstanding of 5,256,369, 4,086,059, 2,124,202, 1,948,901 and 152,411, respectively	$16.38	$16.33	$16.64	$16.74	$12.11

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$59,251	$44,025	$24,553	$23,660	$1,500

NET ASSETS CONSIST OF:
Paid-In Capital	$59,294	$44,353	$24,978	$24,104	$1,521
Total Distributable Earnings (Loss)	26,784	22,385	10,373	8,530	325

NET ASSETS	$86,078	$66,738	$35,351	$32,634	$1,846

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,223	$1,144	$900	$672

Total Investment Income	1,223	1,144	900	672

Expenses
Accounting & Transfer Agent Fees	10	11	9	8
Custodian Fees	1	1	1	1
Filing Fees	15	12	12	12
Shareholders’ Reports	6	6	5	5
Directors’/Trustees’ Fees & Expenses	1	1	1	—
Professional Fees	—	1	1	1
Previously Waived Fees Recovered by Advisor (Note C)	8	10	6	1
Other	11	9	7	6

Total Expenses	52	51	42	34

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2	2	2	3

Net Expenses	50	49	40	31

Net Investment Income (Loss)	1,173	1,095	860	641

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	3,059	3,175	2,107	744
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	5,662	4,020	881	994
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	6,002	11,278	16,905	18,566

Net Realized and Unrealized Gain (Loss)	14,723	18,473	19,893	20,304

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,896	$19,568	$20,753	$20,945

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$496	$398	$211	$188	$9

Total Investment Income	496	398	211	188	9

Expenses
Accounting & Transfer Agent Fees	7	7	7	7	2
Custodian Fees	1	1	1	1	—
Filing Fees	11	11	11	10	—
Shareholders’ Reports	4	4	3	3	1
Directors’/Trustees’ Fees & Expenses	1	—	—	—	—
Previously Waived Fees Recovered by Advisor (Note C)	—	1	43	23	25
Other	4	5	2	2	—

Total Expenses	28	29	67	46	28

Fees Waived, Expenses Reimbursed by Advisor (Note C)	6	11	58	38	28

Net Expenses	22	18	9	8	—

Net Investment Income (Loss)	474	380	202	180	9

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	453	372	198	172	8
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	440	124	52	24	1
Futures	—	—	—	—	1
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	16,006	13,312	7,051	6,220	291

Net Realized and Unrealized Gain (Loss)	16,899	13,808	7,301	6,416	301

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,373	$14,188	$7,503	$6,596	$310

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund		Dimensional 2035 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,173	$2,383	$1,095	$2,472	$860	$2,115
Capital Gain Distributions Received from Affiliated Investment Companies	3,059	491	3,175	601	2,107	601
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	5,662	4,005	4,020	4,052	881	2,168
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	6,002	11,040	11,278	9,832	16,905	5,335

Net Increase (Decrease) in Net Assets Resulting from Operations	15,896	17,919	19,568	16,957	20,753	10,219

Distributions:
Institutional Class Shares	(4,970)	(2,801)	(5,056)	(3,076)	(3,287)	(2,519)
Capital Share Transactions (1):
Shares Issued	19,495	48,574	25,925	40,104	27,183	30,364
Shares Issued in Lieu of Cash Distributions	4,958	2,796	5,052	3,075	3,283	2,516
Shares Redeemed	(34,647)	(70,652)	(22,409)	(70,509)	(17,432)	(55,418)

Net Increase (Decrease) from Capital Share Transactions	(10,194)	(19,282)	8,568	(27,330)	13,034	(22,538)

Total Increase (Decrease) in Net Assets	732	(4,164)	23,080	(13,449)	30,500	(14,838)
Net Assets
Beginning of Period	167,857	172,021	146,402	159,851	115,093	129,931

End of Period	$168,589	$167,857	$169,482	$146,402	$145,593	$115,093

(1) Shares Issued and Redeemed:
Shares Issued	1,409	3,822	1,805	3,158	1,875	2,405
Shares Issued in Lieu of Cash Distributions	360	223	355	242	230	199
Shares Redeemed	(2,496)	(5,594)	(1,562)	(5,430)	(1,206)	(4,321)

Net Increase (Decrease) from Shares Issued and Redeemed	(727)	(1,549)	598	(2,030)	899	(1,717)

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund		Dimensional 2050 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$641	$1,851	$474	$1,325	$380	$1,045
Capital Gain Distributions Received from Affiliated Investment Companies	744	603	453	518	372	433
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	994	1,460	440	588	124	1,205
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	18,566	934	16,006	206	13,312	67

Net Increase (Decrease) in Net Assets Resulting from Operations	20,945	4,848	17,373	2,637	14,188	2,750

Distributions:
Institutional Class Shares	(2,301)	(2,120)	(1,482)	(1,508)	(1,794)	(1,194)
Capital Share Transactions (1):
Shares Issued	14,214	29,174	14,126	19,994	11,152	20,907
Shares Issued in Lieu of Cash Distributions	2,298	2,118	1,481	1,507	1,794	1,194
Shares Redeemed	(11,905)	(47,929)	(8,005)	(38,229)	(5,930)	(40,132)

Net Increase (Decrease) from Capital Share Transactions	4,607	(16,637)	7,602	(16,728)	7,016	(18,031)

Total Increase (Decrease) in Net Assets	23,251	(13,909)	23,493	(15,599)	19,410	(16,475)
Net Assets
Beginning of Period	91,658	105,567	62,585	78,184	47,328	63,803

End of Period	$114,909	$91,658	$86,078	$62,585	$66,738	$47,328

(1) Shares Issued and Redeemed:
Shares Issued	972	2,323	919	1,549	731	1,676
Shares Issued in Lieu of Cash Distributions	161	169	100	119	122	95
Shares Redeemed	(827)	(3,729)	(540)	(2,934)	(397)	(3,089)

Net Increase (Decrease) from Shares Issued and Redeemed	306	(1,237)	479	(1,266)	456	(1,318)

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Period Jan 02, 2020 Ʊ to Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$202	$555	$180	$413	$9	$7
Capital Gain Distributions Received from Affiliated Investment Companies	198	223	172	157	8	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	52	(329)	24	(288)	1	(27)
Futures	—	—	—	—	1	3
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	7,051	417	6,220	389	291	48

Net Increase (Decrease) in Net Assets Resulting from Operations	7,503	866	6,596	671	310	31

Distributions:
Institutional Class Shares	(465)	(615)	(343)	(456)	(8)	(7)
Capital Share Transactions (1):
Shares Issued	6,061	12,511	8,695	9,788	651	1,624
Shares Issued in Lieu of Cash Distributions	465	615	343	457	8	7
Shares Redeemed	(3,287)	(21,255)	(3,591)	(12,770)	(69)	(701)

Net Increase (Decrease) from Capital Share Transactions	3,239	(8,129)	5,447	(2,525)	590	930

Total Increase (Decrease) in Net Assets	10,277	(7,878)	11,700	(2,310)	892	954
Net Assets
Beginning of Period	25,074	32,952	20,934	23,244	954	—

End of Period	$35,351	$25,074	$32,634	$20,934	$1,846	$954

(1) Shares Issued and Redeemed:
Shares Issued	390	989	563	777	57	188
Shares Issued in Lieu of Cash Distributions	31	49	23	36	1	1
Shares Redeemed	(218)	(1,675)	(235)	(1,012)	(7)	(88)

Net Increase (Decrease) from Shares Issued and Redeemed	203	(637)	351	(199)	51	101

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund								Dimensional 2030 Target Date Retirement Income Fund
							Period								Period
	Six Months		Year	Year	Year	Year	Nov 2,		Six Months		Year	Year	Year	Year	Nov 2,
	Ended		Ended	Ended	Ended	Ended	2015 Ʊ to		Ended		Ended	Ended	Ended	Ended	2015 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016		2021		2020	2019	2018	2017	2016
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$13.23		$12.08	$10.81	$11.32	$10.52	$10.00		$13.44		$12.37	$11.09	$11.53	$10.37	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.18	0.25	0.30	0.23	0.20		0.10		0.21	0.26	0.27	0.23	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	1.18		1.18	1.28	(0.48)	0.79	0.48		1.67		1.11	1.29	(0.40)	1.14	0.33

Total from Investment Operations	1.28		1.36	1.53	(0.18)	1.02	0.68		1.77		1.32	1.55	(0.13)	1.37	0.52

Less Distributions:
Net Investment Income	(0.10)		(0.18)	(0.25)	(0.31)	(0.22)	(0.16)		(0.10)		(0.20)	(0.26)	(0.29)	(0.21)	(0.15)
Net Realized Gains	(0.32)		(0.03)	(0.01)	(0.02)	—	—		(0.36)		(0.05)	(0.01)	(0.02)	—	—

Total Distributions	(0.42)		(0.21)	(0.26)	(0.33)	(0.22)	(0.16)		(0.46)		(0.25)	(0.27)	(0.31)	(0.21)	(0.15)

Net Asset Value, End of Period	$14.09		$13.23	$12.08	$10.81 $	11.32	$10.52		$14.75		$13.44 $	12.37	$11.09	$11.53	$10.37

Total Return	9.76	%(B)	11.36%	14.33%	(1.80%)	9.87%	6.89	%(B)	13.28	%(B)	10.80%	14.20%	(1.32%)	13.44%	5.25	%(B)

Net Assets, End of Period (thousands)	$168,589		$167,857	$172,021	$129,914	$104,380	$56,900		$169,482		$146,402	$159,851	$138,382	$95,800	$51,966
Ratio of Expenses to Average Net Assets *(C)	0.20	%(D)	0.21%	0.22%	0.21%	0.23%	0.25	%(D)(E)	0.22	%(D)	0.23%	0.24%	0.24%	0.25%	0.26	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.20	%(D)	0.21%	0.24%	0.24%	0.26%	0.37	%(D)(E)	0.23	%(D)	0.24%	0.27%	0.27%	0.29%	0.43	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.41	%(D)	1.44%	2.20%	2.62%	2.08%	1.92	%(D)(E)	1.36	%(D)	1.61%	2.21%	2.32%	2.07%	1.92	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.14	%(D)	0.15%	0.16%	0.15%	0.17%	0.19%		0.16	%(D)	0.17%	0.18%	0.18%	0.19%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund								Dimensional 2040 Target Date Retirement Income Fund
							Period								Period
	Six Months		Year	Year	Year	Year	Nov 2,		Six Months		Year	Year	Year	Year	Nov 2,
	Ended		Ended	Ended	Ended	Ended	2015 Ʊ to		Ended		Ended	Ended	Ended	Ended	2015 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016		2021		2020	2019	2018	2017	2016
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$13.20		$12.45	$11.35	$11.66	$10.12	$10.00		$12.90		$12.65	$11.75	$11.94	$10.07	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.23	0.26	0.24	0.21	0.18		0.09		0.24	0.26	0.22	0.21	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	2.22		0.78	1.12	(0.28)	1.53	0.09		2.84		0.27	0.92	(0.15)	1.86	0.03

Total from Investment Operations	2.31		1.01	1.38	(0.04)	1.74	0.27		2.93		0.51	1.18	0.07	2.07	0.22

Less Distributions:
Net Investment Income	(0.10)		(0.22)	(0.26)	(0.25)	(0.20)	(0.15)		(0.09)		(0.23)	(0.26)	(0.24)	(0.20)	(0.15)
Net Realized Gains	(0.27)		(0.04)	(0.02)	(0.02)	—	—		(0.24)		(0.03)	(0.02)	(0.02)	—	—

Total Distributions	(0.37)		(0.26)	(0.28)	(0.27)	(0.20)	(0.15)		(0.33)		(0.26)	(0.28)	(0.26)	(0.20)	(0.15)

Net Asset Value, End of Period	$15.14		$13.20	$12.45	$11.35	$11.66	$10.12		$15.50		$12.90	$12.65	$11.75	$11.94	$10.07

Total Return	17.66	%(B)	8.23%	12.42%	(0.45%)	17.34%	2.75	%(B)	22.95	%(B)	4.17%	10.25%	0.51%	20.73%	2.20	%(B)

Net Assets, End of Period (thousands)	$145,593		$115,093	$129,931	$100,409	$71,803	$28,708		$114,909		$91,658	$105,567	$79,498	$57,478	$28,270
Ratio of Expenses to Average Net Assets *(C)	0.23	%(D)	0.25%	0.26%	0.25%	0.26%	0.28	%(D)(E)	0.24	%(D)	0.25%	0.27%	0.26%	0.27%	0.28	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.24	%(D)	0.26%	0.29%	0.29%	0.31%	0.52	%(D)(E)	0.25	%(D)	0.28%	0.31%	0.30%	0.32%	0.52	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.29	%(D)	1.78%	2.20%	2.03%	1.92%	1.84	%(D)(E)	1.23	%(D)	1.93%	2.16%	1.83%	1.93%	1.90	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.17	%(D)	0.19%	0.20%	0.19%	0.20%	0.22%		0.18	%(D)	0.19%	0.21%	0.20%	0.21%	0.22%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund								Dimensional 2050 Target Date Retirement Income Fund
							Period								Period
	Six Months		Year	Year	Year	Year	Nov 2,		Six Months		Year	Year	Year	Year	Nov 2,
	Ended		Ended	Ended	Ended	Ended	2015 Ʊ to		Ended		Ended	Ended	Ended	Ended	2015 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016		2021		2020	2019	2018	2017	2016
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$13.10		$12.94	$11.90	$12.14	$10.06	$10.00		$13.04		$12.89	$11.86	$12.09	$10.02	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.25	0.26	0.24	0.23	0.19		0.10		0.25	0.26	0.24	0.22	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	3.50		0.18	1.06	(0.20)	2.05	0.02		3.68		0.17	1.06	(0.19)	2.06	0.04

Total from Investment Operations	3.60		0.43	1.32	0.04	2.28	0.21		3.78		0.42	1.32	0.05	2.28	0.22

Less Distributions:
Net Investment Income	(0.10)		(0.24)	(0.26)	(0.26)	(0.20)	(0.15)		(0.10)		(0.24)	(0.27)	(0.26)	(0.21)	(0.20)
Net Realized Gains	(0.22)		(0.03)	(0.02)	(0.02)	—	—		(0.39)		(0.03)	(0.02)	(0.02)	—	—

Total Distributions	(0.32)		(0.27)	(0.28)	(0.28)	(0.20)	(0.15)		(0.49)		(0.27)	(0.29)	(0.28)	(0.21)	(0.20)

Net Asset Value, End of Period.	$16.38		$13.10	$12.94	$11.90	$12.14	$10.06		$16.33		$13.04	$12.89	$11.86	$12.09	$10.02

Total Return	27.69	%(B)	3.42%	11.32%	0.22%	22.92%	2.20	%(B)	29.43	%(B)	3.37%	11.28%	0.30%	22.97%	2.24	%(B)

Net Assets, End of Period (thousands)	$86,078		$62,585	$78,184	$55,544	$38,800	$15,719		$66,738		$47,328	$63,803	$45,683	$34,278	$14,361
Ratio of Expenses to Average Net Assets *(C)	0.24	%(D)	0.25%	0.26%	0.26%	0.26%	0.29	%(D)(E)	0.24	%(D)	0.25%	0.27%	0.26%	0.27%	0.28	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.26	%(D)	0.29%	0.33%	0.31%	0.34%	0.77	%(D)(E)	0.27	%(D)	0.32%	0.35%	0.33%	0.36%	0.74	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.28	%(D)	1.92%	2.14%	1.90%	2.00%	1.89	%(D)(E)	1.32	%(D)	1.95%	2.16%	1.89%	1.99%	1.86	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.18	%(D)	0.19%	0.20%	0.20%	0.20%	0.23%		0.18	%(D)	0.19%	0.21%	0.20%	0.21%	0.22%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund								Dimensional 2060 Target Date Retirement Income Fund
							Period								Period
	Six Months		Year	Year	Year	Year	Nov 2,		Six Months		Year	Year	Year	Year	Nov 2,
	Ended		Ended	Ended	Ended	Ended	2015 Ʊ to		Ended		Ended	Ended	Ended	Ended	2015 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016		2021		2020	2019	2018	2017	2016
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$13.06		$12.88	$11.85	$12.08	$10.03	$10.00		$13.10		$12.94	$11.89	$12.13	$10.04	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.25	0.26	0.24	0.23	0.20		0.10		0.24	0.26	0.24	0.23	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	3.72		0.19	1.05	(0.20)	2.04	0.02		3.73		0.18	1.07	(0.20)	2.04	0.03

Total from Investment Operations	3.82		0.44	1.31	0.04	2.27	0.22		3.83		0.42	1.33	0.04	2.27	0.22

Less Distributions:
Net Investment Income	(0.10)		(0.24)	(0.26)	(0.26)	(0.21)	(0.19)		(0.10)		(0.24)	(0.26)	(0.27)	(0.18)	(0.18)
Net Realized Gains	(0.14)		(0.02)	(0.02)	(0.01)	(0.01)	—		(0.09)		(0.02)	(0.02)	(0.01)	—	—

Total Distributions	(0.24)		(0.26)	(0.28)	(0.27)	(0.22)	(0.19)		(0.19)		(0.26)	(0.28)	(0.28)	(0.18)	(0.18)

Net Asset Value, End of Period.	$16.64		$13.06	$12.88	$11.85	$12.08	$10.03		$16.74		$13.10	$12.94	$11.89	$12.13	$10.04

Total Return	29.44	%(B)	3.56%	11.26%	0.29%	22.86%	2.24	%(B)	29.43	%(B)	3.40%	11.37%	0.27%	22.88%	2.24	%(B)

Net Assets, End of Period (thousands)	$35,351		$25,074	$32,952	$17,769	$11,019	$2,978		$32,634		$20,934	$23,244	$12,880	$7,301	$1,589
Ratio of Expenses to Average Net Assets *(C)	0.24	%(D)	0.25%	0.27%	0.26%	0.27%	0.29	%(D)(E)	0.24	%(D)	0.25%	0.26%	0.26%	0.27%	0.29	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.62	%(D)	0.40%	0.47%	0.42%	0.46%	3.60	%(D)(E)	0.51	%(D)	0.45%	0.57%	0.48%	0.61%	5.48	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.33	%(D)	1.92%	2.15%	1.90%	2.02%	2.02	%(D)(E)	1.31	%(D)	1.91%	2.12%	1.92%	2.01%	1.96	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.18	%(D)	0.19%	0.21%	0.20%	0.21%	0.23%		0.18	%(D)	0.19%	0.20%	0.20%	0.21%	0.23%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2021		Period Jan 2, 2020 Ʊ to Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.43		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	2.67		(0.51)

Total from Investment Operations	2.75		(0.34)

Less Distributions:
Net Investment Income	(0.07)		(0.23)

Total Distributions	(0.07)		(0.23)

Net Asset Value, End of Period	$12.11		$9.43

Total Return	29.27	%(B)	(3.18	%)(B)

Net Assets, End of Period (thousands)	$1,846		$954
Ratio of Expenses to Average Net Assets *(C)	0.24	%(D)	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	4.43	%(D)	35.30	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.36	%(D)	2.18	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.18	%(D)	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which nine portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2021, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
DFA Two-Year Global Fixed Income Portfolio
	(IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	15%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
DFA Two-Year Global Fixed Income Portfolio
	(IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	17%
	DFA Inflation-Protected Securities Portfolio (IDG)	—

26

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	13%
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	2%

Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—

27

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2021, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and

29

Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2025 Target Date Retirement Income Fund	0.06%	$8	$2	$69
Dimensional 2030 Target Date Retirement Income Fund	0.06%	10	2	72
Dimensional 2035 Target Date Retirement Income Fund	0.06%	6	2	78
Dimensional 2040 Target Date Retirement Income Fund	0.06%	1	3	92
Dimensional 2045 Target Date Retirement Income Fund	0.06%	—	6	99
Dimensional 2050 Target Date Retirement Income Fund	0.06%	1	11	111
Dimensional 2055 Target Date Retirement Income Fund	0.06%	43	58	126
Dimensional 2060 Target Date Retirement Income Fund	0.06%	23	38	131
Dimensional 2065 Target Date Retirement Income Fund	0.06%	25	28	132

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2025 Target Date Retirement Income Fund	$2
Dimensional 2030 Target Date Retirement Income Fund	2
Dimensional 2035 Target Date Retirement Income Fund	1
Dimensional 2040 Target Date Retirement Income Fund	1

30

Dimensional 2045 Target Date Retirement Income Fund	$1
Dimensional 2050 Target Date Retirement Income Fund	1
Dimensional 2055 Target Date Retirement Income Fund	—
Dimensional 2060 Target Date Retirement Income Fund	—
Dimensional 2065 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$49,510	$7,877	$3,195	$ (8)	$661	$54,845	4,152	$401	$158
DFA LTIP Portfolio	50,532	10,421	8,590	1,357	(6,250)	47,470	4,347	379	2,470
U.S. Large Company Portfolio	19,953	1,146	5,634	1,458	3,085	20,008	638	155	431
U.S. Core Equity 1 Portfolio	19,990	565	6,505	1,760	4,155	19,965	591	125	—
Large Cap International Portfolio	9,414	260	2,808	449	2,008	9,323	347	79	—
Emerging Markets Core Equity Portfolio	6,227	72	1,868	395	1,251	6,077	232	24	—
International Core Equity Portfolio	4,723	67	1,485	240	1,110	4,655	292	35	—
DFA Short-Term Extended Quality Portfolio	3,832	155	738	10	—	3,259	296	6	—
DFA Two-Year Global Fixed Income Portfolio	3,830	173	733	1	(18)	3,253	327	20	—

Total	$168,011	$20,736	$31,556	$5,662	$6,002	$168,855	11,222	$1,224	$3,059

Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$46,813	$15,258	$4,896	$873	$(6,135)	$51,913	4,754	$394	$2,549
U.S. Large Company Portfolio	24,047	1,585	4,067	799	4,983	27,347	872	208	575
U.S. Core Equity 1 Portfolio	24,320	1,263	5,896	1,524	6,077	27,288	808	169	—
DFA Inflation-Protected Securities Portfolio	11,980	9,098	1,180	9	231	20,138	1,524	128	51
Large Cap International Portfolio	11,349	274	2,041	318	2,793	12,693	472	108	—
Emerging Markets Core Equity Portfolio	7,529	163	1,446	289	1,822	8,357	319	33	—
DFA Short-Term Extended Quality Portfolio	7,300	806	384	—	20	7,742	704	13	—
DFA Two-Year Global Fixed Income Portfolio	7,300	879	406	(2)	(36)	7,735	777	43	—
International Core Equity Portfolio	5,712	113	1,194	210	1,523	6,364	399	48	—

Total	$146,350	$29,439	$21,510	$4,020	$11,278	$169,577	10,629	$1,144	$3,175

31

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$26,183	$11,781	$1,327	$43	$(3,163)	$33,517	3,069	$233	$1,513
U.S. Large Company Portfolio	23,903	2,159	1,877	83	5,923	30,191	962	221	594
U.S. Core Equity 1 Portfolio	23,851	1,441	3,199	597	7,243	29,933	887	178	—
Large Cap International Portfolio	11,303	897	1,362	64	3,108	14,010	521	113	—
DFA Short-Term Extended Quality Portfolio	8,691	1,573	113	—	24	10,175	925	17	—
DFA Two-Year Global Fixed Income Portfolio	8,683	1,641	110	—	(48)	10,166	1,022	55	—
Emerging Markets Core Equity Portfolio	7,439	462	733	51	2,089	9,308	355	33	—
International Core Equity Portfolio	5,670	372	723	43	1,725	7,087	445	49	—
DFA Inflation-Protected Securities Portfolio	—	823	—	—	4	827	63	—	—

Total	$115,723	$21,149	$9,444	$881	$16,905	$145,214	8,249	$899	$2,107

Dimensional 2040 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$23,126	$1,893	$1,839	$291	$5,480	$28,951	923	$210	$560
U.S. Core Equity 1 Portfolio	23,224	1,416	3,289	559	6,942	28,852	855	170	—
Large Cap International Portfolio	10,957	512	1,152	60	2,984	13,361	497	108	—
DFA Short-Term Extended Quality Portfolio	9,560	1,784	124	—	27	11,247	1,022	18	—
DFA Two-Year Global Fixed Income Portfolio	9,568	1,870	153	—	(49)	11,236	1,129	57	—
Emerging Markets Core Equity Portfolio	6,753	485	407	32	1,952	8,815	336	31	—
International Core Equity Portfolio	5,537	189	707	52	1,645	6,716	422	47	—
DFA LTIP Portfolio	2,884	3,313	133	—	(415)	5,649	517	31	184

Total	$91,609	$11,462	$7,804	$994	$18,566	$114,827	5,701	$672	$744

Dimensional 2045 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$18,589	$2,076	$1,425	$171	$5,999	$25,410	753	$142	—
U.S. Large Company Portfolio	18,552	3,282	1,217	245	4,545	25,407	810	175	$453
Large Cap International Portfolio	8,730	1,348	832	9	2,459	11,714	436	90	—
Emerging Markets Core Equity Portfolio	5,805	643	416	9	1,645	7,686	293	26	—
International Core Equity Portfolio	4,377	448	337	5	1,366	5,859	368	38	—
DFA Short-Term Extended Quality Portfolio	3,223	1,854	212	1	9	4,875	443	6	—
DFA Two-Year Global Fixed Income Portfolio	3,226	1,876	215	—	(17)	4,870	489	20	—

Total	$62,502	$11,527	$4,654	$440	$16,006	$85,821	3,592	$497	$453

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2050 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$14,830	$2,996	$589	$2	$3,902	$21,141	674	$144	$372
U.S. Core Equity 1 Portfolio	14,824	2,009	819	83	4,969	21,066	624	117	—
Large Cap International Portfolio	6,956	1,341	520	17	1,994	9,788	364	74	—
Emerging Markets Core Equity Portfolio	4,662	765	392	10	1,344	6,389	244	21	—
International Core Equity Portfolio	3,475	559	264	13	1,105	4,888	307	31	—
DFA Short-Term Extended Quality Portfolio	1,215	588	128	—	4	1,679	153	2	—
DFA Two-Year Global Fixed Income Portfolio	1,216	597	129	(1)	(6)	1,677	169	8	—

Total	$47,178	$8,855	$2,841	$124	$13,312	$66,628	2,535	$397	$372

Dimensional 2055 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$7,864	$1,564	$320	$1	$2,064	$11,173	356	$76	$198
U.S. Core Equity 1 Portfolio	7,864	1,122	502	36	2,628	11,148	330	62	—
Large Cap International Portfolio	3,693	709	295	6	1,060	5,173	193	39	—
Emerging Markets Core Equity Portfolio	2,474	396	182	4	712	3,404	130	11	—
International Core Equity Portfolio	1,847	287	141	5	588	2,586	162	17	—
DFA Short-Term Extended Quality Portfolio	644	316	71	—	2	891	81	1	—
DFA Two-Year Global Fixed Income Portfolio	645	322	74	—	(3)	890	89	4	—

Total	$25,031	$4,716	$1,585	$52	$7,051	$35,265	1,341	$210	$198

Dimensional 2060 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$6,542	$2,349	$413	$7	$1,820	$10,305	329	$68	$172
U.S. Core Equity 1 Portfolio	6,538	1,951	565	7	2,343	10,274	303	56	—
Large Cap International Portfolio	3,076	1,167	398	3	923	4,771	178	35	—
Emerging Markets Core Equity Portfolio	2,054	643	186	3	623	3,137	120	10	—
International Core Equity Portfolio	1,531	520	184	4	512	2,383	150	15	—
DFA Short-Term Extended Quality Portfolio	548	347	76	—	2	821	75	1	—
DFA Two-Year Global Fixed Income Portfolio	549	354	80	—	(3)	820	82	4	—

Total	$20,838	$7,331	$1,902	$24	$6,220	$32,511	1,237	$189	$172

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2065 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$299	$215	$17	—	$87	$584	19	$3	$8
U.S. Core Equity 1 Portfolio	299	191	19	$1	110	582	17	3	—
Large Cap International Portfolio	140	105	17	—	42	270	10	2	—
Emerging Markets Core Equity Portfolio	94	62	7	—	28	177	7	—	—
International Core Equity Portfolio	70	45	5	—	24	134	8	1	—
DFA Short-Term Extended Quality Portfolio	24	23	1	—	—	46	4	—	—
DFA Two-Year Global Fixed Income Portfolio	26	20	1	—	—	45	5	—	—

Total	$952	$661	$67	$1	$291	$1,838	70	$9	$8

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2025 Target Date Retirement Income Fund
2019	$3,358	$116	—	$3,474
2020	2,369	432	—	2,801
Dimensional 2030 Target Date Retirement Income Fund
2019	3,357	143	—	3,500
2020	2,469	608	—	3,077
Dimensional 2035 Target Date Retirement Income Fund
2019	2,611	155	—	2,766
2020	2,111	408	—	2,519

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2040 Target Date Retirement Income Fund
2019	$2,072	$123	—	$2,195
2020	1,849	271	—	2,120
Dimensional 2045 Target Date Retirement Income Fund
2019	1,458	92	—	1,550
2020	1,323	185	—	1,508
Dimensional 2050 Target Date Retirement Income Fund
2019	1,218	61	—	1,279
2020	1,044	151	—	1,195
Dimensional 2055 Target Date Retirement Income Fund
2019	549	26	—	575
2020	555	60	—	615
Dimensional 2060 Target Date Retirement Income Fund
2019	383	20	—	403
2020	413	44	—	457
Dimensional 2065 Target Date Retirement Income Fund
2020	7	—	—	7

Dimensional 2065 Target Date Retirement Income Fund commenced operations on January 2, 2020, and did not pay any distributions for the year ended October 31, 2019.

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2025 Target Date Retirement Income Fund	$(88)	$(634)	$(722)
Dimensional 2030 Target Date Retirement Income Fund	(55)	(793)	(848)
Dimensional 2035 Target Date Retirement Income Fund	(27)	(377)	(404)
Dimensional 2040 Target Date Retirement Income Fund	(3)	(230)	(233)
Dimensional 2045 Target Date Retirement Income Fund	(7)	(211)	(218)
Dimensional 2050 Target Date Retirement Income Fund	(12)	(433)	(445)
Dimensional 2055 Target Date Retirement Income Fund	(3)	(84)	(87)
Dimensional 2060 Target Date Retirement Income Fund	(3)	(42)	(45)
Dimensional 2065 Target Date Retirement Income Fund	—	—	—

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As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2025 Target Date Retirement Income Fund	$630	$3,163	—	$30,784	$34,577
Dimensional 2030 Target Date Retirement Income Fund	390	3,564	—	29,716	33,670
Dimensional 2035 Target Date Retirement Income Fund	140	2,284	—	21,343	23,767
Dimensional 2040 Target Date Retirement Income Fund	—	1,658	—	14,313	15,971
Dimensional 2045 Target Date Retirement Income Fund	—	1,008	—	9,884	10,892
Dimensional 2050 Target Date Retirement Income Fund	82	1,331	—	8,579	9,992
Dimensional 2055 Target Date Retirement Income Fund	—	259	—	3,077	3,336
Dimensional 2060 Target Date Retirement Income Fund	—	165	—	2,112	2,277
Dimensional 2065 Target Date Retirement Income Fund	—	—	$(11)	35	24

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the following Portfolio had capital loss carryforwards available to offset future realized capital gains.

	Unlimited	Total
Dimensional 2065 Target Date Retirement Income Fund	$11	$11

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2025 Target Date Retirement Income Fund	$132,069	$37,906	—	$37,906
Dimensional 2030 Target Date Retirement Income Fund	128,581	42,485	—	42,485

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	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2035 Target Date Retirement Income Fund	$107,097	$39,133	—	$39,133
Dimensional 2040 Target Date Retirement Income Fund	82,009	34,015	$(290)	33,725
Dimensional 2045 Target Date Retirement Income Fund	60,072	26,570	—	26,570
Dimensional 2050 Target Date Retirement Income Fund	44,802	22,603	—	22,603
Dimensional 2055 Target Date Retirement Income Fund	25,248	10,711	—	10,711
Dimensional 2060 Target Date Retirement Income Fund	24,253	8,851	—	8,851
Dimensional 2065 Target Date Retirement Income Fund	1,562	339	—	339

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Futures Contracts: The Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering

37

into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts
Dimensional 2065 Target Date Retirement Income Fund	$1	$1	*

*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Dimensional 2025 Target Date Retirement Income Fund	0.83%	$505	45	$1	$1,621	—
Dimensional 2030 Target Date Retirement Income Fund	0.83%	355	39	—	1,392	—
Dimensional 2035 Target Date Retirement Income Fund	0.83%	309	33	—	1,152	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Dimensional 2040 Target Date Retirement Income Fund	0.83%	$311	15	—	$929	—
Dimensional 2045 Target Date Retirement Income Fund	0.83%	222	15	—	593	—
Dimensional 2050 Target Date Retirement Income Fund	0.84%	346	9	—	501	—
Dimensional 2055 Target Date Retirement Income Fund	0.84%	228	6	—	264	—
Dimensional 2060 Target Date Retirement Income Fund	0.84%	224	8	—	239	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

39

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the _Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

K. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

L. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2025 Target Date Retirement Income Fund	6	76%
Dimensional 2030 Target Date Retirement Income Fund	7	82%
Dimensional 2035 Target Date Retirement Income Fund	6	76%
Dimensional 2040 Target Date Retirement Income Fund	6	80%
Dimensional 2045 Target Date Retirement Income Fund	5	77%
Dimensional 2050 Target Date Retirement Income Fund	6	81%
Dimensional 2055 Target Date Retirement Income Fund	4	72%
Dimensional 2060 Target Date Retirement Income Fund	5	86%
Dimensional 2065 Target Date Retirement Income Fund	4	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

40

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

41

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

43

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for each Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

45

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

46

DFA043021-053S 00262283

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Dimensional 2010 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,084.40	0.19%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

Dimensional 2015 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,084.30	0.18%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Dimensional 2020 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,077.30	0.19%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2010 Target Date Retirement Income Fund	100.0%
Dimensional 2015 Target Date Retirement Income Fund	100.0%
Dimensional 2020 Target Date Retirement Income Fund	100.0%

4

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc	1,103,264	$14,574,120
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc	48,626	1,641,624
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc	52,330	1,641,573
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc	121,461	1,251,052
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc	28,517	766,236
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc	19,156	502,279
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc	24,238	386,115

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $17,068,253)		$20,762,999

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $34,923)	34,923	34,923

TOTAL INVESTMENTS — (100.0%) (Cost $17,103,176)		$20,797,922

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$20,762,999	—	—	$20,762,999
Temporary Cash Investments	34,923	—	—	34,923

TOTAL	$20,797,922	—	—	$20,797,922

See accompanying Notes to Financial Statements.

5

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc	2,197,923	$29,034,564
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc	114,419	3,589,324
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc	106,128	3,582,885
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc	312,432	3,411,762
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc	61,857	1,662,087
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc	41,370	1,084,724
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc	52,129	830,413

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $34,596,336)		$43,195,759

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $52,368)	52,368	52,368

TOTAL INVESTMENTS — (100.0%) (Cost $34,648,704)		$43,248,127

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$43,195,759	—	—	$43,195,759
Temporary Cash Investments	52,368	—	—	52,368

TOTAL	$43,248,127	—	—	$43,248,127

See accompanying Notes to Financial Statements.

6

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc	5,376,019	$71,017,210
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc	2,082,152	22,737,101
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc	330,053	10,353,771
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc	306,036	10,331,777
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc	178,594	4,798,804
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc	119,597	3,135,833
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc	150,872	2,403,389

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $100,602,712)		$124,777,885

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $9,785)	9,785	9,785

TOTAL INVESTMENTS — (100.0%) (Cost $100,612,497)		$124,787,670

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$124,777,885	—	—	$124,777,885
Temporary Cash Investments	9,785	—	—	9,785

TOTAL	$124,787,670	—	—	$124,787,670

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2010 Target Date Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$20,763	$43,196	$124,778
Temporary Cash Investments at Value & Cost	35	52	10
Receivables:
Affiliated Investment Companies Sold	—	—	85
Fund Shares Sold	52	9	158
Due from Advisor	3	3	1
Prepaid Expenses and Other Assets	7	7	8

Total Assets	20,860	43,267	125,040

LIABILITIES:
Payables:
Fund Shares Redeemed	—	3	7
Accrued Expenses and Other Liabilities	37	40	41

Total Liabilities	37	43	48

NET ASSETS	$20,823	$43,224	$124,992

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $20,823; $43,224 and $124,992 and shares outstanding of 1,658,959, 3,371,588 and 9,386,405, respectively	$12.55	$12.82	$13.32

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$17,068	$34,596	$100,603

NET ASSETS CONSIST OF:
Paid-In Capital	$17,047	$33,849	$96,833
Total Distributable Earnings (Loss)	3,776	9,375	28,159

NET ASSETS	$20,823	$43,224	$124,992

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$142	$311	$1,005

Total Investment Income	142	311	1,005

Expenses
Accounting & Transfer Agent Fees	7	7	11
Custodian Fees	—	1	1
Filing Fees	9	12	17
Shareholders’ Reports	6	6	5
Directors’/Trustees’ Fees & Expenses	—	—	1
Professional Fees	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	1	—	1
Other	2	3	7

Total Expenses	25	29	44

Fees Waived, Expenses Reimbursed by Advisor (Note C)	18	17	5

Net Expenses	7	12	39

Net Investment Income (Loss)	135	299	966

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	75	310	1,654
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	172	895	3,251
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,232	1,857	3,636

Net Realized and Unrealized Gain (Loss)	1,479	3,062	8,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,614	$3,361	$9,507

See accompanying Notes to Financial Statements.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund		Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$135	$216	$299	$542	$966	$1,497
Capital Gain Distributions Received from Affiliated
Investment Companies	75	44	310	113	1,654	261
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	172	240	895	1,266	3,251	2,202
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,232	795	1,857	2,115	3,636	8,411

Net Increase (Decrease) in Net Assets Resulting from Operations	1,614	1,295	3,361	4,036	9,507	12,371

Distributions:
Institutional Class Shares	(462)	(296)	(1,274)	(589)	(3,130)	(2,162)
Capital Share Transactions (1):
Shares Issued	2,478	5,095	6,203	8,581	16,097	48,289
Shares Issued in Lieu of Cash Distributions	462	296	1,274	589	3,127	2,160
Shares Redeemed	(2,221)	(7,119)	(7,790)	(22,737)	(26,419)	(55,228)

Net Increase (Decrease) from Capital Share Transactions	719	(1,728)	(313)	(13,567)	(7,195)	(4,779)

Total Increase (Decrease) in Net Assets	1,871	(729)	1,774	(10,120)	(818)	5,430
Net Assets
Beginning of Period	18,952	19,681	41,450	51,570	125,810	120,380

End of Period	$20,823	$18,952	$43,224	$41,450	$124,992	$125,810

(1) Shares Issued and Redeemed:
Shares Issued	201	435	492	721	1,224	3,958
Shares Issued in Lieu of Cash Distributions	38	26	102	51	240	180
Shares Redeemed	(181)	(628)	(618)	(1,946)	(2,013)	(4,584)

Net Increase (Decrease) from Shares Issued and Redeemed	58	(167)	(24)	(1,174)	(549)	(446)

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2010 Target Date Retirement Income Fund								Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$11.84		$11.13	$10.32	$10.76	$10.44	$10.00		$12.20		$11.28	$10.34	$10.83	$10.54	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.14	0.23	0.30	0.20	0.15		0.09		0.14	0.23	0.31	0.21	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.91		0.76	0.80	(0.41)	0.35	0.42		0.92		0.93	0.94	(0.45)	0.32	0.51

Total from Investment Operations	0.99		0.90	1.03	(0.11)	0.55	0.57		1.01		1.07	1.17	(0.14)	0.53	0.67
Less Distributions:
Net Investment Income	(0.08)		(0.14)	(0.22)	(0.30)	(0.21)	(0.13)		(0.09)		(0.14)	(0.23)	(0.31)	(0.22)	(0.13)
Net Realized Gains	(0.20)		(0.05)	—	(0.03)	(0.02)	—		(0.30)		(0.01)	(—)	(0.04)	(0.02)	—

Total Distributions	(0.28)		(0.19)	(0.22)	(0.33)	(0.23)	(0.13)		(0.39)		(0.15)	(0.23)	(0.35)	(0.24)	(0.13)
Net Asset Value, End of Period	$12.55		$11.84	$11.13	$10.32	$10.76	$10.44		$12.82		$12.20	$11.28	$10.34	$10.83	$10.54

Total Return	8.44	%(B)	8.09%	10.09%	(1.10%)	5.31%	5.70	%(B)	8.43	%(B)	9.58%	11.39%	(1.42%)	5.08%	6.67	%(B)
Net Assets, End of Period (thousands)	$20,823		$18,952	$19,681	$15,016	$14,782	$8,982		$43,224		$41,450	$51,570	$48,518	$32,771	$24,434
Ratio of Expenses to Average Net Assets *(C)	0.19	%(D)	0.20%	0.21%	0.20%	0.20%	0.21	%(D)(E)	0.18	%(D)	0.19%	0.19%	0.19%	0.20%	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.37	%(D)	0.45%	0.55%	0.38%	0.45%	0.89	%(D)(E)	0.26	%(D)	0.29%	0.33%	0.27%	0.29%	0.47	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.35	%(D)	1.22%	2.10%	2.77%	1.93%	1.49	%(D)(E)	1.46	%(D)	1.23%	2.09%	2.83%	2.00%	1.57	%(D)(E)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13	%(D)	0.14%	0.15%	0.14%	0.14%	0.15%		0.12	%(D)	0.13%	0.13%	0.13%	0.14%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$12.66		$11.60	$10.52	$11.03	$10.58	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.15	0.24	0.31	0.22	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.87		1.12	1.11	(0.48)	0.45	0.56

Total from Investment Operations	0.97		1.27	1.35	(0.17)	0.67	0.74
Less Distributions:
Net Investment Income	(0.10)		(0.15)	(0.24)	(0.32)	(0.22)	(0.16)
Net Realized Gains	(0.21)		(0.06)	(0.03)	(0.02)	—	—

Total Distributions	(0.31)		(0.21)	(0.27)	(0.34)	(0.22)	(0.16)
Net Asset Value, End of Period	$13.32		$12.66	$11.60	$10.52	$11.03	$10.58

Total Return	7.73	%(B)	11.11%	12.94%	(1.67%)	6.50%	7.40	%(B)
Net Assets, End of Period (thousands)	$124,992		$125,810	$120,380	$100,643	$86,819	$54,543
Ratio of Expenses to Average Net Assets *(C)	0.19	%(D)	0.20%	0.21%	0.21%	0.22%	0.23	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.20	%(D)	0.22%	0.25%	0.24%	0.26%	0.37	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.49	%(D)	1.27%	2.15%	2.77%	2.07%	1.76	%(D)(E)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13	%(D)	0.14%	0.15%	0.15%	0.16%	0.17%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, three of which, the Dimensional 2010 Target Date Retirement Income Fund, the Dimensional 2015 Target Date Retirement Income Fund , and the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2021, the Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
Dimensional 2010 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—

Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	1%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—

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Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	7%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January

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following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio. For the six months ended April 30, 2021, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2010 Target Date Retirement Income Fund	0.06%	$1	$18	$144

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Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2015 Target Date Retirement Income Fund	0.06%	—	$17	$151
Dimensional 2020 Target Date Retirement Income Fund	0.06%	$1	5	93

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2010 Target Date Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	$1
Dimensional 2020 Target Date Retirement Income Fund	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$13,203	$1,910	$706	$(1)	$168	$14,574	1,103	$106	$41
U.S. Core Equity 1 Portfolio	1,473	117	408	72	388	1,642	49	10	—
U.S. Large Company Portfolio	1,468	175	356	46	309	1,642	52	13	34
DFA One-Year Fixed Income Portfolio	1,384	143	276	—	—	1,251	121	—	—
Large Cap International Portfolio	692	49	164	17	172	766	29	6	—
Emerging Markets Core Equity Portfolio	462	31	119	23	105	502	19	2	—
International Core Equity Portfolio	346	22	87	15	90	386	24	3	—

Total	$19,028	$2,447	$2,116	$172	$1,232	$20,763	1,397	$140	$75

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$28,395	$3,291	$3,016	$92	$273	$29,035	2,198	$215	$85
U.S. Large Company Portfolio	3,322	417	926	221	555	3,589	114	27	74
U.S. Core Equity 1 Portfolio	3,323	352	1,095	296	707	3,583	106	22	—
DFA LTIP Portfolio	3,069	1,261	606	101	(413)	3,412	312	24	151
Large Cap International Portfolio	1,561	186	499	82	332	1,662	62	14	—
Emerging Markets Core Equity Portfolio	1,052	111	356	64	214	1,085	41	4	—
International Core Equity Portfolio	782	90	270	39	189	830	52	6	—

Total	$41,504	$5,708	$6,768	$895	$1,857	$43,196	2,885	$312	$310

Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$72,922	$6,134	$8,929	$134	$756	$71,017	5,376	$590	$237
DFA LTIP Portfolio	22,773	5,063	2,651	177	(2,625)	22,737	2,082	179	1,170
U.S. Large Company Portfolio	9,998	637	2,670	879	1,510	10,354	330	87	247
U.S. Core Equity 1 Portfolio	10,021	393	3,228	1,246	1,900	10,332	306	70	—
Large Cap International Portfolio	4,690	189	1,379	331	968	4,799	179	45	—
Emerging Markets Core Equity Portfolio	3,134	85	974	302	589	3,136	120	14	—
International Core Equity Portfolio	2,354	90	761	182	538	2,403	151	20	—

Total	$125,892	$12,591	$20,592	$3,251	$3,636	$124,778	8,544	$1,005	$1,654

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

17

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2010 Target Date Retirement Income Fund
2019	$397	—	—	$397
2020	216	$80	—	296
Dimensional 2015 Target Date Retirement Income Fund
2019	1,014	4	—	1,018
2020	540	49	—	589
Dimensional 2020 Target Date Retirement Income Fund
2019	2,351	297	—	2,648
2020	1,532	630	—	2,162

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2010 Target Date Retirement Income Fund	$(1)	$(51)	$(52)
Dimensional 2015 Target Date Retirement Income Fund	(11)	(221)	(232)
Dimensional 2020 Target Date Retirement Income Fund	(177)	(328)	(505)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2010 Target Date Retirement Income Fund	$4	$324	$2,298	$2,626
Dimensional 2015 Target Date Retirement Income Fund	80	895	6,315	7,290
Dimensional 2020 Target Date Retirement Income Fund	99	2,066	19,618	21,783

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$17,267	$3,695	$(1)	$3,694
Dimensional 2015 Target Date Retirement Income Fund	35,077	8,599	—	8,599
Dimensional 2020 Target Date Retirement Income Fund	101,532	24,175	—	24,175

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Dimensional 2010 Target Date Retirement Income Fund	0.84%	$153	9	—	$179	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Dimensional 2015 Target Date Retirement Income Fund	0.83%	$253	26	—	$385	—
Dimensional 2020 Target Date Retirement Income Fund	0.83%	663	23	—	1,266	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a

20

fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

K. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2010 Target Date Retirement Income Fund	5	78%
Dimensional 2015 Target Date Retirement Income Fund	9	89%
Dimensional 2020 Target Date Retirement Income Fund	5	79%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

22

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

24

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for each Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

25

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

26

DFA043021-054S 00262282

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Large Cap Equity Portfolio	Series of Registrant

U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA Global Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

World ex U.S. Targeted Value Portfolio	Series of Registrant

World ex U.S. Core Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Social Core Equity 2 Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

International Social Core Equity Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

Tax-Managed U.S. Equity Portfolio	Series of Registrant

Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant

Tax-Managed U.S. Small Cap Portfolio	Series of Registrant

T.A. U.S. Core Equity 2 Portfolio	Series of Registrant

Tax-Managed DFA International Value Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

T.A. World ex U.S. Core Equity Portfolio	Series of Registrant

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

U.S. Large Cap Growth Portfolio	Series of Registrant

U.S. Small Cap Growth Portfolio	Series of Registrant

International Large Cap Growth Portfolio	Series of Registrant

International Small Cap Growth Portfolio	Series of Registrant

U.S. High Relative Profitability Portfolio	Series of the Registrant

International High Relative Profitability Portfolio	Series of the Registrant

Emerging Markets Sustainability Core 1 Portfolio	Series of Registrant

Emerging Markets Targeted Value Portfolio	Series of the Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

U.S. Sustainability Targeted Value Portfolio	Series of Registrant

U.S. LARGE CAP EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (10.3%)
	Activision Blizzard, Inc.	33,967	$3,097,451
*	Alphabet, Inc., Class A	12,394	29,169,279
*	Alphabet, Inc., Class C	12,311	29,670,987
*	Altice USA, Inc., Class A	27,632	1,003,318
*	Angi, Inc.	5,900	94,459
	AT&T, Inc.	378,742	11,896,286
	Cable One, Inc.	641	1,147,390
#*	Charter Communications, Inc., Class A	8,231	5,543,167
	Comcast Corp., Class A	283,704	15,929,980
#*	Discovery, Inc., Class A	21,517	810,330
*	Discovery, Inc., Class C	44,675	1,443,449
*	DISH Network Corp., Class A	30,038	1,345,402
	Electronic Arts, Inc.	19,279	2,739,160
*	Facebook, Inc., Class A	116,865	37,990,474
#	Fox Corp., Class A	34,757	1,300,607
	Fox Corp., Class B	26,067	948,317
*	IAC/InterActiveCorp.	4,636	1,175,087
	Interpublic Group of Cos., Inc. (The)	69,400	2,203,450
*	Liberty Broadband Corp., Class A	2,108	332,368
*	Liberty Broadband Corp., Class C	19,797	3,221,368
*	Liberty Media Corp.-Liberty Formula One, Class C	24,880	1,167,867
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	381,539
*	Liberty Media Corp.-Liberty SiriusXM, Class C	20,026	905,776
#*	Live Nation Entertainment, Inc.	8,634	706,952
	Lumen Technologies, Inc.	174,306	2,236,346
#*	Match Group, Inc.	13,161	2,048,246
*	Netflix, Inc.	18,989	9,750,282
	New York Times Co. (The), Class A	12,013	545,510
	News Corp., Class A	36,005	943,151
	News Corp., Class B	17,470	424,696
	Omnicom Group, Inc.	32,803	2,698,375
*	Pinterest, Inc., Class A	13,691	908,672
*	Roku, Inc.	3,149	1,080,013
#	Sirius XM Holdings, Inc.	73,704	449,594
#*	Snap, Inc., Class A	28,929	1,788,391
#*	Spotify Technology SA	2,794	704,423
*	Take-Two Interactive Software, Inc.	7,849	1,376,558
*	T-Mobile US, Inc.	28,690	3,790,810
*	Twitter, Inc.	29,504	1,629,211
	Verizon Communications, Inc.	330,179	19,081,044
#	ViacomCBS, Inc., Class A	868	39,234
	ViacomCBS, Inc., Class B	48,997	2,009,857
*	Walt Disney Co. (The)	67,964	12,642,663
*	Zillow Group, Inc., Class A	7,062	941,718
#*	Zillow Group, Inc., Class C	9,662	1,257,219
*	Zynga, Inc., Class A	86,080	931,386

TOTAL COMMUNICATION SERVICES			221,501,862

CONSUMER DISCRETIONARY — (11.9%)
	Advance Auto Parts, Inc.	7,604	1,522,017
*	Amazon.com, Inc.	19,164	66,449,637
*	Aptiv P.L.C.	22,945	3,301,556
	Aramark	22,022	855,995

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Autoliv, Inc.	6,133	$617,348
*	AutoZone, Inc.	1,041	1,524,149
	Best Buy Co., Inc.	30,127	3,502,866
*	Booking Holdings, Inc.	1,186	2,924,771
	BorgWarner, Inc.	24,939	1,211,537
*	Bright Horizons Family Solutions, Inc.	6,633	960,657
*	Burlington Stores, Inc.	1,710	558,024
*	Caesars Entertainment, Inc.	15,188	1,485,994
*	Capri Holdings, Ltd.	2,200	121,176
*	CarMax, Inc.	20,731	2,762,198
*	Carnival Corp.	66,617	1,862,611
#*	Carvana Co.	1,784	508,904
#*	Chegg, Inc.	8,910	804,840
#*	Chewy, Inc., Class A	2,699	215,164
*	Chipotle Mexican Grill, Inc.	1,110	1,656,153
#	Churchill Downs, Inc.	2,600	549,900
	Darden Restaurants, Inc.	13,843	2,031,045
*	Deckers Outdoor Corp.	2,689	909,420
	Dollar General Corp.	13,937	2,992,971
*	Dollar Tree, Inc.	29,035	3,336,122
	Domino’s Pizza, Inc.	1,659	700,662
	DR Horton, Inc.	36,935	3,630,341
	eBay, Inc.	56,639	3,159,890
*	Etsy, Inc.	4,630	920,398
	Expedia Group, Inc.	5,326	938,601
#*	Five Below, Inc.	5,074	1,021,244
*	Floor & Decor Holdings, Inc., Class A	8,043	892,130
*	Ford Motor Co.	346,475	3,998,322
	Gap, Inc. (The)	26,334	871,655
	Garmin, Ltd.	19,421	2,665,338
	General Motors Co.	79,950	4,574,739
	Gentex Corp.	40,019	1,407,868
	Genuine Parts Co.	15,878	1,984,274
	Hasbro, Inc.	17,370	1,727,447
*	Hilton Worldwide Holdings, Inc.	11,715	1,507,721
	Home Depot, Inc. (The)	45,151	14,614,024
*	Hyatt Hotels Corp., Class A	294	24,205
	Kohl’s Corp.	8,581	503,361
*	L Brands, Inc.	15,849	1,044,449
	Las Vegas Sands Corp.	20,641	1,264,468
	Lear Corp.	6,405	1,177,495
	Lennar Corp., Class A	24,214	2,508,570
	Lennar Corp., Class B	1,223	98,537
	Levi Strauss & Co., Class A	5,125	147,908
	Lithia Motors, Inc., Class A	3,116	1,197,728
*	LKQ Corp.	41,210	1,924,919
	Lowe’s Cos., Inc.	42,148	8,271,545
*	Lululemon Athletica, Inc.	5,663	1,898,634
*	Marriott International, Inc., Class A	13,157	1,954,078
	McDonald’s Corp.	32,308	7,627,273
	MGM Resorts International	28,027	1,141,259
*	Mohawk Industries, Inc.	5,504	1,131,072
	Newell Brands, Inc.	37,607	1,013,885
	NIKE, Inc., Class B	54,206	7,188,800
#*	Norwegian Cruise Line Holdings, Ltd.	20,565	638,543
*	NVR, Inc.	402	2,017,276
*	O’Reilly Automotive, Inc.	4,247	2,348,081
#*	Penn National Gaming, Inc.	11,099	989,143
	Pool Corp.	3,087	1,304,319

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PulteGroup, Inc.	34,755	$2,054,716
	Ralph Lauren Corp.	3,600	479,844
#*	RH	1,509	1,038,222
	Ross Stores, Inc.	18,524	2,425,533
#	Royal Caribbean Cruises, Ltd.	19,439	1,690,221
	Service Corp. International	31,732	1,695,758
	Starbucks Corp.	48,390	5,540,171
	Tapestry, Inc.	19,297	923,361
	Target Corp.	31,433	6,514,804
#*	Tesla, Inc.	26,426	18,747,661
	TJX Cos., Inc. (The)	49,498	3,514,358
	Tractor Supply Co.	10,104	1,905,614
*	Ulta Beauty, Inc.	6,670	2,196,765
*	Under Armour, Inc., Class A	13,004	316,127
*	Under Armour, Inc., Class C	15,214	302,911
	Vail Resorts, Inc.	4,361	1,418,023
	VF Corp.	31,495	2,760,852
#*	Wayfair, Inc., Class A	2,776	820,502
	Whirlpool Corp.	11,760	2,780,652
	Williams-Sonoma, Inc.	8,527	1,455,985
*	Wynn Resorts, Ltd.	8,651	1,110,788
	Yum! Brands, Inc.	13,047	1,559,377

TOTAL CONSUMER DISCRETIONARY			255,947,502

CONSUMER STAPLES — (6.2%)
	Altria Group, Inc.	105,727	5,048,464
	Archer-Daniels-Midland Co.	47,640	3,007,513
#*	Beyond Meat, Inc.	1,951	256,908
*	Boston Beer Co., Inc. (The), Class A	807	981,707
	Brown-Forman Corp., Class A	3,116	222,327
	Brown-Forman Corp., Class B	15,003	1,144,429
	Bunge, Ltd.	15,002	1,266,469
#	Campbell Soup Co.	29,714	1,418,844
	Church & Dwight Co., Inc.	19,598	1,680,333
#	Clorox Co. (The)	7,241	1,321,483
	Coca-Cola Co. (The)	204,227	11,024,173
	Colgate-Palmolive Co.	35,913	2,898,179
	Conagra Brands, Inc.	42,947	1,592,904
	Constellation Brands, Inc., Class A	12,433	2,987,899
	Costco Wholesale Corp.	22,042	8,201,608
*	Darling Ingredients, Inc.	19,863	1,379,485
	Estee Lauder Cos., Inc. (The), Class A	12,839	4,028,878
	General Mills, Inc.	55,502	3,377,852
	Hershey Co. (The)	8,730	1,434,339
#	Hormel Foods Corp.	47,469	2,193,068
#	JM Smucker Co. (The)	11,956	1,566,116
#	Kellogg Co.	33,268	2,076,589
#	Keurig Dr Pepper, Inc.	41,060	1,472,001
	Kimberly-Clark Corp.	14,860	1,981,135
	Kraft Heinz Co. (The)	50,101	2,068,670
	Kroger Co. (The)	105,546	3,856,651
	Lamb Weston Holdings, Inc.	12,104	974,372
	McCormick & Co. Inc.	17,928	1,619,974
	Molson Coors Beverage Co., Class B	21,566	1,185,052
	Mondelez International, Inc., Class A	59,110	3,594,479
*	Monster Beverage Corp.	28,657	2,781,162
	PepsiCo, Inc.	76,559	11,036,745
	Philip Morris International, Inc.	64,433	6,121,135
	Procter & Gamble Co. (The)	124,470	16,606,787

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Sysco Corp.	28,709	$2,432,514
	Tyson Foods, Inc., Class A	30,784	2,384,221
*	US Foods Holding Corp.	14,901	617,795
	Walgreens Boots Alliance, Inc.	61,264	3,253,118
	Walmart, Inc.	79,532	11,127,322

TOTAL CONSUMER STAPLES			132,222,700

ENERGY — (2.7%)
#	Baker Hughes Co.	53,555	1,075,384
	Cabot Oil & Gas Corp.	43,013	717,027
*	Cheniere Energy, Inc.	14,592	1,131,172
	Chevron Corp.	72,140	7,435,470
	ConocoPhillips	73,093	3,737,976
*	Continental Resources, Inc.	11,920	324,701
	Devon Energy Corp.	52,997	1,239,070
	Diamondback Energy, Inc.	11,317	924,938
	EOG Resources, Inc.	41,608	3,064,013
	Exxon Mobil Corp.	157,133	8,994,293
	Halliburton Co.	121,583	2,378,164
	Hess Corp.	34,057	2,537,587
	Kinder Morgan, Inc.	130,954	2,232,766
	Marathon Oil Corp.	39,471	444,443
	Marathon Petroleum Corp.	54,909	3,055,686
#	New Fortress Energy, Inc.	4,200	178,584
	Occidental Petroleum Corp.	96,598	2,449,725
	ONEOK, Inc.	37,953	1,986,460
	Phillips 66	23,227	1,879,297
	Pioneer Natural Resources Co.	16,705	2,569,730
	Schlumberger, N.V	173,517	4,693,635
	Valero Energy Corp.	35,354	2,614,782
	Williams Cos., Inc. (The)	104,801	2,552,952

TOTAL ENERGY			58,217,855

FINANCIALS — (11.8%)
	Aflac, Inc.	49,485	2,658,829
*	Alleghany Corp.	1,591	1,080,241
	Allstate Corp. (The)	21,829	2,767,917
	Ally Financial, Inc.	52,249	2,688,211
	American Express Co.	43,776	6,713,050
	American Financial Group, Inc.	5,790	711,359
	American International Group, Inc.	74,843	3,626,143
	Ameriprise Financial, Inc.	16,631	4,297,450
#	Aon P.L.C., Class A	12,949	3,255,897
*	Arch Capital Group, Ltd.	34,515	1,370,591
	Ares Management Corp., Class A	7,408	389,068
	Arthur J Gallagher & Co.	20,478	2,968,286
	Assurant, Inc.	4,759	740,500
*	Athene Holding, Ltd., Class A	9,624	574,264
	Bank of America Corp.	290,728	11,783,206
	Bank of New York Mellon Corp. (The)	74,955	3,738,755
*	Berkshire Hathaway, Inc., Class B	68,126	18,731,244
	BlackRock, Inc.	6,888	5,643,338
	Blackstone Group, Inc. (The), Class A	29,831	2,639,745
	Brown & Brown, Inc.	31,425	1,671,182
	Capital One Financial Corp.	18,382	2,740,389
	Cboe Global Markets, Inc.	12,656	1,320,907
	Charles Schwab Corp. (The)	73,902	5,202,701
	Chubb, Ltd.	16,855	2,892,149

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cincinnati Financial Corp.	14,046	$1,582,703
	Citigroup, Inc.	77,723	5,536,987
	Citizens Financial Group, Inc.	39,130	1,810,936
	CME Group, Inc.	13,755	2,778,372
	CNA Financial Corp.	6,080	285,334
	Comerica, Inc.	7,177	539,423
#	Commerce Bancshares, Inc.	14,883	1,158,046
	Discover Financial Services	32,014	3,649,596
	East West Bancorp, Inc.	10,673	812,749
#	Equitable Holdings, Inc.	43,684	1,495,303
#	Erie Indemnity Co., Class A	4,776	1,022,160
	Everest Re Group, Ltd.	4,304	1,191,993
	FactSet Research Systems, Inc.	3,388	1,139,113
	Fidelity National Financial, Inc.	31,376	1,431,373
	Fifth Third Bancorp	62,771	2,544,736
	First Horizon Corp.	37,946	694,032
	First Republic Bank	14,773	2,707,005
	Franklin Resources, Inc.	44,067	1,322,010
	Globe Life, Inc.	14,492	1,485,285
	Goldman Sachs Group, Inc. (The)	13,788	4,804,429
	Hartford Financial Services Group, Inc. (The)	37,905	2,500,214
	Huntington Bancshares, Inc.	90,043	1,379,459
	Interactive Brokers Group, Inc., Class A	3,600	257,472
	Intercontinental Exchange, Inc.	25,646	3,018,791
	Invesco, Ltd.	27,061	730,647
	JPMorgan Chase & Co.	150,358	23,126,564
	KeyCorp.	88,566	1,927,196
	KKR & Co., Inc.	49,256	2,786,905
	Lincoln National Corp.	23,979	1,537,773
	Loews Corp.	24,798	1,382,489
	LPL Financial Holdings, Inc.	10,135	1,588,155
	M&T Bank Corp.	10,868	1,713,775
*	Markel Corp.	1,217	1,431,703
	MarketAxess Holdings, Inc.	1,856	906,582
	Marsh & McLennan Cos., Inc.	27,764	3,767,575
	MetLife, Inc.	28,000	1,781,640
	Moody’s Corp.	9,694	3,167,127
	Morgan Stanley	76,119	6,283,624
	Morningstar, Inc.	4,414	1,169,754
	MSCI, Inc.	3,490	1,695,337
	Nasdaq, Inc.	18,135	2,929,528
	Northern Trust Corp.	21,845	2,485,961
	PNC Financial Services Group, Inc. (The)	15,976	2,986,713
	Principal Financial Group, Inc.	24,811	1,584,679
	Progressive Corp. (The)	37,314	3,759,012
	Prudential Financial, Inc.	32,980	3,309,873
	Raymond James Financial, Inc.	14,831	1,939,598
	Regions Financial Corp.	88,023	1,918,901
	Reinsurance Group of America, Inc.	3,812	497,580
	RenaissanceRe Holdings, Ltd.	5,085	858,399
	S&P Global, Inc.	10,392	4,056,933
	Santander Consumer USA Holdings, Inc.	16,281	552,577
	SEI Investments Co.	18,771	1,153,290
	Signature Bank	3,804	956,744
	State Street Corp.	30,179	2,533,527
*	SVB Financial Group	5,512	3,151,927
	Synchrony Financial	60,987	2,667,571
	T Rowe Price Group, Inc.	18,633	3,339,034
	Tradeweb Markets, Inc., Class A	6,784	551,404

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc. (The)	26,129	$4,041,111
	Truist Financial Corp.	50,076	2,970,008
	U.S. Bancorp	50,369	2,989,400
#	Voya Financial, Inc.	9,928	673,317
	Wells Fargo & Co.	146,284	6,590,094
	Western Alliance Bancorp	8,177	859,157
	Willis Towers Watson P.L.C.	11,186	2,895,608
	WR Berkley Corp.	15,551	1,239,726
	Zions Bancorp NA	7,160	399,528

TOTAL FINANCIALS			254,240,989

HEALTH CARE — (13.0%)
*	10X Genomics Inc., Class A	1,294	255,953
	Abbott Laboratories	83,517	10,028,721
	AbbVie, Inc.	93,295	10,402,392
*	ABIOMED, Inc.	3,738	1,198,889
*	Acceleron Pharma, Inc.	925	115,597
	Agilent Technologies, Inc.	21,773	2,909,744
*	Alexion Pharmaceuticals, Inc.	18,233	3,075,542
*	Align Technology, Inc.	3,347	1,993,239
#*	Alnylam Pharmaceuticals, Inc.	3,749	527,259
*	Amedisys, Inc.	2,200	593,670
	AmerisourceBergen Corp.	11,102	1,341,122
	Amgen, Inc.	33,467	8,020,032
	Anthem, Inc.	13,133	4,982,529
*	Arrowhead Pharmaceuticals, Inc.	4,758	346,192
#*	Avantor, Inc.	8,218	263,305
	Baxter International, Inc.	39,094	3,349,965
	Becton Dickinson and Co.	10,944	2,722,977
*	Biogen, Inc.	13,861	3,705,461
*	BioMarin Pharmaceutical, Inc.	11,388	887,353
*	Bio-Rad Laboratories, Inc., Class A	2,076	1,308,150
	Bio-Techne Corp.	3,107	1,328,211
*	Boston Scientific Corp.	51,954	2,265,194
#*	Bridgebio Pharma, Inc.	4,501	251,696
	Bristol-Myers Squibb Co.	98,719	6,162,040
	Bruker Corp.	12,075	827,379
	Cardinal Health, Inc.	36,997	2,232,399
*	Catalent, Inc.	15,212	1,710,894
*	Centene Corp.	35,830	2,212,144
	Cerner Corp.	28,301	2,123,990
*	Charles River Laboratories International, Inc.	4,943	1,643,300
	Chemed Corp.	1,883	897,457
	Cigna Corp.	18,777	4,675,661
	Cooper Cos., Inc. (The)	4,911	2,017,881
#*	CRISPR Therapeutics AG	3,480	456,820
	CVS Health Corp.	67,568	5,162,195
	Danaher Corp.	23,895	6,067,896
*	DaVita, Inc.	16,882	1,967,259
	Dentsply Sirona, Inc.	21,057	1,421,558
*	DexCom, Inc.	3,369	1,300,771
*	Edwards Lifesciences Corp.	22,248	2,125,129
*	Elanco Animal Health, Inc.	38,982	1,236,119
	Eli Lilly and Co.	44,466	8,127,051
	Encompass Health Corp.	13,865	1,176,584
*	Exact Sciences Corp.	9,085	1,197,585
*	Exelixis, Inc.	27,493	676,878
#*	Fate Therapeutics, Inc.	1,826	159,574
	Gilead Sciences, Inc.	75,972	4,821,943

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Guardant Health, Inc.	6,342	$1,008,251
	HCA Healthcare, Inc.	11,562	2,324,656
*	Henry Schein, Inc.	18,666	1,353,285
*	Hologic, Inc.	23,901	1,566,711
*	Horizon Therapeutics P.L.C.	16,733	1,583,276
	Humana, Inc.	7,830	3,486,229
*	IDEXX Laboratories, Inc.	4,742	2,603,311
*	Illumina, Inc.	5,434	2,134,693
*	Incyte Corp.	7,831	668,611
#*	Insulet Corp.	2,033	600,182
*	Intuitive Surgical, Inc.	3,915	3,386,475
*	IQVIA Holdings, Inc.	16,268	3,817,937
*	Jazz Pharmaceuticals P.L.C.	7,605	1,250,262
	Johnson & Johnson	139,039	22,625,816
*	Laboratory Corp. of America Holdings	8,361	2,222,939
*	Masimo Corp.	4,870	1,133,103
	McKesson Corp.	8,702	1,632,147
	Medtronic P.L.C.	50,262	6,580,301
	Merck & Co., Inc.	144,699	10,780,075
*	Mettler-Toledo International, Inc.	1,416	1,859,661
*	Mirati Therapeutics, Inc.	2,509	417,046
*	Moderna, Inc.	13,035	2,330,919
*	Molina Healthcare, Inc.	10,229	2,609,418
*	Natera, Inc.	3,951	434,689
*	Neurocrine Biosciences, Inc.	5,618	530,845
#*	Novavax, Inc.	2,810	665,773
*	Novocure, Ltd.	2,637	538,212
#*	Penumbra, Inc.	1,100	336,589
	PerkinElmer, Inc.	12,250	1,587,968
	Pfizer, Inc.	298,553	11,539,073
*	PRA Health Sciences, Inc.	5,288	882,514
#	Quest Diagnostics, Inc.	14,739	1,943,779
*	Regeneron Pharmaceuticals, Inc.	4,645	2,235,639
*	Repligen Corp.	4,145	877,538
	ResMed, Inc.	7,852	1,475,940
*	Seagen, Inc.	6,515	936,596
	STERIS P.L.C.	8,863	1,870,270
	Stryker Corp.	14,911	3,916,076
#*	Teladoc Health, Inc.	7,900	1,361,565
	Teleflex, Inc.	3,423	1,446,149
	Thermo Fisher Scientific, Inc.	17,848	8,392,665
*	Ultragenyx Pharmaceutical, Inc.	3,022	337,376
	UnitedHealth Group, Inc.	51,981	20,730,023
	Universal Health Services, Inc., Class B	9,183	1,362,849
*	Veeva Systems, Inc., Class A	4,984	1,407,731
*	Vertex Pharmaceuticals, Inc.	9,583	2,091,011
*	Viatris, Inc.	100,954	1,342,688
*	Waters Corp.	3,547	1,063,639
	West Pharmaceutical Services, Inc.	3,940	1,294,369
	Zimmer Biomet Holdings, Inc.	17,329	3,070,006
	Zoetis, Inc.	26,573	4,597,926

TOTAL HEALTH CARE			278,518,502

INDUSTRIALS — (11.7%)
	3M Co.	35,336	6,966,139
*	AECOM	10,806	717,843
	AGCO Corp.	5,168	754,115
*	Alaska Air Group, Inc.	4,800	331,872
	Allegion P.L.C.	8,851	1,189,397

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	AMERCO	2,734	$1,631,186
	AMETEK, Inc.	25,440	3,432,619
	AO Smith Corp.	19,515	1,322,141
*	Axon Enterprise, Inc.	1,949	295,488
*	Boeing Co. (The)	22,916	5,369,448
	Booz Allen Hamilton Holding Corp.	15,212	1,261,835
*	Builders FirstSource, Inc.	14,900	725,183
	Carlisle Cos., Inc.	7,637	1,463,631
	Carrier Global Corp.	67,295	2,932,716
	Caterpillar, Inc.	35,902	8,189,605
#	CH Robinson Worldwide, Inc.	13,435	1,304,270
	Cintas Corp.	10,381	3,582,898
*	Copart, Inc.	14,879	1,852,584
*	CoStar Group, Inc.	2,104	1,797,721
	CSX Corp.	48,320	4,868,240
	Cummins, Inc.	19,405	4,890,836
	Deere & Co.	16,908	6,270,332
*	Delta Air Lines, Inc.	25,706	1,206,126
	Donaldson Co., Inc.	9,555	600,818
	Dover Corp.	18,849	2,812,082
	Eaton Corp. P.L.C.	22,090	3,157,324
	Emerson Electric Co.	40,416	3,657,244
	Equifax, Inc.	8,946	2,050,692
	Expeditors International of Washington, Inc.	14,061	1,544,742
	Fastenal Co.	53,160	2,779,205
	FedEx Corp.	16,324	4,739,020
	Fortive Corp.	28,765	2,037,137
	Fortune Brands Home & Security, Inc.	20,152	2,115,557
*	Generac Holdings, Inc.	4,721	1,529,368
	General Dynamics Corp.	24,757	4,709,524
	General Electric Co.	342,783	4,497,313
	Graco, Inc.	20,394	1,566,259
	HEICO Corp.	4,109	578,547
	HEICO Corp., Class A	6,353	802,257
	Honeywell International, Inc.	38,172	8,513,883
*	Howmet Aerospace, Inc.	55,118	1,761,571
	Hubbell, Inc.	9,655	1,853,857
	Huntington Ingalls Industries, Inc.	3,381	717,854
	IDEX Corp.	5,552	1,244,758
	IHS Markit, Ltd.	21,845	2,350,085
	Illinois Tool Works, Inc.	17,977	4,142,979
*	Ingersoll Rand, Inc.	37,059	1,831,085
	Jacobs Engineering Group, Inc.	11,933	1,594,368
	JB Hunt Transport Services, Inc.	11,663	1,990,991
	Johnson Controls International P.L.C.	62,256	3,881,039
	Kansas City Southern	9,978	2,915,671
	Knight-Swift Transportation Holdings, Inc.	20,768	978,588
	L3Harris Technologies, Inc.	14,384	3,009,564
	Leidos Holdings, Inc.	18,976	1,921,889
	Lennox International, Inc.	2,835	950,689
	Lockheed Martin Corp.	14,260	5,426,786
#*	Lyft, Inc., Class A	12,945	720,519
	Masco Corp.	20,753	1,325,702
*	Middleby Corp. (The)	2,145	388,931
	Nielsen Holdings P.L.C.	12,600	323,190
	Nordson Corp.	5,277	1,115,611
	Norfolk Southern Corp.	13,283	3,709,145
	Northrop Grumman Corp.	10,314	3,655,694
	Old Dominion Freight Line, Inc.	10,204	2,630,693

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Oshkosh Corp.	2,300	$286,189
	Otis Worldwide Corp.	18,551	1,444,566
	Owens Corning	7,800	755,118
	PACCAR, Inc.	45,478	4,087,563
	Parker-Hannifin Corp.	16,328	5,123,890
	Pentair P.L.C.	23,752	1,532,242
*	Plug Power, Inc.	14,717	419,582
	Quanta Services, Inc.	12,431	1,201,332
	Raytheon Technologies Corp.	56,976	4,742,682
	Republic Services, Inc.	40,949	4,352,879
	Robert Half International, Inc.	8,547	748,803
	Rockwell Automation, Inc.	6,095	1,610,665
	Rollins, Inc.	20,878	778,332
	Roper Technologies, Inc.	5,991	2,674,622
*	Sensata Technologies Holding P.L.C.	13,480	778,335
	Snap-on, Inc.	7,954	1,889,870
	Southwest Airlines Co.	52,394	3,289,295
	Stanley Black & Decker, Inc.	14,992	3,099,896
#*	Sunrun, Inc.	14,009	686,441
*	Teledyne Technologies, Inc.	3,795	1,699,211
	Textron, Inc.	26,338	1,691,953
	Toro Co. (The)	13,627	1,561,654
	Trane Technologies P.L.C.	19,053	3,311,983
*	TransDigm Group, Inc.	2,409	1,478,500
	TransUnion	16,504	1,726,153
*	Trex Co., Inc.	13,726	1,482,271
*	Uber Technologies, Inc.	18,168	995,061
	Union Pacific Corp.	42,772	9,499,234
*	United Airlines Holdings, Inc.	40,453	2,200,643
	United Parcel Service, Inc., Class B	40,059	8,166,428
*	United Rentals, Inc.	12,781	4,089,281
	Verisk Analytics, Inc.	9,476	1,783,383
	Waste Management, Inc.	26,258	3,622,816
	Watsco, Inc.	4,256	1,246,412
	Westinghouse Air Brake Technologies Corp.	16,641	1,365,727
	WW Grainger, Inc.	5,375	2,330,278
*	XPO Logistics, Inc.	15,696	2,183,628
	Xylem, Inc.	15,049	1,665,172

TOTAL INDUSTRIALS			252,090,546

INFORMATION TECHNOLOGY — (24.4%)
	Accenture P.L.C., Class A	39,801	11,541,096
*	Adobe, Inc.	19,845	10,088,007
*	Advanced Micro Devices, Inc.	51,354	4,191,513
*	Akamai Technologies, Inc.	16,533	1,797,137
	Amdocs, Ltd.	19,202	1,473,561
	Amphenol Corp., Class A	34,486	2,322,287
	Analog Devices, Inc.	16,654	2,550,727
*	Anaplan, Inc.	4,921	293,538
*	ANSYS, Inc.	4,455	1,629,015
#*	Appian Corp.	1,652	200,189
	Apple, Inc.	751,894	98,843,985
	Applied Materials, Inc.	49,157	6,523,625
*	Arista Networks, Inc.	5,123	1,614,616
*	Arrow Electronics, Inc.	1,952	222,665
*	Aspen Technology, Inc.	7,818	1,022,907
*	Atlassian Corp. P.L.C., Class A	3,892	924,584
*	Autodesk, Inc.	9,645	2,815,472
	Automatic Data Processing, Inc.	24,079	4,502,532

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Avalara, Inc.	4,579	$648,890
#*	Bill.Com Holdings, Inc.	2,612	403,894
*	Black Knight, Inc.	10,632	769,969
	Broadcom, Inc.	21,823	9,955,653
	Broadridge Financial Solutions, Inc.	10,454	1,658,318
*	Cadence Design Systems, Inc.	12,379	1,631,181
	CDW Corp.	8,066	1,438,410
*	Ceridian HCM Holding, Inc.	10,295	972,672
*	Ciena Corp.	21,657	1,093,029
	Cisco Systems, Inc.	228,736	11,644,950
	Citrix Systems, Inc.	5,477	678,326
#*	Cloudflare, Inc., Class A	3,637	308,199
	Cognex Corp.	12,975	1,117,407
	Cognizant Technology Solutions Corp., Class A	37,689	3,030,196
*	Concentrix Corp.	4,700	730,286
	Corning, Inc.	69,592	3,076,662
*	Coupa Software, Inc.	1,724	463,825
#*	Cree, Inc.	6,917	687,688
*	Dell Technologies, Inc., Class C	10,042	987,430
*	DocuSign, Inc.	4,816	1,073,679
	Dolby Laboratories, Inc., Class A	6,404	649,814
*	Dropbox, Inc., Class A	16,311	419,193
*	Dynatrace, Inc.	10,927	568,641
#*	Elastic N.V	5,282	637,115
*	Enphase Energy, Inc.	7,421	1,033,374
	Entegris, Inc.	17,783	2,002,010
*	EPAM Systems, Inc.	3,336	1,527,054
*	F5 Networks, Inc.	7,289	1,361,294
*	Fair Isaac Corp.	2,188	1,140,845
#*	Fastly, Inc., Class A	2,223	141,983
	Fidelity National Information Services, Inc.	23,228	3,551,561
*	First Solar, Inc.	7,786	595,863
*	Fiserv, Inc.	21,476	2,579,697
#*	Five9, Inc.	2,442	459,023
*	FleetCor Technologies, Inc.	7,108	2,045,114
*	Flex, Ltd.	52,100	906,540
*	Fortinet, Inc.	8,340	1,703,278
*	Gartner, Inc.	9,011	1,765,075
	Genpact, Ltd.	28,087	1,334,975
	Global Payments, Inc.	11,158	2,394,842
*	Globant SA	2,100	481,278
*	GoDaddy, Inc., Class A	10,312	895,288
#*	Guidewire Software, Inc.	6,023	635,487
	Hewlett Packard Enterprise Co.	127,553	2,043,399
	HP, Inc.	58,083	1,981,211
*	HubSpot, Inc.	1,681	884,962
#*	II-VI, Inc.	5,731	384,779
	Intel Corp.	290,833	16,731,623
	International Business Machines Corp.	63,143	8,958,729
	Intuit, Inc.	11,522	4,748,908
#*	IPG Photonics Corp.	5,941	1,289,851
	Jack Henry & Associates, Inc.	5,190	845,088
	Juniper Networks, Inc.	28,091	713,230
*	Keysight Technologies, Inc.	15,734	2,271,203
	KLA Corp.	10,566	3,331,988
	Lam Research Corp.	7,295	4,526,183
*	Manhattan Associates, Inc.	3,535	485,143
#	Marvell Technology, Inc.	56,705	2,563,633
	Mastercard, Inc., Class A	48,945	18,699,927

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Maxim Integrated Products, Inc.	17,156	$1,612,664
	Microchip Technology, Inc.	26,081	3,919,713
*	Micron Technology, Inc.	58,942	5,073,138
	Microsoft Corp.	316,706	79,866,919
	MKS Instruments, Inc.	3,049	546,106
#*	MongoDB, Inc.	1,556	462,848
	Monolithic Power Systems, Inc.	2,464	890,440
	Motorola Solutions, Inc.	7,367	1,387,206
	NetApp, Inc.	17,569	1,312,229
	NortonLifeLock, Inc.	36,266	783,708
*	Nuance Communications, Inc.	17,200	914,524
	NVIDIA Corp.	24,309	14,594,637
#*	Okta, Inc.	3,266	880,840
*	ON Semiconductor Corp.	60,619	2,364,141
	Oracle Corp.	113,051	8,568,135
*	Palantir Technologies, Inc., Class A	19,350	445,824
*	Palo Alto Networks, Inc.	2,466	871,460
	Paychex, Inc.	29,974	2,922,165
*	Paycom Software, Inc.	3,091	1,188,211
*	Paylocity Holding Corp.	3,400	657,016
*	PayPal Holdings, Inc.	37,226	9,764,008
	Pegasystems, Inc.	5,725	726,732
*	PTC, Inc.	7,206	943,554
*	Qorvo, Inc.	12,423	2,337,636
	QUALCOMM, Inc.	65,514	9,093,343
#*	RingCentral, Inc., Class A	2,159	688,613
*	salesforce.com, Inc.	31,811	7,326,710
	Seagate Technology P.L.C.	29,107	2,702,294
*	ServiceNow, Inc.	5,604	2,837,697
	Skyworks Solutions, Inc.	14,017	2,541,703
*	Slack Technologies, Inc., Class A	13,751	583,042
*	SolarEdge Technologies, Inc.	3,802	1,001,979
*	Splunk, Inc.	5,032	636,145
#*	Square, Inc., Class A	9,451	2,313,794
	SS&C Technologies Holdings, Inc.	27,465	2,038,452
*	Synopsys, Inc.	8,369	2,067,645
	TE Connectivity, Ltd.	22,547	3,031,895
	Teradyne, Inc.	16,406	2,052,062
	Texas Instruments, Inc.	52,110	9,406,376
#*	Trade Desk, Inc. (The), Class A	1,645	1,199,715
*	Trimble, Inc.	21,977	1,802,114
*	Twilio, Inc., Class A	4,438	1,632,296
*	Tyler Technologies, Inc.	2,067	878,186
#	Ubiquiti, Inc.	404	115,273
	Universal Display Corp.	4,752	1,062,975
*	VeriSign, Inc.	4,927	1,077,880
#	Visa, Inc., Class A	82,332	19,229,462
*	VMware, Inc., Class A	4,647	747,377
	Western Digital Corp.	31,687	2,238,053
	Western Union Co. (The)	27,178	700,105
#*	WEX, Inc.	2,459	504,611
*	Workday, Inc., Class A	4,820	1,190,540
	Xilinx, Inc.	13,650	1,746,654
*	Zebra Technologies Corp., Class A	4,325	2,109,476
#*	Zendesk, Inc.	3,012	440,204
*	Zoom Video Communications, Inc., Class A	4,186	1,337,720
#*	Zscaler, Inc.	2,717	509,818

TOTAL INFORMATION TECHNOLOGY			524,095,384

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (4.0%)
	Air Products & Chemicals, Inc.	12,066	$3,480,800
	Albemarle Corp.	15,410	2,591,500
	Amcor P.L.C.	167,728	1,970,804
	AptarGroup, Inc.	10,979	1,655,743
	Avery Dennison Corp.	10,270	2,199,526
	Ball Corp.	23,950	2,242,678
*	Berry Global Group, Inc.	7,016	446,358
	Celanese Corp.	15,049	2,357,426
	CF Industries Holdings, Inc.	12,318	599,024
	Corteva, Inc.	62,560	3,050,426
	Crown Holdings, Inc.	16,854	1,850,569
	Dow, Inc.	65,689	4,105,562
	DuPont de Nemours, Inc.	13,807	1,064,658
	Eastman Chemical Co.	15,192	1,753,005
	Ecolab, Inc.	15,221	3,411,330
	FMC Corp.	16,378	1,936,535
	Freeport-McMoRan, Inc.	126,058	4,753,647
	International Flavors & Fragrances, Inc.	20,772	2,953,155
	International Paper Co.	50,564	2,932,712
	Linde P.L.C.	21,882	6,254,751
	LyondellBasell Industries NV, Class A	49,908	5,177,456
	Martin Marietta Materials, Inc.	6,247	2,205,941
	Mosaic Co. (The)	24,774	871,549
	Newmont Corp.	48,264	3,012,156
	Nucor Corp.	28,534	2,347,207
	Packaging Corp. of America	12,009	1,773,129
	PPG Industries, Inc.	19,802	3,390,894
	Reliance Steel & Aluminum Co.	8,877	1,423,072
	Royal Gold, Inc.	5,680	635,365
	RPM International, Inc.	13,586	1,288,496
	Scotts Miracle-Gro Co. (The)	5,810	1,343,040
	Sherwin-Williams Co. (The)	12,990	3,557,571
	Southern Copper Corp.	8,004	555,558
	Steel Dynamics, Inc.	14,595	791,341
	Vulcan Materials Co.	14,403	2,567,191
	Westlake Chemical Corp.	6,774	636,011
	WestRock Co.	36,242	2,020,491

TOTAL MATERIALS			85,206,677

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	36,710	3,127,692
*	Jones Lang LaSalle, Inc.	1,785	335,419
#*	Redfin Corp.	200	14,156

TOTAL REAL ESTATE			3,477,267

UTILITIES — (2.1%)
	AES Corp. (The)	38,585	1,073,435
	Alliant Energy Corp.	13,392	752,229
	Ameren Corp.	10,230	867,913
	American Electric Power Co., Inc.	22,069	1,957,741
	American Water Works Co., Inc.	7,842	1,223,274
	Atmos Energy Corp.	5,126	531,002
#	Avangrid, Inc.	7,458	379,612
	CenterPoint Energy, Inc.	31,601	773,908
	CMS Energy Corp.	12,885	829,665
	Consolidated Edison, Inc.	14,385	1,113,543
	Dominion Energy, Inc.	31,007	2,477,459
	DTE Energy Co.	8,431	1,180,509

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Duke Energy Corp.	32,431	$3,265,477
Edison International	15,924	946,682
Entergy Corp.	8,912	973,992
Essential Utilities, Inc.	12,986	612,030
Evergy, Inc.	9,533	609,826
Eversource Energy	14,259	1,229,411
Exelon Corp.	38,689	1,738,684
FirstEnergy Corp.	22,399	849,370
NextEra Energy, Inc.	77,184	5,982,532
# NiSource, Inc.	20,159	524,537
NRG Energy, Inc.	38,625	1,383,547
#* PG&E Corp.	45,405	513,985
Pinnacle West Capital Corp.	5,870	496,896
PPL Corp.	34,251	997,732
Public Service Enterprise Group, Inc.	21,696	1,370,319
Sempra Energy	11,302	1,554,816
Southern Co. (The)	46,739	3,092,720
UGI Corp.	17,137	749,058
Vistra Corp.	65,271	1,101,122
WEC Energy Group, Inc.	13,976	1,358,048
Xcel Energy, Inc.	22,317	1,591,202

TOTAL UTILITIES		44,102,276

TOTAL COMMON STOCKS Cost ($1,123,435,912)		2,109,621,560

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.026%	5,447,487	5,447,487

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	2,766,095	32,003,715

TOTAL INVESTMENTS — (100.0%) (Cost $1,160,885,293)		$2,147,072,762

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$221,501,862	—	—	$221,501,862
Consumer Discretionary	255,947,502	—	—	255,947,502
Consumer Staples	132,222,700	—	—	132,222,700
Energy	58,217,855	—	—	58,217,855
Financials	254,240,989	—	—	254,240,989
Health Care	278,518,502	—	—	278,518,502
Industrials	252,090,546	—	—	252,090,546
Information Technology	524,095,384	—	—	524,095,384
Materials	85,206,677	—	—	85,206,677
Real Estate	3,477,267	—	—	3,477,267
Utilities	44,102,276	—	—	44,102,276
Temporary Cash Investments	5,447,487	—	—	5,447,487
Securities Lending Collateral	—	$32,003,715	—	32,003,715

TOTAL	$2,115,069,047	$32,003,715	—	$2,147,072,762

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (2.7%)
	A.H. Belo Corp., Class A	239,714	$479,428
*	Alaska Communications Systems Group, Inc.	339,719	1,124,470
*	AMC Networks, Inc., Class A	233,178	11,724,190
	ATN International, Inc.	155,231	7,075,429
#	Audacy Inc.	581,071	2,812,384
#*	Ballantyne Strong, Inc.	135,917	701,332
	Beasley Broadcast Group, Inc., Class A	25,343	71,214
*	Boston Omaha Corp., Class A	8,811	246,884
*	Cars.com, Inc.	621,631	8,211,746
*	Cincinnati Bell, Inc.	8,875	136,941
*	comScore, Inc.	107,006	394,852
#*	Consolidated Communications Holdings, Inc.	793,136	5,710,579
*	Cumulus Media, Inc., Class A	25,160	241,788
*	DHI Group, Inc.	266,724	778,834
*	Emerald Holding, Inc.	33,912	190,246
	Entravision Communications Corp., Class A	701,658	2,701,383
	EW Scripps Co. (The), Class A	610,508	13,199,183
#*	Fluent, Inc.	104,156	387,460
*	Gaia, Inc.	1,055	11,120
*	Gannett Co., Inc.	138,639	629,421
	Gray Television, Inc.	828,630	16,837,762
*	Hemisphere Media Group, Inc.	109,174	1,334,106
*	iHeartMedia, Inc., Class A	15,995	306,144
*	IMAX Corp.	52,298	1,078,385
	Interpublic Group of Cos., Inc. (The)	1,500,185	47,630,874
*	Iridium Communications, Inc.	360,451	13,693,533
#	John Wiley & Sons, Inc., Class A	288,528	16,428,784
	John Wiley & Sons, Inc., Class B	455	25,803
*	Liberty Latin America, Ltd., Class A	363,714	5,050,169
*	Liberty Latin America, Ltd., Class C	1,089,544	15,199,139
#*	Liberty Media Corp.-Liberty Braves, Class A	13,135	367,649
*	Liberty Media Corp.-Liberty Braves, Class C	6,443	178,407
*	Liberty Media Corp.-Liberty Formula One, Class A	9,193	380,774
*	Liberty Media Corp.-Liberty Formula One, Class C	62,931	2,953,981
*	Liberty TripAdvisor Holdings, Inc., Class A	123,777	626,312
#*	Lions Gate Entertainment Corp., Class A	654,454	9,469,949
*	Lions Gate Entertainment Corp., Class B	823,539	10,376,591
*	Madison Square Garden Entertainment Corp.	5,449	493,734
*	Marchex, Inc., Class B	4,935	14,312
#*	Marcus Corp. (The)	166,023	3,313,819
*	Mediaco Holding, Inc., Class A	1,827	6,011
#*	Meredith Corp.	329,187	10,237,716
	News Corp., Class B	321,490	7,815,422
	Nexstar Media Group, Inc., Class A	313,260	46,177,657
#*	ORBCOMM, Inc.	622,935	7,138,835
*	QuinStreet, Inc.	113,547	2,301,598
#*	Reading International, Inc., Class A	130,081	777,884
#	Saga Communications, Inc., Class A	31,608	712,128
	Scholastic Corp.	260,736	7,908,123
	Spok Holdings, Inc.	189,353	1,944,655
	TEGNA, Inc.	1,031,770	20,697,306
	Telephone and Data Systems, Inc.	854,657	19,640,018
	Townsquare Media, Inc., Class A	115,718	1,191,895
*	Tribune Publishing Co.	92,024	1,604,899

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TrueCar, Inc.	258,044	$1,187,002
#*	United States Cellular Corp.	323,263	11,032,966
*	Urban One, Inc.	221,050	532,730
*	Yelp, Inc.	169,323	6,654,394

TOTAL COMMUNICATION SERVICES			350,150,350

CONSUMER DISCRETIONARY — (14.5%)
#*	1-800-Flowers.com, Inc., Class A	24,976	798,608
	Aaron’s Co., Inc. (The)	138,659	4,283,177
	Abercrombie & Fitch Co., Class A	615,096	23,059,949
	Acushnet Holdings Corp.	181,079	7,661,452
*	Adient P.L.C.	498,667	23,108,229
*	Adtalem Global Education, Inc.	477,421	16,380,315
	Advance Auto Parts, Inc.	13,257	2,653,521
	AMCON Distributing Co.	850	124,058
*	American Axle & Manufacturing Holdings, Inc.	1,105,515	10,259,179
#	American Eagle Outfitters, Inc.	816,072	28,211,609
*	American Outdoor Brands, Inc.	142,411	3,681,324
*	American Public Education, Inc.	183,699	5,595,472
*	America’s Car-Mart, Inc.	31,090	4,689,305
#*	Ark Restaurants Corp.	25,090	509,327
*	Asbury Automotive Group, Inc.	74,063	14,709,652
*	At Home Group, Inc.	156,516	4,942,775
#*	Autoliv, Inc.	7,964	801,656
*	AutoNation, Inc.	757,968	77,676,561
*	Barnes & Noble Education, Inc.	543,852	4,301,869
	Bassett Furniture Industries, Inc.	110,011	3,773,377
*	Beazer Homes USA, Inc.	88,072	1,964,886
#	Bed Bath & Beyond, Inc.	555,221	14,058,196
#	Big 5 Sporting Goods Corp.	30,819	564,604
	Big Lots, Inc.	268,752	18,527,763
*	Biglari Holdings, Inc., Class A	817	527,128
*	Biglari Holdings, Inc., Class B	15,783	2,100,086
#*	BJ’s Restaurants, Inc.	54,776	3,340,788
*	Bluegreen Vacations Holding Corp.	34,957	647,404
*	Boot Barn Holdings, Inc.	153,513	10,828,807
	BorgWarner, Inc.	1,553,610	75,474,374
*	Bowl America, Inc., Class A	14,256	142,561
#	Buckle, Inc. (The)	80,187	3,363,043
*	Build-A-Bear Workshop, Inc.	143,957	1,157,414
	Caleres, Inc.	257,177	5,994,796
	Callaway Golf Co.	57,294	1,658,661
*	Capri Holdings, Ltd.	520,090	28,646,557
	Carriage Services, Inc.	196,031	7,288,433
*	Carrols Restaurant Group, Inc.	370,215	2,180,566
	Cato Corp. (The), Class A	163,792	2,194,813
*	Cavco Industries, Inc.	64,268	13,459,647
*	Century Casinos, Inc.	9,168	120,559
*	Century Communities, Inc.	258,787	19,134,711
*	Charles & Colvard, Ltd.	3,619	11,364
#	Chico’s FAS, Inc.	615,740	1,847,220
*	Chuy’s Holdings, Inc.	184,277	9,003,774
#	Citi Trends, Inc.	116,336	12,168,746
#	Clarus Corp.	1,866	34,726
#*	Conn’s, Inc.	310,162	6,277,679
#*	Container Store Group, Inc. (The)	140,622	1,981,364
»	Contra Zagg, Inc.	262,920	23,663
	Cooper Tire & Rubber Co.	438,819	25,008,295
*	Cooper-Standard Holdings, Inc.	149,009	4,327,221

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Core-Mark Holding Co., Inc.	341,674	$14,541,645
	Culp, Inc.	111,505	1,577,796
	Dana, Inc.	980,210	24,799,313
	Del Taco Restaurants, Inc.	497,071	5,666,609
*	Delta Apparel, Inc.	46,321	1,575,377
#	Designer Brands, Inc., Class A	481,983	8,531,099
#	Dick’s Sporting Goods, Inc.	476,667	39,363,161
	Dillard’s, Inc., Class A	213,144	21,082,073
*	Dorman Products, Inc.	7,244	718,460
#	Dover Motorsports, Inc.	17,605	39,435
#*	El Pollo Loco Holdings, Inc.	309,133	5,236,713
#	Escalade, Inc.	13,639	300,331
	Ethan Allen Interiors, Inc.	353,487	10,148,612
	Extended Stay America, Inc.	834,310	16,594,426
#*	Fiesta Restaurant Group, Inc.	229,102	3,376,963
*	Flanigan’s Enterprises, Inc.	2,672	65,664
#	Flexsteel Industries, Inc.	89,514	3,896,544
	Foot Locker, Inc.	608,070	35,863,969
*	Fossil Group, Inc.	437,457	5,643,195
*»	FRD Acquisition Co. Escrow Shares	55,628	0
*	Genesco, Inc.	174,043	8,702,150
*	Gentherm, Inc.	62,678	4,462,674
*	G-III Apparel Group, Ltd.	476,694	15,487,788
*	Goodyear Tire & Rubber Co. (The)	1,597,107	27,486,211
	Graham Holdings Co., Class B	33,744	21,448,024
*	Green Brick Partners, Inc.	148,656	3,836,811
	Group 1 Automotive, Inc.	155,580	25,540,013
#	Guess?, Inc.	565,487	15,290,768
	Harley-Davidson, Inc.	256,031	12,384,219
#	Haverty Furniture Cos., Inc.	165,137	7,673,916
	Haverty Furniture Cos., Inc., Class A	844	39,584
*	Hibbett Sports, Inc.	228,639	18,165,369
	Hooker Furniture Corp.	114,737	4,303,785
*	Horizon Global Corp.	117,811	949,557
#*	Houghton Mifflin Harcourt Co.	603,723	5,481,805
#	International Game Technology P.L.C.	564,174	9,715,076
*	iRobot Corp.	25,405	2,764,064
*	J Alexander’s Holdings, Inc.	106,138	1,090,037
	Johnson Outdoors, Inc., Class A	61,852	8,771,232
	KB Home	221,451	10,680,582
	Kohl’s Corp.	1,108,503	65,024,786
*	Lakeland Industries, Inc.	58,098	1,638,945
*	Lands’ End, Inc.	98,145	2,261,261
#*	Laureate Education, Inc., Class A	436,785	6,005,794
	La-Z-Boy, Inc.	381,207	16,948,463
*	Lazydays Holdings, Inc.	1,438	35,591
	Lear Corp.	196,956	36,208,391
#*	Legacy Housing Corp.	700	12,502
*	LGI Homes, Inc.	100,762	16,704,324
	Lifetime Brands, Inc.	77,116	1,118,182
*	Lincoln Educational Services Corp.	15,536	99,741
*	Liquidity Services, Inc.	261,809	4,694,235
#	Lithia Motors, Inc., Class A	212,195	81,563,514
#*	Luby’s, Inc.	118,805	439,579
*	Lumber Liquidators Holdings, Inc.	76,237	1,827,401
*	M/I Homes, Inc.	154,973	10,804,718
	Macy’s, Inc.	1,430,745	23,721,752
#*	Magnite, Inc.	67,113	2,687,876
*	MarineMax, Inc.	230,519	13,093,479

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Marriott Vacations Worldwide Corp.	149,433	$26,543,784
	MDC Holdings, Inc.	487,379	28,589,652
»	Media General, Inc.	654,085	61,353
*	Meritage Homes Corp.	252,235	26,835,282
*	Modine Manufacturing Co.	455,984	7,423,420
*	Mohawk Industries, Inc.	249,324	51,236,082
*	Monarch Casino & Resort, Inc.	13,813	1,041,638
#	Monro, Inc.	113,297	7,997,635
*	Motorcar Parts of America, Inc.	253,527	5,476,183
	Movado Group, Inc.	144,248	4,525,060
#*	Nautilus, Inc.	172,848	2,896,932
*	New Home Co., Inc. (The)	151,942	931,404
*	ODP Corp. (The)	226,475	9,156,384
*	OneSpaWorld Holdings Ltd.	4,574	48,736
#	Oxford Industries, Inc.	83,352	7,604,203
	Patrick Industries, Inc.	89,984	8,062,566
	Penske Automotive Group, Inc.	572,667	50,217,169
*	Perdoceo Education Corp.	403,624	4,706,256
*	Playa Hotels & Resorts NV	182,738	1,344,952
#*	PlayAGS, Inc.	9,904	88,641
#*	Potbelly Corp.	156,478	956,081
	PVH Corp.	489,679	55,421,869
	Qurate Retail, Inc., Class A	2,503,921	29,796,660
	Ralph Lauren Corp.	59,413	7,919,159
	RCI Hospitality Holdings, Inc.	73,856	5,377,455
#*	Red Robin Gourmet Burgers, Inc.	34,076	1,239,003
	Rent-A-Center, Inc.	52,392	3,015,160
	Rocky Brands, Inc.	49,794	2,621,654
*	Select Interior Concepts, Inc., Class A	16,937	127,536
#*	Sequential Brands Group, Inc.	995	24,875
#	Shoe Carnival, Inc.	126,980	7,612,451
*	Signet Jewelers, Ltd.	427,204	25,525,439
#	Smith & Wesson Brands, Inc.	243,310	4,233,594
#	Sonic Automotive, Inc., Class A	297,622	14,684,669
*	Sportsman’s Warehouse Holdings, Inc.	46,694	819,947
	Standard Motor Products, Inc.	203,013	8,695,047
*	Stoneridge, Inc.	295,996	9,841,867
	Strattec Security Corp.	28,888	1,268,183
#*	Stride, Inc.	363,839	10,416,711
	Superior Group of Cos, Inc.	80,475	2,029,580
*	Superior Industries International, Inc.	118,010	592,410
#*	Sypris Solutions, Inc.	3,612	12,931
*	Tandy Leather Factory, Inc.	49,036	202,519
	Tapestry, Inc.	317,329	15,184,193
*	Taylor Morrison Home Corp.	927,798	28,956,576
*	Tenneco, Inc., Class A	41,265	415,539
#	Thor Industries, Inc.	70,802	10,024,855
*	Tilly’s, Inc., Class A	254,069	3,064,072
#	Toll Brothers, Inc.	1,108,343	69,493,106
#*	TravelCenters of America, Inc.	87,013	2,391,987
#*	Tri Pointe Homes, Inc.	1,153,978	27,487,756
*	Unifi, Inc.	162,826	4,401,187
*	Universal Electronics, Inc.	135,299	7,691,748
#*	Universal Technical Institute, Inc.	149,937	844,145
#*	Urban Outfitters, Inc.	721,451	25,900,091
#*	Veoneer, Inc.	1,081	24,755
*	Vera Bradley, Inc.	469,355	5,209,840
#*	Vince Holding Corp.	2,071	23,361
#*	Vista Outdoor, Inc.	574,919	18,748,109

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	VOXX International Corp.	241,045	$4,109,817
#	Weyco Group, Inc.	64,578	1,270,249
#	Winnebago Industries, Inc.	239,277	19,130,196
#*	Zovio, Inc.	202,601	751,650
*	Zumiez, Inc.	218,940	9,407,852

TOTAL CONSUMER DISCRETIONARY			1,891,220,064

CONSUMER STAPLES — (4.5%)
	Alico, Inc.	52,646	1,577,801
	Andersons, Inc. (The)	322,631	9,265,962
#	B&G Foods, Inc.	31,400	916,252
#*	Bridgford Foods Corp.	1,732	24,664
	Bunge, Ltd.	649,296	54,813,568
	Cal-Maine Foods, Inc.	144,631	5,403,414
	Casey’s General Stores, Inc.	40,434	8,984,030
#*	Central Garden & Pet Co.	96,568	5,228,192
*	Central Garden & Pet Co., Class A	287,645	14,172,269
#*	Chefs’ Warehouse, Inc. (The)	140,398	4,525,028
#*	Coffee Holding Co., Inc.	13,332	61,461
*	Coty, Inc., Class A	25,754	257,798
*	Darling Ingredients, Inc.	1,355,642	94,149,337
#	Edgewell Personal Care Co.	373,446	14,265,637
#*	Farmer Bros Co.	85,011	867,112
#	Flowers Foods, Inc.	83,763	2,006,961
	Fresh Del Monte Produce, Inc.	383,436	10,812,895
#*	Hostess Brands, Inc.	913,134	13,961,819
#	Ingles Markets, Inc., Class A	143,860	8,817,179
	Ingredion, Inc.	497,000	46,424,770
	Inter Parfums, Inc.	9,600	706,560
#	J&J Snack Foods Corp.	9,831	1,618,281
	John B. Sanfilippo & Son, Inc.	972	85,439
*	Landec Corp.	306,478	3,469,331
#*	Lifeway Foods, Inc.	191,300	952,674
#	Limoneira Co.	75,021	1,354,879
	Mannatech, Inc.	8,418	163,814
#	MGP Ingredients, Inc.	68,443	4,113,424
#	Molson Coors Beverage Co., Class B	305,314	16,777,004
*	Natural Alternatives International, Inc.	42,078	631,170
	Natural Grocers by Vitamin Cottage, Inc.	231,547	3,639,919
	Natural Health Trends Corp.	3,000	21,840
	Nature’s Sunshine Products, Inc.	6,011	125,089
	Nu Skin Enterprises, Inc., Class A	382,535	20,220,800
#	Ocean Bio-Chem, Inc.	25,545	341,281
	Oil-Dri Corp. of America	43,226	1,509,884
*	Performance Food Group Co.	76,475	4,489,083
*	Pilgrim’s Pride Corp.	330,276	7,913,413
*	Post Holdings, Inc.	473,580	53,883,932
	PriceSmart, Inc.	177,572	14,923,151
#*	Rite Aid Corp.	134,549	2,357,299
	Sanderson Farms, Inc.	126,018	20,733,742
	Seaboard Corp.	3,191	11,417,366
*	Seneca Foods Corp., Class A	67,033	3,087,540
*	Seneca Foods Corp., Class B	189	8,790
*	Simply Good Foods Co. (The)	240,414	8,306,304
	SpartanNash Co.	388,062	7,516,761
	Spectrum Brands Holdings, Inc.	94,181	8,301,113
*	Sprouts Farmers Market, Inc.	139,356	3,568,907
#	Tootsie Roll Industries, Inc.	3,509	110,779
#*	TreeHouse Foods, Inc.	184,578	8,785,913

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	554,936	$20,454,941
	Universal Corp.	222,708	12,522,871
*	US Foods Holding Corp.	928,291	38,486,945
#	Village Super Market, Inc., Class A	107,616	2,623,678
#	Weis Markets, Inc.	255,020	13,222,787

TOTAL CONSUMER STAPLES			594,982,853

ENERGY — (5.2%)
	Adams Resources & Energy, Inc.	30,890	818,585
	Antero Midstream Corp.	308,920	2,669,069
*	Antero Resources Corp.	824,042	7,432,859
	Arch Resources, Inc.	129,986	5,772,678
	Archrock, Inc.	1,288,699	12,036,449
#*	Ardmore Shipping Corp.	270,495	1,060,340
	Berry Corp.	221,447	1,353,041
*	Bonanza Creek Energy, Inc.	205,421	6,797,381
*	Bristow Group, Inc.	67,069	1,774,646
	Cabot Oil & Gas Corp.	385,381	6,424,301
*	Callon Petroleum Co.	84,575	3,162,259
*	ChampionX Corp.	403,113	8,469,404
	Cimarex Energy Co.	71,922	4,761,236
#*	Clean Energy Fuels Corp.	1,956,953	21,526,483
*	CNX Resources Corp.	1,598,744	21,455,145
*	Comstock Resources, Inc.	28,728	157,717
*	CONSOL Energy, Inc.	214,490	1,883,222
#*	Continental Resources, Inc.	312,236	8,505,309
#	CVR Energy, Inc.	167,201	3,559,709
#*	Dawson Geophysical Co.	300,680	691,564
	Delek US Holdings, Inc.	697,478	16,551,153
*	Denbury, Inc.	23,305	1,268,025
	Devon Energy Corp.	2,007,547	46,936,449
	DHT Holdings, Inc.	1,414,568	8,345,951
	Diamondback Energy, Inc.	27,470	2,245,123
#	DMC Global, Inc.	69,207	3,737,178
*	Dorian LPG, Ltd.	303,444	4,032,771
*	Dril-Quip, Inc.	367,999	11,279,169
*	Earthstone Energy, Inc., Class A	176,944	1,242,147
	EnLink Midstream LLC	2,240,953	10,375,612
*	EQT Corp.	1,927,861	36,822,145
	Equitrans Midstream Corp.	490,175	3,999,828
	Evolution Petroleum Corp.	172,468	570,869
#*	Exterran Corp.	235,146	771,279
#*	Forum Energy Technologies, Inc.	11,121	202,180
#*	Frank’s International NV	523,397	1,701,040
	GasLog, Ltd.	399,042	2,318,434
*	Geospace Technologies Corp.	186,218	1,400,359
#*	Goodrich Petroleum Corp.	26,121	262,516
#*	Green Plains, Inc.	395,361	11,781,758
*	Gulf Island Fabrication, Inc.	148,488	617,710
#*	Helix Energy Solutions Group, Inc.	1,233,669	5,292,440
	Helmerich & Payne, Inc.	755,000	19,350,650
	HollyFrontier Corp.	1,173,048	41,056,680
#	International Seaways, Inc.	282,052	4,986,679
#	Kosmos Energy, Ltd.	1,014,434	2,901,281
*	Laredo Petroleum, Inc.	88,438	3,585,277
#	Liberty Oilfield Services, Inc., Class A	239,928	2,807,158
#*	Mammoth Energy Services, Inc.	59,336	226,664
	Marathon Oil Corp.	3,420,836	38,518,613
	Matador Resources Co.	841,863	22,149,416

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Mind Technology, Inc.	92,347	$214,245
#	Murphy Oil Corp.	1,112,608	18,836,453
	Nabors Industries, Ltd.	48,360	3,909,906
	NACCO Industries, Inc., Class A	49,446	1,143,686
#*	National Energy Services Reunited Corp.	5,149	65,341
*	Natural Gas Services Group, Inc.	112,188	1,009,692
#	Navios Maritime Acquisition Corp.	4,246	13,545
*	Newpark Resources, Inc.	918,939	2,609,787
*	NexTier Oilfield Solutions, Inc.	879,343	3,156,841
#	Nordic American Tankers, Ltd.	227,510	753,058
	NOV, Inc.	58,700	877,565
*	Oceaneering International, Inc.	640,526	6,885,655
*	Oil States International, Inc.	584,399	3,278,478
*	Overseas Shipholding Group, Inc., Class A	446,790	987,406
*	Par Pacific Holdings, Inc.	204,794	3,110,821
	Patterson-UTI Energy, Inc.	1,525,023	10,309,156
#*	PBF Energy, Inc., Class A	865,090	12,266,976
*	PDC Energy, Inc.	768,534	28,059,176
#*	Peabody Energy Corp.	185,908	687,860
*	Penn Virginia Corp.	118,749	1,618,549
	PHX Minerals, Inc.	22,963	66,363
#*	PrimeEnergy Resources Corp.	757	31,998
*	ProPetro Holding Corp.	606,032	5,836,088
*	Range Resources Corp.	2,452,645	24,084,974
#*	Renewable Energy Group, Inc.	444,422	24,674,309
*	REX American Resources Corp.	54,992	4,439,504
#*	RPC, Inc.	626,103	3,042,861
#*	SandRidge Energy, Inc.	204,707	831,110
#	Scorpio Tankers, Inc.	470,576	8,536,249
#*	SEACOR Marine Holdings, Inc.	176,063	811,650
*	Select Energy Services, Inc., Class A	423,912	2,047,495
#	SFL Corp., Ltd.	702,924	5,454,690
*	SilverBow Resources, Inc.	81,530	791,656
	SM Energy Co.	482,427	7,622,347
#*	Smart Sand, Inc.	84,169	203,689
	Solaris Oilfield Infrastructure, Inc., Class A	203,291	2,224,004
#*	Southwestern Energy Co.	82,884	353,915
*	Talos Energy, Inc.	249,831	2,795,609
	Targa Resources Corp.	440,095	15,266,896
*	Technip Energies NV, ADR	202,309	2,874,811
	TechnipFMC P.L.C.	1,760,300	13,026,220
#*	Teekay Tankers, Ltd., Class A	247,159	3,314,402
#*	TETRA Technologies, Inc.	65,116	163,441
#*	Tidewater, Inc.	212,330	2,603,166
#*	Transocean, Ltd.	196,151	631,606
	US Silica Holdings, Inc.	417,800	4,449,570
*	Whiting Petroleum, Corp.	3,937	157,756
	World Fuel Services Corp.	672,882	20,812,240

TOTAL ENERGY			684,590,766

FINANCIALS — (26.8%)
#	1st Constitution Bancorp	3,670	70,391
	1st Source Corp.	211,352	10,058,242
	ACNB Corp.	5,815	159,913
#	Alerus Financial Corp.	1,265	36,369
*	Alleghany Corp.	12,530	8,507,494
	Allegiance Bancshares, Inc.	122,728	4,860,029
	Ally Financial, Inc.	771,271	39,681,893
#	Altabancorp	65,506	2,734,875

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Ambac Financial Group, Inc.	220,093	$3,774,595
	American Equity Investment Life Holding Co.	908,434	28,143,285
	American National Bankshares, Inc.	62,245	2,118,197
	American National Group, Inc.	110,301	12,502,618
	American River Bankshares	19,635	387,399
	Ameris Bancorp	486,011	26,288,335
	AmeriServ Financial, Inc.	107,848	452,962
#	Ames National Corp.	4,218	106,631
	Argo Group International Holdings, Ltd.	297,929	15,545,935
	Arrow Financial Corp.	84,079	2,972,193
	Associated Banc-Corp.	1,461,556	31,993,461
#	Associated Capital Group, Inc., Class A	1,659	59,276
	Assured Guaranty, Ltd.	726,418	36,938,355
*	Athene Holding, Ltd., Class A	1,529,488	91,264,549
#	Atlantic American Corp.	864	3,534
*	Atlantic Capital Bancshares, Inc.	205,036	5,484,713
	Atlantic Union Bankshares Corp.	591,305	22,865,764
*	Atlanticus Holdings Corp.	63,428	1,982,759
#	Auburn National BanCorp, Inc.	692	24,566
	Axis Capital Holdings, Ltd.	592,709	33,073,162
*	Axos Financial, Inc.	340,156	15,358,043
	Banc of California, Inc.	500,526	8,959,415
	BancFirst Corp.	15,446	1,073,651
*	Bancorp, Inc. (The)	674,093	14,968,235
	BancorpSouth Bank	378,596	11,202,656
	Bank of Commerce Holdings	84,045	1,085,021
	Bank of Marin Bancorp	90,335	3,199,666
	Bank of NT Butterfield & Son, Ltd. (The)	66,892	2,623,504
	Bank OZK	1,021,500	41,871,285
#	BankFinancial Corp.	133,239	1,388,350
	BankUnited, Inc.	578,536	26,965,563
#	Bankwell Financial Group, Inc.	28,436	768,056
	Banner Corp.	287,482	16,340,477
	Bar Harbor Bankshares	57,054	1,635,168
#*	Baycom Corp.	29,570	534,921
	BCB Bancorp, Inc.	101,720	1,400,684
	Berkshire Hills Bancorp, Inc.	425,842	9,449,434
*	Blucora, Inc.	302,397	4,353,005
	BOK Financial Corp.	93,132	8,190,028
	Boston Private Financial Holdings, Inc.	925,608	13,624,950
*	Bridgewater Bancshares, Inc.	32,908	556,474
*	Brighthouse Financial, Inc.	134,103	6,274,679
	Brookline Bancorp, Inc.	723,060	11,641,266
	Bryn Mawr Bank Corp.	194,773	8,951,767
#	Business First Bancshares, Inc.	7,061	167,840
	Byline Bancorp, Inc.	74,363	1,688,040
#	C&F Financial Corp.	20,694	872,873
	Cadence BanCorp.	1,018,817	22,668,678
	California First National Bancorp	2,388	43,939
	Cambridge Bancorp	2,144	187,707
	Camden National Corp.	120,582	5,754,173
*	Cannae Holdings, Inc.	40,104	1,592,129
#	Capital City Bank Group, Inc.	112,181	2,834,814
	Capitol Federal Financial, Inc.	1,235,464	15,968,372
	Capstar Financial Holdings, Inc.	36,755	705,328
	Cathay General Bancorp	111,142	4,499,028
	CBTX, Inc.	16,623	519,801
#*	CCUR Holdings, Inc.	12	93,300
	Central Pacific Financial Corp.	154,620	4,167,009

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Central Valley Community Bancorp	57,067	$1,120,796
	Century Bancorp, Inc., Class A	21,830	2,494,077
#	Chemung Financial Corp.	7,263	308,678
	CIT Group, Inc.	817,220	43,549,654
	Citizens & Northern Corp.	47,704	1,178,289
#	Citizens Community Bancorp, Inc.	6,617	86,021
#	Citizens Holding Co.	1,603	30,617
#*	Citizens, Inc.	66,655	389,265
	City Holding Co.	31,468	2,435,623
	Civista Bancshares, Inc.	61,987	1,433,759
	CNA Financial Corp.	50,728	2,380,665
	CNB Financial Corp.	104,304	2,655,580
	CNO Financial Group, Inc.	1,103,830	28,180,780
#	Codorus Valley Bancorp, Inc.	28,138	517,739
*	Cohen & Co., Inc.	800	25,688
	Columbia Banking System, Inc.	500,738	21,797,125
	Comerica, Inc.	372,007	27,960,046
#	Community Bankers Trust Corp.	25,132	210,606
#	Community Financial Corp. (The)	2,649	95,682
	Community Trust Bancorp, Inc.	177,887	7,926,645
	Community West Bancshares	5,040	62,345
	ConnectOne Bancorp, Inc.	351,171	9,534,293
*	Consumer Portfolio Services, Inc.	259,764	1,129,973
#	Cowen, Inc., Class A	149,350	5,897,831
#*	CrossFirst Bankshares, Inc.	12,778	188,348
*	Customers Bancorp, Inc.	401,119	13,846,628
	CVB Financial Corp.	37,279	790,688
	Dime Community Bancshares, Inc.	404,117	13,384,355
	Donegal Group, Inc., Class A	246,095	3,797,246
*	Donnelley Financial Solutions, Inc.	234,831	7,176,435
	Eagle Bancorp Montana, Inc.	2,674	62,545
	Eagle Bancorp, Inc.	174,841	9,338,258
	East West Bancorp, Inc.	9,988	760,586
#*	Elevate Credit, Inc.	95,641	321,354
	Employers Holdings, Inc.	317,446	12,850,214
#*	Encore Capital Group, Inc.	278,555	10,958,354
*	Enova International, Inc.	250,414	8,574,175
*	Enstar Group, Ltd.	90,637	22,766,202
	Enterprise Bancorp, Inc.	36,002	1,253,950
	Enterprise Financial Services Corp.	73,524	3,612,234
*	Equity Bancshares, Inc., Class A	123,222	3,605,476
#*	Esquire Financial Holdings, Inc.	1,100	25,245
#	ESSA Bancorp, Inc.	35,707	554,173
#	Evans Bancorp, Inc.	19,460	719,242
	Everest Re Group, Ltd.	65,025	18,008,674
#*	EZCORP, Inc., Class A	663,160	3,733,591
	Farmers National Banc Corp.	150,445	2,494,378
	FB Financial Corp.	210,376	8,827,377
	FBL Financial Group, Inc., Class A	192,484	10,911,918
	Federal Agricultural Mortgage Corp., Class A	300	25,914
	Federal Agricultural Mortgage Corp., Class C	68,196	7,014,641
#	FedNat Holding Co.	133,167	677,820
	Fidelity National Financial, Inc.	6,387	291,375
	Financial Institutions, Inc.	171,160	5,465,139
*	First Acceptance Corp.	49,300	80,359
	First American Financial Corp.	57,976	3,739,452
	First BanCorp.	1,637,400	20,582,118
	First BanCorp.	197,884	8,390,282
	First Bancorp, Inc. (The)	72,912	2,062,680

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Bancshares, Inc. (The)	55,434	$2,168,578
	First Bank	58,761	745,677
	First Busey Corp.	296,948	7,417,761
	First Business Financial Services, Inc.	51,160	1,353,694
	First Choice Bancorp	3,268	104,641
	First Citizens BancShares, Inc., Class A	182	157,878
	First Commonwealth Financial Corp.	799,751	11,588,392
	First Community Bancshares, Inc.	181,244	5,295,950
#	First Community Corp.	463	8,519
	First Financial Bancorp	753,800	18,475,638
	First Financial Corp.	52,817	2,336,624
	First Financial Northwest, Inc.	91,175	1,240,892
	First Foundation, Inc.	343,089	8,165,518
	First Hawaiian, Inc.	222,972	6,122,811
	First Horizon Corp.	4,946,751	90,476,076
	First Internet Bancorp	78,660	2,701,971
	First Interstate BancSystem, Inc., Class A	308,701	14,499,686
	First Merchants Corp.	399,616	18,466,255
	First Mid Bancshares, Inc.	50,364	2,192,849
	First Midwest Bancorp, Inc.	978,728	20,523,926
	First Northwest Bancorp	600	10,068
	First of Long Island Corp. (The)	149,424	3,181,237
#	First United Corp.	18,611	314,898
#*	First Western Financial, Inc.	408	10,473
	Flagstar Bancorp, Inc.	478,333	22,261,618
	Flushing Financial Corp.	294,326	6,848,966
	FNB Corp.	2,209,755	28,483,742
	FS Bancorp, Inc.	23,023	1,573,622
	Fulton Financial Corp.	1,270,045	21,654,267
*	Genworth Financial, Inc., Class A	548,416	2,369,157
#	German American Bancorp, Inc.	111,132	4,815,350
#	Global Indemnity Group LLC, Class A	96,974	2,788,972
	Globe Life, Inc.	41,567	4,260,202
	Great Southern Bancorp, Inc.	136,142	7,679,770
	Great Western Bancorp, Inc.	441,434	14,589,394
#*	Greenlight Capital Re, Ltd., Class A	409,534	3,779,999
#	Guaranty Bancshares, Inc.	28,134	1,094,413
	Guaranty Federal Bancshares, Inc.	348	8,387
*	Hallmark Financial Services, Inc.	140,419	557,463
	Hancock Whitney Corp.	634,208	29,325,778
	Hanmi Financial Corp.	375,044	7,613,393
	HarborOne Bancrop, Inc.	210,296	3,009,336
	Hawthorn Bancshares, Inc.	703	15,143
	HBT Financial, Inc.	1,323	24,079
#	HCI Group, Inc.	5,443	399,625
	Heartland Financial USA, Inc.	236,407	11,884,180
#	Heritage Commerce Corp.	511,815	6,177,607
	Heritage Financial Corp.	317,320	8,916,692
	Heritage Insurance Holdings, Inc.	250,511	2,282,155
	Hilltop Holdings, Inc.	498,481	17,546,531
#	Hingham Institution For Savings (The)	791	240,575
*	HMN Financial, Inc.	4,634	93,978
	Home Bancorp, Inc.	35,834	1,359,542
	Home BancShares, Inc.	219,860	6,118,704
	HomeStreet, Inc.	236,090	9,641,916
	HomeTrust Bancshares, Inc.	52,143	1,428,718
	Hope Bancorp, Inc.	1,178,802	17,693,818
	Horace Mann Educators Corp.	331,986	13,312,639
	Horizon Bancorp, Inc.	367,954	6,748,276

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Howard Bancorp, Inc.	44,297	$745,961
	Independence Holding Co.	16,409	721,996
	Independent Bank Corp.	138,230	11,321,037
	Independent Bank Corp.	84,203	1,983,823
	Independent Bank Group, Inc.	327,325	24,716,311
	International Bancshares Corp.	567,928	26,914,108
	Invesco, Ltd.	3,431,384	92,647,368
	Investar Holding Corp.	3,235	71,526
	Investors Bancorp, Inc.	1,998,758	29,261,817
	Investors Title Co.	12,181	2,149,094
	James River Group Holdings, Ltd.	15,967	752,205
	Janus Henderson Group P.L.C.	925,903	31,841,804
	Jefferies Financial Group, Inc.	394,476	12,824,415
	Kearny Financial Corp.	826,238	10,559,322
	Kemper Corp.	7,903	616,908
	Kentucky First Federal Bancorp	315	2,174
	Kingstone Cos., Inc.	84,629	709,191
	Lake Shore Bancorp, Inc.	406	6,009
	Lakeland Bancorp, Inc.	406,854	7,376,263
	Landmark Bancorp, Inc.	1,499	36,051
	LCNB Corp.	5,007	90,727
*	LendingClub Corp.	201,898	3,107,210
#	Level One Bancorp, Inc.	949	25,651
	Lincoln National Corp.	339,262	21,756,872
#	Live Oak Bancshares, Inc.	181,376	11,600,809
	Luther Burbank Corp.	37,422	416,881
	Macatawa Bank Corp.	318,894	3,051,816
#	Mackinac Financial Corp.	30,255	656,534
#*	Maiden Holdings, Ltd.	831,007	3,091,346
#*	MainStreet Bancshares, Inc.	1,059	22,451
*	Malvern Bancorp, Inc.	1,318	24,027
	Manning & Napier, Inc.	242,400	1,711,344
	Marlin Business Services Corp.	106,919	2,411,023
#*	MBIA, Inc.	630,156	6,314,163
	Mercantile Bank Corp.	155,905	5,032,613
#	Merchants Bancorp	29,381	1,198,451
	Mercury General Corp.	53,088	3,305,790
	Meridian Bancorp, Inc.	406,578	8,989,440
	Meridian Corp.	912	24,077
	Meta Financial Group, Inc.	281,989	13,890,778
*	Metropolitan Bank Holding Corp.	18,486	1,161,845
	MGIC Investment Corp.	347,385	5,294,147
	Midland States Bancorp, Inc.	117,599	3,313,940
	MidWestOne Financial Group, Inc.	56,959	1,797,626
*	Mr Cooper Group, Inc.	464,321	16,009,788
	MVB Financial Corp.	6,250	251,750
	National Bank Holdings Corp., Class A	250,816	10,007,558
#	National Bankshares, Inc.	7,146	256,470
	National Security Group, Inc. (The)	2,423	29,028
	National Western Life Group, Inc., Class A	23,576	5,405,977
	Navient Corp.	1,823,390	30,687,654
	NBT Bancorp, Inc.	314,679	11,923,187
	Nelnet, Inc., Class A	268,082	19,899,727
	New York Community Bancorp, Inc.	3,521,917	42,122,127
»	NewStar Financial, Inc.	289,581	29,421
*	NI Holdings, Inc.	24,360	466,494
*	Nicholas Financial, Inc.	44,982	468,263
*	Nicolet Bankshares, Inc.	31,786	2,535,251
*	NMI Holdings, Inc., Class A	251,339	6,494,600

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Northeast Bank	57,632	$1,623,493
	Northfield Bancorp, Inc.	512,374	8,290,211
	Northrim BanCorp, Inc.	57,090	2,434,888
	Northwest Bancshares, Inc.	968,361	13,595,788
#	Norwood Financial Corp.	2,272	57,913
	OceanFirst Financial Corp.	291,118	6,654,957
*	Ocwen Financial Corp.	26,606	838,355
	OFG Bancorp	528,823	12,527,817
#	Ohio Valley Banc Corp.	3,707	82,963
	Old National Bancorp	1,344,057	25,402,677
	Old Republic International Corp.	1,473,114	36,268,067
	Old Second Bancorp, Inc.	302,738	3,999,169
	OneMain Holdings, Inc.	631,998	35,941,726
#	OP Bancorp	3,271	35,588
	Oppenheimer Holdings, Inc., Class A	65,321	3,342,476
	Origin Bancorp, Inc.	6,293	275,193
	Orrstown Financial Services, Inc.	25,007	592,916
	Pacific Premier Bancorp, Inc.	680,630	29,968,139
	PacWest Bancorp	833,497	36,182,105
#	Park National Corp.	23,123	2,892,456
#	Parke Bancorp, Inc.	26,064	550,472
#	PCB Bancorp	1,559	24,632
	PCSB Financial Corp.	39,482	690,540
	Peapack-Gladstone Financial Corp.	198,897	6,364,704
#	Penns Woods Bancorp, Inc.	33,053	793,272
	Pennymac Financial Services, Inc.	321	19,327
#	Peoples Bancorp of North Carolina, Inc.	5,097	119,117
	Peoples Bancorp, Inc.	208,883	6,982,959
	Peoples Financial Services Corp.	5,824	248,394
	People’s United Financial, Inc.	3,909,142	70,872,744
	Pinnacle Financial Partners, Inc.	432,157	37,874,239
	Popular, Inc.	791,403	58,532,166
#*	PRA Group, Inc.	228,043	8,592,660
	Preferred Bank	61,466	4,028,482
	Premier Financial Bancorp, Inc.	100,096	1,895,818
	Premier Financial Corp.	331,687	10,477,992
	Primis Financial Corp.	111,295	1,597,083
	ProAssurance Corp.	299,561	7,489,025
	PROG Holdings, Inc.	277,318	14,126,579
	Prosperity Bancshares, Inc.	102,188	7,496,512
	Protective Insurance Corp., Class A	453	10,405
	Protective Insurance Corp., Class B	83,352	1,917,096
#	Provident Financial Holdings, Inc.	49,350	802,431
	Provident Financial Services, Inc.	701,515	16,534,709
#	Prudential Bancorp, Inc.	11,837	163,942
	QCR Holdings, Inc.	128,539	6,198,151
	Radian Group, Inc.	550,276	13,558,801
	RBB Bancorp	45,374	956,484
	Regional Management Corp.	130,204	5,042,801
	Reinsurance Group of America, Inc.	250,784	32,734,836
	Reliant Bancorp, Inc.	1,446	39,953
	RenaissanceRe Holdings, Ltd.	10,114	1,707,344
#	Renasant Corp.	470,264	19,812,222
	Republic Bancorp, Inc., Class A	60,506	2,718,535
#*	Republic First Bancorp, Inc.	185,512	740,193
#	Richmond Mutual Bancorp, Inc.	1,500	20,505
	Riverview Bancorp, Inc.	222,278	1,531,495
	S&T Bancorp, Inc.	241,902	7,970,671
	Safety Insurance Group, Inc.	117,522	9,640,330

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Sandy Spring Bancorp, Inc.	322,233	$14,616,489
	Santander Consumer USA Holdings, Inc.	1,697,389	57,609,383
*	Seacoast Banking Corp. of Florida	269,359	9,791,200
*	Security National Financial Corp., Class A	43,139	364,093
#*	Select Bancorp, Inc.	14,854	175,129
	Severn Bancorp, Inc.	903	10,692
#	Shore Bancshares, Inc.	52,198	879,014
	Sierra Bancorp	139,542	3,777,402
	Simmons First National Corp., Class A	730,397	20,816,314
*	SiriusPoint, Ltd.	780,052	8,252,950
	SmartFinancial, Inc.	43,099	1,021,015
	South State Corp.	275,040	23,191,373
*	Southern First Bancshares, Inc.	28,791	1,482,737
	Southern Missouri Bancorp, Inc.	30,494	1,277,394
	Southside Bancshares, Inc.	180,221	7,235,873
	Spirit of Texas Bancshares, Inc.	18,212	421,972
	State Auto Financial Corp.	225,622	4,259,743
	Sterling Bancorp	1,364,028	34,278,024
*	Sterling Bancorp, Inc.	81,293	402,400
	Stewart Information Services Corp.	235,580	13,816,767
	Stifel Financial Corp.	442,167	30,593,535
*	StoneX Group, Inc.	146,414	9,300,217
	Summit Financial Group, Inc.	43,566	1,134,894
	Summit State Bank	3,401	55,708
	Synovus Financial Corp.	231,208	10,834,407
	TCF Financial Corp.	999,730	45,507,710
	Territorial Bancorp, Inc.	73,267	1,842,665
*	Texas Capital Bancshares, Inc.	412,102	28,282,560
	Timberland Bancorp, Inc.	82,258	2,314,740
	Tiptree, Inc.	276,388	2,766,644
	Tompkins Financial Corp.	10,628	830,578
	Towne Bank	443,511	13,739,971
	TriCo Bancshares	182,180	8,431,290
*	TriState Capital Holdings, Inc.	326,764	7,799,857
*	Triumph Bancorp, Inc.	189,033	16,753,995
	TrustCo Bank Corp. NY	966,330	7,068,704
	Trustmark Corp.	578,313	18,743,124
	UMB Financial Corp.	24,897	2,415,756
	Umpqua Holdings Corp.	1,696,058	31,614,521
	United Bancshares, Inc.	466	13,719
	United Bankshares, Inc.	913,935	35,890,227
	United Community Banks, Inc.	593,476	19,418,535
	United Fire Group, Inc.	178,387	5,397,991
#	United Insurance Holdings Corp.	309,513	1,730,178
#	United Security Bancshares	4,742	39,264
#	Unity Bancorp, Inc.	53,901	1,188,517
	Universal Insurance Holdings, Inc.	173,109	2,414,871
	Univest Financial Corp.	310,805	8,680,784
	Unum Group	1,815,325	51,301,084
#	US Global Investors, Inc., Class A	11,691	86,981
	Valley National Bancorp	3,125,168	43,033,563
	Veritex Holdings, Inc.	116,022	3,919,223
	Virtus Investment Partners, Inc.	30,814	8,426,396
#	Voya Financial, Inc.	859,138	58,266,739
	Waddell & Reed Financial, Inc., Class A	385,611	9,632,563
	Walker & Dunlop, Inc.	79,763	8,841,729
	Washington Federal, Inc.	562,817	18,319,693
	Washington Trust Bancorp, Inc.	56,904	2,904,949
	Waterstone Financial, Inc.	285,942	5,633,057

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	49,479	$2,617,934
	WesBanco, Inc.	525,553	19,072,318
#	West BanCorp, Inc.	76,516	2,009,310
	Western New England Bancorp, Inc.	245,705	1,990,210
#	Westwood Holdings Group, Inc.	26,102	472,185
	White Mountains Insurance Group, Ltd.	21,406	24,947,195
	Wintrust Financial Corp.	394,226	30,394,825
#*	World Acceptance Corp.	10,527	1,376,300
#	WSFS Financial Corp.	427,113	21,821,203
	WVS Financial Corp.	111	1,782
	Zions Bancorp NA	1,420,758	79,278,296

TOTAL FINANCIALS			3,503,573,264

HEALTH CARE — (4.3%)
*	Acadia Healthcare Co., Inc.	849,975	51,780,477
»	Achillion Pharmaceuticals, Inc.	1,609,952	2,302,231
*	Addus HomeCare Corp.	95,258	10,078,296
*	Alkermes P.L.C.	27,247	599,570
*	Allscripts Healthcare Solutions, Inc.	1,433,622	22,307,158
*	American Shared Hospital Services	12,364	29,797
*	AMN Healthcare Services, Inc.	6,335	502,365
*	Amphastar Pharmaceuticals, Inc.	180,257	3,136,472
*	AnaptysBio, Inc.	54,297	1,267,835
*	AngioDynamics, Inc.	396,902	9,644,719
*	ANI Pharmaceuticals, Inc.	15,168	504,791
*	Anika Therapeutics, Inc.	147,422	5,923,416
#*	aTyr Pharma, Inc.	830	3,361
*	Avanos Medical, Inc.	387,946	16,763,147
*	Brookdale Senior Living, Inc.	1,569,099	10,261,907
#*	Calithera Biosciences, Inc.	222,708	483,276
*	Cantel Medical Corp.	22,738	1,998,898
#*	Catalyst Biosciences, Inc.	168,031	846,876
#*	Catalyst Pharmaceuticals, Inc.	49,047	224,635
*	Chimerix, Inc.	578,568	5,039,327
*	Community Health Systems, Inc.	325,231	3,626,326
	Computer Programs and Systems, Inc.	44,418	1,333,428
#*	Concert Pharmaceuticals, Inc.	122,835	509,765
*	Covetrus, Inc.	360,445	10,326,749
*	Cross Country Healthcare, Inc.	375,431	5,000,741
*	CryoLife, Inc.	8,800	256,784
*	Cumberland Pharmaceuticals, Inc.	83,790	223,719
#*	Cyclerion Therapeutics, Inc.	23,723	51,716
#*	Cymabay Therapeutics, Inc.	704	3,048
*	Eagle Pharmaceuticals, Inc.	3,133	127,920
#*	Electromed, Inc.	40,889	399,486
*	Emergent BioSolutions, Inc.	8,943	545,344
*	Enanta Pharmaceuticals, Inc.	8,409	426,673
*	Endo International P.L.C.	161,030	922,702
#*	Envista Holdings Corp.	375,336	16,244,542
#*	Evolent Health, Inc., Class A	597,651	12,945,121
*	Five Star Senior Living, Inc.	97,004	505,391
*	FONAR Corp.	55,181	946,354
#*	GlycoMimetics, Inc.	108,339	260,014
*	Harvard Bioscience, Inc.	331,654	2,298,362
*	HealthStream, Inc.	229,754	5,550,857
	Hill-Rom Holdings, Inc.	61,608	6,790,434
*	Innoviva, Inc.	5,000	57,250
*	Inogen, Inc.	9,940	649,977
*	Integer Holdings Corp.	239,663	22,499,562

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	IntriCon Corp.	36,068	$834,253
#	Invacare Corp.	513,640	4,638,169
*	Jazz Pharmaceuticals P.L.C.	67,457	11,089,931
*	Kewaunee Scientific Corp.	13,861	166,055
#*	Lannett Co., Inc.	294,153	1,285,449
*	LENSAR, Inc.	116,724	806,563
	Luminex Corp.	324,326	11,899,521
#*	Lumos Pharma, Inc.	4,529	56,069
*	Magellan Health, Inc.	220,263	20,748,775
*»	MedCath Corp.	103,153	0
*	MEDNAX, Inc.	625,671	16,467,661
*	Meridian Bioscience, Inc.	236,113	4,623,093
*	Merit Medical Systems, Inc.	225,249	14,325,836
*	ModivCare, Inc.	101,107	14,163,069
*	Myriad Genetics, Inc.	472,595	14,281,821
	National HealthCare Corp.	69,206	4,865,874
*	Natus Medical, Inc.	63,656	1,626,411
#*	Neuronetics, Inc.	9,742	102,291
*	NextGen Healthcare, Inc.	211,676	3,875,788
*	NuVasive, Inc.	59,560	4,255,562
*	Opiant Pharmaceuticals, Inc.	1,406	17,027
#*	OPKO Health, Inc.	327,964	1,344,652
*	Option Care Health, Inc.	12,441	237,374
#*	OraSure Technologies, Inc.	438,037	4,008,039
*	Orthofix Medical, Inc.	39,925	1,770,674
*	Otonomy, Inc.	175,708	412,914
	Owens & Minor, Inc.	525,304	18,958,221
	Patterson Cos., Inc.	666,415	21,418,578
#*»	PDL BioPharma, Inc.	1,058,582	2,614,698
	Perrigo Co. P.L.C.	792,290	32,983,033
	Premier, Inc., Class A	321,756	11,374,075
*	Prestige Consumer Healthcare, Inc.	403,236	17,564,960
*	Prothena Corp. P.L.C.	242,109	6,425,573
#*	Savara, Inc.	5,735	10,896
*	Select Medical Holdings Corp.	869,416	32,794,371
#*	Star Equity Holdings, Inc.	9,237	26,603
*	Supernus Pharmaceuticals, Inc.	272,243	8,289,799
#*	Surgalign Holdings, Inc.	520,908	942,843
*	Surgery Partners, Inc.	74,019	3,567,716
#*	Synlogic, Inc.	233,847	816,126
#*	Taro Pharmaceutical Industries, Ltd.	25,293	1,872,188
»	Tetraphase Pharmaceuticals, Inc.	1,600	320
*	Triple-S Management Corp., Class B	205,933	4,882,671
*	United Therapeutics Corp.	11,002	2,217,563
	Universal Health Services, Inc., Class B	87,804	13,030,992
	Utah Medical Products, Inc.	1,300	113,438
*	Vanda Pharmaceuticals, Inc.	189,462	3,145,069
#*	Varex Imaging Corp.	173,834	4,126,819

TOTAL HEALTH CARE			561,280,242

INDUSTRIALS — (20.6%)
	AAR Corp.	296,471	11,929,993
	ABM Industries, Inc.	551,545	28,354,928
*	Acacia Research Corp.	376,513	2,289,199
	ACCO Brands Corp.	877,125	7,525,733
	Acme United Corp.	40,941	1,830,063
	Acuity Brands, Inc.	3,814	707,573
#	ADT, Inc.	923,357	8,494,884
*	Aegion Corp.	243,506	7,329,531

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	409,961	$59,821,509
	Air Lease Corp.	923,338	43,129,118
*	Air T, Inc.	2,384	54,308
*	Air Transport Services Group, Inc.	280,685	7,387,629
	Alamo Group, Inc.	101,804	16,008,679
*	Alaska Air Group, Inc.	205,724	14,223,757
	Albany International Corp., Class A	82,231	7,338,294
*	Allegiant Travel Co.	19,408	4,575,048
	Allied Motion Technologies, Inc.	13,697	712,929
	Altra Industrial Motion Corp.	39,422	2,326,292
	AMERCO	96,508	57,579,568
*	Ameresco, Inc., Class A	73,684	3,889,778
*	American Woodmark Corp.	87,127	8,665,651
#*	AMREP Corp.	7,243	77,500
*	API Group Corp.	4,600	97,796
	Apogee Enterprises, Inc.	198,418	6,970,424
	Applied Industrial Technologies, Inc.	117,908	11,279,079
	ARC Document Solutions, Inc.	164,678	358,998
	ArcBest Corp.	223,557	16,266,007
	Arcosa, Inc.	399,716	24,098,878
	Argan, Inc.	111,415	5,587,462
*	Armstrong Flooring, Inc.	148,034	768,296
*	ASGN, Inc.	127,549	13,415,604
	Astec Industries, Inc.	229,338	17,202,643
*	Astronics Corp.	157,502	2,742,110
*	Astronics Corp., Class B	5,303	91,874
#*	Atlas Air Worldwide Holdings, Inc.	234,288	15,910,498
#*	Avalon Holdings Corp., Class A	11,325	39,864
	AZZ, Inc.	88,128	4,639,058
	Barnes Group, Inc.	347,813	17,362,825
	Barrett Business Services, Inc.	15,551	1,140,355
*	Beacon Roofing Supply, Inc.	562,607	31,691,652
#	BGSF, Inc.	20,415	286,014
	Boise Cascade Co.	303,648	20,259,395
	Brady Corp., Class A	72,157	3,937,608
*	BrightView Holdings, Inc.	17,074	306,137
#*	Broadwind, Inc.	30,065	155,436
*	Builders FirstSource, Inc.	658,621	32,055,084
*	CACI International, Inc., Class A	100,246	25,548,696
	CAI International, Inc.	184,870	7,866,219
#	Carlisle Cos., Inc.	112,259	21,514,437
*	CBIZ, Inc.	452,368	15,195,041
*	CECO Environmental Corp.	402,038	2,934,877
#*	Chart Industries, Inc.	268,717	43,164,012
	Chicago Rivet & Machine Co.	2,571	66,589
*	CIRCOR International, Inc.	110,561	3,799,982
*	Civeo Corp.	45,375	749,595
*	Clean Harbors, Inc.	316,221	28,131,020
#*	Colfax Corp.	850,327	38,426,277
	Columbus McKinnon Corp.	195,084	9,658,609
	Comfort Systems USA, Inc.	92,412	7,611,052
*	Commercial Vehicle Group, Inc.	162,513	1,786,018
	CompX International, Inc.	5,019	96,566
*	Construction Partners, Inc., Class A	40,691	1,291,125
#*	Copa Holdings SA, Class A	115,660	10,004,590
#*	Cornerstone Building Brands, Inc.	22,701	319,176
	Costamare, Inc.	583,841	6,142,007
*	Covenant Logistics Group, Inc.	155,024	3,334,566
*	CPI Aerostructures, Inc.	131,620	567,282

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CRA International, Inc.	65,096	$5,224,605
	Cubic Corp.	177,432	13,279,011
	Curtiss-Wright Corp.	30,597	3,913,356
#	Deluxe Corp.	59,435	2,616,329
*	DLH Holdings Corp.	1,525	15,540
*	Ducommun, Inc.	111,035	6,543,293
*	DXP Enterprises, Inc.	151,820	4,443,771
*	Dycom Industries, Inc.	252,165	23,655,599
#*	Eagle Bulk Shipping, Inc.	34,074	1,476,767
#	Eastern Co. (The)	37,189	1,051,333
*	Echo Global Logistics, Inc.	361,058	11,806,597
	EMCOR Group, Inc.	145,513	17,432,457
	Encore Wire Corp.	170,292	12,717,407
	Enerpac Tool Group Corp.	1,400	37,240
	EnerSys	103,991	9,523,496
#	Eneti, Inc.	59,200	1,190,512
	Ennis, Inc.	234,922	4,869,933
	EnPro Industries, Inc.	75,067	6,429,489
	ESCO Technologies, Inc.	193,537	21,049,084
	Espey Manufacturing & Electronics Corp.	8,752	132,593
	Federal Signal Corp.	495,967	20,547,913
*	Fluor Corp.	528,736	12,150,353
	Forward Air Corp.	100,268	8,852,662
	Franklin Electric Co., Inc.	68,084	5,533,187
#*	FreightCar America, Inc.	111,582	884,845
*	FTI Consulting, Inc.	72,484	10,064,403
*	Gates Industrial Corp. P.L.C.	121,859	2,102,068
#	GATX Corp.	318,440	31,114,772
	Genco Shipping & Trading, Ltd.	309,076	4,741,226
*	Gencor Industries, Inc.	78,812	944,956
*	Gibraltar Industries, Inc.	236,742	21,747,120
*	GMS, Inc.	344,875	15,074,486
	Gorman-Rupp Co. (The)	303,624	10,481,101
*	GP Strategies Corp.	145,925	2,298,319
#	Graham Corp.	50,349	690,285
#	Granite Construction, Inc.	403,436	15,370,912
*	Great Lakes Dredge & Dock Corp.	611,008	9,592,826
#	Greenbrier Cos., Inc. (The)	266,835	12,605,285
	Griffon Corp.	383,166	10,391,462
	H&E Equipment Services, Inc.	26,674	1,037,619
*	Harsco Corp.	189,828	3,403,616
*	Hawaiian Holdings, Inc.	385,091	9,669,635
#*	HC2 Holdings, Inc.	33,800	141,960
	Heartland Express, Inc.	422,439	7,853,141
	Heidrick & Struggles International, Inc.	195,786	8,281,748
	Helios Technologies, Inc.	89,540	6,471,951
*	Herc Holdings, Inc.	166,025	17,532,240
*	Heritage-Crystal Clean, Inc.	87,954	2,526,039
	Herman Miller, Inc.	101,594	4,216,151
*	Hexcel Corp.	24,991	1,409,742
*	Hill International, Inc.	100,335	269,901
	Hillenbrand, Inc.	134,475	6,601,378
	HNI Corp.	40,155	1,700,163
*	Houston Wire & Cable Co.	58,408	306,642
*	Hub Group, Inc., Class A	305,591	20,083,441
*	Hudson Global, Inc.	669	11,875
	Hurco Cos., Inc.	50,353	1,729,626
*	Huron Consulting Group, Inc.	210,384	11,836,204
*	Huttig Building Products, Inc.	2,945	11,809

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hyster-Yale Materials Handling, Inc.	123,987	$10,024,349
	ICF International, Inc.	145,185	13,220,546
*	IES Holdings, Inc.	8,144	429,922
	Insteel Industries, Inc.	174,970	6,671,606
	Interface, Inc.	250,697	3,218,949
	ITT, Inc.	127,484	12,023,016
*	JELD-WEN Holding, Inc.	460,734	13,439,611
	Kadant, Inc.	48,140	8,570,364
	Kaman Corp.	225,100	12,009,085
#	KAR Auction Services, Inc.	452,467	6,782,480
	KBR, Inc.	707,768	27,999,302
*	Kelly Services, Inc., Class A	330,969	8,290,773
	Kennametal, Inc.	494,352	19,853,176
	Kimball International, Inc., Class B	150,116	2,188,691
*	Kirby Corp.	291,227	18,551,160
	Knight-Swift Transportation Holdings, Inc.	1,184,339	55,806,054
	Knoll, Inc.	170,121	4,065,892
	Korn Ferry	464,824	31,556,901
*	Lawson Products, Inc.	42,788	2,243,375
*	LB Foster Co., Class A	89,689	1,447,580
#*	Limbach Holdings, Inc.	114,369	1,260,346
*	LS Starrett Co. (The), Class A	3,180	19,430
	LSI Industries, Inc.	191,014	1,570,135
*	Lydall, Inc.	154,999	5,711,713
	Macquarie Infrastructure Corp.	727,089	24,219,335
*	Manitex International, Inc.	35,855	259,949
*	Manitowoc Co., Inc. (The)	489,623	11,202,574
	ManpowerGroup, Inc.	76,315	9,225,720
	ManTech International Corp., Class A	205,886	17,572,370
	Marten Transport, Ltd.	555,639	9,290,284
*	Masonite International Corp.	114,908	14,511,731
#*	MasTec, Inc.	524,418	54,728,263
#*	Mastech Digital, Inc.	3,418	53,970
*	Matrix Service Co.	281,096	3,713,278
	Matson, Inc.	332,823	21,743,327
	Matthews International Corp., Class A	284,443	11,770,251
	Maxar Technologies, Inc.	122,727	4,763,035
	McGrath RentCorp.	201,289	16,501,672
*	Mesa Air Group, Inc.	81,655	919,435
	Miller Industries, Inc.	95,103	4,091,331
*	Mistras Group, Inc.	215,940	2,403,412
	Moog, Inc., Class A	205,487	17,784,900
#*	MRC Global, Inc.	438,154	4,127,411
#	MSC Industrial Direct Co., Inc., Class A	136,565	12,312,700
	Mueller Industries, Inc.	311,050	13,956,814
	Mueller Water Products, Inc., Class A	338,071	4,854,700
*	MYR Group, Inc.	174,171	13,567,921
	National Presto Industries, Inc.	41,846	4,305,117
	Nielsen Holdings P.L.C.	1,062,876	27,262,769
	NL Industries, Inc.	59,756	424,268
#*	NN, Inc.	402,888	2,941,082
*	Northwest Pipe Co.	135,062	4,493,513
*	NOW, Inc.	1,188,926	11,675,253
*	NV5 Global, Inc.	60,833	5,482,878
	nVent Electric P.L.C.	347,416	10,578,817
*	Orion Group Holdings, Inc.	388,255	2,092,694
	Oshkosh Corp.	317,899	39,556,173
	Owens Corning	166,255	16,095,147
*	P&F Industries, Inc., Class A	1,458	9,040

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	PAM Transportation Services, Inc.	27,929	$1,617,648
	Park Aerospace Corp.	236,537	3,190,884
	Park-Ohio Holdings Corp.	115,268	4,185,381
#	Patriot Transportation Holding, Inc.	5,926	66,668
#*	Perma-Fix Environmental Services	15,435	115,454
*	Perma-Pipe International Holdings, Inc.	27,948	181,103
*	PGT Innovations, Inc.	299,305	7,880,701
#	Powell Industries, Inc.	156,645	5,520,170
	Preformed Line Products Co.	38,706	2,562,337
	Primoris Services Corp.	451,796	14,755,657
*	Quad/Graphics, Inc.	286,770	1,032,372
	Quanex Building Products Corp.	306,151	8,354,861
	Quanta Services, Inc.	423,346	40,912,157
*	Radiant Logistics, Inc.	430,809	2,877,804
#*	RCM Technologies, Inc.	32,501	116,679
	Regal Beloit Corp.	182,730	26,391,694
*	Resideo Technologies, Inc.	344,377	10,334,754
	Resources Connection, Inc.	368,913	5,205,362
#	REV Group, Inc.	109,167	1,991,206
	Rexnord Corp.	596,469	29,781,697
	Rush Enterprises, Inc., Class A	315,550	15,575,548
	Rush Enterprises, Inc., Class B	43,516	1,905,566
	Ryder System, Inc.	386,668	30,871,573
*	Saia, Inc.	100,916	23,664,802
	Schneider National, Inc., Class B	321,326	7,785,729
#	Science Applications International Corp.	19,453	1,739,487
*	Sensata Technologies Holding P.L.C.	658,259	38,007,875
	Shyft Group, Inc. (The)	178,931	6,337,736
*	SIFCO Industries, Inc.	17,808	250,380
	SkyWest, Inc.	441,934	21,946,442
	Snap-on, Inc.	227,575	54,071,820
*	SP Plus Corp.	106,166	3,644,679
#	Spirit AeroSystems Holdings, Inc., Class A	61,456	2,807,925
#*	Spirit Airlines, Inc.	669,826	23,993,167
	SPX FLOW, Inc.	177,546	11,822,788
	Standex International Corp.	30,247	2,868,021
	Steelcase, Inc., Class A	835,163	11,525,249
*	Sterling Construction Co., Inc.	231,023	4,816,830
*	Team, Inc.	268,322	2,648,338
#	Tecnoglass, Inc.	11,018	131,775
	Tennant Co.	4,645	366,537
	Terex Corp.	534,528	25,117,471
*	Textainer Group Holdings, Ltd.	260,638	6,677,546
	Textron, Inc.	233,959	15,029,526
*	Thermon Group Holdings, Inc.	285,744	5,457,710
	Timken Co. (The)	534,270	44,809,225
	Titan International, Inc.	935,363	10,092,567
*	Titan Machinery, Inc.	271,293	7,083,460
#*	Transcat, Inc.	11,318	565,900
*	TriMas Corp.	99,204	3,158,655
#	Trinity Industries, Inc.	1,052,401	29,088,364
	Triton International, Ltd.	625,299	31,371,251
*	TrueBlue, Inc.	416,890	11,797,987
#*	Tutor Perini Corp.	501,882	8,080,300
*	Twin Disc, Inc.	73,513	775,562
#*	U.S. Xpress Enterprises, Inc., Class A	72,084	738,140
	UFP Industries, Inc.	438,505	36,851,960
*	Ultralife Corp.	140,669	1,111,285
	UniFirst Corp.	46,102	10,335,607

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Univar Solutions, Inc.	532,469	$12,433,151
	Universal Logistics Holdings, Inc.	41,164	1,029,512
*	USA Truck, Inc.	118,739	1,825,018
	Valmont Industries, Inc.	49,486	12,215,619
*	Vectrus, Inc.	133,469	6,987,102
*	Veritiv Corp.	211,068	8,839,528
	Viad Corp.	124,351	5,180,463
*	Vidler Water Resouces, Inc.	133,582	1,208,917
*	Virco Mfg. Corp.	19,199	61,245
#*	Volt Information Sciences, Inc.	27,050	107,389
	VSE Corp.	82,453	3,557,847
#	Wabash National Corp.	552,512	9,729,736
	Werner Enterprises, Inc.	512,007	23,670,084
*	WESCO International, Inc.	327,011	29,993,449
#*	Willdan Group, Inc.	18,189	694,274
#*	Willis Lease Finance Corp.	12,818	548,867
*	WillScot Mobile Mini Holdings Corp.	890,636	26,068,916

TOTAL INDUSTRIALS			2,688,410,350

INFORMATION TECHNOLOGY — (8.4%)
*	ACI Worldwide, Inc.	6,579	248,555
*»	Actua Corp.	92,463	9,246
	ADTRAN, Inc.	476,485	8,143,129
#*	Alithya Group, Inc., Class A	57,456	128,701
	Alliance Data Systems Corp.	52,421	6,177,815
*	Alpha & Omega Semiconductor, Ltd.	208,991	6,499,620
	Amkor Technology, Inc.	2,212,058	44,727,813
*	Amtech Systems, Inc.	137,245	1,446,562
#*	Applied Optoelectronics, Inc.	77,600	575,016
*	Arlo Technologies, Inc.	241,785	1,482,142
*	Arrow Electronics, Inc.	713,443	81,382,443
	AstroNova, Inc.	53,545	784,970
*	Asure Software, Inc.	37,096	297,139
#*	Aviat Networks, Inc.	45,784	1,483,859
	Avnet, Inc.	871,520	38,277,158
*	Aware, Inc.	144,092	504,322
*	Axcelis Technologies, Inc.	298,367	12,391,182
#*	AXT, Inc.	437,768	4,316,392
	Bel Fuse, Inc., Class A	3,065	57,959
	Bel Fuse, Inc., Class B	85,288	1,699,790
	Belden, Inc.	166,016	7,185,172
	Benchmark Electronics, Inc.	319,117	9,579,892
	BK Technologies Corp.	8,250	38,033
*	Bm Technologies, Inc.	61,728	605,552
*	CalAmp Corp.	95,620	1,314,775
*	Calix, Inc.	64,361	2,721,827
*	Cardtronics P.L.C., Class A	13,884	539,255
	Cass Information Systems, Inc.	20,182	926,152
#*	Cerence, Inc.	11,250	1,084,612
*	Ciena Corp.	39,079	1,972,317
#*	Clearfield, Inc.	32,276	1,108,681
*	ClearOne, Inc.	400	968
#*	Cognyte Software Ltd.	39,067	1,020,821
*	Cohu, Inc.	399,234	15,973,352
#	Communications Systems, Inc.	52,335	340,178
*	Computer Task Group, Inc.	142,806	1,413,779
	Comtech Telecommunications Corp.	239,454	5,742,107
*	Concentrix Corp.	357,879	55,607,239
*	Conduent, Inc.	951,728	6,471,750

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CSG Systems International, Inc.	40,569	$1,865,768
#*	CSP, Inc.	5,024	45,116
	CTS Corp.	194,516	6,325,660
*	CyberOptics Corp.	77,004	2,540,362
	Daktronics, Inc.	463,803	2,861,665
*	Data I/O Corp.	67,396	363,264
*	Digi International, Inc.	235,915	4,215,801
*	Diodes, Inc.	368,475	28,302,565
*	DSP Group, Inc.	128,805	1,789,101
	DXC Technology Co.	889,701	29,280,060
#	Ebix, Inc.	36,219	1,090,554
*	EchoStar Corp., Class A	407,016	9,951,541
*	EMCORE Corp.	224,715	1,399,974
*	ePlus, Inc.	97,090	9,743,952
*	ExlService Holdings, Inc.	6,901	637,514
*	Fabrinet	310,576	26,591,517
*	First Solar, Inc.	94,648	7,243,411
*	Flex, Ltd.	2,358,817	41,043,416
*	FormFactor, Inc.	253,542	9,926,169
*	Frequency Electronics, Inc.	40,791	438,095
#*	GSI Technology, Inc.	99,486	586,967
*	GTY Technology Holdings, Inc.	4,459	22,741
	Hackett Group, Inc. (The)	36,700	610,321
#*	Harmonic, Inc.	944,723	7,387,734
*	Ichor Holdings, Ltd.	133,931	7,469,332
#*	IEC Electronics Corp.	29,107	354,814
#*	Information Services Group, Inc.	10,211	46,460
*	Insight Enterprises, Inc.	254,335	25,527,604
	InterDigital, Inc.	84,811	5,887,580
*	inTEST Corp.	160,960	1,952,445
#*	Intevac, Inc.	70,435	451,488
#*	Issuer Direct Corp.	1,081	29,976
#*	j2 Global, Inc.	54,465	6,590,265
	Jabil, Inc.	1,037,359	54,378,359
	Juniper Networks, Inc.	379,399	9,632,941
*	Key Tronic Corp.	65,544	456,186
*	Kimball Electronics, Inc.	188,695	4,341,872
*	Knowles Corp.	770,263	16,098,497
	Kulicke & Soffa Industries, Inc.	462,183	26,275,104
#*	KVH Industries, Inc.	163,259	2,186,038
*	Lantronix, Inc.	10,135	55,337
#*	LightPath Technologies, Inc., Class A	29,747	77,342
#*	Luna Innovations, Inc.	61,189	693,883
*	Magnachip Semiconductor Corp.	4,440	111,044
	MAXIMUS, Inc.	41,447	3,798,203
	Methode Electronics, Inc.	324,548	14,581,942
*	NCR Corp.	200,742	9,183,946
*	NeoPhotonics Corp.	519,372	4,861,322
*	NETGEAR, Inc.	271,218	10,092,022
#*	Netscout Systems, Inc.	584,468	15,310,139
#*	NetSol Technologies, Inc.	2,106	9,161
	Network-1 Technologies, Inc.	103,148	336,262
#	NVE Corp.	800	61,224
*	OneSpan, Inc.	165,885	4,447,377
*	Onto Innovation, Inc.	243,236	16,666,531
*	Optical Cable Corp.	55,866	182,682
*	OSI Systems, Inc.	144,793	13,982,660
	PC Connection, Inc.	144,434	6,550,082
	PC-Tel, Inc.	104,038	694,974

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PDF Solutions, Inc.	86,720	$1,537,546
*	Perficient, Inc.	125,413	8,228,347
*	PFSweb, Inc.	30,710	224,183
*	Photronics, Inc.	624,813	7,935,125
*	Plexus Corp.	226,602	20,947,089
*	Qumu Corp.	1,239	6,815
*	Rambus, Inc.	375,971	7,135,930
*	RealNetworks, Inc.	44,435	115,531
	RF Industries, Ltd.	64,559	416,406
*	Ribbon Communications, Inc.	426,177	2,876,695
	Richardson Electronics, Ltd.	74,071	563,680
*	Rogers Corp.	140,207	27,458,139
*	Rubicon Technology, Inc.	262	2,712
*	Sanmina Corp.	592,040	24,178,914
*	ScanSource, Inc.	249,595	7,545,257
*	Sigmatron International, Inc.	2,700	13,797
#»	Silicon Graphics, Inc.	494	0
#*	SMART Global Holdings, Inc.	22,734	1,049,174
*	StarTek, Inc.	3,684	29,951
*	Steel Connect, Inc.	8,692	17,036
*	Stratasys, Ltd.	309,319	6,931,839
*	Super Micro Computer, Inc.	347,478	12,863,636
*	Sykes Enterprises, Inc.	397,552	17,424,704
#	SYNNEX Corp.	379,006	45,935,527
*	TESSCO Technologies, Inc.	67,287	486,485
#*	Trio-Tech International	3,288	15,684
#*	TTM Technologies, Inc.	976,789	14,651,835
*	Ultra Clean Holdings, Inc.	390,317	19,933,489
#*	Universal Security Instruments, Inc.	2,901	17,232
#*	Veeco Instruments, Inc.	413,741	9,520,180
#*	Verint Systems, Inc.	39,067	1,897,484
#*	ViaSat, Inc.	59,235	3,067,781
	Vishay Intertechnology, Inc.	1,054,668	25,913,193
*	Vishay Precision Group, Inc.	112,435	3,584,428
	Wayside Technology Group, Inc.	19,688	482,356
#*	WidePoint Corp.	3,484	30,903
*	Wireless Telecom Group, Inc.	23,991	44,623
	Xerox Holdings Corp.	1,406,185	33,945,306
	Xperi Holding Corp.	718,112	14,757,202

TOTAL INFORMATION TECHNOLOGY			1,103,704,851

MATERIALS — (8.9%)
#*	Advanced Emissions Solutions, Inc.	7,055	33,158
*	AdvanSix, Inc.	184,804	5,374,100
*	AgroFresh Solutions, Inc.	187,115	396,684
*	Alcoa Corp.	1,296,105	47,489,287
#*	Allegheny Technologies, Inc.	868,577	20,203,101
*	Alpha Metallurgical Resources Inc.	14,160	171,194
	American Vanguard Corp.	313,728	6,205,540
*	Ampco-Pittsburgh Corp.	48,444	366,721
*	Arconic Corp.	86,546	2,475,216
	Ashland Global Holdings, Inc.	338,303	29,165,102
	Avient Corp.	60,112	3,051,886
*	Berry Global Group, Inc.	152,917	9,728,580
	Cabot Corp.	290,039	15,917,340
#	Caledonia Mining Corp., P.L.C.	2,000	27,820
	Carpenter Technology Corp.	398,605	15,095,171
*	Century Aluminum Co.	888,485	13,913,675
	CF Industries Holdings, Inc.	744,034	36,182,373

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Chase Corp.	5,870	$695,243
*	Clearwater Paper Corp.	183,358	6,135,159
*	Coeur Mining, Inc.	998,645	8,069,052
	Commercial Metals Co.	932,497	27,247,562
#*	Core Molding Technologies, Inc.	41,394	455,748
	Domtar Corp.	449,456	17,717,555
	Element Solutions, Inc.	1,854,123	40,568,211
*	Ferro Corp.	295,804	4,928,095
#*	Ferroglobe P.L.C.	922,294	3,781,405
»	Ferroglobe Representation & Warranty Insurance Trust	92,458	0
*	Flexible Solutions International, Inc.	27,598	92,453
#*	Flotek Industries, Inc.	236,703	359,789
#	Fortitude Gold Corp.	108,769	549,283
	Friedman Industries, Inc.	67,122	547,716
	FutureFuel Corp.	370,810	4,709,287
*	GCP Applied Technologies, Inc.	109,614	2,815,984
	Glatfelter Corp.	442,254	6,509,979
#	Gold Resource Corp.	380,694	1,024,067
	Graphic Packaging Holding Co.	1,752,719	32,512,937
#	Greif, Inc., Class A	202,581	12,258,176
	Greif, Inc., Class B	33,864	2,025,406
	Hawkins, Inc.	194,876	6,499,115
	Haynes International, Inc.	182,219	5,328,084
#	HB Fuller Co.	394,691	26,373,253
	Hecla Mining Co.	4,612,182	27,257,996
	Huntsman Corp.	1,763,404	50,556,793
	Innospec, Inc.	214,823	20,925,908
*	Intrepid Potash, Inc.	104,540	3,362,006
	Kaiser Aluminum Corp.	90,908	10,951,687
*	Koppers Holdings, Inc.	30,221	1,004,546
*	Kraton Corp.	314,707	11,253,922
	Kronos Worldwide, Inc.	257,602	4,379,234
#*	Livent Corp.	282,189	5,085,046
	Louisiana-Pacific Corp.	80,273	5,288,385
*	LSB Industries, Inc.	141,436	847,202
	Materion Corp.	161,441	11,431,637
#*	McEwen Mining, Inc.	10,650	12,780
	Mercer International, Inc.	629,907	10,387,166
	Minerals Technologies, Inc.	300,931	23,514,748
	Mosaic Co. (The)	300,808	10,582,425
	Myers Industries, Inc.	32,791	739,765
	Neenah, Inc.	57,497	3,057,115
#	Nexa Resources SA	59,531	615,551
	Northern Technologies International Corp.	27,508	427,749
	Olin Corp.	1,301,841	56,018,218
	Olympic Steel, Inc.	115,678	3,360,446
	PQ Group Holdings, Inc.	140,441	1,966,174
#*	Ramaco Resources, Inc.	1,595	6,460
*	Ranpak Holdings Corp.	9,173	176,397
#*	Rayonier Advanced Materials, Inc.	578,425	5,257,883
	Reliance Steel & Aluminum Co.	507,181	81,306,186
*	Resolute Forest Products, Inc.	749,252	10,129,887
*	Ryerson Holding Corp.	63,128	1,002,473
	Schnitzer Steel Industries, Inc., Class A	268,652	12,683,061
	Schweitzer-Mauduit International, Inc.	278,868	12,735,902
	Sensient Technologies Corp.	74,429	6,121,041
	Silgan Holdings, Inc.	8,448	356,252
	Sonoco Products Co.	272,185	17,817,230
	Steel Dynamics, Inc.	1,365,990	74,063,978

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Stepan Co.	179,507	$23,454,385
*	Summit Materials, Inc., Class A	864,900	24,900,471
	SunCoke Energy, Inc.	855,301	5,773,282
#*	Synalloy Corp.	58,124	529,510
*	TimkenSteel Corp.	588,486	7,073,602
*	Trecora Resources	174,163	1,321,897
#	Tredegar Corp.	177,077	2,588,866
	Trinseo SA	228,630	14,154,483
	Tronox Holdings P.L.C., Class A	741,065	15,710,578
*	UFP Technologies, Inc.	35,269	1,765,566
#	United States Lime & Minerals, Inc.	34,268	4,735,152
#	United States Steel Corp.	1,574,365	36,226,139
*	Universal Stainless & Alloy Products, Inc.	74,539	681,286
#*	US Concrete, Inc.	145,749	9,241,944
*	Venator Materials P.L.C.	215,790	999,108
	Verso Corp., Class A	394,922	6,097,596
	Warrior Met Coal, Inc.	86,864	1,376,794
	Westlake Chemical Corp.	654,441	61,445,465
	WestRock Co.	491,720	27,413,390
	Worthington Industries, Inc.	213,414	13,927,398

TOTAL MATERIALS			1,161,100,668

REAL ESTATE — (0.7%)
#*	Altisource Portfolio Solutions SA	5,898	37,157
*	BBX Capital, Inc.	32,457	204,479
#	CTO Realty Growth, Inc.	34,133	1,809,049
#*	Cushman & Wakefield P.L.C.	342,393	5,820,681
#*	Five Point Holdings LLC, Class A	6,817	48,946
*	Forestar Group, Inc.	70,638	1,789,967
*	FRP Holdings, Inc.	47,512	2,411,709
*	Howard Hughes Corp. (The)	98,876	10,672,675
#	Indus Realty Trust, Inc.	11,923	745,188
*	Jones Lang LaSalle, Inc.	184,805	34,726,708
	Kennedy-Wilson Holdings, Inc.	95,916	1,971,074
*	Marcus & Millichap, Inc.	142,394	5,029,356
	Newmark Group, Inc., Class A	90,221	969,876
*	Rafael Holdings, Inc., Class B	114,824	4,746,824
	RE/MAX Holdings, Inc., Class A	181,326	6,660,104
#*	Realogy Holdings Corp.	750,307	12,965,305
	St Joe Co. (The)	30,718	1,406,577
*	Stratus Properties, Inc.	4,540	159,581
*	Tejon Ranch Co.	287,361	4,546,051
#*	Trinity Place Holdings, Inc.	27,774	53,882

TOTAL REAL ESTATE			96,775,189

UTILITIES — (0.3%)
#	Brookfield Renewable Corp., Class A	107,614	4,463,829
#	Genie Energy, Ltd., Class B	161,221	902,837
	MDU Resources Group, Inc.	434,043	14,523,079
	New Jersey Resources Corp.	42,838	1,797,054
	Ormat Technologies, Inc.	40,628	2,941,467

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	1,067,214	$18,003,900

TOTAL UTILITIES		42,632,166

TOTAL COMMON STOCKS		12,678,420,763

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	17,874	478,129

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	12,061	1,261,581

INDUSTRIALS — (0.1%)
(r) WESCO International, Inc., Floating Rate Note	179,137	5,685,808

TOTAL PREFERRED STOCKS		7,425,518

RIGHTS/WARRANTS — (0.0%)

HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrants 08/02/23	366,740	91,685

TOTAL INVESTMENT SECURITIES (Cost $7,996,600,744)		12,685,937,966

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.026%	134,680,963	134,680,963

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	22,151,087	256,288,081

TOTAL INVESTMENTS — (100.0%) (Cost $8,387,542,485)		$13,076,907,010

As of April 30, 2021, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	542	06/18/21	$108,928,870	$113,126,240	$4,197,370

Total Futures Contracts			$108,928,870	$113,126,240	$4,197,370

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$350,150,350	—	—	$350,150,350
Consumer Discretionary	1,891,135,048	$85,016	—	1,891,220,064
Consumer Staples	594,982,853	—	—	594,982,853
Energy	684,590,766	—	—	684,590,766
Financials	3,503,543,843	29,421	—	3,503,573,264
Health Care	556,362,993	4,917,249	—	561,280,242

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$2,688,410,350	—	—	$2,688,410,350
Information Technology	1,103,695,605	$9,246	—	1,103,704,851
Materials	1,161,100,668	—	—	1,161,100,668
Real Estate	96,775,189	—	—	96,775,189
Utilities	42,632,166	—	—	42,632,166
Preferred Stocks
Communication Services	478,129	—	—	478,129
Consumer Discretionary	1,261,581	—	—	1,261,581
Industrials	5,685,808	—	—	5,685,808
Rights/Warrants
Health Care	—	91,685	—	91,685
Temporary Cash Investments	134,680,963	—	—	134,680,963
Securities Lending Collateral	—	256,288,081	—	256,288,081
Futures Contracts**	4,197,370	—	—	4,197,370

TOTAL	$12,819,683,682	$261,420,698	—	$13,081,104,380

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (2.7%)
	A.H. Belo Corp., Class A	110,036	$220,072
*	Alaska Communications Systems Group, Inc.	28,750	95,162
	ATN International, Inc.	405,345	18,475,625
#*	Ballantyne Strong, Inc.	248,347	1,281,471
	Beasley Broadcast Group, Inc., Class A	81,832	229,948
*	Boston Omaha Corp., Class A	8,563	239,935
*	Cars.com, Inc.	1,045,228	13,807,462
*	comScore, Inc.	56,788	209,548
*	Consolidated Communications Holdings, Inc.	1,530,249	11,017,793
*	Cumulus Media, Inc., Class A	93,559	899,102
*	DHI Group, Inc.	589,366	1,720,949
	Entravision Communications Corp., Class A	589,459	2,269,417
	EW Scripps Co. (The), Class A	1,618,069	34,982,652
#*	Fluent, Inc.	153,147	569,707
#*	Gannett Co., Inc.	2,063,385	9,367,768
	Gray Television, Inc.	2,110,218	42,879,630
	Gray Television, Inc., Class A	19,881	370,781
*	Hemisphere Media Group, Inc.	3,086	37,711
*	Iridium Communications, Inc.	964,205	36,630,148
*	Liberty Latin America, Ltd., Class A	759,691	10,548,310
*	Liberty Latin America, Ltd., Class C	2,225,548	31,046,395
#*	Lions Gate Entertainment Corp., Class A	969,311	14,025,930
*	Lions Gate Entertainment Corp., Class B	638,914	8,050,316
*	Madison Square Garden Entertainment Corp.	87,307	7,910,887
#*	Marcus Corp. (The)	276,489	5,518,720
*	Mediaco Holding, Inc., Class A	2,509	8,255
#*	Meredith Corp.	606,120	18,850,332
	Nexstar Media Group, Inc., Class A	33,117	4,881,777
*	ORBCOMM, Inc.	376,662	4,316,546
#*	Reading International, Inc., Class A	35,098	209,886
	Saga Communications, Inc., Class A	163,739	3,689,040
	Scholastic Corp.	1,043,297	31,643,198
	Spok Holdings, Inc.	403,916	4,148,217
	TEGNA, Inc.	552,143	11,075,989
	Telephone and Data Systems, Inc.	2,607,290	59,915,524
	Townsquare Media, Inc., Class A	30,985	319,145
*	Tribune Publishing Co.	131,675	2,296,412
*	TrueCar, Inc.	105,030	483,138
*	United States Cellular Corp.	773,041	26,383,889
*	Urban One, Inc.	7,402	38,120

TOTAL COMMUNICATION SERVICES			420,664,907

CONSUMER DISCRETIONARY — (14.1%)
	Aaron’s Co., Inc. (The)	287,425	8,878,558
	Abercrombie & Fitch Co., Class A	1,340,207	50,244,360
	Acushnet Holdings Corp.	96,453	4,080,926
*	Adient P.L.C.	85,036	3,940,568
*	Adtalem Global Education, Inc.	1,416,433	48,597,816
	AMCON Distributing Co.	3,858	563,075
*	American Axle & Manufacturing Holdings, Inc.	770,064	7,146,194
#	American Eagle Outfitters, Inc.	1,261,203	43,599,788
*	American Outdoor Brands, Inc.	314,404	8,127,343
*	American Public Education, Inc.	358,142	10,909,005

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoNation, Inc.	885,378	$90,733,537
*	Barnes & Noble Education, Inc.	820,506	6,490,202
	Bassett Furniture Industries, Inc.	205,931	7,063,433
#	Big Lots, Inc.	452,156	31,171,635
*	Biglari Holdings, Inc., Class A	806	520,031
*	Biglari Holdings, Inc., Class B	160	21,290
*	BJ’s Restaurants, Inc.	5,186	316,294
*	Bluegreen Vacations Holding Corp.	142,705	2,642,897
*	Boot Barn Holdings, Inc.	63,246	4,461,373
*	Build-A-Bear Workshop, Inc.	163,682	1,316,003
	Caleres, Inc.	418,880	9,764,093
	Canterbury Park Holding Corp.	15,171	205,112
*	Capri Holdings, Ltd.	365,882	20,152,781
	Carriage Services, Inc.	286,125	10,638,127
*	Carrols Restaurant Group, Inc.	252,257	1,485,794
	Cato Corp. (The), Class A	378,703	5,074,620
*	Century Communities, Inc.	945,118	69,882,025
	Chico’s FAS, Inc.	13,639	40,917
	Citi Trends, Inc.	251,311	26,287,131
#*	Conn’s, Inc.	673,738	13,636,457
#*	Container Store Group, Inc. (The)	366,430	5,162,999
»	Contra Zagg, Inc.	226,626	20,396
	Cooper Tire & Rubber Co.	1,093,555	62,321,699
*	Cooper-Standard Holdings, Inc.	303,871	8,824,414
	Core-Mark Holding Co., Inc.	99,202	4,222,037
	Crown Crafts, Inc.	139,687	1,075,590
	Culp, Inc.	63,765	902,275
	Dana, Inc.	1,538,070	38,913,171
	Del Taco Restaurants, Inc.	52,011	592,925
*	Delta Apparel, Inc.	190,519	6,479,551
#	Designer Brands, Inc., Class A	7,492	132,608
	Dillard’s, Inc., Class A	441,605	43,679,151
	Dover Motorsports, Inc.	304,607	682,320
*	El Pollo Loco Holdings, Inc.	111,923	1,895,976
	Escalade, Inc.	43,128	949,679
	Ethan Allen Interiors, Inc.	481,976	13,837,531
	Extended Stay America, Inc.	472,955	9,407,075
*	Flanigan’s Enterprises, Inc.	4,740	116,485
#	Flexsteel Industries, Inc.	116,471	5,069,983
	Foot Locker, Inc.	1,302,002	76,792,078
*	Fossil Group, Inc.	605,736	7,813,994
*	Full House Resorts, Inc.	111,168	1,085,000
*	Genesco, Inc.	88,958	4,447,900
*	G-III Apparel Group, Ltd.	1,194,245	38,801,020
*	Goodyear Tire & Rubber Co. (The)	4,245,691	73,068,342
	Graham Holdings Co., Class B	90,475	57,506,815
*	Green Brick Partners, Inc.	582,628	15,037,629
#	Group 1 Automotive, Inc.	418,964	68,777,130
#	Guess?, Inc.	1,197,996	32,393,812
#	Haverty Furniture Cos., Inc.	400,804	18,625,362
	Haverty Furniture Cos., Inc., Class A	5,701	267,377
*	Hibbett Sports, Inc.	142,083	11,288,494
	Hooker Furniture Corp.	273,967	10,276,502
*	Houghton Mifflin Harcourt Co.	106,210	964,387
*	J Alexander’s Holdings, Inc.	177,595	1,823,901
	Johnson Outdoors, Inc., Class A	131,380	18,630,998
	KB Home	420,250	20,268,657
	Kohl’s Corp.	369,906	21,698,686
*	Lakeland Industries, Inc.	145,170	4,095,246

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lands’ End, Inc.	159,448	$3,673,682
*	Laureate Education, Inc., Class A	1,283,068	17,642,185
	La-Z-Boy, Inc.	217,706	9,679,209
*	LGI Homes, Inc.	705	116,875
	Lifetime Brands, Inc.	424,272	6,151,944
#	Lithia Motors, Inc., Class A	10,081	3,874,935
*	M/I Homes, Inc.	692,910	48,309,685
	Macy’s, Inc.	1,652,392	27,396,659
*	MarineMax, Inc.	450,304	25,577,267
*	Marriott Vacations Worldwide Corp.	400,099	71,069,585
	MDC Holdings, Inc.	1,617,917	94,907,011
»	Media General, Inc.	564,216	52,923
*	Meritage Homes Corp.	667,509	71,016,282
*	Modine Manufacturing Co.	1,416,352	23,058,211
#*	Motorcar Parts of America, Inc.	378,436	8,174,218
	Movado Group, Inc.	305,028	9,568,728
*	New Home Co., Inc. (The)	104,348	639,653
	Nobility Homes, Inc.	1,505	50,606
*	ODP Corp. (The)	1,292,726	52,264,912
#	Penske Automotive Group, Inc.	1,071,623	93,970,621
*	Playa Hotels & Resorts NV	652,242	4,800,501
#*	Potbelly Corp.	102,723	627,638
*	QEP Co., Inc.	34,659	1,025,906
	Qurate Retail, Inc., Class A	4,032,752	47,989,749
	RCI Hospitality Holdings, Inc.	88,086	6,413,542
#*	Red Robin Gourmet Burgers, Inc.	51,586	1,875,667
	Rocky Brands, Inc.	206,573	10,876,068
*	Select Interior Concepts, Inc., Class A	17,405	131,060
#	Shoe Carnival, Inc.	275,228	16,499,919
*	Signet Jewelers, Ltd.	213,141	12,735,175
#	Sonic Automotive, Inc., Class A	389,427	19,214,328
	Standard Motor Products, Inc.	80,108	3,431,026
	Strattec Security Corp.	92,140	4,044,946
#*	Stride, Inc.	958,992	27,455,941
	Superior Group of Cos, Inc.	232,772	5,870,510
*	Superior Industries International, Inc.	143,148	718,603
*	Taylor Morrison Home Corp.	3,437,477	107,283,657
*	Tilly’s, Inc., Class A	609,597	7,351,740
*	TravelCenters of America, Inc.	163,543	4,495,797
*	Tri Pointe Homes, Inc.	2,911,702	69,356,742
*	Unifi, Inc.	358,907	9,701,256
*	Universal Electronics, Inc.	66,267	3,767,279
*	Urban Outfitters, Inc.	801,388	28,769,829
*	Vera Bradley, Inc.	975,024	10,822,766
*	Vista Outdoor, Inc.	511,945	16,694,526
#*	VOXX International Corp.	124,583	2,124,140
#	Weyco Group, Inc.	100,265	1,972,213
#	Winnebago Industries, Inc.	106,947	8,550,413
*	Zovio, Inc.	332,051	1,231,909
*	Zumiez, Inc.	601,877	25,862,655

TOTAL CONSUMER DISCRETIONARY			2,204,831,272

CONSUMER STAPLES — (4.4%)
	Alico, Inc.	9,629	288,581
	Andersons, Inc. (The)	776,980	22,314,866
#*	Bridgford Foods Corp.	13,817	196,754
	Cal-Maine Foods, Inc.	53,232	1,988,748
#*	Central Garden & Pet Co.	166,307	9,003,861
*	Central Garden & Pet Co., Class A	553,312	27,261,682

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Coffee Holding Co., Inc.	2,367	$10,912
#*	Coty, Inc., Class A	441,365	4,418,064
*	Darling Ingredients, Inc.	2,096,353	145,591,716
#	Edgewell Personal Care Co.	610,120	23,306,584
#*	Farmer Bros Co.	34,530	352,206
	Fresh Del Monte Produce, Inc.	1,566,789	44,183,450
#*	Hostess Brands, Inc.	3,050,977	46,649,438
#»	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	364,576	22,344,863
	Ingredion, Inc.	96,015	8,968,761
*	Landec Corp.	523,803	5,929,450
	Limoneira Co.	35,440	640,046
	Mannatech, Inc.	16,046	312,255
*	Natural Alternatives International, Inc.	175,612	2,634,180
	Natural Grocers by Vitamin Cottage, Inc.	344,565	5,416,562
	Nature’s Sunshine Products, Inc.	24,046	500,397
	Nu Skin Enterprises, Inc., Class A	49,119	2,596,430
#	Ocean Bio-Chem, Inc.	6,071	81,109
	Oil-Dri Corp. of America	84,762	2,960,737
*	Pilgrim’s Pride Corp.	238,313	5,709,979
*	Planet Green Holdings Corp.	7,745	15,025
#*	Rite Aid Corp.	202,855	3,554,020
	Sanderson Farms, Inc.	81,534	13,414,789
	Seaboard Corp.	16,778	60,031,516
*	Seneca Foods Corp., Class A	195,294	8,995,242
*	Seneca Foods Corp., Class B	24,020	1,117,170
*	Simply Good Foods Co. (The)	193,391	6,681,659
	SpartanNash Co.	815,122	15,788,913
	Spectrum Brands Holdings, Inc.	482,333	42,512,831
*	TreeHouse Foods, Inc.	523,947	24,939,877
*	United Natural Foods, Inc.	1,224,184	45,123,422
	Universal Corp.	657,404	36,965,827
#	Village Super Market, Inc., Class A	244,205	5,953,718
#	Weis Markets, Inc.	660,948	34,270,154

TOTAL CONSUMER STAPLES			683,025,794

ENERGY — (6.5%)
	Adams Resources & Energy, Inc.	115,900	3,071,350
#*	Alto Ingredients, Inc.	39,878	221,722
	Antero Midstream Corp.	738,151	6,377,625
*	Antero Resources Corp.	3,966,426	35,777,163
	Archrock, Inc.	3,690,554	34,469,774
#*	Ardmore Shipping Corp.	639,046	2,505,060
	Berry Corp.	134,942	824,496
*	Bonanza Creek Energy, Inc.	513,415	16,988,902
*	Bristow Group, Inc.	80,763	2,136,989
*	Callon Petroleum Co.	104,810	3,918,846
*	ChampionX Corp.	671,917	14,116,976
	Cimarex Energy Co.	43,780	2,898,236
#*	Clean Energy Fuels Corp.	2,049,604	22,545,644
*	CNX Resources Corp.	5,627,204	75,517,078
*	Comstock Resources, Inc.	335,603	1,842,461
*	CONSOL Energy, Inc.	478,225	4,198,816
	CVR Energy, Inc.	116,152	2,472,876
#*	Dawson Geophysical Co.	223,916	515,007
	Delek US Holdings, Inc.	707,151	16,780,693
*	Denbury, Inc.	70,508	3,836,340
	DHT Holdings, Inc.	4,086,617	24,111,040
*	Dorian LPG, Ltd.	783,045	10,406,668

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Dril-Quip, Inc.	348,136	$10,670,368
*	Earthstone Energy, Inc., Class A	185,483	1,302,091
	EnLink Midstream LLC	869,183	4,024,317
*	EQT Corp.	5,050,024	96,455,458
	Equitrans Midstream Corp.	1,121,572	9,152,028
	Evolution Petroleum Corp.	35,306	116,863
*	Exterran Corp.	632,724	2,075,335
	GasLog, Ltd.	690,218	4,010,167
*	Geospace Technologies Corp.	89,456	672,709
*	Goodrich Petroleum Corp.	18,847	189,412
#*	Green Plains, Inc.	536,740	15,994,852
#*	Helix Energy Solutions Group, Inc.	2,814,929	12,076,045
	Helmerich & Payne, Inc.	1,212,406	31,073,966
	HollyFrontier Corp.	1,381,301	48,345,535
	International Seaways, Inc.	332,042	5,870,503
	Kosmos Energy, Ltd.	490,637	1,403,222
	Marathon Oil Corp.	932,878	10,504,206
#	Matador Resources Co.	2,409,586	63,396,208
*	Mexco Energy Corp.	9,255	70,060
*	Mind Technology, Inc.	54,260	125,883
#	Murphy Oil Corp.	2,838,409	48,054,264
	Nabors Industries, Ltd.	21,642	1,749,756
	NACCO Industries, Inc., Class A	144,941	3,352,485
#*	National Energy Services Reunited Corp.	75,600	959,364
*	Natural Gas Services Group, Inc.	342,005	3,078,045
*	Newpark Resources, Inc.	768,427	2,182,333
*	NexTier Oilfield Solutions, Inc.	1,102,342	3,957,408
	NOV, Inc.	1,352,066	20,213,387
*	Oceaneering International, Inc.	65,168	700,556
*	Overseas Shipholding Group, Inc., Class A	1,605,821	3,548,864
*	Par Pacific Holdings, Inc.	31,764	482,495
#	Patterson-UTI Energy, Inc.	2,182,629	14,754,572
#*	PBF Energy, Inc., Class A	928,840	13,170,951
*	PDC Energy, Inc.	2,059,507	75,192,601
#*	Peabody Energy Corp.	603,430	2,232,691
#*	Penn Virginia Corp.	136,668	1,862,785
*	ProPetro Holding Corp.	1,190,919	11,468,550
*	Range Resources Corp.	2,443,450	23,994,679
#*	Renewable Energy Group, Inc.	571,416	31,725,016
*	REX American Resources Corp.	154,715	12,490,142
#*	RPC, Inc.	235,215	1,143,145
*	SandRidge Energy, Inc.	29,049	117,939
	Scorpio Tankers, Inc.	451,924	8,197,901
*	SEACOR Marine Holdings, Inc.	15,276	70,422
*	Select Energy Services, Inc., Class A	604,499	2,919,730
#	SFL Corp., Ltd.	1,895,828	14,711,625
*	SilverBow Resources, Inc.	132,684	1,288,362
	Solaris Oilfield Infrastructure, Inc., Class A	9,615	105,188
*	Talos Energy, Inc.	608,920	6,813,815
*	Technip Energies NV, ADR	208,691	2,965,499
	TechnipFMC P.L.C.	2,750,411	20,353,041
#*	Teekay Corp.	7,063	22,743
#*	Teekay Tankers, Ltd., Class A	512,406	6,871,364
#*	Transocean, Ltd.	3,881,410	12,498,140
	US Silica Holdings, Inc.	356,750	3,799,388
#*	VAALCO Energy, Inc.	11,980	28,752
	World Fuel Services Corp.	1,974,140	61,060,150

TOTAL ENERGY			1,021,201,138

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (28.3%)
#	1st Constitution Bancorp	56,459	$1,082,884
	1st Source Corp.	404,563	19,253,153
	ACNB Corp.	12,287	337,892
	Allegiance Bancshares, Inc.	144,934	5,739,386
*	Ambac Financial Group, Inc.	509,954	8,745,711
#*	Amerant Bancorp, Inc.	18,093	342,862
	American Equity Investment Life Holding Co.	2,602,302	80,619,316
	American National Bankshares, Inc.	12,761	434,257
	American National Group, Inc.	218,422	24,758,134
	American River Bankshares	147,384	2,907,886
	Ameris Bancorp	87,662	4,741,638
#	AmeriServ Financial, Inc.	356,789	1,498,514
#	Ames National Corp.	8,527	215,563
	Argo Group International Holdings, Ltd.	619,523	32,326,710
	Associated Banc-Corp.	3,749,010	82,065,829
	Associated Capital Group, Inc., Class A	1,290	46,092
	Assured Guaranty, Ltd.	777,624	39,542,180
#	Atlantic American Corp.	238,675	976,181
*	Atlantic Capital Bancshares, Inc.	54,213	1,450,198
	Atlantic Union Bankshares Corp.	1,474,161	57,005,806
*	Atlanticus Holdings Corp.	148,480	4,641,485
	Axis Capital Holdings, Ltd.	288,704	16,109,683
	Banc of California, Inc.	773,168	13,839,707
*	Bancorp, Inc. (The)	198,556	4,408,936
	BancorpSouth Bank	234,500	6,938,855
	Bank of Commerce Holdings	169,120	2,183,339
	Bank OZK	2,636,689	108,077,882
	BankFinancial Corp.	419,778	4,374,087
	BankUnited, Inc.	1,320,055	61,527,764
#	Bankwell Financial Group, Inc.	14,194	383,380
	Banner Corp.	635,703	36,133,359
	Bar Harbor Bankshares	115,876	3,321,006
#*	Baycom Corp.	46,732	845,382
	BCB Bancorp, Inc.	197,450	2,718,886
*	Berkshire Bancorp, Inc.	3,042	31,180
	Berkshire Hills Bancorp, Inc.	1,089,937	24,185,702
*	Blucora, Inc.	1,168,611	16,822,155
	BNCCORP, Inc.	11,129	425,684
	BOK Financial Corp.	273,440	24,046,314
	Boston Private Financial Holdings, Inc.	683,355	10,058,986
*	Brighthouse Financial, Inc.	264,452	12,373,709
	Brookline Bancorp, Inc.	1,182,734	19,042,017
	Bryn Mawr Bank Corp.	46,426	2,133,739
#	Business First Bancshares, Inc.	1,060	25,196
	Byline Bancorp, Inc.	122,982	2,791,691
	C&F Financial Corp.	53,271	2,246,971
	Cadence BanCorp.	1,259,164	28,016,399
	California First National Bancorp	47,391	871,994
	Camden National Corp.	12,815	611,532
*	Cannae Holdings, Inc.	110,582	4,390,105
#	Capital City Bank Group, Inc.	118,268	2,988,632
	Capitol Federal Financial, Inc.	253,681	3,278,827
	Capstar Financial Holdings, Inc.	38,389	736,685
	Cathay General Bancorp	444,076	17,976,196
*	CCUR Holdings, Inc.	53	412,074
	Central Valley Community Bancorp	133,318	2,618,366
#	Chemung Financial Corp.	555	23,588
	CIT Group, Inc.	830,566	44,260,862
#	Citizens & Northern Corp.	4,287	105,889

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Citizens Community Bancorp, Inc.	32,707	$425,191
	Civista Bancshares, Inc.	61,936	1,432,580
	CNB Financial Corp.	18,442	469,533
	CNO Financial Group, Inc.	2,807,974	71,687,576
#	Codorus Valley Bancorp, Inc.	85,346	1,570,366
	Columbia Banking System, Inc.	87,239	3,797,514
#	Community Bankers Trust Corp.	54,151	453,785
#	Community Financial Corp. (The)	1,926	69,567
	Community Trust Bancorp, Inc.	144,785	6,451,620
	Community West Bancshares	28,032	346,756
	ConnectOne Bancorp, Inc.	469,162	12,737,748
#*	Consumer Portfolio Services, Inc.	358,623	1,560,010
#	Cowen, Inc., Class A	390,593	15,424,518
*	CrossFirst Bankshares, Inc.	13,236	195,099
*	Customers Bancorp, Inc.	764,407	26,387,330
	Dime Community Bancshares, Inc.	478,484	15,847,390
	Donegal Group, Inc., Class A	295,417	4,558,284
	Donegal Group, Inc., Class B	54,141	785,044
*	Donnelley Financial Solutions, Inc.	27,249	832,729
	Eagle Bancorp Montana, Inc.	9,838	230,111
	Eagle Bancorp, Inc.	161,367	8,618,611
	East West Bancorp, Inc.	25,843	1,967,944
#*	Elevate Credit, Inc.	88,459	297,222
	Employers Holdings, Inc.	620,199	25,105,656
#*	Encore Capital Group, Inc.	263,496	10,365,933
*	Enstar Group, Ltd.	100,247	25,180,041
*	Equity Bancshares, Inc., Class A	121,077	3,542,713
#	ESSA Bancorp, Inc.	182,988	2,839,974
#	Evans Bancorp, Inc.	4,646	171,716
#*	EZCORP, Inc., Class A	1,359,340	7,653,084
	Farmers National Banc Corp.	8,430	139,769
	FBL Financial Group, Inc., Class A	617,137	34,985,497
	FedNat Holding Co.	89,312	454,598
	Financial Institutions, Inc.	397,390	12,688,663
*	First Acceptance Corp.	105,887	172,596
	First BanCorp.	6,643,241	83,505,539
	First BanCorp.	64,969	2,754,686
	First Bancshares, Inc.	17,633	257,442
	First Bancshares, Inc. (The)	26,704	1,044,660
	First Bank	106,680	1,353,769
	First Busey Corp.	431,583	10,780,943
	First Business Financial Services, Inc.	128,564	3,401,803
	First Choice Bancorp	18,197	582,668
	First Commonwealth Financial Corp.	1,757,371	25,464,306
	First Community Bancshares, Inc.	133,492	3,900,636
#	First Community Corp.	2,031	37,370
	First Financial Bancorp	1,613,048	39,535,806
	First Financial Corp.	151,907	6,720,366
	First Financial Northwest, Inc.	260,772	3,549,107
	First Foundation, Inc.	89,427	2,128,363
	First Hawaiian, Inc.	674,581	18,523,994
	First Horizon Corp.	2,856,329	52,242,257
	First Internet Bancorp	195,695	6,722,123
	First Interstate BancSystem, Inc., Class A	12,357	580,408
	First Merchants Corp.	248,993	11,505,967
	First Mid Bancshares, Inc.	26,551	1,156,031
	First Midwest Bancorp, Inc.	2,575,505	54,008,340
	First Northwest Bancorp	120,909	2,028,853
	First of Long Island Corp. (The)	11,771	250,605

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	101,155	$1,711,543
#*	First Western Financial, Inc.	534	13,708
	Flagstar Bancorp, Inc.	1,336,826	62,215,882
	Flushing Financial Corp.	645,803	15,027,836
	FNB Corp.	7,028,402	90,596,102
	FS Bancorp, Inc.	9,795	669,488
#	Fulton Financial Corp.	3,932,692	67,052,399
*	Genworth Financial, Inc., Class A	4,508,469	19,476,586
	Global Indemnity Group LLC, Class A	225,382	6,481,986
	Great Southern Bancorp, Inc.	37,063	2,090,724
	Great Western Bancorp, Inc.	1,215,856	40,184,041
*	Greenlight Capital Re, Ltd., Class A	10,645	98,253
	Guaranty Federal Bancshares, Inc.	32,452	782,093
*	Hallmark Financial Services, Inc.	328,251	1,303,156
	Hancock Whitney Corp.	1,394,507	64,482,004
	Hanmi Financial Corp.	536,175	10,884,352
	HarborOne Bancrop, Inc.	41,476	593,522
	Harleysville Financial Corp.	1,578	39,813
#	Hawthorn Bancshares, Inc.	40,758	877,927
	HBT Financial, Inc.	3,108	56,566
	Heartland Financial USA, Inc.	214,199	10,767,784
	Heritage Commerce Corp.	156,828	1,892,914
	Heritage Financial Corp.	41,849	1,175,957
	Heritage Insurance Holdings, Inc.	398,168	3,627,310
	Hilltop Holdings, Inc.	1,165,844	41,037,709
*	HMN Financial, Inc.	98,539	1,998,371
	Home Bancorp, Inc.	54,109	2,052,895
	HomeStreet, Inc.	527,833	21,556,700
	HomeTrust Bancshares, Inc.	221,289	6,063,319
	Hope Bancorp, Inc.	3,031,037	45,495,865
	Horace Mann Educators Corp.	973,939	39,054,954
	Horizon Bancorp, Inc.	94,465	1,732,488
	Independent Bank Corp.	5,534	130,381
	Independent Bank Group, Inc.	802,103	60,566,798
	International Bancshares Corp.	1,431,503	67,838,927
	Invesco, Ltd.	879,818	23,755,086
#	Investar Holding Corp.	1,722	38,073
#	Investors Bancorp, Inc.	3,772,917	55,235,505
	Janus Henderson Group P.L.C.	867,933	29,848,216
	Kearny Financial Corp.	2,124,119	27,146,241
	Kemper Corp.	575,695	44,938,752
	Lakeland Bancorp, Inc.	663,931	12,037,069
	Landmark Bancorp, Inc.	44,965	1,081,408
	LCNB Corp.	120,825	2,189,349
#	Level One Bancorp, Inc.	5,086	137,475
	Luther Burbank Corp.	100,223	1,116,484
	Macatawa Bank Corp.	5,700	54,549
	Mackinac Financial Corp.	158,946	3,449,128
*	Magyar Bancorp, Inc.	33,171	436,530
#*	MainStreet Bancshares, Inc.	8,615	182,638
	Marlin Business Services Corp.	273,543	6,168,395
#*	MBIA, Inc.	469,324	4,702,626
	Mercantile Bank Corp.	368,037	11,880,234
	Meridian Bancorp, Inc.	340,692	7,532,700
	Meridian Corp.	9,342	246,629
	Meta Financial Group, Inc.	38,815	1,912,027
*	Metropolitan Bank Holding Corp.	14,962	940,362
	MGIC Investment Corp.	898,707	13,696,295
#	Mid Penn Bancorp, Inc.	1,730	46,693

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Middlefield Banc Corp.	28,774	$643,962
	Midland States Bancorp, Inc.	302,043	8,511,572
#*»	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	135,092	4,263,504
*	Mr Cooper Group, Inc.	442,457	15,255,917
	MVB Financial Corp.	16,048	646,413
	National Bank Holdings Corp., Class A	144,038	5,747,116
#	National Bankshares, Inc.	1,801	64,638
	National Security Group, Inc. (The)	11,290	135,254
	National Western Life Group, Inc., Class A	86,984	19,945,431
	Navient Corp.	4,521,776	76,101,490
	Nelnet, Inc., Class A	835,698	62,033,863
	New York Community Bancorp, Inc.	2,710,040	32,412,078
»	NewStar Financial, Inc.	667,031	67,770
*	Nicholas Financial, Inc.	181,804	1,892,580
	Northeast Bank	101,005	2,845,311
	Northfield Bancorp, Inc.	995,942	16,114,342
	Northrim BanCorp, Inc.	177,426	7,567,219
	Northwest Bancshares, Inc.	1,873,760	26,307,590
	Norwood Financial Corp.	878	22,380
	OceanFirst Financial Corp.	812,439	18,572,356
	OFG Bancorp	1,277,721	30,269,210
	Old National Bancorp	4,408,272	83,316,341
	Old Second Bancorp, Inc.	10,453	138,084
	OneMain Holdings, Inc.	379,502	21,582,279
	Oppenheimer Holdings, Inc., Class A	147,693	7,557,451
	Orrstown Financial Services, Inc.	55,879	1,324,891
	Pacific Premier Bancorp, Inc.	1,861,566	81,964,751
	PacWest Bancorp	536,756	23,300,578
	Parke Bancorp, Inc.	12,228	258,255
#*	Patriot National Bancorp, Inc.	6,082	56,623
#	PCB Bancorp	7,252	114,582
	PCSB Financial Corp.	15,935	278,703
	Peapack-Gladstone Financial Corp.	253,967	8,126,944
	Penns Woods Bancorp, Inc.	29,948	718,752
#	Peoples Bancorp of North Carolina, Inc.	41,906	979,343
	Peoples Bancorp, Inc.	495,324	16,558,681
	Peoples Financial Services Corp.	13,005	554,663
	Pinnacle Financial Partners, Inc.	663,097	58,113,821
	Popular, Inc.	1,455,430	107,643,603
*	PRA Group, Inc.	1,743	65,676
	Premier Financial Bancorp, Inc.	312,671	5,921,989
	Premier Financial Corp.	488,128	15,419,964
#	Primis Financial Corp.	217,286	3,118,054
	PROG Holdings, Inc.	384,638	19,593,460
#	Protective Insurance Corp., Class A	2,080	47,778
	Protective Insurance Corp., Class B	354,606	8,155,938
	Provident Financial Holdings, Inc.	172,931	2,811,858
	Provident Financial Services, Inc.	1,872,500	44,134,825
#	Prudential Bancorp, Inc.	35,102	486,163
	QCR Holdings, Inc.	29,044	1,400,502
	Radian Group, Inc.	495,267	12,203,379
	RBB Bancorp	112,507	2,371,648
	Regional Management Corp.	261,591	10,131,419
#	Renasant Corp.	1,139,790	48,019,353
	Republic Bancorp, Inc., Class A	127,762	5,740,347
#*	Republic First Bancorp, Inc.	92,468	368,947
	Riverview Bancorp, Inc.	550,507	3,792,993
#	S&T Bancorp, Inc.	194,689	6,415,003

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Salisbury Bancorp, Inc.	5,196	$241,458
	Sandy Spring Bancorp, Inc.	806,732	36,593,364
#	SB Financial Group, Inc.	50,120	895,143
*	Security National Financial Corp., Class A	42,061	354,995
*	Select Bancorp, Inc.	6,090	71,801
#	Shore Bancshares, Inc.	174,880	2,944,979
	Sierra Bancorp	310,163	8,396,112
	Simmons First National Corp., Class A	2,107,958	60,076,803
*	SiriusPoint, Ltd.	1,512,783	16,005,244
	SmartFinancial, Inc.	78,925	1,869,733
	South State Corp.	360,564	30,402,756
	Southern Missouri Bancorp, Inc.	7,789	326,281
	Spirit of Texas Bancshares, Inc.	12,512	289,903
	State Auto Financial Corp.	321,360	6,067,277
	Sterling Bancorp	4,072,365	102,338,532
	Stewart Information Services Corp.	89,897	5,272,459
	Stifel Financial Corp.	500,970	34,662,114
	Summit Financial Group, Inc.	1,540	40,117
	Summit State Bank	10,670	174,775
	Synovus Financial Corp.	429,974	20,148,582
	TCF Financial Corp.	1,334,363	60,740,204
	Territorial Bancorp, Inc.	135,024	3,395,854
*	Texas Capital Bancshares, Inc.	624,138	42,834,591
	Timberland Bancorp, Inc.	126,098	3,548,398
	Tiptree, Inc.	795,277	7,960,723
	Towne Bank	161,869	5,014,702
	TriCo Bancshares	63,456	2,936,744
*	TriState Capital Holdings, Inc.	40,715	971,867
*	Triumph Bancorp, Inc.	2,675	237,085
	TrustCo Bank Corp. NY	154,999	1,133,818
	Trustmark Corp.	710,645	23,032,004
	Umpqua Holdings Corp.	2,946,597	54,924,568
*	Unico American Corp.	139,783	643,002
	United Bancshares, Inc.	9,545	281,005
	United Bankshares, Inc.	1,878,048	73,750,945
	United Community Banks, Inc.	12,981	424,738
	United Fire Group, Inc.	519,647	15,724,518
#	United Insurance Holdings Corp.	2,993	16,731
	United Security Bancshares	2,400	19,872
	Unity Bancorp, Inc.	17,620	388,521
	Universal Insurance Holdings, Inc.	7,700	107,415
	Univest Financial Corp.	562,772	15,718,222
	Unum Group	1,901,121	53,725,679
	Valley National Bancorp	8,318,429	114,544,767
	Veritex Holdings, Inc.	70,594	2,384,665
	Washington Federal, Inc.	2,138,889	69,620,837
	Waterstone Financial, Inc.	414,601	8,167,640
	Webster Financial Corp.	162,001	8,571,473
	WesBanco, Inc.	1,495,488	54,271,260
	Western New England Bancorp, Inc.	645,569	5,229,109
	Westwood Holdings Group, Inc.	15,563	281,535
	White Mountains Insurance Group, Ltd.	35,468	41,335,471
	Wintrust Financial Corp.	713,002	54,972,454
	WSFS Financial Corp.	421,396	21,529,122
	WVS Financial Corp.	1,740	27,927

TOTAL FINANCIALS			4,427,801,594

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (3.3%)
#*	Acadia Healthcare Co., Inc.	2,084,783	$127,004,980
*	Acorda Therapeutics, Inc.	26,152	136,513
*	Allied Healthcare Products, Inc.	2,247	10,651
*	Allscripts Healthcare Solutions, Inc.	3,300,807	51,360,557
*	American Shared Hospital Services	135,156	325,726
*	AnaptysBio, Inc.	9,396	219,397
*	AngioDynamics, Inc.	795,012	19,318,792
*	ANI Pharmaceuticals, Inc.	10,696	355,963
*	Anika Therapeutics, Inc.	77,134	3,099,244
*	Avanos Medical, Inc.	253,365	10,947,902
*	Brookdale Senior Living, Inc.	2,851,530	18,649,006
#*	Catalyst Pharmaceuticals, Inc.	43,611	199,738
*	Community Health Systems, Inc.	4,546	50,688
	Computer Programs and Systems, Inc.	34,204	1,026,804
*	Covetrus, Inc.	256,815	7,357,750
#»	Curative Health Services, Inc.	347,123	0
*	Electromed, Inc.	8,087	79,010
#*	Enochian Biosciences, Inc.	9,992	33,773
*	Five Star Senior Living, Inc.	44,739	233,090
*	FONAR Corp.	100,956	1,731,395
*	Harvard Bioscience, Inc.	72,155	500,034
*	HealthStream, Inc.	68,447	1,653,680
*	Innoviva, Inc.	53,959	617,831
*	Integer Holdings Corp.	560,027	52,575,335
#*	IntriCon Corp.	26,587	614,957
#	Invacare Corp.	276,749	2,499,043
*	Kewaunee Scientific Corp.	69,197	828,980
#*	Lannett Co., Inc.	75,268	328,921
#*	LENSAR, Inc.	106,880	738,541
*	Magellan Health, Inc.	553,701	52,158,634
*»	MedCath Corp.	622,045	0
*	MEDNAX, Inc.	955,565	25,150,471
	National HealthCare Corp.	189,172	13,300,683
*	Natus Medical, Inc.	56,366	1,440,151
*	NextGen Healthcare, Inc.	1,241	22,723
#*	Opiant Pharmaceuticals, Inc.	100	1,211
#*	OPKO Health, Inc.	923,435	3,786,084
#*	OraSure Technologies, Inc.	84	769
#»	Orthodontic Centers of Americas, Inc.	492,841	0
*	Orthofix Medical, Inc.	4,130	183,166
	Owens & Minor, Inc.	277,116	10,001,116
#	Patterson Cos., Inc.	742,749	23,871,953
#*»	PDL BioPharma, Inc.	1,226,353	3,029,092
	Premier, Inc., Class A	167,551	5,922,928
*	Prestige Consumer Healthcare, Inc.	1,026,974	44,734,987
*	Select Medical Holdings Corp.	44,082	1,662,773
#*	Star Equity Holdings, Inc.	38,036	109,544
#*	SunLink Health Systems, Inc.	18,426	50,856
*	Supernus Pharmaceuticals, Inc.	155,637	4,739,147
#*	Surface Oncology, Inc.	22,113	161,646
#*	Surgalign Holdings, Inc.	1,029,104	1,862,678
*	Taro Pharmaceutical Industries, Ltd.	110,818	8,202,748
*	Triple-S Management Corp., Class B	680,969	16,145,775
#»	U.S. Diagnostic, Inc.	20,800	0
*	Vanda Pharmaceuticals, Inc.	143,889	2,388,557
#*	Varex Imaging Corp.	74,949	1,779,289

TOTAL HEALTH CARE			523,205,282

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (21.4%)
	AAR Corp.	863,657	$34,753,558
	ABM Industries, Inc.	1,326,046	68,172,025
	ACCO Brands Corp.	2,624,876	22,521,436
	Acme United Corp.	13,009	581,502
#	Acuity Brands, Inc.	176,566	32,756,524
*	Aegion Corp.	838,644	25,243,184
	AGCO Corp.	288,402	42,083,620
	Air Lease Corp.	2,052,175	95,857,094
*	Air Transport Services Group, Inc.	110,812	2,916,572
	Alamo Group, Inc.	8,134	1,279,072
	Altra Industrial Motion Corp.	136,800	8,072,568
*	American Woodmark Corp.	31,101	3,093,305
*	API Group Corp.	523	11,119
	Apogee Enterprises, Inc.	164,896	5,792,797
	ARC Document Solutions, Inc.	173,402	378,016
	ArcBest Corp.	734,366	53,432,470
	Arcosa, Inc.	234,056	14,111,236
	Argan, Inc.	1,803	90,420
*	Armstrong Flooring, Inc.	228,055	1,183,605
*	ASGN, Inc.	18,443	1,939,835
	Astec Industries, Inc.	254,376	19,080,744
*	Atlas Air Worldwide Holdings, Inc.	692,088	46,999,696
#*	Avalon Holdings Corp., Class A	15,718	55,327
#	AZZ, Inc.	177,884	9,363,814
	Barnes Group, Inc.	1,018,197	50,828,394
	Barrett Business Services, Inc.	7,757	568,821
*	Beacon Roofing Supply, Inc.	1,585,446	89,308,173
#	BGSF, Inc.	30,611	428,860
	Boise Cascade Co.	600,453	40,062,224
*	BrightView Holdings, Inc.	216,627	3,884,122
#*	Broadwind, Inc.	126,923	656,192
*	Builders FirstSource, Inc.	315,955	15,377,530
*	CACI International, Inc., Class A	113,491	28,924,316
	CAI International, Inc.	393,272	16,733,724
*	CBIZ, Inc.	1,245,752	41,844,810
*	CECO Environmental Corp.	487,554	3,559,144
*	Chart Industries, Inc.	165,346	26,559,528
	Chicago Rivet & Machine Co.	28,801	745,946
*	CIRCOR International, Inc.	123,399	4,241,224
#*	Colfax Corp.	2,249,736	101,665,570
	Columbus McKinnon Corp.	414,648	20,529,223
#	CompX International, Inc.	67,219	1,293,294
#*	Concrete Pumping Holdings, Inc.	22,413	182,218
#*	Copa Holdings SA, Class A	27,723	2,398,040
	Costamare, Inc.	1,819,702	19,143,265
*	Covenant Logistics Group, Inc.	355,233	7,641,062
*	CPI Aerostructures, Inc.	114,671	494,232
	CRA International, Inc.	197,882	15,882,009
	Cubic Corp.	28,510	2,133,688
	Curtiss-Wright Corp.	39,499	5,051,922
#*	DLH Holdings Corp.	15,930	162,327
*	Ducommun, Inc.	293,613	17,302,614
*	DXP Enterprises, Inc.	50,711	1,484,311
*	Dycom Industries, Inc.	354,749	33,279,004
#*	Eagle Bulk Shipping, Inc.	31,985	1,386,230
#	Eastern Co. (The)	113,277	3,202,341
*	Echo Global Logistics, Inc.	431,513	14,110,475
	Encore Wire Corp.	501,921	37,483,460
	EnerSys	37,347	3,420,238
#	Eneti, Inc.	78,896	1,586,599

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Ennis, Inc.	684,459	$14,188,835
	EnPro Industries, Inc.	423,082	36,236,973
	ESCO Technologies, Inc.	260,049	28,282,929
*	Fluor Corp.	13,828	317,767
*	FTI Consulting, Inc.	236,928	32,897,453
*	Gates Industrial Corp. P.L.C.	446,604	7,703,919
#	GATX Corp.	861,627	84,189,574
*	Gencor Industries, Inc.	161,871	1,940,833
*	Gibraltar Industries, Inc.	181,825	16,702,445
*	GMS, Inc.	740,074	32,348,635
	Gorman-Rupp Co. (The)	2,566	88,578
*	GP Strategies Corp.	254,664	4,010,958
	Graham Corp.	26,596	364,631
#	Granite Construction, Inc.	457,007	17,411,967
*	Great Lakes Dredge & Dock Corp.	982,239	15,421,152
#	Greenbrier Cos., Inc. (The)	806,698	38,108,414
	Griffon Corp.	980,767	26,598,401
*	Harsco Corp.	320,405	5,744,862
*	Hawaiian Holdings, Inc.	673,257	16,905,483
	Heartland Express, Inc.	10,000	185,900
	Heidrick & Struggles International, Inc.	241,000	10,194,300
*	Herc Holdings, Inc.	70,040	7,396,224
*	Heritage-Crystal Clean, Inc.	199,268	5,722,977
*	Hill International, Inc.	82,503	221,933
	HNI Corp.	23,632	1,000,579
*	Houston Wire & Cable Co.	206,890	1,086,173
*	Hub Group, Inc., Class A	753,145	49,496,689
#	Hurco Cos., Inc.	174,348	5,988,854
*	Huron Consulting Group, Inc.	18,224	1,025,282
	Hyster-Yale Materials Handling, Inc.	153,589	12,417,671
	ICF International, Inc.	431,182	39,263,433
*	IES Holdings, Inc.	44,557	2,352,164
	Insteel Industries, Inc.	109,212	4,164,254
	Interface, Inc.	161,124	2,068,832
*	JELD-WEN Holding, Inc.	3,400	99,178
	Kaman Corp.	40,967	2,185,589
#	KAR Auction Services, Inc.	860,055	12,892,224
*	Kelly Services, Inc., Class A	1,077,659	26,995,358
	Kennametal, Inc.	119,683	4,806,469
	Kimball International, Inc., Class B	61,690	899,440
*	Kirby Corp.	518,230	33,011,251
	Knoll, Inc.	58,839	1,406,252
	Korn Ferry	978,010	66,397,099
*	Lawson Products, Inc.	54,997	2,883,493
*	LB Foster Co., Class A	111,766	1,803,903
*	Limbach Holdings, Inc.	101,522	1,118,772
*	LS Starrett Co. (The), Class A	4,822	29,462
	LSI Industries, Inc.	136,076	1,118,545
*	Lydall, Inc.	258,550	9,527,568
	Macquarie Infrastructure Corp.	1,893,131	63,060,194
*	Manitowoc Co., Inc. (The)	789,227	18,057,514
	ManpowerGroup, Inc.	568,929	68,777,827
	ManTech International Corp., Class A	559,343	47,739,925
	Marten Transport, Ltd.	2,061,928	34,475,436
#*	MasTec, Inc.	328,308	34,262,223
#*	Mastech Digital, Inc.	1,129	17,827
*	Matrix Service Co.	342,386	4,522,919
	Matson, Inc.	240,686	15,724,016
	Matthews International Corp., Class A	251,004	10,386,546

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Maxar Technologies, Inc.	177,803	$6,900,534
#*	Mayville Engineering Co., Inc.	4,367	68,169
	McGrath RentCorp.	303,499	24,880,848
*	Mesa Air Group, Inc.	350,103	3,942,160
	Miller Industries, Inc.	310,790	13,370,186
*	Mistras Group, Inc.	22,560	251,093
	Moog, Inc., Class A	116,084	10,047,070
*	MRC Global, Inc.	243,251	2,291,424
*	MYR Group, Inc.	379,173	29,537,577
	National Presto Industries, Inc.	11,731	1,206,885
	NL Industries, Inc.	823,549	5,847,198
#*	NN, Inc.	401,984	2,934,483
*	Northwest Pipe Co.	172,584	5,741,870
*	NOW, Inc.	1,219,053	11,971,101
*	NV5 Global, Inc.	8,346	752,225
	nVent Electric P.L.C.	1,217,685	37,078,508
*	Orion Group Holdings, Inc.	487,064	2,625,275
*	P&F Industries, Inc., Class A	17,337	107,489
*	PAM Transportation Services, Inc.	100,956	5,847,372
	Park Aerospace Corp.	27,534	371,434
	Park-Ohio Holdings Corp.	247,605	8,990,538
#*	Parsons Corp.	48,717	2,159,625
	Patriot Transportation Holding, Inc.	2,456	27,630
*	Perma-Pipe International Holdings, Inc.	181,198	1,174,163
*	PGT Innovations, Inc.	26,616	700,799
	Powell Industries, Inc.	174,688	6,156,005
	Preformed Line Products Co.	83,727	5,542,727
	Primoris Services Corp.	114,235	3,730,915
*	Quad/Graphics, Inc.	732,091	2,635,528
	Quanex Building Products Corp.	809,705	22,096,849
#*	Radiant Logistics, Inc.	533,170	3,561,576
#*	RCM Technologies, Inc.	104,139	373,859
	Regal Beloit Corp.	846,504	122,260,573
*	Resideo Technologies, Inc.	1,110,133	33,315,091
	Resources Connection, Inc.	668,945	9,438,814
	REV Group, Inc.	647,962	11,818,827
	Rush Enterprises, Inc., Class A	973,895	48,071,457
	Rush Enterprises, Inc., Class B	440,013	19,268,169
	Ryder System, Inc.	57,137	4,561,818
	Schneider National, Inc., Class B	491,122	11,899,886
*	Servotronics, Inc.	15,025	122,003
*	SIFCO Industries, Inc.	50,474	709,664
	SkyWest, Inc.	1,247,885	61,969,969
#*	Spirit Airlines, Inc.	1,801,812	64,540,906
	SPX FLOW, Inc.	355,246	23,655,831
	Standex International Corp.	67,743	6,423,391
	Steelcase, Inc., Class A	498,125	6,874,125
*	Sterling Construction Co., Inc.	46,964	979,199
#*	Team, Inc.	73,694	727,360
#	Tecnoglass, Inc.	23,667	283,057
	Terex Corp.	533,956	25,090,592
*	Textainer Group Holdings, Ltd.	885,584	22,688,662
*	Thermon Group Holdings, Inc.	40,589	775,250
	Timken Co. (The)	270,734	22,706,461
	Titan International, Inc.	49,386	532,875
*	Titan Machinery, Inc.	602,640	15,734,930
*	TriMas Corp.	557,552	17,752,456
#	Trinity Industries, Inc.	2,065,182	57,081,631
	Triton International, Ltd.	1,663,764	83,471,040

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	TrueBlue, Inc	565,043	$15,990,717
*	Tutor Perini Corp.	603,917	9,723,064
*	Twin Disc, Inc.	17,905	188,898
#*	U.S. Xpress Enterprises, Inc., Class A	100,713	1,031,301
	UFP Industries, Inc.	628,923	52,854,689
*	Ultralife Corp.	313,381	2,475,710
	UniFirst Corp.	86,212	19,327,868
*	Univar Solutions, Inc.	1,624,758	37,938,099
	Universal Logistics Holdings, Inc.	4,216	105,442
#*	USA Truck, Inc.	177,523	2,728,529
*	Vectrus, Inc.	80,389	4,208,364
*	Veritiv Corp.	343,023	14,365,803
	Viad Corp.	224,620	9,357,669
*	Vidler Water Resouces, Inc.	137,268	1,242,275
*	Virco Mfg. Corp.	47,331	150,986
	VSE Corp.	171,706	7,409,114
#	Wabash National Corp.	688,113	12,117,670
	Werner Enterprises, Inc.	901,036	41,654,894
*	WESCO International, Inc.	830,697	76,191,529
#*	Willis Lease Finance Corp.	241,631	10,346,639
*	WillScot Mobile Mini Holdings Corp.	1,650,244	48,302,642

TOTAL INDUSTRIALS			3,350,961,827

INFORMATION TECHNOLOGY — (7.5%)
	ADTRAN, Inc.	271,254	4,635,731
#*	Alithya Group, Inc., Class A	306,754	687,129
*	Alpha & Omega Semiconductor, Ltd.	585,751	18,216,856
	Amkor Technology, Inc.	5,769,168	116,652,577
#*	Amtech Systems, Inc.	454,390	4,789,271
	AstroNova, Inc.	176,468	2,587,021
*	Asure Software, Inc.	4,045	32,400
*	Aviat Networks, Inc.	8,510	275,809
	Avnet, Inc.	1,092,501	47,982,644
*	Aware, Inc.	643,548	2,252,418
*	Axcelis Technologies, Inc.	38,667	1,605,841
#*	AXT, Inc.	794,451	7,833,287
	Bel Fuse, Inc., Class A	13,612	257,403
	Bel Fuse, Inc., Class B	207,783	4,141,115
	Belden, Inc.	18,279	791,115
	Benchmark Electronics, Inc.	940,839	28,243,987
*	Bm Technologies, Inc.	117,634	1,153,990
	Cass Information Systems, Inc.	34,313	1,574,624
*	Cohu, Inc.	418,892	16,759,869
*	Computer Task Group, Inc.	35,715	353,579
	Comtech Telecommunications Corp.	587,207	14,081,224
*	Concentrix Corp.	247,725	38,491,510
*	Conduent, Inc.	538,972	3,665,010
*	CSP, Inc.	121,856	1,094,267
	CTS Corp.	137,446	4,469,744
	Daktronics, Inc.	405,110	2,499,529
*	Digi International, Inc.	795,363	14,213,137
*	Diodes, Inc.	414,896	31,868,162
*	DSP Group, Inc.	87,546	1,216,014
#	Ebix, Inc.	25,986	782,438
*	EchoStar Corp., Class A	435,874	10,657,119
*	EMCORE Corp.	15,561	96,945
*	ePlus, Inc.	53,918	5,411,210
*	Frequency Electronics, Inc.	203,441	2,184,956
*	GTY Technology Holdings, Inc.	16,536	84,334

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Information Services Group, Inc.	73,489	$334,375
*	Insight Enterprises, Inc.	816,580	81,960,135
	InterDigital, Inc.	84,954	5,897,507
*	inTEST Corp.	1,310	15,890
*	Intevac, Inc.	491,927	3,153,252
*	Key Tronic Corp.	367,188	2,555,628
*	Kimball Electronics, Inc.	781,908	17,991,703
*	Knowles Corp.	2,137,778	44,679,560
	Kulicke & Soffa Industries, Inc.	775,437	44,083,593
*	KVH Industries, Inc.	141,291	1,891,886
#*	LightPath Technologies, Inc., Class A	45,881	119,291
	Methode Electronics, Inc.	163,312	7,337,608
*	NETGEAR, Inc.	271,808	10,113,976
*	Netscout Systems, Inc.	1,786,172	46,788,776
*	NetSol Technologies, Inc.	41,721	181,486
*	Onto Innovation, Inc.	322,617	22,105,717
*	Optical Cable Corp.	147,559	482,518
	PC Connection, Inc.	706,752	32,051,203
	PC-Tel, Inc.	160,990	1,075,413
*	Photronics, Inc.	1,181,303	15,002,548
*	Plexus Corp.	456,479	42,196,919
*	Rambus, Inc.	37,331	708,542
	RF Industries, Ltd.	41,547	267,978
*	Ribbon Communications, Inc.	203,603	1,374,320
	Richardson Electronics, Ltd.	300,114	2,283,868
*	Sanmina Corp.	1,692,854	69,136,157
*	ScanSource, Inc.	588,246	17,782,677
*	SecureWorks Corp., Class A	11,614	151,098
*	Sigmatron International, Inc.	50	256
#»	Silicon Graphics, Inc.	289,563	0
*	StarTek, Inc.	4,000	32,520
#*	Steel Connect, Inc.	45,930	90,023
*	Stratasys, Ltd.	544,341	12,198,682
*	Super Micro Computer, Inc.	208,865	7,732,182
#»	Superior TeleCom, Inc.	29,232	0
*	Sykes Enterprises, Inc.	982,208	43,050,177
	SYNNEX Corp.	280,547	34,002,296
	Taitron Components, Inc., Class A	11,993	48,931
*	TESSCO Technologies, Inc.	93,593	676,677
*	Trio-Tech International	53,964	257,408
#*	TTM Technologies, Inc.	2,623,349	39,350,235
*	Ultra Clean Holdings, Inc.	82,114	4,193,562
#*	ViaSat, Inc.	196,150	10,158,608
	Vishay Intertechnology, Inc.	3,084,937	75,796,902
*	Vishay Precision Group, Inc.	271,722	8,662,497
#*	WidePoint Corp.	9,550	84,709
	Xerox Holdings Corp.	2,458,474	59,347,562
	Xperi Holding Corp.	1,048,233	21,541,188

TOTAL INFORMATION TECHNOLOGY			1,180,590,304

MATERIALS — (8.0%)
*	AdvanSix, Inc.	202,132	5,877,999
*	AgroFresh Solutions, Inc.	258,910	548,889
*	Alcoa Corp.	3,185,386	116,712,543
*	Allegheny Technologies, Inc.	2,315,697	53,863,112
#*	Alpha Metallurgical Resources Inc.	41,764	504,927
*	American Biltrite, Inc.	25	5,944
	American Vanguard Corp.	809,503	16,011,969
*	Ampco-Pittsburgh Corp.	63,171	478,204

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Arconic Corp.	208,880	$5,973,968
	Ashland Global Holdings, Inc.	174,323	15,028,386
	Avient Corp.	198,215	10,063,376
	Carpenter Technology Corp.	1,189,278	45,037,958
*	Century Aluminum Co.	684,372	10,717,265
*	Clearwater Paper Corp.	179,073	5,991,783
	Commercial Metals Co.	2,935,363	85,771,307
*	Core Molding Technologies, Inc.	198,382	2,184,186
	Domtar Corp.	1,314,136	51,803,241
	Element Solutions, Inc.	6,295,241	137,739,873
#»	Ferroglobe Representation & Warranty Insurance Trust	190,187	0
*	Flexible Solutions International, Inc.	12,220	40,937
#	Fortitude Gold Corp.	50,414	254,591
	Friedman Industries, Inc.	170,362	1,390,154
	FutureFuel Corp.	717,791	9,115,946
	Glatfelter Corp.	1,154,063	16,987,807
#	Gold Resource Corp.	191,382	514,818
	Greif, Inc., Class A	583,474	35,306,012
	Greif, Inc., Class B	14,457	864,673
	Hawkins, Inc.	34,624	1,154,710
	Haynes International, Inc.	318,783	9,321,215
	HB Fuller Co.	282,641	18,886,072
	Hecla Mining Co.	10,524,168	62,197,833
	Huntsman Corp.	194,449	5,574,853
	Innospec, Inc.	70,761	6,892,829
*	Intrepid Potash, Inc.	105,634	3,397,189
	Kaiser Aluminum Corp.	134,174	16,163,942
*	Koppers Holdings, Inc.	18,481	614,308
*	Kraton Corp.	864,193	30,903,542
	Kronos Worldwide, Inc.	272,829	4,638,093
	Materion Corp.	420,199	29,754,291
#	Mercer International, Inc.	1,542,916	25,442,685
	Minerals Technologies, Inc.	504,081	39,388,889
#	Nexa Resources SA	408,079	4,219,537
	Olin Corp.	2,788,962	120,009,035
	Olympic Steel, Inc.	255,764	7,429,944
	PQ Group Holdings, Inc.	589,150	8,248,100
#*	Rayonier Advanced Materials, Inc.	611,235	5,556,126
*	Resolute Forest Products, Inc.	1,185,921	16,033,652
*	Ryerson Holding Corp.	33,397	530,344
	Schnitzer Steel Industries, Inc., Class A	677,811	31,999,457
	Schweitzer-Mauduit International, Inc.	234,885	10,727,198
*	Summit Materials, Inc., Class A	1,562,255	44,977,321
	SunCoke Energy, Inc.	1,264,330	8,534,227
*	Synalloy Corp.	62,430	568,737
*	TimkenSteel Corp.	234,642	2,820,397
*	Trecora Resources	278,521	2,113,974
	Tredegar Corp.	832,661	12,173,504
	Trinseo SA	126,777	7,848,764
	Tronox Holdings P.L.C., Class A	1,168,909	24,780,871
*	UFP Technologies, Inc.	55,647	2,785,689
	United States Lime & Minerals, Inc.	3,903	539,317
#	United States Steel Corp.	1,601,802	36,857,464
*	Universal Stainless & Alloy Products, Inc.	182,658	1,669,494
#*	US Concrete, Inc.	123,737	7,846,163
*	Venator Materials P.L.C.	96,215	445,475
	Verso Corp., Class A	822,757	12,703,368
	Warrior Met Coal, Inc.	406,356	6,440,743
*	Webco Industries, Inc.	7,793	880,609
	Worthington Industries, Inc	4,752	310,116

TOTAL MATERIALS			1,262,169,945

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (0.6%)
#*	Altisource Portfolio Solutions SA	9,545	$60,133
#*	BBX Capital, Inc.	160,052	1,008,328
#	CTO Realty Growth, Inc.	41,015	2,173,795
*	Five Point Holdings LLC, Class A	21,301	152,941
*	Forestar Group, Inc.	49,891	1,264,238
*	FRP Holdings, Inc.	36,292	1,842,182
*	Howard Hughes Corp. (The)	205,480	22,179,511
#	Indus Realty Trust, Inc.	22,750	1,421,875
	Kennedy-Wilson Holdings, Inc.	272,592	5,601,766
*	Marcus & Millichap, Inc.	65,962	2,329,778
	Newmark Group, Inc., Class A	48,109	517,172
	RE/MAX Holdings, Inc., Class A	116,576	4,281,836
#*	Realogy Holdings Corp.	2,444,454	42,240,165
#*	Stratus Properties, Inc.	112,921	3,969,173
*	Tejon Ranch Co.	158,747	2,511,378

TOTAL REAL ESTATE			91,554,271

UTILITIES — (0.5%)
#	Brookfield Renewable Corp., Class A	1,159,440	48,093,571
	Genie Energy, Ltd., Class B	1,450	8,120
#	New Jersey Resources Corp.	356,743	14,965,369
#	Ormat Technologies, Inc.	138,455	10,024,142
TOTAL UTILITIES			73,091,202

TOTAL COMMON STOCKS			15,239,097,536

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	13,584	363,372

CONSUMER DISCRETIONARY — (0.1%)
	Qurate Retail, Inc.	120,982	12,654,717

INDUSTRIALS — (0.0%)
#	WESCO International, Inc., Floating Rate Note	340,139	10,796,012

TOTAL PREFERRED STOCKS			23,814,101

RIGHTS/WARRANTS — (0.0%)

ENERGY — (0.0%)
*»	Parker Drilling Co. Warrants 09/16/24	181	0

TOTAL INVESTMENT SECURITIES (Cost $9,275,416,877)			15,262,911,637

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	120,227,690	120,227,690

SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	24,637,805	285,059,404

TOTAL INVESTMENTS — (100.0%) (Cost $9,680,642,939)			$15,668,198,731

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2021, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	654	06/18/21	$133,038,617	$136,502,880	$3,464,263

Total Futures Contracts			$133,038,617	$136,502,880	$3,464,263

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$420,664,907	—	—	$420,664,907
Consumer Discretionary	2,204,757,953	$73,319	—	2,204,831,272
Consumer Staples	683,025,794	—	—	683,025,794
Energy	1,021,201,138	—	—	1,021,201,138
Financials	4,427,733,824	67,770	—	4,427,801,594
Health Care	520,176,190	3,029,092	—	523,205,282
Industrials	3,350,961,827	—	—	3,350,961,827
Information Technology	1,180,590,304	—	—	1,180,590,304
Materials	1,262,169,945	—	—	1,262,169,945
Real Estate	91,554,271	—	—	91,554,271
Utilities	73,091,202	—	—	73,091,202
Preferred Stocks
Communication Services	363,372	—	—	363,372
Consumer Discretionary	12,654,717	—	—	12,654,717
Industrials	10,796,012	—	—	10,796,012
Temporary Cash Investments	120,227,690	—	—	120,227,690
Securities Lending Collateral	—	285,059,404	—	285,059,404
Futures Contracts**	3,464,263	—	—	3,464,263

TOTAL	$15,383,433,409	$288,229,585	—	$15,671,662,994

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (8.6%)
	A.H. Belo Corp., Class A	31,264	$62,528
	Activision Blizzard, Inc.	346,005	31,552,196
*	Alaska Communications Systems Group, Inc.	152,766	505,655
*	Alphabet, Inc., Class A	136,783	321,918,791
*	Alphabet, Inc., Class C	134,409	323,941,819
*	Altice USA, Inc., Class A	273,714	9,938,555
*	AMC Networks, Inc., Class A	90,944	4,572,664
*	Angi, Inc.	81,190	1,299,852
#*	Anterix, Inc.	28,114	1,330,355
	AT&T, Inc.	6,999,005	219,838,747
	ATN International, Inc.	36,219	1,650,862
	Audacy Inc.	111,349	538,929
*	Ballantyne Strong, Inc.	13,352	68,896
#*	Bandwidth, Inc., Class A	4,064	537,261
*	Boingo Wireless, Inc.	91,951	1,283,636
*	Boston Omaha Corp., Class A	1,118	31,326
	Cable One, Inc.	10,002	17,903,580
#*	Cardlytics, Inc.	16,813	2,312,292
*	Cargurus, Inc.	50,735	1,252,140
*	Cars.com, Inc.	166,237	2,195,991
*	Charter Communications, Inc., Class A	107,733	72,552,789
*	Cincinnati Bell, Inc.	139,051	2,145,557
#	Cinemark Holdings, Inc.	214,252	4,542,142
	Cogent Communications Holdings, Inc.	72,658	5,486,406
	Comcast Corp., Class A	3,455,874	194,047,325
*	comScore, Inc.	94,727	349,543
*	Consolidated Communications Holdings, Inc.	169,647	1,221,458
*	Cumulus Media, Inc., Class A	19,789	190,172
*	DHI Group, Inc.	775,296	2,263,864
#*	Discovery, Inc., Class A	227,223	8,557,218
*	Discovery, Inc., Class C	464,509	15,008,286
*	DISH Network Corp., Class A	263,194	11,788,459
	Electronic Arts, Inc.	155,923	22,153,540
*	Emerald Holding, Inc.	55,592	311,871
	Entravision Communications Corp., Class A	146,505	564,044
	EW Scripps Co. (The), Class A	154,031	3,330,150
*	Facebook, Inc., Class A	1,282,808	417,015,225
	Fox Corp., Class A	369,244	13,817,111
	Fox Corp., Class B	237,277	8,632,137
*	Gaia, Inc.	18,401	193,947
*	Gannett Co., Inc.	185,349	841,484
	Gray Television, Inc.	239,867	4,874,097
	Gray Television, Inc., Class A	600	11,190
*	Hemisphere Media Group, Inc.	38,900	475,358
*	IAC/InterActiveCorp.	49,083	12,441,068
*	IDT Corp., Class B	195,503	4,694,027
*	IMAX Corp.	108,763	2,242,693
	Interpublic Group of Cos., Inc. (The)	701,952	22,286,976
*	Iridium Communications, Inc.	219,253	8,329,421
	John Wiley & Sons, Inc., Class A	83,774	4,770,092
	John Wiley & Sons, Inc., Class B	4,638	263,021
*	Liberty Broadband Corp., Class A	23,987	3,782,030
*	Liberty Broadband Corp., Class C	151,351	24,627,835
*	Liberty Latin America, Ltd., Class A	7,870	109,275

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America, Ltd., Class C	138,835	$1,936,748
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	413,244
*	Liberty Media Corp.-Liberty Braves, Class B	239	8,269
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	1,377,827
*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	1,513,611
*	Liberty Media Corp.-Liberty Formula One, Class C	271,481	12,743,318
*	Liberty Media Corp.-Liberty SiriusXM, Class A	97,411	4,402,003
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	112,041
*	Liberty Media Corp.-Liberty SiriusXM, Class C	216,585	9,796,140
*	Liberty TripAdvisor Holdings, Inc., Class A	107,481	543,854
#*	Lions Gate Entertainment Corp., Class A	140,712	2,036,103
*	Lions Gate Entertainment Corp., Class B	229,850	2,896,110
#*	Live Nation Entertainment, Inc.	139,583	11,429,056
#	Loral Space & Communications, Inc.	10,704	429,552
	Lumen Technologies, Inc.	2,029,664	26,040,589
*	Madison Square Garden Entertainment Corp.	33,345	3,021,390
*	Marchex, Inc., Class B	5,288	15,335
#*	Marcus Corp. (The)	43,521	868,679
#*	Match Group, Inc.	178,919	27,845,164
*	Mediaco Holding, Inc., Class A	1,734	5,705
*	Meredith Corp.	74,936	2,330,510
#*	MSG Networks, Inc., Class A	67,077	1,064,512
	National CineMedia, Inc.	88,432	377,605
*	Netflix, Inc.	142,273	73,052,917
	New York Times Co. (The), Class A	249,157	11,314,219
	News Corp., Class A	571,435	14,968,740
	News Corp., Class B	271,597	6,602,523
	Nexstar Media Group, Inc., Class A	111,393	16,420,442
	Omnicom Group, Inc.	307,642	25,306,631
*	ORBCOMM, Inc.	148,415	1,700,836
*	Pinterest, Inc., Class A	144,900	9,617,013
*	QuinStreet, Inc.	75,323	1,526,797
*	Reading International, Inc., Class A	38,888	232,550
*	Roku, Inc.	30,921	10,604,975
	Saga Communications, Inc., Class A	1,544	34,786
	Scholastic Corp.	52,735	1,599,453
#*	Sciplay Corp., Class A	14,246	251,442
	Shenandoah Telecommunications Co.	130,070	6,147,108
#	Sirius XM Holdings, Inc.	1,183,277	7,217,990
*	Snap, Inc., Class A	332,357	20,546,310
	Spok Holdings, Inc.	52,509	539,267
#*	Spotify Technology SA	38,940	9,817,553
*	Take-Two Interactive Software, Inc.	91,647	16,073,051
*	TechTarget, Inc.	45,791	3,512,170
	TEGNA, Inc.	472,548	9,479,313
	Telephone and Data Systems, Inc.	234,635	5,391,912
*	T-Mobile US, Inc.	538,121	71,101,928
	Townsquare Media, Inc., Class A	28,652	295,116
*	Travelzoo	58,147	916,397
*	Tribune Publishing Co.	78,809	1,374,429
*	TripAdvisor, Inc.	165,976	7,822,449
*	TrueCar, Inc.	203,361	935,461
*	Twitter, Inc.	283,180	15,637,200
*	United States Cellular Corp.	67,294	2,296,744
*	Urban One, Inc.	144,888	349,180
	Verizon Communications, Inc.	4,556,038	263,293,436
#	ViacomCBS, Inc., Class A	15,306	691,831
	ViacomCBS, Inc., Class B	474,309	19,456,155
*	Vonage Holdings Corp.	338,242	4,583,179

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Walt Disney Co. (The)	709,415	$131,965,378
	World Wrestling Entertainment, Inc., Class A	60,142	3,314,426
*	Yelp, Inc.	114,687	4,507,199
*	Zedge, Inc., Class B	7,377	98,114
*	Zillow Group, Inc., Class A	48,059	6,408,668
#*	Zillow Group, Inc., Class C	110,115	14,328,164
*	Zynga, Inc., Class A	1,400,125	15,149,353

TOTAL COMMUNICATION SERVICES			2,744,346,056

CONSUMER DISCRETIONARY — (13.0%)
#*	1-800-Flowers.com, Inc., Class A	70,266	2,246,755
	Aaron’s Co., Inc. (The)	63,892	1,973,624
	Abercrombie & Fitch Co., Class A	117,695	4,412,386
	Acushnet Holdings Corp.	125,637	5,315,701
*	Adient P.L.C.	176,612	8,184,200
*	Adtalem Global Education, Inc.	101,505	3,482,637
	Advance Auto Parts, Inc.	80,371	16,087,059
*	Amazon.com, Inc.	234,673	813,709,854
	AMCON Distributing Co.	377	55,023
*	American Axle & Manufacturing Holdings, Inc.	222,007	2,060,225
#	American Eagle Outfitters, Inc.	347,198	12,002,635
*	American Outdoor Brands, Inc.	41,033	1,060,703
*	American Public Education, Inc.	37,453	1,140,818
*	America’s Car-Mart, Inc.	16,995	2,563,356
*	Aptiv P.L.C.	268,094	38,576,046
	Aramark	352,644	13,707,272
#*	Ark Restaurants Corp.	3,088	62,686
*	Asbury Automotive Group, Inc.	41,573	8,256,814
*	Aspen Group, Inc.	17,519	83,566
*	At Home Group, Inc.	123,498	3,900,067
*	Autoliv, Inc.	158,853	15,990,143
*	AutoNation, Inc.	190,026	19,473,864
*	AutoZone, Inc.	17,318	25,355,630
	Bally’s Corp.	395	22,894
*	Barnes & Noble Education, Inc.	86,236	682,127
	Bassett Furniture Industries, Inc.	16,606	569,586
*	BBQ Holdings, Inc.	5,587	73,748
*	Beazer Homes USA, Inc.	68,898	1,537,114
	Bed Bath & Beyond, Inc.	241,428	6,112,957
	Best Buy Co., Inc.	409,753	47,641,981
	Big 5 Sporting Goods Corp.	233,681	4,281,036
	Big Lots, Inc.	89,654	6,180,747
*	Biglari Holdings, Inc., Class A	309	199,367
*	Biglari Holdings, Inc., Class B	3,890	517,603
*	BJ’s Restaurants, Inc.	30,428	1,855,804
*	Bloomin’ Brands, Inc.	88,112	2,784,339
*	Bluegreen Vacations Holding Corp.	9,703	179,700
*	Booking Holdings, Inc.	10,144	25,015,916
#*	Boot Barn Holdings, Inc.	62,822	4,431,464
	BorgWarner, Inc.	516,793	25,105,804
*	Bowl America, Inc., Class A	1,576	15,760
*	Boyd Gaming Corp.	37,566	2,484,991
*	Bright Horizons Family Solutions, Inc.	84,913	12,297,950
	Brinker International, Inc.	57,654	3,870,313
	Brunswick Corp.	161,449	17,296,031
	Buckle, Inc. (The)	41,630	1,745,962
*	Build-A-Bear Workshop, Inc.	28,648	230,330
*	Burlington Stores, Inc.	24,711	8,063,941
*	Caesars Entertainment, Inc.	46,259	4,525,981

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Caleres, Inc.	72,949	$1,700,441
	Callaway Golf Co.	176,537	5,110,746
#	Camping World Holdings, Inc., Class A	15,770	686,626
*	Capri Holdings, Ltd.	222,503	12,255,465
*	CarMax, Inc.	228,460	30,440,010
*	Carnival Corp.	494,919	13,837,935
	Carriage Services, Inc.	42,220	1,569,740
*	Carrols Restaurant Group, Inc.	99,977	588,865
	Carter’s, Inc.	81,521	8,868,670
#*	Carvana Co.	20,547	5,861,237
	Cato Corp. (The), Class A	41,230	552,482
*	Cavco Industries, Inc.	15,131	3,168,885
*	Century Communities, Inc.	70,227	5,192,584
	Cheesecake Factory, Inc. (The)	62,334	3,901,485
#*	Chegg, Inc.	80,595	7,280,146
	Chico’s FAS, Inc.	169,665	508,995
*	Children’s Place, Inc. (The)	23,576	1,847,180
*	Chipotle Mexican Grill, Inc.	14,496	21,628,467
	Choice Hotels International, Inc.	84,168	9,578,318
	Churchill Downs, Inc.	35,650	7,539,975
*	Chuy’s Holdings, Inc.	35,308	1,725,149
	Citi Trends, Inc.	37,585	3,931,391
	Clarus Corp.	50,937	947,938
	Columbia Sportswear Co.	114,260	12,455,483
*	Conn’s, Inc.	58,402	1,182,056
*	Container Store Group, Inc. (The)	79,174	1,115,562
»	Contra Zagg, Inc.	55,398	4,986
	Cooper Tire & Rubber Co.	110,920	6,321,331
*	Cooper-Standard Holdings, Inc.	31,388	911,508
	Core-Mark Holding Co., Inc.	80,510	3,426,506
	Cracker Barrel Old Country Store, Inc.	43,104	7,218,627
*	Crocs, Inc.	80,663	8,075,980
	Crown Crafts, Inc.	10,832	83,406
	Culp, Inc.	23,254	329,044
	Dana, Inc.	268,545	6,794,188
	Darden Restaurants, Inc.	125,068	18,349,977
*	Dave & Buster’s Entertainment, Inc.	74,329	3,393,862
*	Deckers Outdoor Corp.	52,227	17,663,171
	Del Taco Restaurants, Inc.	243,130	2,771,682
*	Delta Apparel, Inc.	10,000	340,100
*	Denny’s Corp.	86,518	1,638,651
#	Designer Brands, Inc., Class A	119,587	2,116,690
#	Dick’s Sporting Goods, Inc.	112,967	9,328,815
	Dillard’s, Inc., Class A	42,601	4,213,665
	Dollar General Corp.	178,169	38,261,793
*	Dollar Tree, Inc.	302,490	34,756,101
	Domino’s Pizza, Inc.	30,492	12,877,991
*	Dorman Products, Inc.	52,443	5,201,297
	DR Horton, Inc.	376,083	36,965,198
#*	Duluth Holdings, Inc., Class B	5,670	87,715
	eBay, Inc.	764,329	42,641,915
	Educational Development Corp.	5,764	102,484
*	El Pollo Loco Holdings, Inc.	66,941	1,133,981
#	Escalade, Inc.	25,241	555,807
	Ethan Allen Interiors, Inc.	46,997	1,349,284
*	Etsy, Inc.	81,324	16,166,398
	Expedia Group, Inc.	72,331	12,746,892
	Extended Stay America, Inc.	459,028	9,130,067
*	Fiesta Restaurant Group, Inc.	56,297	829,818

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Five Below, Inc.	84,265	$16,960,017
*	Flanigan’s Enterprises, Inc.	1,100	27,033
	Flexsteel Industries, Inc.	14,862	646,943
*	Floor & Decor Holdings, Inc., Class A	130,186	14,440,231
	Foot Locker, Inc.	222,538	13,125,291
*	Ford Motor Co.	3,589,332	41,420,891
*	Fossil Group, Inc.	94,331	1,216,870
*	Fox Factory Holding Corp.	64,549	9,890,843
*	frontdoor, Inc.	117,754	6,303,372
*	Full House Resorts, Inc.	1,684	16,436
#*	Funko, Inc., Class A	32,785	706,189
	Gap, Inc. (The)	541,185	17,913,223
	Garmin, Ltd.	184,653	25,341,778
	General Motors Co.	1,491,750	85,357,935
*	Genesco, Inc.	31,488	1,574,400
	Gentex Corp.	527,765	18,566,773
*	Gentherm, Inc.	69,801	4,969,831
	Genuine Parts Co.	167,956	20,989,461
*	G-III Apparel Group, Ltd.	91,035	2,957,727
*	Goodyear Tire & Rubber Co. (The)	432,861	7,449,538
#*	GoPro, Inc., Class A	39,194	440,149
	Graham Holdings Co., Class B	9,095	5,780,873
*	Grand Canyon Education, Inc.	80,578	8,725,792
*	Green Brick Partners, Inc.	14,320	369,599
	Group 1 Automotive, Inc.	40,577	6,661,120
*	GrubHub, Inc.	78,042	5,309,978
#	Guess?, Inc.	146,916	3,972,609
#	H&R Block, Inc.	196,310	4,369,861
#	Hamilton Beach Brands Holding Co., Class A	21,074	410,943
#	Hanesbrands, Inc.	700,239	14,747,033
	Harley-Davidson, Inc.	252,407	12,208,927
	Hasbro, Inc.	141,804	14,102,408
#	Haverty Furniture Cos., Inc.	39,090	1,816,512
	Haverty Furniture Cos., Inc., Class A	1,608	75,415
*	Helen of Troy, Ltd.	43,661	9,221,640
*	Hibbett Sports, Inc.	36,630	2,910,253
*	Hilton Grand Vacations, Inc.	165,968	7,395,534
*	Hilton Worldwide Holdings, Inc.	209,151	26,917,734
	Home Depot, Inc. (The)	609,996	197,437,405
	Hooker Furniture Corp.	28,755	1,078,600
*	Horizon Global Corp.	29,949	241,389
*	Houghton Mifflin Harcourt Co.	160,062	1,453,363
*	Hyatt Hotels Corp., Class A	57,885	4,765,672
	Installed Building Products, Inc.	55,478	7,470,113
#	International Game Technology P.L.C.	58,460	1,006,681
*	iRobot Corp.	48,149	5,238,611
*	J Alexander’s Holdings, Inc.	25,845	265,428
	Jack in the Box, Inc.	33,995	4,101,497
	Johnson Outdoors, Inc., Class A	19,173	2,718,923
	KB Home	105,351	5,081,079
	Kohl’s Corp.	295,433	17,330,100
#	Kontoor Brands, Inc.	40,182	2,524,635
*	Koss Corp.	884	16,531
*	L Brands, Inc.	155,937	10,276,248
*	Lakeland Industries, Inc.	13,493	380,638
*	Lands’ End, Inc.	61,326	1,412,951
	Las Vegas Sands Corp.	236,051	14,460,484
*	Laureate Education, Inc., Class A	64,944	892,980
*»	Lazare Kaplan International, Inc.	1,600	225

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	La-Z-Boy, Inc.	100,017	$4,446,756
*	Lazydays Holdings, Inc.	2,974	73,607
	LCI Industries	54,831	8,032,741
*	Leaf Group, Ltd.	37,425	331,586
	Lear Corp.	135,342	24,881,273
	Leggett & Platt, Inc.	268,693	13,345,981
	Lennar Corp., Class A	263,561	27,304,920
	Lennar Corp., Class B	21,010	1,692,776
*	LGI Homes, Inc.	48,714	8,075,807
	Lifetime Brands, Inc.	37,101	537,964
*	Lincoln Educational Services Corp.	13,808	88,647
*	Liquidity Services, Inc.	77,445	1,388,589
#	Lithia Motors, Inc., Class A	50,477	19,402,349
*	LKQ Corp.	417,629	19,507,451
	Lowe’s Cos., Inc.	561,375	110,169,844
*	Luby’s, Inc.	250,927	928,430
*	Lululemon Athletica, Inc.	63,716	21,362,063
*	Lumber Liquidators Holdings, Inc.	46,392	1,112,016
*	M/I Homes, Inc.	45,749	3,189,620
	Macy’s, Inc.	609,715	10,109,075
#*	Magnite, Inc.	172,589	6,912,189
*	Malibu Boats, Inc., Class A	51,858	4,322,883
	Marine Products Corp.	11,488	199,432
*	MarineMax, Inc.	66,514	3,777,995
*	Marriott International, Inc., Class A	201,616	29,944,008
*	Marriott Vacations Worldwide Corp.	75,554	13,420,657
*	MasterCraft Boat Holdings, Inc.	51,077	1,448,544
#*	Mattel, Inc.	272,225	5,841,948
	McDonald’s Corp.	422,272	99,689,974
	MDC Holdings, Inc.	145,279	8,522,066
»	Media General, Inc.	34,446	3,231
*	Meritage Homes Corp.	85,142	9,058,257
	MGM Resorts International	377,941	15,389,758
*	Modine Manufacturing Co.	102,280	1,665,118
*	Mohawk Industries, Inc.	108,178	22,230,579
*	Monarch Casino & Resort, Inc.	6,425	484,509
#	Monro, Inc.	58,577	4,134,950
*	Motorcar Parts of America, Inc.	54,774	1,183,118
	Movado Group, Inc.	30,786	965,757
	Murphy USA, Inc.	72,103	10,051,158
	Nathan’s Famous, Inc.	8,747	554,822
*	National Vision Holdings, Inc.	131,567	6,632,292
#*	Nautilus, Inc.	69,651	1,167,351
*	New Home Co., Inc. (The)	56,765	347,969
	Newell Brands, Inc.	634,860	17,115,826
	NIKE, Inc., Class B	747,119	99,082,922
	Nobility Homes, Inc.	1,105	37,156
*	Noodles & Co.	11,233	135,751
	Nordstrom, Inc.	7,788	285,664
#*	Norwegian Cruise Line Holdings, Ltd.	314,847	9,775,999
*	NVR, Inc.	4,300	21,577,830
*	ODP Corp. (The)	107,714	4,354,877
#*	Ollie’s Bargain Outlet Holdings, Inc.	87,334	8,058,308
*	O’Reilly Automotive, Inc.	54,771	30,281,790
	Oxford Industries, Inc.	36,978	3,373,503
	Papa John’s International, Inc.	52,642	5,091,534
	Patrick Industries, Inc.	59,807	5,358,707
#*	Penn National Gaming, Inc.	120,323	10,723,186
#	Penske Automotive Group, Inc.	173,416	15,206,849

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Perdoceo Education Corp.	153,914	$1,794,637
#	PetMed Express, Inc.	26,614	783,117
*	Planet Fitness, Inc., Class A	120,620	10,130,874
*	PlayAGS, Inc.	13,971	125,040
	Polaris, Inc.	118,376	16,576,191
	Pool Corp.	40,221	16,994,177
*	Potbelly Corp.	44,397	271,266
	PulteGroup, Inc.	520,054	30,745,592
*	Purple Innovation, Inc.	12,494	425,796
	PVH Corp.	124,480	14,088,646
*	Quotient Technology, Inc.	127,255	2,079,347
	Qurate Retail, Inc., Class A	634,821	7,554,370
	Ralph Lauren Corp.	78,967	10,525,511
	RCI Hospitality Holdings, Inc.	8,400	611,604
*	Red Robin Gourmet Burgers, Inc.	24,292	883,257
	Red Rock Resorts, Inc., Class A	118,944	4,356,919
#*	Regis Corp.	71,692	927,694
	Rent-A-Center, Inc.	133,011	7,654,783
*	Revolve Group, Inc.	17,035	826,027
*	RH	22,319	15,355,918
	Rocky Brands, Inc.	7,436	391,505
	Ross Stores, Inc.	220,110	28,821,203
	Royal Caribbean Cruises, Ltd.	181,804	15,807,858
	Ruth’s Hospitality Group, Inc.	75,815	1,979,530
*	Sally Beauty Holdings, Inc.	142,075	2,851,445
*	Scientific Games Corp., Class A	132,363	7,745,883
*	SeaWorld Entertainment, Inc.	103,881	5,688,524
*	Select Interior Concepts, Inc., Class A	24,436	184,003
	Service Corp. International	231,886	12,391,988
*	Shake Shack, Inc., Class A	38,688	4,207,320
	Shoe Carnival, Inc.	30,846	1,849,218
	Shutterstock, Inc.	53,377	4,653,407
*	Signet Jewelers, Ltd.	98,427	5,881,013
#	Six Flags Entertainment Corp.	18,292	859,358
*	Skechers U.S.A., Inc., Class A	227,764	11,044,276
*	Skyline Champion Corp.	96,528	4,288,739
*	Sleep Number Corp.	42,953	4,806,011
#	Smith & Wesson Brands, Inc.	164,134	2,855,932
	Sonic Automotive, Inc., Class A	100,887	4,977,765
*	Sonos, Inc.	37,766	1,511,773
*	Sportsman’s Warehouse Holdings, Inc.	119,009	2,089,798
*	Stamps.com, Inc.	39,336	8,078,434
	Standard Motor Products, Inc.	50,632	2,168,569
	Starbucks Corp.	679,863	77,837,515
	Steven Madden, Ltd.	145,902	5,933,834
*	Stoneridge, Inc.	73,619	2,447,832
	Strategic Education, Inc.	35,908	2,695,254
	Strattec Security Corp.	5,496	241,274
*	Stride, Inc.	90,178	2,581,796
	Superior Group of Cos, Inc.	33,980	856,976
*	Superior Industries International, Inc.	169,709	851,939
	Tapestry, Inc.	406,786	19,464,710
	Target Corp.	388,408	80,501,442
*	Taylor Morrison Home Corp.	279,322	8,717,640
	Tempur Sealy International, Inc.	277,008	10,565,085
*	Tenneco, Inc., Class A	80,858	814,240
*	Terminix Global Holdings, Inc.	213,266	10,853,107
*	Tesla, Inc.	209,330	148,507,075
	Texas Roadhouse, Inc.	123,220	13,187,004

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Thor Industries, Inc.	61,528	$8,711,750
*	Tilly’s, Inc., Class A	42,253	509,571
	TJX Cos., Inc. (The)	679,709	48,259,339
	Toll Brothers, Inc.	231,933	14,542,199
*	TopBuild Corp.	65,045	14,464,707
	Tractor Supply Co.	135,723	25,597,358
	Travel & Leisure Co.	123,903	7,995,461
*	TravelCenters of America, Inc.	13,556	372,654
*	Tri Pointe Homes, Inc.	275,412	6,560,314
*	Tupperware Brands Corp.	64,678	1,576,203
*	Turtle Beach Corp.	15,946	443,139
*	Ulta Beauty, Inc.	66,345	21,850,726
*	Under Armour, Inc., Class A	166,465	4,046,764
#*	Under Armour, Inc., Class C	224,900	4,477,759
*	Unifi, Inc.	49,869	1,347,959
*	Unique Fabricating, Inc.	4,774	20,624
*	Universal Electronics, Inc.	29,638	1,684,920
*	Universal Technical Institute, Inc.	55,794	314,120
*	Urban Outfitters, Inc.	185,300	6,652,270
	Vail Resorts, Inc.	52,730	17,145,687
#*	Veoneer, Inc.	117,856	2,698,902
*	Vera Bradley, Inc.	61,061	677,777
	VF Corp.	226,837	19,884,531
*	Vince Holding Corp.	4,110	46,361
*	Vista Outdoor, Inc.	129,441	4,221,071
*	Visteon Corp.	45,101	5,493,753
*	VOXX International Corp.	79,250	1,351,212
#*	Wayfair, Inc., Class A	52,381	15,482,252
	Wendy’s Co. (The)	363,034	8,193,677
	Weyco Group, Inc.	18,839	370,563
	Whirlpool Corp.	130,168	30,778,224
#	Williams-Sonoma, Inc.	150,831	25,754,393
	Wingstop, Inc.	48,813	7,732,467
	Winmark Corp.	6,666	1,283,672
	Winnebago Industries, Inc.	54,473	4,355,116
	Wolverine World Wide, Inc.	130,812	5,457,477
*	WW International, Inc.	104,000	2,884,960
	Wyndham Hotels & Resorts, Inc.	149,142	10,903,772
*	Wynn Resorts, Ltd.	81,282	10,436,609
*	YETI Holdings, Inc.	44,637	3,812,893
	Yum! Brands, Inc.	172,941	20,669,908
*	Zovio, Inc.	66,789	247,787
*	Zumiez, Inc.	53,015	2,278,055

TOTAL CONSUMER DISCRETIONARY			4,130,033,945

CONSUMER STAPLES — (5.8%)
	Alico, Inc.	15,742	471,788
	Altria Group, Inc.	1,417,807	67,700,284
	Andersons, Inc. (The)	66,984	1,923,780
	Archer-Daniels-Midland Co.	454,815	28,712,471
	B&G Foods, Inc.	143,133	4,176,621
#*	BJ’s Wholesale Club Holdings, Inc.	162,243	7,247,395
*	Boston Beer Co., Inc. (The), Class A	17,285	21,027,030
*	Bridgford Foods Corp.	5,919	84,287
	Brown-Forman Corp., Class A	54,490	3,887,862
	Brown-Forman Corp., Class B	225,181	17,176,807
	Bunge, Ltd.	222,339	18,769,858
	Calavo Growers, Inc.	27,081	2,115,839
	Cal-Maine Foods, Inc.	70,316	2,627,006

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Campbell Soup Co.	355,965	$16,997,329
	Casey’s General Stores, Inc.	71,921	15,980,127
#*	Central Garden & Pet Co.	25,073	1,357,452
*	Central Garden & Pet Co., Class A	89,901	4,429,422
*	Chefs’ Warehouse, Inc. (The)	66,165	2,132,498
	Church & Dwight Co., Inc.	215,132	18,445,418
	Clorox Co. (The)	124,336	22,691,320
	Coca-Cola Co. (The)	2,670,749	144,167,031
	Coca-Cola Consolidated, Inc.	13,839	4,058,287
*	Coffee Holding Co., Inc.	300	1,383
	Colgate-Palmolive Co.	471,504	38,050,373
	Conagra Brands, Inc.	442,663	16,418,371
	Constellation Brands, Inc., Class A	90,757	21,810,722
	Costco Wholesale Corp.	266,821	99,281,426
*	Coty, Inc., Class A	1,007,252	10,082,593
*	Cyanotech Corp.	800	2,512
*	Darling Ingredients, Inc.	355,184	24,667,529
	Edgewell Personal Care Co.	89,379	3,414,278
*	elf Beauty, Inc.	83,578	2,528,235
#	Energizer Holdings, Inc.	73,168	3,607,182
	Estee Lauder Cos., Inc. (The), Class A	159,568	50,072,438
*	Farmer Bros Co.	33,322	339,884
	Flowers Foods, Inc.	449,299	10,765,204
	Fresh Del Monte Produce, Inc.	105,829	2,984,378
*	Freshpet, Inc.	19,151	3,539,488
	General Mills, Inc.	438,178	26,667,513
#*	Hain Celestial Group, Inc. (The)	150,993	6,192,223
*	Herbalife Nutrition, Ltd.	222,955	10,204,650
	Hershey Co. (The)	123,243	20,248,825
#	Hormel Foods Corp.	431,000	19,912,200
*	Hostess Brands, Inc.	260,999	3,990,675
#	Ingles Markets, Inc., Class A	36,506	2,237,453
	Ingredion, Inc.	144,571	13,504,377
	Inter Parfums, Inc.	44,959	3,308,982
	J&J Snack Foods Corp.	25,830	4,251,876
	JM Smucker Co. (The)	125,275	16,409,772
	John B. Sanfilippo & Son, Inc.	19,022	1,672,034
	Kellogg Co.	308,281	19,242,900
#	Keurig Dr Pepper, Inc.	326,838	11,717,142
	Kimberly-Clark Corp.	198,892	26,516,281
	Kraft Heinz Co. (The)	501,643	20,712,839
	Kroger Co. (The)	1,392,623	50,886,444
	Lamb Weston Holdings, Inc.	110,553	8,899,517
	Lancaster Colony Corp.	47,444	8,763,381
*	Landec Corp.	58,908	666,839
*	Lifevantage Corp.	11,327	92,089
*	Lifeway Foods, Inc.	13,678	68,116
#	Limoneira Co.	35,823	646,963
	Mannatech, Inc.	1,435	27,925
	McCormick & Co. Inc.	234,446	21,184,541
	McCormick & Co., Inc.	8,596	780,603
	Medifast, Inc.	18,716	4,250,216
#	MGP Ingredients, Inc.	30,287	1,820,249
	Molson Coors Beverage Co., Class B	225,082	12,368,256
	Molson Coors Brewing Co., Class A	1,162	70,133
	Mondelez International, Inc., Class A	577,565	35,121,728
*	Monster Beverage Corp.	309,968	30,082,394
	National Beverage Corp.	93,322	4,534,516
#	Natura & Co. Holding SA, ADR	94,690	1,686,429

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Natural Alternatives International, Inc.	9,699	$145,485
	Natural Grocers by Vitamin Cottage, Inc.	54,081	850,153
#	Natural Health Trends Corp.	13,193	96,045
	Nature’s Sunshine Products, Inc.	34,510	718,153
	Nu Skin Enterprises, Inc., Class A	106,211	5,614,313
#	Ocean Bio-Chem, Inc.	3,050	40,748
	Oil-Dri Corp. of America	8,525	297,778
	PepsiCo, Inc.	1,155,131	166,523,685
*	Performance Food Group Co.	210,873	12,378,245
	Philip Morris International, Inc.	773,755	73,506,725
*	Pilgrim’s Pride Corp.	258,564	6,195,193
*	Post Holdings, Inc.	162,366	18,474,004
	PriceSmart, Inc.	51,394	4,319,152
	Procter & Gamble Co. (The)	1,579,025	210,673,516
*	Rite Aid Corp.	52,805	925,144
*	Rocky Mountain Chocolate Factory, Inc.	5,266	31,859
*	S&W Seed Co.	43,698	165,178
	Sanderson Farms, Inc.	36,031	5,928,180
	Seaboard Corp.	550	1,967,895
*	Seneca Foods Corp., Class A	18,887	869,935
*	Seneca Foods Corp., Class B	1,493	69,439
*	Simply Good Foods Co. (The)	139,041	4,803,867
	SpartanNash Co.	87,356	1,692,086
	Spectrum Brands Holdings, Inc.	102,207	9,008,525
*	Sprouts Farmers Market, Inc.	266,232	6,818,202
	Sysco Corp.	384,001	32,536,405
#	Tootsie Roll Industries, Inc.	36,754	1,160,324
*	TreeHouse Foods, Inc.	121,874	5,801,202
#	Turning Point Brands, Inc.	16,261	793,862
	Tyson Foods, Inc., Class A	298,074	23,085,831
*	United Natural Foods, Inc.	129,013	4,755,419
	United-Guardian, Inc.	1,741	25,453
	Universal Corp.	53,407	3,003,076
*	US Foods Holding Corp.	351,170	14,559,508
*	USANA Health Sciences, Inc.	36,462	3,281,215
	Vector Group, Ltd.	225,683	2,945,163
#*	Veru, Inc.	32,722	289,262
	Village Super Market, Inc., Class A	19,467	474,605
	Walgreens Boots Alliance, Inc.	550,030	29,206,593
	Walmart, Inc.	863,854	120,861,813
#	WD-40 Co.	16,771	4,171,619
#	Weis Markets, Inc.	54,171	2,808,766

TOTAL CONSUMER STAPLES			1,864,359,610

ENERGY — (2.8%)
	Adams Resources & Energy, Inc.	3,234	85,701
#	Antero Midstream Corp.	25,624	221,391
*	Antero Resources Corp.	447,117	4,032,995
	Arch Resources, Inc.	29,655	1,316,979
	Archrock, Inc.	278,209	2,598,472
#*	Ardmore Shipping Corp.	67,647	265,176
*	Aspen Aerogels, Inc.	34,067	621,041
	Baker Hughes Co.	537,224	10,787,458
	Berry Corp.	86,019	525,576
*	Bonanza Creek Energy, Inc.	42,832	1,417,311
*	Bristow Group, Inc.	15,448	408,754
	Cabot Oil & Gas Corp.	728,763	12,148,479
	Cactus, Inc., Class A	57,555	1,715,715
*	Callon Petroleum Co.	641	23,967

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	ChampionX Corp.	347,258	$7,295,891
*	Cheniere Energy, Inc.	198,775	15,409,038
	Chevron Corp.	958,805	98,824,031
	Cimarex Energy Co.	173,207	11,466,303
*	Clean Energy Fuels Corp.	381,633	4,197,963
*	CNX Resources Corp.	403,162	5,410,434
	ConocoPhillips	1,287,231	65,828,993
#*	CONSOL Energy, Inc.	57,969	508,968
#*	Continental Resources, Inc.	277,636	7,562,805
	Core Laboratories NV	48,084	1,355,007
#	CVR Energy, Inc.	172,043	3,662,795
*	Dawson Geophysical Co.	152,859	351,576
	Delek US Holdings, Inc.	133,980	3,179,345
	Devon Energy Corp.	1,130,000	26,419,400
	DHT Holdings, Inc.	380,733	2,246,325
	Diamondback Energy, Inc.	103,942	8,495,180
	DMC Global, Inc.	23,643	1,276,722
*	Dorian LPG, Ltd.	61,770	820,923
*	Dril-Quip, Inc.	75,520	2,314,688
*	Earthstone Energy, Inc., Class A	53,052	372,425
	EnLink Midstream LLC	258,961	1,198,989
	EOG Resources, Inc.	530,165	39,041,351
*	Epsilon Energy, Ltd.	60,463	240,038
*	EQT Corp.	392,858	7,503,588
	Equitrans Midstream Corp.	332,030	2,709,365
	Evolution Petroleum Corp.	61,222	202,645
*	Exterran Corp.	61,573	201,959
	Exxon Mobil Corp.	2,164,089	123,872,454
#*	Forum Energy Technologies, Inc.	11,503	209,125
#*	Frank’s International NV	376,480	1,223,560
	GasLog, Ltd.	152,700	887,187
*	Geospace Technologies Corp.	24,656	185,413
*	Goodrich Petroleum Corp.	25,923	260,526
#*	Green Plains, Inc.	76,318	2,274,276
*	Gulf Island Fabrication, Inc.	63,013	262,134
	Halliburton Co.	1,222,642	23,914,878
*	Helix Energy Solutions Group, Inc.	278,764	1,195,898
	Helmerich & Payne, Inc.	193,524	4,960,020
	Hess Corp.	302,315	22,525,491
	HollyFrontier Corp.	257,128	8,999,480
*	Independence Contract Drilling, Inc.	2,220	8,014
	International Seaways, Inc.	56,633	1,001,271
	Kinder Morgan, Inc.	1,106,475	18,865,399
#*	KLX Energy Services Holdings, Inc.	5,841	45,034
*	Laredo Petroleum, Inc.	17,438	706,937
#	Liberty Oilfield Services, Inc., Class A	59,950	701,415
#*	Mammoth Energy Services, Inc.	26,686	101,941
	Marathon Oil Corp.	1,195,032	13,456,060
	Marathon Petroleum Corp.	528,844	29,430,169
	Matador Resources Co.	212,733	5,597,005
*	Mind Technology, Inc.	56,141	130,247
#	Murphy Oil Corp.	290,717	4,921,839
	Nabors Industries, Ltd.	19,615	1,585,873
	NACCO Industries, Inc., Class A	13,931	322,224
*	Natural Gas Services Group, Inc.	25,016	225,144
	Navios Maritime Acquisition Corp.	4,219	13,459
*	Newpark Resources, Inc.	166,702	473,434
*	NexTier Oilfield Solutions, Inc.	368,639	1,323,414
	Nordic American Tankers, Ltd.	66,157	218,980

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	NOV, Inc.	504,482	$7,542,006
	Occidental Petroleum Corp.	1,322,542	33,539,665
*	Oceaneering International, Inc.	176,225	1,894,419
*	Oil States International, Inc.	113,375	636,034
	ONEOK, Inc.	384,207	20,109,394
*	Overseas Shipholding Group, Inc., Class A	57,814	127,769
*	Par Pacific Holdings, Inc.	113,010	1,716,622
	Patterson-UTI Energy, Inc.	348,143	2,353,447
*	PBF Energy, Inc., Class A	215,530	3,056,215
*	PDC Energy, Inc.	222,032	8,106,388
#*	Peabody Energy Corp.	181,682	672,223
#*	Penn Virginia Corp.	28,158	383,794
	Phillips 66	302,239	24,454,157
	PHX Minerals, Inc.	28,869	83,431
	Pioneer Natural Resources Co.	229,244	35,264,605
#*	PrimeEnergy Resources Corp.	2,614	110,494
*	ProPetro Holding Corp.	182,468	1,757,167
*	Range Resources Corp.	475,171	4,666,179
*	Ranger Energy Services, Inc.	10,562	60,520
*	Renewable Energy Group, Inc.	98,363	5,461,114
*	REX American Resources Corp.	11,500	928,395
#*	RPC, Inc.	299,380	1,454,987
*	SandRidge Energy, Inc.	36,068	146,436
	Schlumberger, N.V	1,235,800	33,428,390
	Scorpio Tankers, Inc.	111,229	2,017,694
#*	SEACOR Marine Holdings, Inc.	38,211	176,153
*	Select Energy Services, Inc., Class A	162,693	785,807
	SFL Corp., Ltd.	242,192	1,879,410
*	SilverBow Resources, Inc.	16,003	155,389
#*	Smart Sand, Inc.	48,900	118,338
	Solaris Oilfield Infrastructure, Inc., Class A	67,049	733,516
#*	Southwestern Energy Co.	1,497,049	6,392,399
*	Talos Energy, Inc.	110,939	1,241,407
	Targa Resources Corp.	315,948	10,960,236
*	Technip Energies NV, ADR	58,847	836,216
	TechnipFMC P.L.C.	433,108	3,204,999
#*	Teekay Tankers, Ltd., Class A	57,022	764,665
*	TETRA Technologies, Inc.	142,621	357,979
#*	Tidewater, Inc.	74,980	919,255
	US Silica Holdings, Inc.	137,265	1,461,872
	Valero Energy Corp.	343,771	25,425,303
*	W&T Offshore, Inc.	209,904	690,584
	Williams Cos., Inc. (The)	907,838	22,114,934
	World Fuel Services Corp.	137,719	4,259,649

TOTAL ENERGY			896,613,719

FINANCIALS — (13.8%)
	1st Constitution Bancorp	16,553	317,487
	1st Source Corp.	58,116	2,765,740
	ACNB Corp.	13,445	369,737
#	Affiliated Managers Group, Inc.	70,504	11,363,130
*	Affinity Bancshares, Inc.	7,922	98,312
	Aflac, Inc.	483,741	25,991,404
*	Alleghany Corp.	13,754	9,338,553
	Allegiance Bancshares, Inc.	41,667	1,650,013
	Allstate Corp. (The)	375,247	47,581,320
	Ally Financial, Inc.	560,294	28,827,126
	Altabancorp	20,747	866,187
	A-Mark Precious Metals, Inc.	14,596	543,993

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Ambac Financial Group, Inc.	25,628	$439,520
	American Equity Investment Life Holding Co.	166,321	5,152,625
	American Express Co.	435,706	66,815,515
	American Financial Group, Inc.	119,839	14,723,420
	American International Group, Inc.	525,775	25,473,799
	American National Bankshares, Inc.	22,485	765,165
	American National Group, Inc.	27,596	3,128,007
	American River Bankshares	8,283	163,424
	Ameriprise Financial, Inc.	222,993	57,621,391
	Ameris Bancorp	126,400	6,836,976
	AMERISAFE, Inc.	36,226	2,248,910
	AmeriServ Financial, Inc.	8,436	35,431
	Ames National Corp.	17,858	451,450
	Aon P.L.C., Class A	192,139	48,311,430
*	Arch Capital Group, Ltd.	400,242	15,893,610
	Ares Management Corp., Class A	94,871	4,982,625
	Argo Group International Holdings, Ltd.	73,902	3,856,206
	Arrow Financial Corp.	31,358	1,108,505
	Arthur J Gallagher & Co.	183,888	26,654,566
	Artisan Partners Asset Management, Inc., Class A	71,142	3,622,551
	Associated Banc-Corp.	267,037	5,845,440
#	Associated Capital Group, Inc., Class A	5,637	201,410
	Assurant, Inc.	89,837	13,978,637
	Assured Guaranty, Ltd.	183,265	9,319,025
*	Athene Holding, Ltd., Class A	235,339	14,042,678
	Atlantic American Corp.	2,737	11,194
*	Atlantic Capital Bancshares, Inc.	46,459	1,242,778
	Atlantic Union Bankshares Corp.	143,174	5,536,539
*	Atlanticus Holdings Corp.	14,132	441,766
	Auburn National BanCorp, Inc.	1,203	42,706
	Axis Capital Holdings, Ltd.	137,209	7,656,262
*	Axos Financial, Inc.	117,359	5,298,759
	Banc of California, Inc.	106,629	1,908,659
	BancFirst Corp.	60,430	4,200,489
*	Bancorp, Inc. (The)	140,123	3,111,431
	BancorpSouth Bank	159,590	4,722,268
	Bank of America Corp.	4,154,790	168,393,639
	Bank of Commerce Holdings	33,443	431,749
#	Bank of Hawaii Corp.	69,691	6,334,215
	Bank of Marin Bancorp	24,066	852,418
	Bank of New York Mellon Corp. (The)	656,861	32,764,227
	Bank of NT Butterfield & Son, Ltd. (The)	113,250	4,441,665
#	Bank of Princeton (The)	9,863	294,411
	Bank of South Carolina Corp.	5,861	117,220
	Bank of the James Financial Group, Inc.	3,058	44,800
	Bank OZK	227,881	9,340,842
	BankFinancial Corp.	29,449	306,859
	BankUnited, Inc.	168,075	7,833,976
	Bankwell Financial Group, Inc.	8,501	229,612
	Banner Corp.	63,952	3,635,032
	Bar Harbor Bankshares	22,343	640,350
#*	Baycom Corp.	2,513	45,460
	BCB Bancorp, Inc.	29,823	410,663
*	Berkshire Hathaway, Inc., Class B	988,303	271,733,910
	Berkshire Hills Bancorp, Inc.	93,583	2,076,607
	BGC Partners, Inc., Class A	582,851	3,089,110
	BlackRock, Inc.	61,690	50,542,617
	Blackstone Group, Inc. (The), Class A	312,752	27,675,424
*	Blucora, Inc.	54,213	780,396

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BOK Financial Corp.	97,679	$8,589,891
	Boston Private Financial Holdings, Inc.	179,601	2,643,727
*	Bridgewater Bancshares, Inc.	13,739	232,326
*	Brighthouse Financial, Inc.	138,514	6,481,070
	BrightSphere Investment Group, Inc.	134,503	3,027,663
	Brookline Bancorp, Inc.	159,949	2,575,179
	Brown & Brown, Inc.	289,297	15,384,814
	Bryn Mawr Bank Corp.	39,959	1,836,516
	C&F Financial Corp.	6,412	270,458
	Cadence BanCorp.	226,544	5,040,604
	Cambridge Bancorp	2,265	198,301
	Camden National Corp.	32,220	1,537,538
*	Cannae Holdings, Inc.	160,164	6,358,511
#	Capital City Bank Group, Inc.	34,427	869,970
	Capital One Financial Corp.	259,970	38,756,328
	Capitol Federal Financial, Inc.	311,084	4,020,761
	Capstar Financial Holdings, Inc.	35,598	683,126
	Cathay General Bancorp	134,527	5,445,653
	Cboe Global Markets, Inc.	101,332	10,576,021
	CBTX, Inc.	12,697	397,035
*	CCUR Holdings, Inc.	1	7,775
	Central Pacific Financial Corp.	39,971	1,077,218
	Central Valley Community Bancorp	13,713	269,323
	Century Bancorp, Inc., Class A	7,876	899,833
	CF Bankshares, Inc.	2,535	50,446
	Charles Schwab Corp. (The)	1,329,586	93,602,854
	Chemung Financial Corp.	9,008	382,840
	Chubb, Ltd.	240,139	41,205,451
	Cincinnati Financial Corp.	131,496	14,816,969
	CIT Group, Inc.	179,287	9,554,204
	Citigroup, Inc.	1,060,314	75,536,769
	Citizens & Northern Corp.	13,301	328,535
	Citizens Community Bancorp, Inc.	18,370	238,810
	Citizens Financial Group, Inc.	397,975	18,418,283
#	Citizens Holding Co.	1,272	24,295
#*	Citizens, Inc.	39,312	229,582
	City Holding Co.	29,158	2,256,829
	Civista Bancshares, Inc.	27,140	627,748
	CME Group, Inc.	140,806	28,441,404
	CNA Financial Corp.	46,149	2,165,773
	CNB Financial Corp.	32,003	814,796
	CNO Financial Group, Inc.	184,317	4,705,613
*	Coastal Financial Corp.	3,622	107,827
	Codorus Valley Bancorp, Inc.	17,121	315,026
	Cohen & Steers, Inc.	88,782	6,038,952
#	Colony Bankcorp, Inc.	13,348	208,095
	Columbia Banking System, Inc.	129,142	5,621,551
	Comerica, Inc.	198,601	14,926,851
#	Commerce Bancshares, Inc.	192,658	14,990,719
	Community Bank System, Inc.	115,603	8,974,261
	Community Bankers Trust Corp.	39,875	334,152
#	Community Financial Corp. (The)	9,835	355,240
	Community Trust Bancorp, Inc.	39,856	1,775,983
	Community West Bancshares	9,137	113,025
	ConnectOne Bancorp, Inc.	78,345	2,127,067
#*	Consumer Portfolio Services, Inc.	137,807	599,460
#	County Bancorp, Inc.	12,334	291,576
#	Cowen, Inc., Class A	33,497	1,322,797
	Crawford & Co., Class A	73,029	766,074

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co., Class B	53,098	$505,493
#*	Credit Acceptance Corp.	25,754	10,167,422
	Cullen/Frost Bankers, Inc.	97,374	11,690,722
*	Customers Bancorp, Inc.	59,614	2,057,875
	CVB Financial Corp.	243,472	5,164,041
	Diamond Hill Investment Group, Inc.	10,114	1,729,494
	Dime Community Bancshares, Inc.	98,470	3,261,326
	Discover Financial Services	279,220	31,831,080
	Donegal Group, Inc., Class A	102,385	1,579,801
	Donegal Group, Inc., Class B	2,147	31,131
*	Donnelley Financial Solutions, Inc.	79,822	2,439,360
	Eagle Bancorp Montana, Inc.	10,879	254,460
	Eagle Bancorp, Inc.	67,893	3,626,165
	East West Bancorp, Inc.	229,404	17,469,115
*	eHealth, Inc.	34,428	2,435,437
*	Elevate Credit, Inc.	58,383	196,167
	Elmira Savings Bank	3,961	52,919
	Employers Holdings, Inc.	66,819	2,704,833
#*	Encore Capital Group, Inc.	69,740	2,743,572
*	Enova International, Inc.	84,162	2,881,707
*	Enstar Group, Ltd.	26,644	6,692,440
	Enterprise Bancorp, Inc.	8,490	295,707
	Enterprise Financial Services Corp.	51,453	2,527,886
#	Equitable Holdings, Inc.	369,890	12,661,335
*	Equity Bancshares, Inc., Class A	32,237	943,255
	Erie Indemnity Co., Class A	51,686	11,061,838
*	Esquire Financial Holdings, Inc.	10,386	238,359
	ESSA Bancorp, Inc.	9,594	148,899
	Essent Group, Ltd.	161,779	8,506,340
	Evans Bancorp, Inc.	8,786	324,731
	Evercore, Inc., Class A	85,610	11,996,529
	Everest Re Group, Ltd.	42,252	11,701,691
*	EZCORP, Inc., Class A	108,892	613,062
	FactSet Research Systems, Inc.	37,467	12,597,155
	Farmers & Merchants Bancorp, Inc.	1,121	26,343
	Farmers National Banc Corp.	27,473	455,502
	FB Financial Corp.	94,585	3,968,787
	FBL Financial Group, Inc., Class A	53,806	3,050,262
	Federal Agricultural Mortgage Corp., Class A	1,374	118,686
	Federal Agricultural Mortgage Corp., Class C	20,856	2,145,248
	Federated Hermes, Inc.	219,998	6,335,942
	FedNat Holding Co.	33,200	168,988
*	FFBW, Inc.	7,231	80,987
#*	FG Financial Group, Inc.	1,369	9,720
#	Fidelity D&D Bancorp, Inc.	1,322	74,376
	Fidelity National Financial, Inc.	362,183	16,522,788
	Fifth Third Bancorp	628,365	25,473,917
	Financial Institutions, Inc.	37,773	1,206,092
	First American Financial Corp.	203,664	13,136,328
	First BanCorp.	479,927	6,032,682
#	First BanCorp.	61,871	2,623,330
	First Bancorp, Inc. (The)	21,518	608,744
	First Bancshares, Inc.	200	2,920
	First Bancshares, Inc. (The)	9,134	357,322
	First Bank	19,222	243,927
	First Busey Corp.	109,363	2,731,888
	First Business Financial Services, Inc.	16,313	431,642
#	First Capital, Inc.	3,880	174,910
	First Choice Bancorp	7,938	254,175

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Citizens BancShares, Inc., Class A	16,599	$14,398,969
	First Commonwealth Financial Corp.	209,065	3,029,352
	First Community Bancshares, Inc.	39,477	1,153,518
#	First Community Corp.	13,022	239,605
	First Financial Bancorp	210,124	5,150,139
	First Financial Bankshares, Inc.	206,746	10,147,094
	First Financial Corp.	12,021	531,809
	First Financial Northwest, Inc.	14,137	192,405
	First Foundation, Inc.	97,966	2,331,591
	First Hawaiian, Inc.	177,102	4,863,221
	First Horizon Corp.	921,728	16,858,405
	First Internet Bancorp	19,229	660,516
	First Interstate BancSystem, Inc., Class A	86,341	4,055,437
	First Merchants Corp.	109,711	5,069,745
	First Mid Bancshares, Inc.	19,699	857,694
	First Midwest Bancorp, Inc.	213,480	4,476,676
	First Northwest Bancorp	19,278	323,485
	First of Long Island Corp. (The)	51,943	1,105,866
	First Republic Bank	144,439	26,467,002
	First Savings Financial Group, Inc.	905	62,264
	First United Corp.	12,304	208,184
	First US Bancshares, Inc.	5,297	54,506
*	First Western Financial, Inc.	526	13,502
	FirstCash, Inc.	72,932	5,253,292
	Flagstar Bancorp, Inc.	124,801	5,808,239
	Flushing Financial Corp.	62,746	1,460,099
	FNB Corp.	525,072	6,768,178
	Franklin Resources, Inc.	421,285	12,638,550
	FS Bancorp, Inc.	9,089	621,233
	Fulton Financial Corp.	348,966	5,949,870
#*	FVCBankcorp, Inc.	1,234	21,706
	GAMCO Investors, Inc., Class A	16,874	332,080
*	Genworth Financial, Inc., Class A	148,223	640,323
	German American Bancorp, Inc.	56,588	2,451,958
	Glacier Bancorp, Inc.	165,152	9,735,710
	Global Indemnity Group LLC, Class A	19,910	572,612
	Globe Life, Inc.	120,236	12,322,988
	Goldman Sachs Group, Inc. (The)	178,122	62,066,611
	Great Southern Bancorp, Inc.	26,148	1,475,009
	Great Western Bancorp, Inc.	104,047	3,438,753
*	Green Dot Corp., Class A	103,702	4,745,404
	Greenhill & Co., Inc.	21,781	330,636
*	Greenlight Capital Re, Ltd., Class A	58,568	540,583
	Guaranty Bancshares, Inc.	12,030	467,967
	Guaranty Federal Bancshares, Inc.	6,257	150,794
*	Hallmark Financial Services, Inc.	16,543	65,676
	Hamilton Lane, Inc., Class A	33,121	2,995,794
	Hancock Whitney Corp.	160,416	7,417,636
	Hanmi Financial Corp.	64,947	1,318,424
	Hanover Insurance Group, Inc. (The)	76,878	10,632,996
	HarborOne Bancrop, Inc.	45,499	651,091
	Hartford Financial Services Group, Inc. (The)	474,642	31,307,386
	Hawthorn Bancshares, Inc.	10,507	226,321
#	HCI Group, Inc.	21,758	1,597,472
	Heartland Financial USA, Inc.	77,609	3,901,404
#	Hennessy Advisors, Inc.	13,944	134,978
	Heritage Commerce Corp.	121,422	1,465,564
	Heritage Financial Corp.	79,845	2,243,644
	Heritage Insurance Holdings, Inc.	53,431	486,756

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hilltop Holdings, Inc.	177,004	$6,230,541
	Hingham Institution For Savings (The)	3,464	1,053,541
*	HMN Financial, Inc.	6,890	139,729
	Home Bancorp, Inc.	14,364	544,970
	Home BancShares, Inc.	305,401	8,499,310
	Home Federal Bancorp Inc of Louisiana	2,148	34,905
	HomeStreet, Inc.	50,976	2,081,860
	HomeTrust Bancshares, Inc.	761	20,851
	Hope Bancorp, Inc.	273,433	4,104,229
	Horace Mann Educators Corp.	75,310	3,019,931
	Horizon Bancorp, Inc.	82,626	1,515,361
	Houlihan Lokey, Inc.	61,437	4,071,430
*	Howard Bancorp, Inc.	31,934	537,769
	Huntington Bancshares, Inc.	1,002,586	15,359,617
*	ICC Holdings, Inc.	1,000	15,490
	IF Bancorp, Inc.	2,855	63,267
	Independence Holding Co.	20,781	914,364
	Independent Bank Corp.	55,436	4,540,208
	Independent Bank Corp.	43,834	1,032,729
	Independent Bank Group, Inc.	78,727	5,944,676
	Interactive Brokers Group, Inc., Class A	86,777	6,206,291
	Intercontinental Exchange, Inc.	306,056	36,025,852
	International Bancshares Corp.	132,993	6,302,538
	Invesco, Ltd.	471,520	12,731,040
	Investar Holding Corp.	18,897	417,813
	Investors Bancorp, Inc.	496,062	7,262,348
	Investors Title Co.	3,752	661,965
	James River Group Holdings, Ltd.	67,709	3,189,771
	Janus Henderson Group P.L.C.	263,590	9,064,860
	Jefferies Financial Group, Inc.	412,078	13,396,656
	JPMorgan Chase & Co.	2,201,688	338,641,631
	Kearny Financial Corp.	198,330	2,534,657
	Kemper Corp.	128,834	10,056,782
	Kentucky First Federal Bancorp	6,958	48,010
	KeyCorp.	867,289	18,872,209
	Kingstone Cos., Inc.	16,836	141,086
	Kinsale Capital Group, Inc.	25,262	4,395,841
	KKR & Co., Inc.	271,344	15,352,643
	Lake Shore Bancorp, Inc.	2,985	44,178
	Lakeland Bancorp, Inc.	92,507	1,677,152
	Lakeland Financial Corp.	51,149	3,336,449
	Landmark Bancorp, Inc.	6,558	157,720
	Lazard, Ltd., Class A	220,210	9,907,248
	LCNB Corp.	24,728	448,071
*	LendingClub Corp.	132,457	2,038,513
#*	LendingTree, Inc.	13,788	2,847,084
#	Level One Bancorp, Inc.	7,157	193,454
#*	Limestone Bancorp, Inc.	8,255	130,594
	Lincoln National Corp.	169,548	10,873,113
	Live Oak Bancshares, Inc.	81,213	5,194,383
	Loews Corp.	271,164	15,117,393
	LPL Financial Holdings, Inc.	167,995	26,324,816
	M&T Bank Corp.	127,995	20,183,532
	Macatawa Bank Corp.	68,654	657,019
	Mackinac Financial Corp.	18,037	391,403
*	Magyar Bancorp, Inc.	3,261	42,915
*	Maiden Holdings, Ltd.	195,530	727,372
#*	MainStreet Bancshares, Inc.	901	19,101
*	Malvern Bancorp, Inc.	13,382	243,954

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Manning & Napier, Inc.	13,893	$98,085
*	Markel Corp.	10,873	12,791,215
	MarketAxess Holdings, Inc.	33,830	16,524,602
	Marlin Business Services Corp.	22,183	500,227
	Marsh & McLennan Cos., Inc.	310,585	42,146,384
*	MBIA, Inc.	296,282	2,968,746
	Mercantile Bank Corp.	34,968	1,128,767
	Mercury General Corp.	107,082	6,667,996
	Meridian Bancorp, Inc.	109,627	2,423,853
	Meta Financial Group, Inc.	76,339	3,760,459
	MetLife, Inc.	411,472	26,181,963
*	Metropolitan Bank Holding Corp.	3,159	198,543
	MGIC Investment Corp.	174,562	2,660,325
#	Mid Penn Bancorp, Inc.	997	26,909
	Middlefield Banc Corp.	11,702	261,891
	Midland States Bancorp, Inc.	27,625	778,472
	MidWestOne Financial Group, Inc.	14,231	449,130
#*	MMA Capital Holdings, Inc.	10,053	171,705
	Moelis & Co., Class A	78,533	4,262,771
	Moody’s Corp.	126,396	41,294,837
	Morgan Stanley	1,155,589	95,393,872
	Morningstar, Inc.	73,785	19,553,763
*	Mr Cooper Group, Inc.	20,870	719,598
	MSCI, Inc.	54,902	26,669,745
	MVB Financial Corp.	18,456	743,408
	Nasdaq, Inc.	156,927	25,349,988
	National Bank Holdings Corp., Class A	69,250	2,763,075
#	National Bankshares, Inc.	2,559	91,842
	National Security Group, Inc. (The)	312	3,738
	National Western Life Group, Inc., Class A	7,419	1,701,177
	Navient Corp.	431,770	7,266,689
	NBT Bancorp, Inc.	95,328	3,611,978
	Nelnet, Inc., Class A	64,519	4,789,245
	New York Community Bancorp, Inc.	744,490	8,904,100
»	NewStar Financial, Inc.	71,934	7,308
*	NI Holdings, Inc.	14,645	280,452
*	Nicholas Financial, Inc.	9,629	100,238
*	Nicolet Bankshares, Inc.	14,133	1,127,248
*	NMI Holdings, Inc., Class A	135,194	3,493,413
	Northeast Bank	16,291	458,917
	Northern Trust Corp.	212,920	24,230,296
	Northfield Bancorp, Inc.	114,330	1,849,859
	Northrim BanCorp, Inc.	8,802	375,405
	Northwest Bancshares, Inc.	242,912	3,410,484
	Norwood Financial Corp.	4,680	119,293
#	Oak Valley Bancorp	8,602	152,599
	OceanFirst Financial Corp.	126,123	2,883,172
	Oconee Federal Financial Corp.	365	8,570
*	Ocwen Financial Corp.	810	25,523
	OFG Bancorp	98,751	2,339,411
#	Ohio Valley Banc Corp.	5,333	119,353
	Old National Bancorp	352,951	6,670,774
	Old Point Financial Corp.	2,092	46,066
	Old Republic International Corp.	490,431	12,074,411
	Old Second Bancorp, Inc.	4,388	57,965
	OneMain Holdings, Inc.	299,118	17,010,841
	Oppenheimer Holdings, Inc., Class A	13,697	700,875
	Origin Bancorp, Inc.	3,001	131,234
	Orrstown Financial Services, Inc.	21,101	500,305

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Pacific Mercantile Bancorp	39,209	$339,942
	Pacific Premier Bancorp, Inc.	201,731	8,882,216
	PacWest Bancorp	172,640	7,494,302
*	Palomar Holdings, Inc.	3,873	272,504
	Park National Corp.	30,887	3,863,655
	Parke Bancorp, Inc.	25,939	547,832
	Pathfinder Bancorp, Inc.	4,141	61,121
#*	Patriot National Bancorp, Inc.	1,773	16,507
#	PCB Bancorp	3,606	56,975
	PCSB Financial Corp.	28,016	490,000
	Peapack-Gladstone Financial Corp.	40,657	1,301,024
	Penns Woods Bancorp, Inc.	12,528	300,672
	Pennymac Financial Services, Inc.	945	56,898
	Peoples Bancorp of North Carolina, Inc.	6,872	160,599
	Peoples Bancorp, Inc.	44,002	1,470,987
	Peoples Financial Services Corp.	1,679	71,609
	People’s United Financial, Inc.	670,902	12,163,453
	Pinnacle Financial Partners, Inc.	122,639	10,748,082
	Piper Sandler Cos	33,328	3,865,715
	PJT Partners, Inc., Class A	22,127	1,626,998
	Plumas Bancorp	9,875	262,181
	PNC Financial Services Group, Inc. (The)	234,376	43,816,593
#*	Ponce de Leon Federal Bank	27,141	300,722
	Popular, Inc.	152,466	11,276,385
*	PRA Group, Inc.	98,207	3,700,440
	Preferred Bank	32,744	2,146,042
	Premier Financial Bancorp, Inc.	23,639	447,723
	Premier Financial Corp.	77,450	2,446,645
	Primerica, Inc.	100,384	16,038,352
	Primis Financial Corp.	40,303	578,348
	Principal Financial Group, Inc.	281,001	17,947,534
	ProAssurance Corp.	100,109	2,502,725
	PROG Holdings, Inc.	127,784	6,509,317
	Progressive Corp. (The)	433,468	43,667,566
	Prosperity Bancshares, Inc.	162,396	11,913,371
	Protective Insurance Corp., Class A	1,488	34,179
	Protective Insurance Corp., Class B	19,634	451,582
	Provident Bancorp, Inc.	24,763	405,370
	Provident Financial Holdings, Inc.	16,764	272,583
	Provident Financial Services, Inc.	170,216	4,011,991
	Prudential Bancorp, Inc.	14,780	204,703
	Prudential Financial, Inc.	268,760	26,972,754
	Pzena Investment Management, Inc., Class A	8,560	90,137
	QCR Holdings, Inc.	29,380	1,416,704
	Radian Group, Inc.	139,181	3,429,420
*	Randolph Bancorp, Inc.	7,527	152,949
	Raymond James Financial, Inc.	167,757	21,939,260
	RBB Bancorp	3,020	63,662
	Regional Management Corp.	26,063	1,009,420
	Regions Financial Corp.	897,755	19,571,059
	Reinsurance Group of America, Inc.	76,308	9,960,483
	RenaissanceRe Holdings, Ltd.	65,692	11,089,467
	Renasant Corp.	121,007	5,098,025
	Republic Bancorp, Inc., Class A	30,924	1,389,415
#*	Republic First Bancorp, Inc.	109,335	436,247
	Riverview Bancorp, Inc.	53,727	370,179
	RLI Corp.	70,993	7,912,880
	S&P Global, Inc.	140,186	54,727,213
	S&T Bancorp, Inc.	86,264	2,842,399

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Safeguard Scientifics, Inc.	41,559	$256,003
	Safety Insurance Group, Inc.	36,412	2,986,876
	Salisbury Bancorp, Inc.	4,314	200,472
	Sandy Spring Bancorp, Inc.	79,969	3,627,394
	Santander Consumer USA Holdings, Inc.	479,130	16,261,672
	SB Financial Group, Inc.	9,396	167,813
*	Seacoast Banking Corp. of Florida	56,533	2,054,975
*	Security National Financial Corp., Class A	19,749	166,682
	SEI Investments Co.	200,732	12,332,974
#*	Select Bancorp, Inc.	35,213	415,161
	Selective Insurance Group, Inc.	111,647	8,500,803
	ServisFirst Bancshares, Inc.	95,641	6,048,337
	Severn Bancorp, Inc.	18,007	213,203
	Shore Bancshares, Inc.	23,908	402,611
	Sierra Bancorp	32,365	876,121
	Signature Bank	73,535	18,494,788
	Silvercrest Asset Management Group, Inc., Class A	14,147	196,785
*	Silvergate Capital Corp., Class A	165	17,691
	Simmons First National Corp., Class A	204,854	5,838,339
*	SiriusPoint, Ltd.	210,091	2,222,763
	SLM Corp.	949,216	18,661,587
	SmartFinancial, Inc.	11,445	271,132
	Sound Financial Bancorp, Inc.	3,278	124,662
	South State Corp.	131,583	11,095,079
*	Southern First Bancshares, Inc.	15,008	772,912
	Southern Missouri Bancorp, Inc.	8,071	338,094
	Southside Bancshares, Inc.	71,052	2,852,738
	Spirit of Texas Bancshares, Inc.	12,540	290,552
	State Auto Financial Corp.	98,142	1,852,921
	State Street Corp.	274,944	23,081,549
	Sterling Bancorp	395,704	9,944,042
*	Sterling Bancorp, Inc.	6,151	30,447
	Stewart Information Services Corp.	59,741	3,503,810
	Stifel Financial Corp.	188,556	13,046,190
	Stock Yards Bancorp, Inc.	53,081	2,715,624
*	StoneX Group, Inc.	34,586	2,196,903
	Summit Financial Group, Inc.	8,032	209,234
	Summit State Bank	6,914	113,251
*	SVB Financial Group	60,570	34,635,743
	Synchrony Financial	682,283	29,843,058
	Synovus Financial Corp.	271,513	12,723,099
	T Rowe Price Group, Inc.	219,350	39,307,520
	TCF Financial Corp.	275,051	12,520,321
	Territorial Bancorp, Inc.	19,133	481,195
*	Texas Capital Bancshares, Inc.	92,017	6,315,127
	TFS Financial Corp.	212,789	4,162,153
	Timberland Bancorp, Inc.	15,487	435,804
	Tiptree, Inc.	80,023	801,030
	Tompkins Financial Corp.	29,901	2,336,763
	Towne Bank	146,572	4,540,801
	Tradeweb Markets, Inc., Class A	3,183	258,714
	Travelers Cos., Inc. (The)	318,553	49,267,407
	TriCo Bancshares	64,648	2,991,909
*	TriState Capital Holdings, Inc.	62,192	1,484,523
*	Triumph Bancorp, Inc.	58,000	5,140,540
	Truist Financial Corp.	736,485	43,680,925
*	Trupanion, Inc.	10,562	856,578
	TrustCo Bank Corp. NY	201,989	1,477,550
	Trustmark Corp.	140,595	4,556,684

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	U.S. Bancorp	1,008,583	$59,859,401
	UMB Financial Corp.	80,523	7,813,147
	Umpqua Holdings Corp.	408,555	7,615,465
*	Unico American Corp.	100	460
	Union Bankshares, Inc.	863	28,479
	United Bancorp, Inc.	5,663	84,945
	United Bancshares, Inc.	3,436	101,156
	United Bankshares, Inc.	229,490	9,012,072
	United Community Banks, Inc.	175,219	5,733,166
	United Fire Group, Inc.	55,466	1,678,401
	United Insurance Holdings Corp.	84,892	474,546
	United Security Bancshares	37,670	311,908
	Unity Bancorp, Inc.	24,003	529,266
	Universal Insurance Holdings, Inc.	88,091	1,228,869
	Univest Financial Corp.	60,261	1,683,090
	Unum Group	281,779	7,963,075
	Valley National Bancorp	704,111	9,695,608
	Value Line, Inc.	2,920	89,177
	Veritex Holdings, Inc.	64,925	2,193,166
#	Victory Capital Holdings, Inc., Class A	10,266	284,881
	Virtu Financial, Inc., Class A	147,051	4,357,121
	Virtus Investment Partners, Inc.	18,432	5,040,415
#	Voya Financial, Inc.	189,623	12,860,232
	Waddell & Reed Financial, Inc., Class A	120,298	3,005,044
	Walker & Dunlop, Inc.	81,969	9,086,264
	Washington Federal, Inc.	160,091	5,210,962
	Washington Trust Bancorp, Inc.	37,135	1,895,742
	Waterstone Financial, Inc.	56,696	1,116,911
	Webster Financial Corp.	164,857	8,722,584
	Wells Fargo & Co.	2,016,763	90,855,173
	WesBanco, Inc.	125,906	4,569,129
	West BanCorp, Inc.	35,687	937,141
	Westamerica BanCorp.	48,164	3,053,598
	Western Alliance Bancorp	209,110	21,971,188
	Western New England Bancorp, Inc.	58,206	471,469
	Westwood Holdings Group, Inc.	15,688	283,796
	White Mountains Insurance Group, Ltd.	6,720	7,831,690
	Willis Towers Watson P.L.C.	87,059	22,536,093
	Wintrust Financial Corp.	100,877	7,777,617
	WisdomTree Investments, Inc.	239,622	1,625,835
#*	World Acceptance Corp.	18,404	2,406,139
	WR Berkley Corp.	185,584	14,794,756
	WSFS Financial Corp.	100,341	5,126,422
	WVS Financial Corp.	803	12,888
	Zions Bancorp NA	250,121	13,956,752

TOTAL FINANCIALS			4,404,775,778

HEALTH CARE — (11.7%)
	Abbott Laboratories	824,690	99,028,775
	AbbVie, Inc.	1,200,599	133,866,788
*	ABIOMED, Inc.	33,883	10,867,295
*	Acadia Healthcare Co., Inc.	161,820	9,858,074
*	ACADIA Pharmaceuticals, Inc.	78,477	1,613,487
*	Acceleron Pharma, Inc.	23,984	2,997,280
#*	Accuray, Inc.	69,870	328,389
#»	Achillion Pharmaceuticals, Inc.	281,426	402,439
*	Adaptive Biotechnologies Corp.	3,771	156,874
*	Addus HomeCare Corp.	22,272	2,356,378
#*	Adverum Biotechnologies, Inc.	102,108	398,221

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Aeglea BioTherapeutics, Inc.	41,751	$324,823
	Agilent Technologies, Inc.	209,421	27,987,022
#*	Agios Pharmaceuticals, Inc.	48,519	2,707,360
#*	Akebia Therapeutics, Inc.	142,126	453,382
*	Albireo Pharma, Inc.	19,321	620,204
#*	Aldeyra Therapeutics, Inc.	32,429	407,633
*	Alexion Pharmaceuticals, Inc.	175,583	29,617,340
*	Align Technology, Inc.	43,079	25,654,837
*	Alkermes P.L.C.	89,787	1,975,763
*	Allakos, Inc.	4,006	437,135
*	Allscripts Healthcare Solutions, Inc.	322,250	5,014,210
#*	Alnylam Pharmaceuticals, Inc.	51,995	7,312,577
#*	Alpine Immune Sciences, Inc.	6,024	79,938
*	Amedisys, Inc.	48,850	13,182,172
*	American Shared Hospital Services	797	1,921
	AmerisourceBergen Corp.	199,859	24,142,967
	Amgen, Inc.	530,972	127,242,130
*	AMN Healthcare Services, Inc.	97,550	7,735,715
*	Amneal Pharmaceuticals, Inc.	25,370	139,789
*	Amphastar Pharmaceuticals, Inc.	76,141	1,324,853
*	AnaptysBio, Inc.	38,863	907,451
*	AngioDynamics, Inc.	70,529	1,713,855
*	ANI Pharmaceuticals, Inc.	27,938	929,777
*	Anika Therapeutics, Inc.	32,173	1,292,711
	Anthem, Inc.	189,734	71,983,182
#*	Applied Genetic Technologies Corp.	28,810	121,866
*	Apyx Medical Corp.	42,178	427,263
#*	Aravive, Inc.	14,052	73,773
*	Ardelyx, Inc.	117,663	860,117
*	Arena Pharmaceuticals, Inc.	81,180	5,571,383
*	Arrowhead Pharmaceuticals, Inc.	34,612	2,518,369
*	Arvinas Inc.	8,273	570,341
#*	Assembly Biosciences, Inc.	48,282	206,647
*	Atara Biotherapeutics, Inc.	84,543	1,188,675
*	AtriCure, Inc.	19,556	1,507,181
	Atrion Corp.	2,868	1,831,505
*	Avanos Medical, Inc.	87,605	3,785,412
*	Avantor, Inc.	89,672	2,873,091
	Baxter International, Inc.	263,783	22,603,565
	Becton Dickinson and Co.	120,495	29,980,361
*	Biogen, Inc.	170,985	45,709,420
*	BioMarin Pharmaceutical, Inc.	94,931	7,397,024
*	Bio-Rad Laboratories, Inc., Class A	22,545	14,206,281
	Bio-Techne Corp.	25,746	11,006,158
#*	Bluebird Bio, Inc.	38,230	1,146,900
*	Boston Scientific Corp.	545,166	23,769,238
	Bristol-Myers Squibb Co.	1,207,846	75,393,747
*	Brookdale Senior Living, Inc.	811,841	5,309,440
	Bruker Corp.	256,526	17,577,162
#*	Calithera Biosciences, Inc.	82,572	179,181
*	Cantel Medical Corp.	58,635	5,154,603
	Cardinal Health, Inc.	291,534	17,591,162
*	Cardiovascular Systems, Inc.	29,175	1,176,336
*	CareDx, Inc.	1,900	150,233
*	Castlight Health, Inc., Class B	119,969	227,941
*	Catalent, Inc.	192,090	21,604,362
*	Catalyst Biosciences, Inc.	44,310	223,322
*	Celldex Therapeutics, Inc.	65,454	1,985,220
*	Centene Corp.	412,484	25,466,762

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Cerner Corp.	328,799	$24,676,365
*	Change Healthcare, Inc.	311,690	7,153,285
*	Charles River Laboratories International, Inc.	83,403	27,727,327
#*	Chembio Diagnostics, Inc.	12,528	49,987
	Chemed Corp.	21,802	10,391,051
*	ChemoCentryx, Inc.	17,035	823,302
#*	Chiasma, Inc.	27,690	82,516
*	Chimerix, Inc.	137,629	1,198,749
	Cigna Corp.	284,033	70,727,057
#*	Collegium Pharmaceutical, Inc.	28,620	638,226
*	Community Health Systems, Inc.	155,550	1,734,382
	Computer Programs and Systems, Inc.	26,388	792,168
*	Concert Pharmaceuticals, Inc.	47,290	196,253
	CONMED Corp.	44,605	6,287,075
»	Contra Aduro Biotech I	7,016	70
»	Contra Pfenex, Inc.	18,448	13,836
	Cooper Cos., Inc. (The)	35,259	14,487,571
*	Corcept Therapeutics, Inc.	188,298	4,291,311
*	CorVel Corp.	38,331	4,485,110
#*	Corvus Pharmaceuticals, Inc.	14,435	40,707
*	Covetrus, Inc.	55,861	1,600,418
#*	CRISPR Therapeutics AG	26,936	3,535,889
*	Cross Country Healthcare, Inc.	75,856	1,010,402
*	CryoLife, Inc.	61,870	1,805,367
*	Cumberland Pharmaceuticals, Inc.	22,381	59,757
#*	Cutera, Inc.	11,803	354,444
	CVS Health Corp.	1,157,831	88,458,288
#*	Cymabay Therapeutics, Inc.	94,257	408,133
*	CytomX Therapeutics, Inc.	69,353	649,144
	Danaher Corp.	249,608	63,385,456
*	DaVita, Inc.	255,237	29,742,768
*	Denali Therapeutics, Inc.	28,204	1,704,650
	Dentsply Sirona, Inc.	206,374	13,932,309
*	DexCom, Inc.	37,508	14,481,839
*	Eagle Pharmaceuticals, Inc.	13,359	545,448
*	Edwards Lifesciences Corp.	231,446	22,107,722
#*	Eiger BioPharmaceuticals, Inc.	10,178	86,411
*	Elanco Animal Health, Inc.	434,569	13,780,183
#»	Elanco Animal Health, Inc.	82,237	0
*	Electromed, Inc.	5,226	51,058
	Eli Lilly and Co.	520,601	95,150,245
*	Emergent BioSolutions, Inc.	97,613	5,952,441
*	Enanta Pharmaceuticals, Inc.	33,647	1,707,249
	Encompass Health Corp.	169,770	14,406,682
*	Endo International P.L.C.	329,061	1,885,520
#*	Enochian Biosciences, Inc.	1,776	6,003
	Ensign Group, Inc. (The)	95,981	8,239,969
*	Envista Holdings Corp.	109,634	4,744,960
#*	Enzo Biochem, Inc.	88,965	273,123
#*	Epizyme, Inc.	63,617	496,849
#*	Evolent Health, Inc., Class A	161,116	3,489,773
*	Exact Sciences Corp.	80,526	10,614,937
*	Exelixis, Inc.	497,390	12,245,742
#*	FibroGen, Inc.	51,116	1,140,909
*	Five Star Senior Living, Inc.	36	188
*	FONAR Corp.	12,822	219,897
#*	Fulgent Genetics, Inc.	16,288	1,254,502
#*	G1 Therapeutics, Inc.	60,017	1,264,558
	Gilead Sciences, Inc.	867,435	55,056,099

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Global Blood Therapeutics, Inc.	78,924	$3,218,521
*	Globus Medical, Inc., Class A	111,760	8,021,015
*	GlycoMimetics, Inc.	70,420	169,008
*	Great Elm Group, Inc.	33,083	88,001
*	Guardant Health, Inc.	51,611	8,205,117
*	Haemonetics Corp.	78,175	5,258,050
*	Halozyme Therapeutics, Inc.	6,700	334,665
*	Hanger, Inc.	37,688	939,562
*	Harvard Bioscience, Inc.	100,799	698,537
	HCA Healthcare, Inc.	149,763	30,111,349
*	HealthStream, Inc.	51,968	1,255,547
*	Henry Schein, Inc.	139,654	10,124,915
#*	Heron Therapeutics, Inc.	16,219	283,508
#*	Heska Corp.	12,412	2,267,052
	Hill-Rom Holdings, Inc.	75,766	8,350,929
*	Hologic, Inc.	276,624	18,132,703
*	Horizon Therapeutics P.L.C.	326,256	30,870,343
	Humana, Inc.	99,229	44,180,720
*	ICU Medical, Inc.	22,190	4,621,511
*	IDEXX Laboratories, Inc.	80,866	44,394,625
*	Illumina, Inc.	54,620	21,456,921
*	Incyte Corp.	81,536	6,961,544
*	InfuSystem Holdings, Inc.	25,741	582,261
*	Innoviva, Inc.	213,696	2,446,819
*	Inogen, Inc.	35,434	2,317,029
*	Inovalon Holdings, Inc., Class A	14,528	438,891
*	Insulet Corp.	26,869	7,932,266
*	Integer Holdings Corp.	58,442	5,486,535
*	Integra LifeSciences Holdings Corp.	132,246	9,796,784
*	Intellia Therapeutics, Inc.	81,574	6,262,436
#*	Intra-Cellular Therapies, Inc.	102,888	3,542,434
#*	IntriCon Corp.	16,863	390,041
*	Intuitive Surgical, Inc.	41,871	36,218,415
	Invacare Corp.	120,656	1,089,524
#*	Invitae Corp.	24,774	864,613
*	Ionis Pharmaceuticals, Inc.	103,810	4,445,144
*	IQVIA Holdings, Inc.	130,836	30,705,901
*	iRadimed Corp.	1,881	52,085
*	IRIDEX Corp.	6,830	58,738
#*	Ironwood Pharmaceuticals, Inc.	138,661	1,530,817
*	IVERIC bio, Inc.	18,707	130,949
*	Jazz Pharmaceuticals P.L.C.	88,712	14,584,253
	Johnson & Johnson	1,663,495	270,700,541
*	Jounce Therapeutics, Inc.	68,543	646,360
#*	Kala Pharmaceuticals, Inc.	15,464	119,537
*	KalVista Pharmaceuticals, Inc.	19,552	488,213
#*	Karyopharm Therapeutics, Inc.	48,838	456,147
*	Kewaunee Scientific Corp.	3,487	41,774
#*	Kindred Biosciences, Inc.	65,008	325,040
*	Kiniksa Pharmaceuticals, Ltd., Class A	6,941	114,249
#*	Kura Oncology, Inc.	42,808	1,152,819
*	Laboratory Corp. of America Holdings	96,685	25,705,641
#*	Lannett Co., Inc.	68,351	298,694
#*	Lantheus Holdings, Inc.	107,979	2,559,102
	LeMaitre Vascular, Inc.	34,567	1,813,730
*	LENSAR, Inc.	23,475	162,212
*	LHC Group, Inc.	54,340	11,317,392
*	Ligand Pharmaceuticals, Inc.	26,328	3,840,992
*	LivaNova P.L.C.	79,123	6,715,169

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Luminex Corp.	76,512	$2,807,225
#*	Lumos Pharma, Inc.	950	11,761
*	MacroGenics, Inc.	71,199	2,304,000
*	Madrigal Pharmaceuticals, Inc.	23,338	3,176,302
*	Magellan Health, Inc.	55,667	5,243,831
#*	Marinus Pharmaceuticals, Inc.	2,939	43,233
*	Masimo Corp.	61,976	14,419,956
	McKesson Corp.	159,775	29,967,399
*»	MedCath Corp.	11,283	0
#*	MEDNAX, Inc.	163,896	4,313,743
*	Medpace Holdings, Inc.	54,695	9,280,648
	Medtronic P.L.C.	527,172	69,017,358
	Merck & Co., Inc.	1,553,125	115,707,812
*	Meridian Bioscience, Inc.	80,414	1,574,506
*	Merit Medical Systems, Inc.	88,747	5,644,309
#*	Merrimack Pharmaceuticals, Inc.	26,708	188,291
*	Mersana Therapeutics, Inc.	2,783	44,333
*	Mettler-Toledo International, Inc.	23,187	30,451,951
#*	Minerva Neurosciences, Inc.	92,692	220,607
*	Mirati Therapeutics, Inc.	6,093	1,012,778
#*	Misonix, Inc.	2,220	41,225
*	Moderna, Inc.	82,371	14,729,582
*	ModivCare, Inc.	27,418	3,840,713
#*	Molecular Templates, Inc.	39,645	371,077
*	Molina Healthcare, Inc.	125,899	32,116,835
*	Myriad Genetics, Inc.	140,407	4,243,100
*	Natera, Inc.	2,495	274,500
	National HealthCare Corp.	32,630	2,294,215
	National Research Corp.	19,322	991,219
*	Natus Medical, Inc.	56,655	1,447,535
#*	Nektar Therapeutics	28,024	549,551
*	Neogen Corp.	58,669	5,632,811
#*	NeoGenomics, Inc.	118,547	5,807,618
#*	Neurocrine Biosciences, Inc.	68,974	6,517,353
*	NextGen Healthcare, Inc.	111,018	2,032,740
*	NGM Biopharmaceuticals, Inc.	940	25,850
*	Novavax, Inc.	27,652	6,551,588
*	Novocure, Ltd.	39,874	8,138,283
*	NuVasive, Inc.	80,060	5,720,287
*	Omnicell, Inc.	63,105	9,151,487
*	Opiant Pharmaceuticals, Inc.	3,087	37,384
#*	OPKO Health, Inc.	332,514	1,363,307
*	OraSure Technologies, Inc.	132,784	1,214,974
*	Orthofix Medical, Inc.	35,988	1,596,068
*	OrthoPediatrics Corp.	2,923	170,996
*	Otonomy, Inc.	48,825	114,739
	Owens & Minor, Inc.	182,492	6,586,136
#*	Pacific Biosciences of California, Inc.	6,448	192,473
#*	Pacira BioSciences, Inc.	42,539	2,687,614
	Patterson Cos., Inc.	145,341	4,671,260
#*»	PDL BioPharma, Inc.	309,383	764,176
*	Pennant Group, Inc. (The)	57,609	2,328,556
#*	Penumbra, Inc.	20,139	6,162,333
	PerkinElmer, Inc.	99,413	12,886,907
	Perrigo Co. P.L.C.	195,123	8,122,970
#*	PetIQ, Inc.	35,949	1,531,427
	Pfizer, Inc.	3,028,207	117,040,201
	Phibro Animal Health Corp., Class A	43,519	1,067,086
*	PRA Health Sciences, Inc.	110,860	18,501,425

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Premier, Inc., Class A	147,531	$5,215,221
*	Prestige Consumer Healthcare, Inc.	106,676	4,646,807
#*	Pro-Dex, Inc.	7,945	226,591
#»	Progenic Pharmaceuticals, Inc.	48,282	2,062
#*	ProPhase Labs, Inc.	62	330
*	Protagonist Therapeutics, Inc.	40,777	1,180,086
#*	Prothena Corp. P.L.C.	98,078	2,602,990
*	Psychemedics Corp.	5,773	38,390
#*	PTC Therapeutics, Inc.	5,175	213,262
#	Quest Diagnostics, Inc.	155,276	20,477,799
#*	Quidel Corp.	67,971	7,122,681
*	R1 RCM, Inc.	82,461	2,249,536
*	RadNet, Inc.	69,278	1,547,671
*	Regeneron Pharmaceuticals, Inc.	38,513	18,536,307
*	REGENXBIO, Inc.	57,160	1,982,880
*	Repligen Corp.	63,529	13,449,725
	ResMed, Inc.	98,784	18,568,428
*	Rhythm Pharmaceuticals, Inc.	10,598	228,493
#*	Rigel Pharmaceuticals, Inc.	168,890	628,271
#*	Rocket Pharmaceuticals, Inc.	25,622	1,174,512
*	Sage Therapeutics, Inc.	38,498	3,032,102
#*	Sangamo Therapeutics, Inc.	193,885	2,283,965
#*	Sarepta Therapeutics, Inc.	64,379	4,560,608
*	Seagen, Inc.	57,589	8,278,995
*	SeaSpine Holdings Corp.	42,767	889,981
*	Select Medical Holdings Corp.	276,790	10,440,519
*	Sensus Healthcare, Inc.	9,865	37,980
*	Sharps Compliance Corp.	8,960	156,710
*	Shockwave Medical, Inc.	6,175	1,009,365
#*	Sientra, Inc.	18,984	130,230
*	SIGA Technologies, Inc.	2,600	18,642
#	Simulations Plus, Inc.	13,194	833,069
*	Spectrum Pharmaceuticals, Inc.	165,599	515,013
#*	Spero Therapeutics, Inc.	25,932	356,824
*	STAAR Surgical Co.	46,043	6,308,351
#*	Star Equity Holdings, Inc.	957	2,756
	STERIS P.L.C.	77,392	16,331,260
	Stryker Corp.	140,784	36,974,102
*	Supernus Pharmaceuticals, Inc.	93,580	2,849,511
#*	Surface Oncology, Inc.	900	6,579
*	Surgalign Holdings, Inc.	140,683	254,636
*	Surgery Partners, Inc.	63,450	3,058,290
*	Surmodics, Inc.	21,748	1,163,301
*	Syndax Pharmaceuticals, Inc.	40,982	653,253
*	Syneos Health, Inc.	174,093	14,771,791
*	Synlogic, Inc.	62,889	219,483
#*	Syros Pharmaceuticals, Inc.	45,196	272,984
#*	Tabula Rasa HealthCare, Inc.	11,350	539,806
*	Tactile Systems Technology, Inc.	14,940	856,062
*	Tandem Diabetes Care, Inc.	20,684	1,900,860
*	Taro Pharmaceutical Industries, Ltd.	49,694	3,678,350
#*	Teladoc Health, Inc.	74,409	12,824,391
	Teleflex, Inc.	34,639	14,634,285
*	Tenet Healthcare Corp.	162,461	9,627,439
#*	TG Therapeutics, Inc.	8,549	382,226
	Thermo Fisher Scientific, Inc.	179,819	84,556,288
*	Tivity Health, Inc.	70,723	1,710,082
*	Travere Therapeutics, Inc.	72,219	1,785,254
*	Triple-S Management Corp., Class B	52,955	1,255,563

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Twist Bioscience Corp.	13,239	$1,776,541
*	Ultragenyx Pharmaceutical, Inc.	29,749	3,321,178
*	United Therapeutics Corp.	83,293	16,788,537
	UnitedHealth Group, Inc.	579,613	231,149,664
	Universal Health Services, Inc., Class B	131,508	19,517,102
#	US Physical Therapy, Inc.	20,215	2,273,177
	Utah Medical Products, Inc.	6,686	583,420
*	Vanda Pharmaceuticals, Inc.	89,127	1,479,508
#*	Varex Imaging Corp.	64,112	1,522,019
#*	VBI Vaccines, Inc.	6,513	20,516
*	Veeva Systems, Inc., Class A	54,264	15,326,867
*	Verastem, Inc.	73,481	225,587
#*	Vericel Corp.	34,242	2,137,386
*	Vertex Pharmaceuticals, Inc.	108,448	23,663,354
*	Viatris, Inc.	977,307	12,998,183
*	Vocera Communications, Inc.	12,123	438,489
*	Waters Corp.	51,456	15,430,111
	West Pharmaceutical Services, Inc.	67,121	22,050,591
#*	XBiotech, Inc.	1,680	28,694
#*	Xencor, Inc.	90,009	3,830,783
#*	Xenon Pharmaceuticals, Inc.	4,086	74,856
	Zimmer Biomet Holdings, Inc.	161,548	28,619,844
	Zoetis, Inc.	347,870	60,191,946
#*	Zogenix, Inc.	68,863	1,300,822
*	Zynerba Pharmaceuticals, Inc.	7,495	33,053

TOTAL HEALTH CARE			3,728,362,978

INDUSTRIALS — (12.9%)
	3M Co.	495,848	97,751,475
	AAON, Inc.	81,819	5,351,781
	AAR Corp.	73,383	2,952,932
	ABM Industries, Inc.	119,788	6,158,301
*	Acacia Research Corp.	9,276	56,398
	ACCO Brands Corp.	254,566	2,184,176
	Acme United Corp.	3,771	168,564
	Acuity Brands, Inc.	72,098	13,375,621
#	ADT, Inc.	163,792	1,506,886
	Advanced Drainage Systems, Inc.	120,704	13,477,809
*	AECOM	262,221	17,419,341
*	Aegion Corp.	66,443	1,999,934
#	Aerojet Rocketdyne Holdings, Inc.	154,966	7,240,012
*	AeroVironment, Inc.	39,958	4,410,164
	AGCO Corp.	155,488	22,688,809
	Air Lease Corp.	233,162	10,890,997
*	Air T, Inc.	3,463	78,887
*	Air Transport Services Group, Inc.	157,441	4,143,847
	Alamo Group, Inc.	22,524	3,541,899
*	Alaska Air Group, Inc.	222,496	15,383,373
	Albany International Corp., Class A	56,720	5,061,693
*	Allegiant Travel Co.	22,158	5,223,305
	Allegion P.L.C.	88,656	11,913,593
	Allied Motion Technologies, Inc.	20,720	1,078,476
	Allison Transmission Holdings, Inc.	246,474	10,221,277
#*	Alpha Pro Tech, Ltd.	8,900	79,744
	Altra Industrial Motion Corp.	81,648	4,818,048
	AMERCO	32,920	19,641,060
*	Ameresco, Inc., Class A	50,423	2,661,830
#*	American Airlines Group, Inc.	124,911	2,713,067
*	American Superconductor Corp.	24,704	406,875

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	American Woodmark Corp.	39,482	$3,926,880
	AMETEK, Inc.	222,520	30,024,624
*	AMREP Corp.	6,773	72,471
	AO Smith Corp.	212,406	14,390,506
	Apogee Enterprises, Inc.	48,726	1,711,744
	Applied Industrial Technologies, Inc.	54,332	5,197,399
	ARC Document Solutions, Inc.	69,980	152,556
	ArcBest Corp.	41,022	2,984,761
	Arcosa, Inc.	102,487	6,178,941
	Argan, Inc.	35,110	1,760,767
*	Armstrong Flooring, Inc.	44,042	228,578
	Armstrong World Industries, Inc.	87,624	9,082,228
*	ASGN, Inc.	92,025	9,679,190
	Astec Industries, Inc.	50,133	3,760,476
*	Astronics Corp.	43,816	762,837
*	Astronics Corp., Class B	10,587	183,420
*	Atkore, Inc.	102,243	8,003,582
*	Atlas Air Worldwide Holdings, Inc.	62,101	4,217,279
*	Avalon Holdings Corp., Class A	6,700	23,584
*	Avis Budget Group, Inc.	88,706	7,948,945
*	Axon Enterprise, Inc.	61,535	9,329,321
	AZZ, Inc.	47,647	2,508,138
	Barnes Group, Inc.	94,127	4,698,820
	Barrett Business Services, Inc.	14,347	1,052,066
*	Beacon Roofing Supply, Inc.	125,285	7,057,304
	BGSF, Inc.	22,090	309,481
*	Blue Bird Corp.	9,063	244,157
*	Boeing Co. (The)	293,933	68,871,441
	Boise Cascade Co.	96,903	6,465,368
	Booz Allen Hamilton Holding Corp.	163,920	13,597,164
	Brady Corp., Class A	83,467	4,554,794
	Brink’s Co. (The)	59,845	4,782,812
#*	Broadwind, Inc.	37,600	194,392
*	Builders FirstSource, Inc.	411,573	20,031,258
	BWX Technologies, Inc.	127,681	8,544,413
*	CACI International, Inc., Class A	48,571	12,378,805
	CAI International, Inc.	49,942	2,125,032
	Carlisle Cos., Inc.	80,867	15,498,161
	Carrier Global Corp.	663,792	28,928,055
*	Casella Waste Systems, Inc., Class A	57,254	3,842,316
	Caterpillar, Inc.	416,515	95,011,237
*	CBIZ, Inc.	101,190	3,398,972
*	CECO Environmental Corp.	68,343	498,904
#	CH Robinson Worldwide, Inc.	154,886	15,036,333
*	Chart Industries, Inc.	72,537	11,651,618
	Chicago Rivet & Machine Co.	474	12,277
*	Cimpress P.L.C.	37,142	3,538,147
	Cintas Corp.	96,113	33,172,441
*	CIRCOR International, Inc.	42,763	1,469,764
*	Civeo Corp.	8,328	137,579
*	Clean Harbors, Inc.	106,173	9,445,150
#*	Colfax Corp.	190,894	8,626,500
	Columbus McKinnon Corp.	45,169	2,236,317
	Comfort Systems USA, Inc.	76,089	6,266,690
*	Commercial Vehicle Group, Inc.	60,558	665,532
	CompX International, Inc.	5,126	98,624
*	Construction Partners, Inc., Class A	67,152	2,130,733
#*	Copa Holdings SA, Class A	55,407	4,792,706
*	Copart, Inc.	177,103	22,051,095

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CoreLogic, Inc.	174,810	$13,932,357
#*	Cornerstone Building Brands, Inc.	160,128	2,251,400
	Costamare, Inc.	192,002	2,019,861
*	CoStar Group, Inc.	17,775	15,187,493
	Covanta Holding Corp.	253,383	3,810,880
*	Covenant Logistics Group, Inc.	45,000	967,950
*	CPI Aerostructures, Inc.	14,667	63,215
	CRA International, Inc.	15,631	1,254,544
	Crane Co.	100,986	9,498,743
	CSW Industrials, Inc.	33,083	4,479,769
	CSX Corp.	556,427	56,060,020
	Cubic Corp.	56,986	4,264,832
	Cummins, Inc.	206,674	52,090,115
	Curtiss-Wright Corp.	85,646	10,954,123
*	Daseke, Inc.	9,684	73,502
	Deere & Co.	199,958	74,154,424
*	Delta Air Lines, Inc.	279,101	13,095,419
	Deluxe Corp.	65,997	2,905,188
*	DLH Holdings Corp.	17,566	178,998
	Donaldson Co., Inc.	244,259	15,359,006
	Douglas Dynamics, Inc.	48,640	2,175,667
	Dover Corp.	157,482	23,494,740
*	Ducommun, Inc.	24,955	1,470,598
*	DXP Enterprises, Inc.	35,665	1,043,915
*	Dycom Industries, Inc.	80,481	7,549,923
#*	Eagle Bulk Shipping, Inc.	15,618	676,884
	Eastern Co. (The)	10,629	300,482
	Eaton Corp. P.L.C.	274,859	39,285,597
*	Echo Global Logistics, Inc.	70,810	2,315,487
	EMCOR Group, Inc.	124,882	14,960,864
	Emerson Electric Co.	456,092	41,271,765
	Encore Wire Corp.	46,521	3,474,188
	Enerpac Tool Group Corp.	107,805	2,867,613
	EnerSys	76,542	7,009,716
#	Eneti, Inc.	14,946	300,564
	Ennis, Inc.	54,680	1,133,516
	EnPro Industries, Inc.	42,312	3,624,023
	Equifax, Inc.	67,418	15,454,228
	ESCO Technologies, Inc.	42,104	4,579,231
	Espey Manufacturing & Electronics Corp.	1,489	22,558
*	EVI Industries, Inc.	100	2,674
*	Evoqua Water Technologies Corp.	36,293	1,037,254
#*	ExOne Co. (The)	6,834	158,891
	Expeditors International of Washington, Inc.	158,007	17,358,649
	Exponent, Inc.	77,477	7,463,359
	Fastenal Co.	505,248	26,414,365
	Federal Signal Corp.	131,886	5,464,037
	FedEx Corp.	184,931	53,687,319
	Flowserve Corp.	217,411	8,618,172
*	Forrester Research, Inc.	33,301	1,446,928
	Fortive Corp.	210,263	14,890,826
	Fortune Brands Home & Security, Inc.	241,697	25,373,351
	Forward Air Corp.	49,394	4,360,996
*	Franklin Covey Co.	20,263	618,832
	Franklin Electric Co., Inc.	82,295	6,688,115
*	FTI Consulting, Inc.	71,175	9,882,649
#	GATX Corp.	70,939	6,931,450
	Genco Shipping & Trading, Ltd.	79,689	1,222,429
*	Gencor Industries, Inc.	20,887	250,435

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Generac Holdings, Inc.	64,630	$20,936,888
	General Dynamics Corp.	230,692	43,884,539
	General Electric Co.	3,938,161	51,668,672
*	Gibraltar Industries, Inc.	55,421	5,090,973
*	GMS, Inc.	79,138	3,459,122
	Gorman-Rupp Co. (The)	57,516	1,985,452
*	GP Strategies Corp.	31,707	499,385
	Graco, Inc.	261,130	20,054,784
	GrafTech International, Ltd.	190,704	2,425,755
	Graham Corp.	16,735	229,437
	Granite Construction, Inc.	88,551	3,373,793
*	Great Lakes Dredge & Dock Corp.	228,135	3,581,720
	Greenbrier Cos., Inc. (The)	70,478	3,329,381
	Griffon Corp.	126,056	3,418,639
	H&E Equipment Services, Inc.	94,682	3,683,130
*	Harsco Corp.	146,327	2,623,643
*	Hawaiian Holdings, Inc.	88,838	2,230,722
	Healthcare Services Group, Inc.	89,501	2,680,555
	Heartland Express, Inc.	174,654	3,246,818
	HEICO Corp.	46,939	6,609,011
	HEICO Corp., Class A	85,577	10,806,664
	Heidrick & Struggles International, Inc.	43,173	1,826,218
	Helios Technologies, Inc.	64,285	4,646,520
*	Herc Holdings, Inc.	72,161	7,620,202
*	Heritage-Crystal Clean, Inc.	40,929	1,175,481
	Herman Miller, Inc.	137,825	5,719,738
*	Hexcel Corp.	148,780	8,392,680
*	Hill International, Inc.	110,429	297,054
	Hillenbrand, Inc.	165,626	8,130,580
	HNI Corp.	94,485	4,000,495
	Honeywell International, Inc.	451,752	100,758,766
*	Houston Wire & Cable Co.	26,484	139,041
*	Howmet Aerospace, Inc.	502,344	16,054,914
*	Hub Group, Inc., Class A	71,789	4,717,973
	Hubbell, Inc.	109,724	21,068,105
*	Hudson Global, Inc.	15,507	275,249
	Huntington Ingalls Industries, Inc.	68,352	14,512,497
	Hurco Cos., Inc.	16,016	550,150
*	Huron Consulting Group, Inc.	44,751	2,517,691
*	Huttig Building Products, Inc.	1,912	7,667
	Hyster-Yale Materials Handling, Inc.	23,842	1,927,626
*	IAA, Inc.	202,167	12,698,109
	ICF International, Inc.	35,088	3,195,113
	IDEX Corp.	55,745	12,498,029
*	IES Holdings, Inc.	6,920	365,307
	IHS Markit, Ltd.	23,400	2,517,372
	Illinois Tool Works, Inc.	230,878	53,208,144
*	Ingersoll Rand, Inc.	386,990	19,121,176
	Innovative Solutions & Support, Inc.	12,502	77,012
	Insperity, Inc.	52,909	4,631,654
	Insteel Industries, Inc.	46,239	1,763,093
	Interface, Inc.	142,557	1,830,432
	ITT, Inc.	157,372	14,841,753
	Jacobs Engineering Group, Inc.	126,102	16,848,488
	JB Hunt Transport Services, Inc.	107,434	18,340,058
*	JELD-WEN Holding, Inc.	206,093	6,011,733
*	JetBlue Airways Corp.	489,957	9,975,525
	John Bean Technologies Corp.	62,465	9,081,162
	Johnson Controls International P.L.C.	601,485	37,496,575

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kadant, Inc.	23,674	$4,214,682
	Kaman Corp.	50,031	2,669,154
	Kansas City Southern	83,478	24,393,106
	KAR Auction Services, Inc.	232,415	3,483,901
	KBR, Inc.	285,164	11,281,088
*	Kelly Services, Inc., Class A	67,205	1,683,485
	Kennametal, Inc.	171,847	6,901,376
	Kforce, Inc.	62,201	3,485,744
	Kimball International, Inc., Class B	91,756	1,337,802
*	Kirby Corp.	103,353	6,583,586
	Knight-Swift Transportation Holdings, Inc.	278,609	13,128,056
	Knoll, Inc.	101,401	2,423,484
	Korn Ferry	119,716	8,127,519
*	Kratos Defense & Security Solutions, Inc.	175,939	4,704,609
	L3Harris Technologies, Inc.	116,137	24,299,345
	Landstar System, Inc.	73,700	12,697,036
*	Lawson Products, Inc.	15,719	824,147
*	LB Foster Co., Class A	19,948	321,961
	Leidos Holdings, Inc.	198,992	20,153,910
	Lennox International, Inc.	38,309	12,846,540
*	Limbach Holdings, Inc.	8,154	89,857
	Lincoln Electric Holdings, Inc.	110,830	14,191,781
	Lindsay Corp.	18,041	2,990,837
	Lockheed Martin Corp.	186,232	70,872,450
*	LS Starrett Co. (The), Class A	90,794	554,751
	LSI Industries, Inc.	73,480	604,006
*	Lydall, Inc.	33,553	1,236,428
*	Lyft, Inc., Class A	97,541	5,429,132
	Macquarie Infrastructure Corp.	117,892	3,926,983
*	Manitex International, Inc.	31,987	231,906
*	Manitowoc Co., Inc. (The)	71,737	1,641,343
	ManpowerGroup, Inc.	110,436	13,350,608
	ManTech International Corp., Class A	51,563	4,400,902
	Marten Transport, Ltd.	176,079	2,944,041
	Masco Corp.	197,506	12,616,683
*	Masonite International Corp.	53,770	6,790,613
#*	MasTec, Inc.	186,825	19,497,057
*	Mastech Digital, Inc.	14,713	232,318
*	Matrix Service Co.	52,921	699,086
	Matson, Inc.	104,665	6,837,764
	Matthews International Corp., Class A	59,295	2,453,627
	McGrath RentCorp.	52,725	4,322,396
*	Mercury Systems, Inc.	79,052	5,947,872
*	Meritor, Inc.	199,431	5,390,620
*	Mesa Air Group, Inc.	55,281	622,464
*	Middleby Corp. (The)	89,166	16,167,579
	Miller Industries, Inc.	14,667	630,974
*	Mistras Group, Inc.	54,077	601,877
	Moog, Inc., Class A	62,169	5,380,727
*	MRC Global, Inc.	152,455	1,436,126
#	MSA Safety, Inc.	60,905	9,791,088
	MSC Industrial Direct Co., Inc., Class A	93,907	8,466,655
	Mueller Industries, Inc.	123,214	5,528,612
	Mueller Water Products, Inc., Class A	325,032	4,667,460
*	MYR Group, Inc.	39,987	3,114,987
	National Presto Industries, Inc.	14,955	1,538,570
*	Navistar International Corp.	165,801	7,336,694
	Nielsen Holdings P.L.C.	626,175	16,061,389
	NL Industries, Inc.	260,217	1,847,541

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	NN, Inc.	80,710	$589,183
	Nordson Corp.	62,735	13,262,806
	Norfolk Southern Corp.	176,935	49,407,329
	Northrop Grumman Corp.	116,050	41,132,762
*	Northwest Pipe Co.	9,070	301,759
*	NOW, Inc.	217,437	2,135,231
*	NV5 Global, Inc.	22,888	2,062,895
	nVent Electric P.L.C.	241,846	7,364,211
	Old Dominion Freight Line, Inc.	130,802	33,722,064
#	Omega Flex, Inc.	6,188	983,892
#*	Orion Energy Systems, Inc.	5,003	30,118
*	Orion Group Holdings, Inc.	85,460	460,629
	Oshkosh Corp.	142,318	17,708,629
	Otis Worldwide Corp.	270,834	21,089,844
	Owens Corning	160,499	15,537,908
*	P&F Industries, Inc., Class A	504	3,125
	PACCAR, Inc.	391,123	35,154,135
*	PAM Transportation Services, Inc.	15,596	903,320
	Pangaea Logistics Solutions, Ltd.	45,179	174,391
	Park Aerospace Corp.	47,012	634,192
	Parker-Hannifin Corp.	179,523	56,336,113
	Park-Ohio Holdings Corp.	24,296	882,188
	Patriot Transportation Holding, Inc.	3,354	37,733
	Pentair P.L.C.	318,645	20,555,789
*	Perma-Fix Environmental Services	9,203	68,838
*	Perma-Pipe International Holdings, Inc.	8,588	55,650
*	PGT Innovations, Inc.	113,912	2,999,303
	Pitney Bowes, Inc.	217,515	1,624,837
*	Plug Power, Inc.	102,767	2,929,887
#	Powell Industries, Inc.	23,298	821,022
	Preformed Line Products Co.	9,850	652,070
	Primoris Services Corp.	107,379	3,506,998
*	Proto Labs, Inc.	39,420	4,417,405
*	Quad/Graphics, Inc.	93,200	335,520
	Quanex Building Products Corp.	72,949	1,990,778
	Quanta Services, Inc.	238,239	23,023,417
*	Radiant Logistics, Inc.	103,930	694,252
	Raven Industries, Inc.	60,903	2,473,880
	Raytheon Technologies Corp.	826,275	68,779,131
*	RBC Bearings, Inc.	37,463	7,471,246
*	RCM Technologies, Inc.	7,192	25,819
#*	Red Violet, Inc.	3,537	73,570
	Regal Beloit Corp.	87,071	12,575,665
	Republic Services, Inc.	273,176	29,038,609
*	Resideo Technologies, Inc.	85,646	2,570,236
	Resources Connection, Inc.	62,602	883,314
	REV Group, Inc.	120,030	2,189,347
	Rexnord Corp.	221,032	11,036,128
	Robert Half International, Inc.	228,120	19,985,593
	Rockwell Automation, Inc.	112,334	29,685,383
#	Rollins, Inc.	311,938	11,629,049
	Roper Technologies, Inc.	50,743	22,653,705
	Rush Enterprises, Inc., Class A	104,853	5,175,544
	Rush Enterprises, Inc., Class B	11,071	484,799
	Ryder System, Inc.	144,467	11,534,245
*	Saia, Inc.	57,953	13,589,978
	Schneider National, Inc., Class B	162,889	3,946,800
	Science Applications International Corp.	114,278	10,218,739
*	Sensata Technologies Holding P.L.C.	273,101	15,768,852

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Servotronics, Inc.	389	$3,159
	Shyft Group, Inc. (The)	72,868	2,580,985
*	SIFCO Industries, Inc.	3,251	45,709
	Simpson Manufacturing Co., Inc.	77,914	8,780,908
#*	SiteOne Landscape Supply, Inc.	61,370	11,008,551
	SkyWest, Inc.	123,767	6,146,269
	Snap-on, Inc.	95,887	22,782,751
	Southwest Airlines Co.	460,407	28,904,351
*	SP Plus Corp.	50,772	1,743,003
	Spirit AeroSystems Holdings, Inc., Class A	180,727	8,257,417
#*	Spirit Airlines, Inc.	155,695	5,576,995
*	SPX Corp.	80,175	4,863,416
	SPX FLOW, Inc.	94,518	6,293,954
	Standex International Corp.	25,488	2,416,772
	Stanley Black & Decker, Inc.	149,484	30,908,807
	Steelcase, Inc., Class A	190,439	2,628,058
*	Stericycle, Inc.	143,757	10,965,784
*	Sterling Construction Co., Inc.	62,906	1,311,590
#*	Sunrun, Inc.	264,505	12,960,745
	Systemax, Inc.	75,437	3,222,669
*	Taylor Devices, Inc.	100	1,216
*	Team, Inc.	65,371	645,212
#	Tecnoglass, Inc.	7,622	91,159
*	Teledyne Technologies, Inc.	28,230	12,639,983
	Tennant Co.	40,156	3,168,710
	Terex Corp.	146,779	6,897,145
	Tetra Tech, Inc.	78,447	10,012,191
*	Textainer Group Holdings, Ltd.	115,302	2,954,037
	Textron, Inc.	363,173	23,330,234
*	Thermon Group Holdings, Inc.	63,420	1,211,322
	Timken Co. (The)	152,992	12,831,439
	Titan International, Inc.	216,752	2,338,754
*	Titan Machinery, Inc.	49,817	1,300,722
	Toro Co. (The)	146,278	16,763,459
*	TPI Composites, Inc.	57,018	3,030,507
	Trane Technologies P.L.C.	217,326	37,777,779
*	Transcat, Inc.	14,702	735,100
*	TransDigm Group, Inc.	38,811	23,819,863
	TransUnion	148,725	15,555,148
#*	Trex Co., Inc.	141,880	15,321,621
*	TriMas Corp.	95,214	3,031,614
*	TriNet Group, Inc.	123,118	9,690,618
#	Trinity Industries, Inc.	239,395	6,616,878
	Triton International, Ltd.	159,067	7,980,391
*	TrueBlue, Inc.	80,053	2,265,500
*	Tutor Perini Corp.	91,629	1,475,227
*	Twin Disc, Inc.	24,297	256,333
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	354,232
*	Uber Technologies, Inc.	184,761	10,119,360
	UFP Industries, Inc.	110,846	9,315,498
*	Ultralife Corp.	26,332	208,023
	UniFirst Corp.	26,576	5,958,073
	Union Pacific Corp.	430,755	95,666,378
*	United Airlines Holdings, Inc.	248,160	13,499,904
	United Parcel Service, Inc., Class B	506,541	103,263,448
*	United Rentals, Inc.	144,382	46,195,021
*	Univar Solutions, Inc.	262,523	6,129,912
	Universal Logistics Holdings, Inc.	63,922	1,598,689
*	Upwork, Inc.	78,329	3,607,834

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	US Ecology, Inc.	48,288	$2,050,308
*	USA Truck, Inc.	19,734	303,312
	Valmont Industries, Inc.	37,586	9,278,104
*	Vectrus, Inc.	21,780	1,140,183
	Verisk Analytics, Inc.	93,252	17,550,026
*	Veritiv Corp.	49,822	2,086,545
	Viad Corp.	37,433	1,559,459
*	Vicor Corp.	29,755	2,744,304
*	Vidler Water Resouces, Inc.	35,211	318,660
*	Virco Mfg. Corp.	14,468	46,153
#*	Virgin Galactic Holdings, Inc.	10,603	234,856
*	Volt Information Sciences, Inc.	243,406	966,322
	VSE Corp.	23,879	1,030,379
	Wabash National Corp.	118,253	2,082,435
	Waste Management, Inc.	314,321	43,366,868
	Watsco, Inc.	50,740	14,859,716
	Watsco, Inc., Class B	2,268	665,703
	Watts Water Technologies, Inc., Class A	47,397	5,903,296
*	Welbilt, Inc.	187,572	4,190,358
	Werner Enterprises, Inc.	154,083	7,123,257
*	WESCO International, Inc.	112,876	10,352,987
	Westinghouse Air Brake Technologies Corp.	170,207	13,968,888
#*	Willdan Group, Inc.	18,461	704,656
*	Willis Lease Finance Corp.	4,420	189,264
*	WillScot Mobile Mini Holdings Corp.	418,008	12,235,094
	Woodward, Inc.	107,400	13,426,074
	WW Grainger, Inc.	50,698	21,979,611
*	XPO Logistics, Inc.	209,184	29,101,678
	Xylem, Inc.	138,531	15,328,455
*	Yellow Corp.	50,565	463,681

TOTAL INDUSTRIALS			4,117,984,702

INFORMATION TECHNOLOGY — (22.7%)
#*	2U, Inc.	13,277	521,122
*	3D Systems Corp.	195,732	4,216,067
	Accenture P.L.C., Class A	449,468	130,332,236
*	ACI Worldwide, Inc.	195,643	7,391,393
*	ACM Research, Inc., Class A	11,326	894,188
*	ADDvantage Technologies Group, Inc.	3,642	7,357
*	Adobe, Inc.	257,391	130,842,141
	ADTRAN, Inc.	158,563	2,709,842
	Advanced Energy Industries, Inc.	63,206	6,972,254
*	Advanced Micro Devices, Inc.	588,655	48,046,021
*	Agilysys, Inc.	33,661	1,696,851
*	Airgain, Inc.	10,681	252,392
*	Akamai Technologies, Inc.	160,252	17,419,392
#*»	Akazoo SA	1,631	0
*	Alarm.com Holdings, Inc.	53,436	4,796,415
*	Alithya Group, Inc., Class A	19,215	43,042
	Alliance Data Systems Corp.	81,515	9,606,543
*	Alpha & Omega Semiconductor, Ltd.	72,667	2,259,944
#*	Altair Engineering, Inc., Class A	13,164	855,660
#*	Alteryx, Inc., Class A	18,008	1,472,154
*	Ambarella, Inc.	49,679	4,843,206
	Amdocs, Ltd.	148,537	11,398,729
	American Software, Inc., Class A	48,020	993,534
	Amkor Technology, Inc.	538,854	10,895,628
	Amphenol Corp., Class A	380,732	25,638,493
*	Amtech Systems, Inc.	28,269	297,955

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Analog Devices, Inc.	203,084	$31,104,345
*	Anaplan, Inc.	43,388	2,588,094
*	ANSYS, Inc.	52,930	19,354,384
#*	Appfolio, Inc., Class A	17,311	2,503,690
	Apple, Inc.	10,103,593	1,328,218,336
	Applied Materials, Inc.	626,740	83,174,665
#*	Applied Optoelectronics, Inc.	18,185	134,751
*	Arista Networks, Inc.	59,322	18,696,515
*	Arlo Technologies, Inc.	150,424	922,099
*	Arrow Electronics, Inc.	121,388	13,846,729
*	Aspen Technology, Inc.	82,932	10,850,823
	AstroNova, Inc.	10,455	153,270
*	Asure Software, Inc.	18,562	148,682
*	Atlassian Corp. P.L.C., Class A	25,965	6,168,245
*	Autodesk, Inc.	118,624	34,627,532
	Automatic Data Processing, Inc.	341,430	63,843,996
*	Avalara, Inc.	35,054	4,967,502
*	Avaya Holdings Corp.	161,848	4,656,367
*	Aviat Networks, Inc.	44,312	1,436,152
*	Avid Technology, Inc.	61,557	1,399,806
	Avnet, Inc.	173,801	7,633,340
*	Aware, Inc.	26,185	91,647
*	Axcelis Technologies, Inc.	62,487	2,595,085
*	AXT, Inc.	84,751	835,645
	Badger Meter, Inc.	51,012	4,764,011
	Bel Fuse, Inc., Class A	1,700	32,147
	Bel Fuse, Inc., Class B	19,194	382,536
	Belden, Inc.	82,311	3,562,420
	Benchmark Electronics, Inc.	68,774	2,064,595
*	Bill.Com Holdings, Inc.	900	139,167
	BK Technologies Corp.	6,762	31,173
*	Black Knight, Inc.	116,435	8,432,223
*	Blackbaud, Inc.	60,698	4,316,842
#*	Blackline, Inc.	12,284	1,425,681
*	Bm Technologies, Inc.	9,173	89,987
*	Bottomline Technologies De, Inc.	37,717	1,831,537
*	Brightcove, Inc.	5,600	81,312
	Broadcom, Inc.	245,375	111,940,075
	Broadridge Financial Solutions, Inc.	136,602	21,669,175
	Brooks Automation, Inc.	120,194	12,179,258
*	BSQUARE Corp.	17,115	41,418
*	Cadence Design Systems, Inc.	206,896	27,262,686
*	CalAmp Corp.	69,460	955,075
*	Calix, Inc.	102,448	4,332,526
*	Cardtronics P.L.C., Class A	108,442	4,211,887
	Cass Information Systems, Inc.	28,092	1,289,142
	CDK Global, Inc.	154,754	8,293,267
	CDW Corp.	140,831	25,114,392
#*	Cerence, Inc.	63,456	6,117,793
*	Ceridian HCM Holding, Inc.	57,326	5,416,160
*	CEVA, Inc.	27,938	1,548,883
*	ChannelAdvisor Corp.	39,118	827,346
*	Ciena Corp.	268,852	13,568,960
*	Cirrus Logic, Inc.	100,651	7,489,441
	Cisco Systems, Inc.	2,696,369	137,272,146
	Citrix Systems, Inc.	91,409	11,321,005
*	Clearfield, Inc.	16,592	569,935
#*	ClearOne, Inc.	8,800	21,296
*	Cloudera, Inc.	19,550	248,089

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CMC Materials, Inc.	50,111	$9,191,861
*	Coda Octopus Group, Inc.	10,231	81,848
	Cognex Corp.	94,237	8,115,690
	Cognizant Technology Solutions Corp., Class A	444,586	35,744,714
*	Cognyte Software Ltd.	103,080	2,693,480
*	Coherent, Inc.	39,119	10,170,549
*	Cohu, Inc.	80,407	3,217,084
*	CommScope Holding Co., Inc.	107,992	1,776,468
#	Communications Systems, Inc.	21,690	140,985
*	CommVault Systems, Inc.	30,682	2,132,706
*	Computer Task Group, Inc.	36,691	363,241
	Comtech Telecommunications Corp.	49,927	1,197,249
*	Concentrix Corp.	106,389	16,530,723
*	Conduent, Inc.	433,302	2,946,454
*	Cornerstone OnDemand, Inc.	33,109	1,465,570
	Corning, Inc.	623,539	27,566,659
#*	Coupa Software, Inc.	26,453	7,116,915
#*	Cree, Inc.	134,380	13,360,060
	CSG Systems International, Inc.	73,745	3,391,533
*	CSP, Inc.	1,909	17,143
	CTS Corp.	62,834	2,043,362
*	CyberOptics Corp.	12,288	405,381
	Daktronics, Inc.	101,797	628,087
*	Data I/O Corp.	13,075	70,474
*	Dell Technologies, Inc., Class C	102,221	10,051,391
*	Digi International, Inc.	53,587	957,600
*	Digital Turbine, Inc.	71,207	5,371,144
*	Diodes, Inc.	96,963	7,447,728
*	DocuSign, Inc.	55,442	12,360,239
	Dolby Laboratories, Inc., Class A	101,883	10,338,068
*	Dropbox, Inc., Class A	169,039	4,344,302
*	DSP Group, Inc.	43,888	609,604
	DXC Technology Co.	371,237	12,217,410
*	Dynatrace, Inc.	43,731	2,275,761
*	DZS, Inc.	39,128	587,703
#	Ebix, Inc.	57,425	1,729,067
*	EchoStar Corp., Class A	87,983	2,151,184
*	eGain Corp.	35,687	350,803
#*	Elastic N.V	37,036	4,467,282
*	EMCORE Corp.	47,148	293,732
*	Enphase Energy, Inc.	89,879	12,515,651
	Entegris, Inc.	228,962	25,776,542
*	Envestnet, Inc.	47,975	3,541,994
*	EPAM Systems, Inc.	29,979	13,722,887
*	ePlus, Inc.	31,035	3,114,673
*	Euronet Worldwide, Inc.	80,014	11,476,408
*	Everbridge, Inc.	7,700	1,021,867
	EVERTEC, Inc.	109,902	4,385,090
*	Evo Payments, Inc., Class A	33,014	941,229
*	ExlService Holdings, Inc.	59,695	5,514,624
*	F5 Networks, Inc.	73,790	13,781,020
*	Fabrinet	62,413	5,343,801
*	Fair Isaac Corp.	27,636	14,409,687
*	FARO Technologies, Inc.	31,005	2,351,574
#*	Fastly, Inc., Class A	11,165	713,109
	Fidelity National Information Services, Inc.	343,792	52,565,797
*	FireEye, Inc.	89,220	1,773,247
*	First Solar, Inc.	165,627	12,675,434
*	Fiserv, Inc.	278,547	33,459,066

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Five9, Inc.	16,728	$3,144,362
*	FleetCor Technologies, Inc.	91,416	26,302,211
*	Flex, Ltd.	1,019,030	17,731,122
	FLIR Systems, Inc.	225,469	13,521,376
*	FormFactor, Inc.	125,085	4,897,078
*	Fortinet, Inc.	117,534	24,003,969
*	Frequency Electronics, Inc.	11,552	124,068
*	Gartner, Inc.	97,311	19,061,279
#*	Genasys, Inc.	28,220	176,375
	Genpact, Ltd.	324,927	15,443,780
	Global Payments, Inc.	157,698	33,846,722
*	Globant SA	53,584	12,280,381
*	GoDaddy, Inc., Class A	109,951	9,545,946
*	GSI Technology, Inc.	38,386	226,477
#*	GTT Communications, Inc.	49,977	80,463
*	Guidewire Software, Inc.	54,204	5,719,064
	Hackett Group, Inc. (The)	55,623	925,010
*	Harmonic, Inc.	189,187	1,479,442
	Hewlett Packard Enterprise Co.	1,274,866	20,423,353
	HP, Inc.	867,899	29,604,035
*	HubSpot, Inc.	18,362	9,666,675
*	I3 Verticals, Inc., Class A	1,200	39,864
*	Ichor Holdings, Ltd.	38,178	2,129,187
*	Identiv, Inc.	15,673	249,984
*	IEC Electronics Corp.	12,501	152,387
#*	II-VI, Inc.	12,964	870,403
#*	Immersion Corp.	51,298	439,624
#*	Infinera Corp.	274,773	2,533,407
*	Information Services Group, Inc.	73,262	333,342
*	Innodata, Inc.	35,954	225,432
*	Insight Enterprises, Inc.	77,307	7,759,304
	Intel Corp.	3,481,724	200,303,582
	InterDigital, Inc.	49,658	3,447,258
	International Business Machines Corp.	768,190	108,990,797
*	inTEST Corp.	11,556	140,174
*	Intevac, Inc.	37,250	238,772
	Intuit, Inc.	151,749	62,544,868
*	IPG Photonics Corp.	69,066	14,994,919
*	Issuer Direct Corp.	1,400	38,822
*	Iteris, Inc.	49,178	331,951
*	Itron, Inc.	65,936	5,930,284
#*	j2 Global, Inc.	100,702	12,184,942
	Jabil, Inc.	408,354	21,405,917
	Jack Henry & Associates, Inc.	57,952	9,436,324
	Juniper Networks, Inc.	345,665	8,776,434
*	Key Tronic Corp.	11,279	78,502
*	Keysight Technologies, Inc.	198,454	28,646,835
*	Kimball Electronics, Inc.	24,551	564,918
	KLA Corp.	150,299	47,396,790
*	Knowles Corp.	179,055	3,742,249
	Kulicke & Soffa Industries, Inc.	134,547	7,648,997
*	KVH Industries, Inc.	31,726	424,811
	Lam Research Corp.	126,288	78,355,390
*	Lantronix, Inc.	13,349	72,886
*	Lattice Semiconductor Corp.	179,197	9,015,401
*	LGL Group, Inc. (The)	1,687	18,979
#*	Limelight Networks, Inc.	175,677	549,869
	Littelfuse, Inc.	40,097	10,635,328
*	LiveRamp Holdings, Inc.	108,125	5,295,962

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Lumentum Holdings, Inc.	83,057	$7,063,998
*	Luna Innovations, Inc.	49,988	566,864
#*	MACOM Technology Solutions Holdings, Inc.	136,206	7,710,622
*	Magnachip Semiconductor Corp.	35,188	880,052
*	Manhattan Associates, Inc.	74,044	10,161,799
	Marvell Technology, Inc.	620,366	28,046,747
	Mastercard, Inc., Class A	615,761	235,257,648
	Maxim Integrated Products, Inc.	211,010	19,834,940
	MAXIMUS, Inc.	117,123	10,733,152
*	MaxLinear, Inc.	110,742	3,985,605
	Methode Electronics, Inc.	70,164	3,152,468
	Microchip Technology, Inc.	241,476	36,291,428
*	Micron Technology, Inc.	942,499	81,120,889
	Microsoft Corp.	4,234,552	1,067,869,323
#*	MicroStrategy, Inc., Class A	12,606	8,284,159
*	Mimecast, Ltd.	39,527	1,716,262
#*	Mitek Systems, Inc.	53,036	859,714
	MKS Instruments, Inc.	94,770	16,974,255
*	MoneyGram International, Inc.	179,800	1,240,620
#*	MongoDB, Inc.	19,934	5,929,568
	Monolithic Power Systems, Inc.	40,603	14,673,112
	Motorola Solutions, Inc.	103,220	19,436,326
*	Napco Security Technologies, Inc.	28,210	939,675
	National Instruments Corp.	168,151	6,963,133
*	NCR Corp.	240,074	10,983,385
*	NeoPhotonics Corp.	96,042	898,953
	NetApp, Inc.	212,469	15,869,310
*	NETGEAR, Inc.	61,594	2,291,913
*	Netscout Systems, Inc.	148,760	3,896,768
*	NetSol Technologies, Inc.	15,653	68,091
	Network-1 Technologies, Inc.	28,392	92,558
*	New Relic, Inc.	37,022	2,380,515
	NortonLifeLock, Inc.	471,036	10,179,088
*	Novanta, Inc.	45,796	6,031,791
*	Nuance Communications, Inc.	290,153	15,427,435
	NVE Corp.	5,648	432,241
	NVIDIA Corp.	284,649	170,897,567
#*	Okta, Inc.	36,811	9,927,927
*	ON Semiconductor Corp.	693,665	27,052,935
#*	One Stop Systems, Inc.	700	3,724
*	OneSpan, Inc.	56,751	1,521,494
*	Onto Innovation, Inc.	87,794	6,015,645
*	Optical Cable Corp.	3,696	12,086
	Oracle Corp.	1,471,719	111,541,583
*	OSI Systems, Inc.	39,873	3,850,536
*	Palantir Technologies, Inc., Class A	61,655	1,420,531
*	Palo Alto Networks, Inc.	29,839	10,544,804
#*	PAR Technology Corp.	24,070	1,977,110
	Paychex, Inc.	284,346	27,720,892
*	Paycom Software, Inc.	50,490	19,408,861
*	Paylocity Holding Corp.	52,069	10,061,814
*	PayPal Holdings, Inc.	444,579	116,608,626
	PC Connection, Inc.	56,955	2,582,909
	PC-Tel, Inc.	205,594	1,373,368
*	PDF Solutions, Inc.	64,721	1,147,503
	Pegasystems, Inc.	68,322	8,672,795
*	Perficient, Inc.	57,321	3,760,831
	Perspecta, Inc.	190,290	5,569,788
*	PFSweb, Inc.	35,131	256,456

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Photronics, Inc.	369,475	$4,692,332
*	Pixelworks, Inc.	42,541	125,496
*	Plexus Corp.	46,821	4,328,133
	Power Integrations, Inc.	99,334	8,225,849
	Progress Software Corp.	90,436	3,948,436
*	Proofpoint, Inc.	36,236	6,236,578
*	PTC, Inc.	68,946	9,027,789
*	Pure Storage, Inc., Class A	224,117	4,531,646
	QAD, Inc., Class A	14,038	992,346
	QAD, Inc., Class B	1,959	90,937
*	Qorvo, Inc.	110,976	20,882,354
	QUALCOMM, Inc.	829,776	115,172,909
*	Qualys, Inc.	50,301	5,098,509
#*	QuickLogic Corp.	2,500	16,450
*	Qumu Corp.	4,504	24,772
*	Rambus, Inc.	211,363	4,011,670
*	RealNetworks, Inc.	447,050	1,162,330
	RF Industries, Ltd.	9,040	58,308
*	Ribbon Communications, Inc.	234,020	1,579,635
	Richardson Electronics, Ltd.	16,123	122,696
#*	RingCentral, Inc., Class A	21,106	6,731,759
*	Rogers Corp.	29,975	5,870,304
#	Sabre Corp.	461,331	6,910,738
*	Sailpoint Technologies Holdings, Inc.	73,881	3,607,609
*	salesforce.com, Inc.	267,063	61,509,950
*	Sanmina Corp.	143,556	5,862,827
	Sapiens International Corp. NV	13,138	425,146
*	ScanSource, Inc.	54,764	1,655,516
	Seagate Technology P.L.C.	322,456	29,936,815
*	Semtech Corp.	69,575	4,713,010
*	ServiceNow, Inc.	38,267	19,377,261
*	ServiceSource International, Inc.	54,518	80,687
*	Sigmatron International, Inc.	3,900	19,929
*	Silicon Laboratories, Inc.	48,623	6,853,412
	Skyworks Solutions, Inc.	179,788	32,600,958
#*	SMART Global Holdings, Inc.	51,113	2,358,865
*	Smartsheet, Inc., Class A	10,900	646,370
*	SolarEdge Technologies, Inc.	70,209	18,502,880
*	SolarWinds Corp.	31,134	524,919
*	Splunk, Inc.	50,785	6,420,240
*	SPS Commerce, Inc.	37,852	3,877,559
#*	Square, Inc., Class A	71,767	17,569,997
	SS&C Technologies Holdings, Inc.	248,880	18,471,874
*	StarTek, Inc.	56,562	459,849
*	Stratasys, Ltd.	102,111	2,288,307
*	Super Micro Computer, Inc.	17,992	666,064
#*	Support.com, Inc.	8,300	31,540
#	Switch, Inc., Class A	35,733	663,562
*	Sykes Enterprises, Inc.	92,223	4,042,134
#*	Synaptics, Inc.	55,016	7,695,088
*	Synchronoss Technologies, Inc.	67,228	224,542
	SYNNEX Corp.	106,389	12,894,347
*	Synopsys, Inc.	102,701	25,373,309
	TE Connectivity, Ltd.	244,038	32,815,790
*	Teradata Corp.	184,108	9,107,823
	Teradyne, Inc.	146,614	18,338,479
*	TESSCO Technologies, Inc.	14,267	103,150
	Texas Instruments, Inc.	750,861	135,537,919
*	Trade Desk, Inc. (The), Class A	19,338	14,103,397

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TransAct Technologies, Inc.	8,492	$107,933
*	Trimble, Inc.	215,318	17,656,076
*	Trio-Tech International	1,525	7,274
*	TSR, Inc.	210	1,884
	TTEC Holdings, Inc.	99,060	10,077,374
#*	TTM Technologies, Inc.	214,986	3,224,790
*	Twilio, Inc., Class A	50,324	18,509,167
*	Tyler Technologies, Inc.	31,659	13,450,643
#	Ubiquiti, Inc.	41,373	11,804,958
*	Ultra Clean Holdings, Inc.	76,723	3,918,244
*	Unisys Corp.	88,886	2,133,264
	Universal Display Corp.	44,000	9,842,360
*	Upland Software, Inc.	16,499	817,690
#*	Veeco Instruments, Inc.	115,605	2,660,071
#*	Verint Systems, Inc.	103,080	5,006,596
*	VeriSign, Inc.	85,676	18,743,338
#*	Verra Mobility Corp.	10,607	142,558
*	ViaSat, Inc.	88,635	4,590,407
*	Viavi Solutions, Inc.	378,130	6,186,207
#	Visa, Inc., Class A	999,910	233,538,980
	Vishay Intertechnology, Inc.	247,054	6,070,117
*	Vishay Precision Group, Inc.	25,485	812,462
#*	VMware, Inc., Class A	31,488	5,064,215
*	Vontier Corp.	101,685	3,186,808
	Wayside Technology Group, Inc.	4,700	115,150
	Western Digital Corp.	273,423	19,311,866
	Western Union Co. (The)	329,202	8,480,243
*	WEX, Inc.	41,975	8,613,690
*	Wireless Telecom Group, Inc.	37,817	70,340
*	Workday, Inc., Class A	34,369	8,489,143
	Xerox Holdings Corp.	383,201	9,250,472
	Xilinx, Inc.	183,453	23,474,646
	Xperi Holding Corp.	214,925	4,416,709
*	Zebra Technologies Corp., Class A	48,859	23,830,489
*	Zendesk, Inc.	36,439	5,325,560
#*	Zix Corp.	61,620	485,874
*	Zoom Video Communications, Inc., Class A	12,983	4,148,977
#*	Zscaler, Inc.	38,481	7,220,575

TOTAL INFORMATION TECHNOLOGY			7,252,515,324

MATERIALS — (4.3%)
#*	Advanced Emissions Solutions, Inc.	5,237	24,614
*	AdvanSix, Inc.	53,013	1,541,618
*	AgroFresh Solutions, Inc.	5,000	10,600
	Air Products & Chemicals, Inc.	139,855	40,345,370
	Albemarle Corp.	156,204	26,268,827
*	Alcoa Corp.	332,293	12,175,216
*	Allegheny Technologies, Inc.	214,550	4,990,433
	Amcor P.L.C.	1,108,484	13,024,687
*	American Biltrite, Inc.	17	4,042
	American Vanguard Corp.	52,596	1,040,349
*	Ampco-Pittsburgh Corp.	199,817	1,512,615
	AptarGroup, Inc.	109,364	16,493,185
*	Arconic Corp.	125,586	3,591,760
	Ashland Global Holdings, Inc.	104,374	8,998,083
	Avery Dennison Corp.	98,454	21,085,893
	Avient Corp.	150,801	7,656,167
*	Axalta Coating Systems, Ltd.	548,217	17,482,640
	Balchem Corp.	51,796	6,587,933

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Ball Corp.	262,716	$24,600,726
*	Berry Global Group, Inc.	303,278	19,294,546
	Cabot Corp.	123,272	6,765,167
	Carpenter Technology Corp.	87,213	3,302,756
	Celanese Corp.	144,289	22,602,872
*	Century Aluminum Co.	183,079	2,867,017
	CF Industries Holdings, Inc.	337,094	16,392,881
	Chase Corp.	19,162	2,269,547
	Chemours Co. (The)	298,747	9,022,159
*	Clearwater Paper Corp.	266,641	8,921,808
#	Cleveland-Cliffs, Inc.	248,541	4,438,942
*	Coeur Mining, Inc.	372,862	3,012,725
	Commercial Metals Co.	265,048	7,744,703
#	Compass Minerals International, Inc.	66,825	4,538,754
*	Contango ORE, Inc.	430	9,138
*	Core Molding Technologies, Inc.	12,521	137,856
	Corteva, Inc.	583,755	28,463,894
	Crown Holdings, Inc.	219,932	24,148,534
	Domtar Corp.	120,815	4,762,527
	Dow, Inc.	764,814	47,800,875
	DuPont de Nemours, Inc.	191,679	14,780,368
	Eagle Materials, Inc.	68,709	9,491,461
	Eastman Chemical Co.	178,866	20,639,348
	Ecolab, Inc.	142,606	31,960,857
	Element Solutions, Inc.	473,049	10,350,312
*	Ferro Corp.	166,450	2,773,057
*	Ferroglobe P.L.C.	127,443	522,516
»	Ferroglobe Representation & Warranty Insurance Trust	80,632	0
*	Flotek Industries, Inc.	872,814	1,326,677
	FMC Corp.	139,497	16,494,125
»	Fortitude Gold Corp.	38,385	193,844
	Freeport-McMoRan, Inc.	1,350,823	50,939,535
	Friedman Industries, Inc.	7,421	60,555
	FutureFuel Corp.	81,808	1,038,962
*	GCP Applied Technologies, Inc.	140,194	3,601,584
	Glatfelter Corp.	87,500	1,288,000
#	Gold Resource Corp.	134,351	361,404
	Graphic Packaging Holding Co.	694,617	12,885,145
	Greif, Inc., Class A	69,652	4,214,643
	Greif, Inc., Class B	22,007	1,316,239
	Hawkins, Inc.	47,316	1,577,989
	Haynes International, Inc.	27,644	808,311
	HB Fuller Co.	102,295	6,835,352
	Hecla Mining Co.	1,100,814	6,505,811
	Huntsman Corp.	449,482	12,886,649
*	Ingevity Corp.	54,126	4,226,158
	Innospec, Inc.	44,386	4,323,640
	International Flavors & Fragrances, Inc.	234,897	33,395,307
	International Paper Co.	445,387	25,832,446
*	Intrepid Potash, Inc.	24,670	793,387
	Kaiser Aluminum Corp.	20,375	2,454,576
*	Koppers Holdings, Inc.	40,044	1,331,063
*	Kraton Corp.	66,041	2,361,626
	Kronos Worldwide, Inc.	145,361	2,471,137
	Linde P.L.C.	225,284	64,395,179
#*	Livent Corp.	248,043	4,469,735
	Louisiana-Pacific Corp.	181,376	11,949,051
*	LSB Industries, Inc.	178,618	1,069,922
	LyondellBasell Industries NV, Class A	417,328	43,293,607

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Martin Marietta Materials, Inc.	60,666	$21,422,378
	Materion Corp.	44,374	3,142,123
#*	McEwen Mining, Inc.	79,245	95,094
	Mercer International, Inc.	163,115	2,689,766
	Minerals Technologies, Inc.	73,522	5,745,009
	Mosaic Co. (The)	429,180	15,098,552
	Myers Industries, Inc.	79,847	1,801,348
	Neenah, Inc.	38,086	2,025,033
	NewMarket Corp.	20,121	6,973,737
	Newmont Corp.	592,176	36,957,704
#	Nexa Resources SA	7,300	75,482
	Northern Technologies International Corp.	11,400	177,270
	Nucor Corp.	306,304	25,196,567
*	O-I Glass, Inc.	273,857	4,515,902
	Olin Corp.	343,766	14,792,251
	Olympic Steel, Inc.	42,024	1,220,797
	Packaging Corp. of America	167,162	24,681,469
	PPG Industries, Inc.	241,598	41,371,242
	PQ Group Holdings, Inc.	6,030	84,420
*	Ramaco Resources, Inc.	2,300	9,315
*	Rayonier Advanced Materials, Inc.	117,687	1,069,775
	Reliance Steel & Aluminum Co.	123,646	19,821,690
*	Resolute Forest Products, Inc.	163,412	2,209,330
	Royal Gold, Inc.	91,793	10,267,965
	RPM International, Inc.	143,756	13,633,819
*	Ryerson Holding Corp.	91,981	1,460,658
	Schnitzer Steel Industries, Inc., Class A	57,115	2,696,399
	Schweitzer-Mauduit International, Inc.	68,859	3,144,791
	Scotts Miracle-Gro Co. (The)	94,284	21,794,689
	Sealed Air Corp.	234,846	11,601,392
	Sensient Technologies Corp.	66,018	5,429,320
	Sherwin-Williams Co. (The)	192,444	52,704,638
	Silgan Holdings, Inc.	286,749	12,092,205
	Sonoco Products Co.	198,721	13,008,277
#	Southern Copper Corp.	86,188	5,982,309
	Steel Dynamics, Inc.	506,078	27,439,549
	Stepan Co.	37,766	4,934,506
*	Summit Materials, Inc., Class A	240,493	6,923,794
	SunCoke Energy, Inc.	153,758	1,037,867
*	Synalloy Corp.	17,970	163,707
*	TimkenSteel Corp.	149,570	1,797,831
*	Trecora Resources	49,155	373,086
	Tredegar Corp.	81,094	1,185,594
	Trinseo SA	79,655	4,931,441
	Tronox Holdings P.L.C., Class A	332,041	7,039,269
*	UFP Technologies, Inc.	11,541	577,742
	United States Lime & Minerals, Inc.	9,696	1,339,793
	United States Steel Corp.	348,671	8,022,920
*	Universal Stainless & Alloy Products, Inc.	19,376	177,097
#*	US Concrete, Inc.	44,791	2,840,197
	Valvoline, Inc.	278,554	8,746,596
*	Venator Materials P.L.C.	62,639	290,019
	Verso Corp., Class A	139,039	2,146,762
	Vulcan Materials Co.	128,444	22,893,859
	Warrior Met Coal, Inc.	117,737	1,866,131
	Westlake Chemical Corp.	139,612	13,108,171
	WestRock Co.	282,948	15,774,351
	Worthington Industries, Inc.	90,166	5,884,233
	WR Grace & Co.	86,330	5,933,461

TOTAL MATERIALS			1,369,571,729

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	20,326	$128,054
*	BBX Capital, Inc.	9,703	61,129
*	CBRE Group, Inc., Class A	366,844	31,255,109
*	CKX Lands, Inc.	743	8,976
#	CTO Realty Growth, Inc.	9,415	498,995
#*	Cushman & Wakefield P.L.C.	9,080	154,360
#*	eXp World Holdings, Inc.	9,076	311,851
*	Forestar Group, Inc.	7,963	201,782
*	FRP Holdings, Inc.	18,316	929,720
*	Howard Hughes Corp. (The)	66,665	7,195,820
#	Indus Realty Trust, Inc.	5,767	360,438
*	InterGroup Corp. (The)	200	7,200
*	Jones Lang LaSalle, Inc.	91,766	17,243,749
*	JW Mays, Inc.	900	24,300
	Kennedy-Wilson Holdings, Inc.	257,064	5,282,665
*	Marcus & Millichap, Inc.	65,326	2,307,314
#*	Maui Land & Pineapple Co., Inc.	20,394	230,044
	Newmark Group, Inc., Class A	327,979	3,525,774
*	Rafael Holdings, Inc., Class B	23,666	978,353
	RE/MAX Holdings, Inc., Class A	48,302	1,774,133
#*	Realogy Holdings Corp.	214,101	3,699,665
#*	Redfin Corp.	25,339	1,793,494
	RMR Group, Inc. (The), Class A	21,338	844,558
	St Joe Co. (The)	101,317	4,639,306
*	Stratus Properties, Inc.	14,910	524,087
*	Tejon Ranch Co.	65,816	1,041,209
#*	Trinity Place Holdings, Inc.	53,127	103,066

TOTAL REAL ESTATE			85,125,151

UTILITIES — (2.4%)
	AES Corp. (The)	595,092	16,555,459
	ALLETE, Inc.	67,880	4,776,037
	Alliant Energy Corp.	211,094	11,857,150
	Ameren Corp.	179,701	15,245,833
	American Electric Power Co., Inc.	250,817	22,249,976
	American States Water Co.	56,525	4,476,215
	American Water Works Co., Inc.	113,895	17,766,481
	Artesian Resources Corp., Class A	12,735	515,131
#	Atlantica Sustainable Infrastructure P.L.C.	153,959	5,935,119
	Atmos Energy Corp.	105,518	10,930,610
#	Avangrid, Inc.	64,111	3,263,250
	Avista Corp.	88,378	4,067,156
	Black Hills Corp.	79,892	5,510,950
	Brookfield Renewable Corp., Class A	38,245	1,586,403
	California Water Service Group	74,382	4,369,942
	CenterPoint Energy, Inc.	520,823	12,754,955
	Chesapeake Utilities Corp.	25,608	3,035,060
	Clearway Energy, Inc., Class A	54,538	1,449,620
	Clearway Energy, Inc., Class C	120,901	3,468,650
	CMS Energy Corp.	208,173	13,404,259
	Consolidated Edison, Inc.	200,215	15,498,643
	Consolidated Water Co., Ltd.	26,390	310,610
	Dominion Energy, Inc.	426,520	34,078,948
	DTE Energy Co.	122,301	17,124,586

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Duke Energy Corp.	383,805	$38,645,325
Edison International	235,986	14,029,368
Entergy Corp.	137,734	15,052,949
Essential Utilities, Inc.	227,520	10,723,018
Evergy, Inc.	172,123	11,010,708
Eversource Energy	198,030	17,074,147
Exelon Corp.	517,662	23,263,730
FirstEnergy Corp.	327,337	12,412,619
Genie Energy, Ltd., Class B	42,689	239,058
Hawaiian Electric Industries, Inc.	164,666	7,090,518
IDACORP, Inc.	76,118	7,800,573
MDU Resources Group, Inc.	343,412	11,490,565
MGE Energy, Inc.	53,882	4,030,912
Middlesex Water Co.	31,492	2,582,974
National Fuel Gas Co.	127,617	6,337,460
New Jersey Resources Corp.	158,829	6,662,877
NextEra Energy, Inc.	1,051,548	81,505,485
NiSource, Inc.	304,888	7,933,186
Northwest Natural Holding Co.	47,012	2,534,887
NorthWestern Corp.	68,394	4,652,844
NRG Energy, Inc.	447,369	16,024,758
OGE Energy Corp.	291,937	9,797,406
ONE Gas, Inc.	79,457	6,393,905
Ormat Technologies, Inc.	94,696	6,855,990
Otter Tail Corp.	63,286	2,988,998
#* PG&E Corp.	530,888	6,009,652
Pinnacle West Capital Corp.	101,793	8,616,777
PNM Resources, Inc.	122,521	6,047,637
Portland General Electric Co.	133,857	6,807,967
PPL Corp.	527,612	15,369,338
Public Service Enterprise Group, Inc.	300,038	18,950,400
* Pure Cycle Corp.	35,231	537,977
RGC Resources, Inc.	10,999	238,568
Sempra Energy	153,873	21,168,309
SJW Group	41,008	2,688,074
# South Jersey Industries, Inc.	143,684	3,556,179
Southern Co. (The)	540,332	35,753,768
Southwest Gas Holdings, Inc.	82,487	5,750,994
# Spark Energy, Inc., Class A	18,700	197,846
Spire, Inc.	78,643	5,924,964
* Sunnova Energy International, Inc.	43,200	1,525,824
UGI Corp.	236,810	10,350,965
Unitil Corp.	29,333	1,690,461
Vistra Corp.	726,486	12,255,819
WEC Energy Group, Inc.	187,363	18,206,063
Xcel Energy, Inc.	308,463	21,993,412
York Water Co. (The)	20,352	1,050,977

TOTAL UTILITIES		762,057,274

TOTAL COMMON STOCKS		31,355,746,266

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	15,532	415,481

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	19,044	1,992,002

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note	54,095	$1,716,975

TOTAL PREFERRED STOCKS.		4,124,458

TOTAL INVESTMENT SECURITIES (Cost $13,533,729,223)		31,359,870,724

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.026%	282,492,124	282,492,124

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	21,621,947	250,165,928

TOTAL INVESTMENTS — (100.0%) (Cost $14,066,368,766)		$31,892,528,776

As of April 30, 2021, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,293	06/18/21	$253,613,871	$269,874,960	$16,261,089

Total Futures Contracts			$253,613,871	$269,874,960	$16,261,089

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,744,346,056	—	—	$2,744,346,056
Consumer Discretionary	4,130,025,503	$8,442	—	4,130,033,945
Consumer Staples	1,864,359,610	—	—	1,864,359,610
Energy	896,613,719	—	—	896,613,719
Financials	4,404,768,470	7,308	—	4,404,775,778
Health Care	3,727,180,395	1,182,583	—	3,728,362,978
Industrials	4,117,984,702	—	—	4,117,984,702
Information Technology	7,252,515,324	—	—	7,252,515,324
Materials	1,369,571,729	—	—	1,369,571,729
Real Estate	85,125,151	—	—	85,125,151
Utilities	762,057,274	—	—	762,057,274
Preferred Stocks
Communication Services	415,481	—	—	415,481
Consumer Discretionary	1,992,002	—	—	1,992,002
Industrials	1,716,975	—	—	1,716,975
Temporary Cash Investments	282,492,124	—	—	282,492,124
Securities Lending Collateral	—	250,165,928	—	250,165,928
Futures Contracts**	16,261,089	—	—	16,261,089

TOTAL	$31,657,425,604	$251,364,261	—	$31,908,789,865

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (7.3%)
	A.H. Belo Corp., Class A	25,050	$50,100
	Activision Blizzard, Inc.	310,270	28,293,521
*	Alaska Communications Systems Group, Inc.	99,183	328,296
*	Alphabet, Inc., Class A	107,858	253,843,803
*	Alphabet, Inc., Class C	104,343	251,479,151
*	Altice USA, Inc., Class A	492,542	17,884,200
*	AMC Networks, Inc., Class A	102,870	5,172,304
*	Angi, Inc.	48,151	770,898
#*	Anterix, Inc.	35,176	1,664,528
	AT&T, Inc.	4,524,955	142,128,837
	ATN International, Inc.	52,172	2,378,000
#	Audacy Inc.	250,975	1,214,719
*	Ballantyne Strong, Inc.	5,733	29,582
#*	Bandwidth, Inc., Class A	3,155	417,091
*	Boingo Wireless, Inc.	135,194	1,887,308
*	Boston Omaha Corp., Class A	923	25,862
	Cable One, Inc.	12,624	22,596,960
#*	Cardlytics, Inc.	6,500	893,945
*	Cargurus, Inc.	46,876	1,156,900
*	Cars.com, Inc.	167,716	2,215,528
*	Charter Communications, Inc., Class A	145,402	97,920,977
#*	Chicken Soup For The Soul Entertainment, Inc.	3,771	114,940
*	Cincinnati Bell, Inc.	197,869	3,053,119
#	Cinemark Holdings, Inc.	297,696	6,311,155
	Cogent Communications Holdings, Inc.	76,099	5,746,235
	Comcast Corp., Class A	3,805,857	213,698,871
*	comScore, Inc.	180,641	666,565
*	Consolidated Communications Holdings, Inc.	190,075	1,368,540
*	Cumulus Media, Inc., Class A	27,317	262,516
*	Daily Journal Corp.	426	130,011
*	DHI Group, Inc.	771,110	2,251,641
#*	Discovery, Inc., Class A	246,474	9,282,211
*	Discovery, Inc., Class C	534,805	17,279,550
*	DISH Network Corp., Class A	336,650	15,078,553
	Electronic Arts, Inc.	128,832	18,304,451
#*	Emerald Holding, Inc.	113,437	636,382
	Entravision Communications Corp., Class A	179,258	690,143
	EW Scripps Co. (The), Class A	209,352	4,526,190
*	Facebook, Inc., Class A	1,046,938	340,338,605
*	Fluent, Inc.	11,731	43,639
	Fox Corp., Class A	432,135	16,170,492
	Fox Corp., Class B	323,781	11,779,153
#*	Gaia, Inc.	23,801	250,863
#*	Gannett Co., Inc.	258,245	1,172,432
	Gray Television, Inc.	211,353	4,294,693
	Gray Television, Inc., Class A	3,160	58,934
*	Hemisphere Media Group, Inc.	50,118	612,442
*	IAC/InterActiveCorp.	42,331	10,729,639
*	IDT Corp., Class B	253,897	6,096,067
*	iHeartMedia, Inc., Class A	9,585	183,457
*	IMAX Corp.	126,170	2,601,625
	Interpublic Group of Cos., Inc. (The)	773,956	24,573,103
*	Iridium Communications, Inc.	314,193	11,936,192
	John Wiley & Sons, Inc., Class A	93,469	5,322,125

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class B	7,502	$425,438
*	Liberty Broadband Corp.	1,306	210,462
*	Liberty Broadband Corp., Class A	28,108	4,431,788
*	Liberty Broadband Corp., Class C	178,793	29,093,197
*	Liberty Latin America, Ltd., Class A	7,360	102,194
*	Liberty Latin America, Ltd., Class C	225,629	3,147,525
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	685,279
*	Liberty Media Corp.-Liberty Braves, Class B	522	18,061
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	2,029,455
*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	1,932,989
*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	15,189,831
*	Liberty Media Corp.-Liberty SiriusXM, Class A	112,550	5,086,134
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,924	230,640
*	Liberty Media Corp.-Liberty SiriusXM, Class C	255,621	11,561,738
*	Liberty TripAdvisor Holdings, Inc., Class A	73,790	373,377
#*	Lions Gate Entertainment Corp., Class A	199,290	2,883,726
*	Lions Gate Entertainment Corp., Class B	279,643	3,523,502
#*	Live Nation Entertainment, Inc.	149,029	12,202,495
#	Loral Space & Communications, Inc.	26,642	1,069,143
	Lumen Technologies, Inc.	1,992,283	25,560,991
*	Madison Square Garden Entertainment Corp.	44,054	3,991,733
*	Marchex, Inc., Class B	7,366	21,361
#*	Marcus Corp. (The)	58,680	1,171,253
#*	Match Group, Inc.	174,316	27,128,799
*	Mediaco Holding, Inc., Class A	2,910	9,574
*	Meredith Corp.	102,445	3,186,040
*	MSG Networks, Inc., Class A	90,595	1,437,743
	National CineMedia, Inc.	104,188	444,883
*	Netflix, Inc.	58,555	30,066,236
	New York Times Co. (The), Class A	249,625	11,335,471
	News Corp., Class A	672,367	17,612,654
	News Corp., Class B	329,740	8,015,979
	Nexstar Media Group, Inc., Class A	120,431	17,752,734
	Omnicom Group, Inc.	380,410	31,292,527
*	ORBCOMM, Inc.	244,064	2,796,973
*	QuinStreet, Inc.	116,435	2,360,137
*	Reading International, Inc., Class A	50,900	304,382
#*	Reading International, Inc., Class B	300	6,000
*	Roku, Inc.	9,859	3,381,341
	Saga Communications, Inc., Class A	5,094	114,768
	Scholastic Corp.	72,305	2,193,011
	Shenandoah Telecommunications Co.	195,959	9,261,022
#	Sirius XM Holdings, Inc.	1,176,799	7,178,474
#*	Snap, Inc., Class A	477,654	29,528,570
	Spok Holdings, Inc.	72,102	740,488
#*	Spotify Technology SA	7,850	1,979,142
*	SRAX, Inc.	3,513	13,806
*	Take-Two Interactive Software, Inc.	108,122	18,962,436
#*	TechTarget, Inc.	66,703	5,116,120
	TEGNA, Inc.	555,794	11,149,228
	Telephone and Data Systems, Inc.	255,994	5,882,742
*	T-Mobile US, Inc.	446,124	58,946,364
	Townsquare Media, Inc., Class A	44,674	460,142
*	Travelzoo	66,753	1,052,027
*	Tribune Publishing Co.	107,412	1,873,265
*	TripAdvisor, Inc.	158,939	7,490,795
*	TrueCar, Inc.	245,931	1,131,283
*	Twitter, Inc.	313,618	17,317,986
*	United States Cellular Corp.	61,066	2,084,183

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Urban One, Inc.	139,944	$337,265
	Verizon Communications, Inc.	3,906,941	225,782,120
#	ViacomCBS, Inc., Class A	19,160	866,032
	ViacomCBS, Inc., Class B	560,715	23,000,529
*	Vonage Holdings Corp.	303,483	4,112,195
*	Walt Disney Co. (The)	494,040	91,901,321
	World Wrestling Entertainment, Inc., Class A	79,408	4,376,175
*	Yelp, Inc.	98,447	3,868,967
*	Zedge, Inc., Class B	5,460	72,618
*	Zillow Group, Inc., Class A	83,623	11,151,127
#*	Zillow Group, Inc., Class C	174,955	22,765,145
*	Zynga, Inc., Class A	1,698,577	18,378,603

TOTAL COMMUNICATION SERVICES			2,439,078,778

CONSUMER DISCRETIONARY — (12.7%)
#*	1-800-Flowers.com, Inc., Class A	98,553	3,151,232
	Aaron’s Co., Inc. (The)	90,572	2,797,769
	Abercrombie & Fitch Co., Class A	196,575	7,369,597
	Acushnet Holdings Corp.	167,733	7,096,783
*	Adient P.L.C.	238,128	11,034,852
*	Adtalem Global Education, Inc.	134,185	4,603,887
	Advance Auto Parts, Inc.	84,420	16,897,507
*	Amazon.com, Inc.	200,627	695,658,072
	AMCON Distributing Co.	1,168	170,470
#*	American Axle & Manufacturing Holdings, Inc.	293,937	2,727,735
#	American Eagle Outfitters, Inc.	470,294	16,258,064
*	American Outdoor Brands, Inc.	53,963	1,394,944
*	American Public Education, Inc.	51,807	1,578,041
*	America’s Car-Mart, Inc.	20,980	3,164,413
*	Aptiv P.L.C.	326,513	46,981,956
	Aramark	369,099	14,346,878
*	Ark Restaurants Corp.	7,366	149,530
*	Asbury Automotive Group, Inc.	73,039	14,506,276
#*	Aspen Group, Inc.	28,483	135,864
*	At Home Group, Inc.	62,140	1,962,381
*	Autoliv, Inc.	200,725	20,204,978
*	AutoNation, Inc.	257,829	26,422,316
*	AutoZone, Inc.	14,016	20,521,106
	Bally’s Corp.	683	39,587
*	Barnes & Noble Education, Inc.	127,814	1,011,009
	Bassett Furniture Industries, Inc.	18,048	619,046
*	BBQ Holdings, Inc.	12,707	167,732
*	Beazer Homes USA, Inc.	75,578	1,686,145
#	Bed Bath & Beyond, Inc.	265,333	6,718,232
	Best Buy Co., Inc.	589,142	68,499,540
#	Big 5 Sporting Goods Corp.	367,897	6,739,873
	Big Lots, Inc.	84,094	5,797,440
*	Biglari Holdings, Inc., Class A	475	306,470
*	Biglari Holdings, Inc., Class B	5,247	698,166
*	BJ’s Restaurants, Inc.	54,841	3,344,753
#*	Bloomin’ Brands, Inc.	197,620	6,244,792
*	Blue Apron Holdings, Inc., Class A	3,626	21,502
*	Bluegreen Vacations Holding Corp.	15,247	282,374
*	Booking Holdings, Inc.	10,901	26,882,738
*	Boot Barn Holdings, Inc.	94,067	6,635,486
	BorgWarner, Inc.	496,772	24,133,184
*	Bowl America, Inc., Class A	3,937	39,370
*	Boyd Gaming Corp.	77,977	5,158,179
*	Bright Horizons Family Solutions, Inc.	92,053	13,332,036

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Brinker International, Inc.	67,537	$4,533,759
	Brunswick Corp.	255,297	27,349,968
	Buckle, Inc. (The)	89,767	3,764,828
*	Build-A-Bear Workshop, Inc.	39,547	317,958
*	Burlington Stores, Inc.	9,340	3,047,922
*	Caesars Entertainment, Inc.	45,189	4,421,292
	Caleres, Inc.	96,161	2,241,513
	Callaway Golf Co.	188,115	5,445,929
#	Camping World Holdings, Inc., Class A	26,493	1,153,505
*	Capri Holdings, Ltd.	381,333	21,003,822
*	CarMax, Inc.	283,936	37,831,633
*	Carnival Corp.	471,076	13,171,285
*	CarParts.com, Inc.	11,345	196,042
	Carriage Services, Inc.	57,717	2,145,918
*	Carrols Restaurant Group, Inc.	131,404	773,970
	Carter’s, Inc.	123,996	13,489,525
#*	Carvana Co.	8,388	2,392,761
	Cato Corp. (The), Class A	56,294	754,340
*	Cavco Industries, Inc.	18,713	3,919,064
*	Century Communities, Inc.	84,771	6,267,968
	Cheesecake Factory, Inc. (The)	77,533	4,852,790
#*	Chegg, Inc.	39,654	3,581,946
	Chico’s FAS, Inc.	286,092	858,276
*	Children’s Place, Inc. (The)	19,340	1,515,289
*	Chipotle Mexican Grill, Inc.	13,561	20,233,419
	Choice Hotels International, Inc.	69,715	7,933,567
#	Churchill Downs, Inc.	25,168	5,323,032
*	Chuy’s Holdings, Inc.	48,956	2,391,990
	Citi Trends, Inc.	43,209	4,519,661
	Clarus Corp.	77,045	1,433,807
	Columbia Sportswear Co.	152,949	16,672,970
#*	Conn’s, Inc.	73,082	1,479,180
*	Container Store Group, Inc. (The)	99,925	1,407,943
»	Contra Zagg, Inc.	75,640	6,808
	Cooper Tire & Rubber Co.	180,936	10,311,543
*	Cooper-Standard Holdings, Inc.	39,600	1,149,984
	Core-Mark Holding Co., Inc.	105,607	4,494,634
	Cracker Barrel Old Country Store, Inc.	67,327	11,275,253
*	Crocs, Inc.	199,042	19,928,085
	Crown Crafts, Inc.	22,116	170,293
	Culp, Inc.	32,546	460,526
	Dana, Inc.	387,502	9,803,801
	Darden Restaurants, Inc.	184,595	27,083,778
*	Dave & Buster’s Entertainment, Inc.	89,610	4,091,593
*	Deckers Outdoor Corp.	91,210	30,847,222
	Del Taco Restaurants, Inc.	104,262	1,188,587
*	Delta Apparel, Inc.	15,491	526,849
*	Denny’s Corp.	97,972	1,855,590
#	Designer Brands, Inc., Class A	163,829	2,899,773
#	Dick’s Sporting Goods, Inc.	205,560	16,975,145
	Dillard’s, Inc., Class A	58,162	5,752,803
	Dollar General Corp.	211,210	45,357,347
*	Dollar Tree, Inc.	305,601	35,113,555
#	Domino’s Pizza, Inc.	37,321	15,762,151
*	Dorman Products, Inc.	85,015	8,431,788
	Dover Motorsports, Inc.	18,678	41,839
	DR Horton, Inc.	472,989	46,490,089
#*	Duluth Holdings, Inc., Class B	3,601	55,707
	eBay, Inc.	892,172	49,774,276

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Educational Development Corp.	13,726	$244,048
*	El Pollo Loco Holdings, Inc.	111,174	1,883,288
	Escalade, Inc.	37,461	824,891
	Ethan Allen Interiors, Inc.	68,981	1,980,445
*	Etsy, Inc.	101,813	20,239,406
*	Everi Holdings, Inc.	13,173	232,899
	Expedia Group, Inc.	37,696	6,643,166
	Extended Stay America, Inc.	455,737	9,064,609
*	Fiesta Restaurant Group, Inc.	95,817	1,412,343
*	Five Below, Inc.	100,330	20,193,419
*	Flanigan’s Enterprises, Inc.	2,891	71,046
	Flexsteel Industries, Inc.	20,797	905,293
*	Floor & Decor Holdings, Inc., Class A	152,299	16,893,005
	Foot Locker, Inc.	296,194	17,469,522
*	Ford Motor Co.	3,552,857	40,999,970
*	Fossil Group, Inc.	130,115	1,678,483
*	Fox Factory Holding Corp.	114,172	17,494,576
*»	FRD Acquisition Co. Escrow Shares	4,235	0
*	frontdoor, Inc.	133,045	7,121,899
*	Full House Resorts, Inc.	23,954	233,791
#*	Funko, Inc., Class A	62,496	1,346,164
	Gap, Inc. (The)	536,785	17,767,583
	Garmin, Ltd.	161,695	22,191,022
	General Motors Co.	1,142,874	65,395,250
*	Genesco, Inc.	49,475	2,473,750
	Gentex Corp.	775,240	27,272,943
*	Gentherm, Inc.	111,350	7,928,120
	Genuine Parts Co.	188,488	23,555,345
*	G-III Apparel Group, Ltd.	126,673	4,115,606
*	Goodyear Tire & Rubber Co. (The)	591,006	10,171,213
#*	GoPro, Inc., Class A	82,716	928,901
	Graham Holdings Co., Class B.	10,480	6,661,193
*	Grand Canyon Education, Inc.	101,162	10,954,833
*	Green Brick Partners, Inc.	15,871	409,631
	Group 1 Automotive, Inc.	47,152	7,740,472
*	GrubHub, Inc.	104,596	7,116,712
#	Guess?, Inc.	197,670	5,344,997
#	H&R Block, Inc.	272,291	6,061,198
#	Hamilton Beach Brands Holding Co., Class A	31,592	616,044
#	Hanesbrands, Inc.	548,803	11,557,791
	Harley-Davidson, Inc.	335,871	16,246,080
	Hasbro, Inc.	132,449	13,172,053
#	Haverty Furniture Cos., Inc.	59,491	2,764,547
	Haverty Furniture Cos., Inc., Class A	2,523	118,329
*	Helen of Troy, Ltd.	63,336	13,377,197
*	Hibbett Sports, Inc.	71,213	5,657,873
*	Hilton Grand Vacations, Inc.	174,375	7,770,150
*	Hilton Worldwide Holdings, Inc.	170,393	21,929,579
	Home Depot, Inc. (The)	316,346	102,391,710
	Hooker Furniture Corp.	29,221	1,096,080
*	Horizon Global Corp.	52,085	419,805
#*	Houghton Mifflin Harcourt Co.	269,859	2,450,320
*	Hyatt Hotels Corp., Class A	76,915	6,332,412
	Installed Building Products, Inc.	85,113	11,460,465
#	International Game Technology P.L.C.	135,941	2,340,904
*	iRobot Corp.	57,564	6,262,963
*	J Alexander’s Holdings, Inc.	39,480	405,460
#	Jack in the Box, Inc.	34,385	4,148,550
#	Jerash Holdings US, Inc.	5,937	39,184

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Johnson Outdoors, Inc., Class A	26,407	$3,744,777
	KB Home	157,600	7,601,048
	Kohl’s Corp.	400,180	23,474,559
#	Kontoor Brands, Inc.	43,451	2,730,026
*	L Brands, Inc.	125,058	8,241,322
*	Lakeland Industries, Inc.	18,417	519,544
*	Lands’ End, Inc.	78,612	1,811,220
	Las Vegas Sands Corp.	151,828	9,300,983
*	Laureate Education, Inc., Class A	37,457	515,034
*»	Lazare Kaplan International, Inc.	3,667	516
	La-Z-Boy, Inc.	110,915	4,931,281
*	Lazydays Holdings, Inc.	11,759	291,035
	LCI Industries	80,016	11,722,344
*	Leaf Group, Ltd.	59,008	522,811
	Lear Corp.	133,921	24,620,037
	Leggett & Platt, Inc.	310,557	15,425,366
	Lennar Corp., Class A	341,640	35,393,904
	Lennar Corp., Class B	39,469	3,180,017
*	LGI Homes, Inc.	74,015	12,270,207
	Lifetime Brands, Inc.	58,113	842,639
*	Lincoln Educational Services Corp.	56,293	361,401
#*	Lindblad Expeditions Holdings, Inc.	10,754	176,258
*	Liquidity Services, Inc.	113,568	2,036,274
#	Lithia Motors, Inc., Class A	82,678	31,779,770
*	LKQ Corp.	492,770	23,017,287
	Lowe’s Cos., Inc.	466,802	91,609,892
*	Luby’s, Inc.	273,943	1,013,589
*	Lululemon Athletica, Inc.	67,825	22,739,688
*	Lumber Liquidators Holdings, Inc.	72,700	1,742,619
*	M/I Homes, Inc.	73,907	5,152,796
	Macy’s, Inc.	786,904	13,046,868
#*	Magnite, Inc.	238,888	9,567,464
*	Malibu Boats, Inc., Class A	71,038	5,921,728
	Marine Products Corp.	27,683	480,577
*	MarineMax, Inc.	61,282	3,480,818
*	Marriott International, Inc., Class A	266,208	39,537,212
*	Marriott Vacations Worldwide Corp.	117,108	20,801,894
*	MasterCraft Boat Holdings, Inc.	52,854	1,498,939
#*	Mattel, Inc.	482,325	10,350,694
	McDonald’s Corp.	210,147	49,611,504
	MDC Holdings, Inc.	222,939	13,077,602
»	Media General, Inc.	96,518	9,053
*	Meritage Homes Corp.	131,485	13,988,689
	MGM Resorts International	467,004	19,016,403
*	Modine Manufacturing Co.	146,685	2,388,032
*	Mohawk Industries, Inc.	127,805	26,263,927
*	Monarch Casino & Resort, Inc.	6,743	508,490
	Monro, Inc.	67,924	4,794,755
*	Motorcar Parts of America, Inc.	56,386	1,217,938
	Movado Group, Inc.	42,035	1,318,638
	Murphy USA, Inc.	109,241	15,228,195
	Nathan’s Famous, Inc.	9,092	576,706
*	National Vision Holdings, Inc.	172,545	8,697,993
#*	Nautilus, Inc.	75,979	1,273,408
*	New Home Co., Inc. (The)	50,177	307,585
	Newell Brands, Inc.	710,735	19,161,416
	NIKE, Inc., Class B	549,417	72,863,683
	Nobility Homes, Inc.	2,557	85,979
#*	Norwegian Cruise Line Holdings, Ltd.	353,541	10,977,448

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	NVR, Inc.	5,545	$27,825,364
*	ODP Corp. (The)	128,231	5,184,379
#*	Ollie’s Bargain Outlet Holdings, Inc.	118,573	10,940,731
*	O’Reilly Automotive, Inc.	67,407	37,267,982
	Oxford Industries, Inc.	49,171	4,485,870
	Papa John’s International, Inc.	49,539	4,791,412
	Patrick Industries, Inc.	73,998	6,630,221
#*	Penn National Gaming, Inc.	146,037	13,014,817
#	Penske Automotive Group, Inc.	253,779	22,253,881
*	Perdoceo Education Corp.	168,167	1,960,827
#	PetMed Express, Inc.	39,873	1,173,263
*	Planet Fitness, Inc., Class A	140,114	11,768,175
*	Playa Hotels & Resorts NV	77,700	571,872
	Polaris, Inc.	127,470	17,849,624
	Pool Corp.	62,833	26,548,199
#*	Potbelly Corp.	63,716	389,305
	PulteGroup, Inc.	504,048	29,799,318
	PVH Corp.	132,719	15,021,136
*	Quotient Technology, Inc.	226,066	3,693,918
	Qurate Retail, Inc., Class A	689,320	8,202,908
	Ralph Lauren Corp.	80,996	10,795,957
	RCI Hospitality Holdings, Inc.	15,909	1,158,334
*	Red Robin Gourmet Burgers, Inc.	29,845	1,085,164
	Red Rock Resorts, Inc., Class A	153,369	5,617,906
#*	Regis Corp.	90,463	1,170,591
	Rent-A-Center, Inc.	160,780	9,252,889
#*	RH	53,640	36,905,393
	Rocky Brands, Inc.	11,845	623,639
	Ross Stores, Inc.	212,600	27,837,844
	Royal Caribbean Cruises, Ltd.	190,799	16,589,973
#	Ruth’s Hospitality Group, Inc.	99,239	2,591,130
*	Sally Beauty Holdings, Inc.	202,961	4,073,427
*	Scientific Games Corp., Class A	123,868	7,248,755
*	SeaWorld Entertainment, Inc.	168,177	9,209,373
*	Select Interior Concepts, Inc., Class A	44,690	336,516
	Service Corp. International	493,717	26,384,236
*	Shake Shack, Inc., Class A.	44,856	4,878,090
	Shoe Carnival, Inc.	37,373	2,240,511
	Shutterstock, Inc.	70,374	6,135,205
*	Signet Jewelers, Ltd.	152,601	9,117,910
#	Six Flags Entertainment Corp.	19,859	932,976
*	Skechers U.S.A., Inc., Class A	328,638	15,935,657
*	Skyline Champion Corp.	149,453	6,640,197
*	Sleep Number Corp.	93,030	10,409,127
#	Smith & Wesson Brands, Inc.	127,572	2,219,753
#	Sonic Automotive, Inc., Class A	88,436	4,363,432
*	Sonos, Inc.	80,609	3,226,778
*	Sportsman’s Warehouse Holdings, Inc.	131,729	2,313,161
*	Stamps.com, Inc.	38,595	7,926,255
	Standard Motor Products, Inc.	70,116	3,003,068
	Starbucks Corp.	329,852	37,764,755
	Steven Madden, Ltd.	203,023	8,256,945
*	Stoneridge, Inc.	95,048	3,160,346
	Strategic Education, Inc.	65,544	4,919,733
	Strattec Security Corp.	8,355	366,785
*	Stride, Inc.	101,879	2,916,796
	Superior Group of Cos, Inc.	41,255	1,040,451
*	Superior Industries International, Inc.	174,736	877,175
*	Tandy Leather Factory, Inc.	28,054	115,863

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tapestry, Inc.	405,302	$19,393,701
	Target Corp.	551,687	114,342,648
*	Taylor Morrison Home Corp.	329,873	10,295,336
	Tempur Sealy International, Inc.	530,944	20,250,204
*	Tenneco, Inc., Class A	92,762	934,113
*	Terminix Global Holdings, Inc.	266,091	13,541,371
*	Tesla, Inc.	80,200	56,897,088
	Texas Roadhouse, Inc.	125,353	13,415,278
#	Thor Industries, Inc.	51,231	7,253,797
*	Tilly’s, Inc., Class A	59,084	712,553
	TJX Cos., Inc. (The)	475,224	33,740,904
	Toll Brothers, Inc.	307,155	19,258,618
*	TopBuild Corp.	118,884	26,437,424
	Tractor Supply Co.	200,553	37,824,296
	Travel & Leisure Co.	144,276	9,310,130
*	TravelCenters of America, Inc.	20,953	575,998
#*	Tri Pointe Homes, Inc.	343,264	8,176,548
*	Tupperware Brands Corp.	17,349	422,795
*	Turtle Beach Corp.	10,213	283,819
*	Ulta Beauty, Inc.	75,466	24,854,727
*	Under Armour, Inc., Class A	239,786	5,829,198
#*	Under Armour, Inc., Class C	273,802	5,451,398
*	Unifi, Inc.	68,050	1,839,391
*	Unique Fabricating, Inc.	17,320	74,822
*	Universal Electronics, Inc.	35,567	2,021,984
*	Universal Technical Institute, Inc.	67,732	381,331
*	Urban Outfitters, Inc.	240,516	8,634,524
	Vail Resorts, Inc.	70,798	23,020,678
#*	Veoneer, Inc.	101,973	2,335,182
*	Vera Bradley, Inc.	86,670	962,037
	VF Corp.	347,732	30,482,187
*	Vince Holding Corp.	3,562	40,179
*	Vista Outdoor, Inc.	157,695	5,142,434
*	Visteon Corp.	64,748	7,886,954
*	VOXX International Corp.	85,862	1,463,947
#*	Wayfair, Inc., Class A	42,533	12,571,479
	Wendy’s Co. (The)	650,531	14,682,485
	Weyco Group, Inc.	26,365	518,600
	Whirlpool Corp.	142,228	33,629,811
	Williams-Sonoma, Inc.	242,049	41,329,867
	Wingstop, Inc.	64,824	10,268,770
	Winmark Corp.	7,748	1,492,032
	Winnebago Industries, Inc.	85,156	6,808,222
	Wolverine World Wide, Inc.	195,391	8,151,713
#*	WW International, Inc.	98,895	2,743,347
	Wyndham Hotels & Resorts, Inc.	147,022	10,748,778
*	Wynn Resorts, Ltd.	56,168	7,211,971
*	YETI Holdings, Inc.	80,787	6,900,826
	Yum! Brands, Inc.	109,405	13,076,086
*	Zovio, Inc.	111,556	413,873
*	Zumiez, Inc.	64,830	2,785,745

TOTAL CONSUMER DISCRETIONARY.			4,246,005,103

CONSUMER STAPLES — (5.5%)
	Alico, Inc.	21,428	642,197
	Altria Group, Inc.	1,453,367	69,398,274
	Andersons, Inc. (The)	80,817	2,321,064
#*	Arcadia Biosciences, Inc.	6,872	18,280
	Archer-Daniels-Midland Co.	552,634	34,887,784

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	B&G Foods, Inc.	155,718	$4,543,851
#*	BJ’s Wholesale Club Holdings, Inc.	194,754	8,699,661
*	Boston Beer Co., Inc. (The), Class A	20,658	25,130,250
*	Bridgford Foods Corp.	11,491	163,632
	Brown-Forman Corp., Class A	59,147	4,220,138
	Brown-Forman Corp., Class B	310,975	23,721,173
	Bunge, Ltd.	265,143	22,383,372
	Calavo Growers, Inc.	48,173	3,763,757
	Cal-Maine Foods, Inc.	119,466	4,463,250
#	Campbell Soup Co.	353,981	16,902,593
	Casey’s General Stores, Inc.	110,874	24,635,094
*	Central Garden & Pet Co.	40,949	2,216,979
*	Central Garden & Pet Co., Class A	136,320	6,716,486
#*	Chefs’ Warehouse, Inc. (The)	79,060	2,548,104
	Church & Dwight Co., Inc.	236,607	20,286,684
	Clorox Co. (The)	132,095	24,107,338
	Coca-Cola Co. (The)	2,307,647	124,566,785
	Coca-Cola Consolidated, Inc.	26,301	7,712,768
*	Coffee Holding Co., Inc.	5,400	24,894
	Colgate-Palmolive Co.	256,442	20,694,869
	Conagra Brands, Inc.	504,569	18,714,464
	Constellation Brands, Inc., Class A	99,120	23,820,518
	Costco Wholesale Corp.	220,870	82,183,518
*	Coty, Inc., Class A	1,126,665	11,277,917
*	Cyanotech Corp.	2,301	7,225
*	Darling Ingredients, Inc.	422,245	29,324,915
	Edgewell Personal Care Co.	129,184	4,934,829
*	elf Beauty, Inc.	113,469	3,432,437
#	Energizer Holdings, Inc.	114,948	5,666,936
	Estee Lauder Cos., Inc. (The), Class A	167,757	52,642,147
*	Farmer Bros Co.	55,168	562,714
	Flowers Foods, Inc.	642,437	15,392,791
	Fresh Del Monte Produce, Inc.	130,766	3,687,601
*	Freshpet, Inc.	13,403	2,477,143
	General Mills, Inc.	588,402	35,810,146
#*	Hain Celestial Group, Inc. (The)	210,561	8,635,107
*	Herbalife Nutrition, Ltd.	242,288	11,089,522
	Hershey Co. (The)	150,407	24,711,870
#	Hormel Foods Corp.	474,828	21,937,054
*	Hostess Brands, Inc.	313,386	4,791,672
#	Ingles Markets, Inc., Class A	34,084	2,089,008
	Ingredion, Inc.	170,040	15,883,436
	Inter Parfums, Inc.	74,171	5,458,986
	J&J Snack Foods Corp.	42,172	6,941,933
#	JM Smucker Co. (The)	132,131	17,307,840
	John B. Sanfilippo & Son, Inc.	34,146	3,001,433
#	Kellogg Co.	404,136	25,226,169
#	Keurig Dr Pepper, Inc.	203,351	7,290,133
	Kimberly-Clark Corp.	118,509	15,799,620
	Kraft Heinz Co. (The)	405,884	16,758,950
	Kroger Co. (The)	1,411,169	51,564,115
	Lamb Weston Holdings, Inc.	126,431	10,177,696
	Lancaster Colony Corp.	61,956	11,443,893
*	Landec Corp.	88,825	1,005,499
*	Lifevantage Corp.	21,105	171,584
*	Lifeway Foods, Inc.	20,990	104,530
#	Limoneira Co.	41,918	757,039
	Mannatech, Inc.	4,594	89,399
	McCormick & Co. Inc.	273,590	24,721,592

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	McCormick & Co., Inc.	6,660	$604,795
	Medifast, Inc.	40,257	9,141,962
#	MGP Ingredients, Inc.	67,874	4,079,227
	Molson Coors Beverage Co., Class B	236,351	12,987,487
	Molson Coors Brewing Co., Class A	1,020	61,562
	Mondelez International, Inc., Class A	545,190	33,153,004
*	Monster Beverage Corp.	259,795	25,213,105
#	National Beverage Corp.	156,420	7,600,448
#	Natura & Co. Holding SA, ADR	99,226	1,767,215
*	Natural Alternatives International, Inc.	16,951	254,265
	Natural Grocers by Vitamin Cottage, Inc.	64,176	1,008,847
	Natural Health Trends Corp.	16,960	123,469
	Nature’s Sunshine Products, Inc.	48,329	1,005,727
	Nu Skin Enterprises, Inc., Class A	136,476	7,214,121
#	Ocean Bio-Chem, Inc.	12,000	160,320
	Oil-Dri Corp. of America	14,194	495,796
	PepsiCo, Inc.	1,083,200	156,154,112
*	Performance Food Group Co.	91,909	5,395,058
	Philip Morris International, Inc.	329,158	31,270,010
*	Pilgrim’s Pride Corp.	308,227	7,385,119
*	Post Holdings, Inc.	230,953	26,277,832
	PriceSmart, Inc.	68,937	5,793,466
	Procter & Gamble Co. (The)	1,294,764	172,747,413
#*	Rite Aid Corp.	62,051	1,087,134
*	Rocky Mountain Chocolate Factory, Inc.	12,203	73,828
*	S&W Seed Co.	68,983	260,756
	Sanderson Farms, Inc.	53,583	8,816,011
	Seaboard Corp.	1,240	4,436,708
*	Seneca Foods Corp., Class A	23,820	1,097,149
*	Seneca Foods Corp., Class B	1,999	92,974
*	Simply Good Foods Co. (The)	214,709	7,418,196
	SpartanNash Co.	100,237	1,941,591
	Spectrum Brands Holdings, Inc.	104,302	9,193,178
*	Sprouts Farmers Market, Inc.	287,252	7,356,524
	Sysco Corp.	441,566	37,413,887
#	Tootsie Roll Industries, Inc.	76,535	2,416,210
*	TreeHouse Foods, Inc.	134,179	6,386,920
#	Turning Point Brands, Inc.	21,179	1,033,959
	Tyson Foods, Inc., Class A	343,534	26,606,708
*	United Natural Foods, Inc.	135,125	4,980,708
	United-Guardian, Inc.	4,655	68,056
	Universal Corp.	61,988	3,485,585
*	US Foods Holding Corp.	450,653	18,684,073
*	USANA Health Sciences, Inc.	82,590	7,432,274
	Vector Group, Ltd.	261,520	3,412,836
#*	Veru, Inc.	50,478	446,226
#	Village Super Market, Inc., Class A	25,518	622,129
	Walgreens Boots Alliance, Inc.	634,403	33,686,799
	Walmart, Inc.	816,723	114,267,715
	WD-40 Co.	29,801	7,412,701
#	Weis Markets, Inc.	64,746	3,357,080
#*	Willamette Valley Vineyards, Inc.	6,260	82,006

TOTAL CONSUMER STAPLES			1,855,126,939

ENERGY — (2.8%)
	Adams Resources & Energy, Inc.	7,057	187,011
	Antero Midstream Corp.	15,850	136,944
*	Antero Resources Corp.	574,658	5,183,415
	Arch Resources, Inc.	36,473	1,619,766

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Archrock, Inc.	366,621	$3,424,240
*	Ardmore Shipping Corp.	67,262	263,667
*	Aspen Aerogels, Inc.	64,239	1,171,077
	Baker Hughes Co.	508,327	10,207,206
	Berry Corp.	123,270	753,180
*	Bonanza Creek Energy, Inc.	62,433	2,065,908
*	Bristow Group, Inc.	27,501	727,676
	Cabot Oil & Gas Corp.	567,299	9,456,874
	Cactus, Inc., Class A	81,536	2,430,588
*	Callon Petroleum Co.	90,875	3,397,816
*	ChampionX Corp.	344,941	7,247,210
*	Cheniere Energy, Inc.	181,880	14,099,338
	Chevron Corp.	861,133	88,756,978
	Cimarex Energy Co.	245,896	16,278,315
*	Clean Energy Fuels Corp.	519,680	5,716,480
*	CNX Resources Corp.	526,046	7,059,537
	ConocoPhillips	1,164,708	59,563,167
*	CONSOL Energy, Inc.	66,033	579,770
*	Continental Resources, Inc.	265,155	7,222,822
	Core Laboratories NV	78,289	2,206,184
#	CVR Energy, Inc.	217,104	4,622,144
#*	Dawson Geophysical Co.	163,456	375,949
	Delek US Holdings, Inc.	177,266	4,206,522
*	Denbury, Inc.	13,051	710,105
	Devon Energy Corp.	782,081	18,285,054
	DHT Holdings, Inc.	411,518	2,427,956
	Diamondback Energy, Inc.	111,510	9,113,712
	DMC Global, Inc.	40,048	2,162,592
*	Dorian LPG, Ltd.	90,644	1,204,659
*	Dril-Quip, Inc.	85,013	2,605,648
*	Earthstone Energy, Inc., Class A	76,272	535,429
	EnLink Midstream LLC	378,207	1,751,098
	EOG Resources, Inc.	550,688	40,552,664
*	Epsilon Energy, Ltd.	67,458	267,808
*	EQT Corp.	300,462	5,738,824
	Equitrans Midstream Corp.	346,963	2,831,218
	Evolution Petroleum Corp.	83,591	276,686
*	Exterran Corp.	84,070	275,750
	Exxon Mobil Corp.	1,876,779	107,426,830
#*	Forum Energy Technologies, Inc.	14,234	258,774
#*	Frank’s International NV	575,145	1,869,221
	GasLog, Ltd.	216,378	1,257,156
*	Geospace Technologies Corp.	34,657	260,621
*	Goodrich Petroleum Corp.	30,840	309,942
#*	Green Plains, Inc.	105,167	3,133,977
*	Gulf Island Fabrication, Inc.	77,444	322,167
	Halliburton Co.	1,524,273	29,814,780
*	Helix Energy Solutions Group, Inc.	358,173	1,536,562
	Helmerich & Payne, Inc.	190,198	4,874,775
	Hess Corp.	300,060	22,357,471
	HollyFrontier Corp.	379,160	13,270,600
*	Independence Contract Drilling, Inc.	738	2,664
	International Seaways, Inc.	67,341	1,190,589
	Kinder Morgan, Inc.	1,099,600	18,748,180
#*	KLX Energy Services Holdings, Inc.	10,488	80,862
#*	Laredo Petroleum, Inc.	13,619	552,114
#	Liberty Oilfield Services, Inc., Class A	105,762	1,237,415
#*	Mammoth Energy Services, Inc.	31,577	120,624
	Marathon Oil Corp.	1,400,160	15,765,802

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Petroleum Corp.	662,668	$36,877,474
	Matador Resources Co.	296,353	7,797,047
*	Mind Technology, Inc.	50,830	117,926
	Murphy Oil Corp.	389,587	6,595,708
	Nabors Industries, Ltd.	26,259	2,123,040
	NACCO Industries, Inc., Class A	11,718	271,037
*	Natural Gas Services Group, Inc.	35,498	319,482
#	Navios Maritime Acquisition Corp.	14,951	47,694
*	Newpark Resources, Inc.	159,170	452,043
*	NexTier Oilfield Solutions, Inc.	503,559	1,807,777
	Nordic American Tankers, Ltd.	89,619	296,639
	NOV, Inc.	569,590	8,515,371
	Occidental Petroleum Corp.	1,347,874	34,182,085
*	Oceaneering International, Inc.	251,830	2,707,173
*	Oil States International, Inc.	146,957	824,429
	ONEOK, Inc.	497,674	26,048,257
*	Overseas Shipholding Group, Inc., Class A	132,112	291,968
*	Par Pacific Holdings, Inc.	141,577	2,150,555
#	Patterson-UTI Energy, Inc.	266,416	1,800,972
*	PBF Energy, Inc., Class A	304,333	4,315,442
*	PDC Energy, Inc.	252,625	9,223,339
#*	Peabody Energy Corp.	193,825	717,153
*	Penn Virginia Corp.	38,492	524,646
	Phillips 66	262,444	21,234,344
	PHX Minerals, Inc.	2,371	6,852
	Pioneer Natural Resources Co.	273,693	42,102,194
#*	PrimeEnergy Resources Corp.	3,139	132,686
*	ProPetro Holding Corp.	255,918	2,464,490
*	Range Resources Corp.	649,520	6,378,286
#*	Ranger Energy Services, Inc.	17,872	102,407
#*	Renewable Energy Group, Inc.	108,709	6,035,524
*	REX American Resources Corp.	14,981	1,209,416
*	RigNet, Inc.	14,364	137,894
#*	RPC, Inc.	342,480	1,664,453
*	SandRidge Energy, Inc.	46,447	188,575
	Schlumberger, N.V.	1,191,651	32,234,160
	Scorpio Tankers, Inc.	139,397	2,528,662
*	SEACOR Marine Holdings, Inc.	59,866	275,982
*	Select Energy Services, Inc., Class A	220,370	1,064,387
	SFL Corp., Ltd.	306,685	2,379,876
*	SilverBow Resources, Inc.	20,279	196,909
#*	Smart Sand, Inc.	51,796	125,346
	Solaris Oilfield Infrastructure, Inc., Class A	88,037	963,125
#*	Southwestern Energy Co.	1,760,890	7,519,000
*	Talos Energy, Inc.	138,909	1,554,392
	Targa Resources Corp.	332,759	11,543,410
*	Technip Energies NV, ADR	64,371	914,712
	TechnipFMC P.L.C.	473,724	3,505,558
#*	Teekay Corp.	163,206	525,523
#*	Teekay Tankers, Ltd., Class A	80,956	1,085,620
*	TETRA Technologies, Inc.	61,518	154,410
*	Tidewater, Inc.	93,284	1,143,662
	US Silica Holdings, Inc.	187,416	1,995,980
	Valero Energy Corp.	367,416	27,174,087
*	W&T Offshore, Inc.	184,633	607,443
	Williams Cos., Inc. (The)	1,079,576	26,298,471
	World Fuel Services Corp.	170,646	5,278,081

TOTAL ENERGY			930,823,287

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (14.7%)
	1st Constitution Bancorp	25,910	$496,954
	1st Source Corp.	82,655	3,933,551
	ACNB Corp.	20,654	567,985
	Affiliated Managers Group, Inc.	76,375	12,309,359
*	Affinity Bancshares, Inc.	9,327	115,748
	Aflac, Inc.	427,496	22,969,360
*	Alleghany Corp.	20,575	13,969,808
	Allegiance Bancshares, Inc.	48,406	1,916,878
	Allstate Corp. (The)	343,136	43,509,645
	Ally Financial, Inc.	702,004	36,118,106
	Altabancorp	37,237	1,554,645
	A-Mark Precious Metals, Inc.	17,533	653,455
*	Ambac Financial Group, Inc.	64,306	1,102,848
	American Equity Investment Life Holding Co.	227,817	7,057,771
	American Express Co.	623,197	95,567,260
	American Financial Group, Inc.	167,502	20,579,296
	American International Group, Inc.	555,522	26,915,041
	American National Bankshares, Inc.	26,536	903,020
	American National Group, Inc.	43,227	4,899,780
	American River Bankshares	15,223	300,350
	Ameriprise Financial, Inc.	216,761	56,011,042
	Ameris Bancorp	203,508	11,007,748
	AMERISAFE, Inc.	61,371	3,809,912
	AmeriServ Financial, Inc.	18,864	79,229
	Ames National Corp.	23,556	595,496
	Aon P.L.C., Class A	233,196	58,634,802
*	Arch Capital Group, Ltd.	487,404	19,354,813
	Ares Management Corp., Class A	72,067	3,784,959
	Argo Group International Holdings, Ltd.	83,152	4,338,871
	Arrow Financial Corp.	44,044	1,556,955
	Arthur J Gallagher & Co.	155,115	22,483,919
	Artisan Partners Asset Management, Inc., Class A	138,390	7,046,819
	Associated Banc-Corp.	338,868	7,417,821
	Associated Capital Group, Inc., Class A	6,655	237,783
	Assurant, Inc.	126,219	19,639,676
	Assured Guaranty, Ltd.	194,573	9,894,037
*	Athene Holding, Ltd., Class A	132,605	7,912,540
	Atlantic American Corp.	17,563	71,833
*	Atlantic Capital Bancshares, Inc.	82,275	2,200,856
	Atlantic Union Bankshares Corp.	208,582	8,065,866
*	Atlanticus Holdings Corp.	36,049	1,126,892
	Auburn National BanCorp, Inc.	5,123	181,866
	Axis Capital Holdings, Ltd.	186,997	10,434,433
*	Axos Financial, Inc.	164,349	7,420,357
	Banc of California, Inc.	139,145	2,490,695
	BancFirst Corp.	85,674	5,955,200
*	Bancorp, Inc. (The)	188,264	4,180,402
	BancorpSouth Bank	248,919	7,365,513
	Bank of America Corp.	3,352,939	135,894,618
	Bank of Commerce Holdings	40,430	521,951
#	Bank of Hawaii Corp.	108,068	9,822,301
	Bank of Marin Bancorp	33,142	1,173,890
	Bank of New York Mellon Corp. (The)	667,340	33,286,919
	Bank of NT Butterfield & Son, Ltd. (The)	153,258	6,010,779
#	Bank of Princeton (The)	15,499	462,645
	Bank of South Carolina Corp.	10,128	202,560
	Bank of the James Financial Group, Inc.	7,644	111,985
	Bank OZK	282,555	11,581,929
	BankFinancial Corp.	41,987	437,505

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BankUnited, Inc.	261,972	$12,210,515
	Bankwell Financial Group, Inc.	15,051	406,527
	Banner Corp.	83,217	4,730,054
	Bar Harbor Bankshares	36,327	1,041,132
*	Baycom Corp.	12,706	229,852
	BCB Bancorp, Inc.	42,624	586,932
*	Berkshire Bancorp, Inc.	3,850	39,462
*	Berkshire Hathaway, Inc., Class B	840,748	231,163,663
	Berkshire Hills Bancorp, Inc.	127,776	2,835,349
	BGC Partners, Inc., Class A	757,773	4,016,197
	BlackRock, Inc.	82,921	67,937,175
	Blackstone Group, Inc. (The), Class A	108,362	9,588,953
*	Blucora, Inc.	75,507	1,086,923
	BOK Financial Corp.	130,601	11,485,052
	Boston Private Financial Holdings, Inc.	260,726	3,837,887
*	Bridgewater Bancshares, Inc.	38,692	654,282
*	Brighthouse Financial, Inc.	52,344	2,449,176
	BrightSphere Investment Group, Inc.	241,488	5,435,895
	Brookline Bancorp, Inc.	251,461	4,048,522
	Brown & Brown, Inc.	382,181	20,324,386
	Bryn Mawr Bank Corp.	60,285	2,770,699
	Business First Bancshares, Inc.	2,673	63,537
	Byline Bancorp, Inc.	9,550	216,785
	C&F Financial Corp.	9,438	398,095
	Cadence BanCorp	342,101	7,611,747
	California First National Bancorp	4,858	89,387
	Cambridge Bancorp	6,983	611,362
	Camden National Corp.	49,451	2,359,802
*	Cannae Holdings, Inc.	219,986	8,733,444
#	Capital City Bank Group, Inc.	42,330	1,069,679
	Capital One Financial Corp.	244,403	36,435,599
	Capitol Federal Financial, Inc.	457,511	5,913,330
	Capstar Financial Holdings, Inc.	52,453	1,006,573
	Cathay General Bancorp	191,815	7,764,671
	Cboe Global Markets, Inc.	76,244	7,957,586
	CBTX, Inc.	34,416	1,076,188
*	CCUR Holdings, Inc.	4	31,100
	Central Pacific Financial Corp.	56,777	1,530,140
	Central Valley Community Bancorp	24,647	484,067
	Century Bancorp, Inc., Class A	13,628	1,556,999
	CF Bankshares, Inc.	6,476	128,872
	Charles Schwab Corp. (The)	1,079,738	76,013,555
	Chemung Financial Corp.	10,517	446,972
	Chubb, Ltd.	228,521	39,211,918
	Cincinnati Financial Corp.	199,192	22,444,955
	CIT Group, Inc.	176,002	9,379,147
	Citigroup, Inc.	998,090	71,103,932
	Citizens & Northern Corp.	25,465	628,985
	Citizens Community Bancorp, Inc.	24,520	318,760
	Citizens Financial Group, Inc.	477,799	22,112,538
#	Citizens Holding Co.	5,685	108,583
#*	Citizens, Inc.	80,221	468,491
	City Holding Co.	39,096	3,026,030
	Civista Bancshares, Inc.	35,622	823,937
	CME Group, Inc.	138,401	27,955,618
	CNA Financial Corp.	112,747	5,291,217
	CNB Financial Corp.	40,786	1,038,412
	CNO Financial Group, Inc.	360,876	9,213,164
*	Coastal Financial Corp.	12,903	384,122

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Codorus Valley Bancorp, Inc.	25,892	$476,413
	Cohen & Steers, Inc.	131,992	8,978,096
#	Colony Bankcorp, Inc.	20,874	325,426
	Columbia Banking System, Inc.	184,927	8,049,872
*	Columbia Financial, Inc.	80,139	1,464,140
	Comerica, Inc.	255,711	19,219,239
#	Commerce Bancshares, Inc.	251,016	19,531,555
	Community Bank System, Inc.	149,412	11,598,854
	Community Bankers Trust Corp.	55,574	465,710
#	Community Financial Corp. (The)	15,436	557,548
	Community Trust Bancorp, Inc.	45,101	2,009,701
	Community West Bancshares	17,906	221,497
	ConnectOne Bancorp, Inc.	106,591	2,893,946
*	Consumer Portfolio Services, Inc.	186,105	809,557
#	County Bancorp, Inc.	18,100	427,884
#	Cowen, Inc., Class A	63,922	2,524,280
	Crawford & Co., Class A	89,645	940,376
	Crawford & Co., Class B	71,792	683,460
#*	Credit Acceptance Corp.	55,438	21,886,368
	Cullen/Frost Bankers, Inc.	113,352	13,609,041
*	Customers Bancorp, Inc.	95,711	3,303,944
	CVB Financial Corp.	373,495	7,921,829
	Diamond Hill Investment Group, Inc.	13,525	2,312,775
	Dime Community Bancshares, Inc.	147,446	4,883,412
	Discover Financial Services	389,048	44,351,472
	Donegal Group, Inc., Class A	71,291	1,100,020
	Donegal Group, Inc., Class B	5,678	82,331
*	Donnelley Financial Solutions, Inc.	98,704	3,016,394
	Eagle Bancorp Montana, Inc.	17,152	401,185
	Eagle Bancorp, Inc.	103,391	5,522,113
	East West Bancorp, Inc.	257,210	19,586,541
#*	eHealth, Inc.	61,247	4,332,613
*	Elevate Credit, Inc.	56,257	189,024
	Elmira Savings Bank	7,695	102,805
	Emclaire Financial Corp.	2,399	63,573
	Employers Holdings, Inc.	68,332	2,766,079
#*	Encore Capital Group, Inc.	75,381	2,965,489
*	Enova International, Inc.	134,547	4,606,889
*	Enstar Group, Ltd.	32,385	8,134,464
	Enterprise Bancorp, Inc.	18,776	653,968
	Enterprise Financial Services Corp.	85,283	4,189,954
#	Equitable Holdings, Inc.	76,931	2,633,348
*	Equity Bancshares, Inc., Class A	42,137	1,232,929
#	Erie Indemnity Co., Class A	58,942	12,614,767
#*	Esquire Financial Holdings, Inc.	17,523	402,153
	ESSA Bancorp, Inc.	19,001	294,896
	Essent Group, Ltd.	178,380	9,379,220
	Evans Bancorp, Inc.	13,858	512,192
	Evercore, Inc., Class A	118,960	16,669,865
	Everest Re Group, Ltd.	57,189	15,838,494
*	EZCORP, Inc., Class A	139,628	786,106
	FactSet Research Systems, Inc.	60,961	20,496,307
	Farmers & Merchants Bancorp, Inc.	8,932	209,902
	Farmers National Banc Corp.	51,416	852,477
	FB Financial Corp.	139,020	5,833,279
	FBL Financial Group, Inc., Class A	79,082	4,483,159
	Federal Agricultural Mortgage Corp., Class A	2,460	212,495
	Federal Agricultural Mortgage Corp., Class C	28,021	2,882,240
	Federated Hermes, Inc.	265,579	7,648,675

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FedNat Holding Co.	42,906	$218,392
*	FFBW, Inc.	15,405	172,536
#*	FG Financial Group, Inc.	8,932	63,417
#	Fidelity D&D Bancorp, Inc.	5,497	309,261
	Fidelity National Financial, Inc.	378,498	17,267,079
	Fifth Third Bancorp	780,570	31,644,308
	Financial Institutions, Inc.	51,721	1,651,452
	First American Financial Corp.	316,449	20,410,960
	First BanCorp.	732,789	9,211,158
	First BanCorp.	92,109	3,905,422
	First Bancorp, Inc. (The)	31,060	878,687
	First Bancshares, Inc.	569	8,307
	First Bancshares, Inc. (The)	29,331	1,147,429
	First Bank.	36,002	456,865
	First Busey Corp.	162,006	4,046,910
	First Business Financial Services, Inc.	19,875	525,892
#	First Capital, Inc.	6,938	312,765
	First Choice Bancorp	18,727	599,639
	First Citizens BancShares, Inc., Class A	22,584	19,590,717
	First Commonwealth Financial Corp.	289,300	4,191,957
	First Community Bancshares, Inc.	49,269	1,439,640
#	First Community Corp.	20,414	375,618
	First Financial Bancorp	232,813	5,706,247
	First Financial Bankshares, Inc.	268,216	13,164,041
	First Financial Corp.	23,250	1,028,580
	First Financial Northwest, Inc.	22,460	305,681
	First Foundation, Inc.	135,512	3,225,186
#	First Guaranty Bancshares, Inc.	6,290	109,257
	First Hawaiian, Inc.	20,596	565,566
	First Horizon Corp.	1,385,540	25,341,527
	First Internet Bancorp	23,535	808,427
	First Interstate BancSystem, Inc., Class A	117,743	5,530,389
	First Merchants Corp.	159,664	7,378,073
	First Mid Bancshares, Inc.	33,744	1,469,214
	First Midwest Bancorp, Inc.	273,585	5,737,077
	First National Corp.	4,411	80,192
	First Northwest Bancorp	27,220	456,752
	First of Long Island Corp. (The)	57,058	1,214,765
	First Republic Bank	151,619	27,782,666
	First Savings Financial Group, Inc.	3,511	241,557
	First United Corp.	19,729	333,815
	First US Bancshares, Inc.	11,301	116,287
*	First Western Financial, Inc.	5,714	146,678
	FirstCash, Inc.	104,652	7,538,084
	Flagstar Bancorp, Inc.	131,022	6,097,764
	Flushing Financial Corp.	89,020	2,071,495
	FNB Corp.	771,885	9,949,598
#	Franklin Financial Services Corp.	2,735	82,460
	Franklin Resources, Inc.	449,353	13,480,590
	FS Bancorp, Inc.	12,653	864,833
	Fulton Financial Corp.	389,814	6,646,329
#*	FVCBankcorp, Inc.	7,445	130,958
	GAMCO Investors, Inc., Class A	31,662	623,108
*	Genworth Financial, Inc., Class A	715,120	3,089,318
#	German American Bancorp, Inc.	80,186	3,474,459
	Glacier Bancorp, Inc.	220,426	12,994,113
	Glen Burnie Bancorp	793	9,453
	Global Indemnity Group LLC, Class A	35,994	1,035,187
	Globe Life, Inc.	159,563	16,353,612

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Goldman Sachs Group, Inc. (The)	169,100	$58,922,895
	Great Southern Bancorp, Inc.	39,854	2,248,164
	Great Western Bancorp, Inc.	149,868	4,953,137
*	Green Dot Corp., Class A	132,386	6,057,983
#	Greene County Bancorp, Inc.	1,937	49,219
	Greenhill & Co., Inc.	39,752	603,435
#*	Greenlight Capital Re, Ltd., Class A	68,485	632,117
	Guaranty Bancshares, Inc.	23,127	899,640
	Guaranty Federal Bancshares, Inc.	9,816	236,566
*	Hallmark Financial Services, Inc.	43,645	173,271
	Hamilton Lane, Inc., Class A	46,666	4,220,940
	Hancock Whitney Corp.	229,954	10,633,073
	Hanmi Financial Corp.	106,232	2,156,510
	Hanover Insurance Group, Inc. (The)	95,739	13,241,661
	HarborOne Bancrop, Inc.	93,608	1,339,530
	Harleysville Financial Corp.	1,539	38,829
	Hartford Financial Services Group, Inc. (The)	531,063	35,028,915
	Hawthorn Bancshares, Inc.	17,157	369,562
#	HCI Group, Inc.	32,040	2,352,377
	Heartland Financial USA, Inc.	118,089	5,936,334
#	Hennessy Advisors, Inc.	20,446	197,917
	Heritage Commerce Corp.	143,853	1,736,306
	Heritage Financial Corp.	86,202	2,422,276
	Heritage Insurance Holdings, Inc.	76,990	701,379
	Hilltop Holdings, Inc.	301,208	10,602,522
	Hingham Institution For Savings (The)	5,536	1,683,719
*	HMN Financial, Inc.	11,368	230,543
	Home Bancorp, Inc.	19,761	749,732
	Home BancShares, Inc.	415,260	11,556,686
#	Home Federal Bancorp Inc of Louisiana	5,228	84,955
	HomeStreet, Inc.	57,218	2,336,783
	HomeTrust Bancshares, Inc.	14,545	398,533
	Hope Bancorp, Inc.	339,148	5,090,611
	Horace Mann Educators Corp.	99,530	3,991,153
	Horizon Bancorp, Inc.	112,389	2,061,214
	Houlihan Lokey, Inc.	94,105	6,236,338
*	Howard Bancorp, Inc.	46,613	784,963
	Huntington Bancshares, Inc.	1,581,282	24,225,240
*	HV Bancorp, Inc.	1,600	30,752
#*	ICC Holdings, Inc.	4,514	69,922
	IF Bancorp, Inc.	6,461	143,176
	Independence Holding Co.	33,517	1,474,748
	Independent Bank Corp.	78,268	6,410,149
	Independent Bank Corp.	69,952	1,648,069
	Independent Bank Group, Inc.	116,438	8,792,233
	Interactive Brokers Group, Inc., Class A	133,146	9,522,602
	Intercontinental Exchange, Inc.	315,151	37,096,424
	International Bancshares Corp.	202,040	9,574,676
	Invesco, Ltd.	599,951	16,198,677
	Investar Holding Corp.	26,358	582,775
	Investors Bancorp, Inc.	601,778	8,810,030
	Investors Title Co.	5,686	1,003,181
	James River Group Holdings, Ltd.	82,633	3,892,841
	Janus Henderson Group P.L.C.	257,303	8,848,650
	Jefferies Financial Group, Inc.	486,320	15,810,263
	JPMorgan Chase & Co.	2,014,663	309,875,316
	Kearny Financial Corp.	260,728	3,332,104
	Kemper Corp.	165,791	12,941,645
	Kentucky First Federal Bancorp	16,790	115,851

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	KeyCorp.	1,039,211	$22,613,231
	Kingstone Cos., Inc.	26,975	226,050
	Kinsale Capital Group, Inc.	24,672	4,293,175
	KKR & Co., Inc.	280,744	15,884,495
	Lake Shore Bancorp, Inc.	8,295	122,766
	Lakeland Bancorp, Inc.	125,286	2,271,435
	Lakeland Financial Corp.	73,806	4,814,365
	Landmark Bancorp, Inc.	11,868	285,425
	Lazard, Ltd., Class A	299,807	13,488,317
	LCNB Corp.	30,267	548,438
*	LendingClub Corp.	181,392	2,791,623
#*	LendingTree, Inc.	7,865	1,624,044
#	Level One Bancorp, Inc.	14,563	393,638
#*	Limestone Bancorp, Inc.	14,697	232,507
	Lincoln National Corp.	278,276	17,845,840
	Live Oak Bancshares, Inc.	114,349	7,313,762
	Loews Corp.	360,511	20,098,488
	LPL Financial Holdings, Inc.	269,131	42,172,828
	Luther Burbank Corp.	6,429	71,619
	M&T Bank Corp.	149,418	23,561,724
	Macatawa Bank Corp.	97,654	934,549
	Mackinac Financial Corp.	30,395	659,571
*	Magyar Bancorp, Inc.	8,387	110,373
*	Maiden Holdings, Ltd.	245,444	913,052
#*	MainStreet Bancshares, Inc.	3,548	75,218
*	Malvern Bancorp, Inc.	21,444	390,924
	Manning & Napier, Inc.	37,193	262,583
*	Markel Corp.	15,695	18,463,912
	MarketAxess Holdings, Inc.	44,651	21,810,227
	Marlin Business Services Corp.	33,916	764,806
	Marsh & McLennan Cos., Inc.	260,276	35,319,453
*	MBIA, Inc.	460,050	4,609,701
	Mercantile Bank Corp.	41,257	1,331,776
	Merchants Bancorp	3,508	143,091
	Mercury General Corp.	145,686	9,071,867
	Meridian Bancorp, Inc.	163,718	3,619,805
	Meridian Corp.	4,438	117,163
	Meta Financial Group, Inc.	128,221	6,316,166
	MetLife, Inc.	401,846	25,569,461
*	Metropolitan Bank Holding Corp.	10,356	650,875
	MGIC Investment Corp.	277,958	4,236,080
#	Mid Penn Bancorp, Inc.	5,767	155,651
	Middlefield Banc Corp.	17,126	383,280
	Midland States Bancorp, Inc.	50,496	1,422,977
	MidWestOne Financial Group, Inc.	27,498	867,837
#*	MMA Capital Holdings, Inc.	16,416	280,385
	Moelis & Co., Class A	84,833	4,604,735
	Moody’s Corp.	114,488	37,404,374
	Morgan Stanley	1,184,937	97,816,549
	Morningstar, Inc.	84,700	22,446,347
*	Mr Cooper Group, Inc.	52,741	1,818,510
	MSCI, Inc.	73,594	35,749,757
	MVB Financial Corp.	27,926	1,124,859
	Nasdaq, Inc.	196,407	31,727,587
	National Bank Holdings Corp., Class A	93,388	3,726,181
#	National Bankshares, Inc.	7,777	279,117
	National Security Group, Inc. (The)	2,402	28,776
	National Western Life Group, Inc., Class A	11,616	2,663,549
	Navient Corp.	515,204	8,670,883

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	NBT Bancorp, Inc.	136,557	$5,174,145
	Nelnet, Inc., Class A	93,672	6,953,273
	New York Community Bancorp, Inc.	689,481	8,246,193
»	NewStar Financial, Inc.	120,603	12,253
*	NI Holdings, Inc.	24,329	465,900
*	Nicholas Financial, Inc.	18,462	192,189
*	Nicolet Bankshares, Inc.	23,280	1,856,813
*	NMI Holdings, Inc., Class A	207,959	5,373,661
	Northeast Bank	24,328	685,320
	Northern Trust Corp.	238,095	27,095,211
	Northfield Bancorp, Inc.	139,801	2,261,980
	Northrim BanCorp, Inc.	16,807	716,819
	Northwest Bancshares, Inc.	323,458	4,541,350
#	Norwood Financial Corp.	10,571	269,455
#	Oak Valley Bancorp	15,008	266,242
	OceanFirst Financial Corp.	151,741	3,468,799
#	Oconee Federal Financial Corp.	2,225	52,243
*	Ocwen Financial Corp.	1,835	57,821
	OFG Bancorp	151,090	3,579,322
#	Ohio Valley Banc Corp.	8,757	195,982
	Old National Bancorp	443,795	8,387,725
#	Old Point Financial Corp.	7,052	155,285
	Old Republic International Corp.	646,273	15,911,241
	Old Second Bancorp, Inc.	13,666	180,528
	OneMain Holdings, Inc.	199,336	11,336,238
	Oppenheimer Holdings, Inc., Class A	16,285	833,303
	Origin Bancorp, Inc.	23,289	1,018,428
	Orrstown Financial Services, Inc.	28,772	682,184
*	Pacific Mercantile Bancorp	58,543	507,568
	Pacific Premier Bancorp, Inc.	266,404	11,729,768
	PacWest Bancorp	193,140	8,384,207
#	Park National Corp.	41,686	5,214,502
	Parke Bancorp, Inc.	27,897	589,185
	Pathfinder Bancorp, Inc.	8,118	119,822
#*	Patriot National Bancorp, Inc.	5,433	50,581
#	PCB Bancorp	22,984	363,147
	PCSB Financial Corp.	36,841	644,349
	Peapack-Gladstone Financial Corp.	60,789	1,945,248
	Penns Woods Bancorp, Inc.	18,821	451,704
	Pennymac Financial Services, Inc.	1,023	61,595
	Peoples Bancorp of North Carolina, Inc.	12,220	285,581
	Peoples Bancorp, Inc.	56,930	1,903,170
	Peoples Financial Services Corp.	8,101	345,508
	People’s United Financial, Inc.	861,950	15,627,153
	Pinnacle Financial Partners, Inc.	162,141	14,210,037
	Piper Sandler Cos	47,791	5,543,278
	PJT Partners, Inc., Class A	29,984	2,204,724
#	Plumas Bancorp	13,751	365,089
	PNC Financial Services Group, Inc. (The)	215,458	40,279,873
#*	Ponce de Leon Federal Bank	43,206	478,722
	Popular, Inc.	212,201	15,694,386
#*	PRA Group, Inc.	109,231	4,115,824
	Preferred Bank	47,770	3,130,846
	Premier Financial Bancorp, Inc.	36,475	690,836
	Premier Financial Corp.	104,351	3,296,448
	Primerica, Inc.	150,675	24,073,345
	Primis Financial Corp.	59,841	858,718
	Principal Financial Group, Inc.	320,691	20,482,534
	ProAssurance Corp.	128,826	3,220,650

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	PROG Holdings, Inc.	181,144	$9,227,475
	Progressive Corp. (The)	401,254	40,422,328
	Prosperity Bancshares, Inc.	234,224	17,182,673
	Protective Insurance Corp., Class A	4,434	101,849
	Protective Insurance Corp., Class B	31,717	729,491
#	Provident Bancorp, Inc.	43,546	712,848
	Provident Financial Holdings, Inc.	18,377	298,810
	Provident Financial Services, Inc.	196,552	4,632,731
	Prudential Bancorp, Inc.	23,308	322,816
	Prudential Financial, Inc.	321,883	32,304,178
	Pzena Investment Management, Inc., Class A	7,981	84,040
	QCR Holdings, Inc.	42,404	2,044,721
	Radian Group, Inc.	195,407	4,814,828
*	Randolph Bancorp, Inc.	14,267	289,905
	Raymond James Financial, Inc.	168,534	22,040,876
	RBB Bancorp	23,880	503,390
	Regional Management Corp.	33,931	1,314,148
	Regions Financial Corp.	1,070,822	23,343,920
	Reinsurance Group of America, Inc.	94,766	12,369,806
	RenaissanceRe Holdings, Ltd.	85,190	14,380,924
	Renasant Corp.	143,491	6,045,276
	Republic Bancorp, Inc., Class A	43,711	1,963,935
#*	Republic First Bancorp, Inc.	149,282	595,635
	Riverview Bancorp, Inc.	59,634	410,878
	RLI Corp.	99,196	11,056,386
	S&P Global, Inc.	119,120	46,503,257
	S&T Bancorp, Inc.	121,145	3,991,728
#*	Safeguard Scientifics, Inc.	52,713	324,712
	Safety Insurance Group, Inc.	43,634	3,579,297
	Salisbury Bancorp, Inc.	7,079	328,961
	Sandy Spring Bancorp, Inc.	115,455	5,237,039
	Santander Consumer USA Holdings, Inc.	629,249	21,356,711
	SB Financial Group, Inc.	17,474	312,086
*	Seacoast Banking Corp. of Florida	71,438	2,596,771
*	Security National Financial Corp., Class A	37,020	312,449
	SEI Investments Co.	277,051	17,022,013
#*	Select Bancorp, Inc.	45,819	540,206
	Selective Insurance Group, Inc.	168,882	12,858,675
	ServisFirst Bancshares, Inc.	135,957	8,597,921
	Severn Bancorp, Inc.	33,252	393,704
	Shore Bancshares, Inc.	28,072	472,732
	Sierra Bancorp	41,883	1,133,773
	Signature Bank	79,721	20,050,629
	Silvercrest Asset Management Group, Inc., Class A	27,562	383,387
	Simmons First National Corp., Class A	259,569	7,397,716
*	SiriusPoint, Ltd.	315,513	3,338,128
	SLM Corp.	1,054,096	20,723,527
	SmartFinancial, Inc.	22,886	542,169
	Sound Financial Bancorp, Inc.	5,599	212,930
	South State Corp.	178,518	15,052,638
*	Southern First Bancshares, Inc.	23,017	1,185,375
	Southern Missouri Bancorp, Inc.	15,829	663,077
	Southside Bancshares, Inc.	108,417	4,352,943
	Spirit of Texas Bancshares, Inc.	29,059	673,297
	State Auto Financial Corp.	118,300	2,233,504
	State Street Corp.	310,280	26,048,006
	Sterling Bancorp.	471,980	11,860,857
*	Sterling Bancorp, Inc.	22,217	109,974
	Stewart Information Services Corp.	81,109	4,757,043

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Stifel Financial Corp.	208,668	$14,437,739
	Stock Yards Bancorp, Inc.	60,837	3,112,421
*	StoneX Group, Inc.	46,863	2,976,738
	Summit Financial Group, Inc.	17,934	467,181
	Summit State Bank	13,468	220,606
*	SVB Financial Group	76,353	43,660,936
	Synchrony Financial	927,351	40,562,333
	Synovus Financial Corp.	394,604	18,491,143
	T Rowe Price Group, Inc.	224,354	40,204,237
	TCF Financial Corp.	354,553	16,139,253
	Territorial Bancorp, Inc.	24,002	603,650
*	Texas Capital Bancshares, Inc.	133,457	9,159,154
	TFS Financial Corp.	316,921	6,198,975
	Timberland Bancorp, Inc.	20,578	579,065
	Tiptree, Inc.	128,893	1,290,219
	Tompkins Financial Corp.	40,757	3,185,160
	Towne Bank	226,260	7,009,535
	Tradeweb Markets, Inc., Class A	6,193	503,367
	Travelers Cos., Inc. (The)	303,231	46,897,706
	TriCo Bancshares	97,972	4,534,144
*	TriState Capital Holdings, Inc.	78,072	1,863,579
*	Triumph Bancorp, Inc.	89,285	7,913,330
	Truist Financial Corp.	679,605	40,307,373
*	Trupanion, Inc.	1,537	124,651
	TrustCo Bank Corp. NY	289,295	2,116,193
	Trustmark Corp.	178,638	5,789,658
	U.S. Bancorp	909,248	53,963,869
	UMB Financial Corp.	116,592	11,312,922
	Umpqua Holdings Corp.	547,964	10,214,049
*	Unico American Corp.	5,450	25,070
	Union Bankshares, Inc.	2,439	80,487
	United Bancorp, Inc.	11,080	166,200
	United Bancshares, Inc.	6,375	187,680
	United Bankshares, Inc.	324,815	12,755,485
	United Community Banks, Inc.	240,321	7,863,303
	United Fire Group, Inc.	65,739	1,989,262
	United Insurance Holdings Corp.	103,419	578,112
	United Security Bancshares	45,844	379,588
	Unity Bancorp, Inc.	26,986	595,041
	Universal Insurance Holdings, Inc.	125,081	1,744,880
	Univest Financial Corp.	91,053	2,543,110
	Unum Group	324,774	9,178,113
#	US Global Investors, Inc., Class A	14,134	105,157
	Valley National Bancorp	865,224	11,914,134
	Value Line, Inc.	7,363	224,866
	Veritex Holdings, Inc.	91,340	3,085,465
#	Victory Capital Holdings, Inc., Class A	8,635	239,621
	Virtu Financial, Inc., Class A	207,544	6,149,529
	Virtus Investment Partners, Inc.	23,545	6,438,616
#	Voya Financial, Inc.	250,373	16,980,297
	Waddell & Reed Financial, Inc., Class A	181,141	4,524,902
	Walker & Dunlop, Inc.	110,689	12,269,876
	Washington Federal, Inc.	175,486	5,712,069
	Washington Trust Bancorp, Inc.	50,172	2,561,281
	Waterstone Financial, Inc.	88,635	1,746,109
	Webster Financial Corp.	242,976	12,855,860
	Wells Fargo & Co.	1,742,572	78,502,869
	WesBanco, Inc.	174,114	6,318,597
	West BanCorp, Inc.	54,362	1,427,546

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Westamerica BanCorp	64,359	$4,080,361
	Western Alliance Bancorp	286,541	30,106,863
	Western New England Bancorp, Inc.	81,646	661,333
	Westwood Holdings Group, Inc.	21,421	387,506
	White Mountains Insurance Group, Ltd.	7,435	8,664,972
	Willis Towers Watson P.L.C.	101,246	26,208,540
	Wintrust Financial Corp.	150,048	11,568,701
#	WisdomTree Investments, Inc.	331,125	2,246,683
#*	World Acceptance Corp.	29,908	3,910,172
	WR Berkley Corp.	219,982	17,536,965
	WSFS Financial Corp.	136,092	6,952,940
	WVS Financial Corp.	2,157	34,620
	Zions Bancorp NA	271,529	15,151,318

TOTAL FINANCIALS			4,912,117,876

HEALTH CARE — (11.7%)
	Abbott Laboratories	617,535	74,153,603
	AbbVie, Inc.	1,165,578	129,961,947
*	ABIOMED, Inc.	38,341	12,297,109
#*	Acadia Healthcare Co., Inc.	259,931	15,834,997
*	ACADIA Pharmaceuticals, Inc.	47,668	980,054
*	Acceleron Pharma, Inc.	16,850	2,105,745
#*	Accuray, Inc.	79,188	372,184
#»	Achillion Pharmaceuticals, Inc.	448,234	640,975
*	Addus HomeCare Corp.	31,656	3,349,205
#*	Adverum Biotechnologies, Inc.	188,597	735,528
*	Aeglea BioTherapeutics, Inc.	65,850	512,313
	Agilent Technologies, Inc.	244,469	32,670,837
#*	Agios Pharmaceuticals, Inc.	24,906	1,389,755
#*	Akebia Therapeutics, Inc.	229,508	732,131
#*	Albireo Pharma, Inc.	29,734	954,461
#*	Aldeyra Therapeutics, Inc.	60,566	761,315
*	Alexion Pharmaceuticals, Inc.	174,679	29,464,854
*	Align Technology, Inc.	56,868	33,866,600
*	Alkermes P.L.C.	110,295	2,427,041
*	Allscripts Healthcare Solutions, Inc.	336,013	5,228,362
#*	Alnylam Pharmaceuticals, Inc.	32,902	4,627,337
#*	Alpine Immune Sciences, Inc.	19,427	257,796
*	Amedisys, Inc.	67,149	18,120,158
*	American Shared Hospital Services	3,958	9,539
	AmerisourceBergen Corp.	188,916	22,821,053
	Amgen, Inc.	480,932	115,250,544
*	Amicus Therapeutics, Inc.	7,731	76,073
*	AMN Healthcare Services, Inc.	170,793	13,543,885
*	Amphastar Pharmaceuticals, Inc.	123,734	2,152,972
*	AnaptysBio, Inc.	60,000	1,401,000
*	AngioDynamics, Inc.	120,664	2,932,135
*	ANI Pharmaceuticals, Inc.	29,422	979,164
*	Anika Therapeutics, Inc.	38,952	1,565,091
	Anthem, Inc.	185,833	70,503,182
#*	Applied Genetic Technologies Corp.	47,982	202,964
*	Apyx Medical Corp.	71,717	726,493
#*	Aravive, Inc.	28,295	148,549
*	Ardelyx, Inc.	168,231	1,229,769
*	Arena Pharmaceuticals, Inc.	104,842	7,195,306
#*	Assembly Biosciences, Inc.	82,694	353,930
*	Atara Biotherapeutics, Inc.	136,874	1,924,448
*	AtriCure, Inc.	11,869	914,744
	Atrion Corp.	4,902	3,130,417

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Avanos Medical, Inc.	114,651	$4,954,070
*	Avantor, Inc.	3,954	126,686
#*	Avrobio, Inc.	12,944	151,186
*	AxoGen, Inc.	12,702	237,781
	Baxter International, Inc.	296,235	25,384,377
	Becton Dickinson and Co.	85,776	21,341,927
*	BioDelivery Sciences International, Inc.	17,342	60,003
*	Biogen, Inc.	145,234	38,825,405
*	BioMarin Pharmaceutical, Inc.	91,526	7,131,706
*	Bio-Rad Laboratories, Inc., Class A	26,353	16,605,816
	Bio-Techne Corp.	45,985	19,658,128
#*	Bluebird Bio, Inc.	47,776	1,433,280
*	Boston Scientific Corp.	348,414	15,190,850
#*	Bridgebio Pharma, Inc.	1,467	82,035
	Bristol-Myers Squibb Co.	1,289,665	80,500,889
*	Brookdale Senior Living, Inc.	464,771	3,039,602
	Bruker Corp.	255,048	17,475,889
*	Caladrius Biosciences, Inc.	13,745	22,404
#*	Calithera Biosciences, Inc.	136,322	295,819
*	Cantel Medical Corp.	79,179	6,960,626
#*	Cara Therapeutics, Inc.	16,136	208,961
	Cardinal Health, Inc.	546,401	32,969,836
*	Cardiovascular Systems, Inc.	29,839	1,203,108
*	CareDx, Inc.	18,015	1,424,446
#*	Cassava Sciences, Inc.	8,330	389,844
*	Castlight Health, Inc., Class B	163,791	311,203
*	Catalent, Inc.	294,539	33,126,801
*	Catalyst Biosciences, Inc.	55,853	281,499
#*	Catalyst Pharmaceuticals, Inc.	60,292	276,137
*	Celldex Therapeutics, Inc.	70,854	2,149,002
*	Centene Corp.	477,162	29,459,982
	Cerner Corp.	411,945	30,916,472
*	Change Healthcare, Inc.	312,164	7,164,164
*	Charles River Laboratories International, Inc.	144,584	48,066,951
#*	Chembio Diagnostics, Inc.	30,538	121,847
	Chemed Corp.	40,979	19,531,001
*	ChemoCentryx, Inc.	16,807	812,282
#*	Chiasma, Inc.	51,748	154,209
*	Chimerix, Inc.	184,649	1,608,293
	Cigna Corp.	277,181	69,020,841
#*	Collegium Pharmaceutical, Inc.	38,512	858,818
*	Community Health Systems, Inc.	187,097	2,086,132
	Computer Programs and Systems, Inc.	35,295	1,059,556
#*	Concert Pharmaceuticals, Inc.	73,255	304,008
#	CONMED Corp.	58,634	8,264,462
#»	Contra Aduro Biotech I	19,543	195
*»	Contra Clementia Pharm, Inc.	1,000	0
»	Contra Pfenex, Inc.	44,829	33,622
	Cooper Cos., Inc. (The)	43,578	17,905,764
*	Corcept Therapeutics, Inc.	274,763	6,261,849
*	CorVel Corp.	60,304	7,056,171
#*	Corvus Pharmaceuticals, Inc.	39,229	110,626
*	Covetrus, Inc.	94,744	2,714,416
#*	CRISPR Therapeutics AG	8,632	1,133,123
*	Cross Country Healthcare, Inc.	116,114	1,546,638
*	CryoLife, Inc.	84,802	2,474,522
*	Cumberland Pharmaceuticals, Inc.	40,261	107,497
#*	Cutera, Inc.	12,065	362,312
	CVS Health Corp.	829,846	63,400,234

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Cyclerion Therapeutics, Inc.	3,615	$7,881
#*	Cymabay Therapeutics, Inc.	126,914	549,538
*	CytomX Therapeutics, Inc.	94,244	882,124
	Danaher Corp.	251,761	63,932,188
*	DaVita, Inc.	296,876	34,594,960
*	Denali Therapeutics, Inc.	96,021	5,803,509
	Dentsply Sirona, Inc.	272,778	18,415,243
*	DexCom, Inc.	26,040	10,054,044
*	Eagle Pharmaceuticals, Inc.	15,105	616,737
*	Edwards Lifesciences Corp.	119,180	11,384,074
*	Elanco Animal Health, Inc.	337,955	10,716,553
#*»	Elanco Animal Health, Inc.	131,780	0
#*	Electromed, Inc.	13,044	127,440
	Eli Lilly and Co.	538,596	98,439,191
#*	Eloxx Pharmaceuticals, Inc.	4,086	8,907
*	Emergent BioSolutions, Inc.	78,653	4,796,260
*	Enanta Pharmaceuticals, Inc.	48,417	2,456,679
	Encompass Health Corp.	312,208	26,493,971
*	Endo International P.L.C.	423,800	2,428,374
#*	Enochian Biosciences, Inc.	36,985	125,009
	Ensign Group, Inc. (The)	169,224	14,527,880
*	Envista Holdings Corp.	179,486	7,768,154
#*	Enzo Biochem, Inc.	121,470	372,913
#*	Epizyme, Inc.	121,736	950,758
*	Evolent Health, Inc., Class A	175,947	3,811,012
#*	Exact Sciences Corp.	63,961	8,431,339
*	Exelixis, Inc.	469,222	11,552,246
#*	Eyenovia, Inc.	12,546	66,368
#*	FibroGen, Inc.	56,657	1,264,584
*	Five Star Senior Living, Inc.	204	1,063
*	FONAR Corp.	17,731	304,087
#*	Fulgent Genetics, Inc.	30,974	2,385,617
#*	G1 Therapeutics, Inc.	76,749	1,617,101
	Gilead Sciences, Inc.	912,518	57,917,517
#*	Global Blood Therapeutics, Inc.	66,950	2,730,221
*	Globus Medical, Inc., Class A	164,504	11,806,452
*	GlycoMimetics, Inc.	109,811	263,546
*	Great Elm Group, Inc.	61,827	164,460
*	Guardant Health, Inc.	23,733	3,773,072
*	Haemonetics Corp.	109,830	7,387,166
*	Hanger, Inc.	70,228	1,750,784
*	Harvard Bioscience, Inc.	104,293	722,750
	HCA Healthcare, Inc.	138,542	27,855,255
*	HealthEquity, Inc.	3,851	292,560
*	HealthStream, Inc.	75,703	1,828,984
*	Henry Schein, Inc.	175,487	12,722,808
#*	Heron Therapeutics, Inc.	36,977	646,358
#*	Heska Corp.	12,434	2,271,070
	Hill-Rom Holdings, Inc.	157,154	17,321,514
*	Hologic, Inc.	394,615	25,867,013
*	Horizon Therapeutics P.L.C.	334,658	31,665,340
	Humana, Inc.	119,931	53,398,078
*	ICU Medical, Inc.	41,541	8,651,744
*	IDEXX Laboratories, Inc.	79,980	43,908,220
*	Illumina, Inc.	24,729	9,714,540
*	ImmuCell Corp.	6,242	67,788
*	Incyte Corp.	61,966	5,290,657
*	InfuSystem Holdings, Inc.	40,643	919,345
*	Innoviva, Inc.	225,749	2,584,826

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Inogen, Inc.	47,644	$3,115,441
*	Inovalon Holdings, Inc., Class A	81,958	2,475,951
#*	Insulet Corp.	8,002	2,362,350
*	Integer Holdings Corp.	75,875	7,123,145
*	Integra LifeSciences Holdings Corp.	165,154	12,234,608
*	Intellia Therapeutics, Inc.	127,571	9,793,626
#*	Intra-Cellular Therapies, Inc.	161,587	5,563,440
*	IntriCon Corp.	22,660	524,126
*	Intuitive Surgical, Inc.	21,050	18,208,250
	Invacare Corp.	81,904	739,593
#*	Ionis Pharmaceuticals, Inc.	75,712	3,241,988
*	IQVIA Holdings, Inc.	149,454	35,075,359
*	iRadimed Corp.	2,040	56,488
*	IRIDEX Corp.	15,940	137,084
#*	Ironwood Pharmaceuticals, Inc.	121,963	1,346,472
*	IVERIC bio, Inc.	58,078	406,546
*	Jazz Pharmaceuticals P.L.C.	85,223	14,010,661
	Johnson & Johnson.	2,037,810	331,612,821
*	Jounce Therapeutics, Inc.	95,220	897,925
#*	Kala Pharmaceuticals, Inc.	45,256	349,829
*	KalVista Pharmaceuticals, Inc.	34,070	850,728
#*	Karyopharm Therapeutics, Inc.	51,646	482,374
*	Kewaunee Scientific Corp.	6,314	75,642
#*	Kindred Biosciences, Inc.	92,842	464,210
*	Kiniksa Pharmaceuticals, Ltd., Class A	23,728	390,563
*	Kura Oncology, Inc.	78,799	2,122,057
*	Laboratory Corp. of America Holdings	113,963	30,299,343
#*	Lannett Co., Inc.	101,012	441,422
*	Lantheus Holdings, Inc.	134,078	3,177,649
#	LeMaitre Vascular, Inc.	50,335	2,641,077
*	LENSAR, Inc.	35,748	247,019
*	LHC Group, Inc.	88,400	18,411,068
*	Ligand Pharmaceuticals, Inc.	33,228	4,847,633
*	LivaNova P.L.C.	109,664	9,307,184
	Luminex Corp.	125,124	4,590,800
*	Lumos Pharma, Inc.	2,606	32,262
*	MacroGenics, Inc.	109,767	3,552,060
#*	Madrigal Pharmaceuticals, Inc.	22,282	3,032,580
*	Magellan Health, Inc.	82,347	7,757,087
#*	Marinus Pharmaceuticals, Inc.	7,043	103,603
*	Masimo Corp.	49,872	11,603,718
	McKesson Corp.	169,723	31,833,246
#*»	MedCath Corp.	26,258	0
*	MEDNAX, Inc.	172,084	4,529,251
*	Medpace Holdings, Inc.	64,490	10,942,663
	Medtronic P.L.C.	450,686	59,003,811
	Merck & Co., Inc.	1,813,335	135,093,458
*	Meridian Bioscience, Inc.	108,174	2,118,047
*	Merit Medical Systems, Inc.	118,231	7,519,492
#*	Merrimack Pharmaceuticals, Inc.	38,029	268,104
*	Mersana Therapeutics, Inc.	44,631	710,972
*	Mettler-Toledo International, Inc.	25,652	33,689,285
*	Minerva Neurosciences, Inc.	180,442	429,452
*	Mirati Therapeutics, Inc.	361	60,005
#*	Misonix, Inc.	8,260	153,388
*	ModivCare, Inc.	44,020	6,166,322
#*	Molecular Templates, Inc.	66,461	622,075
*	Molina Healthcare, Inc.	172,383	43,974,903
*	Myriad Genetics, Inc.	210,588	6,363,969

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	National HealthCare Corp.	36,892	$2,593,877
	National Research Corp.	38,542	1,977,205
*	Natus Medical, Inc.	81,306	2,077,368
#*	Nektar Therapeutics	42,286	829,228
*	Neogen Corp.	68,362	6,563,436
#*	NeoGenomics, Inc.	126,762	6,210,070
#*	Neurocrine Biosciences, Inc.	42,269	3,993,998
*	NextGen Healthcare, Inc.	153,538	2,811,281
*	Novavax, Inc.	442	104,723
*	Novocure, Ltd.	24,134	4,925,749
*	NuVasive, Inc.	104,060	7,435,087
*	Omnicell, Inc.	85,901	12,457,363
*	Oncternal Therapeutics, Inc.	6,310	39,690
*	Opiant Pharmaceuticals, Inc.	5,178	62,706
#*	OPKO Health, Inc.	148,435	608,584
*	OraSure Technologies, Inc.	181,321	1,659,087
*	Orthofix Medical, Inc.	46,834	2,077,088
*	Otonomy, Inc.	84,471	198,507
	Owens & Minor, Inc.	195,119	7,041,845
*	Pacira BioSciences, Inc.	50,627	3,198,614
	Patterson Cos., Inc.	224,903	7,228,382
#*»	PDL BioPharma, Inc.	458,319	1,132,048
*	Pennant Group, Inc. (The)	86,912	3,512,983
#*	Penumbra, Inc.	9,215	2,819,698
	PerkinElmer, Inc.	140,161	18,169,070
	Perrigo Co. P.L.C.	230,777	9,607,247
#*	PetIQ, Inc.	51,857	2,209,108
	Pfizer, Inc.	3,366,832	130,128,057
	Phibro Animal Health Corp., Class A	59,201	1,451,609
*	PRA Health Sciences, Inc.	125,579	20,957,879
	Premier, Inc., Class A	232,042	8,202,685
*	Prestige Consumer Healthcare, Inc.	119,463	5,203,808
#*	Pro-Dex, Inc.	6,861	195,676
»	Progenic Pharmaceuticals, Inc.	132,661	5,665
#*	ProPhase Labs, Inc.	8,768	46,733
*	Protagonist Therapeutics, Inc.	54,306	1,571,616
*	Prothena Corp. P.L.C.	147,751	3,921,312
*	Psychemedics Corp.	7,568	50,327
#*	PTC Therapeutics, Inc.	8,705	358,733
	Quest Diagnostics, Inc.	173,654	22,901,490
*	Quidel Corp.	69,469	7,279,657
*	R1 RCM, Inc.	100,221	2,734,029
*	RadNet, Inc.	92,359	2,063,300
*	Regeneron Pharmaceuticals, Inc.	41,701	20,070,691
*	REGENXBIO, Inc.	84,994	2,948,442
*	Repligen Corp.	49,692	10,520,293
	ResMed, Inc.	101,037	18,991,925
*	Rhythm Pharmaceuticals, Inc.	43,899	946,462
#*	Rigel Pharmaceuticals, Inc.	183,095	681,113
#*	Rocket Pharmaceuticals, Inc.	61,848	2,835,112
*	Sage Therapeutics, Inc.	22,525	1,774,069
#*	Sangamo Therapeutics, Inc.	285,324	3,361,117
#*	Sarepta Therapeutics, Inc.	33,318	2,360,247
#*	scPharmaceuticals, Inc.	9,561	61,860
*	Seagen, Inc.	48,429	6,962,153
*	SeaSpine Holdings Corp.	65,310	1,359,101
*	Select Medical Holdings Corp.	496,656	18,733,864
*	Sensus Healthcare, Inc.	26,485	101,967
*	Sharps Compliance Corp.	23,834	416,857

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Sientra, Inc.	22,193	$152,244
*	SIGA Technologies, Inc.	14,990	107,478
#	Simulations Plus, Inc.	15,301	966,105
*	Spectrum Pharmaceuticals, Inc.	299,834	932,484
#*	Spero Therapeutics, Inc.	48,483	667,126
*	STAAR Surgical Co.	16,877	2,312,318
#*	Star Equity Holdings, Inc.	2,380	6,854
#*»	Steadymed, Ltd.	10,116	0
	STERIS P.L.C.	96,301	20,321,437
*	Strata Skin Sciences, Inc.	15,712	25,925
	Stryker Corp.	83,305	21,878,392
*	Supernus Pharmaceuticals, Inc.	129,288	3,936,820
#*	Surface Oncology, Inc.	18,978	138,729
*	Surgalign Holdings, Inc.	194,049	351,229
*	Surgery Partners, Inc.	94,963	4,577,217
*	Surmodics, Inc.	43,052	2,302,851
*	Syndax Pharmaceuticals, Inc.	58,949	939,647
*	Syneos Health, Inc.	213,449	18,111,148
*	Synlogic, Inc.	86,658	302,436
#*	Syros Pharmaceuticals, Inc.	44,318	267,681
*	Tactile Systems Technology, Inc.	11,227	643,307
*	Taro Pharmaceutical Industries, Ltd.	58,647	4,341,051
#*	Teladoc Health, Inc.	18,231	3,142,113
	Teleflex, Inc.	32,713	13,820,588
*	Tenet Healthcare Corp.	212,055	12,566,379
	Thermo Fisher Scientific, Inc.	165,525	77,834,821
*	Tivity Health, Inc.	86,368	2,088,378
*	Travere Therapeutics, Inc.	85,964	2,125,030
#*	Trevena, Inc.	81,225	139,707
*	Triple-S Management Corp., Class B	59,875	1,419,636
#*	Twist Bioscience Corp.	3,609	484,292
*	Ultragenyx Pharmaceutical, Inc.	32,869	3,669,495
*	United Therapeutics Corp.	124,801	25,154,890
	UnitedHealth Group, Inc.	598,743	238,778,708
	Universal Health Services, Inc., Class B	140,010	20,778,884
#	US Physical Therapy, Inc.	25,867	2,908,744
	Utah Medical Products, Inc.	9,179	800,960
*	Vanda Pharmaceuticals, Inc.	130,996	2,174,534
#*	Varex Imaging Corp.	94,062	2,233,032
*	Veeva Systems, Inc., Class A	22,665	6,401,729
*	Verastem, Inc.	13,153	40,380
#*	Vericel Corp.	35,671	2,226,584
*	Vertex Pharmaceuticals, Inc.	50,829	11,090,888
*	Viatris, Inc.	1,114,599	14,824,167
*	ViewRay, Inc.	55,142	265,233
#*	Viking Therapeutics, Inc.	15,900	101,601
*	Vocera Communications, Inc.	17,811	644,224
*	Waters Corp.	45,107	13,526,236
	West Pharmaceutical Services, Inc.	75,626	24,844,654
#*	XBiotech, Inc.	9,859	168,392
#*	Xencor, Inc.	114,762	4,884,271
	Zimmer Biomet Holdings, Inc.	131,131	23,231,168
	Zoetis, Inc.	347,296	60,092,627
#*	Zogenix, Inc.	65,323	1,233,951
*	Zynerba Pharmaceuticals, Inc.	7,863	34,676

TOTAL HEALTH CARE			3,914,208,307

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (14.5%)
	3M Co.	456,981	$90,089,234
#	AAON, Inc.	148,654	9,723,458
	AAR Corp.	110,655	4,452,757
	ABM Industries, Inc.	168,603	8,667,880
*	Acacia Research Corp.	39,294	238,908
	ACCO Brands Corp.	327,068	2,806,243
	Acme United Corp.	7,309	326,712
	Acuity Brands, Inc.	83,144	15,424,875
#	ADT, Inc.	31,215	287,178
	Advanced Drainage Systems, Inc.	120,583	13,464,298
*	AECOM	357,135	23,724,478
*	Aegion Corp.	89,592	2,696,719
#	Aerojet Rocketdyne Holdings, Inc.	209,080	9,768,218
*	AeroVironment, Inc.	50,092	5,528,654
	AGCO Corp.	211,982	30,932,413
	Air Lease Corp.	323,318	15,102,184
*	Air T, Inc.	6,373	145,177
*	Air Transport Services Group, Inc.	167,130	4,398,862
	Alamo Group, Inc.	29,571	4,650,040
*	Alaska Air Group, Inc.	287,613	19,885,563
	Albany International Corp., Class A	84,839	7,571,032
*	Allegiant Travel Co.	43,467	10,246,476
	Allegion P.L.C.	160,684	21,592,716
	Allied Motion Technologies, Inc.	38,343	1,995,753
	Allison Transmission Holdings, Inc.	294,473	12,211,795
#*	Alpha Pro Tech, Ltd.	28,782	257,887
	Altra Industrial Motion Corp.	125,156	7,385,456
	AMERCO	36,617	21,846,801
*	Ameresco, Inc., Class A	74,961	3,957,191
#*	American Airlines Group, Inc.	242,596	5,269,185
*	American Superconductor Corp.	51,248	844,055
*	American Woodmark Corp.	51,353	5,107,569
	AMETEK, Inc.	272,998	36,835,620
*	AMREP Corp.	14,457	154,690
	AO Smith Corp.	303,142	20,537,870
*	API Group Corp.	18,664	396,797
	Apogee Enterprises, Inc.	69,030	2,425,024
	Applied Industrial Technologies, Inc.	105,844	10,125,037
	ARC Document Solutions, Inc.	78,267	170,622
	ArcBest Corp.	42,847	3,117,548
	Arcosa, Inc.	128,638	7,755,585
	Argan, Inc.	58,401	2,928,810
*	Armstrong Flooring, Inc.	82,982	430,677
	Armstrong World Industries, Inc.	109,506	11,350,297
*	ASGN, Inc.	168,848	17,759,433
	Astec Industries, Inc.	65,478	4,911,505
*	Astronics Corp.	45,874	798,666
*	Astronics Corp., Class B	38,887	673,717
*	Atkore, Inc.	163,382	12,789,543
#*	Atlas Air Worldwide Holdings, Inc.	70,720	4,802,595
*	Avalon Holdings Corp., Class A	6,800	23,936
*	Avis Budget Group, Inc.	155,454	13,930,233
*	Axon Enterprise, Inc.	58,191	8,822,337
	AZZ, Inc.	64,319	3,385,752
	Barnes Group, Inc.	139,248	6,951,260
	Barrett Business Services, Inc.	19,697	1,444,381
*	Beacon Roofing Supply, Inc.	206,821	11,650,227
	BGSF, Inc.	28,102	393,709
*	Boeing Co. (The)	132,170	30,968,753
	Boise Cascade Co.	109,036	7,274,882

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Booz Allen Hamilton Holding Corp.	263,412	$21,850,025
	Brady Corp., Class A	108,218	5,905,456
	Brink’s Co. (The)	111,977	8,949,202
#*	Broadwind, Inc.	18,954	97,992
*	Builders FirstSource, Inc.	678,489	33,022,060
	BWX Technologies, Inc.	193,548	12,952,232
*	CACI International, Inc., Class A	71,154	18,134,308
	CAI International, Inc.	69,005	2,936,163
	Carlisle Cos., Inc.	103,718	19,877,555
	Carrier Global Corp.	882,752	38,470,332
*	Casella Waste Systems, Inc., Class A	110,876	7,440,888
	Caterpillar, Inc.	494,834	112,876,584
*	CBIZ, Inc.	162,583	5,461,163
*	CECO Environmental Corp.	96,273	702,793
#	CH Robinson Worldwide, Inc.	196,178	19,044,960
*	Chart Industries, Inc.	113,248	18,191,026
	Chicago Rivet & Machine Co.	653	16,913
#*	Cimpress P.L.C.	49,728	4,737,089
	Cintas Corp.	120,740	41,672,204
*	CIRCOR International, Inc.	60,609	2,083,131
*	Civeo Corp.	14,372	237,425
*	Clean Harbors, Inc.	155,555	13,838,173
*	Colfax Corp.	274,471	12,403,344
	Columbus McKinnon Corp.	67,055	3,319,893
	Comfort Systems USA, Inc.	121,543	10,010,281
*	Commercial Vehicle Group, Inc.	92,725	1,019,048
	CompX International, Inc.	9,138	175,815
*	Construction Partners, Inc., Class A	86,689	2,750,642
#*	Copa Holdings SA, Class A	79,912	6,912,388
*	Copart, Inc.	252,027	31,379,882
	CoreLogic, Inc.	263,759	21,021,592
#*	Cornerstone Building Brands, Inc.	251,207	3,531,970
	Costamare, Inc.	285,271	3,001,051
*	CoStar Group, Inc.	18,577	15,872,746
	Covanta Holding Corp.	417,571	6,280,268
*	Covenant Logistics Group, Inc.	48,556	1,044,440
*	CPI Aerostructures, Inc.	27,297	117,650
	CRA International, Inc.	23,082	1,852,561
	Crane Co.	121,368	11,415,874
	CSW Industrials, Inc.	50,720	6,867,995
	CSX Corp.	786,149	79,204,512
	Cubic Corp.	91,014	6,811,488
	Cummins, Inc.	225,012	56,712,024
	Curtiss-Wright Corp.	118,494	15,155,383
	Deere & Co.	214,381	79,503,194
*	Delta Air Lines, Inc.	254,954	11,962,442
	Deluxe Corp.	100,862	4,439,945
*	DLH Holdings Corp.	24,977	254,516
	Donaldson Co., Inc.	254,309	15,990,950
	Douglas Dynamics, Inc.	95,780	4,284,239
	Dover Corp.	209,901	31,315,130
*	Ducommun, Inc.	30,827	1,816,635
*	DXP Enterprises, Inc.	47,518	1,390,852
*	Dycom Industries, Inc.	89,317	8,378,828
#*	Eagle Bulk Shipping, Inc.	25,621	1,110,414
	Eastern Co. (The)	16,904	477,876
	Eaton Corp. P.L.C.	282,490	40,376,296
*	Echo Global Logistics, Inc.	87,422	2,858,699
	EMCOR Group, Inc.	166,057	19,893,629

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Emerson Electric Co.	432,641	$39,149,684
	Encore Wire Corp.	64,050	4,783,254
*	Energy Recovery, Inc.	3,654	77,465
	Enerpac Tool Group Corp.	156,053	4,151,010
	EnerSys	104,077	9,531,372
#	Eneti, Inc.	22,074	443,908
	Ennis, Inc.	78,907	1,635,742
	EnPro Industries, Inc.	52,874	4,528,658
	Equifax, Inc.	64,068	14,686,308
	ESCO Technologies, Inc.	65,644	7,139,441
	Espey Manufacturing & Electronics Corp.	4,614	69,902
*	EVI Industries, Inc.	100	2,674
*	Evoqua Water Technologies Corp.	116,197	3,320,910
#*	ExOne Co. (The)	14,695	341,659
	Expeditors International of Washington, Inc.	209,244	22,987,546
	Exponent, Inc.	102,782	9,900,990
	Fastenal Co.	603,006	31,525,154
	Federal Signal Corp.	168,220	6,969,355
	FedEx Corp.	225,285	65,402,488
	Flowserve Corp.	195,158	7,736,063
*	Fluor Corp.	28,046	644,497
*	Forrester Research, Inc.	39,296	1,707,411
	Fortive Corp.	253,056	17,921,426
	Fortune Brands Home & Security, Inc.	296,090	31,083,528
	Forward Air Corp.	78,637	6,942,861
*	Franklin Covey Co.	39,267	1,199,214
	Franklin Electric Co., Inc.	118,930	9,665,441
*	FTI Consulting, Inc.	94,796	13,162,425
*	Gates Industrial Corp. P.L.C.	7,704	132,894
#	GATX Corp.	100,773	9,846,530
	Genco Shipping & Trading, Ltd.	100,655	1,544,048
*	Gencor Industries, Inc.	32,968	395,286
*	Generac Holdings, Inc.	73,894	23,937,961
	General Dynamics Corp.	163,061	31,019,094
	General Electric Co.	3,087,579	40,509,036
*	Gibraltar Industries, Inc.	82,181	7,549,147
*	GMS, Inc.	102,650	4,486,831
	Gorman-Rupp Co. (The)	84,889	2,930,368
*	GP Strategies Corp.	44,591	702,308
	Graco, Inc.	282,239	21,675,955
	GrafTech International, Ltd.	276,547	3,517,678
	Graham Corp.	25,375	347,891
#	Granite Construction, Inc.	129,445	4,931,854
*	Great Lakes Dredge & Dock Corp.	230,767	3,623,042
	Greenbrier Cos., Inc. (The)	78,641	3,715,001
	Griffon Corp.	146,655	3,977,284
	H&E Equipment Services, Inc.	134,401	5,228,199
*	Harsco Corp.	213,589	3,829,651
*	Hawaiian Holdings, Inc.	127,984	3,213,678
#*	HC2 Holdings, Inc.	48,253	202,663
#	Healthcare Services Group, Inc.	114,005	3,414,450
	Heartland Express, Inc.	230,750	4,289,642
	HEICO Corp.	48,361	6,809,229
	HEICO Corp., Class A	73,039	9,223,365
	Heidrick & Struggles International, Inc.	64,387	2,723,570
	Helios Technologies, Inc.	87,933	6,355,797
*	Herc Holdings, Inc.	96,806	10,222,714
*	Heritage-Crystal Clean, Inc.	59,582	1,711,195
	Herman Miller, Inc.	141,353	5,866,149

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hexcel Corp.	224,397	$12,658,235
*	Hill International, Inc.	127,716	343,556
	Hillenbrand, Inc.	189,771	9,315,858
	HNI Corp.	119,327	5,052,305
	Honeywell International, Inc.	392,950	87,643,568
*	Houston Wire & Cable Co.	45,891	240,928
*	Howmet Aerospace, Inc.	677,164	21,642,161
*	Hub Group, Inc., Class A	85,433	5,614,657
	Hubbell, Inc.	129,899	24,941,907
*	Hudson Global, Inc.	22,248	394,902
	Huntington Ingalls Industries, Inc.	84,916	18,029,365
	Hurco Cos., Inc.	18,173	624,243
*	Huron Consulting Group, Inc.	55,620	3,129,181
*	Huttig Building Products, Inc.	3,665	14,697
	Hyster-Yale Materials Handling, Inc.	38,194	3,087,985
*	IAA, Inc.	212,048	13,318,735
	ICF International, Inc.	46,467	4,231,285
	IDEX Corp.	91,593	20,535,151
*	IES Holdings, Inc.	26,151	1,380,511
	IHS Markit, Ltd.	36,274	3,902,357
	Illinois Tool Works, Inc.	217,413	50,105,000
*	Ingersoll Rand, Inc.	440,780	21,778,940
	Innovative Solutions & Support, Inc.	32,517	200,305
	Insperity, Inc.	93,167	8,155,839
	Insteel Industries, Inc.	66,689	2,542,852
	Interface, Inc.	169,159	2,172,002
	ITT, Inc.	228,664	21,565,302
	Jacobs Engineering Group, Inc.	159,882	21,361,834
	JB Hunt Transport Services, Inc.	162,249	27,697,527
*	JELD-WEN Holding, Inc.	263,509	7,686,558
*	JetBlue Airways Corp.	774,137	15,761,429
	John Bean Technologies Corp.	76,875	11,176,087
	Johnson Controls International P.L.C.	666,078	41,523,302
	Kadant, Inc.	31,929	5,684,320
	Kaman Corp.	66,437	3,544,414
	Kansas City Southern	127,913	37,377,458
	KAR Auction Services, Inc.	365,829	5,483,777
#	KBR, Inc.	394,366	15,601,119
*	Kelly Services, Inc., Class A	90,931	2,277,822
	Kennametal, Inc.	207,651	8,339,264
	Kforce, Inc.	91,599	5,133,208
	Kimball International, Inc., Class B	135,247	1,971,901
*	Kirby Corp.	145,361	9,259,496
	Knight-Swift Transportation Holdings, Inc.	359,120	16,921,734
	Knoll, Inc.	184,469	4,408,809
	Korn Ferry	156,783	10,643,998
*	Kratos Defense & Security Solutions, Inc.	252,119	6,741,662
	L3Harris Technologies, Inc.	93,150	19,489,774
	Landstar System, Inc.	89,478	15,415,270
*	Lawson Products, Inc.	22,431	1,176,057
*	LB Foster Co., Class A	26,480	427,387
	Leidos Holdings, Inc.	220,327	22,314,719
	Lennox International, Inc.	44,118	14,794,530
*	Limbach Holdings, Inc.	39,849	439,136
	Lincoln Electric Holdings, Inc.	140,662	18,011,769
	Lindsay Corp.	26,110	4,328,516
	Lockheed Martin Corp.	161,715	61,542,260
*	LS Starrett Co. (The), Class A	125,165	764,758
	LSI Industries, Inc.	95,156	782,182

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Lydall, Inc.	50,082	$1,845,522
*	Lyft, Inc., Class A	52,720	2,934,395
	Macquarie Infrastructure Corp.	107,613	3,584,589
*	Manitex International, Inc.	52,595	381,314
*	Manitowoc Co., Inc. (The)	99,036	2,265,944
	ManpowerGroup, Inc.	126,144	15,249,548
	ManTech International Corp., Class A	79,255	6,764,414
	Marten Transport, Ltd.	242,734	4,058,512
	Masco Corp.	258,619	16,520,582
*	Masonite International Corp.	85,800	10,835,682
#*	MasTec, Inc.	249,947	26,084,469
*	Mastech Digital, Inc.	18,872	297,989
*	Matrix Service Co.	72,146	953,049
	Matson, Inc.	134,791	8,805,896
	Matthews International Corp., Class A	84,068	3,478,734
	Maxar Technologies, Inc.	5,882	228,280
	McGrath RentCorp.	83,386	6,835,984
*	Mercury Systems, Inc.	106,468	8,010,652
*	Meritor, Inc.	187,099	5,057,286
*	Mesa Air Group, Inc.	64,956	731,405
*	Middleby Corp. (The)	124,811	22,630,730
	Miller Industries, Inc.	16,917	727,769
*	Mistras Group, Inc.	73,836	821,795
	Moog, Inc., Class A	86,896	7,520,849
*	MRC Global, Inc.	211,359	1,991,002
#	MSA Safety, Inc.	73,695	11,847,208
	MSC Industrial Direct Co., Inc., Class A	131,469	11,853,245
	Mueller Industries, Inc.	171,196	7,681,565
	Mueller Water Products, Inc., Class A	385,813	5,540,275
*	MYR Group, Inc.	55,808	4,347,443
	National Presto Industries, Inc.	19,602	2,016,654
*	Navistar International Corp.	158,876	7,030,263
	Nielsen Holdings P.L.C.	480,102	12,314,616
	NL Industries, Inc.	298,710	2,120,841
#*	NN, Inc.	109,805	801,576
	Nordson Corp.	100,961	21,344,165
	Norfolk Southern Corp.	228,119	63,699,950
	Northrop Grumman Corp.	108,862	38,585,047
*	Northwest Pipe Co.	17,456	580,761
*	NOW, Inc.	291,917	2,866,625
*	NV5 Global, Inc.	32,301	2,911,289
	nVent Electric P.L.C.	200,418	6,102,728
	Old Dominion Freight Line, Inc.	219,990	56,715,622
#	Omega Flex, Inc.	9,747	1,549,773
#*	Orion Energy Systems, Inc.	20,054	120,725
*	Orion Group Holdings, Inc.	115,541	622,766
	Oshkosh Corp.	207,975	25,878,329
	Otis Worldwide Corp.	293,493	22,854,300
	Owens Corning	225,681	21,848,178
*	P&F Industries, Inc., Class A	2,869	17,788
	PACCAR, Inc.	462,258	41,547,749
*	PAM Transportation Services, Inc.	17,066	988,463
#	Pangaea Logistics Solutions, Ltd.	74,703	288,354
	Park Aerospace Corp.	61,844	834,276
	Parker-Hannifin Corp.	171,116	53,697,912
	Park-Ohio Holdings Corp.	34,701	1,259,993
*	Parsons Corp.	3,151	139,684
	Patriot Transportation Holding, Inc.	7,392	83,160
	Pentair P.L.C.	391,140	25,232,441

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Fix Environmental Services	20,738	$155,120
*	Perma-Pipe International Holdings, Inc.	16,930	109,706
*	PGT Innovations, Inc.	181,603	4,781,607
	Pitney Bowes, Inc.	290,270	2,168,317
#	Powell Industries, Inc.	30,565	1,077,111
	Preformed Line Products Co.	15,308	1,013,390
	Primoris Services Corp.	165,492	5,404,969
*	Proto Labs, Inc.	45,078	5,051,441
*	Quad/Graphics, Inc.	101,801	366,484
	Quanex Building Products Corp.	94,351	2,574,839
	Quanta Services, Inc.	342,712	33,119,688
#*	Quest Resource Holding Corp.	14,300	54,483
*	Radiant Logistics, Inc.	143,531	958,787
	Raven Industries, Inc.	80,345	3,263,614
	Raytheon Technologies Corp.	730,200	60,781,848
*	RBC Bearings, Inc.	57,016	11,370,701
#*	Red Violet, Inc.	3,910	81,328
	Regal Beloit Corp.	121,726	17,580,886
	Republic Services, Inc.	328,777	34,948,995
*	Resideo Technologies, Inc.	159,600	4,789,596
	Resources Connection, Inc.	82,921	1,170,015
	REV Group, Inc.	167,148	3,048,780
	Rexnord Corp.	346,718	17,311,630
	Robert Half International, Inc.	240,774	21,094,210
	Rockwell Automation, Inc.	126,860	33,524,024
#	Rollins, Inc.	364,285	13,580,545
	Roper Technologies, Inc.	55,876	24,945,281
	Rush Enterprises, Inc., Class A	150,127	7,410,269
	Rush Enterprises, Inc., Class B	19,405	849,745
	Ryder System, Inc.	146,730	11,714,923
*	Saia, Inc.	88,327	20,712,681
	Schneider National, Inc., Class B	36,225	877,732
	Science Applications International Corp.	126,544	11,315,564
*	Sensata Technologies Holding P.L.C.	285,619	16,491,641
*	Servotronics, Inc.	1,473	11,961
	Shyft Group, Inc. (The)	102,430	3,628,071
*	SIFCO Industries, Inc.	7,118	100,079
	Simpson Manufacturing Co., Inc.	93,249	10,509,162
#*	SiteOne Landscape Supply, Inc.	69,119	12,398,566
	SkyWest, Inc.	123,340	6,125,064
	Snap-on, Inc.	79,661	18,927,454
	Southwest Airlines Co.	541,093	33,969,819
*	SP Plus Corp.	71,868	2,467,228
#	Spirit AeroSystems Holdings, Inc., Class A	235,393	10,755,106
#*	Spirit Airlines, Inc.	200,426	7,179,259
*	SPX Corp.	120,388	7,302,736
	SPX FLOW, Inc.	119,980	7,989,468
	Standex International Corp.	33,399	3,166,893
	Stanley Black & Decker, Inc.	157,434	32,552,628
	Steelcase, Inc., Class A	218,385	3,013,713
*	Stericycle, Inc.	118,761	9,059,089
*	Sterling Construction Co., Inc.	79,696	1,661,662
#*	Sunrun, Inc.	350,039	17,151,911
	Systemax, Inc.	84,890	3,626,501
*	Taylor Devices, Inc.	4,452	54,136
*	Team, Inc.	106,688	1,053,011
#	Tecnoglass, Inc.	42,859	512,594
*	Teledyne Technologies, Inc.	42,956	19,233,549
	Tennant Co.	48,256	3,807,881

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Terex Corp.	203,314	$9,553,725
	Tetra Tech, Inc.	110,878	14,151,359
*	Textainer Group Holdings, Ltd.	126,833	3,249,461
	Textron, Inc.	340,264	21,858,559
*	Thermon Group Holdings, Inc.	89,776	1,714,722
	Timken Co. (The)	202,283	16,965,475
	Titan International, Inc.	262,805	2,835,666
*	Titan Machinery, Inc.	56,512	1,475,528
	Toro Co. (The)	194,335	22,270,791
*	TPI Composites, Inc.	74,686	3,969,561
	Trane Technologies P.L.C.	235,436	40,925,840
*	Transcat, Inc.	23,823	1,191,150
*	TransDigm Group, Inc.	32,030	19,658,092
	TransUnion	197,097	20,614,375
#*	Trex Co., Inc.	225,690	24,372,263
*	TriMas Corp.	132,252	4,210,904
*	TriNet Group, Inc.	173,616	13,665,315
#	Trinity Industries, Inc.	287,379	7,943,156
	Triton International, Ltd.	180,495	9,055,434
*	TrueBlue, Inc.	136,808	3,871,666
#*	Tutor Perini Corp.	124,858	2,010,214
*	Twin Disc, Inc.	34,374	362,646
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	399,063
*	Uber Technologies, Inc.	5,144	281,737
	UFP Industries, Inc.	200,248	16,828,842
*	Ultralife Corp.	44,133	348,651
	UniFirst Corp.	35,315	7,917,270
	Union Pacific Corp.	618,468	137,355,558
*	United Airlines Holdings, Inc.	315,443	17,160,099
	United Parcel Service, Inc., Class B	446,131	90,948,266
*	United Rentals, Inc.	156,204	49,977,470
*	Univar Solutions, Inc.	204,231	4,768,794
	Universal Logistics Holdings, Inc.	76,917	1,923,694
*	Upwork, Inc.	8,608	396,484
*	US Ecology, Inc.	72,529	3,079,581
*	USA Truck, Inc.	20,287	311,811
	Valmont Industries, Inc.	54,352	13,416,791
*	Vectrus, Inc.	30,979	1,621,751
	Verisk Analytics, Inc.	126,089	23,729,950
*	Veritiv Corp.	73,121	3,062,307
	Viad Corp.	53,407	2,224,936
*	Vicor Corp.	39,511	3,644,100
*	Vidler Water Resouces, Inc.	40,315	364,851
*	Virco Mfg. Corp.	31,667	101,018
#*	VirTra, Inc.	3,600	21,240
*	Volt Information Sciences, Inc.	244,190	969,434
	VSE Corp.	33,090	1,427,833
	Wabash National Corp.	192,420	3,388,516
	Waste Management, Inc.	331,754	45,772,099
	Watsco, Inc.	57,467	16,829,786
	Watsco, Inc., Class B	4,958	1,455,272
	Watts Water Technologies, Inc., Class A	66,495	8,281,952
*	Welbilt, Inc.	333,917	7,459,706
	Werner Enterprises, Inc.	196,362	9,077,815
*	WESCO International, Inc.	156,481	14,352,437
	Westinghouse Air Brake Technologies Corp.	202,866	16,649,213
#*	Willdan Group, Inc.	26,504	1,011,658
*	Willis Lease Finance Corp.	8,926	382,211
*	WillScot Mobile Mini Holdings Corp.	613,314	17,951,701

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Woodward, Inc.	151,019	$18,878,885
	WW Grainger, Inc.	61,672	26,737,279
*	XPO Logistics, Inc.	294,499	40,970,701
	Xylem, Inc.	155,101	17,161,926
*	Yellow Corp.	68,492	628,072

TOTAL INDUSTRIALS			4,877,262,547

INFORMATION TECHNOLOGY — (22.2%)
#*	2U, Inc.	30,097	1,181,307
*	3D Systems Corp.	310,876	6,696,269
	Accenture P.L.C., Class A	449,831	130,437,495
*	ACI Worldwide, Inc.	234,325	8,852,799
#*	ACM Research, Inc., Class A	4,181	330,090
*»	Actua Corp.	16,946	1,695
#*	ADDvantage Technologies Group, Inc.	7,817	15,790
*	Adobe, Inc.	182,379	92,710,541
	ADTRAN, Inc.	223,132	3,813,326
	Advanced Energy Industries, Inc.	103,554	11,423,042
*	Advanced Micro Devices, Inc.	266,947	21,788,214
#*	Aehr Test Systems	13,278	30,008
*	Agilysys, Inc.	63,701	3,211,167
*	Airgain, Inc.	21,069	497,860
*	Akamai Technologies, Inc.	216,204	23,501,375
*	Alarm.com Holdings, Inc.	41,656	3,739,043
*	Alithya Group, Inc., Class A	39,261	87,945
	Alliance Data Systems Corp.	91,973	10,839,018
*	Alpha & Omega Semiconductor, Ltd.	73,230	2,277,453
#*	Altair Engineering, Inc., Class A	24,387	1,585,155
#*	Alteryx, Inc., Class A	11,251	919,769
*	Ambarella, Inc.	72,820	7,099,222
	Amdocs, Ltd.	152,769	11,723,493
	American Software, Inc., Class A	72,741	1,505,011
	Amkor Technology, Inc.	780,987	15,791,557
	Amphenol Corp., Class A	455,621	30,681,518
*	Amtech Systems, Inc.	33,942	357,749
	Analog Devices, Inc.	221,331	33,899,056
*	ANSYS, Inc.	58,564	21,414,512
#*	Appfolio, Inc., Class A	15,492	2,240,608
	Apple, Inc.	10,119,566	1,330,318,146
	Applied Materials, Inc.	808,235	107,260,867
#*	Applied Optoelectronics, Inc.	42,626	315,859
*	Arista Networks, Inc.	69,433	21,883,199
*	Arlo Technologies, Inc.	170,309	1,043,994
*	Arrow Electronics, Inc.	186,274	21,248,275
*	Aspen Technology, Inc.	122,340	16,006,966
	AstroNova, Inc.	16,656	244,177
*	Asure Software, Inc.	20,330	162,843
*	Atlassian Corp. P.L.C., Class A	15,287	3,631,580
#*	Atomera, Inc.	6,042	100,539
*	Autodesk, Inc.	94,216	27,502,593
	Automatic Data Processing, Inc.	302,104	56,490,427
*	Avalara, Inc.	23,946	3,393,388
*	Avaya Holdings Corp.	357,733	10,291,978
#*	Aviat Networks, Inc.	55,622	1,802,709
*	Avid Technology, Inc.	85,924	1,953,912
	Avnet, Inc.	238,383	10,469,781
*	Aware, Inc.	51,506	180,271
*	Axcelis Technologies, Inc.	77,250	3,208,193
*	AXT, Inc.	133,996	1,321,201

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Badger Meter, Inc.	100,273	$9,364,495
	Bel Fuse, Inc., Class A	4,354	82,334
	Bel Fuse, Inc., Class B	25,954	517,263
	Belden, Inc.	107,318	4,644,723
	Benchmark Electronics, Inc.	104,526	3,137,871
	BK Technologies Corp.	24,446	112,696
*	Black Knight, Inc.	139,839	10,127,140
*	Blackbaud, Inc.	89,375	6,356,350
#*	Blackline, Inc.	10,732	1,245,556
*	Bm Technologies, Inc.	14,728	144,482
*	Bottomline Technologies De, Inc.	50,406	2,447,715
*	Brightcove, Inc.	18,100	262,812
	Broadcom, Inc.	262,507	119,755,693
	Broadridge Financial Solutions, Inc.	148,071	23,488,503
	Brooks Automation, Inc.	178,820	18,119,831
*	BSQUARE Corp.	3,749	9,073
*	Cadence Design Systems, Inc.	256,246	33,765,535
*	CalAmp Corp.	95,568	1,314,060
*	Calix, Inc.	167,509	7,083,956
*	Cardtronics P.L.C., Class A	144,586	5,615,720
	Cass Information Systems, Inc.	35,776	1,641,761
	CDK Global, Inc.	150,996	8,091,876
	CDW Corp.	201,974	36,018,023
#*	Cerence, Inc.	76,264	7,352,612
*	Ceridian HCM Holding, Inc.	53,959	5,098,046
*	CEVA, Inc.	48,328	2,679,304
*	ChannelAdvisor Corp.	62,234	1,316,249
*	Ciena Corp.	293,050	14,790,234
*	Cirrus Logic, Inc.	155,140	11,543,967
	Cisco Systems, Inc.	2,549,223	129,780,943
	Citrix Systems, Inc.	111,706	13,834,788
*	Clearfield, Inc.	29,727	1,021,122
#*	ClearOne, Inc.	25,372	61,400
*	Cloudera, Inc.	76,661	972,828
	CMC Materials, Inc.	45,432	8,333,592
#*	Coda Octopus Group, Inc.	22,446	179,568
	Cognex Corp.	86,749	7,470,824
	Cognizant Technology Solutions Corp., Class A	490,003	39,396,241
*	Cognyte Software Ltd.	144,448	3,774,426
*	Coherent, Inc.	51,548	13,401,965
*	Cohu, Inc.	135,578	5,424,476
*	CommScope Holding Co., Inc.	216,571	3,562,593
#	Communications Systems, Inc.	24,410	158,665
*	CommVault Systems, Inc.	32,157	2,235,233
*	Computer Task Group, Inc.	61,745	611,276
	Comtech Telecommunications Corp.	63,976	1,534,144
*	Concentrix Corp.	158,296	24,596,032
*	Conduent, Inc.	509,635	3,465,518
*	Cornerstone OnDemand, Inc.	10,711	474,122
	Corning, Inc.	743,399	32,865,670
#*	Coupa Software, Inc.	8,760	2,356,790
#*	Cree, Inc.	100,664	10,008,015
#	CSG Systems International, Inc.	96,770	4,450,452
*	CSP, Inc.	5,597	50,261
	CTS Corp.	85,008	2,764,460
*	CyberOptics Corp.	16,840	555,552
	Daktronics, Inc.	107,609	663,948
*	Data I/O Corp.	16,306	87,889
*	Dell Technologies, Inc., Class C	91,307	8,978,217

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Digi International, Inc.	76,996	$1,375,919
*	Digital Turbine, Inc.	94,454	7,124,665
*	Diodes, Inc.	130,146	9,996,514
*	DocuSign, Inc.	22,642	5,047,807
	Dolby Laboratories, Inc., Class A	124,991	12,682,837
*	Dropbox, Inc., Class A	328,655	8,446,434
*	DSP Group, Inc.	57,006	791,813
	DXC Technology Co.	398,972	13,130,169
*	Dynatrace, Inc.	6,562	341,486
*	DZS, Inc.	55,452	832,889
#	Ebix, Inc.	78,407	2,360,835
*	EchoStar Corp., Class A	134,878	3,297,767
*	eGain Corp.	32,408	318,571
#*	Elastic N.V.	3,521	424,703
*	EMCORE Corp.	72,739	453,164
*	Enphase Energy, Inc.	173,456	24,153,748
	Entegris, Inc.	290,850	32,743,893
*	Envestnet, Inc.	46,814	3,456,278
*	EPAM Systems, Inc.	35,260	16,140,265
*	ePlus, Inc.	40,373	4,051,834
*	Euronet Worldwide, Inc.	94,787	13,595,299
	EVERTEC, Inc.	157,139	6,269,846
*	Evo Payments, Inc., Class A	44,695	1,274,254
*	ExlService Holdings, Inc.	79,882	7,379,499
*	F5 Networks, Inc.	74,242	13,865,436
*	Fabrinet	88,036	7,537,642
*	Fair Isaac Corp.	50,420	26,289,492
*	FARO Technologies, Inc.	52,701	3,997,107
	Fidelity National Information Services, Inc.	309,220	47,279,738
*	FireEye, Inc.	131,038	2,604,380
*	First Solar, Inc.	217,114	16,615,734
*	Fiserv, Inc.	218,222	26,212,827
*	FleetCor Technologies, Inc.	112,964	32,502,002
*	Flex, Ltd.	1,135,420	19,756,308
	FLIR Systems, Inc.	235,291	14,110,401
*	FormFactor, Inc.	200,400	7,845,660
*	Fortinet, Inc.	105,945	21,637,147
*	Frequency Electronics, Inc.	21,539	231,329
*	Gartner, Inc.	116,744	22,867,815
#*	Genasys, Inc.	60,454	377,838
	Genpact, Ltd.	465,517	22,126,023
	Global Payments, Inc.	155,775	33,433,988
*	Globant SA	43,648	10,003,249
*	GoDaddy, Inc., Class A	94,001	8,161,167
*	GSI Technology, Inc.	60,553	357,263
#*	GTT Communications, Inc.	73,681	118,626
#*	Guidewire Software, Inc.	66,357	7,001,327
	Hackett Group, Inc. (The)	96,528	1,605,261
*	Harmonic, Inc.	259,780	2,031,480
	Hewlett Packard Enterprise Co.	1,521,640	24,376,673
	HP, Inc.	572,149	19,516,002
*	HubSpot, Inc.	5,453	2,870,732
*	Ichor Holdings, Ltd.	67,700	3,775,629
*	Identiv, Inc.	30,918	493,142
*	IEC Electronics Corp.	22,978	280,102
#*	II-VI, Inc.	34,339	2,305,520
#*	Image Sensing Systems, Inc.	1,872	12,205
#*	Immersion Corp.	62,202	533,071
#*	Impinj, Inc.	735	34,883

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Infinera Corp.	393,742	$3,630,301
*	Information Services Group, Inc.	115,883	527,268
*	Innodata, Inc.	37,353	234,203
*	Insight Enterprises, Inc.	86,519	8,683,912
	Intel Corp.	3,791,949	218,150,826
#*	Intellicheck, Inc.	15,600	155,532
#*	Intelligent Systems Corp.	729	27,935
	InterDigital, Inc.	64,059	4,446,976
	International Business Machines Corp.	704,432	99,944,812
*	inTEST Corp.	24,960	302,765
*	Intevac, Inc.	59,949	384,273
	Intuit, Inc.	104,877	43,226,104
*	IPG Photonics Corp.	91,413	19,846,676
#*	Issuer Direct Corp.	7,605	210,887
#*	Iteris, Inc.	87,120	588,060
*	Itron, Inc.	95,431	8,583,064
#*	j2 Global, Inc.	135,280	16,368,880
	Jabil, Inc.	556,234	29,157,786
	Jack Henry & Associates, Inc.	86,622	14,104,660
	Juniper Networks, Inc.	398,555	10,119,311
*	Key Tronic Corp.	22,454	156,280
*	Keysight Technologies, Inc.	278,182	40,155,572
*	Kimball Electronics, Inc.	43,092	991,547
	KLA Corp.	187,739	59,203,494
*	Knowles Corp.	222,421	4,648,599
	Kulicke & Soffa Industries, Inc.	186,880	10,624,128
*	KVH Industries, Inc.	41,870	560,639
	Lam Research Corp.	151,854	94,217,814
*	Lantronix, Inc.	35,760	195,250
*	Lattice Semiconductor Corp.	285,599	14,368,486
*	LGL Group, Inc. (The)	6,640	74,700
#*	Limelight Networks, Inc.	294,353	921,325
	Littelfuse, Inc.	58,078	15,404,609
*	LiveRamp Holdings, Inc.	135,613	6,642,325
#*	Lumentum Holdings, Inc.	94,336	8,023,277
*	Luna Innovations, Inc.	65,955	747,930
*	MACOM Technology Solutions Holdings, Inc.	101,642	5,753,954
#*	Magnachip Semiconductor Corp.	69,402	1,735,744
*	Manhattan Associates, Inc.	157,958	21,678,156
	Marvell Technology, Inc.	753,946	34,085,899
	Mastercard, Inc., Class A	597,806	228,397,760
	Maxim Integrated Products, Inc.	246,926	23,211,044
	MAXIMUS, Inc.	191,726	17,569,771
*	MaxLinear, Inc.	137,512	4,949,057
	Methode Electronics, Inc.	92,194	4,142,276
	Microchip Technology, Inc.	261,199	39,255,598
*	Micron Technology, Inc.	975,352	83,948,547
	Microsoft Corp.	4,474,810	1,128,457,586
#*	MicroStrategy, Inc., Class A	24,510	16,106,992
*	Mimecast, Ltd.	34,855	1,513,404
*	Mitek Systems, Inc.	69,635	1,128,783
	MKS Instruments, Inc.	135,722	24,309,167
*	MoneyGram International, Inc.	114,828	792,313
*	MongoDB, Inc.	7,294	2,169,673
	Monolithic Power Systems, Inc.	26,218	9,474,661
	Motorola Solutions, Inc.	65,121	12,262,284
#*	Napco Security Technologies, Inc.	30,165	1,004,796
	National Instruments Corp.	212,091	8,782,688
#*	NCR Corp.	315,734	14,444,831

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NeoPhotonics Corp.	115,194	$1,078,216
	NetApp, Inc.	313,204	23,393,207
*	NETGEAR, Inc.	73,688	2,741,930
*	Netscout Systems, Inc.	176,271	4,617,419
*	NetSol Technologies, Inc.	27,104	117,902
	Network-1 Technologies, Inc.	57,475	187,369
*	New Relic, Inc.	30,070	1,933,501
	NortonLifeLock, Inc.	493,951	10,674,281
*	Novanta, Inc.	69,174	9,110,908
*	Nuance Communications, Inc.	164,554	8,749,336
	NVE Corp.	4,115	314,921
	NVIDIA Corp.	135,594	81,407,926
#*	Okta, Inc.	14,634	3,946,790
*	ON Semiconductor Corp.	969,970	37,828,830
#*	One Stop Systems, Inc.	9,500	50,540
*	OneSpan, Inc.	91,218	2,445,555
*	Onto Innovation, Inc.	123,072	8,432,893
*	Optical Cable Corp.	8,150	26,651
	Oracle Corp.	1,479,893	112,161,090
*	OSI Systems, Inc.	47,758	4,611,990
*	Palo Alto Networks, Inc.	11,595	4,097,557
*	PAR Technology Corp.	44,002	3,614,324
	Paychex, Inc.	365,341	35,617,094
*	Paycom Software, Inc.	61,528	23,651,978
*	Paylocity Holding Corp.	56,050	10,831,102
*	PayPal Holdings, Inc.	198,032	51,941,813
	PC Connection, Inc.	71,069	3,222,979
	PC-Tel, Inc.	178,125	1,189,875
*	PDF Solutions, Inc.	92,634	1,642,401
	Pegasystems, Inc.	39,946	5,070,745
*	Perficient, Inc.	92,754	6,085,590
	Perspecta, Inc.	225,111	6,588,999
*	PFSweb, Inc.	45,862	334,793
*	Photronics, Inc.	346,725	4,403,408
*	Pixelworks, Inc.	77,861	229,690
*	Plexus Corp.	80,302	7,423,117
	Power Integrations, Inc.	130,450	10,802,565
	Progress Software Corp.	139,661	6,097,599
*	Proofpoint, Inc.	27,148	4,672,442
*	PTC, Inc.	82,709	10,829,916
*	Pure Storage, Inc., Class A	179,745	3,634,444
*	Q2 Holdings, Inc.	1,587	165,080
	QAD, Inc., Class A	21,895	1,547,758
	QAD, Inc., Class B	5,440	252,525
*	Qorvo, Inc.	128,541	24,187,560
	QUALCOMM, Inc.	817,724	113,500,091
#*	Qualys, Inc.	71,847	7,282,412
#*	QuickLogic Corp.	8,226	54,127
*	Rambus, Inc.	288,458	5,474,933
*	RealNetworks, Inc.	507,105	1,318,473
	RF Industries, Ltd.	19,118	123,311
*	Ribbon Communications, Inc.	335,261	2,263,012
	Richardson Electronics, Ltd.	28,182	214,465
#*	RingCentral, Inc., Class A	9,558	3,048,524
*	Rogers Corp.	40,264	7,885,302
*	Rubicon Technology, Inc.	1,435	14,852
#	Sabre Corp.	231,819	3,472,649
#*	Sailpoint Technologies Holdings, Inc.	47,781	2,333,146
*	salesforce.com, Inc.	185,416	42,705,013

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sanmina Corp.	183,395	$7,489,852
	Sapiens International Corp. NV	52,324	1,693,205
*	ScanSource, Inc.	60,976	1,843,304
#	Seagate Technology P.L.C.	381,790	35,445,384
*	SecureWorks Corp., Class A	12,468	162,209
*	Semtech Corp.	120,199	8,142,280
*	ServiceNow, Inc.	17,178	8,698,424
*	ServiceSource International, Inc.	84,801	125,505
#*	SharpSpring, Inc.	9,427	155,546
*	Sigmatron International, Inc.	9,201	47,017
*	Silicon Laboratories, Inc.	65,432	9,222,640
	Skyworks Solutions, Inc.	294,230	53,352,726
#*	SMART Global Holdings, Inc.	74,007	3,415,423
*	SolarEdge Technologies, Inc.	58,954	15,536,737
*	SolarWinds Corp.	3,300	55,638
*	Splunk, Inc.	30,493	3,854,925
*	SPS Commerce, Inc.	54,076	5,539,545
#*	Square, Inc., Class A	30,821	7,545,597
	SS&C Technologies Holdings, Inc.	244,035	18,112,278
*	StarTek, Inc.	85,247	693,058
*	Stratasys, Ltd.	139,578	3,127,943
*	Super Micro Computer, Inc.	25,928	959,855
#*	Support.com, Inc.	33,595	127,661
*	Sykes Enterprises, Inc.	111,984	4,908,259
#*	Synaptics, Inc.	91,544	12,804,259
*	Synchronoss Technologies, Inc.	96,669	322,874
	SYNNEX Corp.	158,296	19,185,475
*	Synopsys, Inc.	121,669	30,059,543
	TE Connectivity, Ltd.	286,927	38,583,074
*	Teradata Corp.	309,740	15,322,838
	Teradyne, Inc.	246,329	30,810,831
*	TESSCO Technologies, Inc.	22,794	164,801
	Texas Instruments, Inc.	676,325	122,083,426
*	Trade Desk, Inc. (The), Class A	19,501	14,222,274
*	TransAct Technologies, Inc.	17,129	217,710
*	Trimble, Inc.	251,439	20,617,998
*	Trio-Tech International	3,963	18,904
	TTEC Holdings, Inc.	146,940	14,948,206
*	TTM Technologies, Inc.	256,526	3,847,890
*	Twilio, Inc., Class A	18,985	6,982,683
*	Tyler Technologies, Inc.	18,698	7,944,032
#	Ubiquiti, Inc.	52,997	15,121,634
*	Ultra Clean Holdings, Inc.	115,713	5,909,463
#*	Unisys Corp.	142,940	3,430,560
	Universal Display Corp.	36,003	8,053,511
*	Upland Software, Inc.	17,659	875,180
#*	Usio, Inc.	4,200	24,990
*	Veeco Instruments, Inc.	107,588	2,475,600
#*	Verint Systems, Inc.	131,587	6,391,181
*	VeriSign, Inc.	71,033	15,539,889
*	Verra Mobility Corp.	9,229	124,038
#*	ViaSat, Inc.	124,181	6,431,334
*	Viavi Solutions, Inc.	496,738	8,126,634
#	Visa, Inc., Class A	1,052,889	245,912,755
	Vishay Intertechnology, Inc.	322,340	7,919,894
*	Vishay Precision Group, Inc.	29,997	956,304
#*	VMware, Inc., Class A	43,602	7,012,510
*	Vontier Corp.	103,122	3,231,843
	Wayside Technology Group, Inc.	9,192	225,204

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Western Digital Corp.	338,999	$23,943,499
	Western Union Co. (The)	473,774	12,204,418
#*	WEX, Inc.	50,025	10,265,630
*	Wireless Telecom Group, Inc.	55,860	103,900
*	Workday, Inc., Class A	13,900	3,433,300
	Xerox Holdings Corp.	454,405	10,969,337
	Xilinx, Inc.	237,604	30,403,808
	Xperi Holding Corp.	323,479	6,647,493
*	Zebra Technologies Corp., Class A	52,502	25,607,326
#*	Zendesk, Inc.	14,161	2,069,630
#*	Zix Corp.	119,194	939,845
#*	Zscaler, Inc.	14,108	2,647,225

TOTAL INFORMATION TECHNOLOGY			7,452,991,436

MATERIALS — (4.7%)
*	Advanced Emissions Solutions, Inc.	5,208	24,478
*	AdvanSix, Inc.	67,203	1,954,263
*	AgroFresh Solutions, Inc.	54,123	114,741
	Air Products & Chemicals, Inc.	132,770	38,301,490
	Albemarle Corp.	163,896	27,562,390
*	Alcoa Corp.	354,469	12,987,744
*	Allegheny Technologies, Inc.	283,022	6,583,092
	Amcor P.L.C.	1,615,087	18,977,272
*	American Biltrite, Inc.	36	8,559
	American Vanguard Corp.	76,378	1,510,757
*	Ampco-Pittsburgh Corp.	163,630	1,238,679
	AptarGroup, Inc.	186,048	28,057,899
*	Arconic Corp.	169,291	4,841,723
	Ashland Global Holdings, Inc.	127,468	10,989,016
	Avery Dennison Corp.	146,530	31,382,330
	Avient Corp.	178,804	9,077,879
*	Axalta Coating Systems, Ltd.	602,644	19,218,317
	Balchem Corp.	84,628	10,763,835
	Ball Corp.	338,707	31,716,524
*	Berry Global Group, Inc.	328,232	20,882,120
	Cabot Corp.	137,563	7,549,457
	Carpenter Technology Corp.	121,712	4,609,233
	Celanese Corp.	158,649	24,852,366
#*	Century Aluminum Co.	308,880	4,837,061
	CF Industries Holdings, Inc.	399,530	19,429,144
	Chase Corp.	25,460	3,015,482
	Chemours Co. (The)	288,167	8,702,643
*	Clearwater Paper Corp.	116,520	3,898,759
#	Cleveland-Cliffs, Inc.	296,519	5,295,829
*	Coeur Mining, Inc.	580,125	4,687,410
	Commercial Metals Co.	311,174	9,092,504
#	Compass Minerals International, Inc.	97,955	6,653,104
*	Contango ORE, Inc.	923	19,614
*	Core Molding Technologies, Inc.	18,851	207,550
	Corteva, Inc.	683,854	33,344,721
	Crown Holdings, Inc.	253,463	27,830,237
	Domtar Corp.	149,010	5,873,974
	Dow, Inc.	707,069	44,191,813
	DuPont de Nemours, Inc.	152,551	11,763,208
	Eagle Materials, Inc.	112,205	15,499,999
	Eastman Chemical Co.	222,894	25,719,739
	Ecolab, Inc.	103,071	23,100,273
	Element Solutions, Inc.	663,561	14,518,715
*	Ferro Corp.	238,143	3,967,462

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Ferroglobe P.L.C.	137,110	$562,151
*»	Ferroglobe Representation & Warranty Insurance Trust	165,573	0
*	Flotek Industries, Inc.	910,277	1,383,621
	FMC Corp.	173,496	20,514,167
	Fortitude Gold Corp.	54,214	273,781
	Freeport-McMoRan, Inc.	1,637,959	61,767,434
	Friedman Industries, Inc.	15,398	125,648
	FutureFuel Corp.	112,169	1,424,546
*	GCP Applied Technologies, Inc.	172,141	4,422,302
	Glatfelter Corp.	122,957	1,809,927
#	Gold Resource Corp.	189,752	510,433
	Graphic Packaging Holding Co.	1,013,404	18,798,644
	Greif, Inc., Class A	75,813	4,587,445
	Greif, Inc., Class B	32,148	1,922,772
	Hawkins, Inc.	62,417	2,081,607
	Haynes International, Inc.	29,613	865,884
	HB Fuller Co.	126,202	8,432,818
	Hecla Mining Co.	1,392,300	8,228,493
	Huntsman Corp.	573,156	16,432,383
*	Ingevity Corp.	109,360	8,538,829
	Innospec, Inc.	59,516	5,797,454
	International Flavors & Fragrances, Inc.	203,680	28,957,186
	International Paper Co.	521,976	30,274,608
*	Intrepid Potash, Inc.	33,722	1,084,500
	Kaiser Aluminum Corp.	34,717	4,182,357
*	Koppers Holdings, Inc.	52,218	1,735,726
*	Kraton Corp.	82,848	2,962,644
	Kronos Worldwide, Inc.	222,234	3,777,978
	Linde P.L.C.	171,929	49,144,185
#*	Livent Corp.	378,191	6,815,002
	Louisiana-Pacific Corp.	334,578	22,041,999
*	LSB Industries, Inc.	157,254	941,951
	LyondellBasell Industries NV, Class A	452,374	46,929,279
	Martin Marietta Materials, Inc.	61,392	21,678,743
	Materion Corp.	52,387	3,709,523
	Mercer International, Inc.	226,459	3,734,309
	Minerals Technologies, Inc.	90,475	7,069,717
	Mosaic Co. (The)	472,656	16,628,038
	Myers Industries, Inc.	128,949	2,909,089
	Neenah, Inc.	62,309	3,312,970
	NewMarket Corp.	21,784	7,550,117
	Newmont Corp.	528,515	32,984,621
#	Nexa Resources SA	10,918	112,892
	Northern Technologies International Corp.	17,402	270,601
	Nucor Corp.	386,749	31,813,973
*	O-I Glass, Inc.	458,413	7,559,230
	Olin Corp.	450,116	19,368,492
	Olympic Steel, Inc.	61,219	1,778,412
	Packaging Corp. of America	177,765	26,247,002
	PPG Industries, Inc.	339,659	58,163,207
	PQ Group Holdings, Inc.	5,425	75,950
*	Ramaco Resources, Inc.	18,463	74,775
*	Rayonier Advanced Materials, Inc.	160,684	1,460,618
	Reliance Steel & Aluminum Co.	164,165	26,317,291
*	Resolute Forest Products, Inc.	231,571	3,130,840
	Royal Gold, Inc.	98,520	11,020,447
	RPM International, Inc.	231,586	21,963,616
*	Ryerson Holding Corp.	111,001	1,762,696
	Schnitzer Steel Industries, Inc., Class A	78,486	3,705,324

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Schweitzer-Mauduit International, Inc.	102,151	$4,665,236
	Scotts Miracle-Gro Co. (The)	127,816	29,545,947
	Sealed Air Corp.	185,813	9,179,162
	Sensient Technologies Corp.	92,373	7,596,756
	Sherwin-Williams Co. (The)	190,491	52,169,770
	Silgan Holdings, Inc.	342,112	14,426,863
	Sonoco Products Co.	291,410	19,075,699
#	Southern Copper Corp.	110,164	7,646,483
	Steel Dynamics, Inc.	481,497	26,106,767
	Stepan Co.	68,517	8,952,431
*	Summit Materials, Inc., Class A	300,320	8,646,213
	SunCoke Energy, Inc.	198,945	1,342,879
*	Synalloy Corp.	22,975	209,302
*	TimkenSteel Corp.	177,324	2,131,434
*	Trecora Resources	57,175	433,958
	Tredegar Corp.	111,252	1,626,504
	Trinseo SA	109,208	6,761,067
	Tronox Holdings P.L.C., Class A	415,739	8,813,667
*	UFP Technologies, Inc.	17,652	883,659
	United States Lime & Minerals, Inc.	14,391	1,988,548
	United States Steel Corp.	498,453	11,469,404
*	Universal Stainless & Alloy Products, Inc.	32,024	292,699
*	US Concrete, Inc.	49,052	3,110,387
	Valvoline, Inc.	334,586	10,506,000
*	Venator Materials P.L.C.	130,745	605,349
	Verso Corp., Class A	170,732	2,636,102
	Vulcan Materials Co.	129,380	23,060,691
	Warrior Met Coal, Inc.	126,547	2,005,770
	Westlake Chemical Corp.	140,920	13,230,979
	WestRock Co.	341,089	19,015,712
	Worthington Industries, Inc.	126,194	8,235,420
	WR Grace & Co.	116,059	7,976,735

TOTAL MATERIALS			1,580,931,245

REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	19,775	124,582
*	BBX Capital, Inc.	15,247	96,056
*	CBRE Group, Inc., Class A	404,705	34,480,866
*	CKX Lands, Inc.	2,161	26,105
#	CTO Realty Growth, Inc.	17,447	924,691
#*	Cushman & Wakefield P.L.C.	23,692	402,764
#*	eXp World Holdings, Inc.	1,120	38,483
*	Five Point Holdings LLC, Class A	3,804	27,313
*	Forestar Group, Inc.	21,917	555,377
*	FRP Holdings, Inc.	24,958	1,266,868
*	Howard Hughes Corp. (The)	87,682	9,464,395
	Indus Realty Trust, Inc.	10,236	639,750
*	InterGroup Corp. (The)	677	24,372
*	Jones Lang LaSalle, Inc.	107,683	20,234,713
*	JW Mays, Inc.	2,713	73,251
	Kennedy-Wilson Holdings, Inc.	336,154	6,907,965
*	Marcus & Millichap, Inc.	96,577	3,411,100
*	Maui Land & Pineapple Co., Inc.	13,708	154,626
	Newmark Group, Inc., Class A	485,418	5,218,243
*	Rafael Holdings, Inc., Class B	38,641	1,597,419
	RE/MAX Holdings, Inc., Class A	45,388	1,667,101
#*	Realogy Holdings Corp.	280,301	4,843,601
#*	Redfin Corp.	26,300	1,861,514
	RMR Group, Inc. (The), Class A	30,102	1,191,437

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	St Joe Co. (The)	199,338	$9,127,687
*	Stratus Properties, Inc.	23,576	828,696
*	Tejon Ranch Co.	81,541	1,289,979
#*	Trinity Place Holdings, Inc.	16,938	32,860

TOTAL REAL ESTATE			106,511,814

UTILITIES — (1.7%)
	AES Corp. (The)	592,683	16,488,441
	ALLETE, Inc.	78,390	5,515,520
	Alliant Energy Corp.	141,127	7,927,104
	Ameren Corp.	144,378	12,249,030
	American Electric Power Co., Inc.	128,710	11,417,864
#	American States Water Co.	56,210	4,451,270
	American Water Works Co., Inc.	105,607	16,473,636
	Artesian Resources Corp., Class A	18,183	735,502
#	Atlantica Sustainable Infrastructure P.L.C.	243,615	9,391,358
	Atmos Energy Corp.	78,451	8,126,739
#	Avangrid, Inc.	62,463	3,179,367
	Avista Corp.	102,191	4,702,830
	Black Hills Corp.	111,989	7,725,001
	Brookfield Renewable Corp., Class A	69,657	2,889,372
	California Water Service Group	92,876	5,456,465
	CenterPoint Energy, Inc.	297,695	7,290,551
	Chesapeake Utilities Corp.	33,768	4,002,183
	Clearway Energy, Inc., Class A	67,535	1,795,080
	Clearway Energy, Inc., Class C	140,081	4,018,924
	CMS Energy Corp.	165,770	10,673,930
	Consolidated Edison, Inc.	126,775	9,813,653
	Consolidated Water Co., Ltd.	30,003	353,135
	Dominion Energy, Inc.	180,709	14,438,649
	DTE Energy Co.	109,650	15,353,193
	Duke Energy Corp.	151,638	15,268,430
	Edison International	211,080	12,548,706
	Entergy Corp.	116,917	12,777,859
	Essential Utilities, Inc.	188,103	8,865,294
	Evergy, Inc.	215,443	13,781,889
	Eversource Energy	122,026	10,521,082
	Exelon Corp.	393,335	17,676,475
	FirstEnergy Corp.	314,908	11,941,311
	Genie Energy, Ltd., Class B	61,685	345,436
	Hawaiian Electric Industries, Inc.	122,659	5,281,697
	IDACORP, Inc.	68,279	6,997,232
	MDU Resources Group, Inc.	366,024	12,247,163
	MGE Energy, Inc.	65,025	4,864,520
	Middlesex Water Co.	37,264	3,056,393
	National Fuel Gas Co.	93,204	4,628,511
	New Jersey Resources Corp.	192,921	8,093,036
	NextEra Energy, Inc.	427,752	33,155,058
#	NiSource, Inc.	258,934	6,737,463
	Northwest Natural Holding Co.	52,378	2,824,222
	NorthWestern Corp.	76,091	5,176,471
	NRG Energy, Inc.	655,006	23,462,315
	OGE Energy Corp.	217,058	7,284,466
	ONE Gas, Inc.	84,597	6,807,521
	Ormat Technologies, Inc.	137,949	9,987,508
	Otter Tail Corp.	85,677	4,046,525
#*	PG&E Corp.	276,328	3,128,033
	Pinnacle West Capital Corp.	101,396	8,583,171
	PNM Resources, Inc.	170,699	8,425,703

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Portland General Electric Co.	146,521	$7,452,058
PPL Corp.	447,715	13,041,938
Public Service Enterprise Group, Inc.	241,400	15,246,824
* Pure Cycle Corp.	41,462	633,125
RGC Resources, Inc.	16,102	349,252
Sempra Energy	71,702	9,864,044
SJW Group	64,150	4,205,032
# South Jersey Industries, Inc.	154,488	3,823,578
Southern Co. (The)	226,157	14,964,809
Southwest Gas Holdings, Inc.	73,783	5,144,151
# Spark Energy, Inc., Class A	15,216	160,985
Spire, Inc.	73,774	5,558,133
UGI Corp.	223,261	9,758,738
Unitil Corp.	32,521	1,874,185
Vistra Corp.	778,849	13,139,183
WEC Energy Group, Inc.	100,459	9,761,601
Xcel Energy, Inc.	183,560	13,087,828
York Water Co. (The)	31,052	1,603,525

TOTAL UTILITIES		582,651,276

TOTAL COMMON STOCKS		32,897,708,608

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	24,077	644,060

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	20,679	2,163,023

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note	73,824	2,343,174

TOTAL PREFERRED STOCKS		5,150,257

TOTAL INVESTMENT SECURITIES (Cost $14,350,583,779)		32,902,858,865

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.026%	290,802,706	290,802,706

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	30,196,053	349,368,333

TOTAL INVESTMENTS — (100.0%) (Cost $14,990,716,885)		$33,543,029,904

As of April 30, 2021, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,385	06/18/21	$271,657,797	$289,077,200	$17,419,403

Total Futures Contracts			$271,657,797	$289,077,200	$17,419,403

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,439,078,778	—	—	$2,439,078,778
Consumer Discretionary	4,245,988,726	$16,377	—	4,246,005,103
Consumer Staples	1,855,126,939	—	—	1,855,126,939
Energy	930,823,287	—	—	930,823,287
Financials	4,912,105,623	12,253	—	4,912,117,876
Health Care	3,912,395,802	1,812,505	—	3,914,208,307
Industrials	4,877,262,547	—	—	4,877,262,547
Information Technology	7,452,989,741	1,695	—	7,452,991,436
Materials	1,580,931,245	—	—	1,580,931,245
Real Estate	106,511,814	—	—	106,511,814
Utilities	582,651,276	—	—	582,651,276
Preferred Stocks
Communication Services	644,060	—	—	644,060
Consumer Discretionary	2,163,023	—	—	2,163,023
Industrials	2,343,174	—	—	2,343,174
Temporary Cash Investments	290,802,706	—	—	290,802,706
Securities Lending Collateral	—	349,368,333	—	349,368,333
Futures Contracts**	17,419,403	—	—	17,419,403

TOTAL	$33,209,238,144	$351,211,163	—	$33,560,449,307

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (6.4%)
	Activision Blizzard, Inc.	35,792	$3,263,872
*	Alaska Communications Systems Group, Inc.	68,897	228,049
*	Alphabet, Inc., Class A	10,216	24,043,356
*	Alphabet, Inc., Class C	8,744	21,074,089
*	Altice USA, Inc., Class A	44,759	1,625,199
*	AMC Networks, Inc., Class A	18,867	948,633
*	Angi, Inc.	15,392	246,426
#*	Anterix, Inc.	7,672	363,039
	AT&T, Inc.	639,414	20,083,994
	ATN International, Inc.	22,236	1,013,517
	Audacy Inc.	20,424	98,852
*	Ballantyne Strong, Inc.	7,403	38,199
*	Boingo Wireless, Inc.	60,773	848,391
*	Boston Omaha Corp., Class A	235	6,585
	Cable One, Inc.	1,101	1,970,790
*	Cargurus, Inc.	26,933	664,706
*	Cars.com, Inc.	58,406	771,543
#*	Charter Communications, Inc., Class A	10,838	7,298,851
*	Cincinnati Bell, Inc.	52,853	815,522
#	Cinemark Holdings, Inc.	68,869	1,460,023
	Cogent Communications Holdings, Inc.	12,352	932,700
	Comcast Corp., Class A	362,292	20,342,696
*	comScore, Inc.	36,956	136,368
*	Consolidated Communications Holdings, Inc.	63,509	457,265
*	Cumulus Media, Inc., Class A	800	7,688
*	Daily Journal Corp.	563	171,822
*	DHI Group, Inc.	44,943	131,234
#*	Discovery, Inc., Class A	79,285	2,985,873
*	Discovery, Inc., Class C	190,105	6,142,293
*	DISH Network Corp., Class A	117,268	5,252,434
	Electronic Arts, Inc.	9,605	1,364,678
*	Emerald Holding, Inc.	19,693	110,478
	Entravision Communications Corp., Class A	62,511	240,667
	EW Scripps Co. (The), Class A	76,118	1,645,671
*	Facebook, Inc., Class A	76,954	25,016,206
#	Fox Corp., Class A	92,467	3,460,115
	Fox Corp., Class B	111,351	4,050,949
#*	Gaia, Inc.	6,225	65,612
*	Gannett Co., Inc.	139,204	631,986
	Gray Television, Inc.	76,583	1,556,167
	Gray Television, Inc., Class A	2,300	42,895
*	Hemisphere Media Group, Inc.	17,432	213,019
*	IAC/InterActiveCorp.	4,564	1,156,837
*	IDT Corp., Class B	65,010	1,560,890
*	iHeartMedia, Inc., Class A	2,800	53,592
*	IMAX Corp.	43,682	900,723
	Interpublic Group of Cos., Inc. (The)	127,475	4,047,331
*	Iridium Communications, Inc.	119,893	4,554,735
	John Wiley & Sons, Inc., Class A	32,940	1,875,604
	John Wiley & Sons, Inc., Class B	2,087	118,354
*	Liberty Broadband Corp.	234	37,709
*	Liberty Broadband Corp., Class A	3,632	572,657
*	Liberty Broadband Corp., Class C	52,065	8,472,017
*	Liberty Latin America, Ltd., Class A	9,861	136,920

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America, Ltd., Class C	34,692	$483,953
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	217,622
*	Liberty Media Corp.-Liberty Braves, Class B	93	3,218
*	Liberty Media Corp.-Liberty Braves, Class C	17,372	481,031
*	Liberty Media Corp.-Liberty Formula One, Class A	19,396	803,382
*	Liberty Media Corp.-Liberty Formula One, Class C	151,032	7,089,442
*	Liberty Media Corp.-Liberty SiriusXM, Class A	42,440	1,917,864
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	14,474
*	Liberty Media Corp.-Liberty SiriusXM, Class C	90,178	4,078,751
#*	Lions Gate Entertainment Corp., Class A	70,340	1,017,820
*	Lions Gate Entertainment Corp., Class B	71,004	894,650
#*	Live Nation Entertainment, Inc.	11,490	940,801
#	Loral Space & Communications, Inc.	1,933	77,571
	Lumen Technologies, Inc.	775,017	9,943,468
*	Madison Square Garden Entertainment Corp.	15,339	1,389,867
*	Marchex, Inc., Class B	1,280	3,712
#*	Marcus Corp. (The)	19,647	392,154
#*	Match Group, Inc.	9,850	1,532,955
*	Mediaco Holding, Inc., Class A	666	2,191
#*	Meredith Corp.	34,299	1,066,699
*	MSG Networks, Inc., Class A	16,117	255,777
	National CineMedia, Inc.	25,352	108,253
	New York Times Co. (The), Class A	37,573	1,706,190
	News Corp., Class A	278,596	7,297,822
	News Corp., Class B	139,552	3,392,509
	Nexstar Media Group, Inc., Class A	33,800	4,982,458
	Omnicom Group, Inc.	63,475	5,221,453
*	ORBCOMM, Inc.	56,180	643,823
*	QuinStreet, Inc.	33,447	677,971
*	Reading International, Inc., Class A	17,826	106,599
	Scholastic Corp.	27,699	840,111
	Shenandoah Telecommunications Co.	57,187	2,702,658
#	Sirius XM Holdings, Inc.	120,878	737,356
	Spok Holdings, Inc.	38,274	393,074
#*	Spotify Technology SA.	743	187,325
*	Take-Two Interactive Software, Inc.	11,471	2,011,784
*	TechTarget, Inc.	20,135	1,544,354
	TEGNA, Inc.	194,817	3,908,029
	Telephone and Data Systems, Inc.	97,376	2,237,700
*	T-Mobile US, Inc.	68,202	9,011,530
	Townsquare Media, Inc., Class A	16,264	167,519
*	Travelzoo	12,456	196,307
*	Tribune Publishing Co.	13,672	238,440
*	TripAdvisor, Inc.	38,753	1,826,429
*	TrueCar, Inc.	80,361	369,661
*	Twitter, Inc.	30,984	1,710,936
*	United States Cellular Corp.	34,604	1,181,035
*	Urban One, Inc.	25,200	60,732
	Verizon Communications, Inc.	422,159	24,396,569
#	ViacomCBS, Inc., Class A	3,778	170,766
	ViacomCBS, Inc., Class B	119,290	4,893,276
*	Vonage Holdings Corp.	144,927	1,963,761
*	Walt Disney Co. (The)	80,115	14,902,992
#	World Wrestling Entertainment, Inc., Class A	14,789	815,022
*	Yelp, Inc.	40,748	1,601,396
*	Zedge, Inc., Class B	5,669	75,398
*	Zillow Group, Inc., Class A	10,080	1,344,168
#*	Zillow Group, Inc., Class C	15,644	2,035,597

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Zynga, Inc., Class A	508,493	$5,501,894

TOTAL COMMUNICATION SERVICES			329,080,120

CONSUMER DISCRETIONARY — (13.0%)
#*	1-800-Flowers.com, Inc., Class A	37,182	1,188,894
	Aaron’s Co., Inc. (The)	37,551	1,159,950
	Abercrombie & Fitch Co., Class A	60,470	2,267,020
	Acushnet Holdings Corp.	65,531	2,772,617
*	Adient P.L.C.	33,015	1,529,915
*	Adtalem Global Education, Inc.	44,112	1,513,483
	Advance Auto Parts, Inc.	18,302	3,663,328
	AMCON Distributing Co.	438	63,926
*	American Axle & Manufacturing Holdings, Inc.	96,191	892,652
#	American Eagle Outfitters, Inc.	200,825	6,942,520
*	American Outdoor Brands, Inc.	14,342	370,741
*	American Public Education, Inc.	18,666	568,566
*	America’s Car-Mart, Inc.	8,562	1,291,406
*	Aptiv P.L.C.	24,664	3,548,903
	Aramark	145,659	5,661,765
*	Ark Restaurants Corp.	2,975	60,393
*	Asbury Automotive Group, Inc.	19,530	3,878,853
*	At Home Group, Inc.	14,535	459,015
*	Autoliv, Inc.	26,841	2,701,815
*	AutoNation, Inc.	82,077	8,411,251
	Bally’s Corp.	6,535	378,769
*	Barnes & Noble Education, Inc.	12,599	99,658
	Bassett Furniture Industries, Inc.	9,023	309,489
*	Beazer Homes USA, Inc.	28,393	633,448
#	Bed Bath & Beyond, Inc.	129,743	3,285,093
	Best Buy Co., Inc.	50,959	5,925,003
#	Big 5 Sporting Goods Corp.	27,233	498,909
	Big Lots, Inc.	34,836	2,401,594
*	Biglari Holdings, Inc., Class A	142	91,618
*	Biglari Holdings, Inc., Class B	1,757	233,786
*	BJ’s Restaurants, Inc.	22,547	1,375,142
#*	Bloomin’ Brands, Inc.	44,121	1,394,224
*	Bluegreen Vacations Holding Corp.	9,724	180,088
*	Boot Barn Holdings, Inc.	35,095	2,475,601
	BorgWarner, Inc.	217,822	10,581,793
*	Bowl America, Inc., Class A	2,839	28,390
*	Boyd Gaming Corp.	57,508	3,804,154
*	Bright Horizons Family Solutions, Inc.	11,771	1,704,794
	Brinker International, Inc.	12,255	822,678
	Brunswick Corp.	51,949	5,565,296
	Buckle, Inc. (The)	13,654	572,649
*	Build-A-Bear Workshop, Inc.	13,613	109,449
*	Burlington Stores, Inc.	2,401	783,518
*	Caesars Entertainment, Inc.	37,189	3,638,572
	Caleres, Inc.	34,981	815,407
	Callaway Golf Co.	74,644	2,160,944
#	Camping World Holdings, Inc., Class A	10,608	461,872
*	Capri Holdings, Ltd.	41,904	2,308,072
*	CarMax, Inc.	27,252	3,631,056
*	Carnival Corp.	120,366	3,365,433
	Carriage Services, Inc.	24,853	924,035
*	Carrols Restaurant Group, Inc.	41,335	243,463
	Carter’s, Inc.	20,090	2,185,591
#*	Carvana Co.	1,061	302,661
	Cato Corp. (The), Class A	18,848	252,563

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	7,684	$1,609,260
*	Century Communities, Inc.	28,311	2,093,315
	Cheesecake Factory, Inc. (The)	26,709	1,671,716
#*	Chegg, Inc.	7,692	694,818
	Chico’s FAS, Inc.	16,895	50,685
*	Children’s Place, Inc. (The)	8,738	684,622
*	Chipotle Mexican Grill, Inc.	662	987,724
	Choice Hotels International, Inc.	8,184	931,339
#	Churchill Downs, Inc.	2,565	542,498
*	Chuy’s Holdings, Inc.	14,866	726,353
	Citi Trends, Inc.	8,687	908,660
	Clarus Corp.	38,436	715,294
	Columbia Sportswear Co.	32,436	3,535,848
*	Conn’s, Inc.	31,161	630,699
*	Container Store Group, Inc. (The)	9,288	130,868
#»	Contra Zagg, Inc.	25,325	2,279
	Cooper Tire & Rubber Co.	35,518	2,024,171
*	Cooper-Standard Holdings, Inc.	14,883	432,202
	Core-Mark Holding Co., Inc.	43,499	1,851,317
	Cracker Barrel Old Country Store, Inc.	13,817	2,313,933
*	Crocs, Inc.	44,061	4,411,387
	Crown Crafts, Inc.	2,196	16,909
	Culp, Inc.	13,186	186,582
	Dana, Inc.	120,134	3,039,390
	Darden Restaurants, Inc.	19,640	2,881,581
*	Dave & Buster’s Entertainment, Inc.	30,313	1,384,092
*	Deckers Outdoor Corp.	13,019	4,403,026
	Del Taco Restaurants, Inc.	38,437	438,182
*	Delta Apparel, Inc.	12,387	421,282
*	Denny’s Corp.	29,926	566,798
#	Designer Brands, Inc., Class A	54,851	970,863
#	Dick’s Sporting Goods, Inc.	75,287	6,217,200
	Dillard’s, Inc., Class A	28,966	2,865,027
	Dollar General Corp.	15,888	3,411,948
*	Dollar Tree, Inc.	31,716	3,644,168
	Domino’s Pizza, Inc.	4,335	1,830,844
*	Dorman Products, Inc.	29,654	2,941,084
	DR Horton, Inc.	103,518	10,174,784
	eBay, Inc.	25,601	1,428,280
	Educational Development Corp.	6,574	116,886
*	El Pollo Loco Holdings, Inc.	35,651	603,928
	Escalade, Inc.	12,824	282,384
	Ethan Allen Interiors, Inc.	26,692	766,327
*	Etsy, Inc.	4,577	909,862
	Expedia Group, Inc.	6,039	1,064,253
	Extended Stay America, Inc.	159,365	3,169,770
*	Fiesta Restaurant Group, Inc.	16,154	238,110
*	Five Below, Inc.	10,014	2,015,518
*	Flanigan’s Enterprises, Inc.	300	7,373
	Flexsteel Industries, Inc.	8,594	374,097
*	Floor & Decor Holdings, Inc., Class A	15,459	1,714,712
	Foot Locker, Inc.	77,357	4,562,516
*	Ford Motor Co.	1,132,950	13,074,243
*	Fossil Group, Inc.	43,563	561,963
*	Fox Factory Holding Corp.	30,714	4,706,306
»	FRD Acquisition Co. Escrow Shares	14,091	0
*	frontdoor, Inc.	12,979	694,766
*	Full House Resorts, Inc.	19,188	187,275
	Gap, Inc. (The)	166,424	5,508,634

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Garmin, Ltd.	22,692	$3,114,250
	General Motors Co.	210,867	12,065,810
*	Genesco, Inc.	14,308	715,400
	Gentex Corp.	187,260	6,587,807
*	Gentherm, Inc.	32,515	2,315,068
	Genuine Parts Co.	29,873	3,733,229
*	G-III Apparel Group, Ltd.	45,437	1,476,248
*	Goodyear Tire & Rubber Co. (The)	196,671	3,384,708
#*	GoPro, Inc., Class A	27,230	305,793
	Graham Holdings Co., Class B	4,229	2,687,995
*	Grand Canyon Education, Inc.	24,353	2,637,186
*	Green Brick Partners, Inc.	22,902	591,101
	Group 1 Automotive, Inc.	15,409	2,529,541
*	GrubHub, Inc.	18,325	1,246,833
	Guess?, Inc.	59,084	1,597,631
#	H&R Block, Inc.	21,804	485,357
#	Hamilton Beach Brands Holding Co., Class A	17,718	345,501
#	Hanesbrands, Inc.	222,803	4,692,231
	Harley-Davidson, Inc.	86,941	4,205,336
	Hasbro, Inc.	36,002	3,580,399
	Haverty Furniture Cos., Inc.	19,633	912,346
	Haverty Furniture Cos., Inc., Class A	1,796	84,232
*	Helen of Troy, Ltd.	20,370	4,302,348
*	Hibbett Sports, Inc.	18,402	1,462,039
*	Hilton Grand Vacations, Inc.	48,053	2,141,242
	Hooker Furniture Corp.	11,517	432,003
*	Horizon Global Corp.	21,781	175,555
#*	Houghton Mifflin Harcourt Co.	42,076	382,050
*	Hyatt Hotels Corp., Class A	26,200	2,157,046
	Installed Building Products, Inc.	15,092	2,032,138
#	International Game Technology P.L.C.	102,105	1,758,248
*	iRobot Corp.	10,474	1,139,571
*	J Alexander’s Holdings, Inc.	13,620	139,877
	Jack in the Box, Inc.	6,082	733,793
	Johnson Outdoors, Inc., Class A	12,917	1,831,760
	KB Home	80,690	3,891,679
	Kohl’s Corp.	114,994	6,745,548
#	Kontoor Brands, Inc.	12,324	774,317
*	L Brands, Inc.	16,472	1,085,505
*	Lakeland Industries, Inc.	7,500	211,575
*	Lands’ End, Inc.	8,485	195,494
	Las Vegas Sands Corp.	15,717	962,823
*	Laureate Education, Inc., Class A	19,636	269,995
	La-Z-Boy, Inc.	45,566	2,025,864
	LCI Industries	25,955	3,802,408
*	Leaf Group, Ltd.	14,514	128,594
	Lear Corp.	58,782	10,806,483
	Leggett & Platt, Inc.	36,421	1,809,031
	Lennar Corp., Class A	86,062	8,916,023
	Lennar Corp., Class B	9,841	792,889
*	LGI Homes, Inc.	24,836	4,117,312
	Lifetime Brands, Inc.	19,138	277,501
*	Lincoln Educational Services Corp.	12,212	78,401
#*	Lindblad Expeditions Holdings, Inc.	5,561	91,145
*	Liquidity Services, Inc.	37,467	671,783
#	Lithia Motors, Inc., Class A	30,284	11,640,564
*	LKQ Corp.	249,592	11,658,442
*	Lovesac Co. (The)	792	58,030
*	Luby’s, Inc.	16,037	59,337

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lumber Liquidators Holdings, Inc.	4,906	$117,597
*	M/I Homes, Inc.	42,211	2,942,951
	Macy’s, Inc.	263,459	4,368,150
#*	Magnite, Inc.	51,152	2,048,638
*	Malibu Boats, Inc., Class A	17,983	1,499,063
	Marine Products Corp.	15,913	276,250
*	MarineMax, Inc.	26,965	1,531,612
*	Marriott Vacations Worldwide Corp.	35,897	6,376,384
*	MasterCraft Boat Holdings, Inc.	18,751	531,778
#*	Mattel, Inc.	104,176	2,235,617
	McDonald’s Corp.	1,857	438,401
	MDC Holdings, Inc.	82,456	4,836,869
»†	Media General, Inc.	38,825	3,642
*	Meritage Homes Corp.	56,607	6,022,419
	MGM Resorts International	68,254	2,779,303
*	Modine Manufacturing Co.	50,652	824,615
*	Mohawk Industries, Inc.	45,811	9,414,161
*	Monarch Casino & Resort, Inc.	5,624	424,106
#*	Monitronics International, Inc.	707	5,310
	Monro, Inc.	27,044	1,909,036
*	Motorcar Parts of America, Inc.	22,004	475,286
	Movado Group, Inc.	14,193	445,234
	Murphy USA, Inc.	37,280	5,196,832
	Nathan’s Famous, Inc.	4,206	266,787
#*	National Vision Holdings, Inc.	45,424	2,289,824
#*	Nautilus, Inc.	29,587	495,878
*	New Home Co., Inc. (The)	30,592	187,529
	Newell Brands, Inc.	295,559	7,968,271
	Nobility Homes, Inc.	1,284	43,175
	Nordstrom, Inc.	4,576	167,848
#*	Norwegian Cruise Line Holdings, Ltd.	90,575	2,812,354
*	NVR, Inc.	916	4,596,580
*	ODP Corp. (The)	36,903	1,491,988
#*	Ollie’s Bargain Outlet Holdings, Inc.	22,866	2,109,846
#	Oxford Industries, Inc.	16,622	1,516,425
	Papa John’s International, Inc.	7,165	692,999
	Patrick Industries, Inc.	24,604	2,204,518
#*	Penn National Gaming, Inc.	31,008	2,763,433
#	Penske Automotive Group, Inc.	101,131	8,868,177
*	Perdoceo Education Corp.	70,479	821,785
#	PetMed Express, Inc.	15,853	466,475
*	Planet Fitness, Inc., Class A	12,287	1,031,985
*	Playa Hotels & Resorts NV	71,600	526,976
	Polaris, Inc.	20,839	2,918,085
	Pool Corp.	5,311	2,244,004
*	Potbelly Corp.	21,040	128,554
	PulteGroup, Inc.	246,642	14,581,475
*	Purple Innovation, Inc.	8,063	274,787
	PVH Corp.	40,828	4,620,913
*	QEP Co., Inc.	1,575	46,620
*	Quotient Technology, Inc.	63,283	1,034,044
	Qurate Retail, Inc., Class A	165,348	1,967,641
	Ralph Lauren Corp.	32,901	4,385,374
	RCI Hospitality Holdings, Inc.	9,765	710,990
*	Red Robin Gourmet Burgers, Inc.	11,471	417,086
	Red Rock Resorts, Inc., Class A	21,324	781,098
#*	Regis Corp.	37,759	488,601
	Rent-A-Center, Inc.	51,114	2,941,611
*	Revolve Group, Inc.	5,190	251,663

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	RH	5,268	$3,624,489
	Rocky Brands, Inc.	7,323	385,556
	Ross Stores, Inc.	12,472	1,633,084
#	Royal Caribbean Cruises, Ltd.	67,290	5,850,866
	Ruth’s Hospitality Group, Inc.	27,514	718,391
*	Sally Beauty Holdings, Inc.	23,977	481,218
*	Scientific Games Corp., Class A	24,010	1,405,065
*	SeaWorld Entertainment, Inc.	43,023	2,355,939
*	Select Interior Concepts, Inc., Class A	1,700	12,801
	Service Corp. International	89,573	4,786,781
*	Shake Shack, Inc., Class A	11,445	1,244,644
	Shoe Carnival, Inc.	15,219	912,379
	Shutterstock, Inc.	15,749	1,372,998
*	Signet Jewelers, Ltd.	46,478	2,777,061
#	Six Flags Entertainment Corp.	2,857	134,222
*	Skechers U.S.A., Inc., Class A	99,326	4,816,318
*	Skyline Champion Corp.	43,338	1,925,507
*	Sleep Number Corp.	18,734	2,096,147
#	Smith & Wesson Brands, Inc.	64,060	1,114,644
#	Sonic Automotive, Inc., Class A	42,894	2,116,390
*	Sonos, Inc.	15,431	617,703
*	Sportsman’s Warehouse Holdings, Inc.	30,710	539,268
*	Stamps.com, Inc.	15,971	3,279,964
	Standard Motor Products, Inc.	30,561	1,308,928
	Steven Madden, Ltd.	64,835	2,636,839
*	Stoneridge, Inc.	31,731	1,055,056
	Strategic Education, Inc.	24,634	1,849,028
	Strattec Security Corp.	3,345	146,846
*	Stride, Inc.	46,169	1,321,818
	Superior Group of Cos, Inc.	15,854	399,838
*	Superior Industries International, Inc.	24,707	124,029
*	Tandy Leather Factory, Inc.	17,438	72,019
	Tapestry, Inc.	178,882	8,559,504
	Target Corp.	30,844	6,392,727
*	Taylor Morrison Home Corp.	127,306	3,973,220
	Tempur Sealy International, Inc.	87,512	3,337,708
*	Tenneco, Inc., Class A	23,806	239,726
*	Terminix Global Holdings, Inc.	69,923	3,558,381
	Texas Roadhouse, Inc.	31,806	3,403,878
#	Thor Industries, Inc.	22,804	3,228,818
*	Tilly’s, Inc., Class A	23,107	278,670
	Toll Brothers, Inc.	111,002	6,959,825
*	TopBuild Corp.	41,453	9,218,318
	Tractor Supply Co.	17,500	3,300,500
	Travel & Leisure Co.	18,662	1,204,259
*	TravelCenters of America, Inc.	10,101	277,677
*	Tri Pointe Homes, Inc.	103,909	2,475,112
*	Tupperware Brands Corp.	818	19,935
*	Turtle Beach Corp.	2,487	69,114
*	Ulta Beauty, Inc.	7,599	2,502,731
#*	Under Armour, Inc., Class A	16,694	405,831
*	Under Armour, Inc., Class C	23,767	473,201
*	Unifi, Inc.	19,615	530,193
#*	Unique Fabricating, Inc.	4,543	19,626
*	Universal Electronics, Inc.	17,436	991,237
*	Universal Technical Institute, Inc.	27,693	155,912
*	Urban Outfitters, Inc.	90,047	3,232,687
	Vail Resorts, Inc.	5,219	1,697,010
#*	Veoneer, Inc.	10,674	244,435

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vera Bradley, Inc.	28,371	$314,918
	VF Corp.	20,136	1,765,122
*	Vince Holding Corp.	1,700	19,176
*	Vista Outdoor, Inc.	58,723	1,914,957
*	Visteon Corp.	17,643	2,149,094
*	VOXX International Corp.	36,231	617,739
#*	Wayfair, Inc., Class A	300	88,671
	Wendy’s Co. (The)	59,202	1,336,189
	Weyco Group, Inc.	10,880	214,010
	Whirlpool Corp.	37,107	8,773,950
#	Williams-Sonoma, Inc.	34,547	5,898,900
	Wingstop, Inc.	6,906	1,093,979
	Winmark Corp.	2,807	540,544
	Winnebago Industries, Inc.	32,980	2,636,751
	Wolverine World Wide, Inc.	65,467	2,731,283
*	WW International, Inc.	6,975	193,487
	Wyndham Hotels & Resorts, Inc.	36,385	2,660,107
*	Wynn Resorts, Ltd.	7,052	905,477
*	YETI Holdings, Inc.	14,854	1,268,829
*	Zovio, Inc.	56,782	210,661
*	Zumiez, Inc.	33,580	1,442,933

TOTAL CONSUMER DISCRETIONARY.			666,335,692

CONSUMER STAPLES — (4.7%)
	Alico, Inc.	8,114	243,177
	Andersons, Inc. (The)	27,956	802,896
	Archer-Daniels-Midland Co.	157,835	9,964,124
	B&G Foods, Inc.	62,724	1,830,286
#*	BJ’s Wholesale Club Holdings, Inc.	19,268	860,702
*	Boston Beer Co., Inc. (The), Class A	2,249	2,735,886
#*	Bridgford Foods Corp.	4,114	58,583
	Brown-Forman Corp., Class B	800	61,024
	Bunge, Ltd.	114,831	9,694,033
	Calavo Growers, Inc.	9,846	769,268
	Cal-Maine Foods, Inc.	37,112	1,386,504
#	Campbell Soup Co.	54,815	2,617,416
	Casey’s General Stores, Inc.	19,001	4,221,832
*	Celsius Holdings, Inc.	3,888	222,782
*	Central Garden & Pet Co.	20,939	1,133,637
*	Central Garden & Pet Co., Class A	51,488	2,536,814
*	Chefs’ Warehouse, Inc. (The)	36,090	1,163,181
	Church & Dwight Co., Inc.	20,030	1,717,372
	Coca-Cola Co. (The)	64,869	3,501,629
	Coca-Cola Consolidated, Inc.	7,711	2,261,251
*	Coffee Holding Co., Inc.	1,900	8,759
	Conagra Brands, Inc.	96,132	3,565,536
	Constellation Brands, Inc., Class A	9,086	2,183,548
	Costco Wholesale Corp.	11,068	4,118,292
*	Coty, Inc., Class A.	430,982	4,314,130
*	Darling Ingredients, Inc.	223,101	15,494,364
	Edgewell Personal Care Co.	45,801	1,749,598
*	elf Beauty, Inc.	10,154	307,159
#	Energizer Holdings, Inc.	32,501	1,602,299
*	Farmer Bros Co.	18,622	189,944
	Flowers Foods, Inc.	126,752	3,036,978
	Fresh Del Monte Produce, Inc.	60,762	1,713,488
#*	Freshpet, Inc.	3,313	612,309
	General Mills, Inc.	29,702	1,807,664
*	Hain Celestial Group, Inc. (The)	37,877	1,553,336

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Herbalife Nutrition, Ltd.	22,190	$1,015,636
	Hershey Co. (The)	5,788	950,968
#	Hormel Foods Corp.	45,106	2,083,897
*	Hostess Brands, Inc.	107,436	1,642,696
#	Ingles Markets, Inc., Class A	11,945	732,109
	Ingredion, Inc.	34,017	3,177,528
	Inter Parfums, Inc.	25,661	1,888,650
	J&J Snack Foods Corp.	12,350	2,032,934
#	JM Smucker Co. (The)	36,970	4,842,700
	John B. Sanfilippo & Son, Inc.	13,938	1,225,150
#	Kellogg Co.	17,491	1,091,788
#	Keurig Dr Pepper, Inc.	96,846	3,471,929
	Kraft Heinz Co. (The)	120,003	4,954,924
	Kroger Co. (The)	303,009	11,071,949
	Lamb Weston Holdings, Inc.	5,072	408,296
	Lancaster Colony Corp.	8,895	1,642,995
*	Landec Corp.	45,500	515,060
*	Lifevantage Corp.	2,000	16,260
*	Lifeway Foods, Inc.	6,493	32,335
#	Limoneira Co.	14,670	264,940
	Mannatech, Inc.	2,353	45,789
	McCormick & Co. Inc.	23,510	2,124,364
	McCormick & Co., Inc.	2,128	193,244
	Medifast, Inc.	10,658	2,420,325
#	MGP Ingredients, Inc.	22,542	1,354,774
	Molson Coors Beverage Co., Class B	85,831	4,716,413
#	Molson Coors Brewing Co., Class A	534	32,230
	Mondelez International, Inc., Class A	66,070	4,017,717
*	Monster Beverage Corp.	26,276	2,550,086
#	National Beverage Corp.	22,246	1,080,933
#	Natura & Co. Holding SA, ADR	12,201	217,300
*	Natural Alternatives International, Inc.	8,015	120,225
	Natural Grocers by Vitamin Cottage, Inc.	19,128	300,692
	Natural Health Trends Corp.	995	7,244
	Nature’s Sunshine Products, Inc.	15,233	316,999
	Nu Skin Enterprises, Inc., Class A	31,455	1,662,711
	Oil-Dri Corp. of America.	4,973	173,707
*	Performance Food Group Co.	46,051	2,703,194
	Philip Morris International, Inc.	24,545	2,331,775
*	Pilgrim’s Pride Corp.	80,388	1,926,096
*	Post Holdings, Inc.	67,110	7,635,776
	PriceSmart, Inc.	22,970	1,930,399
	Procter & Gamble Co. (The)	90,151	12,027,946
#*	Rite Aid Corp.	3,815	66,839
*	Rocky Mountain Chocolate Factory, Inc.	5,160	31,218
*	S&W Seed Co.	14,868	56,201
	Sanderson Farms, Inc.	19,734	3,246,835
	Seaboard Corp.	535	1,914,225
*	Seneca Foods Corp., Class A	6,380	293,863
*	Seneca Foods Corp., Class B	1,251	58,184
*	Simply Good Foods Co. (The)	78,778	2,721,780
	SpartanNash Co.	30,260	586,136
	Spectrum Brands Holdings, Inc.	25,108	2,213,019
*	Sprouts Farmers Market, Inc.	64,713	1,657,300
	Sysco Corp.	17,864	1,513,617
#	Tootsie Roll Industries, Inc.	23,702	748,272
*	TreeHouse Foods, Inc.	46,507	2,213,733
	Turning Point Brands, Inc.	539	26,314
	Tyson Foods, Inc., Class A	113,483	8,789,258

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	44,952	$1,656,931
	United-Guardian, Inc.	1,872	27,369
	Universal Corp.	20,980	1,179,705
*	US Foods Holding Corp.	57,892	2,400,202
*	USANA Health Sciences, Inc.	17,314	1,558,087
	Vector Group, Ltd.	33,478	436,888
#*	Veru, Inc.	14,000	123,760
	Village Super Market, Inc., Class A	10,832	264,084
	Walgreens Boots Alliance, Inc.	178,505	9,478,616
	Walmart, Inc.	66,928	9,363,897
#	WD-40 Co.	6,701	1,666,807
	Weis Markets, Inc.	22,288	1,155,633

TOTAL CONSUMER STAPLES.			238,441,257

ENERGY — (4.3%)
	Adams Resources & Energy, Inc.	4,112	108,968
#	Antero Midstream Corp.	162,682	1,405,572
*	Antero Resources Corp.	145,061	1,308,450
	APA Corp.	21,097	421,940
	Arch Resources, Inc.	13,181	585,368
	Archrock, Inc.	129,884	1,213,117
#*	Ardmore Shipping Corp.	11,393	44,661
*	Aspen Aerogels, Inc.	12,224	222,844
#	Baker Hughes Co.	164,450	3,302,156
	Berry Corp.	25,575	156,263
*	Bonanza Creek Energy, Inc.	22,765	753,294
*	Bristow Group, Inc.	4,208	111,344
	Cabot Oil & Gas Corp.	153,043	2,551,227
	Cactus, Inc., Class A	10,476	312,290
*	ChampionX Corp.	91,008	1,912,078
*	Cheniere Energy, Inc.	10,173	788,611
	Chevron Corp.	120,596	12,429,830
	Cimarex Energy Co.	37,436	2,478,263
*	Clean Energy Fuels Corp.	161,671	1,778,381
*	CNX Resources Corp.	179,159	2,404,314
	ConocoPhillips.	199,230	10,188,622
*	CONSOL Energy, Inc.	22,109	194,117
#*	Continental Resources, Inc.	38,357	1,044,845
	Core Laboratories NV	9,108	256,663
#	CVR Energy, Inc.	49,655	1,057,155
#*	Dawson Geophysical Co.	42,481	97,706
	Delek US Holdings, Inc.	62,550	1,484,311
	Devon Energy Corp.	354,481	8,287,766
	DHT Holdings, Inc.	145,794	860,185
	Diamondback Energy, Inc.	63,179	5,163,620
	DMC Global, Inc.	11,853	640,062
*	Dorian LPG, Ltd.	20,665	274,638
*	Dril-Quip, Inc.	29,802	913,431
*	Earthstone Energy, Inc., Class A	8,839	62,050
	EnLink Midstream LLC	117,486	543,960
	EOG Resources, Inc.	115,920	8,536,349
*	EQT Corp.	227,710	4,349,261
	Equitrans Midstream Corp.	139,653	1,139,568
	Evolution Petroleum Corp.	27,987	92,637
*	Exterran Corp.	28,147	92,322
	Exxon Mobil Corp.	246,853	14,129,866
*	Frank’s International NV	123,722	402,096
	GasLog, Ltd.	71,551	415,711
*	Geospace Technologies Corp.	11,604	87,262

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Goodrich Petroleum Corp.	10,368	$104,198
*	Green Plains, Inc.	36,099	1,075,750
*	Gulf Island Fabrication, Inc.	13,000	54,080
	Halliburton Co.	271,986	5,320,046
*	Helix Energy Solutions Group, Inc.	127,430	546,675
	Helmerich & Payne, Inc.	60,160	1,541,901
	Hess Corp.	63,381	4,722,518
	HollyFrontier Corp.	169,076	5,917,660
	International Seaways, Inc.	25,592	452,467
	Kinder Morgan, Inc.	259,342	4,421,781
*	Laredo Petroleum, Inc.	2,590	104,999
	Liberty Oilfield Services, Inc., Class A	48,945	572,656
*	Magnolia Oil & Gas Corp., Class A	28,835	324,682
	Marathon Oil Corp.	344,761	3,882,009
	Marathon Petroleum Corp.	137,887	7,673,412
	Matador Resources Co.	96,926	2,550,123
*	Mind Technology, Inc.	23,880	55,402
	Murphy Oil Corp.	130,435	2,208,265
	Nabors Industries, Ltd.	13,224	1,069,160
	NACCO Industries, Inc., Class A	6,859	158,649
*	Natural Gas Services Group, Inc.	11,623	104,607
#	New Fortress Energy, Inc.	5,225	222,167
*	Newpark Resources, Inc.	62,867	178,542
*	NexTier Oilfield Solutions, Inc.	139,613	501,211
	NOV, Inc.	196,332	2,935,163
	Occidental Petroleum Corp.	423,357	10,736,334
*	Oceaneering International, Inc.	83,138	893,733
*	Oil States International, Inc.	51,827	290,749
	ONEOK, Inc.	88,261	4,619,581
*	Par Pacific Holdings, Inc.	45,940	697,829
	Patterson-UTI Energy, Inc.	157,381	1,063,896
*	PBF Energy, Inc., Class A	49,554	702,676
*	PDC Energy, Inc.	81,735	2,984,145
#*	Penn Virginia Corp.	13,367	182,192
	Phillips 66	57,171	4,625,706
	PHX Minerals, Inc.	4,753	13,736
	Pioneer Natural Resources Co.	100,634	15,480,528
#*	PrimeEnergy Resources Corp.	908	38,381
*	ProPetro Holding Corp.	85,683	825,127
*	Range Resources Corp.	212,649	2,088,213
#*	Renewable Energy Group, Inc.	44,851	2,490,128
*	REX American Resources Corp.	5,039	406,798
#*	RPC, Inc.	21,678	105,355
	Schlumberger, N.V	237,907	6,435,384
	Scorpio Tankers, Inc.	49,862	904,497
#*	SEACOR Marine Holdings, Inc.	12,978	59,829
*	Select Energy Services, Inc., Class A	47,597	229,893
	SFL Corp., Ltd.	102,438	794,919
*	SilverBow Resources, Inc.	3,866	37,539
	Solaris Oilfield Infrastructure, Inc., Class A	24,660	269,780
#*	Southwestern Energy Co.	695,371	2,969,234
*	Talos Energy, Inc.	45,244	506,280
	Targa Resources Corp.	117,021	4,059,458
*	Technip Energies NV, ADR	13,425	190,769
	TechnipFMC P.L.C.	140,657	1,040,862
*	Teekay Corp.	200	644
*	Teekay Tankers, Ltd., Class A	23,512	315,296
*	Tidewater, Inc.	19,226	235,711
#*	Transocean, Ltd.	196,599	633,049

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	US Silica Holdings, Inc.	62,748	$668,266
	Valero Energy Corp.	69,781	5,161,003
	Williams Cos., Inc. (The)	238,250	5,803,770
	World Fuel Services Corp.	62,094	1,920,567

TOTAL ENERGY			221,783,154

FINANCIALS — (21.7%)
	1st Constitution Bancorp	11,206	214,931
	1st Source Corp.	39,221	1,866,527
	ACNB Corp.	7,905	217,387
	Affiliated Managers Group, Inc.	29,014	4,676,186
*	Affinity Bancshares, Inc.	1,518	18,838
	Aflac, Inc.	99,662	5,354,839
*	Alleghany Corp.	5,549	3,767,605
	Allegiance Bancshares, Inc.	6,934	274,586
	Allstate Corp. (The)	87,661	11,115,415
	Ally Financial, Inc.	208,481	10,726,347
	Altabancorp.	12,480	521,040
	A-Mark Precious Metals, Inc.	6,646	247,696
*	Ambac Financial Group, Inc.	45,169	774,648
	American Equity Investment Life Holding Co.	79,259	2,455,444
	American Express Co.	42,837	6,569,054
	American Financial Group, Inc.	54,965	6,753,000
	American International Group, Inc.	111,199	5,387,592
	American National Bankshares, Inc.	9,565	325,497
	American National Group, Inc.	20,075	2,275,501
	American River Bankshares.	1,900	37,487
	Ameriprise Financial, Inc.	18,132	4,685,309
	Ameris Bancorp	58,199	3,147,984
	AMERISAFE, Inc.	21,486	1,333,851
	AmeriServ Financial, Inc.	15,921	66,868
	Ames National Corp.	7,690	194,403
#	Aon P.L.C., Class A	7,454	1,874,234
*	Arch Capital Group, Ltd.	127,389	5,058,617
	Ares Management Corp., Class A	4,739	248,892
	Argo Group International Holdings, Ltd.	29,430	1,535,657
	Arrow Financial Corp.	14,904	526,856
	Arthur J Gallagher & Co.	14,066	2,038,867
	Artisan Partners Asset Management, Inc., Class A	20,958	1,067,181
	Associated Banc-Corp.	125,354	2,743,999
	Associated Capital Group, Inc., Class A	1,469	52,487
	Assurant, Inc.	44,325	6,896,970
	Assured Guaranty, Ltd.	66,849	3,399,272
*	Athene Holding, Ltd., Class A	102,058	6,089,801
	Atlantic American Corp.	5,179	21,182
*	Atlantic Capital Bancshares, Inc.	16,517	441,830
	Atlantic Union Bankshares Corp.	72,661	2,809,801
*	Atlanticus Holdings Corp.	19,831	619,917
#	Auburn National BanCorp, Inc.	2,722	96,631
	Axis Capital Holdings, Ltd.	60,326	3,366,191
*	Axos Financial, Inc.	53,309	2,406,901
	Banc of California, Inc.	51,663	924,768
	BancFirst Corp.	39,183	2,723,610
*	Bancorp, Inc. (The)	46,575	1,034,198
	BancorpSouth Bank.	87,400	2,586,166
	Bank of America Corp.	491,054	19,902,419
	Bank of Commerce Holdings.	11,986	154,739
	Bank of Hawaii Corp.	33,585	3,052,541
	Bank of Marin Bancorp	9,466	335,286

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bank of New York Mellon Corp. (The)	144,981	$7,231,652
	Bank of NT Butterfield & Son, Ltd. (The)	55,230	2,166,121
#	Bank of South Carolina Corp.	3,898	77,960
	Bank OZK	80,917	3,316,788
	BankFinancial Corp.	21,510	224,134
	BankUnited, Inc.	77,053	3,591,440
	Bankwell Financial Group, Inc.	3,662	98,911
	Banner Corp.	30,084	1,709,975
	Bar Harbor Bankshares.	11,642	333,660
*	Baycom Corp.	5,500	99,495
	BCB Bancorp, Inc.	10,545	145,205
*	Berkshire Hathaway, Inc., Class B	110,049	30,257,973
	Berkshire Hills Bancorp, Inc.	41,138	912,852
	BGC Partners, Inc., Class A	127,988	678,336
	BlackRock, Inc.	6,183	5,065,732
*	Blucora, Inc.	51,074	735,210
	BOK Financial Corp.	50,377	4,430,153
	Boston Private Financial Holdings, Inc.	65,834	969,076
*	Bridgewater Bancshares, Inc.	1,700	28,747
*	Brighthouse Financial, Inc.	71,314	3,336,782
	BrightSphere Investment Group, Inc.	24,798	558,203
	Brookline Bancorp, Inc.	93,270	1,501,647
	Brown & Brown, Inc.	39,544	2,102,950
	Bryn Mawr Bank Corp.	22,131	1,017,141
	Byline Bancorp, Inc.	5,600	127,120
	C&F Financial Corp.	4,203	177,283
	Cadence BanCorp.	100,887	2,244,736
	California First National Bancorp	3,253	59,855
	Cambridge Bancorp.	3,750	328,312
	Camden National Corp.	18,715	893,080
*	Cannae Holdings, Inc.	74,786	2,969,004
	Capital City Bank Group, Inc.	15,372	388,450
	Capital One Financial Corp.	51,004	7,603,676
	Capitol Federal Financial, Inc.	174,698	2,257,972
	Capstar Financial Holdings, Inc.	2,201	42,237
	Cathay General Bancorp	70,157	2,839,955
	Cboe Global Markets, Inc.	21,537	2,247,817
	CBTX, Inc.	10,878	340,155
*	CCUR Holdings, Inc.	2	15,550
	Central Pacific Financial Corp.	40,073	1,079,967
	Central Valley Community Bancorp	4,680	91,915
	Century Bancorp, Inc., Class A	4,065	464,426
	Charles Schwab Corp. (The)	141,226	9,942,310
#	Chemung Financial Corp.	3,608	153,340
	Chubb, Ltd.	25,440	4,365,250
	Cincinnati Financial Corp.	65,992	7,435,979
	CIT Group, Inc.	36,396	1,939,543
	Citigroup, Inc.	117,753	8,388,724
	Citizens & Northern Corp.	5,780	142,766
#	Citizens Community Bancorp, Inc.	4,408	57,304
	Citizens Financial Group, Inc.	97,760	4,524,333
#	Citizens Holding Co.	2,806	53,595
#*	Citizens, Inc.	46,149	269,510
	City Holding Co.	13,464	1,042,114
	Civista Bancshares, Inc.	12,586	291,114
	CME Group, Inc.	14,913	3,012,277
	CNA Financial Corp.	18,368	862,010
	CNB Financial Corp.	13,535	344,601
	CNO Financial Group, Inc.	235,316	6,007,617

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Coastal Financial Corp.	800	$23,816
	Codorus Valley Bancorp, Inc.	8,409	154,726
	Cohen & Steers, Inc.	29,832	2,029,173
#	Colony Bankcorp, Inc.	5,499	85,729
	Columbia Banking System, Inc.	63,064	2,745,176
*	Columbia Financial, Inc.	44,039	804,593
	Comerica, Inc.	55,683	4,185,134
#	Commerce Bancshares, Inc.	64,618	5,027,927
	Community Bank System, Inc.	54,753	4,250,475
	Community Bankers Trust Corp.	24,209	202,871
#	Community Financial Corp. (The)	3,756	135,667
	Community Trust Bancorp, Inc.	20,488	912,945
	Community West Bancshares.	2,872	35,527
	ConnectOne Bancorp, Inc.	34,400	933,960
#*	Consumer Portfolio Services, Inc.	54,459	236,897
#	County Bancorp, Inc.	7,540	178,246
	Cowen, Inc., Class A	18,912	746,835
	Crawford & Co., Class A	44,722	469,134
	Crawford & Co., Class B	32,131	305,887
#*	Credit Acceptance Corp.	9,554	3,771,824
	Cullen/Frost Bankers, Inc.	37,986	4,560,599
*	Customers Bancorp, Inc.	25,241	871,319
	CVB Financial Corp.	123,991	2,629,849
	Diamond Hill Investment Group, Inc.	4,348	743,508
	Dime Community Bancshares, Inc.	40,119	1,328,741
	Discover Financial Services	54,950	6,264,300
	Donegal Group, Inc., Class A	35,339	545,281
	Donegal Group, Inc., Class B	3,821	55,405
*	Donnelley Financial Solutions, Inc.	33,283	1,017,128
	Eagle Bancorp Montana, Inc.	4,214	98,565
	Eagle Bancorp, Inc.	25,813	1,378,672
	East West Bancorp, Inc.	76,183	5,801,335
#*	eHealth, Inc.	13,573	960,154
	Elmira Savings Bank	1,680	22,445
	Emclaire Financial Corp.	500	13,250
	Employers Holdings, Inc.	22,431	908,007
*	Encore Capital Group, Inc.	25,358	997,584
*	Enova International, Inc.	37,642	1,288,862
*	Enstar Group, Ltd.	15,614	3,921,925
	Enterprise Bancorp, Inc.	6,505	226,569
	Enterprise Financial Services Corp.	29,975	1,472,672
#	Equitable Holdings, Inc.	229,064	7,840,861
*	Equity Bancshares, Inc., Class A	10,114	295,936
#	Erie Indemnity Co., Class A.	5,762	1,233,183
#*	Esquire Financial Holdings, Inc.	826	18,957
	ESSA Bancorp, Inc.	11,606	180,125
	Essent Group, Ltd.	36,623	1,925,637
	Evans Bancorp, Inc.	4,676	172,825
	Evercore, Inc., Class A	18,978	2,659,387
	Everest Re Group, Ltd.	19,038	5,272,574
*	EZCORP, Inc., Class A	41,727	234,923
	FactSet Research Systems, Inc.	4,329	1,455,496
	Farmers & Merchants Bancorp, Inc.	2,553	59,996
	Farmers National Banc Corp.	15,024	249,098
	FB Financial Corp.	47,861	2,008,248
	FBL Financial Group, Inc., Class A	28,691	1,626,493
	Federal Agricultural Mortgage Corp., Class A	987	85,257
	Federal Agricultural Mortgage Corp., Class C	13,008	1,338,003
	Federated Hermes, Inc.	61,326	1,766,189

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FedNat Holding Co.	13,491	$68,669
#	Fidelity D&D Bancorp, Inc.	50	2,813
	Fidelity National Financial, Inc.	169,050	7,712,061
	Fifth Third Bancorp.	219,351	8,892,490
	Financial Institutions, Inc.	11,169	356,626
	First American Financial Corp.	115,402	7,443,429
	First BanCorp.	238,463	2,997,480
#	First BanCorp.	26,022	1,103,333
	First Bancorp, Inc. (The)	10,347	292,717
	First Bancshares, Inc.	700	10,220
	First Bancshares, Inc. (The)	4,666	182,534
	First Bank.	10,678	135,504
	First Busey Corp.	45,877	1,146,007
	First Business Financial Services, Inc.	8,680	229,673
#	First Capital, Inc.	2,700	121,716
	First Choice Bancorp	1,433	45,885
	First Citizens BancShares, Inc., Class A	9,963	8,642,504
	First Commonwealth Financial Corp.	86,213	1,249,226
	First Community Bancshares, Inc.	17,730	518,071
#	First Community Corp.	8,626	158,718
	First Financial Bancorp.	76,850	1,883,593
#	First Financial Bankshares, Inc.	69,371	3,404,729
	First Financial Corp.	13,801	610,556
	First Financial Northwest, Inc.	19,410	264,170
	First Foundation, Inc.	38,320	912,016
#	First Guaranty Bancshares, Inc.	387	6,722
	First Hawaiian, Inc.	10,800	296,568
	First Horizon Corp.	502,227	9,185,732
	First Internet Bancorp	7,590	260,716
	First Interstate BancSystem, Inc., Class A	37,577	1,764,992
	First Merchants Corp.	58,833	2,718,673
	First Mid Bancshares, Inc.	3,878	168,848
	First Midwest Bancorp, Inc.	94,191	1,975,185
	First Northwest Bancorp.	8,648	145,113
	First of Long Island Corp. (The)	21,178	450,880
	First Republic Bank.	32,286	5,916,087
	First Savings Financial Group, Inc.	2,168	149,158
	First United Corp.	7,908	133,803
	First US Bancshares, Inc.	1,708	17,575
#*	First Western Financial, Inc.	622	15,967
	FirstCash, Inc.	41,450	2,985,643
	Flagstar Bancorp, Inc.	43,958	2,045,805
	Flushing Financial Corp.	39,237	913,045
	FNB Corp.	264,973	3,415,502
	Franklin Resources, Inc.	104,456	3,133,680
	FS Bancorp, Inc.	3,189	217,968
	Fulton Financial Corp.	133,429	2,274,964
#*	FVCBankcorp, Inc.	4,482	78,838
	GAMCO Investors, Inc., Class A	4,141	81,495
*	Genworth Financial, Inc., Class A	1,063	4,592
	German American Bancorp, Inc.	28,444	1,232,479
	Glacier Bancorp, Inc.	72,780	4,290,381
	Global Indemnity Group LLC, Class A	16,069	462,144
	Globe Life, Inc.	46,681	4,784,336
	Goldman Sachs Group, Inc. (The)	20,499	7,142,877
	Great Southern Bancorp, Inc.	13,597	767,007
	Great Western Bancorp, Inc.	44,062	1,456,249
*	Green Dot Corp., Class A	36,636	1,676,463
	Greenhill & Co., Inc.	6,333	96,135

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Greenlight Capital Re, Ltd., Class A	23,521	$217,099
	Guaranty Bancshares, Inc.	2,945	114,561
	Guaranty Federal Bancshares, Inc.	2,787	67,167
*	Hallmark Financial Services, Inc.	14,530	57,684
	Hamilton Lane, Inc., Class A	6,231	563,594
	Hancock Whitney Corp.	71,063	3,285,953
	Hanmi Financial Corp.	22,583	458,435
	Hanover Insurance Group, Inc. (The)	24,764	3,425,109
	HarborOne Bancrop, Inc.	14,730	210,786
	Harleysville Financial Corp.	1,624	40,974
	Hartford Financial Services Group, Inc. (The)	169,500	11,180,220
	Hawthorn Bancshares, Inc.	6,495	139,902
#	HCI Group, Inc.	21,359	1,568,178
	Heartland Financial USA, Inc.	43,020	2,162,615
#	Hennessy Advisors, Inc.	7,210	69,793
	Heritage Commerce Corp.	47,956	578,829
	Heritage Financial Corp.	29,911	840,499
	Heritage Insurance Holdings, Inc.	14,491	132,013
	Hilltop Holdings, Inc.	93,828	3,302,746
	Hingham Institution For Savings (The)	1,835	558,097
*	HMN Financial, Inc.	2,450	49,686
	Home Bancorp, Inc.	7,804	296,084
	Home BancShares, Inc.	137,523	3,827,265
	HomeStreet, Inc.	26,378	1,077,278
	HomeTrust Bancshares, Inc.	9,675	265,095
	Hope Bancorp, Inc.	105,697	1,586,512
	Horace Mann Educators Corp.	34,565	1,386,056
	Horizon Bancorp, Inc.	34,426	631,373
	Houlihan Lokey, Inc.	25,633	1,698,699
*	Howard Bancorp, Inc.	12,658	213,161
	Huntington Bancshares, Inc.	451,682	6,919,768
	IF Bancorp, Inc.	779	17,263
	Independence Holding Co.	10,638	468,072
	Independent Bank Corp.	33,790	2,767,401
	Independent Bank Corp.	20,166	475,111
	Independent Bank Group, Inc.	35,445	2,676,452
	Interactive Brokers Group, Inc., Class A	22,947	1,641,169
	Intercontinental Exchange, Inc.	33,150	3,902,086
	International Bancshares Corp.	67,107	3,180,201
	Invesco, Ltd.	171,277	4,624,479
	Investar Holding Corp.	8,770	193,905
	Investors Bancorp, Inc.	206,884	3,028,782
	Investors Title Co.	2,106	371,562
	James River Group Holdings, Ltd.	25,507	1,201,635
	Janus Henderson Group P.L.C.	96,620	3,322,762
	Jefferies Financial Group, Inc.	147,940	4,809,529
	JPMorgan Chase & Co.	273,311	42,037,965
	Kearny Financial Corp.	69,851	892,696
	Kemper Corp.	69,177	5,399,957
	Kentucky First Federal Bancorp	2,320	16,008
	KeyCorp.	240,599	5,235,434
	Kingstone Cos., Inc.	8,547	71,624
	Kinsale Capital Group, Inc.	4,029	701,086
	KKR & Co., Inc.	56,329	3,187,095
	Lake Shore Bancorp, Inc.	802	11,870
	Lakeland Bancorp, Inc.	42,030	762,004
	Lakeland Financial Corp.	25,757	1,680,129
	Landmark Bancorp, Inc.	4,371	105,123
	Lazard, Ltd., Class A	51,495	2,316,760

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	LCNB Corp.	12,830	$232,480
*	LendingClub Corp.	57,279	881,524
#*	LendingTree, Inc.	2,504	517,051
#*	Limestone Bancorp, Inc.	1,669	26,404
	Lincoln National Corp.	101,051	6,480,401
	Live Oak Bancshares, Inc.	36,024	2,304,095
	Loews Corp.	71,772	4,001,289
	LPL Financial Holdings, Inc.	27,244	4,269,135
	Luther Burbank Corp.	900	10,026
	M&T Bank Corp.	54,111	8,532,764
	Macatawa Bank Corp.	32,331	309,408
	Mackinac Financial Corp.	7,896	171,343
*	Magyar Bancorp, Inc.	1,971	25,938
*	Maiden Holdings, Ltd.	78,057	290,372
*	Malvern Bancorp, Inc.	7,376	134,464
*	Markel Corp.	5,050	5,940,921
	MarketAxess Holdings, Inc.	531	259,372
	Marlin Business Services Corp.	11,563	260,746
	Marsh & McLennan Cos., Inc.	13,535	1,836,699
*	MBIA, Inc.	246,439	2,469,319
	Mercantile Bank Corp.	14,578	470,578
	Merchants Bancorp	4,398	179,394
	Mercury General Corp.	45,463	2,830,981
	Meridian Bancorp, Inc.	59,038	1,305,330
	Meta Financial Group, Inc.	39,542	1,947,839
	MetLife, Inc.	82,297	5,236,558
*	Metropolitan Bank Holding Corp.	700	43,995
	MGIC Investment Corp.	70,927	1,080,927
#	Mid Penn Bancorp, Inc.	1,913	51,632
	Middlefield Banc Corp.	6,786	151,871
	Midland States Bancorp, Inc.	6,782	191,117
	MidWestOne Financial Group, Inc.	9,912	312,823
#*	MMA Capital Holdings, Inc.	6,820	116,486
	Moelis & Co., Class A	29,526	1,602,671
	Morgan Stanley.	187,292	15,460,955
	Morningstar, Inc.	5,538	1,467,625
*	Mr Cooper Group, Inc.	74,750	2,577,380
	MSCI, Inc.	5,409	2,627,530
	MVB Financial Corp.	8,380	337,546
	Nasdaq, Inc.	22,918	3,702,174
	National Bank Holdings Corp., Class A	38,269	1,526,933
#	National Bankshares, Inc.	4,963	178,122
	National Western Life Group, Inc., Class A	3,710	850,703
	Navient Corp.	149,752	2,520,326
	NBT Bancorp, Inc.	49,907	1,890,976
	Nelnet, Inc., Class A	29,960	2,223,931
	New York Community Bancorp, Inc.	230,792	2,760,272
»	NewStar Financial, Inc.	48,901	4,968
*	NI Holdings, Inc.	12,427	237,977
*	Nicholas Financial, Inc.	8,010	83,384
*	Nicolet Bankshares, Inc.	2,244	178,981
*	NMI Holdings, Inc., Class A	70,691	1,826,655
	Northeast Bank.	2,442	68,791
	Northern Trust Corp.	85,297	9,706,799
	Northfield Bancorp, Inc.	43,566	704,898
	Northrim BanCorp, Inc.	7,507	320,174
	Northwest Bancshares, Inc.	107,921	1,515,211
#	Norwood Financial Corp.	2,461	62,731
#	Oak Valley Bancorp	4,505	79,919

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	OceanFirst Financial Corp.	49,664	$1,135,319
#	Oconee Federal Financial Corp.	1,780	41,794
	OFG Bancorp	44,558	1,055,579
#	Ohio Valley Banc Corp.	2,002	44,805
	Old National Bancorp.	164,425	3,107,632
#	Old Point Financial Corp.	4,109	90,480
	Old Republic International Corp.	241,850	5,954,347
	Old Second Bancorp, Inc.	14,324	189,220
	OneMain Holdings, Inc.	60,417	3,435,915
	Oppenheimer Holdings, Inc., Class A	9,819	502,438
	Origin Bancorp, Inc.	8,427	368,513
	Orrstown Financial Services, Inc.	9,962	236,199
*	Pacific Mercantile Bancorp.	17,747	153,866
	Pacific Premier Bancorp, Inc.	79,983	3,521,651
	PacWest Bancorp	92,427	4,012,256
*	Palomar Holdings, Inc.	1,239	87,176
#	Park National Corp.	14,712	1,840,324
	Parke Bancorp, Inc.	11,518	243,260
	Pathfinder Bancorp, Inc.	1,218	17,978
#*	Patriot National Bancorp, Inc.	120	1,117
#	PCB Bancorp	2,869	45,330
	PCSB Financial Corp.	7,544	131,945
	Peapack-Gladstone Financial Corp.	15,604	499,328
	Penns Woods Bancorp, Inc.	7,925	190,200
	Peoples Bancorp of North Carolina, Inc.	3,626	84,740
	Peoples Bancorp, Inc.	17,088	571,252
	Peoples Financial Services Corp.	557	23,756
	People’s United Financial, Inc.	274,473	4,976,195
	Pinnacle Financial Partners, Inc.	64,404	5,644,367
	Piper Sandler Cos	16,627	1,928,566
	PJT Partners, Inc., Class A	5,350	393,385
#	Plumas Bancorp	5,164	137,104
	PNC Financial Services Group, Inc. (The)	32,276	6,033,998
	Popular, Inc.	87,124	6,443,691
*	PRA Group, Inc.	36,491	1,374,981
	Preferred Bank.	12,620	827,115
	Premier Financial Bancorp, Inc.	13,160	249,250
	Premier Financial Corp.	29,357	927,388
	Primerica, Inc.	34,008	5,433,458
	Primis Financial Corp.	13,019	186,823
	Principal Financial Group, Inc.	80,054	5,113,049
	ProAssurance Corp.	44,363	1,109,075
	PROG Holdings, Inc.	75,103	3,825,747
	Progressive Corp. (The)	31,737	3,197,185
	Prosperity Bancshares, Inc.	84,344	6,187,476
	Protective Insurance Corp., Class A	1,285	29,516
	Protective Insurance Corp., Class B	10,197	234,531
#	Provident Bancorp, Inc.	15,467	253,195
	Provident Financial Holdings, Inc.	7,891	128,308
	Provident Financial Services, Inc.	63,825	1,504,355
#	Prudential Bancorp, Inc.	8,982	124,401
	Prudential Financial, Inc.	99,976	10,033,591
	Pzena Investment Management, Inc., Class A	5,580	58,757
	QCR Holdings, Inc.	12,408	598,314
	Radian Group, Inc.	118,291	2,914,690
*	Randolph Bancorp, Inc.	4,141	84,145
	Raymond James Financial, Inc.	57,639	7,538,028
	RBB Bancorp	2,547	53,691
	Regional Management Corp.	18,076	700,083

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	256,883	$5,600,049
	Reinsurance Group of America, Inc.	30,108	3,929,997
	RenaissanceRe Holdings, Ltd.	33,797	5,705,272
	Renasant Corp.	47,151	1,986,472
	Republic Bancorp, Inc., Class A	15,725	706,524
#*	Republic First Bancorp, Inc.	30,941	123,455
	Riverview Bancorp, Inc.	17,817	122,759
	RLI Corp.	32,401	3,611,415
	S&T Bancorp, Inc.	33,330	1,098,223
#*	Safeguard Scientifics, Inc.	16,646	102,539
	Safety Insurance Group, Inc.	11,824	969,923
	Salisbury Bancorp, Inc.	1,317	61,201
	Sandy Spring Bancorp, Inc.	42,419	1,924,126
	Santander Consumer USA Holdings, Inc.	181,899	6,173,652
	SB Financial Group, Inc.	4,442	79,334
*	Seacoast Banking Corp. of Florida	41,918	1,523,719
*	Security National Financial Corp., Class A	8,099	68,356
	SEI Investments Co.	55,511	3,410,596
#*	Select Bancorp, Inc.	17,436	205,570
	Selective Insurance Group, Inc.	61,846	4,708,954
	ServisFirst Bancshares, Inc.	43,676	2,762,070
	Severn Bancorp, Inc.	9,402	111,320
	Shore Bancshares, Inc.	10,033	168,956
	Sierra Bancorp	16,552	448,063
	Signature Bank	38,249	9,620,006
	Silvercrest Asset Management Group, Inc., Class A	7,061	98,219
*	Silvergate Capital Corp., Class A	1,200	128,664
	Simmons First National Corp., Class A	89,842	2,560,497
*	SiriusPoint, Ltd.	76,024	804,334
	SLM Corp.	282,090	5,545,889
	SmartFinancial, Inc.	2,623	62,139
	Sound Financial Bancorp, Inc.	1,602	60,924
	South State Corp.	69,183	5,833,511
*	Southern First Bancshares, Inc.	8,205	422,557
	Southern Missouri Bancorp, Inc.	3,699	154,951
	Southside Bancshares, Inc.	36,678	1,472,622
	Spirit of Texas Bancshares, Inc.	1,223	28,337
	State Auto Financial Corp.	35,963	678,981
	State Street Corp.	97,744	8,205,609
	Sterling Bancorp	159,439	4,006,702
*	Sterling Bancorp, Inc.	2,300	11,385
	Stewart Information Services Corp.	21,871	1,282,734
	Stifel Financial Corp.	106,504	7,369,012
	Stock Yards Bancorp, Inc.	29,693	1,519,094
*	StoneX Group, Inc.	15,702	997,391
	Summit Financial Group, Inc.	4,130	107,587
	Summit State Bank	4,239	69,435
*	SVB Financial Group	17,899	10,235,185
	Synchrony Financial	207,888	9,093,021
	Synovus Financial Corp.	128,004	5,998,267
	T Rowe Price Group, Inc.	26,566	4,760,627
	TCF Financial Corp.	47,787	2,175,264
	Territorial Bancorp, Inc.	6,135	154,295
*	Texas Capital Bancshares, Inc.	41,358	2,838,400
	TFS Financial Corp.	44,220	864,943
	Timberland Bancorp, Inc.	8,054	226,640
	Tiptree, Inc.	69,777	698,468
	Tompkins Financial Corp.	18,337	1,433,037
	Towne Bank	64,511	1,998,551

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Tradeweb Markets, Inc., Class A	14,031	$1,140,440
	Travelers Cos., Inc. (The)	74,557	11,530,986
	TriCo Bancshares.	34,001	1,573,566
*	TriState Capital Holdings, Inc.	26,215	625,752
*	Triumph Bancorp, Inc.	21,957	1,946,049
	Truist Financial Corp.	85,027	5,042,951
*	Trupanion, Inc.	5,131	416,124
	TrustCo Bank Corp. NY	78,508	574,286
	Trustmark Corp.	61,441	1,991,303
	U.S. Bancorp	110,257	6,543,753
	UMB Financial Corp.	39,371	3,820,168
	Umpqua Holdings Corp.	180,544	3,365,340
	Union Bankshares, Inc.	2,000	66,000
#	United Bancorp, Inc.	1,000	15,000
	United Bancshares, Inc.	2,040	60,058
	United Bankshares, Inc.	137,349	5,393,695
	United Community Banks, Inc.	59,636	1,951,290
	United Fire Group, Inc.	21,236	642,601
	United Insurance Holdings Corp.	41,540	232,209
	United Security Bancshares	16,748	138,673
	Unity Bancorp, Inc.	6,471	142,686
	Universal Insurance Holdings, Inc.	58,636	817,972
	Univest Financial Corp.	25,846	721,879
	Unum Group	128,011	3,617,591
	Valley National Bancorp.	290,252	3,996,770
	Value Line, Inc.	3,433	104,844
	Veritex Holdings, Inc.	40,314	1,361,807
#	Victory Capital Holdings, Inc., Class A	1,624	45,066
	Virtu Financial, Inc., Class A	27,030	800,899
	Virtus Investment Partners, Inc.	7,580	2,072,827
#	Voya Financial, Inc.	87,328	5,922,585
	Waddell & Reed Financial, Inc., Class A	60,643	1,514,862
	Walker & Dunlop, Inc.	35,100	3,890,835
	Washington Federal, Inc.	76,334	2,484,672
	Washington Trust Bancorp, Inc.	13,407	684,427
	Waterstone Financial, Inc.	23,194	456,922
	Webster Financial Corp.	73,942	3,912,271
	Wells Fargo & Co.	220,608	9,938,390
	WesBanco, Inc.	56,508	2,050,675
	West BanCorp, Inc.	20,480	537,805
	Westamerica BanCorp.	28,065	1,779,321
	Western Alliance Bancorp.	99,645	10,469,700
	Western New England Bancorp, Inc.	33,957	275,052
	Westwood Holdings Group, Inc.	6,970	126,087
	White Mountains Insurance Group, Ltd.	2,746	3,200,271
	Willis Towers Watson P.L.C.	24,960	6,461,146
	Wintrust Financial Corp.	47,223	3,640,893
	WisdomTree Investments, Inc.	110,462	749,485
#*	World Acceptance Corp.	9,717	1,270,401
	WR Berkley Corp.	48,871	3,895,996
	WSFS Financial Corp.	44,629	2,280,096
	WVS Financial Corp.	1,627	26,113
	Zions Bancorp NA	108,744	6,067,915

TOTAL FINANCIALS			1,112,780,861

HEALTH CARE — (9.4%)
*	10X Genomics Inc., Class A	430	85,054
	Abbott Laboratories	63,378	7,610,430
	AbbVie, Inc.	33,305	3,713,507

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	ABIOMED, Inc.	2,919	$936,211
*	Acadia Healthcare Co., Inc.	83,731	5,100,892
*	ACADIA Pharmaceuticals, Inc.	13,510	277,766
*	Acceleron Pharma, Inc.	7,242	905,033
#*	Accuray, Inc.	40,100	188,470
»	Achillion Pharmaceuticals, Inc.	196,899	281,566
*	Adaptive Biotechnologies Corp.	10,661	443,498
*	Addus HomeCare Corp.	9,895	1,046,891
*	Adverum Biotechnologies, Inc.	50,464	196,810
*	Aeglea BioTherapeutics, Inc.	19,297	150,131
	Agilent Technologies, Inc.	19,910	2,660,772
#*	Agios Pharmaceuticals, Inc.	4,759	265,552
#*	Akebia Therapeutics, Inc.	30,211	96,373
*	Albireo Pharma, Inc.	2,416	77,554
*	Alexion Pharmaceuticals, Inc.	43,795	7,387,341
*	Align Technology, Inc.	2,744	1,634,134
*	Alkermes P.L.C.	39,319	865,215
#*	Allakos, Inc.	3,453	376,791
*	Allscripts Healthcare Solutions, Inc.	118,195	1,839,114
#*	Alnylam Pharmaceuticals, Inc.	3,691	519,102
#*	Alpine Immune Sciences, Inc.	5,080	67,412
*	Amedisys, Inc.	7,522	2,029,812
	AmerisourceBergen Corp.	8,850	1,069,080
*	Amicus Therapeutics, Inc.	5,632	55,419
*	AMN Healthcare Services, Inc.	39,616	3,141,549
*	Amphastar Pharmaceuticals, Inc.	57,623	1,002,640
*	AnaptysBio, Inc.	12,492	291,688
*	AngioDynamics, Inc.	44,256	1,075,421
*	ANI Pharmaceuticals, Inc.	12,261	408,046
*	Anika Therapeutics, Inc.	11,206	450,257
	Anthem, Inc.	20,814	7,896,623
#*	Applied Genetic Technologies Corp.	14,385	60,849
*	Apyx Medical Corp.	12,837	130,039
#*	Aravive, Inc.	1,801	9,455
*	Ardelyx, Inc.	57,324	419,038
*	Arena Pharmaceuticals, Inc.	37,140	2,548,918
*	Arrowhead Pharmaceuticals, Inc.	9,568	696,168
#*	Assembly Biosciences, Inc.	9,760	41,773
*	Atara Biotherapeutics, Inc.	25,169	353,876
*	AtriCure, Inc.	7,250	558,757
	Atrion Corp.	1,718	1,097,115
*	Avanos Medical, Inc.	38,866	1,679,400
*	AxoGen, Inc.	13,222	247,516
	Baxter International, Inc.	20,745	1,777,639
	Becton Dickinson and Co.	9,587	2,385,341
*	Biogen, Inc.	13,875	3,709,204
*	BioMarin Pharmaceutical, Inc.	6,298	490,740
*	Bio-Rad Laboratories, Inc., Class A	4,295	2,706,408
	Bio-Techne Corp.	2,070	884,904
#*	Bluebird Bio, Inc.	13,866	415,980
*	Blueprint Medicines Corp.	2,926	281,832
*	Boston Scientific Corp.	41,667	1,816,681
#*	Bridgebio Pharma, Inc.	2,087	116,705
	Bristol-Myers Squibb Co.	84,737	5,289,284
*	Brookdale Senior Living, Inc.	155,535	1,017,199
	Bruker Corp.	22,783	1,561,091
#*	Calithera Biosciences, Inc.	22,505	48,836
*	Cantel Medical Corp.	13,413	1,179,137
	Cardinal Health, Inc.	64,734	3,906,050

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Cardiovascular Systems, Inc.	2,033	$81,971
*	CareDx, Inc.	880	69,582
*	Catalent, Inc.	21,841	2,456,457
*	Catalyst Biosciences, Inc.	23,347	117,669
#*	Catalyst Pharmaceuticals, Inc.	18,700	85,646
*	Centene Corp.	76,026	4,693,845
	Cerner Corp.	22,075	1,656,729
*	Change Healthcare, Inc.	27,608	633,604
*	Charles River Laboratories International, Inc.	12,924	4,296,584
	Chemed Corp.	4,093	1,950,765
*	ChemoCentryx, Inc.	3,886	187,810
*	Chimerix, Inc.	87,471	761,872
	Cigna Corp.	32,953	8,205,627
*	Collegium Pharmaceutical, Inc.	4,317	96,269
*	Community Health Systems, Inc.	38,093	424,737
	Computer Programs and Systems, Inc.	9,900	297,198
*	Concert Pharmaceuticals, Inc.	23,891	99,148
	CONMED Corp.	18,893	2,662,968
#»	Contra Aduro Biotech I	740	7
»	Contra Pfenex, Inc.	17,006	12,754
	Cooper Cos., Inc. (The)	4,843	1,989,940
*	Corcept Therapeutics, Inc.	62,372	1,421,458
*	CorVel Corp.	12,788	1,496,324
#*	Corvus Pharmaceuticals, Inc.	1,733	4,887
*	Covetrus, Inc.	71,487	2,048,103
#*	CRISPR Therapeutics AG	9,254	1,214,773
*	Cross Country Healthcare, Inc.	37,554	500,219
*	CryoLife, Inc.	24,815	724,102
*	Cumberland Pharmaceuticals, Inc.	29,988	80,068
#*	Cutera, Inc.	8,986	269,850
	CVS Health Corp.	118,113	9,023,833
	Danaher Corp.	32,906	8,356,150
*	DaVita, Inc.	37,694	4,392,482
*	Denali Therapeutics, Inc.	33,622	2,032,114
	Dentsply Sirona, Inc.	68,579	4,629,768
*	Eagle Pharmaceuticals, Inc.	3,965	161,891
#*	Editas Medicine Inc.	8,212	303,926
*	Elanco Animal Health, Inc.	151,430	4,801,845
»	Elanco Animal Health, Inc.	25,535	0
*	Electromed, Inc.	3,600	35,172
*	Emergent BioSolutions, Inc.	48,185	2,938,321
*	Enanta Pharmaceuticals, Inc.	16,443	834,318
	Encompass Health Corp.	45,243	3,839,321
*	Endo International P.L.C.	75,915	434,993
	Ensign Group, Inc. (The)	65,485	5,621,887
#*	Envista Holdings Corp.	100,488	4,349,121
#*	Enzo Biochem, Inc.	40,669	124,854
#*	Epizyme, Inc.	27,385	213,877
*	Evolent Health, Inc., Class A	75,979	1,645,705
#*	Exact Sciences Corp.	9,431	1,243,194
*	Exelixis, Inc.	100,627	2,477,437
#*	Fate Therapeutics, Inc.	90	7,865
#*	FibroGen, Inc.	5,290	118,073
*	Five Star Senior Living, Inc.	312	1,626
*	FONAR Corp.	8,796	150,851
#*	Fulgent Genetics, Inc.	5,510	424,380
#*	G1 Therapeutics, Inc.	18,872	397,633
	Gilead Sciences, Inc.	64,412	4,088,230
*	Glaukos Corp.	6,071	571,645

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Global Blood Therapeutics, Inc.	12,976	$529,161
*	Globus Medical, Inc., Class A	32,209	2,311,640
#*	GlycoMimetics, Inc.	9,009	21,622
#*	Great Elm Group, Inc.	14,407	38,323
#*	Guardant Health, Inc.	4,495	714,615
*	Haemonetics Corp.	15,751	1,059,412
*	Halozyme Therapeutics, Inc.	10,718	535,364
*	Hanger, Inc.	15,397	383,847
*	Harvard Bioscience, Inc.	43,252	299,736
#*	Health Catalyst, Inc.	1,604	92,872
*	HealthEquity, Inc.	28,775	2,186,037
*	HealthStream, Inc.	25,797	623,255
*	Henry Schein, Inc.	33,422	2,423,095
#*	Heron Therapeutics, Inc.	5,585	97,626
*	Heska Corp.	3,188	582,288
	Hill-Rom Holdings, Inc.	28,479	3,138,955
*	Hologic, Inc.	36,504	2,392,837
*	Horizon Therapeutics P.L.C.	42,719	4,042,072
	Humana, Inc.	15,046	6,699,081
*	ICU Medical, Inc.	7,606	1,584,102
*	IDEXX Laboratories, Inc.	1,915	1,051,316
*	Incyte Corp.	7,515	641,631
*	InfuSystem Holdings, Inc.	10,768	243,572
*	Innoviva, Inc.	52,275	598,549
*	Inogen, Inc.	9,495	620,878
*	Inovalon Holdings, Inc., Class A	10,048	303,550
#*	Insulet Corp.	1,544	455,820
*	Integer Holdings Corp.	26,836	2,519,364
*	Integra LifeSciences Holdings Corp.	30,885	2,287,961
*	Intellia Therapeutics, Inc.	36,638	2,812,699
*	Intersect ENT, Inc.	6,200	135,222
#*	Intra-Cellular Therapies, Inc.	26,104	898,761
*	IntriCon Corp.	5,799	134,131
*	Intuitive Surgical, Inc.	702	607,230
	Invacare Corp.	30,428	274,765
#*	Ionis Pharmaceuticals, Inc.	10,672	456,975
*	Iovance Biotherapeutics, Inc.	14,134	444,373
*	IQVIA Holdings, Inc.	12,657	2,970,471
*	iRadimed Corp.	3,451	95,558
*	IRIDEX Corp.	1,305	11,223
#*	Ironwood Pharmaceuticals, Inc.	29,149	321,805
*	Jazz Pharmaceuticals P.L.C.	38,917	6,397,955
	Johnson & Johnson	103,374	16,822,051
*	Joint Corp. (The)	2,300	127,604
*	Jounce Therapeutics, Inc.	4,100	38,663
#*	Karyopharm Therapeutics, Inc.	6,766	63,194
*	Kewaunee Scientific Corp.	2,037	24,403
#*	Kindred Biosciences, Inc.	34,940	174,700
#*	Krystal Biotech, Inc.	2,559	203,287
*	Kura Oncology, Inc.	13,259	357,065
*	Laboratory Corp. of America Holdings	19,932	5,299,321
#*	Lannett Co., Inc.	21,420	93,605
*	Lantheus Holdings, Inc.	9,348	221,548
	LeMaitre Vascular, Inc.	21,383	1,121,966
*	LENSAR, Inc.	38,325	264,826
*	LHC Group, Inc.	22,741	4,736,268
*	Ligand Pharmaceuticals, Inc.	10,111	1,475,094
*	LivaNova P.L.C.	31,766	2,695,980
	Luminex Corp.	37,554	1,377,856

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	MacroGenics, Inc.	28,348	$917,341
#*	Madrigal Pharmaceuticals, Inc.	6,297	857,022
*	Magellan Health, Inc.	25,096	2,364,043
*	Masimo Corp.	5,582	1,298,764
	McKesson Corp.	13,906	2,608,209
*»	MedCath Corp.	19,024	0
*	MEDNAX, Inc.	63,680	1,676,058
*	Medpace Holdings, Inc.	21,471	3,643,199
	Medtronic P.L.C	57,439	7,519,914
	Merck & Co., Inc.	55,928	4,166,636
*	Meridian Bioscience, Inc.	34,336	672,299
*	Merit Medical Systems, Inc.	36,353	2,312,051
#*	Merrimack Pharmaceuticals, Inc.	9,794	69,048
#*	Minerva Neurosciences, Inc.	40,303	95,921
#*	Misonix, Inc.	1,333	24,754
*	Moderna, Inc.	4,121	736,917
*	ModivCare, Inc.	22,977	3,218,618
#*	Molecular Templates, Inc.	5,809	54,372
*	Molina Healthcare, Inc.	17,718	4,519,862
*	Myriad Genetics, Inc.	70,387	2,127,095
	National HealthCare Corp.	13,145	924,225
	National Research Corp.	17,003	872,254
*	Natus Medical, Inc.	29,106	743,658
#*	Nektar Therapeutics	51,666	1,013,170
*	Neogen Corp.	9,944	954,723
#*	NeoGenomics, Inc.	24,353	1,193,053
*	Neurocrine Biosciences, Inc.	2,879	272,037
*	Nevro Corp.	820	141,704
*	NextGen Healthcare, Inc.	49,485	906,070
#*	Novavax, Inc.	1,579	374,112
*	Novocure, Ltd.	1,600	326,560
*	NuVasive, Inc.	37,518	2,680,661
*	Omnicell, Inc.	26,313	3,815,911
#*	OPKO Health, Inc.	188,139	771,370
*	Option Care Health, Inc.	20,514	391,407
*	OraSure Technologies, Inc.	59,193	541,616
*	Orthofix Medical, Inc.	16,477	730,755
*	Otonomy, Inc.	27,118	63,727
	Owens & Minor, Inc.	58,527	2,112,239
#*	Pacira BioSciences, Inc.	12,562	793,667
	Patterson Cos., Inc.	73,369	2,358,080
#*»	PDL BioPharma, Inc.	418,608	1,033,962
*	Pennant Group, Inc. (The)	27,637	1,117,088
*	Penumbra, Inc.	1,533	469,083
	PerkinElmer, Inc.	29,838	3,867,900
	Perrigo Co. P.L.C.	90,663	3,774,301
#*	PetIQ, Inc.	6,746	287,380
	Pfizer, Inc.	341,124	13,184,443
	Phibro Animal Health Corp., Class A	14,806	363,043
*	PRA Health Sciences, Inc.	15,093	2,518,871
	Premier, Inc., Class A	39,433	1,393,957
*	Prestige Consumer Healthcare, Inc.	42,089	1,833,397
#*	ProPhase Labs, Inc.	6	32
*	Protagonist Therapeutics, Inc.	2,113	61,150
*	Prothena Corp. P.L.C.	51,576	1,368,827
*	Quanterix Corp.	3,050	186,477
#	Quest Diagnostics, Inc.	47,260	6,232,649
#*	Quidel Corp.	11,339	1,188,214
*	R1 RCM, Inc.	46,372	1,265,028

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	RadNet, Inc.	29,019	$648,284
*	Regeneron Pharmaceuticals, Inc.	4,113	1,979,587
*	REGENXBIO, Inc.	27,087	939,648
*	Repligen Corp.	6,916	1,464,186
	ResMed, Inc.	9,930	1,866,542
*	Rhythm Pharmaceuticals, Inc.	3,356	72,355
#*	Rigel Pharmaceuticals, Inc.	31,528	117,284
#*	Rocket Pharmaceuticals, Inc.	7,432	340,683
*	Sage Therapeutics, Inc.	12,220	962,447
#*	Sangamo Therapeutics, Inc.	86,704	1,021,373
#*	Sarepta Therapeutics, Inc.	1,206	85,433
*	Seagen, Inc.	6,155	884,843
*	SeaSpine Holdings Corp.	20,136	419,030
*	Select Medical Holdings Corp.	165,767	6,252,731
*	Shockwave Medical, Inc.	5,777	944,308
#	Simulations Plus, Inc.	8,722	550,707
*	Spectrum Pharmaceuticals, Inc.	27,198	84,586
#*	Spero Therapeutics, Inc.	1,198	16,484
*	STAAR Surgical Co.	4,852	664,772
#*	Star Equity Holdings, Inc.	1,670	4,810
#	STERIS P.L.C.	17,232	3,636,297
	Stryker Corp.	5,109	1,341,777
*	Supernus Pharmaceuticals, Inc.	44,330	1,349,848
*	Surgalign Holdings, Inc.	43,520	78,771
*	Surgery Partners, Inc.	13,928	671,330
*	Surmodics, Inc.	16,171	864,987
*	Syndax Pharmaceuticals, Inc.	30,831	491,446
*	Syneos Health, Inc.	68,802	5,837,850
*	Synlogic, Inc.	10	35
#*	Syros Pharmaceuticals, Inc.	5,033	30,399
*	Tandem Diabetes Care, Inc.	1,410	129,579
*	Taro Pharmaceutical Industries, Ltd.	14,285	1,057,376
#*	Teladoc Health, Inc.	20,701	3,567,817
	Teleflex, Inc.	4,431	1,872,009
*	Tenet Healthcare Corp.	35,047	2,076,885
	Thermo Fisher Scientific, Inc.	15,217	7,155,490
*	Travere Therapeutics, Inc.	22,585	558,301
*	Triple-S Management Corp., Class B	23,718	562,354
*	Turning Point Therapeutics, Inc.	1,803	137,443
*	Ultragenyx Pharmaceutical, Inc.	7,541	841,877
*	United Therapeutics Corp.	36,283	7,313,201
	UnitedHealth Group, Inc.	45,340	18,081,592
	Universal Health Services, Inc., Class B	45,656	6,775,807
	US Physical Therapy, Inc.	7,581	852,483
	Utah Medical Products, Inc.	3,795	331,152
*	Vanda Pharmaceuticals, Inc.	18,829	312,561
#*	Varex Imaging Corp.	33,204	788,263
*	Veracyte, Inc.	7,605	378,349
#*	Vericel Corp.	3,500	218,470
*	Viatris, Inc.	314,945	4,188,768
#*	Vir Biotechnology, Inc.	1,109	52,944
*	Vocera Communications, Inc.	12,815	463,519
*	Waters Corp.	5,244	1,572,518
	West Pharmaceutical Services, Inc.	7,074	2,323,950
#*	XBiotech, Inc.	1,910	32,623
#*	Xencor, Inc.	35,976	1,531,139
	Zimmer Biomet Holdings, Inc.	25,363	4,493,309
#*	Zogenix, Inc.	7,430	140,353
#*	Zynerba Pharmaceuticals, Inc.	6,156	27,148

TOTAL HEALTH CARE			482,943,784

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (18.0%)
	3M Co.	18,089	$3,566,065
	AAON, Inc.	28,287	1,850,253
	AAR Corp.	30,857	1,241,686
	ABM Industries, Inc.	68,554	3,524,361
*	Acacia Research Corp.	23,539	143,117
	ACCO Brands Corp.	104,721	898,506
	Acme United Corp.	1,921	85,869
	Acuity Brands, Inc.	35,118	6,515,091
#	ADT, Inc.	133,097	1,224,492
	Advanced Drainage Systems, Inc.	37,761	4,216,393
*	AECOM	118,695	7,884,909
*	Aegion Corp.	60,216	1,812,502
#	Aerojet Rocketdyne Holdings, Inc.	33,883	1,583,014
*	AeroVironment, Inc.	16,292	1,798,148
	AGCO Corp.	39,893	5,821,187
	Air Lease Corp.	132,982	6,211,589
*	Air Transport Services Group, Inc.	50,272	1,323,159
#*	Akerna Corp.	17,200	72,584
	Alamo Group, Inc.	11,635	1,829,604
*	Alaska Air Group, Inc.	56,002	3,871,978
	Albany International Corp., Class A	27,180	2,425,543
*	Allegiant Travel Co.	12,311	2,902,072
	Allegion P.L.C.	10,433	1,401,987
	Allied Motion Technologies, Inc.	15,636	813,854
	Allison Transmission Holdings, Inc.	58,512	2,426,493
#*	Alpha Pro Tech, Ltd.	2,600	23,296
	Altra Industrial Motion Corp.	28,181	1,662,961
	AMERCO	16,957	10,117,055
*	Ameresco, Inc., Class A	28,826	1,521,725
#*	American Airlines Group, Inc.	46,463	1,009,176
*	American Superconductor Corp.	2,072	34,126
*	American Woodmark Corp.	13,807	1,373,244
	AMETEK, Inc.	30,189	4,073,402
*	AMREP Corp.	6,528	69,850
	AO Smith Corp.	49,586	3,359,451
*	API Group Corp.	26,051	553,844
	Apogee Enterprises, Inc.	22,486	789,933
	Applied Industrial Technologies, Inc.	30,817	2,947,954
	ARC Document Solutions, Inc.	32,645	71,166
	ArcBest Corp.	27,286	1,985,329
	Arcosa, Inc.	40,664	2,451,633
	Argan, Inc.	18,178	911,627
*	Armstrong Flooring, Inc.	19,022	98,724
	Armstrong World Industries, Inc.	22,531	2,335,338
*	ASGN, Inc.	60,816	6,396,627
	Astec Industries, Inc.	24,868	1,865,349
*	Astronics Corp.	20,030	348,722
#*	Astronics Corp., Class B	15,052	260,776
*	Atkore, Inc.	44,248	3,463,733
*	Atlas Air Worldwide Holdings, Inc.	28,276	1,920,223
*	Avis Budget Group, Inc.	32,404	2,903,722
*	Axon Enterprise, Inc.	7,691	1,166,033
	AZZ, Inc.	22,818	1,201,140
	Barnes Group, Inc.	45,004	2,246,600
	Barrett Business Services, Inc.	5,321	390,189

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Beacon Roofing Supply, Inc.	66,745	$3,759,746
#	BGSF, Inc.	3,024	42,366
*	Blue Bird Corp.	590	15,895
	Boise Cascade Co.	43,747	2,918,800
	Booz Allen Hamilton Holding Corp.	20,056	1,663,645
	Brady Corp., Class A	44,173	2,410,521
*	BrightView Holdings, Inc.	3,230	57,914
	Brink’s Co. (The)	17,383	1,389,249
*	Builders FirstSource, Inc.	240,607	11,710,343
	BWX Technologies, Inc.	42,647	2,853,937
*	CACI International, Inc., Class A	20,394	5,197,615
	CAI International, Inc.	33,763	1,436,616
	Carlisle Cos., Inc.	29,481	5,650,034
	Carrier Global Corp.	77,946	3,396,887
*	Casella Waste Systems, Inc., Class A	33,003	2,214,831
	Caterpillar, Inc.	33,133	7,557,969
*	CBIZ, Inc.	56,917	1,911,842
*	CECO Environmental Corp.	33,179	242,207
#	CH Robinson Worldwide, Inc.	11,061	1,073,802
*	Chart Industries, Inc.	46,695	7,500,618
	Chicago Rivet & Machine Co.	855	22,145
*	Cimpress P.L.C.	8,368	797,136
	Cintas Corp.	11,210	3,869,019
*	CIRCOR International, Inc.	17,768	610,686
*	Clean Harbors, Inc.	60,544	5,385,994
*	Colfax Corp.	112,519	5,084,734
	Columbus McKinnon Corp.	21,255	1,052,335
	Comfort Systems USA, Inc.	38,811	3,196,474
*	Commercial Vehicle Group, Inc.	5,644	62,028
	CompX International, Inc.	2,522	48,523
*	Construction Partners, Inc., Class A	2,989	94,841
#*	Copa Holdings SA, Class A	24,097	2,084,391
*	Copart, Inc.	25,142	3,130,430
	CoreLogic, Inc.	56,455	4,499,463
*	Cornerstone Building Brands, Inc.	12,206	171,616
	Costamare, Inc.	90,777	954,974
*	CoStar Group, Inc.	1,947	1,663,575
	Covanta Holding Corp.	115,711	1,740,293
*	Covenant Logistics Group, Inc.	10,927	235,040
*	CPI Aerostructures, Inc.	7,398	31,885
	CRA International, Inc.	12,547	1,007,022
	Crane Co.	31,638	2,975,870
	CSW Industrials, Inc.	16,758	2,269,201
	CSX Corp.	64,316	6,479,837
	Cubic Corp.	28,674	2,145,962
	Cummins, Inc.	19,861	5,005,766
	Curtiss-Wright Corp.	32,696	4,181,818
	Deere & Co.	19,944	7,396,232
*	Delta Air Lines, Inc.	32,188	1,510,261
	Deluxe Corp.	35,546	1,564,735
*	DLH Holdings Corp.	3,701	37,713
	Donaldson Co., Inc.	56,605	3,559,322
	Douglas Dynamics, Inc.	38,123	1,705,242
	Dover Corp.	19,958	2,977,534
*	Ducommun, Inc.	10,974	646,698
*	DXP Enterprises, Inc.	15,152	443,499
*	Dycom Industries, Inc.	32,568	3,055,204
#	Eastern Co. (The)	5,972	168,828
	Eaton Corp. P.L.C.	31,205	4,460,131

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Echo Global Logistics, Inc.	22,459	$734,409
	EMCOR Group, Inc.	67,972	8,143,046
	Emerson Electric Co.	31,243	2,827,179
	Encore Wire Corp.	18,399	1,374,037
	Enerpac Tool Group Corp.	55,626	1,479,652
	EnerSys	35,677	3,267,300
#	Eneti, Inc.	8,705	175,058
	Ennis, Inc.	24,744	512,943
	EnPro Industries, Inc.	24,193	2,072,130
	Equifax, Inc.	6,943	1,591,544
	ESCO Technologies, Inc.	24,130	2,624,379
	Espey Manufacturing & Electronics Corp.	3,027	45,859
*	EVI Industries, Inc.	1,100	29,414
*	Evoqua Water Technologies Corp.	57,972	1,656,840
#*	ExOne Co. (The)	15,009	348,959
	Expeditors International of Washington, Inc.	11,118	1,221,423
	Exponent, Inc.	30,364	2,924,964
	Fastenal Co.	23,502	1,228,685
	Federal Signal Corp.	61,545	2,549,809
	FedEx Corp.	22,682	6,584,811
	Flowserve Corp.	47,677	1,889,916
*	Fluor Corp.	42,938	986,715
*	Forrester Research, Inc.	15,466	671,998
	Fortive Corp.	16,021	1,134,607
	Fortune Brands Home & Security, Inc.	66,149	6,944,322
	Forward Air Corp.	28,548	2,520,503
*	Franklin Covey Co.	22,877	698,664
	Franklin Electric Co., Inc.	43,390	3,526,305
*	FTI Consulting, Inc.	28,901	4,012,904
	GATX Corp.	33,088	3,233,028
	Genco Shipping & Trading, Ltd.	3,414	52,371
*	Gencor Industries, Inc.	12,825	153,772
*	Generac Holdings, Inc.	11,526	3,733,848
	General Dynamics Corp.	19,237	3,659,455
	General Electric Co.	217,935	2,859,307
*	Gibraltar Industries, Inc.	30,430	2,795,300
*	GMS, Inc.	38,466	1,681,349
	Gorman-Rupp Co. (The)	32,981	1,138,504
*	GP Strategies Corp.	17,448	274,806
	Graco, Inc.	32,541	2,499,149
	GrafTech International, Ltd.	15,410	196,015
	Graham Corp.	10,840	148,616
#	Granite Construction, Inc.	39,159	1,491,958
*	Great Lakes Dredge & Dock Corp.	83,978	1,318,455
	Greenbrier Cos., Inc. (The)	27,955	1,320,594
	Griffon Corp.	49,908	1,353,505
	H&E Equipment Services, Inc.	46,830	1,821,687
*	Harsco Corp.	40,038	717,881
*	Hawaiian Holdings, Inc.	45,463	1,141,576
	Healthcare Services Group, Inc.	17,321	518,764
	Heartland Express, Inc.	88,664	1,648,264
	HEICO Corp.	5,467	769,754
	HEICO Corp., Class A	8,102	1,023,121
	Heidrick & Struggles International, Inc.	21,913	926,920
	Helios Technologies, Inc.	31,722	2,292,866
*	Herc Holdings, Inc.	27,075	2,859,120
*	Heritage-Crystal Clean, Inc.	21,338	612,827
	Herman Miller, Inc.	49,299	2,045,909
*	Hexcel Corp.	42,016	2,370,123

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hill International, Inc.	59,871	$161,053
	Hillenbrand, Inc.	40,968	2,011,119
	HNI Corp.	35,814	1,516,365
	Honeywell International, Inc.	22,922	5,112,523
*	Houston Wire & Cable Co.	14,059	73,810
*	Howmet Aerospace, Inc.	146,627	4,686,199
*	Hub Group, Inc., Class A	29,119	1,913,701
	Hubbell, Inc.	25,492	4,894,719
*	Hudson Global, Inc.	5,895	104,636
	Huntington Ingalls Industries, Inc.	17,682	3,754,242
	Hurco Cos., Inc.	12,670	435,215
*	Huron Consulting Group, Inc.	21,033	1,183,317
	Hyster-Yale Materials Handling, Inc.	15,011	1,213,639
*	IAA, Inc.	19,724	1,238,864
	ICF International, Inc.	19,317	1,759,006
	IDEX Corp.	11,076	2,483,239
*	IES Holdings, Inc.	17,706	934,700
*	Ingersoll Rand, Inc.	76,934	3,801,309
	Innovative Solutions & Support, Inc.	15,169	93,441
	Insperity, Inc.	12,726	1,114,034
	Insteel Industries, Inc.	24,067	917,675
	Interface, Inc.	51,995	667,616
	ITT, Inc.	57,568	5,429,238
	Jacobs Engineering Group, Inc.	44,035	5,883,516
	JB Hunt Transport Services, Inc.	18,022	3,076,536
*	JELD-WEN Holding, Inc.	87,621	2,555,905
*	JetBlue Airways Corp.	275,177	5,602,604
	John Bean Technologies Corp.	12,525	1,820,885
	Johnson Controls International P.L.C.	195,339	12,177,433
	Kadant, Inc.	11,594	2,064,080
	Kaman Corp.	25,148	1,341,646
	Kansas City Southern	15,830	4,625,684
	KAR Auction Services, Inc.	65,443	980,991
	KBR, Inc.	180,282	7,131,956
*	Kelly Services, Inc., Class A	33,203	831,735
	Kennametal, Inc.	73,646	2,957,623
	Kforce, Inc.	37,569	2,105,367
	Kimball International, Inc., Class B	51,132	745,505
*	Kirby Corp.	50,715	3,230,545
	Knight-Swift Transportation Holdings, Inc.	138,261	6,514,858
	Knoll, Inc.	44,379	1,060,658
	Korn Ferry.	47,339	3,213,845
*	Kratos Defense & Security Solutions, Inc.	81,987	2,192,332
	L3Harris Technologies, Inc.	26,995	5,648,164
	Landstar System, Inc.	16,753	2,886,207
*	Lawson Products, Inc.	12,319	645,885
*	LB Foster Co., Class A	9,119	147,181
	Leidos Holdings, Inc.	36,188	3,665,121
	Lennox International, Inc.	5,215	1,748,798
*	Limbach Holdings, Inc.	7,103	78,275
	Lincoln Electric Holdings, Inc.	24,530	3,141,067
	Lindsay Corp.	9,330	1,546,727
*	LS Starrett Co. (The), Class A	5,375	32,841
	LSI Industries, Inc.	25,905	212,939
*	Lydall, Inc.	18,408	678,335
#*	Lyft, Inc., Class A	4,686	260,823
	Macquarie Infrastructure Corp.	46,903	1,562,339
*	Manitex International, Inc.	17,056	123,656
*	Manitowoc Co., Inc. (The)	29,316	670,750

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	ManpowerGroup, Inc.	54,330	$6,567,954
	ManTech International Corp., Class A	27,777	2,370,767
	Marten Transport, Ltd.	90,946	1,520,617
	Masco Corp.	28,418	1,815,342
*	Masonite International Corp.	25,598	3,232,771
#*	MasTec, Inc.	98,086	10,236,255
*	Mastech Digital, Inc.	1,982	31,296
*	Matrix Service Co.	19,802	261,584
	Matson, Inc.	44,826	2,928,483
	Matthews International Corp., Class A	28,113	1,163,316
	Maxar Technologies, Inc.	14,328	556,070
	McGrath RentCorp.	31,219	2,559,334
*	Mercury Systems, Inc.	28,050	2,110,482
*	Meritor, Inc.	62,978	1,702,295
*	Mesa Air Group, Inc.	22,450	252,787
*	Middleby Corp. (The)	10,556	1,914,014
	Miller Industries, Inc.	11,666	501,871
*	Mistras Group, Inc.	24,721	275,145
	Moog, Inc., Class A	25,777	2,230,999
*	MRC Global, Inc.	73,670	693,971
	MSA Safety, Inc.	14,013	2,252,730
	MSC Industrial Direct Co., Inc., Class A	24,221	2,183,765
	Mueller Industries, Inc.	57,072	2,560,821
	Mueller Water Products, Inc., Class A	152,949	2,196,348
*	MYR Group, Inc.	17,715	1,379,999
	National Presto Industries, Inc.	6,460	664,605
*	Navistar International Corp.	21,536	952,968
	Nielsen Holdings P.L.C.	69,378	1,779,546
	NL Industries, Inc.	34,694	246,327
*	NN, Inc.	34,480	251,704
	Nordson Corp.	10,164	2,148,771
	Norfolk Southern Corp.	27,571	7,698,926
	Northrop Grumman Corp.	11,034	3,910,891
*	Northwest Pipe Co.	9,135	303,921
*	NOW, Inc.	100,867	990,514
*	NV5 Global, Inc.	9,540	859,840
	nVent Electric P.L.C.	84,713	2,579,511
	Old Dominion Freight Line, Inc.	15,489	3,993,219
#	Omega Flex, Inc.	4,638	737,442
*	Orion Group Holdings, Inc.	32,630	175,876
	Oshkosh Corp.	58,529	7,282,763
	Otis Worldwide Corp.	27,948	2,176,311
	Owens Corning	86,571	8,380,939
*	P&F Industries, Inc., Class A	2,014	12,487
	PACCAR, Inc.	35,616	3,201,166
*	PAM Transportation Services, Inc.	7,570	438,454
#	Pangaea Logistics Solutions, Ltd.	21,529	83,102
	Park Aerospace Corp.	20,075	270,812
	Parker-Hannifin Corp.	17,246	5,411,967
	Park-Ohio Holdings Corp.	9,177	333,217
#*	Parsons Corp.	22,486	996,804
	Patriot Transportation Holding, Inc.	2,586	29,093
	Pentair P.L.C.	72,189	4,656,912
*	Perma-Fix Environmental Services	2,877	21,520
*	Perma-Pipe International Holdings, Inc.	5,730	37,130
*	PGT Innovations, Inc.	55,173	1,452,705
	Pitney Bowes, Inc.	42,600	318,222
#	Powell Industries, Inc.	10,332	364,100
	Preformed Line Products Co.	3,704	245,205

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Primoris Services Corp.	51,587	$1,684,831
*	Proto Labs, Inc.	10,838	1,214,506
*	Quad/Graphics, Inc.	35,355	127,278
	Quanex Building Products Corp.	37,808	1,031,780
	Quanta Services, Inc.	118,173	11,420,239
*	Radiant Logistics, Inc.	42,567	284,348
	Raven Industries, Inc.	35,800	1,454,196
	Raytheon Technologies Corp.	115,471	9,611,806
*	RBC Bearings, Inc.	15,134	3,018,174
*	RCM Technologies, Inc.	3,727	13,380
	Regal Beloit Corp.	47,314	6,833,561
	Republic Services, Inc.	35,508	3,774,500
*	Resideo Technologies, Inc.	74,219	2,227,312
	Resources Connection, Inc.	28,110	396,632
	REV Group, Inc.	53,904	983,209
	Rexnord Corp.	112,414	5,612,831
	Robert Half International, Inc.	28,346	2,483,393
	Rockwell Automation, Inc.	2,100	554,946
	Rollins, Inc.	26,392	983,894
	Roper Technologies, Inc.	5,710	2,549,172
	Rush Enterprises, Inc., Class A	45,034	2,222,878
	Rush Enterprises, Inc., Class B	11,409	499,600
	Ryder System, Inc.	45,181	3,607,251
*	Saia, Inc.	38,307	8,982,991
	Schneider National, Inc., Class B	71,340	1,728,568
#	Science Applications International Corp.	28,065	2,509,572
*	Sensata Technologies Holding P.L.C.	61,847	3,571,046
*	Servotronics, Inc.	1,499	12,172
	Shyft Group, Inc. (The)	40,685	1,441,063
*	SIFCO Industries, Inc.	4,888	68,725
	Simpson Manufacturing Co., Inc.	49,294	5,555,434
*	SiteOne Landscape Supply, Inc.	14,317	2,568,183
	SkyWest, Inc.	43,889	2,179,528
	Snap-on, Inc.	38,854	9,231,710
	Southwest Airlines Co.	70,562	4,429,882
*	SP Plus Corp.	30,383	1,043,048
#	Spirit AeroSystems Holdings, Inc., Class A	24,712	1,129,091
#*	Spirit Airlines, Inc.	75,300	2,697,246
*	SPX Corp.	43,739	2,653,208
	SPX FLOW, Inc.	48,597	3,236,074
	Standex International Corp.	13,043	1,236,737
	Stanley Black & Decker, Inc.	20,258	4,188,747
	Steelcase, Inc., Class A	75,114	1,036,573
*	Stericycle, Inc.	67,122	5,120,066
*	Sterling Construction Co., Inc.	22,988	479,300
#*	Sunrun, Inc.	150,841	7,391,209
	Systemax, Inc.	34,554	1,476,147
*	Team, Inc.	26,136	257,962
#	Tecnoglass, Inc.	4,328	51,763
#*	Teledyne Technologies, Inc.	6,243	2,795,303
	Tennant Co.	17,462	1,377,926
	Terex Corp.	58,736	2,760,005
	Tetra Tech, Inc.	38,845	4,957,787
*	Textainer Group Holdings, Ltd.	41,930	1,074,247
	Textron, Inc.	127,421	8,185,525
*	Thermon Group Holdings, Inc.	29,002	553,938
	Timken Co. (The)	79,996	6,709,265
	Titan International, Inc.	80,234	865,725
*	Titan Machinery, Inc.	21,056	549,772

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Toro Co. (The)	19,646	$2,251,432
*	TPI Composites, Inc.	16,733	889,359
	Trane Technologies P.L.C.	33,551	5,832,170
*	Transcat, Inc.	7,856	392,800
*	TransDigm Group, Inc.	3,542	2,173,867
	TransUnion	12,705	1,328,816
#*	Trex Co., Inc.	32,072	3,463,455
*	TriMas Corp.	44,003	1,401,056
*	TriNet Group, Inc.	35,837	2,820,730
	Trinity Industries, Inc.	101,146	2,795,675
	Triton International, Ltd.	59,424	2,981,302
*	TrueBlue, Inc.	52,160	1,476,128
*	Tutor Perini Corp.	43,468	699,835
*	Twin Disc, Inc.	11,509	121,420
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	37,315
	UFP Industries, Inc.	68,945	5,794,138
*	Ultralife Corp.	19,266	152,201
	UniFirst Corp.	17,486	3,920,186
	Union Pacific Corp.	36,443	8,093,626
*	United Airlines Holdings, Inc.	65,703	3,574,243
*	United Rentals, Inc.	22,981	7,352,771
*	Univar Solutions, Inc.	51,881	1,211,421
	Universal Logistics Holdings, Inc.	26,011	650,535
#*	Upwork, Inc.	22,717	1,046,345
*	US Ecology, Inc.	27,263	1,157,587
*	USA Truck, Inc.	9,332	143,433
	Valmont Industries, Inc.	13,308	3,285,080
*	Vectrus, Inc.	12,884	674,477
	Verisk Analytics, Inc.	9,491	1,786,206
*	Veritiv Corp.	14,939	625,645
	Viad Corp.	18,187	757,670
*	Vicor Corp.	15,420	1,422,187
*	Vidler Water Resouces, Inc.	15,002	135,768
*	Virco Mfg. Corp.	18,900	60,291
*	Volt Information Sciences, Inc.	38,556	153,067
	VSE Corp.	8,785	379,073
#	Wabash National Corp.	63,600	1,119,996
	Waste Management, Inc.	23,011	3,174,828
	Watsco, Inc.	8,391	2,457,388
#	Watsco, Inc., Class B	1,205	353,692
	Watts Water Technologies, Inc., Class A	25,609	3,189,601
*	Welbilt, Inc.	28,056	626,771
	Werner Enterprises, Inc.	69,250	3,201,428
*	WESCO International, Inc.	56,465	5,178,970
	Westinghouse Air Brake Technologies Corp.	61,072	5,012,179
#*	Willdan Group, Inc.	7,789	297,306
*	Willis Lease Finance Corp.	7,583	324,704
*	WillScot Mobile Mini Holdings Corp.	183,046	5,357,756
	Woodward, Inc.	34,050	4,256,590
	WW Grainger, Inc.	4,935	2,139,520
*	XPO Logistics, Inc.	59,067	8,217,401
	Xylem, Inc.	16,126	1,784,342
*	Yellow Corp.	16,238	148,902

TOTAL INDUSTRIALS			922,512,314

INFORMATION TECHNOLOGY — (11.4%)
#*	2U, Inc.	17,268	677,769
*	3D Systems Corp.	105,224	2,266,525
*	A10 Networks Inc.	16,574	143,862

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Accenture P.L.C., Class A	10,941	$3,172,562
*	ACI Worldwide, Inc.	93,853	3,545,766
#*	ACM Research, Inc., Class A	2,614	206,375
#*	ADDvantage Technologies Group, Inc.	4,916	9,930
	ADTRAN, Inc.	64,641	1,104,715
	Advanced Energy Industries, Inc.	33,364	3,680,383
*	Agilysys, Inc.	28,177	1,420,403
*	Akamai Technologies, Inc.	25,947	2,820,439
*	Alarm.com Holdings, Inc.	11,830	1,061,861
*	Alithya Group, Inc., Class A	10,105	22,635
	Alliance Data Systems Corp.	15,330	1,806,640
*	Alpha & Omega Semiconductor, Ltd.	28,159	875,745
#*	Altair Engineering, Inc., Class A	4,241	275,665
*	Ambarella, Inc.	18,990	1,851,335
	Amdocs, Ltd.	33,830	2,596,114
	American Software, Inc., Class A	29,205	604,251
	Amkor Technology, Inc.	322,291	6,516,724
	Amphenol Corp., Class A	30,538	2,056,429
*	Amtech Systems, Inc.	11,930	125,742
	Analog Devices, Inc.	20,069	3,073,768
*	Anaplan, Inc.	2,976	177,518
*	ANSYS, Inc.	7,175	2,623,610
#*	Appfolio, Inc., Class A	3,102	448,642
#*	Appian Corp.	806	97,671
	Applied Materials, Inc.	53,116	7,049,024
#*	Applied Optoelectronics, Inc.	775	5,743
*	Arista Networks, Inc.	8,033	2,531,761
*	Arlo Technologies, Inc.	71,690	439,460
*	Arrow Electronics, Inc.	71,465	8,152,013
*	Aspen Technology, Inc.	12,431	1,626,472
	AstroNova, Inc.	7,311	107,179
*	Asure Software, Inc.	15,001	120,158
*	Avalara, Inc.	1,852	262,447
*	Avaya Holdings Corp.	85,187	2,450,830
*	Aviat Networks, Inc.	11,588	375,567
*	Avid Technology, Inc.	14,234	323,681
	Avnet, Inc.	82,723	3,633,194
*	Aware, Inc.	18,258	63,903
*	Axcelis Technologies, Inc.	27,421	1,138,794
*	AXT, Inc.	56,792	559,969
	Badger Meter, Inc.	27,344	2,553,656
	Bel Fuse, Inc., Class A	2,276	43,039
	Bel Fuse, Inc., Class B	9,131	181,981
	Belden, Inc.	36,035	1,559,595
	Benchmark Electronics, Inc.	31,438	943,769
#*	Bill.Com Holdings, Inc.	1,158	179,062
	BK Technologies Corp.	7,687	35,437
*	Black Knight, Inc.	20,752	1,502,860
*	Blackbaud, Inc.	19,757	1,405,118
#*	Blackline, Inc.	3,000	348,180
*	Bm Technologies, Inc.	3,884	38,102
*	Bottomline Technologies De, Inc.	16,732	812,506
#*	Box, Inc., Class A	5,831	124,200
*	Brightcove, Inc.	525	7,623
	Broadcom, Inc.	14,530	6,628,586
	Broadridge Financial Solutions, Inc.	16,852	2,673,233
	Brooks Automation, Inc.	71,312	7,226,045
*	BSQUARE Corp.	3,661	8,860
*	Cadence Design Systems, Inc.	27,515	3,625,652

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CalAmp Corp.	30,570	$420,338
*	Calix, Inc.	48,818	2,064,513
#*	Cambium Networks Corp.	1,370	82,200
*	Cardtronics P.L.C., Class A	44,258	1,718,981
	Cass Information Systems, Inc.	11,182	513,142
	CDK Global, Inc.	30,691	1,644,731
	CDW Corp.	11,123	1,983,565
#*	Cerence, Inc.	22,748	2,193,135
*	CEVA, Inc.	15,224	844,019
*	ChannelAdvisor Corp.	3,913	82,760
*	Ciena Corp.	94,198	4,754,173
*	Cirrus Logic, Inc.	52,021	3,870,883
	Cisco Systems, Inc.	233,276	11,876,081
	Citrix Systems, Inc.	5,693	705,078
*	Clearfield, Inc.	8,760	300,906
*	ClearOne, Inc.	2,766	6,694
#*	Cloudera, Inc.	118,806	1,507,648
	CMC Materials, Inc.	19,500	3,576,885
	Cognex Corp.	10,076	867,745
	Cognizant Technology Solutions Corp., Class A	32,673	2,626,909
#*	Cognyte Software Ltd.	48,140	1,257,898
*	Coherent, Inc.	6,923	1,799,911
*	Cohu, Inc.	54,502	2,180,625
*	CommScope Holding Co., Inc.	100,822	1,658,522
#	Communications Systems, Inc.	9,942	64,623
*	CommVault Systems, Inc.	14,829	1,030,764
*	Computer Task Group, Inc.	17,123	169,518
	Comtech Telecommunications Corp.	21,225	508,976
*	Concentrix Corp.	54,764	8,509,230
*	Conduent, Inc.	135,486	921,305
*	Cornerstone OnDemand, Inc.	500	22,133
	Corning, Inc.	147,666	6,528,314
#*	Cree, Inc.	19,971	1,985,517
	CSG Systems International, Inc.	27,816	1,279,258
*	CSP, Inc.	2,269	20,376
	CTS Corp.	32,535	1,058,038
*	CyberOptics Corp.	7,973	263,029
	Daktronics, Inc.	37,887	233,763
*	Data I/O Corp.	3,826	20,622
*	Digi International, Inc.	29,420	525,735
*	Digital Turbine, Inc.	20,882	1,575,129
*	Diodes, Inc.	42,123	3,235,468
	Dolby Laboratories, Inc., Class A	31,414	3,187,579
*	Dropbox, Inc., Class A	36,053	926,562
*	DSP Group, Inc.	22,069	306,538
	DXC Technology Co.	187,248	6,162,332
*	Dynatrace, Inc.	5,949	309,586
*	DZS, Inc.	13,943	209,424
#	Ebix, Inc.	33,434	1,006,698
*	EchoStar Corp., Class A	60,250	1,473,112
#*	Elastic N.V	1,826	220,252
*	EMCORE Corp.	28,502	177,567
*	Enphase Energy, Inc.	6,057	843,437
	Entegris, Inc.	31,325	3,526,568
*	Envestnet, Inc.	11,881	877,174
*	EPAM Systems, Inc.	4,374	2,002,198
*	ePlus, Inc.	11,605	1,164,678
*	Euronet Worldwide, Inc.	17,291	2,480,048
	EVERTEC, Inc.	32,198	1,284,700

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Evo Payments, Inc., Class A	7,100	$202,421
*	ExlService Holdings, Inc.	26,413	2,440,033
*	F5 Networks, Inc.	12,726	2,376,708
*	Fabrinet	34,607	2,963,051
*	Fair Isaac Corp.	3,721	1,940,167
*	FARO Technologies, Inc.	17,054	1,293,461
	Fidelity National Information Services, Inc.	40,739	6,228,993
*	FireEye, Inc.	56,645	1,125,819
*	First Solar, Inc.	83,806	6,413,673
*	Fiserv, Inc.	33,526	4,027,143
#*	Five9, Inc.	1,032	193,985
*	FleetCor Technologies, Inc.	8,593	2,472,378
*	Flex, Ltd	332,980	5,793,852
	FLIR Systems, Inc.	52,141	3,126,896
*	FormFactor, Inc.	71,695	2,806,859
*	Fortinet, Inc.	5,474	1,117,955
*	Frequency Electronics, Inc.	8,185	87,907
*	Gartner, Inc.	12,003	2,351,148
#*	Genasys, Inc.	5,386	33,663
	Genpact, Ltd	71,848	3,414,935
	Global Payments, Inc.	23,338	5,009,035
*	Globant SA	10,249	2,348,866
*	GSI Technology, Inc.	26,474	156,197
#*	Guidewire Software, Inc.	4,803	506,765
	Hackett Group, Inc. (The)	37,982	631,641
*	Harmonic, Inc.	97,724	764,202
	Hewlett Packard Enterprise Co.	485,290	7,774,346
	HP, Inc.	107,275	3,659,150
*	HubSpot, Inc.	1,641	863,904
*	Ichor Holdings, Ltd	22,298	1,243,559
*	IEC Electronics Corp.	7,468	91,035
#*	II-VI, Inc.	21,391	1,436,192
#*	Immersion Corp.	8,488	72,742
#*	Infinera Corp.	113,681	1,048,139
#*	Information Services Group, Inc.	22,614	102,894
*	Innodata, Inc.	20,391	127,852
*	Insight Enterprises, Inc.	29,949	3,005,981
	Intel Corp.	359,241	20,667,135
	InterDigital, Inc.	25,244	1,752,438
	International Business Machines Corp.	37,312	5,293,827
*	inTEST Corp.	8,305	100,740
*	Intevac, Inc.	20,071	128,655
*	IPG Photonics Corp.	9,972	2,165,021
#*	Iteris, Inc.	13,000	87,750
*	Itron, Inc.	26,324	2,367,581
#*	j2 Global, Inc.	32,238	3,900,798
	Jabil, Inc.	155,324	8,142,084
	Jack Henry & Associates, Inc.	9,652	1,571,635
	Juniper Networks, Inc.	151,640	3,850,140
*	Key Tronic Corp.	11,045	76,873
*	Keysight Technologies, Inc.	25,763	3,718,889
*	Kimball Electronics, Inc.	21,065	484,706
	KLA Corp.	11,967	3,773,793
*	Knowles Corp.	77,451	1,618,726
	Kulicke & Soffa Industries, Inc.	54,974	3,125,272
*	KVH Industries, Inc.	16,737	224,108
	Lam Research Corp.	1,770	1,098,196
*	Lattice Semiconductor Corp.	69,818	3,512,544
*	LGL Group, Inc. (The)	2,275	25,594

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Limelight Networks, Inc.	111,420	$348,745
	Littelfuse, Inc.	11,638	3,086,863
*	LiveRamp Holdings, Inc.	53,705	2,630,471
#*	Lumentum Holdings, Inc.	31,917	2,714,541
*	Luna Innovations, Inc.	15,206	172,436
*	MACOM Technology Solutions Holdings, Inc.	25,256	1,429,742
*	Magnachip Semiconductor Corp.	17,121	428,196
*	Manhattan Associates, Inc.	15,634	2,145,610
	Marvell Technology, Inc.	72,050	3,257,380
	Maxim Integrated Products, Inc.	18,551	1,743,794
	MAXIMUS, Inc.	28,040	2,569,586
*	MaxLinear, Inc.	44,393	1,597,704
	Methode Electronics, Inc.	32,326	1,452,407
	Microchip Technology, Inc.	18,917	2,843,036
*	Micron Technology, Inc.	142,434	12,259,294
	Microsoft Corp.	20,226	5,100,593
#*	MicroStrategy, Inc., Class A	6,382	4,193,995
*	Mimecast, Ltd	6,683	290,176
	MKS Instruments, Inc.	27,718	4,964,571
	Monolithic Power Systems, Inc.	3,143	1,135,817
	Motorola Solutions, Inc.	7,759	1,461,020
#*	Napco Security Technologies, Inc.	18,220	606,908
	National Instruments Corp.	37,587	1,556,478
*	NCR Corp.	78,910	3,610,132
*	NeoPhotonics Corp.	44,265	414,320
	NetApp, Inc.	9,602	717,173
*	NETGEAR, Inc.	26,375	981,414
*	Netscout Systems, Inc.	61,947	1,622,702
*	NetSol Technologies, Inc.	4,255	18,509
	Network-1 Technologies, Inc.	6,962	22,696
*	New Relic, Inc.	4,350	279,705
	NortonLifeLock, Inc.	52,425	1,132,904
*	Novanta, Inc.	20,373	2,683,328
#*	Nuance Communications, Inc.	28,800	1,531,296
	NVE Corp.	3,647	279,105
*	Okta, Inc.	1,162	313,391
*	ON Semiconductor Corp.	227,081	8,856,159
*	OneSpan, Inc.	27,502	737,329
*	Onto Innovation, Inc.	49,456	3,388,725
*	Optical Cable Corp.	6,626	21,667
*	OSI Systems, Inc.	14,973	1,445,943
#*	Pagerduty, Inc.	6,816	289,407
*	Palo Alto Networks, Inc.	855	302,148
*	PAR Technology Corp.	13,939	1,144,949
	Paychex, Inc.	20,509	1,999,422
*	Paycom Software, Inc.	3,902	1,499,968
*	Paylocity Holding Corp.	4,147	801,366
*	PayPal Holdings, Inc.	10,461	2,743,816
	PC Connection, Inc.	30,727	1,393,469
	PC-Tel, Inc.	16,219	108,343
*	PDF Solutions, Inc.	39,463	699,679
	Pegasystems, Inc.	4,700	596,618
*	Perficient, Inc.	35,688	2,341,490
	Perspecta, Inc.	88,862	2,600,991
*	PFSweb, Inc.	18,667	136,269
*	Photronics, Inc.	89,745	1,139,761
*	Pixelworks, Inc.	12,025	35,474
*	Plexus Corp.	25,292	2,337,992
	Power Integrations, Inc.	50,628	4,192,505

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Progress Software Corp.	40,738	$1,778,621
*	Proofpoint, Inc.	2,049	352,653
*	PTC, Inc.	8,262	1,081,826
*	Pure Storage, Inc., Class A	30,859	623,969
#*	Q2 Holdings, Inc.	5,625	585,113
	QAD, Inc., Class A	7,491	529,539
	QAD, Inc., Class B	2,342	108,716
*	Qorvo, Inc.	17,211	3,238,594
#*	Qualys, Inc.	10,899	1,104,723
*	Qumu Corp.	976	5,368
*	Rambus, Inc.	105,706	2,006,300
*	RealNetworks, Inc.	50,529	131,375
	RF Industries, Ltd.	7,730	49,859
*	Ribbon Communications, Inc.	126,074	851,000
	Richardson Electronics, Ltd.	12,056	91,746
#*	RingCentral, Inc., Class A	338	107,805
*	Rogers Corp.	15,355	3,007,123
#	Sabre Corp.	12,981	194,455
#*	Sailpoint Technologies Holdings, Inc.	13,995	683,376
*	salesforce.com, Inc.	19,686	4,534,080
*	Sanmina Corp.	55,177	2,253,429
	Sapiens International Corp. NV	7,470	241,729
*	ScanSource, Inc.	21,623	653,663
	Seagate Technology P.L.C.	43,021	3,994,070
*	Semtech Corp.	35,522	2,406,260
*	Silicon Laboratories, Inc.	12,581	1,773,292
	Skyworks Solutions, Inc.	22,219	4,028,971
#*	SMART Global Holdings, Inc.	19,788	913,216
*	Smartsheet, Inc., Class A	1,533	90,907
*	SolarEdge Technologies, Inc.	12,237	3,224,939
#*	SolarWinds Corp.	53,399	900,307
*	Splunk, Inc.	2,848	360,044
*	SPS Commerce, Inc.	10,938	1,120,489
	SS&C Technologies Holdings, Inc.	38,639	2,867,787
*	StarTek, Inc.	22,597	183,714
*	Stratasys, Ltd.	55,206	1,237,166
*	Super Micro Computer, Inc.	27,353	1,012,608
*	SVMK, Inc.	10,676	192,061
#	Switch, Inc., Class A	4,141	76,898
*	Sykes Enterprises, Inc.	32,656	1,431,312
#*	Synaptics, Inc.	36,492	5,104,136
*	Synchronoss Technologies, Inc.	29,129	97,291
	SYNNEX Corp.	54,764	6,637,397
*	Synopsys, Inc.	13,987	3,455,628
	TE Connectivity, Ltd	21,960	2,952,961
*	Teradata Corp.	44,201	2,186,623
	Teradyne, Inc.	19,994	2,500,850
*	TESSCO Technologies, Inc.	8,501	61,462
#*	Trade Desk, Inc. (The), Class A	978	713,265
*	TransAct Technologies, Inc.	8,099	102,938
*	Trimble, Inc.	45,865	3,760,930
	TTEC Holdings, Inc.	43,897	4,465,642
#*	TTM Technologies, Inc.	91,307	1,369,605
*	Twilio, Inc., Class A	1,622	596,572
*	Tyler Technologies, Inc.	2,256	958,484
#	Ubiquiti, Inc.	1,093	311,866
*	Ultra Clean Holdings, Inc.	33,177	1,694,349
*	Unisys Corp.	36,200	868,800
	Universal Display Corp.	5,611	1,255,125

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Upland Software, Inc.	7,276	$360,599
#*	Veeco Instruments, Inc.	42,137	969,572
#*	Verint Systems, Inc.	46,840	2,275,019
*	VeriSign, Inc.	7,426	1,624,586
#*	Verra Mobility Corp.	66,151	889,069
#*	ViaSat, Inc.	42,741	2,213,556
*	Viavi Solutions, Inc.	208,452	3,410,275
	Vishay Intertechnology, Inc.	131,816	3,238,719
*	Vishay Precision Group, Inc.	12,986	413,994
*	VMware, Inc., Class A	943	151,663
*	Vontier Corp.	14,121	442,552
	Wayside Technology Group, Inc.	4,672	114,464
	Western Digital Corp.	92,149	6,508,484
	Western Union Co. (The)	14,373	370,248
*	WEX, Inc.	8,860	1,818,161
*	Wireless Telecom Group, Inc.	6,719	12,497
	Xerox Holdings Corp.	82,839	1,999,733
	Xilinx, Inc.	22,883	2,928,109
	Xperi Holding Corp.	146,139	3,003,156
*	Zebra Technologies Corp., Class A	5,373	2,620,627
#*	Zendesk, Inc.	1,720	251,378
*	Zix Corp.	11,061	87,216

TOTAL INFORMATION TECHNOLOGY			586,824,655

MATERIALS — (6.5%)
*	AdvanSix, Inc.	23,804	692,220
*	AgroFresh Solutions, Inc.	1,882	3,990
	Air Products & Chemicals, Inc.	8,130	2,345,342
	Albemarle Corp.	45,805	7,703,027
*	Alcoa Corp.	98,307	3,601,968
*	Allegheny Technologies, Inc.	107,690	2,504,869
	Amcor P.L.C.	219,518	2,579,336
*	American Biltrite, Inc.	22	5,231
	American Vanguard Corp.	44,049	871,289
*	Ampco-Pittsburgh Corp.	10,871	82,293
	AptarGroup, Inc.	34,460	5,196,913
*	Arconic Corp.	37,656	1,076,962
	Ashland Global Holdings, Inc.	51,002	4,396,882
	Avery Dennison Corp.	15,624	3,346,192
	Avient Corp.	83,288	4,228,532
*	Axalta Coating Systems, Ltd	109,496	3,491,827
	Balchem Corp.	25,088	3,190,943
	Ball Corp.	25,400	2,378,456
*	Berry Global Group, Inc.	61,972	3,942,659
	Cabot Corp.	47,034	2,581,226
	Carpenter Technology Corp.	40,717	1,541,953
	Celanese Corp.	23,884	3,741,429
*	Century Aluminum Co.	85,701	1,342,078
	CF Industries Holdings, Inc.	58,752	2,857,110
	Chase Corp.	7,520	890,669
	Chemours Co. (The)	79,898	2,412,920
*	Clearwater Paper Corp.	14,190	474,797
#	Cleveland-Cliffs, Inc.	33,418	596,845
*	Coeur Mining, Inc.	211,209	1,706,569
	Commercial Metals Co.	95,274	2,783,906
#	Compass Minerals International, Inc.	28,589	1,941,765
*	Contango ORE, Inc.	608	12,920
*	Core Molding Technologies, Inc.	11,901	131,030
	Corteva, Inc.	231,705	11,297,936

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Crown Holdings, Inc.	26,056	$2,860,949
	Domtar Corp.	45,326	1,786,751
	Dow, Inc.	122,806	7,675,375
	DuPont de Nemours, Inc.	20,841	1,607,049
	Eagle Materials, Inc.	26,397	3,646,482
	Eastman Chemical Co.	101,626	11,726,624
	Ecolab, Inc.	9,334	2,091,936
	Element Solutions, Inc.	246,475	5,392,873
*	Ferro Corp.	64,360	1,072,238
»	Ferroglobe Representation & Warranty Insurance Trust	71,368	0
*	Flotek Industries, Inc.	1,757	2,671
	FMC Corp.	22,392	2,647,630
	Fortitude Gold Corp.	17,074	86,224
	Freeport-McMoRan, Inc.	424,655	16,013,740
	Friedman Industries, Inc.	9,833	80,237
	FutureFuel Corp.	34,680	440,436
*	GCP Applied Technologies, Inc.	52,847	1,357,639
	Glatfelter Corp.	34,383	506,118
#	Gold Resource Corp.	59,761	160,757
	Graphic Packaging Holding Co.	252,443	4,682,818
	Greif, Inc., Class A	30,282	1,832,364
	Greif, Inc., Class B	9,363	560,001
	Hawkins, Inc.	19,412	647,390
	Haynes International, Inc.	10,664	311,815
	HB Fuller Co.	44,273	2,958,322
	Hecla Mining Co.	538,529	3,182,706
	Huntsman Corp.	201,971	5,790,509
*	Ingevity Corp.	19,251	1,503,118
	Innospec, Inc.	23,208	2,260,691
	International Flavors & Fragrances, Inc.	36,778	5,228,728
	International Paper Co.	72,968	4,232,144
*	Intrepid Potash, Inc.	7,204	231,681
	Kaiser Aluminum Corp.	21,204	2,554,446
*	Koppers Holdings, Inc.	18,894	628,037
*	Kraton Corp.	34,682	1,240,228
	Kronos Worldwide, Inc.	59,063	1,004,071
	Linde P.L.C.	28,454	8,133,291
#*	Livent Corp.	40,204	724,476
	Louisiana-Pacific Corp.	90,734	5,977,556
	LyondellBasell Industries NV, Class A	29,779	3,089,273
	Martin Marietta Materials, Inc.	6,388	2,255,730
	Materion Corp.	19,349	1,370,103
	Mercer International, Inc.	55,417	913,826
	Minerals Technologies, Inc.	28,868	2,255,745
	Mosaic Co. (The)	179,344	6,309,322
	Myers Industries, Inc.	42,892	967,643
	Neenah, Inc.	19,612	1,042,770
	NewMarket Corp.	2,985	1,034,571
	Newmont Corp.	78,234	4,882,584
#	Nexa Resources SA	6,034	62,392
	Northern Technologies International Corp.	7,510	116,780
	Nucor Corp.	120,380	9,902,459
*	O-I Glass, Inc.	100,679	1,660,197
	Olin Corp.	136,215	5,861,331
	Olympic Steel, Inc.	12,040	349,762
	Packaging Corp. of America	24,450	3,610,042
	PPG Industries, Inc.	17,129	2,933,170
*	Rayonier Advanced Materials, Inc.	54,811	498,232
	Reliance Steel & Aluminum Co.	69,203	11,093,933

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Resolute Forest Products, Inc.	66,341	$896,930
	Royal Gold, Inc.	9,767	1,092,537
	RPM International, Inc.	18,756	1,778,819
*	Ryerson Holding Corp.	33,811	536,919
	Schnitzer Steel Industries, Inc., Class A	23,580	1,113,212
	Schweitzer-Mauduit International, Inc.	27,316	1,247,522
	Scotts Miracle-Gro Co. (The)	10,869	2,512,478
	Sealed Air Corp.	20,895	1,032,213
	Sensient Technologies Corp.	31,409	2,583,076
	Silgan Holdings, Inc.	40,498	1,707,801
	Sonoco Products Co.	60,999	3,992,994
#	Southern Copper Corp.	2,800	194,348
	Steel Dynamics, Inc.	219,730	11,913,761
	Stepan Co.	21,974	2,871,123
*	Summit Materials, Inc., Class A	99,144	2,854,356
	SunCoke Energy, Inc.	70,287	474,437
*	Synalloy Corp.	8,848	80,605
*	TimkenSteel Corp.	41,400	497,628
*	Trecora Resources	26,940	204,475
	Tredegar Corp.	39,626	579,332
	Trinseo SA	36,973	2,288,998
	Tronox Holdings P.L.C., Class A	85,086	1,803,823
*	UFP Technologies, Inc.	6,172	308,970
	United States Lime & Minerals, Inc.	6,942	959,246
#	United States Steel Corp.	164,257	3,779,554
*	Universal Stainless & Alloy Products, Inc.	7,785	71,155
#*	US Concrete, Inc.	16,348	1,036,627
	Valvoline, Inc.	42,902	1,347,123
	Verso Corp., Class A	27,754	428,522
	Vulcan Materials Co.	15,682	2,795,160
	Warrior Met Coal, Inc.	42,685	676,557
	Westlake Chemical Corp.	72,184	6,777,356
	WestRock Co.	174,821	9,746,271
	Worthington Industries, Inc.	37,800	2,466,828
	WR Grace & Co.	22,363	1,537,009

TOTAL MATERIALS			333,189,835

REAL ESTATE — (0.6%)
#*	Altisource Portfolio Solutions SA	3,002	18,913
*	BBX Capital, Inc.	9,724	61,261
*	CBRE Group, Inc., Class A	44,985	3,832,722
*	CKX Lands, Inc.	465	5,617
	CTO Realty Growth, Inc.	8,433	446,949
#*	Cushman & Wakefield P.L.C.	48,571	825,707
#*	eXp World Holdings, Inc.	11,547	396,755
*	Five Point Holdings LLC, Class A	11,936	85,701
*	Forestar Group, Inc.	11,719	296,960
*	FRP Holdings, Inc.	9,320	473,083
*	Howard Hughes Corp. (The)	29,979	3,235,933
	Indus Realty Trust, Inc.	5,568	348,000
*	InterGroup Corp. (The)	235	8,460
*	Jones Lang LaSalle, Inc.	37,266	7,002,654
	Kennedy-Wilson Holdings, Inc.	119,588	2,457,533
*	Marcus & Millichap, Inc.	29,588	1,045,048
*	Maui Land & Pineapple Co., Inc.	2,532	28,561
	Newmark Group, Inc., Class A	126,541	1,360,316
*	Rafael Holdings, Inc., Class B	20,549	849,496
	RE/MAX Holdings, Inc., Class A	15,162	556,900
#*	Realogy Holdings Corp.	93,579	1,617,045

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	RMR Group, Inc. (The), Class A	9,755	$386,103
	St Joe Co. (The)	63,813	2,921,997
*	Stratus Properties, Inc.	9,135	321,095
*	Tejon Ranch Co.	19,414	307,130

TOTAL REAL ESTATE			28,889,939

UTILITIES — (1.1%)
	AES Corp. (The)	68,477	1,905,030
	ALLETE, Inc.	9,015	634,295
	Alliant Energy Corp.	106	5,954
	American States Water Co.	12,065	955,427
	Artesian Resources Corp., Class A	5,487	221,949
#	Atlantica Sustainable Infrastructure P.L.C.	31,600	1,218,180
	Atmos Energy Corp.	12,134	1,256,961
#	Avangrid, Inc.	9,028	459,525
	Avista Corp.	20,799	957,170
	Black Hills Corp.	8,173	563,774
	Brookfield Renewable Corp., Class A	18,351	761,199
	California Water Service Group	16,250	954,688
	CenterPoint Energy, Inc.	6,565	160,777
	Chesapeake Utilities Corp.	7,916	938,204
	Clearway Energy, Inc., Class A	3,852	102,386
	Clearway Energy, Inc., Class C	14,450	414,571
	CMS Energy Corp.	17,300	1,113,947
	Consolidated Water Co., Ltd	12,933	152,221
	Essential Utilities, Inc.	18,470	870,491
	Evergy, Inc.	22,911	1,465,617
	Eversource Energy	15,733	1,356,499
	Genie Energy, Ltd., Class B	24,408	136,685
	Hawaiian Electric Industries, Inc.	20,043	863,052
	IDACORP, Inc.	5,746	588,850
	MDU Resources Group, Inc.	167,375	5,600,368
	MGE Energy, Inc.	14,329	1,071,953
	Middlesex Water Co.	7,465	612,279
	National Fuel Gas Co.	11,930	592,444
	New Jersey Resources Corp.	80,193	3,364,096
#	NiSource, Inc.	31,603	822,310
	Northwest Natural Holding Co.	10,249	552,626
	NorthWestern Corp.	16,697	1,135,897
	NRG Energy, Inc.	87,913	3,149,044
	OGE Energy Corp.	16,299	546,994
	ONE Gas, Inc.	7,311	588,316
	Ormat Technologies, Inc.	56,661	4,102,256
	Otter Tail Corp.	18,309	864,734
	Pinnacle West Capital Corp.	7,400	626,410
	PNM Resources, Inc.	20,489	1,011,337
	Portland General Electric Co.	15,008	763,307
*	Pure Cycle Corp.	2,900	44,283
	RGC Resources, Inc.	1,634	35,441
	SJW Group	12,053	790,074
#	South Jersey Industries, Inc.	31,150	770,963
	Southwest Gas Holdings, Inc.	7,654	533,637
#	Spark Energy, Inc., Class A	2,524	26,704
	Spire, Inc.	7,217	543,729
*	Sunnova Energy International, Inc.	37,988	1,341,736
	UGI Corp.	26,511	1,158,796
	Unitil Corp.	8,110	467,379
	Vistra Corp.	277,420	4,680,075
	WEC Energy Group, Inc.	6,451	626,844

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	7,798	$402,689

TOTAL UTILITIES		54,884,173

TOTAL COMMON STOCKS		4,977,665,784

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	14,980	400,715

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	4,960	518,816

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note	29,528	937,219

TOTAL PREFERRED STOCKS		1,856,750

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/24	1,033	0

TOTAL INVESTMENT SECURITIES (Cost $2,295,006,275)		4,979,522,534

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 0.026%	40,240,707	40,240,707

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	9,334,461	107,999,712

TOTAL INVESTMENTS — (100.0%) (Cost $2,443,231,776)		$5,127,762,953

As of April 30, 2021, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	06/18/21	$33,736,641	$35,899,840	$2,163,199

Total Futures Contracts			$33,736,641	$35,899,840	$2,163,199

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$329,080,120	—	—	$329,080,120
Consumer Discretionary	666,329,771	$5,921	—	666,335,692
Consumer Staples	238,441,257	—	—	238,441,257
Energy	221,783,154	—	—	221,783,154
Financials	1,112,775,893	4,968	—	1,112,780,861
Health Care	481,615,495	1,328,289	—	482,943,784

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$922,512,314	—	—	$922,512,314
Information Technology	586,824,655	—	—	586,824,655
Materials	333,189,835	—	—	333,189,835
Real Estate	28,889,939	—	—	28,889,939
Utilities	54,884,173	—	—	54,884,173
Preferred Stocks
Communication Services	400,715	—	—	400,715
Consumer Discretionary	518,816	—	—	518,816
Industrials	937,219	—	—	937,219
Temporary Cash Investments	40,240,707	—	—	40,240,707
Securities Lending Collateral	—	$107,999,712	—	107,999,712
Futures Contracts**	2,163,199	—	—	2,163,199

TOTAL	$5,020,587,262	$109,338,890	—	$5,129,926,152

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.3%)
COMMUNICATION SERVICES — (2.7%)
	A.H. Belo Corp., Class A	30,920	$61,840
*	Alaska Communications Systems Group, Inc.	229,071	758,225
*	AMC Networks, Inc., Class A	266,563	13,402,788
#*	Anterix, Inc.	68,931	3,261,815
	ATN International, Inc.	142,668	6,502,807
	Audacy Inc.	817,436	3,956,390
#*	AutoWeb, Inc.	16,375	42,575
#*	Ballantyne Strong, Inc.	92,305	476,294
#*	Bandwidth, Inc., Class A	9,000	1,189,800
	Beasley Broadcast Group, Inc., Class A	68,349	192,061
*	Boingo Wireless, Inc.	439,897	6,140,962
*	Boston Omaha Corp., Class A	15,921	446,106
#*	Cardlytics, Inc.	15,198	2,090,181
*	Cargurus, Inc.	496,495	12,253,497
*	Cars.com, Inc.	628,335	8,300,305
*	Cincinnati Bell, Inc.	764,111	11,790,233
#	Cinemark Holdings, Inc.	241,886	5,127,983
	Cogent Communications Holdings, Inc.	405,444	30,615,076
*	comScore, Inc.	120,196	443,523
#*	Consolidated Communications Holdings, Inc.	498,739	3,590,921
*	Cumulus Media, Inc., Class A	26,203	251,811
*	Daily Journal Corp.	1,123	342,728
*	DHI Group, Inc.	228,472	667,138
#*	Dolphin Entertainment, Inc.	5,500	61,105
*	Emerald Holding, Inc.	76,038	426,573
	Entravision Communications Corp., Class A	656,608	2,527,941
	EW Scripps Co. (The), Class A	628,015	13,577,684
#*	Fluent, Inc.	93,172	346,600
#*	Gaia, Inc.	116,340	1,226,224
#*	Gannett Co., Inc.	937,494	4,256,223
	Gray Television, Inc.	748,008	15,199,523
	Gray Television, Inc., Class A	19,984	372,702
*	Hemisphere Media Group, Inc.	111,588	1,363,605
*	IDT Corp., Class B	269,950	6,481,499
*	IMAX Corp.	287,596	5,930,229
#*	Insignia Systems, Inc.	3,274	20,626
*	Iridium Communications, Inc.	662,290	25,160,397
	John Wiley & Sons, Inc., Class A	289,581	16,488,742
*	Liberty Latin America, Ltd., Class A	278,794	3,871,055
*	Liberty Latin America, Ltd., Class C	849,671	11,852,910
#*	Liberty Media Corp.-Liberty Braves, Class A	56,243	1,574,242
*	Liberty Media Corp.-Liberty Braves, Class C	146,447	4,055,117
*	Liberty TripAdvisor Holdings, Inc., Class A	536,180	2,713,071
#*	Lions Gate Entertainment Corp., Class A	455,499	6,591,071
*	Lions Gate Entertainment Corp., Class B	503,556	6,344,806
#	Loral Space & Communications, Inc.	14,775	592,921
*	Madison Square Garden Entertainment Corp.	12,393	1,122,930
#*	Marchex, Inc., Class B	45,959	133,281
#*	Marcus Corp. (The)	186,288	3,718,308
*	Mediaco Holding, Inc., Class A	2,817	9,268
#*	Meredith Corp.	257,056	7,994,442
#*	MSG Networks, Inc., Class A	386,411	6,132,343
	National CineMedia, Inc.	714,362	3,050,326
	Nexstar Media Group, Inc., Class A	310,883	45,827,263

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	ORBCOMM, Inc.	779,765	$8,936,107
*	Pegasus Cos., Inc. (The)	34	10,880
*	QuinStreet, Inc.	383,078	7,764,991
*	Reading International, Inc., Class A	156,270	934,495
*	Reading International, Inc., Class B	2,710	54,200
	Saga Communications, Inc., Class A	20,485	461,527
	Scholastic Corp.	205,533	6,233,816
#*	Sciplay Corp., Class A	2,435	42,978
	Shenandoah Telecommunications Co.	456,090	21,554,813
	Spok Holdings, Inc.	214,309	2,200,953
#*	SRAX, Inc.	29,870	117,389
#*	Super League Gaming, Inc.	7,409	39,860
#*	TechTarget, Inc.	264,118	20,257,851
	TEGNA, Inc.	866,096	17,373,886
	Telephone and Data Systems, Inc.	933,099	21,442,615
	Townsquare Media, Inc., Class A	127,764	1,315,969
*	Travelzoo	129,482	2,040,636
*	Tribune Publishing Co.	337,558	5,887,012
*	TripAdvisor, Inc.	224,003	10,557,261
*	TrueCar, Inc.	350,047	1,610,216
*	United States Cellular Corp.	217,817	7,434,094
#*	Urban One, Inc.	5,621	28,948
*	Vonage Holdings Corp.	1,430,457	19,382,692
	World Wrestling Entertainment, Inc., Class A	55,705	3,069,903
*	Yelp, Inc.	359,178	14,115,695
#*	Zedge, Inc., Class B	25,739	342,329

TOTAL COMMUNICATION SERVICES			484,139,202

CONSUMER DISCRETIONARY — (14.7%)
#*	1-800-Flowers.com, Inc., Class A	327,082	10,458,447
	Aaron’s Co., Inc. (The)	327,181	10,106,621
	Abercrombie & Fitch Co., Class A	542,735	20,347,135
	Acushnet Holdings Corp.	92,548	3,915,706
*	Adient P.L.C.	529,765	24,549,310
*	Adtalem Global Education, Inc.	449,493	15,422,105
	AMCON Distributing Co.	2,862	417,709
*	American Axle & Manufacturing Holdings, Inc.	948,762	8,804,511
#	American Eagle Outfitters, Inc.	1,515,098	52,376,938
*	American Outdoor Brands, Inc.	167,358	4,326,204
*	American Public Education, Inc.	14,201	432,562
*	America’s Car-Mart, Inc.	67,563	10,190,527
#*	Ark Restaurants Corp.	21,894	444,448
*	Asbury Automotive Group, Inc.	174,976	34,751,983
#*	Aspen Group, Inc.	16,082	76,711
*	At Home Group, Inc.	327,748	10,350,282
*	AutoNation, Inc.	319,334	32,725,348
#	Bally’s Corp.	12,605	730,586
*	Barnes & Noble Education, Inc.	473,466	3,745,116
	Bassett Furniture Industries, Inc.	119,411	4,095,797
*	BBQ Holdings, Inc.	61,456	811,219
*	Beazer Homes USA, Inc.	76,324	1,702,788
#	Bed Bath & Beyond, Inc.	868,446	21,989,053
#	Big 5 Sporting Goods Corp.	144,363	2,644,730
#	Big Lots, Inc.	238,720	16,457,357
*	Biglari Holdings, Inc., Class A	260	167,752
*	Biglari Holdings, Inc., Class B	13,260	1,764,376
#*	BJ’s Restaurants, Inc.	174,820	10,662,272
#*	Bloomin’ Brands, Inc.	773,444	24,440,830
*	Blue Apron Holdings, Inc., Class A	846	5,017

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Bluegreen Vacations Holding Corp.	51,698	$957,447
*	Boot Barn Holdings, Inc.	269,409	19,004,111
*	Bowl America, Inc., Class A	10,705	107,051
	Brinker International, Inc.	391,853	26,305,092
	Brunswick Corp.	54,863	5,877,473
	Buckle, Inc. (The)	248,862	10,437,272
*	Build-A-Bear Workshop, Inc.	149,978	1,205,823
	Caleres, Inc.	341,735	7,965,843
	Callaway Golf Co.	529,640	15,333,078
*	Capri Holdings, Ltd.	32,506	1,790,431
#*	CarParts.com, Inc.	95,175	1,644,624
	Carriage Services, Inc.	189,600	7,049,328
#*	Carrols Restaurant Group, Inc.	573,557	3,378,251
	Carter’s, Inc.	176,596	19,211,879
	Cato Corp. (The), Class A	194,029	2,599,989
*	Cavco Industries, Inc.	67,368	14,108,880
*	Century Casinos, Inc.	17,838	234,570
*	Century Communities, Inc.	303,858	22,467,261
*	Charles & Colvard, Ltd.	25,285	79,395
	Cheesecake Factory, Inc. (The)	299,769	18,762,542
	Chico’s FAS, Inc.	645,536	1,936,608
#*	Children’s Place, Inc. (The)	137,918	10,805,875
#	Choice Hotels International, Inc.	170,067	19,353,625
*	Chuy’s Holdings, Inc.	182,584	8,921,054
	Citi Trends, Inc.	117,772	12,318,951
	Clarus Corp.	54,844	1,020,647
	Columbia Sportswear Co.	13,244	1,443,728
*	Conn’s, Inc.	272,527	5,515,947
#*	Container Store Group, Inc. (The)	152,069	2,142,652
»	Contra Zagg, Inc.	343,229	30,891
	Cooper Tire & Rubber Co.	467,595	26,648,239
*	Cooper-Standard Holdings, Inc.	127,718	3,708,931
	Core-Mark Holding Co., Inc.	385,678	16,414,456
	Cracker Barrel Old Country Store, Inc.	133,687	22,388,562
*	Crocs, Inc.	604,686	60,541,162
	Crown Crafts, Inc.	4,141	31,886
	Culp, Inc.	146,717	2,076,046
	Dana, Inc.	1,201,450	30,396,685
*	Dave & Buster’s Entertainment, Inc.	292,331	13,347,833
	Del Taco Restaurants, Inc.	365,649	4,168,399
*	Delta Apparel, Inc.	41,208	1,401,484
*	Denny’s Corp.	566,976	10,738,525
#	Designer Brands, Inc., Class A	429,839	7,608,150
#	Dick’s Sporting Goods, Inc.	326,192	26,936,935
	Dillard’s, Inc., Class A	27,554	2,725,366
#*	Dixie Group, Inc. (The)	34,867	125,173
#*	Dogness International Corp., Class A	49,220	81,705
*	Dorman Products, Inc.	277,350	27,507,573
	Dover Motorsports, Inc.	92,842	207,966
#*	Duluth Holdings, Inc., Class B	61,001	943,685
	Educational Development Corp.	50,756	902,442
#*	El Pollo Loco Holdings, Inc.	337,800	5,722,332
	Escalade, Inc.	54,963	1,210,285
	Ethan Allen Interiors, Inc.	216,513	6,216,088
*	Everi Holdings, Inc.	160,881	2,844,376
	Extended Stay America, Inc.	471,219	9,372,546
*	Fiesta Restaurant Group, Inc.	297,520	4,385,445
*	Flanigan’s Enterprises, Inc.	5,380	132,214
	Flexsteel Industries, Inc.	78,436	3,414,319

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Foot Locker, Inc.	211,702	$12,486,184
*	Fossil Group, Inc.	477,358	6,157,918
*	Fox Factory Holding Corp.	300,738	46,082,084
»	FRD Acquisition Co. Escrow Shares	106,674	0
*	frontdoor, Inc.	284,329	15,220,131
#*	Full House Resorts, Inc.	12,837	125,289
#*	Funko, Inc., Class A	6,738	145,137
*	Genesco, Inc.	163,421	8,171,050
*	Gentherm, Inc.	292,972	20,859,606
*	G-III Apparel Group, Ltd.	334,236	10,859,328
*	Goodyear Tire & Rubber Co. (The)	1,065,236	18,332,712
#*	GoPro, Inc., Class A	219,477	2,464,727
	Graham Holdings Co., Class B	34,801	22,119,864
*	Grand Canyon Education, Inc.	79,843	8,646,198
*	Green Brick Partners, Inc.	104,930	2,708,243
#	Group 1 Automotive, Inc.	158,968	26,096,187
#*	Groupon, Inc.	8,140	412,128
*	GrubHub, Inc.	120,482	8,197,595
#	Guess?, Inc.	580,068	15,685,039
#	H&R Block, Inc.	312,226	6,950,151
#	Hamilton Beach Brands Holding Co., Class A	135,439	2,641,061
#	Hanesbrands, Inc.	466,772	9,830,218
	Harley-Davidson, Inc.	151,118	7,309,578
#	Haverty Furniture Cos., Inc.	28,874	1,341,775
	Haverty Furniture Cos., Inc., Class A	3,785	177,517
#*	Helen of Troy, Ltd.	208,506	44,038,552
*	Hibbett Sports, Inc.	148,981	11,836,540
*	Hilton Grand Vacations, Inc.	376,111	16,759,506
	Hooker Furniture Corp.	125,222	4,697,077
*	Horizon Global Corp.	202,446	1,631,715
#*	Houghton Mifflin Harcourt Co.	684,153	6,212,109
	Installed Building Products, Inc.	264,963	35,677,268
#	International Game Technology P.L.C.	190,331	3,277,500
*	iRobot Corp.	243,154	26,455,155
*	J Alexander’s Holdings, Inc.	98,092	1,007,405
	Jack in the Box, Inc.	202,858	24,474,818
#*	JAKKS Pacific, Inc.	2,347	22,038
	Johnson Outdoors, Inc., Class A	87,484	12,406,106
	KB Home	762,058	36,754,057
#*	Kirkland’s, Inc.	4,700	139,120
	Kohl’s Corp.	144,584	8,481,297
#	Kontoor Brands, Inc.	10,300	647,149
#*	Koss Corp.	4,921	92,023
*	Lakeland Industries, Inc.	71,849	2,026,860
*	Lands’ End, Inc.	114,694	2,642,550
*	Laureate Education, Inc., Class A	527,463	7,252,616
*»	Lazare Kaplan International, Inc.	9,600	1,350
	La-Z-Boy, Inc.	390,628	17,367,321
*	Lazydays Holdings, Inc.	9,971	246,782
	LCI Industries	214,933	31,487,685
*	Leaf Group, Ltd.	324,337	2,873,626
#*	Legacy Housing Corp.	3,046	54,402
#	Leggett & Platt, Inc.	168,108	8,349,924
#*	LGI Homes, Inc.	34,123	5,656,911
	Lifetime Brands, Inc.	133,869	1,941,101
*	Lincoln Educational Services Corp.	22,016	141,343
#*	Lindblad Expeditions Holdings, Inc.	339,132	5,558,374
*	Liquidity Services, Inc.	373,943	6,704,798
#	Lithia Motors, Inc., Class A	11,406	4,384,238

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Live Ventures, Inc.	1,158	$35,927
#*	Luby’s, Inc.	8,227	30,440
*	Lumber Liquidators Holdings, Inc.	267,348	6,408,332
*	M/I Homes, Inc.	184,927	12,893,110
	Macy’s, Inc.	249,844	4,142,414
#*	Magnite, Inc.	164,064	6,570,763
*	Malibu Boats, Inc., Class A	186,711	15,564,229
	Marine Products Corp.	188,416	3,270,902
*	MarineMax, Inc.	198,307	11,263,838
*	Marriott Vacations Worldwide Corp.	207,552	36,867,462
#*	MasterCraft Boat Holdings, Inc.	175,355	4,973,068
#*	Mattel, Inc.	417,586	8,961,396
	MDC Holdings, Inc.	553,377	32,461,095
»	Media General, Inc.	298,450	27,995
*	Meritage Homes Corp.	238,447	25,368,376
*	Modine Manufacturing Co.	479,873	7,812,332
*	Monarch Casino & Resort, Inc.	25,809	1,946,257
#	Monro, Inc.	267,421	18,877,248
#*	Motorcar Parts of America, Inc.	211,547	4,569,415
	Movado Group, Inc.	145,052	4,550,281
#	Murphy USA, Inc.	235,205	32,787,577
	Nathan’s Famous, Inc.	58,894	3,735,646
#*	National Vision Holdings, Inc.	231,799	11,684,988
#*	Nautilus, Inc.	301,715	5,056,743
*	New Home Co., Inc. (The)	199,417	1,222,426
*	Noodles & Co.	250,009	3,021,359
*	ODP Corp. (The)	431,785	17,457,068
#*	Ollie’s Bargain Outlet Holdings, Inc.	133,168	12,287,411
*	OneSpaWorld Holdings Ltd.	8,349	88,959
	Oxford Industries, Inc.	132,322	12,071,736
	Papa John’s International, Inc.	278,335	26,920,561
#*	Party City Holdco, Inc.	14,829	103,803
	Patrick Industries, Inc.	214,410	19,211,136
#	Penske Automotive Group, Inc.	555,546	48,715,829
*	Perdoceo Education Corp.	712,739	8,310,537
#	PetMed Express, Inc.	187,632	5,521,072
*	Playa Hotels & Resorts NV	96,446	709,843
#*	PlayAGS, Inc.	104,141	932,062
*	Potbelly Corp.	216,958	1,325,613
	PVH Corp.	16,967	1,920,325
*	Quotient Technology, Inc.	148,380	2,424,529
	Qurate Retail, Inc., Class A	404,357	4,811,848
#	RCI Hospitality Holdings, Inc.	69,690	5,074,129
*	Red Robin Gourmet Burgers, Inc.	100,579	3,657,052
	Red Rock Resorts, Inc., Class A	66,913	2,451,023
#*	Regis Corp.	297,471	3,849,275
	Rent-A-Center, Inc.	171,507	9,870,228
	Rocky Brands, Inc.	84,742	4,461,666
	Ruth’s Hospitality Group, Inc.	274,382	7,164,114
#*	Sally Beauty Holdings, Inc.	1,003,395	20,138,138
*	Scientific Games Corp., Class A	284,894	16,671,997
*	SeaWorld Entertainment, Inc.	332,493	18,207,317
*	Select Interior Concepts, Inc., Class A	12,031	90,593
#*	Sequential Brands Group, Inc.	4,227	105,675
*	Shake Shack, Inc., Class A	219,268	23,845,395
	Shoe Carnival, Inc.	127,179	7,624,381
	Shutterstock, Inc.	254,679	22,202,915
*	Signet Jewelers, Ltd.	363,937	21,745,236
#	Six Flags Entertainment Corp.	28,205	1,325,071

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Skechers U.S.A., Inc., Class A	38,294	$1,856,876
*	Skyline Champion Corp.	203,952	9,061,587
*	Sleep Number Corp.	255,419	28,578,832
#	Smith & Wesson Brands, Inc.	503,211	8,755,871
#	Sonic Automotive, Inc., Class A	217,412	10,727,108
*	Sonos, Inc.	121,038	4,845,151
*	Sportsman’s Warehouse Holdings, Inc.	397,156	6,974,059
*	Stamps.com, Inc.	124,403	25,548,644
	Standard Motor Products, Inc.	210,774	9,027,450
	Steven Madden, Ltd.	539,656	21,947,810
*	Stitch Fix, Inc., Class A	39,066	1,692,339
*	Stoneridge, Inc.	265,837	8,839,080
	Strategic Education, Inc.	131,612	9,878,797
	Strattec Security Corp.	33,861	1,486,498
#*	Stride, Inc.	375,897	10,761,931
	Superior Group of Cos, Inc.	142,582	3,595,918
*	Superior Industries International, Inc.	183,066	918,991
*	Tandy Leather Factory, Inc.	49,705	205,282
*	Taylor Morrison Home Corp.	1,118,463	34,907,230
	Tempur Sealy International, Inc.	836,252	31,894,651
*	Tenneco, Inc., Class A	224,121	2,256,898
	Texas Roadhouse, Inc.	334,009	35,745,643
#	Thor Industries, Inc.	48,452	6,860,319
*	Tilly’s, Inc., Class A	191,179	2,305,619
#	Toll Brothers, Inc.	5,022	314,879
*	TopBuild Corp.	223,718	49,750,409
	Travel & Leisure Co.	337,812	21,799,008
*	TravelCenters of America, Inc.	50,699	1,393,716
#*	Tri Pointe Homes, Inc.	1,097,949	26,153,145
*	Tupperware Brands Corp.	341,644	8,325,864
*	Turtle Beach Corp.	136,060	3,781,107
*	Unifi, Inc.	172,518	4,663,162
#*	Unique Fabricating, Inc.	993	4,290
*	Universal Electronics, Inc.	138,653	7,882,423
*	Universal Technical Institute, Inc.	166,943	939,889
*	Urban Outfitters, Inc.	450,812	16,184,151
#*	Veoneer, Inc.	18,158	415,818
*	Vera Bradley, Inc.	317,757	3,527,103
#*	Vince Holding Corp.	21,341	240,727
*	Vista Outdoor, Inc.	482,873	15,746,489
*	Visteon Corp.	230,678	28,098,887
#*	VOXX International Corp.	314,925	5,369,471
#*	Vuzix Corp.	12,574	290,082
	Wendy’s Co. (The)	1,039,446	23,460,296
#	Weyco Group, Inc.	81,593	1,604,934
#	Wingstop, Inc.	262,918	41,648,840
	Winmark Corp.	39,297	7,567,423
	Winnebago Industries, Inc.	287,174	22,959,561
	Wolverine World Wide, Inc.	624,370	26,048,716
#*	WW International, Inc.	311,169	8,631,828
	Wyndham Hotels & Resorts, Inc.	51,656	3,776,570
*	YETI Holdings, Inc.	54,502	4,655,561
#*	Zovio, Inc.	683,201	2,534,676
*	Zumiez, Inc.	207,938	8,935,096

TOTAL CONSUMER DISCRETIONARY			2,668,218,463

CONSUMER STAPLES — (3.9%)
	Alico, Inc.	48,302	1,447,611
	Andersons, Inc. (The)	294,115	8,446,983

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Arcadia Biosciences, Inc.	3,853	$10,249
#	B&G Foods, Inc.	446,036	13,015,331
#*	BJ’s Wholesale Club Holdings, Inc.	582,176	26,005,802
*	Bridgford Foods Corp.	19,775	281,596
	Calavo Growers, Inc.	150,929	11,792,083
	Cal-Maine Foods, Inc.	291,675	10,896,978
#*	Central Garden & Pet Co.	92,406	5,002,861
*	Central Garden & Pet Co., Class A	341,072	16,804,617
#*	Chefs’ Warehouse, Inc. (The)	337,426	10,875,240
	Coca-Cola Consolidated, Inc.	62,835	18,426,364
*	Coffee Holding Co., Inc.	46,797	215,734
*	Coty, Inc., Class A	47,595	476,426
*	Darling Ingredients, Inc.	1,382,718	96,029,765
#	Edgewell Personal Care Co.	445,316	17,011,071
#*	elf Beauty, Inc.	200,033	6,050,998
#	Energizer Holdings, Inc.	32,583	1,606,342
#*	Farmer Bros Co.	121,885	1,243,227
	Flowers Foods, Inc.	228,379	5,471,961
#	Fresh Del Monte Produce, Inc.	410,388	11,572,942
#*	Grocery Outlet Holding Corp.	38,246	1,544,756
#*	Hain Celestial Group, Inc. (The)	159,867	6,556,146
#*	Hostess Brands, Inc.	735,759	11,249,755
#	Ingles Markets, Inc., Class A	130,224	7,981,429
	Inter Parfums, Inc.	234,744	17,277,158
	J&J Snack Foods Corp.	124,067	20,422,669
	John B. Sanfilippo & Son, Inc.	84,706	7,445,657
	Lancaster Colony Corp.	171,786	31,730,592
*	Landec Corp.	277,249	3,138,459
#*	Lifevantage Corp.	150,912	1,226,915
#*	Lifeway Foods, Inc.	5,841	29,088
#	Limoneira Co.	165,202	2,983,548
	Mannatech, Inc.	8,053	156,711
	Medifast, Inc.	105,442	23,944,824
#	MGP Ingredients, Inc.	156,226	9,389,183
#	National Beverage Corp.	214,748	10,434,605
#	Natura & Co. Holding SA, ADR	51,955	925,319
*	Natural Alternatives International, Inc.	56,385	845,775
	Natural Grocers by Vitamin Cottage, Inc.	202,255	3,179,449
#	Natural Health Trends Corp.	17,580	127,982
	Nature’s Sunshine Products, Inc.	80,735	1,680,095
*	NewAge, Inc.	173,411	379,770
	Nu Skin Enterprises, Inc., Class A	405,378	21,428,281
#	Ocean Bio-Chem, Inc.	4,504	60,173
	Oil-Dri Corp. of America	49,271	1,721,036
*	Performance Food Group Co.	106,845	6,271,802
	PriceSmart, Inc.	264,101	22,195,048
#*	Rite Aid Corp.	99,170	1,737,458
*	Rocky Mountain Chocolate Factory, Inc.	41,868	253,301
	Sanderson Farms, Inc.	141,481	23,277,869
	Seaboard Corp.	1,720	6,154,143
*	Seneca Foods Corp., Class A	67,063	3,088,922
*	Seneca Foods Corp., Class B	2,794	129,949
*	Simply Good Foods Co. (The)	175,608	6,067,256
#	SpartanNash Co.	344,206	6,667,270
	Spectrum Brands Holdings, Inc.	223,019	19,656,895
*	Sprouts Farmers Market, Inc.	841,398	21,548,203
#	Tootsie Roll Industries, Inc.	197,078	6,221,753
#*	TreeHouse Foods, Inc.	404,759	19,266,528
#	Turning Point Brands, Inc.	131,548	6,422,173

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	488,859	$18,019,343
	United-Guardian, Inc.	19,179	280,397
	Universal Corp.	229,256	12,891,065
*	USANA Health Sciences, Inc.	181,376	16,322,026
	Vector Group, Ltd.	1,336,927	17,446,897
#*	Veru, Inc.	3,015	26,653
	Village Super Market, Inc., Class A	97,960	2,388,265
#	WD-40 Co.	122,577	30,489,803
#	Weis Markets, Inc.	184,431	9,562,747

TOTAL CONSUMER STAPLES			704,929,322

ENERGY — (3.1%)
	Adams Resources & Energy, Inc.	29,862	791,343
#	Antero Midstream Corp.	1,076,976	9,305,073
*	Antero Resources Corp.	766,469	6,913,550
	Arch Resources, Inc.	120,526	5,352,560
	Archrock, Inc.	948,244	8,856,599
*	Ardmore Shipping Corp.	228,182	894,473
*	Aspen Aerogels, Inc.	23,722	432,452
	Berry Corp.	65,356	399,325
*	Bonanza Creek Energy, Inc.	198,281	6,561,118
*	Bristow Group, Inc.	90,676	2,399,287
	Cactus, Inc., Class A	311,766	9,293,745
*	Callon Petroleum Co.	257,645	9,633,347
*	ChampionX Corp.	576,470	12,111,635
	Cimarex Energy Co.	179,459	11,880,186
*	Clean Energy Fuels Corp.	1,696,628	18,662,908
*	CNX Resources Corp.	1,898,119	25,472,757
*	Comstock Resources, Inc.	62,680	344,113
*	CONSOL Energy, Inc.	212,244	1,863,502
	Core Laboratories NV	164,512	4,635,948
	CVR Energy, Inc.	423,274	9,011,504
#*	Dawson Geophysical Co.	216,228	497,324
	Delek US Holdings, Inc.	610,750	14,493,098
*	Denbury, Inc.	9,495	516,623
	DHT Holdings, Inc.	1,616,096	9,534,966
#	DMC Global, Inc.	142,564	7,698,456
*	Dorian LPG, Ltd.	262,736	3,491,761
#*	Dril-Quip, Inc.	285,259	8,743,188
*	Earthstone Energy, Inc., Class A	221,554	1,555,309
#*	ENGlobal Corp.	12,104	41,396
	EnLink Midstream LLC	518,786	2,401,979
*	EQT Corp.	1,159,038	22,137,626
	Equitrans Midstream Corp.	537,543	4,386,351
	Evolution Petroleum Corp.	263,378	871,781
#*	Exterran Corp.	225,848	740,781
#*	Forum Energy Technologies, Inc.	32,798	596,268
#*	Frank’s International NV	417,703	1,357,535
	GasLog, Ltd.	585,779	3,403,376
*	Geospace Technologies Corp.	126,922	954,453
#*	Goodrich Petroleum Corp.	31,387	315,439
#*	Green Plains, Inc.	258,787	7,711,853
#*	Gulf Island Fabrication, Inc.	161,043	669,939
#*	Helix Energy Solutions Group, Inc.	1,110,272	4,763,067
	Helmerich & Payne, Inc.	518,546	13,290,334
	HollyFrontier Corp.	304,599	10,660,965
#*	Houston American Energy Corp.	24,342	39,677
*	Independence Contract Drilling, Inc.	7,128	25,732
	International Seaways, Inc.	256,587	4,536,458

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	KLX Energy Services Holdings, Inc.	44,799	$345,400
	Kosmos Energy, Ltd.	1,321,323	3,778,984
*	Laredo Petroleum, Inc.	93,724	3,799,571
	Liberty Oilfield Services, Inc., Class A	95,837	1,121,293
*	Magnolia Oil & Gas Corp., Class A	25,029	281,827
#*	Mammoth Energy Services, Inc.	17,518	66,919
	Marathon Oil Corp.	448,352	5,048,444
#	Matador Resources Co.	919,958	24,204,095
*	Mexco Energy Corp.	1,093	8,274
*	Mind Technology, Inc.	73,466	170,441
#	Murphy Oil Corp.	723,793	12,253,816
	Nabors Industries, Ltd.	44,712	3,614,965
	NACCO Industries, Inc., Class A	55,644	1,287,046
#*	National Energy Services Reunited Corp.	1,528	19,390
*	Natural Gas Services Group, Inc.	119,566	1,076,094
*	NCS Multistage Holdings, Inc.	499	11,996
*	Newpark Resources, Inc.	791,165	2,246,909
#*	NextDecade Corp.	8,783	19,410
*	NexTier Oilfield Solutions, Inc.	456,288	1,638,074
#	Nordic American Tankers, Ltd.	52,461	173,646
	NOV, Inc.	676,999	10,121,135
*	Oceaneering International, Inc.	660,675	7,102,256
*	Oil States International, Inc.	530,725	2,977,367
*	Overseas Shipholding Group, Inc., Class A	419,573	927,256
*	Par Pacific Holdings, Inc.	294,315	4,470,645
	Patterson-UTI Energy, Inc.	1,593,460	10,771,790
#*	PBF Energy, Inc., Class A	736,538	10,444,109
*	PDC Energy, Inc.	869,017	31,727,811
#*	Peabody Energy Corp.	412,215	1,525,196
*	Penn Virginia Corp.	96,936	1,321,238
	PHX Minerals, Inc.	151,007	436,410
#*	PrimeEnergy Resources Corp.	145	6,129
*	ProPetro Holding Corp.	542,029	5,219,739
*	Range Resources Corp.	2,172,526	21,334,205
#*	Renewable Energy Group, Inc.	419,888	23,312,182
*	REX American Resources Corp.	56,341	4,548,409
#*	RigNet, Inc.	77,183	740,957
#*	RPC, Inc.	615,877	2,993,162
*	SandRidge Energy, Inc.	131,359	533,318
#	Scorpio Tankers, Inc.	365,744	6,634,596
*	SEACOR Marine Holdings, Inc.	157,143	724,429
*	Select Energy Services, Inc., Class A	366,639	1,770,866
#	SFL Corp., Ltd.	580,455	4,504,331
*	SilverBow Resources, Inc.	37,001	359,280
	SM Energy Co.	709,218	11,205,644
#*	Smart Sand, Inc.	39,001	94,382
	Solaris Oilfield Infrastructure, Inc., Class A	265,810	2,907,961
#*	Southwestern Energy Co.	5,122,264	21,872,067
*	Talos Energy, Inc.	277,768	3,108,224
*	Technip Energies NV, ADR	62,892	893,695
	TechnipFMC P.L.C.	493,632	3,652,877
#*	Teekay Tankers, Ltd., Class A	54,087	725,307
*	TETRA Technologies, Inc.	894,617	2,245,489
*	Tidewater, Inc.	141,744	1,737,781
#*	TOP Ships, Inc.	82,350	138,348
#*	Transocean, Ltd.	190,919	614,759
	US Silica Holdings, Inc.	508,070	5,410,946
#*	W&T Offshore, Inc.	1,249,831	4,111,944
	World Fuel Services Corp.	388,295	12,009,964

TOTAL ENERGY			556,653,958

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (20.0%)
#	1st Constitution Bancorp	17,855	$342,459
	1st Source Corp.	227,748	10,838,527
	ACNB Corp.	19,077	524,617
#	Affiliated Managers Group, Inc.	208,900	33,668,413
	Alerus Financial Corp.	6,328	181,930
	Allegiance Bancshares, Inc.	115,565	4,576,374
	Altabancorp	135,005	5,636,459
	A-Mark Precious Metals, Inc.	78,967	2,943,100
*	Ambac Financial Group, Inc.	305,184	5,233,906
	American Equity Investment Life Holding Co.	836,616	25,918,364
	American National Bankshares, Inc.	71,950	2,448,458
	American National Group, Inc.	78,093	8,851,842
	American River Bankshares	8,894	175,479
	Ameris Bancorp	623,966	33,750,321
	AMERISAFE, Inc.	186,405	11,572,022
#	AmeriServ Financial, Inc.	221,239	929,204
#	Ames National Corp.	7,213	182,345
	Argo Group International Holdings, Ltd.	226,885	11,838,859
	Arrow Financial Corp.	147,130	5,201,045
#	Artisan Partners Asset Management, Inc., Class A	522,064	26,583,499
	Associated Banc-Corp.	994,723	21,774,486
#	Associated Capital Group, Inc., Class A	2,084	74,461
	Assured Guaranty, Ltd.	282,881	14,384,499
#	Atlantic American Corp.	24,271	99,268
*	Atlantic Capital Bancshares, Inc.	195,796	5,237,543
	Atlantic Union Bankshares Corp.	633,195	24,485,651
*	Atlanticus Holdings Corp.	83,607	2,613,555
#	Auburn National BanCorp, Inc.	2,786	98,903
	Axis Capital Holdings, Ltd.	160,441	8,952,608
*	Axos Financial, Inc.	517,437	23,362,281
	Banc of California, Inc.	471,982	8,448,478
	BancFirst Corp.	211,940	14,731,949
*	Bancorp, Inc. (The)	627,923	13,943,030
	BancorpSouth Bank	924,635	27,359,950
	Bank of Commerce Holdings	81,923	1,057,626
#	Bank of Hawaii Corp.	351,712	31,967,104
	Bank of Marin Bancorp	116,831	4,138,154
	Bank of NT Butterfield & Son, Ltd. (The)	122,661	4,810,764
#	Bank of South Carolina Corp.	808	16,160
#	Bank OZK	611,647	25,071,411
	BankFinancial Corp.	140,811	1,467,251
	BankUnited, Inc.	331,677	15,459,465
	Bankwell Financial Group, Inc.	16,980	458,630
	Banner Corp.	294,758	16,754,045
#	Bar Harbor Bankshares	99,704	2,857,517
#*	Baycom Corp.	27,232	492,627
	BCB Bancorp, Inc.	91,776	1,263,756
#*	Berkshire Bancorp, Inc.	3,892	39,893
	Berkshire Hills Bancorp, Inc.	377,976	8,387,287
	BGC Partners, Inc., Class A	569,857	3,020,242
*	Blucora, Inc.	302,057	4,348,111
	BOK Financial Corp.	69,745	6,133,375
	Boston Private Financial Holdings, Inc.	868,384	12,782,612
#*	Bridgewater Bancshares, Inc.	44,408	750,939
*	Brighthouse Financial, Inc.	359,011	16,798,125

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BrightSphere Investment Group, Inc.	601,260	$13,534,363
	Brookline Bancorp, Inc.	704,586	11,343,835
	Bryn Mawr Bank Corp.	188,059	8,643,192
#	Business First Bancshares, Inc.	12,650	300,691
	Byline Bancorp, Inc.	50,930	1,156,111
	C&F Financial Corp.	19,373	817,153
	Cadence BanCorp.	644,296	14,335,586
	California First National Bancorp	6,634	122,066
	Cambridge Bancorp	11,632	1,018,382
	Camden National Corp.	155,855	7,437,401
*	Cannae Holdings, Inc.	301,624	11,974,473
#*	Capital Bancorp, Inc.	1,007	22,124
#	Capital City Bank Group, Inc.	127,143	3,212,904
	Capitol Federal Financial, Inc.	1,538,161	19,880,731
	Capstar Financial Holdings, Inc.	80,017	1,535,526
#*	Carver Bancorp, Inc.	16,478	144,512
	Cathay General Bancorp	717,282	29,035,575
#	CBTX, Inc.	32,778	1,024,968
*	CCUR Holdings, Inc.	16	124,400
	Central Pacific Financial Corp.	242,137	6,525,592
	Central Valley Community Bancorp	43,072	845,934
	Century Bancorp, Inc., Class A	33,100	3,781,675
#	Chemung Financial Corp.	9,950	422,875
	CIT Group, Inc.	158,798	8,462,345
#	Citizens & Northern Corp.	74,349	1,836,420
#	Citizens Community Bancorp, Inc.	2,440	31,720
#	Citizens Holding Co.	2,717	51,895
#*	Citizens, Inc.	201,927	1,179,254
	City Holding Co.	142,794	11,052,256
	Civista Bancshares, Inc.	52,508	1,214,510
	CNB Financial Corp.	118,869	3,026,405
	CNO Financial Group, Inc.	855,744	21,847,144
#*	Coastal Financial Corp.	4,672	139,085
#	Codorus Valley Bancorp, Inc.	30,736	565,542
*	Cohen & Co., Inc.	1,426	45,789
	Cohen & Steers, Inc.	372,098	25,310,106
#	Colony Bankcorp, Inc.	30,424	474,310
	Columbia Banking System, Inc.	637,022	27,729,568
*	Columbia Financial, Inc.	28,709	524,513
	Community Bank System, Inc.	335,944	26,079,333
#	Community Bankers Trust Corp.	131,061	1,098,291
	Community Trust Bancorp, Inc.	173,517	7,731,918
	Community West Bancshares	6,650	82,261
	ConnectOne Bancorp, Inc.	342,628	9,302,350
*	Consumer Portfolio Services, Inc.	214,195	931,748
#	Cowen, Inc., Class A	144,446	5,704,173
	Crawford & Co., Class A	249,332	2,615,493
	Crawford & Co., Class B	198,028	1,885,227
*	CrossFirst Bankshares, Inc.	17,878	263,522
#	Cullen/Frost Bankers, Inc.	34,297	4,117,698
#	Curo Group Holdings Corp.	53,643	768,168
*	Customers Bancorp, Inc.	293,686	10,138,041
	CVB Financial Corp.	1,219,226	25,859,783
	Diamond Hill Investment Group, Inc.	35,821	6,125,391
	Dime Community Bancshares, Inc.	405,169	13,419,197
	Donegal Group, Inc., Class A	255,694	3,945,358
	Donegal Group, Inc., Class B	5,267	76,372
*	Donnelley Financial Solutions, Inc.	390,190	11,924,206
	Eagle Bancorp Montana, Inc.	3,432	80,274

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Eagle Bancorp, Inc.	298,649	$15,950,843
	East West Bancorp, Inc.	6,205	472,511
#*	eHealth, Inc.	183,727	12,996,848
#*	Elevate Credit, Inc.	162,044	544,468
	Employers Holdings, Inc.	267,683	10,835,808
#*	Encore Capital Group, Inc.	293,017	11,527,289
*	Enova International, Inc.	356,973	12,222,756
*	Enstar Group, Ltd.	89,915	22,584,850
	Enterprise Bancorp, Inc.	38,597	1,344,334
	Enterprise Financial Services Corp.	232,650	11,430,094
*	Equity Bancshares, Inc., Class A	114,096	3,338,449
#*	Esquire Financial Holdings, Inc.	9,801	224,933
	ESSA Bancorp, Inc.	49,020	760,790
	Essent Group, Ltd.	395,238	20,781,614
	Evans Bancorp, Inc.	20,559	759,861
	Evercore, Inc., Class A	327,530	45,896,779
*	EZCORP, Inc., Class A	525,730	2,959,860
#	Farmers & Merchants Bancorp, Inc.	18,172	427,042
	Farmers National Banc Corp.	164,618	2,729,366
	FB Financial Corp.	224,872	9,435,629
	FBL Financial Group, Inc., Class A	199,475	11,308,238
	Federal Agricultural Mortgage Corp., Class A	2,089	180,448
	Federal Agricultural Mortgage Corp., Class C	85,912	8,836,908
	Federated Hermes, Inc.	844,260	24,314,688
	FedNat Holding Co.	120,066	611,136
	Financial Institutions, Inc.	160,535	5,125,883
	First American Financial Corp.	57,307	3,696,301
	First BanCorp.	1,647,520	20,709,326
	First BanCorp.	264,771	11,226,290
	First Bancorp, Inc. (The)	92,697	2,622,398
	First Bancshares, Inc. (The)	52,218	2,042,768
	First Bank	49,344	626,175
	First Busey Corp.	448,815	11,211,399
	First Business Financial Services, Inc.	49,152	1,300,562
	First Choice Bancorp	28,763	920,991
	First Citizens BancShares, Inc., Class A	14,916	12,939,033
	First Commonwealth Financial Corp.	859,934	12,460,444
	First Community Bancshares, Inc.	186,857	5,459,962
#	First Community Corp.	2,256	41,510
	First Financial Bancorp	877,788	21,514,584
#	First Financial Bankshares, Inc.	765,683	37,579,722
	First Financial Corp.	56,925	2,518,362
	First Financial Northwest, Inc.	89,174	1,213,658
	First Foundation, Inc.	353,262	8,407,636
	First Hawaiian, Inc.	411,181	11,291,030
	First Horizon Corp.	555,153	10,153,748
	First Internet Bancorp	91,382	3,138,972
	First Interstate BancSystem, Inc., Class A	376,764	17,696,605
	First Merchants Corp.	508,467	23,496,260
	First Mid Bancshares, Inc.	51,145	2,226,853
	First Midwest Bancorp, Inc.	1,002,937	21,031,589
	First Northwest Bancorp	52,428	879,742
	First of Long Island Corp. (The)	225,079	4,791,932
	First United Corp.	30,484	515,789
	First US Bancshares, Inc.	2,966	30,520
#	FirstCash, Inc.	343,428	24,737,119
	Flagstar Bancorp, Inc.	480,390	22,357,351
	Flushing Financial Corp.	307,181	7,148,102
	FNB Corp.	1,059,105	13,651,863

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FS Bancorp, Inc.	22,706	$1,551,955
	Fulton Financial Corp.	1,400,733	23,882,498
#*	FVCBankcorp, Inc.	1,360	23,922
	GAMCO Investors, Inc., Class A	94,657	1,862,850
*	Genworth Financial, Inc., Class A	667,856	2,885,138
	German American Bancorp, Inc.	218,755	9,478,654
#	Glacier Bancorp, Inc.	770,405	45,415,375
	Global Indemnity Group LLC, Class A	79,077	2,274,255
	Great Southern Bancorp, Inc.	144,396	8,145,378
	Great Western Bancorp, Inc.	350,157	11,572,689
*	Green Dot Corp., Class A	439,572	20,114,815
	Greenhill & Co., Inc.	169,966	2,580,084
#*	Greenlight Capital Re, Ltd., Class A	306,130	2,825,580
#	Guaranty Bancshares, Inc.	34,577	1,345,045
	Guaranty Federal Bancshares, Inc.	2,898	69,842
*	Hallmark Financial Services, Inc.	121,743	483,320
#	Hamilton Lane, Inc., Class A	123,961	11,212,272
	Hancock Whitney Corp.	526,058	24,324,922
	Hanmi Financial Corp.	293,407	5,956,162
	Hanover Insurance Group, Inc. (The)	55,579	7,687,131
	HarborOne Bancrop, Inc.	215,674	3,086,295
	Hawthorn Bancshares, Inc.	3,067	66,063
	HBT Financial, Inc.	9,252	168,386
#	HCI Group, Inc.	104,162	7,647,574
	Heartland Financial USA, Inc.	238,941	12,011,564
	Heritage Commerce Corp.	577,210	6,966,925
	Heritage Financial Corp.	308,024	8,655,474
#	Heritage Insurance Holdings, Inc.	132,926	1,210,956
#	Hilltop Holdings, Inc.	518,833	18,262,922
#	Hingham Institution For Savings (The)	9,938	3,022,543
*	HMN Financial, Inc.	33,346	676,257
	Home Bancorp, Inc.	20,453	775,987
	Home BancShares, Inc.	1,262,020	35,122,017
	HomeStreet, Inc.	253,685	10,360,495
	HomeTrust Bancshares, Inc.	51,389	1,408,059
	Hope Bancorp, Inc.	1,151,455	17,283,340
	Horace Mann Educators Corp.	342,252	13,724,305
	Horizon Bancorp, Inc.	409,076	7,502,454
	Houlihan Lokey, Inc.	253,668	16,810,578
*	Howard Bancorp, Inc.	55,832	940,211
	Independence Holding Co.	16,547	728,068
	Independent Bank Corp.	269,597	22,079,994
	Independent Bank Corp.	64,299	1,514,884
	Independent Bank Group, Inc.	272,392	20,568,320
	International Bancshares Corp.	598,914	28,382,534
	Invesco, Ltd.	7,920	213,840
#	Investar Holding Corp.	2,310	51,074
	Investors Bancorp, Inc.	986,643	14,444,454
	Investors Title Co.	17,066	3,010,954
	James River Group Holdings, Ltd.	190,206	8,960,605
	Janus Henderson Group P.L.C.	343,408	11,809,801
	Jefferies Financial Group, Inc.	215,281	6,998,785
	Kearny Financial Corp.	257,928	3,296,320
	Kemper Corp.	415,912	32,466,091
	Kentucky First Federal Bancorp	11,174	77,101
	Kingstone Cos., Inc.	101,522	850,754
#	Kinsale Capital Group, Inc.	94,599	16,461,172
	Lake Shore Bancorp, Inc.	537	7,948
	Lakeland Bancorp, Inc.	471,151	8,541,968

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Financial Corp.	229,971	$15,001,008
	Landmark Bancorp, Inc.	7,733	185,979
	Lazard, Ltd., Class A	165,619	7,451,199
	LCNB Corp.	9,758	176,815
*	LendingClub Corp.	453,232	6,975,240
#*	LendingTree, Inc.	69,338	14,317,604
#*	Limestone Bancorp, Inc.	1,480	23,414
	Live Oak Bancshares, Inc.	178,004	11,385,136
	Luther Burbank Corp.	42,678	475,433
	Macatawa Bank Corp.	327,762	3,136,682
	Mackinac Financial Corp.	49,665	1,077,730
*	Magyar Bancorp, Inc.	1,800	23,688
#*	Maiden Holdings, Ltd.	994,400	3,699,168
#*	MainStreet Bancshares, Inc.	2,586	54,823
*	Malvern Bancorp, Inc.	5,936	108,213
	Manning & Napier, Inc.	50,447	356,156
	Marlin Business Services Corp.	113,586	2,561,364
*	MBIA, Inc.	530,613	5,316,742
	Mercantile Bank Corp.	155,180	5,009,210
#	Merchants Bancorp	24,282	990,463
	Mercury General Corp.	499,547	31,106,792
	Meridian Bancorp, Inc.	493,869	10,919,444
#	Meridian Corp.	2,224	58,714
	Meta Financial Group, Inc.	323,772	15,949,009
*	Metropolitan Bank Holding Corp.	17,242	1,083,660
	MGIC Investment Corp.	191,756	2,922,361
#	Mid Penn Bancorp, Inc.	5,054	136,407
#	Middlefield Banc Corp.	769	17,210
	Midland States Bancorp, Inc.	111,779	3,149,932
	MidWestOne Financial Group, Inc.	49,363	1,557,896
#*	MMA Capital Holdings, Inc.	300	5,124
	Moelis & Co., Class A	351,447	19,076,543
*	Mr Cooper Group, Inc.	303,731	10,472,645
	MVB Financial Corp.	13,066	526,298
	National Bank Holdings Corp., Class A	284,132	11,336,867
#	National Bankshares, Inc.	5,722	205,363
	National Western Life Group, Inc., Class A	16,723	3,834,584
	Navient Corp.	1,679,441	28,264,992
	NBT Bancorp, Inc.	405,516	15,365,001
	Nelnet, Inc., Class A	259,040	19,228,539
	New York Community Bancorp, Inc.	629,100	7,524,036
»	NewStar Financial, Inc.	274,446	27,884
*	NI Holdings, Inc.	2,804	53,697
*	Nicholas Financial, Inc.	57,617	599,793
*	Nicolet Bankshares, Inc.	37,175	2,965,078
*	NMI Holdings, Inc., Class A	461,384	11,922,163
	Northeast Bank	60,977	1,717,722
	Northfield Bancorp, Inc.	491,867	7,958,408
	Northrim BanCorp, Inc.	60,780	2,592,267
	Northwest Bancshares, Inc.	1,150,227	16,149,187
#	Norwood Financial Corp.	17,290	440,722
	OceanFirst Financial Corp.	404,079	9,237,246
*	Ocwen Financial Corp.	63,196	1,991,306
	OFG Bancorp	452,587	10,721,786
#	Ohio Valley Banc Corp.	11,953	267,508
	Old National Bancorp	1,461,216	27,616,982
	Old Republic International Corp.	273,899	6,743,393
	Old Second Bancorp, Inc.	240,857	3,181,721
	OneMain Holdings, Inc.	131,690	7,489,210

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Oppenheimer Holdings, Inc., Class A	68,996	$3,530,525
	Origin Bancorp, Inc.	25,234	1,103,483
#*»	Orleans Homebuilders, Inc.	0	0
	Orrstown Financial Services, Inc.	32,349	766,995
*	Oxbridge Re Holdings, Ltd.	33,640	67,953
*	Pacific Mercantile Bancorp	117,546	1,019,124
	Pacific Premier Bancorp, Inc.	696,201	30,653,730
	PacWest Bancorp	176,914	7,679,837
*	Palomar Holdings, Inc.	787	55,373
#	Park National Corp.	87,061	10,890,460
#	Parke Bancorp, Inc.	31,216	659,282
#*	Patriot National Bancorp, Inc.	424	3,947
#	PCB Bancorp	1,903	30,067
	PCSB Financial Corp.	42,414	741,821
	Peapack-Gladstone Financial Corp.	187,024	5,984,768
	Penns Woods Bancorp, Inc.	43,978	1,055,472
	Pennymac Financial Services, Inc.	588	35,403
#	Peoples Bancorp of North Carolina, Inc.	8,423	196,846
	Peoples Bancorp, Inc.	184,195	6,157,639
	Peoples Financial Services Corp.	2,106	89,821
	People’s United Financial, Inc.	242,291	4,392,736
	Pinnacle Financial Partners, Inc.	74,986	6,571,773
	Piper Sandler Cos	82,196	9,533,914
#	PJT Partners, Inc., Class A	157,308	11,566,857
	Popular, Inc.	165,202	12,218,340
*	PRA Group, Inc.	445,731	16,795,144
	Preferred Bank	146,587	9,607,312
	Premier Financial Bancorp, Inc.	121,352	2,298,407
	Premier Financial Corp.	394,432	12,460,107
	Primerica, Inc.	119,381	19,073,502
	Primis Financial Corp.	101,983	1,463,456
	ProAssurance Corp.	347,578	8,689,450
	PROG Holdings, Inc.	608,763	31,010,387
*	ProSight Global, Inc.	1,874	23,837
	Prosperity Bancshares, Inc.	3,895	285,737
	Protective Insurance Corp., Class A	1,471	33,789
	Protective Insurance Corp., Class B	84,422	1,941,706
#	Provident Bancorp, Inc.	3,898	63,810
	Provident Financial Holdings, Inc.	66,843	1,086,867
	Provident Financial Services, Inc.	576,695	13,592,701
#	Prudential Bancorp, Inc.	19,468	269,632
	Pzena Investment Management, Inc., Class A	168,844	1,777,927
	QCR Holdings, Inc.	137,594	6,634,783
	Radian Group, Inc.	90,952	2,241,057
	RBB Bancorp	53,690	1,131,785
#	Red River Bancshares, Inc.	4,613	256,667
	Regional Management Corp.	126,601	4,903,257
	Reliant Bancorp, Inc.	9,701	268,039
#	Renasant Corp.	462,105	19,468,484
	Republic Bancorp, Inc., Class A	104,744	4,706,148
#*	Republic First Bancorp, Inc.	387,353	1,545,538
#	Richmond Mutual Bancorp, Inc.	1,932	26,410
	Riverview Bancorp, Inc.	235,507	1,622,643
	RLI Corp.	342,162	38,137,377
	S&T Bancorp, Inc.	316,273	10,421,195
#*	Safeguard Scientifics, Inc.	210,340	1,295,694
	Safety Insurance Group, Inc.	144,902	11,886,311
	Salisbury Bancorp, Inc.	2,960	137,551
	Sandy Spring Bancorp, Inc.	304,370	13,806,223

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	SB Financial Group, Inc.	790	$14,109
*	Seacoast Banking Corp. of Florida	380,161	13,818,852
*	Security National Financial Corp., Class A	2,489	21,007
#*	Select Bancorp, Inc.	53,216	627,417
	Selective Insurance Group, Inc.	465,386	35,434,490
#	ServisFirst Bancshares, Inc.	389,281	24,618,130
	Severn Bancorp, Inc.	1,000	11,840
#	Shore Bancshares, Inc.	68,207	1,148,606
	Sierra Bancorp	161,975	4,384,663
	Silvercrest Asset Management Group, Inc., Class A	32,456	451,463
	Simmons First National Corp., Class A	872,902	24,877,707
*	SiriusPoint, Ltd	291,745	3,086,662
	SLM Corp.	735,079	14,451,653
	SmartFinancial, Inc.	38,310	907,564
	Sound Financial Bancorp, Inc.	100	3,803
	South Plains Financial, Inc.	464	10,598
	South State Corp.	488,168	41,162,326
*	Southern First Bancshares, Inc.	76,116	3,919,974
	Southern Missouri Bancorp, Inc.	38,448	1,610,587
	Southside Bancshares, Inc.	292,881	11,759,172
	Spirit of Texas Bancshares, Inc.	13,676	316,873
	State Auto Financial Corp.	396,810	7,491,773
	Sterling Bancorp	1,352,336	33,984,204
*	Sterling Bancorp, Inc.	77,579	384,016
	Stewart Information Services Corp.	258,015	15,132,580
	Stifel Financial Corp.	631,043	43,661,865
#	Stock Yards Bancorp, Inc.	214,152	10,956,016
*	StoneX Group, Inc.	186,424	11,841,652
	Summit Financial Group, Inc.	35,638	928,370
	Summit State Bank	743	12,170
	Synovus Financial Corp.	193,603	9,072,237
	TCF Financial Corp.	1,059,329	48,220,656
	Territorial Bancorp, Inc.	90,422	2,274,113
*	Texas Capital Bancshares, Inc.	355,303	24,384,445
	TFS Financial Corp.	19,730	385,919
	Timberland Bancorp, Inc.	88,834	2,499,789
	Tiptree, Inc.	326,074	3,264,001
	Tompkins Financial Corp.	137,972	10,782,512
	Towne Bank	565,247	17,511,352
	TriCo Bancshares	238,420	11,034,078
*	TriState Capital Holdings, Inc.	302,148	7,212,273
*	Triumph Bancorp, Inc.	146,154	12,953,629
*	Trupanion, Inc.	16,704	1,354,694
	TrustCo Bank Corp. NY	1,082,640	7,919,512
	Trustmark Corp.	612,550	19,852,745
	UMB Financial Corp.	407,028	39,493,927
	Umpqua Holdings Corp.	647,264	12,065,001
*	Unico American Corp.	11,600	53,360
	Union Bankshares, Inc.	2,252	74,316
	United Bancshares, Inc.	900	26,496
	United Bankshares, Inc.	843,290	33,115,998
	United Community Banks, Inc.	760,971	24,898,971
	United Fire Group, Inc.	217,339	6,576,678
#	United Insurance Holdings Corp.	287,802	1,608,813
#	United Security Bancshares	43,282	358,375
	Unity Bancorp, Inc.	58,176	1,282,781
	Universal Insurance Holdings, Inc.	296,851	4,141,071
	Univest Financial Corp.	277,066	7,738,453
	Unum Group	396,465	11,204,101

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	US Global Investors, Inc., Class A	18,027	$134,121
	Valley National Bancorp	2,933,138	40,389,310
#	Value Line, Inc.	26,994	824,397
	Veritex Holdings, Inc.	51,337	1,734,164
#	Victory Capital Holdings, Inc., Class A	7,847	217,754
	Virtu Financial, Inc., Class A	338,408	10,027,029
	Virtus Investment Partners, Inc.	76,757	20,989,969
	Waddell & Reed Financial, Inc., Class A	575,462	14,375,041
	Walker & Dunlop, Inc.	310,836	34,456,171
	Washington Federal, Inc.	657,921	21,415,329
	Washington Trust Bancorp, Inc.	169,853	8,670,996
	Waterstone Financial, Inc.	289,366	5,700,510
#	Webster Financial Corp.	168,865	8,934,647
	WesBanco, Inc.	538,056	19,526,052
	West BanCorp, Inc.	167,411	4,396,213
	Westamerica BanCorp.	199,020	12,617,868
	Western Alliance Bancorp	127,334	13,378,983
	Western New England Bancorp, Inc.	278,797	2,258,256
	Westwood Holdings Group, Inc.	55,239	999,274
	White Mountains Insurance Group, Ltd.	19,782	23,054,536
	Wintrust Financial Corp.	284,784	21,956,846
#	WisdomTree Investments, Inc.	972,305	6,597,089
#*	World Acceptance Corp.	71,292	9,320,716
	WSFS Financial Corp.	428,997	21,917,457
	WVS Financial Corp.	4,423	70,989

TOTAL FINANCIALS			3,634,084,505

HEALTH CARE — (9.8%)
#*	Abeona Therapeutics, Inc.	17,895	31,674
#*	AC Immune SA	3,624	24,498
*	Acadia Healthcare Co., Inc.	794,390	48,394,239
#*	Accuray, Inc.	1,008,245	4,738,751
#*	Acer Therapeutics, Inc.	2,509	7,326
#*	Achieve Life Sciences, Inc.	12,338	133,127
»	Achillion Pharmaceuticals, Inc.	2,084,145	2,980,327
*	Aclaris Therapeutics, Inc.	6,719	160,248
*	Acorda Therapeutics, Inc.	13,216	68,988
*	Addus HomeCare Corp.	105,209	11,131,112
#*	Adial Pharmaceuticals, Inc.	18,612	40,946
#*	Adicet Bio, Inc.	1,500	23,895
#*	ADMA Biologics, Inc.	25,651	50,276
#*	Adverum Biotechnologies, Inc.	454,918	1,774,180
#*	Aeglea BioTherapeutics, Inc.	223,029	1,735,166
#*	Aerpio Pharmaceuticals, Inc.	15,393	18,164
#*	Agios Pharmaceuticals, Inc.	109,973	6,136,493
#*	Akebia Therapeutics, Inc.	1,006,229	3,209,871
#*	Akero Therapeutics, Inc.	35,438	1,091,490
#*	Albireo Pharma, Inc.	123,880	3,976,548
#*	Aldeyra Therapeutics, Inc.	81,041	1,018,685
#*	Alector, Inc.	56,401	1,099,819
#*	Alimera Sciences, Inc.	8,409	86,108
*	Alkermes P.L.C.	627,879	13,816,477
*	Allied Healthcare Products, Inc.	4,853	23,003
*	Allscripts Healthcare Solutions, Inc.	1,456,224	22,658,845
*	American Shared Hospital Services	11,689	28,170
*	AMN Healthcare Services, Inc.	438,406	34,765,596
*	Amneal Pharmaceuticals, Inc.	148,775	819,750
*	Amphastar Pharmaceuticals, Inc.	328,127	5,709,410
*	AnaptysBio, Inc.	139,645	3,260,711

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AngioDynamics, Inc.	365,783	$8,888,527
*	ANI Pharmaceuticals, Inc.	113,201	3,767,329
*	Anika Therapeutics, Inc.	134,369	5,398,946
#*	Antares Pharma, Inc.	220,579	835,994
*	Apollo Medical Holdings, Inc.	19,290	572,720
#*	Applied Genetic Technologies Corp.	282,500	1,194,975
#*	Aptevo Therapeutics, Inc.	2,302	61,486
#*	Aptinyx, Inc.	21,080	56,494
*	Apyx Medical Corp.	121,846	1,234,300
»	Aquamed Technologies, Inc.	5,362	0
#*	Aravive, Inc.	61,365	322,166
*	Ardelyx, Inc.	807,980	5,906,334
*	Arena Pharmaceuticals, Inc.	191,150	13,118,624
*	Arvinas Inc.	780	53,773
#*	Assembly Biosciences, Inc.	136,750	585,290
*	Atara Biotherapeutics, Inc.	375,375	5,277,772
#*	Athenex, Inc.	23,496	94,219
#*	Atreca, Inc., Class A	15,256	182,157
*	AtriCure, Inc.	116,723	8,995,842
#	Atrion Corp.	13,295	8,490,187
#*	aTyr Pharma, Inc.	66,779	270,455
*	Avanos Medical, Inc.	349,504	15,102,068
#*	Avid Bioservices, Inc.	157,331	3,367,670
#*	Avrobio, Inc.	5,924	69,192
#*	Axcella Health, Inc.	19,891	82,349
*	AxoGen, Inc.	120,464	2,255,086
#*	Axonics, Inc.	41,063	2,584,095
*	BioDelivery Sciences International, Inc.	162,950	563,807
*	BioLife Solutions, Inc.	9,614	335,529
*	BioSig Technologies, Inc.	4,828	16,512
#*	Bluebird Bio, Inc.	53,879	1,616,370
*	Brookdale Senior Living, Inc.	1,629,131	10,654,517
#*	Calithera Biosciences, Inc.	419,433	910,170
*	Cantel Medical Corp.	336,998	29,625,494
#*	Cara Therapeutics, Inc.	67,275	871,211
*	Cardiovascular Systems, Inc.	63,380	2,555,482
*	CareDx, Inc.	25,478	2,014,545
#*	CASI Pharmaceuticals, Inc.	67,699	121,181
#*	Cassava Sciences, Inc.	9,944	465,379
*	Castle Biosciences, Inc.	14,859	1,025,717
*	Castlight Health, Inc., Class B	358,318	680,804
*	Catabasis Pharmaceuticals, Inc.	14,905	33,536
*	Catalyst Biosciences, Inc.	236,276	1,190,831
#*	Catalyst Pharmaceuticals, Inc.	299,182	1,370,254
*	Celldex Therapeutics, Inc.	100,279	3,041,462
#*	Champions Oncology, Inc.	86,520	928,360
#*	Chembio Diagnostics, Inc.	5,226	20,852
*	ChemoCentryx, Inc.	78,226	3,780,663
#*	Chiasma, Inc.	30,405	90,607
*	Chimerix, Inc.	657,383	5,725,806
#*	Cidara Therapeutics, Inc.	14,987	33,271
#*	Cocrystal Pharma, Inc.	158,458	186,980
#*	Codexis, Inc.	139,659	3,237,296
#*	Collegium Pharmaceutical, Inc.	263,390	5,873,597
*	Community Health Systems, Inc.	1,024,344	11,421,436
	Computer Programs and Systems, Inc.	130,842	3,927,877
*	Concert Pharmaceuticals, Inc.	216,008	896,433
#	CONMED Corp.	216,464	30,510,601
#*	Constellation Pharmaceuticals, Inc.	41,607	899,543

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#»	Contra Aduro Biotech I	57,164	$572
»	Contra Clementia Pharm, Inc.	2,928	0
»	Contra Pfenex, Inc.	139,106	104,329
#*	Corcept Therapeutics, Inc.	791,032	18,027,619
*	CorVel Corp.	166,100	19,435,361
#*	Corvus Pharmaceuticals, Inc.	191,640	540,425
*	Covetrus, Inc.	397,821	11,397,572
#*	Crinetics Pharmaceuticals, Inc.	18,202	315,077
*	Cross Country Healthcare, Inc.	375,714	5,004,510
*	CryoLife, Inc.	311,645	9,093,801
*	Cue Biopharma, Inc.	2,084	25,279
*	Cumberland Pharmaceuticals, Inc.	160,805	429,349
#*	Cutera, Inc.	169,291	5,083,809
#*	Cyclerion Therapeutics, Inc.	28,766	62,710
#*	Cymabay Therapeutics, Inc.	514,842	2,229,266
#*	CynergisTek, Inc.	5,716	10,174
#*	CytomX Therapeutics, Inc.	179,820	1,683,115
*	Denali Therapeutics, Inc.	23,413	1,415,082
#*	Durect Corp.	35,297	67,064
#*	Dyadic International, Inc.	2,130	9,606
#*	Eagle Pharmaceuticals, Inc.	107,389	4,384,693
#*	Editas Medicine Inc.	102,045	3,776,685
#*	Eiger BioPharmaceuticals, Inc.	45,701	388,001
#»	Elanco Animal Health, Inc.	600,356	0
#*	Electromed, Inc.	50,127	489,741
*	Emergent BioSolutions, Inc.	348,219	21,234,395
*	Enanta Pharmaceuticals, Inc.	159,151	8,075,322
*	Endo International P.L.C.	903,856	5,179,095
	Ensign Group, Inc. (The)	502,414	43,132,242
#*	Entasis Therapeutics Holdings, Inc.	5,758	12,063
#*	Envista Holdings Corp.	212,562	9,199,683
#*	Enzo Biochem, Inc.	449,323	1,379,422
#*	Epizyme, Inc.	188,335	1,470,896
#*	Evolent Health, Inc., Class A	794,924	17,218,054
#*	Exicure, Inc.	55,773	109,873
#*	FibroGen, Inc.	90,586	2,021,880
*	Five Star Senior Living, Inc.	74,918	390,323
#*	Fluidigm Corp.	211,499	1,059,610
*	FONAR Corp.	63,510	1,089,196
#*	Frequency Therapeutics, Inc.	8,468	98,313
*	F-star Therapeutics, Inc.	13,200	127,776
#*	Fulcrum Therapeutics, Inc.	22,964	258,345
#*	Fulgent Genetics, Inc.	740	56,995
#*	G1 Therapeutics, Inc.	301,493	6,352,458
#*	Glaukos Corp.	33,784	3,181,101
#*	Global Blood Therapeutics, Inc.	90,332	3,683,739
*	Globus Medical, Inc., Class A	1,629	116,913
#*	GlycoMimetics, Inc.	348,061	835,346
*	Great Elm Group, Inc.	1,125	2,993
#*	Gritstone Oncology, Inc.	24,196	218,974
*	Haemonetics Corp.	56,383	3,792,321
*	Halozyme Therapeutics, Inc.	77,338	3,863,033
#*	Hancock Jaffe Laboratories, Inc.	4,288	26,586
*	Hanger, Inc.	134,615	3,355,952
*	Harpoon Therapeutics, Inc.	1,323	29,953
#*	Harrow Health, Inc.	36,363	278,904
*	Harvard Bioscience, Inc.	444,549	3,080,725
#*	Health Catalyst, Inc.	78,203	4,527,954
#*	HealthEquity, Inc.	90,477	6,873,538

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	HealthStream, Inc.	294,977	$7,126,644
#*	Heron Therapeutics, Inc.	114,373	1,999,240
#*	Heska Corp.	73,463	13,418,017
#*	Homology Medicines, Inc.	3,147	21,305
#*	Hookipa Pharma, Inc.	21,662	293,303
#*	HTG Molecular Diagnostics, Inc.	2,900	12,905
*	Icad, Inc.	12,628	227,809
#*	ICU Medical, Inc.	85,012	17,705,449
#*	ImmuCell Corp.	2,602	28,258
#*	ImmunityBio, Inc.	4,726	83,887
*	ImmunoPrecise Antibodies, Ltd.	10,163	99,191
#*	InfuSystem Holdings, Inc.	33,816	764,918
#*	Innoviva, Inc.	762,762	8,733,625
*	Inogen, Inc.	158,858	10,387,725
*	Inotiv, Inc.	11,162	263,646
#*	Inovalon Holdings, Inc., Class A	150,267	4,539,566
*	Integer Holdings Corp.	237,982	22,341,750
*	Integra LifeSciences Holdings Corp.	185,521	13,743,396
#*	Intellia Therapeutics, Inc.	349,802	26,854,300
*	Intersect ENT, Inc.	29,147	635,696
#*	Intra-Cellular Therapies, Inc.	87,810	3,023,298
#*	IntriCon Corp.	83,987	1,942,619
#	Invacare Corp.	347,180	3,135,035
#*	iRadimed Corp.	7,160	198,260
*	IRIDEX Corp.	48,077	413,462
#*	Ironwood Pharmaceuticals, Inc.	493,817	5,451,740
*	IVERIC bio, Inc.	53,007	371,049
#*	Joint Corp. (The)	66,838	3,708,172
#*	Jounce Therapeutics, Inc.	391,939	3,695,985
#*	Kala Pharmaceuticals, Inc.	227,399	1,757,794
*	KalVista Pharmaceuticals, Inc.	52,667	1,315,095
*	Karuna Therapeutics, Inc.	23,330	2,589,863
*	Kewaunee Scientific Corp.	17,880	214,202
#*	Kindred Biosciences, Inc.	375,136	1,875,680
#*	Kiniksa Pharmaceuticals, Ltd., Class A	99,196	1,632,766
#*	Krystal Biotech, Inc.	31,032	2,465,182
#*	Kura Oncology, Inc.	182,138	4,904,976
#*	Lannett Co., Inc.	83,556	365,140
#*	Lantheus Holdings, Inc.	414,247	9,817,654
#*	Larimar Therapeutics, Inc.	3,412	45,414
#	LeMaitre Vascular, Inc.	199,043	10,443,786
*	LENSAR, Inc.	102,775	710,175
*	Lexicon Pharmaceuticals, Inc.	90,119	437,978
*	LHC Group, Inc.	162,366	33,815,967
*	Ligand Pharmaceuticals, Inc.	103,891	15,156,658
#*	Lineage Cell Therapeutics, Inc.	63,528	174,067
*	LivaNova P.L.C.	240,981	20,452,057
#*	LogicBio Therapeutics, Inc.	7,079	39,076
	Luminex Corp.	284,769	10,448,175
*	Lumos Pharma, Inc.	1,299	16,082
#*	MacroGenics, Inc.	324,663	10,506,095
#*	Madrigal Pharmaceuticals, Inc.	21,937	2,985,626
*	Magellan Health, Inc.	210,306	19,810,825
#*	Magenta Therapeutics, Inc.	40,657	473,654
#*	Marinus Pharmaceuticals, Inc.	32,213	473,853
*	Marker Therapeutics, Inc.	6,300	16,128
*»	MedCath Corp.	65,962	0
*	MEDNAX, Inc.	487,147	12,821,709
*	Medpace Holdings, Inc.	206,604	35,056,567

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	MEI Pharma, Inc.	89,419	$326,379
#*	MeiraGTx Holdings P.L.C.	30,517	457,145
#*	Meridian Bioscience, Inc.	402,725	7,885,355
*	Merit Medical Systems, Inc.	409,491	26,043,628
#*	Merrimack Pharmaceuticals, Inc.	130,211	917,988
*	Mersana Therapeutics, Inc.	10,600	168,858
#	Mesa Laboratories, Inc.	3,518	874,751
#*	Milestone Pharmaceuticals, Inc.	18,160	106,418
#*	Millendo Therapeutics, Inc.	7,545	8,677
#*	Minerva Neurosciences, Inc.	386,829	920,653
#*	Misonix, Inc.	4,568	84,828
*	ModivCare, Inc.	127,718	17,890,737
#*	Molecular Templates, Inc.	87,108	815,331
*	Morphic Holding, Inc.	17,038	943,905
#*	Mustang Bio, Inc.	392,961	1,269,264
*	Myriad Genetics, Inc.	627,157	18,952,685
#*	NanoString Technologies, Inc.	32,328	2,575,572
	National HealthCare Corp.	75,065	5,277,820
	National Research Corp.	148,908	7,638,980
*	Natus Medical, Inc.	281,520	7,192,836
#*	Nektar Therapeutics	435,383	8,537,861
*	Neogen Corp.	338,686	32,517,243
#*	NeoGenomics, Inc.	264,624	12,963,930
*	Neoleukin Therapeutics, Inc.	14,439	180,343
*	NeuroMetrix, Inc.	15,007	45,021
#*	Nevro Corp.	20,544	3,550,209
#*	NextCure, Inc.	39,564	346,976
*	NextGen Healthcare, Inc.	619,068	11,335,135
#*	NGM Biopharmaceuticals, Inc.	20,098	552,695
*	NuVasive, Inc.	460,071	32,872,073
#*	Odonate Therapeutics, Inc.	2,540	8,509
#*	Omnicell, Inc.	369,472	53,580,829
*	Oncocyte Corp.	4,500	23,130
#*	Opiant Pharmaceuticals, Inc.	5,037	60,998
#*	OPKO Health, Inc.	2,132,571	8,743,541
#*	OptimizeRx Corp.	20,375	1,028,122
#*	Option Care Health, Inc.	310,549	5,925,275
#*	OraSure Technologies, Inc.	509,233	4,659,482
#*	Organovo Holdings, Inc.	8,790	75,067
*	Orthofix Medical, Inc.	173,920	7,713,352
#*	OrthoPediatrics Corp.	36,729	2,148,646
#*	Osmotica Pharmaceuticals P.L.C.	4,649	13,389
*	Otonomy, Inc.	361,597	849,753
	Owens & Minor, Inc.	685,664	24,745,614
*	Oyster Point Pharma, Inc.	1,542	31,842
#*	Pacira BioSciences, Inc.	274,332	17,332,296
	Patterson Cos., Inc.	831,304	26,718,111
#*»	PDL BioPharma, Inc.	1,354,466	3,345,531
#*	PDS Biotechnology Corp.	5,426	31,037
*	Pennant Group, Inc. (The)	264,937	10,708,754
*	Personalis, Inc.	73,468	1,810,252
#*	PetIQ, Inc.	163,558	6,967,571
#	Phibro Animal Health Corp., Class A	181,750	4,456,510
#*	Phio Pharmaceuticals Corp.	18,360	42,412
#*	Pieris Pharmaceuticals, Inc.	89,720	193,795
*	Precipio, Inc.	2,700	4,914
	Premier, Inc., Class A	178,308	6,303,188
*	Prestige Consumer Healthcare, Inc.	466,238	20,309,327
#*	Pro-Dex, Inc.	25,341	722,725

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#»	Progenic Pharmaceuticals, Inc.	310,647	$13,265
*	Progyny, Inc.	84,494	4,808,554
#*	ProPhase Labs, Inc.	4,830	25,744
#*	Protagonist Therapeutics, Inc.	280,400	8,114,776
#*	Protalix BioTherapeutics, Inc.	3,000	10,050
*	Prothena Corp. P.L.C.	393,536	10,444,445
#*	Psychemedics Corp.	47,607	316,587
*	Quanterix Corp.	70,961	4,338,556
*	R1 RCM, Inc.	155,958	4,254,534
*	RadNet, Inc.	469,998	10,499,755
#*	Recro Pharma, Inc.	15,929	42,530
*	REGENXBIO, Inc.	291,715	10,119,593
#*	Retractable Technologies, Inc.	1,700	16,507
*	Revance Therapeutics, Inc.	17,094	497,777
#*	ReWalk Robotics, Ltd.	51,610	97,543
»	Rexahn Pharmaceuticals, Inc.	246	168
#*	Rhythm Pharmaceuticals, Inc.	45,788	987,189
#*	Rigel Pharmaceuticals, Inc.	286,754	1,066,725
#*	Rocket Pharmaceuticals, Inc.	95,984	4,399,907
#*	Sage Therapeutics, Inc.	94,176	7,417,302
#*	Sangamo Therapeutics, Inc.	828,955	9,765,090
#*	Satsuma Pharmaceuticals, Inc.	41,361	219,627
#*	Savara, Inc.	6,691	12,713
#*	Scholar Rock Holding, Corp.	10,309	333,496
#*	scPharmaceuticals, Inc.	2,339	15,133
*	SeaSpine Holdings Corp.	251,477	5,233,236
*	Select Medical Holdings Corp.	1,278,142	48,211,516
*	SELLAS Life Sciences Group, Inc.	9,207	72,551
*	Sharps Compliance Corp.	39,445	689,893
*	Shockwave Medical, Inc.	21,072	3,444,429
*	SI-BONE, Inc.	31,944	1,134,012
#*	Sientra, Inc.	7,767	53,282
#*	SIGA Technologies, Inc.	144,003	1,032,502
#	Simulations Plus, Inc.	32,901	2,077,369
*	Sio Gene Therapies, Inc.	14,777	41,376
*	Solid Biosciences, Inc.	17,686	90,022
*	Sonoma Pharmaceuticals, Inc.	4,000	31,000
#*	Spectrum Pharmaceuticals, Inc.	446,013	1,387,100
#*	Spero Therapeutics, Inc.	81,629	1,123,215
#*	STAAR Surgical Co.	95,835	13,130,353
#*	Star Equity Holdings, Inc.	20,330	58,550
#*	Stereotaxis, Inc.	11,624	83,693
*	Stoke Therapeutics, Inc.	23,611	762,635
*	Strata Skin Sciences, Inc.	26,318	43,425
*	Streamline Health Solutions, Inc.	5,241	11,059
#*	Strongbridge Biopharma P.L.C.	118,342	300,589
#*	SunLink Health Systems, Inc.	37,217	102,719
*	Supernus Pharmaceuticals, Inc.	453,387	13,805,634
#*	Surface Oncology, Inc.	190,760	1,394,456
*	Surgalign Holdings, Inc.	948,951	1,717,601
*	Surgery Partners, Inc.	363,195	17,505,999
*	Surmodics, Inc.	133,707	7,151,987
*	Sutro Biopharma, Inc.	89,314	1,831,830
#*	Syndax Pharmaceuticals, Inc.	226,567	3,611,478
*	Synlogic, Inc.	202,499	706,722
#*	Syros Pharmaceuticals, Inc.	111,051	670,748
#*	Tabula Rasa HealthCare, Inc.	42,814	2,036,234
*	Tactile Systems Technology, Inc.	57,077	3,270,512
*	Taro Pharmaceutical Industries, Ltd.	32,224	2,385,220

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	TCR2 Therapeutics, Inc.	150,736	$3,423,215
#*	Tenax Therapeutics, Inc.	12,186	23,153
*	Tenet Healthcare Corp.	957,236	56,725,805
»	Tetraphase Pharmaceuticals, Inc.	2,198	440
#*	ThermoGenesis Holdings, Inc.	21,548	60,334
*	Tivity Health, Inc.	131,196	3,172,319
#*	Tracon Pharmaceuticals, Inc.	23,787	178,165
#*	TransMedics Group, Inc.	96,007	2,756,361
*	Travere Therapeutics, Inc.	373,123	9,223,601
*	Triple-S Management Corp., Class B	222,808	5,282,778
*	Turning Point Therapeutics, Inc.	29,820	2,273,179
*	United Therapeutics Corp.	142,960	28,815,018
#	US Physical Therapy, Inc.	118,069	13,276,859
#	Utah Medical Products, Inc.	41,296	3,603,489
*	Vanda Pharmaceuticals, Inc.	302,043	5,013,914
*	Vapotherm, Inc.	3,987	87,714
#*	Varex Imaging Corp.	329,516	7,822,710
*	Venus Concept Inc.	14,148	26,881
#*	Veracyte, Inc.	60,377	3,003,756
#*	Verastem, Inc.	514,486	1,579,472
#*	Vericel Corp.	138,374	8,637,305
*	ViewRay, Inc.	335,191	1,612,269
#*	Viking Therapeutics, Inc.	24,346	155,571
*	Viridian Therapeutics, Inc.	7,272	132,714
#*	Vocera Communications, Inc.	185,478	6,708,739
#*	Voyager Therapeutics, Inc.	3,231	15,573
*	WaVe Life Sciences Ltd.	41,621	255,969
#*	X4 Pharmaceuticals, Inc.	42,557	356,628
#*	Xencor, Inc.	200,553	8,535,536
#*	Xtant Medical Holdings, Inc.	17,630	32,087
*	Yield10 Bioscience, Inc.	8,301	76,784
#*	ZIOPHARM Oncology Inc.	53,129	183,826
#*	Zogenix, Inc.	230,391	4,352,086

TOTAL HEALTH CARE			1,772,990,404

INDUSTRIALS — (20.3%)
#	AAON, Inc.	468,627	30,652,892
	AAR Corp.	257,312	10,354,235
	ABM Industries, Inc.	525,745	27,028,550
*	Acacia Research Corp.	229,407	1,394,795
	ACCO Brands Corp.	890,406	7,639,683
#	Acme United Corp.	21,615	966,190
#	Acuity Brands, Inc.	13,017	2,414,914
#	Advanced Drainage Systems, Inc.	246,248	27,496,052
*	Aegion Corp.	266,346	8,017,015
	Aerojet Rocketdyne Holdings, Inc.	707,916	33,073,836
*	AeroVironment, Inc.	167,439	18,480,242
	AGCO Corp.	728	106,230
	Air Lease Corp.	233,327	10,898,704
*	Air Transport Services Group, Inc.	501,414	13,197,216
	Alamo Group, Inc.	104,957	16,504,488
	Albany International Corp., Class A	269,388	24,040,185
*	Allegiant Travel Co.	117,972	27,809,540
	Allied Motion Technologies, Inc.	118,200	6,152,310
	Allison Transmission Holdings, Inc.	82,281	3,412,193
#*	Alpha Pro Tech, Ltd.	20,453	183,259
	Altra Industrial Motion Corp.	133,035	7,850,395
*	Ameresco, Inc., Class A	218,463	11,532,662
*	American Superconductor Corp.	18,008	296,592

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	American Woodmark Corp.	147,401	$14,660,503
*	AMREP Corp.	8,340	89,238
	Apogee Enterprises, Inc.	232,995	8,185,114
	Applied Industrial Technologies, Inc.	286,270	27,384,588
	ARC Document Solutions, Inc.	134,598	293,424
	ArcBest Corp.	220,621	16,052,384
	Arcosa, Inc.	50,158	3,024,026
	Argan, Inc.	137,708	6,906,056
*	Armstrong Flooring, Inc.	162,573	843,754
#	Armstrong World Industries, Inc.	416,848	43,206,295
*	Art’s-Way Manufacturing Co., Inc.	400	1,244
*	ASGN, Inc.	462,138	48,607,675
	Astec Industries, Inc.	157,098	11,783,921
*	Astronics Corp.	106,388	1,852,215
#*	Astronics Corp., Class B	46,658	808,350
*	Atkore, Inc.	260,996	20,430,767
*	Atlas Air Worldwide Holdings, Inc.	259,285	17,608,044
*	Avalon Holdings Corp., Class A	19,443	68,439
*	Avis Budget Group, Inc.	412,990	37,008,034
#	AZZ, Inc.	161,655	8,509,519
	Barnes Group, Inc.	438,581	21,893,964
	Barrett Business Services, Inc.	73,239	5,370,616
*	Beacon Roofing Supply, Inc.	594,664	33,497,423
#	BGSF, Inc.	75,289	1,054,799
*	Blue Bird Corp.	174,820	4,709,651
	Boise Cascade Co.	331,927	22,146,169
	Brady Corp., Class A.	419,682	22,902,047
*	BrightView Holdings, Inc.	49,349	884,828
	Brink’s Co. (The)	367,845	29,398,172
#*	Broadwind, Inc.	23,943	123,785
*	Builders FirstSource, Inc.	357,054	17,377,818
*	CACI International, Inc., Class A	76,400	19,471,304
	CAI International, Inc.	159,780	6,798,639
*	Casella Waste Systems, Inc., Class A	436,248	29,276,603
*	CBIZ, Inc.	435,054	14,613,464
*	CECO Environmental Corp.	379,142	2,767,737
*	Chart Industries, Inc.	323,054	51,892,164
	Chicago Rivet & Machine Co.	4,772	123,595
#*	Cimpress P.L.C.	227,732	21,693,750
*	CIRCOR International, Inc.	207,301	7,124,935
*	Civeo Corp.	72,214	1,192,975
*	Clean Harbors, Inc.	450,334	40,061,713
#*	Colfax Corp.	749,505	33,870,131
	Columbus McKinnon Corp.	202,932	10,047,163
	Comfort Systems USA, Inc.	326,049	26,853,396
*	Commercial Vehicle Group, Inc.	325,043	3,572,223
	CompX International, Inc.	9,814	188,821
*	Construction Partners, Inc., Class A	43,562	1,382,222
#*	Copa Holdings SA, Class A	81,076	7,013,074
	CoreLogic, Inc.	390,066	31,088,260
#*	Cornerstone Building Brands, Inc.	263,320	3,702,279
	Costamare, Inc.	436,613	4,593,169
	Covanta Holding Corp.	1,186,990	17,852,330
*	Covenant Logistics Group, Inc.	174,476	3,752,979
*	CPI Aerostructures, Inc.	99,772	430,017
	CRA International, Inc.	60,296	4,839,357
	Crane Co.	1,800	169,308
#	CSW Industrials, Inc.	119,109	16,128,550
	Cubic Corp.	187,742	14,050,611

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Daseke, Inc.	26,514	$201,241
	Deluxe Corp.	331,153	14,577,355
	Douglas Dynamics, Inc.	223,675	10,004,983
*	Ducommun, Inc.	105,138	6,195,782
*	DXP Enterprises, Inc.	192,083	5,622,269
*	Dycom Industries, Inc.	262,301	24,606,457
#*	Eagle Bulk Shipping, Inc.	36,524	1,582,950
#	Eastern Co. (The)	41,395	1,170,237
*	Echo Global Logistics, Inc.	259,885	8,498,239
	EMCOR Group, Inc.	173,132	20,741,214
	Encore Wire Corp.	174,620	13,040,622
#*	Energous Corp.	7,112	22,189
#*	Energy Focus, Inc.	1,300	4,784
#*	Energy Recovery, Inc.	33,974	720,249
	Enerpac Tool Group Corp.	414,282	11,019,901
	EnerSys	341,754	31,297,831
#	Eneti, Inc.	60,831	1,223,311
	Ennis, Inc.	184,636	3,827,504
	EnPro Industries, Inc.	156,173	13,376,217
	ESCO Technologies, Inc.	191,672	20,846,247
	Espey Manufacturing & Electronics Corp.	13,081	198,177
*	EVI Industries, Inc.	9,986	267,026
*	Evoqua Water Technologies Corp.	77,535	2,215,950
#*	ExOne Co. (The)	10,900	253,425
	Exponent, Inc.	459,049	44,220,190
	Federal Signal Corp.	565,538	23,430,239
	Flowserve Corp.	158,156	6,269,304
*	Fluor Corp.	129,651	2,979,380
*	Forrester Research, Inc.	186,172	8,089,173
	Forward Air Corp.	241,587	21,329,716
*	Franklin Covey Co.	142,414	4,349,324
	Franklin Electric Co., Inc.	403,242	32,771,477
#*	FreightCar America, Inc.	104,437	828,185
*	FTI Consulting, Inc.	293,067	40,692,353
*	Gates Industrial Corp. P.L.C.	46,489	801,935
#	GATX Corp.	305,739	29,873,758
	Genco Shipping & Trading, Ltd.	249,980	3,834,693
*	Gencor Industries, Inc.	132,349	1,586,865
*	Gibraltar Industries, Inc.	262,738	24,135,113
*	GMS, Inc.	229,713	10,040,755
	Gorman-Rupp Co. (The)	303,601	10,480,307
*	GP Strategies Corp.	178,983	2,818,982
	GrafTech International, Ltd.	717,002	9,120,265
	Graham Corp.	105,072	1,440,537
#	Granite Construction, Inc.	381,810	14,546,961
*	Great Lakes Dredge & Dock Corp.	623,304	9,785,873
#	Greenbrier Cos., Inc. (The)	294,723	13,922,715
	Griffon Corp.	319,768	8,672,108
	H&E Equipment Services, Inc.	326,719	12,709,369
*	Harsco Corp.	615,366	11,033,512
*	Hawaiian Holdings, Inc.	392,049	9,844,350
#*	HC2 Holdings, Inc.	129,496	543,883
#	Healthcare Services Group, Inc.	530,680	15,893,866
	Heartland Express, Inc.	737,895	13,717,468
	Heidrick & Struggles International, Inc.	173,346	7,332,536
	Helios Technologies, Inc.	249,113	18,005,888
*	Herc Holdings, Inc.	196,597	20,760,643
*	Heritage-Crystal Clean, Inc.	215,239	6,181,664
	Herman Miller, Inc.	487,453	20,229,299

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Hill International, Inc.	455,044	$1,224,068
	HNI Corp.	380,260	16,100,208
*	Houston Wire & Cable Co.	263,078	1,381,159
*	Hub Group, Inc., Class A	278,385	18,295,462
*	Hudson Global, Inc.	673	11,946
#	Hurco Cos., Inc.	56,279	1,933,184
*	Huron Consulting Group, Inc.	151,434	8,519,677
#*	Huttig Building Products, Inc.	301,485	1,208,955
	Hyster-Yale Materials Handling, Inc.	109,861	8,882,262
	ICF International, Inc.	148,807	13,550,365
*	IES Holdings, Inc.	216,679	11,438,484
	Innovative Solutions & Support, Inc.	48,117	296,401
	Insperity, Inc.	165,811	14,515,095
	Insteel Industries, Inc.	195,918	7,470,353
	Interface, Inc.	534,884	6,867,911
*	JELD-WEN Holding, Inc.	312,737	9,122,538
*	JetBlue Airways Corp.	173,267	3,527,716
	John Bean Technologies Corp.	282,111	41,013,297
	Kadant, Inc.	64,888	11,552,011
	Kaman Corp.	170,777	9,110,953
	KAR Auction Services, Inc.	167,664	2,513,283
	KBR, Inc.	768,073	30,384,968
*	Kelly Services, Inc., Class A	269,047	6,739,627
	Kennametal, Inc.	515,648	20,708,424
	Kforce, Inc.	209,418	11,735,785
	Kimball International, Inc., Class B	329,539	4,804,679
*	Kirby Corp.	63,583	4,050,237
	Knoll, Inc.	440,265	10,522,333
	Korn Ferry	412,478	28,003,131
*	Kratos Defense & Security Solutions, Inc.	833,703	22,293,218
	Landstar System, Inc.	90,034	15,511,058
*	Lawson Products, Inc.	108,978	5,713,717
*	LB Foster Co., Class A	110,496	1,783,405
*	Limbach Holdings, Inc.	92,350	1,017,697
#	Lincoln Electric Holdings, Inc.	11,795	1,510,350
	Lindsay Corp.	77,743	12,888,235
*	LS Starrett Co. (The), Class A	15,192	92,823
	LSI Industries, Inc.	364,320	2,994,710
*	Lydall, Inc.	177,302	6,533,579
	Macquarie Infrastructure Corp.	523,272	17,430,190
*	Manitex International, Inc.	169,595	1,229,564
*	Manitowoc Co., Inc. (The)	325,632	7,450,460
	ManpowerGroup, Inc.	22,600	2,732,114
	ManTech International Corp., Class A	212,059	18,099,236
	Marten Transport, Ltd.	605,726	10,127,739
*	Masonite International Corp.	97,486	12,311,507
#*	MasTec, Inc.	429,665	44,839,839
#*	Mastech Digital, Inc.	81,683	1,289,775
*	Matrix Service Co.	260,765	3,444,706
	Matson, Inc.	389,282	25,431,793
	Matthews International Corp., Class A	289,416	11,976,034
	Maxar Technologies, Inc.	15,385	597,092
	McGrath RentCorp.	184,072	15,090,223
*	Mercury Systems, Inc.	262,701	19,765,623
*	Meritor, Inc.	656,862	17,754,980
*	Mesa Air Group, Inc.	38,207	430,211
	Miller Industries, Inc.	94,730	4,075,285
*	Mistras Group, Inc.	195,649	2,177,573
	Moog, Inc., Class A	256,853	22,230,627

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	MRC Global, Inc.	733,854	$6,912,905
#	MSA Safety, Inc.	266,522	42,846,077
	MSC Industrial Direct Co., Inc., Class A	18,543	1,671,837
	Mueller Industries, Inc.	497,247	22,311,473
	Mueller Water Products, Inc., Class A	1,408,953	20,232,565
*	MYR Group, Inc.	165,147	12,864,951
	National Presto Industries, Inc.	55,232	5,682,268
#*	Navistar International Corp.	284,907	12,607,135
	NL Industries, Inc.	274,144	1,946,422
*	NN, Inc.	385,022	2,810,661
*	Northwest Pipe Co.	108,963	3,625,199
*	NOW, Inc.	801,058	7,866,390
*	NV5 Global, Inc.	113,519	10,231,467
	nVent Electric P.L.C.	170,065	5,178,479
#	Omega Flex, Inc.	78,037	12,407,883
#*	Orion Energy Systems, Inc.	3,100	18,662
*	Orion Group Holdings, Inc.	328,061	1,768,249
*	P&F Industries, Inc., Class A	11,500	71,300
#*	PAM Transportation Services, Inc.	42,542	2,464,033
	Park Aerospace Corp.	179,739	2,424,679
	Park-Ohio Holdings Corp.	126,784	4,603,527
	Patriot Transportation Holding, Inc.	12,982	146,048
*	Perma-Pipe International Holdings, Inc.	40,889	264,961
*	PGT Innovations, Inc.	551,181	14,512,596
	Pitney Bowes, Inc.	833,939	6,229,524
#	Powell Industries, Inc.	115,684	4,076,704
	Preformed Line Products Co.	42,310	2,800,922
	Primoris Services Corp.	435,830	14,234,208
*	Proto Labs, Inc.	189,260	21,208,476
*	Quad/Graphics, Inc.	270,081	972,292
	Quanex Building Products Corp.	302,131	8,245,155
*	Radiant Logistics, Inc.	445,020	2,972,734
	Raven Industries, Inc.	253,392	10,292,783
*	RBC Bearings, Inc.	215,476	42,972,379
#*	RCM Technologies, Inc.	117,409	421,498
#*	Red Violet, Inc.	19,991	415,813
	Regal Beloit Corp.	284,324	41,064,915
*	Resideo Technologies, Inc.	193,177	5,797,242
	Resources Connection, Inc.	302,563	4,269,164
	REV Group, Inc.	139,685	2,547,854
	Rexnord Corp.	952,986	47,582,591
#*	RR Donnelley & Sons Co.	256,937	1,112,537
	Rush Enterprises, Inc., Class A	354,910	17,518,358
	Rush Enterprises, Inc., Class B	76,264	3,339,601
	Ryder System, Inc.	21,895	1,748,097
*	Saia, Inc.	227,823	53,424,493
	Schneider National, Inc., Class B	115,795	2,805,713
#	Science Applications International Corp.	109,523	9,793,547
*	Servotronics, Inc.	1,500	12,180
	Shyft Group, Inc. (The)	394,831	13,984,914
*	SIFCO Industries, Inc.	18,366	258,226
	Simpson Manufacturing Co., Inc.	388,377	43,770,088
#*	SiteOne Landscape Supply, Inc.	57,742	10,357,760
	SkyWest, Inc.	468,851	23,283,141
*	SP Plus Corp.	220,448	7,567,980
#*	Spirit Airlines, Inc.	685,114	24,540,783
*	SPX Corp.	259,926	15,767,111
	SPX FLOW, Inc.	312,568	20,813,903
	Standex International Corp.	108,861	10,322,200

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Steelcase, Inc., Class A	783,332	$10,809,982
*	Sterling Construction Co., Inc.	262,472	5,472,541
	Systemax, Inc.	193,907	8,283,707
#*	Taylor Devices, Inc.	769	9,351
*	Team, Inc.	294,617	2,907,870
#	Tecnoglass, Inc.	11,117	132,959
	Tennant Co.	163,830	12,927,825
	Terex Corp.	544,624	25,591,882
	Tetra Tech, Inc.	341,034	43,526,169
*	Textainer Group Holdings, Ltd.	317,458	8,133,274
*	Thermon Group Holdings, Inc.	315,095	6,018,314
	Timken Co. (The)	512,229	42,960,646
	Titan International, Inc.	738,341	7,966,699
*	Titan Machinery, Inc.	238,061	6,215,773
*	TPI Composites, Inc.	254,083	13,504,511
#*	Transcat, Inc.	46,361	2,318,050
*	TriMas Corp.	381,082	12,133,651
*	TriNet Group, Inc.	420,798	33,121,011
#	Trinity Industries, Inc.	426,788	11,796,420
	Triton International, Ltd.	586,568	29,428,117
*	TrueBlue, Inc.	342,296	9,686,977
*	Tutor Perini Corp.	393,247	6,331,277
*	Twin Disc, Inc.	106,005	1,118,353
	UFP Industries, Inc.	527,296	44,313,956
*	Ultralife Corp.	151,173	1,194,267
	UniFirst Corp.	128,567	28,823,436
*	Univar Solutions, Inc.	225,891	5,274,555
	Universal Logistics Holdings, Inc.	170,312	4,259,503
#*	US Ecology, Inc.	214,276	9,098,159
*	USA Truck, Inc.	97,463	1,498,006
	Valmont Industries, Inc.	184,142	45,455,453
*	Vectrus, Inc.	112,289	5,878,329
*	Veritiv Corp.	162,332	6,798,464
	Viad Corp.	138,524	5,770,910
#*	Vicor Corp.	126,787	11,693,565
*	Vidler Water Resouces, Inc.	129,981	1,176,328
*	Virco Mfg. Corp.	30,131	96,118
#*	Volt Information Sciences, Inc.	40,341	160,154
	VSE Corp.	89,697	3,870,426
#	Wabash National Corp.	479,447	8,443,062
	Watts Water Technologies, Inc., Class A	229,547	28,590,079
*	Welbilt, Inc.	1,261,013	28,171,030
	Werner Enterprises, Inc.	586,601	27,118,564
*	WESCO International, Inc.	500,567	45,912,005
#*	Westwater Resources, Inc.	5,000	22,150
*	Willis Lease Finance Corp.	26,350	1,128,307
*	WillScot Mobile Mini Holdings Corp.	1,003,906	29,384,329
	Woodward, Inc.	29,441	3,680,419
*	Yellow Corp.	370,621	3,398,595

TOTAL INDUSTRIALS			3,682,430,711

INFORMATION TECHNOLOGY — (11.7%)
#*	2U, Inc.	116,441	4,570,309
*	3D Systems Corp.	181,051	3,899,839
*	A10 Networks Inc.	54,468	472,782
*	ACI Worldwide, Inc.	954,330	36,054,587
#*	ACM Research, Inc., Class A	4,842	382,276
*»	Actua Corp.	41,860	4,186
#*	ADDvantage Technologies Group, Inc.	5,000	10,100

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	ADTRAN, Inc.	415,846	$7,106,808
	Advanced Energy Industries, Inc.	328,167	36,200,102
#*	Aehr Test Systems	26,462	59,804
*	Agilysys, Inc.	266,950	13,456,949
*	Airgain, Inc.	88,912	2,100,991
#*	Alarm.com Holdings, Inc.	376,380	33,783,869
#*	Alithya Group, Inc., Class A	70,703	158,375
*	Alpha & Omega Semiconductor, Ltd.	252,451	7,851,226
#*	Altair Engineering, Inc., Class A	73,355	4,768,075
*	Ambarella, Inc.	172,572	16,824,044
	American Software, Inc., Class A	328,590	6,798,527
	Amkor Technology, Inc.	2,168,198	43,840,964
*	Amtech Systems, Inc.	139,106	1,466,177
#*	Appfolio, Inc., Class A	104,806	15,158,092
#*	Applied Optoelectronics, Inc.	85,931	636,749
#*	Arlo Technologies, Inc.	797,452	4,888,381
	AstroNova, Inc.	67,672	992,072
*	Asure Software, Inc.	118,617	950,122
*	Avaya Holdings Corp.	166,776	4,798,146
*	Aviat Networks, Inc.	34,636	1,122,553
*	Avid Technology, Inc.	530,295	12,058,908
	Avnet, Inc.	204,512	8,982,167
*	Aware, Inc.	153,965	538,878
*	Axcelis Technologies, Inc.	300,080	12,462,322
*	AXT, Inc.	464,628	4,581,232
#	Badger Meter, Inc.	260,849	24,360,688
	Bel Fuse, Inc., Class A	8,954	169,320
	Bel Fuse, Inc., Class B	116,107	2,314,013
	Belden, Inc.	331,259	14,336,890
	Benchmark Electronics, Inc.	289,153	8,680,373
	BK Technologies Corp.	30,643	141,264
*	Blackbaud, Inc.	291,527	20,733,400
*	Bm Technologies, Inc.	47,621	467,162
*	Bottomline Technologies De, Inc.	238,304	11,572,042
#*	Bridgeline Digital, Inc.	12,405	34,362
*	Brightcove, Inc.	94,505	1,372,213
	Brooks Automation, Inc.	450,155	45,614,206
*	BSQUARE Corp.	34,170	82,691
*	CalAmp Corp.	345,887	4,755,946
*	Calix, Inc.	524,717	22,190,282
*	Cardtronics P.L.C., Class A	382,835	14,869,311
*	Casa Systems, Inc.	131,532	1,031,869
	Cass Information Systems, Inc.	134,627	6,178,033
	CDK Global, Inc.	8,510	456,051
*	CEVA, Inc.	136,370	7,560,353
*	ChannelAdvisor Corp.	122,230	2,585,164
*	Cirrus Logic, Inc.	456,500	33,968,165
#*	Clearfield, Inc.	125,914	4,325,146
	CMC Materials, Inc.	238,789	43,801,066
*	Coda Octopus Group, Inc.	17,289	138,312
#*	Cognyte Software Ltd.	453,668	11,854,345
*	Coherent, Inc.	79,842	20,758,122
*	Cohu, Inc.	369,707	14,791,977
*	CommScope Holding Co., Inc.	128,450	2,113,002
#	Communications Systems, Inc.	61,360	398,840
*	CommVault Systems, Inc.	240,089	16,688,586
*	Computer Task Group, Inc.	154,966	1,534,163
	Comtech Telecommunications Corp.	238,247	5,713,163
*	Concentrix Corp.	123,898	19,251,271

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Conduent, Inc.	1,452,111	$9,874,355
#*	Cornerstone OnDemand, Inc.	68,107	3,014,756
	CSG Systems International, Inc.	291,534	13,407,649
*	CSP, Inc.	16,200	145,476
	CTS Corp.	272,380	8,857,798
*	CVD Equipment Corp.	8,212	38,514
*	CyberOptics Corp.	65,240	2,152,268
	Daktronics, Inc.	512,342	3,161,150
*	Data I/O Corp.	86,193	464,580
*	Digi International, Inc.	264,658	4,729,438
#*	Digimarc Corp.	1,239	41,791
#*	Digital Ally, Inc.	74,083	133,349
*	Digital Turbine, Inc.	88,506	6,676,008
*	Diodes, Inc.	427,845	32,862,774
*	DSP Group, Inc.	224,233	3,114,596
	DXC Technology Co.	70,435	2,318,016
*	DZS, Inc.	27,055	406,366
#	Ebix, Inc.	196,815	5,926,100
*	EchoStar Corp., Class A	162,336	3,969,115
#*	eGain Corp.	277,083	2,723,726
*	EMCORE Corp.	275,636	1,717,212
*	Envestnet, Inc.	222,364	16,417,134
*	ePlus, Inc.	95,947	9,629,241
#*	Everspin Technologies, Inc.	10,662	55,976
	EVERTEC, Inc.	428,454	17,095,315
*	Evo Payments, Inc., Class A	14,432	411,456
*	ExlService Holdings, Inc.	286,719	26,487,101
*	Fabrinet	318,289	27,251,904
*	FARO Technologies, Inc.	124,267	9,425,031
*	FireEye, Inc.	204,183	4,058,137
	FLIR Systems, Inc.	9,082	544,648
*	FormFactor, Inc.	682,494	26,719,640
*	Frequency Electronics, Inc.	56,111	602,632
#*	Genasys, Inc.	9,451	59,069
#*	GreenSky, Inc., Class A	5,500	33,495
#*	GSI Technology, Inc.	232,395	1,371,130
#*	GTT Communications, Inc.	49,925	80,379
#*	GTY Technology Holdings, Inc.	21,522	109,762
	Hackett Group, Inc. (The)	327,485	5,446,076
#*	Harmonic, Inc.	957,799	7,489,988
#*	I3 Verticals, Inc., Class A	60,119	1,997,153
*	Ichor Holdings, Ltd.	198,417	11,065,716
#*	Identiv, Inc.	9,093	145,033
#*	IEC Electronics Corp.	94,710	1,154,515
#*	Image Sensing Systems, Inc.	43,218	281,781
#*	Immersion Corp.	217,876	1,867,197
#*	Impinj, Inc.	30,600	1,452,276
#*	Infinera Corp.	812,851	7,494,486
#*	Information Services Group, Inc.	253,635	1,154,039
#*	Innodata, Inc.	9,995	62,669
*	Insight Enterprises, Inc.	283,797	28,484,705
#*	Intelligent Systems Corp.	36,037	1,380,938
	InterDigital, Inc.	246,456	17,108,976
*	inTEST Corp.	105,325	1,277,592
*	Intevac, Inc.	248,448	1,592,552
#*	Issuer Direct Corp.	7,047	195,413
#*	Iteris, Inc.	169,825	1,146,319
*	Itron, Inc.	326,641	29,378,092
#*	j2 Global, Inc.	269,096	32,560,616

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Jabil, Inc.	124,447	$6,523,512
*	Key Tronic Corp.	68,340	475,646
*	Kimball Electronics, Inc.	237,926	5,474,677
*	Knowles Corp.	838,429	17,523,166
	Kulicke & Soffa Industries, Inc.	387,423	22,024,998
*	KVH Industries, Inc.	179,952	2,409,557
#*	Lantronix, Inc.	164,976	900,769
#*	Lattice Semiconductor Corp.	898,832	45,220,238
#*	LGL Group, Inc. (The)	14,601	164,261
#*	LightPath Technologies, Inc., Class A	33,810	87,906
#*	Limelight Networks, Inc.	938,987	2,939,029
	Littelfuse, Inc.	7,190	1,907,076
*	LiveRamp Holdings, Inc.	483,483	23,680,997
#*	Lumentum Holdings, Inc.	20,497	1,743,270
#*	Luna Innovations, Inc.	189,668	2,150,835
#*	MACOM Technology Solutions Holdings, Inc.	81,989	4,641,397
*	Magnachip Semiconductor Corp.	139,907	3,499,074
*	Manhattan Associates, Inc.	45,662	6,266,653
#*	Marin Software, Inc.	80,482	144,063
	Marvell Technology, Inc.	122,057	5,518,197
	MAXIMUS, Inc.	44,259	4,055,895
*	MaxLinear, Inc.	443,683	15,968,151
	Methode Electronics, Inc.	329,214	14,791,585
#*	MicroStrategy, Inc., Class A	58,758	38,613,407
*	Mimecast, Ltd.	270,996	11,766,646
#*	Mitek Systems, Inc.	198,882	3,223,877
#*	Model N, Inc.	3,800	151,164
#*	Napco Security Technologies, Inc.	211,359	7,040,368
	National Instruments Corp.	9,430	390,496
#*	NCR Corp.	766,578	35,070,943
*	NeoPhotonics Corp.	463,793	4,341,102
#*	Net Element, Inc.	16,251	184,936
*	NETGEAR, Inc.	175,902	6,545,313
*	Netscout Systems, Inc.	675,949	17,706,484
#*	NetSol Technologies, Inc.	90,135	392,087
	Network-1 Technologies, Inc.	190,714	621,728
#*	New Relic, Inc.	68,211	4,385,967
*	Novanta, Inc.	304,491	40,104,510
#	NVE Corp.	52,106	3,987,672
#*	One Stop Systems, Inc.	4,116	21,897
*	OneSpan, Inc.	271,591	7,281,355
*	Onto Innovation, Inc.	280,541	19,222,669
*	Optical Cable Corp.	26,264	85,883
*	OSI Systems, Inc.	163,645	15,803,198
#*	PAR Technology Corp.	108,761	8,933,629
#*	Park City Group, Inc.	1,617	8,554
#*	Paysign, Inc.	54,250	207,235
	PC Connection, Inc.	93,762	4,252,107
	PC-Tel, Inc.	168,088	1,122,828
*	PDF Solutions, Inc.	305,170	5,410,664
*	Perficient, Inc.	296,026	19,422,266
	Perspecta, Inc.	316,810	9,273,029
*	PFSweb, Inc.	216,716	1,582,027
*	Photronics, Inc.	540,584	6,865,417
*	Pixelworks, Inc.	416,018	1,227,253
*	Plexus Corp.	256,462	23,707,347
	Power Integrations, Inc.	525,710	43,534,045
	Progress Software Corp.	370,871	16,192,228
#	QAD, Inc., Class A	129,004	9,119,293

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	QAD, Inc., Class B	15,510	$719,974
#*	Qualys, Inc.	326,556	33,099,716
*	Qumu Corp.	2,132	11,726
*	Rambus, Inc.	683,445	12,971,786
#*	RealNetworks, Inc.	167,157	434,608
	RF Industries, Ltd.	90,882	586,189
*	Ribbon Communications, Inc.	728,533	4,917,598
	Richardson Electronics, Ltd.	94,266	717,364
*	Rogers Corp.	128,540	25,173,274
#	Sabre Corp.	96,052	1,438,859
#*	Sailpoint Technologies Holdings, Inc.	248,072	12,113,356
*	Sanmina Corp.	589,024	24,055,740
	Sapiens International Corp. NV	55,486	1,795,527
*	ScanSource, Inc.	245,730	7,428,418
*	SecureWorks Corp., Class A	2,961	38,523
*	Semtech Corp.	522,343	35,383,515
*	ServiceSource International, Inc.	426,459	631,159
#*	SharpSpring, Inc.	7,270	119,955
#*	ShotSpotter, Inc.	43,073	1,504,971
*	Sigmatron International, Inc.	5,900	30,149
#»	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	150,604	21,227,634
#*	SMART Global Holdings, Inc.	218,535	10,085,390
*	Smith Micro Software, Inc.	22,229	124,927
*	Socket Mobile, Inc.	46,760	302,070
#*	SolarWinds Corp.	12,460	210,076
*	SPS Commerce, Inc.	113,931	11,671,092
*	StarTek, Inc.	330,967	2,690,762
*	Stratasys, Ltd.	277,179	6,211,581
*	Super Micro Computer, Inc.	115,219	4,265,407
#*	Support.com, Inc.	4,802	18,248
*	Sykes Enterprises, Inc.	360,445	15,798,304
#*	Synaptics, Inc.	290,370	40,614,052
*	Synchronoss Technologies, Inc.	292,364	976,496
	SYNNEX Corp.	126,640	15,348,768
*	Teradata Corp.	227,389	11,248,934
*	TESSCO Technologies, Inc.	86,007	621,831
#*	TransAct Technologies, Inc.	85,682	1,089,018
*	Trio-Tech International	3,256	15,531
	TTEC Holdings, Inc.	418,193	42,542,774
#*	TTM Technologies, Inc.	865,616	12,984,240
*	Ultra Clean Holdings, Inc.	373,484	19,073,828
*	Unisys Corp.	564,736	13,553,664
#*	Universal Security Instruments, Inc.	5,032	29,890
*	Upland Software, Inc.	123,521	6,121,701
#*	Usio, Inc.	3,322	19,766
#*	Veeco Instruments, Inc.	287,453	6,614,294
#*	Verint Systems, Inc.	375,243	18,225,553
*	Veritone, Inc.	37,411	902,353
#*	Verra Mobility Corp.	14,251	191,533
#*	ViaSat, Inc.	177,345	9,184,698
*	Viavi Solutions, Inc.	1,272,681	20,821,061
	Vishay Intertechnology, Inc.	996,413	24,481,867
*	Vishay Precision Group, Inc.	118,744	3,785,559
	Wayside Technology Group, Inc.	15,399	377,276
#*	WidePoint Corp.	18,026	159,891
*	Wireless Telecom Group, Inc.	83,275	154,892
	Xerox Holdings Corp.	155,863	3,762,533
	Xperi Holding Corp.	1,078,904	22,171,477

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zix Corp.	82,850	$653,272

TOTAL INFORMATION TECHNOLOGY			2,118,059,848

MATERIALS — (5.8%)
#*	Advanced Emissions Solutions, Inc.	78,416	368,555
*	AdvanSix, Inc.	167,453	4,869,533
*	AgroFresh Solutions, Inc.	109,271	231,655
*	Alcoa Corp.	772,541	28,305,902
*	Allegheny Technologies, Inc.	908,401	21,129,407
*	Alpha Metallurgical Resources Inc.	9,939	120,163
	American Vanguard Corp.	287,929	5,695,236
*	Ampco-Pittsburgh Corp.	23,190	175,548
	Ashland Global Holdings, Inc.	137,550	11,858,185
	Avient Corp.	514,455	26,118,880
*	Axalta Coating Systems, Ltd.	65,021	2,073,520
	Balchem Corp.	271,347	34,512,625
	Cabot Corp.	391,066	21,461,702
#	Caledonia Mining Corp., P.L.C.	105	1,461
	Carpenter Technology Corp.	428,610	16,231,461
*	Century Aluminum Co.	579,538	9,075,565
	Chase Corp.	61,685	7,305,971
	Chemours Co. (The)	284,533	8,592,897
#*	Clearwater Paper Corp.	156,764	5,245,323
*	Coeur Mining, Inc.	1,520,397	12,284,808
#	Commercial Metals Co.	949,871	27,755,231
#	Compass Minerals International, Inc.	283,041	19,224,145
*	Core Molding Technologies, Inc.	58,140	640,121
	Domtar Corp.	396,827	15,642,920
	Eagle Materials, Inc.	120,768	16,682,892
	Element Solutions, Inc.	1,976,459	43,244,923
*	Ferro Corp.	730,980	12,178,127
*	Ferroglobe P.L.C.	197,107	808,139
#»	Ferroglobe Representation & Warranty Insurance Trust	577,127	0
#*	Flotek Industries, Inc.	538,710	818,839
*	Forterra, Inc.	59,996	1,407,506
	Fortitude Gold Corp.	181,671	917,439
	Friedman Industries, Inc.	82,340	671,894
	FutureFuel Corp.	403,230	5,121,021
*	GCP Applied Technologies, Inc.	483,337	12,416,928
	Glatfelter Corp.	363,125	5,345,200
#	Gold Resource Corp.	635,851	1,710,439
	Graphic Packaging Holding Co.	1,219,950	22,630,072
	Greif, Inc., Class A	228,097	13,802,149
	Greif, Inc., Class B	22,155	1,325,091
	Hawkins, Inc.	227,672	7,592,861
	Haynes International, Inc.	118,936	3,477,689
	HB Fuller Co.	394,279	26,345,723
	Hecla Mining Co.	2,755,858	16,287,121
*	Ingevity Corp.	193,458	15,105,201
	Innospec, Inc.	215,408	20,982,893
*	Intrepid Potash, Inc.	108,776	3,498,236
#	Kaiser Aluminum Corp.	155,718	18,759,347
*	Koppers Holdings, Inc.	188,719	6,273,020
*	Kraton Corp.	290,017	10,371,008
	Kronos Worldwide, Inc.	488,830	8,310,110
#*	Livent Corp.	213,372	3,844,963
	Louisiana-Pacific Corp.	883,385	58,197,404
*	LSB Industries, Inc.	241,088	1,444,117
	Materion Corp.	129,383	9,161,610

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#*	McEwen Mining, Inc.	19,672	$23,606
	Mercer International, Inc.	584,661	9,641,060
	Minerals Technologies, Inc.	313,251	24,477,433
	Myers Industries, Inc.	395,504	8,922,570
	Neenah, Inc.	129,977	6,910,877
	NewMarket Corp.	1,326	459,578
#	Nexa Resources SA	7,687	79,484
	Northern Technologies International Corp.	74,230	1,154,276
*	O-I Glass, Inc.	1,042,175	17,185,466
	Olin Corp.	1,031,119	44,369,051
	Olympic Steel, Inc.	104,188	3,026,661
	PQ Group Holdings, Inc.	69,237	969,318
#	Quaker Chemical Corp.	2,766	670,340
#*	Ramaco Resources, Inc.	16,468	66,695
*	Ranpak Holdings Corp.	6,833	131,399
#*	Rayonier Advanced Materials, Inc.	605,911	5,507,731
*	Resolute Forest Products, Inc.	629,202	8,506,811
*	Ryerson Holding Corp.	456,234	7,244,996
	Schnitzer Steel Industries, Inc., Class A	251,690	11,882,285
	Schweitzer-Mauduit International, Inc.	256,370	11,708,418
#	Sealed Air Corp.	4,450	219,830
	Sensient Technologies Corp.	349,762	28,764,427
	Silgan Holdings, Inc.	682,600	28,785,242
	Sonoco Products Co.	9,775	639,872
	Stepan Co.	199,888	26,117,366
*	Summit Materials, Inc., Class A	676,650	19,480,753
	SunCoke Energy, Inc.	620,679	4,189,583
*	Synalloy Corp.	68,516	624,181
*	TimkenSteel Corp.	430,895	5,179,358
*	Trecora Resources	220,547	1,673,952
#	Tredegar Corp.	303,205	4,432,857
	Trinseo SA	310,258	19,208,073
	Tronox Holdings P.L.C., Class A	930,025	19,716,530
*	UFP Technologies, Inc.	45,260	2,265,716
	United States Lime & Minerals, Inc.	41,868	5,785,320
#	United States Steel Corp.	713,116	16,408,799
*	Universal Stainless & Alloy Products, Inc.	67,445	616,447
*	US Concrete, Inc.	151,701	9,619,360
	Valvoline, Inc.	1,140,293	35,805,200
*	Venator Materials P.L.C.	138,149	639,630
	Verso Corp., Class A.	317,760	4,906,214
	Warrior Met Coal, Inc.	138,903	2,201,613
	Worthington Industries, Inc.	347,719	22,692,142
	WR Grace & Co.	86,856	5,969,613

TOTAL MATERIALS			1,056,532,909

REAL ESTATE — (0.6%)
#*	Altisource Portfolio Solutions SA	19,235	121,180
*	BBX Capital, Inc.	43,156	271,883
#*	CKX Lands, Inc.	5,107	61,693
#	CTO Realty Growth, Inc.	46,496	2,464,288
#*	Cushman & Wakefield P.L.C.	68,580	1,165,860
*	Five Point Holdings LLC, Class A	40,987	294,287
*	Forestar Group, Inc.	71,151	1,802,966
*	FRP Holdings, Inc.	95,593	4,852,301
*	Howard Hughes Corp. (The)	36,081	3,894,583
	Indus Realty Trust, Inc.	22,454	1,403,375
*	InterGroup Corp. (The)	1,860	66,960
*	JW Mays, Inc.	200	5,400

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Kennedy-Wilson Holdings, Inc.	983,420	$20,209,281
*	Marcus & Millichap, Inc.	288,701	10,196,919
#*	Maui Land & Pineapple Co., Inc.	104,582	1,179,685
	Newmark Group, Inc., Class A	115,280	1,239,260
*	Rafael Holdings, Inc., Class B	191,782	7,928,268
	RE/MAX Holdings, Inc., Class A	152,386	5,597,138
#*	Realogy Holdings Corp.	1,061,677	18,345,778
	RMR Group, Inc. (The), Class A	99,410	3,934,648
	St Joe Co. (The)	281,313	12,881,322
*	Stratus Properties, Inc.	49,374	1,735,496
*	Tejon Ranch Co.	249,502	3,947,122
#*	Trinity Place Holdings, Inc.	33,905	65,776

TOTAL REAL ESTATE			103,665,469

UTILITIES — (2.7%)
	ALLETE, Inc.	278,437	19,590,827
	American States Water Co.	311,078	24,634,267
#	Artesian Resources Corp., Class A	93,778	3,793,320
#	Atlantica Sustainable Infrastructure P.L.C.	306,250	11,805,937
	Avista Corp.	540,326	24,865,803
#	Black Hills Corp.	216,255	14,917,270
#	Brookfield Renewable Corp., Class A	233,784	9,697,360
	California Water Service Group	432,421	25,404,734
#	Chesapeake Utilities Corp.	148,512	17,601,642
	Clearway Energy, Inc., Class A	215,194	5,719,857
#	Clearway Energy, Inc., Class C	346,807	9,949,893
#	Consolidated Water Co., Ltd.	136,321	1,604,498
	Genie Energy, Ltd., Class B	270,238	1,513,333
	Hawaiian Electric Industries, Inc.	327,266	14,092,074
	MDU Resources Group, Inc.	117,035	3,915,991
	MGE Energy, Inc.	310,773	23,248,928
	Middlesex Water Co.	163,308	13,394,522
#	National Fuel Gas Co.	154,715	7,683,147
	New Jersey Resources Corp.	604,849	25,373,416
	Northwest Natural Holding Co.	251,674	13,570,262
	NorthWestern Corp.	400,643	27,255,743
	ONE Gas, Inc.	151,815	12,216,553
#	Ormat Technologies, Inc.	359,107	25,999,347
	Otter Tail Corp.	354,502	16,743,129
#	PNM Resources, Inc.	662,503	32,701,148
	Portland General Electric Co.	226,778	11,533,929
*	Pure Cycle Corp.	1,400	21,378
#	RGC Resources, Inc.	25,404	551,013
	SJW Group	169,695	11,123,507
#	South Jersey Industries, Inc.	634,784	15,710,904
	Southwest Gas Holdings, Inc.	181,447	12,650,485
#	Spark Energy, Inc., Class A	130,620	1,381,960
#	Spire, Inc.	353,545	26,636,080
*	Sunnova Energy International, Inc.	9,409	332,326
	Unitil Corp.	135,392	7,802,641
	York Water Co. (The)	150,366	7,764,900

TOTAL UTILITIES			482,802,124

TOTAL COMMON STOCKS			17,264,506,915

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	51,166	1,368,690

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	12,130	$1,268,798

INDUSTRIALS — (0.1%)
WESCO International, Inc., Floating Rate Note	215,663	6,845,144

TOTAL PREFERRED STOCKS		9,482,632

RIGHTS/WARRANTS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
#*» Social Reality, Inc. Rights Exp 12/31/19, Class A	11,370	341

ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/24	1,405	0

HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrants 08/02/23	479,820	119,955

TOTAL RIGHTS/WARRANTS.		120,296

TOTAL INVESTMENT SECURITIES (Cost $9,607,822,020)		17,274,109,843

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 0.026%	121,517,669	121,517,669

SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	62,191,254	719,552,811

TOTAL INVESTMENTS — (100.0%) (Cost $10,448,835,935)		$18,115,180,323

As of April 30, 2021, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	553	06/18/21	$110,477,065	$115,422,160	$4,945,095

Total Futures Contracts			$110,477,065	$115,422,160	$4,945,095

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$484,139,202	—	—	$484,139,202
Consumer Discretionary	2,668,158,227	$60,236	—	2,668,218,463
Consumer Staples	704,929,322	—	—	704,929,322
Energy	556,653,958	—	—	556,653,958
Financials	3,634,056,621	27,884	—	3,634,084,505
Health Care	1,766,545,772	6,444,632	—	1,772,990,404
Industrials	3,682,430,711	—	—	3,682,430,711
Information Technology	2,118,055,662	4,186	—	2,118,059,848
Materials	1,056,532,909	—	—	1,056,532,909

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$103,665,469	—	—	$103,665,469
Utilities	482,802,124	—	—	482,802,124
Preferred Stocks
Communication Services	1,368,690	—	—	1,368,690
Consumer Discretionary	1,268,798	—	—	1,268,798
Industrials	6,845,144	—	—	6,845,144
Rights/Warrants
Consumer Discretionary	—	$341	—	341
Health Care	—	119,955	—	119,955
Temporary Cash Investments	121,517,669	—	—	121,517,669
Securities Lending Collateral	—	719,552,811	—	719,552,811
Futures Contracts**	4,945,095	—	—	4,945,095

TOTAL	$17,393,915,373	$726,210,045	—	$18,120,125,418

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (2.9%)
#	A.H. Belo Corp., Class A	405,114	$810,230
#*	Alaska Communications Systems Group, Inc.	88,296	292,260
#*	AMC Networks, Inc., Class A	91,182	4,584,631
#*	Anterix, Inc.	43,805	2,072,853
#	ATN International, Inc.	121,089	5,519,237
#	Audacy Inc.	501,907	2,429,230
#*	AutoWeb, Inc.	25,569	66,479
#*	Ballantyne Strong, Inc.	67,403	347,799
*	Boingo Wireless, Inc.	324,811	4,534,362
#*	Boston Omaha Corp., Class A	36,277	1,016,481
#*	Cargurus, Inc.	84,012	2,073,416
*	Cars.com, Inc.	330,170	4,361,546
*	Cincinnati Bell, Inc.	161,044	2,484,909
#	Cinemark Holdings, Inc.	261,354	5,540,705
	Cogent Communications Holdings, Inc.	17,568	1,326,560
*	comScore, Inc.	191,036	704,923
*	Consolidated Communications Holdings, Inc.	386,263	2,781,094
*	Cumulus Media, Inc., Class A	45,603	438,245
*	Daily Journal Corp.	827	252,392
#*	DHI Group, Inc.	132,412	386,643
*	Emerald Holding, Inc.	64,141	359,831
	Entravision Communications Corp., Class A	810,206	3,119,293
#*	Eventbrite, Inc., Class A	112,086	2,641,867
	EW Scripps Co. (The), Class A	557,564	12,054,534
#*	Fluent, Inc.	154,065	573,122
#*	Gaia, Inc.	57,075	601,570
	Gray Television, Inc.	596,599	12,122,892
	Gray Television, Inc., Class A	19,968	372,403
*	Hemisphere Media Group, Inc.	77,423	946,109
*	IDT Corp., Class B	243,518	5,846,867
*	iHeartMedia, Inc., Class A	101,416	1,941,102
*	IMAX Corp.	468,828	9,667,233
	John Wiley & Sons, Inc., Class A	106,588	6,069,121
#*	Lee Enterprises, Inc.	3,820	114,218
*	Liberty Latin America, Ltd., Class A	44,455	617,258
*	Liberty Latin America, Ltd., Class C	108,709	1,516,490
#*	Liberty Media Corp.-Liberty Braves, Class A	48,760	1,364,792
*	Liberty Media Corp.-Liberty Braves, Class C	126,185	3,494,063
*	Liberty TripAdvisor Holdings, Inc., Class A	135,575	686,009
*	LICT Corp.	0	15,925
#*	Lions Gate Entertainment Corp., Class A	382,848	5,539,810
*	Lions Gate Entertainment Corp., Class B	425,680	5,363,568
#	Loral Space & Communications, Inc.	91,884	3,687,305
*	Madison Square Garden Entertainment Corp.	36,257	3,285,247
#*	Marchex, Inc., Class B	4,169	12,090
#*	Marcus Corp. (The)	163,557	3,264,598
*	Mediaco Holding, Inc., Class A	3,168	10,423
*	Meredith Corp.	166,915	5,191,056
#*	MSG Networks, Inc., Class A	313,359	4,973,007
	National CineMedia, Inc.	412,916	1,763,151
#*	Ooma, Inc.	27,218	449,913
*	ORBCOMM, Inc.	502,534	5,759,040
*	Pegasus Cos., Inc. (The)	41	13,120
*	QuinStreet, Inc.	354,704	7,189,850

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Reading International, Inc., Class A	137,430	$821,831
#*	Reading International, Inc., Class B	11,620	232,400
#	Saga Communications, Inc., Class A	34,494	777,150
#	Salem Media Group, Inc.	6,100	12,261
	Scholastic Corp.	121,821	3,694,831
#*	Sciplay Corp., Class A	82,095	1,448,977
	Shenandoah Telecommunications Co.	380,425	17,978,885
	Spok Holdings, Inc.	104,899	1,077,313
#*	SRAX, Inc.	29,242	114,921
#*	Super League Gaming, Inc.	23,843	128,275
#*	TechTarget, Inc.	203,907	15,639,667
	Telephone and Data Systems, Inc.	316,458	7,272,205
	Townsquare Media, Inc., Class A	107,262	1,104,799
#*	Travelzoo	62,696	988,089
*	Tribune Publishing Co.	160,999	2,807,823
*	TrueCar, Inc.	407,291	1,873,539
*	United States Cellular Corp.	17,215	587,548
#*	Urban One, Inc.	17,929	92,334
*	Vonage Holdings Corp.	216,598	2,934,903
*	Yelp, Inc.	175,132	6,882,688
#*	Zedge, Inc., Class B	80,426	1,069,666

TOTAL COMMUNICATION SERVICES			220,190,977

CONSUMER DISCRETIONARY — (13.8%)
#*	1-800-Flowers.com, Inc., Class A	286,391	9,157,352
	Abercrombie & Fitch Co., Class A	424,362	15,909,331
	Acushnet Holdings Corp.	157,675	6,671,229
*	Adient P.L.C.	499,371	23,140,852
*	Adtalem Global Education, Inc.	159,985	5,489,085
#	AMCON Distributing Co.	5,890	859,646
#*	American Axle & Manufacturing Holdings, Inc.	558,173	5,179,845
#	American Eagle Outfitters, Inc.	245,698	8,493,780
#*	American Outdoor Brands, Inc.	83,533	2,159,328
*	American Public Education, Inc.	63,634	1,938,292
*	America’s Car-Mart, Inc.	61,632	9,295,955
#*	Ark Restaurants Corp.	36,613	743,244
*	Asbury Automotive Group, Inc.	118,082	23,452,266
#*	Aspen Group, Inc.	3,300	15,741
*	At Home Group, Inc.	140,603	4,440,243
#	Bally’s Corp.	62,715	3,634,961
*	Barnes & Noble Education, Inc.	187,168	1,480,499
	Bassett Furniture Industries, Inc.	83,006	2,847,106
#*	BBQ Holdings, Inc.	60,547	799,220
*	Beazer Homes USA, Inc.	71,754	1,600,832
#	Bed Bath & Beyond, Inc.	219,859	5,566,830
#	Big Lots, Inc.	173,046	11,929,791
*	Biglari Holdings, Inc., Class A	924	596,165
*	Biglari Holdings, Inc., Class B	9,601	1,277,509
#*	BJ’s Restaurants, Inc.	172,480	10,519,555
#*	Bloomin’ Brands, Inc.	333,120	10,526,592
*	Bluegreen Vacations Holding Corp.	38,834	719,206
*	Boot Barn Holdings, Inc.	216,916	15,301,255
#*	Bowl America, Inc., Class A	55,406	554,066
	Brinker International, Inc.	172,091	11,552,469
	Buckle, Inc. (The)	61,918	2,596,841
*	Build-A-Bear Workshop, Inc.	136,220	1,095,209
#	Caleres, Inc.	227,259	5,297,407
#	Canterbury Park Holding Corp.	10,905	147,436
#*	CarParts.com, Inc.	66,449	1,148,239

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Carriage Services, Inc.	184,714	$6,867,667
*	Carrols Restaurant Group, Inc.	261,575	1,540,677
	Cato Corp. (The), Class A	166,546	2,231,716
*	Cavco Industries, Inc.	67,389	14,113,278
*	Century Communities, Inc.	176,097	13,020,612
	Cheesecake Factory, Inc. (The)	165,026	10,328,977
	Chico’s FAS, Inc.	172,100	516,300
#*	Children’s Place, Inc. (The)	31,223	2,446,322
#*	Chuy’s Holdings, Inc.	130,985	6,399,927
#	Citi Trends, Inc.	82,966	8,678,244
#	Clarus Corp.	162,224	3,018,989
*	Conn’s, Inc.	133,896	2,710,055
*	Container Store Group, Inc. (The)	121,431	1,710,963
»	Contra Zagg, Inc.	155,163	13,965
	Cooper Tire & Rubber Co.	379,551	21,630,612
*	Cooper-Standard Holdings, Inc.	77,936	2,263,261
#	Core-Mark Holding Co., Inc.	272,320	11,589,939
#	Crown Crafts, Inc.	12,250	94,325
	Culp, Inc.	149,674	2,117,887
	Dana, Inc.	367,361	9,294,233
*	Dave & Buster’s Entertainment, Inc.	168,472	7,692,432
#	Del Taco Restaurants, Inc.	266,450	3,037,530
*	Delta Apparel, Inc.	78,234	2,660,738
*	Denny’s Corp.	496,091	9,395,964
#	Designer Brands, Inc., Class A	339,566	6,010,318
	Dillard’s, Inc., Class A	16,569	1,638,840
*	Dorman Products, Inc.	43,856	4,349,638
#	Dover Motorsports, Inc.	77,259	173,060
#*	Duluth Holdings, Inc., Class B	26,501	409,970
#	Educational Development Corp.	72,589	1,290,632
*	El Pollo Loco Holdings, Inc.	267,761	4,535,871
#	Escalade, Inc.	71,194	1,567,692
	Ethan Allen Interiors, Inc.	255,330	7,330,524
#*	Everi Holdings, Inc.	329,857	5,831,872
	Extended Stay America, Inc.	262,340	5,217,943
*	Fiesta Restaurant Group, Inc.	229,976	3,389,846
*	Flanigan’s Enterprises, Inc.	21,606	530,967
#	Flexsteel Industries, Inc.	77,196	3,360,342
*	Forward Industries, Inc.	5,843	15,776
*	Fossil Group, Inc.	200,168	2,582,167
*»	FRD Acquisition Co. Escrow Shares	294,513	0
#*	Full House Resorts, Inc.	683	6,666
*	Genesco, Inc.	114,985	5,749,250
*	Gentherm, Inc.	245,636	17,489,283
#*	G-III Apparel Group, Ltd.	301,130	9,783,714
*	Goodyear Tire & Rubber Co. (The)	244,945	4,215,503
#*	GoPro, Inc., Class A	343,265	3,854,866
	Graham Holdings Co., Class B	12,609	8,014,406
*	Green Brick Partners, Inc.	187,379	4,836,252
	Group 1 Automotive, Inc.	130,500	21,422,880
#*	GrowGeneration Corp.	11,474	500,266
#	Guess?, Inc.	497,835	13,461,458
#	Hamilton Beach Brands Holding Co., Class A	118,594	2,312,583
#	Haverty Furniture Cos., Inc.	130,427	6,060,943
	Haverty Furniture Cos., Inc., Class A	18,691	876,608
*	Hibbett Sports, Inc.	57,996	4,607,782
#*	Hilton Grand Vacations, Inc.	122,255	5,447,683
#	Hooker Furniture Corp.	87,240	3,272,372
#*	Horizon Global Corp.	83,729	674,856

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Houghton Mifflin Harcourt Co.	448,599	$4,073,279
#*	Hovnanian Enterprises Inc., Class A	2,222	294,615
	Installed Building Products, Inc.	154,882	20,854,861
*	iRobot Corp.	62,592	6,810,010
*	J Alexander’s Holdings, Inc.	82,212	844,317
	Jack in the Box, Inc.	74,234	8,956,332
	Johnson Outdoors, Inc., Class A	72,568	10,290,868
#	Kontoor Brands, Inc.	88,265	5,545,690
#*	Koss Corp.	115,135	2,153,025
#*	Lakeland Industries, Inc.	49,911	1,407,989
*	Lands’ End, Inc.	48,971	1,128,292
*»	Lazare Kaplan International, Inc.	81,643	11,479
	La-Z-Boy, Inc.	337,671	15,012,853
	LCI Industries	42,932	6,289,538
*	Leaf Group, Ltd.	108,784	963,826
#»	LEAR Corp.	498,411	0
	Lifetime Brands, Inc.	106,529	1,544,671
*	Lincoln Educational Services Corp.	3,145	20,191
#*	Lindblad Expeditions Holdings, Inc.	151,503	2,483,134
#*	Liquidity Services, Inc.	211,398	3,790,366
#*	Live Ventures, Inc.	1,917	59,475
#*	Lovesac Co. (The)	20,822	1,525,628
#*	Luby’s, Inc.	8,544	31,613
*	Lumber Liquidators Holdings, Inc.	161,402	3,868,806
*	M/I Homes, Inc.	195,293	13,615,828
*	Malibu Boats, Inc., Class A	141,382	11,785,604
#	Marine Products Corp.	185,819	3,225,818
#*	MarineMax, Inc.	144,058	8,182,494
#*	MasterCraft Boat Holdings, Inc.	60,575	1,717,907
	MDC Holdings, Inc.	70,745	4,149,902
*	Meritage Homes Corp.	70,078	7,455,598
*	Modine Manufacturing Co.	260,064	4,233,842
*	Monarch Casino & Resort, Inc.	27,353	2,062,690
#	Monro, Inc.	52,673	3,718,187
*	Motorcar Parts of America, Inc.	142,810	3,084,696
	Movado Group, Inc.	126,566	3,970,375
	Nathan’s Famous, Inc.	53,187	3,373,651
#*	Nautilus, Inc.	167,771	2,811,842
*	New Home Co., Inc. (The)	98,491	603,750
	Nobility Homes, Inc.	14,408	484,469
#*	Noodles & Co.	111,571	1,348,336
*	ODP Corp. (The)	347,119	14,034,021
*	OneSpaWorld Holdings Ltd.	8,265	88,064
#	Oxford Industries, Inc.	129,087	11,776,607
	Papa John’s International, Inc.	65,670	6,351,602
#	Patrick Industries, Inc.	170,393	15,267,213
#*	Perdoceo Education Corp.	558,680	6,514,209
#	PetMed Express, Inc.	151,729	4,464,626
*	Playa Hotels & Resorts NV	293,509	2,160,226
#*	Potbelly Corp.	86,572	528,955
#*	Purple Innovation, Inc.	154,030	5,249,342
*	QEP Co., Inc.	8,890	263,144
*	Quotient Technology, Inc.	135,767	2,218,433
#	RCI Hospitality Holdings, Inc.	32,826	2,390,061
#*	Red Robin Gourmet Burgers, Inc.	69,040	2,510,294
	Red Rock Resorts, Inc., Class A	26,533	971,904
#*	Regis Corp.	269,843	3,491,768
	Rent-A-Center, Inc.	201,205	11,579,348
*	Revolve Group, Inc.	62,300	3,020,927

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rocky Brands, Inc.	56,472	$2,973,251
	Ruth’s Hospitality Group, Inc.	263,785	6,887,426
#*	Sally Beauty Holdings, Inc.	452,641	9,084,505
*	SeaWorld Entertainment, Inc.	99,614	5,454,863
*	Select Interior Concepts, Inc., Class A	1,444	10,873
#	Shoe Carnival, Inc.	94,638	5,673,548
#	Shutterstock, Inc.	146,902	12,806,916
#*	Signet Jewelers, Ltd.	400,802	23,947,920
#	Six Flags Entertainment Corp.	1,101	51,725
*	Skyline Champion Corp.	197,602	8,779,457
#*	Sleep Number Corp.	232,280	25,989,809
#	Smith & Wesson Brands, Inc.	362,932	6,315,017
#	Sonic Automotive, Inc., Class A	292,935	14,453,413
*	Sonos, Inc.	226,760	9,077,203
*	Sportsman’s Warehouse Holdings, Inc.	64,552	1,133,533
	Standard Motor Products, Inc.	171,372	7,339,863
	Steven Madden, Ltd.	79,865	3,248,110
*	Stoneridge, Inc.	235,367	7,825,953
	Strategic Education, Inc.	368	27,622
	Strattec Security Corp.	33,460	1,468,894
#*	Stride, Inc.	307,962	8,816,952
	Superior Group of Cos, Inc.	114,659	2,891,700
*	Superior Industries International, Inc.	10,571	53,066
*	Tandy Leather Factory, Inc.	47,428	195,878
*	Tenneco, Inc., Class A	161,600	1,627,312
*	Tilly’s, Inc., Class A	131,431	1,585,058
*	TravelCenters of America, Inc.	42,088	1,156,999
#*	Tri Pointe Homes, Inc.	501,149	11,937,369
#*	Tupperware Brands Corp.	141,067	3,437,803
*	Turtle Beach Corp.	2,100	58,359
*	Unifi, Inc.	161,681	4,370,237
*	Universal Electronics, Inc.	123,302	7,009,719
#*	Universal Technical Institute, Inc.	92,105	518,551
#*	Urban Outfitters, Inc.	99,602	3,575,712
#*	Veoneer, Inc.	6,356	145,552
*	Vera Bradley, Inc.	2,996	33,256
#*	Vince Holding Corp.	2,376	26,801
*	Vista Outdoor, Inc.	565,899	18,453,966
*	Visteon Corp.	78,426	9,553,071
#*	VOXX International Corp.	90,456	1,542,275
#*	Vuzix Corp.	9,749	224,909
#	Weyco Group, Inc.	90,941	1,788,809
	Winmark Corp.	42,095	8,106,234
#	Winnebago Industries, Inc.	245,994	19,667,220
	Wolverine World Wide, Inc.	148,805	6,208,145
#*	WW International, Inc.	229,455	6,365,082
#*	Zovio, Inc.	100,203	371,753
*	Zumiez, Inc.	202,338	8,694,464

TOTAL CONSUMER DISCRETIONARY			1,057,967,563

CONSUMER STAPLES — (3.7%)
#*	22nd Century Group, Inc.	18,104	84,727
	Alico, Inc.	64,116	1,921,556
	Andersons, Inc. (The)	238,147	6,839,582
#*	Bridgford Foods Corp.	72,953	1,038,851
	Calavo Growers, Inc.	136,571	10,670,292
	Cal-Maine Foods, Inc.	180,299	6,735,971
#*	Celsius Holdings, Inc.	12,612	722,668
#*	Central Garden & Pet Co.	74,584	4,037,978

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co., Class A	300,481	$14,804,699
#*	Chefs’ Warehouse, Inc. (The)	249,894	8,054,084
	Coca-Cola Consolidated, Inc.	53,501	15,689,168
#*	Coffee Holding Co., Inc.	43,125	198,806
#	Edgewell Personal Care Co.	356,114	13,603,555
#*	elf Beauty, Inc.	256,493	7,758,913
#	Energizer Holdings, Inc.	11,563	570,056
#*	Farmer Bros Co.	89,619	914,114
	Fresh Del Monte Produce, Inc.	71,588	2,018,782
#*	Hostess Brands, Inc.	645,792	9,874,160
#	Ingles Markets, Inc., Class A	123,817	7,588,744
	Inter Parfums, Inc.	239,734	17,644,422
#	J&J Snack Foods Corp.	18,788	3,092,693
#	John B. Sanfilippo & Son, Inc.	75,612	6,646,295
*	Landec Corp.	244,158	2,763,869
#*	Lifevantage Corp.	28,493	231,648
#*	Lifeway Foods, Inc.	4,260	21,215
	Limoneira Co.	66,111	1,193,965
	Mannatech, Inc.	11,825	230,114
	Medifast, Inc.	90,463	20,543,243
#	MGP Ingredients, Inc.	141,007	8,474,521
#	Natura & Co. Holding SA, ADR	20,700	368,667
*	Natural Alternatives International, Inc.	74,759	1,121,385
#	Natural Grocers by Vitamin Cottage, Inc.	121,263	1,906,254
#	Natural Health Trends Corp.	5,957	43,367
	Nature’s Sunshine Products, Inc.	163,358	3,399,480
*	NewAge, Inc.	143,821	314,968
	Nu Skin Enterprises, Inc., Class A	90,512	4,784,464
	Oil-Dri Corp. of America	56,732	1,981,649
	PriceSmart, Inc.	101,598	8,538,296
#*	Rite Aid Corp.	172,678	3,025,318
#*	Rocky Mountain Chocolate Factory, Inc.	70,528	426,694
#*	S&W Seed Co.	48,773	184,362
*	Seneca Foods Corp., Class A	54,757	2,522,107
*	Seneca Foods Corp., Class B	11,120	517,191
#*	Simply Good Foods Co. (The)	290,680	10,042,994
	SpartanNash Co.	290,851	5,633,784
#*	Sprouts Farmers Market, Inc.	235,064	6,019,989
#	Tootsie Roll Industries, Inc.	28,999	915,498
*	TreeHouse Foods, Inc.	26,455	1,259,258
#	Turning Point Brands, Inc.	118,838	5,801,671
*	United Natural Foods, Inc.	320,690	11,820,633
	United-Guardian, Inc.	39,576	578,601
	Universal Corp.	131,073	7,370,235
*	USANA Health Sciences, Inc.	70,307	6,326,927
	Vector Group, Ltd.	818,529	10,681,803
#	Village Super Market, Inc., Class A	79,132	1,929,238
#	Weis Markets, Inc.	196,657	10,196,665
#*	Willamette Valley Vineyards, Inc.	3,868	50,671

TOTAL CONSUMER STAPLES			281,730,860

ENERGY — (4.4%)
	Adams Resources & Energy, Inc.	40,344	1,069,116
#*	Alto Ingredients, Inc.	313,834	1,744,917
	Altus Midstream Co., Class A	5,623	337,380
#	Amplify Energy Corp.	33,767	90,158
*	Antero Resources Corp.	867,867	7,828,160
#	Arch Resources, Inc.	76,976	3,418,504
	Archrock, Inc.	760,930	7,107,086

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Ardmore Shipping Corp.	162,863	$638,423
#*	Aspen Aerogels, Inc.	142,668	2,600,838
	Berry Corp.	297,125	1,815,434
#*	Bonanza Creek Energy, Inc.	189,800	6,280,482
*	Bristow Group, Inc.	37,803	1,000,267
	Cactus, Inc., Class A	130,030	3,876,194
*	Callon Petroleum Co.	74,956	2,802,605
*	Centrus Energy Corp., Class A	35,648	815,983
*	ChampionX Corp.	74,553	1,566,358
	Cimarex Energy Co.	4,271	282,740
#*	Clean Energy Fuels Corp.	886,752	9,754,272
*	CNX Resources Corp.	1,518,176	20,373,922
*	Comstock Resources, Inc.	147,101	807,584
*	CONSOL Energy, Inc.	146,919	1,289,949
	Core Laboratories NV	207,796	5,855,691
#	CVR Energy, Inc.	95,689	2,037,219
#*	Dawson Geophysical Co.	120,371	276,853
	Delek US Holdings, Inc.	333,866	7,922,640
*	Denbury, Inc.	7,005	381,142
	DHT Holdings, Inc.	976,164	5,759,368
#	DMC Global, Inc.	114,617	6,189,318
*	Dorian LPG, Ltd.	212,316	2,821,680
*	Dril-Quip, Inc.	173,404	5,314,833
*	Earthstone Energy, Inc., Class A	170,337	1,195,766
#*	ENGlobal Corp.	36,078	123,387
	EnLink Midstream LLC	433,903	2,008,971
	Evolution Petroleum Corp.	167,461	554,296
#*	Exterran Corp.	115,802	379,831
#*	Forum Energy Technologies, Inc.	18,475	335,875
#*	Frank’s International NV	856,085	2,782,276
#	GasLog, Ltd.	317,791	1,846,366
*	Geospace Technologies Corp.	68,033	511,608
#*	Gevo, Inc.	78,829	534,461
#*	Goodrich Petroleum Corp.	41,478	416,854
#*	Green Plains, Inc.	222,011	6,615,928
*	Gulf Island Fabrication, Inc.	78,253	325,532
#*	Helix Energy Solutions Group, Inc.	737,664	3,164,579
	Helmerich & Payne, Inc.	80,800	2,070,904
#*	Houston American Energy Corp.	6,946	11,322
#	International Seaways, Inc.	221,020	3,907,634
#	Kosmos Energy, Ltd.	1,644,550	4,703,413
*	Laredo Petroleum, Inc.	65,179	2,642,357
#	Liberty Oilfield Services, Inc., Class A	301,675	3,529,597
*	Magnolia Oil & Gas Corp., Class A	120,564	1,357,551
#*	Mammoth Energy Services, Inc.	19,051	72,775
#	Matador Resources Co.	760,636	20,012,333
*	Mind Technology, Inc.	28,399	65,886
#	Murphy Oil Corp.	250,666	4,243,775
	Nabors Industries, Ltd.	36,365	2,940,110
#	NACCO Industries, Inc., Class A	40,634	939,864
#*	National Energy Services Reunited Corp.	18,434	233,927
*	Natural Gas Services Group, Inc.	67,296	605,664
#	Navios Maritime Acquisition Corp.	10,764	34,337
*	New Concept Energy, Inc.	20,066	76,853
*	Newpark Resources, Inc.	405,245	1,150,896
*	NexTier Oilfield Solutions, Inc.	951,030	3,414,198
#*	Nine Energy Service, Inc.	5,000	9,850
#	Nordic American Tankers, Ltd.	297,433	984,503
#*	Oceaneering International, Inc.	757,370	8,141,727

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Oil States International, Inc.	299,960	$1,682,776
#*	Overseas Shipholding Group, Inc., Class A	343,810	759,820
*	Par Pacific Holdings, Inc.	298,778	4,538,438
#	Patterson-UTI Energy, Inc.	1,202,780	8,130,793
#*	PBF Energy, Inc., Class A	443,691	6,291,538
*	PDC Energy, Inc.	535,831	19,563,190
#*	Peabody Energy Corp.	495,883	1,834,767
#*	Penn Virginia Corp.	70,176	956,499
#	PHX Minerals, Inc.	94,091	271,923
*	ProPetro Holding Corp.	466,866	4,495,920
*	Range Resources Corp.	1,547,124	15,192,758
#*	Renewable Energy Group, Inc.	212,943	11,822,595
*	REX American Resources Corp.	52,154	4,210,392
#	Riley Exploration Permian, Inc.	2,089	68,624
#*	RPC, Inc.	566,483	2,753,107
#*	SandRidge Energy, Inc.	30,617	124,305
	Scorpio Tankers, Inc.	285,686	5,182,344
#*	SEACOR Marine Holdings, Inc.	92,654	427,135
*	Select Energy Services, Inc., Class A	417,953	2,018,713
	SFL Corp., Ltd.	534,106	4,144,663
*	SilverBow Resources, Inc.	55,273	536,701
#	SM Energy Co.	667,265	10,542,787
#*	Smart Sand, Inc.	6,860	16,601
	Solaris Oilfield Infrastructure, Inc., Class A	161,216	1,763,703
#*	Southwestern Energy Co.	2,062,931	8,808,715
*	Talos Energy, Inc.	314,838	3,523,037
	TechnipFMC P.L.C.	80,267	593,976
#*	Teekay Tankers, Ltd., Class A	137,740	1,847,093
#*	TETRA Technologies, Inc.	140,573	352,838
#*	Tidewater, Inc.	182,849	2,241,729
#*	Transocean, Ltd.	1,074,004	3,458,293
#*	Uranium Energy Corp.	417,962	1,212,090
	US Silica Holdings, Inc.	192,369	2,048,730
#*	Vertex Energy, Inc.	7,212	9,808
#*	W&T Offshore, Inc.	711,809	2,341,852
*	Whiting Petroleum, Corp.	49,770	1,994,284
	World Fuel Services Corp.	289,669	8,959,462

TOTAL ENERGY			338,726,321

FINANCIALS — (20.7%)
#	1st Constitution Bancorp	37,675	722,607
	1st Source Corp.	198,015	9,423,534
	ACNB Corp.	28,282	777,755
*	Affinity Bancshares, Inc.	847	10,511
#	Alerus Financial Corp.	4,918	141,393
	Allegiance Bancshares, Inc.	136,307	5,397,757
#	Altabancorp	71,866	3,000,405
	A-Mark Precious Metals, Inc.	62,727	2,337,835
*	Ambac Financial Group, Inc.	226,109	3,877,769
*	Amerant Bancorp, Inc.	1,663	31,514
	American Equity Investment Life Holding Co.	298,795	9,256,669
	American National Bankshares, Inc.	62,281	2,119,422
	American National Group, Inc.	7,485	848,425
#	American River Bankshares	34,637	683,388
	Ameris Bancorp	427,350	23,115,361
	AMERISAFE, Inc.	147,445	9,153,386
#	AmeriServ Financial, Inc.	132,131	554,950
#	Ames National Corp.	409	10,340
	Argo Group International Holdings, Ltd.	172,669	9,009,868

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Arrow Financial Corp.	147,232	$5,204,651
*	Assetmark Financial Holdings Inc.	11,516	259,340
	Associated Banc-Corp.	299,216	6,549,838
#	Associated Capital Group, Inc., Class A	11,943	426,723
	Assured Guaranty, Ltd.	83,334	4,237,534
#	Atlantic American Corp.	7,131	29,166
*	Atlantic Capital Bancshares, Inc.	157,996	4,226,393
	Atlantic Union Bankshares Corp.	128,852	4,982,707
*	Atlanticus Holdings Corp.	115,004	3,595,025
#	Auburn National BanCorp, Inc.	11,571	410,771
*	Axos Financial, Inc.	274,883	12,410,967
#	Banc of California, Inc.	429,838	7,694,100
#	BancFirst Corp.	239,834	16,670,861
*	Bancorp, Inc. (The)	517,212	11,484,692
	BancorpSouth Bank	81,943	2,424,693
#	Bank of Commerce Holdings	91,562	1,182,065
#	Bank of Hawaii Corp.	14,519	1,319,632
#	Bank of Marin Bancorp	72,200	2,557,324
	Bank of NT Butterfield & Son, Ltd. (The)	133,160	5,222,535
#	BankFinancial Corp.	92,734	966,288
	BankUnited, Inc.	39,665	1,848,786
#	Bankwell Financial Group, Inc.	35,557	960,395
	Banner Corp.	263,148	14,957,332
#	Bar Harbor Bankshares	93,972	2,693,238
#*	Baycom Corp.	31,666	572,838
	BCB Bancorp, Inc.	85,668	1,179,648
	Berkshire Hills Bancorp, Inc.	251,371	5,577,922
	BGC Partners, Inc., Class A	117,973	625,257
*	Blucora, Inc.	305,788	4,401,818
	Boston Private Financial Holdings, Inc.	756,051	11,129,071
*	Bridgewater Bancshares, Inc.	15,572	263,323
	BrightSphere Investment Group, Inc.	511,151	11,506,009
	Brookline Bancorp, Inc.	638,828	10,285,131
	Bryn Mawr Bank Corp.	163,867	7,531,327
#	Business First Bancshares, Inc.	1,283	30,497
	Byline Bancorp, Inc.	77,172	1,751,804
#	C&F Financial Corp.	18,841	794,713
	Cadence BanCorp	512,759	11,408,888
#	California First National Bancorp	33,262	612,021
	Cambridge Bancorp	2,604	227,980
	Camden National Corp.	128,271	6,121,092
#	Capital City Bank Group, Inc.	80,338	2,030,141
	Capitol Federal Financial, Inc.	842,390	10,887,891
	Capstar Financial Holdings, Inc.	72,181	1,385,153
#*	Carver Bancorp, Inc.	3,012	26,415
	Cathay General Bancorp	119,902	4,853,633
#	CBTX, Inc.	23,411	732,062
*	CCUR Holdings, Inc.	11	85,525
	Central Pacific Financial Corp.	195,459	5,267,620
#	Central Valley Community Bancorp	66,253	1,301,209
	Century Bancorp, Inc., Class A	24,032	2,745,656
#	Chemung Financial Corp.	8,207	348,798
#	CIT Group, Inc.	23,915	1,274,430
	Citizens & Northern Corp.	68,681	1,696,421
#	Citizens Community Bancorp, Inc.	6,800	88,400
#	Citizens Holding Co.	11,132	212,621
#*	Citizens, Inc.	373,165	2,179,284
#	City Holding Co.	117,002	9,055,955
	Civista Bancshares, Inc.	74,913	1,732,738

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CNB Financial Corp.	91,878	$2,339,214
#	Codorus Valley Bancorp, Inc.	41,175	757,620
	Cohen & Steers, Inc.	46,083	3,134,566
#	Colony Bankcorp, Inc.	46,393	723,267
	Columbia Banking System, Inc.	139,889	6,089,368
*	Columbia Financial, Inc.	77,471	1,415,395
#	Community Bankers Trust Corp.	17,711	148,418
	Community Trust Bancorp, Inc.	161,814	7,210,432
#	Community West Bancshares	17,312	214,149
	ConnectOne Bancorp, Inc.	274,939	7,464,594
#*	Consumer Portfolio Services, Inc.	124,706	542,471
#	County Bancorp, Inc.	700	16,548
#	Cowen, Inc., Class A	74,846	2,955,669
#	Crawford & Co., Class A	281,599	2,953,974
	Crawford & Co., Class B	155,433	1,479,722
#*	CrossFirst Bankshares, Inc.	7,036	103,711
#	Curo Group Holdings Corp.	12,523	179,329
*	Customers Bancorp, Inc.	152,941	5,279,523
	CVB Financial Corp.	67,506	1,431,802
	Diamond Hill Investment Group, Inc.	12,604	2,155,284
	Dime Community Bancshares, Inc.	373,533	12,371,413
	Donegal Group, Inc., Class A	180,093	2,778,835
	Donegal Group, Inc., Class B	34,951	506,790
*	Donnelley Financial Solutions, Inc.	125,982	3,850,010
#	Eagle Bancorp Montana, Inc.	578	13,519
	Eagle Bancorp, Inc.	200,249	10,695,299
#*	eHealth, Inc.	129,289	9,145,904
#*	Elevate Credit, Inc.	4,300	14,448
	Elmira Savings Bank	516	6,894
	Employers Holdings, Inc.	226,428	9,165,805
#*	Encore Capital Group, Inc.	238,170	9,369,608
*	Enova International, Inc.	275,497	9,433,017
	Enterprise Bancorp, Inc.	54,821	1,909,415
	Enterprise Financial Services Corp.	214,187	10,523,007
*	Equity Bancshares, Inc., Class A	73,585	2,153,097
#	ESSA Bancorp, Inc.	58,904	914,190
#	Evans Bancorp, Inc.	27,164	1,003,981
	Evercore, Inc., Class A	53,021	7,429,833
#*	EZCORP, Inc., Class A	258,939	1,457,827
#	Farmers & Merchants Bancorp, Inc.	500	11,750
	Farmers National Banc Corp.	155,135	2,572,138
#	FB Financial Corp.	268,027	11,246,413
#	FBL Financial Group, Inc., Class A	184,230	10,443,999
	Federal Agricultural Mortgage Corp., Class A	4,200	362,796
	Federal Agricultural Mortgage Corp., Class C	80,626	8,293,190
	Federated Hermes, Inc.	197,162	5,678,266
#	FedNat Holding Co.	92,011	468,336
#*	FG Financial Group, Inc.	3,204	22,748
	Financial Institutions, Inc.	129,897	4,147,611
*	First Acceptance Corp.	29,937	48,797
	First BanCorp	1,576,127	19,811,916
	First BanCorp	228,155	9,673,772
	First Bancorp, Inc. (The)	79,876	2,259,692
	First Bancshares, Inc. (The)	71,157	2,783,662
#	First Bank	84,711	1,074,983
	First Busey Corp.	374,232	9,348,315
#	First Business Financial Services, Inc.	48,367	1,279,791
#	First Capital, Inc.	350	15,778
	First Choice Bancorp	300	9,606

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Commonwealth Financial Corp.	738,487	$10,700,677
	First Community Bancshares, Inc.	125,517	3,667,607
#	First Community Corp.	25,945	477,388
	First Financial Bancorp	174,717	4,282,314
	First Financial Corp.	94,219	4,168,249
	First Financial Northwest, Inc.	64,786	881,737
	First Foundation, Inc.	298,195	7,097,041
	First Hawaiian, Inc.	76,057	2,088,525
	First Internet Bancorp	43,136	1,481,722
	First Interstate BancSystem, Inc., Class A	134,703	6,327,000
	First Merchants Corp.	360,232	16,646,321
	First Mid Bancshares, Inc.	66,495	2,895,192
	First Midwest Bancorp, Inc.	371,190	7,783,854
	First Northwest Bancorp	55,108	924,712
	First of Long Island Corp. (The)	115,885	2,467,192
#	First United Corp.	36,939	625,008
#	FirstCash, Inc.	21,295	1,533,879
	Flagstar Bancorp, Inc.	380,335	17,700,791
#*	FlexShopper, Inc.	16,632	42,245
	Flushing Financial Corp.	256,770	5,975,038
	FS Bancorp, Inc.	20,870	1,426,465
#	Fulton Financial Corp.	325,170	5,544,148
#*	FVCBankcorp, Inc.	893	15,708
	GAMCO Investors, Inc., Class A	76,777	1,510,971
*	Genworth Financial, Inc., Class A	171,929	742,733
	German American Bancorp, Inc.	157,885	6,841,157
#	Glen Burnie Bancorp	1,500	17,880
	Global Indemnity Group LLC, Class A	73,324	2,108,798
	Great Southern Bancorp, Inc.	123,298	6,955,240
	Great Western Bancorp, Inc.	215,588	7,125,183
*	Green Dot Corp., Class A	162,818	7,450,552
#	Greenhill & Co., Inc.	53,318	809,367
#*	Greenlight Capital Re, Ltd., Class A	168,534	1,555,569
#	Guaranty Bancshares, Inc.	21,462	834,872
#	Guaranty Federal Bancshares, Inc.	17,656	425,510
*	Hallmark Financial Services, Inc.	90,389	358,844
	Hancock Whitney Corp.	32,296	1,493,367
	Hanmi Financial Corp.	281,326	5,710,918
	HarborOne Bancrop, Inc.	252,701	3,616,151
#	Hawthorn Bancshares, Inc.	14,243	306,794
#	HBT Financial, Inc.	2,608	47,466
#	HCI Group, Inc.	100,407	7,371,882
	Heartland Financial USA, Inc.	216,731	10,895,067
#	Hennessy Advisors, Inc.	3,186	30,840
	Heritage Commerce Corp.	301,072	3,633,939
#	Heritage Financial Corp.	283,853	7,976,269
	Heritage Insurance Holdings, Inc.	136,982	1,247,906
#	Hingham Institution For Savings (The)	14,873	4,523,474
*	HMN Financial, Inc.	35,940	728,863
	Home Bancorp, Inc.	38,767	1,470,820
	HomeStreet, Inc.	190,833	7,793,620
	HomeTrust Bancshares, Inc.	60,854	1,667,400
	Hope Bancorp, Inc.	838,666	12,588,377
	Horace Mann Educators Corp.	308,547	12,372,735
	Horizon Bancorp, Inc.	296,312	5,434,362
*	Howard Bancorp, Inc.	81,415	1,371,029
	Independence Holding Co.	37,862	1,665,928
	Independent Bank Corp.	104,237	8,537,010
	Independent Bank Corp.	21,928	516,624

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Group, Inc.	168,509	$12,724,115
	International Bancshares Corp.	158,903	7,530,413
#	Investar Holding Corp.	48,850	1,080,074
	Investors Bancorp, Inc.	473,030	6,925,159
	Investors Title Co.	20,942	3,694,797
	James River Group Holdings, Ltd.	223,916	10,548,683
	Kearny Financial Corp.	717,251	9,166,468
#	Kentucky First Federal Bancorp	40,640	280,416
	Kingstone Cos., Inc.	54,941	460,406
	Lake Shore Bancorp, Inc.	4,212	62,338
	Lakeland Bancorp, Inc.	389,982	7,070,374
	Lakeland Financial Corp.	192,414	12,551,165
	Landmark Bancorp, Inc.	22,313	536,628
#	LCNB Corp.	29,522	534,939
*	LendingClub Corp.	387,031	5,956,407
#	Level One Bancorp, Inc.	820	22,165
#	Live Oak Bancshares, Inc.	156,534	10,011,915
	Luther Burbank Corp.	63,226	704,338
	Macatawa Bank Corp.	233,999	2,239,370
#	Mackinac Financial Corp.	53,080	1,151,836
#*	Magyar Bancorp, Inc.	15,818	208,165
#*	Maiden Holdings, Ltd.	568,976	2,116,591
*	Malvern Bancorp, Inc.	17,009	310,074
	Manning & Napier, Inc.	8,306	58,640
	Marlin Business Services Corp.	67,055	1,512,090
#*	MBIA, Inc.	476,385	4,773,378
	Mercantile Bank Corp.	123,100	3,973,668
	Merchants Bancorp	26,507	1,081,221
#	Mercury General Corp.	96,360	6,000,337
	Meridian Bancorp, Inc.	451,045	9,972,605
	Meta Financial Group, Inc.	287,658	14,170,033
*	Metropolitan Bank Holding Corp.	13,960	877,386
#	Mid Penn Bancorp, Inc.	11,282	304,501
#	Middlefield Banc Corp.	1,832	41,000
	Midland States Bancorp, Inc.	113,153	3,188,652
	MidWestOne Financial Group, Inc.	70,219	2,216,112
#*	MMA Capital Holdings, Inc.	6,135	104,786
*	Mr Cooper Group, Inc.	424,271	14,628,864
	MVB Financial Corp.	12,681	510,791
	National Bank Holdings Corp., Class A	248,513	9,915,669
	National Security Group, Inc. (The)	14,003	167,756
	National Western Life Group, Inc., Class A	24,705	5,664,856
	Navient Corp.	389,281	6,551,599
	NBT Bancorp, Inc.	322,073	12,203,346
	Nelnet, Inc., Class A	40,154	2,980,631
»	NewStar Financial, Inc.	218,406	22,190
*	NI Holdings, Inc.	23,551	451,002
*	Nicholas Financial, Inc.	57,620	599,824
#*	Nicolet Bankshares, Inc.	44,869	3,578,751
*	NMI Holdings, Inc., Class A	613,020	15,840,437
#	Northeast Bank	41,747	1,176,013
	Northfield Bancorp, Inc.	388,427	6,284,749
	Northrim BanCorp, Inc.	50,171	2,139,793
	Northwest Bancshares, Inc.	956,155	13,424,416
#	Norwood Financial Corp.	19,863	506,308
	OceanFirst Financial Corp.	407,897	9,324,525
*	Ocwen Financial Corp.	5,274	166,184
	OFG Bancorp	404,726	9,587,959
#	Ohio Valley Banc Corp.	17,710	396,350

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Old National Bancorp	334,620	$6,324,318
	Old Second Bancorp, Inc.	93,180	1,230,908
	Oppenheimer Holdings, Inc., Class A	61,988	3,171,926
	Origin Bancorp, Inc.	24,425	1,068,105
	Orrstown Financial Services, Inc.	37,327	885,023
*	Pacific Mercantile Bancorp	138,509	1,200,873
	Pacific Premier Bancorp, Inc.	524,434	23,090,829
	PacWest Bancorp	57,947	2,515,479
*	Palomar Holdings, Inc.	57,829	4,068,848
#	Park National Corp.	45,422	5,681,838
#	Parke Bancorp, Inc.	27,340	577,421
	Pathfinder Bancorp, Inc.	100	1,476
#*	Patriot National Bancorp, Inc.	1,132	10,539
	PCSB Financial Corp.	62,490	1,092,950
	Peapack-Gladstone Financial Corp.	153,735	4,919,520
#	Penns Woods Bancorp, Inc.	54,091	1,298,184
#	Peoples Bancorp of North Carolina, Inc.	19,202	448,751
	Peoples Bancorp, Inc.	160,092	5,351,876
	Piper Sandler Cos	134,207	15,566,670
#	PJT Partners, Inc., Class A	53,473	3,931,870
#*	PRA Group, Inc.	336,231	12,669,184
	Preferred Bank	133,662	8,760,207
	Premier Financial Bancorp, Inc.	87,038	1,648,500
	Premier Financial Corp.	303,196	9,577,962
	Primis Financial Corp.	129,920	1,864,352
	ProAssurance Corp.	185,709	4,642,725
#	Protective Insurance Corp., Class A	4,882	112,140
	Protective Insurance Corp., Class B	68,889	1,584,447
#	Provident Financial Holdings, Inc.	71,603	1,164,265
	Provident Financial Services, Inc.	426,081	10,042,729
#	Prudential Bancorp, Inc.	41,548	575,440
#	Pzena Investment Management, Inc., Class A	109,807	1,156,268
	QCR Holdings, Inc.	95,248	4,592,859
#*	Randolph Bancorp, Inc.	3,714	75,468
	RBB Bancorp	23,920	504,234
	Regional Management Corp.	88,592	3,431,168
	Reliant Bancorp, Inc.	4,083	112,813
#	Renasant Corp.	345,294	14,547,236
	Republic Bancorp, Inc., Class A	172,853	7,766,285
#*	Republic First Bancorp, Inc.	230,282	918,825
#	Riverview Bancorp, Inc.	125,251	862,979
	S&T Bancorp, Inc.	251,779	8,296,118
#*	Safeguard Scientifics, Inc.	107,268	660,771
	Safety Insurance Group, Inc.	117,951	9,675,521
	Salisbury Bancorp, Inc.	9,115	423,574
	Sandy Spring Bancorp, Inc.	292,273	13,257,503
#	SB Financial Group, Inc.	6,574	117,412
*	Seacoast Banking Corp. of Florida	343,757	12,495,567
*	Security National Financial Corp., Class A	41,560	350,766
#*	Select Bancorp, Inc.	57,073	672,891
#	ServisFirst Bancshares, Inc.	228,909	14,476,205
	Severn Bancorp, Inc.	1,621	19,193
#	Shore Bancshares, Inc.	59,452	1,001,172
	Sierra Bancorp	112,883	3,055,743
#	Silvercrest Asset Management Group, Inc., Class A	12,210	169,841
*	Silvergate Capital Corp., Class A	8,585	920,484
	Simmons First National Corp., Class A	226,713	6,461,320
*	SiriusPoint, Ltd.	681,728	7,212,682
	SmartFinancial, Inc.	55,823	1,322,447

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Sound Financial Bancorp, Inc.	300	$11,409
*	Southern First Bancshares, Inc.	43,830	2,257,245
	Southern Missouri Bancorp, Inc.	41,238	1,727,460
	Southside Bancshares, Inc.	256,034	10,279,765
	Spirit of Texas Bancshares, Inc.	7,259	168,191
	State Auto Financial Corp.	224,900	4,246,112
*	Sterling Bancorp, Inc.	54,172	268,151
	Stewart Information Services Corp.	204,051	11,967,591
#	Stock Yards Bancorp, Inc.	194,594	9,955,429
*	StoneX Group, Inc.	151,167	9,602,128
	Summit Financial Group, Inc.	52,322	1,362,988
	Summit State Bank	2,078	34,038
	Territorial Bancorp, Inc.	64,476	1,621,571
*	Texas Capital Bancshares, Inc.	14,992	1,028,901
	Timberland Bancorp, Inc.	71,416	2,009,646
	Tiptree, Inc.	258,075	2,583,331
#	Tompkins Financial Corp.	110,044	8,599,939
	Towne Bank	227,645	7,052,442
	TriCo Bancshares	226,614	10,487,696
*	TriState Capital Holdings, Inc.	233,279	5,568,370
*	Triumph Bancorp, Inc.	201,080	17,821,720
*	Trupanion, Inc.	3,917	317,669
	TrustCo Bank Corp. NY	813,891	5,953,613
	Trustmark Corp.	421,873	13,672,904
#*	Unico American Corp.	109,255	502,573
	Union Bankshares, Inc.	14,917	492,261
#	United Bancorp, Inc.	2,991	44,865
#	United Bancshares, Inc.	6,297	185,384
	United Community Banks, Inc.	210,721	6,894,791
	United Fire Group, Inc.	202,125	6,116,302
#	United Insurance Holdings Corp.	210,887	1,178,858
#	United Security Bancshares	84,751	701,738
#	Unity Bancorp, Inc.	56,000	1,234,800
	Universal Insurance Holdings, Inc.	304,494	4,247,691
	Univest Financial Corp.	231,270	6,459,371
#	US Global Investors, Inc., Class A	13,266	98,699
#	Value Line, Inc.	72,221	2,205,629
	Veritex Holdings, Inc.	107,051	3,616,183
#	Victory Capital Holdings, Inc., Class A	9,636	267,399
	Virtus Investment Partners, Inc.	65,364	17,874,439
	Waddell & Reed Financial, Inc., Class A	234,560	5,859,309
	Walker & Dunlop, Inc.	247,460	27,430,941
	Washington Federal, Inc.	192,383	6,262,067
	Washington Trust Bancorp, Inc.	151,205	7,719,015
	Waterstone Financial, Inc.	227,789	4,487,443
	WesBanco, Inc.	421,523	15,297,070
#	West BanCorp, Inc.	111,358	2,924,261
	Westamerica BanCorp.	124,039	7,864,073
	Western New England Bancorp, Inc.	199,388	1,615,043
	Westwood Holdings Group, Inc.	41,824	756,596
#	WisdomTree Investments, Inc.	557,612	3,783,397
#*	World Acceptance Corp.	63,898	8,354,025
#	WSFS Financial Corp.	364,709	18,632,983
	WVS Financial Corp.	12,581	201,925

TOTAL FINANCIALS			1,585,920,471

HEALTH CARE — (11.0%)
#*	Abeona Therapeutics, Inc.	12,761	22,587
*	Acadia Healthcare Co., Inc.	40,875	2,490,105

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Accuray, Inc.	554,720	$2,607,184
#*	Acer Therapeutics, Inc.	5,100	14,892
#»	Achillion Pharmaceuticals, Inc.	895,529	1,280,606
*	Acorda Therapeutics, Inc.	15,849	82,732
*	Addus HomeCare Corp.	125,331	13,260,020
#*	Adial Pharmaceuticals, Inc.	11,698	25,736
#*	Adicet Bio, Inc.	1,806	28,770
#*	ADMA Biologics, Inc.	22,844	44,774
#*	Adverum Biotechnologies, Inc.	167,554	653,461
#*	Aeglea BioTherapeutics, Inc.	61,301	476,922
#*	Akebia Therapeutics, Inc.	569,091	1,815,400
#*	Akero Therapeutics, Inc.	11,804	363,563
#*	Albireo Pharma, Inc.	69,530	2,231,913
#*	Aldeyra Therapeutics, Inc.	10,958	137,742
#*	Alector, Inc.	67,543	1,317,088
*	Alkermes P.L.C.	8,990	197,825
*	Allscripts Healthcare Solutions, Inc.	1,011,644	15,741,181
#*	Alpine Immune Sciences, Inc.	3,775	50,094
#*	American Shared Hospital Services	36,865	88,845
*	AMN Healthcare Services, Inc.	55,384	4,391,951
#*	Amneal Pharmaceuticals, Inc.	348,409	1,919,734
*	Amphastar Pharmaceuticals, Inc.	351,247	6,111,698
#*	AnaptysBio, Inc.	146,036	3,409,941
*	AngioDynamics, Inc.	287,767	6,992,738
#*	ANI Pharmaceuticals, Inc.	95,542	3,179,638
#*	Anika Therapeutics, Inc.	130,884	5,258,919
#*	Antares Pharma, Inc.	323,149	1,224,735
#*	Apollo Medical Holdings, Inc.	30,710	911,780
#*	Applied Genetic Technologies Corp.	148,922	629,940
#*	Aptinyx, Inc.	14,298	38,319
*	Apyx Medical Corp.	42,454	430,059
»	Aquamed Technologies, Inc.	6,937	0
#*	Aravive, Inc.	35,088	184,212
#*	Ardelyx, Inc.	310,824	2,272,123
#*	Assembly Biosciences, Inc.	40,064	171,474
*	Atara Biotherapeutics, Inc.	352,111	4,950,681
#*	Athenex, Inc.	72,011	288,764
#*	Atreca, Inc., Class A	22,437	267,898
#*	AtriCure, Inc.	139,361	10,740,552
#	Atrion Corp.	13,689	8,741,795
#*	aTyr Pharma, Inc.	30,478	123,436
*	Avanos Medical, Inc.	270,695	11,696,731
#*	AVEO Pharmaceuticals Inc.	1,436	10,124
#*	Avid Bioservices, Inc.	180,147	3,856,047
*	Avrobio, Inc.	1,301	15,196
#*	Axcella Health, Inc.	5,487	22,716
*	AxoGen, Inc.	121,338	2,271,447
#*	Axonics, Inc.	37,006	2,328,788
#*	BioDelivery Sciences International, Inc.	110,353	381,821
*	BioLife Solutions, Inc.	8,206	286,389
#*	Bio-Path Holdings, Inc.	8,224	49,015
*	Brookdale Senior Living, Inc.	1,054,812	6,898,470
#*	Calithera Biosciences, Inc.	195,872	425,042
#*	Calyxt, Inc.	2,100	10,458
*	Cantel Medical Corp.	21,527	1,892,439
#*	Cara Therapeutics, Inc.	78,426	1,015,617
*	Cardiovascular Systems, Inc.	145,819	5,879,422
#*	CASI Pharmaceuticals, Inc.	49,455	88,524
#*	Castle Biosciences, Inc.	67,037	4,627,564

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Catalyst Biosciences, Inc.	117,069	$590,028
#*	Catalyst Pharmaceuticals, Inc.	248,794	1,139,476
*	Celldex Therapeutics, Inc.	53,705	1,628,873
#*	Champions Oncology, Inc.	13,095	140,509
#*	Chembio Diagnostics, Inc.	3,713	14,815
#*	Chiasma, Inc.	6,525	19,444
#*	Chimerix, Inc.	22,167	193,075
#*	Codexis, Inc.	177,449	4,113,268
#*	Collegium Pharmaceutical, Inc.	125,816	2,805,697
*	Community Health Systems, Inc.	655,079	7,304,131
	Computer Programs and Systems, Inc.	69,131	2,075,313
#*	Concert Pharmaceuticals, Inc.	184,046	763,791
#	CONMED Corp.	142,632	20,103,980
#*	Constellation Pharmaceuticals, Inc.	746	16,129
#»	Contra Aduro Biotech I	3,260	33
»	Contra Pfenex, Inc.	47,849	35,887
#*	Corcept Therapeutics, Inc.	569,240	12,972,980
#*	Cortexyme, Inc.	607	23,776
*	CorVel Corp.	185,259	21,677,156
#*	Corvus Pharmaceuticals, Inc.	77,908	219,701
#*	Covetrus, Inc.	2,021	57,902
#*	Crinetics Pharmaceuticals, Inc.	21,133	365,812
*	Cross Country Healthcare, Inc.	296,441	3,948,594
*	CryoLife, Inc.	346,499	10,110,841
*	Cumberland Pharmaceuticals, Inc.	173,080	462,124
#»	Curative Health Services, Inc.	113,000	0
#*	Cutera, Inc.	107,521	3,228,856
#*	Cyclerion Therapeutics, Inc.	8,733	19,038
#*	Cymabay Therapeutics, Inc.	113,536	491,611
#*	CytomX Therapeutics, Inc.	42,422	397,070
*	Deciphera Pharmaceuticals, Inc.	3,321	153,995
#*	Durect Corp.	270,047	513,089
#*	Eagle Pharmaceuticals, Inc.	74,537	3,043,346
#*	Editas Medicine Inc.	88,471	3,274,312
#*	Eiger BioPharmaceuticals, Inc.	3,410	28,951
#»	Elanco Animal Health, Inc.	210,656	0
#*	ElectroCore, Inc.	38,023	64,639
#*	Electromed, Inc.	25,673	250,825
#*	Enanta Pharmaceuticals, Inc.	118,139	5,994,373
*	Endo International P.L.C.	557,476	3,194,337
	Ensign Group, Inc. (The)	153,137	13,146,811
#*	Entasis Therapeutics Holdings, Inc.	4,149	8,692
#*	Enzo Biochem, Inc.	257,912	791,790
#*	Epizyme, Inc.	205,772	1,607,079
*	Establishment Labs Holdings, Inc.	503	36,538
#*	Evolent Health, Inc., Class A	526,630	11,406,806
#*	Exicure, Inc.	36,575	72,053
#*	EyeGate Pharmaceuticals, Inc.	2,300	9,660
#*	Five Star Senior Living, Inc.	41,622	216,851
#*	Fluidigm Corp.	176,506	884,295
*	FONAR Corp.	27,289	468,006
#*	Frequency Therapeutics, Inc.	17,661	205,044
*	F-star Therapeutics, Inc.	1,159	11,219
#*	Fulcrum Therapeutics, Inc.	19,129	215,201
#*	Fulgent Genetics, Inc.	23,597	1,817,441
#*	G1 Therapeutics, Inc.	217,993	4,593,112
*	Geron Corp.	13,098	18,992
#*	GlycoMimetics, Inc.	157,289	377,494
#*	Gritstone Oncology, Inc.	6,684	60,490

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Hancock Jaffe Laboratories, Inc.	1,924	$11,929
*	Hanger, Inc.	118,839	2,962,656
#*	Harpoon Therapeutics, Inc.	843	19,086
#*	Harrow Health, Inc.	44,916	344,506
*	Harvard Bioscience, Inc.	241,609	1,674,350
#*	Health Catalyst, Inc.	90,752	5,254,541
*	HealthStream, Inc.	274,122	6,622,787
#*	Heron Therapeutics, Inc.	238,234	4,164,330
#*	Heska Corp.	58,019	10,597,170
#*	Homology Medicines, Inc.	22,566	152,772
#*	Hookipa Pharma, Inc.	11,904	161,180
*	Icad, Inc.	12,166	219,475
#*	InfuSystem Holdings, Inc.	67,216	1,520,426
#*	Inmune Bio, Inc.	10,352	122,878
#*	Innoviva, Inc.	357,898	4,097,932
*	Inogen, Inc.	111,094	7,264,437
#*	Inotiv, Inc.	10,693	252,569
*	Integer Holdings Corp.	146,835	13,784,870
*	Intellia Therapeutics, Inc.	148,773	11,421,303
#*	Intra-Cellular Therapies, Inc.	36,196	1,246,228
#*	IntriCon Corp.	70,081	1,620,974
#	Invacare Corp.	324,527	2,930,479
#*	iRadimed Corp.	3,802	105,277
#*	IRIDEX Corp.	32,907	283,000
#*	Ironwood Pharmaceuticals, Inc.	650,084	7,176,927
#*	IVERIC bio, Inc.	43,023	301,161
*	Joint Corp. (The)	43,122	2,392,409
#*	Jounce Therapeutics, Inc.	154,561	1,457,510
#*	Kala Pharmaceuticals, Inc.	62,579	483,736
#*	KalVista Pharmaceuticals, Inc.	24,135	602,651
*	Karuna Therapeutics, Inc.	7,365	817,589
*	Kewaunee Scientific Corp.	26,379	316,020
#*	Kindred Biosciences, Inc.	304,990	1,524,950
#*	Kiniksa Pharmaceuticals, Ltd., Class A	79,375	1,306,512
#*	Krystal Biotech, Inc.	54,012	4,290,713
#*	Kura Oncology, Inc.	250,377	6,742,653
#*	Lannett Co., Inc.	30,019	131,183
*	Lantheus Holdings, Inc.	276,803	6,560,231
#*	Larimar Therapeutics, Inc.	918	12,219
#	LeMaitre Vascular, Inc.	171,493	8,998,238
#*	LENSAR, Inc.	81,315	561,887
#*	Lexicon Pharmaceuticals, Inc.	33,911	164,807
*	Ligand Pharmaceuticals, Inc.	79,135	11,545,005
	Luminex Corp.	324,672	11,912,216
*	Lumos Pharma, Inc.	14,101	174,570
#*	MacroGenics, Inc.	249,347	8,068,869
#*	Madrigal Pharmaceuticals, Inc.	43,787	5,959,411
*	Magellan Health, Inc.	115,232	10,854,854
#*	Magenta Therapeutics, Inc.	23,744	276,618
*»	MedCath Corp.	92,602	0
*	MEDNAX, Inc.	428,686	11,283,015
*	MEI Pharma, Inc.	32,885	120,030
#*	MeiraGTx Holdings P.L.C.	23,195	347,461
*	Meridian Bioscience, Inc.	261,200	5,114,296
#*	Merit Medical Systems, Inc.	98,232	6,247,555
#*	Merrimack Pharmaceuticals, Inc.	148,849	1,049,385
*	Mersana Therapeutics, Inc.	8,714	138,814
#	Mesa Laboratories, Inc.	4,592	1,141,801
#*	Millendo Therapeutics, Inc.	12,622	14,515

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Minerva Neurosciences, Inc.	207,801	$494,566
#*	Misonix, Inc.	1,745	32,405
*	ModivCare, Inc.	117,462	16,454,077
#*	Molecular Templates, Inc.	16,147	151,136
*	Morphic Holding, Inc.	7,388	409,295
#*	Mustang Bio, Inc.	393,442	1,270,818
*	Myriad Genetics, Inc.	332,695	10,054,043
#*	NanoString Technologies, Inc.	7,115	566,852
	National HealthCare Corp.	108,099	7,600,441
	National Research Corp.	225,108	11,548,040
*	Natus Medical, Inc.	280,953	7,178,349
*	Neoleukin Therapeutics, Inc.	4,911	61,338
#*	NeuroMetrix, Inc.	21,273	63,819
#*	NextCure, Inc.	12,369	108,476
*	NextGen Healthcare, Inc.	533,343	9,765,510
#*	NGM Biopharmaceuticals, Inc.	24,426	671,715
#*	NuVasive, Inc.	32,048	2,289,830
#*	Obalon Therapeutics, Inc.	15,345	40,664
#*	Odonate Therapeutics, Inc.	21,794	73,010
#*	OPKO Health, Inc.	121,578	498,470
#*	OptimizeRx Corp.	50,209	2,533,546
#*	OraSure Technologies, Inc.	545,497	4,991,298
*	Organovo Holdings, Inc.	600	5,124
*	Orthofix Medical, Inc.	155,538	6,898,110
#*	OrthoPediatrics Corp.	35,185	2,058,322
#*	Osmotica Pharmaceuticals P.L.C.	8,232	23,708
#*	Otonomy, Inc.	125,359	294,594
	Owens & Minor, Inc.	532,916	19,232,938
#*	Pacira BioSciences, Inc.	65,798	4,157,118
#	Patterson Cos., Inc.	369,410	11,872,837
#*»	PDL BioPharma, Inc.	616,320	1,522,310
*	Pennant Group, Inc. (The)	236,375	9,554,277
#*	Personalis, Inc.	226,684	5,585,494
#*	PetIQ, Inc.	165,859	7,065,593
#	Phibro Animal Health Corp., Class A	102,242	2,506,974
#*	Phio Pharmaceuticals Corp.	5,048	11,661
#*	Pieris Pharmaceuticals, Inc.	11,962	25,838
#*	Precipio, Inc.	19,891	36,202
#*	Precision BioSciences, Inc.	2,800	26,012
*	Prestige Consumer Healthcare, Inc.	310,082	13,507,172
#*	Pro-Dex, Inc.	1,955	55,757
»	Progenic Pharmaceuticals, Inc.	86,844	3,708
#*	ProPhase Labs, Inc.	15,800	84,214
#*	Protagonist Therapeutics, Inc.	146,640	4,243,762
#*	Prothena Corp. P.L.C.	193,309	5,130,421
#*	Psychemedics Corp.	12,225	81,296
*	Quanterix Corp.	117,891	7,207,856
*	RadNet, Inc.	368,398	8,230,011
*	REGENXBIO, Inc.	217,781	7,554,823
#*	Replimune Group, Inc.	9,441	345,446
*	Revance Therapeutics, Inc.	7,890	229,757
#*	Rhythm Pharmaceuticals, Inc.	77,222	1,664,906
#*	Rigel Pharmaceuticals, Inc.	148,235	551,434
#*	Rocket Pharmaceuticals, Inc.	41,994	1,925,005
#*	Salarius Pharmaceuticals, Inc.	53,935	69,037
#*	Sangamo Therapeutics, Inc.	732,399	8,627,660
#*	Satsuma Pharmaceuticals, Inc.	5,221	27,723
#*	Scholar Rock Holding, Corp.	10,039	324,762
#*	scPharmaceuticals, Inc.	3,074	19,889

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	SeaSpine Holdings Corp.	111,381	$2,317,839
*	Select Medical Holdings Corp.	26,886	1,014,140
#*	Senestech, Inc.	28,313	44,168
#*	Sharps Compliance Corp.	37,620	657,974
*	SI-BONE, Inc.	7,884	279,882
#*	Sientra, Inc.	3,872	26,562
#*	Sierra Oncology, Inc.	1,000	18,240
#*	SIGA Technologies, Inc.	127,533	914,412
#	Simulations Plus, Inc.	13,492	851,885
#*	Spectrum Pharmaceuticals, Inc.	231,698	720,581
#*	Spero Therapeutics, Inc.	82,721	1,138,241
#*	Star Equity Holdings, Inc.	10,428	30,033
#*	Stereotaxis, Inc.	26,701	192,247
#*	Stoke Therapeutics, Inc.	41,257	1,332,601
#*	Strata Skin Sciences, Inc.	22,306	36,805
#*	Strongbridge Biopharma P.L.C.	29,609	75,207
*	Supernus Pharmaceuticals, Inc.	249,319	7,591,764
#*	Surface Oncology, Inc.	226,039	1,652,345
#*	Surgalign Holdings, Inc.	281,805	510,067
#*	Surgery Partners, Inc.	221,291	10,666,226
*	Surmodics, Inc.	123,308	6,595,745
*	Sutro Biopharma, Inc.	150,665	3,090,139
#*	Syndax Pharmaceuticals, Inc.	90,552	1,443,399
*	Synlogic, Inc.	140,114	488,998
#*	Syros Pharmaceuticals, Inc.	46,080	278,323
#*	Tabula Rasa HealthCare, Inc.	69,865	3,322,779
#*	Tactile Systems Technology, Inc.	61,808	3,541,598
*	Taro Pharmaceutical Industries, Ltd.	1,906	141,082
#*	TCR2 Therapeutics, Inc.	163,921	3,722,646
*	Tenax Therapeutics, Inc.	25,251	47,977
*	Tenet Healthcare Corp.	227,791	13,498,895
#*	Tivity Health, Inc.	151,029	3,651,881
#*	Tracon Pharmaceuticals, Inc.	4,904	36,731
#*	TransMedics Group, Inc.	120,753	3,466,819
*	Travere Therapeutics, Inc.	335,796	8,300,877
*	Triple-S Management Corp., Class B	163,411	3,874,475
#»	U.S. Diagnostic, Inc.	25,100	0
#*	UNITY Biotechnology, Inc.	19,401	96,423
#	US Physical Therapy, Inc.	99,567	11,196,309
#	Utah Medical Products, Inc.	46,321	4,041,970
*	Vanda Pharmaceuticals, Inc.	315,766	5,241,716
*	Vapotherm, Inc.	9,103	200,266
#*	Varex Imaging Corp.	259,093	6,150,868
#*	Venus Concept Inc.	26,137	49,660
#*	Veracyte, Inc.	47,720	2,374,070
#*	Verastem, Inc.	428,302	1,314,887
#*	Vericel Corp.	182,813	11,411,187
*	ViewRay, Inc.	305,163	1,467,834
#*	Viking Therapeutics, Inc.	69,724	445,536
*	Viracta Therapeutics, Inc.	3,705	40,014
#*	Vocera Communications, Inc.	185,947	6,725,703
#*	Voyager Therapeutics, Inc.	1,132	5,456
*	WaVe Life Sciences Ltd.	19,111	117,533
#*	XBiotech, Inc.	10,628	181,526
#*	Xencor, Inc.	170,154	7,241,754
*	Xenon Pharmaceuticals, Inc.	100	1,832
#*	Yield10 Bioscience, Inc.	2,374	21,959
#*	ZIOPHARM Oncology Inc.	58,365	201,943
#*	Zogenix, Inc.	146,721	2,771,560
#*	Zynerba Pharmaceuticals, Inc.	16,286	71,821

TOTAL HEALTH CARE			843,802,813

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (18.6%)
#	AAON, Inc.	233,734	$15,288,541
	AAR Corp.	264,917	10,660,260
	ABM Industries, Inc.	96,263	4,948,881
#*	Acacia Research Corp.	124,811	758,851
	ACCO Brands Corp.	561,677	4,819,189
#	Acme United Corp.	32,984	1,474,385
*	Aegion Corp.	274,582	8,264,918
#*	AeroVironment, Inc.	162,080	17,888,770
*	Air Transport Services Group, Inc.	436,117	11,478,599
	Alamo Group, Inc.	91,249	14,348,905
	Albany International Corp., Class A	210,236	18,761,461
*	Allegiant Travel Co.	3,309	780,031
#	Allied Motion Technologies, Inc.	70,197	3,653,754
#*	Ameresco, Inc., Class A	178,251	9,409,870
#*	American Superconductor Corp.	28,127	463,252
*	American Woodmark Corp.	129,866	12,916,472
*	AMREP Corp.	66,750	714,225
	Apogee Enterprises, Inc.	215,036	7,554,215
	Applied Industrial Technologies, Inc.	23,529	2,250,784
	ARC Document Solutions, Inc.	101,429	221,115
	ArcBest Corp.	195,082	14,194,166
	Arcosa, Inc.	47,895	2,887,590
	Argan, Inc.	120,680	6,052,102
*	Armstrong Flooring, Inc.	31,531	163,646
*	Art’s-Way Manufacturing Co., Inc.	200	622
	Astec Industries, Inc.	173,758	13,033,588
*	Astronics Corp.	116,920	2,035,577
#*	Astronics Corp., Class B	36,903	639,344
*	Atkore, Inc.	327,040	25,600,691
#*	Atlas Air Worldwide Holdings, Inc.	129,496	8,794,073
*	Avis Budget Group, Inc.	88,353	7,917,312
#	AZZ, Inc.	196,170	10,326,389
	Barnes Group, Inc.	23,874	1,191,790
	Barrett Business Services, Inc.	27,355	2,005,942
*	Beacon Roofing Supply, Inc.	364,499	20,532,229
#	BGSF, Inc.	7,683	107,639
*	Blue Bird Corp.	72,641	1,956,949
*	BlueLinx Holdings, Inc.	3,215	162,261
	Boise Cascade Co.	282,825	18,870,084
	Brady Corp., Class A	92,892	5,069,116
*	BrightView Holdings, Inc.	43,663	782,878
#*	Broadwind, Inc.	190	982
*	Builders FirstSource, Inc.	148,515	7,228,225
	CAI International, Inc.	129,410	5,506,396
*	Casella Waste Systems, Inc., Class A	346,895	23,280,123
*	CBIZ, Inc.	407,688	13,694,240
*	CECO Environmental Corp.	238,058	1,737,823
#*	Chart Industries, Inc.	143,554	23,059,079
	Chicago Rivet & Machine Co.	17,700	458,430
#*	Cimpress P.L.C.	10,091	961,269
*	CIRCOR International, Inc.	79,960	2,748,225
	Columbus McKinnon Corp.	173,180	8,574,142
#	Comfort Systems USA, Inc.	272,598	22,451,171
*	Commercial Vehicle Group, Inc.	82,348	905,005
#	CompX International, Inc.	18,270	351,515

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Construction Partners, Inc., Class A	11,264	$357,407
#*	Cornerstone Building Brands, Inc.	125,218	1,760,565
	Costamare, Inc.	583,817	6,141,755
	Covanta Holding Corp.	293,026	4,407,111
*	Covenant Logistics Group, Inc.	120,691	2,596,063
#*	CPI Aerostructures, Inc.	11,078	47,746
	CRA International, Inc.	87,986	7,061,756
#	CSW Industrials, Inc.	45,553	6,168,332
	Cubic Corp.	101,416	7,589,973
#*	Daseke, Inc.	23,895	181,363
	Deluxe Corp.	34,761	1,530,179
	Douglas Dynamics, Inc.	212,594	9,509,330
*	Ducommun, Inc.	99,691	5,874,791
*	DXP Enterprises, Inc.	128,534	3,762,190
*	Dycom Industries, Inc.	50,645	4,751,007
#*	Eagle Bulk Shipping, Inc.	55,889	2,422,229
#	Eastern Co. (The)	56,600	1,600,082
*	Echo Global Logistics, Inc.	226,312	7,400,402
	Encore Wire Corp.	157,161	11,736,783
#*	Energy Recovery, Inc.	10,635	225,462
	Enerpac Tool Group Corp.	246,362	6,553,229
#	Eneti, Inc.	54,852	1,103,074
	Ennis, Inc.	220,827	4,577,744
	EnPro Industries, Inc.	122,944	10,530,154
	ESCO Technologies, Inc.	174,924	19,024,734
#	Espey Manufacturing & Electronics Corp.	35,187	533,083
*	EVI Industries, Inc.	33,694	900,978
*	Evoqua Water Technologies Corp.	75,124	2,147,044
#*	ExOne Co. (The)	2,393	55,637
	Federal Signal Corp.	439,096	18,191,747
*	Fluor Corp.	61,238	1,407,249
*	Forrester Research, Inc.	192,371	8,358,520
	Forward Air Corp.	201,154	17,759,887
*	Franklin Covey Co.	148,131	4,523,921
	Franklin Electric Co., Inc.	102,457	8,326,680
#*	FreightCar America, Inc.	4,658	36,938
*	Fuel Tech, Inc.	900	2,052
#	GATX Corp.	11,859	1,158,743
	Genco Shipping & Trading, Ltd.	133,425	2,046,740
#*	Gencor Industries, Inc.	44,504	533,603
*	Gibraltar Industries, Inc.	223,211	20,504,162
*	GMS, Inc.	169,266	7,398,617
	Gorman-Rupp Co. (The)	234,749	8,103,535
*	GP Strategies Corp.	153,085	2,411,089
	GrafTech International, Ltd.	120,576	1,533,727
#	Graham Corp.	65,920	903,763
#	Granite Construction, Inc.	242,007	9,220,467
*	Great Lakes Dredge & Dock Corp.	482,545	7,575,957
#	Greenbrier Cos., Inc. (The)	240,629	11,367,314
	Griffon Corp.	403,518	10,943,408
	H&E Equipment Services, Inc.	280,843	10,924,793
*	Harsco Corp.	308,054	5,523,408
#*	Hawaiian Holdings, Inc.	250,801	6,297,613
#*	HC2 Holdings, Inc.	64,165	269,493
#	Healthcare Services Group, Inc.	114,071	3,416,426
	Heartland Express, Inc.	433,737	8,063,171
	Heidrick & Struggles International, Inc.	149,469	6,322,539
	Helios Technologies, Inc.	244,713	17,687,856
*	Herc Holdings, Inc.	238,075	25,140,720

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Heritage-Crystal Clean, Inc.	72,416	$2,079,788
#	Herman Miller, Inc.	42,310	1,755,865
#*	Hill International, Inc.	76,546	205,909
	Hillenbrand, Inc.	31,969	1,569,358
	HNI Corp.	29,448	1,246,828
*	Houston Wire & Cable Co.	41,396	217,329
*	Hub Group, Inc., Class A	243,075	15,974,889
*	Hudson Global, Inc.	14,190	251,873
#	Hurco Cos., Inc.	57,082	1,960,767
*	Huron Consulting Group, Inc.	170,273	9,579,559
	Hyster-Yale Materials Handling, Inc.	103,439	8,363,043
	ICF International, Inc.	129,423	11,785,258
*	IES Holdings, Inc.	156,480	8,260,579
#	Innovative Solutions & Support, Inc.	137,614	847,702
	Insteel Industries, Inc.	156,860	5,981,072
	Interface, Inc.	479,869	6,161,518
#*	JanOne, Inc.	4,386	30,351
*	JELD-WEN Holding, Inc.	60,596	1,767,585
	Kadant, Inc.	88,459	15,748,356
	Kaman Corp.	202,622	10,809,884
#	KAR Auction Services, Inc.	30,831	462,157
*	Kelly Services, Inc., Class A	268,866	6,735,093
	Kennametal, Inc.	62,462	2,508,474
	Kforce, Inc.	182,478	10,226,067
	Kimball International, Inc., Class B	346,375	5,050,148
	Knoll, Inc.	396,855	9,484,834
	Korn Ferry	122,079	8,287,943
*	Kratos Defense & Security Solutions, Inc.	409,850	10,959,389
*	Lawson Products, Inc.	79,900	4,189,157
#*	LB Foster Co., Class A	106,188	1,713,874
#*	Lightbridge Corp.	1,700	8,653
*	Limbach Holdings, Inc.	97,188	1,071,012
	Lindsay Corp.	81,445	13,501,952
*	LS Starrett Co. (The), Class A	1,982	12,110
	LSI Industries, Inc.	258,567	2,125,421
*	Lydall, Inc.	184,878	6,812,754
	Macquarie Infrastructure Corp.	5,900	196,529
#*	Manitex International, Inc.	51,566	373,854
*	Manitowoc Co., Inc. (The)	267,535	6,121,201
	ManTech International Corp., Class A	49,804	4,250,771
	Marten Transport, Ltd.	621,259	10,387,450
*	Masonite International Corp.	32,051	4,047,721
#*	Mastech Digital, Inc.	59,786	944,021
*	Matrix Service Co.	209,628	2,769,186
#	Matson, Inc.	294,617	19,247,329
	Matthews International Corp., Class A	156,222	6,464,466
	Maxar Technologies, Inc.	61,432	2,384,176
	McGrath RentCorp.	184,266	15,106,127
*	Meritor, Inc.	526,714	14,237,079
*	Mesa Air Group, Inc.	52,177	587,513
	Miller Industries, Inc.	87,325	3,756,722
*	Mistras Group, Inc.	145,693	1,621,563
	Moog, Inc., Class A	25,171	2,178,550
#*	MRC Global, Inc.	405,514	3,819,942
	Mueller Industries, Inc.	85,428	3,833,154
	Mueller Water Products, Inc., Class A	826,175	11,863,873
*	MYR Group, Inc.	139,439	10,862,298
	National Presto Industries, Inc.	43,093	4,433,408
	NL Industries, Inc.	23,557	167,255

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	NN, Inc.	215,810	$1,575,413
#*	Northwest Pipe Co.	91,196	3,034,091
*	NOW, Inc.	636,388	6,249,330
*	NV5 Global, Inc.	57,964	5,224,295
#	Omega Flex, Inc.	92,139	14,650,101
#*	Orion Energy Systems, Inc.	5,500	33,110
*	Orion Group Holdings, Inc.	245,018	1,320,647
*	P&F Industries, Inc., Class A	8,593	53,277
*	PAM Transportation Services, Inc.	40,807	2,363,541
	Park Aerospace Corp.	101,585	1,370,382
	Park-Ohio Holdings Corp.	102,824	3,733,539
	Patriot Transportation Holding, Inc.	31,961	359,561
#*	Perma-Fix Environmental Services	1,994	14,915
*	Perma-Pipe International Holdings, Inc.	70,147	454,553
*	PGT Innovations, Inc.	440,554	11,599,787
#*	Pioneer Power Solutions, Inc.	2,861	11,530
#	Pitney Bowes, Inc.	522,145	3,900,423
#	Powell Industries, Inc.	111,211	3,919,076
	Preformed Line Products Co.	51,182	3,388,248
	Primoris Services Corp.	361,141	11,794,865
*	Quad/Graphics, Inc.	142,123	511,643
	Quanex Building Products Corp.	278,645	7,604,222
*	Radiant Logistics, Inc.	150,232	1,003,550
	Raven Industries, Inc.	262,856	10,677,211
#»	Recycling Asset Hldgs, Inc.	15,044	283
#*	Red Violet, Inc.	1,887	39,250
*	Resideo Technologies, Inc.	340,991	10,233,140
	Resources Connection, Inc.	227,515	3,210,237
	REV Group, Inc.	89,188	1,626,789
*	RR Donnelley & Sons Co.	19,508	84,470
	Rush Enterprises, Inc., Class A	305,939	15,101,149
	Rush Enterprises, Inc., Class B	136,970	5,997,916
*	Saia, Inc.	57,883	13,573,563
	Scope Industries	4,125	1,150,875
*	Servotronics, Inc.	24,804	201,408
	Shyft Group, Inc. (The)	272,634	9,656,696
*	SIFCO Industries, Inc.	45,608	641,248
#*	Sino Global Shipping America	5,000	23,700
	SkyWest, Inc.	31,571	1,567,816
*	SP Plus Corp.	178,296	6,120,902
#*	Spirit Airlines, Inc.	52,478	1,879,762
*	SPX Corp.	221,779	13,453,114
	SPX FLOW, Inc.	239,144	15,924,599
	Standex International Corp.	87,438	8,290,871
	Steelcase, Inc., Class A	139,121	1,919,870
*	Sterling Construction Co., Inc.	125,190	2,610,212
	Systemax, Inc.	297,670	12,716,462
#*	Team, Inc.	157,337	1,552,916
#	Tecnoglass, Inc.	167	1,997
	Tennant Co.	138,250	10,909,307
	Terex Corp.	107,244	5,039,396
#*	Textainer Group Holdings, Ltd.	221,872	5,684,361
*	Thermon Group Holdings, Inc.	195,797	3,739,723
#	Titan International, Inc.	374,549	4,041,384
*	Titan Machinery, Inc.	65,527	1,710,910
#*	TPI Composites, Inc.	144,535	7,682,035
#*	Transcat, Inc.	43,942	2,197,100
*	TriMas Corp.	331,348	10,550,120
	Trinity Industries, Inc.	3,045	84,164

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	TrueBlue, Inc.	327,453	$9,266,920
*	Tutor Perini Corp.	461,864	7,436,010
*	Twin Disc, Inc.	88,449	933,137
#*	U.S. Xpress Enterprises, Inc., Class A	35,408	362,578
#*	Ultralife Corp.	105,175	830,883
	Universal Logistics Holdings, Inc.	90,552	2,264,706
#»	US Airways Group, Inc.	5,375	0
#*	US Ecology, Inc.	246,156	10,451,784
#*	USA Truck, Inc.	64,005	983,757
*	Vectrus, Inc.	76,573	4,008,597
*	Veritiv Corp.	173,696	7,274,388
	Viad Corp.	179,807	7,490,760
*	Vidler Water Resouces, Inc.	92,707	838,998
#*	Virco Mfg. Corp.	133,476	425,788
	VSE Corp.	69,676	3,006,519
#	Wabash National Corp.	482,843	8,502,865
*	Welbilt, Inc.	121,904	2,723,335
	Werner Enterprises, Inc.	61,910	2,862,099
*	WESCO International, Inc.	45,881	4,208,205
*	Wilhelmina International, Inc.	803	4,288
#*	Willdan Group, Inc.	29,071	1,109,640
#*	Willis Lease Finance Corp.	74,926	3,208,331
*	Yellow Corp.	4,000	36,680

TOTAL INDUSTRIALS			1,426,137,494

INFORMATION TECHNOLOGY — (10.6%)
#*	2U, Inc.	45,738	1,795,216
*	3D Systems Corp.	257,023	5,536,275
*	A10 Networks Inc.	132,556	1,150,586
#*	ACM Research, Inc., Class A	43,444	3,429,904
*»	Actua Corp.	21,078	2,108
#*	ADDvantage Technologies Group, Inc.	79,262	160,109
	ADTRAN, Inc.	247,135	4,223,537
#*	Agilysys, Inc.	203,587	10,262,821
#*	Airgain, Inc.	25,674	606,677
#*	Alithya Group, Inc., Class A	105,048	235,308
*	Alpha & Omega Semiconductor, Ltd.	205,626	6,394,969
*	Ambarella, Inc.	165,238	16,109,053
	American Software, Inc., Class A	226,660	4,689,595
*	Amtech Systems, Inc.	21,125	222,658
#*	Applied Optoelectronics, Inc.	20,295	150,386
*	Arlo Technologies, Inc.	397,631	2,437,478
	AstroNova, Inc.	59,790	876,521
#*	Asure Software, Inc.	8,305	66,523
*	Avaya Holdings Corp.	581,735	16,736,516
#*	Aviat Networks, Inc.	25,022	810,963
*	Avid Technology, Inc.	263,944	6,002,087
*	Aware, Inc.	120,042	420,147
*	Axcelis Technologies, Inc.	247,421	10,275,394
*	AXT, Inc.	294,976	2,908,463
#	Badger Meter, Inc.	203,591	19,013,363
#	Bel Fuse, Inc., Class A	33,047	624,919
	Bel Fuse, Inc., Class B	93,130	1,856,081
	Belden, Inc.	114,842	4,970,362
	Benchmark Electronics, Inc.	296,235	8,892,975
	BK Technologies Corp.	40,346	185,995
*	Blackbaud, Inc.	12,683	902,015
*	Bm Technologies, Inc.	22,486	220,588
*	Bottomline Technologies De, Inc.	105,946	5,144,738

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Brightcove, Inc.	88,352	$1,282,871
*	BSQUARE Corp.	28,692	69,435
*	CalAmp Corp.	270,658	3,721,547
#*	Calix, Inc.	445,312	18,832,244
#*	Cambium Networks Corp.	49,585	2,975,100
*	Cardtronics P.L.C., Class A	162,882	6,326,337
#*	Casa Systems, Inc.	143,147	1,122,988
	Cass Information Systems, Inc.	106,969	4,908,807
#*	Cerence, Inc.	15,663	1,510,070
*	CEVA, Inc.	160,822	8,915,972
*	ChannelAdvisor Corp.	70,182	1,484,349
#*	Clearfield, Inc.	101,696	3,493,258
*	Coda Octopus Group, Inc.	6,169	49,352
*	Cohu, Inc.	252,820	10,115,328
*	CommScope Holding Co., Inc.	177,712	2,923,362
#	Communications Systems, Inc.	89,247	580,105
*	CommVault Systems, Inc.	92,323	6,417,372
*	Computer Task Group, Inc.	250,507	2,480,019
	Comtech Telecommunications Corp.	132,829	3,185,239
*	Conduent, Inc.	538,418	3,661,242
#	CSG Systems International, Inc.	239,667	11,022,285
*	CSP, Inc.	49,891	448,021
	CTS Corp.	254,031	8,261,088
*	CVD Equipment Corp.	29,398	137,877
#*	CyberOptics Corp.	61,255	2,020,802
	Daktronics, Inc.	181,723	1,121,231
*	Data I/O Corp.	59,681	321,681
*	Digi International, Inc.	229,360	4,098,663
#*	Digimarc Corp.	3,695	124,632
*	Diodes, Inc.	190,587	14,638,987
*	DSP Group, Inc.	120,711	1,676,676
*	DZS, Inc.	15,999	240,305
#	Ebix, Inc.	69,562	2,094,512
#*	EchoStar Corp., Class A	11,300	276,285
#*	eGain Corp.	99,991	982,912
#*	Electro-Sensors, Inc.	4,550	20,794
#*	eMagin Corp.	7,008	18,431
*	EMCORE Corp.	181,367	1,129,916
*	ePlus, Inc.	105,899	10,628,024
#*	Everspin Technologies, Inc.	1,637	8,594
	EVERTEC, Inc.	268,066	10,695,833
#*	Evo Payments, Inc., Class A	60,871	1,735,432
*	ExlService Holdings, Inc.	231,561	21,391,605
*	Fabrinet	253,135	21,673,419
*	FARO Technologies, Inc.	136,204	10,330,392
*	FormFactor, Inc.	477,470	18,692,950
*	Frequency Electronics, Inc.	63,023	676,867
#*	Genasys, Inc.	17,547	109,669
#*	GreenSky, Inc., Class A	56,316	342,964
#*	GSI Technology, Inc.	107,352	633,377
#*	GTT Communications, Inc.	35,055	56,439
	Hackett Group, Inc. (The)	330,425	5,494,968
#*	Harmonic, Inc.	861,681	6,738,345
#*	I3 Verticals, Inc., Class A	41,183	1,368,099
*	Ichor Holdings, Ltd.	107,023	5,968,673
#*	Identiv, Inc.	11,329	180,698
#*	IEC Electronics Corp.	38,896	474,142
#*	Image Sensing Systems, Inc.	2,530	16,496
#*	Immersion Corp.	154,269	1,322,085

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Impinj, Inc.	2,928	$138,963
#*	Infinera Corp.	889,500	8,201,190
#*	Information Services Group, Inc.	10,243	46,606
#*	Innodata, Inc.	47,016	294,790
#*	Insight Enterprises, Inc.	256,329	25,727,742
#*	Intelligent Systems Corp.	4,600	176,272
	InterDigital, Inc.	46,430	3,223,171
*	inTEST Corp.	80,117	971,819
#*	Intevac, Inc.	68,784	440,905
#*	Iteris, Inc.	102,673	693,043
*	Key Tronic Corp.	24,728	172,107
*	Kimball Electronics, Inc.	183,859	4,230,596
*	Knowles Corp.	664,206	13,881,905
	Kulicke & Soffa Industries, Inc.	431,017	24,503,316
#*	KVH Industries, Inc.	167,737	2,245,998
#*	Lantronix, Inc.	3,368	18,389
#*	LGL Group, Inc. (The)	51,187	575,854
#*	Limelight Networks, Inc.	506,976	1,586,835
#*	Luna Innovations, Inc.	114,769	1,301,480
*	Magnachip Semiconductor Corp.	86,929	2,174,094
#*	MaxLinear, Inc.	298,800	10,753,812
	Methode Electronics, Inc.	275,786	12,391,065
*	Mimecast, Ltd.	16,409	712,479
#*	Mitek Systems, Inc.	87,274	1,414,712
#*	Model N, Inc.	29,942	1,191,093
#*	MoneyGram International, Inc.	356,683	2,461,113
#*	Napco Security Technologies, Inc.	185,731	6,186,700
*	NeoPhotonics Corp.	256,731	2,403,002
*	NETGEAR, Inc.	228,568	8,505,015
*	Netscout Systems, Inc.	421,806	11,049,208
#*	NetSol Technologies, Inc.	47,743	207,682
	Network-1 Technologies, Inc.	46,583	151,861
*	nLight, Inc.	56,089	1,645,651
#	NVE Corp.	16,182	1,238,408
#*	One Stop Systems, Inc.	6,301	33,521
*	OneSpan, Inc.	201,144	5,392,671
*	Onto Innovation, Inc.	128,031	8,772,684
*	Optical Cable Corp.	37,938	124,057
*	OSI Systems, Inc.	130,061	12,559,991
#*	PAR Technology Corp.	66,278	5,444,075
#*	Paysign, Inc.	51,491	196,696
#	PC Connection, Inc.	145,708	6,607,858
#	PC-Tel, Inc.	158,226	1,056,950
*	PDF Solutions, Inc.	119,755	2,123,256
#*	Perficient, Inc.	249,085	16,342,467
*	PFSweb, Inc.	17,215	125,670
*	Photronics, Inc.	358,487	4,552,785
*	Pixelworks, Inc.	114,148	336,737
*	Plexus Corp.	218,222	20,172,442
#	Progress Software Corp.	329,705	14,394,920
#	QAD, Inc., Class A	90,441	6,393,274
#	QAD, Inc., Class B	28,424	1,319,442
*	Rambus, Inc.	814,837	15,465,606
#*	RealNetworks, Inc.	45,677	118,760
	RF Industries, Ltd.	63,848	411,820
*	Ribbon Communications, Inc.	465,021	3,138,892
#	Richardson Electronics, Ltd.	103,699	789,149
*	Rimini Street, Inc.	21,585	169,874
*	Rogers Corp.	76,669	15,014,857

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rubicon Technology, Inc.	2,007	$20,772
*	Sanmina Corp.	222,968	9,106,013
#	Sapiens International Corp. NV	74,343	2,405,739
*	ScanSource, Inc.	228,871	6,918,770
*	SecureWorks Corp., Class A	5,498	71,529
#*	SharpSpring, Inc.	11,131	183,662
#*	ShotSpotter, Inc.	13,437	469,489
*	Sigmatron International, Inc.	9,685	49,490
#*	SMART Global Holdings, Inc.	151,202	6,977,972
*	Smith Micro Software, Inc.	23,846	134,015
#*	Socket Mobile, Inc.	11,785	76,131
*	StarTek, Inc.	41,415	336,704
*	Stratasys, Ltd.	344,862	7,728,357
*	Super Micro Computer, Inc.	105,498	3,905,536
#*	Support.com, Inc.	38,495	146,281
*	Sykes Enterprises, Inc.	303,260	13,291,886
#*	Synchronoss Technologies, Inc.	216,149	721,938
*	TESSCO Technologies, Inc.	59,979	433,648
#*	TransAct Technologies, Inc.	75,004	953,301
#*	Trio-Tech International	6,465	30,838
#*	TSR, Inc.	52,346	469,544
#	TTEC Holdings, Inc.	176,804	17,986,271
#*	TTM Technologies, Inc.	772,122	11,581,830
*	Ultra Clean Holdings, Inc.	241,327	12,324,570
*	Unisys Corp.	255,320	6,127,680
#*	Universal Security Instruments, Inc.	9,142	54,303
*	Upland Software, Inc.	127,420	6,314,935
#*	Usio, Inc.	15,780	93,891
#*	Veeco Instruments, Inc.	234,666	5,399,665
#*	Verint Systems, Inc.	43,262	2,101,235
*	Veritone, Inc.	15,188	366,335
#*	Verra Mobility Corp.	157,674	2,119,139
	Vishay Intertechnology, Inc.	137,770	3,385,009
*	Vishay Precision Group, Inc.	113,887	3,630,718
	Wayside Technology Group, Inc.	32,917	806,466
#*	Wireless Telecom Group, Inc.	21,989	40,900
	Xperi Holding Corp.	247,901	5,094,366
#*	Zix Corp.	262,005	2,065,909

TOTAL INFORMATION TECHNOLOGY			814,443,663

MATERIALS — (5.4%)
#*	Advanced Emissions Solutions, Inc.	4,698	22,081
*	AdvanSix, Inc.	127,695	3,713,371
#*	AgroFresh Solutions, Inc.	165,767	351,426
*	Allegheny Technologies, Inc.	292,315	6,799,247
*	American Biltrite, Inc.	391	92,962
	American Vanguard Corp.	191,294	3,783,795
*	Ampco-Pittsburgh Corp.	5,243	39,690
*	Arconic Corp.	14,987	428,628
	Cabot Corp.	94,331	5,176,885
#	Caledonia Mining Corp., P.L.C.	2,402	33,412
#	Carpenter Technology Corp.	201,814	7,642,696
*	Century Aluminum Co.	836,409	13,098,165
	Chase Corp.	73,821	8,743,359
#*	Clearwater Paper Corp.	108,189	3,620,004
#*	Coeur Mining, Inc.	1,589,252	12,841,156
#	Commercial Metals Co.	404,830	11,829,133
#	Compass Minerals International, Inc.	102,020	6,929,198
*	Comstock Mining, Inc.	9,232	36,282

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	66,816	$735,644
#	Domtar Corp.	194,046	7,649,293
*	Ferro Corp.	628,833	10,476,358
*	Ferroglobe P.L.C.	1,896	7,774
»	Ferroglobe Representation & Warranty Insurance Trust	447,468	0
#*	Flotek Industries, Inc.	147,145	223,660
*	Forterra, Inc.	135,887	3,187,909
	Fortitude Gold Corp.	56,138	283,497
	Friedman Industries, Inc.	73,974	603,628
	FutureFuel Corp.	270,594	3,436,544
*	GCP Applied Technologies, Inc.	243,303	6,250,454
	Glatfelter Corp.	382,153	5,625,292
#	Gold Resource Corp.	196,485	528,545
	Greif, Inc., Class A	96,867	5,861,422
	Greif, Inc., Class B	13,235	791,585
	Hawkins, Inc.	201,464	6,718,824
	Haynes International, Inc.	59,599	1,742,675
#	HB Fuller Co.	69,010	4,611,248
#	Hecla Mining Co.	1,102,540	6,516,011
*	Ingevity Corp.	46,366	3,620,257
	Innospec, Inc.	180,162	17,549,580
*	Intrepid Potash, Inc.	67,671	2,176,299
	Kaiser Aluminum Corp.	167,047	20,124,152
*	Koppers Holdings, Inc.	123,165	4,094,005
*	Kraton Corp.	256,804	9,183,311
	Kronos Worldwide, Inc.	129,976	2,209,592
#*	Livent Corp.	335,362	6,043,223
#*	LSB Industries, Inc.	11,750	70,383
	Materion Corp.	151,333	10,715,890
	Mercer International, Inc.	471,967	7,782,736
	Minerals Technologies, Inc.	177,293	13,853,675
	Myers Industries, Inc.	319,654	7,211,394
	Neenah, Inc.	141,666	7,532,381
#	Nexa Resources SA	102,315	1,057,937
#	Northern Technologies International Corp.	76,828	1,194,675
*	O-I Glass, Inc.	349,547	5,764,030
	Olin Corp.	121,939	5,247,035
	Olympic Steel, Inc.	91,634	2,661,968
#	PQ Group Holdings, Inc.	121,286	1,698,004
#*	Ramaco Resources, Inc.	4,591	18,594
#*	Ranpak Holdings Corp.	40,281	774,604
*	Rayonier Advanced Materials, Inc.	153,705	1,397,178
*	Resolute Forest Products, Inc.	323,431	4,372,787
*	Ryerson Holding Corp.	152,651	2,424,098
	Schnitzer Steel Industries, Inc., Class A	235,509	11,118,380
	Schweitzer-Mauduit International, Inc.	209,412	9,563,846
#	Sensient Technologies Corp.	75,132	6,178,856
	Stepan Co.	166,116	21,704,717
*	Summit Materials, Inc., Class A	423,755	12,199,907
	SunCoke Energy, Inc.	405,796	2,739,123
#*	Synalloy Corp.	60,346	549,752
#*	TimkenSteel Corp.	342,359	4,115,155
#*	Trecora Resources	129,303	981,410
#	Tredegar Corp.	310,996	4,546,762
	Trinseo SA	124,146	7,685,879
	Tronox Holdings P.L.C., Class A	345,587	7,326,444
*	UFP Technologies, Inc.	28,455	1,424,457
	United States Lime & Minerals, Inc.	58,620	8,100,112
*	Universal Stainless & Alloy Products, Inc.	52,846	483,012

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#*	US Concrete, Inc.	106,712	$6,766,608
*	Venator Materials P.L.C.	147,203	681,550
	Verso Corp., Class A	241,718	3,732,126
	Warrior Met Coal, Inc.	251,346	3,983,834
#	Worthington Industries, Inc.	111,624	7,284,582

TOTAL MATERIALS			410,376,153

REAL ESTATE — (1.0%)
#*	Altisource Portfolio Solutions SA	8,744	55,087
#*	BBX Capital, Inc.	38,834	244,654
*	CKX Lands, Inc.	15,043	181,719
#	CTO Realty Growth, Inc.	19,470	1,031,910
*	Five Point Holdings LLC, Class A	16,420	117,896
*	Forestar Group, Inc.	85,177	2,158,385
*	FRP Holdings, Inc.	89,566	4,546,370
#	Indus Realty Trust, Inc.	49,893	3,118,313
#*	InterGroup Corp. (The)	4,535	163,260
#*	JW Mays, Inc.	2,700	72,900
	Kennedy-Wilson Holdings, Inc.	179,743	3,693,719
*	Marcus & Millichap, Inc.	284,742	10,057,087
#*	Maui Land & Pineapple Co., Inc.	35,629	401,895
	Newmark Group, Inc., Class A	218,664	2,350,638
#*	Rafael Holdings, Inc., Class B	136,561	5,645,432
	RE/MAX Holdings, Inc., Class A	126,309	4,639,330
#*	Realogy Holdings Corp.	373,098	6,447,133
	RMR Group, Inc. (The), Class A	76,551	3,029,889
#	St Joe Co. (The)	439,233	20,112,479
#*	Stratus Properties, Inc.	70,654	2,483,488
*	Tejon Ranch Co.	140,492	2,222,583
#*	Trinity Place Holdings, Inc.	45,425	88,125

TOTAL REAL ESTATE			72,862,292

UTILITIES — (1.6%)
	American States Water Co.	27,189	2,153,097
#	Artesian Resources Corp., Class A	45,930	1,857,868
#*	Atlantic Power Corp.	234,481	710,477
	Avista Corp.	88,551	4,075,117
	California Water Service Group	337,112	19,805,330
	Chesapeake Utilities Corp.	126,428	14,984,247
#	Consolidated Water Co., Ltd.	77,093	907,385
#	Genie Energy, Ltd., Class B	210,573	1,179,209
	Global Water Resources, Inc.	665	11,338
	MGE Energy, Inc.	111,952	8,375,129
#	Middlesex Water Co.	130,825	10,730,266
	Northwest Natural Holding Co.	202,381	10,912,384
	NorthWestern Corp.	24,312	1,653,945
	Otter Tail Corp.	297,207	14,037,087
*	Pure Cycle Corp.	2,111	32,235
#	RGC Resources, Inc.	16,660	361,355
	SJW Group	181,454	11,894,310
#	South Jersey Industries, Inc.	107,688	2,665,278
#	Spark Energy, Inc., Class A	29,460	311,687
	Unitil Corp.	115,409	6,651,021

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
# York Water Co. (The)	87,307	$4,508,533

TOTAL UTILITIES		117,817,298

TOTAL COMMON STOCKS		7,169,975,905

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	18,902	505,629

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note	55,710	1,768,235

TOTAL PREFERRED STOCKS		2,273,864

RIGHTS/WARRANTS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
#*» Social Reality, Inc. Rights Exp 12/31/19, Class A	16,919	508

TOTAL INVESTMENT SECURITIES (Cost $3,867,051,111)		7,172,250,277

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 0.026%	61,948,418	61,948,418

SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	36,415,731	421,330,006

TOTAL INVESTMENTS — (100.0%) (Cost $4,350,300,991)		$7,655,528,701

As of April 30, 2021, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	312	06/18/21	$61,829,186	$65,120,640	$3,291,454

Total Futures Contracts			$61,829,186	$65,120,640	$3,291,454

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$220,190,977	—	—	$220,190,977
Consumer Discretionary	1,057,942,119	$25,444	—	1,057,967,563
Consumer Staples	281,730,860	—	—	281,730,860
Energy	338,726,321	—	—	338,726,321
Financials	1,585,898,281	22,190	—	1,585,920,471
Health Care	840,960,269	2,842,544	—	843,802,813
Industrials	1,426,137,211	283	—	1,426,137,494
Information Technology	814,441,555	2,108	—	814,443,663
Materials	410,376,153	—	—	410,376,153

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$72,862,292	—	—	$72,862,292
Utilities	117,817,298	—	—	117,817,298
Preferred Stocks
Communication Services	505,629	—	—	505,629
Industrials	1,768,235	—	—	1,768,235
Rights/Warrants
Consumer Discretionary	—	$508	—	508
Temporary Cash Investments	61,948,418	—	—	61,948,418
Securities Lending Collateral	—	421,330,006	—	421,330,006
Futures Contracts**	3,291,454	—	—	3,291,454

TOTAL	$7,234,597,072	$424,223,083	—	$7,658,820,155

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.7%)
REAL ESTATE — (97.7%)
	Acadia Realty Trust	687,100	$14,353,519
	Agree Realty Corp.	505,438	35,562,618
	Alexander’s, Inc.	18,328	5,081,255
	Alexandria Real Estate Equities, Inc.	1,087,039	196,862,763
	American Assets Trust, Inc.	410,339	14,382,382
	American Campus Communities, Inc.	1,094,362	49,476,106
#	American Finance Trust, Inc.	735,113	7,358,481
	American Homes 4 Rent, Class A	2,258,568	83,657,359
	American Tower Corp.	3,508,143	893,769,592
	Apartment Income REIT Corp.	1,179,844	53,269,957
#	Apartment Investment and Management Co., Class A	1,225,247	8,503,214
	Apple Hospitality REIT, Inc.	1,688,255	26,775,724
	AvalonBay Communities, Inc.	1,106,673	212,481,216
#	Bluerock Residential Growth REIT, Inc.	185,356	1,757,175
	Boston Properties, Inc.	1,177,628	128,773,622
#*	Braemar Hotels & Resorts, Inc.	267,216	1,750,265
#	Brandywine Realty Trust	1,358,534	18,380,965
	Brixmor Property Group, Inc.	2,357,024	52,655,916
	Brookfield Property REIT, Inc., Class A	243,994	4,388,232
#	BRT Apartments Corp.	52,130	981,608
	Camden Property Trust	788,782	95,032,455
	CareTrust REIT, Inc.	763,955	18,472,432
	Cedar Realty Trust, Inc.	54,340	861,289
	Centerspace	104,539	7,358,500
*	Chatham Lodging Trust	378,820	5,254,233
#	CIM Commercial Trust Corp.	21,332	238,918
#	City Office REIT, Inc.	349,432	3,819,292
#	Clipper Realty, Inc.	86,045	708,150
	Columbia Property Trust, Inc.	914,554	16,471,118
	Community Healthcare Trust, Inc.	179,753	9,153,023
	CorePoint Lodging, Inc.	333,446	3,331,126
	CoreSite Realty Corp.	341,254	41,458,948
	Corporate Office Properties Trust	893,133	25,043,449
	Cousins Properties, Inc.	1,196,432	43,873,161
	Crown Castle International Corp.	3,403,445	643,455,312
#	CTO Realty Growth, Inc.	40,881	2,166,693
	CubeSmart	1,580,191	66,905,287
#	CyrusOne, Inc.	956,696	69,676,170
#*	DiamondRock Hospitality Co.	1,630,367	16,988,424
	Digital Realty Trust, Inc.	2,222,559	342,963,079
	Diversified Healthcare Trust	1,908,990	8,428,191
	Douglas Emmett, Inc.	1,392,551	46,706,161
	Duke Realty Corp.	2,962,926	137,835,318
	Easterly Government Properties, Inc.	656,687	14,072,802
	EastGroup Properties, Inc.	315,750	50,096,895
#	Empire State Realty Trust, Inc., Class A	1,154,588	13,150,757
	EPR Properties	592,691	28,277,288
	Equinix, Inc.	663,227	478,027,493
	Equity Commonwealth	395,245	11,383,056
	Equity LifeStyle Properties, Inc.	1,374,475	95,388,565
	Equity Residential	2,959,506	219,684,130
#»	ESC WAR IND	433,542	116,016
#	Essential Properties Realty Trust, Inc.	909,654	23,823,838
	Essex Property Trust, Inc.	515,802	149,850,797

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Extra Space Storage, Inc.	1,057,745	$157,276,104
#	Federal Realty Investment Trust	582,241	65,700,074
	First Industrial Realty Trust, Inc.	1,025,001	51,014,300
	Four Corners Property Trust, Inc.	595,594	17,194,799
#	Franklin Street Properties Corp.	867,356	4,579,640
	Gaming and Leisure Properties, Inc.	1,755,001	81,589,996
	Getty Realty Corp.	295,096	9,319,132
	Gladstone Commercial Corp.	279,182	5,873,989
	Global Medical REIT, Inc.	421,692	6,055,497
	Global Net Lease, Inc.	724,216	13,904,947
#	Global Self Storage, Inc.	43,975	218,556
	Healthcare Realty Trust, Inc.	1,110,455	35,712,233
#	Healthcare Trust of America, Inc., Class A	1,736,379	50,997,451
	Healthpeak Properties, Inc.	4,271,762	146,692,307
#*	Hersha Hospitality Trust.	280,812	3,246,187
	Highwoods Properties, Inc.	825,886	36,991,434
#	Host Hotels & Resorts, Inc.	5,591,576	101,543,020
	Hudson Pacific Properties, Inc.	1,196,716	33,639,687
#	Independence Realty Trust, Inc.	777,698	13,096,434
	Industrial Logistics Properties Trust	522,599	12,960,455
	Invitation Homes, Inc.	4,499,886	157,766,003
#	Iron Mountain, Inc.	2,288,691	91,822,283
	JBG SMITH Properties	940,665	30,675,086
	Kilroy Realty Corp.	830,814	56,943,992
	Kimco Realty Corp.	3,440,606	72,252,726
	Kite Realty Group Trust	671,095	13,965,487
	Lamar Advertising Co., Class A	687,062	68,046,620
	Lexington Realty Trust	2,200,236	26,930,889
	Life Storage, Inc.	602,356	57,862,317
#	LTC Properties, Inc.	312,427	13,287,520
#	Macerich Co. (The)	1,094,110	15,087,777
#	Mack-Cali Realty Corp.	725,324	11,866,301
	Medical Properties Trust, Inc.	4,590,411	101,218,563
	MGM Growth Properties LLC, Class A	1,200,514	43,242,514
	Mid-America Apartment Communities, Inc.	906,935	142,688,084
	Monmouth Real Estate Investment Corp.	743,602	13,741,765
#	National Health Investors, Inc.	360,983	26,499,762
	National Retail Properties, Inc.	1,391,857	64,610,002
	National Storage Affiliates Trust	586,070	26,631,021
#	New Senior Investment Group, Inc.	669,820	4,434,208
#	NexPoint Residential Trust, Inc.	159,941	8,022,641
	Office Properties Income Trust	386,392	10,722,378
	Omega Healthcare Investors, Inc.	1,840,209	69,927,942
	One Liberty Properties, Inc.	133,180	3,312,187
	Outfront Media, Inc.	1,156,318	28,179,470
	Paramount Group, Inc.	1,394,645	14,797,183
#	Park Hotels & Resorts, Inc.	1,873,640	41,800,908
	Pebblebrook Hotel Trust	1,042,920	24,904,930
	Physicians Realty Trust	1,673,506	31,344,767
	Piedmont Office Realty Trust, Inc., Class A	987,455	18,386,412
#	Plymouth Industrial REIT, Inc.	161,714	3,014,349
	Preferred Apartment Communities, Inc., Class A	318,753	3,251,281
	Prologis, Inc.	5,816,157	677,756,775
	PS Business Parks, Inc.	164,138	26,651,087
	Public Storage	1,247,754	350,818,515
#	QTS Realty Trust, Inc., Class A	516,396	34,335,170
	Realty Income Corp.	2,960,824	204,740,980
#	Regency Centers Corp.	1,346,270	85,703,548
	Retail Opportunity Investments Corp.	940,853	16,559,013

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#	Retail Properties of America, Inc., Class A	1,708,649	$20,042,453
	Retail Value, Inc.	139,433	2,597,637
	Rexford Industrial Realty, Inc.	1,044,106	58,000,088
	RLJ Lodging Trust	1,313,878	21,205,991
	RPT Realty	650,782	8,271,439
	Ryman Hospitality Properties, Inc.	414,072	32,566,763
	Sabra Health Care REIT, Inc.	1,665,978	30,270,820
	Saul Centers, Inc.	114,554	4,946,442
	SBA Communications Corp.	867,003	259,858,139
#*	Seritage Growth Properties	299,307	5,148,080
	Service Properties Trust	1,312,249	16,160,346
	Simon Property Group, Inc.	2,594,300	315,830,082
	SITE Centers Corp.	1,303,899	19,232,510
#	SL Green Realty Corp.	549,784	40,689,514
#	Sotherly Hotels, Inc.	103,271	321,173
	Spirit Realty Capital, Inc.	911,257	43,321,158
	STAG Industrial, Inc.	1,252,038	45,711,907
#	STORE Capital Corp.	2,024,365	72,452,023
#*	Summit Hotel Properties, Inc.	841,603	8,559,102
	Sun Communities, Inc.	893,082	148,992,870
	Sunstone Hotel Investors, Inc.	1,720,749	22,645,057
#	Tanger Factory Outlet Centers, Inc.	744,958	12,999,517
	Terreno Realty Corp.	546,497	35,259,986
	UDR, Inc.	2,400,461	111,501,413
#	UMH Properties, Inc.	306,716	6,603,595
#	Uniti Group, Inc.	1,805,042	20,577,479
	Universal Health Realty Income Trust	104,643	7,005,849
	Urban Edge Properties	931,649	17,561,584
#	Urstadt Biddle Properties, Inc.	49,143	711,099
	Urstadt Biddle Properties, Inc., Class A	242,061	4,398,248
	Ventas, Inc.	2,973,130	164,889,790
	VEREIT, Inc.	1,808,651	86,525,864
#	VICI Properties, Inc.	62,731	1,988,573
#	Vornado Realty Trust	1,290,111	59,022,578
#	Washington Prime Group, Inc.	48,311	118,845
#	Washington Real Estate Investment Trust	668,139	15,514,188
	Weingarten Realty Investors	964,511	31,192,286
	Welltower, Inc.	3,309,774	248,332,343
*	Wheeler Real Estate Investment Trust, Inc.	1,281	5,406
	Whitestone REIT	313,590	3,063,774
	WP Carey, Inc.	1,396,048	104,550,035
	Xenia Hotels & Resorts, Inc.	905,899	17,601,618

TOTAL REAL ESTATE			10,167,950,697

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	81,585,965	81,585,965

SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	13,537,760	156,631,878

TOTAL INVESTMENTS — (100.0%) (Cost $6,186,184,703)			$10,406,168,540

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

As of April 30, 2021, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	357	06/18/21	$70,064,080	$74,513,040	$4,448,960

Total Futures Contracts			$70,064,080	$74,513,040	$4,448,960

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$10,167,834,681	$116,016	—	$10,167,950,697
Temporary Cash Investments	81,585,965	—	—	81,585,965
Securities Lending Collateral	—	156,631,878	—	156,631,878
Futures Contracts**	4,448,960	—	—	4,448,960

TOTAL	$10,253,869,606	$156,747,894	—	$10,410,617,500

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.0%)
AUSTRALIA — (5.8%)
*	Afterpay, Ltd.	20,372	$1,834,813
	AGL Energy, Ltd.	157,174	1,082,979
	ALS, Ltd.	242,483	1,963,564
	Alumina, Ltd.	725,870	961,833
	AMP, Ltd.	1,051,035	902,574
	Ampol, Ltd.	91,649	1,806,572
	Ansell, Ltd.	62,963	2,048,205
	APA Group	287,796	2,223,610
	Aristocrat Leisure, Ltd.	172,834	4,929,623
	ASX, Ltd.	49,418	2,776,740
	Atlas Arteria, Ltd.	352,211	1,632,428
	Aurizon Holdings, Ltd.	1,216,488	3,499,798
	AusNet Services	591,129	865,251
	Australia & New Zealand Banking Group, Ltd.	691,667	15,261,132
	Bank of Queensland, Ltd.	257,562	1,785,072
	Bendigo & Adelaide Bank, Ltd.	218,989	1,737,555
	BHP Group, Ltd.	842,811	30,674,850
#	BHP Group, Ltd., Sponsored ADR	84,786	6,169,029
	BlueScope Steel, Ltd.	226,303	3,741,163
*	Boral, Ltd.	492,413	2,345,364
	Brambles, Ltd.	509,466	4,081,292
	Carsales.com, Ltd.	129,544	1,979,000
#*	CIMIC Group, Ltd.	31,744	472,593
	Cleanaway Waste Management, Ltd.	683,509	1,498,471
	Cochlear, Ltd.	14,527	2,486,728
	Coles Group, Ltd.	337,836	4,242,433
	Commonwealth Bank of Australia	343,963	23,546,529
	Computershare, Ltd.	272,850	2,966,610
*	Crown Resorts, Ltd.	159,728	1,499,953
	CSL, Ltd.	137,898	28,806,122
	Deterra Royalties, Ltd.	193,070	647,290
	Domino’s Pizza Enterprises, Ltd.	19,831	1,628,563
	Evolution Mining, Ltd.	768,441	2,720,897
	Fortescue Metals Group, Ltd.	650,204	11,249,382
#	Harvey Norman Holdings, Ltd.	399,284	1,619,766
	IDP Education, Ltd.	86,024	1,502,574
*	Incitec Pivot, Ltd.	910,233	1,847,691
	Insurance Australia Group, Ltd.	722,472	2,722,131
	James Hardie Industries P.L.C.	134,782	4,441,655
	JB Hi-Fi, Ltd.	74,704	2,657,593
	Lendlease Corp., Ltd.	227,259	2,220,710
*	Lynas Rare Earths, Ltd.	193,960	816,783
	Macquarie Group, Ltd.	88,200	10,871,802
	Magellan Financial Group, Ltd.	47,244	1,760,067
	Medibank Pvt, Ltd.	1,322,753	3,138,460
	Mineral Resources, Ltd.	101,894	3,721,214
	National Australia Bank, Ltd.	811,247	16,601,500
	Newcrest Mining, Ltd.	302,241	6,177,214
*	NEXTDC, Ltd.	98,492	875,925
	Northern Star Resources, Ltd.	473,628	3,805,333
	Oil Search, Ltd.	882,553	2,549,166
	Orica, Ltd.	187,512	1,952,218
	Origin Energy, Ltd.	822,298	2,629,364
	OZ Minerals, Ltd.	163,331	2,979,832
*	Qantas Airways, Ltd.	84,341	319,912

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	QBE Insurance Group, Ltd.	544,830	$4,121,405
	Qube Holdings, Ltd.	789,436	1,827,956
	Ramsay Health Care, Ltd.	53,426	2,769,565
#	REA Group, Ltd.	13,480	1,640,041
	Reece, Ltd.	78,480	1,227,852
	Rio Tinto, Ltd.	123,447	11,473,768
	Santos, Ltd.	1,063,940	5,647,831
*	SEEK, Ltd.	67,391	1,606,072
#	Seven Group Holdings, Ltd.	78,137	1,291,471
	Sonic Healthcare, Ltd.	152,073	4,203,289
	South32, Ltd., ADR	6,560	72,160
	South32, Ltd.	1,706,542	3,757,032
	Suncorp Group, Ltd.	459,145	3,713,364
*	Sydney Airport	239,771	1,140,259
	Tabcorp Holdings, Ltd.	783,881	2,988,819
	Telstra Corp., Ltd.	1,393,377	3,640,022
	TPG Telecom, Ltd.	208,864	886,743
	Transurban Group	508,563	5,545,507
	Treasury Wine Estates, Ltd.	276,851	2,139,514
	Wesfarmers, Ltd.	328,349	13,687,550
	Westpac Banking Corp.	717,446	13,825,666
	WiseTech Global, Ltd.	10,258	246,897
	Woodside Petroleum, Ltd.	168,634	2,941,090
	Woolworths Group, Ltd.	387,995	11,767,517
	Worley, Ltd.	173,749	1,441,748
*	Xero, Ltd.	20,345	2,216,297

TOTAL AUSTRALIA			357,098,363

AUSTRIA — (0.1%)
*	Erste Group Bank AG	128,613	4,571,195
	OMV AG	73,183	3,597,564
#	Verbund AG	14,535	1,193,659

TOTAL AUSTRIA			9,362,418

BELGIUM — (0.9%)
	Ageas SA	95,543	5,778,401
	Anheuser-Busch InBev SA	265,831	18,829,463
*	Argenx SE	4,901	1,408,336
#	Elia Group SA	11,284	1,221,480
	Etablissements Franz Colruyt NV	38,336	2,272,542
*	KBC Group NV	85,219	6,612,017
#	Proximus SADP	97,726	2,082,048
	Solvay SA	66,015	8,394,634
	UCB SA	23,916	2,214,574
	Umicore SA	88,726	5,391,221

TOTAL BELGIUM			54,204,716

CANADA — (8.6%)
	Agnico Eagle Mines, Ltd.	76,104	4,751,934
*	Air Canada	32,400	652,929
#	Algonquin Power & Utilities Corp.	108,264	1,746,634
	Algonquin Power & Utilities Corp.	85,451	1,379,179
	Alimentation Couche-Tard, Inc., Class B	315,416	10,687,936
#*	Ballard Power Systems, Inc.	44,491	973,018
	Bank of Montreal 063671101	147,178	13,884,773
#	Bank of Montreal 063671952	27,175	2,564,839
	Bank of Nova Scotia (The) 064149107	160,343	10,212,246
	Bank of Nova Scotia (The) 064149958	177,168	11,281,731

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp.	276,845	$5,882,956
	Barrick Gold Corp.	141,263	3,013,277
*	Bausch Health Cos., Inc.	120,526	3,877,321
*	Bausch Health Cos., Inc.	15,540	500,279
	BCE, Inc.	19,715	931,889
	BCE, Inc.	36,440	1,721,790
	Brookfield Asset Management, Inc., Class A	98,109	4,472,257
	Brookfield Asset Management, Inc., Class A	76,401	3,482,358
	BRP, Inc.	3,300	303,166
	CAE, Inc.	9,828	307,837
	CAE, Inc.	78,518	2,459,184
	Cameco Corp. 13321L108	12,200	205,082
#	Canadian Imperial Bank of Commerce 136069101	53,368	5,548,137
#	Canadian Imperial Bank of Commerce 136069952	92,098	9,574,326
	Canadian National Railway Co.	149,760	16,123,126
	Canadian National Railway Co.	76,670	8,253,525
	Canadian Natural Resources, Ltd.	25,336	769,057
#	Canadian Natural Resources, Ltd.	328,235	9,971,779
#	Canadian Pacific Railway, Ltd.	31,366	11,705,567
#	Canadian Pacific Railway, Ltd.	12,744	4,755,169
#	Canadian Tire Corp., Ltd., Class A	28,898	4,606,188
	Canadian Utilities, Ltd., Class A	36,172	1,033,822
#*	Canopy Growth Corp.	34,800	938,551
#*	Canopy Growth Corp.	13,441	362,235
#	CCL Industries, Inc., Class B	76,417	4,337,643
	Cenovus Energy, Inc.	114,003	887,612
	Cenovus Energy, Inc.	54,800	425,796
#*	CGI, Inc.	56,942	5,037,089
*	CGI, Inc.	34,697	3,069,844
	Constellation Software, Inc.	6,443	9,455,901
*	Descartes Systems Group, Inc. (The)	15,836	1,013,045
	Dollarama, Inc.	78,900	3,676,843
#	Emera, Inc.	69,812	3,173,247
#	Empire Co., Ltd., Class A	105,482	3,317,686
#	Enbridge, Inc.	34,287	1,322,518
	Enbridge, Inc.	347,957	13,420,701
	Fairfax Financial Holdings, Ltd.	10,371	4,738,353
#	First Quantum Minerals, Ltd.	216,962	5,000,632
	FirstService Corp.	3,957	642,023
	FirstService Corp.	23,665	3,844,082
#	Fortis, Inc.	101,608	4,532,536
	Fortis, Inc.	2,900	129,340
#	Franco-Nevada Corp.	23,216	3,232,596
	George Weston, Ltd.	42,848	3,783,341
	Great-West Lifeco, Inc.	96,946	2,811,012
	Hydro One, Ltd.	67,923	1,628,516
	IGM Financial, Inc.	58,964	2,104,983
	Imperial Oil, Ltd.	23,070	666,302
#	Imperial Oil, Ltd.	67,601	1,957,049
	Intact Financial Corp.	42,108	5,597,043
#*	Ivanhoe Mines, Ltd., Class A	135,000	952,243
	Kinross Gold Corp.	1,053,311	7,412,554
	Kinross Gold Corp.	145,397	1,023,595
#	Kirkland Lake Gold, Ltd.	79,988	2,972,015
	Kirkland Lake Gold, Ltd.	8,504	315,158
*	Lightspeed POS, Inc.	8,068	563,227
	Loblaw Cos., Ltd.	71,364	3,962,583
	Lundin Mining Corp.	465,495	5,623,887
	Magna International, Inc.	142,654	13,469,391

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp.	239,534	$5,230,519
	Manulife Financial Corp.	193,210	4,221,639
	Metro, Inc.	111,373	5,103,153
	National Bank of Canada	172,267	12,523,922
#	Northland Power, Inc.	78,126	2,691,173
	Nutrien, Ltd.	116,123	6,408,807
	Onex Corp.	26,808	1,794,761
	Open Text Corp.	39,200	1,845,907
	Open Text Corp.	68,664	3,234,074
	Pan American Silver Corp.	88,247	2,805,754
	Pan American Silver Corp.	13,463	428,393
	Pembina Pipeline Corp.	235,298	7,261,296
	Quebecor, Inc., Class B	73,007	1,963,049
	Restaurant Brands International, Inc.	63,671	4,372,509
#	Restaurant Brands International, Inc.	28,059	1,925,128
	Ritchie Bros Auctioneers, Inc.	27,100	1,723,914
	Ritchie Bros Auctioneers, Inc.	33,634	2,139,122
	Rogers Communications, Inc., Class B	60,368	2,973,338
	Rogers Communications, Inc., Class B	63,944	3,147,963
#	Royal Bank of Canada 780087102	216,240	20,629,296
	Royal Bank of Canada 780087953	335,579	32,027,639
#	Saputo, Inc.	96,872	3,078,404
	Shaw Communications, Inc., Class B	91,735	2,656,930
	Shaw Communications, Inc., Class B	169,614	4,906,933
*	Shopify, Inc., Class A	926	1,093,059
*	Shopify, Inc., Class A	9,923	11,734,047
	Sun Life Financial, Inc.	92,187	4,973,290
	Sun Life Financial, Inc.	126,444	6,820,389
	Suncor Energy, Inc.	298,219	6,387,851
	TC Energy Corp.	28,748	1,422,256
	TC Energy Corp.	263,816	13,050,978
	Teck Resources, Ltd., Class B	788	16,675
	Teck Resources, Ltd., Class B	176,804	3,742,941
	TELUS Corp.	78,760	1,633,958
	TFI International, Inc.	17,313	1,516,992
	TFI International, Inc.	19,362	1,697,079
	Thomson Reuters Corp.	5,033	466,754
	Thomson Reuters Corp.	31,623	2,931,768
	TMX Group, Ltd.	11,481	1,265,184
*	Topicus.com, Inc.	11,983	896,895
#	Toromont Industries, Ltd.	58,598	4,672,012
#	Toronto-Dominion Bank (The)	199,832	13,737,790
	Toronto-Dominion Bank (The)	286,785	19,716,469
	Waste Connections, Inc.	31,582	3,761,710
	Waste Connections, Inc.	22,131	2,636,333
	Wheaton Precious Metals Corp.	69,871	2,887,070
	WSP Global, Inc.	54,332	5,641,617

TOTAL CANADA			532,831,223

DENMARK — (2.2%)
#	Ambu A.S., Class B	31,209	1,746,789
	AP Moller - Maersk A.S., Class A	572	1,344,014
	AP Moller - Maersk A.S., Class B	742	1,845,819
	Carlsberg A.S., Class B	44,141	7,744,098
*	Chr Hansen Holding A.S.	31,106	2,855,760
	Coloplast A.S., Class B	36,465	6,040,047
	Danske Bank A.S.	285,236	5,421,687
#*	Demant A.S.	42,650	2,135,135
	DSV Panalpina A.S.	41,269	9,194,325

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Genmab A.S.	22,311	$8,187,290
	GN Store Nord A.S.	92,731	8,363,148
	H Lundbeck A.S.	30,323	933,735
#	Novo Nordisk A.S., Sponsored ADR	55,587	4,110,659
	Novo Nordisk A.S., Class B	541,515	39,946,178
#	Novozymes A.S., Class B	101,695	7,212,472
	Orsted A.S.	30,613	4,450,054
	Pandora A.S.	74,525	8,439,869
#	Rockwool International A.S., Class B	4,284	1,916,223
#	Tryg A.S.	106,087	2,425,880
	Vestas Wind Systems A/S	270,630	11,161,186

TOTAL DENMARK			135,474,368

FINLAND — (1.2%)
	Elisa Oyj	79,278	4,494,060
#	Fortum Oyj	238,558	6,269,017
	Kesko Oyj, Class A	54,705	1,564,925
	Kesko Oyj, Class B	161,040	4,903,563
	Kone Oyj, Class B	107,052	8,408,132
	Neste Oyj	139,653	8,444,920
*	Nokia Oyj	2,258,672	10,699,225
*	Nokia Oyj	268,823	1,276,708
*	Nokia Oyj, Sponsored ADR	13,928	65,183
	Nordea Bank Abp	598,154	6,199,614
	Nordea Bank Abp	122,145	1,263,590
#	Sampo Oyj, Class A	139,829	6,632,735
	Stora Enso Oyj, Class R	187,918	3,595,333
	UPM-Kymmene Oyj	213,789	8,360,673

TOTAL FINLAND			72,177,678

FRANCE — (9.2%)
*	Accor SA	56,798	2,287,038
*	Aeroports de Paris	12,794	1,639,969
	Air Liquide SA	137,694	23,187,984
*	Airbus SE	183,285	22,041,789
*	Alstom SA	70,038	3,824,887
*	Amundi SA	27,601	2,459,760
	Arkema SA	63,365	7,921,692
*	Atos SE	68,888	4,691,247
#	AXA SA	341,136	9,635,394
	BioMerieux	7,356	875,008
*	BNP Paribas SA	207,553	13,307,820
	Bollore SA	332,511	1,678,790
#	Bouygues SA	141,264	6,053,928
*	Bureau Veritas SA	128,593	3,845,854
	Capgemini SE	75,156	13,772,100
	Carrefour SA	459,251	8,894,311
*	Cie de Saint-Gobain	273,872	17,279,990
	Cie Generale des Etablissements Michelin SCA	108,150	15,649,366
	CNP Assurances	74,140	1,296,763
*	Credit Agricole SA	214,980	3,325,355
	Danone SA, Sponsored ADR	13,003	184,253
#	Danone SA	201,721	14,239,378
#*	Dassault Aviation SA	974	1,061,105
	Dassault Systemes SE	25,739	5,970,739
	Edenred	75,255	4,266,316
*	Eiffage SA	77,712	8,512,377
*	Electricite de France SA	193,670	2,825,869

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Engie SA	300,551	$4,476,840
	EssilorLuxottica SA	42,838	7,129,947
*	Eurofins Scientific SE	61,620	6,102,937
#	Euronext NV	22,212	2,234,148
*	Faurecia SE	22,283	1,203,885
#*	Getlink SE	175,157	2,786,290
	Hermes International	9,337	11,718,959
	Iliad SA	25,279	4,590,349
	Ipsen SA	18,196	1,759,099
#	Kering SA	22,325	17,889,277
	Legrand SA	103,472	10,071,950
#	L’Oreal SA	51,173	20,953,805
	LVMH Moet Hennessy Louis Vuitton SE	92,526	69,704,474
*	Natixis SA	276,970	1,352,445
	Orange SA, Sponsored ADR	22,324	279,496
	Orange SA	1,406,145	17,511,023
*	Orpea SA	28,143	3,622,056
	Pernod Ricard SA	31,627	6,495,129
	Publicis Groupe SA	195,315	12,640,764
#	Remy Cointreau SA	4,034	806,001
*	Renault SA	82,254	3,315,517
#*	Safran SA	70,575	10,537,458
#	Sanofi	173,630	18,203,763
#	Sartorius Stedim Biotech	9,315	4,278,249
#	Schneider Electric SE	116,541	18,594,786
	Schneider Electric SE	935	149,631
	SEB SA	17,096	3,113,437
*	Societe Generale SA	280,772	7,987,170
*	Sodexo SA	54,908	5,493,447
	Sodexo SA	16,625	1,660,953
	STMicroelectronics NV	178,896	6,681,989
	Suez SA	115,747	2,766,478
	Teleperformance	18,259	7,050,608
	Thales SA	50,543	5,152,672
#	Total SE	595,320	26,311,808
	TOTAL SE, Sponsored ADR	76,433	3,384,453
#*	Ubisoft Entertainment SA	43,982	3,300,592
	Valeo SA	210,255	6,813,516
	Veolia Environnement SA, ADR	17,086	544,018
#	Veolia Environnement SA	103,111	3,288,727
	Vinci SA	129,077	14,163,579
#	Vivendi SE	123,507	4,305,501
*	Worldline SA	52,048	5,109,979

TOTAL FRANCE			566,266,287

GERMANY — (6.8%)
*	Adidas AG	48,528	14,988,398
	Allianz SE	55,117	14,309,301
	Allianz SE, Sponsored ADR	184,229	4,792,386
	Aroundtown SA	376,936	2,902,448
	BASF SE	141,244	11,383,032
	Bayer AG	332,314	21,503,478
	Bayerische Motoren Werke AG	149,022	14,933,519
	Bechtle AG	13,610	2,771,370
	Beiersdorf AG	17,628	1,989,681
	Brenntag SE	124,454	11,172,816
	Carl Zeiss Meditec AG	8,889	1,565,987
*	Commerzbank AG	213,696	1,409,145
*	Continental AG	58,740	7,938,083

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Covestro AG	129,529	$8,471,119
	Daimler AG	284,777	25,344,789
#*	Delivery Hero SE	16,303	2,586,319
*	Deutsche Bank AG	18,657	259,915
*	Deutsche Bank AG	703,602	9,850,428
	Deutsche Boerse AG	57,872	9,972,808
	Deutsche Post AG	337,563	19,881,500
	Deutsche Telekom AG	1,271,712	24,474,142
	Deutsche Wohnen SE	60,860	3,292,443
	E.ON SE	595,761	7,183,584
	Evonik Industries AG	86,989	3,045,403
*	Fielmann AG	13,678	1,041,423
	Fresenius Medical Care AG & Co. KGaA	120,499	9,594,885
	Fresenius SE & Co., KGaA	200,905	9,874,338
	Hannover Rueck SE	16,394	3,027,329
	Hapag-Lloyd AG	16,092	2,925,265
	HeidelbergCement AG	73,792	6,761,802
#*	HelloFresh SE	63,309	5,246,976
	Henkel AG & Co. KGaA	18,264	1,814,574
	Infineon Technologies AG	216,880	8,697,004
	KION Group AG	61,560	6,134,286
	Knorr-Bremse AG	10,198	1,250,031
	LEG Immobilien SE	26,076	3,628,089
	Merck KGaA	28,587	5,022,289
	MTU Aero Engines AG	19,606	4,947,716
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,872	7,186,366
	Nemetschek SE	32,759	2,441,978
*	Puma SE	4,563	481,042
*	Puma SE	17,900	1,887,058
*	QIAGEN NV	14,392	692,687
*	QIAGEN NV	51,021	2,487,441
	Rational AG	1,973	1,641,253
*	RTL Group SA	18,529	1,089,378
	RWE AG	257,480	9,776,992
	SAP SE	248,559	34,803,391
#	Scout24 AG	18,695	1,554,315
	Siemens AG	130,592	21,787,300
#*	Siemens Energy AG	110,818	3,706,523
	Siemens Healthineers AG	48,068	2,746,916
	Symrise AG	42,268	5,458,274
*	Talanx AG	26,647	1,122,710
#*	TeamViewer AG	46,781	2,223,620
	Telefonica Deutschland Holding AG	927,240	2,694,717
	Uniper SE	47,883	1,747,164
	United Internet AG	79,842	3,357,986
	Volkswagen AG	13,157	4,176,984
	Vonovia SE	120,373	7,909,074
*	Zalando SE	17,375	1,806,975

TOTAL GERMANY			418,768,245

HONG KONG — (2.5%)
	AIA Group, Ltd.	3,249,000	41,238,163
	ASM Pacific Technology, Ltd.	118,200	1,785,225
	Bank of East Asia, Ltd. (The)	625,872	1,312,279
	BOC Aviation, Ltd.	203,200	1,829,090
	BOC Hong Kong Holdings, Ltd.	779,500	2,740,915
	Budweiser Brewing Co. APAC, Ltd.	144,200	454,389
*	Cathay Pacific Airways, Ltd.	62,000	54,520
#*	China Evergrande New Energy Vehicle Group, Ltd.	435,500	3,348,730

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chow Tai Fook Jewellery Group, Ltd.	569,000	$916,511
	CK Asset Holdings, Ltd.	959,962	6,009,954
	CK Hutchison Holdings, Ltd.	743,462	6,076,390
	CK Infrastructure Holdings, Ltd.	192,500	1,177,037
	CLP Holdings, Ltd.	305,900	3,019,451
*	Galaxy Entertainment Group, Ltd.	257,000	2,255,977
	Guoco Group, Ltd.	16,000	192,740
	Hang Lung Properties, Ltd.	840,000	2,291,703
	Hang Seng Bank, Ltd.	191,900	3,756,840
	Henderson Land Development Co., Ltd.	505,571	2,247,123
	HK Electric Investments & HK Electric Investments, Ltd.	656,000	656,682
	HKT Trust & HKT, Ltd.	3,060,000	4,443,074
	Hong Kong & China Gas Co., Ltd.	2,298,725	3,687,264
	Hong Kong Exchanges & Clearing, Ltd.	349,451	21,075,748
	Man Wah Holdings, Ltd.	777,200	1,627,097
*	Melco Resorts & Entertainment, Ltd., ADR	34,136	658,483
	MGM China Holdings, Ltd.	82,000	134,883
	MTR Corp., Ltd.	238,814	1,330,059
	NagaCorp., Ltd.	1,006,000	1,075,307
	New World Development Co., Ltd.	557,215	2,948,597
#	PCCW, Ltd.	3,547,287	2,052,288
	Power Assets Holdings, Ltd.	462,207	2,840,633
*	Prada SpA	186,900	1,159,955
*	Sands China, Ltd.	232,800	1,101,623
	Sino Land Co., Ltd.	1,428,464	2,121,476
	SITC International Holdings Co., Ltd.	584,000	2,225,284
	SJM Holdings, Ltd.	763,000	985,305
	Sun Hung Kai Properties, Ltd.	220,108	3,310,942
#	Swire Pacific, Ltd., Class A	218,500	1,760,285
	Swire Pacific, Ltd., Class B	387,500	489,986
	Swire Properties, Ltd.	188,600	562,811
	Techtronic Industries Co., Ltd.	447,000	8,110,708
	WH Group, Ltd.	8,054,500	7,017,900
	Wharf Real Estate Investment Co., Ltd.	258,609	1,486,234
*	Wynn Macau, Ltd.	468,800	899,070
	Xinyi Glass Holdings, Ltd.	914,000	3,238,304

TOTAL HONG KONG			157,707,035

IRELAND — (0.7%)
	CRH P.L.C., Sponsored ADR	354,355	16,750,361
*	Flutter Entertainment P.L.C.	17,600	3,587,937
*	Flutter Entertainment P.L.C.	14,971	3,067,915
	Kerry Group P.L.C., Class A	13,859	1,796,427
	Kerry Group P.L.C., Class A	18,318	2,370,587
	Kingspan Group P.L.C.	57,444	5,109,358
	Smurfit Kappa Group P.L.C.	174,089	8,899,475

TOTAL IRELAND			41,582,060

ISRAEL — (0.5%)
	Alony Hetz Properties & Investments, Ltd.	55,963	804,875
	Amot Investments, Ltd.	61,042	398,015
	Azrieli Group, Ltd.	5,030	352,958
*	Bank Hapoalim BM	225,543	1,792,528
	Bank Leumi Le-Israel BM	324,549	2,278,247
*	Bezeq The Israeli Telecommunication Corp., Ltd.	758,064	822,532
	Elbit Systems, Ltd.	6,571	901,153
#	Elbit Systems, Ltd.	3,204	439,140
	First International Bank Of Israel, Ltd.	44,866	1,367,956

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	ICL Group, Ltd.	201,962	$1,292,279
	Israel Discount Bank, Ltd., Class A	560,750	2,524,273
#	Melisron, Ltd.	8,064	486,869
	Mizrahi Tefahot Bank, Ltd.	70,220	1,973,661
#*	Nice, Ltd., Sponsored ADR	18,312	4,417,404
*	Nova Measuring Instruments, Ltd.	12,010	1,152,398
	Shapir Engineering and Industry, Ltd.	76,428	547,128
#*	Shikun & Binui, Ltd.	153,413	1,029,585
	Shufersal, Ltd.	45,953	371,894
	Strauss Group, Ltd.	28,156	822,543
#*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	290,100	3,104,070
*	Tower Semiconductor, Ltd.	7,742	219,099
#*	Tower Semiconductor, Ltd.	63,725	1,839,751

TOTAL ISRAEL			28,938,358

ITALY — (2.2%)
#*	Amplifon SpA	66,280	2,797,361
*	Assicurazioni Generali SpA	382,374	7,653,761
#*	Atlantia SpA	119,617	2,331,958
	CNH Industrial NV	573,562	8,514,280
#	Davide Campari-Milano NV	109,082	1,287,211
#	DiaSorin SpA	7,932	1,347,151
	Enel SpA	2,271,536	22,554,824
#	Eni SpA	658,327	7,841,262
*	Faurecia SE	4,800	259,683
	Ferrari NV	35,703	7,648,267
	Ferrari NV	2,034	434,035
#*	FinecoBank Banca Fineco SpA	268,985	4,626,486
#	Infrastrutture Wireless Italiane SpA	84,586	986,904
*	Intesa Sanpaolo SpA	3,538,890	9,866,115
*	Mediobanca Banca di Credito Finanziario SpA	264,705	2,989,709
#*	Moncler SpA	70,122	4,297,808
*	Nexi SpA	50,087	959,435
	Poste Italiane SpA	196,592	2,573,611
	Prysmian SpA	20,177	631,269
	Recordati Industria Chimica e Farmaceutica SpA	60,469	3,331,755
	Stellantis NV BMD8F9905	917,736	15,223,372
	Stellantis NV BMD8KX906	281,905	4,671,027
	Stellantis NV N82405106	390,823	6,475,937
	Telecom Italia SpA	6,106,646	3,348,093
	Telecom Italia SpA	4,281,711	2,511,489
	Telecom Italia SpA, Sponsored ADR	53,165	292,939
	Tenaris SA	101,644	1,089,925
	Tenaris SA, ADR	16,246	347,340
	Terna Rete Elettrica Nazionale SpA	354,252	2,611,350
	UniCredit SpA	748,985	7,693,560
#	UnipolSai Assicurazioni SpA	285,606	886,979

TOTAL ITALY			138,084,896

JAPAN — (21.0%)
	ABC-Mart, Inc.	11,700	626,891
	Acom Co., Ltd.	102,600	441,015
	Advantest Corp.	66,600	6,296,033
	Aeon Co., Ltd.	219,700	5,995,373
	AEON Financial Service Co., Ltd.	73,500	836,678
	Aeon Mall Co., Ltd.	38,848	616,696
	AGC, Inc.	115,800	5,280,397
	Aica Kogyo Co., Ltd.	24,100	855,369

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Ain Holdings, Inc.	12,700	$704,899
	Air Water, Inc.	175,500	2,902,897
	Aisin Corp.	66,900	2,574,971
	Ajinomoto Co., Inc.	245,700	4,913,622
	Alfresa Holdings Corp.	76,400	1,369,522
	Alps Alpine Co., Ltd.	101,800	1,233,483
	Amada Co., Ltd.	164,800	1,787,486
	Amano Corp.	34,400	934,643
*	ANA Holdings, Inc.	15,800	362,742
#	Anritsu Corp.	81,800	1,589,340
	Aozora Bank, Ltd.	50,200	1,080,852
	Ariake Japan Co., Ltd.	6,000	347,357
	As One Corp.	3,200	399,548
	Asahi Group Holdings, Ltd.	118,300	4,946,483
	Asahi Intecc Co., Ltd.	37,200	1,001,307
	Asahi Kasei Corp.	591,400	6,230,092
	Asics Corp.	43,600	692,793
	Astellas Pharma, Inc.	388,075	5,840,942
	Azbil Corp.	33,800	1,364,751
	Bandai Namco Holdings, Inc.	67,900	4,982,566
	Bank of Kyoto, Ltd. (The)	27,788	1,492,828
	BayCurrent Consulting, Inc.	3,300	899,883
	Benefit One, Inc.	30,400	762,742
	Benesse Holdings, Inc.	55,600	1,227,750
*	Bengo4.com, Inc.	800	68,013
	Bic Camera, Inc.	37,000	381,917
	Bridgestone Corp.	145,713	5,839,904
	Brother Industries, Ltd.	152,200	3,227,114
	Calbee, Inc.	49,200	1,180,038
	Canon Marketing Japan, Inc.	23,700	572,169
#	Canon, Inc., Sponsored ADR	22,768	540,285
	Canon, Inc.	136,300	3,241,233
	Capcom Co., Ltd.	58,000	1,881,695
	Casio Computer Co., Ltd.	38,900	688,773
	Central Japan Railway Co.	25,545	3,742,643
*	Change, Inc.	3,400	104,266
	Chiba Bank, Ltd. (The)	215,937	1,350,299
	Chubu Electric Power Co., Inc.	146,800	1,778,980
	Chugai Pharmaceutical Co., Ltd.	183,900	6,902,668
	Chugoku Electric Power Co., Inc. (The)	89,200	998,304
	Coca-Cola Bottlers Japan Holdings, Inc.	35,000	560,016
#	cocokara fine, Inc.	1,400	94,928
	COMSYS Holdings Corp.	60,800	1,887,599
	Concordia Financial Group, Ltd.	368,864	1,386,740
	Cosmos Pharmaceutical Corp.	6,400	918,573
	Create SD Holdings Co., Ltd.	8,200	248,640
	Credit Saison Co., Ltd.	127,600	1,471,037
	CyberAgent, Inc.	104,400	2,142,542
	Dai Nippon Printing Co., Ltd.	94,300	1,868,571
	Daicel Corp.	107,400	829,882
	Daifuku Co., Ltd.	20,549	2,031,112
	Dai-ichi Life Holdings, Inc.	194,165	3,506,049
	Daiichi Sankyo Co., Ltd.	202,438	5,170,350
	Daiichikosho Co., Ltd.	26,500	988,406
	Daikin Industries, Ltd.	74,200	14,967,228
	Daio Paper Corp.	59,700	979,081
	Daito Trust Construction Co., Ltd.	31,700	3,370,754
	Daiwa House Industry Co., Ltd.	253,100	7,504,983
	Daiwa Securities Group, Inc.	548,800	2,928,462

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	DeNA Co., Ltd.	41,400	$847,016
	Denka Co., Ltd.	80,900	3,168,245
	Denso Corp.	70,800	4,577,431
	Dentsu Group, Inc.	68,182	2,104,345
	DIC Corp.	77,900	1,991,050
	Disco Corp.	6,500	2,098,986
	Dowa Holdings Co., Ltd.	36,840	1,539,688
	East Japan Railway Co.	52,200	3,575,054
	Ebara Corp.	61,400	2,623,536
	Eisai Co., Ltd.	57,900	3,776,348
	Elecom Co., Ltd.	22,400	470,502
	Electric Power Development Co., Ltd.	50,000	801,601
	ENEOS Holdings, Inc.	556,570	2,393,760
#	Ezaki Glico Co., Ltd.	21,300	797,133
	Fancl Corp.	28,000	914,647
	FANUC Corp.	24,700	5,687,983
	Fast Retailing Co., Ltd.	17,500	14,357,552
	Food & Life Cos Ltd.	39,800	1,775,127
	FP Corp.	31,200	1,211,400
	Fuji Corp.	18,600	495,108
	Fuji Electric Co., Ltd.	61,900	2,818,167
	Fuji Kyuko Co., Ltd.	8,100	387,869
	Fuji Media Holdings, Inc.	21,500	261,620
	Fuji Oil Holdings, Inc.	40,600	1,046,240
	FUJIFILM Holdings Corp.	57,800	3,744,007
	Fujitsu General, Ltd.	30,200	800,857
	Fujitsu, Ltd.	75,944	12,064,313
	Fukuoka Financial Group, Inc.	88,700	1,512,850
	Fukuyama Transporting Co., Ltd.	16,207	621,956
	Fuyo General Lease Co., Ltd.	2,900	193,217
	GMO internet, Inc.	38,900	1,155,551
	GMO Payment Gateway, Inc.	9,000	1,144,291
	Goldwin, Inc.	11,000	657,075
	GS Yuasa Corp.	19,400	525,131
	GungHo Online Entertainment, Inc.	18,619	354,179
	Hakuhodo DY Holdings, Inc.	62,100	1,051,000
	Hamamatsu Photonics KK	26,500	1,535,999
	Hankyu Hanshin Holdings, Inc.	78,648	2,480,487
	Harmonic Drive Systems, Inc.	2,600	174,850
	Haseko Corp.	275,600	3,696,967
	Hikari Tsushin, Inc.	7,600	1,528,816
	Hino Motors, Ltd.	103,600	869,525
	Hirose Electric Co., Ltd.	9,900	1,578,127
	Hisamitsu Pharmaceutical Co., Inc.	10,680	623,019
	Hitachi Construction Machinery Co., Ltd.	56,600	1,739,925
*	Hitachi Metals, Ltd.	66,300	1,285,426
	Hitachi Transport System, Ltd.	42,415	1,317,745
	Hitachi, Ltd.	297,615	14,731,263
#	Honda Motor Co., Ltd., Sponsored ADR	43,082	1,284,705
	Honda Motor Co., Ltd.	248,669	7,415,261
	Horiba, Ltd.	17,300	1,126,856
	Hoshizaki Corp.	8,500	755,125
	House Foods Group, Inc.	27,900	867,553
	Hoya Corp.	118,000	13,412,502
	Hulic Co., Ltd.	172,100	1,963,411
	Ibiden Co., Ltd.	34,700	1,637,962
	Idemitsu Kosan Co., Ltd.	75,139	1,797,022
*	IHI Corp.	138,400	2,794,947
	Iida Group Holdings Co., Ltd.	54,050	1,316,353

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Infomart Corp.	91,200	$859,841
	Inpex Corp.	617,217	4,200,163
	IR Japan Holdings, Ltd.	2,200	288,160
#	Isetan Mitsukoshi Holdings, Ltd.	170,980	1,197,987
	Isuzu Motors, Ltd.	337,593	3,427,967
#	Ito En, Ltd.	10,700	592,480
#	ITOCHU Corp.	355,500	11,098,260
	Itochu Techno-Solutions Corp.	28,300	979,233
	Itoham Yonekyu Holdings, Inc.	71,000	456,766
	Iwatani Corp.	29,900	1,873,936
	Iyo Bank, Ltd. (The)	112,800	622,169
	Izumi Co., Ltd.	31,900	1,269,994
	J Front Retailing Co., Ltd.	112,300	1,072,276
*	Japan Airlines Co., Ltd.	35,100	751,913
#	Japan Airport Terminal Co., Ltd.	14,000	628,594
	Japan Exchange Group, Inc.	167,200	3,921,411
	Japan Post Holdings Co., Ltd.	273,290	2,296,579
	Japan Post Insurance Co., Ltd.	62,700	1,208,913
	Japan Tobacco, Inc.	388,900	7,295,243
	JCR Pharmaceuticals Co., Ltd.	18,400	501,686
	Jeol, Ltd.	13,200	742,274
	JFE Holdings, Inc.	185,613	2,440,759
	JGC Holdings Corp.	105,200	1,202,603
	JSR Corp.	58,600	1,806,288
	JTEKT Corp.	105,860	954,825
	Justsystems Corp.	11,500	665,206
	Kadokawa Corp.	12,400	494,351
	Kagome Co., Ltd.	23,200	665,794
	Kajima Corp.	275,800	3,815,131
	Kakaku.com, Inc.	38,000	1,031,711
	Kaken Pharmaceutical Co., Ltd.	7,100	292,738
	Kamigumi Co., Ltd.	48,000	935,232
	Kaneka Corp.	34,800	1,355,382
	Kansai Electric Power Co., Inc. (The)	178,800	1,775,974
	Kansai Paint Co., Ltd.	29,000	730,191
	Kao Corp.	131,100	8,428,883
	Katitas Co., Ltd.	2,600	77,891
*	Kawasaki Heavy Industries, Ltd.	124,000	2,976,220
	KDDI Corp.	742,300	22,439,310
	Keihan Holdings Co., Ltd.	22,100	806,982
	Keikyu Corp.	54,700	701,316
	Keio Corp.	19,800	1,288,937
	Keisei Electric Railway Co., Ltd.	24,000	749,501
	Kewpie Corp.	44,800	1,060,497
	Keyence Corp.	32,004	15,363,606
	Kikkoman Corp.	36,700	2,255,366
	Kinden Corp.	65,500	1,115,167
*	Kintetsu Group Holdings Co., Ltd.	32,128	1,152,579
	Kirin Holdings Co., Ltd.	214,700	4,031,901
	Kobayashi Pharmaceutical Co., Ltd.	6,600	589,460
	Kobe Bussan Co., Ltd.	34,800	929,654
	Koei Tecmo Holdings Co., Ltd.	8,762	390,653
	Koito Manufacturing Co., Ltd.	30,900	1,927,562
	Komatsu, Ltd.	226,700	6,666,028
	Konami Holdings Corp.	26,300	1,568,699
	Konica Minolta, Inc.	204,800	1,161,542
	Kose Corp.	3,390	510,315
#	K’s Holdings Corp.	114,556	1,562,805
	Kubota Corp.	263,000	6,187,276

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kuraray Co., Ltd.	212,100	$2,305,572
	Kurita Water Industries, Ltd.	29,600	1,367,057
	Kusuri no Aoki Holdings Co., Ltd.	8,200	575,046
	Kyocera Corp.	53,015	3,218,708
	Kyowa Exeo Corp.	45,800	1,218,324
	Kyowa Kirin Co., Ltd.	6,800	206,979
	Kyudenko Corp.	33,600	1,171,575
	Kyushu Electric Power Co., Inc.	128,400	1,176,881
	Kyushu Financial Group, Inc.	189,700	738,869
	Kyushu Railway Co.	41,400	929,403
	Lasertec Corp.	25,600	4,507,875
	Lawson, Inc.	27,600	1,240,373
	Lion Corp.	49,000	919,395
	Lixil Corp.	138,140	3,741,785
	M3, Inc.	132,200	9,132,358
	Mabuchi Motor Co., Ltd.	20,600	825,085
	Makita Corp.	74,700	3,364,132
	Mani, Inc.	20,500	483,174
	Marubeni Corp.	487,800	4,063,000
	Marui Group Co., Ltd.	75,200	1,413,324
	Maruichi Steel Tube, Ltd.	30,900	773,455
#	Maruwa Unyu Kikan Co., Ltd.	9,600	167,582
	Matsui Securities Co., Ltd.	13,100	102,846
	Matsumotokiyoshi Holdings Co., Ltd.	32,500	1,307,035
*	Mazda Motor Corp.	202,299	1,570,893
	McDonald’s Holdings Co. Japan, Ltd.	15,500	707,699
	Mebuki Financial Group, Inc.	513,249	1,119,867
	Medipal Holdings Corp.	72,950	1,342,316
	MEIJI Holdings Co., Ltd.	59,512	3,692,928
	Menicon Co., Ltd.	10,700	650,842
*	Mercari, Inc.	6,800	333,775
	Minebea Mitsumi, Inc.	182,900	4,586,974
	MISUMI Group, Inc.	53,500	1,511,037
	Mitsubishi Chemical Holdings Corp.	480,090	3,574,021
	Mitsubishi Corp.	239,100	6,611,282
	Mitsubishi Electric Corp.	483,800	7,454,557
	Mitsubishi Estate Co., Ltd.	290,353	4,778,886
	Mitsubishi Gas Chemical Co., Inc.	60,000	1,386,282
	Mitsubishi HC Capital, Inc.	667,970	3,838,904
	Mitsubishi Heavy Industries, Ltd.	194,300	5,783,992
	Mitsubishi Logistics Corp.	28,700	853,416
	Mitsubishi Materials Corp.	62,400	1,401,905
*	Mitsubishi Motors Corp.	313,799	850,196
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	922,864	4,955,780
	Mitsubishi UFJ Financial Group, Inc.	1,348,172	7,172,405
	Mitsui & Co., Ltd., Sponsored ADR	2,088	878,526
	Mitsui & Co., Ltd.	256,055	5,403,691
	Mitsui Chemicals, Inc.	121,900	3,837,406
	Mitsui Fudosan Co., Ltd.	175,600	3,817,419
	Mitsui OSK Lines, Ltd.	53,200	2,138,859
	Miura Co., Ltd.	16,200	849,845
	Mixi, Inc.	1,500	38,418
	Mizuho Financial Group, Inc.	440,312	6,197,140
#	MonotaRO Co., Ltd.	62,000	1,574,329
	Morinaga & Co., Ltd.	27,899	929,599
	Morinaga Milk Industry Co., Ltd.	30,100	1,645,835
	MS&AD Insurance Group Holdings, Inc.	76,095	2,158,861
	Murata Manufacturing Co., Ltd.	159,900	12,713,231
	Nabtesco Corp.	56,000	2,519,973

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nagase & Co., Ltd.	53,200	$801,743
*	Nagoya Railroad Co., Ltd.	46,328	1,064,102
	Nankai Electric Railway Co., Ltd.	32,500	717,858
	NEC Corp.	90,555	5,264,451
	NEC Networks & System Integration Corp.	28,800	495,437
	NET One Systems Co., Ltd.	55,600	1,819,963
	Nexon Co., Ltd.	66,700	2,206,253
	NGK Insulators, Ltd.	120,700	2,205,965
	NGK Spark Plug Co., Ltd.	107,800	1,800,235
	NH Foods, Ltd.	42,600	1,902,713
	Nichirei Corp.	82,300	2,081,394
	Nidec Corp.	78,400	9,052,758
	Nifco, Inc.	72,200	2,466,610
	Nihon Kohden Corp.	39,700	1,200,468
	Nihon M&A Center, Inc.	109,000	2,847,597
	Nihon Unisys, Ltd.	49,200	1,558,474
	Nikon Corp.	142,100	1,338,018
	Nintendo Co., Ltd.	30,500	17,496,410
	Nippo Corp.	28,200	738,537
	Nippon Electric Glass Co., Ltd.	17,800	450,400
	Nippon Express Co., Ltd.	42,800	3,275,647
	Nippon Paint Holdings Co., Ltd.	126,000	1,799,763
	Nippon Sanso Holdings Corp.	89,700	1,687,474
	Nippon Shinyaku Co., Ltd.	6,400	431,703
	Nippon Shokubai Co., Ltd.	15,200	798,897
	Nippon Steel Corp.	144,742	2,529,362
	Nippon Telegraph & Telephone Corp.	341,500	8,610,197
	Nippon Yusen K.K.	140,900	5,537,845
	Nipro Corp.	128,000	1,540,529
	Nishi-Nippon Railroad Co., Ltd.	22,900	591,586
	Nissan Chemical Corp.	45,700	2,349,565
*	Nissan Motor Co., Ltd.	420,100	2,108,880
	Nisshin Seifun Group, Inc.	61,470	992,882
	Nissin Foods Holdings Co., Ltd.	16,700	1,183,378
	Nitori Holdings Co., Ltd.	21,400	3,832,855
	Nitto Denko Corp.	75,800	6,272,770
	NOF Corp.	33,800	1,786,219
	NOK Corp.	45,780	590,009
	Nomura Holdings, Inc.	295,500	1,588,358
#	Nomura Holdings, Inc., Sponsored ADR	295,400	1,606,976
	Nomura Real Estate Holdings, Inc.	84,900	2,092,999
	Nomura Research Institute, Ltd.	102,234	3,137,465
	NS Solutions Corp.	22,700	686,544
	NSK, Ltd.	134,553	1,240,800
	NTT Data Corp.	249,600	3,886,509
	Obayashi Corp.	394,200	3,606,719
	OBIC Business Consultants Co., Ltd.	3,200	187,704
	Obic Co., Ltd.	12,300	2,370,529
	Odakyu Electric Railway Co., Ltd.	55,400	1,500,451
	Oji Holdings Corp.	516,100	3,255,453
	Olympus Corp.	370,800	7,631,627
	Omron Corp.	37,600	2,847,296
	Ono Pharmaceutical Co., Ltd.	62,500	1,574,303
	Open House Co., Ltd.	34,000	1,411,897
	Oracle Corp.	12,300	1,153,187
#	Orient Corp.	373,200	509,757
	Oriental Land Co., Ltd.	23,400	3,317,204
	ORIX Corp.	381,000	6,150,813
	Osaka Gas Co., Ltd.	85,500	1,654,935

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Otsuka Corp.	26,100	$1,312,924
	Otsuka Holdings Co., Ltd.	74,600	2,859,011
	PALTAC Corp.	11,700	609,593
	Pan Pacific International Holdings Corp.	133,300	2,873,325
	Panasonic Corp.	840,587	9,870,173
#	Panasonic Corp., Sponsored ADR	106,991	1,264,634
*	Park24 Co., Ltd.	75,700	1,462,440
	Penta-Ocean Construction Co., Ltd.	65,300	509,102
*	PeptiDream, Inc.	18,100	774,725
	Persol Holdings Co., Ltd.	101,100	1,861,882
	Pigeon Corp.	48,500	1,646,017
	Pola Orbis Holdings, Inc.	19,200	497,225
	Rakus Co., Ltd.	24,600	500,976
	Rakuten Group, Inc.	101,513	1,290,450
	Recruit Holdings Co., Ltd.	399,800	18,025,974
	Relo Group, Inc.	63,800	1,311,125
*	Renesas Electronics Corp.	304,100	3,542,199
	Rengo Co., Ltd.	168,900	1,401,831
*	RENOVA, Inc.	4,000	125,978
	Resona Holdings, Inc.	795,631	3,275,325
	Ricoh Co., Ltd.	245,300	2,621,304
	Rinnai Corp.	11,000	1,104,558
	Rohm Co., Ltd.	24,662	2,434,451
	Rohto Pharmaceutical Co., Ltd.	53,200	1,364,644
	Ryohin Keikaku Co., Ltd.	80,900	1,703,847
	Sankyo Co., Ltd.	22,500	581,777
	Sankyu, Inc.	50,500	2,155,857
	Santen Pharmaceutical Co., Ltd.	117,800	1,508,744
	Sanwa Holdings Corp.	177,500	2,293,144
	Sawai Group Holdings Co., Ltd.	22,000	1,058,834
	SBI Holdings, Inc.	77,150	2,180,630
	SCREEN Holdings Co., Ltd.	9,600	914,271
	SCSK Corp.	22,100	1,282,504
	Secom Co., Ltd.	46,000	3,833,380
	Sega Sammy Holdings, Inc.	77,448	1,111,587
*	Seibu Holdings, Inc.	86,300	928,057
	Seiko Epson Corp.	199,100	3,396,965
	Seino Holdings Co., Ltd.	71,200	979,030
	Sekisui Chemical Co., Ltd.	177,100	3,087,806
	Sekisui House, Ltd.	189,360	3,835,037
	Seria Co., Ltd.	23,700	858,867
	Seven & I Holdings Co., Ltd.	278,476	12,023,510
	Seven Bank, Ltd.	581,600	1,252,427
	SG Holdings Co., Ltd.	109,000	2,475,295
	Sharp Corp.	75,799	1,279,137
	Shimadzu Corp.	60,600	2,123,602
	Shimamura Co., Ltd.	7,954	786,887
	Shimano, Inc.	10,100	2,309,414
	Shimizu Corp.	326,100	2,672,091
	Shin-Etsu Chemical Co., Ltd.	70,700	11,934,305
	Shinko Electric Industries Co., Ltd.	29,800	961,092
*	Shinsei Bank, Ltd.	86,600	1,263,178
	Shionogi & Co., Ltd.	57,100	3,010,267
	Ship Healthcare Holdings, Inc.	48,000	1,257,976
	Shiseido Co., Ltd.	72,700	5,290,471
	Shizuoka Bank, Ltd. (The)	191,470	1,469,241
	SHO-BOND Holdings Co., Ltd.	15,300	638,704
	Showa Denko K.K.	66,700	2,019,650
#*	Skylark Holdings Co., Ltd.	139,100	2,066,048

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SMC Corp.	7,100	$4,125,646
	SMS Co., Ltd.	32,900	897,735
	Softbank Corp.	656,300	8,459,948
	SoftBank Group Corp.	425,976	38,384,956
	Sohgo Security Services Co., Ltd.	23,800	1,043,458
	Sojitz Corp.	575,000	1,717,607
	Sompo Holdings, Inc.	63,894	2,374,630
	Sony Group Corp.	401,800	40,171,522
	Sony Group Corp., Sponsored ADR	25,884	2,592,541
	Sotetsu Holdings, Inc.	24,344	495,258
	Square Enix Holdings Co., Ltd.	27,500	1,524,883
	Stanley Electric Co., Ltd.	39,100	1,119,292
	Subaru Corp.	191,386	3,558,526
	Sugi Holdings Co., Ltd.	17,600	1,351,755
	SUMCO Corp.	126,400	3,268,976
	Sumitomo Chemical Co., Ltd.	908,548	4,637,408
	Sumitomo Corp.	205,900	2,797,972
	Sumitomo Dainippon Pharma Co., Ltd.	59,769	1,037,666
	Sumitomo Electric Industries, Ltd.	353,200	5,255,581
	Sumitomo Forestry Co., Ltd.	92,400	2,133,520
	Sumitomo Heavy Industries, Ltd.	88,500	2,575,933
	Sumitomo Metal Mining Co., Ltd.	50,636	2,143,844
	Sumitomo Mitsui Financial Group, Inc.	245,940	8,639,557
	Sumitomo Mitsui Trust Holdings, Inc.	123,340	4,203,759
	Sumitomo Realty & Development Co., Ltd.	91,300	3,047,677
	Sumitomo Rubber Industries, Ltd.	148,400	1,838,356
	Sundrug Co., Ltd.	37,000	1,260,895
	Suntory Beverage & Food, Ltd.	69,600	2,349,370
	Suzuken Co., Ltd.	33,738	1,215,833
	Suzuki Motor Corp.	94,100	3,570,767
	Sysmex Corp.	52,200	5,213,920
	Systena Corp.	4,300	88,301
	T&D Holdings, Inc.	190,200	2,334,183
	Taiheiyo Cement Corp.	119,900	3,010,296
	Taisei Corp.	128,600	4,751,547
	Taisho Pharmaceutical Holdings Co., Ltd.	13,000	766,427
	Taiyo Yuden Co., Ltd.	65,800	3,020,114
	Takara Bio, Inc.	9,500	242,746
	Takara Holdings, Inc.	36,800	475,150
	Takeda Pharmaceutical Co., Ltd.	392,852	13,121,450
	TBS Holdings, Inc.	17,600	343,637
	TDK Corp.	45,034	6,107,190
	TechnoPro Holdings, Inc.	20,800	1,529,655
	Teijin, Ltd.	186,000	3,062,395
	Terumo Corp.	154,500	5,841,986
	THK Co., Ltd.	31,700	1,081,434
	TIS, Inc.	87,900	2,180,822
	Tobu Railway Co., Ltd.	35,200	906,399
	Toda Corp.	117,400	838,154
	Toei Animation Co., Ltd.	2,900	329,966
	Toei Co., Ltd.	2,800	625,057
	Toho Co., Ltd.	21,800	868,794
	Toho Gas Co., Ltd.	15,900	886,145
	Tohoku Electric Power Co., Inc.	112,500	993,822
	Tokai Carbon Co., Ltd.	129,200	2,102,487
	Tokio Marine Holdings, Inc.	109,481	5,250,368
	Tokyo Century Corp.	36,100	2,231,759
*	Tokyo Electric Power Co. Holdings, Inc.	279,300	828,175
	Tokyo Electron, Ltd.	47,700	21,664,751

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Gas Co., Ltd.	94,000	$1,907,626
	Tokyo Ohka Kogyo Co., Ltd.	11,000	728,961
	Tokyo Tatemono Co., Ltd.	101,019	1,495,617
	Tokyu Corp.	91,318	1,174,413
	Tokyu Fudosan Holdings Corp.	367,300	2,044,365
	Toppan Printing Co., Ltd.	100,000	1,707,762
	Toray Industries, Inc.	910,893	5,664,127
	Toshiba Corp.	88,800	3,670,213
	Toshiba TEC Corp.	17,400	695,286
	Tosoh Corp.	159,400	2,825,353
	TOTO, Ltd.	42,000	2,183,584
	Toyo Seikan Group Holdings, Ltd.	72,000	843,863
	Toyo Suisan Kaisha, Ltd.	37,400	1,524,984
	Toyo Tire Corp.	110,400	2,019,902
	Toyoda Gosei Co., Ltd.	33,300	816,192
	Toyota Boshoku Corp.	67,300	1,255,585
	Toyota Industries Corp.	27,400	2,199,915
#	Toyota Motor Corp., Sponsored ADR	65,041	9,806,232
	Toyota Motor Corp.	608,523	45,532,229
	Toyota Tsusho Corp.	57,560	2,439,075
	Trend Micro, Inc., Sponsored ADR	777	37,211
	Trend Micro, Inc.	42,500	2,022,952
	TS Tech Co., Ltd.	42,600	593,959
	Tsumura & Co.	25,800	859,235
	Tsuruha Holdings, Inc.	13,400	1,549,018
	TV Asahi Holdings Corp.	13,100	240,089
	Ube Industries, Ltd.	86,755	1,754,232
	Ulvac, Inc.	12,600	575,840
	Unicharm Corp.	84,500	3,284,543
	USS Co., Ltd.	83,600	1,516,991
	Welcia Holdings Co., Ltd.	22,800	711,290
	West Japan Railway Co.	30,200	1,669,630
#	Workman Co., Ltd.	6,500	423,675
	Yakult Honsha Co., Ltd.	32,200	1,567,387
	Yamada Holdings Co., Ltd.	263,300	1,310,769
	Yamaha Corp.	20,800	1,135,171
	Yamaha Motor Co., Ltd.	143,400	3,582,934
	Yamato Holdings Co., Ltd.	140,200	3,954,177
	Yamazaki Baking Co., Ltd.	61,100	968,495
#	Yaoko Co., Ltd.	11,800	752,685
	Yaskawa Electric Corp.	44,600	2,055,831
	Yokogawa Electric Corp.	115,000	2,087,604
	Yokohama Rubber Co., Ltd. (The)	95,800	1,781,525
	Z Holdings Corp.	877,800	4,048,645
	Zenkoku Hosho Co., Ltd.	44,100	1,979,371
	Zensho Holdings Co., Ltd.	53,100	1,331,761
	Zeon Corp.	82,400	1,313,848
	ZOZO, Inc.	38,500	1,294,909

TOTAL JAPAN			1,294,004,021

NETHERLANDS — (3.6%)
#*	ABN AMRO Bank NV	201,391	2,600,386
*	Adyen NV	3,541	8,714,731
	Aegon NV	323,871	1,500,924
	Aegon NV	396,556	1,820,193
#	Akzo Nobel NV	74,601	8,957,251
*	ArcelorMittal SA	30,600	889,561
#*	ArcelorMittal SA	246,035	7,206,383
	ASM International NV	24,083	7,306,228

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	ASML Holding NV ACI02GTQ9	30,871	$20,039,480
	ASML Holding NV N07059210	74,284	48,143,460
	Coca-Cola European Partners P.L.C.	102,269	5,777,971
*	GrandVision NV	36,650	1,185,496
	Heineken NV	67,737	7,857,454
	ING Groep NV	680,036	8,687,446
	Koninklijke Ahold Delhaize NV	678,021	18,246,839
	Koninklijke DSM NV	73,571	13,191,277
	Koninklijke KPN NV	3,038,814	10,482,731
*	Koninklijke Philips NV	125,724	7,108,827
*	Koninklijke Philips NV	121,320	6,871,568
	NN Group NV	114,438	5,707,991
	Prosus N.V	86,716	9,411,426
	Randstad NV	71,837	5,183,193
	Wolters Kluwer NV	148,410	13,423,832

TOTAL NETHERLANDS			220,314,648

NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd. (The)	233,998	1,279,310
*	Auckland International Airport, Ltd.	213,362	1,153,873
	Chorus, Ltd.	272,664	1,322,661
	Contact Energy, Ltd.	207,764	1,121,388
	EBOS Group, Ltd.	83,092	1,769,440
	Fisher & Paykel Healthcare Corp., Ltd.	154,697	3,986,989
	Fletcher Building, Ltd.	390,414	2,029,731
	Fonterra Co-operative Group, Ltd.	22,286	72,854
	Genesis Energy, Ltd.	157,334	386,825
	Infratil, Ltd.	264,620	1,346,964
	Mainfreight, Ltd.	27,514	1,425,808
	Mercury NZ, Ltd.	135,382	670,633
	Meridian Energy, Ltd.	234,465	893,792
	Port of Tauranga, Ltd.	133,948	708,840
	Ryman Healthcare, Ltd.	112,351	1,135,871
	Spark New Zealand, Ltd.	963,716	3,033,602
	Vector, Ltd.	65,942	196,452

TOTAL NEW ZEALAND			22,535,033

NORWAY — (0.6%)
#*	Adevinta ASA	20,868	381,897
	Aker ASA, Class A	4,337	322,721
	Aker BP ASA	58,299	1,660,312
	Bakkafrost P/F	8,533	676,035
	DNB ASA	180,595	3,873,082
	Entra ASA	71,276	1,609,686
	Equinor ASA	257,714	5,203,956
	Gjensidige Forsikring ASA	31,479	714,861
*	Golar LNG, Ltd.	6,906	79,281
	Kongsberg Gruppen ASA	36,323	916,748
	Leroy Seafood Group ASA	99,259	909,952
#	Mowi ASA	84,657	2,088,499
*	NEL ASA	350,630	1,015,217
*	Nordic Semiconductor ASA	36,982	911,581
	Norsk Hydro ASA	405,924	2,584,835
	Orkla ASA	209,260	2,133,012
	Salmar ASA	16,472	1,139,918
#	Scatec ASA	46,580	1,253,167
#*	Schibsted ASA, Class A	6,733	338,359
*	Schibsted ASA, Class B	7,357	321,329

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	SpareBank 1 SR-Bank ASA	74,887	$967,347
	Storebrand ASA	232,572	2,219,927
	Subsea 7 SA	99,035	1,001,342
	Telenor ASA	181,689	3,236,786
	Tomra Systems ASA	35,649	1,780,932
	Yara International ASA	55,172	2,877,888

TOTAL NORWAY			40,218,670

PORTUGAL — (0.2%)
*	Banco Espirito Santo SA	513,592	0
	EDP - Energias de Portugal SA	475,395	2,642,508
	EDP Renovaveis SA	90,766	2,162,653
	Galp Energia SGPS SA	326,642	3,761,217
	Jeronimo Martins SGPS SA	109,726	2,003,538

TOTAL PORTUGAL			10,569,916

SINGAPORE — (0.7%)
	CapitaLand, Ltd.	304,250	848,146
	City Developments, Ltd.	149,000	881,405
	Dairy Farm International Holdings, Ltd.	104,600	455,746
	DBS Group Holdings, Ltd.	459,923	10,307,356
	Frasers Property, Ltd.	50,400	46,879
	Genting Singapore, Ltd.	835,100	541,604
	Great Eastern Holdings, Ltd.	13,000	224,141
	Hongkong Land Holdings, Ltd.	342,400	1,693,241
	Jardine Cycle & Carriage, Ltd.	71,910	1,251,768
	Keppel Corp., Ltd.	524,200	2,129,674
	Olam International, Ltd.	331,700	433,403
	Oversea-Chinese Banking Corp., Ltd.	687,790	6,287,449
*	SATS, Ltd.	220,636	671,249
	Sembcorp Industries, Ltd.	32,620	51,852
*	Singapore Airlines, Ltd.	498,200	1,888,135
	Singapore Exchange, Ltd.	211,400	1,656,043
	Singapore Technologies Engineering, Ltd.	424,600	1,228,348
	Singapore Telecommunications, Ltd.	1,964,350	3,685,406
	United Industrial Corp., Ltd.	12,595	26,570
	United Overseas Bank, Ltd.	280,165	5,584,461
	UOL Group, Ltd.	214,687	1,238,781
	Venture Corp., Ltd.	129,400	1,952,463
	Wilmar International, Ltd.	373,900	1,463,304
	Yangzijiang Shipbuilding Holdings, Ltd.	1,096,400	1,176,617

TOTAL SINGAPORE			45,724,041

SPAIN — (1.9%)
	Acciona SA	14,296	2,485,245
	ACS Actividades de Construccion y Servicios SA	192,847	6,283,096
*	Aena SME SA	15,836	2,752,227
*	Amadeus IT Group SA	54,976	3,743,757
	Banco Bilbao Vizcaya Argentaria SA	830,361	4,649,675
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	474,142	2,655,195
	Banco Santander SA	3,948,111	15,230,041
	CaixaBank SA	1,365,231	4,367,326
	Cellnex Telecom SA	63,539	3,594,024
	Endesa SA	123,225	3,241,027
	Ferrovial SA	102,406	2,907,406
#	Grifols SA	80,976	2,193,327
	Iberdrola SA	2,107,236	28,477,067
#	Industria de Diseno Textil SA	322,128	11,461,535

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Naturgy Energy Group SA	166,052	$4,265,806
	Red Electrica Corp. SA	169,736	3,116,021
	Repsol SA	426,267	5,088,047
*	Siemens Gamesa Renewable Energy SA	41,836	1,511,109
#	Telefonica SA, Sponsored ADR	150,586	706,248
	Telefonica SA	1,608,528	7,454,432

TOTAL SPAIN			116,182,611

SWEDEN — (3.0%)
	AAK AB	52,151	1,194,302
	AddTech AB, Class B	70,580	1,230,435
#	Alfa Laval AB	154,364	5,213,279
*	Annehem Fastigheter AB, Class B	29,878	104,556
	Assa Abloy AB, Class B	185,901	5,299,958
#	Atlas Copco AB, Class A	212,896	12,910,025
	Atlas Copco AB, Class B	123,970	6,432,671
	Avanza Bank Holding AB	49,212	1,766,476
	Axfood AB	49,605	1,241,351
	Beijer Ref AB	78,435	1,216,339
	BillerudKorsnas AB	86,203	1,760,506
#	Boliden AB	165,840	6,450,763
#	Castellum AB	41,599	1,013,022
	Dometic Group AB	144,085	2,267,490
#	Electrolux AB	159,148	4,463,605
	Elekta AB, Class B	123,917	1,657,119
	Epiroc AB, Class A	194,046	4,198,671
	Epiroc AB, Class B	123,148	2,411,176
	Essity AB, Class A	8,605	284,979
	Essity AB, Class B	187,852	6,131,114
#	Evolution Gaming Group AB	36,142	7,134,742
	Fabege AB	51,586	769,107
#*	Fastighets AB Balder, Class B	12,856	740,736
	Getinge AB, Class B	87,956	2,974,761
#*	H & M Hennes & Mauritz AB, Class B	225,500	5,548,963
	Hexagon AB, Class B	30,752	2,937,397
	Hexpol AB	123,278	1,511,437
	Holmen AB, Class B	34,011	1,604,709
	Husqvarna AB, Class A	12,600	177,060
	Husqvarna AB, Class B	226,851	3,159,023
	ICA Gruppen AB	42,191	1,944,711
	Indutrade AB	89,793	2,345,003
*	Kindred Group P.L.C.	22,557	388,234
	Lifco AB, Class B	12,647	1,354,401
	Lundin Energy AB	44,955	1,433,972
#*	Millicom International Cellular SA	77,735	3,071,988
	Nibe Industrier AB, Class B	55,310	2,019,977
*	Peab AB, Class B	149,393	2,155,081
	Saab AB, Class B	41,142	1,217,781
	Sagax AB, Class B	17,565	463,893
	Samhallsbyggnadsbolaget i Norden AB	147,663	561,660
	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	76,451
#	Sandvik AB	149,961	3,708,452
#	Securitas AB, Class B	189,529	3,226,243
*	Sinch AB	5,224	815,816
	Skandinaviska Enskilda Banken AB, Class A	294,782	3,777,084
	Skanska AB, Class B	202,978	5,497,278
	SKF AB, Class A	5,065	132,680
	SKF AB, Class B	190,050	4,910,086
*	SSAB AB, Class A	105,023	568,474

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	SSAB AB, Class B	269,825	$1,345,937
	Svenska Cellulosa AB SCA, Class A	8,605	155,316
#	Svenska Cellulosa AB SCA, Class B	216,928	3,798,707
	Svenska Handelsbanken AB, Class A	264,183	3,059,309
#	Svenska Handelsbanken AB, Class B	3,612	44,123
	Sweco AB, Class B	72,597	1,290,847
	Swedbank AB, Class A	155,285	2,726,046
	Swedish Match AB	42,500	3,479,240
*	Swedish Orphan Biovitrum AB	76,607	1,300,551
#	Tele2 AB, Class B	216,108	2,791,312
	Telefonaktiebolaget LM Ericsson, Class A	17,870	244,492
	Telefonaktiebolaget LM Ericsson, Class B	765,673	10,515,851
	Telia Co. AB	722,179	2,992,587
	Thule Group AB	33,845	1,535,133
	Trelleborg AB, Class B	94,037	2,446,450
	Volvo AB, Class A	92,380	2,324,561
	Volvo AB, Class B	456,002	11,135,828
#	Wallenstam AB, Class B	60,969	942,247

TOTAL SWEDEN			185,603,574

SWITZERLAND — (7.3%)
	ABB, Ltd.	262,935	8,540,693
	Adecco Group AG	70,529	4,780,424
*	Alcon, Inc.	133,442	10,065,545
*	Alcon, Inc.	34,924	2,623,137
	Baloise Holding AG	18,965	3,206,860
	Banque Cantonale Vaudoise	14,878	1,516,759
	Barry Callebaut AG	1,534	3,386,922
	Chocoladefabriken Lindt & Spruengli AG	31	3,064,908
	Cie Financiere Richemont SA	121,913	12,511,538
	Clariant AG	18,152	380,219
	Credit Suisse Group AG	389,107	4,077,832
#	Credit Suisse Group AG, Sponsored ADR	473,210	5,001,830
	EMS-Chemie Holding AG	1,611	1,504,210
	Geberit AG	8,326	5,478,576
	Givaudan SA	1,657	6,943,119
	Julius Baer Group, Ltd.	133,773	8,419,329
	Kuehne + Nagel International AG	19,912	5,953,586
	LafargeHolcim, Ltd.	218,678	13,494,115
	LafargeHolcim, Ltd.	29,333	1,809,484
	Logitech International SA	13,924	1,549,802
#	Logitech International SA	29,225	3,240,468
	Lonza Group AG	13,910	8,842,784
	Nestle SA	915,482	109,245,100
	Novartis AG, Sponsored ADR	140,403	11,967,952
	Novartis AG	442,743	37,782,068
	Partners Group Holding AG	4,495	6,402,979
	Roche Holding AG 710891904	8,668	3,013,925
	Roche Holding AG 711038901	227,381	74,161,583
	Schindler Holding AG	5,129	1,427,128
	SGS SA	1,689	4,997,584
	Sika AG	39,540	11,809,117
#*	Sonova Holding AG	10,501	3,109,346
	Straumann Holding AG	1,497	2,139,470
	Swatch Group AG (The)	12,268	3,760,222
	Swatch Group AG (The)	24,291	1,457,111
	Swiss Life Holding AG	13,809	6,728,178
	Swiss Prime Site AG	10,954	1,066,035
#	Swiss Re AG	102,932	9,556,321

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swisscom AG	20,449	$11,102,756
	Temenos AG	29,867	4,391,042
	UBS Group AG	435,575	6,651,490
#*	UBS Group AG	250,913	3,836,460
	VAT Group AG	5,496	1,569,460
#	Vifor Pharma AG	22,564	3,251,996
	Zurich Insurance Group AG	28,975	11,887,238

TOTAL SWITZERLAND			447,706,701

UNITED KINGDOM — (12.6%)
	3i Group P.L.C.	292,954	5,188,737
	Admiral Group P.L.C.	68,697	2,968,312
	Anglo American P.L.C.	293,898	12,461,400
	Antofagasta P.L.C.	145,315	3,743,333
	Ashtead Group P.L.C.	191,330	12,293,128
*	ASOS P.L.C.	29,680	2,139,657
*	Associated British Foods P.L.C.	123,893	3,953,063
#	AstraZeneca P.L.C., Sponsored ADR	570,883	30,296,761
	AstraZeneca P.L.C.	141,555	15,067,662
*	Auto Trader Group P.L.C.	449,765	3,540,817
	Avast P.L.C.	194,163	1,280,954
	AVEVA Group P.L.C.	20,051	963,679
	Aviva P.L.C.	1,504,514	8,317,776
	B&M European Value Retail SA	528,049	4,127,731
	BAE Systems P.L.C.	1,431,927	10,002,339
#	Barclays P.L.C., Sponsored ADR	773,083	7,398,404
	Barratt Developments P.L.C.	417,610	4,452,656
	Bellway P.L.C.	50,159	2,502,184
	Berkeley Group Holdings P.L.C.	51,310	3,279,146
#	BHP Group P.L.C., ADR	233,422	14,122,031
	BHP Group P.L.C.	242,396	7,299,703
*	Boohoo Group P.L.C.	423,708	1,988,573
	BP P.L.C., Sponsored ADR	713,472	17,950,968
	BP P.L.C.	1,072,130	4,488,306
	British American Tobacco P.L.C., Sponsored ADR	34,341	1,288,131
	British American Tobacco P.L.C.	342,327	12,701,476
*	BT Group P.L.C.	6,222,464	14,193,084
	Bunzl P.L.C.	124,176	3,992,606
*	Burberry Group P.L.C.	197,464	5,620,469
*	Carnival P.L.C.	22,654	529,573
#*	Carnival P.L.C., ADR	26,209	626,657
	CNH Industrial NV	49,211	734,346
	Coca-Cola HBC AG	88,824	3,069,927
*	Compass Group P.L.C.	475,144	10,336,410
	ConvaTec Group P.L.C.	626,144	1,886,876
	Croda International P.L.C.	42,733	3,992,118
	DCC P.L.C.	41,323	3,585,556
	Diageo P.L.C., Sponsored ADR	105,239	18,874,615
	Diageo P.L.C.	169,923	7,628,075
	Direct Line Insurance Group P.L.C.	685,160	2,695,907
	DS Smith P.L.C.	846,006	4,917,490
*	easyJet P.L.C.	54,536	779,693
	Electrocomponents P.L.C.	127,308	1,873,749
*	Entain P.L.C.	198,261	4,634,672
	Evraz P.L.C.	271,212	2,405,195
	Experian P.L.C.	293,833	11,327,713
	Ferguson P.L.C.	91,564	11,548,596
	Fresnillo P.L.C.	49,426	562,028
#	GlaxoSmithKline P.L.C., Sponsored ADR	352,222	13,151,969

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	GlaxoSmithKline P.L.C.	406,661	$7,514,991
	Glencore P.L.C.	2,761,532	11,248,880
	Halma P.L.C.	73,034	2,609,694
	Hargreaves Lansdown P.L.C.	114,041	2,707,520
	Hikma Pharmaceuticals P.L.C.	73,659	2,482,244
	HomeServe P.L.C.	184,841	2,793,427
*	Howden Joinery Group P.L.C.	387,823	4,332,561
#	HSBC Holdings P.L.C.	1,377,459	8,600,456
	HSBC Holdings P.L.C., Sponsored ADR	513,558	16,033,281
	Imperial Brands P.L.C., Sponsored ADR	38,600	807,705
	Imperial Brands P.L.C.	480,984	10,025,396
*	Informa P.L.C.	421,585	3,277,027
*	InterContinental Hotels Group P.L.C., ADR	1,227	87,280
*	InterContinental Hotels Group P.L.C.	39,805	2,828,663
	Intermediate Capital Group P.L.C.	87,356	2,637,263
*	International Consolidated Airlines Group SA	232,487	651,964
	Intertek Group P.L.C.	41,127	3,486,305
*	ITV P.L.C.	1,857,148	3,103,968
	J Sainsbury P.L.C.	1,003,207	3,295,027
*	JD Sports Fashion P.L.C.	241,641	3,065,094
	Johnson Matthey P.L.C.	113,307	5,084,561
*	Just Eat Takeaway.com NV	29,839	3,092,515
*	Kingfisher P.L.C.	1,084,155	5,352,106
	Legal & General Group P.L.C.	1,820,969	6,836,985
*	Liberty Global P.L.C., Class A	6,400	172,150
*	Liberty Global P.L.C., Class C	15,389	416,420
	Lloyds Banking Group P.L.C.	11,430,511	7,167,837
#	Lloyds Banking Group P.L.C., ADR	347,746	865,888
	London Stock Exchange Group P.L.C.	55,711	5,691,876
	M&G P.L.C.	1,502,506	4,509,944
	Melrose Industries P.L.C.	1,340,050	3,016,712
	Mondi P.L.C.	238,269	6,467,509
	National Grid P.L.C.	264,511	3,334,304
	National Grid P.L.C., Sponsored ADR	89,281	5,622,917
	Natwest Group P.L.C.	1,414,551	3,838,825
	Natwest Group P.L.C., Sponsored ADR	252,195	1,364,375
*	Next P.L.C.	32,817	3,536,563
	Ninety One P.L.C.	43,513	147,060
*	NMC Health P.L.C.	40,307	14,511
*	Ocado Group P.L.C.	44,739	1,295,146
	Pearson P.L.C.	187,229	2,147,903
	Pearson P.L.C., Sponsored ADR	122,757	1,411,706
	Pennon Group P.L.C.	106,774	1,525,151
	Persimmon P.L.C.	121,934	5,274,929
	Phoenix Group Holdings P.L.C.	286,676	2,812,229
#	Prudential P.L.C., ADR	18,823	799,225
#	Prudential P.L.C.	381,130	8,070,152
	Reckitt Benckiser Group P.L.C.	172,565	15,364,774
#	RELX P.L.C., Sponsored ADR	218,250	5,691,961
	RELX P.L.C.	170,011	4,411,013
	RELX P.L.C.	217,352	5,655,651
	Renishaw P.L.C.	10,667	921,020
	Rentokil Initial P.L.C.	566,438	3,914,805
	Rightmove P.L.C.	464,177	3,934,929
	Rio Tinto P.L.C.	154,229	12,917,783
#	Rio Tinto P.L.C., Sponsored ADR	267,962	22,792,848
*	Rolls-Royce Holdings P.L.C.	1,513,143	2,189,830
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	788,894	28,250,294
	Royal Dutch Shell P.L.C., Class B	36,838	659,158

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
* Royal Mail P.L.C.	404,908	$2,774,096
RSA Insurance Group P.L.C.	315,719	2,973,406
Sage Group P.L.C. (The)	310,458	2,735,325
Schroders P.L.C.	39,981	1,991,991
Schroders P.L.C.	17,881	650,332
Severn Trent P.L.C.	90,146	3,085,723
Smith & Nephew P.L.C., Sponsored ADR	1	22
Smith & Nephew P.L.C.	178,234	3,857,652
Smiths Group P.L.C.	128,126	2,877,495
Spectris P.L.C.	19,556	878,453
Spirax-Sarco Engineering P.L.C.	22,617	3,691,634
SSE P.L.C.	502,290	10,183,188
St James’s Place P.L.C.	255,058	4,797,220
Standard Chartered P.L.C.	980,153	7,031,557
Standard Life Aberdeen P.L.C.	1,583,755	6,069,329
Tate & Lyle P.L.C.	192,801	2,132,873
Taylor Wimpey P.L.C.	1,521,883	3,775,325
Tesco P.L.C.	3,643,543	11,122,150
* Travis Perkins P.L.C.	94,961	2,016,528
#* TUI AG	84,063	502,243
Unilever P.L.C., Sponsored ADR	500,291	29,377,088
Unilever P.L.C. B10RB6905	268,265	15,664,319
Unilever P.L.C. B10RZP905	89,128	5,220,858
United Utilities Group P.L.C.	233,395	3,121,841
Vodafone Group P.L.C.	7,067,606	13,337,976
# Vodafone Group P.L.C., Sponsored ADR	237,113	4,493,298
* Weir Group P.L.C. (The)	127,397	3,371,744
* Whitbread P.L.C.	81,465	3,652,339
* Wickes Group P.L.C.	106,405	367,303
Wm Morrison Supermarkets P.L.C.	1,309,357	3,144,658
WPP P.L.C., Sponsored ADR	250	16,880
WPP P.L.C.	604,792	8,153,875

TOTAL UNITED KINGDOM		774,015,283

UNITED STATES — (0.0%)
Ovintiv, Inc.	1	14

TOTAL COMMON STOCKS		5,669,370,159

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Bayerische Motoren Werke AG	25,961	2,126,264
Henkel AG & Co. KGaA	30,731	3,530,059
Porsche Automobil Holding SE	58,770	6,195,323
Sartorius AG	11,983	6,761,051
Volkswagen AG	72,623	18,908,085

TOTAL GERMANY		37,520,782

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
* Euronext NV Rights 05/10/21	22,212	260,368

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
SWITZERLAND — (0.0%)
* Credit Suisse Group AG Rights 05/06/21	389,107	$0

TOTAL RIGHTS/WARRANTS		260,368

TOTAL INVESTMENT SECURITIES (Cost $3,781,219,017)		5,707,151,309

		Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	39,253,088	454,158,230

TOTAL INVESTMENTS — (100.0%) (Cost $4,235,349,235)		$6,161,309,539

As of April 30, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	259	06/18/21	$51,807,368	$54,058,480	$2,251,112

Total Futures Contracts			$51,807,368	$54,058,480	$2,251,112

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,241,189	$350,857,174	—	$357,098,363
Austria	—	9,362,418	—	9,362,418
Belgium	—	54,204,716	—	54,204,716
Canada	529,817,946	3,013,277	—	532,831,223
Denmark	4,110,659	131,363,709	—	135,474,368
Finland	65,183	72,112,495	—	72,177,678
France	6,053,173	560,213,114	—	566,266,287
Germany	15,335,501	403,432,744	—	418,768,245
Hong Kong	658,483	157,048,552	—	157,707,035
Ireland	16,750,361	24,831,699	—	41,582,060
Israel	8,179,713	20,758,645	—	28,938,358
Italy	7,550,251	130,534,645	—	138,084,896
Japan	29,867,710	1,264,136,311	—	1,294,004,021
Netherlands	64,041,604	156,273,044	—	220,314,648
New Zealand	—	22,535,033	—	22,535,033
Norway	79,281	40,139,389	—	40,218,670
Portugal	—	10,569,916	—	10,569,916
Singapore	—	45,724,041	—	45,724,041
Spain	3,361,443	112,821,168	—	116,182,611
Sweden	—	185,603,574	—	185,603,574
Switzerland	34,112,255	413,594,446	—	447,706,701
United Kingdom	222,280,177	551,735,106	—	774,015,283
United States	14	—	—	14

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$37,520,782	—	$37,520,782
Rights/Warrants
France	—	260,368	—	260,368
Securities Lending Collateral	—	454,158,230	—	454,158,230
Futures Contracts**	$2,251,112	—	—	2,251,112

TOTAL	$950,756,055	$5,212,804,596	—	$6,163,560,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.2%)
AUSTRALIA — (6.4%)
#*	3P Learning, Ltd.	182,513	$183,954
*	A2B Australia, Ltd.	950,290	935,756
	Accent Group, Ltd.	1,632,618	3,692,284
#	Adairs, Ltd.	407,492	1,450,496
	Adbri, Ltd.	1,528,552	3,777,199
*	Afterpay, Ltd.	21,683	1,952,889
	AGL Energy, Ltd.	490,894	3,382,415
*	Ainsworth Game Technology, Ltd.	365,058	228,995
#*	Alkane Resources, Ltd.	2,028,893	1,148,774
	ALS, Ltd.	724,258	5,864,852
	Altium, Ltd.	324,187	7,393,306
	Alumina, Ltd.	2,988,343	3,959,780
#*	AMA Group, Ltd.	1,138,869	485,122
#	AMP, Ltd.	11,765,732	10,103,797
	Ampol, Ltd.	774,153	15,259,996
	Ansell, Ltd.	356,503	11,597,145
	APA Group	1,158,388	8,950,100
	Appen, Ltd.	122,052	1,469,378
	ARB Corp., Ltd.	220,184	6,606,028
#*	Ardent Leisure Group, Ltd.	1,412,871	934,098
	Aristocrat Leisure, Ltd.	775,551	22,120,498
	Asaleo Care, Ltd.	2,961,663	3,215,178
	ASX, Ltd.	43,079	2,420,559
	Atlas Arteria, Ltd.	1,515,596	7,024,486
	AUB Group, Ltd.	98,733	1,549,657
#	Aurelia Metals, Ltd.	4,097,023	1,318,804
	Aurizon Holdings, Ltd.	5,227,723	15,039,997
	AusNet Services	3,152,081	4,613,786
	Austal, Ltd.	1,211,556	2,248,285
	Australia & New Zealand Banking Group, Ltd.	2,080,422	45,903,008
*	Australian Agricultural Co., Ltd.	1,805,674	1,597,967
#	Australian Ethical Investment, Ltd.	4,975	33,347
	Australian Finance Group, Ltd.	403,684	873,355
	Australian Pharmaceutical Industries, Ltd.	2,267,108	2,068,058
#*	Australian Strategic Materials, Ltd.	451,954	1,663,822
	Australian Vintage, Ltd.	112,455	64,006
	Auswide Bank, Ltd.	39,491	194,893
	AVJennings, Ltd.	297,081	123,676
	Baby Bunting Group, Ltd.	244,513	1,178,240
#	Bank of Queensland, Ltd.	3,160,986	21,907,692
*	Bannerman Resources, Ltd.	607,631	64,767
	Bapcor, Ltd.	978,471	5,815,913
	Beach Energy, Ltd.	11,632,707	11,275,207
	Bega Cheese, Ltd.	1,076,839	5,297,308
	Bell Financial Group, Ltd.	34,665	48,069
	Bendigo & Adelaide Bank, Ltd.	1,824,383	14,475,457
	BHP Group, Ltd.	4,074,214	148,284,616
#	BHP Group, Ltd., Sponsored ADR	623,528	45,367,897
	Bingo Industries, Ltd.	104,020	273,218
#	Blackmores, Ltd.	52,019	2,865,281
#*	Blue Sky Alternative Investments, Ltd.	32,768	876
	BlueScope Steel, Ltd.	2,399,569	39,668,844
*	Boral, Ltd.	3,763,852	17,927,237
	Brambles, Ltd.	1,245,424	9,976,993
	Bravura Solutions, Ltd.	436,350	944,997

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Breville Group, Ltd.	377,173	$7,553,468
	Brickworks, Ltd.	400,689	6,254,996
	BSA, Ltd.	28,427	6,780
	BWX, Ltd.	197,079	712,406
	Capitol Health, Ltd.	1,767,071	510,151
	Cardno, Ltd.	806,457	491,104
#*	Carnarvon Petroleum, Ltd.	1,228,418	245,015
	Carsales.com, Ltd.	956,934	14,618,760
#	Cash Converters International, Ltd.	2,116,492	375,794
#*	Catapult Group International, Ltd.	170,410	268,387
	Cedar Woods Properties, Ltd.	238,104	1,344,498
	Centrebet Litigation	22,005	0
	Centrebet Litigation Claim	22,005	0
	Challenger, Ltd.	2,020,260	7,930,097
*	Champion Iron, Ltd.	99,931	521,430
#*	CIMIC Group, Ltd.	137,887	2,052,813
*	City Chic Collective, Ltd.	137,957	495,490
#	Class, Ltd.	241,974	289,235
*	Clean Seas Seafood, Ltd.	36,060	17,714
	Cleanaway Waste Management, Ltd.	8,574,683	18,798,458
	Clinuvel Pharmaceuticals, Ltd.	42,853	956,208
#	Clover Corp., Ltd.	41,173	59,557
	Cochlear, Ltd.	74,643	12,777,369
	Codan, Ltd.	587,540	8,045,826
	Coles Group, Ltd.	1,682,114	21,123,430
#*	Collection House, Ltd.	706,526	119,803
	Collins Foods, Ltd.	678,091	5,935,161
	Commonwealth Bank of Australia	1,042,706	71,380,082
	Computershare, Ltd.	757,605	8,237,195
#*	Cooper Energy, Ltd.	5,586,157	1,048,855
*	Corporate Travel Management, Ltd.	226,972	3,216,618
	Costa Group Holdings, Ltd.	1,327,144	4,760,631
	Credit Corp. Group, Ltd.	249,236	5,545,951
*	Crown Resorts, Ltd.	985,251	9,252,168
	CSL, Ltd.	345,823	72,240,492
	CSR, Ltd.	3,061,776	14,061,476
	Data#3, Ltd.	437,358	2,088,097
*	Decmil Group, Ltd.	452,511	188,257
*	Deep Yellow, Ltd.	22,504	11,409
	Deterra Royalties, Ltd.	340,216	1,140,614
#	Dicker Data, Ltd.	125,643	1,013,769
*	Domain Holdings Australia, Ltd.	629,225	2,455,395
	Domino’s Pizza Enterprises, Ltd.	229,148	18,818,116
	Downer EDI, Ltd.	3,198,868	13,818,874
#	Eagers Automotive, Ltd.	455,856	5,485,494
#*	Eclipx Group, Ltd.	1,463,546	2,141,274
	Elders, Ltd.	554,100	5,192,300
*	Electro Optic Systems Holdings, Ltd.	10,797	38,340
*	Elmo Software, Ltd.	7,867	34,423
#*	Emeco Holdings, Ltd.	600,518	437,951
#*	Energy World Corp., Ltd.	9,786,818	867,062
	Enero Group, Ltd.	5,403	13,339
	EQT Holdings, Ltd.	16,761	315,784
*	Estia Health, Ltd.	1,064,868	2,012,487
	Euroz, Ltd.	120,908	148,638
#	EVENT Hospitality and Entertainment, Ltd.	381,652	3,747,516
	Evolution Mining, Ltd.	5,264,626	18,640,994
#*	FAR, Ltd.	4,786,609	15,118
	Finbar Group, Ltd.	5,532	3,483

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Fleetwood, Ltd.	339,421	$662,409
#*	Flight Centre Travel Group, Ltd.	339,950	4,358,180
	Fortescue Metals Group, Ltd.	5,627,697	97,366,540
	G8 Education, Ltd.	4,399,053	3,378,821
#*	Galaxy Resources, Ltd.	1,039,550	3,115,221
	Genworth Mortgage Insurance Australia, Ltd.	1,224,776	2,572,583
	Gold Road Resources, Ltd.	1,431,330	1,399,467
	GrainCorp, Ltd., Class A	1,135,294	4,466,727
	Grange Resources, Ltd.	2,046,058	898,259
*	Greenland Minerals, Ltd.	413,383	25,478
	GUD Holdings, Ltd.	382,539	3,933,118
	GWA Group, Ltd.	962,834	2,216,791
	Hansen Technologies, Ltd.	523,496	2,295,180
#	Harvey Norman Holdings, Ltd.	2,027,043	8,223,056
	Healius, Ltd.	8,175,187	25,999,129
*	Highfield Resources, Ltd.	276,159	161,128
*	HT&E, Ltd.	1,261,324	1,737,567
#	HUB24, Ltd.	21,700	420,939
#*	Humm Group, Ltd.	1,837,780	1,259,750
*	Huon Aquaculture Group, Ltd.	39,837	77,228
	IDP Education, Ltd.	487,949	8,522,963
	IGO, Ltd.	2,848,309	16,275,336
	Iluka Resources, Ltd.	340,216	2,016,526
	Imdex, Ltd.	1,184,969	1,722,855
*	Incitec Pivot, Ltd.	6,322,940	12,834,997
	Infomedia, Ltd.	1,490,914	1,804,494
#	Inghams Group, Ltd.	1,236,578	3,113,699
	Insurance Australia Group, Ltd.	2,233,674	8,416,039
	Intega Group, Ltd.	1,074,416	420,581
	Integral Diagnostics, Ltd.	203,621	713,174
#	Integrated Research, Ltd.	399,026	780,719
#	InvoCare, Ltd.	523,747	4,561,775
	IOOF Holdings, Ltd.	2,337,114	6,564,532
	IPH, Ltd.	631,544	3,445,720
	IRESS, Ltd.	491,886	3,818,344
	IVE Group, Ltd.	131,197	138,249
	James Hardie Industries P.L.C.	388,289	12,795,817
#	James Hardie Industries P.L.C., Sponsored ADR	39,415	1,309,760
*	Japara Healthcare, Ltd.	1,909,975	1,484,203
#	JB Hi-Fi, Ltd.	892,412	31,747,534
	Johns Lyng Group, Ltd.	33,123	104,127
	Juno Minerals, Ltd.	85,168	5,354
	Jupiter Mines, Ltd.	1,390,381	362,943
*	Karoon Energy, Ltd.	2,742,547	2,684,958
*	Kingsgate Consolidated, Ltd.	852,568	552,272
#	Kogan.com, Ltd.	231,472	1,968,377
#	Lednium Technology Pty, Ltd.	21,998	0
	Lendlease Corp., Ltd.	1,136,004	11,100,707
	Lifestyle Communities, Ltd.	39,883	429,717
	Link Administration Holdings, Ltd.	1,505,660	5,769,095
	Lovisa Holdings, Ltd.	198,207	2,218,614
	Lycopodium, Ltd.	16,033	67,963
#*	Lynas Rare Earths, Ltd.	1,365,782	5,751,430
	MACA, Ltd.	1,448,816	1,027,941
	Macmahon Holdings, Ltd.	4,944,481	722,210
	Macquarie Group, Ltd.	221,499	27,302,514
	Magellan Financial Group, Ltd.	290,957	10,839,553
*	Mayne Pharma Group, Ltd.	4,729,486	1,470,085
	McMillan Shakespeare, Ltd.	451,962	3,859,814

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	McPherson’s, Ltd.	629,467	$740,160
	Medibank Pvt, Ltd.	4,221,485	10,016,204
#	Medusa Mining, Ltd.	1,871,019	1,153,298
#*	Mesoblast, Ltd.	325,946	495,254
*	Mesoblast, Ltd., Sponsored ADR	1,592	12,195
#*	Metals X, Ltd.	1,267,463	227,554
	Metcash, Ltd.	6,698,073	18,350,697
#	Michael Hill International, Ltd.	72,300	46,069
	Michael Hill International, Ltd.	43,121	26,995
*	Millennium Minerals, Ltd.	679,921	0
	Mineral Resources, Ltd.	1,346,694	49,181,856
*	MMA Offshore, Ltd.	793,720	191,693
	MNF Group, Ltd.	84,045	374,372
	Moelis Australia, Ltd.	5,451	22,741
	Monadelphous Group, Ltd.	295,291	2,887,141
	Monash IVF Group, Ltd.	1,407,719	925,883
	Money3 Corp., Ltd.	696,751	1,669,238
	Mortgage Choice, Ltd.	349,753	517,678
	Mount Gibson Iron, Ltd.	1,817,082	1,292,195
#*	Myer Holdings, Ltd.	17,510,961	4,237,965
	MyState, Ltd.	178,236	602,359
#*	Nanosonics, Ltd.	47,335	219,397
	National Australia Bank, Ltd.	2,749,172	56,259,535
	Navigator Global Investments, Ltd.	411,806	483,081
#*	Neometals, Ltd.	551,838	224,870
	Netwealth Group, Ltd.	81,162	929,014
#	New Hope Corp., Ltd.	1,919,087	1,713,953
	Newcrest Mining, Ltd.	407,486	8,328,215
*	NEXTDC, Ltd.	186,159	1,655,579
	nib holdings, Ltd.	1,879,111	8,942,685
	Nick Scali, Ltd.	254,036	2,188,210
	Nine Entertainment Co. Holdings, Ltd.	7,524,955	16,555,515
	Northern Star Resources, Ltd.	4,213,270	33,851,239
	NRW Holdings, Ltd.	2,895,425	4,315,246
*	Nufarm, Ltd.	1,340,510	5,380,607
	OFX Group, Ltd.	962,104	891,432
	Oil Search, Ltd.	3,503,971	10,120,868
	OM Holdings, Ltd.	418,603	298,371
	Omni Bridgeway, Ltd.	471,791	1,367,254
*	oOh!media, Ltd.	3,054,753	4,011,776
	Orica, Ltd.	303,380	3,158,539
	Origin Energy, Ltd.	3,766,085	12,042,359
	Orora, Ltd.	4,597,026	11,248,039
	OZ Minerals, Ltd.	1,726,597	31,500,268
	Pacific Current Group, Ltd.	188,201	803,687
	Pacific Smiles Group, Ltd.	108,709	239,407
	Pact Group Holdings, Ltd.	868,271	2,428,471
*	Panoramic Resources, Ltd.	6,013,888	738,579
*	Paragon Care, Ltd.	90,224	15,592
	Peet, Ltd.	973,556	919,615
	Pendal Group, Ltd.	1,045,342	5,929,419
*	Peninsula Energy, Ltd.	100,649	9,646
	Perenti Global, Ltd.	3,067,062	2,567,528
	Perpetual, Ltd.	208,061	5,545,299
*	Perseus Mining, Ltd.	4,895,508	4,581,981
	Platinum Asset Management, Ltd.	1,101,774	4,000,207
#*	Praemium, Ltd.	1,027,677	609,823
	Premier Investments, Ltd.	300,365	6,082,505
	Prime AET&D Holdings No.1, Ltd.	26	0

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Pro Medicus, Ltd.	159,511	$5,794,363
	PSC Insurance Group, Ltd.	36,609	100,123
#	PWR Holdings, Ltd.	148,298	684,167
*	Qantas Airways, Ltd.	3,030,460	11,494,778
	QBE Insurance Group, Ltd.	2,391,559	18,091,116
	Qube Holdings, Ltd.	4,260,805	9,865,986
	Ramelius Resources, Ltd.	2,599,034	3,369,692
	Ramsay Health Care, Ltd.	232,123	12,033,089
	REA Group, Ltd.	77,397	9,416,486
	Reckon, Ltd.	132,862	81,831
	Reece, Ltd.	131,241	2,053,320
#	Regis Healthcare, Ltd.	563,410	998,360
	Regis Resources, Ltd.	3,367,166	6,712,650
*	Reject Shop, Ltd. (The)	140,659	654,179
	Reliance Worldwide Corp., Ltd.	1,033,752	3,918,295
#	Resimac Group, Ltd.	37,813	69,720
#*	Resolute Mining, Ltd.	4,396,079	1,634,768
	Rhipe, Ltd.	21,642	32,900
*	Ridley Corp., Ltd.	1,245,370	1,023,641
	Rio Tinto, Ltd.	692,143	64,331,163
*	Salmat, Ltd.	68,805	0
	Sandfire Resources, Ltd.	1,405,275	7,191,814
	Santos, Ltd.	5,245,280	27,844,105
	SeaLink Travel Group, Ltd.	214,475	1,665,519
*	SEEK, Ltd.	218,442	5,205,941
#	Select Harvests, Ltd.	542,132	2,562,654
#	Senex Energy, Ltd.	890,075	2,140,534
	Servcorp, Ltd.	186,176	508,217
	Service Stream, Ltd.	1,657,336	1,308,563
#	Seven Group Holdings, Ltd.	436,760	7,218,899
#*	Seven West Media, Ltd.	4,443,757	1,618,293
	SG Fleet Group, Ltd.	285,324	668,139
	Shaver Shop Group, Ltd.	284,855	231,935
	Sigma Healthcare, Ltd.	12,564,537	5,791,698
*	Silver Lake Resources, Ltd.	2,783,950	3,704,923
	Sims, Ltd.	826,113	10,015,375
*	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp., Ltd.	325,923	1,764,505
	Sonic Healthcare, Ltd.	473,422	13,085,356
	South32, Ltd., ADR	476,677	5,243,447
	South32, Ltd.	5,309,068	11,688,161
*	Southern Cross Media Group, Ltd.	1,129,009	1,618,955
	Spark Infrastructure Group	4,137,262	6,987,464
#*	Speedcast International, Ltd.	1,370,682	0
#	SRG Global, Ltd.	103,260	35,638
	St Barbara, Ltd.	3,965,698	5,605,148
*	Star Entertainment Grp, Ltd. (The)	3,440,785	10,523,788
	Steadfast Group, Ltd.	942,705	3,024,410
	Suncorp Group, Ltd.	2,074,057	16,774,047
	Sunland Group, Ltd.	474,685	860,160
	Super Retail Group, Ltd.	1,409,257	12,943,860
*	Superloop, Ltd.	223,850	178,782
*	Sydney Airport	1,269,245	6,036,041
*	Syrah Resources, Ltd.	1,673,665	1,510,221
	Tabcorp Holdings, Ltd.	4,336,691	16,535,152
#	Tassal Group, Ltd.	1,212,059	3,446,515
	Technology One, Ltd.	1,268,229	9,252,354
	Telstra Corp., Ltd.	5,141,357	13,431,150
	Telstra Corp., Ltd., ADR	35,561	464,782

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Tiger Resources, Ltd.	1,677,917	$259
	TPG Telecom, Ltd.	1,685,960	7,157,827
	Transurban Group	959,373	10,461,261
	Treasury Wine Estates, Ltd.	898,000	6,939,775
*	Tuas, Ltd.	842,979	410,298
	United Malt Grp, Ltd.	1,299,693	4,572,091
	Virgin Australia Holdings, Ltd.	3,195,173	0
	Virtus Health, Ltd.	400,609	1,761,396
	Vita Group, Ltd.	881,280	561,536
	Viva Energy Group, Ltd.	1,170,957	1,758,345
*	Vocus Group, Ltd.	2,838,013	11,963,023
	WAM Capital, Ltd.	280,342	502,065
*	Warrego Energy, Ltd.	189,059	33,386
#*	Webjet, Ltd.	629,836	2,405,639
	Wesfarmers, Ltd.	1,053,578	43,919,417
	Western Areas, Ltd.	1,862,415	3,294,990
*	Westgold Resources, Ltd.	1,078,830	1,781,694
	Westpac Banking Corp.	2,374,268	45,753,739
	Westpac Banking Corp., Sponsored ADR	221,488	4,274,718
#*	Whitehaven Coal, Ltd.	4,484,129	4,390,195
	WiseTech Global, Ltd.	35,900	864,069
	Woodside Petroleum, Ltd.	1,198,198	20,897,376
	Woolworths Group, Ltd.	927,704	28,136,374
	Worley, Ltd.	1,083,502	8,990,768
*	Xero, Ltd.	40,361	4,396,755
*	Zip Co., Ltd.	43,800	269,161

TOTAL AUSTRALIA			2,199,663,759

AUSTRIA — (0.6%)
	Addiko Bank AG	1,820	29,831
	Agrana Beteiligungs AG	54,022	1,168,771
*	ams AG	356,376	6,178,926
	ANDRITZ AG	281,148	15,277,903
	AT&S Austria Technologie & Systemtechnik AG	198,230	7,634,728
	Atrium European Real Estate, Ltd.	544,044	1,771,236
#*	DO & CO AG	23,970	2,044,904
*	Erste Group Bank AG	655,199	23,287,246
	EVN AG	126,200	2,879,838
*	FACC AG	30,403	322,841
*	Flughafen Wien AG	14,863	542,128
*	IMMOFINANZ AG	223,231	4,644,848
#*	Kapsch TrafficCom AG	10,948	193,256
#*	Lenzing AG	55,037	7,265,350
	Mayr Melnhof Karton AG	22,086	4,583,720
	Oberbank AG	2,814	291,610
#	Oesterreichische Post AG	143,988	6,383,219
	OMV AG	325,605	16,006,242
	Palfinger AG	44,518	2,007,664
#*	POLYTEC Holding AG	62,865	819,706
*	Porr AG	44,562	846,446
	Raiffeisen Bank International AG	718,675	15,701,338
	Rosenbauer International AG	4,139	282,720
	S IMMO AG	151,701	3,938,398
	Schoeller-Bleckmann Oilfield Equipment AG	30,913	1,320,945
	Semperit AG Holding	39,636	1,796,131
	Strabag SE	73,730	2,925,606
	Telekom Austria AG	563,641	4,606,536
	Telekom Austria AG, ADR	4,200	68,796
	UBM Development AG	4,181	204,039

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	UNIQA Insurance Group AG	672,087	$5,394,569
#	Verbund AG	34,114	2,801,547
	Vienna Insurance Group AG Wiener Versicherung Gruppe	208,758	5,596,686
	voestalpine AG	627,528	27,224,854
	Wienerberger AG	288,578	11,313,460
	Zumtobel Group AG	94,706	959,725

TOTAL AUSTRIA			188,315,763

BELGIUM — (1.2%)
	Ackermans & van Haaren NV	111,713	17,862,284
	Ageas SA	679,462	41,093,753
*	AGFA-Gevaert NV	1,424,664	7,013,951
#*	Akka Technologies	41,036	1,172,739
#	Anheuser-Busch InBev SA	913,054	64,673,859
#	Anheuser-Busch InBev SA, Sponsored ADR	118,114	8,381,369
*	Argenx SE, ADR	1,353	387,919
*	Argenx SE	5,420	1,557,475
*	Argenx SE	6,674	1,917,820
	Atenor	1,966	143,260
	Banque Nationale de Belgique	92	204,079
	Barco NV	167,687	4,266,528
	Bekaert SA	236,047	10,363,744
#*	Biocartis Group NV	19,986	102,808
*	bpost SA	419,997	4,463,610
*	Celyad Oncology SA	6,859	44,371
*	Celyad Oncology SA, Sponsored ADR	600	3,792
#*	Cie d’Entreprises CFE	55,505	5,620,161
*	Deceuninck NV	283,216	956,854
	D’ieteren SA	169,624	18,418,220
	Econocom Group SA	458,105	1,832,544
#	Elia Group SA	82,287	8,907,476
	Etablissements Franz Colruyt NV	303,267	17,977,539
	Euronav NV	692,057	5,965,064
#*	Euronav NV	150,186	1,279,585
*	EVS Broadcast Equipment SA	55,652	1,177,283
#*	Exmar NV	139,830	587,627
	Fagron	233,349	5,234,161
*	Galapagos NV	7,922	616,768
	Gimv NV	86,972	5,458,434
#	Immobel SA	8,119	640,605
#	Ion Beam Applications	15,308	314,441
#*	Jensen-Group NV	9,610	326,755
*	KBC Group NV	364,779	28,302,667
#*	Kinepolis Group NV	65,554	3,558,404
	Lotus Bakeries NV	524	2,853,947
*	MDxHealth	25,853	36,174
	Melexis NV	89,077	9,696,950
#*	Ontex Group NV	324,750	4,232,787
#	Orange Belgium SA	184,115	4,865,726
#*	Oxurion NV	114,034	361,359
	Picanol	5,463	505,623
#	Proximus SADP	567,120	12,082,464
	Recticel SA	258,558	3,945,971
	Resilux	5,708	1,160,376
*	Roularta Media Group NV	8,176	145,916
	Shurgard Self Storage SA	9,480	441,019
*	Sipef NV	15,936	903,300
	Solvay SA	268,761	34,176,327
	Telenet Group Holding NV	119,152	5,095,121

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	TER Beke SA	1,906	$263,892
*	Tessenderlo Group SA	220,869	9,426,225
	UCB SA	139,277	12,896,774
	Umicore SA	350,591	21,302,814
	Van de Velde NV	23,803	728,900
	Viohalco SA	172,079	1,045,111

TOTAL BELGIUM			396,994,725

CANADA — (9.7%)
*	5N Plus, Inc.	279,292	936,162
	Absolute Software Corp.	134,663	2,016,960
	Acadian Timber Corp.	46,164	762,421
#*	AcuityAds Holdings, Inc.	20,816	237,263
#*	Advantage Oil & Gas, Ltd.	4,531,506	12,018,639
	Aecon Group, Inc.	337,250	5,119,867
#*	Africa Oil Corp.	435,095	424,776
#	AG Growth International, Inc.	45,108	1,581,707
	AGF Management, Ltd., Class B	847,621	5,240,955
	Agnico Eagle Mines, Ltd.	160	10,005
	Agnico Eagle Mines, Ltd.	175,638	10,966,837
#*	Aimia, Inc.	381,890	1,525,509
*	Air Canada	203,703	4,105,051
#	AirBoss of America Corp.	86,301	2,878,689
	Alamos Gold, Inc., Class A	2,205,854	17,676,985
	Alamos Gold, Inc., Class A	315,973	2,527,784
	Alaris Equity Partners Income	87,339	1,208,670
*	Alcanna, Inc.	118,660	729,829
#*	Alexco Resource Corp.	12,200	33,151
	Algoma Central Corp.	16,660	229,200
	Algonquin Power & Utilities Corp.	786,894	12,695,040
	Alimentation Couche-Tard, Inc., Class B	792,230	26,844,876
#	AltaGas, Ltd.	822,812	15,376,473
#	Altius Minerals Corp.	170,895	2,327,448
	Altus Group, Ltd.	104,879	5,299,626
#*	Americas Gold & Silver Corp.	51,477	110,983
*	Amerigo Resources, Ltd.	206,754	208,579
	Andrew Peller, Ltd., Class A	95,969	885,399
#	ARC Resources, Ltd.	3,376,466	21,234,250
*	Argonaut Gold, Inc.	1,282,777	2,817,799
*	Aritzia, Inc.	292,698	7,303,460
	Atco, Ltd., Class I	146,472	5,027,583
#*	Athabasca Oil Corp.	2,290,456	1,118,068
*	ATS Automation Tooling Systems, Inc.	191,967	4,630,697
#*	Aurora Cannabis, Inc.	12,892	114,847
*	AutoCanada, Inc.	227,348	8,759,876
#	B2Gold Corp.	5,742,597	27,658,281
#	Badger Daylighting, Ltd.	160,010	5,412,859
	Bank of Montreal 063671101	835,441	78,815,504
#	Bank of Montreal 063671952	3,399	320,805
	Bank of Nova Scotia (The) 064149107	969,869	61,770,957
	Bank of Nova Scotia (The) 064149958	327,091	20,828,549
	Barrick Gold Corp.	320,938	6,819,932
	Barrick Gold Corp.	412,954	8,808,736
*	Bausch Health Cos., Inc.	770,204	24,777,463
	BCE, Inc.	114,563	5,415,214
#	BCE, Inc.	75,179	3,552,208
#	Birchcliff Energy, Ltd.	1,350,681	3,428,487
	Bird Construction, Inc.	113,907	839,603
*	Black Diamond Group, Ltd.	350,453	1,126,217

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	BlackBerry, Ltd. 09228F103	499,907	$4,414,179
#*	BlackBerry, Ltd. 09228F954	63,502	561,581
	BMTC Group, Inc.	7,200	86,460
*	Bombardier, Inc., Class B	1,680,424	1,257,772
#	Bonterra Energy Corp.	136,052	389,621
#	Boralex, Inc., Class A	282,979	9,070,799
	Bridgemarq Real Estate Services	32,200	437,489
	Brookfield Asset Management, Inc., Class A	228,658	10,422,232
	BRP, Inc.	114,940	10,559,350
#	CAE, Inc.	209,851	6,573,049
#	CAE, Inc.	258,133	8,084,726
	Calian Group, Ltd.	15,095	712,535
	Cameco Corp. 13321L108	588,762	9,897,089
	Cameco Corp. 13321L959	759,602	12,767,667
#	Canaccord Genuity Group, Inc.	342,885	3,305,686
	Canacol Energy, Ltd.	738,579	2,085,075
*	Canada Goose Holdings, Inc.	63,363	2,677,520
*	Canada Goose Holdings, Inc.	73,756	3,117,666
#	Canadian Imperial Bank of Commerce 136069101	444,500	46,210,220
#	Canadian Imperial Bank of Commerce 136069952	445,802	46,344,693
	Canadian National Railway Co.	254,062	27,352,255
	Canadian National Railway Co.	347,608	37,420,001
	Canadian Natural Resources, Ltd.	289,011	8,772,729
	Canadian Natural Resources, Ltd.	3,046,549	92,554,159
#	Canadian Pacific Railway, Ltd.	71,272	26,598,201
#	Canadian Pacific Railway, Ltd.	56,346	21,024,383
#	Canadian Tire Corp., Ltd., Class A	126,615	20,181,760
	Canadian Utilities, Ltd., Class A	170,393	4,869,956
	Canadian Western Bank	567,869	15,615,647
*	Canfor Corp.	496,067	12,390,072
	Canfor Pulp Products, Inc.	157,874	1,155,974
#*	Canopy Growth Corp.	89,033	2,401,207
#*	Canopy Growth Corp.	111,761	3,011,959
	CanWel Building Materials Group, Ltd.	303,240	2,395,526
#	Capital Power Corp.	338,869	10,804,439
#*	Capstone Mining Corp.	4,100,653	18,315,572
*	Cardinal Energy, Ltd.	548,186	1,204,167
#	Cargojet, Inc.	7,533	1,109,220
	Cascades, Inc.	544,233	6,384,770
	CCL Industries, Inc., Class B	283,856	16,112,462
*	Celestica, Inc.	432,580	3,603,391
*	Celestica, Inc.	180,887	1,506,962
#	Cenovus Energy, Inc.	2,026,886	15,781,067
	Cenovus Energy, Inc.	1,758,328	13,662,209
	Centerra Gold, Inc.	1,370,602	12,645,020
	Cervus Equipment Corp.	37,871	512,690
	CES Energy Solutions Corp.	1,024,073	1,349,712
#*	CGI, Inc.	91,367	8,082,325
*	CGI, Inc.	176,798	15,642,340
#	Chesswood Group, Ltd.	31,923	324,645
#	China Gold International Resources Corp., Ltd.	2,653,959	8,140,117
	CI Financial Corp.	718,493	11,550,601
*	Cineplex, Inc.	120,034	1,240,233
	Clairvest Group, Inc.	516	25,818
#	Cogeco Communications, Inc.	132,057	12,543,347
	Cogeco, Inc.	49,890	3,920,088
	Colliers International Group, Inc. 194693107	84,906	9,159,659
#	Colliers International Group, Inc. 194693158	65,875	7,130,139
	Computer Modelling Group, Ltd.	350,049	1,560,646

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Conifex Timber, Inc.	18,302	$39,905
	Constellation Software, Inc.	29,687	43,569,353
#*	Copper Mountain Mining Corp.	1,301,531	4,341,437
	Corby Spirit and Wine, Ltd.	40,385	595,351
#	Corus Entertainment, Inc., Class B	1,831,025	8,759,246
#	Crescent Point Energy Corp.	2,034,603	8,028,170
#	Crescent Point Energy Corp.	723,823	2,844,624
#*	Crew Energy, Inc.	3,994,584	3,542,364
#*	Cronos Group, Inc.	347,919	2,832,061
#*	Denison Mines Corp.	2,156,614	2,316,016
#*	Descartes Systems Group, Inc. (The)	34,366	2,198,429
*	Descartes Systems Group, Inc. (The)	3,668	234,972
	Dexterra Group, Inc.	149,670	731,819
#*	DIRTT Environmental Solutions	124,732	426,209
#	Dollarama, Inc.	289,272	13,480,454
*	Dorel Industries, Inc., Class B	179,394	1,801,019
	DREAM Unlimited Corp., Class A	80,195	1,496,051
	Dundee Precious Metals, Inc.	775,167	5,581,278
	ECN Capital Corp.	1,261,139	8,454,448
	E-L Financial Corp., Ltd.	338	258,488
*	Eldorado Gold Corp.	803,656	7,937,503
#*	Eldorado Gold Corp.	55,755	550,302
	Element Fleet Management Corp.	1,625,466	19,902,586
#	Emera, Inc.	299,489	13,613,026
#	Empire Co., Ltd., Class A	430,458	13,539,036
	Enbridge, Inc.	22	850
	Enbridge, Inc.	556,190	21,452,248
	Endeavour Mining Corp.	684,433	14,249,396
#*	Endeavour Silver Corp.	175,071	922,963
	Enerflex, Ltd.	453,884	3,027,986
#*	Energy Fuels, Inc.	220,413	1,210,422
	Enerplus Corp.	199,701	1,073,932
#	Enerplus Corp.	927,684	4,981,663
#	Enghouse Systems, Ltd.	166,592	7,890,808
	Ensign Energy Services, Inc.	797,341	733,023
*	Equinox Gold Corp.	203,198	1,643,238
	Equitable Group, Inc.	78,345	8,503,443
*	ERO Copper Corp.	39,520	780,336
	Evertz Technologies, Ltd.	106,626	1,337,650
	Exchange Income Corp.	102,091	3,200,233
	Exco Technologies, Ltd.	152,652	1,332,592
*	EXFO, Inc.	198	736
#	Extendicare, Inc.	405,829	2,578,631
	Fairfax Financial Holdings, Ltd.	64,216	29,339,317
#	Fiera Capital Corp.	173,104	1,536,480
	Finning International, Inc.	592,016	15,407,877
	Firm Capital Mortgage Investment Corp.	134,718	1,593,621
#*	First Majestic Silver Corp.	82,658	1,252,160
#*	First Majestic Silver Corp.	53,453	806,606
	First National Financial Corp.	74,235	3,113,987
	First Quantum Minerals, Ltd.	1,294,221	29,829,788
	FirstService Corp.	84,949	13,782,975
	FirstService Corp.	16,916	2,747,792
#*	Fission Uranium Corp.	1,807,387	1,014,601
#	Fortis, Inc.	188,750	8,419,772
	Fortis, Inc.	104,235	4,648,881
#*	Fortuna Silver Mines, Inc.	1,078,930	6,495,612
#	Franco-Nevada Corp.	7,254	1,010,047
#	Freehold Royalties, Ltd.	491,512	3,219,031

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Frontera Energy Corp.	59,301	$304,912
#*	Galiano Gold, Inc.	738,913	949,829
	Gamehost, Inc.	83,742	483,723
*	GDI Integrated Facility Services, Inc.	3,600	169,141
	George Weston, Ltd.	217,946	19,243,932
	Gibson Energy, Inc.	591,838	10,809,717
	Gildan Activewear, Inc.	170,500	5,917,528
#	Gildan Activewear, Inc.	85,280	2,958,363
	goeasy, Ltd.	82,351	9,742,897
*	Golden Star Resources, Ltd.	199,827	684,434
#*	GoldMoney, Inc.	48,197	114,498
#*	Gran Tierra Energy, Inc.	1,921,398	1,281,818
#*	Great Canadian Gaming Corp.	233,910	8,439,904
	Great-West Lifeco, Inc.	430,613	12,485,903
	Guardian Capital Group, Ltd., Class A	16,011	420,091
#	Hardwoods Distribution, Inc.	16,000	462,629
#*	Headwater Exploration, Inc.	13,700	50,045
*	Heroux-Devtek, Inc.	155,762	2,090,935
	High Liner Foods, Inc.	106,290	1,152,704
*	Home Capital Group, Inc.	472,961	12,501,731
	Hudbay Minerals, Inc.	211,255	1,578,075
#	Hudbay Minerals, Inc.	4,371,532	32,649,118
	Hydro One, Ltd.	246,144	5,901,528
*	i-80 Gold Corp.	413,213	826,997
	iA Financial Corp., Inc.	480,786	27,075,627
*	IAMGOLD Corp.	2,554,732	7,981,264
*	IAMGOLD Corp.	33,594	105,149
*	IBI Group, Inc.	78,700	661,409
	IGM Financial, Inc.	157,000	5,604,816
#*	Imperial Metals Corp.	149,442	603,045
	Imperial Oil, Ltd.	2,100	60,652
#	Imperial Oil, Ltd.	370,543	10,727,220
	Information Services Corp.	13,744	277,306
#	Innergex Renewable Energy, Inc.	417,395	7,131,175
	Intact Financial Corp.	117,579	15,628,733
#	Inter Pipeline, Ltd.	580,436	8,462,281
#*	Interfor Corp.	474,828	12,620,616
*	Intertain Group, Ltd. (The)	9,266	87,452
#	Intertape Polymer Group, Inc.	240,434	5,917,202
#	Invesque, Inc.	89,083	289,520
#*	Ivanhoe Mines, Ltd., Class A	1,234,364	8,706,778
#	Jamieson Wellness, Inc.	18,279	573,733
#*	Just Energy Group, Inc.	5,390	4,851
	K-Bro Linen, Inc.	23,264	874,423
#*	Kelt Exploration, Ltd.	835,753	1,856,247
#	Keyera Corp.	647,169	14,800,407
*	Kinaxis, Inc.	70,559	9,100,943
	Kingsway Financial Services, Inc.	14,675	73,962
	Kinross Gold Corp.	8,338,438	58,680,786
#	Kirkland Lake Gold, Ltd.	1,396,348	51,882,376
*	Knight Therapeutics, Inc.	626,439	2,752,122
#	KP Tissue, Inc.	37,940	311,755
#	Labrador Iron Ore Royalty Corp.	230,597	7,883,241
*	Largo Resources, Ltd.	59,040	1,032,714
	Lassonde Industries, Inc., Class A	3,083	491,539
#	Laurentian Bank of Canada	274,417	9,497,376
	Leon’s Furniture, Ltd.	94,305	1,690,224
*	Lightspeed POS, Inc.	6,500	453,765
*	Lightstream Resources, Ltd.	696,278	0

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Linamar Corp.	319,294	$18,711,099
#	Loblaw Cos., Ltd.	318,360	17,677,293
#*	Lucara Diamond Corp.	1,820,013	1,169,760
#*	Lundin Gold, Inc.	42,351	410,710
	Lundin Mining Corp.	4,332,200	52,339,560
	Magellan Aerospace Corp.	77,380	667,313
	Magna International, Inc.	679,722	64,192,434
	Magna International, Inc.	611,939	57,779,280
#*	Mainstreet Equity Corp.	18,373	1,259,346
#*	Major Drilling Group International, Inc.	516,619	2,933,735
*	Mandalay Resources Corp.	42,348	81,309
	Manulife Financial Corp.	130,965	2,859,782
#	Manulife Financial Corp.	1,467,342	32,061,423
#	Maple Leaf Foods, Inc.	326,428	7,534,282
#*	Marathon Gold Corp.	309,500	624,464
#	Martinrea International, Inc.	654,254	7,105,960
*	Maxim Power Corp.	24,537	47,711
*	MDF Commerce, Inc.	15,794	170,899
#	Medical Facilities Corp.	168,105	999,754
*	MEG Energy Corp.	1,397,017	7,717,321
	Melcor Developments, Ltd.	6,624	70,166
*	Mercator Minerals, Ltd.	131,933	0
	Methanex Corp.	123,400	4,505,709
#	Methanex Corp.	176,329	6,446,588
#	Metro, Inc.	293,894	13,466,308
	Morguard Corp.	4,145	416,270
#	Morneau Shepell, Inc.	217,422	5,465,842
*	Mountain Province Diamonds, Inc.	32,000	14,319
*	MTY Food Group, Inc.	47,756	2,008,692
#	Mullen Group, Ltd.	495,275	5,427,616
#	National Bank of Canada	1,008,670	73,330,961
	Neo Performance Materials, Inc.	5,200	84,527
*	New Gold, Inc.	6,105,547	10,033,930
#	NFI Group, Inc.	193,486	4,339,917
	North American Construction Group, Ltd.	95,400	1,286,074
#	North American Construction Group, Ltd.	16,702	224,976
#	North West Co., Inc. (The)	216,659	6,239,864
#	Northland Power, Inc.	440,880	15,186,803
	Nutrien, Ltd.	118,522	6,542,512
#	Nutrien, Ltd.	456,801	25,210,869
#*	NuVista Energy, Ltd.	1,171,163	2,210,551
*	Obsidian Energy, Ltd.	64,300	88,931
#*	OceanaGold Corp.	4,049,805	6,754,343
	Onex Corp.	140,157	9,383,330
#	Open Text Corp.	222,200	10,463,276
	Open Text Corp.	122,705	5,779,405
*	Orbite Technologies, Inc.	174,500	0
#	Osisko Gold Royalties, Ltd.	508,013	6,133,436
	Pan American Silver Corp.	345,262	10,977,377
	Pan American Silver Corp.	696,142	22,151,235
#*	Paramount Resources, Ltd., Class A	384,613	3,579,684
*	Parex Resources, Inc.	902,677	17,001,157
#	Park Lawn Corp.	53,398	1,474,891
#	Parkland Corp.	410,937	13,199,197
#	Pason Systems, Inc.	276,912	2,117,701
	Pembina Pipeline Corp.	57,434	1,772,814
	Pembina Pipeline Corp.	608,056	18,764,608
#	Peyto Exploration & Development Corp.	845,897	3,688,733
*	Photon Control, Inc.	35,704	87,143

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	PHX Energy Services Corp.	137,795	$391,250
	Pizza Pizza Royalty Corp.	124,991	1,097,224
*	Points International, Ltd.	6,420	98,299
#	Polaris Infrastructure, Inc.	89,766	1,455,507
#	Pollard Banknote, Ltd.	24,687	1,205,077
#	PrairieSky Royalty, Ltd.	424,298	4,549,687
#*	Precision Drilling Corp.	65,694	1,686,775
#*	Precision Drilling Corp.	5,426	139,451
#	Premium Brands Holdings Corp.	117,854	11,464,673
#*	Pretium Resources, Inc.	84,494	886,342
*	Pretium Resources, Inc.	356,835	3,747,907
	Primo Water Corp. 74167P108	681,118	11,401,915
	Primo Water Corp. 74167P959	78,125	1,305,526
*	Pulse Seismic, Inc.	11,219	17,433
	Quarterhill, Inc.	719,660	1,504,720
	Quebecor, Inc., Class B	464,603	12,492,478
#*	Questerre Energy Corp., Class A	145,025	23,598
*	Real Matters, Inc.	15,805	207,150
	Recipe Unlimited Corp.	80,546	1,261,449
	Restaurant Brands International, Inc.	193,173	13,265,861
#	RF Capital Group, Inc.	160,311	289,542
#	Richelieu Hardware, Ltd.	177,191	6,190,116
	Ritchie Bros Auctioneers, Inc.	129,128	8,214,228
	Ritchie Bros Auctioneers, Inc.	37,693	2,397,275
	Rogers Communications, Inc., Class B	207,440	10,217,156
	Rogers Communications, Inc., Class B	131,569	6,477,142
#	Rogers Sugar, Inc.	538,773	2,437,113
#*	Roxgold, Inc.	1,188,400	1,972,368
#	Royal Bank of Canada 780087102	1,145,629	109,293,007
	Royal Bank of Canada 780087953	886,501	84,607,601
#	Russel Metals, Inc.	323,601	7,419,010
*	Sabina Gold & Silver Corp.	1,047,730	1,500,228
*	Sandstorm Gold, Ltd.	691,772	5,121,527
	Saputo, Inc.	226,084	7,184,510
#	Savaria Corp.	36,700	564,615
*	Seabridge Gold, Inc.	13,432	227,538
#	Secure Energy Services, Inc.	762,939	2,582,131
	Shaw Communications, Inc., Class B	243,666	7,057,324
	Shaw Communications, Inc., Class B	435,689	12,604,483
#	ShawCor, Ltd.	305,779	1,450,345
*	Shopify, Inc., Class A	6,994	8,270,475
#	Sienna Senior Living, Inc.	179,305	2,135,643
#*	Sierra Wireless, Inc.	55,726	845,535
*	Sierra Wireless, Inc.	88,509	1,340,911
#	Sleep Country Canada Holdings, Inc.	142,863	4,038,961
#	SNC-Lavalin Group, Inc.	309,284	6,917,152
*	Southern Pacific Resource Corp.	665,787	0
*	Spin Master Corp.	69,784	2,364,077
#	Sprott, Inc.	46,690	2,105,180
#	SSR Mining, Inc.	1,026,970	16,300,851
#	SSR Mining, Inc.	271,594	4,307,481
#	Stantec, Inc.	290,863	13,618,489
	Stantec, Inc.	70,845	3,317,671
	Stella-Jones, Inc.	159,505	6,670,103
*	Storm Resources, Ltd.	27,900	72,182
	Sun Life Financial, Inc.	32,169	1,735,448
#	Sun Life Financial, Inc.	362,444	19,550,229
	Suncor Energy, Inc.	8	181
#	Suncor Energy, Inc.	1,198,814	25,678,596

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	SunOpta, Inc.	98,969	$1,226,226
*	SunOpta, Inc.	115,193	1,426,382
#	Superior Plus Corp.	999,775	12,217,077
#	Surge Energy, Inc.	1,485,046	652,422
	Taiga Building Products, Ltd.	19,400	46,718
*	Tamarack Valley Energy, Ltd.	1,362,284	2,848,367
*	Taseko Mines, Ltd.	1,431,283	2,864,546
	TC Energy Corp.	92,429	4,572,760
	TC Energy Corp.	658,135	32,557,938
	Teck Resources, Ltd., Class B	56,081	1,186,728
	Teck Resources, Ltd., Class B	1,389,884	29,423,844
	TECSYS, Inc.	1,638	60,128
	TELUS Corp.	174,880	3,628,068
	TerraVest Industries, Inc.	1,800	26,360
*	Tervita Corp.	25,722	109,863
	TFI International, Inc.	569,166	49,871,194
	Thomson Reuters Corp.	70,628	6,549,962
	Thomson Reuters Corp.	6,793	629,779
#	Tidewater Midstream and Infrastructure, Ltd.	258,100	220,482
	Timbercreek Financial Corp.	119,383	883,851
#	TMX Group, Ltd.	51,015	5,621,756
*	Topicus.com, Inc.	55,212	4,132,565
*	Torex Gold Resources, Inc.	426,256	5,160,224
#	Toromont Industries, Ltd.	230,107	18,346,407
	Toronto-Dominion Bank (The)	636,815	43,778,926
#	Toronto-Dominion Bank (The)	473,365	32,543,844
*	Total Energy Services, Inc.	223,694	709,763
#	Tourmaline Oil Corp.	1,255,104	27,079,981
	TransAlta Corp. 89346D107	421,210	4,140,494
	TransAlta Corp. 89346D958	1,032,557	10,147,898
#	TransAlta Renewables, Inc.	334,606	5,300,231
#	Transcontinental, Inc., Class A	575,097	10,892,290
*	TransGlobe Energy Corp.	126,692	200,992
#*	Trevali Mining Corp.	2,581,528	441,053
#*	Trican Well Service, Ltd.	1,775,523	3,047,921
	Tricon Residential, Inc.	535,275	5,678,710
*	Trisura Group, Ltd.	13,364	1,425,306
*	Trisura Group, Ltd.	58	6,155
*	Turquoise Hill Resources, Ltd.	59,900	1,054,846
*	Turquoise Hill Resources, Ltd.	148,674	2,615,080
	Uni-Select, Inc.	207,239	2,296,380
	Vermilion Energy, Inc.	265,602	1,970,702
	Vermilion Energy, Inc.	425,614	3,158,056
	VersaBank	5,004	61,189
*	Viemed Healthcare, Inc.	6,346	63,841
	Wajax Corp.	120,993	1,993,335
	Waste Connections, Inc.	72,502	8,635,768
	Waste Connections, Inc.	40,111	4,778,146
*	Wesdome Gold Mines, Ltd.	549,251	4,048,500
	West Fraser Timber Co., Ltd.	243,646	18,811,374
#	West Fraser Timber Co., Ltd.	37,213	2,877,662
#	Western Forest Products, Inc.	2,306,543	3,978,254
#	Westshore Terminals Investment Corp.	261,041	4,260,247
	Wheaton Precious Metals Corp.	52	2,157
	Wheaton Precious Metals Corp.	133,272	5,506,799
#	Whitecap Resources, Inc.	2,571,366	11,254,892
#*	WildBrain, Ltd.	392,989	869,650
#	Winpak, Ltd.	107,831	3,744,236
#	WSP Global, Inc.	142,110	14,756,132

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Yamana Gold, Inc.	3,410,740	$15,622,557
	Yamana Gold, Inc.	298,241	1,368,926
#*	Yangarra Resources, Ltd.	278,894	247,321
#	Yellow Pages, Ltd.	91,812	942,657

TOTAL CANADA			3,345,053,015

CHINA — (0.0%)
*	FIH Mobile, Ltd.	18,918,000	2,670,673
*	Hanfeng Evergreen, Inc.	42,625	0
	TK Group Holdings, Ltd.	820,000	357,435

TOTAL CHINA			3,028,108

DENMARK — (2.1%)
*	ALK-Abello A.S.	22,342	9,675,342
	Alm Brand A.S.	453,545	5,156,537
#	Ambu A.S., Class B	64,919	3,633,561
	AP Moller - Maersk A.S., Class A	2,596	6,099,754
#	AP Moller - Maersk A.S., Class B	3,625	9,017,648
*	Bang & Olufsen A.S.	523,766	2,796,052
	BankNordik P/F	1,342	34,344
*	Bavarian Nordic A.S.	286,005	13,099,797
*	Brodrene Hartmann A.S.	12,158	1,272,293
	Carlsberg A.S., Class B	139,894	24,543,007
	Chemometec A/S	6,779	736,290
*	Chr Hansen Holding A.S.	174,030	15,977,238
	Coloplast A.S., Class B	96,551	15,992,667
	Columbus A.S.	310,362	518,670
	D/S Norden A.S.	168,448	4,343,613
	Danske Bank A.S.	1,197,717	22,765,872
#*	Demant A.S.	253,973	12,714,343
*	Dfds A.S.	174,840	10,308,711
#*	Djurslands Bank A.S.	1,040	55,090
*	Drilling Co. of 1972 A.S. (The)	30,161	1,262,183
	DSV Panalpina A.S.	151,741	33,806,451
	FLSmidth & Co. A.S.	201,106	7,927,069
	Fluegger Group A.S.	350	42,621
*	Genmab A.S.	70,499	25,870,457
	GN Store Nord A.S.	600,927	54,195,916
	GronlandsBANKEN A.S.	33	3,249
	H Lundbeck A.S.	300,375	9,249,440
*	H+H International A.S., Class B	116,159	3,369,536
*	Harboes Bryggeri A.S., Class B	2,462	29,455
*	ISS A.S.	551,258	10,452,913
	Jeudan A.S.	12,935	511,116
*	Jyske Bank A.S.	353,192	17,201,644
*	Matas A.S	163,725	2,422,204
	Netcompany Group A.S.	3,380	352,512
*	Nilfisk Holding A.S.	155,838	4,630,812
*	NKT A.S.	216,606	8,961,344
	NNIT A.S.	61,531	1,076,635
#	Novo Nordisk A.S., Sponsored ADR	595,283	44,021,178
	Novo Nordisk A.S., Class B	891,477	65,761,980
	Novozymes A.S., Class B	324,338	23,002,888
	Orsted A.S.	63,177	9,183,715
	Pandora A.S.	449,416	50,895,835
*	Parken Sport & Entertainment A.S.	10,398	141,312
	Per Aarsleff Holding A.S.	97,171	4,759,818
	Ringkjoebing Landbobank A.S.	144,316	14,670,715

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Rockwool International A.S., Class A	1,567	$611,552
#	Rockwool International A.S., Class B	34,285	15,335,595
	Royal Unibrew A.S.	240,968	29,434,448
#	RTX A.S.	28,702	871,667
	Scandinavian Tobacco Group A.S., Class A	224,277	4,084,848
	Schouw & Co., A.S.	71,220	7,605,189
	SimCorp A.S.	150,405	19,886,456
	Solar A.S., Class B	25,629	2,366,262
	Spar Nord Bank A.S.	414,341	4,585,802
	Sydbank A.S.	381,764	11,380,397
*	Tivoli A.S.	1,281	171,977
	Topdanmark A.S.	261,550	12,717,807
	TORM P.L.C.	55,025	484,993
#	Tryg A.S.	695,413	15,901,933
	UIE P.L.C.	3,891	1,093,462
#	Vestas Wind Systems A/S	1,027,335	42,368,832
*	Vestjysk Bank A.S.	501,958	278,089
*	Zealand Pharma A.S.	28,370	933,338

TOTAL DENMARK			722,656,474

FINLAND — (1.7%)
	Aktia Bank Oyj	175,826	2,252,821
	Alandsbanken Abp, Class B	1,250	39,689
	Alma Media Oyj	59,478	747,827
	Apetit Oyj	3,389	59,076
	Aspo Oyj	25,687	275,202
	Atria Oyj	56,381	836,272
*	BasWare Oyj	7,918	382,660
#	Bittium Oyj	79,121	648,972
	Cargotec Oyj, Class B	203,864	11,805,654
#	Caverion Oyj	136,508	1,126,885
#	Citycon Oyj	240,789	2,114,486
	Digia Oyj	27,598	266,181
	Elisa Oyj	379,350	21,504,348
#	Enento Group Oyj	9,514	409,398
#*	Finnair Oyj	4,478,584	3,882,814
	Fiskars Oyj Abp	102,190	2,128,101
#	Fortum Oyj	764,297	20,084,804
	F-Secure Oyj	255,088	1,214,549
	Glaston Oyj ABP	11,415	13,981
	HKScan Oyj, Class A	165,652	464,725
	Huhtamaki Oyj	584,496	27,729,079
	Ilkka-Yhtyma Oyj	29,672	181,834
	Kamux Corp.	2,965	54,462
	Kemira Oyj	711,617	11,624,178
	Kesko Oyj, Class A	119,830	3,427,931
#	Kesko Oyj, Class B	1,370,460	41,729,612
	Kojamo Oyj	75,436	1,633,646
	Kone Oyj, Class B	247,622	19,448,851
	Konecranes Oyj	300,069	13,811,287
#	Lassila & Tikanoja Oyj	169,797	2,951,233
#*	Lehto Group Oyj	205,282	498,757
	Metsa Board Oyj	715,327	9,101,251
	Metso Outotec Oyj	1,979,975	22,243,105
	Neles Oyj	302,981	4,408,326
#	Neste Oyj	686,061	41,486,617
*	Nokia Oyj	3,992,666	18,913,074
*	Nokia Oyj	1,186,596	5,635,443
#	Nokian Renkaat Oyj	695,310	25,887,436

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp	2,549,759	$26,427,178
	Nordea Bank Abp	3,264	33,766
	Olvi Oyj, Class A	38,501	2,438,382
	Oriola Oyj, Class A	1,000	2,501
	Oriola Oyj, Class B	719,046	1,646,102
	Orion Oyj, Class A	46,983	2,077,678
#	Orion Oyj, Class B	436,906	19,339,796
#*	Outokumpu Oyj	1,547,732	10,058,418
	Pihlajalinna Oyj	29,717	418,009
	Ponsse Oyj	52,110	2,766,889
*	QT Group Oyj	12,507	1,479,692
	Raisio Oyj, Class V	367,736	1,809,022
*	Rapala VMC Oyj	15,713	169,839
	Raute Oyj, Class A	1,914	52,886
	Revenio Group Oyj	53,324	3,828,549
	Sampo Oyj, Class A	393,092	18,646,169
	Sanoma Oyj	504,321	8,755,134
#*	Stockmann Oyj Abp, Class B	77,820	137,022
	Stora Enso Oyj, Class R	1,121,819	21,463,151
	Teleste Oyj	20,343	138,199
	Terveystalo Oyj	8,323	119,042
	TietoEVRY Oyj	254,255	8,805,392
*	Tikkurila Oyj	157,150	6,339,886
	Tokmanni Group Corp.	97,538	2,508,322
	UPM-Kymmene Oyj	1,354,189	52,958,437
	Uponor Oyj	284,514	8,284,427
	Vaisala Oyj, Class A	45,516	1,906,653
#	Valmet Oyj	657,788	27,474,026
	Wartsila Oyj Abp	969,896	12,516,440
#	YIT Oyj	702,033	4,349,189

TOTAL FINLAND			567,974,763

FRANCE — (7.5%)
	ABC arbitrage	88,735	762,838
#*	Accor SA	249,831	10,059,739
*	Aeroports de Paris	35,862	4,596,887
#	Air Liquide SA	287,533	48,421,213
#*	Airbus SE	402,580	48,414,128
	AKWEL	63,353	2,531,941
	Albioma SA	153,455	6,945,534
	ALD SA	59,300	932,328
#*	Alstom SA	176,340	9,630,208
	Altamir	42,488	1,218,116
*	Alten SA	125,455	15,706,793
*	Amundi SA	120,901	10,774,516
	Arkema SA	413,435	51,686,335
	Assystem SA	45,623	1,541,215
*	ATEME SA	545	10,166
#*	Atos SE	259,113	17,645,498
	Aubay	32,446	1,636,251
#	AXA SA	1,415,353	39,976,678
*	Axway Software SA	24,704	894,405
#	Bastide le Confort Medical	13,234	739,223
*	Beneteau SA	161,561	2,138,483
*	Bigben Interactive	58,402	1,425,618
	BioMerieux	49,463	5,883,704
*	BNP Paribas SA	838,508	53,763,197
	Boiron SA	30,194	1,407,970
	Bollore SA	1,843,311	9,306,556

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Bonduelle SCA	90,606	$2,392,896
#	Bourbon Corp.	56,660	0
#	Bouygues SA	844,488	36,190,887
*	Bureau Veritas SA	556,677	16,648,641
	Burelle SA	94	100,791
	Capgemini SE	212,139	38,873,803
	Carrefour SA	2,037,648	39,463,114
#*	Casino Guichard Perrachon SA	213,196	7,444,054
#*	Catering International Services	6,197	88,328
	CBo Territoria	2,301	10,624
*	Cegedim SA	10,137	329,195
*	CGG SA	3,095,703	3,591,288
#	Chargeurs SA	94,243	2,656,471
*	Cie de Saint-Gobain	974,295	61,473,271
*	Cie des Alpes	48,216	1,382,483
#	Cie Generale des Etablissements Michelin SCA	571,661	82,719,680
#	Cie Plastic Omnium SA	385,266	12,945,290
*	Claranova SADIR	31,827	288,798
#	CNP Assurances	441,363	7,719,762
*	Coface SA	460,854	5,614,456
*	Credit Agricole SA	952,684	14,736,314
	Danone SA, Sponsored ADR	37,413	530,142
#	Danone SA	622,094	43,913,285
#*	Dassault Aviation SA	1,323	1,441,316
#	Dassault Systemes SE	27,596	6,401,512
	Dassault Systemes SE, Sponsored ADR	2,055	477,233
	Delta Plus Group	896	92,300
*	Derichebourg SA	721,218	6,064,336
	Edenred	495,821	28,108,814
*	Eiffage SA	481,145	52,703,413
*	Ekinops SAS	4,860	39,340
*	Electricite de France SA	1,357,472	19,807,084
	Electricite de Strasbourg SA	1,138	159,472
*	Elior Group SA	475,771	3,941,010
*	Elis SA	798,160	14,283,917
*	Engie SA	1,471,749	21,922,354
*	Eramet SA	46,687	3,362,274
#*	Erytech Pharma SA	2,820	20,737
	EssilorLuxottica SA	114,055	18,983,288
*	Esso SA Francaise	10,411	145,372
*	Etablissements Maurel et Prom SA	156,018	360,488
*	Eurofins Scientific SE	337,380	33,414,619
	Euronext NV	247,581	24,902,418
#*	Europcar Mobility Group	1,425,993	552,692
#	Eutelsat Communications SA	965,513	12,217,351
*	Exel Industries, Class A	6,839	633,265
*	Faurecia SE	480,958	25,984,744
	Fleury Michon SA	4,252	115,652
*	Fnac Darty SA	88,712	6,256,000
*	Fnac Darty SA	12,150	862,352
*	Gaumont SA	768	103,814
	Gaztransport Et Technigaz SA	85,230	7,274,960
#	GEA	181	23,284
*	Getlink SE	511,578	8,137,868
#*	GL Events	57,252	1,070,018
*	Groupe Crit	22,390	1,937,506
#	Groupe Gorge SA	9,794	182,749
	Guerbet	36,354	1,473,229
	Haulotte Group SA	53,374	407,433

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Hermes International	23,514	$29,512,650
*	HEXAOM	15,998	792,228
*	ID Logistics Group	7,495	2,073,607
	Iliad SA	197,990	35,952,498
#	Imerys SA	195,518	10,163,132
	Infotel SA	469	27,063
	Ipsen SA	81,395	7,868,863
	IPSOS	185,598	7,723,842
#	Jacquet Metals SACA	81,175	1,957,305
*	JCDecaux SA	210,495	5,358,882
	Kaufman & Broad SA	120,359	5,471,902
#	Kering SA	52,768	42,283,601
#*	Korian SA	364,097	14,578,663
#*	Lagardere SCA	673,035	18,115,849
	Laurent-Perrier	3,878	391,713
	Lectra	104,988	3,788,634
	Legrand SA	317,355	30,891,291
	Linedata Services	18,028	815,665
*	LISI	117,537	3,797,112
	LNA Sante SA	25,437	1,480,960
#	L’Oreal SA	74,445	30,482,989
	LVMH Moet Hennessy Louis Vuitton SE	248,440	187,162,306
*	Maisons du Monde SA	122,480	2,977,432
	Manitou BF SA	37,916	1,271,222
	Manutan International	2,990	276,825
*	Mersen SA	81,201	2,816,680
#*	METabolic EXplorer SA	130,246	800,956
*	Metropole Television SA	200,359	4,451,882
*	Natixis SA	2,284,370	11,154,580
*	Nexans SA	284,037	23,327,225
	Nexity SA	241,687	13,097,906
#*	Nicox	71,997	359,088
*	NRJ Group	74,893	581,215
#*	Oeneo SA	143,254	1,859,686
#*	Onxeo SA	143,360	121,135
#*	Onxeo SA	12,362	10,332
#	Orange SA, Sponsored ADR	187,975	2,353,447
	Orange SA	6,982,935	86,959,979
*	Orpea SA	120,712	15,535,858
	Pernod Ricard SA	64,051	13,153,939
	Pharmagest Interactive	423	50,400
#	Plastivaloire	45,034	414,197
	Publicis Groupe SA, ADR	97,524	1,572,087
	Publicis Groupe SA	828,005	53,588,386
	Quadient SA	173,625	4,745,503
#*	Rallye SA	507,759	4,419,689
#*	Recylex SA	65,252	27,183
	Remy Cointreau SA	3,313	661,944
*	Renault SA	518,478	20,898,957
	Rexel SA	1,449,227	28,487,815
	Robertet SA	1,585	1,867,523
*	Rothschild & Co.	19,018	676,485
	Rubis SCA	237,855	11,165,574
*	Safran SA	162,697	24,292,069
	Samse SA	943	211,527
	Sanofi, ADR	246,722	12,920,831
#	Sanofi	432,160	45,308,634
#	Sartorius Stedim Biotech	44,668	20,515,387
*	Savencia SA	16,829	1,484,816

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Schneider Electric SE	195,397	$31,176,714
	Schneider Electric SE	19,869	3,179,397
#*	SCOR SE	605,722	19,571,756
	SEB SA	119,502	21,763,102
	Seche Environnement SA	12,081	769,611
	SES SA	1,900,136	14,404,118
	Societe BIC SA	125,416	8,862,922
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	166,894
*	Societe Generale SA	1,077,740	30,658,658
*	Societe Marseillaise du Tunnel Prado-Carenage SA	8,156	224,743
	Societe pour I’Informatique Industrielle	394	12,077
*	Sodexo SA	184,588	18,467,700
#*	Sodexo SA, Sponsored ADR	19,000	379,430
	Sodexo SA	8,908	889,971
*	SOITEC	86,494	17,466,250
#*	Solocal Group	354,103	1,198,499
	Somfy SA	20,823	3,676,589
*	Sopra Steria Group SACA	84,150	15,661,119
*	SPIE SA	480,806	12,153,478
	Stef SA	22,404	2,511,390
#	STMicroelectronics NV	1,220,478	45,586,377
#	STMicroelectronics NV	390,549	14,563,572
#	Suez SA	786,262	18,792,510
	Sword Group	17,868	890,903
*	Synergie SE	44,846	2,048,207
*	Tarkett SA	172,942	4,169,185
	Teleperformance	180,912	69,858,133
#*	Television Francaise 1	290,161	2,862,856
	Thales SA	227,040	23,145,887
	Thermador Groupe	10,462	1,071,059
#	Tikehau Capital SCA	2,391	75,887
	Total Gabon	985	159,787
#	Total SE	2,092,369	92,478,014
#	TOTAL SE, Sponsored ADR	498,910	22,091,735
	Trigano SA	45,634	8,153,591
#*	Ubisoft Entertainment SA	310,134	23,273,743
#*	Union Financiere de France BQE SA	6,272	138,922
	Valeo SA	871,389	28,238,201
#*	Vallourec SA	39,447	1,283,210
#*	Valneva SE	80,471	1,354,113
#	Veolia Environnement SA	494,659	15,777,156
	Verallia SA	2,068	83,722
*	Verimatrix SA	5,620	16,119
	Vetoquinol SA	937	119,166
#	Vicat SA	84,188	4,231,447
	VIEL & Cie SA	61,789	438,122
	Vilmorin & Cie SA	31,302	2,194,315
#	Vinci SA	563,434	61,825,438
*	Virbac SA	12,963	4,207,675
#	Vivendi SE	300,594	10,478,863
*	Vranken-Pommery Monopole SA	8,008	176,072
*	Wavestone	1,439	65,771
*	Worldline SA	346,944	34,062,340
*	X-Fab Silicon Foundries SE	24,748	239,977
*	XPO Logistics Europe SADIR	23	8,047

TOTAL FRANCE			2,583,491,016

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (6.4%)
	1&1 Drillisch AG	101,769	$3,059,387
*	Aareal Bank AG	305,779	8,594,379
*	Adidas AG	133,607	41,265,967
*	ADLER Group SA	90,763	2,680,694
*	ADVA Optical Networking SE	210,006	2,635,602
	All for One Group SE	3,921	305,593
#	Allgeier SE	18,167	525,015
	Allianz SE	283,403	73,576,189
	Allianz SE, Sponsored ADR	212,040	5,515,839
*	Amadeus Fire AG	9,299	1,613,717
	Aroundtown SA	1,580,544	12,170,360
	Atoss Software AG	3,518	785,007
*	Aumann AG	3,278	47,433
	Aurubis AG	197,548	16,981,923
	BASF SE	390,630	31,481,364
	Basler AG	17,007	2,218,875
#*	Bauer AG	57,639	860,616
	Bayer AG	777,067	50,282,693
	Bayerische Motoren Werke AG	951,135	95,313,397
	BayWa AG	60,329	2,941,589
	Bechtle AG	87,173	17,750,815
	Befesa SA	17,821	1,246,710
	Beiersdorf AG	24,040	2,713,406
	Bertrandt AG	25,455	1,410,106
	bet-at-home.com AG	11,955	650,427
*	Bijou Brigitte AG	12,548	373,873
	Bilfinger SE	145,266	5,428,850
#*	Borussia Dortmund GmbH & Co., KGaA	431,679	3,025,924
	Brenntag SE	415,503	37,301,643
	CANCOM SE	99,091	6,117,114
	Carl Zeiss Meditec AG	24,192	4,261,938
*	CECONOMY AG	768,684	4,503,279
*	CENIT AG	40,171	685,430
	Cewe Stiftung & Co. KGAA	48,896	7,922,771
*	Commerzbank AG	4,245,410	27,994,907
	CompuGroup Medical SE & Co., KgaA	105,941	9,695,771
*	Continental AG	271,300	36,663,297
#*	Corestate Capital Holding SA	15,120	237,594
	Covestro AG	658,500	43,065,508
	CropEnergies AG	128,768	1,653,694
*	CTS Eventim AG & Co., KGaA	238,826	16,483,795
	Daimler AG	1,594,514	141,909,706
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	148,885
*	Delivery Hero SE	10,078	1,598,781
	Dermapharm Holding SE	1,134	99,113
*	Deutsche Bank AG	1,939,299	27,016,856
*	Deutsche Bank AG	1,480,787	20,731,018
#	Deutsche Beteiligungs AG	85,573	3,539,805
	Deutsche Boerse AG	140,257	24,169,826
*	Deutsche EuroShop AG	150,235	3,467,917
#*	Deutsche Lufthansa AG	1,067,945	13,796,119
*	Deutsche Pfandbriefbank AG	768,867	8,850,047
	Deutsche Post AG	955,495	56,275,936
	Deutsche Telekom AG, Sponsored ADR	114,746	2,212,303
	Deutsche Telekom AG	5,639,652	108,535,302
	Deutsche Wohnen SE	315,293	17,056,892
*	Deutz AG	831,180	6,746,411
*	Dialog Semiconductor P.L.C.	268,684	21,048,787
	DIC Asset AG	190,390	3,395,707
	DMG Mori AG	23,446	1,181,494

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Dr Hoenle AG	14,287	$832,359
	Draegerwerk AG & Co., KGaA	13,770	1,215,971
	Duerr AG	194,778	8,162,167
	E.ON SE	2,019,199	24,347,155
	Eckert & Ziegler Strahlen- und Medizintechnik AG	53,840	5,286,563
*	EDAG Engineering Group AG	14,603	143,564
	Elmos Semiconductor SE	23,311	972,291
*	ElringKlinger AG	147,046	2,550,257
	Energiekontor AG	1,366	92,953
#	Evonik Industries AG	329,910	11,549,837
*	Fielmann AG	89,433	6,809,299
	First Sensor AG	14,397	759,742
*	flatexDEGIRO AG	11,584	1,483,541
*	Francotyp-Postalia Holding AG, Class A	22,684	87,219
*	Fraport AG Frankfurt Airport Services Worldwide	144,615	9,591,756
	Freenet AG	884,555	21,509,356
	Fresenius Medical Care AG & Co. KGaA, ADR	30,888	1,232,122
	Fresenius Medical Care AG & Co. KGaA	529,867	42,191,329
	Fresenius SE & Co., KGaA	543,352	26,705,366
	Fuchs Petrolub SE	68,823	2,982,372
	GEA Group AG	281,672	12,369,461
	Gerresheimer AG	196,104	21,092,366
	Gesco AG	29,514	779,931
	GFT Technologies SE	129,427	2,981,674
	Grand City Properties SA	219,340	5,897,425
*	H&R GmbH & Co., KGaA	71,325	624,929
	Hamburger Hafen und Logistik AG	193,186	4,757,810
	Hannover Rueck SE	52,436	9,682,874
	Hapag-Lloyd AG	59,181	10,758,145
	Hawesko Holding AG	190	11,368
	HeidelbergCement AG	261,280	23,941,940
#*	Heidelberger Druckmaschinen AG	1,930,070	3,115,443
#*	Hella GmbH & Co., KGaA	160,850	9,650,263
#*	HelloFresh SE	96,097	7,964,406
	Henkel AG & Co. KGaA	28,811	2,862,444
*	Highlight Communications AG	42,880	200,641
	Hochtief AG	70,173	6,580,194
#*	HolidayCheck Group AG	169,393	478,460
	Hornbach Baumarkt AG	35,293	1,410,587
	Hornbach Holding AG & Co., KGaA	7,209	673,560
	Hugo Boss AG	248,337	11,454,542
*	Hypoport SE	3,702	2,230,999
	Indus Holding AG	85,358	3,548,734
	Infineon Technologies AG	1,074,262	43,078,479
	Infineon Technologies AG, ADR	250,099	10,008,962
*	Instone Real Estate Group AG	14,186	421,798
	IVU Traffic Technologies AG	21,614	460,119
	Jenoptik AG	92,206	2,820,862
	K+S AG	982,625	10,902,752
	KION Group AG	395,284	39,388,975
*	Kloeckner & Co., SE	363,508	4,927,412
	Knorr-Bremse AG	21,862	2,679,759
#*	Koenig & Bauer AG	72,821	2,067,310
	Krones AG	42,754	3,723,061
	KSB SE & Co., KGaA	267	107,945
	KWS Saat SE & Co., KGaA	21,919	1,947,882
	Lanxess AG	509,917	37,526,004
	LEG Immobilien SE	165,167	22,980,543
	Leifheit AG	29,884	1,706,528

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	Leoni AG	150,453	$2,106,766
	LPKF Laser & Electronics AG	27,049	717,694
*	Manz AG	14,371	945,992
*	Mediclin AG	12,692	68,722
#*	Medigene AG	16,352	82,795
	Merck KGaA	71,199	12,508,551
	METRO AG	1,278,547	13,976,520
	MLP SE	213,090	1,867,537
	MTU Aero Engines AG	182,177	45,973,686
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	93,716	27,077,736
*	Nagarro SE	18,167	1,987,928
	Nemetschek SE	229,249	17,089,075
	New Work SE	11,809	3,584,541
	Nexus AG	9,894	684,097
#*	Nordex SE	304,604	8,794,361
	Norma Group SE	227,204	12,680,924
*	OHB SE	34,731	1,480,833
#	Patrizia AG	183,508	5,020,383
	Pfeiffer Vacuum Technology AG	41,426	8,046,556
	PNE AG	366,935	3,318,844
*	Progress-Werk Oberkirch AG	4,789	154,268
*	ProSiebenSat.1 Media SE	593,947	12,899,703
	PSI Software AG	11,158	427,857
#*	Puma SE	84,873	8,947,499
#*	Puma SE	28,540	3,008,750
	q.beyond AG	662,612	1,534,206
*	QIAGEN NV	147,931	7,212,158
*	R Stahl AG	4,599	134,920
	Rational AG	7,651	6,364,534
	Rheinmetall AG	274,085	28,597,774
*	RTL Group SA	132,022	7,761,985
	RWE AG	733,423	27,849,428
#*	S&T AG	153,317	4,161,970
*	SAF-Holland SE	256,148	4,203,154
*	Salzgitter AG	196,001	6,234,057
	SAP SE, Sponsored ADR	52,887	7,401,007
	SAP SE	289,878	40,588,904
*	Schaltbau Holding AG	19,850	821,058
#	Scout24 AG	67,657	5,625,048
	Secunet Security Networks AG	4,287	1,834,473
*	SGL Carbon SE	77,815	579,236
	Siemens AG, Sponsored ADR	63,609	5,302,446
	Siemens AG	239,359	39,933,430
*	Siemens Energy AG	173,864	5,815,219
	Siemens Healthineers AG	148,051	8,460,591
#	Siltronic AG	92,377	15,566,812
#*	Sixt SE	89,285	12,386,833
*	SMA Solar Technology AG	15,662	895,456
	Softing AG	10,451	68,409
	Software AG	124,078	5,374,443
	Stabilus SA	56,328	4,398,154
	STRATEC SE	3,542	501,555
	Stroeer SE & Co., KGaA	135,812	11,574,319
	Suedzucker AG	363,460	5,951,437
*	SUESS MicroTec SE	71,689	2,332,308
*	Surteco Group SE	34,391	1,137,325
	Symrise AG	185,942	24,011,604
*	Syzygy AG	4,986	37,817
	TAG Immobilien AG	445,837	13,787,984

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Takkt AG	160,621	$2,717,613
*	Talanx AG	151,722	6,392,457
#*	TeamViewer AG	142,862	6,790,596
*	Technotrans SE	44,155	1,451,244
	Telefonica Deutschland Holding AG	4,527,693	13,158,247
*	Thyssenkrupp AG	1,507,109	20,148,381
	Traffic Systems SE	9,711	439,183
	Uniper SE	341,128	12,447,140
	United Internet AG	458,612	19,288,252
*	va-Q-tec AG	1,952	76,756
#	VERBIO Vereinigte BioEnergie AG	105,064	5,298,669
	Volkswagen AG	83,331	26,455,290
#	Vonovia SE	349,784	22,982,472
*	Vossloh AG	35,144	1,870,196
	Wacker Chemie AG	105,551	15,919,156
*	Wacker Neuson SE	170,725	4,590,288
*	Washtec AG	51,332	3,313,230
	Wuestenrot & Wuerttembergische AG	91,420	1,988,830
*	Zalando SE	44,966	4,676,400
	Zeal Network SE	42,985	2,254,690
*	zooplus AG	1,883	595,404

TOTAL GERMANY			2,214,891,368

HONG KONG — (2.5%)
*	Aceso Life Science Group, Ltd.	10,902,900	284,471
	Aeon Credit Service Asia Co., Ltd.	28,000	18,699
	AIA Group, Ltd.	10,843,200	137,628,084
	Allied Group, Ltd.	1,520,000	670,567
	APAC Resources, Ltd.	271,695	45,698
#*	Apollo Future Mobility Group, Ltd.	2,008,000	118,588
*	Applied Development Holdings, Ltd.	765,000	12,501
*	Arts Optical International Hldgs, Ltd.	52,000	4,985
	Asia Financial Holdings, Ltd.	400,000	195,849
*	Asia Standard International Group, Ltd.	2,185,561	351,532
*	Asiasec Properties, Ltd.	299,000	47,963
	ASM Pacific Technology, Ltd.	1,039,600	15,701,518
	Associated International Hotels, Ltd.	79,000	141,131
	Bank of East Asia, Ltd. (The)	2,170,685	4,551,321
	BOC Aviation, Ltd.	1,064,200	9,579,317
	BOC Hong Kong Holdings, Ltd.	3,517,500	12,368,401
	BOCOM International Holdings Co., Ltd.	120,000	26,824
	BOE Varitronix, Ltd.	3,064,000	1,559,423
	Brightoil Petroleum Holdings, Ltd.	7,912,171	286,530
	Build King Holdings, Ltd.	860,000	124,893
*	Burwill Holdings, Ltd.	9,641,600	16,508
	Cafe de Coral Holdings, Ltd.	2,038,000	4,423,850
#*	Cathay Pacific Airways, Ltd.	5,948,180	5,230,528
	Century City International Holdings, Ltd.	3,792,000	214,792
#	CGN Mining Co., Ltd.	2,380,000	211,676
	Chen Hsong Holdings	360,000	110,932
	Cheuk Nang Holdings, Ltd.	124,488	45,556
	Chevalier International Holdings, Ltd.	130,276	161,694
*	China Best Group Holding, Ltd.	698,000	31,745
*	China Display Optoelectronics Technology Holdings, Ltd.	2,472,000	156,026
*	China Energy Development Holdings, Ltd.	32,700,000	415,587
#*	China Evergrande New Energy Vehicle Group, Ltd.	601,500	4,625,169
	China Motor Bus Co., Ltd.	6,800	91,902
*	China Smarter Energy Group Holdings, Ltd.	1,462,000	7,717
*	China Solar Energy Holdings, Ltd.	1,033,500	4,490

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*	China Star Entertainment, Ltd.	8,376,000	$1,543,465
*	China Strategic Holdings, Ltd.	77,165,000	1,326,281
*	China Tonghai International Financial, Ltd.	210,000	7,064
	Chinese Estates Holdings, Ltd.	1,351,500	668,223
	Chong Hing Bank, Ltd.	45,000	59,366
	Chow Sang Sang Holdings International, Ltd.	1,446,000	2,458,102
	Chow Tai Fook Jewellery Group, Ltd.	3,484,800	5,613,105
	Chuang’s China Investments, Ltd.	6,774,219	389,045
	Chuang’s Consortium International, Ltd.	4,463,553	619,718
	CITIC Telecom International Holdings, Ltd.	10,719,000	3,874,212
	CK Asset Holdings, Ltd.	3,152,408	19,736,017
	CK Hutchison Holdings, Ltd.	2,159,908	17,653,146
	CK Infrastructure Holdings, Ltd.	891,045	5,448,277
#	CK Life Sciences Intl Holdings, Inc.	6,910,000	701,680
	CLP Holdings, Ltd.	1,061,000	10,472,826
	CNQC International Holdings, Ltd.	1,487,500	155,758
	CNT Group, Ltd.	814,000	40,284
	Convenience Retail Asia, Ltd.	122,000	11,145
#*	Convoy Global Holdings, Ltd.	23,823,171	95,995
	Crystal International Group, Ltd.	88,000	46,342
	CSI Properties, Ltd.	25,994,200	817,418
	Dah Sing Banking Group, Ltd.	1,718,502	1,883,728
	Dah Sing Financial Holdings, Ltd.	821,644	2,653,629
	Dickson Concepts International, Ltd.	361,000	190,263
	Dynamic Holdings, Ltd.	42,000	75,425
	Eagle Nice International Holdings, Ltd.	1,394,000	817,362
	EC Healthcare	762,000	915,253
	EcoGreen International Group, Ltd.	468,240	116,672
*	Emperor Capital Group, Ltd.	17,808,000	304,477
	Emperor Entertainment Hotel, Ltd.	2,490,000	393,691
	Emperor International Holdings, Ltd.	6,568,416	935,982
*	Emperor Watch & Jewellery, Ltd.	17,810,000	353,453
*	ENM Holdings, Ltd.	2,608,000	214,443
*	Esprit Holdings, Ltd.	13,052,469	1,291,887
*	Eternity Investment, Ltd.	520,000	16,299
	Fairwood Holdings, Ltd.	267,000	604,391
	Far East Consortium International, Ltd.	7,667,314	2,712,388
	First Pacific Co., Ltd.	9,973,756	3,418,573
*	First Shanghai Investments, Ltd.	11,440,000	485,169
#	Fosun Tourism Group	29,800	47,013
	Fountain SET Holdings, Ltd.	8,828,000	1,306,320
	Four Seas Mercantile Holdings, Ltd.	36,000	11,947
*	Freeman Fintech Corp., Ltd.	6,722,000	14,625
	FSE Services Group, Ltd.	108,000	72,153
*	Galaxy Entertainment Group, Ltd.	385,000	3,379,577
	GDH Guangnan Holdings., Ltd.	1,986,000	171,029
*	Genting Hong Kong, Ltd.	1,044,000	77,843
	Get Nice Financial Group, Ltd.	798,824	106,898
	Giordano International, Ltd.	7,410,000	1,485,627
	Glorious Sun Enterprises, Ltd.	1,763,000	188,470
*	Gold Peak Industries Holdings, Ltd.	605,000	58,572
	Golden Resources Development International, Ltd.	924,000	76,014
#	Goldin Financial Holdings, Ltd.	2,104,000	0
*	Good Resources Holdings, Ltd.	3,150,000	12,936
*	Goodbaby International Holdings, Ltd.	2,999,000	717,009
*	GR Properties, Ltd.	274,000	45,068
	Great Eagle Holdings, Ltd.	541,213	1,906,136
*	Greater Bay Area Investments Group Holdings, Ltd.	15,680,000	20,186
*	G-Resources Group, Ltd.	389,869,200	2,412,167

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Guoco Group, Ltd.	26,000	$313,202
	Guotai Junan International Holdings, Ltd.	14,634,000	2,644,862
#	Haitong International Securities Group, Ltd.	13,356,139	4,197,369
	Hang Lung Group, Ltd.	2,710,000	7,109,135
	Hang Lung Properties, Ltd.	3,547,000	9,676,988
#	Hang Seng Bank, Ltd.	935,500	18,314,350
	Hanison Construction Holdings, Ltd.	909,496	155,470
#	Harbour Centre Development, Ltd.	158,000	165,500
	Henderson Land Development Co., Ltd.	2,268,284	10,081,896
	HK Electric Investments & HK Electric Investments, Ltd.	2,848,000	2,850,962
	HKBN, Ltd.	2,721,000	3,977,944
	HKR International, Ltd.	4,078,038	1,686,996
	HKT Trust & HKT, Ltd.	11,435,000	16,603,449
	Hon Kwok Land Investment Co., Ltd.	234,000	103,353
	Hong Kong & China Gas Co., Ltd.	2,568,082	4,119,325
	Hong Kong Exchanges & Clearing, Ltd.	814,018	49,094,259
	Hong Kong Ferry Holdings Co., Ltd.	123,000	95,056
	Hongkong & Shanghai Hotels, Ltd. (The)	1,657,726	1,660,981
	Hongkong Chinese, Ltd.	3,741,143	319,526
#	Honma Golf, Ltd.	558,000	307,852
#	Hsin Chong Group Holdings, Ltd.	7,804,000	65,906
	Hung Hing Printing Group, Ltd.	1,234,524	212,904
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	8,408,000	1,632,667
	Hysan Development Co., Ltd.	1,372,215	5,165,801
*	I-CABLE Communications, Ltd.	3,141,153	28,254
	IGG, Inc.	4,125,000	6,953,125
*	Imagi International Holdings, Ltd.	802,799	191,649
	International Housewares Retail Co., Ltd.	1,170,000	410,565
	IPE Group, Ltd.	2,010,000	173,221
*	IRC, Ltd.	19,074,000	613,072
	ITC Properties Group, Ltd.	677,994	94,361
	Johnson Electric Holdings, Ltd.	2,343,127	6,226,807
	K Wah International Holdings, Ltd.	270,000	134,359
*	Kader Holdings Co., Ltd.	392,000	22,302
	Kam Hing International Holdings, Ltd.	74,000	3,675
	Karrie International Holdings, Ltd.	1,790,000	423,134
	Kerry Logistics Network, Ltd.	2,720,291	8,165,388
	Kerry Properties, Ltd.	2,456,583	8,276,984
	Kingmaker Footwear Holdings, Ltd.	1,152,000	140,200
#	Kingston Financial Group, Ltd.	8,261,000	604,928
	Kowloon Development Co., Ltd.	1,654,000	1,943,174
*	Lai Sun Development Co., Ltd.	1,212,987	964,680
	Lam Soon Hong Kong, Ltd.	12,000	24,419
*	Landing International Development, Ltd.	5,724,000	232,397
	Landsea Green Properties Co., Ltd.	584,000	36,711
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	189,750	27,589
*	Lerado Financial Group Co., Ltd.	740,000	2,267
*	Lerthai Group, Ltd.	38,000	4,354
*	Lifestyle International Holdings, Ltd.	2,272,500	1,841,074
	Lippo China Resources, Ltd.	12,586,000	211,782
	Lippo, Ltd.	236,000	69,428
	Liu Chong Hing Investment, Ltd.	892,000	918,066
	L’Occitane International SA	2,236,500	6,425,605
	Luk Fook Holdings International, Ltd.	1,730,000	4,323,480
	Lung Kee Bermuda Holdings	432,000	209,197
	Magnificent Hotel Investment, Ltd.	4,616,000	68,955
	Man Wah Holdings, Ltd.	9,944,400	20,818,972
*	Mason Group Holdings, Ltd.	42,923,200	192,464

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Master Glory Group, Ltd.	807,080	$5,070
	MECOM Power and Construction, Ltd.	60,000	34,516
	Melco International Development, Ltd.	2,510,000	4,978,382
*	Melco Resorts & Entertainment, Ltd., ADR	47,606	918,320
	MGM China Holdings, Ltd.	1,424,400	2,343,011
#*	MH Development, Ltd.	564,000	15,792
*	Midland Holdings, Ltd.	812,364	111,585
	Ming Fai International Holdings, Ltd.	542,000	49,453
	Miramar Hotel & Investment	471,000	922,139
	Modern Dental Group, Ltd.	566,000	286,667
*	Mongolian Mining Corp.	60,000	17,244
	MTR Corp., Ltd.	742,632	4,136,041
	NagaCorp., Ltd.	8,124,000	8,683,696
	Nameson Holdings, Ltd.	1,670,000	139,645
	National Electronics Hldgs	61,600	8,652
*	National United Resources Holdings, Ltd.	3,320,000	11,369
*	Neo-Neon Holdings, Ltd.	4,877,000	314,579
	New World Development Co., Ltd.	2,614,284	13,833,924
#*	NewOcean Energy Holdings, Ltd.	4,088,000	293,639
#	Nissin Foods Co., Ltd.	46,000	34,898
	NWS Holdings, Ltd.	3,933,221	4,340,827
	Oriental Watch Holdings	1,569,824	604,530
#*	Oshidori International Holdings, Ltd.	17,547,000	1,307,800
	Pacific Andes International Holdings, Ltd.	11,918,411	42,041
	Pacific Basin Shipping, Ltd.	26,765,000	9,378,712
*	Pacific Century Premium Developments, Ltd.	2,508,004	232,762
	Pacific Textiles Holdings, Ltd.	5,393,000	3,444,075
	Paliburg Holdings, Ltd.	928,790	259,010
*	Paradise Entertainment, Ltd.	1,284,000	248,313
*	PC Partner Group, Ltd.	858,000	431,050
#	PCCW, Ltd.	21,037,308	12,171,162
#	Peace Mark Holdings, Ltd.	232,000	0
*	Pegasus International Holdings, Ltd.	82,000	8,494
	Perfect Shape Medical, Ltd.	1,380,000	1,218,820
	Pico Far East Holdings, Ltd.	3,302,000	581,921
	Playmates Holdings, Ltd.	3,856,000	461,290
	Plover Bay Technologies, Ltd.	904,000	171,780
	Polytec Asset Holdings, Ltd.	25,758,880	4,846,934
	Power Assets Holdings, Ltd.	1,062,500	6,529,916
*	Prada SpA	938,600	5,825,219
*	PT International Development Co., Ltd.	4,302,550	213,329
	Public Financial Holdings, Ltd.	1,118,000	337,775
#*	PYI Corp., Ltd.	4,564,478	221,411
#	Regal Hotels International Holdings, Ltd.	1,565,400	837,015
	Regina Miracle International Holdings, Ltd.	982,000	289,045
*	Renco Holdings Group, Ltd.	32,000	911
*	Sa Sa International Holdings, Ltd.	1,987,394	471,449
*	Samson Holding, Ltd.	196,000	7,798
#*	Sands China, Ltd.	795,600	3,764,827
	SAS Dragon Holdings, Ltd.	1,306,000	541,202
	SEA Holdings, Ltd.	687,918	720,852
*	Shangri-La Asia, Ltd.	3,072,166	2,924,618
	Shenwan Hongyuan HK, Ltd.	2,075,000	271,949
	Shun Ho Property Investments, Ltd.	70,224	11,764
	Shun Tak Holdings, Ltd.	15,314,250	4,896,631
*	Sincere Watch Hong Kong, Ltd.	5,990,000	54,255
*	Sing Tao News Corp., Ltd.	892,000	101,810
#	Singamas Container Holdings, Ltd.	7,412,000	599,053
	Sino Land Co., Ltd.	6,741,326	10,011,848

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	SITC International Holdings Co., Ltd.	6,553,000	$24,969,673
	SJM Holdings, Ltd.	4,455,699	5,753,893
	SmarTone Telecommunications Holdings, Ltd.	2,726,430	1,608,683
	Soundwill Holdings, Ltd.	466,500	515,935
*	South China Holdings Co., Ltd.	2,720,000	42,166
	Stella International Holdings, Ltd.	1,588,000	1,956,610
#*	Summit Ascent Holdings, Ltd.	1,440,000	144,305
	Sun Hung Kai & Co., Ltd.	3,702,787	1,905,870
	Sun Hung Kai Properties, Ltd.	934,011	14,049,722
#	SUNeVision Holdings, Ltd.	916,000	945,176
#	Swire Pacific, Ltd., Class A	1,376,500	11,089,393
	Swire Pacific, Ltd., Class B	2,070,000	2,617,476
	Swire Properties, Ltd.	865,050	2,581,440
#	TAI Cheung Holdings, Ltd.	834,000	521,932
	Tai Sang Land Development, Ltd.	145,523	78,424
#	Tan Chong International, Ltd.	372,000	97,646
	Tao Heung Holdings, Ltd.	795,000	104,529
	Techtronic Industries Co., Ltd.	2,479,000	44,980,862
	Television Broadcasts, Ltd.	1,199,500	1,312,346
#	Texhong Textile Group, Ltd.	69,500	105,240
	Texwinca Holdings, Ltd.	3,540,000	810,584
*	Theme International Holdings, Ltd.	4,435,000	406,873
	Tradelink Electronic Commerce, Ltd.	2,376,000	382,158
#	Transport International Holdings, Ltd.	1,076,475	2,243,705
	United Laboratories International Holdings, Ltd. (The)	3,899,500	3,193,872
	Untrade CW Group Holdings	1,730,500	9,646
*	Up Energy Development Group, Ltd.	2,252,000	7,016
	Value Partners Group, Ltd.	4,393,000	3,108,666
	Vanke Overseas Investment Holding Co., Ltd.	123,000	41,496
	Vedan International Holdings, Ltd.	1,404,000	148,359
	Vitasoy International Holdings, Ltd.	2,272,000	8,773,097
#	VPower Group International Holdings, Ltd.	1,398,000	322,005
	VSTECS Holdings, Ltd.	4,897,200	4,839,276
	VTech Holdings, Ltd.	665,000	6,085,856
	Wai Kee Holdings, Ltd.	360,000	195,451
	Wang On Group, Ltd.	50,720,000	437,683
*	Wealthking Investments, Ltd.	1,436,000	157,540
	WH Group, Ltd.	32,144,000	28,007,123
	Wharf Real Estate Investment Co., Ltd.	1,671,750	9,607,596
#	Wing On Co. International, Ltd.	123,137	275,267
	Wing Tai Properties, Ltd.	462,000	273,807
*	Wynn Macau, Ltd.	2,271,200	4,355,733
	Xingye Alloy Materials Group, Ltd.	279,000	42,742
	Xinyi Glass Holdings, Ltd.	11,024,000	39,058,056
*	YGM Trading, Ltd.	90,000	23,768
	YTO Express Holdings, Ltd.	140,000	91,576
	Yue Yuen Industrial Holdings, Ltd.	4,345,000	10,874,483
#	Zensun Enterprises, Ltd.	3,950,000	284,431
#*	Zhaobangji Properties Holdings, Ltd.	384,000	34,547

TOTAL HONG KONG			867,023,555

IRELAND — (0.8%)
*	AIB Group P.L.C.	1,055,890	3,084,742
*	Bank of Ireland Group P.L.C.	2,962,174	17,357,829
*	Cairn Homes P.L.C.	315,937	411,000
	CRH P.L.C.	495,976	23,402,233
	CRH P.L.C., Sponsored ADR	1,034,294	48,891,077
	CRH P.L.C.	71,685	3,392,483
*	Datalex P.L.C.	13,290	8,298

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
*	FBD Holdings P.L.C.	18,709	$174,061
*	FBD Holdings P.L.C.	57,776	544,926
*	Flutter Entertainment P.L.C.	80,496	16,409,960
#*	Flutter Entertainment P.L.C.	206,216	42,257,960
	Glanbia P.L.C.	473,717	6,968,908
	Glanbia P.L.C.	74,909	1,112,764
*	Glenveagh Properties P.L.C.	36,780	40,316
*	Irish Continental Group P.L.C.	459,877	2,514,961
	Kerry Group P.L.C., Class A	1,264	163,842
	Kerry Group P.L.C., Class A	76,886	9,950,047
	Kingspan Group P.L.C.	619,289	55,082,678
	Kingspan Group P.L.C.	19,320	1,715,063
*	Permanent TSB Group Holdings P.L.C.	10,760	17,579
	Smurfit Kappa Group P.L.C.	810,986	41,457,816

TOTAL IRELAND			274,958,543

ISRAEL — (0.7%)
	Afcon Holdings, Ltd.	717	43,666
*	AFI Properties, Ltd.	51,769	2,149,592
*	Airport City, Ltd.	198,535	3,296,645
	Albaad Massuot Yitzhak, Ltd.	721	15,546
#*	Allot, Ltd.	48,893	903,822
#	Alony Hetz Properties & Investments, Ltd.	120,758	1,736,774
#*	Alrov Properties and Lodgings, Ltd.	26,267	1,375,372
#	Amot Investments, Ltd.	347,422	2,265,314
	Arad, Ltd.	3,232	45,249
#	Ashtrom Group, Ltd.	61,515	1,324,585
#	Atreyu Capital Markets, Ltd.	1,741	26,885
	AudioCodes, Ltd.	17,797	536,844
	AudioCodes, Ltd.	6,067	186,924
#*	Avgol Industries 1953, Ltd.	277,423	252,912
*	Azorim-Investment Development & Construction Co., Ltd.	190,980	787,680
#	Azrieli Group, Ltd.	30,748	2,157,607
*	Bank Hapoalim BM	1,031,427	8,197,382
#	Bank Leumi Le-Israel BM	1,443,650	10,134,038
#	Bayside Land Corp., Ltd.	257,700	2,361,316
*	Bet Shemesh Engines Holdings 1997, Ltd.	673	14,988
*	Bezeq The Israeli Telecommunication Corp., Ltd.	2,168,911	2,353,361
*	Big Shopping Centers, Ltd.	14,612	1,760,848
	Blue Square Real Estate, Ltd.	15,809	1,160,478
*	Brack Capital Properties NV	5,845	545,589
*	Brainsway, Ltd.	1,809	7,843
#*	Camtek, Ltd.	19,118	657,704
	Carasso Motors, Ltd.	58,614	305,050
*	Cellcom Israel, Ltd.	330,246	1,276,805
*	Cellcom Israel, Ltd.	48,866	186,424
*	Ceragon Networks, Ltd.	99,230	338,374
*	Clal Insurance Enterprises Holdings, Ltd.	166,942	3,001,708
#*	Compugen, Ltd.	18,025	158,637
#	Danel Adir Yeoshua, Ltd.	12,680	2,207,647
	Delek Automotive Systems, Ltd.	182,984	2,262,305
#*	Delek Group, Ltd.	18,397	803,278
	Delta-Galil Industries, Ltd.	50,883	1,395,519
	Dor Alon Energy in Israel 1988, Ltd.	1,714	44,101
#	Elbit Systems, Ltd.	34,092	4,675,406
#	Elbit Systems, Ltd.	2,033	278,643
#	Electra Consumer Products 1970, Ltd.	60,059	2,812,354
	Electra, Ltd.	8,110	4,492,341
#	Energix-Renewable Energies, Ltd.	317,806	1,245,877

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Enlight Renewable Energy, Ltd.	131,481	$273,888
#*	Equital, Ltd.	110,308	2,875,429
*	Evogene Ltd.	21,090	91,952
#	First International Bank Of Israel, Ltd.	274,205	8,360,462
	FMS Enterprises Migun, Ltd.	12,055	352,605
	Formula Systems 1985, Ltd.	52,629	5,037,514
	Fox Wizel, Ltd.	52,929	6,123,922
#	Freshmarket, Ltd.	5,298	24,452
	Gilat Satellite Networks, Ltd.	72,822	746,534
#	Hadera Paper, Ltd.	15,841	1,111,538
	Harel Insurance Investments & Financial Services, Ltd.	693,997	7,268,492
	Hilan, Ltd.	67,051	3,500,843
	ICL Group, Ltd.	1,144,205	7,321,337
	IDI Insurance Co., Ltd.	23,794	919,847
	IES Holdings, Ltd.	505	33,364
	Inrom Construction Industries, Ltd.	225,338	1,195,524
#	Isracard, Ltd.	103,197	385,511
	Israel Canada T.R, Ltd.	92,009	348,584
#	Israel Discount Bank, Ltd., Class A	2,132,506	9,599,692
#	Israel Land Development - Urban Renewal, Ltd.	14,405	187,224
	Isras Investment Co., Ltd.	243	53,040
*	Issta Lines, Ltd.	3,046	66,631
#*	Kamada, Ltd.	38,092	231,973
	Kenon Holdings, Ltd.	41,560	1,368,493
	Kerur Holdings, Ltd.	20,343	612,566
	Klil Industries, Ltd.	5,014	523,472
	Magic Software Enterprises, Ltd.	11,702	191,796
#	Magic Software Enterprises, Ltd.	19,579	331,878
	Malam - Team, Ltd.	1,230	40,073
	Matrix IT, Ltd.	153,599	4,041,693
#	Maytronics, Ltd.	163,546	3,330,197
	Mediterranean Towers, Ltd.	36,700	112,278
#	Mega Or Holdings, Ltd.	38,826	1,285,009
*	Mehadrin, Ltd.	2,358	107,565
	Meitav Dash Investments, Ltd.	63,926	374,294
#	Melisron, Ltd.	45,292	2,734,504
	Menora Mivtachim Holdings, Ltd.	147,537	3,219,039
*	Migdal Insurance & Financial Holdings, Ltd.	1,831,218	2,181,461
#*	Minrav Holdings, Ltd.	262	58,778
	Mivne Real Estate KD, Ltd.	536,893	1,472,461
	Mivtach Shamir Holdings, Ltd.	20,803	686,317
#	Mizrahi Tefahot Bank, Ltd.	490,914	13,798,034
#*	Naphtha Israel Petroleum Corp., Ltd.	242,108	1,139,263
	Nawi Brothers, Ltd.	40,815	281,600
*	Neto Malinda Trading, Ltd.	2,294	53,496
	Neto ME Holdings, Ltd.	6,501	265,040
#*	Nice, Ltd., Sponsored ADR	46,624	11,247,107
*	Nova Measuring Instruments, Ltd.	89,747	8,611,509
	NR Spuntech Industries, Ltd.	42,322	115,686
*	Oil Refineries, Ltd.	8,788,243	2,418,265
	One Software Technologies, Ltd.	588	73,669
#*	OPC Energy, Ltd.	35,276	352,324
	Palram Industries 1990, Ltd.	4,325	41,526
*	Partner Communications Co., Ltd.	587,920	2,559,609
*	Partner Communications Co., Ltd., ADR	11,519	49,877
	Paz Oil Co., Ltd.	29,614	3,262,438
*	Perion Network, Ltd.	8,132	140,597
	Phoenix Holdings, Ltd. (The)	455,442	4,043,928
	Plasson Industries, Ltd.	15,117	796,627

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Prashkovsky Investments and Construction, Ltd.	485	$15,982
	Priortech, Ltd.	805	20,808
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	30,453	2,133,742
	Sano-Brunos Enterprises, Ltd.	139	13,091
	Scope Metals Group, Ltd.	40,509	1,168,417
	Shapir Engineering and Industry, Ltd.	327,381	2,343,634
#*	Shikun & Binui, Ltd.	1,362,596	9,144,652
#	Shufersal, Ltd.	465,632	3,768,321
#	Strauss Group, Ltd.	110,282	3,221,752
#*	Summit Real Estate Holdings, Ltd.	83,081	1,353,446
#*	Suny Cellular Communication, Ltd.	515,689	185,810
	Tadiran Holdings, Ltd.	13,411	1,455,305
	Telsys	477	22,704
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,144,920	12,250,644
*	Tower Semiconductor, Ltd.	329,393	9,321,822
*	Tower Semiconductor, Ltd.	22,626	653,206
	YH Dimri Construction & Development, Ltd.	692	41,110

TOTAL ISRAEL			244,930,706

ITALY — (2.6%)
	A2A SpA	6,090,245	11,912,344
	ACEA SpA	275,084	6,245,501
#*	Aeffe SpA	131,764	194,767
	Alerion Cleanpower SpA	4,236	70,345
#*	Amplifon SpA	472,490	19,941,541
	Anima Holding SpA	1,212,115	6,261,787
*	Arnoldo Mondadori Editore SpA	884,019	1,664,835
	Ascopiave SpA	259,519	1,264,835
*	Assicurazioni Generali SpA	1,311,975	26,261,051
#*	Atlantia SpA	524,471	10,224,670
#*	Autogrill SpA	566,521	4,689,318
*	Avio SpA	2,970	49,419
	Azimut Holding SpA	500,412	11,972,591
*	B&C Speakers SpA	9,516	126,860
#*	Banca Carige SpA	17,422	5,865
*	Banca Generali SpA	242,458	9,270,428
*	Banca IFIS SpA	104,498	1,428,162
*	Banca Mediolanum SpA	458,913	4,281,872
#*	Banca Monte dei Paschi di Siena SpA	20,323	27,758
*	Banca Popolare di Sondrio SCPA	2,088,773	8,782,139
	Banca Profilo SpA	963,146	265,640
#*	Banca Sistema SpA	254,658	636,718
#	Banco BPM SpA	7,432,677	21,139,997
	Banco di Desio e della Brianza SpA	79,813	274,245
	BasicNet SpA	49,885	273,945
	Be Shaping The Future SpA	493,691	907,315
	BFF Bank SpA	122,794	1,099,454
*	Biesse SpA	59,799	1,759,081
*	BPER Banca	5,363,723	12,221,313
*	Brunello Cucinelli SpA	124,188	6,321,574
	Buzzi Unicem SpA	276,063	7,365,881
*	Cairo Communication SpA	269,102	577,630
	Carel Industries SpA	1,084	24,277
*	Carraro SpA	164,177	467,760
	Cementir Holding NV	193,185	2,155,792
*	Cerved Group SpA	637,589	7,479,440
*	CIR SpA-Compagnie Industriali	3,394,061	1,916,235
	CNH Industrial NV	1,464,786	21,744,114
*	Credito Emiliano SpA	380,008	2,345,876

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	d’Amico International Shipping SA	1,934,518	$234,626
	Danieli & C Officine Meccaniche SpA	20,205	323,630
	Danieli & C Officine Meccaniche SpA	70,517	1,730,285
#	Davide Campari-Milano NV	185,012	2,183,216
	De’ Longhi SpA	131,898	5,765,259
	DeA Capital SpA	542,556	953,043
#	DiaSorin SpA	80,604	13,689,579
*	doValue SpA	4,701	58,294
*	Elica SpA	98,734	408,186
*	Emak SpA	201,292	335,991
#	Enel SpA	4,863,195	48,288,251
#	Eni SpA	1,758,940	20,950,544
	Eni SpA, Sponsored ADR	141,714	3,378,462
	ERG SpA	279,062	8,341,986
*	Esprinet SpA	144,644	2,342,865
#*	Eurotech SpA	79,018	484,576
*	Faurecia SE	49,891	2,699,139
#	Ferrari NV	159,399	34,145,980
	Ferrari NV	890	189,917
#	Fiera Milano SpA	88,800	389,567
*	Fila SpA	39,290	449,364
#*	Fincantieri SpA	1,482,879	1,143,855
#*	FinecoBank Banca Fineco SpA	1,007,845	17,334,722
*	FNM SpA	611,471	484,711
#*	Freni Brembo SpA	473,888	5,897,698
*	Gefran SpA	13,587	125,992
#*	Geox SpA	272,993	292,205
	Gruppo MutuiOnline SpA	91,474	4,916,766
	Hera SpA	3,430,010	13,802,532
*	Illimity Bank SpA	27,424	320,754
*	IMMSI SpA	1,354,153	758,198
#	Infrastrutture Wireless Italiane SpA	130,148	1,518,497
*	Intek Group SpA	1,101,521	436,954
	Interpump Group SpA	268,723	14,304,109
*	Intesa Sanpaolo SpA	14,953,091	41,687,907
	Iren SpA	1,875,844	5,598,994
	Italgas SpA	1,432,127	9,340,099
	Italmobiliare SpA	27,917	989,726
#*	Juventus Football Club SpA	2,199,992	1,930,819
	La Doria SpA	66,750	1,373,157
	Leonardo SpA	1,435,712	11,716,356
#	Maire Tecnimont SpA	693,536	2,218,725
#*	Mariella Burani Fashion Group S.p.A	2,868	0
*	Mediaset SpA	3,212,825	10,258,869
*	Mediobanca Banca di Credito Finanziario SpA	1,903,496	21,499,028
#*	Moncler SpA	459,919	28,188,639
	Openjobmetis SpA agenzia per il lavoro	34,444	360,974
#*	OVS SpA	1,056,586	2,131,802
	Piaggio & C SpA	1,782,648	6,903,641
*	Pirelli & C SpA	95,298	535,446
	Poste Italiane SpA	840,682	11,005,476
#*	Prima Industrie SpA	25,100	630,536
	Prysmian SpA	232,175	7,263,958
	RAI Way SpA	203,166	1,192,674
#	Recordati Industria Chimica e Farmaceutica SpA	216,541	11,931,097
	Reno de Medici SpA	709,093	891,852
	Reply SpA	68,794	9,352,635
*	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	628,391
	Sabaf SpA	33,323	901,623

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Safilo Group SpA	15,826	$20,228
#	Saipem SpA	2,412,039	5,561,467
#*	Saras SpA	2,268,936	1,564,876
	Servizi Italia SpA	43,557	117,309
*	Sesa SpA	19,113	2,651,083
#	Snam SpA	51,391	289,180
#*	Societa Cattolica di Assicurazioni SC	321,054	1,903,068
#*	Sogefi SpA	320,276	544,088
#	SOL SpA	107,348	2,128,415
	Stellantis NV BMD8F9905	5,866,422	97,311,987
	Stellantis NV BMD8KX906	2,929,812	48,545,540
	Stellantis NV N82405106	1,016,511	16,843,587
	Tamburi Investment Partners SpA	226,710	2,128,549
*	Technogym SpA	400,181	5,361,064
	Telecom Italia SpA	25,956,222	14,231,026
	Telecom Italia SpA, Sponsored ADR	180,144	992,593
#	Tenaris SA	284,581	3,051,553
	Tenaris SA, ADR	219,035	4,682,968
	Terna Rete Elettrica Nazionale SpA	2,076,816	15,309,142
*	Tinexta S.p.A.	60,794	1,824,968
*	Tod’s SpA	37,606	1,769,204
*	TXT e-solutions SpA	2,104	18,964
	UniCredit SpA	2,816,825	28,934,377
*	Unieuro SpA	30,996	900,768
*	Unipol Gruppo SpA	2,360,963	12,902,944
	UnipolSai Assicurazioni SpA	2,116,526	6,573,090
#	Webuild SpA	734,563	1,582,064
	Zignago Vetro SpA	114,751	2,365,938

TOTAL ITALY			890,974,592

JAPAN — (20.7%)
	77 Bank, Ltd. (The)	294,674	3,700,934
	A&A Material Corp.	9,400	85,786
	A&D Co., Ltd.	102,400	1,213,040
	ABC-Mart, Inc.	25,900	1,387,733
	Abist Co., Ltd.	14,600	394,561
*	Access Co., Ltd.	110,700	862,630
	Achilles Corp.	66,000	842,998
	Acom Co., Ltd.	403,100	1,732,683
	AD Works Group Co., Ltd.	93,120	137,920
	Adastria Co., Ltd.	177,100	3,007,264
	ADEKA Corp.	407,600	7,932,509
	Ad-sol Nissin Corp.	24,300	594,997
	Advan Co., Ltd.	82,200	700,534
#	Advanex, Inc.	7,300	100,335
	Advantage Risk Management Co., Ltd.	24,200	158,634
#	Advantest Corp.	178,000	16,827,235
	Adventure, Inc.	9,200	522,869
	Aeon Co., Ltd.	1,217,368	33,220,655
	Aeon Delight Co., Ltd.	112,300	3,426,443
	Aeon Fantasy Co., Ltd.	43,600	799,740
	AEON Financial Service Co., Ltd.	459,500	5,230,658
	Aeon Hokkaido Corp.	113,600	1,122,781
	Aeon Mall Co., Ltd.	198,820	3,156,184
#	Aeria, Inc.	84,300	472,226
	AFC-HD AMS Life Science Co., Ltd.	6,200	56,821
	AGC, Inc.	431,700	19,685,211
	Agro-Kanesho Co., Ltd.	4,700	62,110
	AGS Corp.	4,100	30,114

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ahresty Corp.	112,100	$478,342
	Ai Holdings Corp.	90,700	1,731,574
	Aica Kogyo Co., Ltd.	110,800	3,932,569
	Aichi Bank, Ltd. (The)	46,000	1,176,524
	Aichi Corp.	173,000	1,349,290
	Aichi Steel Corp.	58,600	1,793,361
	Aichi Tokei Denki Co., Ltd.	11,200	430,150
	Aida Engineering, Ltd.	261,100	2,194,994
	Aiful Corp.	896,500	2,579,251
#	Ain Holdings, Inc.	113,400	6,294,139
	Aiphone Co., Ltd.	47,500	746,264
	Air Water, Inc.	768,700	12,714,854
	Airport Facilities Co., Ltd.	109,900	610,661
	Airtech Japan, Ltd.	2,200	23,677
	Aisan Industry Co., Ltd.	227,900	1,611,970
	Aisin Corp.	330,782	12,731,751
	AIT Corp.	2,900	27,958
#	Aizawa Securities Co., Ltd.	168,900	1,476,172
	Ajinomoto Co., Inc.	567,700	11,353,127
#	Ajis Co., Ltd.	18,400	618,888
	Akatsuki Corp.	77,900	248,474
	Akatsuki, Inc.	25,800	945,689
*	Akebono Brake Industry Co., Ltd.	496,564	837,816
	Akita Bank, Ltd. (The)	107,700	1,353,828
	Albis Co., Ltd.	27,700	598,970
	Alconix Corp.	125,800	1,730,981
	Alfresa Holdings Corp.	263,800	4,728,795
	Alinco, Inc.	83,000	758,404
#	Alleanza Holdings Co., Ltd.	41,500	461,044
	Alpen Co., Ltd.	97,100	2,070,759
	Alpha Corp.	33,700	367,162
	Alpha Systems, Inc.	13,920	463,156
#*	AlphaPolis Co., Ltd.	7,500	210,462
	Alps Alpine Co., Ltd.	643,904	7,802,008
#	Alps Logistics Co., Ltd.	32,600	278,748
	Altech Co., Ltd.	30,600	87,256
	Altech Corp.	74,310	1,363,906
	Amada Co., Ltd.	672,900	7,298,540
	Amano Corp.	174,200	4,732,991
	Amiyaki Tei Co., Ltd.	18,100	465,224
	Amuse, Inc.	13,500	276,966
*	ANA Holdings, Inc.	82,700	1,898,654
	Anabuki Kosan, Inc.	2,400	45,004
	Anest Iwata Corp.	110,200	983,221
#	Anritsu Corp.	142,300	2,764,829
	AOI Electronics Co., Ltd.	18,300	442,974
	AOI TYO Holdings, Inc.	80,010	447,762
	AOKI Holdings, Inc.	179,100	995,184
	Aomori Bank, Ltd. (The)	94,400	1,972,787
#*	Aoyama Trading Co., Ltd.	206,400	1,560,836
#	Aoyama Zaisan Networks Co., Ltd.	32,000	456,575
	Aozora Bank, Ltd.	407,800	8,780,307
#	Apaman Co., Ltd.	44,700	240,576
	Arakawa Chemical Industries, Ltd.	89,800	991,952
	Arata Corp.	55,000	2,236,862
	Araya Industrial Co., Ltd.	17,700	263,126
	Arcland Sakamoto Co., Ltd.	128,000	1,746,835
	Arcland Service Holdings Co., Ltd.	57,800	1,155,461
	Arcs Co., Ltd.	180,773	3,890,193

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ardepro Co., Ltd.	102,400	$50,620
#	Arealink Co., Ltd.	34,400	395,400
	Argo Graphics, Inc.	55,800	1,568,002
	Ariake Japan Co., Ltd.	25,200	1,458,898
	Arisawa Manufacturing Co., Ltd.	174,100	1,543,013
	ARTERIA Networks Corp.	1,600	22,700
	Artnature, Inc.	118,300	717,623
	ArtSpark Holdings, Inc.	46,100	1,162,348
*	Aruhi Corp.	31,000	500,270
	As One Corp.	15,890	1,984,005
	Asahi Broadcasting Group Holdings Corp.	44,000	279,610
	Asahi Co., Ltd.	82,600	1,107,222
	Asahi Diamond Industrial Co., Ltd.	246,300	1,142,639
	Asahi Group Holdings, Ltd.	404,500	16,913,376
	Asahi Holdings, Inc.	257,600	5,203,639
	Asahi Intecc Co., Ltd.	267,200	7,192,186
	Asahi Kasei Corp.	2,623,000	27,631,944
	Asahi Kogyosha Co., Ltd.	18,900	494,499
#	Asahi Net, Inc.	24,500	161,275
	Asahi Yukizai Corp.	70,900	885,088
#	Asante, Inc.	13,300	219,989
	Asanuma Corp.	43,000	1,748,265
	Asax Co., Ltd.	6,600	41,417
*	Ashimori Industry Co., Ltd.	23,400	217,644
	Asia Pile Holdings Corp.	138,100	642,418
	Asics Corp.	150,000	2,383,463
	ASKA Pharmaceutical Holdings Co., Ltd.	125,900	1,582,307
	ASKUL Corp.	25,400	929,157
	Astellas Pharma, Inc.	1,833,400	27,594,624
	Asti Corp.	20,699	411,173
	Asukanet Co., Ltd.	14,600	132,859
	Ateam, Inc.	47,900	769,867
#	Atom Corp.	347,600	2,386,728
*	Atsugi Co., Ltd.	78,000	385,918
	Aucnet, Inc.	7,400	87,754
	Autobacs Seven Co., Ltd.	211,500	2,833,307
	Avant Corp.	45,200	736,703
#	Avantia Co., Ltd.	49,100	407,407
	Avex, Inc.	163,900	2,242,400
	Awa Bank, Ltd. (The)	167,700	3,384,236
	Axell Corp.	23,400	221,219
	Axial Retailing, Inc.	85,500	3,419,425
	Azbil Corp.	77,900	3,145,389
	Bandai Namco Holdings, Inc.	240,800	17,670,133
	Bando Chemical Industries, Ltd.	155,200	1,013,479
	Bank of Iwate, Ltd. (The)	83,700	1,555,419
	Bank of Kochi, Ltd. (The)	16,800	126,874
	Bank of Kyoto, Ltd. (The)	185,311	9,955,283
	Bank of Nagoya, Ltd. (The)	73,899	1,838,357
	Bank of Okinawa, Ltd. (The)	106,740	2,618,016
	Bank of Saga, Ltd. (The)	81,500	1,009,588
	Bank of the Ryukyus, Ltd.	175,900	1,128,887
	Baroque Japan, Ltd.	77,400	533,942
	BayCurrent Consulting, Inc.	56,000	15,270,737
#*	Beaglee, Inc.	4,200	51,926
	Belc Co., Ltd.	54,538	2,894,399
	Bell System24 Holdings, Inc.	150,200	2,267,164
	Belluna Co., Ltd.	224,100	2,371,614
	Benefit One, Inc.	243,200	6,101,938

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Benesse Holdings, Inc.	83,700	$1,848,249
	BeNEXT Group, Inc.	209,702	2,737,037
*	Bengo4.com, Inc.	22,400	1,904,359
	Bic Camera, Inc.	285,900	2,951,083
	Biofermin Pharmaceutical Co., Ltd.	1,100	30,149
	BML, Inc.	110,700	3,829,737
#	Bookoff Group Holdings, Ltd.	40,200	360,812
	Bourbon Corp.	2,100	40,875
	BP Castrol K.K.	24,900	318,888
#	Br Holdings Corp.	108,500	557,642
*	BrainPad, Inc.	17,600	848,351
	Bridgestone Corp.	897,700	35,978,133
	Broadleaf Co., Ltd.	303,600	1,521,223
	BRONCO BILLY Co., Ltd.	3,900	84,229
	Brother Industries, Ltd.	676,800	14,350,267
	Bunka Shutter Co., Ltd.	248,000	2,171,029
	C Uyemura & Co., Ltd.	5,200	357,861
	CAC Holdings Corp.	55,100	717,061
	Calbee, Inc.	107,200	2,571,140
#	Can Do Co., Ltd.	29,800	587,840
	Canare Electric Co., Ltd.	4,400	70,759
	Canon Electronics, Inc.	89,800	1,435,961
	Canon Marketing Japan, Inc.	150,000	3,621,322
	Canon, Inc., Sponsored ADR	57,577	1,366,302
	Canon, Inc.	419,434	9,974,199
	Capcom Co., Ltd.	672,200	21,808,196
	Career Design Center Co., Ltd.	27,400	263,240
	Carlit Holdings Co., Ltd.	83,400	534,047
#	Casa, Inc.	23,400	195,326
	Casio Computer Co., Ltd.	370,800	6,565,474
	Cawachi, Ltd.	84,800	1,824,102
#*	C’BON COSMETICS Co., Ltd.	2,100	37,591
	CDS Co., Ltd.	1,300	18,109
#	Central Automotive Products, Ltd.	23,900	634,011
	Central Glass Co., Ltd.	189,700	3,911,139
	Central Japan Railway Co.	55,900	8,190,007
	Central Security Patrols Co., Ltd.	24,700	662,315
#	Central Sports Co., Ltd.	38,700	838,040
#	Ceres, Inc.	7,900	264,307
	Charm Care Corp. KK	50,200	559,980
	Chiba Bank, Ltd. (The)	988,663	6,182,315
	Chiba Kogyo Bank, Ltd. (The)	263,600	635,030
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	22,500	339,078
	Chino Corp.	30,600	366,758
	Chiyoda Co., Ltd.	74,400	596,438
	Chiyoda Integre Co., Ltd.	54,100	929,217
	Chofu Seisakusho Co., Ltd.	97,200	1,808,395
	Chori Co., Ltd.	46,800	643,080
	Chubu Electric Power Co., Inc.	389,700	4,722,538
	Chubu Shiryo Co., Ltd.	113,800	1,420,017
	Chudenko Corp.	156,600	3,327,139
*	Chuetsu Pulp & Paper Co., Ltd.	106,611	1,187,652
	Chugai Pharmaceutical Co., Ltd.	157,100	5,896,733
#	Chugai Ro Co., Ltd.	28,300	550,275
	Chugoku Bank, Ltd. (The)	482,600	3,820,501
	Chugoku Electric Power Co., Inc. (The)	399,100	4,466,628
	Chugoku Marine Paints, Ltd.	279,000	2,515,244
	Chukyo Bank, Ltd. (The)	54,600	835,198
	Chuo Gyorui Co., Ltd.	3,800	106,798

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Chuo Spring Co., Ltd.	24,000	$211,116
	CI Takiron Corp.	185,700	1,153,881
	Citizen Watch Co., Ltd.	1,375,250	4,627,429
#	CK-San-Etsu Co., Ltd.	13,200	438,079
	Cleanup Corp.	106,700	520,080
	CMIC Holdings Co., Ltd.	86,200	1,261,600
*	CMK Corp.	243,800	976,455
	Coca-Cola Bottlers Japan Holdings, Inc.	259,852	4,157,756
#	cocokara fine, Inc.	55,520	3,764,584
	Colowide Co., Ltd.	158,700	2,670,486
	Computer Engineering & Consulting, Ltd.	90,500	1,120,654
	Computer Institute of Japan, Ltd.	40,900	323,510
	COMSYS Holdings Corp.	222,494	6,907,555
	Comture Corp.	96,700	2,339,159
	Concordia Financial Group, Ltd.	1,894,833	7,123,603
	CONEXIO Corp.	107,000	1,358,719
*	COOKPAD, Inc.	14,200	38,528
	Core Corp.	13,600	192,167
	Corona Corp.	62,900	534,728
	Cosel Co., Ltd.	85,500	830,764
	Cosmo Energy Holdings Co., Ltd.	315,900	6,766,844
	Cosmos Initia Co., Ltd.	55,900	235,473
	Cosmos Pharmaceutical Corp.	25,200	3,616,879
	Cota Co., Ltd.	40,836	561,688
	CRE, Inc.	9,800	126,229
	Create Medic Co., Ltd.	13,200	121,323
#*	Create Restaurants Holdings, Inc.	381,600	2,717,141
	Create SD Holdings Co., Ltd.	80,800	2,450,016
	Credit Saison Co., Ltd.	582,800	6,718,810
	Creek & River Co., Ltd.	37,900	539,058
	Cresco, Ltd.	70,600	1,069,286
	CTI Engineering Co., Ltd.	61,600	1,391,468
	CTS Co., Ltd.	102,900	797,132
	Cube System, Inc.	7,200	75,141
	Curves Holdings Co., Ltd.	185,600	1,398,686
	CyberAgent, Inc.	576,800	11,837,341
	Cybernet Systems Co., Ltd.	4,800	37,400
	Cybozu, Inc.	90,400	2,059,288
	Dai Nippon Printing Co., Ltd.	416,900	8,260,947
	Dai Nippon Toryo Co., Ltd.	118,700	928,808
	Daibiru Corp.	149,800	1,752,474
	Daicel Corp.	851,100	6,576,468
	Dai-Dan Co., Ltd.	63,100	1,577,651
	Daido Kogyo Co., Ltd.	33,200	258,472
	Daido Metal Co., Ltd.	254,300	1,295,624
	Daido Steel Co., Ltd.	142,800	6,775,368
*	Daidoh, Ltd.	85,900	141,398
	Daifuku Co., Ltd.	157,600	15,577,557
	Daihatsu Diesel Manufacturing Co., Ltd.	69,100	315,194
	Daihen Corp.	91,800	4,012,445
	Daiho Corp.	89,700	3,247,214
	Dai-Ichi Cutter Kogyo K.K.	26,600	337,657
	Daiichi Jitsugyo Co., Ltd.	42,400	1,634,995
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	104,500	1,256,470
	Dai-ichi Life Holdings, Inc.	811,788	14,658,507
	Daiichi Sankyo Co., Ltd.	172,800	4,413,383
	Daiichikosho Co., Ltd.	123,800	4,617,536
	Daiken Corp.	67,800	1,278,753
	Daiken Medical Co., Ltd.	65,400	336,786

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiki Aluminium Industry Co., Ltd.	205,600	$1,833,931
	Daiki Axis Co., Ltd.	21,800	181,175
	Daikin Industries, Ltd.	149,300	30,115,999
#	Daiko Denshi Tsushin, Ltd.	17,000	82,054
	Daikoku Denki Co., Ltd.	43,900	367,831
	Daikokutenbussan Co., Ltd.	43,300	3,235,132
	Daikyonishikawa Corp.	200,400	1,384,232
	Dainichi Co., Ltd.	35,200	259,073
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	60,700	1,256,070
	Daio Paper Corp.	402,000	6,592,805
*	Daiohs Corp.	2,100	18,916
	Daiseki Co., Ltd.	82,325	3,102,501
	Daiseki Eco. Solution Co., Ltd.	21,400	196,672
	Daishi Hokuetsu Financial Group, Inc.	181,900	3,912,503
	Daishinku Corp.	42,000	928,777
	Daisue Construction Co., Ltd.	44,600	392,900
	Daito Bank, Ltd. (The)	28,200	157,145
	Daito Pharmaceutical Co., Ltd.	69,900	2,217,863
	Daito Trust Construction Co., Ltd.	113,200	12,036,889
	Daitron Co., Ltd.	28,100	478,907
	Daiwa House Industry Co., Ltd.	1,080,300	32,033,318
	Daiwa Industries, Ltd.	151,900	1,549,901
	Daiwa Securities Group, Inc.	2,512,500	13,406,999
	Daiwabo Holdings Co., Ltd.	590,000	9,227,711
	DCM Holdings Co., Ltd.	491,680	4,903,273
	Dear Life Co., Ltd.	122,100	531,344
	Delica Foods Holdings Co., Ltd.	14,600	84,021
*	DeNA Co., Ltd.	202,900	4,151,196
	Denka Co., Ltd.	441,300	17,282,405
#	Densan System Co., Ltd.	25,900	769,274
	Denso Corp.	173,700	11,230,224
	Dentsu Group, Inc.	263,600	8,135,655
	Denyo Co., Ltd.	75,100	1,375,194
	Dexerials Corp.	346,000	6,376,525
	DIC Corp.	437,400	11,179,531
	Digital Arts, Inc.	50,800	4,118,816
	Digital Hearts Holdings Co., Ltd.	56,200	764,667
	Digital Holdings, Inc.	2,800	48,060
#	Digital Information Technologies Corp.	34,900	707,613
	Dip Corp.	127,800	3,528,204
	Disco Corp.	12,800	4,133,388
	DKK Co., Ltd.	44,200	1,013,316
	DKS Co., Ltd.	45,500	1,513,952
#	DMG Mori Co., Ltd.	476,500	7,704,496
	DMW Corp.	900	29,727
	Doshisha Co., Ltd.	87,900	1,479,304
#	Double Standard, Inc.	8,200	285,224
	Doutor Nichires Holdings Co., Ltd.	116,023	1,732,226
	Dowa Holdings Co., Ltd.	259,800	10,858,057
*	Dream Incubator, Inc.	1,300	11,937
	DTS Corp.	224,500	5,277,813
	Duskin Co., Ltd.	184,100	4,372,894
	Dvx, Inc.	31,200	275,206
	DyDo Group Holdings, Inc.	44,500	2,063,414
#	Dynic Corp.	7,899	55,375
	Eagle Industry Co., Ltd.	161,300	1,712,612
	Earth Corp.	35,000	1,931,081
	East Japan Railway Co.	117,700	8,060,994
#	EAT& Holdings Co, Ltd.	16,500	274,025

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ebara Corp.	296,600	$12,673,302
	Ebara Jitsugyo Co., Ltd.	21,200	938,113
	Ebase Co., Ltd.	35,200	307,196
*	eBook Initiative Japan Co., Ltd.	9,700	223,062
	Eco’s Co., Ltd.	40,600	687,666
	EDION Corp.	409,400	4,354,378
#	EF-ON, Inc.	119,739	1,124,549
	eGuarantee, Inc.	97,500	1,875,506
	E-Guardian, Inc.	38,000	973,389
	Ehime Bank, Ltd. (The)	168,998	1,392,562
	Eidai Co., Ltd.	108,100	319,503
	Eiken Chemical Co., Ltd.	78,800	1,570,798
	Eisai Co., Ltd.	105,300	6,867,866
	Eizo Corp.	77,800	2,890,766
	Elan Corp.	110,200	1,311,670
#	Elecom Co., Ltd.	152,000	3,192,690
	Electric Power Development Co., Ltd.	91,100	1,460,517
	Elematec Corp.	60,606	681,655
	EM Systems Co., Ltd.	66,900	499,560
	Endo Lighting Corp.	84,000	522,587
	ENEOS Holdings, Inc.	2,390,320	10,280,563
	Enigmo, Inc.	86,400	983,429
	en-japan, Inc.	125,800	3,815,952
#	Enomoto Co., Ltd.	24,600	457,341
	Enplas Corp.	33,600	1,289,972
#	Enshu, Ltd.	24,700	207,352
	Ensuiko Sugar Refining Co., Ltd.	11,600	24,447
	EPCO Co., Ltd.	10,500	90,456
	EPS Holdings, Inc.	139,000	1,488,957
	eRex Co., Ltd.	118,600	1,959,905
	ES-Con Japan, Ltd.	236,300	1,590,297
*	Escrow Agent Japan, Inc.	63,900	150,295
	Eslead Corp.	40,700	588,827
	ESPEC Corp.	75,100	1,298,615
	Exedy Corp.	150,300	2,157,951
#	Ezaki Glico Co., Ltd.	46,000	1,721,508
	F&M Co., Ltd.	5,600	80,926
#	Faith, Inc.	33,180	268,868
	FALCO HOLDINGS Co., Ltd.	44,300	676,828
	FAN Communications, Inc.	178,500	636,393
	Fancl Corp.	53,000	1,731,297
	FANUC Corp.	15,600	3,592,410
	Fast Retailing Co., Ltd.	41,300	33,883,824
	FCC Co., Ltd.	196,300	3,159,192
#*	FDK Corp.	32,400	415,633
	Feed One Co., Ltd.	138,648	1,090,567
	Felissimo Corp.	1,200	13,667
#	Fenwal Controls of Japan, Ltd.	3,500	52,329
	Ferrotec Holdings Corp.	223,700	4,989,651
*	FFRI Security, Inc.	14,200	256,333
	FIDEA Holdings Co., Ltd.	1,057,400	1,200,316
	Fields Corp.	64,800	296,056
	Financial Products Group Co., Ltd.	50,400	334,568
	FINDEX, Inc.	60,500	661,034
*	First Baking Co., Ltd.	1,200	10,471
#	First Brothers Co., Ltd.	43,900	398,384
#	First Juken Co., Ltd.	33,100	381,710
	First-corp, Inc.	27,500	189,255
	Fixstars Corp.	73,100	652,226

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FJ Next Co., Ltd.	92,500	$863,551
	Food & Life Cos Ltd.	208,000	9,277,046
	Foster Electric Co., Ltd.	134,900	1,442,475
	FP Corp.	200,400	7,780,917
	France Bed Holdings Co., Ltd.	103,400	853,991
#*	Freebit Co., Ltd.	73,100	602,217
	Freund Corp.	40,900	285,212
	Frontier Management, Inc.	1,700	25,888
	F-Tech, Inc.	68,900	437,443
#	FTGroup Co., Ltd.	48,500	600,143
	Fudo Tetra Corp.	91,620	1,561,056
	Fuji Co., Ltd.	90,100	1,703,016
	Fuji Corp.	282,700	7,525,105
	Fuji Corp.	65,000	770,910
	Fuji Corp., Ltd.	119,000	747,035
	Fuji Die Co., Ltd.	33,800	204,250
	Fuji Electric Co., Ltd.	382,800	17,428,018
	Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	47,553
	Fuji Kyuko Co., Ltd.	71,600	3,428,567
	Fuji Media Holdings, Inc.	169,400	2,061,320
*	Fuji Oil Co., Ltd.	289,200	612,960
	Fuji Oil Holdings, Inc.	157,500	4,058,688
	Fuji Pharma Co., Ltd.	59,100	647,215
	Fuji Seal International, Inc.	196,200	4,356,311
	Fuji Soft, Inc.	22,700	1,137,096
	Fujibo Holdings, Inc.	51,200	2,076,158
	Fujicco Co., Ltd.	69,300	1,217,547
	FUJIFILM Holdings Corp.	162,275	10,511,397
#	Fujikura Composites, Inc.	108,700	470,766
	Fujikura Kasei Co., Ltd.	117,600	571,438
*	Fujikura, Ltd.	1,269,300	6,542,982
	Fujimori Kogyo Co., Ltd.	78,000	2,939,657
	Fujisash Co., Ltd.	461,100	333,263
	Fujishoji Co., Ltd.	28,900	234,858
	Fujitec Co., Ltd.	181,600	4,106,276
	Fujitsu General, Ltd.	124,300	3,296,241
	Fujitsu, Ltd.	327,729	52,062,409
	Fujiya Co., Ltd.	30,200	592,232
	FuKoKu Co., Ltd.	38,000	274,720
	Fukuda Corp.	27,000	1,161,457
	Fukuda Denshi Co., Ltd.	6,100	484,711
	Fukui Bank, Ltd. (The)	103,500	1,612,997
	Fukui Computer Holdings, Inc.	29,300	1,137,139
	Fukuoka Financial Group, Inc.	508,256	8,668,714
#*	Fukushima Bank, Ltd. (The)	19,400	40,103
*	Fukushima Galilei Co., Ltd.	58,100	2,136,557
	Fukuyama Transporting Co., Ltd.	128,100	4,915,933
	FULLCAST Holdings Co., Ltd.	85,300	1,484,133
#	Fumakilla, Ltd.	15,401	217,967
*	Funai Electric Co., Ltd.	104,500	874,202
	Funai Soken Holdings, Inc.	121,620	2,158,686
#	Furukawa Battery Co., Ltd. (The)	77,700	1,148,070
	Furukawa Co., Ltd.	155,100	1,756,685
	Furukawa Electric Co., Ltd.	356,990	9,469,097
	Furuno Electric Co., Ltd.	119,300	1,163,469
	Furusato Industries, Ltd.	41,500	489,729
#	Furuya Metal Co., Ltd.	10,200	886,226
	Furyu Corp.	95,200	851,087
	Fuso Chemical Co., Ltd.	112,500	4,051,136

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuso Pharmaceutical Industries, Ltd.	33,599	$726,154
	Futaba Corp.	198,800	1,566,699
	Futaba Industrial Co., Ltd.	374,800	1,778,001
	Future Corp.	106,900	1,979,438
	Fuyo General Lease Co., Ltd.	113,600	7,568,763
	G-7 Holdings, Inc.	86,600	2,307,256
	Gakken Holdings Co., Ltd.	70,600	893,535
	Gakkyusha Co., Ltd.	29,000	339,620
	GCA Corp.	33,300	246,673
	Gecoss Corp.	69,200	566,059
	Genki Sushi Co., Ltd.	24,600	540,736
	Genky DrugStores Co., Ltd.	35,900	1,091,347
	Geo Holdings Corp.	220,500	2,288,920
	Geostr Corp.	74,200	259,435
*	Gfoot Co., Ltd.	27,500	101,908
	Giken, Ltd.	68,600	2,935,394
	GL Sciences, Inc.	27,500	659,237
	GLOBERIDE, Inc.	55,199	2,176,374
	Glory, Ltd.	193,945	4,163,916
#	Glosel Co., Ltd.	69,000	265,556
#	GMO Financial Holdings, Inc.	85,600	659,905
#	GMO GlobalSign Holdings K.K.	16,800	904,914
	GMO internet, Inc.	257,800	7,658,124
	GMO Payment Gateway, Inc.	57,800	7,348,893
#	GMO Pepabo, Inc.	4,500	252,305
	Godo Steel, Ltd.	53,900	865,379
	Goldcrest Co., Ltd.	75,230	1,092,197
	Goldwin, Inc.	56,600	3,380,951
	Golf Digest Online, Inc.	69,500	928,581
#	Good Com Asset Co., Ltd.	14,700	187,402
	Grandy House Corp.	68,500	282,011
	Gree, Inc.	278,600	1,457,510
	GS Yuasa Corp.	374,499	10,137,164
	GSI Creos Corp.	49,600	531,544
	G-Tekt Corp.	127,900	1,631,057
#	Gumi, Inc.	9,400	110,502
	Gun-Ei Chemical Industry Co., Ltd.	21,600	470,660
	GungHo Online Entertainment, Inc.	105,379	2,004,568
	Gunma Bank, Ltd. (The)	982,001	3,212,476
	Gunze, Ltd.	80,700	2,859,858
	H.U. Group Holdings, Inc.	282,400	9,238,096
	H2O Retailing Corp.	435,060	3,408,931
	HABA Laboratories, Inc.	8,500	349,203
	Hachijuni Bank, Ltd. (The)	1,200,100	4,102,941
	Hagihara Industries, Inc.	43,800	568,263
	Hagiwara Electric Holdings Co., Ltd.	36,100	854,395
	Hagoromo Foods Corp.	1,500	42,921
	Hakudo Co., Ltd.	35,800	549,622
	Hakuhodo DY Holdings, Inc.	314,000	5,314,234
	Hakuto Co., Ltd.	71,100	810,644
*	Hakuyosha Co., Ltd.	1,000	21,363
	Halows Co., Ltd.	23,700	636,206
	Hamakyorex Co., Ltd.	93,200	2,622,756
	Hamamatsu Photonics KK	69,100	4,005,191
#	Hamee Corp.	21,400	309,606
	Hankyu Hanshin Holdings, Inc.	388,900	12,265,553
	Hanwa Co., Ltd.	166,600	4,950,511
	Happinet Corp.	75,400	1,017,839
#	Harada Industry Co., Ltd.	45,400	367,878

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hard Off Corp. Co., Ltd.	47,100	$330,087
	Harima Chemicals Group, Inc.	61,900	519,627
	Harmonic Drive Systems, Inc.	8,600	578,351
#	Haruyama Holdings, Inc.	22,600	136,474
#	Haseko Corp.	1,382,700	18,547,880
	Hayashikane Sangyo Co., Ltd.	34,299	193,487
	Hazama Ando Corp.	1,103,380	8,420,609
	Heiwa Corp.	261,100	4,426,402
	Heiwa Real Estate Co., Ltd.	163,900	5,581,350
	Heiwado Co., Ltd.	151,500	3,080,353
	Helios Techno Holding Co., Ltd.	59,600	195,213
	Hibino Corp.	19,500	262,941
	Hibiya Engineering, Ltd.	92,400	1,568,360
	Hikari Tsushin, Inc.	35,800	7,201,526
#	HI-LEX Corp.	55,200	841,207
#	Himaraya Co., Ltd.	15,100	132,459
	Hino Motors, Ltd.	526,500	4,418,968
	Hinokiya Group Co., Ltd.	706	16,397
	Hioki EE Corp.	21,200	1,039,596
	Hirakawa Hewtech Corp.	50,200	606,196
#*	Hiramatsu, Inc.	89,400	125,123
	Hirano Tecseed Co., Ltd.	35,300	866,447
	Hirata Corp.	9,200	605,530
	Hirogin Holdings, Inc.	866,000	4,787,126
	Hirose Electric Co., Ltd.	13,025	2,076,273
*	Hirose Tusyo, Inc.	3,400	66,493
	Hiroshima Gas Co., Ltd.	109,500	376,617
	Hisaka Works, Ltd.	94,600	721,621
	Hisamitsu Pharmaceutical Co., Inc.	6,300	367,511
	Hitachi Construction Machinery Co., Ltd.	290,500	8,930,179
*	Hitachi Metals, Ltd.	292,130	5,663,822
	Hitachi Transport System, Ltd.	215,800	6,704,453
	Hitachi Zosen Corp.	826,600	6,251,299
	Hitachi, Ltd.	1,307,985	64,742,270
	Hitachi, Ltd., ADR	78,423	7,741,134
	Hito Communications Holdings, Inc.	28,300	534,725
	Hochiki Corp.	79,200	918,166
	Hodogaya Chemical Co., Ltd.	27,700	1,078,009
	Hogy Medical Co., Ltd.	78,200	2,362,974
	Hokkaido Electric Power Co., Inc.	537,200	2,559,586
	Hokkaido Gas Co., Ltd.	41,200	587,136
	Hokkan Holdings, Ltd.	39,100	506,886
	Hokko Chemical Industry Co., Ltd.	99,300	925,454
	Hokkoku Bank, Ltd. (The)	111,800	2,489,713
	Hokuetsu Corp.	623,995	3,237,152
	Hokuetsu Industries Co., Ltd.	111,800	1,085,185
	Hokuhoku Financial Group, Inc.	597,710	5,036,224
	Hokuriku Electric Industry Co., Ltd.	31,800	266,284
	Hokuriku Electric Power Co.	513,600	3,119,543
	Hokuriku Electrical Construction Co., Ltd.	14,100	146,600
	Hokuto Corp.	101,500	1,845,678
#	Honda Motor Co., Ltd., Sponsored ADR	334,609	9,978,040
	Honda Motor Co., Ltd.	881,523	26,286,845
#	Honda Tsushin Kogyo Co., Ltd.	60,400	270,985
	H-One Co., Ltd.	114,200	823,672
#	Honeys Holdings Co., Ltd.	85,830	834,937
	Honshu Chemical Industry Co., Ltd.	11,900	198,844
	Hoosiers Holdings	219,900	1,325,169
	Horiba, Ltd.	98,100	6,389,857

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hoshizaki Corp.	20,200	$1,794,532
	Hosiden Corp.	266,600	2,529,550
	Hosokawa Micron Corp.	31,500	1,793,406
#*	Hotland Co., Ltd.	36,700	439,989
#	House Do Co., Ltd.	22,100	209,548
	House Foods Group, Inc.	102,200	3,177,917
	Howa Machinery, Ltd.	51,700	435,131
	Hoya Corp.	338,800	38,509,795
	Hulic Co., Ltd.	355,017	4,050,228
*	Hurxley Corp.	3,300	27,125
	Hyakugo Bank, Ltd. (The)	1,105,900	3,209,096
	Hyakujushi Bank, Ltd. (The)	109,600	1,528,860
	Ibiden Co., Ltd.	167,305	7,897,382
	IBJ, Inc.	80,400	662,672
#	Ichibanya Co., Ltd.	31,932	1,407,300
	Ichigo, Inc.	1,140,700	3,565,318
	Ichiken Co., Ltd.	38,600	664,968
	Ichikoh Industries, Ltd.	238,700	1,530,369
	Ichinen Holdings Co., Ltd.	123,572	1,441,117
	Ichiyoshi Securities Co., Ltd.	172,400	978,072
	Icom, Inc.	49,800	1,187,122
#	ID Holdings Corp.	18,750	229,427
	IDEA Consultants, Inc.	1,200	19,776
	Idec Corp.	151,300	2,321,657
	Idemitsu Kosan Co., Ltd.	330,591	7,906,403
	IDOM, Inc.	458,000	2,651,091
	Ihara Science Corp.	32,500	506,271
*	IHI Corp.	605,500	12,227,891
	Iida Group Holdings Co., Ltd.	260,296	6,339,340
	Iino Kaiun Kaisha, Ltd.	400,300	2,001,364
	IJTT Co., Ltd.	96,460	484,898
	Ikegami Tsushinki Co., Ltd.	25,900	203,265
*	Imagica Group, Inc.	74,900	347,997
#	Imasen Electric Industrial	24,100	156,083
*	Impact HD, Inc.	1,800	37,598
	Imuraya Group Co., Ltd.	12,300	269,846
	Inaba Denki Sangyo Co., Ltd.	143,000	3,344,196
	Inaba Seisakusho Co., Ltd.	45,600	611,967
	Inabata & Co., Ltd.	216,800	3,266,767
	Inageya Co., Ltd.	5,900	86,067
	Ines Corp.	71,500	918,725
	I-Net Corp.	61,310	821,285
	Infocom Corp.	138,000	3,529,705
	Infomart Corp.	696,800	6,569,486
	Information Services International-Dentsu, Ltd.	105,600	3,891,675
	Innotech Corp.	65,600	779,950
	Inpex Corp.	2,125,100	14,461,311
	Insource Co., Ltd.	76,998	1,726,223
	Intage Holdings, Inc.	183,100	2,236,801
	Intelligent Wave, Inc.	20,400	124,038
	Inter Action Corp.	28,900	655,760
	Internet Initiative Japan, Inc.	351,400	7,829,148
	Inui Global Logistics Co., Ltd.	65,700	673,430
	I-O Data Device, Inc.	39,700	392,667
#	I-PEX, Inc.	31,300	534,292
	IR Japan Holdings, Ltd.	35,500	4,649,851
	Iriso Electronics Co., Ltd.	76,900	3,648,941
#	I’rom Group Co., Ltd.	12,600	280,961
	ISB Corp.	7,200	90,191

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ise Chemicals Corp.	5,600	$166,212
#*	Iseki & Co., Ltd.	93,800	1,334,569
#	Isetan Mitsukoshi Holdings, Ltd.	1,008,540	7,066,429
	Ishihara Sangyo Kaisha, Ltd.	185,300	1,542,756
	Ishii Iron Works Co., Ltd.	2,900	76,928
*	Ishizuka Glass Co., Ltd.	11,699	198,482
	Isolite Insulating Products Co., Ltd.	56,400	326,165
	Isuzu Motors, Ltd.	1,200,107	12,186,055
#	Itfor, Inc.	61,900	442,654
	ITmedia, Inc.	5,500	96,711
#	Ito En, Ltd.	69,600	3,853,886
#	ITOCHU Corp.	1,215,500	37,946,370
	Itochu Enex Co., Ltd.	290,300	2,769,300
	Itochu Techno-Solutions Corp.	70,200	2,429,052
	Itochu-Shokuhin Co., Ltd.	19,300	871,766
	Itoham Yonekyu Holdings, Inc.	478,946	3,081,217
	Itoki Corp.	207,400	710,082
*	Itokuro, Inc.	13,200	127,681
	IwaiCosmo Holdings, Inc.	94,100	1,531,772
	Iwaki & Co., Ltd.	157,800	1,058,277
	Iwasaki Electric Co., Ltd.	34,500	470,153
	Iwatani Corp.	229,400	14,377,291
	Iwatsu Electric Co., Ltd.	44,000	371,532
	Iwatsuka Confectionery Co., Ltd.	500	19,803
	Iyo Bank, Ltd. (The)	773,257	4,265,037
	Izumi Co., Ltd.	117,000	4,657,970
	J Front Retailing Co., Ltd.	817,900	7,809,572
#*	J Trust Co., Ltd.	251,100	551,326
	JAC Recruitment Co., Ltd.	65,000	1,009,783
	Jaccs Co., Ltd.	125,000	2,444,698
#	Jafco Group Co., Ltd.	165,000	11,878,009
*	Jalux, Inc.	32,000	479,701
*	Jamco Corp.	50,600	425,668
#	Janome Sewing Machine Co., Ltd.	79,599	558,366
*	Japan Airlines Co., Ltd.	513,100	10,991,643
#	Japan Airport Terminal Co., Ltd.	34,600	1,553,525
	Japan Asia Group, Ltd.	135,200	1,141,047
#*	Japan Asia Investment Co., Ltd.	76,600	174,549
#*	Japan Asset Marketing Co., Ltd.	382,300	398,721
	Japan Aviation Electronics Industry, Ltd.	347,300	6,199,615
	Japan Best Rescue System Co., Ltd.	71,200	457,262
#*	Japan Cash Machine Co., Ltd.	100,300	539,400
#*	Japan Display, Inc.	9,026,501	3,786,590
	Japan Electronic Materials Corp.	38,000	701,914
	Japan Elevator Service Holdings Co., Ltd.	110,600	2,219,491
	Japan Exchange Group, Inc.	607,200	14,240,914
	Japan Foundation Engineering Co., Ltd.	118,300	531,629
	Japan Investment Adviser Co., Ltd.	38,500	567,373
	Japan Lifeline Co., Ltd.	250,500	3,530,411
	Japan Material Co., Ltd.	253,300	2,944,107
	Japan Medical Dynamic Marketing, Inc.	138,400	2,676,267
	Japan Oil Transportation Co., Ltd.	13,579	325,838
	Japan Petroleum Exploration Co., Ltd.	102,400	1,898,374
	Japan Post Holdings Co., Ltd.	1,181,400	9,927,835
	Japan Post Insurance Co., Ltd.	130,300	2,512,303
	Japan Property Management Center Co., Ltd.	52,300	609,445
	Japan Pulp & Paper Co., Ltd.	48,100	1,596,748
	Japan Securities Finance Co., Ltd.	454,900	3,356,783
	Japan Steel Works, Ltd. (The)	333,600	8,103,890

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Tobacco, Inc.	1,337,300	$25,085,957
	Japan Transcity Corp.	157,600	715,404
	Japan Wool Textile Co., Ltd. (The)	226,200	2,021,334
	Jastec Co., Ltd.	35,900	412,473
#	JBCC Holdings, Inc.	54,100	690,354
	JCR Pharmaceuticals Co., Ltd.	50,800	1,385,090
	JCU Corp.	145,600	5,118,966
	Jeol, Ltd.	124,100	6,978,504
	JFE Holdings, Inc.	839,908	11,044,555
	JFE Systems, Inc.	1,600	24,928
	JFLA Holdings, Inc.	70,200	232,583
	JGC Holdings Corp.	613,300	7,010,992
#*	JIG-SAW, Inc.	7,500	1,096,027
#	Jimoto Holdings, Inc.	77,110	486,545
	JINS Holdings, Inc.	53,600	3,760,529
	JK Holdings Co., Ltd.	69,700	509,131
	JM Holdings Co., Ltd.	60,900	1,150,285
#	JMS Co., Ltd.	59,100	546,612
#*	Joban Kosan Co., Ltd.	25,499	328,946
	J-Oil Mills, Inc.	100,000	1,689,796
#	Joshin Denki Co., Ltd.	73,300	1,852,076
	Joyful Honda Co., Ltd.	1,700	20,939
	JP-Holdings, Inc.	150,000	425,631
	JSB Co., Ltd.	4,400	132,616
	JSP Corp.	64,500	1,049,757
	JSR Corp.	224,300	6,913,831
	JTEKT Corp.	799,500	7,211,245
	Juki Corp.	143,699	1,135,873
	Juroku Bank, Ltd. (The)	148,300	2,737,736
#	Justsystems Corp.	62,100	3,592,113
	JVCKenwood Corp.	898,370	1,952,621
	K&O Energy Group, Inc.	65,400	855,451
	Kadokawa Corp.	186,353	7,429,327
	Kadoya Sesame Mills, Inc.	6,800	261,349
	Kaga Electronics Co., Ltd.	86,100	1,898,278
	Kagome Co., Ltd.	15,600	447,689
	Kajima Corp.	1,416,600	19,595,774
	Kakaku.com, Inc.	289,200	7,851,865
	Kaken Pharmaceutical Co., Ltd.	104,100	4,292,115
	Kakiyasu Honten Co., Ltd.	28,300	641,701
	Kameda Seika Co., Ltd.	36,600	1,538,288
	Kamei Corp.	121,400	1,245,328
	Kamigumi Co., Ltd.	331,900	6,466,742
	Kanaden Corp.	82,700	849,378
	Kanagawa Chuo Kotsu Co., Ltd.	17,500	580,820
	Kanamic Network Co., Ltd.	62,400	381,954
#	Kanamoto Co., Ltd.	195,500	4,796,114
	Kandenko Co., Ltd.	474,600	4,057,048
	Kaneka Corp.	193,400	7,532,495
	Kaneko Seeds Co., Ltd.	3,700	53,203
	Kanematsu Corp.	433,200	5,710,243
	Kanematsu Electronics, Ltd.	69,500	2,384,975
	Kansai Electric Power Co., Inc. (The)	431,100	4,282,003
	Kansai Paint Co., Ltd.	91,900	2,313,951
	Kansai Super Market, Ltd.	12,400	117,231
	Kanto Denka Kogyo Co., Ltd.	324,800	2,559,810
	Kao Corp.	362,000	23,274,260
#*	Kasai Kogyo Co., Ltd.	124,700	495,870
	Katakura & Co-op Agri Corp.	12,200	134,438

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Katakura Industries Co., Ltd.	113,000	$1,435,433
	Katitas Co., Ltd.	16,400	491,312
	Kato Sangyo Co., Ltd.	68,600	2,012,548
	Kato Works Co., Ltd.	50,926	478,150
	Kawada Technologies, Inc.	23,100	927,863
#	Kawagishi Bridge Works Co., Ltd.	9,000	237,895
	Kawai Musical Instruments Manufacturing Co., Ltd.	24,400	710,542
*	Kawasaki Heavy Industries, Ltd.	670,600	16,095,591
	Kawasaki Kinkai Kisen Kaisha, Ltd.	2,800	67,387
*	Kawasaki Kisen Kaisha, Ltd.	136,998	3,819,846
	KDDI Corp.	2,262,100	68,382,007
	KeePer Technical Laboratory Co., Ltd.	49,600	1,053,800
	Keihan Holdings Co., Ltd.	187,600	6,850,218
	Keihanshin Building Co., Ltd.	143,800	1,960,424
	Keihin Co., Ltd.	12,500	158,278
#	Keikyu Corp.	148,200	1,900,091
	Keio Corp.	79,100	5,149,238
	Keisei Electric Railway Co., Ltd.	103,000	3,216,610
	Keiyo Bank, Ltd. (The)	521,400	1,980,794
#	Keiyo Co., Ltd.	146,000	954,306
	KEL Corp.	14,100	121,499
	Kenko Mayonnaise Co., Ltd.	57,700	915,688
	Kewpie Corp.	192,500	4,556,825
	Keyence Corp.	32,620	15,659,319
	KFC Holdings Japan, Ltd.	56,300	1,489,631
	KFC, Ltd.	600	11,272
	KH Neochem Co., Ltd.	128,600	3,059,465
	Kikkoman Corp.	72,650	4,464,642
#	Kimoto Co., Ltd.	187,100	443,293
	Kimura Chemical Plants Co., Ltd.	87,600	641,339
	Kimura Unity Co., Ltd.	8,500	96,282
	Kinden Corp.	343,700	5,851,645
	King Jim Co., Ltd.	9,300	80,155
#	Kinki Sharyo Co., Ltd. (The)	23,000	269,477
*	Kintetsu Department Store Co., Ltd.	20,600	578,500
*	Kintetsu Group Holdings Co., Ltd.	134,400	4,821,547
	Kintetsu World Express, Inc.	213,400	5,148,804
	Kirin Holdings Co., Ltd.	618,180	11,608,946
	Kissei Pharmaceutical Co., Ltd.	148,500	3,017,604
	Ki-Star Real Estate Co., Ltd.	46,800	1,566,471
	Kitagawa Corp.	47,800	656,825
	Kita-Nippon Bank, Ltd. (The)	36,800	600,985
	Kitano Construction Corp.	21,100	458,702
	Kitanotatsujin Corp.	253,000	1,178,716
	Kito Corp.	144,600	2,361,505
	Kitz Corp.	390,200	2,445,165
	Kiyo Bank, Ltd. (The)	314,700	4,139,150
*	KLab, Inc.	182,400	1,283,307
	Koa Corp.	124,500	1,700,465
	Koatsu Gas Kogyo Co., Ltd.	94,000	593,698
	Kobayashi Pharmaceutical Co., Ltd.	13,900	1,241,438
	Kobe Bussan Co., Ltd.	145,400	3,884,245
#*	Kobe Electric Railway Co., Ltd.	15,400	499,963
	Kobe Steel, Ltd.	1,267,182	9,123,411
#	Kobelco Eco-Solutions Co., Ltd.	8,000	198,466
	Kohnan Shoji Co., Ltd.	131,700	3,562,308
	Kohsoku Corp.	38,800	495,552
	Koike Sanso Kogyo Co., Ltd.	4,000	82,572
	Koito Manufacturing Co., Ltd.	168,400	10,504,899

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kojima Co., Ltd.	187,200	$1,521,294
	Kokusai Co., Ltd.	13,700	91,643
	Kokuyo Co., Ltd.	351,564	5,441,529
#	KOMAIHALTEC, Inc.	19,300	347,138
	Komatsu Matere Co., Ltd.	132,300	1,091,301
	Komatsu Wall Industry Co., Ltd.	32,800	581,236
	Komatsu, Ltd.	899,800	26,458,278
	KOMEDA Holdings Co., Ltd.	199,500	3,716,597
	Komehyo Holdings Co., Ltd.	35,800	308,624
	Komeri Co., Ltd.	154,400	3,963,659
	Komori Corp.	274,100	1,892,591
#	Konaka Co., Ltd.	268,780	810,352
	Konami Holdings Corp.	173,162	10,328,479
	Kondotec, Inc.	64,100	586,420
	Konica Minolta, Inc.	1,453,700	8,244,795
	Konishi Co., Ltd.	107,000	1,639,900
	Konoike Transport Co., Ltd.	117,400	1,231,992
	Konoshima Chemical Co., Ltd.	39,300	603,812
*	Kosaido Co., Ltd.	74,600	661,733
	Kose Corp.	10,700	1,610,729
	Koshidaka Holdings Co., Ltd.	185,600	938,062
	Kotobuki Spirits Co., Ltd.	8,900	534,081
	Kozo Keikaku Engineering, Inc.	6,200	166,028
	Krosaki Harima Corp.	36,800	1,490,207
	KRS Corp.	38,300	569,662
#	K’s Holdings Corp.	673,680	9,190,533
	KU Holdings Co., Ltd.	51,000	453,419
	Kubota Corp., Sponsored ADR	43,382	5,105,454
	Kubota Corp.	127,700	3,004,240
	Kumagai Gumi Co., Ltd.	224,100	6,241,174
#	Kumiai Chemical Industry Co., Ltd.	296,865	2,416,168
	Kurabo Industries, Ltd.	83,300	1,384,179
	Kuraray Co., Ltd.	1,412,200	15,350,912
	Kureha Corp.	90,400	6,114,383
	Kurimoto, Ltd.	45,300	703,439
	Kurita Water Industries, Ltd.	209,800	9,689,480
	Kuriyama Holdings Corp.	54,600	348,273
	Kushikatsu Tanaka Holdings Co.	13,500	212,709
	Kusuri no Aoki Holdings Co., Ltd.	43,800	3,071,587
*	KYB Corp.	173,500	4,638,918
	Kyocera Corp.	197,730	12,004,812
	Kyoden Co., Ltd.	156,200	431,872
	Kyodo Printing Co., Ltd.	36,200	894,683
	Kyoei Steel, Ltd.	103,500	1,448,173
#	Kyokuto Boeki Kaisha, Ltd.	29,559	368,441
	Kyokuto Kaihatsu Kogyo Co., Ltd.	152,200	2,306,712
	Kyokuto Securities Co., Ltd.	113,500	833,295
	Kyokuyo Co., Ltd.	45,200	1,211,415
	KYORIN Holdings, Inc.	169,300	2,965,904
*	Kyoritsu Printing Co., Ltd.	170,500	204,309
	Kyosan Electric Manufacturing Co., Ltd.	189,500	698,900
	Kyowa Electronic Instruments Co., Ltd.	106,500	377,424
	Kyowa Exeo Corp.	225,548	5,999,784
	Kyowa Kirin Co., Ltd.	7,000	213,067
	Kyowa Leather Cloth Co., Ltd.	58,800	397,186
	Kyudenko Corp.	165,000	5,753,271
	Kyushu Electric Power Co., Inc.	479,100	4,391,305
	Kyushu Financial Group, Inc.	1,133,200	4,413,740
	Kyushu Railway Co.	112,200	2,518,816

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	LAC Co., Ltd.	59,000	$554,652
	Lacto Japan Co., Ltd.	23,400	590,123
*	Laox Co., Ltd.	62,199	102,727
	Lasertec Corp.	136,500	24,036,128
	Lawson, Inc.	131,700	5,918,737
#	LEC, Inc.	125,100	1,308,625
	Life Corp.	80,400	2,623,358
	LIFULL Co., Ltd.	234,500	838,725
	Like Co., Ltd.	34,600	731,057
	Linical Co., Ltd.	43,100	279,116
	Link And Motivation, Inc.	125,100	713,218
	Lintec Corp.	166,300	3,618,696
	Lion Corp.	63,100	1,183,955
	LITALICO, Inc.	21,300	915,029
	Lixil Corp.	563,919	15,274,820
	Loadstar Capital KK	4,700	48,960
	Lonseal Corp.	5,700	77,601
	Look Holdings, Inc.	29,100	319,852
*	M&A Capital Partners Co., Ltd.	60,400	2,792,146
	M3, Inc.	296,600	20,489,087
	Mabuchi Motor Co., Ltd.	44,400	1,778,338
	Macnica Fuji Electronics Holdings, Inc.	242,550	4,887,049
	Macromill, Inc.	154,900	1,200,703
	Maeda Corp.	485,800	4,151,010
	Maeda Kosen Co., Ltd.	116,200	3,588,539
	Maeda Road Construction Co., Ltd.	78,600	1,511,325
	Maezawa Kasei Industries Co., Ltd.	58,900	597,687
	Maezawa Kyuso Industries Co., Ltd.	83,300	836,404
	Makino Milling Machine Co., Ltd.	122,400	4,610,477
	Makita Corp., Sponsored ADR	1,200	54,144
	Makita Corp.	63,200	2,846,227
*	Mamiya-Op Co., Ltd.	13,899	92,813
	Mani, Inc.	74,800	1,762,995
	MarkLines Co., Ltd.	41,800	1,104,549
	Mars Group Holdings Corp.	59,700	861,191
	Marubeni Corp.	1,614,959	13,451,369
	Marubun Corp.	92,400	432,570
	Marudai Food Co., Ltd.	103,600	1,590,284
	Marufuji Sheet Piling Co., Ltd.	2,700	52,536
	Maruha Nichiro Corp.	290,281	6,646,319
	Marui Group Co., Ltd.	211,500	3,974,974
	Maruichi Steel Tube, Ltd.	137,600	3,444,251
#	Maruka Corp.	24,400	447,932
	Marumae Co., Ltd.	23,900	356,041
	Marusan Securities Co., Ltd.	213,900	1,240,726
	Maruwa Co., Ltd.	57,700	5,946,248
#	Maruwa Unyu Kikan Co., Ltd.	184,000	3,211,989
	Maruyama Manufacturing Co., Inc.	15,400	235,059
	Maruzen CHI Holdings Co., Ltd.	91,800	326,166
	Maruzen Co., Ltd.	24,800	506,225
	Maruzen Showa Unyu Co., Ltd.	59,000	1,717,138
	Marvelous, Inc.	115,300	886,032
	Matching Service Japan Co., Ltd.	26,400	243,261
	Matsuda Sangyo Co., Ltd.	63,362	1,287,086
#	Matsui Construction Co., Ltd.	92,100	606,094
	Matsui Securities Co., Ltd.	117,800	924,827
	Matsumotokiyoshi Holdings Co., Ltd.	69,400	2,791,022
	Matsuyafoods Holdings Co., Ltd.	37,200	1,172,109
	Max Co., Ltd.	89,300	1,367,485

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Maxell Holdings, Ltd.	259,200	$3,055,040
	Maxvalu Tokai Co., Ltd.	24,500	555,173
*	Mazda Motor Corp.	1,023,400	7,946,908
	McDonald’s Holdings Co. Japan, Ltd.	71,900	3,282,812
	MCJ Co., Ltd.	466,400	4,237,728
	Mebuki Financial Group, Inc.	2,986,791	6,516,930
	MEC Co., Ltd.	41,800	969,642
#	Media Do Co., Ltd.	24,500	1,283,754
	Medical Data Vision Co., Ltd.	52,600	919,773
#	Medical System Network Co., Ltd.	162,500	1,226,061
	Medipal Holdings Corp.	262,400	4,828,289
#	Medius Holdings Co., Ltd.	8,700	77,029
*	Megachips Corp.	99,200	3,392,131
	Megmilk Snow Brand Co., Ltd.	220,300	4,419,757
	Meidensha Corp.	232,000	4,920,914
	Meiji Electric Industries Co., Ltd.	24,300	313,345
	MEIJI Holdings Co., Ltd.	242,020	15,018,188
	Meiji Shipping Co., Ltd.	65,900	293,395
	Meiko Electronics Co., Ltd.	163,900	3,695,080
	Meiko Network Japan Co., Ltd.	60,100	325,662
	Meisei Industrial Co., Ltd.	167,700	1,174,224
	Meitec Corp.	112,400	6,259,823
	Meito Sangyo Co., Ltd.	36,600	500,962
	Meiwa Corp.	106,000	453,740
	Meiwa Estate Co., Ltd.	67,400	394,446
	Melco Holdings, Inc.	5,900	224,337
	Members Co., Ltd.	25,200	586,092
	Menicon Co., Ltd.	134,200	8,162,897
	Mercuria Investment Co., Ltd.	38,800	283,176
	Mesco, Inc.	12,400	139,574
	METAWATER Co., Ltd.	60,400	1,175,024
	Michinoku Bank, Ltd. (The)	89,509	819,319
	Mie Kotsu Group Holdings, Inc.	271,000	1,169,866
#	Mikuni Corp.	142,900	386,277
	Milbon Co., Ltd.	72,972	3,885,607
	Mimaki Engineering Co., Ltd.	94,700	558,110
	Mimasu Semiconductor Industry Co., Ltd.	112,200	2,871,234
	Minebea Mitsumi, Inc.	879,726	22,062,766
	Ministop Co., Ltd.	68,400	891,814
	Miraial Co., Ltd.	35,800	437,844
	Mirait Holdings Corp.	289,910	4,687,758
#	Miroku Jyoho Service Co., Ltd.	75,800	1,266,504
	MISUMI Group, Inc.	183,200	5,174,241
	Mitachi Co., Ltd.	7,700	47,981
	Mitani Corp.	35,400	2,304,250
	Mitani Sekisan Co., Ltd.	7,000	244,036
#	Mito Securities Co., Ltd.	317,800	891,451
*	Mitsuba Corp.	216,100	1,303,068
	Mitsubishi Chemical Holdings Corp.	3,708,360	27,606,817
	Mitsubishi Corp.	871,700	24,103,114
	Mitsubishi Electric Corp.	1,165,300	17,955,344
	Mitsubishi Estate Co., Ltd.	352,920	5,808,668
	Mitsubishi Gas Chemical Co., Inc.	338,400	7,818,629
	Mitsubishi HC Capital, Inc.	4,111,770	23,630,835
	Mitsubishi Heavy Industries, Ltd.	933,200	27,779,830
#	Mitsubishi Kakoki Kaisha, Ltd.	30,900	756,463
	Mitsubishi Logisnext Co., Ltd.	208,800	2,486,102
	Mitsubishi Logistics Corp.	195,399	5,810,334
	Mitsubishi Materials Corp.	420,120	9,438,592

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Mitsubishi Motors Corp.	1,788,400	$4,845,429
*	Mitsubishi Paper Mills, Ltd.	133,600	420,757
	Mitsubishi Pencil Co., Ltd.	48,500	644,535
	Mitsubishi Research Institute, Inc.	33,900	1,278,836
	Mitsubishi Shokuhin Co., Ltd.	76,200	2,065,089
*	Mitsubishi Steel Manufacturing Co., Ltd.	65,600	483,535
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,153,028	6,191,760
	Mitsubishi UFJ Financial Group, Inc.	8,156,600	43,393,897
	Mitsuboshi Belting, Ltd.	86,500	1,324,596
	Mitsui & Co., Ltd., Sponsored ADR	14,997	6,309,988
	Mitsui & Co., Ltd.	984,945	20,785,919
	Mitsui Chemicals, Inc.	458,589	14,436,350
*	Mitsui E&S Holdings Co., Ltd.	255,500	1,247,338
	Mitsui Fudosan Co., Ltd.	464,500	10,097,901
	Mitsui High-Tec, Inc.	98,200	3,813,363
	Mitsui Matsushima Holdings Co., Ltd.	60,900	520,103
	Mitsui Mining & Smelting Co., Ltd.	379,700	12,925,746
	Mitsui OSK Lines, Ltd.	365,700	14,702,643
	Mitsui Sugar Co., Ltd.	81,500	1,348,027
	Mitsui-Soko Holdings Co., Ltd.	157,800	3,187,792
	Mitsumura Printing Co., Ltd.	1,500	24,422
	Mitsuuroko Group Holdings Co., Ltd.	125,600	1,642,325
	Miura Co., Ltd.	35,200	1,846,577
	Mixi, Inc.	271,900	6,963,859
	Miyaji Engineering Group, Inc.	31,100	654,124
	Miyazaki Bank, Ltd. (The)	74,400	1,503,490
	Miyoshi Oil & Fat Co., Ltd.	41,300	458,035
	Mizuho Financial Group, Inc.	1,752,796	24,669,603
	Mizuho Leasing Co., Ltd.	167,100	4,999,901
	Mizuho Medy Co., Ltd.	13,100	467,080
	Mizuno Corp.	94,821	1,870,773
*	Mobile Factory, Inc.	19,700	262,814
	Mochida Pharmaceutical Co., Ltd.	26,598	927,594
	Modec, Inc.	85,200	1,623,427
	Molitec Steel Co., Ltd.	55,500	216,265
	Monex Group, Inc.	956,200	7,387,256
#	Money Partners Group Co., Ltd.	88,500	202,968
	Monogatari Corp. (The)	47,400	3,208,349
#	MonotaRO Co., Ltd.	367,400	9,329,166
	MORESCO Corp.	35,400	351,295
	Mori-Gumi Co., Ltd.	51,800	143,874
	Morinaga & Co., Ltd.	119,200	3,971,760
	Morinaga Milk Industry Co., Ltd.	234,200	12,805,796
	Morita Holdings Corp.	146,000	2,129,668
	Morito Co., Ltd.	76,000	420,474
	Morozoff, Ltd.	8,799	432,132
	Mortgage Service Japan, Ltd.	3,100	29,069
	Mory Industries, Inc.	25,900	594,878
	MrMax Holdings, Ltd.	98,700	588,497
	MS&AD Insurance Group Holdings, Inc.	321,874	9,131,761
#	MTI, Ltd.	96,200	664,193
	Mugen Estate Co., Ltd.	70,100	310,784
	Murata Manufacturing Co., Ltd.	457,720	36,392,121
	Musashi Seimitsu Industry Co., Ltd.	296,600	5,187,559
	Musashino Bank, Ltd. (The)	140,600	2,092,901
	Mutoh Holdings Co., Ltd.	11,700	165,368
	Nabtesco Corp.	115,700	5,206,445
#	NAC Co., Ltd.	65,800	555,402
	Nachi-Fujikoshi Corp.	102,000	3,893,828

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nadex Co., Ltd.	7,600	$49,748
	Nafco Co., Ltd.	1,100	22,179
	Nagano Bank, Ltd. (The)	39,700	424,161
	Nagano Keiki Co., Ltd.	61,000	664,838
	Nagase & Co., Ltd.	418,200	6,302,421
	Nagatanien Holdings Co., Ltd.	33,900	685,354
	Nagawa Co., Ltd.	6,600	498,811
*	Nagoya Railroad Co., Ltd.	211,299	4,853,299
#	Naigai Trans Line, Ltd.	26,700	420,234
	Nakabayashi Co., Ltd.	88,700	485,373
	Nakamoto Packs Co., Ltd.	15,100	215,818
	Nakamuraya Co., Ltd.	11,000	382,597
	Nakanishi, Inc.	93,800	1,923,194
	Nakano Corp.	76,100	264,288
	Nakayama Steel Works, Ltd.	116,700	461,230
	Nakayo, Inc.	6,200	82,791
#	Namura Shipbuilding Co., Ltd.	240,448	405,027
	Nankai Electric Railway Co., Ltd.	173,400	3,830,051
	Nanto Bank, Ltd. (The)	146,901	2,456,509
	Narasaki Sangyo Co., Ltd.	13,400	250,801
	Natori Co., Ltd.	25,700	448,522
	NEC Capital Solutions, Ltd.	62,200	1,155,777
	NEC Corp.	541,780	31,496,738
	NEC Networks & System Integration Corp.	134,700	2,317,199
	NET One Systems Co., Ltd.	291,700	9,548,261
	Neturen Co., Ltd.	160,700	797,765
#	New Japan Chemical Co., Ltd.	166,800	420,181
	Nexon Co., Ltd.	70,900	2,345,177
	Nextage Co., Ltd.	149,900	2,373,117
#	NF Holdings Corp.	11,300	191,210
	NFC Holdings, Inc.	3,000	60,250
	NGK Insulators, Ltd.	514,500	9,403,223
	NGK Spark Plug Co., Ltd.	576,400	9,625,749
	NH Foods, Ltd.	128,499	5,739,359
	NHK Spring Co., Ltd.	1,013,237	7,483,127
#	Nicca Chemical Co., Ltd.	11,200	108,108
	Nice Corp.	33,700	607,163
	Nichia Steel Works, Ltd.	236,101	648,373
	Nichias Corp.	335,600	8,766,617
	Nichiban Co., Ltd.	36,500	618,187
	Nichicon Corp.	249,100	2,445,384
	Nichiden Corp.	51,100	964,387
	Nichiha Corp.	136,900	3,980,047
	Nichi-iko Pharmaceutical Co., Ltd.	278,650	2,334,710
	Nichimo Co., Ltd.	4,800	85,633
	Nichirei Corp.	350,699	8,869,294
	Nichireki Co., Ltd.	127,300	1,670,164
	Nichirin Co., Ltd.	61,830	971,070
	Nidec Corp.	86,455	9,982,837
	Nifco, Inc.	268,700	9,179,753
	Nihon Chouzai Co., Ltd.	97,720	1,585,194
	Nihon Dengi Co., Ltd.	7,200	259,893
	Nihon Denkei Co., Ltd.	19,400	241,448
	Nihon Flush Co., Ltd.	65,000	743,162
#	Nihon House Holdings Co., Ltd.	212,700	628,887
#	Nihon Kagaku Sangyo Co., Ltd.	54,300	648,856
	Nihon Kohden Corp.	98,500	2,978,492
	Nihon M&A Center, Inc.	565,200	14,765,705
	Nihon Nohyaku Co., Ltd.	214,000	1,070,167

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co., Ltd.	253,600	$2,454,495
	Nihon Plast Co., Ltd.	100,700	517,505
	Nihon Tokushu Toryo Co., Ltd.	48,700	453,147
	Nihon Unisys, Ltd.	362,700	11,488,992
	Nihon Yamamura Glass Co., Ltd.	41,500	352,703
	Nikkato Corp.	24,500	154,897
	Nikkiso Co., Ltd.	214,300	2,203,604
	Nikko Co., Ltd.	109,800	721,265
	Nikkon Holdings Co., Ltd.	260,400	5,461,837
	Nikon Corp.	689,300	6,490,472
	Nintendo Co., Ltd.	46,200	26,502,759
	Nippi, Inc.	8,500	289,929
	Nippn Corp.	278,200	3,972,629
	Nippo Corp.	220,100	5,764,254
	Nippon Air Conditioning Services Co., Ltd.	69,900	469,335
	Nippon Aqua Co., Ltd.	17,100	94,231
	Nippon Beet Sugar Manufacturing Co., Ltd.	53,800	784,004
	Nippon Carbide Industries Co., Inc.	39,800	485,776
	Nippon Carbon Co., Ltd.	53,400	2,239,832
	Nippon Chemical Industrial Co., Ltd.	24,900	667,353
*	Nippon Chemi-Con Corp.	90,800	1,427,614
	Nippon Chemiphar Co., Ltd.	10,000	207,248
	Nippon Coke & Engineering Co., Ltd.	892,500	816,364
	Nippon Commercial Development Co., Ltd.	61,600	945,403
	Nippon Concept Corp.	29,600	422,630
	Nippon Concrete Industries Co., Ltd.	240,800	848,959
	Nippon Denko Co., Ltd.	550,850	1,859,618
	Nippon Densetsu Kogyo Co., Ltd.	160,100	2,597,674
	Nippon Dry-Chemical Co., Ltd.	1,800	27,421
	Nippon Electric Glass Co., Ltd.	287,300	7,269,661
	Nippon Express Co., Ltd.	220,676	16,889,188
	Nippon Felt Co., Ltd.	15,100	60,149
	Nippon Filcon Co., Ltd.	48,800	222,215
#	Nippon Fine Chemical Co., Ltd.	53,400	705,792
	Nippon Gas Co., Ltd.	567,300	9,981,322
	Nippon Hume Corp.	108,800	710,294
	Nippon Kayaku Co., Ltd.	362,600	3,353,724
#	Nippon Kodoshi Corp.	40,100	1,243,235
	Nippon Koei Co., Ltd.	61,700	1,666,985
	Nippon Light Metal Holdings Co., Ltd.	390,630	7,608,064
	Nippon Paint Holdings Co., Ltd.	130,000	1,856,898
	Nippon Paper Industries Co., Ltd.	463,602	5,703,305
	Nippon Parking Development Co., Ltd., Class C	697,000	995,713
	Nippon Pillar Packing Co., Ltd.	97,200	1,573,525
#	Nippon Piston Ring Co., Ltd.	28,500	284,428
	Nippon Rietec Co., Ltd.	4,100	65,427
	Nippon Road Co., Ltd. (The)	36,000	2,614,477
	Nippon Sanso Holdings Corp.	291,700	5,487,581
	Nippon Seiki Co., Ltd.	155,700	1,707,492
	Nippon Seisen Co., Ltd.	13,400	517,797
	Nippon Sharyo, Ltd.	48,699	1,039,312
	Nippon Shinyaku Co., Ltd.	20,200	1,362,561
	Nippon Shokubai Co., Ltd.	90,000	4,730,310
	Nippon Signal Co., Ltd.	210,200	1,784,903
	Nippon Soda Co., Ltd.	122,400	3,553,496
	Nippon Steel Corp.	581,179	10,156,077
	Nippon Steel Trading Corp.	73,500	2,596,968
	Nippon Suisan Kaisha, Ltd.	1,961,500	9,191,781
	Nippon Systemware Co., Ltd.	34,700	626,841

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Telegraph & Telephone Corp.	591,000	$14,900,810
	Nippon Thompson Co., Ltd.	311,200	1,844,948
	Nippon Tungsten Co., Ltd.	4,900	78,685
	Nippon Yakin Kogyo Co., Ltd.	66,209	1,139,916
	Nippon Yusen K.K.	619,231	24,337,862
	Nipro Corp.	823,400	9,909,936
	Nishimatsu Construction Co., Ltd.	252,800	6,728,864
	Nishimatsuya Chain Co., Ltd.	129,300	2,028,655
	Nishimoto Co., Ltd.	9,500	222,416
	Nishi-Nippon Financial Holdings, Inc.	648,014	4,163,912
	Nishi-Nippon Railroad Co., Ltd.	167,000	4,314,183
	Nishio Rent All Co., Ltd.	116,100	3,206,955
	Nissan Chemical Corp.	211,500	10,873,806
*	Nissan Motor Co., Ltd.	1,773,700	8,903,880
	Nissan Shatai Co., Ltd.	265,600	1,711,981
#	Nissan Tokyo Sales Holdings Co., Ltd.	123,500	271,159
	Nissei ASB Machine Co., Ltd.	32,600	1,503,981
	Nissei Plastic Industrial Co., Ltd.	67,900	619,675
	Nissha Co., Ltd.	167,500	1,964,078
	Nisshin Group Holdings Co., Ltd.	166,700	717,299
	Nisshin Oillio Group, Ltd. (The)	155,500	4,373,504
	Nisshin Seifun Group, Inc.	111,345	1,798,477
	Nisshinbo Holdings, Inc.	611,541	4,672,566
	Nissin Corp.	66,600	804,266
	Nissin Electric Co., Ltd.	248,900	2,744,566
	Nissin Foods Holdings Co., Ltd.	18,275	1,294,984
	Nissin Sugar Co., Ltd.	59,800	962,441
	Nisso Corp.	28,400	184,646
	Nissui Pharmaceutical Co., Ltd.	58,100	523,494
	Nitori Holdings Co., Ltd.	41,600	7,450,784
	Nitta Corp.	79,300	1,909,024
	Nitta Gelatin, Inc.	53,700	312,833
	Nittan Valve Co., Ltd.	112,600	226,388
	Nittetsu Mining Co., Ltd.	41,701	2,657,400
	Nitto Denko Corp.	241,300	19,968,593
	Nitto Fuji Flour Milling Co., Ltd.	900	60,176
	Nitto Kogyo Corp.	94,900	1,669,384
	Nitto Kohki Co., Ltd.	46,800	842,825
	Nitto Seiko Co., Ltd.	135,900	680,939
	Nittoc Construction Co., Ltd.	122,549	886,065
	NJS Co., Ltd.	28,200	516,963
	Noda Corp.	53,100	405,269
	Noevir Holdings Co., Ltd.	52,700	2,324,066
	NOF Corp.	145,100	7,668,060
	Nohmi Bosai, Ltd.	77,900	1,471,950
	Nojima Corp.	210,400	5,248,975
	NOK Corp.	339,200	4,371,582
	Nomura Co., Ltd.	251,000	1,825,845
	Nomura Holdings, Inc.	1,992,098	10,707,832
	Nomura Holdings, Inc., Sponsored ADR	301,320	1,639,181
	Nomura Real Estate Holdings, Inc.	473,900	11,682,831
	Nomura Research Institute, Ltd.	239,085	7,337,292
	Noritake Co., Ltd.	49,200	1,628,202
	Noritsu Koki Co., Ltd.	91,800	2,169,943
	Noritz Corp.	139,600	2,078,891
	North Pacific Bank, Ltd.	1,492,000	3,857,263
	Nozawa Corp.	30,300	201,213
	NS Solutions Corp.	136,600	4,131,364
	NS Tool Co., Ltd.	74,800	1,044,821

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NS United Kaiun Kaisha, Ltd.	66,600	$1,392,114
	NSD Co., Ltd.	164,078	2,671,574
	NSK, Ltd.	599,247	5,526,045
*	NTN Corp.	2,216,700	6,297,821
	NTT Data Corp.	563,200	8,769,559
*	OAK Capital Corp.	213,300	181,711
	Oat Agrio Co., Ltd.	11,200	141,113
	Obara Group, Inc.	51,800	1,756,836
	Obayashi Corp.	1,679,800	15,369,273
	OBIC Business Consultants Co., Ltd.	4,500	263,959
	Obic Co., Ltd.	15,200	2,929,434
	Odakyu Electric Railway Co., Ltd.	220,300	5,966,596
	Oenon Holdings, Inc.	210,000	744,903
	Ogaki Kyoritsu Bank, Ltd. (The)	179,200	3,221,331
	Ohashi Technica, Inc.	44,200	579,146
#	Ohba Co., Ltd.	19,400	150,304
*	Ohki Healthcare Holdings Co., Ltd.	2,000	22,569
	Ohsho Food Service Corp.	30,100	1,543,005
	OIE Sangyo Co., Ltd.	1,200	13,165
	Oiles Corp.	80,901	1,152,311
*	Oisix ra daichi, Inc.	17,600	477,234
	Oita Bank, Ltd. (The)	130,200	2,244,684
	Oji Holdings Corp.	3,008,400	18,976,371
	Okabe Co., Ltd.	171,600	1,149,988
#	Okada Aiyon Corp.	19,400	207,359
	Okamoto Industries, Inc.	42,300	1,569,806
#	Okamoto Machine Tool Works, Ltd.	21,199	642,464
	Okamura Corp.	220,800	2,742,857
	Okasan Securities Group, Inc.	788,700	3,280,347
	Okaya Electric Industries Co., Ltd.	25,800	85,086
	Oki Electric Industry Co., Ltd.	504,400	5,331,076
	Okinawa Cellular Telephone Co.	31,400	1,421,225
	Okinawa Electric Power Co., Inc. (The)	141,858	1,885,265
	OKUMA Corp.	76,200	4,114,214
	Okumura Corp.	144,200	3,611,331
	Okura Industrial Co., Ltd.	47,600	833,884
	Okuwa Co., Ltd.	105,000	1,126,038
#	Olympic Group Corp.	34,400	241,254
	Olympus Corp.	1,027,900	21,155,743
	Omron Corp.	54,900	4,157,355
	Ono Pharmaceutical Co., Ltd.	58,200	1,465,991
	ONO Sokki Co., Ltd.	36,500	176,844
	Onoken Co., Ltd.	83,400	996,538
	Onward Holdings Co., Ltd.	480,200	1,320,997
	Open House Co., Ltd.	300,200	12,466,221
	Optex Group Co., Ltd.	91,160	1,387,096
	Oracle Corp.	24,000	2,250,120
	Organo Corp.	36,300	2,430,471
#	Orient Corp.	2,222,900	3,036,278
	Oriental Land Co., Ltd.	14,400	2,041,356
*	Oriental Shiraishi Corp.	571,300	1,536,849
	Origin Co., Ltd.	25,500	312,264
	ORIX Corp.	1,619,800	26,149,833
#	ORIX Corp., Sponsored ADR	8,803	711,635
	Osaka Gas Co., Ltd.	249,100	4,821,572
	Osaka Organic Chemical Industry, Ltd.	70,000	2,617,614
	Osaka Soda Co., Ltd.	49,799	1,124,353
	Osaka Steel Co., Ltd.	62,700	718,160
*	OSAKA Titanium Technologies Co., Ltd.	95,300	824,599

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Osaki Electric Co., Ltd.	218,700	$1,143,781
	OSG Corp.	395,300	6,592,640
	Otsuka Corp.	97,500	4,904,600
	Otsuka Holdings Co., Ltd.	118,000	4,522,296
	OUG Holdings, Inc.	3,900	99,356
	Outsourcing, Inc.	355,200	5,458,290
	Oyo Corp.	101,600	1,214,869
#	Ozu Corp.	700	13,740
	Pacific Industrial Co., Ltd.	228,300	2,455,435
#	Pacific Metals Co., Ltd.	87,800	1,743,329
	Pack Corp. (The)	40,000	997,495
	PAL GROUP Holdings Co., Ltd.	121,400	1,716,108
	PALTAC Corp.	69,958	3,644,948
#	Paltek Corp.	17,600	109,375
	Pan Pacific International Holdings Corp.	369,300	7,960,383
	Panasonic Corp.	4,188,242	49,178,342
#	PAPYLESS Co., Ltd.	14,700	275,218
	Paraca, Inc.	27,500	417,920
	Paramount Bed Holdings Co., Ltd.	121,000	2,400,957
#	Paris Miki Holdings, Inc.	114,600	279,378
*	Park24 Co., Ltd.	292,400	5,648,842
	Parker Corp.	6,000	27,624
	Pasco Corp.	4,700	60,297
#	Pasona Group, Inc.	107,000	1,910,332
#	PC Depot Corp.	139,540	579,672
#	PCI Holdings, Inc.	16,800	216,148
	Pegasus Sewing Machine Manufacturing Co., Ltd.	104,500	497,668
	Penta-Ocean Construction Co., Ltd.	1,997,500	15,573,208
*	PeptiDream, Inc.	53,500	2,289,933
	Persol Holdings Co., Ltd.	245,500	4,521,186
	Pickles Corp.	13,300	409,039
	Pigeon Corp.	153,700	5,216,347
	Pilot Corp.	81,000	2,587,875
	Piolax, Inc.	110,000	1,499,273
	Plenus Co., Ltd.	25,200	466,759
	Pola Orbis Holdings, Inc.	107,500	2,783,941
	Poletowin Pitcrew Holdings, Inc.	124,900	1,291,511
#*	PR Times, Inc.	9,600	281,181
	Premium Group Co., Ltd.	8,500	196,707
	Press Kogyo Co., Ltd.	476,300	1,390,186
#	Pressance Corp.	109,100	1,604,132
	Prestige International, Inc.	296,000	1,966,742
	Prima Meat Packers, Ltd.	215,199	6,798,705
	Pronexus, Inc.	35,500	369,225
*	Prored Partners Co., Ltd.	1,800	49,833
#	Pro-Ship, Inc.	7,400	94,873
#	Prospect Co., Ltd.	2,682,800	785,779
	Proto Corp.	88,000	936,338
	PS Mitsubishi Construction Co., Ltd.	173,800	1,023,797
	Punch Industry Co., Ltd.	107,200	539,436
*	QB Net Holdings Co., Ltd.	13,100	211,180
	Qol Holdings Co., Ltd.	182,000	2,286,041
	Quick Co., Ltd.	43,100	489,003
	Raccoon Holdings, Inc.	37,600	1,090,659
	Raito Kogyo Co., Ltd.	231,700	3,725,972
#	Raiznext Corp.	149,400	1,576,392
	Rakus Co., Ltd.	246,400	5,017,903
	Rakuten Group, Inc.	182,900	2,325,055
	Rasa Corp.	34,900	286,791

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rasa Industries, Ltd.	54,399	$1,090,606
#	Raysum Co., Ltd.	102,800	795,231
	Recruit Holdings Co., Ltd.	1,002,100	45,182,163
	Relia, Inc.	103,500	1,231,798
	Relo Group, Inc.	261,000	5,363,695
	Renaissance, Inc.	47,100	485,117
*	Renesas Electronics Corp.	886,500	10,326,075
	Rengo Co., Ltd.	1,050,310	8,717,329
*	RENOVA, Inc.	42,200	1,329,072
	Resona Holdings, Inc.	3,710,248	15,273,751
	Resorttrust, Inc.	417,500	6,650,262
	Restar Holdings Corp.	108,600	1,918,881
	Retail Partners Co., Ltd.	6,500	71,690
	Rheon Automatic Machinery Co., Ltd.	47,700	504,311
	Rhythm Co., Ltd.	24,800	177,266
	Riberesute Corp.	34,000	270,602
	Ricoh Co., Ltd.	1,138,119	12,162,071
	Ricoh Leasing Co., Ltd.	77,500	2,458,640
#	Ride On Express Holdings Co., Ltd.	55,900	858,707
#*	Right On Co., Ltd.	73,600	452,018
	Riken Corp.	38,500	825,367
	Riken Keiki Co., Ltd.	46,500	1,183,343
	Riken Technos Corp.	208,600	919,593
	Riken Vitamin Co., Ltd.	65,400	814,172
	Rinnai Corp.	28,600	2,871,852
	Rion Co., Ltd.	30,100	785,711
	Riso Kagaku Corp.	67,758	819,545
	Riso Kyoiku Co., Ltd.	385,650	1,040,976
	Rix Corp.	6,200	85,160
#	Rock Field Co., Ltd.	47,900	674,621
	Rohm Co., Ltd.	79,300	7,827,912
	Rohto Pharmaceutical Co., Ltd.	203,000	5,207,195
	Rokko Butter Co., Ltd.	56,100	816,163
	Roland DG Corp.	66,800	1,038,295
	Rorze Corp.	52,700	4,757,083
#	Rozetta Corp.	12,000	235,221
	RS Technologies Co., Ltd.	16,000	964,481
*	Ryobi, Ltd.	139,700	2,022,734
	Ryoden Corp.	75,000	1,123,015
	Ryohin Keikaku Co., Ltd.	435,750	9,177,397
	Ryosan Co., Ltd.	96,900	1,907,252
	S Foods, Inc.	61,600	1,833,403
	S LINE Co., Ltd.	10,600	87,986
	S&B Foods, Inc.	1,400	62,538
	Sac’s Bar Holdings, Inc.	82,000	467,202
	Sagami Rubber Industries Co., Ltd.	28,000	268,638
	Saibu Gas Co., Ltd.	80,100	1,869,963
	Saizeriya Co., Ltd.	69,100	1,516,679
	Sakai Chemical Industry Co., Ltd.	63,800	1,101,614
	Sakai Heavy Industries, Ltd.	19,500	369,807
	Sakai Moving Service Co., Ltd.	55,900	2,548,964
	Sakai Ovex Co., Ltd.	28,999	787,690
	Sakata INX Corp.	178,200	1,657,363
	Sakura Internet, Inc.	79,400	479,038
	Sala Corp.	263,300	1,466,659
	SAMTY Co., Ltd.	170,700	3,126,482
	San Holdings, Inc.	32,900	317,163
	San ju San Financial Group, Inc.	86,100	1,021,162
	San-A Co., Ltd.	52,600	2,020,008

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	San-Ai Oil Co., Ltd.	226,100	$2,536,940
#*	Sanden Holdings Corp.	82,500	274,513
	Sanei Architecture Planning Co., Ltd.	52,500	926,186
	Sangetsu Corp.	141,200	1,991,441
	San-In Godo Bank, Ltd. (The)	740,700	3,400,286
#*	Sanix, Inc.	117,300	361,769
*	Sanken Electric Co., Ltd.	166,500	7,778,685
	Sanki Engineering Co., Ltd.	216,500	2,758,832
	Sanko Gosei, Ltd.	115,700	462,692
	Sanko Metal Industrial Co., Ltd.	11,300	257,418
	Sankyo Co., Ltd.	103,900	2,686,518
	Sankyo Frontier Co., Ltd.	10,200	358,865
	Sankyo Seiko Co., Ltd.	163,200	760,957
	Sankyo Tateyama, Inc.	128,400	965,295
	Sankyu, Inc.	253,600	10,826,242
	Sanoh Industrial Co., Ltd.	149,800	1,578,184
	Sanoyas Holdings Corp.	128,700	176,551
	Sansei Landic Co., Ltd.	35,100	260,530
	Sansei Technologies, Inc.	44,700	330,077
	Sansha Electric Manufacturing Co., Ltd.	43,900	366,857
	Sanshin Electronics Co., Ltd.	89,300	1,628,287
	Santen Pharmaceutical Co., Ltd.	248,000	3,176,303
	Sanwa Holdings Corp.	829,300	10,713,827
	Sanyei Corp.	1,100	20,332
	Sanyo Chemical Industries, Ltd.	59,500	2,826,536
	Sanyo Denki Co., Ltd.	44,200	3,183,733
	Sanyo Electric Railway Co., Ltd.	48,500	822,855
	Sanyo Engineering & Construction, Inc.	32,400	206,987
	Sanyo Industries, Ltd.	1,500	24,754
*	Sanyo Shokai, Ltd.	52,799	375,731
*	Sanyo Special Steel Co., Ltd.	100,100	1,515,886
	Sanyo Trading Co., Ltd.	114,400	1,119,624
	Sapporo Holdings, Ltd.	411,100	8,200,249
	Sata Construction Co., Ltd.	46,000	180,936
	Sato Holdings Corp.	139,700	3,431,453
#	Sato Shoji Corp.	39,800	353,187
#	Satori Electric Co., Ltd.	63,800	464,046
#	Sawada Holdings Co., Ltd.	72,100	472,447
	Sawai Group Holdings Co., Ltd.	163,000	7,845,000
	Saxa Holdings, Inc.	21,600	292,316
	SB Technology Corp.	55,400	1,668,263
	SBI Holdings, Inc.	416,180	11,763,247
*	SBI Insurance Group Co., Ltd.	1,400	17,342
	SBS Holdings, Inc.	113,200	2,780,332
#	Scala, Inc.	72,200	499,520
#	SCREEN Holdings Co., Ltd.	78,800	7,504,639
#	Scroll Corp.	141,300	1,292,804
	SCSK Corp.	63,759	3,700,053
#	SEC Carbon, Ltd.	2,800	186,669
	Secom Co., Ltd.	63,100	5,258,398
	Secom Joshinetsu Co., Ltd.	3,465	123,529
	Seed Co., Ltd.	37,500	251,708
	Sega Sammy Holdings, Inc.	285,812	4,102,169
*	Seibu Holdings, Inc.	504,500	5,425,313
	Seika Corp.	44,100	669,676
	Seikagaku Corp.	76,400	701,560
	Seikitokyu Kogyo Co., Ltd.	211,999	1,688,312
	Seiko Epson Corp.	648,300	11,061,038
	Seiko Holdings Corp.	149,500	2,640,271

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seiko PMC Corp.	36,200	$260,022
	Seino Holdings Co., Ltd.	496,700	6,829,837
	Seiren Co., Ltd.	210,500	3,644,671
	Sekisui Chemical Co., Ltd.	996,500	17,374,359
	Sekisui House, Ltd.	370,300	7,499,546
	Sekisui Jushi Corp.	83,700	1,624,601
	Sekisui Kasei Co., Ltd.	123,100	644,575
	Senko Group Holdings Co., Ltd.	625,100	5,755,630
	Senshu Electric Co., Ltd.	33,200	1,033,457
	Senshu Ikeda Holdings, Inc.	1,040,960	1,609,285
*	Senshukai Co., Ltd.	142,300	507,773
#	Seria Co., Ltd.	133,700	4,845,167
	Seven & I Holdings Co., Ltd.	1,086,052	46,891,500
	Seven Bank, Ltd.	2,234,200	4,811,163
	SG Holdings Co., Ltd.	108,000	2,452,586
	Sharp Corp.	224,199	3,783,444
	Shibaura Electronics Co., Ltd.	42,300	1,359,305
	Shibaura Machine Co., Ltd.	116,300	2,773,671
	Shibaura Mechatronics Corp.	24,500	1,338,820
	Shibusawa Warehouse Co., Ltd. (The)	37,500	716,152
#	Shibuya Corp.	66,500	2,019,487
*	Shidax Corp.	93,800	249,816
*	SHIFT, Inc.	4,200	611,371
	Shiga Bank, Ltd. (The)	215,936	4,267,731
	Shikibo, Ltd.	39,100	334,463
	Shikoku Bank, Ltd. (The)	166,200	1,062,564
	Shikoku Chemicals Corp.	128,500	1,442,628
	Shikoku Electric Power Co., Inc.	322,100	2,365,389
	Shima Seiki Manufacturing, Ltd.	116,200	2,338,669
	Shimadzu Corp.	132,500	4,643,189
	Shimamura Co., Ltd.	48,146	4,763,069
	Shimano, Inc.	13,800	3,155,437
	Shimizu Bank, Ltd. (The)	165,400	2,397,187
	Shimizu Corp.	1,405,300	11,515,149
	Shimojima Co., Ltd.	5,900	62,409
	Shin Nippon Air Technologies Co., Ltd.	52,200	1,028,547
	Shin Nippon Biomedical Laboratories, Ltd.	103,700	686,875
	Shinagawa Refractories Co., Ltd.	29,900	818,117
*	Shindengen Electric Manufacturing Co., Ltd.	37,300	1,163,561
	Shin-Etsu Chemical Co., Ltd.	263,500	44,479,341
	Shin-Etsu Polymer Co., Ltd.	197,700	1,873,970
	Shin-Keisei Electric Railway Co., Ltd.	11,400	225,710
	Shinko Electric Industries Co., Ltd.	263,300	8,491,800
	Shinko Shoji Co., Ltd.	189,200	1,294,566
	Shinmaywa Industries, Ltd.	300,900	2,695,487
	Shinnihon Corp.	150,500	1,164,411
	Shinnihonseiyaku Co., Ltd.	8,100	154,342
	Shinoken Group Co., Ltd.	207,700	2,222,888
*	Shinsei Bank, Ltd.	383,500	5,593,865
	Shinsho Corp.	26,500	546,062
	Shinwa Co., Ltd.	28,900	532,066
	Shionogi & Co., Ltd.	94,100	4,960,879
	Ship Healthcare Holdings, Inc.	432,000	11,321,787
	Shiseido Co., Ltd.	213,600	15,543,942
	Shizuki Electric Co., Inc.	53,900	305,906
	Shizuoka Bank, Ltd. (The)	799,930	6,138,247
	Shizuoka Gas Co., Ltd.	285,100	2,422,307
	SHO-BOND Holdings Co., Ltd.	11,600	484,246
*	Shobunsha Holdings, Inc.	47,400	201,083

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shoei Co., Ltd.	97,000	$3,680,685
#	Shoei Foods Corp.	38,900	1,429,067
	Shofu, Inc.	19,300	354,573
	Showa Denko K.K.	430,100	13,023,260
	Showa Sangyo Co., Ltd.	83,100	2,246,827
	Showa Shinku Co., Ltd.	17,400	276,395
	Sigma Koki Co., Ltd.	20,900	328,042
	SIGMAXYZ, Inc.	71,100	1,389,116
	Siix Corp.	175,500	2,341,358
*	Silver Life Co., Ltd.	1,700	38,189
	Sinanen Holdings Co., Ltd.	38,300	1,045,104
	Sinfonia Technology Co., Ltd.	111,500	1,477,945
	Sinko Industries, Ltd.	81,600	1,679,999
	Sintokogio, Ltd.	211,600	1,448,604
	SK-Electronics Co., Ltd.	58,500	674,689
	SKY Perfect JSAT Holdings, Inc.	802,800	3,377,393
#*	Skylark Holdings Co., Ltd.	382,700	5,684,233
	SMC Corp.	6,200	3,602,677
	SMK Corp.	25,099	600,829
	SMS Co., Ltd.	270,300	7,375,613
#	Snow Peak, Inc.	21,000	746,006
#	SNT Corp.	72,000	169,773
	Soda Nikka Co., Ltd.	70,300	344,277
	Sodick Co., Ltd.	249,400	2,260,275
	Soft99 Corp.	11,800	139,039
	Softbank Corp.	462,100	5,956,639
	SoftBank Group Corp.	2,260,363	203,682,648
#	Softcreate Holdings Corp.	31,500	712,222
	Software Service, Inc.	7,300	684,266
	Sohgo Security Services Co., Ltd.	54,300	2,380,662
	Sojitz Corp.	2,704,800	8,079,625
	Soken Chemical & Engineering Co., Ltd.	26,900	512,315
	Solasto Corp.	210,100	2,737,005
	Soliton Systems K.K.	30,200	482,759
	Sompo Holdings, Inc.	247,200	9,187,223
	Sony Group Corp.	1,141,000	114,075,926
#	Sony Group Corp., Sponsored ADR	344,389	34,494,002
	Sotetsu Holdings, Inc.	125,700	2,557,216
	Sotoh Co., Ltd.	11,700	85,369
	Space Co., Ltd.	47,060	382,814
	Space Value Holdings Co., Ltd.	153,600	1,048,203
	Sparx Group Co., Ltd.	586,900	1,534,282
	SPK Corp.	20,800	247,938
	Sprix, Ltd.	7,800	70,525
	Square Enix Holdings Co., Ltd.	78,700	4,363,937
	SRA Holdings	60,600	1,423,786
	St Marc Holdings Co., Ltd.	89,700	1,389,762
	Stanley Electric Co., Ltd.	172,200	4,929,466
	Star Mica Holdings Co., Ltd.	49,500	498,734
	Star Micronics Co., Ltd.	95,500	1,439,393
	Starts Corp., Inc.	240,500	5,890,570
	Starzen Co., Ltd.	66,598	1,353,534
	St-Care Holding Corp.	78,100	842,194
	Stella Chemifa Corp.	51,900	1,418,632
	Step Co., Ltd.	29,100	431,248
	Strike Co., Ltd.	31,800	1,331,179
	Studio Alice Co., Ltd.	58,100	1,235,054
	Subaru Corp.	1,159,300	21,555,386
#	Subaru Enterprise Co., Ltd.	6,100	451,812

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sugi Holdings Co., Ltd.	55,900	$4,293,357
	Sugimoto & Co., Ltd.	42,100	869,520
	SUMCO Corp.	389,860	10,082,619
	Sumida Corp.	135,000	1,378,188
	Suminoe Textile Co., Ltd.	27,000	494,908
#	Sumiseki Holdings, Inc.	277,800	320,241
	Sumitomo Bakelite Co., Ltd.	117,500	4,757,990
	Sumitomo Chemical Co., Ltd.	5,298,452	27,044,345
	Sumitomo Corp.	832,500	11,312,829
	Sumitomo Dainippon Pharma Co., Ltd.	264,600	4,593,795
	Sumitomo Densetsu Co., Ltd.	73,400	1,558,248
	Sumitomo Electric Industries, Ltd.	1,523,600	22,671,017
	Sumitomo Forestry Co., Ltd.	829,800	19,160,116
	Sumitomo Heavy Industries, Ltd.	453,896	13,211,365
	Sumitomo Metal Mining Co., Ltd.	284,700	12,053,724
	Sumitomo Mitsui Construction Co., Ltd.	1,157,880	4,940,281
	Sumitomo Mitsui Financial Group, Inc.	958,770	33,680,362
	Sumitomo Mitsui Trust Holdings, Inc.	363,773	12,398,332
	Sumitomo Osaka Cement Co., Ltd.	180,699	5,738,719
*	Sumitomo Precision Products Co., Ltd.	17,700	350,324
	Sumitomo Realty & Development Co., Ltd.	276,500	9,229,821
	Sumitomo Riko Co., Ltd.	221,700	1,439,182
	Sumitomo Rubber Industries, Ltd.	924,363	11,450,864
	Sumitomo Seika Chemicals Co., Ltd.	55,900	1,987,378
	Sumitomo Warehouse Co., Ltd. (The)	300,900	3,896,575
	Sun Frontier Fudousan Co., Ltd.	227,400	1,984,962
	Suncall Corp.	45,700	187,172
	Sundrug Co., Ltd.	102,500	3,493,020
	Suntory Beverage & Food, Ltd.	319,000	10,767,945
	Sun-Wa Technos Corp.	58,100	582,907
	Suruga Bank, Ltd.	321,900	1,153,603
	Suzuken Co., Ltd.	151,020	5,442,382
	Suzuki Co., Ltd.	62,300	674,221
	Suzuki Motor Corp.	404,000	15,330,390
	SWCC Showa Holdings Co., Ltd.	408,000	5,908,731
	Sysmex Corp.	147,000	14,682,879
	System Information Co., Ltd.	19,600	179,588
	System Research Co., Ltd.	1,200	22,048
	Systena Corp.	295,700	6,072,218
	Syuppin Co., Ltd.	78,300	834,184
	T Hasegawa Co., Ltd.	127,292	2,378,228
*	T RAD Co., Ltd.	32,800	570,139
	T&D Holdings, Inc.	897,610	11,015,699
#	T&K Toka Co., Ltd.	76,300	529,295
	Tachibana Eletech Co., Ltd.	79,580	1,139,113
	Tachikawa Corp.	48,200	571,635
	Tachi-S Co., Ltd.	134,000	1,393,796
#	Tacmina Corp.	900	10,295
	Tadano, Ltd.	516,821	5,254,360
	Taihei Dengyo Kaisha, Ltd.	80,400	1,952,796
	Taiheiyo Cement Corp.	520,736	13,073,981
	Taiheiyo Kouhatsu, Inc.	33,499	202,994
	Taiho Kogyo Co., Ltd.	82,100	725,016
	Taikisha, Ltd.	67,500	1,819,971
	Taiko Bank, Ltd. (The)	22,000	297,848
#	Taiko Pharmaceutical Co., Ltd.	17,100	185,594
	Taisei Corp.	582,980	21,540,093
	Taisei Lamick Co., Ltd.	20,800	520,006
	Taisho Pharmaceutical Holdings Co., Ltd.	43,000	2,535,104

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taiyo Holdings Co., Ltd.	50,500	$2,445,048
	Taiyo Yuden Co., Ltd.	502,000	23,040,992
#	Takachiho Koheki Co., Ltd.	17,200	171,578
	Takadakiko Co., Ltd.	1,800	44,349
	Takamatsu Construction Group Co., Ltd.	57,500	1,084,568
#	Takamatsu Machinery Co., Ltd.	8,700	57,537
	Takamiya Co., Ltd.	126,700	598,183
	Takano Co., Ltd.	37,300	212,943
	Takaoka Toko Co., Ltd.	63,274	867,362
#	Takara & Co., Ltd.	17,400	292,253
	Takara Bio, Inc.	23,100	590,256
	Takara Holdings, Inc.	117,100	1,511,959
	Takara Leben Co., Ltd.	617,900	1,980,710
	Takara Standard Co., Ltd.	165,248	2,328,804
	Takasago International Corp.	63,300	1,529,662
	Takasago Thermal Engineering Co., Ltd.	155,100	2,337,520
	Takashima & Co., Ltd.	17,900	286,369
	Takashimaya Co., Ltd.	481,000	5,317,348
*	Take And Give Needs Co., Ltd.	60,640	457,712
#	TAKEBISHI Corp.	28,000	380,039
	Takeda Pharmaceutical Co., Ltd.	572,863	19,133,906
	Takeei Corp.	102,100	1,159,203
	Takemoto Yohki Co., Ltd.	48,800	417,009
	Takeuchi Manufacturing Co., Ltd.	171,600	4,625,637
	Takihyo Co., Ltd.	13,600	231,997
	Takisawa Machine Tool Co., Ltd.	33,900	353,522
	Takuma Co., Ltd.	222,900	4,577,241
	Tama Home Co., Ltd.	93,400	2,164,322
	Tamron Co., Ltd.	68,000	1,474,561
	Tamura Corp.	302,900	1,401,604
	Tanabe Consulting Co., Ltd.	1,000	12,757
	Tanabe Engineering Corp.	22,500	181,214
	Tanseisha Co., Ltd.	116,249	882,499
#	Taoka Chemical Co., Ltd.	1,300	144,009
	Tatsuta Electric Wire and Cable Co., Ltd.	199,100	1,086,166
#	Tayca Corp.	73,000	918,160
	Tazmo Co., Ltd.	5,700	95,495
	Tbk Co., Ltd.	99,000	373,391
	TBS Holdings, Inc.	123,300	2,407,414
#	TDC Soft, Inc.	43,400	422,656
#	TDK Corp., Sponsored ADR	46,731	6,371,772
	TDK Corp.	324,000	43,938,573
	Tear Corp.	41,400	187,348
	TechMatrix Corp.	128,000	2,457,287
	TECHNO ASSOCIE Co., Ltd.	4,200	40,686
	Techno Horizon Co., Ltd.	32,800	361,937
	Techno Medica Co., Ltd.	4,200	62,472
	Techno Ryowa, Ltd.	23,570	192,504
#	Techno Smart Corp.	32,100	371,788
	TechnoPro Holdings, Inc.	124,400	9,148,513
	Teijin, Ltd.	1,326,550	21,840,971
	Teikoku Electric Manufacturing Co., Ltd.	56,900	690,691
	Teikoku Sen-I Co., Ltd.	50,500	947,368
	Teikoku Tsushin Kogyo Co., Ltd.	40,400	393,748
	Tekken Corp.	60,299	1,008,998
	Tenma Corp.	77,100	1,616,678
	Tenox Corp.	6,000	49,323
	Tenpo Innovation Co., Ltd.	1,600	12,753
	Teraoka Seisakusho Co., Ltd.	39,100	144,469

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Terumo Corp.	455,000	$17,204,553
	T-Gaia Corp.	86,000	1,475,249
	THK Co., Ltd.	205,700	7,017,383
	Tigers Polymer Corp.	46,700	192,445
	TIS, Inc.	621,800	15,427,023
	Titan Kogyo, Ltd.	3,800	69,809
	TKC Corp.	88,800	2,791,602
	Toa Corp.	93,700	728,118
#	Toa Corp.	82,200	1,845,602
	Toa Oil Co., Ltd.	43,200	1,072,593
	TOA ROAD Corp.	22,500	922,342
	Toabo Corp.	24,400	102,408
	Toagosei Co., Ltd.	516,750	5,786,842
	Tobishima Corp.	127,540	1,276,929
	Tobu Railway Co., Ltd.	139,300	3,586,972
	TOC Co., Ltd.	189,700	1,232,942
	Tocalo Co., Ltd.	388,800	5,278,250
	Tochigi Bank, Ltd. (The)	878,501	1,399,360
	Toda Corp.	846,600	6,044,132
#*	Toda Kogyo Corp.	17,500	328,583
	Toei Animation Co., Ltd.	43,000	4,892,601
	Toei Co., Ltd.	17,500	3,906,607
#	Toell Co., Ltd.	28,000	214,809
	Toenec Corp.	36,500	1,270,153
	Togami Electric Manufacturing Co., Ltd.	11,600	208,712
	Toho Bank, Ltd. (The)	968,000	1,886,985
	Toho Chemical Industry Co., Ltd.	23,000	104,712
	Toho Co., Ltd.	36,200	1,442,677
*	Toho Co., Ltd.	30,600	483,054
	Toho Gas Co., Ltd.	93,300	5,199,835
	Toho Holdings Co., Ltd.	255,600	4,324,309
	Toho Titanium Co., Ltd.	188,100	1,729,021
	Toho Zinc Co., Ltd.	65,100	1,355,804
	Tohoku Bank, Ltd. (The)	40,500	384,407
	Tohoku Electric Power Co., Inc.	388,400	3,431,116
	Tohoku Steel Co., Ltd.	7,300	110,043
	Tohokushinsha Film Corp.	12,200	78,099
	Tokai Carbon Co., Ltd.	694,600	11,303,307
	Tokai Corp.	69,800	1,535,323
	TOKAI Holdings Corp.	522,900	4,278,574
#	Tokai Lease Co., Ltd.	4,000	51,205
	Tokai Rika Co., Ltd.	328,800	5,322,830
	Tokai Tokyo Financial Holdings, Inc.	996,300	3,742,753
#	Token Corp.	39,970	3,569,643
	Tokio Marine Holdings, Inc.	338,612	16,238,777
#	Tokio Marine Holdings, Inc., ADR	61,104	2,920,771
	Tokushu Tokai Paper Co., Ltd.	42,138	1,698,624
	Tokuyama Corp.	434,299	9,814,123
*	Tokyo Base Co., Ltd.	49,100	308,003
	Tokyo Century Corp.	169,030	10,449,701
*	Tokyo Electric Power Co. Holdings, Inc.	1,394,212	4,134,091
	Tokyo Electron Device, Ltd.	36,400	1,888,227
	Tokyo Electron, Ltd.	132,700	60,270,703
	Tokyo Energy & Systems, Inc.	107,000	918,024
	Tokyo Gas Co., Ltd.	236,300	4,795,447
	Tokyo Individualized Educational Institute, Inc.	48,000	251,729
	Tokyo Keiki, Inc.	66,299	632,853
	Tokyo Kiraboshi Financial Group, Inc.	146,274	1,591,255
	Tokyo Ohka Kogyo Co., Ltd.	58,500	3,876,749

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,200	$62,630
	Tokyo Radiator Manufacturing Co., Ltd.	5,100	28,963
	Tokyo Rakutenchi Co., Ltd.	9,000	351,730
*	Tokyo Rope Manufacturing Co., Ltd.	16,599	157,943
#	Tokyo Sangyo Co., Ltd.	86,400	474,567
	Tokyo Seimitsu Co., Ltd.	137,900	6,518,357
	Tokyo Steel Manufacturing Co., Ltd.	360,400	3,499,428
	Tokyo Tatemono Co., Ltd.	700,000	10,363,710
	Tokyo Tekko Co., Ltd.	30,400	528,787
#*	Tokyo Theatres Co., Inc.	38,800	437,746
	Tokyotokeiba Co., Ltd.	47,000	2,544,912
	Tokyu Construction Co., Ltd.	482,780	2,498,738
	Tokyu Corp.	313,300	4,029,279
	Tokyu Fudosan Holdings Corp.	1,885,594	10,495,079
#	Tokyu Recreation Co., Ltd.	8,364	370,804
	Toli Corp.	201,200	456,323
	Tomato Bank, Ltd.	25,300	238,048
#	Tomen Devices Corp.	11,500	412,896
#	Tomoe Corp.	132,700	447,965
	Tomoe Engineering Co., Ltd.	33,600	639,793
*	Tomoegawa Co., Ltd.	24,800	178,938
	Tomoku Co., Ltd.	52,600	856,472
	TOMONY Holdings, Inc.	844,800	2,275,352
	Tomy Co., Ltd.	560,700	4,814,599
	Tonami Holdings Co., Ltd.	25,300	1,229,771
	Topcon Corp.	506,900	6,915,866
	Toppan Forms Co., Ltd.	239,000	2,523,253
	Toppan Printing Co., Ltd.	458,720	7,833,846
	Topre Corp.	209,100	2,798,587
	Topy Industries, Ltd.	78,000	944,255
	Toray Industries, Inc.	3,916,300	24,352,388
	Torex Semiconductor, Ltd.	38,400	643,396
*	Toridoll Holdings Corp.	200,000	3,157,841
	Torigoe Co., Ltd. (The)	48,300	355,208
	Torii Pharmaceutical Co., Ltd.	79,200	1,868,213
*	Torikizoku Holdings Co., Ltd.	18,900	274,498
	Torishima Pump Manufacturing Co., Ltd.	90,400	727,717
	Tosei Corp.	152,000	1,504,678
	Toshiba Corp.	81,300	3,360,229
	Toshiba TEC Corp.	168,200	6,721,098
	Tosho Co., Ltd.	66,200	1,085,899
	Tosoh Corp.	957,300	16,968,070
#	Totech Corp.	29,200	782,466
	Totetsu Kogyo Co., Ltd.	109,400	2,535,584
	TOTO, Ltd.	106,000	5,510,950
	Totoku Electric Co., Ltd.	16,300	370,956
	Tottori Bank, Ltd. (The)	37,800	388,039
	Toukei Computer Co., Ltd.	7,100	281,919
#	Tow Co., Ltd.	149,900	434,450
	Towa Bank, Ltd. (The)	205,200	1,140,553
	Towa Corp.	79,100	1,558,914
	Towa Pharmaceutical Co., Ltd.	151,800	3,143,042
	Toyo Construction Co., Ltd.	522,600	2,802,347
	Toyo Corp.	103,200	997,371
	Toyo Denki Seizo K.K.	33,200	382,298
#*	Toyo Engineering Corp.	123,200	789,666
	Toyo Gosei Co., Ltd.	27,500	3,413,696
	Toyo Ink SC Holdings Co., Ltd.	177,000	3,267,685
	Toyo Kanetsu K.K.	36,600	838,739

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Machinery & Metal Co., Ltd.	68,300	$327,739
#	Toyo Securities Co., Ltd.	337,500	519,822
	Toyo Seikan Group Holdings, Ltd.	344,200	4,034,134
	Toyo Sugar Refining Co., Ltd.	2,900	31,725
	Toyo Suisan Kaisha, Ltd.	52,700	2,148,841
	Toyo Tanso Co., Ltd.	64,200	1,259,571
	Toyo Tire Corp.	690,100	12,626,220
	Toyo Wharf & Warehouse Co., Ltd.	27,600	380,815
	Toyobo Co., Ltd.	543,977	6,581,090
	Toyoda Gosei Co., Ltd.	276,500	6,777,092
	Toyota Boshoku Corp.	385,300	7,188,362
	Toyota Industries Corp.	98,600	7,916,483
#	Toyota Motor Corp., Sponsored ADR	328,031	49,457,234
	Toyota Motor Corp.	2,411,895	180,468,043
	Toyota Tsusho Corp.	403,546	17,100,050
	TPR Co., Ltd.	145,300	2,085,213
#	Traders Holdings Co., Ltd.	57,919	180,662
	Trancom Co., Ltd.	44,000	3,415,368
	Transaction Co., Ltd.	39,600	470,698
	Trend Micro, Inc., Sponsored ADR	3,540	169,531
	Trend Micro, Inc.	170,000	8,091,807
	Tri Chemical Laboratories, Inc.	92,400	3,073,417
	Trinity Industrial Corp.	7,900	60,952
#	Trusco Nakayama Corp.	137,022	3,542,745
	TS Tech Co., Ltd.	429,000	5,981,420
*	TSI Holdings Co., Ltd.	287,890	854,811
	Tsubaki Nakashima Co., Ltd.	182,800	2,726,451
	Tsubakimoto Chain Co.	134,700	3,611,704
	Tsubakimoto Kogyo Co., Ltd.	17,400	546,631
#*	Tsudakoma Corp.	17,999	148,866
	Tsugami Corp.	319,600	5,106,161
*	Tsukada Global Holdings, Inc.	83,700	260,332
	Tsukamoto Corp. Co., Ltd.	3,700	46,235
	Tsukishima Kikai Co., Ltd.	125,600	1,391,160
	Tsukuba Bank, Ltd.	614,800	956,799
	Tsumura & Co.	116,700	3,886,540
	Tsuruha Holdings, Inc.	43,400	5,016,968
	Tsurumi Manufacturing Co., Ltd.	76,800	1,215,635
	Tsutsumi Jewelry Co., Ltd.	43,300	922,706
#	Tsuzuki Denki Co., Ltd.	12,400	209,091
	TV Asahi Holdings Corp.	123,200	2,257,937
	Tv Tokyo Holdings Corp.	65,700	1,331,893
	TYK Corp.	105,800	303,129
*	UACJ Corp.	213,814	4,960,729
	Ube Industries, Ltd.	733,065	14,822,960
#	Ubicom Holdings, Inc.	8,300	240,356
	Uchida Yoko Co., Ltd.	23,800	1,018,284
	Ulvac, Inc.	163,300	7,463,074
	Unicharm Corp.	84,800	3,296,204
	Uniden Holdings Corp.	31,000	723,290
	Union Tool Co.	22,900	724,987
	Unipres Corp.	225,900	2,168,411
*	United Arrows, Ltd.	87,400	1,536,317
	United Super Markets Holdings, Inc.	245,000	2,478,864
	UNITED, Inc.	58,500	693,807
*	Unitika, Ltd.	321,900	1,122,362
*	Universal Entertainment Corp.	37,900	921,990
	Urbanet Corp. Co., Ltd.	127,800	362,406
	Usen-Next Holdings Co., Ltd.	33,500	623,678

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ushio, Inc.	512,500	$6,787,624
	USS Co., Ltd.	236,500	4,291,488
	UT Group Co., Ltd.	109,200	3,633,456
	Utoc Corp.	49,200	233,328
	V Technology Co., Ltd.	35,000	1,766,335
	Valor Holdings Co., Ltd.	261,200	5,579,940
	Valqua, Ltd.	78,700	1,494,139
	Value HR Co., Ltd.	33,400	503,205
	ValueCommerce Co., Ltd.	74,800	2,398,608
	Valuence Holdings, Inc.	2,300	56,750
	V-Cube, Inc.	54,600	1,425,116
	Vector, Inc.	111,300	956,315
	Vertex Corp.	35,560	832,411
*	Village Vanguard Co., Ltd.	21,700	194,494
	VINX Corp.	7,800	72,948
*	Vision, Inc.	105,600	974,376
	Vital KSK Holdings, Inc.	216,985	1,394,704
	VT Holdings Co., Ltd.	612,200	2,360,924
	Wacoal Holdings Corp.	223,600	5,047,704
	Wacom Co., Ltd.	245,000	1,570,482
	Waida Manufacturing Co., Ltd.	2,900	30,157
	Wakachiku Construction Co., Ltd.	63,200	736,253
*	Wakamoto Pharmaceutical Co., Ltd.	9,000	28,267
	Wakita & Co., Ltd.	184,200	1,772,874
	Warabeya Nichiyo Holdings Co., Ltd.	83,000	1,477,285
	Waseda Academy Co., Ltd.	1,400	11,366
#	Watahan & Co., Ltd.	96,000	1,133,210
	Watts Co., Ltd.	25,200	205,407
	Wavelock Holdings Co., Ltd.	19,300	125,606
	WDB Holdings Co., Ltd.	35,600	759,025
	Weathernews, Inc.	9,400	458,168
	Welbe, Inc.	13,900	184,728
	Welcia Holdings Co., Ltd.	120,688	3,765,095
#	West Holdings Corp.	163,006	5,307,104
	West Japan Railway Co.	74,400	4,113,261
	Will Group, Inc.	100,000	931,017
	WIN-Partners Co., Ltd.	41,000	368,581
	Wood One Co., Ltd.	34,300	455,568
#	Workman Co., Ltd.	30,900	2,014,088
*	World Co., Ltd.	3,100	39,711
	World Holdings Co., Ltd.	48,200	1,223,660
	Wowow, Inc.	29,300	713,970
	Xebio Holdings Co., Ltd.	129,500	1,026,303
	YAC Holdings Co., Ltd.	46,600	399,017
	Yachiyo Industry Co., Ltd.	26,000	154,327
	Yahagi Construction Co., Ltd.	129,200	930,258
	Yaizu Suisankagaku Industry Co., Ltd.	14,700	131,792
	Yakult Honsha Co., Ltd.	42,200	2,054,153
	YAKUODO Holdings Co., Ltd.	40,900	883,360
	YAMABIKO Corp.	180,440	1,947,769
	YAMADA Consulting Group Co., Ltd.	26,900	282,680
	Yamada Holdings Co., Ltd.	924,072	4,600,247
	Yamagata Bank, Ltd. (The)	146,399	1,346,265
	Yamaguchi Financial Group, Inc.	632,900	3,743,493
	Yamaha Corp.	63,600	3,471,004
	Yamaha Motor Co., Ltd.	841,500	21,025,378
	Yamaichi Electronics Co., Ltd.	130,600	1,936,519
#	YA-MAN, Ltd.	116,600	1,592,500
	Yamanashi Chuo Bank, Ltd. (The)	131,600	995,875

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamashina Corp.	61,100	$44,237
	Yamatane Corp.	55,200	730,364
	Yamato Corp.	77,600	469,319
	Yamato Holdings Co., Ltd.	455,200	12,838,382
	Yamato Kogyo Co., Ltd.	213,400	6,421,270
#	Yamaura Corp.	24,100	196,688
	Yamaya Corp.	21,510	455,162
#	Yamazaki Baking Co., Ltd.	163,100	2,585,295
	Yamazen Corp.	187,500	1,675,795
#	Yaoko Co., Ltd.	97,600	6,225,600
	Yashima Denki Co., Ltd.	36,900	320,754
	Yaskawa Electric Corp.	76,000	3,503,209
	Yasuda Logistics Corp.	75,700	646,872
#	Yasunaga Corp.	57,400	609,462
	Yellow Hat, Ltd.	150,200	2,525,708
	Yodogawa Steel Works, Ltd.	107,200	2,365,562
	Yokogawa Bridge Holdings Corp.	140,100	2,640,771
	Yokogawa Electric Corp.	311,300	5,651,055
	Yokohama Reito Co., Ltd.	258,100	2,069,074
	Yokohama Rubber Co., Ltd. (The)	668,800	12,437,203
	Yokowo Co., Ltd.	77,900	1,900,600
	Yomeishu Seizo Co., Ltd.	14,000	237,057
	Yondenko Corp.	9,180	271,392
	Yondoshi Holdings, Inc.	47,000	797,868
	Yorozu Corp.	106,700	1,156,210
	Yotai Refractories Co., Ltd.	104,900	1,008,723
*	Yuasa Funashoku Co., Ltd.	2,900	79,854
	Yuasa Trading Co., Ltd.	74,100	2,015,939
	Yuken Kogyo Co., Ltd.	13,300	198,322
	Yurtec Corp.	214,800	1,533,070
	Yushiro Chemical Industry Co., Ltd.	42,100	425,017
	Yutaka Foods Corp.	4,000	70,054
	Yutaka Giken Co., Ltd.	1,000	16,891
	Z Holdings Corp.	1,061,100	4,894,073
	Zaoh Co., Ltd.	18,400	234,712
	Zenitaka Corp. (The)	11,800	486,897
	Zenkoku Hosho Co., Ltd.	172,600	7,746,925
	Zenrin Co., Ltd.	156,750	1,653,805
	Zensho Holdings Co., Ltd.	314,597	7,890,168
	Zeon Corp.	632,300	10,081,871
	ZOZO, Inc.	306,900	10,322,275
	Zuiko Corp.	48,300	472,184

TOTAL JAPAN			7,124,152,764

NETHERLANDS — (3.3%)
	Aalberts NV	590,260	31,889,321
#*	ABN AMRO Bank NV	1,070,917	13,827,816
*	Accell Group NV	123,603	6,375,132
*	Adyen NV	5,724	14,087,297
#	Aegon NV	4,463,091	20,683,414
	Aegon NV	400,473	1,838,171
#	Akzo Nobel NV	436,938	52,462,665
	AMG Advanced Metallurgical Group NV	106,043	4,061,839
	Amsterdam Commodities NV	95,850	2,379,271
	APERAM SA	280,985	14,543,061
*	Arcadis NV	379,883	15,978,763
#*	ArcelorMittal SA	1,094,805	32,066,845
	ASM International NV	196,715	59,678,804
	ASML Holding NV ACI02GTQ9	109,259	70,924,547

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	ASML Holding NV N07059210	180,590	$117,040,379
	ASR Nederland NV	424,345	18,533,445
*	Basic-Fit NV	99,567	4,482,097
	BE Semiconductor Industries NV	534,542	43,172,412
*	Beter Bed Holding NV	55,202	359,427
*	Boskalis Westminster	396,848	12,666,295
*	Brunel International NV	74,721	998,588
	Coca-Cola European Partners P.L.C.	172,173	9,727,392
	Corbion NV	371,889	21,778,565
#	Flow Traders	226,794	9,364,381
#	ForFarmers NV	131,430	875,269
#*	Fugro NV	283,463	2,950,866
*	GrandVision NV	218,386	7,064,001
	Heijmans NV	125,970	2,013,588
#	Heineken NV	280,727	32,564,177
*	Hunter Douglas NV	9,100	743,890
	IMCD NV	115,234	16,737,650
#	ING Groep NV, Sponsored ADR	446,135	5,683,759
	ING Groep NV	2,586,536	33,042,945
*	Intertrust NV	80,587	1,492,090
	Kendrion NV	74,659	2,088,784
	Koninklijke Ahold Delhaize NV, Sponsored ADR	13,329	358,283
	Koninklijke Ahold Delhaize NV	3,769,401	101,441,776
*	Koninklijke BAM Groep NV	1,424,685	3,945,213
	Koninklijke DSM NV	231,385	41,487,319
	Koninklijke KPN NV	12,994,401	44,825,648
*	Koninklijke Philips NV	42,317	2,392,735
#*	Koninklijke Philips NV	500,684	28,358,709
#	Koninklijke Vopak NV	342,700	15,691,621
	Nedap N.V.	23,644	1,578,696
	NN Group NV	494,960	24,687,844
*	OCI NV	313,760	7,312,573
	Ordina NV	506,759	2,110,897
#	PostNL NV	1,735,422	9,064,850
	Prosus N.V.	179,531	19,484,786
	Randstad NV	518,737	37,427,983
#	SBM Offshore NV	807,065	14,009,508
*	Signify NV	697,082	39,586,641
*	Sligro Food Group NV	116,755	3,702,097
#	SNS NV	262,485	0
	TKH Group NV	232,181	11,072,850
*	TomTom NV	337,664	2,963,848
*	Van Lanschot Kempen NV	68,948	2,018,088
#	Wolters Kluwer NV	580,125	52,472,884

TOTAL NETHERLANDS			1,150,171,795

NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd. (The)	1,472,795	8,052,041
*	Air New Zealand, Ltd.	4,509,612	5,603,182
	Arvida Group, Ltd.	133,180	171,097
*	Auckland International Airport, Ltd.	882,798	4,774,220
	Chorus, Ltd.	2,052,557	9,956,710
	Chorus, Ltd., ADR	10,487	259,238
#*	Comvita, Ltd.	26,297	65,528
	Contact Energy, Ltd.	806,589	4,353,495
	EBOS Group, Ltd.	322,374	6,864,938
*	Eroad, Ltd.	30,986	125,491
	Fisher & Paykel Healthcare Corp., Ltd.	810,394	20,886,198
	Fletcher Building, Ltd.	1,761,847	9,159,701

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Fletcher Building, Ltd.	94,146	$488,891
#	Fonterra Co-operative Group, Ltd.	174,954	571,931
	Freightways, Ltd.	480,458	3,825,715
	Genesis Energy, Ltd.	1,333,272	3,278,010
#*	Gentrack Group, Ltd.	111,983	125,459
	Hallenstein Glasson Holdings, Ltd.	87,955	462,729
	Heartland Group Holdings, Ltd.	1,625,388	2,100,367
	Infratil, Ltd.	1,795,490	9,139,368
#	Investore Property, Ltd.	9,536	14,295
*	Kathmandu Holdings, Ltd.	645,053	668,211
	Mainfreight, Ltd.	299,162	15,502,931
#	Mercury NZ, Ltd.	559,819	2,773,141
	Meridian Energy, Ltd.	591,256	2,253,897
*	New Zealand Refining Co., Ltd. (The)	356,424	132,164
#*	NZME, Ltd.	1,016,313	571,104
	NZX, Ltd.	500,935	741,181
	Oceania Healthcare, Ltd.	97,239	93,650
*	Pacific Edge, Ltd.	89,606	73,493
	PGG Wrightson, Ltd.	15,190	36,402
#	Port of Tauranga, Ltd.	493,999	2,614,197
*	Pushpay Holdings, Ltd.	402,200	526,651
*	Rakon, Ltd.	23,312	15,017
*	Restaurant Brands New Zealand, Ltd.	104,488	978,206
	Ryman Healthcare, Ltd.	455,503	4,605,143
#	Sanford, Ltd.	47,374	156,857
	Scales Corp., Ltd.	251,949	821,714
*	Serko, Ltd.	11,268	54,673
	Skellerup Holdings, Ltd.	462,083	1,534,735
*	SKY Network Television, Ltd.	16,368,681	1,989,432
*	SKYCITY Entertainment Group, Ltd.	2,810,731	7,177,793
	Spark New Zealand, Ltd.	3,632,510	11,434,477
	Steel & Tube Holdings, Ltd.	731,601	606,607
	Summerset Group Holdings, Ltd.	1,115,337	9,698,566
*	Synlait Milk, Ltd.	148,215	347,258
#*	Tourism Holdings, Ltd.	721,857	1,329,588
*	TOWER, Ltd.	1,358,907	845,242
#	Trustpower, Ltd.	141,110	890,761
	Turners Automotive Group, Ltd.	5,069	13,415
	Vector, Ltd.	418,712	1,247,410
*	Vista Group International, Ltd.	49,178	85,843
	Warehouse Group, Ltd. (The)	242,436	592,057
*	Z Energy, Ltd.	1,694,807	3,242,662

TOTAL NEW ZEALAND			163,933,082

NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	2,153,116	2,195,121
#*	Adevinta ASA	47,090	861,775
	AF Gruppen ASA	38,378	932,390
#*	Akastor ASA	705,716	481,389
#	Aker ASA, Class A	28,845	2,146,388
	Aker BP ASA	318,898	9,081,977
*	Aker Solutions ASA	922,769	1,605,858
	American Shipping Co., ASA	252,155	945,632
#*	Archer, Ltd.	28,350	17,687
#*	ArcticZymes Technologies ASA	15,344	182,518
*	Asetek A/S	4,420	52,043
	Atea ASA	375,218	7,187,348
#*	Atlantic Sapphire ASA	3,477	36,276
	Austevoll Seafood ASA	403,053	5,144,723

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#	Avance Gas Holding, Ltd.	305,881	$1,605,947
#*	Axactor SE	821,512	944,633
*	B2Holding ASA	318,071	339,389
	Bakkafrost P/F	32,862	2,603,521
	Bonheur ASA	96,925	2,603,602
	Borregaard ASA	499,645	10,995,064
	Bouvet ASA	356	29,502
*	BW Energy, Ltd.	155,887	515,040
	BW LPG, Ltd.	588,577	4,354,362
	BW Offshore, Ltd.	647,507	2,589,116
*	Crayon Group Holding ASA	1,564	25,279
#	DNB ASA	943,998	20,245,196
#*	DNO ASA	2,693,036	3,143,470
#	Entra ASA	167,107	3,773,919
	Equinor ASA	1,582,273	31,950,453
#	Equinor ASA, Sponsored ADR	567,569	11,504,624
	Europris ASA	551,975	3,757,125
#	Fjordkraft Holding ASA	22,615	169,189
	FLEX LNG, Ltd.	70,689	832,714
#	Frontline, Ltd.	358,128	2,741,875
#	Gjensidige Forsikring ASA	103,210	2,343,809
*	Golar LNG, Ltd.	19,800	227,304
	Golden Ocean Group, Ltd.	234,832	2,022,751
#*	Grieg Seafood ASA	302,299	3,004,068
*	Hexagon Composites ASA	222,565	1,305,733
	Hoegh LNG Holdings, Ltd.	40,069	112,359
*	IDEX Biometrics ASA	139,447	42,918
	Itera ASA	52,344	83,288
	Kid ASA	7,079	98,521
	Kitron ASA	83,941	201,972
	Komplett Bank ASA	34,001	42,607
*	Kongsberg Automotive ASA	2,174,690	718,558
	Kongsberg Gruppen ASA	133,549	3,370,613
	Leroy Seafood Group ASA	287,244	2,633,297
	Magnora ASA	10,205	30,800
	Medistim ASA	321	10,476
#	Mowi ASA	320,775	7,913,543
*	NEL ASA	1,897,216	5,493,218
#*	Nordic Nanovector ASA	58,994	188,172
*	Nordic Semiconductor ASA	114,609	2,825,034
	Norsk Hydro ASA	2,263,338	14,412,441
	Norway Royal Salmon ASA	74,526	1,771,455
*	Norwegian Energy Co. ASA	718	12,469
#	Norwegian Finans Holding ASA	559,086	6,167,261
	Norwegian Property ASA	11,009	19,295
#	Ocean Yield ASA	335,038	1,200,694
*	Odfjell Drilling, Ltd.	458,709	1,099,811
*	Odfjell SE, Class A	47,975	164,045
*	Olav Thon Eiendomsselskap ASA	20,943	402,996
	Orkla ASA	365,420	3,724,769
*	Otello Corp. ASA	423,911	1,677,710
*	Panoro Energy ASA	58,880	151,516
	Pareto Bank ASA	11,343	68,007
#*	PGS ASA	1,944,323	1,339,790
	Protector Forsikring ASA	190,142	2,162,220
*	REC Silicon ASA	1,662,567	3,639,275
	Salmar ASA	75,927	5,254,403
	Sbanken ASA	66,959	832,009
#	Scatec ASA	236,924	6,374,093

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#*	Schibsted ASA, Class A	26,520	$1,332,732
*	Schibsted ASA, Class B	37,523	1,638,881
	Selvaag Bolig ASA	187,665	1,377,256
*	Shelf Drilling, Ltd.	66,118	36,237
*	Solon Eiendom ASA	46,042	197,040
	SpareBank 1 SR-Bank ASA	591,179	7,636,505
	Stolt-Nielsen, Ltd.	126,582	1,898,095
#	Storebrand ASA	1,673,532	15,974,060
	Subsea 7 SA	913,730	9,238,714
	Telenor ASA	526,041	9,371,410
	TGS NOPEC Geophysical Co., ASA	467,937	7,069,479
#*	Thin Film Electronics ASA	134,431	12,799
	Tomra Systems ASA	327,758	16,373,943
	Treasure ASA	264,434	543,521
	Veidekke ASA	304,028	4,668,874
*	Wallenius Wilhelmsen ASA	181,598	607,021
	Wilh Wilhelmsen Holding ASA, Class A	48,941	1,022,911
*	XXL ASA	304,506	788,200
	Yara International ASA	238,936	12,463,408

TOTAL NORWAY			310,989,531

PORTUGAL — (0.2%)
	Altri SGPS SA	501,595	3,916,251
#*	Banco Comercial Portugues SA, Class R	30,877,708	4,617,175
	Banco Espirito Santo SA	3,375,184	0
*	CTT-Correios de Portugal SA	546,469	2,490,560
#	EDP - Energias de Portugal SA	1,768,729	9,831,574
	EDP - Energias de Portugal SA, Sponsored ADR	7,202	403,168
	EDP Renovaveis SA	228,250	5,438,440
	Galp Energia SGPS SA	1,235,019	14,220,995
	Jeronimo Martins SGPS SA	640,853	11,701,635
#*	Mota-Engil SGPS SA	644,243	1,080,783
	Navigator Co. SA (The)	1,145,963	3,861,546
	NOS SGPS SA	1,575,603	5,973,272
#*	Novabase SGPS SA	12,258	59,371
#	REN - Redes Energeticas Nacionais SGPS SA	1,006,275	2,946,873
	Semapa-Sociedade de Investimento e Gestao	163,493	2,373,039
	Sonae SGPS SA	4,666,221	4,368,444

TOTAL PORTUGAL			73,283,126

SINGAPORE — (0.8%)
*	Abterra, Ltd.	189,000	1,037
	Accordia Golf Trust	1,937,600	31,013
	AEM Holdings, Ltd.	954,600	2,932,223
	Amara Holdings, Ltd.	248,000	72,029
	Ascendas India Trust	1,689,300	1,799,889
#	Avarga, Ltd.	1,027,400	254,781
*	Banyan Tree Holdings, Ltd.	733,700	184,682
#	Best World International, Ltd.	1,252,500	237,935
*	Bonvests Holdings, Ltd.	51,600	38,384
#	Boustead Projects, Ltd.	147,404	117,289
	Boustead Singapore, Ltd.	1,206,267	913,825
	Bukit Sembawang Estates, Ltd.	558,400	1,974,685
#	Bund Center Investment, Ltd.	316,000	133,400
	CapitaLand, Ltd.	1,500,500	4,182,885
#	Centurion Corp., Ltd.	1,091,800	283,071
	China Aviation Oil Singapore Corp., Ltd.	1,190,400	1,008,473
#	China Sunsine Chemical Holdings, Ltd.	3,162,900	1,338,947

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Chip Eng Seng Corp., Ltd.	2,173,600	$798,789
#	City Developments, Ltd.	852,100	5,040,571
	Civmec, Ltd.	303,700	125,662
	ComfortDelGro Corp., Ltd.	5,360,269	6,916,268
#*	COSCO Shipping International Singapore Co., Ltd.	1,479,200	366,134
*	Creative Technology, Ltd.	27,000	54,043
#	CSE Global, Ltd.	1,460,500	624,328
	Dairy Farm International Holdings, Ltd.	363,900	1,585,527
	DBS Group Holdings, Ltd.	1,199,425	26,880,369
	Del Monte Pacific, Ltd.	1,761,682	449,056
#	Delfi, Ltd.	233,000	153,140
	DMX Technologies Group, Ltd.	256,000	0
#*	Ezion Holdings, Ltd.	4,315,348	26,267
#*	Ezra Holdings, Ltd.	3,719,565	5,758
	Far East Orchard, Ltd.	645,636	552,790
#	First Resources, Ltd.	2,627,600	3,019,770
	Food Empire Holdings, Ltd.	941,600	670,447
#*	Fragrance Group, Ltd.	1,448,000	127,335
#	Frasers Property, Ltd.	1,089,100	1,013,014
	Frencken Group, Ltd.	1,531,700	1,791,631
	Fu Yu Corp., Ltd.	2,511,800	593,485
*	Gallant Venture, Ltd.	2,485,000	243,053
	Genting Singapore, Ltd.	2,399,700	1,556,324
#*	Geo Energy Resources, Ltd.	3,320,700	535,122
	GK Goh Holdings, Ltd.	14,200	10,620
	Golden Agri-Resources, Ltd.	26,025,369	4,881,465
*	Golden Energy & Resources, Ltd.	673,700	78,850
*	GP Industries, Ltd.	174,000	78,804
#	Great Eastern Holdings, Ltd.	53,400	920,701
	GSH Corp., Ltd.	52,560	7,761
	GuocoLand, Ltd.	859,821	1,071,823
	Hafnia, Ltd.	6,182	13,215
#*	Halcyon Agri Corp., Ltd.	865,546	177,915
	Haw Par Corp., Ltd.	67,400	668,024
	Hiap Hoe, Ltd.	128,000	63,302
#	Ho Bee Land, Ltd.	936,500	1,920,839
#	Hong Fok Corp., Ltd.	1,604,388	1,075,460
#	Hong Leong Asia, Ltd.	2,852,000	2,222,389
	Hong Leong Finance, Ltd.	27,300	51,648
	Hongkong Land Holdings, Ltd.	1,092,000	5,400,173
	Hotel Grand Central, Ltd.	179,659	147,085
	Hour Glass, Ltd. (The)	282,700	200,680
	Hutchison Port Holdings Trust	23,872,000	5,955,658
	Hwa Hong Corp., Ltd.	280,000	63,133
#*	Hyflux, Ltd.	2,064,700	257,864
	iFAST Corp., Ltd.	361,000	1,815,949
#*	Indofood Agri Resources, Ltd.	10,819,700	2,641,698
	InnoTek, Ltd.	146,400	105,997
#	Japfa, Ltd.	3,243,580	2,227,471
	Jardine Cycle & Carriage, Ltd.	297,497	5,178,657
	Jurong Technologies Industrial Corp., Ltd.	213,200	0
#	k1 Ventures, Ltd.	657,240	0
#	Keppel Corp., Ltd.	2,274,100	9,239,015
	Keppel Infrastructure Trust	7,820,050	3,228,436
	KSH Holdings, Ltd.	555,650	154,233
#*	Lian Beng Group, Ltd.	1,692,000	642,015
#	Low Keng Huat Singapore, Ltd.	293,000	109,945
*	Mandarin Oriental International, Ltd.	117,800	229,264
#	Metro Holdings, Ltd.	1,554,900	880,800

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Mewah International, Inc.	47,900	$15,249
#*	Midas Holdings, Ltd.	4,664,147	126,176
#*	mm2 Asia, Ltd.	2,636,000	131,876
#	NetLink NBN Trust	1,656,800	1,207,118
	NSL, Ltd.	75,000	52,379
#	Olam International, Ltd.	1,836,500	2,399,594
#	OUE, Ltd.	1,439,800	1,588,279
	Oversea-Chinese Banking Corp., Ltd.	2,139,454	19,557,870
#	Oxley Holdings, Ltd.	5,796,366	1,107,658
	Pan-United Corp., Ltd.	335,000	83,083
#	Q&M Dental Group Singapore, Ltd.	388,700	182,567
	QAF, Ltd.	1,193,765	914,125
#*	Raffles Education Corp., Ltd.	13,571,227	2,038,300
	Raffles Medical Group, Ltd.	1,133,963	979,674
#	Riverstone Holdings, Ltd.	1,451,200	1,579,888
*	SATS, Ltd.	899,292	2,735,950
	SBS Transit, Ltd.	59,400	140,896
	Sembcorp Industries, Ltd.	5,898,800	9,376,643
#*	Sembcorp Marine, Ltd.	34,969,606	5,501,902
#	Sheng Siong Group, Ltd.	2,602,700	3,027,243
#	SHS Holdings, Ltd.	948,600	114,581
#	SIA Engineering Co., Ltd.	245,300	419,436
#	SIIC Environment Holdings, Ltd.	4,101,480	724,819
#	Sinarmas Land, Ltd.	4,490,700	1,012,808
	Sing Holdings, Ltd.	392,300	112,048
*	Singapore Airlines, Ltd.	3,046,900	11,547,489
	Singapore Exchange, Ltd.	1,174,700	9,202,242
	Singapore Post, Ltd.	4,160,416	2,405,200
#	Singapore Press Holdings, Ltd.	2,379,600	3,285,556
	Singapore Reinsurance Corp., Ltd.	55,000	14,566
	Singapore Shipping Corp., Ltd.	137,000	28,351
	Singapore Technologies Engineering, Ltd.	2,281,400	6,599,984
	Singapore Telecommunications, Ltd.	5,059,750	9,492,825
	Stamford Land Corp., Ltd.	1,218,300	379,316
#	StarHub, Ltd.	2,431,810	2,464,126
	Straits Trading Co., Ltd.	49,300	102,150
#*	Swiber Holdings, Ltd.	1,301,500	19,952
	Tiong Woon Corp. Holding, Ltd.	160,750	55,787
	Tuan Sing Holdings, Ltd.	3,379,018	950,279
#	UMS Holdings, Ltd.	2,151,287	2,320,703
	United Industrial Corp., Ltd.	542,123	1,143,651
	United Overseas Bank, Ltd.	881,189	17,564,528
	United Overseas Insurance, Ltd.	1,900	10,211
	UOB-Kay Hian Holdings, Ltd.	764,715	1,010,979
#	UOL Group, Ltd.	1,397,988	8,066,630
#	Valuetronics Holdings, Ltd.	2,771,960	1,319,178
	Venture Corp., Ltd.	888,900	13,412,242
	Vicom, Ltd.	9,600	15,714
	Wee Hur Holdings, Ltd.	917,300	144,674
	Wilmar International, Ltd.	507,000	1,984,208
#	Wing Tai Holdings, Ltd.	2,141,024	3,084,938
	Yangzijiang Shipbuilding Holdings, Ltd.	8,386,900	9,000,519
	Yeo Hiap Seng, Ltd.	63,135	43,115

TOTAL SINGAPORE			281,153,595

SPAIN — (1.8%)
	Acciona SA	186,892	32,489,681
	Acerinox SA	683,144	9,472,751
	ACS Actividades de Construccion y Servicios SA	611,156	19,911,908

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
#*	Adveo Group International SA	60,568	$6,619
*	Aena SME SA	65,347	11,357,018
	Alantra Partners SA	1,298	24,637
	Almirall SA	241,741	3,794,816
*	Amadeus IT Group SA	258,198	17,582,774
#*	Amper SA	3,841,033	887,280
*	Applus Services SA	647,358	6,849,063
#*	Atresmedia Corp. de Medios de Comunicacion SA	457,136	2,200,053
*	Azkoyen SA	55,415	394,642
	Banco Bilbao Vizcaya Argentaria SA	3,061,630	17,143,848
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	671,340	3,759,504
*	Banco de Sabadell SA	22,462,768	14,221,689
	Banco Santander SA	13,775,626	53,140,186
#	Banco Santander SA, Sponsored ADR	435,563	1,659,496
	Bankinter SA	1,190,116	6,508,206
	CaixaBank SA	6,163,738	19,717,575
#*	Caja de Ahorros del Mediterraneo	21,176	0
	Cellnex Telecom SA	180,517	10,210,774
	Cia de Distribucion Integral Logista Holdings SA	254,164	5,283,936
	CIE Automotive SA	310,423	8,634,771
#	Construcciones y Auxiliar de Ferrocarriles SA	73,151	3,521,925
*	Distribuidora Internacional de Alimentacion SA	228,156	22,402
#*	Duro Felguera SA	57,344	80,293
	Ebro Foods SA	175,748	3,593,707
#*	eDreams ODIGEO SA	208,893	1,216,819
	Elecnor SA	50,148	626,855
	Enagas SA	962,875	20,962,244
*	Ence Energia y Celulosa SA	783,082	3,437,291
	Endesa SA	348,482	9,165,670
	Ercros SA	711,393	2,273,419
	Euskaltel SA	429,723	5,716,753
	Faes Farma SA	1,265,486	5,272,773
	Ferrovial SA	123,815	3,515,231
	Fluidra SA	170,867	5,933,529
	Fomento de Construcciones y Contratas SA	44,152	578,519
*	Gestamp Automocion SA	273,892	1,414,284
	Global Dominion Access SA	496,169	2,445,658
#	Grifols SA	218,420	5,916,155
	Grupo Catalana Occidente SA	109,239	4,573,426
	Grupo Empresarial San Jose SA	85,660	609,426
#*	Grupo Ezentis SA	788,396	374,998
	Iberdrola SA	8,225,934	111,164,839
	Iberpapel Gestion SA	6,469	145,625
#*	Indra Sistemas SA	760,474	7,912,601
#	Industria de Diseno Textil SA	682,305	24,276,880
	Laboratorios Farmaceuticos Rovi SA	4,602	266,771
	Liberbank SA	7,793,964	2,755,549
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,190,116	2,332,231
	Mapfre SA	3,117,563	6,697,813
*	Mediaset Espana Comunicacion SA	1,212,258	7,716,282
*	Melia Hotels International SA	433,190	3,538,391
*	Metrovacesa S.A.	3,534	32,353
	Miquel y Costas & Miquel SA	121,816	2,110,298
#	Naturgy Energy Group SA	717,090	18,421,740
	Neinor Homes SA	5,524	72,919
#*	Obrascon Huarte Lain SA	720,003	566,190
	Pharma Mar SA	14,264	1,629,699
	Prim SA	5,935	73,434
*	Promotora de Informaciones SA, Class A	1,363,375	1,508,502

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Prosegur Cia de Seguridad SA	1,241,277	$3,860,753
#*	Realia Business SA	722,094	592,732
	Red Electrica Corp. SA	743,271	13,645,003
	Repsol SA, Sponsored ADR	104,826	1,252,676
	Repsol SA	2,055,245	24,531,986
	Sacyr SA	2,207,086	6,114,233
*	Siemens Gamesa Renewable Energy SA	136,317	4,923,745
*	Solaria Energia y Medio Ambiente SA	120,563	2,471,621
*	Solarpack Corp. Tecnologica SA	12,057	288,411
*	Talgo SA	291,387	1,491,193
*	Tecnicas Reunidas SA	84,086	1,253,760
#	Telefonica SA, Sponsored ADR	261,233	1,225,183
	Telefonica SA	5,301,940	24,570,879
#*	Tubacex SA	311,537	627,767
	Unicaja Banco SA	677,235	667,422
	Vidrala SA	63,863	7,187,948
	Viscofan SA	277,148	18,940,069
*	Vocento SA	126,195	161,967
	Zardoya Otis SA	640,423	4,056,568

TOTAL SPAIN			635,588,637

SWEDEN — (3.2%)
	AAK AB	131,564	3,012,927
	AcadeMedia AB	100,148	1,036,601
	Adapteo Oyj	216,372	2,724,083
	AddLife AB, Class B	131,394	3,638,519
*	AddNode Group AB	809	27,591
	AddTech AB, Class B	790,340	13,778,153
*	AF Poyry AB	301,028	9,849,863
#	Alfa Laval AB	436,424	14,739,190
#	Alimak Group AB	93,262	1,607,697
*	Ambea AB	17,089	160,196
*	Annehem Fastigheter AB, Class B	225,311	788,457
*	Arise AB	32,014	198,645
	Arjo AB, Class B	693,317	6,836,168
	Assa Abloy AB, Class B	315,904	9,006,289
#	Atlas Copco AB, Class A	564,146	34,209,844
	Atlas Copco AB, Class B	327,827	17,010,594
	Atrium Ljungberg AB, Class B	124,107	2,599,561
*	Attendo AB	193,523	1,127,474
	Avanza Bank Holding AB	371,655	13,340,644
#	Axfood AB	271,797	6,801,643
	Beijer Alma AB	155,452	3,489,226
*	Beijer Electronics Group AB	9,204	55,629
	Beijer Ref AB	482,397	7,480,822
	Bergman & Beving AB	126,274	1,923,231
	Betsson AB	729,014	6,623,835
#	Bilia AB, Class A	686,833	11,972,397
	BillerudKorsnas AB	577,185	11,787,728
	BioGaia AB, Class B	90,115	4,301,039
	Biotage AB	216,840	4,678,992
*	Bjorn Borg AB	73,618	202,981
#	Boliden AB	709,340	27,591,559
	Bonava AB, Class B	309,726	3,669,478
*	Boozt AB	20,144	468,296
	Bravida Holding AB	98,516	1,461,698
	Bufab AB	126,094	3,329,689
	Bulten AB	90,673	1,165,401
	Bure Equity AB	304,205	13,883,926

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Byggmax Group AB	428,825	$3,743,119
#	Castellum AB	240,884	5,866,028
*	Catella AB	9,866	39,418
	Catena AB	48,763	2,356,969
*	Cavotec SA	3,925	12,085
*	CDON AB	9,660	594,599
*	Clas Ohlson AB, Class B	174,296	1,860,310
	Cloetta AB, Class B	1,291,904	4,043,966
*	Collector AB	96,549	356,726
	Concentric AB	239,555	5,383,752
	Coor Service Management Holding AB	141,963	1,202,515
	Dios Fastigheter AB	302,349	2,877,859
	Dometic Group AB	1,027,023	16,162,436
*	Doro AB	98,776	698,094
*	Duni AB	128,690	1,824,704
#	Dustin Group AB	265,651	3,315,213
	Eastnine AB	116,308	1,755,758
	Elanders AB, Class B	17,769	365,448
	Electrolux AB	644,335	18,071,586
*	Electrolux Professional AB, Class B	671,589	4,254,406
	Elekta AB, Class B	454,631	6,079,696
*	Eltel AB	76,428	234,919
#*	Enea AB	46,263	1,307,578
	Epiroc AB, Class A	553,643	11,979,453
	Epiroc AB, Class B	327,620	6,414,634
	Essity AB, Class A	28,522	944,589
	Essity AB, Class B	650,088	21,217,572
#	Evolution Gaming Group AB	41,906	8,272,605
	eWork Group AB	24,860	279,002
	Fabege AB	198,564	2,960,435
	Fagerhult AB	144,797	994,236
#*	Fastighets AB Balder, Class B	99,308	5,721,919
#	FastPartner AB, Class A	1,105	12,106
	Fenix Outdoor International AG	4,472	661,853
	Ferronordic AB	11,362	276,856
*	Fingerprint Cards AB, Class B	34,018	139,187
#	G5 Entertainment AB	1,447	104,837
*	GARO AB	325	25,602
	Getinge AB, Class B	437,177	14,785,769
	GHP Specialty Care AB	8,051	28,083
*	Granges AB	611,241	8,192,637
#*	H & M Hennes & Mauritz AB, Class B	699,905	17,222,824
*	Haldex AB	297,605	2,007,110
	Hexagon AB, Class B	43,041	4,111,229
	Hexpol AB	652,920	8,005,060
	HMS Networks AB	25,383	1,097,800
#*	Hoist Finance AB	391,804	1,609,396
	Holmen AB, Class B	191,552	9,037,819
	Hufvudstaden AB, Class A	156,396	2,492,905
*	Humana AB	14,706	133,196
#	Husqvarna AB, Class A	104,942	1,474,684
#	Husqvarna AB, Class B	1,103,828	15,371,401
	ICA Gruppen AB	96,414	4,444,013
	Indutrade AB	618,570	16,154,364
	Instalco AB	8,807	373,190
#*	International Petroleum Corp.	370,264	1,301,339
#	Intrum AB	264,978	9,112,916
	INVISIO AB	1,877	42,083
*	Inwido AB	294,078	5,144,938

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	ITAB Shop Concept AB, Class B	23,230	$51,105
	JM AB	390,280	14,458,251
	Karnov Group AB	2,005	11,776
*	Kindred Group P.L.C.	841,467	14,482,675
	Klovern AB, Class B	2,399,169	4,643,732
*	KNOW IT AB	133,891	4,941,507
#	Kungsleden AB	511,554	5,947,659
	Lagercrantz Group AB, Class B	714,882	7,370,717
	LeoVegas AB	73,434	439,182
	Lifco AB, Class B	34,666	3,712,473
	Lindab International AB	375,471	7,641,890
#	Loomis AB	547,033	17,913,923
	Lundin Energy AB	188,014	5,997,258
	Medicover AB, Class B	1,309	37,463
*	Mekonomen AB	203,996	3,501,540
	Midsona AB, Class B	1,874	17,316
*	Millicom International Cellular SA	389,054	15,374,918
	MIPS AB	30,187	2,441,901
*	Modern Times Group MTG AB, Class B	142,219	2,169,663
*	Momentum Group AB, Class B	110,949	2,584,204
	Mycronic AB	275,741	8,141,150
	NCC AB, Class B	59,733	1,126,301
*	Nederman Holding AB	7,656	147,906
*	Nelly Group AB	46,663	210,822
*	Net Insight AB, Class B	761,935	220,082
*	New Wave Group AB, Class B	290,905	3,122,926
	Nibe Industrier AB, Class B	122,351	4,468,382
#	Nobia AB	654,068	5,685,051
*	Nobina AB	766,322	6,773,749
*	Nolato AB, Class B	129,594	12,796,164
*	Nordic Entertainment Group AB, Class B	96,673	4,484,416
	Nordic Waterproofing Holding AB	44,429	948,338
	NP3 Fastigheter AB	23,231	426,551
	Nyfosa AB	464,000	5,581,966
	OEM International AB, Class B	15,561	742,639
*	Orexo AB	2,136	10,240
*	Pandox AB	215,789	3,767,750
*	Peab AB, Class B	1,126,556	16,251,223
	Platzer Fastigheter Holding AB, Class B	27,262	356,435
*	Prevas AB, Class B	4,005	34,958
	Pricer AB, Class B	494,193	1,993,568
	Proact IT Group AB	37,521	1,184,007
#*	Qliro AB	46,662	263,206
#	Ratos AB, Class B	1,282,471	7,547,304
*	RaySearch Laboratories AB	106,675	1,048,022
*	Rejlers AB	713	12,316
	Resurs Holding AB	207,941	1,074,770
*	Rottneros AB	362,655	421,182
	Saab AB, Class B	216,924	6,420,836
#	Sagax AB, Class B	122,766	3,242,258
#	Samhallsbyggnadsbolaget i Norden AB	2,283,946	8,687,364
	Samhallsbyggnadsbolaget i Norden AB, Class D	27,383	97,501
#	Sandvik AB	481,882	11,916,674
#*	SAS AB	17,221,230	3,980,417
*	Scandi Standard AB	300,827	2,355,084
#*	Scandic Hotels Group AB	363,574	1,639,227
	Sectra AB, Class B	38,417	2,741,179
#	Securitas AB, Class B	857,664	14,599,521
*	Semcon AB	51,223	701,625

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Sensys Gatso Group AB	1,915,781	$275,873
*	Sinch AB	3,138	490,052
*	Sintercast AB	725	12,403
	Skandinaviska Enskilda Banken AB, Class A	1,383,115	17,722,049
	Skandinaviska Enskilda Banken AB, Class C	14,509	185,032
#	Skanska AB, Class B	954,024	25,837,947
	SKF AB, Class A	30,426	797,023
	SKF AB, Class B	949,184	24,522,887
*	SkiStar AB	236,985	3,587,067
*	SSAB AB, Class A	89,315	487,897
*	SSAB AB, Class A	740,263	4,006,931
*	SSAB AB, Class B	505,629	2,540,453
*	SSAB AB, Class B	1,628,034	8,120,933
*	Stendorren Fastigheter AB	817	17,408
#	Svenska Cellulosa AB SCA, Class A	44,437	802,063
#	Svenska Cellulosa AB SCA, Class B	1,109,359	19,426,398
	Svenska Handelsbanken AB, Class A	1,315,048	15,228,605
#	Svenska Handelsbanken AB, Class B	30,006	366,543
	Sweco AB, Class B	405,579	7,211,596
	Swedbank AB, Class A	766,232	13,451,292
	Swedish Match AB	214,295	17,543,149
#*	Swedish Orphan Biovitrum AB	214,884	3,648,069
*	Systemair AB	19,940	599,889
#	Tele2 AB, Class B	668,097	8,629,330
	Telefonaktiebolaget LM Ericsson, Class A	32,882	449,882
	Telefonaktiebolaget LM Ericsson, Class B	1,790,629	24,592,728
	Telia Co. AB	3,850,893	15,957,448
	Thule Group AB	282,490	12,813,111
	Trelleborg AB, Class B	489,559	12,736,278
	Troax Group AB	98,981	3,592,191
	VBG Group AB, Class B	1,127	23,654
	Vitec Software Group AB, Class B	824	38,896
	Vitrolife AB	68,071	2,550,638
	Volvo AB, Class A	375,732	9,454,559
	Volvo AB, Class B	2,990,796	73,036,938
#	Wallenstam AB, Class B	312,151	4,824,148
#	Wihlborgs Fastigheter AB	372,107	7,606,641

TOTAL SWEDEN			1,113,285,156

SWITZERLAND — (6.4%)
#	ABB, Ltd.	934,307	30,348,297
	Adecco Group AG	554,642	37,593,386
*	Alcon, Inc.	190,639	14,379,870
*	Alcon, Inc.	541,064	40,639,711
	Allreal Holding AG	77,704	15,727,617
	ALSO Holding AG	31,961	9,666,304
*	APG SGA SA	5,349	1,280,762
	Arbonia AG	250,748	4,341,563
*	Aryzta AG	4,506,042	5,079,361
*	Ascom Holding AG	138,369	2,168,214
*	Autoneum Holding AG	15,742	3,042,479
	Bachem Holding AG, Class B	6,349	3,223,233
	Baloise Holding AG	164,207	27,766,348
	Banque Cantonale de Geneve	3,672	647,385
	Banque Cantonale Vaudoise	117,607	11,989,617
	Barry Callebaut AG	6,232	13,759,648
	Belimo Holding AG	26,760	10,679,272
	Bell Food Group AG	6,989	2,184,997
	Bellevue Group AG	40,833	1,731,282

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Berner Kantonalbank AG	10,312	$2,411,552
	BKW AG	52,521	5,882,012
*	Bobst Group SA	58,128	3,864,933
	Bossard Holding AG, Class A	38,059	9,150,432
	Bucher Industries AG	38,395	20,150,349
	Burckhardt Compression Holding AG	7,845	2,817,197
	Burkhalter Holding AG	18,566	1,476,249
	Bystronic AG	5,748	7,025,662
	Calida Holding AG	8,643	339,019
*	Carlo Gavazzi Holding AG	899	215,277
	Cembra Money Bank AG	121,512	13,212,907
	Chocoladefabriken Lindt & Spruengli AG	65	6,426,419
	Cicor Technologies, Ltd.	7,703	428,211
	Cie Financiere Richemont SA	370,759	38,049,800
	Cie Financiere Tradition SA	2,840	365,393
	Clariant AG	566,049	11,856,675
	Coltene Holding AG	20,543	2,907,551
#	Credit Suisse Group AG	1,930,668	20,233,354
#	Credit Suisse Group AG, Sponsored ADR	1,122,655	11,866,459
	Daetwyler Holding AG	19,849	6,441,495
	DKSH Holding AG	135,843	10,931,864
	dormakaba Holding AG	14,005	9,203,155
#*	Dottikon Es Holding AG	2,031	398,283
#*	Dufry AG	281,584	18,530,678
	EFG International AG	535,848	4,683,137
	Emmi AG	9,309	9,667,796
	EMS-Chemie Holding AG	11,533	10,768,498
	Energiedienst Holding AG	8,731	334,662
#*	Evolva Holding SA	883,470	184,380
*	Feintool International Holding AG	11,244	801,711
*	Flughafen Zurich AG	108,701	19,553,209
	Forbo Holding AG	5,178	9,917,110
	Fundamenta Real Estate AG	242	5,246
*	GAM Holding AG	1,142,022	2,959,197
	Geberit AG	59,452	39,119,901
	Georg Fischer AG	24,940	34,970,210
#	Givaudan SA	5,241	21,960,704
	Gurit Holding AG	2,418	6,285,804
	Helvetia Holding AG	184,394	22,168,728
	Hiag Immobilien Holding AG	1,481	171,883
#*	HOCHDORF Holding AG	4,528	302,378
	Huber & Suhner AG	57,316	4,599,938
*	Implenia AG	82,422	2,402,396
*	Ina Invest Holding AG	16,484	342,466
	Inficon Holding AG	8,680	9,285,560
	Interroll Holding AG	3,126	10,684,037
	Intershop Holding AG	5,119	3,424,924
	Investis Holding SA	2,592	274,754
	Julius Baer Group, Ltd.	801,634	50,452,783
*	Jungfraubahn Holding AG	2,700	407,469
	Kardex Holding AG	45,390	9,369,805
#*	Komax Holding AG	23,251	5,578,545
#	Kudelski SA	184,312	854,374
	Kuehne + Nagel International AG	83,859	25,073,410
	LafargeHolcim, Ltd.	623,340	38,464,874
	LafargeHolcim, Ltd.	170,271	10,503,620
	Landis+Gyr Group AG	23,769	1,647,641
*	Lastminute.com NV	17,260	727,202
	LEM Holding SA	2,492	4,666,758

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Liechtensteinische Landesbank AG	31,546	$1,866,767
	Logitech International SA	241,274	26,854,844
#	Logitech International SA	74,738	8,286,949
	Lonza Group AG	50,419	32,052,071
	Luzerner Kantonalbank AG	8,539	4,032,381
#*	Meier Tobler Group AG	19,396	341,039
	Metall Zug AG	585	1,268,097
*	Meyer Burger Technology AG	1,901,616	886,294
#*	Mikron Holding AG	51,263	359,280
	Mobilezone Holding AG	179,391	2,245,041
	Mobimo Holding AG	38,101	12,107,396
	Nestle SA	2,748,677	328,001,527
	Novartis AG, Sponsored ADR	953,193	81,250,171
	Novartis AG	344,656	29,411,683
	OC Oerlikon Corp. AG	1,212,475	14,179,764
*	Orascom Development Holding AG	59,619	666,170
#	Orell Fuessli AG	613	74,839
	Orior AG	25,500	2,335,533
#	Partners Group Holding AG	29,533	42,068,781
*	Peach Property Group AG	412	23,269
	Phoenix Mecano AG	1,664	849,130
	Plazza AG, Class A	2,576	905,699
	PSP Swiss Property AG	109,281	13,484,869
*	Rieter Holding AG	20,994	3,232,360
	Roche Holding AG 710891904	24,321	8,456,585
	Roche Holding AG 711038901	634,350	206,896,797
	Romande Energie Holding SA	544	768,623
#	Schaffner Holding AG	1,819	511,711
	Schindler Holding AG	23,988	6,674,586
	Schweiter Technologies AG	5,770	9,364,418
*	Sensirion Holding AG	2,546	173,863
	SFS Group AG	80,464	10,371,781
	SGS SA	9,015	26,674,496
	Siegfried Holding AG	23,897	21,977,246
	SIG Combibloc Group AG	84,665	2,075,231
	Sika AG	258,120	77,090,778
#*	Sonova Holding AG	64,709	19,160,334
	St Galler Kantonalbank AG	8,179	3,829,474
#	Straumann Holding AG	3,789	5,415,133
	Sulzer AG	110,231	12,558,131
	Swatch Group AG (The)	82,180	25,188,705
	Swatch Group AG (The)	129,960	7,795,731
	Swiss Life Holding AG	66,529	32,415,017
	Swiss Prime Site AG	286,015	27,834,771
#	Swiss Re AG	407,773	37,858,097
#*	Swiss Steel Holding AG	1,952,352	672,216
	Swisscom AG	97,290	52,823,468
	Swissquote Group Holding SA	48,401	7,267,871
#	Temenos AG	174,866	25,708,774
	Thurgauer Kantonalbank	1,440	167,231
#*	Tornos Holding AG	25,100	174,555
*	TX Group AG	6,122	471,178
#	u-blox Holding AG	42,942	2,944,123
	UBS Group AG	1,897,634	28,978,004
#*	UBS Group AG	893,911	13,667,899
	Valiant Holding AG	65,206	7,229,482
*	Valora Holding AG	21,968	4,609,720
	VAT Group AG	86,739	24,769,542
	Vaudoise Assurances Holding SA	4,205	2,242,438

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Vetropack Holding AG	34,850	$2,108,806
	Vifor Pharma AG	126,461	18,225,964
*	Von Roll Holding AG	106,896	90,190
	Vontobel Holding AG	141,230	10,629,259
	VP Bank AG	15,246	1,921,195
	VZ Holding AG	27,325	2,352,870
*	V-ZUG Holding AG	5,850	808,281
	Walliser Kantonalbank	1,730	202,780
	Warteck Invest AG	105	274,776
	Ypsomed Holding AG	12,744	2,045,632
	Zehnder Group AG	47,987	3,870,533
	Zug Estates Holding AG, Class B	294	639,184
	Zuger Kantonalbank AG	180	1,356,002
	Zurich Insurance Group AG	112,323	46,081,459

TOTAL SWITZERLAND			2,215,258,276

UNITED KINGDOM — (13.1%)
	3i Group P.L.C.	1,444,120	25,577,938
*	4imprint Group P.L.C.	12,009	389,715
	888 Holdings P.L.C.	1,292,347	7,622,835
*	A.G. Barr P.L.C.	369,141	2,592,407
*	Accsys Technologies P.L.C.	6,992	14,244
	Admiral Group P.L.C.	344,764	14,896,825
#	Afren P.L.C.	2,504,224	0
	Aggreko P.L.C.	1,267,707	15,104,588
#	Air Partner P.L.C.	65,873	67,134
	Airtel Africa P.L.C.	110,204	116,224
	AJ Bell P.L.C.	25,497	156,430
	Alliance Pharma P.L.C.	69,778	92,521
*	Allied Minds P.L.C.	24,540	7,979
	Anglo American P.L.C.	826,414	35,040,304
	Anglo Pacific Group P.L.C.	580,764	1,114,581
	Anglo-Eastern Plantations P.L.C.	16,018	144,315
	Antofagasta P.L.C.	827,701	21,321,684
*	AO World P.L.C.	17,363	66,768
*	Arrow Global Group P.L.C.	763,525	3,213,735
*	Ascential P.L.C.	56,615	272,116
#	Ashmore Group P.L.C.	1,285,642	7,106,175
	Ashtead Group P.L.C.	958,609	61,591,509
*	ASOS P.L.C.	22,352	1,611,375
*	Associated British Foods P.L.C.	372,673	11,890,904
*	Aston Martin Lagonda Global Holdings P.L.C.	13,852	371,071
#	AstraZeneca P.L.C., Sponsored ADR	1,444,584	76,664,073
	AstraZeneca P.L.C.	290,220	30,892,141
*	Auto Trader Group P.L.C.	2,803,643	22,071,943
	Avast P.L.C.	397,641	2,623,362
	AVEVA Group P.L.C.	53,363	2,564,700
	Aviva P.L.C.	6,929,124	38,307,980
	Avon Rubber P.L.C.	69,625	3,188,291
	B&M European Value Retail SA	4,285,480	33,499,372
*	Babcock International Group P.L.C.	1,745,262	6,946,400
	BAE Systems P.L.C.	4,442,831	31,034,195
	Bakkavor Group P.L.C.	14,017	25,711
*	Balfour Beatty P.L.C.	1,704,359	7,347,230
*	Bank of Georgia Group P.L.C.	159,458	2,250,311
#	Barclays P.L.C., Sponsored ADR	3,664,107	35,065,504
	Barratt Developments P.L.C.	1,873,450	19,975,165
*	Beazley P.L.C.	1,547,153	7,232,556
	Begbies Traynor Group P.L.C.	12,545	20,610

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bellway P.L.C.	565,808	$28,225,363
	Berkeley Group Holdings P.L.C.	300,731	19,219,270
#	BHP Group P.L.C., ADR	721,817	43,669,928
	BHP Group P.L.C.	1,655,835	49,865,110
*	Biffa P.L.C.	163,352	623,996
	Bloomsbury Publishing P.L.C.	97,976	408,160
	Bodycote P.L.C.	1,241,791	12,970,525
*	Boohoo Group P.L.C.	993,682	4,663,610
	BP P.L.C., Sponsored ADR	3,664,680	92,203,349
*	Braemar Shipping Services P.L.C.	71,897	217,460
	Brewin Dolphin Holdings P.L.C.	1,630,553	7,661,005
#	British American Tobacco P.L.C., Sponsored ADR	304,542	11,423,370
	British American Tobacco P.L.C.	1,208,940	44,855,717
	Britvic P.L.C.	1,592,483	19,434,307
*	BT Group P.L.C.	26,116,883	59,571,115
	Bunzl P.L.C.	284,399	9,144,224
*	Burberry Group P.L.C.	862,728	24,556,051
*	Burford Capital, Ltd.	117,458	1,553,420
*	C&C Group P.L.C.	948,059	3,880,083
	Cairn Energy P.L.C.	3,204,510	7,514,792
*	Capita P.L.C.	1,367,959	825,674
*	Card Factory P.L.C.	1,715,185	2,048,862
	CareTech Holdings P.L.C.	47,314	367,272
*	Carnival P.L.C.	25,805	603,233
#*	Carnival P.L.C., ADR	223,141	5,335,301
	Carr’s Group P.L.C.	38,739	83,444
	Castings P.L.C.	62,252	325,001
	Centamin P.L.C.	7,769,534	11,521,028
*	Centaur Media P.L.C.	126,418	74,564
	Central Asia Metals P.L.C.	18,096	69,470
*	Centrica P.L.C.	19,453,881	15,227,281
	Charles Stanley Group P.L.C.	6,583	28,643
	Chemring Group P.L.C.	949,664	3,449,125
	Chesnara P.L.C.	221,914	846,165
#*	Cineworld Group P.L.C.	5,095,280	6,811,043
#*	Circassia Group P.L.C.	71,546	34,516
	Clarkson P.L.C.	83,679	3,508,722
	Clinigen Group P.L.C.	11,192	131,954
	Clipper Logistics P.L.C.	57,603	547,391
	Close Brothers Group P.L.C.	761,395	16,701,110
	CLS Holdings P.L.C.	208,020	715,011
	CMC Markets P.L.C.	698,282	4,717,409
	CNH Industrial NV	500,407	7,467,271
	Coats Group P.L.C.	204,135	164,656
	Coca-Cola HBC AG	415,356	14,355,496
*	Compass Group P.L.C.	1,278,365	27,809,894
	Computacenter P.L.C.	539,478	19,954,039
	ConvaTec Group P.L.C.	1,743,917	5,255,269
#*	Costain Group P.L.C.	707,971	577,011
*	Countryside Properties P.L.C.	584,901	4,191,924
	Cranswick P.L.C.	271,008	13,979,293
*	Crest Nicholson Holdings P.L.C.	1,315,149	7,424,960
	Croda International P.L.C.	289,494	27,044,476
*	CVS Group P.L.C.	45,127	1,391,523
	Daily Mail & General Trust P.L.C., Class A	307,407	3,817,232
	DCC P.L.C.	69,050	5,991,400
*	De La Rue P.L.C.	660,038	1,618,157
#	Debenhams P.L.C.	21,462,104	0
	Devro P.L.C.	1,059,403	2,999,642

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	DFS Furniture P.L.C.	53,361	$195,915
	Diageo P.L.C., Sponsored ADR	204,689	36,710,972
	Diageo P.L.C.	319,548	14,344,946
#*	Dialight P.L.C.	28,755	112,440
#*	Dignity P.L.C.	181,818	1,770,503
	Diploma P.L.C.	572,876	22,679,686
	Direct Line Insurance Group P.L.C.	7,290,791	28,687,144
	DiscoverIE Group P.L.C.	181,723	1,957,584
	Diversified Gas & Oil P.L.C.	39,656	66,809
*	Dixons Carphone P.L.C.	5,156,159	9,923,402
	Domino’s Pizza Group P.L.C.	2,033,201	10,727,255
	Drax Group P.L.C.	1,964,850	11,101,268
	DS Smith P.L.C.	4,797,195	27,884,149
	Dunelm Group P.L.C.	442,590	9,013,470
	DWF Group P.L.C.	21,954	25,210
	Dyson Group P.L.C.	3,999	26
*	easyJet P.L.C.	549,566	7,857,063
	Electrocomponents P.L.C.	1,796,259	26,437,758
*	Elementis P.L.C.	2,730,104	5,640,524
	EMIS Group P.L.C.	31,960	541,121
*	EnQuest P.L.C.	5,632,224	1,314,103
*	Entain P.L.C.	1,264,750	29,565,571
*	Epwin Group P.L.C.	9,451	13,770
*	Equiniti Group P.L.C.	340,558	822,965
#*	Esken, Ltd.	653,516	324,569
	Essentra P.L.C.	785,052	3,448,486
	Euromoney Institutional Investor P.L.C.	208,328	2,859,689
	Evraz P.L.C.	1,461,075	12,957,282
	Experian P.L.C.	715,099	27,568,166
	FDM Group Holdings P.L.C.	51,178	723,243
	Ferguson P.L.C.	237,763	29,988,096
	Ferrexpo P.L.C.	2,807,721	17,006,746
	Fevertree Drinks P.L.C.	152,550	5,287,504
*	Firstgroup P.L.C.	7,784,569	8,005,865
*	Forterra P.L.C.	358,898	1,448,518
*	Foxtons Group P.L.C.	378,407	329,105
*	Frasers Group P.L.C.	1,279,449	9,102,345
#	Fresnillo P.L.C.	235,481	2,677,679
*	Frontier Developments P.L.C.	1,010	44,988
*	Fuller Smith & Turner P.L.C., Class A	52,662	647,528
	Future P.L.C.	55,839	1,819,461
	Galliford Try Holdings P.L.C.	517,084	896,050
	Games Workshop Group P.L.C.	112,202	16,812,143
	Gamesys Group P.L.C.	156,570	4,192,190
	Gamma Communications P.L.C.	13,128	330,419
*	Gem Diamonds, Ltd.	1,980,626	1,897,526
	Genel Energy P.L.C.	250,278	563,424
	Genus P.L.C.	98,389	6,910,034
*	Georgia Capital P.L.C.	182,093	1,415,822
#	GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	38,468,900
	GlaxoSmithKline P.L.C.	1,782,898	32,947,498
	Glencore P.L.C.	14,510,014	59,105,394
*	Go-Ahead Group P.L.C. (The)	275,317	4,638,686
*	Gooch & Housego P.L.C.	2,066	34,088
	Goodwin P.L.C.	1,013	41,686
	Grafton Group P.L.C.	548,079	9,029,203
	Grainger P.L.C.	2,040,052	8,053,538
*	Greencore Group P.L.C.	1,369,325	3,004,779
*	Greggs P.L.C.	765,952	24,992,356

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Gulf Keystone Petroleum, Ltd.	715,062	$1,753,197
*	Gym Group P.L.C. (The)	87,649	317,892
*	Halfords Group P.L.C.	1,047,605	5,448,382
	Halma P.L.C.	471,135	16,834,874
*	Harbour Energy P.L.C.	4,846,484	1,363,358
	Hargreaves Lansdown P.L.C.	360,531	8,559,596
*	Hays P.L.C.	11,257,137	25,408,954
*	Headlam Group P.L.C.	175,154	1,112,686
	Helical P.L.C.	1,670,293	9,776,042
	Henry Boot P.L.C.	79,940	303,135
	Hikma Pharmaceuticals P.L.C.	249,361	8,403,247
	Hill & Smith Holdings P.L.C.	446,671	9,083,156
	Hilton Food Group P.L.C.	24,261	412,842
*	Hiscox, Ltd.	915,681	10,249,532
	Hochschild Mining P.L.C.	1,648,218	4,227,834
*	Hollywood Bowl Group P.L.C.	24,963	81,940
	HomeServe P.L.C.	1,463,100	22,111,238
*	Hostelworld Group P.L.C.	6,720	9,666
*	Howden Joinery Group P.L.C.	3,084,990	34,463,941
#	HSBC Holdings P.L.C., Sponsored ADR	3,103,515	96,891,738
*	HSS Hire Group P.L.C.	80,482	23,346
	Hunting P.L.C.	721,415	2,447,868
*	Hyve Group P.L.C.	942,379	1,562,381
	Ibstock P.L.C.	1,477,110	4,503,667
	IDOX P.L.C.	14,903	12,844
	IG Group Holdings P.L.C.	1,880,107	23,785,128
	IMI P.L.C.	2,022,525	44,444,152
	Impax Asset Management Group P.L.C.	6,418	88,929
	Imperial Brands P.L.C., Sponsored ADR	25,186	527,017
	Imperial Brands P.L.C.	2,188,695	45,620,093
*	Inchcape P.L.C.	2,784,551	30,055,666
*	Indivior P.L.C.	2,375,528	5,007,041
*	Informa P.L.C.	1,359,774	10,569,675
	IntegraFin Holdings P.L.C.	23,435	181,774
#*	InterContinental Hotels Group P.L.C., ADR	77,860	5,536,632
*	InterContinental Hotels Group P.L.C.	123,307	8,762,533
	Intermediate Capital Group P.L.C.	560,820	16,931,052
*	International Consolidated Airlines Group SA	1,493,340	4,187,777
*	International Personal Finance P.L.C.	658,667	1,160,095
#	Interserve P.L.C.	453,748	0
	Intertek Group P.L.C.	279,035	23,653,585
	Investec P.L.C.	2,289,181	9,211,432
	iomart Group P.L.C.	12,468	47,710
*	IP Group P.L.C.	1,229,356	2,179,305
*	IQE P.L.C.	20,668	16,694
*	ITV P.L.C.	8,280,907	13,840,399
*	IWG P.L.C.	4,444,107	22,501,192
*	J D Wetherspoon P.L.C.	782,560	14,449,069
	J Sainsbury P.L.C.	7,035,797	23,109,029
	James Fisher & Sons P.L.C.	189,337	2,718,572
*	JD Sports Fashion P.L.C.	1,795,078	22,769,661
*	JET2 P.L.C.	14,298	294,917
	John Laing Group P.L.C.	441,619	1,873,783
*	John Menzies P.L.C.	398,734	1,821,688
*	John Wood Group P.L.C.	2,331,682	9,065,029
	Johnson Matthey P.L.C.	312,208	14,010,122
*	Johnson Service Group P.L.C.	93,801	202,021
	Jupiter Fund Management P.L.C.	2,419,222	8,635,287
#*	Just Eat Takeaway.com NV	6,519	673,564

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Just Eat Takeaway.com NV	65,259	$6,763,460
*	Just Group P.L.C.	3,708,166	5,574,993
	Kainos Group P.L.C.	61,567	1,299,498
	Keller Group P.L.C.	490,223	5,602,058
#*	Kier Group P.L.C.	475,341	577,901
*	Kin & Carta P.L.C.	905,552	2,214,366
*	Kingfisher P.L.C.	6,560,811	32,388,499
*	Lamprell P.L.C.	1,557,059	1,354,145
	Lancashire Holdings, Ltd.	772,609	7,574,554
	Legal & General Group P.L.C.	8,199,268	30,784,858
*	Liberty Global P.L.C., Class A	115,018	3,093,984
*	Liberty Global P.L.C., Class C	281,606	7,620,258
	Liontrust Asset Management P.L.C.	12,046	269,157
	Lloyds Banking Group P.L.C.	56,628,207	35,510,379
#	Lloyds Banking Group P.L.C., ADR	696,451	1,734,163
	London Stock Exchange Group P.L.C.	123,901	12,658,783
*	Lookers P.L.C.	1,312,659	1,202,063
*	LSL Property Services P.L.C.	44,081	249,845
	Luceco P.L.C.	20,464	90,659
	M&G P.L.C.	2,337,480	7,016,214
	Man Group P.L.C.	7,376,004	17,145,560
*	Marks & Spencer Group P.L.C.	8,691,704	18,961,375
*	Marshalls P.L.C.	1,338,015	13,434,542
*	Marston’s P.L.C.	6,879,146	9,197,206
	McBride P.L.C.	959,924	1,246,626
*	Mears Group P.L.C.	603,155	1,624,624
*	Mediclinic International P.L.C.	834,807	3,537,172
*	Meggitt P.L.C.	2,906,440	18,696,568
	Melrose Industries P.L.C.	8,676,238	19,531,891
	Micro Focus International P.L.C.	612,282	4,367,304
*	Mitchells & Butlers P.L.C.	1,383,475	6,021,986
*	Mitie Group P.L.C.	5,743,071	4,919,198
	MJ Gleeson P.L.C.	27,871	331,117
	Mondi P.L.C.	1,055,130	28,640,162
	Moneysupermarket.com Group P.L.C.	2,282,898	8,609,171
	Morgan Advanced Materials P.L.C.	1,647,214	6,734,367
	Morgan Sindall Group P.L.C.	145,834	4,637,002
*	Motorpoint group P.L.C.	41,368	148,608
#*	N Brown Group P.L.C.	1,633,520	1,476,112
*	Naked Wines P.L.C.	16,192	188,191
*	National Express Group P.L.C.	2,352,735	9,720,479
	National Grid P.L.C.	57,466	724,391
	National Grid P.L.C., Sponsored ADR	243,623	15,343,377
	Natwest Group P.L.C.	1,546,999	4,198,264
#	Natwest Group P.L.C., Sponsored ADR	1,487,745	8,048,700
	NCC Group P.L.C.	152,885	573,456
*	Next Fifteen Communications Group P.L.C.	6,542	79,319
*	Next P.L.C.	197,613	21,295,999
	Ninety One P.L.C.	1,135,975	3,839,198
*	NMC Health P.L.C.	58,860	21,190
*	Norcros P.L.C.	16,766	68,055
	Numis Corp. P.L.C.	42,159	221,832
*	Ocado Group P.L.C.	57,908	1,676,375
*	On the Beach Group P.L.C.	442,293	2,527,275
	OSB Group P.L.C.	917,301	6,073,644
	Oxford Instruments P.L.C.	212,104	6,373,733
*	Pagegroup P.L.C.	2,106,718	16,300,160
	Pan African Resources P.L.C.	327,613	82,686
	Paragon Banking Group P.L.C.	1,624,038	10,551,664

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	PayPoint P.L.C.	199,262	$1,650,350
	Pearson P.L.C.	1,294,799	14,854,016
#	Pearson P.L.C., Sponsored ADR	612,281	7,041,231
*	Pendragon P.L.C.	5,634,836	1,412,376
	Pennon Group P.L.C.	1,100,329	15,717,013
	Persimmon P.L.C.	840,651	36,367,004
#*	Petrofac, Ltd.	1,281,688	2,328,294
#*	Petropavlovsk P.L.C.	13,394,181	4,748,425
	Pets at Home Group P.L.C.	1,730,400	10,618,734
*	Pharos Energy P.L.C.	1,875,811	685,011
	Phoenix Group Holdings P.L.C.	2,004,762	19,666,279
*	Photo-Me International P.L.C.	1,474,316	1,414,725
*	Playtech P.L.C.	1,491,131	9,579,979
	Plus500, Ltd.	29,717	582,591
	Polar Capital Holdings P.L.C.	6,992	74,064
	Polypipe Group P.L.C.	915,898	7,146,587
*	PPHE Hotel Group, Ltd.	656	15,414
*	Premier Foods P.L.C.	11,082,123	14,928,337
*	Provident Financial P.L.C.	616,525	2,084,918
#	Prudential P.L.C., ADR	450,688	19,136,212
*	PureTech Health P.L.C.	11,909	68,254
	PZ Cussons P.L.C.	900,250	3,281,763
	QinetiQ Group P.L.C.	3,101,925	14,218,278
	Quilter P.L.C.	3,910,260	8,831,158
*	Rank Group P.L.C.	668,271	1,798,924
	Rathbone Brothers P.L.C.	78,357	1,831,955
*	Raven Property Group, Ltd.	320,494	123,511
*	Reach P.L.C.	5,549,727	16,855,125
	Reckitt Benckiser Group P.L.C.	299,803	26,693,741
	Redde Northgate P.L.C.	1,029,212	5,176,721
	Redrow P.L.C.	1,157,332	11,047,126
#	RELX P.L.C., Sponsored ADR	366,350	9,554,406
	RELX P.L.C.	603,027	15,645,810
	RELX P.L.C.	437,454	11,382,860
	Renew Holdings P.L.C.	14,647	126,437
*	Renewi P.L.C.	5,788,280	4,072,941
	Renishaw P.L.C.	100,948	8,716,149
	Rentokil Initial P.L.C.	4,032,481	27,869,561
#*	Restaurant Group P.L.C. (The)	3,223,276	5,340,033
#	Rhi Magnesita NV	59,806	3,766,204
	Rhi Magnesita NV	23,476	1,471,847
	Ricardo P.L.C.	102,063	591,606
	Rightmove P.L.C.	2,490,550	21,112,934
	Rio Tinto P.L.C.	109,785	9,195,280
#	Rio Tinto P.L.C., Sponsored ADR	1,793,636	152,566,678
	RM P.L.C.	39,681	124,651
	Robert Walters P.L.C.	139,444	1,299,836
*	Rolls-Royce Holdings P.L.C.	7,297,319	10,560,723
	Rotork P.L.C.	5,409,224	25,710,038
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,281,476	117,509,656
	Royal Dutch Shell P.L.C., Class B	1,427,155	25,537,019
*	Royal Mail P.L.C.	3,184,672	21,818,751
*	RPS Group P.L.C.	1,122,938	1,365,442
	RSA Insurance Group P.L.C.	1,790,440	16,862,170
	RWS Holdings P.L.C.	190,746	1,809,383
	S&U P.L.C.	2,784	95,827
*	Saga P.L.C.	217,176	1,143,435
	Sage Group P.L.C. (The)	816,465	7,193,556
	Savills P.L.C.	1,013,818	16,705,519

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Schroders P.L.C.	153,019	$7,623,932
	Schroders P.L.C.	56,921	2,070,216
*	ScS Group P.L.C.	6,630	25,443
*	Senior P.L.C.	1,967,583	2,942,468
*	Serco Group P.L.C.	542,291	1,049,845
	Serica Energy P.L.C.	51,242	84,046
	Severfield P.L.C.	429,085	464,860
	Severn Trent P.L.C.	518,387	17,744,534
*	SIG P.L.C.	2,627,094	1,794,960
*	Signature Aviation P.L.C.	2,946,772	16,446,881
	Smart Metering Systems P.L.C.	5,281	59,200
	Smith & Nephew P.L.C., Sponsored ADR	2,938	126,855
	Smith & Nephew P.L.C.	428,730	9,279,324
	Smiths Group P.L.C.	574,323	12,898,330
*	Smiths News P.L.C.	83,831	44,991
	Softcat P.L.C.	551,062	14,590,598
	Spectris P.L.C.	312,236	14,025,607
*	Speedy Hire P.L.C.	1,563,628	1,646,408
	Spirax-Sarco Engineering P.L.C.	210,354	34,334,762
*	Spire Healthcare Group P.L.C.	2,009,653	5,549,040
	Spirent Communications P.L.C.	1,895,400	6,709,747
*	Sportech P.L.C.	209,395	85,065
	SSE P.L.C.	1,933,273	39,194,253
*	SSP Group P.L.C.	2,757,682	12,201,845
	St James’s Place P.L.C.	1,888,102	35,512,079
	St. Modwen Properties P.L.C.	1,148,371	6,887,658
*	Stagecoach Group P.L.C.	2,562,837	3,181,794
	Standard Chartered P.L.C.	3,773,283	27,069,297
	Standard Life Aberdeen P.L.C.	6,948,286	26,627,499
*	SThree P.L.C.	329,176	1,824,300
	Stock Spirits Group P.L.C.	237,233	895,085
	Strix Group P.L.C.	7,783	30,262
*	Studio Retail Group P.L.C.	75,920	314,311
	STV Group P.L.C.	60,729	300,970
#*	Superdry P.L.C.	345,769	1,342,125
	Synthomer P.L.C.	1,982,252	13,920,285
	T Clarke P.L.C.	26,802	47,233
	Tate & Lyle P.L.C.	3,093,289	34,219,696
	Taylor Wimpey P.L.C.	12,498,593	31,005,180
*	TBC Bank Group P.L.C.	5,071	68,189
#*	Ted Baker P.L.C.	280,774	637,066
	Telecom Plus P.L.C.	313,630	5,634,129
*	Telit Communications P.L.C.	8,401	23,549
	Tesco P.L.C.	9,027,136	27,555,912
#	Thomas Cook Group P.L.C.	8,608,947	0
	TI Fluid Systems P.L.C.	70,119	287,866
*	Topps Tiles P.L.C.	841,227	811,641
	TP ICAP Group P.L.C.	7,285,544	23,921,031
*	Travis Perkins P.L.C.	1,047,759	22,249,461
*	Trifast P.L.C.	104,472	231,054
	TT Electronics P.L.C.	461,675	1,518,507
#*	TUI AG	1,123,745	6,713,948
#*	Tullow Oil P.L.C.	8,842,862	6,598,791
	Tyman P.L.C.	26,791	156,297
*	U & I Group P.L.C.	722,458	948,211
	UDG Healthcare P.L.C.	455,120	5,386,281
	Ultra Electronics Holdings P.L.C.	485,828	13,573,090
	Unilever P.L.C., Sponsored ADR	963,154	56,556,403
	Unilever P.L.C. B10RB6905	796,683	46,519,286

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Unilever P.L.C. B10RZP905	253,281	$14,836,462
	United Utilities Group P.L.C.	1,254,568	16,780,833
*	Vectura Group P.L.C.	3,563,565	5,540,466
*	Vertu Motors P.L.C.	227,267	142,745
	Vesuvius P.L.C.	997,038	7,403,623
	Victrex P.L.C.	325,736	10,563,024
*	Virgin Money UK P.L.C.	3,006,453	8,303,319
	Vistry Group P.L.C.	1,296,839	22,167,909
	Vitec Group P.L.C. (The)	57,406	1,113,927
	Vivo Energy P.L.C.	82,842	114,484
	Vodafone Group P.L.C.	49,455,687	93,332,704
#	Vodafone Group P.L.C., Sponsored ADR	380,753	7,215,264
	Volex P.L.C.	34,880	163,752
	Volution Group P.L.C.	9,037	51,984
	Vp P.L.C.	15,195	174,223
*	Watches of Switzerland Group P.L.C.	33,235	336,525
	Watkin Jones P.L.C.	21,146	69,211
*	Weir Group P.L.C. (The)	186,619	4,939,139
*	WH Smith P.L.C.	472,636	11,809,374
*	Whitbread P.L.C.	342,111	15,337,943
*	Wickes Group P.L.C.	1,174,025	4,052,656
	Wilmington P.L.C.	150,471	407,033
	Wincanton P.L.C.	360,523	2,164,295
*	Wizz Air Holdings P.L.C.	2,007	135,835
	Wm Morrison Supermarkets P.L.C.	6,369,802	15,298,233
#	WPP P.L.C., Sponsored ADR	130,145	8,787,390
	WPP P.L.C.	1,993,040	26,870,394
#*	Xaar P.L.C.	151,139	373,179
	XP Power, Ltd.	14,396	1,009,583
*	Young & Co’s Brewery P.L.C., Class A	910	17,419

TOTAL UNITED KINGDOM			4,510,978,785

UNITED STATES — (0.1%)
#*	Arko Corp.	84,903	876,132
	Ovintiv, Inc.	0	0
	Ovintiv, Inc.	243,929	5,832,560
*	Samsonite International SA	6,219,600	11,510,786

TOTAL UNITED STATES			18,219,478

TOTAL COMMON STOCKS			32,096,970,612

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
	Bayerische Motoren Werke AG	140,602	11,515,620
	Biotest AG	46,560	1,645,468
	Draegerwerk AG & Co., KGaA	44,588	4,162,295
	Fuchs Petrolub SE	168,450	8,969,866
#	Henkel AG & Co. KGaA	54,050	6,208,703
	Jungheinrich AG	343,204	17,954,842
	Porsche Automobil Holding SE	283,851	29,922,558
	Sartorius AG	65,389	36,893,795
	Schaeffler AG	399,694	3,602,610
	Sixt SE	90,052	7,429,214
	STO SE & Co., KGaA	5,782	1,096,516
	Villeroy & Boch AG	61,622	1,311,519
	Volkswagen AG	363,964	94,761,470

TOTAL GERMANY			225,474,476

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights 04/20/22	202,486	$0

CANADA — (0.0%)
#* Cenovus Energy, Inc. Warrants 01/01/26	101,486	412,830
#* Pan American Silver Corp. Rights 02/22/29	2,696,210	2,372,665
#* Pan American Silver Corp. Rights 02/22/29	617,617	543,503

TOTAL CANADA		3,328,998

FRANCE — (0.0%)
* Euronext NV Rights 05/10/21	247,581	2,902,128

SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	2,760,613	0

SWITZERLAND — (0.0%)
* Cie Financiere Richemont SA Warrants 11/22/23	780,546	333,329
#* Credit Suisse Group AG Rights 05/06/21	1,930,668	0

TOTAL SWITZERLAND		333,329

TOTAL RIGHTS/WARRANTS		6,564,455

	Face Amount^ (000)
BONDS — (0.0%)
GERMANY — (0.0%)
Schaltbau Holding AG
0.500%, 09/30/22	EUR 134	177,204

TOTAL INVESTMENT SECURITIES (Cost $23,709,977,609)		32,329,186,747

	Shares	Value†
SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	181,623,338	2,101,382,016

TOTAL INVESTMENTS — (100.0%) (Cost $25,811,212,898)		$34,430,568,763

As of April 30, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,380	06/18/21	$274,245,151	$288,033,600	$13,788,449

Total Futures Contracts			$274,245,151	$288,033,600	$13,788,449

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$56,678,153	$2,142,985,606	—	$2,199,663,759
Austria	68,796	188,246,967	—	188,315,763
Belgium	10,052,665	386,942,060	—	396,994,725
Canada	3,336,151,976	8,901,039	—	3,345,053,015
China	—	3,028,108	—	3,028,108
Denmark	44,021,178	678,635,296	—	722,656,474
Finland	—	567,974,763	—	567,974,763
France	55,786,495	2,527,704,521	—	2,583,491,016
Germany	52,403,697	2,162,487,671	—	2,214,891,368
Hong Kong	1,896,501	865,127,054	—	867,023,555
Ireland	48,931,393	226,027,150	—	274,958,543
Israel	34,143,563	210,787,143	—	244,930,706
Italy	26,087,527	864,887,065	—	890,974,592
Japan	160,012,379	6,964,140,385	—	7,124,152,764
Netherlands	185,346,146	964,825,649	—	1,150,171,795
New Zealand	259,238	163,673,844	—	163,933,082
Norway	13,754,679	297,234,852	—	310,989,531
Portugal	403,168	72,879,958	—	73,283,126
Singapore	7,761	281,145,834	—	281,153,595
Spain	10,229,090	625,359,547	—	635,588,637
Sweden	1,301,339	1,111,983,817	—	1,113,285,156
Switzerland	129,451,348	2,085,806,928	—	2,215,258,276
United Kingdom	861,334,407	3,649,644,378	—	4,510,978,785
United States	5,832,560	12,386,918	—	18,219,478
Preferred Stocks
Germany	—	225,474,476	—	225,474,476
Rights/Warrants
Canada	—	3,328,998	—	3,328,998
France	—	2,902,128	—	2,902,128
Switzerland	—	333,329	—	333,329
Bonds
Germany	—	177,204	—	177,204
Securities Lending Collateral	—	2,101,382,016	—	2,101,382,016
Futures Contracts**	13,788,449	—	—	13,788,449

TOTAL	$5,047,942,508	$29,396,414,704	—	$34,444,357,212

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.0%)
AUSTRALIA — (18.1%)
	360 Capital Group, Ltd.	140,572	$102,459
	Abacus Property Group	5,109,700	11,916,829
#	ALE Property Group	1,391,512	4,793,746
#	APN Convenience Retail REIT	396,865	1,062,587
#	APN Industria REIT	1,490,300	3,547,507
	Arena REIT	3,117,847	7,768,011
#	Aspen Group, Ltd.	1,132,577	1,034,296
#	Australian Unity Office Fund	317,893	599,978
	Aventus Group	2,405,138	5,499,211
	BWP Trust	5,677,874	18,071,189
#	Carindale Property Trust	215,402	718,648
	Centuria Industrial REIT	6,592,716	17,660,848
	Centuria Office REIT	4,938,962	8,374,245
	Charter Hall Group	5,149,567	55,626,991
	Charter Hall Long Wale REIT	6,020,535	22,672,008
	Charter Hall Retail REIT	6,274,989	17,990,629
	Charter Hall Social Infrastructure REIT	5,078,454	12,714,724
#	Cromwell Property Group	15,867,320	10,691,618
	Dexus	11,487,947	90,177,911
	Garda Property Group	278,581	246,776
	GDI Property Group	6,053,534	4,964,248
	Goodman Group	18,086,342	263,745,135
	GPT Group (The) 636586000	21,422,667	76,249,130
	GPT Group (The) B3WX9L901	38,018,670	0
	Growthpoint Properties Australia, Ltd.	3,121,299	9,018,549
	Hotel Property Investments	1,813,888	4,300,157
	Ingenia Communities Group	5,274,151	21,482,092
#	Irongate Group	1,722,594	1,852,633
	Mirvac Group	43,033,031	89,165,103
	National Storage REIT	13,596,113	21,089,172
	Scentre Group	56,973,544	119,244,868
	Shopping Centres Australasia Property Group	12,596,715	24,210,524
	Stockland	26,330,833	94,887,721
	Vicinity Centres	43,300,242	52,915,376
	Waypoint REIT	7,408,535	14,237,787

TOTAL AUSTRALIA			1,088,632,706

BELGIUM — (3.3%)
	Aedifica SA	375,233	45,837,924
	Ascencio	19,247	1,071,561
	Befimmo SA	368,241	15,656,484
#	Care Property Invest NV	138,975	4,212,883
	Cofinimmo SA	295,859	45,359,081
	Home Invest Belgium SA	2,277	309,381
	Intervest Offices & Warehouses NV	309,438	8,261,087
	Leasinvest Real Estate SCA	32,088	2,888,195
	Montea C.V.A.	101,605	11,134,827
	Retail Estates NV	119,276	9,169,360
	Warehouses De Pauw CVA	1,471,574	51,899,791
	Wereldhave Belgium Comm VA	35,741	1,933,828
	Xior Student Housing NV	45,865	2,562,967

TOTAL BELGIUM			200,297,369

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (5.3%)
#	Allied Properties Real Estate Investment Trust	726,367	$25,204,045
#	Artis Real Estate Investment Trust	857,912	7,586,953
	Automotive Properties Real Estate Investment Trust	246,878	2,394,163
#	Boardwalk Real Estate Investment Trust	264,777	7,897,104
	BSR Real Estate Investment Trust	66,742	731,492
#	BTB Real Estate Investment Trust	475,104	1,565,449
#	Canadian Apartment Properties REIT	912,082	40,545,223
#	Choice Properties Real Estate Investment Trust	1,756,489	19,920,646
#	Cominar Real Estate Investment Trust	1,045,713	8,303,428
#	Crombie Real Estate Investment Trust	542,741	7,228,304
#	CT Real Estate Investment Trust	536,046	7,217,639
#	Dream Industrial Real Estate Investment Trust	954,212	10,581,222
#	Dream Office Real Estate Investment Trust	381,531	6,558,801
#	First Capital Real Estate Investment Trust	753,393	10,855,136
#	Granite Real Estate Investment Trust	345,296	22,105,798
	H&R Real Estate Investment Trust	1,604,891	19,885,688
	Inovalis Real Estate Investment Trust	191,480	1,573,403
	InterRent Real Estate Investment Trust	797,221	9,955,939
	Killam Apartment Real Estate Investment Trust	655,910	10,106,932
	Minto Apartment Real Estate Investment Trust	6,500	115,494
	Morguard North American Residential Real Estate Investment Trust	286,935	3,665,036
#	Morguard Real Estate Investment Trust	393,815	1,714,120
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,026,853	10,910,548
#	Plaza Retail REIT	507,067	1,625,386
#	PRO Real Estate Investment Trust	224,164	1,172,660
#	RioCan Real Estate Investment Trust	1,821,809	31,155,209
#	Slate Grocery REIT	301,359	3,042,643
#	Slate Office REIT	572,665	2,035,997
#	SmartCentres Real Estate Investment Trust	812,195	18,911,460
#	Summit Industrial Income REIT	887,878	11,275,903
	True North Commercial Real Estate Investment Trust	595,741	3,450,902
#	WPT Industrial Real Estate Investment Trust	450,711	7,535,888

TOTAL CANADA			316,828,611

CHINA — (0.2%)
*	RREEF China Commercial Trust	1,392,000	0
	Spring Real Estate Investment Trust	5,905,000	2,027,300
#	Yuexiu Real Estate Investment Trust	18,483,000	9,296,358

TOTAL CHINA			11,323,658

FRANCE — (4.0%)
*	Acanthe Developpement SA	216,361	109,768
	Altarea SCA	33,885	6,833,298
	ARGAN SA	33,441	3,333,491
	Carmila SA	278,070	4,667,843
	Cegereal SA	18,365	869,711
	Covivio	569,759	50,828,829
	Gecina SA	507,548	74,293,631
#	ICADE	323,429	25,168,594
	Klepierre SA	2,190,146	58,128,919
#	Mercialys SA	948,712	12,139,539
	Societe de la Tour Eiffel	44,621	1,683,936

TOTAL FRANCE			238,057,559

GERMANY — (0.7%)
	Alstria office REIT-AG	1,577,653	28,247,546
	Hamborner REIT AG	1,214,445	13,316,038

TOTAL GERMANY			41,563,584

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (4.3%)
	Champion REIT	23,789,012	$13,817,592
	Fortune Real Estate Investment Trust	17,479,000	17,615,162
#	Link REIT	22,565,223	212,859,085
	Prosperity REIT	17,334,000	5,772,870
	Regal Real Estate Investment Trust	9,717,000	2,148,309
	Sunlight Real Estate Investment Trust	13,734,000	7,551,126

TOTAL HONG KONG			259,764,144

IRELAND — (0.4%)
	Hibernia REIT P.L.C.	8,393,827	11,475,511
	Irish Residential Properties REIT P.L.C.	5,350,091	10,460,662

TOTAL IRELAND			21,936,173

ITALY — (0.1%)
#	COIMA RES SpA	91,286	774,923
	Immobiliare Grande Distribuzione SIIQ SpA	962,973	4,561,499

TOTAL ITALY			5,336,422

JAPAN — (25.0%)
	Activia Properties, Inc.	7,350	33,891,820
	Advance Residence Investment Corp.	14,560	46,371,248
	AEON REIT Investment Corp.	16,666	22,916,813
	Comforia Residential REIT, Inc.	7,034	22,540,430
	CRE Logistics REIT, Inc.	4,382	7,251,585
#	Daiwa House REIT Investment Corp.	21,415	57,353,716
	Daiwa Office Investment Corp.	3,555	25,689,128
	Daiwa Securities Living Investments Corp.	21,049	21,601,788
	Frontier Real Estate Investment Corp.	5,219	22,802,407
	Fukuoka REIT Corp.	7,861	12,886,270
	Global One Real Estate Investment Corp.	11,171	12,927,212
	GLP J-Reit	44,613	74,840,005
	Hankyu Hanshin REIT, Inc.	6,459	9,051,612
	Health Care & Medical Investment Corp.	3,572	4,452,923
	Heiwa Real Estate REIT, Inc.	9,885	14,895,128
#	Hoshino Resorts REIT, Inc.	2,421	14,210,083
	Hulic Reit, Inc.	10,980	17,524,426
	Ichigo Hotel REIT Investment Corp.	3,112	2,438,486
#	Ichigo Office REIT Investment Corp.	14,197	12,391,991
	Industrial & Infrastructure Fund Investment Corp.	20,630	37,355,189
#	Invesco Office J-Reit, Inc.	102,510	18,910,816
	Invincible Investment Corp.	68,332	24,556,449
	Itochu Advance Logistics Investment Corp.	1,373	1,767,881
	Japan Excellent, Inc.	14,062	19,663,443
	Japan Hotel REIT Investment Corp.	50,300	28,804,581
	Japan Logistics Fund, Inc.	9,648	27,590,481
	Japan Metropolitan Fund Invest	77,010	75,890,459
	Japan Prime Realty Investment Corp.	9,285	37,691,686
	Japan Real Estate Investment Corp.	14,414	89,340,682
#	Kenedix Office Investment Corp.	4,722	34,770,561
	Kenedix Residential Next Investment Corp.	10,486	21,629,399
	Kenedix Retail REIT Corp.	5,902	15,117,157
	LaSalle Logiport REIT	12,581	20,416,944
	Marimo Regional Revitalization REIT, Inc.	1,893	2,239,602

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mirai Corp.	18,730	$8,409,100
	Mitsubishi Estate Logistics REIT Investment Corp.	1,415	5,853,342
	Mitsui Fudosan Logistics Park, Inc.	4,438	22,970,087
	Mori Hills REIT Investment Corp.	18,102	26,258,050
	Mori Trust Hotel Reit, Inc.	3,741	4,671,124
	Mori Trust Sogo Reit, Inc.	11,645	16,781,120
	Nippon Accommodations Fund, Inc.	5,070	30,077,011
	Nippon Building Fund, Inc.	16,125	105,828,199
	Nippon Prologis REIT, Inc.	24,212	77,586,715
	NIPPON REIT Investment Corp.	5,201	20,181,583
	Nomura Real Estate Master Fund, Inc.	46,633	73,682,784
#	NTT UD REIT Investment Corp.	15,072	22,345,041
	One REIT, Inc.	2,872	8,058,770
	Ooedo Onsen Reit Investment Corp.	3,237	2,434,933
	Orix JREIT, Inc.	29,357	51,784,998
	Samty Residential Investment Corp.	3,816	4,121,891
#	Sekisui House Reit, Inc.	45,541	37,893,197
	Star Asia Investment Corp.	13,462	6,891,759
#	Starts Proceed Investment Corp.	3,902	8,107,479
	Takara Leben Real Estate Investment Corp.	4,693	4,979,330
	Tokyu REIT, Inc.	9,568	16,229,121
#	Tosei Reit Investment Corp.	3,927	4,812,013
	United Urban Investment Corp.	33,176	49,527,293
	XYMAX REIT Investment Corp.	2,157	2,255,083

TOTAL JAPAN			1,503,522,424

MALAYSIA — (0.5%)
	Al-’Aqar Healthcare REIT	191,600	60,854
	AmanahRaya Real Estate Investment Trust	294,900	48,183
	AmFIRST Real Estate Investment Trust	1,788,940	189,858
#	Axis Real Estate Investment Trust	9,623,398	4,624,918
#	Capitaland Malaysia Mall Trust	12,816,000	2,016,780
#	IGB Real Estate Investment Trust	16,760,500	7,157,164
#	KLCCP Stapled Group	3,055,200	5,176,122
	Pavilion Real Estate Investment Trust	2,718,100	922,207
	Sentral REIT	2,940,400	645,740
#	Sunway Real Estate Investment Trust	16,796,900	6,146,758
#	YTL Hospitality REIT	6,597,500	1,394,011

TOTAL MALAYSIA			28,382,595

MEXICO — (1.5%)
#*	Asesor de Activos Prisma SAPI de C.V.	9,608,950	1,916,382
#	Concentradora Fibra Danhos S.A. de C.V.	3,278,419	3,895,520
#	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	4,135,625	1,163,700
	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	1,392,054	481,038
	Fibra Uno Administracion S.A. de C.V.	34,256,947	42,277,912
#	Macquarie Mexico Real Estate Management S.A. de C.V.	13,727,087	16,310,953
#	PLA Administradora Industrial S de RL de C.V.	10,519,818	16,046,916
#	Prologis Property Mexico S.A. de C.V.	4,407,588	9,508,397

TOTAL MEXICO			91,600,818

NETHERLANDS — (2.8%)
*	Eurocommercial Properties NV	613,300	15,864,567
	NSI NV	263,119	10,696,781
#	Unibail-Rodamco-Westfield	8,828,971	36,023,221
*	Unibail-Rodamco-Westfield (BFYM460)	1,117,588	92,035,203
	Vastned Retail NV	221,050	6,633,767
#	Wereldhave NV	479,025	8,275,846

TOTAL NETHERLANDS			169,529,385

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (1.3%)
	Argosy Property, Ltd.	10,309,853	$10,942,833
	Goodman Property Trust	12,944,680	20,632,580
	Kiwi Property Group, Ltd.	18,396,955	16,693,936
	Precinct Properties New Zealand, Ltd.	10,396,061	12,252,479
#	Property for Industry, Ltd.	2,611,025	5,322,524
#	Stride Property Group	2,929,088	4,856,475
#	Vital Healthcare Property Trust	4,043,572	8,492,040

TOTAL NEW ZEALAND			79,192,867

SINGAPORE — (9.4%)
	AIMS APAC REIT	6,767,554	7,120,743
	ARA LOGOS Logistics Trust	17,778,043	10,335,379
	Ascendas Real Estate Investment Trust	35,010,180	81,584,861
#	Ascott Residence Trust	21,370,121	16,977,487
#	CapitaLand Mall Trust	49,496,611	79,856,008
#	CapitaLand Retail China Trust	12,262,500	12,700,080
#	CDL Hospitality Trusts	12,640,280	11,856,910
#	EC World Real Estate Investment Trust	2,014,800	1,113,095
	ESR-REIT	27,337,721	8,518,584
	Far East Hospitality Trust	10,545,421	4,982,273
#	First Real Estate Investment Trust	16,508,103	3,218,457
#	Frasers Centrepoint Trust	10,690,958	19,480,938
	Frasers Hospitality Trust	4,581,200	1,908,065
	Frasers Logistics & Commercial Trust	26,360,233	29,048,095
#	IREIT Global	1,328,497	643,342
#	Keppel DC REIT	14,413,183	29,096,120
	Keppel Pacific Oak US REIT	4,894,900	3,646,260
#	Keppel REIT	19,459,926	18,110,241
#	Lippo Malls Indonesia Retail Trust	59,204,079	3,067,801
	Manulife US Real Estate Investment Trust	13,681,786	10,391,905
	Mapletree Commercial Trust	23,891,006	39,191,375
	Mapletree Industrial Trust	18,122,658	38,447,054
	Mapletree Logistics Trust	31,819,897	47,495,587
	Mapletree North Asia Commercial Trust	25,937,800	21,249,408
	OUE Commercial Real Estate Investment Trust	14,038,255	4,268,146
#	Parkway Life Real Estate Investment Trust	4,743,700	14,860,441
	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	10,276,484	3,240,133
	Sasseur Real Estate Investment Trust	372,800	259,123
#	SPH REIT	6,539,600	4,350,226
#	Starhill Global REIT	22,430,300	9,498,884
#	Suntec Real Estate Investment Trust	22,148,600	25,382,038

TOTAL SINGAPORE			561,899,059

SOUTH AFRICA — (1.8%)
	Arrowhead Properties, Ltd., Class B	4,926,820	1,123,622
#*	Attacq, Ltd.	3,168,037	1,596,919
	Emira Property Fund, Ltd.	8,983,304	6,153,104
	Equites Property Fund, Ltd.	3,549,163	4,954,551
#	Growthpoint Properties, Ltd.	37,990,804	38,021,013
#	Hyprop Investments, Ltd.	4,133,702	8,673,082
	Investec Property Fund, Ltd.	3,843,213	2,917,598
	Octodec Investments, Ltd.	456,880	275,650
*	Redefine Properties, Ltd.	62,921,441	18,751,639
#	Resilient REIT, Ltd.	4,217,139	14,547,140

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#	SA Corporate Real Estate, Ltd.	30,119,336	$4,413,024
	Tower Property Fund, Ltd.	137,292	30,419
	Vukile Property Fund, Ltd.	9,985,573	7,671,313

TOTAL SOUTH AFRICA			109,129,074

SPAIN — (1.4%)
	Inmobiliaria Colonial Socimi SA	3,190,383	32,364,758
	Lar Espana Real Estate Socimi SA	991,291	6,390,492
	Merlin Properties Socimi SA	4,278,879	47,291,646

TOTAL SPAIN			86,046,896

TAIWAN — (0.3%)
	Cathay No 1 REIT	10,789,000	7,249,920
	Cathay No 2 REIT	4,104,000	3,071,656
	Fubon No 1 REIT	1,279,000	865,056
	Fubon No 2 REIT	4,032,000	2,524,712
	Shin Kong No.1 REIT	4,824,000	3,348,174

TOTAL TAIWAN			17,059,518

TURKEY — (0.3%)
*	Akfen Gayrimenkul Yatirim Ortakligi A.S.	1,054,117	504,317
*	AKIS Gayrimenkul Yatirimi A.S.	4,858,927	1,087,799
	Akmerkez Gayrimenkul Yatirim Ortakligi A.S.	34,236	199,120
	Alarko Gayrimenkul Yatirim Ortakligi A.S.	488,389	1,392,344
#	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	17,691,253	3,900,908
#	Halk Gayrimenkul Yatirim Ortakligi A.S.	3,055,997	1,205,513
#*	Is Gayrimenkul Yatirim Ortakligi A.S.	7,449,273	1,676,286
*	Nurol Gayrimenkul Yatirim Ortakligi A.S.	237,375	379,448
*	Ozak Gayrimenkul Yatirim Ortakligi	1,504,018	812,332
	Panora Gayrimenkul Yatirim Ortakligi	791,103	595,039
*	Reysas Gayrimenkul Yatirim Ortakligi A.S.	660,992	352,521
#*	Torunlar Gayrimenkul Yatirim Ortakligi A.S.	2,289,268	986,273
*	Vakif Gayrimenkul Yatirim Ortakligi A.S.	4,844,314	1,448,530
	Yeni Gimat Gayrimenkul Ortakligi A.S.	331,847	506,961

TOTAL TURKEY			15,047,391

UNITED KINGDOM — (13.3%)
	Assura P.L.C.	19,532,492	20,107,850
	Big Yellow Group P.L.C.	2,008,014	33,226,110
	British Land Co. P.L.C. (The)	10,191,017	73,030,539
*	Capital & Counties Properties P.L.C.	3,281,826	8,231,693
	Capital & Regional P.L.C.	5,467	6,548
	Custodian Reit P.L.C.	1,436,828	2,029,438
#	Derwent London P.L.C.	1,271,431	58,482,565
	Ediston Property Investment Co. P.L.C.	249,776	240,124
*	Empiric Student Property P.L.C.	3,964,908	4,821,132
	GCP Student Living P.L.C.	2,772,167	6,281,129
	Great Portland Estates P.L.C.	2,855,939	27,336,672
#	Hammerson P.L.C.	61,511,742	33,878,703
	Impact Healthcare Reit P.L.C.	128,375	198,371
*	Intu Properties P.L.C.	13,154,625	60,497
	Land Securities Group P.L.C.	8,117,743	80,893,767
	LondonMetric Property P.L.C.	10,295,398	32,078,895
	LXI REIT P.L.C.	923,275	1,741,410
	McKay Securities P.L.C.	464,527	1,455,181
*	NewRiver REIT P.L.C.	3,913,745	5,493,746
	Primary Health Properties P.L.C.	12,835,906	26,810,933

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
RDI REIT P.L.C.	3,305,386	$5,539,714
Regional REIT, Ltd.	3,012,062	3,505,236
Safestore Holdings P.L.C.	2,733,704	32,169,353
Schroder Real Estate Investment Trust, Ltd.	3,532,093	2,170,810
Secure Income REIT P.L.C.	610,678	3,185,883
Segro P.L.C.	13,291,170	184,648,604
#* Shaftesbury P.L.C.	2,301,607	20,002,621
Standard Life Investment Property Income Trust, Ltd.	2,864,394	2,883,398
Target Healthcare REIT P.L.C.	1,055,397	1,723,186
Tritax Big Box REIT P.L.C.	20,548,677	53,998,300
UNITE Group P.L.C. (The)	3,341,281	53,754,595
Workspace Group P.L.C.	1,912,260	21,649,852

TOTAL UNITED KINGDOM		801,636,855

TOTAL COMMON STOCKS Cost ($ 4,924,523,837)		5,646,787,108

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	31,213,152	361,136,166

TOTAL INVESTMENTS — (100.0%) (Cost $ 5,285,634,036)		$6,007,923,274

As of April 30, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	196	06/18/21	$39,673,730	$40,909,120	$1,235,390

Total Futures Contracts			$39,673,730	$40,909,120	$1,235,390

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$599,978	$1,088,032,728	—	$1,088,632,706
Belgium	—	200,297,369	—	200,297,369
Canada	316,828,611	—	—	316,828,611
China	—	11,323,658	—	11,323,658
France	—	238,057,559	—	238,057,559
Germany	—	41,563,584	—	41,563,584
Hong Kong	—	259,764,144	—	259,764,144
Ireland	—	21,936,173	—	21,936,173
Italy	—	5,336,422	—	5,336,422
Japan	—	1,503,522,424	—	1,503,522,424
Malaysia	—	28,382,595	—	28,382,595
Mexico	91,600,818	—	—	91,600,818
Netherlands	—	169,529,385	—	169,529,385
New Zealand	—	79,192,867	—	79,192,867
Singapore	—	561,899,059	—	561,899,059
South Africa	—	109,129,074	—	109,129,074

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$86,046,896	—	$86,046,896
Taiwan	—	17,059,518	—	17,059,518
Turkey	—	15,047,391	—	15,047,391
United Kingdom	—	801,636,855	—	801,636,855
Securities Lending Collateral	—	361,136,166	—	361,136,166
Futures Contracts**	$1,235,390	—	—	1,235,390

TOTAL	$410,264,797	$5,598,893,867	—	$6,009,158,664

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (55.7%)
UNITED STATES — (55.7%)
	Acadia Realty Trust	395,756	$8,267,343
	Agree Realty Corp.	273,001	19,208,350
	Alexander’s, Inc.	10,080	2,794,579
	Alexandria Real Estate Equities, Inc.	588,622	106,599,444
	American Assets Trust, Inc.	229,467	8,042,818
	American Campus Communities, Inc.	574,863	25,989,556
	American Finance Trust, Inc.	87,288	873,753
	American Homes 4 Rent, Class A	1,186,265	43,939,271
	American Tower Corp.	1,810,314	461,213,698
	Apartment Income REIT Corp.	623,693	28,159,741
	Apartment Investment and Management Co., Class A	610,993	4,240,292
	Apple Hospitality REIT, Inc.	914,461	14,503,351
	AvalonBay Communities, Inc.	595,358	114,308,736
	Bluerock Residential Growth REIT, Inc.	104,183	987,655
	Boston Properties, Inc.	631,669	69,073,005
*	Braemar Hotels & Resorts, Inc.	122,089	799,683
	Brandywine Realty Trust	739,445	10,004,691
	Brixmor Property Group, Inc.	1,242,580	27,759,237
#	Brookfield Property REIT, Inc., Class A	813,667	14,633,809
	BRT Apartments Corp.	14,838	279,400
	Camden Property Trust	412,976	49,755,349
	CareTrust REIT, Inc.	431,375	10,430,648
	Cedar Realty Trust, Inc.	43,363	687,303
	Centerspace	54,905	3,864,763
*	Chatham Lodging Trust	210,801	2,923,810
	City Office REIT, Inc.	196,886	2,151,964
	Clipper Realty, Inc.	8,748	71,996
	Columbia Property Trust, Inc.	543,385	9,786,364
	Community Healthcare Trust, Inc.	90,783	4,622,670
	CorePoint Lodging, Inc.	175,032	1,748,570
	CoreSite Realty Corp.	179,248	21,776,840
	Corporate Office Properties Trust	502,065	14,077,903
	Cousins Properties, Inc.	622,666	22,833,163
	Crown Castle International Corp.	1,754,602	331,725,054
	CubeSmart	817,598	34,617,099
	CyrusOne, Inc.	504,870	36,769,682
*	DiamondRock Hospitality Co.	933,539	9,727,476
	Digital Realty Trust, Inc.	1,029,871	158,919,363
	Diversified Healthcare Trust	1,078,686	4,762,399
#	Douglas Emmett, Inc.	734,684	24,641,301
	Duke Realty Corp.	1,595,075	74,202,889
	Easterly Government Properties, Inc.	351,618	7,535,174
	EastGroup Properties, Inc.	166,222	26,372,783
#	Empire State Realty Trust, Inc., Class A	662,688	7,548,016
	EPR Properties	321,746	15,350,502
	Equinix, Inc.	361,302	260,412,030
	Equity Commonwealth	370,458	10,669,190
	Equity LifeStyle Properties, Inc.	725,843	50,373,504
	Equity Residential	1,590,294	118,047,524
»	ESC WAR IND	183,367	49,069
	Essential Properties Realty Trust, Inc.	415,709	10,887,419
	Essex Property Trust, Inc.	277,372	80,582,113
	Extra Space Storage, Inc.	558,306	83,014,519
	Federal Realty Investment Trust	306,103	34,540,663
	First Industrial Realty Trust, Inc.	541,190	26,935,026

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	Four Corners Property Trust, Inc.	327,213	$9,446,639
	Franklin Street Properties Corp.	470,776	2,485,697
	Gaming and Leisure Properties, Inc.	922,508	42,887,397
	Getty Realty Corp.	156,904	4,955,028
	Gladstone Commercial Corp.	145,505	3,061,425
	Global Medical REIT, Inc.	149,081	2,140,803
	Global Net Lease, Inc.	385,871	7,408,729
	Healthcare Realty Trust, Inc.	601,157	19,333,209
	Healthcare Trust of America, Inc., Class A	916,797	26,926,328
	Healthpeak Properties, Inc.	2,298,884	78,943,677
*	Hersha Hospitality Trust	167,441	1,935,618
	Highwoods Properties, Inc.	431,908	19,345,159
	Host Hotels & Resorts, Inc.	2,961,527	53,781,330
	Hudson Pacific Properties, Inc.	676,343	19,012,002
	Independence Realty Trust, Inc.	411,565	6,930,757
	Industrial Logistics Properties Trust	282,600	7,008,483
	Invitation Homes, Inc.	2,420,656	84,868,194
#	Iron Mountain, Inc.	1,203,218	48,273,106
	JBG SMITH Properties	508,845	16,593,419
	Kilroy Realty Corp.	438,525	30,056,504
	Kimco Realty Corp.	1,799,801	37,795,821
	Kite Realty Group Trust	399,504	8,313,678
	Lamar Advertising Co., Class A	361,884	35,840,991
#	Lexington Realty Trust	1,188,629	14,548,819
	Life Storage, Inc.	315,971	30,352,126
	LTC Properties, Inc.	187,699	7,982,838
#	Macerich Co. (The)	519,991	7,170,676
	Mack-Cali Realty Corp.	431,009	7,051,307
	Medical Properties Trust, Inc.	2,423,399	53,435,948
	MGM Growth Properties LLC, Class A	550,435	19,826,669
	Mid-America Apartment Communities, Inc.	488,169	76,803,553
	Monmouth Real Estate Investment Corp.	401,371	7,417,336
	National Health Investors, Inc.	192,543	14,134,582
	National Retail Properties, Inc.	733,684	34,057,611
	National Storage Affiliates Trust	288,582	13,113,166
	New Senior Investment Group, Inc.	349,621	2,314,491
	NexPoint Residential Trust, Inc.	83,553	4,191,019
	Office Properties Income Trust	223,214	6,194,189
	Omega Healthcare Investors, Inc.	971,409	36,913,548
	One Liberty Properties, Inc.	67,247	1,672,433
	Outfront Media, Inc.	622,729	15,175,906
	Paramount Group, Inc.	850,936	9,028,431
	Park Hotels & Resorts, Inc.	1,015,979	22,666,494
	Pebblebrook Hotel Trust	533,540	12,740,925
	Physicians Realty Trust	912,318	17,087,716
	Piedmont Office Realty Trust, Inc., Class A	576,916	10,742,176
	Plymouth Industrial REIT, Inc.	37,705	702,821
	Preferred Apartment Communities, Inc., Class A	68,287	696,527
	Prologis, Inc.	3,087,440	359,779,334
	PS Business Parks, Inc.	91,005	14,776,482
	Public Storage	665,891	187,221,914
#	QTS Realty Trust, Inc., Class A	280,422	18,645,259
	Realty Income Corp.	1,593,474	110,188,727
	Regency Centers Corp.	709,222	45,149,047
	Retail Opportunity Investments Corp.	552,609	9,725,918
	Retail Properties of America, Inc., Class A	919,902	10,790,450
	Retail Value, Inc.	74,544	1,388,761
	Rexford Industrial Realty, Inc.	550,843	30,599,329
	RLJ Lodging Trust	748,579	12,082,062

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	RPT Realty	364,153	$4,628,385
	Ryman Hospitality Properties, Inc.	225,230	17,714,340
	Sabra Health Care REIT, Inc.	886,424	16,106,324
	Saul Centers, Inc.	54,511	2,353,785
	SBA Communications Corp.	465,813	139,613,472
#*	Seritage Growth Properties	153,193	2,634,920
#	Service Properties Trust	709,783	8,740,978
	Simon Property Group, Inc.	1,393,026	169,586,985
	SITE Centers Corp.	680,216	10,033,193
#	SL Green Realty Corp.	299,748	22,184,350
	Spirit Realty Capital, Inc.	480,939	22,863,850
	STAG Industrial, Inc.	659,638	24,083,383
#	STORE Capital Corp.	1,063,612	38,066,674
*	Summit Hotel Properties, Inc.	488,395	4,966,977
	Sun Communities, Inc.	467,523	77,996,862
	Sunstone Hotel Investors, Inc.	934,363	12,296,217
#	Tanger Factory Outlet Centers, Inc.	425,847	7,431,030
	Terreno Realty Corp.	296,223	19,112,308
	UDR, Inc.	1,265,344	58,775,229
	UMH Properties, Inc.	158,278	3,407,725
	Uniti Group, Inc.	427,353	4,871,824
	Universal Health Realty Income Trust	56,163	3,760,113
	Urban Edge Properties	553,459	10,432,702
	Urstadt Biddle Properties, Inc.	6,002	86,849
	Urstadt Biddle Properties, Inc., Class A	129,339	2,350,090
	Ventas, Inc.	1,598,887	88,674,273
	VEREIT, Inc.	945,047	45,211,058
	Vornado Realty Trust	681,037	31,157,443
#	Washington Prime Group, Inc.	57,901	142,437
	Washington Real Estate Investment Trust	366,248	8,504,279
	Weingarten Realty Investors	524,790	16,971,709
	Welltower, Inc.	1,786,156	134,015,285
	Whitestone REIT	162,336	1,586,023
	WP Carey, Inc.	736,447	55,152,516
	Xenia Hotels & Resorts, Inc.	497,566	9,667,707

TOTAL UNITED STATES			5,382,986,429

AFFILIATED INVESTMENT COMPANIES — (43.4%)

UNITED STATES — (43.4%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	684,384,564	3,326,108,983
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	19,908,210	872,377,734

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			4,198,486,717

TOTAL INVESTMENT SECURITIES (Cost $7,776,090,687)			9,581,473,146

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	7,507,649	86,863,504

TOTAL INVESTMENTS — (100.0%) (Cost $7,862,944,244)			$9,668,336,650

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,382,937,360	$49,069	—	$5,382,986,429
Affiliated Investment Companies	4,198,486,717	—	—	4,198,486,717
Securities Lending Collateral	—	86,863,504	—	86,863,504

TOTAL	$9,581,424,077	$86,912,573	—	$9,668,336,650

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (8.3%)
*	A2B Australia, Ltd.	1,798,435	$1,770,929
	Accent Group, Ltd.	678,075	1,533,516
	Adbri, Ltd.	603,898	1,492,290
*	Ainsworth Game Technology, Ltd.	844,596	529,801
*	Alliance Aviation Services, Ltd.	38,904	125,873
	Alumina, Ltd.	483,085	640,124
#*	AMA Group, Ltd.	130,348	55,524
	AMP, Ltd.	5,139,725	4,413,728
	Ansell, Ltd.	347,436	11,302,193
	Austal, Ltd.	808,705	1,500,714
	Austin Engineering, Ltd.	647,686	72,275
*	Australian Agricultural Co., Ltd.	446,649	395,271
	Australian Pharmaceutical Industries, Ltd.	9,949,481	9,075,925
#	Australian Vintage, Ltd.	611,053	347,794
	Auswide Bank, Ltd.	10,788	53,240
	AVJennings, Ltd.	1,149,935	478,724
#	Bank of Queensland, Ltd.	9,304,552	64,486,608
	Base Resources, Ltd.	450,006	95,377
	Beach Energy, Ltd.	12,035,455	11,665,577
	Bega Cheese, Ltd.	2,215,447	10,898,477
	Bendigo & Adelaide Bank, Ltd.	2,549,468	20,228,601
	Bingo Industries, Ltd.	4,488,078	11,788,326
	Brickworks, Ltd.	493,774	7,708,109
	BWX, Ltd.	1,114,418	4,028,424
	CDS Technologies, Ltd.	15,209	0
	Cedar Woods Properties, Ltd.	758,089	4,280,689
	Cleanaway Waste Management, Ltd.	33,503,982	73,451,483
	CSR, Ltd.	6,450,920	29,626,418
*	Domain Holdings Australia, Ltd.	1,281,698	5,001,509
	Downer EDI, Ltd.	10,342,407	44,678,437
#*	Eclipx Group, Ltd.	4,101,313	6,000,520
#	Elanor Investor Group	54,745	70,979
	Enero Group, Ltd.	11,447	28,260
#	EQT Holdings, Ltd.	22,818	429,901
*	Estia Health, Ltd.	3,987,499	7,535,947
#	EVENT Hospitality and Entertainment, Ltd.	1,258,022	12,352,764
	Finbar Group, Ltd.	11,796	7,427
	Fleetwood, Ltd.	1,182,560	2,307,865
#	G8 Education, Ltd.	13,388,921	10,283,751
	Genworth Mortgage Insurance Australia, Ltd.	5,058,969	10,626,123
	GrainCorp, Ltd., Class A	4,902,372	19,288,006
#	Grange Resources, Ltd.	3,384,131	1,485,699
	GTN, Ltd.	74,832	25,269
	Healius, Ltd.	8,755,310	27,844,064
*	HT&E, Ltd.	3,977,884	5,479,830
#*	Humm Group, Ltd.	7,099,360	4,866,425
#*	Huon Aquaculture Group, Ltd.	19,513	37,828
	IGO, Ltd.	12,206,257	69,746,973
	Iluka Resources, Ltd.	109,326	647,996
*	Incitec Pivot, Ltd.	1,010,036	2,050,282
	Intega Group, Ltd.	819,378	320,746
	IOOF Holdings, Ltd.	11,069,995	31,093,622
	IVE Group, Ltd.	541,881	571,009
*	Japara Healthcare, Ltd.	3,118,933	2,423,660
	Lednium Technology Pty, Ltd.	438,495	0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Link Administration Holdings, Ltd.	2,086,868	$7,996,054
	MACA, Ltd.	6,658,562	4,724,277
	Macmahon Holdings, Ltd.	8,295,683	1,211,699
*	Mayne Pharma Group, Ltd.	19,944,655	6,199,476
#	McPherson’s, Ltd.	1,890,824	2,223,329
	Medusa Mining, Ltd.	85,118	52,467
	Metcash, Ltd.	886,054	2,427,520
	Michael Hill International, Ltd.	13,999	8,920
	Michael Hill International, Ltd.	402,866	252,209
	Mineral Resources, Ltd.	164,332	6,001,477
	Monash IVF Group, Ltd.	3,434,111	2,258,679
#	Money3 Corp., Ltd.	2,288,975	5,483,802
	Mortgage Choice, Ltd.	116,497	172,430
	Mount Gibson Iron, Ltd.	10,648,722	7,572,702
*	Myer Holdings, Ltd.	10,378,069	2,511,678
	MyState, Ltd.	710,231	2,400,267
	Navigator Global Investments, Ltd.	2,297,024	2,694,591
	New Hope Corp., Ltd.	3,187,802	2,847,053
	Nine Entertainment Co. Holdings, Ltd.	18,816,201	41,397,176
	NRW Holdings, Ltd.	336,840	502,015
*	Nufarm, Ltd.	3,733,188	14,984,460
*	oOh!media, Ltd.	3,796,308	4,985,653
*	Orocobre, Ltd.	50,801	261,633
	OZ Minerals, Ltd.	5,156,423	94,074,460
	Pacific Current Group, Ltd.	17,585	75,094
	Peet, Ltd.	2,797,613	2,642,609
	Perenti Global, Ltd.	12,422,405	10,399,162
*	Perseus Mining, Ltd.	20,252,853	18,955,783
	Premier Investments, Ltd.	1,186,293	24,022,881
	Propel Funeral Partners, Ltd.	116,137	281,467
*	Reject Shop, Ltd. (The)	253,341	1,178,241
	Reliance Worldwide Corp., Ltd.	2,445,940	9,271,001
#*	Resolute Mining, Ltd.	2,538,909	944,143
*	Retail Food Group, Ltd.	384,326	21,813
*	Ridley Corp., Ltd.	6,764,916	5,560,473
	Sandfire Resources, Ltd.	1,856,766	9,502,422
#	Select Harvests, Ltd.	2,488,706	11,764,096
#	Senex Energy, Ltd.	1,205,027	2,897,959
	Servcorp, Ltd.	386,631	1,055,412
	SG Fleet Group, Ltd.	49,174	115,150
	Shaver Shop Group, Ltd.	908,432	739,666
	Sigma Healthcare, Ltd.	9,272,124	4,274,041
	Sims, Ltd.	2,975,244	36,070,351
	Southern Cross Electrical Engineering, Ltd.	64,134	24,836
*	Southern Cross Media Group, Ltd.	4,004,057	5,741,663
#*	Speedcast International, Ltd.	59,723	0
#	SRG Global, Ltd.	279,315	96,399
	St Barbara, Ltd.	1,261,650	1,783,226
*	Star Entertainment Grp, Ltd. (The)	10,082,089	30,836,500
	Sunland Group, Ltd.	4,158,580	7,535,616
	Super Retail Group, Ltd.	359,216	3,299,357
#	Tassal Group, Ltd.	5,182,992	14,737,947
	United Malt Grp, Ltd.	6,379,827	22,443,108
	Virgin Australia Holdings, Ltd.	39,419,376	0
	Virtus Health, Ltd.	1,501,000	6,599,592
	Vita Group, Ltd.	862,829	549,780
	Viva Energy Group, Ltd.	2,340,249	3,514,189
*	Vocus Group, Ltd.	10,001,701	42,159,983
#*	Webjet, Ltd.	443,640	1,694,469

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Western Areas, Ltd.	5,974,375	$10,569,883
#*	Whitehaven Coal, Ltd.	10,265,513	10,050,470

TOTAL AUSTRALIA			1,051,903,711

AUSTRIA — (1.1%)
	Agrana Beteiligungs AG	364,221	7,879,952
*	ams AG	1,203,639	20,868,960
	AT&S Austria Technologie & Systemtechnik AG	227,982	8,780,611
	BAWAG Group AG	80,122	4,321,993
	EVN AG	404,762	9,236,520
	Oberbank AG	29,802	3,088,334
#*	POLYTEC Holding AG	28,277	368,708
#	Raiffeisen Bank International AG	1,254,330	27,404,125
	Strabag SE	369,601	14,665,764
	UNIQA Insurance Group AG	1,143,265	9,176,524
	Vienna Insurance Group AG Wiener Versicherung Gruppe	476,838	12,783,761
	voestalpine AG	358,380	15,548,060
	Zumtobel Group AG	72,646	736,175

TOTAL AUSTRIA			134,859,487

BELGIUM — (1.7%)
	Ackermans & van Haaren NV	364,335	58,255,129
*	AGFA-Gevaert NV	146,539	721,445
	Banque Nationale de Belgique	1,715	3,804,292
	Bekaert SA	929,204	40,797,097
#*	Cie d’Entreprises CFE	43,287	4,383,026
*	Deceuninck NV	1,490,928	5,037,146
	D’ieteren SA	308,118	33,456,263
	Econocom Group SA	8,129	32,518
	Euronav NV	3,368,136	29,031,057
#*	Euronav NV	78,248	666,673
	Gimv NV	101,308	6,358,173
#	Immobel SA	26,187	2,066,206
#*	Ontex Group NV	588,489	7,670,357
	Recticel SA	676,574	10,325,503
*	Roularta Media Group NV	10,995	196,226
#*	Sipef NV	90,700	5,141,144
*	Tessenderlo Group SA	100,464	4,287,591
	Viohalco SA	35,319	214,508

TOTAL BELGIUM			212,444,354

CANADA — (10.4%)
	Acadian Timber Corp.	100,822	1,665,124
*	Advantage Oil & Gas, Ltd.	1,684,791	4,468,469
	Aecon Group, Inc.	1,161,838	17,638,122
	AGF Management, Ltd., Class B	1,190,229	7,359,346
*	Aimia, Inc.	9,914	39,603
	Alamos Gold, Inc., Class A	7,318,623	58,649,015
#	Alaris Equity Partners Income	455,937	6,309,635
#*	Alcanna, Inc.	180,095	1,107,691
*	Aleafia Health, Inc.	58,000	24,537
#	Algoma Central Corp.	307,731	4,233,601
#	AltaGas, Ltd.	1,089,984	20,369,306
	Andrew Peller, Ltd., Class A	3,500	32,291
	ARC Resources, Ltd.	5,961,374	37,490,475
#*	Argonaut Gold, Inc.	2,869,334	6,302,894
#	Birchcliff Energy, Ltd.	5,331,670	13,533,589
*	Black Diamond Group, Ltd.	1,025,016	3,293,994

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Bonterra Energy Corp.	473,886	$1,357,099
	Cameco Corp. 13321L108	328,330	5,519,227
	Cameco Corp. 13321L959	58,190	978,079
#	Canaccord Genuity Group, Inc.	1,201,341	11,581,898
	Canadian Western Bank	1,903,542	52,344,888
*	Canfor Corp.	233,123	5,822,622
	Canfor Pulp Products, Inc.	31,703	232,134
	CanWel Building Materials Group, Ltd.	195,299	1,542,817
*	Capstone Mining Corp.	2,531,115	11,305,228
*	Cardinal Energy, Ltd.	395,069	867,824
#	Cascades, Inc.	2,600,286	30,505,735
*	Celestica, Inc.	49,571	412,926
*	Celestica, Inc.	2,329,588	19,407,705
	Cenovus Energy, Inc.	62,682	488,034
#	Centerra Gold, Inc.	4,794,889	44,237,108
	Cervus Equipment Corp.	69,986	947,457
	CES Energy Solutions Corp.	682,798	899,917
#	Chesswood Group, Ltd.	56,300	572,550
#	China Gold International Resources Corp., Ltd.	3,341,437	10,248,723
#*	Copper Mountain Mining Corp.	1,128,217	3,763,324
#	Corus Entertainment, Inc., Class B	2,369,725	11,336,275
#	Crescent Point Energy Corp.	6,422,206	25,340,845
#	Crescent Point Energy Corp.	100,092	393,362
#*	Crew Energy, Inc.	1,973,649	1,750,215
	Dexterra Group, Inc.	300,973	1,471,626
#*	Dorel Industries, Inc., Class B	313,532	3,147,691
	DREAM Unlimited Corp., Class A	172,585	3,219,593
	Dundee Precious Metals, Inc.	2,560,814	18,438,111
	ECN Capital Corp.	1,614,667	10,824,436
	E-L Financial Corp., Ltd.	5,359	4,098,328
*	Eldorado Gold Corp.	428,290	4,230,111
#*	Eldorado Gold Corp.	588,902	5,812,463
#	Element Fleet Management Corp.	57,942	709,455
	Endeavour Mining Corp.	1,098,145	22,862,572
	Enerflex, Ltd.	1,651,590	11,018,214
	Ensign Energy Services, Inc.	2,149,368	1,975,988
*	Equinox Gold Corp.	6,030	48,764
	Equitable Group, Inc.	286,784	31,127,082
	Exco Technologies, Ltd.	326,069	2,846,455
	Firm Capital Mortgage Investment Corp.	51,767	612,368
#*	Fortuna Silver Mines, Inc.	1,865,447	11,230,776
#	Freehold Royalties, Ltd.	512,128	3,354,050
#	Frontera Energy Corp.	229,888	1,182,030
*	Gasfrac Energy Services, Inc.	42,951	0
#*	GoldMoney, Inc.	8,200	19,480
#*	Gran Tierra Energy, Inc.	7,516,068	5,014,177
	Guardian Capital Group, Ltd., Class A	59,037	1,548,992
#	Hardwoods Distribution, Inc.	1,644	47,535
*	Heroux-Devtek, Inc.	196,546	2,638,416
#	High Liner Foods, Inc.	225,034	2,440,470
*	Home Capital Group, Inc.	1,320,649	34,908,584
#	Hudbay Minerals, Inc.	4,921,849	36,759,203
*	i-80 Gold Corp.	12,262	24,541
	iA Financial Corp., Inc.	837,546	47,166,688
*	IAMGOLD Corp.	9,132,708	28,531,586
#	Inter Pipeline, Ltd.	593,355	8,650,630
*	Interfor Corp.	852,963	22,671,196
*	Intertain Group, Ltd. (The)	70,627	666,573
#*	Kelt Exploration, Ltd.	1,590,374	3,532,297

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Knight Therapeutics, Inc.	277,706	$1,220,040
#	KP Tissue, Inc.	12,413	101,998
	Lassonde Industries, Inc., Class A	900	143,492
#	Laurentian Bank of Canada	1,170,191	40,499,471
#*	Lightstream Resources, Ltd.	2,048,004	0
	Linamar Corp.	950,360	55,692,495
	Magellan Aerospace Corp.	46,300	399,284
*	Major Drilling Group International, Inc.	639,924	3,633,950
#	Maple Leaf Foods, Inc.	50,676	1,169,652
	Martinrea International, Inc.	2,425,307	26,341,658
*	Mav Beauty Brands, Inc.	3,600	15,845
#	Medical Facilities Corp.	149,900	891,485
*	MEG Energy Corp.	5,229,804	28,890,184
	Melcor Developments, Ltd.	123,328	1,306,375
*	Mercator Minerals, Ltd.	861,957	0
#	Mullen Group, Ltd.	579,358	6,349,064
	Neo Performance Materials, Inc.	41,002	666,493
#*	New Gold, Inc.	307,600	505,514
#	North American Construction Group, Ltd.	11,942	160,859
#*	NuVista Energy, Ltd.	3,008,178	5,677,885
#*	OceanaGold Corp.	11,744,328	19,587,416
	Onex Corp.	79,031	5,291,023
#*	Paramount Resources, Ltd., Class A	881,939	8,208,420
*	Parex Resources, Inc.	863,636	16,265,853
#	Peyto Exploration & Development Corp.	2,176,826	9,492,566
#	Pizza Pizza Royalty Corp.	433,436	3,804,885
#	Polaris Infrastructure, Inc.	322,874	5,235,227
#	PrairieSky Royalty, Ltd.	759,895	8,148,246
#*	Precision Drilling Corp.	249,055	6,394,818
	Primo Water Corp. 74167P108	73,267	1,226,490
	Quarterhill, Inc.	1,242,916	2,598,783
#	Russel Metals, Inc.	285,210	6,538,842
#	Secure Energy Services, Inc.	395,187	1,337,492
#*	Sierra Wireless, Inc.	58,965	894,681
	SNC-Lavalin Group, Inc.	12,545	280,570
*	Sonde Resources Corp.	463,104	0
*	Southern Pacific Resource Corp.	156,000	0
#	SSR Mining, Inc.	1,123,535	17,833,605
*	Storm Resources, Ltd.	386,021	998,696
#	Surge Energy, Inc.	2,092,891	919,466
*	Tamarack Valley Energy, Ltd.	2,056,135	4,299,123
*	Taseko Mines, Ltd.	628,687	1,258,243
#	Tidewater Midstream and Infrastructure, Ltd.	1,763,934	1,506,839
	Timbercreek Financial Corp.	738,541	5,467,781
	TLC Vision Corp.	829,259	0
*	Torex Gold Resources, Inc.	299,945	3,631,112
*	Total Energy Services, Inc.	504,893	1,601,988
#	Tourmaline Oil Corp.	3,301,772	71,238,655
#	TransAlta Corp. 89346D958	5,631,938	55,350,292
#	Transcontinental, Inc., Class A	981,379	18,587,238
*	TransGlobe Energy Corp.	257,839	409,052
*	Turquoise Hill Resources, Ltd.	238,307	4,196,586
	Uni-Select, Inc.	318,303	3,527,061
	Vermilion Energy, Inc.	322,903	2,395,863
	Vermilion Energy, Inc.	776,447	5,761,237
	VersaBank	32,829	401,432
	Wajax Corp.	112,901	1,860,021
#	Western Forest Products, Inc.	240,946	415,576
#	Whitecap Resources, Inc.	9,026,088	39,507,263

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Yamana Gold, Inc.	12,743,274	$58,369,306
#*	Yangarra Resources, Ltd.	418,855	371,437

TOTAL CANADA			1,326,083,093

CHINA — (0.0%)
*	FIH Mobile, Ltd.	9,583,000	1,352,842
*	Hanfeng Evergreen, Inc.	707,267	0

TOTAL CHINA			1,352,842

DENMARK — (2.4%)
	Alm Brand A.S.	1,071,859	12,186,400
	BankNordik P/F	9,794	250,647
	Columbus A.S.	41,274	68,976
	D/S Norden A.S.	299,794	7,730,510
*	Dfds A.S.	365,041	21,523,120
*	Drilling Co. of 1972 A.S. (The)	30,500	1,276,370
	FLSmidth & Co. A.S.	616,706	24,308,926
	GronlandsBANKEN A.S.	1,526	150,236
*	H+H International A.S., Class B	64,131	1,860,310
*	Harboes Bryggeri A.S., Class B	23,771	284,391
*	Jyske Bank A.S.	1,162,241	56,605,066
*	Matas A.S.	653,289	9,664,984
	North Media A.S.	6,676	129,452
	Per Aarsleff Holding A.S.	485,863	23,799,480
	Ringkjoebing Landbobank A.S.	116,194	11,811,920
	Scandinavian Tobacco Group A.S., Class A	984,389	17,929,076
	Schouw & Co., A.S.	346,020	36,949,556
	Solar A.S., Class B	43,566	4,022,341
	Spar Nord Bank A.S.	1,922,915	21,282,245
	Sydbank A.S.	1,555,575	46,371,740
	TORM P.L.C.	243,399	2,145,331
	UIE P.L.C.	9,082	2,552,255
*	Vestjysk Bank A.S.	99,400	55,068

TOTAL DENMARK			302,958,400

FINLAND — (2.6%)
	Aktia Bank Oyj	385,230	4,935,871
	Altia Oyj	9,659	129,412
	Aspo Oyj	59,696	639,563
	Atria Oyj	290,809	4,313,428
	Cargotec Oyj, Class B	859,524	49,774,572
#*	Finnair Oyj	5,621,085	4,873,352
	Fiskars Oyj Abp	162,115	3,376,035
#	HKScan Oyj, Class A	460,227	1,291,135
	Kemira Oyj	2,611,092	42,651,873
	Konecranes Oyj	1,051,929	48,417,177
	Metsa Board Oyj	3,941,514	50,148,685
	Nokian Renkaat Oyj	1,063,229	39,585,614
	Oriola Oyj, Class A	5,285	13,219
	Oriola Oyj, Class B	160,160	366,652
*	Outokumpu Oyj	217,124	1,411,048
	Pihlajalinna Oyj	4,033	56,730
#	Raisio Oyj, Class V	1,346,562	6,624,209
*	Rapala VMC Oyj	20,345	219,905
	Sanoma Oyj	458,690	7,962,969
	Teleste Oyj	42,681	289,950
	TietoEVRY Oyj	747,600	25,890,980
	Wartsila Oyj Abp	1,213,985	15,666,398
#	YIT Oyj	2,483,342	15,384,633

TOTAL FINLAND			324,023,410

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (4.2%)
	AKWEL	145,618	$5,819,712
	ALD SA	22,270	350,134
	Altamir	343,540	9,849,168
	Assystem SA	53,188	1,796,772
*	Axway Software SA	27,076	980,283
*	Beneteau SA	166,049	2,197,888
*	Bigben Interactive	39,162	955,961
	Bonduelle SCA	271,070	7,158,934
	Burelle SA	6,251	6,702,609
#*	Casino Guichard Perrachon SA	655,211	22,877,662
*	CGG SA	11,653,830	13,519,468
*	Cie des Alpes	216,444	6,206,035
*	Coface SA	1,000,229	12,185,513
*	Derichebourg SA	1,754,329	14,751,213
*	Elior Group SA	192,612	1,595,486
*	Elis SA	2,927,943	52,398,635
*	Eramet SA	62,407	4,494,387
#*	Etablissements Maurel et Prom SA	841,260	1,943,777
#*	Europcar Mobility Group	1,017,147	394,230
#	Eutelsat Communications SA	796,661	10,080,741
*	Exel Industries, Class A	525	48,613
	Fleury Michon SA	11,050	300,553
*	Fnac Darty SA	122,061	8,607,782
*	Gaumont SA	12,922	1,746,720
#*	GL Events	222,127	4,151,467
*	Groupe Crit	11,634	1,006,742
*	Groupe SFPI	140,840	399,678
	Haulotte Group SA	62,658	478,303
	Iliad SA	27,809	5,049,765
	Imerys SA	60,621	3,151,113
	IPSOS	680,588	28,323,332
#	Jacquet Metals SACA	298,933	7,207,923
#*	Korian SA	809,698	32,420,802
*	LISI	139,372	4,502,507
*	Maisons du Monde SA	190,198	4,623,625
	Manutan International	32,668	3,024,524
*	Mersen SA	359,940	12,485,510
*	Nexans SA	331,489	27,224,335
	Nexity SA	502,484	27,231,454
*	NRJ Group	3,097	24,035
*	OL Groupe SA	91,513	248,896
#	Plastivaloire	122,314	1,124,973
	Quadient SA	619,293	16,926,461
*	Rallye SA	5,528	48,117
#	Rexel SA	3,152,678	61,972,974
*	Rothschild & Co.	317,211	11,283,434
	Samse SA	990	222,069
*	Savencia SA	129,904	11,461,377
#*	SCOR SE	610,844	19,737,255
	Seche Environnement SA	51,688	3,292,746
	SES SA	1,563,774	11,854,302
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	22,707	1,783,372
*	Tarkett SA	66,458	1,602,131
#*	Television Francaise 1	957,512	9,447,236
	Total Gabon	9,244	1,499,569

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Vicat SA	335,361	$16,855,872
	VIEL & Cie SA	25,721	182,378
	Vilmorin & Cie SA	117,402	8,229,944
*	Vranken-Pommery Monopole SA	24,787	544,993

TOTAL FRANCE			526,585,490

GERMANY — (6.3%)
	1&1 Drillisch AG	278,167	8,362,276
	7C Solarparken AG	133,722	667,958
*	Aareal Bank AG	1,137,777	31,978,936
*	ADVA Optical Networking SE	1,242,051	15,587,899
	Aurubis AG	1,080,610	92,893,046
#*	Bauer AG	284,485	4,247,688
	BayWa AG	343,626	16,754,902
	Bertrandt AG	11,093	614,508
*	Bijou Brigitte AG	41,193	1,227,363
	Bilfinger SE	93,520	3,495,009
#*	Borussia Dortmund GmbH & Co., KGaA	658,037	4,612,617
*	Commerzbank AG	12,822,650	84,554,593
#*	Corestate Capital Holding SA	181,869	2,857,868
	CropEnergies AG	421,266	5,410,078
#	Deutsche Beteiligungs AG	236,612	9,787,670
*	Deutsche Pfandbriefbank AG	1,567,346	18,040,943
*	Deutz AG	2,931,158	23,791,231
	DMG Mori AG	27,913	1,406,595
	Draegerwerk AG & Co., KGaA	61,207	5,404,935
	Duerr AG	168,826	7,074,649
	Elmos Semiconductor SE	99,707	4,158,734
#*	ElringKlinger AG	389,813	6,760,629
	First Sensor AG	19,530	1,030,615
	FORTEC Elektronik AG	1,354	28,958
*	Francotyp-Postalia Holding AG, Class A	11,503	44,229
*	Fraport AG Frankfurt Airport Services Worldwide	43,459	2,882,468
	Freenet AG	960,885	23,365,440
	Gesco AG	111,337	2,942,169
*	Grammer AG	7,423	230,152
*	H&R GmbH & Co., KGaA	224,966	1,971,077
*	Heidelberger Druckmaschinen AG	1,855,491	2,995,061
#*	Hella GmbH & Co., KGaA	348,719	20,921,543
*	Highlight Communications AG	11,679	54,648
	Hornbach Baumarkt AG	146,607	5,859,572
	Hornbach Holding AG & Co., KGaA	140,849	13,159,976
	Indus Holding AG	384,875	16,001,066
	Jenoptik AG	3,003	91,871
*	JOST Werke AG	9,174	603,628
	K+S AG	3,313,135	36,761,011
*	Kloeckner & Co., SE	1,378,347	18,683,726
*	Koenig & Bauer AG	88,719	2,518,637
	Krones AG	126,101	10,981,000
	KSB SE & Co., KGaA	5,653	2,285,447
	KWS Saat SE & Co., KGaA	18,314	1,627,515
	Lanxess AG	1,120,503	82,460,478
	Leifheit AG	38,102	2,175,818
#*	Manz AG	11,841	779,451
*	Mediclin AG	647,471	3,505,784
	METRO AG	983,883	10,755,382
	MLP SE	1,302,655	11,416,567
	Nexus AG	4,983	344,538
#*	Nordex SE	1,060,559	30,619,882

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Norma Group SE	116,129	$6,481,501
	Patrizia AG	215,054	5,883,433
	PNE AG	1,216,368	11,001,772
*	Progress-Werk Oberkirch AG	5,898	189,992
	q.beyond AG	1,991,884	4,611,990
	Rheinmetall AG	173,569	18,110,028
*	RTL Group SA	65,755	3,865,941
*	SAF-Holland SE	627,987	10,304,690
*	Salzgitter AG	296,194	9,420,820
	Softing AG	12,954	84,793
	Software AG	212,567	9,207,348
	Suedzucker AG	317,484	5,198,608
*	SUESS MicroTec SE	250,468	8,148,650
*	Surteco Group SE	99,876	3,302,942
*	Takkt AG	326,096	5,517,353
*	Technotrans SE	1,248	41,018
#	Telefonica Deutschland Holding AG	670,544	1,948,715
*	Thyssenkrupp AG	178,636	2,388,166
	United Internet AG	86,990	3,658,616
	VERBIO Vereinigte BioEnergie AG	172,679	8,708,682
*	Vossloh AG	60,831	3,237,136
	Wacker Chemie AG	34,270	5,168,586
*	Wacker Neuson SE	674,932	18,146,916
	Wuestenrot & Wuerttembergische AG	178,349	3,879,958

TOTAL GERMANY			805,295,490

GREECE — (0.0%)
	Michaniki SA	986,718	0
	Tropea Holding SA	4,581	2,065

TOTAL GREECE			2,065

HONG KONG — (2.6%)
	Aeon Credit Service Asia Co., Ltd.	570,000	380,655
	Allied Group, Ltd.	37,320,000	16,464,184
*	Applied Development Holdings, Ltd.	2,995,000	48,941
	Asia Financial Holdings, Ltd.	4,710,106	2,306,177
*	Asia Standard Hotel Group, Ltd.	5,534,077	176,301
*	Asia Standard International Group, Ltd.	11,459,503	1,843,178
	Associated International Hotels, Ltd.	1,025,000	1,831,128
	Automated Systems Holdings, Ltd.	452,000	88,298
	Bank of East Asia, Ltd. (The)	226,800	475,536
	Bel Global Resources Holdings, Ltd.	16,756,000	0
	BOCOM International Holdings Co., Ltd.	3,235,000	723,140
	BOE Varitronix, Ltd.	3,392,000	1,726,359
*	Cathay Pacific Airways, Ltd.	2,088,000	1,836,081
	Century City International Holdings, Ltd.	27,139,300	1,537,263
	Chen Hsong Holdings	2,332,000	718,596
	Cheuk Nang Holdings, Ltd.	5,408,016	1,979,051
	Chevalier International Holdings, Ltd.	2,578,858	3,200,785
*	China Tonghai International Financial, Ltd.	1,190,000	40,027
	Chinney Investments, Ltd.	1,192,000	285,795
	Chong Hing Bank, Ltd.	506,000	667,543
#	Chow Sang Sang Holdings International, Ltd.	2,612,000	4,440,223
	Chuang’s China Investments, Ltd.	24,144,415	1,386,620
	Chuang’s Consortium International, Ltd.	21,985,520	3,052,463
	CITIC Telecom International Holdings, Ltd.	1,907,000	689,255
	CNQC International Holdings, Ltd.	2,532,500	265,181
	Crystal International Group, Ltd.	44,000	23,171

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	CSI Properties, Ltd.	122,535,476	$3,853,272
	Dah Sing Banking Group, Ltd.	8,673,488	9,507,405
	Dah Sing Financial Holdings, Ltd.	3,373,756	10,896,078
	Dickson Concepts International, Ltd.	1,804,500	951,050
	Eagle Nice International Holdings, Ltd.	1,598,000	936,976
	EcoGreen International Group, Ltd.	3,201,840	797,808
*	Emperor Capital Group, Ltd.	27,168,000	464,511
	Emperor Entertainment Hotel, Ltd.	11,050,000	1,747,104
	Emperor International Holdings, Ltd.	24,750,333	3,526,858
*	Emperor Watch & Jewellery, Ltd.	57,400,000	1,139,147
*	Esprit Holdings, Ltd.	966,200	95,631
	Ezcom Holdings, Ltd.	67,280	0
	Far East Consortium International, Ltd.	30,522,561	10,797,656
	First Pacific Co., Ltd.	26,718,000	9,157,776
*	First Shanghai Investments, Ltd.	2,368,000	100,426
	Fountain SET Holdings, Ltd.	9,978,000	1,476,491
	GDH Guangnan Holdings., Ltd.	4,880,000	420,251
#	Get Nice Financial Group, Ltd.	5,013,324	670,881
	Giordano International, Ltd.	498,000	99,844
	Glorious Sun Enterprises, Ltd.	3,412,000	364,754
*	Gold Peak Industries Holdings, Ltd.	7,973,907	771,982
	Golden Resources Development International, Ltd.	13,001,000	1,069,546
*	Good Resources Holdings, Ltd.	500,000	2,053
*	Goodbaby International Holdings, Ltd.	8,786,000	2,100,581
	Great Eagle Holdings, Ltd.	3,078,591	10,842,703
*	G-Resources Group, Ltd.	78,951,000	488,479
	Guotai Junan International Holdings, Ltd.	6,833,000	1,234,956
#	Haitong International Securities Group, Ltd.	39,246,789	12,333,897
	Hang Lung Group, Ltd.	2,461,000	6,455,934
	Hanison Construction Holdings, Ltd.	7,556,724	1,291,751
	Harbour Centre Development, Ltd.	2,204,000	2,308,627
	HKR International, Ltd.	19,522,157	8,075,894
	Hon Kwok Land Investment Co., Ltd.	6,866,935	3,032,994
	Hong Kong Economic Times Holdings, Ltd.	64,000	8,978
	Hong Kong Ferry Holdings Co., Ltd.	2,464,000	1,904,207
	Hongkong & Shanghai Hotels, Ltd. (The)	8,053,841	8,069,657
	Hongkong Chinese, Ltd.	20,343,100	1,737,479
	Hsin Chong Group Holdings, Ltd.	24,822,006	209,626
	Hung Hing Printing Group, Ltd.	6,999,275	1,207,084
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	23,122,000	4,489,834
	IPE Group, Ltd.	10,775,000	928,586
*	IRC, Ltd.	14,522,000	466,762
	Jacobson Pharma Corp., Ltd.	650,000	65,269
	Jinchang Pharmaceutical Holdings, Ltd.	507,600	0
	Johnson Electric Holdings, Ltd.	1,919,923	5,102,152
	K Wah International Holdings, Ltd.	2,785,000	1,385,892
*	Kader Holdings Co., Ltd.	256,000	14,564
#	Keck Seng Investments Hong Kong, Ltd.	2,818,000	1,195,333
	Kerry Logistics Network, Ltd.	2,050,500	6,154,903
	Kerry Properties, Ltd.	1,527,000	5,144,933
	Kingmaker Footwear Holdings, Ltd.	76,000	9,249
	Kowloon Development Co., Ltd.	10,010,277	11,760,404
*	Kwoon Chung Bus Holdings, Ltd.	218,000	67,823
*	Lai Sun Development Co., Ltd.	6,640,064	5,280,797
*	Lai Sun Garment International, Ltd.	7,080,560	5,303,421
	Landsea Green Properties Co., Ltd.	220,000	13,829
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,423,000	497,684
*	Lerado Financial Group Co., Ltd.	658,400	2,017

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Lippo China Resources, Ltd.	4,888,000	$82,249
	Lippo, Ltd.	4,619,500	1,358,996
	Liu Chong Hing Investment, Ltd.	4,202,000	4,324,789
	Luk Fook Holdings International, Ltd.	36,000	89,968
	Lung Kee Bermuda Holdings	658,000	318,638
	Magnificent Hotel Investment, Ltd.	38,616,600	576,861
*	Mason Group Holdings, Ltd.	8,460,400	37,936
*	Midland Holdings, Ltd.	969,969	133,233
	Ming Fai International Holdings, Ltd.	2,748,000	250,732
	Miramar Hotel & Investment	2,271,000	4,446,236
	Modern Dental Group, Ltd.	3,011,000	1,525,010
	Nanyang Holdings, Ltd.	98,350	527,607
	National Electronics Hldgs	4,289,648	602,502
*	Neo-Neon Holdings, Ltd.	138,000	8,901
*	NewOcean Energy Holdings, Ltd.	10,612,000	762,254
	NWS Holdings, Ltd.	5,428,000	5,990,512
	Oriental Press Group, Ltd.	118,000	8,174
	Oriental Watch Holdings	4,970,587	1,914,144
	Pacific Andes International Holdings, Ltd.	88,958,890	313,794
	Pacific Basin Shipping, Ltd.	38,142,000	13,365,322
	Paliburg Holdings, Ltd.	10,627,041	2,963,549
	Pico Far East Holdings, Ltd.	604,000	106,445
	Playmates Holdings, Ltd.	30,215,000	3,614,597
	Pokfulam Development Co., Ltd.	70,000	104,779
	Polytec Asset Holdings, Ltd.	45,418,356	8,546,170
*	PT International Development Co., Ltd.	2,640,000	130,896
	Public Financial Holdings, Ltd.	4,688,444	1,416,495
*	PYI Corp., Ltd.	4,132,417	200,453
	Regal Hotels International Holdings, Ltd.	8,672,623	4,637,227
	Safety Godown Co., Ltd.	420,000	181,413
	SAS Dragon Holdings, Ltd.	36,000	14,918
#	SEA Holdings, Ltd.	2,309,368	2,419,930
*	Shangri-La Asia, Ltd.	3,566,000	3,394,735
	Shenwan Hongyuan HK, Ltd.	815,000	106,814
	Shun Ho Property Investments, Ltd.	271,173	45,426
	Shun Tak Holdings, Ltd.	29,194,546	9,334,764
*	Sing Tao News Corp., Ltd.	674,000	76,929
	SmarTone Telecommunications Holdings, Ltd.	352,000	207,692
	Soundwill Holdings, Ltd.	1,507,500	1,667,250
*	South China Holdings Co., Ltd.	30,297,751	469,677
	Stella International Holdings, Ltd.	32,500	40,044
	Sun Hung Kai & Co., Ltd.	10,952,688	5,637,483
#	TAI Cheung Holdings, Ltd.	4,492,000	2,811,173
	Tan Chong International, Ltd.	3,879,000	1,018,200
	Tao Heung Holdings, Ltd.	747,000	98,218
	Tern Properties Co., Ltd.	146,000	68,854
	Texwinca Holdings, Ltd.	8,742,000	2,001,729
	Tian Teck Land, Ltd.	450,000	319,154
	Transport International Holdings, Ltd.	719,079	1,498,782
	United Laboratories International Holdings, Ltd. (The)	60,000	49,143
	Untrade CW Group Holdings	1,696,500	9,457
	Upbest Group, Ltd.	4,562,000	480,381
	Vedan International Holdings, Ltd.	6,156,000	650,499
	VSTECS Holdings, Ltd.	2,454,000	2,424,974
	Wai Kee Holdings, Ltd.	836,000	453,881
	Wang On Group, Ltd.	120,680,000	1,041,396
	Wing On Co. International, Ltd.	2,525,500	5,645,632
#	Wing Tai Properties, Ltd.	2,564,749	1,520,013
	Wong’s International Holdings, Ltd.	70,000	19,750

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Xingye Alloy Materials Group, Ltd.	1,405,000	$215,243
	Yue Yuen Industrial Holdings, Ltd.	4,282,000	10,716,809

TOTAL HONG KONG			327,218,582

IRELAND — (0.1%)
*	AIB Group P.L.C.	1,100,703	3,215,662
*	Bank of Ireland Group P.L.C.	2,068,397	12,120,449
*	Permanent TSB Group Holdings P.L.C.	109,538	178,953

TOTAL IRELAND			15,515,064

ISRAEL — (0.9%)
#	Africa Israel Residences, Ltd.	3,874	201,538
#	Albaad Massuot Yitzhak, Ltd.	5,216	112,467
*	Alrov Properties and Lodgings, Ltd.	7,679	402,081
#	Ashtrom Group, Ltd.	326,552	7,031,490
*	Avgol Industries 1953, Ltd.	9,139	8,332
#*	Azorim-Investment Development & Construction Co., Ltd.	952,991	3,930,525
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,784	39,730
	Carasso Motors, Ltd.	175,029	910,920
*	Cellcom Israel, Ltd.	196,703	760,498
*	Cellcom Israel, Ltd.	29,907	114,095
*	Clal Insurance Enterprises Holdings, Ltd.	134,799	2,423,759
	Delek Automotive Systems, Ltd.	28,195	348,586
	Delta-Galil Industries, Ltd.	16,361	448,717
#	Dor Alon Energy in Israel 1988, Ltd.	34,372	884,393
#*	Equital, Ltd.	404,046	10,532,389
#	Formula Systems 1985, Ltd.	86,338	8,264,054
	Hadera Paper, Ltd.	183	12,841
	Harel Insurance Investments & Financial Services, Ltd.	2,462,320	25,788,805
	IES Holdings, Ltd.	239	15,790
	Isracard, Ltd.	102,056	381,248
#	Israel Land Development - Urban Renewal, Ltd.	56,819	738,485
	Isras Investment Co., Ltd.	4,647	1,014,299
*	Issta Lines, Ltd.	2,988	65,362
*	Kamada, Ltd.	15,121	91,180
	Kenon Holdings, Ltd.	64,156	2,112,537
	Kerur Holdings, Ltd.	2,560	77,086
	Mediterranean Towers, Ltd.	202,114	618,339
	Meitav Dash Investments, Ltd.	323,785	1,895,796
	Menora Mivtachim Holdings, Ltd.	515,259	11,242,189
	Mizrahi Tefahot Bank, Ltd.	1	33
*	Naphtha Israel Petroleum Corp., Ltd.	19,857	93,439
	Nawi Brothers, Ltd.	24,479	168,891
*	Neto Malinda Trading, Ltd.	3,217	75,021
	Neto ME Holdings, Ltd.	8,823	359,706
*	Oil Refineries, Ltd.	9,730,345	2,677,504
*	Partner Communications Co., Ltd.	128,188	558,088
	Paz Oil Co., Ltd.	52,365	5,768,810
*	Perion Network, Ltd.	111,810	1,933,116
	Phoenix Holdings, Ltd. (The)	1,516,835	13,468,173
	Plasson Industries, Ltd.	7,374	388,591
	Prashkovsky Investments and Construction, Ltd.	424	13,972
	Raval Ics, Ltd.	14,781	47,756
	Scope Metals Group, Ltd.	8,666	249,957
	Shalag Industries, Ltd.	6,554	25,210
*	Shikun & Binui, Ltd.	181,997	1,221,420
#*	Summit Real Estate Holdings, Ltd.	531,685	8,661,510
	YH Dimri Construction & Development, Ltd.	13,893	825,356

TOTAL ISRAEL			117,004,084

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (3.6%)
	A2A SpA	622,756	$1,218,093
#*	Aeffe SpA	39,000	57,648
	Anima Holding SpA	4,050,560	20,925,195
	Ascopiave SpA	23,292	113,520
	Autostrade Meridionali SpA	7,652	246,819
*	Avio SpA	190,682	3,172,837
*	Banca IFIS SpA	224,553	3,068,940
#*	Banca Popolare di Sondrio SCPA	8,545,793	35,930,347
#	Banca Profilo SpA	2,698,377	744,225
#*	Banca Sistema SpA	933,340	2,333,619
#	Banco BPM SpA	17,759,706	50,512,100
#	Banco di Desio e della Brianza SpA	435,527	1,496,509
*	BPER Banca	15,993,612	36,441,655
	Buzzi Unicem SpA	809,434	21,597,225
*	Cairo Communication SpA	931,193	1,998,816
	Cementir Holding NV	1,558,414	17,390,666
*	CIR SpA-Compagnie Industriali	20,682,145	11,676,826
*	Credito Emiliano SpA	1,513,853	9,345,361
*	d’Amico International Shipping SA	4,318,384	523,752
	Danieli & C Officine Meccaniche SpA	112,077	1,795,176
#	Danieli & C Officine Meccaniche SpA	331,005	8,121,911
	DeA Capital SpA	2,049,517	3,600,139
*	Emak SpA	1,152,554	1,923,808
*	Esprinet SpA	733,994	11,888,835
*	Fincantieri SpA	750,061	578,578
*	FNM SpA	3,771,773	2,989,874
#*	Geox SpA	323,801	346,588
#*	Guala Closures SpA	125,317	1,251,819
*	IMMSI SpA	4,373,744	2,448,884
#*	Intek Group SpA	2,909,563	1,154,172
	Italmobiliare SpA	231,334	8,201,360
*	IVS Group SA	26,868	199,848
	La Doria SpA	135,320	2,783,755
	Leonardo SpA	2,466,223	20,126,005
*	Mediobanca Banca di Credito Finanziario SpA	3,611,871	40,794,262
	Openjobmetis SpA agenzia per il lavoro	9,549	100,074
#*	OVS SpA	3,695,436	7,456,031
#*	Pirelli & C SpA	4,172,708	23,445,001
#*	Prima Industrie SpA	47,785	1,200,405
	Reno de Medici SpA	2,426,572	3,051,987
	Sabaf SpA	947	25,623
	Servizi Italia SpA	38,224	102,946
#*	Societa Cattolica di Assicurazioni SC	2,936,001	17,403,363
*	Sogefi SpA	457,545	777,281
*	Unipol Gruppo SpA	9,915,226	54,187,891
#	UnipolSai Assicurazioni SpA	5,014,386	15,572,694
#	Webuild SpA	3,837,086	8,264,118

TOTAL ITALY			458,586,581

JAPAN — (20.1%)
	77 Bank, Ltd. (The)	787,000	9,884,248
	A&A Material Corp.	4,100	37,417
	Achilles Corp.	250,000	3,193,176
	ADEKA Corp.	1,331,400	25,911,045

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AEON Financial Service Co., Ltd.	438,800	$4,995,022
	Ahresty Corp.	476,500	2,033,273
	Aichi Corp.	228,900	1,785,275
	Aichi Steel Corp.	249,100	7,623,314
	Aichi Tokei Denki Co., Ltd.	24,900	956,315
	Aida Engineering, Ltd.	326,300	2,743,112
	Ainavo Holdings Co., Ltd.	29,900	302,158
	Aiphone Co., Ltd.	123,900	1,946,571
	Airport Facilities Co., Ltd.	558,000	3,100,538
	Aisan Industry Co., Ltd.	869,330	6,148,897
	Akatsuki Corp.	26,600	84,845
	Akita Bank, Ltd. (The)	136,700	1,718,368
	Albis Co., Ltd.	27,600	596,808
	Alconix Corp.	270,599	3,723,384
	Alinco, Inc.	163,200	1,491,224
	Alpen Co., Ltd.	341,400	7,280,712
#	Alpha Corp.	141,900	1,546,004
	Alps Logistics Co., Ltd.	168,000	1,436,490
	Anabuki Kosan, Inc.	17,200	322,527
	AOI Electronics Co., Ltd.	24,100	583,370
	AOI TYO Holdings, Inc.	183,100	1,024,688
	Aomori Bank, Ltd. (The)	348,600	7,285,100
	Aozora Bank, Ltd.	277,500	5,974,829
	Arakawa Chemical Industries, Ltd.	373,600	4,126,875
	Araya Industrial Co., Ltd.	78,900	1,172,917
	Arcland Sakamoto Co., Ltd.	51,700	705,557
	Arcs Co., Ltd.	117,900	2,537,181
#	Arealink Co., Ltd.	105,200	1,209,188
	Arisawa Manufacturing Co., Ltd.	631,082	5,593,153
	Artnature, Inc.	31,100	188,657
	Asahi Broadcasting Group Holdings Corp.	144,700	919,534
	Asahi Diamond Industrial Co., Ltd.	806,300	3,740,601
	Asahi Kogyosha Co., Ltd.	90,924	2,378,931
	Asahi Printing Co., Ltd.	11,900	101,360
	Asahi Yukizai Corp.	334,000	4,169,526
#	Asanuma Corp.	65,700	2,671,187
	Asax Co., Ltd.	24,700	154,998
#*	Ashimori Industry Co., Ltd.	120,399	1,119,837
	Asia Pile Holdings Corp.	551,500	2,565,484
	ASKA Pharmaceutical Holdings Co., Ltd.	202,100	2,539,987
	Asti Corp.	55,500	1,102,474
	Avantia Co., Ltd.	76,100	631,440
	Awa Bank, Ltd. (The)	705,220	14,231,551
	Bando Chemical Industries, Ltd.	437,000	2,853,676
	Bank of Iwate, Ltd. (The)	159,200	2,958,456
#	Bank of Kochi, Ltd. (The)	102,799	776,339
	Bank of Nagoya, Ltd. (The)	13,370	332,600
	Bank of Okinawa, Ltd. (The)	334,940	8,215,087
	Bank of Saga, Ltd. (The)	25,580	316,874
	Bank of the Ryukyus, Ltd.	847,200	5,437,141
	Bank of Toyama, Ltd. (The)	1,700	42,944
	Belluna Co., Ltd.	558,124	5,906,537
#	Bunka Shutter Co., Ltd.	574,300	5,027,508
	Canon Electronics, Inc.	124,900	1,997,233
	Carlit Holdings Co., Ltd.	368,500	2,359,668
	Cawachi, Ltd.	363,500	7,819,117
	Central Glass Co., Ltd.	867,200	17,879,491
	Chiba Kogyo Bank, Ltd. (The)	862,100	2,076,857
	Chino Corp.	50,500	605,271

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chiyoda Integre Co., Ltd.	133,800	$2,298,137
	Chori Co., Ltd.	80,000	1,099,282
	Chubu Shiryo Co., Ltd.	356,600	4,449,720
	Chudenko Corp.	98,560	2,094,016
*	Chuetsu Pulp & Paper Co., Ltd.	159,600	1,777,952
	Chugoku Bank, Ltd. (The)	202,600	1,603,882
	Chukyo Bank, Ltd. (The)	173,600	2,655,503
#	Chuo Gyorui Co., Ltd.	61,100	1,717,194
#	Chuo Spring Co., Ltd.	341,600	3,004,887
#	Chuo Warehouse Co., Ltd.	21,900	218,180
	CI Takiron Corp.	975,800	6,063,314
	Cleanup Corp.	514,900	2,509,742
*	CMK Corp.	928,700	3,719,582
	Comany, Inc.	14,500	141,006
	Corona Corp.	229,400	1,950,186
	Cosmo Energy Holdings Co., Ltd.	412,000	8,825,387
#	Cosmos Initia Co., Ltd.	91,000	383,328
	Create Medic Co., Ltd.	20,800	191,175
	Credit Saison Co., Ltd.	347,600	4,007,306
	CTI Engineering Co., Ltd.	210,800	4,761,710
	Dai Nippon Toryo Co., Ltd.	125,300	980,452
	Daicel Corp.	314,400	2,429,376
	Dai-Dan Co., Ltd.	211,500	5,288,007
	Daido Kogyo Co., Ltd.	165,989	1,292,275
	Daido Metal Co., Ltd.	586,800	2,989,667
	Daido Steel Co., Ltd.	297,000	14,091,626
#	Daihatsu Diesel Manufacturing Co., Ltd.	290,100	1,323,269
	Daiho Corp.	223,900	8,105,365
	Daiichi Jitsugyo Co., Ltd.	133,700	5,155,632
	Daiichi Kensetsu Corp.	12,800	233,773
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	182,900	2,199,124
	Daiken Corp.	2,300	43,380
	Daiki Aluminium Industry Co., Ltd.	589,800	5,260,956
	Daikoku Denki Co., Ltd.	144,200	1,208,229
	Daikyonishikawa Corp.	109,800	758,426
	Dainichi Co., Ltd.	206,900	1,522,789
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	196,800	4,072,397
	Daishi Hokuetsu Financial Group, Inc.	806,043	17,337,255
	Daishinku Corp.	78,000	1,724,872
	Daisue Construction Co., Ltd.	122,100	1,075,629
	Daito Bank, Ltd. (The)	302,100	1,683,455
	Daitron Co., Ltd.	700	11,930
	Daiwa Industries, Ltd.	208,500	2,127,414
	DCM Holdings Co., Ltd.	1,616,800	16,123,518
	Denyo Co., Ltd.	266,500	4,880,017
	DKK Co., Ltd.	14,200	325,545
	DMW Corp.	45,200	1,492,975
	Doutor Nichires Holdings Co., Ltd.	1,700	25,381
	DyDo Group Holdings, Inc.	16,600	769,723
	Dynic Corp.	39,100	274,107
	Eagle Industry Co., Ltd.	224,100	2,379,395
#	EDION Corp.	2,021,100	21,496,417
	Ehime Bank, Ltd. (The)	613,399	5,054,475
	Eizo Corp.	22,000	817,440
	Elematec Corp.	170,600	1,918,793
	Endo Lighting Corp.	212,600	1,322,642
#	Enomoto Co., Ltd.	16,700	310,472
	Eslead Corp.	180,000	2,604,150
	Exedy Corp.	429,700	6,169,470

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FALCO HOLDINGS Co., Ltd.	14,100	$215,424
	FCC Co., Ltd.	38,500	619,607
	Fenwal Controls of Japan, Ltd.	11,200	167,452
	FIDEA Holdings Co., Ltd.	3,232,600	3,669,511
	First Bank of Toyama, Ltd. (The)	183,100	469,185
#	First Juken Co., Ltd.	119,100	1,373,465
	FJ Next Co., Ltd.	348,300	3,251,618
	Foster Electric Co., Ltd.	299,400	3,201,461
	F-Tech, Inc.	276,300	1,754,218
#	Fuji Co., Ltd.	88,700	1,676,554
	Fuji Corp., Ltd.	442,100	2,775,330
	Fuji Die Co., Ltd.	800	4,834
	Fujikura Composites, Inc.	447,800	1,939,365
	Fujikura Kasei Co., Ltd.	453,800	2,205,088
*	Fujikura, Ltd.	2,794,100	14,403,015
	Fujisash Co., Ltd.	1,137,400	822,062
	FuKoKu Co., Ltd.	223,100	1,612,895
	Fukuda Corp.	109,600	4,714,656
	Fukui Bank, Ltd. (The)	84,200	1,312,216
	Fukuyama Transporting Co., Ltd.	113,200	4,344,135
	Furukawa Co., Ltd.	519,000	5,878,268
	Furukawa Electric Co., Ltd.	928,300	24,623,016
	Furuno Electric Co., Ltd.	585,500	5,710,067
	Furusato Industries, Ltd.	166,500	1,964,818
	Fuso Pharmaceutical Industries, Ltd.	52,400	1,132,488
	Futaba Industrial Co., Ltd.	692,100	3,283,230
	Fuyo General Lease Co., Ltd.	277,000	18,455,522
	Gecoss Corp.	327,400	2,678,148
	Geo Holdings Corp.	358,400	3,720,403
	Glory, Ltd.	73,400	1,575,866
	Godo Steel, Ltd.	260,400	4,180,793
	Goldcrest Co., Ltd.	213,530	3,100,052
	Grandy House Corp.	263,700	1,085,639
	GSI Creos Corp.	156,214	1,674,086
	G-Tekt Corp.	411,800	5,251,519
	Gun-Ei Chemical Industry Co., Ltd.	111,400	2,427,385
	Gunma Bank, Ltd. (The)	2,845,096	9,307,324
	Gunze, Ltd.	255,400	9,050,900
	H2O Retailing Corp.	1,250,139	9,795,516
	Hachijuni Bank, Ltd. (The)	574,300	1,963,435
	Hagiwara Electric Holdings Co., Ltd.	116,300	2,752,525
	Hakuto Co., Ltd.	270,600	3,085,235
	Hanwa Co., Ltd.	614,500	18,259,839
	Happinet Corp.	108,100	1,459,262
	Hard Off Corp. Co., Ltd.	63,000	441,518
#	Harima Chemicals Group, Inc.	343,800	2,886,071
	Haruyama Holdings, Inc.	125,500	757,852
	Heian Ceremony Service Co., Ltd.	1,200	9,631
	Heiwa Corp.	246,300	4,175,499
	Heiwa Real Estate Co., Ltd.	258,900	8,816,421
	Heiwado Co., Ltd.	452,124	9,192,749
	Hibiya Engineering, Ltd.	125,000	2,121,700
#	HI-LEX Corp.	71,100	1,083,511
#	Hirakawa Hewtech Corp.	63,700	769,217
	Hirogin Holdings, Inc.	2,054,600	11,357,538
	Hisaka Works, Ltd.	120,400	918,427
	Hitachi Zosen Corp.	1,861,619	14,078,801
#	Hokkaido Coca-Cola Bottling Co., Ltd.	85,399	3,247,768
	Hokkan Holdings, Ltd.	193,700	2,511,094

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokko Chemical Industry Co., Ltd.	324,100	$3,020,541
	Hokkoku Bank, Ltd. (The)	559,316	12,455,599
	Hokuetsu Corp.	2,887,674	14,980,631
	Hokuhoku Financial Group, Inc.	1,846,700	15,560,045
	Hokuriku Electric Industry Co., Ltd.	58,900	493,212
	Hokuriku Electrical Construction Co., Ltd.	154,000	1,601,164
	H-One Co., Ltd.	454,400	3,277,378
	Honshu Chemical Industry Co., Ltd.	11,900	198,844
	Hoosiers Holdings	411,900	2,482,207
	Hosiden Corp.	970,700	9,210,181
	Howa Machinery, Ltd.	150,000	1,262,468
	Hyakugo Bank, Ltd. (The)	1,823,555	5,291,584
	Hyakujushi Bank, Ltd. (The)	364,400	5,083,179
#	Ichikawa Co., Ltd.	23,400	280,912
#	Ichiken Co., Ltd.	62,100	1,069,805
	Ichinen Holdings Co., Ltd.	52,400	611,097
	IDEA Consultants, Inc.	3,800	62,624
	Iino Kaiun Kaisha, Ltd.	1,397,600	6,987,524
#	IJTT Co., Ltd.	433,560	2,179,479
	Ikegami Tsushinki Co., Ltd.	43,400	340,606
*	Imagica Group, Inc.	91,300	424,194
#	Imasen Electric Industrial	119,499	773,934
	Inaba Seisakusho Co., Ltd.	105,100	1,410,477
	Inabata & Co., Ltd.	1,088,600	16,403,148
	Ines Corp.	517,500	6,649,513
	Innotech Corp.	388,900	4,623,820
	I-O Data Device, Inc.	153,500	1,518,248
	I-PEX, Inc.	149,800	2,557,090
	Ise Chemicals Corp.	12,500	371,009
*	Iseki & Co., Ltd.	341,600	4,860,220
	Ishihara Sangyo Kaisha, Ltd.	629,100	5,237,711
*	Ishizuka Glass Co., Ltd.	55,999	950,063
	Itochu Enex Co., Ltd.	712,700	6,798,761
	Itochu-Shokuhin Co., Ltd.	68,000	3,071,509
	Itoham Yonekyu Holdings, Inc.	82,700	532,036
	Itoki Corp.	827,347	2,832,613
	IwaiCosmo Holdings, Inc.	361,600	5,886,171
	Iwaki & Co., Ltd.	597,400	4,006,429
#	Iwasaki Electric Co., Ltd.	158,200	2,155,888
	Iwatsu Electric Co., Ltd.	77,600	655,247
	Iyo Bank, Ltd. (The)	514,200	2,836,162
	J Front Retailing Co., Ltd.	344,200	3,286,532
	Jaccs Co., Ltd.	389,300	7,613,768
	Jafco Group Co., Ltd.	368,500	26,527,554
#	Janome Sewing Machine Co., Ltd.	279,800	1,962,724
#	Japan Asia Group, Ltd.	415,400	3,505,851
*	Japan Display, Inc.	2,822,999	1,184,239
	Japan Foundation Engineering Co., Ltd.	285,700	1,283,908
	Japan Oil Transportation Co., Ltd.	51,521	1,236,285
	Japan Pulp & Paper Co., Ltd.	205,900	6,835,145
	Japan Securities Finance Co., Ltd.	82,400	608,043
	Japan Transcity Corp.	939,100	4,262,917
	Japan Wool Textile Co., Ltd. (The)	698,800	6,244,509
	Jimoto Holdings, Inc.	71,590	451,715
#	JK Holdings Co., Ltd.	231,500	1,691,015
#	JMS Co., Ltd.	356,043	3,293,019
	J-Oil Mills, Inc.	469,800	7,938,664
	Joshin Denki Co., Ltd.	85,600	2,162,861
	JSP Corp.	59,100	961,870

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Juroku Bank, Ltd. (The)	283,300	$5,229,944
	JVCKenwood Corp.	2,570,630	5,587,303
	K&O Energy Group, Inc.	302,300	3,954,170
	Kaga Electronics Co., Ltd.	373,800	8,241,303
	Kamei Corp.	665,300	6,824,686
	Kanaden Corp.	388,500	3,990,126
	Kanagawa Chuo Kotsu Co., Ltd.	7,100	235,647
#	Kanamoto Co., Ltd.	110,300	2,705,941
	Kandenko Co., Ltd.	1,040,300	8,892,850
	Kanefusa Corp.	4,100	22,952
	Kaneka Corp.	54,100	2,107,073
	Kanematsu Corp.	808,300	10,654,639
	Katakura & Co-op Agri Corp.	17,000	187,331
	Katakura Industries Co., Ltd.	229,400	2,914,056
	Kawada Technologies, Inc.	101,200	4,064,924
#	Kawagishi Bridge Works Co., Ltd.	14,699	388,536
	Keihin Co., Ltd.	42,300	535,613
	Keiyo Bank, Ltd. (The)	2,035,600	7,733,226
	KEL Corp.	33,700	290,392
#	Kimura Unity Co., Ltd.	42,900	485,942
	King Co., Ltd.	52,400	250,259
	Kitagawa Corp.	169,500	2,329,118
	Kita-Nippon Bank, Ltd. (The)	151,000	2,465,999
	Kitano Construction Corp.	99,527	2,163,662
	Kitz Corp.	59,500	372,853
	Kiyo Bank, Ltd. (The)	1,263,000	16,611,841
	Koa Corp.	75,989	1,037,884
	Koatsu Gas Kogyo Co., Ltd.	191,300	1,208,238
	Kobe Steel, Ltd.	4,417,100	31,802,074
	Kohnan Shoji Co., Ltd.	392,900	10,627,418
	Kojima Co., Ltd.	197,700	1,606,623
	Kokuyo Co., Ltd.	208,411	3,225,798
	KOMAIHALTEC, Inc.	6,100	109,717
	Komatsu Matere Co., Ltd.	239,700	1,977,211
	Komatsu Wall Industry Co., Ltd.	153,900	2,727,203
	Komehyo Holdings Co., Ltd.	71,100	612,939
	Komeri Co., Ltd.	467,800	12,009,065
	Konica Minolta, Inc.	3,969,600	22,513,957
	Konishi Co., Ltd.	4,900	75,098
	Konoike Transport Co., Ltd.	296,200	3,108,313
*	Kosaido Co., Ltd.	170,200	1,509,745
	KRS Corp.	107,800	1,603,383
	KU Holdings Co., Ltd.	266,500	2,369,337
	Kurabo Industries, Ltd.	481,800	8,005,972
	Kureha Corp.	242,700	16,415,494
	Kurimoto, Ltd.	214,500	3,330,854
	Kuriyama Holdings Corp.	27,500	175,412
	KVK Corp.	2,500	49,237
	Kyodo Printing Co., Ltd.	189,600	4,685,963
	Kyoei Steel, Ltd.	569,700	7,971,247
	Kyokuto Boeki Kaisha, Ltd.	26,900	335,296
	Kyokuto Kaihatsu Kogyo Co., Ltd.	825,750	12,514,899
*	Kyoritsu Printing Co., Ltd.	446,800	535,399
	Kyosan Electric Manufacturing Co., Ltd.	771,800	2,846,496
	Kyowa Electronic Instruments Co., Ltd.	388,700	1,377,508
	Kyowa Leather Cloth Co., Ltd.	326,000	2,202,088
	Kyushu Financial Group, Inc.	1,470,595	5,727,872
	Kyushu Leasing Service Co., Ltd.	39,400	244,201
	Lonseal Corp.	9,900	134,780

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Look Holdings, Inc.	142,799	$1,569,572
	Macnica Fuji Electronics Holdings, Inc.	697,150	14,046,613
	Maeda Corp.	1,470,200	12,562,401
	Maezawa Industries, Inc.	33,900	196,875
#	Maezawa Kasei Industries Co., Ltd.	164,200	1,666,217
	Maezawa Kyuso Industries Co., Ltd.	317,600	3,188,980
	Makino Milling Machine Co., Ltd.	139,600	5,258,354
	Mars Group Holdings Corp.	13,500	194,742
#	Marubun Corp.	154,100	721,418
	Marudai Food Co., Ltd.	511,800	7,856,247
	Maruha Nichiro Corp.	18,300	418,999
	Maruka Corp.	56,600	1,039,056
	Marusan Securities Co., Ltd.	23,300	135,152
#	Maruyama Manufacturing Co., Inc.	36,200	552,541
	Maruzen CHI Holdings Co., Ltd.	25,800	91,668
	Maruzen Showa Unyu Co., Ltd.	283,900	8,262,633
	Matsuda Sangyo Co., Ltd.	209,000	4,245,462
#	Matsui Construction Co., Ltd.	404,100	2,659,310
*	Maxell Holdings, Ltd.	719,100	8,475,614
	Megmilk Snow Brand Co., Ltd.	37,600	754,348
	Meiji Electric Industries Co., Ltd.	31,400	404,899
	Meiji Shipping Co., Ltd.	16,100	71,679
	Meisei Industrial Co., Ltd.	419,300	2,935,909
	Meiwa Corp.	276,300	1,182,722
	Meiwa Estate Co., Ltd.	253,900	1,485,902
	Mikuni Corp.	555,500	1,501,589
	Miraial Co., Ltd.	87,200	1,066,481
	Mirait Holdings Corp.	382,750	6,188,954
	Mitani Corp.	2,700	175,748
#	Mitani Sangyo Co., Ltd.	118,700	438,406
#	Mito Securities Co., Ltd.	60,900	170,829
*	Mitsuba Corp.	493,999	2,978,780
	Mitsubishi Kakoki Kaisha, Ltd.	5,600	137,094
*	Mitsubishi Paper Mills, Ltd.	539,800	1,700,035
	Mitsubishi Shokuhin Co., Ltd.	2,600	70,462
	Mitsuboshi Belting, Ltd.	15,800	241,949
*	Mitsui E&S Holdings Co., Ltd.	30,900	150,852
	Mitsui Matsushima Holdings Co., Ltd.	217,500	1,857,510
	Mitsui Mining & Smelting Co., Ltd.	4,600	156,593
	Mitsui Sugar Co., Ltd.	119,200	1,971,594
	Mitsui-Soko Holdings Co., Ltd.	296,000	5,979,635
	Mitsuuroko Group Holdings Co., Ltd.	612,000	8,002,409
	Miyaji Engineering Group, Inc.	108,400	2,279,970
	Miyazaki Bank, Ltd. (The)	358,426	7,243,146
	Miyoshi Oil & Fat Co., Ltd.	122,000	1,353,032
	Mizuho Leasing Co., Ltd.	372,900	11,157,768
	Mizuno Corp.	243,579	4,805,697
#	MORESCO Corp.	22,900	227,250
	Morito Co., Ltd.	215,100	1,190,052
#	Mory Industries, Inc.	118,400	2,719,443
	Mugen Estate Co., Ltd.	145,900	646,839
	Murakami Corp.	50,800	1,460,764
	Musashino Bank, Ltd. (The)	451,600	6,722,292
	Nachi-Fujikoshi Corp.	7,400	282,493
	Nadex Co., Ltd.	41,100	269,032
	Nafco Co., Ltd.	70,500	1,421,469
	Nagano Bank, Ltd. (The)	99,399	1,061,994
	Nagano Keiki Co., Ltd.	114,800	1,251,204
	Nagase & Co., Ltd.	1,216,700	18,336,096

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nakabayashi Co., Ltd.	506,200	$2,769,964
#	Nakano Corp.	299,500	1,040,136
	Nakayama Steel Works, Ltd.	356,000	1,407,008
	Nakayo, Inc.	18,700	249,709
	Nanto Bank, Ltd. (The)	322,899	5,399,585
	Narasaki Sangyo Co., Ltd.	34,600	647,590
	NEC Capital Solutions, Ltd.	214,400	3,983,900
	Neturen Co., Ltd.	672,800	3,339,989
	NHK Spring Co., Ltd.	1,395,800	10,308,495
#	Nicca Chemical Co., Ltd.	34,000	328,184
#	Nichia Steel Works, Ltd.	476,699	1,309,096
	Nichicon Corp.	226,300	2,221,559
	Nichiden Corp.	48,100	907,769
#	Nichi-iko Pharmaceutical Co., Ltd.	240,700	2,016,740
	Nichimo Co., Ltd.	53,700	958,023
	Nichireki Co., Ltd.	475,900	6,243,763
	Nichirin Co., Ltd.	71,560	1,123,885
	Nihon Denkei Co., Ltd.	41,500	516,499
	Nihon Kagaku Sangyo Co., Ltd.	61,400	733,697
	Nihon Nohyaku Co., Ltd.	559,800	2,799,436
	Nihon Plast Co., Ltd.	274,400	1,410,164
	Nihon Tokushu Toryo Co., Ltd.	156,800	1,459,003
	Nihon Yamamura Glass Co., Ltd.	103,500	879,634
	Nikkato Corp.	1,400	8,851
	Nikko Co., Ltd.	449,400	2,952,063
	Nikkon Holdings Co., Ltd.	521,500	10,938,357
	Nippi, Inc.	13,000	443,420
	Nippn Corp.	318,100	4,542,392
	Nippon Beet Sugar Manufacturing Co., Ltd.	250,800	3,654,801
	Nippon Carbide Industries Co., Inc.	136,200	1,662,380
	Nippon Chemical Industrial Co., Ltd.	192,500	5,159,252
*	Nippon Chemi-Con Corp.	172,300	2,709,007
	Nippon Chemiphar Co., Ltd.	5,500	113,986
	Nippon Coke & Engineering Co., Ltd.	3,394,300	3,104,746
	Nippon Concrete Industries Co., Ltd.	794,100	2,799,661
	Nippon Densetsu Kogyo Co., Ltd.	246,600	4,001,164
	Nippon Electric Glass Co., Ltd.	875,500	22,153,109
	Nippon Felt Co., Ltd.	129,400	515,451
#	Nippon Filcon Co., Ltd.	164,400	748,608
#	Nippon Fine Chemical Co., Ltd.	159,000	2,101,515
	Nippon Hume Corp.	494,400	3,227,662
	Nippon Kayaku Co., Ltd.	213,600	1,975,608
	Nippon Koei Co., Ltd.	272,200	7,354,187
	Nippon Light Metal Holdings Co., Ltd.	1,057,450	20,595,312
	Nippon Paper Industries Co., Ltd.	779,500	9,589,532
	Nippon Pillar Packing Co., Ltd.	266,100	4,307,767
#	Nippon Piston Ring Co., Ltd.	182,100	1,817,343
	Nippon Road Co., Ltd. (The)	175,400	12,738,315
	Nippon Seiki Co., Ltd.	467,100	5,122,476
	Nippon Seisen Co., Ltd.	57,800	2,233,481
	Nippon Signal Co., Ltd.	518,700	4,404,516
	Nippon Soda Co., Ltd.	461,400	13,395,286
	Nippon Steel Trading Corp.	306,380	10,825,293
	Nippon Suisan Kaisha, Ltd.	251,100	1,176,679
	Nippon Thompson Co., Ltd.	1,110,300	6,582,408
	Nippon Tungsten Co., Ltd.	3,900	62,627
	Nippon Yakin Kogyo Co., Ltd.	258,750	4,454,880
	Nishikawa Rubber Co., Ltd.	21,100	266,214
	Nishimatsu Construction Co., Ltd.	876,715	23,335,813

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishimoto Co., Ltd.	3,200	$74,919
	Nishi-Nippon Financial Holdings, Inc.	1,714,600	11,017,426
	Nishio Rent All Co., Ltd.	69,600	1,922,516
	Nissan Shatai Co., Ltd.	424,400	2,735,561
	Nissan Tokyo Sales Holdings Co., Ltd.	479,300	1,052,360
	Nissei Corp.	2,100	20,065
	Nissei Plastic Industrial Co., Ltd.	274,800	2,507,905
	Nisshin Group Holdings Co., Ltd.	772,000	3,321,867
	Nisshin Oillio Group, Ltd. (The)	622,000	17,494,018
	Nisshinbo Holdings, Inc.	2,332,288	17,820,179
	Nissin Corp.	265,600	3,207,405
	Nissin Sugar Co., Ltd.	303,600	4,886,238
	Nitta Gelatin, Inc.	159,600	929,762
	Nittan Valve Co., Ltd.	284,600	572,202
	Nittetsu Mining Co., Ltd.	125,599	8,003,807
	Nitto Fuji Flour Milling Co., Ltd.	33,400	2,233,190
	Nitto Kogyo Corp.	1,400	24,627
	Nitto Kohki Co., Ltd.	8,300	149,475
	Nitto Seiko Co., Ltd.	470,000	2,354,978
	Nittobest Corp.	100	724
	NJS Co., Ltd.	16,700	306,145
	Noda Corp.	77,500	591,494
	NOK Corp.	39,500	509,073
	Noritake Co., Ltd.	161,300	5,337,988
	Noritsu Koki Co., Ltd.	88,700	2,096,666
	Noritz Corp.	404,900	6,029,677
	North Pacific Bank, Ltd.	5,124,200	13,247,578
	Nozawa Corp.	22,200	147,423
	NS United Kaiun Kaisha, Ltd.	242,800	5,075,155
*	NTN Corp.	3,826,000	10,869,970
	Ogaki Kyoritsu Bank, Ltd. (The)	471,300	8,472,174
#	Ohashi Technica, Inc.	156,000	2,044,046
	Oita Bank, Ltd. (The)	200,800	3,461,848
	Okabe Co., Ltd.	402,200	2,695,368
	Okamura Corp.	115,300	1,432,298
	Okasan Securities Group, Inc.	424,700	1,766,405
	Okumura Corp.	218,300	5,467,085
	Okura Industrial Co., Ltd.	212,000	3,713,935
	Okuwa Co., Ltd.	295,700	3,171,139
	Olympic Group Corp.	124,800	875,247
	ONO Sokki Co., Ltd.	52,300	253,396
	Onoken Co., Ltd.	370,900	4,431,847
	Origin Co., Ltd.	93,400	1,143,743
	Osaka Steel Co., Ltd.	426,700	4,887,380
	Osaki Electric Co., Ltd.	772,900	4,042,196
	OUG Holdings, Inc.	11,600	295,521
	Pacific Industrial Co., Ltd.	734,600	7,900,844
	Parker Corp.	31,800	146,407
	Pegasus Sewing Machine Manufacturing Co., Ltd.	241,500	1,150,114
	Piolax, Inc.	403,100	5,494,155
	Press Kogyo Co., Ltd.	2,403,600	7,015,436
	PS Mitsubishi Construction Co., Ltd.	273,300	1,609,917
	Punch Industry Co., Ltd.	218,600	1,100,006
	Rasa Corp.	128,000	1,051,839
	Rasa Industries, Ltd.	12,400	248,599
	Rengo Co., Ltd.	19,700	163,505
	Restar Holdings Corp.	13,500	238,535
	Rhythm Co., Ltd.	224,200	1,602,539
	Ricoh Leasing Co., Ltd.	376,100	11,931,543

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Riken Corp.	161,600	$3,464,396
	Riken Technos Corp.	925,200	4,078,653
	Rix Corp.	13,500	185,429
	Roland DG Corp.	4,400	68,391
*	Ryobi, Ltd.	575,800	8,337,081
	Ryoden Corp.	342,300	5,125,438
	Ryosan Co., Ltd.	48,700	958,547
	S LINE Co., Ltd.	18,800	156,050
	Sakai Chemical Industry Co., Ltd.	400,500	6,915,305
	Sakai Heavy Industries, Ltd.	82,900	1,572,153
	Sakai Ovex Co., Ltd.	128,400	3,487,684
	Sala Corp.	522,500	2,910,480
	San Holdings, Inc.	181,800	1,752,589
	San ju San Financial Group, Inc.	170,319	2,020,014
#	San-Ai Oil Co., Ltd.	1,105,100	12,399,702
	Sanei Architecture Planning Co., Ltd.	13,800	243,455
	San-In Godo Bank, Ltd. (The)	3,030,900	13,913,767
	Sanki Engineering Co., Ltd.	794,500	10,124,214
	Sanko Gosei, Ltd.	21,000	83,980
	Sanko Metal Industrial Co., Ltd.	45,300	1,031,949
	Sankyo Co., Ltd.	318,700	8,240,553
	Sankyo Seiko Co., Ltd.	412,000	1,921,043
	Sankyo Tateyama, Inc.	552,500	4,153,626
	Sansei Technologies, Inc.	14,300	105,595
	Sansha Electric Manufacturing Co., Ltd.	171,100	1,429,823
	Sanyo Chemical Industries, Ltd.	186,100	8,840,646
	Sanyo Denki Co., Ltd.	21,700	1,563,054
	Sanyo Industries, Ltd.	59,400	980,241
*	Sanyo Special Steel Co., Ltd.	454,700	6,885,848
	Sata Construction Co., Ltd.	75,700	297,758
#	Sato Shoji Corp.	235,200	2,087,175
#	Sawada Holdings Co., Ltd.	126,500	828,912
#	Saxa Holdings, Inc.	149,499	2,023,190
	Seibu Electric & Machinery Co., Ltd.	5,500	64,921
	Seika Corp.	168,100	2,552,665
	Seikitokyu Kogyo Co., Ltd.	427,870	3,407,460
	Seiko Holdings Corp.	357,700	6,317,223
	Sekisui Jushi Corp.	165,600	3,214,264
	Sekisui Kasei Co., Ltd.	580,000	3,036,990
	Senshu Electric Co., Ltd.	118,000	3,673,129
	Senshu Ikeda Holdings, Inc.	3,310,000	5,117,136
	Shibusawa Warehouse Co., Ltd. (The)	134,600	2,570,508
	Shiga Bank, Ltd. (The)	451,000	8,913,504
	Shikibo, Ltd.	218,800	1,871,624
	Shikoku Bank, Ltd. (The)	594,900	3,803,367
	Shin Nippon Air Technologies Co., Ltd.	47,120	928,451
	Shinagawa Refractories Co., Ltd.	132,700	3,630,905
*	Shindengen Electric Manufacturing Co., Ltd.	101,400	3,163,139
	Shin-Etsu Polymer Co., Ltd.	126,500	1,199,075
	Shinko Shoji Co., Ltd.	3,500	23,948
	Shinmaywa Industries, Ltd.	47,100	421,926
	Shinnihon Corp.	312,800	2,420,119
	Shinobu Foods Products Co., Ltd.	1,900	10,207
	Shinsho Corp.	106,299	2,190,410
	Shinwa Co., Ltd.	11,800	84,532
	Shizuoka Gas Co., Ltd.	797,800	6,778,380
	Sigma Koki Co., Ltd.	10,900	171,084
	Sinanen Holdings Co., Ltd.	171,500	4,679,772
	Sinfonia Technology Co., Ltd.	14,200	188,223

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sintokogio, Ltd.	722,562	$4,946,627
	SK-Electronics Co., Ltd.	30,900	356,374
	SKY Perfect JSAT Holdings, Inc.	2,481,700	10,440,554
	SMK Corp.	84,099	2,013,193
	SNT Corp.	749,400	1,767,052
#	Soda Nikka Co., Ltd.	215,900	1,057,318
	Sodick Co., Ltd.	594,900	5,391,491
	Soft99 Corp.	80,400	947,347
	Soken Chemical & Engineering Co., Ltd.	53,500	1,018,916
	Space Co., Ltd.	3,300	26,844
	Space Value Holdings Co., Ltd.	312,100	2,129,845
	SPK Corp.	84,836	1,011,252
	Starzen Co., Ltd.	144,000	2,926,647
#	Subaru Enterprise Co., Ltd.	23,100	1,710,960
	Sugimoto & Co., Ltd.	145,800	3,011,307
#	Suminoe Textile Co., Ltd.	162,500	2,978,612
	Sumitomo Mitsui Construction Co., Ltd.	565,600	2,413,223
	Sumitomo Osaka Cement Co., Ltd.	291,299	9,251,202
*	Sumitomo Precision Products Co., Ltd.	52,516	1,039,412
	Sumitomo Riko Co., Ltd.	813,800	5,282,843
	Sumitomo Seika Chemicals Co., Ltd.	64,100	2,278,907
	Sumitomo Warehouse Co., Ltd. (The)	1,186,500	15,364,858
	Sun Frontier Fudousan Co., Ltd.	73,100	638,086
	Suncall Corp.	220,700	903,915
#	Sun-Wa Technos Corp.	253,400	2,542,316
	Suruga Bank, Ltd.	564,400	2,022,657
	Suzuki Co., Ltd.	146,200	1,582,201
*	T RAD Co., Ltd.	153,300	2,664,706
	T&K Toka Co., Ltd.	227,900	1,580,949
	Tachibana Eletech Co., Ltd.	336,420	4,815,535
#	Tachikawa Corp.	222,900	2,643,516
	Tachi-S Co., Ltd.	295,600	3,074,673
#	Tadano, Ltd.	688,100	6,995,701
	Taihei Dengyo Kaisha, Ltd.	325,800	7,913,196
	Taiheiyo Kouhatsu, Inc.	211,700	1,282,840
	Taiho Kogyo Co., Ltd.	395,300	3,490,851
	Taiko Bank, Ltd. (The)	32,000	433,234
	Taisei Oncho Co., Ltd.	200	3,600
#	Takachiho Koheki Co., Ltd.	63,200	630,449
	Takano Co., Ltd.	192,200	1,097,254
	Takaoka Toko Co., Ltd.	196,144	2,688,749
	Takara Leben Co., Ltd.	252,000	807,799
	Takara Standard Co., Ltd.	510,653	7,196,537
	Takasago International Corp.	164,400	3,972,771
	Takashima & Co., Ltd.	42,600	681,526
#	Takashimaya Co., Ltd.	1,164,017	12,867,949
#	TAKEBISHI Corp.	37,600	510,338
	Takisawa Machine Tool Co., Ltd.	98,400	1,026,151
	Tanabe Engineering Corp.	25,500	205,376
	Tatsuta Electric Wire and Cable Co., Ltd.	328,100	1,789,910
	Tayca Corp.	14,500	182,374
	Tbk Co., Ltd.	621,500	2,344,067
#	TECHNO ASSOCIE Co., Ltd.	167,000	1,617,748
#	Techno Ryowa, Ltd.	220,770	1,803,101
	Techno Smart Corp.	1,200	13,899
	Teikoku Tsushin Kogyo Co., Ltd.	163,800	1,596,432
	Tekken Corp.	173,000	2,894,851
	Tenma Corp.	366,400	7,682,888
	Terasaki Electric Co., Ltd.	13,100	145,063

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Tigers Polymer Corp.	292,100	$1,203,711
	Toa Corp.	172,800	1,342,784
#	Toa Corp.	272,200	6,111,593
	Toa Oil Co., Ltd.	123,500	3,066,326
	TOA ROAD Corp.	102,300	4,193,584
	Toabo Corp.	73,100	306,806
	Toagosei Co., Ltd.	1,729,200	19,364,504
#	Tobishima Corp.	179,500	1,797,151
	TOC Co., Ltd.	70,800	460,160
	Toda Corp.	234,500	1,674,166
	Toenec Corp.	215,500	7,499,122
	Togami Electric Manufacturing Co., Ltd.	13,000	233,901
	Toho Acetylene Co., Ltd.	15,900	182,430
	Toho Bank, Ltd. (The)	4,060,100	7,914,613
	Toho Holdings Co., Ltd.	273,800	4,632,221
	Tohoku Bank, Ltd. (The)	181,199	1,719,855
	Tohoku Steel Co., Ltd.	7,500	113,058
	Tokai Lease Co., Ltd.	61,799	791,110
	Tokai Rika Co., Ltd.	781,300	12,648,197
	Tokai Tokyo Financial Holdings, Inc.	148,300	557,112
	Tokushu Tokai Paper Co., Ltd.	117,022	4,717,270
	Tokyo Energy & Systems, Inc.	597,600	5,127,209
	Tokyo Keiki, Inc.	247,576	2,363,222
#	Tokyo Radiator Manufacturing Co., Ltd.	40,400	229,431
*	Tokyo Rope Manufacturing Co., Ltd.	27,000	256,911
	Tokyo Sangyo Co., Ltd.	484,900	2,663,399
	Tokyo Steel Manufacturing Co., Ltd.	16,500	160,212
	Tokyo Tekko Co., Ltd.	137,100	2,384,758
	Tokyu Construction Co., Ltd.	182,200	943,018
	Toli Corp.	1,102,900	2,501,383
	Tomato Bank, Ltd.	162,700	1,530,846
	Tomen Devices Corp.	22,200	797,068
#	Tomoe Corp.	753,500	2,543,646
#	Tomoe Engineering Co., Ltd.	110,200	2,098,370
	Tomoku Co., Ltd.	267,800	4,360,516
	TOMONY Holdings, Inc.	3,047,800	8,208,828
	Tonami Holdings Co., Ltd.	150,700	7,325,155
	Toppan Forms Co., Ltd.	793,100	8,373,187
	Topre Corp.	161,500	2,161,510
	Topy Industries, Ltd.	428,000	5,181,296
	Torigoe Co., Ltd. (The)	66,000	485,377
	Torii Pharmaceutical Co., Ltd.	8,100	191,067
	Tosei Corp.	192,300	1,903,615
	Tottori Bank, Ltd. (The)	61,799	634,402
	Towa Bank, Ltd. (The)	598,600	3,327,169
	Toyo Construction Co., Ltd.	1,311,300	7,031,608
	Toyo Corp.	113,600	1,097,881
#	Toyo Denki Seizo K.K.	126,850	1,460,679
	Toyo Ink SC Holdings Co., Ltd.	648,300	11,968,589
	Toyo Kanetsu K.K.	39,500	905,196
#	Toyo Logistics Co., Ltd.	90,600	261,054
	Toyo Machinery & Metal Co., Ltd.	267,900	1,285,525
	Toyo Tanso Co., Ltd.	192,500	3,776,752
#	Toyo Wharf & Warehouse Co., Ltd.	112,299	1,549,462
	Toyobo Co., Ltd.	1,284,300	15,537,585
	TPR Co., Ltd.	163,100	2,340,663
	Trinity Industrial Corp.	12,100	93,357
	TS Tech Co., Ltd.	351,600	4,902,255
*	TSI Holdings Co., Ltd.	458,220	1,360,559

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsubakimoto Chain Co.	399,400	$10,709,090
	Tsubakimoto Kogyo Co., Ltd.	21,500	675,434
	Tsukishima Kikai Co., Ltd.	272,800	3,021,565
	Tsukuba Bank, Ltd.	1,011,067	1,573,500
	Tsurumi Manufacturing Co., Ltd.	233,200	3,691,226
	TV Asahi Holdings Corp.	271,800	4,981,391
	Tv Tokyo Holdings Corp.	253,400	5,137,012
#	TYK Corp.	597,600	1,712,192
*	UACJ Corp.	857,999	19,906,518
	Ube Industries, Ltd.	252,200	5,099,617
	Ueki Corp.	37,400	513,755
#	Uniden Holdings Corp.	66,499	1,551,549
	Unipres Corp.	619,600	5,947,531
	United Super Markets Holdings, Inc.	78,900	798,295
*	Universal Entertainment Corp.	25,100	610,606
	Utoc Corp.	151,100	716,582
	Valor Holdings Co., Ltd.	11,500	245,671
	Vital KSK Holdings, Inc.	379,215	2,437,462
	Wakachiku Construction Co., Ltd.	185,800	2,164,490
	Wakita & Co., Ltd.	842,400	8,107,867
	Warabeya Nichiyo Holdings Co., Ltd.	242,400	4,314,385
	Wood One Co., Ltd.	120,800	1,604,449
*	World Co., Ltd.	22,000	281,820
	Xebio Holdings Co., Ltd.	507,300	4,020,415
	YAC Holdings Co., Ltd.	29,100	249,171
	Yachiyo Industry Co., Ltd.	100,900	598,906
#	Yagi & Co., Ltd.	1,100	14,540
	Yahagi Construction Co., Ltd.	209,800	1,510,589
	Yaizu Suisankagaku Industry Co., Ltd.	100,200	898,338
	YAMABIKO Corp.	194,696	2,101,656
	Yamagata Bank, Ltd. (The)	242,100	2,226,319
	Yamaguchi Financial Group, Inc.	1,483,848	8,776,702
	Yamanashi Chuo Bank, Ltd. (The)	234,700	1,776,079
	Yamatane Corp.	215,499	2,851,318
#	Yamato Corp.	326,300	1,973,437
	Yamato Kogyo Co., Ltd.	205,500	6,183,557
#	Yamaya Corp.	57,600	1,218,844
	Yamazawa Co., Ltd.	16,000	250,304
	Yasuda Logistics Corp.	266,400	2,276,443
	Yellow Hat, Ltd.	162,000	2,724,133
	Yodogawa Steel Works, Ltd.	411,300	9,076,079
	Yokohama Reito Co., Ltd.	1,157,100	9,275,959
	Yondenko Corp.	83,450	2,467,062
	Yorozu Corp.	456,700	4,948,841
	Yotai Refractories Co., Ltd.	326,700	3,141,560
*	Yuasa Funashoku Co., Ltd.	54,599	1,503,429
	Yuken Kogyo Co., Ltd.	48,400	721,712
	Yurtec Corp.	1,069,900	7,636,086
	Yushiro Chemical Industry Co., Ltd.	182,300	1,840,392
	Yutaka Giken Co., Ltd.	12,800	216,199
	Zaoh Co., Ltd.	28,700	366,100
#	Zenitaka Corp. (The)	49,100	2,025,988

TOTAL JAPAN			2,551,354,045

NETHERLANDS — (3.0%)
	APERAM SA	1,083,382	56,073,070
*	Arcadis NV	528,454	22,228,005
	ASR Nederland NV	2,674,123	116,793,439
*	Boskalis Westminster	1,074,211	34,285,856

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Brunel International NV	14,076	$188,115
*	Fugro NV	57,948	603,242
	Heijmans NV	523,032	8,360,488
*	Hunter Douglas NV	22,678	1,853,840
*	Intertrust NV	4,705	87,114
	Kendrion NV	20,119	562,882
*	Koninklijke BAM Groep NV	45,344	125,566
	Ordina NV	3,054,307	12,722,670
#	SBM Offshore NV	4,305,804	74,742,672
*	Signify NV	957,970	54,402,229
#	SNS NV	4,044,025	0

TOTAL NETHERLANDS			383,029,188

NEW ZEALAND — (0.4%)
*	Air New Zealand, Ltd.	4,276,543	5,313,594
	Arvida Group, Ltd.	1,088,528	1,398,434
	Chorus, Ltd.	4,101,565	19,896,204
	Colonial Motor Co., Ltd. (The)	247,107	1,578,932
	Heartland Group Holdings, Ltd.	2,897,307	3,743,973
*	Kathmandu Holdings, Ltd.	3,398,379	3,520,382
#*	Millennium & Copthorne Hotels New Zealand, Ltd.	838,561	1,465,445
*	New Zealand Refining Co., Ltd. (The)	1,365,702	506,410
#*	NZME, Ltd.	1,169,418	657,140
	Oceania Healthcare, Ltd.	115,770	111,497
	PGG Wrightson, Ltd.	266,886	639,569
	Richina Pacific, Ltd.	832,183	0
#	Sanford, Ltd.	1,039,541	3,441,952
*	SKYCITY Entertainment Group, Ltd.	77,811	198,707
	Summerset Group Holdings, Ltd.	207,020	1,800,171
*	Tourism Holdings, Ltd.	51,197	94,300
*	TOWER, Ltd.	399,189	248,296
	Turners Automotive Group, Ltd.	54,540	144,335

TOTAL NEW ZEALAND			44,759,341

NORWAY — (0.9%)
#*	Akastor ASA	1,271,420	867,271
#*	Aker Solutions ASA	3,801,944	6,616,372
	American Shipping Co., ASA	818,538	3,069,681
#*	Archer, Ltd.	107,934	67,338
	Austevoll Seafood ASA	196,747	2,511,354
#	Avance Gas Holding, Ltd.	1,415,204	7,430,153
*	B2Holding ASA	1,092,193	1,165,395
#	Bonheur ASA	376,335	10,109,064
#*	BW Energy, Ltd.	658,295	2,174,961
	BW LPG, Ltd.	1,589,694	11,760,744
	BW Offshore, Ltd.	2,978,133	11,908,337
#*	DNO ASA	3,180,403	3,712,353
	FLEX LNG, Ltd.	23,801	280,375
#	Frontline, Ltd.	1,246,936	9,546,690
	Hoegh LNG Holdings, Ltd.	98,135	275,185
	Komplett Bank ASA	37,220	46,641
#	Norwegian Finans Holding ASA	93,030	1,026,211
#	Ocean Yield ASA	278,906	999,531
*	Odfjell Drilling, Ltd.	1,550,010	3,716,340
*	Odfjell SE, Class A	295,711	1,011,150
*	Otello Corp. ASA	154,003	609,497
	Pareto Bank ASA	14,266	85,531
#*	PGS ASA	6,437,785	4,436,135

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Sbanken ASA	407,549	$5,064,062
	SpareBank 1 SR-Bank ASA	294,851	3,808,713
	Stolt-Nielsen, Ltd.	582,917	8,740,832
#	Subsea 7 SA	187,773	1,898,571
	Treasure ASA	42,641	87,645
*	Wallenius Wilhelmsen ASA	536,226	1,792,424
	Wilh Wilhelmsen Holding ASA, Class A	224,220	4,686,401
#*	XXL ASA	1,539,579	3,985,128

TOTAL NORWAY			113,490,085

PORTUGAL — (0.2%)
#*	Banco Comercial Portugues SA, Class R	105,593,009	15,789,428
	Corticeira Amorim SGPS SA	166,748	2,034,074
#	Sonae SGPS SA	9,503,553	8,897,080

TOTAL PORTUGAL			26,720,582

SINGAPORE — (1.0%)
	Accordia Golf Trust	1,777,200	28,446
	Amara Holdings, Ltd.	96,100	27,911
#*	Banyan Tree Holdings, Ltd.	2,836,100	713,885
#*	Bonvests Holdings, Ltd.	1,317,380	979,958
#	China Aviation Oil Singapore Corp., Ltd.	210,000	177,906
#	Chip Eng Seng Corp., Ltd.	9,237,498	3,394,741
	Chuan Hup Holdings, Ltd.	6,184,800	1,044,391
	Del Monte Pacific, Ltd.	115,700	29,492
	DMX Technologies Group, Ltd.	3,585,000	0
#*	Ezra Holdings, Ltd.	12,978,893	20,091
	Far East Orchard, Ltd.	4,472,442	3,829,277
	First Sponsor Group, Ltd.	1,045,655	1,106,211
	Fu Yu Corp., Ltd.	576,400	136,191
	GK Goh Holdings, Ltd.	2,099,974	1,570,528
	Golden Agri-Resources, Ltd.	30,990,500	5,812,754
*	GP Industries, Ltd.	847,308	383,743
#	GuocoLand, Ltd.	2,847,400	3,549,471
#	Hanwell Holdings, Ltd.	3,766,143	1,401,257
	Haw Par Corp., Ltd.	101,700	1,007,983
	Hiap Hoe, Ltd.	73,800	36,497
	Ho Bee Land, Ltd.	6,380,300	13,086,522
#	Hong Fok Corp., Ltd.	6,600,060	4,424,180
	Hong Fok Land, Ltd.	4,248,000	0
	Hong Leong Asia, Ltd.	3,261,500	2,541,487
#	Hong Leong Finance, Ltd.	911,600	1,724,639
#	Hotel Grand Central, Ltd.	2,740,988	2,244,012
	Hour Glass, Ltd. (The)	1,116,560	792,613
	Hutchison Port Holdings Trust	22,458,000	5,602,889
#*	Hyflux, Ltd.	6,643,700	829,745
*	Indofood Agri Resources, Ltd.	423,200	103,327
	InnoTek, Ltd.	915,500	662,845
	Japfa, Ltd.	310,459	213,202
	Jurong Technologies Industrial Corp., Ltd.	3,391,000	0
#	k1 Ventures, Ltd.	2,371,600	0
*	Lian Beng Group, Ltd.	6,262,300	2,376,178
	Low Keng Huat Singapore, Ltd.	275,800	103,491
	Metro Holdings, Ltd.	9,738,860	5,516,743
#*	Midas Holdings, Ltd.	29,676,800	802,829
#	OUE, Ltd.	3,921,200	4,325,572
	Oxley Holdings, Ltd.	1,230,049	235,057
	QAF, Ltd.	3,490,308	2,672,701

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*	Raffles Education Corp., Ltd.	3,822,490	$574,110
	Sembcorp Industries, Ltd.	7,316,200	11,629,721
#*	Sembcorp Marine, Ltd.	19,104,458	3,005,778
#	SIIC Environment Holdings, Ltd.	5,454,400	963,909
	Sinarmas Land, Ltd.	387,100	87,304
#	Sing Holdings, Ltd.	1,587,200	453,332
	Sing Investments & Finance, Ltd.	176,600	190,955
#	Singapore Press Holdings, Ltd.	4,594,900	6,344,260
	Singapore Reinsurance Corp., Ltd.	2,999,110	794,246
	Singapura Finance, Ltd.	210,000	136,546
#	Stamford Land Corp., Ltd.	3,984,400	1,240,537
	Straits Trading Co., Ltd.	78,000	161,617
#*	Swiber Holdings, Ltd.	10,173,200	155,952
	Tiong Woon Corp. Holding, Ltd.	2,080,150	721,896
	Tuan Sing Holdings, Ltd.	17,689,677	4,974,857
	United Industrial Corp., Ltd.	1,951,721	4,117,309
	UOB-Kay Hian Holdings, Ltd.	170,112	224,894
	Wee Hur Holdings, Ltd.	611,500	96,444
#	Wing Tai Holdings, Ltd.	7,347,754	10,587,160
	Yangzijiang Shipbuilding Holdings, Ltd.	10,283,300	11,035,667
	Yeo Hiap Seng, Ltd.	316,256	215,972

TOTAL SINGAPORE			131,221,231

SPAIN — (2.3%)
	Acerinox SA	2,381,211	33,018,816
*	Adveo Group International SA	15,262	1,668
	Almirall SA	264,327	4,149,373
*	Atresmedia Corp. de Medios de Comunicacion SA	126,204	607,380
*	Banco de Sabadell SA	32,657,779	20,676,381
	Bankinter SA	8,287,687	45,321,614
	CaixaBank SA	4,546,975	14,545,610
#*	Caja de Ahorros del Mediterraneo	298,813	0
#	Ebro Foods SA	1,774,586	36,286,891
#*	eDreams ODIGEO SA	1,163,510	6,777,544
	Elecnor SA	42,421	530,267
*	Ence Energia y Celulosa SA	1,645,470	7,222,690
	Ercros SA	3,111,521	9,943,577
	Euskaltel SA	1,234,586	16,424,121
*	Gestamp Automocion SA	327,421	1,690,689
	Grupo Catalana Occidente SA	659,460	27,609,108
	Iberpapel Gestion SA	116,358	2,619,493
#	Liberbank SA	1,258,091	444,797
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,287,687	16,241,106
	Mapfre SA	8,067,935	17,333,256
*	Mediaset Espana Comunicacion SA	47,724	303,774
*	Melia Hotels International SA	1,279,154	10,448,411
	Miquel y Costas & Miquel SA	2,067	35,801
	Neinor Homes SA	80,350	1,060,655
	Sacyr SA	5,965,695	16,526,610
#*	Tubacex SA	2,068,746	4,168,653
*	Vocento SA	760,260	975,765

TOTAL SPAIN			294,964,050

SWEDEN — (3.6%)
	AcadeMedia AB	894,316	9,256,785
	Adapteo Oyj	904,439	11,386,716
	Alimak Group AB	214,535	3,698,263
*	Ambea AB	82,297	771,470

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Annehem Fastigheter AB, Class B	620,261	$2,170,551
*	Arise AB	27,536	170,860
	Arjo AB, Class B	2,485,654	24,508,773
*	Attendo AB	513,580	2,992,142
*	Beijer Electronics Group AB	16,339	98,753
	Bergman & Beving AB	442,218	6,735,255
	Betsson AB	1,234,543	11,217,080
#	Bilia AB, Class A	73,722	1,285,071
	BillerudKorsnas AB	862,504	17,614,737
*	Bjorn Borg AB	25,586	70,546
	Bonava AB, Class B	963,999	11,420,976
	Bufab AB	35,502	937,480
	Bulten AB	326,640	4,198,234
	Bure Equity AB	972,895	44,402,957
*	Byggmax Group AB	1,168,397	10,198,681
*	Catella AB	9,682	38,683
	Cloetta AB, Class B	4,512,107	14,123,964
	Dometic Group AB	362,440	5,703,780
*	Doro AB	385,114	2,721,773
*	Duni AB	563,754	7,993,507
#	Dustin Group AB	11,277	140,732
	Elanders AB, Class B	106,260	2,185,409
*	Elos Medtech AB	13,271	264,890
#*	Eltel AB	29,797	91,588
	Fagerhult AB	8,388	57,595
#*	Granges AB	2,296,827	30,785,027
*	Haldex AB	395,283	2,665,871
#*	Hoist Finance AB	1,342,741	5,515,517
*	Humana AB	221,783	2,008,750
#*	International Petroleum Corp	836,077	2,938,497
*	Inwido AB	1,156,183	20,227,591
#*	ITAB Shop Concept AB, Class B	135,825	298,807
	JM AB	864,373	32,021,425
	Lindab International AB	1,739,789	35,409,595
	Loomis AB	158,577	5,192,989
*	Mekonomen AB	702,362	12,055,868
	Midsona AB, Class B	13,731	126,875
*	Millicom International Cellular SA	140,865	5,566,805
*	Momentum Group AB, Class B	293,554	6,837,408
*	New Wave Group AB, Class B	1,437,161	15,428,224
	Nobia AB	487,567	4,237,852
	Nordic Waterproofing Holding AB	205,558	4,387,639
*	Pandox AB	170,468	2,976,430
*	Peab AB, Class B	3,101,307	44,738,150
	Pricer AB, Class B	349,182	1,408,596
#	Ratos AB, Class B	2,164,674	12,739,043
	Resurs Holding AB	1,783,137	9,216,378
*	Rottneros AB	1,431,676	1,662,725
*	Scandi Standard AB	23,341	182,730
*	Scandic Hotels Group AB	1	4
*	Semcon AB	315,288	4,318,644
*	Systemair AB	47,156	1,418,674
	Tethys Oil AB	36,226	262,225
	VBG Group AB, Class B	40,680	853,798

TOTAL SWEDEN			461,939,388

SWITZERLAND — (4.9%)
	Allreal Holding AG	281,115	56,898,860
#	Arbonia AG	948,730	16,426,735

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Aryzta AG	3,477,460	$3,919,909
*	Autoneum Holding AG	48,525	9,378,496
	Baloise Holding AG	48,296	8,166,543
	Banque Cantonale de Geneve	34,351	6,056,184
	Banque Cantonale du Jura SA	5,729	332,494
	Banque Cantonale Vaudoise	89,239	9,097,600
	Bell Food Group AG	38,065	11,900,401
	Bellevue Group AG	134,792	5,715,059
	Berner Kantonalbank AG	45,373	10,610,874
*	Bobst Group SA	105,241	6,997,479
	Bystronic AG	15,915	19,452,576
	Calida Holding AG	45,936	1,801,827
*	Carlo Gavazzi Holding AG	7,796	1,866,851
#	Cicor Technologies, Ltd	16,274	904,674
	Cie Financiere Tradition SA	19,936	2,564,955
*	Dufry AG	490,814	32,299,833
	EFG International AG	1,684,114	14,718,609
	Energiedienst Holding AG	10,717	410,787
#*	Feintool International Holding AG	29,444	2,099,392
*	Flughafen Zurich AG	96,409	17,342,116
*	GAM Holding AG	1,851,465	4,797,499
	Gurit Holding AG	5,911	15,366,165
	Helvetia Holding AG	363,508	43,702,668
*	HOCHDORF Holding AG	2,243	149,787
	Huber & Suhner AG	65,441	5,252,015
	Hypothekarbank Lenzburg AG	20	94,143
*	Implenia AG	349,606	10,190,145
*	Ina Invest Holding AG	48,444	1,006,434
	Investis Holding SA	12,659	1,341,864
*	Jungfraubahn Holding AG	42,455	6,407,074
#	Kudelski SA	185,492	859,844
	Landis+Gyr Group AG	65,801	4,561,252
	Liechtensteinische Landesbank AG	178,397	10,556,824
	Luzerner Kantonalbank AG	19,807	9,353,482
	Metall Zug AG	1,223	2,651,080
	Mobimo Holding AG	73,194	23,258,937
	OC Oerlikon Corp. AG	771,119	9,018,153
	Orell Fuessli AG	244	29,789
	Phoenix Mecano AG	7,255	3,702,187
	Plazza AG, Class A	1,803	633,919
*	Rieter Holding AG	36,908	5,682,573
	Schweiter Technologies AG	5,108	8,289,244
	Siegfried Holding AG	64,976	59,756,184
	St Galler Kantonalbank AG	48,300	22,614,452
	Sulzer AG	30,927	3,523,376
	Swiss Prime Site AG	142,516	13,869,553
#*	Swiss Steel Holding AG	8,752,073	3,013,435
	Thurgauer Kantonalbank	11,153	1,295,224
*	TX Group AG	16,941	1,303,860
	Valiant Holding AG	139,168	15,429,755
*	Valora Holding AG	83,307	17,480,968
	Vaudoise Assurances Holding SA	23,709	12,643,512
	Vetropack Holding AG	124,650	7,542,687
	Vontobel Holding AG	298,197	22,442,917
	VP Bank AG	68,972	8,691,372
*	V-ZUG Holding AG	12,230	1,689,791
	Walliser Kantonalbank	13,514	1,584,027
	Zehnder Group AG	209,362	16,886,708
	Zug Estates Holding AG, Class B	742	1,613,178
	Zuger Kantonalbank AG	245	1,845,670

TOTAL SWITZERLAND			619,094,001

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (16.0%)
	Afren P.L.C.	2,935,351	$0
	Aggreko P.L.C.	5,041,797	60,072,443
	Airtel Africa P.L.C.	74,419	78,484
	Alliance Pharma P.L.C.	909,344	1,205,736
	Anglo Pacific Group P.L.C.	2,139,444	4,105,942
	Anglo-Eastern Plantations P.L.C.	269,907	2,431,735
*	Babcock International Group P.L.C.	7,050,505	28,062,049
*	Balfour Beatty P.L.C.	6,173,421	26,612,671
*	Bank of Georgia Group P.L.C.	721,088	10,176,174
	Begbies Traynor Group P.L.C.	39,043	64,142
	Bellway P.L.C.	2,512,616	125,341,985
*	Biffa P.L.C.	913,316	3,488,817
	Bloomsbury Publishing P.L.C.	806,667	3,360,507
	Bodycote P.L.C.	2,122,987	22,174,629
*	Burford Capital, Ltd.	438,905	5,804,659
*	C&C Group P.L.C.	1,546,774	6,330,420
	Cairn Energy P.L.C.	2,083,594	4,886,168
	Camellia P.L.C.	661	67,080
*	Card Factory P.L.C.	218,913	261,501
	CareTech Holdings P.L.C.	128,936	1,000,859
	Carr’s Group P.L.C.	596,259	1,284,339
	Castings P.L.C.	469,632	2,451,823
	Centamin P.L.C.	29,655,139	43,974,024
	Central Asia Metals P.L.C.	338,245	1,298,521
	Charles Stanley Group P.L.C.	3,600	15,664
	Chemring Group P.L.C.	3,601,182	13,079,284
	Chesnara P.L.C.	1,440,608	5,493,083
#*	Cineworld Group P.L.C.	6,494,677	8,681,667
	Clarkson P.L.C.	11,287	473,272
	Close Brothers Group P.L.C.	3,168,810	69,507,474
*	Countryside Properties P.L.C.	24,106	172,765
*	Crest Nicholson Holdings P.L.C.	5,226,830	29,509,208
	Daily Mail & General Trust P.L.C., Class A	476,779	5,920,415
	Debenhams P.L.C.	90,397	0
*	DFS Furniture P.L.C.	184,968	679,109
	DiscoverIE Group P.L.C.	699,157	7,531,564
	Diversified Gas & Oil P.L.C.	1,320,187	2,224,149
*	Dixons Carphone P.L.C.	16,431,520	31,623,654
	Drax Group P.L.C.	6,150,470	34,749,735
*	Elementis P.L.C.	4,332,316	8,950,770
#*	EnQuest P.L.C.	34,275,485	7,997,110
*	Epwin Group P.L.C.	222,331	323,932
*	Equiniti Group P.L.C.	2,489,145	6,015,066
	Essentra P.L.C.	1,096,352	4,815,929
	Ferrexpo P.L.C.	860,310	5,211,014
*	Firstgroup P.L.C.	24,296,440	24,987,128
#*	Flowtech Fluidpower P.L.C.	90,707	147,081
*	Foxtons Group P.L.C.	403,872	351,252
*	Frasers Group P.L.C.	5,198,136	36,980,940
*	Fuller Smith & Turner P.L.C., Class A	24,158	297,045
	Galliford Try Holdings P.L.C.	1,829,256	3,169,902
*	Gem Diamonds, Ltd.	88,379	84,671
	Genel Energy P.L.C.	2,337,231	5,261,553
*	Georgia Capital P.L.C.	185,345	1,441,107
	Grafton Group P.L.C.	5,485,861	90,375,572

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Grainger P.L.C.	5,113,212	$20,185,489
*	Gulf Keystone Petroleum, Ltd.	3,285,911	8,056,435
	H&T Group P.L.C.	43,468	178,192
*	Halfords Group P.L.C.	4,655,061	24,210,031
*	Harbour Energy P.L.C.	15,577,806	4,382,173
	Hargreaves Services P.L.C.	9,363	44,583
*	Headlam Group P.L.C.	223,695	1,421,049
	Helical P.L.C.	1,386,196	8,113,254
	Henry Boot P.L.C.	1,302,644	4,939,671
	Hochschild Mining P.L.C.	1,783,336	4,574,424
	Hunting P.L.C.	2,346,107	7,960,687
*	Inchcape P.L.C.	3,625,957	39,137,568
*	International Personal Finance P.L.C.	2,474,666	4,358,573
#	Interserve P.L.C.	284,001	0
	Investec P.L.C.	1,089,253	4,383,044
*	IP Group P.L.C.	150,922	267,543
	John Laing Group P.L.C.	3,321,321	14,092,318
#*	John Wood Group P.L.C.	5,423,594	21,085,652
	Jupiter Fund Management P.L.C.	299,848	1,070,292
*	Just Group P.L.C.	2,210,898	3,323,945
	Keller Group P.L.C.	1,709,107	19,530,943
	Lancashire Holdings, Ltd.	2,482,135	24,334,516
*	Lookers P.L.C.	3,634,132	3,327,943
*	LSL Property Services P.L.C.	44,984	254,963
	Man Group P.L.C.	19,409,926	45,118,474
*	Marks & Spencer Group P.L.C.	11,543,602	25,182,929
*	Marston’s P.L.C.	12,156,110	16,252,344
*	Mears Group P.L.C.	2,107,260	5,675,997
*	Mediclinic International P.L.C.	4,092,237	17,339,274
*	Meggitt P.L.C.	8,865,721	57,031,473
	Micro Focus International P.L.C.	213,512	1,522,945
*	Mitchells & Butlers P.L.C.	8,745,185	38,066,018
	MJ Gleeson P.L.C.	515,496	6,124,274
	Morgan Sindall Group P.L.C.	346,968	11,032,348
	MP Evans Group P.L.C.	9,879	100,147
#*	N Brown Group P.L.C.	689,528	623,084
*	National Express Group P.L.C.	9,702,875	40,088,065
*	Norcros P.L.C.	120,845	490,523
	OSB Group P.L.C.	1,800,046	11,918,485
	Paragon Banking Group P.L.C.	6,581,748	42,762,787
*	Pendragon P.L.C.	17,256,798	4,325,431
#*	Petrofac, Ltd.	450,328	818,059
#*	Petropavlovsk P.L.C.	14,314,156	5,074,569
	Pets at Home Group P.L.C.	6,503,858	39,911,429
*	Pharos Energy P.L.C.	1,479,520	540,293
	Phoenix Group Holdings P.L.C.	749,789	7,355,267
*	Playtech P.L.C.	4,316,628	27,732,779
*	Premier Foods P.L.C.	11,642,868	15,683,696
*	Provident Financial P.L.C.	680,097	2,299,901
	QinetiQ Group P.L.C.	412,836	1,892,314
	Quilter P.L.C.	9,337,661	21,088,714
*	Rank Group P.L.C.	226,195	608,896
*	Reach P.L.C.	2,367,554	7,190,519
	Redcentric P.L.C.	62,654	121,136
	Redde Northgate P.L.C.	2,824,385	14,206,061
	Redrow P.L.C.	6,726,728	64,208,881
*	Renewi P.L.C.	3,849,737	2,708,879
*	Restaurant Group P.L.C. (The)	38,596	63,942
	Ricardo P.L.C.	9,677	56,092

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Royal Mail P.L.C.	11,498,732	$78,779,845
*	RPS Group P.L.C.	3,121,617	3,795,745
	RWS Holdings P.L.C.	269,227	2,553,839
	S&U P.L.C.	5,201	179,022
*	Saga P.L.C.	962,207	5,066,037
	Secure Trust Bank P.L.C.	597	9,518
*	Senior P.L.C.	1,244,795	1,861,558
	Serica Energy P.L.C.	59,571	97,707
	Severfield P.L.C.	1,042,921	1,129,873
*	SIG P.L.C.	5,123,749	3,500,798
*	Signature Aviation P.L.C.	3,517,488	19,632,232
*	Speedy Hire P.L.C.	5,865,518	6,176,045
*	Spire Healthcare Group P.L.C.	2,427,532	6,702,885
	St. Modwen Properties P.L.C.	2,996,688	17,973,428
	Stock Spirits Group P.L.C.	2,540,076	9,583,758
#*	Superdry P.L.C.	583,577	2,265,193
*	TBC Bank Group P.L.C.	68,519	921,362
#	Thomas Cook Group P.L.C.	2,914,740	0
	TI Fluid Systems P.L.C.	36,971	151,781
	TP ICAP Group P.L.C.	12,623,769	41,448,321
*	Travis Perkins P.L.C.	4,856,929	103,138,270
*	Trifast P.L.C.	854,919	1,890,766
	TT Electronics P.L.C.	3,270,205	10,756,115
#*	Tullow Oil P.L.C.	15,305,786	11,421,606
	Tyman P.L.C.	1,169,942	6,825,360
*	U & I Group P.L.C.	738,565	969,351
*	Vectura Group P.L.C.	3,381,731	5,257,758
*	Vertu Motors P.L.C	1,402,802	881,090
	Vesuvius P.L.C.	6,981,010	51,838,309
*	Virgin Money UK P.L.C.	1,019,572	2,815,887
	Vistry Group P.L.C.	5,828,761	99,635,688
	Vp P.L.C.	276,189	3,166,733
*	Wickes Group P.L.C.	5,442,240	18,786,249
*	Xaar P.L.C.	28,907	71,375
*	Young & Co’s Brewery P.L.C.	1,117	13,466
*	Young & Co’s Brewery P.L.C., Class A	14,500	277,558

TOTAL UNITED KINGDOM			2,034,629,664

UNITED STATES — (0.1%)
	Ovintiv, Inc.	517,115	12,364,650

TOTAL COMMON STOCKS			12,277,398,878

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Biotest AG	49,522	1,750,147
	Draegerwerk AG & Co., KGaA	178,097	16,625,375
	Jungheinrich AG	183,304	9,589,616
	STO SE & Co., KGaA	27,441	5,203,996

TOTAL GERMANY			33,169,134

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	5,202	21,161
*	Pan American Silver Corp. Rights 02/22/29	1,659,995	1,460,796

TOTAL CANADA			1,481,957

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	10,557,095	$0
* First Sponsor Group, Ltd. Warrants 03/21/29	80,034	16,990

TOTAL SINGAPORE		16,990

TOTAL RIGHTS/WARRANTS		1,498,947

TOTAL INVESTMENT SECURITIES (Cost $9,942,559,336)		12,312,066,959

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	33,200,711	384,132,224

TOTAL INVESTMENTS — (100.0%) (Cost $10,326,649,345)		$12,696,199,183

As of April 30, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	547	06/18/21	$111,326,551	$114,169,840	$2,843,289

Total Futures Contracts			$111,326,551	$114,169,840	$2,843,289

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,051,903,711	—	$1,051,903,711
Austria	—	134,859,487	—	134,859,487
Belgium	$666,673	211,777,681	—	212,444,354
Canada	1,325,416,520	666,573	—	1,326,083,093
China	—	1,352,842	—	1,352,842
Denmark	—	302,958,400	—	302,958,400
Finland	—	324,023,410	—	324,023,410
France	—	526,585,490	—	526,585,490
Germany	—	805,295,490	—	805,295,490
Greece	—	2,065	—	2,065
Hong Kong	215,243	327,003,339	—	327,218,582
Ireland	—	15,515,064	—	15,515,064
Israel	205,275	116,798,809	—	117,004,084
Italy	—	458,586,581	—	458,586,581
Japan	—	2,551,354,045	—	2,551,354,045
Netherlands	—	383,029,188	—	383,029,188
New Zealand	—	44,759,341	—	44,759,341
Norway	—	113,490,085	—	113,490,085
Portugal	—	26,720,582	—	26,720,582
Singapore	—	131,221,231	—	131,221,231
Spain	16,241,106	278,722,944	—	294,964,050
Sweden	2,938,497	459,000,891	—	461,939,388
Switzerland	—	619,094,001	—	619,094,001
United Kingdom	18,786,249	2,015,843,415	—	2,034,629,664

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$12,364,650	—	—	$12,364,650
Preferred Stocks Germany	—	$33,169,134	—	33,169,134
Rights/Warrants Canada	—	1,481,957	—	1,481,957
Singapore	—	16,990	—	16,990
Securities Lending Collateral	—	384,132,224	—	384,132,224
Futures Contracts**	2,843,289	—	—	2,843,289

TOTAL	$1,379,677,502	$11,319,364,970	—	$12,699,042,472

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.3%)
*	A2B Australia, Ltd.	175,655	$172,968
	Accent Group, Ltd.	350,750	793,247
	Adairs, Ltd.	2,075	7,386
	Adbri, Ltd.	327,958	810,416
*	Afterpay, Ltd.	1,510	135,999
#*	Alkane Resources, Ltd.	246,023	139,300
*	Alliance Aviation Services, Ltd.	32,530	105,250
	ALS, Ltd.	163,753	1,326,029
	Altium, Ltd.	21,328	486,400
	Alumina, Ltd.	686,498	909,662
#*	AMA Group, Ltd.	280,091	119,310
	AMP, Ltd.	1,973,334	1,694,596
	Ampol, Ltd.	83,499	1,645,921
	Ansell, Ltd.	48,118	1,565,292
#	APN Property Group, Ltd.	94,208	40,989
*	Arafura Resources, Ltd.	138,972	19,224
	ARB Corp., Ltd.	30,504	915,190
*	Ardent Leisure Group, Ltd.	108,911	72,005
	Aristocrat Leisure, Ltd.	26,438	754,073
	Asaleo Care, Ltd.	350,945	380,986
	ASX, Ltd.	5,570	312,972
	Atlas Arteria, Ltd.	28,590	132,509
	AUB Group, Ltd.	32,014	502,474
#	Aurelia Metals, Ltd.	1,353,634	435,725
	Aurizon Holdings, Ltd.	283,029	814,266
	AusNet Services	58,906	86,222
	Austal, Ltd.	284,145	527,288
	Austin Engineering, Ltd.	157,754	17,604
	Australia & New Zealand Banking Group, Ltd.	274,007	6,045,766
*	Australian Agricultural Co., Ltd.	366,526	324,364
	Australian Ethical Investment, Ltd.	8,392	56,251
	Australian Finance Group, Ltd.	115,639	250,181
	Australian Pharmaceutical Industries, Ltd.	366,712	334,515
*	Australian Strategic Materials, Ltd.	54,803	201,752
	Auswide Bank, Ltd.	10,422	51,434
	AVJennings, Ltd.	78,694	32,761
	Baby Bunting Group, Ltd.	57,702	278,050
	Bank of Queensland, Ltd.	650,623	4,509,241
	Bapcor, Ltd.	164,906	980,181
	Base Resources, Ltd.	90,567	19,195
	Beach Energy, Ltd.	1,801,011	1,745,662
	Beacon Lighting Group, Ltd.	8,390	11,741
	Bega Cheese, Ltd.	315,233	1,550,730
	Bell Financial Group, Ltd.	21,228	29,437
	Bendigo & Adelaide Bank, Ltd.	320,110	2,539,894
	BHP Group, Ltd.	178,389	6,492,625
	Bingo Industries, Ltd.	79,496	208,803
	Blackmores, Ltd.	6,716	369,927
	BlueScope Steel, Ltd.	236,452	3,908,935
*	Boral, Ltd.	561,741	2,675,574
	Brambles, Ltd.	80,792	647,218
	Bravura Solutions, Ltd.	141,527	306,503
	Breville Group, Ltd.	50,952	1,020,392
	Brickworks, Ltd..	89,732	1,400,770
	BWX, Ltd	84,935	307,025

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Capitol Health, Ltd.	405,792	$117,152
	Cardno, Ltd.	201,915	122,959
#*	Carnarvon Petroleum, Ltd.	179,808	35,864
	Carsales.com, Ltd.	69,375	1,059,819
	Cash Converters International, Ltd.	283,549	50,346
	Cedar Woods Properties, Ltd.	71,059	401,248
*	Centrebet Litigation	6,648	0
*	Centrebet Litigation Claim	6,648	0
	Challenger, Ltd.	645,886	2,535,287
#*	CIMIC Group, Ltd.	12,979	193,227
*	City Chic Collective, Ltd.	7,663	27,523
*	Clean Seas Seafood, Ltd.	51,077	25,091
	Cleanaway Waste Management, Ltd.	614,331	1,346,811
	Clinuvel Pharmaceuticals, Ltd.	10,021	223,605
	Cochlear, Ltd.	3,207	548,973
	Codan, Ltd.	96,379	1,319,823
	Coles Group, Ltd.	34,155	428,907
*	Collection House, Ltd.	117,176	19,869
	Collins Foods, Ltd.	121,772	1,065,840
	Commonwealth Bank of Australia	93,348	6,390,284
	Computershare, Ltd.	121,062	1,316,268
#*	Cooper Energy, Ltd.	945,714	177,567
*	Corporate Travel Management, Ltd.	27,611	391,300
	Costa Group Holdings, Ltd.	292,366	1,048,753
	Credit Corp. Group, Ltd.	37,262	829,147
*	Crown Resorts, Ltd.	261,575	2,456,365
	CSR, Ltd.	438,908	2,015,724
*	Dacian Gold, Ltd.	73,130	19,900
	Data#3, Ltd.	87,623	418,342
*	Decmil Group, Ltd.	77,199	32,117
	Deterra Royalties, Ltd.	109,220	366,173
#	Dicker Data, Ltd.	16,739	135,061
*	Domain Holdings Australia, Ltd.	119,397	465,917
	Domino’s Pizza Enterprises, Ltd.	19,131	1,571,078
	Downer EDI, Ltd.	653,045	2,821,106
#	Eagers Automotive, Ltd.	87,426	1,052,036
*	Eclipx Group, Ltd.	298,743	437,083
	Elanor Investor Group	11,398	14,778
	Elders, Ltd.	109,707	1,028,031
#*	Emeco Holdings, Ltd.	358,517	261,462
#*	Energy World Corp., Ltd.	1,371,925	121,546
	Enero Group, Ltd.	31,796	78,498
	EQT Holdings, Ltd..	8,837	166,493
*	Estia Health, Ltd	259,321	490,089
	Euroz, Ltd.	1,278	1,571
	EVENT Hospitality and Entertainment, Ltd.	77,959	765,495
	Evolution Mining, Ltd.	390,263	1,381,844
#*	FAR, Ltd.	1,466,257	4,631
	Finbar Group, Ltd.	18,455	11,620
	Fleetwood, Ltd.	85,236	166,345
#*	Flight Centre Travel Group, Ltd.	44,881	575,377
	Fortescue Metals Group, Ltd.	186,875	3,233,183
#*	Freedom Foods Group, Ltd.	77,146	24,304
	G8 Education, Ltd.	828,999	636,737
*	Galaxy Resources, Ltd.	302,402	906,208
	Genworth Mortgage Insurance Australia, Ltd.	272,071	571,473
	Gold Road Resources, Ltd.	387,738	379,107
	GrainCorp, Ltd., Class A	206,682	813,174
	Grange Resources, Ltd.	490,389	215,290

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Greenland Minerals, Ltd.	712,099	$43,889
	GUD Holdings, Ltd.	83,095	854,351
	GWA Group, Ltd.	185,891	427,988
	Hansen Technologies, Ltd.	115,264	505,356
#	Harvey Norman Holdings, Ltd.	319,730	1,297,041
	Healius, Ltd.	1,052,353	3,346,744
#	Helloworld Travel, Ltd.	19,262	27,544
*	Hot Chili, Ltd.	1,580,508	45,763
*	HT&E, Ltd.	211,508	291,368
	HUB24, Ltd.	14,688	284,919
#*	Humm Group, Ltd.	459,207	314,774
*	Huon Aquaculture Group, Ltd.	14,978	29,036
	IDP Education, Ltd.	32,851	573,806
	IGO, Ltd.	438,876	2,507,753
	Iluka Resources, Ltd.	109,220	647,368
	Imdex, Ltd.	271,537	394,794
*	Incitec Pivot, Ltd.	1,096,553	2,225,903
	Infomedia, Ltd.	182,685	221,109
#	Inghams Group, Ltd.	136,500	343,707
	Insurance Australia Group, Ltd.	114,207	430,310
	Intega Group, Ltd.	201,915	79,040
	Integral Diagnostics, Ltd.	92,684	324,622
#	Integrated Research, Ltd.	47,760	93,445
#	InvoCare, Ltd.	83,339	725,873
	IOOF Holdings, Ltd.	365,343	1,026,183
	IPH, Ltd.	72,494	395,529
	IRESS, Ltd.	103,353	802,294
	IVE Group, Ltd.	102,492	108,001
	James Hardie Industries P.L.C.	29,101	959,005
	James Hardie Industries P.L.C., Sponsored ADR	1,506	50,044
*	Japara Healthcare, Ltd.	257,296	199,940
	JB Hi-Fi, Ltd.	62,518	2,224,076
	Johns Lyng Group, Ltd.	36,731	115,470
	Juno Minerals, Ltd.	62,843	3,950
	Jupiter Mines, Ltd.	1,025,925	267,806
*	Karoon Energy, Ltd.	513,750	502,962
*	Kingsgate Consolidated, Ltd.	56,400	36,535
#	Kogan.com, Ltd.	19,650	167,098
	Lendlease Corp., Ltd.	85,192	832,472
	Lifestyle Communities, Ltd.	49,025	528,217
	Link Administration Holdings, Ltd.	254,876	976,584
	Lovisa Holdings, Ltd.	6,602	73,899
*	Lynas Rare Earths, Ltd.	3,634	15,303
	MACA, Ltd.	287,000	203,628
	Macmahon Holdings, Ltd.	971,526	141,905
	Macquarie Group, Ltd.	20,294	2,501,497
*	Macquarie Telecom Group, Ltd.	832	33,245
	Magellan Financial Group, Ltd.	25,900	964,900
*	Mayne Pharma Group, Ltd.	1,361,330	423,148
	McMillan Shakespeare, Ltd.	51,609	440,748
#	McPherson’s, Ltd.	112,966	132,831
	Medibank Pvt, Ltd.	548,130	1,300,533
	Medusa Mining, Ltd.	139,491	85,982
#*	Mesoblast, Ltd.	176,885	268,765
	Metcash, Ltd.	993,037	2,720,621
	Mineral Resources, Ltd.	104,774	3,826,392
*	MMA Offshore, Ltd.	206,966	49,985
	MNF Group, Ltd.	23,458	104,492
	Moelis Australia, Ltd.	18,966	79,124

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Monadelphous Group, Ltd.	62,514	$611,217
	Monash IVF Group, Ltd.	261,809	172,197
	Money3 Corp., Ltd.	116,116	278,184
	Mortgage Choice, Ltd.	78,728	116,527
	Mount Gibson Iron, Ltd.	496,177	352,850
*	Myer Holdings, Ltd.	960,406	232,435
	MyState, Ltd.	69,768	235,785
	National Australia Bank, Ltd.	308,973	6,322,877
	Navigator Global Investments, Ltd.	162,418	190,529
*	nearmap, Ltd.	9,565	15,665
*	Neometals, Ltd.	48,923	19,936
	Netwealth Group, Ltd.	38,924	445,540
	New Energy Solar, Ltd.	28,569	17,319
	New Hope Corp., Ltd.	529,216	472,647
	Newcrest Mining, Ltd.	8,566	175,072
*	NEXTDC, Ltd.	35,398	314,807
	nib holdings, Ltd.	242,329	1,153,243
	Nick Scali, Ltd.	48,096	414,288
	Nine Entertainment Co. Holdings, Ltd.	1,495,245	3,289,661
	Northern Star Resources, Ltd.	334,017	2,683,637
	NRW Holdings, Ltd.	431,557	643,178
*	Nufarm, Ltd.	249,425	1,001,155
	Objective Corp., Ltd.	4,057	41,168
	OFX Group, Ltd.	129,462	119,952
	Oil Search, Ltd.	631,136	1,822,973
	Omni Bridgeway, Ltd.	106,202	307,774
*	oOh!media, Ltd.	614,036	806,407
	Orica, Ltd.	51,811	539,413
	Origin Energy, Ltd.	372,323	1,190,533
*	Orocobre, Ltd.	286,081	1,473,361
	Orora, Ltd.	563,257	1,378,182
	Over the Wire Holdings, Ltd.	13,915	49,526
	OZ Minerals, Ltd.	303,379	5,534,886
	Pacific Current Group, Ltd.	51,154	218,446
#	Pacific Smiles Group, Ltd.	19,803	43,612
	Pact Group Holdings, Ltd.	176,261	492,985
*	Panoramic Resources, Ltd.	1,056,690	129,775
	Peet, Ltd.	242,729	229,280
	Pendal Group, Ltd.	163,617	928,073
*	Peninsula Energy, Ltd.	149,736	14,351
	Perenti Global, Ltd.	719,300	602,147
	Perpetual, Ltd.	47,946	1,277,870
*	Perseus Mining, Ltd.	1,083,530	1,014,137
*	Pilbara Minerals, Ltd.	1,495,901	1,302,329
	Platinum Asset Management, Ltd.	173,919	631,447
	Premier Investments, Ltd.	60,680	1,228,793
#	Pro Medicus, Ltd.	20,210	734,144
	Propel Funeral Partners, Ltd.	4,477	10,850
	PSC Insurance Group, Ltd.	8,350	22,837
	PWR Holdings, Ltd.	3,027	13,965
*	Qantas Airways, Ltd.	72,478	274,916
	QBE Insurance Group, Ltd.	349,750	2,645,708
	Qube Holdings, Ltd.	568,371	1,316,075
	Ramelius Resources, Ltd.	584,138	757,345
	Ramsay Health Care, Ltd.	14,956	775,308
	REA Group, Ltd.	3,734	454,296
*	ReadyTech Holdings, Ltd.	8,174	13,117
	Reckon, Ltd.	24,980	15,385
#*	Redbubble, Ltd.	3,548	11,161

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Redcape Hotel Group	19,025	$14,807
	Reece, Ltd.	20,461	320,121
#	Regis Healthcare, Ltd.	69,376	122,934
	Regis Resources, Ltd.	483,653	964,192
*	Reject Shop, Ltd. (The)	2,429	11,297
	Reliance Worldwide Corp., Ltd.	410,417	1,555,629
#*	Resolute Mining, Ltd.	472,459	175,693
*	Retail Food Group, Ltd.	437,597	24,836
#	Rhipe, Ltd.	14,932	22,700
#*	Ridley Corp., Ltd.	146,475	120,396
	Rio Tinto, Ltd.	28,857	2,682,111
*	RPMGlobal Holdings, Ltd.	72,882	82,313
*	Salmat, Ltd.	16,043	0
	Sandfire Resources, Ltd.	194,428	995,029
	Santos, Ltd.	725,269	3,850,026
	SeaLink Travel Group, Ltd.	26,121	202,844
*	SEEK, Ltd.	26,845	639,774
#	Select Harvests, Ltd.	128,259	606,279
#	Senex Energy, Ltd.	141,393	340,035
	Servcorp, Ltd.	42,286	115,431
	Service Stream, Ltd.	323,137	255,135
#	Seven Group Holdings, Ltd.	31,578	521,931
#*	Seven West Media, Ltd.	246,399	89,732
	SG Fleet Group, Ltd.	59,084	138,356
	Shaver Shop Group, Ltd.	54,108	44,056
	Sigma Healthcare, Ltd.	1,302,866	600,564
*	Silver Lake Resources, Ltd.	574,663	764,770
	Sims, Ltd.	124,195	1,505,677
	SmartGroup Corp., Ltd.	17,862	96,703
	Sonic Healthcare, Ltd.	30,713	848,906
	South32, Ltd.	912,829	2,009,636
*	Southern Cross Media Group, Ltd.	216,813	310,901
	Spark Infrastructure Group	187,493	316,659
#*	Speedcast International, Ltd.	198,889	0
	St Barbara, Ltd.	732,180	1,034,869
*	Star Entertainment Grp, Ltd. (The)	775,034	2,370,475
	Steadfast Group, Ltd.	261,413	838,672
	Suncorp Group, Ltd.	282,414	2,284,035
	Sunland Group, Ltd.	67,813	122,882
*	Sunrise Energy Metals, Ltd.	15,847	27,027
	Super Retail Group, Ltd.	182,119	1,672,742
*	Superloop, Ltd.	124,659	99,561
*	Syrah Resources, Ltd.	462,383	417,228
	Tabcorp Holdings, Ltd.	552,317	2,105,901
#	Tassal Group, Ltd.	251,201	714,295
	Technology One, Ltd.	134,332	980,018
	Telstra Corp., Ltd.	180,573	471,724
#*	Temple & Webster Group, Ltd.	1,595	13,057
*	Tiger Resources, Ltd.	335,407	52
	TPG Telecom, Ltd.	96,322	408,940
	Treasury Wine Estates, Ltd.	79,486	614,271
*	Tuas, Ltd.	41,766	20,328
	United Malt Grp, Ltd.	195,855	688,983
*	Virgin Australia Holdings, Ltd.	272,729	0
	Virtus Health, Ltd.	66,783	293,631
	Vita Group, Ltd.	136,175	86,768
	Viva Energy Group, Ltd.	665,281	999,006
*	Vocus Group, Ltd.	575,992	2,427,968
#	WAM Capital, Ltd.	46,050	82,471

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Webjet, Ltd.	143,224	$547,040
	Wesfarmers, Ltd.	36,539	1,523,175
	Western Areas, Ltd.	324,995	574,982
*	Westgold Resources, Ltd.	247,123	408,125
	Westpac Banking Corp.	357,485	6,888,976
	Westpac Banking Corp., Sponsored ADR	9,009	173,874
*	Whitehaven Coal, Ltd.	794,208	777,571
	Woodside Petroleum, Ltd.	130,701	2,279,513
	Woolworths Group, Ltd.	37,895	1,149,319
	Worley, Ltd.	172,057	1,427,708
*	Xero, Ltd.	3,203	348,921

TOTAL AUSTRALIA			235,940,575

AUSTRIA — (0.7%)
	Addiko Bank AG	1,922	31,503
	Agrana Beteiligungs AG	12,744	275,717
*	ams AG	72,781	1,261,893
	ANDRITZ AG	37,161	2,019,371
	AT&S Austria Technologie & Systemtechnik AG	25,068	965,481
	Atrium European Real Estate, Ltd.	33,975	110,612
	BAWAG Group AG	2,090	112,740
#*	DO & CO AG	3,767	321,366
*	Erste Group Bank AG	74,800	2,658,560
	EVN AG	35,368	807,085
*	FACC AG	6,832	72,547
*	Flughafen Wien AG	2,852	104,027
*	IMMOFINANZ AG	10,817	225,071
#*	Kapsch TrafficCom AG	2,499	44,113
#*	Lenzing AG	4,527	597,602
	Mayr Melnhof Karton AG	3,500	726,389
	Oberbank AG	847	87,773
#	Oesterreichische Post AG	16,719	741,180
	OMV AG	32,043	1,575,185
	Palfinger AG	8,726	393,523
*	POLYTEC Holding AG	8,231	107,325
*	Porr AG	11,063	210,140
	Raiffeisen Bank International AG	124,108	2,711,464
	Rosenbauer International AG	1,017	69,468
	S IMMO AG	19,003	493,348
	Schoeller-Bleckmann Oilfield Equipment AG	6,259	267,454
	Semperit AG Holding	6,249	283,178
	Strabag SE	15,023	596,113
	Telekom Austria AG	92,396	755,136
	UBM Development AG	2,555	124,688
	UNIQA Insurance Group AG	138,366	1,110,608
#	Verbund AG	1,188	97,562
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	974,067
	voestalpine AG	103,946	4,509,623
	Wienerberger AG	13,837	542,468
	Zumtobel Group AG	24,911	252,441

TOTAL AUSTRIA			26,236,821

BELGIUM — (1.2%)
	Ackermans & van Haaren NV	19,804	3,166,549
	Ageas SA	84,602	5,116,704
*	AGFA-Gevaert NV	187,959	925,366
*	Akka Technologies	14,912	426,165
#	Anheuser-Busch InBev SA	27,589	1,954,197

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Anheuser-Busch InBev SA, Sponsored ADR	6,428	$456,131
*	Argenx SE, ADR	1,269	363,835
	Atenor	3,815	277,995
	Banque Nationale de Belgique	69	153,059
	Barco NV	29,442	749,105
	Bekaert SA	38,406	1,686,232
*	bpost SA	91,565	973,127
*	Cie d’Entreprises CFE	8,822	893,272
*	Deceuninck NV	61,276	207,023
	D’ieteren SA	29,431	3,195,695
	Econocom Group SA	133,821	535,320
#	Elia Group SA	6,355	687,922
	Etablissements Franz Colruyt NV	11,843	702,048
	Euronav NV	28,877	248,900
#*	Euronav NV	55,170	470,048
*	EVS Broadcast Equipment SA	10,761	227,642
*	Exmar NV	34,718	145,900
	Fagron	35,143	788,279
*	Galapagos NV, Sponsored ADR	659	51,250
	Gimv NV	22,005	1,381,052
*	Greenyard NV	10,295	107,486
#	Immobel SA	4,049	319,474
*	KBC Group NV	58,430	4,533,498
*	Kinepolis Group NV	8,679	471,114
	Lotus Bakeries NV	173	942,238
	Melexis NV	10,065	1,095,679
*	Ontex Group NV	64,503	840,731
	Orange Belgium SA	20,431	539,943
#*	Oxurion NV	14,207	45,020
	Picanol	1,255	116,155
#	Proximus SADP	45,741	974,510
	Recticel SA	42,061	641,912
	Resilux	786	159,786
*	Roularta Media Group NV	1,845	32,927
	Shurgard Self Storage SA	4,178	194,365
#*	Sipef NV	5,476	310,396
	Solvay SA	27,406	3,485,016
	Telenet Group Holding NV	11,802	504,672
	TER Beke SA	539	74,626
*	Tessenderlo Group SA	27,512	1,174,154
	UCB SA	4,807	445,119
#	Umicore SA	19,763	1,200,851
	Van de Velde NV	4,118	126,102
	Viohalco SA	25,814	156,780

TOTAL BELGIUM			44,275,370

CANADA — (10.2%)
*	5N Plus, Inc.	52,215	175,020
#	Absolute Software Corp.	14,551	217,942
	Acadian Timber Corp.	7,976	131,727
#*	AcuityAds Holdings, Inc.	9,767	111,325
#*	Advantage Oil & Gas, Ltd.	215,003	570,239
	Aecon Group, Inc.	72,335	1,098,134
*	Africa Oil Corp.	329,400	321,588
#	AG Growth International, Inc.	12,160	426,389
	AGF Management, Ltd., Class B	90,237	557,948
	Agnico Eagle Mines, Ltd.	10,163	634,578
#*	Aimia, Inc.	62,327	248,973
*	Air Canada	14,400	290,191

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	AirBoss of America Corp.	12,431	$414,653
	Alamos Gold, Inc., Class A	307,987	2,468,103
	Alamos Gold, Inc., Class A	61,980	495,840
	Alaris Equity Partners Income	10,682	147,826
*	Alcanna, Inc.	19,655	120,890
	Algoma Central Corp.	4,796	65,981
	Algonquin Power & Utilities Corp.	16,991	274,118
	Algonquin Power & Utilities Corp.	7,800	125,892
	Alimentation Couche-Tard, Inc., Class B	20,671	700,441
#	AltaGas, Ltd.	110,314	2,061,516
#	Altius Minerals Corp.	42,307	576,186
#	Altus Group, Ltd.	12,866	650,130
#*	Americas Gold & Silver Corp.	57,200	123,321
*	Amerigo Resources, Ltd.	29,500	29,760
	Andrew Peller, Ltd., Class A	21,300	196,511
#*	Aphria, Inc.	246,838	3,796,368
	ARC Resources, Ltd.	594,003	3,735,623
*	Argonaut Gold, Inc.	242,354	532,365
*	Aritzia, Inc.	41,900	1,045,497
	Atco, Ltd., Class I	9,500	326,083
#*	Athabasca Oil Corp.	419,433	204,743
*	ATS Automation Tooling Systems, Inc.	22,145	534,190
#*	Aurora Cannabis, Inc.	2,358	21,009
#*	Aurora Cannabis, Inc.	10,494	93,817
*	AutoCanada, Inc.	30,619	1,179,771
	B2Gold Corp.	570,876	2,749,531
#	Badger Daylighting, Ltd.	20,326	687,593
	Bank of Montreal 063671101	50,694	4,782,472
#	Bank of Montreal 063671952	34,642	3,269,592
	Bank of Nova Scotia (The) 064149107	102,743	6,543,702
	Bank of Nova Scotia (The) 064149958	35,900	2,286,046
	Barrick Gold Corp.	16,141	342,996
	Barrick Gold Corp.	45,774	976,407
*	Bausch Health Cos., Inc.	40,515	1,303,368
	BCE, Inc.	4,000	189,074
	BCE, Inc.	2,572	121,527
#	Birchcliff Energy, Ltd.	262,868	667,248
	Bird Construction, Inc.	22,559	166,281
*	Black Diamond Group, Ltd.	21,857	70,240
#*	BlackBerry, Ltd. 09228F103	61,254	540,873
*	Bombardier, Inc., Class B	301,820	225,908
#	Bonterra Energy Corp.	14,474	41,450
#	Boralex, Inc., Class A	30,504	977,796
	Bridgemarq Real Estate Services	1,900	25,815
	Brookfield Asset Management, Inc., Class A	18,302	834,205
	BRP, Inc.	4,900	450,155
	CAE, Inc.	47,745	1,495,491
	CAE, Inc.	4,303	134,770
	Calian Group, Ltd.	5,433	256,456
	Cameco Corp. 13321L108	153,387	2,578,435
	Cameco Corp. 13321L959	25,274	424,815
	Canaccord Genuity Group, Inc.	113,665	1,095,828
#	Canacol Energy, Ltd.	123,419	348,422
*	Canada Goose Holdings, Inc.	11,187	472,874
#	Canadian Imperial Bank of Commerce 136069101	26,962	2,802,970
	Canadian Imperial Bank of Commerce 136069952	38,842	4,037,937
	Canadian Natural Resources, Ltd.	515,271	15,653,933
#	Canadian Tire Corp., Ltd., Class A	15,866	2,528,956
	Canadian Utilities, Ltd., Class A	10,100	288,665

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian Western Bank	102,818	$2,827,359
*	Canfor Corp.	44,824	1,119,552
#	Canfor Pulp Products, Inc.	27,749	203,182
	CanWel Building Materials Group, Ltd.	55,021	434,653
#	Capital Power Corp.	15,184	484,124
*	Capstone Mining Corp.	334,485	1,493,978
*	Cardinal Energy, Ltd.	103,611	227,595
#	Cargojet, Inc.	1,500	220,872
#	Cascades, Inc.	87,572	1,027,367
	CCL Industries, Inc., Class B	27,170	1,542,245
*	Celestica, Inc.	97,934	815,790
*	Celestica, Inc.	21,177	176,425
	Cenovus Energy, Inc.	234,536	1,826,066
	Cenovus Energy, Inc.	383,783	2,981,994
	Centerra Gold, Inc.	199,804	1,843,366
	Cervus Equipment Corp.	7,336	99,313
	CES Energy Solutions Corp.	141,152	186,036
#*	CGI, Inc.	8,775	776,237
*	CGI, Inc.	18,939	1,675,643
#	Chesswood Group, Ltd.	6,897	70,140
	China Gold International Resources Corp., Ltd.	243,398	746,541
	CI Financial Corp.	113,688	1,827,665
*	Cineplex, Inc.	10,886	112,478
	Cogeco Communications, Inc.	10,578	1,004,744
	Cogeco, Inc.	6,264	492,191
	Colliers International Group, Inc. 194693107	8,485	915,362
	Colliers International Group, Inc. 194693158	4,219	456,654
	Computer Modelling Group, Ltd.	59,122	263,587
	Constellation Software, Inc.	1,492	2,189,695
#*	Copper Mountain Mining Corp.	164,383	548,322
	Corby Spirit and Wine, Ltd.	4,950	72,972
	Corus Entertainment, Inc., Class B	372,041	1,779,767
	Crescent Point Energy Corp.	120,657	476,091
#	Crescent Point Energy Corp.	300,815	1,182,204
*	Crew Energy, Inc.	221,085	196,056
*	Denison Mines Corp.	414,890	445,556
*	Descartes Systems Group, Inc. (The)	4,000	256,240
	Dexterra Group, Inc.	19,836	96,987
#*	DIRTT Environmental Solutions	26,200	89,525
#	Dollarama, Inc.	14,598	680,286
*	Dorel Industries, Inc., Class B	25,818	259,199
	DREAM Unlimited Corp., Class A	31,388	585,548
	Dundee Precious Metals, Inc.	152,115	1,095,243
	ECN Capital Corp.	260,096	1,743,637
	E-L Financial Corp., Ltd.	977	747,167
*	Eldorado Gold Corp.	121,782	1,202,806
#*	Eldorado Gold Corp.	38,300	378,021
#	Element Fleet Management Corp.	286,666	3,510,006
#	Emera, Inc.	1,377	62,590
	Empire Co., Ltd., Class A	47,351	1,489,313
	Endeavour Mining Corp.	144,220	3,002,560
	Enerflex, Ltd.	88,931	593,283
#*	Energy Fuels, Inc.	50,805	279,003
*	Energy Fuels, Inc.	2,144	11,813
	Enerplus Corp.	28,093	151,076
#	Enerplus Corp.	176,800	949,416
	Enghouse Systems, Ltd.	22,732	1,076,725
	Ensign Energy Services, Inc.	137,467	126,378
*	Equinox Gold Corp.	39,985	323,356

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Equitable Group, Inc.	13,335	$1,447,360
*	ERO Copper Corp.	23,134	456,789
	Evertz Technologies, Ltd.	13,926	174,705
#	Exchange Income Corp.	14,690	460,485
	Exco Technologies, Ltd.	20,517	179,105
*	EXFO, Inc.	48	178
#	Extendicare, Inc.	52,304	332,339
	Fairfax Financial Holdings, Ltd.	9,576	4,375,129
#	Fiera Capital Corp.	41,271	366,324
	Finning International, Inc.	151,026	3,930,620
	Firm Capital Mortgage Investment Corp.	34,100	403,380
#*	First Majestic Silver Corp.	2,031	30,648
#*	First Mining Gold Corp.	344,000	93,756
	First National Financial Corp.	9,600	402,698
	First Quantum Minerals, Ltd.	264,260	6,090,783
	FirstService Corp.	4,382	710,980
	FirstService Corp.	4,219	685,324
#*	Fission Uranium Corp.	337,775	189,615
#*	Fortuna Silver Mines, Inc.	155,992	939,137
*	Fortuna Silver Mines, Inc.	21,100	127,233
	Franco-Nevada Corp.	734	102,252
#	Freehold Royalties, Ltd.	79,842	522,905
#	Frontera Energy Corp.	22,090	113,582
*	Galiano Gold, Inc.	123,493	158,743
	Gamehost, Inc.	6,382	36,865
*	GDI Integrated Facility Services, Inc.	1,600	75,174
*	Gear Energy, Ltd.	26,500	11,211
	George Weston, Ltd.	10,030	885,617
#	Gibson Energy, Inc.	93,400	1,705,919
	Gildan Activewear, Inc.	13,046	452,786
#	Gildan Activewear, Inc.	1,029	35,696
	goeasy, Ltd.	9,293	1,099,449
*	Golden Star Resources, Ltd.	26,556	90,958
#*	GoldMoney, Inc.	37,900	90,036
#*	Gran Tierra Energy, Inc.	362,792	242,029
*	Great Canadian Gaming Corp.	30,568	1,102,950
	Great-West Lifeco, Inc.	60,790	1,762,645
	Guardian Capital Group, Ltd., Class A	9,233	242,252
	Hardwoods Distribution, Inc.	7,600	219,749
#*	Headwater Exploration, Inc.	22,200	81,095
*	Heroux-Devtek, Inc.	30,496	409,376
	High Liner Foods, Inc.	12,914	140,051
	HLS Therapeutics, Inc.	1,200	18,989
*	Home Capital Group, Inc.	59,891	1,583,093
	Hudbay Minerals, Inc.	276,709	2,066,622
*	i-80 Gold Corp.	81,312	162,736
	iA Financial Corp., Inc.	83,023	4,675,468
*	IAMGOLD Corp.	330,126	1,031,350
*	IAMGOLD Corp.	189,700	593,761
*	IBI Group, Inc.	12,400	104,212
#	IGM Financial, Inc.	9,200	328,435
*	Imperial Metals Corp.	48,966	197,593
	Imperial Oil, Ltd.	21,980	634,821
	Imperial Oil, Ltd.	27,036	782,692
	Information Services Corp.	7,500	151,324
	Innergex Renewable Energy, Inc.	40,295	688,448
	Intact Financial Corp.	8,600	1,143,122
#	Inter Pipeline, Ltd.	132,060	1,925,327
*	Interfor Corp.	70,212	1,866,189

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Intertain Group, Ltd. (The)	9,352	$88,264
#	Intertape Polymer Group, Inc.	44,164	1,086,898
#	Invesque, Inc.	6,700	21,775
*	Ivanhoe Mines, Ltd., Class A	232,797	1,642,070
#	Jamieson Wellness, Inc.	18,011	565,321
	K-Bro Linen, Inc.	4,928	185,228
#*	Kelt Exploration, Ltd.	164,853	366,146
#	Keyera Corp.	125,755	2,875,949
*	Kinaxis, Inc.	4,642	598,741
	Kinross Gold Corp.	607,485	4,275,105
	Kinross Gold Corp.	73,944	520,566
#	Kirkland Lake Gold, Ltd.	60,005	2,229,544
*	Knight Therapeutics, Inc.	81,243	356,923
#	KP Tissue, Inc.	5,500	45,194
	Labrador Iron Ore Royalty Corp.	53,151	1,817,032
	Lassonde Industries, Inc., Class A	900	143,492
#	Laurentian Bank of Canada	47,117	1,630,686
	Leon’s Furniture, Ltd.	16,995	304,601
*	Lightstream Resources, Ltd.	116,588	0
	Linamar Corp.	55,228	3,236,442
	Loblaw Cos., Ltd.	20,493	1,137,877
#*	Lucara Diamond Corp.	293,275	188,494
#*	Lundin Gold, Inc.	19,376	187,904
	Lundin Mining Corp.	421,716	5,094,970
	Magellan Aerospace Corp.	16,036	138,292
	Magna International, Inc.	43,744	4,131,150
	Magna International, Inc.	133,015	12,559,276
*	Mainstreet Equity Corp.	1,005	68,886
*	Major Drilling Group International, Inc.	76,787	436,052
*	Mandalay Resources Corp.	2,837	5,447
	Manulife Financial Corp.	135,121	2,952,394
	Maple Leaf Foods, Inc.	48,854	1,127,599
	Martinrea International, Inc.	99,233	1,077,786
*	Mav Beauty Brands, Inc.	7,900	34,771
*	Maxim Power Corp.	2,200	4,278
*	MDF Commerce, Inc.	5,000	54,102
	Medical Facilities Corp.	32,241	191,744
*	MEG Energy Corp.	276,554	1,527,724
	Melcor Developments, Ltd.	6,353	67,295
	Methanex Corp.	29,109	1,062,858
	Metro, Inc.	27,751	1,271,575
	Morguard Corp.	900	90,384
	Morneau Shepell, Inc.	19,256	484,083
*	MTY Food Group, Inc.	9,074	381,690
#	Mullen Group, Ltd.	106,428	1,166,322
	National Bank of Canada	56,678	4,120,527
	Neo Performance Materials, Inc.	2,600	42,263
*	New Gold, Inc.	1,126,007	1,850,494
	NFI Group, Inc.	48,055	1,077,880
	North American Construction Group, Ltd.	12,646	170,479
#	North American Construction Group, Ltd.	18,311	246,649
#	North West Co., Inc. (The)	48,708	1,402,809
#	Northland Power, Inc.	52,350	1,803,278
*	Novagold Resources, Inc.	14,000	125,860
	Nutrien, Ltd.	102,063	5,632,872
*	NuVista Energy, Ltd.	156,290	294,995
*	Obsidian Energy, Ltd.	15,000	20,746
#*	OceanaGold Corp.	676,723	1,128,652
	Onex Corp.	22,264	1,490,546

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Open Text Corp.	12,400	$583,909
	Open Text Corp.	18,699	880,723
*	Orbite Technologies, Inc.	121,500	0
*	Organigram Holdings, Inc.	31,500	83,546
	Osisko Gold Royalties, Ltd.	65,992	796,744
	Osisko Gold Royalties, Ltd.	57,057	689,249
#*	Osisko Mining, Inc.	102,000	266,379
	Pan American Silver Corp.	4,422	140,600
	Pan American Silver Corp.	24,542	780,914
#*	Paramount Resources, Ltd., Class A	48,237	448,952
*	Parex Resources, Inc.	161,830	3,047,931
#	Park Lawn Corp.	18,454	509,713
#	Parkland Corp.	49,308	1,583,761
	Pason Systems, Inc.	56,683	433,487
	Pembina Pipeline Corp.	1,774	54,746
	Pembina Pipeline Corp.	111,671	3,446,167
	Peyto Exploration & Development Corp.	167,519	730,506
	PHX Energy Services Corp.	34,852	98,957
	Pizza Pizza Royalty Corp.	17,406	152,797
*	Points International, Ltd.	4,200	65,226
	Polaris Infrastructure, Inc.	16,740	271,430
	Pollard Banknote, Ltd.	1,500	73,221
#	PrairieSky Royalty, Ltd.	131,263	1,407,514
*	Precision Drilling Corp.	11,015	282,814
#*	Precision Drilling Corp.	2,206	56,685
#	Premium Brands Holdings Corp.	19,639	1,910,455
*	Pretium Resources, Inc.	73,759	773,732
*	Pretium Resources, Inc.	36,986	388,471
	Primo Water Corp. 74167P108	73,648	1,232,868
	Primo Water Corp. 74167P959	34,578	577,824
*	Pulse Seismic, Inc.	16,402	25,487
	Quarterhill, Inc.	172,231	360,114
	Quebecor, Inc., Class B	32,000	860,432
#*	Questerre Energy Corp., Class A	62,560	10,179
*	Real Matters, Inc.	31,043	406,869
	Recipe Unlimited Corp.	2,510	39,310
#	Restaurant Brands International, Inc.	14,426	989,768
#	RF Capital Group, Inc.	27,042	48,841
#	Richelieu Hardware, Ltd.	27,580	963,499
	Ritchie Bros Auctioneers, Inc.	1,000	63,613
	Ritchie Bros Auctioneers, Inc.	13,768	875,645
	Rogers Communications, Inc., Class B	19,595	964,662
#	Rogers Sugar, Inc.	76,615	346,564
*	Roxgold, Inc.	154,520	256,454
	Royal Bank of Canada 780087102	32,014	3,054,136
	Royal Bank of Canada 780087953	73,948	7,057,593
	Russel Metals, Inc.	74,961	1,718,587
*	Sabina Gold & Silver Corp.	216,358	309,800
*	Sandstorm Gold, Ltd.	51,634	382,272
*	Sandstorm Gold, Ltd.	6,300	46,746
#	Saputo, Inc.	20,122	639,438
#	Savaria Corp.	20,600	316,923
	Secure Energy Services, Inc.	154,863	524,127
	Shaw Communications, Inc., Class B	5,005	144,960
	Shaw Communications, Inc., Class B	85,618	2,476,929
#	ShawCor, Ltd.	46,441	220,275
#	Sienna Senior Living, Inc.	63,111	751,694
*	Sierra Wireless, Inc.	8,700	132,006
*	Sierra Wireless, Inc.	23,305	353,071

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Sleep Country Canada Holdings, Inc.	42,771	$1,209,203
	SNC-Lavalin Group, Inc.	93,311	2,086,905
*	Southern Pacific Resource Corp.	135,301	0
*	Spin Master Corp.	10,194	345,343
#	Sprott, Inc.	5,586	251,855
#	SSR Mining, Inc.	152,235	2,416,393
	SSR Mining, Inc.	20,715	328,540
	Stantec, Inc.	23,524	1,101,417
	Stantec, Inc.	6,416	300,461
	Stelco Holdings, Inc.	4,978	125,589
	Stella-Jones, Inc.	50,198	2,099,156
*	Storm Resources, Ltd.	24,300	62,868
	Sun Life Financial, Inc.	10,346	558,063
	Suncor Energy, Inc.	42,409	907,068
	Suncor Energy, Inc.	242,441	5,193,086
*	SunOpta, Inc.	31,575	391,214
*	SunOpta, Inc.	18,909	234,141
#	Superior Plus Corp.	170,381	2,082,026
#	Surge Energy, Inc.	63,127	27,733
*	Tamarack Valley Energy, Ltd.	233,188	487,567
*	Taseko Mines, Ltd.	258,029	516,415
	TC Energy Corp.	5,361	265,226
	TC Energy Corp.	29,513	1,460,008
	Teck Resources, Ltd., Class B	10,991	232,580
	Teck Resources, Ltd., Class B	266,989	5,652,157
	TELUS Corp.	21,200	439,816
*	Tervita Corp.	888	3,793
	TFI International, Inc.	52,527	4,602,496
	TFI International, Inc.	3,200	280,480
	Thomson Reuters Corp.	5,324	493,742
#	Tidewater Midstream and Infrastructure, Ltd.	134,600	114,982
	Timbercreek Financial Corp.	73,896	547,088
	TMX Group, Ltd.	3,571	393,517
*	Topicus.com, Inc.	2,775	207,693
*	Torex Gold Resources, Inc.	97,651	1,182,161
	Toromont Industries, Ltd.	22,541	1,797,192
	Toronto-Dominion Bank (The)	55,395	3,808,223
	Toronto-Dominion Bank (The)	41,003	2,818,956
*	Total Energy Services, Inc.	38,348	121,676
*	Touchstone Exploration, Inc.	60,900	85,715
	Tourmaline Oil Corp.	280,882	6,060,278
	TransAlta Corp. 89346D107	136,091	1,337,775
	TransAlta Corp. 89346D958	163,675	1,608,586
#	TransAlta Renewables, Inc.	23,543	372,926
	Transcontinental, Inc., Class A	62,632	1,186,245
*	TransGlobe Energy Corp.	24,875	39,463
#*	Trevali Mining Corp.	332,371	56,786
#*	Trican Well Service, Ltd.	215,943	370,695
	Tricon Residential, Inc.	33,235	352,589
*	Trisura Group, Ltd.	4,200	447,934
*	Turquoise Hill Resources, Ltd.	38,088	669,939
	Uni-Select, Inc.	22,511	249,441
*	Valens Co., Inc. (The)	18,000	51,841
	Vermilion Energy, Inc.	19,058	141,406
	Vermilion Energy, Inc.	97,267	721,721
	Wajax Corp.	19,907	327,964
	Waste Connections, Inc.	2,260	269,189
	Waterloo Brewing, Ltd.	3,400	18,395
*	Wesdome Gold Mines, Ltd.	79,276	584,339

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	West Fraser Timber Co., Ltd.	59,228	$4,572,889
	West Fraser Timber Co., Ltd.	7,348	568,225
#	Western Forest Products, Inc.	355,168	612,583
#	Westshore Terminals Investment Corp.	48,843	797,129
#	Wheaton Precious Metals Corp.	6,003	248,044
#	Whitecap Resources, Inc.	470,534	2,059,532
*	WildBrain, Ltd.	44,111	97,614
	Winpak, Ltd.	10,656	370,010
#	WSP Global, Inc.	11,085	1,151,022
	Yamana Gold, Inc.	609,030	2,789,600
#*	Yangarra Resources, Ltd.	29,500	26,160
	Yellow Pages, Ltd.	19,713	202,398

TOTAL CANADA			381,006,186

CHINA — (0.0%)
*	FIH Mobile, Ltd.	2,847,000	401,914
*	Hanfeng Evergreen, Inc.	5,700	0
	TK Group Holdings, Ltd.	76,000	33,128

TOTAL CHINA			435,042

DENMARK — (2.5%)
*	ALK-Abello A.S.	4,053	1,755,177
	Alm Brand A.S.	76,874	874,012
#	Ambu A.S., Class B	2,698	151,009
	AP Moller - Maersk A.S., Class A	248	582,719
	AP Moller - Maersk A.S., Class B	401	997,538
*	Bang & Olufsen A.S.	69,915	373,231
	BankNordik P/F	3,257	83,353
*	Bavarian Nordic A.S.	43,277	1,982,203
*	Brodrene Hartmann A.S.	2,063	215,886
	Carlsberg A.S., Class B	23,451	4,114,244
	Chemometec A/S	1,999	217,118
*	Chr Hansen Holding A.S.	9,298	853,625
	Columbus A.S.	64,216	107,316
	D/S Norden A.S.	33,494	863,679
	Danske Bank A.S.	201,054	3,821,578
#*	Demant A.S.	38,459	1,925,326
*	Dfds A.S.	36,797	2,169,582
*	Drilling Co. of 1972 A.S. (The)	9,601	401,784
	DSV Panalpina A.S.	17,442	3,885,822
	FLSmidth & Co. A.S.	35,600	1,403,258
	Fluegger Group A.S.	310	37,750
*	Genmab A.S.	4,547	1,668,576
	GN Store Nord A.S.	68,341	6,163,483
	H Lundbeck A.S.	53,173	1,637,355
*	H+H International A.S., Class B	23,980	695,611
*	Harboes Bryggeri A.S., Class B	1,400	16,749
#*	ISS A.S.	99,612	1,888,835
	Jeudan A.S.	775	30,624
*	Jyske Bank A.S.	61,980	3,018,636
*	Matas A.S.	30,680	453,891
#	Netcompany Group A.S.	13,785	1,437,686
*	Nilfisk Holding A.S.	23,898	710,142
*	NKT A.S.	41,329	1,709,848
	NNIT A.S.	10,265	179,611
	Novo Nordisk A.S., Class B	58,933	4,347,337
	Novozymes A.S., Class B	23,076	1,636,610
*	NTG Nordic Transport Group A.S., Class A	1,661	69,616

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Pandora A.S.	112,551	$12,746,269
*	Parken Sport & Entertainment A.S.	3,780	51,371
	Per Aarsleff Holding A.S.	17,449	854,721
	Ringkjoebing Landbobank A.S.	29,794	3,028,765
	Rockwool International A.S., Class A	1,632	636,920
#	Rockwool International A.S., Class B	5,734	2,564,804
	Royal Unibrew A.S.	37,342	4,561,357
#	RTX A.S.	10,840	329,206
	Scandinavian Tobacco Group A.S., Class A	63,134	1,149,885
	Schouw & Co., A.S.	13,251	1,415,001
	SimCorp A.S.	29,281	3,871,516
	Solar A.S., Class B	5,195	479,642
	SP Group A.S.	1,166	65,703
	Spar Nord Bank A.S.	91,682	1,014,709
	Sydbank A.S.	42,354	1,262,574
*	Tivoli A.S.	881	118,276
	Topdanmark A.S.	39,334	1,912,606
#	TORM P.L.C.	30,726	270,820
	Tryg A.S.	73,614	1,683,323
	UIE P.L.C.	1,328	373,199
	Vestas Wind Systems A/S	79,395	3,274,369
*	Vestjysk Bank A.S.	366,659	203,132
*	Zealand Pharma A.S.	28,583	940,346

TOTAL DENMARK			95,289,334

FINLAND — (1.7%)
	Aktia Bank Oyj	47,921	614,002
	Alandsbanken Abp, Class B	1,459	46,325
	Alma Media Oyj	15,120	190,106
	Altia Oyj	3,175	42,539
	Apetit Oyj	2,895	50,464
	Aspo Oyj	15,585	166,973
	Atria Oyj	11,570	171,612
#	Bittium Oyj	11,330	92,932
	Cargotec Oyj, Class B	36,487	2,112,942
	Caverion Oyj	43,295	357,404
	Citycon Oyj	13,223	116,119
	Digia Oyj	5,011	48,331
	Elisa Oyj	38,367	2,174,924
#	Enento Group Oyj	347	14,932
#*	Finnair Oyj	615,571	533,684
	Fiskars Oyj Abp	37,019	770,918
#	Fortum Oyj	114,768	3,015,965
	F-Secure Oyj	41,859	199,303
	Glaston Oyj ABP	650	796
	Harvia Oyj	1,476	77,198
	HKScan Oyj, Class A	43,929	123,240
	Huhtamaki Oyj	53,093	2,518,785
	Ilkka-Yhtyma Oyj	7,050	43,203
	Kamux Corp.	7,881	144,759
	Kemira Oyj	94,644	1,545,998
	Kesko Oyj, Class A	29,456	842,636
	Kesko Oyj, Class B	120,692	3,674,993
	Kojamo Oyj	21,751	471,041
	Kone Oyj, Class B	18,181	1,427,981
	Konecranes Oyj	35,431	1,630,784
	Lassila & Tikanoja Oyj	29,795	517,865
	Metsa Board Oyj	79,914	1,016,762
	Metso Outotec Oyj	214,019	2,404,297

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Neles Oyj	28,331	$412,212
#	Neste Oyj	17,847	1,079,221
*	Nokia Oyj	645,689	3,058,599
*	Nokia Oyj	143,713	682,529
	Nokian Renkaat Oyj	65,391	2,434,605
	Nordea Bank Abp	212,648	2,204,007
	Nordea Bank Abp	99,963	1,034,118
	Olvi Oyj, Class A	9,640	610,530
	Oriola Oyj, Class B	109,357	250,349
#	Orion Oyj, Class A	10,267	454,026
	Orion Oyj, Class B	41,677	1,844,847
*	Outokumpu Oyj	287,313	1,867,193
	Pihlajalinna Oyj	9,285	130,606
	Ponsse Oyj	6,228	330,689
*	QT Group Oyj	3,512	415,502
	Raisio Oyj, Class V	86,062	423,369
	Revenio Group Oyj	10,609	761,703
	Sampo Oyj, Class A	21,503	1,019,987
	Sanoma Oyj	52,546	912,211
*	SRV Group Oyj	37,250	32,067
	Stora Enso Oyj, Class R	104,660	2,002,403
	Taaleri Oyj	2,283	28,014
	Terveystalo Oyj	36,123	516,660
	TietoEVRY Oyj	12,875	445,889
*	Tikkurila Oyj	30,785	1,241,956
	Tokmanni Group Corp.	41,662	1,071,395
	UPM-Kymmene Oyj	75,372	2,947,582
	Uponor Oyj	56,120	1,634,092
	Vaisala Oyj, Class A	9,648	404,152
	Valmet Oyj	88,204	3,684,043
	Wartsila Oyj Abp	54,226	699,783
#	YIT Oyj	155,620	964,086

TOTAL FINLAND			62,758,238

FRANCE — (6.8%)
	ABC arbitrage	12,945	111,286
*	Accor SA	51,866	2,088,445
*	Aeroports de Paris	2,541	325,712
	Air Liquide SA	17,761	2,990,993
	AKWEL	9,884	395,020
	Albioma SA	25,760	1,165,925
*	Alstom SA	19,132	1,044,829
	Altamir	17,275	495,268
*	Alten SA	13,967	1,748,649
*	Amundi SA	6,336	564,655
	Arkema SA	66,054	8,257,862
	Assystem SA	5,099	172,252
*	Atos SE	67,753	4,613,954
	Aubay	7,036	354,825
	AXA SA, Sponsored ADR	12,088	341,486
	AXA SA	180,809	5,106,954
*	Axway Software SA	5,568	201,589
#	Bastide le Confort Medical	2,869	160,256
*	Beneteau SA	42,574	563,526
*	Bigben Interactive	16,410	400,575
	BioMerieux	3,697	439,764
*	BNP Paribas SA	106,510	6,829,175
	Boiron SA	5,728	267,101
	Bollore SA	536,610	2,709,249

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bonduelle SCA	20,793	$549,141
#*	Bourbon Corp.	9,346	0
#	Bouygues SA	128,762	5,518,149
*	Bureau Veritas SA	41,334	1,236,184
	Burelle SA	44	47,179
	Capgemini SE	18,299	3,353,234
	Carrefour SA	270,206	5,233,078
#*	Casino Guichard Perrachon SA	14,881	519,592
#*	Catering International Services	1,201	17,118
*	Cegedim SA	4,311	139,998
*	CGG SA	768,504	891,532
	Chargeurs SA	22,076	622,267
*	Cie de Saint-Gobain	157,949	9,965,813
*	Cie des Alpes	10,952	314,023
	Cie Generale des Etablissements Michelin SCA	61,296	8,869,567
#	Cie Plastic Omnium SA	52,163	1,752,725
#	CNP Assurances	56,254	983,924
*	Coface SA	84,462	1,028,977
*	Credit Agricole SA	180,238	2,787,959
#	Danone SA	19,431	1,371,624
*	Dassault Aviation SA	259	282,162
	Delta Plus Group	423	43,575
*	Derichebourg SA	113,225	952,048
	Edenred	21,567	1,222,665
*	Eiffage SA	44,841	4,911,770
*	Ekinops SAS	2,213	17,913
*	Electricite de France SA	116,906	1,705,794
	Electricite de Strasbourg SA	88	12,332
#*	Elior Group SA	98,838	818,716
*	Elis SA	167,011	2,988,838
*	Engie SA	181,890	2,709,332
*	Eramet SA	8,814	634,761
	EssilorLuxottica SA	6,323	1,052,399
*	Esso SA Francaise	1,610	22,481
#*	Etablissements Maurel et Prom SA	57,878	133,730
*	Eurofins Scientific SE	26,810	2,655,302
#	Euronext NV	23,689	2,382,709
	Eutelsat Communications SA	178,429	2,257,794
*	Exel Industries, Class A	1,036	95,930
*	Faurecia SE	103,136	5,572,134
	Fleury Michon SA	748	20,345
*	Fnac Darty SA	17,705	1,248,562
*	Fnac Darty SA	2,700	191,627
	Gaztransport Et Technigaz SA	12,868	1,098,371
*	Getlink SE	24,321	386,883
*	GL Events	10,980	205,212
*	Groupe Crit	2,385	206,385
#	Groupe Gorge SA	1,262	23,548
	Guerbet	7,371	298,706
	Haulotte Group SA	11,281	86,114
*	HEXAOM	2,828	140,044
*	ID Logistics Group	1,594	441,005
	Iliad SA	22,419	4,071,009
	Imerys SA	31,115	1,617,375
	Infotel SA	589	33,987
#*	Innate Pharma SA	13,430	57,480
	Ipsen SA	11,306	1,093,008
	IPSOS	41,736	1,736,884
	Jacquet Metals SACA	13,565	327,082

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	JCDecaux SA	83,449	$2,124,485
	Kaufman & Broad SA	17,898	813,700
#*	Korian SA	62,260	2,492,925
#*	Lagardere SCA	60,772	1,635,779
	Laurent-Perrier	1,337	135,049
	Lectra	23,840	860,299
	Legrand SA	24,969	2,430,479
	Linedata Services	3,858	174,553
*	LISI	19,356	625,309
	LNA Sante SA	5,697	331,683
#	L’Oreal SA	1,063	435,267
	LVMH Moet Hennessy Louis Vuitton SE	521	392,495
*	Maisons du Monde SA	38,411	933,754
	Manitou BF SA	11,190	375,171
	Manutan International	1,396	129,247
*	Mersen SA	17,903	621,015
#*	METabolic EXplorer SA	24,334	149,644
*	Metropole Television SA	28,928	642,767
*	Natixis SA	269,561	1,316,267
*	Nexans SA	34,084	2,799,231
	Nexity SA	51,343	2,782,466
#*	Nicox	10,169	50,717
*	NRJ Group	13,173	102,230
#*	Oeneo SA	17,064	221,520
#*	Onxeo SA	5,700	4,764
	Orange SA	572,131	7,124,869
#*	Orpea SA	16,830	2,166,052
	Pernod Ricard SA	934	191,812
#	Plastivaloire	7,755	71,326
	Publicis Groupe SA	107,059	6,928,846
	Quadient SA	36,008	984,167
#*	Rallye SA	5,003	43,548
#*	Recylex SA	4,720	1,966
	Remy Cointreau SA	1,842	368,035
*	Renault SA	40,599	1,636,476
	Rexel SA	244,826	4,812,605
	Robertet SA	426	501,934
*	Rothschild & Co.	27,541	979,654
	Rubis SCA	20,778	975,377
*	Safran SA	10,894	1,626,568
	Samse SA	244	54,732
#	Sanofi	47,014	4,929,054
#	Sartorius Stedim Biotech	4,233	1,944,158
*	Savencia SA	4,626	408,150
	Schneider Electric SE	4,102	654,498
	Schneider Electric SE	1,883	301,314
#*	SCOR SE	131,423	4,246,468
	SEB SA	8,757	1,594,781
	Seche Environnement SA	3,940	250,995
	SES SA	136,122	1,031,883
*	SMCP S.A.	9,918	80,842
	Societe BIC SA	24,659	1,742,607
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	59,925
*	Societe Generale SA	126,634	3,602,379
	Societe LDC SA	540	62,210
*	Societe Marseillaise du Tunnel Prado-Carenage SA	1,651	45,494
	Societe pour l’Informatique Industrielle	1,527	46,805
*	Sodexo SA	14,635	1,464,206
*	SOITEC	8,871	1,791,317

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Solocal Group	32,742	$110,819
	Somfy SA	3,975	701,841
*	Sopra Steria Group SACA	16,108	2,997,964
*	SPIE SA	90,996	2,300,133
	Stef SA	3,236	362,741
	STMicroelectronics NV	66,396	2,479,973
	Suez SA	33,333	796,695
	Sword Group	7,012	349,620
*	Synergie SE	6,994	319,430
*	Tarkett SA	31,923	769,581
	Teleperformance	13,339	5,150,779
#*	Television Francaise 1	58,887	581,005
	Thales SA	11,953	1,218,564
	Thermador Groupe	4,374	447,793
	Total Gabon	433	70,242
#	Total SE	308,861	13,650,963
	Trigano SA	7,260	1,297,170
*	Ubisoft Entertainment SA	18,028	1,352,896
*	Union Financiere de France BQE SA	2,287	50,656
	Valeo SA	125,147	4,055,509
#*	Vallourec SA	5,099	165,870
#*	Valneva SE	4,729	79,577
	Vetoquinol SA	2,629	334,352
#	Vicat SA	21,056	1,058,314
	VIEL & Cie SA	15,605	110,649
	Vilmorin & Cie SA	8,270	579,732
	Vinci SA	36,490	4,004,036
*	Virbac SA	2,232	724,487
#	Vivendi SE	33,175	1,156,512
*	Vranken-Pommery Monopole SA	1,795	39,467
*	Wavestone	1,235	56,447
*	Worldline SA	22,867	2,245,041
*	X-Fab Silicon Foundries SE	12,881	124,905
*	XPO Logistics Europe SADIR	27	9,446

TOTAL FRANCE			255,366,524

GERMANY — (6.2%)
	1&1 Drillisch AG	41,453	1,246,163
	7C Solarparken AG	35,842	179,035
*	Aareal Bank AG	59,491	1,672,084
	Adesso SE	588	86,219
*	ADLER Group SA	9,876	291,692
*	ADVA Optical Networking SE	74,512	935,135
*	AIXTRON SE	22,019	469,740
	All for One Group SE	486	37,878
#	Allgeier SE	3,364	97,218
	Allianz SE	36,861	9,569,736
	Allianz SE, Sponsored ADR	8,379	217,965
*	Amadeus Fire AG	970	168,331
	Aroundtown SA	23,797	183,235
	Atoss Software AG	1,774	395,850
#*	Aumann AG	4,058	58,719
	Aurubis AG	38,286	3,291,200
	BASF SE	44,586	3,593,242
	Basler AG	2,286	298,251
*	Bauer AG	11,111	165,900
	Bayer AG	45,110	2,918,992
	Bayerische Motoren Werke AG	59,479	5,960,400
	BayWa AG	15,030	732,850

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bechtle AG	13,741	$2,798,045
	Befesa SA	20,979	1,467,635
	Bertrandt AG	6,115	338,747
	bet-at-home.com AG	459	24,972
*	Bijou Brigitte AG	2,250	67,040
#	Bilfinger SE	28,825	1,077,242
*	Borussia Dortmund GmbH & Co., KGaA	61,142	428,585
	Brenntag SE	67,385	6,049,466
	CANCOM SE	21,658	1,336,998
	Carl Zeiss Meditec AG	196	34,530
*	CECONOMY AG	150,480	881,576
*	CENIT AG	3,984	67,978
	Cewe Stiftung & Co. KGAA	5,534	896,691
*	Commerzbank AG	883,755	5,827,619
	CompuGroup Medical SE & Co., KgaA	13,210	1,208,985
*	Continental AG	21,853	2,953,199
#*	Corestate Capital Holding SA	16,806	264,088
	Covestro AG	74,295	4,858,849
	CropEnergies AG	27,276	350,290
*	CTS Eventim AG & Co., KGaA	29,511	2,036,852
	Daimler AG	115,128	10,246,245
*	Deutsche Bank AG	18,884	263,078
*	Deutsche Bank AG	389,894	5,458,516
	Deutsche Beteiligungs AG	14,598	603,860
	Deutsche Boerse AG	16,117	2,777,366
*	Deutsche EuroShop AG	15,280	352,713
#*	Deutsche Lufthansa AG	225,025	2,906,958
*	Deutsche Pfandbriefbank AG	131,256	1,510,823
	Deutsche Post AG	41,487	2,443,466
	Deutsche Telekom AG, Sponsored ADR	16,349	315,209
	Deutsche Telekom AG	184,205	3,545,032
*	Deutz AG	131,782	1,069,631
*	Dialog Semiconductor P.L.C.	45,634	3,574,982
	DIC Asset AG	18,473	329,476
	DMG Mori AG	7,317	368,719
#	Dr Hoenle AG	2,767	161,205
	Draegerwerk AG & Co., KGaA	3,235	285,669
	Duerr AG	51,627	2,163,428
	E.ON SE	84,911	1,023,842
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	1,161,787
*	EDAG Engineering Group AG	6,901	67,845
	Elmos Semiconductor SE	7,044	293,802
*	ElringKlinger AG	27,650	479,541
	Encavis AG	31,634	607,528
	Evonik Industries AG	41,542	1,454,346
	Fabasoft AG	1,612	87,315
*	Fielmann AG	6,746	513,631
	First Sensor AG	3,082	162,640
*	flatexDEGIRO AG	4,020	514,834
*	Francotyp-Postalia Holding AG, Class A	10,397	39,976
*	Fraport AG Frankfurt Airport Services Worldwide	17,461	1,158,121
	Freenet AG	96,713	2,351,730
	Fresenius Medical Care AG & Co. KGaA, ADR	2,454	97,890
	Fresenius Medical Care AG & Co. KGaA	29,667	2,362,272
	Fresenius SE & Co., KGaA	82,958	4,077,327
	Fuchs Petrolub SE	15,161	656,986
	GEA Group AG	103,948	4,564,815
	Gerresheimer AG	26,740	2,876,075
	Gesco AG	7,358	194,441

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	GFT Technologies SE	23,807	$548,454
	Grand City Properties SA	16,359	439,847
*	H&R GmbH & Co., KGaA	6,810	59,670
	Hamburger Hafen und Logistik AG	25,439	626,515
	Hannover Rueck SE	4,166	769,297
	Hapag-Lloyd AG	14,420	2,621,322
	Hawesko Holding AG	533	31,889
	HeidelbergCement AG	37,731	3,457,415
*	Heidelberger Druckmaschinen AG	259,333	418,605
#*	Hella GmbH & Co., KGaA	29,883	1,792,843
*	HelloFresh SE	5,913	490,062
	Henkel AG & Co. KGaA	3,403	338,096
*	Highlight Communications AG	13,766	64,413
	Hochtief AG	6,415	601,541
*	HolidayCheck Group AG	37,162	104,966
	Hornbach Baumarkt AG	8,960	358,112
	Hornbach Holding AG & Co., KGaA	9,349	873,507
	Hugo Boss AG	32,666	1,506,719
*	Hypoport SE	1,582	953,387
	Indus Holding AG	17,012	707,269
	Infineon Technologies AG, ADR	44,524	1,781,850
*	Instone Real Estate Group AG	32,532	967,286
	IVU Traffic Technologies AG	1,494	31,804
	Jenoptik AG	35,706	1,092,355
*	JOST Werke AG	12,353	812,799
	K+S AG	215,431	2,390,323
	KION Group AG	70,652	7,040,280
*	Kloeckner & Co., SE	74,158	1,005,224
	Knorr-Bremse AG	3,310	405,727
*	Koenig & Bauer AG	13,885	394,180
	Krones AG	7,511	654,065
	KSB SE & Co., KGaA	83	33,556
	KWS Saat SE & Co., KGaA	4,014	356,713
	Lanxess AG	65,709	4,835,681
	LEG Immobilien SE	5,555	772,896
	Leifheit AG	6,821	389,514
#*	Leoni AG	22,566	315,988
#	LPKF Laser & Electronics AG	9,521	252,622
*	Manz AG	2,130	140,210
*	Medigene AG	778	3,939
	Merck KGaA	1,542	270,905
	METRO AG	82,379	900,531
	MLP SE	37,627	329,766
	MTU Aero Engines AG	6,278	1,584,299
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,184	3,231,438
*	Nagarro SE	3,364	368,106
	Nemetschek SE	18,157	1,353,490
	New Work SE	1,591	482,937
	Nexus AG	5,598	387,060
*	Nordex SE	42,267	1,220,310
	Norma Group SE	22,766	1,270,637
*	OHB SE	5,091	217,066
	Patrizia AG	25,462	696,586
	Pfeiffer Vacuum Technology AG	5,378	1,044,619
	PNE AG	66,377	600,365
*	Progress-Werk Oberkirch AG	1,001	32,245
*	ProSiebenSat.1 Media SE	127,987	2,779,700
	PSI Software AG	5,104	195,714
*	Puma SE	9,908	1,044,523

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Puma SE	1,990	$209,790
*	PVA TePla AG	2,686	79,824
	q.beyond AG	91,973	212,953
*	QIAGEN NV	11,802	568,030
*	QIAGEN NV	9,756	475,639
*	R Stahl AG	1,041	30,540
	Rational AG	640	532,388
	Rheinmetall AG	33,475	3,492,750
*	RTL Group SA	11,313	665,127
	RWE AG	78,634	2,985,879
#*	S&T AG	18,308	496,992
*	SAF-Holland SE	42,833	702,850
*	Salzgitter AG	37,824	1,203,040
	SAP SE	8,272	1,158,251
*	Schaltbau Holding AG	3,346	138,401
#	Scout24 AG	7,949	660,885
	Secunet Security Networks AG	753	322,220
*	SGL Carbon SE	33,817	251,726
	Siemens AG	7,401	1,234,745
#*	Siemens Energy AG	14,624	489,128
	Siltronic AG	12,061	2,032,447
*	Sixt SE	11,103	1,540,360
*	SMA Solar Technology AG	6,053	346,073
	Software AG	29,816	1,291,481
	Stabilus SA	21,393	1,670,390
	STRATEC SE	712	100,821
	Stroeer SE & Co., KGaA	14,561	1,240,934
	Suedzucker AG	72,094	1,180,496
*	SUESS MicroTec SE	9,433	306,890
*	Surteco Group SE	8,145	269,359
	Symrise AG	7,136	921,507
*	Syzygy AG	896	6,796
	TAG Immobilien AG	26,804	828,942
*	Takkt AG	30,541	516,736
*	Talanx AG	32,043	1,350,058
*	Technotrans SE	6,522	214,359
	Telefonica Deutschland Holding AG	556,054	1,615,988
*	Thyssenkrupp AG	87,362	1,167,933
	Traffic Systems SE	2,176	98,410
	Uniper SE	57,807	2,109,272
	United Internet AG	62,047	2,609,566
	USU Software AG	878	29,377
#	VERBIO Vereinigte BioEnergie AG	23,325	1,176,345
	Volkswagen AG	4,271	1,355,924
*	Vossloh AG	9,763	519,540
	Wacker Chemie AG	13,214	1,992,930
*	Wacker Neuson SE	30,563	821,748
*	Washtec AG	6,761	436,390
	Wuestenrot & Wuerttembergische AG	22,339	485,982
*	Zalando SE	2,387	248,245
	Zeal Network SE	6,018	315,662
*	zooplus AG	819	258,967

TOTAL GERMANY			232,084,666

HONG KONG — (2.2%)
*	Aceso Life Science Group, Ltd.	1,631,933	42,579
	Aeon Credit Service Asia Co., Ltd.	38,000	25,377
	AIA Group, Ltd.	394,000	5,000,873
	Allied Group, Ltd.	202,000	89,115

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	APAC Resources, Ltd.	93,687	$15,758
#*	Apollo Future Mobility Group, Ltd.	236,000	13,938
*	Applied Development Holdings, Ltd.	1,210,000	19,772
	Asia Financial Holdings, Ltd.	136,000	66,589
*	Asia Standard International Group, Ltd.	482,000	77,526
*	Asiasec Properties, Ltd.	49,000	7,860
	ASM Pacific Technology, Ltd.	54,900	829,178
	Associated International Hotels, Ltd.	10,000	17,865
	Bank of East Asia, Ltd. (The)	594,271	1,246,020
	BOC Aviation, Ltd.	136,800	1,231,395
	BOC Hong Kong Holdings, Ltd.	164,500	578,423
	BOCOM International Holdings Co., Ltd.	519,000	116,015
	BOE Varitronix, Ltd.	521,000	265,163
	Brightoil Petroleum Holdings, Ltd.	1,027,000	37,192
*	Burwill Holdings, Ltd.	2,638,000	4,517
	Cafe de Coral Holdings, Ltd.	208,000	451,502
#*	Cathay Pacific Airways, Ltd.	1,188,000	1,044,667
	Century City International Holdings, Ltd.	1,416,000	80,207
#	CGN Mining Co., Ltd.	1,035,000	92,052
	Chen Hsong Holdings	48,000	14,791
	Cheuk Nang Holdings, Ltd.	24,781	9,069
	Chevalier International Holdings, Ltd.	30,055	37,303
*	China Baoli Technologies Holdings, Ltd.	325,000	1,925
*	China Best Group Holding, Ltd.	194,000	8,823
*	China Display Optoelectronics Technology Holdings, Ltd.	352,000	22,217
*	China Energy Development Holdings, Ltd.	4,676,000	59,428
*	China Solar Energy Holdings, Ltd.	64,000	278
#*	China Star Entertainment, Ltd.	1,612,000	297,047
*	China Strategic Holdings, Ltd.	17,355,000	298,291
*	China Tonghai International Financial, Ltd.	240,000	8,073
	Chinese Estates Holdings, Ltd.	435,500	215,325
	Chinney Investments, Ltd.	112,000	26,853
	Chong Hing Bank, Ltd.	70,000	92,348
	Chow Sang Sang Holdings International, Ltd.	365,000	620,475
	Chow Tai Fook Jewellery Group, Ltd.	254,000	409,128
	Chuang’s China Investments, Ltd.	1,080,000	62,025
	Chuang’s Consortium International, Ltd.	790,925	109,812
	CITIC Telecom International Holdings, Ltd.	1,743,000	629,980
	CK Asset Holdings, Ltd.	545,000	3,412,036
	CK Hutchison Holdings, Ltd.	343,960	2,811,220
	CK Infrastructure Holdings, Ltd.	52,000	317,953
#	CK Life Sciences Intl Holdings, Inc.	672,000	68,239
#	CMBC Capital Holdings, Ltd.	890,000	12,099
	CNQC International Holdings, Ltd.	355,000	37,172
	CNT Group, Ltd.	518,000	25,635
#*	Convoy Global Holdings, Ltd.	5,166,000	20,816
	Crystal International Group, Ltd.	225,000	118,487
	CSI Properties, Ltd.	3,691,515	116,084
	Dah Sing Banking Group, Ltd.	477,795	523,733
	Dah Sing Financial Holdings, Ltd.	197,466	637,748
	Dickson Concepts International, Ltd.	83,500	44,008
	Dynamic Holdings, Ltd.	2,000	3,592
	Eagle Nice International Holdings, Ltd.	242,000	141,895
	EC Healthcare	91,000	109,302
	EcoGreen International Group, Ltd.	234,000	58,306
*	Emperor Capital Group, Ltd.	3,231,000	55,243
	Emperor Entertainment Hotel, Ltd.	495,000	78,264
	Emperor International Holdings, Ltd.	1,323,750	188,631
*	Emperor Watch & Jewellery, Ltd.	2,480,000	49,218

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	ENM Holdings, Ltd.	680,000	$55,913
*	Esprit Holdings, Ltd.	2,768,148	273,981
*	Eternity Investment, Ltd.	1,730,000	54,226
#	Fairwood Holdings, Ltd.	41,500	93,941
	Far East Consortium International, Ltd.	1,866,198	660,186
	First Pacific Co., Ltd.	2,293,200	786,010
*	First Shanghai Investments, Ltd.	1,216,000	51,570
#	Fosun Tourism Group	55,800	88,032
	Fountain SET Holdings, Ltd.	1,240,000	183,489
*	Freeman Fintech Corp., Ltd.	1,014,000	2,206
	FSE Services Group, Ltd.	17,000	11,357
*	Galaxy Entertainment Group, Ltd.	9,000	79,003
	GDH Guangnan Holdings., Ltd.	154,000	13,262
*	Genting Hong Kong, Ltd.	436,000	32,509
	Get Nice Financial Group, Ltd.	152,150	20,361
	Giordano International, Ltd.	1,326,000	265,849
	Glorious Sun Enterprises, Ltd.	447,000	47,786
*	Gold Peak Industries Holdings, Ltd.	81,000	7,842
	Golden Resources Development International, Ltd.	90,000	7,404
*	Goldin Financial Holdings, Ltd.	204,000	0
*	Good Resources Holdings, Ltd.	2,080,000	8,542
*	Goodbaby International Holdings, Ltd.	1,155,000	276,141
*	GR Properties, Ltd.	248,000	40,791
	Great Eagle Holdings, Ltd.	209,198	736,789
*	G-Resources Group, Ltd.	29,935,800	185,216
	Guoco Group, Ltd.	18,000	216,832
	Guotai Junan International Holdings, Ltd.	1,313,000	237,304
#	Haitong International Securities Group, Ltd.	2,179,605	684,974
	Hang Lung Group, Ltd.	742,000	1,946,486
	Hang Lung Properties, Ltd.	465,000	1,268,621
	Hang Seng Bank, Ltd.	41,700	816,364
	Hanison Construction Holdings, Ltd.	381,459	65,207
#	Harbour Centre Development, Ltd.	53,000	55,516
	Henderson Land Development Co., Ltd.	228,575	1,015,953
	HK Electric Investments & HK Electric Investments, Ltd.	116,788	116,909
	HKBN, Ltd.	406,000	593,548
	HKR International, Ltd.	717,188	296,685
	HKT Trust & HKT, Ltd.	1,005,000	1,459,245
	Hon Kwok Land Investment Co., Ltd.	110,000	48,585
	Hong Kong & China Gas Co., Ltd.	35,700	57,264
	Hong Kong Exchanges & Clearing, Ltd.	1,200	72,373
	Hong Kong Ferry Holdings Co., Ltd.	33,000	25,503
	Hongkong & Shanghai Hotels, Ltd. (The)	373,220	373,953
	Hongkong Chinese, Ltd.	296,000	25,281
	Hsin Chong Group Holdings, Ltd.	1,532,000	12,938
	Hung Hing Printing Group, Ltd.	280,000	48,288
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,254,000	243,502
	Hysan Development Co., Ltd.	132,000	496,923
#*	I-CABLE Communications, Ltd.	2,153,027	19,366
	IGG, Inc.	703,000	1,184,981
*	Imagi International Holdings, Ltd.	216,799	51,756
	International Housewares Retail Co., Ltd.	213,000	74,744
	IPE Group, Ltd.	365,000	31,456
*	IRC, Ltd.	5,014,000	161,159
#	ITC Properties Group, Ltd.	429,283	59,746
	Jacobson Pharma Corp., Ltd.	284,000	28,517
*	JBM Healthcare, Ltd.	21,500	3,155
	Johnson Electric Holdings, Ltd.	369,577	982,142
	K Wah International Holdings, Ltd.	1,105,000	549,878

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Kader Holdings Co., Ltd.	214,000	$12,175
	Karrie International Holdings, Ltd.	396,000	93,610
	Kerry Logistics Network, Ltd.	527,250	1,582,625
	Kerry Properties, Ltd.	358,000	1,206,212
	Kingmaker Footwear Holdings, Ltd.	204,000	24,827
	Kingston Financial Group, Ltd.	634,000	46,426
	Kowloon Development Co., Ltd.	414,000	486,381
*	Kwoon Chung Bus Holdings, Ltd.	42,000	13,067
*	Lai Sun Development Co., Ltd.	170,713	135,767
*	Lai Sun Garment International, Ltd.	20,149	15,092
*	Landing International Development, Ltd.	2,029,800	82,411
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	990,750	144,049
*	Lifestyle International Holdings, Ltd.	285,500	231,299
	Lippo China Resources, Ltd.	2,772,000	46,644
	Lippo, Ltd.	9,000	2,648
	Liu Chong Hing Investment, Ltd.	178,000	183,201
	L’Occitane International SA	246,250	707,492
	Luk Fook Holdings International, Ltd.	333,000	832,207
	Lung Kee Bermuda Holdings	106,000	51,331
	Magnificent Hotel Investment, Ltd.	818,000	12,219
	Man Wah Holdings, Ltd.	786,000	1,645,520
*	Mason Group Holdings, Ltd.	18,263,999	81,894
	MECOM Power and Construction, Ltd.	54,000	31,064
*	Meilleure Health International Industry Group, Ltd.	366,000	19,993
	Melco International Development, Ltd.	400,000	793,368
*	Melco Resorts & Entertainment, Ltd., ADR	10,831	208,930
	MGM China Holdings, Ltd.	36,000	59,217
	Ming Fai International Holdings, Ltd.	146,000	13,321
	Miramar Hotel & Investment	155,000	303,464
	Modern Dental Group, Ltd.	251,000	127,126
*	Mongolian Mining Corp.	336,000	96,566
	MTR Corp., Ltd.	57,716	321,446
	NagaCorp., Ltd.	260,000	277,912
	Nameson Holdings, Ltd.	314,000	26,257
*	National United Resources Holdings, Ltd.	350,000	1,199
*	Neo-Neon Holdings, Ltd.	613,000	39,540
	New World Development Co., Ltd.	247,644	1,310,450
#*	NewOcean Energy Holdings, Ltd.	788,000	56,602
#	Nissin Foods Co., Ltd.	230,000	174,492
	NWS Holdings, Ltd.	848,830	936,796
	Oriental Watch Holdings	314,368	121,061
*	Oshidori International Holdings, Ltd.	3,201,000	238,574
	Pacific Andes International Holdings, Ltd.	1,218,336	4,298
	Pacific Basin Shipping, Ltd.	4,656,000	1,631,507
*	Pacific Century Premium Developments, Ltd.	190,081	17,641
	Pacific Textiles Holdings, Ltd.	814,000	519,836
	Paliburg Holdings, Ltd.	246,000	68,602
*	Paradise Entertainment, Ltd.	340,000	65,753
*	PC Partner Group, Ltd.	176,000	88,420
	PCCW, Ltd.	1,594,415	922,451
	Pentamaster International, Ltd.	44,000	9,479
	Perfect Shape Medical, Ltd.	140,000	123,648
	Pico Far East Holdings, Ltd.	640,000	112,789
	Playmates Holdings, Ltd.	898,000	107,427
	Polytec Asset Holdings, Ltd.	3,489,280	656,562
*	Prada SpA	110,500	685,794
*	PT International Development Co., Ltd.	1,088,000	53,945
	Public Financial Holdings, Ltd.	292,000	88,220

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	PYI Corp., Ltd.	900,000	$43,657
	Regal Hotels International Holdings, Ltd.	240,000	128,327
	Regina Miracle International Holdings, Ltd.	155,000	45,623
*	Sa Sa International Holdings, Ltd.	187,024	44,366
	Safety Godown Co., Ltd.	84,000	36,283
	SAS Dragon Holdings, Ltd.	294,000	121,832
	SEA Holdings, Ltd.	162,968	170,770
*	Shangri-La Asia, Ltd.	1,027,666	978,310
	Shenwan Hongyuan HK, Ltd.	282,500	37,024
	Shun Ho Property Investments, Ltd.	13,497	2,261
	Shun Tak Holdings, Ltd.	1,425,249	455,714
*	Sincere Watch Hong Kong, Ltd.	4,770,000	43,205
	Singamas Container Holdings, Ltd.	972,000	78,559
	Sino Land Co., Ltd.	508,763	755,587
	SITC International Holdings Co., Ltd.	751,000	2,861,624
	SJM Holdings, Ltd.	434,000	560,448
	SmarTone Telecommunications Holdings, Ltd.	357,666	211,035
	Soundwill Holdings, Ltd.	69,000	76,312
*	South China Holdings Co., Ltd.	1,200,000	18,602
	Stella International Holdings, Ltd.	436,000	537,205
#*	Summit Ascent Holdings, Ltd.	104,000	10,422
	Sun Hung Kai & Co., Ltd.	447,341	230,252
	Sun Hung Kai Properties, Ltd.	92,282	1,388,138
	SUNeVision Holdings, Ltd.	183,000	188,829
	Swire Pacific, Ltd., Class A	192,500	1,550,823
	Swire Pacific, Ltd., Class B	187,500	237,090
#	TAI Cheung Holdings, Ltd.	214,000	133,925
	Tao Heung Holdings, Ltd.	324,000	42,600
	Techtronic Industries Co., Ltd.	112,500	2,041,286
	Television Broadcasts, Ltd.	252,000	275,708
#	Texhong Textile Group, Ltd.	33,500	50,727
	Texwinca Holdings, Ltd.	762,000	174,482
*	Theme International Holdings, Ltd.	130,000	11,926
*	Town Health International Medical Group, Ltd.	1,057,899	44,262
	Tradelink Electronic Commerce, Ltd.	220,000	35,385
	Transport International Holdings, Ltd.	207,822	433,165
	United Laboratories International Holdings, Ltd. (The)	803,000	657,694
	Untrade CW Group Holdings	443,000	2,469
*	Up Energy Development Group, Ltd.	590,000	1,838
	Value Partners Group, Ltd.	668,000	472,704
	Vedan International Holdings, Ltd.	420,000	44,381
	Vitasoy International Holdings, Ltd.	170,000	656,438
#	VPower Group International Holdings, Ltd.	517,000	119,082
	VSTECS Holdings, Ltd.	627,200	619,781
	VTech Holdings, Ltd.	76,600	701,017
	Wai Kee Holdings, Ltd.	130,000	70,580
	Wang On Group, Ltd.	9,480,000	81,807
	WH Group, Ltd.	3,046,500	2,654,421
	Wharf Real Estate Investment Co., Ltd.	98,000	563,209
	Wing On Co. International, Ltd.	30,000	67,064
	Wing Tai Properties, Ltd.	154,000	91,269
*	Wynn Macau, Ltd.	109,600	210,192
	Xingye Alloy Materials Group, Ltd.	121,000	18,537
	Xinyi Glass Holdings, Ltd.	706,000	2,501,359
	YTO Express Holdings, Ltd.	50,000	32,706
	Yue Yuen Industrial Holdings, Ltd.	679,500	1,700,624
#	Zensun Enterprises, Ltd.	3,620,000	260,668
#*	Zhaobangji Properties Holdings, Ltd.	96,000	8,637

TOTAL HONG KONG			83,957,103

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (0.8%)
*	AIB Group P.L.C.	143,652	$419,674
*	Bank of Ireland Group P.L.C.	620,404	3,635,458
*	Cairn Homes P.L.C.	473,747	616,294
	CRH P.L.C., Sponsored ADR	319,335	15,094,965
*	FBD Holdings P.L.C.	12,480	117,707
*	Flutter Entertainment P.L.C.	631	128,636
*	Flutter Entertainment P.L.C.	13,493	2,765,005
	Glanbia P.L.C.	16,498	242,704
*	Glenveagh Properties P.L.C.	61,390	67,292
*	Irish Continental Group P.L.C.	119,190	651,823
	Kerry Group P.L.C., Class A	1,717	222,560
	Kingspan Group P.L.C.	40,662	3,616,683
*	Permanent TSB Group Holdings P.L.C.	40,877	66,781
	Smurfit Kappa Group P.L.C.	54,041	2,762,590

TOTAL IRELAND			30,408,172

ISRAEL — (0.9%)
#	Adgar Investment and Development, Ltd.	10,959	22,373
#	Afcon Holdings, Ltd.	794	48,355
*	AFI Properties, Ltd.	3,867	160,582
*	Airport City, Ltd.	5,279	87,657
*	Allot, Ltd.	9,849	182,066
	Alony Hetz Properties & Investments, Ltd.	13,574	195,225
*	Alrov Properties and Lodgings, Ltd.	3,102	162,442
	Amot Investments, Ltd.	12,824	83,617
	Arad, Ltd.	1,380	19,320
#	Ashtrom Group, Ltd.	31,159	670,935
	Atreyu Capital Markets, Ltd.	960	14,825
	AudioCodes, Ltd.	4,545	140,031
*	Avgol Industries 1953, Ltd.	33,733	30,753
*	Azorim-Investment Development & Construction Co., Ltd.	42,466	175,147
	Azrieli Group, Ltd.	2,157	151,358
*	Bank Hapoalim BM	179,380	1,425,643
	Bank Leumi Le-Israel BM	269,190	1,889,642
#	Bayside Land Corp., Ltd.	29,500	270,310
*	Bet Shemesh Engines Holdings 1997, Ltd.	2,583	57,523
*	Bezeq The Israeli Telecommunication Corp., Ltd.	247,536	268,587
*	Big Shopping Centers, Ltd.	1,066	128,460
	Blue Square Real Estate, Ltd.	1,318	96,749
*	Brack Capital Properties NV	528	49,307
*	Cellcom Israel, Ltd.	10,729	41,481
*	Cellcom Israel, Ltd.	44,794	170,889
*	Ceragon Networks, Ltd.	21,364	72,851
*	Clal Insurance Enterprises Holdings, Ltd.	29,975	538,967
#*	Compugen, Ltd.	7,817	68,797
	Danel Adir Yeoshua, Ltd.	1,893	329,580
*	Delek Group, Ltd.	7,010	306,073
	Delta-Galil Industries, Ltd.	6,912	189,569
	Dor Alon Energy in Israel 1988, Ltd.	3,179	81,796
#	Duniec Brothers, Ltd.	1,090	46,676
	Elbit Systems, Ltd.	1,734	237,802
#	Elbit Systems, Ltd.	1,367	187,361
	Electra Consumer Products 1970, Ltd.	8,899	416,709
#	Electra Real Estate, Ltd.	12,365	115,384
	Electra, Ltd.	1,243	688,530
#	Energix-Renewable Energies, Ltd.	29,430	115,371
#*	Enlight Renewable Energy, Ltd.	92,863	193,443
#*	Equital, Ltd.	20,089	523,675
	First International Bank Of Israel, Ltd.	23,524	717,230

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	FMS Enterprises Migun, Ltd.	1,604	$46,917
	Formula Systems 1985, Ltd.	7,015	671,458
	Fox Wizel, Ltd.	6,677	772,533
	Gilat Satellite Networks, Ltd.	16,185	165,914
	Hadera Paper, Ltd.	2,531	177,596
	Harel Insurance Investments & Financial Services, Ltd.	105,272	1,102,553
	Hilan, Ltd.	8,673	452,832
	ICL Group, Ltd.	85,570	547,530
	IDI Insurance Co., Ltd.	4,738	183,165
#	IES Holdings, Ltd.	973	64,283
	Inrom Construction Industries, Ltd.	37,011	196,361
	Isracard, Ltd.	59,785	223,336
#	Israel Canada T.R, Ltd.	43,856	166,152
	Israel Discount Bank, Ltd., Class A	457,267	2,058,434
	Israel Land Development - Urban Renewal, Ltd.	11,917	154,887
	Isras Investment Co., Ltd.	703	153,444
*	Issta Lines, Ltd.	2,436	53,287
*	Kamada, Ltd.	11,196	68,182
*	Kamada, Ltd.	8,652	52,172
	Kenon Holdings, Ltd.	7,173	236,193
	Kerur Holdings, Ltd.	3,188	95,997
	Klil Industries, Ltd.	502	52,410
	Levinstein Properties, Ltd.	399	10,818
#	Magic Software Enterprises, Ltd.	17,329	293,739
#	Malam - Team, Ltd.	5,570	181,467
	Matrix IT, Ltd.	39,848	1,048,531
	Maytronics, Ltd.	17,873	363,938
	Mediterranean Towers, Ltd.	41,436	126,768
	Mega Or Holdings, Ltd.	5,500	182,031
*	Mehadrin, Ltd.	500	22,815
	Meitav Dash Investments, Ltd.	24,177	141,559
#	Melisron, Ltd.	2,107	127,211
	Menora Mivtachim Holdings, Ltd.	25,601	558,576
*	Migdal Insurance & Financial Holdings, Ltd.	369,592	440,281
	Mivne Real Estate KD, Ltd.	55,653	152,632
	Mivtach Shamir Holdings, Ltd.	4,281	141,236
	Mizrahi Tefahot Bank, Ltd.	26,414	742,417
*	Naphtha Israel Petroleum Corp., Ltd.	30,324	142,694
	Nawi Brothers, Ltd.	18,447	127,274
*	Neto Malinda Trading, Ltd.	2,102	49,019
	Neto ME Holdings, Ltd.	1,844	75,178
*	Nice, Ltd., Sponsored ADR	302	72,851
*	Nova Measuring Instruments, Ltd.	17,025	1,633,603
	Novolog, Ltd.	17,929	16,362
*	Oil Refineries, Ltd.	1,720,950	473,555
#*	OPC Energy, Ltd.	21,567	215,403
	Palram Industries 1990, Ltd.	4,637	44,522
*	Partner Communications Co., Ltd.	73,210	318,732
*	Partner Communications Co., Ltd., ADR	10,082	43,655
	Paz Oil Co., Ltd.	5,898	649,755
*	Perion Network, Ltd.	9,458	163,522
	Phoenix Holdings, Ltd. (The)	98,179	871,744
	Plasson Industries, Ltd.	2,632	138,700
	Priortech, Ltd.	1,045	27,011
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,088	286,433
	Raval Ics, Ltd.	7,533	24,338
	Scope Metals Group, Ltd.	5,087	146,726
#	Shapir Engineering and Industry, Ltd.	38,765	277,508
#*	Shikun & Binui, Ltd.	158,856	1,066,117

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Shufersal, Ltd.	76,048	$615,450
	Strauss Group, Ltd.	6,285	183,608
*	Summit Real Estate Holdings, Ltd.	39,908	650,128
*	Suny Cellular Communication, Ltd.	64,446	23,221
	Tadiran Holdings, Ltd.	1,603	173,951
#*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	68,003	727,632
*	Tower Semiconductor, Ltd.	24,849	703,227
*	Tower Semiconductor, Ltd.	6,141	177,291
#	Victory Supermarket Chain, Ltd.	3,214	76,253
	YH Dimri Construction & Development, Ltd.	3,211	190,759

TOTAL ISRAEL			33,988,968

ITALY — (3.0%)
	A2A SpA	1,045,905	2,045,760
	ACEA SpA	30,658	696,059
#*	Amplifon SpA	57,939	2,445,328
	Anima Holding SpA	231,304	1,194,917
*	Arnoldo Mondadori Editore SpA	135,944	256,017
	Ascopiave SpA	55,461	270,304
*	Assicurazioni Generali SpA	96,014	1,921,857
*	Atlantia SpA	12,382	241,392
#*	Autogrill SpA	93,596	774,731
*	Avio SpA	11,111	184,881
	Azimut Holding SpA	61,214	1,464,573
#*	Banca Carige SpA	7,345	2,472
*	Banca Generali SpA	30,586	1,169,462
*	Banca IFIS SpA	25,424	347,467
*	Banca Mediolanum SpA	8,887	82,920
#*	Banca Monte dei Paschi di Siena SpA	246,303	336,415
*	Banca Popolare di Sondrio SCPA	493,541	2,075,068
#	Banca Profilo SpA	193,938	53,489
#*	Banca Sistema SpA	57,614	144,052
#	Banco BPM SpA	1,560,523	4,438,435
	Banco di Desio e della Brianza SpA	23,249	79,886
	BasicNet SpA	2,974	16,332
	Be Shaping The Future SpA	54,666	100,466
	BFF Bank SpA	91,912	822,947
*	Biesse SpA	6,344	186,619
*	BPER Banca	1,039,057	2,367,505
*	Brunello Cucinelli SpA	17,481	889,840
	Buzzi Unicem SpA	59,407	1,585,106
*	Cairo Communication SpA	52,233	112,119
	Cementir Holding NV	38,268	427,041
*	Cerved Group SpA	94,817	1,112,281
*	CIR SpA-Compagnie Industriali	550,557	310,836
	CNH Industrial NV	149,479	2,218,951
*	Credito Emiliano SpA	87,133	537,892
*	d’Amico International Shipping SA	298,210	36,168
	Danieli & C Officine Meccaniche SpA	40,409	647,245
#	Danieli & C Officine Meccaniche SpA	13,360	327,816
#	Davide Campari-Milano NV	10,449	123,302
	De’ Longhi SpA	24,785	1,083,352
	DeA Capital SpA	108,649	190,851
#	DiaSorin SpA	8,531	1,448,883
*	doValue SpA	8,431	104,548
*	Elica SpA	25,575	105,732
*	Emak SpA	25,019	41,761
	Enel SpA	240,535	2,388,348
#	Eni SpA	253,696	3,021,746

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	ERG SpA	40,001	$1,195,748
*	Esprinet SpA	40,275	652,352
#*	Eurotech SpA	11,968	73,394
#	Ferrari NV	8,434	1,806,768
	Fiera Milano SpA	13,383	58,711
*	Fila SpA	6,946	79,442
#*	Fincantieri SpA	496,459	382,956
#*	FinecoBank Banca Fineco SpA	41,105	706,997
*	FNM SpA	128,567	101,915
#*	Freni Brembo SpA	54,314	675,956
*	Gefran SpA	3,892	36,090
*	Geox SpA	13,484	14,433
	Gruppo MutuiOnline SpA	14,143	760,192
#*	Guala Closures SpA	15,433	154,164
	Hera SpA	431,138	1,734,921
*	Illimity Bank SpA	12,917	151,079
*	IMMSI SpA	249,326	139,599
#	Infrastrutture Wireless Italiane SpA	57,428	670,039
*	Intek Group SpA	237,868	94,358
	Interpump Group SpA	29,123	1,550,216
*	Intesa Sanpaolo SpA	2,048,178	5,710,140
	Iren SpA	60,313	180,021
	Italgas SpA	126,896	827,595
	Italmobiliare SpA	10,783	382,284
#*	Juventus Football Club SpA	294,307	258,298
	La Doria SpA	10,357	213,061
	Leonardo SpA	169,678	1,384,684
	Maire Tecnimont SpA	148,190	474,082
*	Mediaset SpA	270,865	864,899
*	Mediobanca Banca di Credito Finanziario SpA	267,113	3,016,907
*	Moncler SpA	21,751	1,333,128
*	Orsero SpA	4,227	39,922
#*	OVS SpA	202,115	407,794
	Piaggio & C SpA	267,524	1,036,037
*	Pirelli & C SpA	251,397	1,412,513
	Poste Italiane SpA	42,900	561,609
*	Prima Industrie SpA	3,071	77,146
	Prysmian SpA	10,993	343,933
	RAI Way SpA	55,432	325,410
	Recordati Industria Chimica e Farmaceutica SpA	22,386	1,233,436
	Reno de Medici SpA	99,669	125,357
	Reply SpA	8,935	1,214,725
*	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	57,779
	Sabaf SpA	3,112	84,202
*	Safilo Group SpA	40,421	51,665
#	Saipem SpA	580,719	1,338,970
#*	Saras SpA	545,503	376,231
	Servizi Italia SpA	9,572	25,780
*	Sesa SpA	4,033	559,400
*	Societa Cattolica di Assicurazioni SC	75,840	449,551
*	Sogefi SpA	47,050	79,929
	SOL SpA	22,545	447,005
	Stellantis NV BMD8F9905	684,296	11,351,075
	Stellantis NV N82405106	314,906	5,217,992
	Tamburi Investment Partners SpA	68,503	643,165
*	Technogym SpA	42,645	571,298
	Telecom Italia SpA	5,975,301	3,276,080
	Telecom Italia SpA	3,907,957	2,292,259
	Telecom Italia SpA, Sponsored ADR	15,814	87,135

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Tenaris SA	10,647	$114,167
	Tenaris SA, ADR	35,964	768,910
	Terna Rete Elettrica Nazionale SpA	110,241	812,636
*	Tinexta S.p.A.	9,290	278,875
*	Tod’s SpA	7,493	352,514
*	TXT e-solutions SpA	1,302	11,735
	UniCredit SpA	476,352	4,893,076
*	Unieuro SpA	9,160	266,197
*	Unipol Gruppo SpA	341,821	1,868,092
#	UnipolSai Assicurazioni SpA	196,656	610,734
#	Webuild SpA	112,949	243,264
	Zignago Vetro SpA	14,273	294,274

TOTAL ITALY			110,319,473

JAPAN — (20.9%)
	77 Bank, Ltd. (The)	56,300	707,094
	A&D Co., Ltd.	22,300	264,168
	ABC-Mart, Inc.	1,400	75,013
	Abist Co., Ltd.	1,400	37,835
*	Access Co., Ltd.	15,700	122,342
	Achilles Corp.	12,300	157,104
	Acom Co., Ltd.	38,300	164,628
	AD Works Group Co., Ltd.	33,460	49,558
	Adastria Co., Ltd.	27,560	467,985
	ADEKA Corp.	88,600	1,724,289
	Ad-sol Nissin Corp.	3,200	78,354
	Adtec Plasma Technology Co., Ltd.	1,700	28,919
	Advan Co., Ltd.	13,700	116,756
*	Advanced Media, Inc.	4,300	32,485
#	Advanex, Inc.	1,400	19,242
	Advantest Corp.	7,600	718,466
	Aeon Co., Ltd.	53,619	1,463,204
	Aeon Delight Co., Ltd.	9,700	295,962
	Aeon Fantasy Co., Ltd.	5,700	104,553
	AEON Financial Service Co., Ltd.	77,500	882,211
	Aeon Hokkaido Corp.	12,300	121,569
	Aeon Mall Co., Ltd.	13,600	215,894
#	Aeria, Inc.	17,400	97,470
	AFC-HD AMS Life Science Co., Ltd.	8,000	73,317
	AGC, Inc.	64,700	2,950,274
	Agro-Kanesho Co., Ltd.	2,600	34,359
	Ahresty Corp.	18,500	78,941
	Ai Holdings Corp.	11,400	217,640
	Aica Kogyo Co., Ltd.	5,100	181,012
	Aichi Bank, Ltd. (The)	5,300	135,556
	Aichi Corp.	36,000	280,777
	Aichi Steel Corp.	10,800	330,517
	Aichi Tokei Denki Co., Ltd.	2,200	84,494
	Aida Engineering, Ltd.	43,000	361,489
	Aiful Corp.	186,500	536,565
#	Ain Holdings, Inc.	10,300	571,690
	Aiphone Co., Ltd.	8,300	130,400
	Air Water, Inc.	92,700	1,533,325
	Airport Facilities Co., Ltd.	20,400	113,353
	Airtech Japan, Ltd.	7,800	83,947
	Aisan Industry Co., Ltd.	39,300	277,975
	Aisin Corp.	57,206	2,201,851
	AIT Corp.	1,200	11,569
	Aizawa Securities Co., Ltd.	26,400	230,734

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ajinomoto Co., Inc.	29,700	$593,954
	Ajis Co., Ltd.	2,000	67,270
	Akatsuki Corp.	17,800	56,776
	Akatsuki, Inc.	4,000	146,618
*	Akebono Brake Industry Co., Ltd.	31,200	52,641
	Akita Bank, Ltd. (The)	16,600	208,668
	Albis Co., Ltd.	5,800	125,416
	Alconix Corp.	21,900	301,339
	Alfresa Holdings Corp.	24,000	430,216
	Alinco, Inc.	12,100	110,563
#	Alleanza Holdings Co., Ltd.	5,500	61,102
*	Allied Telesis Holdings K.K.	28,800	28,924
	Alpen Co., Ltd.	15,500	330,554
	Alpha Corp.	5,800	63,191
	Alpha Systems, Inc.	1,280	42,589
	Alps Alpine Co., Ltd.	139,048	1,684,807
	Alps Logistics Co., Ltd.	9,000	76,955
	Altech Corp.	9,020	165,555
	Amada Co., Ltd.	184,800	2,004,414
	Amano Corp.	11,600	315,170
	Amiyaki Tei Co., Ltd.	3,600	92,531
	Amuse, Inc.	5,900	121,044
	Anabuki Kosan, Inc.	4,200	78,757
	Anest Iwata Corp.	21,700	193,611
*	Anicom Holdings, Inc.	12,500	116,184
	Anritsu Corp.	16,300	316,702
	AOI Electronics Co., Ltd.	3,700	89,563
	AOI TYO Holdings, Inc.	13,188	73,804
	AOKI Holdings, Inc.	49,178	273,262
	Aomori Bank, Ltd. (The)	17,800	371,987
#*	Aoyama Trading Co., Ltd.	38,600	291,901
	Aoyama Zaisan Networks Co., Ltd.	10,600	151,241
	Aozora Bank, Ltd.	71,000	1,528,695
	Apaman Co., Ltd.	5,900	31,754
	Arakawa Chemical Industries, Ltd.	14,800	163,484
	Arata Corp.	13,100	532,780
	Araya Industrial Co., Ltd.	2,300	34,192
	Arcland Sakamoto Co., Ltd.	15,200	207,437
	Arcland Service Holdings Co., Ltd.	11,500	229,893
	Arcs Co., Ltd.	43,089	927,265
	Arealink Co., Ltd.	11,000	126,436
	Argo Graphics, Inc.	9,000	252,904
	Ariake Japan Co., Ltd.	1,900	109,996
	Arisawa Manufacturing Co., Ltd.	32,700	289,814
	ARTERIA Networks Corp.	2,700	38,307
	Artiza Networks, Inc.	2,800	47,391
	Artnature, Inc.	16,800	101,911
*	Aruhi Corp.	7,400	119,419
	Asahi Broadcasting Group Holdings Corp.	8,100	51,474
	Asahi Co., Ltd.	14,600	195,707
	Asahi Diamond Industrial Co., Ltd.	63,100	292,735
	Asahi Group Holdings, Ltd.	15,000	627,196
	Asahi Holdings, Inc.	46,000	929,221
	Asahi Intecc Co., Ltd.	26,800	721,372
	Asahi Kasei Corp.	337,900	3,559,601
	Asahi Kogyosha Co., Ltd.	3,900	102,039
	Asahi Net, Inc.	2,700	17,773
	Asahi Yukizai Corp.	11,200	139,816
#	Asante, Inc.	2,500	41,351

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asanuma Corp.	8,000	$325,259
	Asax Co., Ltd.	1,800	11,295
	Ascentech KK	1,400	18,664
*	Ashimori Industry Co., Ltd.	4,300	39,994
	Asia Pile Holdings Corp.	31,700	147,463
	ASKA Pharmaceutical Holdings Co., Ltd.	24,000	301,631
	ASKUL Corp.	4,100	149,982
	Astellas Pharma, Inc.	32,100	483,139
	Asti Corp.	4,000	79,458
	Asukanet Co., Ltd.	100	910
	Ateam, Inc.	11,100	178,403
	Atom Corp.	45,000	308,984
*	Atsugi Co., Ltd.	19,900	98,459
	Aucnet, Inc.	7,100	84,196
	Autobacs Seven Co., Ltd.	39,500	529,152
	Aval Data Corp.	600	21,720
	Avant Corp.	7,900	128,760
#	Avantia Co., Ltd.	8,800	73,018
	Avex, Inc.	28,100	384,450
	Awa Bank, Ltd. (The)	35,700	720,437
	Axell Corp.	5,600	52,941
	Axial Retailing, Inc.	11,600	463,922
	Azbil Corp.	2,500	100,943
	Bandai Namco Holdings, Inc.	10,600	777,838
	Bando Chemical Industries, Ltd.	30,100	196,558
	Bank of Iwate, Ltd. (The)	16,200	301,049
	Bank of Kochi, Ltd. (The)	5,900	44,557
	Bank of Kyoto, Ltd. (The)	32,200	1,729,849
	Bank of Nagoya, Ltd. (The)	11,500	286,081
	Bank of Okinawa, Ltd. (The)	21,300	522,426
	Bank of Saga, Ltd. (The)	14,600	180,859
	Bank of the Ryukyus, Ltd.	46,500	298,427
	Bank of Toyama, Ltd. (The)	2,200	55,575
	Baroque Japan, Ltd.	7,800	53,808
	BayCurrent Consulting, Inc.	6,500	1,772,496
	Beenos, Inc.	9,400	258,148
	Belc Co., Ltd.	5,400	286,585
	Bell System24 Holdings, Inc.	23,900	360,754
	Belluna Co., Ltd.	58,400	618,038
	Benefit One, Inc.	16,200	406,461
	Benesse Holdings, Inc.	16,000	353,309
	BeNEXT Group, Inc.	44,016	574,498
*	Bengo4.com, Inc.	1,800	153,029
	Bic Camera, Inc.	16,800	173,411
	Biofermin Pharmaceutical Co., Ltd.	4,000	109,632
	B-Lot Co., Ltd.	1,400	8,236
	BML, Inc.	4,300	148,761
#	Bookoff Group Holdings, Ltd.	2,900	26,029
	Bourbon Corp.	2,900	56,447
	BP Castrol K.K.	5,100	65,314
#	Br Holdings Corp.	1,800	9,251
*	BrainPad, Inc.	3,200	154,246
	Bridgestone Corp.	40,500	1,623,164
	Broadband Tower, Inc.	34,100	77,504
	Broadleaf Co., Ltd.	67,700	339,219
#*	Broadmedia Corp.	119,000	93,867
	Broccoli Co., Ltd.	2,300	34,474
	Brother Industries, Ltd.	81,400	1,725,933
#	Bunka Shutter Co., Ltd.	59,800	523,498

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Business Brain Showa-Ota, Inc.	800	$13,749
	Business Engineering Corp.	400	12,640
	C Uyemura & Co., Ltd.	2,600	178,930
	CAC Holdings Corp.	7,000	91,097
	Calbee, Inc.	12,800	307,002
#	Can Do Co., Ltd.	6,100	120,330
	Canon Electronics, Inc.	15,700	251,053
	Canon Marketing Japan, Inc.	20,900	504,571
	Canon, Inc., Sponsored ADR	24,859	589,904
	Canon, Inc.	27,200	646,820
	Capcom Co., Ltd.	20,400	661,838
	Career Design Center Co., Ltd.	1,900	18,254
	Carenet, Inc.	1,100	47,867
	Carlit Holdings Co., Ltd.	8,300	53,149
	Carta Holdings, Inc.	4,600	64,347
#	Casa, Inc.	4,800	40,067
	Casio Computer Co., Ltd.	22,400	396,620
	Cawachi, Ltd.	16,400	352,774
	Central Automotive Products, Ltd.	8,800	233,443
	Central Glass Co., Ltd.	38,100	785,526
	Central Security Patrols Co., Ltd.	8,600	230,603
#	Central Sports Co., Ltd.	5,400	116,936
*	Change, Inc.	16,000	490,664
	Charm Care Corp. KK	7,500	83,662
	Chiba Bank, Ltd. (The)	123,200	770,395
	Chiba Kogyo Bank, Ltd. (The)	33,300	80,222
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	12,700	191,391
	Chino Corp.	5,900	70,715
	Chiyoda Co., Ltd.	21,100	169,151
	Chiyoda Integre Co., Ltd.	7,100	121,949
	Chodai Co., Ltd.	4,600	72,497
	Chofu Seisakusho Co., Ltd.	15,000	279,073
	Chori Co., Ltd.	10,800	148,403
	Chubu Shiryo Co., Ltd.	20,800	259,546
	Chudenko Corp.	31,800	675,626
*	Chuetsu Pulp & Paper Co., Ltd.	21,189	236,046
#	Chugai Ro Co., Ltd.	5,500	106,944
	Chugoku Bank, Ltd. (The)	100,500	795,608
	Chugoku Marine Paints, Ltd.	32,800	295,699
	Chukyo Bank, Ltd. (The)	9,100	139,200
	Chuo Spring Co., Ltd.	5,200	45,742
	Chuo Warehouse Co., Ltd.	1,100	10,959
	CI Takiron Corp.	46,300	287,694
	Citizen Watch Co., Ltd.	262,300	882,585
	CK-San-Etsu Co., Ltd.	3,400	112,839
	Cleanup Corp.	21,000	102,359
	CMIC Holdings Co., Ltd.	10,300	150,748
*	CMK Corp.	53,000	212,273
	Coca-Cola Bottlers Japan Holdings, Inc.	24,004	384,075
#	cocokara fine, Inc.	5,800	393,274
	Colowide Co., Ltd.	17,600	296,160
	Computer Engineering & Consulting, Ltd.	23,000	284,807
	Computer Institute of Japan, Ltd.	8,700	68,815
	COMSYS Holdings Corp.	15,159	470,627
	Comture Corp.	9,700	234,642
	Concordia Financial Group, Ltd.	253,638	953,549
	CONEXIO Corp.	12,800	162,538
*	COOKPAD, Inc.	20,500	55,622
	Core Corp.	900	12,717

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Corona Corp.	16,800	$142,821
	Cosel Co., Ltd.	12,700	123,400
	Cosmo Energy Holdings Co., Ltd.	57,800	1,238,125
	Cosmos Initia Co., Ltd.	11,300	47,600
	Cosmos Pharmaceutical Corp.	2,000	287,054
	Cota Co., Ltd.	5,576	76,696
	CRE, Inc.	5,300	68,267
	Create Medic Co., Ltd.	6,400	58,823
#*	Create Restaurants Holdings, Inc.	42,800	304,753
	Create SD Holdings Co., Ltd.	10,800	327,477
	Credit Saison Co., Ltd.	141,900	1,635,894
	Creek & River Co., Ltd.	5,400	76,805
	Cresco, Ltd.	8,800	133,282
	CTI Engineering Co., Ltd.	13,000	293,654
	CTS Co., Ltd.	2,400	18,592
	Cube System, Inc.	1,000	10,436
	Curves Holdings Co., Ltd.	18,500	139,416
	CyberAgent, Inc.	29,600	607,464
#	Cyberlinks Co., Ltd.	2,200	32,128
	Cybernet Systems Co., Ltd.	12,900	100,514
	Cyberstep, Inc.	4,600	29,641
	Cybozu, Inc.	9,800	223,241
	Dai Nippon Printing Co., Ltd.	54,000	1,070,020
	Dai Nippon Toryo Co., Ltd.	21,400	167,451
	Daibiru Corp.	2,500	29,247
	Daicel Corp.	137,300	1,060,920
	Dai-Dan Co., Ltd.	9,400	235,023
	Daido Kogyo Co., Ltd.	8,100	63,061
	Daido Metal Co., Ltd.	54,800	279,199
	Daido Steel Co., Ltd.	24,000	1,138,717
*	Daidoh, Ltd.	21,700	35,720
	Daifuku Co., Ltd.	5,000	494,212
	Daihatsu Diesel Manufacturing Co., Ltd.	15,500	70,702
	Daihen Corp.	11,900	520,132
	Daiho Corp.	16,900	611,794
	Dai-Ichi Cutter Kogyo K.K.	5,000	63,469
	Daiichi Jitsugyo Co., Ltd.	8,900	343,195
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,200	206,807
	Dai-ichi Life Holdings, Inc.	64,600	1,166,486
	Daiichikosho Co., Ltd.	20,500	764,616
	Daiken Corp.	11,700	220,670
	Daiken Medical Co., Ltd.	6,000	30,898
	Daiki Aluminium Industry Co., Ltd.	30,400	271,165
	Daikin Industries, Ltd.	9,100	1,835,603
	Daikoku Denki Co., Ltd.	6,700	56,138
	Daikokutenbussan Co., Ltd.	5,400	403,458
	Daikyonishikawa Corp.	38,800	268,005
	Dainichi Co., Ltd.	6,500	47,840
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,300	233,832
	Daio Paper Corp.	49,000	803,601
	Daiseki Co., Ltd.	9,500	358,017
	Daishi Hokuetsu Financial Group, Inc.	38,500	828,100
#	Daishinku Corp.	8,000	176,910
	Daisue Construction Co., Ltd.	7,600	66,952
*	Daisyo Corp.	4,000	36,620
	Daito Bank, Ltd. (The)	5,000	27,863
	Daito Pharmaceutical Co., Ltd.	11,760	373,134
	Daito Trust Construction Co., Ltd.	5,300	563,565
	Daitron Co., Ltd.	6,900	117,596

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiwa House Industry Co., Ltd.	44,600	$1,322,490
	Daiwa Industries, Ltd.	22,900	233,658
	Daiwa Securities Group, Inc.	337,547	1,801,191
	Daiwabo Holdings Co., Ltd.	95,000	1,485,818
	DCM Holdings Co., Ltd.	102,500	1,022,180
	Dear Life Co., Ltd.	13,100	57,007
	Delica Foods Holdings Co., Ltd.	4,800	27,623
*	DeNA Co., Ltd.	10,400	212,777
	Denka Co., Ltd.	72,100	2,823,615
#	Densan System Co., Ltd.	6,000	178,210
	Denso Corp.	17,500	1,131,427
	Dentsu Group, Inc.	17,200	530,855
	Denyo Co., Ltd.	18,200	333,269
	Dexerials Corp.	55,600	1,024,667
	DIC Corp.	71,000	1,814,693
	Digital Arts, Inc.	6,600	535,122
	Digital Garage, Inc.	6,800	279,909
	Digital Hearts Holdings Co., Ltd.	7,100	96,604
	Digital Holdings, Inc.	4,700	80,672
#	Digital Information Technologies Corp.	3,400	68,937
	Dip Corp.	14,800	408,587
	Disco Corp.	300	96,876
	DKK Co., Ltd.	7,300	167,358
	DKK-Toa Corp.	1,800	13,517
	DKS Co., Ltd.	8,600	286,154
	DMG Mori Co., Ltd.	70,500	1,139,910
	Doshisha Co., Ltd.	22,000	370,247
#	Double Standard, Inc.	1,300	45,218
	Doutor Nichires Holdings Co., Ltd.	24,800	370,265
	Dowa Holdings Co., Ltd.	47,000	1,964,314
*	Dream Incubator, Inc.	5,100	46,832
	DTS Corp.	28,600	672,363
	Duskin Co., Ltd.	13,000	308,787
	Dvx, Inc.	4,600	40,575
	DyDo Group Holdings, Inc.	9,200	426,593
	Dynic Corp.	4,600	32,248
	Eagle Industry Co., Ltd.	24,100	255,883
	Earth Corp.	1,900	104,830
	Ebara Corp.	57,100	2,439,803
	Ebara Foods Industry, Inc.	5,100	122,742
	Ebara Jitsugyo Co., Ltd.	4,200	185,852
	Ebase Co., Ltd.	2,500	21,818
	Eco’s Co., Ltd.	8,100	137,194
	EDION Corp.	79,600	846,625
	Edulab, Inc.	600	39,354
#	EF-ON, Inc.	12,000	112,700
	eGuarantee, Inc.	11,400	219,290
	E-Guardian, Inc.	4,100	105,024
	Ehime Bank, Ltd. (The)	30,800	253,795
	Eidai Co., Ltd.	18,000	53,201
	Eiken Chemical Co., Ltd.	5,200	103,657
	Eisai Co., Ltd.	1,400	91,311
	Eizo Corp.	15,200	564,777
	EJ Holdings, Inc.	8,300	81,108
	Elan Corp.	17,400	207,106
	Elecom Co., Ltd.	22,000	462,100
	Elematec Corp.	13,748	154,628
	Endo Lighting Corp.	16,000	99,540
	ENEOS Holdings, Inc.	432,870	1,861,737

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Enigmo, Inc.	11,800	$134,311
	en-japan, Inc.	16,500	500,502
	Enomoto Co., Ltd.	5,700	105,969
	Enplas Corp.	9,700	372,403
	Enshu, Ltd.	3,100	26,024
	EPS Holdings, Inc.	29,700	318,144
	eRex Co., Ltd.	8,000	132,203
	ES-Con Japan, Ltd.	25,900	174,307
#	Eslead Corp.	5,900	85,358
	ESPEC Corp.	13,200	228,252
	Exedy Corp.	25,900	371,862
#	Ezaki Glico Co., Ltd.	6,500	243,257
	F&M Co., Ltd.	3,000	43,353
#	Faith, Inc.	5,500	44,568
	FALCO HOLDINGS Co., Ltd.	7,700	117,643
	FAN Communications, Inc.	35,000	124,783
	Fancl Corp.	6,000	195,996
	FANUC Corp.	800	184,226
	FCC Co., Ltd.	34,200	550,404
#*	FDK Corp.	3,900	50,030
	Feed One Co., Ltd.	27,988	220,146
	Felissimo Corp.	1,200	13,667
	Fenwal Controls of Japan, Ltd.	3,400	50,834
	Ferrotec Holdings Corp.	50,800	1,133,099
*	FFRI Security, Inc.	1,700	30,688
	Fibergate, Inc.	5,700	78,762
	FIDEA Holdings Co., Ltd.	150,200	170,501
	Fields Corp.	10,400	47,515
	Financial Products Group Co., Ltd.	7,700	51,115
	FINDEX, Inc.	6,400	69,928
*	First Baking Co., Ltd.	400	3,490
	First Bank of Toyama, Ltd. (The)	24,200	62,011
	First Brothers Co., Ltd.	4,800	43,559
#	First Juken Co., Ltd.	7,900	91,103
	Fixstars Corp.	13,800	123,129
	FJ Next Co., Ltd.	21,800	203,518
	Focus Systems Corp.	1,300	10,597
	Food & Life Cos Ltd.	6,800	303,288
	Foster Electric Co., Ltd.	23,800	254,492
	FP Corp.	18,400	714,416
	France Bed Holdings Co., Ltd.	26,100	215,562
#*	Freebit Co., Ltd.	8,100	66,730
	Freund Corp.	5,300	36,959
	F-Tech, Inc.	11,900	75,553
	FTGroup Co., Ltd.	6,300	77,957
	Fudo Tetra Corp.	19,100	325,433
	Fuji Co., Ltd.	12,600	238,158
	Fuji Corp.	32,100	854,460
	Fuji Corp.	9,000	106,741
	Fuji Corp., Ltd.	24,700	155,057
	Fuji Die Co., Ltd.	7,300	44,113
	Fuji Electric Co., Ltd.	32,100	1,461,440
	Fuji Furukawa Engineering & Construction Co., Ltd.	400	9,511
	Fuji Kyuko Co., Ltd.	8,000	383,080
	Fuji Media Holdings, Inc.	30,200	367,484
*	Fuji Oil Co., Ltd.	31,400	66,552
	Fuji Oil Holdings, Inc.	14,000	360,772
	Fuji Pharma Co., Ltd.	10,200	111,702
	Fuji Seal International, Inc.	41,600	923,662

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Soft, Inc.	6,200	$310,572
	Fujibo Holdings, Inc.	7,700	312,235
	Fujicco Co., Ltd.	8,300	145,824
	FUJIFILM Holdings Corp.	17,500	1,133,566
	Fujikura Composites, Inc.	14,600	63,231
	Fujikura Kasei Co., Ltd.	21,300	103,500
*	Fujikura, Ltd.	285,900	1,473,756
	Fujimori Kogyo Co., Ltd.	15,100	569,088
	Fujisash Co., Ltd.	77,900	56,303
	Fujishoji Co., Ltd.	4,500	36,570
	Fujitec Co., Ltd.	28,700	648,954
	Fujitsu General, Ltd.	9,300	246,621
	Fujitsu, Ltd.	7,500	1,191,435
	Fujiya Co., Ltd.	8,000	156,883
	FuKoKu Co., Ltd.	9,000	65,065
	Fukuda Corp.	5,300	227,990
	Fukuda Denshi Co., Ltd.	3,000	238,382
	Fukui Bank, Ltd. (The)	18,300	285,197
	Fukui Computer Holdings, Inc.	6,100	236,742
	Fukuoka Financial Group, Inc.	101,408	1,729,595
#*	Fukushima Bank, Ltd. (The)	9,100	18,811
*	Fukushima Galilei Co., Ltd.	6,000	220,643
	Fukuyama Transporting Co., Ltd.	21,323	818,286
	FULLCAST Holdings Co., Ltd.	10,900	189,649
*	Funai Electric Co., Ltd.	8,700	72,780
	Funai Soken Holdings, Inc.	17,460	309,905
#	Furukawa Battery Co., Ltd. (The)	10,900	161,055
	Furukawa Co., Ltd.	30,000	339,784
	Furukawa Electric Co., Ltd.	67,600	1,793,080
	Furuno Electric Co., Ltd.	24,800	241,861
	Furusato Industries, Ltd.	8,000	94,406
	Furyu Corp.	16,500	147,510
	Fuso Chemical Co., Ltd.	14,000	504,141
	Fuso Pharmaceutical Industries, Ltd.	6,500	140,480
	Futaba Corp.	33,600	264,794
	Futaba Industrial Co., Ltd.	63,500	301,235
	Future Corp.	11,700	216,646
	Fuyo General Lease Co., Ltd.	23,500	1,565,721
	G-7 Holdings, Inc.	9,000	239,784
	Gakken Holdings Co., Ltd.	15,000	189,844
	Gakkyusha Co., Ltd.	3,300	38,646
	Gakujo Co., Ltd.	2,500	31,731
	GCA Corp.	28,200	208,894
	Gecoss Corp.	13,700	112,067
	Genki Sushi Co., Ltd.	4,100	90,123
	Genky DrugStores Co., Ltd.	8,400	255,357
	Geo Holdings Corp.	38,300	397,577
	Geostr Corp.	4,100	14,335
*	Gfoot Co., Ltd.	2,100	7,782
#	Gig Works, Inc.	2,700	22,000
	Giken, Ltd.	5,900	252,461
	GL Sciences, Inc.	7,000	167,806
	GLOBERIDE, Inc.	8,000	315,422
	Glory, Ltd.	47,500	1,019,805
#	Glosel Co., Ltd.	15,700	60,424
#	GMO Financial Holdings, Inc.	8,500	65,528
	GMO GlobalSign Holdings K.K.	3,300	177,751
	GMO internet, Inc.	16,400	487,173
	GMO Payment Gateway, Inc.	5,600	712,003

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Godo Steel, Ltd.	10,300	$165,369
	Goldcrest Co., Ltd.	19,090	277,151
	Goldwin, Inc.	3,400	203,096
	Golf Digest Online, Inc.	3,400	45,427
#	Good Com Asset Co., Ltd.	7,400	94,338
*	Grace Technology, Inc.	11,800	288,194
	Grandy House Corp.	13,500	55,579
	Gree, Inc.	67,200	351,560
	GS Yuasa Corp.	37,500	1,015,072
	GSI Creos Corp.	9,200	98,593
	G-Tekt Corp.	25,000	318,815
#	Gumi, Inc.	13,700	161,050
	Gun-Ei Chemical Industry Co., Ltd.	4,600	100,233
	GungHo Online Entertainment, Inc.	24,270	461,675
	Gunma Bank, Ltd. (The)	330,200	1,080,202
	Gunze, Ltd.	15,300	542,203
	H.U. Group Holdings, Inc.	43,700	1,429,550
	H2O Retailing Corp.	86,899	680,905
	HABA Laboratories, Inc.	1,100	45,191
	Hachijuni Bank, Ltd. (The)	220,300	753,169
	Hagihara Industries, Inc.	11,500	149,202
	Hagiwara Electric Holdings Co., Ltd.	5,800	137,271
	Hakudo Co., Ltd.	2,400	36,846
	Hakuhodo DY Holdings, Inc.	22,400	379,105
	Hakuto Co., Ltd.	12,500	142,518
#	Halows Co., Ltd.	6,000	161,065
	Hamakyorex Co., Ltd.	15,800	444,630
	Hamamatsu Photonics KK	1,200	69,555
	Handsman Co., Ltd.	4,200	64,783
	Hankyu Hanshin Holdings, Inc.	39,852	1,256,896
	Hanwa Co., Ltd.	37,600	1,117,282
	Happinet Corp.	19,600	264,584
	Harada Industry Co., Ltd.	3,300	26,740
	Hard Off Corp. Co., Ltd.	8,200	57,467
	Harima Chemicals Group, Inc.	12,200	102,414
	Haruyama Holdings, Inc.	3,900	23,551
	Haseko Corp.	176,600	2,368,956
	Hayashikane Sangyo Co., Ltd.	5,400	30,462
	Hazama Ando Corp.	140,850	1,074,918
	Heian Ceremony Service Co., Ltd.	1,300	10,433
	Heiwa Corp.	40,900	693,374
	Heiwa Real Estate Co., Ltd.	3,600	122,592
	Heiwado Co., Ltd.	29,100	591,672
	Helios Techno Holding Co., Ltd.	5,700	18,670
	Hibino Corp.	1,900	25,620
	Hibiya Engineering, Ltd.	16,700	283,459
	Hikari Tsushin, Inc.	1,700	341,972
#	HI-LEX Corp.	15,600	237,732
	Hino Motors, Ltd.	134,400	1,128,033
	Hinokiya Group Co., Ltd.	400	9,290
	Hioki EE Corp.	5,000	245,188
	Hirakawa Hewtech Corp.	8,800	106,265
	Hirano Tecseed Co., Ltd.	7,700	188,998
	Hirogin Holdings, Inc.	241,100	1,332,767
	Hirose Electric Co., Ltd.	1,200	191,288
	Hiroshima Gas Co., Ltd.	16,700	57,438
	Hisaka Works, Ltd.	21,000	160,191
	Hisamitsu Pharmaceutical Co., Inc.	1,400	81,669
	Hitachi Construction Machinery Co., Ltd.	19,800	608,666

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Hitachi Metals, Ltd.	5,310	$102,950
	Hitachi Transport System, Ltd.	25,100	779,804
	Hitachi Zosen Corp.	190,240	1,438,721
	Hitachi, Ltd.	28,000	1,385,936
	Hitachi, Ltd., ADR	303	29,909
	Hito Communications Holdings, Inc.	3,700	69,911
	Hochiki Corp.	9,500	110,134
	Hodogaya Chemical Co., Ltd.	8,100	315,230
	Hogy Medical Co., Ltd.	10,400	314,257
	Hokkaido Electric Power Co., Inc.	48,100	229,181
	Hokkaido Gas Co., Ltd.	2,400	34,202
	Hokkan Holdings, Ltd.	6,900	89,450
#	Hokko Chemical Industry Co., Ltd.	15,900	148,184
	Hokkoku Bank, Ltd. (The)	20,900	465,429
	Hokuetsu Corp.	109,000	565,469
	Hokuetsu Industries Co., Ltd.	17,000	165,010
	Hokuhoku Financial Group, Inc.	118,300	996,780
#	Hokuriku Electric Industry Co., Ltd.	6,200	51,917
	Hokuriku Electric Power Co.	44,700	271,502
#	Hokuriku Electrical Construction Co., Ltd.	11,000	114,369
	Hokuto Corp.	19,800	360,044
	Holon Co., Ltd.	800	37,280
#	Honda Motor Co., Ltd., Sponsored ADR	23,840	710,909
	Honda Motor Co., Ltd.	128,435	3,829,907
	Honda Tsushin Kogyo Co., Ltd.	6,400	28,714
	H-One Co., Ltd.	17,400	125,498
#	Honeys Holdings Co., Ltd.	16,670	162,162
	Honshu Chemical Industry Co., Ltd.	3,200	53,471
	Hoosiers Holdings	29,600	178,377
	Horiba, Ltd.	11,400	742,552
	Hoshizaki Corp.	500	44,419
	Hosiden Corp.	58,000	550,315
	Hosokawa Micron Corp.	5,800	330,214
*	Hotland Co., Ltd.	1,100	13,188
#	House Do Co., Ltd.	7,500	71,114
	House Foods Group, Inc.	5,100	158,585
	Howa Machinery, Ltd.	12,800	107,731
	Hulic Co., Ltd.	34,167	389,796
*	Hurxley Corp.	2,400	19,727
	Hyakugo Bank, Ltd. (The)	219,700	637,525
	Hyakujushi Bank, Ltd. (The)	24,500	341,761
	Ibiden Co., Ltd.	11,200	528,679
	IBJ, Inc.	1,500	12,363
	Ichibanya Co., Ltd.	5,234	230,672
	Ichigo, Inc.	252,100	787,952
	Ichiken Co., Ltd.	5,400	93,027
	Ichikoh Industries, Ltd.	33,600	215,419
	Ichinen Holdings Co., Ltd.	25,400	296,219
	Ichiyoshi Securities Co., Ltd.	45,800	259,836
	Icom, Inc.	11,100	264,599
	IDEA Consultants, Inc.	3,900	64,272
	Idec Corp.	28,400	435,790
	Idemitsu Kosan Co., Ltd.	40,826	976,393
	IDOM, Inc.	67,000	387,823
*	IHI Corp.	135,600	2,738,401
	Iida Group Holdings Co., Ltd.	17,420	424,253
	Iino Kaiun Kaisha, Ltd.	88,500	442,470
	IJTT Co., Ltd.	17,000	85,458
	Ikegami Tsushinki Co., Ltd.	5,800	45,519

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	I’ll, Inc.	900	$14,339
*	Imagica Group, Inc.	11,000	51,108
#	Imasen Electric Industrial	3,600	23,315
	Imuraya Group Co., Ltd.	2,700	59,235
	Inaba Denki Sangyo Co., Ltd.	27,200	636,099
	Inaba Seisakusho Co., Ltd.	7,400	99,310
	Inabata & Co., Ltd.	48,600	732,310
	Inageya Co., Ltd.	10,100	147,335
	Ines Corp.	16,800	215,868
	I-Net Corp.	10,100	135,296
	Infocom Corp.	11,500	294,142
	Infomart Corp.	50,400	475,175
	Information Services International-Dentsu, Ltd.	17,000	626,501
	Innotech Corp.	12,900	153,374
	Inpex Corp.	413,400	2,813,188
	Insource Co., Ltd.	12,000	269,029
	Intage Holdings, Inc.	26,600	324,953
	Intelligent Wave, Inc.	2,400	14,593
	Inter Action Corp.	7,600	172,449
	Internet Initiative Japan, Inc.	40,800	909,019
	Inui Global Logistics Co., Ltd.	11,595	118,850
	I-O Data Device, Inc.	6,200	61,323
	I-PEX, Inc.	8,500	145,095
	IR Japan Holdings, Ltd.	2,800	366,749
	Iriso Electronics Co., Ltd.	6,100	289,448
#	I’rom Group Co., Ltd.	2,900	64,666
	ISB Corp.	6,700	83,928
	Ise Chemicals Corp.	1,000	29,681
*	Iseki & Co., Ltd.	14,900	211,994
#	Isetan Mitsukoshi Holdings, Ltd.	186,500	1,306,730
	Ishihara Chemical Co., Ltd.	4,800	92,400
	Ishihara Sangyo Kaisha, Ltd.	34,900	290,568
	Ishii Iron Works Co., Ltd.	1,900	50,401
*	Ishizuka Glass Co., Ltd.	1,800	30,538
	Isuzu Motors, Ltd.	202,800	2,059,260
	Itfor, Inc.	15,400	110,127
	ITmedia, Inc.	2,100	36,926
	Ito En, Ltd.	6,600	365,455
#	ITOCHU Corp.	72,400	2,260,236
	Itochu Enex Co., Ltd.	66,100	630,557
	Itochu Techno-Solutions Corp.	6,000	207,611
	Itochu-Shokuhin Co., Ltd.	4,300	194,228
	Itoham Yonekyu Holdings, Inc.	124,278	799,521
	Itoki Corp.	33,553	114,876
*	Itokuro, Inc.	1,100	10,640
	IwaiCosmo Holdings, Inc.	23,100	376,025
	Iwaki & Co., Ltd.	28,400	190,463
#	Iwasaki Electric Co., Ltd.	6,400	87,217
	Iwatani Corp.	29,900	1,873,936
	Iwatsu Electric Co., Ltd.	6,100	51,508
	Iwatsuka Confectionery Co., Ltd.	1,100	43,566
	Iyo Bank, Ltd. (The)	178,582	985,001
	Izumi Co., Ltd.	24,100	959,462
	J Front Retailing Co., Ltd.	85,500	816,381
#*	J Trust Co., Ltd.	53,900	118,345
	JAC Recruitment Co., Ltd.	13,700	212,831
	Jaccs Co., Ltd.	23,600	461,559
	Jafco Group Co., Ltd.	28,700	2,066,054
*	Jalux, Inc.	5,400	80,950

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Jamco Corp.	10,200	$85,807
#	Janome Sewing Machine Co., Ltd.	17,000	119,251
*	Japan Airlines Co., Ltd.	57,100	1,223,198
	Japan Asia Group, Ltd.	16,900	142,631
*	Japan Asia Investment Co., Ltd.	16,300	37,143
	Japan Aviation Electronics Industry, Ltd.	47,200	842,562
	Japan Best Rescue System Co., Ltd.	12,500	80,278
*	Japan Cash Machine Co., Ltd.	13,100	70,450
*	Japan Display, Inc.	805,800	338,031
	Japan Electronic Materials Corp.	7,300	134,841
	Japan Elevator Service Holdings Co., Ltd.	18,200	365,233
	Japan Exchange Group, Inc.	40,300	945,173
	Japan Foundation Engineering Co., Ltd.	16,100	72,352
	Japan Investment Adviser Co., Ltd.	6,100	89,895
	Japan Lifeline Co., Ltd.	29,900	421,394
	Japan Material Co., Ltd.	27,000	313,821
	Japan Medical Dynamic Marketing, Inc.	9,600	185,637
	Japan Oil Transportation Co., Ltd.	2,900	69,588
	Japan Petroleum Exploration Co., Ltd.	4,400	81,571
	Japan Post Holdings Co., Ltd.	150,800	1,267,240
	Japan Post Insurance Co., Ltd.	7,800	150,391
	Japan Property Management Center Co., Ltd.	6,200	72,248
	Japan Pulp & Paper Co., Ltd.	12,600	418,275
	Japan Securities Finance Co., Ltd.	94,200	695,117
	Japan Steel Works, Ltd. (The)	60,000	1,457,534
	Japan Tobacco, Inc.	41,600	780,360
	Japan Transcity Corp.	33,400	151,615
	Japan Wool Textile Co., Ltd. (The)	52,200	466,462
#	Jastec Co., Ltd.	4,700	54,001
	JBCC Holdings, Inc.	13,300	169,717
	JCR Pharmaceuticals Co., Ltd.	2,800	76,344
	JCU Corp.	18,600	653,934
	JDC Corp.	7,100	38,888
	Jeol, Ltd.	16,500	927,843
	JFE Holdings, Inc.	60,160	791,087
	JGC Holdings Corp.	74,900	856,226
#*	JIG-SAW, Inc.	1,400	204,592
	Jimoto Holdings, Inc.	20,190	127,394
	JINS Holdings, Inc.	6,400	449,018
	JK Holdings Co., Ltd.	14,300	104,456
	JM Holdings Co., Ltd.	10,300	194,547
	JMS Co., Ltd.	16,700	154,457
#*	Joban Kosan Co., Ltd.	5,400	69,662
	J-Oil Mills, Inc.	21,400	361,616
	Joshin Denki Co., Ltd.	17,100	432,067
	JP-Holdings, Inc.	22,600	64,128
	JSB Co., Ltd.	600	18,084
	JSP Corp.	17,400	283,190
	JSR Corp.	3,100	95,555
#	J-Stream, Inc.	1,100	48,082
	JTEKT Corp.	151,300	1,364,680
	Juki Corp.	24,600	194,451
	Juroku Bank, Ltd. (The)	31,100	574,131
	Justsystems Corp.	3,700	214,023
	JVCKenwood Corp.	176,870	384,430
	K&O Energy Group, Inc.	9,900	129,495
	Kadokawa Corp.	17,077	680,801
	Kadoya Sesame Mills, Inc.	300	11,530
	Kaga Electronics Co., Ltd.	18,700	412,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kagome Co., Ltd.	1,800	$51,656
	Kajima Corp.	159,721	2,209,421
	Kakaku.com, Inc.	8,800	238,923
	Kaken Pharmaceutical Co., Ltd.	10,700	441,168
	Kakiyasu Honten Co., Ltd.	5,200	117,910
	Kameda Seika Co., Ltd.	2,900	121,886
	Kamei Corp.	18,600	190,800
	Kamigumi Co., Ltd.	57,100	1,112,537
	Kanaden Corp.	14,400	147,897
	Kanagawa Chuo Kotsu Co., Ltd.	5,000	165,948
	Kanamic Network Co., Ltd.	14,700	89,980
#	Kanamoto Co., Ltd.	36,500	895,438
	Kandenko Co., Ltd.	96,400	824,061
	Kaneka Corp.	50,000	1,947,388
	Kaneko Seeds Co., Ltd.	3,900	56,079
	Kanematsu Corp.	80,300	1,058,478
	Kanematsu Electronics, Ltd.	8,300	284,824
	Kanemi Co., Ltd.	500	13,517
	Kansai Paint Co., Ltd.	5,500	138,485
	Kansai Super Market, Ltd.	11,100	104,941
	Kanto Denka Kogyo Co., Ltd.	44,900	353,865
	Kao Corp.	5,300	340,756
*	Kasai Kogyo Co., Ltd.	23,600	93,846
	Katakura Industries Co., Ltd.	18,300	232,464
	Katitas Co., Ltd.	18,400	551,228
	Kato Sangyo Co., Ltd.	5,300	155,488
	Kato Works Co., Ltd.	10,500	98,587
	Kawada Technologies, Inc.	3,800	152,635
#	Kawagishi Bridge Works Co., Ltd.	1,600	42,293
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,900	84,450
*	Kawasaki Heavy Industries, Ltd.	131,800	3,163,434
*	Kawasaki Kisen Kaisha, Ltd.	37,199	1,037,201
	KDDI Corp.	78,300	2,366,965
	KeePer Technical Laboratory Co., Ltd.	900	19,121
	Keihan Holdings Co., Ltd.	13,600	496,604
	Keihin Co., Ltd.	3,500	44,318
	Keiyo Bank, Ltd. (The)	95,900	364,323
#	Keiyo Co., Ltd.	34,800	227,465
	KEL Corp.	4,100	35,330
	Kenko Mayonnaise Co., Ltd.	9,800	155,524
	Kewpie Corp.	18,300	433,194
	KeyHolder, Inc.	4,000	37,104
	KFC Holdings Japan, Ltd.	12,500	330,735
	KFC, Ltd.	1,200	22,544
	KH Neochem Co., Ltd.	31,200	742,265
#	Kimoto Co., Ltd.	28,900	68,472
	Kimura Chemical Plants Co., Ltd.	18,500	135,442
	Kimura Unity Co., Ltd.	2,800	31,717
	Kinden Corp.	76,100	1,295,636
	King Co., Ltd.	900	4,298
	Kinki Sharyo Co., Ltd. (The)	4,300	50,380
#*	Kintetsu Department Store Co., Ltd.	5,300	148,837
	Kintetsu World Express, Inc.	39,300	948,210
	Kirin Holdings Co., Ltd.	18,980	356,430
	Kissei Pharmaceutical Co., Ltd.	26,000	528,335
	Ki-Star Real Estate Co., Ltd.	9,100	304,592
	Kitagawa Corp.	8,200	112,677
	Kita-Nippon Bank, Ltd. (The)	5,600	91,454
	Kitano Construction Corp.	3,200	69,566

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kitanotatsujin Corp.	24,800	$115,542
	Kito Corp.	24,400	398,484
	Kitz Corp.	70,000	438,651
	Kiyo Bank, Ltd. (The)	61,300	806,260
*	KLab, Inc.	29,000	204,035
	Koa Corp.	31,900	435,701
	Koatsu Gas Kogyo Co., Ltd.	27,900	176,215
	Kobayashi Pharmaceutical Co., Ltd.	900	80,381
	Kobe Bussan Co., Ltd.	16,800	448,799
*	Kobe Electric Railway Co., Ltd.	1,600	51,944
	Kobe Steel, Ltd.	184,500	1,328,356
#	Kobelco Eco-Solutions Co., Ltd.	2,800	69,463
	Kohnan Shoji Co., Ltd.	33,000	892,606
	Kohsoku Corp.	9,200	117,502
	Koito Manufacturing Co., Ltd.	5,300	330,617
	Kojima Co., Ltd.	24,500	199,101
	Kokusai Co., Ltd.	2,800	18,730
	Kokusai Pulp & Paper Co., Ltd.	5,800	12,858
	Kokuyo Co., Ltd.	49,000	758,425
	KOMAIHALTEC, Inc.	3,399	61,136
	Komatsu Matere Co., Ltd.	20,900	172,398
	Komatsu Wall Industry Co., Ltd.	6,800	120,500
	Komatsu, Ltd.	49,600	1,458,469
	KOMEDA Holdings Co., Ltd.	23,800	443,383
	Komehyo Holdings Co., Ltd.	5,700	49,139
	Komeri Co., Ltd.	26,600	682,858
	Komori Corp.	46,700	322,452
	Konaka Co., Ltd.	25,800	77,785
	Konami Holdings Corp.	14,800	882,766
	Kondotec, Inc.	18,600	170,163
	Konica Minolta, Inc.	326,800	1,853,477
	Konishi Co., Ltd.	22,500	344,839
	Konoike Transport Co., Ltd.	25,500	267,596
*	Kosaido Co., Ltd.	14,900	132,169
	Kose Corp.	1,400	210,750
	Koshidaka Holdings Co., Ltd.	36,700	185,490
	Kotobuki Spirits Co., Ltd.	700	42,006
	Kozo Keikaku Engineering, Inc.	3,200	85,692
	Krosaki Harima Corp.	5,600	226,771
	KRS Corp.	6,100	90,729
#	K’s Holdings Corp.	51,820	706,943
	KU Holdings Co., Ltd.	9,100	80,904
	Kubota Corp.	55,700	1,310,385
	Kumagai Gumi Co., Ltd.	37,100	1,033,233
	Kumiai Chemical Industry Co., Ltd.	11,200	91,156
	Kunimine Industries Co., Ltd.	2,200	24,427
	Kurabo Industries, Ltd.	12,500	207,710
	Kuraray Co., Ltd.	191,900	2,085,994
	Kureha Corp.	17,500	1,183,647
	Kurimoto, Ltd.	8,300	128,886
	Kurita Water Industries, Ltd.	25,700	1,186,938
	Kuriyama Holdings Corp.	3,000	19,136
	Kusuri no Aoki Holdings Co., Ltd.	4,700	329,600
*	KYB Corp.	10,500	280,741
	Kyocera Corp.	19,285	1,170,853
	Kyodo Printing Co., Ltd.	7,300	180,419
	Kyoei Steel, Ltd.	13,800	193,090
	Kyokuto Boeki Kaisha, Ltd.	4,600	57,337
	Kyokuto Kaihatsu Kogyo Co., Ltd.	32,400	491,048

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyokuto Securities Co., Ltd.	17,800	$130,684
	Kyokuyo Co., Ltd.	7,500	201,009
*	Kyoritsu Printing Co., Ltd.	23,500	28,160
	Kyosan Electric Manufacturing Co., Ltd.	47,300	174,448
	Kyowa Electronic Instruments Co., Ltd.	17,800	63,081
	Kyowa Exeo Corp.	29,954	796,805
	Kyowa Leather Cloth Co., Ltd.	13,200	89,164
	Kyudenko Corp.	23,000	801,971
	Kyushu Electric Power Co., Inc.	30,800	282,305
	Kyushu Financial Group, Inc.	255,880	996,636
	LAC Co., Ltd.	13,800	129,732
	Lacto Japan Co., Ltd.	4,700	118,529
	Lasertec Corp.	10,600	1,866,542
	Lawson, Inc.	7,700	346,046
	LEC, Inc.	21,200	221,765
	Life Corp.	9,000	293,660
	LIFULL Co., Ltd.	44,500	159,161
	Like Co., Ltd.	3,600	76,064
	Linical Co., Ltd.	4,700	30,437
	Link And Motivation, Inc.	20,000	114,024
	Lintec Corp.	28,400	617,985
	Lion Corp.	11,700	219,529
	LITALICO, Inc.	1,700	73,030
	Lixil Corp.	95,200	2,578,673
	Lonseal Corp.	1,600	21,783
	Look Holdings, Inc.	5,800	63,751
*	M&A Capital Partners Co., Ltd.	5,800	268,120
	Mabuchi Motor Co., Ltd.	6,500	260,342
	Macnica Fuji Electronics Holdings, Inc.	50,050	1,008,439
	Macromill, Inc.	42,300	327,887
	Maeda Corp.	136,100	1,162,932
	Maeda Kosen Co., Ltd.	16,000	494,119
	Maeda Road Construction Co., Ltd.	8,100	155,747
	Maezawa Kasei Industries Co., Ltd.	11,300	114,667
	Maezawa Kyuso Industries Co., Ltd.	16,800	168,687
	Makino Milling Machine Co., Ltd.	22,000	828,680
	Makita Corp., Sponsored ADR	3,976	179,397
	Mandom Corp.	2,900	54,354
	Mani, Inc.	4,200	98,992
#	MarkLines Co., Ltd.	1,500	39,637
	Mars Group Holdings Corp.	9,700	139,926
	Marubeni Corp.	250,600	2,087,306
	Marubun Corp.	13,800	64,605
	Marudai Food Co., Ltd.	19,200	294,724
	Marufuji Sheet Piling Co., Ltd.	1,100	21,404
	Maruha Nichiro Corp.	42,800	979,954
	Marui Group Co., Ltd.	41,600	781,839
	Maruichi Steel Tube, Ltd.	15,000	375,463
	Maruka Corp.	6,100	111,983
	Marusan Securities Co., Ltd.	72,100	418,216
	Maruwa Co., Ltd.	5,700	587,411
#	Maruwa Unyu Kikan Co., Ltd.	12,200	212,969
	Maruyama Manufacturing Co., Inc.	2,800	42,738
	Maruzen CHI Holdings Co., Ltd.	10,600	37,662
	Maruzen Co., Ltd.	6,000	122,474
	Maruzen Showa Unyu Co., Ltd.	13,900	404,546
	Marvelous, Inc.	18,400	141,396
	Matsuda Sangyo Co., Ltd.	10,500	213,289
	Matsui Construction Co., Ltd.	17,600	115,822

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Matsumotokiyoshi Holdings Co., Ltd.	200	$8,043
	Matsuoka Corp.	3,300	55,013
	Matsuyafoods Holdings Co., Ltd.	5,800	182,748
	Max Co., Ltd.	13,400	205,199
*	Maxell Holdings, Ltd.	50,600	596,393
	Maxvalu Tokai Co., Ltd.	3,800	86,108
*	Mazda Motor Corp.	168,700	1,309,990
	MCJ Co., Ltd.	51,200	465,205
	Mebuki Financial Group, Inc.	519,522	1,133,554
	MEC Co., Ltd.	10,200	236,611
#	Media Do Co., Ltd.	4,400	230,552
	Medical Data Vision Co., Ltd.	10,600	185,353
	Medical System Network Co., Ltd.	20,600	155,427
	Medikit Co., Ltd.	800	23,641
	Medipal Holdings Corp.	29,700	546,495
*	Megachips Corp.	12,500	427,436
	Megmilk Snow Brand Co., Ltd.	29,100	583,817
	Meidensha Corp.	33,900	719,047
	Meiji Electric Industries Co., Ltd.	4,500	58,027
	MEIJI Holdings Co., Ltd.	13,300	825,312
	Meiji Shipping Co., Ltd.	6,100	27,158
	Meiko Electronics Co., Ltd.	20,700	466,676
	Meiko Network Japan Co., Ltd.	13,400	72,610
	Meisei Industrial Co., Ltd.	33,800	236,665
	Meitec Corp.	12,900	718,432
	Meito Sangyo Co., Ltd.	8,200	112,237
	Meiwa Corp.	24,900	106,586
	Meiwa Estate Co., Ltd.	10,900	63,790
	Melco Holdings, Inc.	3,300	125,476
	Members Co., Ltd.	2,700	62,796
#	Menicon Co., Ltd.	13,700	833,321
#	Mercuria Investment Co., Ltd.	4,800	35,032
	METAWATER Co., Ltd.	9,600	186,759
	Michinoku Bank, Ltd. (The)	15,291	139,965
	Micronics Japan Co., Ltd.	5,200	80,768
	Mie Kotsu Group Holdings, Inc.	47,700	205,914
	Mikuni Corp.	22,800	61,631
	Milbon Co., Ltd.	9,504	506,068
	Mimaki Engineering Co., Ltd.	14,100	83,098
	Mimasu Semiconductor Industry Co., Ltd.	14,900	381,296
	Minebea Mitsumi, Inc.	54,639	1,370,299
	Ministop Co., Ltd.	15,600	203,396
	Mirai Industry Co., Ltd.	4,000	64,504
	Miraial Co., Ltd.	3,700	45,252
	Mirait Holdings Corp.	79,510	1,285,653
	Miroku Jyoho Service Co., Ltd.	9,200	153,718
	MISUMI Group, Inc.	11,100	313,505
	Mitani Corp.	8,000	520,734
	Mitani Sangyo Co., Ltd.	14,200	52,446
	Mitani Sekisan Co., Ltd.	4,200	146,422
	Mito Securities Co., Ltd.	39,400	110,520
*	Mitsuba Corp.	38,601	232,761
	Mitsubishi Chemical Holdings Corp.	333,680	2,484,075
	Mitsubishi Corp.	121,900	3,370,620
	Mitsubishi Electric Corp.	98,000	1,510,018
	Mitsubishi Estate Co., Ltd.	51,100	841,049
	Mitsubishi Gas Chemical Co., Inc.	59,295	1,369,981
	Mitsubishi HC Capital, Inc.	561,770	3,228,560
	Mitsubishi Heavy Industries, Ltd.	131,600	3,917,516

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mitsubishi Kakoki Kaisha, Ltd.	5,200	$127,301
	Mitsubishi Logisnext Co., Ltd.	29,000	345,292
	Mitsubishi Logistics Corp.	32,399	963,408
	Mitsubishi Materials Corp.	63,180	1,419,428
#*	Mitsubishi Motors Corp.	103,800	281,232
*	Mitsubishi Paper Mills, Ltd.	19,900	62,673
	Mitsubishi Pencil Co., Ltd.	2,250	29,901
	Mitsubishi Research Institute, Inc.	4,900	184,846
	Mitsubishi Shokuhin Co., Ltd.	13,600	368,572
*	Mitsubishi Steel Manufacturing Co., Ltd.	12,100	89,189
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,942,548
	Mitsuboshi Belting, Ltd.	22,300	341,485
	Mitsui & Co., Ltd., Sponsored ADR	106	44,599
	Mitsui & Co., Ltd.	147,500	3,112,786
	Mitsui Chemicals, Inc.	68,500	2,156,377
*	Mitsui E&S Holdings Co., Ltd.	47,900	233,845
	Mitsui Fudosan Co., Ltd.	82,700	1,797,839
	Mitsui High-Tec, Inc.	15,300	594,139
	Mitsui Matsushima Holdings Co., Ltd.	13,300	113,586
	Mitsui Mining & Smelting Co., Ltd.	69,200	2,355,706
	Mitsui OSK Lines, Ltd.	82,000	3,296,737
	Mitsui Sugar Co., Ltd.	17,800	294,416
	Mitsui-Soko Holdings Co., Ltd.	27,000	545,440
	Mitsuuroko Group Holdings Co., Ltd.	33,400	436,733
	Miura Co., Ltd.	1,900	99,673
	Mixi, Inc.	41,200	1,055,208
	Miyaji Engineering Group, Inc.	5,800	121,991
	Miyazaki Bank, Ltd. (The)	14,400	290,998
	Miyoshi Oil & Fat Co., Ltd.	7,500	83,178
	Mizuho Financial Group, Inc.	219,305	3,086,593
	Mizuho Leasing Co., Ltd.	25,800	771,977
	Mizuno Corp.	18,200	359,077
	Mochida Pharmaceutical Co., Ltd.	2,900	101,136
	Modec, Inc.	9,400	179,110
	Monex Group, Inc.	13,600	105,069
#	Money Partners Group Co., Ltd.	13,100	30,044
	Monogatari Corp. (The)	9,000	609,180
	MonotaRO Co., Ltd.	32,400	822,714
#	MORESCO Corp.	4,200	41,679
	Morinaga & Co., Ltd.	9,200	306,545
	Morinaga Milk Industry Co., Ltd.	32,100	1,755,192
	Moriroku Holdings Co., Ltd.	4,300	79,477
	Morita Holdings Corp.	21,700	316,533
	Morito Co., Ltd.	12,400	68,604
	Morozoff, Ltd.	1,900	93,312
	Mortgage Service Japan, Ltd.	1,000	9,377
#	Mory Industries, Inc.	4,800	110,248
	MrMax Holdings, Ltd.	33,000	196,762
	MS&AD Insurance Group Holdings, Inc.	41,282	1,171,195
	MTI, Ltd.	13,500	93,208
	Mugen Estate Co., Ltd.	12,100	53,645
	m-up Holdings, Inc.	3,100	78,134
	Murakami Corp.	3,000	86,266
	Murata Manufacturing Co., Ltd.	19,300	1,534,493
	Musashi Seimitsu Industry Co., Ltd.	52,600	919,978
	Musashino Bank, Ltd. (The)	28,600	425,725
	Mutoh Holdings Co., Ltd.	1,900	26,855
	Nabtesco Corp.	7,000	314,997
#	NAC Co., Ltd.	7,600	64,150

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nachi-Fujikoshi Corp.	15,600	$595,527
	Nadex Co., Ltd.	4,800	31,420
	Nafco Co., Ltd.	7,100	143,155
	Nagano Bank, Ltd. (The)	7,500	80,131
	Nagano Keiki Co., Ltd.	13,900	151,496
	Nagase & Co., Ltd.	100,900	1,520,598
	Nagatanien Holdings Co., Ltd.	10,200	206,213
	Nagawa Co., Ltd.	300	22,673
*	Nagoya Railroad Co., Ltd.	2,700	62,016
	Naigai Trans Line, Ltd.	1,700	26,756
	Nakabayashi Co., Ltd.	16,400	89,742
	Nakamuraya Co., Ltd.	3,208	111,590
	Nakanishi, Inc.	10,800	221,434
	Nakano Corp.	13,000	45,148
	Nakayama Steel Works, Ltd.	17,200	67,979
	Nakayamafuku Co., Ltd.	4,900	21,529
	Nakayo, Inc.	1,800	24,036
	Namura Shipbuilding Co., Ltd.	38,900	65,526
	Nankai Electric Railway Co., Ltd.	5,000	110,440
	Nanto Bank, Ltd. (The)	31,200	521,733
	Narasaki Sangyo Co., Ltd.	2,400	44,920
	Natori Co., Ltd.	6,100	106,459
	NEC Capital Solutions, Ltd.	11,100	206,256
	NEC Corp.	25,800	1,499,900
	NEC Networks & System Integration Corp.	15,600	268,362
	NET One Systems Co., Ltd.	19,600	641,570
	Neturen Co., Ltd.	22,800	113,186
	Nexon Co., Ltd.	4,300	142,232
	Nextage Co., Ltd.	29,500	467,024
	NF Holdings Corp.	3,200	54,148
	NGK Insulators, Ltd.	26,600	486,153
	NGK Spark Plug Co., Ltd.	109,700	1,831,965
	NH Foods, Ltd.	24,600	1,098,750
	NHK Spring Co., Ltd.	191,200	1,412,082
	Nicca Chemical Co., Ltd.	4,600	44,401
	Nice Corp.	5,300	95,489
	Nichia Steel Works, Ltd.	27,100	74,421
	Nichias Corp.	47,200	1,232,969
	Nichiban Co., Ltd.	6,000	101,620
	Nichicon Corp.	55,500	544,837
	Nichiden Corp.	10,600	200,049
	Nichiha Corp.	25,000	726,817
#	Nichi-iko Pharmaceutical Co., Ltd.	47,200	395,472
	Nichimo Co., Ltd.	1,300	23,192
	Nichirei Corp.	25,500	644,903
	Nichireki Co., Ltd.	21,400	280,766
	Nichirin Co., Ltd.	7,920	124,387
	Nifco, Inc.	34,800	1,188,893
	Nihon Chouzai Co., Ltd.	12,880	208,937
*	Nihon Dempa Kogyo Co., Ltd.	20,100	127,936
	Nihon Dengi Co., Ltd.	2,200	79,412
	Nihon Denkei Co., Ltd.	2,700	33,604
	Nihon Flush Co., Ltd.	11,200	128,053
	Nihon House Holdings Co., Ltd.	31,500	93,136
	Nihon Kagaku Sangyo Co., Ltd.	9,900	118,300
	Nihon Kohden Corp.	8,300	250,980
	Nihon M&A Center, Inc.	35,400	924,816
	Nihon Nohyaku Co., Ltd.	24,900	124,519
	Nihon Parkerizing Co., Ltd.	53,600	518,773

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Plast Co., Ltd.	14,500	$74,517
	Nihon Tokushu Toryo Co., Ltd.	9,000	83,744
	Nihon Unisys, Ltd.	16,300	516,324
	Nihon Yamamura Glass Co., Ltd.	7,900	67,141
#	Niitaka Co., Ltd.	2,400	57,084
	Nikkato Corp.	5,800	36,670
	Nikkiso Co., Ltd.	75,000	771,210
	Nikko Co., Ltd.	28,400	186,557
	Nikkon Holdings Co., Ltd.	58,000	1,216,538
	Nikon Corp.	71,600	674,188
#	Nippi, Inc.	1,599	54,541
	Nippn Corp.	41,800	596,894
	Nippo Corp.	32,700	856,388
	Nippon Air Conditioning Services Co., Ltd.	16,100	108,101
	Nippon Aqua Co., Ltd.	9,500	52,351
	Nippon Beet Sugar Manufacturing Co., Ltd.	11,800	171,956
	Nippon Carbide Industries Co., Inc.	2,400	29,293
	Nippon Carbon Co., Ltd.	9,400	394,278
	Nippon Chemical Industrial Co., Ltd.	5,900	158,128
*	Nippon Chemi-Con Corp.	14,100	221,689
	Nippon Chemiphar Co., Ltd.	1,600	33,160
	Nippon Coke & Engineering Co., Ltd.	160,700	146,991
	Nippon Commercial Development Co., Ltd.	11,300	173,426
	Nippon Concrete Industries Co., Ltd.	38,600	136,087
	Nippon Denko Co., Ltd.	100,165	338,148
	Nippon Densetsu Kogyo Co., Ltd.	23,700	384,540
	Nippon Dry-Chemical Co., Ltd.	2,200	33,515
	Nippon Electric Glass Co., Ltd.	53,500	1,353,731
	Nippon Express Co., Ltd.	24,300	1,859,771
#	Nippon Filcon Co., Ltd.	6,700	30,509
	Nippon Fine Chemical Co., Ltd.	12,300	162,570
	Nippon Gas Co., Ltd.	68,400	1,203,459
	Nippon Hume Corp.	13,600	88,787
	Nippon Kayaku Co., Ltd.	110,800	1,024,800
	Nippon Kodoshi Corp.	5,300	164,318
	Nippon Koei Co., Ltd.	11,800	318,808
	Nippon Light Metal Holdings Co., Ltd.	65,800	1,281,547
#	Nippon Paper Industries Co., Ltd.	107,424	1,321,547
	Nippon Parking Development Co., Ltd., Class C	143,500	205,000
	Nippon Pillar Packing Co., Ltd.	23,300	377,193
	Nippon Piston Ring Co., Ltd.	5,800	57,884
	Nippon Rietec Co., Ltd.	900	14,362
	Nippon Road Co., Ltd. (The)	6,700	486,583
	Nippon Sanso Holdings Corp.	25,000	470,310
	Nippon Seiki Co., Ltd.	44,400	486,915
	Nippon Seisen Co., Ltd.	3,500	135,245
	Nippon Sharyo, Ltd.	7,300	155,793
	Nippon Shinyaku Co., Ltd.	1,300	87,690
	Nippon Shokubai Co., Ltd.	11,500	604,428
	Nippon Signal Co., Ltd.	20,400	173,226
	Nippon Soda Co., Ltd.	24,800	719,989
	Nippon Steel Corp.	121,350	2,120,595
	Nippon Steel Trading Corp.	15,100	533,527
	Nippon Suisan Kaisha, Ltd.	277,600	1,300,861
	Nippon Systemware Co., Ltd.	8,700	157,162
	Nippon Thompson Co., Ltd.	76,800	455,308
	Nippon Yakin Kogyo Co., Ltd.	19,500	335,730
	Nippon Yusen K.K.	138,222	5,432,579
	Nipro Corp.	127,200	1,530,901

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishikawa Rubber Co., Ltd.	1,400	$17,664
	Nishimatsu Construction Co., Ltd.	51,600	1,373,455
	Nishimatsuya Chain Co., Ltd.	27,800	436,169
	Nishimoto Co., Ltd.	3,700	86,625
	Nishi-Nippon Financial Holdings, Inc.	120,100	771,721
	Nishi-Nippon Railroad Co., Ltd.	11,400	294,501
	Nishio Rent All Co., Ltd.	24,000	662,936
	Nissan Chemical Corp.	12,300	632,377
*	Nissan Motor Co., Ltd.	297,700	1,494,438
	Nissan Shatai Co., Ltd.	58,100	374,496
	Nissan Tokyo Sales Holdings Co., Ltd.	18,900	41,497
	Nissei ASB Machine Co., Ltd.	4,200	193,764
	Nissei Plastic Industrial Co., Ltd.	12,600	114,991
	Nissha Co., Ltd.	42,500	498,348
	Nisshin Group Holdings Co., Ltd.	25,100	108,004
	Nisshin Oillio Group, Ltd. (The)	23,700	666,573
	Nisshin Seifun Group, Inc.	10,700	172,830
	Nisshinbo Holdings, Inc.	166,238	1,270,165
	Nissin Corp.	11,200	135,252
	Nissin Electric Co., Ltd.	37,100	409,094
	Nissin Sugar Co., Ltd.	12,200	196,351
	Nisso Corp.	21,600	140,435
	Nissui Pharmaceutical Co., Ltd.	14,400	129,747
	Nitta Corp.	19,700	474,247
	Nitta Gelatin, Inc.	12,000	69,907
	Nittan Valve Co., Ltd.	20,800	41,819
	Nittetsu Mining Co., Ltd.	4,600	293,135
	Nitto Denko Corp.	10,500	868,919
	Nitto Fuji Flour Milling Co., Ltd.	1,300	86,921
	Nitto Kogyo Corp.	22,900	402,834
	Nitto Kohki Co., Ltd.	10,500	189,095
	Nitto Seiko Co., Ltd.	27,700	138,793
	Nittoc Construction Co., Ltd.	27,600	199,556
	NJS Co., Ltd.	5,300	97,160
	Noda Corp.	10,400	79,375
	Noevir Holdings Co., Ltd.	6,800	299,879
	NOF Corp.	5,300	280,088
	Nohmi Bosai, Ltd.	12,700	239,971
	Nojima Corp.	25,500	636,164
	NOK Corp.	55,300	712,702
	Nomura Co., Ltd.	57,000	414,634
	Nomura Holdings, Inc.	302,700	1,627,059
	Nomura Holdings, Inc., Sponsored ADR	13,920	75,725
	Nomura Micro Science Co., Ltd.	1,800	74,056
	Nomura Real Estate Holdings, Inc.	87,800	2,164,492
	Noritake Co., Ltd.	10,700	354,101
	Noritsu Koki Co., Ltd.	21,100	498,756
	Noritz Corp.	24,700	367,827
	North Pacific Bank, Ltd.	289,100	747,409
	Nozawa Corp.	6,200	41,172
	NS Solutions Corp.	9,800	296,394
	NS Tool Co., Ltd.	2,600	36,317
	NS United Kaiun Kaisha, Ltd.	9,900	206,936
	NSD Co., Ltd.	28,480	463,721
	NSK, Ltd.	82,000	756,175
*	NTN Corp.	376,500	1,069,666
	NTT Data Corp.	26,500	412,630
*	OAK Capital Corp.	40,800	34,758
	Obara Group, Inc.	8,300	281,501

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Obayashi Corp.	289,800	$2,651,515
#	Oenon Holdings, Inc.	45,000	159,622
	Ogaki Kyoritsu Bank, Ltd. (The)	35,500	638,154
#	Ohara, Inc.	3,100	44,628
	Ohashi Technica, Inc.	10,800	141,511
	Ohmoto Gumi Co., Ltd.	700	35,260
	Ohsho Food Service Corp.	3,500	179,419
	OIE Sangyo Co., Ltd.	1,187	13,022
	Oiles Corp.	25,016	356,315
	Oita Bank, Ltd. (The)	13,700	236,192
	Oji Holdings Corp.	387,200	2,442,378
	Okabe Co., Ltd.	33,600	225,172
	Okamoto Industries, Inc.	5,700	211,534
	Okamoto Machine Tool Works, Ltd.	3,700	112,134
	Okamura Corp.	63,800	792,546
#	Okasan Securities Group, Inc.	125,100	520,314
	Oki Electric Industry Co., Ltd.	90,200	953,337
	Okinawa Cellular Telephone Co.	8,100	366,622
	Okinawa Electric Power Co., Inc. (The)	11,152	148,208
	OKUMA Corp.	14,600	788,288
	Okumura Corp.	22,400	560,983
	Okura Industrial Co., Ltd.	4,500	78,834
	Okuwa Co., Ltd.	21,200	227,353
#	Olympic Group Corp.	7,700	54,002
	Omron Corp.	800	60,581
	Ono Pharmaceutical Co., Ltd.	1,400	35,264
	ONO Sokki Co., Ltd.	8,300	40,214
	Onoken Co., Ltd.	10,800	129,048
	Onward Holdings Co., Ltd.	91,300	251,160
	Open House Co., Ltd.	15,300	635,354
	Optex Group Co., Ltd.	12,400	188,679
*	Optim Corp.	7,600	193,953
	Optorun Co., Ltd.	9,600	256,890
	Oracle Corp.	1,000	93,755
	Organo Corp.	6,600	441,904
#	Orient Corp.	246,500	336,696
*	Oriental Shiraishi Corp.	119,700	322,004
	Origin Co., Ltd.	4,200	51,432
	ORIX Corp.	171,000	2,760,601
	Oro Co., Ltd.	3,600	117,044
	Osaka Organic Chemical Industry, Ltd.	12,000	448,734
	Osaka Soda Co., Ltd.	9,200	207,716
	Osaka Steel Co., Ltd.	11,000	125,993
#*	OSAKA Titanium Technologies Co., Ltd.	2,500	21,632
	Osaki Electric Co., Ltd.	26,500	138,593
	OSG Corp.	63,900	1,065,696
	Otsuka Corp.	8,400	422,550
	Otsuka Holdings Co., Ltd.	16,700	640,020
	OUG Holdings, Inc.	2,000	50,952
	Outsourcing, Inc.	112,600	1,730,302
	Oyo Corp.	14,100	168,599
	Pacific Industrial Co., Ltd.	50,600	544,218
	Pacific Metals Co., Ltd.	19,499	387,166
	Pack Corp. (The)	5,800	144,637
	PAL GROUP Holdings Co., Ltd.	18,300	258,688
	PALTAC Corp.	4,550	237,064
	Paltek Corp.	7,400	45,987
	Pan Pacific International Holdings Corp.	18,800	405,240
	Panasonic Corp.	161,523	1,896,603

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Panasonic Corp., Sponsored ADR	26,580	$314,176
#	PAPYLESS Co., Ltd.	600	11,233
	Paraca, Inc.	3,600	54,710
	Paramount Bed Holdings Co., Ltd.	19,800	392,884
#	Paris Miki Holdings, Inc.	24,000	58,508
*	Park24 Co., Ltd.	15,800	305,238
	Parker Corp.	8,500	39,134
	Pasco Corp.	2,600	33,356
	Pasona Group, Inc.	27,400	489,188
#	PC Depot Corp.	26,500	110,085
	PCA Corp.	2,400	98,820
	Pegasus Sewing Machine Manufacturing Co., Ltd.	14,400	68,578
	Penta-Ocean Construction Co., Ltd.	252,600	1,969,358
*	PeptiDream, Inc.	2,800	119,847
	Persol Holdings Co., Ltd.	53,600	987,110
	Pickles Corp.	5,300	163,001
	Pigeon Corp.	8,400	285,083
	Pilot Corp.	12,400	396,168
	Piolax, Inc.	32,600	444,330
	Plenus Co., Ltd.	3,600	66,680
	Pola Orbis Holdings, Inc.	2,800	72,512
	Poletowin Pitcrew Holdings, Inc.	21,400	221,284
*	PR Times, Inc.	900	26,361
	Premium Group Co., Ltd.	9,200	212,906
	Press Kogyo Co., Ltd.	94,800	276,695
#	Pressance Corp.	12,700	186,732
	Prestige International, Inc.	39,100	259,796
	Prima Meat Packers, Ltd.	24,200	764,542
	Pronexus, Inc.	7,400	76,965
*	Prored Partners Co., Ltd.	2,600	71,981
	Pro-Ship, Inc.	900	11,539
	Prospect Co., Ltd.	441,000	129,167
	Proto Corp.	23,700	252,173
	PS Mitsubishi Construction Co., Ltd.	36,800	216,776
	Punch Industry Co., Ltd.	15,000	75,481
*	QB Net Holdings Co., Ltd.	8,300	133,801
	Qol Holdings Co., Ltd.	24,100	302,712
	Quick Co., Ltd.	5,300	60,133
	Raccoon Holdings, Inc.	7,100	205,949
	Raito Kogyo Co., Ltd.	26,400	424,539
	Raiznext Corp.	24,900	262,732
	Rakus Co., Ltd.	24,200	492,830
	RareJob, Inc.	1,900	34,096
	Rasa Corp.	5,700	46,840
	Rasa Industries, Ltd.	6,400	128,309
	Raysum Co., Ltd.	14,300	110,621
	Relia, Inc.	33,600	399,888
	Relo Group, Inc.	24,300	499,379
	Renaissance, Inc.	10,500	108,147
*	Renesas Electronics Corp.	121,200	1,411,754
	Rengo Co., Ltd.	196,300	1,629,244
*	RENOVA, Inc.	10,800	340,142
	Resona Holdings, Inc.	572,931	2,358,552
	Resorttrust, Inc.	53,400	850,596
	Restar Holdings Corp.	15,900	280,941
	Retail Partners Co., Ltd.	18,600	205,144
	Rheon Automatic Machinery Co., Ltd.	13,100	138,501
	Rhythm Co., Ltd.	5,400	38,598
	Riberesute Corp.	7,200	57,304

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ricoh Co., Ltd.	174,700	$1,866,864
	Ricoh Leasing Co., Ltd.	18,800	596,419
	Ride On Express Holdings Co., Ltd.	900	13,825
*	Right On Co., Ltd.	6,100	37,463
	Riken Corp.	9,100	195,087
	Riken Keiki Co., Ltd.	6,500	165,414
	Riken Technos Corp.	35,100	154,735
	Riken Vitamin Co., Ltd.	10,000	124,491
	Rinnai Corp.	1,400	140,580
	Rion Co., Ltd.	5,500	143,568
	Riso Kagaku Corp.	12,900	156,028
	Riso Kyoiku Co., Ltd.	76,100	205,415
	Rix Corp.	800	10,988
#	Rock Field Co., Ltd.	9,100	128,164
	Rohm Co., Ltd.	4,300	424,464
	Rohto Pharmaceutical Co., Ltd.	9,400	241,121
	Rokko Butter Co., Ltd.	8,600	125,116
	Roland DG Corp.	13,700	212,944
	Rorze Corp.	9,300	839,485
#	Rozetta Corp.	4,500	88,208
	RS Technologies Co., Ltd.	1,700	102,476
*	Ryobi, Ltd.	22,700	328,676
	Ryoden Corp.	16,900	253,053
	Ryohin Keikaku Co., Ltd.	56,300	1,185,743
	Ryosan Co., Ltd.	21,700	427,114
	Ryoyo Electro Corp.	4,200	103,710
	S Foods, Inc.	12,200	363,109
	S&B Foods, Inc.	2,600	116,142
	Sac’s Bar Holdings, Inc.	14,850	84,609
	Sagami Rubber Industries Co., Ltd.	1,100	10,554
	Saibu Gas Co., Ltd.	9,000	210,108
	Saizeriya Co., Ltd.	8,300	182,177
	Sakai Chemical Industry Co., Ltd.	10,500	181,300
	Sakai Heavy Industries, Ltd.	3,400	64,479
	Sakai Moving Service Co., Ltd.	5,700	259,912
	Sakai Ovex Co., Ltd.	3,400	92,353
	Sakata INX Corp.	46,600	433,407
	Sakura Internet, Inc.	14,000	84,465
	Sala Corp.	54,600	304,138
	SAMTY Co., Ltd.	29,000	531,154
	San Holdings, Inc.	8,400	80,978
	San ju San Financial Group, Inc.	13,460	159,638
	San-A Co., Ltd.	3,200	122,890
#	San-Ai Oil Co., Ltd.	62,600	702,399
#*	Sanden Holdings Corp.	12,600	41,926
	Sanei Architecture Planning Co., Ltd.	7,900	139,369
	Sangetsu Corp.	18,500	260,918
	San-In Godo Bank, Ltd. (The)	155,000	711,549
#*	Sanix, Inc.	35,600	109,795
*	Sanken Electric Co., Ltd.	23,300	1,088,549
	Sanki Engineering Co., Ltd.	41,700	531,378
	Sanko Gosei, Ltd.	22,300	89,179
	Sanko Metal Industrial Co., Ltd.	1,700	38,727
	Sankyo Co., Ltd.	10,200	263,739
	Sankyo Frontier Co., Ltd.	2,200	77,402
	Sankyo Seiko Co., Ltd.	35,800	166,926
	Sankyo Tateyama, Inc.	22,900	172,159
	Sankyu, Inc.	25,500	1,088,601
	Sanoh Industrial Co., Ltd.	35,200	370,842

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanoyas Holdings Corp.	14,700	$20,166
	Sansei Technologies, Inc.	6,200	45,783
	Sansha Electric Manufacturing Co., Ltd.	10,000	83,567
	Sanshin Electronics Co., Ltd.	9,400	171,399
	Santec Corp.	1,200	19,883
	Santen Pharmaceutical Co., Ltd.	15,400	197,238
	Sanwa Holdings Corp.	160,900	2,078,687
	Sanyo Chemical Industries, Ltd.	11,500	546,305
	Sanyo Denki Co., Ltd.	8,000	576,241
	Sanyo Electric Railway Co., Ltd.	5,100	86,527
	Sanyo Engineering & Construction, Inc.	4,000	25,554
#*	Sanyo Shokai, Ltd.	7,237	51,502
*	Sanyo Special Steel Co., Ltd.	20,300	307,417
	Sanyo Trading Co., Ltd.	25,100	245,652
	Sapporo Holdings, Ltd.	53,500	1,067,169
	Sata Construction Co., Ltd.	11,300	44,447
	Sato Holdings Corp.	17,000	417,571
	Sato Shoji Corp.	13,300	118,025
#	Satori Electric Co., Ltd.	8,800	64,006
	Sawada Holdings Co., Ltd.	21,400	140,227
	Sawai Group Holdings Co., Ltd.	14,400	693,055
	Saxa Holdings, Inc.	4,800	64,959
	SB Technology Corp.	4,600	138,520
	SBI Holdings, Inc.	26,650	753,257
*	SBI Insurance Group Co., Ltd.	3,000	37,161
	SBS Holdings, Inc.	18,600	456,839
	Scala, Inc.	13,400	92,709
	SCREEN Holdings Co., Ltd.	1,700	161,902
#	Scroll Corp.	25,900	236,968
	SCSK Corp.	2,855	165,681
#	SEC Carbon, Ltd.	2,100	140,002
	Secom Co., Ltd.	2,200	183,336
	Secom Joshinetsu Co., Ltd.	1,260	44,920
	Sega Sammy Holdings, Inc.	33,200	476,509
*	Seibu Holdings, Inc.	61,500	661,361
	Seika Corp.	7,000	106,298
	Seikagaku Corp.	29,300	269,054
	Seikitokyu Kogyo Co., Ltd.	26,000	207,058
	Seiko Epson Corp.	96,200	1,641,326
	Seiko Holdings Corp.	23,800	420,324
	Seiko PMC Corp.	1,500	10,774
#	Seikoh Giken Co., Ltd.	2,100	42,292
	Seino Holdings Co., Ltd.	80,000	1,100,034
	Seiren Co., Ltd.	35,000	606,002
	Sekisui Chemical Co., Ltd.	48,200	840,385
	Sekisui House, Ltd.	32,040	648,894
	Sekisui Jushi Corp.	13,500	262,032
	Sekisui Kasei Co., Ltd.	18,900	98,964
	Senko Group Holdings Co., Ltd.	99,500	916,150
	Senshu Electric Co., Ltd.	6,700	208,559
	Senshu Ikeda Holdings, Inc.	197,440	305,235
*	Senshukai Co., Ltd.	23,300	83,142
	Septeni Holdings Co., Ltd.	16,800	77,447
	SERAKU Co., Ltd.	4,500	95,749
	Seria Co., Ltd.	11,600	420,374
	Seven & I Holdings Co., Ltd.	57,000	2,461,038
	Seven Bank, Ltd.	223,300	480,858
	SG Holdings Co., Ltd.	11,000	249,800
	Sharp Corp.	27,800	469,136

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shibaura Electronics Co., Ltd.	6,000	$192,809
	Shibaura Machine Co., Ltd.	15,300	364,894
	Shibaura Mechatronics Corp.	4,700	256,835
	Shibusawa Warehouse Co., Ltd. (The)	9,500	181,425
	Shibuya Corp.	8,300	252,056
	Shiga Bank, Ltd. (The)	41,222	814,698
	Shikibo, Ltd.	9,100	77,842
	Shikoku Bank, Ltd. (The)	31,700	202,667
	Shikoku Chemicals Corp.	29,500	331,187
	Shikoku Electric Power Co., Inc.	40,900	300,355
	Shima Seiki Manufacturing, Ltd.	28,700	577,623
	Shimadzu Corp.	10,800	378,464
	Shimamura Co., Ltd.	4,500	445,184
	Shimizu Bank, Ltd. (The)	12,300	178,267
	Shimizu Corp.	148,400	1,216,002
	Shimojima Co., Ltd.	7,600	80,391
	Shin Nippon Air Technologies Co., Ltd.	9,800	193,099
	Shin Nippon Biomedical Laboratories, Ltd.	12,200	80,809
	Shinagawa Refractories Co., Ltd.	4,300	117,656
*	Shindengen Electric Manufacturing Co., Ltd.	6,200	193,407
	Shin-Etsu Chemical Co., Ltd.	7,500	1,266,015
	Shin-Etsu Polymer Co., Ltd.	47,100	446,454
	Shin-Keisei Electric Railway Co., Ltd.	1,900	37,618
	Shinki Bus Co., Ltd.	400	11,469
	Shinko Electric Industries Co., Ltd.	20,700	667,604
	Shinko Shoji Co., Ltd.	30,300	207,322
	Shinmaywa Industries, Ltd.	34,500	309,054
	Shinnihon Corp.	20,800	160,929
	Shinnihonseiyaku Co., Ltd.	3,300	62,880
	Shinoken Group Co., Ltd.	29,900	320,002
*	Shinsei Bank, Ltd.	95,200	1,388,621
	Shinsho Corp.	4,800	98,909
	Shinwa Co., Ltd.	6,900	127,033
	Shinwa Co., Ltd.	3,900	27,938
	Shionogi & Co., Ltd.	7,100	374,306
	Ship Healthcare Holdings, Inc.	28,400	744,303
	Shizuki Electric Co., Inc.	12,600	71,510
	Shizuoka Bank, Ltd. (The)	99,000	759,675
	Shizuoka Gas Co., Ltd.	51,900	440,960
*	Shobunsha Holdings, Inc.	10,700	45,392
	Shoei Co., Ltd.	13,000	493,288
	Shoei Foods Corp.	6,600	242,464
	Shofu, Inc.	7,700	141,462
	Showa Denko K.K.	95,500	2,891,703
	Showa Sangyo Co., Ltd.	8,900	240,635
	Sigma Koki Co., Ltd.	3,400	53,366
	SIGMAXYZ, Inc.	10,900	212,959
	Siix Corp.	26,500	353,538
*	Silver Life Co., Ltd.	600	13,478
	Sinanen Holdings Co., Ltd.	8,100	221,027
	Sinfonia Technology Co., Ltd.	26,300	348,609
	Sinko Industries, Ltd.	20,300	417,941
	Sintokogio, Ltd.	31,500	215,648
	SK-Electronics Co., Ltd.	9,900	114,178
	SKY Perfect JSAT Holdings, Inc.	115,900	487,593
#*	Skylark Holdings Co., Ltd.	51,700	767,899
	SMC Corp.	500	290,538
	SMK Corp.	2,800	67,027
	SMS Co., Ltd.	18,400	502,077

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Snow Peak, Inc.	5,100	$181,173
	SNT Corp.	33,600	79,227
	Soda Nikka Co., Ltd.	8,500	41,627
	Sodick Co., Ltd.	33,100	299,980
	Soft99 Corp.	6,500	76,589
	SoftBank Group Corp.	82,100	7,398,081
#	Softcreate Holdings Corp.	1,700	38,437
	Software Service, Inc.	1,300	121,856
	Sohgo Security Services Co., Ltd.	5,200	227,982
#	Soiken Holdings, Inc.	10,600	52,452
	Sojitz Corp.	706,200	2,109,520
	Soken Chemical & Engineering Co., Ltd.	4,800	91,417
	Solasto Corp.	19,900	259,240
	Soliton Systems K.K.	3,800	60,744
	Solxyz Co., Ltd.	1,500	12,291
	Sompo Holdings, Inc.	19,450	722,862
	Sony Group Corp.	26,100	2,609,449
	Sony Group Corp., Sponsored ADR	54,920	5,500,787
	Sotetsu Holdings, Inc.	3,100	63,066
	Sotoh Co., Ltd.	4,900	35,753
#	Space Co., Ltd.	7,900	64,263
	Space Value Holdings Co., Ltd.	35,400	241,578
	Sparx Group Co., Ltd.	70,200	183,518
	SPK Corp.	6,364	75,859
	S-Pool, Inc.	36,200	310,672
	Square Enix Holdings Co., Ltd.	5,100	282,796
	SRA Holdings	7,400	173,862
	ST Corp.	6,800	112,764
	St Marc Holdings Co., Ltd.	16,300	252,543
	Stanley Electric Co., Ltd.	9,400	269,088
	Star Mica Holdings Co., Ltd.	8,600	86,649
	Star Micronics Co., Ltd.	23,000	346,660
	Starts Corp., Inc.	25,700	629,470
	Starzen Co., Ltd.	12,000	243,887
	St-Care Holding Corp.	2,700	29,116
	Stella Chemifa Corp.	8,600	235,072
	Step Co., Ltd.	5,900	87,435
	Strike Co., Ltd.	3,900	163,258
	Studio Alice Co., Ltd.	7,700	163,682
	Subaru Corp.	34,100	634,037
	Subaru Enterprise Co., Ltd.	2,000	148,135
	Sugi Holdings Co., Ltd.	5,600	430,104
	Sugimoto & Co., Ltd.	7,500	154,903
	SUMCO Corp.	94,700	2,449,146
	Sumida Corp.	29,300	299,118
	Suminoe Textile Co., Ltd.	2,800	51,324
	Sumiseki Holdings, Inc.	38,800	44,728
	Sumitomo Bakelite Co., Ltd.	34,000	1,376,780
	Sumitomo Chemical Co., Ltd.	116,200	593,108
	Sumitomo Corp.	107,300	1,458,098
	Sumitomo Dainippon Pharma Co., Ltd.	19,700	342,017
	Sumitomo Densetsu Co., Ltd.	11,300	239,894
	Sumitomo Electric Industries, Ltd.	243,700	3,626,232
	Sumitomo Forestry Co., Ltd.	102,500	2,366,729
	Sumitomo Heavy Industries, Ltd.	80,100	2,331,438
	Sumitomo Metal Mining Co., Ltd.	16,200	685,881
	Sumitomo Mitsui Construction Co., Ltd.	187,560	800,255
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	704,141
	Sumitomo Mitsui Financial Group, Inc.	104,441	3,668,879

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Trust Holdings, Inc.	31,400	$1,070,194
	Sumitomo Osaka Cement Co., Ltd.	34,000	1,079,787
*	Sumitomo Precision Products Co., Ltd.	3,700	73,231
	Sumitomo Realty & Development Co., Ltd.	6,600	220,314
	Sumitomo Riko Co., Ltd.	36,600	237,592
	Sumitomo Rubber Industries, Ltd.	146,953	1,820,428
	Sumitomo Seika Chemicals Co., Ltd.	9,600	341,303
	Sumitomo Warehouse Co., Ltd. (The)	61,600	797,704
	Sun Frontier Fudousan Co., Ltd.	49,500	432,083
	Suncall Corp.	17,300	70,855
	Sundrug Co., Ltd.	6,500	221,509
	Suntory Beverage & Food, Ltd.	12,100	408,439
	Sun-Wa Technos Corp.	8,900	89,292
	Suruga Bank, Ltd.	54,500	195,313
	Suzuken Co., Ltd.	14,660	528,310
	Suzuki Co., Ltd.	11,500	124,455
	Suzuki Motor Corp.	24,000	910,716
	SWCC Showa Holdings Co., Ltd.	51,900	751,625
	System Information Co., Ltd.	5,700	52,227
	System Research Co., Ltd.	1,100	20,211
	Systems Engineering Consultants Co., Ltd.	800	19,937
	Systena Corp.	31,000	636,587
	Syuppin Co., Ltd.	18,300	194,963
	T Hasegawa Co., Ltd.	14,400	269,039
*	T RAD Co., Ltd.	5,900	102,556
	T&D Holdings, Inc.	126,600	1,553,668
	T&K Toka Co., Ltd.	17,100	118,623
	Tachibana Eletech Co., Ltd.	18,120	259,371
	Tachikawa Corp.	10,200	120,968
	Tachi-S Co., Ltd.	33,100	344,288
	Tadano, Ltd.	98,000	996,336
	Taihei Dengyo Kaisha, Ltd.	15,700	381,330
	Taiheiyo Cement Corp.	111,067	2,788,541
	Taiheiyo Kouhatsu, Inc.	6,300	38,176
	Taiho Kogyo Co., Ltd.	16,200	143,060
	Taikisha, Ltd.	15,500	417,919
	Taiko Bank, Ltd. (The)	5,600	75,816
#	Taiko Pharmaceutical Co., Ltd.	12,700	137,839
	Taisei Corp.	45,400	1,677,451
	Taisei Lamick Co., Ltd.	4,500	112,501
	Taisei Oncho Co., Ltd.	600	10,800
	Taisho Pharmaceutical Holdings Co., Ltd.	8,500	501,125
	Taiyo Holdings Co., Ltd.	4,700	227,559
	Taiyo Yuden Co., Ltd.	27,500	1,262,206
#	Takachiho Koheki Co., Ltd.	5,500	54,865
	Takamatsu Construction Group Co., Ltd.	14,100	265,955
#	Takamatsu Machinery Co., Ltd.	4,100	27,115
	Takamiya Co., Ltd.	15,500	73,179
	Takano Co., Ltd.	4,800	27,403
	Takaoka Toko Co., Ltd.	8,664	118,766
#	Takara & Co., Ltd.	7,600	127,651
	Takara Holdings, Inc.	25,600	330,539
	Takara Leben Co., Ltd.	110,200	353,252
	Takara Standard Co., Ltd.	33,000	465,063
	Takasago International Corp.	14,800	357,646
	Takasago Thermal Engineering Co., Ltd.	29,000	437,061
	Takashima & Co., Ltd.	2,500	39,996
	Takashimaya Co., Ltd.	69,400	767,202
	Takasho Co., Ltd.	5,100	34,632

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Take And Give Needs Co., Ltd.	10,270	$77,518
	TAKEBISHI Corp.	5,800	78,722
	Takeda Pharmaceutical Co., Ltd.	55,152	1,842,104
#	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	17,126	285,999
	Takeei Corp.	23,500	266,810
	Takemoto Yohki Co., Ltd.	4,100	35,036
	Takeuchi Manufacturing Co., Ltd.	24,100	649,638
	Takihyo Co., Ltd.	2,800	47,764
	Takisawa Machine Tool Co., Ltd.	5,000	52,142
	Takuma Co., Ltd.	28,400	583,193
	Tama Home Co., Ltd.	14,600	338,320
#	Tamagawa Holdings Co., Ltd.	1,800	26,834
	Tamron Co., Ltd.	12,100	262,385
	Tamura Corp.	80,800	373,884
	Tanabe Engineering Corp.	3,100	24,967
	Tanseisha Co., Ltd.	44,250	335,922
#	Taoka Chemical Co., Ltd.	400	44,310
	Tatsuta Electric Wire and Cable Co., Ltd.	47,200	257,494
	Tayca Corp.	14,400	181,117
	Tazmo Co., Ltd.	4,000	67,014
	Tbk Co., Ltd.	14,600	55,066
	TBS Holdings, Inc.	22,000	429,547
	TDC Soft, Inc.	9,500	92,517
	TDK Corp.	11,200	1,518,864
	TechMatrix Corp.	20,800	399,309
	Techno Medica Co., Ltd.	3,500	52,060
	Techno Ryowa, Ltd.	7,000	57,171
#	Techno Smart Corp.	8,600	99,607
	TechnoPro Holdings, Inc.	8,900	654,516
	Tecnos Japan, Inc.	2,400	14,413
	Teijin, Ltd.	161,100	2,652,430
	Teikoku Electric Manufacturing Co., Ltd.	6,300	76,474
	Teikoku Sen-I Co., Ltd.	12,800	240,125
	Teikoku Tsushin Kogyo Co., Ltd.	5,200	50,680
	Tekken Corp.	11,400	190,759
	Tenma Corp.	16,800	352,272
	Tenox Corp.	2,700	22,195
	Teraoka Seisakusho Co., Ltd.	8,000	29,559
	TESEC Corp.	2,500	40,436
	T-Gaia Corp.	10,700	183,548
	THK Co., Ltd.	10,800	368,438
#	Tigers Polymer Corp.	8,200	33,791
	TIS, Inc.	33,000	818,739
	TKC Corp.	8,200	257,783
	Toa Corp.	15,200	118,115
#	Toa Corp.	19,500	437,825
	Toa Oil Co., Ltd.	6,600	163,868
	TOA ROAD Corp.	4,400	180,369
	Toabo Corp.	3,800	15,949
	Toagosei Co., Ltd.	94,000	1,052,662
	Tobishima Corp.	22,550	225,770
	TOC Co., Ltd.	40,000	259,977
	Tocalo Co., Ltd.	57,300	777,890
	Tochigi Bank, Ltd. (The)	110,900	176,652
	Toda Corp.	144,700	1,033,057
*	Toda Kogyo Corp.	3,100	58,206
#	Toei Animation Co., Ltd.	3,400	386,857
	Toei Co., Ltd.	1,000	223,235
#	Toell Co., Ltd.	1,700	13,042

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toenec Corp.	6,900	$240,111
	Togami Electric Manufacturing Co., Ltd.	2,000	35,985
	Toho Bank, Ltd. (The)	187,500	365,506
	Toho Co., Ltd.	2,100	83,691
*	Toho Co., Ltd.	6,600	104,188
	Toho Gas Co., Ltd.	2,900	161,624
	Toho Holdings Co., Ltd.	52,300	884,825
	Toho Titanium Co., Ltd.	31,400	288,630
	Toho Zinc Co., Ltd.	10,500	218,678
	Tohoku Bank, Ltd. (The)	7,400	70,237
	Tohoku Steel Co., Ltd.	1,900	28,641
	Tohokushinsha Film Corp.	11,900	76,178
	Tokai Carbon Co., Ltd.	86,800	1,412,507
	Tokai Corp.	11,600	255,154
	TOKAI Holdings Corp.	56,600	463,124
	Tokai Lease Co., Ltd.	500	6,401
	Tokai Rika Co., Ltd.	57,600	932,467
	Tokai Tokyo Financial Holdings, Inc.	213,500	802,045
#	Token Corp.	3,020	269,710
	Tokio Marine Holdings, Inc.	20,916	1,003,066
	Tokushu Tokai Paper Co., Ltd.	6,700	270,083
	Tokuyama Corp.	60,700	1,371,675
*	Tokyo Base Co., Ltd.	4,700	29,483
	Tokyo Century Corp.	13,000	803,680
	Tokyo Electron Device, Ltd.	5,300	274,934
	Tokyo Energy & Systems, Inc.	20,900	179,315
	Tokyo Individualized Educational Institute, Inc.	13,000	68,177
	Tokyo Keiki, Inc.	8,400	80,182
	Tokyo Kiraboshi Financial Group, Inc.	25,687	279,438
	Tokyo Ohka Kogyo Co., Ltd.	3,300	218,688
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,100	21,529
	Tokyo Radiator Manufacturing Co., Ltd.	4,000	22,716
	Tokyo Rakutenchi Co., Ltd.	1,300	50,805
*	Tokyo Rope Manufacturing Co., Ltd.	1,300	12,370
	Tokyo Sangyo Co., Ltd.	14,200	77,996
	Tokyo Seimitsu Co., Ltd.	12,300	581,405
	Tokyo Steel Manufacturing Co., Ltd.	102,900	999,143
	Tokyo Tatemono Co., Ltd.	131,900	1,952,819
	Tokyo Tekko Co., Ltd.	7,900	137,415
*	Tokyo Theatres Co., Inc.	7,000	78,975
	Tokyotokeiba Co., Ltd.	3,700	200,344
	Tokyu Construction Co., Ltd.	97,730	505,824
	Tokyu Fudosan Holdings Corp.	330,382	1,838,882
	Tokyu Recreation Co., Ltd.	1,971	87,365
	Toli Corp.	35,000	79,380
	Tomato Bank, Ltd.	6,200	58,336
	Tomen Devices Corp.	2,100	75,398
	Tomoe Corp.	20,300	68,528
	Tomoe Engineering Co., Ltd.	6,200	118,057
	Tomoku Co., Ltd.	8,000	130,262
	TOMONY Holdings, Inc.	159,100	428,514
	Tomy Co., Ltd.	85,900	737,603
	Tonami Holdings Co., Ltd.	5,600	272,202
	Topcon Corp.	74,900	1,021,895
	Toppan Forms Co., Ltd.	51,300	541,602
	Toppan Printing Co., Ltd.	56,900	971,717
	Topre Corp.	38,100	509,929
	Topy Industries, Ltd.	12,700	153,744
	Toray Industries, Inc.	459,600	2,857,891

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Torex Semiconductor, Ltd.	6,100	$102,206
*	Toridoll Holdings Corp.	25,200	397,888
	Torigoe Co., Ltd. (The)	13,900	102,223
	Torii Pharmaceutical Co., Ltd.	12,200	287,780
	Torishima Pump Manufacturing Co., Ltd.	14,500	116,725
	Tosei Corp.	20,300	200,954
	Toshiba Corp.	17,000	702,631
	Toshiba TEC Corp.	15,800	631,352
	Tosho Co., Ltd.	20,000	328,066
	Tosoh Corp.	92,800	1,644,873
	Totech Corp.	2,400	64,312
	Totetsu Kogyo Co., Ltd.	12,070	279,749
	TOTO, Ltd.	4,899	254,699
	Tottori Bank, Ltd. (The)	6,400	65,700
	Toukei Computer Co., Ltd.	1,400	55,590
#	Tow Co., Ltd.	23,400	67,819
	Towa Bank, Ltd. (The)	31,800	176,752
	Towa Corp.	7,600	149,782
	Towa Pharmaceutical Co., Ltd.	13,700	283,661
	Toyo Construction Co., Ltd.	84,800	454,725
	Toyo Corp.	22,900	221,316
#	Toyo Denki Seizo K.K.	4,800	55,272
#*	Toyo Engineering Corp.	33,799	216,639
	Toyo Gosei Co., Ltd.	2,700	335,163
	Toyo Ink SC Holdings Co., Ltd.	29,500	544,614
	Toyo Kanetsu K.K.	6,600	151,248
	Toyo Machinery & Metal Co., Ltd.	12,000	57,582
	Toyo Securities Co., Ltd.	47,300	72,852
	Toyo Seikan Group Holdings, Ltd.	86,800	1,017,324
	Toyo Sugar Refining Co., Ltd.	800	8,752
	Toyo Suisan Kaisha, Ltd.	3,500	142,712
	Toyo Tanso Co., Ltd.	13,800	270,749
	Toyo Tire Corp.	112,700	2,061,984
	Toyo Wharf & Warehouse Co., Ltd.	3,700	51,051
	Toyobo Co., Ltd.	91,000	1,100,927
	Toyoda Gosei Co., Ltd.	41,300	1,012,274
	Toyota Boshoku Corp.	59,900	1,117,526
	Toyota Industries Corp.	14,600	1,172,218
	Toyota Motor Corp., Sponsored ADR	34,806	5,247,701
	Toyota Motor Corp.	86,018	6,436,226
	Toyota Tsusho Corp.	29,600	1,254,284
	TPR Co., Ltd.	17,600	252,579
	Traders Holdings Co., Ltd.	20,039	62,506
	Trancom Co., Ltd.	6,400	496,781
	Trans Genic, Inc.	12,100	65,734
	Transaction Co., Ltd.	8,200	97,468
	Transcosmos, Inc.	9,300	265,625
	Trend Micro, Inc.	7,300	347,472
	Tri Chemical Laboratories, Inc.	12,000	399,145
	Trinity Industrial Corp.	1,800	13,888
#	Trusco Nakayama Corp.	18,800	486,080
	TS Tech Co., Ltd.	79,400	1,107,051
*	TSI Holdings Co., Ltd.	57,105	169,558
	Tsubaki Nakashima Co., Ltd.	42,600	635,376
	Tsubakimoto Chain Co.	26,500	710,543
	Tsubakimoto Kogyo Co., Ltd.	2,900	91,105
*	Tsudakoma Corp.	2,500	20,677
	Tsugami Corp.	34,300	548,002
*	Tsukada Global Holdings, Inc.	11,700	36,391

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsukishima Kikai Co., Ltd.	28,100	$311,239
	Tsukuba Bank, Ltd.	85,900	133,684
	Tsumura & Co.	15,400	512,877
	Tsuruha Holdings, Inc.	2,200	254,316
	Tsurumi Manufacturing Co., Ltd.	13,600	215,269
	Tsutsumi Jewelry Co., Ltd.	4,600	98,024
	Tsuzuki Denki Co., Ltd.	2,300	38,783
	TV Asahi Holdings Corp.	21,600	395,872
	Tv Tokyo Holdings Corp.	11,900	241,241
	TYK Corp.	14,700	42,117
*	UACJ Corp.	33,707	782,032
	Ube Industries, Ltd.	118,720	2,400,581
#	Ubicom Holdings, Inc.	1,300	37,646
	Uchida Yoko Co., Ltd.	8,200	350,837
#	Ueki Corp.	3,600	49,452
	Ulvac, Inc.	25,700	1,174,532
	Uniden Holdings Corp.	5,400	125,992
	Union Tool Co.	4,700	148,796
	Unipres Corp.	39,400	378,200
*	United Arrows, Ltd.	17,100	300,584
#	United Super Markets Holdings, Inc.	36,500	369,300
	UNITED, Inc.	8,900	105,554
*	Unitika, Ltd.	53,100	185,143
*	Universal Entertainment Corp.	12,800	311,384
	UPR Corp.	1,400	36,556
	Urbanet Corp. Co., Ltd.	16,300	46,222
	Usen-Next Holdings Co., Ltd.	4,200	78,192
	Ushio, Inc.	84,000	1,112,508
	USS Co., Ltd.	13,000	235,896
	UT Group Co., Ltd.	11,700	389,299
	Utoc Corp.	7,500	35,568
*	UUUM, CO., Ltd.	5,300	78,499
	V Technology Co., Ltd.	10,300	519,807
	Valor Holdings Co., Ltd.	43,700	933,550
	Valqua, Ltd.	12,400	235,417
	ValueCommerce Co., Ltd.	6,800	218,055
	V-Cube, Inc.	8,200	214,028
#	Vector, Inc.	17,900	153,801
	Vertex Corp.	7,160	167,606
	VINX Corp.	4,200	39,280
*	Vision, Inc.	19,000	175,314
	Vital KSK Holdings, Inc.	43,800	281,531
	VT Holdings Co., Ltd.	80,900	311,987
	Wacoal Holdings Corp.	40,500	914,276
	Wacom Co., Ltd.	107,100	686,525
	Wakachiku Construction Co., Ltd.	9,500	110,671
	Wakita & Co., Ltd.	37,200	358,040
	Warabeya Nichiyo Holdings Co., Ltd.	14,500	258,080
#	Waseda Academy Co., Ltd.	1,100	8,930
	Watahan & Co., Ltd.	15,200	179,425
	Watts Co., Ltd.	3,700	30,159
	Wavelock Holdings Co., Ltd.	5,600	36,445
	WDB Holdings Co., Ltd.	4,000	85,284
	Weathernews, Inc.	2,800	136,476
	Welbe, Inc.	4,000	53,159
	Welcia Holdings Co., Ltd.	11,800	368,124
	Wellnet Corp.	7,700	39,154
	West Holdings Corp.	21,281	692,861
	Will Group, Inc.	5,300	49,344

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	WIN-Partners Co., Ltd.	6,800	$61,131
	Wood One Co., Ltd.	5,300	70,394
*	World Co., Ltd.	15,000	192,150
	World Holdings Co., Ltd.	7,600	192,942
	Wowow, Inc.	6,300	153,516
	Xebio Holdings Co., Ltd.	27,600	218,733
	YAC Holdings Co., Ltd.	6,500	55,657
	Yachiyo Industry Co., Ltd.	5,900	35,020
	Yahagi Construction Co., Ltd.	24,500	176,403
	Yaizu Suisankagaku Industry Co., Ltd.	5,200	46,620
	Yakult Honsha Co., Ltd.	1,600	77,883
	YAKUODO Holdings Co., Ltd.	10,800	233,259
	YAMABIKO Corp.	37,800	408,034
	Yamada Holdings Co., Ltd.	93,608	466,003
	Yamae Hisano Co., Ltd.	2,400	22,764
	Yamagata Bank, Ltd. (The)	24,499	225,289
	Yamaguchi Financial Group, Inc.	199,300	1,178,825
	Yamaha Corp.	1,700	92,778
	Yamaha Motor Co., Ltd.	114,300	2,855,853
	Yamaichi Electronics Co., Ltd.	19,500	289,143
#	YA-MAN, Ltd.	15,500	211,696
	Yamanashi Chuo Bank, Ltd. (The)	23,900	180,862
	Yamatane Corp.	9,400	124,374
	Yamato Corp.	10,100	61,084
	Yamato Holdings Co., Ltd.	10,500	296,140
	Yamato Kogyo Co., Ltd.	35,900	1,080,242
	Yamaya Corp.	4,200	88,874
	Yamazaki Baking Co., Ltd.	8,200	129,978
	Yamazen Corp.	45,300	404,872
#	Yaoko Co., Ltd.	8,900	567,703
	Yashima Denki Co., Ltd.	11,200	97,356
	Yaskawa Electric Corp.	5,400	248,912
	Yasuda Logistics Corp.	13,600	116,215
	Yasunaga Corp.	6,200	65,830
	YE DIGITAL Corp.	2,400	13,860
	Yellow Hat, Ltd.	31,600	531,374
	Yodogawa Steel Works, Ltd.	21,500	474,436
	Yokogawa Bridge Holdings Corp.	20,500	386,408
	Yokogawa Electric Corp.	30,200	548,223
	Yokohama Reito Co., Ltd.	50,700	406,439
	Yokohama Rubber Co., Ltd. (The)	107,999	2,008,381
	Yokowo Co., Ltd.	13,700	334,252
	Yomeishu Seizo Co., Ltd.	6,100	103,289
	Yondenko Corp.	2,400	70,952
	Yondoshi Holdings, Inc.	7,200	122,227
	Yorozu Corp.	21,500	232,976
*	Yoshimura Food Holdings KK	1,300	9,952
	Yotai Refractories Co., Ltd.	12,200	117,316
#*	Yuasa Funashoku Co., Ltd.	1,500	41,304
	Yuasa Trading Co., Ltd.	17,800	484,261
	Yuken Kogyo Co., Ltd.	2,300	34,296
	Yurtec Corp.	32,100	229,104
	Yushiro Chemical Industry Co., Ltd.	7,600	76,725
	Yutaka Giken Co., Ltd.	1,200	20,269
	Z Holdings Corp.	88,800	409,569
	Zaoh Co., Ltd.	3,100	39,544
	Zenitaka Corp. (The)	2,200	90,777
	Zenkoku Hosho Co., Ltd.	19,000	852,790
	Zenrin Co., Ltd.	23,800	251,104

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zensho Holdings Co., Ltd.	14,850	$372,442
	Zeon Corp.	60,400	963,063
	ZOZO, Inc.	14,100	474,239
	Zuiko Corp.	8,200	80,164
	Zuken, Inc.	900	24,701

TOTAL JAPAN			781,065,523

NETHERLANDS — (3.5%)
	Aalberts NV	90,035	4,864,221
*	ABN AMRO Bank NV	127,051	1,640,499
*	Accell Group NV	24,245	1,250,496
	Aegon NV	1,236,672	5,731,140
	Aegon NV	32,843	150,748
*	AFC Ajax NV	70	1,316
#	Akzo Nobel NV	8,366	1,004,550
	AMG Advanced Metallurgical Group NV	19,117	732,252
	Amsterdam Commodities NV	19,115	474,489
	APERAM SA	37,199	1,925,325
*	Arcadis NV	87,978	3,700,559
#*	ArcelorMittal SA	93,425	2,736,435
	ASM International NV	15,727	4,771,210
	ASML Holding NV N07059210	9,650	6,253,951
	ASR Nederland NV	149,446	6,527,116
*	B&S Group Sarl	11,005	118,330
*	Basic-Fit NV	25,729	1,158,214
	BE Semiconductor Industries NV	51,270	4,140,834
*	Boskalis Westminster	84,447	2,695,316
*	Brunel International NV	24,707	330,190
	Coca-Cola European Partners P.L.C	54,642	3,087,152
	Corbion NV	48,933	2,865,615
#	Flow Traders	41,273	1,704,172
#	ForFarmers NV	43,098	287,015
*	Fugro NV	47,361	493,031
*	GrandVision NV	485	15,688
	Heijmans NV	28,980	463,235
	Heineken NV	16,440	1,907,031
*	Hunter Douglas NV	3,204	261,915
	IMCD NV	24,804	3,602,762
#	ING Groep NV, Sponsored ADR	33,099	421,681
	ING Groep NV	341,104	4,357,597
*	Intertrust NV	82,149	1,521,011
	Kendrion NV	15,121	423,050
	Koninklijke Ahold Delhaize NV, Sponsored ADR	10,001	268,820
	Koninklijke Ahold Delhaize NV	437,995	11,787,281
*	Koninklijke BAM Groep NV	262,891	727,993
	Koninklijke DSM NV	16,835	3,018,515
	Koninklijke KPN NV	1,340,874	4,625,496
*	Koninklijke Philips NV	7,515	424,922
*	Koninklijke Philips NV	39,881	2,258,854
	Koninklijke Vopak NV	61,770	2,828,338
	Nedap N.V	3,190	212,994
	NN Group NV	80,948	4,037,562
*	OCI NV	20,131	469,178
	Ordina NV	115,800	482,363
	PostNL NV	240,153	1,254,420
	Prosus N.V	3,798	412,203
	Randstad NV	97,050	7,002,365
#	SBM Offshore NV	162,450	2,819,902
*	Signify NV	139,981	7,949,391

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Sligro Food Group NV	21,567	$683,852
#*	SNS NV	28,066	0
	TKH Group NV	38,856	1,853,066
*	TomTom NV	82,767	726,488
*	Van Lanschot Kempen NV	19,704	576,730
	Wolters Kluwer NV	51,007	4,613,634

TOTAL NETHERLANDS			130,652,513

NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd. (The)	62,288	340,540
*	Air New Zealand, Ltd.	498,312	619,151
	Arvida Group, Ltd.	197,394	253,592
*	Auckland International Airport, Ltd.	125,345	677,875
	Chorus, Ltd.	312,524	1,516,017
	Chorus, Ltd., ADR	462	11,421
#*	Comvita, Ltd.	15,006	37,393
	EBOS Group, Ltd.	41,635	886,615
	Fletcher Building, Ltd.	360,567	1,874,559
	Fletcher Building, Ltd.	3,803	19,749
#	Fonterra Co-operative Group, Ltd.	18,144	59,313
	Freightways, Ltd.	120,190	957,030
	Genesis Energy, Ltd.	63,571	156,297
#*	Gentrack Group, Ltd.	19,890	22,284
	Hallenstein Glasson Holdings, Ltd.	23,447	123,354
	Heartland Group Holdings, Ltd.	530,812	685,929
	Infratil, Ltd.	104,741	533,151
	Investore Property, Ltd.	51,879	77,768
*	Kathmandu Holdings, Ltd.	593,916	615,238
	Mainfreight, Ltd.	20,658	1,070,522
#*	New Zealand Refining Co., Ltd. (The)	154,623	57,335
*	NZME, Ltd.	54,625	30,696
	NZX, Ltd.	165,499	244,872
	Oceania Healthcare, Ltd.	437,968	421,804
	PGG Wrightson, Ltd.	5,415	12,977
	Port of Tauranga, Ltd.	38,148	201,876
*	Pushpay Holdings, Ltd.	53,480	70,028
*	Restaurant Brands New Zealand, Ltd.	16,705	156,390
	Ryman Healthcare, Ltd.	24,967	252,417
#	Sanford, Ltd.	53,079	175,746
	Scales Corp., Ltd.	76,184	248,469
*	Serko, Ltd.	2,847	13,814
	Skellerup Holdings, Ltd.	123,931	411,617
*	SKY Network Television, Ltd.	1,530,994	186,075
*	SKYCITY Entertainment Group, Ltd.	527,832	1,347,930
	Spark New Zealand, Ltd.	263,244	828,644
	Steel & Tube Holdings, Ltd.	101,052	83,787
	Summerset Group Holdings, Ltd.	236,178	2,053,718
*	Synlait Milk, Ltd.	20,369	47,723
#*	Tourism Holdings, Ltd.	98,466	181,364
*	TOWER, Ltd.	144,862	90,104
	Trustpower, Ltd.	8,621	54,420
	Turners Automotive Group, Ltd.	7,616	20,155
	Vector, Ltd.	33,846	100,833
*	Vista Group International, Ltd.	119,972	209,417
	Warehouse Group, Ltd. (The)	50,707	123,832
*	Z Energy, Ltd.	331,508	634,272

TOTAL NEW ZEALAND			18,798,113

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	325,871	$332,228
	AF Gruppen ASA	7,627	185,297
#*	Akastor ASA	111,833	76,284
#	Aker ASA, Class A	1,420	105,664
	Aker BP ASA	9,134	260,130
*	Aker Solutions ASA	194,409	338,322
	American Shipping Co., ASA	46,666	175,007
#*	Archer, Ltd.	112,942	70,462
*	ArcticZymes Technologies ASA	3,893	46,307
	Atea ASA	46,433	889,430
	Austevoll Seafood ASA	37,855	483,196
	Avance Gas Holding, Ltd.	58,161	305,359
*	Axactor SE	123,055	141,498
*	B2Holding ASA	166,279	177,423
	Bakkafrost P/F	644	51,021
#	Bonheur ASA	24,393	655,239
#*	Borr Drilling, Ltd.	1,670	1,609
*	Borr Drilling, Ltd.	712	712
	Borregaard ASA	39,309	865,024
#*	BW Energy, Ltd.	39,207	129,537
	BW LPG, Ltd.	97,983	724,890
	BW Offshore, Ltd.	105,723	422,743
*	Crayon Group Holding ASA	4,176	67,497
	DNB ASA	108,244	2,321,426
*	DNO ASA	530,277	618,970
	Entra ASA	10,137	228,933
	Equinor ASA	102,610	2,071,979
	Europris ASA	171,503	1,167,368
	FLEX LNG, Ltd.	39,625	466,783
#	Frontline, Ltd.	51,233	392,243
	Gjensidige Forsikring ASA	1,129	25,639
*	Golar LNG, Ltd.	3,400	39,032
	Golden Ocean Group, Ltd.	50,488	434,884
*	Hexagon Composites ASA	7,252	42,546
	Hoegh LNG Holdings, Ltd	15,058	42,225
	Kid ASA	8,242	114,706
	Kitron ASA	42,472	102,193
	Komplett Bank ASA	84,828	106,299
*	Kongsberg Automotive ASA	64,131	21,190
	Kongsberg Gruppen ASA	17,712	447,029
	Leroy Seafood Group ASA	9,438	86,522
	Medistim ASA	1,204	39,293
	Mowi ASA	16,937	417,847
*	NEL ASA	27,777	80,426
*	Nordic Semiconductor ASA	15,788	389,163
	Norsk Hydro ASA	218,617	1,392,105
	Norway Royal Salmon ASA	5,409	128,570
*	Norwegian Energy Co. ASA	6,879	119,467
#	Norwegian Finans Holding ASA	142,285	1,569,542
#	Ocean Yield ASA	63,531	227,680
*	Odfjell Drilling, Ltd.	99,099	237,602
*	Odfjell SE, Class A	11,269	38,533
*	Olav Thon Eiendomsselskap ASA	1,183	22,764
	Orkla ASA	38,360	391,008
*	Otello Corp. ASA	84,226	333,341
	Pareto Bank ASA	4,491	26,926
*	PGS ASA	422,991	291,474
	Protector Forsikring ASA	29,964	340,739
*	REC Silicon ASA	170,410	373,019

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Salmar ASA	5,680	$393,075
	Sbanken ASA	84,781	1,053,459
	Scatec ASA	16,768	451,119
*	Schibsted ASA, Class B	2,329	101,723
	Selvaag Bolig ASA	38,194	280,302
*	Shelf Drilling, Ltd.	49,021	26,866
	SpareBank 1 SR-Bank ASA	143,806	1,857,602
	Stolt-Nielsen, Ltd.	25,443	381,517
	Storebrand ASA	292,661	2,793,484
#	Subsea 7 SA	139,295	1,408,410
	TGS NOPEC Geophysical Co., ASA	94,847	1,432,926
#*	Thin Film Electronics ASA	451,052	42,944
	Tomra Systems ASA	13,341	666,482
	Treasure ASA	54,160	111,321
	Veidekke ASA	44,267	679,796
*	Wallenius Wilhelmsen ASA	42,394	141,709
	Wilh Wilhelmsen Holding ASA, Class A	10,229	213,795
*	XXL ASA	4,783	12,381
	Yara International ASA	7,962	415,315

TOTAL NORWAY			34,118,571

PORTUGAL — (0.2%)
	Altri SGPS SA	71,462	557,946
*	Banco Comercial Portugues SA, Class R	7,742,386	1,157,727
*	Banco Espirito Santo SA	712,067	0
	Corticeira Amorim SGPS SA	8,782	107,127
#*	CTT-Correios de Portugal SA	93,324	425,329
	EDP Renovaveis SA	16,322	388,899
	Galp Energia SGPS SA	83,494	961,417
*	Ibersol SGPS SA	2,672	20,579
	Jeronimo Martins SGPS SA	16,289	297,428
#*	Mota-Engil SGPS SA	64,984	109,017
#	Navigator Co. SA (The)	234,204	789,196
	NOS SGPS SA	223,270	846,441
#*	Novabase SGPS SA	3,851	18,652
	REN - Redes Energeticas Nacionais SGPS SA	38,179	111,807
	Semapa-Sociedade de Investimento e Gestao	31,003	449,997
	Sonae SGPS SA	857,041	802,349

TOTAL PORTUGAL			7,043,911

SINGAPORE — (0.8%)
	Accordia Golf Trust	702,300	11,241
	AEM Holdings, Ltd.	84,500	259,557
	Amara Holdings, Ltd.	90,000	26,140
	Ascendas India Trust	234,200	249,532
*	Banyan Tree Holdings, Ltd.	176,900	44,528
*	Bonvests Holdings, Ltd.	30,000	22,316
	Boustead Projects, Ltd.	26,174	20,827
	Boustead Singapore, Ltd.	181,732	137,674
	Bukit Sembawang Estates, Ltd.	112,100	396,422
	Bund Center Investment, Ltd.	22,000	9,287
	CapitaLand, Ltd.	114,501	319,190
	Centurion Corp., Ltd.	103,500	26,834
#	China Aviation Oil Singapore Corp., Ltd.	272,100	230,515
	China Sunsine Chemical Holdings, Ltd.	346,200	146,556
	Chip Eng Seng Corp., Ltd.	367,100	134,908
	City Developments, Ltd.	66,300	392,196
#	Civmec, Ltd.	140,800	58,259

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	ComfortDelGro Corp., Ltd.	487,600	$629,142
#*	COSCO Shipping International Singapore Co., Ltd.	778,800	192,770
	CSE Global, Ltd.	144,800	61,898
	Dairy Farm International Holdings, Ltd.	37,000	161,210
	DBS Group Holdings, Ltd.	57,746	1,294,148
	Del Monte Pacific, Ltd.	590,559	150,535
	Delfi, Ltd.	61,100	40,158
*	Ezion Holdings, Ltd.	70,344	428
#*	Ezra Holdings, Ltd.	730,927	1,131
	Far East Orchard, Ltd.	133,284	114,117
	First Resources, Ltd.	427,300	491,075
	Food Empire Holdings, Ltd.	115,500	82,239
*	Fragrance Group, Ltd.	222,000	19,522
	Frasers Property, Ltd.	193,800	180,261
	Frencken Group, Ltd.	276,400	323,305
	Fu Yu Corp., Ltd.	518,400	122,487
*	Gallant Venture, Ltd.	254,500	24,892
	Genting Singapore, Ltd.	196,200	127,245
*	Geo Energy Resources, Ltd.	373,800	60,237
	Golden Agri-Resources, Ltd.	5,570,100	1,044,759
*	Golden Energy & Resources, Ltd.	70,900	8,298
	Great Eastern Holdings, Ltd.	3,000	51,725
	GSH Corp., Ltd.	32,600	4,817
	GuocoLand, Ltd.	272,133	339,232
	Hafnia, Ltd.	35,341	75,547
*	Halcyon Agri Corp., Ltd.	145,408	29,889
	Hanwell Holdings, Ltd.	149,400	55,587
	Haw Par Corp., Ltd.	74,400	737,403
	Hiap Hoe, Ltd.	39,000	19,287
	Ho Bee Land, Ltd.	180,200	369,605
#	Hong Fok Corp., Ltd.	353,680	237,080
	Hong Leong Asia, Ltd.	209,500	163,251
	Hong Leong Finance, Ltd.	95,700	181,053
	Hongkong Land Holdings, Ltd.	236,000	1,167,070
	Hotel Grand Central, Ltd.	67,060	54,901
	Hour Glass, Ltd. (The)	179,100	127,138
	Hutchison Port Holdings Trust	3,881,500	968,368
	Hwa Hong Corp., Ltd.	21,000	4,735
*	Hyflux, Ltd.	455,600	56,901
	iFAST Corp., Ltd.	35,400	178,074
*	Indofood Agri Resources, Ltd.	512,100	125,032
	InnoTek, Ltd.	93,900	67,986
	Japfa, Ltd.	601,540	413,097
	Jardine Cycle & Carriage, Ltd.	33,444	582,174
*	k1 Ventures, Ltd.	113,100	0
	Keppel Corp., Ltd.	211,600	859,670
	Keppel Infrastructure Trust	552,199	227,970
	KSH Holdings, Ltd.	112,625	31,262
*	Lian Beng Group, Ltd.	330,600	125,443
	Low Keng Huat Singapore, Ltd.	98,100	36,811
*	Mandarin Oriental International, Ltd.	51,500	100,230
	Metro Holdings, Ltd.	401,100	227,210
	Micro-Mechanics Holdings, Ltd.	5,500	13,750
#*	Midas Holdings, Ltd.	1,120,000	30,299
*	mm2 Asia, Ltd.	250,000	12,507
	NSL, Ltd.	11,500	8,032
#*	Oceanus Group, Ltd.	2,520,200	73,762
	Olam International, Ltd.	116,900	152,743
	OUE, Ltd.	245,700	271,038

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Oversea-Chinese Banking Corp., Ltd.	83,533	$763,619
	Oxley Holdings, Ltd.	726,344	138,801
	Pacific Century Regional Developments, Ltd.	79,400	23,868
	Pan-United Corp., Ltd.	58,750	14,571
	Q&M Dental Group Singapore, Ltd.	111,700	52,464
	QAF, Ltd.	135,353	103,646
*	Raffles Education Corp., Ltd.	646,646	97,122
	Raffles Medical Group, Ltd.	197,898	170,972
	Riverstone Holdings, Ltd.	196,800	214,252
*	SATS, Ltd.	53,380	162,400
	Sembcorp Industries, Ltd.	853,300	1,356,393
*	Sembcorp Marine, Ltd.	7,678,056	1,208,018
#	Sheng Siong Group, Ltd.	408,200	474,784
	SHS Holdings, Ltd.	141,000	17,031
	SIA Engineering Co., Ltd.	52,300	89,427
	SIIC Environment Holdings, Ltd.	1,140,660	201,579
	Sinarmas Land, Ltd.	694,700	156,679
	Sing Holdings, Ltd.	86,800	24,792
	Sing Investments & Finance, Ltd.	13,500	14,597
*	Singapore Airlines, Ltd.	415,050	1,573,004
	Singapore Exchange, Ltd.	61,300	480,206
	Singapore Post, Ltd.	742,400	429,193
#	Singapore Press Holdings, Ltd.	398,800	550,630
	Singapore Technologies Engineering, Ltd.	65,800	190,356
	Singapore Telecommunications, Ltd.	21,700	40,847
	Stamford Land Corp., Ltd.	275,700	85,839
#	StarHub, Ltd.	241,400	244,608
	Straits Trading Co., Ltd.	43,900	90,961
#*	Swiber Holdings, Ltd.	189,500	2,905
	Tiong Woon Corp. Holding, Ltd.	68,000	23,599
	Tuan Sing Holdings, Ltd.	452,985	127,393
#	UMS Holdings, Ltd.	222,662	240,197
	United Industrial Corp., Ltd.	78,984	166,623
	United Overseas Bank, Ltd.	15,082	300,626
	UOB-Kay Hian Holdings, Ltd.	183,005	241,939
	UOL Group, Ltd.	241,287	1,392,267
	Valuetronics Holdings, Ltd.	282,100	134,252
	Venture Corp., Ltd.	60,700	915,877
	Wee Hur Holdings, Ltd.	112,000	17,664
	Wilmar International, Ltd.	17,200	67,314
	Wing Tai Holdings, Ltd.	479,068	690,275
	Yangzijiang Shipbuilding Holdings, Ltd.	1,206,400	1,294,665
	Yeo Hiap Seng, Ltd.	10,159	6,938

TOTAL SINGAPORE			30,389,711

SPAIN — (1.8%)
	Acciona SA	22,942	3,988,283
	Acerinox SA	30,913	428,652
	ACS Actividades de Construccion y Servicios SA	36,785	1,198,482
*	Aedas Homes SA	987	25,480
*	Aena SME SA	4,871	846,558
	Alantra Partners SA	1,451	27,541
	Almirall SA	50,989	800,427
*	Amadeus IT Group SA	17,710	1,206,016
*	Amper SA	490,630	113,336
*	Applus Services SA	82,628	874,206
*	Atresmedia Corp. de Medios de Comunicacion SA	79,901	384,539
	Banco Bilbao Vizcaya Argentaria SA	577,300	3,232,638
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	402,506	2,254,034

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Banco de Sabadell SA	4,141,513	$2,622,086
	Banco Santander SA	1,654,793	6,383,449
#	Banco Santander SA, Sponsored ADR	76,315	290,759
	Bankinter SA	351,523	1,922,320
	CaixaBank SA	1,623,701	5,194,161
*	Caja de Ahorros del Mediterraneo	8,736	0
	Cellnex Telecom SA	17,869	1,010,743
	Cia de Distribucion Integral Logista Holdings SA	34,685	721,083
	CIE Automotive SA	37,064	1,030,978
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	844,143
*	Distribuidora Internacional de Alimentacion SA	534,721	52,502
	Ebro Foods SA	40,525	828,666
*	eDreams ODIGEO SA	37,385	217,771
	Elecnor SA	16,738	209,227
	Enagas SA	97,509	2,122,817
*	Ence Energia y Celulosa SA	107,249	470,761
	Endesa SA	30,179	793,759
	Ercros SA	80,582	257,518
	Euskaltel SA	73,973	984,088
	Faes Farma SA	281,521	1,172,984
	Ferrovial SA	17,988	510,702
	Fluidra SA	13,543	470,294
	Fomento de Construcciones y Contratas SA	36,429	477,327
*	Gestamp Automocion SA	29,619	152,942
	Global Dominion Access SA	67,965	335,004
	Grifols SA	6,187	167,582
	Grupo Catalana Occidente SA	17,282	723,532
	Grupo Empresarial San Jose SA	8,089	57,549
#*	Grupo Ezentis SA	71,326	33,926
	Iberdrola SA	345,693	4,671,676
	Iberpapel Gestion SA	3,316	74,658
#*	Indra Sistemas SA	105,913	1,102,002
	Laboratorio Reig Jofre SA	1,483	10,071
	Laboratorios Farmaceuticos Rovi SA	3,920	227,237
	Liberbank SA	1,790,193	632,921
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	688,868
	Mapfre SA	309,805	665,589
*	Mediaset Espana Comunicacion SA	160,943	1,024,437
*	Melia Hotels International SA	95,055	776,430
*	Metrovacesa S.A.	9,914	90,761
	Miquel y Costas & Miquel SA	15,637	270,883
#	Naturgy Energy Group SA	52,792	1,356,204
	Neinor Homes SA	23,518	310,448
#*	Obrascon Huarte Lain SA	158,055	124,290
	Pharma Mar SA	5,445	622,062
*	Promotora de Informaciones SA, Class A	93,235	103,160
	Prosegur Cash SA	74,145	66,783
	Prosegur Cia de Seguridad SA	158,909	494,256
*	Realia Business SA	69,253	56,846
	Red Electrica Corp. SA	38,398	704,912
	Repsol SA, Sponsored ADR	4,116	49,186
	Repsol SA	195,847	2,337,685
	Sacyr SA	307,818	852,740
*	Solaria Energia y Medio Ambiente SA	8,776	179,914
*	Solarpack Corp. Tecnologica SA	7,836	187,442
*	Talgo SA	35,381	181,065
*	Tecnicas Reunidas SA	23,011	343,104
#	Telefonica SA, Sponsored ADR	104,224	488,812
	Telefonica SA	102,182	473,546

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Tubacex SA	100,107	$201,722
#	Unicaja Banco SA	721,930	711,470
	Vidrala SA	9,725	1,094,623
	Viscofan SA	28,060	1,917,598
*	Vocento SA	22,927	29,426
	Zardoya Otis SA	91,505	579,611

TOTAL SPAIN			69,141,303

SWEDEN — (3.5%)
	AAK AB	12,309	281,886
	AcadeMedia AB	97,095	1,005,000
	Adapteo Oyj	36,052	453,888
	AddLife AB, Class B	18,116	501,662
*	AddNode Group AB	9,944	339,138
	AddTech AB, Class B	123,980	2,161,368
*	AF Poyry AB	58,787	1,923,555
#	Alfa Laval AB	33,093	1,117,638
	Alimak Group AB	31,764	547,564
*	Ambea AB	32,464	304,325
*	Annehem Fastigheter AB, Class B	23,093	80,812
*	AQ Group AB	1,554	65,875
*	Arise AB	10,836	67,237
	Arjo AB, Class B	165,350	1,630,366
	Assa Abloy AB, Class B	26,509	755,760
*	Attendo AB	99,827	581,597
	Avanza Bank Holding AB	47,670	1,711,126
	Axfood AB	19,709	493,212
	Beijer Alma AB	29,777	668,365
*	Beijer Electronics Group AB	17,085	103,261
	Beijer Ref AB	50,112	777,117
	Bergman & Beving AB	20,380	310,400
*	Bergs Timber AB, Class B	2,388	1,916
	Betsson AB	134,138	1,218,780
*	Better Collective A/S	5,875	154,104
#	Bilia AB, Class A	81,311	1,417,357
	BillerudKorsnas AB	170,727	3,486,722
	BioGaia AB, Class B	9,899	472,463
	Biotage AB	27,583	595,188
#	Boliden AB	121,873	4,740,556
	Bonava AB, Class B	65,816	779,755
*	Boozt AB	9,987	232,172
*	Boule Diagnostics AB	2,755	20,930
	Bravida Holding AB	114,871	1,704,360
	Bufab AB	32,505	858,340
	Bulten AB	14,852	190,890
	Bure Equity AB	62,993	2,875,002
*	Byggmax Group AB	90,699	791,692
*	Catella AB	17,101	68,325
	Catena AB	5,916	285,951
*	Catena Media P.L.C.	15,115	94,469
*	Cavotec SA	14,187	43,680
*	CDON AB	1,051	64,692
	Cellavision AB	2,702	114,577
*	Clas Ohlson AB, Class B	32,394	345,750
	Cloetta AB, Class B	250,153	783,038
*	Collector AB	15,782	58,311
	Concentric AB	24,609	553,062
#	Coor Service Management Holding AB	31,990	270,975
	Dios Fastigheter AB	18,804	178,983

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Dometic Group AB	223,455	$3,516,549
*	Doro AB	15,675	110,782
*	Duni AB	32,819	465,343
#	Dustin Group AB	67,622	843,894
	Eastnine AB	14,309	216,005
	Elanders AB, Class B	8,383	172,410
	Electrolux AB	34,960	980,519
*	Electrolux Professional AB, Class B	94,228	596,919
	Elekta AB, Class B	31,794	425,175
*	Eltel AB	39,179	120,426
*	Enea AB	12,041	340,327
#*	Eolus Vind AB, Class B	4,255	106,594
	Essity AB, Class A	1,404	46,498
#	Essity AB, Class B	23,449	765,328
#	Evolution Gaming Group AB	10,044	1,982,772
	Fagerhult AB	16,239	111,504
#	FastPartner AB, Class A	7,206	78,945
	Fenix Outdoor International AG	403	59,644
*	Fingerprint Cards AB, Class B	137,190	561,322
#	G5 Entertainment AB	2,067	149,757
*	GARO AB	336	26,468
	Getinge AB, Class B	28,478	963,155
	GHP Specialty Care AB	21,244	74,101
*	Granges AB	108,665	1,456,468
*	H & M Hennes & Mauritz AB, Class B	25,878	636,790
*	Haldex AB	44,109	297,480
	Heba Fastighets AB, Class B	2,700	37,348
*	Hexatronic Group AB	12,559	226,543
	Hexpol AB	92,753	1,137,189
	HMS Networks AB	2,565	110,935
#*	Hoist Finance AB	69,967	287,400
	Holmen AB, Class B	15,293	721,555
	Hufvudstaden AB, Class A	1,543	24,595
*	Humana AB	34,312	310,773
	Husqvarna AB, Class A	5,896	82,853
	Husqvarna AB, Class B	70,333	979,425
	ICA Gruppen AB	9,877	455,261
	Indutrade AB	55,995	1,462,346
	Instalco AB	10,187	431,666
#*	International Petroleum Corp.	65,905	231,631
#	Intrum AB	39,889	1,371,831
	INVISIO AB	5,605	125,666
*	Inwido AB	92,865	1,624,687
#*	ITAB Shop Concept AB, Class B	3,909	8,600
	JM AB	43,406	1,608,012
*	Kindred Group P.L.C.	109,207	1,879,586
	Klovern AB, Class B	69,367	134,264
*	KNOW IT AB	20,767	766,446
#	Kungsleden AB	33,208	386,098
	Lagercrantz Group AB, Class B	114,777	1,183,396
	LeoVegas AB	46,763	279,673
	Lifco AB, Class B	7,828	838,321
	Lime Technologies AB	2,574	99,682
	Lindab International AB	78,498	1,597,655
	Loomis AB	64,967	2,127,502
	Lundin Energy AB	7,830	249,761
*	Medcap AB	1,778	50,731
	Medicover AB, Class B	2,502	71,606
*	Mekonomen AB	47,993	823,788

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Midsona AB, Class B	1,355	$12,520
#*	Millicom International Cellular SA	52,939	2,092,082
	MIPS AB	4,288	346,867
*	Modern Times Group MTG AB, Class B	85,462	1,303,790
*	Momentum Group AB, Class B	21,198	493,740
*	Munters Group AB	14,424	141,169
	Mycronic AB	33,950	1,002,361
	NCC AB, Class B	48,390	912,422
*	Nederman Holding AB	796	15,378
#*	Nelly Group AB	7,354	33,225
*	Net Insight AB, Class B	156,574	45,226
*	New Wave Group AB, Class B	47,435	509,225
	Nibe Industrier AB, Class B	2,405	87,833
	Nobia AB	127,874	1,111,460
*	Nobina AB	119,787	1,058,833
*	Nolato AB, Class B	12,730	1,256,965
*	Nordic Entertainment Group AB, Class B	16,107	747,163
	Nordic Waterproofing Holding AB	6,260	133,620
	NP3 Fastigheter AB	4,103	75,336
	Nyfosa AB	52,318	629,391
	OEM International AB, Class B	3,624	172,953
*	Orexo AB	6,724	32,234
*	Pandox AB	48,897	853,758
*	Peab AB, Class B	115,465	1,665,650
	Platzer Fastigheter Holding AB, Class B	18,395	240,504
	Pricer AB, Class B	107,548	433,847
	Proact IT Group AB	7,134	225,119
#*	Qliro AB	7,354	41,482
	Ratos AB, Class B	233,127	1,371,946
*	RaySearch Laboratories AB	22,896	224,940
	Resurs Holding AB	132,449	684,580
*	Rottneros AB	66,194	76,877
	Saab AB, Class B	44,120	1,305,929
	Sagax AB, Class B	6,790	179,324
#	Samhallsbyggnadsbolaget i Norden AB	189,129	719,385
	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	48,596
#	Sandvik AB	19,638	485,637
#*	SAS AB	1,987,060	459,278
*	Scandi Standard AB	48,812	382,134
*	Scandic Hotels Group AB	4,659	21,006
	Sectra AB, Class B	11,719	836,189
#	Securitas AB, Class B	55,019	936,557
*	Semcon AB	12,800	175,327
*	Sensys Gatso Group AB	659,140	94,916
	Skandinaviska Enskilda Banken AB, Class A	163,787	2,098,626
	Skanska AB, Class B	62,229	1,685,355
	SKF AB, Class A	2,752	72,090
	SKF AB, Class B	72,153	1,864,127
*	SkiStar AB	39,896	603,876
*	SSAB AB, Class A	19,797	108,143
*	SSAB AB, Class A	134,228	726,556
*	SSAB AB, Class B	112,074	563,097
*	SSAB AB, Class B	301,644	1,504,656
	Svenska Cellulosa AB SCA, Class A	4,829	87,161
#	Svenska Cellulosa AB SCA, Class B	108,105	1,893,067
	Svenska Handelsbanken AB, Class A	156,981	1,817,882
#	Svenska Handelsbanken AB, Class B	4,398	53,724
	Sweco AB, Class B	39,241	697,736
#	Swedbank AB, Class A	91,154	1,600,219

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Swedish Match AB	10,042	$822,083
*	Swedish Orphan Biovitrum AB	13,099	222,381
*	Systemair AB	9,720	292,423
#	Tele2 AB, Class B	62,878	812,152
	Telefonaktiebolaget LM Ericsson, Class A	2,150	29,416
	Telefonaktiebolaget LM Ericsson, Class B	70,118	963,010
	Telia Co. AB	344,690	1,428,337
	Tethys Oil AB	25,559	185,011
	Thule Group AB	31,512	1,429,313
	Trelleborg AB, Class B	134,857	3,508,415
	Troax Group AB	16,507	599,067
	VBG Group AB, Class B	3,664	76,901
	Vitec Software Group AB, Class B	1,818	85,817
	Vitrolife AB	7,276	272,634
	Volvo AB, Class A	26,969	678,622
	Volvo AB, Class B	195,670	4,778,373
#	Wallenstam AB, Class B	5,314	82,125
#	Wihlborgs Fastigheter AB	7,467	152,641

TOTAL SWEDEN			130,587,002

SWITZERLAND — (6.5%)
	ABB, Ltd.	85,737	2,784,922
	Adecco Group AG	71,597	4,852,813
*	Alcon, Inc.	45,985	3,468,649
*	Alcon, Inc.	33,230	2,495,930
	Allreal Holding AG	16,566	3,353,028
	ALSO Holding AG	7,329	2,216,587
*	APG SGA SA	783	187,481
#	Arbonia AG	40,611	703,157
*	Aryzta AG	983,489	1,108,622
*	Ascom Holding AG	14,613	228,983
*	Autoneum Holding AG	3,254	628,905
	Bachem Holding AG, Class B	1,376	698,562
	Baloise Holding AG	27,155	4,591,736
	Banque Cantonale de Geneve	1,622	285,963
	Banque Cantonale Vaudoise	20,340	2,073,591
	Barry Callebaut AG	410	905,240
	Belimo Holding AG	3,600	1,436,673
	Bell Food Group AG	2,481	775,644
	Bellevue Group AG	10,612	449,939
	Berner Kantonalbank AG	5,066	1,184,729
	BKW AG	5,950	666,361
*	Bobst Group SA	9,691	644,355
	Bossard Holding AG, Class A	6,794	1,633,465
	Bucher Industries AG	7,508	3,940,326
	Burckhardt Compression Holding AG	955	342,947
	Burkhalter Holding AG	2,283	181,529
	Bystronic AG	1,460	1,784,528
	Calida Holding AG	4,273	167,607
*	Carlo Gavazzi Holding AG	371	88,841
	Cembra Money Bank AG	27,958	3,040,082
#	Chocoladefabriken Lindt & Spruengli AG	7	692,076
	Cicor Technologies, Ltd.	1,805	100,340
	Cie Financiere Richemont SA	37,519	3,850,454
	Cie Financiere Tradition SA	1,314	169,059
#	Clariant AG	214,149	4,485,646
	Coltene Holding AG	4,044	572,367
	Comet Holding AG	875	224,361
*	COSMO Pharmaceuticals NV	1,579	152,151

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Credit Suisse Group AG	164,338	$1,722,258
#	Credit Suisse Group AG, Sponsored ADR	205,612	2,173,315
	Daetwyler Holding AG	2,098	680,853
	DKSH Holding AG	39,733	3,197,484
	dormakaba Holding AG	1,607	1,056,014
#*	Dufry AG	36,916	2,429,394
#	EFG International AG	164,502	1,437,694
	Emmi AG	2,346	2,436,422
	EMS-Chemie Holding AG	835	779,649
	Energiedienst Holding AG	1,651	63,283
#*	Evolva Holding SA	335,938	70,110
#*	Feintool International Holding AG	1,967	140,249
*	Flughafen Zurich AG	15,335	2,758,470
	Forbo Holding AG	826	1,581,988
	Galenica AG	30,946	2,094,317
*	GAM Holding AG	141,610	366,939
	Geberit AG	3,368	2,216,171
	Georg Fischer AG	4,182	5,863,890
	Givaudan SA	466	1,952,621
	Gurit Holding AG	392	1,019,039
	Helvetia Holding AG	26,681	3,207,717
	Hiag Immobilien Holding AG	1,074	124,647
*	HOCHDORF Holding AG	837	55,895
	Huber & Suhner AG	16,084	1,290,833
*	Implenia AG	16,861	491,456
*	Ina Invest Holding AG	3,371	70,035
	Inficon Holding AG	1,281	1,370,369
	Interroll Holding AG	568	1,941,309
	Intershop Holding AG	491	328,509
	Investis Holding SA	925	98,051
	Julius Baer Group, Ltd.	99,709	6,275,428
*	Jungfraubahn Holding AG	3,075	464,062
	Kardex Holding AG	5,933	1,224,742
#*	Komax Holding AG	3,885	932,117
#	Kudelski SA	29,355	136,074
#	Kuehne + Nagel International AG	4,892	1,462,683
	LafargeHolcim, Ltd.	86,588	5,343,146
	LafargeHolcim, Ltd.	28,089	1,732,745
	Landis+Gyr Group AG	23,146	1,604,455
*	Lastminute.com NV	3,078	129,683
	LEM Holding SA	284	531,846
	Liechtensteinische Landesbank AG	15,182	898,410
	Logitech International SA	22,187	2,469,509
	Lonza Group AG	4,338	2,757,728
	Luzerner Kantonalbank AG	3,223	1,522,001
*	Meier Tobler Group AG	5,366	94,350
	Metall Zug AG	190	411,860
*	Meyer Burger Technology AG	395,364	184,269
*	Mikron Holding AG	4,766	33,403
	Mobilezone Holding AG	27,329	342,017
	Mobimo Holding AG	8,667	2,754,122
	Nestle SA	126,847	15,136,740
	Novartis AG, Sponsored ADR	70,669	6,023,826
	Novartis AG	26,754	2,283,089
	OC Oerlikon Corp. AG	150,757	1,763,087
*	Orascom Development Holding AG	10,410	116,319
#	Orell Fuessli AG	184	22,464
	Orior AG	6,068	555,765
	Partners Group Holding AG	1,784	2,541,249

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Peach Property Group AG	554	$31,289
	Phoenix Mecano AG	622	317,403
	Plazza AG, Class A	757	266,154
	PSP Swiss Property AG	6,756	833,665
*	Rieter Holding AG	3,078	473,907
	Roche Holding AG 711038901	934	304,629
	Romande Energie Holding SA	77	108,794
	Schaffner Holding AG	381	107,181
	Schindler Holding AG	2,586	719,546
	Schweiter Technologies AG	1,082	1,756,668
*	Sensirion Holding AG	4,612	314,947
	SFS Group AG	17,673	2,278,043
	SGS SA	364	1,077,040
	Siegfried Holding AG	3,927	3,611,526
	SIG Combibloc Group AG	198,730	4,871,089
	Sika AG	16,775	5,010,064
*	Sonova Holding AG	3,691	1,092,905
	St Galler Kantonalbank AG	2,827	1,323,624
#	Straumann Holding AG	77	110,046
	Sulzer AG	16,925	1,928,190
	Swatch Group AG (The)	13,143	4,028,415
	Swatch Group AG (The)	17,789	1,067,084
	Swiss Life Holding AG	8,356	4,071,306
#	Swiss Prime Site AG	48,702	4,739,643
	Swiss Re AG	44,362	4,118,617
#*	Swiss Steel Holding AG	449,892	154,903
	Swisscom AG	8,588	4,662,843
	Swissquote Group Holding SA	15,093	2,266,358
	Tecan Group AG	2,990	1,456,984
	Temenos AG	11,645	1,712,046
	Thurgauer Kantonalbank	690	80,131
#*	Tornos Holding AG	5,138	35,732
*	TX Group AG	2,451	188,641
	u-blox Holding AG	5,295	363,028
	UBS Group AG	200,304	3,058,762
*	UBS Group AG	156,997	2,400,484
	Valiant Holding AG	12,712	1,409,398
*	Valora Holding AG	4,254	892,651
	Varia US Properties AG	523	22,006
	VAT Group AG	9,825	2,805,667
	Vaudoise Assurances Holding SA	1,091	581,807
	Vetropack Holding AG	10,541	637,846
	Vifor Pharma AG	14,889	2,145,850
*	Von Roll Holding AG	8,846	7,464
	Vontobel Holding AG	44,883	3,377,987
	VP Bank AG	3,915	493,341
	VZ Holding AG	9,565	823,612
*	V-ZUG Holding AG	1,900	262,519
	Walliser Kantonalbank	1,247	146,166
	Warteck Invest AG	32	83,741
	Ypsomed Holding AG	3,233	518,952
	Zehnder Group AG	10,509	847,634
	Zug Estates Holding AG, Class B	246	534,827
	Zuger Kantonalbank AG	73	549,934
	Zurich Insurance Group AG	14,535	5,963,107

TOTAL SWITZERLAND			242,980,015

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (13.2%)
	3i Group P.L.C.	79,240	$1,403,482
*	4imprint Group P.L.C.	8,121	263,542
	888 Holdings P.L.C.	181,616	1,071,252
*	A.G. Barr P.L.C.	66,866	469,587
	Admiral Group P.L.C.	25,512	1,102,342
*	Afren P.L.C.	449,270	0
	Aggreko P.L.C.	219,744	2,618,219
	AJ Bell P.L.C.	41,138	252,392
	Alliance Pharma P.L.C.	174,269	231,070
*	Allied Minds P.L.C.	36,703	11,933
	Anglo American P.L.C.	60,227	2,553,650
	Anglo Pacific Group P.L.C.	95,643	183,555
	Anglo-Eastern Plantations P.L.C.	5,452	49,120
	Antofagasta P.L.C.	50,056	1,289,449
*	AO World P.L.C.	3,473	13,355
*	Arrow Global Group P.L.C.	177,996	749,199
*	Ascential P.L.C.	173,458	833,715
#	Ashmore Group P.L.C.	145,682	805,233
	Ashtead Group P.L.C.	83,267	5,349,981
*	ASOS P.L.C.	13,541	976,182
*	Associated British Foods P.L.C.	25,421	811,110
*	Aston Martin Lagonda Global Holdings P.L.C.	850	22,769
*	Auto Trader Group P.L.C.	189,965	1,495,517
	Avast P.L.C.	5,659	37,334
	AVEVA Group P.L.C.	3,356	161,294
	Aviva P.L.C.	1,051,807	5,814,962
	Avon Rubber P.L.C.	21,764	996,624
	B&M European Value Retail SA	337,744	2,640,127
*	Babcock International Group P.L.C.	494,042	1,966,360
	BAE Systems P.L.C.	220,942	1,543,331
	Bakkavor Group P.L.C.	23,751	43,565
*	Balfour Beatty P.L.C.	390,891	1,685,071
*	Bank of Georgia Group P.L.C.	39,753	561,004
	Barclays P.L.C., Sponsored ADR	449,799	4,304,576
	Barclays P.L.C.	833,914	2,018,880
	Barratt Developments P.L.C.	341,627	3,642,507
*	Beazley P.L.C.	260,616	1,218,315
	Begbies Traynor Group P.L.C.	23,992	39,415
	Bellway P.L.C.	66,641	3,324,390
	Berkeley Group Holdings P.L.C.	19,585	1,251,648
#	BHP Group P.L.C., ADR	67,738	4,098,149
*	Biffa P.L.C.	145,859	557,173
	Bloomsbury Publishing P.L.C.	50,401	209,966
	Bodycote P.L.C.	179,347	1,873,282
*	Boohoo Group P.L.C.	207,345	973,124
	BP P.L.C., Sponsored ADR	193,575	4,870,351
	BP P.L.C.	2,030,060	8,498,532
*	Braemar Shipping Services P.L.C.	15,684	47,438
	Brewin Dolphin Holdings P.L.C.	255,441	1,200,166
	British American Tobacco P.L.C., Sponsored ADR	7,962	298,655
	British American Tobacco P.L.C.	154,373	5,727,755
	Britvic P.L.C.	193,215	2,357,953
*	BT Group P.L.C.	3,790,698	8,646,365
	Bunzl P.L.C.	29,104	935,775
*	Burberry Group P.L.C.	29,279	833,376
*	Burford Capital, Ltd.	69,102	913,896
*	C&C Group P.L.C.	259,286	1,061,169
	Cairn Energy P.L.C.	483,434	1,133,684
*	Capita P.L.C.	648,576	391,468
*	Card Factory P.L.C.	249,676	298,249

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	CareTech Holdings P.L.C.	48,296	$374,892
*	Carnival P.L.C.	17,005	397,519
#*	Carnival P.L.C., ADR	4,899	117,135
	Carr’s Group P.L.C.	10,633	22,903
	Castings P.L.C.	9,986	52,134
	Centamin P.L.C.	1,175,120	1,742,523
*	Centaur Media P.L.C.	24,139	14,238
	Central Asia Metals P.L.C.	50,043	192,115
*	Centrica P.L.C.	4,038,376	3,160,988
	Chemring Group P.L.C.	212,059	770,186
	Chesnara P.L.C.	74,404	283,705
#*	Cineworld Group P.L.C.	812,302	1,085,833
#*	Circassia Group P.L.C.	36,010	17,372
	Clarkson P.L.C.	22,442	941,010
	Clinigen Group P.L.C.	75,986	895,880
	Clipper Logistics P.L.C.	10,561	100,359
	Close Brothers Group P.L.C.	96,860	2,124,613
	CLS Holdings P.L.C.	40,437	138,991
	CMC Markets P.L.C.	91,464	617,907
	CNH Industrial NV	18,151	270,856
	Coats Group P.L.C.	597,473	481,923
	Coca-Cola HBC AG	31,360	1,083,861
*	Compass Group P.L.C.	49,467	1,076,118
	Computacenter P.L.C.	61,493	2,274,472
	ContourGlobal P.L.C.	6,320	17,480
	ConvaTec Group P.L.C.	390,851	1,177,824
*	Costain Group P.L.C.	143,300	116,792
*	Countryside Properties P.L.C.	251,147	1,799,944
	Cranswick P.L.C.	30,099	1,552,584
*	Crest Nicholson Holdings P.L.C.	292,324	1,650,379
	Croda International P.L.C.	20,197	1,886,755
*	CVS Group P.L.C.	14,981	461,950
	Daily Mail & General Trust P.L.C., Class A	63,324	786,325
	DCC P.L.C.	2,327	201,911
*	De La Rue P.L.C.	48,430	118,732
#*	Debenhams P.L.C.	2,335,023	0
	Devro P.L.C.	164,604	466,067
*	DFS Furniture P.L.C.	73,949	271,504
	Diageo P.L.C., Sponsored ADR	2,322	416,451
*	Dialight P.L.C.	11,223	43,885
#*	Dignity P.L.C.	18,727	182,359
	Diploma P.L.C.	81,772	3,237,286
	Direct Line Insurance Group P.L.C.	492,662	1,938,483
	DiscoverIE Group P.L.C.	57,635	620,864
	Diversified Gas & Oil P.L.C.	322,312	543,006
*	Dixons Carphone P.L.C.	1,166,476	2,244,969
	Domino’s Pizza Group P.L.C.	202,025	1,065,893
	dotdigital group P.L.C.	27,407	71,922
	Drax Group P.L.C.	452,646	2,557,419
	DS Smith P.L.C.	555,186	3,227,071
	Dunelm Group P.L.C.	58,420	1,189,740
*	easyJet P.L.C.	131,968	1,886,725
	Electrocomponents P.L.C.	307,730	4,529,242
*	Elementis P.L.C.	559,831	1,156,637
	EMIS Group P.L.C.	37,849	640,829
*	EnQuest P.L.C.	775,300	180,892
*	Entain P.L.C.	158,735	3,710,686
*	Epwin Group P.L.C.	20,620	30,043
*	Equiniti Group P.L.C.	324,964	785,282

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Esken, Ltd.	179,523	$89,160
	Essentra P.L.C.	199,994	878,511
	Euromoney Institutional Investor P.L.C.	53,895	739,812
	Evraz P.L.C.	92,690	822,005
	Experian P.L.C.	52,061	2,007,032
	FDM Group Holdings P.L.C.	24,921	352,181
	Ferguson P.L.C.	15,967	2,013,808
	Ferrexpo P.L.C.	371,543	2,250,486
	Fevertree Drinks P.L.C.	1,483	51,402
*	First Derivatives P.L.C.	637	25,735
*	Firstgroup P.L.C.	1,380,755	1,420,006
*	Forterra P.L.C.	26,562	107,205
*	Foxtons Group P.L.C.	184,772	160,698
*	Frasers Group P.L.C.	245,013	1,743,089
	Fresnillo P.L.C.	11,378	129,380
*	Frontier Developments P.L.C.	1,251	55,723
*	Fuller Smith & Turner P.L.C., Class A	8,312	102,204
*	Funding Circle Holdings P.L.C.	4,666	9,897
	Future P.L.C.	4,954	161,409
	Galliford Try Holdings P.L.C.	93,014	161,183
	Games Workshop Group P.L.C.	18,463	2,766,462
	Gamesys Group P.L.C.	25,675	687,453
	Gamma Communications P.L.C.	11,686	294,125
*	Gem Diamonds, Ltd.	187,716	179,840
	Genel Energy P.L.C.	158,881	357,671
	Genus P.L.C.	10,850	762,015
*	Georgia Capital P.L.C.	30,764	239,198
#	GlaxoSmithKline P.L.C., Sponsored ADR	77,488	2,893,402
	GlaxoSmithKline P.L.C.	16,968	313,564
	Glencore P.L.C.	919,409	3,745,141
*	Go-Ahead Group P.L.C. (The)	45,314	763,474
	Grafton Group P.L.C.	152,989	2,520,383
	Grainger P.L.C.	305,870	1,207,487
*	Greencore Group P.L.C.	463,890	1,017,937
*	Greggs P.L.C.	109,352	3,568,062
*	Gulf Keystone Petroleum, Ltd.	211,119	517,624
*	Gym Group P.L.C. (The)	52,794	191,477
	H&T Group P.L.C.	2,599	10,654
*	Halfords Group P.L.C.	242,686	1,262,161
	Halma P.L.C.	36,528	1,305,240
*	Harbour Energy P.L.C.	903,090	254,047
	Hargreaves Lansdown P.L.C.	31,344	744,158
*	Hays P.L.C.	831,499	1,876,811
*	Headlam Group P.L.C.	39,397	250,274
	Helical P.L.C.	131,806	771,446
*	Helios Towers P.L.C.	19,042	45,087
	Henry Boot P.L.C.	36,616	138,849
	Hikma Pharmaceuticals P.L.C.	25,999	876,144
	Hill & Smith Holdings P.L.C.	74,079	1,506,413
	Hilton Food Group P.L.C.	19,828	337,407
*	Hiscox, Ltd.	101,137	1,132,064
	Hochschild Mining P.L.C.	267,038	684,978
*	Hollywood Bowl Group P.L.C.	39,371	129,234
	HomeServe P.L.C.	115,256	1,741,816
*	Howden Joinery Group P.L.C.	314,734	3,516,048
	HSBC Holdings P.L.C.	160,618	1,002,852
#	HSBC Holdings P.L.C., Sponsored ADR	320,826	10,016,188
*	HSS Hire Group P.L.C.	43,916	12,739
	Hunting P.L.C.	139,025	471,732

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Hyve Group P.L.C.	100,061	$165,892
	Ibstock P.L.C.	337,935	1,030,354
	IG Group Holdings P.L.C.	185,355	2,344,916
	IMI P.L.C.	164,140	3,606,912
	Impax Asset Management Group P.L.C.	11,846	164,140
	Imperial Brands P.L.C.	119,510	2,491,008
*	Inchcape P.L.C.	463,838	5,006,538
*	Indivior P.L.C.	677,711	1,428,452
*	Informa P.L.C.	127,431	990,535
	IntegraFin Holdings P.L.C.	30,815	239,017
*	InterContinental Hotels Group P.L.C., ADR.	4,801	341,380
*	InterContinental Hotels Group P.L.C.	7,890	560,721
	Intermediate Capital Group P.L.C.	13,571	409,703
*	International Consolidated Airlines Group SA	96,420	270,391
*	International Personal Finance P.L.C.	201,729	355,301
#*	Interserve P.L.C.	462,402	0
	Intertek Group P.L.C.	21,290	1,804,737
	Investec P.L.C.	295,370	1,188,539
	iomart Group P.L.C.	21,345	81,678
*	IP Group P.L.C.	898,090	1,592,063
*	IQE P.L.C.	108,119	87,330
*	ITV P.L.C.	1,883,666	3,148,289
*	IWG P.L.C.	457,454	2,316,159
*	J D Wetherspoon P.L.C.	74,190	1,369,833
	J Sainsbury P.L.C.	1,144,272	3,758,354
	James Fisher & Sons P.L.C.	33,654	483,217
	James Halstead P.L.C.	3,697	25,831
*	JD Sports Fashion P.L.C.	106,582	1,351,939
*	JET2 P.L.C.	86,338	1,780,846
	John Laing Group P.L.C.	327,755	1,390,660
*	John Menzies P.L.C.	41,277	188,581
*	John Wood Group P.L.C.	509,590	1,981,166
	Johnson Matthey P.L.C.	76,989	3,454,833
*	Johnson Service Group P.L.C.	126,967	273,451
	JTC P.L.C.	4,950	46,064
	Jupiter Fund Management P.L.C.	430,542	1,536,797
#*	Just Eat Takeaway.com NV	1,432	147,959
*	Just Eat Takeaway.com NV	4,349	450,731
*	Just Group P.L.C.	1,047,216	1,574,423
	Kainos Group P.L.C.	43,100	909,714
	Keller Group P.L.C.	88,069	1,006,415
#*	Kier Group P.L.C.	146,792	178,464
*	Kin & Carta P.L.C.	109,862	268,648
*	Kingfisher P.L.C.	1,314,662	6,490,041
*	Lamprell P.L.C.	208,486	181,316
	Lancashire Holdings, Ltd.	120,765	1,183,964
	Legal & General Group P.L.C.	453,177	1,701,492
*	Liberty Global P.L.C., Class A	12,962	348,678
*	Liberty Global P.L.C., Class C	31,782	860,021
	Liontrust Asset Management P.L.C.	8,791	196,427
	Lloyds Banking Group P.L.C.	7,117,813	4,463,434
	Lloyds Banking Group P.L.C., ADR	464,511	1,156,632
	London Stock Exchange Group P.L.C.	6,844	699,258
*	Lookers P.L.C.	248,660	227,709
*	LSL Property Services P.L.C.	36,412	206,378
	Luceco P.L.C.	7,552	33,457
	M&G P.L.C.	1,352,385	4,059,338
	Macfarlane Group P.L.C.	38,710	61,991
	Man Group P.L.C.	889,645	2,067,984

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Marks & Spencer Group P.L.C.	1,527,320	$3,331,923
*	Marshalls P.L.C.	166,424	1,671,005
*	Marston’s P.L.C.	694,415	928,411
	McBride P.L.C.	155,514	201,962
*	Mears Group P.L.C.	103,068	277,618
*	Mediclinic International P.L.C.	425,851	1,804,379
*	Meggitt P.L.C.	232,174	1,493,531
	Melrose Industries P.L.C.	1,396,421	3,143,613
	Micro Focus International P.L.C., Sponsored ADR.	27,626	194,765
	Micro Focus International P.L.C.	146,767	1,046,864
*	Midwich Group P.L.C.	1,516	9,964
*	Mitchells & Butlers P.L.C.	269,314	1,172,269
*	Mitie Group P.L.C.	841,211	720,535
	MJ Gleeson P.L.C.	12,801	152,080
	Mondi P.L.C.	94,607	2,567,987
	Moneysupermarket.com Group P.L.C.	276,883	1,044,170
	Morgan Advanced Materials P.L.C.	268,050	1,095,879
	Morgan Sindall Group P.L.C.	37,370	1,188,233
	Mortgage Advice Bureau Holdings, Ltd.	759	12,044
*	Motorpoint group P.L.C.	16,362	58,778
*	N Brown Group P.L.C.	170,573	154,136
*	Naked Wines P.L.C.	22,129	257,193
*	National Express Group P.L.C.	326,417	1,348,613
	Natwest Group P.L.C.	992,323	2,692,979
	Natwest Group P.L.C., Sponsored ADR	46,608	252,149
	NCC Group P.L.C.	153,476	575,672
*	Next Fifteen Communications Group P.L.C.	9,797	118,784
*	Next P.L.C.	12,595	1,357,315
	Ninety One P.L.C.	162,343	548,664
*	NMC Health P.L.C.	3,427	1,234
*	Norcros P.L.C.	33,409	135,611
	Numis Corp. P.L.C.	30,521	160,595
*	On the Beach Group P.L.C.	95,956	548,295
	OSB Group P.L.C.	166,875	1,104,915
	Oxford Instruments P.L.C.	40,733	1,224,028
*	Pagegroup P.L.C.	231,065	1,787,803
	Pan African Resources P.L.C.	38,205	9,643
	Paragon Banking Group P.L.C.	319,412	2,075,277
*	Parkmead Group P.L.C. (The)	27,786	16,697
	PayPoint P.L.C.	44,988	372,605
	Pearson P.L.C.	110,820	1,271,334
	Pearson P.L.C., Sponsored ADR	76,824	883,476
*	Pendragon P.L.C.	1,498,088	375,497
	Pennon Group P.L.C.	74,552	1,064,895
	Persimmon P.L.C.	39,922	1,727,047
*	Petrofac, Ltd.	158,324	287,609
*	Petropavlovsk P.L.C.	2,970,905	1,053,228
	Pets at Home Group P.L.C.	418,995	2,571,195
*	Pharos Energy P.L.C.	242,538	88,570
	Phoenix Group Holdings P.L.C.	328,239	3,219,953
*	Photo-Me International P.L.C.	267,503	256,691
*	Playtech P.L.C.	228,110	1,465,525
	Plus500, Ltd.	79,430	1,557,197
	Polar Capital Holdings P.L.C.	8,349	88,438
	Polypipe Group P.L.C.	145,012	1,131,502
	Porvair P.L.C.	5,901	48,290
*	PPHE Hotel Group, Ltd.	3,390	79,656
*	Premier Foods P.L.C.	1,516,790	2,043,215
*	Provident Financial P.L.C.	114,010	385,550

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Prudential P.L.C., ADR	2,030	$86,194
	Prudential P.L.C.	25,712	544,433
*	PureTech Health P.L.C.	51,734	296,503
	PZ Cussons P.L.C.	211,344	770,431
	QinetiQ Group P.L.C.	218,543	1,001,734
	Quilter P.L.C.	576,245	1,301,426
*	Rank Group P.L.C.	148,414	399,517
	Rathbone Brothers P.L.C.	29,264	684,181
*	Raven Property Group, Ltd.	36,393	14,025
*	Reach P.L.C.	740,087	2,247,725
	Reckitt Benckiser Group P.L.C.	18,830	1,676,578
	Redde Northgate P.L.C.	231,361	1,163,697
	Redrow P.L.C.	242,463	2,314,389
	RELX P.L.C., Sponsored ADR	35,523	926,440
	RELX P.L.C.	1,141	29,690
	Renew Holdings P.L.C.	1,669	14,407
*	Renewi P.L.C.	857,207	603,176
	Renishaw P.L.C.	9,484	818,877
*	Renold P.L.C.	12,120	4,170
	Rentokil Initial P.L.C.	263,331	1,819,951
*	Restaurant Group P.L.C. (The)	391,897	649,260
	Rhi Magnesita NV	7,622	479,985
	Rhi Magnesita NV	10,660	668,337
	Ricardo P.L.C.	35,937	208,308
	Rightmove P.L.C.	179,160	1,518,778
	Rio Tinto P.L.C.	5,471	458,235
#	Rio Tinto P.L.C., Sponsored ADR	73,351	6,239,236
	RM P.L.C.	21,947	68,942
	Robert Walters P.L.C.	33,331	310,697
*	Rolls-Royce Holdings P.L.C.	427,366	618,487
	Rotork P.L.C.	476,961	2,266,995
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	301,345	10,791,164
	Royal Dutch Shell P.L.C., Class B	74,667	1,336,066
*	Royal Mail P.L.C.	918,004	6,289,408
*	RPS Group P.L.C.	189,098	229,935
	RSA Insurance Group P.L.C.	95,325	897,761
	RWS Holdings P.L.C.	74,224	704,074
	Sabre Insurance Group P.L.C.	18,819	67,628
*	Saga P.L.C.	74,272	391,043
	Sage Group P.L.C. (The)	105,369	928,365
	Sanne Group P.L.C.	3,771	33,678
	Savills P.L.C.	123,010	2,026,938
	Schroders P.L.C.	11,345	565,247
	Schroders P.L.C.	4,379	159,264
*	ScS Group P.L.C.	3,189	12,238
	Secure Trust Bank P.L.C.	460	7,334
*	Senior P.L.C.	341,631	510,900
*	Serco Group P.L.C.	149,076	288,603
	Serica Energy P.L.C.	34,338	56,320
	Severfield P.L.C.	95,528	103,493
	Severn Trent P.L.C.	20,628	706,102
*	SIG P.L.C.	449,991	307,456
*	Signature Aviation P.L.C.	477,885	2,667,232
	Smart Metering Systems P.L.C.	32,593	365,366
#	Smith & Nephew P.L.C., Sponsored ADR	6,168	266,273
	Smith & Nephew P.L.C.	40,935	885,987
	Smiths Group P.L.C.	39,969	897,637
	Softcat P.L.C.	85,111	2,253,504
	Spectris P.L.C.	39,036	1,753,493

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Speedy Hire P.L.C.	374,994	$394,847
	Spirax-Sarco Engineering P.L.C.	13,079	2,134,805
*	Spire Healthcare Group P.L.C.	301,858	833,488
	Spirent Communications P.L.C.	298,956	1,058,309
	SSE P.L.C.	144,102	2,921,455
*	SSP Group P.L.C.	338,060	1,495,806
	St James’s Place P.L.C.	121,396	2,283,258
	St. Modwen Properties P.L.C.	285,035	1,709,573
*	Stagecoach Group P.L.C.	202,756	251,724
	Standard Chartered P.L.C.	631,178	4,528,032
	Standard Life Aberdeen P.L.C.	1,072,476	4,109,986
*	SThree P.L.C.	84,180	466,527
	Stock Spirits Group P.L.C.	117,640	443,858
	Strix Group P.L.C.	10,709	41,638
*	Studio Retail Group P.L.C.	41,980	173,799
*	Superdry P.L.C.	66,727	259,005
	Synthomer P.L.C.	306,803	2,154,512
	Tate & Lyle P.L.C.	278,416	3,079,994
	Taylor Wimpey P.L.C.	1,200,593	2,978,303
*	TBC Bank Group P.L.C.	26,107	351,056
#*	Ted Baker P.L.C.	41,473	94,101
	Telecom Plus P.L.C.	53,037	952,770
*	Telit Communications P.L.C.	4,128	11,571
*	TEN Entertainment Group P.L.C.	4,386	14,321
	Tesco P.L.C.	896,708	2,737,259
*	Thomas Cook Group P.L.C.	850,887	0
	TI Fluid Systems P.L.C.	78,905	323,936
*	Topps Tiles P.L.C.	105,193	101,493
	TP ICAP Group P.L.C.	620,624	2,037,729
*	Travis Perkins P.L.C.	216,587	4,599,286
*	Trifast P.L.C.	53,698	118,760
	TT Electronics P.L.C.	100,427	330,317
#*	TUI AG	175,835	1,050,547
#*	Tullow Oil P.L.C.	1,347,157	1,005,286
	Tyman P.L.C.	37,939	221,333
*	U & I Group P.L.C.	131,215	172,217
	UDG Healthcare P.L.C.	101,956	1,206,635
	Ultra Electronics Holdings P.L.C.	58,429	1,632,393
	Unilever P.L.C., Sponsored ADR	9,677	568,233
	United Utilities Group P.L.C.	34,058	455,553
*	Vectura Group P.L.C.	400,473	622,637
*	Vertu Motors P.L.C.	177,200	111,298
	Vesuvius P.L.C.	205,981	1,529,536
	Victrex P.L.C.	30,654	994,053
*	Virgin Money UK P.L.C.	594,087	1,640,769
	Vistry Group P.L.C.	116,853	1,997,462
	Vitec Group P.L.C. (The)	12,223	237,180
	Vivo Energy P.L.C.	159,413	220,302
	Vodafone Group P.L.C.	145,247	274,110
#	Vodafone Group P.L.C., Sponsored ADR	137,989	2,614,895
	Volex P.L.C.	27,147	127,448
	Vp P.L.C.	1,659	19,022
*	Watches of Switzerland Group P.L.C.	25,007	253,211
	Watkin Jones P.L.C.	58,999	193,104
*	Weir Group P.L.C. (The)	142,272	3,765,432
*	WH Smith P.L.C.	56,421	1,409,746
*	Whitbread P.L.C.	75,614	3,390,020
*	Wickes Group P.L.C.	242,688	837,743
	Wincanton P.L.C.	41,710	250,394

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Wm Morrison Supermarkets P.L.C.	1,071,069	$2,572,366
	WPP P.L.C.	104,858	1,413,708
#*	Xaar P.L.C.	62,087	153,300
	XP Power, Ltd.	6,054	424,563
*	Young & Co’s Brewery P.L.C., Class A	1,363	26,090

TOTAL UNITED KINGDOM			493,417,234

UNITED STATES — (0.1%)
*	Arko Corp.	10,268	105,966
	Ovintiv, Inc.	46,769	1,118,281
*	Samsonite International SA	1,114,800	2,063,191

TOTAL UNITED STATES			3,287,438

TOTAL COMMON STOCKS			3,533,547,806

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	11,102	909,279
	Biotest AG	11,540	407,833
	Draegerwerk AG & Co., KGaA	8,555	798,610
	Fuchs Petrolub SE	35,829	1,907,874
	Henkel AG & Co. KGaA	5,107	586,639
	Jungheinrich AG	31,493	1,647,568
	Porsche Automobil Holding SE	33,026	3,481,483
	Sartorius AG	4,869	2,747,188
	Sixt SE	11,719	966,808
	STO SE & Co., KGaA	1,710	324,290
	Villeroy & Boch AG	8,449	179,822
	Volkswagen AG	26,356	6,862,034

TOTAL GERMANY			20,819,428

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	14,098	0

CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	10,911	44,384
*	Pan American Silver Corp. Rights 02/22/29	212,979	187,422
*	Pan American Silver Corp. Rights 02/22/29	122,913	108,163

TOTAL CANADA			339,969

FRANCE — (0.0%)
*	Euronext NV Rights 05/10/21	23,689	277,681

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	926,726	0

SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	75,038	32,045
#*	Credit Suisse Group AG Rights 05/06/21	164,338	0

TOTAL SWITZERLAND			32,045

TOTAL RIGHTS/WARRANTS			649,695

TOTAL INVESTMENT SECURITIES (Cost $2,539,755,442)			3,555,016,929

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	16,277,595	$188,331,775

TOTAL INVESTMENTS — (100.0%) (Cost $2,728,068,478)		$3,743,348,704

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$227,868	$235,712,707	—	$235,940,575
Austria	—	26,236,821	—	26,236,821
Belgium	1,341,264	42,934,106	—	44,275,370
Canada	379,941,515	1,064,671	—	381,006,186
China	—	435,042	—	435,042
Denmark	—	95,289,334	—	95,289,334
Finland	—	62,758,238	—	62,758,238
France	350,932	255,015,592	—	255,366,524
Germany	8,439,460	223,645,206	—	232,084,666
Hong Kong	386,111	83,570,992	—	83,957,103
Ireland	15,162,257	15,245,915	—	30,408,172
Israel	2,170,669	31,818,299	—	33,988,968
Italy	6,074,037	104,245,436	—	110,319,473
Japan	14,771,336	766,294,187	—	781,065,523
Netherlands	12,090,489	118,562,024	—	130,652,513
New Zealand	11,421	18,786,692	—	18,798,113
Norway	474,628	33,643,943	—	34,118,571
Portugal	—	7,043,911	—	7,043,911
Singapore	—	30,389,711	—	30,389,711
Spain	3,771,659	65,369,644	—	69,141,303
Sweden	231,631	130,355,371	—	130,587,002
Switzerland	15,523,258	227,456,757	—	242,980,015
United Kingdom	53,523,739	439,893,495	—	493,417,234
United States	1,118,281	2,169,157	—	3,287,438
Preferred Stocks
Germany	—	20,819,428	—	20,819,428
Rights/Warrants
Canada	—	339,969	—	339,969
France	—	277,681	—	277,681
Switzerland	—	32,045	—	32,045
Securities Lending Collateral	—	188,331,775	—	188,331,775

TOTAL	$515,610,555	$3,227,738,149	—	$3,743,348,704

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.0%)
AUSTRALIA — (5.3%)
*	A2B Australia, Ltd.	25,878	$25,482
	Accent Group, Ltd.	81,685	184,737
	Adbri, Ltd.	73,673	182,053
*	Alliance Aviation Services, Ltd.	13,679	44,258
	Alumina, Ltd.	104,514	138,489
*	AMA Group, Ltd.	60,371	25,716
	AMP, Ltd.	720,370	618,616
	Ansell, Ltd.	16,779	545,826
*	Ardent Leisure Group, Ltd.	13,661	9,032
	AUB Group, Ltd.	13,490	211,731
	Aurelia Metals, Ltd.	102,338	32,942
	Aurizon Holdings, Ltd.	269,336	774,871
	Austal, Ltd.	102,435	190,089
	Austin Engineering, Ltd.	60,306	6,730
*	Australian Agricultural Co., Ltd.	71,429	63,213
	Australian Pharmaceutical Industries, Ltd.	118,673	108,254
*	Australian Strategic Materials, Ltd.	11,239	41,375
	Australian Vintage, Ltd.	55,331	31,493
	Auswide Bank, Ltd.	2,788	13,759
	AVJennings, Ltd.	21,750	9,055
	Bank of Queensland, Ltd.	143,238	992,733
	Bapcor, Ltd.	55,304	328,720
	Base Resources, Ltd.	147,181	31,194
	Beach Energy, Ltd.	321,397	311,520
	Bega Cheese, Ltd.	38,123	187,539
	Bell Financial Group, Ltd.	35,130	48,714
	Bendigo & Adelaide Bank, Ltd.	148,589	1,178,971
	Bingo Industries, Ltd.	102,500	269,225
	BlueScope Steel, Ltd.	117,966	1,950,173
*	Boral, Ltd.	353,036	1,681,511
	Bravura Solutions, Ltd.	21,519	46,603
	Brickworks, Ltd.	20,482	319,736
	BWX, Ltd.	18,426	66,607
	Capitol Health, Ltd.	80,135	23,135
	Cardno, Ltd.	77,867	47,418
	Cash Converters International, Ltd.	185,464	32,930
*	Catapult Group International, Ltd.	23,132	36,432
	Cedar Woods Properties, Ltd.	18,857	106,480
	Challenger, Ltd.	112,313	440,861
	Cleanaway Waste Management, Ltd.	407,020	892,318
*	ClearView Wealth, Ltd.	3,322	1,290
*	Collection House, Ltd.	26,152	4,434
*	Cooper Energy, Ltd.	312,489	58,673
*	Corporate Travel Management, Ltd.	8,754	124,061
	Costa Group Holdings, Ltd.	64,804	232,460
	Credit Corp. Group, Ltd.	8,429	187,560
*	Crown Resorts, Ltd.	72,403	679,913
	CSR, Ltd.	102,646	471,411
*	Dacian Gold, Ltd.	35,809	9,745
*	Decmil Group, Ltd.	26,126	10,869
*	Domain Holdings Australia, Ltd.	52,665	205,512
	Downer EDI, Ltd.	132,626	572,935
	Earlypay, Ltd.	19,476	6,288
*	Eclipx Group, Ltd.	61,114	89,414
	Elanor Investor Group	7,740	10,035

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Elders, Ltd.	20,822	$195,117
*	Emeco Holdings, Ltd.	50,555	36,869
	Enero Group, Ltd.	4,778	11,796
	EQT Holdings, Ltd.	4,779	90,038
*	Estia Health, Ltd.	63,584	120,167
	EVENT Hospitality and Entertainment, Ltd.	17,248	169,361
	Evolution Mining, Ltd.	92,088	326,065
	Finbar Group, Ltd.	16,583	10,441
	Fleetwood, Ltd.	20,567	40,138
*	Flight Centre Travel Group, Ltd.	9,004	115,432
*	Freedom Foods Group, Ltd.	28,032	8,831
	G8 Education, Ltd.	201,393	154,686
	Genworth Mortgage Insurance Australia, Ltd.	70,577	148,244
	Gold Road Resources, Ltd.	72,242	70,634
	GrainCorp, Ltd., Class A	50,444	198,468
	GWA Group, Ltd.	29,922	68,891
	Hansen Technologies, Ltd.	22,551	98,871
	Harvey Norman Holdings, Ltd.	107,795	437,289
	Healius, Ltd.	129,863	412,997
	Helloworld Travel, Ltd.	5,910	8,451
*	HT&E, Ltd.	48,748	67,154
*	Humm Group, Ltd.	54,044	37,046
*	Huon Aquaculture Group, Ltd.	6,856	13,291
	IGO, Ltd.	138,594	791,931
	Iluka Resources, Ltd.	21,477	127,298
*	Incitec Pivot, Ltd.	550,502	1,117,469
	Intega Group, Ltd.	77,867	30,481
	IOOF Holdings, Ltd.	128,806	361,793
*	Japara Healthcare, Ltd.	61,133	47,505
	Juno Minerals, Ltd.	18,480	1,162
	Jupiter Mines, Ltd.	301,697	78,755
	Link Administration Holdings, Ltd.	110,117	421,925
*	Lynas Rare Earths, Ltd.	92,625	390,052
	MACA, Ltd.	85,857	60,916
	Macmahon Holdings, Ltd.	268,775	39,258
*	Mayne Pharma Group, Ltd.	404,418	125,707
	McMillan Shakespeare, Ltd.	5,966	50,950
	McPherson’s, Ltd.	13,297	15,635
	Medusa Mining, Ltd.	76,973	47,446
*	Metals X, Ltd.	140,780	25,275
	Metcash, Ltd.	171,340	469,420
	Michael Hill International, Ltd.	12,726	8,109
	Mineral Resources, Ltd.	9,253	337,924
	Monadelphous Group, Ltd.	14,090	137,762
	Monash IVF Group, Ltd.	81,202	53,408
	Money3 Corp., Ltd.	40,091	96,048
	Mount Gibson Iron, Ltd.	63,201	44,945
*	Myer Holdings, Ltd.	241,875	58,538
	MyState, Ltd.	19,616	66,293
	Navigator Global Investments, Ltd.	25,565	29,990
	New Hope Corp., Ltd.	90,451	80,783
*	NEXTDC, Ltd.	6,215	55,272
	Nine Entertainment Co. Holdings, Ltd.	366,679	806,723
	NRW Holdings, Ltd.	79,987	119,210
*	Nufarm, Ltd.	69,779	280,082
	Oil Search, Ltd.	280,846	811,195
	OM Holdings, Ltd.	28,351	20,208
	Omni Bridgeway, Ltd.	17,545	50,846
*	oOh!media, Ltd.	101,101	132,775

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Orica, Ltd.	41,689	$434,031
	Origin Energy, Ltd.	257,433	823,163
*	Orocobre, Ltd.	38,073	196,082
	Orora, Ltd.	167,128	408,930
	OZ Minerals, Ltd.	93,280	1,701,809
	Pact Group Holdings, Ltd.	19,104	53,432
	Peet, Ltd.	63,144	59,645
	Pendal Group, Ltd.	47,485	269,346
	Perenti Global, Ltd.	179,324	150,117
	Perpetual, Ltd.	10,197	271,773
*	Perseus Mining, Ltd.	282,700	264,595
	Premier Investments, Ltd.	24,711	500,407
	Propel Funeral Partners, Ltd.	9,764	23,664
*	Qantas Airways, Ltd.	91,832	348,326
	Qube Holdings, Ltd.	279,897	648,108
	Ramelius Resources, Ltd.	80,058	103,797
	Regis Resources, Ltd.	12,007	23,937
*	Reject Shop, Ltd. (The)	5,847	27,193
	Reliance Worldwide Corp., Ltd.	110,296	418,062
*	Resolute Mining, Ltd.	247,450	92,019
*	Ridley Corp., Ltd.	59,215	48,672
	Sandfire Resources, Ltd.	38,140	195,190
	SeaLink Travel Group, Ltd.	921	7,152
	Select Harvests, Ltd.	25,199	119,116
	Senex Energy, Ltd.	43,644	104,959
	Servcorp, Ltd.	9,721	26,536
	Service Stream, Ltd.	44,392	35,050
	SG Fleet Group, Ltd.	17,725	41,506
	Shaver Shop Group, Ltd.	17,609	14,338
	Sigma Healthcare, Ltd.	198,428	91,467
*	Silver Lake Resources, Ltd.	219,062	291,531
	Sims, Ltd.	38,162	462,657
	Southern Cross Electrical Engineering, Ltd.	15,526	6,012
*	Southern Cross Media Group, Ltd.	69,754	100,025
*	Speedcast International, Ltd.	40,831	0
	SRG Global, Ltd.	67,640	23,344
	St Barbara, Ltd.	112,592	159,138
*	Star Entertainment Grp, Ltd. (The)	186,498	570,412
	Steadfast Group, Ltd.	135,991	436,290
	Sunland Group, Ltd.	37,093	67,215
	Super Retail Group, Ltd.	37,069	340,474
*	Superloop, Ltd.	55,252	44,128
	Tabcorp Holdings, Ltd.	464,914	1,772,648
	Tassal Group, Ltd.	58,211	165,524
	Treasury Wine Estates, Ltd.	4,289	33,146
	Tribune Resources, Ltd.	2,830	11,369
*	Tuas, Ltd.	29,329	14,275
	United Malt Grp, Ltd.	57,748	203,147
	Virtus Health, Ltd.	19,783	86,982
	Vita Group, Ltd.	30,083	19,168
	Viva Energy Group, Ltd.	123,200	185,001
*	Vocus Group, Ltd.	149,537	630,341
*	Webjet, Ltd.	46,700	178,369
	Western Areas, Ltd.	87,370	154,575
*	Westgold Resources, Ltd.	71,484	118,056
*	Whitehaven Coal, Ltd.	205,118	200,821
	Worley, Ltd.	68,218	566,065

TOTAL AUSTRALIA			39,491,642

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (0.9%)
	Agrana Beteiligungs AG	3,056	$66,117
*	ams AG	45,490	788,716
	BAWAG Group AG	12,520	675,362
*	Erste Group Bank AG	35,387	1,257,734
	EVN AG	8,148	185,934
	OMV AG	7,058	346,960
*	POLYTEC Holding AG	3,462	45,142
*	Porr AG	1,672	31,759
	Raiffeisen Bank International AG	46,243	1,010,299
	Strabag SE	3,802	150,863
	UNIQA Insurance Group AG	33,078	265,504
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,748	261,338
	voestalpine AG	34,921	1,515,023
	Zumtobel Group AG	2,953	29,925

TOTAL AUSTRIA			6,630,676

BELGIUM — (1.0%)
	Ackermans & van Haaren NV	4,921	786,840
	Ageas SA	33,189	2,007,265
*	AGFA-Gevaert NV	43,676	215,027
*	Akka Technologies	2,832	80,935
	Atenor	660	48,093
	Banque Nationale de Belgique	33	73,202
	Bekaert SA	8,217	360,771
*	Cie d’Entreprises CFE	1,496	151,478
*	Deceuninck NV	15,841	53,519
	D’ieteren SA	5,147	558,875
	Econocom Group SA	20,571	82,290
	Euronav NV	42,244	364,115
*	EVS Broadcast Equipment SA	2,144	45,355
*	Exmar NV	8,225	34,565
	Gimv NV	5,192	325,854
*	Greenyard NV	3,045	31,792
	Immobel SA	1,012	79,849
*	Jensen-Group NV	937	31,859
*	Ontex Group NV	16,041	209,078
	Orange Belgium SA	3,040	80,340
	Picanol	480	44,426
	Proximus SADP	25,804	549,753
	Recticel SA	10,448	159,452
*	Sipef NV	1,474	83,551
	Solvay SA	6,156	782,812
	TER Beke SA	38	5,261
*	Tessenderlo Group SA	5,297	226,065
	Titan Cement International SA	6,516	133,423
	Van de Velde NV	471	14,423
	VGP NV	79	13,790
	Viohalco SA	1,948	11,831

TOTAL BELGIUM			7,645,889

BRAZIL — (1.0%)
*	Alliar Medicos A Frente SA	8,300	13,507
*	Anima Holding SA	38,436	76,560
*	Banco ABC Brasil SA	432	1,170
*	BK Brasil Operacao e Assessoria a Restaurantes SA	23,900	43,558
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	11,921	75,603
*	BRF SA	102,300	391,531
	Camil Alimentos SA	30,200	55,652

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	CCR SA	9,900	$21,943
	Cia Brasileira de Distribuicao	28,519	213,838
	Cia de Locacao das Americas	58,260	282,824
	Cia Hering	12,800	64,612
	Cielo SA	199,768	126,877
*	Cogna Educacao	334,586	238,372
	Construtora Tenda SA	22,584	107,680
	CSU Cardsystem SA	11,000	53,197
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	42,324	183,335
	Dimed SA Distribuidora da Medicamentos	7,900	28,738
	Direcional Engenharia SA	24,900	58,674
	Duratex SA	87,395	381,304
*	Embraer SA	74,689	211,745
*	Embraer SA, Sponsored ADR	13,637	150,689
	Enauta Participacoes SA	13,600	38,031
	Even Construtora e Incorporadora SA	37,197	66,149
	Ez Tec Empreendimentos e Participacoes SA	12,335	73,369
	Fras-Le SA	7,200	15,601
*	Gafisa SA	27,314	22,929
	Grendene SA	73,400	110,396
	Guararapes Confeccoes SA	24,500	75,682
*	Helbor Empreendimentos SA	11,820	18,279
	Hypera SA	28,912	184,477
	Iguatemi Empresa de Shopping Centers SA	13,300	90,102
	Industrias Romi SA	4,783	28,758
*	International Meal Co. Alimentacao SA, Class A	52,337	36,034
	Iochpe-Maxion SA	24,626	61,700
	IRB Brasil Resseguros SA	96,241	107,898
	JHSF Participacoes SA	39,476	49,635
	Kepler Weber SA	7,900	72,935
	M Dias Branco SA	11,078	54,288
	Mahle-Metal Leve SA	9,500	46,223
	Marcopolo SA	31,900	14,681
*	Marisa Lojas SA	8,732	8,616
*	Mills Estruturas e Servicos de Engenharia SA	27,900	41,449
	Movida Participacoes SA	18,376	56,934
	MRV Engenharia e Participacoes SA	71,100	227,094
	Multiplan Empreendimentos Imobiliarios SA	30,400	128,885
*	Petro Rio SA	21,021	354,397
	Porto Seguro SA	18,884	171,630
	Portobello SA	25,600	56,318
	Positivo Tecnologia SA	18,900	39,073
	Santos Brasil Participacoes SA	37,300	48,479
	Sao Carlos Empreendimentos e Participacoes SA	3,700	25,679
	Sao Martinho SA	36,952	212,037
	Sendas Distribuidora SA	28,519	424,684
	Ser Educacional SA	13,793	32,730
	SLC Agricola SA	26,745	240,220
	Smiles Fidelidade SA	8,300	32,744
	Sul America SA	24,401	146,935
*	Tecnisa SA	7,380	11,141
	TIM SA	114,485	256,914
	Trisul SA	15,300	27,293
*	Tupy SA	18,296	78,882
	Ultrapar Participacoes SA	61,797	240,155
	Unipar Carbocloro SA	2,916	39,284
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,000	102,459
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,559	32,799

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Vulcabras Azaleia SA	17,600	$24,624
	YDUQS Participacoes SA	36,600	197,148

TOTAL BRAZIL			7,207,179

CANADA — (8.1%)
*	5N Plus, Inc.	8,500	28,491
	Acadian Timber Corp.	3,300	54,501
*	Advantage Oil & Gas, Ltd.	43,500	115,372
	Aecon Group, Inc.	14,609	221,782
	AG Growth International, Inc.	2,000	70,130
	AGF Management, Ltd., Class B	22,400	138,502
*	Air Canada	12,653	254,985
	Alamos Gold, Inc., Class A	103,310	827,892
	Alamos Gold, Inc., Class A	1,380	11,040
	Alaris Equity Partners Income	11,300	156,379
	Algoma Central Corp.	2,700	37,145
	AltaGas, Ltd.	65,573	1,225,409
	Altius Minerals Corp.	5,700	77,629
	Andrew Peller, Ltd., Class A	3,700	34,136
	ARC Resources, Ltd.	184,502	1,160,314
*	Argonaut Gold, Inc.	50,107	110,067
*	ATS Automation Tooling Systems, Inc.	3,400	82,016
*	AutoCanada, Inc.	6,478	249,602
	B2Gold Corp.	16,602	79,690
	Birchcliff Energy, Ltd.	79,334	201,377
*	Black Diamond Group, Ltd.	9,300	29,886
*	BlackBerry, Ltd. 09228F103	84,656	747,512
	Cameco Corp. 13321L108	24,071	404,633
	Cameco Corp. 13321L959	60,565	1,017,999
	Canaccord Genuity Group, Inc.	15,895	153,241
	Canacol Energy, Ltd.	21,949	61,964
	Canadian Tire Corp., Ltd., Class A	7,611	1,213,153
	Canadian Western Bank	25,124	690,877
*	Canfor Corp.	13,400	334,687
	Canfor Pulp Products, Inc.	8,800	64,435
	CanWel Building Materials Group, Ltd.	15,457	122,107
*	Capstone Mining Corp.	118,700	530,174
	Cascades, Inc.	27,037	317,190
*	Celestica, Inc.	15,058	125,433
*	Celestica, Inc.	14,941	124,473
	Cenovus Energy, Inc.	41,522	323,285
	Cenovus Energy, Inc.	178,012	1,383,153
	Centerra Gold, Inc.	52,346	482,938
	Cervus Equipment Corp.	2,400	32,491
	CES Energy Solutions Corp.	77,075	101,584
	China Gold International Resources Corp., Ltd.	61,049	187,247
	CI Financial Corp.	5,100	81,988
	Cogeco Communications, Inc.	2,321	220,459
	Cogeco, Inc.	1,100	86,432
*	Colabor Group, Inc.	12,300	11,208
*	Copper Mountain Mining Corp.	45,910	153,139
	Corus Entertainment, Inc., Class B	42,879	205,124
	Crescent Point Energy Corp.	108,306	427,356
	Dexterra Group, Inc.	11,120	54,372
*	Dorel Industries, Inc., Class B	8,800	88,347
	DREAM Unlimited Corp., Class A	10,700	199,610
	Dundee Precious Metals, Inc.	49,900	359,285
	Dynacor Gold Mines, Inc.	5,700	11,269
	ECN Capital Corp.	78,797	528,241

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	E-L Financial Corp., Ltd.	400	$305,902
*	Eldorado Gold Corp.	40,242	397,464
	Element Fleet Management Corp.	116,683	1,428,694
	Empire Co., Ltd., Class A	21,665	681,421
	Endeavour Mining Corp.	28,875	601,163
	Enerflex, Ltd.	26,929	179,651
	Enerplus Corp.	62,163	334,294
	Ensign Energy Services, Inc.	38,662	35,543
*	Equinox Gold Corp.	10,284	83,166
	Equitable Group, Inc.	2,653	287,952
	Exchange Income Corp.	1,500	47,020
	Exco Technologies, Ltd.	7,000	61,107
*	EXFO, Inc.	7,100	26,398
	Fairfax Financial Holdings, Ltd.	4,683	2,139,592
	Fiera Capital Corp.	9,080	80,595
	Finning International, Inc.	23,985	624,236
	First Quantum Minerals, Ltd.	149,128	3,437,169
*	Fortuna Silver Mines, Inc.	40,777	245,495
	Frontera Energy Corp.	8,265	42,497
*	Galiano Gold, Inc.	46,170	59,349
	George Weston, Ltd.	800	70,637
	Gildan Activewear, Inc.	15,598	541,095
*	GoldMoney, Inc.	8,400	19,955
*	Gran Tierra Energy, Inc.	122,760	81,897
	Hardwoods Distribution, Inc.	1,900	54,937
*	Heroux-Devtek, Inc.	6,600	88,598
	High Liner Foods, Inc.	6,800	73,745
	HLS Therapeutics, Inc.	1,200	18,989
*	Home Capital Group, Inc.	16,933	447,588
	Hudbay Minerals, Inc.	63,353	473,157
*	i-80 Gold Corp.	20,913	41,855
	iA Financial Corp., Inc.	19,844	1,117,522
*	IAMGOLD Corp.	128,872	402,610
	IGM Financial, Inc.	10,536	376,130
	Imperial Oil, Ltd.	13,171	381,300
	Inter Pipeline, Ltd.	56,121	818,198
*	Interfor Corp.	15,644	415,807
*	Intertain Group, Ltd. (The)	3,800	35,864
*	Kelt Exploration, Ltd.	39,890	88,598
	Keyera Corp.	33,191	759,060
	Kinross Gold Corp.	147,235	1,036,149
	Kinross Gold Corp.	15,197	106,987
	Kirkland Lake Gold, Ltd.	900	33,354
	KP Tissue, Inc.	3,200	26,295
*	Largo Resources, Ltd.	1,900	33,234
	Lassonde Industries, Inc., Class A	500	79,718
	Laurentian Bank of Canada	12,495	432,443
	Leon’s Furniture, Ltd.	6,700	120,084
*	Lightstream Resources, Ltd.	32,000	0
	Linamar Corp.	11,026	646,140
*	Lucara Diamond Corp.	52,116	33,496
	Lundin Mining Corp.	149,714	1,808,773
	Magellan Aerospace Corp.	4,179	36,039
*	Major Drilling Group International, Inc.	25,700	145,943
	Maple Leaf Foods, Inc.	8,200	189,264
	Martinrea International, Inc.	21,337	231,745
*	Mav Beauty Brands, Inc.	2,700	11,884
*	MDF Commerce, Inc.	2,900	31,379
	Medical Facilities Corp.	7,992	47,530

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	MEG Energy Corp.	55,409	$306,087
	Melcor Developments, Ltd.	4,500	47,667
	Methanex Corp.	6,800	248,289
	Methanex Corp.	2,792	102,075
*	MTY Food Group, Inc.	2,400	100,948
	Mullen Group, Ltd.	26,838	294,112
*	New Gold, Inc.	163,375	268,492
	North American Construction Group, Ltd.	5,300	71,391
*	NuVista Energy, Ltd.	38,400	72,479
*	OceanaGold Corp.	171,419	285,896
	Onex Corp.	17,729	1,186,934
	Osisko Gold Royalties, Ltd.	20,381	246,068
	Pan American Silver Corp.	10,485	333,633
*	Paramount Resources, Ltd., Class A	16,672	155,167
*	Parex Resources, Inc.	30,636	577,003
	Park Lawn Corp.	6,223	171,884
	Pason Systems, Inc.	15,200	116,243
	Peyto Exploration & Development Corp.	41,697	181,830
	PHX Energy Services Corp.	11,400	32,369
	Pizza Pizza Royalty Corp.	7,500	65,838
	Polaris Infrastructure, Inc.	6,400	103,772
*	Precision Drilling Corp.	4,380	112,462
*	Pretium Resources, Inc.	35,160	369,292
	Primo Water Corp. 74167P959	36,100	603,258
	Quarterhill, Inc.	34,899	72,969
	Recipe Unlimited Corp.	1,300	20,360
	Rogers Sugar, Inc.	21,100	95,445
	Russel Metals, Inc.	13,098	300,290
*	Sandstorm Gold, Ltd.	13,800	102,396
	Secure Energy Services, Inc.	45,410	153,688
	Shaw Communications, Inc., Class B	49,246	1,424,687
	ShawCor, Ltd.	19,761	93,729
	Sienna Senior Living, Inc.	10,900	129,826
*	Sierra Wireless, Inc.	9,362	142,050
	Sleep Country Canada Holdings, Inc.	3,300	93,296
	SNC-Lavalin Group, Inc.	24,669	551,723
	SSR Mining, Inc.	45,730	725,854
	SSR Mining, Inc.	2,000	31,720
	Stantec, Inc.	4,300	201,330
	Stella-Jones, Inc.	8,509	355,825
*	Storm Resources, Ltd.	23,000	59,505
	Superior Plus Corp.	30,934	378,008
*	Tamarack Valley Energy, Ltd.	61,000	127,543
*	Taseko Mines, Ltd.	51,903	103,878
	Teck Resources, Ltd., Class B	76,113	1,611,312
	Tidewater Midstream and Infrastructure, Ltd.	79,505	67,917
	Timbercreek Financial Corp.	19,632	145,345
	TMX Group, Ltd.	4,789	527,739
*	Torex Gold Resources, Inc.	19,551	236,683
*	Total Energy Services, Inc.	13,332	42,301
	Tourmaline Oil Corp.	65,693	1,417,385
	TransAlta Corp. 89346D958	85,610	841,369
	Transcontinental, Inc., Class A	19,296	365,465
*	TransGlobe Energy Corp.	24,100	38,234
*	Trican Well Service, Ltd.	70,475	120,981
*	Turquoise Hill Resources, Ltd.	10,890	191,773
*	Turquoise Hill Resources, Ltd.	8,931	157,089
	Uni-Select, Inc.	12,250	135,740
	Vermilion Energy, Inc.	29,347	217,748

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	VersaBank	3,835	$46,894
	Wajax Corp.	6,900	113,676
	West Fraser Timber Co., Ltd.	15,631	1,206,835
	West Fraser Timber Co., Ltd.	3,645	281,868
	Western Forest Products, Inc.	106,255	183,265
	Westshore Terminals Investment Corp.	7,400	120,770
	Whitecap Resources, Inc.	137,065	599,933
	Winpak, Ltd.	2,712	94,169
	Yamana Gold, Inc.	273,095	1,250,885

TOTAL CANADA			59,701,145

CHILE — (0.1%)
	Camanchaca SA	88,923	7,609
	CAP SA	11,785	210,088
	Cencosud SA	37,378	77,598
*	Cia Sud Americana de Vapores SA	4,147,054	250,902
	Clinica Las Condes SA	742	33,408
	Empresa Nacional de Telecomunicaciones SA	9,779	54,913
	Grupo Security SA	170,532	35,269
	Inversiones Aguas Metropolitanas SA	44,611	34,334
	Inversiones La Construccion SA	3,485	23,399
	Itau CorpBanca Chile SA	18,222,290	62,046
	Itau CorpBanca Chile SA, ADR	900	4,635
	PAZ Corp. SA	7,807	7,239
	Ripley Corp. SA	146,339	46,741
	Salfacorp SA	78,027	54,014
	Sigdo Koppers SA	17,276	20,904
	SMU SA	65,564	9,413
	Sociedad Matriz SAAM SA	862,403	68,679
	Socovesa SA	37,323	12,603
	SONDA SA	34,230	21,721

TOTAL CHILE			1,035,515

CHINA — (8.3%)
*	3SBio, Inc.	173,500	164,014
	AAC Technologies Holdings, Inc.	92,000	510,708
	AAG Energy Holdings, Ltd.	149,000	26,051
*	Advanced Technology & Materials Co., Ltd., Class A	23,600	26,041
	Agile Group Holdings, Ltd.	338,000	528,015
	Air China, Ltd., Class H	324,000	256,183
*	Alpha Group, Class A	23,900	22,495
*	Aluminum Corp. of China, Ltd., Class H	930,000	480,564
	Angang Steel Co., Ltd., Class H	334,200	229,748
	Anhui Construction Engineering Group Co., Ltd., Class A	36,100	22,454
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	84,200	108,797
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,300	17,722
	Anhui Xinhua Media Co., Ltd., Class A	51,300	38,155
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	11,700	19,228
#*	Anton Oilfield Services Group	432,000	27,070
	APT Satellite Holdings, Ltd.	81,000	26,195
	Asia Cement China Holdings Corp.	100,500	103,117
	AsiaInfo Technologies, Ltd.	19,600	31,495
	Avic Heavy Machinery Co., Ltd., Class A	5,500	15,000
#*	AVIC International Holding HK, Ltd.	846,000	13,702
	AviChina Industry & Technology Co., Ltd., Class H	532,000	341,390
	BAIC Motor Corp., Ltd., Class H	320,500	115,875
	Bank of Changsha Co., Ltd., Class A	15,100	20,998
	Bank of Chengdu Co., Ltd., Class A	21,500	39,563

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Chongqing Co., Ltd., Class H	124,500	$83,567
	Bank of Tianjin Co., Ltd., Class H	63,000	27,832
	Bank of Zhengzhou Co., Ltd., Class H	30,800	7,999
*	Baoye Group Co., Ltd., Class H	46,000	23,989
	BBMG Corp., Class H	521,000	107,078
	Beijing Capital Co., Ltd., Class A	57,590	26,408
	Beijing Capital Development Co., Ltd., Class A	82,700	71,351
	Beijing Capital International Airport Co., Ltd., Class H	420,000	304,880
	Beijing Capital Land, Ltd., Class H	387,999	51,840
*	Beijing Energy International Holding Co., Ltd.	574,000	18,456
*	Beijing Enterprises Clean Energy Group, Ltd.	2,900,000	41,901
	Beijing Enterprises Holdings, Ltd.	125,000	407,749
	Beijing Enterprises Water Group, Ltd.	1,018,000	388,810
*	Beijing Gas Blue Sky Holdings, Ltd.	824,000	12,305
*	Beijing Jetsen Technology Co., Ltd., Class A	40,700	21,753
	Beijing North Star Co., Ltd., Class H	266,000	48,880
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	28,700	16,210
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	10,800	14,458
	Beijing Originwater Technology Co., Ltd., Class A	32,200	34,929
*	Beijing Shougang Co., Ltd., Class A	34,501	26,809
	Beijing SL Pharmaceutical Co., Ltd., Class A	5,700	10,465
	Beijing Thunisoft Corp., Ltd., Class A	7,700	21,237
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	83,000	23,742
	Beijing Yanjing Brewery Co., Ltd., Class A	21,089	24,055
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	15,200	21,395
	Bestsun Energy Co., Ltd., Class A	22,800	17,032
	Better Life Commercial Chain Share Co., Ltd., Class A	9,100	10,640
	Binhai Investment Co., Ltd.	52,000	10,036
	Blue Sail Medical Co., Ltd., Class A	6,000	21,813
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	23,800	22,680
*	Bohai Leasing Co., Ltd., Class A	39,800	12,720
	Bosideng International Holdings, Ltd.	220,000	111,583
	Brilliance China Automotive Holdings, Ltd.	712,000	669,126
	BTG Hotels Group Co., Ltd., Class A	7,900	31,165
#*	CA Cultural Technology Group, Ltd.	63,000	23,985
	Cabbeen Fashion, Ltd.	48,000	16,743
*	Capital Environment Holdings, Ltd.	1,066,000	19,878
	Carrianna Group Holdings Co., Ltd.	118,000	8,055
	CECEP Solar Energy Co., Ltd., Class A	24,200	22,950
	CECEP Wind-Power Corp., Class A	52,500	30,376
	Central China Real Estate, Ltd.	166,000	91,305
*	CGN New Energy Holdings Co., Ltd.	292,000	71,109
	Chaowei Power Holdings, Ltd.	129,000	46,768
	Chengdu Hongqi Chain Co., Ltd., Class A	22,200	20,893
	China Aerospace International Holdings, Ltd.	540,000	45,726
	China Aerospace Times Electronics Co., Ltd., Class A	21,800	22,952
	China Aoyuan Group, Ltd.	256,000	265,675
	China Beststudy Education Group	30,000	9,490
*	China Boton Group Co., Ltd.	52,000	25,217
	China CAMC Engineering Co., Ltd., Class A	10,100	10,618
	China Cinda Asset Management Co., Ltd., Class H	2,690,000	528,760
	China Coal Energy Co., Ltd., Class H	460,000	248,791
	China Communications Services Corp., Ltd., Class H	316,000	136,643
	China Conch Venture Holdings, Ltd.	91,500	431,725
	China Development Bank Financial Leasing Co., Ltd., Class H	108,000	15,840
*	China Dili Group	200,800	55,844
	China Eastern Airlines Corp., Ltd., ADR	4,767	104,016

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Eastern Airlines Corp., Ltd., Class H	186,000	$81,469
	China Electronics Huada Technology Co., Ltd.	240,000	26,197
	China Electronics Optics Valley Union Holding Co., Ltd.	656,000	35,299
	China Energy Engineering Corp., Ltd., Class H	1,062,000	107,757
#	China Everbright Greentech, Ltd.	157,000	62,097
	China Everbright Water, Ltd.	62,444	12,890
	China Foods, Ltd.	162,000	67,448
	China Fortune Land Development Co., Ltd., Class A	42,200	36,307
	China Galaxy Securities Co., Ltd., Class H	431,000	256,157
	China Gezhouba Group Co., Ltd., Class A	53,500	58,736
*	China Glass Holdings, Ltd.	94,000	8,317
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	130,000	109,009
	China Harmony Auto Holding, Ltd.	209,500	102,257
	China High Speed Transmission Equipment Group Co., Ltd.	102,000	73,843
	China Hongqiao Group, Ltd.	381,500	602,155
#	China International Marine Containers Group Co., Ltd., Class H	129,480	243,315
	China Jinmao Holdings Group, Ltd.	664,000	251,550
	China Lesso Group Holdings, Ltd.	119,000	299,333
	China Lilang, Ltd.	89,000	59,242
*	China Maple Leaf Educational Systems, Ltd.	366,000	95,786
	China Medical System Holdings, Ltd.	164,000	378,796
	China Meheco Co., Ltd., Class A	9,200	18,210
	China Merchants Energy Shipping Co., Ltd., Class A	14,300	10,826
	China Merchants Land, Ltd.	330,000	48,316
	China Merchants Port Holdings Co., Ltd.	359,299	574,825
*	China Modern Dairy Holdings, Ltd.	635,000	159,499
	China National Accord Medicines Corp., Ltd., Class A	5,600	36,101
	China National Building Material Co., Ltd., Class H	918,200	1,325,965
	China National Medicines Corp., Ltd., Class A	13,000	73,857
	China New Higher Education Group, Ltd.	107,000	85,773
*	China Oil & Gas Group, Ltd.	1,120,000	61,992
	China Oilfield Services, Ltd., Class H	308,000	281,418
	China Overseas Grand Oceans Group, Ltd.	394,500	251,279
	China Railway Group, Ltd., Class H	334,000	172,439
	China Railway Signal & Communication Corp., Ltd., Class H	57,000	22,625
	China Reinsurance Group Corp., Class H	1,262,000	131,442
	China Renaissance Holdings, Ltd.	20,400	65,540
	China Resources Cement Holdings, Ltd.	500,000	544,662
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	10,600	19,669
	China Resources Medical Holdings Co., Ltd.	199,500	173,140
	China Resources Pharmaceutical Group, Ltd.	365,000	245,793
	China Sanjiang Fine Chemicals Co., Ltd.	169,000	79,257
	China SCE Group Holdings, Ltd.	458,000	214,307
*	China Shanshui Cement Group, Ltd.	270,000	72,478
*	China Shengmu Organic Milk, Ltd.	623,000	50,467
*	China Shuifa Singyes Energy Holdings, Ltd.	151,000	22,122
*	China Silver Group, Ltd.	182,000	21,222
	China South City Holdings, Ltd.	1,034,000	108,933
	China South Publishing & Media Group Co., Ltd., Class A	18,500	29,152
*	China Southern Airlines Co., Ltd., Class H	412,000	278,997
*	China Sunshine Paper Holdings Co., Ltd.	46,000	9,791
	China Taiping Insurance Holdings Co., Ltd.	406,000	751,541
#*	China Tianrui Group Cement Co., Ltd.	50,000	42,291
*	China Tianying, Inc., Class A	27,400	17,641
	China Traditional Chinese Medicine Holdings Co., Ltd.	530,000	302,616
*	China Travel International Investment Hong Kong, Ltd.	538,000	93,271
	China Vast Industrial Urban Development Co., Ltd.	95,000	37,002
	China West Construction Group Co., Ltd., Class A	13,900	17,958
	China XLX Fertiliser, Ltd.	112,000	52,445

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Yongda Automobiles Services Holdings, Ltd.	187,500	$339,018
*	China ZhengTong Auto Services Holdings, Ltd.	255,500	22,018
	China Zheshang Bank Co., Ltd., Class H	152,000	66,995
*	China Zhongwang Holdings, Ltd.	367,600	84,902
	Chinasoft International, Ltd.	450,000	504,034
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	17,583	29,989
	Chongqing Department Store Co., Ltd., Class A	4,700	23,359
	Chongqing Rural Commercial Bank Co., Ltd., Class H	615,000	260,615
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	18,200	19,147
	CIFI Holdings Group Co., Ltd.	418,779	374,152
	CIMC Enric Holdings, Ltd.	150,000	130,021
*	CITIC Guoan Information Industry Co., Ltd., Class A	61,500	18,978
*	CITIC Resources Holdings, Ltd.	702,000	35,159
#*	Citychamp Watch & Jewellery Group, Ltd.	196,000	42,411
*	CMST Development Co., Ltd., Class A	78,700	64,360
	COFCO Biotechnology Co., Ltd., Class A	24,800	34,744
#	Colour Life Services Group Co., Ltd.	85,346	36,173
	Comba Telecom Systems Holdings, Ltd.	62,000	15,982
	Concord New Energy Group, Ltd.	1,350,000	97,228
	Consun Pharmaceutical Group, Ltd.	68,000	40,030
*	Coolpad Group, Ltd.	512,000	30,773
	COSCO SHIPPING Development Co., Ltd., Class H	845,000	148,667
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	288,000	125,434
*	COSCO SHIPPING Holdings Co., Ltd., Class H	120,000	213,789
	CP Pokphand Co., Ltd.	1,350,000	169,990
	CPMC Holdings, Ltd.	145,000	82,109
	CSG Holding Co., Ltd., Class A	23,200	32,006
*	CT Environmental Group, Ltd.	532,000	4,370
	D&O Home Collection Co., Ltd., Class A	5,700	16,438
*	Da Ming International Holdings, Ltd.	72,000	27,471
	DaFa Properties Group, Ltd.	32,000	26,387
	Dare Power Dekor Home Co., Ltd., Class A	6,400	13,594
	Dashang Co., Ltd., Class A	12,618	40,993
	Dawnrays Pharmaceutical Holdings, Ltd.	184,000	37,527
	DBG Technology Co., Ltd., Class A	11,100	18,605
#	Dexin China Holdings Co., Ltd.	108,000	42,155
*	Differ Group Holding Co., Ltd.	346,000	41,817
	Digital China Group Co., Ltd., Class A	8,002	20,823
	Digital China Information Service Co., Ltd., Class A	10,300	21,755
	Dongfeng Motor Group Co., Ltd., Class H	388,000	337,209
	Dongjiang Environmental Co., Ltd., Class H	14,800	8,774
	Dongxing Securities Co., Ltd., Class A	24,600	39,078
	Dongyue Group, Ltd.	282,000	245,599
*	DouYu International Holdings, Ltd., ADR	14,089	128,351
*	Easysight Supply Chain Management Co., Ltd., Class A	6,200	5,665
	E-House China Enterprise Holdings, Ltd.	18,300	19,776
	Electric Connector Technology Co., Ltd., Class A	4,900	32,151
	ENN Natural Gas Co., Ltd., Class A	11,100	30,006
	Essex Bio-technology, Ltd.	20,000	14,415
	EVA Precision Industrial Holdings, Ltd.	164,000	15,797
*	Fangda Carbon New Material Co., Ltd., Class A	75,180	102,984
*	Fangda Special Steel Technology Co., Ltd., Class A	26,900	37,957
	Fanhua, Inc., Sponsored ADR	3,197	42,680
	Fantasia Holdings Group Co., Ltd.	432,000	55,430
	Far East Horizon, Ltd.	524,000	600,849
#*	FIH Mobile, Ltd.	833,000	117,595
	Financial Street Holdings Co., Ltd., Class A	67,200	64,272
	FinVolution Group, ADR	11,106	74,521
	Fosun International, Ltd.	606,000	870,295

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fufeng Group, Ltd.	367,000	$135,758
	Fujian Longking Co., Ltd., Class A	40,900	53,502
	Fujian Sunner Development Co., Ltd., Class A	13,100	53,381
*	Fullshare Holdings, Ltd.	2,040,000	42,811
	Gansu Qilianshan Cement Group Co., Ltd., Class A	7,600	15,384
	Gansu Shangfeng Cement Co., Ltd., Class A	7,600	22,633
#*	GCL-Poly Energy Holdings, Ltd.	3,045,000	776,171
	Gemdale Properties & Investment Corp., Ltd.	1,168,000	163,874
	Genertec Universal Medical Group Co., Ltd.	257,000	213,698
	Genimous Technology Co., Ltd., Class A	25,100	23,548
	GF Securities Co., Ltd., Class H	156,200	225,738
*	Global Top E-Commerce Co., Ltd., Class A	30,300	16,408
*	Glorious Property Holdings, Ltd.	64,000	1,994
*	Glory Sun Financial Group, Ltd.	284,000	9,466
	Golden Eagle Retail Group, Ltd.	10,000	8,990
	Golden Wheel Tiandi Holdings Co., Ltd.	110,000	7,627
	Goldlion Holdings, Ltd.	60,000	14,332
*	Grand Baoxin Auto Group, Ltd.	153,000	15,512
	Grandjoy Holdings Group Co., Ltd., Class A	67,200	37,850
	Greattown Holdings, Ltd., Class A	24,300	13,584
	Greatview Aseptic Packaging Co., Ltd.	145,000	71,642
	Greenland Hong Kong Holdings, Ltd.	219,000	76,136
	Greentown China Holdings, Ltd.	160,500	192,561
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	7,300	7,561
*	Guangdong HEC Technology Holding Co., Ltd., Class A	32,900	23,814
	Guangdong Tapai Group Co., Ltd., Class A	11,600	20,012
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,100	12,339
*	Guanghui Energy Co., Ltd., Class A	139,750	65,654
	Guangshen Railway Co., Ltd., Class H	366,000	73,396
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	39,700	18,254
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	22,000	59,210
	Guangzhou R&F Properties Co., Ltd., Class H	306,800	391,578
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	18,503	18,608
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	30,400	50,083
	Guorui Properties, Ltd.	215,000	11,075
*	Guosheng Financial Holding, Inc., Class A	16,000	26,327
	Guoyuan Securities Co., Ltd., Class A	62,010	73,461
*	Haichang Ocean Park Holdings, Ltd.	264,000	23,739
*	Hainan Meilan International Airport Co., Ltd., Class H	36,000	152,376
	Haitian International Holdings, Ltd.	77,000	313,281
	Haitong Securities Co., Ltd., Class H	343,600	307,275
*	Hand Enterprise Solutions Co., Ltd., Class A	15,300	15,173
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	30,400	20,670
	Harbin Bank Co., Ltd., Class H	258,000	32,731
*	Harbin Electric Co., Ltd., Class H	166,000	48,614
*	Harbin Pharmaceutical Group Co., Ltd., Class A	112,200	53,146
#*	HC Group, Inc.	168,000	23,414
	Health and Happiness H&H International Holdings, Ltd.	19,000	68,408
	Henan Pinggao Electric Co., Ltd., Class A	20,100	18,288
	Hengan International Group Co., Ltd.	76,000	491,141
*	Hesteel Co., Ltd., Class A	133,300	52,452
	Hisense Home Appliances Group Co., Ltd., Class H	90,000	151,363
	HKC Holdings, Ltd.	41,000	41,804
	Holitech Technology Co., Ltd., Class A	31,600	15,978
*	Honghua Group, Ltd.	573,000	17,922
	Honworld Group, Ltd.	49,000	19,366
	Hope Education Group Co., Ltd.	90,000	30,257
	Hopson Development Holdings, Ltd.	170,000	666,722
*	Hua Hong Semiconductor, Ltd.	97,000	603,412

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huafa Industrial Co., Ltd. Zhuhai, Class A	22,100	$21,447
	Huafon Microfibre Shanghai Technology Co., Ltd.	20,900	17,422
	Huafu Fashion Co., Ltd., Class A	27,700	24,997
	Huaxi Securities Co., Ltd., Class A	25,400	36,573
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	116,000	68,318
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	9,000	26,800
*	Hubei Kaile Science & Technology Co., Ltd., Class A	5,500	6,980
	Huishang Bank Corp., Ltd., Class H	173,800	57,254
	Hunan Gold Corp., Ltd., Class A	19,200	23,297
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	12,300	19,589
*	Hytera Communications Corp., Ltd., Class A	23,700	18,185
*	iDreamSky Technology Holdings, Ltd.	71,600	33,576
	IMAX China Holding, Inc.	6,200	14,601
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	6,500	18,761
	Inner Mongolia Yitai Coal Co., Ltd., Class H	28,300	18,650
*	Inspur International, Ltd.	72,000	23,508
#	Jiangnan Group, Ltd.	1,026,000	50,775
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	64,400	68,954
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	29,000	46,660
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	21,900	21,525
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	12,900	20,345
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	21,600	18,248
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	33,100	36,136
	Jiangsu Zhongtian Technology Co., Ltd., Class A	33,600	52,948
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	31,800	18,750
	Jiangxi Bank Co., Ltd., Class H	25,500	10,669
	Jiangxi Copper Co., Ltd., Class H	299,000	725,778
	Jiayuan International Group, Ltd.	217,418	100,078
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	30,868	10,639
	Jinduicheng Molybdenum Co., Ltd., Class A	20,700	18,403
	Jingrui Holdings, Ltd.	113,000	32,924
*	JinkoSolar Holding Co., Ltd., ADR	9,956	367,974
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	93,800	99,346
*	Jinneng Science&Technology Co., Ltd., Class A	5,500	15,659
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	15,700	35,572
*	Jointown Pharmaceutical Group Co., Ltd., Class A	15,600	40,815
	Joy City Property, Ltd.	934,000	57,669
	Ju Teng International Holdings, Ltd.	238,000	63,813
#	Kaisa Group Holdings, Ltd.	715,428	310,516
	Kaisa Prosperity Holdings, Ltd.	9,000	27,394
*	Kangda International Environmental Co., Ltd.	94,000	8,358
*	Kasen International Holdings, Ltd.	167,000	19,485
	Kinetic Mines and Energy, Ltd.	220,000	15,318
	Kingboard Holdings, Ltd.	160,500	947,826
	Kingboard Laminates Holdings, Ltd.	208,000	518,821
	Kingsoft Corp., Ltd.	77,000	543,284
	Konka Group Co., Ltd., Class A	21,700	21,537
	KPC Pharmaceuticals, Inc., Class A	16,600	23,905
	Kunlun Energy Co., Ltd.	926,000	990,109
	KWG Group Holdings, Ltd.	304,000	487,015
*	KWG Living Group Holdings, Ltd.	152,000	155,772
	Lao Feng Xiang Co., Ltd., Class A	2,200	18,743
*	Launch Tech Co., Ltd., Class H	62,500	32,130
	Lee & Man Chemical Co., Ltd.	50,000	26,665
	Lee & Man Paper Manufacturing, Ltd.	302,000	262,586
	Lee’s Pharmaceutical Holdings, Ltd.	48,000	29,617
	Legend Holdings Corp., Class H	106,600	174,297
	Lenovo Group, Ltd.	780,000	1,065,756
	Leo Group Co., Ltd., Class A	45,500	17,265

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	LexinFintech Holdings, Ltd., ADR	15,219	$138,341
	Leyard Optoelectronic Co., Ltd., Class A	16,500	18,213
*	Lianhua Supermarket Holdings Co., Ltd., Class H	70,000	10,431
	Liaoning Port Co., Ltd., Class H	284,000	30,339
*	Lifestyle China Group, Ltd.	194,000	32,316
	Livzon Pharmaceutical Group, Inc., Class H	21,800	101,762
	Logan Group Co., Ltd.	171,000	271,626
*	Long Well International Holdings, Ltd.	1,212,000	3,448
	Long Yuan Construction Group Co., Ltd., Class A	13,100	9,954
	Lonking Holdings, Ltd.	461,000	195,466
	Luoniushan Co., Ltd., Class A	14,800	18,957
	Luxi Chemical Group Co., Ltd., Class A	11,900	28,165
	Luye Pharma Group, Ltd.	327,500	198,210
	LVGEM China Real Estate Investment Co., Ltd.	210,000	59,610
	Maanshan Iron & Steel Co., Ltd., Class H	82,000	39,136
	Metallurgical Corp. of China, Ltd., Class H	685,000	160,941
	Minmetals Land, Ltd.	340,000	36,602
	Minsheng Education Group Co., Ltd.	54,000	9,482
	Minth Group, Ltd.	162,000	656,137
	MLS Co., Ltd., Class A	11,900	24,015
*	MMG, Ltd.	520,000	335,925
*	Mobvista, Inc.	10,000	11,453
	Modern Land China Co., Ltd.	247,600	25,747
	Momo, Inc., Sponsored ADR	20,139	295,238
*	Nan Hai Corp., Ltd.	1,800,000	13,227
*	Nanjing Sample Technology Co., Ltd., Class H	29,500	17,774
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	9,200	14,547
*	Nature Home Holding Co., Ltd.	88,000	12,857
	NetDragon Websoft Holdings, Ltd.	34,000	95,044
	New China Life Insurance Co., Ltd., Class H	59,200	227,429
*	New World Department Store China, Ltd.	124,000	21,054
	Newland Digital Technology Co., Ltd., Class A	9,700	20,875
	Nexteer Automotive Group, Ltd.	186,000	208,534
	Nine Dragons Paper Holdings, Ltd.	396,000	542,629
	Ningbo Huaxiang Electronic Co., Ltd., Class A	8,500	22,706
	Ningbo Joyson Electronic Corp., Class A	9,700	27,155
	Northeast Securities Co., Ltd., Class A	51,900	65,780
	Offshore Oil Engineering Co., Ltd., Class A	93,200	62,453
	OFILM Group Co., Ltd., Class A	22,900	29,876
	ORG Technology Co., Ltd., Class A	27,900	24,050
*	Orient Group, Inc., Class A	24,900	12,843
	Orient Securities Co., Ltd., Class H	90,400	57,331
	Oriental Pearl Group Co., Ltd., Class A	41,011	55,734
*	Ourpalm Co., Ltd., Class A	26,600	17,300
	Overseas Chinese Town Asia Holdings, Ltd.	50,000	10,481
	Pacific Online, Ltd.	71,000	17,784
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	69,400	23,858
	PCI-Suntek Technology Co., Ltd., Class A	18,500	18,058
	PICC Property & Casualty Co., Ltd., Class H	1,052,000	1,029,897
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	35,800	36,428
*	Polaris Bay Group Co., Ltd., Class A	6,800	9,719
	Poly Property Group Co., Ltd.	541,000	154,399
*	Pou Sheng International Holdings, Ltd.	447,000	108,627
	Powerlong Real Estate Holdings, Ltd.	329,000	345,869
	Prinx Chengshan Cayman Holding, Ltd.	10,000	11,959
	Qingdao Hanhe Cable Co., Ltd., Class A	35,600	20,276
	Qinhuangdao Port Co., Ltd., Class H	148,000	25,660
	Rainbow Digital Commercial Co., Ltd., Class A	15,000	16,014
*	Realcan Pharmaceutical Group Co., Ltd., Class A	29,300	19,581

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Red Star Macalline Group Corp., Ltd., Class H	131,120	$74,069
	Redco Properties Group, Ltd.	156,000	56,458
	Redsun Properties Group, Ltd.	28,000	9,358
	RiseSun Real Estate Development Co., Ltd., Class A	24,500	23,287
	Ronshine China Holdings, Ltd.	162,500	113,365
*	RYB Education, Inc., ADR	4,837	13,834
	Sailun Group Co., Ltd., Class A	31,600	49,174
	Sansteel Minguang Co., Ltd. Fujian, Class A	21,400	27,013
	Sany Heavy Equipment International Holdings Co., Ltd.	203,000	245,899
*	Saurer Intelligent Technology Co., Ltd., Class A	29,600	14,037
	Sealand Securities Co., Ltd., Class A	127,800	82,935
	Seazen Group, Ltd.	424,000	451,912
*	Secoo Holding, Ltd., ADR	6,799	16,658
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	58,616	50,074
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	8,800	31,014
	Shandong Chenming Paper Holdings, Ltd., Class H	93,000	80,448
	Shandong Humon Smelting Co., Ltd., Class A	11,000	20,475
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	5,800	21,506
	Shandong Linglong Tyre Co., Ltd., Class A	10,800	92,541
	Shandong Nanshan Aluminum Co., Ltd., Class A	123,500	72,639
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	28,600	17,699
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	49,000	13,907
	Shanghai AJ Group Co., Ltd., Class A	15,900	17,347
*	Shanghai Electric Group Co., Ltd., Class H	222,000	77,047
	Shanghai Environment Group Co., Ltd., Class A	11,300	19,311
	Shanghai Industrial Development Co., Ltd., Class A	59,300	42,984
	Shanghai Industrial Holdings, Ltd.	124,000	191,552
	Shanghai Industrial Urban Development Group, Ltd.	550,800	56,626
	Shanghai Jin Jiang Capital Co., Ltd., Class H	290,000	62,496
	Shanghai Kinetic Medical Co., Ltd., Class A	13,900	24,010
	Shanghai Maling Aquarius Co., Ltd., Class A	15,300	19,287
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	28,900	82,670
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	103,000	234,229
	Shanghai Shimao Co., Ltd., Class A	94,100	60,729
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	3,400	18,657
	Shanghai Tunnel Engineering Co., Ltd., Class A	53,000	43,111
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	9,000	19,476
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	17,100	31,029
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	119,730	103,879
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	19,600	17,609
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	99,100	136,799
	Shanxi Securities Co., Ltd., Class A	26,000	26,823
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	152,200	149,558
*	Shanying International Holding Co., Ltd., Class A	45,500	24,140
*	Shenghe Resources Holding Co., Ltd., Class A	19,100	48,617
#*	Shengjing Bank Co., Ltd., Class H	95,000	86,165
	Shenwan Hongyuan Group Co., Ltd., Class H	38,400	10,466
	Shenzhen Agricultural Products Group Co., Ltd., Class A	17,700	15,075
	Shenzhen Airport Co., Ltd., Class A	18,000	23,675
	Shenzhen Aisidi Co., Ltd., Class A	14,000	16,666
	Shenzhen Comix Group Co., Ltd., Class A	11,600	22,874
	Shenzhen Gongjin Electronics Co., Ltd., Class A	11,500	15,343
	Shenzhen International Holdings, Ltd.	226,852	377,075
	Shenzhen Investment, Ltd.	819,199	299,747
	Shenzhen Jinjia Group Co., Ltd., Class A	13,300	21,334
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	15,800	8,295
	Shenzhen Tagen Group Co., Ltd., Class A	12,900	12,317
	Shenzhen World Union Group, Inc., Class A	22,800	20,651
	Shenzhen Yinghe Technology Co., Ltd., Class A	7,100	18,452

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhenye Group Co., Ltd., Class A	14,700	$12,230
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	86,300	61,461
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	14,100	12,354
	Shimao Group Holdings, Ltd.	203,500	587,819
	Shougang Fushan Resources Group, Ltd.	483,728	126,315
	Shui On Land, Ltd.	943,500	155,243
*	Siasun Robot & Automation Co., Ltd., Class A	14,000	20,847
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	97,600	25,164
	Sichuan Languang Development Co., Ltd., Class A	26,500	15,903
	Sihuan Pharmaceutical Holdings Group, Ltd.	485,000	193,562
	Sinochem International Corp., Class A	58,300	50,167
	Sinofert Holdings, Ltd.	518,000	67,327
	Sinoma International Engineering Co., Class A	72,700	95,504
	Sino-Ocean Group Holding, Ltd.	583,000	129,514
	Sinopec Engineering Group Co., Ltd., Class H	312,500	192,902
	Sinopec Kantons Holdings, Ltd.	254,000	97,506
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	496,000	122,619
*	Sinosoft Technology Group, Ltd.	53,000	12,312
	Sinotrans, Ltd., Class H	538,000	245,588
	Sinotruk Hong Kong, Ltd.	128,500	315,739
	Skyfame Realty Holdings, Ltd.	304,000	38,298
	Skyworth Digital Co., Ltd., Class A	14,600	18,335
*	Skyworth Group, Ltd.	249,749	81,605
*	SOHO China, Ltd.	495,500	149,492
	SooChow Securities Co., Ltd., Class A	19,400	23,683
#	SSY Group, Ltd.	126,000	77,326
*	Starrise Media Holdings, Ltd.	82,000	1,538
	Sun King Technology Group, Ltd.	146,000	46,781
	Sunac China Holdings, Ltd.	311,000	1,206,295
*	Sunac Services Holdings, Ltd.	9,491	29,360
	Suning Universal Co., Ltd., Class A	36,974	38,970
#	Sunshine 100 China Holdings, Ltd.	231,000	36,194
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	11,800	31,684
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	28,600	40,792
	Symphony Holdings, Ltd.	280,000	30,282
	Tangshan Jidong Cement Co., Ltd., Class A	22,800	49,304
	TangShan Port Group Co., Ltd., Class A	58,200	23,898
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	54,200	95,075
	TBEA Co., Ltd., Class A	52,900	100,222
	TCL Electronics Holdings, Ltd.	176,000	129,927
*	Tech-Bank Food Co., Ltd., Class A	9,500	20,767
	Tian An China Investment Co., Ltd.	133,000	78,871
	Tian Di Science & Technology Co., Ltd., Class A	116,000	65,165
*	Tian Shan Development Holding, Ltd.	62,000	16,545
	Tiangong International Co., Ltd.	194,000	120,630
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	110,000	40,376
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	42,900	28,935
	Tianjin Guangyu Development Co., Ltd., Class A	18,800	15,745
	Tianjin Port Development Holdings, Ltd.	478,000	38,705
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	26,200	97,731
	Tianneng Power International, Ltd.	178,000	326,375
	Tianyun International Holdings, Ltd.	66,000	13,947
#*	Tibet Water Resources, Ltd.	488,000	48,344
	Titan Wind Energy Suzhou Co., Ltd., Class A	19,900	26,157
	Tomson Group, Ltd.	136,160	34,532
	Tong Ren Tang Technologies Co., Ltd., Class H	133,000	105,100
*	Tongcheng-Elong Holdings, Ltd.	91,200	228,146
	Tongda Group Holdings, Ltd.	1,050,000	76,853
	Tongkun Group Co., Ltd., Class A	19,400	68,364

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongyu Heavy Industry Co., Ltd., Class A	39,700	$18,358
#	Top Spring International Holdings, Ltd.	79,000	13,641
	Transfar Zhilian Co., Ltd., Class A	28,000	26,371
	TravelSky Technology, Ltd., Class H	33,000	72,202
*	Trigiant Group, Ltd.	238,000	22,906
*	Trip.com Group, Ltd., ADR	27,774	1,085,408
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	34,600	10,145
*	Tus Environmental Science And Technology Development Co., Ltd.,
	Class A	36,400	32,191
	Uni-President China Holdings, Ltd.	158,000	191,933
*	United Energy Group, Ltd.	564,000	111,223
	Vinda International Holdings, Ltd.	42,000	149,303
*	Viomi Technology Co., Ltd., ADR	2,200	17,138
	Virscend Education Co., Ltd.	126,000	25,553
	Wangfujing Group Co., Ltd., Class A	32,600	167,940
	Wangsu Science & Technology Co., Ltd., Class A	21,800	18,667
	Wanxiang Qianchao Co., Ltd., Class A	16,440	12,535
	Wasion Holdings, Ltd.	140,000	46,361
	Wasu Media Holding Co., Ltd., Class A	6,800	8,076
	Weichai Power Co., Ltd., Class H	199,000	460,623
	Wellhope Foods Co., Ltd., Class A	8,300	14,111
	West China Cement, Ltd.	698,000	123,833
	Wharf Holdings, Ltd. (The)	270,000	818,959
	Wisdom Education International Holdings Co., Ltd.	84,000	42,405
	Wolong Electric Group Co., Ltd., Class A	10,300	16,897
	Wuchan Zhongda Group Co., Ltd., Class A	60,523	43,157
	Wuhan Department Store Group Co., Ltd., Class A	11,700	20,520
	Wuxi Taiji Industry Co., Ltd., Class A	17,400	20,838
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	9,200	23,802
	Xiamen International Port Co., Ltd., Class H	230,000	32,456
	Xiamen ITG Group Corp., Ltd., Class A	19,700	20,889
	Xingda International Holdings, Ltd.	250,577	66,362
	Xingfa Aluminium Holdings, Ltd.	46,000	55,228
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	16,200	26,692
	Xinjiang Tianshan Cement Co., Ltd., Class A	5,500	12,381
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	26,100	40,532
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	38,300	23,883
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	11,800	30,156
	Xinyu Iron & Steel Co., Ltd., Class A	32,400	32,748
	Xinyuan Real Estate Co., Ltd., ADR	14,353	36,457
	Xtep International Holdings, Ltd.	321,467	280,381
	Xuji Electric Co., Ltd., Class A	8,700	18,127
	YaGuang Technology Group Co., Ltd., Class A	13,100	15,749
	Yango Group Co., Ltd., Class A	45,200	39,952
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,900	27,907
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	10,400	52,745
	Yanzhou Coal Mining Co., Ltd., Class H	426,000	507,537
*	Yashili International Holdings, Ltd.	225,000	20,848
	Yeebo International Holdings, Ltd.	102,000	27,781
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	39,600	36,702
	Yintai Gold Co., Ltd., Class A	15,700	20,696
#	Yip’s Chemical Holdings, Ltd.	78,000	44,409
*	Yiren Digital, Ltd., Sponsored ADR	24,354	93,763
*	Yixin Group, Ltd.	29,500	10,126
	Yotrio Group Co., Ltd., Class A	32,900	17,771
	Youngor Group Co., Ltd., Class A	32,384	37,152
	Youzu Interactive Co., Ltd., Class A	9,300	22,127
	Yuexiu Property Co., Ltd.	1,750,000	404,571
*	Yunnan Aluminium Co., Ltd., Class A	18,100	34,325

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yunnan Tin Co., Ltd., Class A	14,000	$31,472
	Yuzhou Group Holdings Co., Ltd.	493,300	136,895
#*	Zall Smart Commerce Group, Ltd.	380,000	27,855
	Zhaojin Mining Industry Co., Ltd., Class H	136,000	123,194
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	27,600	18,688
	Zhejiang Crystal-Optech Co., Ltd., Class A	13,000	23,836
	Zhejiang Hailiang Co., Ltd., Class A	17,900	29,991
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	15,200	25,365
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	11,100	15,516
	Zhejiang Juhua Co., Ltd., Class A	30,900	41,628
	Zhejiang Medicine Co., Ltd., Class A	8,100	20,345
*	Zhejiang Narada Power Source Co., Ltd., Class A	9,500	15,562
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	25,000	21,524
	Zhejiang Runtu Co., Ltd., Class A	8,300	12,210
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	7,700	48,401
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	22,300	18,980
	Zhejiang Wanliyang Co., Ltd., Class A	16,100	19,685
	Zhejiang Yasha Decoration Co., Ltd., Class A	5,700	6,576
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	53,400	64,753
	Zhenro Properties Group, Ltd.	46,000	31,030
	Zhong An Group, Ltd.	445,000	22,549
*	Zhongtian Financial Group Co., Ltd., Class A	82,600	35,270
	Zhongyuan Bank Co., Ltd., Class H	145,000	19,935
*	Zhuhai Holdings Investment Group, Ltd.	132,000	50,613
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	110,700	439,513
	Zhuzhou Kibing Group Co., Ltd., Class A	17,500	41,335
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	12,900	19,141

TOTAL CHINA			61,556,198

COLOMBIA — (0.0%)
	Cementos Argos SA	61,518	84,082
*	Corp. Financiera Colombiana SA	2,530	21,584
	Grupo Argos SA	45,600	128,661
	Grupo de Inversiones Suramericana SA	5,233	26,714
	Mineros SA	14,776	16,259

TOTAL COLOMBIA			277,300

DENMARK — (2.0%)
*	ALK-Abello A.S.	930	402,742
	Alm Brand A.S.	12,876	146,393
*	Bang & Olufsen A.S.	27,003	144,152
	BankNordik P/F	1,321	33,807
*	Bavarian Nordic A.S.	11,056	506,395
*	Brodrene Hartmann A.S.	569	59,544
	Columbus A.S.	16,530	27,625
	D/S Norden A.S.	7,133	183,932
	Danske Bank A.S.	118,281	2,248,252
*	Dfds A.S.	11,348	669,088
*	Drilling Co. of 1972 A.S. (The)	4,276	178,943
	FLSmidth & Co. A.S.	11,575	456,256
	Gabriel Holding A.S.	100	11,284
	GronlandsBANKEN A.S.	210	20,675
	H Lundbeck A.S.	12,841	395,413
*	H+H International A.S., Class B	7,071	205,115
*	Harboes Bryggeri A.S., Class B	929	11,114
*	ISS A.S.	19,078	361,756
*	Jyske Bank A.S.	18,160	884,453
*	Matas A.S.	11,922	176,378

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Nilfisk Holding A.S.	2,969	$88,225
*	NKT A.S.	4,811	199,039
	NNIT A.S.	2,174	38,039
	North Media A.S.	1,885	36,551
	Pandora A.S	22,193	2,513,331
	Per Aarsleff Holding A.S.	6,694	327,898
	Ringkjoebing Landbobank A.S.	7,784	791,348
	Rockwool International A.S., Class A	983	383,635
	Rockwool International A.S., Class B	1,153	515,734
	Royal Unibrew A.S.	41	5,008
	RTX A.S.	1,806	54,847
	Scandinavian Tobacco Group A.S., Class A	19,548	356,036
	Schouw & Co., A.S.	3,920	418,595
	Solar A.S., Class B	1,306	120,580
	SP Group A.S	250	14,087
	Spar Nord Bank A.S.	28,409	314,422
	Sydbank A.S.	17,418	519,231
*	Tivoli A.S	375	50,345
	Topdanmark A.S.	7,187	349,466
	TORM P.L.C.	6,338	55,863
	Tryg A.S	23,811	544,484
*	Vestjysk Bank A.S.	122,990	68,138

TOTAL DENMARK			14,888,219

FINLAND — (1.2%)
	Aktia Bank Oyj	10,563	135,341
	Alandsbanken Abp, Class B	375	11,907
	Alma Media Oyj	2,917	36,676
	Altia Oyj	2,202	29,503
	Apetit Oyj	697	12,150
	Aspo Oyj	4,867	52,143
	Atria Oyj	3,506	52,003
	Bittium Oyj	5,009	41,085
	Cargotec Oyj, Class B	8,814	510,414
	Digia Oyj	2,936	28,318
	Enento Group Oyj	3,370	145,015
*	Finnair Oyj	143,198	124,149
	Fiskars Oyj Abp	10,426	217,121
	HKScan Oyj, Class A	8,775	24,618
	Huhtamaki Oyj	10,432	494,905
	Kemira Oyj	24,759	404,435
	Kesko Oyj, Class B	17,914	545,470
	Konecranes Oyj	13,513	621,963
	Lassila & Tikanoja Oyj	3,781	65,717
	Metsa Board Oyj	38,048	484,092
	Metso Outotec Oyj	13,235	148,682
	Neles Oyj	3,078	44,784
	Nokian Renkaat Oyj	25,198	938,159
	Olvi Oyj, Class A	1,627	103,043
	Oriola Oyj, Class A	4,300	10,756
	Oriola Oyj, Class B	28,797	65,925
*	Outokumpu Oyj	66,212	430,299
	Pihlajalinna Oyj	824	11,591
	Raisio Oyj, Class V	30,090	148,023
*	Rapala VMC Oyj	2,534	27,390
	Rovio Entertainment Oyj	1,847	14,694
	Sanoma Oyj	19,907	345,590
	Teleste Oyj	3,463	23,526
	Terveystalo Oyj	14,290	204,387

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	TietoEVRY Oyj	21,237	$735,483
	Valmet Oyj	5,280	220,531
	Wartsila Oyj Abp	94,494	1,219,444
	YIT Oyj	40,932	253,578

TOTAL FINLAND			8,982,910

FRANCE — (3.7%)
*	Accor SA	8,882	357,644
*	Air France-KLM	7,668	42,771
	AKWEL	2,241	89,563
	Albioma SA	2,766	125,192
	ALD SA	12,123	190,601
	Arkema SA	10,149	1,268,796
	Assystem SA	1,223	41,315
*	Atos SE	15,454	1,052,412
*	Axway Software SA	1,894	68,572
*	Beneteau SA	6,327	83,747
*	Bigben Interactive	4,235	103,378
	Boiron SA	1,113	51,900
	Bollore SA	54,550	275,413
	Bonduelle SCA	4,150	109,601
	Burelle SA	63	67,551
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	160	11,830
	Carrefour SA	86,094	1,667,382
*	Casino Guichard Perrachon SA	12,265	428,251
	CBo Territoria	2,286	10,554
*	CGG SA	161,277	187,095
	Chargeurs SA	4,117	116,048
*	Cie des Alpes	2,401	68,843
	Cie Plastic Omnium SA	11,175	375,490
	CNP Assurances	30,800	538,715
*	Coface SA	22,150	269,847
*	Dassault Aviation SA	35	38,130
*	Derichebourg SA	23,770	199,869
*	Eiffage SA	14,380	1,575,149
*	Elior Group SA	22,342	185,068
*	Elis SA	41,678	745,872
*	Eramet SA	2,084	150,084
*	Etablissements Maurel et Prom SA	14,368	33,198
	Eutelsat Communications SA	43,783	554,019
*	Exel Industries, Class A	396	36,668
*	Faurecia SE	14,836	801,545
	Fleury Michon SA	380	10,336
*	Fnac Darty SA	4,331	305,424
*	GL Events	2,053	38,370
*	Groupe Crit	634	54,863
	Guerbet	1,201	48,670
	Haulotte Group SA	3,289	25,107
*	HEXAOM	794	39,319
	Iliad SA	7,137	1,295,990
	Imerys SA	7,797	405,292
	IPSOS	10,300	428,645
	Jacquet Metals SACA	2,930	70,649
*	JCDecaux SA	3,638	92,618
*	Korian SA	18,023	721,652
	Laurent-Perrier	630	63,636
	Linedata Services	828	37,462
*	LISI	5,553	179,393
*	Maisons du Monde SA	9,804	238,331

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Manitou BF SA	2,169	$72,721
	Manutan International	510	47,218
*	Mersen SA	4,167	144,544
*	Metropole Television SA	2,272	50,483
*	Natixis SA	149,671	730,844
	Nexity SA	9,389	508,824
*	NRJ Group	4,442	34,473
*	OL Groupe SA	4,185	11,382
	Publicis Groupe SA	31,947	2,067,606
	Quadient SA	9,790	267,579
*	Renault SA	39,721	1,601,085
	Rexel SA	82,278	1,617,359
*	Rothschild & Co.	8,687	309,003
	Samse SA	101	22,656
*	Savencia SA	1,209	106,670
*	SCOR SE	39,667	1,281,698
	Seche Environnement SA	1,014	64,596
	SES SA	74,977	568,369
	Societe BIC SA	4,643	328,112
*	Sopra Steria Group SACA	2,131	396,602
	Stef SA	798	89,452
*	Synergie SE	1,714	78,282
*	Tarkett SA	9,449	227,791
*	Television Francaise 1	9,918	97,855
	Total Gabon	282	45,746
*	Union Financiere de France BQE SA	1,051	23,279
#*	Vallourec SA	1,850	60,169
	Vicat SA	4,938	248,193
	VIEL & Cie SA	3,477	24,654
	Vilmorin & Cie SA	1,543	108,165
*	Vranken-Pommery Monopole SA	1,043	22,932
*	X-Fab Silicon Foundries SE	4,159	40,329

TOTAL FRANCE			27,276,541

GERMANY — (4.8%)
	1&1 Drillisch AG	11,903	357,829
	7C Solarparken AG	6,750	33,717
*	Aareal Bank AG	14,622	410,973
*	ADVA Optical Networking SE	13,991	175,589
*	AIXTRON SE	8,896	189,782
	All for One Group SE	250	19,484
	Allgeier SE	576	16,646
	Aurubis AG	9,099	782,182
*	Bauer AG	2,540	37,925
	BayWa AG	4,365	212,834
	Bertrandt AG	1,590	88,080
*	Bijou Brigitte AG	1,051	31,315
	Bilfinger SE	7,305	273,001
*	Borussia Dortmund GmbH & Co., KGaA	10,069	70,580
	CANCOM SE	6,867	423,916
*	CECONOMY AG	31,736	185,923
*	CENIT AG	1,070	18,257
	Cewe Stiftung & Co. KGAA	498	80,692
*	Commerzbank AG	218,384	1,440,059
*	Corestate Capital Holding SA	2,886	45,350
	Covestro AG	37,361	2,443,387
	CropEnergies AG	6,697	86,006
*	Deutsche Pfandbriefbank AG	34,394	395,892
*	Deutz AG	37,189	301,851

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Dialog Semiconductor P.L.C.	15,357	$1,203,072
	DMG Mori AG	1,172	59,060
	Draegerwerk AG & Co., KGaA	699	61,726
	Duerr AG	9,425	394,954
	Elmos Semiconductor SE	2,524	105,275
*	ElringKlinger AG	5,131	88,988
	FORTEC Elektronik AG	585	12,512
*	Fraport AG Frankfurt Airport Services Worldwide	6,941	460,370
	Freenet AG	26,565	645,970
	GEA Group AG	33,066	1,452,074
	Gerresheimer AG	4,918	528,966
	Gesco AG	2,252	59,511
	GFT Technologies SE	4,908	113,068
*	Grammer AG	681	21,115
*	H&R GmbH & Co., KGaA	2,693	23,595
	Hamburger Hafen und Logistik AG	3,440	84,721
	Hapag-Lloyd AG	4,701	854,565
	HeidelbergCement AG	26,107	2,392,270
*	Heidelberger Druckmaschinen AG	15,016	24,238
#*	Hella GmbH & Co., KGaA	8,240	494,362
*	Highlight Communications AG	1,774	8,301
	Hornbach Baumarkt AG	2,035	81,335
	Hornbach Holding AG & Co., KGaA	2,631	245,823
	Hugo Boss AG	10,079	464,894
	Indus Holding AG	4,931	205,005
*	Instone Real Estate Group AG	7,696	228,828
	Jenoptik AG	9,321	285,158
*	JOST Werke AG	2,189	144,031
	K+S AG	49,523	549,484
	KION Group AG	14,834	1,478,168
*	Kloeckner & Co., SE	21,008	284,767
*	Koenig & Bauer AG	2,894	82,158
	KPS AG	2,103	13,190
	Krones AG	3,314	288,586
	KSB SE & Co., KGaA	12	4,851
	KWS Saat SE & Co., KGaA	2,415	214,614
	Lanxess AG	17,402	1,280,655
#*	Leoni AG	7,903	110,664
*	Manz AG	474	31,202
*	MAX Automation SE	1,060	5,082
*	Mediclin AG	5,270	28,535
	METRO AG	45,116	493,188
	MLP SE	16,386	143,608
*	Nagarro SE	576	63,029
*	Nordex SE	12,259	353,935
	Norma Group SE	5,474	305,520
	Patrizia AG	13,313	364,205
	PNE AG	16,656	150,650
*	ProSiebenSat.1 Media SE	31,421	682,420
	q.beyond AG	20,013	46,338
	Rheinmetall AG	9,752	1,017,515
*	RTL Group SA	5,462	321,128
*	SAF-Holland SE	14,002	229,760
*	Salzgitter AG	9,223	293,349
	Schloss Wachenheim AG	204	4,098
	Scout24 AG	4,277	355,593
*	SGL Carbon SE	9,662	71,922
	Siltronic AG	1,160	195,476
*	Sixt SE	2,409	334,209

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	SMA Solar Technology AG	580	$33,161
	Softing AG	1,101	7,207
	Software AG	13,806	598,007
	Stabilus SA	4,241	331,142
	Suedzucker AG	17,079	279,658
*	SUESS MicroTec SE	4,556	148,224
*	Surteco Group SE	1,940	64,157
*	Syzygy AG	1,064	8,070
*	Takkt AG	9,644	163,171
*	Talanx AG	10,552	444,584
*	Technotrans SE	1,533	50,385
	Telefonica Deutschland Holding AG	192,037	558,092
*	Thyssenkrupp AG	35,947	480,572
	Uniper SE	32,427	1,183,202
	United Internet AG	19,056	801,455
#	VERBIO Vereinigte BioEnergie AG	6,468	326,199
*	Vossloh AG	2,607	138,732
	Wacker Chemie AG	3,058	461,206
*	Wacker Neuson SE	7,684	206,600
	Wuestenrot & Wuerttembergische AG	5,318	115,692
	Zeal Network SE	2,463	129,192

TOTAL GERMANY			35,191,664

GREECE — (0.1%)
*	Alpha Bank AE	129,907	206,041
	Autohellas Tourist and Trading SA	2,402	20,328
	Bank of Greece	3,495	64,217
*	Fourlis Holdings SA	4,263	23,605
*	Intracom Holdings SA	11,350	19,359
*	National Bank of Greece SA	11,097	34,575
*	Piraeus Financial Holdings SA	2,884	7,511

TOTAL GREECE			375,636

HONG KONG — (1.6%)
	Aeon Credit Service Asia Co., Ltd.	38,000	25,377
	Asia Financial Holdings, Ltd.	32,000	15,668
	Associated International Hotels, Ltd.	12,000	21,438
	Atlas Corp.	12,133	167,193
	Automated Systems Holdings, Ltd.	110,400	21,567
	Bank of East Asia, Ltd. (The)	223,800	469,246
	BOC Aviation, Ltd.	43,200	388,862
	BOCOM International Holdings Co., Ltd.	134,000	29,954
	Brightoil Petroleum Holdings, Ltd.	238,000	8,619
	Build King Holdings, Ltd.	10,000	1,452
*	Burwill Holdings, Ltd.	664,000	1,137
*	Cathay Pacific Airways, Ltd.	243,909	214,481
	Century City International Holdings, Ltd.	360,000	20,392
	Cheuk Nang Holdings, Ltd.	37,997	13,905
	Chevalier International Holdings, Ltd.	20,000	24,823
*	China Energy Development Holdings, Ltd.	1,454,000	18,479
	China Huiyuan Juice Group, Ltd.	110,500	4,987
	Chong Hing Bank, Ltd.	43,000	56,728
	Chow Sang Sang Holdings International, Ltd.	82,000	139,394
	Chuang’s Consortium International, Ltd.	180,000	24,991
	CITIC Telecom International Holdings, Ltd.	311,000	112,406
	CNT Group, Ltd.	150,000	7,423
	CSI Properties, Ltd.	1,310,000	41,195
	Dah Sing Banking Group, Ltd.	88,000	96,461

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Dah Sing Financial Holdings, Ltd.	34,800	$112,392
	Eagle Nice International Holdings, Ltd.	44,000	25,799
*	Emperor Capital Group, Ltd.	780,000	13,336
	Emperor International Holdings, Ltd.	270,000	38,474
	Far East Consortium International, Ltd.	302,169	106,895
	Fiber Optic Center, Inc.	344,000	2,325
	First Pacific Co., Ltd.	512,000	175,492
*	First Shanghai Investments, Ltd.	208,000	8,821
#	Fosun Tourism Group.	7,400	11,675
	Fountain SET Holdings, Ltd.	142,000	21,012
*	Genting Hong Kong, Ltd.	136,000	10,141
	Get Nice Financial Group, Ltd.	105,050	14,058
	Giordano International, Ltd.	210,000	42,103
*	Goodbaby International Holdings, Ltd.	231,000	55,228
	Great Eagle Holdings, Ltd.	35,000	123,269
	Guotai Junan International Holdings, Ltd.	650,000	117,477
#	Haitong International Securities Group, Ltd.	497,657	156,396
	Hang Lung Group, Ltd.	208,000	545,646
	Hang Lung Properties, Ltd.	69,000	188,247
	Hanison Construction Holdings, Ltd.	105,877	18,099
	Harbour Centre Development, Ltd.	17,000	17,807
	Harmonicare Medical Holdings Ltd.	118,000	23,242
	HKR International, Ltd.	199,040	82,339
	HKT Trust & HKT, Ltd.	170,000	246,837
	Hon Kwok Land Investment Co., Ltd.	54,000	23,851
	Hongkong & Shanghai Hotels, Ltd. (The)	135,716	135,983
	Hsin Chong Group Holdings, Ltd.	532,000	4,493
	Hua Han Health Industry Holdings, Ltd.	604,000	23,327
*	IRC, Ltd.	1,186,000	38,120
#	ITC Properties Group, Ltd.	84,761	11,797
	Jacobson Pharma Corp., Ltd.	180,000	18,074
*	JBM Healthcare, Ltd.	22,500	3,302
	Johnson Electric Holdings, Ltd.	69,000	183,366
	K Wah International Holdings, Ltd.	246,000	122,416
*	Kader Holdings Co., Ltd.	136,000	7,737
	Kerry Logistics Network, Ltd.	131,500	394,718
	Kerry Properties, Ltd.	150,000	505,396
	Kowloon Development Co., Ltd.	55,000	64,616
*	Lai Sun Development Co., Ltd.	58,800	46,763
*	Lai Sun Garment International, Ltd.	60,649	45,427
*	Landing International Development, Ltd.	385,200	15,639
	Landsea Green Properties Co., Ltd.	264,000	16,595
	Liu Chong Hing Investment, Ltd.	40,000	41,169
	Luk Fook Holdings International, Ltd.	77,000	192,432
	Luks Group Vietnam Holdings Co., Ltd.	30,000	4,981
	Lung Kee Bermuda Holdings.	32,000	15,496
*	Meilleure Health International Industry Group, Ltd.	192,000	10,488
	Melco International Development, Ltd.	108,000	214,209
*	Midland Holdings, Ltd.	95,517	13,120
	Ming Fai International Holdings, Ltd.	106,000	9,672
	Miramar Hotel & Investment	48,000	93,976
	Modern Dental Group, Ltd.	151,000	76,478
*	Mongolian Mining Corp.	27,000	7,760
	Nameson Holdings, Ltd.	134,000	11,205
	New World Development Co., Ltd.	55,000	291,042
#*	NewOcean Energy Holdings, Ltd.	242,000	17,383
	Nissin Foods Co., Ltd.	43,000	32,622
	Pacific Andes International Holdings, Ltd.	668,000	2,356
	Pacific Basin Shipping, Ltd.	1,042,000	365,127

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Pacific Textiles Holdings, Ltd.	106,000	$67,694
	Paliburg Holdings, Ltd.	86,000	23,983
*	PC Partner Group, Ltd.	28,000	14,067
	Pico Far East Holdings, Ltd.	154,000	27,140
	Polytec Asset Holdings, Ltd.	479,550	90,235
	Public Financial Holdings, Ltd.	76,000	22,962
	Regal Hotels International Holdings, Ltd.	68,000	36,359
	SAS Dragon Holdings, Ltd.	64,000	26,521
*	Shangri-La Asia, Ltd.	276,000	262,745
#	Shenwan Hongyuan HK, Ltd.	65,000	8,519
	Singamas Container Holdings, Ltd.	432,000	34,915
	Sino Land Co., Ltd.	631,699	938,165
	SmarTone Telecommunications Holdings, Ltd.	75,000	44,252
	SMI Culture & Travel Group Holdings, Ltd.	265,598	3,207
	Soundwill Holdings, Ltd.	23,500	25,990
*	South China Holdings Co., Ltd.	190,000	2,945
	Stella International Holdings, Ltd.	95,500	117,668
	Sun Hung Kai & Co., Ltd.	143,000	73,604
	Swire Pacific, Ltd., Class A	99,500	801,594
	Swire Pacific, Ltd., Class B	182,500	230,768
	Tao Heung Holdings, Ltd.	133,000	17,487
	Television Broadcasts, Ltd.	13,500	14,770
	Tenwow International Holdings, Ltd.	120,000	2,201
	Texhong Textile Group, Ltd.	61,000	92,369
	Texwinca Holdings, Ltd.	188,000	43,048
*	Town Health International Medical Group, Ltd.	764,000	31,966
	Transport International Holdings, Ltd.	43,536	90,742
	United Laboratories International Holdings, Ltd. (The)	138,000	113,028
	Untrade CW Group Holdings	183,500	1,023
	Untrade Youyuan Holdings	79,000	0
	Value Partners Group, Ltd.	155,000	109,684
	Vedan International Holdings, Ltd.	80,000	8,454
	VSTECS Holdings, Ltd.	144,000	142,297
	Wai Kee Holdings, Ltd.	48,000	26,060
	WH Group, Ltd.	1,056,000	920,095
	Wing On Co. International, Ltd.	20,000	44,709
	Wing Tai Properties, Ltd.	72,000	42,671
	Yue Yuen Industrial Holdings, Ltd.	130,000	325,359
*	Yunfeng Financial Group, Ltd.	190,000	72,519
#	Zensun Enterprises, Ltd.	1,110,000	79,929

TOTAL HONG KONG			12,176,168

HUNGARY — (0.0%)
*	Opus Global Nyrt	12,916	10,752

INDIA — (4.1%)
	ACC, Ltd.	10,576	267,750
	Adani Enterprises, Ltd.	44,145	681,556
*	Adani Transmissions, Ltd.	27,203	383,605
*	Aditya Birla Capital, Ltd.	66,623	102,882
	Advanced Enzyme Technologies, Ltd.	6,791	36,729
	AIA Engineering, Ltd.	2,371	59,796
	Ajanta Pharma, Ltd.	552	13,652
	Alembic Pharmaceuticals, Ltd.	3,741	49,842
	Alembic, Ltd.	15,848	23,501
	Alkem Laboratories, Ltd.	714	26,543
	Allcargo Logistics, Ltd.	6,482	10,888
	Amara Raja Batteries, Ltd.	11,733	127,860
	Ambuja Cements, Ltd.	102,192	424,309

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	APL Apollo Tubes, Ltd.	3,800	$66,412
	Apollo Tyres, Ltd.	59,452	173,290
*	Arvind Fashions, Ltd.	8,145	14,356
*	Arvind Fashions, Ltd.	1,222	1,104
*	Arvind, Ltd.	9,793	8,663
	Ashok Leyland, Ltd.	174,613	264,203
*	Aster DM Healthcare, Ltd.	14,600	28,345
	Aurobindo Pharma, Ltd.	36,845	486,481
	Automotive Axles, Ltd.	280	3,748
	Avanti Feeds, Ltd.	1,789	11,694
	Balmer Lawrie & Co., Ltd.	13,192	22,801
	Balrampur Chini Mills, Ltd.	22,343	83,281
*	Bank of Baroda	126,798	113,468
*	Bank of Maharashtra	144,375	46,882
	Bannari Amman Sugars, Ltd.	400	9,342
	BASF India, Ltd.	1,695	50,479
	BEML, Ltd.	2,375	37,177
	Bharat Electronics, Ltd.	145,018	257,452
	Bharat Forge, Ltd.	28,706	235,921
*	Bharat Heavy Electricals, Ltd.	142,826	92,474
	Birla Corp., Ltd.	4,098	51,045
	Birlasoft, Ltd.	27,966	92,528
	Bliss Gvs Pharma, Ltd.	9,745	13,363
*	Bodal Chemicals, Ltd.	4,733	6,146
	Brigade Enterprises, Ltd.	11,603	39,266
*	Camlin Fine Sciences, Ltd.	5,191	10,786
	Can Fin Homes, Ltd.	7,363	58,020
*	Canara Bank	53,624	99,782
	Caplin Point Laboratories, Ltd.	1,579	10,507
	Carborundum Universal, Ltd.	13,227	97,286
	CCL Products India, Ltd.	3,059	11,128
	Ceat, Ltd.	4,557	84,880
	Century Textiles & Industries, Ltd.	6,859	45,263
	Chambal Fertilizers & Chemicals, Ltd.	29,997	86,796
	Chennai Super Kings Cricket, Ltd.	33,314	190
	Cholamandalam Financial Holdings, Ltd.	14,463	111,016
	Cholamandalam Investment and Finance Co., Ltd.	25,928	199,086
	City Union Bank, Ltd.	57,306	128,071
	Cochin Shipyard, Ltd.	5,431	26,702
	Container Corp. Of India, Ltd.	34,329	272,604
	Coromandel International, Ltd.	5,482	54,775
*	CreditAccess Grameen, Ltd.	4,005	32,213
	Cummins India, Ltd.	16,181	182,425
	Cyient, Ltd.	10,755	106,698
*	Dalmia Bharat, Ltd.	9,678	196,425
*	DB Corp., Ltd.	5,522	6,043
*	DCB Bank, Ltd.	35,470	43,413
	DCM Shriram, Ltd.	8,218	77,733
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	3,669	12,822
	Delta Corp., Ltd.	13,391	27,034
	Dhampur Sugar Mills, Ltd.	3,794	11,586
	Dhani Services, Ltd.	7,901	18,967
*	Dhanuka Agritech, Ltd.	1,826	18,864
	Dilip Buildcon, Ltd.	4,729	34,573
*	Dish TV India, Ltd.	89,232	11,172
*	Dishman Carbogen Amcis, Ltd.	9,244	19,718
	DLF, Ltd.	65,689	217,760
	eClerx Services, Ltd.	2,848	47,453
	Edelweiss Financial Services, Ltd.	59,918	47,155

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	EID Parry India, Ltd.	10,423	$48,521
*	EIH, Ltd.	22,745	26,530
	Elgi Equipments, Ltd.	5,850	16,868
	Engineers India, Ltd.	42,292	41,394
	EPL, Ltd.	6,126	18,511
	Escorts, Ltd.	7,805	117,966
*	Eveready Industries India, Ltd.	5,102	20,243
	Excel Industries, Ltd.	588	6,982
	Exide Industries, Ltd.	61,047	146,174
	FDC, Ltd.	6,655	27,262
*	Federal Bank, Ltd.	305,791	329,542
	Finolex Cables, Ltd.	10,454	51,000
	Finolex Industries, Ltd.	34,955	71,112
	Firstsource Solutions, Ltd.	49,505	75,267
	Force Motors, Ltd.	577	8,636
*	Fortis Healthcare, Ltd.	72,224	205,283
	Gabriel India, Ltd.	5,953	8,508
	GAIL India, Ltd.	240,061	443,617
	Gateway Distriparks, Ltd.	1,012	2,774
*	GE T&D India, Ltd.	10,963	16,975
	GHCL, Ltd.	6,025	19,123
	Glenmark Pharmaceuticals, Ltd.	23,392	182,021
	Godfrey Phillips India, Ltd.	2,053	23,890
*	Godrej Industries, Ltd.	9,179	63,060
	Granules India, Ltd.	24,708	111,200
	Graphite India, Ltd.	8,559	83,894
	Grasim Industries, Ltd.	44,489	839,929
	Great Eastern Shipping Co., Ltd. (The)	16,848	71,522
*	Greaves Cotton, Ltd.	12,308	24,008
	Gujarat Alkalies & Chemicals, Ltd.	3,823	21,231
	Gujarat Ambuja Exports, Ltd.	11,322	22,907
*	Gujarat Fluorochemicals, Ltd.	5,043	54,131
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,975	53,306
	Gujarat Pipavav Port, Ltd.	36,112	44,750
	Gujarat State Fertilizers & Chemicals, Ltd.	16,942	21,492
	Gujarat State Petronet, Ltd.	38,546	140,409
*	HEG, Ltd.	1,912	58,752
	HeidelbergCement India, Ltd.	11,926	38,092
	Hero MotoCorp, Ltd.	11,158	424,123
*	HFCL, Ltd.	103,165	38,427
	Hikal, Ltd.	9,005	32,258
	HIL, Ltd.	480	23,222
	Himadri Speciality Chemical, Ltd.	6,520	3,899
	Hindalco Industries, Ltd.	217,479	1,063,953
	Hinduja Global Solutions, Ltd.	1,469	33,830
	Hindustan Aeronautics, Ltd.	5,367	69,106
	Honda India Power Products, Ltd.	598	8,059
	Huhtamaki India, Ltd.	2,798	10,330
	I G Petrochemicals, Ltd.	1,432	8,995
	ICRA, Ltd.	259	11,603
*	IDFC First Bank, Ltd.	335,274	247,235
*	IDFC, Ltd.	193,597	137,659
*	IFCI, Ltd.	141,393	20,825
	IIFL Finance, Ltd.	15,457	55,782
	IIFL Securities, Ltd.	13,052	9,188
	IIFL Wealth Management, Ltd.	4,690	72,014
	India Cements, Ltd. (The)	48,461	106,774
	India Glycols, Ltd.	1,339	8,498
*	Indiabulls Housing Finance, Ltd.	40,187	97,964

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Indiabulls Real Estate, Ltd.	23,120	$24,028
*	Indian Bank	27,513	40,708
	Indian Hotels Co., Ltd. (The)	44,894	67,201
	Indian Hume Pipe Co., Ltd. (The)	4,202	9,693
*	Indian Overseas Bank	224,728	47,446
	Indo Count Industries, Ltd.	3,610	6,328
	Indoco Remedies, Ltd.	2,710	12,030
	Indus Towers, Ltd.	67,310	229,764
*	IndusInd Bank, Ltd.	44,358	557,505
*	INEOS Styrolution India, Ltd.	1,405	21,151
*	Inox Leisure, Ltd.	2,775	10,123
*	Intellect Design Arena, Ltd.	7,679	70,512
	IRCON International, Ltd.	8,612	10,397
	ITD Cementation India, Ltd.	8,815	8,532
	J Kumar Infraprojects, Ltd.	5,857	14,504
*	Jaiprakash Associates, Ltd.	81,816	7,844
	Jamna Auto Industries, Ltd.	6,298	5,825
	JB Chemicals & Pharmaceuticals, Ltd.	3,415	64,206
	Jindal Poly Films, Ltd.	1,866	18,267
	Jindal Saw, Ltd.	28,520	32,521
*	Jindal Stainless Hisar, Ltd.	12,155	26,610
*	Jindal Stainless, Ltd.	31,443	38,067
*	Jindal Steel & Power, Ltd.	67,984	402,281
*	JK Cement, Ltd.	2,985	113,404
	JK Lakshmi Cement, Ltd.	6,522	35,437
	JK Paper, Ltd.	12,273	22,908
	JK Tyre & Industries, Ltd.	17,886	29,391
	JM Financial, Ltd.	70,346	76,053
	JSW Energy, Ltd.	84,735	125,478
	JSW Steel, Ltd.	97,802	939,461
	JTEKT India, Ltd.	11,906	13,369
*	Jubilant Ingrevia, Ltd.	13,841	77,546
	Jubilant Pharmova, Ltd.	13,841	148,426
*	Just Dial, Ltd.	2,448	28,902
	Jyothy Labs, Ltd.	10,173	20,075
	Kajaria Ceramics, Ltd.	3,760	46,634
	Kalpataru Power Transmission, Ltd.	5,875	28,942
*	Karnataka Bank, Ltd. (The)	34,044	28,188
*	Karur Vysya Bank, Ltd. (The)	66,610	47,030
	Kaveri Seed Co., Ltd.	2,051	16,738
*	KEC International, Ltd.	15,039	81,431
	KEI Industries, Ltd.	7,094	49,968
	Kiri Industries, Ltd.	1,161	6,982
	Kirloskar Ferrous Industries, Ltd.	4,590	13,108
	Kirloskar Oil Engines, Ltd.	4,436	10,395
	KNR Constructions, Ltd.	16,642	44,833
	KPIT Technologies, Ltd.	27,966	73,951
	KPR Mill, Ltd.	2,394	44,473
	KRBL, Ltd.	6,415	15,972
	KSB, Ltd.	2,271	26,799
	L&T Finance Holdings, Ltd.	119,031	139,503
	Lakshmi Machine Works, Ltd.	394	33,074
	Laurus Labs, Ltd.	23,710	145,012
	LG Balakrishnan & Bros, Ltd.	1,438	5,912
	LIC Housing Finance, Ltd.	50,112	272,840
	Linde India, Ltd.	3,348	83,078
	Maharashtra Seamless, Ltd.	3,404	13,202
*	Mahindra & Mahindra Financial Services, Ltd.	88,800	192,914
	Mahindra & Mahindra, Ltd.	38,761	392,951

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Mahindra CIE Automotive, Ltd.	19,585	$44,857
*	Mahindra Lifespace Developers, Ltd.	5,046	33,988
	Manappuram Finance, Ltd.	90,129	180,519
	Marksans Pharma, Ltd.	41,168	39,452
	MAS Financial Services, Ltd.	824	8,885
*	Max Healthcare Institute, Ltd.	17,578	54,137
	Mayur Uniquoters, Ltd.	2,063	12,158
	Meghmani Organics, Ltd.	9,255	17,619
*	Morepen Laboratories, Ltd.	21,168	18,589
	Motherson Sumi Systems, Ltd.	128,856	373,077
	Motilal Oswal Financial Services, Ltd.	3,045	25,997
	Mphasis, Ltd.	10,320	245,626
	MRF, Ltd.	148	160,661
	Muthoot Finance, Ltd.	18,709	290,390
	Natco Pharma, Ltd.	10,895	130,935
	National Aluminium Co., Ltd.	156,240	135,421
	Navneet Education, Ltd.	6,550	6,600
	NBCC India, Ltd.	72,069	39,349
	NCC, Ltd.	83,988	84,170
	NESCO, Ltd.	2,733	18,420
	Neuland Laboratories, Ltd.	380	12,987
	Nilkamal, Ltd.	984	25,601
	NMDC, Ltd.	64,266	134,113
	NOCIL, Ltd.	11,119	27,655
*	Oberoi Realty, Ltd.	14,931	109,341
	Oracle Financial Services Software, Ltd.	1,098	51,333
	Orient Cement, Ltd.	6,828	9,732
	Oriental Carbon & Chemicals, Ltd.	1,088	13,646
	Paisalo Digital, Ltd.	2,324	18,800
	Persistent Systems, Ltd.	9,041	250,920
	Petronet LNG, Ltd.	85,218	275,367
	Phillips Carbon Black, Ltd.	8,230	23,021
*	Phoenix Mills, Ltd. (The)	13,248	128,852
	Piramal Enterprises, Ltd.	17,441	393,562
*	PNB Housing Finance, Ltd.	8,436	42,089
*	PNC Infratech, Ltd.	10,658	33,960
	Polyplex Corp., Ltd.	1,537	19,900
	Power Finance Corp., Ltd.	162,888	237,499
	Praj Industries, Ltd.	14,719	46,506
	Prestige Estates Projects, Ltd.	25,451	93,192
*	Prism Johnson, Ltd.	10,815	19,008
	PTC India, Ltd.	42,176	46,399
*	Punjab National Bank	178,425	83,598
*	Quess Corp., Ltd.	8,494	71,773
	Radico Khaitan, Ltd.	8,247	62,758
	Rain Industries, Ltd.	25,025	60,063
	Rajesh Exports, Ltd.	9,559	68,049
	Rallis India, Ltd.	9,419	35,900
	Ramco Cements, Ltd. (The)	16,012	212,611
	Rashtriya Chemicals & Fertilizers, Ltd.	39,338	38,864
	Ratnamani Metals & Tubes, Ltd.	2,824	74,339
*	Raymond, Ltd.	5,379	23,280
	RBL Bank, Ltd.	55,183	137,359
	REC, Ltd.	166,633	287,111
	Redington India, Ltd.	52,396	126,417
	Repco Home Finance, Ltd.	2,236	10,032
	SH Kelkar & Co., Ltd.	6,301	11,713
	Sharda Cropchem, Ltd.	3,427	13,831
	Shilpa Medicare, Ltd.	4,949	28,444

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shipping Corp. of India, Ltd.	20,352	$28,689
	Shriram City Union Finance, Ltd.	3,568	67,754
	Shriram Transport Finance Co., Ltd.	28,590	515,927
	SIS, Ltd.	3,574	17,441
	Sobha, Ltd.	10,497	68,786
	Solar Industries India, Ltd.	2,369	39,184
	Solara Active Pharma Sciences, Ltd.	1,721	35,307
	Somany Home Innovation, Ltd.	5,251	20,197
	Sonata Software, Ltd.	4,254	32,847
*	South Indian Bank, Ltd. (The)	161,551	17,300
	Steel Authority of India, Ltd.	116,620	185,560
	Sterlite Technologies, Ltd.	19,851	61,505
	Strides Pharma Science, Ltd.	8,161	95,121
	Subros, Ltd.	2,637	10,632
	Sun TV Network, Ltd.	11,183	82,033
	Sundaram Finance, Ltd.	7,131	239,206
	Sundaram-Clayton, Ltd.	609	25,890
	Sundram Fasteners, Ltd.	3,122	29,678
	Sunteck Realty, Ltd.	5,883	21,212
	Suprajit Engineering, Ltd.	7,749	27,158
	Supreme Petrochem, Ltd.	3,109	30,394
	Surya Roshni, Ltd.	1,931	10,811
	Suven Pharmaceuticals, Ltd.	286	2,076
	Tata Chemicals, Ltd.	26,756	284,589
	Tata Consumer Products, Ltd.	89,159	803,941
	Tata Metaliks, Ltd.	1,163	16,428
*	Tata Motors, Ltd.	252,249	988,995
*	Tata Steel BSL, Ltd.	19,863	19,301
	Tata Steel, Ltd.	101,559	1,401,180
*	TCNS Clothing Co., Ltd.	1,568	10,271
	Techno Electric & Engineering Co., Ltd.	5,088	20,165
	Thermax, Ltd.	5,047	100,346
	Tide Water Oil Co India, Ltd.	235	14,157
	Tinplate Co. of India, Ltd. (The)	4,824	12,842
	Transport Corp. of India, Ltd.	3,428	12,181
*	Trident, Ltd.	166,130	30,780
*	Triveni Engineering & Industries, Ltd.	27,862	46,268
	Tube Investments of India, Ltd.	1,672	27,803
	TV Today Network, Ltd.	2,359	9,043
*	TV18 Broadcast, Ltd.	70,676	32,330
	TVS Srichakra, Ltd.	255	6,208
*	UCO Bank	45,994	6,812
	Uflex, Ltd.	7,003	38,107
*	Union Bank of India	131,313	59,626
	UPL, Ltd.	87,352	713,153
*	Usha Martin, Ltd.	19,215	12,452
*	VA Tech Wabag, Ltd.	2,666	8,916
	Vakrangee, Ltd.	47,114	32,372
*	Vardhman Textiles, Ltd.	4,293	68,628
*	Varroc Engineering, Ltd.	1,708	8,573
*	Venky’s India, Ltd.	427	8,933
	Vesuvius India, Ltd.	656	9,248
	Vindhya Telelinks, Ltd.	513	5,589
*	Vodafone Idea, Ltd.	1,114,691	125,206
*	VRL Logistics, Ltd.	2,993	8,772
	VST Tillers Tractors, Ltd.	380	9,309
	Welspun Corp., Ltd.	15,728	30,071
	Welspun Enterprises, Ltd.	9,490	13,092
	Welspun India, Ltd.	50,338	53,937

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	West Coast Paper Mills, Ltd.	3,403	$9,353
*	Wockhardt, Ltd.	6,164	42,685
*	Yes Bank, Ltd.	170,161	33,485
	Zee Entertainment Enterprises, Ltd.	127,292	317,190
	Zensar Technologies, Ltd.	10,425	37,303
	Zydus Wellness, Ltd.	2,015	57,024

TOTAL INDIA			30,530,176

INDONESIA — (0.5%)
	Adaro Energy Tbk PT	2,495,600	214,585
	Adhi Karya Persero Tbk PT	205,100	16,382
	AKR Corporindo Tbk PT	388,500	87,767
*	Alam Sutera Realty Tbk PT	2,956,900	40,477
	Astra Agro Lestari Tbk PT	98,200	63,311
	Astra Otoparts Tbk PT	172,500	13,963
*	Bank Bukopin Tbk	815,700	26,625
	Bank Maybank Indonesia Tbk PT	2,169,700	59,131
*	Bank Pan Indonesia Tbk PT	863,600	53,745
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	33,726
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	48,113
	Bank Tabungan Negara Persero Tbk PT	865,100	94,954
	BFI Finance Indonesia Tbk PT	956,000	44,644
*	Buana Lintas Lautan Tbk PT	750,300	15,998
	Bukit Asam Tbk PT	544,800	89,151
*	Bumi Serpong Damai Tbk PT	1,460,000	118,655
	Ciputra Development Tbk PT	1,944,786	153,052
*	Delta Dunia Makmur Tbk PT	888,000	22,571
	Dharma Satya Nusantara Tbk PT	494,300	21,720
*	Eagle High Plantations Tbk PT	2,012,700	15,997
*	Erajaya Swasembada Tbk PT	1,768,000	74,583
*	FKS Food Sejahtera Tbk PT	413,000	8,281
*	Gajah Tunggal Tbk PT	310,300	19,453
*	Gudang Garam Tbk PT	77,800	194,261
	Indah Kiat Pulp & Paper Corp. Tbk PT	456,800	287,042
	Indika Energy Tbk PT	467,500	45,867
	Indo Tambangraya Megah Tbk PT	56,500	46,357
*	Intiland Development Tbk PT	333,900	4,225
	Japfa Comfeed Indonesia Tbk PT	790,900	115,318
	Jaya Real Property Tbk PT	516,300	20,003
*	Kawasan Industri Jababeka Tbk PT	3,135,500	38,588
*	KMI Wire & Cable Tbk PT	369,600	8,896
	Link Net Tbk PT	85,400	23,624
*	Lippo Karawaci Tbk PT	6,781,250	100,315
*	Medco Energi Internasional Tbk PT	2,070,972	95,501
*	Media Nusantara Citra Tbk PT	682,600	46,257
	Metrodata Electronics Tbk PT	92,100	10,518
*	MNC Investama Tbk PT	4,669,700	17,479
*	MNC Kapital Indonesia Tbk PT	1,967,500	14,568
*	MNC Land Tbk PT	7,356,900	55,984
*	MNC Vision Networks Tbk PT	1,808,000	29,790
	Pabrik Kertas Tjiwi Kimia Tbk PT	159,600	109,900
*	Pakuwon Jati Tbk PT	2,451,800	89,843
*	Panin Financial Tbk PT	4,432,900	59,186
*	Paninvest Tbk PT	227,600	12,443
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	775,500	69,947
	PP Persero Tbk PT	391,600	32,972
	Ramayana Lestari Sentosa Tbk PT	603,300	32,347
*	Rimo International Lestari Tbk PT	4,191,900	2,721
*	Salim Ivomas Pratama Tbk PT	511,500	20,334

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Siloam International Hospitals Tbk PT	49,600	$28,586
	Sri Rejeki Isman Tbk PT	1,787,400	19,651
*	Summarecon Agung Tbk PT	1,587,000	106,272
	Surya Semesta Internusa Tbk PT	835,700	26,001
	Tempo Scan Pacific Tbk PT	117,300	11,975
*	Tiphone Mobile Indonesia Tbk PT	247,700	389
*	Trada Alam Minera Tbk PT	3,776,600	2,451
	Tunas Baru Lampung Tbk PT	599,800	36,678
	United Tractors Tbk PT	230,500	337,358
*	Vale Indonesia Tbk PT	364,800	116,045
	Waskita Beton Precast Tbk PT	1,998,800	27,913
	Waskita Karya Persero Tbk PT	592,400	45,448
	Wijaya Karya Persero Tbk PT	837,300	83,259
	XL Axiata Tbk PT	653,500	94,265

TOTAL INDONESIA			3,857,461

IRELAND — (0.4%)
*	AIB Group P.L.C.	152,332	445,032
*	Bank of Ireland Group P.L.C.	210,231	1,231,916
*	Cairn Homes P.L.C.	174,081	226,461
*	FBD Holdings P.L.C.	9,915	93,515
	Glanbia P.L.C.	14,936	219,725
*	Glenveagh Properties P.L.C.	9,721	10,656
*	Permanent TSB Group Holdings P.L.C.	37,825	61,795
	Smurfit Kappa Group P.L.C.	12,468	637,367

TOTAL IRELAND			2,926,467

ISRAEL — (0.8%)
	Afcon Holdings, Ltd.	502	30,572
	Africa Israel Residences, Ltd.	561	29,185
	Albaad Massuot Yitzhak, Ltd.	992	21,390
*	Alrov Properties and Lodgings, Ltd.	1,044	54,665
	Arad, Ltd.	1,090	15,260
	Ashtrom Group, Ltd.	8,375	180,324
*	Azorim-Investment Development & Construction Co., Ltd.	33,567	138,444
*	Bet Shemesh Engines Holdings 1997, Ltd.	955	21,268
	Carasso Motors, Ltd.	3,809	19,824
*	Cellcom Israel, Ltd.	6,577	25,428
*	Cellcom Israel, Ltd.	11,396	43,476
*	Clal Insurance Enterprises Holdings, Ltd.	10,632	191,169
	Delek Automotive Systems, Ltd.	7,987	98,747
*	Delek Group, Ltd.	1,335	58,291
	Delta-Galil Industries, Ltd.	2,465	67,605
	Dor Alon Energy in Israel 1988, Ltd.	748	19,246
	Duniec Brothers, Ltd.	470	20,126
	Electra Consumer Products 1970, Ltd.	280	13,111
*	Ellomay Capital, Ltd.	485	15,391
*	Equital, Ltd.	4,567	119,045
	First International Bank Of Israel, Ltd.	14,142	431,187
	FMS Enterprises Migun, Ltd.	533	15,590
	Formula Systems 1985, Ltd.	1,912	183,012
	Fox Wizel, Ltd.	1,446	167,303
	Gilat Satellite Networks, Ltd.	5,076	52,036
	Hadera Paper, Ltd.	427	29,962
	Harel Insurance Investments & Financial Services, Ltd.	24,709	258,787
	IDI Insurance Co., Ltd.	1,029	39,780
	Isracard, Ltd.	19,087	71,303
	Israel Canada T.R, Ltd.	25,831	97,863

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Israel Discount Bank, Ltd., Class A	4,021	$18,101
	Israel Land Development - Urban Renewal, Ltd.	2,537	32,974
	Isras Investment Co., Ltd.	394	85,998
*	Issta Lines, Ltd.	1,133	24,784
*	Kamada, Ltd.	5,675	34,220
	Kenon Holdings, Ltd.	4,051	133,392
	Kerur Holdings, Ltd.	994	29,931
	Klil Industries, Ltd.	195	20,358
	Magic Software Enterprises, Ltd.	12,472	204,416
	Magic Software Enterprises, Ltd.	3,745	63,480
	Malam - Team, Ltd.	1,020	33,231
	Mediterranean Towers, Ltd.	17,414	53,276
*	Mehadrin, Ltd.	111	5,081
	Meitav Dash Investments, Ltd.	8,070	47,251
	Menora Mivtachim Holdings, Ltd.	6,559	143,108
*	Migdal Insurance & Financial Holdings, Ltd.	90,712	108,062
*	Minrav Holdings, Ltd.	105	23,556
*	Naphtha Israel Petroleum Corp., Ltd.	6,846	32,215
	Nawi Brothers, Ltd.	3,723	25,687
*	Neto Malinda Trading, Ltd.	1,211	28,241
	Neto ME Holdings, Ltd.	264	10,763
*	Oil Refineries, Ltd.	346,176	95,257
*	Partner Communications Co., Ltd.	32,533	141,638
	Paz Oil Co., Ltd.	1,757	193,561
*	Perion Network, Ltd.	3,894	67,324
	Phoenix Holdings, Ltd. (The)	28,853	256,189
	Plasson Industries, Ltd.	751	39,576
	Prashkovsky Investments and Construction, Ltd.	1,088	35,852
	Scope Metals Group, Ltd.	459	13,239
	Shalag Industries, Ltd.	2,618	10,070
*	Shikun & Binui, Ltd.	50,589	339,512
	Shufersal, Ltd.	12,485	101,040
*	Suny Cellular Communication, Ltd.	38,993	14,050
	Telsys	571	27,178
*	Tower Semiconductor, Ltd.	14,423	416,394
	YH Dimri Construction & Development, Ltd.	1,491	88,577

TOTAL ISRAEL			5,526,972

ITALY — (2.5%)
	A2A SpA	344,420	673,676
	ACEA SpA	12,956	294,153
*	Aeffe SpA	11,709	17,308
	Alerion Cleanpower SpA	1,204	19,994
	Anima Holding SpA	66,808	345,130
*	Arnoldo Mondadori Editore SpA	13,364	25,168
	Ascopiave SpA	18,489	90,111
*	Autogrill SpA	17,779	147,164
	Autostrade Meridionali SpA	328	10,580
*	Avio SpA	4,608	76,674
*	Banca Carige SpA	22	8
*	Banca Generali SpA	9,693	370,614
*	Banca IFIS SpA	4,892	66,858
*	Banca Mediolanum SpA	22,202	207,155
*	Banca Monte dei Paschi di Siena SpA	7,614	10,400
*	Banca Popolare di Sondrio SCPA	126,467	531,724
	Banca Profilo SpA	114,968	31,709
*	Banca Sistema SpA	15,855	39,642
	Banco BPM SpA	341,121	970,216
	Banco di Desio e della Brianza SpA	6,054	20,802

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	BasicNet SpA	3,469	$19,050
	BF SpA	2,247	10,101
	BFF Bank SpA	3,503	31,365
*	BPER Banca	263,772	601,008
	Buzzi Unicem SpA	23,183	618,558
*	Cairo Communication SpA	21,556	46,270
	Cementir Holding NV	12,612	140,740
*	Cerved Group SpA	16,921	198,497
*	CIR SpA-Compagnie Industriali	227,785	128,604
	CNH Industrial NV	91,092	1,352,221
*	Credito Emiliano SpA	22,870	141,182
	Danieli & C Officine Meccaniche SpA	8,100	129,740
	Danieli & C Officine Meccaniche SpA	3,068	75,280
	Datalogic SpA	2,805	57,667
	De’ Longhi SpA	6,379	278,826
*	Elica SpA	8,847	36,575
*	Emak SpA	24,049	40,142
	Enav SpA	18,351	85,172
	ERG SpA	13,082	391,060
*	Esprinet SpA	7,745	125,449
*	Fincantieri SpA	128,750	99,314
*	FNM SpA	40,686	32,252
*	Freni Brembo SpA	20,191	251,284
*	Geox SpA	17,855	19,112
*	Guala Closures SpA	5,831	58,247
	Hera SpA	83,199	334,797
*	Illimity Bank SpA	7,414	86,715
*	IMMSI SpA	62,616	35,059
*	IVS Group SA	2,689	20,001
	La Doria SpA	3,265	67,166
	Leonardo SpA	74,629	609,022
*	Mediaset SpA	91,865	293,334
*	Mediobanca Banca di Credito Finanziario SpA	137,838	1,556,811
	Openjobmetis SpA agenzia per il lavoro	2,188	22,930
*	OVS SpA	48,268	97,387
	Piaggio & C SpA	31,714	122,818
*	Pirelli & C SpA	85,485	480,311
	Poste Italiane SpA	69,400	908,524
*	Prima Industrie SpA	832	20,901
	Prysmian SpA	19,391	606,678
	Reno de Medici SpA	44,457	55,915
*	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	13,212
	Sabaf SpA	1,836	49,677
	Saipem SpA	154,322	355,822
*	Saras SpA	156,519	107,950
*	Societa Cattolica di Assicurazioni SC	29,866	177,033
*	Sogefi SpA	11,260	19,129
	SOL SpA	4,301	85,277
	Telecom Italia SpA	1,859,543	1,019,532
	Telecom Italia SpA	1,196,338	701,726
	Tenaris SA	58,105	623,058
	Tenaris SA, ADR	8,645	184,830
*	Tod’s SpA	1,877	88,305
*	Unieuro SpA	1,499	43,562
*	Unipol Gruppo SpA	104,593	571,613
	UnipolSai Assicurazioni SpA	88,592	275,132
	Webuild SpA	29,497	63,529

TOTAL ITALY			18,614,558

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (13.5%)
	77 Bank, Ltd. (The)	15,800	$198,439
	Achilles Corp.	4,400	56,200
	ADEKA Corp.	23,100	449,561
	Advan Co., Ltd.	1,400	11,931
	AEON Financial Service Co., Ltd.	23,200	264,094
	AFC-HD AMS Life Science Co., Ltd.	1,800	16,496
	Agro-Kanesho Co., Ltd.	900	11,893
	AGS Corp.	1,900	13,955
	Ahresty Corp.	4,400	18,775
	Aichi Bank, Ltd. (The)	2,300	58,826
	Aichi Steel Corp.	3,100	94,871
	Aichi Tokei Denki Co., Ltd.	600	23,044
	Aida Engineering, Ltd.	13,400	112,650
	Aiful Corp.	69,000	198,515
	Air Water, Inc.	31,400	519,379
	Airport Facilities Co., Ltd.	7,000	38,896
	Aisan Industry Co., Ltd.	11,200	79,219
	Akatsuki Corp.	5,800	18,500
*	Akebono Brake Industry Co., Ltd.	14,700	24,802
	Akita Bank, Ltd. (The)	4,400	55,310
	Albis Co., Ltd.	1,200	25,948
	Alconix Corp.	7,000	96,319
	Alinco, Inc.	4,500	41,118
	Alpen Co., Ltd.	4,900	104,498
	Alpha Corp.	2,400	26,148
	Alps Alpine Co., Ltd.	39,800	482,246
	Alps Logistics Co., Ltd.	4,800	41,043
	Amada Co., Ltd.	24,708	267,993
	Amiyaki Tei Co., Ltd.	500	12,851
	Anabuki Kosan, Inc.	1,200	22,502
	Anest Iwata Corp.	1,400	12,491
	AOI TYO Holdings, Inc.	6,500	36,376
	AOKI Holdings, Inc.	11,700	65,012
	Aomori Bank, Ltd. (The)	5,600	117,030
*	Aoyama Trading Co., Ltd.	13,000	98,308
	Aozora Bank, Ltd.	29,700	639,468
	Arakawa Chemical Industries, Ltd.	5,500	60,754
	Arata Corp.	3,400	138,279
	Arcland Sakamoto Co., Ltd.	3,000	40,941
	Arcs Co., Ltd.	10,200	219,502
	Arealink Co., Ltd.	3,400	39,080
	Artnature, Inc.	3,600	21,838
	Asahi Co., Ltd.	4,200	56,299
	Asahi Kogyosha Co., Ltd.	1,300	34,013
	Asahi Printing Co., Ltd.	3,000	25,553
	Asahi Yukizai Corp.	4,500	56,176
	Asanuma Corp.	1,800	73,183
	Asax Co., Ltd.	2,400	15,061
*	Ashimori Industry Co., Ltd.	900	8,371
	Asia Pile Holdings Corp.	10,700	49,775
	ASKA Pharmaceutical Holdings Co., Ltd.	5,900	74,151
	Autobacs Seven Co., Ltd.	13,100	175,491
	Avantia Co., Ltd.	2,800	23,233
	Awa Bank, Ltd. (The)	10,000	201,803
	Bando Chemical Industries, Ltd.	9,500	62,036
	Bank of Iwate, Ltd. (The)	4,300	79,908
	Bank of Kochi, Ltd. (The)	1,000	7,552
	Bank of Nagoya, Ltd. (The)	3,400	84,581
	Bank of Okinawa, Ltd. (The)	6,580	161,388

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bank of Saga, Ltd. (The)	4,300	$53,267
	Bank of the Ryukyus, Ltd.	13,200	84,715
	Bank of Toyama, Ltd. (The)	700	17,683
	Belluna Co., Ltd.	13,900	147,101
	Benesse Holdings, Inc.	10,200	225,235
	Brother Industries, Ltd.	13,500	286,242
	Bunka Shutter Co., Ltd.	14,200	124,309
	C Uyemura & Co., Ltd.	900	61,937
	Canon Electronics, Inc.	5,000	79,953
	Carlit Holdings Co., Ltd.	5,500	35,219
	Cawachi, Ltd.	4,800	103,251
	Central Glass Co., Ltd.	11,100	228,854
	Central Sports Co., Ltd.	1,000	21,655
	Chiba Bank, Ltd. (The)	113,800	711,615
	Chiba Kogyo Bank, Ltd. (The)	17,300	41,677
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,100	61,788
	Chino Corp.	1,700	20,375
	Chiyoda Co., Ltd.	4,700	37,678
	Chodai Co., Ltd.	700	11,032
	Chori Co., Ltd.	3,100	42,597
	Chubu Shiryo Co., Ltd.	5,400	67,382
*	Chuetsu Pulp & Paper Co., Ltd.	2,000	22,280
	Chugai Ro Co., Ltd.	2,700	52,500
	Chugoku Bank, Ltd. (The)	30,900	244,620
	Chugoku Marine Paints, Ltd.	7,700	69,417
	Chukyo Bank, Ltd. (The)	3,300	50,479
	Chuo Gyorui Co., Ltd.	500	14,052
	CI Takiron Corp.	9,000	55,923
	Citizen Watch Co., Ltd.	75,400	253,705
	CK-San-Etsu Co., Ltd.	400	13,275
	Cleanup Corp.	6,800	33,145
	CMIC Holdings Co., Ltd.	1,800	26,344
*	CMK Corp.	16,000	64,082
	Coca-Cola Bottlers Japan Holdings, Inc.	27,800	444,813
	Concordia Financial Group, Ltd.	124,700	468,808
	CONEXIO Corp.	1,800	22,857
	Cosel Co., Ltd.	6,800	66,072
	Cosmo Energy Holdings Co., Ltd.	16,700	357,728
	Cosmos Initia Co., Ltd.	2,700	11,373
	Create Medic Co., Ltd.	1,500	13,787
	Credit Saison Co., Ltd.	44,400	511,865
	CTI Engineering Co., Ltd.	3,300	74,543
	Dai Nippon Toryo Co., Ltd.	7,200	56,339
	Daicel Corp.	53,400	412,623
	Dai-Dan Co., Ltd.	3,600	90,009
	Daido Kogyo Co., Ltd.	2,100	16,349
	Daido Metal Co., Ltd.	12,900	65,724
	Daido Steel Co., Ltd.	7,800	370,083
	Daihatsu Diesel Manufacturing Co., Ltd.	4,600	20,983
	Daiho Corp.	5,000	181,004
	Daiichi Jitsugyo Co., Ltd.	2,100	80,979
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,600	79,356
	Daiken Corp.	3,200	60,354
	Daiki Aluminium Industry Co., Ltd.	8,400	74,927
	Daikoku Denki Co., Ltd.	2,500	20,947
	Daikyonishikawa Corp.	8,700	60,094
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,500	72,426
	Daishi Hokuetsu Financial Group, Inc.	8,750	188,205
	Daishinku Corp.	1,700	37,593

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daisue Construction Co., Ltd.	3,500	$30,833
	Daito Bank, Ltd. (The)	2,700	15,046
	Daito Pharmaceutical Co., Ltd.	2,300	72,977
	Daitron Co., Ltd.	2,700	46,016
	Daiwabo Holdings Co., Ltd.	8,000	125,122
	DCM Holdings Co., Ltd.	27,900	278,232
	Denka Co., Ltd.	13,200	516,945
	Denyo Co., Ltd.	2,200	40,285
	DIC Corp.	19,000	485,622
	Digital Holdings, Inc.	900	15,448
	DKK-Toa Corp.	3,400	25,532
	DKS Co., Ltd.	1,200	39,928
	Doutor Nichires Holdings Co., Ltd.	8,000	119,440
	Dowa Holdings Co., Ltd.	7,700	321,813
	Duskin Co., Ltd.	4,600	109,263
	Eagle Industry Co., Ltd.	8,000	84,940
	Ebara Foods Industry, Inc.	1,400	33,694
	EDION Corp.	22,000	233,992
	EF-ON, Inc.	5,900	55,411
	Ehime Bank, Ltd. (The)	9,000	74,161
	Eidai Co., Ltd.	8,000	23,645
	Eizo Corp.	4,100	152,341
	Elematec Corp.	5,800	65,234
	Endo Lighting Corp.	2,400	14,931
	Enomoto Co., Ltd.	800	14,873
	Enshu, Ltd.	1,100	9,234
	EPS Holdings, Inc.	8,000	85,695
	Eslead Corp.	2,300	33,275
	ESPEC Corp.	4,300	74,355
	Exedy Corp.	8,500	122,040
	FALCO HOLDINGS Co., Ltd.	2,300	35,140
	FCC Co., Ltd.	9,800	157,718
	Feed One Co., Ltd.	7,100	55,847
	Ferrotec Holdings Corp.	12,300	274,353
	FIDEA Holdings Co., Ltd.	59,200	67,201
	First Bank of Toyama, Ltd. (The)	14,900	38,181
	First Brothers Co., Ltd.	1,800	16,335
	First Juken Co., Ltd.	2,300	26,524
	FJ Next Co., Ltd.	3,800	35,476
	Foster Electric Co., Ltd.	7,000	74,850
	France Bed Holdings Co., Ltd.	5,300	43,773
	F-Tech, Inc.	4,900	31,110
	Fudo Tetra Corp.	3,700	63,042
	Fuji Co., Ltd.	5,600	105,848
	Fuji Corp., Ltd.	6,900	43,315
*	Fuji Oil Co., Ltd.	15,000	31,793
	Fuji Pharma Co., Ltd.	2,800	30,663
	Fujibo Holdings, Inc.	2,500	101,375
	Fujicco Co., Ltd.	3,700	65,006
	Fujikura Composites, Inc.	6,200	26,851
	Fujikura Kasei Co., Ltd.	7,900	38,387
*	Fujikura, Ltd.	71,000	365,991
	Fujimori Kogyo Co., Ltd.	4,300	162,058
	Fujisash Co., Ltd.	25,800	18,647
	Fujiya Co., Ltd.	2,400	47,065
	FuKoKu Co., Ltd.	3,700	26,749
	Fukuda Corp.	2,100	90,336
	Fukuda Denshi Co., Ltd.	2,100	166,868
	Fukui Bank, Ltd. (The)	5,500	85,715

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fukuoka Financial Group, Inc.	39,760	$678,139
	Fukuyama Transporting Co., Ltd.	4,100	157,341
	Furukawa Co., Ltd.	9,300	105,333
	Furukawa Electric Co., Ltd.	20,100	533,149
	Furuno Electric Co., Ltd.	7,300	71,193
	Furusato Industries, Ltd.	3,200	37,762
	Fuso Pharmaceutical Industries, Ltd.	2,300	49,708
	Futaba Industrial Co., Ltd.	17,000	80,646
	Fuyo General Lease Co., Ltd.	5,200	346,457
	Gecoss Corp.	3,600	29,448
	Geo Holdings Corp.	7,800	80,969
	GL Sciences, Inc.	2,600	62,328
	GLOBERIDE, Inc.	2,000	78,856
	Glory, Ltd.	12,500	268,370
	Glosel Co., Ltd.	6,000	23,092
	Godo Steel, Ltd.	3,100	49,771
	Grandy House Corp.	4,100	16,879
	GS Yuasa Corp.	10,700	289,634
	GSI Creos Corp.	1,800	19,290
	G-Tekt Corp.	5,700	72,690
	Gunma Bank, Ltd. (The)	95,300	311,760
	Gunze, Ltd.	4,600	163,015
	H2O Retailing Corp.	21,500	168,464
	Hachijuni Bank, Ltd. (The)	73,100	249,917
	Hagihara Industries, Inc.	2,900	37,625
	Hagiwara Electric Holdings Co., Ltd.	1,800	42,601
	Hagoromo Foods Corp.	500	14,307
	Hakudo Co., Ltd.	1,700	26,099
	Hakuto Co., Ltd.	4,700	53,587
	Hamakyorex Co., Ltd.	2,500	70,353
	Hanwa Co., Ltd.	10,100	300,121
	Happinet Corp.	3,600	48,597
	Hard Off Corp. Co., Ltd.	3,900	27,332
	Harima Chemicals Group, Inc.	4,400	36,936
	Haruyama Holdings, Inc.	2,000	12,077
	Haseko Corp.	45,900	615,714
	Hazama Ando Corp.	38,400	293,055
	Heiwa Corp.	9,500	161,053
	Heiwa Real Estate Co., Ltd.	8,500	289,454
	Heiwado Co., Ltd.	8,700	176,892
	Helios Techno Holding Co., Ltd.	4,900	16,049
	Hino Motors, Ltd.	65,800	552,266
	Hirakawa Hewtech Corp.	4,100	49,510
	Hirogin Holdings, Inc.	71,000	392,478
*	Hiroshima Electric Railway Co., Ltd.	3,200	27,758
	Hitachi Zosen Corp.	53,500	404,603
	Hochiki Corp.	1,900	22,027
	Hodogaya Chemical Co., Ltd.	1,500	58,376
	Hogy Medical Co., Ltd.	3,600	108,781
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	22,818
	Hokkan Holdings, Ltd.	2,600	33,706
	Hokko Chemical Industry Co., Ltd.	4,000	37,279
	Hokkoku Bank, Ltd. (The)	6,200	138,070
	Hokuetsu Corp.	39,600	205,436
	Hokuetsu Industries Co., Ltd.	1,100	10,677
	Hokuhoku Financial Group, Inc.	32,600	274,683
	Hokuriku Electric Industry Co., Ltd.	2,500	20,934
	Hokuto Corp.	4,500	81,828
	Honda Tsushin Kogyo Co., Ltd.	5,600	25,124

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	H-One Co., Ltd.	5,000	$36,063
	Honeys Holdings Co., Ltd.	4,700	45,721
	Hoosiers Holdings	10,600	63,878
	Hosokawa Micron Corp.	600	34,160
	Howa Machinery, Ltd.	3,900	32,824
	Hyakugo Bank, Ltd. (The)	56,700	164,532
	Hyakujushi Bank, Ltd. (The)	6,600	92,066
	Ichiken Co., Ltd.	1,200	20,673
	Ichikoh Industries, Ltd.	5,200	33,339
	Ichinen Holdings Co., Ltd.	5,400	62,976
	Ichiyoshi Securities Co., Ltd.	11,700	66,377
	IDEA Consultants, Inc.	1,600	26,368
*	IHI Corp.	25,700	519,004
	Iino Kaiun Kaisha, Ltd.	25,600	127,991
	IJTT Co., Ltd.	6,900	34,686
	Ikegami Tsushinki Co., Ltd.	800	6,278
*	Imagica Group, Inc.	6,500	30,200
	Imasen Electric Industrial	1,200	7,772
	Inaba Denki Sangyo Co., Ltd.	9,300	217,490
	Inaba Seisakusho Co., Ltd.	2,700	36,235
	Inabata & Co., Ltd.	12,100	182,324
	Ines Corp.	4,600	59,107
	Inui Global Logistics Co., Ltd.	2,900	29,725
	I-O Data Device, Inc.	2,400	23,738
	I-PEX, Inc.	1,900	32,433
*	Iseki & Co., Ltd.	6,200	88,212
	Isetan Mitsukoshi Holdings, Ltd.	80,100	561,228
	Ishihara Sangyo Kaisha, Ltd.	10,300	85,755
	Itochu Enex Co., Ltd.	13,800	131,644
	Itochu-Shokuhin Co., Ltd.	1,600	72,271
	Itoham Yonekyu Holdings, Inc.	27,500	176,917
	Itoki Corp.	10,300	35,264
	IwaiCosmo Holdings, Inc.	6,600	107,436
	Iwaki & Co., Ltd.	6,000	40,239
	Iwaki Co., Ltd.	1,500	13,005
	Iwasaki Electric Co., Ltd.	1,300	17,716
	Iyo Bank, Ltd. (The)	34,100	188,085
	Izumi Co., Ltd.	5,700	226,927
	J Front Retailing Co., Ltd.	53,900	514,655
*	J Trust Co., Ltd.	19,100	41,937
	Jaccs Co., Ltd.	6,700	131,036
*	Jalux, Inc.	1,300	19,488
*	Jamco Corp.	1,000	8,412
	Janome Sewing Machine Co., Ltd.	6,900	48,402
	Japan Asia Group, Ltd.	6,900	58,234
	Japan Aviation Electronics Industry, Ltd.	8,800	157,088
*	Japan Cash Machine Co., Ltd.	5,700	30,654
*	Japan Display, Inc.	140,800	59,065
	Japan Oil Transportation Co., Ltd.	700	16,797
	Japan Pulp & Paper Co., Ltd.	3,300	109,548
	Japan Securities Finance Co., Ltd.	25,400	187,431
	Japan Transcity Corp.	10,000	45,394
	Japan Wool Textile Co., Ltd. (The)	13,100	117,062
	JGC Holdings Corp.	44,100	504,133
	Jimoto Holdings, Inc.	5,050	31,864
	JK Holdings Co., Ltd.	2,700	19,722
	JMS Co., Ltd.	5,000	46,245
*	Joban Kosan Co., Ltd.	2,000	25,801
	J-Oil Mills, Inc.	5,000	84,490

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Joshin Denki Co., Ltd.	5,300	$133,915
	Joyful Honda Co., Ltd.	3,400	41,878
	JSP Corp.	3,800	61,846
	JTEKT Corp.	50,400	454,593
	Juki Corp.	9,300	73,512
	Juroku Bank, Ltd. (The)	8,000	147,686
	JVCKenwood Corp.	53,400	116,066
	Kaga Electronics Co., Ltd.	4,900	108,032
	Kamei Corp.	5,900	60,523
	Kamigumi Co., Ltd.	14,700	286,415
	Kanaden Corp.	5,000	51,353
	Kanagawa Chuo Kotsu Co., Ltd.	1,300	43,147
	Kanamoto Co., Ltd.	7,200	176,634
	Kandenko Co., Ltd.	13,700	117,112
	Kaneka Corp.	11,200	436,215
	Kaneko Seeds Co., Ltd.	1,700	24,445
	Kanematsu Corp.	20,600	271,540
	Kanemi Co., Ltd.	400	10,813
	Kansai Super Market, Ltd.	3,800	35,926
	Kanto Denka Kogyo Co., Ltd.	11,000	86,693
*	Kasai Kogyo Co., Ltd.	7,400	29,426
	Katakura & Co-op Agri Corp.	1,200	13,223
	Kato Sangyo Co., Ltd.	6,100	178,958
	Kato Works Co., Ltd.	3,400	31,923
	Kawada Technologies, Inc.	1,400	56,234
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,500	43,681
*	Kawasaki Heavy Industries, Ltd.	32,900	789,658
	Kawata Manufacturing Co., Ltd.	1,900	15,782
	Keiyo Bank, Ltd. (The)	30,100	114,350
	Keiyo Co., Ltd.	8,600	56,213
	Kenko Mayonnaise Co., Ltd.	2,800	44,435
	KFC, Ltd.	700	13,150
	Kimura Unity Co., Ltd.	1,300	14,726
	Kinki Sharyo Co., Ltd. (The)	800	9,373
	Ki-Star Real Estate Co., Ltd.	1,500	50,207
	Kitagawa Corp.	2,800	38,475
	Kita-Nippon Bank, Ltd. (The)	2,100	34,295
	Kitano Construction Corp.	1,200	26,087
	Kitz Corp.	15,000	93,997
	Kiyo Bank, Ltd. (The)	16,700	219,650
	Koa Corp.	5,700	77,853
	Koatsu Gas Kogyo Co., Ltd.	9,700	61,265
	Kobe Steel, Ltd.	82,400	593,260
	Kohnan Shoji Co., Ltd.	7,000	189,341
	Kohsoku Corp.	2,700	34,484
	Kojima Co., Ltd.	7,900	64,200
	Kokusai Co., Ltd.	2,400	16,054
	Kokuyo Co., Ltd.	18,700	289,440
	KOMAIHALTEC, Inc.	1,200	21,584
	Komatsu Wall Industry Co., Ltd.	1,800	31,897
	Komehyo Holdings Co., Ltd.	2,800	24,138
	Komeri Co., Ltd.	9,400	241,311
	Konaka Co., Ltd.	7,500	22,612
	Kondotec, Inc.	4,200	38,424
	Konica Minolta, Inc.	108,300	614,234
	Konishi Co., Ltd.	3,800	58,239
	Konoike Transport Co., Ltd.	7,300	76,606
*	Kosaido Co., Ltd.	6,500	57,658
	Krosaki Harima Corp.	1,200	48,594

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KRS Corp.	1,800	$26,773
	K’s Holdings Corp.	30,100	410,633
	KU Holdings Co., Ltd.	2,600	23,115
	Kumagai Gumi Co., Ltd.	3,400	94,690
	Kumiai Chemical Industry Co., Ltd.	15,400	125,340
	Kurabo Industries, Ltd.	4,600	76,437
	Kuraray Co., Ltd.	48,800	530,466
	Kureha Corp.	4,900	331,421
	Kurimoto, Ltd.	3,200	49,691
	Kuriyama Holdings Corp.	2,000	12,757
*	KYB Corp.	5,400	144,381
	Kyodo Printing Co., Ltd.	2,200	54,373
	Kyoei Steel, Ltd.	6,200	86,750
	Kyokuto Boeki Kaisha, Ltd.	1,300	16,204
	Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	142,464
	Kyokuto Securities Co., Ltd.	7,000	51,393
	Kyokuyo Co., Ltd.	2,400	64,323
	KYORIN Holdings, Inc.	6,300	110,367
*	Kyoritsu Printing Co., Ltd.	3,700	4,434
	Kyosan Electric Manufacturing Co., Ltd.	12,300	45,364
	Kyowa Electronic Instruments Co., Ltd.	6,500	23,035
	Kyowa Leather Cloth Co., Ltd.	4,900	33,099
	Kyudenko Corp.	700	24,408
	Kyushu Financial Group, Inc.	71,900	280,046
	Kyushu Leasing Service Co., Ltd.	2,800	17,354
	Lintec Corp.	10,400	226,304
	Lonseal Corp.	700	9,530
	Look Holdings, Inc.	1,800	19,785
	Macnica Fuji Electronics Holdings, Inc.	13,100	263,947
	Macromill, Inc.	5,600	43,408
	Maeda Corp.	10,700	91,428
	Maeda Road Construction Co., Ltd.	5,900	113,446
	Makino Milling Machine Co., Ltd.	6,900	259,904
	Mandom Corp.	3,600	67,473
	Marubun Corp.	5,500	25,748
	Marudai Food Co., Ltd.	6,100	93,636
	Marufuji Sheet Piling Co., Ltd.	600	11,675
	Maruha Nichiro Corp.	7,600	174,010
	Maruka Corp.	2,200	40,387
	Marusan Securities Co., Ltd.	8,400	48,724
	Maruyama Manufacturing Co., Inc.	1,100	16,790
	Maruzen CHI Holdings Co., Ltd.	3,000	10,659
	Maruzen Co., Ltd.	600	12,247
	Maruzen Showa Unyu Co., Ltd.	2,900	84,402
	Matsuda Sangyo Co., Ltd.	4,300	87,347
	Max Co., Ltd.	3,200	49,003
*	Maxell Holdings, Ltd.	13,400	157,938
	Maxvalu Tokai Co., Ltd.	1,200	27,192
*	Mazda Motor Corp.	135,100	1,049,079
	Mebuki Financial Group, Inc.	242,580	529,289
	Megmilk Snow Brand Co., Ltd.	10,200	204,637
	Meidensha Corp.	8,700	184,534
	Meiji Electric Industries Co., Ltd.	2,000	25,790
	Meiji Shipping Co., Ltd.	2,800	12,466
	Meisei Industrial Co., Ltd.	10,700	74,921
	Meiwa Corp.	7,300	31,248
	Meiwa Estate Co., Ltd.	2,900	16,972
	Melco Holdings, Inc.	900	34,221
	Mercuria Investment Co., Ltd.	3,100	22,625

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Michinoku Bank, Ltd. (The)	5,400	$49,429
	Mie Kotsu Group Holdings, Inc.	2,800	12,087
	Mikuni Corp.	6,100	16,489
	Mimaki Engineering Co., Ltd.	2,200	12,966
	Ministop Co., Ltd.	3,600	46,938
	Mirai Industry Co., Ltd.	700	11,288
	Mirait Holdings Corp.	16,410	265,345
	Mitani Sangyo Co., Ltd.	7,800	28,809
	Mito Securities Co., Ltd.	18,500	51,894
*	Mitsuba Corp.	11,500	69,344
	Mitsubishi HC Capital, Inc.	111,180	638,965
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	44,066
	Mitsubishi Logistics Corp.	7,300	217,071
	Mitsubishi Materials Corp.	25,500	572,894
*	Mitsubishi Motors Corp.	82,200	222,710
*	Mitsubishi Paper Mills, Ltd.	7,800	24,565
	Mitsubishi Pencil Co., Ltd.	700	9,303
	Mitsubishi Research Institute, Inc.	1,300	49,041
	Mitsubishi Shokuhin Co., Ltd.	3,600	97,563
*	Mitsubishi Steel Manufacturing Co., Ltd.	4,700	34,644
*	Mitsui E&S Holdings Co., Ltd.	2,300	11,228
	Mitsui High-Tec, Inc.	3,700	143,681
	Mitsui Matsushima Holdings Co., Ltd.	1,600	13,664
	Mitsui Mining & Smelting Co., Ltd.	16,900	575,310
	Mitsui OSK Lines, Ltd.	29,200	1,173,960
	Mitsui Sugar Co., Ltd.	4,600	76,085
	Mitsui-Soko Holdings Co., Ltd.	5,900	119,189
	Miyaji Engineering Group, Inc.	1,600	33,653
	Miyazaki Bank, Ltd. (The)	4,600	92,958
	Miyoshi Oil & Fat Co., Ltd.	1,800	19,963
	Mizuho Leasing Co., Ltd.	7,400	221,420
	Mizuno Corp.	5,500	108,512
	Mochida Pharmaceutical Co., Ltd.	3,400	118,574
	MORESCO Corp.	2,000	19,847
	Morinaga Milk Industry Co., Ltd.	6,700	366,349
	Moriroku Holdings Co., Ltd.	900	16,635
	Morita Holdings Corp.	3,800	55,430
	Morito Co., Ltd.	4,900	27,110
	Morozoff, Ltd.	300	14,733
	Mory Industries, Inc.	1,800	41,343
	MRK Holdings, Inc.	10,200	13,332
	MrMax Holdings, Ltd.	8,500	50,681
	Mugen Estate Co., Ltd.	4,100	18,177
	Musashino Bank, Ltd. (The)	6,700	99,733
	Nachi-Fujikoshi Corp.	3,500	133,612
	Nafco Co., Ltd.	2,200	44,358
	Nagano Bank, Ltd. (The)	2,800	29,916
	Nagano Keiki Co., Ltd.	4,200	45,776
	Nagase & Co., Ltd.	29,500	444,575
	Nakabayashi Co., Ltd.	4,000	21,888
	Nakamuraya Co., Ltd.	900	31,303
	Nakayama Steel Works, Ltd.	8,000	31,618
	Nakayamafuku Co., Ltd.	4,300	18,893
	Nanto Bank, Ltd. (The)	8,500	142,139
	Natori Co., Ltd.	1,100	19,197
	NEC Capital Solutions, Ltd.	2,600	48,312
	Neturen Co., Ltd.	10,100	50,140
	NGK Spark Plug Co., Ltd.	23,400	390,775
	NHK Spring Co., Ltd.	49,600	366,314

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nicca Chemical Co., Ltd.	1,600	$15,444
	Nice Corp.	1,200	21,620
	Nichiban Co., Ltd.	1,300	22,018
	Nichicon Corp.	13,400	131,546
	Nichiden Corp.	3,900	73,603
	Nichiha Corp.	4,300	125,012
	Nichi-iko Pharmaceutical Co., Ltd.	12,600	105,571
	Nichirin Co., Ltd.	2,750	43,190
	Nihon Chouzai Co., Ltd.	1,200	19,466
	Nihon Denkei Co., Ltd.	1,400	17,424
	Nihon House Holdings Co., Ltd.	13,000	38,437
	Nihon Nohyaku Co., Ltd.	9,500	47,507
	Nihon Parkerizing Co., Ltd.	13,800	133,565
	Nihon Plast Co., Ltd.	4,500	23,126
	Nihon Tokushu Toryo Co., Ltd.	3,100	28,845
	Nihon Yamamura Glass Co., Ltd.	2,700	22,947
	Nikkato Corp.	2,400	15,174
	Nikkiso Co., Ltd.	9,800	100,771
	Nikko Co., Ltd.	1,600	10,510
	Nikkon Holdings Co., Ltd.	12,000	251,698
	Nikon Corp.	64,900	611,101
	Nippn Corp.	11,700	167,073
	Nippo Corp.	12,700	332,603
	Nippon Air Conditioning Services Co., Ltd.	1,600	10,743
	Nippon Carbide Industries Co., Inc.	2,300	28,073
	Nippon Carbon Co., Ltd.	1,100	46,139
	Nippon Chemical Industrial Co., Ltd.	1,800	48,242
*	Nippon Chemi-Con Corp.	5,000	78,613
	Nippon Chemiphar Co., Ltd.	500	10,362
	Nippon Coke & Engineering Co., Ltd.	52,300	47,838
	Nippon Commercial Development Co., Ltd.	2,200	33,764
	Nippon Concrete Industries Co., Ltd.	17,600	62,050
	Nippon Denko Co., Ltd.	35,700	120,520
	Nippon Densetsu Kogyo Co., Ltd.	9,100	147,650
	Nippon Dry-Chemical Co., Ltd.	1,400	21,328
	Nippon Electric Glass Co., Ltd.	23,200	587,038
	Nippon Filcon Co., Ltd.	3,100	14,116
	Nippon Kayaku Co., Ltd.	19,100	176,658
	Nippon Koei Co., Ltd.	3,200	86,456
	Nippon Light Metal Holdings Co., Ltd.	18,000	350,575
	Nippon Paper Industries Co., Ltd.	29,800	366,604
	Nippon Pillar Packing Co., Ltd.	4,100	66,373
	Nippon Piston Ring Co., Ltd.	2,200	21,956
	Nippon Road Co., Ltd. (The)	1,500	108,937
	Nippon Seisen Co., Ltd.	1,200	46,370
	Nippon Sharyo, Ltd.	500	10,671
	Nippon Signal Co., Ltd.	12,000	101,897
	Nippon Soda Co., Ltd.	6,600	191,610
	Nippon Steel Trading Corp.	4,400	155,465
	Nippon Suisan Kaisha, Ltd.	55,500	260,078
	Nippon Systemware Co., Ltd.	1,000	18,065
	Nippon Thompson Co., Ltd.	17,000	100,784
	Nippon Yakin Kogyo Co., Ltd.	4,400	75,754
	Nishimatsu Construction Co., Ltd.	15,600	415,231
	Nishimoto Co., Ltd.	400	9,365
	Nishi-Nippon Financial Holdings, Inc.	35,900	230,681
	Nishio Rent All Co., Ltd.	4,800	132,587
	Nissan Tokyo Sales Holdings Co., Ltd.	4,700	10,319
	Nissei Plastic Industrial Co., Ltd.	3,700	33,767

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nissha Co., Ltd.	8,000	$93,807
	Nisshin Oillio Group, Ltd. (The)	6,500	182,815
	Nisshinbo Holdings, Inc.	45,204	345,388
	Nissin Corp.	4,100	49,512
	Nissin Electric Co., Ltd.	8,100	89,317
	Nitta Gelatin, Inc.	3,800	22,137
	Nitto Fuji Flour Milling Co., Ltd.	400	26,745
	Nitto Kogyo Corp.	6,600	116,101
	Nitto Seiko Co., Ltd.	8,700	43,592
	Nittoc Construction Co., Ltd.	2,000	14,461
	Noda Corp.	1,700	12,975
	Nohmi Bosai, Ltd.	3,700	69,913
	Nojima Corp.	5,100	127,233
	NOK Corp.	24,800	319,620
	Nomura Real Estate Holdings, Inc.	28,500	702,597
	Noritake Co., Ltd.	3,000	99,281
	Noritsu Koki Co., Ltd.	6,100	144,190
	Noritz Corp.	9,000	134,026
	North Pacific Bank, Ltd.	76,400	197,517
	Nozawa Corp.	1,400	9,297
	NS United Kaiun Kaisha, Ltd.	2,900	60,618
*	NTN Corp.	104,500	296,893
	Oenon Holdings, Inc.	5,800	20,574
	Ogaki Kyoritsu Bank, Ltd. (The)	9,800	176,167
	Ohmoto Gumi Co., Ltd.	200	10,074
	Oiles Corp.	5,800	82,612
	Oita Bank, Ltd. (The)	4,300	74,133
	Okabe Co., Ltd.	10,500	70,366
	Okada Aiyon Corp.	1,100	11,757
	Okamoto Industries, Inc.	1,200	44,534
	Okamoto Machine Tool Works, Ltd.	800	24,245
	Okamura Corp.	11,100	137,888
	Okasan Securities Group, Inc.	40,200	167,199
	Oki Electric Industry Co., Ltd.	16,500	174,391
	OKUMA Corp.	6,000	323,954
	Okura Industrial Co., Ltd.	1,800	31,533
	Okuwa Co., Ltd.	6,100	65,417
	Olympic Group Corp.	2,600	18,234
	Onoken Co., Ltd.	5,000	59,745
	Onward Holdings Co., Ltd.	27,200	74,825
	Organo Corp.	400	26,782
	Orient Corp.	99,700	136,181
*	Oriental Shiraishi Corp.	12,500	33,626
	Origin Co., Ltd.	1,300	15,919
	Osaka Soda Co., Ltd.	3,100	69,991
*	OSAKA Titanium Technologies Co., Ltd.	5,100	44,129
	Osaki Electric Co., Ltd.	12,400	64,851
	OSG Corp.	7,900	131,753
	OUG Holdings, Inc.	600	15,286
	Pacific Industrial Co., Ltd.	12,200	131,215
	Pack Corp. (The)	1,300	32,419
	PAL GROUP Holdings Co., Ltd.	1,900	26,858
	Paltek Corp.	2,400	14,915
	Paramount Bed Holdings Co., Ltd.	7,600	150,804
	PC Depot Corp.	5,400	22,432
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	28,574
	Press Kogyo Co., Ltd.	29,000	84,643
	Pressance Corp.	3,500	51,462
	PS Mitsubishi Construction Co., Ltd.	8,400	49,482

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Punch Industry Co., Ltd.	4,100	$20,631
	Qol Holdings Co., Ltd.	1,000	12,561
	Raiznext Corp.	8,600	90,743
	Rasa Corp.	1,900	15,613
	Rasa Industries, Ltd.	1,600	32,077
	Raysum Co., Ltd.	4,400	34,037
	Rengo Co., Ltd.	31,200	258,953
	Resona Holdings, Inc.	30,381	125,067
	Resorttrust, Inc.	17,600	280,346
	Restar Holdings Corp.	3,100	54,775
	Retail Partners Co., Ltd.	7,200	79,411
	Rheon Automatic Machinery Co., Ltd.	1,100	11,630
	Riberesute Corp.	2,000	15,918
	Ricoh Leasing Co., Ltd.	4,200	133,242
*	Right On Co., Ltd.	6,100	37,463
	Riken Corp.	2,600	55,739
	Riken Keiki Co., Ltd.	2,600	66,165
	Riken Technos Corp.	11,500	50,697
	Riken Vitamin Co., Ltd.	3,400	42,327
	Riso Kagaku Corp.	1,500	18,143
	Rix Corp.	600	8,241
	Rokko Butter Co., Ltd.	1,400	20,368
	Roland DG Corp.	3,200	49,739
*	Ryobi, Ltd.	7,300	105,698
	Ryoden Corp.	4,800	71,873
	Ryosan Co., Ltd.	4,300	84,636
	S Foods, Inc.	3,000	89,289
	S LINE Co., Ltd.	1,800	14,941
	Sac’s Bar Holdings, Inc.	2,500	14,244
	Saizeriya Co., Ltd.	4,500	98,771
	Sakai Chemical Industry Co., Ltd.	4,000	69,067
	Sakai Heavy Industries, Ltd.	700	13,275
	Sakata INX Corp.	11,400	106,027
	Sala Corp.	16,900	94,138
	SAMTY Co., Ltd.	6,200	113,557
	San Holdings, Inc.	2,200	21,208
	San ju San Financial Group, Inc.	4,330	51,355
	San-A Co., Ltd.	3,300	126,731
	San-Ai Oil Co., Ltd.	16,300	182,893
	Sanei Architecture Planning Co., Ltd.	3,100	54,689
	Sangetsu Corp.	7,100	100,136
	San-In Godo Bank, Ltd. (The)	41,300	189,593
*	Sanken Electric Co., Ltd.	2,500	116,797
	Sanki Engineering Co., Ltd.	9,900	126,154
	Sanko Gosei, Ltd.	2,000	7,998
	Sanko Metal Industrial Co., Ltd.	1,000	22,780
	Sankyo Co., Ltd.	4,600	118,941
	Sankyo Tateyama, Inc.	7,700	57,888
	Sankyu, Inc.	7,400	315,908
	Sanoh Industrial Co., Ltd.	7,100	74,800
	Sansei Landic Co., Ltd.	1,300	9,649
	Sansei Technologies, Inc.	800	5,907
	Sansha Electric Manufacturing Co., Ltd.	4,900	40,948
	Sanshin Electronics Co., Ltd.	1,200	21,881
	Sanyo Chemical Industries, Ltd.	3,500	166,267
	Sanyo Denki Co., Ltd.	2,300	165,669
*	Sanyo Special Steel Co., Ltd.	4,600	69,661
	Sanyo Trading Co., Ltd.	4,600	45,020
	Sapporo Holdings, Ltd.	11,900	237,370

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sato Shoji Corp.	5,000	$44,370
	Satori Electric Co., Ltd.	4,200	30,548
	Sawada Holdings Co., Ltd.	6,000	39,316
	Sawai Group Holdings Co., Ltd.	6,200	298,399
	Saxa Holdings, Inc.	1,300	17,593
	SEC Carbon, Ltd.	600	40,001
	Secom Joshinetsu Co., Ltd.	945	33,690
*	Seibu Holdings, Inc.	18,800	202,172
	Seika Corp.	2,600	39,482
	Seikitokyu Kogyo Co., Ltd.	8,500	67,692
	Seiko Epson Corp.	26,900	458,957
	Seiko Holdings Corp.	7,000	123,625
	Seiko PMC Corp.	2,300	16,521
	Seino Holdings Co., Ltd.	40,000	550,017
	Sekisui Jushi Corp.	2,500	48,525
	Sekisui Kasei Co., Ltd.	8,100	42,413
	Senko Group Holdings Co., Ltd.	29,600	272,543
	Senshu Electric Co., Ltd.	2,300	71,595
	Senshu Ikeda Holdings, Inc.	62,500	96,623
	Seven Bank, Ltd.	115,000	247,643
	Shibaura Electronics Co., Ltd.	1,600	51,416
	Shibaura Machine Co., Ltd.	6,300	150,250
	Shibaura Mechatronics Corp.	900	49,181
	Shibusawa Warehouse Co., Ltd. (The)	3,100	59,202
	Shiga Bank, Ltd. (The)	11,600	229,261
	Shikibo, Ltd.	2,500	21,385
	Shikoku Bank, Ltd. (The)	9,600	61,376
	Shima Seiki Manufacturing, Ltd.	5,100	102,644
	Shimizu Bank, Ltd. (The)	2,700	39,132
	Shimojima Co., Ltd.	2,900	30,675
	Shin Nippon Air Technologies Co., Ltd.	1,100	21,674
	Shinagawa Refractories Co., Ltd.	1,700	46,515
*	Shindengen Electric Manufacturing Co., Ltd.	2,400	74,867
	Shin-Etsu Polymer Co., Ltd.	11,300	107,111
	Shinko Shoji Co., Ltd.	8,100	55,423
	Shinmaywa Industries, Ltd.	6,000	53,749
	Shinoken Group Co., Ltd.	5,100	54,582
*	Shinsei Bank, Ltd.	41,700	608,251
	Shinsho Corp.	1,500	30,909
	Shinwa Co., Ltd.	1,300	23,934
	Shizuki Electric Co., Inc.	3,000	17,026
	Shizuoka Bank, Ltd. (The)	80,200	615,413
	Shizuoka Gas Co., Ltd.	12,800	108,753
	Shofu, Inc.	1,900	34,906
	Showa Sangyo Co., Ltd.	2,500	67,594
	Siix Corp.	7,900	105,394
	Sinanen Holdings Co., Ltd.	2,300	62,761
	Sinfonia Technology Co., Ltd.	5,800	76,880
	Sinko Industries, Ltd.	3,700	76,176
	SK-Electronics Co., Ltd.	2,400	27,680
	SKY Perfect JSAT Holdings, Inc.	34,300	144,301
	SMK Corp.	1,500	35,908
	Soda Nikka Co., Ltd.	6,400	31,342
	Sodick Co., Ltd.	13,600	123,255
	Sojitz Corp.	284,400	849,544
	Soken Chemical & Engineering Co., Ltd.	1,600	30,472
	Space Co., Ltd.	2,320	18,872
	Space Value Holdings Co., Ltd.	7,300	49,817
	SPK Corp.	1,200	14,304

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	St Marc Holdings Co., Ltd.	2,500	$38,734
	Star Mica Holdings Co., Ltd.	2,000	20,151
	Starts Corp., Inc.	6,200	151,857
	Starzen Co., Ltd.	3,800	77,231
	Stella Chemifa Corp.	600	16,400
	Sugimoto & Co., Ltd.	2,800	57,830
	Sumida Corp.	7,600	77,587
	Suminoe Textile Co., Ltd.	1,700	31,161
	Sumitomo Bakelite Co., Ltd.	3,200	129,579
	Sumitomo Densetsu Co., Ltd.	4,000	84,918
	Sumitomo Forestry Co., Ltd.	31,100	718,100
	Sumitomo Heavy Industries, Ltd.	25,300	736,397
	Sumitomo Mitsui Construction Co., Ltd.	25,500	108,800
	Sumitomo Osaka Cement Co., Ltd.	6,100	193,727
*	Sumitomo Precision Products Co., Ltd.	600	11,875
	Sumitomo Riko Co., Ltd.	12,000	77,899
	Sumitomo Rubber Industries, Ltd.	49,154	608,917
	Sumitomo Seika Chemicals Co., Ltd.	2,600	92,436
	Sun Frontier Fudousan Co., Ltd.	8,200	71,577
	Suncall Corp.	7,300	29,898
	Sun-Wa Technos Corp.	2,500	25,082
	Suruga Bank, Ltd.	38,200	136,898
	Suzuki Co., Ltd.	3,000	32,467
	SWCC Showa Holdings Co., Ltd.	6,200	89,790
	T Hasegawa Co., Ltd.	7,700	143,861
*	T RAD Co., Ltd.	1,700	29,550
	T&K Toka Co., Ltd.	6,700	46,478
	Tachibana Eletech Co., Ltd.	4,500	64,413
	Tachikawa Corp.	2,800	33,207
	Tachi-S Co., Ltd.	8,500	88,412
	Tadano, Ltd.	27,900	283,651
	Taihei Dengyo Kaisha, Ltd.	4,000	97,154
	Taiheiyo Cement Corp.	28,100	705,499
	Taiheiyo Kouhatsu, Inc.	1,500	9,090
	Taiho Kogyo Co., Ltd.	6,200	54,752
	Taikisha, Ltd.	6,000	161,775
	Taiko Bank, Ltd. (The)	2,400	32,493
	Taisei Lamick Co., Ltd.	1,100	27,500
	Takamatsu Construction Group Co., Ltd.	4,100	77,334
	Takamatsu Machinery Co., Ltd.	2,400	15,872
	Takaoka Toko Co., Ltd.	3,700	50,720
	Takara & Co., Ltd.	1,900	31,913
	Takara Leben Co., Ltd.	18,900	60,585
	Takara Standard Co., Ltd.	10,400	146,565
	Takasago International Corp.	4,100	99,078
	Takasago Thermal Engineering Co., Ltd.	5,100	76,862
	Takashima & Co., Ltd.	700	11,199
	Takashimaya Co., Ltd.	42,400	468,723
*	Take And Give Needs Co., Ltd.	2,900	21,889
	TAKEBISHI Corp.	2,800	38,004
	Takeei Corp.	6,700	76,069
	Takihyo Co., Ltd.	1,600	27,294
	Takisawa Machine Tool Co., Ltd.	1,800	18,771
	Tamron Co., Ltd.	4,200	91,076
	Tamura Corp.	19,400	89,769
	Tatsuta Electric Wire and Cable Co., Ltd.	11,500	62,737
	Tayca Corp.	4,400	55,341
	Tbk Co., Ltd.	9,300	35,076
	TECHNO ASSOCIE Co., Ltd.	1,200	11,625

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Techno Medica Co., Ltd.	700	$10,412
	Teijin, Ltd.	44,800	737,609
	Tekken Corp.	3,900	65,260
	Toa Corp.	6,000	46,624
	Toa Corp.	4,300	96,546
	Toa Oil Co., Ltd.	2,000	49,657
	TOA ROAD Corp.	1,700	69,688
	Tobishima Corp.	5,740	57,469
	Tochigi Bank, Ltd. (The)	31,600	50,335
	Toda Corp.	4,300	30,699
*	Toda Kogyo Corp.	1,200	22,531
	Toenec Corp.	2,600	90,477
	Toho Acetylene Co., Ltd.	1,200	13,768
	Toho Bank, Ltd. (The)	50,500	98,443
	Toho Chemical Industry Co., Ltd.	3,000	13,658
*	Toho Co., Ltd.	2,100	33,151
	Toho Holdings Co., Ltd.	10,900	184,409
	Toho Titanium Co., Ltd.	4,300	39,526
	Toho Zinc Co., Ltd.	3,500	72,893
	Tohoku Bank, Ltd. (The)	2,800	26,576
	Tokai Corp.	3,400	74,787
	Tokai Lease Co., Ltd.	800	10,241
	Tokai Rika Co., Ltd.	17,000	275,207
	Tokai Tokyo Financial Holdings, Inc.	50,500	189,711
	Tokushu Tokai Paper Co., Ltd.	2,500	100,777
	Tokuyama Corp.	5,300	119,767
	Tokyo Keiki, Inc.	3,800	36,273
	Tokyo Kiraboshi Financial Group, Inc.	7,500	81,589
	Tokyo Rakutenchi Co., Ltd.	900	35,173
*	Tokyo Rope Manufacturing Co., Ltd.	1,000	9,515
	Tokyo Sangyo Co., Ltd.	4,000	21,971
	Tokyo Steel Manufacturing Co., Ltd.	14,400	139,822
	Tokyo Tatemono Co., Ltd.	34,000	503,380
	Tokyo Tekko Co., Ltd.	3,100	53,922
*	Tokyo Theatres Co., Inc.	3,000	33,846
	Tokyu Construction Co., Ltd.	14,500	75,048
	Tokyu Fudosan Holdings Corp.	118,800	661,232
	Tokyu Recreation Co., Ltd.	600	26,601
	Toli Corp.	12,400	28,123
	Tomato Bank, Ltd.	3,100	29,168
	Tomen Devices Corp.	800	28,723
	Tomoe Corp.	6,700	22,618
	Tomoe Engineering Co., Ltd.	2,300	43,795
*	Tomoegawa Co., Ltd.	1,400	10,101
	Tomoku Co., Ltd.	3,200	52,105
	TOMONY Holdings, Inc.	44,100	118,777
	Tonami Holdings Co., Ltd.	1,600	77,772
	Topre Corp.	9,300	124,471
	Topy Industries, Ltd.	4,300	52,055
	Torex Semiconductor, Ltd.	800	13,404
	Torishima Pump Manufacturing Co., Ltd.	5,200	41,860
	Tosei Corp.	9,200	91,073
	Totech Corp.	600	16,078
	Totetsu Kogyo Co., Ltd.	3,400	78,802
	Tottori Bank, Ltd. (The)	3,000	30,797
	Towa Bank, Ltd. (The)	9,700	53,915
	Towa Pharmaceutical Co., Ltd.	4,900	101,455
	Toyo Construction Co., Ltd.	22,200	119,043
	Toyo Denki Seizo K.K.	1,900	21,879

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Toyo Engineering Corp.	4,800	$30,766
	Toyo Ink SC Holdings Co., Ltd.	9,600	177,230
	Toyo Kanetsu K.K.	1,800	41,249
	Toyo Logistics Co., Ltd.	6,200	17,865
	Toyo Machinery & Metal Co., Ltd.	5,300	25,432
	Toyo Securities Co., Ltd.	18,000	27,724
	Toyo Seikan Group Holdings, Ltd.	30,600	358,642
	Toyo Tanso Co., Ltd.	4,200	82,402
	Toyo Tire Corp.	18,400	336,650
	Toyo Wharf & Warehouse Co., Ltd.	1,800	24,836
	Toyobo Co., Ltd.	24,100	291,564
	Toyoda Gosei Co., Ltd.	15,500	379,909
	Toyota Boshoku Corp.	16,000	298,505
	TPR Co., Ltd.	6,800	97,587
	Tsubaki Nakashima Co., Ltd.	7,300	108,879
	Tsubakimoto Chain Co.	7,600	203,778
	Tsubakimoto Kogyo Co., Ltd.	1,000	31,416
*	Tsudakoma Corp.	800	6,617
*	Tsukada Global Holdings, Inc.	5,400	16,796
	Tsukishima Kikai Co., Ltd.	7,700	85,286
	Tsukuba Bank, Ltd.	24,100	37,506
	Tsurumi Manufacturing Co., Ltd.	4,800	75,977
	Tv Tokyo Holdings Corp.	3,900	79,062
*	UACJ Corp.	9,500	220,410
	Ube Industries, Ltd.	30,400	614,704
	Ueki Corp.	1,000	13,737
	Uniden Holdings Corp.	2,100	48,997
	Union Tool Co.	1,500	47,488
	Unipres Corp.	9,300	89,271
	United Super Markets Holdings, Inc.	12,200	123,437
	UNITED, Inc.	2,700	32,022
*	Universal Entertainment Corp.	5,700	138,663
	Urbanet Corp. Co., Ltd.	7,300	20,701
	Utoc Corp.	3,300	15,650
	Valor Holdings Co., Ltd.	8,000	170,902
	Valqua, Ltd.	1,300	24,681
	Vertex Corp.	1,000	23,409
	Vital KSK Holdings, Inc.	12,300	79,060
	VT Holdings Co., Ltd.	16,200	62,475
	Wacoal Holdings Corp.	9,300	209,945
	Wakachiku Construction Co., Ltd.	3,700	43,103
	Wakita & Co., Ltd.	11,300	108,759
	Warabeya Nichiyo Holdings Co., Ltd.	3,900	69,415
	Watahan & Co., Ltd.	1,400	16,526
	Wood One Co., Ltd.	1,200	15,938
*	World Co., Ltd.	3,000	38,430
	Wowow, Inc.	1,000	24,368
	Xebio Holdings Co., Ltd.	8,300	65,779
	YAC Holdings Co., Ltd.	1,800	15,413
	Yachiyo Industry Co., Ltd.	3,600	21,368
	Yagi & Co., Ltd.	800	10,574
	Yahagi Construction Co., Ltd.	7,300	52,561
	YAMABIKO Corp.	11,300	121,978
	Yamagata Bank, Ltd. (The)	7,400	68,049
	Yamaguchi Financial Group, Inc.	56,328	333,170
	Yamanashi Chuo Bank, Ltd. (The)	8,100	61,296
	Yamashina Corp.	27,600	19,983
	Yamatane Corp.	1,500	19,847
	Yamaya Corp.	1,800	38,089

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamazawa Co., Ltd.	800	$12,515
	Yamazen Corp.	10,600	94,738
	Yashima Denki Co., Ltd.	4,000	34,770
	Yellow Hat, Ltd.	9,600	161,430
	Yokogawa Bridge Holdings Corp.	7,800	147,024
	Yokohama Reito Co., Ltd.	14,900	119,447
	Yokohama Rubber Co., Ltd. (The)	29,000	539,293
	Yondenko Corp.	1,000	29,563
	Yondoshi Holdings, Inc.	2,800	47,533
	Yorozu Corp.	6,400	69,351
	Yotai Refractories Co., Ltd.	5,200	50,003
*	Yuasa Funashoku Co., Ltd.	500	13,768
	Yuasa Trading Co., Ltd.	4,500	122,425
	Yurtec Corp.	11,800	84,219
	Yushin Precision Equipment Co., Ltd.	4,900	39,610
	Yushiro Chemical Industry Co., Ltd.	2,100	21,200
	Zuiko Corp.	2,300	22,485

TOTAL JAPAN			99,521,980

MALAYSIA — (0.6%)
#	Duopharma Biotech Bhd	49,073	34,093
#	Aeon Co. M Bhd	96,500	30,110
	AEON Credit Service M Bhd	9,100	27,526
	AFFIN Bank Bhd	80,542	34,381
#*	AirAsia Group Bhd	205,200	43,509
	Ajinomoto Malaysia Bhd	3,900	15,279
*	Alliance Bank Malaysia Bhd	160,800	101,982
	Allianz Malaysia Bhd	10,200	32,850
	AMMB Holdings Bhd	326,900	237,558
	ATA IMS Bhd	58,100	42,547
	Batu Kawan Bhd	13,700	61,872
*	Berjaya Assets Bhd	139,400	10,869
#*	Berjaya Corp. Bhd	528,042	43,143
	BIMB Holdings Bhd	81,700	77,316
#*	Boustead Holdings Bhd	106,008	15,261
*	Bumi Armada Bhd	415,900	41,261
#	Cahya Mata Sarawak Bhd	111,300	55,602
#	Comfort Glove Bhd	41,400	27,806
*	Cypark Resources Bhd	33,050	10,636
*	Dayang Enterprise Holdings Bhd	73,040	24,939
	DRB-Hicom Bhd	155,700	72,356
	Eco World Development Group Bhd	232,300	35,164
	Ekovest BHD	194,300	21,790
	Formosa Prosonic Industries Bhd	22,200	13,574
*	Gamuda Bhd	280,818	241,848
	Genting Malaysia Bhd	426,000	299,229
	George Kent Malaysia Bhd	66,200	13,075
#	Guan Chong Bhd	46,700	33,585
	Hai-O Enterprise Bhd	15,700	8,273
#	Hengyuan Refining Co. Bhd	35,300	46,167
	Hiap Teck Venture Bhd	188,100	29,107
	Hibiscus Petroleum Bhd	158,000	23,956
	Hong Leong Industries Bhd	10,900	25,140
*	IGB Bhd	51,450	35,260
	IJM Corp. Bhd	555,300	264,138
	IJM Plantations Bhd	7,000	3,092
	IOI Properties Group Bhd	201,749	67,394
#*	JAKS Resources Bhd	220,220	33,015
*	Jaya Tiasa Holdings Bhd	64,000	11,055

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Kenanga Investment Bank Bhd	44,700	$16,996
	Kerjaya Prospek Group Bhd	39,895	13,127
	Kim Loong Resources Bhd	32,700	11,558
*	KNM Group Bhd	444,200	19,903
	KPJ Healthcare Bhd	289,500	72,065
*	LBS Bina Group Bhd	122,590	14,797
	Leong Hup International Bhd	134,700	23,322
	Lii Hen Industries Bhd	15,400	12,851
	Lotte Chemical Titan Holding Bhd	70,600	55,579
	LPI Capital Bhd	9,800	33,049
	Magni-Tech Industries Bhd	28,266	15,925
	Magnum Bhd	144,430	74,365
	Mah Sing Group Bhd	217,100	54,467
#	Malayan Flour Mills Bhd	85,950	19,717
	Malaysia Airports Holdings Bhd	158,800	231,918
	Malaysia Building Society Bhd	242,426	37,240
	Malaysian Resources Corp. Bhd	373,000	40,916
	Matrix Concepts Holdings Bhd	66,750	30,929
#	Mega First Corp. Bhd	41,000	72,865
	MKH Bhd	42,400	14,157
	MMC Corp. Bhd	147,400	39,877
	MNRB Holdings Bhd	102,843	30,863
*	MPHB Capital Bhd	107,000	34,208
#	Muda Holdings Bhd	36,200	24,823
	Muhibbah Engineering M Bhd	57,500	14,013
*	Mulpha International Bhd	20,120	8,841
#	Padini Holdings Bhd	38,400	27,161
#	Paramount Corp. Bhd	41,580	8,367
#	Petron Malaysia Refining & Marketing Bhd	17,400	19,435
*	Sapura Energy Bhd	1,048,700	34,200
	Sarawak Oil Palms Bhd	45,385	41,606
	Scientex Bhd	86,700	88,690
	Serba Dinamik Holdings Bhd	205,400	82,949
	Sime Darby Bhd	398,600	219,831
	Sime Darby Property Bhd	390,900	63,377
#*	SP Setia Bhd Group	290,657	73,062
	Sunway Bhd	172,400	68,133
	Syarikat Takaful Malaysia Keluarga Bhd	41,700	45,367
	Ta Ann Holdings Bhd	39,440	27,213
#	Taliworks Corp. Bhd	69,900	14,322
	Tan Chong Motor Holdings Bhd	37,700	11,050
	Thong Guan Industries Bhd	26,000	16,289
	TIME dotCom Bhd	18,900	64,015
*	Tropicana Corp. Bhd	116,928	25,679
	TSH Resources Bhd	96,200	25,100
	UEM Edgenta Bhd	59,000	26,633
#*	UEM Sunrise Bhd	347,300	35,989
	UMW Holdings Bhd	60,200	48,460
#	United Malacca Bhd	15,200	18,917
	United Plantations Bhd	9,400	32,567
	UOA Development Bhd	124,600	55,940
#*	Velesto Energy Bhd	594,639	23,765
*	WCT Holdings Bhd	176,484	22,383
	Yinson Holdings Bhd	88,100	112,174
	YNH Property Bhd	52,616	35,429
#*	YTL Corp. Bhd	708,434	123,528

TOTAL MALAYSIA			4,755,760

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (0.8%)
	ALEATICA S.A.B. de C.V.	32,376	$32,764
	Alfa S.A.B. de C.V., Class A	346,918	241,817
	Alpek S.A.B. de C.V.	72,844	81,341
*	Banco del Bajio SA	121,511	193,091
*	Cemex S.A.B. de C.V.	2,301,987	1,818,225
*	Cia Minera Autlan S.A.B. de C.V.	33,523	21,514
*	Consorcio ARA S.A.B. de C.V.	158,657	40,728
*	Controladora Nemak SAB de CV	543,297	74,560
*	Corp. Actinver S.A.B. de C.V.	15,000	7,405
*	Corpovael S.A. de C.V.	10,092	1,888
*	Credito Real S.A.B. de C.V. Sofom ER	65,673	29,826
	Cydsa S.A.B. de C.V.	1,721	1,185
	El Puerto de Liverpool S.A.B. de C.V., Class C1	23,036	97,070
*	Gentera S.A.B. de C.V.	134,521	68,001
*	Grupo Carso S.A.B. de C.V.	25,714	73,244
	Grupo Cementos de Chihuahua S.A.B. de C.V.	27,500	193,995
	Grupo Comercial Chedraui S.A. de C.V.	87,962	137,043
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	209,469	195,437
	Grupo Herdez S.A.B. de C.V.	18,613	39,051
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	34,842	8,428
	Grupo Industrial Saltillo S.A.B. de C.V.	37,531	50,950
	Grupo Lala S.A.B. de C.V.	61,411	45,050
	Grupo Rotoplas S.A.B. de C.V.	19,309	34,315
*	Grupo Sanborns S.A.B. de C.V.	56,188	51,869
	Grupo Simec S.A.B. de C.V., Class B	17,895	87,015
*	Grupo Televisa S.A.B., Sponsored ADR	7,020	86,908
*	Grupo Televisa S.A.B.	159,470	397,317
*	Hoteles City Express S.A.B. de C.V.	61,700	23,484
	Industrias Bachoco S.A.B. de C.V.	31,651	117,185
	Industrias CH S.A.B. de C.V.	36,248	250,499
*	Industrias Penoles S.A.B. de C.V.	15,986	205,363
	La Comer S.A.B. de C.V.	88,702	165,958
	Megacable Holdings S.A.B. de C.V.	61,160	223,934
*	Minera Frisco S.A.B. de C.V., Class A1	115,113	24,833
*	Minera Frisco S.A.B. de C.V., Class A2	158,284	32,115
	Nemak S.A.B. de C.V.	128,545	37,694
	Orbia Advance Corp. S.A.B. de C.V.	140,399	392,704
	Organizacion Cultiba S.A.B. de C.V.	69,200	43,043
*	Organizacion Soriana S.A.B. de C.V., Class B	40,351	35,596
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	22,470	172,898
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	1,500	8,006
*	Regional S.A.B. de C.V.	21,120	107,753
*	Unifin Financiera S.A.B. de C.V.	16,613	19,141
	Vitro S.A.B. de C.V.	22,198	28,491

TOTAL MEXICO			5,998,734

NETHERLANDS — (1.9%)
	Aalberts NV	8,902	480,938
*	ABN AMRO Bank NV	71,418	922,158
*	Accell Group NV	2,917	150,452
	Aegon NV	200,117	927,407
	Aegon NV	87,011	399,380
	APERAM SA	13,306	688,684
*	Arcadis NV	21,846	918,894
*	ArcelorMittal SA	11,100	325,119
	ASR Nederland NV	38,573	1,684,692
*	Boskalis Westminster	23,172	739,586
*	Brunel International NV	4,689	62,665
	ForFarmers NV	5,755	38,326

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Fugro NV	15,277	$159,034
	Heijmans NV	6,987	111,685
*	Hunter Douglas NV	991	81,010
*	Intertrust NV	8,499	157,361
	Kendrion NV	2,302	64,405
*	Koninklijke BAM Groep NV	74,029	205,000
	Koninklijke Vopak NV	13,369	612,143
*	Lucas Bols NV	1,767	25,096
	NN Group NV	40,617	2,025,913
*	OCI NV	5,175	120,610
	Ordina NV	26,153	108,940
	Randstad NV	1,896	136,800
	SBM Offshore NV	42,654	740,413
*	Signify NV	30,082	1,708,329
*	Sligro Food Group NV	4,529	143,607
	TKH Group NV	5,790	276,129
*	Van Lanschot Kempen NV	6,309	184,663

TOTAL NETHERLANDS			14,199,439

NEW ZEALAND — (0.4%)
*	Air New Zealand, Ltd.	129,552	160,968
	Arvida Group, Ltd.	70,904	91,091
	Chorus, Ltd.	69,895	339,052
*	Comvita, Ltd.	6,699	16,693
	EBOS Group, Ltd.	709	15,098
	Fletcher Building, Ltd.	136,916	711,815
	Heartland Group Holdings, Ltd.	70,976	91,717
*	Kathmandu Holdings, Ltd.	102,684	106,371
	Napier Port Holdings, Ltd.	4,261	10,845
*	NEW Zealand King Salmon Investments, Ltd.	7,515	8,938
*	New Zealand Refining Co., Ltd. (The)	37,173	13,784
*	NZME, Ltd.	28,793	16,180
	Oceania Healthcare, Ltd.	83,102	80,035
	PGG Wrightson, Ltd.	2,747	6,583
	Sanford, Ltd.	10,820	35,825
	Scales Corp., Ltd.	15,450	50,389
	Skellerup Holdings, Ltd.	27,001	89,680
*	SKY Network Television, Ltd.	264,812	32,185
*	SKYCITY Entertainment Group, Ltd.	136,942	349,710
	Steel & Tube Holdings, Ltd.	30,627	25,394
	Summerset Group Holdings, Ltd.	44,775	389,347
*	Tourism Holdings, Ltd.	19,890	36,636
*	TOWER, Ltd.	88,719	55,183
	Turners Automotive Group, Ltd.	14,592	38,616
*	Vista Group International, Ltd.	31,522	55,023
	Warehouse Group, Ltd. (The)	13,394	32,710
*	Z Energy, Ltd.	68,518	131,095

TOTAL NEW ZEALAND			2,990,963

NORWAY — (0.8%)
*	Akastor ASA	22,420	15,293
*	Aker Solutions ASA	63,851	111,118
	American Shipping Co., ASA	8,329	31,235
*	Archer, Ltd.	35,185	21,951
	Austevoll Seafood ASA	18,044	230,321
	Avance Gas Holding, Ltd.	7,335	38,510
*	Axactor SE	32,180	37,003
*	B2Holding ASA	51,404	54,849

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Bonheur ASA	5,585	$150,024
*	BW Energy, Ltd.	13,481	44,540
	BW LPG, Ltd.	25,720	190,280
	BW Offshore, Ltd.	28,748	114,952
*	DNO ASA	130,938	152,839
	FLEX LNG, Ltd.	5,388	63,475
	Frontline, Ltd.	19,067	145,979
	Golden Ocean Group, Ltd.	21,256	183,091
*	Grieg Seafood ASA	7,964	79,141
*	Kongsberg Automotive ASA	61,024	20,163
	Kongsberg Gruppen ASA	6,783	171,195
	Norwegian Finans Holding ASA	23,696	261,390
	Ocean Yield ASA	13,737	49,230
*	Odfjell Drilling, Ltd.	25,170	60,348
*	Odfjell SE, Class A	8,358	28,579
*	Otello Corp. ASA	32,773	129,705
*	Panoro Energy ASA	645	1,660
	Pareto Bank ASA	3,439	20,618
*	PGS ASA	101,345	69,835
	Protector Forsikring ASA	14,114	160,499
	Sbanken ASA	20,792	258,354
	Selvaag Bolig ASA	5,695	41,795
*	Shelf Drilling, Ltd.	17,494	9,588
*	Solon Eiendom ASA	2,972	12,719
	SpareBank 1 SR-Bank ASA	42,010	542,661
	Stolt-Nielsen, Ltd.	4,606	69,067
	Storebrand ASA	117,334	1,119,967
	Subsea 7 SA	58,964	596,184
	TGS NOPEC Geophysical Co., ASA	24,798	374,637
*	Wallenius Wilhelmsen ASA	9,122	30,492
*	XXL ASA	28,771	74,472

TOTAL NORWAY			5,767,759

PHILIPPINES — (0.2%)
	Alliance Global Group, Inc.	697,900	151,563
	Belle Corp.	514,000	15,261
*	Cebu Air, Inc.	41,100	41,322
*	CEMEX Holdings Philippines, Inc.	615,323	14,807
	China Banking Corp.	156,400	81,233
	Cosco Capital, Inc.	415,800	43,363
	DMCI Holdings, Inc.	440,600	48,521
*	East West Banking Corp.	126,750	25,932
	Filinvest Land, Inc.	2,215,000	50,092
	First Philippine Holdings Corp.	35,390	49,326
	GT Capital Holdings, Inc.	8,275	90,057
	LT Group, Inc.	166,200	46,300
	Megaworld Corp.	1,811,000	118,239
	Metropolitan Bank & Trust Co.	165,300	150,872
	Nickel Asia Corp.	201,000	23,113
	Petron Corp.	450,100	31,840
	Philex Mining Corp.	153,000	21,561
*	Philippine National Bank	69,743	45,098
*	Phoenix Petroleum Philippines, Inc.	68,700	17,543
	RFM Corp.	131,000	12,510
	Rizal Commercial Banking Corp.	55,220	20,953
	Robinsons Land Corp.	311,531	105,835
	Robinsons Retail Holdings, Inc.	38,480	41,987
	Security Bank Corp.	24,060	57,594
	Semirara Mining & Power Corp.	50,900	12,988

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Top Frontier Investment Holdings, Inc.	3,550	$9,913
	Union Bank of the Philippines	42,760	63,921
	Vista Land & Lifescapes, Inc.	767,200	56,000

TOTAL PHILIPPINES			1,447,744

POLAND — (0.3%)
	AB SA	1,594	24,013
*	Agora SA	7,238	14,998
*	Alior Bank SA	13,280	98,370
*	Alumetal SA	678	10,724
	Amica SA	1,012	40,400
	Apator SA	1,584	10,022
	Asseco Poland SA	6,936	128,690
*	Bank Handlowy w Warszawie SA	3,713	39,736
*	Bank Millennium SA	85,287	93,102
*	Bank Ochrony Srodowiska SA	6,254	14,014
*	Boryszew SA	12,442	10,408
*	Ciech SA	4,173	42,888
	ComArch SA	180	11,018
	Develia SA	100,947	81,212
*	Echo Investment SA	21,847	24,368
*	Enea SA	48,019	106,571
*	Fabryki Mebli Forte SA	2,722	35,946
*	Famur SA	22,901	14,775
*	Grupa Azoty SA	6,879	67,454
	Grupa Lotos SA	4,332	54,489
*	Jastrzebska Spolka Weglowa SA	6,760	53,867
	Kernel Holding SA	11,673	156,900
*	Lubelski Wegiel Bogdanka SA	1,672	10,101
*	mBank SA	1,977	122,288
*	Netia SA	26,226	40,091
*	PGE Polska Grupa Energetyczna SA	139,761	371,876
*	PKP Cargo SA	8,830	45,186
*	Tauron Polska Energia SA	263,439	234,650
*	VRG SA	30,608	27,890
	Wawel SA	130	20,772

TOTAL POLAND			2,006,819

PORTUGAL — (0.2%)
	Altri SGPS SA	20,536	160,337
*	Banco Comercial Portugues SA, Class R	2,555,957	382,195
	Galp Energia SGPS SA	10,920	125,741
	Navigator Co. SA (The)	67,353	226,959
	NOS SGPS SA	72,094	273,316
*	Novabase SGPS SA	2,420	11,721
	Semapa-Sociedade de Investimento e Gestao	7,977	115,783
	Sonae SGPS SA	291,158	272,578

TOTAL PORTUGAL			1,568,630

QATAR — (0.2%)
	Commercial Bank PSQC (The)	22,167	32,845
	Aamal Co.	303,573	78,817
	Al Khaleej Takaful Group QSC	19,900	20,956
	Al Khalij Commercial Bank PQSC	51,850	30,822
	Barwa Real Estate Co.	223,562	198,370
	Doha Bank QPSC	130,368	94,164
	Doha Insurance Co. QSC	77,894	42,360
*	Gulf International Services QSC	191,307	81,969

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mannai Corp. QSC	12,440	$13,543
	Mazaya Real Estate Development QPSC	439,951	140,929
	Ooredoo QPSC	6,290	12,236
	Qatar Industrial Manufacturing Co. QSC	30,129	24,396
*	Qatar Insurance Co. SAQ	121,596	83,653
	Qatar National Cement Co., QSC	45,228	63,586
*	Salam International Investment, Ltd. QSC	258,928	61,671
	United Development Co. QSC	333,291	145,142

TOTAL QATAR			1,125,459

RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	24,217	39,377
	Globaltrans Investment P.L.C., GDR	16,500	102,630
	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	253,490
*	Mail.Ru Group, Ltd., GDR	671	14,987
*	Mail.Ru Group, Ltd., GDR	12,264	273,487
	O’Key Group SA, GDR	7,059	5,280
	QIWI P.L.C., Sponsored ADR	5,700	60,135
	Ros Agro P.L.C., GDR	370	4,369
	Ros Agro P.L.C., GDR	14,413	169,785
	RusHydro PJSC, ADR	154,685	167,060
	VTB Bank PJSC, GDR	51,288	68,008

TOTAL RUSSIA			1,158,608

SAUDI ARABIA — (0.8%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	5,500	32,773
*	Al Alamiya for Cooperative Insurance Co.	138	941
	Al Babtain Power & Telecommunication Co.	4,511	47,823
*	Al Etihad Cooperative Insurance Co.	2,027	12,707
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,979	49,554
	Al Jouf Agricultural Development Co.	3,338	81,243
*	Al Jouf Cement Co.	17,106	63,544
	Al Khaleej Training and Education Co.	3,243	20,934
	Al Yamamah Steel Industries Co.	7,129	80,474
*	AlAbdullatif Industrial Investment Co.	9,672	52,491
*	AlJazira Takaful Ta’awuni Co.	8,258	61,108
	Arabian Cement Co.	5,348	60,148
	Arabian Pipes Co.	10,737	57,341
*	Arabian Shield Cooperative Insurance Co.	6,535	51,286
	Arriyadh Development Co.	5,777	34,749
*	Aseer Trading Tourism & Manufacturing Co.	6,616	42,520
	Astra Industrial Group	4,544	38,039
	Bank AlBilad	11,029	109,980
	Bank Al-Jazira	34,729	176,572
	Bawan Co.	5,600	54,274
	City Cement Co.	8,558	71,363
*	Dar Al Arkan Real Estate Development Co.	70,857	194,803
*	Dur Hospitality Co.	8,909	76,033
	Eastern Province Cement Co.	2,799	36,243
*	Emaar Economic City	42,215	120,492
*	Etihad Etisalat Co.	42,961	353,645
*	Fawaz Abdulaziz Al Hokair & Co.	36,671	211,142
	Fitaihi Holding Group	8,177	69,846
	Hail Cement Co.	26,274	134,729
*	Jazan Energy and Development Co.	2,144	12,684
*	Methanol Chemicals Co.	13,893	53,351
*	Middle East Healthcare Co.	1,173	11,695
*	Middle East Paper Co.	2,519	16,502

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mobile Telecommunications Co. Saudi Arabia	67,782	$273,118
	Najran Cement Co.	25,786	167,128
*	Nama Chemicals Co.	9,019	90,809
*	National Co., for Glass Manufacturing (The)	2,577	24,975
*	National Industrialization Co.	44,953	229,502
	National Medical Care Co.	1,080	16,562
	Northern Region Cement Co.	21,521	101,344
*	Red Sea International Co.	2,825	21,292
	Sahara International Petrochemical Co.	38,871	281,080
*	Saudi Ceramic Co.	11,541	153,728
*	Saudi Chemical Co., Holding	10,917	110,136
	Saudi Industrial Services Co.	7,212	90,737
	Saudi Investment Bank (The)	5,577	27,839
*	Saudi Kayan Petrochemical Co.	87,049	421,111
*	Saudi Printing & Packaging Co.	2,635	17,884
*	Saudi Public Transport Co.	1,174	7,584
*	Saudi Re for Cooperative Reinsurance Co.	12,802	48,351
*	Seera Group Holding	77,203	409,655
*	Tabuk Cement Co.	24,153	129,119
*	Takween Advanced Industries Co.	12,625	58,136
	Umm Al-Qura Cement Co.	4,244	35,496
	United Wire Factories Co.	7,007	68,961
	Yamama Cement Co.	3,061	27,191
	Yanbu Cement Co.	22,422	256,845
*	Zamil Industrial Investment Co.	14,756	103,813

TOTAL SAUDI ARABIA			5,663,425

SINGAPORE — (0.6%)
	Accordia Golf Trust	159,100	2,547
	Avarga, Ltd.	100,900	25,022
*	Banyan Tree Holdings, Ltd.	47,800	12,032
	Bukit Sembawang Estates, Ltd.	31,700	112,102
	China Aviation Oil Singapore Corp., Ltd.	47,300	40,071
	China Sunsine Chemical Holdings, Ltd.	62,400	26,416
	Chip Eng Seng Corp., Ltd.	116,100	42,666
	City Developments, Ltd.	72,000	425,914
*	COSCO Shipping International Singapore Co., Ltd.	157,000	38,861
	CSE Global, Ltd.	65,300	27,914
	Del Monte Pacific, Ltd.	197,000	50,216
*	Ezion Holdings, Ltd.	1,083,800	6,597
#*	Ezra Holdings, Ltd.	468,200	725
	Far East Orchard, Ltd.	37,800	32,364
	Food Empire Holdings, Ltd.	39,100	27,840
	Frasers Property, Ltd.	71,200	66,226
	Frencken Group, Ltd.	49,100	57,432
	Golden Agri-Resources, Ltd.	1,415,800	265,555
	GuocoLand, Ltd.	86,300	107,579
*	Halcyon Agri Corp., Ltd.	98,900	20,329
	Ho Bee Land, Ltd.	50,700	103,990
	Hong Fok Corp., Ltd.	59,290	39,743
	Hong Leong Asia, Ltd.	61,800	48,157
	Hong Leong Finance, Ltd.	45,100	85,324
	Hotel Grand Central, Ltd.	34,566	28,299
	Hutchison Port Holdings Trust	1,097,800	273,882
*	Hyflux, Ltd.	124,600	15,561
*	Indofood Agri Resources, Ltd.	57,000	13,917
	Japfa, Ltd.	69,300	47,591
*	Lian Beng Group, Ltd.	88,700	33,656
*	Mandarin Oriental International, Ltd.	41,200	80,184

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Mewah International, Inc.	33,600	$10,697
*	Midas Holdings, Ltd.	343,400	9,290
*	mm2 Asia, Ltd.	129,600	6,484
	NetLink NBN Trust	187,500	136,609
	Olam International, Ltd.	108,800	142,159
	OUE, Ltd.	79,600	87,809
	Oxley Holdings, Ltd.	229,402	43,838
	QAF, Ltd.	53,800	41,197
*	Raffles Education Corp., Ltd.	137,540	20,657
	Sembcorp Industries, Ltd.	216,500	344,145
*	Sembcorp Marine, Ltd.	1,920,431	302,149
	SIA Engineering Co., Ltd.	49,800	85,152
	SIIC Environment Holdings, Ltd.	199,500	35,256
	Sinarmas Land, Ltd.	163,500	36,875
	Sing Holdings, Ltd.	63,000	17,994
	Stamford Land Corp., Ltd.	74,600	23,227
*	Swiber Holdings, Ltd.	92,600	1,419
	Tai Sin Electric, Ltd.	34,116	8,823
	Tuan Sing Holdings, Ltd.	142,128	39,971
	United Industrial Corp., Ltd.	38,800	81,852
	UOB-Kay Hian Holdings, Ltd.	47,329	62,570
	UOL Group, Ltd.	85,300	492,196
	Wee Hur Holdings, Ltd.	60,800	9,589
	Wing Tai Holdings, Ltd.	96,300	138,756

TOTAL SINGAPORE			4,337,426

SOUTH AFRICA — (1.3%)
*	Absa Group, Ltd.	97,591	822,848
	Adcock Ingram Holdings, Ltd.	7,118	21,193
	Advtech, Ltd.	87,594	83,288
	AECI, Ltd.	21,022	147,333
	African Rainbow Minerals, Ltd.	18,409	343,633
	Alexander Forbes Group Holdings, Ltd.	136,065	35,795
	Allied Electronics Corp., Ltd., Class A	34,495	28,154
	Alviva Holdings, Ltd.	32,995	28,975
*	Aspen Pharmacare Holdings, Ltd.	47,538	529,026
	Astral Foods, Ltd.	6,825	65,011
*	Barloworld, Ltd.	34,363	226,459
	Bidvest Group, Ltd. (The)	13,490	155,776
*	Blue Label Telecoms, Ltd.	32,476	9,629
*	Capitec Bank Holdings, Ltd.	335	34,300
	Cashbuild, Ltd.	1,984	41,905
*	DataTec, Ltd.	78,071	153,375
*	Distell Group Holdings, Ltd.	9,315	80,951
	Exxaro Resources, Ltd.	31,666	332,138
*	Foschini Group, Ltd. (The)	35,014	277,700
*	Grindrod Shipping Holdings, Ltd.	2,680	21,747
*	Grindrod, Ltd.	107,193	34,894
	Harmony Gold Mining Co., Ltd.	6,617	29,822
	Harmony Gold Mining Co., Ltd., Sponsored ADR	39,994	181,573
	Hudaco Industries, Ltd.	3,075	23,299
	Imperial Logistics, Ltd.	21,941	71,730
	Investec, Ltd.	40,621	154,442
*	Invicta Holdings, Ltd.	8,097	11,957
*	KAP Industrial Holdings, Ltd.	283,595	79,211
	Lewis Group, Ltd.	12,017	25,371
*	Liberty Holdings, Ltd.	18,248	72,423
	Libstar Holdings, Ltd.	33,738	16,322
*	Life Healthcare Group Holdings, Ltd.	184,250	241,858

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Long4Life, Ltd.	66,890	$19,249
*	Massmart Holdings, Ltd.	6,195	22,955
*	Merafe Resources, Ltd.	340,993	15,016
	Metair Investments, Ltd.	45,761	71,765
	Momentum Metropolitan Holdings	185,757	247,422
	Motus Holdings, Ltd.	17,547	109,972
	Mpact, Ltd.	39,733	61,424
*	Murray & Roberts Holdings, Ltd.	91,852	63,699
*	Nampak, Ltd.	49,613	10,527
	Nedbank Group, Ltd.	52,703	536,976
*	Netcare, Ltd.	154,040	159,837
	Oceana Group, Ltd.	12,267	58,603
	Old Mutual, Ltd.	590,707	514,178
*	Omnia Holdings, Ltd.	31,449	110,536
*	Pepkor Holdings, Ltd.	137,562	152,741
*	PPC, Ltd.	351,187	72,209
	PSG Group, Ltd.	23,943	123,599
	Raubex Group, Ltd.	28,364	51,626
	RCL Foods, Ltd.	33,526	20,125
	Reunert, Ltd.	28,836	96,817
	RFG Holdings, Ltd.	21,827	18,424
	Royal Bafokeng Platinum, Ltd.	20,360	154,122
*	Sappi, Ltd.	82,188	276,711
*	Sasol, Ltd.	73,279	1,232,772
*	Sun International, Ltd.	19,245	20,028
*	Super Group, Ltd.	70,504	136,886
	Telkom SA SOC, Ltd.	54,465	147,494
	Tiger Brands, Ltd.	13,670	183,666
	Truworths International, Ltd.	39,552	131,351
*	Wilson Bayly Holmes-Ovcon, Ltd.	9,367	69,241

TOTAL SOUTH AFRICA			9,272,109

SOUTH KOREA — (5.1%)
*	Able C&C Co., Ltd.	2,508	16,625
	Aekyung Industrial Co., Ltd.	502	11,764
	Aekyung Petrochemical Co., Ltd.	3,458	44,268
*	Agabang&Company	4,211	19,544
	Ahn-Gook Pharmaceutical Co., Ltd.	1,627	18,986
	AK Holdings, Inc.	1,058	29,421
*	ALUKO Co., Ltd.	7,684	33,697
*	Amotech Co., Ltd.	1,746	47,611
*	APS Holdings Corp.	2,621	28,286
*	Ascendio Co., Ltd.	1,488	1,505
	Asia Cement Co., Ltd.	480	51,982
	ASIA Holdings Co., Ltd.	317	36,725
	Asia Paper Manufacturing Co., Ltd.	1,356	67,666
	Aurora World Corp.	2,182	20,932
	Autech Corp.	2,921	35,227
	Baiksan Co., Ltd.	1,801	14,824
	Bcworld Pharm Co., Ltd.	856	13,582
	BH Co., Ltd.	3,959	63,805
	Binggrae Co., Ltd.	1,104	61,435
*	BioSmart Co., Ltd.	2,366	14,650
	BNK Financial Group, Inc.	55,275	380,812
	Busan City Gas Co., Ltd.	415	23,484
	BYC Co., Ltd.	48	15,598
	Byucksan Corp.	12,763	50,189
*	CammSys Corp.	8,001	17,927
*	Capro Corp.	10,154	46,431

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cell Biotech Co., Ltd.	844	$14,244
	Changhae Ethanol Co., Ltd.	1,848	22,331
	Chongkundang Holdings Corp.	476	46,082
	CJ CheilJedang Corp.	1,197	424,872
	CJ Corp.	2,866	245,347
	CJ ENM Co., Ltd.	1,880	242,560
*	CJ Freshway Corp.	1,175	25,247
	CKD Bio Corp.	429	28,556
*	Comtec Systems Co., Ltd.	14,999	17,785
	Coweaver Co., Ltd.	1,562	12,801
	Cowell Fashion Co., Ltd.	4,057	24,112
	CROWNHAITAI Holdings Co., Ltd.	1,460	16,766
	CS Wind Corp.	1,806	124,073
	Cuckoo Holdings Co., Ltd.	236	29,789
	Cuckoo Homesys Co., Ltd.	382	14,462
*	Curo Co., Ltd.	36,601	19,905
	Cymechs, Inc.	618	13,527
	D.I Corp.	4,636	32,565
	Dae Won Kang Up Co., Ltd.	6,480	24,618
*	Daechang Co., Ltd.	17,888	39,477
	Daedong Corp.	5,164	49,500
	Daeduck Co., Ltd.	2,826	18,219
	Daesang Corp.	5,375	124,694
	Daesang Holdings Co., Ltd.	3,226	32,438
	Daesung Holdings Co., Ltd.	454	13,314
*	Daesung Industrial Co., Ltd.	3,004	12,309
	Daewon Pharmaceutical Co., Ltd.	1,591	24,039
*	Daewoo Engineering & Construction Co., Ltd.	39,066	258,383
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,680	318,268
	Daihan Pharmaceutical Co., Ltd.	1,150	42,487
	Daishin Securities Co., Ltd.	6,759	117,607
*	Daiyang Metal Co., Ltd.	4,030	15,989
	DB Financial Investment Co., Ltd.	6,876	43,800
	DB Insurance Co., Ltd.	10,464	459,768
*	DB, Inc.	17,764	14,821
	Deutsch Motors, Inc.	5,107	35,484
	DGB Financial Group, Inc.	39,399	313,432
	DI Dong Il Corp.	433	70,550
*	DL E&C Co., Ltd.	3,570	424,410
	DL Holdings Co., Ltd.	2,847	241,236
	DMS Co., Ltd.	3,345	25,661
	Dong-A Hwasung Co., Ltd.	1,979	20,961
	Dong-A ST Co., Ltd.	921	69,305
	Dong-Ah Geological Engineering Co., Ltd.	1,769	28,928
	Dongkuk Industries Co., Ltd.	7,943	29,560
	Dongkuk Steel Mill Co., Ltd.	17,575	376,439
	Dongkuk Structures & Construction Co., Ltd.	8,156	44,128
	Dongsung Chemical Co., Ltd.	3,261	18,531
*	Dongwha Enterprise Co., Ltd.	1,983	128,268
	Dongwha Pharm Co., Ltd.	5,100	70,348
	Dongwon F&B Co., Ltd.	296	54,027
	Dongwon Industries Co., Ltd.	346	83,886
	Dongwon Systems Corp.	1,184	45,989
*	Doosan Bobcat, Inc.	8,329	340,590
	Doosan Co., Ltd.	1,141	64,713
*	Doosan Fuel Cell Co., Ltd.	1,407	56,704
*	Doosan Infracore Co., Ltd.	28,195	273,108
	DoubleUGames Co., Ltd.	1,391	79,441
*	DSK Co., Ltd.	3,253	19,007

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DTR Automotive Corp.	1,077	$31,180
	DY Corp.	2,973	15,131
	DY POWER Corp.	1,196	20,924
	Easy Holdings Co., Ltd.	11,546	51,221
	Elentec Co., Ltd.	4,032	27,853
	E-MART, Inc.	4,315	648,537
*	EM-Tech Co., Ltd.	1,604	29,058
	ENF Technology Co., Ltd.	1,156	40,429
	Estechpharma Co., Ltd.	2,011	20,827
	Eugene Investment & Securities Co., Ltd.	10,226	42,652
	Eusu Holdings Co., Ltd.	2,459	18,524
	Farmsco	3,270	24,319
	FarmStory Co., Ltd.	11,495	23,205
	Fila Holdings Corp.	6,843	279,636
*	Gemvaxlink Co., Ltd.	14,448	20,595
*	Genie Music Corp.	7,762	42,269
	Global Standard Technology Co., Ltd.	1,206	28,014
*	GMB Korea Corp.	2,702	18,101
	GOLFZON Co., Ltd.	565	47,654
	Golfzon Newdin Holdings Co., Ltd.	8,152	54,162
*	Grand Korea Leisure Co., Ltd.	4,988	73,173
	Green Cross Holdings Corp.	2,349	76,961
	GS Engineering & Construction Corp.	11,520	455,624
*	GS Global Corp.	14,500	36,863
	GS Holdings Corp.	9,384	361,828
	GS Retail Co., Ltd.	4,442	142,560
	Gwangju Shinsegae Co., Ltd.	168	26,029
	Haatz, Inc.	1,026	10,708
	Haesung Industrial Co., Ltd.	1,180	15,401
	Haitai Confectionery & Foods Co., Ltd.	1,329	11,539
	Halla Corp.	2,965	15,818
	Halla Holdings Corp.	1,788	65,336
	Han Kuk Carbon Co., Ltd.	3,401	39,101
	Hana Pharm Co., Ltd.	872	18,097
*	Hana Tour Service, Inc.	680	40,176
	HanChang Paper Co., Ltd.	12,299	26,300
*	Hancom, Inc.	2,591	42,703
	Handok, Inc.	1,695	44,009
	Handsome Co., Ltd.	3,853	149,971
	Hanil Holdings Co., Ltd.	2,080	25,405
*	Hanjin Heavy Industries & Construction Co., Ltd.	3,155	24,626
	Hanjin Transportation Co., Ltd.	2,970	105,081
	Hankook Tire & Technology Co., Ltd.	14,682	633,516
	HanmiGlobal Co., Ltd.	2,096	22,347
	Hansae Co., Ltd.	1,894	41,368
	Hansae Yes24 Holdings Co., Ltd.	1,461	11,592
	Hanshin Construction	1,594	38,284
	Hansol Holdings Co., Ltd.	9,825	39,625
*	Hansol HomeDeco Co., Ltd.	24,580	44,805
	Hansol Logistics Co., Ltd.	6,962	21,686
	Hansol Paper Co., Ltd.	4,708	65,853
*	Hansol Technics Co., Ltd.	5,680	50,620
	Hanwha Aerospace Co., Ltd.	5,944	205,309
	Hanwha Corp.	10,490	288,969
*	Hanwha General Insurance Co., Ltd.	15,243	65,341
*	Hanwha Investment & Securities Co., Ltd.	25,875	120,818
	Hanwha Life Insurance Co., Ltd.	60,781	191,113
	Hanyang Eng Co., Ltd.	2,781	45,113
	Hanyang Securities Co., Ltd.	1,069	13,649

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Harim Co., Ltd.	8,073	$23,145
	Harim Holdings Co., Ltd.	6,177	52,223
	HB Technology Co., Ltd.	10,732	32,042
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,571	164,685
	HDC Hyundai Engineering Plastics Co., Ltd.	2,805	14,907
*	Heungkuk Fire & Marine Insurance Co., Ltd.	12,193	49,063
	Hitejinro Holdings Co., Ltd.	1,659	23,771
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	19,832
*	Home Center Holdings Co., Ltd.	14,297	13,722
	HS Industries Co., Ltd.	7,260	52,753
*	HSD Engine Co., Ltd.	3,091	27,545
	Huchems Fine Chemical Corp.	3,216	62,576
*	Humax Co., Ltd.	1,250	5,055
	Huons Global Co., Ltd.	862	57,389
	Huvis Corp.	2,628	24,851
	Huvitz Co., Ltd.	3,099	24,887
*	Hwail Pharm Co., Ltd.	8,763	35,704
	Hwaseung Enterprise Co., Ltd.	2,016	33,317
*	Hyosung Chemical Corp.	385	139,522
	Hyosung Corp.	1,973	175,917
	Hyundai BNG Steel Co., Ltd.	2,003	47,004
*	Hyundai Construction Equipment Co., Ltd.	2,996	149,688
	Hyundai Corp.	2,531	48,742
	Hyundai Department Store Co., Ltd.	3,368	280,079
*	Hyundai Electric & Energy System Co., Ltd.	1,945	38,292
	Hyundai Elevator Co., Ltd.	4,057	164,995
	Hyundai Engineering & Construction Co., Ltd.	13,801	623,505
	Hyundai Glovis Co., Ltd.	2,720	467,812
	Hyundai Greenfood Co., Ltd.	8,602	75,078
	Hyundai Heavy Industries Holdings Co., Ltd.	6,250	394,386
	Hyundai Home Shopping Network Corp.	691	48,865
	Hyundai Livart Furniture Co., Ltd.	2,651	42,639
	Hyundai Marine & Fire Insurance Co., Ltd.	12,533	273,620
	Hyundai Motor Securities Co., Ltd.	4,374	55,454
*	Hyundai Rotem Co., Ltd.	1,185	21,419
	Hyundai Steel Co.	16,825	836,343
	Hyundai Wia Corp.	3,635	226,816
	HyVision System, Inc.	2,537	30,630
	ICD Co., Ltd.	1,527	21,623
*	Il Dong Pharmaceutical Co., Ltd.	1,626	22,570
	Iljin Holdings Co., Ltd.	6,410	31,814
	iMarketKorea, Inc.	4,396	48,147
	InBody Co., Ltd.	1,971	36,229
	Industrial Bank of Korea	44,589	388,087
	Innocean Worldwide, Inc.	1,060	57,074
	Intelligent Digital Integrated Security Co., Ltd.	805	20,017
	Interojo Co., Ltd.	1,084	23,659
	Interpark Corp.	11,036	45,429
	Inzi Controls Co., Ltd.	1,028	19,640
	INZI Display Co., Ltd.	3,850	11,954
*	Iones Co., Ltd.	3,732	27,418
	IS Dongseo Co., Ltd.	2,486	148,937
	ISC Co., Ltd.	1,366	27,736
	i-SENS, Inc.	1,249	31,844
	ISU Chemical Co., Ltd.	3,235	39,163
*	Jahwa Electronics Co., Ltd.	3,016	54,405
	JB Financial Group Co., Ltd.	21,369	140,198
	JC Hyun System, Inc.	2,565	18,812
*	Jcontentree Corp.	841	35,240

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeju Air Co., Ltd.	562	$12,130
	Jinsung T.E.C.	2,323	31,551
*	JNK Heaters Co., Ltd.	3,078	19,877
*	Jusung Engineering Co., Ltd.	4,564	54,454
	KAON Media Co., Ltd.	2,221	24,860
	KC Tech Co., Ltd.	834	22,416
	KCC Glass Corp.	1,127	60,160
	KEPCO Plant Service & Engineering Co., Ltd.	3,469	105,675
	KG Chemical Corp.	1,048	26,365
	KG Eco Technology Service Co., Ltd.	3,707	22,273
	Kginicis Co., Ltd.	2,707	48,572
	KGMobilians Co., Ltd.	5,395	52,363
	KISWIRE, Ltd.	2,132	52,020
	KIWOOM Securities Co., Ltd.	2,212	261,913
	Kocom Co., Ltd.	1,980	12,673
	Kolmar Korea Holdings Co., Ltd.	1,862	48,873
	Kolon Global Corp.	1,233	26,706
	Kolon Industries, Inc.	4,021	217,575
	Korea Asset In Trust Co., Ltd.	13,231	55,053
	Korea Cast Iron Pipe Industries Co., Ltd.	2,203	20,545
*	Korea Circuit Co., Ltd.	2,209	25,255
	Korea Electric Terminal Co., Ltd.	1,465	97,551
	Korea Industrial Co., Ltd.	3,776	15,583
*	Korea Information & Communications Co., Ltd.	2,187	17,504
	Korea Investment Holdings Co., Ltd.	44	4,417
*	Korea Line Corp.	35,890	113,652
	Korea Petrochemical Ind Co., Ltd.	876	246,371
	Korea Real Estate Investment & Trust Co., Ltd.	38,820	80,642
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,779	793,431
*	Korean Air Lines Co., Ltd.	28,630	689,166
	Korean Reinsurance Co.	23,087	190,170
	KSS LINE, Ltd.	4,280	47,787
	KT Skylife Co., Ltd.	5,709	45,427
	KT Submarine Co., Ltd.	3,719	20,760
	KTB Investment & Securities Co., Ltd.	11,121	57,960
	KTCS Corp.	8,880	22,965
	Kukdo Chemical Co., Ltd.	1,020	82,702
	Kukdong Corp.	5,119	17,619
	Kukdong Oil & Chemicals Co., Ltd.	4,391	21,030
*	Kumho Tire Co., Inc.	16,572	59,808
	KUMHOE&C Co., Ltd.	3,880	34,981
	Kwang Dong Pharmaceutical Co., Ltd.	9,258	74,221
	Kyeryong Construction Industrial Co., Ltd.	1,246	38,341
	Kyobo Securities Co., Ltd.	6,572	49,579
	Kyung Dong Navien Co., Ltd.	589	29,146
	Kyungbang Co., Ltd.	2,863	33,773
*	Kyungchang Industrial Co., Ltd.	3,820	11,220
	Kyung-In Synthetic Corp.	6,925	42,693
	Leadcorp, Inc. (The)	3,249	26,026
*	LG Display Co., Ltd.	41,376	898,546
	LG Hausys, Ltd.	1,643	133,930
	LG HelloVision Co., Ltd.	7,875	37,661
	LG Innotek Co., Ltd.	2,242	402,319
	LG International Corp.	6,246	172,474
	LG Uplus Corp.	38,235	452,979
	LIG Nex1 Co., Ltd.	1,198	42,548
*	Lock & Lock Co., Ltd.	2,751	37,844
	LOT Vacuum Co., Ltd.	1,859	28,691
	Lotte Chemical Corp.	2,262	614,077

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Chilsung Beverage Co., Ltd.	810	$101,798
	Lotte Confectionery Co., Ltd.	95	11,590
	Lotte Corp.	5,594	183,586
*	Lotte Data Communication Co.	593	20,253
	LOTTE Fine Chemical Co., Ltd.	2,794	169,893
	Lotte Food Co., Ltd.	115	40,442
	LOTTE Himart Co., Ltd.	2,005	69,796
*	Lotte Non-Life Insurance Co., Ltd.	17,091	28,657
	Lotte Shopping Co., Ltd.	2,191	243,534
	LS Corp.	4,224	276,540
	LS Electric Co., Ltd.	2,253	114,868
*	Lumens Co., Ltd.	6,628	8,223
*	Lutronic Corp.	3,084	32,172
*	LVMC Holdings	9,650	31,826
	Maeil Dairies Co., Ltd.	532	35,667
*	Mando Corp.	4,571	238,660
	MegaStudyEdu Co., Ltd.	890	46,189
	Meritz Financial Group, Inc.	7,348	118,044
	Meritz Fire & Marine Insurance Co., Ltd.	9,140	163,837
	Meritz Securities Co., Ltd.	66,680	289,102
	Minwise Co., Ltd.	859	13,622
	Mirae Asset Life Insurance Co., Ltd.	21,444	77,411
	Mirae Asset Securities Co., Ltd.	41,472	371,536
*	Mobase Electronics Co., Ltd.	7,935	19,377
	Moorim P&P Co., Ltd.	5,847	27,889
	Moorim Paper Co., Ltd.	5,143	13,129
	Namhae Chemical Corp.	2,788	23,023
*	NDFOS Co., Ltd.	5,474	32,000
*	Neowiz	2,553	54,209
	New Power Plasma Co., Ltd.	2,260	13,039
	Nexen Corp.	7,723	34,448
	Nexen Tire Corp.	11,041	86,744
	NH Investment & Securities Co., Ltd.	25,430	292,826
	NICE Holdings Co., Ltd.	4,219	73,124
	Nice Information & Telecommunication, Inc.	884	24,997
*	NK Co., Ltd.	17,710	20,573
	Nong Shim Holdings Co., Ltd.	504	35,746
	Nong Woo Bio Co., Ltd.	2,119	24,679
	NongShim Co., Ltd.	565	144,580
	NOROO Paint & Coatings Co., Ltd.	2,353	28,937
*	OPTRON-TEC, Inc.	5,031	37,833
	Orion Holdings Corp.	4,848	76,551
	Ottogi Corp.	216	107,679
	Paik Kwang Industrial Co., Ltd.	5,088	23,201
	Pan Ocean Co., Ltd.	38,395	251,991
*	Paradise Co., Ltd.	3,934	63,345
	Partron Co., Ltd.	7,264	69,210
	Poongsan Corp.	4,379	147,179
	Posco International Corp.	8,335	156,670
*	Power Logics Co., Ltd.	6,699	49,129
	Protec Co., Ltd.	1,431	35,623
	Pulmuone Co., Ltd.	2,268	35,158
	Pungkuk Alcohol Industry Co., Ltd.	1,107	19,617
	Rayence Co., Ltd.	1,788	21,243
*	Redrover Co., Ltd.	4,378	1,350
	Reyon Pharmaceutical Co., Ltd.	1,323	24,075
*	RFTech Co., Ltd.	3,191	20,692
	S Net Systems, Inc.	3,825	25,282
	Sajodaerim Corp.	742	12,460

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Sajodongaone Co., Ltd.	16,995	$20,265
*	Sambo Motors Co., Ltd.	2,209	13,952
*	Sambu Engineering & Construction Co., Ltd.	8,398	20,771
	SAMHWA Paints Industrial Co., Ltd.	1,739	20,449
	Samick Musical Instruments Co., Ltd.	9,536	14,874
	Samick THK Co., Ltd.	2,172	32,002
	Samji Electronics Co., Ltd.	2,577	31,784
	Samjin Pharmaceutical Co., Ltd.	1,423	34,608
*	Samkee Corp.	5,231	20,845
	SAMPYO Cement Co., Ltd.	8,391	40,650
	Samsung Card Co., Ltd.	4,793	152,033
*	Samsung Engineering Co., Ltd.	22,064	342,232
	Samsung Fire & Marine Insurance Co., Ltd.	5,217	926,836
	Samsung Securities Co., Ltd.	11,443	437,259
	SAMT Co., Ltd.	20,892	54,820
	Samyang Corp.	930	48,939
	Samyang Foods Co., Ltd.	314	26,099
*	Sangsangin Co., Ltd.	2,771	16,894
	SAVEZONE I&C Corp.	3,550	12,779
*	SDN Co., Ltd.	7,926	20,526
	Seah Besteel Corp.	3,572	83,597
	SeAH Holdings Corp.	197	17,671
	SeAH Steel Corp.	395	41,580
	SeAH Steel Holdings Corp.	440	29,162
	Sejong Industrial Co., Ltd.	2,921	22,588
	S-Energy Co., Ltd.	1,972	10,649
	Seohan Co., Ltd.	18,570	28,830
	Seoul Semiconductor Co., Ltd.	7,302	122,897
*	Seowon Co., Ltd.	10,826	25,924
	Seoyon Co., Ltd.	1,718	29,548
*	Sewon E&C Co., Ltd.	6,576	10,370
	SFA Engineering Corp.	3,018	113,224
	SGC e Tec E&C Co., Ltd.	254	14,190
	Shindaeyang Paper Co., Ltd.	172	12,313
	Shinsegae Engineering & Construction Co., Ltd.	481	19,639
	Shinsegae Food Co., Ltd.	411	29,862
	Shinsegae Information & Communication Co., Ltd.	186	31,413
	Shinsegae International, Inc.	371	68,072
	Shinsegae, Inc.	1,250	340,867
*	Shinsung E&G Co., Ltd.	17,026	48,262
*	Shinsung Tongsang Co., Ltd.	20,031	31,494
	Shinwha Intertek Corp.	8,653	27,113
*	Shinwon Corp.	13,837	20,753
*	SHOWBOX Corp.	8,475	32,063
	SK D&D Co., Ltd.	1,109	36,389
	SK Discovery Co., Ltd.	3,132	162,186
	SK Gas, Ltd.	206	18,588
	SK Networks Co., Ltd.	34,687	164,743
	SK Securities Co., Ltd.	75,285	69,187
	SL Corp.	3,492	71,053
*	SM Culture & Contents Co., Ltd.	7,818	11,877
*	SM Entertainment Co., Ltd.	3,764	101,907
*	S-MAC Co., Ltd.	35,334	49,255
	SNT Motiv Co., Ltd.	1,600	87,796
*	SNU Precision Co., Ltd.	4,032	15,382
	Solus Advanced Materials Co., Ltd.	686	30,973
	Songwon Industrial Co., Ltd.	4,004	75,494
	Soulbrain Co., Ltd.	713	226,572
*	Soulbrain Holdings Co., Ltd.	881	33,109

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SPG Co., Ltd.	2,138	$20,571
	Spigen Korea Co., Ltd.	353	19,678
	Suheung Co., Ltd.	745	35,798
	Sun Kwang Co., Ltd.	1,102	37,024
	Sung Kwang Bend Co., Ltd.	2,225	21,159
*	Sungchang Enterprise Holdings, Ltd.	15,703	40,695
	Sungshin Cement Co., Ltd.	6,047	56,468
	Sungwoo Hitech Co., Ltd.	15,556	78,895
	Sunjin Co., Ltd.	1,884	33,335
*	Suprema, Inc.	815	19,518
	Systems Technology, Inc.	1,944	33,383
	Tae Kyung Industrial Co., Ltd.	2,320	14,401
*	Taewoong Co., Ltd.	3,164	35,555
	Taeyoung Engineering & Construction Co., Ltd.	4,126	48,154
	Taeyung BK Co., Ltd.	6,589	26,501
*	Taihan Textile Co., Ltd.	350	13,857
*	Theragen Etex Co., Ltd.	5,303	41,992
*	TK Chemical Corp.	7,026	41,731
	TK Corp.	813	7,988
	Tongyang Life Insurance Co., Ltd.	7,364	31,477
*	Top Engineering Co., Ltd.	3,622	29,667
	Toptec Co., Ltd.	3,910	42,639
*	Tovis Co., Ltd.	3,257	22,863
	TS Corp.	13,340	42,699
*	Tuksu Construction Co., Ltd.	2,180	17,603
*	TY Holdings Co., Ltd.	3,978	96,399
	Ubiquoss Holdings, Inc.	559	10,393
	Uni-Chem Co., Ltd.	17,518	26,543
*	Unick Corp.	2,616	17,756
	Unid Co., Ltd.	1,325	101,952
	Uniquest Corp.	2,969	28,148
	Value Added Technology Co., Ltd.	1,125	30,704
	Vieworks Co., Ltd.	1,268	42,840
	Vitzro Tech Co., Ltd.	2,200	20,971
*	Vivien Corp.	3,119	9,604
*	W Holding Co., Ltd.	37,848	10,956
*	WillBes & Co. (The)	9,359	18,384
	Wins Co., Ltd.	1,360	20,448
	WiSoL Co., Ltd.	3,382	38,749
*	Wonik Holdings Co., Ltd.	9,905	59,268
	Wonik Materials Co., Ltd.	1,400	47,740
*	Wooree Bio Co., Ltd.	5,593	29,025
	Woori Financial Group, Inc.	82,513	793,102
	Woori Investment Bank Co., Ltd.	77,941	60,623
*	Woowon Development Co., Ltd.	4,466	26,914
	Y G-1 Co., Ltd.	4,751	39,627
*	Y-entec Co., Ltd.	1,168	17,650
	Youlchon Chemical Co., Ltd.	2,408	53,588
	Young Poong Corp.	69	42,058
	Youngone Corp.	3,664	144,128
	Youngone Holdings Co., Ltd.	1,299	55,533
	Yuanta Securities Korea Co., Ltd.	24,539	95,598
	Zeus Co., Ltd.	1,279	31,660

TOTAL SOUTH KOREA			37,587,292

SPAIN — (1.5%)
	Acciona SA	4,986	866,776
	Acerinox SA	44,231	613,325
	ACS Actividades de Construccion y Servicios SA	33,917	1,105,041

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Almirall SA	10,536	$165,393
*	Applus Services SA	13,314	140,863
*	Atresmedia Corp. de Medios de Comunicacion SA	14,744	70,958
*	Azkoyen SA	2,368	16,864
*	Banco de Sabadell SA	954,855	604,540
	Bankinter SA	139,381	762,212
	CaixaBank SA	475,628	1,521,517
	Construcciones y Auxiliar de Ferrocarriles SA	2,009	96,725
	Ebro Foods SA	15,774	322,548
*	eDreams ODIGEO SA	22,572	131,484
	Elecnor SA	4,376	54,700
	Enagas SA	11,178	243,350
*	Ence Energia y Celulosa SA	32,264	141,621
	Ercros SA	22,936	73,297
	Euskaltel SA	25,051	333,262
	Fluidra SA	785	27,260
	Fomento de Construcciones y Contratas SA	6,551	85,838
*	Gestamp Automocion SA	16,028	82,763
	Global Dominion Access SA	12,039	59,341
	Grupo Catalana Occidente SA	11,471	480,248
	Iberpapel Gestion SA	1,211	27,267
*	Indra Sistemas SA	17,080	177,714
	Liberbank SA	552,072	195,185
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	139,381	273,140
	Mapfre SA	235,192	505,290
*	Mediaset Espana Comunicacion SA	9,941	63,277
*	Melia Hotels International SA	22,642	184,945
*	Metrovacesa S.A.	1,350	12,359
	Miquel y Costas & Miquel SA	1,459	25,275
	Neinor Homes SA	5,644	74,503
*	Obrascon Huarte Lain SA	24,022	18,890
	Prim SA	827	10,232
	Prosegur Cia de Seguridad SA	18,525	57,619
	Repsol SA	96,907	1,156,709
	Sacyr SA	99,638	276,024
*	Talgo SA	4,797	24,549
*	Tubacex SA	30,279	61,014
	Unicaja Banco SA	141,426	139,377
*	Vocento SA	20,755	26,638

TOTAL SPAIN			11,309,933

SWEDEN — (2.5%)
	AcadeMedia AB	24,057	249,006
	Adapteo Oyj	5,488	69,093
*	AF Poyry AB	23,184	758,598
	Alimak Group AB	10,032	172,937
*	Ambea AB	6,453	60,492
*	Annehem Fastigheter AB, Class B	11,051	38,672
*	AQ Group AB	324	13,735
*	Arise AB	3,697	22,940
	Arjo AB, Class B	69,470	684,980
*	Attendo AB	28,387	165,384
	Beijer Alma AB	5,571	125,045
*	Beijer Electronics Group AB	6,362	38,452
	Bergman & Beving AB	7,540	114,839
	Besqab AB	759	14,558
	Betsson AB	31,487	286,091
	Bilia AB, Class A	11,022	192,128
	BillerudKorsnas AB	41,832	854,326

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bonava AB, Class B	22,208	$263,109
*	Boule Diagnostics AB	1,489	11,312
	Bravida Holding AB	33,779	501,184
	Bufab AB	7,561	199,659
	Bulten AB	4,289	55,126
*	Byggmax Group AB	21,543	188,044
*	Catena Media P.L.C.	4,773	29,831
*	Cavotec SA	4,372	13,461
*	Clas Ohlson AB, Class B	4,825	51,499
	Cloetta AB, Class B	55,382	173,359
*	Collector AB	2,979	11,007
	Coor Service Management Holding AB	14,641	124,018
	Dometic Group AB	74,779	1,176,810
*	Doro AB	6,752	47,719
*	Duni AB	9,087	128,845
	Dustin Group AB	10,006	124,871
	Eastnine AB	4,151	62,663
	Elanders AB, Class B	3,507	72,127
*	Electrolux Professional AB, Class B	28,797	182,424
*	Elos Medtech AB	780	15,569
*	Eltel AB	1,494	4,592
*	Enea AB	4,344	122,779
	Fagerhult AB	8,732	59,958
	Ferronordic AB	1,253	30,532
	FormPipe Software AB	3,001	12,308
	GHP Specialty Care AB	9,374	32,698
*	Granges AB	26,611	356,675
*	Haldex AB	8,793	59,302
	Hexpol AB	39,738	487,204
*	Hoist Finance AB	15,737	64,642
*	Humana AB	6,537	59,207
	Husqvarna AB, Class B	4,678	65,144
#*	International Petroleum Corp	15,048	52,888
	Intrum AB	18,819	647,208
*	Inwido AB	19,046	333,213
	JM AB	12,821	474,965
	Karnov Group AB	9,794	57,524
*	KNOW IT AB	4,542	167,631
	LeoVegas AB	7,941	47,492
	Lindab International AB	26,759	544,621
	Loomis AB	12,861	421,165
*	Mekonomen AB	9,385	161,091
	Midsona AB, Class B	1,017	9,397
*	Millicom International Cellular SA	20,781	821,239
*	Modern Times Group MTG AB, Class B	17,405	265,525
*	Momentum Group AB, Class B	1,299	30,256
*	Munters Group AB	17,727	173,495
	NCC AB, Class B	6,486	122,297
*	Nederman Holding AB	2,004	38,715
*	Nelly Group AB	2,292	10,355
*	New Wave Group AB, Class B	15,102	162,123
	Nobia AB	29,370	255,279
*	Nobina AB	14,118	124,793
	Nordic Waterproofing Holding AB	5,586	119,233
*	Peab AB, Class B	55,257	797,114
*	Prevas AB, Class B	2,336	20,390
	Pricer AB, Class B	39,134	157,866
	Proact IT Group AB	1,658	52,320
	Probi AB	502	29,269

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Qliro AB	2,292	$12,928
	Ratos AB, Class B	51,449	302,776
*	RaySearch Laboratories AB	2,508	24,640
*	Rejlers AB	592	10,226
	Resurs Holding AB	29,019	149,989
*	Rottneros AB	28,710	33,343
	Saab AB, Class B	12,097	358,065
*	Scandi Standard AB	10,318	80,777
*	Scandic Hotels Group AB	8,077	36,416
	Securitas AB, Class B	8,200	139,584
*	Semcon AB	4,616	63,227
*	SkiStar AB	8,179	123,799
*	SSAB AB, Class A	45,998	248,980
*	SSAB AB, Class B	113,324	565,281
*	Swedish Orphan Biovitrum AB	4,584	77,822
*	Systemair AB	4,580	137,788
	Tethys Oil AB	5,612	40,623
	Trelleborg AB, Class B	54,795	1,425,537
	VBG Group AB, Class B	2,173	45,607

TOTAL SWEDEN			18,623,826

SWITZERLAND — (3.8%)
	Adecco Group AG	26,285	1,781,585
	Allreal Holding AG	4,110	831,881
	Arbonia AG	12,862	222,698
*	Aryzta AG	218,303	246,078
*	Autoneum Holding AG	778	150,365
	Baloise Holding AG	14,424	2,439,006
	Banque Cantonale de Geneve	498	87,799
	Banque Cantonale Vaudoise	5,570	567,842
	Bell Food Group AG	542	169,447
	Bellevue Group AG	2,218	94,041
	Berner Kantonalbank AG	1,189	278,058
*	Bobst Group SA	2,190	145,613
	Bucher Industries AG	1,390	729,496
	Bystronic AG	274	334,905
	Calida Holding AG	1,393	54,640
*	Carlo Gavazzi Holding AG	128	30,651
	Cembra Money Bank AG	2,535	275,649
	Cicor Technologies, Ltd.	570	31,686
	Cie Financiere Tradition SA	436	56,096
	Clariant AG	30,630	641,588
	DKSH Holding AG	7,046	567,022
*	Dufry AG	14,080	926,587
	EFG International AG	28,128	245,830
	Energiedienst Holding AG	4,333	166,086
*	Evolva Holding SA	156,763	32,716
*	Feintool International Holding AG	614	43,779
*	Flughafen Zurich AG	3,397	611,055
*	GAM Holding AG	35,013	90,725
	Georg Fischer AG	539	755,772
	Helvetia Holding AG	7,588	912,266
*	HOCHDORF Holding AG	202	13,489
	Huber & Suhner AG	2,618	210,110
	Hypothekarbank Lenzburg AG	16	75,314
*	Implenia AG	3,786	110,352
*	Ina Invest Holding AG	757	15,731
	Investis Holding SA	622	65,932
	Julius Baer Group, Ltd.	19,828	1,247,923

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Jungfraubahn Holding AG	1,182	$178,381
	Kudelski SA	7,542	34,961
	Landis+Gyr Group AG	4,988	345,763
	Liechtensteinische Landesbank AG	3,350	198,240
	Luzerner Kantonalbank AG	830	391,952
*	Meier Tobler Group AG	1,437	25,267
	Metall Zug AG	45	97,546
*	Mikron Holding AG	1,680	11,774
	Mobimo Holding AG	1,804	573,259
	OC Oerlikon Corp. AG	50,529	590,931
*	Orascom Development Holding AG	3,061	34,203
	Orell Fuessli AG	25	3,052
	Phoenix Mecano AG	158	80,627
	Plazza AG, Class A	84	29,534
*	Rieter Holding AG	647	99,616
	Schaffner Holding AG	95	26,725
	Schweiter Technologies AG	289	468,989
	Siegfried Holding AG	328	301,650
	St Galler Kantonalbank AG	711	332,896
	Sulzer AG	4,068	463,449
	Swatch Group AG (The)	6,068	1,859,881
	Swatch Group AG (The)	12,802	767,936
	Swiss Life Holding AG	3,515	1,712,618
	Swiss Prime Site AG	15,313	1,490,250
#*	Swiss Steel Holding AG	118,904	40,940
*	TX Group AG	831	63,958
	u-blox Holding AG	1,706	116,964
	Valiant Holding AG	3,637	403,239
*	Valora Holding AG	945	198,297
	Vaudoise Assurances Holding SA	263	140,252
	Vetropack Holding AG	3,307	200,110
*	Von Roll Holding AG	8,880	7,492
	Vontobel Holding AG	6,793	511,255
	VP Bank AG	1,034	130,298
*	V-ZUG Holding AG	450	62,175
	Walliser Kantonalbank	1,138	133,389
	Zehnder Group AG	2,702	217,938
	Zug Estates Holding AG, Class B	45	97,834
	Zuger Kantonalbank AG	28	210,934

TOTAL SWITZERLAND			27,914,388

TAIWAN — (5.7%)
	Aaeon Technology, Inc.	10,000	25,453
*	Ability Opto-Electronics Technology Co., Ltd.	11,000	34,193
#	AcBel Polytech, Inc.	69,000	72,573
	Acer, Inc.	539,000	658,763
	ACES Electronic Co., Ltd.	18,000	28,780
*	Acon Holding, Inc.	50,000	22,416
	Acter Group Corp., Ltd.	4,000	28,576
	Actron Technology Corp.	4,000	17,149
	A-DATA Technology Co., Ltd.	12,000	51,481
	Advanced International Multitech Co., Ltd.	32,000	96,237
	Advancetek Enterprise Co., Ltd.	41,987	27,290
	Aerospace Industrial Development Corp.	80,000	85,960
	Allis Electric Co., Ltd.	61,645	58,955
	Alltek Technology Corp.	33,791	35,428
	Alpha Networks, Inc.	17,000	21,305
*	Ambassador Hotel (The)	48,000	50,297
	Ampire Co., Ltd.	19,000	18,237

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AMPOC Far-East Co., Ltd.	23,000	$33,132
	Apac Opto Electronics, Inc.	8,000	9,986
	Apacer Technology, Inc.	19,000	38,149
	APCB, Inc.	39,000	30,890
	Apex Biotechnology Corp.	14,000	12,910
	Apex International Co., Ltd.	33,760	80,435
	Arcadyan Technology Corp.	24,000	96,338
	Ardentec Corp.	68,430	115,010
	Asia Cement Corp.	328,000	583,456
	Asia Optical Co., Inc.	25,000	79,263
*	Asia Pacific Telecom Co., Ltd.	351,033	126,136
	Asia Tech Image, Inc.	13,000	26,740
	Asia Vital Components Co., Ltd.	60,000	151,931
	Aten International Co., Ltd.	6,000	18,990
	Audix Corp.	16,000	31,466
	Avalue Technology, Inc.	6,000	12,242
	AVY Precision Technology, Inc.	17,533	19,720
	Bank of Kaohsiung Co., Ltd.	140,100	59,277
	BenQ Materials Corp.	19,000	21,887
	BES Engineering Corp.	293,000	113,068
	Bin Chuan Enterprise Co., Ltd.	17,000	20,110
	Brighton-Best International Taiwan, Inc.	54,000	74,730
	Browave Corp.	12,000	22,932
*	Cameo Communications, Inc.	38,531	19,827
	Capital Futures Corp.	19,043	30,115
	Capital Securities Corp.	386,440	266,196
	Career Technology MFG. Co., Ltd.	82,528	102,280
	Cathay Real Estate Development Co., Ltd.	113,600	87,006
	Cayman Engley Industrial Co., Ltd.	4,261	17,398
	Celxpert Energy Corp.	21,000	39,581
	Central Reinsurance Co., Ltd.	37,800	32,670
*	Chain Chon Industrial Co., Ltd.	32,000	23,362
*	Champion Building Materials Co., Ltd.	77,000	44,017
	Chang Hwa Commercial Bank, Ltd.	781,000	499,481
	CHC Healthcare Group.	20,000	27,673
	CHC Resources Corp.	7,000	12,138
	Chen Full International Co., Ltd.	14,000	21,177
#	Cheng Loong Corp.	134,000	214,031
*	Cheng Mei Materials Technology Corp.	59,000	29,821
	Cheng Shin Rubber Industry Co., Ltd.	244,000	470,603
	Cheng Uei Precision Industry Co., Ltd.	62,000	102,349
	Chilisin Electronics Corp.	37,488	148,002
*	China Airlines, Ltd.	596,000	451,675
	China Bills Finance Corp.	192,000	113,755
	China Chemical & Pharmaceutical Co., Ltd.	61,000	52,981
	China Development Financial Holding Corp.	1,952,000	909,290
	China General Plastics Corp.	61,444	96,142
	China Life Insurance Co., Ltd.	99,000	93,749
	China Metal Products.	53,000	72,974
	China Steel Structure Co., Ltd.	14,000	24,317
	China Wire & Cable Co., Ltd.	26,000	33,283
	Chinese Maritime Transport, Ltd.	26,710	51,453
	Chin-Poon Industrial Co., Ltd.	72,000	93,484
	Chipbond Technology Corp.	101,000	278,709
	ChipMOS Techinologies, Inc.	78,344	132,467
	Chong Hong Construction Co., Ltd.	32,000	94,914
	Chun YU Works & Co., Ltd.	31,000	36,774
#	Chun Yuan Steel Industry Co., Ltd.	104,000	91,915
*	Chung Hung Steel Corp.	156,000	236,390

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Chung Hwa Pulp Corp.	96,015	$89,543
	Compal Electronics, Inc.	811,000	722,838
#	Compeq Manufacturing Co., Ltd.	154,000	238,201
	Concord Securities Co., Ltd.	106,142	72,150
	Continental Holdings Corp.	102,000	105,187
	Contrel Technology Co., Ltd.	15,000	10,223
	Coremax Corp.	8,727	26,969
	Coretronic Corp.	93,000	203,958
	CTCI Corp.	104,000	146,828
	CviLux Corp.	17,000	27,831
	CyberPower Systems, Inc.	9,000	28,001
#	CyberTAN Technology, Inc.	73,000	52,898
	DA CIN Construction Co., Ltd.	37,000	48,592
	Dafeng TV, Ltd.	12,000	19,624
	Da-Li Development Co., Ltd.	23,159	25,690
	Darfon Electronics Corp.	37,000	67,484
*	Darwin Precisions Corp.	76,000	46,227
	De Licacy Industrial Co., Ltd.	44,000	28,564
	Depo Auto Parts Ind Co., Ltd.	20,000	46,347
*	D-Link Corp.	50,000	40,628
*	Dynamic Electronics Co., Ltd.	70,688	56,860
	Dynapack International Technology Corp.	22,000	92,131
	E Ink Holdings, Inc.	137,000	323,425
	Eastern Media International Corp.	35,000	21,720
	Edimax Technology Co., Ltd.	60,000	30,708
	Edom Technology Co., Ltd.	21,000	28,191
#*	Elitegroup Computer Systems Co., Ltd.	67,000	65,454
	Emerging Display Technologies Corp.	17,000	15,569
*	Ennostar, Inc.	99,400	286,288
	EnTie Commercial Bank Co., Ltd.	110,000	59,679
	Eson Precision Ind. Co., Ltd.	15,000	35,521
	Eternal Materials Co., Ltd.	157,290	257,223
	Eva Airways Corp.	482,648	324,915
*	Everest Textile Co., Ltd.	70,331	26,419
	Evergreen International Storage & Transport Corp.	93,000	81,442
	Everlight Chemical Industrial Corp.	81,450	55,644
	Everlight Electronics Co., Ltd.	90,000	148,901
	Excelsior Medical Co., Ltd.	23,673	50,002
	Far Eastern Department Stores, Ltd.	193,000	172,649
	Far Eastern International Bank	454,041	180,968
	Far Eastern New Century Corp.	470,000	557,429
	Faraday Technology Corp.	29,000	77,107
	Farglory Land Development Co., Ltd.	67,000	138,051
*	Federal Corp.	75,480	68,827
	Feedback Technology Corp.	8,400	22,240
	Feng Hsin Steel Co., Ltd.	56,000	176,747
	First Insurance Co., Ltd. (The)	37,000	18,267
#	First Steamship Co., Ltd.	134,806	75,846
*	FIT Holding Co., Ltd.	28,000	31,705
	FLEXium Interconnect, Inc.	50,000	212,134
	Flytech Technology Co., Ltd.	12,000	28,865
	Forest Water Environment Engineering Co., Ltd.	11,349	16,646
	Formosa Advanced Technologies Co., Ltd.	27,000	42,140
*	Formosa Laboratories, Inc.	21,322	44,003
	Formosa Optical Technology Co., Ltd.	1,000	2,259
	Formosan Union Chemical	58,179	39,477
	Founding Construction & Development Co., Ltd.	24,000	14,617
	Froch Enterprise Co., Ltd.	27,000	18,137
*	Fulltech Fiber Glass Corp.	72,720	53,401

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fwusow Industry Co., Ltd.	37,000	$37,548
	GCS Holdings, Inc.	12,000	21,269
	Gemtek Technology Corp.	53,000	65,195
	General Interface Solution Holding, Ltd.	33,000	145,524
	General Plastic Industrial Co., Ltd.	13,000	12,322
	Genmont Biotech, Inc.	14,000	12,003
	Getac Technology Corp.	46,000	94,673
#	Giantplus Technology Co., Ltd.	73,000	45,050
	Gigabyte Technology Co., Ltd.	47,000	205,579
*	Gigastorage Corp.	38,209	27,295
	Ginko International Co., Ltd.	8,400	53,156
	Global Brands Manufacture, Ltd.	72,000	91,087
	Globe Union Industrial Corp.	27,000	18,667
	Gloria Material Technology Corp.	88,880	67,217
#	Goldsun Building Materials Co., Ltd.	216,520	220,416
	Grand Ocean Retail Group, Ltd.	18,000	15,220
	Great China Metal Industry	26,000	26,178
	Great Wall Enterprise Co., Ltd.	10,000	21,414
	Greatek Electronics, Inc.	51,000	133,536
	GTM Holdings Corp.	21,000	19,923
	HannsTouch Solution, Inc.	85,713	44,433
*	Harvatek Corp.	29,000	23,691
	Hey Song Corp.	61,000	81,870
	Highlight Tech Corp.	7,000	10,831
#	Highwealth Construction Corp.	110,400	178,516
	Hiroca Holdings, Ltd.	13,000	32,879
	Hitron Technology, Inc.	15,204	13,750
*	Ho Tung Chemical Corp.	154,577	66,811
*	Hocheng Corp.	56,000	27,628
	Holy Stone Enterprise Co., Ltd.	18,000	86,206
	Hong Pu Real Estate Development Co., Ltd.	47,000	39,878
	Hong TAI Electric Industrial	14,000	16,117
	Hong YI Fiber Industry Co.	30,000	24,556
	Horizon Securities Co., Ltd.	56,000	44,550
	Hotai Finance Co., Ltd.	18,000	54,950
	Hsin Kuang Steel Co., Ltd.	44,000	126,313
	Hsing TA Cement Co.	21,000	21,811
	Hua Yu Lien Development Co., Ltd.	9,000	12,903
	Huaku Development Co., Ltd.	37,000	125,333
	Huang Hsiang Construction Corp.	29,000	45,652
	Hung Ching Development & Construction Co., Ltd.	33,000	28,508
	Hung Sheng Construction, Ltd.	88,352	71,636
*	Hwa Fong Rubber Industrial Co., Ltd.	72,117	54,807
	IBF Financial Holdings Co., Ltd.	416,109	263,547
	Ichia Technologies, Inc.	84,000	61,453
	Innolux Corp.	1,734,000	1,851,204
	Inpaq Technology Co., Ltd.	8,000	19,323
	Integrated Service Technology, Inc.	12,000	24,001
	International CSRC Investment Holdings Co.	129,310	140,209
	Iron Force Industrial Co., Ltd.	4,000	11,503
	I-Sheng Electric Wire & Cable Co., Ltd.	16,000	26,472
	Jarllytec Co., Ltd.	6,000	17,012
	Jess-Link Products Co., Ltd.	17,250	25,400
*	K Laser Technology, Inc.	43,000	35,386
	Kaulin Manufacturing Co., Ltd.	16,000	9,747
	Kedge Construction Co., Ltd.	8,000	14,478
	KEE TAI Properties Co., Ltd.	104,000	39,772
	Kenda Rubber Industrial Co., Ltd.	109,200	178,653
	Key Ware Electronics Co., Ltd.	18,000	12,790

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kindom Development Co., Ltd.	73,000	$113,494
	King Chou Marine Technology Co., Ltd.	10,200	14,267
	King Yuan Electronics Co., Ltd.	171,000	301,617
	King’s Town Bank Co., Ltd.	148,000	228,675
*	King’s Town Construction Co., Ltd.	27,000	37,725
*	Kinko Optical Co., Ltd.	17,000	23,683
	Kinpo Electronics	263,000	168,090
	Kinsus Interconnect Technology Corp.	66,000	247,734
	KS Terminals, Inc.	21,000	56,416
*	Kung Sing Engineering Corp.	67,660	28,227
	Kuo Toong International Co., Ltd.	40,551	45,334
	Kuoyang Construction Co., Ltd.	30,183	37,737
	Kwong Lung Enterprise Co., Ltd.	12,000	18,265
	L&K Engineering Co., Ltd.	41,000	49,595
	Laser Tek Taiwan Co., Ltd.	9,000	11,088
*	Lealea Enterprise Co., Ltd.	153,000	82,889
	LEE CHI Enterprises Co., Ltd.	53,000	58,061
	Lelon Electronics Corp.	11,508	28,691
	Li Cheng Enterprise Co., Ltd.	20,367	20,236
*	Li Peng Enterprise Co., Ltd.	113,000	57,000
*	Lingsen Precision Industries, Ltd.	91,000	61,057
	Lite-On Technology Corp.	109,000	247,017
#	Longchen Paper & Packaging Co., Ltd.	142,031	147,870
	Longwell Co.	8,000	21,046
	Lumax International Corp., Ltd.	15,000	39,571
	Lung Yen Life Service Corp.	17,000	31,638
	Macroblock, Inc.	6,000	24,951
	Macronix International Co., Ltd.	222,000	360,457
	Mayer Steel Pipe Corp.	27,000	27,449
	Meiloon Industrial Co.	17,000	24,473
	Mercuries & Associates Holding, Ltd.	57,700	48,504
*	Mercuries Life Insurance Co., Ltd.	240,465	88,482
	Mildef Crete, Inc.	10,000	21,006
*	MIN AIK Technology Co., Ltd.	44,000	53,190
	Mirle Automation Corp.	11,000	19,249
	MOSA Industrial Corp.	15,000	26,688
	MPI Corp.	8,000	38,699
	Namchow Holdings Co., Ltd.	22,000	45,727
	Nan Pao Resins Chemical Co., Ltd.	3,000	17,212
	Nang Kuang Pharmaceutical Co., Ltd.	9,000	12,800
	Netronix, Inc.	9,000	18,864
	Nexcom International Co., Ltd.	12,000	11,330
*	Nien Hsing Textile Co., Ltd.	17,000	12,940
	Niko Semiconductor Co., Ltd.	16,000	39,205
#	Nuvoton Technology Corp.	20,645	50,705
	O-Bank Co., Ltd.	151,375	40,951
*	Ocean Plastics Co., Ltd.	35,000	51,249
*	OptoTech Corp.	71,551	72,008
	Orient Europharma Co., Ltd.	7,000	11,821
	Orient Semiconductor Electronics, Ltd.	90,880	59,301
	Oriental Union Chemical Corp.	75,000	62,998
*	Pacific Construction Co.	25,000	10,381
	Pacific Hospital Supply Co., Ltd.	9,000	23,730
#	Pan-International Industrial Corp.	83,000	119,493
*	Pharmally International Holding Co., Ltd.	5,000	3,799
*	Phihong Technology Co., Ltd.	103,259	157,076
	Phison Electronics Corp.	15,000	321,057
	Plotech Co., Ltd.	26,000	31,812
	Pou Chen Corp.	426,000	540,934

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Powertech Technology, Inc.	98,000	$388,513
#	President Securities Corp.	173,513	185,245
	Primax Electronics, Ltd.	36,000	77,896
	Prince Housing & Development Corp.	252,000	113,519
	Promate Electronic Co., Ltd.	21,000	31,071
	Qisda Corp.	272,000	352,867
	QST International Corp.	9,000	26,402
	Qualipoly Chemical Corp.	18,900	25,814
	Quang Viet Enterprise Co., Ltd.	10,000	46,833
	Quanta Storage, Inc.	24,000	46,276
#*	Quintain Steel Co., Ltd.	64,789	53,334
	Radiant Opto-Electronics Corp.	46,000	210,775
	Radium Life Tech Co., Ltd.	148,760	69,524
	Rechi Precision Co., Ltd.	44,000	38,959
	Rich Development Co., Ltd.	92,000	37,259
*	Ritek Corp.	130,724	58,264
*	Roo Hsing Co., Ltd.	134,000	53,281
	Ruentex Development Co., Ltd.	156,000	295,837
	Ruentex Industries, Ltd.	67,400	204,830
	Sampo Corp.	58,800	65,770
	San Fang Chemical Industry Co., Ltd.	33,000	27,730
	San Far Property, Ltd.	22,068	13,143
#	Sanyang Motor Co., Ltd.	85,000	98,391
	ScinoPharm Taiwan, Ltd.	44,000	45,068
	SDI Corp.	26,000	82,597
	Senao International Co., Ltd.	11,000	14,094
	Sesoda Corp.	32,505	33,333
	Shanghai Commercial & Savings Bank, Ltd. (The)	88,000	136,410
	Shan-Loong Transportation Co., Ltd.	28,000	36,994
*	Sharehope Medicine Co., Ltd.	10,000	11,632
*	Shih Wei Navigation Co., Ltd.	61,317	63,764
	Shihlin Electric & Engineering Corp.	40,000	73,981
	Shin Kong Financial Holding Co., Ltd.	2,060,138	742,554
	Shin Zu Shing Co., Ltd.	25,000	107,429
*	Shining Building Business Co., Ltd.	102,444	56,085
	Shinkong Insurance Co., Ltd.	36,000	53,572
	ShunSin Technology Holding, Ltd.	6,000	23,693
*	Shuttle, Inc.	36,000	18,324
	Sigurd Microelectronics Corp.	66,046	128,586
	Sincere Navigation Corp.	62,830	73,121
	Sinher Technology, Inc.	6,000	12,413
	Sinon Corp.	72,000	57,670
	SinoPac Financial Holdings Co., Ltd.	1,548,000	734,531
	Sinphar Pharmaceutical Co., Ltd.	17,000	18,852
	Sinyi Realty, Inc.	23,000	27,628
	Siward Crystal Technology Co., Ltd.	49,000	53,890
	Southeast Cement Co., Ltd.	19,000	12,216
	Standard Chemical & Pharmaceutical Co., Ltd.	10,000	14,322
	Sunko INK Co., Ltd.	30,600	13,403
	Sunrex Technology Corp.	32,685	73,724
	Sunspring Metal Corp..	32,000	39,013
	Supreme Electronics Co., Ltd.	52,244	78,542
	Sweeten Real Estate Development Co., Ltd.	42,768	38,520
	Syncmold Enterprise Corp.	13,000	41,737
	Synmosa Biopharma Corp.	39,000	37,146
	Sysage Technology Co., Ltd.	15,000	23,161
	Systex Corp.	32,000	104,800
	T3EX Global Holdings Corp.	19,181	49,685
	TA Chen Stainless Pipe	192,697	328,846

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ta Ya Electric Wire & Cable	112,320	$138,259
	TA-I Technology Co., Ltd.	8,000	21,901
	Taichung Commercial Bank Co., Ltd.	547,649	234,091
	Taiflex Scientific Co., Ltd.	36,460	75,403
	Tainan Enterprises Co., Ltd.	18,000	12,645
#	Tainan Spinning Co., Ltd.	234,000	236,910
	Taishin Financial Holding Co., Ltd.	1,636,430	824,966
	Taisun Enterprise Co., Ltd.	24,000	28,251
#	Taita Chemical Co., Ltd.	65,137	114,925
	Taiwan Business Bank	1,066,163	388,683
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	12,360	23,639
	Taiwan Cogeneration Corp.	60,000	85,655
	Taiwan Fertilizer Co., Ltd.	134,000	291,941
	Taiwan Fire & Marine Insurance Co., Ltd.	48,000	40,632
	Taiwan FU Hsing Industrial Co., Ltd.	24,000	41,218
#*	Taiwan Glass Industry Corp.	218,968	264,349
#	Taiwan Hon Chuan Enterprise Co., Ltd.	49,000	137,718
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	38,000	39,785
*	Taiwan Land Development Corp.	129,466	32,189
	Taiwan Navigation Co., Ltd.	35,000	52,841
	Taiwan PCB Techvest Co., Ltd.	48,000	89,492
	Taiwan Sanyo Electric Co., Ltd.	27,000	35,461
	Taiwan Semiconductor Co., Ltd.	38,000	75,819
	Taiwan Shin Kong Security Co., Ltd.	37,000	51,329
	Taiwan Styrene Monomer	85,000	66,558
*	Taiwan TEA Corp.	133,000	112,832
	Taiyen Biotech Co., Ltd.	28,000	34,323
#*	Tatung Co., Ltd.	190,000	183,054
*	TBI Motion Technology Co., Ltd.	12,000	25,871
#	Teco Electric and Machinery Co., Ltd.	391,000	486,933
	Test-Rite International Co., Ltd.	44,000	41,184
#*	Tex-Ray Industrial Co., Ltd.	25,000	19,549
	Thinking Electronic Industrial Co., Ltd.	7,000	45,787
	Thye Ming Industrial Co., Ltd.	25,000	28,327
*	Ton Yi Industrial Corp.	170,000	93,688
	Tong Yang Industry Co., Ltd.	71,000	96,710
	Tong-Tai Machine & Tool Co., Ltd.	27,000	18,123
	Topco Technologies Corp.	8,999	25,415
	Topoint Technology Co., Ltd.	28,800	42,284
	Toung Loong Textile Manufacturing	27,000	41,725
*	TPK Holding Co., Ltd.	74,000	143,736
	Transcend Information, Inc.	25,000	71,957
	Tripod Technology Corp.	55,000	273,162
	Tsann Kuen Enterprise Co., Ltd.	20,000	19,553
	TSRC Corp.	98,000	125,978
	Tung Ho Steel Enterprise Corp.	157,000	332,611
	TURVO International Co., Ltd.	5,000	20,928
	TYC Brother Industrial Co., Ltd.	42,000	37,169
*	Tycoons Group Enterprise	84,034	44,494
	Tyntek Corp.	63,000	65,457
	U-Ming Marine Transport Corp.	91,000	229,085
	Union Bank Of Taiwan	275,943	118,449
	Unitech Computer Co., Ltd.	20,000	20,685
	Unitech Printed Circuit Board Corp.	101,000	77,680
	United Orthopedic Corp.	10,000	12,860
	Unity Opto Technology Co., Ltd.	91,000	2,517
	Universal Cement Corp.	76,277	71,258
*	Unizyx Holding Corp.	43,000	58,810
	UPC Technology Corp.	175,664	189,842

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	USI Corp.	180,091	$265,895
	Utechzone Co., Ltd.	11,000	25,808
	Ve Wong Corp.	16,000	20,912
	Wah Hong Industrial Corp.	15,000	21,365
	Wah Lee Industrial Corp.	34,000	100,124
	Walsin Lihwa Corp.	517,000	562,423
*	We & Win Development Co., Ltd.	49,000	18,350
	Wei Chuan Foods Corp.	51,000	44,830
	Weikeng Industrial Co., Ltd.	71,661	62,738
	Well Shin Technology Co., Ltd.	18,000	34,988
	Winbond Electronics Corp.	540,363	682,584
#	Wisdom Marine Lines Co., Ltd.	64,756	163,974
	Wistron Corp.	505,841	589,013
	Wistron NeWeb Corp.	45,040	119,626
	Wonderful Hi-Tech Co., Ltd.	7,000	7,266
	WPG Holdings, Ltd.	235,000	432,199
	WT Microelectronics Co., Ltd.	59,207	116,157
	XAC Automation Corp.	19,000	20,546
	Xxentria Technology Materials Corp.	26,000	65,131
	YC INOX Co., Ltd.	53,396	58,389
*	Yea Shin International Development Co., Ltd.	29,632	26,020
#	Yem Chio Co., Ltd.	87,176	59,311
	Yeong Guan Energy Technology Group Co., Ltd.	18,766	57,148
	YFC-Boneagle Electric Co., Ltd.	15,000	15,508
#	YFY, Inc.	280,000	380,535
	Yi Jinn Industrial Co., Ltd.	34,200	23,827
#*	Yieh Phui Enterprise Co., Ltd.	228,447	177,110
	Youngtek Electronics Corp.	24,000	75,999
	Yuanta Futures Co., Ltd.	11,280	21,191
	Yulon Finance Corp.	20,400	99,799
*	Yulon Motor Co., Ltd.	72,000	116,942
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	34,460
	Yungshin Construction & Development Co., Ltd.	12,000	21,557
	YungShin Global Holding Corp.	22,000	35,263
	Zeng Hsing Industrial Co., Ltd.	9,000	57,471
	Zenitron Corp.	27,000	28,632
	Zero One Technology Co., Ltd.	22,000	38,470
	Zhen Ding Technology Holding, Ltd.	79,000	298,197
*	Zig Sheng Industrial Co., Ltd.	79,000	48,398
*	Zinwell Corp.	64,000	58,187
	Zippy Technology Corp.	9,000	12,638
	ZongTai Real Estate Development Co., Ltd.	24,300	35,350

TOTAL TAIWAN			41,820,591

THAILAND — (0.9%)
	AAPICO Hitech PCL	39,160	29,932
	Advanced Information Technology PCL, Class F	22,400	15,107
	AJ Plast PCL	46,500	35,244
	Allianz Ayudhya Capital PCL	11,000	12,100
	Amata Corp. PCL	122,800	68,228
	Ananda Development PCL	334,800	23,870
	AP Thailand PCL	365,700	101,004
*	Asia Aviation PCL	470,400	38,070
	Asia Plus Group Holdings PCL	204,100	22,680
	Asia Sermkij Leasing PCL	25,700	23,523
	Bangchak Corp. PCL	166,100	137,361
	Bangkok Insurance PCL	10,000	86,712
	Bangkok Land PCL	2,507,300	86,965
*	Bangkok Life Assurance PCL	72,200	57,969

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Banpu PCL	660,400	$260,873
	Berli Jucker PCL	55,500	63,276
	Cal-Comp Electronics Thailand PCL, Class F	463,883	48,865
*	CH Karnchang PCL	207,800	112,117
	CIMB Thai Bank PCL	2,826,000	80,775
	Country Group Development PCL	992,900	25,191
	Dhipaya Insurance PCL	68,200	63,518
	Eastern Water Resources Development and Management PCL, Class F	105,500	34,898
*	Erawan Group PCL (The)	438,600	65,077
	Frasers Property Thailand PCL	25,000	10,438
	GFPT PCL	144,700	53,442
	Global Green Chemicals PCL, Class F	86,200	31,283
	Gunkul Engineering PCL	328,800	44,350
	Hana Microelectronics PCL	128,500	229,041
	Ichitan Group PCL	73,700	31,953
	IRPC PCL	1,743,200	231,773
*	Italian-Thai Development PCL	923,000	54,246
	KGI Securities Thailand PCL	247,300	40,902
*	Khon Kaen Sugar Industry PCL	362,960	47,559
	Kiatnakin Phatra Bank PCL	24,800	46,394
	Krung Thai Bank PCL	495,200	179,711
	Lalin Property PCL	33,100	10,949
	Lam Soon Thailand PCL	56,200	10,107
	Lanna Resources PCL	28,000	8,498
	LH Financial Group PCL	1,023,100	39,429
*	Loxley PCL	479,200	33,858
	LPN Development PCL	296,700	48,120
	MBK PCL	144,248	63,930
	MC Group PCL	23,500	8,453
	MCS Steel PCL	43,800	20,115
	Millcon Steel PCL	211,520	12,635
*	Minor International PCL	410,970	395,957
	Namyong Terminal PCL	91,000	13,444
	Noble Development PCL	70,800	20,464
	Origin Property PCL, Class F	149,500	44,172
	PCS Machine Group Holding PCL	86,800	14,496
*	Platinum Group PCL (The), Class F	124,000	12,027
	Polyplex Thailand PCL	85,200	77,299
	Power Solution Technologies PCL, Class F	161,200	9,836
	Praram 9 Hospital PCL	32,700	10,922
*	Precious Shipping PCL	108,100	63,532
	Property Perfect PCL	2,370,530	40,349
	Pruksa Holding PCL	177,200	72,843
	Quality Houses PCL	1,493,100	114,125
*	Raimon Land PCL	515,800	14,246
	Regional Container Lines PCL.	119,500	142,959
	Rojana Industrial Park PCL.	220,300	52,356
*	Samart Corp. PCL	178,900	60,328
	Sansiri PCL	1,500,600	50,120
	SC Asset Corp. PCL	339,100	33,978
	SEAFCO PCL	147,500	22,643
	Sena Development PCL	196,116	28,973
	Siam City Cement PCL	13,900	81,023
	Siam Future Development PCL	196,440	39,745
	Siamgas & Petrochemicals PCL	167,600	61,361
	Singha Estate PCL	194,300	13,104
	Sino-Thai Engineering & Construction PCL	168,000	78,234
	Somboon Advance Technology PCL	57,400	35,763
	SPCG PCL	112,000	68,702

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sri Trang Agro-Industry PCL	125,400	$190,290
	Star Petroleum Refining PCL	199,400	60,196
	Supalai PCL	252,825	166,452
*	Super Energy Corp. PCL	2,470,900	75,387
	Syntec Construction PCL	380,800	26,661
*	Tata Steel Thailand PCL	749,600	50,074
	Thai Oil PCL	179,200	340,991
	Thai Reinsurance PCL	428,800	21,208
	Thai Stanley Electric PCL, Class F	5,700	33,500
	Thai Union Group PCL, Class F	417,800	202,610
	Thai Wah PCL, Class F	75,200	13,645
	Thanachart Capital PCL	101,900	116,177
	Thitikorn PCL	41,600	14,295
	Thoresen Thai Agencies PCL	261,800	122,755
	Tipco Asphalt PCL	92,300	59,878
	TIPCO Foods PCL	84,900	26,312
	Tisco Financial Group PCL	23,100	68,623
	TKS Technologies PCL	42,400	14,026
	TMB Bank PCL	3,818,596	143,485
	TMT Steel PCL	70,200	27,956
	TPI Polene PCL	1,534,100	107,405
	TPI Polene Power PCL	413,700	57,928
	True Corp. PCL	1,782,200	187,736
*	U City PCL, Class F	545,400	14,888
*	Unique Engineering & Construction PCL	138,400	29,336
	Univanich Palm Oil PCL	46,900	9,263
	Univentures PCL	165,100	20,997
*	Vanachai Group PCL	88,600	23,048
	Vinythai PCL	88,700	110,385
	WHA Corp. PCL	1,248,700	135,547
	Workpoint Entertainment PCL	70,000	41,590

TOTAL THAILAND			6,936,186

TURKEY — (0.3%)
	Aksa Akrilik Kimya Sanayii A.S.	33,356	66,115
*	Aksa Enerji Uretim A.S.	24,121	33,510
	Aksigorta A.S.	7,826	7,173
	Alarko Holding A.S.	33,735	39,239
*	Albaraka Turk Katilim Bankasi A.S.	224,420	43,415
	Anadolu Anonim Turk Sigorta Sirketi	39,175	30,617
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	29,212	82,277
	Aygaz A.S.	20,460	34,020
*	Bera Holding A.S.	122,261	483,524
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,716	29,026
*	Cimsa Cimento Sanayi VE Ticaret A.S.	16,339	43,459
	Coca-Cola Icecek A.S.	11,507	109,363
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	1,942	17,207
*	Global Yatirim Holding A.S.	23,941	10,252
	GSD Holding A.S.	62,912	13,204
*	Is Finansal Kiralama A.S.	43,783	17,561
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	50,203	37,941
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	170,857	147,902
*	Kordsa Teknik Tekstil A.S.	15,368	41,419
*	Koza Altin Isletmeleri A.S.	3,703	50,292
*	Pegasus Hava Tasimaciligi A.S.	5,048	45,032
*	Petkim Petrokimya Holding A.S.	146,264	118,434
*	Sekerbank Turk A.S.	212,367	28,092
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	24,464	29,690
*	TAV Havalimanlari Holding A.S	25,233	65,700

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Tekfen Holding A.S.	28,128	$54,425
*	Turk Hava Yollari AO	79,397	117,215
*	Turkiye Halk Bankasi A.S.	124,433	64,574
	Turkiye Sinai Kalkinma Bankasi A.S.	219,671	33,563
	Turkiye Sise ve Cam Fabrikalari A.S.	338,508	307,050
*	Turkiye Vakiflar Bankasi TAO, Class D	79,454	32,886
*	Ulker Biskuvi Sanayi A.S.	13,919	37,083
*	Vestel Elektronik Sanayi ve Ticaret A.S.	13,751	47,883
	Yapi ve Kredi Bankasi A.S.	193,766	49,083
*	Zorlu Enerji Elektrik Uretim A.S.	78,322	18,932

TOTAL TURKEY			2,387,158

UNITED ARAB EMIRATES — (0.1%)
*	Ajman Bank PJSC	54,612	10,514
	Aldar Properties PJSC	213,657	203,615
*	Amlak Finance PJSC	237,669	13,873
*	DAMAC Properties Dubai Co. PJSC	198,981	64,822
	Dana Gas PJSC	100,173	22,427
*	Deyaar Development PJSC	556,563	40,370
	Dubai Financial Market PJSC	109,987	31,737
	Dubai Investments PJSC	213,890	89,421
*	Emaar Development PJSC	32,034	23,792
	Emaar Properties PJSC	366,535	370,049
*	Eshraq Investments PJSC	368,245	31,193
*	Manazel Real Estate PJSC	123,510	11,513
*	RAK Properties PJSC	230,019	33,576
	Ras Al Khaimah Ceramics	55,894	28,866

TOTAL UNITED ARAB EMIRATES			975,768

UNITED KINGDOM — (10.8%)
*	A.G. Barr P.L.C.	11,297	79,337
*	Accsys Technologies P.L.C.	5,105	10,400
	Advanced Medical Solutions Group P.L.C.	24,666	96,529
	Aggreko P.L.C.	66,641	794,020
	Airtel Africa P.L.C.	40,002	42,187
	Alliance Pharma P.L.C.	88,974	117,974
*	Allied Minds P.L.C.	19,783	6,432
	Anglo-Eastern Plantations P.L.C.	6,082	54,796
*	Arrow Global Group P.L.C.	36,788	154,843
*	Ascential P.L.C.	36,597	175,901
*	Babcock International Group P.L.C.	119,557	475,854
	Bakkavor Group P.L.C.	5,883	10,791
*	Balfour Beatty P.L.C.	170,959	736,978
*	Bank of Georgia Group P.L.C.	10,623	149,914
	Barratt Developments P.L.C.	173,979	1,855,005
*	Beazley P.L.C.	87,636	409,677
	Begbies Traynor Group P.L.C.	12,789	21,010
	Bellway P.L.C.	38,125	1,901,868
	Berkeley Group Holdings P.L.C.	14,539	929,166
*	Biffa P.L.C.	55,295	211,224
	Bloomsbury Publishing P.L.C.	20,008	83,352
	Bodycote P.L.C.	49,089	512,735
*	Braemar Shipping Services P.L.C.	4,667	14,116
	Brewin Dolphin Holdings P.L.C.	48,758	229,085
	Brooks Macdonald Group P.L.C.	342	9,683
*	Burford Capital, Ltd.	23,229	307,211
*	Bytes Technology Group P.L.C.	4,002	26,781
*	C&C Group P.L.C.	118,531	485,107

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Cairn Energy P.L.C.	116,553	$273,326
*	Card Factory P.L.C.	19,433	23,214
	CareTech Holdings P.L.C.	18,706	145,204
	Carr’s Group P.L.C.	11,580	24,943
	Castings P.L.C.	4,281	22,350
	Centamin P.L.C.	316,269	468,978
*	Centaur Media P.L.C.	16,082	9,486
	Central Asia Metals P.L.C.	25,992	99,783
*	Centrica P.L.C.	1,029,935	806,169
	Chemring Group P.L.C.	75,743	275,094
	Chesnara P.L.C.	36,124	137,742
*	Cineworld Group P.L.C.	241,641	323,010
	Clarkson P.L.C.	7,758	325,299
	Clinigen Group P.L.C.	15,689	184,974
	Close Brothers Group P.L.C.	43,721	959,015
	CNH Industrial NV	43,277	645,796
	ConvaTec Group P.L.C.	194,331	585,614
*	Costain Group P.L.C.	15,318	12,484
*	Countryside Properties P.L.C.	95,976	687,850
	Cranswick P.L.C.	2,106	108,633
*	Crest Nicholson Holdings P.L.C.	77,112	435,353
	Daily Mail & General Trust P.L.C., Class A	40,319	500,656
*	DFS Furniture P.L.C.	40,764	149,665
*	Dialight P.L.C.	7,087	27,712
	Direct Line Insurance Group P.L.C.	228,546	899,262
	DiscoverIE Group P.L.C.	17,330	186,685
	Diversified Gas & Oil P.L.C.	106,705	179,768
*	Dixons Carphone P.L.C.	241,138	464,088
	Drax Group P.L.C.	112,465	635,420
	DS Smith P.L.C.	281,843	1,638,239
*	Elementis P.L.C.	110,846	229,013
*	EnQuest P.L.C.	312,538	72,921
*	Equiniti Group P.L.C.	104,888	253,464
*	Esken, Ltd.	45,051	22,375
	Essentra P.L.C.	63,219	277,701
	Euromoney Institutional Investor P.L.C.	21,831	299,671
	Ferrexpo P.L.C.	92,224	558,613
*	Firstgroup P.L.C.	344,809	354,611
*	Flowtech Fluidpower P.L.C.	7,489	12,143
*	Foxtons Group P.L.C.	71,351	62,055
*	Frasers Group P.L.C.	49,289	350,655
*	Fuller Smith & Turner P.L.C., Class A	6,566	80,735
	Galliford Try Holdings P.L.C.	37,963	65,786
	Gamesys Group P.L.C.	3,963	106,110
*	Gem Diamonds, Ltd.	32,180	30,830
	Genel Energy P.L.C.	28,175	63,427
*	Georgia Capital P.L.C.	10,678	83,024
*	Go-Ahead Group P.L.C. (The)	4,789	80,688
*	Gooch & Housego P.L.C.	922	15,213
	Goodwin P.L.C.	314	12,921
	Grafton Group P.L.C.	68,236	1,124,138
	Grainger P.L.C.	102,166	403,322
*	Greencore Group P.L.C.	10,752	23,594
*	Gulf Keystone Petroleum, Ltd.	67,566	165,659
*	Gym Group P.L.C. (The)	24,303	88,144
	H&T Group P.L.C.	3,869	15,860
*	Halfords Group P.L.C.	59,725	310,618
*	Harbour Energy P.L.C.	199,335	56,075
	Hargreaves Services P.L.C.	7,040	33,522

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Harworth Group P.L.C.	12,979	$22,984
*	Headlam Group P.L.C.	22,372	142,121
	Helical P.L.C.	23,526	137,695
	Henry Boot P.L.C.	19,676	74,612
*	Hiscox, Ltd.	45,636	510,819
	Hochschild Mining P.L.C.	65,061	166,888
*	Hostelworld Group P.L.C.	12,920	18,585
*	HSS Hire Group P.L.C.	29,170	8,462
	Hunting P.L.C.	36,382	123,449
*	Hyve Group P.L.C.	34,166	56,644
	Ibstock P.L.C.	95,414	290,915
*	Inchcape P.L.C.	93,532	1,009,558
*	Informa P.L.C.	152,893	1,188,454
*	International Personal Finance P.L.C.	25,675	45,221
	Investec P.L.C.	201,254	809,826
*	IQE P.L.C.	70,019	56,556
*	IWG P.L.C.	67,728	342,917
	J Sainsbury P.L.C.	413,448	1,357,967
	James Fisher & Sons P.L.C.	5,306	76,186
*	JET2 P.L.C.	11,604	239,349
	John Laing Group P.L.C.	85,324	362,029
*	John Menzies P.L.C.	6,811	31,117
*	John Wood Group P.L.C.	173,764	675,554
*	Johnson Service Group P.L.C.	49,097	105,741
*	Joules Group P.L.C.	8,474	29,532
	Jupiter Fund Management P.L.C.	97,051	346,418
*	Just Group P.L.C.	235,678	354,327
	Keller Group P.L.C.	20,765	237,293
*	Kier Group P.L.C.	33,146	40,298
*	Kin & Carta P.L.C.	18,433	45,075
*	Kingfisher P.L.C.	565,062	2,789,519
*	Lamprell P.L.C.	66,081	57,469
	Lancashire Holdings, Ltd.	39,632	388,547
*	Lookers P.L.C.	89,330	81,804
*	LSL Property Services P.L.C.	23,302	132,072
	M&G P.L.C.	533,023	1,599,930
	Macfarlane Group P.L.C.	524	839
	Man Group P.L.C.	421,779	980,427
*	Marks & Spencer Group P.L.C.	321,198	700,709
*	Marston’s P.L.C.	187,638	250,866
	McBride P.L.C.	19,948	25,906
*	Mears Group P.L.C.	31,020	83,554
*	Mediclinic International P.L.C.	91,030	385,704
*	Meggitt P.L.C.	113,889	732,626
	Melrose Industries P.L.C.	913,816	2,057,177
*	Metro Bank P.L.C.	8,823	14,076
	Micro Focus International P.L.C.	72,707	518,603
*	Mitchells & Butlers P.L.C.	84,901	369,559
*	Mitie Group P.L.C.	171,802	147,156
	MJ Gleeson P.L.C.	11,285	134,070
	Morgan Sindall Group P.L.C.	9,270	294,753
	Morses Club P.L.C.	13,146	10,234
	MP Evans Group P.L.C.	1,185	12,013
*	N Brown Group P.L.C.	27,931	25,240
*	National Express Group P.L.C.	118,847	491,024
	NCC Group P.L.C.	55,476	208,085
*	Norcros P.L.C.	16,487	66,923
	Numis Corp. P.L.C.	12,643	66,525
	OSB Group P.L.C.	65,007	430,425

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Paragon Banking Group P.L.C.	55,072	$357,813
	Pearson P.L.C.	59,614	683,896
	Pearson P.L.C., Sponsored ADR	119,471	1,373,916
*	Pendragon P.L.C.	413,098	103,543
*	Petrofac, Ltd.	16,613	30,179
*	Petropavlovsk P.L.C.	772,464	273,849
	Pets at Home Group P.L.C.	141,097	865,853
*	Pharos Energy P.L.C.	29,155	10,647
	Phoenix Group Holdings P.L.C.	137,472	1,348,570
*	Photo-Me International P.L.C.	37,784	36,257
*	Playtech P.L.C.	62,660	402,568
	Polypipe Group P.L.C.	33,632	262,424
*	PPHE Hotel Group, Ltd.	860	20,208
*	Premier Foods P.L.C.	195,519	263,377
*	Provident Financial P.L.C.	65,571	221,743
	PZ Cussons P.L.C.	68,877	251,084
	QinetiQ Group P.L.C.	155,098	710,922
	Quilter P.L.C.	271,966	614,224
*	Rank Group P.L.C.	43,286	116,522
*	Reach P.L.C.	91,064	276,571
	Redcentric P.L.C.	6,639	12,836
	Redde Northgate P.L.C.	44,224	222,437
	Redrow P.L.C.	73,870	705,119
*	Renewi P.L.C.	172,747	121,554
*	Restaurant Group P.L.C. (The)	78,914	130,738
	Rhi Magnesita NV	2,226	139,561
	Ricardo P.L.C.	10,089	58,481
	Robert Walters P.L.C.	2,645	24,656
*	Royal Mail P.L.C.	180,633	1,237,549
*	RPS Group P.L.C.	52,390	63,704
	RSA Insurance Group P.L.C.	221,816	2,089,039
	RWS Holdings P.L.C.	24,988	237,031
	S&U P.L.C.	1,164	40,066
	Sabre Insurance Group P.L.C.	27,446	98,630
*	Saga P.L.C.	19,693	103,681
	Savills P.L.C.	12,857	211,855
*	Senior P.L.C.	96,171	143,821
*	Serco Group P.L.C.	136,719	264,680
	Serica Energy P.L.C.	25,567	41,934
	Severfield P.L.C.	59,426	64,381
*	SIG P.L.C.	35,639	24,350
*	Signature Aviation P.L.C.	161,848	903,326
	Smart Metering Systems P.L.C.	18,690	209,514
	Spectris P.L.C.	14,627	657,043
*	Speedy Hire P.L.C.	122,343	128,820
*	Spire Healthcare Group P.L.C.	59,487	164,255
*	SSP Group P.L.C.	537	2,376
	St. Modwen Properties P.L.C.	55,429	332,450
	Standard Life Aberdeen P.L.C.	360,501	1,381,526
	Stock Spirits Group P.L.C.	39,966	150,792
*	Superdry P.L.C.	6,793	26,367
	T Clarke P.L.C.	15,910	28,038
	Tate & Lyle P.L.C.	85,148	941,955
	Taylor Wimpey P.L.C.	604,113	1,498,619
*	TBC Bank Group P.L.C.	5,131	68,996
*	Ted Baker P.L.C.	12,025	27,284
*	Telit Communications P.L.C.	6,281	17,606
	TI Fluid Systems P.L.C.	16,526	67,846
	TP ICAP Group P.L.C.	241,910	794,276

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Travis Perkins P.L.C.	58,090	$1,233,568
*	Trifast P.L.C.	24,071	53,236
	TT Electronics P.L.C.	41,466	136,387
*	Tungsten Corp. P.L.C.	20,245	9,499
	Tyman P.L.C.	21,144	123,353
*	U & I Group P.L.C.	37,908	49,753
	UDG Healthcare P.L.C.	43,014	509,065
*	Vectura Group P.L.C.	189,631	294,829
*	Vertu Motors P.L.C.	66,994	42,078
	Vesuvius P.L.C.	61,001	452,970
*	Virgin Money UK P.L.C.	194,519	537,228
	Vistry Group P.L.C.	69,728	1,191,917
	Vitec Group P.L.C. (The)	5,645	109,538
	Vivo Energy P.L.C.	32,455	44,851
	Volex P.L.C.	6,253	29,356
	Volution Group P.L.C.	37,985	218,501
	Vp P.L.C.	3,920	44,946
	Watkin Jones P.L.C.	5,928	19,402
*	Weir Group P.L.C. (The)	37,809	1,000,669
*	Whitbread P.L.C.	43,762	1,961,992
*	Wickes Group P.L.C.	65,091	224,690
	Wm Morrison Supermarkets P.L.C.	534,999	1,284,897
*	Xaar P.L.C.	19,705	48,654
*	Young & Co’s Brewery P.L.C.	2,194	26,450
*	Young & Co’s Brewery P.L.C., Class A	1,855	35,508
	Zotefoams P.L.C.	3,822	21,748

TOTAL UNITED KINGDOM			79,719,546

UNITED STATES — (0.1%)
	Ovintiv, Inc.	17,300	413,667
*	Samsonite International SA	237,600	439,733

TOTAL UNITED STATES			853,400

TOTAL COMMON STOCKS			731,846,011

PREFERRED STOCKS — (0.6%)

BRAZIL — (0.4%)
	Banco ABC Brasil SA	18,075	49,246
	Banco do Estado do Rio Grande do Sul SA, Class B	42,400	95,618
	Banco Pan SA	32,265	109,232
*	Braskem SA, Class A	31,689	306,270
	Cia Ferro Ligas da Bahia - FERBASA	9,400	77,871
*	Eucatex SA Industria e Comercio	8,800	19,683
	Gerdau SA	216,500	1,324,018
	Grazziotin SA	1,600	10,126
	Marcopolo SA	156,673	75,278
	Randon SA Implementos e Participacoes	53,554	137,137
	Schulz SA	14,000	28,299
	Unipar Carbocloro SA.	11,184	159,832
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	84,000	347,162

TOTAL BRAZIL			2,739,772

GERMANY — (0.2%)
	Biotest AG	2,716	95,986
	Draegerwerk AG & Co., KGaA	2,384	222,547
	Jungheinrich AG	12,365	646,879
	Schaeffler AG	27,512	247,977

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Sixt SE	3,248	$267,957
	STO SE & Co., KGaA	568	107,717
	Villeroy & Boch AG	889	18,921

TOTAL GERMANY			1,607,984

PHILIPPINES — (0.0%)
	Cebu Air, Inc	22,520	21,047

TOTAL PREFERRED STOCKS			4,368,803

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	3,445	14,014
*	Pan American Silver Corp. Rights 02/22/29	66,848	58,826

TOTAL CANADA			72,840

MALAYSIA — (0.0%)
*	Scientex BHD Warrants 01/14/26	4,380	1,433

SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	196,236	0

SOUTH KOREA — (0.0%)
*	Humax Co., Ltd. Rights 06/08/21	488	384
*	Korea Line Corp. Rights 06/09/21	9,117	8,565

TOTAL SOUTH KOREA			8,949

TAIWAN — (0.0%)
*	Supreme Electronics Co., Ltd. Rights 05/07/21	5,521	1,976
*	Supreme Electronics Co., Ltd. Rights Exp 10/28/20	5,176	0

TOTAL TAIWAN			1,976

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/21/21	12,850	4,746
*	MBK P.L.C. Warrants 3/24/22	5,770	2,001
*	Noble W2 Warrants 01/05/22	5,900	190
*	U City PCL Rights Exp 03/31/21	1,636,200	7,882

TOTAL THAILAND			14,819

TOTAL RIGHTS/WARRANTS			100,017

TOTAL INVESTMENT SECURITIES (Cost $617,760,678)			736,314,831

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	233,832	2,705,433

TOTAL INVESTMENTS — (100.0%) (Cost $620,465,090)			$739,020,264

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2021, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	06/18/21	$2,091,635	$2,087,200	$(4,435)

Total Futures Contracts			$2,091,635	$2,087,200	$(4,435)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,162	$39,490,480	—	$39,491,642
Austria	—	6,630,676	—	6,630,676
Belgium	—	7,645,889	—	7,645,889
Brazil	7,207,179	—	—	7,207,179
Canada	59,665,281	35,864	—	59,701,145
Chile	1,035,515	—	—	1,035,515
China	2,423,737	59,132,461	—	61,556,198
Colombia	277,300	—	—	277,300
Denmark	—	14,888,219	—	14,888,219
Finland	—	8,982,910	—	8,982,910
France	—	27,276,541	—	27,276,541
Germany	—	35,191,664	—	35,191,664
Greece	—	375,636	—	375,636
Hong Kong	202,461	11,973,707	—	12,176,168
Hungary	—	10,752	—	10,752
India	105,483	30,424,693	—	30,530,176
Indonesia	—	3,857,461	—	3,857,461
Ireland	10,656	2,915,811	—	2,926,467
Israel	282,112	5,244,860	—	5,526,972
Italy	184,830	18,429,728	—	18,614,558
Japan	332,025	99,189,955	—	99,521,980
Malaysia	—	4,755,760	—	4,755,760
Mexico	5,998,734	—	—	5,998,734
Netherlands	724,499	13,474,940	—	14,199,439
New Zealand	—	2,990,963	—	2,990,963
Norway	183,091	5,584,668	—	5,767,759
Philippines	—	1,447,744	—	1,447,744
Poland	—	2,006,819	—	2,006,819
Portugal	—	1,568,630	—	1,568,630
Qatar	—	1,125,459	—	1,125,459
Russia	885,762	272,846	—	1,158,608
Saudi Arabia	—	5,663,425	—	5,663,425
Singapore	—	4,337,426	—	4,337,426
South Africa	181,573	9,090,536	—	9,272,109
South Korea	44,166	37,543,126	—	37,587,292
Spain	273,140	11,036,793	—	11,309,933
Sweden	52,888	18,570,938	—	18,623,826
Switzerland	—	27,914,388	—	27,914,388
Taiwan	—	41,820,591	—	41,820,591
Thailand	6,936,186	—	—	6,936,186
Turkey	29,026	2,358,132	—	2,387,158
United Arab Emirates	—	975,768	—	975,768
United Kingdom	1,598,606	78,120,940	—	79,719,546
United States	413,667	439,733	—	853,400

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$2,739,772	—	—	$2,739,772
Germany	—	$1,607,984	—	1,607,984
Philippines	21,047	—	—	21,047
Rights/Warrants
Canada	—	72,840	—	72,840
Malaysia	—	1,433	—	1,433
South Korea	—	8,949	—	8,949
Taiwan	—	1,976	—	1,976
Thailand	—	14,819	—	14,819
Securities Lending Collateral	—	2,705,433	—	2,705,433
Futures Contracts**	(4,435)	—	—	(4,435)

TOTAL	$91,805,463	$647,210,366	—	$739,015,829

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.3%)
AUSTRALIA — (4.3%)
*	A2B Australia, Ltd.	61,896	$60,949
	Accent Group, Ltd.	105,492	238,578
	Adairs, Ltd.	81,527	290,201
	Adbri, Ltd.	147,407	364,257
*	Afterpay, Ltd.	2,418	217,778
	AGL Energy, Ltd.	57,889	398,874
*	Ainsworth Game Technology, Ltd.	68,629	43,050
*	Alkane Resources, Ltd.	90,017	50,968
*	Alliance Aviation Services, Ltd.	11,891	38,473
	ALS, Ltd.	116,794	945,767
	Altium, Ltd.	33,183	756,761
	Alumina, Ltd.	242,873	321,825
#*	AMA Group, Ltd.	101,999	43,448
	AMP, Ltd.	1,042,475	895,223
	Ampol, Ltd.	78,537	1,548,110
	Ansell, Ltd.	27,424	892,111
	APA Group	108,035	834,715
#	APN Property Group, Ltd.	29,443	12,810
	Appen, Ltd.	9,531	114,743
*	Arafura Resources, Ltd.	16,794	2,323
	ARB Corp., Ltd.	19,817	594,556
#*	Ardent Leisure Group, Ltd.	193,020	127,612
	Aristocrat Leisure, Ltd.	65,365	1,864,360
	Asaleo Care, Ltd.	211,036	229,100
	ASX, Ltd.	4,901	275,382
	Atlas Arteria, Ltd.	137,581	637,661
	AUB Group, Ltd.	7,273	114,153
#	Aurelia Metals, Ltd.	371,492	119,581
	Aurizon Holdings, Ltd.	530,339	1,525,769
	AusNet Services	185,078	270,904
	Austal, Ltd.	104,574	194,058
	Australia & New Zealand Banking Group, Ltd.	199,536	4,402,618
*	Australian Agricultural Co., Ltd.	61,076	54,050
#	Australian Ethical Investment, Ltd.	11,755	78,793
	Australian Finance Group, Ltd.	51,890	112,262
	Australian Pharmaceutical Industries, Ltd.	206,019	187,931
*	Australian Strategic Materials, Ltd.	20,052	73,819
	Auswide Bank, Ltd.	3,393	16,745
	Baby Bunting Group, Ltd.	30,773	148,287
	Bank of Queensland, Ltd.	230,570	1,598,000
	Bapcor, Ltd.	102,141	607,114
	Base Resources, Ltd.	56,903	12,060
	Beach Energy, Ltd.	858,441	832,059
	Beacon Lighting Group, Ltd.	18,860	26,394
	Bega Cheese, Ltd.	93,777	461,318
	Bendigo & Adelaide Bank, Ltd.	140,066	1,111,345
	BHP Group, Ltd.	352,621	12,833,953
#	BHP Group, Ltd., Sponsored ADR	13,830	1,006,271
	Bingo Industries, Ltd.	103,329	271,403
#	Blackmores, Ltd.	3,936	216,801
#*	Blue Sky Alternative Investments, Ltd.	5,525	148
	BlueScope Steel, Ltd.	156,292	2,583,766
*	Boral, Ltd.	290,249	1,382,457
	Brambles, Ltd.	118,372	948,269
	Bravura Solutions, Ltd.	49,240	106,638

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Breville Group, Ltd.	31,302	$626,871
	Brickworks, Ltd.	27,903	435,583
	BWX, Ltd.	27,759	100,344
*	Byron Energy, Ltd.	59,304	5,238
	Capitol Health, Ltd.	106,976	30,884
	Cardno, Ltd.	70,457	42,906
	Carsales.com, Ltd.	56,976	870,403
#	Cash Converters International, Ltd.	184,747	32,803
	Cedar Woods Properties, Ltd.	23,481	132,590
	Challenger, Ltd.	171,969	675,027
*	Champion Iron, Ltd.	18,486	96,458
#*	CIMIC Group, Ltd.	13,452	200,269
*	City Chic Collective, Ltd.	26,152	93,928
#	Class, Ltd.	19,682	23,526
	Cleanaway Waste Management, Ltd.	611,584	1,340,788
	Clinuvel Pharmaceuticals, Ltd.	5,525	123,283
#	Clover Corp., Ltd.	24,457	35,377
	Cochlear, Ltd.	5,187	887,909
	Codan, Ltd.	54,165	741,740
	Coles Group, Ltd.	132,804	1,667,709
*	Collection House, Ltd.	64,782	10,985
	Collins Foods, Ltd.	70,593	617,883
	Commonwealth Bank of Australia	92,899	6,359,547
	Computershare, Ltd.	115,812	1,259,187
#*	Cooper Energy, Ltd.	474,722	89,134
*	Corporate Travel Management, Ltd.	14,296	202,601
	Costa Group Holdings, Ltd.	140,761	504,927
	Credit Corp. Group, Ltd.	12,376	275,388
*	Crown Resorts, Ltd.	75,054	704,807
	CSL, Ltd.	28,867	6,030,155
	CSR, Ltd.	273,453	1,255,857
	Data#3, Ltd.	37,256	177,873
*	Decmil Group, Ltd.	46,740	19,445
	Deterra Royalties, Ltd.	82,122	275,324
#	Dicker Data, Ltd.	8,078	65,179
*	Domain Holdings Australia, Ltd.	51,952	202,730
	Domino’s Pizza Enterprises, Ltd.	18,521	1,520,983
	Downer EDI, Ltd.	307,376	1,327,842
	Eagers Automotive, Ltd.	48,592	584,723
#*	Eclipx Group, Ltd.	141,679	207,287
	Elanor Investor Group	19,470	25,244
	Elders, Ltd.	42,720	400,316
#*	Emeco Holdings, Ltd.	84,755	61,811
	EQT Holdings, Ltd.	2,646	49,852
*	Estia Health, Ltd.	97,068	183,448
#	EVENT Hospitality and Entertainment, Ltd.	26,649	261,672
	Evolution Mining, Ltd.	484,268	1,714,697
*	FAR, Ltd.	1,063,607	3,359
	Fleetwood, Ltd.	22,875	44,642
#*	Flight Centre Travel Group, Ltd.	29,786	381,858
	Fortescue Metals Group, Ltd.	379,329	6,562,889
#*	Freedom Foods Group, Ltd.	8,951	2,820
	G8 Education, Ltd.	356,108	273,519
*	Galaxy Resources, Ltd.	63,839	191,306
#*	Genex Power, Ltd.	32,729	6,043
	Genworth Mortgage Insurance Australia, Ltd.	94,832	199,191
	Gold Road Resources, Ltd.	141,107	137,966
	GrainCorp, Ltd., Class A	73,533	289,310
	Grange Resources, Ltd.	238,429	104,675

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Greenland Minerals, Ltd.	177,454	$10,937
	GUD Holdings, Ltd.	33,523	344,671
	GWA Group, Ltd.	107,097	246,576
	Hansen Technologies, Ltd.	40,822	178,977
#	Harvey Norman Holdings, Ltd.	180,374	731,719
	Healius, Ltd.	238,369	758,073
#	Helloworld Travel, Ltd.	3,137	4,486
*	HT&E, Ltd.	85,589	117,905
	HUB24, Ltd.	8,491	164,709
#*	Humm Group, Ltd.	157,069	107,667
*	Huon Aquaculture Group, Ltd.	11,190	21,693
	IDP Education, Ltd.	45,706	798,343
	IGO, Ltd.	227,758	1,301,417
	Iluka Resources, Ltd.	82,122	486,753
	Imdex, Ltd.	130,607	189,893
*	Incitec Pivot, Ltd.	458,345	930,399
	Infomedia, Ltd.	124,521	150,711
#	Inghams Group, Ltd.	100,256	252,444
	Insurance Australia Group, Ltd.	182,100	686,117
	Intega Group, Ltd.	70,457	27,580
	Integral Diagnostics, Ltd.	32,119	112,495
#	Integrated Research, Ltd.	34,225	66,963
#	InvoCare, Ltd.	36,203	315,324
	IOOF Holdings, Ltd.	248,151	697,011
	IPH, Ltd.	45,859	250,208
	IRESS, Ltd.	55,985	434,593
	IVE Group, Ltd.	58,367	61,504
	James Hardie Industries P.L.C.	57,444	1,893,030
	James Hardie Industries P.L.C., Sponsored ADR	1,045	34,725
*	Japara Healthcare, Ltd.	122,823	95,443
	JB Hi-Fi, Ltd.	80,360	2,858,805
	Johns Lyng Group, Ltd.	23,834	74,926
	Jumbo Interactive, Ltd.	12,500	134,953
	Juno Minerals, Ltd.	31,904	2,006
	Jupiter Mines, Ltd.	520,847	135,961
*	Karoon Energy, Ltd.	210,222	205,808
#	Kogan.com, Ltd.	8,157	69,365
	Lendlease Corp., Ltd.	78,586	767,920
	Lifestyle Communities, Ltd.	5,731	61,748
	Link Administration Holdings, Ltd.	232,345	890,254
	Lovisa Holdings, Ltd.	12,650	141,597
*	Lynas Rare Earths, Ltd.	66,222	278,867
	MACA, Ltd.	167,376	118,754
	Macmahon Holdings, Ltd.	300,111	43,835
	Macquarie Group, Ltd.	18,436	2,272,467
	Magellan Financial Group, Ltd.	19,802	737,720
*	Mayne Pharma Group, Ltd.	699,050	217,288
	McMillan Shakespeare, Ltd.	32,345	276,230
	McPherson’s, Ltd.	24,606	28,933
	Medibank Pvt, Ltd.	510,412	1,211,041
	Medusa Mining, Ltd.	85,990	53,004
#*	Mesoblast, Ltd.	58,643	89,104
#*	Metals X, Ltd.	194,260	34,876
	Metcash, Ltd.	580,173	1,589,499
*	Metro Mining, Ltd.	120,794	5,595
	Mineral Resources, Ltd.	60,820	2,221,173
*	MMA Offshore, Ltd.	76,024	18,361
	MNF Group, Ltd.	6,933	30,882
	Monadelphous Group, Ltd.	24,054	235,183

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Monash IVF Group, Ltd.	164,283	$108,052
	Money3 Corp., Ltd.	70,036	167,788
	Mortgage Choice, Ltd.	52,196	77,257
	Mount Gibson Iron, Ltd.	140,718	100,070
*	Myer Holdings, Ltd.	341,996	82,769
	MyState, Ltd.	25,752	87,030
	National Australia Bank, Ltd.	231,851	4,744,639
	Navigator Global Investments, Ltd.	35,916	42,132
	Netwealth Group, Ltd.	24,166	276,614
	New Energy Solar, Ltd.	12,676	7,684
	New Hope Corp., Ltd.	195,956	175,010
	Newcrest Mining, Ltd.	56,643	1,157,672
*	NEXTDC, Ltd.	31,711	282,017
	nib holdings, Ltd.	157,246	748,333
	Nick Scali, Ltd.	21,590	185,972
	Nine Entertainment Co. Holdings, Ltd.	489,616	1,077,195
	Northern Star Resources, Ltd.	300,084	2,411,005
	NRW Holdings, Ltd.	233,457	347,937
*	Nufarm, Ltd.	108,559	435,740
	OFX Group, Ltd.	72,450	67,128
	Oil Search, Ltd.	412,771	1,192,248
	OM Holdings, Ltd.	46,008	32,793
	Omni Bridgeway, Ltd.	37,694	109,238
*	oOh!media, Ltd.	276,860	363,597
	Orica, Ltd.	26,440	275,271
	Origin Energy, Ltd.	354,686	1,134,137
	Orora, Ltd.	426,136	1,042,673
	OZ Minerals, Ltd.	120,969	2,206,974
	Pacific Current Group, Ltd.	15,421	65,853
#	Pacific Smiles Group, Ltd.	7,482	16,477
#	Pact Group Holdings, Ltd.	71,659	200,423
*	Panoramic Resources, Ltd.	449,671	55,225
	Peet, Ltd.	131,518	124,231
	Pendal Group, Ltd.	68,668	389,501
	People Infrastructure, Ltd.	5,360	18,600
	Perenti Global, Ltd.	298,302	249,717
	Perpetual, Ltd.	20,237	539,362
*	Perseus Mining, Ltd.	459,094	429,692
	Platinum Asset Management, Ltd.	90,485	328,524
#*	Praemium, Ltd.	17,729	10,520
	Premier Investments, Ltd.	16,297	330,020
	Pro Medicus, Ltd.	13,699	497,627
	Propel Funeral Partners, Ltd.	5,216	12,641
	PSC Insurance Group, Ltd.	6,696	18,313
	PWR Holdings, Ltd.	20,749	95,725
*	Qantas Airways, Ltd.	159,262	604,093
	QBE Insurance Group, Ltd.	185,516	1,403,349
	Qube Holdings, Ltd.	306,853	710,525
	Ramelius Resources, Ltd.	272,182	352,889
	Ramsay Health Care, Ltd.	23,595	1,223,148
	REA Group, Ltd.	5,612	682,783
	Reckon, Ltd.	16,235	9,999
#*	Red 5, Ltd.	539,792	77,011
	Reece, Ltd.	18,541	290,082
#	Regis Healthcare, Ltd.	48,428	85,814
	Regis Resources, Ltd.	358,016	713,727
*	Reject Shop, Ltd. (The)	13,887	64,586
	Reliance Worldwide Corp., Ltd.	98,249	372,399
#*	Resolute Mining, Ltd.	380,087	141,343

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Ridley Corp., Ltd.	99,459	$81,751
	Rio Tinto, Ltd.	46,356	4,308,554
*	RPMGlobal Holdings, Ltd.	22,062	24,917
	Sandfire Resources, Ltd.	128,155	655,862
	Santos, Ltd.	430,735	2,286,519
	SeaLink Travel Group, Ltd.	22,749	176,659
*	SEEK, Ltd.	7,870	187,559
#	Select Harvests, Ltd.	36,320	171,684
#	Senex Energy, Ltd.	61,288	147,391
	Servcorp, Ltd.	11,131	30,385
	Service Stream, Ltd.	159,867	126,224
#	Seven Group Holdings, Ltd.	45,814	757,227
#*	Seven West Media, Ltd.	497,856	181,305
	SG Fleet Group, Ltd.	29,150	68,260
	Shaver Shop Group, Ltd.	23,611	19,225
	Sigma Healthcare, Ltd.	462,744	213,305
*	Silver Lake Resources, Ltd.	306,707	408,170
	Sims, Ltd.	69,596	843,747
	SmartGroup Corp., Ltd.	28,813	155,990
	Sonic Healthcare, Ltd.	29,129	805,124
	South32, Ltd., ADR	8,829	97,119
	South32, Ltd.	554,490	1,220,736
*	Southern Cross Media Group, Ltd.	113,209	162,337
	Spark Infrastructure Group	257,414	434,749
#*	Speedcast International, Ltd.	165,938	0
#	SRG Global, Ltd.	103,215	35,622
	St Barbara, Ltd.	260,418	368,077
*	Star Entertainment Grp, Ltd. (The)	294,772	901,573
	Steadfast Group, Ltd.	143,712	461,061
	Suncorp Group, Ltd.	140,768	1,138,471
	Super Retail Group, Ltd.	147,085	1,350,958
#*	Superloop, Ltd.	17,105	13,661
*	Sydney Airport	104,912	498,921
#*	Syrah Resources, Ltd.	103,264	93,180
	Tabcorp Holdings, Ltd.	438,664	1,672,562
#	Tassal Group, Ltd.	105,184	299,093
	Technology One, Ltd.	87,429	637,838
	Telstra Corp., Ltd.	411,065	1,073,856
	Telstra Corp., Ltd., ADR	939	12,273
	TPG Telecom, Ltd.	83,279	353,565
	Transurban Group	72,877	794,670
	Treasury Wine Estates, Ltd.	98,265	759,395
#*	Tuas, Ltd.	91,124	44,352
	United Malt Grp, Ltd.	123,108	433,072
	Virtus Health, Ltd.	42,133	185,250
	Vita Group, Ltd.	66,012	42,062
	Viva Energy Group, Ltd.	14,307	21,484
*	Vocus Group, Ltd.	221,537	933,841
#	WAM Capital, Ltd.	22,176	39,714
#*	Webjet, Ltd.	45,166	172,510
	Wesfarmers, Ltd.	95,120	3,965,190
	Western Areas, Ltd.	159,163	281,592
*	Westgold Resources, Ltd.	105,119	173,605
	Westpac Banking Corp.	197,591	3,807,711
*	Whitehaven Coal, Ltd.	328,931	322,041
	WiseTech Global, Ltd.	2,252	54,203
	Woodside Petroleum, Ltd.	102,319	1,784,512
	Woolworths Group, Ltd.	85,461	2,591,950
	Worley, Ltd.	86,099	714,439
*	Xero, Ltd.	2,656	289,333

TOTAL AUSTRALIA			179,064,843

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,588	$120,897
*	ams AG	64,780	1,123,170
	ANDRITZ AG	23,896	1,298,536
	AT&S Austria Technologie & Systemtechnik AG	15,848	610,378
	Atrium European Real Estate, Ltd.	43,336	141,088
	BAWAG Group AG	2,824	152,334
#*	DO & CO AG	430	36,684
*	Erste Group Bank AG	47,727	1,696,325
	EVN AG	12,426	283,557
*	FACC AG	1,947	20,675
*	Flughafen Wien AG	1,727	62,992
*	IMMOFINANZ AG	19,184	399,164
#*	Lenzing AG	6,487	856,339
	Mayr Melnhof Karton AG	2,109	437,701
#	Oesterreichische Post AG	11,224	497,578
	OMV AG	29,916	1,470,625
	Palfinger AG	3,950	178,136
*	POLYTEC Holding AG	4,035	52,613
*	Porr AG	2,136	40,573
	Raiffeisen Bank International AG	55,975	1,222,920
#	Rosenbauer International AG	582	39,754
	S IMMO AG	7,826	203,175
	Schoeller-Bleckmann Oilfield Equipment AG	2,607	111,400
	Semperit AG Holding	1,666	75,496
	Strabag SE	8,022	318,313
	Telekom Austria AG	54,154	442,591
	UBM Development AG	1,357	66,224
	UNIQA Insurance Group AG	47,128	378,277
#	Verbund AG	3,126	256,717
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	499,648
	voestalpine AG	44,027	1,910,080
	Wienerberger AG	31,530	1,236,107
	Zumtobel Group AG	4,990	50,567

TOTAL AUSTRIA			16,290,634

BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	1,476,625
	Ageas SA	46,157	2,791,568
*	AGFA-Gevaert NV	67,716	333,382
#*	Akka Technologies	6,896	197,078
#	Anheuser-Busch InBev SA	69,892	4,950,622
#	Anheuser-Busch InBev SA, Sponsored ADR	1,081	76,708
*	Argenx SE	23	6,609
*	Argenx SE	330	94,828
	Atenor	822	59,898
	Banque Nationale de Belgique	10	22,183
	Barco NV	13,413	341,272
	Bekaert SA	16,807	737,919
*	bpost SA	33,088	351,650
*	Cie d’Entreprises CFE	5,331	539,791
*	Deceuninck NV	24,144	81,571
	D’ieteren SA	10,161	1,103,308
	Econocom Group SA	51,414	205,670
#	Elia Group SA	8,138	880,929

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Etablissements Franz Colruyt NV	23,970	$1,420,931
	Euronav NV	63,745	549,439
*	Euronav NV	22,697	193,378
*	EVS Broadcast Equipment SA	5,263	111,335
*	Exmar NV	15,568	65,424
	Fagron	22,568	506,214
*	Galapagos NV	763	59,404
	Gimv NV	6,876	431,543
	Immobel SA	2,633	207,749
	Ion Beam Applications	1,711	35,146
*	Jensen-Group NV	1,808	61,475
*	KBC Group NV	31,062	2,410,055
#*	Kinepolis Group NV	5,590	303,437
	Lotus Bakeries NV	105	571,879
*	MDxHealth	497	695
	Melexis NV	6,483	705,741
#*	Ontex Group NV	27,188	354,368
	Orange Belgium SA	21,127	558,337
	Picanol	858	79,412
#	Proximus SADP	49,493	1,054,446
	Recticel SA	25,013	381,735
	Resilux	566	115,062
	Shurgard Self Storage SA	2,788	129,701
#*	Sipef NV	2,254	127,763
	Solvay SA	20,372	2,590,555
	Telenet Group Holding NV	10,896	465,930
	TER Beke SA	239	33,090
*	Tessenderlo Group SA	13,271	566,378
	Titan Cement International SA	2,126	43,058
	UCB SA	6,529	604,572
#	Umicore SA	30,376	1,845,724
	Van de Velde NV	1,633	50,006
	Viohalco SA	4,480	27,209

TOTAL BELGIUM			30,912,802

BRAZIL — (1.3%)
	AES Brasil Energia SA	82,476	208,465
	Aliansce Sonae Shopping Centers SA	23,052	108,936
*	Alliar Medicos A Frente SA	28,300	46,055
	Alupar Investimento SA	39,538	195,577
#	Ambev SA, ADR	79,200	220,176
	Ambev SA	61,503	169,154
*	Anima Holding SA	72,214	143,842
	Arezzo Industria e Comercio SA	4,200	58,492
	Atacadao SA	22,500	89,966
*	B2W Cia Digital	3,700	45,855
	B3 SA - Brasil Bolsa Balcao	54,147	513,355
*	Banco ABC Brasil SA	1,129	3,057
	Banco Bradesco SA	68,273	259,792
	Banco BTG Pactual SA	17,351	344,174
	Banco do Brasil SA	89,350	487,539
	Banco Santander Brasil SA	32,700	231,944
	BB Seguridade Participacoes SA	91,840	377,535
*	BK Brasil Operacao e Assessoria a Restaurantes SA	25,700	46,839
*	BR Malls Participacoes SA	122,640	214,934
	BR Properties SA	34,800	57,466
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	26,922	170,739
*	Braskem SA, Sponsored ADR	3,700	71,632
*	BRF SA	61,622	235,845

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	C&A Modas Ltda	10,000	$22,662
	Camil Alimentos SA	54,757	100,904
	CCR SA	426,387	945,076
	Centrais Eletricas Brasileiras SA	28,800	195,056
	Cia Brasileira de Distribuicao	19,843	148,785
	Cia de Locacao das Americas	109,500	531,570
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	377,424
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	54,234
	Cia de Saneamento de Minas Gerais-COPASA	50,202	155,355
	Cia de Saneamento do Parana	85,475	332,015
	Cia de Saneamento do Parana	50,100	39,198
	Cia Energetica de Minas Gerais, Sponsored ADR	9,162	22,813
	Cia Energetica de Minas Gerais	32,379	100,677
	Cia Hering	26,077	131,632
	Cia Paranaense de Energia	7,400	39,588
	Cia Paranaense de Energia, Sponsored ADR	4,800	26,112
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	254,364
	Cia Siderurgica Nacional SA	244,382	2,213,004
	Cielo SA	232,766	147,834
*	Cogna Educacao	511,787	364,617
	Construtora Tenda SA	22,188	105,792
	Cosan SA	41,340	685,390
	CSU Cardsystem SA	19,900	96,239
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	88,916	385,157
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	7,300	16,462
	Direcional Engenharia SA	30,000	70,692
	Duratex SA	111,659	487,168
*	EcoRodovias Infraestrutura e Logistica SA	79,655	176,407
	EDP - Energias do Brasil SA	81,688	282,567
*	Embraer SA	288,217	817,103
	Enauta Participacoes SA	50,328	140,735
	Energisa SA	68,004	551,588
*	Eneva SA	125,772	339,665
	Engie Brasil Energia SA	20,282	151,852
	Equatorial Energia SA	267,350	1,234,858
	Even Construtora e Incorporadora SA	29,712	52,838
	Ez Tec Empreendimentos e Participacoes SA	34,643	206,058
	Fleury SA	76,842	361,431
	Fras-Le SA	13,100	28,385
*	Gafisa SA	23,900	20,063
	Grendene SA	50,250	75,578
	Guararapes Confeccoes SA	20,600	63,635
	Hapvida Participacoes e Investimentos SA	14,475	38,479
*	Helbor Empreendimentos SA	25,913	40,072
	Hypera SA	41,046	261,900
	Iguatemi Empresa de Shopping Centers SA	14,100	95,522
	Industrias Romi SA	21,116	126,959
	Instituto Hermes Pardini SA	20,471	70,887
*	International Meal Co. Alimentacao SA, Class A	110,406	76,015
	Iochpe-Maxion SA	29,623	74,220
	IRB Brasil Resseguros SA	160,561	180,009
	Itau Unibanco Holding SA	17,236	77,612
	JBS SA	271,100	1,503,214
	JHSF Participacoes SA	85,859	107,955
	JSL SA	2,209	4,054
	Kepler Weber SA	7,800	72,011
*	Klabin SA	134,786	691,293
	Light SA	77,981	251,512
	Linx SA, ADR	2,900	20,387

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Localiza Rent a Car SA	125,140	$1,481,301
	LOG Commercial Properties e Participacoes SA	12,594	68,419
*	Log-in Logistica Intermodal SA	12,494	45,771
	Lojas Americanas SA	19,994	73,063
	Lojas Renner SA	183,644	1,365,823
	M Dias Branco SA	9,258	45,369
	Magazine Luiza SA	95,724	352,970
	Mahle-Metal Leve SA	13,068	63,583
	Marcopolo SA	38,800	17,857
	Marfrig Global Foods SA	89,592	319,804
*	Marisa Lojas SA	26,823	26,467
*	Mills Estruturas e Servicos de Engenharia SA	64,273	95,486
	Minerva SA	53,271	94,930
	MRV Engenharia e Participacoes SA	101,900	325,469
	Multiplan Empreendimentos Imobiliarios SA	31,700	134,397
*	Natura & Co. Holding SA	116,631	1,046,492
	Notre Dame Intermedica Participacoes S.A.	25,876	387,136
	Odontoprev SA	110,274	259,239
*	Omega Geracao SA	10,400	75,051
*	Petro Rio SA	45,731	770,988
	Petrobras Distribuidora SA	132,488	549,020
	Petroleo Brasileiro SA	699,723	2,975,599
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	42,200	365,030
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	31,500	267,120
	Porto Seguro SA	65,943	599,333
	Portobello SA	21,637	47,599
	Positivo Tecnologia SA	15,800	32,664
*	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	27,978
	Qualicorp Consultoria e Corretora de Seguros SA	96,681	481,443
	Raia Drogasil SA	179,000	866,653
*	Rumo SA	144,340	531,438
	Sao Carlos Empreendimentos e Participacoes SA	9,300	64,545
	Sao Martinho SA	82,184	471,585
	Sendas Distribuidora SA	19,843	295,487
	Ser Educacional SA	27,270	64,710
	SIMPAR SA	6,300	50,172
	SLC Agricola SA	37,100	333,228
	Smiles Fidelidade SA	21,100	83,242
	Sul America SA	62,919	378,877
*	Suzano SA	94,065	1,189,135
#*	Suzano SA, Sponsored ADR	1,917	24,309
*	Tecnisa SA	25,185	38,018
	Tegma Gestao Logistica SA	7,318	30,500
	Telefonica Brasil SA	28,570	227,211
	Telefonica Brasil SA, ADR	3,300	26,169
*	Terra Santa Agro SA	6,900	56,881
	TIM SA	241,221	541,321
	TOTVS SA	47,682	272,993
	Transmissora Alianca de Energia Eletrica SA	65,432	503,504
	Trisul SA	36,232	64,633
*	Tupy SA	38,083	164,193
	Ultrapar Participacoes SA	129,406	502,897
	Unipar Carbocloro SA	7,116	95,866
	Usinas Siderurgicas de Minas Gerais SA Usiminas	17,700	75,563
	Vale SA	628,010	12,604,016
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,332	43,002
*	Vulcabras Azaleia SA	46,000	64,359
	WEG SA	40,068	258,241
	Wiz Solucoes e Corretagem de Seguros SA	29,500	62,453
	YDUQS Participacoes SA	138,002	743,354

TOTAL BRAZIL			53,670,009

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (6.7%)
*	5N Plus, Inc.	22,100	$74,077
	Absolute Software Corp.	14,673	219,770
	Acadian Timber Corp.	4,133	68,258
*	AcuityAds Holdings, Inc.	2,700	30,775
#*	Advantage Oil & Gas, Ltd.	83,829	222,335
	Aecon Group, Inc.	32,656	495,758
#*	Africa Oil Corp.	64,590	63,058
	AG Growth International, Inc.	2,198	77,073
	AGF Management, Ltd., Class B	30,300	187,349
	Agnico Eagle Mines, Ltd.	11,405	712,128
#*	Aimia, Inc.	28,292	113,016
*	Air Canada	20,938	421,945
	AirBoss of America Corp.	9,083	302,976
	Alamos Gold, Inc., Class A	118,547	949,995
	Alamos Gold, Inc., Class A	39,729	317,832
	Alaris Equity Partners Income	12,017	166,301
*	Alcanna, Inc.	6,348	39,044
#*	Alexco Resource Corp.	15,300	41,575
	Algoma Central Corp.	1,200	16,509
#	Algonquin Power & Utilities Corp.	53,376	861,120
	Alimentation Couche-Tard, Inc., Class B	71,248	2,414,253
	AltaGas, Ltd.	83,860	1,567,151
	Altius Minerals Corp.	8,140	110,860
	Altus Group, Ltd.	5,525	279,183
#*	Americas Gold & Silver Corp.	3,200	6,899
*	Amerigo Resources, Ltd.	65,100	65,675
	Andrew Peller, Ltd., Class A	10,400	95,949
#*	Aphria, Inc.	14,362	220,888
	ARC Resources, Ltd.	269,709	1,696,176
#*	Argonaut Gold, Inc.	83,845	184,178
*	Aritzia, Inc.	29,744	742,178
	Atco, Ltd., Class I	13,642	468,255
*	Athabasca Oil Corp.	187,300	91,429
*	ATS Automation Tooling Systems, Inc.	9,191	221,709
#*	Aurora Cannabis, Inc.	5,525	49,216
#*	Aurora Cannabis, Inc.	4,709	42,103
*	AutoCanada, Inc.	10,001	385,345
	B2Gold Corp.	547,268	2,635,827
	Badger Daylighting, Ltd.	12,872	435,437
#*	Ballard Power Systems, Inc.	1,300	28,431
	Bank of Montreal 063671101	64,566	6,091,156
	Bank of Nova Scotia (The) 064149107	94,722	6,032,844
	Barrick Gold Corp.	6,334	134,961
	Barrick Gold Corp.	16,901	359,146
	Barrick Gold Corp.	36,590	780,506
*	Bausch Health Cos., Inc.	4,180	134,471
*	Bausch Health Cos., Inc.	64,340	2,071,296
	BCE, Inc.	3,587	169,533
	BCE, Inc.	11,595	547,864
	Birchcliff Energy, Ltd.	116,115	294,739
	Bird Construction, Inc.	6,834	50,376
*	Black Diamond Group, Ltd.	21,800	70,057
#*	BlackBerry, Ltd. 09228F103	46,689	412,264
	BMTC Group, Inc.	1,900	22,816

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Bombardier, Inc., Class A	12,600	$11,481
*	Bombardier, Inc., Class B	43,126	32,279
#	Bonterra Energy Corp.	12,185	34,895
	Boralex, Inc., Class A	36,589	1,172,848
	Bridgemarq Real Estate Services	1,900	25,815
	Brookfield Asset Management, Inc., Class A	13,319	607,103
	BRP, Inc.	10,418	957,085
#	CAE, Inc.	36,778	1,151,977
#	CAE, Inc.	14,430	451,948
	Calian Group, Ltd.	4,000	188,813
	Cameco Corp. 13321L108	64,622	1,086,296
#	Cameco Corp. 13321L959	59,204	995,122
	Canaccord Genuity Group, Inc.	23,651	228,015
	Canacol Energy, Ltd.	54,484	153,813
*	Canada Goose Holdings, Inc.	10,400	439,471
*	Canada Goose Holdings, Inc.	2,827	119,497
#	Canadian Imperial Bank of Commerce 136069101	49,929	5,190,619
	Canadian Imperial Bank of Commerce 136069952	3,291	342,126
	Canadian National Railway Co.	8,600	925,874
	Canadian National Railway Co.	47,248	5,086,247
	Canadian Natural Resources, Ltd.	164,318	4,987,760
	Canadian Natural Resources, Ltd.	155,586	4,726,703
	Canadian Pacific Railway, Ltd.	1,800	671,747
#	Canadian Pacific Railway, Ltd.	8,096	3,020,860
#	Canadian Tire Corp., Ltd., Class A	8,029	1,279,780
#	Canadian Utilities, Ltd., Class A	12,650	361,546
	Canadian Utilities, Ltd., Class B	900	24,419
	Canadian Western Bank	35,424	974,113
*	Canfor Corp.	34,557	863,117
	Canfor Pulp Products, Inc.	14,588	106,815
#*	Canopy Growth Corp.	17,100	461,185
	CanWel Building Materials Group, Ltd.	31,012	244,988
#	Capital Power Corp.	27,586	879,547
*	Capstone Mining Corp.	127,715	570,439
*	Cardinal Energy, Ltd.	41,298	90,717
#	Cargojet, Inc.	1,100	161,973
	Cascades, Inc.	50,702	594,820
	CCL Industries, Inc., Class B	18,900	1,072,817
*	Celestica, Inc.	18,645	155,313
*	Celestica, Inc.	21,675	180,574
	Cenovus Energy, Inc.	188,728	1,469,411
	Cenovus Energy, Inc.	74,991	582,680
	Centerra Gold, Inc.	102,168	942,591
	Cervus Equipment Corp.	5,000	67,689
	CES Energy Solutions Corp.	82,567	108,822
#*	CGI, Inc.	12,981	1,148,299
*	CGI, Inc.	22,605	1,999,995
#	Chesswood Group, Ltd.	4,500	45,763
	China Gold International Resources Corp., Ltd.	94,140	288,742
	CI Financial Corp.	62,496	1,004,695
*	Cineplex, Inc.	13,227	136,666
	Cogeco Communications, Inc.	8,612	818,005
	Cogeco, Inc.	6,307	495,570
	Colliers International Group, Inc. 194693107	10,823	1,167,585
	Colliers International Group, Inc. 194693158	2,100	227,299
	Computer Modelling Group, Ltd.	29,984	133,680
	Constellation Software, Inc.	1,641	2,408,371
#*	Copper Mountain Mining Corp.	54,534	181,906
	Corby Spirit and Wine, Ltd.	3,900	57,493

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Corus Entertainment, Inc., Class B	89,165	$426,547
	Crescent Point Energy Corp.	150,009	591,908
	Crescent Point Energy Corp.	28,949	113,770
*	Crew Energy, Inc.	63,989	56,745
*	Denison Mines Corp.	180,074	193,384
*	Descartes Systems Group, Inc. (The)	2,799	179,304
	Dexterra Group, Inc.	13,416	65,597
#*	DIRTT Environmental Solutions	9,900	33,828
	Dollarama, Inc.	27,000	1,258,235
*	Dorel Industries, Inc., Class B	11,212	112,562
	DREAM Unlimited Corp., Class A	20,200	376,834
	Dundee Precious Metals, Inc.	70,644	508,644
#	ECN Capital Corp.	127,155	852,424
	E-L Financial Corp., Ltd.	400	305,902
*	Eldorado Gold Corp.	71,439	705,581
*	Eldorado Gold Corp.	3,487	34,417
	Element Fleet Management Corp.	215,383	2,637,200
#	Emera, Inc.	21,500	977,265
	Empire Co., Ltd., Class A	36,848	1,158,967
#	Enbridge, Inc.	31,909	1,230,760
	Enbridge, Inc.	59,848	2,308,337
	Endeavour Mining Corp.	64,658	1,346,131
#*	Endeavour Silver Corp.	14,200	74,861
	Enerflex, Ltd.	41,584	277,418
#*	Energy Fuels, Inc.	35,300	193,853
	Enerplus Corp.	100,929	542,766
	Enghouse Systems, Ltd.	14,122	668,904
	Ensign Energy Services, Inc.	47,242	43,431
*	Equinox Gold Corp.	15,647	126,535
	Equitable Group, Inc.	5,340	579,595
*	ERO Copper Corp.	15,478	305,619
	Evertz Technologies, Ltd.	9,000	112,907
#	Exchange Income Corp.	7,900	247,640
	Exco Technologies, Ltd.	11,598	101,246
#	Extendicare, Inc.	32,374	205,704
	Fairfax Financial Holdings, Ltd.	3,139	1,434,162
	Fiera Capital Corp.	17,500	155,331
	Finning International, Inc.	56,844	1,479,429
	Firm Capital Mortgage Investment Corp.	12,344	146,021
*	First Majestic Silver Corp.	17,602	266,647
#*	First Majestic Silver Corp.	3,500	52,815
	First National Financial Corp.	5,700	239,102
	First Quantum Minerals, Ltd.	80,097	1,846,112
	FirstService Corp.	9,837	1,596,053
	FirstService Corp.	1,700	276,144
*	Fission Uranium Corp.	126,692	71,120
#	Fortis, Inc.	23,719	1,058,059
	Fortis, Inc.	3,499	156,055
#*	Fortuna Silver Mines, Inc.	56,870	342,381
	Franco-Nevada Corp.	2,794	389,037
#	Freehold Royalties, Ltd.	50,998	333,998
#	Frontera Energy Corp.	5,281	27,154
#*	Galiano Gold, Inc.	42,200	54,246
	Gamehost, Inc.	14,487	83,682
*	GDI Integrated Facility Services, Inc.	1,839	86,403
	George Weston, Ltd.	14,524	1,282,423
	Gibson Energy, Inc.	56,959	1,040,336
	Gildan Activewear, Inc.	4,400	152,710
	Gildan Activewear, Inc.	17,201	596,703

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	goeasy, Ltd.	7,800	$922,813
*	Golden Star Resources, Ltd.	18,080	61,926
#*	GoldMoney, Inc.	5,600	13,304
#*	Gran Tierra Energy, Inc.	171,137	114,170
*	Great Canadian Gaming Corp.	21,408	772,440
	Great-West Lifeco, Inc.	31,426	911,217
	Guardian Capital Group, Ltd., Class A	8,800	230,891
*	Heroux-Devtek, Inc.	10,900	146,321
#	High Liner Foods, Inc.	9,675	104,924
	HLS Therapeutics, Inc.	2,000	31,648
*	Home Capital Group, Inc.	19,041	503,309
#	Hudbay Minerals, Inc.	106,008	791,729
	Hydro One, Ltd.	27,371	656,245
*	i-80 Gold Corp.	31,818	63,680
	iA Financial Corp., Inc.	36,578	2,059,903
*	IAMGOLD Corp.	194,387	607,286
*	IBI Group, Inc.	5,000	42,021
#	IGM Financial, Inc.	12,896	460,380
*	Imperial Metals Corp.	19,440	78,446
	Imperial Oil, Ltd.	20,122	581,159
#	Imperial Oil, Ltd.	15,058	435,929
	Information Services Corp.	4,900	98,865
	Innergex Renewable Energy, Inc.	31,929	545,512
	Intact Financial Corp.	8,286	1,101,384
	Inter Pipeline, Ltd.	51,678	753,423
*	Interfor Corp.	36,864	979,821
	Intertape Polymer Group, Inc.	18,192	447,714
#	Invesque, Inc.	10,197	33,140
#*	Ivanhoe Mines, Ltd., Class A	109,767	774,259
#	Jamieson Wellness, Inc.	8,711	273,417
	K-Bro Linen, Inc.	1,900	71,415
#*	Kelt Exploration, Ltd.	71,264	158,281
#	Keyera Corp.	62,009	1,418,113
*	Kinaxis, Inc.	3,508	452,474
	Kinross Gold Corp.	445,385	3,134,345
#	Kirkland Lake Gold, Ltd.	88,622	3,292,828
*	Knight Therapeutics, Inc.	46,627	204,845
#	KP Tissue, Inc.	2,889	23,739
#	Labrador Iron Ore Royalty Corp.	20,388	696,989
*	Largo Resources, Ltd.	4,970	86,934
	Lassonde Industries, Inc., Class A	400	63,774
#	Laurentian Bank of Canada	19,430	672,458
	Leon’s Furniture, Ltd.	10,815	193,837
*	Lightspeed POS, Inc.	600	41,886
	Linamar Corp.	30,632	1,795,080
	Loblaw Cos., Ltd.	19,900	1,104,971
	Logistec Corp., Class B	400	13,961
#*	Lucara Diamond Corp.	157,133	100,993
#*	Lundin Gold, Inc.	9,800	95,038
	Lundin Mining Corp.	215,706	2,606,056
	Magellan Aerospace Corp.	7,228	62,333
	Magna International, Inc.	14,837	1,401,195
	Magna International, Inc.	90,521	8,546,993
*	Mainstreet Equity Corp.	1,200	82,252
*	Major Drilling Group International, Inc.	42,371	240,613
	Manulife Financial Corp.	42,808	934,765
	Manulife Financial Corp.	89,032	1,945,349
#	Maple Leaf Foods, Inc.	27,700	639,343
#*	Marathon Gold Corp.	29,500	59,521

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Martinrea International, Inc.	58,998	$640,787
*	Mav Beauty Brands, Inc.	4,483	19,732
*	MDF Commerce, Inc.	2,100	22,723
	Medical Facilities Corp.	18,722	111,343
*	MEG Energy Corp.	119,337	659,235
	Melcor Developments, Ltd.	900	9,533
	Methanex Corp.	3,300	120,493
	Methanex Corp.	20,253	740,450
	Metro, Inc.	24,325	1,114,569
	Morguard Corp.	1,200	120,513
#	Morneau Shepell, Inc.	16,211	407,534
*	Mountain Province Diamonds, Inc.	3,100	1,387
*	MTY Food Group, Inc.	3,860	162,350
#	Mullen Group, Ltd.	46,713	511,918
#	National Bank of Canada	93,086	6,767,412
	Neo Performance Materials, Inc.	2,000	32,510
*	New Gold, Inc.	258,942	425,548
#	NFI Group, Inc.	15,411	345,671
	North American Construction Group, Ltd.	19,257	259,601
#	North West Co., Inc. (The)	18,436	530,964
#	Northland Power, Inc.	48,655	1,675,998
*	Novagold Resources, Inc.	2,900	26,071
	Nutrien, Ltd.	24,152	1,333,208
	Nutrien, Ltd.	34,922	1,927,330
#*	NuVista Energy, Ltd.	62,611	118,177
*	OceanaGold Corp.	290,546	484,578
	Onex Corp.	21,153	1,416,166
#	Open Text Corp.	23,300	1,097,184
	Open Text Corp.	13,610	641,031
	Osisko Gold Royalties, Ltd.	34,624	418,029
	Pan American Silver Corp.	41,105	1,306,918
#*	Paramount Resources, Ltd., Class A	29,332	272,998
*	Parex Resources, Inc.	69,096	1,301,365
	Park Lawn Corp.	9,020	249,139
#	Parkland Corp.	45,750	1,469,479
	Pason Systems, Inc.	27,037	206,767
	Pembina Pipeline Corp.	70,348	2,171,417
	Pembina Pipeline Corp.	5,287	163,157
#	Peyto Exploration & Development Corp.	72,878	317,802
*	Photon Control, Inc.	33,900	82,740
	PHX Energy Services Corp.	16,900	47,985
	Pizza Pizza Royalty Corp.	11,300	99,196
*	Points International, Ltd.	800	12,249
*	Points International, Ltd.	991	15,390
#	Polaris Infrastructure, Inc.	7,100	115,123
	Pollard Banknote, Ltd.	3,783	184,664
#	PrairieSky Royalty, Ltd.	74,675	800,729
*	Precision Drilling Corp.	6,009	154,287
#	Premium Brands Holdings Corp.	11,928	1,160,339
*	Pretium Resources, Inc.	45,900	482,097
	Primo Water Corp. 74167P108	25,285	423,271
	Primo Water Corp. 74167P959	19,458	325,157
*	Pulse Seismic, Inc.	14,300	22,221
	Quarterhill, Inc.	54,482	113,915
	Quebecor, Inc., Class B	27,877	749,571
*	Real Matters, Inc.	20,018	262,368
	Recipe Unlimited Corp.	5,697	89,222
	Restaurant Brands International, Inc.	21,148	1,452,307
#	Restaurant Brands International, Inc.	1,712	117,460

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	RF Capital Group, Inc.	15,205	$27,462
	Richelieu Hardware, Ltd.	14,400	503,060
	Ritchie Bros Auctioneers, Inc.	4,400	279,897
	Ritchie Bros Auctioneers, Inc.	14,889	946,940
	Rogers Communications, Inc., Class B	8,675	427,275
	Rogers Communications, Inc., Class B	25,624	1,261,470
#	Rogers Sugar, Inc.	38,387	173,642
*	Roxgold, Inc.	94,000	156,010
	Royal Bank of Canada 780087102	97,598	9,310,849
#	Royal Bank of Canada 780087953	120,786	11,527,808
	Russel Metals, Inc.	21,780	499,337
*	Sabina Gold & Silver Corp.	83,900	120,135
*	Sandstorm Gold, Ltd.	28,908	214,020
	Saputo, Inc.	23,603	750,058
#	Savaria Corp.	4,000	61,538
*	Seabridge Gold, Inc.	3,600	60,891
#	Secure Energy Services, Inc.	66,658	225,601
	Shaw Communications, Inc., Class B	42,973	1,244,632
	Shaw Communications, Inc., Class B	51,924	1,502,161
	ShawCor, Ltd.	32,243	152,932
*	Shopify, Inc., Class A	801	947,191
#	Sienna Senior Living, Inc.	22,996	273,898
*	Sierra Wireless, Inc.	3,500	53,106
*	Sierra Wireless, Inc.	9,431	142,880
#	Sleep Country Canada Holdings, Inc.	15,500	438,209
	SNC-Lavalin Group, Inc.	42,949	960,557
*	Spin Master Corp.	4,592	155,564
#	Sprott, Inc.	2,789	125,751
#	SSR Mining, Inc.	93,055	1,477,039
	Stantec, Inc.	13,110	613,823
	Stantec, Inc.	11,912	557,839
	Stella-Jones, Inc.	15,785	660,090
	Sun Life Financial, Inc.	37,134	2,003,008
	Suncor Energy, Inc.	29,216	624,891
	Suncor Energy, Inc.	165,422	3,543,339
*	SunOpta, Inc.	6,118	75,802
*	SunOpta, Inc.	18,145	224,681
#	Superior Plus Corp.	81,148	991,615
#	Surge Energy, Inc.	45,776	20,111
*	Tamarack Valley Energy, Ltd.	101,513	212,251
*	Taseko Mines, Ltd.	90,127	180,379
	TC Energy Corp.	75,871	3,753,582
	TC Energy Corp.	13,860	685,654
	Teck Resources, Ltd., Class B	33,093	700,280
	Teck Resources, Ltd., Class B	96,152	2,035,538
	TELUS Corp.	7,002	145,264
*	TeraGo, Inc.	1,400	6,424
	TFI International, Inc.	41,795	3,662,142
	Thomson Reuters Corp.	8,859	821,318
#	Tidewater Midstream and Infrastructure, Ltd.	119,343	101,949
	Timbercreek Financial Corp.	29,944	221,690
	TMX Group, Ltd.	2,758	303,926
*	Topicus.com, Inc.	3,052	228,435
*	Torex Gold Resources, Inc.	36,072	436,685
	Toromont Industries, Ltd.	21,373	1,704,067
	Toronto-Dominion Bank (The)	9,544	656,118
	Toronto-Dominion Bank (The)	89,325	6,141,094
*	Total Energy Services, Inc.	20,525	65,124
*	Touchstone Exploration, Inc.	58,500	82,337

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Tourmaline Oil Corp.	111,613	$2,408,149
	TransAlta Corp. 89346D958	170,598	1,676,625
#	TransAlta Renewables, Inc.	24,408	386,628
#	Transcontinental, Inc., Class A	48,608	920,632
#*	Trevali Mining Corp.	218,560	37,341
*	Trican Well Service, Ltd.	141,920	243,625
	Tricon Residential, Inc.	40,447	429,101
*	Trisura Group, Ltd.	949	101,256
*	Trisura Group, Ltd.	61	6,518
*	Turquoise Hill Resources, Ltd.	6,796	119,541
	Uni-Select, Inc.	16,616	184,119
	Vermilion Energy, Inc.	40,028	296,998
	Vermilion Energy, Inc.	18,918	140,372
	VersaBank	2,000	24,456
	Wajax Corp.	14,444	237,962
	Waste Connections, Inc.	2,045	243,541
	Waste Connections, Inc.	2,961	352,750
*	Wesdome Gold Mines, Ltd.	50,400	371,496
	West Fraser Timber Co., Ltd.	19,454	1,502,001
	West Fraser Timber Co., Ltd.	7,824	605,024
	Western Forest Products, Inc.	171,285	295,427
#	Westshore Terminals Investment Corp.	22,832	372,623
	Wheaton Precious Metals Corp.	12,175	503,071
#	Whitecap Resources, Inc.	222,473	973,764
*	WildBrain, Ltd.	32,791	72,564
	Winpak, Ltd.	10,327	358,586
#	WSP Global, Inc.	12,365	1,283,932
	Yamana Gold, Inc.	349,132	1,599,165
	Yamana Gold, Inc.	3,700	16,983
#*	Yangarra Resources, Ltd.	39,182	34,746
#	Yellow Pages, Ltd.	7,290	74,848

TOTAL CANADA			282,733,076

CHILE — (0.2%)
	AES Gener SA	893,087	146,756
	Aguas Andinas SA, Class A	419,596	119,255
	Banco de Chile	213,351	22,844
#	Banco de Chile, ADR	3,915	85,265
	Banco de Credito e Inversiones SA	5,248	243,708
	Banco Santander Chile, ADR	2,765	61,494
	Besalco SA	160,822	107,425
	CAP SA	23,985	427,574
	Cencosud SA	305,318	633,851
	Cencosud Shopping SA	14,671	23,945
	Cia Cervecerias Unidas SA	37,906	348,804
	Cia Cervecerias Unidas SA, Sponsored ADR	493	9,037
*	Cia Sud Americana de Vapores SA	6,550,063	396,287
	Colbun SA	1,072,013	184,016
	Embotelladora Andina SA, ADR, Class B	1,917	27,451
	Empresa Nacional de Telecomunicaciones SA	66,171	371,574
	Empresas CMPC SA	139,125	386,605
	Empresas COPEC SA	21,309	229,481
	Empresas Hites SA	18,149	3,958
#	Enel Americas SA, ADR	52,803	379,126
	Enel Americas SA	1,224,078	174,243
	Enel Chile SA, ADR	29,101	101,564
*	Enel Chile SA	1,250,268	85,318
	Engie Energia Chile SA	105,813	111,659
	Falabella SA	37,462	169,196

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
*	Forus SA	8,525	$16,551
	Grupo Security SA	399,250	82,571
	Hortifrut SA	8,822	14,001
	Inversiones Aguas Metropolitanas SA	251,240	193,362
	Inversiones La Construccion SA	13,361	89,709
	Itau CorpBanca Chile SA	40,249,941	137,049
	Itau CorpBanca Chile SA, ADR	900	4,635
	Multiexport Foods SA	25,298	11,746
	Parque Arauco SA	94,350	146,437
	PAZ Corp. SA	29,524	27,375
	Plaza SA	23,849	40,267
	Ripley Corp. SA	328,431	104,902
	Salfacorp SA	149,065	103,190
	Sigdo Koppers SA	12,552	15,188
	SMU SA	193,983	27,850
	Sociedad Matriz SAAM SA	1,440,321	114,702
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,175	378,409
	SONDA SA	190,611	120,954
	Vina Concha y Toro SA	73,365	128,102

TOTAL CHILE			6,607,436

CHINA — (9.9%)
*	21Vianet Group, Inc., ADR	3,907	109,044
	360 Security Technology, Inc., Class A	8,100	15,749
	361 Degrees International, Ltd.	364,000	146,184
*	3SBio, Inc.	395,000	373,403
*	51job, Inc., ADR	5,395	332,062
	5I5J Holding Group Co., Ltd., Class A	67,400	40,207
#	AAC Technologies Holdings, Inc.	275,000	1,526,574
	AAG Energy Holdings, Ltd.	70,000	12,239
	Accelink Technologies Co., Ltd., Class A	5,300	18,150
	Addsino Co., Ltd., Class A	14,100	36,950
*	Advanced Technology & Materials Co., Ltd., Class A	24,500	27,034
	AECC Aero-Engine Control Co., Ltd., Class A	18,600	51,951
	AECC Aviation Power Co., Ltd., Class A	16,200	94,475
	Aerospace CH UAV Co., Ltd.	6,700	19,344
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	17,000	21,002
	Agile Group Holdings, Ltd.	954,000	1,490,314
	Agricultural Bank of China, Ltd., Class H	2,912,000	1,128,165
	Aier Eye Hospital Group Co., Ltd., Class A	9,890	113,364
	Air China, Ltd., Class H	538,000	425,390
	Aisino Corp., Class A	40,611	74,228
	Ajisen China Holdings, Ltd.	255,000	44,500
#	Ak Medical Holdings, Ltd.	98,000	152,236
	AKM Industrial Co., Ltd.	100,000	12,851
*	Alibaba Group Holding, Ltd., Sponsored ADR	44,024	10,167,343
*	Alibaba Group Holding, Ltd.	81,200	2,347,305
*	Alibaba Health Information Technology, Ltd.	26,000	79,139
*	Alibaba Pictures Group, Ltd.	3,540,000	514,318
	A-Living Smart City Services Co., Ltd., Class H	222,500	1,022,702
*	Alpha Group, Class A	17,100	16,095
*	Aluminum Corp. of China, Ltd., Class H	1,192,000	615,949
#	Angang Steel Co., Ltd., Class H	696,800	479,021
	Angel Yeast Co., Ltd., Class A	8,672	78,381
	Anhui Conch Cement Co., Ltd., Class H	301,500	1,799,549
	Anhui Construction Engineering Group Co., Ltd., Class A	62,100	38,626
	Anhui Expressway Co., Ltd., Class H	114,000	79,919
	Anhui Genuine New Materials Co., Ltd., Class A	5,200	28,334
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	14,100	64,829

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Gujing Distillery Co., Ltd., Class A	2,616	$91,709
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	29,900	27,685
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	38,000	39,395
	Anhui Jinhe Industrial Co., Ltd., Class A	6,600	33,276
	Anhui Korrun Co., Ltd., Class A	2,300	8,098
	Anhui Kouzi Distillery Co., Ltd., Class A	12,800	122,840
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	10,000	13,793
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	34,600	42,881
	Anhui Xinhua Media Co., Ltd., Class A	19,800	14,727
	Anhui Yingjia Distillery Co., Ltd., Class A	14,000	80,973
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	24,000	39,442
	Animal Health Holdings, Inc.	42,000	507
	ANTA Sports Products, Ltd.	169,000	3,014,690
#*	Anton Oilfield Services Group	980,000	61,410
	Aoshikang Technology Co., Ltd., Class A	2,600	28,083
*	Aowei Holdings, Ltd.	114,000	15,557
	Apeloa Pharmaceutical Co., Ltd., Class A	16,800	80,522
	APT Satellite Holdings, Ltd.	134,750	43,578
*	Ascletis Pharma, Inc.	95,000	36,208
	Asia Cement China Holdings Corp.	255,500	262,152
#	AsiaInfo Technologies, Ltd.	42,800	68,776
	Asymchem Laboratories Tianjin Co., Ltd., Class A	800	40,509
#	Ausnutria Dairy Corp., Ltd.	234,000	345,739
	Autobio Diagnostics Co., Ltd., Class A	1,800	33,909
	Avary Holding Shenzhen Co., Ltd., Class A	4,300	20,640
	Avic Capital Co., Ltd., Class A	73,700	44,125
	AVIC Electromechanical Systems Co., Ltd., Class A	37,700	56,721
	Avic Heavy Machinery Co., Ltd., Class A	17,900	48,819
*	AVIC International Holding HK, Ltd.	1,270,866	20,583
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	4,500	47,289
	AVIC Shenyang Aircraft Co., Ltd., Class A	7,000	62,395
	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	8,012	29,714
	AviChina Industry & Technology Co., Ltd., Class H	779,000	499,893
	AVICOPTER P.L.C., Class A	4,300	33,749
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	66,100	140,382
	BAIC Motor Corp., Ltd., Class H	710,500	256,877
*	Baidu, Inc., Sponsored ADR	28,254	5,942,664
	BAIOO Family Interactive, Ltd.	138,000	35,363
	Bank of Beijing Co., Ltd., Class A	130,000	95,563
	Bank of Changsha Co., Ltd., Class A	60,500	84,133
	Bank of Chengdu Co., Ltd., Class A	98,400	181,070
	Bank of China, Ltd., Class H	5,109,000	2,026,985
	Bank of Chongqing Co., Ltd., Class H	235,000	157,736
	Bank of Communications Co., Ltd., Class H	1,439,000	918,790
	Bank of Guiyang Co., Ltd., Class A	49,900	59,694
	Bank of Hangzhou Co., Ltd., Class A	83,100	212,227
	Bank of Jiangsu Co., Ltd., Class A	192,400	209,947
	Bank of Nanjing Co., Ltd., Class A	236,600	335,107
	Bank of Ningbo Co., Ltd., Class A	67,700	441,161
	Bank of Shanghai Co., Ltd., Class A	89,793	113,395
#	Bank of Zhengzhou Co., Ltd., Class H	172,700	44,851
	Baoshan Iron & Steel Co., Ltd., Class A	122,300	162,559
	Baosheng Science and Technology Innovation Co., Ltd., Class A	38,000	24,585
*	Baoye Group Co., Ltd., Class H	78,000	40,677
#*	Baozun, Inc., Sponsored ADR	10,967	380,665
	BBMG Corp., Class H	767,000	157,637
	Befar Group Co., Ltd., Class A	48,200	46,174
	Beibuwan Port Co., Ltd., Class A	10,100	13,889
*	BeiGene, Ltd., ADR	1,675	575,429

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	BeiGene, Ltd.	5,200	$138,320
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	10,600	23,422
*	Beijing BDStar Navigation Co., Ltd., Class A	4,600	28,789
	Beijing Capital Co., Ltd., Class A	167,830	76,960
	Beijing Capital Development Co., Ltd., Class A	50,627	43,679
	Beijing Capital International Airport Co., Ltd., Class H	786,000	570,561
	Beijing Capital Land, Ltd., Class H	707,000	94,461
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	22,500	68,191
	Beijing Dabeinong Technology Group Co., Ltd., Class A	20,000	25,123
	Beijing E-Hualu Information Technology Co., Ltd., Class A	4,200	15,922
#*	Beijing Energy International Holding Co., Ltd.	1,960,000	63,021
	Beijing Enlight Media Co., Ltd., Class A	10,300	20,695
*	Beijing Enterprises Clean Energy Group, Ltd.	9,445,714	136,478
	Beijing Enterprises Holdings, Ltd.	196,000	639,351
*	Beijing Enterprises Medical & Health Group, Ltd.	1,836,000	24,460
	Beijing Enterprises Water Group, Ltd.	1,844,000	704,288
*	Beijing Gas Blue Sky Holdings, Ltd.	2,136,000	31,898
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	10,300	32,489
	Beijing Global Safety Technology Co., Ltd., Class A	2,000	7,019
*	Beijing Jetsen Technology Co., Ltd., Class A	70,230	37,536
	Beijing Jingneng Clean Energy Co., Ltd., Class H	466,000	101,371
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	11,700	9,889
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	2,500	14,204
	Beijing Kunlun Tech Co., Ltd., Class A	16,900	48,268
	Beijing New Building Materials P.L.C., Class A	26,300	186,899
	Beijing North Star Co., Ltd., Class H	286,000	52,555
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	64,300	36,317
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	15,100	20,215
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	16,200	144,059
	Beijing Originwater Technology Co., Ltd., Class A	59,200	64,218
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	58,600	48,215
	Beijing Shiji Information Technology Co., Ltd., Class A	9,500	41,797
*	Beijing Shougang Co., Ltd., Class A	53,700	41,728
	Beijing Shunxin Agriculture Co., Ltd., Class A	1,400	10,717
	Beijing Sinnet Technology Co., Ltd., Class A	16,600	36,065
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,700	21,480
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	23,273	18,382
	Beijing SuperMap Software Co., Ltd., Class A	6,600	16,134
	Beijing Thunisoft Corp., Ltd., Class A	3,859	10,644
	Beijing Tongrentang Co., Ltd., Class A	12,346	58,249
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	98,000	28,033
	Beijing Yanjing Brewery Co., Ltd., Class A.	53,400	60,910
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	16,500	23,225
*	Berry Genomics Co., Ltd., Class A	4,100	18,763
#	Best Pacific International Holdings, Ltd.	180,000	51,862
	Bestsun Energy Co., Ltd., Class A	42,700	31,897
	Betta Pharmaceuticals Co., Ltd., Class A	2,200	36,280
	Better Life Commercial Chain Share Co., Ltd., Class A	22,300	26,074
	BGI Genomics Co., Ltd., Class A	500	9,959
	Biem.L.Fdlkk Garment Co., Ltd., Class A	11,700	38,678
	BII Railway Transportation Technology Holdings Co., Ltd.	104,000	8,688
	Blue Sail Medical Co., Ltd., Class A	10,000	36,355
*	Bluedon Information Security Technology Co., Ltd., Class A	41,200	20,889
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	57,800	55,081
	BOE Technology Group Co., Ltd., Class A	228,700	257,841
*	Bohai Leasing Co., Ltd., Class A	144,400	46,150
	Bosideng International Holdings, Ltd.	1,184,000	600,519

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	7,100	$38,240
	Bright Dairy & Food Co., Ltd., Class A	22,800	60,767
	Bright Real Estate Group Co., Ltd., Class A	44,700	17,038
	Brilliance China Automotive Holdings, Ltd.	1,032,000	969,856
	B-Soft Co., Ltd., Class A	4,650	7,370
	BTG Hotels Group Co., Ltd., Class A	21,200	83,633
	BYD Co., Ltd., Class H	130,500	2,713,685
	BYD Electronic International Co., Ltd.	504,500	2,676,843
	By-health Co., Ltd., Class A	7,900	39,812
#	C C Land Holdings, Ltd.	758,499	176,456
	C&S Paper Co., Ltd., Class A	22,100	105,001
#*	CA Cultural Technology Group, Ltd.	173,000	65,864
	Cabbeen Fashion, Ltd.	101,000	35,231
	Caitong Securities Co., Ltd., Class A	35,900	55,250
	Camel Group Co., Ltd., Class A	41,308	76,224
	Canny Elevator Co., Ltd., Class A	13,800	20,291
	Canvest Environmental Protection Group Co., Ltd.	166,000	85,862
*	Capital Environment Holdings, Ltd.	1,420,000	26,479
	Carrianna Group Holdings Co., Ltd.	214,000	14,609
	CCS Supply Chain Management Co., Ltd., Class A	10,500	9,482
	CECEP Solar Energy Co., Ltd., Class A	68,300	64,771
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	52,800	24,178
	CECEP Wind-Power Corp., Class A	92,400	53,462
	Central China Real Estate, Ltd.	355,000	195,260
*	Central China Securities Co., Ltd., Class H	241,000	43,712
#*	CGN New Energy Holdings Co., Ltd.	866,000	210,893
	CGN Nuclear Technology Development Co., Ltd., Class A	22,700	39,043
	CGN Power Co., Ltd., Class H	841,000	193,480
	Chacha Food Co., Ltd., Class A	6,900	57,407
	Changchun Faway Automobile Components Co., Ltd., Class A	14,500	22,189
	Changchun High & New Technology Industry Group, Inc., Class A	1,700	130,297
	Changjiang Securities Co., Ltd., Class A	53,700	59,959
	Changsha Jingjia Microelectronics Co., Ltd., Class A	2,500	28,052
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,200	36,006
	Chaowei Power Holdings, Ltd.	372,000	134,865
	Chaozhou Three-Circle Group Co., Ltd., Class A	7,400	49,334
	Cheetah Mobile, Inc., ADR	20,368	43,995
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	5,500	12,728
	Chengdu Hongqi Chain Co., Ltd., Class A	29,400	27,669
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	3,300	4,604
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	4,352	14,490
	Chengdu Xingrong Environment Co., Ltd., Class A	33,500	26,888
	China Aerospace International Holdings, Ltd.	690,000	58,427
	China Aerospace Times Electronics Co., Ltd., Class A	45,600	48,011
	China Aircraft Leasing Group Holdings, Ltd.	85,000	68,666
	China Aoyuan Group, Ltd.	702,000	728,529
	China Avionics Systems Co., Ltd., Class A	14,500	33,591
	China Baoan Group Co., Ltd., Class A	48,800	79,126
	China BlueChemical, Ltd., Class H	924,000	261,241
*	China Boton Group Co., Ltd.	130,000	63,043
	China Building Material Test & Certification Group Co., Ltd., Class A	3,300	11,774
	China CAMC Engineering Co., Ltd., Class A	30,400	31,959
*	China Chengtong Development Group, Ltd.	788,000	18,532
	China Cinda Asset Management Co., Ltd., Class H	3,007,000	591,071
	China CITIC Bank Corp., Ltd., Class H	1,089,000	568,498
	China Coal Energy Co., Ltd., Class H	804,000	434,844
	China Common Rich Renewable Energy Investments, Ltd.	190,000	22,931
	China Communications Services Corp., Ltd., Class H	916,000	396,093
	China Conch Venture Holdings, Ltd.	413,500	1,951,018

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Construction Bank Corp., Class H	10,450,000	$8,248,619
*	China CSSC Holdings, Ltd., Class A	14,000	33,718
	China CYTS Tours Holding Co., Ltd., Class A	8,700	16,139
	China Datang Corp. Renewable Power Co., Ltd., Class H	865,000	161,087
#*	China Daye Non-Ferrous Metals Mining, Ltd.	1,212,000	23,452
*	China Dili Group	671,599	186,777
	China Dongxiang Group Co., Ltd.	1,499,000	196,968
	China Eastern Airlines Corp., Ltd., ADR	1,000	21,820
	China Eastern Airlines Corp., Ltd., Class H	736,000	322,372
	China Education Group Holdings, Ltd.	169,000	408,004
	China Electronics Huada Technology Co., Ltd.	276,000	30,127
	China Electronics Optics Valley Union Holding Co., Ltd.	824,000	44,339
	China Energy Engineering Corp., Ltd., Class H	726,000	73,665
	China Everbright Bank Co., Ltd., Class H	849,000	354,524
	China Everbright Environment Group, Ltd.	920,111	578,386
#	China Everbright Greentech, Ltd.	282,000	111,537
	China Everbright Water, Ltd.	52,712	10,881
	China Everbright, Ltd.	398,000	474,962
	China Evergrande Group	763,000	1,287,549
	China Express Airlines Co., Ltd., Class A	13,700	32,222
	China Film Co., Ltd., Class A	31,441	68,611
*	China Financial Services Holdings, Ltd.	19,600	4,290
	China Foods, Ltd.	576,000	239,814
	China Fortune Land Development Co., Ltd., Class A	103,950	89,434
	China Galaxy Securities Co., Ltd., Class H	954,500	567,289
	China Gas Holdings, Ltd.	549,400	1,980,289
	China Gezhouba Group Co., Ltd., Class A	99,200	108,909
*	China Glass Holdings, Ltd.	202,000	17,873
*	China Grand Automotive Services Group Co., Ltd.	77,200	36,095
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	344,000	288,453
	China Greatwall Technology Group Co., Ltd., Class A	11,800	21,455
*	China Greenland Broad Greenstate Group Co., Ltd.	160,000	6,995
	China Hanking Holdings, Ltd.	274,000	51,838
#	China Harmony Auto Holding, Ltd.	382,500	186,698
	China High Speed Railway Technology Co., Ltd., Class A	90,100	31,165
	China High Speed Transmission Equipment Group Co., Ltd.	167,000	120,900
	China Hongqiao Group, Ltd.	627,000	989,650
	China Huarong Asset Management Co., Ltd., Class H	3,800,000	498,986
*	China International Capital Corp., Ltd., Class H	365,200	914,254
#	China International Marine Containers Group Co., Ltd., Class H	217,800	409,284
#	China Isotope & Radiation Corp.	8,000	29,407
#	China Jinmao Holdings Group, Ltd.	1,512,000	572,808
	China Jushi Co., Ltd., Class A	57,800	160,052
	China Kepei Education Group, Ltd.	110,000	83,540
	China Kings Resources Group Co., Ltd., Class A	6,447	25,012
	China Lesso Group Holdings, Ltd.	742,000	1,866,432
#	China Life Insurance Co., Ltd., ADR	7,800	79,638
	China Life Insurance Co., Ltd., Class H	298,000	604,090
	China Lilang, Ltd.	281,000	187,046
*	China Literature, Ltd.	59,800	622,796
#*	China Logistics Property Holdings Co., Ltd.	218,000	123,915
	China Longyuan Power Group Corp., Ltd., Class H	728,000	1,070,546
	China Machinery Engineering Corp., Class H	438,000	195,970
*	China Maple Leaf Educational Systems, Ltd.	350,000	91,599
	China Medical System Holdings, Ltd.	746,000	1,723,061
	China Meheco Co., Ltd., Class A	29,100	57,598
	China Meidong Auto Holdings, Ltd.	226,000	1,126,975
	China Mengniu Dairy Co., Ltd.	713,000	3,816,045
	China Merchants Bank Co., Ltd., Class H	620,500	4,984,111

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Merchants Energy Shipping Co., Ltd., Class A	45,400	$34,370
	China Merchants Land, Ltd.	654,000	95,754
	China Merchants Port Holdings Co., Ltd.	546,675	874,599
	China Merchants Securities Co., Ltd., Class H	51,220	71,575
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	24,700	44,284
	China Minsheng Banking Corp., Ltd., Class H	958,900	491,355
*	China Modern Dairy Holdings, Ltd.	829,000	208,228
	China Molybdenum Co., Ltd., Class H	621,000	419,459
	China National Accord Medicines Corp., Ltd., Class A	10,100	65,111
	China National Building Material Co., Ltd., Class H	1,810,350	2,614,312
	China National Medicines Corp., Ltd., Class A	13,900	78,970
	China National Nuclear Power Co., Ltd., Class A	285,772	230,049
#	China New Higher Education Group, Ltd.	196,000	157,117
	China New Town Development Co., Ltd.	612,500	13,857
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	57,900	44,133
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	20,900	65,423
*	China Oceanwide Holdings, Ltd.	1,074,000	23,109
*	China Oil & Gas Group, Ltd.	2,268,000	125,534
	China Oilfield Services, Ltd., Class H	684,000	624,966
	China Oriental Group Co., Ltd.	596,000	201,358
	China Overseas Grand Oceans Group, Ltd.	774,000	493,004
	China Overseas Land & Investment, Ltd.	1,374,000	3,477,396
	China Overseas Property Holdings, Ltd.	665,000	671,665
	China Pacific Insurance Group Co., Ltd., Class H	814,800	2,932,683
#	China Petroleum & Chemical Corp., ADR	510	25,087
	China Petroleum & Chemical Corp., Class H	2,528,000	1,246,824
	China Pioneer Pharma Holdings, Ltd.	237,000	31,118
	China Power International Development, Ltd.	1,174,999	269,319
*	China Properties Group, Ltd.	81,000	4,328
	China Publishing & Media Co., Ltd., Class A	24,900	27,563
	China Railway Group, Ltd., Class H	995,000	513,702
	China Railway Hi-tech Industry Co., Ltd., Class A	34,600	45,123
	China Railway Signal & Communication Corp., Ltd., Class H	404,000	160,361
	China Railway Tielong Container Logistics Co., Ltd., Class A	36,500	28,199
*	China Rare Earth Holdings, Ltd.	768,399	84,748
	China Reinsurance Group Corp., Class H	2,090,000	217,682
	China Renaissance Holdings, Ltd.	23,200	74,535
	China Resources Beer Holdings Co., Ltd.	189,807	1,529,030
	China Resources Cement Holdings, Ltd.	1,088,000	1,185,183
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	29,700	55,109
	China Resources Gas Group, Ltd.	400,000	2,164,231
	China Resources Land, Ltd.	1,014,000	4,747,619
	China Resources Medical Holdings Co., Ltd.	337,000	292,472
	China Resources Pharmaceutical Group, Ltd.	552,500	372,056
	China Resources Power Holdings Co., Ltd.	344,690	452,808
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	25,580	98,677
	China Sanjiang Fine Chemicals Co., Ltd.	461,000	216,197
	China SCE Group Holdings, Ltd.	1,173,000	548,869
	China Science Publishing & Media, Ltd., Class A	10,400	15,088
#*	China Shanshui Cement Group, Ltd.	204,000	54,761
*	China Shengmu Organic Milk, Ltd.	1,189,000	96,316
	China Shenhua Energy Co., Ltd., Class H	1,060,500	2,208,908
	China Shineway Pharmaceutical Group, Ltd.	147,000	105,908
*	China Shuifa Singyes Energy Holdings, Ltd.	342,000	50,104
*	China Silver Group, Ltd.	554,000	64,598
	China South City Holdings, Ltd.	1,822,000	191,950
	China South Publishing & Media Group Co., Ltd., Class A	32,100	50,582
*	China Southern Airlines Co., Ltd., Sponsored ADR	2,392	80,826

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Southern Airlines Co., Ltd., Class H	850,000	$575,602
	China State Construction Engineering Corp., Ltd., Class A	270,029	205,902
*	China Sunshine Paper Holdings Co., Ltd.	260,000	55,341
	China Suntien Green Energy Corp., Ltd., Class H	395,000	151,430
	China Taiping Insurance Holdings Co., Ltd.	613,000	1,134,716
#	China Tian Lun Gas Holdings, Ltd.	73,500	74,229
#*	China Tianrui Group Cement Co., Ltd.	28,000	23,683
*	China Tianying, Inc., Class A	79,700	51,315
	China Tourism Group Duty Free Corp., Ltd., Class A	1,700	81,581
	China Tower Corp., Ltd., Class H	4,620,000	664,581
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,066,000	608,658
	China TransInfo Technology Co., Ltd., Class A	14,000	32,273
*	China Travel International Investment Hong Kong, Ltd.	966,000	167,472
	China Vanke Co., Ltd., Class H	423,800	1,481,989
#	China Vast Industrial Urban Development Co., Ltd.	191,000	74,394
*	China Vered Financial Holding Corp., Ltd.	2,070,000	27,135
	China Water Affairs Group, Ltd.	244,000	197,838
#*	China Water Industry Group, Ltd.	204,000	7,251
	China West Construction Group Co., Ltd., Class A	32,100	41,471
*	China Wood Optimization Holding, Ltd.	56,000	6,488
	China World Trade Center Co., Ltd., Class A	11,800	25,395
	China Xinhua Education Group, Ltd.	34,000	9,781
	China XLX Fertiliser, Ltd.	218,000	102,081
	China Yangtze Power Co., Ltd., Class A	66,200	204,052
	China Yongda Automobiles Services Holdings, Ltd.	211,000	381,508
	China Yuhua Education Corp., Ltd.	306,000	290,091
*	China ZhengTong Auto Services Holdings, Ltd.	506,000	43,605
	China Zhenhua Group Science & Technology Co., Ltd., Class A	7,200	53,575
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	40,900	18,364
#*	China Zhongwang Holdings, Ltd.	809,600	186,987
	Chinasoft International, Ltd.	706,000	790,773
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	66,348
	Chongqing Brewery Co., Ltd., Class A	2,500	60,625
*	Chongqing Changan Automobile Co., Ltd., Class A	35,700	90,233
	Chongqing Department Store Co., Ltd., Class A	11,000	54,670
	Chongqing Dima Industry Co., Ltd., Class A	47,700	20,030
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	11,620	32,454
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	11,400	70,109
	Chongqing Machinery & Electric Co., Ltd., Class H	482,000	32,756
	Chongqing Rural Commercial Bank Co., Ltd., Class H	935,000	396,219
	Chongqing Zhifei Biological Products Co., Ltd., Class A	5,700	197,710
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,900	18,832
	Chow Tai Seng Jewellery Co., Ltd., Class A	7,200	34,320
	Chu Kong Shipping Enterprise Group Co., Ltd.	160,000	22,870
	CIFI Holdings Group Co., Ltd.	1,217,305	1,087,584
	CIMC Enric Holdings, Ltd.	294,000	254,842
	Cinda Real Estate Co., Ltd., Class A	61,100	34,230
	Cisen Pharmaceutical Co., Ltd., Class A	14,900	30,715
*	CITIC Guoan Information Industry Co., Ltd., Class A	118,600	36,598
*	CITIC Resources Holdings, Ltd.	1,542,000	77,229
	CITIC Securities Co., Ltd., Class H	99,500	239,253
	CITIC, Ltd.	771,000	809,759
#*	Citychamp Watch & Jewellery Group, Ltd.	758,000	164,018
*	CMST Development Co., Ltd., Class A	63,900	52,257
	CNHTC Jinan Truck Co., Ltd., Class A	14,600	75,976
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,900	47,027
	COFCO Biotechnology Co., Ltd., Class A	60,100	84,199
	COFCO Joycome Foods, Ltd.	165,000	83,645
*	Cogobuy Group	206,000	57,319

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Colour Life Services Group Co., Ltd.	231,360	$98,058
#	Comba Telecom Systems Holdings, Ltd.	188,000	48,462
	Concord New Energy Group, Ltd.	2,470,000	177,891
	Consun Pharmaceutical Group, Ltd.	207,000	121,855
	Contemporary Amperex Technology Co., Ltd., Class A	11,700	703,097
*	Coolpad Group, Ltd.	572,600	34,415
	COSCO SHIPPING Development Co., Ltd., Class H	1,204,000	211,829
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	470,000	204,702
*	COSCO SHIPPING Holdings Co., Ltd., Class H	931,000	1,658,648
	COSCO SHIPPING International Hong Kong Co., Ltd.	224,000	77,446
	COSCO SHIPPING Ports, Ltd.	782,182	657,027
*	Cosmo Lady China Holdings Co., Ltd.	196,000	28,978
	Country Garden Holdings Co., Ltd.	2,759,592	3,280,571
	Country Garden Services Holdings Co., Ltd.	282,712	2,961,647
	CP Pokphand Co., Ltd.	3,320,000	418,050
	CPMC Holdings, Ltd.	299,000	169,315
	CQ Pharmaceutical Holding Co., Ltd., Class A	26,700	22,459
#	CSC Financial Co., Ltd., Class H	81,500	94,894
	CSG Holding Co., Ltd., Class A	62,295	85,940
	CSPC Pharmaceutical Group, Ltd.	3,244,800	4,005,181
	CSSC Science & Technology Co., Ltd., Class A	10,000	16,824
*	CT Environmental Group, Ltd.	1,228,000	10,086
	CTS International Logistics Corp., Ltd., Class A	45,970	112,023
*	CWT International, Ltd.	1,480,000	16,918
*	Cybernaut International Holdings Co., Ltd.	316,000	3,044
	D&O Home Collection Co., Ltd., Class A	6,500	18,745
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	4,000	20,672
*	Da Ming International Holdings, Ltd.	36,000	13,736
	Dali Foods Group Co., Ltd.	752,500	447,021
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	60,800	33,873
*	Dalian My Gym Education Technology Co., Ltd., Class A	10,318	9,504
	Daqin Railway Co., Ltd., Class A	167,965	178,426
	Dare Power Dekor Home Co., Ltd., Class A	17,700	37,597
	Dashang Co., Ltd., Class A	5,700	18,518
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	2,520	29,414
	Datang International Power Generation Co., Ltd., Class H	592,000	87,517
	Dawnrays Pharmaceutical Holdings, Ltd.	141,000	28,757
	Dazhong Transportation Group Co., Ltd., Class A	59,100	31,941
	Dazzle Fashion Co., Ltd., Class A	4,800	14,177
	DBG Technology Co., Ltd., Class A	14,100	23,633
#	Dexin China Holdings Co., Ltd.	54,000	21,077
	DHC Software Co., Ltd., Class A	18,700	19,695
	Dian Diagnostics Group Co., Ltd., Class A	1,100	6,603
#*	Differ Group Holding Co., Ltd.	904,000	109,256
	Digital China Group Co., Ltd., Class A	15,500	40,335
	Digital China Holdings, Ltd.	344,000	257,219
	Digital China Information Service Co., Ltd., Class A	17,800	37,596
	Dong-E-E-Jiao Co., Ltd., Class A	5,500	30,148
	Dongfang Electric Corp., Ltd., Class H	168,400	141,002
	Dongfang Electronics Co., Ltd., Class A	26,700	19,044
	Dongfeng Motor Group Co., Ltd., Class H	696,000	604,891
	Dongjiang Environmental Co., Ltd., Class H	104,400	61,895
	Dongxing Securities Co., Ltd., Class A	27,600	43,844
	Dongyue Group, Ltd.	894,000	778,601
*	DouYu International Holdings, Ltd., ADR	13,159	119,878
	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	42,530
	East Money Information Co., Ltd., Class A	9,900	49,082
*	Easysight Supply Chain Management Co., Ltd., Class A	18,400	16,812
*	E-Commodities Holdings, Ltd.	948,000	48,952

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Elion Energy Co., Ltd., Class A	30,900	$14,968
	ENN Energy Holdings, Ltd.	113,600	1,938,535
	ENN Natural Gas Co., Ltd., Class A	40,000	108,131
	Eoptolink Technology, Inc., Ltd., Class A	1,500	8,926
	Essex Bio-technology, Ltd.	122,000	87,933
	Eternal Asia Supply Chain Management, Ltd., Class A	55,800	43,882
	EVA Precision Industrial Holdings, Ltd.	414,000	39,879
	Eve Energy Co., Ltd., Class A	3,611	49,171
	Everbright Jiabao Co., Ltd., Class A	35,500	16,498
	Everbright Securities Co., Ltd., Class H	80,600	63,172
*	EverChina International Holdings Co., Ltd.	335,000	7,983
*	Fang Holdings, Ltd., ADR	930	10,975
*	Fangda Carbon New Material Co., Ltd., Class A	80,400	110,134
*	Fangda Special Steel Technology Co., Ltd., Class A	69,640	98,264
#	Fanhua, Inc., Sponsored ADR	12,110	161,668
	Fantasia Holdings Group Co., Ltd.	753,000	96,617
	Far East Horizon, Ltd.	1,030,000	1,181,059
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	9,700	26,698
#*	FIH Mobile, Ltd.	1,512,000	213,451
	Financial Street Holdings Co., Ltd., Class A	69,000	65,994
	First Capital Securities Co., Ltd., Class A	18,000	18,110
#*	First Tractor Co., Ltd., Class H	102,000	49,489
#	Flat Glass Group Co., Ltd., Class H	116,000	356,292
	Focus Media Information Technology Co., Ltd., Class A	59,500	98,825
*	Focused Photonics Hangzhou, Inc., Class A	5,000	8,640
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	10,500	274,107
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	16,500	22,194
	Fosun International, Ltd.	685,072	983,853
*	Founder Securities Co., Ltd., Class A	80,100	113,743
	Fu Shou Yuan International Group, Ltd.	355,000	383,757
	Fuan Pharmaceutical Group Co., Ltd., Class A	23,900	16,112
	Fufeng Group, Ltd.	815,000	301,480
	Fujian Longking Co., Ltd., Class A	33,901	44,346
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	4,400	11,040
	Fujian Star-net Communication Co., Ltd., Class A	9,800	28,376
	Fujian Sunner Development Co., Ltd., Class A	23,000	93,722
#*	Fullshare Holdings, Ltd.	2,975,000	62,433
	Fusen Pharmaceutical Co., Ltd.	24,000	14,474
#*	Futu Holdings, Ltd., ADR	150	22,317
	Fuyao Glass Industry Group Co., Ltd., Class H	234,000	1,354,732
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	69,800	30,897
	Gansu Qilianshan Cement Group Co., Ltd., Class A	23,800	48,178
	Gansu Shangfeng Cement Co., Ltd., Class A	19,900	59,262
	G-bits Network Technology Xiamen Co., Ltd., Class A	600	42,366
*	GCL New Energy Holdings, Ltd.	1,916,000	56,057
*	GCL System Integration Technology Co., Ltd., Class A	50,000	23,941
#*	GCL-Poly Energy Holdings, Ltd.	4,837,000	1,232,952
*	GDS Holdings, Ltd., ADR	4,561	378,426
	Geely Automobile Holdings, Ltd.	1,669,000	4,347,230
	GEM Co., Ltd., Class A	87,500	134,300
	Gemdale Corp., Class A	55,500	100,599
	Gemdale Properties & Investment Corp., Ltd.	1,916,000	268,821
	Genertec Universal Medical Group Co., Ltd.	474,000	394,135
	Genimous Technology Co., Ltd., Class A	34,000	31,897
	Getein Biotech, Inc., Class A	4,100	21,994
	GF Securities Co., Ltd., Class H	338,800	489,630
	Giant Network Group Co., Ltd., Class A	8,700	18,392
	Gigadevice Semiconductor Beijing, Inc., Class A	700	20,793
*	Global Top E-Commerce Co., Ltd., Class A	20,000	10,830

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Glorious Property Holdings, Ltd.	1,282,000	$39,934
	GoerTek, Inc., Class A	24,800	143,655
	Goldcard Smart Group Co., Ltd.	9,300	15,419
	Golden Eagle Retail Group, Ltd.	273,000	245,428
	Golden Throat Holdings Group Co., Ltd.	79,000	18,125
	GoldenHome Living Co., Ltd., Class A	2,600	25,484
*	Goldenmax International Technology, Ltd., Class A	9,000	20,643
	Goldpac Group, Ltd.	120,000	29,507
#*	GOME Retail Holdings, Ltd.	2,956,000	483,446
*	Gosuncn Technology Group Co., Ltd., Class A	16,800	11,848
*	Gotion High-tech Co., Ltd., Class A	10,360	55,344
*	Grand Baoxin Auto Group, Ltd.	386,164	39,153
	Grandblue Environment Co., Ltd., Class A	4,400	16,128
	Grandjoy Holdings Group Co., Ltd., Class A	63,200	35,597
	Great Wall Motor Co., Ltd., Class H	667,500	1,657,117
	Greattown Holdings, Ltd., Class A	69,200	38,684
	Greatview Aseptic Packaging Co., Ltd.	481,000	237,652
	Gree Electric Appliances, Inc., Class A	30,779	284,075
*	Gree Real Estate Co., Ltd., Class A	23,800	24,687
	Greenland Holdings Corp., Ltd., Class A	111,400	97,282
	Greenland Hong Kong Holdings, Ltd.	549,000	190,862
	Greentown China Holdings, Ltd.	317,500	380,923
	Greentown Service Group Co., Ltd.	360,000	572,293
	GRG Banking Equipment Co., Ltd., Class A	12,000	23,868
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,000	20,829
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	11,500	11,912
	Guangdong Haid Group Co., Ltd., Class A	11,700	150,464
*	Guangdong HEC Technology Holding Co., Ltd., Class A	74,100	53,637
	Guangdong Hongda Blasting Co., Ltd., Class A	2,100	9,001
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	20,867
	Guangdong Investment, Ltd.	396,000	609,692
*	Guangdong Land Holdings, Ltd.	136,000	18,086
	Guangdong Provincial Expressway Development Co., Ltd., Class A	12,000	13,548
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	13,100	11,542
*	Guangdong Shirongzhaoye Co., Ltd., Class A	15,300	14,405
	Guangdong Tapai Group Co., Ltd., Class A	34,600	59,691
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	7,200	41,520
*	Guangdong Yueyun Transportation Co., Ltd., Class H	37,000	6,272
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,900	13,423
*	Guanghui Energy Co., Ltd., Class A	184,000	86,443
	Guangshen Railway Co., Ltd., Sponsored ADR	600	6,030
#	Guangshen Railway Co., Ltd., Class H	672,000	134,760
	Guangxi Liugong Machinery Co., Ltd., Class A	43,100	63,643
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	12,200	42,639
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	95,300	43,819
	Guangzhou Automobile Group Co., Ltd., Class H	769,200	656,200
	Guangzhou Baiyun International Airport Co., Ltd., Class A	44,100	82,718
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	66,000	177,630
	Guangzhou Haige Communications Group, Inc. Co., Class A	18,100	27,710
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,300	73,205
	Guangzhou R&F Properties Co., Ltd., Class H	740,800	945,505
	Guangzhou Restaurant Group Co., Ltd., Class A	4,800	29,081
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	3,400	39,466
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	5,400	111,002
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	6,290	65,155
	Guangzhou Wondfo Biotech Co., Ltd., Class A	1,800	28,157
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	13,700	27,164
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	6,000	10,131
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	16,400	20,725

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	15,700	$10,742
	Guizhou Gas Group Corp., Ltd., Class A	21,400	30,194
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	42,371	42,613
	Guizhou Space Appliance Co., Ltd., Class A	6,300	42,918
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	48,300	79,573
*	Guocheng Mining Co., Ltd., Class A	8,600	12,071
#*	Guolian Securities Co., Ltd., Class H	130,000	62,027
	Guomai Technologies, Inc., Class A	8,500	7,753
	Guorui Properties, Ltd.	556,000	28,639
	Guosen Securities Co., Ltd., Class A	9,100	14,727
*	Guosheng Financial Holding, Inc., Class A	32,300	53,147
	Guotai Junan Securities Co., Ltd., Class H	65,400	92,853
	Guoyuan Securities Co., Ltd., Class A	80,730	95,638
*	Haichang Ocean Park Holdings, Ltd.	628,000	56,470
	Haier Smart Home Co., Ltd., Class A	47,100	240,467
#*	Haier Smart Home Co., Ltd., Class H	743,999	3,199,550
*	Hailiang Education Group, Inc., ADR	3,061	151,275
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	4,100	17,865
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	211,633
	Hainan Strait Shipping Co., Ltd., Class A	20,250	20,529
	Haisco Pharmaceutical Group Co., Ltd., Class A	6,200	25,248
	Haitian International Holdings, Ltd.	270,000	1,098,519
	Haitong Securities Co., Ltd., Class H	404,800	362,005
*	Hand Enterprise Solutions Co., Ltd., Class A	15,900	15,768
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	24,500	144,611
	Hangcha Group Co., Ltd., Class A	11,640	37,526
	Hangjin Technology Co., Ltd., Class A	7,000	23,617
	Hangxiao Steel Structure Co., Ltd., Class A	35,100	19,778
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	64,700	43,992
	Hangzhou Century Co., Ltd., Class A	10,200	10,331
	Hangzhou First Applied Material Co., Ltd., Class A	2,100	29,549
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	21,100	111,646
	Hangzhou Robam Appliances Co., Ltd., Class A	3,400	20,111
	Hangzhou Silan Microelectronics Co., Ltd., Class A	10,900	60,395
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,400	33,705
*	Hangzhou Tigermed Consulting Co., Ltd., Class H	3,400	66,624
	Han’s Laser Technology Industry Group Co., Ltd., Class A	9,700	59,946
#	Harbin Bank Co., Ltd., Class H	359,000	45,544
	Harbin Boshi Automation Co., Ltd., Class A	13,300	27,588
*	Harbin Electric Co., Ltd., Class H	312,000	91,370
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	28,000	11,804
	HBIS Resources Co., Ltd., Class A	12,100	41,230
#*	HC Group, Inc.	226,000	31,497
	Health and Happiness H&H International Holdings, Ltd.	108,500	390,645
	Hebei Chengde Lolo Co., Class A	17,700	18,494
#	Hebei Construction Group Corp., Ltd., Class H	8,500	2,880
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	21,100	73,004
	Hefei Meiya Optoelectronic Technology, Inc., Class A	1,500	11,108
	Heilongjiang Agriculture Co., Ltd., Class A	35,000	81,758
	Henan Lingrui Pharmaceutical Co., Class A	6,200	9,347
	Henan Pinggao Electric Co., Ltd., Class A	37,500	34,120
*	Henan Senyuan Electric Co., Ltd., Class A	28,300	13,530
	Henan Shenhuo Coal & Power Co., Ltd., Class A	53,200	90,510
	Henan Shuanghui Investment & Development Co., Ltd., Class A	20,200	114,074
	Henan Yuguang Gold & Lead Co., Ltd., Class A	20,400	17,374
	Henan Zhongyuan Expressway Co., Ltd., Class A	51,100	26,915
	Henderson Investment, Ltd.	129,000	6,726
	Hengan International Group Co., Ltd.	270,000	1,744,844
*	Hengdeli Holdings, Ltd.	1,112,000	42,874

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CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	31,100	$64,811
	Hengli Petrochemical Co., Ltd.,, Class A	60,700	276,817
	Hengtong Optic-electric Co., Ltd., Class A	37,500	66,932
	Hengyi Petrochemical Co., Ltd., Class A	74,250	150,384
*	Hesteel Co., Ltd., Class A	335,900	132,172
	Hexing Electrical Co., Ltd., Class A	15,400	28,586
*	Hi Sun Technology China, Ltd.	819,000	154,230
	Hisense Home Appliances Group Co., Ltd., Class H	74,000	124,454
	Hithink RoyalFlush Information Network Co., Ltd., Class A	3,500	58,521
	HKC Holdings, Ltd.	77,000	78,509
	Holitech Technology Co., Ltd., Class A	95,400	48,238
	Hongda Xingye Co., Ltd., Class A	56,700	32,964
	Hongfa Technology Co., Ltd., Class A	10,900	93,784
*	Honghua Group, Ltd.	1,432,000	44,790
	Honworld Group, Ltd.	72,000	28,456
	Hope Education Group Co., Ltd.	196,000	65,893
	Hopson Development Holdings, Ltd.	316,000	1,239,318
*	Hua Hong Semiconductor, Ltd.	132,000	821,138
	Huaan Securities Co., Ltd., Class A	72,400	67,964
	Huadian Power International Corp., Ltd., Class H	402,000	123,047
	Huadong Medicine Co., Ltd., Class A	28,080	227,291
	Huafa Industrial Co., Ltd. Zhuhai, Class A	44,900	43,573
	Huafon Chemical Co., Ltd., Class A	60,500	119,351
	Huafon Microfibre Shanghai Technology Co., Ltd.	15,100	12,587
	Huafu Fashion Co., Ltd., Class A	26,800	24,185
	Huagong Tech Co., Ltd., Class A	5,700	17,733
	Hualan Biological Engineering, Inc., Class A	6,069	39,333
	Huaneng Power International, Inc., Class H	646,000	232,539
*	Huanxi Media Group, Ltd.	20,000	6,147
	Huapont Life Sciences Co., Ltd., Class A	52,000	51,913
	Huatai Securities Co., Ltd., Class H	195,600	279,107
*	Huawen Media Group, Class A	59,000	20,365
	Huaxi Securities Co., Ltd., Class A	51,300	73,866
	Huaxia Bank Co., Ltd., Class A	75,900	73,147
	Huaxin Cement Co., Ltd., Class A	33,600	113,736
	Huayu Automotive Systems Co., Ltd., Class A	38,951	157,415
	Huazhong In-Vehicle Holdings Co., Ltd.	286,000	88,392
*	Huazhu Group, Ltd., ADR	20,159	1,188,575
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	96,300	56,716
	Hubei Energy Group Co., Ltd., Class A	31,500	22,560
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	16,900	50,324
*	Hubei Kaile Science & Technology Co., Ltd., Class A	29,520	37,462
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	28,300	58,639
	Huishang Bank Corp., Ltd., Class H	268,400	88,417
	Hunan Aihua Group Co., Ltd., Class A	5,600	25,128
	Hunan Gold Corp., Ltd., Class A	43,400	52,661
	Hunan New Wellful Co., Ltd., Class A	12,800	12,740
	Hunan Valin Steel Co., Ltd., Class A	202,040	244,573
	Hundsun Technologies, Inc., Class A	1,800	25,455
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	62,200	99,059
#*	HUYA, Inc., ADR	11,534	203,229
*	Hytera Communications Corp., Ltd., Class A	36,400	27,930
*	HyUnion Holding Co., Ltd., Class A	21,900	22,391
*	iDreamSky Technology Holdings, Ltd.	90,800	42,579
	Iflytek Co., Ltd., Class A	4,800	37,631
	IKD Co., Ltd., Class A	5,600	12,356
	IMAX China Holding, Inc.	41,400	97,498
	Industrial & Commercial Bank of China, Ltd., Class H	8,614,000	5,589,551
	Industrial Bank Co., Ltd., Class A	147,900	495,924

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Industrial Securities Co., Ltd., Class A	64,400	$90,222
	Infore Environment Technology Group Co., Ltd., Class A	49,800	60,570
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	452,400	102,600
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,000	43,294
	Inner Mongolia First Machinery Group Co., Ltd., Class A	29,400	47,010
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	143,500	128,253
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	61,600	22,338
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	35,700	225,025
	Inner Mongolia Yitai Coal Co., Ltd., Class H	52,800	34,796
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	78,600	36,310
*	Innovent Biologics, Inc.	25,500	276,593
	Inspur Electronic Information Industry Co., Ltd., Class A	8,000	33,262
*	Inspur International, Ltd.	132,000	43,099
	Inspur Software Co., Ltd., Class A	8,000	14,993
*	IRICO Group New Energy Co., Ltd., Class H	4,500	15,450
	Jafron Biomedical Co., Ltd., Class A	4,500	66,890
	Jason Furniture Hangzhou Co., Ltd., Class A	3,300	40,839
*	JD.com, Inc., ADR	9,094	703,512
	Jiajiayue Group Co., Ltd., Class A	10,300	27,710
	Jiangling Motors Corp., Ltd., Class A	9,800	36,186
	Jiangnan Group, Ltd.	756,000	37,413
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	76,400	28,027
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	65,800	70,453
	Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	5,700	10,978
	Jiangsu Eastern Shenghong Co., Ltd., Class A	73,800	171,172
	Jiangsu Etern Co., Ltd., Class A	25,300	13,446
	Jiangsu Expressway Co., Ltd., Class H	216,000	254,218
	Jiangsu Guotai International Group Co., Ltd., Class A	47,900	48,112
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	6,596	87,358
	Jiangsu Hengrui Medicine Co., Ltd., Class A	13,628	176,529
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,004	44,381
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	38,583	24,616
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	14,200	22,847
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	7,987	65,734
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	18,500	45,273
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	23,100	36,431
	Jiangsu Shagang Co., Ltd., Class A	51,900	78,822
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,000	415,209
	Jiangsu Yangnong Chemical Co., Ltd., Class A	7,600	131,207
	Jiangsu Yoke Technology Co., Ltd., Class A	2,500	22,717
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	11,100	54,401
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	40,600	34,300
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	54,300	59,280
	Jiangsu Zhongtian Technology Co., Ltd., Class A	37,700	59,409
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	78,200	46,110
	Jiangxi Copper Co., Ltd., Class H	345,000	837,436
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	3,300	9,457
	Jiangxi Wannianqing Cement Co., Ltd., Class A	16,700	34,217
	Jiangxi Zhengbang Technology Co., Ltd., Class A	43,400	98,588
	Jiangzhong Pharmaceutical Co., Ltd., Class A	16,900	28,852
	Jiayuan International Group, Ltd.	510,471	234,970
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	21,900	51,415
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	38,300	18,104
	Jinchuan Group International Resources Co., Ltd.	366,000	63,190
	Jinduicheng Molybdenum Co., Ltd., Class A	61,600	54,763
	Jingrui Holdings, Ltd.	262,000	76,337
	Jingwei Textile Machinery Co., Ltd., Class A	17,144	21,235
	Jinke Properties Group Co., Ltd., Class A	23,200	23,611

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	JinkoSolar Holding Co., Ltd., ADR	15,168	$560,609
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	41,400	43,848
*	Jinneng Science&Technology Co., Ltd., Class A	22,700	64,629
	Jinyuan EP Co., Ltd., Class A	18,500	19,636
	JiuGui Liquor Co., Ltd., Class A	3,100	94,695
	Jiuzhitang Co., Ltd., Class A	27,700	37,067
	Jizhong Energy Resources Co., Ltd., Class A	110,900	62,573
	JL Mag Rare-Earth Co., Ltd., Class A	3,700	20,720
	JNBY Design, Ltd.	135,500	261,103
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	16,900	38,291
	Joinn Laboratories China Co., Ltd., Class A	1,700	39,938
*	Jointown Pharmaceutical Group Co., Ltd., Class A	49,600	129,770
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	3,700	26,627
	Joy City Property, Ltd.	1,858,000	114,720
	Joyoung Co., Ltd., Class A	11,416	56,015
#	JOYY, Inc., ADR	20,495	1,948,255
	JSTI Group, Class A	30,744	26,250
	Ju Teng International Holdings, Ltd.	328,000	87,944
	Juewei Food Co., Ltd., Class A	4,700	62,540
	Juneyao Airlines Co., Ltd., Class A	46,500	106,207
#	Kaisa Group Holdings, Ltd.	1,273,142	552,580
	Kaisa Prosperity Holdings, Ltd.	12,750	38,808
*	Kangda International Environmental Co., Ltd.	244,000	21,696
#*	Kasen International Holdings, Ltd.	310,000	36,169
	Kingboard Holdings, Ltd.	273,500	1,615,143
	Kingboard Laminates Holdings, Ltd.	697,000	1,738,550
	Kingdee International Software Group Co., Ltd.	69,000	227,228
	Kingsoft Corp., Ltd.	109,000	769,064
	Konka Group Co., Ltd., Class A	25,800	25,607
	KPC Pharmaceuticals, Inc., Class A	24,300	34,994
	Kunlun Energy Co., Ltd.	1,904,000	2,035,818
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,100	10,361
	Kweichow Moutai Co., Ltd., Class A	5,138	1,587,341
	KWG Group Holdings, Ltd.	651,500	1,043,718
*	KWG Living Group Holdings, Ltd.	325,750	333,833
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	25,500	25,313
	Laobaixing Pharmacy Chain JSC, Class A	6,300	52,111
	Lee & Man Chemical Co., Ltd.	38,000	20,265
	Lee & Man Paper Manufacturing, Ltd.	696,000	605,165
	Lee’s Pharmaceutical Holdings, Ltd.	116,500	71,884
	Legend Holdings Corp., Class H	198,500	324,559
	Lenovo Group, Ltd.	3,464,000	4,733,050
	Lens Technology Co., Ltd., Class A	33,900	136,148
	Leo Group Co., Ltd., Class A	88,200	33,467
	Lepu Medical Technology Beijing Co., Ltd., Class A	12,700	62,823
#*	LexinFintech Holdings, Ltd., ADR	38,480	349,783
	Leyard Optoelectronic Co., Ltd., Class A	75,300	83,116
	Li Ning Co., Ltd.	486,000	3,944,221
	LianChuang Electronic Technology Co., Ltd., Class A	12,320	21,048
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	9,537
	Liaoning Cheng Da Co., Ltd., Class A	20,500	71,299
	Lier Chemical Co., Ltd., Class A	6,500	24,030
*	Lifestyle China Group, Ltd.	232,000	38,646
*	Lifetech Scientific Corp.	712,000	383,890
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	57,600	25,595
	Lingyi iTech Guangdong Co., Class A	41,700	52,891
*	Link Motion, Inc., Sponsored ADR	31,632	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	14,000	20,041
	Liuzhou Iron & Steel Co., Ltd., Class A	49,200	54,612

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Livzon Pharmaceutical Group, Inc., Class H	36,971	$172,581
	Logan Group Co., Ltd.	634,000	1,007,083
	Lomon Billions Group Co., Ltd., Class A	32,000	166,567
	Loncin Motor Co., Ltd., Class A	55,897	28,889
	Long Yuan Construction Group Co., Ltd., Class A	40,000	30,393
	Longfor Group Holdings, Ltd.	475,000	2,950,447
	LONGi Green Energy Technology Co., Ltd., Class A	42,400	646,813
	Lonking Holdings, Ltd.	1,099,000	465,982
	Luenmei Quantum Co., Ltd., Class A	19,608	27,485
	Luoniushan Co., Ltd., Class A	14,100	18,061
	Luxi Chemical Group Co., Ltd., Class A	47,000	111,241
	Luxshare Precision Industry Co., Ltd., Class A	24,909	141,553
	Luye Pharma Group, Ltd.	724,000	438,180
	Luzhou Laojiao Co., Ltd., Class A	9,000	353,673
	LVGEM China Real Estate Investment Co., Ltd.	376,000	106,730
	Maccura Biotechnology Co., Ltd., Class A	3,900	28,597
*	Macrolink Culturaltainment Development Co., Ltd., Class A	40,600	14,902
	Mango Excellent Media Co., Ltd., Class A	6,102	63,937
*	Maoyan Entertainment	43,000	85,406
	Maoye International Holdings, Ltd.	446,000	19,144
*	Markor International Home Furnishings Co., Ltd., Class A	50,200	41,583
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	6,400	19,142
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	16,900	32,036
*	Meituan, Class B	22,600	864,999
	Metallurgical Corp. of China, Ltd., Class H	834,000	195,948
	Midea Group Co., Ltd., Class A	49,500	611,362
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	2,200	40,288
	Min Xin Holdings, Ltd.	48,000	24,292
	Ming Yang Smart Energy Group, Ltd., Class A	31,800	86,652
*	Mingfa Group International Co., Ltd.	299,000	25,489
	Minmetals Land, Ltd.	846,000	91,074
	Minsheng Education Group Co., Ltd.	92,000	16,154
	Minth Group, Ltd.	494,000	2,000,812
	Misho Ecology & Landscape Co., Ltd., Class A	11,600	7,700
	MLS Co., Ltd., Class A	32,700	65,991
*	MMG, Ltd.	1,556,000	1,005,192
	MOBI Development Co., Ltd.	274,000	19,724
#*	Mobvista, Inc.	26,000	29,777
#	Modern Land China Co., Ltd.	351,000	36,500
	Momo, Inc., Sponsored ADR	56,336	825,886
*	Montnets Cloud Technology Group Co., Ltd., Class A	10,400	22,928
	Muyuan Foods Co., Ltd., Class A	21,477	374,088
*	Myhome Real Estate Development Group Co., Ltd., Class A	43,700	12,074
	MYS Group Co., Ltd., Class A	47,900	26,682
*	Nan Hai Corp., Ltd.	7,550,000	55,480
	NanJi E-Commerce Co., Ltd., Class A	32,000	39,807
	Nanjing Hanrui Cobalt Co., Ltd., Class A	2,300	25,934
	Nanjing Iron & Steel Co., Ltd., Class A	58,300	37,851
*	Nanjing Sample Technology Co., Ltd., Class H	45,500	27,413
	Nanjing Securities Co., Ltd., Class A	10,500	15,884
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	30,600	48,386
	NARI Technology Co., Ltd., Class A	37,600	185,168
*	Natural Food International Holding, Ltd.	98,000	8,055
*	Nature Home Holding Co., Ltd.	199,000	29,075
	NetDragon Websoft Holdings, Ltd.	71,000	198,473
	NetEase, Inc., ADR	47,366	5,307,834
	New China Life Insurance Co., Ltd., Class H	256,300	984,631
	New Hope Liuhe Co., Ltd., Class A	22,800	58,419
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	88,360	1,348,374

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	New World Department Store China, Ltd.	182,000	$30,902
	Newland Digital Technology Co., Ltd., Class A	17,900	38,522
	Nexteer Automotive Group, Ltd.	346,000	387,918
	Nine Dragons Paper Holdings, Ltd.	946,000	1,296,282
	Ninestar Corp., Class A	14,400	56,262
	Ningbo Construction Co., Ltd., Class A	28,900	16,723
	Ningbo Huaxiang Electronic Co., Ltd., Class A	14,300	38,200
	Ningbo Joyson Electronic Corp., Class A	33,700	94,343
	Ningbo Orient Wires & Cables Co., Ltd., Class A	12,900	45,054
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	30,922	36,741
	Ningbo Yunsheng Co., Ltd., Class A	34,900	33,897
	Ningbo Zhoushan Port Co., Ltd., Class A	111,900	68,388
	Ningxia Jiaze New Energy Co., Ltd., Class A	51,600	27,011
*	NIO, Inc., ADR	10,077	401,468
*	Noah Holdings, Ltd., Sponsored ADR	3,563	156,950
	Norinco International Cooperation, Ltd., Class A	27,600	32,784
	North Huajin Chemical Industries Co., Ltd., Class A	47,400	45,681
*	Northeast Pharmaceutical Group Co., Ltd., Class A	13,074	10,101
	Northeast Securities Co., Ltd., Class A	43,500	55,134
	NSFOCUS Technologies Group Co., Ltd., Class A	14,100	32,935
#*	NVC International Holdings, Ltd.	1,091,000	27,225
	Oceanwide Holdings Co., Ltd., Class A	82,800	35,105
	Offcn Education Technology Co., Ltd., Class A	4,700	18,452
	Offshore Oil Engineering Co., Ltd., Class A	83,400	55,886
	OFILM Group Co., Ltd., Class A	29,900	39,008
	Oppein Home Group, Inc., Class A	1,400	36,007
	Opple Lighting Co., Ltd., Class A	10,400	48,200
	ORG Technology Co., Ltd., Class A	67,184	57,914
*	Orient Group, Inc., Class A	113,200	58,387
	Orient Securities Co., Ltd., Class H	192,400	122,020
	Oriental Pearl Group Co., Ltd., Class A	69,700	94,722
*	Ourpalm Co., Ltd., Class A	20,000	13,007
	Ovctek China, Inc., Class A	1,200	21,474
	Overseas Chinese Town Asia Holdings, Ltd.	120,000	25,153
	Pacific Online, Ltd.	129,000	32,312
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	210,400	72,332
	PAX Global Technology, Ltd.	334,000	369,598
	PCI-Suntek Technology Co., Ltd., Class A	30,640	29,908
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	113,300	41,263
	People’s Insurance Co. Group of China, Ltd. (The), Class H	1,098,000	375,352
	Perennial Energy Holdings, Ltd.	70,000	138,105
	Perfect World Co., Ltd., Class A	5,400	17,725
	PetroChina Co., Ltd., Class H	3,612,000	1,306,706
	PharmaBlock Sciences Nanjing, Inc., Class A	1,560	34,595
*	Phoenix Media Investment Holdings, Ltd.	556,000	57,151
#	Phoenix New Media, Ltd., ADR	9,125	15,239
	PICC Property & Casualty Co., Ltd., Class H	1,264,000	1,237,443
*	Pinduoduo, Inc., ADR	587	78,617
	Ping An Bank Co., Ltd., Class A	129,800	466,201
#*	Ping An Healthcare and Technology Co., Ltd.	10,300	120,179
	Ping An Insurance Group Co. of China, Ltd., Class H	878,500	9,577,639
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	70,500	71,736
*	Polaris Bay Group Co., Ltd., Class A	35,100	50,165
	Poly Developments and Holdings Group Co., Ltd., Class A	31,800	68,614
	Poly Property Group Co., Ltd.	982,000	280,259
	Postal Savings Bank of China Co., Ltd., Class H	889,000	576,576
*	Pou Sheng International Holdings, Ltd.	921,000	223,816
	Power Construction Corp. of China, Ltd., Class A	153,500	90,457
	Powerlong Real Estate Holdings, Ltd.	818,000	859,942

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Prinx Chengshan Cayman Holding, Ltd.	10,000	$11,959
	Proya Cosmetics Co., Ltd., Class A	1,200	33,787
	Q Technology Group Co., Ltd.	154,000	306,882
	Qianhe Condiment and Food Co., Ltd., Class A	4,300	21,802
	Qingdao East Steel Tower Stock Co., Ltd., Class A	17,100	18,554
	Qingdao Gon Technology Co., Ltd., Class A	4,700	19,370
	Qingdao Hanhe Cable Co., Ltd., Class A	29,200	16,631
	Qingdao Port International Co., Ltd., Class H	81,000	49,813
	Qingdao TGOOD Electric Co., Ltd., Class A	14,200	55,095
	Qingdao Topscomm Communication, Inc., Class A	6,800	7,679
	Qingling Motors Co., Ltd., Class H	330,000	76,723
	Qinhuangdao Port Co., Ltd., Class H	125,500	21,759
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,900	2,587
#*	Qudian, Inc., Sponsored ADR	72,373	148,365
	Rainbow Digital Commercial Co., Ltd., Class A	31,800	33,950
	Raisecom Technology Co., Ltd., Class A	5,700	7,112
	Rastar Group, Class A	39,100	18,384
*	Realcan Pharmaceutical Group Co., Ltd., Class A	39,500	26,398
	Red Avenue New Materials Group Co., Ltd., Class A	3,400	16,865
	Red Star Macalline Group Corp., Ltd., Class H	145,068	81,948
#	Redco Properties Group, Ltd.	656,000	237,411
	Redsun Properties Group, Ltd.	163,000	54,477
	Renhe Pharmacy Co., Ltd., Class A	37,500	52,672
*	REXLot Holdings, Ltd.	4,800,000	2,410
	Rianlon Corp., Class A	4,200	26,141
*	RISE Education Cayman, Ltd., ADR	4,037	13,645
	RiseSun Real Estate Development Co., Ltd., Class A	117,500	111,685
	Road King Infrastructure, Ltd.	83,000	110,294
	Rongan Property Co., Ltd., Class A	57,100	24,287
	Rongsheng Petro Chemical Co., Ltd., Class A	27,500	119,930
	Ronshine China Holdings, Ltd.	326,500	227,776
	Runjian Co., Ltd., Class A	5,100	18,292
	SAIC Motor Corp, Ltd., Class A	38,465	119,180
	Sailun Group Co., Ltd., Class A	71,500	111,264
	Sanan Optoelectronics Co., Ltd., Class A	12,000	46,305
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	30,204	14,771
	Sangfor Technologies, Inc., Class A	900	37,931
	Sansteel Minguang Co., Ltd. Fujian, Class A	51,200	64,629
	Sany Heavy Equipment International Holdings Co., Ltd.	370,000	448,190
	Sany Heavy Industry Co., Ltd., Class A	102,600	487,256
*	Saurer Intelligent Technology Co., Ltd., Class A	42,600	20,202
	SDIC Power Holdings Co., Ltd., Class A	35,400	54,077
	Sealand Securities Co., Ltd., Class A	118,519	76,912
	Seazen Group, Ltd.	1,108,000	1,180,941
	Seazen Holdings Co., Ltd. , Class A	52,300	363,319
	S-Enjoy Service Group Co., Ltd.	42,000	137,082
	SF Holding Co., Ltd., Class A	27,200	269,063
	SGIS Songshan Co., Ltd., Class A	57,100	43,914
	Shaanxi Coal Industry Co., Ltd., Class A	227,700	394,358
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	89,700	76,629
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	31,342	110,460
#	Shandong Chenming Paper Holdings, Ltd., Class H	114,250	98,830
#	Shandong Gold Mining Co., Ltd., Class H	165,250	301,760
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	10,600	49,182
	Shandong Hi-speed Co., Ltd., Class A	12,100	13,075
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	26,100	156,774
	Shandong Humon Smelting Co., Ltd., Class A	8,400	15,636
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	3,900	14,461
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	13,500	24,542

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	6,300	$14,296
	Shandong Nanshan Aluminum Co., Ltd., Class A	227,335	133,712
	Shandong New Beiyang Information Technology Co., Ltd., Class A	15,500	21,766
	Shandong Publishing & Media Co., Ltd., Class A	21,300	20,234
	Shandong Sinocera Functional Material Co., Ltd., Class A	3,000	22,851
	Shandong Sun Paper Industry JSC, Ltd., Class A	64,200	158,491
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	664,000	1,486,547
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	116,200	71,909
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	18,900	28,762
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	167,900	47,654
	Shanghai AJ Group Co., Ltd., Class A	28,600	31,204
	Shanghai AtHub Co., Ltd., Class A	2,380	11,296
	Shanghai Baosight Software Co., Ltd., Class A	6,100	59,582
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	4,060	14,141
	Shanghai East China Computer Co., Ltd., Class A	10,600	42,278
*	Shanghai Electric Group Co., Ltd., Class H	694,000	240,860
	Shanghai Electric Power Co., Ltd., Class A	16,600	18,026
	Shanghai Environment Group Co., Ltd., Class A	24,600	42,039
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	7,700	34,114
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	62,000	393,275
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	8,000	10,653
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	93,000	59,524
	Shanghai Industrial Development Co., Ltd., Class A	38,400	27,835
	Shanghai Industrial Holdings, Ltd.	218,000	336,761
	Shanghai Industrial Urban Development Group, Ltd.	1,013,600	104,204
	Shanghai International Airport Co., Ltd., Class A	2,200	16,669
	Shanghai International Port Group Co., Ltd., Class A	38,600	27,572
	Shanghai Jahwa United Co., Ltd., Class A	6,400	58,182
	Shanghai Jin Jiang Capital Co., Ltd., Class H	702,000	151,284
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	10,600	20,005
	Shanghai Kinetic Medical Co., Ltd., Class A	3,000	5,182
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	21,300	35,791
	Shanghai M&G Stationery Inc, Class A	7,700	108,495
	Shanghai Maling Aquarius Co., Ltd., Class A	27,800	35,044
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,900	56,925
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	285,300	648,792
*	Shanghai Phichem Material Co., Ltd., Class A	7,100	16,170
	Shanghai Pudong Construction Co., Ltd., Class A	21,500	20,581
	Shanghai Pudong Development Bank Co., Ltd., Class A	192,834	299,133
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	4,130	51,543
	Shanghai RAAS Blood Products Co., Ltd., Class A	35,000	43,158
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	2,200	11,624
	Shanghai Shenda Co., Ltd., Class A	26,200	16,507
	Shanghai Shimao Co., Ltd., Class A	73,800	47,628
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	26,000	44,313
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	2,500	13,718
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,300	26,118
	Shanghai Tunnel Engineering Co., Ltd., Class A	82,200	66,863
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	19,200	41,548
*	Shanghai Wanye Enterprises Co., Ltd., Class A	8,160	18,068
	Shanghai Weaver Network Co., Ltd., Class A	1,800	23,352
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	33,213	60,267
*	Shanghai Zendai Property, Ltd.	1,300,000	13,221
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	28,700	21,076
	Shanxi Blue Flame Holding Co., Ltd., Class A	30,100	27,928
	Shanxi Coking Co., Ltd., Class A	43,200	42,831
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	131,500	114,091
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	32,700	29,378
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	70,500	97,319

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co., Ltd., Class A	103,500	$125,305
	Shanxi Securities Co., Ltd., Class A	18,460	19,044
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	159,000	156,240
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	3,600	226,876
*	Shanying International Holding Co., Ltd., Class A	140,300	74,436
	Shede Spirits Co., Ltd., Class A	6,500	127,099
	Shenergy Co., Ltd., Class A	31,800	27,830
	Shengda Resources Co., Ltd., Class A	12,200	25,545
*	Shenghe Resources Holding Co., Ltd., Class A	19,700	50,145
*	Shengjing Bank Co., Ltd., Class H	152,500	138,318
	Shenguan Holdings Group, Ltd.	248,000	16,238
	Shengyi Technology Co., Ltd., Class A	18,531	66,610
	Shennan Circuits Co., Ltd., Class A	4,085	49,979
	Shenwan Hongyuan Group Co., Ltd., Class H	120,800	32,923
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,100	15,415
	Shenzhen Airport Co., Ltd., Class A	46,800	61,555
	Shenzhen Aisidi Co., Ltd., Class A	36,600	43,571
	Shenzhen Anche Technologies Co., Ltd., Class A	2,200	11,328
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	29,100	13,930
	Shenzhen Capchem Technology Co., Ltd., Class A	1,700	20,150
	Shenzhen Center Power Tech Co., Ltd., Class A	5,700	13,200
	Shenzhen Comix Group Co., Ltd., Class A	8,600	16,959
	Shenzhen Das Intellitech Co., Ltd., Class A	35,900	19,504
	Shenzhen Desay Battery Technology Co., Class A	3,500	38,518
	Shenzhen Energy Group Co., Ltd., Class A	33,500	43,816
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	12,900	38,747
	Shenzhen Expressway Co., Ltd., Class H	178,000	184,266
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	11,900	16,750
	Shenzhen FRD Science & Technology Co., Ltd.	7,869	17,572
	Shenzhen Gas Corp., Ltd., Class A	35,600	38,491
	Shenzhen Gongjin Electronics Co., Ltd., Class A	24,700	32,954
	Shenzhen Goodix Technology Co., Ltd., Class A	2,700	47,340
	Shenzhen Grandland Group Co., Ltd., Class A	32,000	12,689
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	10,900	35,222
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	16,400	40,988
	Shenzhen Heungkong Holding Co., Ltd., Class A	67,300	19,182
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	19,300	11,372
	Shenzhen Inovance Technology Co., Ltd., Class A	4,400	60,542
	Shenzhen International Holdings, Ltd.	602,699	1,001,811
	Shenzhen Investment, Ltd.	1,293,262	473,208
	Shenzhen Jinjia Group Co., Ltd., Class A	35,900	57,585
	Shenzhen Kaifa Technology Co., Ltd., Class A	6,700	17,802
	Shenzhen Kinwong Electronic Co., Ltd., Class A	8,900	38,463
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,600	44,945
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,821	274,285
*	Shenzhen MTC Co., Ltd., Class A	48,100	42,978
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	82,000	43,050
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	112,906	162,150
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	9,700	54,761
	Shenzhen SC New Energy Technology Corp., Class A	1,800	30,514
	Shenzhen SDG Information Co., Ltd., Class A	17,200	18,828
	Shenzhen Sinovatio Technology Co., Ltd., Class A	2,880	17,515
	Shenzhen Sunline Tech Co., Ltd., Class A	6,900	18,924
	Shenzhen Sunlord Electronics Co., Ltd., Class A	9,800	51,572
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	16,600	30,249
	Shenzhen Sunway Communication Co., Ltd., Class A	12,300	53,178
	Shenzhen Tagen Group Co., Ltd., Class A	50,500	48,216
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	34,383	33,536
	Shenzhen Yinghe Technology Co., Ltd., Class A	5,100	13,255

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	16,700	$80,317
	Shenzhen Zhenye Group Co., Ltd., Class A	20,300	16,889
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	27,400	19,514
	Shenzhou International Group Holdings, Ltd.	187,200	4,118,211
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	29,750	26,066
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	11,100	48,071
	Shimao Group Holdings, Ltd.	733,000	2,117,303
	Shinva Medical Instrument Co., Ltd., Class A	4,600	11,814
#	Shoucheng Holdings, Ltd.	676,800	154,022
	Shougang Fushan Resources Group, Ltd.	925,525	241,682
*	Shouhang High-Tech Energy Co., Ltd., Class A	58,700	19,363
	Shui On Land, Ltd.	1,562,500	257,093
*	Siasun Robot & Automation Co., Ltd., Class A	18,000	26,803
	Sichuan Chuantou Energy Co., Ltd., Class A	16,200	28,165
	Sichuan Expressway Co., Ltd., Class H	138,000	32,665
	Sichuan Haite High-tech Co., Ltd., Class A	10,800	17,118
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	207,700	53,552
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	2,700	6,803
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	26,919	90,184
	Sichuan Languang Development Co., Ltd., Class A	83,260	49,965
	Sichuan Shuangma Cement Co., Ltd., Class A	11,400	22,623
	Sichuan Swellfun Co., Ltd., Class A	4,400	69,375
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	5,900	13,610
	Sichuan Yahua Industrial Group Co., Ltd., Class A	15,200	47,512
	Sieyuan Electric Co., Ltd., Class A	11,000	53,435
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,583,000	631,771
*	Silver Grant International Holdings Group, Ltd.	676,000	56,556
	Sino Biopharmaceutical, Ltd.	1,948,250	2,090,701
	Sino Wealth Electronic, Ltd., Class A	5,200	39,724
	Sinocare, Inc., Class A	5,900	33,879
	Sinochem International Corp., Class A	74,300	63,935
	Sinofert Holdings, Ltd.	910,000	118,277
	Sinolink Securities Co., Ltd., Class A	26,700	49,727
*	Sinolink Worldwide Holdings, Ltd.	1,173,600	44,418
	Sinoma International Engineering Co., Class A	54,000	70,939
	Sinoma Science & Technology Co., Ltd., Class A	32,600	110,012
	Sinomach Automobile Co., Ltd., Class A	14,500	11,358
	Sino-Ocean Group Holding, Ltd.	1,280,000	284,352
	Sinopec Engineering Group Co., Ltd., Class H	659,000	406,791
	Sinopec Kantons Holdings, Ltd.	530,000	203,458
*	Sinopec Oilfield Service Corp., Class H	954,000	84,491
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,240,000	306,547
	Sinopharm Group Co., Ltd., Class H	524,400	1,617,432
	Sino-Platinum Metals Co., Ltd., Class A	5,100	19,960
*	Sinosoft Technology Group, Ltd.	234,400	54,450
	Sinotrans, Ltd., Class H	858,000	391,663
	Sinotruk Hong Kong, Ltd.	435,500	1,070,071
	Skshu Paint Co., Ltd., Class A	1,820	66,537
	Skyfame Realty Holdings, Ltd.	1,586,000	199,804
	Skyworth Digital Co., Ltd., Class A	21,087	26,482
*	Skyworth Group, Ltd.	408,239	133,391
*	SOHO China, Ltd.	1,065,500	321,460
*	Sohu.com, Ltd., ADR	5,397	101,841
*	Sou Yu Te Group Co., Ltd., Class A	52,900	13,379
*	South Manganese Investment, Ltd.	460,000	31,848
#*	Sparkle Roll Group, Ltd.	648,000	20,288
	Spring Airlines Co., Ltd., Class A	6,800	67,398
*	SPT Energy Group, Inc.	558,000	21,015
	SSY Group, Ltd.	897,026	550,501

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Starrise Media Holdings, Ltd.	122,000	$2,289
	Sun King Technology Group, Ltd.	206,000	66,006
	Sunac China Holdings, Ltd.	869,000	3,370,643
*	Sunac Services Holdings, Ltd.	27,960	86,493
	Sun-Create Electronics Co., Ltd., Class A	900	5,761
	Sunflower Pharmaceutical Group Co., Ltd., Class A	9,900	24,458
	Sunfly Intelligent Technology Co., Ltd., Class A	10,400	15,492
	Sungrow Power Supply Co., Ltd., Class A	30,400	419,363
	Suning Universal Co., Ltd., Class A	63,500	66,928
	Suning.com Co., Ltd., Class A	39,800	40,891
	Sunny Optical Technology Group Co., Ltd.	111,200	2,695,727
	Sunresin New Materials Co., Ltd., Class A	5,540	40,836
#	Sunshine 100 China Holdings, Ltd.	272,000	42,618
	Sunward Intelligent Equipment Co., Ltd., Class A	35,600	45,526
	Sunwoda Electronic Co., Ltd., Class A	25,282	83,688
*	Suzhou Anjie Technology Co., Ltd., Class A	6,200	13,641
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	20,500	10,676
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	16,400	44,035
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	62,300	88,858
	Suzhou Maxwell Technologies Co., Ltd., Class A	800	75,546
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,500	11,518
	Suzhou TFC Optical Communication Co., Ltd., Class A	1,200	7,886
#	Symphony Holdings, Ltd.	680,000	73,541
*	Tahoe Group Co., Ltd., Class A	28,500	11,338
	Taiji Computer Corp., Ltd., Class A	5,319	16,731
*	TAL Education Group, ADR	5,014	285,547
	Tang Palace China Holdings, Ltd.	222,000	27,178
	Tangshan Jidong Cement Co., Ltd., Class A	37,308	80,677
	TangShan Port Group Co., Ltd., Class A	160,437	65,878
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	53,000	92,970
*	Taung Gold International, Ltd.	4,680,000	18,668
	TBEA Co., Ltd., Class A	66,500	125,988
	TCL Electronics Holdings, Ltd.	327,666	241,889
	TCL Technology Group Corp., Class A	15,500	21,446
*	Tech-Bank Food Co., Ltd., Class A	22,400	48,967
	Ten Pao Group Holdings, Ltd.	116,000	30,800
	Tencent Holdings, Ltd.	442,200	35,275,174
*	Tencent Music Entertainment Group, ADR	8,624	150,230
	Thunder Software Technology Co., Ltd., Class A	1,190	24,592
	Tian An China Investment Co., Ltd.	148,000	87,767
	Tian Di Science & Technology Co., Ltd., Class A	122,500	68,817
*	Tian Ge Interactive Holdings, Ltd.	239,000	39,642
	Tiangong International Co., Ltd.	390,000	242,504
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	5,700	27,157
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	120,000	44,046
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	78,900	53,217
	Tianjin Guangyu Development Co., Ltd., Class A	32,600	27,303
	Tianjin Port Development Holdings, Ltd.	1,154,000	93,442
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	16,100	68,396
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,500	57,818
	Tianli Education International Holdings, Ltd.	83,000	68,747
	Tianma Microelectronics Co., Ltd., Class A	28,800	61,661
	Tianneng Power International, Ltd.	346,000	634,414
	Tianshui Huatian Technology Co., Ltd., Class A	11,600	22,863
	Tianyun International Holdings, Ltd.	138,000	29,162
	Tibet Summit Resources Co., Ltd., Class A	8,600	16,596
	Tibet Tianlu Co., Ltd., Class A	16,348	17,822
*	Tibet Water Resources, Ltd.	405,000	40,122
	Times China Holdings Ltd.	8,000	11,386

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tingyi Cayman Islands Holding Corp.	810,000	$1,455,401
	Titan Wind Energy Suzhou Co., Ltd., Class A	59,400	78,077
	TK Group Holdings, Ltd.	96,000	41,846
	Toly Bread Co., Ltd., Class A	2,900	22,010
	Tomson Group, Ltd.	220,196	55,844
	Tong Ren Tang Technologies Co., Ltd., Class H	231,000	182,542
*	Tongcheng-Elong Holdings, Ltd.	171,600	429,275
	Tongda Group Holdings, Ltd.	1,660,000	121,501
*	Tongding Interconnection Information Co., Ltd., Class A	13,900	8,026
*	TongFu Microelectronics Co., Ltd., Class A	16,800	55,233
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	38,825	79,425
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	29,700	21,090
	Tongkun Group Co., Ltd., Class A	47,200	166,329
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	43,400	24,419
	Tongling Nonferrous Metals Group Co., Ltd., Class A	247,850	108,680
	Tongwei Co., Ltd., Class A	42,537	229,779
#	Top Spring International Holdings, Ltd.	91,000	15,713
*	Topchoice Medical Corp., Class A	1,200	57,835
*	Topsec Technologies Group, Inc., Class A	15,700	43,898
	Towngas China Co., Ltd.	225,277	110,852
	Transfar Zhilian Co., Ltd., Class A	55,900	52,648
	TravelSky Technology, Ltd., Class H	280,000	612,622
*	Trigiant Group, Ltd.	330,000	31,761
*	Trip.com Group, Ltd., ADR	76,161	2,976,372
*	Truly International Holdings, Ltd.	234,000	38,462
#	Tsaker Chemical Group, Ltd.	108,500	16,575
	Tsingtao Brewery Co., Ltd., Class H	86,000	778,867
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,300	41,430
#*	Tuniu Corp., Sponsored ADR	12,636	35,381
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	34,100	30,157
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	3,800	68,437
	Unilumin Group Co., Ltd., Class A	18,296	22,795
	Uni-President China Holdings, Ltd.	628,000	762,872
	Unisplendour Corp., Ltd., Class A	13,800	38,836
*	United Energy Group, Ltd.	3,974,000	783,688
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	5,300	13,212
*	V1 Group, Ltd.	846,000	70,775
	Valiant Co., Ltd., Class A	15,700	37,631
	Vats Liquor Chain Store Management Joint Stock Co., Ltd., Class A	5,100	29,309
	Vatti Corp., Ltd., Class A	27,300	30,540
*	VCredit Holdings, Ltd.	23,000	14,236
	Venustech Group, Inc., Class A	4,100	19,170
	Victory Giant Technology Huizhou Co., Ltd., Class A	19,700	70,626
#	Vinda International Holdings, Ltd.	110,000	391,032
*	Vipshop Holdings, Ltd., ADR	161,481	4,968,770
	Visual China Group Co., Ltd., Class A	8,757	17,976
*	Wanda Film Holding Co., Ltd., Class A	7,300	20,666
	Wangfujing Group Co., Ltd., Class A	4,700	24,212
	Wangneng Environment Co., Ltd., Class A	12,800	35,909
	Wangsu Science & Technology Co., Ltd., Class A	13,100	11,217
	Wanhua Chemical Group Co., Ltd., Class A	37,900	599,292
	Want Want China Holdings, Ltd.	1,659,000	1,198,993
	Wanxiang Qianchao Co., Ltd., Class A	48,700	37,133
	Wasion Holdings, Ltd.	254,000	84,111
	Wasu Media Holding Co., Ltd., Class A	33,200	39,430
#*	Weibo Corp., Sponsored ADR	17,425	878,220
	Weichai Power Co., Ltd., Class H	787,000	1,821,658
	Weifu High-Technology Group Co., Ltd., Class A	15,900	59,769

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Weihai Guangwei Composites Co., Ltd., Class A	2,800	$27,256
	Weiqiao Textile Co., Class H	176,000	47,044
	Wellhope Foods Co., Ltd., Class A	19,600	33,322
	Wens Foodstuffs Group Co., Ltd., Class A	74,840	166,211
	West China Cement, Ltd.	1,502,000	266,471
	Western Region Gold Co., Ltd., Class A	8,700	16,795
	Western Securities Co., Ltd., Class A	63,600	82,711
	Westone Information Industry, Inc., Class A	7,100	18,621
	Wharf Holdings, Ltd. (The)	417,000	1,264,836
	Will Semiconductor Co., Ltd., Class A	900	41,795
	Wingtech Technology Co., Ltd., Class A	1,500	19,676
	Wisdom Education International Holdings Co., Ltd.	282,000	142,358
	Wolong Electric Group Co., Ltd., Class A	27,800	45,604
	Wuchan Zhongda Group Co., Ltd., Class A	121,200	86,424
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	18,500	20,239
	Wuhan Department Store Group Co., Ltd., Class A	15,200	26,658
	Wuhan Guide Infrared Co., Ltd., Class A	6,200	33,350
	Wuhan Jingce Electronic Group Co., Ltd., Class A	4,500	39,130
*	Wuhan P&S Information Technology Co., Ltd., Class A	45,100	26,134
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,400	33,488
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	13,100	44,614
	Wuhu Token Science Co., Ltd., Class A	40,800	47,549
	Wuliangye Yibin Co., Ltd., Class A	22,600	990,361
	WUS Printed Circuit Kunshan Co., Ltd., Class A	14,003	31,229
	WuXi AppTec Co., Ltd., Class H	14,700	346,345
*	Wuxi Biologics Cayman, Inc.	27,000	379,020
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	5,000	67,922
	Wuxi Taiji Industry Co., Ltd., Class A	41,000	49,100
	XCMG Construction Machinery Co., Ltd., Class A	82,300	93,562
*	XD, Inc.	5,000	43,178
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	253,000	394,228
	Xiamen C & D, Inc., Class A	68,600	85,841
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	12,045	31,163
	Xiamen Faratronic Co., Ltd., Class A	5,100	91,035
	Xiamen International Airport Co., Ltd., Class A	5,200	13,940
	Xiamen International Port Co., Ltd., Class H	488,000	68,863
	Xiamen Intretech, Inc., Class A	9,180	57,506
	Xiamen ITG Group Corp., Ltd., Class A	48,620	51,553
	Xiamen Kingdomway Group Co., Class A	7,423	47,871
	Xiamen Meiya Pico Information Co., Ltd., Class A	7,500	19,322
	Xiamen Tungsten Co., Ltd., Class A	31,500	93,573
	Xiamen Xiangyu Co., Ltd., Class A	52,100	52,210
	Xiandai Investment Co., Ltd., Class A	58,000	37,865
	Xinfengming Group Co., Ltd., Class A	23,200	63,193
	Xingda International Holdings, Ltd.	426,582	112,974
	Xingfa Aluminium Holdings, Ltd.	55,000	66,034
	Xinhu Zhongbao Co., Ltd., Class A	168,300	79,944
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	129,000	91,572
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	197,747	325,822
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	37,900	16,411
	Xinjiang Tianshan Cement Co., Ltd., Class A	24,600	55,376
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	4,400	14,693
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	51,100	79,355
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	103,000	64,228
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	33,700	86,125
	Xinyi Energy Holdings, Ltd.	138,000	67,332
	Xinyi Solar Holdings, Ltd.	1,569,333	2,617,369
	Xinyu Iron & Steel Co., Ltd., Class A	95,802	96,832

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinyuan Real Estate Co., Ltd., ADR	22,525	$57,214
	Xtep International Holdings, Ltd.	380,956	332,267
	Xuji Electric Co., Ltd., Class A	31,400	65,423
#*	Xunlei, Ltd., ADR	27,524	146,152
	Yadea Group Holdings, Ltd.	600,000	1,313,552
	YaGuang Technology Group Co., Ltd., Class A	7,900	9,497
*	Yanchang Petroleum International, Ltd.	1,420,000	16,172
	Yango Group Co., Ltd., Class A	100,000	88,388
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	12,000	14,891
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	5,800	39,789
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	6,900	39,297
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	12,900	41,052
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	19,600	99,404
	YanTai Shuangta Food Co., Ltd., Class A	9,700	19,512
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	10,200	26,501
	Yanzhou Coal Mining Co., Ltd., Class H	1,122,000	1,336,752
*	Yashili International Holdings, Ltd.	408,000	37,805
	Yealink Network Technology Corp., Ltd., Class A	5,000	53,948
	Yeebo International Holdings, Ltd.	76,000	20,699
	YGSOFT, Inc., Class A	16,640	21,286
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	114,800	106,399
*	Yida China Holdings, Ltd.	84,000	23,422
	Yifan Pharmaceutical Co., Ltd., Class A	9,300	25,671
	Yifeng Pharmacy Chain Co., Ltd., Class A	4,600	63,773
	Yihai International Holding, Ltd.	139,000	1,352,051
	Yijiahe Technology Co., Ltd., Class A	2,060	29,097
	Yintai Gold Co., Ltd., Class A	45,360	59,793
	Yip’s Chemical Holdings, Ltd.	84,000	47,825
*	Yiren Digital, Ltd., Sponsored ADR	15,877	61,126
	Yixintang Pharmaceutical Group Co., Ltd., Class A	8,200	51,766
	Yonghui Superstores Co., Ltd., Class A	72,800	62,547
	Yonyou Network Technology Co., Ltd., Class A	4,300	21,975
	Yotrio Group Co., Ltd., Class A	27,700	14,962
	Youngor Group Co., Ltd., Class A	88,720	101,782
	Youzu Interactive Co., Ltd., Class A	11,700	27,837
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	14,300	37,292
	Yuexiu Property Co., Ltd.	3,354,000	775,389
	Yuexiu Transport Infrastructure, Ltd.	238,000	146,189
	Yum China Holdings, Inc.	55,748	3,507,664
	Yunda Holding Co., Ltd., Class A	48,610	120,742
*	Yunnan Aluminium Co., Ltd., Class A	64,800	122,889
	Yunnan Baiyao Group Co., Ltd., Class A	3,500	58,013
	Yunnan Copper Co., Ltd., Class A	41,200	88,016
	Yunnan Energy New Material Co., Ltd., Class A	6,200	128,266
*	Yunnan Tin Co., Ltd., Class A	46,900	105,431
	Yunnan Water Investment Co., Ltd., Class H	54,000	7,770
	Yuzhou Group Holdings Co., Ltd.	1,206,036	334,684
	ZBOM Home Collection Co., Ltd., Class A	3,600	26,617
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	1,000	52,240
	Zhaojin Mining Industry Co., Ltd., Class H	215,000	194,756
	Zhefu Holding Group Co., Ltd., Class A	31,900	27,556
*	Zhejiang Century Huatong Group Co., Ltd., Class A	37,580	38,389
	Zhejiang Chint Electrics Co., Ltd., Class A	36,602	187,645
	Zhejiang Communications Technology Co., Ltd.	23,300	19,630
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	25,400	17,199
	Zhejiang Crystal-Optech Co., Ltd., Class A	17,700	32,454
	Zhejiang Dahua Technology Co., Ltd., Class A	36,344	131,298
	Zhejiang Dingli Machinery Co., Ltd., Class A	3,280	37,096
	Zhejiang Expressway Co., Ltd., Class H	400,000	347,701

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	8,900	$18,547
	Zhejiang Hailiang Co., Ltd., Class A	63,100	105,721
	Zhejiang Hangmin Co., Ltd., Class A	18,000	15,165
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	35,400	59,075
	Zhejiang Huace Film & TV Co., Ltd., Class A	17,900	17,405
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	12,300	41,127
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	4,600	57,691
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	38,900	54,375
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,500	17,891
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,500	33,018
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	5,800	26,432
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,300	37,477
*	Zhejiang Jingu Co., Ltd., Class A	27,500	28,188
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	7,800	12,986
	Zhejiang Juhua Co., Ltd., Class A	44,800	60,354
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	4,700	9,975
	Zhejiang Longsheng Group Co., Ltd., Class A	72,600	152,070
	Zhejiang Medicine Co., Ltd., Class A	26,043	65,413
	Zhejiang Meida Industrial Co., Ltd., Class A	14,800	50,099
*	Zhejiang Narada Power Source Co., Ltd., Class A	25,000	40,952
	Zhejiang NHU Co., Ltd., Class A	26,859	161,862
	Zhejiang Runtu Co., Ltd., Class A	37,200	54,724
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	28,370	93,516
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	29,400	184,804
	Zhejiang Semir Garment Co., Ltd., Class A	49,100	88,745
	Zhejiang Supor Co., Ltd., Class A	3,300	38,377
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	41,400	35,236
	Zhejiang Wanliyang Co., Ltd., Class A	40,300	49,274
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	13,290	47,736
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	37,700	136,673
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	4,100	46,403
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	17,400	39,667
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,800	30,198
	Zhejiang Yankon Group Co., Ltd., Class A	40,200	25,561
	Zhejiang Yasha Decoration Co., Ltd., Class A	25,400	29,302
*	Zhejiang Yongtai Technology Co., Ltd., Class A	10,100	14,747
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	99,800	121,018
	Zhengzhou Yutong Bus Co., Ltd., Class A	43,440	91,174
	Zhenro Properties Group, Ltd.	103,000	69,479
	Zhong An Group, Ltd.	1,185,000	60,045
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	10,800	63,630
	Zhongji Innolight Co., Ltd., Class A	6,100	32,170
	Zhongjin Gold Corp., Ltd., Class A	30,000	39,512
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	52,500	40,468
	Zhongshan Public Utilities Group Co., Ltd., Class A	20,300	25,898
	Zhongsheng Group Holdings, Ltd.	280,500	2,121,685
*	Zhongtian Financial Group Co., Ltd., Class A	133,355	56,942
	Zhongyu Gas Holdings, Ltd.	189,477	165,243
	Zhongyuan Environment-Protection Co., Ltd., Class A	18,500	18,457
#	Zhou Hei Ya International Holdings Co., Ltd.	229,500	280,462
*	Zhuguang Holdings Group Co., Ltd.	68,000	19,460
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	214,500	851,632
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,900	27,196
	Zhuzhou Kibing Group Co., Ltd., Class A	73,800	174,318
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	46,700	69,293
	Zijin Mining Group Co., Ltd., Class H	2,378,000	3,322,452
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	406,800	562,326
	ZTE Corp., Class H	160,360	399,514
	ZTO Express Cayman, Inc., ADR	80,944	2,603,159

TOTAL CHINA			414,312,024

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»

COLOMBIA — (0.0%)
	Banco de Bogota SA	4,188	$87,592
	Bancolombia SA, Sponsored ADR	5,146	154,020
	Bancolombia SA	13,361	99,389
	Celsia SA ESP	133,798	153,643
	Cementos Argos SA	42,641	58,281
*	CEMEX Latam Holdings SA	45,944	47,740
*	Corp. Financiera Colombiana SA	31,755	270,908
	Ecopetrol SA	343,135	202,043
	Grupo Argos SA	74,124	209,142
#	Grupo Aval Acciones y Valores SA, ADR	15,916	94,223
	Grupo de Inversiones Suramericana SA	21,332	108,896
	Grupo Energia Bogota SA ESP	61,864	43,019
	Grupo Nutresa SA	33,010	189,091
	Interconexion Electrica SA ESP	65,066	370,636
	Mineros SA	11,167	12,288
	Promigas SA ESP	11,599	22,930

TOTAL COLOMBIA			2,123,841

CZECH REPUBLIC — (0.0%)
	CEZ A.S.	19,780	550,903
*	Komercni banka A.S.	6,689	202,480
	O2 Czech Republic A.S.	13,360	164,127
	Philip Morris CR A.S.	60	40,616

TOTAL CZECH REPUBLIC			958,126

DENMARK — (1.5%)
*	ALK-Abello A.S.	1,854	802,886
	Alm Brand A.S.	29,528	335,716
	Ambu A.S., Class B	5,839	326,813
	AP Moller - Maersk A.S., Class A	218	512,229
#	AP Moller - Maersk A.S., Class B	219	544,790
*	Bang & Olufsen A.S.	38,004	202,879
	BankNordik P/F	1,133	28,996
*	Bavarian Nordic A.S.	21,139	968,223
*	Brodrene Hartmann A.S.	1,589	166,283
	Carlsberg A.S., Class B	13,795	2,420,195
	Chemometec A/S	447	48,550
*	Chr Hansen Holding A.S.	16,177	1,485,168
	Coloplast A.S., Class B	7,723	1,279,234
	Columbus A.S.	29,642	49,537
	D/S Norden A.S.	14,223	366,755
	Danske Bank A.S.	82,240	1,563,195
#*	Demant A.S.	19,799	991,173
*	Dfds A.S.	14,528	856,583
*	Drilling Co. of 1972 A.S. (The)	2,183	91,355
	DSV Panalpina A.S.	9,916	2,209,215
	FLSmidth & Co. A.S.	16,862	664,656
*	Genmab A.S.	6,427	2,358,465
	GN Store Nord A.S.	44,914	4,050,667
	H Lundbeck A.S.	21,573	664,297
*	H+H International A.S., Class B	9,383	272,182
*	ISS A.S.	45,968	871,642
	Jeudan A.S.	1,225	48,405
*	Jyske Bank A.S.	23,137	1,126,850

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Matas A.S.	9,866	$145,961
#	Netcompany Group A.S.	3,996	416,757
*	Nilfisk Holding A.S.	11,981	356,022
*	NKT A.S.	13,785	570,308
	NNIT A.S.	5,091	89,080
	North Media A.S.	1,647	31,936
	Novo Nordisk A.S., Class B	144,089	10,629,077
	Novozymes A.S., Class B	25,792	1,829,235
	Orsted A.S.	6,113	888,615
	Pandora A.S.	42,470	4,809,678
*	Parken Sport & Entertainment A.S.	2,257	30,673
	Per Aarsleff Holding A.S.	8,213	402,305
	Ringkjoebing Landbobank A.S.	9,558	971,637
	Rockwool International A.S., Class A	1,772	691,558
#	Rockwool International A.S., Class B	2,203	985,396
	Royal Unibrew A.S.	19,787	2,416,999
#	RTX A.S.	3,370	102,345
	Scandinavian Tobacco Group A.S., Class A	23,976	436,685
	Schouw & Co., A.S.	5,347	570,977
	SimCorp A.S.	15,314	2,024,808
	Solar A.S., Class B	2,972	274,397
	Spar Nord Bank A.S.	38,522	426,350
	Sydbank A.S.	27,804	828,838
*	Tivoli A.S.	652	87,532
	Topdanmark A.S.	16,733	813,638
#	TORM P.L.C.	14,637	129,011
	Tryg A.S.	47,378	1,083,388
	UIE P.L.C.	639	179,574
	Vestas Wind Systems A/S	91,565	3,776,278
*	Vestjysk Bank A.S.	151,427	83,892
*	Zealand Pharma A.S.	7,652	251,741

TOTAL DENMARK			61,641,630

EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	33,637	122,987
	Commercial International Bank Egypt S.A.E., GDR	26,696	97,574
*	Egyptian Financial Group-Hermes Holding Co., GDR	5,738	10,042

TOTAL EGYPT			230,603

FINLAND — (1.1%)
	Aktia Bank Oyj	18,893	242,072
	Alma Media Oyj	7,872	98,976
	Atria Oyj	5,381	79,814
*	BasWare Oyj	560	27,064
#	Bittium Oyj	6,855	56,227
	Cargotec Oyj, Class B	19,234	1,113,831
	Caverion Oyj	20,214	166,868
	Citycon Oyj	15,706	137,922
	Digia Oyj	4,257	41,058
	Elisa Oyj	23,629	1,339,466
	Enento Group Oyj	1,242	53,445
#*	Finnair Oyj	388,234	336,589
	Fiskars Oyj Abp	9,074	188,966
#	Fortum Oyj	59,566	1,565,323
	F-Secure Oyj	26,483	126,093
	HKScan Oyj, Class A	13,829	38,796
	Huhtamaki Oyj	43,186	2,048,787
	Kemira Oyj	76,521	1,249,961

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Kesko Oyj, Class A	25,288	$723,404
	Kesko Oyj, Class B	85,416	2,600,861
	Kojamo Oyj	23,302	504,629
#	Kone Oyj, Class B	24,211	1,901,593
	Konecranes Oyj	23,775	1,094,293
	Lassila & Tikanoja Oyj	17,978	312,475
	Metsa Board Oyj	40,805	519,170
	Metso Outotec Oyj	171,696	1,928,839
	Neles Oyj	31,139	453,068
	Neste Oyj	41,460	2,507,117
*	Nokia Oyj	357,465	1,693,295
*	Nokia Oyj	66,112	313,983
	Nokian Renkaat Oyj	64,321	2,394,767
	Nordea Bank Abp	201,732	2,090,867
	Nordea Bank Abp	3,250	33,621
	Olvi Oyj, Class A	5,575	353,081
	Oriola Oyj, Class B	71,422	163,505
	Orion Oyj, Class A	8,341	368,855
	Orion Oyj, Class B	38,175	1,689,830
*	Outokumpu Oyj	140,430	912,628
	Pihlajalinna Oyj	890	12,519
	Ponsse Oyj	3,929	208,618
	Raisio Oyj, Class V	13,212	64,994
*	Rapala VMC Oyj	4,345	46,964
	Revenio Group Oyj	7,382	530,012
	Sampo Oyj, Class A	42,505	2,016,209
	Sanoma Oyj	54,111	939,380
	Stora Enso Oyj, Class R	105,372	2,016,025
	Teleste Oyj	754	5,122
	Terveystalo Oyj	711	10,169
	TietoEVRY Oyj	18,537	641,976
*	Tikkurila Oyj	21,130	852,445
	Tokmanni Group Corp.	24,258	623,827
	UPM-Kymmene Oyj	64,431	2,519,711
	Uponor Oyj	16,645	484,666
	Vaisala Oyj, Class A	4,331	181,424
	Valmet Oyj	77,800	3,249,496
	Wartsila Oyj Abp	94,983	1,225,750
#	YIT Oyj	51,764	320,685

TOTAL FINLAND			47,421,131

FRANCE — (5.2%)
	ABC arbitrage	6,200	53,300
*	Accor SA	26,429	1,064,195
#*	Aeroports de Paris	3,577	458,509
	Air Liquide SA	23,331	3,928,994
*	Airbus SE	46,119	5,546,255
	AKWEL	4,438	177,367
	Albioma SA	14,179	641,756
*	Alstom SA	15,576	850,630
	Altamir	3,771	108,113
*	Alten SA	9,932	1,243,473
*	Amundi SA	7,669	683,450
	Arkema SA	37,485	4,686,256
	Assystem SA	2,373	80,164
*	Atos SE	33,872	2,306,670
	Aubay	3,407	171,815
#	AXA SA	145,307	4,104,200
*	Axway Software SA	3,324	120,345

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bastide le Confort Medical	1,878	$104,901
*	Beneteau SA	17,013	225,191
*	Bigben Interactive	6,565	160,254
	BioMerieux	1,447	172,123
*	BNP Paribas SA	62,020	3,976,579
	Boiron SA	3,519	164,094
	Bollore SA	187,300	945,645
	Bonduelle SCA	9,646	254,750
#	Bourbon Corp.	4,401	0
#	Bouygues SA	71,560	3,066,734
*	Bureau Veritas SA	63,856	1,909,753
	Burelle SA	16	17,156
	Capgemini SE	23,575	4,320,044
	Carrefour SA	150,117	2,907,315
#*	Casino Guichard Perrachon SA	18,513	646,409
*	Cegedim SA	2,736	88,851
*	CGG SA	315,177	365,633
	Chargeurs SA	6,064	170,929
*	Cie de Saint-Gobain	85,407	5,388,766
*	Cie des Alpes	5,985	171,606
	Cie Generale des Etablissements Michelin SCA	24,487	3,543,283
	Cie Plastic Omnium SA	36,230	1,217,361
#	CNP Assurances	34,280	599,582
*	Coface SA	41,198	501,904
*	Credit Agricole SA	65,620	1,015,024
	Danone SA, Sponsored ADR	930	13,178
#	Danone SA	53,856	3,801,666
*	Dassault Aviation SA	24	26,146
	Dassault Systemes SE	2,607	604,752
*	Derichebourg SA	50,289	422,853
	Edenred	23,642	1,340,299
*	Eiffage SA	35,461	3,884,309
*	Electricite de France SA	81,164	1,184,276
	Electricite de Strasbourg SA	236	33,071
#*	Elior Group SA	42,103	348,757
*	Elis SA	68,675	1,229,012
*	Engie SA	109,817	1,635,773
*	Eramet SA	4,210	303,193
	EssilorLuxottica SA	11,553	1,922,879
#*	Etablissements Maurel et Prom SA	7,093	16,389
	Eurazeo S.A.	1,949	162,389
*	Eurofins Scientific SE	32,600	3,228,753
#	Euronext NV	20,012	2,012,865
*	Europcar Mobility Group	134,060	51,959
	Eutelsat Communications SA	78,756	996,558
*	Exel Industries, Class A	664	61,484
*	Faurecia SE	43,546	2,352,662
*	Fnac Darty SA	9,670	681,932
	Gaztransport Et Technigaz SA	7,924	676,367
*	Getlink SE	42,940	683,063
#*	GL Events	2,338	43,696
*	Groupe Crit.	1,957	169,348
#	Groupe Gorge SA	782	14,592
	Guerbet	4,015	162,706
	Haulotte Group SA	4,122	31,466
	Hermes International	2,765	3,470,378
*	HEXAOM	1,748	86,562
*	ID Logistics Group	1,050	290,499
	Iliad SA	2,434	441,984

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Imerys SA	14,116	$733,757
	Ipsen SA	4,514	436,391
	IPSOS	18,653	776,263
	Jacquet Metals SACA	7,037	169,677
*	JCDecaux SA	31,152	793,083
	Kaufman & Broad SA	9,388	426,808
	Kering SA	5,623	4,505,774
#*	Korian SA	31,391	1,256,915
*	Lagardere SCA	27,324	735,471
	Laurent-Perrier	280	28,283
	Lectra	12,530	452,162
	Legrand SA	33,168	3,228,568
	Linedata Services	2,487	112,523
*	LISI	10,273	331,876
	LNA Sante SA	2,659	154,809
#	L’Oreal SA	5,558	2,275,834
	LVMH Moet Hennessy Louis Vuitton SE	21,810	16,430,566
*	Maisons du Monde SA	5,640	137,106
	Manitou BF SA	3,915	131,260
	Manutan International	283	26,201
*	Mersen SA	7,475	259,291
#*	METabolic EXplorer SA	13,465	82,804
*	Metropole Television SA	18,765	416,949
*	Natixis SA	175,789	858,378
*	Nexans SA	10,687	877,696
	Nexity SA	19,250	1,043,228
*	Nicox	5,711	28,486
*	NRJ Group	7,862	61,014
#*	Oeneo SA	10,332	134,127
*	OL Groupe SA	7,499	20,396
*	Onxeo SA	18,073	15,271
	Orange SA	535,579	6,669,680
*	Orpea SA	10,736	1,381,743
	Pernod Ricard SA	5,241	1,076,327
	Pharmagest Interactive	247	29,430
#	Plastivaloire	5,908	54,338
	Publicis Groupe SA, ADR	2,568	41,396
	Publicis Groupe SA	84,258	5,453,168
	Quadient SA	14,778	403,911
#*	Rallye SA	5,019	43,687
#*	Recylex SA	5,631	2,346
#	Remy Cointreau SA	571	114,087
*	Renault SA	42,883	1,728,540
	Rexel SA	90,924	1,787,316
	Robertet SA	144	169,668
*	Rothschild & Co.	9,511	338,313
	Rubis SCA	18,143	851,683
*	Safran SA	27,569	4,116,290
#	Sanofi	41,889	4,391,738
#	Sartorius Stedim Biotech	3,380	1,552,387
*	Savencia SA	1,851	163,313
	Schneider Electric SE	19,747	3,150,747
	Schneider Electric SE	523	83,689
#*	SCOR SE	53,983	1,744,269
	SEB SA	9,099	1,657,064
	Seche Environnement SA	808	51,473
	SES SA	161,593	1,224,967
	Societe BIC SA	9,439	667,037
*	Societe Generale SA	96,106	2,733,944

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Societe Marseillaise du Tunnel Prado-Carenage SA	433	$11,932
	Societe pour l’Informatique Industrielle	3,659	112,154
*	Sodexo SA	21,840	2,185,053
*	SOITEC	6,172	1,246,324
#*	Solocal Group	29,165	98,712
	Somfy SA	3,652	644,811
*	Sopra Steria Group SACA	7,112	1,323,619
*	SPIE SA	40,989	1,036,091
	Stef SA	2,121	237,755
	STMicroelectronics NV	49,318	1,842,089
	Suez SA	60,158	1,437,841
	Sword Group	2,456	122,457
*	Synergie SE	3,392	154,919
*	Tarkett SA	13,903	335,165
	Teleperformance	9,074	3,503,873
#*	Television Francaise 1	34,570	341,083
	Thales SA	17,041	1,737,267
	Thermador Groupe	1,268	129,813
	Tikehau Capital SCA	355	11,267
	Total Gabon	398	64,564
#	Total SE	225,223	9,954,351
#	TOTAL SE, Sponsored ADR	16,704	739,648
	Trigano SA	4,185	747,749
*	Ubisoft Entertainment SA	25,742	1,931,787
*	Union Financiere de France BQE SA	1,562	34,598
	Valeo SA	106,552	3,452,920
#*	Vallourec SA	3,519	114,485
#*	Valneva SE	16,053	270,129
	Veolia Environnement SA, ADR	1,217	38,749
#	Veolia Environnement SA	46,913	1,496,291
	Vetoquinol SA	997	126,797
#	Vicat SA	8,127	408,478
	Vilmorin & Cie SA	2,607	182,752
	Vinci SA	66,251	7,269,702
*	Virbac SA	710	230,460
	Vivendi SE	29,844	1,040,377
*	Vranken-Pommery Monopole SA	1,450	31,881
*	Worldline SA	45,836	4,500,071
*	Xilam Animation S.A.	206	11,138
*	XPO Logistics Europe SADIR	32	11,195

TOTAL FRANCE			218,339,060

GERMANY — (4.3%)
	1&1 Drillisch AG	13,878	417,201
	7C Solarparken AG	12,717	63,523
*	Aareal Bank AG	24,766	696,086
*	Adidas AG	13,360	4,126,381
*	ADLER Group SA	11,121	328,461
*	ADVA Optical Networking SE	25,606	321,359
*	AIXTRON SE	14,963	319,212
	All for One Group SE	816	63,597
#	Allgeier SE	1,536	44,389
	Allianz SE	22,732	5,901,610
	Allianz SE, Sponsored ADR	14,883	387,154
*	Amadeus Fire AG	1,040	180,478
	Aroundtown SA	160,047	1,232,384
	Atoss Software AG	1,346	300,347
	Aurubis AG	15,226	1,308,881
	BASF SE	38,903	3,135,242

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Basler AG	1,428	$186,309
*	Bauer AG	5,064	75,611
	Bayer AG, Sponsored ADR	1,092	17,679
	Bayer AG	87,779	5,680,031
	Bayerische Motoren Werke AG	72,976	7,312,937
	BayWa AG	6,370	310,596
	Bechtle AG	13,344	2,717,205
	Befesa SA	982	68,698
	Beiersdorf AG	3,430	387,146
	Bertrandt AG	2,454	135,942
	bet-at-home.com AG	1,209	65,777
*	Bijou Brigitte AG	671	19,993
	Bilfinger SE	13,078	488,748
*	Borussia Dortmund GmbH & Co., KGaA	14,133	99,068
	Brenntag SE	45,305	4,067,241
	CANCOM SE	2,976	183,715
	Carl Zeiss Meditec AG	1,094	192,731
*	CECONOMY AG	68,480	401,185
*	CENIT AG	4,360	74,394
	Cewe Stiftung & Co. KGAA	4,089	662,553
*	Commerzbank AG	376,835	2,484,910
	CompuGroup Medical SE & Co., KgaA	9,159	838,236
*	Continental AG	18,987	2,565,890
#*	Corestate Capital Holding SA	6,754	106,132
	Covestro AG	58,134	3,801,929
	CropEnergies AG	12,538	161,018
*	CTS Eventim AG & Co., KGaA	18,088	1,248,436
	Daimler AG	113,029	10,059,436
*	Delivery Hero SE	1,538	243,989
*	Deutsche Bank AG	232,746	3,242,442
*	Deutsche Bank AG	22,682	317,548
	Deutsche Beteiligungs AG	7,006	289,810
	Deutsche Boerse AG	21,374	3,683,280
*	Deutsche EuroShop AG	13,257	306,015
#*	Deutsche Lufthansa AG	83,973	1,084,795
*	Deutsche Pfandbriefbank AG	56,777	653,532
	Deutsche Post AG	93,242	5,491,688
	Deutsche Telekom AG	371,759	7,154,515
	Deutsche Wohnen SE	24,870	1,345,433
*	Deutz AG	57,564	467,228
*	Dialog Semiconductor P.L.C.	18,650	1,461,047
	DIC Asset AG	13,392	238,853
	DMG Mori AG	3,732	188,063
	Dr Hoenle AG	1,020	59,425
	Draegerwerk AG & Co., KGaA	1,349	119,125
	Duerr AG	26,167	1,096,528
	E.ON SE	41,238	497,241
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,696	461,101
*	EDAG Engineering Group AG	4,778	46,973
	Elmos Semiconductor SE	2,084	86,923
*	ElringKlinger AG	12,064	209,229
	Energiekontor AG	4,020	273,552
	Evonik Industries AG	29,097	1,018,658
*	Ferratum Oyj	610	3,809
*	Fielmann AG	8,958	682,049
	First Sensor AG	2,116	111,663
*	flatexDEGIRO AG	847	108,474
	FORTEC Elektronik AG	461	9,860
*	Francotyp-Postalia Holding AG, Class A	4,794	18,433

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	$958,811
	Freenet AG	53,644	1,304,439
	Fresenius Medical Care AG & Co. KGaA	35,908	2,859,220
	Fresenius SE & Co., KGaA	55,245	2,715,253
	Fuchs Petrolub SE	7,989	346,195
	GEA Group AG	19,001	834,418
	Gerresheimer AG	14,689	1,579,905
	Gesco AG	3,358	88,738
	GFT Technologies SE	10,615	244,543
*	Grammer AG	1,202	37,268
	Grand City Properties SA	21,864	587,860
*	H&R GmbH & Co., KGaA	5,091	44,604
	Hamburger Hafen und Logistik AG	12,729	313,491
	Hannover Rueck SE	5,621	1,037,978
	Hapag-Lloyd AG	10,234	1,860,375
	HeidelbergCement AG	20,218	1,852,641
*	Heidelberger Druckmaschinen AG	166,662	269,019
#*	Hella GmbH & Co., KGaA	7,605	456,265
*	HelloFresh SE	6,234	516,667
	Henkel AG & Co. KGaA	3,516	349,323
*	Highlight Communications AG	2,448	11,455
	Hochtief AG	4,602	431,534
#*	HolidayCheck Group AG	16,422	46,385
	Hornbach Baumarkt AG	4,042	161,550
	Hornbach Holding AG & Co., KGaA	3,557	332,342
	Hugo Boss AG	21,212	978,403
*	Hypoport SE	949	571,912
	Indus Holding AG	9,144	380,159
	Infineon Technologies AG	41,271	1,654,989
	Infineon Technologies AG, ADR	5,048	202,021
*	Instone Real Estate Group AG	5,325	158,330
	IVU Traffic Technologies AG	3,385	72,060
	Jenoptik AG	10,649	325,785
*	JOST Werke AG	3,836	252,400
	K+S AG	81,739	906,938
	KION Group AG	46,337	4,617,356
*	Kloeckner & Co., SE	35,562	482,049
	Knorr-Bremse AG	1,565	191,832
*	Koenig & Bauer AG	6,842	194,237
	Krones AG	3,585	312,185
	KWS Saat SE & Co., KGaA	2,285	203,062
	Lanxess AG	30,625	2,253,767
	LEG Immobilien SE	12,367	1,720,685
	Leifheit AG	2,142	122,319
#*	Leoni AG	9,935	139,118
#	LPKF Laser & Electronics AG	3,217	85,357
*	Manz AG	1,498	98,608
*	Medigene AG	1,354	6,856
	Merck KGaA	4,543	798,134
	METRO AG	95,603	1,045,090
	MLP SE	19,700	172,652
	MTU Aero Engines AG	7,031	1,774,324
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,135	2,061,544
*	Nagarro SE	1,536	168,077
	Nemetschek SE	16,893	1,259,267
	New Work SE	996	302,329
	Nexus AG	2,162	149,486
*	Nordex SE	28,602	825,781
	Norma Group SE	10,494	585,701

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	OHB SE	2,856	$121,772
	Patrizia AG	13,156	359,933
	Pfeiffer Vacuum Technology AG	1,801	349,825
	PNE AG	27,902	252,367
*	Progress-Werk Oberkirch AG	638	20,552
*	ProSiebenSat.1 Media SE	84,797	1,841,673
	PSI Software AG	1,986	76,154
*	Puma SE	1,099	115,859
*	Puma SE	2,090	220,332
	q.beyond AG	52,994	122,702
*	QIAGEN NV	14,153	690,014
	Rational AG	995	827,697
	Rheinmetall AG	20,377	2,126,117
*	RTL Group SA	14,468	850,619
	RWE AG	80,928	3,072,986
#*	S&T AG	11,418	309,949
*	SAF-Holland SE	20,283	332,825
*	Salzgitter AG	18,233	579,923
	SAP SE, Sponsored ADR	1,405	196,616
	SAP SE	27,602	3,864,850
*	Schaltbau Holding AG	1,428	59,067
	Schloss Wachenheim AG	576	11,572
#	Scout24 AG	5,373	446,715
	Secunet Security Networks AG	408	174,589
*	SGL Carbon SE	3,031	22,562
	Siemens AG	25,310	4,222,591
#*	Siemens Energy AG	12,655	423,271
	Siemens Healthineers AG	1,382	78,976
#	Siltronic AG	9,824	1,655,481
*	Sixt SE	7,260	1,007,206
*	SMA Solar Technology AG	1,185	67,751
	Softing AG	1,374	8,994
	Software AG	15,029	650,982
	Stabilus SA	7,794	608,564
	STRATEC SE	1,048	148,399
	Stroeer SE & Co., KGaA	12,131	1,033,841
	Suedzucker AG	23,693	387,959
*	SUESS MicroTec SE	6,740	219,277
*	Surteco Group SE	3,208	106,090
	Symrise AG	14,502	1,872,715
	TAG Immobilien AG	32,978	1,019,880
*	Takkt AG	13,964	236,263
*	Talanx AG	14,201	598,326
#*	TeamViewer AG	5,811	276,212
*	Technotrans SE	2,982	98,009
	Telefonica Deutschland Holding AG	442,048	1,284,667
*	Thyssenkrupp AG	93,145	1,245,246
	Traffic Systems SE	789	35,683
	Uniper SE	21,982	802,083
	United Internet AG	58,783	2,472,289
#	VERBIO Vereinigte BioEnergie AG	10,179	513,355
	Volkswagen AG	4,817	1,529,264
	Vonovia SE	25,306	1,662,709
*	Vossloh AG	3,070	163,371
	Wacker Chemie AG	8,087	1,219,678
*	Wacker Neuson SE	13,053	350,956
*	Washtec AG	4,170	269,153
	Wuestenrot & Wuerttembergische AG	11,256	244,873
*	Zalando SE	5,048	524,985
	Zeal Network SE	2,653	139,158
*	zooplus AG	370	116,994

TOTAL GERMANY			182,866,745

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (0.1%)
*	Alpha Bank AE	214,461	$340,150
	Athens Water Supply & Sewage Co. SA	990	10,108
	Autohellas Tourist and Trading SA	3,700	31,313
	Bank of Greece	4,789	87,993
*	Ellaktor SA	26,314	42,655
*	Eurobank Ergasias Services and Holdings SA, Class A	271,450	256,216
*	FF Group	1,384	1,497
*	Fourlis Holdings SA	4,698	26,014
*	GEK Terna Holding Real Estate Construction SA	10,043	121,220
	Hellenic Exchanges - Athens Stock Exchange SA	7,508	37,059
	Hellenic Petroleum SA	2,803	19,459
	Hellenic Telecommunications Organization SA	19,115	324,145
	Holding Co. ADMIE IPTO SA	19,838	64,210
	JUMBO SA	3,413	63,761
*	LAMDA Development SA	2,797	25,147
	Motor Oil Hellas Corinth Refineries SA	6,636	102,234
	Mytilineos SA	7,593	141,073
*	National Bank of Greece SA	48,124	149,942
	OPAP SA	7,230	110,880
*	Piraeus Financial Holdings SA	7,219	18,800
*	Public Power Corp. SA	4,356	49,577
	Sarantis SA	2,316	24,973
	Terna Energy SA	12,421	185,982

TOTAL GREECE			2,234,408

HONG KONG — (1.6%)
*	Aceso Life Science Group, Ltd.	500,500	13,059
	Aeon Credit Service Asia Co., Ltd.	96,000	64,110
	AIA Group, Ltd.	608,200	7,719,622
	APAC Resources, Ltd.	66,000	11,101
*	Applied Development Holdings, Ltd.	415,000	6,781
	Asia Financial Holdings, Ltd.	72,000	35,253
*	Asia Standard International Group, Ltd.	326,000	52,435
*	Asiasec Properties, Ltd.	63,900	10,250
	ASM Pacific Technology, Ltd.	42,900	647,937
#	Atlas Corp.	30,443	419,505
	Bank of East Asia, Ltd. (The)	254,690	534,014
	BOC Aviation, Ltd.	83,000	747,118
	BOC Hong Kong Holdings, Ltd.	305,500	1,074,214
	BOCOM International Holdings Co., Ltd.	215,000	48,060
	BOE Varitronix, Ltd.	270,000	137,417
	Brightoil Petroleum Holdings, Ltd.	789,000	28,573
	Build King Holdings, Ltd.	90,000	13,070
*	Burwill Holdings, Ltd.	882,000	1,510
	Cafe de Coral Holdings, Ltd.	164,000	355,992
*	Cathay Pacific Airways, Ltd.	424,454	373,243
	Century City International Holdings, Ltd.	320,000	18,126
#	CGN Mining Co., Ltd.	475,000	42,246
*	China Best Group Holding, Ltd.	247,999	11,279
*	China Display Optoelectronics Technology Holdings, Ltd.	400,000	25,247
*	China Energy Development Holdings, Ltd.	1,658,000	21,072
#*	China Evergrande New Energy Vehicle Group, Ltd.	8,000	61,515
	China Huiyuan Juice Group, Ltd.	324,500	14,646

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	China Motor Bus Co., Ltd.	2,400	$32,436
#*	China Star Entertainment, Ltd.	940,000	173,216
*	China Strategic Holdings, Ltd.	4,765,000	81,899
	Chinese Estates Holdings, Ltd.	189,000	93,447
	Chinney Investments, Ltd.	48,000	11,509
	Chow Sang Sang Holdings International, Ltd.	134,000	227,791
	Chow Tai Fook Jewellery Group, Ltd.	269,600	434,255
	Chuang’s China Investments, Ltd.	440,000	25,269
	Chuang’s Consortium International, Ltd.	444,000	61,645
	CITIC Telecom International Holdings, Ltd.	1,036,000	374,446
	CK Asset Holdings, Ltd.	293,700	1,838,743
	CK Hutchison Holdings, Ltd.	183,200	1,497,312
	CK Infrastructure Holdings, Ltd.	72,500	443,300
#	CK Life Sciences Intl Holdings, Inc.	596,000	60,521
	CLP Holdings, Ltd.	75,500	745,239
	CNQC International Holdings, Ltd.	342,500	35,864
	Convenience Retail Asia, Ltd.	92,000	8,404
#*	Convoy Global Holdings, Ltd.	1,758,000	7,084
	CSI Properties, Ltd.	2,250,000	70,754
	Dah Sing Banking Group, Ltd.	130,000	142,499
	Dah Sing Financial Holdings, Ltd.	66,400	214,449
	Dickson Concepts International, Ltd.	75,000	39,528
	Dynamic Holdings, Ltd.	12,000	21,550
	Eagle Nice International Holdings, Ltd.	128,000	75,052
	EC Healthcare	47,000	56,453
	EcoGreen International Group, Ltd.	50,000	12,459
*	Emperor Capital Group, Ltd.	2,052,000	35,085
	Emperor Entertainment Hotel, Ltd.	220,000	34,784
#	Emperor International Holdings, Ltd.	598,000	85,213
*	Emperor Watch & Jewellery, Ltd.	1,680,000	33,341
*	ENM Holdings, Ltd.	360,000	29,601
*	Esprit Holdings, Ltd.	1,237,200	122,454
	Fairwood Holdings, Ltd.	31,500	71,304
	Far East Consortium International, Ltd.	476,572	168,592
	Fiber Optic Center, Inc.	310,000	2,095
	First Pacific Co., Ltd.	962,000	329,732
*	First Shanghai Investments, Ltd.	392,000	16,625
	Fountain SET Holdings, Ltd.	350,000	51,791
*	Freeman Fintech Corp., Ltd.	532,000	1,157
#	Fuguiniao Co., Ltd.	37,999	3,559
*	Galaxy Entertainment Group, Ltd.	24,000	210,675
*	Genting Hong Kong, Ltd.	188,000	14,018
	Giordano International, Ltd.	596,000	119,492
	Golden Resources Development International, Ltd.	152,000	12,504
	Goldin Financial Holdings, Ltd.	184,000	0
*	Good Resources Holdings, Ltd.	630,000	2,587
*	Goodbaby International Holdings, Ltd.	422,000	100,893
*	GR Properties, Ltd.	186,000	30,594
	Great Eagle Holdings, Ltd.	91,214	321,253
*	G-Resources Group, Ltd.	7,977,000	49,355
	Guoco Group, Ltd.	2,000	24,092
	Guotai Junan International Holdings, Ltd.	1,273,000	230,074
#	Haitong International Securities Group, Ltd.	1,043,770	328,020
	Hang Lung Group, Ltd.	328,000	860,441
	Hang Lung Properties, Ltd.	345,000	941,235
	Hang Seng Bank, Ltd.	38,300	749,802
	Hanison Construction Holdings, Ltd.	60,757	10,386
	Harmonicare Medical Holdings Ltd.	99,000	19,500
	Henderson Land Development Co., Ltd.	188,909	839,648

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	HK Electric Investments & HK Electric Investments, Ltd.	260,000	$260,270
	HKBN, Ltd.	247,000	361,100
	HKR International, Ltd.	302,560	125,163
	HKT Trust & HKT, Ltd.	812,000	1,179,012
	Hon Kwok Land Investment Co., Ltd.	22,000	9,717
	Hong Kong & China Gas Co., Ltd.	265,875	426,476
	Hong Kong Exchanges & Clearing, Ltd.	68,746	4,146,142
	Hong Kong Ferry Holdings Co., Ltd.	18,000	13,911
	Hongkong & Shanghai Hotels, Ltd. (The)	161,683	162,000
	Honma Golf, Ltd.	53,500	29,516
	Hosa International, Inc.	144,000	1,008
	Hsin Chong Group Holdings, Ltd.	620,000	5,236
	Hua Han Health Industry Holdings, Ltd.	1,174,000	45,341
	Hung Hing Printing Group, Ltd.	74,000	12,762
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	746,000	144,858
	Hysan Development Co., Ltd.	115,000	432,926
	IGG, Inc.	348,000	586,591
*	Imagi International Holdings, Ltd.	90,300	21,557
	International Housewares Retail Co., Ltd.	113,000	39,653
	IPE Group, Ltd.	180,000	15,512
*	IRC, Ltd.	1,928,000	61,969
	ITC Properties Group, Ltd.	201,073	27,985
	Jacobson Pharma Corp., Ltd.	54,000	5,422
*	JBM Healthcare, Ltd.	6,750	991
	Johnson Electric Holdings, Ltd.	182,500	484,990
	K Wah International Holdings, Ltd.	499,072	248,352
	Karrie International Holdings, Ltd.	338,000	79,899
	Kerry Logistics Network, Ltd.	283,500	850,970
	Kerry Properties, Ltd.	209,000	704,185
	Kingmaker Footwear Holdings, Ltd.	158,000	19,229
	Kingston Financial Group, Ltd.	962,000	70,444
	Kowloon Development Co., Ltd.	150,000	176,225
*	Kwoon Chung Bus Holdings, Ltd.	22,000	6,844
*	Lai Sun Development Co., Ltd.	95,180	75,696
*	Landing International Development, Ltd.	679,800	27,600
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	505,500	73,497
*	Lifestyle International Holdings, Ltd.	220,500	178,639
	Lippo China Resources, Ltd.	810,000	13,630
	Lippo, Ltd.	58,000	17,063
	Liu Chong Hing Investment, Ltd.	84,000	86,455
	L’Occitane International SA	195,500	561,684
	Luk Fook Holdings International, Ltd.	144,000	359,873
	Lung Kee Bermuda Holdings	74,000	35,835
	Man Wah Holdings, Ltd.	668,000	1,398,483
#*	Mason Group Holdings, Ltd.	9,010,798	40,404
	Master Glory Group, Ltd.	197,847	1,243
*	Meilleure Health International Industry Group, Ltd.	6,000	328
	Melco International Development, Ltd.	178,000	353,049
*	Melco Resorts & Entertainment, Ltd., ADR	3,081	59,432
	MGM China Holdings, Ltd.	29,200	48,031
*	MH Development, Ltd.	24,000	672
*	Midland Holdings, Ltd.	154,854	21,270
	Ming Fai International Holdings, Ltd.	139,000	12,683
	Miramar Hotel & Investment	79,000	154,669
	Modern Dental Group, Ltd.	140,000	70,907
	MTR Corp., Ltd.	106,333	592,215
	NagaCorp., Ltd.	774,000	827,324
	Nameson Holdings, Ltd.	354,000	29,601

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	New World Development Co., Ltd.	136,952	$724,705
#*	NewOcean Energy Holdings, Ltd.	370,000	26,577
	NWS Holdings, Ltd.	485,116	535,389
	Orient Overseas International, Ltd.	6,000	97,171
	Oriental Watch Holdings	155,596	59,919
*	Oshidori International Holdings, Ltd.	1,594,198	118,818
	Pacific Basin Shipping, Ltd.	1,992,000	698,016
*	Pacific Century Premium Developments, Ltd.	218,483	20,277
	Pacific Textiles Holdings, Ltd.	508,000	324,419
	Paliburg Holdings, Ltd.	128,000	35,695
*	Paradise Entertainment, Ltd.	132,000	25,527
*	PC Partner Group, Ltd.	122,000	61,291
#	PCCW, Ltd.	1,832,658	1,060,287
	Perfect Shape Medical, Ltd.	124,000	109,517
	Pico Far East Holdings, Ltd.	324,000	57,099
	Playmates Holdings, Ltd.	260,000	31,104
	Polytec Asset Holdings, Ltd.	574,800	108,158
	Power Assets Holdings, Ltd.	122,000	749,788
*	Prada SpA	153,700	953,906
*	PT International Development Co., Ltd.	454,000	22,510
	Public Financial Holdings, Ltd.	156,000	47,131
*	PYI Corp., Ltd.	89,200	4,327
#	Regal Hotels International Holdings, Ltd.	120,000	64,164
	Regina Miracle International Holdings, Ltd.	81,000	23,842
*	Sa Sa International Holdings, Ltd.	171,838	40,763
	Safety Godown Co., Ltd.	24,000	10,366
*	Sands China, Ltd.	145,600	688,988
	SAS Dragon Holdings, Ltd.	88,000	36,467
	SEA Holdings, Ltd.	60,582	63,482
*	Shangri-La Asia, Ltd.	422,000	401,732
	Shun Tak Holdings, Ltd.	648,000	207,194
*	Sincere Watch Hong Kong, Ltd.	430,000	3,895
*	Sing Tao News Corp., Ltd.	146,000	16,664
	Singamas Container Holdings, Ltd.	792,000	64,011
	Sino Land Co., Ltd.	590,567	877,078
	SITC International Holdings Co., Ltd.	570,000	2,171,939
	SJM Holdings, Ltd.	382,000	493,298
	SmarTone Telecommunications Holdings, Ltd.	218,000	128,627
	SMI Culture & Travel Group Holdings, Ltd.	336,796	4,067
	Soundwill Holdings, Ltd.	41,000	45,345
	Stella International Holdings, Ltd.	163,000	200,836
#*	Summit Ascent Holdings, Ltd.	76,000	7,616
	Sun Hung Kai & Co., Ltd.	211,000	108,604
	Sun Hung Kai Properties, Ltd.	70,500	1,060,486
	SUNeVision Holdings, Ltd.	80,000	82,548
	Swire Pacific, Ltd., Class A	100,000	805,622
	Swire Pacific, Ltd., Class B	167,500	211,801
	Swire Properties, Ltd.	90,000	268,574
#	TAI Cheung Holdings, Ltd.	164,000	102,634
	Tao Heung Holdings, Ltd.	168,000	22,089
	Tech-Pro, Inc.	1,538,000	2,534
	Techtronic Industries Co., Ltd.	180,500	3,275,129
	Television Broadcasts, Ltd.	138,200	151,202
	Tenwow International Holdings, Ltd.	224,000	4,109
	Texhong Textile Group, Ltd.	195,000	295,277
	Texwinca Holdings, Ltd.	332,000	76,021
	Tradelink Electronic Commerce, Ltd.	290,000	46,644
	Transport International Holdings, Ltd.	83,646	174,344
	United Laboratories International Holdings, Ltd. (The)	338,000	276,838

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Untrade CW Group Holdings	193,500	$1,079
	Untrade Youyuan Holdings	239,000	0
	Value Partners Group, Ltd.	145,000	102,608
	Vedan International Holdings, Ltd.	124,000	13,103
	Vitasoy International Holdings, Ltd.	262,000	1,011,686
	VPower Group International Holdings, Ltd.	43,000	9,904
	VSTECS Holdings, Ltd.	350,000	345,860
	VTech Holdings, Ltd.	58,600	536,287
	Wai Kee Holdings, Ltd.	62,000	33,661
	Wang On Group, Ltd.	4,680,000	40,386
*	Wealthking Investments, Ltd.	148,000	16,237
	WH Group, Ltd.	2,429,000	2,116,392
	Wharf Real Estate Investment Co., Ltd.	97,000	557,462
#	Wing Tai Properties, Ltd.	52,000	30,818
#*	Wynn Macau, Ltd.	184,800	354,411
	Xingye Alloy Materials Group, Ltd.	86,000	13,175
	Xinyi Glass Holdings, Ltd.	708,000	2,508,446
	Yue Yuen Industrial Holdings, Ltd.	333,500	834,670
	Zensun Enterprises, Ltd.	110,000	7,921
*	Zhaobangji Properties Holdings, Ltd.	136,000	12,235

TOTAL HONG KONG			67,851,762

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	174,917	242,139
*	MOL Hungarian Oil & Gas P.L.C.	176,173	1,217,023
*	Opus Global Nyrt	47,307	39,382
*	OTP Bank Nyrt	19,097	858,502
	Richter Gedeon Nyrt	11,612	332,110

TOTAL HUNGARY			2,689,156

INDIA — (3.5%)
*	3M India, Ltd.	498	170,930
	Aarti Drugs, Ltd.	15,608	149,369
	Aarti Industries, Ltd.	20,266	437,147
*	ABB Powar Products & System India, Ltd.	229	5,539
	Abbott India, Ltd.	863	176,423
	ACC, Ltd.	11,892	301,067
	Adani Enterprises, Ltd.	32,514	501,985
*	Adani Green Energy, Ltd.	61,444	848,211
	Adani Ports & Special Economic Zone, Ltd.	82,442	806,761
*	Adani Power, Ltd.	468,478	597,706
	Adani Total Gas, Ltd.	36,002	557,630
*	Adani Transmissions, Ltd.	105,739	1,491,087
*	Aditya Birla Capital, Ltd.	190,334	293,923
*	Aditya Birla Fashion and Retail, Ltd.	10,140	23,876
	Advanced Enzyme Technologies, Ltd.	14,719	79,607
	Aegis Logistics, Ltd.	18,196	74,676
	Agro Tech Foods, Ltd.	1,165	13,236
*	Ahluwalia Contracts India, Ltd.	1,883	7,235
	AIA Engineering, Ltd.	6,681	168,494
	Ajanta Pharma, Ltd.	12,007	296,936
	Akzo Nobel India, Ltd.	2,300	69,938
	Alembic Pharmaceuticals, Ltd.	25,708	342,515
	Alembic, Ltd.	28,091	41,656
	Alkyl Amines Chemicals	1,008	115,102
	Allcargo Logistics, Ltd.	31,372	52,696
	Amara Raja Batteries, Ltd.	20,590	224,379
	Ambuja Cements, Ltd.	205,102	851,600

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Amtek Auto, Ltd.	25,857	$180
*	Anant Raj Global, Ltd.	44,042	16,711
*	APL Apollo Tubes, Ltd.	18,790	328,389
	Apollo Hospitals Enterprise, Ltd.	11,573	499,655
	Apollo Tyres, Ltd.	127,582	371,873
*	Arvind Fashions, Ltd.	19,557	34,470
*	Arvind Fashions, Ltd.	2,934	2,652
	Asahi India Glass, Ltd.	16,342	64,935
	Ashok Leyland, Ltd.	395,242	598,031
*	Ashoka Buildcon, Ltd.	26,970	29,912
	Asian Paints, Ltd.	22,199	756,822
*	Aster DM Healthcare, Ltd.	22,456	43,597
	Astral Poly Technik, Ltd.	14,119	301,620
	Atul, Ltd.	3,254	354,425
	Aurobindo Pharma, Ltd.	130,293	1,720,316
	Automotive Axles, Ltd.	3,296	44,124
	Avanti Feeds, Ltd.	16,178	105,752
*	Avenue Supermarts, Ltd.	2,775	106,260
*	Axis Bank, Ltd.	213,796	2,045,859
*	Axis Bank, Ltd., GDR	1,036	49,158
	Bajaj Auto, Ltd.	5,912	305,028
	Bajaj Consumer Care, Ltd.	18,382	69,476
*	Bajaj Electricals, Ltd.	7,868	121,683
	Bajaj Finance, Ltd.	11,609	851,669
	Bajaj Finserv, Ltd.	3,952	586,549
	Bajaj Holdings & Investment, Ltd.	8,383	386,389
	Balaji Amines, Ltd.	4,219	147,746
	Balkrishna Industries, Ltd.	23,789	564,815
	Balmer Lawrie & Co., Ltd.	31,203	53,928
	Balrampur Chini Mills, Ltd.	73,082	272,405
*	Bandhan Bank, Ltd.	0	0
*	Bank of Baroda	256,940	229,928
*	Bank of Maharashtra	390,782	126,897
	BASF India, Ltd.	2,387	71,088
	Bata India, Ltd.	8,574	157,442
	BEML, Ltd.	3,291	51,516
	Berger Paints India, Ltd.	33,662	319,461
	Bharat Dyanamics, Ltd.	6,506	29,513
	Bharat Electronics, Ltd.	242,806	431,057
	Bharat Forge, Ltd.	74,967	616,117
*	Bharat Heavy Electricals, Ltd.	230,563	149,280
	Bharat Petroleum Corp., Ltd.	60,549	343,967
	Bharat Rasayan, Ltd.	275	44,907
	Bharti Airtel, Ltd.	311,794	2,249,721
*	Biocon, Ltd.	24,159	123,595
	Birla Corp., Ltd.	9,881	123,079
	Birlasoft, Ltd.	76,048	251,612
	Bliss Gvs Pharma, Ltd.	16,236	22,263
*	Blue Dart Express, Ltd.	1,564	110,953
	Blue Star, Ltd.	6,502	74,101
*	Bodal Chemicals, Ltd.	20,599	26,750
*	Borosil Renewables, Ltd.	14,247	44,793
*	Borosil, Ltd.	4,309	11,407
	Bosch, Ltd.	1,298	237,139
	Brigade Enterprises, Ltd.	23,168	78,406
	Britannia Industries, Ltd.	7,461	346,454
	BSE, Ltd.	5,002	40,454
	Cadila Healthcare, Ltd.	66,448	511,656
	Can Fin Homes, Ltd.	23,250	183,209

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Canara Bank	85,149	$158,443
*	Capacit’e Infraprojects, Ltd.	8,742	22,252
	Caplin Point Laboratories, Ltd.	5,976	39,764
	Carborundum Universal, Ltd.	21,129	155,406
	Care Ratings, Ltd.	3,646	24,441
	Castrol India, Ltd.	102,916	173,786
	CCL Products India, Ltd.	36,778	133,795
	Ceat, Ltd.	8,354	155,604
	Central Depository Services India, Ltd.	5,637	61,527
*	Century Plyboards India, Ltd.	21,503	101,562
	Century Textiles & Industries, Ltd.	12,674	83,637
*	Cera Sanitaryware, Ltd.	2,216	115,593
	CESC, Ltd.	15,790	129,242
	Chambal Fertilizers & Chemicals, Ltd.	67,533	195,406
*	Chennai Petroleum Corp., Ltd.	7,722	11,443
	Chennai Super Kings Cricket, Ltd.	52,326	298
	Cholamandalam Financial Holdings, Ltd.	25,504	195,765
	Cholamandalam Investment and Finance Co., Ltd.	100,903	774,774
	Cipla, Ltd.	52,929	649,576
	City Union Bank, Ltd.	73,408	164,056
	Coal India, Ltd.	125,372	224,633
	Cochin Shipyard, Ltd.	16,230	79,797
*	Coffee Day Enterprises, Ltd.	10,998	5,590
	Coforge, Ltd.	3,028	116,953
	Colgate-Palmolive India, Ltd.	14,777	294,605
	Container Corp. Of India, Ltd.	45,196	358,895
	Coromandel International, Ltd.	43,719	436,830
	Cosmo Films, Ltd.	1,290	11,436
*	CreditAccess Grameen, Ltd.	3,366	27,073
	CRISIL, Ltd.	5,681	142,220
	Crompton Greaves Consumer Electricals, Ltd.	118,788	616,046
	Cummins India, Ltd.	9,407	106,055
	Cyient, Ltd.	9,656	95,795
	Dabur India, Ltd.	53,464	389,083
*	Dalmia Bharat, Ltd.	23,498	476,917
*	DB Corp., Ltd.	24,605	26,926
*	DCB Bank, Ltd.	84,198	103,054
	DCM Shriram, Ltd.	20,669	195,504
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	12,703	44,393
	Deepak Nitrite, Ltd.	7,234	182,095
	Delta Corp., Ltd.	32,285	65,177
*	DEN Networks, Ltd.	14,544	8,713
	Dhampur Sugar Mills, Ltd.	11,915	36,385
	Dhani Services, Ltd.	81,210	194,950
	Dhani Services, Ltd.	1,855	2,059
*	Dhanuka Agritech, Ltd.	5,690	58,782
	Dilip Buildcon, Ltd.	15,884	116,126
*	Dish TV India, Ltd.	100,541	12,587
*	Dishman Carbogen Amcis, Ltd.	27,694	59,073
*	Divi’s Laboratories, Ltd.	18,399	1,005,557
	Dixon Technologies India, Ltd.	2,765	155,885
	DLF, Ltd.	156,742	519,602
	Dr Lal PathLabs, Ltd.	4,848	191,723
	Dr Reddy’s Laboratories, Ltd.	8,129	566,390
*	DRC Systems India, Ltd.	206	729
*	Dredging Corp. of India, Ltd.	1,813	8,892
	eClerx Services, Ltd.	10,525	175,373
	Edelweiss Financial Services, Ltd.	141,455	111,323
	Eicher Motors, Ltd.	16,530	539,050

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	EID Parry India, Ltd.	27,575	$128,366
*	EIH, Ltd.	34,031	39,694
	Elgi Equipments, Ltd	13,736	39,607
	Emami, Ltd.	31,132	205,844
	Endurance Technologies, Ltd.	4,761	84,576
	Engineers India, Ltd.	57,705	56,480
	EPL, Ltd.	10,881	32,880
	Eris Lifesciences, Ltd.	3,716	30,324
	Escorts, Ltd.	21,460	324,349
	Excel Industries, Ltd.	767	9,108
	Exide Industries, Ltd.	110,985	265,749
*	Fairchem Organics, Ltd.	494	4,890
	FDC, Ltd.	13,235	54,216
*	Federal Bank, Ltd.	595,372	641,615
*	Filatex India, Ltd.	10,991	13,861
	Fine Organic Industries, Ltd.	725	28,040
	Finolex Cables, Ltd.	17,786	86,769
	Finolex Industries, Ltd.	72,005	146,486
	Firstsource Solutions, Ltd.	78,315	119,070
	Force Motors, Ltd.	3,168	47,415
*	Fortis Healthcare, Ltd.	183,158	520,591
*	Future Consumer, Ltd.	53,466	5,049
	Gabriel India, Ltd.	18,231	26,056
	GAIL India, Ltd.	410,376	758,349
	Galaxy Surfactants, Ltd.	1,273	50,152
	Garware Technical Fibres, Ltd.	4,218	148,929
	Gateway Distriparks, Ltd.	24,186	66,296
*	GE T&D India, Ltd.	23,648	36,616
*	General Insurance Corp. of India	16,865	46,577
*	GFL, Ltd.	10,933	10,299
	GHCL, Ltd.	18,451	58,563
	Gillette India, Ltd.	1,460	108,196
	GlaxoSmithKline Pharmaceuticals, Ltd.	4,376	86,333
	Glenmark Pharmaceuticals, Ltd.	58,036	451,598
	GMM Pfaudler, Ltd.	529	29,608
	Godawari Power and Ispat, Ltd.	959	12,212
	Godfrey Phillips India, Ltd.	5,565	64,759
*	Godrej Consumer Products, Ltd.	33,599	313,109
*	Godrej Industries, Ltd.	28,932	198,763
*	Godrej Properties, Ltd.	845	15,527
	Granules India, Ltd.	57,964	260,871
	Graphite India, Ltd.	7,343	71,975
	Grasim Industries, Ltd	85,002	1,604,802
	Great Eastern Shipping Co., Ltd. (The)	27,663	117,433
*	Greaves Cotton, Ltd.	37,599	73,342
	Greenply Industries, Ltd.	11,914	32,108
	Grindwell Norton, Ltd.	6,276	77,158
	Gujarat Alkalies & Chemicals, Ltd.	9,787	54,351
	Gujarat Ambuja Exports, Ltd.	36,412	73,669
*	Gujarat Fluorochemicals, Ltd.	10,933	117,355
	Gujarat Gas, Ltd.	49,860	357,131
	Gujarat Industries Power Co., Ltd.	5,497	5,614
	Gujarat Mineral Development Corp., Ltd.	43,682	34,355
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,478	94,605
	Gujarat Pipavav Port, Ltd.	89,581	111,008
	Gujarat State Petronet, Ltd.	79,360	289,079
	Gulf Oil Lubricants India, Ltd.	3,107	29,784
	Hatsun Agro Products, Ltd.	11,212	120,412
	Havells India, Ltd.	37,085	492,181

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HCL Technologies, Ltd.	172,553	$2,093,400
	HDFC Asset Management Co., Ltd.	3,334	124,657
*	HDFC Bank, Ltd.	182,588	3,470,640
*	HDFC Life Insurance Co., Ltd.	14,627	130,679
*	HealthCare Global Enterprises, Ltd.	2,300	5,589
*	HEG, Ltd.	1,530	47,014
	HeidelbergCement India, Ltd.	34,643	110,651
*	Hemisphere Properties India, Ltd.	14,869	26,219
	Heritage Foods, Ltd.	7,562	37,114
	Hero MotoCorp, Ltd.	36,123	1,373,058
	Hester Biosciences, Ltd.	789	23,630
*	HFCL, Ltd.	235,479	87,711
	Hikal, Ltd.	22,547	80,773
	HIL, Ltd.	1,370	66,279
	Himadri Speciality Chemical, Ltd.	41,325	24,714
	Himatsingka Seide, Ltd.	16,762	35,289
	Hindalco Industries, Ltd.	335,067	1,639,219
	Hinduja Global Solutions, Ltd.	3,563	82,054
	Hindustan Aeronautics, Ltd.	3,990	51,375
*	Hindustan Oil Exploration Co., Ltd.	6,123	8,395
	Hindustan Petroleum Corp., Ltd.	107,239	338,924
	Hindustan Unilever, Ltd.	36,054	1,141,713
	Honda India Power Products, Ltd.	538	7,251
	Honeywell Automation India, Ltd.	113	66,035
	Housing Development Finance Corp., Ltd.	71,710	2,347,945
	Huhtamaki India, Ltd.	7,123	26,299
	I G Petrochemicals, Ltd.	1,766	11,094
*	ICICI Bank, Ltd., Sponsored ADR	87,297	1,422,941
*	ICICI Bank, Ltd.	115,986	938,290
	ICICI Lombard General Insurance Co., Ltd.	8,915	170,349
*	ICICI Prudential Life Insurance Co., Ltd.	17,268	121,484
	ICICI Securities, Ltd.	18,452	113,168
	ICRA, Ltd.	239	10,707
*	IDFC First Bank, Ltd.	1,049,021	773,562
*	IDFC, Ltd.	434,035	308,624
*	IFB Industries, Ltd.	923	12,185
*	IFCI, Ltd.	305,817	45,041
	IIFL Finance, Ltd.	55,498	200,285
	IIFL Securities, Ltd.	28,342	19,952
	IIFL Wealth Management, Ltd.	4,889	75,074
	India Cements, Ltd. (The)	86,812	191,272
	India Glycols, Ltd.	4,576	29,041
*	Indiabulls Housing Finance, Ltd.	122,262	298,040
*	Indiabulls Real Estate, Ltd.	108,361	112,618
*	Indian Bank	59,005	87,304
	Indian Energy Exchange, Ltd.	10,587	52,846
	Indian Hotels Co., Ltd. (The)	120,980	181,092
	Indian Hume Pipe Co., Ltd. (The)	6,838	15,774
	Indian Oil Corp., Ltd.	183,460	224,298
*	Indian Overseas Bank	508,726	107,406
	Indo Count Industries, Ltd.	29,913	52,432
	Indoco Remedies, Ltd.	3,978	17,658
	Indraprastha Gas, Ltd.	42,275	289,891
	Indus Towers, Ltd.	117,400	400,748
*	IndusInd Bank, Ltd.	35,507	446,264
*	Infibeam Avenues, Ltd.	169,398	89,519
*	Info Edge India, Ltd.	1,739	115,139
	Infosys, Ltd., Sponsored ADR	57,600	1,041,408
	Infosys, Ltd.	347,300	6,284,928

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Inox Leisure, Ltd.	26,126	$95,308
	Inox Wind Energy, Ltd.	1,093	1,808
*	Intellect Design Arena, Ltd.	4,799	44,067
*	InterGlobe Aviation, Ltd.	4,804	106,340
	IOL Chemicals and Pharmaceuticals, Ltd.	8,855	70,692
	Ipca Laboratories, Ltd.	10,606	301,788
	IRB Infrastructure Developers, Ltd.	46,610	65,569
	IRCON International, Ltd.	30,603	36,947
	ITC, Ltd.	482,305	1,315,709
	ITD Cementation India, Ltd.	22,260	21,544
	J Kumar Infraprojects, Ltd.	11,676	28,914
	Jai Corp., Ltd.	15,986	18,487
*	Jaiprakash Power Ventures, Ltd.	239,763	10,049
	Jamna Auto Industries, Ltd.	36,938	34,161
	JB Chemicals & Pharmaceuticals, Ltd.	8,492	159,659
	Jindal Poly Films, Ltd.	4,651	45,530
	Jindal Saw, Ltd.	68,205	77,774
*	Jindal Stainless Hisar, Ltd.	44,114	96,574
*	Jindal Stainless, Ltd.	65,731	79,577
*	Jindal Steel & Power, Ltd.	127,168	752,489
*	JK Cement, Ltd.	9,251	351,457
	JK Lakshmi Cement, Ltd.	14,891	80,910
	JK Paper, Ltd.	39,899	74,472
	JK Tyre & Industries, Ltd.	33,904	55,713
	JM Financial, Ltd.	118,794	128,431
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,702	53,818
	JSW Energy, Ltd.	162,361	240,429
	JSW Steel, Ltd.	336,504	3,232,373
	JTEKT India, Ltd.	27,645	31,043
	Jubilant Foodworks, Ltd.	20,141	785,255
*	Jubilant Ingrevia, Ltd.	47,407	265,603
	Jubilant Pharmova, Ltd.	47,407	508,374
*	Just Dial, Ltd.	8,916	105,266
	Jyothy Labs, Ltd.	16,716	32,986
	Kajaria Ceramics, Ltd.	36,382	451,230
	Kalpataru Power Transmission, Ltd.	20,554	101,255
	Kalyani Steels, Ltd.	8,932	44,388
	Kansai Nerolac Paints, Ltd.	12,596	93,811
*	Karnataka Bank, Ltd. (The)	34,564	28,619
*	Karur Vysya Bank, Ltd. (The)	162,946	115,047
	Kaveri Seed Co., Ltd.	10,833	88,405
*	KEC International, Ltd.	37,781	204,572
	KEI Industries, Ltd.	27,752	195,478
	Kiri Industries, Ltd.	5,697	34,260
	Kirloskar Oil Engines, Ltd.	7,647	17,920
	KNR Constructions, Ltd.	29,312	78,966
*	Kotak Mahindra Bank, Ltd.	31,361	736,261
	KPIT Technologies, Ltd.	58,305	154,177
	KPR Mill, Ltd.	10,842	201,412
	KRBL, Ltd.	25,487	63,456
	KSB, Ltd.	3,391	40,016
	L&T Finance Holdings, Ltd.	328,652	385,176
	L&T Technology Services, Ltd.	4,029	148,254
	Lakshmi Machine Works, Ltd.	1,159	97,290
	Larsen & Toubro Infotech, Ltd.	7,341	384,628
	Larsen & Toubro, Ltd.	45,254	816,676
	Laurus Labs, Ltd.	42,298	258,698
	LG Balakrishnan & Bros, Ltd.	1,990	8,181
	LIC Housing Finance, Ltd.	108,368	590,021

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Linde India, Ltd.	3,102	$76,973
	LT Foods, Ltd.	41,256	40,296
	Lumax Industries, Ltd.	1,052	21,509
	Lupin, Ltd.	62,163	896,750
	LUX Industries, Ltd.	1,387	35,919
*	Magma Fincorp, Ltd.	31,466	50,341
	Mahanagar Gas, Ltd.	9,680	146,766
	Maharashtra Scooters, Ltd.	1,426	69,474
	Maharashtra Seamless, Ltd.	9,479	36,762
*	Mahindra & Mahindra Financial Services, Ltd.	298,747	649,016
	Mahindra & Mahindra, Ltd.	145,183	1,471,834
*	Mahindra CIE Automotive, Ltd.	39,842	91,254
*	Mahindra Holidays & Resorts India, Ltd.	23,216	66,237
*	Mahindra Lifespace Developers, Ltd.	10,741	72,347
	Mahindra Logistics, Ltd.	1,951	14,202
	Maithan Alloys, Ltd.	1,233	13,103
	Manappuram Finance, Ltd.	235,523	471,727
*	Mangalore Refinery & Petrochemicals, Ltd.	40,362	23,462
	Marico, Ltd.	102,266	565,647
	Marksans Pharma, Ltd.	74,161	71,070
	Maruti Suzuki India, Ltd.	5,648	490,087
	MAS Financial Services, Ltd.	4,593	49,523
	Mastek, Ltd.	4,519	100,246
*	Max Financial Services, Ltd.	9,820	119,066
*	Max Healthcare Institute, Ltd.	38,891	119,774
*	Max India, Ltd.	3,243	2,886
	Mayur Uniquoters, Ltd.	8,509	50,146
	Meghmani Organics, Ltd.	33,015	62,852
	Minda Corp., Ltd.	7,622	10,371
	Minda Industries, Ltd.	28,189	199,442
	Mindtree, Ltd.	10,231	290,225
	Mishra Dhatu Nigam, Ltd.	5,601	13,869
	MOIL, Ltd.	25,672	57,036
*	Morepen Laboratories, Ltd.	25,505	22,397
	Motherson Sumi Systems, Ltd.	370,814	1,073,621
	Motilal Oswal Financial Services, Ltd.	12,488	106,617
	Mphasis, Ltd.	33,803	804,544
	MRF, Ltd.	404	438,562
	Muthoot Finance, Ltd.	66,141	1,026,602
	Natco Pharma, Ltd.	28,761	345,647
	National Aluminium Co., Ltd.	270,256	234,245
	Nava Bharat Ventures, Ltd.	42,413	44,546
	Navin Fluorine International, Ltd.	1,007	46,675
	Navneet Education, Ltd.	39,220	39,522
	NBCC India, Ltd.	25,870	14,125
	NCC, Ltd.	105,665	105,894
	NESCO, Ltd.	8,606	58,003
	Nestle India, Ltd.	2,994	658,923
	NHPC, Ltd.	332,705	108,555
	NIIT, Ltd.	21,787	48,692
	Nilkamal, Ltd.	2,650	68,945
	NLC India, Ltd.	66,590	42,749
	NMDC, Ltd.	262,907	548,646
	NOCIL, Ltd.	34,157	84,954
*	NRB Bearings, Ltd.	20,512	29,575
	NTPC, Ltd.	181,630	250,629
*	Oberoi Realty, Ltd.	33,277	243,690
	Oil & Natural Gas Corp., Ltd.	129,321	187,978
	Oil India, Ltd.	41,265	67,698

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Olectra Greentech, Ltd.	3,467	$8,486
*	Omaxe, Ltd.	19,919	18,760
	Oracle Financial Services Software, Ltd.	3,772	176,347
	Orient Cement, Ltd.	24,311	34,650
	Orient Electric, Ltd.	12,332	45,102
	Orient Refractories, Ltd.	10,208	43,529
	Oriental Carbon & Chemicals, Ltd.	634	7,952
	Page Industries, Ltd.	938	374,754
	Paisalo Digital, Ltd.	5,849	47,317
	Parag Milk Foods, Ltd.	11,590	17,433
*	PC Jeweller, Ltd.	28,041	9,059
	Persistent Systems, Ltd.	16,947	470,340
	Petronet LNG, Ltd..	293,933	949,793
	Pfizer, Ltd	2,126	151,470
	Phillips Carbon Black, Ltd.	30,584	85,548
*	Phoenix Mills, Ltd. (The)	13,613	132,402
	PI Industries, Ltd.	23,271	786,235
	Pidilite Industries, Ltd.	13,377	327,174
	Piramal Enterprises, Ltd.	27,067	610,775
*	PNB Housing Finance, Ltd.	5,256	26,223
*	PNC Infratech, Ltd.	30,500	97,184
*	Poly Medicure, Ltd.	3,192	42,625
	Polyplex Corp., Ltd.	5,156	66,755
	Power Finance Corp., Ltd.	307,609	448,509
	Power Grid Corp. of India, Ltd.	162,617	483,142
	Praj Industries, Ltd.	23,067	72,883
*	Prakash Industries, Ltd.	18,009	19,512
	Prestige Estates Projects, Ltd.	51,311	187,881
*	Prism Johnson, Ltd.	43,150	75,839
	Privi Speciality Chemicals Ltd.	1,483	17,711
	Procter & Gamble Health, Ltd.	1,041	89,935
	Procter & Gamble Hygiene & Health Care, Ltd.	1,703	311,850
	PSP Projects, Ltd.	3,112	17,321
	PTC India Financial Services, Ltd.	58,589	13,483
	PTC India, Ltd.	80,783	88,872
*	Punjab National Bank	439,236	205,797
	PVR, Ltd.	11,746	179,247
*	Quess Corp., Ltd.	19,671	166,221
	Radico Khaitan, Ltd.	16,295	124,001
	Rain Industries, Ltd.	41,827	100,390
	Rajesh Exports, Ltd.	33,725	240,082
	Rallis India, Ltd.	11,377	43,363
	Ramco Cements, Ltd. (The)	24,308	322,768
	Ramco Industries, Ltd.	13,704	52,009
	Rashtriya Chemicals & Fertilizers, Ltd.	35,779	35,348
	Ratnamani Metals & Tubes, Ltd.	3,945	103,848
*	Raymond, Ltd.	11,792	51,035
	RBL Bank, Ltd.	157,218	391,340
	REC, Ltd.	345,075	594,570
	Redington India, Ltd.	104,718	252,655
*	Relaxo Footwears, Ltd.	12,843	151,504
	Reliance Industries, Ltd.	235,961	6,343,824
	Sagar Cements, Ltd.	1,061	10,227
	Sanofi India, Ltd.	2,330	236,958
	SBI Life Insurance Co., Ltd.	4,052	50,726
	Schaeffler India, Ltd.	912	64,548
*	Sequent Scientific, Ltd.	6,658	26,196
	SH Kelkar & Co., Ltd.	8,092	15,042
	Sharda Cropchem, Ltd.	10,452	42,182

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shilpa Medicare, Ltd.	7,390	$42,473
	Shipping Corp. of India, Ltd.	59,327	83,630
*	Shoppers Stop, Ltd.	2,532	6,793
*	Shree Cement, Ltd.	734	276,027
	Shriram City Union Finance, Ltd.	7,575	143,845
	Shriram Transport Finance Co., Ltd.	56,073	1,011,878
	Siemens, Ltd.	3,071	77,633
	SIS, Ltd.	2,382	11,624
	SKF India, Ltd.	2,554	77,088
	Sobha, Ltd.	19,594	128,399
	Solar Industries India, Ltd.	6,105	100,979
	Solara Active Pharma Sciences, Ltd.	3,320	68,121
	Somany Home Innovation, Ltd.	8,539	32,844
	Sonata Software, Ltd.	20,977	161,973
*	South Indian Bank, Ltd. (The)	332,336	35,590
*	SpiceJet, Ltd.	11,042	9,319
	SRF, Ltd.	6,328	550,484
	Srikalahasthi Pipes, Ltd.	2,877	7,537
*	State Bank of India	114,695	543,770
*	State Bank of India, GDR	1,026	47,965
	Steel Authority of India, Ltd.	277,659	441,797
	Sterlite Technologies, Ltd.	52,825	163,670
	Strides Pharma Science, Ltd.	21,638	252,204
	Subros, Ltd.	10,122	40,809
	Sudarshan Chemical Industries	11,301	100,080
	Sun Pharmaceutical Industries, Ltd.	90,163	794,941
	Sun TV Network, Ltd.	29,483	216,273
	Sundaram Finance Holdings, Ltd.	4,906	4,876
	Sundaram Finance, Ltd.	8,396	281,640
	Sundaram-Clayton, Ltd.	359	15,262
	Sundram Fasteners, Ltd.	15,180	144,304
	Sunteck Realty, Ltd.	26,148	94,280
	Suprajit Engineering, Ltd.	15,143	53,072
	Supreme Industries, Ltd.	13,018	359,648
	Supreme Petrochem, Ltd.	11,031	107,841
	Suven Pharmaceuticals, Ltd.	55,204	400,745
*	Suvidhaa Infoserve, Ltd.	11,124	5,098
	Swaraj Engines, Ltd.	1,242	24,543
	Symphony, Ltd.	1,873	29,637
*	Syngene International, Ltd.	19,425	145,244
	Tata Chemicals, Ltd.	45,533	484,309
	Tata Communications, Ltd.	14,869	220,911
	Tata Consultancy Services, Ltd.	68,829	2,820,763
	Tata Consumer Products, Ltd.	129,394	1,166,733
	Tata Elxsi, Ltd.	4,794	225,437
	Tata Metaliks, Ltd.	5,683	80,274
*	Tata Motors, Ltd.	667,548	2,617,261
	Tata Power Co., Ltd. (The)	176,417	234,553
*	Tata Steel BSL, Ltd.	85,356	82,941
*	Tata Steel Long Products, Ltd.	7,583	91,489
	Tata Steel, Ltd.	108,242	1,493,384
	TCI Express, Ltd.	3,754	44,534
	Tech Mahindra, Ltd.	113,369	1,464,666
	Techno Electric & Engineering Co., Ltd.	15,018	59,519
	Thermax, Ltd.	5,791	115,138
*	Thomas Cook India, Ltd.	36,462	23,478
	Thyrocare Technologies, Ltd.	4,402	61,007
	Tide Water Oil Co India, Ltd.	206	12,410
	Time Technoplast, Ltd.	58,614	59,652

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Timken India, Ltd.	3,329	$62,873
	Tinplate Co. of India, Ltd. (The)	10,194	27,138
	Titan Co., Ltd.	44,521	893,862
	Torrent Pharmaceuticals, Ltd.	12,854	434,050
	Torrent Power, Ltd.	39,877	212,856
	Transport Corp. of India, Ltd.	10,050	35,712
*	Trident, Ltd.	564,080	104,512
*	Triveni Engineering & Industries, Ltd.	40,732	67,641
*	Triveni Turbine, Ltd.	9,284	12,692
	TTK Prestige, Ltd.	1,020	101,625
	Tube Investments of India, Ltd.	36,180	601,614
	TV Today Network, Ltd.	13,324	51,079
*	TV18 Broadcast, Ltd.	207,389	94,868
	TVS Srichakra, Ltd.	1,447	35,228
*	UCO Bank	262,100	38,821
	Uflex, Ltd.	11,771	64,052
	UltraTech Cement, Ltd.	11,251	948,140
	Unichem Laboratories, Ltd.	12,905	56,008
*	Union Bank of India	277,818	126,150
	United Breweries, Ltd.	2,372	38,857
*	United Spirits, Ltd.	55,126	384,824
	UPL, Ltd.	258,990	2,114,429
*	Usha Martin, Ltd.	48,729	31,578
*	VA Tech Wabag, Ltd.	10,297	34,438
	Vaibhav Global, Ltd.	3,521	197,983
	Vakrangee, Ltd.	221,710	152,335
*	Vardhman Textiles, Ltd.	6,194	99,018
*	Varroc Engineering, Ltd.	8,908	44,713
	Varun Beverages, Ltd.	9,361	120,540
	Vedanta, Ltd., ADR	3,300	45,342
*	Venky’s India, Ltd.	1,846	38,618
	Vesuvius India, Ltd.	1,110	15,647
*	V-Guard Industries, Ltd.	29,973	90,686
	Vinati Organics, Ltd.	9,924	226,705
	Vindhya Telelinks, Ltd.	1,308	14,250
*	V-Mart Retail, Ltd.	1,571	56,739
*	Vodafone Idea, Ltd.	1,720,446	193,247
	Voltamp Transformers, Ltd.	1,111	16,279
*	VRL Logistics, Ltd.	13,256	38,853
	VST Industries, Ltd.	1,677	73,080
	VST Tillers Tractors, Ltd.	349	8,549
	Welspun Corp., Ltd.	34,836	66,604
	Welspun Enterprises, Ltd.	21,331	29,427
	Welspun India, Ltd.	151,349	162,171
	West Coast Paper Mills, Ltd.	14,627	40,201
	Wheels India, Ltd.	735	4,401
	Whirlpool of India, Ltd.	4,402	131,572
	Wipro, Ltd.	135,883	898,233
*	Wockhardt, Ltd.	14,169	98,119
*	Yes Bank, Ltd.	644,005	126,731
	Zee Entertainment Enterprises, Ltd.	268,611	669,334
	Zensar Technologies, Ltd.	22,420	80,223
	Zydus Wellness, Ltd.	374	10,584

TOTAL INDIA			147,476,696

INDONESIA — (0.4%)
	Ace Hardware Indonesia Tbk PT	2,023,900	207,279
	Adaro Energy Tbk PT	4,921,100	423,141
	Adhi Karya Persero Tbk PT	754,695	60,279

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Adi Sarana Armada Tbk PT	314,400	$46,945
*	Agung Semesta Sejahtera Tbk PT	379,600	1,314
	AKR Corporindo Tbk PT	537,700	121,473
*	Alam Sutera Realty Tbk PT	5,422,500	74,228
	Aneka Tambang Tbk	795,446	136,476
*	Armidian Karyatama Tbk PT	544,900	354
	Astra Agro Lestari Tbk PT	132,800	85,619
	Astra International Tbk PT	2,182,800	829,540
	Astra Otoparts Tbk PT	109,700	8,880
*	Asuransi Maximus Graha Persada Tbk PT	48,700	3,067
	Bank BTPN Syariah Tbk PT	112,600	25,433
*	Bank Bukopin Tbk	2,905,400	94,835
	Bank Central Asia Tbk PT	342,800	758,877
	Bank Danamon Indonesia Tbk PT	628,000	112,878
	Bank Mandiri Persero Tbk PT	1,155,600	492,009
*	Bank Nationalnobu Tbk PT	65,200	3,476
	Bank Negara Indonesia Persero Tbk PT	1,009,600	397,356
*	Bank Pan Indonesia Tbk PT	974,200	60,628
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	92,291
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	91,802
	Bank Rakyat Indonesia Persero Tbk PT	2,587,400	724,045
	Bank Tabungan Negara Persero Tbk PT	1,366,600	150,000
*	Barito Pacific Tbk PT	6,454,200	446,197
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	21,047
	BFI Finance Indonesia Tbk PT	536,000	25,030
*	Blue Bird Tbk PT	168,500	15,918
*	Buana Lintas Lautan Tbk PT	3,163,100	67,446
	Bukit Asam Tbk PT	1,380,500	225,904
*	Bumi Serpong Damai Tbk PT	2,039,100	165,718
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,318
*	Capital Financial Indonesia Tbk PT	373,600	9,785
	Charoen Pokphand Indonesia Tbk PT	1,144,800	558,140
	Cikarang Listrindo Tbk PT	409,000	19,943
	Ciputra Development Tbk PT	4,754,247	374,152
*	Citra Marga Nusaphala Persada Tbk PT	166,518	22,798
*	Delta Dunia Makmur Tbk PT	2,924,600	74,336
	Dharma Satya Nusantara Tbk PT	1,024,000	44,996
*	Eagle High Plantations Tbk PT	4,013,600	31,901
	Elnusa Tbk PT	1,799,200	44,183
*	Erajaya Swasembada Tbk PT	3,182,500	134,254
*	FKS Food Sejahtera Tbk PT	494,100	9,907
*	Gajah Tunggal Tbk PT	847,000	53,098
*	Garuda Indonesia Persero Tbk PT	2,201,200	49,318
*	Gudang Garam Tbk PT	138,300	345,326
*	Hanson International Tbk PT	36,338,700	23,584
*	Harum Energy Tbk PT	128,600	45,777
	Indah Kiat Pulp & Paper Corp. Tbk PT	830,400	521,804
	Indika Energy Tbk PT	744,800	73,073
	Indo Tambangraya Megah Tbk PT	156,500	128,405
	Indocement Tunggal Prakarsa Tbk PT	78,500	69,711
	Indofood CBP Sukses Makmur Tbk PT	282,100	169,821
	Indofood Sukses Makmur Tbk PT	1,595,300	719,553
*	Indo-Rama Synthetics Tbk PT	28,100	7,387
*	Indosat Tbk PT	340,300	154,653
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,429,600	78,647
*	Inti Agri Resources Tbk PT	532,800	346
*	Intiland Development Tbk PT	2,720,500	34,422
	Japfa Comfeed Indonesia Tbk PT	2,060,300	300,405
	Jasa Marga Persero Tbk PT	334,204	95,887

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Jaya Real Property Tbk PT	1,298,300	$50,301
	Kalbe Farma Tbk PT	2,196,200	218,899
*	Kapuas Prima Coal Tbk PT	1,002,500	10,057
*	Kawasan Industri Jababeka Tbk PT	2,169,810	26,703
*	KMI Wire & Cable Tbk PT	513,700	12,364
*	Krakatau Steel Persero Tbk PT	1,204,811	52,413
*	Kresna Graha Investama Tbk PT	4,155,300	42,873
	Link Net Tbk PT	322,400	89,183
*	Lippo Cikarang Tbk PT	725,340	68,624
*	Lippo Karawaci Tbk PT	13,308,300	196,869
*	Malindo Feedmill Tbk PT	521,400	32,448
*	Map Aktif Adiperkasa PT	60,800	9,888
*	Matahari Department Store Tbk PT	329,600	41,011
	Mayora Indah Tbk PT	759,200	129,264
*	Medco Energi Internasional Tbk PT	5,409,600	249,460
*	Media Nusantara Citra Tbk PT	2,123,400	143,894
*	Mega Manunggal Property Tbk PT	404,800	11,925
*	Merdeka Copper Gold Tbk PT	223,300	40,391
	Metrodata Electronics Tbk PT	386,800	44,175
*	Mitra Adiperkasa Tbk PT	3,535,200	195,729
	Mitra Keluarga Karyasehat Tbk PT	378,700	68,629
	Mitra Pinasthika Mustika Tbk PT	324,700	16,919
*	MNC Investama Tbk PT	7,821,100	29,275
*	MNC Kapital Indonesia Tbk PT	1,393,200	10,316
*	MNC Land Tbk PT	4,667,800	35,520
*	MNC Vision Networks Tbk PT	496,500	8,181
	Nippon Indosari Corpindo Tbk PT	326,544	32,108
	Pabrik Kertas Tjiwi Kimia Tbk PT	326,200	224,619
*	Pacific Strategic Financial Tbk PT	445,200	22,653
*	Pakuwon Jati Tbk PT	6,004,200	220,017
*	Panin Financial Tbk PT	5,284,100	70,551
	Perusahaan Gas Negara Tbk PT	1,577,700	133,392
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	125,481
*	Pool Advista Indonesia Tbk PT	107,000	69
	PP Persero Tbk PT	1,316,763	110,870
	Puradelta Lestari Tbk PT	2,101,200	35,143
	Ramayana Lestari Sentosa Tbk PT	717,500	38,470
*	Rimo International Lestari Tbk PT	17,222,700	11,178
*	Salim Ivomas Pratama Tbk PT	1,294,900	51,477
	Sarana Menara Nusantara Tbk PT	2,832,900	223,446
*	Sariguna Primatirta Tbk PT	530,300	16,889
*	Sawit Sumbermas Sarana Tbk PT	1,437,400	92,477
	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	49,051
	Semen Baturaja Persero Tbk PT	173,800	9,784
	Semen Indonesia Persero Tbk PT	324,600	233,915
*	Siloam International Hospitals Tbk PT	95,646	55,124
	Sri Rejeki Isman Tbk PT	5,584,400	61,394
*	Summarecon Agung Tbk PT	3,016,100	201,970
*	Surya Citra Media Tbk PT	1,423,000	154,904
*	Surya Esa Perkasa Tbk PT	1,460,200	38,792
	Surya Semesta Internusa Tbk PT	2,170,500	67,530
	Telkom Indonesia Persero Tbk PT	1,328,300	293,481
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	6,000	132,360
*	Timah Tbk PT	375,700	44,830
*	Tiphone Mobile Indonesia Tbk PT	985,400	1,548
	Tower Bersama Infrastructure Tbk PT	2,037,500	392,815
*	Trada Alam Minera Tbk PT	8,033,600	5,214
	Tunas Baru Lampung Tbk PT	1,230,000	75,216

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Unilever Indonesia Tbk PT	523,000	$217,083
	United Tractors Tbk PT	558,300	817,122
*	Vale Indonesia Tbk PT	295,100	93,873
	Waskita Beton Precast Tbk PT	4,441,600	62,027
	Waskita Karya Persero Tbk PT	1,374,223	105,427
	Wijaya Karya Beton Tbk PT	1,250,300	25,928
	Wijaya Karya Persero Tbk PT	1,387,034	137,924
	XL Axiata Tbk PT	1,891,000	272,769

TOTAL INDONESIA			16,967,647

IRELAND — (0.7%)
*	AIB Group P.L.C.	242,041	707,113
*	Bank of Ireland Group P.L.C.	337,989	1,980,559
*	Cairn Homes P.L.C.	212,585	276,550
	CRH P.L.C., Sponsored ADR	228,603	10,806,064
*	FBD Holdings P.L.C.	12,798	120,707
*	Flutter Entertainment P.L.C.	6,177	1,259,284
*	Flutter Entertainment P.L.C.	18,087	3,706,381
	Glanbia P.L.C.	33,448	492,058
*	Glenveagh Properties P.L.C.	12,063	13,223
*	Irish Continental Group P.L.C.	44,851	245,280
	Kerry Group P.L.C., Class A	3,823	495,544
	Kingspan Group P.L.C.	40,520	3,604,052
*	Permanent TSB Group Holdings P.L.C.	27,099	44,272
	Smurfit Kappa Group P.L.C.	85,945	4,393,531

TOTAL IRELAND			28,144,618

ISRAEL — (0.5%)
	Adgar Investment and Development, Ltd.	12,310	25,131
	Afcon Holdings, Ltd.	747	45,493
*	AFI Properties, Ltd.	5,064	210,277
*	Airport City, Ltd.	24,729	410,625
*	Allot, Ltd.	4,114	76,050
	Alony Hetz Properties & Investments, Ltd.	21,217	305,148
*	Alrov Properties and Lodgings, Ltd.	2,314	121,164
	Amot Investments, Ltd.	44,603	290,827
	Arad, Ltd.	2,793	39,103
	Ashtrom Group, Ltd.	7,341	158,067
	Atreyu Capital Markets, Ltd.	1	15
	AudioCodes, Ltd.	900	27,729
	Aura Investments, Ltd.	11,985	10,935
*	Avgol Industries 1953, Ltd.	27,468	25,041
*	Azorim-Investment Development & Construction Co., Ltd.	31,669	130,616
	Azrieli Group, Ltd.	2,640	185,250
*	Bank Hapoalim BM	56,267	447,188
	Bank Leumi Le-Israel BM	106,852	750,073
	Bayside Land Corp., Ltd.	28,800	263,896
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,218	27,125
*	Bezeq The Israeli Telecommunication Corp., Ltd.	142,355	154,461
*	Big Shopping Centers, Ltd.	1,233	148,585
	Blue Square Real Estate, Ltd.	1,087	79,792
*	Brack Capital Properties NV	732	68,357
#*	Camtek, Ltd.	7,144	245,770
	Carasso Motors, Ltd.	9,001	46,845
*	Cellcom Israel, Ltd.	34,646	133,949
*	Ceragon Networks, Ltd.	10,169	34,676
*	Clal Insurance Enterprises Holdings, Ltd.	13,829	248,653
*	Compugen, Ltd.	2,509	22,082

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Danel Adir Yeoshua, Ltd.	1,378	$239,916
	Delek Automotive Systems, Ltd.	11,971	148,002
*	Delek Group, Ltd.	1,477	64,499
	Delta-Galil Industries, Ltd.	6,471	177,474
	Dor Alon Energy in Israel 1988, Ltd.	1,754	45,130
	Duniec Brothers, Ltd.	333	14,260
	Elbit Systems, Ltd.	1,672	229,299
	Elbit Systems, Ltd.	1,605	219,981
	Electra Consumer Products 1970, Ltd.	5,498	257,452
	Electra Real Estate, Ltd.	4,747	44,297
	Electra, Ltd.	739	409,351
	Energix-Renewable Energies, Ltd.	18,849	73,893
*	Enlight Renewable Energy, Ltd.	35,156	73,233
*	Equital, Ltd.	10,355	269,928
	First International Bank Of Israel, Ltd.	16,458	501,801
	FMS Enterprises Migun, Ltd.	1,064	31,122
	Formula Systems 1985, Ltd.	5,016	480,119
	Fox Wizel, Ltd.	4,827	558,487
	Gilat Satellite Networks, Ltd.	6,757	69,269
#	Hadera Paper, Ltd.	1,607	112,761
	Harel Insurance Investments & Financial Services, Ltd.	41,262	432,152
	Hilan, Ltd.	4,774	249,258
	ICL Group, Ltd.	84,027	537,657
	IDI Insurance Co., Ltd.	1,858	71,828
	IES Holdings, Ltd.	280	18,499
	Inrom Construction Industries, Ltd.	18,124	96,156
	Isracard, Ltd.	12,104	45,215
#	Israel Canada T.R, Ltd.	18,128	68,679
	Israel Discount Bank, Ltd., Class A	151,789	683,294
	Israel Land Development - Urban Renewal, Ltd.	1,155	15,012
	Isras Investment Co., Ltd.	92	20,081
*	Kamada, Ltd.	2,220	13,519
*	Kamada, Ltd.	2,761	16,649
	Kenon Holdings, Ltd.	4,298	141,525
	Kerur Holdings, Ltd.	1,856	55,888
	Klil Industries, Ltd.	492	51,366
	Levinstein Properties, Ltd.	621	16,836
	Magic Software Enterprises, Ltd.	3,777	61,905
	Magic Software Enterprises, Ltd.	1,425	24,155
	Malam - Team, Ltd.	2,210	72,000
	Matrix IT, Ltd.	10,705	281,684
	Maytronics, Ltd.	16,769	341,458
	Mediterranean Towers, Ltd.	17,620	53,906
	Mega Or Holdings, Ltd.	4,172	138,079
*	Mehadrin, Ltd.	232	10,597
	Meitav Dash Investments, Ltd.	8,052	47,145
#	Melisron, Ltd.	3,680	222,182
	Menora Mivtachim Holdings, Ltd.	12,951	282,572
*	Migdal Insurance & Financial Holdings, Ltd.	161,328	192,184
	Mivne Real Estate KD, Ltd.	60,197	165,094
	Mivtach Shamir Holdings, Ltd.	2,452	80,895
	Mizrahi Tefahot Bank, Ltd.	33,547	942,888
#*	Naphtha Israel Petroleum Corp., Ltd.	22,374	105,283
	Nawi Brothers, Ltd.	5,014	34,594
*	Neto Malinda Trading, Ltd.	456	10,634
	Neto ME Holdings, Ltd.	612	24,951
*	Nice, Ltd.	2,632	634,745
#*	Nice, Ltd., Sponsored ADR	2,783	671,343
*	Nova Measuring Instruments, Ltd.	8,722	836,903

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Oil Refineries, Ltd.	830,008	$228,394
#	One Software Technologies, Ltd.	1,190	149,091
#*	OPC Energy, Ltd.	13,623	136,062
*	Partner Communications Co., Ltd.	84,067	366,000
	Paz Oil Co., Ltd.	3,147	346,690
*	Perion Network, Ltd.	4,961	85,772
	Phoenix Holdings, Ltd. (The)	43,266	384,164
	Plasson Industries, Ltd.	1,820	95,909
	Prashkovsky Investments and Construction, Ltd.	383	12,621
	Priortech, Ltd.	2,831	73,176
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	135,369
	Scope Metals Group, Ltd.	3,658	105,509
	Shapir Engineering and Industry, Ltd.	38,800	277,759
#*	Shikun & Binui, Ltd.	112,999	758,356
	Shufersal, Ltd.	36,792	297,755
	Strauss Group, Ltd.	8,386	244,987
*	Summit Real Estate Holdings, Ltd.	15,262	248,628
*	Suny Cellular Communication, Ltd.	31,041	11,184
	Tadiran Holdings, Ltd.	1,079	117,089
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	73,404	785,423
*	Tower Semiconductor, Ltd.	29,264	828,171
	Victory Supermarket Chain, Ltd.	820	19,455
	Vitania, Ltd.	1,561	10,568
	YH Dimri Construction & Development, Ltd.	757	44,972

TOTAL ISRAEL			22,285,112

ITALY — (1.8%)
	A2A SpA	601,238	1,176,004
	ACEA SpA	30,050	682,255
#*	Amplifon SpA	44,452	1,876,106
	Anima Holding SpA	103,681	535,616
*	Arnoldo Mondadori Editore SpA	66,336	124,928
	Ascopiave SpA	27,198	132,557
*	Assicurazioni Generali SpA	111,193	2,225,687
#*	Atlantia SpA	29,374	572,652
#*	Autogrill SpA	43,407	359,297
	Autostrade Meridionali SpA	137	4,419
*	Avio SpA	4,330	72,049
	Azimut Holding SpA	45,235	1,082,268
*	B&C Speakers SpA	836	11,145
*	Banca Carige SpA	301	101
*	Banca Generali SpA	27,309	1,044,165
*	Banca IFIS SpA	10,751	146,933
*	Banca Mediolanum SpA	12,821	119,626
#*	Banca Monte dei Paschi di Siena SpA	520	710
*	Banca Popolare di Sondrio SCPA	183,166	770,112
#	Banca Profilo SpA	46,449	12,811
#*	Banca Sistema SpA	18,647	46,623
#	Banco BPM SpA	643,041	1,828,935
	Banco di Desio e della Brianza SpA	16,694	57,362
	BasicNet SpA	5,498	30,192
	Be Shaping The Future SpA	35,768	65,735
	BFF Bank SpA	47,549	425,737
*	Biesse SpA	4,465	131,345
*	BPER Banca	354,637	808,045
*	Brunello Cucinelli SpA	11,657	593,379
	Buzzi Unicem SpA	24,375	650,377
*	Cairo Communication SpA	27,066	58,097
	Carel Industries SpA	4,807	107,657

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Carraro SpA	13,914	$39,643
	Cementir Holding NV	15,517	173,157
*	Cerved Group SpA	77,068	904,071
*	CIR SpA-Compagnie Industriali	286,336	161,661
	CNH Industrial NV	156,507	2,323,279
*	Credito Emiliano SpA	35,737	220,613
	Danieli & C Officine Meccaniche SpA	11,892	190,478
#	Danieli & C Officine Meccaniche SpA	7,008	171,956
	Davide Campari-Milano NV	499	5,888
	De’ Longhi SpA	9,270	405,192
	DeA Capital SpA	39,122	68,721
	DiaSorin SpA	6,986	1,186,485
*	Elica SpA	3,965	16,392
*	Emak SpA	23,116	38,585
	Enel SpA	435,419	4,323,420
	Eni SpA	146,761	1,748,054
	ERG SpA	22,428	670,439
*	Esprinet SpA	9,068	146,879
*	Eurotech SpA	8,670	53,169
*	Faurecia SE	4,445	240,478
	Ferrari NV	9,208	1,972,551
	Fiera Milano SpA	6,588	28,902
#*	Fincantieri SpA	173,288	133,670
#*	FinecoBank Banca Fineco SpA	109,674	1,886,370
*	FNM SpA	63,935	50,681
#*	Freni Brembo SpA	39,621	493,097
*	Gefran SpA	1,857	17,220
	Gruppo MutuiOnline SpA	9,721	522,508
	Hera SpA	303,423	1,220,989
*	Illimity Bank SpA	14,149	165,488
*	IMMSI SpA	88,096	49,325
#	Infrastrutture Wireless Italiane SpA	26,731	311,883
*	Intek Group SpA	29,824	11,831
	Interpump Group SpA	18,673	993,963
*	Intesa Sanpaolo SpA	1,170,618	3,263,581
	Iren SpA	159,197	475,169
	Italgas SpA	133,957	873,643
	Italmobiliare SpA	5,062	179,460
*	IVS Group SA	1,731	12,875
#*	Juventus Football Club SpA	165,578	145,319
	La Doria SpA	7,923	162,989
	Leonardo SpA	88,508	722,284
#	Maire Tecnimont SpA	50,309	160,946
*	Mediaset SpA	275,017	878,157
*	Mediobanca Banca di Credito Finanziario SpA	168,269	1,900,514
*	Moncler SpA	27,682	1,696,642
#*	Nexi SpA	6,243	119,587
#*	OVS SpA	54,402	109,763
	Piaggio & C SpA	94,601	366,360
*	Pirelli & C SpA	122,285	687,077
	Poste Italiane SpA	85,475	1,118,964
*	Prima Industrie SpA	1,946	48,885
	Prysmian SpA	29,394	919,637
	RAI Way SpA	37,554	220,458
	Recordati Industria Chimica e Farmaceutica SpA	21,696	1,195,418
	Reno de Medici SpA	85,220	107,184
	Reply SpA	5,731	779,137
*	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	49,990
	Sabaf SpA	2,401	64,964

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Saipem SpA	192,212	$443,186
*	Saras SpA	206,603	142,493
	Servizi Italia SpA	2,987	8,045
*	Sesa SpA	2,079	288,369
#*	Societa Cattolica di Assicurazioni SC	75,058	444,912
*	Sogefi SpA	29,462	50,050
	SOL SpA	12,728	252,361
	Stellantis NV BMD8F9905	468,041	7,763,839
	Stellantis NV BMD8KX906	261,058	4,325,602
	Tamburi Investment Partners SpA	29,116	273,366
*	Technogym SpA	34,456	461,593
	Telecom Italia SpA	1,752,440	960,811
	Telecom Italia SpA	1,355,110	794,856
	Telecom Italia SpA, Sponsored ADR	8,643	47,623
	Tenaris SA	46,891	502,811
	Tenaris SA, ADR	28,235	603,664
#	Terna Rete Elettrica Nazionale SpA	137,860	1,016,228
*	Tinexta S.p.A.	6,776	203,408
*	Tod’s SpA	2,352	110,652
*	TXT e-solutions SpA	1,853	16,701
	UniCredit SpA	271,509	2,788,936
*	Unieuro SpA	3,863	112,262
*	Unipol Gruppo SpA	170,742	933,125
#	UnipolSai Assicurazioni SpA	160,496	498,437
#	Webuild SpA	76,708	165,210
	Zignago Vetro SpA	7,898	162,841

TOTAL ITALY			76,330,347

JAPAN — (13.8%)
	77 Bank, Ltd. (The)	20,800	261,236
	A&A Material Corp.	1,900	17,340
	A&D Co., Ltd.	11,800	139,784
	ABC-Mart, Inc.	1,300	69,655
	Abist Co., Ltd.	1,200	32,430
	Achilles Corp.	6,100	77,913
	Acom Co., Ltd.	22,800	98,003
	AD Works Group Co., Ltd.	13,910	20,602
	Adastria Co., Ltd.	11,700	198,673
	ADEKA Corp.	37,900	737,591
	Ad-sol Nissin Corp.	1,600	39,177
	Advan Co., Ltd.	6,600	56,247
	Advance Create Co., Ltd.	3,600	34,713
	Advanex, Inc.	700	9,621
	Advantage Risk Management Co., Ltd.	2,200	14,421
	Advantest Corp.	17,400	1,644,909
	Adventure, Inc.	600	34,100
	Aeon Co., Ltd.	65,024	1,774,434
	Aeon Delight Co., Ltd.	9,500	289,859
	Aeon Fantasy Co., Ltd.	3,700	67,868
	AEON Financial Service Co., Ltd.	40,600	462,165
	Aeon Hokkaido Corp.	9,900	97,848
	Aeon Mall Co., Ltd.	17,800	282,568
	Aeria, Inc.	8,000	44,814
	AFC-HD AMS Life Science Co., Ltd.	4,100	37,575
	AGC, Inc.	31,800	1,450,057
	Agro-Kanesho Co., Ltd.	1,800	23,787
	Ahresty Corp.	9,600	40,964
	Ai Holdings Corp.	5,200	99,274
	Aica Kogyo Co., Ltd.	4,600	163,266

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aichi Bank, Ltd. (The)	3,300	$84,403
	Aichi Corp.	12,600	98,272
	Aichi Steel Corp.	4,600	140,776
	Aichi Tokei Denki Co., Ltd.	1,200	46,087
	Aida Engineering, Ltd.	21,800	183,266
	Aiful Corp.	103,400	297,484
#	Ain Holdings, Inc.	13,200	732,651
	Ainavo Holdings Co., Ltd.	800	8,084
	Aiphone Co., Ltd.	4,500	70,699
	Air Water, Inc.	64,700	1,070,185
	Airport Facilities Co., Ltd.	10,500	58,343
	Aisan Industry Co., Ltd.	22,700	160,560
	Aisin Corp.	25,900	996,887
	Aizawa Securities Co., Ltd.	12,600	110,123
	Ajinomoto Co., Inc.	32,900	657,949
	Ajis Co., Ltd.	2,100	70,634
	Akatsuki Corp.	4,600	14,672
	Akatsuki, Inc.	1,300	47,651
*	Akebono Brake Industry Co., Ltd.	43,900	74,069
	Akita Bank, Ltd. (The)	5,900	74,165
	Albis Co., Ltd.	2,900	62,708
	Alconix Corp.	11,500	158,238
	Alfresa Holdings Corp.	30,200	541,356
	Alinco, Inc.	8,800	80,409
#	Alleanza Holdings Co., Ltd.	4,100	45,549
	Alpen Co., Ltd.	7,200	153,548
	Alpha Corp.	3,000	32,685
	Alpha Systems, Inc.	1,600	53,236
	Alps Alpine Co., Ltd.	52,944	641,508
	Alps Logistics Co., Ltd.	1,900	16,246
	Altech Corp.	6,710	123,157
	Amada Co., Ltd.	80,000	867,712
	Amano Corp.	16,400	445,586
	Amiyaki Tei Co., Ltd.	1,600	41,125
	Amuse, Inc.	200	4,103
*	ANA Holdings, Inc.	9,900	227,287
	Anabuki Kosan, Inc.	1,900	35,628
	Anest Iwata Corp.	8,600	76,730
*	Anicom Holdings, Inc.	3,200	29,743
	AOI Electronics Co., Ltd.	2,000	48,412
	AOI TYO Holdings, Inc.	7,040	39,398
	AOKI Holdings, Inc.	19,000	105,575
	Aomori Bank, Ltd. (The)	8,200	171,365
*	Aoyama Trading Co., Ltd.	20,400	154,269
	Aoyama Zaisan Networks Co., Ltd.	2,000	28,536
	Aozora Bank, Ltd.	29,600	637,315
	Apaman Co., Ltd.	3,200	17,222
	Arakawa Chemical Industries, Ltd.	6,700	74,010
	Arata Corp.	4,000	162,681
	Arcland Sakamoto Co., Ltd.	12,700	173,319
	Arcland Service Holdings Co., Ltd.	4,000	79,963
	Arcs Co., Ltd.	19,100	411,028
	Arealink Co., Ltd.	5,300	60,919
	Argo Graphics, Inc.	3,400	95,541
	Ariake Japan Co., Ltd.	2,400	138,943
	Arisawa Manufacturing Co., Ltd.	10,600	93,946
	Artnature, Inc.	9,700	58,841
	ArtSpark Holdings, Inc.	4,000	100,855
	As One Corp.	500	62,429

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Broadcasting Group Holdings Corp.	4,500	$28,596
	Asahi Co., Ltd.	6,500	87,130
	Asahi Diamond Industrial Co., Ltd.	23,700	109,949
	Asahi Group Holdings, Ltd.	39,800	1,664,159
	Asahi Holdings, Inc.	36,200	731,257
	Asahi Intecc Co., Ltd.	26,200	705,222
	Asahi Kasei Corp.	239,900	2,527,222
	Asahi Kogyosha Co., Ltd.	1,500	39,246
#	Asahi Net, Inc.	3,700	24,356
	Asahi Yukizai Corp.	7,200	89,882
#	Asante, Inc.	1,900	31,427
	Asanuma Corp.	4,000	162,629
*	Ashimori Industry Co., Ltd.	1,900	17,672
	Asia Pile Holdings Corp.	14,000	65,126
	Asics Corp.	9,800	155,720
	ASKA Pharmaceutical Holdings Co., Ltd.	5,100	64,097
	ASKUL Corp.	4,700	171,931
	Astellas Pharma, Inc.	139,800	2,104,139
	Asti Corp.	1,300	25,824
	Asukanet Co., Ltd.	1,400	12,740
	Ateam, Inc.	5,600	90,005
	Atom Corp.	28,800	197,750
*	Atsugi Co., Ltd.	9,100	45,024
	Aucnet, Inc.	2,400	28,461
	Autobacs Seven Co., Ltd.	17,500	234,434
	Avant Corp.	5,000	81,494
#	Avantia Co., Ltd.	4,700	38,998
	Avex, Inc.	17,500	239,426
	Awa Bank, Ltd. (The)	12,800	258,308
	Axell Corp.	2,300	21,744
	Axial Retailing, Inc.	8,500	339,943
	Azbil Corp.	6,400	258,414
	Bandai Namco Holdings, Inc.	20,300	1,489,633
	Bando Chemical Industries, Ltd.	14,200	92,728
	Bank of Iwate, Ltd. (The)	6,900	128,225
	Bank of Kochi, Ltd. (The)	4,100	30,963
	Bank of Kyoto, Ltd. (The)	14,600	784,342
	Bank of Nagoya, Ltd. (The)	5,100	126,871
	Bank of Okinawa, Ltd. (The)	8,300	203,574
	Bank of Saga, Ltd. (The)	6,800	84,236
	Bank of the Ryukyus, Ltd.	14,500	93,058
	Bank of Toyama, Ltd. (The)	300	7,578
	Baroque Japan, Ltd.	7,100	48,979
	BayCurrent Consulting, Inc.	5,100	1,390,728
*	Beaglee, Inc.	1,700	21,018
	Belc Co., Ltd.	5,500	291,892
	Bell System24 Holdings, Inc.	17,200	259,622
	Belluna Co., Ltd.	24,700	261,396
	Benefit One, Inc.	19,400	486,750
	Benesse Holdings, Inc.	12,500	276,023
	BeNEXT Group, Inc.	16,091	210,020
*	Bengo4.com, Inc.	500	42,508
	Bic Camera, Inc.	17,600	181,669
	Biofermin Pharmaceutical Co., Ltd.	1,900	52,075
#	B-Lot Co., Ltd.	2,200	12,943
	BML, Inc.	8,000	276,765
#	Bookoff Group Holdings, Ltd.	3,100	27,824
	Bourbon Corp.	700	13,625
	BP Castrol K.K.	2,900	37,140

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Br Holdings Corp.	10,200	$52,424
	Bridgestone Corp.	87,400	3,502,828
	Broadleaf Co., Ltd.	32,400	162,344
#*	Broadmedia Corp.	21,200	16,723
	Brother Industries, Ltd.	62,300	1,320,954
	Bull-Dog Sauce Co., Ltd.	3,500	74,558
	Bunka Shutter Co., Ltd.	24,700	216,227
	C Uyemura & Co., Ltd.	400	27,528
	CAC Holdings Corp.	2,100	27,329
	Calbee, Inc.	14,600	350,174
#	Can Do Co., Ltd.	2,100	41,425
	Canare Electric Co., Ltd.	700	11,257
	Canon Electronics, Inc.	8,800	140,718
	Canon Marketing Japan, Inc.	14,100	340,404
	Canon, Inc., Sponsored ADR	1,500	35,595
	Canon, Inc.	45,900	1,091,508
	Capcom Co., Ltd.	39,600	1,284,743
	Career Design Center Co., Ltd.	1,000	9,607
	Carlit Holdings Co., Ltd.	8,400	53,789
#	Casa, Inc.	2,200	18,364
	Casio Computer Co., Ltd.	15,300	270,905
	Cawachi, Ltd.	7,300	157,028
	CDS Co., Ltd.	1,800	25,074
	Central Automotive Products, Ltd.	3,900	103,458
	Central Glass Co., Ltd.	15,900	327,818
	Central Japan Railway Co.	4,300	630,001
	Central Security Patrols Co., Ltd.	2,100	56,310
	Central Sports Co., Ltd.	2,600	56,302
	Charm Care Corp. KK	3,200	35,696
	Chiba Bank, Ltd. (The)	63,300	395,828
	Chiba Kogyo Bank, Ltd. (The)	17,300	41,677
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,000	105,491
	Chino Corp.	3,100	37,155
	Chiyoda Co., Ltd.	7,300	58,521
	Chiyoda Integre Co., Ltd.	5,600	96,185
	Chodai Co., Ltd.	3,400	53,585
	Chofu Seisakusho Co., Ltd.	9,200	171,165
	Chori Co., Ltd.	5,000	68,705
	Chubu Electric Power Co., Inc.	33,500	405,966
	Chubu Shiryo Co., Ltd.	10,900	136,012
	Chudenko Corp.	11,500	244,330
*	Chuetsu Pulp & Paper Co., Ltd.	3,200	35,648
	Chugai Pharmaceutical Co., Ltd.	9,600	360,335
	Chugai Ro Co., Ltd.	2,300	44,722
	Chugoku Bank, Ltd. (The)	56,500	447,282
	Chugoku Electric Power Co., Inc. (The)	31,600	353,659
	Chugoku Marine Paints, Ltd.	12,500	112,690
	Chukyo Bank, Ltd. (The)	5,000	76,483
#	Chuo Spring Co., Ltd.	8,000	70,372
	CI Takiron Corp.	19,100	118,681
	Citizen Watch Co., Ltd.	101,600	341,863
#	CK-San-Etsu Co., Ltd.	1,500	49,782
	Cleanup Corp.	10,500	51,179
	CMIC Holdings Co., Ltd.	8,000	117,086
*	CMK Corp.	15,000	60,077
	Coca-Cola Bottlers Japan Holdings, Inc.	26,350	421,612
#	cocokara fine, Inc.	2,400	162,734
	Colowide Co., Ltd.	16,900	284,381
	Computer Engineering & Consulting, Ltd.	8,400	104,016

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	COMSYS Holdings Corp.	18,805	$583,821
	Comture Corp.	7,800	188,681
	Concordia Financial Group, Ltd.	156,417	588,048
	CONEXIO Corp.	10,700	135,872
	Core Corp.	1,800	25,434
	Corona Corp.	5,700	48,457
	Cosel Co., Ltd.	8,100	78,704
	Cosmo Energy Holdings Co., Ltd.	22,400	479,827
	Cosmos Initia Co., Ltd.	5,600	23,589
	Cosmos Pharmaceutical Corp.	2,800	401,875
#	Cota Co., Ltd.	1,902	26,161
	CRE, Inc.	1,100	14,169
	Create Medic Co., Ltd.	3,600	33,088
#*	Create Restaurants Holdings, Inc.	26,400	187,978
	Create SD Holdings Co., Ltd.	12,000	363,864
	Credit Saison Co., Ltd.	66,600	767,798
	Creek & River Co., Ltd.	4,300	61,160
	Cresco, Ltd.	3,000	45,437
	CTI Engineering Co., Ltd.	4,900	110,685
	CTS Co., Ltd.	8,900	68,945
	Curves Holdings Co., Ltd.	14,000	105,504
	CyberAgent, Inc.	56,000	1,149,256
#	Cybozu, Inc.	7,100	161,736
	Dai Nippon Printing Co., Ltd.	28,800	570,677
	Dai Nippon Toryo Co., Ltd.	9,200	71,988
	Daibiru Corp.	8,600	100,609
	Daicel Corp.	64,700	499,938
	Dai-Dan Co., Ltd.	5,800	145,014
	Daido Kogyo Co., Ltd.	4,700	36,591
	Daido Metal Co., Ltd.	19,800	100,878
	Daido Steel Co., Ltd.	10,500	498,189
*	Daidoh, Ltd.	10,800	17,778
	Daifuku Co., Ltd.	7,700	761,086
	Daihatsu Diesel Manufacturing Co., Ltd.	7,700	35,123
	Daihen Corp.	6,800	297,218
	Daiho Corp.	7,800	282,366
	Dai-Ichi Cutter Kogyo K.K.	5,000	63,469
	Daiichi Jitsugyo Co., Ltd.	3,600	138,820
	Daiichi Kensetsu Corp.	1,800	32,874
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,300	63,725
	Dai-ichi Life Holdings, Inc.	55,500	1,002,167
	Daiichi Sankyo Co., Ltd.	10,900	278,390
	Daiichikosho Co., Ltd.	12,000	447,580
	Daiken Corp.	5,500	103,734
	Daiken Medical Co., Ltd.	4,500	23,173
	Daiki Aluminium Industry Co., Ltd.	18,800	167,694
	Daiki Axis Co., Ltd.	3,000	24,932
	Daikin Industries, Ltd.	16,100	3,247,606
	Daikoku Denki Co., Ltd.	4,300	36,029
	Daikokutenbussan Co., Ltd.	3,200	239,086
	Daikyonishikawa Corp.	19,900	137,456
	Dainichi Co., Ltd.	4,700	34,592
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,100	105,535
	Daio Paper Corp.	32,500	533,000
*	Daiohs Corp.	1,300	11,710
	Daiseki Co., Ltd.	6,600	248,728
	Daiseki Eco. Solution Co., Ltd.	1,200	11,028
	Daishi Hokuetsu Financial Group, Inc.	14,450	310,806
	Daishinku Corp.	2,600	57,496

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daisue Construction Co., Ltd.	3,800	$33,476
	Daito Bank, Ltd. (The)	4,300	23,962
	Daito Pharmaceutical Co., Ltd.	7,350	233,209
	Daito Trust Construction Co., Ltd.	11,100	1,180,296
	Daitron Co., Ltd.	3,300	56,242
	Daiwa House Industry Co., Ltd.	102,600	3,042,320
	Daiwa Industries, Ltd.	11,800	120,400
	Daiwa Securities Group, Inc.	179,300	956,766
	Daiwabo Holdings Co., Ltd.	43,000	672,528
	DCM Holdings Co., Ltd.	49,200	490,646
	Dear Life Co., Ltd.	11,300	49,174
*	DeNA Co., Ltd.	15,600	319,165
	Denka Co., Ltd.	36,500	1,429,431
	Densan System Co., Ltd.	3,700	109,896
	Denso Corp.	16,700	1,079,705
	Dentsu Group, Inc.	22,200	685,173
	Denyo Co., Ltd.	6,100	111,700
	Dexerials Corp.	36,300	668,982
	DIC Corp.	38,800	991,691
	Digital Arts, Inc.	3,900	316,208
	Digital Garage, Inc.	7,100	292,258
	Digital Hearts Holdings Co., Ltd.	4,100	55,785
	Dip Corp.	10,400	287,115
	Disco Corp.	1,200	387,505
	DKK Co., Ltd.	3,400	77,947
	DKK-Toa Corp.	1,900	14,268
	DKS Co., Ltd.	4,500	149,732
#	DMG Mori Co., Ltd.	43,000	695,264
	Doshisha Co., Ltd.	6,800	114,440
#	Double Standard, Inc.	600	20,870
	Doutor Nichires Holdings Co., Ltd.	14,300	213,499
	Dowa Holdings Co., Ltd.	21,395	894,181
*	Drecom Co., Ltd.	4,400	29,432
	DTS Corp.	18,600	437,271
	Duskin Co., Ltd.	8,300	197,148
	Dvx, Inc.	3,100	27,344
	DyDo Group Holdings, Inc.	4,400	204,023
	Dynic Corp.	3,300	23,134
	Eagle Industry Co., Ltd.	12,100	128,472
	Earth Corp.	3,400	187,591
	East Japan Railway Co.	9,000	616,389
	Ebara Corp.	21,600	922,938
	Ebara Foods Industry, Inc.	2,300	55,354
	Ebara Jitsugyo Co., Ltd.	1,900	84,076
	Ebase Co., Ltd.	6,400	55,854
*	eBook Initiative Japan Co., Ltd.	800	18,397
	Eco’s Co., Ltd.	4,900	82,994
	EDION Corp.	34,400	365,878
#	EF-ON, Inc.	9,860	92,602
	eGuarantee, Inc.	5,700	109,645
	E-Guardian, Inc.	3,400	87,093
	Ehime Bank, Ltd. (The)	14,600	120,306
	Eidai Co., Ltd.	11,700	34,581
	Eiken Chemical Co., Ltd.	7,200	143,525
	Eisai Co., Ltd.	9,800	639,175
	Eizo Corp.	7,000	260,095
	Elan Corp.	7,200	85,699
	Elecom Co., Ltd.	13,000	273,059
	Electric Power Development Co., Ltd.	9,600	153,907

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Elematec Corp.	8,800	$98,976
	EM Systems Co., Ltd.	8,400	62,725
	Endo Lighting Corp.	5,800	36,083
	ENEOS Holdings, Inc.	218,700	940,610
	Enigmo, Inc.	6,600	75,123
	en-japan, Inc.	10,600	321,535
	Enomoto Co., Ltd.	2,000	37,182
	Enplas Corp.	1,800	69,106
#	Enshu, Ltd.	3,500	29,382
	Ensuiko Sugar Refining Co., Ltd.	9,000	18,967
	Entrust, Inc.	2,100	12,256
	EPS Holdings, Inc.	11,500	123,187
	eRex Co., Ltd.	9,500	156,991
	ES-Con Japan, Ltd.	27,000	181,710
#	Eslead Corp.	3,700	53,530
	ESPEC Corp.	4,400	76,084
	Exedy Corp.	13,000	186,649
#	Ezaki Glico Co., Ltd.	5,900	220,802
	F&M Co., Ltd.	1,700	24,567
	Faith, Inc.	4,000	32,413
	FALCO HOLDINGS Co., Ltd.	2,100	32,084
	FAN Communications, Inc.	18,400	65,600
	Fancl Corp.	13,800	450,790
	FANUC Corp.	1,800	414,509
	Fast Retailing Co., Ltd.	4,000	3,281,726
	FCC Co., Ltd.	12,300	197,952
#*	FDK Corp.	3,899	50,017
	Feed One Co., Ltd.	10,780	84,793
	Fenwal Controls of Japan, Ltd.	700	10,466
	Ferrotec Holdings Corp.	21,600	481,790
*	FFRI Security, Inc.	800	14,441
	FIDEA Holdings Co., Ltd.	94,200	106,932
	Fields Corp.	6,800	31,068
	Financial Products Group Co., Ltd.	7,100	47,132
	FINDEX, Inc.	5,100	55,724
	First Bank of Toyama, Ltd. (The)	19,500	49,968
	First Brothers Co., Ltd.	3,900	35,392
#	First Juken Co., Ltd.	4,100	47,281
	First-corp, Inc.	1,100	7,570
	Fixstars Corp.	4,500	40,151
	FJ Next Co., Ltd.	7,900	73,752
	Food & Life Cos Ltd.	17,600	784,981
#	Forval Corp.	1,400	10,363
	Foster Electric Co., Ltd.	9,500	101,583
	FP Corp.	19,200	745,477
	France Bed Holdings Co., Ltd.	7,200	59,466
#*	Freebit Co., Ltd.	6,000	49,430
	Freund Corp.	4,300	29,986
	F-Tech, Inc.	10,000	63,490
	FTGroup Co., Ltd.	6,700	82,906
	Fudo Tetra Corp.	8,250	140,567
#	Fuji Co., Ltd.	8,000	151,211
	Fuji Corp.	19,300	513,741
#	Fuji Corp.	7,200	85,393
	Fuji Corp., Ltd.	11,800	74,076
	Fuji Die Co., Ltd.	2,300	13,899
	Fuji Electric Co., Ltd.	16,900	769,419
	Fuji Kyuko Co., Ltd.	1,600	76,616
	Fuji Media Holdings, Inc.	17,500	212,946

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Fuji Oil Co., Ltd.	17,700	$37,515
	Fuji Oil Holdings, Inc.	16,600	427,773
	Fuji Pharma Co., Ltd.	5,100	55,851
	Fuji Seal International, Inc.	18,400	408,543
	Fuji Soft, Inc.	6,300	315,582
	Fujibo Holdings, Inc.	4,500	182,475
	Fujicco Co., Ltd.	6,000	105,415
	FUJIFILM Holdings Corp.	14,200	919,808
	Fujikura Composites, Inc.	8,600	37,246
	Fujikura Kasei Co., Ltd.	10,400	50,535
*	Fujikura, Ltd.	141,200	727,857
	Fujimak Corp.	1,400	9,624
	Fujimori Kogyo Co., Ltd.	7,400	278,891
	Fujisash Co., Ltd.	35,600	25,730
	Fujishoji Co., Ltd.	3,200	26,005
	Fujitec Co., Ltd.	16,000	361,786
	Fujitsu General, Ltd.	8,500	225,407
	Fujitsu, Ltd.	25,800	4,098,537
	Fujiya Co., Ltd.	2,100	41,182
	FuKoKu Co., Ltd.	6,200	44,823
	Fukuda Corp.	2,600	111,844
	Fukuda Denshi Co., Ltd.	1,400	111,245
	Fukui Bank, Ltd. (The)	9,300	144,936
	Fukui Computer Holdings, Inc.	2,100	81,501
	Fukuoka Financial Group, Inc.	43,832	747,590
*	Fukushima Galilei Co., Ltd.	5,100	187,546
	Fukuyama Transporting Co., Ltd.	10,200	391,433
	FULLCAST Holdings Co., Ltd.	6,400	111,353
	Fumakilla, Ltd.	1,200	16,983
*	Funai Electric Co., Ltd.	11,600	97,041
	Funai Soken Holdings, Inc.	8,970	159,212
#	Furukawa Battery Co., Ltd. (The)	2,100	31,029
	Furukawa Co., Ltd.	13,300	150,638
	Furukawa Electric Co., Ltd.	27,800	737,391
	Furuno Electric Co., Ltd.	10,200	99,475
	Furusato Industries, Ltd.	4,200	49,563
	Furuya Metal Co., Ltd.	800	69,508
	Furyu Corp.	8,200	73,308
	Fuso Chemical Co., Ltd.	8,900	320,490
	Fuso Pharmaceutical Industries, Ltd.	2,900	62,676
	Futaba Corp.	16,300	128,457
	Futaba Industrial Co., Ltd.	35,800	169,830
	Future Corp.	8,700	161,095
	Fuyo General Lease Co., Ltd.	12,000	799,517
	G-7 Holdings, Inc.	8,200	218,470
	Gakken Holdings Co., Ltd.	4,400	55,688
#	Gakkyusha Co., Ltd.	3,000	35,133
	GCA Corp.	5,600	41,483
	Gecoss Corp.	7,000	57,260
	Genki Sushi Co., Ltd.	2,000	43,962
	Genky DrugStores Co., Ltd.	4,200	127,678
	Geo Holdings Corp.	19,600	203,460
	Geostr Corp.	7,300	25,524
	Giken, Ltd.	4,400	188,276
	GL Sciences, Inc.	1,700	40,753
	GLOBERIDE, Inc.	6,000	236,567
	Glory, Ltd.	16,100	345,660
	Glosel Co., Ltd.	7,000	26,940
	GMO Financial Holdings, Inc.	7,700	59,361

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GMO GlobalSign Holdings K.K.	1,300	$70,023
	GMO internet, Inc.	17,000	504,997
	GMO Payment Gateway, Inc.	5,800	737,432
#	GMO Pepabo, Inc.	500	28,034
	Godo Steel, Ltd.	4,200	67,432
	Goldcrest Co., Ltd.	8,900	129,211
	Goldwin, Inc.	5,200	310,617
	Golf Digest Online, Inc.	6,700	89,518
	Good Com Asset Co., Ltd.	2,800	35,696
	Grandy House Corp.	4,200	17,291
	Gree, Inc.	16,800	87,890
	GS Yuasa Corp.	23,216	628,425
	GSI Creos Corp.	3,600	38,580
	G-Tekt Corp.	11,700	149,205
	Gun-Ei Chemical Industry Co., Ltd.	1,900	41,401
	GungHo Online Entertainment, Inc.	15,740	299,414
	Gunma Bank, Ltd. (The)	120,400	393,871
	Gunze, Ltd.	6,400	226,804
	H.U. Group Holdings, Inc.	29,400	961,756
	H2O Retailing Corp.	36,900	289,131
	HABA Laboratories, Inc.	900	36,974
	Hachijuni Bank, Ltd. (The)	120,600	412,311
	Hagihara Industries, Inc.	4,900	63,573
	Hagiwara Electric Holdings Co., Ltd.	2,500	59,169
	Hakudo Co., Ltd.	3,200	49,128
	Hakuhodo DY Holdings, Inc.	32,400	548,348
	Hakuto Co., Ltd.	3,300	37,625
*	Hakuyosha Co., Ltd.	800	17,091
	Halows Co., Ltd.	3,100	83,217
	Hamakyorex Co., Ltd.	9,700	272,969
	Hamamatsu Photonics KK	4,300	249,238
#	Hamee Corp.	1,400	20,255
#	Handsman Co., Ltd.	800	12,340
	Hankyu Hanshin Holdings, Inc.	28,400	895,710
	Hanwa Co., Ltd.	15,800	469,496
	Happinet Corp.	7,100	95,844
	Harada Industry Co., Ltd.	4,800	38,895
	Hard Off Corp. Co., Ltd.	4,500	31,537
	Harima Chemicals Group, Inc.	6,100	51,207
	Haruyama Holdings, Inc.	4,600	27,778
	Haseko Corp.	133,700	1,793,485
	Hayashikane Sangyo Co., Ltd.	2,900	16,359
	Hazama Ando Corp.	106,100	809,718
	Heiwa Corp.	22,700	384,831
	Heiwa Real Estate Co., Ltd.	9,800	333,723
	Heiwado Co., Ltd.	14,000	284,653
	Helios Techno Holding Co., Ltd.	7,500	24,565
	Hibino Corp.	1,700	22,923
	Hibiya Engineering, Ltd.	7,600	128,999
	Hikari Tsushin, Inc.	2,900	583,364
	HI-LEX Corp.	7,200	109,723
	Hino Motors, Ltd.	30,800	258,508
	Hinokiya Group Co., Ltd.	100	2,323
	Hioki EE Corp.	2,000	98,075
	Hirakawa Hewtech Corp.	4,000	48,302
	Hirano Tecseed Co., Ltd.	5,000	122,726
	Hirata Corp.	900	59,237
	Hirogin Holdings, Inc.	82,300	454,943
	Hirose Electric Co., Ltd.	1,755	279,759

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Hirose Tusyo, Inc.	1,900	$37,158
	Hiroshima Gas Co., Ltd.	9,300	31,987
	Hisaka Works, Ltd.	6,800	51,871
	Hisamitsu Pharmaceutical Co., Inc.	2,100	122,504
	Hitachi Construction Machinery Co., Ltd.	12,500	384,259
*	Hitachi Metals, Ltd.	19,900	385,822
	Hitachi Transport System, Ltd.	19,000	590,290
#	Hitachi Zosen Corp.	74,700	564,931
	Hitachi, Ltd.	77,600	3,841,023
	Hito Communications Holdings, Inc.	2,200	41,569
	Hochiki Corp.	5,600	64,921
	Hodogaya Chemical Co., Ltd.	3,100	120,644
	Hogy Medical Co., Ltd.	2,600	78,564
	Hokkaido Coca-Cola Bottling Co., Ltd.	700	26,621
	Hokkaido Electric Power Co., Inc.	57,300	273,016
	Hokkaido Gas Co., Ltd.	4,700	66,979
	Hokkan Holdings, Ltd.	5,200	67,412
	Hokko Chemical Industry Co., Ltd.	8,500	79,218
	Hokkoku Bank, Ltd. (The)	8,100	180,382
	Hokuetsu Corp.	50,400	261,464
	Hokuetsu Industries Co., Ltd.	8,800	85,417
	Hokuhoku Financial Group, Inc.	45,100	380,007
#	Hokuriku Electric Industry Co., Ltd.	3,300	27,633
	Hokuriku Electric Power Co.	42,000	255,103
	Hokuriku Electrical Construction Co., Ltd.	5,000	51,986
	Hokuto Corp.	6,400	116,378
	Honda Motor Co., Ltd.	94,600	2,820,954
	Honda Tsushin Kogyo Co., Ltd.	6,800	30,508
	H-One Co., Ltd.	10,500	75,732
#	Honeys Holdings Co., Ltd.	6,900	67,122
	Honshu Chemical Industry Co., Ltd.	1,800	30,077
	Hoosiers Holdings	18,200	109,677
	Horiba, Ltd.	9,400	612,280
	Hoshizaki Corp.	2,200	195,444
	Hosiden Corp.	22,400	212,535
	Hosokawa Micron Corp.	3,400	193,574
#*	Hotland Co., Ltd.	2,600	31,171
	House Foods Group, Inc.	11,600	360,703
	Howa Machinery, Ltd.	5,400	45,449
	Hoya Corp.	26,300	2,989,397
	Hulic Co., Ltd.	28,695	327,368
	Hyakugo Bank, Ltd. (The)	81,100	235,336
	Hyakujushi Bank, Ltd. (The)	9,100	126,940
	Ibiden Co., Ltd.	7,100	335,145
	IBJ, Inc.	7,100	58,520
	Ichibanya Co., Ltd.	1,998	88,055
	Ichigo, Inc.	137,900	431,014
	Ichiken Co., Ltd.	3,100	53,404
	Ichikoh Industries, Ltd.	17,800	114,121
	Ichimasa Kamaboko Co., Ltd.	3,500	39,943
	Ichinen Holdings Co., Ltd.	12,700	148,109
	Ichiyoshi Securities Co., Ltd.	11,900	67,512
	Icom, Inc.	3,300	78,665
#	ID Holdings Corp.	3,700	45,274
	Idec Corp.	13,400	205,619
	Idemitsu Kosan Co., Ltd.	22,583	540,094
	IDOM, Inc.	37,000	214,171
	Ihara Science Corp.	3,500	54,521
*	IHI Corp.	64,400	1,300,539

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Iida Group Holdings Co., Ltd.	17,000	$414,024
	Iino Kaiun Kaisha, Ltd.	36,600	182,988
	IJTT Co., Ltd.	9,300	46,751
	Ikegami Tsushinki Co., Ltd.	2,500	19,620
*	Imagica Group, Inc.	7,200	33,452
#	Imasen Electric Industrial	1,400	9,067
	Inaba Denki Sangyo Co., Ltd.	10,000	233,860
	Inaba Seisakusho Co., Ltd.	4,800	64,418
	Inabata & Co., Ltd.	19,800	298,349
	Ines Corp.	5,600	71,956
#	I-Net Corp.	7,310	97,922
	Infocom Corp.	13,200	337,624
	Infomart Corp.	62,600	590,198
	Information Services International-Dentsu, Ltd.	9,800	361,159
	Innotech Corp.	6,300	74,904
	Inpex Corp.	166,200	1,130,991
	Insource Co., Ltd.	3,400	76,225
	Intage Holdings, Inc.	15,600	190,574
	Intelligent Wave, Inc.	4,800	29,185
	Inter Action Corp.	1,700	38,574
	Internet Initiative Japan, Inc.	26,600	592,645
	Inui Global Logistics Co., Ltd.	5,100	52,275
	I-O Data Device, Inc.	4,300	42,531
	I-PEX, Inc.	3,200	54,624
	IR Japan Holdings, Ltd.	2,200	288,160
	Iriso Electronics Co., Ltd.	5,200	246,742
#	I’rom Group Co., Ltd.	900	20,069
	Ise Chemicals Corp.	600	17,808
*	Iseki & Co., Ltd.	7,400	105,286
#	Isetan Mitsukoshi Holdings, Ltd.	86,800	608,172
	Ishihara Chemical Co., Ltd.	2,000	38,500
	Ishihara Sangyo Kaisha, Ltd.	15,600	129,881
*	Ishizuka Glass Co., Ltd.	600	10,179
	Isolite Insulating Products Co., Ltd.	4,700	27,180
	Isuzu Motors, Ltd.	82,300	835,686
	Itfor, Inc.	5,500	39,331
#	Ito En, Ltd.	8,500	470,661
#	ITOCHU Corp.	71,700	2,238,383
	Itochu Enex Co., Ltd.	26,700	254,703
	Itochu Techno-Solutions Corp.	13,200	456,745
	Itochu-Shokuhin Co., Ltd.	2,500	112,923
	Itoham Yonekyu Holdings, Inc.	61,800	397,580
	Itoki Corp.	20,600	70,529
*	Itokuro, Inc.	1,600	15,477
	IwaiCosmo Holdings, Inc.	7,900	128,597
	Iwaki & Co., Ltd.	11,000	73,771
	Iwasaki Electric Co., Ltd.	3,500	47,697
	Iwatani Corp.	18,500	1,159,459
	Iwatsu Electric Co., Ltd.	4,300	36,309
	Iwatsuka Confectionery Co., Ltd.	1,600	63,369
	Iyo Bank, Ltd. (The)	72,700	400,990
	Izumi Co., Ltd.	13,300	529,496
	J Front Retailing Co., Ltd.	59,300	566,215
#*	J Trust Co., Ltd.	25,100	55,111
	JAC Recruitment Co., Ltd.	4,600	71,462
	Jaccs Co., Ltd.	9,900	193,620
	Jafco Group Co., Ltd.	13,400	964,638
*	Jalux, Inc.	3,200	47,970
*	Jamco Corp.	3,500	29,443

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Janome Sewing Machine Co., Ltd.	7,000	$49,103
*	Japan Airlines Co., Ltd.	42,800	916,863
	Japan Airport Terminal Co., Ltd.	1,500	67,349
	Japan Asia Group, Ltd.	8,500	71,737
#*	Japan Asia Investment Co., Ltd.	9,000	20,508
*	Japan Asset Marketing Co., Ltd.	19,100	19,920
	Japan Aviation Electronics Industry, Ltd.	33,800	603,360
	Japan Best Rescue System Co., Ltd.	3,800	24,404
*	Japan Cash Machine Co., Ltd.	8,500	45,712
*	Japan Display, Inc.	136,800	57,387
#	Japan Electronic Materials Corp.	2,800	51,720
	Japan Elevator Service Holdings Co., Ltd.	5,600	112,379
	Japan Exchange Group, Inc.	36,700	860,740
	Japan Foundation Engineering Co., Ltd.	9,800	44,040
	Japan Investment Adviser Co., Ltd.	3,000	44,211
	Japan Lifeline Co., Ltd.	15,300	215,630
	Japan Material Co., Ltd.	19,200	223,162
	Japan Medical Dynamic Marketing, Inc.	8,300	160,499
	Japan Oil Transportation Co., Ltd.	1,100	26,395
	Japan Petroleum Exploration Co., Ltd.	9,200	170,557
	Japan Post Holdings Co., Ltd.	89,600	752,949
	Japan Post Insurance Co., Ltd.	17,700	341,272
	Japan Property Management Center Co., Ltd.	4,600	53,603
	Japan Pulp & Paper Co., Ltd.	4,400	146,064
	Japan Securities Finance Co., Ltd.	29,000	213,996
	Japan Steel Works, Ltd. (The)	20,074	487,642
	Japan Tobacco, Inc.	104,700	1,964,032
	Japan Transcity Corp.	14,800	67,183
	Japan Wool Textile Co., Ltd. (The)	18,700	167,104
	Jastec Co., Ltd.	2,800	32,171
	JBCC Holdings, Inc.	6,700	85,497
	JCR Pharmaceuticals Co., Ltd.	4,800	130,875
	JCU Corp.	10,500	369,156
	Jeol, Ltd.	18,700	1,051,555
	JFE Holdings, Inc.	56,900	748,219
#	JFLA Holdings, Inc.	7,200	23,855
	JGC Holdings Corp.	56,000	640,169
*	JIG-SAW, Inc.	800	116,910
	Jimoto Holdings, Inc.	5,710	36,029
	JINS Holdings, Inc.	4,400	308,700
	JK Holdings Co., Ltd.	6,500	47,480
	JM Holdings Co., Ltd.	5,400	101,996
	JMS Co., Ltd.	7,600	70,292
*	Joban Kosan Co., Ltd.	2,900	37,411
	J-Oil Mills, Inc.	7,400	125,045
	Joshin Denki Co., Ltd.	5,700	144,022
	JP-Holdings, Inc.	15,500	43,982
	JSP Corp.	4,700	76,494
	JSR Corp.	17,000	524,009
	JTEKT Corp.	63,100	569,143
	Juki Corp.	8,500	67,189
	Juroku Bank, Ltd. (The)	10,200	188,300
	Justsystems Corp.	5,800	335,495
	JVCKenwood Corp.	99,600	216,482
	K&O Energy Group, Inc.	5,900	77,174
	Kadokawa Corp.	7,700	306,976
	Kadoya Sesame Mills, Inc.	500	19,217
	Kaga Electronics Co., Ltd.	5,600	123,465
	Kagome Co., Ltd.	5,600	160,709

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kajima Corp.	70,500	$975,224
	Kakaku.com, Inc.	19,300	524,001
	Kaken Pharmaceutical Co., Ltd.	9,400	387,568
	Kakiyasu Honten Co., Ltd.	3,800	86,165
	Kameda Seika Co., Ltd.	1,600	67,248
	Kamei Corp.	9,400	96,426
	Kamigumi Co., Ltd.	23,700	461,771
	Kanaden Corp.	6,900	70,867
	Kanagawa Chuo Kotsu Co., Ltd.	2,100	69,698
	Kanamic Network Co., Ltd.	5,700	34,890
#	Kanamoto Co., Ltd.	16,300	399,881
	Kandenko Co., Ltd.	40,400	345,353
	Kaneka Corp.	16,700	650,427
	Kaneko Seeds Co., Ltd.	3,900	56,079
	Kanematsu Corp.	34,500	454,763
	Kanematsu Electronics, Ltd.	6,100	209,329
	Kansai Electric Power Co., Inc. (The)	36,600	363,538
	Kansai Paint Co., Ltd.	2,200	55,394
	Kansai Super Market, Ltd.	6,000	56,725
	Kanto Denka Kogyo Co., Ltd.	27,400	215,945
	Kao Corp.	37,100	2,385,290
*	Kasai Kogyo Co., Ltd.	14,200	56,466
	Katakura Industries Co., Ltd.	8,000	101,624
	Katitas Co., Ltd.	4,600	137,807
	Kato Sangyo Co., Ltd.	5,000	146,687
	Kato Works Co., Ltd.	5,200	48,824
	Kawada Technologies, Inc.	1,900	76,318
#	Kawagishi Bridge Works Co., Ltd.	600	15,860
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,800	52,417
*	Kawasaki Heavy Industries, Ltd.	60,500	1,452,107
*	Kawasaki Kisen Kaisha, Ltd.	16,874	470,489
	KDDI Corp.	165,200	4,993,903
	KeePer Technical Laboratory Co., Ltd.	3,600	76,485
	Keihan Holdings Co., Ltd.	9,200	335,938
	Keihanshin Building Co., Ltd.	7,700	104,974
	Keihin Co., Ltd.	1,500	18,993
	Keikyu Corp.	19,700	252,576
	Keio Corp.	5,500	358,038
	Keisei Electric Railway Co., Ltd.	10,399	324,753
	Keiyo Bank, Ltd. (The)	41,000	155,759
#	Keiyo Co., Ltd.	8,300	54,252
	KEL Corp.	1,800	15,511
	Kenko Mayonnaise Co., Ltd.	4,700	74,588
	Kewpie Corp.	33,900	802,475
	Keyence Corp.	2,800	1,344,148
	KFC Holdings Japan, Ltd.	5,600	148,169
	KFC, Ltd.	1,500	28,180
	KH Neochem Co., Ltd.	8,300	197,462
	Kikkoman Corp.	8,200	503,924
	Kimoto Co., Ltd.	17,300	40,989
	Kimura Chemical Plants Co., Ltd.	5,900	43,195
	Kinden Corp.	34,500	587,378
	King Co., Ltd.	4,000	19,104
	King Jim Co., Ltd.	4,200	36,199
	Kinki Sharyo Co., Ltd. (The)	1,800	21,090
*	Kintetsu Department Store Co., Ltd.	2,400	67,398
*	Kintetsu Group Holdings Co., Ltd.	9,000	322,871
	Kintetsu World Express, Inc.	17,700	427,056
	Kirin Holdings Co., Ltd.	29,600	555,865

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kissei Pharmaceutical Co., Ltd.	11,300	$229,622
	Ki-Star Real Estate Co., Ltd.	4,300	143,928
	Kitagawa Corp.	4,300	59,087
	Kita-Nippon Bank, Ltd. (The)	3,600	58,792
	Kitano Construction Corp.	1,600	34,783
	Kitanotatsujin Corp.	16,200	75,475
	Kito Corp.	15,500	253,135
	Kitz Corp.	25,100	157,288
	Kiyo Bank, Ltd. (The)	22,500	295,935
*	KLab, Inc.	6,800	47,843
	Koa Corp.	9,000	122,925
	Koatsu Gas Kogyo Co., Ltd.	12,700	80,212
	Kobayashi Pharmaceutical Co., Ltd.	1,300	116,106
	Kobe Bussan Co., Ltd.	15,200	406,056
*	Kobe Electric Railway Co., Ltd.	1,600	51,944
	Kobe Steel, Ltd.	121,300	873,331
	Koei Tecmo Holdings Co., Ltd.	910	40,572
	Kohnan Shoji Co., Ltd.	12,300	332,698
	Kohsoku Corp.	3,200	40,870
	Koito Manufacturing Co., Ltd.	6,500	405,474
	Kojima Co., Ltd.	14,600	118,648
	Kokusai Co., Ltd.	1,000	6,689
	Kokusai Pulp & Paper Co., Ltd.	6,000	13,301
	Kokuyo Co., Ltd.	34,100	527,802
	KOMAIHALTEC, Inc.	900	16,188
	Komatsu Matere Co., Ltd.	8,200	67,639
	Komatsu Wall Industry Co., Ltd.	3,000	53,162
	Komatsu, Ltd.	50,100	1,473,172
	KOMEDA Holdings Co., Ltd.	14,000	260,814
	Komehyo Holdings Co., Ltd.	3,700	31,897
	Komeri Co., Ltd.	14,500	372,235
	Komori Corp.	17,600	121,524
#	Konaka Co., Ltd.	13,400	40,400
	Konami Holdings Corp.	11,200	668,039
	Kondotec, Inc.	7,700	70,444
	Konica Minolta, Inc.	137,000	777,008
	Konishi Co., Ltd.	13,800	211,501
	Konoike Transport Co., Ltd.	10,300	108,088
	Konoshima Chemical Co., Ltd.	3,900	59,920
*	Kosaido Co., Ltd.	7,400	65,641
	Kose Corp.	200	30,107
	Koshidaka Holdings Co., Ltd.	14,000	70,759
	Kotobuki Spirits Co., Ltd.	700	42,006
	Kozo Keikaku Engineering, Inc.	500	13,389
	Krosaki Harima Corp.	3,300	133,633
	KRS Corp.	2,700	40,159
#	K’s Holdings Corp.	57,600	785,795
	KU Holdings Co., Ltd.	2,700	24,005
	Kubota Corp., Sponsored ADR	1,000	117,686
	Kubota Corp.	47,400	1,115,121
	Kumagai Gumi Co., Ltd.	15,300	426,104
	Kumiai Chemical Industry Co., Ltd.	21,563	175,500
	Kunimine Industries Co., Ltd.	2,500	27,758
#	Kura Sushi, Inc.	2,000	70,078
	Kurabo Industries, Ltd.	6,000	99,701
	Kuraray Co., Ltd.	130,500	1,418,563
	Kureha Corp.	7,000	473,459
	Kurimoto, Ltd.	3,400	52,797
	Kurita Water Industries, Ltd.	21,900	1,011,438

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kuriyama Holdings Corp.	5,600	$35,720
	Kushikatsu Tanaka Holdings Co.	1,100	17,332
	Kusuri no Aoki Holdings Co., Ltd.	4,500	315,574
*	KYB Corp.	8,300	221,919
	Kyocera Corp.	16,051	974,507
	Kyoden Co., Ltd.	10,500	29,031
	Kyodo Printing Co., Ltd.	2,700	66,730
	Kyoei Steel, Ltd.	9,300	130,126
	Kyokuto Boeki Kaisha, Ltd.	3,000	37,394
	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,200	200,057
	Kyokuto Securities Co., Ltd.	9,100	66,810
	Kyokuyo Co., Ltd.	3,700	99,165
	KYORIN Holdings, Inc.	14,200	248,764
*	Kyoritsu Printing Co., Ltd.	16,700	20,012
	Kyosan Electric Manufacturing Co., Ltd.	19,800	73,025
	Kyowa Electronic Instruments Co., Ltd.	9,800	34,730
	Kyowa Exeo Corp.	18,045	480,014
	Kyowa Kirin Co., Ltd.	2,900	88,270
	Kyowa Leather Cloth Co., Ltd.	5,900	39,854
	Kyudenko Corp.	13,300	463,749
	Kyushu Electric Power Co., Inc.	38,100	349,215
	Kyushu Financial Group, Inc.	102,099	397,669
	Kyushu Railway Co.	14,400	323,270
#	LAC Co., Ltd.	4,500	42,304
	Lacto Japan Co., Ltd.	1,300	32,785
*	Laox Co., Ltd.	19,000	31,380
	Lasertec Corp.	11,800	2,077,848
	Lawson, Inc.	7,900	355,034
	LEC, Inc.	10,800	112,975
	Lecip Holdings Corp.	3,200	16,121
	Life Corp.	3,500	114,201
	LIFULL Co., Ltd.	13,100	46,854
	Like Co., Ltd.	1,200	25,355
	Linical Co., Ltd.	2,800	18,133
	Link And Motivation, Inc.	11,200	63,853
	Lintec Corp.	17,400	378,625
	Lion Corp.	13,800	258,932
	LITALICO, Inc.	3,000	128,877
	Lixil Corp.	41,700	1,129,524
	Look Holdings, Inc.	2,300	25,280
*	M&A Capital Partners Co., Ltd.	5,000	231,138
	M3, Inc.	27,200	1,878,972
	Mabuchi Motor Co., Ltd.	8,500	340,447
	Macnica Fuji Electronics Holdings, Inc.	20,299	408,997
	Macromill, Inc.	14,300	110,846
	Maeda Corp.	40,400	345,205
	Maeda Kosen Co., Ltd.	10,800	333,530
	Maeda Road Construction Co., Ltd.	6,500	124,982
	Maezawa Industries, Inc.	2,800	16,261
	Maezawa Kasei Industries Co., Ltd.	5,600	56,826
	Maezawa Kyuso Industries Co., Ltd.	6,800	68,278
	Makino Milling Machine Co., Ltd.	10,500	395,507
	Makita Corp.	4,900	220,673
	Mani, Inc.	3,200	75,422
	MarkLines Co., Ltd.	2,000	52,849
	Mars Group Holdings Corp.	5,800	83,667
	Marubeni Corp.	176,500	1,470,110
	Marubun Corp.	6,700	31,366
	Marudai Food Co., Ltd.	9,000	138,152

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Marufuji Sheet Piling Co., Ltd.	400	$7,783
	Maruha Nichiro Corp.	21,700	496,846
	Marui Group Co., Ltd.	18,400	345,813
	Maruichi Steel Tube, Ltd.	8,000	200,247
	Maruka Corp.	2,600	47,730
	Marusan Securities Co., Ltd.	17,700	102,669
	Maruwa Co., Ltd.	2,900	298,858
#	Maruwa Unyu Kikan Co., Ltd.	17,600	307,234
	Maruyama Manufacturing Co., Inc.	900	13,737
	Maruzen CHI Holdings Co., Ltd.	8,400	29,845
	Maruzen Showa Unyu Co., Ltd.	4,800	139,699
	Marvelous, Inc.	5,900	45,339
	Matching Service Japan Co., Ltd.	2,600	23,957
	Matsuda Sangyo Co., Ltd.	6,500	132,036
#	Matsui Construction Co., Ltd.	6,600	43,433
	Matsui Securities Co., Ltd.	9,300	73,013
	Matsumotokiyoshi Holdings Co., Ltd.	5,500	221,191
	Matsuyafoods Holdings Co., Ltd.	2,400	75,620
	Max Co., Ltd.	8,500	130,164
*	Maxell Holdings, Ltd.	21,900	258,123
	Maxvalu Tokai Co., Ltd.	2,400	54,384
*	Mazda Motor Corp.	66,600	517,162
	McDonald’s Holdings Co. Japan, Ltd.	6,200	283,080
	MCJ Co., Ltd.	34,200	310,742
	Mebuki Financial Group, Inc.	242,290	528,657
	MEC Co., Ltd.	3,000	69,592
	Media Do Co., Ltd.	2,600	136,235
	Medical Data Vision Co., Ltd.	3,400	59,453
	Medical System Network Co., Ltd.	15,500	116,947
	Medipal Holdings Corp.	20,900	384,570
#	Medius Holdings Co., Ltd.	1,200	10,625
*	Megachips Corp.	6,600	225,686
	Megmilk Snow Brand Co., Ltd.	18,300	367,143
	Meidensha Corp.	20,800	441,185
	Meiji Electric Industries Co., Ltd.	1,000	12,895
	MEIJI Holdings Co., Ltd.	18,100	1,123,168
	Meiji Shipping Co., Ltd.	6,900	30,720
	Meiko Electronics Co., Ltd.	13,700	308,863
	Meiko Network Japan Co., Ltd.	4,300	23,300
	Meisei Industrial Co., Ltd.	17,000	119,033
	Meitec Corp.	8,300	462,247
	Meito Sangyo Co., Ltd.	3,300	45,169
	Meiwa Corp.	11,400	48,799
	Meiwa Estate Co., Ltd.	3,900	22,824
	Melco Holdings, Inc.	1,800	68,442
	Members Co., Ltd.	2,000	46,515
	Menicon Co., Ltd.	13,100	796,825
	Mercuria Investment Co., Ltd.	900	6,569
	METAWATER Co., Ltd.	3,400	66,144
	Michinoku Bank, Ltd. (The)	8,699	79,626
	Mie Kotsu Group Holdings, Inc.	26,600	114,828
	Mikuni Corp.	11,100	30,005
	Milbon Co., Ltd.	5,900	314,163
	Mimaki Engineering Co., Ltd.	8,600	50,684
	Mimasu Semiconductor Industry Co., Ltd.	9,500	243,108
	Minebea Mitsumi, Inc.	65,461	1,641,705
	Ministop Co., Ltd.	5,900	76,925
	Miraial Co., Ltd.	2,200	26,907
	Mirait Holdings Corp.	35,000	565,940

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Miroku Jyoho Service Co., Ltd.	5,900	$98,580
	MISUMI Group, Inc.	10,100	285,261
	Mitani Corp.	1,900	123,674
	Mitani Sangyo Co., Ltd.	9,700	35,826
	Mitani Sekisan Co., Ltd.	1,400	48,807
	Mito Securities Co., Ltd.	24,400	68,444
*	Mitsuba Corp.	13,600	82,007
	Mitsubishi Chemical Holdings Corp.	178,600	1,329,584
	Mitsubishi Corp.	68,600	1,896,838
	Mitsubishi Electric Corp.	95,900	1,477,660
	Mitsubishi Estate Co., Ltd.	53,900	887,134
	Mitsubishi Gas Chemical Co., Inc.	18,200	420,505
	Mitsubishi HC Capital, Inc.	299,200	1,719,538
	Mitsubishi Heavy Industries, Ltd.	58,100	1,729,541
#	Mitsubishi Kakoki Kaisha, Ltd.	3,200	78,339
	Mitsubishi Logisnext Co., Ltd.	16,000	190,506
	Mitsubishi Logistics Corp.	13,600	404,406
	Mitsubishi Materials Corp.	29,000	651,526
#*	Mitsubishi Motors Corp.	101,500	275,001
*	Mitsubishi Paper Mills, Ltd.	11,200	35,273
	Mitsubishi Pencil Co., Ltd.	3,700	49,171
	Mitsubishi Research Institute, Inc.	3,500	132,033
	Mitsubishi Shokuhin Co., Ltd.	7,500	203,257
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,400	39,803
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	236,624
	Mitsubishi UFJ Financial Group, Inc.	682,400	3,630,434
	Mitsuboshi Belting, Ltd.	9,800	150,070
	Mitsui & Co., Ltd., Sponsored ADR	336	141,372
	Mitsui & Co., Ltd.	83,400	1,760,043
	Mitsui Chemicals, Inc.	33,910	1,067,485
*	Mitsui E&S Holdings Co., Ltd.	35,100	171,356
	Mitsui Fudosan Co., Ltd.	53,300	1,158,704
	Mitsui High-Tec, Inc.	5,900	229,112
	Mitsui Matsushima Holdings Co., Ltd.	5,300	45,263
	Mitsui Mining & Smelting Co., Ltd.	34,500	1,174,449
	Mitsui OSK Lines, Ltd.	27,900	1,121,695
	Mitsui Sugar Co., Ltd.	6,200	102,549
	Mitsui-Soko Holdings Co., Ltd.	13,400	270,700
	Mitsuuroko Group Holdings Co., Ltd.	14,700	192,215
	Mixi, Inc.	14,700	376,494
	Miyaji Engineering Group, Inc.	2,100	44,169
	Miyazaki Bank, Ltd. (The)	7,100	143,478
	Miyoshi Oil & Fat Co., Ltd.	3,800	42,144
	Mizuho Financial Group, Inc.	134,500	1,893,011
	Mizuho Leasing Co., Ltd.	16,800	502,683
	Mizuho Medy Co., Ltd.	800	28,524
	Mizuno Corp.	7,100	140,080
*	Mobile Factory, Inc.	900	12,007
	Mochida Pharmaceutical Co., Ltd.	3,700	129,036
	Modec, Inc.	4,000	76,217
	Molitec Steel Co., Ltd.	5,800	22,601
	Monex Group, Inc.	77,300	597,192
	Money Partners Group Co., Ltd.	8,500	19,494
	Monogatari Corp. (The)	3,000	203,060
	MonotaRO Co., Ltd.	40,800	1,036,010
	MORESCO Corp.	3,400	33,740
	Morinaga & Co., Ltd.	9,000	299,881
	Morinaga Milk Industry Co., Ltd.	22,200	1,213,871
	Morita Holdings Corp.	11,900	173,583

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Morito Co., Ltd.	9,000	$49,793
	Morningstar Japan KK	4,500	19,128
	Morozoff, Ltd.	900	44,200
	Mory Industries, Inc.	1,600	36,749
	MrMax Holdings, Ltd.	10,500	62,606
	MS&AD Insurance Group Holdings, Inc.	25,700	729,125
	MTI, Ltd.	4,400	30,379
	Mugen Estate Co., Ltd.	6,100	27,044
	m-up Holdings, Inc.	1,000	25,204
	Murakami Corp.	400	11,502
	Murata Manufacturing Co., Ltd.	35,672	2,836,188
	Musashi Seimitsu Industry Co., Ltd.	32,000	559,683
	Musashino Bank, Ltd. (The)	11,800	175,649
	Mutoh Holdings Co., Ltd.	900	12,721
	Nabtesco Corp.	9,100	409,496
	NAC Co., Ltd.	6,900	58,241
	Nachi-Fujikoshi Corp.	10,000	381,748
	Nafco Co., Ltd.	5,700	114,927
	Nagano Bank, Ltd. (The)	4,300	45,942
	Nagano Keiki Co., Ltd.	7,000	76,293
	Nagase & Co., Ltd.	40,800	614,870
	Nagatanien Holdings Co., Ltd.	6,000	121,302
	Nagawa Co., Ltd.	1,400	105,808
*	Nagoya Railroad Co., Ltd.	12,400	284,814
#	Naigai Trans Line, Ltd.	2,200	34,626
	Nakabayashi Co., Ltd.	9,300	50,890
	Nakamoto Packs Co., Ltd.	1,400	20,010
	Nakamuraya Co., Ltd.	1,900	66,085
	Nakanishi, Inc.	9,900	202,981
	Nakano Corp.	6,400	22,227
	Nakayama Steel Works, Ltd.	10,100	39,918
	Nakayamafuku Co., Ltd.	6,200	27,241
	Nakayo, Inc.	1,200	16,024
	Namura Shipbuilding Co., Ltd.	26,600	44,807
	Nankai Electric Railway Co., Ltd.	17,600	388,748
	Nanto Bank, Ltd. (The)	9,900	165,550
	Narasaki Sangyo Co., Ltd.	1,400	26,203
	Natori Co., Ltd.	2,500	43,631
	NEC Capital Solutions, Ltd.	5,300	98,483
	NEC Corp.	50,400	2,930,037
	NEC Networks & System Integration Corp.	9,100	156,544
	NET One Systems Co., Ltd.	22,600	739,769
	Neturen Co., Ltd.	15,200	75,458
#	New Japan Chemical Co., Ltd.	16,100	40,557
	Nexon Co., Ltd.	7,900	261,310
	Nextage Co., Ltd.	8,800	139,316
#	NFC Holdings, Inc.	600	12,050
	NGK Insulators, Ltd.	37,200	679,883
	NGK Spark Plug Co., Ltd.	54,100	903,458
	NH Foods, Ltd.	19,900	888,826
	NHK Spring Co., Ltd.	70,863	523,349
	Nicca Chemical Co., Ltd.	2,100	20,270
	Nice Corp.	2,400	43,240
	Nichia Steel Works, Ltd.	12,900	35,426
	Nichias Corp.	23,800	621,709
	Nichiban Co., Ltd.	4,000	67,747
	Nichicon Corp.	14,600	143,326
	Nichiden Corp.	6,000	113,235
	Nichiha Corp.	9,600	279,098

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichi-iko Pharmaceutical Co., Ltd.	23,100	$193,547
	Nichirei Corp.	32,500	821,936
	Nichireki Co., Ltd.	10,800	141,695
	Nichirin Co., Ltd.	4,500	70,675
	Nidec Corp.	7,400	854,470
	Nifco, Inc.	30,200	1,031,740
	Nihon Chouzai Co., Ltd.	9,400	152,485
	Nihon Dengi Co., Ltd.	1,400	50,535
	Nihon Denkei Co., Ltd.	2,600	32,359
	Nihon Flush Co., Ltd.	3,800	43,446
	Nihon House Holdings Co., Ltd.	24,600	72,734
	Nihon Kagaku Sangyo Co., Ltd.	5,600	66,917
	Nihon Kohden Corp.	9,500	287,266
	Nihon M&A Center, Inc.	43,200	1,128,589
	Nihon Nohyaku Co., Ltd.	16,300	81,513
	Nihon Parkerizing Co., Ltd.	31,200	301,973
	Nihon Plast Co., Ltd.	7,600	39,057
	Nihon Tokushu Toryo Co., Ltd.	5,000	46,524
	Nihon Unisys, Ltd.	25,300	801,410
	Nihon Yamamura Glass Co., Ltd.	3,600	30,596
	Nikkato Corp.	2,700	17,070
	Nikkiso Co., Ltd.	21,900	225,193
	Nikko Co., Ltd.	10,500	68,973
	Nikkon Holdings Co., Ltd.	23,000	482,420
	Nikon Corp.	46,200	435,021
	Nintendo Co., Ltd.	3,800	2,179,881
	Nippi, Inc.	1,000	34,109
	Nippn Corp.	17,300	247,040
	Nippo Corp.	14,500	379,744
	Nippon Air Conditioning Services Co., Ltd.	6,100	40,958
	Nippon Aqua Co., Ltd.	2,800	15,430
	Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	69,948
	Nippon Carbide Industries Co., Inc.	3,800	46,381
	Nippon Carbon Co., Ltd.	5,100	213,917
	Nippon Chemical Industrial Co., Ltd.	3,000	80,404
*	Nippon Chemi-Con Corp.	3,700	58,174
	Nippon Chemiphar Co., Ltd.	900	18,652
	Nippon Coke & Engineering Co., Ltd.	76,400	69,883
	Nippon Commercial Development Co., Ltd.	7,300	112,036
	Nippon Computer Dynamics Co., Ltd.	1,800	10,137
	Nippon Concept Corp.	3,900	55,684
	Nippon Concrete Industries Co., Ltd.	16,800	59,230
	Nippon Denko Co., Ltd.	55,800	188,376
	Nippon Densetsu Kogyo Co., Ltd.	13,300	215,797
	Nippon Dry-Chemical Co., Ltd.	2,800	42,656
	Nippon Electric Glass Co., Ltd.	31,400	794,526
	Nippon Express Co., Ltd.	26,100	1,997,532
	Nippon Filcon Co., Ltd.	6,000	27,321
#	Nippon Fine Chemical Co., Ltd.	4,300	56,833
	Nippon Gas Co., Ltd.	57,900	1,018,718
	Nippon Hume Corp.	9,000	58,756
	Nippon Kayaku Co., Ltd.	40,900	378,288
#	Nippon Kodoshi Corp.	3,100	96,110
	Nippon Koei Co., Ltd.	5,000	135,088
	Nippon Light Metal Holdings Co., Ltd.	35,540	692,191
	Nippon Paint Holdings Co., Ltd.	8,500	121,413
	Nippon Paper Industries Co., Ltd.	45,700	562,209
	Nippon Parking Development Co., Ltd., Class C	60,600	86,571
	Nippon Pillar Packing Co., Ltd.	7,600	123,033

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Piston Ring Co., Ltd.	2,400	$23,952
	Nippon Road Co., Ltd. (The)	2,900	210,611
	Nippon Sanso Holdings Corp.	24,400	459,023
	Nippon Seiki Co., Ltd.	18,900	207,268
	Nippon Seisen Co., Ltd.	1,200	46,370
	Nippon Sharyo, Ltd.	4,800	102,439
	Nippon Shinyaku Co., Ltd.	1,500	101,180
	Nippon Shokubai Co., Ltd.	9,000	473,031
	Nippon Signal Co., Ltd.	14,900	126,523
	Nippon Soda Co., Ltd.	9,000	261,286
	Nippon Steel Corp.	60,899	1,064,208
	Nippon Steel Trading Corp.	6,400	226,131
	Nippon Suisan Kaisha, Ltd.	161,400	756,336
	Nippon Systemware Co., Ltd.	3,100	56,000
	Nippon Telegraph & Telephone Corp.	56,600	1,427,049
	Nippon Thompson Co., Ltd.	24,600	145,841
	Nippon Tungsten Co., Ltd.	800	12,846
	Nippon Yakin Kogyo Co., Ltd.	7,790	134,120
	Nippon Yusen K.K.	68,600	2,696,211
	Nipro Corp.	67,100	807,574
	Nishikawa Rubber Co., Ltd.	300	3,785
	Nishimatsu Construction Co., Ltd.	20,900	556,302
	Nishimatsuya Chain Co., Ltd.	8,700	136,499
	Nishimoto Co., Ltd.	2,300	53,848
	Nishi-Nippon Financial Holdings, Inc.	38,600	248,030
	Nishi-Nippon Railroad Co., Ltd.	11,700	302,251
	Nishio Rent All Co., Ltd.	12,200	336,993
	Nissan Chemical Corp.	17,300	889,441
*	Nissan Motor Co., Ltd.	188,900	948,268
	Nissan Shatai Co., Ltd.	23,200	149,541
	Nissan Tokyo Sales Holdings Co., Ltd.	10,900	23,932
	Nissei ASB Machine Co., Ltd.	2,200	101,496
	Nissei Corp.	1,700	16,243
	Nissei Plastic Industrial Co., Ltd.	5,600	51,107
	Nissha Co., Ltd.	14,200	166,507
	Nisshin Group Holdings Co., Ltd.	14,000	60,241
	Nisshin Oillio Group, Ltd. (The)	11,500	323,442
	Nisshin Seifun Group, Inc.	21,200	342,429
	Nisshinbo Holdings, Inc.	46,448	354,893
	Nissin Corp.	5,200	62,796
	Nissin Electric Co., Ltd.	17,100	188,558
	Nissin Foods Holdings Co., Ltd.	2,400	170,066
	Nissin Sugar Co., Ltd.	5,700	91,738
	Nisso Corp.	3,700	24,056
	Nissui Pharmaceutical Co., Ltd.	5,100	45,952
	Nitori Holdings Co., Ltd.	3,400	608,958
	Nitta Corp.	6,400	154,070
	Nitta Gelatin, Inc.	5,000	29,128
	Nittan Valve Co., Ltd.	12,900	25,936
	Nittetsu Mining Co., Ltd.	2,600	165,685
	Nitto Denko Corp.	10,600	877,195
	Nitto Fuji Flour Milling Co., Ltd.	500	33,431
	Nitto Kogyo Corp.	8,000	140,728
	Nitto Kohki Co., Ltd.	4,300	77,439
	Nitto Seiko Co., Ltd.	9,400	47,100
	Nittoc Construction Co., Ltd.	10,600	76,641
	NJS Co., Ltd.	2,700	49,496
	Noda Corp.	5,100	38,924
	Noevir Holdings Co., Ltd.	5,300	233,730

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NOF Corp.	9,800	$517,898
	Nohmi Bosai, Ltd.	5,500	103,925
	Nojima Corp.	16,500	411,635
	NOK Corp.	28,500	367,306
	Nomura Co., Ltd.	21,900	159,307
	Nomura Holdings, Inc.	172,600	927,751
	Nomura Holdings, Inc., Sponsored ADR	10,300	56,032
	Nomura Real Estate Holdings, Inc.	31,300	771,624
	Nomura Research Institute, Ltd.	12,309	377,752
	Noritake Co., Ltd.	4,200	138,993
	Noritsu Koki Co., Ltd.	9,100	215,103
	Noritz Corp.	12,400	184,658
#	North Pacific Bank, Ltd.	109,900	284,124
	Nozawa Corp.	2,600	17,266
	NS Solutions Corp.	9,300	281,271
#	NS Tool Co., Ltd.	5,600	78,222
	NS United Kaiun Kaisha, Ltd.	5,100	106,603
	NSD Co., Ltd.	14,340	233,489
	NSK, Ltd.	41,500	382,698
*	NTN Corp.	151,100	429,287
	NTT Data Corp.	36,000	560,554
*	OAK Capital Corp.	22,700	19,338
	Oat Agrio Co., Ltd.	2,000	25,199
#	Obara Group, Inc.	4,800	162,796
	Obayashi Corp.	111,100	1,016,506
	Obic Co., Ltd.	800	154,181
	Odakyu Electric Railway Co., Ltd.	17,299	468,525
	Oenon Holdings, Inc.	16,000	56,755
	Ogaki Kyoritsu Bank, Ltd. (The)	12,600	226,500
	Ohara, Inc.	2,000	28,793
	Ohashi Technica, Inc.	4,000	52,411
#	Ohba Co., Ltd.	4,600	35,639
*	Ohki Healthcare Holdings Co., Ltd.	1,300	14,670
	Ohsho Food Service Corp.	3,200	164,040
	Oiles Corp.	8,600	122,494
	Oita Bank, Ltd. (The)	5,900	101,718
	Oji Holdings Corp.	146,000	920,938
	Okabe Co., Ltd.	14,700	98,513
#	Okada Aiyon Corp.	800	8,551
	Okamoto Industries, Inc.	3,600	133,601
	Okamoto Machine Tool Works, Ltd.	1,900	57,582
	Okamura Corp.	24,200	300,621
	Okasan Securities Group, Inc.	66,400	276,170
	Oki Electric Industry Co., Ltd.	52,100	550,652
	Okinawa Cellular Telephone Co.	4,700	212,731
	Okinawa Electric Power Co., Inc. (The)	11,007	146,281
	OKUMA Corp.	6,999	377,892
	Okumura Corp.	10,100	252,943
	Okura Industrial Co., Ltd.	3,400	59,563
	Okuwa Co., Ltd.	12,000	128,690
	Olympus Corp.	87,500	1,800,883
	Omron Corp.	4,400	333,194
	Ono Pharmaceutical Co., Ltd.	8,300	209,067
	ONO Sokki Co., Ltd.	3,300	15,989
	Onoken Co., Ltd.	6,700	80,058
	Onward Holdings Co., Ltd.	44,600	122,691
	Open House Co., Ltd.	21,100	876,207
	Optex Group Co., Ltd.	6,800	103,469
*	Optim Corp.	1,700	43,384

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Optorun Co., Ltd.	3,000	$80,278
	Oracle Corp.	2,500	234,388
	Organo Corp.	2,200	147,301
	Orient Corp.	183,000	249,961
	Oriental Land Co., Ltd.	1,300	184,289
*	Oriental Shiraishi Corp.	55,500	149,300
	Origin Co., Ltd.	3,100	37,961
	ORIX Corp.	122,000	1,969,552
	Oro Co., Ltd.	1,500	48,769
	Osaka Gas Co., Ltd.	29,500	571,001
	Osaka Organic Chemical Industry, Ltd.	3,400	127,141
	Osaka Soda Co., Ltd.	4,400	99,342
	Osaka Steel Co., Ltd.	6,000	68,723
#*	OSAKA Titanium Technologies Co., Ltd.	7,700	66,626
	Osaki Electric Co., Ltd.	17,000	88,908
	OSG Corp.	29,800	496,991
	Otsuka Corp.	13,200	664,007
	Otsuka Holdings Co., Ltd.	17,500	670,680
	OUG Holdings, Inc.	1,200	30,571
	Outsourcing, Inc.	40,600	623,892
	Oval Corp.	3,700	9,262
	Oyo Corp.	7,500	89,680
#	Ozu Corp.	2,400	47,107
	Pacific Industrial Co., Ltd.	20,900	224,786
#	Pacific Metals Co., Ltd.	7,000	138,990
	Pack Corp. (The)	3,200	79,800
	PAL GROUP Holdings Co., Ltd.	7,300	103,193
	PALTAC Corp.	4,600	239,669
	Paltek Corp.	3,100	19,265
	Pan Pacific International Holdings Corp.	38,500	829,880
	Panasonic Corp.	388,700	4,564,116
#	PAPYLESS Co., Ltd.	500	9,361
	Paraca, Inc.	2,700	41,032
	Paramount Bed Holdings Co., Ltd.	9,400	186,521
#	Paris Miki Holdings, Inc.	10,400	25,354
*	Park24 Co., Ltd.	26,700	515,814
	Pasco Corp.	1,600	20,527
#	Pasona Group, Inc.	12,400	221,384
	PC Depot Corp.	9,900	41,126
	PCI Holdings, Inc.	2,000	25,732
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	28,574
	Penta-Ocean Construction Co., Ltd.	127,900	997,153
*	PeptiDream, Inc.	2,300	98,446
	Persol Holdings Co., Ltd.	47,600	876,613
	Pickles Corp.	1,100	33,830
	Pigeon Corp.	15,600	529,441
	Pilot Corp.	10,200	325,880
	Piolax, Inc.	11,800	160,831
	Plenus Co., Ltd.	3,200	59,271
	Pola Orbis Holdings, Inc.	3,600	93,230
	Poletowin Pitcrew Holdings, Inc.	12,000	124,084
	Premium Group Co., Ltd.	2,700	62,483
	Press Kogyo Co., Ltd.	37,100	108,285
#	Pressance Corp.	9,200	135,271
	Prestige International, Inc.	29,600	196,674
	Prima Meat Packers, Ltd.	17,900	565,508
	Pronexus, Inc.	4,200	43,683
	Properst Co., Ltd.	10,900	16,053
	Pro-Ship, Inc.	1,600	20,513

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Prospect Co., Ltd.	169,000	$49,499
	Proto Corp.	6,400	68,097
	PS Mitsubishi Construction Co., Ltd.	16,400	96,607
	Punch Industry Co., Ltd.	8,700	43,779
	Qol Holdings Co., Ltd.	14,200	178,361
	Quick Co., Ltd.	4,000	45,383
	Raccoon Holdings, Inc.	3,100	89,921
	Raito Kogyo Co., Ltd.	17,700	284,634
	Raiznext Corp.	13,300	140,335
	Rakus Co., Ltd.	21,400	435,808
	Rakuten Group, Inc.	16,600	211,022
	Rasa Corp.	4,400	36,157
	Rasa Industries, Ltd.	4,400	88,212
	Raysum Co., Ltd.	7,100	54,924
	Recruit Holdings Co., Ltd.	88,300	3,981,224
	Relia, Inc.	11,000	130,916
	Relo Group, Inc.	25,200	517,874
	Renaissance, Inc.	4,300	44,289
*	Renesas Electronics Corp.	182,200	2,122,291
	Rengo Co., Ltd.	78,900	654,852
*	RENOVA, Inc.	8,800	277,152
	Resona Holdings, Inc.	296,750	1,221,611
	Resorttrust, Inc.	30,200	481,049
	Restar Holdings Corp.	7,300	128,986
	Retail Partners Co., Ltd.	8,300	91,543
	Rheon Automatic Machinery Co., Ltd.	6,000	63,435
	Rhythm Co., Ltd.	2,400	17,155
	Riberesute Corp.	4,400	35,019
	Ricoh Co., Ltd.	84,800	906,183
	Ricoh Leasing Co., Ltd.	6,700	212,553
	Ride On Express Holdings Co., Ltd.	2,800	43,012
*	Right On Co., Ltd.	6,500	39,920
	Riken Corp.	3,700	79,321
	Riken Keiki Co., Ltd.	2,900	73,800
	Riken Technos Corp.	18,200	80,233
	Riken Vitamin Co., Ltd.	4,400	54,776
	Rinnai Corp.	3,100	311,285
	Rion Co., Ltd.	1,800	46,986
	Riso Kagaku Corp.	6,100	73,781
	Riso Kyoiku Co., Ltd.	38,100	102,842
#	Rock Field Co., Ltd.	5,600	78,870
	Rohm Co., Ltd.	9,000	888,414
	Rohto Pharmaceutical Co., Ltd.	11,800	302,684
	Rokko Butter Co., Ltd.	5,300	77,106
	Roland DG Corp.	3,900	60,619
	Rorze Corp.	4,300	388,149
*	Ryobi, Ltd.	11,900	172,302
	Ryoden Corp.	6,400	95,831
	Ryohin Keikaku Co., Ltd.	73,100	1,539,570
	Ryosan Co., Ltd.	7,600	149,588
	S Foods, Inc.	6,900	205,365
	Sac’s Bar Holdings, Inc.	8,500	48,429
	Sagami Rubber Industries Co., Ltd.	3,000	28,783
	Saibu Gas Co., Ltd.	10,000	233,454
	Saizeriya Co., Ltd.	3,900	85,601
	Sakai Chemical Industry Co., Ltd.	5,400	93,240
	Sakai Heavy Industries, Ltd.	1,400	26,550
	Sakai Moving Service Co., Ltd.	4,200	191,514
	Sakai Ovex Co., Ltd.	1,700	46,177

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakata INX Corp.	18,500	$172,061
	Sakura Internet, Inc.	5,400	32,579
	Sala Corp.	25,600	142,600
	SAMTY Co., Ltd.	13,100	239,935
	San Holdings, Inc.	4,000	38,561
	San ju San Financial Group, Inc.	7,790	92,391
	San-A Co., Ltd.	4,900	188,176
	San-Ai Oil Co., Ltd.	26,600	298,464
	Sanei Architecture Planning Co., Ltd.	4,100	72,331
	Sangetsu Corp.	10,400	146,678
	San-In Godo Bank, Ltd. (The)	53,800	246,976
*	Sanix, Inc.	10,400	32,075
*	Sanken Electric Co., Ltd.	15,400	719,470
	Sanki Engineering Co., Ltd.	18,200	231,920
	Sanko Gosei, Ltd.	6,000	23,994
	Sanko Metal Industrial Co., Ltd.	1,400	31,892
	Sankyo Co., Ltd.	9,400	243,054
	Sankyo Frontier Co., Ltd.	1,000	35,183
	Sankyo Seiko Co., Ltd.	14,100	65,744
	Sankyo Tateyama, Inc.	9,400	70,668
	Sankyu, Inc.	20,300	866,612
	Sanoh Industrial Co., Ltd.	12,800	134,851
	Sanoyas Holdings Corp.	9,000	12,346
	Sansei Landic Co., Ltd.	4,200	31,175
	Sansei Technologies, Inc.	2,300	16,984
	Sansha Electric Manufacturing Co., Ltd.	4,500	37,605
	Sanshin Electronics Co., Ltd.	2,900	52,878
	Santen Pharmaceutical Co., Ltd.	30,700	393,196
	Sanwa Holdings Corp.	51,700	667,919
	Sanyo Chemical Industries, Ltd.	5,400	256,526
	Sanyo Denki Co., Ltd.	4,000	288,121
	Sanyo Electric Railway Co., Ltd.	4,200	71,258
	Sanyo Engineering & Construction, Inc.	2,400	15,332
*	Sanyo Shokai, Ltd.	4,800	34,158
*	Sanyo Special Steel Co., Ltd.	8,500	128,722
	Sanyo Trading Co., Ltd.	12,000	117,443
	Sapporo Holdings, Ltd.	29,400	586,444
	Sata Construction Co., Ltd.	4,100	16,127
	Sato Holdings Corp.	13,300	326,688
	Sato Shoji Corp.	5,200	46,145
	Satori Electric Co., Ltd.	4,900	35,640
#	Sawada Holdings Co., Ltd.	9,600	62,906
	Sawai Group Holdings Co., Ltd.	12,200	587,172
	Saxa Holdings, Inc.	2,800	37,893
	SB Technology Corp.	4,400	132,497
	SBI Holdings, Inc.	28,100	794,241
	SBS Holdings, Inc.	11,900	292,279
#	Scala, Inc.	6,600	45,662
	SCREEN Holdings Co., Ltd.	6,500	619,037
#	Scroll Corp.	13,800	126,261
	SCSK Corp.	5,900	342,388
	Secom Co., Ltd.	4,500	375,005
#	Seed Co., Ltd.	8,100	54,369
	Sega Sammy Holdings, Inc.	26,600	381,781
*	Seibu Holdings, Inc.	53,300	573,180
	Seika Corp.	3,700	56,186
	Seikagaku Corp.	13,000	119,375
	Seikitokyu Kogyo Co., Ltd.	17,800	141,755
	Seiko Epson Corp.	76,400	1,303,507

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seiko Holdings Corp.	11,400	$201,332
	Seiko PMC Corp.	5,800	41,661
	Seino Holdings Co., Ltd.	35,500	488,140
	Seiren Co., Ltd.	16,000	277,030
	Sekisui Chemical Co., Ltd.	54,300	946,741
	Sekisui House, Ltd.	35,300	714,918
	Sekisui Jushi Corp.	9,000	174,688
	Sekisui Kasei Co., Ltd.	9,100	47,649
	Senko Group Holdings Co., Ltd.	58,000	534,037
#	Senshu Electric Co., Ltd.	3,500	108,949
	Senshu Ikeda Holdings, Inc.	89,900	138,982
*	Senshukai Co., Ltd.	11,500	41,036
	SERAKU Co., Ltd.	2,200	46,811
	Seria Co., Ltd.	13,000	471,108
	Seven & I Holdings Co., Ltd.	117,800	5,086,146
	Seven Bank, Ltd.	182,900	393,860
	SG Holdings Co., Ltd.	12,700	288,406
	Sharp Corp.	24,400	411,759
	Shibaura Electronics Co., Ltd.	3,500	112,472
	Shibaura Machine Co., Ltd.	8,700	207,489
	Shibaura Mechatronics Corp.	2,600	142,079
	Shibusawa Warehouse Co., Ltd. (The)	4,200	80,209
#	Shibuya Corp.	6,000	182,209
*	Shidax Corp.	6,000	15,980
*	SHIFT, Inc.	200	29,113
	Shiga Bank, Ltd. (The)	14,500	286,576
	Shikibo, Ltd.	4,500	38,493
	Shikoku Bank, Ltd. (The)	12,700	81,195
	Shikoku Chemicals Corp.	15,500	174,013
	Shikoku Electric Power Co., Inc.	36,200	265,840
	Shima Seiki Manufacturing, Ltd.	10,000	201,262
	Shimadzu Corp.	10,600	371,455
	Shimamura Co., Ltd.	4,300	425,398
	Shimano, Inc.	1,500	342,982
	Shimizu Bank, Ltd. (The)	4,300	62,321
	Shimizu Corp.	96,200	788,271
	Shimojima Co., Ltd.	4,300	45,484
	Shin Nippon Air Technologies Co., Ltd.	2,900	57,141
	Shin Nippon Biomedical Laboratories, Ltd.	5,100	33,781
	Shinagawa Refractories Co., Ltd.	2,700	73,877
*	Shindengen Electric Manufacturing Co., Ltd.	3,400	106,062
	Shin-Etsu Chemical Co., Ltd.	14,600	2,464,510
	Shin-Etsu Polymer Co., Ltd.	18,100	171,567
	Shin-Keisei Electric Railway Co., Ltd.	1,000	19,799
	Shinki Bus Co., Ltd.	500	14,337
	Shinko Electric Industries Co., Ltd.	14,300	461,195
	Shinko Shoji Co., Ltd.	11,400	78,002
	Shinmaywa Industries, Ltd.	20,300	181,849
	Shinnihon Corp.	13,500	104,449
	Shinnihonseiyaku Co., Ltd.	200	3,811
	Shinoken Group Co., Ltd.	16,400	175,519
*	Shinsei Bank, Ltd.	38,200	557,199
	Shinsho Corp.	2,200	45,333
	Shinwa Co., Ltd.	2,500	46,026
	Shionogi & Co., Ltd.	6,500	342,675
	Ship Healthcare Holdings, Inc.	40,600	1,064,038
	Shiseido Co., Ltd.	8,200	596,724
	Shizuki Electric Co., Inc.	5,100	28,945
	Shizuoka Bank, Ltd. (The)	65,300	501,078

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shizuoka Gas Co., Ltd.	22,300	$189,468
	SHO-BOND Holdings Co., Ltd.	800	33,396
*	Shobunsha Holdings, Inc.	2,300	9,757
	Shoei Co., Ltd.	8,800	333,918
#	Shoei Foods Corp.	2,200	80,821
	Shofu, Inc.	4,000	73,487
	Showa Denko K.K.	40,500	1,226,324
	Showa Sangyo Co., Ltd.	6,200	167,633
	Showa Shinku Co., Ltd.	2,000	31,770
	Sigma Koki Co., Ltd.	2,500	39,240
	SIGMAXYZ, Inc.	4,600	89,872
	Siix Corp.	7,900	105,394
*	Silver Life Co., Ltd.	1,200	26,957
	Sinanen Holdings Co., Ltd.	3,200	87,319
	Sinfonia Technology Co., Ltd.	9,600	127,249
	Sinko Industries, Ltd.	5,800	119,412
	Sintokogio, Ltd.	16,300	111,589
	SK-Electronics Co., Ltd.	4,400	50,746
	SKY Perfect JSAT Holdings, Inc.	61,300	257,890
#*	Skylark Holdings Co., Ltd.	60,800	903,061
	SMC Corp.	500	290,538
	SMK Corp.	1,799	43,065
	SMS Co., Ltd.	24,300	663,068
	Snow Peak, Inc.	1,300	46,181
#	SNT Corp.	13,900	32,776
	Soda Nikka Co., Ltd.	8,400	41,137
	Sodick Co., Ltd.	16,900	153,162
	Softbank Corp.	66,300	854,631
	SoftBank Group Corp.	138,244	12,457,251
	Softcreate Holdings Corp.	3,200	72,353
	Software Service, Inc.	700	65,615
	Sohgo Security Services Co., Ltd.	5,400	236,751
	Sojitz Corp.	317,200	947,522
	Soken Chemical & Engineering Co., Ltd.	3,000	57,135
	Solasto Corp.	17,500	227,975
	Soliton Systems K.K.	3,100	49,555
	Sompo Holdings, Inc.	25,200	936,562
	Sony Group Corp.	104,000	10,397,806
	Sony Group Corp., Sponsored ADR	9,300	931,488
	Sotetsu Holdings, Inc.	12,700	258,366
	Sotoh Co., Ltd.	1,600	11,674
	Space Co., Ltd.	2,550	20,743
	Space Value Holdings Co., Ltd.	17,400	118,742
	Sparx Group Co., Ltd.	61,900	161,820
	SPK Corp.	3,600	42,912
	S-Pool, Inc.	6,500	55,784
	Square Enix Holdings Co., Ltd.	4,200	232,891
	SRA Holdings	5,500	129,221
	ST Corp.	1,100	18,241
	St Marc Holdings Co., Ltd.	7,200	111,553
	Stanley Electric Co., Ltd.	13,500	386,456
	Star Mica Holdings Co., Ltd.	4,000	40,302
	Star Micronics Co., Ltd.	13,000	195,938
	Starts Corp., Inc.	18,000	440,874
	Starzen Co., Ltd.	6,800	138,203
	St-Care Holding Corp.	8,200	88,425
	Stella Chemifa Corp.	4,300	117,536
	Step Co., Ltd.	1,700	25,193
	Strike Co., Ltd.	2,500	104,652

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Studio Alice Co., Ltd.	5,900	$125,419
	Subaru Corp.	61,216	1,138,217
	Subaru Enterprise Co., Ltd.	600	44,441
	Sugi Holdings Co., Ltd.	4,800	368,660
	Sugimoto & Co., Ltd.	4,500	92,942
	SUMCO Corp.	73,200	1,893,110
	Sumida Corp.	16,800	171,508
	Suminoe Textile Co., Ltd.	1,600	29,328
	Sumiseki Holdings, Inc.	15,700	18,099
	Sumitomo Bakelite Co., Ltd.	14,200	575,008
	Sumitomo Chemical Co., Ltd.	277,100	1,414,373
	Sumitomo Corp.	68,100	925,410
	Sumitomo Dainippon Pharma Co., Ltd.	26,200	454,866
	Sumitomo Densetsu Co., Ltd.	7,100	150,730
	Sumitomo Electric Industries, Ltd.	116,500	1,733,508
	Sumitomo Forestry Co., Ltd.	47,300	1,092,159
	Sumitomo Heavy Industries, Ltd.	34,600	1,007,088
	Sumitomo Metal Mining Co., Ltd.	23,900	1,011,886
	Sumitomo Mitsui Construction Co., Ltd.	73,020	311,552
	Sumitomo Mitsui Financial Group, Inc.	70,100	2,462,523
	Sumitomo Mitsui Trust Holdings, Inc.	30,900	1,053,153
	Sumitomo Osaka Cement Co., Ltd.	12,200	387,453
*	Sumitomo Precision Products Co., Ltd.	1,100	21,772
	Sumitomo Realty & Development Co., Ltd.	18,100	604,194
	Sumitomo Riko Co., Ltd.	10,600	68,811
	Sumitomo Rubber Industries, Ltd.	60,595	750,644
	Sumitomo Seika Chemicals Co., Ltd.	4,700	167,096
	Sumitomo Warehouse Co., Ltd. (The)	24,700	319,858
	Sun Frontier Fudousan Co., Ltd.	18,200	158,867
	Suncall Corp.	7,100	29,079
	Sundrug Co., Ltd.	20,300	691,788
	Suntory Beverage & Food, Ltd.	17,400	587,342
	Sun-Wa Technos Corp.	4,300	43,141
	Suruga Bank, Ltd.	44,100	158,042
	Suzuken Co., Ltd.	12,970	467,406
	Suzuki Co., Ltd.	6,500	70,344
	Suzuki Motor Corp.	19,700	747,546
	SWCC Showa Holdings Co., Ltd.	14,200	205,647
	Sysmex Corp.	12,800	1,278,509
	System Information Co., Ltd.	2,800	25,655
	System Research Co., Ltd.	1,600	29,397
	Systena Corp.	22,600	464,092
	Syuppin Co., Ltd.	8,000	85,230
	T Hasegawa Co., Ltd.	9,500	177,491
*	T RAD Co., Ltd.	3,500	60,838
	T&D Holdings, Inc.	61,100	749,835
	T&K Toka Co., Ltd.	7,400	51,334
	Tachibana Eletech Co., Ltd.	6,280	89,892
	Tachikawa Corp.	4,700	55,740
	Tachi-S Co., Ltd.	12,300	127,938
	Tadano, Ltd.	36,700	373,118
	Taihei Dengyo Kaisha, Ltd.	6,700	162,733
	Taiheiyo Cement Corp.	53,900	1,353,252
	Taiheiyo Kouhatsu, Inc.	4,300	26,057
	Taiho Kogyo Co., Ltd.	7,500	66,232
	Taikisha, Ltd.	5,600	150,990
	Taiko Bank, Ltd. (The)	3,600	48,739
#	Taiko Pharmaceutical Co., Ltd.	1,200	13,024
	Taisei Corp.	53,700	1,984,122

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taisei Lamick Co., Ltd.	2,700	$67,501
	Taisei Oncho Co., Ltd.	1,400	25,200
	Taisho Pharmaceutical Holdings Co., Ltd.	3,700	218,137
	Taiyo Holdings Co., Ltd.	1,700	82,309
	Taiyo Yuden Co., Ltd.	22,200	1,018,944
#	Takachiho Koheki Co., Ltd.	1,500	14,963
	Takamatsu Construction Group Co., Ltd.	4,400	82,993
#	Takamatsu Machinery Co., Ltd.	1,100	7,275
	Takamiya Co., Ltd.	13,500	63,737
	Takano Co., Ltd.	5,000	28,545
	Takaoka Toko Co., Ltd.	4,200	57,574
#	Takara & Co., Ltd.	1,000	16,796
	Takara Bio, Inc.	2,300	58,770
	Takara Holdings, Inc.	10,600	136,864
	Takara Leben Co., Ltd.	56,100	179,831
	Takara Standard Co., Ltd.	15,300	215,620
	Takasago International Corp.	5,100	123,243
	Takasago Thermal Engineering Co., Ltd.	8,200	123,583
	Takashima & Co., Ltd.	1,700	27,197
	Takashimaya Co., Ltd.	46,400	512,942
*	Take And Give Needs Co., Ltd.	6,700	50,572
	TAKEBISHI Corp.	3,200	43,433
	Takeda Pharmaceutical Co., Ltd.	51,053	1,705,195
#	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	3,700	61,790
	Takeei Corp.	9,800	111,265
	Takemoto Yohki Co., Ltd.	3,800	32,472
	Takeuchi Manufacturing Co., Ltd.	13,000	350,427
	Takihyo Co., Ltd.	1,900	32,411
	Takisawa Machine Tool Co., Ltd.	2,200	22,942
	Takuma Co., Ltd.	19,100	392,218
	Tama Home Co., Ltd.	8,900	206,236
	Tamron Co., Ltd.	4,200	91,076
	Tamura Corp.	34,500	159,641
	Tanabe Engineering Corp.	1,500	12,081
	Tanseisha Co., Ltd.	10,850	82,367
	Tatsuta Electric Wire and Cable Co., Ltd.	16,300	88,923
	Tayca Corp.	6,000	75,465
	Tazmo Co., Ltd.	900	15,078
	Tbk Co., Ltd.	7,400	27,910
	TBS Holdings, Inc.	10,300	201,106
	TDC Soft, Inc.	3,000	29,216
	TDK Corp.	26,100	3,539,496
	Tear Corp.	3,400	15,386
	TechMatrix Corp.	14,000	268,766
	Techno Ryowa, Ltd.	1,900	15,518
	Techno Smart Corp.	800	9,266
	TechnoPro Holdings, Inc.	12,800	941,326
	Teijin, Ltd.	102,200	1,682,671
	Teikoku Electric Manufacturing Co., Ltd.	4,300	52,196
	Teikoku Sen-I Co., Ltd.	4,500	84,419
	Teikoku Tsushin Kogyo Co., Ltd.	3,200	31,188
	Tekken Corp.	5,200	87,013
	Temairazu, Inc.	700	35,406
	Tenma Corp.	6,100	127,908
	Tenox Corp.	1,200	9,865
	Teraoka Seisakusho Co., Ltd.	1,600	5,912
	Terasaki Electric Co., Ltd.	1,100	12,181
	Terumo Corp.	40,900	1,546,519
	T-Gaia Corp.	5,800	99,494

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	THK Co., Ltd.	19,900	$678,881
	Tigers Polymer Corp.	4,400	18,132
	TIS, Inc.	50,800	1,260,361
	TKC Corp.	5,000	157,185
	Toa Corp.	6,700	52,064
#	Toa Corp.	6,900	154,923
	Toa Oil Co., Ltd.	2,900	72,003
	TOA ROAD Corp.	2,300	94,284
	Toagosei Co., Ltd.	40,900	458,020
	Toba, Inc.	400	9,398
	Tobishima Corp.	12,310	123,248
	Tobu Railway Co., Ltd.	14,900	383,675
	TOC Co., Ltd.	17,900	116,340
	Tocalo Co., Ltd.	40,500	549,818
	Tochigi Bank, Ltd. (The)	50,000	79,645
	Toda Corp.	66,300	473,336
*	Toda Kogyo Corp.	2,000	37,552
	Toei Animation Co., Ltd.	4,700	534,773
	Toei Co., Ltd.	700	156,264
#	Toell Co., Ltd.	1,900	14,576
	Toenec Corp.	3,700	128,755
	Togami Electric Manufacturing Co., Ltd.	999	17,974
	Toho Bank, Ltd. (The)	68,100	132,752
	Toho Co., Ltd.	3,000	119,559
*	Toho Co., Ltd.	2,400	37,887
	Toho Gas Co., Ltd.	6,000	334,395
	Toho Holdings Co., Ltd.	20,200	341,749
	Toho Titanium Co., Ltd.	11,900	109,385
	Toho Zinc Co., Ltd.	6,400	133,289
	Tohoku Bank, Ltd. (The)	4,300	40,814
	Tohoku Electric Power Co., Inc.	38,400	339,225
	Tohoku Steel Co., Ltd.	1,200	18,089
	Tohokushinsha Film Corp.	4,700	30,087
	Tokai Carbon Co., Ltd.	57,100	929,195
	Tokai Corp.	5,200	114,379
	TOKAI Holdings Corp.	56,900	465,578
	Tokai Rika Co., Ltd.	23,300	377,196
	Tokai Tokyo Financial Holdings, Inc.	87,600	329,083
#	Token Corp.	2,200	196,478
	Tokio Marine Holdings, Inc.	24,000	1,150,965
	Tokushu Tokai Paper Co., Ltd.	3,700	149,151
	Tokuyama Corp.	27,977	632,214
*	Tokyo Base Co., Ltd.	5,400	33,874
	Tokyo Century Corp.	13,800	853,138
*	Tokyo Electric Power Co. Holdings, Inc.	140,100	415,422
	Tokyo Electron Device, Ltd.	3,000	155,623
	Tokyo Electron, Ltd.	10,000	4,541,877
	Tokyo Energy & Systems, Inc.	10,400	89,229
	Tokyo Gas Co., Ltd.	25,100	509,377
	Tokyo Individualized Educational Institute, Inc.	6,100	31,991
	Tokyo Keiki, Inc.	4,900	46,773
	Tokyo Kiraboshi Financial Group, Inc.	10,800	117,489
	Tokyo Ohka Kogyo Co., Ltd.	4,700	311,465
	Tokyo Printing Ink Manufacturing Co., Ltd.	500	9,786
	Tokyo Rakutenchi Co., Ltd.	700	27,357
*	Tokyo Rope Manufacturing Co., Ltd.	1,300	12,370
	Tokyo Sangyo Co., Ltd.	7,700	42,294
	Tokyo Seimitsu Co., Ltd.	13,500	638,128
	Tokyo Steel Manufacturing Co., Ltd.	13,900	134,967

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Tatemono Co., Ltd.	59,500	$880,915
	Tokyo Tekko Co., Ltd.	4,000	69,577
*	Tokyo Theatres Co., Inc.	3,400	38,359
	Tokyotokeiba Co., Ltd.	5,200	281,565
	Tokyu Construction Co., Ltd.	30,600	158,377
	Tokyu Corp.	26,000	334,380
	Tokyu Fudosan Holdings Corp.	190,000	1,057,526
	Tokyu Recreation Co., Ltd.	1,000	44,334
	Toli Corp.	17,400	39,463
	Tomato Bank, Ltd.	3,000	28,227
	Tomen Devices Corp.	1,300	46,675
	Tomoe Corp.	9,200	31,057
	Tomoe Engineering Co., Ltd.	3,200	60,933
*	Tomoegawa Co., Ltd.	1,600	11,544
	Tomoku Co., Ltd.	4,500	73,272
	TOMONY Holdings, Inc.	66,600	179,378
	Tomy Co., Ltd.	38,521	330,771
	Tonami Holdings Co., Ltd.	2,400	116,658
	Topcon Corp.	27,800	379,288
	Toppan Forms Co., Ltd.	21,700	229,099
	Toppan Printing Co., Ltd.	34,520	589,519
	Topre Corp.	17,100	228,866
	Topy Industries, Ltd.	6,000	72,635
	Toray Industries, Inc.	217,800	1,354,327
	Torex Semiconductor, Ltd.	2,800	46,914
*	Toridoll Holdings Corp.	23,600	372,625
	Torigoe Co., Ltd. (The)	6,600	48,538
	Torii Pharmaceutical Co., Ltd.	5,200	122,660
*	Torikizoku Holdings Co., Ltd.	1,700	24,690
	Torishima Pump Manufacturing Co., Ltd.	8,500	68,425
#	TORQ Inc.	3,100	7,047
	Tosei Corp.	11,100	109,881
	Toshiba Corp.	27,400	1,132,476
	Toshiba TEC Corp.	10,800	431,557
	Tosho Co., Ltd.	5,300	86,938
	Tosoh Corp.	50,300	891,564
#	Totech Corp.	1,300	34,836
	Totetsu Kogyo Co., Ltd.	8,800	203,959
	TOTO, Ltd.	6,399	332,685
	Totoku Electric Co., Ltd.	1,400	31,861
	Tottori Bank, Ltd. (The)	4,100	42,089
	Toukei Computer Co., Ltd.	500	19,853
#	Tow Co., Ltd.	17,200	49,850
	Towa Bank, Ltd. (The)	14,000	77,816
	Towa Corp.	3,300	65,037
	Towa Pharmaceutical Co., Ltd.	16,200	335,423
	Toyo Construction Co., Ltd.	45,200	242,377
	Toyo Corp.	9,100	87,946
#	Toyo Denki Seizo K.K.	3,000	34,545
#*	Toyo Engineering Corp.	12,100	77,556
	Toyo Gosei Co., Ltd.	1,700	211,029
	Toyo Ink SC Holdings Co., Ltd.	14,300	263,999
	Toyo Kanetsu K.K.	3,400	77,916
	Toyo Logistics Co., Ltd.	10,200	29,390
	Toyo Machinery & Metal Co., Ltd.	6,400	30,711
	Toyo Securities Co., Ltd.	30,100	46,360
	Toyo Seikan Group Holdings, Ltd.	32,100	376,222
	Toyo Suisan Kaisha, Ltd.	17,800	725,794
	Toyo Tanso Co., Ltd.	4,900	96,136

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Tire Corp.	49,400	$903,833
	Toyo Wharf & Warehouse Co., Ltd.	2,300	31,735
	Toyobo Co., Ltd.	54,300	656,927
	Toyoda Gosei Co., Ltd.	15,800	387,262
	Toyota Boshoku Corp.	32,500	606,337
	Toyota Industries Corp.	7,400	594,138
#	Toyota Motor Corp., Sponsored ADR	10,100	1,522,777
	Toyota Motor Corp.	226,063	16,915,014
	Toyota Tsusho Corp.	22,500	953,426
	TPR Co., Ltd.	10,600	152,122
	Traders Holdings Co., Ltd.	4,960	15,471
	Trancom Co., Ltd.	5,200	403,634
	Transaction Co., Ltd.	2,000	23,773
	Trend Micro, Inc.	17,500	832,980
	Tri Chemical Laboratories, Inc.	6,800	226,182
#	Trinity Industrial Corp.	2,000	15,431
	Trusco Nakayama Corp.	12,400	320,606
	TS Tech Co., Ltd.	26,614	371,071
*	TSI Holdings Co., Ltd.	27,900	82,841
	Tsubaki Nakashima Co., Ltd.	18,800	280,401
	Tsubakimoto Chain Co.	12,200	327,118
	Tsubakimoto Kogyo Co., Ltd.	1,700	53,406
*	Tsudakoma Corp.	1,400	11,579
	Tsugami Corp.	12,200	194,916
*	Tsukada Global Holdings, Inc.	9,500	29,548
	Tsukishima Kikai Co., Ltd.	11,200	124,053
	Tsukuba Bank, Ltd.	37,600	58,516
	Tsumura & Co.	11,000	366,341
	Tsuruha Holdings, Inc.	4,600	531,752
	Tsurumi Manufacturing Co., Ltd.	7,600	120,297
	Tsutsumi Jewelry Co., Ltd.	2,700	57,536
#	Tsuzuki Denki Co., Ltd.	1,500	25,293
	TV Asahi Holdings Corp.	11,400	208,933
	Tv Tokyo Holdings Corp.	1,600	32,436
	TYK Corp.	8,500	24,353
*	UACJ Corp.	16,100	373,538
	Ube Industries, Ltd.	44,500	899,813
#	Ubicom Holdings, Inc.	1,500	43,438
	Uchida Yoko Co., Ltd.	2,500	106,963
	Ulvac, Inc.	11,200	511,858
	Unicharm Corp.	8,100	314,850
#	Uniden Holdings Corp.	2,500	58,330
	Union Tool Co.	2,700	85,479
	Unipres Corp.	18,400	176,621
*	United Arrows, Ltd.	7,300	128,319
	United Super Markets Holdings, Inc.	22,700	229,674
	UNITED, Inc.	5,100	60,486
*	Unitika, Ltd.	25,100	87,516
*	Universal Entertainment Corp.	6,000	145,961
#	Urbanet Corp. Co., Ltd.	8,600	24,387
	Usen-Next Holdings Co., Ltd.	1,800	33,511
	Ushio, Inc.	38,400	508,575
	USS Co., Ltd.	21,500	390,135
	UT Group Co., Ltd.	7,800	259,533
	Utoc Corp.	5,300	25,135
*	UUUM, CO., Ltd.	2,200	32,585
	V Technology Co., Ltd.	3,500	176,633
	Valor Holdings Co., Ltd.	20,000	427,254
	Valqua, Ltd.	5,600	106,317

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Value HR Co., Ltd.	1,600	$24,106
	ValueCommerce Co., Ltd.	5,400	173,162
	V-Cube, Inc.	2,200	57,422
#	Vector, Inc.	10,300	88,500
	Vertex Corp.	3,940	92,230
*	Village Vanguard Co., Ltd.	1,700	15,237
*	Vision, Inc.	5,700	52,594
	Vital KSK Holdings, Inc.	19,000	122,125
	VT Holdings Co., Ltd.	47,400	182,796
	Wacoal Holdings Corp.	15,100	340,878
	Wacom Co., Ltd.	55,500	355,762
	Wakachiku Construction Co., Ltd.	5,600	65,238
	Wakita & Co., Ltd.	15,800	152,071
	Warabeya Nichiyo Holdings Co., Ltd.	5,700	101,452
	Waseda Academy Co., Ltd.	1,400	11,366
#	Watahan & Co., Ltd.	8,600	101,517
	Watts Co., Ltd.	4,800	39,125
	Wavelock Holdings Co., Ltd.	2,200	14,318
	WDB Holdings Co., Ltd.	2,700	57,567
	Weathernews, Inc.	1,500	73,112
	Welcia Holdings Co., Ltd.	12,200	380,603
	Wellnet Corp.	4,000	20,340
	West Holdings Corp.	9,750	317,438
	West Japan Railway Co.	7,300	403,586
	Will Group, Inc.	6,900	64,240
	WIN-Partners Co., Ltd.	4,000	35,959
	Wood One Co., Ltd.	3,200	42,502
#	Workman Co., Ltd.	1,600	104,289
*	World Co., Ltd.	1,400	17,934
	World Holdings Co., Ltd.	2,400	60,929
	Wowow, Inc.	1,400	34,115
	Xebio Holdings Co., Ltd.	10,100	80,044
	YAC Holdings Co., Ltd.	2,400	20,550
	Yachiyo Industry Co., Ltd.	2,600	15,433
	Yagi & Co., Ltd.	1,400	18,505
	Yahagi Construction Co., Ltd.	10,400	74,881
	Yaizu Suisankagaku Industry Co., Ltd.	2,800	25,103
	Yakult Honsha Co., Ltd.	4,000	194,706
#	YAKUODO Holdings Co., Ltd.	3,300	71,274
	YAMABIKO Corp.	14,000	151,124
	YAMADA Consulting Group Co., Ltd.	4,000	42,034
	Yamada Holdings Co., Ltd.	76,388	380,277
	Yamagata Bank, Ltd. (The)	9,700	89,200
	Yamaguchi Financial Group, Inc.	77,100	456,033
	Yamaha Corp.	2,500	136,439
	Yamaha Motor Co., Ltd.	50,800	1,269,268
	Yamaichi Electronics Co., Ltd.	10,400	154,210
#	YA-MAN, Ltd.	8,700	118,823
	Yamanashi Chuo Bank, Ltd. (The)	11,800	89,296
	Yamashina Corp.	25,000	18,100
	Yamatane Corp.	3,800	50,279
#	Yamato Corp.	7,100	42,940
	Yamato Holdings Co., Ltd.	17,300	487,926
	Yamato International, Inc.	5,400	16,167
	Yamato Kogyo Co., Ltd.	15,800	475,427
	Yamaura Corp.	2,400	19,587
	Yamaya Corp.	1,800	38,089
	Yamazaki Baking Co., Ltd.	29,500	467,604
	Yamazawa Co., Ltd.	1,300	20,337

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamazen Corp.	14,200	$126,914
	Yaoko Co., Ltd.	6,800	433,751
	Yashima Denki Co., Ltd.	5,500	47,809
	Yaskawa Electric Corp.	6,800	313,445
	Yasuda Logistics Corp.	6,700	57,253
	Yasunaga Corp.	3,400	36,101
	Yellow Hat, Ltd.	14,400	242,145
	Yodogawa Steel Works, Ltd.	8,700	191,981
	Yokogawa Bridge Holdings Corp.	11,600	218,651
	Yokogawa Electric Corp.	32,600	591,790
	Yokohama Reito Co., Ltd.	18,200	145,901
	Yokohama Rubber Co., Ltd. (The)	61,400	1,141,813
	Yokowo Co., Ltd.	8,200	200,063
	Yomeishu Seizo Co., Ltd.	1,700	28,786
	Yondenko Corp.	1,700	50,258
	Yondoshi Holdings, Inc.	4,600	78,089
	Yorozu Corp.	5,700	61,766
	Yotai Refractories Co., Ltd.	6,300	60,581
	Yuasa Trading Co., Ltd.	7,100	193,160
	Yuken Kogyo Co., Ltd.	1,100	16,403
	Yurtec Corp.	15,000	107,058
	Yushiro Chemical Industry Co., Ltd.	3,700	37,353
	Z Holdings Corp.	140,000	645,717
	Zaoh Co., Ltd.	2,500	31,890
	Zenitaka Corp. (The)	1,000	41,262
	Zenkoku Hosho Co., Ltd.	15,900	713,651
	Zenrin Co., Ltd.	12,400	130,827
	Zensho Holdings Co., Ltd.	21,377	536,140
	Zeon Corp.	37,000	589,956
	ZOZO, Inc.	23,100	776,945
	Zuiko Corp.	4,400	43,015

TOTAL JAPAN			581,806,109

MALAYSIA — (0.6%)
#	Duopharma Biotech Bhd	120,801	83,926
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	48,399
#	Aeon Co. M Bhd	303,900	94,824
	AEON Credit Service M Bhd	49,149	148,670
	AFFIN Bank Bhd	131,425	56,101
#*	AirAsia Group Bhd	76,300	16,178
*	Alliance Bank Malaysia Bhd	373,600	236,944
	Allianz Malaysia Bhd	20,500	66,023
	AMMB Holdings Bhd	421,600	306,376
	Astro Malaysia Holdings Bhd	298,900	72,243
	Axiata Group Bhd	277,490	262,014
	Batu Kawan Bhd	7,200	32,517
#*	Berjaya Assets Bhd	176,800	13,786
#*	Berjaya Corp. Bhd	1,184,701	96,795
*	Berjaya Land Bhd	333,000	25,159
	Berjaya Sports Toto Bhd	349,668	174,116
*	Bermaz Auto Bhd	285,700	103,195
	BIMB Holdings Bhd	144,900	137,125
#*	Boustead Holdings Bhd	152,600	21,968
#	Boustead Plantations Bhd	196,420	27,540
	British American Tobacco Malaysia Bhd	38,700	135,396
#*	Bumi Armada Bhd	871,200	86,431
	Bursa Malaysia Bhd	196,350	404,029
#	Cahya Mata Sarawak Bhd	221,400	110,604
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	225,032

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	CB Industrial Product Holding Bhd	88,300	$26,906
	CIMB Group Holdings Bhd	365,215	368,702
*	Cypark Resources Bhd	120,300	38,714
	D&O Green Technologies Bhd	241,100	274,772
#	Datasonic Group Bhd	515,000	73,417
*	Dayang Enterprise Holdings Bhd	125,400	42,817
	Dialog Group Bhd	272,500	202,004
	DiGi.Com Bhd	287,200	293,675
#	DRB-Hicom Bhd	381,000	177,055
#	Dufu Technology Corp. Bhd	55,200	58,850
	Dutch Lady Milk Industries Bhd	4,500	38,222
	Eastern & Oriental Bhd	259,375	37,933
#	Eco World Development Group Bhd	443,900	67,194
	Eco World International Bhd	84,700	11,466
	Ekovest BHD	528,900	59,313
#	FGV Holdings Bhd	7,000	2,358
	Formosa Prosonic Industries Bhd	55,700	34,057
	Fraser & Neave Holdings Bhd	24,500	179,173
	Frontken Corp. Bhd	497,850	380,310
#	Gabungan AQRS Bhd	101,592	15,728
	Gadang Holdings Bhd	266,950	27,329
*	Gamuda Bhd	511,340	440,379
#	Gas Malaysia Bhd	64,000	42,454
	Genting Bhd	329,300	399,929
	Genting Malaysia Bhd	356,100	250,130
	Genting Plantations Bhd	31,000	65,995
	George Kent Malaysia Bhd	206,750	40,834
#	Globetronics Technology Bhd	172,866	94,363
#	Guan Chong Bhd	91,800	66,020
	Hai-O Enterprise Bhd	71,300	37,573
	HAP Seng Consolidated Bhd	38,800	76,032
	Hartalega Holdings Bhd	128,300	321,456
#	Heineken Malaysia Bhd	36,100	227,133
	Hengyuan Refining Co. Bhd	64,400	84,225
	HeveaBoard Bhd	130,500	20,858
	Hiap Teck Venture Bhd	299,100	46,284
	Hibiscus Petroleum Bhd	181,200	27,474
	Hong Leong Bank Bhd	22,580	98,150
	Hong Leong Financial Group Bhd	40,078	162,118
	Hong Leong Industries Bhd	19,300	44,513
	Hup Seng Industries Bhd	13,200	3,029
	IHH Healthcare Bhd	36,800	48,302
	IJM Corp. Bhd	910,500	433,095
	Inari Amertron Bhd	750,425	629,748
	Insas Bhd	187,000	39,213
	IOI Corp. Bhd	83,000	82,837
	IOI Properties Group Bhd	379,625	126,814
#*	Iskandar Waterfront City Bhd	224,600	26,050
#*	JAKS Resources Bhd	570,179	85,480
#*	Jaya Tiasa Holdings Bhd	210,000	36,275
	Karex Bhd	68,500	11,859
	Kerjaya Prospek Group Bhd	105,989	34,875
*	KNM Group Bhd	1,052,620	47,165
	Kossan Rubber Industries	197,000	213,021
	KPJ Healthcare Bhd	463,600	115,404
*	KSL Holdings Bhd	135,319	20,641
	Kuala Lumpur Kepong Bhd	9,711	52,124
*	Land & General Bhd	399,300	12,138
*	LBS Bina Group Bhd	262,835	31,726

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Leong Hup International Bhd	180,500	$31,252
	Lii Hen Industries Bhd	74,300	62,000
	Lingkaran Trans Kota Holdings Bhd	42,500	38,981
	Lotte Chemical Titan Holding Bhd	32,000	25,192
#	LPI Capital Bhd	40,440	136,376
	Magni-Tech Industries Bhd	146,900	82,763
	Magnum Bhd	228,815	117,814
	Mah Sing Group Bhd	553,875	138,958
	Malakoff Corp. Bhd	281,900	58,121
	Malayan Banking Bhd	213,045	427,884
#	Malayan Flour Mills Bhd	308,600	70,791
	Malaysia Airports Holdings Bhd	321,600	469,678
#	Malaysia Building Society Bhd	742,417	114,047
	Malaysian Pacific Industries Bhd	55,600	525,592
#	Malaysian Resources Corp. Bhd	652,100	71,532
	Matrix Concepts Holdings Bhd	227,266	105,304
#	Maxis Bhd	156,200	175,349
	MBM Resources BHD	57,700	47,714
#	Mega First Corp. Bhd	80,700	143,420
	MISC Bhd	156,000	257,965
	MKH Bhd	100,700	33,623
	MMC Corp. Bhd	187,200	50,644
#	MNRB Holdings Bhd	182,774	54,851
#	Muda Holdings Bhd	76,500	52,458
	Muhibbah Engineering M Bhd	129,500	31,559
*	Mulpha International Bhd	39,460	17,340
	My EG Services Bhd	67,186	31,898
	Nestle Malaysia Bhd	4,900	162,262
	NTPM Holdings Bhd	104,000	15,219
*	OCK Group Bhd	171,300	20,869
#	Oriental Holdings BHD	106,800	135,977
#	OSK Holdings Bhd	472,550	103,733
	Padini Holdings Bhd	116,700	82,545
	Panasonic Manufacturing Malaysia Bhd	2,400	18,273
#	Paramount Corp. Bhd	146,300	29,438
	Pentamaster Corp. Bhd	164,473	233,270
	Perak Transit Bhd	67,100	12,356
#	Petron Malaysia Refining & Marketing Bhd	39,200	43,784
	Petronas Chemicals Group Bhd	160,300	320,608
	Petronas Dagangan Bhd	29,500	144,986
	Petronas Gas Bhd	43,200	165,858
	PIE Industrial Bhd	20,300	16,018
#*	Pos Malaysia Bhd	91,600	19,538
	PPB Group Bhd	69,820	315,178
#	Press Metal Aluminium Holdings Bhd	531,600	674,322
#	Public Bank Bhd	1,893,500	1,917,029
	QL Resources Bhd	233,025	344,142
	Ranhill Utilities Bhd	91,196	18,028
*	Revenue Group Bhd	71,400	40,022
	RHB Bank Bhd	173,957	221,047
	Sam Engineering & Equipment M Bhd	10,100	16,503
#*	Sapura Energy Bhd	3,636,500	118,593
	Sarawak Oil Palms Bhd	50,500	46,295
	Scientex Bhd	303,600	310,567
#	Serba Dinamik Holdings Bhd	328,220	132,548
	Shangri-La Hotels Malaysia Bhd	17,500	15,892
	Sime Darby Bhd	662,770	365,522
	Sime Darby Plantation Bhd	70,470	78,055
	Sime Darby Property Bhd	262,670	42,587

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	SKP Resources Bhd	296,250	$119,734
#*	SP Setia Bhd Group	440,579	110,748
*	Sumatec Resources Bhd	822,800	181
	Sunway Bhd	412,654	163,082
	Sunway Construction Group Bhd	116,690	49,523
#	Supermax Corp. Bhd	94,141	138,180
	Syarikat Takaful Malaysia Keluarga Bhd	110,800	120,544
	Ta Ann Holdings Bhd	86,480	59,671
	Taliworks Corp. Bhd	68,666	14,070
	Telekom Malaysia Bhd	176,900	246,432
	Tenaga Nasional Bhd	135,900	330,226
#	Thong Guan Industries Bhd	59,400	37,213
	TIME dotCom Bhd	49,000	165,964
#	Top Glove Corp. Bhd	505,800	696,202
*	Tropicana Corp. Bhd	206,616	45,375
	TSH Resources Bhd	21,300	5,557
	Uchi Technologies Bhd	83,700	64,003
#	UEM Edgenta Bhd	74,800	33,766
#*	UEM Sunrise Bhd	574,400	59,522
	UMW Holdings Bhd	112,400	90,480
	United Plantations Bhd	7,600	26,330
	UOA Development Bhd	250,100	112,285
#*	Velesto Energy Bhd	1,107,073	44,245
	ViTrox Corp. Bhd	45,900	179,806
*	WCT Holdings Bhd	360,621	45,737
#	Wellcall Holdings Bhd	53,700	14,148
#	Westports Holdings Bhd	170,000	178,309
	Yinson Holdings Bhd	137,500	175,074
	YNH Property Bhd	124,837	84,060
#*	YTL Corp. Bhd	1,268,650	221,211
#*	YTL Power International Bhd	249,587	44,177

TOTAL MALAYSIA			23,221,127

MEXICO — (0.7%)
	ALEATICA S.A.B. de C.V.	5,854	5,924
	Alfa S.A.B. de C.V., Class A	1,784,541	1,243,902
	Alpek S.A.B. de C.V.	245,078	273,667
#*	Alsea S.A.B. de C.V.	251,622	413,760
	America Movil S.A.B. de C.V.	1,780,639	1,247,335
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	28,021	390,613
	Arca Continental S.A.B. de C.V.	65,332	351,510
#*	Axtel S.A.B. de C.V.	499,613	134,911
#*	Banco del Bajio SA	141,060	224,156
	Becle S.A.B. de C.V.	34,529	82,858
	Bolsa Mexicana de Valores S.A.B. de C.V.	208,501	463,896
*	Cemex S.A.B. de C.V.	2,198,131	1,736,195
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	800	37,576
	Coca-Cola Femsa S.A.B. de C.V.	55,325	259,514
*	Consorcio ARA S.A.B. de C.V.	330,697	84,890
*	Controladora Nemak SAB de CV	1,784,541	244,904
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	4,146	67,455
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	132,904	216,378
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	94,392	184,805
*	Credito Real S.A.B. de C.V. Sofom ER	84,592	38,419
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	35,062	147,746
*	Elementia S.A.B. de C.V.	21,051	14,289
#*	Empresas ICA S.A.B. de C.V.	42,400	201
#	Fomento Economico Mexicano S.A.B. de C.V.	71,227	552,847
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	267	20,693

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	352,628	$354,943
*	Gentera S.A.B. de C.V.	298,389	150,837
#	Gruma S.A.B. de C.V., Class B	72,377	788,297
#*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	152,098	950,340
#*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,600	164,320
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	58,047	597,549
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	500	85,050
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	16,582	280,806
	Grupo Bimbo S.A.B. de C.V., Class A	322,397	643,616
*	Grupo Carso S.A.B. de C.V.	73,190	208,474
	Grupo Cementos de Chihuahua S.A.B. de C.V.	43,340	305,736
	Grupo Comercial Chedraui S.A. de C.V.	156,209	243,371
	Grupo Elektra S.A.B. de C.V.	11,408	854,921
	Grupo Financiero Banorte S.A.B. de C.V., Class O	257,528	1,462,252
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	382,687	357,051
*	Grupo GICSA SAB de CV	30,415	4,519
#	Grupo Herdez S.A.B. de C.V.	90,586	190,053
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	60,872	14,724
	Grupo Industrial Saltillo S.A.B. de C.V.	7,630	10,358
#	Grupo Lala S.A.B. de C.V.	119,465	87,636
	Grupo Mexico S.A.B. de C.V., Class B	558,959	2,535,279
#	Grupo Rotoplas S.A.B. de C.V.	72,700	129,200
*	Grupo Sanborns S.A.B. de C.V.	66,549	61,434
#	Grupo Simec S.A.B. de C.V., Class B	33,392	162,369
*	Grupo Televisa S.A.B., Sponsored ADR	37,996	470,390
#*	Grupo Televisa S.A.B.	421,281	1,049,615
*	Grupo Traxion S.A.B. de C.V.	22,758	36,748
#*	Hoteles City Express S.A.B. de C.V.	142,020	54,054
	Industrias Bachoco S.A.B. de C.V.	77,004	285,101
	Industrias CH S.A.B. de C.V.	75,560	522,172
*	Industrias Penoles S.A.B. de C.V.	45,293	581,853
*	Infraestructura Energetica Nova S.A.B. de C.V.	36,711	157,667
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	246,708	427,601
	La Comer S.A.B. de C.V.	254,370	475,916
	Megacable Holdings S.A.B. de C.V.	250,576	917,472
#*	Minera Frisco S.A.B. de C.V., Class A1	129,447	27,925
#*	Minera Frisco S.A.B. de C.V., Class A2	177,993	36,114
	Nemak S.A.B. de C.V.	174,592	51,196
	Orbia Advance Corp. S.A.B. de C.V.	473,286	1,323,808
	Organizacion Cultiba S.A.B. de C.V.	15,310	9,523
#*	Organizacion Soriana S.A.B. de C.V., Class B	50,685	44,713
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	52,295	402,390
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	5,373	28,678
#	Qualitas Controladora S.A.B. de C.V.	54,504	296,641
*	Regional S.A.B. de C.V.	114,430	583,815
#*	Telesites S.A.B. de C.V.	310,489	296,434
*	Unifin Financiera S.A.B. de C.V.	85,961	99,044
	Vitro S.A.B. de C.V.	28,118	36,090
#	Wal-Mart de Mexico S.A.B. de C.V.	194,783	638,764

TOTAL MEXICO			27,935,303

NETHERLANDS — (2.1%)
	Aalberts NV	39,671	2,143,261
#*	ABN AMRO Bank NV	79,809	1,030,504
*	Accell Group NV	4,989	257,320
*	Adyen NV	542	1,333,912
	Aegon NV	479,887	2,223,952
	Aegon NV	30,373	139,412
#	Akzo Nobel NV	13,811	1,658,233

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	AMG Advanced Metallurgical Group NV	7,250	$277,702
	Amsterdam Commodities NV	6,867	170,459
	APERAM SA	18,964	981,528
*	Arcadis NV	34,597	1,455,230
*	ArcelorMittal SA	71,851	2,088,753
*	ArcelorMittal SA	15,658	458,623
	ASM International NV	11,352	3,443,936
	ASML Holding NV ACI02GTQ9	4,870	3,161,319
	ASML Holding NV N07059210	20,610	13,357,341
	ASR Nederland NV	49,610	2,166,737
*	Basic-Fit NV	8,181	368,275
	BE Semiconductor Industries NV	42,901	3,464,910
*	Beter Bed Holding NV	7,231	47,082
*	Boskalis Westminster	32,105	1,024,703
*	Brunel International NV	5,294	70,750
	Coca-Cola European Partners P.L.C.	33,278	1,880,133
	Corbion NV	16,974	994,031
#	Flow Traders	20,804	859,002
#	ForFarmers NV	13,915	92,668
*	Fugro NV	25,149	261,803
*	GrandVision NV	18,748	606,430
	Heijmans NV	12,081	193,111
	Heineken NV	15,108	1,752,520
*	Hunter Douglas NV	2,658	217,281
	IMCD NV	10,389	1,508,994
	ING Groep NV, Sponsored ADR	6,500	82,810
	ING Groep NV	196,229	2,506,821
*	Intertrust NV	28,250	523,056
	Kendrion NV	7,480	209,273
	Koninklijke Ahold Delhaize NV, Sponsored ADR	876	23,564
	Koninklijke Ahold Delhaize NV	261,210	7,029,653
*	Koninklijke BAM Groep NV	128,215	355,051
	Koninklijke DSM NV	14,281	2,560,583
	Koninklijke KPN NV	1,192,526	4,113,753
*	Koninklijke Philips NV	48,733	2,755,516
#	Koninklijke Vopak NV	28,028	1,283,352
#*	Lucas Bols NV	3,091	43,900
	Nedap N.V.	2,486	165,989
	NN Group NV	38,945	1,942,517
*	OCI NV	14,303	333,349
	Ordina NV	39,907	166,232
#	PostNL NV	126,242	659,416
	Prosus N.V.	13,337	1,447,486
	Randstad NV	31,796	2,294,149
#	SBM Offshore NV	58,977	1,023,757
*	SIF Holding NV	4,117	79,790
*	Signify NV	62,789	3,565,729
*	Sligro Food Group NV	9,932	314,926
	TKH Group NV	18,479	881,274
*	TomTom NV	29,599	259,803
*	Van Lanschot Kempen NV	6,150	180,009
#	Wolters Kluwer NV	38,178	3,453,238

TOTAL NETHERLANDS			87,944,911

NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd. (The)	106,585	582,720
*	Air New Zealand, Ltd.	325,719	404,705
	Arvida Group, Ltd.	35,313	45,367
*	Auckland International Airport, Ltd.	50,073	270,797

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus, Ltd.	203,529	$987,295
	Contact Energy, Ltd.	72,472	391,161
	EBOS Group, Ltd.	31,340	667,384
	Fisher & Paykel Healthcare Corp., Ltd.	51,968	1,339,366
	Fletcher Building, Ltd.	152,247	791,520
	Fletcher Building, Ltd.	2,494	12,951
#	Fonterra Co-operative Group, Ltd.	17,724	57,940
	Freightways, Ltd.	48,255	384,237
	Genesis Energy, Ltd.	100,941	248,176
#*	Gentrack Group, Ltd.	12,157	13,620
	Hallenstein Glasson Holdings, Ltd.	20,188	106,208
	Heartland Group Holdings, Ltd.	228,575	295,370
	Infratil, Ltd.	156,777	798,023
	Investore Property, Ltd.	56,506	84,704
*	Kathmandu Holdings, Ltd.	197,467	204,556
	Mainfreight, Ltd.	21,054	1,091,043
	Mercury NZ, Ltd.	54,040	267,695
	Meridian Energy, Ltd.	55,750	212,522
	Napier Port Holdings, Ltd.	5,587	14,220
#*	NEW Zealand King Salmon Investments, Ltd.	10,005	11,899
#*	New Zealand Refining Co., Ltd. (The)	73,105	27,108
*	NZME, Ltd.	54,459	30,603
	NZX, Ltd.	93,777	138,752
	Oceania Healthcare, Ltd.	96,282	92,729
	Port of Tauranga, Ltd.	49,735	263,193
*	Pushpay Holdings, Ltd.	26,800	35,093
*	Rakon, Ltd.	27,401	17,651
*	Restaurant Brands New Zealand, Ltd.	9,961	93,254
	Ryman Healthcare, Ltd.	41,222	416,755
#	Sanford, Ltd.	20,591	68,177
	Scales Corp., Ltd.	44,784	146,060
*	Serko, Ltd.	729	3,537
	Skellerup Holdings, Ltd.	53,156	176,549
*	SKY Network Television, Ltd.	509,053	61,870
*	SKYCITY Entertainment Group, Ltd.	287,887	735,180
	Spark New Zealand, Ltd.	315,230	992,286
	Steel & Tube Holdings, Ltd.	32,029	26,557
	Summerset Group Holdings, Ltd.	100,124	870,642
*	Synlait Milk, Ltd.	16,066	37,642
*	Tourism Holdings, Ltd.	35,268	64,960
*	TOWER, Ltd.	89,887	55,910
#	Trustpower, Ltd.	10,678	67,405
	Turners Automotive Group, Ltd.	21,827	57,763
	Vector, Ltd.	29,600	88,183
*	Vista Group International, Ltd.	337	588
	Warehouse Group, Ltd. (The)	20,901	51,043
*	Z Energy, Ltd.	144,152	275,805

TOTAL NEW ZEALAND			14,178,774

NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	238,000	242,643
	AF Gruppen ASA	7,537	183,111
#*	Akastor ASA	63,364	43,222
#	Aker ASA, Class A	1,648	122,629
	Aker BP ASA	20,632	587,584
#*	Aker Solutions ASA	91,324	158,927
	American Shipping Co., ASA	18,446	69,176
	Atea ASA	33,779	647,041
	Austevoll Seafood ASA	32,829	419,042

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#	Avance Gas Holding, Ltd.	16,815	$88,283
*	Axactor SE	73,469	84,479
*	B2Holding ASA	48,195	51,425
	Bakkafrost P/F	2,401	190,221
	Bonheur ASA	8,451	227,010
	Borregaard ASA	42,001	924,264
#*	BW Energy, Ltd.	11,397	37,655
	BW LPG, Ltd.	35,590	263,299
	BW Offshore, Ltd.	55,857	223,349
	DNB ASA	62,118	1,332,197
*	DNO ASA	251,133	293,137
	Entra ASA	18,515	418,140
	Equinor ASA	179,214	3,618,825
#	Equinor ASA, Sponsored ADR	7,404	150,079
	Europris ASA	64,160	436,717
	FLEX LNG, Ltd.	14,271	168,112
#	Frontline, Ltd.	34,372	263,156
	Gjensidige Forsikring ASA	2,982	67,719
	Golden Ocean Group, Ltd.	4,533	39,045
#*	Grieg Seafood ASA	2,766	27,487
*	Hexagon Composites ASA	31,218	183,148
	Hoegh LNG Holdings, Ltd.	15,351	43,046
*	Kongsberg Automotive ASA	129,804	42,890
	Kongsberg Gruppen ASA	9,688	244,513
	Leroy Seafood Group ASA	30,593	280,460
	Medistim ASA	392	12,793
	Mowi ASA	40,861	1,008,045
*	NEL ASA	84,582	244,900
#*	Nordic Nanovector ASA	2,597	8,284
*	Nordic Semiconductor ASA	14,137	348,467
	Norsk Hydro ASA	210,973	1,343,430
	Norway Royal Salmon ASA	3,042	72,307
#	Norwegian Finans Holding ASA	56,373	621,849
	Norwegian Property ASA	1,619	2,838
#	Ocean Yield ASA	28,518	102,202
*	Odfjell Drilling, Ltd.	40,392	96,845
*	Olav Thon Eiendomsselskap ASA	6,027	115,975
	Orkla ASA	36,199	368,981
*	Otello Corp. ASA	36,747	145,433
*	Panoro Energy ASA	8,057	20,733
*	PGS ASA	162,232	111,790
	Protector Forsikring ASA	18,993	215,981
	Salmar ASA	6,412	443,732
	Sbanken ASA	40,308	500,853
	Scatec ASA	8,428	226,743
*	Schibsted ASA, Class A	899	45,178
*	Schibsted ASA, Class B	1,151	50,272
	Selvaag Bolig ASA	14,564	106,884
*	Solon Eiendom ASA	6,828	29,221
	SpareBank 1 SR-Bank ASA	59,308	766,106
	Stolt-Nielsen, Ltd.	13,146	197,124
#	Storebrand ASA	117,150	1,118,211
	Subsea 7 SA	61,075	617,529
	Telenor ASA	44,916	800,178
	TGS NOPEC Geophysical Co., ASA	40,861	617,326
	Tomra Systems ASA	29,260	1,461,754
	Treasure ASA	17,251	35,458
	Veidekke ASA	38,542	591,879
*	Wallenius Wilhelmsen ASA	55,587	185,809

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Wilh Wilhelmsen Holding ASA, Class A	5,538	$115,749
*	XXL ASA	48,138	124,603
	Yara International ASA	20,382	1,063,168

TOTAL NORWAY			26,110,661

PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	6,245	9,930
	Cementos Pacasmayo SAA, ADR	1,856	13,307
*	Cia de Minas Buenaventura SAA, ADR	1,300	12,636
	Credicorp, Ltd.	1,928	230,203
*	Fossal SAA, ADR	235	0

TOTAL PERU			266,076

PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	104,600	15,862
	Aboitiz Equity Ventures, Inc.	140,820	103,829
	Aboitiz Power Corp.	87,300	41,693
	AC Energy Corp.	685,000	96,726
	Alliance Global Group, Inc.	1,505,100	326,863
*	Apex Mining Co., Inc.	1,093,000	39,152
	Ayala Corp.	10,095	155,205
	Ayala Land, Inc.	260,900	174,061
*	AyalaLand Logistics Holdings Corp.	457,000	28,815
	Bank of the Philippine Islands	227,256	390,650
	BDO Unibank, Inc.	304,233	650,653
	Belle Corp.	1,052,000	31,233
*	Bloomberry Resorts Corp.	1,949,700	262,548
*	Cebu Air, Inc.	100,610	101,154
*	CEMEX Holdings Philippines, Inc.	1,515,195	36,461
	Century Pacific Food, Inc.	276,900	114,941
*	Chelsea Logistics and Infrastructure Holdings Corp.	169,400	10,488
	China Banking Corp.	339,992	176,589
	Cosco Capital, Inc.	809,000	84,368
	D&L Industries, Inc.	665,000	99,608
	DMCI Holdings, Inc.	1,428,200	157,281
*	DoubleDragon Properties Corp.	217,800	57,852
*	Eagle Cement Corp.	82,700	20,621
*	East West Banking Corp.	277,950	56,867
*	EEI Corp.	156,000	24,066
	Emperador, Inc.	463,900	95,409
	Filinvest Development Corp.	18,400	3,117
	Filinvest Land, Inc.	3,204,000	72,458
	First Gen Corp.	36,700	23,693
	First Philippine Holdings Corp.	115,830	161,443
*	Global Ferronickel Holdings, Inc.	452,574	25,181
*	Global-Estate Resorts, Inc.	897,000	15,255
	Globe Telecom, Inc.	7,215	274,366
	GT Capital Holdings, Inc.	26,928	293,057
*	Holcim Philippines, Inc.	73,200	8,388
*	Integrated Micro-Electronics, Inc.	251,445	52,485
	International Container Terminal Services, Inc.	174,250	470,101
	JG Summit Holdings, Inc.	171,286	187,490
	Jollibee Foods Corp.	43,450	158,767
	LT Group, Inc.	479,700	133,635
*	MacroAsia Corp.	37,080	3,783
	Manila Electric Co.	16,880	95,520
*	Manila Water Co., Inc.	335,200	102,498
	Max’s Group, Inc.	48,700	5,973

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Megawide Construction Corp.	298,100	$40,920
	Megaworld Corp.	2,645,600	172,730
	Metro Pacific Investments Corp.	2,183,500	183,453
	Metropolitan Bank & Trust Co.	213,916	195,245
	Nickel Asia Corp.	1,306,480	150,232
	Petron Corp.	1,056,700	74,751
	Philex Mining Corp.	319,400	45,010
*	Philippine National Bank	152,272	98,465
*	Phoenix Petroleum Philippines, Inc.	107,200	27,374
*	Pilipinas Shell Petroleum Corp.	124,530	55,817
	PLDT, Inc., Sponsored ADR	839	21,982
	PLDT, Inc.	15,030	396,730
	Premium Leisure Corp.	2,062,000	17,520
	Puregold Price Club, Inc.	300,500	232,707
	Rizal Commercial Banking Corp.	104,115	39,507
	Robinsons Land Corp.	802,338	272,573
	Robinsons Retail Holdings, Inc.	76,680	83,669
	San Miguel Corp.	134,310	320,455
	San Miguel Food and Beverage, Inc.	60,520	83,760
	Security Bank Corp.	76,150	182,286
	Semirara Mining & Power Corp.	480,080	122,500
	Shakey’s Pizza Asia Ventures, Inc.	84,300	12,922
	SM Investments Corp.	3,865	77,128
	SM Prime Holdings, Inc.	368,800	263,591
	Union Bank of the Philippines	31,730	47,432
	Universal Robina Corp.	93,000	264,369
	Vista Land & Lifescapes, Inc.	1,914,900	139,773
	Vistamalls, Inc.	88,000	7,114
	Wilcon Depot, Inc.	274,800	100,386

TOTAL PHILIPPINES			9,170,606

POLAND — (0.2%)
*	Alior Bank SA	34,611	256,378
*	Alumetal SA	710	11,230
	Amica SA	1,111	44,306
*	AmRest Holdings SE	11,544	95,965
#	Asseco Poland SA	6,826	126,649
*	Bank Handlowy w Warszawie SA	6,575	70,364
*	Bank Millennium SA	149,913	163,650
*	Bank Polska Kasa Opieki SA	17,345	365,912
*	Boryszew SA	29,053	24,304
	Budimex SA	3,048	238,559
*	CCC SA	3,718	100,517
*	CD Projekt SA	2,233	102,228
*	Ciech SA	16,074	165,202
	ComArch SA	224	13,711
	Cyfrowy Polsat SA	71,291	554,236
	Develia SA	98,398	79,162
*	Dino Polska SA	7,912	513,322
	Dom Development SA	1,006	39,971
*	Enea SA	78,578	174,392
#*	Eurocash SA	34,593	133,606
*	Fabryki Mebli Forte SA	3,906	51,581
*	Famur SA	99,628	64,275
*	Globe Trade Centre SA	30,781	56,643
*	Grupa Azoty SA	15,380	150,814
	Grupa Kety SA	2,789	451,808
	Grupa Lotos SA	29,965	376,905
*	ING Bank Slaski SA	1,297	59,342

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Inter Cars SA	1,271	$104,643
*	Jastrzebska Spolka Weglowa SA	16,946	135,034
	Kernel Holding SA	23,478	315,574
*	KGHM Polska Miedz SA	19,273	986,375
*	KRUK SA	5,712	274,260
	LiveChat Software SA	485	15,988
*	LPP SA	177	457,451
*	Lubelski Wegiel Bogdanka SA	4,699	28,388
*	Mabion SA	938	15,636
*	mBank SA	3,139	194,164
*	Netia SA	26,821	41,000
	Neuca SA	129	24,088
*	Orange Polska SA	179,439	322,264
*	PGE Polska Grupa Energetyczna SA	208,273	554,173
*	PKP Cargo SA	10,554	54,008
	Polski Koncern Naftowy Orlen SA	65,228	1,145,950
	Polskie Gornictwo Naftowe i Gazownictwo SA	53,422	92,603
*	Powszechna Kasa Oszczednosci Bank Polski SA	36,475	339,119
*	Powszechny Zaklad Ubezpieczen SA	17,940	154,384
*	Santander Bank Polska SA	1,042	61,641
	Stalexport Autostrady SA	18,210	17,139
*	Tauron Polska Energia SA	443,270	394,828
*	VRG SA	37,269	33,960
	Warsaw Stock Exchange	7,044	86,637
	Wawel SA	66	10,546

TOTAL POLAND			10,344,885

PORTUGAL — (0.1%)
	Altri SGPS SA.	29,560	230,793
#*	Banco Comercial Portugues SA, Class R	1,495,316	223,596
#*	CTT-Correios de Portugal SA	40,367	183,975
	EDP - Energias de Portugal SA	135,196	751,494
	EDP Renovaveis SA	16,540	394,093
	Galp Energia SGPS SA	85,574	985,367
	Jeronimo Martins SGPS SA	35,737	652,539
#*	Mota-Engil SGPS SA	35,247	59,130
	Navigator Co. SA (The)	82,228	277,084
	NOS SGPS SA	121,646	461,172
	REN - Redes Energeticas Nacionais SGPS SA	100,326	293,804
	Semapa-Sociedade de Investimento e Gestao	15,929	231,203
	Sonae SGPS SA	401,337	375,726

TOTAL PORTUGAL			5,119,976

QATAR — (0.1%)
	Commercial Bank PSQC (The)	8,760	12,980
	Aamal Co.	664,922	172,635
	Al Khaleej Takaful Group QSC	44,416	46,774
	Al Meera Consumer Goods Co. QSC	20,023	105,804
	Alijarah Holding Co., QPSC	86,003	28,507
	Barwa Real Estate Co.	510,025	452,553
	Doha Bank QPSC	149,557	108,024
	Doha Insurance Co. QSC	25,000	13,595
*	Gulf International Services QSC	317,292	135,950
	Gulf Warehousing Co.	67,104	94,330
	Industries Qatar QSC	49,137	181,314
	Masraf Al Rayan QSC	173,061	212,360
	Mazaya Real Estate Development QPSC	193,314	61,924
	Medicare Group	26,704	69,565

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	367,611	$194,433
	Ooredoo QPSC	146,529	285,054
	Qatar Electricity & Water Co QSC	42,483	200,650
	Qatar Fuel QSC	42,877	213,729
	Qatar Gas Transport Co., Ltd.	562,431	486,744
	Qatar Industrial Manufacturing Co. QSC	2,750	2,227
*	Qatar Insurance Co. SAQ	95,755	65,875
	Qatar International Islamic Bank QSC	88,320	224,183
	Qatar Islamic Bank SAQ	30,218	144,346
	Qatar Islamic Insurance Group	18,357	39,871
	Qatar National Bank QPSC	221,207	1,086,050
	Qatar National Cement Co., QSC	31,584	44,404
	Qatar Navigation QSC	64,196	131,739
*	Salam International Investment, Ltd. QSC	305,118	72,672
	United Development Co. QSC	655,353	285,394
	Vodafone Qatar QSC	446,389	217,299
	Widam Food Co.	21,087	27,650

TOTAL QATAR			5,418,635

RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	16,911	27,481
	Etalon Group P.L.C., GDR	24,905	40,496
	Gazprom PJSC, Sponsored ADR	134,073	812,984
	Gazprom PJSC, Sponsored ADR	26,988	164,357
	Globaltrans Investment P.L.C., GDR	5,753	35,777
	Globaltrans Investment P.L.C., GDR	14,988	93,225
	LSR Group PJSC, GDR	22,130	45,588
	Lukoil PJSC, Sponsored ADR	1,472	113,697
	Lukoil PJSC, Sponsored ADR	12,707	972,559
	Magnitogorsk Iron & Steel Works PJSC, GDR	23,655	267,418
	Magnitogorsk Iron & Steel Works PJSC, GDR	4,406	49,788
*	Mail.Ru Group, Ltd., GDR	1,819	40,628
*	Mail.Ru Group, Ltd., GDR	780	17,394
*	Mechel PJSC, Sponsored ADR	6,898	13,244
	MMC Norilsk Nickel PJSC, ADR	15,732	537,405
	MMC Norilsk Nickel PJSC, ADR	9,222	312,723
	Mobile TeleSystems PJSC, Sponsored ADR	50,988	431,868
	Novatek PJSC, GDR	56	10,083
	Novolipetsk Steel PJSC, GDR	8,327	292,530
	Novolipetsk Steel PJSC, GDR	74	2,600
	PhosAgro PJSC, GDR	8,187	150,403
	PhosAgro PJSC, GDR	13,022	239,214
	Polyus PJSC, GDR	393	36,411
	Polyus PJSC, GDR	2,195	203,336
	QIWI P.L.C., Sponsored ADR	436	4,600
	Ros Agro P.L.C., GDR	2,407	28,421
	Ros Agro P.L.C., GDR	2,465	29,038
	Rosneft Oil Co. PJSC, GDR	11,725	81,067
	Rosneft Oil Co. PJSC, GDR	21,859	150,784
	Rostelecom PJSC, Sponsored ADR	5,626	45,880
	Rostelecom PJSC, Sponsored ADR	8,039	66,371
	RusHydro PJSC, ADR	62,793	67,816
	RusHydro PJSC, ADR	131,916	139,669
	Sberbank of Russia PJSC, Sponsored ADR	41,035	646,023
	Severstal PAO, GDR	6,022	141,731
	Severstal PAO, GDR	14,770	347,686
	Tatneft PJSC, Sponsored ADR	6,360	255,428
	Tatneft PJSC, Sponsored ADR	12,429	500,951
*	VEON, Ltd., ADR	120,285	216,513

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	VTB Bank PJSC, GDR	67,339	$89,259
	VTB Bank PJSC, GDR	262,918	348,629
	X5 Retail Group NV, GDR	6,435	197,543
	X5 Retail Group NV, GDR	10,810	331,867

TOTAL RUSSIA			8,600,485

SAUDI ARABIA — (0.7%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	15,158	90,322
	Abdullah Al Othaim Markets Co.	7,195	258,113
	Advanced Petrochemical Co.	17,031	367,711
*	Al Alamiya for Cooperative Insurance Co.	3,174	21,650
	Al Babtain Power & Telecommunication Co.	9,527	100,999
*	Al Etihad Cooperative Insurance Co.	6,197	38,848
*	Al Hassan Ghazi Ibrahim Shaker Co.	17,471	96,421
	Al Jouf Agricultural Development Co.	5,886	143,259
*	Al Jouf Cement Co.	38,846	144,301
	Al Khaleej Training and Education Co.	8,696	56,135
	Al Rajhi Bank	96,768	2,547,827
*	Al Rajhi Co. for Co-operative Insurance	1,952	46,187
	Al Yamamah Steel Industries Co.	5,821	65,709
*	AlAbdullatif Industrial Investment Co.	16,986	92,185
*	Alahli Takaful Co.	2,152	21,705
	Alandalus Property Co.	5,721	39,529
	Aldrees Petroleum and Transport Services Co.	10,265	172,681
	Alinma Bank	146,955	775,962
*	Allianz Saudi Fransi Cooperative Insurance Co.	3,601	25,757
	Almarai Co. JSC	13,933	199,601
	Arab National Bank	13,638	82,621
	Arabian Cement Co.	20,253	227,781
	Arabian Pipes Co.	7,166	38,270
*	Arabian Shield Cooperative Insurance Co.	9,260	72,672
	Arriyadh Development Co.	29,066	174,834
*	Aseer Trading Tourism & Manufacturing Co.	35,189	226,154
	Astra Industrial Group	19,390	162,320
*	AXA Cooperative Insurance Co.	5,510	54,429
	Bank AlBilad	102,810	1,025,211
	Bank Al-Jazira	114,358	581,428
*	Basic Chemical Industries, Ltd.	3,936	40,694
	Bawan Co.	13,739	133,154
*	Bupa Arabia for Cooperative Insurance Co.	7,595	233,717
	City Cement Co.	27,332	227,916
*	Co. for Cooperative Insurance (The)	7,388	152,720
	Dallah Healthcare Co.	5,864	99,425
*	Dar Al Arkan Real Estate Development Co.	316,712	870,718
*	Dur Hospitality Co.	12,904	110,128
	Eastern Province Cement Co.	17,399	225,290
	Electrical Industries Co.	8,872	70,428
*	Emaar Economic City	140,611	401,340
*	Etihad Etisalat Co.	115,465	950,480
	Fitaihi Holding Group	10,629	90,791
	Hail Cement Co.	19,115	98,018
	Halwani Brothers Co.	950	27,010
	Herfy Food Services Co.	8,064	130,796
	Jarir Marketing Co.	9,484	502,960
*	Jazan Energy and Development Co.	15,465	91,490
*	Leejam Sports Co. JSC	6,450	127,106
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	3,431	22,524
*	Methanol Chemicals Co.	26,570	102,033
*	Middle East Paper Co.	12,182	79,806

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mobile Telecommunications Co. Saudi Arabia	190,232	$766,514
	Mouwasat Medical Services Co.	5,746	271,146
	Najran Cement Co.	45,836	297,079
*	Nama Chemicals Co.	4,594	46,255
*	National Agriculture Development Co. (The)	17,828	193,000
*	National Co., for Glass Manufacturing (The)	7,092	68,731
	National Commercial Bank	155,577	2,355,586
*	National Gas & Industrialization Co.	7,898	77,680
	National Gypsum	10,358	88,402
*	National Industrialization Co.	116,236	593,428
	National Medical Care Co.	6,637	101,781
	National Petrochemical Co.	7,526	97,057
	Northern Region Cement Co.	48,534	228,550
	Qassim Cement Co. (The)	12,442	280,381
*	Rabigh Refining & Petrochemical Co.	61,900	337,044
	Riyad Bank	97,497	692,480
	SABIC Agri-Nutrients Co.	11,848	331,078
	Sahara International Petrochemical Co.	104,425	755,107
	Saudi Airlines Catering Co.	8,487	172,212
*	Saudi Arabian Mining Co.	28,845	439,026
	Saudi Automotive Services Co.	10,217	99,445
	Saudi Basic Industries Corp.	38,584	1,271,615
	Saudi Cement Co.	23,641	408,184
*	Saudi Ceramic Co.	11,576	154,194
*	Saudi Chemical Co., Holding	23,865	240,761
	Saudi Co. For Hardware CJSC	6,054	112,173
	Saudi Electricity Co.	37,749	261,365
	Saudi Industrial Investment Group	13,943	131,459
	Saudi Industrial Services Co.	14,458	181,902
	Saudi Investment Bank (The)	4,096	20,446
*	Saudi Kayan Petrochemical Co.	119,940	580,226
*	Saudi Marketing Co.	6,069	61,415
*	Saudi Printing & Packaging Co.	11,187	75,926
*	Saudi Public Transport Co.	27,047	174,733
*	Saudi Re for Cooperative Reinsurance Co.	15,086	56,977
*	Saudi Real Estate Co.	17,759	90,947
*	Saudi Research & Marketing Group	9,079	218,662
	Saudi Telecom Co.	33,382	1,128,723
	Saudia Dairy & Foodstuff Co.	4,192	188,329
	Savola Group (The)	47,722	507,270
*	Seera Group Holding	71,283	378,242
	Southern Province Cement Co.	18,767	422,185
*	Tabuk Cement Co.	25,254	135,005
*	Takween Advanced Industries Co.	13,528	62,294
	Umm Al-Qura Cement Co.	12,979	108,555
	United Electronics Co.	9,049	290,091
	United International Transportation Co.	14,529	165,064
	Yamama Cement Co.	7,370	65,469
	Yanbu Cement Co.	23,325	267,189
	Yanbu National Petrochemical Co.	4,572	88,769
*	Zamil Industrial Investment Co.	13,779	96,940

TOTAL SAUDI ARABIA			28,976,258

SINGAPORE — (0.6%)
	Accordia Golf Trust	345,200	5,525
	AEM Holdings, Ltd.	74,800	229,761
	Ascendas India Trust.	157,100	167,384
*	Banyan Tree Holdings, Ltd.	83,400	20,993
#	Best World International, Ltd.	81,000	15,387

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Boustead Projects, Ltd.	3,600	$2,865
	Boustead Singapore, Ltd.	164,600	124,695
	Bukit Sembawang Estates, Ltd.	36,100	127,661
	CapitaLand, Ltd.	161,800	451,044
	Centurion Corp., Ltd.	89,000	23,075
	China Aviation Oil Singapore Corp., Ltd.	87,000	73,704
	China Sunsine Chemical Holdings, Ltd.	380,200	160,950
	Chip Eng Seng Corp., Ltd.	150,600	55,345
	City Developments, Ltd.	52,600	311,154
	Civmec, Ltd.	80,600	33,350
	ComfortDelGro Corp., Ltd.	481,300	621,014
*	COSCO Shipping International Singapore Co., Ltd.	230,500	57,054
	CSE Global, Ltd.	110,200	47,108
	Dairy Farm International Holdings, Ltd.	37,700	164,260
	DBS Group Holdings, Ltd.	125,512	2,812,855
	Del Monte Pacific, Ltd.	160,100	40,810
	Delfi, Ltd.	61,300	40,290
#*	Ezion Holdings, Ltd.	794,350	4,835
#*	Ezra Holdings, Ltd.	513,230	794
	Far East Orchard, Ltd.	64,900	55,567
#	First Resources, Ltd.	199,600	229,390
	Food Empire Holdings, Ltd.	122,200	87,010
	Fraser and Neave, Ltd.	72,400	80,031
#	Frasers Property, Ltd.	112,900	105,013
	Frencken Group, Ltd.	105,200	123,053
	Fu Yu Corp., Ltd.	241,400	57,038
*	Gallant Venture, Ltd.	211,200	20,657
	Genting Singapore, Ltd.	133,800	86,776
*	Geo Energy Resources, Ltd.	295,000	47,538
	Golden Agri-Resources, Ltd.	2,347,900	440,385
*	Golden Energy & Resources, Ltd.	62,400	7,303
	Great Eastern Holdings, Ltd.	4,600	79,311
	GuocoLand, Ltd.	109,100	136,000
*	Halcyon Agri Corp., Ltd.	27,000	5,550
	Hanwell Holdings, Ltd.	81,500	30,323
	Haw Par Corp., Ltd.	37,700	373,657
	Ho Bee Land, Ltd.	90,300	185,213
	Hong Fok Corp., Ltd.	181,500	121,664
	Hong Leong Asia, Ltd.	126,800	98,807
	Hong Leong Finance, Ltd.	51,800	97,999
	Hongkong Land Holdings, Ltd.	143,600	710,133
	Hour Glass, Ltd. (The)	17,100	12,139
	Hutchison Port Holdings Trust.	2,014,100	502,484
*	Hyflux, Ltd.	178,500	22,293
	iFAST Corp., Ltd.	43,200	217,310
*	Indofood Agri Resources, Ltd.	263,400	64,311
	InnoTek, Ltd.	36,400	26,355
	Japfa, Ltd.	315,700	216,801
	Jardine Cycle & Carriage, Ltd.	29,333	510,612
	k1 Ventures, Ltd.	68,500	0
	Keppel Corp., Ltd.	174,500	708,943
	Keppel Infrastructure Trust.	822,451	339,541
	KSH Holdings, Ltd.	61,200	16,987
*	Lian Beng Group, Ltd.	159,300	60,445
*	Mandarin Oriental International, Ltd.	12,600	24,522
	Metro Holdings, Ltd.	220,500	124,906
#*	Midas Holdings, Ltd.	408,200	11,043
*	mm2 Asia, Ltd.	260,000	13,008
	NetLink NBN Trust	139,200	101,419

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	NSL, Ltd.	15,200	$10,616
	Olam International, Ltd.	150,600	196,776
	OUE, Ltd.	126,500	139,545
	Oversea-Chinese Banking Corp., Ltd.	177,643	1,623,928
	Oxley Holdings, Ltd.	536,051	102,437
	Pacific Century Regional Developments, Ltd.	64,700	19,449
	Pan-United Corp., Ltd.	35,125	8,711
	QAF, Ltd.	107,100	82,012
*	Raffles Education Corp., Ltd.	210,860	31,670
	Raffles Medical Group, Ltd.	111,310	96,165
	Riverstone Holdings, Ltd.	214,600	233,630
*	SATS, Ltd.	126,700	385,464
	SBS Transit, Ltd.	21,100	50,049
	Sembcorp Industries, Ltd.	325,696	517,721
#*	Sembcorp Marine, Ltd.	1,835,293	288,754
#	Sheng Siong Group, Ltd.	243,300	282,986
	SIA Engineering Co., Ltd.	21,500	36,763
	SIIC Environment Holdings, Ltd.	402,300	71,095
	Sinarmas Land, Ltd.	396,100	89,334
	Sing Holdings, Ltd.	63,900	18,251
*	Singapore Airlines, Ltd.	163,150	618,324
	Singapore Exchange, Ltd.	97,900	766,919
	Singapore Post, Ltd.	186,300	107,703
#	Singapore Press Holdings, Ltd.	600,500	829,121
	Singapore Technologies Engineering, Ltd.	145,600	421,214
	Singapore Telecommunications, Ltd.	436,100	818,187
	Singapore Telecommunications, Ltd.	58,700	110,494
	Stamford Land Corp., Ltd.	26,000	8,095
#	StarHub, Ltd.	194,500	197,085
	Straits Trading Co., Ltd.	28,000	58,016
*	Swiber Holdings, Ltd.	29,250	448
	Tai Sin Electric, Ltd.	50,690	13,109
	Tuan Sing Holdings, Ltd.	255,158	71,758
	UMS Holdings, Ltd.	96,400	103,992
	United Industrial Corp., Ltd.	40,200	84,805
	United Overseas Bank, Ltd.	75,016	1,495,276
	UOB-Kay Hian Holdings, Ltd.	39,029	51,598
	UOL Group, Ltd.	109,800	633,565
	Valuetronics Holdings, Ltd.	195,980	93,267
	Venture Corp., Ltd.	58,600	884,191
	Vicom, Ltd.	51,600	84,465
	Wilmar International, Ltd.	56,500	221,120
	Wing Tai Holdings, Ltd.	158,700	228,666
	Yangzijiang Shipbuilding Holdings, Ltd.	633,000	679,313

TOTAL SINGAPORE			24,609,537

SOUTH AFRICA — (1.6%)
*	Absa Group, Ltd.	209,926	1,770,012
	Adcock Ingram Holdings, Ltd.	30,156	89,786
	Advtech, Ltd.	244,725	232,695
	AECI, Ltd.	71,115	498,411
	African Rainbow Minerals, Ltd.	49,083	916,212
	Afrimat, Ltd.	25,483	85,129
	Alexander Forbes Group Holdings, Ltd.	302,000	79,448
	Allied Electronics Corp., Ltd., Class A	58,468	47,719
	Alviva Holdings, Ltd.	68,147	59,844
#	Anglo American Platinum, Ltd.	6,684	912,772
	AngloGold Ashanti, Ltd., Sponsored ADR	82,609	1,700,093
*	Aspen Pharmacare Holdings, Ltd.	108,021	1,202,111

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Astral Foods, Ltd.	17,948	$170,962
	AVI, Ltd.	115,961	566,287
	Balwin Properties, Ltd.	27,791	8,359
#*	Barloworld, Ltd.	115,762	762,893
*	Bid Corp., Ltd.	63,143	1,244,523
	Bidvest Group, Ltd. (The)	129,313	1,493,246
*	Blue Label Telecoms, Ltd.	219,486	65,079
#*	Brait P.L.C.	301,387	55,317
*	Capitec Bank Holdings, Ltd.	12,692	1,299,506
	Cashbuild, Ltd.	11,572	244,415
	City Lodge Hotels, Ltd.	201,278	59,710
	Clicks Group, Ltd.	58,060	968,208
	Coronation Fund Managers, Ltd.	70,488	267,922
	Curro Holdings, Ltd.	52,980	41,875
*	DataTec, Ltd.	113,626	223,225
*	Dis-Chem Pharmacies, Ltd.	41,328	66,924
	Discovery, Ltd.	96,065	872,270
*	Distell Group Holdings, Ltd.	20,079	174,495
*	EOH Holdings, Ltd.	24,810	13,296
#	Exxaro Resources, Ltd.	78,422	822,552
*	Famous Brands, Ltd.	7,565	30,177
	FirstRand, Ltd.	583,446	2,052,327
#*	Foschini Group, Ltd. (The)	153,424	1,216,822
	Gold Fields, Ltd., Sponsored ADR	439,903	4,126,290
*	Grindrod Shipping Holdings, Ltd.	4,404	35,739
*	Grindrod, Ltd.	176,161	57,345
	Harmony Gold Mining Co., Ltd.	107,803	485,859
	Harmony Gold Mining Co., Ltd., Sponsored ADR	104,321	473,617
	Hudaco Industries, Ltd.	13,071	99,040
	Impala Platinum Holdings, Ltd.	115,148	2,151,660
	Imperial Logistics, Ltd.	107,775	352,338
	Investec, Ltd.	62,066	235,977
	Italtile, Ltd.	83,239	98,059
	JSE, Ltd.	29,228	236,138
*	KAP Industrial Holdings, Ltd.	730,619	204,069
	Kumba Iron Ore, Ltd.	22,799	1,033,186
	Lewis Group, Ltd.	34,490	72,816
*	Liberty Holdings, Ltd.	75,084	297,995
*	Life Healthcare Group Holdings, Ltd.	595,628	781,858
*	Long4Life, Ltd.	280,141	80,618
*	Massmart Holdings, Ltd.	50,132	185,759
	Metair Investments, Ltd.	86,596	135,804
	MiX Telematics, Ltd.	4,997	2,520
	MiX Telematics, Ltd., Sponsored ADR	5,899	76,156
	Momentum Metropolitan Holdings	459,285	611,752
	Motus Holdings, Ltd.	73,334	459,606
	Mpact, Ltd.	66,696	103,107
	Mr. Price Group, Ltd.	56,056	701,254
*	MTN Group, Ltd.	551,968	3,492,142
	MultiChoice Group, Ltd.	130,618	1,124,098
*	Murray & Roberts Holdings, Ltd.	143,603	99,588
	Naspers, Ltd., Class N.	5,310	1,208,450
	Nedbank Group, Ltd.	133,517	1,360,368
	NEPI Rockcastle P.L.C.	59,610	401,401
*	Netcare, Ltd.	437,786	454,261
	Ninety One, Ltd.	19,630	65,161
*	Northam Platinum, Ltd.	103,329	1,776,908
	Oceana Group, Ltd.	34,784	166,174
#	Old Mutual, Ltd.	376,027	327,311

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Old Mutual, Ltd.	826,005	$720,634
*	Omnia Holdings, Ltd.	56,465	198,462
*	Pepkor Holdings, Ltd.	243,348	270,199
	Pick n Pay Stores, Ltd.	160,555	600,541
*	PPC, Ltd.	699,126	143,749
	PSG Group, Ltd.	44,961	232,099
	PSG Konsult, Ltd.	120,226	89,194
	Raubex Group, Ltd.	88,136	160,420
	Reunert, Ltd.	115,130	386,550
	RFG Holdings, Ltd.	59,205	49,973
	Royal Bafokeng Platinum, Ltd.	42,113	318,791
	Sanlam, Ltd.	342,425	1,322,016
*	Santam, Ltd.	18,728	330,881
*	Sappi, Ltd.	230,248	775,199
*	Sasol, Ltd.	65,150	1,096,018
#*	Sasol, Ltd., Sponsored ADR	42,458	709,473
	Shoprite Holdings, Ltd.	140,551	1,400,693
#	Sibanye Stillwater, Ltd.	981,960	4,568,469
	Sibanye Stillwater, Ltd., ADR	17,699	330,095
	SPAR Group, Ltd. (The)	80,382	1,014,675
*	Spur Corp., Ltd.	22,560	29,860
	Standard Bank Group, Ltd.	310,164	2,522,474
*	Steinhoff International Holdings NV	237,520	35,831
*	Sun International, Ltd.	140,988	146,724
*	Super Group, Ltd.	234,624	455,530
	Telkom SA SOC, Ltd.	129,841	351,616
	Tiger Brands, Ltd.	47,507	638,289
*	Transaction Capital, Ltd.	171,469	387,779
	Trencor, Ltd.	86,382	24,728
	Truworths International, Ltd.	149,781	497,419
*	Tsogo Sun Gaming, Ltd.	259,831	116,323
	Vodacom Group, Ltd.	111,782	969,090
#*	Wilson Bayly Holmes-Ovcon, Ltd.	29,110	215,182
*	Woolworths Holdings, Ltd.	378,783	1,285,030

TOTAL SOUTH AFRICA			66,283,052

SOUTH KOREA — (4.7%)
*	3S Korea Co., Ltd.	5,317	13,541
	ABco Electronics Co., Ltd.	2,040	14,014
*	Able C&C Co., Ltd.	2,668	17,686
	ABOV Semiconductor Co., Ltd.	2,891	43,498
*	Abpro Bio Co., Ltd.	15,343	17,473
*	Actoz Soft Co., Ltd.	235	1,869
	Advanced Process Systems Corp.	2,951	74,768
	Aekyung Industrial Co., Ltd.	1,084	25,403
	Aekyung Petrochemical Co., Ltd.	6,607	84,580
	AfreecaTV Co., Ltd.	2,255	180,422
*	Agabang&Company	14,748	68,447
	Ahn-Gook Pharmaceutical Co., Ltd.	1,612	18,811
	Ahnlab, Inc.	779	46,018
	AJ Networks Co., Ltd.	6,852	34,228
*	Ajin Industrial Co., Ltd.	8,820	28,033
	AK Holdings, Inc.	1,125	31,284
*	ALUKO Co., Ltd.	14,094	61,807
	Amorepacific Corp.	1,195	289,674
	AMOREPACIFIC Group	3,731	246,166
*	Amotech Co., Ltd.	1,253	34,168
*	Ananti, Inc.	8,916	63,888
*	Apact Co., Ltd.	3,082	18,684

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Aprogen KIC, Inc.	35,343	$66,278
*	Aprogen pharmaceuticals, Inc.	89,910	95,963
*	APS Holdings Corp.	6,436	69,457
*	Ascendio Co., Ltd.	896	906
	Asia Cement Co., Ltd.	618	66,927
	ASIA Holdings Co., Ltd.	484	56,072
	Asia Paper Manufacturing Co., Ltd.	2,509	125,202
	Atinum Investment Co., Ltd.	9,263	41,989
*	AUK Corp.	11,347	23,871
	Aurora World Corp.	2,350	22,543
	Austem Co., Ltd.	10,996	36,440
	Autech Corp.	2,978	35,914
	Avaco Co., Ltd.	3,317	38,134
	Baiksan Co., Ltd.	5,715	47,039
*	Barunson Entertainment & Arts Corp.	16,881	22,780
	BGF Co., Ltd.	10,500	65,091
	BGF retail Co., Ltd.	1,819	249,688
	BH Co., Ltd.	7,554	121,743
	Binggrae Co., Ltd.	1,628	90,595
*	BioSmart Co., Ltd.	1,337	8,278
	Bixolon Co., Ltd.	3,329	16,329
*	Bluecom Co., Ltd.	5,249	33,744
	BNK Financial Group, Inc.	78,969	544,049
	Boditech Med, Inc.	2,829	62,190
	Boryung Pharmaceutical Co., Ltd.	6,186	148,365
*	Bubang Co., Ltd.	8,619	26,253
	Bukwang Pharmaceutical Co., Ltd.	1,997	38,747
	Busan City Gas Co., Ltd.	542	30,670
	BYC Co., Ltd.	49	15,923
	Byucksan Corp.	18,048	70,972
*	CammSys Corp.	8,383	18,783
*	Capro Corp.	15,516	70,949
	Caregen Co., Ltd.	131	7,683
	Cell Biotech Co., Ltd.	1,192	20,117
*	Celltrion Pharm, Inc.	453	53,895
*	Celltrion, Inc.	2,987	711,033
	Changhae Ethanol Co., Ltd.	1,942	23,467
*	Charm Engineering Co., Ltd.	3,643	5,150
	Cheil Worldwide, Inc.	16,146	317,971
	Chemtronics Co., Ltd.	3,086	73,486
	Chinyang Holdings Corp.	4,663	12,591
	Chong Kun Dang Pharmaceutical Corp.	2,048	254,832
	Chongkundang Holdings Corp.	933	90,325
*	Chorokbaem Media Co., Ltd.	12,105	25,688
	Chosun Refractories Co., Ltd.	607	48,975
	Chunbo Co., Ltd.	147	23,831
	Chungdahm Learning, Inc.	1,652	39,573
#*	CJ CGV Co., Ltd.	6,912	161,780
	CJ CheilJedang Corp.	2,668	946,999
	CJ Corp.	7,712	660,194
	CJ ENM Co., Ltd.	3,540	456,736
*	CJ Freshway Corp.	1,953	41,963
*	CJ Logistics Corp.	2,428	373,397
*	CJ Seafood Corp.	3,844	15,181
	CKD Bio Corp.	910	60,573
	Classys, Inc.	4,375	57,515
	Clean & Science Co., Ltd.	2,425	54,517
	CLIO Cosmetics Co., Ltd.	1,113	22,883
*	Cloud Air Co., Ltd.	7,725	11,233

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	CMG Pharmaceutical Co., Ltd.	5,872	$22,956
	Com2uSCorp.	489	64,586
*	Comtec Systems Co., Ltd.	9,826	11,651
*	Coreana Cosmetics Co., Ltd.	5,061	21,243
	Cosmax BTI, Inc.	1,192	18,101
*	COSMAX NBT, Inc.	1,938	17,467
*	Cosmax, Inc.	1,972	214,507
*	Cosmecca Korea Co., Ltd.	1,559	22,252
	Coway Co., Ltd.	6,767	405,502
	Coweaver Co., Ltd.	2,448	20,062
	Cowell Fashion Co., Ltd.	10,020	59,551
	Crown Confectionery Co., Ltd.	2,751	34,819
	CROWNHAITAI Holdings Co., Ltd.	3,919	45,008
*	CrystalGenomics, Inc.	2,538	18,745
	CS Wind Corp.	1,812	124,485
*	CTC BIO, Inc.	2,718	17,225
	Cuckoo Holdings Co., Ltd.	329	41,527
	Cuckoo Homesys Co., Ltd.	1,899	71,892
*	Curo Co., Ltd.	9,884	5,375
	D.I Corp.	8,697	61,091
	Dae Han Flour Mills Co., Ltd.	427	61,375
	Dae Hyun Co., Ltd.	8,440	19,396
	Dae Won Chemical Co., Ltd.	8,405	20,687
	Dae Won Kang Up Co., Ltd.	14,591	55,432
	Daea TI Co., Ltd.	7,559	37,369
	Daebongls Co., Ltd.	2,132	20,384
*	Daechang Co., Ltd.	20,114	44,390
	Daedong Corp.	8,532	81,784
	Daeduck Co., Ltd.	2,930	18,888
	Daeduck Electronics Co., Ltd.	5,064	69,213
*	Daehan New Pharm Co., Ltd.	3,512	36,634
	Daehan Steel Co., Ltd.	6,129	116,165
*	Dae-Il Corp.	998	4,073
	Daejoo Electronic Materials Co., Ltd.	743	33,566
	Daekyo Co., Ltd.	7,575	29,637
	Daelim B&Co Co., Ltd.	2,743	18,285
*	Daemyung Sonoseason Co., Ltd.	12,905	15,964
	Daesang Corp.	7,766	180,163
	Daesang Holdings Co., Ltd.	8,332	83,780
	Daesung Holdings Co., Ltd.	1,493	43,784
*	Daesung Industrial Co., Ltd.	7,052	28,896
*	Daewon Media Co., Ltd.	1,500	46,548
	Daewon Pharmaceutical Co., Ltd.	3,602	54,425
	Daewon San Up Co., Ltd.	5,358	39,418
*	Daewoo Engineering & Construction Co., Ltd.	53,290	352,461
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,350	307,418
	Daewoong Co., Ltd.	2,635	85,593
	Daewoong Pharmaceutical Co., Ltd.	133	15,861
	Daihan Pharmaceutical Co., Ltd.	2,113	78,065
	Daishin Securities Co., Ltd.	13,391	233,005
*	Daiyang Metal Co., Ltd.	6,134	24,336
*	Danal Co., Ltd.	5,161	35,757
	Danawa Co., Ltd.	1,195	32,606
	Daou Data Corp.	5,188	62,276
	Daou Technology, Inc.	9,243	220,262
*	Dasan Networks, Inc.	3,438	29,587
	Dawonsys Co., Ltd.	2,025	35,099
*	Dayou Plus Co., Ltd.	39,586	41,481
	DB Financial Investment Co., Ltd.	14,665	93,415

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB HiTek Co., Ltd.	19,108	$943,633
	DB Insurance Co., Ltd.	24,548	1,078,593
*	DB, Inc.	34,307	28,624
	Dentium Co., Ltd.	1,517	81,113
	Deutsch Motors, Inc.	7,502	52,125
*	Development Advance Solution Co., Ltd.	4,645	21,674
	DGB Financial Group, Inc.	68,258	543,014
	DHP Korea Co., Ltd.	2,807	20,682
	DI Dong Il Corp.	660	107,535
	Digital Chosun Co., Ltd.	7,564	25,855
	Digital Daesung Co., Ltd.	6,546	46,643
	Digital Power Communications Co., Ltd.	7,186	90,135
*	DIO Corp.	2,305	84,374
	DL Construction Co., Ltd.	1,716	54,628
*	DL E&C Co., Ltd.	5,563	661,449
	DL Holdings Co., Ltd.	4,437	375,963
	DMS Co., Ltd.	5,594	42,914
	DNF Co., Ltd.	1,532	32,959
	Dohwa Engineering Co., Ltd.	2,214	18,364
	Dong A Eltek Co., Ltd.	3,336	30,990
	Dong Ah Tire & Rubber Co., Ltd.	1,575	17,031
	Dong-A ST Co., Ltd.	1,294	97,373
	Dong-Ah Geological Engineering Co., Ltd.	4,456	72,867
	Dongbu Corp.	2,681	30,811
	Dongil Industries Co., Ltd.	605	48,942
	Dongjin Semichem Co., Ltd.	16,117	443,904
	DongKook Pharmaceutical Co., Ltd.	5,555	141,273
	Dongkuk Industries Co., Ltd.	8,871	33,014
	Dongkuk Steel Mill Co., Ltd.	27,545	589,986
	Dongkuk Structures & Construction Co., Ltd.	3,477	18,813
	Dongsuh Cos., Inc.	3,025	85,285
	Dongsung Chemical Co., Ltd.	10,932	62,125
	Dongsung Finetec Co., Ltd.	1,660	19,824
	Dongwha Pharm Co., Ltd.	3,402	46,926
	Dongwon Development Co., Ltd.	24,409	140,847
	Dongwon F&B Co., Ltd.	498	90,898
	Dongwon Industries Co., Ltd.	849	205,835
	Dongwon Systems Corp.	2,464	95,707
	Dongyang E&P, Inc.	2,542	42,443
*	Dongyang Steel Pipe Co., Ltd.	20,607	32,333
*	Doosan Bobcat, Inc.	13,506	552,288
	Doosan Co., Ltd.	3,050	172,984
*	Doosan Fuel Cell Co., Ltd.	11,530	464,609
*	Doosan Heavy Industries & Construction Co., Ltd.	72,902	908,333
*	Doosan Infracore Co., Ltd.	48,437	469,180
	DoubleUGames Co., Ltd.	3,082	176,016
	Douzone Bizon Co., Ltd.	5,418	409,395
*	DSK Co., Ltd.	1,748	10,213
	DTR Automotive Corp.	1,827	52,893
*	Duk San Neolux Co., Ltd.	948	36,616
	Duksung Co., Ltd.	2,830	56,300
	DY Corp.	6,599	33,585
	DY POWER Corp.	2,787	48,758
	E1 Corp.	816	33,687
	Easy Bio, Inc.	15,765	119,374
	Easy Holdings Co., Ltd.	13,163	58,396
	EBEST Investment & Securities Co., Ltd.	9,868	74,698
	Echo Marketing, Inc.	3,042	64,115
	Ecopro Co., Ltd.	2,520	169,457

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	e-Credible Co., Ltd.	909	$17,330
*	Ehwa Technologies Information Co., Ltd.	164,130	37,331
	Elentec Co., Ltd.	4,988	34,457
	E-MART, Inc.	4,956	744,879
*	EM-Tech Co., Ltd.	2,205	39,945
	ENF Technology Co., Ltd.	4,799	167,836
	Eo Technics Co., Ltd.	464	48,714
	Estechpharma Co., Ltd.	3,921	40,608
	Eugene Corp.	21,899	114,185
	Eugene Investment & Securities Co., Ltd.	37,902	158,087
	Eusu Holdings Co., Ltd.	5,910	44,520
*	E-World	4,605	14,524
*	Exax, Inc.	7,736	10,597
	F&F Co., Ltd.	1,924	311,341
	Farmsco	7,465	55,517
	FarmStory Co., Ltd.	29,121	58,786
	Fila Holdings Corp.	14,259	582,688
	Fine Semitech Corp.	5,935	150,677
*	Foosung Co., Ltd.	6,835	62,995
*	G.U.ON Co., Ltd.	4,452	1,688
	Gabia, Inc.	1,782	23,800
*	Gamevil, Inc.	1,143	43,432
	Gaon Cable Co., Ltd.	1,018	27,175
*	Gemvaxlink Co., Ltd.	21,178	30,188
*	Genie Music Corp.	1,314	7,156
	Global Standard Technology Co., Ltd.	1,378	32,010
*	GMB Korea Corp.	3,121	20,908
	GOLFZON Co., Ltd.	1,071	90,329
	Golfzon Newdin Holdings Co., Ltd.	8,068	53,604
*	Grand Korea Leisure Co., Ltd.	4,717	69,198
	Green Cross Corp.	620	188,195
	Green Cross Holdings Corp.	2,491	81,614
	GS Engineering & Construction Corp.	19,090	755,022
*	GS Global Corp.	25,862	65,748
	GS Holdings Corp.	20,440	788,125
	GS Home Shopping, Inc.	932	124,278
	GS Retail Co., Ltd.	9,986	320,487
	Gwangju Shinsegae Co., Ltd.	369	57,172
	HAESUNG DS Co., Ltd.	3,675	114,356
	Haesung Industrial Co., Ltd.	3,344	43,645
	Haimarrow Food Service Co., Ltd.	9,267	29,760
	Haitai Confectionery & Foods Co., Ltd.	1,576	13,683
	Halla Corp.	15,710	83,811
	Halla Holdings Corp.	3,614	132,061
	Han Kuk Carbon Co., Ltd.	6,920	79,558
	Hana Financial Group, Inc.	48,169	1,974,417
*	Hana Micron, Inc.	9,900	127,818
	Hana Pharm Co., Ltd.	617	12,805
*	Hana Tour Service, Inc.	555	32,790
*	Hanall Biopharma Co., Ltd.	1,578	32,568
	HanChang Paper Co., Ltd.	12,050	25,767
*	Hancom MDS, Inc.	1,135	16,119
*	Hancom, Inc.	4,132	68,100
	Handok, Inc.	2,498	64,858
	Handsome Co., Ltd.	4,070	158,417
	Hanil Holdings Co., Ltd.	2,270	27,726
	Hanil Hyundai Cement Co., Ltd.	369	13,654
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,269	48,936
*	Hanjin Kal Corp.	186	9,266

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Transportation Co., Ltd.	3,824	$135,296
	Hankook Shell Oil Co., Ltd.	239	57,213
	Hankook Tire & Technology Co., Ltd.	25,389	1,095,514
	Hanmi Pharm Co., Ltd.	231	70,024
	Hanmi Science Co., Ltd.	500	30,987
	Hanmi Semiconductor Co., Ltd.	5,477	168,577
	HanmiGlobal Co., Ltd.	1,679	17,901
	Hanon Systems	21,775	317,200
*	Hans Biomed Corp.	730	9,288
	Hansae Co., Ltd.	1,193	26,057
	Hansae Yes24 Holdings Co., Ltd.	4,792	38,023
	Hanshin Construction	4,822	115,813
	Hanshin Machinery Co.	7,006	13,942
	Hansol Chemical Co., Ltd.	2,668	590,516
	Hansol Holdings Co., Ltd.	13,497	54,435
*	Hansol HomeDeco Co., Ltd.	16,336	29,777
	Hansol Paper Co., Ltd.	11,693	163,556
*	Hansol Technics Co., Ltd.	10,714	95,482
	Hanssem Co., Ltd.	596	59,778
	Hanwha Aerospace Co., Ltd.	9,918	342,573
	Hanwha Corp.	7,365	202,884
*	Hanwha General Insurance Co., Ltd.	35,527	152,291
*	Hanwha Investment & Securities Co., Ltd.	57,776	269,773
	Hanwha Life Insurance Co., Ltd.	100,853	317,111
*	Hanwha Solutions Corp.	20,206	829,344
	Hanyang Eng Co., Ltd.	4,895	79,406
	Hanyang Securities Co., Ltd.	4,400	56,181
*	Harim Co., Ltd.	15,284	43,818
	Harim Holdings Co., Ltd.	17,304	146,296
	HB Technology Co., Ltd.	6,750	20,153
	HDC Hyundai Engineering Plastics Co., Ltd.	4,188	22,256
*	Heung-A Shipping Co., Ltd.	31,939	1,389
*	Heungkuk Fire & Marine Insurance Co., Ltd.	30,824	124,031
	HIMS Co., Ltd.	1,730	20,355
	Hite Jinro Co., Ltd.	3,735	116,727
	Hitejinro Holdings Co., Ltd.	5,594	80,155
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	49,667
*	HLB, Inc.	2,624	78,087
	HLscience Co., Ltd.	680	26,419
#*	HMM Co., Ltd.	14,297	501,763
*	HNT Electronics Co., Ltd.	9,956	3,222
*	Homecast Co., Ltd.	5,319	14,330
	Hotel Shilla Co., Ltd.	2,916	225,866
	HS Industries Co., Ltd.	26,890	195,390
*	HSD Engine Co., Ltd.	4,327	38,558
	Huchems Fine Chemical Corp.	3,651	71,041
*	Hugel, Inc.	303	50,182
*	Humax Co., Ltd.	1	4
	Humedix Co., Ltd.	763	26,676
*	Huneed Technologies	3,729	28,163
	Huons Co., Ltd.	2,194	149,166
	Huons Global Co., Ltd.	2,297	152,927
	Huvis Corp.	5,615	53,098
	Huvitz Co., Ltd.	2,773	22,269
	Hwa Shin Co., Ltd.	11,774	51,264
	Hwacheon Machine Tool Co., Ltd.	773	27,012
*	Hwail Pharm Co., Ltd.	4,440	18,090
	Hwangkum Steel & Technology Co., Ltd.	4,237	36,614
	Hwaseung Corp Co., Ltd.	14,250	26,957

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hwaseung Enterprise Co., Ltd.	4,866	$80,417
*	Hwaseung R&A Co., Ltd.	5,408	31,065
	HwaSung Industrial Co., Ltd.	3,868	45,478
	Hy-Lok Corp.	2,141	36,716
*	Hyosung Advanced Materials Corp.	1,225	420,993
*	Hyosung Chemical Corp.	872	316,038
	Hyosung Corp.	1,727	153,909
	Hyosung TNC Corp.	1,183	765,936
	Hyundai Bioland Co., Ltd.	1,295	26,240
*	Hyundai Bioscience Co., Ltd.	1,480	55,301
	Hyundai BNG Steel Co., Ltd.	4,399	103,231
*	Hyundai Construction Equipment Co., Ltd.	5,034	251,507
	Hyundai Corp Holdings, Inc.	2,677	35,888
	Hyundai Corp.	3,245	62,488
	Hyundai Department Store Co., Ltd.	4,872	405,150
*	Hyundai Electric & Energy System Co., Ltd.	5,670	111,628
	Hyundai Elevator Co., Ltd.	3,810	154,950
	Hyundai Engineering & Construction Co., Ltd.	16,809	759,401
	Hyundai Ezwel Co., Ltd.	2,550	22,632
	Hyundai Futurenet Co., Ltd.	19,724	80,284
	Hyundai Glovis Co., Ltd.	6,371	1,095,746
	Hyundai Greenfood Co., Ltd.	14,906	130,099
	Hyundai Heavy Industries Holdings Co., Ltd.	9,625	607,355
	Hyundai Home Shopping Network Corp.	2,773	196,095
	Hyundai HT Co., Ltd.	3,896	36,244
	Hyundai Livart Furniture Co., Ltd.	5,250	84,443
	Hyundai Marine & Fire Insurance Co., Ltd.	34,740	758,441
*	Hyundai Mipo Dockyard Co., Ltd.	9,112	699,521
	Hyundai Mobis Co., Ltd.	6,590	1,594,964
	Hyundai Motor Co.	8,649	1,644,623
	Hyundai Motor Securities Co., Ltd.	8,272	104,873
	Hyundai Pharmaceutical Co., Ltd.	2,593	15,872
*	Hyundai Rotem Co., Ltd.	4,390	79,349
	Hyundai Steel Co.	22,549	1,120,897
	Hyundai Wia Corp.	6,863	428,237
	HyVision System, Inc.	1,431	17,277
	ICD Co., Ltd.	3,937	55,749
	IDIS Holdings Co., Ltd.	2,459	29,349
*	IHQ, Inc.	30,632	63,672
*	Il Dong Pharmaceutical Co., Ltd.	1,280	17,767
	Iljin Diamond Co., Ltd.	562	20,935
	Iljin Electric Co., Ltd.	4,435	16,685
	Iljin Holdings Co., Ltd.	11,581	57,479
	Iljin Materials Co., Ltd.	927	57,271
	Ilshin Spinning Co., Ltd.	489	44,400
	Ilsung Pharmaceuticals Co., Ltd.	145	10,991
	Ilyang Pharmaceutical Co., Ltd.	980	33,557
	iMarketKorea, Inc.	6,839	74,903
	InBody Co., Ltd.	2,830	52,018
	Industrial Bank of Korea	62,940	547,807
*	Infinity NT Co., Ltd.	21,844	14,331
	INITECH Co., Ltd.	3,505	17,481
	Innocean Worldwide, Inc.	1,034	55,674
	InnoWireless, Inc.	675	27,114
*	Innox Advanced Materials Co., Ltd.	1,478	74,091
*	Insun ENT Co., Ltd.	3,661	44,930
	Intelligent Digital Integrated Security Co., Ltd.	481	11,960
*	Interflex Co., Ltd.	2,858	30,753
	Interojo Co., Ltd.	2,322	50,679

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Interpark Corp.	22,058	$90,800
	INTOPS Co., Ltd.	5,178	140,603
	INZI Display Co., Ltd.	5,664	17,587
*	Iones Co., Ltd.	3,514	25,817
	IS Dongseo Co., Ltd.	6,257	374,859
	i-SENS, Inc.	1,688	43,037
	ISU Chemical Co., Ltd.	3,121	37,783
*	IsuPetasys Co., Ltd.	6,230	22,424
	It’s Hanbul Co., Ltd.	1,087	25,209
*	Jahwa Electronics Co., Ltd.	3,674	66,274
	JASTECH, Ltd.	1,642	10,926
*	Jayjun Cosmetic Co., Ltd.	7,176	12,678
	JB Financial Group Co., Ltd.	68,101	446,800
	JC Hyun System, Inc.	1,892	13,876
*	Jcontentree Corp.	611	25,615
*	Jeju Semiconductor Corp.	6,082	36,544
	Jinro Distillers Co., Ltd.	496	14,247
	Jinsung T.E.C.	6,512	88,447
	JLS Co., Ltd.	2,834	17,171
*	JNK Heaters Co., Ltd.	4,478	28,918
*	JNTC Co., Ltd.	1,367	12,303
*	Jusung Engineering Co., Ltd.	5,820	69,439
	JVM Co., Ltd.	732	12,368
	JW Holdings Corp.	2,801	12,067
	JW Life Science Corp.	3,481	60,837
	JW Pharmaceutical Corp.	627	16,387
#	JYP Entertainment Corp.	10,173	300,084
	Kakao Corp.	2,565	261,186
*	Kanglim Co., Ltd.	6,120	14,825
	Kangnam Jevisco Co., Ltd.	1,448	38,483
*	Kangwon Land, Inc.	12,078	273,513
	KAON Media Co., Ltd.	3,954	44,258
	KB Financial Group, Inc.	49,768	2,450,008
	KB Financial Group, Inc., ADR	886	43,343
	KC Co., Ltd.	3,354	86,515
	KC Green Holdings Co., Ltd.	5,906	24,060
	KC Tech Co., Ltd.	2,444	65,702
	KCC Corp.	1,374	385,424
	KCC Engineering & Construction Co., Ltd.	3,099	30,044
	KCC Glass Corp.	3,384	180,659
*	KEC Corp.	14,505	28,671
	KEPCO Engineering & Construction Co., Inc.	1,021	35,177
	KEPCO Plant Service & Engineering Co., Ltd.	3,807	115,972
*	KEYEAST Co., Ltd.	4,910	65,952
	Kginicis Co., Ltd.	4,395	78,860
	KGMobilians Co., Ltd.	4,597	44,617
*	KH Electron Co., Ltd.	15,024	15,886
*	KH FEELUX Co., Ltd.	7,330	24,933
*	KH Vatec Co., Ltd.	1,405	26,572
	Kia Corp.	35,762	2,480,537
	KINX, Inc.	620	38,490
	KISCO Corp.	6,754	71,543
	KISCO Holdings Co., Ltd.	3,626	64,182
	KISWIRE, Ltd.	2,991	72,980
	KIWOOM Securities Co., Ltd.	4,156	492,094
#*	KMW Co., Ltd.	2,169	111,583
	Kocom Co., Ltd.	2,542	16,270
	Koentec Co., Ltd.	5,183	42,219
	Koh Young Technology, Inc.	5,440	135,520

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar BNH Co., Ltd.	3,110	$141,721
	Kolmar Korea Co., Ltd.	1,416	70,951
	Kolmar Korea Holdings Co., Ltd.	2,620	68,769
	Kolon Corp.	2,068	58,860
	Kolon Global Corp.	2,247	48,668
	Kolon Industries, Inc.	8,158	441,426
*	Kolon Plastic, Inc.	1,808	10,573
	KoMiCo, Ltd.	1,570	90,156
	Korea Aerospace Industries, Ltd.	8,473	247,752
#	Korea Alcohol Industrial Co., Ltd.	4,299	56,533
	Korea Asset In Trust Co., Ltd.	32,495	135,208
	Korea Cast Iron Pipe Industries Co., Ltd.	2,701	25,189
*	Korea Circuit Co., Ltd.	4,852	55,472
	Korea District Heating Corp.	936	35,741
	Korea Electric Power Corp.	12,674	268,974
	Korea Electric Terminal Co., Ltd.	1,644	109,470
	Korea Export Packaging Industrial Co., Ltd.	855	19,035
*	Korea Gas Corp.	5,196	162,794
	Korea Investment Holdings Co., Ltd.	13,070	1,312,071
*	Korea Line Corp.	53,180	168,403
	Korea Petrochemical Ind Co., Ltd.	1,452	408,368
	Korea Real Estate Investment & Trust Co., Ltd.	38,971	80,956
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,635	910,956
	Korea United Pharm, Inc.	846	39,655
	Korea Zinc Co., Ltd.	2,074	829,634
*	Korean Air Lines Co., Ltd.	58,730	1,413,718
	Korean Reinsurance Co.	30,368	250,144
	Kortek Corp.	4,073	39,661
*	KPM Tech Co., Ltd.	8,705	22,667
	KPX Chemical Co., Ltd.	807	51,264
	KSS LINE, Ltd.	6,720	75,029
	KT Corp., Sponsored ADR	2,500	31,500
	KT Corp.	2,588	65,862
*	KT Hitel Co., Ltd.	4,017	44,577
	KT Skylife Co., Ltd.	13,595	108,177
	KT Submarine Co., Ltd.	4,890	27,297
	KT&G Corp.	13,803	1,021,421
	KTB Investment & Securities Co., Ltd.	22,459	117,050
	KTCS Corp.	8,939	23,118
	Ktis Corp.	7,637	19,608
	Kukbo Design Co., Ltd.	1,117	22,971
	Kukdo Chemical Co., Ltd.	1,153	93,486
	Kumho Petrochemical Co., Ltd.	8,905	2,069,820
*	Kumho Tire Co., Inc.	25,262	91,170
	KUMHOE&C Co., Ltd.	5,409	48,765
	Kumkang Kind Co., Ltd.	6,650	37,861
	Kwang Dong Pharmaceutical Co., Ltd.	11,146	89,357
	Kwang Myung Electric Co., Ltd.	8,801	21,483
	Kyeryong Construction Industrial Co., Ltd.	3,546	109,115
	Kyobo Securities Co., Ltd.	7,247	54,671
	Kyongbo Pharmaceutical Co., Ltd.	2,380	30,382
	Kyung Dong Navien Co., Ltd.	1,287	63,686
	Kyungbang Co., Ltd.	4,750	56,032
	KyungDong City Gas Co., Ltd.	710	14,939
	Kyungdong Pharm Co., Ltd.	4,514	41,906
	Kyung-In Synthetic Corp.	5,514	33,994
	LB Semicon, Inc.	13,039	160,728
	Leadcorp, Inc. (The)	7,183	57,540
	LEENO Industrial, Inc.	2,474	360,615

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Leenos Corp.	5,667	$7,906
	LF Corp.	8,861	144,194
	LG Chem, Ltd.	1,521	1,269,712
	LG Corp.	11,761	1,337,499
#*	LG Display Co., Ltd., ADR	7,000	75,460
#*	LG Display Co., Ltd.	69,894	1,517,860
	LG Electronics, Inc.	46,957	6,597,087
	LG Hausys, Ltd.	2,888	235,416
	LG HelloVision Co., Ltd.	18,251	87,283
	LG Household & Health Care, Ltd.	705	973,695
	LG Innotek Co., Ltd.	5,382	965,782
	LG International Corp.	14,844	409,895
	LG Uplus Corp.	102,528	1,214,672
	LIG Nex1 Co., Ltd.	2,825	100,332
	LMS Co., Ltd.	1,405	13,402
*	Lock & Lock Co., Ltd.	4,679	64,366
	LOT Vacuum Co., Ltd.	2,233	34,463
	Lotte Chemical Corp.	1,794	487,026
	Lotte Chilsung Beverage Co., Ltd.	1,425	179,089
	Lotte Confectionery Co., Ltd.	504	61,486
	Lotte Corp.	5,392	176,957
	LOTTE Fine Chemical Co., Ltd.	7,901	480,432
	Lotte Food Co., Ltd.	170	59,784
	LOTTE Himart Co., Ltd.	4,537	157,937
*	Lotte Non-Life Insurance Co., Ltd.	18,622	31,224
	Lotte Shopping Co., Ltd.	3,430	381,251
	LS Cable & System Asia, Ltd.	2,218	15,959
	LS Corp.	3,677	240,729
	LS Electric Co., Ltd.	5,025	256,198
*	Lumens Co., Ltd.	13,126	16,284
*	Lutronic Corp.	2,412	25,162
*	LVMC Holdings	22,015	72,607
	Macquarie Korea Infrastructure Fund	35,514	384,615
	Maeil Dairies Co., Ltd.	1,216	81,525
	Maeil Holdings Co., Ltd.	3,729	33,496
*	Mando Corp.	8,012	418,321
*	Maniker Co., Ltd.	38,370	25,394
#	Mcnex Co., Ltd.	7,768	333,300
	ME2ON Co., Ltd.	7,916	47,903
	Mediana Co., Ltd.	1,128	17,365
*	Medipost Co., Ltd.	780	23,773
	Medy-Tox, Inc.	780	122,188
	MegaStudy Co., Ltd.	3,852	46,537
	MegaStudyEdu Co., Ltd.	5,139	266,700
	Meritz Financial Group, Inc.	13,458	216,199
	Meritz Fire & Marine Insurance Co., Ltd.	29,045	520,640
	Meritz Securities Co., Ltd.	107,207	464,813
	Mi Chang Oil Industrial Co., Ltd.	191	13,954
*	MiCo, Ltd.	14,070	184,868
	Minwise Co., Ltd.	2,233	35,412
	Mirae Asset Life Insurance Co., Ltd.	44,124	159,283
	Mirae Asset Securities Co., Ltd.	74,420	666,712
	Mirae Asset Venture Investment Co., Ltd.	2,643	19,762
	Miwon Commercial Co., Ltd.	265	51,532
	Miwon Specialty Chemical Co., Ltd.	850	133,751
	MK Electron Co., Ltd.	6,706	68,590
*	MNTech Co., Ltd.	7,262	30,046
*	Modetour Network, Inc.	1,405	28,457
	Moorim P&P Co., Ltd.	9,257	44,153

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Moorim Paper Co., Ltd.	10,458	$26,697
	Motonic Corp.	2,447	28,017
	Mr Blue Corp.	3,539	34,557
#	MS Autotech Co., Ltd.	5,769	44,289
	Muhak Co., Ltd.	6,177	45,077
	Multicampus Co., Ltd.	681	20,563
	Nam Hwa Construction Co., Ltd.	881	8,683
	Namhae Chemical Corp.	8,559	70,678
*	Namsun Aluminum Co., Ltd.	2,629	9,179
	Namyang Dairy Products Co., Ltd.	154	44,616
*	NanoenTek, Inc.	2,240	21,398
	Nasmedia Co., Ltd.	1,093	34,590
	NAVER Corp.	2,103	677,212
	NCSoft Corp.	531	394,999
*	NDFOS Co., Ltd.	6,767	39,558
	NeoPharm Co., Ltd.	1,610	50,005
*	Neowiz	2,740	58,180
*	Neowiz Holdings Corp.	1,733	53,771
*	NEPES Corp.	4,262	152,273
	Netmarble Corp.	462	53,537
	New Power Plasma Co., Ltd.	5,200	30,001
	Nexen Corp.	11,324	50,510
	Nexen Tire Corp.	18,390	144,481
#*	Next Science Co., Ltd.	2,155	41,734
	NH Investment & Securities Co., Ltd.	27,539	317,111
*	NHN Corp.	2,595	169,810
*	NHN KCP Corp.	4,122	188,677
	NICE Holdings Co., Ltd.	9,644	167,152
	Nice Information & Telecommunication, Inc.	3,138	88,733
	NICE Information Service Co., Ltd.	13,197	259,141
	NICE Total Cash Management Co., Ltd.	8,267	49,093
*	NK Co., Ltd.	23,922	27,789
	Nong Shim Holdings Co., Ltd.	1,008	71,493
	Nong Woo Bio Co., Ltd.	2,704	31,492
	NongShim Co., Ltd.	1,064	272,271
	Noroo Holdings Co., Ltd.	946	12,477
	NOROO Paint & Coatings Co., Ltd.	2,394	29,441
	NPC	3,679	14,567
	NS Shopping Co., Ltd.	4,103	46,175
*	NuriFlex Co., Ltd.	2,417	15,729
*	OCI Co., Ltd.	5,236	583,348
	Opto Device Technology Co., Ltd.	4,785	31,963
	OptoElectronics Solutions Co., Ltd.	1,454	56,718
*	OPTRON-TEC, Inc.	7,896	59,377
	Orion Corp.	660	69,308
	Orion Holdings Corp.	10,473	165,373
	Osstem Implant Co., Ltd.	3,792	301,724
*	Osung Advanced Materials Co., Ltd.	8,492	30,310
	Ottogi Corp.	168	83,751
	Paik Kwang Industrial Co., Ltd.	8,901	40,589
	Pan Ocean Co., Ltd.	91,797	602,475
*	Pan-Pacific Co., Ltd.	10,094	25,617
*	Paradise Co., Ltd.	9,127	146,962
	Partron Co., Ltd.	14,316	136,399
*	Pearl Abyss Corp.	6,785	342,814
	PharmaResearch Co., Ltd.	626	39,315
*	Pharmicell Co., Ltd.	3,390	50,371
	PI Advanced Materials Co., Ltd.	4,953	212,634
	Poongsan Corp.	9,909	333,044

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Poongsan Holdings Corp.	3,033	$77,010
	POSCO, Sponsored ADR	8,667	705,580
	POSCO	6,517	2,129,851
	POSCO Chemical Co., Ltd.	1,349	179,331
	Posco ICT Co., Ltd.	13,262	85,594
	Posco International Corp.	26,084	490,292
	Posco M-Tech Co., Ltd.	8,384	63,767
*	Power Logics Co., Ltd.	10,381	76,133
	Protec Co., Ltd.	659	16,405
	PSK, Inc.	2,521	96,674
	Pulmuone Co., Ltd.	7,670	118,899
	Pungkuk Alcohol Industry Co., Ltd.	731	12,954
	Pyeong Hwa Automotive Co., Ltd.	4,745	41,920
*	Redrover Co., Ltd.	7,782	2,401
	Reyon Pharmaceutical Co., Ltd.	620	11,282
	RFHIC Corp.	897	32,679
	S Net Systems, Inc.	3,025	19,995
	S&S Tech Corp.	2,268	64,810
*	S.Y. Co., Ltd.	4,807	16,523
	S-1 Corp.	4,169	305,244
	Sajo Industries Co., Ltd.	1,127	47,932
	Sajodaerim Corp.	2,063	34,643
*	Sam Chun Dang Pharm Co., Ltd.	913	42,346
	Sam Young Electronics Co., Ltd.	5,658	62,354
	Sam Yung Trading Co., Ltd.	3,582	54,461
	Sambo Corrugated Board Co., Ltd.	727	10,395
*	Sambo Motors Co., Ltd.	5,206	32,881
	Samchully Co., Ltd.	644	49,062
	Samchuly Bicycle Co., Ltd.	2,503	31,465
	Samho Development Co., Ltd.	8,173	38,238
	SAMHWA Paints Industrial Co., Ltd.	2,439	28,680
	Samick Musical Instruments Co., Ltd.	18,322	28,577
	Samji Electronics Co., Ltd.	3,286	40,528
	Samjin LND Co., Ltd.	8,627	29,190
	Samjin Pharmaceutical Co., Ltd.	4,150	100,930
*	Samkee Corp.	9,415	37,518
*	Sammok S-Form Co., Ltd.	1,379	18,361
	SAMPYO Cement Co., Ltd.	17,261	83,621
*	Samsung Biologics Co., Ltd.	144	103,494
	Samsung C&T Corp.	8,780	1,068,478
	Samsung Card Co., Ltd.	7,651	242,688
	Samsung Electro-Mechanics Co., Ltd.	8,574	1,370,214
	Samsung Electronics Co., Ltd.	661,530	48,215,931
*	Samsung Engineering Co., Ltd.	42,242	655,210
	Samsung Fire & Marine Insurance Co., Ltd.	7,760	1,378,618
*	Samsung Heavy Industries Co., Ltd.	98,654	662,074
	Samsung Life Insurance Co., Ltd.	8,044	589,083
*	Samsung Pharmaceutical Co., Ltd.	3,396	17,120
	Samsung Publishing Co., Ltd.	1,330	51,233
	Samsung SDI Co., Ltd.	467	272,579
	Samsung SDS Co., Ltd.	1,616	265,015
	Samsung Securities Co., Ltd.	17,973	686,782
	SAMT Co., Ltd.	23,178	60,818
	Samwha Capacitor Co., Ltd.	3,391	195,658
	Samyang Corp.	1,345	70,778
	Samyang Foods Co., Ltd.	1,333	110,797
	Samyang Holdings Corp.	1,645	206,496
	Samyang Tongsang Co., Ltd.	608	45,102
*	Sangsangin Co., Ltd.	15,541	94,746

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sangsin Energy Display Precision Co., Ltd.	2,886	$35,100
	SaraminHR Co., Ltd.	2,179	68,308
	SAVEZONE I&C Corp.	7,852	28,266
*	SBS Media Holdings Co., Ltd.	8,772	20,382
*	SBW	106,312	59,454
*	S-Connect Co., Ltd.	9,219	18,683
*	SDN Co., Ltd.	6,167	15,971
	Seah Besteel Corp.	6,421	150,274
	SeAH Steel Corp.	668	70,328
	SeAH Steel Holdings Corp.	745	49,377
	Sebang Co., Ltd.	5,642	77,032
	Sebang Global Battery Co., Ltd.	3,462	267,881
#	Seegene, Inc.	8,410	706,120
	Sejong Industrial Co., Ltd.	5,251	40,607
*	Sejong Telecom, Inc.	135,194	95,301
*	Sekonix Co., Ltd.	4,279	24,773
	S-Energy Co., Ltd.	3,217	17,372
	Seobu T&D	13,665	96,858
	Seohan Co., Ltd.	37,879	58,808
*	Seojin System Co., Ltd.	2,108	82,451
	Seoul Semiconductor Co., Ltd.	10,202	171,705
*	Seowon Co., Ltd.	6,530	15,637
	SEOWONINTECH Co., Ltd.	3,132	21,743
	Seoyon Co., Ltd.	5,803	99,806
	Seoyon E-Hwa Co., Ltd.	6,608	52,418
*	Sewon E&C Co., Ltd.	19,474	30,711
	SEWOONMEDICAL Co., Ltd.	3,757	19,886
	SFA Engineering Corp.	6,220	233,352
*	SFA Semicon Co., Ltd.	20,791	146,777
*	SG Corp.	32,481	21,647
	SGC e Tec E&C Co., Ltd.	660	36,871
	SGC Energy Co., Ltd.	3,006	125,651
*	SH Energy & Chemical Co., Ltd.	26,194	26,320
	Shin Poong Pharmaceutical Co., Ltd.	491	30,789
	Shindaeyang Paper Co., Ltd.	852	60,990
	Shinhan Financial Group Co., Ltd.	56,542	2,031,854
	Shinhan Financial Group Co., Ltd., ADR	2,400	85,776
	Shinsegae Engineering & Construction Co., Ltd.	1,276	52,099
	Shinsegae Food Co., Ltd.	604	43,884
	Shinsegae Information & Communication Co., Ltd.	116	19,591
	Shinsegae International, Inc.	326	59,815
	Shinsegae, Inc.	2,377	648,192
*	Shinsung Tongsang Co., Ltd.	23,223	36,512
	Shinwha Intertek Corp.	10,450	32,743
*	Shinwon Corp.	22,158	33,233
	Shinyoung Securities Co., Ltd.	2,250	125,846
*	SHOWBOX Corp.	11,923	45,107
*	Signetics Corp.	17,051	21,047
	SIGONG TECH Co., Ltd.	2,357	17,928
	Silicon Works Co., Ltd.	1,734	148,308
	Silla Co., Ltd.	3,447	35,872
	SIMMTECH Co., Ltd.	13,854	281,835
	SIMPAC, Inc.	9,536	40,120
*	Sindoh Co., Ltd.	2,160	62,108
	Sinil Pharm Co., Ltd.	1,513	20,717
	SK Chemicals Co., Ltd.	579	137,923
	SK D&D Co., Ltd.	1,460	47,907
	SK Discovery Co., Ltd.	3,610	186,919
	SK Gas, Ltd.	479	43,221

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Holdings Co., Ltd.	4,564	$1,127,945
	SK Hynix, Inc.	79,671	9,088,969
*	SK Innovation Co., Ltd.	3,688	892,031
	SK Materials Co., Ltd.	1,223	368,502
	SK Networks Co., Ltd.	72,535	344,499
	SK Securities Co., Ltd.	72,246	66,394
	SK Telecom Co., Ltd.	1,926	524,617
	SKC Co., Ltd.	3,097	375,050
	SL Corp.	5,505	112,013
*	SM Entertainment Co., Ltd.	3,907	105,779
*	S-MAC Co., Ltd.	33,126	46,177
*	SMEC Co., Ltd.	5,759	9,403
	SNT Dynamics Co., Ltd.	5,786	42,325
	SNT Holdings Co., Ltd.	2,300	37,760
	SNT Motiv Co., Ltd.	4,395	241,166
*	SNU Precision Co., Ltd.	3,896	14,863
*	S-Oil Corp.	4,785	371,634
*	Solborn, Inc.	4,032	31,103
	Solus Advanced Materials Co., Ltd.	5,623	253,736
	Songwon Industrial Co., Ltd.	7,973	150,327
	Soulbrain Co., Ltd.	1,008	320,522
*	Soulbrain Holdings Co., Ltd.	2,987	112,205
	SPC Samlip Co., Ltd.	717	45,241
	SPG Co., Ltd.	5,210	50,129
	Spigen Korea Co., Ltd.	885	49,334
	Ssangyong Cement Industrial Co., Ltd.	45,960	320,111
*	Studio Dragon Corp.	582	53,904
	Suheung Co., Ltd.	1,837	88,269
	Sun Kwang Co., Ltd.	1,942	65,245
*	SundayToz Corp.	801	16,723
	Sung Kwang Bend Co., Ltd.	9,320	88,629
*	Sungchang Enterprise Holdings, Ltd.	23,155	60,006
	Sungdo Engineering & Construction Co., Ltd.	5,057	28,798
	Sungshin Cement Co., Ltd.	6,391	59,680
	Sungwoo Hitech Co., Ltd.	18,816	95,429
	Sunjin Co., Ltd.	4,911	86,895
*	Suprema, Inc.	529	12,664
*	Synopex, Inc.	12,318	41,395
	Systems Technology, Inc.	1,656	28,438
	Tae Kyung Industrial Co., Ltd.	6,193	38,443
	Taekwang Industrial Co., Ltd.	130	121,666
*	Taewoong Co., Ltd.	5,246	58,952
	Taeyoung Engineering & Construction Co., Ltd.	10,872	126,887
	Taeyung BK Co., Ltd.	5,855	23,549
*	Taihan Electric Wire Co., Ltd.	11,757	12,050
*	Taihan Fiberoptics Co., Ltd.	9,307	26,588
*	Taihan Textile Co., Ltd.	1,039	41,136
*	Tailim Packaging Co., Ltd.	6,595	30,285
	TechWing, Inc.	4,186	94,540
	TES Co., Ltd.	1,400	42,925
*	Theragen Etex Co., Ltd.	7,865	62,279
*	Thinkware Systems Corp.	2,160	30,000
*	TK Chemical Corp.	10,111	60,055
	TK Corp.	8,187	80,436
	Tokai Carbon Korea Co., Ltd.	1,461	255,792
	Tongyang Life Insurance Co., Ltd.	18,908	80,821
	Tongyang, Inc.	65,030	81,011
*	Top Engineering Co., Ltd.	3,089	25,301
	Toptec Co., Ltd.	4,568	49,815

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Tovis Co., Ltd.	5,714	$40,111
	TS Corp.	24,800	79,381
*	Tuksu Construction Co., Ltd.	4,579	36,974
*	TY Holdings Co., Ltd.	10,482	254,010
	Ubiquoss, Inc.	1,332	24,448
*	UIL Co., Ltd.	4,913	17,712
	Uju Electronics Co., Ltd.	1,734	43,037
	Uni-Chem Co., Ltd.	14,391	21,805
*	Unick Corp.	2,721	18,469
	Unid Co., Ltd.	2,127	163,662
	Union Semiconductor Equipment & Materials Co., Ltd.	6,126	76,346
	Uniquest Corp.	3,608	34,206
	Value Added Technology Co., Ltd.	2,552	69,650
	Viatron Technologies, Inc.	3,044	32,926
	Vieworks Co., Ltd.	1,617	54,631
	Visang Education, Inc.	2,929	21,088
	Vitzrocell Co., Ltd.	1,842	23,704
*	Vivien Corp.	2,130	6,558
*	VT GMP Co., Ltd.	4,452	35,949
*	W Holding Co., Ltd.	36,772	10,645
*	Webzen, Inc.	2,491	77,355
	Wemade Co., Ltd.	967	45,072
	Whanin Pharmaceutical Co., Ltd.	3,091	58,032
	Wiable Corp.	7,492	30,176
*	WillBes & Co. (The)	10,683	20,984
	Winix, Inc.	1,651	34,252
*	Winpac, Inc.	11,956	25,843
	Wins Co., Ltd.	1,377	20,704
	WiSoL Co., Ltd.	11,563	132,483
*	WIZIT Co., Ltd.	16,810	25,492
*	Wonik Holdings Co., Ltd.	19,365	115,872
	WONIK IPS Co., Ltd.	1,805	81,864
	Wonik Materials Co., Ltd.	2,336	79,658
*	Wonik Pne Co., Ltd.	1,805	32,817
*	Wonik QnC Corp.	1,340	32,808
	Woojin, Inc.	3,421	15,793
	Woori Financial Capital Co., Ltd.	1,326	14,171
	Woori Financial Group, Inc.	121,226	1,165,205
	Woori Investment Bank Co., Ltd.	75,439	58,677
*	Woori Technology Investment Co., Ltd.	2,388	21,351
*	Woori Technology, Inc.	10,028	11,976
	Woorison F&G Co., Ltd.	11,019	23,654
	Woory Industrial Co., Ltd.	2,626	61,601
*	Woosu AMS Co., Ltd.	1,007	5,404
	WooSung Feed Co., Ltd.	632	21,077
*	Woowon Development Co., Ltd.	4,128	24,877
	Y G-1 Co., Ltd.	3,966	33,079
	YAS Co., Ltd.	821	12,977
*	Y-entec Co., Ltd.	1,858	28,077
*	YG Entertainment, Inc.	1,090	40,622
	YMC Co., Ltd.	1,408	10,615
	Yonwoo Co., Ltd.	1,289	32,345
	Yoosung Enterprise Co., Ltd.	3,387	10,357
	Youlchon Chemical Co., Ltd.	2,627	58,462
	Young Poong Corp.	186	113,373
	Young Poong Precision Corp.	5,214	46,404
	Youngone Corp.	8,569	337,073
	Youngone Holdings Co., Ltd.	1,902	81,312
	Yuanta Securities Korea Co., Ltd.	48,366	188,422

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Yuhan Corp.	4,247	$244,864
*	Yungjin Pharmaceutical Co., Ltd.	4,287	24,934
*	Yuyang DNU Co., Ltd.	11,930	4,907
	Zeus Co., Ltd.	1,235	30,570

TOTAL SOUTH KOREA			195,888,293

SPAIN — (1.3%)
	Acciona SA	14,249	2,477,075
	Acerinox SA	47,638	660,566
	ACS Actividades de Construccion y Servicios SA	46,390	1,511,420
*	Aena SME SA	8,581	1,491,340
	Alantra Partners SA	733	13,913
	Almirall SA	13,541	212,568
*	Amadeus IT Group SA	18,460	1,257,089
*	Amper SA	289,548	66,886
*	Applus Services SA	34,663	366,735
*	Atresmedia Corp. de Medios de Comunicacion SA	32,856	158,126
*	Azkoyen SA	6,948	49,481
	Banco Bilbao Vizcaya Argentaria SA	450,377	2,521,921
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	148,826
*	Banco de Sabadell SA	2,392,489	1,514,739
	Banco Santander SA	1,143,717	4,411,948
*	Banco Santander SA	112,382	411,398
	Bankinter SA	184,374	1,008,258
	CaixaBank SA	776,045	2,482,540
	Cellnex Telecom SA	8,464	478,758
	Cia de Distribucion Integral Logista Holdings SA	24,479	508,905
	CIE Automotive SA	19,308	537,074
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	299,757
	Ebro Foods SA	24,428	499,506
*	eDreams ODIGEO SA	19,877	115,785
	Elecnor SA	10,479	130,988
	Enagas SA	75,631	1,646,523
*	Ence Energia y Celulosa SA	51,136	224,458
	Endesa SA	37,612	989,260
	Ercros SA	55,534	177,472
	Euskaltel SA	38,038	506,032
	Faes Farma SA	125,609	523,361
	Ferrovial SA	11,832	335,926
	Fluidra SA	13,851	480,990
	Fomento de Construcciones y Contratas SA	16,634	217,956
	Global Dominion Access SA	61,555	303,410
	Grifols SA	15,694	425,090
	Grupo Catalana Occidente SA	12,112	507,084
	Grupo Empresarial San Jose SA	5,388	38,333
	Iberdrola SA	567,779	7,672,934
*	Indra Sistemas SA	57,643	599,772
#	Industria de Diseno Textil SA	74,806	2,661,649
	Laboratorios Farmaceuticos Rovi SA	1,221	70,780
	Liberbank SA	824,186	291,390
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	361,312
	Mapfre SA	267,145	573,938
*	Mediaset Espana Comunicacion SA	89,514	569,776
*	Melia Hotels International SA	48,424	395,538
	Miquel y Costas & Miquel SA	12,924	223,891
	Naturgy Energy Group SA	71,603	1,839,451
#*	Obrascon Huarte Lain SA	47,065	37,010
	Pharma Mar SA	3,529	403,150
*	Promotora de Informaciones SA, Class A	69,984	77,434

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Prosegur Cia de Seguridad SA	114,510	$356,161
#*	Quabit Inmobiliaria SA	42,123	20,500
*	Realia Business SA	44,100	36,199
	Red Electrica Corp. SA	58,838	1,080,151
	Repsol SA	168,790	2,014,725
	Sacyr SA	148,107	410,296
*	Siemens Gamesa Renewable Energy SA	9,784	353,396
*	Solaria Energia y Medio Ambiente SA	11,078	227,106
*	Solarpack Corp. Tecnologica SA	753	18,012
*	Talgo SA	16,592	84,911
*	Tecnicas Reunidas SA	8,714	129,930
	Telefonica SA, Sponsored ADR	7,126	33,421
	Telefonica SA	440,250	2,040,260
*	Tubacex SA	32,678	65,848
	Unicaja Banco SA	407,078	401,180
	Vidrala SA	9,192	1,034,584
	Viscofan SA	23,792	1,625,926
*	Vocento SA	5,805	7,450
	Zardoya Otis SA	55,531	351,744

TOTAL SPAIN			55,781,322

SWEDEN — (2.3%)
	AAK AB	9,365	214,466
	AcadeMedia AB	40,463	418,820
	Adapteo Oyj	19,462	245,023
	AddLife AB, Class B	16,692	462,229
*	AddNode Group AB	7,440	253,740
	AddTech AB, Class B	86,084	1,500,719
*	AF Poyry AB	25,821	844,883
#	Alfa Laval AB	44,913	1,516,831
	Alimak Group AB	11,144	192,106
*	Ambea AB	3,700	34,685
*	Annehem Fastigheter AB, Class B	21,357	74,737
*	Arise AB	2,960	18,367
	Arjo AB, Class B	82,144	809,947
	Assa Abloy AB, Class B	23,784	678,072
	Atlas Copco AB, Class A	43,228	2,621,348
	Atlas Copco AB, Class B	25,121	1,303,502
	Atrium Ljungberg AB, Class B	11,759	246,306
*	Attendo AB	43,919	255,874
	Avanza Bank Holding AB	32,635	1,171,441
	Axfood AB	17,325	433,553
	Beijer Alma AB	17,589	394,797
*	Beijer Electronics Group AB	9,101	55,006
	Beijer Ref AB	52,878	820,011
	Bergman & Beving AB	10,482	159,647
	Besqab AB	1,464	28,080
	Betsson AB	52,606	477,979
*	BHG Group AB	2,661	51,127
#	Bilia AB, Class A	44,791	780,766
	BillerudKorsnas AB	55,833	1,140,266
	BioGaia AB, Class B	5,910	282,074
	Biotage AB	11,182	241,286
#	Boliden AB	42,720	1,661,702
	Bonava AB, Class B	38,700	458,498
	Bravida Holding AB	31,771	471,392
	Bufab AB	14,774	390,128
	Bulten AB	5,345	68,698
	Bure Equity AB	25,410	1,159,713

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Byggmax Group AB	33,815	$295,164
#	Castellum AB	19,879	484,095
	Catena AB	5,475	264,635
*	Cavotec SA	12,443	38,311
*	CDON AB	1,195	73,555
*	Clas Ohlson AB, Class B	10,924	116,595
	Cloetta AB, Class B	103,165	322,931
*	Collector AB	4,634	17,122
	Concentric AB	12,248	275,261
	Coor Service Management Holding AB	6,606	55,957
	Dios Fastigheter AB	22,212	211,421
	Dometic Group AB	78,050	1,228,286
*	Doro AB	6,889	48,688
*	Duni AB	13,942	197,685
#	Dustin Group AB	28,097	350,639
	Eastnine AB	6,403	96,658
	Elanders AB, Class B	2,784	57,257
	Electrolux AB	71,713	2,011,326
*	Electrolux Professional AB, Class B	71,713	454,290
	Elekta AB, Class B	33,319	445,569
*	Eltel AB	29,981	92,154
*	Enea AB	5,103	144,231
	Epiroc AB, Class A	48,649	1,052,643
	Epiroc AB, Class B	30,082	588,990
	Essity AB, Class A	2,277	75,409
	Essity AB, Class B	48,104	1,570,018
	Evolution Gaming Group AB	12,068	2,382,327
	eWork Group AB	2,020	22,670
	Fabege AB	25,874	385,761
	Fagerhult AB	18,220	125,106
#*	Fastighets AB Balder, Class B	6,995	403,037
#	FastPartner AB, Class A	7,965	87,260
	Fenix Outdoor International AG	1,057	156,435
	Getinge AB, Class B	28,116	950,912
*	Granges AB	32,723	438,596
#*	H & M Hennes & Mauritz AB, Class B	73,463	1,807,732
*	Haldex AB	18,099	122,063
	Heba Fastighets AB, Class B	3,227	44,637
	Hexagon AB, Class B	1,956	186,835
	Hexpol AB	81,515	999,406
	HMS Networks AB	3,451	149,254
#*	Hoist Finance AB	27,317	112,209
	Holmen AB, Class B	13,019	614,263
	Hufvudstaden AB, Class A	16,447	262,160
*	Humana AB	6,299	57,052
	Husqvarna AB, Class A	4,692	65,934
	Husqvarna AB, Class B	75,873	1,056,573
	ICA Gruppen AB	13,136	605,478
	Indutrade AB	56,052	1,463,835
*	International Petroleum Corp.	24,508	86,136
#	Intrum AB	17,623	606,076
*	Inwido AB	29,409	514,515
#*	ITAB Shop Concept AB, Class B	6,100	13,420
	JM AB	21,144	783,297
*	Kindred Group P.L.C.	70,894	1,220,172
	Klovern AB, Class B	147,424	285,348
*	KNOW IT AB	12,257	452,368
#	Kungsleden AB	36,588	425,396
	Lagercrantz Group AB, Class B	58,890	607,179

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Lifco AB, Class B	4,400	$471,208
	Lindab International AB	33,771	687,335
#	Loomis AB	47,522	1,556,223
	Lundin Energy AB	16,381	522,520
*	Mekonomen AB	18,686	320,741
*	Millicom International Cellular SA	28,587	1,129,722
	MIPS AB	1,148	92,865
*	Modern Times Group MTG AB, Class B	31,131	474,928
*	Momentum Group AB, Class B	11,880	276,707
	Mycronic AB	12,054	355,890
	NCC AB, Class B	21,254	400,757
*	Nederman Holding AB	851	16,440
#*	Nelly Group AB	4,542	20,521
*	New Wave Group AB, Class B	25,425	272,943
	Nibe Industrier AB, Class B	8,037	293,519
	Nobia AB	70,790	615,295
*	Nobina AB	51,787	457,761
*	Nolato AB, Class B	6,962	687,431
*	Nordic Entertainment Group AB, Class B	16,556	767,991
	Nordic Waterproofing Holding AB	11,053	235,926
	NP3 Fastigheter AB	8,033	147,496
	Nyfosa AB	30,997	372,897
	OEM International AB, Class B	1,210	57,746
*	Pandox AB	28,379	495,507
*	Peab AB, Class B	106,789	1,540,493
	Platzer Fastigheter Holding AB, Class B	7,438	97,248
	Pricer AB, Class B	36,633	147,777
	Proact IT Group AB	5,567	175,671
#*	Qliro AB	4,541	25,614
	Ratos AB, Class B	103,114	606,823
*	RaySearch Laboratories AB	6,442	63,289
	Resurs Holding AB	53,508	276,563
*	Rottneros AB	37,562	43,624
	Saab AB, Class B	22,869	676,910
	Sagax AB, Class B	5,373	141,901
#	Samhallsbyggnadsbolaget i Norden AB	209,426	796,585
#	Sandvik AB	25,508	630,799
#*	SAS AB	1,329,180	307,219
*	Scandi Standard AB	26,009	203,617
#*	Scandic Hotels Group AB	35,127	158,375
	Sectra AB, Class B	6,510	464,510
#	Securitas AB, Class B	68,998	1,174,513
*	Semcon AB	7,306	100,074
*	Sensys Gatso Group AB	93,608	13,480
*	Sinch AB	358	55,908
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,241,939
	Skanska AB, Class B	81,113	2,196,793
	SKF AB, Class A	2,558	67,008
	SKF AB, Class B	54,623	1,411,227
#*	SkiStar AB	14,757	223,366
*	SSAB AB, Class A	2,266	12,378
*	SSAB AB, Class A	76,315	413,081
*	SSAB AB, Class B	12,844	64,533
*	SSAB AB, Class B	135,021	673,510
	Svenska Cellulosa AB SCA, Class A	4,431	79,977
#	Svenska Cellulosa AB SCA, Class B	75,617	1,324,157
	Svenska Handelsbanken AB, Class A	92,886	1,075,645
#	Svenska Handelsbanken AB, Class B	1,473	17,994
	Sweco AB, Class B	22,845	406,207

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Swedbank AB, Class A	52,408	$920,029
	Swedish Match AB	9,222	754,954
*	Swedish Orphan Biovitrum AB	19,173	325,499
*	Systemair AB	3,698	111,253
#	Tele2 AB, Class B	67,978	878,028
	Telefonaktiebolaget LM Ericsson, Class A	3,716	50,841
	Telefonaktiebolaget LM Ericsson, Class B	225,517	3,097,279
	Telia Co. AB	251,519	1,042,252
	Tethys Oil AB	1,473	10,662
	Thule Group AB	16,794	761,738
	Trelleborg AB, Class B	28,963	753,496
	Troax Group AB	14,558	528,335
	VBG Group AB, Class B	736	15,447
	Vitrolife AB	5,310	198,967
	Volvo AB, Class A	37,610	946,382
	Volvo AB, Class B	272,897	6,664,300
#	Wallenstam AB, Class B	24,992	386,240
#	Wihlborgs Fastigheter AB	21,726	444,125

TOTAL SWEDEN			95,529,155

SWITZERLAND — (4.5%)
	ABB, Ltd.	92,764	3,013,174
	Adecco Group AG	38,956	2,640,420
*	Alcon, Inc.	53,297	4,020,147
	Allreal Holding AG	5,690	1,151,680
	ALSO Holding AG	2,341	708,013
*	APG SGA SA	491	117,565
#	Arbonia AG	23,817	412,378
*	Aryzta AG	440,450	496,490
*	Ascom Holding AG	13,667	214,159
*	Autoneum Holding AG	1,342	259,370
	Bachem Holding AG, Class B	653	331,512
	Baloise Holding AG	12,833	2,169,978
	Banque Cantonale de Geneve	767	135,224
	Banque Cantonale Vaudoise	8,308	846,971
	Barry Callebaut AG	517	1,141,486
	Belimo Holding AG	1,220	486,873
	Bell Food Group AG	922	288,248
	Bellevue Group AG	3,363	142,588
	Berner Kantonalbank AG	1,899	444,098
	BKW AG	4,217	472,277
*	Bobst Group SA	2,840	188,832
	Bossard Holding AG, Class A	3,940	947,285
	Bucher Industries AG	2,792	1,465,289
	Burckhardt Compression Holding AG	883	317,092
	Burkhalter Holding AG	1,875	149,088
	Bystronic AG	651	795,704
	Calida Holding AG	2,268	88,962
*	Carlo Gavazzi Holding AG	249	59,626
	Cembra Money Bank AG	9,320	1,013,433
	Chocoladefabriken Lindt & Spruengli AG	11	1,087,548
	Cicor Technologies, Ltd.	1,175	65,318
	Cie Financiere Richemont SA	30,476	3,127,654
	Cie Financiere Tradition SA	926	119,139
	Clariant AG	80,561	1,687,461
	Coltene Holding AG	2,199	311,235
	Comet Holding AG	98	25,128
	Credit Suisse Group AG	172,760	1,810,521
#	Credit Suisse Group AG, Sponsored ADR	96,272	1,017,597

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Daetwyler Holding AG	2,283	$740,890
	DKSH Holding AG	15,090	1,214,357
	dormakaba Holding AG	982	645,305
#*	Dottikon Es Holding AG	650	127,466
#*	Dufry AG	19,805	1,303,341
	EFG International AG	44,266	386,870
	Emmi AG	776	805,909
	EMS-Chemie Holding AG	500	466,856
*	Feintool International Holding AG	1,181	84,207
*	Flughafen Zurich AG	7,710	1,386,880
	Forbo Holding AG	375	718,215
	Galenica AG	3,960	267,999
#*	GAM Holding AG	81,462	211,084
	Geberit AG	5,062	3,330,837
	Georg Fischer AG	1,751	2,455,206
	Givaudan SA	314	1,315,715
	Gurit Holding AG	219	569,310
	Helvetia Holding AG	15,359	1,846,532
	Hiag Immobilien Holding AG	1,172	136,021
#*	HOCHDORF Holding AG	378	25,243
	Huber & Suhner AG	6,475	519,656
*	Implenia AG	8,365	243,819
*	Ina Invest Holding AG	1,673	34,757
	Inficon Holding AG	699	747,766
	Interroll Holding AG	231	789,511
	Intershop Holding AG	332	222,128
	Investis Holding SA	981	103,987
	Julius Baer Group, Ltd.	58,912	3,707,770
*	Jungfraubahn Holding AG	732	110,469
	Kardex Holding AG	3,616	746,447
#*	Komax Holding AG	1,351	324,142
#	Kudelski SA	13,192	61,151
#	Kuehne + Nagel International AG	6,968	2,083,396
	LafargeHolcim, Ltd.	61,423	3,790,272
	LafargeHolcim, Ltd.	6,741	415,836
	Landis+Gyr Group AG	5,067	351,239
*	Lastminute.com NV	1,562	65,810
	LEM Holding SA	135	252,814
	Liechtensteinische Landesbank AG	5,570	329,610
#	Logitech International SA	19,841	2,199,970
	Lonza Group AG	4,033	2,563,835
	Luzerner Kantonalbank AG	1,342	633,734
*	Meier Tobler Group AG	2,640	46,419
	Metall Zug AG	79	171,247
*	Meyer Burger Technology AG	70,281	32,756
*	Mikron Holding AG	2,756	19,316
	Mobilezone Holding AG	16,695	208,935
	Mobimo Holding AG	2,487	790,297
	Nestle SA	285,492	34,067,958
	Novartis AG, Sponsored ADR	20,738	1,767,707
	Novartis AG	100,236	8,553,774
	OC Oerlikon Corp. AG	82,861	969,050
*	Orascom Development Holding AG	4,127	46,114
	Orior AG	2,610	239,049
	Partners Group Holding AG	2,148	3,059,755
*	Peach Property Group AG	335	18,920
	Phoenix Mecano AG	286	145,944
	Plazza AG, Class A	322	113,212
	PSP Swiss Property AG	8,952	1,104,644

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Rieter Holding AG	1,440	$221,711
	Roche Holding AG 710891904	2,616	909,602
	Roche Holding AG 711038901	58,789	19,174,361
	Romande Energie Holding SA	61	86,188
	Schaffner Holding AG	112	31,507
	Schindler Holding AG	2,452	682,261
	Schweiter Technologies AG	520	843,856
*	Sensirion Holding AG	338	23,082
	SFS Group AG	5,236	674,919
	SGS SA	757	2,239,888
	Siegfried Holding AG	1,662	1,528,484
	SIG Combibloc Group AG	52,974	1,298,450
	Sika AG	19,260	5,752,241
*	Sonova Holding AG	4,942	1,463,326
	St Galler Kantonalbank AG	1,226	574,023
	Straumann Holding AG	303	433,039
	Sulzer AG	7,639	870,277
	Swatch Group AG (The)	6,459	1,979,726
	Swatch Group AG (The)	11,351	680,897
	Swiss Life Holding AG	4,240	2,065,861
	Swiss Prime Site AG	25,105	2,443,200
	Swiss Re AG	35,528	3,298,459
#*	Swiss Steel Holding AG	255,787	88,070
	Swisscom AG	5,434	2,950,383
	Swissquote Group Holding SA	3,796	570,006
	Temenos AG	15,969	2,347,760
	Thurgauer Kantonalbank	389	45,175
#*	Tornos Holding AG	3,541	24,625
*	TX Group AG	1,055	81,198
#	u-blox Holding AG	3,181	218,091
	UBS Group AG	204,461	3,122,242
	Valiant Holding AG	5,043	559,125
*	Valora Holding AG	1,777	372,882
	Varia US Properties AG	573	24,110
	VAT Group AG	3,851	1,099,707
	Vaudoise Assurances Holding SA	417	222,377
	Vetropack Holding AG	4,850	293,478
	Vifor Pharma AG	10,885	1,568,781
	Vontobel Holding AG	11,746	884,028
	VP Bank AG	1,705	214,852
	VZ Holding AG	3,945	339,692
*	V-ZUG Holding AG	790	109,153
	Walliser Kantonalbank	123	14,417
	Warteck Invest AG	23	60,189
	Ypsomed Holding AG	1,038	166,617
	Zehnder Group AG	4,844	390,707
	Zueblin Immobilien Holding AG	454	13,722
	Zug Estates Holding AG, Class B	34	73,919
	Zuger Kantonalbank AG	25	188,334
	Zurich Insurance Group AG	8,820	3,618,479

TOTAL SWITZERLAND			190,398,499

TAIWAN — (5.4%)
	ABC Taiwan Electronics Corp.	35,544	42,505
	Ability Enterprise Co., Ltd.	123,988	82,094
*	Ability Opto-Electronics Technology Co., Ltd.	29,083	90,404
#	AcBel Polytech, Inc.	63,000	66,262
	Accton Technology Corp.	119,000	1,347,446
#	Acer, Inc.	733,000	895,868

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ACES Electronic Co., Ltd.	37,000	$59,158
	Acter Group Corp., Ltd.	29,735	212,425
	Action Electronics Co., Ltd.	63,000	37,433
	Actron Technology Corp.	18,642	79,925
	A-DATA Technology Co., Ltd.	89,000	381,815
	Addcn Technology Co., Ltd.	4,000	34,573
	Advanced Ceramic X Corp.	8,000	151,954
	Advanced International Multitech Co., Ltd.	60,000	180,444
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	21,379	8,186
#*	Advanced Optoelectronic Technology, Inc.	31,000	38,676
	Advancetek Enterprise Co., Ltd.	96,571	62,767
	Advantech Co., Ltd.	27,055	342,323
	Aerospace Industrial Development Corp.	150,000	161,176
*	AGV Products Corp.	191,875	89,158
	Airtac International Group	6,229	259,975
	Alchip Technologies, Ltd.	22,000	388,287
*	ALI Corp.	44,901	55,710
#	Allied Circuit Co., Ltd.	13,000	53,845
	Allis Electric Co., Ltd.	36,072	34,498
	Alltek Technology Corp.	21,000	22,017
#	Alpha Networks, Inc.	133,072	166,774
#	Altek Corp.	121,000	182,257
	Amazing Microelectronic Corp.	21,114	120,865
#*	Ambassador Hotel (The)	109,000	114,217
	Ampire Co., Ltd.	28,000	26,875
*	AmTRAN Technology Co., Ltd.	328,000	233,801
#	Anpec Electronics Corp.	10,799	55,263
	Apac Opto Electronics, Inc.	10,000	12,482
	Apacer Technology, Inc.	35,750	71,781
	APAQ Technology Co., Ltd.	17,267	43,852
	APCB, Inc.	64,000	50,691
	Apex Biotechnology Corp.	32,000	29,509
#	Apex International Co., Ltd.	53,550	127,586
	Apex Science & Engineering	70,000	36,748
	Arcadyan Technology Corp.	43,540	174,772
#	Ardentec Corp.	268,990	452,091
	Argosy Research, Inc.	23,714	96,850
	ASE Technology Holding Co., Ltd., ADR	8,500	70,635
	ASE Technology Holding Co., Ltd.	688,931	2,878,861
	Asia Cement Corp.	329,000	585,235
	Asia Electronic Material Co., Ltd.	26,000	23,607
	Asia Optical Co., Inc.	63,000	199,742
*	Asia Pacific Telecom Co., Ltd.	685,581	246,348
*	Asia Plastic Recycling Holding, Ltd.	96,159	30,700
#	Asia Polymer Corp.	167,960	210,318
	Asia Vital Components Co., Ltd.	107,000	270,943
	ASMedia Technology, Inc.	2,260	93,952
	ASPEED Technology, Inc.	5,000	373,225
	Asustek Computer, Inc.	97,000	1,299,183
	Aten International Co., Ltd.	33,000	104,442
*	AU Optronics Corp.	1,309,000	1,532,383
	Audix Corp.	34,000	66,864
#	AURAS Technology Co., Ltd.	28,000	182,950
	Aurora Corp.	14,100	46,457
	Avalue Technology, Inc.	20,000	40,807
	AVY Precision Technology, Inc.	46,062	51,807
	Axiomtek Co., Ltd.	10,000	19,903
	Bank of Kaohsiung Co., Ltd.	230,810	97,657
	Baolong International Co., Ltd.	21,000	16,549

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Basso Industry Corp.	40,000	$71,295
	BenQ Materials Corp.	46,000	52,989
	BES Engineering Corp.	618,000	238,485
	Bin Chuan Enterprise Co., Ltd.	22,000	26,025
*	Biostar Microtech International Corp.	38,000	41,704
	Bioteque Corp.	15,000	67,068
#	Bizlink Holding, Inc.	48,488	448,736
	Bright Led Electronics Corp.	41,000	31,005
	Brighton-Best International Taiwan, Inc.	98,423	136,206
#	C Sun Manufacturing, Ltd.	58,000	117,799
*	Cameo Communications, Inc.	90,763	46,704
	Capital Futures Corp.	46,628	73,738
	Capital Securities Corp.	787,680	542,587
	Career Technology MFG. Co., Ltd.	45,250	56,080
	Carnival Industrial Corp.	90,999	48,040
	Caswell, Inc.	10,000	60,847
	Catcher Technology Co., Ltd.	128,000	903,262
	Cathay Financial Holding Co., Ltd.	502,653	938,370
	Cathay Real Estate Development Co., Ltd.	296,000	226,705
	Cayman Engley Industrial Co., Ltd.	10,654	43,500
	Celxpert Energy Corp.	32,000	60,313
	Center Laboratories, Inc.	54,000	128,913
	Central Reinsurance Co., Ltd.	59,850	51,728
	Century Iron & Steel Industrial Co., Ltd.	15,000	62,182
	Chailease Holding Co., Ltd.	183,367	1,321,354
#*	Chain Chon Industrial Co., Ltd.	47,000	34,312
	ChainQui Construction Development Co., Ltd.	29,594	23,499
*	Champion Building Materials Co., Ltd.	118,000	67,455
	Chang Hwa Commercial Bank, Ltd.	936,334	598,823
	Chang Wah Electromaterials, Inc.	116,000	164,260
	Chang Wah Technology Co., Ltd.	30,000	76,637
	Channel Well Technology Co., Ltd.	48,000	102,638
	Chant Sincere Co., Ltd.	19,000	28,022
	Charoen Pokphand Enterprise	70,000	199,279
	CHC Healthcare Group.	34,000	47,044
	CHC Resources Corp.	33,000	57,223
	Chen Full International Co., Ltd.	38,000	57,482
	Chenbro Micom Co., Ltd.	23,000	70,689
*	Cheng Fwa Industrial Co., Ltd.	36,000	15,169
	Cheng Loong Corp.	271,000	432,854
#*	Cheng Mei Materials Technology Corp.	197,000	99,573
	Cheng Shin Rubber Industry Co., Ltd.	380,000	732,906
#	Cheng Uei Precision Industry Co., Ltd.	175,000	288,889
	Chenming Electronic Technology Corp.	32,000	18,006
	Chia Chang Co., Ltd.	40,000	66,476
	Chia Hsin Cement Corp.	215,000	199,874
	Chian Hsing Forging Industrial Co., Ltd.	16,000	28,582
	Chicony Electronics Co., Ltd.	257,773	776,110
#	Chicony Power Technology Co., Ltd.	54,481	144,353
	Chief Telecom, Inc.	2,000	21,004
#	Chieftek Precision Co., Ltd.	15,500	66,728
	Chien Kuo Construction Co., Ltd.	87,200	46,490
	Chilisin Electronics Corp.	95,674	377,720
*	China Airlines, Ltd.	1,491,000	1,129,945
	China Bills Finance Corp.	341,000	202,033
	China Chemical & Pharmaceutical Co., Ltd.	95,000	82,511
	China Development Financial Holding Corp.	2,227,000	1,037,391
	China Electric Manufacturing Corp.	91,530	46,394
	China Fineblanking Technology Co., Ltd.	16,685	28,034

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China General Plastics Corp.	61,549	$96,307
	China Glaze Co., Ltd.	48,000	30,524
	China Life Insurance Co., Ltd.	178,205	168,753
*	China Man-Made Fiber Corp.	609,482	280,407
	China Metal Products	121,000	166,602
*	China Motor Corp.	105,200	269,459
	China Petrochemical Development Corp.	1,335,450	757,135
	China Steel Chemical Corp.	35,000	148,026
	China Steel Corp.	1,947,000	2,724,845
	China Steel Structure Co., Ltd.	45,000	78,162
	China Wire & Cable Co., Ltd.	31,000	39,684
	Chinese Maritime Transport, Ltd.	33,000	63,570
	Ching Feng Home Fashions Co., Ltd.	58,000	52,700
	Chin-Poon Industrial Co., Ltd.	184,000	238,904
	Chipbond Technology Corp.	196,000	540,861
	ChipMOS Techinologies, Inc.	281,133	475,352
	Chlitina Holding, Ltd.	20,000	150,442
	Chong Hong Construction Co., Ltd.	64,100	190,124
	Chroma ATE, Inc.	38,000	262,591
#	Chun Yuan Steel Industry Co., Ltd.	185,000	163,503
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	211,060
*	Chung Hung Steel Corp.	339,000	513,695
*	Chung Hwa Pulp Corp.	171,228	159,685
	Chunghwa Precision Test Tech Co., Ltd.	2,000	52,840
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,400	138,890
	Chunghwa Telecom Co., Ltd.	133,000	542,151
	Chyang Sheng Dyeing & Finishing Co., Ltd.	54,000	27,641
	Cleanaway Co., Ltd.	32,000	201,818
	Clevo Co.	215,000	249,893
	CMC Magnetics Corp.	479,712	208,310
	Compal Electronics, Inc.	1,172,000	1,044,594
#	Compeq Manufacturing Co., Ltd.	524,000	810,504
	Compucase Enterprise	13,000	22,097
	Concord Securities Co., Ltd.	227,424	154,592
	Concraft Holding Co., Ltd.	15,889	37,436
	Continental Holdings Corp.	179,000	184,593
	Contrel Technology Co., Ltd.	49,000	33,395
	Coremax Corp.	18,109	55,963
	Coretronic Corp.	199,000	436,427
#	Co-Tech Development Corp.	90,552	266,578
	Cowealth Medical Holding Co., Ltd.	18,480	19,446
	Creative Sensor, Inc.	35,000	31,127
#*	CSBC Corp. Taiwan.	95,094	85,790
	CTBC Financial Holding Co., Ltd.	2,185,563	1,778,702
	CTCI Corp.	206,000	290,833
	Cub Elecparts, Inc.	7,081	58,884
	CviLux Corp.	28,360	46,429
	Cyberlink Corp.	23,000	73,627
	CyberPower Systems, Inc.	17,000	52,891
#	CyberTAN Technology, Inc.	149,000	107,970
	Cypress Technology Co., Ltd.	20,062	36,003
	DA CIN Construction Co., Ltd.	111,000	145,775
	Dadi Early-Childhood Education Group, Ltd.	8,352	54,010
	Dafeng TV, Ltd.	12,000	19,624
	Da-Li Development Co., Ltd.	76,018	84,325
	Darfon Electronics Corp.	95,000	173,269
*	Darwin Precisions Corp.	169,000	102,795
	Daxin Materials Corp.	26,900	90,619
	De Licacy Industrial Co., Ltd.	80,011	51,941

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Delta Electronics, Inc.	47,365	$507,417
	Depo Auto Parts Ind Co., Ltd.	49,000	113,551
	Dimerco Data System Corp.	11,000	28,709
	Dimerco Express Corp.	18,000	51,141
*	D-Link Corp.	183,800	149,347
	Dyaco International, Inc.	6,000	22,488
*	Dynamic Electronics Co., Ltd.	89,086	71,659
#	Dynapack International Technology Corp.	48,000	201,012
#	E Ink Holdings, Inc.	251,000	592,552
	E.Sun Financial Holding Co., Ltd.	1,586,295	1,528,677
	Eastern Media International Corp.	103,000	63,918
	Eclat Textile Co., Ltd.	39,583	757,906
	ECOVE Environment Corp.	6,000	48,023
	Edimax Technology Co., Ltd.	97,000	49,644
	Edison Opto Corp.	22,000	16,973
	Edom Technology Co., Ltd.	65,467	87,886
	eGalax_eMPIA Technology, Inc.	18,387	46,565
#	Egis Technology, Inc.	37,000	215,674
	Elan Microelectronics Corp.	46,900	355,941
	E-LIFE MALL Corp.	23,000	69,456
	Elite Advanced Laser Corp.	28,768	65,454
	Elite Material Co., Ltd.	131,000	827,544
#	Elite Semiconductor Microelectronics Technology, Inc.	108,000	639,850
#*	Elitegroup Computer Systems Co., Ltd.	104,000	101,600
	eMemory Technology, Inc.	18,000	656,283
	Emerging Display Technologies Corp.	31,000	28,390
	Ennoconn Corp.	21,022	174,342
*	Ennostar, Inc.	228,450	657,972
#	EnTie Commercial Bank Co., Ltd.	251,000	136,176
#	Eson Precision Ind. Co., Ltd.	30,000	71,042
	Eternal Materials Co., Ltd.	250,029	408,884
	Eurocharm Holdings Co., Ltd.	13,000	71,832
	Eva Airways Corp.	1,612,922	1,085,807
*	Everest Textile Co., Ltd.	132,178	49,650
	Evergreen International Storage & Transport Corp.	215,000	188,281
*	Evergreen Marine Corp. Taiwan, Ltd.	775,681	2,182,247
	Everlight Chemical Industrial Corp.	171,405	117,098
	Everlight Electronics Co., Ltd.	180,000	297,801
#*	Everspring Industry Co., Ltd.	41,000	26,707
	Excelliance Mos Corp.	7,000	43,047
	Excelsior Medical Co., Ltd.	54,347	114,791
	Far Eastern Department Stores, Ltd.	374,000	334,562
	Far Eastern International Bank	1,132,408	451,346
	Far Eastern New Century Corp.	544,100	645,313
	Far EasTone Telecommunications Co., Ltd.	185,000	430,782
	Faraday Technology Corp.	51,600	137,197
	Farcent Enterprise Co., Ltd.	5,000	12,853
	Farglory Land Development Co., Ltd.	97,000	199,864
*	Federal Corp.	159,926	145,830
	Feedback Technology Corp.	7,700	20,387
	Feng Hsin Steel Co., Ltd.	165,000	520,773
	Feng TAY Enterprise Co., Ltd.	67,958	503,023
	First Financial Holding Co., Ltd.	1,408,912	1,152,313
#	First Hi-Tec Enterprise Co., Ltd.	25,969	60,530
	First Hotel	48,000	25,878
	First Insurance Co., Ltd. (The)	96,000	47,396
#	First Steamship Co., Ltd.	280,468	157,800
*	FIT Holding Co., Ltd.	9,000	10,191
	FLEXium Interconnect, Inc.	121,112	513,838

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Flytech Technology Co., Ltd.	31,297	$75,281
	Forest Water Environment Engineering Co., Ltd.	17,000	24,934
	Formosa Advanced Technologies Co., Ltd.	50,000	78,038
	Formosa Chemicals & Fibre Corp.	174,000	564,109
	Formosa International Hotels Corp.	18,672	99,717
#*	Formosa Laboratories, Inc.	40,544	83,673
	Formosa Petrochemical Corp.	29,000	107,186
	Formosa Plastics Corp.	125,000	472,544
	Formosa Sumco Technology Corp.	7,000	47,931
	Formosa Taffeta Co., Ltd.	266,000	314,598
	Formosan Rubber Group, Inc.	107,110	105,236
	Formosan Union Chemical	127,945	86,817
	Fortune Electric Co., Ltd.	21,000	38,218
	Founding Construction & Development Co., Ltd.	72,000	43,851
#	Foxconn Technology Co., Ltd.	221,535	544,112
#	Foxsemicon Integrated Technology, Inc.	36,357	308,688
	Froch Enterprise Co., Ltd.	89,000	59,785
	FSP Technology, Inc.	45,000	86,216
	Fubon Financial Holding Co., Ltd.	623,000	1,427,562
#	Fulgent Sun International Holding Co., Ltd.	43,432	187,583
	Fullerton Technology Co., Ltd.	51,000	34,297
*	Fulltech Fiber Glass Corp.	128,270	94,194
#	G Shank Enterprise Co., Ltd.	49,000	65,201
#	Gamania Digital Entertainment Co., Ltd.	54,000	124,119
	GCS Holdings, Inc.	9,000	15,952
#	GEM Services, Inc.	25,210	71,927
	Gemtek Technology Corp.	153,000	188,205
	General Interface Solution Holding, Ltd.	68,000	299,867
	General Plastic Industrial Co., Ltd.	20,480	19,412
	Generalplus Technology, Inc.	19,000	38,446
	Genesys Logic, Inc.	20,000	52,496
#	Genius Electronic Optical Co., Ltd.	35,616	696,075
*	GeoVision, Inc.	22,977	27,373
	Getac Technology Corp.	163,000	335,470
	Giant Manufacturing Co., Ltd.	42,000	533,351
#	Giantplus Technology Co., Ltd.	117,000	72,204
	Gigabyte Technology Co., Ltd.	78,000	341,173
*	Gigastorage Corp.	76,037	54,317
	Ginko International Co., Ltd.	13,650	86,379
#	Global Brands Manufacture, Ltd.	121,000	153,076
	Global Lighting Technologies, Inc.	15,000	57,026
	Global Mixed Mode Technology, Inc.	10,000	75,212
	Global PMX Co., Ltd.	5,000	31,890
	Global Unichip Corp.	11,000	156,724
	Globalwafers Co., Ltd.	33,000	1,011,417
	Globe Union Industrial Corp.	99,000	68,445
	Gloria Material Technology Corp.	165,680	125,298
*	Gold Circuit Electronics, Ltd.	77,000	150,168
	Golden Friends Corp.	15,000	31,777
#	Goldsun Building Materials Co., Ltd.	241,338	245,680
	Good Will Instrument Co., Ltd.	25,000	22,769
	Gourmet Master Co., Ltd.	40,237	267,727
	Grand Fortune Securities Co., Ltd.	54,000	39,811
	Grand Ocean Retail Group, Ltd.	31,000	26,213
*	Grand Pacific Petrochemical	385,000	460,388
	Grand Plastic Technology Corp.	3,000	36,495
	GrandTech CG Systems, Inc.	25,200	47,394
	Grape King Bio, Ltd.	32,000	202,790
	Great China Metal Industry	77,000	77,527

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Great Taipei Gas Co., Ltd.	75,000	$90,989
	Great Wall Enterprise Co., Ltd.	203,950	436,735
	Greatek Electronics, Inc.	148,000	387,515
*	Green Energy Technology, Inc.	133,000	286
	GTM Holdings Corp.	52,000	49,332
#	Hannstar Board Corp.	127,602	225,973
*	HannStar Display Corp.	987,000	1,025,055
	HannsTouch Solution, Inc.	188,079	97,500
	Hanpin Electron Co., Ltd.	14,000	16,687
*	Harvatek Corp.	62,000	50,651
	Hey Song Corp.	106,000	142,266
	Highlight Tech Corp.	23,871	36,935
#	Highwealth Construction Corp.	176,330	285,124
	HIM International Music, Inc.	11,900	43,912
	Hiroca Holdings, Ltd.	26,000	65,757
	Hitron Technology, Inc.	38,559	34,872
	Hiwin Technologies Corp.	22,367	337,451
*	Ho Tung Chemical Corp.	399,125	172,509
*	Hocheng Corp.	129,000	63,643
	Holiday Entertainment Co., Ltd.	18,000	43,057
	Holtek Semiconductor, Inc.	48,000	174,242
	Holy Stone Enterprise Co., Ltd.	38,500	184,385
	Hon Hai Precision Industry Co., Ltd.	715,624	2,941,963
	Hong Pu Real Estate Development Co., Ltd.	97,000	82,302
#	Hong TAI Electric Industrial	66,000	75,980
	Hong YI Fiber Industry Co.	56,000	45,838
	Horizon Securities Co., Ltd.	113,000	89,896
#	Hota Industrial Manufacturing Co., Ltd.	65,263	240,084
	Hotai Motor Co., Ltd.	36,000	774,649
#	Hotron Precision Electronic Industrial Co., Ltd.	21,502	55,778
	Hsin Kuang Steel Co., Ltd.	48,000	137,796
	Hsin Yung Chien Co., Ltd.	14,900	71,130
	Hsing TA Cement Co.	70,000	72,702
*	HTC Corp.	121,000	179,237
	Hu Lane Associate, Inc.	29,725	119,306
	HUA ENG Wire & Cable Co., Ltd.	132,000	149,768
	Hua Nan Financial Holdings Co., Ltd.	1,069,499	726,449
	Huaku Development Co., Ltd.	83,000	281,151
	Huang Hsiang Construction Corp.	35,000	55,097
	Hung Ching Development & Construction Co., Ltd.	54,000	46,650
	Hung Sheng Construction, Ltd.	205,664	166,753
*	Hwa Fong Rubber Industrial Co., Ltd.	67,242	51,103
	Ibase Technology, Inc.	49,345	71,336
	IBF Financial Holdings Co., Ltd.	1,040,156	658,795
#	Ichia Technologies, Inc.	119,000	87,058
#*	I-Chiun Precision Industry Co., Ltd.	36,000	42,924
	IEI Integration Corp.	47,340	100,569
	Infortrend Technology, Inc.	88,000	71,670
	Innodisk Corp.	26,782	171,271
	Innolux Corp.	1,858,000	1,983,585
#	Inpaq Technology Co., Ltd.	22,800	55,070
	Intai Technology Corp.	8,400	27,031
	Integrated Service Technology, Inc.	27,109	54,220
	IntelliEPI, Inc.	8,000	16,438
	International CSRC Investment Holdings Co.	291,562	316,137
	International Games System Co., Ltd.	18,000	496,017
	Inventec Corp.	633,000	614,180
	Iron Force Industrial Co., Ltd.	14,000	40,262
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	41,363

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ITE Technology, Inc.	43,000	$184,830
#	ITEQ Corp.	123,029	645,438
	Jarllytec Co., Ltd.	21,000	59,540
	Jean Co., Ltd.	23,395	9,995
	Jentech Precision Industrial Co., Ltd.	5,000	45,578
	Jess-Link Products Co., Ltd.	30,250	44,542
	Jih Lin Technology Co., Ltd.	28,000	81,081
#	Jinan Acetate Chemical Co., Ltd.	5,000	23,783
	Jinli Group Holdings, Ltd.	57,008	21,276
	Jourdeness Group, Ltd.	21,000	70,935
*	K Laser Technology, Inc.	44,000	36,209
#	Kaimei Electronic Corp.	67,900	298,588
	Kaori Heat Treatment Co., Ltd.	13,000	24,586
	Kaulin Manufacturing Co., Ltd.	45,000	27,414
	KEE TAI Properties Co., Ltd.	185,000	70,748
	Kenda Rubber Industrial Co., Ltd.	133,015	217,615
	Kenmec Mechanical Engineering Co., Ltd.	44,000	42,609
	Kerry TJ Logistics Co., Ltd.	45,000	72,430
	Key Ware Electronics Co., Ltd.	55,312	39,301
	Kindom Development Co., Ltd.	62,000	96,392
	King Chou Marine Technology Co., Ltd.	36,340	50,831
	King Slide Works Co., Ltd.	9,000	115,758
	King Yuan Electronics Co., Ltd.	511,000	901,322
	King’s Town Bank Co., Ltd.	388,000	599,499
*	King’s Town Construction Co., Ltd.	34,000	47,505
	Kinik Co.	29,000	74,960
#*	Kinko Optical Co., Ltd.	27,000	37,614
#	Kinpo Electronics	566,000	361,744
	Kinsus Interconnect Technology Corp.	95,000	356,586
	KMC Kuei Meng International, Inc.	15,300	125,720
#	KS Terminals, Inc.	32,000	85,968
	Kung Long Batteries Industrial Co., Ltd.	33,000	177,495
#*	Kung Sing Engineering Corp.	173,249	72,277
	Kuo Toong International Co., Ltd.	80,315	89,787
	Kuoyang Construction Co., Ltd.	84,360	105,474
	Kwong Lung Enterprise Co., Ltd.	20,000	30,442
	KYE Systems Corp.	99,000	52,237
	L&K Engineering Co., Ltd.	71,000	85,884
	La Kaffa International Co., Ltd.	11,000	49,549
*	LAN FA Textile	93,000	38,833
	Land Mark Optoelectronics Corp.	10,000	87,892
	Lanner Electronics, Inc.	33,048	78,236
#	Largan Precision Co., Ltd.	9,000	995,654
	Laser Tek Taiwan Co., Ltd.	14,000	17,247
#*	Lealea Enterprise Co., Ltd.	339,000	183,656
	Ledlink Optics, Inc.	17,850	21,605
	LEE CHI Enterprises Co., Ltd.	36,000	39,438
	Lemtech Holdings Co., Ltd.	8,399	65,164
	Li Cheng Enterprise Co., Ltd.	25,785	25,619
*	Li Peng Enterprise Co., Ltd.	236,600	119,346
	Lian HWA Food Corp.	31,297	66,363
	Lida Holdings, Ltd.	28,240	35,068
	Lien Hwa Industrial Holdings Corp.	137,777	242,525
	Lifestyle Global Enterprise, Inc.	11,000	20,371
*	Lingsen Precision Industries, Ltd.	174,000	116,746
	Lite-On Technology Corp.	646,417	1,464,919
*	Long Bon International Co., Ltd.	97,100	67,518
	Long Da Construction & Development Corp.	61,000	53,110
	Longchen Paper & Packaging Co., Ltd.	270,169	281,276

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Longwell Co.	24,000	$63,138
	Lotes Co., Ltd.	33,653	650,018
*	Lotus Pharmaceutical Co., Ltd.	14,000	39,971
	Lu Hai Holding Corp.	14,550	26,949
	Lumax International Corp., Ltd.	21,600	56,982
	Lung Yen Life Service Corp.	49,000	91,193
	Macauto Industrial Co., Ltd.	17,000	57,658
	Machvision, Inc.	9,358	94,323
	Macronix International Co., Ltd.	628,798	1,020,967
	Makalot Industrial Co., Ltd.	52,865	463,309
	Marketech International Corp.	9,000	37,933
#	Materials Analysis Technology, Inc.	27,257	136,322
	Mayer Steel Pipe Corp.	64,000	65,065
	MediaTek, Inc.	61,000	2,557,276
	Mega Financial Holding Co., Ltd.	920,975	1,074,920
#	Meiloon Industrial Co.	33,750	48,586
	Mercuries & Associates Holding, Ltd.	201,930	169,746
*	Mercuries Life Insurance Co., Ltd.	486,528	179,024
	Merida Industry Co., Ltd.	13,000	154,647
	Merry Electronics Co., Ltd.	31,000	139,645
	Micro-Star International Co., Ltd.	66,000	432,302
	Mildef Crete, Inc.	18,000	37,811
*	MIN AIK Technology Co., Ltd.	58,600	70,840
	Mirle Automation Corp.	61,000	106,745
	Mitac Holdings Corp.	403,560	439,272
	momo.com, Inc.	8,000	292,737
	MPI Corp.	13,000	62,886
	Nak Sealing Technologies Corp.	19,000	69,327
	Namchow Holdings Co., Ltd.	87,000	180,828
	Nan Kang Rubber Tire Co., Ltd.	103,000	159,690
	Nan Liu Enterprise Co., Ltd.	7,000	42,470
	Nan Ya Plastics Corp.	200,000	628,495
	Nan Ya Printed Circuit Board Corp.	40,000	452,809
	Nang Kuang Pharmaceutical Co., Ltd.	14,000	19,911
#	Nantex Industry Co., Ltd.	52,780	258,439
	Nanya Technology Corp.	137,432	445,046
	National Aerospace Fasteners Corp.	8,000	17,147
#	Netronix, Inc.	31,000	64,977
	New Best Wire Industrial Co., Ltd.	14,400	15,503
	New Era Electronics Co., Ltd.	29,000	33,964
	Nexcom International Co., Ltd.	13,000	12,274
	Nichidenbo Corp.	72,030	156,920
*	Nien Hsing Textile Co., Ltd.	51,245	39,008
	Nien Made Enterprise Co., Ltd.	46,000	741,999
	Nishoku Technology, Inc.	16,000	82,192
	Nova Technology Corp.	5,000	25,446
	Novatek Microelectronics Corp.	120,000	2,647,529
	O-Bank Co., Ltd.	458,620	124,068
*	Ocean Plastics Co., Ltd.	52,000	76,142
*	Oneness Biotech Co., Ltd.	8,000	67,014
*	OptoTech Corp.	117,889	118,643
	Orient Europharma Co., Ltd.	8,000	13,510
	Orient Semiconductor Electronics, Ltd.	203,107	132,532
	Oriental Union Chemical Corp.	263,000	220,914
	O-TA Precision Industry Co., Ltd.	21,422	97,834
	Pacific Hospital Supply Co., Ltd.	16,496	43,494
	Paiho Shih Holdings Corp.	47,472	82,531
	Pan German Universal Motors, Ltd.	3,000	26,324
	Pan Jit International, Inc.	103,700	217,508

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Pan-International Industrial Corp.	165,000	$237,547
	Panion & BF Biotech, Inc.	8,000	21,976
	Parade Technologies, Ltd.	8,000	392,264
*	Paragon Technologies Co., Ltd.	26,000	28,177
	Parpro Corp.	19,000	16,909
	PChome Online, Inc.	11,000	33,144
	PCL Technologies, Inc.	6,610	26,655
	P-Duke Technology Co., Ltd.	22,770	61,001
#	Pegatron Corp.	408,000	1,068,407
	Pegavision Corp.	2,000	32,511
*	Pharmally International Holding Co., Ltd.	10,983	8,345
#*	Phihong Technology Co., Ltd.	114,222	173,752
	Phison Electronics Corp.	50,000	1,070,189
	Pixart Imaging, Inc.	14,000	98,234
	Planet Technology Corp.	14,000	33,054
	Plastron Precision Co., Ltd.	28,126	15,999
	Plotech Co., Ltd.	24,000	29,365
	Polytronics Technology Corp.	12,564	56,944
	Posiflex Technology, Inc.	17,284	48,340
	Pou Chen Corp.	666,000	845,686
	Power Wind Health Industry, Inc.	11,398	65,738
	Powertech Technology, Inc.	394,000	1,561,983
	Poya International Co., Ltd.	19,181	417,742
#	President Chain Store Corp.	79,000	763,544
#	President Securities Corp.	438,127	467,751
	Primax Electronics, Ltd.	181,000	391,645
	Prince Housing & Development Corp.	421,000	189,649
	Pro Hawk Corp.	3,000	21,761
	Promate Electronic Co., Ltd.	39,000	57,704
#	Prosperity Dielectrics Co., Ltd.	18,086	46,998
	Qisda Corp.	646,000	838,058
	QST International Corp.	23,000	67,471
	Qualipoly Chemical Corp.	21,000	28,682
	Quang Viet Enterprise Co., Ltd.	17,000	79,615
	Quanta Computer, Inc.	350,000	1,225,000
	Quanta Storage, Inc.	62,000	119,547
#*	Quintain Steel Co., Ltd.	54,309	44,707
	Radiant Opto-Electronics Corp.	159,000	728,547
	Radium Life Tech Co., Ltd.	287,089	134,174
	Rafael Microelectronics, Inc.	9,000	49,246
	Realtek Semiconductor Corp.	73,000	1,377,138
	Rechi Precision Co., Ltd.	170,000	150,523
	Rexon Industrial Corp., Ltd.	33,000	110,628
	Rich Development Co., Ltd.	251,000	101,653
#	RichWave Technology Corp.	8,300	159,624
*	Ritek Corp.	354,084	157,817
	Rodex Fasteners Corp.	13,000	16,201
*	Roo Hsing Co., Ltd.	204,000	81,114
	Ruentex Development Co., Ltd.	277,428	526,111
	Ruentex Industries, Ltd.	139,200	423,031
	Samebest Co., Ltd.	9,040	14,859
	Sampo Corp.	104,400	116,776
	San Fang Chemical Industry Co., Ltd.	75,679	63,593
	San Far Property, Ltd.	122,786	73,128
	San Shing Fastech Corp.	44,000	100,282
	Sanitar Co., Ltd.	13,000	18,222
	Sanyang Motor Co., Ltd.	219,000	253,501
*	Savior Lifetec Corp.	20,000	21,833
	SCI Pharmtech, Inc.	13,000	42,085

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Scientech Corp.	20,000	$50,522
	ScinoPharm Taiwan, Ltd.	13,000	13,315
#	SDI Corp.	57,000	181,078
	Senao International Co., Ltd.	28,000	35,875
	Senao Networks, Inc.	10,000	38,927
	Sercomm Corp.	85,000	224,709
	Sesoda Corp.	72,573	74,423
	Shanghai Commercial & Savings Bank, Ltd. (The)	274,000	424,731
	Shan-Loong Transportation Co., Ltd.	44,000	58,133
*	Sharehope Medicine Co., Ltd.	14,687	17,084
	Sheng Yu Steel Co., Ltd.	40,000	52,283
#	ShenMao Technology, Inc.	21,000	36,772
	Shih Her Technologies, Inc.	19,000	38,574
*	Shih Wei Navigation Co., Ltd.	126,591	131,642
	Shihlin Electric & Engineering Corp.	127,000	234,889
	Shin Kong Financial Holding Co., Ltd.	3,002,169	1,082,099
	Shin Zu Shing Co., Ltd.	49,980	214,772
#*	Shining Building Business Co., Ltd.	191,632	104,913
	Shinkong Insurance Co., Ltd.	78,000	116,074
	Shinkong Synthetic Fibers Corp.	548,000	473,976
	Shiny Chemical Industrial Co., Ltd.	27,800	118,983
*	Shuttle, Inc.	154,000	78,386
	Sigurd Microelectronics Corp.	233,226	454,071
	Silergy Corp.	1,000	102,780
	Simplo Technology Co., Ltd.	34,600	460,723
	Sinbon Electronics Co., Ltd.	35,064	324,871
	Sincere Navigation Corp.	133,900	155,832
	Single Well Industrial Corp.	20,700	21,353
	Sinher Technology, Inc.	28,000	57,927
	Sinmag Equipment Corp.	17,420	68,182
	Sino American Electronic Co., Ltd.	7,672	0
	Sino-American Silicon Products, Inc.	268,000	1,863,477
#	Sinon Corp.	180,000	144,176
	SinoPac Financial Holdings Co., Ltd.	1,775,445	842,455
	Sinphar Pharmaceutical Co., Ltd.	30,340	33,645
	Sinyi Realty, Inc.	80,544	96,751
	Sirtec International Co., Ltd.	42,800	48,635
	Sitronix Technology Corp.	51,000	568,455
	Siward Crystal Technology Co., Ltd.	64,000	70,387
	Soft-World International Corp.	21,000	88,597
	Solar Applied Materials Technology Co.	98,398	195,303
	Solomon Technology Corp.	56,000	39,634
	Solteam, Inc.	11,110	29,851
	Sonix Technology Co., Ltd.	29,000	112,992
	Speed Tech Corp.	28,000	78,678
	Spirox Corp.	29,000	33,589
#	Sporton International, Inc.	16,491	151,290
	St Shine Optical Co., Ltd.	17,000	195,029
	Standard Chemical & Pharmaceutical Co., Ltd.	32,000	45,830
	Standard Foods Corp.	114,402	232,427
	Stark Technology, Inc.	19,200	49,179
#	Sun Race Sturmey-Archer, Inc.	13,000	24,429
*	Sun Yad Construction Co., Ltd.	46,000	20,773
	Sunko INK Co., Ltd.	55,250	24,199
	SunMax Biotechnology Co., Ltd.	11,000	32,335
	Sunny Friend Environmental Technology Co., Ltd.	22,000	180,471
#	Sunonwealth Electric Machine Industry Co., Ltd.	113,000	213,339
	Sunplus Technology Co., Ltd.	252,000	310,964
	Sunrex Technology Corp.	24,561	55,399

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sunspring Metal Corp.	35,000	$42,671
	Supreme Electronics Co., Ltd.	136,509	205,224
	Symtek Automation Asia Co., Ltd.	15,486	61,843
	Syncmold Enterprise Corp.	45,000	144,476
	Synmosa Biopharma Corp.	21,525	20,502
	Synnex Technology International Corp.	332,250	659,858
	Systex Corp.	51,000	167,024
#	T3EX Global Holdings Corp.	33,035	85,571
#	TA Chen Stainless Pipe	427,273	729,161
	Ta Liang Technology Co., Ltd.	22,000	55,211
	Ta Ya Electric Wire & Cable	92,480	113,837
	Ta Yih Industrial Co., Ltd.	17,000	32,342
	Tah Hsin Industrial Corp.	15,400	41,611
	TA-I Technology Co., Ltd.	24,750	67,757
*	Tai Tung Communication Co., Ltd.	25,934	20,176
	Taichung Commercial Bank Co., Ltd.	1,100,296	470,319
	TaiDoc Technology Corp.	12,471	76,280
	Taiflex Scientific Co., Ltd.	70,060	144,892
	Taimide Tech, Inc.	34,450	69,293
	Tainan Enterprises Co., Ltd.	37,000	25,993
#	Tainan Spinning Co., Ltd.	518,240	524,685
	Tai-Saw Technology Co., Ltd.	27,000	25,592
	Taishin Financial Holding Co., Ltd.	2,191,589	1,104,836
	Taisun Enterprise Co., Ltd.	62,000	72,981
#	Taita Chemical Co., Ltd.	109,262	192,778
	Taiwan Business Bank	1,699,824	619,693
	Taiwan Cement Corp.	839,239	1,561,934
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	40,086	76,668
	Taiwan Cogeneration Corp.	87,000	124,200
	Taiwan Cooperative Financial Holding Co., Ltd.	1,230,878	941,283
	Taiwan FamilyMart Co., Ltd.	7,000	66,597
	Taiwan Fertilizer Co., Ltd.	231,000	503,272
	Taiwan Fire & Marine Insurance Co., Ltd.	96,000	81,264
	Taiwan FU Hsing Industrial Co., Ltd.	36,000	61,827
#*	Taiwan Glass Industry Corp.	455,046	549,353
	Taiwan High Speed Rail Corp.	189,000	212,422
	Taiwan Hon Chuan Enterprise Co., Ltd.	152,927	429,811
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	44,000	46,067
*	Taiwan Land Development Corp.	269,666	67,046
	Taiwan Mobile Co., Ltd.	128,000	457,888
	Taiwan Navigation Co., Ltd.	88,000	132,858
	Taiwan Paiho, Ltd.	152,000	524,767
#	Taiwan PCB Techvest Co., Ltd.	101,000	188,307
	Taiwan Sakura Corp.	51,200	117,294
	Taiwan Sanyo Electric Co., Ltd.	10,000	13,134
	Taiwan Secom Co., Ltd.	46,000	157,008
	Taiwan Semiconductor Co., Ltd.	45,000	89,786
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	129,369	15,102,537
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	24,639,740
	Taiwan Shin Kong Security Co., Ltd.	56,560	78,464
	Taiwan Steel Union Co., Ltd.	5,000	13,619
	Taiwan Styrene Monomer	97,000	75,954
	Taiwan Surface Mounting Technology Corp.	64,800	268,228
	Taiwan Taxi Co., Ltd.	6,945	21,497
*	Taiwan TEA Corp.	281,000	238,389
#	Taiwan Union Technology Corp.	47,000	197,670
	Taiyen Biotech Co., Ltd.	42,000	51,484
*	Tatung Co., Ltd.	379,000	365,145
#	TCI Co., Ltd.	30,256	260,761

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Te Chang Construction Co., Ltd.	29,000	$33,746
	Teco Electric and Machinery Co., Ltd.	548,000	682,453
	Tehmag Foods Corp.	9,600	105,776
	Tera Autotech Corp.	29,187	25,102
	Test Research, Inc.	42,000	97,247
	Test-Rite International Co., Ltd.	62,000	58,031
#*	Tex-Ray Industrial Co., Ltd.	50,000	39,099
#	Thinking Electronic Industrial Co., Ltd.	24,000	156,983
	Thye Ming Industrial Co., Ltd.	56,000	63,453
*	Ton Yi Industrial Corp.	294,000	162,025
	Tong Hsing Electronic Industries, Ltd.	47,208	323,551
	Tong Yang Industry Co., Ltd.	199,000	271,060
	Tong-Tai Machine & Tool Co., Ltd.	85,060	57,094
	Topco Scientific Co., Ltd.	48,876	238,095
	Topkey Corp.	26,000	162,654
	Topoint Technology Co., Ltd.	65,200	95,727
	Toung Loong Textile Manufacturing	42,000	64,906
*	TPK Holding Co., Ltd.	177,000	343,800
	Trade-Van Information Services Co.	11,000	19,826
	Transcend Information, Inc.	24,000	69,078
	Tripod Technology Corp.	149,000	740,020
	Tsang Yow Industrial Co., Ltd.	20,000	21,578
	Tsann Kuen Enterprise Co., Ltd.	16,000	15,642
	TSC Auto ID Technology Co., Ltd.	13,530	107,692
	TSRC Corp.	216,000	277,667
	Ttet Union Corp.	22,000	139,626
	TTFB Co., Ltd.	3,000	26,934
	TTY Biopharm Co., Ltd.	60,000	153,170
	Tung Ho Steel Enterprise Corp.	371,000	785,980
	TURVO International Co., Ltd.	16,410	68,687
	TXC Corp.	99,000	449,040
	TYC Brother Industrial Co., Ltd.	116,000	102,656
*	Tycoons Group Enterprise	143,700	76,086
	Tyntek Corp.	110,000	114,291
	UDE Corp.	34,000	40,198
#	Ultra Chip, Inc.	23,876	59,458
	U-Ming Marine Transport Corp.	216,000	543,763
	Unimicron Technology Corp.	369,000	1,506,945
	Union Bank Of Taiwan	770,832	330,882
	Uni-President Enterprises Corp.	747,560	2,002,307
	Unitech Computer Co., Ltd.	35,000	36,199
	Unitech Printed Circuit Board Corp.	157,540	121,166
	United Integrated Services Co., Ltd.	64,000	556,711
	United Microelectronics Corp.	672,000	1,340,310
	United Orthopedic Corp.	18,422	23,690
	United Radiant Technology	34,000	24,532
*	United Renewable Energy Co., Ltd.	613,470	313,550
	Unity Opto Technology Co., Ltd.	186,000	5,144
	Universal Cement Corp.	203,120	189,756
	Universal Microwave Technology, Inc.	20,326	53,213
*	Unizyx Holding Corp.	65,000	88,899
	UPC Technology Corp.	321,221	347,146
	Userjoy Technology Co., Ltd.	8,461	27,233
	USI Corp.	392,204	579,069
*	Usun Technology Co., Ltd.	11,200	16,442
	Utechzone Co., Ltd.	15,000	35,192
	Vanguard International Semiconductor Corp.	246,000	1,040,721
#	Visual Photonics Epitaxy Co., Ltd.	47,500	198,375
	Vivotek, Inc.	13,863	41,034

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Voltronic Power Technology Corp.	15,442	$701,842
#	Wafer Works Corp.	131,046	269,759
	Waffer Technology Corp.	31,000	24,229
	Wah Hong Industrial Corp.	27,000	38,458
	Wah Lee Industrial Corp.	75,000	220,862
	Walsin Lihwa Corp.	744,000	809,367
	Walsin Technology Corp.	79,398	681,728
#*	Walton Advanced Engineering, Inc.	127,000	84,132
	Wan Hai Lines, Ltd.	200,000	675,584
*	We & Win Development Co., Ltd.	115,000	43,066
	Wei Chuan Foods Corp.	104,000	91,419
	Weikeng Industrial Co., Ltd.	134,734	117,958
	Well Shin Technology Co., Ltd.	34,000	66,088
	Wholetech System Hitech, Ltd.	19,000	31,094
	Win Semiconductors Corp.	56,840	741,458
	Winbond Electronics Corp.	961,804	1,214,945
	Winstek Semiconductor Co., Ltd.	41,000	48,440
	WinWay Technology Co., Ltd.	3,000	39,740
#	Wisdom Marine Lines Co., Ltd.	180,236	456,390
	Wistron Corp.	890,288	1,036,671
	Wistron NeWeb Corp.	105,267	279,588
	Wiwynn Corp.	4,000	130,095
	Wonderful Hi-Tech Co., Ltd.	42,000	43,598
	Wowprime Corp.	41,000	273,321
	WPG Holdings, Ltd.	402,520	740,292
	WT Microelectronics Co., Ltd.	140,567	275,776
	WUS Printed Circuit Co., Ltd.	70,735	87,480
	XAC Automation Corp.	27,000	29,198
*	XinTec, Inc.	4,000	22,093
	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	67,636
	Yageo Corp.	16,425	316,342
*	Yang Ming Marine Transport Corp.	598,215	1,689,403
	YC INOX Co., Ltd.	80,094	87,584
*	Yea Shin International Development Co., Ltd.	79,988	70,239
#	Yem Chio Co., Ltd.	175,518	119,414
	Yeong Guan Energy Technology Group Co., Ltd.	43,164	131,447
	YFC-Boneagle Electric Co., Ltd.	31,000	32,050
	YFY, Inc.	554,000	752,915
	Yi Jinn Industrial Co., Ltd.	92,800	64,654
#*	Yieh Phui Enterprise Co., Ltd.	420,774	326,218
	Yonyu Plastics Co., Ltd.	38,000	48,813
#	Young Fast Optoelectronics Co., Ltd.	30,000	44,861
	Youngtek Electronics Corp.	30,160	95,505
	Yuan High-Tech Development Co., Ltd.	3,000	20,409
	Yuanta Financial Holding Co., Ltd.	1,549,514	1,437,218
	Yuanta Futures Co., Ltd.	15,792	29,667
	Yuen Chang Stainless Steel Co., Ltd.	30,000	27,535
	Yulon Finance Corp.	87,120	426,199
*	Yulon Motor Co., Ltd.	226,834	368,421
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	14,000	37,111
	Yungshin Construction & Development Co., Ltd.	14,000	25,150
	YungShin Global Holding Corp.	42,800	68,603
	Zeng Hsing Industrial Co., Ltd.	22,000	140,484
	Zenitron Corp.	78,000	82,715
	Zero One Technology Co., Ltd.	35,000	61,202
#	Zhen Ding Technology Holding, Ltd.	164,400	620,552
*	Zig Sheng Industrial Co., Ltd.	168,000	102,923
*	Zinwell Corp.	137,000	124,557

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zippy Technology Corp.	45,000	$63,192
	ZongTai Real Estate Development Co., Ltd.	34,700	50,480

TOTAL TAIWAN			227,045,139

THAILAND — (0.7%)
	AAPICO Hitech PCL	71,300	54,498
	Advanced Info Service PCL	83,800	460,210
	Advanced Information Technology PCL, Class F	56,800	38,308
	AEON Thana Sinsap Thailand PCL	29,800	212,464
	After You PCL	82,900	27,955
	Airports of Thailand PCL	162,100	322,768
	AJ Plast PCL	58,400	44,263
	Amata Corp. PCL	107,800	59,894
	Ananda Development PCL	531,100	37,866
	AP Thailand PCL	1,278,500	353,114
*	Asia Aviation PCL	1,041,900	84,322
	Asia Plus Group Holdings PCL	679,600	75,517
	Asia Sermkij Leasing PCL	16,400	15,011
	Asian Insulators PCL	287,000	29,126
	B Grimm Power PCL	103,600	142,237
	Bangchak Corp. PCL	461,800	381,898
*	Bangkok Airways PCL	246,600	58,210
*	Bangkok Aviation Fuel Services PCL	31,900	26,381
	Bangkok Bank PCL	15,100	58,921
	Bangkok Bank PCL	35,500	138,523
	Bangkok Chain Hospital PCL	313,200	182,061
	Bangkok Commercial Asset Management PCL	278,000	183,920
	Bangkok Dusit Medical Services PCL, Class F	651,700	454,176
	Bangkok Expressway & Metro PCL	1,363,340	350,276
	Bangkok Land PCL	4,528,100	157,057
*	Bangkok Life Assurance PCL	225,600	181,132
*	Bangkok Ranch PCL	236,200	22,150
	Banpu PCL	1,240,000	489,827
	Banpu Power PCL	99,800	58,013
	BCPG PCL	46,500	21,206
*	BEC World PCL	619,052	202,789
	Berli Jucker PCL	79,150	90,239
*	Better World Green PCL	1,758,200	42,914
	BTS Group Holdings PCL	263,900	76,702
	Bumrungrad Hospital PCL	103,200	444,120
	Cal-Comp Electronics Thailand PCL, Class F	1,076,714	113,420
	Carabao Group PCL, Class F	38,100	137,656
	Central Pattana PCL	101,000	169,482
*	Central Plaza Hotel PCL	175,100	178,544
	Central Retail Corp. PCL	27,075	30,434
*	CH Karnchang PCL	434,200	234,269
	Charoen Pokphand Foods PCL	847,500	789,322
	Chularat Hospital PCL, Class F	1,103,200	110,541
	Com7 PCL, Class F	126,700	300,092
	Country Group Development PCL	907,200	23,017
*	Country Group Holdings PCL	420,300	16,063
*	CP ALL PCL	385,700	774,187
	Delta Electronics Thailand PCL	10,500	119,374
*	Demco PCL	239,200	32,726
	Dhipaya Insurance PCL	133,200	124,056
	Do Day Dream PCL	11,500	8,125
	Dynasty Ceramic PCL	1,001,020	101,589
	Eastern Polymer Group PCL, Class F	259,000	99,815
	Eastern Power Group PCL	179,764	34,062

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development and Management PCL, Class F	233,400	$77,207
	Electricity Generating PCL	27,900	158,149
	Energy Absolute PCL	183,300	359,094
*	Erawan Group PCL (The)	242,900	36,040
	Forth Corp. PCL	52,900	11,892
	Forth Smart Service PCL	86,500	22,919
	GFPT PCL	176,100	65,039
	Global Green Chemicals PCL, Class F	118,100	42,859
	Global Power Synergy PCL, Class F	68,831	160,818
	Gunkul Engineering PCL	844,800	113,951
	Haad Thip PCL	13,900	17,521
	Hana Microelectronics PCL	243,000	433,127
	Home Product Center PCL	636,320	288,145
	Ichitan Group PCL	155,600	67,462
	Indorama Ventures PCL	287,500	443,196
*	Interlink Communication PCL	52,200	10,310
	Intouch Holdings PCL	14,300	29,277
	Intouch Holdings PCL, Class F	23,600	48,318
	IRPC PCL	3,303,400	439,216
*	Italian-Thai Development PCL	1,131,400	66,494
	Jasmine International PCL	2,172,500	202,336
	JMT Network Services PCL, Class F	14,400	20,811
	JWD Infologistics PCL	76,700	28,820
	Kang Yong Electric PCL	100	1,349
	Karmarts PCL	338,400	46,080
	Kasikornbank PCL	48,100	205,453
	Kasikornbank PCL	96,900	410,784
	KCE Electronics PCL	66,800	124,965
	KGI Securities Thailand PCL	417,900	69,119
*	Khon Kaen Sugar Industry PCL	523,596	68,608
	Kiatnakin Phatra Bank PCL	90,400	169,114
	Krung Thai Bank PCL	771,800	280,091
	Krungthai Card PCL	228,400	559,310
	Land & Houses PCL	70,900	19,696
	Land & Houses PCL	316,600	87,952
	Lanna Resources PCL	121,200	36,783
	LH Financial Group PCL	1,555,400	59,943
*	Loxley PCL	909,200	64,239
	LPN Development PCL	565,100	91,650
	MBK PCL	323,428	143,342
	MCS Steel PCL	101,800	46,752
	Mega Lifesciences PCL	100,400	112,048
*	Minor International PCL	156,646	150,923
	MK Restaurants Group PCL	60,200	98,601
*	Mono Next P.C.L., Class F	707,900	45,242
	Muangthai Capital PCL	133,900	275,218
	Namyong Terminal PCL	161,200	23,814
	Netbay PCL	22,700	22,600
	Noble Development PCL	162,000	46,825
*	Nusasiri PCL	1,884,200	27,231
	Origin Property PCL, Class F	285,200	84,266
	Plan B Media PCL, Class F	618,300	123,114
*	Platinum Group PCL (The), Class F	367,600	35,653
	Polyplex Thailand PCL	171,000	155,143
	Power Solution Technologies PCL, Class F	351,000	21,418
	Praram 9 Hospital PCL	51,200	17,101
*	Precious Shipping PCL	287,800	169,145
	Premier Marketing PCL	152,100	42,498
	Prima Marine PCL	355,600	87,936

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Principal Capital PCL	74,100	$11,375
	Property Perfect PCL	3,373,700	57,425
	Pruksa Holding PCL	319,400	131,299
	PTG Energy PCL	448,900	289,776
	PTT Exploration & Production PCL	296,000	1,131,240
	PTT Global Chemical PCL	202,600	440,824
	PTT PCL	681,700	875,729
	Pylon PCL	123,600	17,148
	Quality Houses PCL	3,273,183	250,186
*	Raimon Land PCL	1,256,400	34,701
	Rajthanee Hospital PCL	75,000	75,873
	Ratch Group PCL	6,100	9,893
	Ratch Group PCL	89,900	145,803
	Ratchthani Leasing PCL	1,019,437	143,401
	Regional Container Lines PCL	128,700	153,965
	Rojana Industrial Park PCL	322,357	76,610
	RS PCL	122,100	98,033
	Sabina PCL	82,500	56,700
	Saha Pathana Inter-Holding PCL	18,900	36,874
	Sahakol Equipment PCL	130,700	8,983
	Sahamitr Pressure Container PCL	69,300	24,482
	Saha-Union PCL	22,400	25,898
*	Samart Corp. PCL	137,600	46,401
	Samart Telcoms PCL	70,100	16,772
	Sansiri PCL	5,327,000	177,923
	Sappe PCL	67,600	56,989
	SC Asset Corp. PCL	708,025	70,945
	SEAFCO PCL	144,243	22,143
	Sena Development PCL	241,700	35,707
	Sermsang Power Corp. Co., Ltd.	61,200	28,499
	Siam Cement PCL (The)	20,400	302,683
	Siam Cement PCL (The)	5,100	75,671
	Siam City Cement PCL	15,268	88,997
	Siam Commercial Bank PCL (The)	77,300	260,666
	Siam Future Development PCL	544,320	110,131
	Siam Global House PCL	386,957	278,373
	Siam Wellness Group PCL, Class F	172,350	42,067
	Siamgas & Petrochemicals PCL	423,600	155,088
	Singha Estate PCL	951,000	64,138
	Sino-Thai Engineering & Construction PCL	203,400	94,719
	Somboon Advance Technology PCL	148,200	92,335
	SPCG PCL	242,800	148,936
	Sri Trang Agro-Industry PCL	177,940	270,017
	Srisawad Corp. PCL	222,267	594,259
	Star Petroleum Refining PCL	774,000	233,660
*	STP & I PCL	412,920	53,310
	Supalai PCL	498,100	327,934
*	Super Energy Corp. PCL	8,056,000	245,787
	Syntec Construction PCL	531,900	37,239
	Taokaenoi Food & Marketing PCL, Class F	200,800	60,941
	Thai Nakarin Hospital PCL	12,500	12,344
	Thai Oil PCL	252,100	479,709
	Thai Reinsurance PCL	297,000	14,689
*	Thai Rubber Latex Group PCL	338,700	30,022
	Thai Solar Energy PCL, Class F	312,228	27,475
	Thai Stanley Electric PCL, Class F	8,800	51,719
	Thai Union Group PCL, Class F	788,000	382,137
	Thai Vegetable Oil PCL	201,500	229,731
	Thai Wah PCL, Class F	77,600	14,081

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thaicom PCL	290,200	$98,792
	Thaifoods Group PCL	701,000	115,942
	Thaire Life Assurance PCL	197,200	24,699
	Thanachart Capital PCL	97,700	111,388
	Thitikorn PCL	33,700	11,581
	Thoresen Thai Agencies PCL	466,800	218,877
	Tipco Asphalt PCL	112,800	73,177
	TIPCO Foods PCL	132,600	41,095
	Tisco Financial Group PCL	31,000	92,092
	Tisco Financial Group PCL	37,100	110,213
	TKS Technologies PCL	98,500	32,583
	TMB Bank PCL	5,313,712	199,664
	TMT Steel PCL	109,200	43,487
	TOA Paint Thailand PCL	69,900	77,448
	Total Access Communication PCL	145,300	152,825
	Total Access Communication PCL	122,300	128,633
	TPC Power Holdings Co., Ltd.	54,800	25,343
	TPI Polene PCL	2,384,500	166,944
	TPI Polene Power PCL	1,084,900	151,912
	TQM Corp. PCL	9,700	37,538
	True Corp. PCL	5,080,965	535,225
	TTW PCL	458,500	170,810
*	U City PCL, Class F	2,479,634	67,690
	Union Auction PCL	164,600	53,920
*	Unique Engineering & Construction PCL	383,500	81,288
	United Paper PCL	151,300	107,872
	Univentures PCL	194,000	24,673
*	Vanachai Group PCL	243,000	63,213
	Vinythai PCL	122,600	152,573
	WHA Corp. PCL	1,375,600	149,322
	WHA Utilities and Power PCL	205,600	31,562
	Workpoint Entertainment PCL	81,820	48,612

TOTAL THAILAND			28,873,297

TURKEY — (0.2%)
#	Akbank T.A.S.	420,632	248,469
	Aksa Akrilik Kimya Sanayii A.S.	84,735	167,953
*	Aksa Enerji Uretim A.S.	67,910	94,342
	Aksigorta A.S.	52,333	47,967
	Alarko Holding A.S.	38,338	44,593
*	Albaraka Turk Katilim Bankasi A.S.	328,709	63,590
	Alkim Alkali Kimya A.S.	26,857	55,843
	Anadolu Anonim Turk Sigorta Sirketi	59,865	46,787
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	55,574	156,526
	Anadolu Hayat Emeklilik A.S.	37,705	41,101
	Arcelik A.S.	46,477	192,969
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	10,418	18,889
*	Bera Holding A.S.	118,593	469,017
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	32,471	33,166
	BIM Birlesik Magazalar A.S.	40,857	320,277
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	10,522	31,434
	Borusan Yatirim ve Pazarlama A.S.	421	18,168
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	3,447	10,672
*	Cimsa Cimento Sanayi VE Ticaret A.S.	14,544	38,685
	Coca-Cola Icecek A.S.	33,693	320,220
#	Dogan Sirketler Grubu Holding A.S.	492,406	175,246
	EGE Endustri VE Ticaret A.S.	351	60,140
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	41,357	31,929
	Enerjisa Enerji A.S.	61,562	76,358

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Enka Insaat ve Sanayi A.S.	86,665	$82,276
	Eregli Demir ve Celik Fabrikalari TAS	35,118	80,602
*	Fenerbahce Futbol A.S.	11,914	41,055
	Ford Otomotiv Sanayi A.S.	11,312	240,415
*	Global Yatirim Holding A.S.	60,308	25,825
*	Goodyear Lastikleri TAS	39,372	35,826
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	53,484	47,635
	GSD Holding A.S.	29,592	6,211
*	Gubre Fabrikalari TAS	6,467	47,538
*	Hektas Ticaret TAS	43,974	43,640
*	Ihlas Holding A.S.	238,944	17,008
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	24,192	36,690
*	Is Finansal Kiralama A.S.	35,715	14,325
	Is Yatirim Menkul Degerler A.S., Class A	97,764	181,770
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	38,641	29,203
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	153,015	132,457
	KOC Holding A.S.	38,439	85,239
*	Kordsa Teknik Tekstil A.S.	17,841	48,084
#*	Koza Altin Isletmeleri A.S.	10,534	143,065
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	38,753	64,330
	Logo Yazilim Sanayi Ve Ticaret A.S.	10,340	202,156
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,632	45,316
*	Migros Ticaret A.S.	38,967	170,987
*	MLP Saglik Hizmetleri A.S.	5,480	16,189
*	NET Holding A.S.	46,404	32,232
*	Netas Telekomunikasyon A.S.	5,037	15,037
	Nuh Cimento Sanayi A.S.	13,762	94,252
*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	51,385	15,362
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,999	83,540
#*	Oyak Cimento Fabrikalari A.S.	17,621	14,659
*	Pegasus Hava Tasimaciligi A.S.	8,731	77,888
*	Petkim Petrokimya Holding A.S.	190,463	154,222
	Polisan Holding A.S.	14,415	5,207
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	74,550	134,858
#*	Sekerbank Turk A.S.	221,351	29,280
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	62,356	75,677
*	Sok Marketler Ticaret AS	14,028	20,504
	Tat Gida Sanayi A.S.	14,814	17,367
#*	TAV Havalimanlari Holding A.S.	79,416	206,778
#	Tekfen Holding A.S.	69,811	135,077
*	Teknosa Ic Ve Dis Ticaret A.S.	16,105	13,365
	Tofas Turk Otomobil Fabrikasi A.S.	33,556	121,139
*	Turk Hava Yollari AO	151,960	224,341
	Turk Telekomunikasyon A.S.	64,091	49,270
	Turkcell Iletisim Hizmetleri A.S.	237,210	424,585
#	Turkiye Garanti Bankasi A.S.	301,196	262,539
#*	Turkiye Halk Bankasi A.S.	118,769	61,635
	Turkiye Is Bankasi A.S., Class C	177,689	104,935
*	Turkiye Petrol Rafinerileri A.S.	5,350	56,718
#	Turkiye Sinai Kalkinma Bankasi A.S.	594,014	90,759
	Turkiye Sise ve Cam Fabrikalari A.S.	459,460	416,762
#*	Turkiye Vakiflar Bankasi TAO, Class D	134,602	55,712
*	Ulker Biskuvi Sanayi A.S.	49,077	130,752
*	Vestel Elektronik Sanayi ve Ticaret A.S.	32,970	114,805
#	Yapi ve Kredi Bankasi A.S.	548,219	138,871
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	61,645	125,413
*	Zorlu Enerji Elektrik Uretim A.S.	119,076	28,784

TOTAL TURKEY			8,134,508

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	330,931	$563,651
	Abu Dhabi Islamic Bank PJSC	264,351	346,520
	Agthia Group PJSC	8,758	15,024
*	Air Arabia PJSC	336,022	116,641
	Aldar Properties PJSC	611,043	582,324
	Amanat Holdings PJSC	396,191	97,493
*	Amlak Finance PJSC	227,884	13,302
*	Arabtec Holding PJSC	67,000	3,625
	Aramex PJSC	156,953	166,775
*	DAMAC Properties Dubai Co. PJSC	431,043	140,421
	Dana Gas PJSC	614,377	137,547
*	Deyaar Development PJSC	468,640	33,993
	Dubai Financial Market PJSC	343,623	99,154
	Dubai Investments PJSC	387,552	162,024
	Dubai Islamic Bank PJSC	237,226	286,989
*	Emaar Development PJSC	107,505	79,845
*	Emaar Malls PJSC	384,393	191,620
	Emaar Properties PJSC	442,478	446,720
	Emirates NBD Bank PJSC	61,389	207,989
	Emirates Telecommunications Group Co. PJSC	96,686	557,451
*	Eshraq Investments PJSC	200,347	16,971
	First Abu Dhabi Bank PJSC	93,087	360,263
*	Gulf Navigation Holding PJSC	82,484	7,369
	Islamic Arab Insurance Co.	90,996	20,098
*	Manazel Real Estate PJSC	390,937	36,441
	National Central Cooling Co. PJSC	30,807	24,196
*	RAK Properties PJSC	181,489	26,492
	Ras Al Khaimah Ceramics	104,776	54,111

TOTAL UNITED ARAB EMIRATES			4,795,049

UNITED KINGDOM — (8.9%)
	3i Group P.L.C.	119,071	2,108,960
*	4imprint Group P.L.C.	7,131	231,415
	888 Holdings P.L.C.	99,747	588,352
*	A.G. Barr P.L.C.	39,926	280,393
	Admiral Group P.L.C.	29,846	1,289,609
	Advanced Medical Solutions Group P.L.C.	2,858	11,185
	Afren P.L.C.	70,630	0
	Aggreko P.L.C.	110,019	1,310,864
	Air Partner P.L.C.	18,918	19,280
	Alliance Pharma P.L.C.	39,971	52,999
*	Allied Minds P.L.C.	20,492	6,662
	Anglo American P.L.C.	75,585	3,204,836
	Anglo Pacific Group P.L.C.	47,509	91,178
	Anglo-Eastern Plantations P.L.C.	4,452	40,110
	Antofagasta P.L.C.	61,951	1,595,866
*	Arrow Global Group P.L.C.	68,819	289,664
*	Ascential P.L.C.	3,960	19,033
#	Ashmore Group P.L.C.	87,647	484,454
	Ashtead Group P.L.C.	76,598	4,921,492
*	ASOS P.L.C.	1,336	96,313
*	Associated British Foods P.L.C.	35,008	1,117,003
*	Aston Martin Lagonda Global Holdings P.L.C.	398	10,662
#	AstraZeneca P.L.C., Sponsored ADR	149,455	7,931,577
	AstraZeneca P.L.C.	22,201	2,363,160
*	Auto Trader Group P.L.C.	230,623	1,815,601
	AVEVA Group P.L.C.	5,413	260,156
	Aviva P.L.C.	554,500	3,065,581
	Avon Rubber P.L.C.	7,418	339,688

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	396,415	$3,098,755
*	Babcock International Group P.L.C.	217,509	865,718
	BAE Systems P.L.C.	340,458	2,378,177
*	Balfour Beatty P.L.C.	179,849	775,301
*	Bank of Georgia Group P.L.C.	16,230	229,042
	Barclays P.L.C., Sponsored ADR	156,579	1,498,461
	Barclays P.L.C.	467,208	1,131,096
	Barratt Developments P.L.C.	119,979	1,279,244
*	Beazley P.L.C.	103,941	485,898
	Begbies Traynor Group P.L.C.	13,528	22,224
	Bellway P.L.C.	41,745	2,082,452
	Berkeley Group Holdings P.L.C.	20,431	1,305,715
#	BHP Group P.L.C., ADR	109,958	6,652,459
	BHP Group P.L.C.	106,827	3,217,072
*	Biffa P.L.C.	21,832	83,397
	Bloomsbury Publishing P.L.C.	27,878	116,137
	Bodycote P.L.C.	96,834	1,011,433
*	Boohoo Group P.L.C.	127,019	596,133
	BP P.L.C., Sponsored ADR	305,930	7,697,199
*	Braemar Shipping Services P.L.C.	11,607	35,107
	Brewin Dolphin Holdings P.L.C.	119,341	560,713
	British American Tobacco P.L.C.	111,050	4,120,326
	Britvic P.L.C.	102,140	1,246,494
*	BT Group P.L.C.	2,747,043	6,265,848
	Bunzl P.L.C.	33,940	1,091,266
*	Burberry Group P.L.C.	62,345	1,774,542
*	Burford Capital, Ltd.	38,442	508,408
*	Bytes Technology Group P.L.C.	21,925	146,722
*	C&C Group P.L.C.	62,284	254,907
	Cairn Energy P.L.C.	221,725	519,961
*	Capita P.L.C.	396,458	239,294
*	Card Factory P.L.C.	142,710	170,473
	CareTech Holdings P.L.C.	12,896	100,107
*	Carnival P.L.C.	1,122	26,229
#*	Carnival P.L.C., ADR	15,705	375,507
	Castings P.L.C.	1,541	8,045
	Centamin P.L.C.	503,005	745,879
	Central Asia Metals P.L.C.	15,128	58,076
*	Centrica P.L.C.	1,645,991	1,288,379
	Chemring Group P.L.C.	77,510	281,512
	Chesnara P.L.C.	23,581	89,915
#*	Cineworld Group P.L.C.	434,708	581,090
*	Circassia Group P.L.C.	6,887	3,322
	City of London Investment Group P.L.C.	2,778	20,720
	Clarkson P.L.C.	7,327	307,227
	Clinigen Group P.L.C.	2,439	28,756
	Clipper Logistics P.L.C.	7,902	75,091
	Close Brothers Group P.L.C.	47,827	1,049,080
	CLS Holdings P.L.C.	40,134	137,950
	CMC Markets P.L.C.	55,056	371,944
	Coca-Cola HBC AG	35,700	1,233,860
*	Compass Group P.L.C.	152,936	3,327,003
	Computacenter P.L.C.	48,547	1,795,629
	ConvaTec Group P.L.C.	223,133	672,408
*	Costain Group P.L.C.	61,092	49,791
*	Countryside Properties P.L.C.	18,461	132,308
	Cranswick P.L.C.	17,031	878,503
*	Crest Nicholson Holdings P.L.C.	93,820	529,681
	Croda International P.L.C.	15,635	1,460,640

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	CVS Group P.L.C.	3,104	$95,714
	Daily Mail & General Trust P.L.C., Class A	40,051	497,333
	DCC P.L.C.	9,274	804,696
*	De La Rue P.L.C.	50,837	124,633
#	Debenhams P.L.C.	368,181	0
	Devro P.L.C.	103,536	293,157
*	DFS Furniture P.L.C.	8,387	30,793
	Diageo P.L.C., Sponsored ADR	19,256	3,453,564
	Diageo P.L.C.	19,191	861,510
#*	Dignity P.L.C.	13,995	136,280
	Diploma P.L.C.	26,919	1,065,701
	Direct Line Insurance Group P.L.C.	271,688	1,069,013
	DiscoverIE Group P.L.C.	13,612	146,633
	Diversified Gas & Oil P.L.C.	30,477	51,345
*	Dixons Carphone P.L.C.	446,828	859,953
	Domino’s Pizza Group P.L.C.	148,466	783,313
	Drax Group P.L.C.	176,110	995,009
	DS Smith P.L.C.	309,752	1,800,463
	Dunelm Group P.L.C.	37,503	763,759
*	easyJet P.L.C.	32,921	470,666
	Electrocomponents P.L.C.	134,947	1,986,181
*	Elementis P.L.C.	225,641	466,185
	EMIS Group P.L.C.	15,511	262,620
*	EnQuest P.L.C.	552,300	128,862
*	Entain P.L.C.	145,867	3,409,886
*	Epwin Group P.L.C.	22,733	33,122
*	Equiniti Group P.L.C.	95,496	230,768
*	Esken, Ltd.	78,613	39,043
	Essentra P.L.C.	79,859	350,795
	Euromoney Institutional Investor P.L.C.	15,831	217,310
	Evraz P.L.C.	100,308	889,564
	Experian P.L.C.	71,346	2,750,498
	FDM Group Holdings P.L.C.	19,684	278,173
	Ferguson P.L.C.	23,392	2,950,353
	Ferrexpo P.L.C.	197,807	1,198,144
	Fevertree Drinks P.L.C.	18,429	638,764
*	First Derivatives P.L.C.	507	20,483
*	Firstgroup P.L.C.	688,582	708,157
*	Flowtech Fluidpower P.L.C.	12,279	19,910
*	Forterra P.L.C.	3,331	13,444
*	Foxtons Group P.L.C.	87,948	76,489
*	Frasers Group P.L.C.	125,733	894,498
	Fresnillo P.L.C.	14,853	168,895
*	Fuller Smith & Turner P.L.C., Class A	2,651	32,596
	Future P.L.C.	4,700	153,142
	Galliford Try Holdings P.L.C.	65,176	112,943
	Games Workshop Group P.L.C.	11,194	1,677,289
	Gamesys Group P.L.C.	13,921	372,737
	Gamma Communications P.L.C.	8,932	224,810
*	Gem Diamonds, Ltd.	49,479	47,403
	Genel Energy P.L.C.	50,158	112,915
	Genus P.L.C.	10,191	715,732
*	Georgia Capital P.L.C.	13,863	107,789
#	GlaxoSmithKline P.L.C., Sponsored ADR	93,993	3,509,699
	GlaxoSmithKline P.L.C.	146,203	2,701,794
	Glencore P.L.C.	821,545	3,346,498
*	Go-Ahead Group P.L.C. (The)	21,817	367,584
*	Gooch & Housego P.L.C.	1,366	22,538
	Grafton Group P.L.C.	62,669	1,032,426

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Grainger P.L.C.	188,036	$742,312
*	Greencore Group P.L.C.	149,646	328,376
*	Greggs P.L.C.	47,674	1,555,562
*	Gulf Keystone Petroleum, Ltd.	64,883	159,081
*	Gym Group P.L.C. (The)	7,599	27,561
	H&T Group P.L.C.	2,446	10,027
*	Halfords Group P.L.C.	63,559	330,557
	Halma P.L.C.	20,663	738,343
*	Harbour Energy P.L.C.	401,213	112,865
	Hargreaves Lansdown P.L.C.	35,077	832,785
	Hargreaves Services P.L.C.	3,349	15,947
*	Hays P.L.C.	614,581	1,387,196
*	Headlam Group P.L.C.	18,512	117,600
	Helical P.L.C.	58,066	339,854
	Henry Boot P.L.C.	4,400	16,685
	Hikma Pharmaceuticals P.L.C.	11,843	399,099
	Hill & Smith Holdings P.L.C.	27,532	559,869
	Hilton Food Group P.L.C.	3,648	62,077
*	Hiscox, Ltd.	70,714	791,526
	Hochschild Mining P.L.C.	97,500	250,097
*	Hollywood Bowl Group P.L.C.	24,845	81,553
	HomeServe P.L.C.	143,014	2,161,307
*	Hostelworld Group P.L.C.	8,283	11,915
*	Howden Joinery Group P.L.C.	275,721	3,080,215
#	HSBC Holdings P.L.C., Sponsored ADR	230,666	7,201,393
	Hunting P.L.C.	65,656	222,780
*	Hyve Group P.L.C.	97,045	160,892
	Ibstock P.L.C.	120,298	366,785
	IDOX P.L.C.	32,237	27,784
	IG Group Holdings P.L.C.	148,799	1,882,448
	IMI P.L.C.	145,600	3,199,500
	Imperial Brands P.L.C., Sponsored ADR	658	13,769
	Imperial Brands P.L.C.	171,987	3,584,813
*	Inchcape P.L.C.	218,783	2,361,483
*	Indivior P.L.C.	305,969	644,909
*	Informa P.L.C.	156,879	1,219,437
	IntegraFin Holdings P.L.C.	2,636	20,446
*	InterContinental Hotels Group P.L.C., ADR	13,252	942,379
*	InterContinental Hotels Group P.L.C.	2,901	206,139
	Intermediate Capital Group P.L.C.	25,993	784,711
*	International Consolidated Airlines Group SA	74,877	209,978
*	International Personal Finance P.L.C.	109,260	192,437
	Interserve P.L.C.	43,311	0
	Intertek Group P.L.C.	24,557	2,081,678
	Investec P.L.C.	235,726	948,538
	iomart Group P.L.C.	2,055	7,864
*	IP Group P.L.C.	186,062	329,836
*	ITV P.L.C.	1,056,150	1,765,210
*	IWG P.L.C.	307,958	1,559,238
*	J D Wetherspoon P.L.C.	58,030	1,071,457
	J Sainsbury P.L.C.	544,326	1,787,835
	James Fisher & Sons P.L.C.	21,265	305,331
	James Halstead P.L.C.	4,469	31,224
*	JD Sports Fashion P.L.C.	148,581	1,884,675
*	JET2 P.L.C.	20,824	429,525
	John Laing Group P.L.C.	72,609	308,079
*	John Menzies P.L.C.	46,278	211,429
*	John Wood Group P.L.C.	248,057	964,387
	Johnson Matthey P.L.C.	39,274	1,762,396

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Joules Group P.L.C.	6,458	$22,506
	Jupiter Fund Management P.L.C.	183,626	655,443
*	Just Eat Takeaway.com NV	3,852	399,225
*	Just Group P.L.C.	378,170	568,555
	Kainos Group P.L.C.	18,202	384,191
	Keller Group P.L.C.	37,930	433,448
#*	Kier Group P.L.C.	39,973	48,598
*	Kin & Carta P.L.C.	56,339	137,767
*	Kingfisher P.L.C.	741,333	3,659,710
*	Lamprell P.L.C.	55,247	48,047
	Lancashire Holdings, Ltd.	61,751	605,398
	Learning Technologies Group P.L.C.	4,309	10,765
	Legal & General Group P.L.C.	606,194	2,276,008
*	Liberty Global P.L.C., Class A	4,558	122,598
*	Liberty Global P.L.C., Class C	11,158	301,928
	Liontrust Asset Management P.L.C.	7,379	164,877
	Lloyds Banking Group P.L.C.	4,305,890	2,700,135
#	Lloyds Banking Group P.L.C., ADR	486,568	1,211,554
	London Stock Exchange Group P.L.C.	6,202	633,647
*	Lookers P.L.C.	182,089	166,747
*	LSL Property Services P.L.C.	15,939	90,340
	Luceco P.L.C.	17,334	76,793
*	M&C Saatchi P.L.C.	1,840	3,351
	M&G P.L.C.	618,070	1,855,208
	Man Group P.L.C.	521,841	1,213,022
*	Marks & Spencer Group P.L.C.	833,158	1,817,574
*	Marshalls P.L.C.	99,205	996,083
*	Marston’s P.L.C.	324,326	433,614
	McBride P.L.C.	87,007	112,993
*	Mears Group P.L.C.	52,545	141,532
*	Mediclinic International P.L.C.	146,328	620,008
*	Meggitt P.L.C.	199,662	1,284,387
	Melrose Industries P.L.C.	859,558	1,935,033
	Micro Focus International P.L.C., Sponsored ADR	17,726	124,969
	Micro Focus International P.L.C.	59,516	424,515
*	Midwich Group P.L.C.	10,528	69,196
*	Mitchells & Butlers P.L.C.	124,936	543,822
*	Mitie Group P.L.C.	487,996	417,990
	MJ Gleeson P.L.C.	192	2,281
	Mondi P.L.C.	92,818	2,519,427
	Mondi P.L.C.	35,892	976,280
	Moneysupermarket.com Group P.L.C.	203,294	766,654
	Morgan Advanced Materials P.L.C.	212,454	868,584
	Morgan Sindall Group P.L.C.	12,290	390,778
	Mortgage Advice Bureau Holdings, Ltd.	1,856	29,451
*	Motorpoint group P.L.C.	12,001	43,112
*	N Brown Group P.L.C.	69,772	63,049
*	Naked Wines P.L.C.	18,703	217,375
*	National Express Group P.L.C.	197,422	815,662
	National Grid P.L.C.	34,583	435,937
	National Grid P.L.C., Sponsored ADR	24,898	1,568,081
	Natwest Group P.L.C.	249,808	677,932
#	Natwest Group P.L.C., Sponsored ADR	181,642	982,683
	NCC Group P.L.C.	37,044	138,948
*	Next Fifteen Communications Group P.L.C.	968	11,737
*	Next P.L.C.	16,529	1,781,267
	Ninety One P.L.C.	117,862	398,332
*	NMC Health P.L.C.	8,350	3,006
*	Norcros P.L.C.	10,981	44,573

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Numis Corp. P.L.C.	8,473	$44,583
*	Ocado Group P.L.C.	8,932	258,572
*	On the Beach Group P.L.C.	42,073	240,406
	OSB Group P.L.C.	86,687	573,973
	Oxford Instruments P.L.C.	24,630	740,132
*	Pagegroup P.L.C.	141,927	1,098,122
	Pan African Resources P.L.C.	92,070	23,238
	Paragon Banking Group P.L.C.	84,629	549,850
	PayPoint P.L.C.	31,673	262,326
	Pearson P.L.C.	48,693	558,609
	Pearson P.L.C., Sponsored ADR	103,768	1,193,332
*	Pendragon P.L.C.	667,688	167,357
	Pennon Group P.L.C.	71,701	1,024,171
	Persimmon P.L.C.	45,053	1,949,016
#*	Petrofac, Ltd.	109,115	198,217
*	Petropavlovsk P.L.C.	1,019,318	361,363
	Pets at Home Group P.L.C.	189,585	1,163,403
*	Pharos Energy P.L.C.	110,586	40,384
	Phoenix Group Holdings P.L.C.	159,071	1,560,452
*	Photo-Me International P.L.C.	131,516	126,200
*	Playtech P.L.C.	103,861	667,269
	Plus500, Ltd.	28,864	565,869
	Polar Capital Holdings P.L.C.	3,537	37,466
	Polypipe Group P.L.C.	49,406	385,506
*	Premier Foods P.L.C.	346,159	466,299
*	Provident Financial P.L.C.	56,985	192,708
#	Prudential P.L.C., ADR	53,089	2,254,159
*	PureTech Health P.L.C.	5,466	31,327
	PZ Cussons P.L.C.	82,243	299,808
	QinetiQ Group P.L.C.	192,804	883,755
	Quilter P.L.C.	492,365	1,111,986
*	Rank Group P.L.C.	54,918	147,834
	Rathbone Brothers P.L.C.	10,568	247,076
*	Raven Property Group, Ltd.	35,805	13,798
*	Reach P.L.C.	150,161	456,055
	Reckitt Benckiser Group P.L.C.	19,933	1,774,787
	Redde Northgate P.L.C.	81,893	411,905
	Redrow P.L.C.	83,619	798,176
#	RELX P.L.C., Sponsored ADR	52,014	1,356,514
	RELX P.L.C.	38,132	989,352
	RELX P.L.C.	48,598	1,264,554
*	Renewi P.L.C.	292,785	206,019
	Renishaw P.L.C.	5,158	445,357
	Rentokil Initial P.L.C.	243,890	1,685,589
*	Restaurant Group P.L.C. (The)	260,091	430,895
	Rhi Magnesita NV	7,801	491,258
	Rhi Magnesita NV	7,100	445,140
	Ricardo P.L.C.	11,242	65,164
	Rightmove P.L.C.	222,836	1,889,029
	Rio Tinto P.L.C.	2,919	244,487
#	Rio Tinto P.L.C., Sponsored ADR	172,914	14,708,065
	RM P.L.C.	3,746	11,767
	Robert Walters P.L.C.	7,903	73,668
*	Rolls-Royce Holdings P.L.C.	757,172	1,095,784
	Rotork P.L.C.	242,247	1,151,400
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	345,386	12,368,273
	Royal Dutch Shell P.L.C., Class B	69,241	1,238,975
*	Royal Mail P.L.C.	271,132	1,857,573
*	RPS Group P.L.C.	130,319	158,462

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RSA Insurance Group P.L.C.	202,663	$1,908,658
	RWS Holdings P.L.C.	18,179	172,444
	Sabre Insurance Group P.L.C.	7,460	26,808
*	Saga P.L.C.	20,814	109,589
	Sage Group P.L.C. (The)	57,208	504,037
	Savills P.L.C.	56,587	932,431
	Schroders P.L.C.	12,517	623,640
	Schroders P.L.C.	6,449	234,550
*	ScS Group P.L.C.	4,075	15,638
*	Senior P.L.C.	185,608	277,572
	Severfield P.L.C.	28,954	31,368
	Severn Trent P.L.C.	24,285	831,282
*	SIG P.L.C.	245,058	167,436
*	Signature Aviation P.L.C.	255,453	1,425,765
	Smith & Nephew P.L.C.	38,422	831,596
	Smiths Group P.L.C.	43,302	972,490
	Softcat P.L.C.	50,014	1,324,232
	Spectris P.L.C.	22,012	988,777
*	Speedy Hire P.L.C.	170,632	179,665
	Spirax-Sarco Engineering P.L.C.	14,842	2,422,598
*	Spire Healthcare Group P.L.C.	127,946	353,284
	Spirent Communications P.L.C.	152,980	541,552
	SSE P.L.C.	168,400	3,414,061
*	SSP Group P.L.C.	248,358	1,098,902
	St James’s Place P.L.C.	73,800	1,388,056
	St. Modwen Properties P.L.C.	99,425	596,328
*	Stagecoach Group P.L.C.	199,085	247,166
	Standard Chartered P.L.C.	310,696	2,228,914
	Standard Life Aberdeen P.L.C.	561,412	2,151,466
*	SThree P.L.C.	35,092	194,481
	Stock Spirits Group P.L.C.	49,993	188,625
	Strix Group P.L.C.	7,808	30,359
*	Studio Retail Group P.L.C.	7,838	32,450
	STV Group P.L.C.	2,916	14,452
*	Superdry P.L.C.	28,193	109,433
	Synthomer P.L.C.	204,101	1,433,291
	Tate & Lyle P.L.C.	161,052	1,781,647
	Tatton Asset Management P.L.C.	4,491	26,406
	Taylor Wimpey P.L.C.	658,300	1,633,041
*	TBC Bank Group P.L.C.	1,255	16,876
*	Ted Baker P.L.C.	25,716	58,349
	Telecom Plus P.L.C.	21,520	386,591
	Tesco P.L.C.	485,851	1,483,091
#	Thomas Cook Group P.L.C.	530,482	0
*	Topps Tiles P.L.C.	88,422	85,312
	TP ICAP Group P.L.C.	228,954	751,737
*	Travis Perkins P.L.C.	73,527	1,561,371
*	Trifast P.L.C.	21,242	46,979
	TT Electronics P.L.C.	53,172	174,889
#*	TUI AG	81,388	486,262
#*	Tullow Oil P.L.C.	807,564	602,627
	Tyman P.L.C.	16,148	94,206
*	U & I Group P.L.C.	63,244	83,006
	UDG Healthcare P.L.C.	28,038	331,826
	Ultra Electronics Holdings P.L.C.	23,988	670,178
	Unilever P.L.C., Sponsored ADR	123,174	7,232,777
	Unilever P.L.C. B10RB6905	32,435	1,893,919
	Unilever P.L.C. B10RZP905	29,369	1,720,350
	United Utilities Group P.L.C.	82,436	1,102,646

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Vectura Group P.L.C.	121,647	$189,131
*	Vertu Motors P.L.C.	184,858	116,108
	Vesuvius P.L.C.	70,882	526,343
	Victrex P.L.C.	14,920	483,828
*	Virgin Money UK P.L.C.	344,989	952,801
	Vistry Group P.L.C.	96,870	1,655,877
	Vitec Group P.L.C. (The)	3,131	60,755
	Vodafone Group P.L.C.	3,655,899	6,899,408
#	Vodafone Group P.L.C., Sponsored ADR	7,082	134,204
	Volution Group P.L.C.	6,100	35,089
	Vp P.L.C.	1,242	14,241
*	Watches of Switzerland Group P.L.C.	1,179	11,938
	Watkin Jones P.L.C.	48,524	158,819
*	Weir Group P.L.C. (The)	56,706	1,500,805
*	WH Smith P.L.C.	41,451	1,035,703
*	Whitbread P.L.C.	37,402	1,676,853
*	Wickes Group P.L.C.	82,388	284,398
	Wilmington P.L.C.	5,594	15,132
	Wincanton P.L.C.	30,806	184,935
*	Wizz Air Holdings P.L.C.	1,105	74,787
	Wm Morrison Supermarkets P.L.C.	618,382	1,485,156
#	WPP P.L.C., Sponsored ADR	4,077	275,279
	WPP P.L.C.	147,761	1,992,131
*	Xaar P.L.C.	12,821	31,656
	XP Power, Ltd.	236	16,551
*	Young & Co’s Brewery P.L.C., Class A	375	7,178

TOTAL UNITED KINGDOM			374,561,615

UNITED STATES — (0.1%)
*	Arko Corp.	10,077	103,985
	Ovintiv, Inc.	85,429	2,042,684
*	Samsonite International SA	548,700	1,015,494

TOTAL UNITED STATES			3,162,163

TOTAL COMMON STOCKS			3,965,307,141

PREFERRED STOCKS — (0.8%)

BRAZIL — (0.3%)
*	Alpargatas SA	20,997	153,572
	Banco ABC Brasil SA	30,103	82,018
	Banco Bradesco SA	260,648	1,144,403
	Banco do Estado do Rio Grande do Sul SA, Class B	65,025	146,640
	Banco Pan SA	30,244	102,390
*	Braskem SA, Class A	31,067	300,258
	Centrais Eletricas Brasileiras SA, Class B	29,900	203,552
	Centrais Eletricas Santa Catarina	1,700	19,876
	Cia de Saneamento do Parana	282,323	221,407
	Cia de Transmissao de Energia Eletrica Paulista	36,768	182,755
	Cia Energetica de Minas Gerais	155,115	395,208
	Cia Energetica de Sao Paulo, Class B	51,200	238,466
	Cia Energetica do Ceara, Class A	3,900	41,211
	Cia Ferro Ligas da Bahia - FERBASA	21,468	177,844
	Cia Paranaense de Energia	188,000	216,655
*	Eucatex SA Industria e Comercio	21,500	48,090
	Gerdau SA	179,088	1,095,223
	Grazziotin SA	6,900	43,671
	Itau Unibanco Holding SA	186,965	947,551
	Lojas Americanas SA	44,725	171,752

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Marcopolo SA	219,947	$105,680
Petroleo Brasileiro SA	813,284	3,536,375
Randon SA Implementos e Participacoes	49,300	126,244
Schulz SA	29,000	58,619
Unipar Carbocloro SA	40,652	580,962
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	224,018	925,839

TOTAL BRAZIL		11,266,261

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	15,035	21,366
Embotelladora Andina SA, Class B	87,181	207,915

TOTAL CHILE		229,281

COLOMBIA — (0.0%)
Banco Davivienda SA	18,307	142,962
Grupo Argos SA	7,594	17,613
Grupo Aval Acciones y Valores SA	140,001	41,217
Grupo de Inversiones Suramericana SA	11,306	51,028

TOTAL COLOMBIA		252,820

GERMANY — (0.5%)
Bayerische Motoren Werke AG	12,687	1,039,094
Biotest AG	5,953	210,384
Draegerwerk AG & Co., KGaA	3,939	367,706
Fuchs Petrolub SE	13,904	740,380
Henkel AG & Co. KGaA	6,028	692,434
Jungheinrich AG	22,454	1,174,689
Porsche Automobil Holding SE	20,336	2,143,748
Sartorius AG	7,266	4,099,624
Schaeffler AG	52,285	471,267
Sixt SE	8,513	702,315
STO SE & Co., KGaA	1,089	206,521
Villeroy & Boch AG	5,018	106,800
Volkswagen AG	27,539	7,170,039

TOTAL GERMANY		19,125,001

PHILIPPINES — (0.0%)
Cebu Air, Inc.	55,128	51,522

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	40	1,615

TOTAL PREFERRED STOCKS		30,926,500

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights 04/20/22	12,809	0

CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	7,002	28,483
* Pan American Silver Corp. Rights 02/22/29	86,048	75,722
* Pan American Silver Corp. Rights 02/22/29	2,994	2,635

TOTAL CANADA		106,840

FRANCE — (0.0%)
* Euronext NV Rights 05/10/21	20,012	234,579

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (0.0%)
*	Sundaram Finance Holdings, Ltd. Rights 06/02/21	2,303	$737

MALAYSIA — (0.0%)
*	SKP Resources Bhd Warrants 04/25/26	47,400	0
*	Frontken Corp. Bhd Warrants 05/03/26	165,950	0
*	Scientex BHD Warrants 01/14/26	20,240	6,621

TOTAL MALAYSIA			6,621

SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	328,770	0

SOUTH KOREA — (0.0%)
*	Korea Line Corp. Rights 06/09/21	13,510	12,692

SWITZERLAND — (0.0%)
*	Credit Suisse Group AG Rights 05/06/21	172,760	0

TAIWAN — (0.0%)
*	Grand Fortune Securities Co., Ltd. Rights Exp 04/28/21	6,064	1,574
*	Supreme Electronics Co., Ltd. Rights 05/07/21	14,427	5,165
*	Supreme Electronics Co., Ltd. Rights Exp 10/28/20	13,525	0

TOTAL TAIWAN			6,739

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/21/21	8,200	3,028
*	MBK P.L.C. Warrants 3/24/22	12,937	4,487
*	Noble W2 Warrants 01/05/22	13,500	434
*	RS PCL Warrants 04/26/22	24,420	0
*	TFG W3 Warrants 04/29/22	70,100	0
*	U City PCL Rights Exp 03/31/21	4,215,000	20,305

TOTAL THAILAND			28,254

TURKEY — (0.0%)
*	Hektas Ticaret TAS Rights 05/17/21	21,755	33,163
*	Teknosa Ic Ve Dis Ticaret A.S. Rights 05/17/21	16,105	6,206

TOTAL TURKEY			39,369

VIRGIN ISLANDS (BRITISH) — (0.0%)
*	Chaarat Gold Holdings, Ltd. Warrants 03/12/22	105,075	0

TOTAL RIGHTS/WARRANTS			435,831

TOTAL INVESTMENT SECURITIES (Cost $3,000,889,255)			3,996,669,472

			Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§	The DFA Short Term Investment Fund	17,974,951	207,970,181

TOTAL INVESTMENTS — (100.0%) (Cost $3,208,838,689)			$4,204,639,653

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	06/18/21	$34,684,571	$36,108,560	$1,423,989

Total Futures Contracts			$34,684,571	$36,108,560	$1,423,989

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,152,394	$177,912,449	—	$179,064,843
Austria	—	16,290,634	—	16,290,634
Belgium	270,086	30,642,716	—	30,912,802
Brazil	53,670,009	—	—	53,670,009
Canada	281,952,570	780,506	—	282,733,076
Chile	6,607,436	—	—	6,607,436
China	47,829,721	366,482,303	—	414,312,024
Colombia	2,123,841	—	—	2,123,841
Czech Republic	—	958,126	—	958,126
Denmark	—	61,641,630	—	61,641,630
Egypt	107,616	122,987	—	230,603
Finland	—	47,421,131	—	47,421,131
France	844,166	217,494,894	—	218,339,060
Germany	1,121,018	181,745,727	—	182,866,745
Greece	—	2,234,408	—	2,234,408
Hong Kong	646,727	67,205,035	—	67,851,762
Hungary	—	2,689,156	—	2,689,156
India	3,014,190	144,462,506	—	147,476,696
Indonesia	140,678	16,826,969	—	16,967,647
Ireland	10,819,287	17,325,331	—	28,144,618
Israel	2,645,877	19,639,235	—	22,285,112
Italy	651,287	75,679,060	—	76,330,347
Japan	5,515,232	576,290,877	—	581,806,109
Malaysia	2,358	23,218,769	—	23,221,127
Mexico	27,935,102	201	—	27,935,303
Netherlands	14,061,750	73,883,161	—	87,944,911
New Zealand	—	14,178,774	—	14,178,774
Norway	189,124	25,921,537	—	26,110,661
Peru	266,076	—	—	266,076
Philippines	21,982	9,148,624	—	9,170,606
Poland	—	10,344,885	—	10,344,885
Portugal	—	5,119,976	—	5,119,976
Qatar	—	5,418,635	—	5,418,635
Russia	3,769,417	4,831,068	—	8,600,485
Saudi Arabia	61,415	28,914,843	—	28,976,258
Singapore	—	24,609,537	—	24,609,537
South Africa	7,429,020	58,854,032	—	66,283,052
South Korea	1,222,600	194,665,693	—	195,888,293
Spain	954,957	54,826,365	—	55,781,322
Sweden	137,263	95,391,892	—	95,529,155
Switzerland	9,005,421	181,393,078	—	190,398,499
Taiwan	15,312,062	211,733,077	—	227,045,139
Thailand	28,873,297	—	—	28,873,297
Turkey	31,434	8,103,074	—	8,134,508

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$4,795,049	—	$4,795,049
United Kingdom	$83,427,985	291,133,630	—	374,561,615
United States	2,042,684	1,119,479	—	3,162,163
Preferred Stocks
Brazil	11,266,261	—	—	11,266,261
Chile	229,281	—	—	229,281
Colombia	252,820	—	—	252,820
Germany	—	19,125,001	—	19,125,001
Philippines	51,522	—	—	51,522
South Korea	—	1,615	—	1,615
Rights/Warrants
Canada	—	106,840	—	106,840
France	—	234,579	—	234,579
India	737	—	—	737
Malaysia	—	6,621	—	6,621
South Korea	—	12,692	—	12,692
Taiwan	—	6,739	—	6,739
Thailand	—	28,254	—	28,254
Turkey	—	39,369	—	39,369
Securities Lending Collateral	—	207,970,181	—	207,970,181
Futures Contracts**	1,423,989	—	—	1,423,989

TOTAL	$627,080,692	$3,578,982,950	—	$4,206,063,642

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.0%)
BELGIUM — (0.0%)
	Titan Cement International SA	210,081	$4,254,824

BRAZIL — (3.7%)
	AES Brasil Energia SA	1,265,721	3,199,224
	Aliansce Sonae Shopping Centers SA	210,548	994,980
*	Alliar Medicos A Frente SA	266,719	434,053
	Alupar Investimento SA	891,299	4,408,870
#	Ambev SA, ADR	8,834,581	24,560,135
*	Anima Holding SA	947,184	1,886,678
	Arezzo Industria e Comercio SA	261,080	3,635,957
	Atacadao SA	680,305	2,720,193
#*	Azul SA, ADR	490,810	10,444,437
*	B2W Cia Digital	34,100	422,605
	B3 SA - Brasil Bolsa Balcao	3,138,497	29,755,359
*	Banco ABC Brasil SA	18,580	50,315
	Banco Bradesco SA, ADR	0	0
	Banco Bradesco SA	2,240,819	8,526,749
	Banco BTG Pactual SA	354,135	7,024,613
	Banco do Brasil SA	1,555,792	8,489,185
	Banco Santander Brasil SA	723,818	5,134,104
	BB Seguridade Participacoes SA	1,903,788	7,826,067
*	BK Brasil Operacao e Assessoria a Restaurantes SA	78,186	142,495
*	BR Malls Participacoes SA	3,627,640	6,357,661
	BR Properties SA	709,294	1,171,264
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	346,518	2,197,613
*	Braskem SA, Sponsored ADR	461,479	8,934,233
*	BRF SA	2,080,068	7,961,012
	Camil Alimentos SA	501,366	923,900
	CCR SA	6,035,156	13,376,769
	Centrais Eletricas Brasileiras SA	614,000	4,158,478
#	Cia Brasileira de Distribuicao, ADR	89,028	660,588
	Cia Brasileira de Distribuicao	669,536	5,020,241
	Cia de Locacao das Americas	869,742	4,222,181
	Cia de Saneamento Basico do Estado de Sao Paulo	1,115,204	8,782,767
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	27,235	214,067
	Cia de Saneamento de Minas Gerais-COPASA	1,109,411	3,433,179
	Cia de Saneamento do Parana	1,248,558	4,849,840
	Cia de Saneamento do Parana	75,900	59,384
	Cia Energetica de Minas Gerais, Sponsored ADR	438,669	1,092,286
	Cia Energetica de Minas Gerais	667,759	2,076,280
	Cia Hering	668,276	3,373,336
	Cia Paranaense de Energia	0	0
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	25,422,085
	Cia Siderurgica Nacional SA	461,236	4,176,729
	Cielo SA	5,163,224	3,279,263
*	Cogna Educacao	11,225,297	7,997,331
	Companhia Paranaense de Energia	209,372	1,120,084
	Construtora Tenda SA	531,027	2,531,935
	Cosan SA	650,050	10,777,419
	CSU Cardsystem SA	227,133	1,098,441
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	185,800	804,829
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,734	35,482
	Direcional Engenharia SA	683,996	1,611,758
	Duratex SA	2,194,798	9,575,890
*	EcoRodovias Infraestrutura e Logistica SA	1,171,743	2,594,981

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	EDP - Energias do Brasil SA	1,586,028	$5,486,228
*	Embraer SA	82,500	233,890
*	Embraer SA, Sponsored ADR	1,090,681	12,052,025
	Enauta Participacoes SA	689,087	1,926,939
	Energisa SA	952,100	7,722,596
*	Eneva SA	1,240,000	3,348,791
	Engie Brasil Energia SA	686,361	5,138,815
	Equatorial Energia SA	3,265,970	15,085,131
	Even Construtora e Incorporadora SA	707,119	1,257,494
	Ez Tec Empreendimentos e Participacoes SA	412,359	2,452,724
	Fleury SA	1,091,119	5,132,149
	Fras-Le SA	80,100	173,558
*	Gafisa SA	461,619	387,511
	Gafisa SA, ADR	103,158	169,178
	Gerdau SA, Sponsored ADR	272,695	1,674,347
	Gerdau SA	307,870	1,565,974
#*	Gol Linhas Aereas Inteligentes SA, ADR	256,511	2,205,999
	Grendene SA	1,281,859	1,927,962
	Guararapes Confeccoes SA	727,128	2,246,152
	Hapvida Participacoes e Investimentos SA	1,031,917	2,743,141
*	Helbor Empreendimentos SA	325,663	503,597
	Hypera SA	985,988	6,291,243
	Industrias Romi SA	201,757	1,213,057
	Instituto Hermes Pardini SA	248,360	860,016
*	International Meal Co. Alimentacao SA, Class A	1,333,561	918,165
	Iochpe-Maxion SA	868,393	2,175,758
	IRB Brasil Resseguros SA	1,650,189	1,850,066
	Itau Unibanco Holding SA	917,911	4,133,265
	JBS SA	5,466,319	30,310,017
	JHSF Participacoes SA	2,133,091	2,682,047
	JSL SA	153,365	281,487
	Kepler Weber SA	114,804	1,059,898
*	Klabin SA	3,233,629	16,584,697
	Light SA	1,802,249	5,812,797
	Localiza Rent a Car SA	1,332,706	15,775,443
	LOG Commercial Properties e Participacoes SA	220,977	1,200,472
	Lojas Americanas SA	368,867	1,347,929
	Lojas Renner SA	2,231,625	16,597,353
	M Dias Branco SA	103,765	508,505
	Magazine Luiza SA	3,808,211	14,042,298
	Mahle-Metal Leve SA	311,399	1,515,133
	Marcopolo SA	599,700	276,001
	Marfrig Global Foods SA	69,501	248,088
*	Marisa Lojas SA	865,738	854,255
*	Mills Estruturas e Servicos de Engenharia SA	1,027,849	1,527,000
	Minerva SA	205,754	366,657
	Movida Participacoes SA	247,467	766,722
	MRV Engenharia e Participacoes SA	1,846,380	5,897,349
	Multiplan Empreendimentos Imobiliarios SA	43,000	182,305
*	Natura & Co. Holding SA	2,659,361	23,861,573
	Notre Dame Intermedica Participacoes S.A	231,573	3,464,611
	Odontoprev SA	1,532,180	3,601,944
*	Omega Geracao SA	25,239	182,135
*	Petro Rio SA	985,792	16,619,661
	Petrobras Distribuidora SA	95,300	394,916
	Petroleo Brasileiro SA	16,222,810	68,988,119
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	880,028	7,612,242
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	1,615,720	13,701,306
	Porto Seguro SA	723,360	6,574,366

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Portobello SA	710,634	$1,563,328
*	Profarma Distribuidora de Produtos Farmaceuticos SA	111,675	122,529
	Qualicorp Consultoria e Corretora de Seguros SA	1,350,837	6,726,768
	Raia Drogasil SA	2,300,661	11,138,959
*	Restoque Comercio e Confeccoes de Roupas SA	142,648	114,233
*	Rumo SA	4,194,564	15,443,761
	Sao Carlos Empreendimentos e Participacoes SA	21,500	149,216
	Sao Martinho SA	1,743,349	10,003,624
#	Sendas Distribuidora SA, ADR	89,028	1,311,382
	Sendas Distribuidora SA	669,536	9,970,226
	Ser Educacional SA	279,985	664,391
	SIMPAR SA	437,311	3,482,677
	SLC Agricola SA	835,857	7,507,564
	Smiles Fidelidade SA	485,561	1,915,588
	Sul America SA	1,751,213	10,545,223
*	Suzano SA	1,733,608	21,915,642
#*	Suzano SA, Sponsored ADR	140,729	1,784,445
*	Tecnisa SA	334,492	504,935
	Tegma Gestao Logistica SA	189,960	791,726
	Telefonica Brasil SA	980,993	7,801,640
#	Telefonica Brasil SA, ADR	294,101	2,332,221
*	Terra Santa Agro SA	9,100	75,017
	TIM SA	2,934,037	6,584,238
	Transmissora Alianca de Energia Eletrica SA	1,722,371	13,253,764
	Trisul SA	80,936	144,378
*	Tupy SA	630,673	2,719,114
	Ultrapar Participacoes SA	2,196,700	8,536,802
#	Ultrapar Participacoes SA, Sponsored ADR	74,790	290,185
	Usinas Siderurgicas de Minas Gerais SA Usiminas	202,634	865,066
	Vale SA	15,734,370	315,785,209
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	395,149	698,342
*	Via Varejo SA	1,190,300	2,592,253
*	Vulcabras Azaleia SA	546,686	764,870
	WEG SA	2,769,280	17,848,233
	Wiz Solucoes e Corretagem de Seguros SA	471,390	997,963
	YDUQS Participacoes SA	1,677,745	9,037,255

TOTAL BRAZIL			1,119,243,189

CHILE — (0.7%)
	AES Gener SA	16,544,382	2,718,639
	Aguas Andinas SA, Class A	11,757,241	3,341,582
	Banco de Chile	8,969,120	960,351
#	Banco de Chile, ADR	316,377	6,890,694
	Banco de Credito e Inversiones SA	161,351	7,492,845
	Banco Santander Chile, ADR	306,008	6,805,618
	Besalco SA	2,474,186	1,652,695
	Camanchaca SA	49,415	4,229
	CAP SA	902,153	16,082,448
	Cementos BIO BIO SA	179,409	192,785
	Cencosud SA	5,878,799	12,204,590
	Cia Cervecerias Unidas SA	331,032	3,046,092
	Cia Cervecerias Unidas SA, Sponsored ADR	138,783	2,543,892
*	Cia Sud Americana de Vapores SA	234,887,429	14,210,965
	Colbun SA	29,817,577	5,118,321
	Cristalerias de Chile SA	59,157	291,320
	Embotelladora Andina SA, ADR, Class B	70,431	1,008,572
	Empresa Nacional de Telecomunicaciones SA	1,090,679	6,124,548
	Empresas CMPC SA	3,562,275	9,898,967

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Empresas COPEC SA	742,464	$7,995,750
	Empresas Hites SA	1,284,893	280,217
	Enel Americas SA, ADR	1,281,314	9,199,832
	Enel Americas SA	66,300,546	9,437,657
	Enel Chile SA, ADR	1,966,367	6,862,621
*	Enel Chile SA	48,229,949	3,291,197
	Engie Energia Chile SA	4,256,121	4,491,285
	Falabella SA	1,094,519	4,943,377
*	Forus SA	487,961	947,388
	Grupo Security SA	2,640,638	546,125
	Hortifrut SA	22,571	35,822
	Instituto de Diagnostico SA	4,394	10,448
	Inversiones Aguas Metropolitanas SA	4,187,751	3,223,024
	Inversiones La Construccion SA	213,688	1,434,749
	Itau CorpBanca Chile SA	885,709,663	3,015,797
	Itau CorpBanca Chile SA, ADR	36,082	185,822
*	Masisa SA	7,357,106	158,274
	Molibdenos y Metales SA	84,693	593,434
	Multiexport Foods SA	3,517,774	1,633,293
	Parque Arauco SA	4,035,580	6,263,488
	PAZ Corp. SA	1,378,694	1,278,347
	Plaza SA	13,960	23,570
	Ripley Corp. SA	6,295,051	2,010,664
	Salfacorp SA	2,323,785	1,608,631
	Sigdo Koppers SA	1,838,995	2,225,227
	SMU SA	1,083,455	155,552
	Sociedad Matriz SAAM SA	26,306,125	2,094,926
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	350,142	18,466,489
	Socovesa SA	1,574,885	531,809
	SONDA SA	3,257,146	2,066,851
	Vina Concha y Toro SA	2,632,816	4,597,139

TOTAL CHILE			200,197,958

CHINA — (32.3%)
*	21Vianet Group, Inc., ADR	60,509	1,688,806
	360 Security Technology, Inc., Class A	425,600	827,500
	361 Degrees International, Ltd	6,035,000	2,423,681
*	3SBio, Inc	7,956,500	7,521,472
*	51job, Inc., ADR	113,891	7,009,991
	5I5J Holding Group Co., Ltd., Class A	1,791,700	1,068,830
#	AAC Technologies Holdings, Inc.	6,404,000	35,549,744
	AAG Energy Holdings, Ltd.	583,000	101,931
	Accelink Technologies Co., Ltd., Class A	319,137	1,092,923
	Addsino Co., Ltd., Class A	118,400	310,279
*	Advanced Technology & Materials Co., Ltd., Class A	421,700	465,318
	AECC Aero-Engine Control Co., Ltd., Class A	184,300	514,764
	AECC Aviation Power Co., Ltd., Class A	175,472	1,023,316
	Aerospace CH UAV Co., Ltd.	82,500	238,186
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	212,100	262,031
	Agile Group Holdings, Ltd.	14,902,465	23,280,249
	Agricultural Bank of China, Ltd., Class H	108,032,460	41,853,842
	Aier Eye Hospital Group Co., Ltd., Class A	527,904	6,051,080
	Air China, Ltd., Class H	12,198,000	9,644,808
	Aisino Corp., Class A	541,000	988,835
	Ajisen China Holdings, Ltd.	3,924,000	684,774
#	Ak Medical Holdings, Ltd.	1,020,000	1,584,495
	AKM Industrial Co., Ltd.	230,000	29,556
*	Alibaba Group Holding, Ltd., Sponsored ADR	2,528,930	584,056,383
*	Alibaba Group Holding, Ltd.	4,796,300	138,649,979

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Alibaba Health Information Technology, Ltd.	5,088,000	$15,486,837
#*	Alibaba Pictures Group, Ltd.	29,820,000	4,332,477
	A-Living Smart City Services Co., Ltd., Class H	1,902,250	8,743,531
	All Winner Technology Co., Ltd., Class A	11,300	72,670
*	Alpha Group, Class A	807,000	759,563
#*	Aluminum Corp. of China, Ltd., ADR	160,200	2,082,600
*	Aluminum Corp. of China, Ltd., Class H	20,622,000	10,656,124
	Amoy Diagnostics Co., Ltd., Class A	35,070	461,527
	An Hui Wenergy Co., Ltd., Class A	185,039	109,640
#	Angang Steel Co., Ltd., Class H	19,757,908	13,582,735
	Angel Yeast Co., Ltd., Class A	189,400	1,711,872
	Anhui Anke Biotechnology Group Co., Ltd., Class A	235,400	718,421
	Anhui Conch Cement Co., Ltd., Class H	7,186,000	42,890,736
	Anhui Construction Engineering Group Co., Ltd., Class A	766,116	476,522
	Anhui Expressway Co., Ltd., Class H	3,148,000	2,206,892
	Anhui Genuine New Materials Co., Ltd., Class A	105,280	573,645
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	144,700	665,301
	Anhui Gujing Distillery Co., Ltd., Class A	81,095	2,842,957
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	1,008,857	934,104
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	100,800	130,247
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	456,600	473,362
	Anhui Jinhe Industrial Co., Ltd., Class A	169,582	855,005
	Anhui Korrun Co., Ltd., Class A	83,762	294,901
	Anhui Kouzi Distillery Co., Ltd., Class A	128,834	1,236,405
*	Anhui Tatfook Technology Co., Ltd., Class A	219,900	302,046
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	70,160	96,773
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	612,200	758,714
	Anhui Xinhua Media Co., Ltd., Class A	739,600	550,089
	Anhui Yingjia Distillery Co., Ltd., Class A	118,600	685,956
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	473,300	777,827
	Animal Health Holdings, Inc.	1,485,000	17,932
	Anji Microelectronics Technology Shanghai Co., Ltd., Class A	10,312	296,449
	ANTA Sports Products, Ltd.	4,074,000	72,673,643
#*	Anton Oilfield Services Group	18,644,000	1,168,285
	Aoshikang Technology Co., Ltd., Class A	40,700	439,603
*	Aowei Holdings, Ltd.	187,000	25,518
	Apeloa Pharmaceutical Co., Ltd., Class A	377,400	1,808,873
	APT Satellite Holdings, Ltd.	622,000	201,154
*	Art Group Holdings, Ltd.	455,000	24,899
*	Ascletis Pharma, Inc.	440,000	167,699
	Asia Cement China Holdings Corp.	5,246,500	5,383,104
	AsiaInfo Technologies, Ltd.	395,200	635,050
*	Asian Citrus Holdings, Ltd.	3,478,000	154,880
	Asymchem Laboratories Tianjin Co., Ltd., Class A	38,900	1,969,759
#	Ausnutria Dairy Corp., Ltd.	3,672,000	5,425,451
	Autobio Diagnostics Co., Ltd., Class A	53,512	1,008,062
	Avary Holding Shenzhen Co., Ltd., Class A	154,831	743,197
	Avic Capital Co., Ltd., Class A	851,100	509,563
	AVIC Electromechanical Systems Co., Ltd., Class A	458,000	689,072
	Avic Heavy Machinery Co., Ltd., Class A	221,300	603,551
#*	AVIC International Holding HK, Ltd.	16,594,207	268,754
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	152,900	1,606,772
	AVIC Shenyang Aircraft Co., Ltd., Class A	204,300	1,821,035
	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	286,100	1,061,046
	AviChina Industry & Technology Co., Ltd., Class H	12,896,212	8,275,640
	AVICOPTER P.L.C., Class A	72,100	565,888
*	Babytree Group.	150,500	30,453
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	541,900	1,150,880
	BAIC Motor Corp., Ltd., Class H	13,495,500	4,879,213

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baidu, Inc., Sponsored ADR	658,661	$138,536,168
	BAIOO Family Interactive, Ltd.	7,160,000	1,834,750
	Bank of Beijing Co., Ltd., Class A	1,261,300	927,181
	Bank of Changsha Co., Ltd., Class A	587,047	816,361
	Bank of Chengdu Co., Ltd., Class A	758,400	1,395,561
	Bank of China, Ltd., Class H	204,333,702	81,068,980
	Bank of Chongqing Co., Ltd., Class H	2,734,000	1,835,111
#	Bank of Communications Co., Ltd., Class H	25,189,618	16,083,372
	Bank of Guiyang Co., Ltd., Class A	196,400	234,947
	Bank of Hangzhou Co., Ltd., Class A	803,259	2,051,424
	Bank of Jiangsu Co., Ltd., Class A	2,032,760	2,218,149
	Bank of Nanjing Co., Ltd., Class A	1,965,296	2,783,533
	Bank of Ningbo Co., Ltd., Class A	801,765	5,224,631
	Bank of Shanghai Co., Ltd., Class A	799,800	1,010,023
	Baoshan Iron & Steel Co., Ltd., Class A	4,059,137	5,395,345
	Baosheng Science and Technology Innovation Co., Ltd., Class A	340,200	220,104
*	Baoye Group Co., Ltd., Class H	1,616,440	842,964
#*	Baozun, Inc., Sponsored ADR	302,114	10,486,377
	BBMG Corp., Class H	16,085,404	3,305,943
	Bear Electric Appliance Co., Ltd., Class A	34,536	388,946
	Befar Group Co., Ltd., Class A	472,000	452,158
	Beibuwan Port Co., Ltd., Class A	304,730	419,046
*	BeiGene, Ltd., ADR	777	266,931
*	BeiGene, Ltd.	150,400	4,000,633
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	327,416	723,470
*	Beijing BDStar Navigation Co., Ltd., Class A	103,100	645,241
	Beijing Capital Co., Ltd., Class A	4,570,230	2,095,711
	Beijing Capital Development Co., Ltd., Class A	1,430,300	1,234,012
	Beijing Capital International Airport Co., Ltd., Class H	13,528,000	9,820,044
	Beijing Capital Land, Ltd., Class H	17,125,999	2,288,176
*	Beijing Centergate Technologies Holding Co., Ltd., Class A	248,134	264,444
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	142,500	431,877
	Beijing Dabeinong Technology Group Co., Ltd., Class A	758,800	953,185
*	Beijing Easpring Material Technology Co., Ltd., Class A	101,600	789,852
	Beijing E-Hualu Information Technology Co., Ltd., Class A	245,589	931,002
#*	Beijing Energy International Holding Co., Ltd.	14,756,000	474,460
	Beijing Enlight Media Co., Ltd., Class A	421,000	845,867
*	Beijing Enterprises Clean Energy Group, Ltd.	65,400,000	944,946
	Beijing Enterprises Holdings, Ltd.	3,433,028	11,198,517
#*	Beijing Enterprises Medical & Health Group, Ltd.	13,284,000	176,973
	Beijing Enterprises Water Group, Ltd.	23,798,469	9,089,463
	Beijing Forever Technology Co., Ltd., Class A	218,000	264,582
*	Beijing Gas Blue Sky Holdings, Ltd.	8,656,000	129,265
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	213,800	674,391
	Beijing Global Safety Technology Co., Ltd., Class A	74,642	261,952
*	Beijing Jetsen Technology Co., Ltd., Class A	1,159,700	619,820
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,008,000	1,959,556
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	93,700	79,199
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	57,000	323,856
	Beijing Kunlun Tech Co., Ltd., Class A	251,200	717,448
	Beijing New Building Materials P.L.C.., Class A	425,879	3,026,485
#	Beijing North Star Co., Ltd., Class H	7,032,000	1,292,192
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	1,232,805	696,302
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	475,646	636,761
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	501,160	4,456,581
	Beijing Originwater Technology Co., Ltd., Class A	771,600	837,001
*	Beijing Philisense Technology Co., Ltd., Class A	538,400	299,566
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	1,319,156	1,085,374

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Shiji Information Technology Co., Ltd., Class A	163,222	$718,126
*	Beijing Shougang Co., Ltd., Class A	824,200	640,457
	Beijing Shunxin Agriculture Co., Ltd., Class A	148,900	1,139,880
	Beijing Sinnet Technology Co., Ltd., Class A	469,700	1,020,470
	Beijing SL Pharmaceutical Co., Ltd., Class A	513,465	942,682
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	444,445	351,043
	Beijing Strong Biotechnologies, Inc., Class A	123,951	390,055
	Beijing SuperMap Software Co., Ltd., Class A	207,300	506,745
	Beijing Thunisoft Corp., Ltd., Class A	336,131	927,083
	Beijing Tiantan Biological Products Corp., Ltd., Class A	201,040	1,119,434
	Beijing Tongrentang Co., Ltd., Class A	171,372	808,547
*	Beijing Ultrapower Software Co., Ltd., Class A	883,200	604,178
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	38,300	36,720
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,882,000	538,346
	Beijing Yanjing Brewery Co., Ltd., Class A	549,100	626,327
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	375,500	528,551
*	Berry Genomics Co., Ltd., Class A	114,200	522,621
	Best Pacific International Holdings, Ltd.	1,354,000	390,116
#*	BEST, Inc.	423,929	559,586
	Bestsun Energy Co., Ltd., Class A	745,340	556,775
	Betta Pharmaceuticals Co., Ltd., Class A	30,400	501,321
	Better Life Commercial Chain Share Co., Ltd., Class A	392,100	458,457
	BGI Genomics Co., Ltd., Class A	117,300	2,336,287
	Biem.L.Fdlkk Garment Co., Ltd., Class A	162,200	536,201
	BII Railway Transportation Technology Holdings Co., Ltd.	1,200,000	100,245
	Blue Sail Medical Co., Ltd., Class A	429,628	1,561,905
*	Bluedon Information Security Technology Co., Ltd., Class A	156,644	79,421
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	1,123,502	1,070,643
	BOC International China Co., Ltd., Class A	65,600	153,371
	BOE Technology Group Co., Ltd., Class A	6,338,279	7,145,902
*	Bohai Leasing Co., Ltd., Class A	3,137,585	1,002,764
	Bosideng International Holdings, Ltd.	29,512,157	14,968,422
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	119,600	644,161
*	Boyaa Interactive International, Ltd.	1,928,000	156,247
	Bright Dairy & Food Co., Ltd., Class A	356,169	949,265
	Bright Real Estate Group Co., Ltd., Class A	563,094	214,628
	Brilliance China Automotive Holdings, Ltd.	20,104,000	18,893,399
	B-Soft Co., Ltd., Class A	460,550	729,960
	BTG Hotels Group Co., Ltd., Class A	377,071	1,487,533
	BYD Co., Ltd., Class H	3,215,300	66,860,613
#	BYD Electronic International Co., Ltd.	7,769,722	41,225,620
	By-health Co., Ltd., Class A	98,200	494,883
	C C Land Holdings, Ltd.	13,761,530	3,201,459
#	C&D International Investment Group, Ltd.	247,000	492,927
*	C&D Property Management Group Co., Ltd.	247,000	147,580
	C&S Paper Co., Ltd., Class A	394,771	1,875,630
#*	CA Cultural Technology Group, Ltd.	3,507,000	1,335,167
	Cabbeen Fashion, Ltd.	1,829,000	637,993
	Caitong Securities Co., Ltd., Class A	384,100	591,128
	Camel Group Co., Ltd., Class A	436,530	805,517
	Canny Elevator Co., Ltd., Class A	314,700	462,731
	Canvest Environmental Protection Group Co., Ltd.	2,812,000	1,454,490
*	Capital Environment Holdings, Ltd.	4,918,000	91,705
	Carrianna Group Holdings Co., Ltd.	1,788,877	122,119
	CCS Supply Chain Management Co., Ltd., Class A	19,600	17,699
*	CECEP COSTIN New Materials Group, Ltd.	2,583,000	37,409
	CECEP Solar Energy Co., Ltd., Class A	1,872,200	1,775,475
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	410,500	187,977

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	2,699,200	$1,561,728
#	Central China Real Estate, Ltd.	6,510,074	3,580,725
*	Central China Securities Co., Ltd., Class H	4,483,000	813,107
	Centre Testing International Group Co Ltd, Class A	105,393	531,614
#*	CGN New Energy Holdings Co., Ltd.	13,644,000	3,322,655
	CGN Nuclear Technology Development Co., Ltd., Class A	286,000	491,912
	CGN Power Co., Ltd., Class H	28,094,000	6,463,304
	Chacha Food Co., Ltd., Class A	162,391	1,351,080
	Changchun Faway Automobile Components Co., Ltd., Class A	459,510	703,191
	Changchun High & New Technology Industry Group, Inc., Class A	62,618	4,799,381
	Changjiang Securities Co., Ltd., Class A	755,299	843,328
	Changsha Jingjia Microelectronics Co., Ltd., Class A	43,200	484,742
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	143,700	235,552
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	51,220	1,536,837
	Chanjet Information Technology Co., Ltd., Class H	29,800	92,231
	Chaowei Power Holdings, Ltd.	5,548,000	2,011,381
	Chaozhou Three-Circle Group Co., Ltd., Class A	234,273	1,561,834
	Cheetah Mobile, Inc., ADR	222,465	480,524
*	ChemPartner PharmaTech Co., Ltd., Class A	153,303	339,570
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	214,630	496,702
	Chengdu Hongqi Chain Co., Ltd., Class A	682,300	642,129
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	151,000	210,668
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	99,671	331,864
	Chengdu Xingrong Environment Co., Ltd., Class A	243,762	195,649
*	Chifeng Jilong Gold Mining Co., Ltd., Class A	105,000	244,369
	China Aerospace International Holdings, Ltd.	14,554,600	1,232,440
	China Aerospace Times Electronics Co., Ltd., Class A	494,000	520,115
#	China Aircraft Leasing Group Holdings, Ltd.	1,534,500	1,239,622
	China Aoyuan Group, Ltd.	13,875,000	14,399,352
	China Avionics Systems Co., Ltd., Class A	236,200	547,179
	China Baoan Group Co., Ltd., Class A	671,592	1,088,943
	China Bester Group Telecom Co., Ltd., Class A	31,300	55,397
#	China Beststudy Education Group	206,000	65,164
	China BlueChemical, Ltd., Class H	12,777,122	3,612,458
*	China Boton Group Co., Ltd.	122,000	59,163
	China Building Material Test & Certification Group Co., Ltd., Class A	139,101	496,313
	China CAMC Engineering Co., Ltd., Class A	510,993	537,191
*	China Chengtong Development Group, Ltd.	546,000	12,840
	China Cinda Asset Management Co., Ltd., Class H	56,026,000	11,012,759
	China CITIC Bank Corp., Ltd., Class H	26,326,607	13,743,467
	China Coal Energy Co., Ltd., Class H	10,035,168	5,427,526
	China Common Rich Renewable Energy Investments, Ltd.	37,310,000	4,502,993
	China Communications Services Corp., Ltd., Class H	15,733,327	6,803,333
	China Conch Venture Holdings, Ltd.	6,982,000	32,943,185
	China Construction Bank Corp., Class H	333,485,302	263,233,813
*	China CSSC Holdings, Ltd., Class A	181,178	436,350
	China CYTS Tours Holding Co., Ltd., Class A	272,000	504,578
	China Datang Corp. Renewable Power Co., Ltd., Class H	15,606,000	2,906,269
	China Development Bank Financial Leasing Co., Ltd., Class H	224,000	32,853
#*	China Dili Group	10,867,661	3,022,387
#	China Dongxiang Group Co., Ltd.	23,015,888	3,024,278
*	China Dynamics Holdings, Ltd.	2,130,000	39,846
	China Eastern Airlines Corp., Ltd., ADR	3,360	73,315
	China Eastern Airlines Corp., Ltd., Class H	11,200,000	4,905,661
#	China Education Group Holdings, Ltd.	2,311,000	5,579,268
	China Electronics Huada Technology Co., Ltd.	2,662,000	290,573
	China Electronics Optics Valley Union Holding Co., Ltd.	4,356,000	234,395
	China Energy Engineering Corp., Ltd., Class H	2,854,000	289,586
	China Everbright Bank Co., Ltd., Class H	8,833,000	3,688,468

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Everbright Environment Group, Ltd.	21,749,777	$13,672,014
#	China Everbright Greentech, Ltd.	2,864,000	1,132,769
	China Everbright, Ltd.	9,592,896	11,447,889
#	China Evergrande Group	13,440,000	22,679,759
	China Express Airlines Co., Ltd., Class A	276,904	651,271
	China Film Co., Ltd., Class A	656,200	1,431,976
*	China Financial Services Holdings, Ltd.	71,200	15,582
	China Foods, Ltd.	7,802,000	3,248,320
	China Fortune Land Development Co., Ltd., Class A	1,521,970	1,309,443
	China Galaxy Securities Co., Ltd., Class H	12,905,500	7,670,146
	China Gas Holdings, Ltd.	8,903,200	32,091,210
	China Gezhouba Group Co., Ltd., Class A	1,627,326	1,786,592
*	China Glass Holdings, Ltd.	3,264,000	288,799
*	China Grand Automotive Services Group Co., Ltd.	196,100	91,687
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,036,000	4,222,825
	China Great Wall Securities Co., Ltd., Class A	89,800	139,343
	China Greatwall Technology Group Co., Ltd., Class A	430,200	782,182
*	China Greenland Broad Greenstate Group Co., Ltd.	4,480,000	195,871
	China Hanking Holdings, Ltd.	4,174,000	789,675
	China Harmony Auto Holding, Ltd.	6,926,000	3,380,573
#*	China High Precision Automation Group, Ltd.	1,360,000	40,050
	China High Speed Railway Technology Co., Ltd., Class A	1,276,592	441,566
#	China High Speed Transmission Equipment Group Co., Ltd.	2,117,000	1,532,608
	China Hongqiao Group, Ltd.	8,566,500	13,521,267
	China Huarong Asset Management Co., Ltd., Class H	61,952,000	8,135,051
*	China Index Holdings, Ltd., ADR	23,280	51,216
#*	China International Capital Corp., Ltd., Class H	6,070,400	15,196,852
#	China International Marine Containers Group Co., Ltd., Class H	2,633,060	4,947,974
#	China Isotope & Radiation Corp.	13,400	49,256
#	China Jinmao Holdings Group, Ltd.	22,882,976	8,669,012
	China Jushi Co., Ltd., Class A	1,094,932	3,031,944
	China Kepei Education Group, Ltd.	810,000	615,159
	China Kings Resources Group Co., Ltd., Class A	112,800	437,616
	China Lesso Group Holdings, Ltd.	12,427,000	31,258,971
#	China Life Insurance Co., Ltd., ADR	817,620	8,347,900
	China Life Insurance Co., Ltd., Class H	15,007,000	30,421,430
	China Lilang, Ltd.	3,575,000	2,379,675
#*	China Literature, Ltd.	495,600	5,161,502
#*	China Logistics Property Holdings Co., Ltd.	2,657,000	1,510,291
*	China Longevity Group Co., Ltd.	893,399	29,559
#	China Longyuan Power Group Corp., Ltd., Class H	17,003,000	25,003,432
#*	China Lumena New Materials Corp.	391,649	0
	China Machinery Engineering Corp., Class H	6,282,000	2,810,688
*	China Maple Leaf Educational Systems, Ltd.	13,904,000	3,638,827
	China Medical System Holdings, Ltd.	13,813,800	31,906,189
	China Meheco Co., Ltd., Class A	485,170	960,302
	China Meidong Auto Holdings, Ltd.	2,372,000	11,828,248
	China Mengniu Dairy Co., Ltd.	7,906,000	42,313,677
	China Merchants Bank Co., Ltd., Class H	19,175,646	154,026,671
	China Merchants Energy Shipping Co., Ltd., Class A	2,096,580	1,587,204
	China Merchants Land, Ltd.	12,962,000	1,897,801
	China Merchants Port Holdings Co., Ltd.	7,902,958	12,643,568
	China Merchants Securities Co., Ltd., Class H	712,660	995,876
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	841,651	1,508,981
	China Metal Recycling Holdings, Ltd.	1,955,133	0
	China Minmetals Rare Earth Co., Ltd., Class A	202,200	530,085
	China Minsheng Banking Corp., Ltd., Class H	21,059,960	10,791,451
#*	China Modern Dairy Holdings, Ltd.	9,730,000	2,443,981
	China Molybdenum Co., Ltd., Class H	15,561,000	10,510,784

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Accord Medicines Corp., Ltd., Class A	206,215	$1,329,389
	China National Building Material Co., Ltd., Class H	40,908,150	59,075,139
	China National Medicines Corp., Ltd., Class A	229,400	1,303,294
	China National Nuclear Power Co., Ltd., Class A	4,488,021	3,612,898
	China National Software & Service Co., Ltd., Class A	25,978	184,680
#	China New Higher Education Group, Ltd.	1,010,000	809,633
	China New Town Development Co., Ltd.	6,821,177	154,317
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	766,400	584,176
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	375,318	1,174,857
#*	China Oil & Gas Group, Ltd.	30,080,000	1,664,936
	China Oilfield Services, Ltd., Class H	13,648,000	12,470,088
	China Oriental Group Co., Ltd.	13,606,000	4,596,767
	China Overseas Grand Oceans Group, Ltd.	17,162,500	10,931,755
	China Overseas Land & Investment, Ltd.	22,770,033	57,627,673
	China Overseas Property Holdings, Ltd.	10,806,344	10,914,652
	China Pacific Insurance Group Co., Ltd., Class H	13,549,265	48,767,424
#	China Petroleum & Chemical Corp., ADR	196,340	9,657,955
	China Petroleum & Chemical Corp., Class H	144,228,400	71,134,258
	China Pioneer Pharma Holdings, Ltd.	2,974,000	390,480
	China Power International Development, Ltd.	35,091,600	8,043,260
*	China Properties Group, Ltd.	397,000	21,210
	China Publishing & Media Co., Ltd., Class A	238,993	264,549
	China Railway Group, Ltd., Class H	17,289,000	8,926,023
	China Railway Hi-tech Industry Co., Ltd., Class A	170,500	222,357
	China Railway Signal & Communication Corp., Ltd., Class H	7,582,000	3,009,539
	China Railway Tielong Container Logistics Co., Ltd., Class A	561,500	433,803
*	China Rare Earth Holdings, Ltd.	9,802,399	1,081,116
	China Reinsurance Group Corp., Class H	16,968,000	1,767,282
#	China Renaissance Holdings, Ltd.	86,700	278,543
	China Resources Beer Holdings Co., Ltd.	4,741,661	38,197,444
	China Resources Cement Holdings, Ltd.	20,756,946	22,611,019
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	470,154	872,382
	China Resources Gas Group, Ltd.	4,890,000	26,457,726
	China Resources Land, Ltd.	14,554,610	68,145,710
	China Resources Medical Holdings Co., Ltd.	4,392,000	3,811,687
	China Resources Pharmaceutical Group, Ltd.	6,375,000	4,292,953
	China Resources Power Holdings Co., Ltd.	10,738,820	14,107,228
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	351,196	1,354,764
*	China Ruifeng Renewable Energy Holdings, Ltd.	932,000	28,796
#	China Sanjiang Fine Chemicals Co., Ltd.	5,996,000	2,811,970
	China SCE Group Holdings, Ltd.	25,357,400	11,865,210
	China Science Publishing & Media, Ltd., Class A	103,700	150,448
*	China Shengmu Organic Milk, Ltd.	5,244,000	424,797
	China Shenhua Energy Co., Ltd., Class H	28,186,000	58,708,425
	China Shineway Pharmaceutical Group, Ltd.	2,323,000	1,673,641
*	China Shuifa Singyes Energy Holdings, Ltd.	289,000	42,340
*	China Silver Group, Ltd.	7,744,000	902,967
	China South City Holdings, Ltd.	43,416,711	4,574,009
	China South Publishing & Media Group Co., Ltd., Class A	745,134	1,174,161
*	China Southern Airlines Co., Ltd., Sponsored ADR	33,338	1,126,491
*	China Southern Airlines Co., Ltd., Class H	16,036,000	10,859,232
	China Starch Holdings, Ltd.	9,420,000	206,798
	China State Construction Engineering Corp., Ltd., Class A	7,859,092	5,992,687
*	China Sunshine Paper Holdings Co., Ltd.	1,971,500	419,634
	China Suntien Green Energy Corp., Ltd., Class H	10,487,000	4,020,366
	China Taiping Insurance Holdings Co., Ltd.	10,799,130	19,990,119
#	China Tian Lun Gas Holdings, Ltd.	1,848,000	1,866,340
#*	China Tianrui Group Cement Co., Ltd.	22,000	18,608

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Tianying, Inc., Class A	1,244,746	$801,428
	China Tourism Group Duty Free Corp., Ltd., Class A	249,617	11,978,772
	China Tower Corp., Ltd., Class H	29,518,000	4,246,123
	China Traditional Chinese Medicine Holdings Co., Ltd.	19,184,000	10,953,552
	China TransInfo Technology Co., Ltd., Class A	823,442	1,898,227
#*	China Travel International Investment Hong Kong, Ltd.	22,899,892	3,970,063
	China Union Holdings, Ltd., Class A	315,013	180,337
	China Vanke Co., Ltd., Class H	9,019,000	31,538,592
#	China Vast Industrial Urban Development Co., Ltd.	1,309,000	509,850
*	China Vered Financial Holding Corp., Ltd.	1,620,000	21,236
#	China Water Affairs Group, Ltd.	6,172,000	5,004,322
*	China Water Industry Group, Ltd.	660,000	23,458
	China West Construction Group Co., Ltd., Class A	530,600	685,504
*	China Wood Optimization Holding, Ltd.	2,848,000	329,980
	China World Trade Center Co., Ltd., Class A	255,000	548,798
	China Xinhua Education Group, Ltd.	186,000	53,511
	China XLX Fertiliser, Ltd.	1,157,000	541,779
	China Yangtze Power Co., Ltd., Class A	2,968,103	9,148,744
	China Yongda Automobiles Services Holdings, Ltd.	4,320,500	7,811,881
#	China Yuhua Education Corp., Ltd.	7,936,000	7,523,415
#*	China ZhengTong Auto Services Holdings, Ltd.	9,473,000	816,342
	China Zhenhua Group Science & Technology Co., Ltd., Class A	58,000	431,573
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	292,074	131,143
#*	China Zhongwang Holdings, Ltd.	14,337,979	3,311,534
	Chinasoft International, Ltd.	20,726,000	23,214,668
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	577,900	985,661
	Chongqing Brewery Co., Ltd., Class A	82,300	1,995,772
*	Chongqing Changan Automobile Co., Ltd., Class A	581,296	1,469,248
	Chongqing Department Store Co., Ltd., Class A	174,200	865,776
	Chongqing Dima Industry Co., Ltd., Class A	1,935,401	812,719
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	226,001	631,208
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	240,300	1,477,824
*	Chongqing Iron & Steel Co., Ltd., Class H	72,000	17,621
	Chongqing Machinery & Electric Co., Ltd., Class H	1,215,962	82,635
	Chongqing Rural Commercial Bank Co., Ltd., Class H	22,239,000	9,424,088
	Chongqing Zhifei Biological Products Co., Ltd., Class A	247,312	8,578,246
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	705,800	742,539
	Chow Tai Seng Jewellery Co., Ltd., Class A	194,377	926,522
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	269,000	12,483
	Chu Kong Shipping Enterprise Group Co., Ltd.	166,000	23,728
	CIFI Holdings Group Co., Ltd.	23,664,015	21,142,275
	CIMC Enric Holdings, Ltd.	5,086,000	4,408,591
	Cinda Real Estate Co., Ltd., Class A	1,972,000	1,104,776
	Cisen Pharmaceutical Co., Ltd., Class A	226,600	467,114
*	CITIC Guoan Information Industry Co., Ltd., Class A	1,671,700	515,856
*	CITIC Resources Holdings, Ltd.	19,766,000	989,955
	CITIC Securities Co., Ltd., Class H	5,531,500	13,300,761
	CITIC, Ltd.	19,326,567	20,298,129
#*	Citychamp Watch & Jewellery Group, Ltd.	11,156,000	2,413,960
*	CMST Development Co., Ltd., Class A	856,000	700,027
	CNHTC Jinan Truck Co., Ltd., Class A	231,775	1,206,119
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	541,350	982,931
	COFCO Biotechnology Co., Ltd., Class A	722,800	1,012,625
	COFCO Joycome Foods, Ltd.	3,778,000	1,915,219
#*	Cogobuy Group	3,081,000	857,273
#	Colour Life Services Group Co., Ltd.	3,730,545	1,581,132
#	Comba Telecom Systems Holdings, Ltd.	6,278,000	1,618,317
	Concord New Energy Group, Ltd.	38,315,909	2,759,540
	Consun Pharmaceutical Group, Ltd.	3,852,000	2,267,560

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Contemporary Amperex Technology Co., Ltd., Class A	373,752	$22,460,156
*	Coolpad Group, Ltd.	10,420,000	626,277
	COSCO SHIPPING Development Co., Ltd., Class H	17,320,300	3,047,294
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	12,170,000	5,300,469
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	14,904,500	26,553,505
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,606,000	1,592,484
	COSCO SHIPPING Ports, Ltd.	11,850,416	9,954,264
*	Cosmo Lady China Holdings Co., Ltd.	3,495,000	516,732
#	Country Garden Holdings Co., Ltd.	40,739,903	48,431,118
	Country Garden Services Holdings Co., Ltd.	6,150,673	64,433,506
#	CP Pokphand Co., Ltd.	27,419,658	3,452,644
	CPMC Holdings, Ltd.	4,310,000	2,440,622
	CQ Pharmaceutical Holding Co., Ltd., Class A	274,800	231,151
#	CSC Financial Co., Ltd., Class H	2,212,000	2,575,516
	CSG Holding Co., Ltd., Class A	843,642	1,163,856
	CSPC Innovation Pharmaceutical Co., Ltd., Class A	73,220	155,105
	CSPC Pharmaceutical Group, Ltd.	37,446,400	46,221,529
#*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	242,000	235,395
	CSSC Science & Technology Co., Ltd., Class A	134,900	226,959
*	CT Environmental Group, Ltd.	13,136,000	107,892
	CTS International Logistics Corp., Ltd., Class A	509,100	1,240,616
*	CWT International, Ltd.	23,990,000	274,226
*	Cybernaut International Holdings Co., Ltd.	492,000	4,740
	D&O Home Collection Co., Ltd., Class A	192,993	556,576
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	324,100	1,674,975
*	Da Ming International Holdings, Ltd.	112,000	42,733
	DaFa Properties Group, Ltd.	164,000	135,234
	Dali Foods Group Co., Ltd.	9,473,000	5,627,420
	Dalian Bio-Chem Co., Ltd., Class A	43,200	91,310
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	802,500	447,088
	Daqin Railway Co., Ltd., Class A	2,784,238	2,957,643
	Dare Power Dekor Home Co., Ltd., Class A	277,309	589,043
	Dashang Co., Ltd., Class A	171,732	557,915
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	141,180	1,647,902
	Datang International Power Generation Co., Ltd., Class H	14,306,000	2,114,897
	Dawnrays Pharmaceutical Holdings, Ltd.	5,718,982	1,166,383
	Dazhong Transportation Group Co., Ltd., Class A	243,400	131,549
	Dazzle Fashion Co., Ltd., Class A	139,640	412,443
	DBG Technology Co., Ltd., Class A	501,756	841,005
	Deppon Logistics Co., Ltd., Class A	220,517	420,976
	Dexin China Holdings Co., Ltd.	113,000	44,106
	DHC Software Co., Ltd., Class A	817,500	860,991
	Dian Diagnostics Group Co., Ltd., Class A	233,500	1,401,610
#*	Differ Group Holding Co., Ltd.	8,142,000	984,033
	Digital China Group Co., Ltd., Class A	325,661	847,456
	Digital China Holdings, Ltd.	7,298,000	5,456,922
	Digital China Information Service Co., Ltd., Class A	416,157	878,985
	Dong-E-E-Jiao Co., Ltd., Class A	127,443	698,563
#	Dongfang Electric Corp., Ltd., Class H	2,081,600	1,742,929
	Dongfang Electronics Co., Ltd., Class A	596,753	425,633
	Dongfeng Motor Group Co., Ltd., Class H	15,202,000	13,212,004
	Dongjiang Environmental Co., Ltd., Class H	1,560,595	925,219
	Dongxing Securities Co., Ltd., Class A	565,055	897,610
#	Dongyue Group, Ltd.	12,415,000	10,812,458
*	Doushen Beijing Education & Technology, Inc., Class A	366,000	409,653
*	DouYu International Holdings, Ltd., ADR	154,121	1,404,042
	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,657,000	1,284,110
	East Group Co., Ltd., Class A	627,800	604,284
	East Money Information Co., Ltd., Class A	838,807	4,158,651

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Easysight Supply Chain Management Co., Ltd., Class A	514,531	$470,127
#*	E-Commodities Holdings, Ltd.	5,436,000	280,700
*	Ecovacs Robotics Co., Ltd., Class A	7,700	194,206
	Electric Connector Technology Co., Ltd., Class A	86,400	566,901
	Elion Energy Co., Ltd., Class A	804,204	389,551
	Embry Holdings, Ltd.	34,000	5,943
	ENN Energy Holdings, Ltd.	2,794,100	47,680,117
	ENN Natural Gas Co., Ltd., Class A	656,488	1,774,664
	Eoptolink Technology, Inc., Ltd., Class A	144,675	860,877
	Essex Bio-technology, Ltd.	1,105,000	796,439
*	Estun Automation Co., Ltd., Class A	31,300	155,142
	Eternal Asia Supply Chain Management, Ltd., Class A	944,800	743,002
	EVA Precision Industrial Holdings, Ltd.	4,386,516	422,534
	Eve Energy Co., Ltd., Class A	165,982	2,260,160
	Everbright Jiabao Co., Ltd., Class A	1,132,030	526,084
#	Everbright Securities Co., Ltd., Class H	905,200	709,467
*	EverChina International Holdings Co., Ltd.	18,107,500	431,482
*	Fang Holdings, Ltd., ADR	8,556	100,959
*	Fangda Carbon New Material Co., Ltd., Class A	784,129	1,074,121
*	Fangda Special Steel Technology Co., Ltd., Class A	662,065	934,197
#	Fanhua, Inc., Sponsored ADR	133,263	1,779,061
#	Fantasia Holdings Group Co., Ltd.	19,690,019	2,526,416
	Far East Horizon, Ltd.	10,157,000	11,646,614
*	FAW Jiefang Group Co., Ltd.	722,200	1,231,630
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	485,500	1,336,284
	Financial Street Holdings Co., Ltd., Class A	1,411,322	1,349,838
	FinVolution Group, ADR	10,187	68,355
	First Capital Securities Co., Ltd., Class A	839,100	844,231
#*	First Tractor Co., Ltd., Class H	1,844,000	894,680
#	Flat Glass Group Co., Ltd., Class H	2,650,000	8,139,433
	Focus Media Information Technology Co., Ltd., Class A	2,197,100	3,649,228
*	Focused Photonics Hangzhou, Inc., Class A	207,800	359,098
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	417,363	10,895,454
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	307,884	414,129
	Fosun International, Ltd.	9,700,120	13,930,640
*	Founder Securities Co., Ltd., Class A	1,124,400	1,596,655
	Fu Jian Anjoy Foods Co., Ltd., Class A	33,820	1,314,050
	Fu Shou Yuan International Group, Ltd.	8,353,000	9,029,643
	Fuan Pharmaceutical Group Co., Ltd., Class A	594,700	400,923
	Fufeng Group, Ltd.	11,791,800	4,361,951
	Fujian Funeng Co., Ltd., Class A	506,000	817,480
	Fujian Longking Co., Ltd., Class A	462,211	604,626
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	209,100	524,629
	Fujian Star-net Communication Co., Ltd., Class A	237,408	687,408
	Fujian Sunner Development Co., Ltd., Class A	411,508	1,676,836
#*	Fullshare Holdings, Ltd.	29,170,017	612,158
	Fusen Pharmaceutical Co., Ltd.	48,000	28,947
	Fuyao Glass Industry Group Co., Ltd., Class H	3,268,400	18,922,249
	Ganfeng Lithium Co., Ltd., Class H	196,800	2,636,304
	Gansu Qilianshan Cement Group Co., Ltd., Class A	400,100	809,908
	Gansu Shangfeng Cement Co., Ltd., Class A	414,325	1,233,850
	G-bits Network Technology Xiamen Co., Ltd., Class A	29,200	2,061,826
#*	GCL New Energy Holdings, Ltd.	5,994,000	175,369
*	GCL System Integration Technology Co., Ltd., Class A	1,188,000	568,845
#*	GCL-Poly Energy Holdings, Ltd.	113,884,320	29,029,121
	GD Power Development Co., Ltd., Class A	1,913,278	670,327
#*	GDS Holdings, Ltd., ADR	145,833	12,099,764
	Geely Automobile Holdings, Ltd.	29,475,000	76,773,288
	GEM Co., Ltd., Class A	1,507,900	2,314,419

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gemdale Corp., Class A	897,400	$1,626,628
	Gemdale Properties & Investment Corp., Ltd.	32,058,000	4,497,835
	Genertec Universal Medical Group Co., Ltd.	7,496,000	6,232,987
	Genimous Technology Co., Ltd., Class A	597,110	560,183
	Getein Biotech, Inc., Class A	119,540	641,266
	GF Securities Co., Ltd., Class H	3,795,800	5,485,645
	Giant Network Group Co., Ltd., Class A	274,409	580,093
	Gigadevice Semiconductor Beijing, Inc., Class A	38,474	1,142,836
	Ginlong Technologies Co., Ltd., Class A	24,900	787,992
*	Global Top E-Commerce Co., Ltd., Class A	904,500	489,789
#*	Glorious Property Holdings, Ltd.	17,149,712	534,210
	GoerTek, Inc., Class A	829,844	4,806,910
	Goldcard Smart Group Co., Ltd.	195,200	323,642
#	Golden Eagle Retail Group, Ltd.	3,143,000	2,825,570
	Golden Throat Holdings Group Co., Ltd.	1,082,500	248,361
	GoldenHome Living Co., Ltd., Class A	20,200	197,989
*	Goldenmax International Technology, Ltd., Class A	204,200	468,373
	Goldlion Holdings, Ltd.	1,458,866	348,463
	Goldpac Group, Ltd.	1,532,000	376,701
#*	GOME Retail Holdings, Ltd.	73,215,660	11,974,218
*	Gosuncn Technology Group Co., Ltd., Class A	688,950	485,877
*	Gotion High-tech Co., Ltd., Class A	216,900	1,158,704
*	Grand Baoxin Auto Group, Ltd.	5,873,864	595,543
	Grandblue Environment Co., Ltd., Class A	191,627	702,399
	Grandjoy Holdings Group Co., Ltd., Class A	1,145,201	645,025
	Great Wall Motor Co., Ltd., Class H	15,779,750	39,174,372
	Greattown Holdings, Ltd., Class A	1,709,152	955,439
	Greatview Aseptic Packaging Co., Ltd.	6,098,000	3,012,898
	Gree Electric Appliances, Inc., Class A	697,053	6,433,451
*	Gree Real Estate Co., Ltd., Class A	703,257	729,477
	Greenland Holdings Corp., Ltd., Class A	770,599	672,942
	Greenland Hong Kong Holdings, Ltd.	8,505,275	2,956,890
#	Greentown China Holdings, Ltd.	9,309,000	11,168,552
	Greentown Service Group Co., Ltd.	6,160,000	9,792,572
	GRG Banking Equipment Co., Ltd., Class A	994,496	1,978,091
	Grinm Advanced Materials Co., Ltd., Class A	260,268	466,451
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	580,600	403,113
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	432,416	447,895
	Guangdong Haid Group Co., Ltd., Class A	252,198	3,243,320
*	Guangdong HEC Technology Holding Co., Ltd., Class A	1,529,100	1,106,827
	Guangdong Hongda Blasting Co., Ltd., Class A	211,200	905,246
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	286,473	239,112
	Guangdong Investment, Ltd.	9,984,000	15,371,620
*	Guangdong Land Holdings, Ltd.	2,795,361	371,734
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	425,882	375,230
*	Guangdong Shirongzhaoye Co., Ltd., Class A	50,515	47,561
	Guangdong Tapai Group Co., Ltd., Class A	567,395	978,848
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	200,100	1,153,921
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	366,504	496,936
*	Guanghui Energy Co., Ltd., Class A	4,720,724	2,217,789
	Guangshen Railway Co., Ltd., Sponsored ADR	68,574	689,169
	Guangshen Railway Co., Ltd., Class H	6,012,000	1,205,624
	Guangxi Guiguan Electric Power Co., Ltd., Class A	32,500	25,979
	Guangxi Liugong Machinery Co., Ltd., Class A	634,563	937,023
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	150,400	525,654
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,736,914	798,643
	Guangzhou Automobile Group Co., Ltd., Class H	9,961,690	8,498,254
	Guangzhou Baiyun International Airport Co., Ltd., Class A	766,426	1,437,579
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	1,758,000	4,731,417

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Haige Communications Group, Inc. Co., Class A	837,200	$1,281,711
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	86,800	1,925,514
	Guangzhou R&F Properties Co., Ltd., Class H	13,230,732	16,886,768
	Guangzhou Restaurant Group Co., Ltd., Class A	210,549	1,275,612
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	38,979	452,459
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	109,224	2,245,204
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	117,530	1,217,433
	Guangzhou Wondfo Biotech Co., Ltd., Class A	93,255	1,458,749
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	300,000	594,830
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	175,800	296,852
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	432,200	546,172
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	394,700	270,055
	Guizhou Gas Group Corp., Ltd., Class A	454,600	641,405
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	954,829	960,272
	Guizhou Space Appliance Co., Ltd., Class A	64,600	440,082
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	510,600	841,202
*	Guocheng Mining Co., Ltd., Class A	122,481	171,917
#*	Guolian Securities Co., Ltd., Class H	758,000	361,667
	Guomai Technologies, Inc., Class A	472,154	430,682
	Guorui Properties, Ltd.	6,013,000	309,727
	Guosen Securities Co., Ltd., Class A	418,797	677,751
*	Guosheng Financial Holding, Inc., Class A	281,076	462,488
	Guotai Junan Securities Co., Ltd., Class H	523,400	743,109
	Guoyuan Securities Co., Ltd., Class A	622,245	737,153
*	Haichang Ocean Park Holdings, Ltd.	4,375,000	393,402
	Haier Smart Home Co., Ltd., Class A	914,762	4,670,281
*	Haier Smart Home Co., Ltd., Class H	12,807,999	55,080,487
*	Hailiang Education Group, Inc., ADR	18,179	898,406
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	84,160	366,709
*	Hainan Meilan International Airport Co., Ltd., Class H	998,000	4,224,189
	Hainan Poly Pharm Co., Ltd., Class A	139,980	1,063,302
*	Hainan Ruize New Building Material Co., Ltd., Class A	510,800	414,334
	Hainan Strait Shipping Co., Ltd., Class A	670,827	680,070
	Haisco Pharmaceutical Group Co., Ltd., Class A	230,548	938,854
	Haitian International Holdings, Ltd.	5,120,000	20,831,181
	Haitong Securities Co., Ltd., Class H	7,793,600	6,969,662
*	Hand Enterprise Solutions Co., Ltd., Class A	376,909	373,775
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	151,200	892,458
	Hangcha Group Co., Ltd., Class A	198,220	639,033
	Hangjin Technology Co., Ltd., Class A	222,600	751,023
	Hangxiao Steel Structure Co., Ltd., Class A	1,062,320	598,606
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	2,236,210	1,520,472
	Hangzhou Century Co., Ltd., Class A	391,600	396,612
	Hangzhou First Applied Material Co., Ltd., Class A	78,410	1,103,290
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	425,657	2,252,262
	Hangzhou Robam Appliances Co., Ltd., Class A	132,300	782,535
	Hangzhou Silan Microelectronics Co., Ltd., Class A	144,900	802,860
	Hangzhou Tigermed Consulting Co., Ltd., Class A	32,500	782,438
	Han’s Laser Technology Industry Group Co., Ltd., Class A	383,061	2,367,306
#	Harbin Bank Co., Ltd., Class H	663,000	84,111
	Harbin Boshi Automation Co., Ltd., Class A	327,556	679,447
*	Harbin Electric Co., Ltd., Class H	4,834,587	1,415,828
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	878,309	370,272
	HBIS Resources Co., Ltd., Class A	103,400	352,327
#*	HC Group, Inc.	2,795,000	389,533
	Health and Happiness H&H International Holdings, Ltd.	2,040,500	7,346,641
	Hebei Chengde Lolo Co., Class A	639,500	668,185
	Hebei Construction Group Corp., Ltd., Class H	22,500	7,624
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	182,700	632,123

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hebei Sitong New Metal Material Co., Ltd., Class A	195,340	$381,029
	Hefei Meiya Optoelectronic Technology, Inc., Class A	169,900	1,258,197
	Heilongjiang Agriculture Co., Ltd., Class A	514,500	1,201,849
	Henan Lingrui Pharmaceutical Co., Class A	313,700	472,927
	Henan Pinggao Electric Co., Ltd., Class A	557,900	507,609
*	Henan Senyuan Electric Co., Ltd., Class A	82,000	39,204
	Henan Shenhuo Coal & Power Co., Ltd., Class A	774,392	1,317,480
	Henan Shuanghui Investment & Development Co., Ltd., Class A	856,943	4,839,336
	Henan Thinker Automatic Equipment Co., Ltd., Class A	44,800	129,128
	Henan Yuguang Gold & Lead Co., Ltd., Class A	468,900	399,340
	Henan Zhongyuan Expressway Co., Ltd., Class A	861,825	453,941
	Henderson Investment, Ltd.	811,000	42,283
	Hengan International Group Co., Ltd.	5,586,122	36,099,673
#*	Hengdeli Holdings, Ltd.	14,196,800	547,369
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	663,300	1,382,296
	Hengli Petrochemical Co., Ltd.,, Class A	1,631,152	7,438,729
	Hengtong Optic-electric Co., Ltd., Class A	980,049	1,749,242
	Hengyi Petrochemical Co., Ltd., Class A	1,275,144	2,582,648
*	Hesteel Co., Ltd., Class A	4,520,900	1,778,911
	Hexing Electrical Co., Ltd., Class A	82,922	153,923
*	Hi Sun Technology China, Ltd.	7,947,000	1,496,544
	Hisense Home Appliances Group Co., Ltd., Class H	3,085,000	5,188,380
	Hithink RoyalFlush Information Network Co., Ltd., Class A	124,708	2,085,152
	HKC Holdings, Ltd.	1,112,088	1,133,885
	Holitech Technology Co., Ltd., Class A	1,403,500	709,664
	Hongda Xingye Co., Ltd., Class A	1,179,681	685,847
	Hongfa Technology Co., Ltd., Class A	206,312	1,775,119
*	Honghua Group, Ltd.	18,211,000	569,604
	Honworld Group, Ltd.	750,000	296,418
	Hope Education Group Co., Ltd.	5,656,000	1,901,489
	Hopson Development Holdings, Ltd.	5,498,000	21,562,562
#*	Hua Hong Semiconductor, Ltd.	3,503,000	21,791,266
	Huaan Securities Co., Ltd., Class A	723,000	678,701
#	Huadian Power International Corp., Ltd., Class H	11,088,000	3,393,907
	Huadong Medicine Co., Ltd., Class A	375,552	3,039,877
	Huafa Industrial Co., Ltd. Zhuhai, Class A	1,540,705	1,495,187
	Huafon Chemical Co., Ltd., Class A	1,259,525	2,484,718
	Huafon Microfibre Shanghai Technology Co., Ltd.	808,365	673,825
	Huafu Fashion Co., Ltd., Class A	847,350	764,671
	Huagong Tech Co., Ltd., Class A	83,100	258,522
	Hualan Biological Engineering, Inc., Class A	317,160	2,055,504
	Huaneng Power International, Inc., Sponsored ADR	101,869	1,459,783
	Huaneng Power International, Inc., Class H	16,922,000	6,091,378
#*	Huanxi Media Group, Ltd.	1,850,000	568,600
	Huapont Life Sciences Co., Ltd., Class A	770,523	769,240
	Huatai Securities Co., Ltd., Class H	3,757,200	5,361,246
	Huaxi Holdings Co., Ltd.	270,000	86,945
	Huaxi Securities Co., Ltd., Class A	425,600	612,816
	Huaxia Bank Co., Ltd., Class A	508,909	490,448
	Huaxin Cement Co., Ltd., Class A	537,624	1,819,849
	Huayu Automotive Systems Co., Ltd., Class A	763,931	3,087,315
	Huazhong In-Vehicle Holdings Co., Ltd.	3,934,000	1,215,854
#*	Huazhu Group, Ltd., ADR	673,323	39,699,124
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	1,099,100	647,313
	Hubei Dinglong Co., Ltd., Class A	219,400	549,183
	Hubei Energy Group Co., Ltd., Class A	698,700	500,392
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	436,005	1,298,314
*	Hubei Kaile Science & Technology Co., Ltd., Class A	449,173	570,018
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	440,078	911,862

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huishang Bank Corp., Ltd., Class H	2,676,400	$881,669
	Huizhou Desay Sv Automotive Co., Ltd., Class A	9,400	151,695
	Huizhou Speed Wireless Technology Co., Ltd., Class A	118,000	187,027
	Hunan Aihua Group Co., Ltd., Class A	149,322	670,032
	Hunan Friendship & Apollo Commercial Co., Ltd., Class A	269,100	143,274
	Hunan Gold Corp., Ltd., Class A	467,804	567,627
	Hunan New Wellful Co., Ltd., Class A	268,600	267,351
	Hunan Valin Steel Co., Ltd., Class A	1,504,100	1,820,740
	Hundsun Technologies, Inc., Class A	150,399	2,126,894
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	853,897	1,359,911
#*	HUYA, Inc., ADR	83,694	1,474,688
*	Hytera Communications Corp., Ltd., Class A	828,502	635,713
*	HyUnion Holding Co., Ltd., Class A	724,900	741,158
*	iDreamSky Technology Holdings, Ltd.	294,400	138,055
	Iflytek Co., Ltd., Class A	331,303	2,597,366
	IKD Co., Ltd., Class A	127,900	282,208
	IMAX China Holding, Inc.	1,018,600	2,398,819
	Industrial & Commercial Bank of China, Ltd., Class H	265,967,725	172,584,198
	Industrial Bank Co., Ltd., Class A	1,338,700	4,488,799
	Industrial Securities Co., Ltd., Class A	914,645	1,281,389
	Infore Environment Technology Group Co., Ltd., Class A	537,301	653,499
#*	Inke, Ltd.	421,000	136,591
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	6,794,100	1,540,837
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	207,300	598,324
	Inner Mongolia First Machinery Group Co., Ltd., Class A	370,820	592,937
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	1,849,276	1,652,787
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	474,100	171,920
*	Inner Mongolia Xingye Mining Co., Ltd., Class A	163,100	171,617
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,149,400	7,244,934
	Inner Mongolia Yitai Coal Co., Ltd., Class H	55,700	36,707
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	1,457,300	673,212
*	Innovent Biologics, Inc.	825,000	8,948,603
*	Innuovo Technology Co., Ltd., Class A	474,900	372,837
	Inspur Electronic Information Industry Co., Ltd., Class A	181,100	752,967
*	Inspur International, Ltd.	1,510,000	493,024
	Inspur Software Co., Ltd., Class A	72,500	135,875
	IReader Technology Co., Ltd., Class A	216,355	961,425
*	IRICO Group New Energy Co., Ltd., Class H	24,000	82,400
	Jack Sewing Machine Co., Ltd., Class A	36,300	179,752
	Jafron Biomedical Co., Ltd., Class A	149,867	2,227,703
	Jason Furniture Hangzhou Co., Ltd., Class A	77,044	953,457
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	338,400	410,894
*	JD.com, Inc., ADR	933,460	72,212,466
	Jiajiayue Group Co., Ltd., Class A	261,101	702,441
	Jiangling Motors Corp., Ltd., Class A	101,500	374,785
	Jiangnan Group, Ltd.	16,139,000	798,688
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	1,247,917	457,800
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	575,400	616,087
	Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	11,900	22,918
	Jiangsu Eastern Shenghong Co., Ltd., Class A	988,616	2,292,996
	Jiangsu Etern Co., Ltd., Class A	42,500	22,587
	Jiangsu Expressway Co., Ltd., Class H	6,080,000	7,155,780
	Jiangsu Guotai International Group Co., Ltd., Class A	672,505	675,480
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	181,898	2,409,060
	Jiangsu Hengrui Medicine Co., Ltd., Class A	682,879	8,845,606
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	286,976	795,810
*	Jiangsu Hoperun Software Co., Ltd., Class A	358,700	528,531
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	1,652,200	1,054,087

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	243,580	$391,915
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	270,001	2,222,138
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	575,000	565,147
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	441,900	1,081,413
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	682,900	1,076,998
	Jiangsu Shagang Co., Ltd., Class A	906,832	1,377,228
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	348,458	10,334,484
	Jiangsu Yangnong Chemical Co., Ltd., Class A	90,300	1,558,942
	Jiangsu Yoke Technology Co., Ltd., Class A	69,000	626,989
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	377,274	1,849,021
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	1,375,226	1,161,822
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	784,400	856,344
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,119,500	1,764,151
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,341,800	791,176
	Jiangxi Copper Co., Ltd., Class H	6,827,000	16,571,519
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	196,600	563,389
	Jiangxi Wannianqing Cement Co., Ltd., Class A	410,948	842,002
	Jiangxi Zhengbang Technology Co., Ltd., Class A	1,068,116	2,426,342
	Jiangzhong Pharmaceutical Co., Ltd., Class A	258,400	441,140
*	Jianpu Technology, Inc., Sponsored ADR	5,600	16,128
	Jiayuan International Group, Ltd.	1,850,078	851,592
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	227,206	533,417
*	Jilin Electric Power Co., Ltd., Class A	175,200	124,444
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	244,700	115,666
#	Jinchuan Group International Resources Co., Ltd.	5,991,000	1,034,341
	Jinduicheng Molybdenum Co., Ltd., Class A	435,500	387,165
	Jingrui Holdings, Ltd.	2,055,000	598,750
	Jinke Properties Group Co., Ltd., Class A	939,245	955,894
#*	JinkoSolar Holding Co., Ltd., ADR	469,431	17,350,170
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	350,600	371,330
*	Jinneng Science&Technology Co., Ltd., Class A	319,159	908,677
	Jinyu Bio-Technology Co., Ltd., Class A	234,520	788,669
	Jinyuan EP Co., Ltd., Class A	356,500	378,388
	JiuGui Liquor Co., Ltd., Class A	44,800	1,368,494
	Jiuzhitang Co., Ltd., Class A	389,800	521,621
	Jizhong Energy Resources Co., Ltd., Class A	842,900	475,587
	JL Mag Rare-Earth Co., Ltd., Class A	153,292	858,436
#	JNBY Design, Ltd.	1,847,000	3,559,094
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	712,349	1,613,996
	Joinn Laboratories China Co., Ltd., Class A	34,088	800,835
	Jointo Energy Investment Co., Ltd. Hebei, Class A	146,300	115,650
*	Jointown Pharmaceutical Group Co., Ltd., Class A	680,450	1,780,281
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	156,745	1,127,994
	Joy City Property, Ltd.	15,972,000	986,171
	Joyoung Co., Ltd., Class A	288,236	1,414,296
#	JOYY, Inc., ADR	361,463	34,360,673
	JSTI Group, Class A	602,700	514,600
	Ju Teng International Holdings, Ltd.	6,558,090	1,758,363
	Juewei Food Co., Ltd., Class A	130,499	1,736,480
	Juneyao Airlines Co., Ltd., Class A	628,700	1,435,959
*	Kai Yuan Holdings, Ltd.	15,890,000	84,070
#	Kaisa Group Holdings, Ltd.	32,102,495	13,933,411
	Kaisa Prosperity Holdings, Ltd.	73,000	222,196
	Kaiser China Cultural Co., Ltd., Class A	104,000	138,602
*	Kangda International Environmental Co., Ltd.	3,066,000	272,625
#*	Kasen International Holdings, Ltd.	4,450,000	519,207
	Kehua Data Co., Ltd., Class A	47,300	123,726
	Kingboard Holdings, Ltd.	6,549,666	38,678,776
	Kingboard Laminates Holdings, Ltd.	10,104,984	25,205,192

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KingClean Electric Co., Ltd., Class A	42,597	$294,780
	Kingdee International Software Group Co., Ltd.	4,984,600	16,415,085
	Kingsoft Corp., Ltd.	420,000	2,963,366
	Konfoong Materials International Co., Ltd., Class A	62,159	387,329
*	Kong Sun Holdings, Ltd.	575,000	6,398
	Konka Group Co., Ltd., Class A	633,300	628,553
	KPC Pharmaceuticals, Inc., Class A	418,896	603,237
*	Kuang-Chi Technologies Co., Ltd., Class A	181,300	523,617
	Kunlun Energy Co., Ltd.	28,560,000	30,537,277
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	221,106	301,036
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	213,782	540,241
	Kweichow Moutai Co., Ltd., Class A	194,274	60,019,297
	KWG Group Holdings, Ltd.	17,190,644	27,539,820
	KWG Group Holdings, Ltd.	263,500	422,133
*	KWG Living Group Holdings, Ltd.	8,727,072	8,943,628
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	179,600	178,285
	Lao Feng Xiang Co., Ltd., Class A	35,058	298,682
	Laobaixing Pharmacy Chain JSC, Class A	153,858	1,272,656
*	Launch Tech Co., Ltd., Class H	60,000	30,845
	Lee & Man Chemical Co., Ltd.	1,231,339	656,667
	Lee & Man Paper Manufacturing, Ltd.	10,962,200	9,531,525
	Lee’s Pharmaceutical Holdings, Ltd.	2,009,000	1,239,607
	Legend Holdings Corp., Class H	1,546,400	2,528,454
	Lenovo Group, Ltd.	63,424,000	86,659,626
	Lens Technology Co., Ltd., Class A	1,325,400	5,323,011
	Leo Group Co., Ltd., Class A	5,426,400	2,059,017
	Lepu Medical Technology Beijing Co., Ltd., Class A	447,510	2,213,695
#*	LexinFintech Holdings, Ltd., ADR	706,294	6,420,212
	Leyard Optoelectronic Co., Ltd., Class A	1,072,550	1,183,876
	Li Ning Co., Ltd.	7,957,583	64,581,209
	LianChuang Electronic Technology Co., Ltd., Class A	386,030	659,518
	Liaoning Cheng Da Co., Ltd., Class A	328,100	1,141,134
	Liaoning Port Co., Ltd., Class H	848,000	90,591
	Lier Chemical Co., Ltd., Class A	224,000	828,094
*	Lifestyle China Group, Ltd.	2,141,500	356,723
*	Lifetech Scientific Corp.	14,428,000	7,779,154
*	Lingbao Gold Group Co., Ltd., Class H	102,000	14,535
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	701,703	311,807
	Lingyi iTech Guangdong Co., Class A	1,198,600	1,520,273
#*	Link Motion, Inc., Sponsored ADR	206,737	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	31,200	44,662
	Liuzhou Iron & Steel Co., Ltd., Class A	666,300	739,598
#	Livzon Pharmaceutical Group, Inc., Class H	746,417	3,484,274
	Logan Group Co., Ltd.	11,720,000	18,616,740
	Lomon Billions Group Co., Ltd., Class A	739,585	3,849,696
	Loncin Motor Co., Ltd., Class A	1,113,988	575,743
*	Long Well International Holdings, Ltd.	5,680,000	16,160
	Long Yuan Construction Group Co., Ltd., Class A	701,102	532,717
	Longfor Group Holdings, Ltd.	8,130,000	50,499,230
	Longhua Technology Group Luoyang Co., Ltd., Class A	370,831	347,176
	LONGi Green Energy Technology Co., Ltd., Class A	622,826	9,501,225
	Longshine Technology Group Co., Ltd., Class A	316,951	801,957
	Lonking Holdings, Ltd.	22,637,000	9,598,202
	Luenmei Quantum Co., Ltd., Class A	594,600	833,457
	Luoniushan Co., Ltd., Class A	533,400	683,235
*	Luoyang Glass Co., Ltd., Class H	292,000	232,598
	Luxi Chemical Group Co., Ltd., Class A	683,500	1,617,728
	Luxshare Precision Industry Co., Ltd., Class A	1,303,849	7,409,527
#	Luye Pharma Group, Ltd.	14,855,000	8,990,565

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Luzhou Laojiao Co., Ltd., Class A	226,476	$8,899,836
	LVGEM China Real Estate Investment Co., Ltd.	1,512,000	429,191
	Maanshan Iron & Steel Co., Ltd., Class H	4,930,177	2,353,002
	Maccura Biotechnology Co., Ltd., Class A	209,573	1,536,702
*	Macrolink Culturaltainment Development Co., Ltd., Class A	231,000	84,784
	Mango Excellent Media Co., Ltd., Class A	331,797	3,476,596
*	Maoyan Entertainment	276,800	549,774
	Maoye International Holdings, Ltd.	2,174,000	93,316
*	Markor International Home Furnishings Co., Ltd., Class A	523,121	433,320
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	166,600	498,292
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	418,100	792,555
*	Meitu, Inc.	2,509,000	778,833
*	Meituan, Class B	2,906,500	111,244,204
	Merit Interactive Co., Ltd., Class A	101,400	200,523
	Metallurgical Corp. of China, Ltd., Class H	10,246,000	2,407,298
	Midea Group Co., Ltd., Class A	1,792,051	22,133,176
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	38,000	695,888
	Min Xin Holdings, Ltd.	742,000	375,520
	Ming Yang Smart Energy Group, Ltd., Class A	338,416	922,151
*	Mingfa Group International Co., Ltd.	4,986,000	425,048
#	Minmetals Land, Ltd.	9,869,644	1,062,486
	Minsheng Education Group Co., Ltd.	642,000	112,730
	Minth Group, Ltd.	6,301,000	25,520,484
	Misho Ecology & Landscape Co., Ltd., Class A	71,300	47,326
	MLS Co., Ltd., Class A	921,000	1,858,632
*	MMG, Ltd.	29,057,999	18,771,768
	MOBI Development Co., Ltd.	2,518,000	181,263
#*	Mobvista, Inc.	359,000	411,145
	Modern Land China Co., Ltd.	1,738,000	180,731
#*	MOGU, Inc., ADR	20,692	32,900
	Momo, Inc., Sponsored ADR	1,089,767	15,975,984
	Montage Technology Co., Ltd., Class A	91,308	752,733
*	Montnets Cloud Technology Group Co., Ltd., Class A	164,305	362,226
	Muyuan Foods Co., Ltd., Class A	710,420	12,374,155
*	Myhome Real Estate Development Group Co., Ltd., Class A	1,862,000	514,453
	MYS Group Co., Ltd., Class A	681,600	379,670
*	Nan Hai Corp., Ltd.	35,000,000	257,192
	NanJi E-Commerce Co., Ltd., Class A	874,050	1,087,304
	Nanjing Hanrui Cobalt Co., Ltd., Class A	81,700	921,232
	Nanjing Iron & Steel Co., Ltd., Class A	148,800	96,607
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	172,119	1,222,304
*	Nanjing Sample Technology Co., Ltd., Class H	36,500	21,991
	Nanjing Securities Co., Ltd., Class A	491,760	743,911
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	681,048	1,076,893
	NARI Technology Co., Ltd., Class A	889,803	4,381,989
*	Natural Food International Holding, Ltd.	96,000	7,891
*	Nature Home Holding Co., Ltd.	1,733,000	253,200
	NAURA Technology Group Co., Ltd., Class A	40,600	1,032,343
	NavInfo Co., Ltd., Class A	370,000	810,209
	NetDragon Websoft Holdings, Ltd.	1,369,000	3,826,900
	NetEase, Inc., ADR	1,143,858	128,180,727
*	New Century Healthcare Holding Co., Ltd.	58,000	8,098
	New China Life Insurance Co., Ltd., Class H	3,420,800	13,141,730
	New Hope Liuhe Co., Ltd., Class A	919,330	2,355,559
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	3,362,360	51,309,614
*	New World Department Store China, Ltd.	2,929,538	497,406
	Newland Digital Technology Co., Ltd., Class A	359,989	774,712
	Nexteer Automotive Group, Ltd.	6,646,000	7,451,165
	Nine Dragons Paper Holdings, Ltd.	16,732,000	22,927,466

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ninestar Corp., Class A	393,986	$1,539,326
	Ningbo Construction Co., Ltd., Class A	191,900	111,046
	Ningbo Huaxiang Electronic Co., Ltd., Class A	268,300	716,713
	Ningbo Joyson Electronic Corp., Class A	542,431	1,518,528
	Ningbo Orient Wires & Cables Co., Ltd., Class A	307,357	1,073,452
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	682,178	810,563
	Ningbo Tuopu Group Co., Ltd., Class A	97,900	512,605
	Ningbo Yunsheng Co., Ltd., Class A	97,900	95,086
	Ningbo Zhoushan Port Co., Ltd., Class A	1,858,270	1,135,683
	Ningxia Jiaze New Energy Co., Ltd., Class A	475,100	248,702
*	NIO, Inc., ADR	2,391,232	95,266,683
*	Niu Technologies, Sponsored ADR	139,991	5,230,064
*	Noah Holdings, Ltd., Sponsored ADR	74,405	3,277,540
	Norinco International Cooperation, Ltd., Class A	194,100	230,559
	North Huajin Chemical Industries Co., Ltd., Class A	426,400	410,935
*	Northeast Pharmaceutical Group Co., Ltd., Class A	651,762	503,554
	Northeast Securities Co., Ltd., Class A	1,222,927	1,549,995
	NSFOCUS Technologies Group Co., Ltd., Class A	216,370	505,404
#*	NVC International Holdings, Ltd.	6,626,000	165,347
	Oceanwide Holdings Co., Ltd., Class A	615,844	261,105
	Offcn Education Technology Co., Ltd., Class A	253,781	996,355
	Offshore Oil Engineering Co., Ltd., Class A	904,722	606,254
	OFILM Group Co., Ltd., Class A	1,030,400	1,344,276
	Oppein Home Group, Inc., Class A	72,190	1,856,690
	Opple Lighting Co., Ltd., Class A	93,731	434,410
	ORG Technology Co., Ltd., Class A	1,024,100	882,798
*	Orient Group, Inc., Class A	1,653,300	852,756
	Orient Securities Co., Ltd., Class H	1,950,400	1,236,939
	Oriental Pearl Group Co., Ltd., Class A	1,424,241	1,935,546
*	Ourpalm Co., Ltd., Class A	1,136,300	739,012
	Ovctek China, Inc., Class A	92,600	1,657,070
	Overseas Chinese Town Asia Holdings, Ltd.	1,481,817	310,606
#	Pacific Online, Ltd.	2,485,195	622,487
*	Pacific Securities Co., Ltd. (The), Class A	1,250,600	715,485
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	2,163,031	743,611
	PAX Global Technology, Ltd.	6,465,000	7,154,043
	PCI-Suntek Technology Co., Ltd., Class A	791,440	772,526
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	1,525,100	555,432
	People’s Insurance Co. Group of China, Ltd. (The), Class H	19,970,000	6,826,759
	Perennial Energy Holdings, Ltd.	110,000	217,023
	Perfect World Co., Ltd., Class A	245,600	806,144
#	PetroChina Co., Ltd., ADR	131,763	4,747,421
	PetroChina Co., Ltd., Class H	142,684,000	51,618,517
	PharmaBlock Sciences Nanjing, Inc., Class A	28,860	640,015
*	Phoenix Media Investment Holdings, Ltd.	5,412,000	556,295
#	Phoenix New Media, Ltd., ADR	108,052	180,447
	PICC Property & Casualty Co., Ltd., Class H	22,287,398	21,819,130
*	Pinduoduo, Inc., ADR	220,246	29,497,547
	Ping An Bank Co., Ltd., Class A	3,274,301	11,760,255
#*	Ping An Healthcare and Technology Co., Ltd.	541,300	6,315,805
	Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	329,324,684
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	2,068,500	2,104,763
*	Polaris Bay Group Co., Ltd., Class A	931,500	1,331,300
	Poly Developments and Holdings Group Co., Ltd., Class A	1,617,105	3,489,193
	Poly Property Group Co., Ltd.	20,023,068	5,714,504
	Postal Savings Bank of China Co., Ltd., Class H	27,526,000	17,852,440
*	Pou Sheng International Holdings, Ltd.	11,162,609	2,712,669
	Power Construction Corp. of China, Ltd., Class A	2,437,800	1,436,594
	Powerlong Real Estate Holdings, Ltd.	15,522,715	16,318,631

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Prinx Chengshan Cayman Holding, Ltd.	97,000	$116,004
	Proya Cosmetics Co., Ltd., Class A	43,300	1,219,144
	PW Medtech Group, Ltd.	4,044,000	342,765
	Q Technology Group Co., Ltd.	4,225,000	8,419,331
	Qianhe Condiment and Food Co., Ltd., Class A	213,216	1,081,078
	Qingdao East Steel Tower Stock Co., Ltd., Class A	322,775	350,215
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	208,401	410,691
	Qingdao Gon Technology Co., Ltd., Class A	138,200	569,561
	Qingdao Hanhe Cable Co., Ltd., Class A	1,527,052	869,735
	Qingdao Port International Co., Ltd., Class H	2,233,000	1,373,247
	Qingdao TGOOD Electric Co., Ltd., Class A	122,000	473,354
	Qingdao Topscomm Communication, Inc., Class A	173,260	195,664
	Qingling Motors Co., Ltd., Class H	5,112,000	1,188,513
	Qinhuangdao Port Co., Ltd., Class H	2,122,000	367,912
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	328,724	95,551
#*	Qudian, Inc., Sponsored ADR	166,041	340,384
	Qunxing Paper Holdings Co., Ltd.	854,211	0
	Rainbow Digital Commercial Co., Ltd., Class A	332,186	354,644
	Raisecom Technology Co., Ltd., Class A	44,600	55,649
	Rastar Group, Class A	155,600	73,159
*	Realcan Pharmaceutical Group Co., Ltd., Class A	752,100	502,634
	Red Avenue New Materials Group Co., Ltd., Class A	28,000	138,891
	Red Star Macalline Group Corp., Ltd., Class H	1,923,114	1,086,358
#	Redco Properties Group, Ltd.	8,526,000	3,085,624
#	Redsun Properties Group, Ltd.	1,158,000	387,020
	Renhe Pharmacy Co., Ltd., Class A	413,700	581,081
*	REXLot Holdings, Ltd.	3,197,569	1,605
	Rianlon Corp., Class A	63,800	397,099
	Richinfo Technology Co., Ltd., Class A	19,800	41,109
*	RISE Education Cayman, Ltd., ADR	12,692	42,899
	RiseSun Real Estate Development Co., Ltd., Class A	1,642,100	1,560,828
	Road King Infrastructure, Ltd.	2,234,000	2,968,636
	Rongan Property Co., Ltd., Class A	1,869,500	795,190
	Rongsheng Petro Chemical Co., Ltd., Class A	1,303,619	5,685,195
#	Ronshine China Holdings, Ltd.	3,120,500	2,176,952
	Runjian Co., Ltd., Class A	58,400	209,461
	Sai Micro Electronics, Inc., Class A	117,970	358,925
	SAIC Motor Corp, Ltd., Class A	1,011,555	3,134,195
	Sailun Group Co., Ltd., Class A	991,100	1,542,288
	Sanan Optoelectronics Co., Ltd., Class A	617,400	2,382,367
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	655,960	320,781
	Sangfor Technologies, Inc., Class A	19,772	833,300
	Sanquan Food Co., Ltd., Class A	217,700	667,948
	Sansteel Minguang Co., Ltd. Fujian, Class A	1,181,250	1,491,073
	Sany Heavy Equipment International Holdings Co., Ltd.	8,671,500	10,503,997
	Sany Heavy Industry Co., Ltd., Class A	2,132,141	10,125,714
*	Saurer Intelligent Technology Co., Ltd., Class A	721,700	342,255
	SDIC Power Holdings Co., Ltd., Class A	1,170,516	1,788,085
	Sealand Securities Co., Ltd., Class A	1,115,500	723,893
	Seazen Group, Ltd.	18,502,000	19,720,003
	Seazen Holdings Co., Ltd. , Class A	559,330	3,885,570
*	Secoo Holding, Ltd., ADR	31,941	78,255
#	S-Enjoy Service Group Co., Ltd.	213,000	695,204
	SF Holding Co., Ltd., Class A	1,005,551	9,946,932
	SG Micro Corp., Class A	12,850	519,397
	SGIS Songshan Co., Ltd., Class A	601,381	462,508
	Shaanxi Coal Industry Co., Ltd., Class A	2,585,500	4,477,877
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	2,021,900	1,727,261
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	522,187	1,840,369

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Shandong Chenming Paper Holdings, Ltd., Class H	4,536,033	$3,923,819
#	Shandong Gold Mining Co., Ltd., Class H	1,426,250	2,604,450
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	215,441	999,603
	Shandong Hi-speed Co., Ltd., Class A	467,325	504,990
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	516,970	3,105,257
	Shandong Humon Smelting Co., Ltd., Class A	564,756	1,051,236
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	151,300	560,998
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	561,976	1,021,637
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	123,700	280,705
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,553,280	1,501,769
	Shandong New Beiyang Information Technology Co., Ltd., Class A	155,700	218,640
	Shandong Publishing & Media Co., Ltd., Class A	207,400	197,019
	Shandong Sinocera Functional Material Co., Ltd., Class A	159,500	1,214,902
	Shandong Sun Paper Industry JSC, Ltd., Class A	1,176,088	2,903,416
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,532,000	25,817,556
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	1,473,200	911,669
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	421,090	640,808
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	2,578,226	731,768
	Shanghai AJ Group Co., Ltd., Class A	1,217,703	1,328,558
	Shanghai AtHub Co., Ltd., Class A	80,287	381,059
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	80,963	1,550,696
	Shanghai Baosight Software Co., Ltd., Class A	172,300	1,682,952
	Shanghai Belling Co., Ltd., Class A	172,500	458,663
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	124,000	431,880
	Shanghai East China Computer Co., Ltd., Class A	91,068	363,222
*	Shanghai Electric Group Co., Ltd., Class H	9,170,000	3,182,545
	Shanghai Electric Power Co., Ltd., Class A	366,206	397,654
	Shanghai Environment Group Co., Ltd., Class A	428,136	731,645
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	107,440	476,003
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,116,000	13,422,085
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	72,000	95,877
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,910,000	1,222,490
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	48,800	509,453
#	Shanghai Haohai Biological Technology Co., Ltd., Class H	9,200	84,680
	Shanghai Industrial Development Co., Ltd., Class A	1,038,601	752,838
	Shanghai Industrial Holdings, Ltd.	3,490,000	5,391,268
	Shanghai Industrial Urban Development Group, Ltd.	20,001,025	2,056,227
	Shanghai International Airport Co., Ltd., Class A	132,800	1,006,208
	Shanghai International Port Group Co., Ltd., Class A	1,161,600	829,719
	Shanghai Jahwa United Co., Ltd., Class A	101,500	922,731
	Shanghai Jin Jiang Capital Co., Ltd., Class H	17,866,000	3,850,187
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	269,033	507,738
*	Shanghai Junshi Biosciences Co., Ltd., Class H	20,600	213,811
	Shanghai Kinetic Medical Co., Ltd., Class A	280,236	484,068
	Shanghai Lingang Holdings Corp., Ltd., Class A	151,300	480,862
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	374,300	628,939
	Shanghai M&G Stationery Inc, Class A	143,399	2,020,529
	Shanghai Maling Aquarius Co., Ltd., Class A	464,700	585,789
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	311,400	890,772
	Shanghai Moons’ Electric Co., Ltd., Class A	79,700	251,960
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	5,090,200	11,575,470
*	Shanghai Phichem Material Co., Ltd., Class A	220,305	501,732
	Shanghai Pudong Construction Co., Ltd., Class A	377,580	361,447
	Shanghai Pudong Development Bank Co., Ltd., Class A	4,593,955	7,126,358
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	108,360	1,352,359
	Shanghai RAAS Blood Products Co., Ltd., Class A	859,912	1,060,350
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	9,600	50,724
	Shanghai Shimao Co., Ltd., Class A	2,801,919	1,808,260
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	401,600	684,472

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	124,293	$682,023
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	281,500	424,980
	Shanghai Tunnel Engineering Co., Ltd., Class A	1,223,495	995,213
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	335,101	725,141
*	Shanghai Wanye Enterprises Co., Ltd., Class A	326,910	723,854
	Shanghai Weaver Network Co., Ltd., Class A	34,170	443,290
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	682,100	1,237,707
*	Shanghai Zendai Property, Ltd.	5,710,000	58,072
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	321,548	900,991
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	652,400	479,098
	Shanxi Blue Flame Holding Co., Ltd., Class A	584,253	542,099
	Shanxi Coking Co., Ltd., Class A	738,690	732,388
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,484,981	1,288,385
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	2,514,900	3,471,601
*	Shanxi Meijin Energy Co., Ltd., Class A	1,234,500	1,494,576
	Shanxi Securities Co., Ltd., Class A	735,500	758,768
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	1,868,500	1,836,060
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	134,764	8,492,966
*	Shanying International Holding Co., Ltd., Class A	1,979,139	1,050,032
	Shede Spirits Co., Ltd., Class A	60,500	1,183,003
	Shenergy Co., Ltd., Class A	836,933	732,439
#	Sheng Ye Capital, Ltd.	144,000	113,463
	Shengda Resources Co., Ltd., Class A	319,452	668,891
*	Shenghe Resources Holding Co., Ltd., Class A	462,700	1,177,762
*	Shengjing Bank Co., Ltd., Class H	702,500	637,170
	Shenguan Holdings Group, Ltd.	5,926,000	388,005
	Shengyi Technology Co., Ltd., Class A	454,165	1,632,496
	Shennan Circuits Co., Ltd., Class A	93,100	1,139,062
	Shenwan Hongyuan Group Co., Ltd., Class H	741,600	202,118
	Shenzhen Agricultural Products Group Co., Ltd., Class A	786,000	669,423
	Shenzhen Airport Co., Ltd., Class A	842,900	1,108,655
	Shenzhen Aisidi Co., Ltd., Class A	393,138	468,014
	Shenzhen Anche Technologies Co., Ltd., Class A	60,600	312,042
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	626,500	299,893
	Shenzhen Capchem Technology Co., Ltd., Class A	71,700	849,875
	Shenzhen Center Power Tech Co., Ltd., Class A	129,100	298,961
	Shenzhen Cereals Holdings Co., Ltd., Class A	252,750	268,430
*	Shenzhen Changhong Technology Co., Ltd., Class A	164,639	823,228
	Shenzhen Comix Group Co., Ltd., Class A	336,500	663,556
	Shenzhen Danbond Technology Co., Ltd., Class A	20,400	12,616
	Shenzhen Das Intellitech Co., Ltd., Class A	820,800	445,940
	Shenzhen Desay Battery Technology Co., Class A	97,400	1,071,893
	Shenzhen Ellassay Fashion Co., Ltd., Class A	202,775	469,519
	Shenzhen Energy Group Co., Ltd., Class A	817,400	1,069,113
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	205,200	616,344
	Shenzhen Expressway Co., Ltd., Class H	5,364,000	5,552,833
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	562,122	791,230
	Shenzhen FRD Science & Technology Co., Ltd.	136,700	305,268
	Shenzhen Gas Corp., Ltd., Class A	746,815	807,458
	Shenzhen Gongjin Electronics Co., Ltd., Class A	349,403	466,158
	Shenzhen Goodix Technology Co., Ltd., Class A	107,639	1,887,251
	Shenzhen Grandland Group Co., Ltd., Class A	228,528	90,621
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	254,400	822,064
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	241,009	602,350
	Shenzhen Heungkong Holding Co., Ltd., Class A	870,600	248,139
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	57,400	33,822
	Shenzhen Inovance Technology Co., Ltd., Class A	218,650	3,008,536
	Shenzhen International Holdings, Ltd.	8,213,822	13,653,073
	Shenzhen Investment, Ltd.	29,061,674	10,633,750

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	119,000	$181,763
	Shenzhen Jinjia Group Co., Ltd., Class A	654,600	1,049,998
	Shenzhen Jufei Optoelectronics Co., Ltd., Class A	272,300	200,425
	Shenzhen Kaifa Technology Co., Ltd., Class A	215,200	571,782
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	46,665	1,297,866
	Shenzhen Kedali Industry Co., Ltd., Class A	41,820	473,349
	Shenzhen Kinwong Electronic Co., Ltd., Class A	200,576	866,834
	Shenzhen Kstar Science And Technology Co., Ltd., Class A	177,400	352,289
	Shenzhen Megmeet Electrical Co., Ltd., Class A	146,200	764,071
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	156,672	11,246,469
*	Shenzhen MTC Co., Ltd., Class A	1,411,400	1,261,113
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,374,950	721,855
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	1,974,176	2,835,207
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	256,400	1,447,509
	Shenzhen SC New Energy Technology Corp., Class A	52,171	884,404
	Shenzhen SDG Information Co., Ltd., Class A	367,800	402,610
	Shenzhen Sinovatio Technology Co., Ltd., Class A	65,972	401,226
	Shenzhen Sunline Tech Co., Ltd., Class A	243,500	667,810
	Shenzhen Sunlord Electronics Co., Ltd., Class A	162,183	853,481
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	402,000	732,545
	Shenzhen Sunway Communication Co., Ltd., Class A	343,854	1,486,619
	Shenzhen Tagen Group Co., Ltd., Class A	993,100	948,180
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	541,500	528,156
	Shenzhen World Union Group, Inc., Class A	1,437,977	1,302,447
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	486,196	414,142
	Shenzhen Yinghe Technology Co., Ltd., Class A	364,686	947,795
*	Shenzhen Yitoa Intelligent Control Co., Ltd., Class A	41,200	46,171
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	323,400	436,035
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	238,680	1,147,907
	Shenzhen Zhenye Group Co., Ltd., Class A	1,013,500	843,183
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,599,950	1,139,446
	Shenzhou International Group Holdings, Ltd.	2,528,200	55,617,851
	Shenzhou Space Park Group, Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	928,000	813,093
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	243,501	1,054,533
	Shimao Group Holdings, Ltd.	9,538,683	27,552,915
	Shinva Medical Instrument Co., Ltd., Class A	203,200	521,858
	Shoucheng Holdings, Ltd.	13,007,640	2,960,191
	Shougang Fushan Resources Group, Ltd.	14,455,294	3,774,699
*	Shouhang High-Tech Energy Co., Ltd., Class A	1,180,000	389,232
	Shui On Land, Ltd.	29,185,276	4,802,128
*	Siasun Robot & Automation Co., Ltd., Class A	419,080	624,033
	Sichuan Chuantou Energy Co., Ltd., Class A	517,808	900,261
	Sichuan Expressway Co., Ltd., Class H	5,250,000	1,242,678
	Sichuan Haite High-tech Co., Ltd., Class A	451,783	716,061
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	3,436,520	886,047
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	138,219	348,244
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	413,763	1,386,186
	Sichuan Languang Development Co., Ltd., Class A	1,908,100	1,145,076
	Sichuan Shuangma Cement Co., Ltd., Class A	328,400	651,700
	Sichuan Swellfun Co., Ltd., Class A	145,605	2,295,764
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	77,521	178,823
	Sichuan Yahua Industrial Group Co., Ltd., Class A	189,900	593,585
	Sieyuan Electric Co., Ltd., Class A	354,100	1,720,114
#	Sihuan Pharmaceutical Holdings Group, Ltd.	44,315,000	17,685,985
*	Silver Grant International Holdings Group, Ltd.	8,640,000	722,845
	Sino Biopharmaceutical, Ltd.	48,739,495	52,303,202
	Sino Wealth Electronic, Ltd., Class A	164,580	1,257,269
	Sinocare, Inc., Class A	128,360	737,066

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinochem International Corp., Class A	1,097,037	$943,991
	Sinofert Holdings, Ltd.	13,790,673	1,792,437
*	Sino-I Technology, Ltd.	5,320,000	36,110
	Sinolink Securities Co., Ltd., Class A	413,100	769,377
*	Sinolink Worldwide Holdings, Ltd.	26,451,885	1,001,148
	Sinoma International Engineering Co., Class A	691,250	908,079
	Sinoma Science & Technology Co., Ltd., Class A	552,295	1,863,772
	Sinomach Automobile Co., Ltd., Class A	128,300	100,496
	Sino-Ocean Group Holding, Ltd.	22,101,462	4,909,844
	Sinopec Engineering Group Co., Ltd., Class H	8,445,000	5,212,977
	Sinopec Kantons Holdings, Ltd.	8,580,000	3,293,712
#*	Sinopec Oilfield Service Corp., Class H	11,198,000	991,748
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	29,244	726,701
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	17,659,000	4,365,576
	Sinopharm Group Co., Ltd., Class H	8,204,800	25,306,450
	Sino-Platinum Metals Co., Ltd., Class A	140,200	548,715
*	Sinosoft Technology Group, Ltd.	5,378,400	1,249,381
	Sinotrans, Ltd., Class H	22,069,000	10,074,144
	Sinotruk Hong Kong, Ltd.	6,532,000	16,049,841
	Skshu Paint Co., Ltd., Class A	21,002	767,813
	Skyfame Realty Holdings, Ltd.	21,964,000	2,767,021
	Skyworth Digital Co., Ltd., Class A	498,399	625,914
*	Skyworth Group, Ltd.	8,618,645	2,816,111
*	SOHO China, Ltd.	20,096,339	6,063,047
*	Sohu.com, Ltd., ADR	86,832	1,638,520
	Songcheng Performance Development Co., Ltd., Class A	109,600	367,235
	SooChow Securities Co., Ltd., Class A	71,400	87,163
*	Sou Yu Te Group Co., Ltd., Class A	1,276,680	322,894
*	South Manganese Investment, Ltd.	1,396,000	96,651
*	Sparkle Roll Group, Ltd.	8,680,000	271,764
	Spring Airlines Co., Ltd., Class A	159,929	1,585,127
*	SPT Energy Group, Inc.	942,000	35,478
*	SRE Group, Ltd.	3,391,714	17,796
#	SSY Group, Ltd.	15,160,506	9,303,940
*	Starrise Media Holdings, Ltd.	1,292,000	24,239
	Suchuang Gas Corp., Ltd.	302,000	79,173
#	Sun King Technology Group, Ltd.	3,300,000	1,057,380
	Sunac China Holdings, Ltd.	16,028,000	62,168,774
*	Sunac Services Holdings, Ltd.	501,029	1,549,905
	Sun-Create Electronics Co., Ltd., Class A	17,360	111,124
	Sunflower Pharmaceutical Group Co., Ltd., Class A	236,400	584,030
	Sunfly Intelligent Technology Co., Ltd., Class A	312,700	465,804
	Sungrow Power Supply Co., Ltd., Class A	171,800	2,369,951
	Suning Universal Co., Ltd., Class A	2,672,700	2,816,996
	Suning.com Co., Ltd., Class A	1,517,949	1,559,568
#	Sunny Optical Technology Group Co., Ltd.	2,316,400	56,154,520
	Sunresin New Materials Co., Ltd., Class A	69,600	513,032
#	Sunshine 100 China Holdings, Ltd.	244,000	38,231
	Sunward Intelligent Equipment Co., Ltd., Class A	467,800	598,227
	Sunwave Communications Co., Ltd., Class A	128,360	105,027
	Sunwoda Electronic Co., Ltd., Class A	477,400	1,580,283
*	Suzhou Anjie Technology Co., Ltd., Class A	401,900	884,220
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	524,800	273,301
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	346,200	929,565
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	900,547	1,284,443
	Suzhou Keda Technology Co., Ltd., Class A	17,900	19,189
	Suzhou Maxwell Technologies Co., Ltd., Class A	16,900	1,595,919
	Suzhou Secote Precision Electronic Co., Ltd., Class A	64,500	212,256
	Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	140,400	600,831

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suzhou TFC Optical Communication Co., Ltd., Class A	92,370	$607,057
#	Symphony Holdings, Ltd.	6,930,000	749,469
	T&S Communications Co., Ltd., Class A	25,000	57,190
*	Tahoe Group Co., Ltd., Class A	208,000	82,748
	Taiji Computer Corp., Ltd., Class A	123,828	389,505
*	TAL Education Group, ADR	458,065	26,086,802
	Tangshan Jidong Cement Co., Ltd., Class A	540,891	1,169,648
	TangShan Port Group Co., Ltd., Class A	2,521,404	1,035,335
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	866,900	1,520,667
*	Taung Gold International, Ltd.	60,800,000	242,519
	TBEA Co., Ltd., Class A	834,893	1,581,753
	TCL Electronics Holdings, Ltd.	6,053,932	4,469,127
	TCL Technology Group Corp., Class A	1,184,500	1,638,917
*	Tech-Bank Food Co., Ltd., Class A	562,300	1,229,205
	Ten Pao Group Holdings, Ltd.	60,000	15,931
	Tencent Holdings, Ltd.	16,149,900	1,288,309,677
*	Tencent Music Entertainment Group, ADR	417,242	7,268,356
#	Tenfu Cayman Holdings Co., Ltd.	101,000	70,838
	Thunder Software Technology Co., Ltd., Class A	50,122	1,035,811
	Tian An China Investment Co., Ltd.	1,286,357	762,832
	Tian Di Science & Technology Co., Ltd., Class A	1,610,500	904,733
*	Tian Ge Interactive Holdings, Ltd.	1,528,000	253,445
*	Tian Shan Development Holding, Ltd.	1,584,000	422,703
	Tiangong International Co., Ltd.	6,222,000	3,868,873
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	137,688	656,000
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,526,000	927,170
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,501,451	1,012,707
	Tianjin Development Holdings, Ltd.	2,497,800	533,292
	Tianjin Guangyu Development Co., Ltd., Class A	1,175,105	984,157
	Tianjin Port Development Holdings, Ltd.	13,397,200	1,084,801
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	443,822	1,885,434
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	197,172	735,491
	Tianli Education International Holdings, Ltd.	1,765,000	1,461,900
	Tianma Microelectronics Co., Ltd., Class A	643,800	1,378,373
#	Tianneng Power International, Ltd.	7,723,952	14,162,381
	Tianshui Huatian Technology Co., Ltd., Class A	589,792	1,162,454
	Tianyun International Holdings, Ltd.	1,450,000	306,411
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	51,900	482,962
	Tibet Summit Resources Co., Ltd., Class A	294,200	567,738
	Tibet Tianlu Co., Ltd., Class A	420,973	458,936
#*	Tibet Water Resources, Ltd.	6,597,000	653,538
	Tingyi Cayman Islands Holding Corp.	13,702,000	24,619,642
	Titan Wind Energy Suzhou Co., Ltd., Class A	801,600	1,053,644
	Toly Bread Co., Ltd., Class A	126,600	960,846
	Tomson Group, Ltd.	2,769,780	702,448
	Tong Ren Tang Technologies Co., Ltd., Class H	4,278,000	3,380,574
#*	Tongcheng-Elong Holdings, Ltd.	1,487,600	3,721,381
	Tongda Group Holdings, Ltd.	41,970,000	3,071,921
*	Tongding Interconnection Information Co., Ltd., Class A	533,300	307,942
*	TongFu Microelectronics Co., Ltd., Class A	347,700	1,143,116
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	714,160	1,460,962
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	32,100	22,794
	Tongkun Group Co., Ltd., Class A	830,766	2,927,551
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	872,900	491,143
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,054,800	901,007
	Tongwei Co., Ltd., Class A	991,444	5,355,635
	Tongyu Communication, Inc., Class A	101,785	234,537
	Tongyu Heavy Industry Co., Ltd., Class A	1,200,400	555,077
	Tonly Electronics Holdings, Ltd.	9,000	13,904

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Topchoice Medical Corp., Class A	38,654	$1,862,976
*	Topsec Technologies Group, Inc., Class A	268,500	750,734
	Towngas China Co., Ltd.	5,664,294	2,787,222
	Transfar Zhilian Co., Ltd., Class A	1,330,500	1,253,086
	TravelSky Technology, Ltd., Class H	4,624,938	10,119,059
#*	Trigiant Group, Ltd.	6,560,000	631,370
*	Trip.com Group, Ltd., ADR	1,420,251	55,503,409
	Trony Solar Holdings Co., Ltd.	2,133,000	0
	TRS Information Technology Corp., Ltd., Class A	152,800	193,739
*	Truly International Holdings, Ltd.	7,415,000	1,218,787
	Tsaker Chemical Group, Ltd.	220,500	33,685
	Tsingtao Brewery Co., Ltd., Class H	2,182,000	19,761,483
*	TuanChe, Ltd., ADR	5,782	22,839
*	Tunghsu Azure Renewable Energy Co., Ltd., Class A	96,700	37,893
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	2,084,400	611,165
	Tungkong, Inc., Class A	142,800	170,349
#*	Tuniu Corp., Sponsored ADR	80,591	225,655
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	655,722	579,906
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	101,971	1,836,476
	Unilumin Group Co., Ltd., Class A	302,031	376,301
	Uni-President China Holdings, Ltd.	9,620,308	11,686,412
	Unisplendour Corp., Ltd., Class A	799,620	2,250,269
*	United Energy Group, Ltd.	33,615,100	6,629,026
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	265,400	661,592
#*	V1 Group, Ltd.	13,654,600	1,142,314
	Valiant Co., Ltd., Class A	246,727	591,378
	Vats Liquor Chain Store Management Joint Stock Co., Ltd., Class A	7,900	45,400
	Vats Liquor Chain Store Management JSC, Ltd., Class A	67,600	388,483
	Vatti Corp., Ltd., Class A	557,800	623,997
*	VCredit Holdings, Ltd.	109,600	67,838
	Venustech Group, Inc., Class A	128,034	598,630
	Victory Giant Technology Huizhou Co., Ltd., Class A	381,900	1,369,149
#	Vinda International Holdings, Ltd.	1,850,000	6,576,455
*	Vipshop Holdings, Ltd., ADR	2,764,506	85,063,850
	Visual China Group Co., Ltd., Class A	197,700	405,838
	Walvax Biotechnology Co., Ltd., Class A	133,800	1,288,441
*	Wanda Film Holding Co., Ltd., Class A	97,800	276,873
	Wangfujing Group Co., Ltd., Class A	191,200	984,975
	Wangneng Environment Co., Ltd., Class A	158,300	444,098
	Wangsu Science & Technology Co., Ltd., Class A	1,046,100	895,750
	Wanhua Chemical Group Co., Ltd., Class A	664,114	10,501,280
	Want Want China Holdings, Ltd.	37,524,000	27,119,349
	Wanxiang Qianchao Co., Ltd., Class A	1,280,602	976,435
	Wasion Holdings, Ltd.	4,518,000	1,496,122
	Wasu Media Holding Co., Ltd., Class A	538,000	638,958
#*	Weibo Corp., Sponsored ADR	342,312	17,252,525
	Weichai Power Co., Ltd., Class H	11,480,120	26,572,877
	Weifu High-Technology Group Co., Ltd., Class A	185,047	695,596
	Weihai Guangwei Composites Co., Ltd., Class A	98,400	957,848
	Weiqiao Textile Co., Class H	3,017,000	806,424
	Wellhope Foods Co., Ltd., Class A	472,044	802,522
	Wens Foodstuffs Group Co., Ltd., Class A	2,362,980	5,247,897
	West China Cement, Ltd.	34,942,000	6,199,089
	Western Region Gold Co., Ltd., Class A	169,900	327,979
	Western Securities Co., Ltd., Class A	610,430	793,854
	Western Superconducting Technologies Co., Ltd., Class A	15,484	126,603
	Westone Information Industry, Inc., Class A	198,560	520,772
	Wharf Holdings, Ltd. (The)	837,000	2,538,772

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co., Ltd., Class A	133,547	$6,201,791
	Wingtech Technology Co., Ltd., Class A	184,100	2,414,856
	Winning Health Technology Group Co., Ltd., Class A	258,080	601,667
	Wisdom Education International Holdings Co., Ltd.	2,996,000	1,512,430
	Wison Engineering Services Co., Ltd.	397,000	22,122
	Wolong Electric Group Co., Ltd., Class A	664,093	1,089,410
	Wondershare Technology Group Co., Ltd., Class A	30,700	193,277
	Wuchan Zhongda Group Co., Ltd., Class A	1,686,450	1,202,555
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	64,900	71,001
	Wuhan Department Store Group Co., Ltd., Class A	339,800	595,950
	Wuhan Fingu Electronic Technology Co., Ltd., Class A	144,100	268,871
	Wuhan Guide Infrared Co., Ltd., Class A	260,210	1,399,695
	Wuhan Jingce Electronic Group Co., Ltd., Class A	121,660	1,057,913
*	Wuhan P&S Information Technology Co., Ltd., Class A	530,700	307,524
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	37,804	527,490
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	658,134	2,241,389
	Wuhu Token Science Co., Ltd., Class A	862,440	1,005,110
	Wuliangye Yibin Co., Ltd., Class A	716,202	31,384,902
	WUS Printed Circuit Kunshan Co., Ltd., Class A	582,600	1,299,306
*	Wutong Holding Group Co., Ltd., Class A	417,500	204,843
	WuXi AppTec Co., Ltd., Class H	302,500	7,127,164
*	Wuxi Biologics Cayman, Inc.	1,708,500	23,983,570
	Wuxi Boton Technology Co., Ltd., Class A	125,838	321,267
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	164,304	2,231,984
	Wuxi Taiji Industry Co., Ltd., Class A	746,456	893,933
	XCMG Construction Machinery Co., Ltd., Class A	1,790,700	2,035,742
	XGD, Inc., Class A	220,694	400,962
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	3,858,500	6,012,370
	Xiamen C & D, Inc., Class A	1,228,188	1,536,867
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	324,826	840,392
	Xiamen Faratronic Co., Ltd., Class A	68,958	1,230,899
	Xiamen International Airport Co., Ltd., Class A	67,200	180,153
	Xiamen International Port Co., Ltd., Class H	6,883,338	971,329
	Xiamen Intretech, Inc., Class A	220,065	1,378,542
	Xiamen ITG Group Corp., Ltd., Class A	837,063	887,565
	Xiamen Kingdomway Group Co., Class A	215,029	1,386,733
	Xiamen Meiya Pico Information Co., Ltd., Class A	297,200	765,655
	Xiamen Tungsten Co., Ltd., Class A	540,241	1,604,832
	Xiamen Xiangyu Co., Ltd., Class A	980,100	982,174
	Xi’an Tian He Defense Technology Co., Ltd., Class A	150,788	282,882
	Xiandai Investment Co., Ltd., Class A	324,556	211,887
	Xilinmen Furniture Co., Ltd., Class A	131,000	604,310
*	Xinchen China Power Holdings, Ltd.	284,000	14,294
	Xinfengming Group Co., Ltd., Class A	368,192	1,002,898
	Xingda International Holdings, Ltd.	8,323,809	2,204,441
	Xingfa Aluminium Holdings, Ltd.	348,000	417,814
	Xinhu Zhongbao Co., Ltd., Class A	1,736,500	824,850
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,743,000	1,947,156
	Xinjiang Communications Construction Group Co., Ltd., Class A	182,682	301,969
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,229,784	6,969,298
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	379,500	164,328
	Xinjiang Tianshan Cement Co., Ltd., Class A	540,501	1,216,698
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	171,688	573,337
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	737,100	1,144,668
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,735,400	1,082,143
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	492,900	1,259,667
	Xinyi Solar Holdings, Ltd.	26,991,834	45,017,587
	Xinyu Iron & Steel Co., Ltd., Class A	1,443,700	1,459,228

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinyuan Real Estate Co., Ltd., ADR	130,497	$331,462
	Xtep International Holdings, Ltd.	9,033,389	7,878,864
	Xuji Electric Co., Ltd., Class A	390,300	813,198
#*	Xunlei, Ltd., ADR	115,663	614,171
	Yadea Group Holdings, Ltd.	9,188,000	20,114,864
	YaGuang Technology Group Co., Ltd., Class A	461,800	555,170
*	Yanchang Petroleum International, Ltd.	13,010,000	148,164
	Yango Group Co., Ltd., Class A	859,600	759,787
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	94,000	116,647
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	98,800	677,784
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	99,612	567,318
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	267,894	852,525
	Yantai Eddie Precision Machinery Co., Ltd., Class A	69,760	657,670
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	331,692	1,682,224
	YanTai Shuangta Food Co., Ltd., Class A	554,000	1,114,380
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	77,900	202,395
	Yanzhou Coal Mining Co., Ltd., Class H	17,084,000	20,353,903
*	Yashili International Holdings, Ltd.	3,046,000	282,242
	Yealink Network Technology Corp., Ltd., Class A	121,550	1,311,473
	YGSOFT, Inc., Class A	437,696	559,895
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,504,400	1,394,312
*	Yida China Holdings, Ltd.	612,000	170,645
	Yifan Pharmaceutical Co., Ltd., Class A	385,700	1,064,647
	Yifeng Pharmacy Chain Co., Ltd., Class A	103,861	1,439,887
	Yihai International Holding, Ltd.	2,343,000	22,790,322
	Yijiahe Technology Co., Ltd., Class A	48,025	678,333
	Yintai Gold Co., Ltd., Class A	1,118,480	1,474,374
	Yipinhong Pharmaceutical Co., Ltd., Class A	74,160	317,898
	Yip’s Chemical Holdings, Ltd.	1,348,000	767,480
*	Yiren Digital, Ltd., Sponsored ADR	158,114	608,739
	Yixintang Pharmaceutical Group Co., Ltd., Class A	135,278	854,008
	Yonghui Superstores Co., Ltd., Class A	1,601,787	1,376,199
	Yonyou Network Technology Co., Ltd., Class A	235,943	1,205,799
	Yotrio Group Co., Ltd., Class A	1,341,100	724,390
	Youngor Group Co., Ltd., Class A	658,400	755,334
	Youzu Interactive Co., Ltd., Class A	412,500	981,443
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	186,600	486,618
	Yuexiu Property Co., Ltd.	76,009,784	17,572,202
	Yuexiu Transport Infrastructure, Ltd.	4,787,415	2,940,627
	Yum China Holdings, Inc.	1,322,585	83,217,048
	Yunda Holding Co., Ltd., Class A	1,038,086	2,578,497
*	Yunji, Inc.	6,100	12,505
*	Yunnan Aluminium Co., Ltd., Class A	1,455,900	2,761,021
	Yunnan Baiyao Group Co., Ltd., Class A	126,398	2,095,053
	Yunnan Copper Co., Ltd., Class A	639,700	1,366,603
	Yunnan Energy New Material Co., Ltd., Class A	119,576	2,473,803
*	Yunnan Tin Co., Ltd., Class A	758,300	1,704,657
	Yunnan Water Investment Co., Ltd., Class H	245,000	35,254
	Yusys Technologies Co., Ltd., Class A	69,800	313,269
#	Yuzhou Group Holdings Co., Ltd.	27,369,013	7,595,110
	ZBOM Home Collection Co., Ltd., Class A	68,840	508,981
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	77,303	4,038,285
	Zhaojin Mining Industry Co., Ltd., Class H	2,409,666	2,182,774
	Zhefu Holding Group Co., Ltd., Class A	1,274,731	1,101,137
*	Zhejiang Century Huatong Group Co., Ltd., Class A	2,083,560	2,128,430
	Zhejiang Chint Electrics Co., Ltd., Class A	384,938	1,973,434
	Zhejiang Communications Technology Co., Ltd.	493,100	415,439
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	363,600	246,198
	Zhejiang Crystal-Optech Co., Ltd., Class A	519,362	952,287

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Dahua Technology Co., Ltd., Class A	644,800	$2,329,433
	Zhejiang Dingli Machinery Co., Ltd., Class A	90,271	1,020,944
	Zhejiang Expressway Co., Ltd., Class H	8,592,000	7,468,620
*	Zhejiang Firstar Panel Technology Co., Ltd., Class A	280,100	212,924
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	247,048	514,824
#	Zhejiang Glass Co., Ltd.	192,000	0
	Zhejiang Hailiang Co., Ltd., Class A	880,761	1,475,677
	Zhejiang Hangmin Co., Ltd., Class A	449,600	378,788
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	515,324	859,959
	Zhejiang Huace Film & TV Co., Ltd., Class A	750,500	729,764
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	495,811	1,657,824
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	98,100	1,230,332
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	643,900	900,046
	Zhejiang Jianfeng Group Co., Ltd., Class A	156,321	294,390
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	69,460	655,273
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	132,112	602,056
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	223,770	1,331,132
*	Zhejiang Jingu Co., Ltd., Class A	394,100	403,962
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	349,600	582,055
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	787,600	388,304
	Zhejiang Juhua Co., Ltd., Class A	1,042,220	1,404,060
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	299,000	634,568
	Zhejiang Longsheng Group Co., Ltd., Class A	1,126,934	2,360,501
	Zhejiang Medicine Co., Ltd., Class A	478,300	1,201,367
	Zhejiang Meida Industrial Co., Ltd., Class A	482,600	1,633,628
*	Zhejiang Narada Power Source Co., Ltd., Class A	383,052	627,474
	Zhejiang NHU Co., Ltd., Class A	531,514	3,203,089
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	1,242,472	1,069,709
	Zhejiang Runtu Co., Ltd., Class A	494,850	727,965
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	683,652	2,253,522
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	441,900	2,777,719
	Zhejiang Semir Garment Co., Ltd., Class A	682,325	1,233,255
	Zhejiang Supor Co., Ltd., Class A	12,730	148,043
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	74,646	832,860
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	937,000	797,494
	Zhejiang Wanliyang Co., Ltd., Class A	844,641	1,032,718
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	481,055	1,727,885
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	276,857	1,003,681
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	85,501	967,681
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	375,450	855,924
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	318,489	608,725
	Zhejiang Yankon Group Co., Ltd., Class A	409,329	260,271
	Zhejiang Yasha Decoration Co., Ltd., Class A	732,900	845,481
*	Zhejiang Yongtai Technology Co., Ltd., Class A	431,210	629,592
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,967,000	2,385,196
	Zhengzhou Yutong Bus Co., Ltd., Class A	490,000	1,028,441
	Zhenro Properties Group, Ltd.	1,036,000	698,840
	Zheshang Securities Co., Ltd., Class A	493,700	864,650
#	Zhong An Group, Ltd.	13,150,888	666,369
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	373,500	2,200,528
	Zhongji Innolight Co., Ltd., Class A	217,065	1,144,741
	Zhongjin Gold Corp., Ltd., Class A	671,800	884,797
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	920,500	709,542
	Zhongshan Public Utilities Group Co., Ltd., Class A	120,400	153,604
	Zhongsheng Group Holdings, Ltd.	5,919,500	44,774,731
*	Zhongtian Financial Group Co., Ltd., Class A	1,285,250	548,792
	Zhongyu Gas Holdings, Ltd.	1,544,550	1,347,001
	Zhongyuan Environment-Protection Co., Ltd., Class A	369,000	368,150
#	Zhou Hei Ya International Holdings Co., Ltd.	5,736,500	7,010,328

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhuguang Holdings Group Co., Ltd.	822,000	$235,243
*	Zhuhai Holdings Investment Group, Ltd.	168,000	64,416
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	299,500	362,536
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,068,350	12,182,303
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	97,200	911,518
	Zhuzhou Kibing Group Co., Ltd., Class A	759,500	1,793,959
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	757,658	1,124,209
	Zijin Mining Group Co., Ltd., Class H	29,544,000	41,277,765
*	ZJBC Information Technology Co., Ltd., Class A	399,320	369,712
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	7,690,600	10,630,833
#	ZTE Corp., Class H	2,662,992	6,634,460
	ZTO Express Cayman, Inc., ADR	1,119,664	36,008,394

TOTAL CHINA			9,883,302,461

COLOMBIA — (0.1%)
	Banco de Bogota SA	91,924	1,922,581
	Bancolombia SA, Sponsored ADR	189,536	5,672,812
	Bancolombia SA	607,271	4,517,354
	Bolsa de Valores de Colombia	20,739	66,030
	Celsia SA ESP	1,299,891	1,492,692
	Cementos Argos SA	1,901,389	2,598,810
*	CEMEX Latam Holdings SA	832,855	865,406
*	Constructora Conconcreto SA	19,345	2,010
*	Corp. Financiera Colombiana SA	299,162	2,552,195
	Ecopetrol SA	10,886,599	6,410,186
	Grupo Argos SA	405,195	1,143,263
	Grupo Aval Acciones y Valores SA, ADR	45,906	271,764
	Grupo de Inversiones Suramericana SA	520,161	2,655,336
	Grupo Energia Bogota SA ESP	3,354,712	2,332,824
	Grupo Nutresa SA	471,389	2,700,250
	Interconexion Electrica SA ESP	1,585,209	9,029,847
	Mineros SA	47,961	52,775
	Promigas SA ESP	27,701	54,763

TOTAL COLOMBIA			44,340,898

CZECH REPUBLIC — (0.1%)
	CEZ A.S.	711,030	19,803,249
*	Komercni banka A.S.	158,499	4,797,869
	O2 Czech Republic A.S.	252,576	3,102,880
	Philip Morris CR A.S.	2,144	1,451,356

TOTAL CZECH REPUBLIC			29,155,354

EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	3,828,381	13,997,755
	Commercial International Bank Egypt S.A.E., GDR	115,097	420,681
*	Egyptian Financial Group-Hermes Holding Co., GDR	72,912	127,596
*	Egyptian Financial Group-Hermes Holding Co., GDR	18,996	33,254

TOTAL EGYPT			14,579,286

GREECE — (0.2%)
*	Aegean Airlines SA	174,070	1,115,946
*	Alpha Bank AE	610,484	968,270
	Athens Water Supply & Sewage Co. SA	121,179	1,237,247
	Autohellas Tourist and Trading SA	11,683	98,872
	Bank of Greece	3,569	65,577
*	Ellaktor SA	518,178	839,974
*	Eurobank Ergasias Services and Holdings SA, Class A	725,990	685,247

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»

GREECE — (Continued)
*	FF Group	156,853	$169,719
*	Fourlis Holdings SA	192,550	1,066,179
*	GEK Terna Holding Real Estate Construction SA	275,895	3,330,071
	Hellenic Exchanges - Athens Stock Exchange SA	236,533	1,167,513
	Hellenic Petroleum SA	168,159	1,167,383
	Hellenic Telecommunications Organization SA	513,585	8,709,178
	Holding Co. ADMIE IPTO SA	487,449	1,577,731
*	Intracom Holdings SA	107,082	182,643
	JUMBO SA	197,719	3,693,755
*	LAMDA Development SA	244,500	2,198,223
	Motor Oil Hellas Corinth Refineries SA	164,716	2,537,611
	Mytilineos SA	289,423	5,377,273
*	National Bank of Greece SA	329,017	1,025,125
	OPAP SA	837,602	12,845,575
*	Piraeus Financial Holdings SA	31,954	83,218
	Piraeus Port Authority SA	25,605	635,272
*	Public Power Corp. SA	525,419	5,979,933
	Sarantis SA	25,496	274,915
	Terna Energy SA	143,222	2,144,495

TOTAL GREECE			59,176,945

HONG KONG — (0.1%)
	Anxin-China Holdings, Ltd.	13,373,000	0
#	Atlas Corp.	787,066	10,845,770
#	China Huiyuan Juice Group, Ltd.	3,039,500	137,189
#	DBA Telecommunication (Asia) Holdings, Ltd.	1,020,000	49,977
	Fiber Optic Center, Inc.	4,584,800	30,987
#	Fuguiniao Co., Ltd.	782,600	73,296
*	GR Properties, Ltd.	370,000	60,858
	Harmonicare Medical Holdings Ltd.	898,000	176,877
	Hosa International, Inc.	2,198,000	15,393
	Hua Han Health Industry Holdings, Ltd.	17,460,041	674,328
	Huishan Dairy	1,990,720	5,536
	Karce International Holdings Open	1,662,000	0
	My Medicare	4,480,000	24,858
	Real Gold Mining, Ltd.	640,000	21,669
	SMI Culture & Travel Group Holdings, Ltd.	4,693,951	56,682
	Tech-Pro, Inc.	37,652,000	62,044
	Tenwow International Holdings, Ltd.	2,865,000	52,559
	Texhong Textile Group, Ltd.	2,589,000	3,920,374
	Untrade Youyuan Holdings	4,273,760	0
	Untrade.Superb Summit	95,000	3,349

TOTAL HONG KONG			16,211,746

HUNGARY — (0.2%)
*	CIG Pannonia Life Insurance P.L.C., Class A	71,774	80,278
	Magyar Telekom Telecommunications P.L.C.	3,365,765	4,659,253
*	MOL Hungarian Oil & Gas P.L.C.	2,839,249	19,613,856
*	OTP Bank Nyrt	718,571	32,303,233
#	Richter Gedeon Nyrt	349,881	10,006,797

TOTAL HUNGARY			66,663,417

INDIA — (10.9%)
*	3M India, Ltd.	3,537	1,214,012
	Aarti Drugs, Ltd.	153,948	1,473,290
	Aarti Industries, Ltd.	419,174	9,041,786
*	ABB Powar Products & System India, Ltd.	24,496	591,494
	Abbott India, Ltd.	9,321	1,905,493

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ACC, Ltd.	276,152	$6,991,274
	Accelya Solutions India, Ltd.	3,197	39,516
	Action Construction Equipment, Ltd.	43,757	85,807
	Adani Enterprises, Ltd.	1,336,541	20,634,910
*	Adani Green Energy, Ltd.	1,631,650	22,524,294
	Adani Ports & Special Economic Zone, Ltd.	1,915,222	18,742,048
*	Adani Power, Ltd.	10,839,273	13,829,258
	Adani Total Gas, Ltd.	1,140,871	17,670,779
*	Adani Transmissions, Ltd.	1,724,995	24,325,155
*	Aditya Birla Capital, Ltd.	2,310,108	3,567,380
*	Aditya Birla Fashion and Retail, Ltd.	138,737	326,667
	Advanced Enzyme Technologies, Ltd.	82,063	443,835
	Aegis Logistics, Ltd.	565,393	2,320,347
*	AGC Networks, Ltd.	260	5,552
	Agro Tech Foods, Ltd.	49,566	563,154
*	Ahluwalia Contracts India, Ltd.	25,428	97,695
	AIA Engineering, Ltd.	224,821	5,669,943
	Ajanta Pharma, Ltd.	263,759	6,523,103
	Akzo Nobel India, Ltd.	62,883	1,912,139
	Alembic Pharmaceuticals, Ltd.	498,757	6,645,078
	Alembic, Ltd.	690,119	1,023,374
	Alkyl Amines Chemicals	7,753	885,301
	Allcargo Logistics, Ltd.	548,674	921,621
	Amara Raja Batteries, Ltd.	180,985	1,972,279
	Ambuja Cements, Ltd.	2,369,465	9,838,208
	Amrutanjan Health Care, Ltd.	14,083	121,019
*	Amtek Auto, Ltd.	876,612	6,102
*	Anant Raj Global, Ltd.	261,467	99,211
	Anant Raj, Ltd.	261,467	186,842
	Apar Industries, Ltd.	9,153	60,753
*	APL Apollo Tubes, Ltd.	276,645	4,834,863
	Apollo Hospitals Enterprise, Ltd.	281,302	12,144,978
	Apollo Tyres, Ltd.	2,479,225	7,226,396
*	Arvind Fashions, Ltd.	383,431	675,803
*	Arvind Fashions, Ltd.	63,060	56,996
*	Arvind, Ltd.	958,375	847,819
	Asahi India Glass, Ltd.	376,652	1,496,621
	Ashiana Housing, Ltd.	65,770	109,415
	Ashok Leyland, Ltd.	7,055,154	10,674,975
*	Ashoka Buildcon, Ltd.	666,095	738,759
	Asian Paints, Ltd.	877,857	29,928,442
	Astec Lifesciences, Ltd.	2,643	41,220
*	Aster DM Healthcare, Ltd.	49,154	95,429
	Astra Microwave Products, Ltd.	53,062	82,921
	Astral Poly Technik, Ltd.	316,744	6,766,677
	AstraZeneca Pharma India, Ltd.	4,481	236,352
	Atul, Ltd.	101,571	11,063,089
*	AU Small Finance Bank, Ltd.	6,367	85,947
	Aurobindo Pharma, Ltd.	1,926,140	25,431,683
	Automotive Axles, Ltd.	36,049	482,590
	Avanti Feeds, Ltd.	240,881	1,574,581
*	Avenue Supermarts, Ltd.	17,973	688,217
*	Axis Bank, Ltd.	4,133,956	39,558,704
	Bajaj Auto, Ltd.	216,078	11,148,471
	Bajaj Consumer Care, Ltd.	583,420	2,205,068
*	Bajaj Electricals, Ltd.	219,312	3,391,794
	Bajaj Finance, Ltd.	433,257	31,784,957
	Bajaj Finserv, Ltd.	82,900	12,303,874
	Bajaj Holdings & Investment, Ltd.	188,892	8,706,407

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balaji Amines, Ltd.	86,891	$3,042,854
	Balkrishna Industries, Ltd.	558,294	13,255,414
	Balmer Lawrie & Co., Ltd.	546,435	944,424
	Balrampur Chini Mills, Ltd.	1,273,988	4,748,641
*	Bandhan Bank, Ltd.	0	0
*	Bank of Baroda	4,643,280	4,155,137
*	Bank of Maharashtra	862,898	280,206
	Bannari Amman Sugars, Ltd.	1,491	34,823
	BASF India, Ltd.	49,245	1,466,577
	Bata India, Ltd.	166,022	3,048,617
	Bayer CropScience, Ltd.	4,225	307,117
	BEML, Ltd.	106,329	1,664,434
	Berger Paints India, Ltd.	867,320	8,231,188
	Bhansali Engineering Polymers, Ltd.	477,299	1,022,170
	Bharat Dyanamics, Ltd.	23,441	106,335
	Bharat Electronics, Ltd.	4,917,441	8,729,988
	Bharat Forge, Ltd.	1,468,608	12,069,773
*	Bharat Heavy Electricals, Ltd.	5,717,220	3,701,652
	Bharat Petroleum Corp., Ltd.	1,672,362	9,500,278
	Bharat Rasayan, Ltd.	3,948	644,704
	Bharti Airtel, Ltd.	6,407,864	46,235,352
*	Biocon, Ltd.	881,305	4,508,653
	Birla Corp., Ltd.	168,566	2,099,682
	Birlasoft, Ltd.	1,453,938	4,810,492
	Bliss Gvs Pharma, Ltd.	422,820	579,783
*	Blue Dart Express, Ltd.	33,268	2,360,100
	Blue Star, Ltd.	205,072	2,337,148
*	Bodal Chemicals, Ltd.	314,700	408,668
*	Borosil, Ltd.	41,997	111,172
	Bosch, Ltd.	14,687	2,683,253
	Brigade Enterprises, Ltd.	440,772	1,491,703
	Britannia Industries, Ltd.	193,811	8,999,678
	BSE, Ltd.	55,885	451,973
	Cadila Healthcare, Ltd.	1,161,899	8,946,729
*	Camlin Fine Sciences, Ltd.	50,881	105,717
	Can Fin Homes, Ltd.	351,406	2,769,068
*	Canara Bank	1,930,473	3,592,157
*	Capacit’e Infraprojects, Ltd.	70,708	179,981
	Caplin Point Laboratories, Ltd.	168,065	1,118,307
	Carborundum Universal, Ltd.	369,989	2,721,300
	Care Ratings, Ltd.	62,358	418,021
	Castrol India, Ltd.	2,106,259	3,556,663
	CCL Products India, Ltd.	542,713	1,974,336
	Ceat, Ltd.	204,931	3,817,094
	Central Depository Services India, Ltd.	99,418	1,085,141
*	Century Plyboards India, Ltd.	474,267	2,240,045
	Century Textiles & Industries, Ltd.	247,353	1,632,302
*	Cera Sanitaryware, Ltd.	34,143	1,781,005
	CESC, Ltd.	454,381	3,719,128
*	CG Power and Industrial Solutions, Ltd.	2,863,194	2,682,798
	Chambal Fertilizers & Chemicals, Ltd.	1,213,660	3,511,709
*	Chennai Petroleum Corp., Ltd.	140,362	208,000
	Chennai Super Kings Cricket, Ltd.	2,606,099	14,844
	Cholamandalam Financial Holdings, Ltd.	483,612	3,712,144
	Cholamandalam Investment and Finance Co., Ltd.	2,119,847	16,277,033
*	Cigniti Technologies, Ltd.	8,421	44,958
	Cipla, Ltd.	1,412,174	17,331,022
	City Union Bank, Ltd.	1,910,457	4,269,592
	Clariant Chemicals India, Ltd.	2,042	12,002

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Coal India, Ltd.	3,050,359	$5,465,430
	Cochin Shipyard, Ltd.	61,964	304,655
*	Coffee Day Enterprises, Ltd.	227,184	115,474
	Coforge, Ltd.	41,257	1,593,507
	Colgate-Palmolive India, Ltd.	293,610	5,853,624
	Container Corp. Of India, Ltd.	860,945	6,836,699
	Coromandel International, Ltd.	813,879	8,132,082
	Cosmo Films, Ltd.	8,803	78,037
	CRISIL, Ltd.	107,583	2,693,268
	Crompton Greaves Consumer Electricals, Ltd.	3,647,714	18,917,382
	Cummins India, Ltd.	366,030	4,126,631
	Cyient, Ltd.	322,814	3,202,554
	Dabur India, Ltd.	1,213,038	8,827,855
*	Dalmia Bharat Sugar & Industries, Ltd.	17,776	61,075
*	Dalmia Bharat, Ltd.	410,813	8,337,887
*	DB Corp., Ltd.	92,658	101,399
*	DCB Bank, Ltd.	1,836,791	2,248,131
	DCM Shriram, Ltd.	389,821	3,687,249
	DCW, Ltd.	84,853	44,390
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	251,845	880,122
	Deepak Nitrite, Ltd.	241,579	6,081,065
	Delta Corp., Ltd.	800,171	1,615,381
	Dhampur Sugar Mills, Ltd.	215,925	659,368
	Dhani Services, Ltd.	1,005,797	2,414,480
	Dhani Services, Ltd.	203,485	225,909
*	Dhanuka Agritech, Ltd.	87,318	902,056
	Dilip Buildcon, Ltd.	266,608	1,949,138
*	Dish TV India, Ltd.	3,474,491	434,996
*	Dishman Carbogen Amcis, Ltd.	535,949	1,143,214
*	Divi’s Laboratories, Ltd.	212,206	11,597,656
	Dixon Technologies India, Ltd.	21,928	1,236,259
	DLF, Ltd.	1,976,514	6,552,169
	Dr Lal PathLabs, Ltd.	121,790	4,816,403
	Dr Reddy’s Laboratories, Ltd., ADR	275,976	19,047,864
	Dr Reddy’s Laboratories, Ltd.	140,227	9,770,350
*	DRC Systems India, Ltd.	3,939	13,964
*	Dredging Corp. of India, Ltd.	4,443	21,791
	eClerx Services, Ltd.	136,536	2,274,959
	Edelweiss Financial Services, Ltd.	3,161,290	2,487,888
	Eicher Motors, Ltd.	533,489	17,397,288
*	EID Parry India, Ltd.	717,709	3,341,040
*	EIH Associated Hotels	1,507	4,639
*	EIH, Ltd.	932,021	1,087,127
	Electrosteel Castings, Ltd.	151,522	70,070
	Elgi Equipments, Ltd.	238,668	688,190
	Emami, Ltd.	850,921	5,626,259
	Endurance Technologies, Ltd.	47,220	838,836
	Engineers India, Ltd.	1,212,351	1,186,604
	EPL, Ltd.	256,742	775,820
	Eris Lifesciences, Ltd.	32,881	268,323
	Escorts, Ltd.	473,218	7,152,269
*	Eveready Industries India, Ltd.	33,347	132,308
	Excel Industries, Ltd.	6,518	77,397
	Exide Industries, Ltd.	2,049,443	4,907,298
	FDC, Ltd.	386,103	1,581,648
*	Federal Bank, Ltd.	10,854,245	11,697,304
*	Filatex India, Ltd.	43,147	54,415
	Fine Organic Industries, Ltd.	3,586	138,693
	Finolex Cables, Ltd.	560,309	2,733,459

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Finolex Industries, Ltd.	2,094,310	$4,260,638
	Firstsource Solutions, Ltd.	1,906,716	2,898,958
	Force Motors, Ltd.	795	11,899
*	Fortis Healthcare, Ltd.	1,407,024	3,999,191
*	Future Consumer, Ltd.	726,048	68,566
*	Future Enterprises, Ltd.	756,903	98,481
*	Future Retail, Ltd.	810,120	558,318
	Gabriel India, Ltd.	542,065	774,715
	GAIL India, Ltd.	7,408,576	13,690,572
	Galaxy Surfactants, Ltd.	2,682	105,662
	Garware Technical Fibres, Ltd.	58,766	2,074,914
	Gateway Distriparks, Ltd.	467,543	1,281,573
*	Gati, Ltd.	72,328	94,008
	GE Power India, Ltd.	11,172	39,092
*	GE T&D India, Ltd.	166,753	258,193
*	General Insurance Corp. of India	36,391	100,502
*	GFL, Ltd.	215,757	203,254
	GHCL, Ltd.	323,822	1,027,810
	Gillette India, Ltd.	27,507	2,038,465
	GlaxoSmithKline Pharmaceuticals, Ltd.	48,509	957,027
	Glenmark Pharmaceuticals, Ltd.	1,067,896	8,309,661
	GMM Pfaudler, Ltd.	2,604	145,746
	Godawari Power and Ispat, Ltd.	10,053	128,011
	Godfrey Phillips India, Ltd.	119,210	1,387,225
*	Godrej Consumer Products, Ltd.	1,122,080	10,456,658
*	Godrej Industries, Ltd.	315,204	2,165,451
*	Godrej Properties, Ltd.	206,900	3,801,716
	Granules India, Ltd.	1,263,179	5,685,024
	Graphite India, Ltd.	284,329	2,786,939
	Grasim Industries, Ltd.	1,010,018	19,068,608
	Great Eastern Shipping Co., Ltd. (The)	521,286	2,212,928
*	Greaves Cotton, Ltd.	546,648	1,066,312
	Greenply Industries, Ltd.	213,058	574,188
	Grindwell Norton, Ltd.	63,564	781,461
	Gujarat Alkalies & Chemicals, Ltd.	187,175	1,039,453
	Gujarat Ambuja Exports, Ltd.	528,426	1,069,115
*	Gujarat Fluorochemicals, Ltd.	266,329	2,858,770
	Gujarat Gas, Ltd.	1,068,126	7,650,641
	Gujarat Industries Power Co., Ltd.	205,198	209,558
	Gujarat Mineral Development Corp., Ltd.	350,942	276,008
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	385,924	1,874,438
	Gujarat Pipavav Port, Ltd.	1,467,663	1,818,720
	Gujarat State Fertilizers & Chemicals, Ltd.	724,356	918,895
	Gujarat State Petronet, Ltd.	1,555,581	5,666,403
	Gulf Oil Lubricants India, Ltd.	117,235	1,123,828
	Hatsun Agro Products, Ltd.	95,333	1,023,828
	Havells India, Ltd.	753,017	9,993,820
	HCL Technologies, Ltd.	4,015,915	48,720,873
	HDFC Asset Management Co., Ltd.	3,738	139,763
*	HDFC Bank, Ltd.	5,989,118	113,841,409
*	HDFC Life Insurance Co., Ltd.	494,545	4,418,310
*	HealthCare Global Enterprises, Ltd.	10,389	25,246
*	HEG, Ltd.	78,554	2,413,791
	HeidelbergCement India, Ltd.	519,106	1,658,042
*	Hemisphere Properties India, Ltd.	709,341	1,250,809
	Heritage Foods, Ltd.	88,401	433,872
	Hero MotoCorp, Ltd.	404,200	15,363,898
	Hester Biosciences, Ltd.	6,044	181,014
*	HFCL, Ltd.	4,754,140	1,770,810

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	HG Infra Engineering, Ltd.	14,535	$53,836
	Hikal, Ltd.	350,329	1,255,021
	HIL, Ltd.	12,048	582,865
	Himadri Speciality Chemical, Ltd.	872,371	521,722
	Himatsingka Seide, Ltd.	71,928	151,430
	Hindalco Industries, Ltd.	6,682,905	32,694,183
	Hinduja Global Solutions, Ltd.	65,465	1,507,633
	Hindustan Aeronautics, Ltd.	6,460	83,179
*	Hindustan Construction Co., Ltd.	652,083	67,665
*	Hindustan Oil Exploration Co., Ltd.	214,540	294,141
	Hindustan Petroleum Corp., Ltd.	2,607,654	8,241,333
	Hindustan Unilever, Ltd.	1,768,448	56,001,469
	Honda India Power Products, Ltd.	9,298	125,310
	Honeywell Automation India, Ltd.	7,809	4,563,449
	Housing Development Finance Corp., Ltd.	2,699,140	88,375,837
	HSIL, Ltd.	22,295	45,781
	Huhtamaki India, Ltd.	112,861	416,691
	I G Petrochemicals, Ltd.	10,289	64,633
*	ICICI Bank, Ltd., Sponsored ADR	3,720,888	60,650,474
*	ICICI Bank, Ltd.	701,916	5,678,276
	ICICI Lombard General Insurance Co., Ltd.	66,290	1,266,676
*	ICICI Prudential Life Insurance Co., Ltd.	685,955	4,825,834
	ICICI Securities, Ltd.	33,439	205,084
	ICRA, Ltd.	2,224	99,635
*	IDFC First Bank, Ltd.	11,663,320	8,600,681
*	IDFC, Ltd.	5,978,894	4,251,345
*	IFB Industries, Ltd.	29,395	388,065
*	IFCI, Ltd.	3,575,000	526,531
	IIFL Finance, Ltd.	1,042,365	3,761,756
	IIFL Securities, Ltd.	1,078,536	759,261
	IIFL Wealth Management, Ltd.	156,051	2,396,335
	India Cements, Ltd. (The)	1,715,808	3,780,431
	India Glycols, Ltd.	111,257	706,084
*	Indiabulls Housing Finance, Ltd.	1,350,102	3,291,160
*	Indiabulls Real Estate, Ltd.	1,916,430	1,991,719
	IndiaMart InterMesh, Ltd.	4,138	443,383
*	Indian Bank	1,134,065	1,677,961
	Indian Energy Exchange, Ltd.	116,077	579,409
	Indian Hotels Co., Ltd. (The)	2,696,771	4,036,739
	Indian Hume Pipe Co., Ltd. (The)	53,092	122,476
	Indian Oil Corp., Ltd.	6,279,620	7,677,446
*	Indian Overseas Bank	3,669,010	774,631
	Indo Count Industries, Ltd.	539,911	946,369
	Indoco Remedies, Ltd.	170,819	758,267
	Indraprastha Gas, Ltd.	992,152	6,803,441
	Indus Towers, Ltd.	1,488,631	5,081,478
*	IndusInd Bank, Ltd.	837,781	10,529,483
*	INEOS Styrolution India, Ltd.	23,972	360,872
*	Infibeam Avenues, Ltd.	3,245,712	1,715,208
*	Info Edge India, Ltd.	36,321	2,404,820
	Infosys, Ltd., Sponsored ADR	4,478,604	80,973,160
	Infosys, Ltd.	7,880,895	142,616,915
*	Ingersoll-Rand India, Ltd.	1,187	11,949
*	Inox Leisure, Ltd.	468,112	1,707,671
	Inox Wind Energy, Ltd.	21,576	35,682
*	Inox Wind, Ltd.	11,526	11,997
*	Intellect Design Arena, Ltd.	414,704	3,808,005
*	InterGlobe Aviation, Ltd.	110,800	2,452,644
	IOL Chemicals and Pharmaceuticals, Ltd.	3,167	25,283

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ipca Laboratories, Ltd.	301,377	$8,575,516
	IRB Infrastructure Developers, Ltd.	1,095,455	1,541,046
	IRCON International, Ltd.	166,587	201,119
	ITC, Ltd.	8,098,702	22,092,917
	ITD Cementation India, Ltd.	347,140	335,977
	J Kumar Infraprojects, Ltd.	127,922	316,781
*	Jagran Prakashan, Ltd.	485,797	351,968
	Jai Corp., Ltd.	258,376	298,791
*	Jaiprakash Associates, Ltd.	4,490,809	430,556
*	Jaiprakash Power Ventures, Ltd.	8,915,158	373,653
*	Jammu & Kashmir Bank, Ltd. (The)	1,313,032	421,436
	Jamna Auto Industries, Ltd.	1,010,077	934,141
	JB Chemicals & Pharmaceuticals, Ltd.	256,504	4,822,574
	Jindal Poly Films, Ltd.	171,259	1,676,510
	Jindal Saw, Ltd.	988,810	1,127,534
*	Jindal Stainless Hisar, Ltd.	717,915	1,571,659
*	Jindal Stainless, Ltd.	771,491	934,008
*	Jindal Steel & Power, Ltd.	2,995,135	17,723,064
*	JK Cement, Ltd.	178,955	6,798,728
	JK Lakshmi Cement, Ltd.	260,068	1,413,082
	JK Paper, Ltd.	613,135	1,144,421
	JK Tyre & Industries, Ltd.	600,174	986,243
	JM Financial, Ltd.	2,669,577	2,886,142
	JMC Projects India, Ltd.	110,693	123,137
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	42,859	1,355,214
	JSW Energy, Ltd.	3,712,953	5,498,251
	JSW Steel, Ltd.	4,473,220	42,968,625
	JTEKT India, Ltd.	171,163	192,202
	Jubilant Foodworks, Ltd.	344,538	13,432,800
*	Jubilant Ingrevia, Ltd.	925,628	5,185,941
	Jubilant Pharmova, Ltd.	925,628	9,926,077
*	Just Dial, Ltd.	247,376	2,920,619
	Jyothy Labs, Ltd.	644,269	1,271,366
	Kajaria Ceramics, Ltd.	675,980	8,383,886
	Kalpataru Power Transmission, Ltd.	546,884	2,694,122
	Kalyani Steels, Ltd.	151,470	752,738
	Kansai Nerolac Paints, Ltd.	551,978	4,110,942
*	Karnataka Bank, Ltd. (The)	995,433	824,200
*	Karur Vysya Bank, Ltd. (The)	2,351,749	1,660,429
	Kaveri Seed Co., Ltd.	232,968	1,901,180
	KCP, Ltd. (The)	285,112	377,700
*	KEC International, Ltd.	735,307	3,981,445
	KEI Industries, Ltd.	439,948	3,098,879
*	Kesoram Industries, Ltd.	22,451	23,066
	Kiri Industries, Ltd.	92,851	558,383
	Kirloskar Brothers, Ltd.	16,299	53,530
	Kirloskar Ferrous Industries, Ltd.	23,264	66,436
	Kirloskar Oil Engines, Ltd.	176,936	414,636
	KNR Constructions, Ltd.	717,502	1,932,940
*	Kolte-Patil Developers, Ltd.	127,603	364,521
*	Kotak Mahindra Bank, Ltd.	1,460,391	34,285,562
	KPIT Technologies, Ltd.	1,658,586	4,385,841
	KPR Mill, Ltd.	111,209	2,065,930
	KRBL, Ltd.	468,927	1,167,509
	KSB, Ltd.	23,552	277,930
	L&T Finance Holdings, Ltd.	4,798,208	5,623,440
	L&T Technology Services, Ltd.	13,397	492,966
*	LA Opala RG, Ltd.	107,650	316,016
	Lakshmi Machine Works, Ltd.	19,929	1,672,898

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Lanco Infratech, Ltd.	978,499	$744
	Larsen & Toubro Infotech, Ltd.	184,566	9,670,231
	Larsen & Toubro, Ltd.	1,507,824	27,211,257
	Laurus Labs, Ltd.	452,299	2,766,293
*	Lemon Tree Hotels, Ltd.	28,706	13,655
	LG Balakrishnan & Bros, Ltd.	51,296	210,892
	LIC Housing Finance, Ltd.	2,368,034	12,893,019
	Linde India, Ltd.	54,422	1,350,432
	LT Foods, Ltd.	884,976	864,390
	Lumax Auto Technologies, Ltd.	19,627	38,750
	Lumax Industries, Ltd.	11,696	239,134
	Lupin, Ltd.	1,225,517	17,679,053
	LUX Industries, Ltd.	54,659	1,415,511
*	Magma Fincorp, Ltd.	246,243	393,953
	Mahanagar Gas, Ltd.	160,796	2,437,955
	Maharashtra Scooters, Ltd.	6,499	316,627
	Maharashtra Seamless, Ltd.	189,846	736,272
*	Mahindra & Mahindra Financial Services, Ltd.	4,427,304	9,618,139
	Mahindra & Mahindra, Ltd.	2,842,675	28,818,422
*	Mahindra CIE Automotive, Ltd.	613,565	1,405,305
*	Mahindra Holidays & Resorts India, Ltd.	343,204	979,204
*	Mahindra Lifespace Developers, Ltd.	156,126	1,051,605
	Mahindra Logistics, Ltd.	17,957	130,712
	Maithan Alloys, Ltd.	10,972	116,602
	Manappuram Finance, Ltd.	1,996,034	3,997,842
*	Mangalore Refinery & Petrochemicals, Ltd.	896,438	521,093
	Marico, Ltd.	1,937,270	10,715,304
	Marksans Pharma, Ltd.	1,854,650	1,777,345
	Maruti Suzuki India, Ltd.	215,648	18,712,148
	MAS Financial Services, Ltd.	7,234	78,000
	Mastek, Ltd.	67,207	1,490,873
*	Max Financial Services, Ltd.	367,194	4,452,181
*	Max Healthcare Institute, Ltd.	797,404	2,455,783
*	Max India, Ltd.	80,597	71,740
	Mayur Uniquoters, Ltd.	124,042	731,015
	Meghmani Organics, Ltd.	1,012,240	1,927,054
	Metropolis Healthcare, Ltd.	3,918	126,564
	Minda Corp., Ltd.	59,010	80,289
	Minda Industries, Ltd.	583,143	4,125,840
	Mindtree, Ltd.	220,637	6,258,859
	Mishra Dhatu Nigam, Ltd.	23,839	59,031
	MOIL, Ltd.	612,307	1,360,369
*	Morepen Laboratories, Ltd.	1,688,877	1,483,091
	Motherson Sumi Systems, Ltd.	5,894,987	17,067,783
	Motilal Oswal Financial Services, Ltd.	210,971	1,801,172
	Mphasis, Ltd.	605,498	14,411,435
	MRF, Ltd.	7,480	8,119,917
	Multi Commodity Exchange of India, Ltd.	3,500	69,758
	Muthoot Finance, Ltd.	878,496	13,635,498
	Natco Pharma, Ltd.	559,218	6,720,636
	National Aluminium Co., Ltd.	5,067,263	4,392,065
	Nava Bharat Ventures, Ltd.	391,662	411,356
	Navin Fluorine International, Ltd.	108,630	5,035,052
	Navneet Education, Ltd.	632,665	637,535
	NBCC India, Ltd.	2,301,094	1,256,360
	NCC, Ltd.	2,028,261	2,032,656
	Neogen Chemicals, Ltd.	5,356	62,380
	NESCO, Ltd.	145,938	983,590
	Nestle India, Ltd.	77,791	17,120,325

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Neuland Laboratories, Ltd.	4,725	$161,487
	NHPC, Ltd.	10,060,957	3,282,695
	NIIT, Ltd.	751,046	1,678,515
	Nilkamal, Ltd.	46,233	1,202,846
	NLC India, Ltd.	749,864	481,391
	NMDC, Ltd.	126,281	263,529
	NOCIL, Ltd.	471,585	1,172,909
*	NRB Bearings, Ltd.	268,236	386,758
	NTPC, Ltd.	6,939,470	9,575,685
	Nucleus Software Exports, Ltd.	54,990	395,627
*	Oberoi Realty, Ltd.	502,318	3,678,517
	Oil & Natural Gas Corp., Ltd.	5,994,313	8,713,183
	Oil India, Ltd.	1,073,382	1,760,945
*	Olectra Greentech, Ltd.	38,233	93,582
*	Omaxe, Ltd.	402,630	379,200
	Oracle Financial Services Software, Ltd.	97,096	4,539,387
	Orient Cement, Ltd.	582,877	830,770
	Orient Electric, Ltd.	260,611	953,140
	Orient Refractories, Ltd.	200,046	853,034
	Oriental Aromatics, Ltd.	3,226	38,762
	Oriental Carbon & Chemicals, Ltd.	6,014	75,428
	Page Industries, Ltd.	29,361	11,730,428
	Paisalo Digital, Ltd.	21,846	176,727
	Panama Petrochem, Ltd.	6,533	15,642
	Parag Milk Foods, Ltd.	85,868	129,156
*	PC Jeweller, Ltd.	205,825	66,492
	Persistent Systems, Ltd.	349,203	9,691,643
	Petronet LNG, Ltd.	4,120,923	13,316,034
	Pfizer, Ltd.	47,057	3,352,685
	Phillips Carbon Black, Ltd.	610,099	1,706,535
*	Phoenix Mills, Ltd. (The)	344,743	3,353,017
	PI Industries, Ltd.	467,201	15,784,880
	Pidilite Industries, Ltd.	362,105	8,856,360
	Piramal Enterprises, Ltd.	339,839	7,668,573
*	PNB Housing Finance, Ltd.	158,265	789,620
*	PNC Infratech, Ltd.	131,333	418,475
*	Poly Medicure, Ltd.	60,114	802,737
	Polyplex Corp., Ltd.	81,708	1,057,882
	Power Finance Corp., Ltd.	5,937,268	8,656,828
	Power Grid Corp. of India, Ltd.	5,232,741	15,546,683
	Praj Industries, Ltd.	355,506	1,123,258
*	Prakash Industries, Ltd.	360,308	390,387
	Prestige Estates Projects, Ltd.	858,342	3,142,910
*	Prism Johnson, Ltd.	539,297	947,850
	Privi Speciality Chemicals Ltd.	6,972	83,262
	Procter & Gamble Health, Ltd.	43,367	3,746,612
	Procter & Gamble Hygiene & Health Care, Ltd.	29,503	5,402,530
	PSP Projects, Ltd.	11,848	65,944
	PTC India Financial Services, Ltd.	960,779	221,096
	PTC India, Ltd.	1,720,629	1,892,917
*	Punjab National Bank	6,692,535	3,135,680
	PVR, Ltd.	269,515	4,112,874
*	Quess Corp., Ltd.	115,742	978,040
	Radico Khaitan, Ltd.	431,768	3,285,654
	Rain Industries, Ltd.	959,459	2,302,827
	Rajesh Exports, Ltd.	598,039	4,257,326
	Rallis India, Ltd.	460,368	1,754,670
	Ramco Cements, Ltd. (The)	433,441	5,755,339
	Ramco Industries, Ltd.	172,513	654,722

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Ramco Systems, Ltd.	2,597	$17,062
*	Ramkrishna Forgings, Ltd.	1,542	11,915
	Rashtriya Chemicals & Fertilizers, Ltd.	1,165,470	1,151,427
	Ratnamani Metals & Tubes, Ltd.	45,978	1,210,318
*	Raymond, Ltd.	222,391	962,500
	RBL Bank, Ltd.	854,571	2,127,160
	REC, Ltd.	6,469,510	11,147,067
	Redington India, Ltd.	1,789,791	4,318,254
*	Relaxo Footwears, Ltd.	206,620	2,437,424
	Reliance Industries, Ltd.	8,904,074	239,386,508
*	Reliance Power, Ltd.	2,971,291	196,022
	Repco Home Finance, Ltd.	293,077	1,314,923
*	Sadbhav Engineering, Ltd.	280,892	235,549
	Sagar Cements, Ltd.	2,261	21,794
	Sanofi India, Ltd.	42,574	4,329,723
	Saregama India, Ltd.	16,043	394,963
	Savita Oil Technologies, Ltd.	1,362	19,077
	SBI Life Insurance Co., Ltd.	153,048	1,915,955
	Schaeffler India, Ltd.	29,083	2,058,400
*	Schneider Electric Infrastructure, Ltd.	68,183	83,515
*	Sequent Scientific, Ltd.	324,117	1,275,251
	Seshasayee Paper & Boards, Ltd.	3,105	6,350
	SH Kelkar & Co., Ltd.	68,362	127,077
	Sharda Cropchem, Ltd.	138,958	560,805
*	Sharda Motor Industries, Ltd.	1,335	6,130
*	Sheela Foam, Ltd.	1,350	37,251
	Shilpa Medicare, Ltd.	62,597	359,771
	Shipping Corp. of India, Ltd.	1,001,880	1,412,294
*	Shoppers Stop, Ltd.	101,117	271,266
*	Shree Cement, Ltd.	31,611	11,887,569
*	Shree Renuka Sugars, Ltd.	538,852	87,831
	Shriram City Union Finance, Ltd.	36,098	685,482
	Shriram Transport Finance Co., Ltd.	998,528	18,019,167
	Siemens, Ltd.	159,092	4,021,747
	SKF India, Ltd.	91,184	2,752,244
	Sobha, Ltd.	461,225	3,022,389
	Solar Industries India, Ltd.	127,348	2,106,376
	Solara Active Pharma Sciences, Ltd.	61,497	1,261,624
	Somany Ceramics, Ltd.	18,399	104,302
	Somany Home Innovation, Ltd.	279,738	1,075,963
	Sonata Software, Ltd.	320,530	2,474,959
*	South Indian Bank, Ltd. (The)	4,960,386	531,205
*	SpiceJet, Ltd.	286,221	241,570
	SRF, Ltd.	162,647	14,148,942
	Srikalahasthi Pipes, Ltd.	81,329	213,061
*	Star Cement, Ltd.	28,396	39,261
*	State Bank of India	2,905,882	13,776,808
*	State Bank of India, GDR	13,057	610,425
*	State Bank of India, GDR	1,550	72,463
	Steel Authority of India, Ltd.	5,353,246	8,517,813
	Sterlite Technologies, Ltd.	1,124,208	3,483,182
	Strides Pharma Science, Ltd.	445,300	5,190,245
	Subros, Ltd.	141,392	570,058
	Sudarshan Chemical Industries.	168,739	1,494,331
	Sumitomo Chemical India, Ltd.	62,781	253,485
	Sun Pharmaceutical Industries, Ltd.	1,743,980	15,376,170
	Sun TV Network, Ltd.	821,471	6,025,915
	Sundaram Finance Holdings, Ltd.	91,918	91,348
	Sundaram Finance, Ltd.	113,920	3,821,391

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundaram-Clayton, Ltd.	6,069	$258,006
	Sundram Fasteners, Ltd.	655,582	6,232,079
	Sunteck Realty, Ltd.	389,029	1,402,692
	Suprajit Engineering, Ltd.	253,775	889,419
	Supreme Industries, Ltd.	367,926	10,164,681
	Supreme Petrochem, Ltd.	230,846	2,256,801
	Surya Roshni, Ltd.	124,490	696,949
	Suven Pharmaceuticals, Ltd.	946,706	6,872,474
*	Suvidhaa Infoserve, Ltd.	213,135	97,687
	Swan Energy, Ltd.	39,795	70,084
	Swaraj Engines, Ltd.	21,440	423,665
	Symphony, Ltd.	78,974	1,249,647
*	Syngene International, Ltd.	512,657	3,833,212
*	TAKE Solutions, Ltd.	52,692	35,888
	Tanla Platforms, Ltd.	5,805	69,256
	Tasty Bite Eatables, Ltd.	463	104,696
	Tata Chemicals, Ltd.	857,138	9,116,898
	Tata Communications, Ltd.	593,306	8,814,847
	Tata Consultancy Services, Ltd.	2,397,225	98,243,500
	Tata Consumer Products, Ltd.	2,311,496	20,842,547
	Tata Elxsi, Ltd.	123,582	5,811,427
	Tata Metaliks, Ltd.	101,490	1,433,572
*	Tata Motors, Ltd.	8,439,826	33,090,096
	Tata Power Co., Ltd. (The)	6,565,643	8,729,277
*	Tata Steel BSL, Ltd.	579,668	563,270
*	Tata Steel Long Products, Ltd.	66,703	804,789
	Tata Steel, Ltd.	1,704,007	23,509,697
	TCI Express, Ltd.	94,950	1,126,548
*	TCNS Clothing Co., Ltd.	6,616	43,339
	Tech Mahindra, Ltd.	1,959,552	25,316,346
	Techno Electric & Engineering Co., Ltd.	251,349	996,139
*	Tejas Networks, Ltd.	16,006	40,573
	Thermax, Ltd.	148,388	2,950,294
*	Thirumalai Chemicals, Ltd.	15,489	20,063
*	Thomas Cook India, Ltd.	165,992	106,885
	Thyrocare Technologies, Ltd.	64,929	899,845
	Tide Water Oil Co India, Ltd.	7,337	441,994
	Time Technoplast, Ltd.	522,414	531,669
	Timken India, Ltd.	152,851	2,886,827
	Tinplate Co. of India, Ltd. (The)	273,713	728,675
	Titan Co., Ltd.	816,929	16,401,744
	Torrent Pharmaceuticals, Ltd.	224,597	7,584,116
	Torrent Power, Ltd.	935,601	4,994,061
	Transport Corp. of India, Ltd.	301,078	1,069,857
*	Trident, Ltd.	11,561,385	2,142,078
*	Triveni Engineering & Industries, Ltd.	664,707	1,103,832
*	Triveni Turbine, Ltd.	637,300	871,249
	TTK Prestige, Ltd.	24,595	2,450,429
	Tube Investments of India, Ltd.	474,384	7,888,224
	TV Today Network, Ltd.	198,880	762,429
*	TV18 Broadcast, Ltd.	3,902,324	1,785,081
	TVS Motor Co., Ltd.	22,411	190,671
	TVS Srichakra, Ltd.	20,542	500,107
*	UCO Bank.	2,841,300	420,836
	Uflex, Ltd.	269,534	1,466,671
	UltraTech Cement, Ltd.	313,371	26,408,604
	Unichem Laboratories, Ltd.	257,473	1,117,432
*	Union Bank of India.	3,029,954	1,375,823
	United Breweries, Ltd.	117,463	1,924,240

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	United Spirits, Ltd.	917,168	$6,402,572
	UPL, Ltd.	3,275,468	26,741,356
*	Usha Martin, Ltd.	148,767	96,407
*	VA Tech Wabag, Ltd.	156,970	524,975
	Vaibhav Global, Ltd.	33,547	1,886,325
	Vakrangee, Ltd.	2,647,903	1,819,353
*	Vardhman Textiles, Ltd.	147,197	2,353,101
*	Varroc Engineering, Ltd.	18,197	91,338
	Varun Beverages, Ltd.	18,765	241,647
#	Vedanta, Ltd., ADR	59,076	811,704
*	Venky’s India, Ltd.	38,251	800,197
	Vesuvius India, Ltd.	10,745	151,470
*	V-Guard Industries, Ltd.	706,803	2,138,505
	Vinati Organics, Ltd.	176,634	4,035,040
	Vindhya Telelinks, Ltd.	16,406	178,740
*	V-Mart Retail, Ltd.	50,400	1,820,267
*	Vodafone Idea, Ltd.	36,494,714	4,099,222
*	VRL Logistics, Ltd.	259,158	759,578
	VST Industries, Ltd.	28,150	1,226,713
	VST Tillers Tractors, Ltd.	12,219	299,328
	WABCO India, Ltd.	596	54,775
	Welspun Corp., Ltd.	800,182	1,529,898
	Welspun Enterprises, Ltd.	477,025	658,065
	Welspun India, Ltd.	3,199,724	3,428,521
	West Coast Paper Mills, Ltd.	222,116	610,463
	Wheels India, Ltd.	4,388	26,276
	Whirlpool of India, Ltd.	126,817	3,790,440
	Wipro, Ltd.	5,795,346	38,309,213
*	Wockhardt, Ltd.	231,282	1,601,599
*	Yes Bank, Ltd.	12,651,241	2,489,590
	Zee Entertainment Enterprises, Ltd.	3,106,429	7,740,704
	Zensar Technologies, Ltd.	607,569	2,174,008
	Zydus Wellness, Ltd.	45,134	1,277,284

TOTAL INDIA			3,339,976,686

INDONESIA — (1.5%)
	Ace Hardware Indonesia Tbk PT	42,774,800	4,380,802
	Adaro Energy Tbk PT	100,883,800	8,674,509
	Adhi Karya Persero Tbk PT	9,864,579	787,905
*	Agung Podomoro Land Tbk PT	21,254,300	224,987
*	Agung Semesta Sejahtera Tbk PT	29,109,300	100,738
	AKR Corporindo Tbk PT	11,836,300	2,673,968
*	Alam Sutera Realty Tbk PT	73,926,400	1,011,966
	Aneka Tambang Tbk	22,126,419	3,796,269
	Arwana Citramulia Tbk PT	18,995,100	973,172
*	Asahimas Flat Glass Tbk PT	476,500	125,361
	Astra Agro Lestari Tbk PT	3,364,222	2,168,977
	Astra International Tbk PT	47,528,100	18,062,340
	Astra Otoparts Tbk PT	1,183,800	95,824
*	Astrindo Nusantara Infrastructure Tbk PT	23,591,300	81,659
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	73,062
*	Bakrie Telecom Tbk PT	35,294,139	22,906
*	Bank Artha Graha Internasional Tbk PT	17,340,400	178,606
*	Bank Bukopin Tbk	30,763,640	1,004,154
	Bank Central Asia Tbk PT	22,488,800	49,784,806
	Bank Danamon Indonesia Tbk PT	12,730,654	2,288,228
*	Bank Ina Perdana PT	2,332,500	359,802
	Bank Mandiri Persero Tbk PT	43,617,336	18,570,552
	Bank Maybank Indonesia Tbk PT	3,700,300	100,845

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Negara Indonesia Persero Tbk PT	14,920,930	$5,872,553
*	Bank Pan Indonesia Tbk PT	36,626,200	2,279,391
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,673,300	2,082,501
	Bank Pembangunan Daerah Jawa Timur Tbk PT	27,697,800	1,561,007
	Bank Rakyat Indonesia Persero Tbk PT	148,508,100	41,557,757
	Bank Tabungan Negara Persero Tbk PT	23,592,635	2,589,556
*	Barito Pacific Tbk PT	195,956,400	13,547,011
	Bayan Resources Tbk PT	930,300	936,462
*	Bekasi Fajar Industrial Estate Tbk PT	27,359,100	285,759
*	Bintang Oto Global Tbk PT	1,919,800	175,367
	BISI International Tbk PT	10,592,012	846,665
*	Blue Bird Tbk PT	392,800	37,107
*	Buana Lintas Lautan Tbk PT	12,216,500	260,489
	Bukit Asam Tbk PT	27,469,900	4,495,163
*	Bumi Serpong Damai Tbk PT	49,898,300	4,055,254
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	84,454
*	Capital Financial Indonesia Tbk PT	572,300	14,989
	Catur Sentosa Adiprana Tbk PT	864,200	24,433
	Charoen Pokphand Indonesia Tbk PT	25,492,560	12,428,738
	Ciputra Development Tbk PT	103,544,115	8,148,760
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	2,749,336
*	City Retail Developments Tbk PT	11,633,200	121,300
*	Delta Dunia Makmur Tbk PT	35,657,100	906,312
	Dharma Satya Nusantara Tbk PT	3,624,400	159,261
*	Eagle High Plantations Tbk PT	54,545,000	433,535
	Elnusa Tbk PT	26,813,400	658,454
*	Erajaya Swasembada Tbk PT	58,354,000	2,461,667
*	FKS Food Sejahtera Tbk PT	35,980,639	721,432
*	Gajah Tunggal Tbk PT	12,207,100	765,263
*	Garuda Indonesia Persero Tbk PT	19,772,753	443,010
*	Gudang Garam Tbk PT	2,855,300	7,129,492
*	Hanson International Tbk PT	637,185,300	413,542
*	Harum Energy Tbk PT	4,442,400	1,581,325
	Hexindo Adiperkasa Tbk PT	615,356	149,462
	Indah Kiat Pulp & Paper Corp. Tbk PT	18,407,900	11,567,087
	Indika Energy Tbk PT	11,625,000	1,140,548
	Indo Tambangraya Megah Tbk PT	2,828,900	2,321,051
	Indocement Tunggal Prakarsa Tbk PT	3,782,400	3,358,937
	Indofood CBP Sukses Makmur Tbk PT	7,357,500	4,429,137
	Indofood Sukses Makmur Tbk PT	31,545,600	14,228,509
*	Indo-Rama Synthetics Tbk PT	151,200	39,747
*	Indosat Tbk PT	6,579,800	2,990,254
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,337,000	1,173,814
	Inovisi Infracom Tbk PT	2,876,678	0
*	Inti Agri Resources Tbk PT	10,879,700	7,061
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	23,666
*	Intiland Development Tbk PT	57,178,900	723,466
	Japfa Comfeed Indonesia Tbk PT	38,665,600	5,637,689
	Jasa Marga Persero Tbk PT	10,316,058	2,959,785
	Jaya Real Property Tbk PT	4,465,600	173,015
	Kalbe Farma Tbk PT	71,398,300	7,116,399
*	Kapuas Prima Coal Tbk PT	37,262,800	373,811
*	Kawasan Industri Jababeka Tbk PT	148,476,645	1,827,255
*	KMI Wire & Cable Tbk PT	28,325,800	681,742
*	Krakatau Steel Persero Tbk PT	17,749,437	772,162
*	Kresna Graha Investama Tbk PT	70,262,700	724,942
	Link Net Tbk PT	4,669,800	1,291,772
*	Lippo Cikarang Tbk PT	18,413,705	1,742,102
*	Lippo Karawaci Tbk PT	446,142,462	6,599,769

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Malindo Feedmill Tbk PT	5,480,200	$341,043
*	Matahari Department Store Tbk PT	6,970,200	867,286
	Mayora Indah Tbk PT	27,514,625	4,684,727
*	Medco Energi Internasional Tbk PT	69,082,660	3,185,700
*	Media Nusantara Citra Tbk PT	38,457,793	2,606,131
	Metrodata Electronics Tbk PT	3,461,400	395,315
	Metropolitan Kentjana Tbk PT	11,400	20,897
*	Mitra Adiperkasa Tbk PT	77,294,600	4,279,483
	Mitra Keluarga Karyasehat Tbk PT	9,938,600	1,801,090
*	MNC Investama Tbk PT	161,176,800	603,292
*	MNC Land Tbk PT	269,000	2,047
*	MNC Sky Vision Tbk PT	1,859,200	86,652
*	Modernland Realty Tbk PT	9,037,600	11,966
	Nippon Indosari Corpindo Tbk PT	19,975,189	1,964,108
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,737,400	3,262,142
*	Pacific Strategic Financial Tbk PT	284,700	14,486
*	Pakuwon Jati Tbk PT	76,878,700	2,817,127
*	Pan Brothers Tbk PT	37,978,800	451,920
*	Panin Financial Tbk PT	181,848,800	2,427,956
*	Paninvest Tbk PT	5,860,000	320,357
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	52,790
	Perusahaan Gas Negara Tbk PT	41,694,900	3,525,241
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,458,900	2,115,904
*	Pool Advista Indonesia Tbk PT	8,941,700	5,803
	PP Persero Tbk PT	22,520,490	1,896,193
	Puradelta Lestari Tbk PT	27,746,800	464,072
	Ramayana Lestari Sentosa Tbk PT	15,504,800	831,329
*	Rimo International Lestari Tbk PT	151,291,900	98,190
*	Salim Ivomas Pratama Tbk PT	31,106,000	1,236,590
*	Sampoerna Agro Tbk PT	5,071,559	663,255
	Sarana Menara Nusantara Tbk PT	12,575,200	991,872
*	Sawit Sumbermas Sarana Tbk PT	28,345,500	1,823,648
	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,171,900	1,472,238
	Semen Baturaja Persero Tbk PT	8,509,300	479,010
	Semen Indonesia Persero Tbk PT	9,936,000	7,160,128
*	Sentul City Tbk PT	138,840,800	691,275
*	Siloam International Hospitals Tbk PT	2,121,725	1,222,822
*	Sinar Mas Multiartha Tbk PT	278,500	252,644
	Sri Rejeki Isman Tbk PT	96,691,300	1,063,015
*	Sugih Energy Tbk PT	58,447,900	37,933
	Sumber Alfaria Trijaya Tbk PT	969,100	63,715
*	Summarecon Agung Tbk PT	48,873,464	3,272,768
*	Surya Citra Media Tbk PT	38,317,600	4,171,146
*	Surya Esa Perkasa Tbk PT	22,019,400	584,973
	Surya Semesta Internusa Tbk PT	31,725,400	987,057
	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	12,216,163
#	Telkom Indonesia Persero Tbk PT, Sponsored ADR	652,692	14,398,385
	Tempo Scan Pacific Tbk PT	1,009,000	103,005
*	Timah Tbk PT	5,122,367	611,216
*	Tiphone Mobile Indonesia Tbk PT	17,703,800	27,806
	Tower Bersama Infrastructure Tbk PT	38,733,000	7,467,442
*	Trada Alam Minera Tbk PT	173,119,000	112,357
	Trias Sentosa Tbk PT	3,690,500	114,926
	Truba Alam Manuggal Engineering PT	15,388,500	0
	Tunas Baru Lampung Tbk PT	23,143,100	1,415,224
	Tunas Ridean Tbk PT	8,038,500	690,070
	Ultrajaya Milk Industry & Trading Co. Tbk PT	10,837,000	1,207,396

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Unilever Indonesia Tbk PT	20,003,200	$8,302,803
	United Tractors Tbk PT	11,208,146	16,404,136
*	Vale Indonesia Tbk PT	13,769,650	4,380,212
	Waskita Beton Precast Tbk PT	63,107,900	881,303
	Waskita Karya Persero Tbk PT	25,805,651	1,979,751
	Wijaya Karya Beton Tbk PT	27,462,600	569,503
	Wijaya Karya Persero Tbk PT	22,135,522	2,201,109
	XL Axiata Tbk PT	25,179,100	3,631,978

TOTAL INDONESIA			449,444,086

MALAYSIA — (1.7%)
#	Duopharma Biotech Bhd	43,100	29,943
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	794,036
#	Aeon Co. M Bhd	2,769,500	864,154
	AEON Credit Service M Bhd	821,640	2,485,363
	AFFIN Bank Bhd	3,854,502	1,645,367
#*	AirAsia Group Bhd	9,427,000	1,998,817
	Ajinomoto Malaysia Bhd	32,600	127,714
*	Alliance Bank Malaysia Bhd	7,598,100	4,818,847
	Allianz Malaysia Bhd	27,400	88,245
	AMMB Holdings Bhd	9,092,650	6,607,613
	Astro Malaysia Holdings Bhd	5,106,400	1,234,206
	Axiata Group Bhd	12,227,035	11,545,101
	Batu Kawan Bhd	387,650	1,750,707
*	Berjaya Assets Bhd	1,232,400	96,093
#*	Berjaya Corp. Bhd	28,478,413	2,326,798
*	Berjaya Land Bhd	1,975,000	149,214
#	Berjaya Sports Toto Bhd	5,936,412	2,956,011
*	Bermaz Auto Bhd	2,158,500	779,655
	BIMB Holdings Bhd	3,499,299	3,311,548
*	Borneo Oil Bhd	5,379,600	51,904
#*	Boustead Holdings Bhd	3,199,031	460,525
#	Boustead Plantations Bhd	1,584,700	222,193
#	British American Tobacco Malaysia Bhd	826,000	2,889,850
*	Bumi Armada Bhd	15,040,850	1,492,185
	Bursa Malaysia Bhd	2,593,600	5,336,842
	Cahya Mata Sarawak Bhd	3,814,000	1,905,346
	Can-One Bhd	67,100	49,578
#	Carlsberg Brewery Malaysia Bhd, Class B	745,700	4,163,936
	Carotech Bhd	44,425	0
	CB Industrial Product Holding Bhd	2,888,820	880,272
	CIMB Group Holdings Bhd	12,665,552	12,786,469
	CSC Steel Holdings Bhd	894,700	414,411
#*	Cypark Resources Bhd	2,468,650	794,452
#	D&O Green Technologies Bhd	4,770,300	5,436,528
#	Datasonic Group Bhd	9,013,300	1,284,910
#*	Dayang Enterprise Holdings Bhd	3,227,563	1,102,024
	Dialog Group Bhd	6,958,984	5,158,686
#	DiGi.Com Bhd	9,422,020	9,634,452
#	DRB-Hicom Bhd	10,094,000	4,690,795
	Dutch Lady Milk Industries Bhd	81,800	694,783
	Eastern & Oriental Bhd	6,316,253	923,745
#	Eco World Development Group Bhd	4,320,400	653,990
#	Eco World International Bhd	504,300	68,268
#	Ekovest BHD	9,104,350	1,021,008
	Fraser & Neave Holdings Bhd	231,400	1,692,269
#	Frontken Corp. Bhd	5,311,800	4,057,711
#	Gabungan AQRS Bhd	1,723,707	266,859
	Gadang Holdings Bhd	2,815,700	288,257

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Gamuda Bhd	6,194,296	$5,334,685
#	Gas Malaysia Bhd	568,700	377,241
	Genting Bhd	5,562,600	6,755,679
	Genting Malaysia Bhd	9,103,900	6,394,716
#	Genting Plantations Bhd	768,400	1,635,833
#	George Kent Malaysia Bhd	2,239,687	442,353
#	Globetronics Technology Bhd	3,453,745	1,885,309
#	Guan Chong Bhd	780,000	560,951
#	Hai-O Enterprise Bhd	1,617,800	852,529
	HAP Seng Consolidated Bhd	5,764,240	11,295,475
#	Hartalega Holdings Bhd	4,044,100	10,132,514
#	Heineken Malaysia Bhd	673,000	4,234,357
#	Hengyuan Refining Co. Bhd	911,900	1,192,618
#	HeveaBoard Bhd	2,169,800	346,809
	Hiap Teck Venture Bhd	4,671,200	722,841
#	Hibiscus Petroleum Bhd	6,806,700	1,032,052
	Hong Leong Bank Bhd	996,665	4,332,271
	Hong Leong Financial Group Bhd	1,287,598	5,208,427
#	Hong Leong Industries Bhd	506,400	1,167,958
*	HSS Engineers Bhd	510,200	77,076
	Hup Seng Industries Bhd	1,335,300	306,416
*	IGB Bhd	485,463	332,700
	IHH Healthcare Bhd	2,083,100	2,734,164
	IJM Corp. Bhd	17,873,126	8,501,659
	IJM Plantations Bhd	976,300	431,305
	Inari Amertron Bhd	8,555,532	7,179,705
	Inch Kenneth Kajang Rubber P.L.C.	113,000	13,229
	Insas Bhd	4,611,402	966,978
	IOI Corp. Bhd	3,710,277	3,703,006
#	IOI Properties Group Bhd	5,998,919	2,003,940
#*	Iskandar Waterfront City Bhd	3,269,600	379,228
#*	JAKS Resources Bhd	11,645,660	1,745,902
#*	Jaya Tiasa Holdings Bhd	2,676,239	462,291
#	JHM Consolidation Bhd	1,188,900	566,447
*	Keck Seng Malaysia Bhd	338,000	295,970
	Kerjaya Prospek Group Bhd	1,676,587	551,666
#	Kim Loong Resources Bhd	794,260	280,729
#*	KNM Group Bhd	14,879,881	666,721
#	Kossan Rubber Industries	4,402,600	4,760,650
	KPJ Healthcare Bhd	9,422,900	2,345,643
#	Kretam Holdings Bhd	3,844,900	609,960
	Kuala Lumpur Kepong Bhd	611,030	3,279,735
	Kumpulan Fima BHD	709,900	332,619
*	Land & General Bhd	13,569,120	412,476
#*	LBS Bina Group Bhd	5,298,193	639,521
#	Lii Hen Industries Bhd	653,000	544,901
#	Lingkaran Trans Kota Holdings Bhd	980,700	899,500
	Lotte Chemical Titan Holding Bhd	46,700	36,764
#	LPI Capital Bhd	463,340	1,562,523
	Magni-Tech Industries Bhd	1,315,600	741,206
#	Magnum Bhd	4,128,162	2,125,539
#	Mah Sing Group Bhd	7,620,251	1,911,791
#	Malakoff Corp. Bhd	8,485,600	1,749,516
	Malayan Banking Bhd	11,362,467	22,820,629
#	Malayan Flour Mills Bhd	3,760,700	862,685
#	Malaysia Airports Holdings Bhd	6,298,445	9,198,503
#	Malaysia Building Society Bhd	11,676,750	1,793,728
*	Malaysian Bulk Carriers Bhd	422,081	68,905
	Malaysian Pacific Industries Bhd	643,225	6,080,470

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malaysian Resources Corp. Bhd	14,555,000	$1,596,616
#	Matrix Concepts Holdings Bhd	4,127,037	1,912,261
#	Maxis Bhd	6,355,215	7,134,309
#	MBM Resources BHD	891,410	737,135
#	Mega First Corp. Bhd	1,350,100	2,399,393
	MISC Bhd	3,105,160	5,134,756
#	MKH Bhd	2,726,275	910,295
#	MMC Corp. Bhd	2,756,100	745,625
#	MNRB Holdings Bhd	3,507,354	1,052,559
*	MPHB Capital Bhd	497,100	158,924
#	Muda Holdings Bhd	967,800	663,651
	Muhibbah Engineering M Bhd	2,074,200	505,478
*	Mulpha International Bhd	384,440	168,932
	My EG Services Bhd	1,991,551	945,524
	Nestle Malaysia Bhd	131,500	4,354,577
	NTPM Holdings Bhd	1,261,900	184,658
*	OCK Group Bhd	2,278,500	277,579
	Oriental Holdings BHD	860,640	1,095,765
	OSK Holdings Bhd	7,997,767	1,755,653
#	Padini Holdings Bhd	2,646,000	1,871,589
	Panasonic Manufacturing Malaysia Bhd	84,700	644,872
	Pantech Group Holdings Bhd	355,631	46,357
#	Paramount Corp. Bhd	1,893,175	380,935
#	Pentamaster Corp. Bhd	2,938,695	4,167,919
#	Petron Malaysia Refining & Marketing Bhd	461,000	514,905
	Petronas Chemicals Group Bhd	6,635,200	13,270,745
#	Petronas Dagangan Bhd	1,031,400	5,069,114
	Petronas Gas Bhd	1,926,008	7,394,525
	PIE Industrial Bhd	191,000	150,708
#*	Pos Malaysia Bhd	965,500	205,943
#	Power Root Bhd	36,800	15,624
	PPB Group Bhd	2,147,440	9,693,858
	Press Metal Aluminium Holdings Bhd	6,861,760	8,703,974
#	Public Bank Bhd	49,988,655	50,609,816
	QL Resources Bhd	4,636,230	6,846,990
	Ranhill Utilities Bhd	687,710	135,950
	RHB Bank Bhd	5,758,719	7,317,611
	Sam Engineering & Equipment M Bhd	87,300	142,644
#*	Sapura Energy Bhd	40,752,188	1,329,002
#	Sarawak Oil Palms Bhd	937,991	859,887
	Scientex Bhd	5,098,884	5,215,895
	SEG International BHD	533,828	81,376
	Serba Dinamik Holdings Bhd	8,429,610	3,404,211
	Shangri-La Hotels Malaysia Bhd	382,300	347,176
	Sime Darby Bhd	10,357,087	5,712,005
#	Sime Darby Plantation Bhd	3,787,287	4,194,907
#	Sime Darby Property Bhd	8,357,887	1,355,066
#	SKP Resources Bhd	5,326,125	2,152,638
#*	SP Setia Bhd Group	4,929,459	1,239,116
*	Sumatec Resources Bhd	786,700	173
	Sunway Bhd	8,484,690	3,353,168
	Sunway Construction Group Bhd	1,753,219	744,070
#	Supermax Corp. Bhd	2,876,197	4,221,680
	Suria Capital Holdings Bhd	261,280	68,163
	Syarikat Takaful Malaysia Keluarga Bhd	1,990,700	2,165,766
#	Ta Ann Holdings Bhd	2,227,624	1,537,049
#	Taliworks Corp. Bhd	2,321,266	475,626
	Tan Chong Motor Holdings Bhd	864,500	253,390
	Telekom Malaysia Bhd	3,093,002	4,308,735

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Tenaga Nasional Bhd	4,369,181	$10,616,760
#	Thong Guan Industries Bhd	727,200	455,577
	TIME dotCom Bhd	1,663,760	5,635,176
#	Top Glove Corp. Bhd	10,754,760	14,803,259
*	Tropicana Corp. Bhd	5,238,632	1,150,459
#	TSH Resources Bhd	2,642,550	689,467
*	Tune Protect Group Bhd	1,566,700	164,169
#	Uchi Technologies Bhd	1,820,940	1,392,430
#	UEM Edgenta Bhd	1,849,600	834,931
#*	UEM Sunrise Bhd	12,144,945	1,258,516
	UMW Holdings Bhd	1,825,406	1,469,420
	United Malacca Bhd	218,650	272,120
#	United Plantations Bhd	353,200	1,223,676
	UOA Development Bhd	5,957,800	2,674,814
*	Velesto Energy Bhd	16,911,192	675,866
	ViTrox Corp. Bhd	721,700	2,827,144
*	Vivocom International Holdings Bhd	180,103	29,726
#*	WCT Holdings Bhd	4,221,171	535,361
	Wellcall Holdings Bhd	2,992,950	788,541
	Westports Holdings Bhd	4,256,100	4,464,116
	Yinson Holdings Bhd	2,731,600	3,478,044
	YNH Property Bhd	4,424,693	2,979,388
*	YTL Corp. Bhd	34,434,095	6,004,187
#*	YTL Power International Bhd	5,996,387	1,061,352

TOTAL MALAYSIA			527,334,061

MEXICO — (2.2%)
#	ALEATICA S.A.B. de C.V.	54,542	55,196
#	Alfa S.A.B. de C.V., Class A	28,640,270	19,963,500
	Alpek S.A.B. de C.V.	4,296,778	4,798,002
#*	Alsea S.A.B. de C.V.	3,655,903	6,011,657
#	America Movil S.A.B. de C.V.	12,070,111	8,455,096
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	3,763,327	52,460,778
	Arca Continental S.A.B. de C.V.	1,188,713	6,395,706
#*	Axtel S.A.B. de C.V.	9,604,912	2,593,615
#*	Banco del Bajio SA	661,826	1,051,695
	Becle S.A.B. de C.V.	967,284	2,321,157
#	Bolsa Mexicana de Valores S.A.B. de C.V.	3,506,522	7,801,695
*	Cemex S.A.B. de C.V.	10,919,822	8,625,026
*	Cemex S.A.B. de C.V., Sponsored ADR	3,947,446	31,145,350
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	125,502	5,894,829
	Coca-Cola Femsa S.A.B. de C.V.	328,303	1,539,979
#*	Consorcio ARA S.A.B. de C.V.	9,043,903	2,321,582
#*	Controladora Nemak SAB de CV.	28,156,359	3,864,080
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	270,308	4,397,911
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	1,003,438	1,633,676
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	222,600	101,152
*	Corp. Actinver S.A.B. de C.V.	61,598	30,408
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,301,677	8,422,003
	Corp. Moctezuma S.A.B. de C.V.	395,000	1,218,519
#*	Credito Real S.A.B. de C.V. Sofom ER	1,492,465	677,824
	Cydsa S.A.B. de C.V.	6,129	4,221
*	Dine S.A.B. de C.V.	7,300	5,406
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	609,496	2,568,326
*	Elementia S.A.B. de C.V.	60,292	40,925
#*	Empresas ICA S.A.B. de C.V.	4,691,828	22,235
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	122,895	45,501
	Fomento Economico Mexicano S.A.B. de C.V.	27,460	213,138
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	193,230	14,975,325

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	6,583,517	$6,626,742
#*	Gentera S.A.B. de C.V.	6,263,411	3,166,181
#	Gruma S.A.B. de C.V., Class B	1,219,653	13,283,904
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,474,226	15,459,485
#*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	78,584	8,070,577
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,166,366	12,006,827
#*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	638,480	10,812,271
	Grupo Bimbo S.A.B. de C.V., Class A	6,825,404	13,625,874
#*	Grupo Carso S.A.B. de C.V.	2,483,640	7,074,395
	Grupo Cementos de Chihuahua S.A.B. de C.V.	907,094	6,398,960
	Grupo Comercial Chedraui S.A. de C.V.	2,982,612	4,646,850
#	Grupo Elektra S.A.B. de C.V.	288,597	21,627,608
#	Grupo Financiero Banorte S.A.B. de C.V., Class O	9,528,887	54,105,372
#*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	8,395,974	7,833,534
#*	Grupo GICSA SAB de CV	815,515	121,178
*	Grupo Gigante S.A.B. de C.V.	41,000	47,898
#	Grupo Herdez S.A.B. de C.V.	1,915,591	4,018,987
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	306,056	74,032
	Grupo Industrial Saltillo S.A.B. de C.V.	277,199	376,313
	Grupo KUO S.A.B. de C.V.	271,325	628,855
#	Grupo Lala S.A.B. de C.V.	2,955,013	2,167,719
#	Grupo Mexico S.A.B. de C.V., Class B	15,881,225	72,032,727
*	Grupo Pochteca S.A.B. de C.V.	386,111	116,365
#	Grupo Rotoplas S.A.B. de C.V.	352,107	625,752
*	Grupo Sanborns S.A.B. de C.V.	611,992	564,953
	Grupo Simec S.A.B. de C.V., Sponsored ADR	7,155	101,243
#	Grupo Simec S.A.B. de C.V., Class B	1,299,357	6,318,145
*	Grupo Sports World S.A.B. de C.V.	34,256	10,231
*	Grupo Televisa S.A.B., Sponsored ADR	2,155,512	26,685,239
#*	Grupo Televisa S.A.B.	3,779,944	9,417,672
#*	Grupo Traxion S.A.B. de C.V.	115,439	186,405
#*	Hoteles City Express S.A.B. de C.V.	2,213,204	842,366
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	42,704	1,899,047
	Industrias Bachoco S.A.B. de C.V.	1,487,230	5,506,356
	Industrias CH S.A.B. de C.V.	2,226,494	15,386,627
#*	Industrias Penoles S.A.B. de C.V.	919,737	11,815,331
*	Infraestructura Energetica Nova S.A.B. de C.V.	1,666,256	7,156,256
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	4,782,905	8,289,865
#	La Comer S.A.B. de C.V.	5,433,631	10,166,096
	Megacable Holdings S.A.B. de C.V.	2,777,758	10,170,623
*	Minera Frisco S.A.B. de C.V., Class A1	2,388,099	515,180
#*	Minera Frisco S.A.B. de C.V., Class A2	3,283,726	666,244
#	Nemak S.A.B. de C.V.	3,788,651	1,110,954
	Orbia Advance Corp. S.A.B. de C.V.	8,608,818	24,079,362
#	Organizacion Cultiba S.A.B. de C.V.	194,351	120,888
*	Organizacion Soriana S.A.B. de C.V., Class B	3,364,870	2,968,368
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,107,369	8,520,788
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	23,958	127,874
#	Qualitas Controladora S.A.B. de C.V.	1,140,080	6,204,957
#*	Regional S.A.B. de C.V.	2,224,192	11,347,694
#*	Telesites S.A.B. de C.V.	6,448,652	6,156,732
	TV Azteca S.A.B. de C.V.	878,968	22,607
#*	Unifin Financiera S.A.B. de C.V.	1,158,698	1,335,045
	Vitro S.A.B. de C.V.	421,013	540,373
#	Wal-Mart de Mexico S.A.B. de C.V.	9,200,262	30,170,973

TOTAL MEXICO			673,008,413

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	227,806	$362,212
#	Cementos Pacasmayo SAA, ADR	35,916	257,517
*	Cia de Minas Buenaventura SAA, ADR	157,251	1,528,480
	Credicorp, Ltd.	160,936	19,215,758
*	Fossal SAA, ADR	3,794	0

TOTAL PERU			21,363,967

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	507,700	76,992
	A Soriano Corp.	818,000	118,162
	Aboitiz Equity Ventures, Inc.	5,909,380	4,357,090
	Aboitiz Power Corp.	4,691,200	2,240,425
	AC Energy Corp.	5,128,500	724,174
	ACR Mining Corp.	11,905	830
*	AgriNurture, Inc.	198,900	28,287
	Alliance Global Group, Inc.	28,762,894	6,246,455
	Alsons Consolidated Resources, Inc.	3,329,000	96,667
*	Apex Mining Co., Inc.	13,799,000	494,285
*	Atlas Consolidated Mining & Development Corp.	2,979,300	537,216
	Ayala Corp.	611,290	9,398,219
	Ayala Land, Inc.	20,266,920	13,521,168
*	AyalaLand Logistics Holdings Corp.	1,686,000	106,308
	Bank of the Philippine Islands	3,332,336	5,728,246
	BDO Unibank, Inc.	5,514,443	11,793,555
	Belle Corp.	28,836,700	856,147
*	Bloomberry Resorts Corp.	30,481,200	4,104,615
*	Cebu Air, Inc.	2,141,840	2,153,426
*	Cebu Holdings, Inc.	2,065,000	281,643
*	CEMEX Holdings Philippines, Inc.	23,615,267	568,275
	Century Pacific Food, Inc.	5,370,650	2,229,361
	Century Properties Group, Inc.	1,153,062	9,830
*	Chelsea Logistics and Infrastructure Holdings Corp.	991,100	61,359
	China Banking Corp.	1,704,390	885,246
	COL Financial Group, Inc.	133,700	10,968
	Cosco Capital, Inc.	15,058,700	1,570,432
	D&L Industries, Inc.	18,361,500	2,750,309
	DMCI Holdings, Inc.	29,615,600	3,261,430
*	DoubleDragon Properties Corp.	3,565,190	946,985
*	Eagle Cement Corp.	436,200	108,764
*	East West Banking Corp.	5,879,550	1,202,915
*	EEI Corp.	2,997,700	462,451
	Emperador, Inc.	4,131,000	849,612
*	Empire East Land Holdings, Inc.	1,470,000	8,716
	Filinvest Development Corp.	267,400	45,305
	Filinvest Land, Inc.	125,121,687	2,829,590
	First Philippine Holdings Corp.	2,595,920	3,618,172
*	Global Ferronickel Holdings, Inc.	13,213,756	735,207
*	Global-Estate Resorts, Inc.	488,000	8,299
	Globe Telecom, Inc.	107,630	4,092,867
	GT Capital Holdings, Inc.	347,162	3,778,162
*	Holcim Philippines, Inc.	155,100	17,773
*	Integrated Micro-Electronics, Inc.	5,987,440	1,249,785
	International Container Terminal Services, Inc.	3,655,842	9,862,919
	JG Summit Holdings, Inc.	7,608,386	8,328,142
	Jollibee Foods Corp.	1,674,897	6,120,100
	LT Group, Inc.	12,009,700	3,345,662
*	MacroAsia Corp.	1,308,396	133,469
	Manila Electric Co.	626,170	3,543,343
*	Manila Water Co., Inc.	10,346,400	3,163,733
	Max’s Group, Inc.	1,368,500	167,848

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Megawide Construction Corp.	5,708,370	$783,579
	Megaworld Corp.	75,396,300	4,922,578
	Metro Pacific Corp. COM	225,000	0
	Metro Pacific Investments Corp.	58,432,500	4,909,383
	Metropolitan Bank & Trust Co.	4,450,029	4,061,622
	Nickel Asia Corp.	21,346,340	2,454,616
	Petron Corp.	21,790,000	1,541,422
	Philex Mining Corp.	2,787,050	392,755
*	Philippine National Bank	2,615,466	1,691,254
	Philippine Stock Exchange, Inc. (The)	84,552	281,323
	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	658,819
*	Pilipinas Shell Petroleum Corp.	1,357,940	608,656
#	PLDT, Inc., Sponsored ADR	174,071	4,560,660
	PLDT, Inc.	307,745	8,123,197
	Premium Leisure Corp.	25,386,000	215,700
	Puregold Price Club, Inc.	6,600,480	5,111,411
*	PXP Energy Corp.	2,265,300	361,470
	RFM Corp.	6,096,300	582,154
	Rizal Commercial Banking Corp.	2,919,464	1,107,795
	Robinsons Land Corp.	21,410,718	7,273,726
	Robinsons Retail Holdings, Inc.	2,024,350	2,208,860
	San Miguel Corp.	3,772,240	9,000,332
	San Miguel Food and Beverage, Inc.	606,460	839,344
	Security Bank Corp.	1,474,958	3,530,709
	Semirara Mining & Power Corp.	7,291,500	1,860,536
	Shakey’s Pizza Asia Ventures, Inc.	366,600	56,195
	SM Investments Corp.	255,470	5,098,019
	SM Prime Holdings, Inc.	19,701,990	14,081,501
*	SSI Group, Inc.	5,019,000	127,113
	STI Education Systems Holdings, Inc.	342,000	2,625
*	Top Frontier Investment Holdings, Inc.	155,417	434,003
	Union Bank of the Philippines	1,482,222	2,215,731
	Universal Robina Corp.	2,399,700	6,821,568
	Vista Land & Lifescapes, Inc.	57,715,800	4,212,825
	Vistamalls, Inc.	912,800	73,786
	Wilcon Depot, Inc.	1,812,000	661,936

TOTAL PHILIPPINES			229,698,142

POLAND — (0.7%)
	AB SA	2,455	36,983
*	Agora SA	196,939	408,092
#*	Alior Bank SA	564,973	4,184,984
#*	Alumetal SA	12,496	197,644
	Amica SA	27,806	1,108,875
#*	AmRest Holdings SE	223,521	1,858,118
	Apator SA	37,049	234,408
	Asseco Poland SA	3,508	65,087
#*	Bank Handlowy w Warszawie SA	142,186	1,521,650
#*	Bank Millennium SA	3,430,720	3,745,089
#*	Bank Polska Kasa Opieki SA	217,632	4,591,186
#*	Bioton SA	193,900	305,971
#*	Boryszew SA	1,622,099	1,356,933
	Budimex SA	88,174	6,901,153
*	CCC SA	191,428	5,175,311
#*	CD Projekt SA	81,730	3,741,647
#*	Ciech SA	212,608	2,185,092
	ComArch SA	12,830	785,343
	Cyfrowy Polsat SA	939,962	7,307,528

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Develia SA	1,220,181	$981,641
#*	Dino Polska SA	103,902	6,741,056
	Dom Development SA	13,920	553,085
*	Echo Investment SA	10,980	12,247
*	Enea SA	1,846,473	4,097,958
#*	Eurocash SA	517,450	1,998,509
*	Fabryki Mebli Forte SA	102,533	1,354,012
#*	Famur SA	535,751	345,637
	Firma Oponiarska Debica SA	16,334	350,360
#*	Globe Trade Centre SA	254,305	467,972
*	Grupa Azoty SA	244,855	2,401,012
*	Grupa Azoty Zaklady Chemiczne Police SA	40,793	135,554
	Grupa Kety SA	64,550	10,456,880
#	Grupa Lotos SA	592,817	7,456,550
#*	ING Bank Slaski SA	95,222	4,356,728
*	Inter Cars SA	26,821	2,208,211
#*	Jastrzebska Spolka Weglowa SA	182,982	1,458,085
	Kernel Holding SA	497,998	6,693,728
*	KGHM Polska Miedz SA	487,836	24,967,008
*	KRUK SA	115,367	5,539,318
	Lentex SA	29,742	83,134
*	LPP SA	5,604	14,483,379
#*	Lubelski Wegiel Bogdanka SA	83,922	506,996
#*	mBank SA	44,198	2,733,888
*	Netia SA	906,948	1,386,426
	NEWAG SA	511	3,488
#*	Orange Polska SA	2,477,609	4,449,672
*	PGE Polska Grupa Energetyczna SA	2,670,793	7,106,444
#*	PKP Cargo SA	108,706	556,284
	Polski Koncern Naftowy Orlen SA	1,297,796	22,800,165
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,185,653	5,522,116
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,402,962	13,043,763
#*	Powszechny Zaklad Ubezpieczen SA	1,054,388	9,073,615
#*	Santander Bank Polska SA	72,362	4,280,668
	Stalexport Autostrady SA	691,366	650,697
*	Tauron Polska Energia SA	8,281,564	7,376,530
#*	VRG SA	988,725	900,929
	Warsaw Stock Exchange	91,641	1,127,126
	Wawel SA	590	94,274
#*	Zespol Elektrowni Patnow Adamow Konin SA	36,197	100,661

TOTAL POLAND			224,566,900

QATAR — (0.3%)
	Commercial Bank PSQC (The)	1,434,246	2,125,118
	Aamal Co.	6,309,174	1,638,065
	Al Khaleej Takaful Group QSC	1,206,910	1,270,971
	Al Khalij Commercial Bank PQSC	912,597	542,486
	Al Meera Consumer Goods Co. QSC	301,313	1,592,178
	Alijarah Holding Co., QPSC	2,568,406	851,337
	Barwa Real Estate Co.	2,931,031	2,600,749
	Doha Bank QPSC	1,285,288	928,357
	Doha Insurance Co. QSC	286,409	155,754
*	Gulf International Services QSC	4,771,777	2,044,562
	Gulf Warehousing Co.	247,716	348,223
	Industries Qatar QSC	788,730	2,910,387
	Mannai Corp. QSC	96,817	105,401
	Masraf Al Rayan QSC	4,915,717	6,031,984
	Mazaya Real Estate Development QPSC	4,861,919	1,557,411
	Medicare Group	667,901	1,739,909

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	1,967,802	$1,040,791
	Ooredoo QPSC	895,264	1,741,624
	Qatar Electricity & Water Co QSC	805,515	3,804,496
*	Qatar First Bank	2,763,552	1,455,035
	Qatar Fuel QSC	553,395	2,758,505
	Qatar Gas Transport Co., Ltd.	6,573,873	5,689,222
	Qatar Industrial Manufacturing Co. QSC	29,248	23,683
*	Qatar Insurance Co. SAQ	1,039,651	715,233
	Qatar International Islamic Bank QSC	1,234,427	3,133,356
	Qatar Islamic Bank SAQ	958,671	4,579,411
	Qatar Islamic Insurance Group	20,529	44,588
	Qatar National Bank QPSC	3,106,362	15,251,162
	Qatar National Cement Co., QSC	312,545	439,404
	Qatar Navigation QSC	291,880	598,979
*	Salam International Investment, Ltd. QSC	7,558,232	1,800,198
	United Development Co. QSC	8,976,822	3,909,240
	Vodafone Qatar QSC	5,606,860	2,729,378
	Widam Food Co.	235,658	309,001
	Zad Holding Co.	23,959	102,796

TOTAL QATAR			76,568,994

RUSSIA — (0.9%)
	Etalon Group P.L.C., GDR	617,685	1,003,762
	Etalon Group P.L.C., GDR	5,973	9,712
	Gazprom PJSC, Sponsored ADR	4,286,740	25,993,672
	Gazprom PJSC, Sponsored ADR	32,378	197,182
	Globaltrans Investment P.L.C., GDR	193,097	1,200,829
	Globaltrans Investment P.L.C., GDR	198,556	1,235,018
	LSR Group PJSC, GDR	4,372	9,006
	Lukoil PJSC, Sponsored ADR	2,503	193,332
	Lukoil PJSC, Sponsored ADR	692,028	52,965,953
	Magnitogorsk Iron & Steel Works PJSC, GDR	637,804	7,210,320
	Magnitogorsk Iron & Steel Works PJSC, GDR	1,272	14,374
*	Mail.Ru Group, Ltd., GDR	73,768	1,647,644
*	Mail.Ru Group, Ltd., GDR	3,292	73,412
*	Mechel PJSC, Sponsored ADR	121,664	233,594
	MMC Norilsk Nickel PJSC, ADR	152,640	5,214,182
	MMC Norilsk Nickel PJSC, ADR	1,034,973	35,096,477
	Mobile TeleSystems PJSC, Sponsored ADR	149,281	1,264,410
	Novatek PJSC, GDR	20,342	3,663,277
	Novatek PJSC, GDR	316	56,896
	Novolipetsk Steel PJSC, GDR	165,121	5,800,756
	Novolipetsk Steel PJSC, GDR	323	11,350
	PhosAgro PJSC, GDR	284,627	5,228,885
	PhosAgro PJSC, GDR	3,734	68,594
	Polyus PJSC, GDR	6,695	620,292
	Ros Agro P.L.C., GDR	135,725	1,602,612
	Ros Agro P.L.C., GDR	564	6,644
	Rosneft Oil Co. PJSC, GDR	72,311	499,958
	Rosneft Oil Co. PJSC, GDR	2,952,866	20,368,973
	Rostelecom PJSC, Sponsored ADR	240,907	1,964,597
	Rostelecom PJSC, Sponsored ADR	164,180	1,355,486
	RusHydro PJSC, ADR	556	600
	RusHydro PJSC, ADR	4,558,006	4,825,885
	Sberbank of Russia PJSC, Sponsored ADR	3,020,548	47,553,170
	Severstal PAO, GDR	284,906	6,705,406
	Severstal PAO, GDR	1,124	26,459
	Tatneft PJSC, Sponsored ADR	385,847	15,496,219
	Tatneft PJSC, Sponsored ADR	1,571	63,319

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*	VEON, Ltd., ADR	1,741,608	$3,134,894
	VTB Bank PJSC, GDR	3,938,248	5,220,211
	VTB Bank PJSC, GDR	3,908,192	5,182,263
	X5 Retail Group NV, GDR	219,793	6,747,240
	X5 Retail Group NV, GDR	650	19,955

TOTAL RUSSIA			269,786,820

SAUDI ARABIA — (2.3%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	315,214	1,878,260
	Abdullah Al Othaim Markets Co.	185,049	6,638,441
	Advanced Petrochemical Co.	380,210	8,208,995
*	Al Alamiya for Cooperative Insurance Co.	69,157	471,723
	Al Babtain Power & Telecommunication Co.	177,688	1,883,733
*	Al Etihad Cooperative Insurance Co.	229,079	1,436,048
*	Al Gassim Investment Holding Co.	6,913	51,311
*	Al Hammadi Co. for Development and Investment	306,600	2,803,943
*	Al Hassan Ghazi Ibrahim Shaker Co.	196,133	1,082,443
	Al Jouf Agricultural Development Co.	120,658	2,936,684
*	Al Jouf Cement Co.	611,702	2,272,290
	Al Khaleej Training and Education Co.	252,745	1,631,535
	Al Moammar Information Systems Co.	114,190	3,194,288
	Al Rajhi Bank	2,611,994	68,771,792
*	Al Rajhi Co. for Co-operative Insurance	80,939	1,915,138
	Al Yamamah Steel Industries Co.	177,308	2,001,490
*	AlAbdullatif Industrial Investment Co.	283,480	1,538,486
*	Alahli Takaful Co.	28,815	290,632
	Alandalus Property Co.	272,192	1,880,717
	Aldrees Petroleum and Transport Services Co.	196,607	3,307,376
	Alinma Bank	5,222,110	27,574,146
*	Allianz Saudi Fransi Cooperative Insurance Co.	145,649	1,041,797
	Almarai Co. JSC	544,235	7,796,572
	Arab National Bank	300,543	1,820,739
	Arabian Cement Co.	459,061	5,162,955
	Arabian Centres Co., Ltd.	506,493	3,347,839
	Arabian Pipes Co.	137,630	735,011
*	Arabian Shield Cooperative Insurance Co.	175,704	1,378,908
	Arriyadh Development Co.	895,517	5,386,602
*	Aseer Trading Tourism & Manufacturing Co.	539,136	3,464,933
	Astra Industrial Group	293,835	2,459,787
*	AXA Cooperative Insurance Co.	233,983	2,311,327
	Bank AlBilad	1,441,651	14,376,005
	Bank Al-Jazira	3,735,385	18,991,732
	Banque Saudi Fransi	318,148	3,305,757
*	Basic Chemical Industries, Ltd.	68,937	712,737
*	Batic Investments and Logistic Co.	41,178	392,173
	Bawan Co.	208,888	2,024,481
*	Bupa Arabia for Cooperative Insurance Co.	138,810	4,271,526
	City Cement Co.	642,676	5,359,137
*	Co. for Cooperative Insurance (The)	296,461	6,128,249
	Dallah Healthcare Co.	175,357	2,973,190
*	Dar Al Arkan Real Estate Development Co.	6,359,485	17,483,766
*	Dur Hospitality Co.	337,138	2,877,275
	Eastern Province Cement Co.	325,470	4,214,323
	Electrical Industries Co.	116,895	927,941
*	Emaar Economic City	3,813,903	10,885,862
*	Etihad Etisalat Co.	1,653,200	13,608,741
	Fitaihi Holding Group	229,575	1,960,984
	Hail Cement Co.	508,123	2,605,567
	Halwani Brothers Co.	112,468	3,197,684

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Herfy Food Services Co.	111,158	$1,802,950
	Jarir Marketing Co.	175,953	9,331,223
*	Jazan Energy and Development Co.	179,806	1,063,723
*	Leejam Sports Co. JSC	116,717	2,300,076
	Maharah Human Resources Co., Ltd.	120,668	2,322,014
*	Malath Cooperative Insurance Co.	107,813	688,093
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	176,713	1,160,136
*	Methanol Chemicals Co.	375,431	1,441,715
*	Middle East Healthcare Co.	236,525	2,358,106
*	Middle East Paper Co.	259,517	1,700,125
*	Mobile Telecommunications Co. Saudi Arabia	4,360,109	17,568,461
	Mouwasat Medical Services Co.	96,494	4,553,419
	Najran Cement Co.	658,339	4,266,927
*	Nama Chemicals Co.	142,297	1,432,741
*	National Agriculture Development Co. (The)	330,175	3,574,360
*	National Co., for Glass Manufacturing (The)	122,888	1,190,957
	National Co., for Learning & Education	43,845	592,146
	National Commercial Bank	3,042,429	46,065,316
*	National Gas & Industrialization Co.	167,713	1,649,530
	National Gypsum	102,046	870,924
*	National Industrialization Co.	2,998,424	15,308,083
	National Medical Care Co.	126,965	1,947,064
	National Petrochemical Co.	192,307	2,480,029
	Northern Region Cement Co.	891,785	4,199,472
	Qassim Cement Co. (The)	209,630	4,724,029
*	Rabigh Refining & Petrochemical Co.	1,053,042	5,733,786
	Riyad Bank	1,992,199	14,149,749
	SABIC Agri-Nutrients Co.	388,138	10,846,039
	Sahara International Petrochemical Co.	1,580,644	11,429,784
	Saudi Airlines Catering Co.	117,794	2,390,191
*	Saudi Arabian Mining Co.	793,611	12,078,888
	Saudi Automotive Services Co.	214,971	2,092,384
	Saudi Basic Industries Corp.	1,139,471	37,553,598
	Saudi British Bank (The)	1,021,313	8,360,804
	Saudi Cement Co.	380,844	6,575,636
*	Saudi Ceramic Co.	320,592	4,270,324
*	Saudi Chemical Co., Holding	267,616	2,699,834
	Saudi Co. For Hardware CJSC	118,452	2,194,763
	Saudi Electricity Co.	1,413,386	9,785,941
*	Saudi Ground Services Co.	201,821	1,878,684
	Saudi Industrial Investment Group	981,667	9,255,495
	Saudi Industrial Services Co.	251,855	3,168,693
	Saudi Investment Bank (The)	82,806	413,349
*	Saudi Kayan Petrochemical Co.	3,233,130	15,640,693
*	Saudi Marketing Co.	188,773	1,910,281
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	148,097	1,765,488
*	Saudi Printing & Packaging Co.	151,868	1,030,732
*	Saudi Public Transport Co.	516,049	3,333,861
*	Saudi Re for Cooperative Reinsurance Co.	431,555	1,629,899
*	Saudi Real Estate Co.	618,374	3,166,801
*	Saudi Research & Marketing Group	274,155	6,602,841
	Saudi Telecom Co.	984,913	33,302,209
	Saudia Dairy & Foodstuff Co.	75,228	3,379,683
	Savola Group (The)	1,234,144	13,118,556
*	Seera Group Holding	1,524,498	8,089,296
	Southern Province Cement Co.	245,895	5,531,686
*	Tabuk Cement Co.	445,888	2,383,668
*	Takween Advanced Industries Co.	247,914	1,141,599
	Umm Al-Qura Cement Co.	375,004	3,136,484

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	United Electronics Co.	163,634	$5,245,752
	United International Transportation Co.	207,903	2,361,983
	United Wire Factories Co.	63,298	622,948
	Yamama Cement Co.	580,956	5,160,717
	Yanbu Cement Co.	288,235	3,301,743
	Yanbu National Petrochemical Co.	527,368	10,239,316
	Zahrat Al Waha For Trading Co.	32,831	706,158
*	Zamil Industrial Investment Co.	256,658	1,805,671

TOTAL SAUDI ARABIA			707,050,697

SOUTH AFRICA — (4.4%)
#*	Absa Group, Ltd.	5,014,260	42,278,243
	Adcock Ingram Holdings, Ltd.	461,960	1,375,410
*	Adcorp Holdings, Ltd.	391,159	170,513
#	Advtech, Ltd.	4,512,654	4,290,819
	AECI, Ltd.	1,360,939	9,538,173
#	African Rainbow Minerals, Ltd.	1,254,799	23,422,824
	Afrimat, Ltd.	128,505	429,287
	Alexander Forbes Group Holdings, Ltd.	1,844,172	485,150
	Allied Electronics Corp., Ltd., Class A	390,373	318,607
	Alviva Holdings, Ltd.	1,103,920	969,416
#	Anglo American Platinum, Ltd.	151,183	20,645,653
#	AngloGold Ashanti, Ltd., Sponsored ADR	1,854,514	38,165,898
*	Aspen Pharmacare Holdings, Ltd.	1,677,293	18,665,745
	Astral Foods, Ltd.	368,273	3,507,950
#	AVI, Ltd.	1,956,729	9,555,543
	Balwin Properties, Ltd.	21,544	6,480
*	Barloworld, Ltd.	2,873,240	18,935,181
*	Bid Corp., Ltd.	1,526,991	30,096,386
	Bidvest Group, Ltd. (The)	2,057,382	23,757,681
*	Blue Label Telecoms, Ltd.	3,285,003	974,020
#*	Brait P.L.C.	4,411,654	809,721
*	Capitec Bank Holdings, Ltd.	169,858	17,391,391
	Cashbuild, Ltd.	201,787	4,261,999
*	Caxton and CTP Publishers and Printers, Ltd.	47,312	25,919
#	City Lodge Hotels, Ltd.	3,541,382	1,050,569
#	Clicks Group, Ltd.	1,060,806	17,689,986
	Coronation Fund Managers, Ltd.	1,526,900	5,803,684
#	Curro Holdings, Ltd.	618,170	488,600
*	DataTec, Ltd.	3,532,056	6,938,927
*	Dis-Chem Pharmacies, Ltd.	518,557	839,723
#	Discovery, Ltd.	2,728,058	24,770,761
*	Distell Group Holdings, Ltd.	348,539	3,028,946
*	enX Group, Ltd.	132,524	50,372
#	Exxaro Resources, Ltd.	1,926,442	20,206,051
*	Famous Brands, Ltd.	489,344	1,951,984
#	FirstRand, Ltd.	14,991,431	52,733,779
#*	Foschini Group, Ltd. (The)	2,900,176	23,001,596
	Gold Fields, Ltd., Sponsored ADR	5,265,023	49,385,916
*	Grand Parade Investments, Ltd.	370,203	70,839
#*	Grindrod Shipping Holdings, Ltd.	91,890	745,698
#*	Grindrod, Ltd.	4,173,196	1,358,487
	Harmony Gold Mining Co., Ltd.	1,159,704	5,226,692
#	Harmony Gold Mining Co., Ltd., Sponsored ADR	3,556,376	16,145,947
	Hudaco Industries, Ltd.	257,368	1,950,092
	Impala Platinum Holdings, Ltd.	4,068,604	76,026,090
#	Imperial Logistics, Ltd.	1,640,662	5,363,655
	Investec, Ltd.	1,962,374	7,461,013
	Italtile, Ltd.	481,636	567,387

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#	JSE, Ltd.	732,774	$5,920,207
*	KAP Industrial Holdings, Ltd.	9,505,303	2,654,920
	Kumba Iron Ore, Ltd.	224,300	10,164,640
	Lewis Group, Ltd.	1,160,723	2,450,554
*	Liberty Holdings, Ltd.	1,304,365	5,176,796
#*	Life Healthcare Group Holdings, Ltd.	11,396,385	14,959,599
*	Long4Life, Ltd.	1,677,020	482,605
*	Massmart Holdings, Ltd.	888,940	3,293,873
	Metair Investments, Ltd.	1,577,597	2,474,069
	MiX Telematics, Ltd., Sponsored ADR	40,982	529,078
	Momentum Metropolitan Holdings	11,471,986	15,280,306
	Motus Holdings, Ltd.	203,092	1,272,837
	Mpact, Ltd.	1,430,897	2,212,050
#	Mr. Price Group, Ltd.	1,093,669	13,681,675
#*	MTN Group, Ltd.	12,329,968	78,008,141
	MultiChoice Group, Ltd.	904,538	7,784,451
*	Murray & Roberts Holdings, Ltd.	3,932,195	2,726,963
#*	Nampak, Ltd.	5,985,214	1,269,985
	Naspers, Ltd., Class N	433,555	98,668,440
#	Nedbank Group, Ltd.	2,331,369	23,753,675
#	NEPI Rockcastle P.L.C.	1,299,977	8,753,774
*	Netcare, Ltd.	8,289,423	8,601,368
	Ninety One, Ltd.	1,014,684	3,368,206
#*	Northam Platinum, Ltd.	1,876,639	32,271,821
	Oceana Group, Ltd.	719,262	3,436,131
#	Old Mutual, Ltd.	4,390,195	3,821,426
*	Omnia Holdings, Ltd.	1,575,912	5,538,989
*	Pepkor Holdings, Ltd.	116,435	129,283
	Pick n Pay Stores, Ltd.	2,158,823	8,074,872
#*	PPC, Ltd.	11,864,052	2,439,404
#	PSG Group, Ltd.	876,431	4,524,332
	PSG Konsult, Ltd.	39,653	29,418
	Raubex Group, Ltd.	1,686,011	3,068,777
	RCL Foods, Ltd.	218,443	131,130
#	Reunert, Ltd.	1,677,083	5,630,824
	RFG Holdings, Ltd.	538,736	454,732
#	Royal Bafokeng Platinum, Ltd.	552,294	4,180,835
#	Sanlam, Ltd.	7,662,939	29,584,665
*	Santam, Ltd.	323,072	5,707,946
#*	Sappi, Ltd.	5,753,700	19,371,566
*	Sasol, Ltd.	1,491,578	25,092,796
#*	Sasol, Ltd., Sponsored ADR	721,280	12,052,589
#	Shoprite Holdings, Ltd.	2,073,017	20,659,124
#	Sibanye Stillwater, Ltd.	9,957,163	46,324,683
#	Sibanye Stillwater, Ltd., ADR	1,416,090	26,410,084
	SPAR Group, Ltd. (The)	1,122,618	14,170,988
#*	Spur Corp., Ltd.	574,906	760,935
#	Standard Bank Group, Ltd.	6,985,324	56,809,612
*	Steinhoff International Holdings NV	8,597,559	1,296,992
#*	Sun International, Ltd.	2,366,053	2,462,308
*	Super Group, Ltd.	4,703,278	9,131,564
#	Telkom SA SOC, Ltd.	2,723,241	7,374,677
	Tiger Brands, Ltd.	1,248,102	16,769,105
*	Tongaat Hulett Pvt, Ltd.	700,961	429,930
*	Transaction Capital, Ltd.	1,472,330	3,329,692
	Trencor, Ltd.	752,676	215,468
	Truworths International, Ltd.	2,689,615	8,932,153
#*	Tsogo Sun Gaming, Ltd.	3,245,240	1,452,849
*	Tsogo Sun Hotels, Ltd.	45,493	6,984

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#	Vodacom Group, Ltd.	2,928,036	$25,384,496
*	Wilson Bayly Holmes-Ovcon, Ltd.	620,740	4,588,538
*	Woolworths Holdings, Ltd.	5,672,242	19,243,212

TOTAL SOUTH AFRICA			1,337,717,945

SOUTH KOREA — (14.6%)
*	“Samyoung Chemical Co., Ltd.”	25,400	66,671
*	3S Korea Co., Ltd.	38,490	98,022
	ABco Electronics Co., Ltd.	47,446	325,930
*	Able C&C Co., Ltd.	33,758	223,781
	ABOV Semiconductor Co., Ltd.	76,705	1,154,095
#*	Abpro Bio Co., Ltd.	780,310	888,633
*	Actoz Soft Co., Ltd.	21,729	172,823
*	Advanced Circuit Technology Co., Ltd.	5,519	27,790
#*	Advanced Cosmeceutical Technology Co., Ltd.	19,800	14,952
#*	Advanced Digital Chips, Inc.	113,317	154,336
	Advanced Nano Products Co., Ltd.	23,322	627,214
	Advanced Process Systems Corp.	37,863	959,318
#	Aekyung Industrial Co., Ltd.	13,477	315,826
	Aekyung Petrochemical Co., Ltd.	95,349	1,220,612
	AfreecaTV Co., Ltd.	63,363	5,069,660
#*	Agabang&Company	129,782	602,331
	Ahn-Gook Pharmaceutical Co., Ltd.	11,439	133,488
	Ahnlab, Inc.	30,912	1,826,082
	AJ Networks Co., Ltd.	129,852	648,657
#*	Ajin Industrial Co., Ltd.	222,120	705,982
	AK Holdings, Inc.	34,481	958,841
*	Alteogen, Inc.	21,639	1,565,003
#*	ALUKO Co., Ltd.	318,003	1,394,546
*	Amicogen, Inc.	20,515	628,333
*	Aminologics Co., Ltd.	99,988	244,350
	Amorepacific Corp.	51,815	12,560,218
	AMOREPACIFIC Group	83,795	5,528,666
*	Amotech Co., Ltd.	32,159	876,932
*	Anam Electronics Co., Ltd.	116,309	286,948
#*	Ananti, Inc.	147,942	1,060,083
*	Anterogen Co., Ltd.	2,844	135,418
#*	Apact Co., Ltd.	25,621	155,321
*	Aprogen Healthcare & Games, Inc.	139,949	93,015
*	Aprogen KIC, Inc.	11,732	22,001
*	Aprogen pharmaceuticals, Inc.	323,251	345,014
*	APS Holdings Corp.	75,920	819,321
#*	Ascendio Co., Ltd.	37,653	38,081
	Asia Cement Co., Ltd.	12,482	1,351,745
	ASIA Holdings Co., Ltd.	8,398	972,972
	Asia Pacific Satellite, Inc.	5,335	66,452
	Asia Paper Manufacturing Co., Ltd.	39,622	1,977,182
*	Asiana Airlines, Inc.	65,155	872,270
#	Atec Co., Ltd.	21,173	679,635
*	A-Tech Solution Co., Ltd.	36,570	527,850
#	Atinum Investment Co., Ltd.	233,113	1,056,694
#*	AUK Corp.	162,034	340,874
#	Aurora World Corp.	31,833	305,372
	Austem Co., Ltd.	119,678	396,606
#	Autech Corp.	58,656	707,383
	Avaco Co., Ltd.	89,288	1,026,516
	Avatec Co., Ltd.	14,678	263,239
	Baiksan Co., Ltd.	48,293	397,487
#*	Barun Electronics Co., Ltd.	8,951	31,534

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Barunson Entertainment & Arts Corp.	176,803	$238,585
#	Bcworld Pharm Co., Ltd.	29,936	474,972
	BGF Co., Ltd.	254,624	1,578,439
	BGF retail Co., Ltd.	9,383	1,287,972
#	BH Co., Ltd.	168,927	2,722,482
*	Binex Co., Ltd.	62,691	1,629,488
	Binggrae Co., Ltd.	29,393	1,635,662
*	Bioleaders Corp.	13,465	73,824
#*	Biolog Device Co., Ltd.	111,345	308,618
#*	BioSmart Co., Ltd.	65,588	406,102
#*	Biotoxtech Co., Ltd.	41,407	400,124
	BIT Computer Co., Ltd.	42,093	352,948
	Bixolon Co., Ltd.	15,244	74,774
*	Bluecom Co., Ltd.	81,486	523,839
	BNK Financial Group, Inc.	1,418,831	9,774,899
#	Boditech Med, Inc.	64,797	1,424,427
#*	Bohae Brewery Co., Ltd.	385,716	394,967
#	BoKwang Industry Co., Ltd.	62,071	399,218
	Bolak Co., Ltd.	39,990	81,215
	Bookook Securities Co., Ltd.	8,890	202,131
#	Boryung Pharmaceutical Co., Ltd.	102,923	2,468,506
#*	Bosung Power Technology Co., Ltd.	152,717	411,610
*	Bubang Co., Ltd.	36,879	112,333
	Bukwang Pharmaceutical Co., Ltd.	81,634	1,583,918
	Busan City Gas Co., Ltd.	2,639	149,334
	Busan Industrial Co., Ltd.	1,044	121,952
	BusinessOn Communication Co., Ltd.	2,812	55,501
	BYC Co., Ltd.	354	115,034
*	BYON Co., Ltd.	131,059	158,707
	Byucksan Corp.	191,136	751,627
*	Cafe24 Corp.	16,515	483,803
*	CammSys Corp.	337,355	755,870
*	Capro Corp.	245,346	1,121,884
#	Caregen Co., Ltd.	12,761	748,412
	Cell Biotech Co., Ltd.	15,137	255,468
#*	Celltrion Healthcare Co., Ltd.	78,831	7,924,732
*	Celltrion Pharm, Inc.	18,581	2,210,658
#*	Celltrion, Inc.	234,042	55,711,985
#*	Chabiotech Co., Ltd.	70,297	1,190,485
#	Changhae Ethanol Co., Ltd.	22,808	275,613
*	Charm Engineering Co., Ltd.	145,084	205,111
	Cheil Worldwide, Inc.	361,815	7,125,401
*	Chemon, Inc.	57,194	219,244
#	Chemtronics Co., Ltd.	87,309	2,079,054
#	Cheryong Electric Co., Ltd.	36,800	207,644
#*	ChinHung International, Inc.	115,198	259,412
	Chinyang Holdings Corp.	108,748	293,629
*	Choa Pharmaceutical Co.	83,140	318,124
	Chokwang Paint, Ltd.	41,828	298,245
	Chong Kun Dang Pharmaceutical Corp.	36,556	4,548,657
#	Chongkundang Holdings Corp.	16,882	1,634,377
#	Choong Ang Vaccine Laboratory	25,530	414,747
#*	Chorokbaem Media Co., Ltd.	499,529	1,060,050
	Chosun Refractories Co., Ltd.	3,426	276,421
	Chunbo Co., Ltd.	2,182	353,738
#	Chungdahm Learning, Inc.	41,020	982,621
*	CITYLABS Co., Ltd.	45,143	29,952
#*	CJ CGV Co., Ltd.	140,436	3,286,992
	CJ CheilJedang Corp.	41,017	14,558,859

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ Corp.	121,313	$10,385,128
	CJ ENM Co., Ltd.	35,673	4,602,578
*	CJ Freshway Corp.	52,036	1,118,072
*	CJ Logistics Corp.	36,273	5,578,353
#*	CJ Seafood Corp.	101,038	399,038
#	CKD Bio Corp.	23,710	1,578,234
#	Classys, Inc.	48,796	641,489
	Clean & Science Co., Ltd.	41,158	925,279
#	CLIO Cosmetics Co., Ltd.	14,021	288,273
#*	Cloud Air Co., Ltd.	141,553	205,829
*	CMG Pharmaceutical Co., Ltd.	261,029	1,020,469
*	CoAsia Corp.	11,375	114,820
*	CoAsia Optics Corp.	150,001	10,392
*	CODI-M Co., Ltd.	288,177	77,517
	Com2uSCorp.	37,367	4,935,367
	Commax Co., Ltd.	60,943	335,002
*	Comtec Systems Co., Ltd.	57,021	67,611
*	Coreana Cosmetics Co., Ltd.	107,894	452,872
*	Corentec Co., Ltd.	5,051	82,851
	Cosmax BTI, Inc.	18,769	285,017
*	COSMAX NBT, Inc.	50,417	454,395
#*	Cosmax, Inc.	37,668	4,097,395
*	Cosmecca Korea Co., Ltd.	16,819	240,058
*	CosmoAM&T Co., Ltd.	69,185	1,638,633
*	Cosmochemical Co., Ltd.	47,412	511,020
	Coway Co., Ltd.	200,792	12,032,155
#	Coweaver Co., Ltd.	28,980	237,494
	Cowell Fashion Co., Ltd.	233,945	1,390,392
*	Creative & Innovative System	130,591	1,493,901
	Crown Confectionery Co., Ltd.	19,479	246,544
	CROWNHAITAI Holdings Co., Ltd.	49,318	566,346
#*	CrystalGenomics, Inc.	91,591	676,476
	CS Wind Corp.	41,880	2,877,164
#*	CTC BIO, Inc.	54,395	344,720
	Cuckoo Holdings Co., Ltd.	6,369	803,919
	Cuckoo Homesys Co., Ltd.	33,059	1,251,536
*	Curexo, Inc.	9,638	95,071
*	Curo Co., Ltd.	458,866	249,545
*	CUROCOM Co., Ltd.	62,467	73,696
	Cymechs, Inc.	29,356	642,574
*	D&C Media Co., Ltd.	3,081	120,114
	D.I Corp.	80,638	566,429
*	DA Technology Co., Ltd.	8,114	42,924
	Dae Han Flour Mills Co., Ltd.	6,711	964,608
	Dae Hwa Pharmaceutical Co., Ltd.	37,256	403,895
	Dae Hyun Co., Ltd.	179,333	412,130
#	Dae Won Chemical Co., Ltd.	127,040	312,682
	Dae Won Kang Up Co., Ltd.	220,492	837,655
#*	Dae Young Packaging Co., Ltd.	322,708	807,078
*	Dae Yu Co., Ltd.	8,955	113,257
#	Daea TI Co., Ltd.	256,268	1,266,885
	Daebongls Co., Ltd.	18,298	174,949
#*	Daechang Co., Ltd.	411,555	908,266
	Daechang Forging Co., Ltd.	18,020	142,608
	Daedong Corp.	137,516	1,318,168
	Daeduck Co., Ltd.	47,317	305,060
	Daeduck Electronics Co., Ltd.	81,787	1,117,845
*	Daehan New Pharm Co., Ltd.	84,566	882,118
	Daehan Steel Co., Ltd.	87,799	1,664,082

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dae-Il Corp.	30,719	$125,369
	Daejoo Electronic Materials Co., Ltd.	40,099	1,811,535
	Daekyo Co., Ltd.	103,434	404,681
	Daelim B&Co Co., Ltd.	63,415	422,735
*	Daemyung Sonoseason Co., Ltd.	130,075	160,911
#	Daeryuk Can Co., Ltd.	73,845	409,511
	Daesang Corp.	194,483	4,511,802
	Daesang Holdings Co., Ltd.	121,302	1,219,710
*	Daesung Eltec Co., Ltd.	144,906	153,061
	Daesung Energy Co., Ltd.	13,173	66,754
*	Daesung Fine Tech Co., Ltd.	63,349	159,433
	Daesung Holdings Co., Ltd.	1,193	34,986
*	Daesung Industrial Co., Ltd.	102,667	420,681
*	Daesung Private Equity, Inc.	60,041	213,037
*	Daewon Cable Co., Ltd.	42,694	56,841
*	Daewon Media Co., Ltd.	50,002	1,551,650
	Daewon Pharmaceutical Co., Ltd.	113,210	1,710,552
	Daewon San Up Co., Ltd.	74,525	548,275
#*	Daewoo Electronic Components Co., Ltd.	117,721	263,301
*	Daewoo Engineering & Construction Co., Ltd.	864,251	5,716,169
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	221,872	7,294,905
	Daewoong Co., Ltd.	76,207	2,475,438
	Daewoong Pharmaceutical Co., Ltd.	9,577	1,142,102
*	Dahaam E-Tec Co., Ltd.	1,420	42,127
	Daihan Pharmaceutical Co., Ltd.	43,089	1,591,920
	Daishin Information & Communication	67,690	115,552
	Daishin Securities Co., Ltd.	231,462	4,027,468
#*	Danal Co., Ltd.	227,028	1,572,899
#	Danawa Co., Ltd.	37,501	1,023,236
	Daou Data Corp.	128,774	1,545,795
	Daou Technology, Inc.	221,230	5,271,932
*	Dasan Networks, Inc.	120,068	1,033,307
#	Dawonsys Co., Ltd.	86,912	1,506,450
#*	Dayou Automotive Seat Technology Co., Ltd.	397,667	444,446
#*	Dayou Plus Co., Ltd.	397,817	416,861
	DB Financial Investment Co., Ltd.	254,590	1,621,723
	DB HiTek Co., Ltd.	159,454	7,874,503
	DB Insurance Co., Ltd.	394,302	17,324,889
*	DB, Inc.	744,696	621,333
	DCM Corp.	29,903	414,816
	Dentium Co., Ltd.	14,000	748,569
#	Deutsch Motors, Inc.	184,790	1,283,938
*	Development Advance Solution Co., Ltd.	31,713	147,973
*	Dexter Studios Co., Ltd.	13,549	84,306
	DGB Financial Group, Inc.	1,059,765	8,430,772
	DHP Korea Co., Ltd.	56,903	419,253
	DI Dong Il Corp.	11,564	1,884,146
	Digital Chosun Co., Ltd.	58,393	199,600
	Digital Daesung Co., Ltd.	28,947	206,260
#	Digital Power Communications Co., Ltd.	169,180	2,122,041
*	DIO Corp.	47,458	1,737,179
#	Display Tech Co., Ltd.	15,091	65,659
	DL Construction Co., Ltd.	18,618	592,691
*	DL E&C Co., Ltd.	94,526	11,238,483
#	DL Holdings Co., Ltd.	75,397	6,388,657
	DMS Co., Ltd.	102,584	786,972
	DNF Co., Ltd.	22,732	489,055
	Dohwa Engineering Co., Ltd.	4,996	41,438
	Dong A Eltek Co., Ltd.	49,726	461,930

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dong Ah Tire & Rubber Co., Ltd.	29,142	$315,017
	Dong-A Hwasung Co., Ltd.	18,211	192,885
	Dong-A Socio Holdings Co., Ltd.	6,093	675,647
	Dong-A ST Co., Ltd.	21,564	1,622,676
#	Dong-Ah Geological Engineering Co., Ltd.	86,104	1,408,018
#*	Dongbang Transport Logistics Co., Ltd.	122,253	744,048
	Dongbu Corp.	65,579	753,649
#	Dongil Industries Co., Ltd.	12,732	1,029,971
#	Dongjin Semichem Co., Ltd.	243,568	6,708,489
	Dongkoo Bio & Pharma Co., Ltd.	32,960	289,862
	DongKook Pharmaceutical Co., Ltd.	114,750	2,918,292
	Dongkuk Industries Co., Ltd.	285,557	1,062,720
	Dongkuk Steel Mill Co., Ltd.	502,050	10,753,403
	Dongkuk Structures & Construction Co., Ltd.	139,554	755,065
#	Dongsuh Cos., Inc.	67,390	1,899,961
	Dongsung Chemical Co., Ltd.	232,300	1,320,081
	Dongsung Finetec Co., Ltd.	59,725	713,251
#*	Dongwha Enterprise Co., Ltd.	29,398	1,901,578
#	Dongwha Pharm Co., Ltd.	44,422	612,745
	Dongwon Development Co., Ltd.	405,104	2,337,560
#	Dongwon F&B Co., Ltd.	9,285	1,694,747
	Dongwon Industries Co., Ltd.	12,703	3,079,768
#	Dongwon Systems Corp.	34,291	1,331,942
*	Dongwoo Farm To Table Co., Ltd.	15,270	47,371
	Dongyang E&P, Inc.	46,307	773,165
*	Dongyang Steel Pipe Co., Ltd.	197,431	309,778
*	Doosan Bobcat, Inc.	136,980	5,601,396
	Doosan Co., Ltd.	47,691	2,704,852
*	Doosan Fuel Cell Co., Ltd.	197,017	7,938,954
*	Doosan Heavy Industries & Construction Co., Ltd.	1,050,584	13,089,864
#*	Doosan Infracore Co., Ltd.	1,297,192	12,565,116
	DoubleUGames Co., Ltd.	62,404	3,563,959
	Douzone Bizon Co., Ltd.	84,506	6,385,449
	DRB Holding Co., Ltd.	31,713	200,318
	Dreamtech Co., Ltd.	62,310	546,678
#*	Dreamus Co.	34,638	178,160
	Drgem Corp.	6,061	78,633
#*	DRTECH Corp.	65,035	94,171
	DTR Automotive Corp.	35,869	1,038,432
*	Duk San Neolux Co., Ltd.	57,947	2,238,183
	DY Corp.	120,530	613,429
	DY POWER Corp.	65,903	1,152,951
	DYPNF Co., Ltd.	5,346	134,092
#*	E& Corp. Co., Ltd.	39,354	436,786
*	E&M Co., Ltd. (The)	90,732	87,967
	E1 Corp.	19,152	790,654
	Eagle Veterinary Technology Co., Ltd.	10,269	72,637
	Eagon Industrial, Ltd.	26,278	333,848
	Easy Bio, Inc.	158,708	1,201,754
#	Easy Holdings Co., Ltd.	289,666	1,285,089
#	Echo Marketing, Inc.	9,302	196,053
*	EcoBio Holdings Co., Ltd.	6,386	47,540
	Ecopro BM Co., Ltd.	9,689	1,568,778
	Ecopro Co., Ltd.	94,290	6,340,533
	e-Credible Co., Ltd.	6,969	132,864
	Eehwa Construction Co., Ltd.	22,703	139,129
*	EG Corp.	12,698	122,054
#*	Ehwa Technologies Information Co., Ltd.	2,763,000	628,434
*	Elcomtec Co., Ltd.	135,076	168,933

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	e-LITECOM Co., Ltd.	14,782	$160,013
	E-MART, Inc.	64,566	9,704,159
#*	EMKOREA Co., Ltd.	82,944	374,923
*	EM-Tech Co., Ltd.	64,472	1,167,962
#*	EMW Co., Ltd.	94,607	44,333
*	Enex Co., Ltd.	121,879	229,251
#	ENF Technology Co., Ltd.	85,541	2,991,644
*	Enplus Co., Ltd.	59,008	196,168
	Eo Technics Co., Ltd.	16,138	1,694,274
	Estechpharma Co., Ltd.	26,942	279,023
*	ESTsoft Corp.	3,612	30,584
#*	E-TRON Co., Ltd.	1,461,912	1,317,781
*	Eubiologics Co., Ltd.	12,427	337,511
#	Eugene Corp.	407,293	2,123,698
	Eugene Investment & Securities Co., Ltd.	626,404	2,612,696
#	Eugene Technology Co., Ltd.	51,018	2,188,591
	Eusu Holdings Co., Ltd.	82,415	620,839
*	E-World	68,625	216,441
*	Exax, Inc.	148,256	203,079
*	Exem Co., Ltd.	37,161	164,027
	ezCaretech Co., Ltd.	1,562	29,951
	F&F Co., Ltd.	32,856	5,316,744
	Farmsco	72,024	535,644
	FarmStory Co., Ltd.	70,655	142,629
	Fila Holdings Corp.	255,580	10,444,171
*	Fine DNC Co., Ltd.	47,807	101,181
#	Fine Semitech Corp.	103,744	2,633,844
*	Fine Technix Co., Ltd.	39,139	224,567
*	Firstec Co., Ltd.	71,326	157,442
#*	Foosung Co., Ltd.	221,721	2,043,501
	Fursys, Inc.	12,434	507,937
*	Futurestream Networks Co., Ltd.	53,646	63,928
#*	G.U.ON Co., Ltd.	128,715	48,817
	Gabia, Inc.	40,503	540,950
*	GAEASOFT	25,613	515,127
	Galaxia Moneytree Co., Ltd.	13,555	87,801
*	Gamevil, Inc.	19,646	746,513
	Gaon Cable Co., Ltd.	12,454	332,456
*	Gemvaxlink Co., Ltd.	211,531	301,526
*	Genexine, Inc.	18,859	1,718,167
*	Genie Music Corp.	31,944	173,957
	Genoray Co., Ltd.	16,685	156,173
	Geumhwa PSC Co., Ltd.	2,366	69,390
#	Global Standard Technology Co., Ltd.	62,920	1,461,579
#*	GMB Korea Corp.	62,781	420,587
	GnCenergy Co., Ltd.	13,228	67,948
#*	GNCO Co., Ltd.	336,376	274,240
#	GOLFZON Co., Ltd.	22,537	1,900,791
	Golfzon Newdin Holdings Co., Ltd.	155,291	1,031,751
#*	Good People Co., Ltd.	56,672	53,750
*	Grand Korea Leisure Co., Ltd.	130,529	1,914,836
	Green Cross Cell Corp.	7,205	270,972
	Green Cross Corp.	12,061	3,660,991
	Green Cross Holdings Corp.	78,036	2,556,730
#	Green Cross LabCell Corp.	7,635	711,115
*	Green Cross Medical Science Corp.	16,513	166,824
*	Green Non-Life Insurance Co., Ltd.	14,915	0
	GS Engineering & Construction Corp.	381,827	15,101,516
#*	GS Global Corp.	370,284	941,360

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	GS Holdings Corp.	376,222	$14,506,351
	GS Home Shopping, Inc.	25,553	3,407,372
#	GS Retail Co., Ltd.	177,855	5,708,021
#*	G-treeBNT Co., Ltd.	59,346	704,666
	Gwangju Shinsegae Co., Ltd.	3,500	542,281
	Haatz, Inc.	16,516	172,364
	Hae In Corp.	15,042	100,778
	HAESUNG DS Co., Ltd.	54,775	1,704,442
	Haesung Industrial Co., Ltd.	33,527	437,582
#	Haimarrow Food Service Co., Ltd.	194,781	625,526
	Haitai Confectionery & Foods Co., Ltd.	40,768	353,956
#	Halla Corp.	171,933	917,238
	Halla Holdings Corp.	52,417	1,915,403
	Han Kuk Carbon Co., Ltd.	126,442	1,453,681
	Hana Financial Group, Inc.	1,014,001	41,563,254
*	Hana Micron, Inc.	221,060	2,854,077
	Hana Pharm Co., Ltd.	3,797	78,802
#*	Hana Tour Service, Inc.	29,745	1,757,388
#*	Hanall Biopharma Co., Ltd.	76,301	1,574,743
	HanChang Paper Co., Ltd.	71,266	152,392
*	Hancom MDS, Inc.	13,827	196,369
*	Hancom, Inc.	81,461	1,342,571
	Handok, Inc.	36,657	951,767
#	Handsome Co., Ltd.	102,866	4,003,863
	Hanil Holdings Co., Ltd.	70,534	861,499
	Hanil Hyundai Cement Co., Ltd.	10,024	370,915
#*	Hanjin Heavy Industries & Construction Co., Ltd.	140,301	1,095,110
#*	Hanjin Kal Corp.	14,027	698,802
#	Hanjin Transportation Co., Ltd.	70,639	2,499,262
	Hankook & Company Co., Ltd.	865	14,430
*	Hankook Cosmetics Manufacturing Co., Ltd.	5,885	181,881
	Hankook Shell Oil Co., Ltd.	5,183	1,240,730
	Hankook Tire & Technology Co., Ltd.	496,413	21,419,800
	Hanla IMS Co., Ltd.	4,352	30,927
	Hanmi Pharm Co., Ltd.	11,238	3,406,620
#	Hanmi Science Co., Ltd.	20,050	1,242,576
	Hanmi Semiconductor Co., Ltd.	80,009	2,462,605
	HanmiGlobal Co., Ltd.	60,298	642,881
	Hanon Systems	605,874	8,825,869
*	Hans Biomed Corp.	34,558	439,668
	Hansae Co., Ltd.	79,799	1,742,953
#	Hansae Yes24 Holdings Co., Ltd.	106,208	842,720
	Hanshin Construction	73,802	1,772,551
#	Hanshin Machinery Co.	130,040	258,772
	Hansol Chemical Co., Ltd.	48,910	10,825,391
	Hansol Holdings Co., Ltd.	407,211	1,642,315
#*	Hansol HomeDeco Co., Ltd.	481,896	878,402
	Hansol Paper Co., Ltd.	172,203	2,408,698
*	Hansol Technics Co., Ltd.	195,654	1,743,646
#	Hanssem Co., Ltd.	34,741	3,484,455
	Hanwha Aerospace Co., Ltd.	249,329	8,611,957
#	Hanwha Corp.	330,946	9,116,606
*	Hanwha General Insurance Co., Ltd.	517,920	2,220,123
*	Hanwha Investment & Securities Co., Ltd.	765,510	3,574,393
	Hanwha Life Insurance Co., Ltd.	2,034,142	6,395,927
*	Hanwha Solutions Corp.	394,428	16,189,070
	Hanyang Eng Co., Ltd.	87,410	1,417,947
	Hanyang Securities Co., Ltd.	11,785	150,475
*	Harim Co., Ltd.	200,781	575,629

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Harim Holdings Co., Ltd.	76,884	$650,011
#	HB Technology Co., Ltd.	253,292	756,241
	HDC Hyundai Development Co. Engineering & Construction, Class E	60,334	1,512,111
	HDC Hyundai Engineering Plastics Co., Ltd.	103,147	548,155
#	HDC I-Controls Co., Ltd.	22,652	217,248
*	Heung-A Shipping Co., Ltd.	418,319	18,192
*	Heungkuk Fire & Marine Insurance Co., Ltd.	157,831	635,088
*	HFR, Inc.	5,696	105,410
	High Tech Pharm Co., Ltd.	21,787	349,296
	HIMS Co., Ltd.	9,239	108,707
	Hite Jinro Co., Ltd.	133,239	4,164,021
	Hitejinro Holdings Co., Ltd.	49,977	716,104
#*	HJ Magnolia Yongpyong Hotel & Resort Corp.	161,365	720,605
#*	HLB Life Science Co., Ltd.	194,871	1,896,221
*	HLB POWER Co., Ltd.	44,657	67,887
#*	HLB, Inc.	103,089	3,067,791
	HLscience Co., Ltd.	2,609	101,364
*	HMM Co., Ltd.	448,173	15,728,941
#*	Home Center Holdings Co., Ltd.	247,482	237,523
*	Homecast Co., Ltd.	85,344	229,929
#	Hotel Shilla Co., Ltd.	102,142	7,911,675
	HS Industries Co., Ltd.	358,795	2,607,104
#*	HSD Engine Co., Ltd.	104,384	930,212
	Huchems Fine Chemical Corp.	118,372	2,303,263
*	Hugel, Inc.	13,001	2,153,186
*	Humax Co., Ltd.	73,125	295,745
	Humedix Co., Ltd.	31,665	1,107,084
*	Huneed Technologies	79,988	604,102
#	Huons Co., Ltd.	56,532	3,843,548
	Huons Global Co., Ltd.	52,944	3,524,840
#	Huvis Corp.	133,799	1,265,260
#	Huvitz Co., Ltd.	57,550	462,161
#	Hwa Shin Co., Ltd.	95,901	417,556
#	Hwacheon Machine Tool Co., Ltd.	3,319	115,980
#*	Hwail Pharm Co., Ltd.	140,634	573,001
#	Hwangkum Steel & Technology Co., Ltd.	61,355	530,193
	Hwaseung Corp Co., Ltd.	213,558	403,991
	Hwaseung Enterprise Co., Ltd.	55,525	917,625
*	Hwaseung R&A Co., Ltd.	81,042	465,552
	HwaSung Industrial Co., Ltd.	73,583	865,155
	Hy-Lok Corp.	58,543	1,003,956
*	Hyosung Advanced Materials Corp.	17,375	5,972,806
*	Hyosung Chemical Corp.	19,087	6,916,903
	Hyosung Corp.	54,737	4,879,470
#	Hyosung TNC Corp.	19,537	12,648,725
	HyosungITX Co., Ltd.	8,136	143,569
*	Hyulim Robot Co., Ltd.	115,766	119,114
	Hyundai Autoever Corp.	3,618	335,994
	Hyundai Bioland Co., Ltd.	41,103	832,839
*	Hyundai Bioscience Co., Ltd.	56,841	2,123,905
#	Hyundai BNG Steel Co., Ltd.	85,559	2,007,798
*	Hyundai Construction Equipment Co., Ltd.	82,893	4,141,566
	Hyundai Corp Holdings, Inc.	28,838	386,615
#	Hyundai Corp.	49,866	960,238
	Hyundai Department Store Co., Ltd.	62,528	5,199,754
*	Hyundai Electric & Energy System Co., Ltd.	90,416	1,780,057
	Hyundai Elevator Co., Ltd.	89,125	3,624,643
	Hyundai Engineering & Construction Co., Ltd.	231,117	10,441,454
	Hyundai Ezwel Co., Ltd.	36,910	327,587

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Futurenet Co., Ltd.	294,319	$1,197,981
	Hyundai Glovis Co., Ltd.	103,050	17,723,529
	Hyundai Greenfood Co., Ltd.	291,096	2,540,677
	Hyundai Heavy Industries Holdings Co., Ltd.	165,085	10,417,157
	Hyundai Home Shopping Network Corp.	40,309	2,850,490
	Hyundai HT Co., Ltd.	42,954	399,598
	Hyundai Livart Furniture Co., Ltd.	86,141	1,385,517
	Hyundai Marine & Fire Insurance Co., Ltd.	592,001	12,924,522
*	Hyundai Mipo Dockyard Co., Ltd.	140,152	10,759,350
	Hyundai Mobis Co., Ltd.	112,064	27,122,606
	Hyundai Motor Co.	249,886	47,516,276
	Hyundai Motor Securities Co., Ltd.	124,275	1,575,563
	Hyundai Pharmaceutical Co., Ltd.	39,143	239,597
*	Hyundai Rotem Co., Ltd.	190,050	3,435,130
	Hyundai Steel Co.	301,346	14,979,410
	Hyundai Wia Corp.	102,644	6,404,772
*	Hyungji Elite, Inc.	62,811	255,419
	Hyungkuk F&B Co., Ltd.	31,975	120,491
#	HyVision System, Inc.	47,645	575,240
*	I&C Technology Co., Ltd.	23,375	94,090
	i3system, Inc.	20,792	387,057
#*	iA, Inc.	623,338	752,964
#	ICD Co., Ltd.	65,269	924,225
*	iCRAFT Co., Ltd.	9,484	68,323
*	Icure Pharm, Inc.	3,261	143,432
*	IHQ, Inc.	567,618	1,179,864
*	Il Dong Pharmaceutical Co., Ltd.	31,099	431,682
	Iljin Diamond Co., Ltd.	17,918	667,454
*	Iljin Display Co., Ltd.	62,856	269,609
	Iljin Electric Co., Ltd.	86,144	324,076
	Iljin Holdings Co., Ltd.	104,126	516,795
#	Iljin Materials Co., Ltd.	35,973	2,222,446
#	Ilshin Spinning Co., Ltd.	10,804	980,976
#*	Ilshin Stone Co., Ltd.	134,868	248,261
	ilShinbiobase Co., Ltd.	80,228	416,682
	Ilsung Pharmaceuticals Co., Ltd.	3,576	271,053
	Ilyang Pharmaceutical Co., Ltd.	61,164	2,094,373
*	IM Co., Ltd.	25,851	53,281
	iMarketKorea, Inc.	110,659	1,211,976
	InBody Co., Ltd.	68,482	1,258,769
*	INCON Co., Ltd.	15,665	34,533
*	Incross Co., Ltd.	9,948	500,407
	Industrial Bank of Korea	1,156,649	10,067,055
#*	Infinitt Healthcare Co., Ltd.	44,793	295,002
*	Infinity NT Co., Ltd.	348,388	228,558
	InfoBank Corp.	4,653	50,789
	INITECH Co., Ltd.	27,616	137,734
	Innocean Worldwide, Inc.	29,242	1,574,491
	InnoWireless, Inc.	21,914	880,251
#*	Innox Advanced Materials Co., Ltd.	55,676	2,790,907
#*	Inscobee, Inc.	222,514	602,258
#*	Insun ENT Co., Ltd.	84,076	1,031,838
*	Insung Information Co., Ltd.	20,573	38,511
	Intekplus Co., Ltd.	19,893	441,162
	Intellian Technologies, Inc.	5,293	309,689
	Intelligent Digital Integrated Security Co., Ltd.	20,066	498,953
*	Interflex Co., Ltd.	52,039	559,958
	Interojo Co., Ltd.	57,041	1,244,959
	Interpark Corp.	233,731	962,139

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	INTOPS Co., Ltd.	96,905	$2,631,341
#*	iNtRON Biotechnology, Inc.	36,556	752,492
	Inzi Controls Co., Ltd.	42,989	821,303
#	INZI Display Co., Ltd.	124,958	387,996
*	Iones Co., Ltd.	61,514	451,930
	IS Dongseo Co., Ltd.	102,048	6,113,732
	ISC Co., Ltd.	53,055	1,077,258
	i-SENS, Inc.	58,633	1,494,902
	ISU Chemical Co., Ltd.	105,222	1,273,832
*	IsuPetasys Co., Ltd.	118,399	426,166
*	ITCEN Co., Ltd.	10,638	56,119
	It’s Hanbul Co., Ltd.	9,529	220,989
#*	Jahwa Electronics Co., Ltd.	89,186	1,608,806
#	JASTECH, Ltd.	37,761	251,275
*	Jayjun Cosmetic Co., Ltd.	118,202	208,833
	JB Financial Group Co., Ltd.	1,521,345	9,981,256
	JC Hyun System, Inc.	45,010	330,111
*	Jcontentree Corp.	18,689	783,114
*	Jeju Air Co., Ltd.	48,444	1,045,585
#*	Jeju Semiconductor Corp.	83,002	498,715
#*	Jeongsan Aikang Co., Ltd.	125,996	244,853
	Jinro Distillers Co., Ltd.	10,945	314,385
	Jinsung T.E.C.	55,826	758,235
	JLS Co., Ltd.	38,347	232,338
*	JNK Heaters Co., Ltd.	40,481	261,420
*	JNTC Co., Ltd.	14,724	132,514
*	JoyCity Corp.	36,445	319,875
*	Jungdawn Co., Ltd.	51,190	161,347
#*	Jusung Engineering Co., Ltd.	176,373	2,104,336
#	JVM Co., Ltd.	30,718	519,035
#	JW Holdings Corp.	92,104	396,801
	JW Life Science Corp.	35,153	614,360
#	JW Pharmaceutical Corp.	40,096	1,047,943
*	JW Shinyak Corp.	27,937	128,699
#	JYP Entertainment Corp.	180,607	5,327,554
	Kakao Corp.	124,500	12,677,430
*	Kanglim Co., Ltd.	17,922	43,415
	Kangnam Jevisco Co., Ltd.	26,553	705,691
*	Kangstem Biotech Co., Ltd.	12,559	77,092
*	Kangwon Land, Inc.	265,495	6,012,272
#	KAON Media Co., Ltd.	132,072	1,478,307
	KB Financial Group, Inc.	1,155,887	56,902,654
#	KB Financial Group, Inc., ADR	439,337	21,492,366
	KC Co., Ltd.	56,156	1,448,523
	KC Green Holdings Co., Ltd.	87,283	355,582
	KC Tech Co., Ltd.	66,992	1,800,612
	KCC Corp.	32,238	9,044,222
#	KCC Engineering & Construction Co., Ltd.	64,429	624,631
	KCC Glass Corp.	73,102	3,902,665
	KCI, Ltd.	7,564	64,973
	KCO Energy, Inc.	70	0
*	KEC Corp.	325,581	643,558
#	KEPCO Engineering & Construction Co., Inc.	43,939	1,513,837
	KEPCO Plant Service & Engineering Co., Ltd.	96,518	2,940,199
#*	KEYEAST Co., Ltd.	96,668	1,298,572
#	KG Eco Technology Service Co., Ltd.	104,491	627,816
#	Kginicis Co., Ltd.	111,969	2,009,066
	KGMobilians Co., Ltd.	75,381	731,630
*	KH Electron Co., Ltd.	139,397	147,398

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	KH FEELUX Co., Ltd.	359,304	$1,222,195
#*	KH Vatec Co., Ltd.	79,037	1,494,799
	Kia Corp.	855,441	59,335,415
*	KineMaster Corp.	12,611	609,489
	KINX, Inc.	6,680	414,694
	KISCO Corp.	130,306	1,380,292
	KISCO Holdings Co., Ltd.	45,474	804,907
	KISWIRE, Ltd.	61,657	1,504,417
#	KIWOOM Securities Co., Ltd.	75,749	8,969,104
	KL-Net Corp.	116,727	359,074
	KM Corp.	6,884	71,323
*	KMH Co., Ltd.	152,084	1,576,441
#*	KMW Co., Ltd.	40,886	2,103,356
#	Kocom Co., Ltd.	25,809	165,191
#	Koentec Co., Ltd.	75,676	616,424
	Koh Young Technology, Inc.	168,805	4,205,242
#	Kolmar BNH Co., Ltd.	44,329	2,020,050
#	Kolmar Korea Co., Ltd.	28,987	1,452,432
	Kolmar Korea Holdings Co., Ltd.	50,051	1,313,716
	Kolon Corp.	50,494	1,437,177
	Kolon Global Corp.	68,716	1,488,327
#	Kolon Industries, Inc.	162,748	8,806,234
*	Kolon Plastic, Inc.	69,690	407,534
	Komelon Corp.	7,669	89,236
	KoMiCo, Ltd.	12,964	744,445
*	Komipharm International Co., Ltd.	28,225	261,734
	Korea Aerospace Industries, Ltd.	242,168	7,081,036
*	Korea Airport Service Co., Ltd.	97	3,595
#	Korea Alcohol Industrial Co., Ltd.	74,450	979,031
	Korea Asset In Trust Co., Ltd.	255,135	1,061,591
	Korea Cast Iron Pipe Industries Co., Ltd.	29,890	278,746
#*	Korea Circuit Co., Ltd.	61,216	699,871
	Korea District Heating Corp.	17,444	666,092
	Korea Electric Power Corp., Sponsored ADR	672,517	7,115,230
	Korea Electric Power Corp.	328,558	6,972,812
	Korea Electric Terminal Co., Ltd.	47,531	3,164,978
	Korea Electronic Certification Authority, Inc.	46,611	315,869
	Korea Electronic Power Industrial Development Co., Ltd.	93,274	421,399
	Korea Export Packaging Industrial Co., Ltd.	9,242	205,761
	Korea Flange Co., Ltd.	151,815	412,973
*	Korea Gas Corp.	130,926	4,102,005
*	Korea Information & Communications Co., Ltd.	47,443	379,719
#	Korea Information Certificate Authority, Inc.	54,701	332,322
	Korea Investment Holdings Co., Ltd.	267,099	26,813,531
#*	Korea Line Corp.	1,107,527	3,507,167
#*	Korea Materials & Analysis Corp.	98,437	352,339
	Korea Petrochemical Ind Co., Ltd.	22,544	6,340,387
	Korea Real Estate Investment & Trust Co., Ltd.	771,733	1,603,150
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	96,257	13,215,656
#	Korea United Pharm, Inc.	48,035	2,251,541
	Korea Zinc Co., Ltd.	30,565	12,226,499
*	Korean Air Lines Co., Ltd.	1,191,624	28,684,153
	Korean Drug Co., Ltd.	11,632	114,104
	Korean Reinsurance Co.	612,431	5,044,655
#	Kortek Corp.	64,017	623,361
*	KOSES Co., Ltd.	16,065	122,713
#*	KPM Tech Co., Ltd.	284,510	740,832
	KPX Chemical Co., Ltd.	15,304	972,169
#*	KSIGN Co., Ltd.	111,591	189,572

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KSS LINE, Ltd.	136,658	$1,525,799
	KT Corp., Sponsored ADR	309,798	3,903,455
	KT Corp.	35,348	899,565
*	KT Hitel Co., Ltd.	95,811	1,063,227
	KT Skylife Co., Ltd.	180,547	1,436,632
#	KT Submarine Co., Ltd.	92,378	515,667
	KT&G Corp.	340,403	25,189,794
#	KTB Investment & Securities Co., Ltd.	309,983	1,615,548
#	KTCS Corp.	235,785	609,788
	Ktis Corp.	209,053	536,737
#*	Kuk Young G&M	79,758	201,174
#	Kukbo Design Co., Ltd.	21,962	451,640
#	Kukdo Chemical Co., Ltd.	21,325	1,729,049
	Kukdong Corp.	22,774	78,384
	Kukdong Oil & Chemicals Co., Ltd.	45,496	217,897
#*	Kuk-il Paper Manufacturing Co., Ltd.	363,623	2,055,163
*	Kukje Pharma Co., Ltd.	31,876	214,501
*	Kum Yang Co., Ltd.	61,888	280,149
#	Kumho Petrochemical Co., Ltd.	94,050	21,860,369
*	Kumho Tire Co., Inc.	609,813	2,200,811
	KUMHOE&C Co., Ltd.	97,708	880,898
	Kumkang Kind Co., Ltd.	118,779	676,251
	Kwang Dong Pharmaceutical Co., Ltd.	218,470	1,751,473
#	Kwang Myung Electric Co., Ltd.	106,295	259,461
	Kyeryong Construction Industrial Co., Ltd.	64,593	1,987,610
	Kyobo Securities Co., Ltd.	129,324	975,617
	Kyongbo Pharmaceutical Co., Ltd.	55,105	703,439
	Kyung Dong Navien Co., Ltd.	35,842	1,773,605
*	Kyung Nam Pharm Co., Ltd.	10,059	63,253
	Kyung Nong Corp.	12,631	165,732
#	Kyungbang Co., Ltd.	84,291	994,318
*	Kyungchang Industrial Co., Ltd.	12,186	35,793
	KyungDong City Gas Co., Ltd.	21,115	444,206
	Kyungdong Pharm Co., Ltd.	62,505	580,272
	Kyung-In Synthetic Corp.	97,671	602,153
	L&C Bio Co., Ltd.	24,530	719,331
	L&F Co., Ltd.	31,421	2,545,266
#*	LabGenomics Co., Ltd.	30,845	690,565
#	LB Semicon, Inc.	243,850	3,005,864
	Leadcorp, Inc. (The)	120,465	964,991
	LEENO Industrial, Inc.	43,827	6,388,312
#*	Leenos Corp.	85,201	118,869
	LF Corp.	138,946	2,261,052
	LG Chem, Ltd.	83,389	69,612,084
	LG Corp.	209,279	23,799,877
#*	LG Display Co., Ltd., ADR	512,387	5,523,532
#*	LG Display Co., Ltd.	1,624,028	35,268,366
	LG Electronics, Inc.	755,269	106,109,324
	LG Hausys, Ltd.	58,590	4,775,978
	LG HelloVision Co., Ltd.	251,531	1,202,911
	LG Household & Health Care, Ltd.	27,426	37,878,811
	LG Innotek Co., Ltd.	82,722	14,844,185
	LG International Corp.	223,277	6,165,467
	LG Uplus Corp.	1,320,165	15,640,290
	LIG Nex1 Co., Ltd.	48,734	1,730,823
#	Lion Chemtech Co., Ltd.	53,078	505,511
	LMS Co., Ltd.	33,118	315,911
*	Lock & Lock Co., Ltd.	87,156	1,198,952
*	Longtu Korea, Inc.	2,592	14,883

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LOT Vacuum Co., Ltd.	57,892	$893,476
#	Lotte Chemical Corp.	37,997	10,315,240
	Lotte Chilsung Beverage Co., Ltd.	11,265	1,415,743
	Lotte Confectionery Co., Ltd.	787	96,010
	Lotte Corp.	70,584	2,316,458
	LOTTE Fine Chemical Co., Ltd.	153,724	9,347,408
	Lotte Food Co., Ltd.	2,883	1,013,865
	LOTTE Himart Co., Ltd.	67,421	2,346,990
*	Lotte Non-Life Insurance Co., Ltd.	564,461	946,433
#	Lotte Shopping Co., Ltd.	40,801	4,535,123
#*	Lotte Tour Development Co., Ltd.	21,895	361,588
#	LS Cable & System Asia, Ltd.	52,587	378,380
	LS Corp.	60,655	3,971,009
	LS Electric Co., Ltd.	105,020	5,354,410
*	Lumens Co., Ltd.	236,917	293,914
*	Lutronic Corp.	71,530	746,191
*	LVMC Holdings	333,787	1,100,850
	Macquarie Korea Infrastructure Fund	1,339,920	14,511,271
	Maeil Dairies Co., Ltd.	5,310	356,000
	Maeil Holdings Co., Ltd.	46,573	418,340
	MAKUS, Inc.	17,927	95,200
#*	Mando Corp.	150,869	7,877,143
#*	Maniker Co., Ltd.	735,403	486,695
	Mcnex Co., Ltd.	69,880	2,998,330
#	ME2ON Co., Ltd.	194,785	1,178,720
	Mediana Co., Ltd.	14,857	228,721
#*	Medience Co., Ltd.	37,164	207,144
*	Medipost Co., Ltd.	10,552	321,604
	Medy-Tox, Inc.	27,799	4,354,752
*	Meerecompany, Inc.	15,910	538,222
#	MegaMD Co., Ltd.	34,084	185,425
#	MegaStudy Co., Ltd.	49,775	601,343
#	MegaStudyEdu Co., Ltd.	64,900	3,368,129
*	Mercury Corp.	8,628	73,654
	Meritz Financial Group, Inc.	297,335	4,776,602
	Meritz Fire & Marine Insurance Co., Ltd.	500,359	8,969,085
	Meritz Securities Co., Ltd.	1,834,640	7,954,372
	META BIOMED Co., Ltd.	46,200	113,702
#*	Mgame Corp.	85,404	634,299
	Mi Chang Oil Industrial Co., Ltd.	3,141	229,472
#*	MiCo, Ltd.	168,474	2,213,608
	Minwise Co., Ltd.	56,145	890,365
	Mirae Asset Life Insurance Co., Ltd.	453,305	1,636,388
	Mirae Asset Securities Co., Ltd.	1,291,908	11,573,851
	Mirae Asset Venture Investment Co., Ltd.	61,552	460,237
*	Mirae Corp.	4,821	66,917
	Miwon Chemicals Co., Ltd.	1,485	103,641
	Miwon Commercial Co., Ltd.	3,977	773,372
	Miwon Specialty Chemical Co., Ltd.	10,292	1,618,652
	MK Electron Co., Ltd.	117,641	1,203,245
*	MNTech Co., Ltd.	113,061	467,789
*	Mobile Appliance, Inc.	56,601	224,244
*	Modetour Network, Inc.	50,955	1,032,057
	Monalisa Co., Ltd.	53,629	248,631
	Moorim P&P Co., Ltd.	182,856	872,174
#	Moorim Paper Co., Ltd.	184,050	469,837
	Motonic Corp.	42,474	486,313
*	MP Group, Inc.	104,321	83,937
	mPlus Corp.	21,250	267,823

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Mr Blue Corp.	20,400	$199,196
	Muhak Co., Ltd.	85,392	623,150
#	Multicampus Co., Ltd.	17,880	539,891
*	MyungMoon Pharm Co., Ltd.	69,474	343,038
#	Nam Hwa Construction Co., Ltd.	34,033	335,422
#	Namhae Chemical Corp.	97,701	806,792
*	NamKwang Engineering & Construction Co., Ltd.	4,022	54,248
#*	Namsun Aluminum Co., Ltd.	565,100	1,972,992
	Namsung Corp.	39,569	136,953
*	Namu Tech Co., Ltd.	23,086	64,069
*	Namuga Co., Ltd.	32,504	266,122
	Namyang Dairy Products Co., Ltd.	2,107	610,424
*	NanoenTek, Inc.	6,498	62,072
*	Nanos Co., Ltd.	16,080	171,960
	Nasmedia Co., Ltd.	24,618	779,093
*	Nat Games Co., Ltd.	17,523	205,755
*	Nature & Environment Co., Ltd.	118,457	160,461
#*	Naturecell Co., Ltd.	18,927	165,638
	NAVER Corp.	155,028	49,922,420
*	NC& Co., Ltd.	19,756	89,875
	NCSoft Corp.	34,283	25,502,345
*	NDFOS Co., Ltd.	91,270	533,542
	NeoPharm Co., Ltd.	32,942	1,023,141
*	Neowiz	71,991	1,528,629
*	Neowiz Holdings Corp.	24,725	767,157
#*	NEPES Corp.	124,732	4,456,434
	Netmarble Corp.	28,980	3,358,250
	New Power Plasma Co., Ltd.	52,711	304,113
	Newtree Co., Ltd.	2,515	76,172
	Nexen Corp.	186,961	833,925
	Nexen Tire Corp.	307,849	2,418,622
*	Nexon GT Co., Ltd.	12,966	169,967
#*	Next Entertainment World Co., Ltd.	44,760	486,939
	NextEye Co., Ltd.	28,610	36,222
*	Nexturnbioscience Co., Ltd.	11,878	207,391
	NH Investment & Securities Co., Ltd.	515,094	5,931,300
*	NHN Corp.	42,986	2,812,899
*	NHN KCP Corp.	85,389	3,908,526
	NICE Holdings Co., Ltd.	201,303	3,489,019
	Nice Information & Telecommunication, Inc.	50,685	1,433,211
#	NICE Information Service Co., Ltd.	249,980	4,908,699
	NICE Total Cash Management Co., Ltd.	144,784	859,789
#*	NK Co., Ltd.	195,316	226,893
	Nong Shim Holdings Co., Ltd.	14,980	1,062,461
#	Nong Woo Bio Co., Ltd.	22,919	266,924
#	NongShim Co., Ltd.	16,116	4,123,984
	Noroo Holdings Co., Ltd.	17,027	224,571
#	NOROO Paint & Coatings Co., Ltd.	73,272	901,097
#	NOVAREX Co., Ltd.	10,173	384,611
	NPC	89,214	353,242
*	NS Co., Ltd.	13,557	126,037
#	NS Shopping Co., Ltd.	97,062	1,092,339
*	NSN Co., Ltd.	77,948	96,782
*	nTels Co., Ltd.	6,889	48,751
*	Nuintek Co., Ltd.	27,324	87,626
*	NuriFlex Co., Ltd.	46,052	299,689
*	NUVOTEC Co., Ltd.	46,960	64,253
	Oceanbridge Co., Ltd.	5,989	99,219
*	OCI Co., Ltd.	68,285	7,607,699

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Omnisystem Co., Ltd.	105,167	$210,659
	Openbase, Inc.	89,344	239,002
	Opto Device Technology Co., Ltd.	63,837	426,420
#	OptoElectronics Solutions Co., Ltd.	37,611	1,467,147
#*	OPTRON-TEC, Inc.	140,641	1,057,611
#*	Orbitech Co., Ltd.	60,366	463,724
*	Orientbio, Inc.	138,146	187,210
	Orion Corp.	30,176	3,169,753
#	Orion Holdings Corp.	208,868	3,298,076
#*	OSANGJAIEL Co., Ltd.	36,313	286,733
#	Osstem Implant Co., Ltd.	78,173	6,220,115
*	Osung Advanced Materials Co., Ltd.	231,893	827,669
	Ottogi Corp.	4,265	2,126,169
#	Paik Kwang Industrial Co., Ltd.	169,605	773,406
*	Pan Entertainment Co., Ltd.	12,882	81,748
	Pan Ocean Co., Ltd.	1,009,579	6,625,990
	Pang Rim Co., Ltd.	34,057	85,551
*	Pan-Pacific Co., Ltd.	215,720	547,461
*	Paradise Co., Ltd.	156,603	2,521,607
	Park Systems Corp.	8,045	1,045,393
#	Partron Co., Ltd.	335,922	3,200,576
*	Paru Co., Ltd.	54,666	62,405
*	Pearl Abyss Corp.	57,820	2,921,375
	People & Technology, Inc.	7,257	154,736
	PharmaResearch Co., Ltd.	12,639	793,770
#*	PharmGen Science, Inc.	51,632	728,703
*	Pharmicell Co., Ltd.	153,962	2,287,654
*	Philoptics Co., Ltd.	18,475	202,399
	PI Advanced Materials Co., Ltd.	85,454	3,668,563
	PLAYWITH, Inc.	9,149	82,144
	Point Engineering Co., Ltd.	24,367	75,141
*	Polaris Office Corp.	15,311	29,484
*	POLUS BioPharm, Inc.	44,171	9,121
	Poongsan Corp.	15,027	505,062
	POSCO, Sponsored ADR	361,579	29,436,146
	POSCO	186,218	60,858,768
	POSCO Chemical Co., Ltd.	48,625	6,464,024
#	Posco ICT Co., Ltd.	261,944	1,690,603
	Posco International Corp.	377,319	7,092,336
#	Posco M-Tech Co., Ltd.	120,524	916,677
#*	Power Logics Co., Ltd.	171,065	1,254,564
#	Protec Co., Ltd.	26,109	649,943
	PS TEC Co., Ltd.	37,133	190,306
#	PSK, Inc.	58,154	2,230,290
	Pulmuone Co., Ltd.	105,860	1,641,021
*	Puloon Technology, Inc.	17,744	177,899
#	Pungkuk Alcohol Industry Co., Ltd.	27,641	489,820
	Pyeong Hwa Automotive Co., Ltd.	70,469	622,564
	QSI Co., Ltd.	4,778	67,218
*	RaonSecure Co., Ltd.	39,956	156,316
	Rayence Co., Ltd.	31,992	380,098
*	Redrover Co., Ltd.	124,001	38,250
#	Reyon Pharmaceutical Co., Ltd.	22,037	401,013
	RFHIC Corp.	11,853	431,818
*	RFTech Co., Ltd.	93,446	605,960
*	Robostar Co., Ltd.	11,293	267,762
*	Robotis Co., Ltd.	3,909	58,054
#	Rsupport Co., Ltd.	56,877	457,997
	S Net Systems, Inc.	58,918	389,436

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	S&S Tech Corp.	39,811	$1,137,632
#*	S.Y. Co., Ltd.	147,220	506,037
	S-1 Corp.	82,528	6,042,502
	Sajo Industries Co., Ltd.	14,263	606,615
	Sajodaerim Corp.	2,461	41,326
*	Sajodongaone Co., Ltd.	20,593	24,555
*	Sam Chun Dang Pharm Co., Ltd.	33,712	1,563,590
#*	SAM KANG M&T Co., Ltd.	69,895	1,204,235
#	Sam Young Electronics Co., Ltd.	80,306	885,019
	Sam Yung Trading Co., Ltd.	88,339	1,343,127
	Sambo Corrugated Board Co., Ltd.	17,238	246,472
#*	Sambo Motors Co., Ltd.	77,790	491,325
*	Sambu Engineering & Construction Co., Ltd.	48,774	120,636
	Samchully Co., Ltd.	12,649	963,634
	Samchuly Bicycle Co., Ltd.	26,803	336,936
#	Samho Development Co., Ltd.	131,743	616,377
*	SAMHWA NETWORKS Co., Ltd.	20,044	66,914
	SAMHWA Paints Industrial Co., Ltd.	38,733	455,458
	Samick Musical Instruments Co., Ltd.	248,383	387,410
	Samick THK Co., Ltd.	36,331	535,304
	Samil Pharmaceutical Co., Ltd.	17,972	156,233
#	Samji Electronics Co., Ltd.	51,364	633,506
#	Samjin LND Co., Ltd.	95,857	324,343
	Samjin Pharmaceutical Co., Ltd.	78,769	1,915,699
*	Samkee Corp.	249,407	993,875
*	Sammok S-Form Co., Ltd.	29,195	388,730
#	SAMPYO Cement Co., Ltd.	212,168	1,027,845
*	Samsung Biologics Co., Ltd.	9,089	6,532,358
	Samsung C&T Corp.	167,098	20,334,927
#	Samsung Card Co., Ltd.	140,432	4,454,465
	Samsung Electro-Mechanics Co., Ltd.	240,915	38,500,718
	Samsung Electronics Co., Ltd.	17,111,392	1,247,171,999
*	Samsung Engineering Co., Ltd.	584,231	9,061,931
	Samsung Fire & Marine Insurance Co., Ltd.	134,688	23,928,255
*	Samsung Heavy Industries Co., Ltd.	1,348,972	9,053,053
	Samsung Life Insurance Co., Ltd.	154,077	11,283,461
*	Samsung Pharmaceutical Co., Ltd.	188,018	947,834
	Samsung Publishing Co., Ltd.	6,397	246,418
	Samsung SDI Co., Ltd.	36,176	21,115,211
	Samsung SDS Co., Ltd.	62,750	10,290,668
	Samsung Securities Co., Ltd.	264,678	10,113,845
	SAMT Co., Ltd.	320,421	840,773
#	Samwha Capacitor Co., Ltd.	41,217	2,378,183
#	Samwha Electric Co., Ltd.	16,326	503,884
	Samyang Corp.	25,145	1,323,202
	Samyang Foods Co., Ltd.	27,260	2,265,810
	Samyang Holdings Corp.	27,928	3,505,778
	Samyang Tongsang Co., Ltd.	11,508	853,682
#	Sang-A Frontec Co., Ltd.	27,525	1,221,725
*	Sangbo Corp.	126,479	198,586
#*	Sangsangin Co., Ltd.	298,441	1,819,515
	Sangsin Energy Display Precision Co., Ltd.	35,859	436,126
#	SaraminHR Co., Ltd.	39,297	1,231,897
#	Satrec Initiative Co., Ltd.	22,982	1,049,068
	SAVEZONE I&C Corp.	104,700	376,898
*	SBI Investment Korea Co., Ltd.	193,051	366,860
*	SBS Media Holdings Co., Ltd.	204,321	474,745
#*	SBW	1,464,679	819,107
	SCI Information Service, Inc.	21,323	82,041

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	S-Connect Co., Ltd.	230,038	$466,192
#*	SD Biotechnologies Co., Ltd.	36,398	156,847
#*	SDN Co., Ltd.	201,770	522,530
	Seah Besteel Corp.	93,184	2,180,833
	SeAH Holdings Corp.	495	44,402
	SeAH Steel Corp.	14,514	1,527,127
#	SeAH Steel Holdings Corp.	12,030	797,328
	Sebang Co., Ltd.	83,997	1,146,841
	Sebang Global Battery Co., Ltd.	48,215	3,730,750
#	Seegene, Inc.	107,895	9,059,048
	Sejin Heavy Industries Co., Ltd.	51,741	334,859
	Sejong Industrial Co., Ltd.	91,862	710,382
*	Sejong Telecom, Inc.	1,779,080	1,254,114
*	Sekonix Co., Ltd.	45,425	262,990
#*	Selvas AI, Inc.	76,838	354,916
	Sempio Foods Co.	8,094	348,146
	Semyung Electric Machinery Co., Ltd.	4,892	20,856
#	S-Energy Co., Ltd.	94,739	511,606
#	Seobu T&D	208,602	1,478,570
#	Seohan Co., Ltd.	523,713	813,070
#*	Seojin System Co., Ltd.	27,595	1,079,328
*	Seoul Auction Co., Ltd.	19,129	243,611
#*	Seoul Food Industrial Co., Ltd.	1,169,428	407,684
#*	Seoul Pharma Co., Ltd.	20,628	165,888
	Seoul Semiconductor Co., Ltd.	193,052	3,249,170
	Seoul Viosys Co., Ltd.	29,246	453,701
#	Seoulin Bioscience Co., Ltd.	28,953	371,889
	SEOWONINTECH Co., Ltd.	30,019	208,403
	Seoyon Co., Ltd.	124,856	2,147,399
	Seoyon E-Hwa Co., Ltd.	36,254	287,583
	Sewha P&C, Inc.	18,342	65,724
#*	Sewon E&C Co., Ltd.	190,028	299,678
	Sewon Precision Industry Co., Ltd.	8,303	11,323
	SEWOONMEDICAL Co., Ltd.	119,343	631,694
	SFA Engineering Corp.	118,581	4,448,731
*	SFA Semicon Co., Ltd.	400,382	2,826,548
#*	SG Corp.	380,523	253,605
*	SG Global Co., Ltd.	42,966	149,386
	SGC e Tec E&C Co., Ltd.	10,203	569,989
	SGC Energy Co., Ltd.	46,319	1,936,345
#*	SH Energy & Chemical Co., Ltd.	492,639	495,008
	Shin Heung Energy & Electronics Co., Ltd.	13,747	600,846
#	Shin Poong Pharmaceutical Co., Ltd.	32,981	2,068,098
	Shindaeyang Paper Co., Ltd.	15,591	1,116,078
	Shinhan Financial Group Co., Ltd.	1,478,212	53,120,269
	Shinhan Financial Group Co., Ltd., ADR	296,626	10,601,413
#	Shinil Electronics Co., Ltd.	224,260	446,404
	Shinsegae Engineering & Construction Co., Ltd.	20,226	825,830
	Shinsegae Food Co., Ltd.	12,767	927,602
#	Shinsegae International, Inc.	10,333	1,895,913
	Shinsegae, Inc.	46,436	12,662,781
	Shinsung Delta Tech Co., Ltd.	40,572	356,825
#*	Shinsung E&G Co., Ltd.	233,183	660,981
#*	Shinsung Tongsang Co., Ltd.	473,213	744,011
	Shinwha Intertek Corp.	234,318	734,196
#*	Shinwon Corp.	300,027	449,988
	Shinyoung Securities Co., Ltd.	26,629	1,489,397
#*	SHOWBOX Corp.	283,166	1,071,277
*	Signetics Corp.	272,494	336,356

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SIGONG TECH Co., Ltd.	54,078	$411,329
	Silicon Works Co., Ltd.	52,466	4,487,395
	Silla Co., Ltd.	40,398	420,407
#	SIMMTECH Co., Ltd.	125,218	2,547,341
	SIMPAC, Inc.	77,838	327,483
*	Sindoh Co., Ltd.	29,934	860,714
	Sinil Pharm Co., Ltd.	25,346	347,048
#*	SinSin Pharmaceutical Co., Ltd.	16,393	120,884
	SK Chemicals Co., Ltd.	17,862	4,254,899
	SK D&D Co., Ltd.	26,088	856,019
	SK Discovery Co., Ltd.	103,612	5,365,393
	SK Gas, Ltd.	575	51,884
	SK Holdings Co., Ltd.	66,171	16,353,470
	SK Hynix, Inc.	1,804,846	205,899,129
*	SK Innovation Co., Ltd.	99,025	23,951,565
#	SK Materials Co., Ltd.	20,083	6,051,207
	SK Networks Co., Ltd.	1,450,125	6,887,255
#	SK Securities Co., Ltd.	2,444,970	2,246,939
	SK Telecom Co., Ltd., Sponsored ADR	28,295	849,982
	SK Telecom Co., Ltd.	82,399	22,443,383
	SKC Co., Ltd.	59,577	7,214,839
	SL Corp.	96,561	1,964,774
*	SM Culture & Contents Co., Ltd.	84,196	127,914
*	SM Entertainment Co., Ltd.	61,750	1,671,830
#*	S-MAC Co., Ltd.	861,286	1,200,621
	SMCore, Inc.	22,645	160,850
*	SMEC Co., Ltd.	156,448	255,438
	SNT Dynamics Co., Ltd.	139,030	1,017,022
	SNT Energy Co., Ltd.	5,847	97,077
	SNT Holdings Co., Ltd.	52,159	856,320
	SNT Motiv Co., Ltd.	69,815	3,830,941
*	SNU Precision Co., Ltd.	68,293	260,531
*	S-Oil Corp.	54,864	4,261,090
#*	Solborn, Inc.	39,153	302,029
*	Solid, Inc.	81,917	540,508
	Solus Advanced Materials Co., Ltd.	96,064	4,334,942
	Songwon Industrial Co., Ltd.	150,359	2,834,950
#*	Sonokong Co., Ltd.	62,623	198,850
	Soosan Heavy Industries Co., Ltd.	68,745	373,005
#	Soulbrain Co., Ltd.	16,712	5,313,303
*	Soulbrain Holdings Co., Ltd.	34,719	1,304,289
	SPC Samlip Co., Ltd.	18,575	1,172,040
	SPG Co., Ltd.	49,432	475,619
	Spigen Korea Co., Ltd.	17,324	965,729
#	Ssangyong Cement Industrial Co., Ltd.	504,185	3,511,643
*	Ssangyong Motor Co.	175,845	328,420
*	ST Pharm Co., Ltd.	24,566	2,512,149
*	Straffic Co., Ltd.	17,585	116,980
#*	Studio Dragon Corp.	16,925	1,567,573
	Suheung Co., Ltd.	46,167	2,218,364
	Sun Kwang Co., Ltd.	26,496	890,179
#*	SundayToz Corp.	23,349	487,478
	Sung Bo Chemicals Co., Ltd.	60,663	259,059
#	Sung Kwang Bend Co., Ltd.	146,579	1,393,894
#*	Sungchang Enterprise Holdings, Ltd.	298,320	773,100
	Sungdo Engineering & Construction Co., Ltd.	78,386	446,386
	Sungshin Cement Co., Ltd.	151,889	1,418,357
	Sungwoo Hitech Co., Ltd.	417,416	2,117,011
#	Sunjin Co., Ltd.	92,108	1,629,748

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Sunny Electronics Corp.	119,120	$381,424
#*	Suprema, Inc.	23,021	551,318
	SV Investment Corp.	73,497	293,300
*	Synergy Innovation Co., Ltd.	46,900	142,511
*	Synopex, Inc.	309,966	1,041,642
	Systems Technology, Inc.	67,715	1,162,835
*	T Scientific Co., Ltd.	75,038	225,650
	Tae Kyung Industrial Co., Ltd.	49,374	306,486
	Taekwang Industrial Co., Ltd.	2,360	2,208,713
*	Taewoong Co., Ltd.	65,836	739,830
#	Taeyoung Engineering & Construction Co., Ltd.	199,845	2,332,380
*	Taihan Electric Wire Co., Ltd.	942,855	966,349
*	Taihan Fiberoptics Co., Ltd.	284,013	811,362
*	Taihan Textile Co., Ltd.	3,340	132,238
#*	Tailim Packaging Co., Ltd.	86,426	396,875
#	TechWing, Inc.	74,580	1,684,369
*	Tego Science, Inc.	2,141	54,310
*	Telcon RF Pharmaceutical, Inc.	175,381	777,850
*	Telechips, Inc.	38,499	552,888
	TES Co., Ltd.	58,139	1,782,596
	Tesna, Inc.	22,388	976,698
*	Theragen Etex Co., Ltd.	36,072	285,637
*	Thinkware Systems Corp.	54,296	754,113
#*	TK Chemical Corp.	413,723	2,457,329
	TK Corp.	113,007	1,110,275
*	TOBESOFT Co., Ltd.	32,350	64,956
	Tokai Carbon Korea Co., Ltd.	35,012	6,129,914
	Tongyang Life Insurance Co., Ltd.	334,633	1,430,373
#	Tongyang, Inc.	994,398	1,238,773
*	Tonymoly Co., Ltd.	15,374	106,255
*	Top Engineering Co., Ltd.	77,846	637,622
#	Toptec Co., Ltd.	95,895	1,045,759
*	Tovis Co., Ltd.	108,388	760,858
	TS Corp.	300,707	962,521
	TSE Co., Ltd.	6,932	388,924
*	TY Holdings Co., Ltd.	192,662	4,668,956
#*	TYM., Corp.	697,095	1,032,116
	UBCare Co., Ltd.	73,933	523,748
	Ubiquoss Holdings, Inc.	26,027	483,897
#	Ubiquoss, Inc.	37,938	696,154
*	UIL Co., Ltd.	73,832	266,181
	Uju Electronics Co., Ltd.	50,213	1,246,267
	Uni-Chem Co., Ltd.	21,981	33,306
*	Unick Corp.	63,959	434,129
	Unid Co., Ltd.	47,148	3,627,807
*	Union Korea Pharm Co., Ltd.	7,411	99,003
	Union Materials Corp.	59,762	207,808
	Union Semiconductor Equipment & Materials Co., Ltd.	92,662	1,154,813
#	Uniquest Corp.	63,201	599,188
*	Unitekno Co., Ltd.	7,423	46,161
#*	UniTest, Inc.	51,310	1,045,073
	Unitrontech Co., Ltd.	10,180	65,232
	UTI, Inc.	11,016	187,691
	Value Added Technology Co., Ltd.	47,834	1,305,505
*	Very Good Tour Co., Ltd.	15,471	156,861
	Viatron Technologies, Inc.	47,800	517,041
#*	VICTEK Co., Ltd.	75,937	510,527
*	Vidente Co., Ltd.	82,461	862,166
	Vieworks Co., Ltd.	39,106	1,321,217

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Visang Education, Inc.	43,584	$313,796
#	Vitzrocell Co., Ltd.	84,933	1,092,964
*	Vivien Corp.	37,287	114,809
*	Vivozon Healthcare, Inc.	203,412	279,971
#*	VT GMP Co., Ltd.	20,525	165,736
*	W Holding Co., Ltd.	1,003,924	290,613
	Webcash Corp.	6,623	475,184
*	Webzen, Inc.	65,124	2,022,350
#*	Welcron Co., Ltd.	23,706	103,562
	Wemade Co., Ltd.	33,329	1,553,457
	Whanin Pharmaceutical Co., Ltd.	49,039	920,683
*	WI Co., Ltd.	96,880	118,883
	Wiable Corp.	63,593	256,138
#*	WillBes & Co. (The)	375,945	738,460
	Winix, Inc.	52,263	1,084,256
*	Winpac, Inc.	43,304	93,602
	Wins Co., Ltd.	39,739	597,492
#	WiSoL Co., Ltd.	197,113	2,258,425
*	WIZIT Co., Ltd.	316,484	479,942
*	WONIK CUBE Corp.	64,656	306,071
#*	Wonik Holdings Co., Ltd.	282,483	1,690,266
	WONIK IPS Co., Ltd.	84,923	3,851,448
#	Wonik Materials Co., Ltd.	49,893	1,701,357
*	Wonik Pne Co., Ltd.	52,975	963,141
*	Wonik QnC Corp.	45,661	1,117,937
*	WooGene B&G Co., Ltd.	33,519	84,614
	Woojin Plaimm Co., Ltd.	9,262	45,938
	Woojin, Inc.	10,731	49,540
*	Woongjin Co., Ltd.	0	0
	Woongjin Thinkbig Co., Ltd.	8,282	29,912
	Woori Financial Group, Inc.	1,741,192	16,736,057
	Woori Investment Bank Co., Ltd.	2,043,055	1,589,111
*	Woori Technology Investment Co., Ltd.	112,919	1,009,618
#*	Woori Technology, Inc.	183,605	219,276
#	Woorison F&G Co., Ltd.	172,798	370,940
#	Woory Industrial Co., Ltd.	33,002	774,161
#*	Woosu AMS Co., Ltd.	78,132	419,257
	WooSung Feed Co., Ltd.	13,384	446,646
	Worldex Industry & Trading Co., Ltd.	24,543	619,230
*	Wysiwyg Studios Co., Ltd.	22,353	236,181
	Y G-1 Co., Ltd.	113,580	947,339
*	Y-entec Co., Ltd.	35,453	535,736
	Yeong Hwa Metal Co., Ltd.	85,810	149,620
*	Yest Co., Ltd.	20,395	283,689
*	YG Entertainment, Inc.	30,750	1,145,999
*	YIK Corp.	20,262	126,713
*	YJM Games Co., Ltd.	128,890	233,264
	YMC Co., Ltd.	39,216	295,646
*	YMT Co., Ltd.	17,359	348,760
#	Yonwoo Co., Ltd.	22,062	553,606
	Yoosung Enterprise Co., Ltd.	119,745	366,163
	Youlchon Chemical Co., Ltd.	56,292	1,252,736
	Young Poong Corp.	2,563	1,562,225
	Young Poong Precision Corp.	60,056	534,493
	Youngone Corp.	147,354	5,796,357
	Youngone Holdings Co., Ltd.	40,502	1,731,489
*	YoungWoo DSP Co., Ltd.	112,767	289,574
	YTN Co., Ltd.	12,525	43,948
	Yuanta Securities Korea Co., Ltd.	804,299	3,133,342

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Yuhan Corp.	127,658	$7,360,221
	YuHwa Securities Co., Ltd.	32,205	76,506
*	Yujin Robot Co., Ltd.	15,214	55,481
*	Yungjin Pharmaceutical Co., Ltd.	265,384	1,543,530
*	Yuyang DNU Co., Ltd.	19,090	7,852
#	Yuyu Pharma, Inc.	29,378	287,366
#	Zeus Co., Ltd.	33,358	825,725
	Zinus, Inc.	7,002	523,856

TOTAL SOUTH KOREA			4,466,191,232

TAIWAN — (16.3%)
	Aaeon Technology, Inc.	5,000	12,727
#	ABC Taiwan Electronics Corp.	440,613	526,902
	Ability Enterprise Co., Ltd.	1,918,974	1,270,572
#*	Ability Opto-Electronics Technology Co., Ltd.	376,471	1,170,260
#	AcBel Polytech, Inc.	1,913,468	2,012,544
	Accton Technology Corp.	1,764,369	19,978,090
#	Ace Pillar Co., Ltd.	190,000	183,578
#	Acer, Inc.	11,497,595	14,052,291
#	ACES Electronic Co., Ltd.	871,000	1,392,623
#*	Acon Holding, Inc.	1,339,000	600,301
#	Acter Group Corp., Ltd.	322,561	2,304,351
	Action Electronics Co., Ltd.	1,183,000	702,902
#	Actron Technology Corp.	319,757	1,370,916
#	A-DATA Technology Co., Ltd.	957,465	4,107,580
#	Addcn Technology Co., Ltd.	134,146	1,159,461
#	Advanced Ceramic X Corp.	206,000	3,912,815
	Advanced International Multitech Co., Ltd.	867,000	2,607,413
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	59,619	22,828
#*	Advanced Optoelectronic Technology, Inc.	451,000	562,678
#	Advanced Power Electronics Corp.	59,000	170,571
#	Advancetek Enterprise Co., Ltd.	1,501,662	976,017
#	Advantech Co., Ltd.	942,465	11,924,872
	Aerospace Industrial Development Corp.	3,033,000	3,258,977
#*	AGV Products Corp.	2,882,603	1,339,449
	Airmate Cayman International Co., Ltd.	19,682	19,548
	Airtac International Group	228,299	9,528,326
#	Alchip Technologies, Ltd.	211,000	3,724,027
#	Alcor Micro Corp.	189,000	321,504
#*	ALI Corp.	1,258,256	1,561,164
#	Allied Circuit Co., Ltd.	92,000	381,059
#	Allis Electric Co., Ltd.	666,855	637,757
#	Alltek Technology Corp.	829,304	869,480
#	Alltop Technology Co., Ltd.	73,531	418,945
#	Alpha Networks, Inc.	2,383,873	2,987,610
#	Altek Corp.	1,787,159	2,691,914
#	Amazing Microelectronic Corp.	450,085	2,576,473
*	Ambassador Hotel (The)	1,675,000	1,755,168
#	Ampire Co., Ltd.	330,000	316,746
	AMPOC Far-East Co., Ltd.	569,567	820,468
#*	AmTRAN Technology Co., Ltd.	5,710,944	4,070,800
#	Anderson Industrial Corp.	296,247	126,903
#	Anpec Electronics Corp.	426,702	2,183,620
#	Apacer Technology, Inc.	631,005	1,266,966
#	APAQ Technology Co., Ltd.	259,520	659,090
#	APCB, Inc.	1,086,000	860,158
#	Apex Biotechnology Corp.	530,625	489,320
#	Apex International Co., Ltd.	791,916	1,886,781
#	Apex Medical Corp.	353,463	399,853

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Apex Science & Engineering	567,870	$298,112
#	Arcadyan Technology Corp.	711,759	2,857,048
	Ardentec Corp.	3,183,993	5,351,328
#	Argosy Research, Inc.	88,391	360,996
	ASE Technology Holding Co., Ltd., ADR	140,935	1,171,170
	ASE Technology Holding Co., Ltd.	12,296,387	51,383,365
#	Asia Cement Corp.	9,358,655	16,647,457
#	Asia Electronic Material Co., Ltd.	211,000	191,583
#	Asia Optical Co., Inc.	1,165,000	3,693,649
*	Asia Pacific Telecom Co., Ltd.	6,898,415	2,478,790
#*	Asia Plastic Recycling Holding, Ltd.	1,417,533	452,566
#	Asia Polymer Corp.	2,379,273	2,979,311
#	Asia Tech Image, Inc.	306,000	629,420
	Asia Vital Components Co., Ltd.	1,714,864	4,342,347
#	ASMedia Technology, Inc.	82,048	3,410,883
	ASPEED Technology, Inc.	100,999	7,539,074
#	ASROCK, Inc.	202,000	1,225,874
	Asustek Computer, Inc.	1,473,861	19,740,362
	Aten International Co., Ltd.	532,715	1,685,999
#*	AU Optronics Corp.	18,440,497	21,587,405
#	Audix Corp.	575,375	1,131,533
#	AURAS Technology Co., Ltd.	516,303	3,373,495
#	Aurona Industries, Inc.	463,000	383,845
#	Aurora Corp.	339,258	1,117,805
#	Avalue Technology, Inc.	365,000	744,727
	AVY Precision Technology, Inc.	853,396	959,837
	Awea Mechantronic Co., Ltd.	161,062	225,879
#	Axiomtek Co., Ltd.	314,000	624,942
#*	Azurewave Technologies, Inc.	57,000	63,678
	Bank of Kaohsiung Co., Ltd.	4,512,321	1,909,196
	Baolong International Co., Ltd.	140,000	110,328
#	Basso Industry Corp.	728,284	1,298,082
#	BenQ Materials Corp.	1,015,000	1,169,205
	BES Engineering Corp.	9,474,050	3,656,023
#	Bin Chuan Enterprise Co., Ltd.	732,257	866,229
	Bionet Corp.	41,000	62,143
	Bionime Corp.	157,000	451,112
*	Biostar Microtech International Corp.	1,240,712	1,361,651
#	Bioteque Corp.	393,680	1,760,234
#	Bizlink Holding, Inc.	748,291	6,925,113
#	Bon Fame Co., Ltd.	142,000	231,972
#	Bright Led Electronics Corp.	507,180	383,540
#	Brighton-Best International Taiwan, Inc.	425,749	589,188
#	C Sun Manufacturing, Ltd.	803,740	1,632,412
*	Cameo Communications, Inc.	1,582,435	814,279
#	Capital Futures Corp.	647,808	1,024,453
	Capital Securities Corp.	11,100,614	7,646,562
#	Career Technology MFG. Co., Ltd.	3,699,001	4,584,303
#	Carnival Industrial Corp.	623,530	329,176
#	Caswell, Inc.	97,000	590,220
	Catcher Technology Co., Ltd.	2,450,872	17,295,162
	Cathay Chemical Works	32,000	27,023
	Cathay Financial Holding Co., Ltd.	14,579,816	27,218,105
	Cathay Real Estate Development Co., Ltd.	5,096,600	3,903,463
#	Cayman Engley Industrial Co., Ltd.	308,801	1,260,840
#	CCP Contact Probes Co., Ltd.	46,000	73,894
#	Celxpert Energy Corp.	558,000	1,051,712
#	Center Laboratories, Inc.	1,365,975	3,260,966
#	Central Reinsurance Co., Ltd.	1,025,312	886,165

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chailease Holding Co., Ltd.	5,053,003	$36,412,255
#*	Chain Chon Industrial Co., Ltd.	966,000	705,229
#	ChainQui Construction Development Co., Ltd.	761,946	605,008
#*	Champion Building Materials Co., Ltd.	2,353,390	1,345,321
	Chang Hwa Commercial Bank, Ltd.	22,306,169	14,265,687
#	Chang Wah Electromaterials, Inc.	1,908,190	2,702,070
#	Chang Wah Technology Co., Ltd.	502,980	1,284,891
#	Channel Well Technology Co., Ltd.	997,000	2,131,867
#	Chant Sincere Co., Ltd.	124,000	182,882
	Charoen Pokphand Enterprise	1,028,620	2,928,321
#	CHC Healthcare Group.	560,000	774,842
#	CHC Resources Corp.	447,048	775,193
#	Chen Full International Co., Ltd.	514,000	777,514
#	Chenbro Micom Co., Ltd.	521,000	1,601,254
*	Cheng Fwa Industrial Co., Ltd.	58,000	24,439
#	Cheng Loong Corp.	4,835,160	7,722,949
#*	Cheng Mei Materials Technology Corp.	4,388,200	2,218,010
	Cheng Shin Rubber Industry Co., Ltd.	7,889,508	15,216,502
#	Cheng Uei Precision Industry Co., Ltd.	3,159,630	5,215,892
#	Chenming Electronic Technology Corp.	748,708	421,290
#	Chia Chang Co., Ltd.	766,000	1,273,012
#	Chia Hsin Cement Corp.	3,104,747	2,886,317
#	Chian Hsing Forging Industrial Co., Ltd.	262,000	468,038
	Chicony Electronics Co., Ltd.	3,314,689	9,979,952
#	Chicony Power Technology Co., Ltd.	1,127,696	2,987,940
#	Chieftek Precision Co., Ltd.	364,375	1,568,653
#	Chien Kuo Construction Co., Ltd.	1,237,364	659,693
#	Chilisin Electronics Corp.	1,255,925	4,958,383
#	Chime Ball Technology Co., Ltd.	162,282	199,264
*	China Airlines, Ltd.	15,642,057	11,854,239
#	China Bills Finance Corp.	3,836,000	2,272,727
	China Chemical & Pharmaceutical Co., Ltd.	1,526,000	1,325,385
	China Development Financial Holding Corp.	38,414,157	17,894,261
	China Ecotek Corp.	132,000	200,600
#	China Electric Manufacturing Corp.	1,845,658	935,513
#	China Fineblanking Technology Co., Ltd.	322,620	542,056
#	China General Plastics Corp.	2,599,626	4,067,672
#	China Glaze Co., Ltd.	706,022	448,967
	China Life Insurance Co., Ltd.	3,686,223	3,490,715
*	China Man-Made Fiber Corp.	7,543,488	3,470,564
#	China Metal Products	2,429,405	3,344,982
*	China Motor Corp.	1,607,286	4,116,901
#	China Petrochemical Development Corp.	21,278,941	12,064,113
#	China Steel Chemical Corp.	927,998	3,924,798
	China Steel Corp.	39,495,440	55,274,239
#	China Steel Structure Co., Ltd.	538,000	934,472
#	China Wire & Cable Co., Ltd.	1,045,680	1,338,609
#	Chinese Maritime Transport, Ltd.	573,964	1,105,664
#	Ching Feng Home Fashions Co., Ltd.	640,659	582,119
	Chin-Poon Industrial Co., Ltd.	2,777,617	3,606,438
	Chipbond Technology Corp.	4,741,000	13,082,776
	ChipMOS Techinologies, Inc.	2,687,155	4,543,555
	ChipMOS Technologies, Inc., ADR	62,027	2,112,034
	Chlitina Holding, Ltd.	350,000	2,632,732
#	Chong Hong Construction Co., Ltd.	1,068,739	3,169,943
	Chroma ATE, Inc.	1,281,705	8,856,954
#	Chun YU Works & Co., Ltd.	1,416,000	1,679,725
#	Chun Yuan Steel Industry Co., Ltd.	2,745,177	2,426,194
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,507,500	4,767,861

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Chung Hung Steel Corp.	4,630,926	$7,017,351
	Chung Hwa Food Industrial Co., Ltd.	16,650	72,975
#*	Chung Hwa Pulp Corp.	2,919,308	2,722,513
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	212,000	491,335
#	Chunghwa Precision Test Tech Co., Ltd.	130,000	3,434,607
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	284,819	11,634,856
	Chunghwa Telecom Co., Ltd.	6,972,000	28,420,141
	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,505,000	770,353
	Cleanaway Co., Ltd.	567,000	3,575,959
	Clevo Co.	3,460,482	4,022,090
#	CMC Magnetics Corp.	8,037,944	3,490,398
#	CoAsia Electronics Corp.	500,454	269,701
	Collins Co., Ltd.	280,060	167,416
	Compal Electronics, Inc.	26,257,560	23,403,144
#	Compeq Manufacturing Co., Ltd.	6,634,000	10,261,226
#	Compucase Enterprise	358,000	608,516
#	Concord Securities Co., Ltd.	4,008,671	2,724,896
#	Concraft Holding Co., Ltd.	491,931	1,159,034
#	Continental Holdings Corp.	2,846,250	2,935,189
#	Contrel Technology Co., Ltd.	783,000	533,636
#	Coremax Corp.	356,233	1,100,872
#	Coretronic Corp.	2,916,600	6,396,394
#	Co-Tech Development Corp.	918,800	2,704,879
#	Cowealth Medical Holding Co., Ltd.	180,369	189,794
#*	Coxon Precise Industrial Co., Ltd.	385,000	255,920
	Creative Sensor, Inc.	631,000	561,167
#*	CSBC Corp. Taiwan	1,949,712	1,758,944
	CTBC Financial Holding Co., Ltd.	64,354,931	52,374,717
#	CTCI Corp.	3,480,896	4,914,369
#	C-Tech United Corp.	174,819	155,184
#	Cub Elecparts, Inc.	308,765	2,567,626
#	CviLux Corp.	649,378	1,063,113
	Cyberlink Corp.	49,504	158,471
#	CyberPower Systems, Inc.	264,000	821,364
#	CyberTAN Technology, Inc.	2,403,873	1,741,917
#	Cypress Technology Co., Ltd.	314,589	564,563
#	DA CIN Construction Co., Ltd.	1,710,809	2,246,787
	Dadi Early-Childhood Education Group, Ltd.	170,502	1,102,579
	Dafeng TV, Ltd.	396,061	647,706
#	Da-Li Development Co., Ltd.	1,426,115	1,581,955
*	Danen Technology Corp.	464,279	297,912
	Darfon Electronics Corp.	1,236,700	2,255,595
#*	Darwin Precisions Corp.	2,750,304	1,672,882
#	Daxin Materials Corp.	334,500	1,126,847
#	De Licacy Industrial Co., Ltd.	1,599,469	1,038,331
#	Delpha Construction Co., Ltd.	1,214,805	630,903
#	Delta Electronics, Inc.	3,566,028	38,202,559
	Depo Auto Parts Ind Co., Ltd.	932,634	2,161,259
#	Dimerco Data System Corp.	56,000	146,153
#	Dimerco Express Corp.	825,000	2,343,957
#*	D-Link Corp.	2,596,758	2,109,999
	Draytek Corp.	173,000	162,267
#	Dyaco International, Inc.	43,408	162,690
#	DYNACOLOR, Inc.	243,000	273,422
#*	Dynamic Electronics Co., Ltd.	1,097,693	882,956
	Dynapack International Technology Corp.	874,000	3,660,102
	E Ink Holdings, Inc.	3,380,000	7,979,392
	E.Sun Financial Holding Co., Ltd.	43,437,201	41,859,469
	Eastern Media International Corp.	2,503,615	1,553,646

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Eclat Textile Co., Ltd.	761,518	$14,580,989
#	ECOVE Environment Corp.	166,000	1,328,627
#	Edimax Technology Co., Ltd.	1,232,423	630,744
#	Edison Opto Corp.	663,000	511,501
#	Edom Technology Co., Ltd.	1,289,038	1,730,464
#	eGalax_eMPIA Technology, Inc.	329,451	834,333
#	Egis Technology, Inc.	517,000	3,013,605
#	Elan Microelectronics Corp.	1,424,026	10,807,435
#	E-LIFE MALL Corp.	407,000	1,229,074
#	Elite Advanced Laser Corp.	839,320	1,909,642
	Elite Material Co., Ltd.	1,805,839	11,407,719
#	Elite Semiconductor Microelectronics Technology, Inc.	1,504,390	8,912,814
#*	Elitegroup Computer Systems Co., Ltd.	2,026,028	1,979,280
#	eMemory Technology, Inc.	190,000	6,927,428
#	Emerging Display Technologies Corp.	789,000	722,565
#	Ennoconn Corp.	403,751	3,348,435
#*	Ennostar, Inc.	4,235,431	12,198,705
#	EnTie Commercial Bank Co., Ltd.	2,316,166	1,256,602
#*	Epileds Technologies, Inc.	362,000	337,626
	Eslite Spectrum Corp. (The)	33,550	90,084
#	Eson Precision Ind. Co., Ltd.	700,000	1,657,644
	Eternal Materials Co., Ltd.	5,301,999	8,670,598
*	Etron Technology, Inc.	446,434	484,006
#	Eurocharm Holdings Co., Ltd.	157,000	867,514
	Eva Airways Corp.	14,428,695	9,713,291
*	Everest Textile Co., Ltd.	3,200,684	1,202,278
	Evergreen International Storage & Transport Corp.	3,975,000	3,481,009
*	Evergreen Marine Corp. Taiwan, Ltd.	9,552,920	26,875,526
	Everlight Chemical Industrial Corp.	3,030,756	2,070,504
#	Everlight Electronics Co., Ltd.	3,527,570	5,836,191
#*	Everspring Industry Co., Ltd.	545,000	355,003
#	Excellence Opto, Inc.	141,000	163,216
#	Excelliance Mos Corp.	147,000	903,993
#	Excelsior Medical Co., Ltd.	1,027,707	2,170,704
#	EZconn Corp.	348,600	445,841
#	Far Eastern Department Stores, Ltd.	10,149,000	9,078,810
	Far Eastern International Bank	24,723,041	9,853,909
#	Far Eastern New Century Corp.	10,910,705	12,940,304
	Far EasTone Telecommunications Co., Ltd.	6,684,000	15,564,038
#	Faraday Technology Corp.	1,044,893	2,778,219
#	Farglory F T Z Investment Holding Co., Ltd.	725,385	845,804
	Farglory Land Development Co., Ltd.	2,192,105	4,516,735
#*	Federal Corp.	2,584,938	2,357,104
#	Feedback Technology Corp.	167,200	442,687
#	Feng Hsin Steel Co., Ltd.	2,921,131	9,219,667
#	Feng TAY Enterprise Co., Ltd.	1,243,785	9,206,449
	Firich Enterprises Co., Ltd.	11,178	15,315
*	First Copper Technology Co., Ltd.	610,000	1,314,340
	First Financial Holding Co., Ltd.	26,598,335	21,754,093
#	First Hi-Tec Enterprise Co., Ltd.	331,496	772,670
	First Hotel	1,220,293	657,888
#	First Insurance Co., Ltd. (The)	2,157,640	1,065,253
#	First Steamship Co., Ltd.	4,441,961	2,499,182
#*	FIT Holding Co., Ltd.	895,436	1,013,918
#	FLEXium Interconnect, Inc.	1,867,724	7,924,140
#	Flytech Technology Co., Ltd.	677,070	1,628,608
#	Forest Water Environment Engineering Co., Ltd.	238,277	349,486
#	Formosa Advanced Technologies Co., Ltd.	1,321,000	2,061,755
	Formosa Chemicals & Fibre Corp.	5,595,198	18,139,663

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Formosa International Hotels Corp.	330,975	$1,767,551
#*	Formosa Laboratories, Inc.	583,467	1,204,129
#	Formosa Oilseed Processing Co., Ltd.	304,891	656,949
#	Formosa Optical Technology Co., Ltd.	200,000	451,732
	Formosa Petrochemical Corp.	1,294,000	4,782,698
	Formosa Plastics Corp.	4,816,770	18,209,085
#	Formosa Sumco Technology Corp.	86,000	588,869
#	Formosa Taffeta Co., Ltd.	3,821,460	4,519,644
	Formosan Rubber Group, Inc.	1,728,143	1,697,901
#	Formosan Union Chemical	2,245,936	1,523,977
#	Fortune Electric Co., Ltd.	752,304	1,369,137
#	Founding Construction & Development Co., Ltd.	1,418,882	864,163
#	Foxconn Technology Co., Ltd.	3,063,241	7,523,631
#	Foxsemicon Integrated Technology, Inc.	425,402	3,611,864
#	Froch Enterprise Co., Ltd.	1,166,384	783,514
#	FSP Technology, Inc.	882,619	1,691,010
	Fubon Financial Holding Co., Ltd.	20,201,387	46,290,101
#	Fulgent Sun International Holding Co., Ltd.	746,730	3,225,125
	Fullerton Technology Co., Ltd.	652,670	438,911
#*	Fulltech Fiber Glass Corp.	2,364,215	1,736,140
#	Fwusow Industry Co., Ltd.	825,294	837,526
#	G Shank Enterprise Co., Ltd.	1,235,510	1,644,000
#	Gamania Digital Entertainment Co., Ltd.	192,000	441,312
#	GCS Holdings, Inc.	365,000	646,929
#	GEM Services, Inc.	421,970	1,203,931
	Gemtek Technology Corp.	2,297,574	2,826,235
#	General Interface Solution Holding, Ltd.	1,483,000	6,539,744
#	General Plastic Industrial Co., Ltd.	563,478	534,091
#	Generalplus Technology, Inc.	303,000	613,114
#	Genesys Logic, Inc.	527,000	1,383,281
#	Genius Electronic Optical Co., Ltd.	430,576	8,415,123
	Genmont Biotech, Inc.	76,314	65,427
#*	GeoVision, Inc.	215,840	257,134
#	Getac Technology Corp.	2,285,281	4,703,336
	Giant Manufacturing Co., Ltd.	1,232,363	15,649,577
#	Giantplus Technology Co., Ltd.	1,742,000	1,075,037
#	Gigabyte Technology Co., Ltd.	2,726,750	11,926,844
#	Gigasolar Materials Corp.	21,820	136,785
*	Gigastorage Corp.	574,760	410,579
	Ginko International Co., Ltd.	318,150	2,013,299
#	Global Brands Manufacture, Ltd.	2,359,973	2,985,587
#	Global Lighting Technologies, Inc.	276,000	1,049,284
#	Global Mixed Mode Technology, Inc.	277,000	2,083,367
#	Global PMX Co., Ltd.	300,000	1,913,424
#	Global Unichip Corp.	337,000	4,801,447
#	Globalwafers Co., Ltd.	762,779	23,378,416
	Globe Union Industrial Corp.	1,621,820	1,121,260
#	Gloria Material Technology Corp.	4,205,885	3,180,752
#*	GlycoNex, Inc.	108,000	145,077
#*	Gold Circuit Electronics, Ltd.	1,640,747	3,199,835
	Golden Friends Corp.	104,400	221,166
#	Goldsun Building Materials Co., Ltd.	5,810,965	5,915,516
#	Good Will Instrument Co., Ltd.	205,342	187,016
#	Gourmet Master Co., Ltd.	619,102	4,119,346
#	Grand Fortune Securities Co., Ltd.	1,034,000	762,308
#	Grand Ocean Retail Group, Ltd.	716,000	605,427
#*	Grand Pacific Petrochemical.	5,343,000	6,389,230
#	Grand Plastic Technology Corp.	124,000	1,508,445
#	GrandTech CG Systems, Inc.	320,600	602,957

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Grape King Bio, Ltd.	765,000	$4,847,938
	Great China Metal Industry	1,176,000	1,184,043
	Great Taipei Gas Co., Ltd.	1,484,000	1,800,367
	Great Wall Enterprise Co., Ltd.	3,696,240	7,915,072
	Greatek Electronics, Inc.	1,986,000	5,200,035
*	Green Energy Technology, Inc.	2,077,221	4,462
	GTM Holdings Corp.	1,028,550	975,782
#	Hannstar Board Corp.	3,260,831	5,774,665
*	HannStar Display Corp.	15,840,323	16,451,067
#	HannsTouch Solution, Inc.	4,326,862	2,243,038
#	Hanpin Electron Co., Ltd.	361,000	430,284
#*	Harvatek Corp.	1,128,839	922,203
	Hey Song Corp.	1,965,500	2,637,968
#	Hi-Clearance, Inc.	111,978	543,134
#	Highlight Tech Corp.	459,842	711,500
#	Highwealth Construction Corp.	4,244,243	6,862,904
#	HIM International Music, Inc.	91,200	336,535
#	Hiroca Holdings, Ltd.	433,221	1,095,674
#	Hitron Technology, Inc.	848,997	767,822
	Hiwin Technologies Corp.	887,795	13,394,155
*	Ho Tung Chemical Corp.	6,768,828	2,925,613
#*	Hocheng Corp.	1,798,300	887,200
#	Hold-Key Electric Wire & Cable Co., Ltd.	91,901	73,540
#	Holiday Entertainment Co., Ltd.	524,400	1,254,389
	Holtek Semiconductor, Inc.	1,125,000	4,083,800
	Holy Stone Enterprise Co., Ltd.	801,675	3,839,409
	Hon Hai Precision Industry Co., Ltd.	22,280,403	91,595,764
	Hong Pu Real Estate Development Co., Ltd.	1,691,554	1,435,233
#	Hong TAI Electric Industrial	1,346,000	1,549,541
#	Hong YI Fiber Industry Co.	1,189,680	973,787
#	Horizon Securities Co., Ltd.	2,858,000	2,273,664
#	Hota Industrial Manufacturing Co., Ltd.	1,187,219	4,367,434
	Hotai Finance Co., Ltd.	96,000	293,065
	Hotai Motor Co., Ltd.	891,000	19,172,553
#	Hotron Precision Electronic Industrial Co., Ltd.	336,159	872,017
	Howarm United Industries Co.	115,310	0
#	Hsin Kuang Steel Co., Ltd.	1,068,783	3,068,214
#	Hsin Yung Chien Co., Ltd.	219,555	1,048,110
#	Hsing TA Cement Co.	496,222	515,379
#*	HTC Corp.	2,509,619	3,717,487
#	Hu Lane Associate, Inc.	404,555	1,623,751
#	HUA ENG Wire & Cable Co., Ltd.	2,558,000	2,902,326
	Hua Nan Financial Holdings Co., Ltd.	24,134,868	16,393,416
	Huaku Development Co., Ltd.	1,480,400	5,014,659
#	Huang Hsiang Construction Corp.	961,735	1,513,967
	Hung Ching Development & Construction Co., Ltd.	942,000	813,780
	Hung Sheng Construction, Ltd.	3,308,603	2,682,631
#	Huxen Corp.	219,072	426,383
*	Hwa Fong Rubber Industrial Co., Ltd.	1,287,096	978,166
#	Hwacom Systems, Inc.	113,000	86,242
#	Ibase Technology, Inc.	794,345	1,148,354
	IBF Financial Holdings Co., Ltd.	16,652,141	10,546,822
#	Ichia Technologies, Inc.	1,454,255	1,063,902
#*	I-Chiun Precision Industry Co., Ltd.	1,258,211	1,500,193
#	IEI Integration Corp.	637,173	1,353,613
#	Infortrend Technology, Inc.	1,560,866	1,271,220
#	Info-Tek Corp.	475,000	785,309
#	Innodisk Corp.	505,121	3,230,250
	Innolux Corp.	26,310,151	28,088,493

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Inpaq Technology Co., Ltd.	394,550	$952,984
#	Intai Technology Corp.	225,800	726,626
#	Integrated Service Technology, Inc.	666,669	1,333,397
	IntelliEPI, Inc.	50,000	102,736
#	International CSRC Investment Holdings Co.	4,554,083	4,937,938
#	International Games System Co., Ltd.	237,000	6,530,896
	Inventec Corp.	13,540,276	13,137,706
#	Iron Force Industrial Co., Ltd.	249,682	718,044
#	I-Sheng Electric Wire & Cable Co., Ltd.	605,000	1,000,975
#	ITE Technology, Inc.	1,024,646	4,404,307
#	ITEQ Corp.	1,256,608	6,592,451
	J Touch Corp.	22,100	0
#	Jarllytec Co., Ltd.	403,828	1,144,958
#	Jentech Precision Industrial Co., Ltd.	236,156	2,152,699
	Jess-Link Products Co., Ltd.	540,450	795,792
#	Jih Lin Technology Co., Ltd.	265,000	767,370
	Jinan Acetate Chemical Co., Ltd.	4,400	20,929
#	Jinli Group Holdings, Ltd.	688,681	257,023
#	Jourdeness Group, Ltd.	232,000	783,663
#*	K Laser Technology, Inc.	950,459	782,169
#	Kaimei Electronic Corp.	492,314	2,164,938
#	Kaori Heat Treatment Co., Ltd.	570,321	1,078,602
#	Kaulin Manufacturing Co., Ltd.	1,285,684	783,249
	KEE TAI Properties Co., Ltd.	3,495,101	1,336,609
#	Kenda Rubber Industrial Co., Ltd.	3,141,885	5,140,172
#	Kenmec Mechanical Engineering Co., Ltd.	1,419,000	1,374,131
	Kerry TJ Logistics Co., Ltd.	1,177,000	1,894,440
#	Key Ware Electronics Co., Ltd.	238,992	169,811
	Kindom Development Co., Ltd.	2,350,000	3,653,570
	King Chou Marine Technology Co., Ltd.	558,800	781,624
	King Slide Works Co., Ltd.	297,450	3,825,810
	King Yuan Electronics Co., Ltd.	8,127,032	14,334,780
	King’s Town Bank Co., Ltd.	7,206,653	11,135,006
*	King’s Town Construction Co., Ltd.	685,690	958,049
#	Kinik Co.	607,000	1,568,994
#*	Kinko Optical Co., Ltd.	629,772	877,344
#	Kinpo Electronics	7,924,892	5,064,985
	Kinsus Interconnect Technology Corp.	1,823,476	6,844,487
#	KMC Kuei Meng International, Inc.	387,951	3,187,801
#	KNH Enterprise Co., Ltd.	719,150	882,296
#	KS Terminals, Inc.	730,290	1,961,920
	Kung Long Batteries Industrial Co., Ltd.	485,000	2,608,633
#*	Kung Sing Engineering Corp.	3,475,578	1,449,969
#	Kuo Toong International Co., Ltd.	848,735	948,836
#	Kuoyang Construction Co., Ltd.	1,240,517	1,551,001
#*	Kwong Fong Industries Corp.	534,733	239,007
	Kwong Lung Enterprise Co., Ltd.	628,000	955,870
#	KYE Systems Corp.	1,578,107	832,678
#	L&K Engineering Co., Ltd.	1,065,000	1,288,253
#	La Kaffa International Co., Ltd.	156,947	706,965
*	LAN FA Textile	1,526,412	637,374
	Land Mark Optoelectronics Corp.	307,600	2,703,568
#	Lanner Electronics, Inc.	559,705	1,325,008
#	Largan Precision Co., Ltd.	267,234	29,563,610
#	Laser Tek Taiwan Co., Ltd.	447,144	550,859
*	Laster Tech Corp., Ltd.	276,404	538,485
#	Leader Electronics, Inc.	324,886	229,682
#*	Lealea Enterprise Co., Ltd.	4,323,965	2,342,541
#	Ledlink Optics, Inc.	565,858	684,887

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	LEE CHI Enterprises Co., Ltd.	1,206,000	$1,321,156
#	Lelon Electronics Corp.	483,122	1,204,499
#	Lemtech Holdings Co., Ltd.	153,973	1,194,615
*	Leofoo Development Co., Ltd.	811,010	600,257
#	Li Cheng Enterprise Co., Ltd.	539,057	535,594
#*	Li Peng Enterprise Co., Ltd.	3,859,060	1,946,592
#	Lian HWA Food Corp.	383,181	812,509
#	Lida Holdings, Ltd.	400,000	496,711
	Lien Hwa Industrial Holdings Corp.	3,215,652	5,660,422
	Lifestyle Global Enterprise, Inc.	120,000	222,229
#*	Lingsen Precision Industries, Ltd.	2,529,490	1,697,179
#	Lite-On Technology Corp.	11,401,419	25,838,053
#*	Long Bon International Co., Ltd.	2,313,276	1,608,527
#	Long Da Construction & Development Corp.	354,000	308,213
#	Longchen Paper & Packaging Co., Ltd.	6,138,590	6,390,949
#	Longwell Co.	638,000	1,678,432
	Lotes Co., Ltd.	468,062	9,040,763
#	Lu Hai Holding Corp.	356,715	660,683
#	Lucky Cement Corp.	1,297,000	782,066
#	Lumax International Corp., Ltd.	479,126	1,263,954
	Lung Yen Life Service Corp.	809,000	1,505,619
#*	LuxNet Corp.	532,952	433,823
#	Macauto Industrial Co., Ltd.	376,000	1,275,258
#	Machvision, Inc.	251,890	2,538,913
#	Macroblock, Inc.	236,790	984,702
	Macronix International Co., Ltd.	9,172,837	14,893,757
#	Makalot Industrial Co., Ltd.	1,375,670	12,056,368
	Marketech International Corp.	17,000	71,651
#	Materials Analysis Technology, Inc.	409,932	2,050,214
#	Mayer Steel Pipe Corp.	752,905	765,435
#	Maywufa Co., Ltd.	178,462	131,920
	MediaTek, Inc.	1,961,823	82,244,645
	Mega Financial Holding Co., Ltd.	15,571,220	18,174,024
#	Meiloon Industrial Co.	474,889	683,639
	Mercuries & Associates Holding, Ltd.	3,650,376	3,068,579
*	Mercuries Life Insurance Co., Ltd.	10,610,694	3,904,346
	Merida Industry Co., Ltd.	660,588	7,858,303
#	Merry Electronics Co., Ltd.	609,754	2,746,743
	Micro-Star International Co., Ltd.	2,770,465	18,146,649
#	Mildef Crete, Inc.	282,000	592,371
#*	MIN AIK Technology Co., Ltd.	854,249	1,032,674
#	Mirle Automation Corp.	1,072,512	1,876,802
	Mitac Holdings Corp.	5,786,535	6,298,594
	MJ International Co., Ltd.	24,000	55,316
#	Mobiletron Electronics Co., Ltd.	526,960	1,134,362
	momo.com, Inc.	113,000	4,134,910
#	MPI Corp.	359,000	1,736,623
#	Nak Sealing Technologies Corp.	306,549	1,118,539
#	Namchow Holdings Co., Ltd.	1,387,000	2,882,854
#	Nan Kang Rubber Tire Co., Ltd.	2,991,197	4,637,521
#	Nan Liu Enterprise Co., Ltd.	264,000	1,601,742
#	Nan Ren Lake Leisure Amusement Co., Ltd.	743,000	360,507
	Nan Ya Plastics Corp.	7,151,584	22,473,674
	Nan Ya Printed Circuit Board Corp.	689,211	7,802,029
#	Nang Kuang Pharmaceutical Co., Ltd.	267,000	379,736
#	Nantex Industry Co., Ltd.	1,544,363	7,562,027
#	Nanya Technology Corp.	4,170,751	13,506,133
#	National Petroleum Co., Ltd.	643,000	1,143,306
#	Netronix, Inc.	247,000	517,719

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	New Best Wire Industrial Co., Ltd.	110,200	$118,641
#	New Era Electronics Co., Ltd.	445,000	521,175
	Nexcom International Co., Ltd.	644,267	608,286
	Nichidenbo Corp.	1,073,552	2,338,772
#	Nidec Chaun-Choung Technology Corp.	161,000	1,252,691
#*	Nien Hsing Textile Co., Ltd.	740,656	563,786
	Nien Made Enterprise Co., Ltd.	690,000	11,129,984
#	Niko Semiconductor Co., Ltd.	121,000	296,488
#	Nishoku Technology, Inc.	232,800	1,195,889
#	Nova Technology Corp.	64,000	325,706
	Novatek Microelectronics Corp.	1,278,000	28,196,187
#	O-Bank Co., Ltd.	2,522,961	682,521
#*	Ocean Plastics Co., Ltd.	784,000	1,147,987
#*	OptoTech Corp.	2,771,537	2,789,253
#	Orient Europharma Co., Ltd.	202,000	341,134
#	Orient Semiconductor Electronics, Ltd.	3,266,637	2,131,552
	Oriental Union Chemical Corp.	3,960,819	3,326,998
#	O-TA Precision Industry Co., Ltd.	388,683	1,775,107
#*	Pacific Construction Co.	1,133,276	470,569
#	Pacific Hospital Supply Co., Ltd.	396,706	1,045,974
#	Paiho Shih Holdings Corp.	733,656	1,275,472
#	Pan Jit International, Inc.	1,792,074	3,758,834
#	Pan-International Industrial Corp.	1,435,854	2,067,169
#	Panion & BF Biotech, Inc.	40,000	109,879
	Parade Technologies, Ltd.	192,805	9,453,809
#*	Paragon Technologies Co., Ltd.	258,626	280,285
	Parpro Corp.	61,000	54,288
#	PCL Technologies, Inc.	305,067	1,230,179
#	P-Duke Technology Co., Ltd.	346,410	928,040
#	Pegatron Corp.	7,917,293	20,732,583
*	Pharmally International Holding Co., Ltd.	422,490	321,031
#*	Phihong Technology Co., Ltd.	2,221,101	3,378,695
	Phison Electronics Corp.	730,000	15,624,760
#	Phoenix Tours International, Inc.	245,535	334,037
#	Pixart Imaging, Inc.	645,000	4,525,773
#	Planet Technology Corp.	181,000	427,339
#	Plastron Precision Co., Ltd.	375,491	213,594
#	Plotech Co., Ltd.	612,000	748,799
#	Polytronics Technology Corp.	397,239	1,800,420
#	Posiflex Technology, Inc.	142,939	399,776
	Pou Chen Corp.	9,090,005	11,542,473
#	Power Wind Health Industry, Inc.	170,779	984,974
	Powertech Technology, Inc.	4,433,580	17,576,587
	Poya International Co., Ltd.	213,515	4,650,131
#	President Chain Store Corp.	1,815,728	17,549,218
	President Securities Corp.	7,639,966	8,156,551
#	Primax Electronics, Ltd.	2,354,000	5,093,544
	Prince Housing & Development Corp.	9,338,141	4,206,585
*	Princeton Technology Corp.	467,000	584,632
#	Pro Hawk Corp.	65,000	471,487
	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co., Ltd.	890,000	1,316,833
#	Prosperity Dielectrics Co., Ltd.	639,687	1,662,295
	Qisda Corp.	10,798,525	14,008,966
	QST International Corp.	335,000	982,731
#	Qualipoly Chemical Corp.	672,893	919,035
	Quang Viet Enterprise Co., Ltd.	180,000	842,986
	Quanta Computer, Inc.	9,201,436	32,205,031
#	Quanta Storage, Inc.	1,051,000	2,026,510

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Quintain Steel Co., Ltd.	2,276,215	$1,873,781
	Radiant Opto-Electronics Corp.	2,655,692	12,168,534
	Radium Life Tech Co., Ltd.	6,160,858	2,879,335
#	Rafael Microelectronics, Inc.	124,000	678,497
	Realtek Semiconductor Corp.	1,149,861	21,692,027
	Rechi Precision Co., Ltd.	2,369,292	2,097,837
#	Rexon Industrial Corp., Ltd.	279,559	937,180
	Rich Development Co., Ltd.	3,708,769	1,502,028
#	RichWave Technology Corp.	238,100	4,579,080
*	Right WAY Industrial Co., Ltd.	295,767	124,348
*	Ritek Corp.	5,288,593	2,357,157
#*	Roo Hsing Co., Ltd.	3,209,000	1,275,951
#*	Rotam Global Agrosciences, Ltd.	217,217	106,701
	Ruentex Development Co., Ltd.	3,633,740	6,890,982
#	Ruentex Engineering & Construction Co.	222,000	1,154,392
	Ruentex Industries, Ltd.	2,140,294	6,504,390
#	Samebest Co., Ltd.	133,160	218,874
	Sampo Corp.	2,061,895	2,306,317
#	San Fang Chemical Industry Co., Ltd.	1,168,659	982,029
#	San Far Property, Ltd.	1,127,902	671,746
#	San Shing Fastech Corp.	690,622	1,574,015
	Sanitar Co., Ltd.	265,000	371,453
	Sanyang Motor Co., Ltd.	3,674,802	4,253,722
#	SCI Pharmtech, Inc.	324,312	1,049,899
#	Scientech Corp.	251,000	634,057
#	SDI Corp.	896,000	2,846,415
#	Sea Sonic Electronics Co., Ltd.	186,000	744,559
	Senao International Co., Ltd.	470,547	602,888
	Senao Networks, Inc.	143,000	556,653
#	Sercomm Corp.	1,405,000	3,714,303
#	Sesoda Corp.	1,314,910	1,348,424
	Shanghai Commercial & Savings Bank, Ltd. (The)	126,000	195,314
	Shan-Loong Transportation Co., Ltd.	588,247	777,196
#*	Sharehope Medicine Co., Ltd.	395,855	460,468
	Sheng Yu Steel Co., Ltd.	1,021,000	1,334,511
#	ShenMao Technology, Inc.	580,450	1,016,405
	Shieh Yih Machinery Industry Co., Ltd.	412,000	209,289
#	Shih Her Technologies, Inc.	355,000	720,719
*	Shih Wei Navigation Co., Ltd.	1,378,641	1,433,653
#	Shihlin Electric & Engineering Corp.	1,628,787	3,012,470
	Shin Hai Gas Corp.	8,242	14,202
#	Shin Kong Financial Holding Co., Ltd.	38,062,614	13,719,252
	Shin Shin Natural Gas Co.	9,480	13,113
#	Shin Zu Shing Co., Ltd.	855,127	3,674,618
#*	Shinih Enterprise Co., Ltd.	119,000	87,801
#*	Shining Building Business Co., Ltd.	2,830,622	1,549,686
#	Shinkong Insurance Co., Ltd.	1,973,784	2,937,235
	Shinkong Synthetic Fibers Corp.	7,749,844	6,702,987
#	Shinkong Textile Co., Ltd.	869,169	1,326,284
#	Shiny Chemical Industrial Co., Ltd.	521,660	2,232,688
#	ShunSin Technology Holding, Ltd.	181,000	714,731
*	Shuttle, Inc.	2,053,000	1,044,975
	Sigurd Microelectronics Corp.	2,756,523	5,366,717
	Silergy Corp.	113,000	11,614,192
#	Silicon Integrated Systems Corp.	4,265,735	3,801,943
*	Silitech Technology Corp.	69,521	104,538
	Simplo Technology Co., Ltd.	672,880	8,959,860
	Sinbon Electronics Co., Ltd.	1,218,849	11,292,741
	Sincere Navigation Corp.	2,794,741	3,252,506

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Single Well Industrial Corp.	257,351	$265,469
#	Sinher Technology, Inc.	415,000	858,560
#	Sinmag Equipment Corp.	272,519	1,066,636
	Sino American Electronic Co., Ltd.	247,836	0
	Sino-American Silicon Products, Inc.	2,796,000	19,441,347
#	Sinon Corp.	3,335,740	2,671,855
	SinoPac Financial Holdings Co., Ltd.	32,969,497	15,644,135
	Sinopower Semiconductor, Inc.	96,000	454,903
#	Sinphar Pharmaceutical Co., Ltd.	95,147	105,513
	Sinyi Realty, Inc.	1,399,314	1,680,879
	Sirtec International Co., Ltd.	780,000	886,339
	Sitronix Technology Corp.	746,774	8,323,676
#	Siward Crystal Technology Co., Ltd.	1,148,705	1,263,335
	Soft-World International Corp.	429,000	1,809,900
#	Solar Applied Materials Technology Co.	2,812,531	5,582,379
#	Solomon Technology Corp.	673,000	476,318
#	Solteam, Inc.	463,930	1,246,502
#	Sonix Technology Co., Ltd.	911,000	3,549,521
#	Southeast Cement Co., Ltd.	1,181,000	759,324
#	Speed Tech Corp.	298,000	837,362
#	Spirox Corp.	439,745	509,333
#	Sporton International, Inc.	327,479	3,004,329
	St Shine Optical Co., Ltd.	297,000	3,407,263
#	Standard Chemical & Pharmaceutical Co., Ltd.	545,040	780,604
	Standard Foods Corp.	2,124,734	4,316,759
#	Stark Technology, Inc.	590,520	1,512,558
	Sunko INK Co., Ltd.	278,800	122,113
#	Sunny Friend Environmental Technology Co., Ltd.	430,000	3,527,396
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,464,001	2,763,967
#	Sunplus Technology Co., Ltd.	2,288,153	2,823,541
#	Sunrex Technology Corp.	690,145	1,556,681
	Sunspring Metal Corp.	770,000	938,756
	Supreme Electronics Co., Ltd.	2,176,857	3,272,630
#	Sweeten Real Estate Development Co., Ltd.	1,111,353	1,000,960
#	Symtek Automation Asia Co., Ltd.	418,257	1,670,292
	Syncmold Enterprise Corp.	724,000	2,324,455
	Synmosa Biopharma Corp.	111,302	106,011
	Synnex Technology International Corp.	4,786,732	9,506,580
	Systex Corp.	831,293	2,722,476
#	T3EX Global Holdings Corp.	688,409	1,783,185
#	TA Chen Stainless Pipe	6,906,095	11,785,567
#	Ta Liang Technology Co., Ltd.	259,000	649,984
#	Ta Ya Electric Wire & Cable	2,882,900	3,548,662
#	Ta Yih Industrial Co., Ltd.	242,000	460,393
#	Tah Hsin Industrial Corp.	319,410	863,043
	TAI Roun Products Co., Ltd.	141,000	95,483
#	TA-I Technology Co., Ltd.	355,834	974,158
#*	Tai Tung Communication Co., Ltd.	675,813	525,770
	Taichung Commercial Bank Co., Ltd.	25,693,379	10,982,570
#	TaiDoc Technology Corp.	304,532	1,862,697
	Taiflex Scientific Co., Ltd.	1,200,460	2,482,684
#	Taimide Tech, Inc.	590,940	1,188,623
#	Tainan Enterprises Co., Ltd.	690,289	484,941
#	Tainan Spinning Co., Ltd.	7,289,791	7,380,445
#	Tai-Saw Technology Co., Ltd.	309,960	293,793
	Taishin Financial Holding Co., Ltd.	41,806,279	21,075,615
#	Taisun Enterprise Co., Ltd.	905,775	1,066,199
#	Taita Chemical Co., Ltd.	1,565,189	2,761,564
#	Taiwan Business Bank	21,307,703	7,767,996

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Cement Corp.	21,877,539	$40,716,984
#*	Taiwan Chinsan Electronic Industrial Co., Ltd.	677,691	1,296,135
	Taiwan Cogeneration Corp.	1,790,657	2,556,310
#	Taiwan Cooperative Financial Holding Co., Ltd.	22,969,627	17,565,438
	Taiwan FamilyMart Co., Ltd.	118,000	1,122,634
#	Taiwan Fertilizer Co., Ltd.	4,258,000	9,276,765
	Taiwan Fire & Marine Insurance Co., Ltd.	1,348,880	1,141,831
#	Taiwan FU Hsing Industrial Co., Ltd.	1,024,000	1,758,634
#*	Taiwan Glass Industry Corp.	4,778,904	5,769,320
	Taiwan High Speed Rail Corp.	6,436,000	7,233,586
	Taiwan Hon Chuan Enterprise Co., Ltd.	2,153,545	6,052,676
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,094,000	1,145,396
	Taiwan Kolin Co., Ltd.	508,000	0
#*	Taiwan Land Development Corp.	6,008,009	1,493,743
	Taiwan Mobile Co., Ltd.	4,988,900	17,846,538
	Taiwan Navigation Co., Ltd.	1,361,720	2,055,864
	Taiwan Paiho, Ltd.	1,874,152	6,470,346
	Taiwan PCB Techvest Co., Ltd.	2,196,816	4,095,800
	Taiwan Sakura Corp.	1,139,243	2,609,882
	Taiwan Sanyo Electric Co., Ltd.	403,650	530,136
	Taiwan Secom Co., Ltd.	1,603,405	5,472,753
#	Taiwan Semiconductor Co., Ltd.	1,463,000	2,919,048
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,788,624	442,283,966
#	Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	872,702,782
#	Taiwan Shin Kong Security Co., Ltd.	1,481,226	2,054,848
#	Taiwan Styrene Monomer	2,809,404	2,199,857
#	Taiwan Surface Mounting Technology Corp.	1,559,674	6,455,994
#	Taiwan Taxi Co., Ltd.	143,545	444,312
#*	Taiwan TEA Corp.	6,578,896	5,581,280
#	Taiwan Union Technology Corp.	1,370,000	5,761,868
	Taiyen Biotech Co., Ltd.	670,910	822,416
#*	Tatung Co., Ltd.	6,515,588	6,277,396
	Tayih Lun An Co., Ltd.	45,000	39,967
#	TCI Co., Ltd.	486,282	4,191,015
#	Te Chang Construction Co., Ltd.	421,980	491,040
#	Teco Electric and Machinery Co., Ltd.	7,235,000	9,010,126
#	Tehmag Foods Corp.	88,600	976,222
	Ten Ren Tea Co., Ltd.	171,170	227,453
	Tera Autotech Corp.	24,863	21,383
	Test Research, Inc.	954,370	2,209,742
	Test-Rite International Co., Ltd.	1,533,166	1,435,026
#*	Tex-Ray Industrial Co., Ltd.	990,000	774,151
#	Thinking Electronic Industrial Co., Ltd.	434,058	2,839,157
#	Thye Ming Industrial Co., Ltd.	796,992	903,059
*	Ton Yi Industrial Corp.	6,072,300	3,346,470
#	Tong Hsing Electronic Industries, Ltd.	546,972	3,748,797
	Tong Yang Industry Co., Ltd.	3,106,341	4,231,184
	Tong-Tai Machine & Tool Co., Ltd.	1,630,804	1,094,637
	TOPBI International Holdings, Ltd.	726,872	204,533
#	Topco Scientific Co., Ltd.	996,050	4,852,170
#	Topco Technologies Corp.	265,468	749,734
#	Topkey Corp.	61,000	381,611
#	Topoint Technology Co., Ltd.	1,059,993	1,556,281
#	Toung Loong Textile Manufacturing	600,000	927,229
*	TPK Holding Co., Ltd.	2,884,000	5,601,805
#	Trade-Van Information Services Co.	331,000	596,595
#	Transcend Information, Inc.	884,870	2,546,895
	Tripod Technology Corp.	2,516,660	12,499,178
#	Tsang Yow Industrial Co., Ltd.	493,000	531,897

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Tsann Kuen Enterprise Co., Ltd.	737,441	$720,958
#	TSC Auto ID Technology Co., Ltd.	193,570	1,540,716
	TSRC Corp.	2,885,154	3,708,847
#	Ttet Union Corp.	245,000	1,554,929
	TTFB Co., Ltd.	81,000	727,223
#	TTY Biopharm Co., Ltd.	1,315,991	3,359,517
	Tung Ho Steel Enterprise Corp.	6,222,645	13,182,942
#	TURVO International Co., Ltd.	305,515	1,278,783
	TXC Corp.	1,660,762	7,532,810
	TYC Brother Industrial Co., Ltd.	1,673,333	1,480,840
*	Tycoons Group Enterprise	3,527,353	1,867,657
#	Tyntek Corp.	1,670,413	1,735,571
#	UDE Corp.	538,000	636,069
#	Ultra Chip, Inc.	360,811	898,516
	U-Ming Marine Transport Corp.	2,887,200	7,268,299
	Unimicron Technology Corp.	5,656,563	23,100,615
	Union Bank Of Taiwan	9,431,701	4,048,583
	Uni-President Enterprises Corp.	17,538,734	46,976,735
#	Unitech Computer Co., Ltd.	531,365	549,566
#	Unitech Printed Circuit Board Corp.	4,602,839	3,540,101
	United Integrated Services Co., Ltd.	1,130,640	9,835,002
#	United Microelectronics Corp.	28,314,441	56,473,414
	United Orthopedic Corp.	479,468	616,577
#	United Radiant Technology	569,000	410,546
*	United Renewable Energy Co., Ltd.	11,150,313	5,699,024
	Unity Opto Technology Co., Ltd.	3,736,276	103,328
	Univacco Technology, Inc.	52,000	46,655
#	Universal Cement Corp.	2,852,790	2,665,093
#	Universal Microwave Technology, Inc.	278,643	729,488
#*	Unizyx Holding Corp.	1,575,496	2,154,774
	UPC Technology Corp.	5,260,684	5,685,269
#	Userjoy Technology Co., Ltd.	257,595	829,097
	USI Corp.	6,490,226	9,582,491
#*	Usun Technology Co., Ltd.	283,100	415,600
#	Utechzone Co., Ltd.	300,000	703,841
#	Vanguard International Semiconductor Corp.	2,820,000	11,930,216
#	Ve Wong Corp.	704,524	920,806
#	VHQ Media Holdings, Ltd.	36,000	47,349
#*	Victory New Materials, Ltd. Co.	962,500	428,494
#	Visual Photonics Epitaxy Co., Ltd.	797,224	3,329,458
#	Vivotek, Inc.	176,504	522,441
	Voltronic Power Technology Corp.	246,007	11,181,071
#	Wafer Works Corp.	2,633,909	5,421,914
#	Waffer Technology Corp.	630,000	492,391
#	Wah Hong Industrial Corp.	364,280	518,866
	Wah Lee Industrial Corp.	1,388,000	4,087,416
	Walsin Lihwa Corp.	8,958,307	9,745,380
	Walsin Technology Corp.	1,606,496	13,793,724
#*	Walton Advanced Engineering, Inc.	2,129,662	1,410,804
	Wan Hai Lines, Ltd.	3,146,026	10,627,029
#	WAN HWA Enterprise Co.	428,452	205,113
	Wei Chuan Foods Corp.	1,372,000	1,206,026
	Wei Mon Industry Co., Ltd.	2,514,674	0
#	Weikeng Industrial Co., Ltd.	2,287,979	2,003,099
#	Well Shin Technology Co., Ltd.	631,443	1,227,381
#*	Wha Yu Industrial Co., Ltd.	322,000	271,018
#	Wholetech System Hitech, Ltd.	254,000	415,681
#	Win Semiconductors Corp.	995,248	12,982,659
#	Winbond Electronics Corp.	18,001,188	22,739,000

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Winmate, Inc.	127,000	$362,199
#	Winstek Semiconductor Co., Ltd.	534,000	630,897
	Wintek Corp.	6,349,135	77,986
#	Wisdom Marine Lines Co., Ltd.	2,783,849	7,049,201
	Wistron Corp.	16,945,169	19,731,332
#	Wistron NeWeb Corp.	1,824,515	4,845,892
#	Wowprime Corp.	537,000	3,579,835
	WPG Holdings, Ltd.	9,567,957	17,596,846
	WT Microelectronics Co., Ltd.	2,222,789	4,360,853
#	WUS Printed Circuit Co., Ltd.	1,091,507	1,349,905
#	XAC Automation Corp.	212,000	229,254
	XPEC Entertainment, Inc.	63,985	0
#	Xxentria Technology Materials Corp.	684,736	1,715,289
#	Yageo Corp.	740,227	14,256,618
*	Yang Ming Marine Transport Corp.	7,948,491	22,447,125
#	YC INOX Co., Ltd.	2,377,858	2,600,212
	YCC Parts Manufacturing Co., Ltd.	51,000	74,356
#*	Yea Shin International Development Co., Ltd.	1,240,715	1,089,496
#	Yem Chio Co., Ltd.	2,565,762	1,745,631
#	Yeong Guan Energy Technology Group Co., Ltd.	614,031	1,869,906
#	YFC-Boneagle Electric Co., Ltd.	738,000	762,986
#	YFY, Inc.	10,555,997	14,346,156
#	Yi Jinn Industrial Co., Ltd.	1,471,096	1,024,918
#*	Yieh Phui Enterprise Co., Ltd.	7,639,342	5,922,631
#	Yonyu Plastics Co., Ltd.	512,050	657,756
#	Young Fast Optoelectronics Co., Ltd.	793,137	1,186,033
*	Young Optics, Inc.	7,000	21,268
#	Youngtek Electronics Corp.	601,569	1,904,942
	Yuanta Financial Holding Co., Ltd.	41,986,513	38,943,700
	Yuanta Futures Co., Ltd.	54,145	101,714
	Yulon Finance Corp.	1,141,220	5,582,949
#*	Yulon Motor Co., Ltd.	3,453,946	5,609,858
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	385,350	1,021,472
#	Yungshin Construction & Development Co., Ltd.	491,200	882,413
	YungShin Global Holding Corp.	1,102,400	1,766,998
#	Zeng Hsing Industrial Co., Ltd.	320,974	2,049,620
#	Zenitron Corp.	1,217,000	1,290,568
#	Zero One Technology Co., Ltd.	731,000	1,278,247
#	Zhen Ding Technology Holding, Ltd.	3,082,350	11,634,775
#*	Zig Sheng Industrial Co., Ltd.	4,021,638	2,463,805
*	Zinwell Corp.	2,029,979	1,845,611
#	Zippy Technology Corp.	666,028	935,278
#	ZongTai Real Estate Development Co., Ltd.	670,625	975,590

TOTAL TAIWAN			4,972,706,242

THAILAND — (2.1%)
	AAPICO Hitech PCL	176,660	135,030
	AAPICO Hitech PCL	1,112,688	850,485
	Advanced Info Service PCL	2,888,509	15,863,028
	Advanced Information Technology PCL, Class F	695,100	468,795
	AEON Thana Sinsap Thailand PCL	446,000	3,179,831
	AEON Thana Sinsap Thailand PCL	11,200	79,852
	After You PCL	956,100	322,410
	Airports of Thailand PCL	7,826,600	15,584,077
	AJ Plast PCL	1,573,600	1,192,676
	Allianz Ayudhya Capital PCL	136,500	150,144
	Amanah Leasing PCL	2,391,900	476,267
	Amata Corp. PCL	3,854,300	2,141,450
	Ananda Development PCL	10,958,100	781,276

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	AP Thailand PCL	15,864,136	$4,381,584
*	Asia Aviation PCL	17,245,400	1,395,694
	Asia Plus Group Holdings PCL	13,886,400	1,543,057
	Asia Plus Group Holdings PCL	468,800	52,093
	Asia Sermkij Leasing PCL	1,158,900	1,060,735
	Asian Insulators PCL	8,781,560	891,200
	Asian Sea Corp. PCL	246,150	128,856
*	Asset World Corp. PCL	15,154,000	2,316,597
	B Grimm Power PCL	2,900,500	3,982,220
	Bangchak Corp. PCL	5,955,500	4,925,062
*	Bangkok Airways PCL	4,976,000	1,174,584
*	Bangkok Aviation Fuel Services PCL	949,442	785,167
	Bangkok Bank PCL	672,700	2,624,907
	Bangkok Bank PCL	201,600	786,653
	Bangkok Chain Hospital PCL	8,828,150	5,131,739
	Bangkok Commercial Asset Management PCL	3,990,500	2,640,042
	Bangkok Dusit Medical Services PCL, Class F	17,803,100	12,407,138
	Bangkok Expressway & Metro PCL	25,866,855	6,645,840
	Bangkok Insurance PCL	34,340	297,770
	Bangkok Land PCL	119,349,204	4,139,611
*	Bangkok Life Assurance PCL	3,189,440	2,560,771
*	Bangkok Ranch PCL	4,844,200	454,277
	Banpu PCL	18,963,710	7,491,084
	Banpu Power PCL	3,248,000	1,888,039
	BCPG PCL	1,438,600	656,062
*	BEC World PCL	4,471,100	1,464,640
	Berli Jucker PCL	3,785,250	4,315,580
*	Better World Green PCL	9,686,900	236,437
	BTS Group Holdings PCL	11,818,400	3,434,975
	Bumrungrad Hospital PCL	1,694,300	7,291,407
**	Buriram Sugar PCL	631,460	125,734
	Cal-Comp Electronics Thailand PCL, Class F	20,895,580	2,201,124
	Carabao Group PCL, Class F	817,100	2,952,188
	Central Pattana PCL	5,290,900	8,878,347
*	Central Plaza Hotel PCL	2,434,700	2,482,592
	Central Retail Corp. PCL	1,242,817	1,396,984
*	CH Karnchang PCL	6,630,767	3,577,580
	Charoen Pokphand Foods PCL	15,948,500	14,853,681
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	299,417
	Chayo Group PCL	1,509,400	746,520
	Chularat Hospital PCL, Class F	31,861,300	3,192,525
	CIMB Thai Bank PCL	1,623,900	46,416
	CK Power PCL	2,355,600	354,049
	Com7 PCL, Class F	2,184,500	5,174,047
	Communication & System Solution PCL	1,612,000	115,966
	Country Group Development PCL	15,973,700	405,274
*	Country Group Development PCL	490,400	12,442
*	Country Group Holdings PCL	3,932,111	150,276
*	CP ALL PCL	14,350,100	28,803,894
	Delta Electronics Thailand PCL	481,600	5,475,276
*	Demco PCL	847,400	115,935
	Dhipaya Insurance PCL	3,327,000	3,098,611
	Do Day Dream PCL	147,500	104,215
	DOD Biotech PCL	303,700	141,426
	Dohome PCL	1,479,600	1,223,595
	Dynasty Ceramic PCL	27,050,560	2,745,235
	Eastern Polymer Group PCL, Class F	4,707,900	1,814,365
	Eastern Power Group PCL	2,018,104	382,395
	Eastern Water Resources Development and Management PCL, Class F	3,799,300	1,256,774

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Ekachai Medical Care PCL	382,400	$79,212
	Electricity Generating PCL	830,300	4,706,478
	Energy Absolute PCL	3,490,400	6,837,877
*	Erawan Group PCL (The)	5,007,200	742,939
	Exotic Food PCL, Class F	197,900	94,700
	Forth Corp. PCL	935,400	210,287
	Forth Smart Service PCL	1,733,800	459,377
	GFPT PCL	4,290,822	1,584,727
	Global Green Chemicals PCL, Class F	1,918,200	696,127
	Global Power Synergy PCL, Class F	1,850,926	4,324,524
	GMM Grammy PCL	370,000	181,806
*	Grande Asset Hotels & Property PCL	865,731	15,848
	Gulf Energy Development PCL	2,001,700	2,217,861
	Gunkul Engineering PCL	19,801,100	2,670,883
	Haad Thip PCL	95,100	119,877
	Hana Microelectronics PCL	3,591,757	6,402,008
	Home Product Center PCL	17,312,415	7,839,584
	Humanica PCL	55,700	19,141
*	ICC International PCL	51,000	53,027
	Ichitan Group PCL	3,998,400	1,733,550
	Indorama Ventures PCL	4,733,700	7,297,233
*	Interlink Communication PCL	858,350	169,534
	Intouch Holdings PCL	843,114	1,726,167
	Intouch Holdings PCL, Class F	834,900	1,709,350
	IRPC PCL	36,446,490	4,845,876
*	Italian-Thai Development PCL	25,835,419	1,518,388
	ITV PCL	183,700	0
	Jasmine International PCL	27,889,500	2,597,497
	JKN Global Media PCL	463,800	159,379
	JMT Network Services PCL, Class F	661,800	956,435
	Jubilee Enterprise PCL	144,800	126,722
	JWD Infologistics PCL	1,377,000	517,411
	Kang Yong Electric PCL	1,400	18,884
	Karmarts PCL	3,894,466	530,310
	Kasikornbank PCL	1,444,200	6,168,723
	Kasikornbank PCL	1,549,600	6,569,159
	KCE Electronics PCL	3,474,464	6,499,800
	KGI Securities Thailand PCL	11,540,400	1,908,729
*	Khon Kaen Sugar Industry PCL	12,934,948	1,694,888
*	Khonburi Sugar PCL	284,500	35,634
	Kiatnakin Phatra Bank PCL	1,821,207	3,406,995
	Krung Thai Bank PCL	5,659,575	2,053,896
	Krungthai Card PCL	2,156,600	5,281,116
	Lam Soon Thailand PCL	2,756,000	495,660
	Land & Houses PCL	11,875,000	3,298,876
	Land & Houses PCL	10,333,780	2,870,725
	Lanna Resources PCL	2,291,950	695,590
	LH Financial Group PCL	49,168,427	1,894,889
*	Loxley PCL	12,500,835	883,238
	LPN Development PCL	7,621,296	1,236,051
	MBK PCL	7,949,264	3,523,078
	MC Group PCL	108,600	39,063
	MCS Steel PCL	2,948,400	1,354,062
	Mega Lifesciences PCL	2,227,400	2,485,818
	Millcon Steel PCL	2,394,106	143,012
*	Minor International PCL	5,447,339	5,248,340
	MK Restaurants Group PCL	1,267,200	2,075,542
*	Mono Next P.C.L., Class F	5,846,300	373,637
	Muangthai Capital PCL	2,648,400	5,443,520

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Namyong Terminal PCL	3,039,300	$449,001
*	Nava Nakorn PCL	638,800	56,623
*	Nawarat Patanakarn PCL	1,260,400	31,978
	Netbay PCL	589,900	587,295
	Noble Development PCL	988,200	285,630
	Origin Property PCL, Class F	6,873,900	2,030,988
	Osotspa PCL	2,753,500	3,161,385
	PCS Machine Group Holding PCL	1,542,500	257,599
	Plan B Media PCL, Class F	12,372,000	2,463,473
*	Platinum Group PCL (The), Class F	1,577,800	153,029
	Polyplex Thailand PCL	2,533,987	2,299,001
	Power Line Engineering PCL	136,400	3,723
	Power Solution Technologies PCL, Class F	1,010,500	61,660
	Praram 9 Hospital PCL	87,400	29,192
*	Precious Shipping PCL	3,741,800	2,199,115
	Premier Marketing PCL	2,121,700	592,815
	Prima Marine PCL	4,358,700	1,077,864
*	Principal Capital PCL	1,408,000	216,146
	Property Perfect PCL	51,908,740	883,553
	Pruksa Holding PCL	6,020,500	2,474,906
	PTG Energy PCL	6,547,300	4,226,439
	PTT Exploration & Production PCL	6,679,669	25,528,081
	PTT Global Chemical PCL	4,296,311	9,348,055
	PTT PCL	30,643,200	39,365,010
	Pylon PCL	1,567,100	217,419
	Quality Houses PCL	50,741,404	3,878,428
*	Raimon Land PCL	18,218,700	503,190
	Rajthanee Hospital PCL	233,400	236,117
	Ratch Group PCL	2,832,801	4,594,346
	Ratchthani Leasing PCL	13,621,812	1,916,131
	Regional Container Lines PCL	2,663,400	3,186,243
	Rojana Industrial Park PCL	9,120,712	2,167,588
	RS PCL	3,333,400	2,676,355
	S 11 Group PCL	1,074,300	255,313
	Sabina PCL	201,000	138,142
	Saha Pathana Inter-Holding PCL	33,600	65,554
	Sahakol Equipment PCL	5,765,900	396,275
	Sahamitr Pressure Container PCL	478,500	169,041
	Saha-Union PCL	723,700	836,715
*	Samart Corp. PCL	4,322,600	1,457,641
	Samart Telcoms PCL	2,507,300	599,900
	Sansiri PCL	85,172,285	2,844,775
	Sappe PCL	587,900	495,620
	SC Asset Corp. PCL	16,270,116	1,630,277
	SEAFCO PCL	4,524,584	694,581
	Sena Development PCL	2,521,850	372,557
	Sermsang Power Corp. Co., Ltd.	1,083,900	504,747
	Siam Cement PCL (The)	1,097,700	16,287,030
	Siam Cement PCL (The)	737,000	10,935,175
	Siam City Cement PCL	587,488	3,424,458
	Siam City Cement PCL	5,224	30,451
	Siam Commercial Bank PCL (The)	2,583,269	8,711,144
	Siam Future Development PCL	8,313,502	1,682,057
	Siam Global House PCL	5,163,641	3,714,671
	Siam Wellness Group PCL, Class F	1,824,450	445,309
	Siamgas & Petrochemicals PCL	6,218,700	2,276,778
	Singer Thailand PCL	475,400	641,246
	Singha Estate PCL	20,646,217	1,392,439
	Sino-Thai Engineering & Construction PCL	5,172,800	2,408,851

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SISB PCL	104,500	$33,225
	SNC Former PCL	1,058,000	499,481
	Somboon Advance Technology PCL	2,735,725	1,704,474
	SPCG PCL	4,017,500	2,464,368
	Sri Trang Agro-Industry PCL	4,645,740	7,049,738
	Srisawad Corp. PCL	3,414,322	9,128,617
*	Srisawad Finance PCL	74,100	123,748
*	Srithai Superware PCL	6,242,600	192,466
	Srivichai Vejvivat PCL	218,400	59,619
	Star Petroleum Refining PCL	14,272,700	4,308,740
*	STP & I PCL	8,311,033	1,072,994
	Supalai PCL	9,892,525	6,512,943
*	Super Energy Corp. PCL	132,893,400	4,054,556
	Susco PCL	1,402,300	146,816
	Synnex Thailand PCL	536,860	495,696
	Syntec Construction PCL	7,092,200	496,539
	TAC Consumer PCL, Class F	1,024,200	240,118
	Taokaenoi Food & Marketing PCL, Class F	2,568,400	779,490
*	Tata Steel Thailand PCL	10,635,600	710,463
	Thai Agro Energy PCL	980,300	81,856
	Thai Nakarin Hospital PCL	155,500	153,565
	Thai Oil PCL	3,396,100	6,462,270
	Thai Rayon PCL	6,000	5,829
	Thai Rayon PCL	20,400	19,819
	Thai Reinsurance PCL	9,563,000	472,967
	Thai Solar Energy PCL, Class F	5,891,090	518,397
	Thai Stanley Electric PCL	7,500	44,079
	Thai Stanley Electric PCL, Class F	174,200	1,023,801
	Thai Union Group PCL, Class F	12,557,760	6,089,833
	Thai Vegetable Oil PCL	2,817,225	3,211,931
	Thai Wah PCL, Class F	3,568,300	647,480
	Thaicom PCL	4,550,900	1,549,243
	Thaifoods Group PCL	7,412,200	1,225,944
	Thaire Life Assurance PCL	1,244,700	155,900
	Thanachart Capital PCL	1,679,400	1,914,691
	Thitikorn PCL	1,629,300	559,888
	Thoresen Thai Agencies PCL	10,114,500	4,742,568
	Tipco Asphalt PCL	1,259,700	817,212
	Tipco Asphalt PCL	3,394,300	2,202,003
	TIPCO Foods PCL	1,593,300	493,789
	Tisco Financial Group PCL	90	267
	Tisco Financial Group PCL	1,175,400	3,491,754
	TKS Technologies PCL	305,000	100,891
	TMB Bank PCL	90,326,825	3,394,055
	TMT Steel PCL	3,481,200	1,386,331
	TOA Paint Thailand PCL	925,800	1,025,776
	Total Access Communication PCL	3,153,400	3,316,703
	Total Access Communication PCL	916,100	963,542
	TPC Power Holdings Co., Ltd.	1,630,500	754,049
	TPI Polene PCL	71,588,410	5,012,051
	TPI Polene Power PCL	9,612,200	1,345,939
	TQM Corp. PCL	380,100	1,470,961
	True Corp. PCL	83,734,548	8,820,532
*	TTCL PCL	852,178	160,104
	TTW PCL	7,128,600	2,655,697
*	U City PCL, Class F	15,922,939	434,669
	Union Auction PCL	428,200	140,269
*	Unique Engineering & Construction PCL	5,374,505	1,139,197
	United Paper PCL	2,283,600	1,628,131

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	United Power of Asia PCL	9,814,000	$110,314
	Univanich Palm Oil PCL	1,299,900	256,745
	Univentures PCL	5,657,000	719,445
*	Vanachai Group PCL	6,976,340	1,814,801
	Vinythai PCL	2,207,000	2,746,568
	WHA Corp. PCL	30,617,700	3,323,575
	WHA Utilities and Power PCL	3,614,400	554,856
	Workpoint Entertainment PCL	1,736,680	1,031,829

TOTAL THAILAND			649,134,417

TURKEY — (0.5%)
*	Afyon Cimento Sanayi TAS	607,536	279,545
#	Akbank T.A.S.	9,335,576	5,514,558
	Akcansa Cimento A.S.	54,323	118,953
	Aksa Akrilik Kimya Sanayii A.S.	1,362,326	2,700,265
#*	Aksa Enerji Uretim A.S.	806,772	1,120,790
	Aksigorta A.S.	622,781	570,826
	Alarko Holding A.S.	622,104	723,597
#*	Albaraka Turk Katilim Bankasi A.S.	4,389,778	849,213
	Alkim Alkali Kimya A.S.	244,774	508,949
	Anadolu Anonim Turk Sigorta Sirketi	1,517,132	1,185,709
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	573,452	1,615,148
	Anadolu Hayat Emeklilik A.S.	426,292	464,690
#	Arcelik A.S.	790,010	3,280,060
#	Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,353,140	2,453,393
	AvivaSA Emeklilik ve Hayat A.S., Class A	111,545	247,497
	Aygaz A.S.	285,711	475,074
*	Bagfas Bandirma Gubre Fabrikalari A.S.	191,293	520,396
*	Bera Holding A.S.	2,272,783	8,988,515
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	485,675	496,064
#	BIM Birlesik Magazalar A.S.	1,091,078	8,552,941
	Bizim Toptan Satis Magazalari A.S.	60,446	103,202
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	172,526	515,411
	Borusan Yatirim ve Pazarlama A.S.	2,670	115,225
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	205,704	636,838
*	Bursa Cimento Fabrikasi A.S.	382,939	166,711
	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	183,194	325,631
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	275,091	731,696
	Coca-Cola Icecek A.S.	406,758	3,865,845
	Deva Holding A.S.	174,912	643,808
#	Dogan Sirketler Grubu Holding A.S.	6,121,129	2,178,490
	Dogus Otomotiv Servis ve Ticaret A.S.	143,377	461,484
#	EGE Endustri VE Ticaret A.S.	6,944	1,189,780
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	609,286	470,394
	Enerjisa Enerji A.S.	1,103,502	1,368,728
	Enka Insaat ve Sanayi A.S.	2,750,803	2,611,479
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	35,963	318,644
#	Eregli Demir ve Celik Fabrikalari TAS	1,608,201	3,691,118
*	Fenerbahce Futbol A.S.	236,837	816,122
	Ford Otomotiv Sanayi A.S.	173,167	3,680,328
*	Global Yatirim Holding A.S.	480,756	205,872
#	Goldas Kuyumculuk Sanayi Ithalat Ve B	61,429	0
*	Goodyear Lastikleri TAS	406,821	370,183
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	913,519	813,621
	GSD Holding A.S.	2,231,315	468,319
#*	Gubre Fabrikalari TAS	138,251	1,016,263
#*	Hektas Ticaret TAS	1,568,987	1,557,068
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S.	0	0
#*	Ihlas Holding A.S.	4,342,095	309,073

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	783,793	$1,188,702
#*	Is Finansal Kiralama A.S.	483,789	194,040
	Is Yatirim Menkul Degerler A.S., Class A	1,041,821	1,937,031
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	583,082	440,666
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	4,894,375	4,236,799
#	Kartonsan Karton Sanayi ve Ticaret A.S.	110,950	681,114
*	Kerevitas Gida Sanayi ve Ticaret A.S.	197,574	128,348
	KOC Holding A.S.	867,105	1,922,809
*	Konya Cimento Sanayii A.S.	3,401	367,759
*	Kordsa Teknik Tekstil A.S.	314,383	847,315
#*	Koza Altin Isletmeleri A.S.	190,930	2,593,079
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,860,242	3,087,998
	Logo Yazilim Sanayi Ve Ticaret A.S.	95,400	1,865,150
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	88,101
#*	Metro Ticari ve Mali Yatirimlar Holding A.S.	2,550,351	583,212
*	Migros Ticaret A.S.	494,849	2,171,393
*	MLP Saglik Hizmetleri A.S.	6,210	18,345
*	NET Holding A.S.	1,606,416	1,115,808
*	Netas Telekomunikasyon A.S.	162,806	486,020
	Nuh Cimento Sanayi A.S.	279,156	1,911,857
	Otokar Otomotiv Ve Savunma Sanayi A.S.	48,021	2,006,839
#*	Oyak Cimento Fabrikalari A.S.	148,965	123,928
#*	Pegasus Hava Tasimaciligi A.S.	168,019	1,498,864
#*	Petkim Petrokimya Holding A.S.	4,872,598	3,945,465
	Polisan Holding A.S.	716,128	258,668
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,194,160	2,160,196
#*	Sasa Polyester Sanayi A.S.	352,705	1,521,148
#*	Sekerbank Turk A.S.	2,878,049	380,710
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	665,021	807,086
#	Tat Gida Sanayi A.S.	239,350	280,607
#*	TAV Havalimanlari Holding A.S.	829,807	2,160,593
#	Tekfen Holding A.S.	1,160,949	2,246,312
	Tofas Turk Otomobil Fabrikasi A.S.	650,255	2,347,463
*	Turcas Petrol A.S.	450,747	192,871
#*	Turk Hava Yollari AO	3,795,486	5,603,348
#	Turk Telekomunikasyon A.S.	2,384,060	1,832,745
	Turk Traktor ve Ziraat Makineleri A.S.	38,668	976,794
#	Turkcell Iletisim Hizmetleri A.S.	4,915,643	8,798,565
#	Turkcell Iletisim Hizmetleri A.S., ADR	141,521	641,090
	Turkiye Garanti Bankasi A.S.	8,681,927	7,567,646
#*	Turkiye Halk Bankasi A.S.	1,997,917	1,036,810
#	Turkiye Is Bankasi A.S., Class C	4,218,042	2,490,977
*	Turkiye Petrol Rafinerileri A.S.	147,301	1,561,621
#	Turkiye Sinai Kalkinma Bankasi A.S.	13,427,650	2,051,607
#	Turkiye Sise ve Cam Fabrikalari A.S.	8,294,963	7,524,112
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,584,524	1,483,639
#*	Ulker Biskuvi Sanayi A.S.	1,171,802	3,121,948
#*	Vestel Elektronik Sanayi ve Ticaret A.S.	626,462	2,181,408
#	Yapi ve Kredi Bankasi A.S.	6,653,329	1,685,374
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	837,976	1,704,808
*	Zorlu Enerji Elektrik Uretim A.S.	1,603,291	387,557

TOTAL TURKEY			165,743,861

UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	2,705,710	4,608,441
	Abu Dhabi Islamic Bank PJSC	3,826,732	5,016,211
*	Abu Dhabi Ship Building Co. PJSC	81,432	43,869
	Agthia Group PJSC	923,505	1,584,237
*	Air Arabia PJSC	3,080,996	1,069,487

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Ajman Bank PJSC	93,140	$17,932
	Aldar Properties PJSC	15,445,627	14,719,683
	Amanat Holdings PJSC	4,021,490	989,592
*	Amlak Finance PJSC	3,580,841	209,017
*	Arabtec Holding PJSC	1,809,860	97,929
	Aramex PJSC	2,038,651	2,166,222
*	DAMAC Properties Dubai Co. PJSC	4,191,488	1,365,457
	Dana Gas PJSC	13,545,752	3,032,635
*	Deyaar Development PJSC	14,644,937	1,062,259
	Dubai Financial Market PJSC	7,954,965	2,295,450
	Dubai Investments PJSC	3,406,106	1,423,994
	Dubai Islamic Bank PJSC	6,053,130	7,322,904
*	Emaar Development PJSC	2,639,675	1,960,499
*	Emaar Malls PJSC	5,042,391	2,513,633
	Emaar Properties PJSC	6,782,571	6,847,591
	Emirates NBD Bank PJSC	517,712	1,754,035
	Emirates Telecommunications Group Co. PJSC	1,839,670	10,606,774
*	Eshraq Investments PJSC	7,730,700	654,850
	First Abu Dhabi Bank PJSC	2,861,709	11,075,316
*	Gulf Navigation Holding PJSC	388,585	34,717
*	International Holdings Co. PJSC	16,916	417,703
	Islamic Arab Insurance Co.	2,750,440	607,480
*	Manazel Real Estate PJSC	2,989,785	278,691
	National Central Cooling Co. PJSC	259,159	203,544
*	RAK Properties PJSC	4,107,156	599,531
	Ras Al Khaimah Ceramics	95,839	49,495
	SHUAA Capital PSC	974,550	165,949

TOTAL UNITED ARAB EMIRATES			84,795,127

UNITED KINGDOM — (0.0%)
#*	Bytes Technology Group P.L.C.	146,389	979,634

TOTAL COMMON STOCKS			29,633,193,302

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.8%)
*	Alpargatas SA	491,381	3,593,959
	Banco ABC Brasil SA	600,837	1,637,022
	Banco Bradesco SA	7,613,058	33,425,950
	Banco do Estado do Rio Grande do Sul SA, Class B	1,383,228	3,119,364
	Banco Pan SA	320,189	1,083,988
	Centrais Eletricas Brasileiras SA, Class B	601,103	4,092,155
	Centrais Eletricas Santa Catarina	66,063	772,390
	Cia de Saneamento do Parana	5,415,406	4,246,947
	Cia de Transmissao de Energia Eletrica Paulista	1,018,995	5,064,914
	Cia Energetica de Minas Gerais	2,775,192	7,070,748
	Cia Energetica de Sao Paulo, Class B	1,209,787	5,634,634
	Cia Energetica do Ceara, Class A	88,430	934,432
	Cia Ferro Ligas da Bahia - FERBASA	429,182	3,555,415
	Cia Paranaense de Energia	4,725,410	5,445,654
*	Eucatex SA Industria e Comercio	95,359	213,292
	Gerdau SA	2,290,526	14,007,837
	Itau Unibanco Holding SA	6,304,438	31,951,322
	Lojas Americanas SA	1,089,532	4,183,989
	Marcopolo SA	3,615,445	1,737,155
	Petroleo Brasileiro SA	22,151,183	96,319,243
	Randon SA Implementos e Participacoes	1,143,626	2,928,515
	Schulz SA	251,080	507,517
	Unipar Carbocloro SA	504,025	7,203,070
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	1,968,098	8,133,909

TOTAL BRAZIL			246,863,421

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	329,325	$467,995
	Embotelladora Andina SA, Class B	1,123,248	2,678,803
	Sociedad Quimica y Minera de Chile SA, Class B	33,958	1,789,277

TOTAL CHILE			4,936,075

COLOMBIA — (0.1%)
	Banco Davivienda SA	469,981	3,670,137
	Bancolombia SA	245,604	1,832,228
	Grupo Argos SA	93,838	217,638
	Grupo Aval Acciones y Valores SA	9,778,679	2,878,913
	Grupo de Inversiones Suramericana SA	227,135	1,025,141

TOTAL COLOMBIA			9,624,057

PHILIPPINES — (0.0%)
	Cebu Air, Inc.	1,187,747	1,110,044

SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	6,521	263,247

TOTAL PREFERRED STOCKS			262,796,844

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*	Gafisa SA Rights 06/15/20	1	0

INDIA — (0.0%)
*	Sundaram Finance Holdings, Ltd. Rights 06/02/21	43,145	13,805

INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	597,045	40,402

MALAYSIA — (0.0%)
*	SKP Resources Bhd Warrants 04/25/26	852,180	0
*	Frontken Corp. Bhd Warrants 05/03/26	1,770,600	0
*	Scientex BHD Warrants 01/14/26	385,146	125,988

TOTAL MALAYSIA			125,988

SOUTH KOREA — (0.0%)
*	Humax Co., Ltd. Rights 06/08/21	28,552	22,460
*	Korea Line Corp. Rights 06/09/21	281,360	264,324

TOTAL SOUTH KOREA			286,784

TAIWAN — (0.0%)
*	Grand Fortune Securities Co., Ltd. Rights Exp 04/28/21	116,118	30,138
*	Supreme Electronics Co., Ltd. Rights 05/07/21	230,053	82,359
*	Supreme Electronics Co., Ltd. Rights Exp 10/28/20	219,836	0

TOTAL TAIWAN			112,497

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/21/21	579,450	214,008
*	Grande Asset Hotels Foreign Rights Exp 06/03/19	215,843	0
*	MBK P.L.C. Warrants 3/24/22	292,515	101,458

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Noble W2 Warrants 01/05/22	82,350	$2,645
*	RS PCL Warrants 04/26/22	666,680	0
*	TFG W3 Warrants 04/29/22	741,220	0
*	U City PCL Rights Exp 03/31/21	28,578,717	137,674

TOTAL THAILAND			455,785

TURKEY — (0.0%)
*	Hektas Ticaret TAS Rights 05/17/21	776,209	1,183,241

VIRGIN ISLANDS (BRITISH) — (0.0%)
*	Chaarat Gold Holdings, Ltd. Warrants 03/12/22	983,028	0

TOTAL RIGHTS/WARRANTS			2,218,502

TOTAL INVESTMENT SECURITIES (Cost $19,172,294,243)			29,898,208,648

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	56,562,250	654,425,234

TOTAL INVESTMENTS — (100.0%) (Cost $19,826,645,928)			$30,552,633,882

As of April 30, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,161	06/18/21	$230,226,639	$242,323,920	$12,097,281

Total Futures Contracts			$230,226,639	$242,323,920	$12,097,281

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$4,254,824	—	$4,254,824
Brazil	$1,119,243,189	—	—	1,119,243,189
Chile	200,197,958	—	—	200,197,958
China	1,604,459,244	8,278,843,217	—	9,883,302,461
Colombia	44,340,898	—	—	44,340,898
Czech Republic	—	29,155,354	—	29,155,354
Egypt	548,277	14,031,009	—	14,579,286
Greece	—	59,176,945	—	59,176,945
Hong Kong	10,845,770	5,365,976	—	16,211,746
Hungary	—	66,663,417	—	66,663,417
India	167,719,278	3,172,257,408	—	3,339,976,686
Indonesia	14,564,498	434,879,588	—	449,444,086
Malaysia	68,905	527,265,156	—	527,334,061
Mexico	672,986,178	22,235	—	673,008,413
Peru	21,363,967	—	—	21,363,967
Philippines	4,571,628	225,126,514	—	229,698,142

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	$3,488	$224,563,412	—	$224,566,900
Qatar	—	76,568,994	—	76,568,994
Russia	20,100,043	249,686,777	—	269,786,820
Saudi Arabia	1,910,281	705,140,416	—	707,050,697
South Africa	142,689,512	1,195,028,433	—	1,337,717,945
South Korea	82,376,317	4,383,814,915	—	4,466,191,232
Taiwan	457,202,026	4,515,504,216	—	4,972,706,242
Thailand	649,134,417	—	—	649,134,417
Turkey	1,156,501	164,587,360	—	165,743,861
United Arab Emirates	—	84,795,127	—	84,795,127
United Kingdom	—	979,634	—	979,634
Preferred Stocks
Brazil	246,863,421	—	—	246,863,421
Chile	4,936,075	—	—	4,936,075
Colombia	9,624,057	—	—	9,624,057
Philippines	1,110,044	—	—	1,110,044
South Korea	—	263,247	—	263,247
Rights/Warrants
India	13,805	—	—	13,805
Indonesia	—	40,402	—	40,402
Malaysia	—	125,988	—	125,988
South Korea	—	286,784	—	286,784
Taiwan	—	112,497	—	112,497
Thailand	—	455,785	—	455,785
Turkey	—	1,183,241	—	1,183,241
Securities Lending Collateral	—	654,425,234	—	654,425,234
Futures Contracts**	12,097,281	—	—	12,097,281

TOTAL	$5,490,127,058	$25,074,604,105	—	$30,564,731,163

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (8.2%)
	A.H. Belo Corp., Class A	24,800	$49,600
	Activision Blizzard, Inc.	12,862	1,172,886
*	Alaska Communications Systems Group, Inc.	2,160	7,150
*	Alphabet, Inc., Class A	6,954	16,366,239
*	Alphabet, Inc., Class C	6,817	16,429,788
*	Altice USA, Inc., Class A	23,147	840,468
*	AMC Networks, Inc., Class A	5,887	295,998
*	Angi, Inc.	3,624	58,020
#*	Anterix, Inc.	1,929	91,280
	AT&T, Inc.	302,180	9,491,474
	ATN International, Inc.	3,463	157,844
	Audacy Inc.	4,476	21,664
*	Ballantyne Strong, Inc.	2,726	14,066
	Beasley Broadcast Group, Inc., Class A	7,857	22,078
*	Boingo Wireless, Inc.	6,938	96,854
*	Boston Omaha Corp., Class A	933	26,143
	Cable One, Inc.	630	1,127,700
*	Cargurus, Inc.	7,733	190,850
*	Cars.com, Inc.	9,540	126,023
#*	Charter Communications, Inc., Class A	5,206	3,505,981
*	Cincinnati Bell, Inc.	8,716	134,488
#	Cinemark Holdings, Inc.	4,600	97,520
	Cogent Communications Holdings, Inc.	4,641	350,442
	Comcast Corp., Class A	202,879	11,391,656
*	comScore, Inc.	10,011	36,941
*	Consolidated Communications Holdings, Inc.	1,659	11,945
*	Cumulus Media, Inc., Class A	633	6,083
*	Daily Journal Corp.	107	32,655
*	DHI Group, Inc.	18,567	54,216
#*	Discovery, Inc., Class A	17,178	646,923
*	Discovery, Inc., Class C	35,366	1,142,675
*	DISH Network Corp., Class A	24,443	1,094,802
	Electronic Arts, Inc.	7,537	1,070,857
	Entravision Communications Corp., Class A	4,905	18,884
#*	Eventbrite, Inc., Class A	1,632	38,466
	EW Scripps Co. (The), Class A	9,868	213,346
*	Facebook, Inc., Class A	54,770	17,804,632
#*	Fluent, Inc.	3,691	13,731
#	Fox Corp., Class A	28,760	1,076,199
	Fox Corp., Class B	21,319	775,585
*	Gaia, Inc.	1,300	13,702
	Gray Television, Inc.	14,857	301,894
*	Hemisphere Media Group, Inc.	1,613	19,711
*	IAC/InterActiveCorp.	2,216	561,690
*	IDT Corp., Class B	1,500	36,015
*	iHeartMedia, Inc., Class A	4,000	76,560
*	IMAX Corp.	8,607	177,476
	Interpublic Group of Cos., Inc. (The)	46,927	1,489,932
*	Iridium Communications, Inc.	14,903	566,165
	John Wiley & Sons, Inc., Class A	7,363	419,249
	John Wiley & Sons, Inc., Class B	312	17,694
#*	Lee Enterprises, Inc.	1,183	35,372
*	Liberty Broadband Corp., Class A	1,324	208,755
*	Liberty Broadband Corp., Class C	9,233	1,502,394

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America, Ltd., Class A	9,637	$133,810
*	Liberty Latin America, Ltd., Class C	28,102	392,023
#*	Liberty Media Corp.-Liberty Braves, Class A	363	10,160
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	114,830
*	Liberty Media Corp.-Liberty Formula One, Class A	2,870	118,875
*	Liberty Media Corp.-Liberty Formula One, Class C	20,664	969,968
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,198	370,468
*	Liberty Media Corp.-Liberty SiriusXM, Class C	18,725	846,932
*	Liberty TripAdvisor Holdings, Inc., Class A	9,810	49,639
#*	Lions Gate Entertainment Corp., Class A	11,808	170,862
*	Lions Gate Entertainment Corp., Class B	16,116	203,062
#*	Live Nation Entertainment, Inc.	9,426	771,801
#	Loral Space & Communications, Inc.	2,140	85,878
	Lumen Technologies, Inc.	138,346	1,774,979
*	Madison Square Garden Entertainment Corp.	1,674	151,681
*	Marchex, Inc., Class B	3,200	9,280
#*	Marcus Corp. (The)	1,500	29,940
#*	Match Group, Inc.	9,505	1,479,263
*	Meredith Corp.	1,681	52,279
*	MSG Networks, Inc., Class A	5,969	94,728
	National CineMedia, Inc.	3,742	15,978
*	Netflix, Inc.	3,698	1,898,812
	New York Times Co. (The), Class A	12,471	566,308
	News Corp., Class A	41,354	1,083,268
	News Corp., Class B	20,116	489,020
	Nexstar Media Group, Inc., Class A	6,119	902,002
	Omnicom Group, Inc.	28,988	2,384,553
*	Ooma, Inc.	2,349	38,829
*	ORBCOMM, Inc.	6,642	76,117
*	Pinterest, Inc., Class A	553	36,703
*	QuinStreet, Inc.	6,390	129,525
*	Reading International, Inc., Class A	4,944	29,565
*	Roku, Inc.	399	136,845
	Saga Communications, Inc., Class A	347	7,818
	Scholastic Corp.	5,612	170,212
#*	Sciplay Corp., Class A	1,500	26,475
	Shenandoah Telecommunications Co.	9,059	428,128
#	Sirius XM Holdings, Inc.	61,965	377,986
#*	Snap, Inc., Class A	5,391	333,272
	Spok Holdings, Inc.	2,587	26,568
#*	Spotify Technology SA	100	25,212
*	Take-Two Interactive Software, Inc.	6,254	1,096,827
*	TechTarget, Inc.	3,207	245,977
	TEGNA, Inc.	34,128	684,608
	Telephone and Data Systems, Inc.	16,403	376,941
*	T-Mobile US, Inc.	21,919	2,896,157
	Townsquare Media, Inc., Class A	1,300	13,390
*	Travelzoo	2,000	31,520
*	Tribune Publishing Co.	5,864	102,268
*	TripAdvisor, Inc.	14,054	662,365
*	TrueCar, Inc.	11,250	51,750
*	Twitter, Inc.	12,113	668,880
*	United States Cellular Corp.	6,305	215,190
	Verizon Communications, Inc.	214,016	12,367,985
#	ViacomCBS, Inc., Class A	1,096	49,539
	ViacomCBS, Inc., Class B	32,131	1,318,014
*	Vonage Holdings Corp.	22,709	307,707
*	Walt Disney Co. (The)	31,507	5,860,932
#	World Wrestling Entertainment, Inc., Class A	5,446	300,129

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Yelp, Inc.	9,440	$370,992
*	Zedge, Inc., Class B	300	3,990
*	Zillow Group, Inc., Class A	3,209	427,920
#*	Zillow Group, Inc., Class C	7,871	1,024,175
*	Zynga, Inc., Class A	85,388	923,898

TOTAL COMMUNICATION SERVICES			138,545,569

CONSUMER DISCRETIONARY — (14.1%)
*	1-800-Flowers.com, Inc., Class A	5,186	165,822
	Aaron’s Co., Inc. (The)	4,332	133,815
	Abercrombie & Fitch Co., Class A	14,633	548,591
	Acushnet Holdings Corp.	9,745	412,311
*	Adient P.L.C.	7,268	336,799
*	Adtalem Global Education, Inc.	9,323	319,872
	Advance Auto Parts, Inc.	6,293	1,259,607
*	Amazon.com, Inc.	13,072	45,326,114
*	American Axle & Manufacturing Holdings, Inc.	13,899	128,983
#	American Eagle Outfitters, Inc.	32,450	1,121,796
*	American Outdoor Brands, Inc.	1,000	25,850
*	American Public Education, Inc.	2,802	85,349
*	America’s Car-Mart, Inc.	1,100	165,913
*	Aptiv P.L.C.	16,847	2,424,115
	Aramark	21,930	852,419
*	Ark Restaurants Corp.	120	2,436
*	Asbury Automotive Group, Inc.	3,077	611,123
*	At Home Group, Inc.	8,348	263,630
*	Autoliv, Inc.	13,399	1,348,743
*	AutoNation, Inc.	13,704	1,404,386
*	AutoZone, Inc.	902	1,320,636
*	Barnes & Noble Education, Inc.	189	1,495
	Bassett Furniture Industries, Inc.	1,200	41,160
*	BBQ Holdings, Inc.	1,022	13,490
*	Beazer Homes USA, Inc.	4,142	92,408
#	Bed Bath & Beyond, Inc.	9,734	246,465
	Best Buy Co., Inc.	25,955	3,017,788
	Big Lots, Inc.	6,301	434,391
*	Biglari Holdings, Inc., Class B	227	30,205
#*	Bloomin’ Brands, Inc.	11,019	348,200
*	Bluegreen Vacations Holding Corp.	1,207	22,354
*	Booking Holdings, Inc.	193	475,953
*	Boot Barn Holdings, Inc.	4,393	309,882
	BorgWarner, Inc.	33,425	1,623,786
*	Bowl America, Inc., Class A	1,028	10,280
*	Bright Horizons Family Solutions, Inc.	5,354	775,420
	Brinker International, Inc.	3,652	245,159
	Brunswick Corp.	11,366	1,217,640
	Buckle, Inc. (The)	7,967	334,136
*	Build-A-Bear Workshop, Inc.	1,000	8,040
*	Burlington Stores, Inc.	446	145,543
	Caleres, Inc.	5,590	130,303
	Callaway Golf Co.	12,039	348,529
#	Camping World Holdings, Inc., Class A	4,673	203,462
*	Capri Holdings, Ltd.	14,895	820,417
*	CarMax, Inc.	11,811	1,573,698
*	Carnival Corp.	36,280	1,014,389
*	CarParts.com, Inc.	3,375	58,320
	Carriage Services, Inc.	2,352	87,447
*	Carrols Restaurant Group, Inc.	8,663	51,025
	Carter’s, Inc.	6,367	692,666

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Carvana Co.	550	$156,893
	Cato Corp. (The), Class A	600	8,040
*	Cavco Industries, Inc.	1,219	255,295
*	Century Communities, Inc.	4,391	324,671
*	Charles & Colvard, Ltd.	4,976	15,625
	Cheesecake Factory, Inc. (The)	5,226	327,095
#*	Chegg, Inc.	2,145	193,758
#*	Chewy, Inc., Class A	854	68,081
	Chico’s FAS, Inc.	23,800	71,400
*	Children’s Place, Inc. (The)	1,315	103,030
*	Chipotle Mexican Grill, Inc.	36	53,713
	Choice Hotels International, Inc.	3,662	416,736
	Citi Trends, Inc.	2,312	241,835
	Columbia Sportswear Co.	9,106	992,645
*	Conn’s, Inc.	4,758	96,302
*	Container Store Group, Inc. (The)	4,590	64,673
»	Contra Zagg, Inc.	4,298	387
	Cooper Tire & Rubber Co.	10,504	598,623
*	Cooper-Standard Holdings, Inc.	875	25,410
	Cracker Barrel Old Country Store, Inc.	3,493	584,973
*	Crocs, Inc.	8,413	842,310
	Crown Crafts, Inc.	1,422	10,949
	Culp, Inc.	1,771	25,060
	Dana, Inc.	22,857	578,282
	Darden Restaurants, Inc.	11,692	1,715,450
*	Dave & Buster’s Entertainment, Inc.	5,781	263,960
*	Deckers Outdoor Corp.	4,029	1,362,608
	Del Taco Restaurants, Inc.	5,595	63,783
*	Delta Apparel, Inc.	600	20,406
*	Denny’s Corp.	5,995	113,545
	Designer Brands, Inc., Class A	1,992	35,258
#	Dick’s Sporting Goods, Inc.	10,157	838,765
	Dillard’s, Inc., Class A	2,850	281,893
#*	Dixie Group, Inc. (The)	9,307	33,412
	Dollar General Corp.	9,843	2,113,784
*	Dollar Tree, Inc.	19,971	2,294,668
#	Domino’s Pizza, Inc.	1,500	633,510
*	Dorman Products, Inc.	5,212	516,926
	Dover Motorsports, Inc.	700	1,568
	DR Horton, Inc.	28,190	2,770,795
	eBay, Inc.	46,418	2,589,660
	Educational Development Corp.	1,868	33,213
*	El Pollo Loco Holdings, Inc.	4,262	72,198
#*	Envela Corp.	5,655	21,941
	Escalade, Inc.	1,450	31,929
	Ethan Allen Interiors, Inc.	4,083	117,223
*	Etsy, Inc.	8,119	1,613,976
	Expedia Group, Inc.	2,121	373,784
#*	Express, Inc.	19,298	58,859
	Extended Stay America, Inc.	29,125	579,296
*	Fiesta Restaurant Group, Inc.	3,560	52,474
#*	Five Below, Inc.	6,045	1,216,677
	Flexsteel Industries, Inc.	1,153	50,190
*	Floor & Decor Holdings, Inc., Class A	12,035	1,334,922
	Foot Locker, Inc.	15,240	898,855
*	Ford Motor Co.	234,687	2,708,288
*	Fossil Group, Inc.	7,394	95,383
*	Fox Factory Holding Corp.	5,394	826,523
	Franchise Group, Inc.	1,525	58,758

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	frontdoor, Inc.	7,821	$418,658
#*	Funko, Inc., Class A	3,500	75,390
	Gap, Inc. (The)	34,136	1,129,902
	Garmin, Ltd.	9,066	1,244,218
	General Motors Co.	69,457	3,974,330
*	Genesco, Inc.	3,112	155,600
	Gentex Corp.	34,681	1,220,078
*	Gentherm, Inc.	4,760	338,912
	Genuine Parts Co.	10,781	1,347,302
*	G-III Apparel Group, Ltd.	6,928	225,091
#*	Good Times Restaurants, Inc.	4,704	21,215
*	Goodyear Tire & Rubber Co. (The)	26,632	458,337
*	GoPro, Inc., Class A	15,660	175,862
	Graham Holdings Co., Class B	687	436,664
*	Grand Canyon Education, Inc.	5,044	546,215
*	Green Brick Partners, Inc.	5,861	151,272
	Group 1 Automotive, Inc.	2,918	479,019
*	GrubHub, Inc.	5,746	390,958
	Guess?, Inc.	14,243	385,131
#	H&R Block, Inc.	18,895	420,603
#	Hamilton Beach Brands Holding Co., Class A	1,000	19,500
#	Hanesbrands, Inc.	48,867	1,029,139
	Harley-Davidson, Inc.	24,436	1,181,969
	Hasbro, Inc.	14,473	1,439,340
	Haverty Furniture Cos., Inc.	4,379	203,492
*	Helen of Troy, Ltd.	3,202	676,294
*	Hibbett Sports, Inc.	2,831	224,923
*	Hilton Grand Vacations, Inc.	10,936	487,308
*	Hilton Worldwide Holdings, Inc.	10,164	1,308,107
	Home Depot, Inc. (The)	28,392	9,189,639
	Hooker Furniture Corp.	1,478	55,440
*	Houghton Mifflin Harcourt Co.	9,900	89,892
*	Hyatt Hotels Corp., Class A	4,105	337,965
#*	iMedia Brands, Inc.	5,195	38,391
	Installed Building Products, Inc.	4,932	664,094
*	iRobot Corp.	3,767	409,850
	Jack in the Box, Inc.	2,513	303,193
	Jerash Holdings US, Inc.	1,557	10,276
	Johnson Outdoors, Inc., Class A	1,404	199,101
	KB Home	15,380	741,777
*	Kirkland’s, Inc.	1,766	52,274
	Kohl’s Corp.	21,863	1,282,484
#	Kontoor Brands, Inc.	4,264	267,907
*	L Brands, Inc.	5,861	386,240
*	Lakeland Industries, Inc.	1,000	28,210
*	Lands’ End, Inc.	4,280	98,611
*	Laureate Education, Inc., Class A	13,798	189,722
	La-Z-Boy, Inc.	7,281	323,713
*	Lazydays Holdings, Inc.	1,319	32,645
	LCI Industries	3,843	562,999
*	Leaf Group, Ltd.	2,563	22,708
	Lear Corp.	8,227	1,512,452
#*	Legacy Housing Corp.	1,336	23,861
	Leggett & Platt, Inc.	18,744	931,014
	Lennar Corp., Class A	18,892	1,957,211
	Lennar Corp., Class B	1,637	131,893
	Levi Strauss & Co., Class A	2,638	76,133
*	LGI Homes, Inc.	3,499	580,064
	Lifetime Brands, Inc.	1,597	23,157

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	3,900	$25,038
*	Lindblad Expeditions Holdings, Inc.	2,546	41,729
*	Liquidity Services, Inc.	3,459	62,020
#	Lithia Motors, Inc., Class A	3,529	1,356,477
*	Live Ventures, Inc.	401	12,441
*	LKQ Corp.	38,553	1,800,811
*	Lovesac Co. (The)	964	70,632
	Lowe’s Cos., Inc.	28,452	5,583,705
*	Luby’s, Inc.	1,850	6,845
*	Lululemon Athletica, Inc.	5,186	1,738,710
*	Lumber Liquidators Holdings, Inc.	3,367	80,707
*	M/I Homes, Inc.	3,235	225,544
	Macy’s, Inc.	35,829	594,045
*	Magnite, Inc.	4,400	176,220
*	Malibu Boats, Inc., Class A	3,128	260,750
	Marine Products Corp.	5,029	87,303
*	MarineMax, Inc.	3,867	219,646
*	Marriott International, Inc., Class A	18,088	2,686,430
*	Marriott Vacations Worldwide Corp.	5,248	932,202
*	MasterCraft Boat Holdings, Inc.	2,329	66,050
#*	Mattel, Inc.	37,461	803,913
	McDonald’s Corp.	9,775	2,307,682
	MDC Holdings, Inc.	10,461	613,642
»	Media General, Inc.	13,638	1,279
*	Meritage Homes Corp.	5,126	545,355
*	Modine Manufacturing Co.	7,038	114,579
*	Mohawk Industries, Inc.	6,832	1,403,976
	Monro, Inc.	5,228	369,045
#*	Motorcar Parts of America, Inc.	2,723	58,817
	Movado Group, Inc.	2,400	75,288
	Murphy USA, Inc.	4,942	688,915
	Nathan’s Famous, Inc.	600	38,058
*	National Vision Holdings, Inc.	9,444	476,072
#*	Nautilus, Inc.	4,510	75,588
#*	Nephros, Inc.	900	6,741
*	New Home Co., Inc. (The)	1,900	11,647
	NIKE, Inc., Class B	25,476	3,378,627
*	Noodles & Co.	2,751	33,246
#*	Norwegian Cruise Line Holdings, Ltd.	19,332	600,259
*	Nova Lifestyle, Inc.	7,592	20,726
*	NVR, Inc.	372	1,866,733
*	ODP Corp. (The)	6,695	270,679
*	Ollie’s Bargain Outlet Holdings, Inc.	5,086	469,285
*	OneSpaWorld Holdings Ltd.	1,038	11,060
*	O’Reilly Automotive, Inc.	3,845	2,125,824
	Oxford Industries, Inc.	2,746	250,518
	Papa John’s International, Inc.	2,782	269,075
	Patrick Industries, Inc.	3,766	337,434
	Penske Automotive Group, Inc.	13,288	1,165,225
*	Perdoceo Education Corp.	8,848	103,168
#	PetMed Express, Inc.	3,666	107,872
*	Planet Fitness, Inc., Class A	7,423	623,458
*	Playa Hotels & Resorts NV	17,215	126,702
	Polaris, Inc.	7,671	1,074,170
	Pool Corp.	4,278	1,807,541
	PulteGroup, Inc.	36,046	2,131,040
*	Purple Innovation, Inc.	4,327	147,464
	PVH Corp.	7,338	830,515
*	Quotient Technology, Inc.	10,037	164,005

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Qurate Retail, Inc., Class A	45,923	$546,484
	Ralph Lauren Corp.	3,683	490,907
*	Red Robin Gourmet Burgers, Inc.	900	32,724
#*	Regis Corp.	5,136	66,460
	Rent-A-Center, Inc.	8,566	492,973
*	Revolve Group, Inc.	3,450	167,290
#*	RH	2,156	1,483,371
	Rocky Brands, Inc.	402	21,165
	Ross Stores, Inc.	13,418	1,756,953
#	Royal Caribbean Cruises, Ltd.	11,636	1,011,750
*	Sally Beauty Holdings, Inc.	8,848	177,579
*	SeaWorld Entertainment, Inc.	11,472	628,207
*	Select Interior Concepts, Inc., Class A	1,800	13,554
	Service Corp. International	23,706	1,266,849
*	Shake Shack, Inc., Class A	2,351	255,671
	Shoe Carnival, Inc.	2,230	133,688
	Shutterstock, Inc.	4,844	422,300
*	Signet Jewelers, Ltd.	8,025	479,494
	Six Flags Entertainment Corp.	998	46,886
*	Skechers U.S.A., Inc., Class A	15,863	769,197
*	Skyline Champion Corp.	7,662	340,423
*	Sleep Number Corp.	2,862	320,229
#	Sonic Automotive, Inc., Class A	4,084	201,505
*	Sonos, Inc.	6,642	265,879
*	Sportsman’s Warehouse Holdings, Inc.	2,963	52,030
*	Stamps.com, Inc.	2,929	601,529
	Standard Motor Products, Inc.	3,872	165,838
	Starbucks Corp.	15,505	1,775,167
	Steven Madden, Ltd.	10,477	426,100
*	Stitch Fix, Inc., Class A	765	33,140
*	Stoneridge, Inc.	5,645	187,696
	Strategic Education, Inc.	2,887	216,698
	Strattec Security Corp.	200	8,780
*	Stride, Inc.	7,870	225,318
	Superior Group of Cos, Inc.	1,686	42,521
#*	Sypris Solutions, Inc.	4,022	14,399
	Tapestry, Inc.	38,289	1,832,129
	Target Corp.	25,029	5,187,511
*	Taylor Morrison Home Corp.	15,830	494,054
	Tempur Sealy International, Inc.	23,044	878,898
*	Tenneco, Inc., Class A	1,172	11,802
*	Terminix Global Holdings, Inc.	14,400	732,816
#*	Tesla, Inc.	5,130	3,639,427
	Texas Roadhouse, Inc.	7,643	817,954
#	Thor Industries, Inc.	7,247	1,026,103
*	Tilly’s, Inc., Class A	1,998	24,096
	TJX Cos., Inc. (The)	18,164	1,289,644
	Toll Brothers, Inc.	14,952	937,490
*	TopBuild Corp.	5,884	1,308,484
	Tractor Supply Co.	8,913	1,680,992
	Travel & Leisure Co.	8,926	575,995
*	TravelCenters of America, Inc.	1,298	35,682
*	Tri Pointe Homes, Inc.	20,623	491,240
*	Tupperware Brands Corp.	4,382	106,789
*	Turtle Beach Corp.	1,985	55,163
*	Ulta Beauty, Inc.	5,831	1,920,440
#*	Under Armour, Inc., Class A	13,738	333,971
#*	Under Armour, Inc., Class C	16,084	320,232
*	Unifi, Inc.	2,302	62,223

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Electronics, Inc.	2,569	$146,048
*	Universal Technical Institute, Inc.	1,356	7,634
*	Urban Outfitters, Inc.	15,915	571,348
	Vail Resorts, Inc.	4,306	1,400,139
#*	Veoneer, Inc.	9,833	225,176
*	Vera Bradley, Inc.	4,815	53,446
	VF Corp.	14,683	1,287,112
#*	Vinco Ventures, Inc.	16,741	43,192
*	Visteon Corp.	3,676	447,774
*	VOXX International Corp.	2,097	35,754
#*	Wayfair, Inc., Class A	2,283	674,786
	Wendy’s Co. (The)	29,829	673,241
	Weyco Group, Inc.	1,047	20,594
	Whirlpool Corp.	8,385	1,982,633
#	Williams-Sonoma, Inc.	10,952	1,870,054
	Wingstop, Inc.	3,132	496,140
	Winmark Corp.	400	77,028
	Winnebago Industries, Inc.	5,225	417,739
	Wolverine World Wide, Inc.	8,874	370,223
*	WW International, Inc.	6,624	183,750
	Wyndham Hotels & Resorts, Inc.	7,332	536,043
*	YETI Holdings, Inc.	7,494	640,137
	Yum! Brands, Inc.	5,524	660,228
*	Zovio, Inc.	2,706	10,039
*	Zumiez, Inc.	4,107	176,478

TOTAL CONSUMER DISCRETIONARY			238,613,525

CONSUMER STAPLES — (5.1%)
	Andersons, Inc. (The)	5,770	165,714
	Archer-Daniels-Midland Co.	28,219	1,781,465
	B&G Foods, Inc.	10,036	292,850
#*	Beyond Meat, Inc.	376	49,512
#*	Bioceres Crop Solutions Corp.	1,800	26,424
#*	BJ’s Wholesale Club Holdings, Inc.	13,934	622,432
	Bunge, Ltd.	17,327	1,462,745
	Calavo Growers, Inc.	2,253	176,027
	Cal-Maine Foods, Inc.	5,619	209,926
#	Campbell Soup Co.	27,872	1,330,888
	Casey’s General Stores, Inc.	5,772	1,282,481
*	Celsius Holdings, Inc.	928	53,174
#*	Central Garden & Pet Co.	1,889	102,270
*	Central Garden & Pet Co., Class A	8,580	422,737
*	Chefs’ Warehouse, Inc. (The)	3,811	122,829
#	Clorox Co. (The)	7,826	1,428,245
	Coca-Cola Co. (The)	152,681	8,241,720
	Coca-Cola Consolidated, Inc.	1,254	367,735
*	Coffee Holding Co., Inc.	2,117	9,759
	Colgate-Palmolive Co.	20,323	1,640,066
	Conagra Brands, Inc.	35,332	1,310,464
	Costco Wholesale Corp.	13,897	5,170,935
*	Coty, Inc., Class A	78,283	783,613
*	Cyanotech Corp.	5,506	17,289
*	Darling Ingredients, Inc.	28,208	1,959,046
	Edgewell Personal Care Co.	8,356	319,199
*	elf Beauty, Inc.	7,804	236,071
#	Energizer Holdings, Inc.	9,535	470,075
	Estee Lauder Cos., Inc. (The), Class A	5,189	1,628,308
*	Farmer Bros Co.	792	8,078
	Flowers Foods, Inc.	24,406	584,768

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Fresh Del Monte Produce, Inc.	8,311	$234,370
*	Freshpet, Inc.	834	154,140
	General Mills, Inc.	32,653	1,987,262
#*	Grocery Outlet Holding Corp.	2,397	96,815
#*	Hain Celestial Group, Inc. (The)	14,456	592,841
*	Herbalife Nutrition, Ltd.	9,000	411,930
#	Hormel Foods Corp.	23,828	1,100,854
*	Hostess Brands, Inc.	19,002	290,541
#	Ingles Markets, Inc., Class A	3,705	227,079
	Ingredion, Inc.	9,049	845,267
	Inter Parfums, Inc.	3,504	257,894
	J&J Snack Foods Corp.	1,979	325,763
#	JM Smucker Co. (The)	8,271	1,083,418
	John B. Sanfilippo & Son, Inc.	1,772	155,759
#	Kellogg Co.	25,797	1,610,249
#	Keurig Dr Pepper, Inc.	14,353	514,555
	Kimberly-Clark Corp.	8,135	1,084,558
	Kraft Heinz Co. (The)	26,225	1,082,830
	Kroger Co. (The)	82,614	3,018,716
	Lamb Weston Holdings, Inc.	13,129	1,056,884
	Lancaster Colony Corp.	3,757	693,955
*	Landec Corp.	3,686	41,726
*	Lifevantage Corp.	1,400	11,382
*	Lifeway Foods, Inc.	2,012	10,020
	Limoneira Co.	2,048	36,987
	Mannatech, Inc.	40	778
	McCormick & Co. Inc.	16,890	1,526,180
	McCormick & Co., Inc.	180	16,346
	Medifast, Inc.	1,250	283,862
*	Monster Beverage Corp.	25,575	2,482,054
#	National Beverage Corp.	9,265	450,186
#	Natura & Co. Holding SA, ADR	4,384	78,079
*	Natural Alternatives International, Inc.	920	13,800
	Natural Grocers by Vitamin Cottage, Inc.	3,961	62,267
	Nature’s Sunshine Products, Inc.	1,300	27,053
	Nu Skin Enterprises, Inc., Class A	9,660	510,628
#	Ocean Bio-Chem, Inc.	1,697	22,672
	Oil-Dri Corp. of America	877	30,634
	PepsiCo, Inc.	62,829	9,057,429
*	Pilgrim’s Pride Corp.	21,104	505,652
*	Planet Green Holdings Corp.	1,720	3,337
*	Post Holdings, Inc.	9,947	1,131,770
	PriceSmart, Inc.	4,237	356,077
#*	Rite Aid Corp.	1,953	34,217
*	S&W Seed Co.	2,800	10,584
	Sanderson Farms, Inc.	2,916	479,769
	Seaboard Corp.	80	286,239
*	Seneca Foods Corp., Class A	1,000	46,060
*	Seneca Foods Corp., Class B	301	14,000
*	Simply Good Foods Co. (The)	12,209	421,821
	SpartanNash Co.	6,615	128,133
	Spectrum Brands Holdings, Inc.	8,176	720,633
*	Sprouts Farmers Market, Inc.	18,120	464,053
#*	Summer Infant, Inc.	1,391	25,094
	Sysco Corp.	24,698	2,092,662
#	Tootsie Roll Industries, Inc.	3,519	111,095
*	TreeHouse Foods, Inc.	9,409	447,868
	Tyson Foods, Inc., Class A	24,973	1,934,159
*	United Natural Foods, Inc.	7,790	287,139

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	United-Guardian, Inc.	3,800	$55,556
*	US Foods Holding Corp.	25,461	1,055,613
*	USANA Health Sciences, Inc.	3,684	331,523
	Village Super Market, Inc., Class A	1,203	29,329
	Walgreens Boots Alliance, Inc.	45,070	2,393,217
	Walmart, Inc.	56,159	7,857,206
#	WD-40 Co.	1,271	316,149
	Weis Markets, Inc.	4,404	228,347

TOTAL CONSUMER STAPLES			85,531,910

ENERGY — (1.3%)
	Adams Resources & Energy, Inc.	517	13,700
#*	Alto Ingredients, Inc.	3,368	18,726
	Altus Midstream Co., Class A	330	19,800
#	Antero Midstream Corp.	56,106	484,756
	APA Corp.	7,935	158,700
	Archrock, Inc.	23,037	215,166
*	Ardmore Shipping Corp.	4,312	16,903
*	Aspen Aerogels, Inc.	2,657	48,437
#	Baker Hughes Co.	32,031	643,182
*	Bristow Group, Inc.	989	26,169
	Cactus, Inc., Class A	5,964	177,787
*	Centrus Energy Corp., Class A	420	9,614
*	ChampionX Corp.	10,467	219,912
*	Cheniere Energy, Inc.	13,422	1,040,473
*	Clean Energy Fuels Corp.	31,215	343,365
	Core Laboratories NV	3,281	92,459
#	CVR Energy, Inc.	12,089	257,375
*	Dawson Geophysical Co.	22,920	52,716
	Delek US Holdings, Inc.	12,636	299,852
	DHT Holdings, Inc.	22,418	132,266
	DMC Global, Inc.	2,624	141,696
*	Dorian LPG, Ltd.	4,492	59,699
*	Dril-Quip, Inc.	4,462	136,760
*	Earthstone Energy, Inc., Class A	3,814	26,774
	EnLink Midstream LLC	2,000	9,260
*	Epsilon Energy, Ltd.	14,303	56,783
	Equitrans Midstream Corp.	31,012	253,058
	Evolution Petroleum Corp.	4,751	15,726
*	Exterran Corp.	4,779	15,675
#*	Forum Energy Technologies, Inc.	851	15,471
*	Frank’s International NV	7,143	23,215
*	Geospace Technologies Corp.	900	6,768
*	Goodrich Petroleum Corp.	3,153	31,688
#*	Green Plains, Inc.	6,080	181,184
*	Gulf Island Fabrication, Inc.	11,379	47,337
	Halliburton Co.	80,348	1,571,607
*	Helix Energy Solutions Group, Inc.	21,367	91,664
	Helmerich & Payne, Inc.	12,050	308,841
	HollyFrontier Corp.	21,941	767,935
	International Seaways, Inc.	5,977	105,673
	Kinder Morgan, Inc.	81,606	1,391,382
	Liberty Oilfield Services, Inc., Class A	11,485	134,374
	Marathon Petroleum Corp.	33,181	1,846,523
*	Mexco Energy Corp.	1,500	11,355
	Nabors Industries, Ltd.	1,296	104,782
*	Natural Gas Services Group, Inc.	1,608	14,472
*	NCS Multistage Holdings, Inc.	500	12,020
#	New Fortress Energy, Inc.	1,935	82,276

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Newpark Resources, Inc.	5,878	$16,694
*	NexTier Oilfield Solutions, Inc.	5,971	21,436
#*	Nine Energy Service, Inc.	6,761	13,319
	Nordic American Tankers, Ltd.	19,032	62,996
	NOV, Inc.	40,668	607,987
*	Oceaneering International, Inc.	5,944	63,898
*	Oil States International, Inc.	9,683	54,322
	ONEOK, Inc.	26,476	1,385,754
*	Overseas Shipholding Group, Inc., Class A	7,143	15,786
*	Par Pacific Holdings, Inc.	8,758	133,034
	Patterson-UTI Energy, Inc.	9,600	64,896
*	PBF Energy, Inc., Class A	7,200	102,096
	Phillips 66	20,069	1,623,783
	PHX Minerals, Inc.	8,160	23,582
*	ProPetro Holding Corp.	5,849	56,326
*	Renewable Energy Group, Inc.	4,824	267,828
*	REX American Resources Corp.	885	71,446
*	RPC, Inc.	13,400	65,124
*	SandRidge Energy, Inc.	11,030	44,782
	Schlumberger, N.V	85,945	2,324,812
*	Select Energy Services, Inc., Class A	10,598	51,188
*	SilverBow Resources, Inc.	1,600	15,536
	Solaris Oilfield Infrastructure, Inc., Class A	2,781	30,424
	Targa Resources Corp.	12,079	419,021
*	Technip Energies NV, ADR	4,397	62,481
	TechnipFMC P.L.C.	35,162	260,199
#*	Teekay Tankers, Ltd., Class A	3,398	45,567
*	TETRA Technologies, Inc.	2,232	5,602
*	Tidewater, Inc.	3,503	42,947
*	TOP Ships, Inc.	11,220	18,850
#*	Transocean, Ltd.	17,734	57,103
#*	Uranium Energy Corp.	25,462	73,840
	US Silica Holdings, Inc.	6,215	66,190
	Valero Energy Corp.	16,026	1,185,283
*	Whiting Petroleum, Corp.	1,612	64,593
	World Fuel Services Corp.	9,191	284,278

TOTAL ENERGY			21,438,359

FINANCIALS — (16.0%)
	1st Constitution Bancorp	749	14,366
	1st Source Corp.	4,346	206,826
	ACNB Corp.	303	8,332
	Affiliated Managers Group, Inc.	5,960	960,573
	Aflac, Inc.	32,940	1,769,866
	Alerus Financial Corp.	869	24,984
*	Alleghany Corp.	905	614,468
	Allegiance Bancshares, Inc.	2,498	98,921
	Allstate Corp. (The)	24,950	3,163,660
	Ally Financial, Inc.	34,337	1,766,639
	Altabancorp	1,700	70,975
	A-Mark Precious Metals, Inc.	1,195	44,538
*	Ambac Financial Group, Inc.	5,554	95,251
*	Amerant Bancorp, Inc.	767	14,535
*	Amerant Bancorp, Inc., Class B	1,200	19,272
	American Equity Investment Life Holding Co.	14,447	447,568
	American Express Co.	34,168	5,239,663
	American Financial Group, Inc.	9,291	1,141,492
	American International Group, Inc.	41,824	2,026,373
	American National Bankshares, Inc.	1,300	44,239

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	American National Group, Inc.	3,670	$415,994
	American River Bankshares	708	13,969
	Ameriprise Financial, Inc.	9,038	2,335,419
	Ameris Bancorp	11,395	616,356
	AMERISAFE, Inc.	2,385	148,061
	AmeriServ Financial, Inc.	300	1,260
	Ames National Corp.	500	12,640
#	Aon P.L.C., Class A	13,054	3,282,298
#	Apollo Global Management, Inc.	831	46,012
*	Arch Capital Group, Ltd.	25,790	1,024,121
	Ares Management Corp., Class A	4,188	219,954
	Argo Group International Holdings, Ltd.	5,421	282,868
	Arrow Financial Corp.	2,364	83,567
	Arthur J Gallagher & Co.	9,965	1,444,427
	Artisan Partners Asset Management, Inc., Class A	8,057	410,262
*	Assetmark Financial Holdings Inc.	491	11,057
	Associated Banc-Corp.	22,085	483,441
	Assurant, Inc.	6,257	973,589
	Assured Guaranty, Ltd.	13,634	693,289
*	Athene Holding, Ltd., Class A	19,390	1,157,001
*	Atlantic Capital Bancshares, Inc.	4,182	111,868
	Atlantic Union Bankshares Corp.	12,908	499,152
*	Atlanticus Holdings Corp.	700	21,882
	Axis Capital Holdings, Ltd.	9,837	548,905
*	Axos Financial, Inc.	10,344	467,032
	Banc of California, Inc.	9,859	176,476
	BancFirst Corp.	5,329	370,419
*	Bancorp, Inc. (The)	11,054	245,454
	BancorpSouth Bank	18,125	536,319
	Bank of America Corp.	191,203	7,749,458
	Bank of Commerce Holdings	300	3,873
	Bank of Hawaii Corp.	6,432	584,604
	Bank of Marin Bancorp	2,280	80,758
	Bank of New York Mellon Corp. (The)	48,950	2,441,626
	Bank of NT Butterfield & Son, Ltd. (The)	9,367	367,374
#	Bank of Princeton (The)	613	18,298
	Bank of South Carolina Corp.	502	10,040
	Bank OZK	21,060	863,249
#	Bank7 Corp.	1,736	30,745
	BankFinancial Corp.	2,924	30,468
	BankUnited, Inc.	15,112	704,370
	Bankwell Financial Group, Inc.	700	18,907
	Banner Corp.	5,895	335,072
	Bar Harbor Bankshares	1,390	39,837
*	Baycom Corp.	742	13,423
	BCB Bancorp, Inc.	1,443	19,870
	Berkshire Hills Bancorp, Inc.	7,151	158,681
	BGC Partners, Inc., Class A	41,530	220,109
	BlackRock, Inc.	3,849	3,153,486
	Blackstone Group, Inc. (The), Class A	9,750	862,777
*	Blucora, Inc.	5,883	84,686
	BOK Financial Corp.	6,081	534,763
	Boston Private Financial Holdings, Inc.	13,196	194,245
*	Bridgewater Bancshares, Inc.	3,552	60,064
*	Brighthouse Financial, Inc.	14,263	667,366
	BrightSphere Investment Group, Inc.	12,156	273,632
	Brookline Bancorp, Inc.	14,704	236,734
	Brown & Brown, Inc.	18,523	985,053
	Bryn Mawr Bank Corp.	3,259	149,784

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Business First Bancshares, Inc.	974	$23,152
	Byline Bancorp, Inc.	5,176	117,495
	C&F Financial Corp.	500	21,090
	Cadence BanCorp	8,945	199,026
	Cambridge Bancorp	638	55,857
	Camden National Corp.	3,149	150,270
*	Cannae Holdings, Inc.	14,199	563,700
#*	Capital Bancorp, Inc.	758	16,653
	Capital City Bank Group, Inc.	2,300	58,121
	Capital One Financial Corp.	13,202	1,968,154
	Capitol Federal Financial, Inc.	25,612	331,035
	Capstar Financial Holdings, Inc.	1,712	32,853
	Cathay General Bancorp	13,592	550,204
	CBM Bancorp, Inc.	737	10,738
	Cboe Global Markets, Inc.	11,239	1,173,014
	CBTX, Inc.	4,682	146,406
	Central Pacific Financial Corp.	4,075	109,821
	Central Valley Community Bancorp	1,231	24,177
	Century Bancorp, Inc., Class A	292	33,361
#	CF Bankshares, Inc.	840	16,716
	Charles Schwab Corp. (The)	65,474	4,609,370
#	Chemung Financial Corp.	400	17,000
	Chubb, Ltd.	11,140	1,911,513
	Cincinnati Financial Corp.	10,532	1,186,746
	CIT Group, Inc.	10,425	555,548
	Citigroup, Inc.	51,458	3,665,868
	Citizens & Northern Corp.	1,891	46,708
	Citizens Community Bancorp, Inc.	816	10,608
	Citizens Financial Group, Inc.	25,021	1,157,972
#	Citizens Holding Co.	160	3,056
#*	Citizens, Inc.	3,580	20,907
	City Holding Co.	2,529	195,745
	Civista Bancshares, Inc.	1,487	34,394
	CME Group, Inc.	6,500	1,312,935
	CNA Financial Corp.	4,382	205,647
	CNB Financial Corp.	2,238	56,979
	CNO Financial Group, Inc.	13,279	339,013
*	Coastal Financial Corp.	600	17,862
	Codorus Valley Bancorp, Inc.	633	11,647
*	Cohen & Co., Inc.	400	12,844
	Cohen & Steers, Inc.	6,215	422,744
#	Colony Bankcorp, Inc.	838	13,064
	Columbia Banking System, Inc.	13,199	574,552
*	Columbia Financial, Inc.	16,862	308,069
	Comerica, Inc.	12,656	951,225
#	Commerce Bancshares, Inc.	12,789	995,112
	Community Bank System, Inc.	8,296	644,018
#	Community Bankers Trust Corp.	100	838
#	Community Financial Corp. (The)	300	10,836
	Community Trust Bancorp, Inc.	2,916	129,937
	Community West Bancshares	700	8,659
	ConnectOne Bancorp, Inc.	5,084	138,031
#*	Consumer Portfolio Services, Inc.	4,008	17,435
#	Cowen, Inc., Class A	4,405	173,953
	Crawford & Co., Class A	2,549	26,739
	Crawford & Co., Class B	3,450	32,844
#*	Credit Acceptance Corp.	2,294	905,648
*	CrossFirst Bankshares, Inc.	901	13,281
#	Cullen/Frost Bankers, Inc.	7,024	843,301

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Curo Group Holdings Corp.	8,089	$115,834
*	Customers Bancorp, Inc.	5,789	199,836
	CVB Financial Corp.	23,736	503,441
	Diamond Hill Investment Group, Inc.	832	142,272
	Dime Community Bancshares, Inc.	8,479	280,824
	Discover Financial Services	20,356	2,320,584
	Donegal Group, Inc., Class A	3,167	48,867
*	Donnelley Financial Solutions, Inc.	7,548	230,667
	Eagle Bancorp Montana, Inc.	758	17,730
	Eagle Bancorp, Inc.	5,217	278,640
	East West Bancorp, Inc.	16,796	1,279,015
*	eHealth, Inc.	2,510	177,557
*	Elevate Credit, Inc.	5,045	16,951
	Elmira Savings Bank	785	10,488
	Employers Holdings, Inc.	6,414	259,639
*	Encore Capital Group, Inc.	4,540	178,604
*	Enova International, Inc.	6,877	235,468
*	Enstar Group, Ltd.	2,076	521,450
	Enterprise Bancorp, Inc.	1,259	43,851
	Enterprise Financial Services Corp.	3,833	188,315
#	Equitable Holdings, Inc.	30,648	1,049,081
*	Equity Bancshares, Inc., Class A	2,425	70,955
#	Erie Indemnity Co., Class A	3,370	721,247
#*	Esquire Financial Holdings, Inc.	449	10,305
	ESSA Bancorp, Inc.	1,600	24,832
	Essent Group, Ltd.	13,267	697,579
	Evans Bancorp, Inc.	622	22,989
	Evercore, Inc., Class A	6,474	907,202
	Everest Re Group, Ltd.	2,971	822,818
*	EZCORP, Inc., Class A	8,301	46,735
	FactSet Research Systems, Inc.	3,034	1,020,091
	Farmers & Merchants Bancorp, Inc.	978	22,983
	Farmers National Banc Corp.	4,026	66,751
	FB Financial Corp.	7,432	311,847
	FBL Financial Group, Inc., Class A	4,367	247,565
	Federal Agricultural Mortgage Corp., Class C	1,582	162,724
	Federated Hermes, Inc.	15,549	447,811
#*	FG Financial Group, Inc.	1,723	12,233
	Fidelity National Financial, Inc.	34,155	1,558,151
	Fifth Third Bancorp	36,715	1,488,426
	Financial Institutions, Inc.	2,921	93,268
	First American Financial Corp.	15,228	982,206
	First BanCorp	35,938	451,741
	First BanCorp	4,770	202,248
	First Bancorp, Inc. (The)	1,481	41,897
	First Bancshares, Inc. (The)	1,821	71,238
	First Bank	916	11,624
	First Busey Corp.	8,680	216,826
	First Business Financial Services, Inc.	989	26,169
	First Choice Bancorp	624	19,980
	First Citizens BancShares, Inc., Class A	1,252	1,086,060
	First Commonwealth Financial Corp.	19,240	278,788
	First Community Bancshares, Inc.	3,590	104,900
#	First Community Corp.	2,429	44,694
	First Financial Bancorp	16,417	402,381
	First Financial Bankshares, Inc.	14,432	708,323
	First Financial Corp.	2,421	107,105
	First Financial Northwest, Inc.	1,800	24,498
	First Foundation, Inc.	5,470	130,186

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First Guaranty Bancshares, Inc.	1,436	$24,943
	First Hawaiian, Inc.	21,301	584,925
	First Horizon Corp.	65,753	1,202,622
	First Internet Bancorp	1,237	42,491
	First Interstate BancSystem, Inc., Class A	7,386	346,920
	First Merchants Corp.	9,852	455,261
	First Mid Bancshares, Inc.	2,167	94,351
	First Midwest Bancorp, Inc.	18,327	384,317
	First National Corp.	673	12,235
	First Northwest Bancorp	1,283	21,529
	First of Long Island Corp. (The)	3,590	76,431
	First Republic Bank	9,744	1,785,491
	First Savings Financial Group, Inc.	172	11,834
	First United Corp.	1,505	25,465
	First US Bancshares, Inc.	1,038	10,681
#*	First Western Financial, Inc.	1,204	30,907
	FirstCash, Inc.	5,521	397,678
	Flagstar Bancorp, Inc.	8,915	414,904
	Flushing Financial Corp.	5,263	122,470
	FNB Corp.	45,402	585,232
#	FNCB Bancorp, Inc.	1,605	11,123
#	Franklin Financial Services Corp.	385	11,608
#	Franklin Resources, Inc.	25,298	758,940
	FS Bancorp, Inc.	425	29,049
	Fulton Financial Corp.	29,630	505,191
#*	FVCBankcorp, Inc.	872	15,338
	GAMCO Investors, Inc., Class A	1,254	24,679
*	Genworth Financial, Inc., Class A	60,600	261,792
#	German American Bancorp, Inc.	5,088	220,463
	Glacier Bancorp, Inc.	11,945	704,158
	Glen Burnie Bancorp	200	2,384
	Global Indemnity Group LLC, Class A	1,700	48,892
	Globe Life, Inc.	8,850	907,036
	Goldman Sachs Group, Inc. (The)	8,527	2,971,233
	Great Southern Bancorp, Inc.	2,505	141,307
	Great Western Bancorp, Inc.	7,931	262,120
*	Green Dot Corp., Class A	8,879	406,303
#	Greene County Bancorp, Inc.	600	15,246
	Greenhill & Co., Inc.	1,427	21,662
*	Greenlight Capital Re, Ltd., Class A	4,395	40,566
	Guaranty Bancshares, Inc.	1,320	51,348
	Guaranty Federal Bancshares, Inc.	600	14,460
*	Hallmark Financial Services, Inc.	4,846	19,239
	Hamilton Lane, Inc., Class A	3,546	320,736
	Hancock Whitney Corp.	10,978	507,623
	Hanmi Financial Corp.	4,414	89,604
	Hanover Insurance Group, Inc. (The)	4,760	658,356
	HarborOne Bancrop, Inc.	7,463	106,796
	Hartford Financial Services Group, Inc. (The)	37,674	2,484,977
	Hawthorn Bancshares, Inc.	831	17,900
	HBT Financial, Inc.	1,046	19,037
#	HCI Group, Inc.	1,645	120,776
	Heartland Financial USA, Inc.	5,901	296,643
#	Hennessy Advisors, Inc.	1,107	10,716
	Heritage Commerce Corp.	8,432	101,774
	Heritage Financial Corp.	6,566	184,505
*	Heritage Global, Inc.	7,005	21,926
	Heritage Insurance Holdings, Inc.	4,010	36,531
#	Hilltop Holdings, Inc.	12,037	423,702

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hingham Institution For Savings (The)	155	$47,142
*	HMN Financial, Inc.	237	4,806
	Home Bancorp, Inc.	1,154	43,783
	Home BancShares, Inc.	25,808	718,237
	Home Federal Bancorp Inc of Louisiana	261	4,241
	HomeStreet, Inc.	4,364	178,226
	HomeTrust Bancshares, Inc.	3,038	83,241
	Hope Bancorp, Inc.	21,458	322,085
	Horace Mann Educators Corp.	6,832	273,963
	Horizon Bancorp, Inc.	6,336	116,202
	Houlihan Lokey, Inc.	5,386	356,930
*	Howard Bancorp, Inc.	1,896	31,929
#	Huntington Bancshares, Inc.	93,462	1,431,838
	Independence Holding Co.	2,048	90,112
	Independent Bank Corp.	5,437	445,290
	Independent Bank Corp.	4,359	102,698
	Independent Bank Group, Inc.	6,708	506,521
	Interactive Brokers Group, Inc., Class A	4,076	291,515
	Intercontinental Exchange, Inc.	17,613	2,073,226
	International Bancshares Corp.	10,585	501,623
	Invesco, Ltd.	41,052	1,108,404
	Investar Holding Corp.	501	11,077
	Investors Bancorp, Inc.	44,334	649,050
	Investors Title Co.	166	29,287
	James River Group Holdings, Ltd.	5,019	236,445
	Janus Henderson Group P.L.C.	27,005	928,702
	Jefferies Financial Group, Inc.	31,263	1,016,360
	JPMorgan Chase & Co.	111,255	17,112,132
	Kearny Financial Corp.	16,555	211,573
	Kemper Corp.	8,745	682,635
	Kentucky First Federal Bancorp	27	186
	KeyCorp	49,935	1,086,586
	Kingstone Cos., Inc.	707	5,925
	Kinsale Capital Group, Inc.	1,356	235,958
	KKR & Co., Inc.	19,853	1,123,283
	Lake Shore Bancorp, Inc.	170	2,516
	Lakeland Bancorp, Inc.	6,960	126,185
	Lakeland Financial Corp.	3,857	251,592
	Landmark Bancorp, Inc.	600	14,430
	Lazard, Ltd., Class A	16,157	726,903
	LCNB Corp.	700	12,684
*	LendingClub Corp.	5,637	86,753
#*	LendingTree, Inc.	569	117,493
#	Level One Bancorp, Inc.	664	17,948
	Lincoln National Corp.	12,589	807,333
	Live Oak Bancshares, Inc.	5,676	363,037
	Loews Corp.	22,888	1,276,006
	LPL Financial Holdings, Inc.	12,001	1,880,557
	Luther Burbank Corp.	5,459	60,813
	M&T Bank Corp.	10,597	1,671,041
	Macatawa Bank Corp.	4,300	41,151
	Mackinac Financial Corp.	1,325	28,752
*	Maiden Holdings, Ltd.	26,100	97,092
#*	MainStreet Bancshares, Inc.	550	11,660
	Manning & Napier, Inc.	1,400	9,884
*	Markel Corp.	852	1,002,310
	MarketAxess Holdings, Inc.	1,519	741,971
	Marlin Business Services Corp.	1,280	28,864
	Marsh & McLennan Cos., Inc.	15,378	2,086,795

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	MBIA, Inc.	17,849	$178,847
	Mercantile Bank Corp.	2,926	94,451
	Merchants Bancorp	2,662	108,583
	Mercury General Corp.	9,344	581,851
	Meridian Bancorp, Inc.	8,479	187,471
	Meridian Corp.	1,100	29,040
	Meta Financial Group, Inc.	5,963	293,737
	MetLife, Inc.	20,207	1,285,771
*	Metropolitan Bank Holding Corp.	506	31,802
	MGIC Investment Corp.	14,407	219,563
#	Mid Penn Bancorp, Inc.	405	10,931
	Middlefield Banc Corp.	507	11,347
	Midland States Bancorp, Inc.	3,717	104,745
	MidWestOne Financial Group, Inc.	1,517	47,877
	Moelis & Co., Class A	7,600	412,528
	Moody’s Corp.	6,232	2,036,057
	Morgan Stanley	58,692	4,845,025
	Morningstar, Inc.	5,164	1,368,512
*	Mr Cooper Group, Inc.	14,074	485,271
	MSCI, Inc.	3,231	1,569,523
	MVB Financial Corp.	1,500	60,420
	Nasdaq, Inc.	8,708	1,406,690
	National Bank Holdings Corp., Class A	5,328	212,587
#	National Bankshares, Inc.	518	18,591
	National Western Life Group, Inc., Class A	548	125,656
	Navient Corp.	33,274	560,001
	NBT Bancorp, Inc.	7,509	284,516
	Nelnet, Inc., Class A	3,787	281,109
	New York Community Bancorp, Inc.	54,318	649,643
»	NewStar Financial, Inc.	6,871	698
*	NI Holdings, Inc.	1,752	33,551
*	Nicholas Financial, Inc.	801	8,338
*	Nicolet Bankshares, Inc.	1,249	99,620
*	NMI Holdings, Inc., Class A	9,763	252,276
	Northeast Bank	772	21,747
	Northern Trust Corp.	17,782	2,023,592
	Northfield Bancorp, Inc.	8,607	139,261
	Northrim BanCorp, Inc.	900	38,385
	Northwest Bancshares, Inc.	21,371	300,049
#	Oak Valley Bancorp	1,680	29,803
	OceanFirst Financial Corp.	8,731	199,591
*	Ocwen Financial Corp.	1,900	59,869
	OFG Bancorp	9,654	228,703
	Old National Bancorp	24,597	464,883
	Old Republic International Corp.	37,800	930,636
	Old Second Bancorp, Inc.	4,090	54,029
	OneMain Holdings, Inc.	16,432	934,488
#	OP Bancorp	1,874	20,389
	Oppenheimer Holdings, Inc., Class A	3,256	166,609
*	OptimumBank Holdings, Inc.	2,800	10,304
	Origin Bancorp, Inc.	3,105	135,782
	Orrstown Financial Services, Inc.	909	21,552
*	Pacific Mercantile Bancorp	2,550	22,108
	Pacific Premier Bancorp, Inc.	14,229	626,503
	PacWest Bancorp	12,656	549,397
*	Palomar Holdings, Inc.	573	40,316
#	Park National Corp.	2,477	309,848
	Parke Bancorp, Inc.	1,446	30,540
	Pathfinder Bancorp, Inc.	1	15

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	PCB Bancorp	783	$12,371
	PCSB Financial Corp.	2,196	38,408
	Peapack-Gladstone Financial Corp.	2,762	88,384
	Penns Woods Bancorp, Inc.	1,243	29,832
	Peoples Bancorp of North Carolina, Inc.	800	18,696
	Peoples Bancorp, Inc.	2,534	84,712
	Peoples Financial Services Corp.	400	17,060
	People’s United Financial, Inc.	40,298	730,603
	Pinnacle Financial Partners, Inc.	11,455	1,003,916
	Piper Sandler Cos	2,600	301,574
	PJT Partners, Inc., Class A	2,345	172,428
#	Plumas Bancorp	618	16,408
	PNC Financial Services Group, Inc. (The)	10,809	2,020,743
#*	Ponce de Leon Federal Bank	1,100	12,188
	Popular, Inc.	12,073	892,919
*	PRA Group, Inc.	7,470	281,470
	Preferred Bank	2,495	163,522
	Premier Financial Bancorp, Inc.	1,898	35,948
	Premier Financial Corp.	6,036	190,677
	Primerica, Inc.	6,504	1,039,144
	Primis Financial Corp.	3,254	46,695
	Principal Financial Group, Inc.	22,207	1,418,361
	ProAssurance Corp.	7,670	191,750
	PROG Holdings, Inc.	8,664	441,344
	Progressive Corp. (The)	27,346	2,754,836
	Prosperity Bancshares, Inc.	11,246	825,007
	Protective Insurance Corp., Class B	2,066	47,518
	Provident Bancorp, Inc.	1,022	16,730
	Provident Financial Holdings, Inc.	1,300	21,138
	Provident Financial Services, Inc.	12,942	305,043
#	Prudential Bancorp, Inc.	845	11,703
	Prudential Financial, Inc.	20,263	2,033,595
	Pzena Investment Management, Inc., Class A	1,300	13,689
	QCR Holdings, Inc.	1,925	92,823
	Radian Group, Inc.	10,400	256,256
*	Randolph Bancorp, Inc.	228	4,633
	Raymond James Financial, Inc.	10,779	1,409,678
	RBB Bancorp	2,116	44,605
#	Red River Bancshares, Inc.	800	44,512
	Regional Management Corp.	1,515	58,676
	Regions Financial Corp.	52,817	1,151,411
	Reinsurance Group of America, Inc.	5,191	677,581
	Reliant Bancorp, Inc.	800	22,104
	RenaissanceRe Holdings, Ltd.	4,050	683,680
	Renasant Corp.	9,006	379,423
	Republic Bancorp, Inc., Class A	3,438	154,469
#*	Republic First Bancorp, Inc.	1,200	4,788
*	Rhinebeck Bancorp, Inc.	1,100	11,495
#	Richmond Mutual Bancorp, Inc.	807	11,032
	Riverview Bancorp, Inc.	100	689
	RLI Corp.	4,301	479,389
	S&P Global, Inc.	5,722	2,233,812
	S&T Bancorp, Inc.	5,166	170,220
#*	Safeguard Scientifics, Inc.	1,519	9,357
	Safety Insurance Group, Inc.	2,330	191,130
	Salisbury Bancorp, Inc.	509	23,653
	Sandy Spring Bancorp, Inc.	5,754	261,001
	Santander Consumer USA Holdings, Inc.	38,856	1,318,773
	SB Financial Group, Inc.	953	17,021

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Seacoast Banking Corp. of Florida	6,840	$248,634
*	Security National Financial Corp., Class A	2,971	25,075
	SEI Investments Co.	18,472	1,134,920
#*	Select Bancorp, Inc.	2,670	31,479
	Selective Insurance Group, Inc.	9,923	755,537
	ServisFirst Bancshares, Inc.	7,036	444,957
	Severn Bancorp, Inc.	908	10,751
	Shore Bancshares, Inc.	1,532	25,799
	Sierra Bancorp	1,944	52,624
	Signature Bank	6,835	1,719,071
	Silvercrest Asset Management Group, Inc., Class A	800	11,128
	Simmons First National Corp., Class A	16,626	473,841
*	SiriusPoint, Ltd.	15,019	158,901
	SLM Corp.	55,406	1,089,282
	SmartFinancial, Inc.	641	15,185
	Sound Financial Bancorp, Inc.	600	22,818
	South Plains Financial, Inc.	760	17,358
	South State Corp.	11,466	966,813
*	Southern First Bancshares, Inc.	700	36,050
	Southern Missouri Bancorp, Inc.	1,213	50,813
	Southside Bancshares, Inc.	5,693	228,574
	Spirit of Texas Bancshares, Inc.	1,299	30,098
	State Auto Financial Corp.	7,246	136,804
	State Street Corp.	20,531	1,723,577
	Sterling Bancorp	21,474	539,642
*	Sterling Bancorp, Inc.	3,844	19,028
	Stewart Information Services Corp.	3,962	232,371
	Stifel Financial Corp.	16,990	1,175,538
	Stock Yards Bancorp, Inc.	2,400	122,784
*	StoneX Group, Inc.	3,467	220,224
	Summit Financial Group, Inc.	1,249	32,536
	Summit State Bank	401	6,568
*	SVB Financial Group	4,482	2,562,942
#*	SWK Holdings Corp.	730	11,450
	Synchrony Financial	54,136	2,367,909
	Synovus Financial Corp.	17,844	836,170
	T Rowe Price Group, Inc.	13,764	2,466,509
	TCF Financial Corp.	21,407	974,447
	Territorial Bancorp, Inc.	1,300	32,695
*	Texas Capital Bancshares, Inc.	6,755	463,596
	TFS Financial Corp.	15,299	299,248
	Timberland Bancorp, Inc.	500	14,070
	Tiptree, Inc.	5,339	53,443
	Tompkins Financial Corp.	2,533	197,954
	Towne Bank	12,538	388,427
	Tradeweb Markets, Inc., Class A	2,141	174,020
	Travelers Cos., Inc. (The)	20,760	3,210,742
	TriCo Bancshares	5,202	240,749
*	TriState Capital Holdings, Inc.	4,350	103,834
*	Triumph Bancorp, Inc.	3,989	353,545
	Truist Financial Corp.	33,883	2,009,601
*	Trupanion, Inc.	643	52,147
	TrustCo Bank Corp. NY	13,664	99,952
	Trustmark Corp.	10,221	331,263
	U.S. Bancorp	54,550	3,237,542
	UMB Financial Corp.	8,238	799,333
	Umpqua Holdings Corp.	34,036	634,431
	Union Bankshares, Inc.	320	10,560
#	United Bancorp, Inc.	685	10,275

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	United Bancshares, Inc.	436	$12,836
	United Bankshares, Inc.	20,330	798,359
	United Community Banks, Inc.	12,998	425,295
	United Fire Group, Inc.	3,989	120,707
	United Insurance Holdings Corp.	6,562	36,682
	United Security Bancshares	402	3,329
	Unity Bancorp, Inc.	471	10,386
	Universal Insurance Holdings, Inc.	6,041	84,272
	Univest Financial Corp.	4,401	122,920
	Unum Group	20,442	577,691
	Valley National Bancorp	61,369	845,051
#	Value Line, Inc.	213	6,505
	Veritex Holdings, Inc.	4,437	149,882
#	Victory Capital Holdings, Inc., Class A	1,333	36,991
	Virtu Financial, Inc., Class A	13,028	386,020
	Virtus Investment Partners, Inc.	1,053	287,953
	Voya Financial, Inc.	14,671	994,987
	Waddell & Reed Financial, Inc., Class A	8,285	206,959
	Walker & Dunlop, Inc.	5,376	595,930
	Washington Federal, Inc.	12,822	417,356
	Washington Trust Bancorp, Inc.	2,152	109,860
	Waterstone Financial, Inc.	4,026	79,312
	Webster Financial Corp.	9,515	503,439
	Wells Fargo & Co.	93,014	4,190,281
	WesBanco, Inc.	10,613	385,146
	West BanCorp, Inc.	1,799	47,242
	Westamerica BanCorp	3,633	230,332
	Western Alliance Bancorp	12,971	1,362,863
	Western New England Bancorp, Inc.	3,241	26,252
	Westwood Holdings Group, Inc.	850	15,376
	White Mountains Insurance Group, Ltd.	520	606,024
	Willis Towers Watson P.L.C.	6,227	1,611,921
	Wintrust Financial Corp.	8,704	671,078
	WisdomTree Investments, Inc.	10,420	70,700
*	World Acceptance Corp.	1,607	210,099
	WR Berkley Corp.	13,758	1,096,788
	WSFS Financial Corp.	9,099	464,868
	Zions Bancorp NA	17,858	996,476

TOTAL FINANCIALS			269,990,825

HEALTH CARE — (7.1%)
	Abbott Laboratories	40,835	4,903,467
*	ABIOMED, Inc.	2,155	691,173
*	Acadia Healthcare Co., Inc.	14,410	877,857
*	ACADIA Pharmaceuticals, Inc.	4,829	99,284
*	Acceleron Pharma, Inc.	1,215	151,839
#*	Accuray, Inc.	8,094	38,042
#*	Achieve Life Sciences, Inc.	2,011	21,699
»	Achillion Pharmaceuticals, Inc.	21,184	30,293
*	Adaptive Biotechnologies Corp.	1,082	45,011
*	Addus HomeCare Corp.	1,934	204,617
#*	Adicet Bio, Inc.	1,454	23,162
*	Adverum Biotechnologies, Inc.	4,625	18,038
*	Aeglea BioTherapeutics, Inc.	1,863	14,494
#*	Agios Pharmaceuticals, Inc.	1,170	65,286
#*	Akebia Therapeutics, Inc.	14,257	45,480
#*	Akero Therapeutics, Inc.	850	26,180
#*	Albireo Pharma, Inc.	2,691	86,381
*	Alexion Pharmaceuticals, Inc.	14,491	2,444,342

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Align Technology, Inc.	3,056	$1,819,940
*	Alimera Sciences, Inc.	1,100	11,264
*	Alkermes P.L.C.	11,236	247,248
*	Allakos, Inc.	428	46,703
*	Allscripts Healthcare Solutions, Inc.	27,435	426,889
#*	Alnylam Pharmaceuticals, Inc.	1,813	254,980
*	Amedisys, Inc.	3,881	1,047,288
*	American Shared Hospital Services	2,300	5,543
	AmerisourceBergen Corp.	10,819	1,306,935
*	AMN Healthcare Services, Inc.	7,401	586,899
*	AnaptysBio, Inc.	797	18,610
*	AngioDynamics, Inc.	5,619	136,542
*	Anika Therapeutics, Inc.	2,097	84,257
	Anthem, Inc.	8,731	3,312,454
*	Apollo Medical Holdings, Inc.	2,065	61,310
*	Apyx Medical Corp.	1,247	12,632
*	Ardelyx, Inc.	10,480	76,609
#*	Armata Pharmaceuticals, Inc.	1,600	6,560
*	Arrowhead Pharmaceuticals, Inc.	666	48,458
#*	Assembly Biosciences, Inc.	4,021	17,210
*	Atara Biotherapeutics, Inc.	6,933	97,478
#*	Athenex, Inc.	4,783	19,180
*	AtriCure, Inc.	3,311	255,179
	Atrion Corp.	237	151,348
#*	aTyr Pharma, Inc.	4,588	18,581
*	Avanos Medical, Inc.	8,694	375,668
*	Avid Bioservices, Inc.	4,868	104,200
#*	Avrobio, Inc.	1,515	17,695
#*	Axcella Health, Inc.	2,200	9,108
*	AxoGen, Inc.	4,353	81,488
#*	Axonics, Inc.	371	23,347
	Baxter International, Inc.	22,120	1,895,463
*	BioDelivery Sciences International, Inc.	15,744	54,474
*	BioMarin Pharmaceutical, Inc.	5,870	457,390
*	Blueprint Medicines Corp.	934	89,963
*	Boston Scientific Corp.	22,292	971,931
#*	Bridgebio Pharma, Inc.	1,534	85,781
*	Brookdale Senior Living, Inc.	8,255	53,988
	Bruker Corp.	17,354	1,189,096
#*	Calithera Biosciences, Inc.	4,617	10,019
*	Cantel Medical Corp.	3,845	338,014
#*	Cara Therapeutics, Inc.	4,660	60,347
	Cardinal Health, Inc.	36,501	2,202,470
*	Cardiovascular Systems, Inc.	1,446	58,303
*	CareDx, Inc.	100	7,907
#*	CASI Pharmaceuticals, Inc.	2,151	3,850
*	Catalyst Biosciences, Inc.	2,824	14,233
#*	Catalyst Pharmaceuticals, Inc.	5,368	24,585
*	Celldex Therapeutics, Inc.	1,859	56,383
	Cerner Corp.	22,496	1,688,325
*	Change Healthcare, Inc.	16,516	379,042
	Chemed Corp.	1,762	839,787
*	ChemoCentryx, Inc.	1,263	61,041
	Cigna Corp.	15,875	3,953,034
*	Codexis, Inc.	3,003	69,610
*	Collegium Pharmaceutical, Inc.	1,738	38,757
	Computer Programs and Systems, Inc.	2,934	88,079
*	Concert Pharmaceuticals, Inc.	4,356	18,077
	CONMED Corp.	3,706	522,361

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	CorVel Corp.	2,976	$348,222
*	Covetrus, Inc.	12,808	366,949
#*	Crinetics Pharmaceuticals, Inc.	2,509	43,431
#*	CRISPR Therapeutics AG	2,240	294,045
*	Cross Country Healthcare, Inc.	7,273	96,876
*	CryoLife, Inc.	4,083	119,142
*	Cumberland Pharmaceuticals, Inc.	1,600	4,272
#*	Cutera, Inc.	1,041	31,261
	CVS Health Corp.	51,507	3,935,135
#*	Cymabay Therapeutics, Inc.	5,469	23,681
*	CytomX Therapeutics, Inc.	1,868	17,484
*	DaVita, Inc.	14,975	1,745,037
*	Deciphera Pharmaceuticals, Inc.	1,165	54,021
*	Denali Therapeutics, Inc.	6,561	396,547
	Dentsply Sirona, Inc.	12,723	858,930
*	DexCom, Inc.	979	377,992
#*	Durect Corp.	13,752	26,129
*	Edwards Lifesciences Corp.	5,523	527,557
*	Elanco Animal Health, Inc.	31,129	987,101
»	Elanco Animal Health, Inc.	2,379	0
*	Electromed, Inc.	2,532	24,738
*	Emergent BioSolutions, Inc.	6,778	413,322
*	Enanta Pharmaceuticals, Inc.	2,515	127,611
	Encompass Health Corp.	13,306	1,129,147
	Ensign Group, Inc. (The)	7,780	667,913
#*	Envista Holdings Corp.	18,714	809,942
#*	Epizyme, Inc.	11,524	90,002
*	Evolent Health, Inc., Class A	12,175	263,710
*	Exact Sciences Corp.	4,281	564,321
*	Exelixis, Inc.	38,631	951,095
#*	Exicure, Inc.	5,100	10,047
#*	Fate Therapeutics, Inc.	927	81,011
#*	FibroGen, Inc.	2,417	53,947
*	Five Star Senior Living, Inc.	3,137	16,344
*	FONAR Corp.	1,170	20,065
#*	Fulcrum Therapeutics, Inc.	1,689	19,001
#*	G1 Therapeutics, Inc.	4,737	99,809
*	Glaukos Corp.	667	62,805
#*	Global Blood Therapeutics, Inc.	4,548	185,467
*	Globus Medical, Inc., Class A	8,043	577,246
#*	Great Elm Group, Inc.	351	934
#*	Guardant Health, Inc.	2,303	366,131
*	Haemonetics Corp.	6,470	435,172
#*	Halozyme Therapeutics, Inc.	4,584	228,971
*	Hanger, Inc.	5,411	134,896
#*	Harrow Health, Inc.	3,630	27,842
#*	Health Catalyst, Inc.	1,183	68,496
*	HealthEquity, Inc.	7,340	557,620
*	HealthStream, Inc.	4,637	112,030
*	Henry Schein, Inc.	7,869	570,502
#*	Heron Therapeutics, Inc.	4,587	80,181
*	Heska Corp.	405	73,973
	Hill-Rom Holdings, Inc.	8,548	942,161
*	Hologic, Inc.	23,392	1,533,346
*	Hookipa Pharma, Inc.	2,222	30,086
*	Horizon Therapeutics P.L.C.	13,729	1,299,038
	Humana, Inc.	6,377	2,839,295
*	Icad, Inc.	1,146	20,674
*	ICU Medical, Inc.	1,509	314,279

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	IDEXX Laboratories, Inc.	4,745	$2,604,958
*	ImmuCell Corp.	1,406	15,269
#*	ImmunityBio, Inc.	3,700	65,675
*	Incyte Corp.	4,773	407,519
*	InfuSystem Holdings, Inc.	1,421	32,143
*	Innoviva, Inc.	12,963	148,426
*	Inogen, Inc.	2,871	187,735
*	Inotiv, Inc.	474	11,196
*	Inovalon Holdings, Inc., Class A	4,866	147,002
#*	Insulet Corp.	950	280,459
*	Integer Holdings Corp.	5,238	491,743
*	Integra LifeSciences Holdings Corp.	7,250	537,080
*	Intellia Therapeutics, Inc.	4,713	361,817
*	IntriCon Corp.	600	13,878
*	Intuitive Surgical, Inc.	1,035	895,275
#	Invacare Corp.	4,962	44,807
#*	Invitae Corp.	1,100	38,390
#*	Ionis Pharmaceuticals, Inc.	6,271	268,524
*	Iovance Biotherapeutics, Inc.	3,146	98,910
*	IQVIA Holdings, Inc.	11,771	2,762,536
*	iRadimed Corp.	1,040	28,798
*	iRhythm Technologies Inc.	237	18,453
*	IVERIC bio, Inc.	5,889	41,223
*	Jazz Pharmaceuticals P.L.C.	7,301	1,200,284
*	Joint Corp. (The)	600	33,288
*	Jounce Therapeutics, Inc.	2,440	23,009
#*	Kala Pharmaceuticals, Inc.	1,454	11,239
*	KalVista Pharmaceuticals, Inc.	1,219	30,438
*	Karuna Therapeutics, Inc.	489	54,284
#*	Karyopharm Therapeutics, Inc.	1,446	13,506
#*	Kindred Biosciences, Inc.	4,043	20,215
*	Kiniksa Pharmaceuticals, Ltd., Class A	1,963	32,311
#*	Krystal Biotech, Inc.	1,035	82,220
*	Kura Oncology, Inc.	4,804	129,372
*	Laboratory Corp. of America Holdings	6,534	1,737,195
#*	Lantheus Holdings, Inc.	9,983	236,597
#	LeMaitre Vascular, Inc.	1,973	103,523
*	LENSAR, Inc.	1,586	10,959
*	LHC Group, Inc.	3,349	697,496
*	Ligand Pharmaceuticals, Inc.	2,579	376,250
*	LivaNova P.L.C.	7,169	608,433
	Luminex Corp.	6,401	234,853
*	Lumos Pharma, Inc.	60	743
*	MacroGenics, Inc.	4,982	161,218
*	Madrigal Pharmaceuticals, Inc.	1,090	148,349
*	Magellan Health, Inc.	4,058	382,264
#*	Magenta Therapeutics, Inc.	3,047	35,498
*	Masimo Corp.	2,187	508,849
	McKesson Corp.	8,939	1,676,599
*	Medpace Holdings, Inc.	3,974	674,308
	Medtronic P.L.C.	21,714	2,842,797
*	Meridian Bioscience, Inc.	7,966	155,974
*	Merit Medical Systems, Inc.	7,216	458,938
*	Mersana Therapeutics, Inc.	2,705	43,091
#	Mesa Laboratories, Inc.	45	11,189
*	Mettler-Toledo International, Inc.	1,569	2,060,599
*	Minerva Neurosciences, Inc.	5,706	13,580
#*	Mirati Therapeutics, Inc.	1,110	184,504
*	ModivCare, Inc.	1,714	240,097

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Molecular Templates, Inc.	2,700	$25,272
*	Molina Healthcare, Inc.	8,818	2,249,472
*	Morphic Holding, Inc.	363	20,110
*	Myriad Genetics, Inc.	9,262	279,898
#*	NanoString Technologies, Inc.	797	63,497
#*	Natera, Inc.	1,879	206,728
	National HealthCare Corp.	2,673	187,939
	National Research Corp.	2,585	132,610
*	Natus Medical, Inc.	4,797	122,563
#*	Nektar Therapeutics	14,197	278,403
*	Neogen Corp.	3,532	339,107
#*	NeoGenomics, Inc.	4,955	242,745
*	Neurocrine Biosciences, Inc.	3,213	303,596
*	NeuroMetrix, Inc.	1,100	3,300
*	Nevro Corp.	334	57,719
*	NextCure, Inc.	855	7,498
*	NextGen Healthcare, Inc.	7,770	142,269
*	NGM Biopharmaceuticals, Inc.	541	14,878
#*	Novavax, Inc.	858	203,286
*	Novocure, Ltd.	989	201,855
*	NuVasive, Inc.	5,660	404,407
#*	Odonate Therapeutics, Inc.	2,830	9,481
*	Omnicell, Inc.	3,762	545,565
*	Opiant Pharmaceuticals, Inc.	1,079	13,067
#*	OPKO Health, Inc.	81,984	336,134
#*	OptimizeRx Corp.	1,147	57,878
*	Option Care Health, Inc.	3,234	61,705
*	OraSure Technologies, Inc.	7,089	64,864
#*	Orgenesis, Inc.	2,262	10,609
*	Orthofix Medical, Inc.	2,488	110,343
*	OrthoPediatrics Corp.	1,083	63,355
*	Otonomy, Inc.	4,700	11,045
	Owens & Minor, Inc.	9,088	327,986
#*	Pacific Biosciences of California, Inc.	1,655	49,402
*	Pacira BioSciences, Inc.	3,056	193,078
	Patterson Cos., Inc.	10,208	328,085
#*»	PDL BioPharma, Inc.	20,904	51,633
*	Pennant Group, Inc. (The)	4,190	169,360
*	Penumbra, Inc.	1,029	314,864
*	Personalis, Inc.	1,383	34,077
#*	PetIQ, Inc.	2,017	85,924
	Phibro Animal Health Corp., Class A	3,118	76,453
*	PRA Health Sciences, Inc.	7,506	1,252,676
	Premier, Inc., Class A	9,676	342,047
*	Prestige Consumer Healthcare, Inc.	8,493	369,955
#*	Pro-Dex, Inc.	446	12,720
»	Progenic Pharmaceuticals, Inc.	4,762	203
*	Protagonist Therapeutics, Inc.	3,345	96,804
*	Prothena Corp. P.L.C.	5,425	143,979
*	Psychemedics Corp.	2,234	14,856
*	Quanterix Corp.	250	15,285
#	Quest Diagnostics, Inc.	11,361	1,498,289
#*	Quidel Corp.	3,607	377,978
*	R1 RCM, Inc.	21,515	586,929
*	RadNet, Inc.	5,706	127,472
*	Repligen Corp.	2,792	591,094
	ResMed, Inc.	8,889	1,670,865
*	Rhythm Pharmaceuticals, Inc.	2,859	61,640
#*	Rigel Pharmaceuticals, Inc.	7,414	27,580

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Rocket Pharmaceuticals, Inc.	5,094	$233,509
*	Sage Therapeutics, Inc.	2,666	209,974
#*	Sarepta Therapeutics, Inc.	2,279	161,444
*	Satsuma Pharmaceuticals, Inc.	3,870	20,550
*	Seagen, Inc.	3,043	437,462
*	SeaSpine Holdings Corp.	959	19,957
*	Select Medical Holdings Corp.	19,803	746,969
*	Sharps Compliance Corp.	3,897	68,159
*	Shockwave Medical, Inc.	500	81,730
*	SI-BONE, Inc.	607	21,548
#*	Sierra Oncology, Inc.	904	16,489
*	SIGA Technologies, Inc.	3,400	24,378
*	Spectrum Pharmaceuticals, Inc.	11,608	36,101
#*	Spero Therapeutics, Inc.	3,057	42,064
*	STAAR Surgical Co.	1,031	141,257
#*	Stereotaxis, Inc.	4,538	32,674
#	STERIS P.L.C.	4,540	958,031
*	Stoke Therapeutics, Inc.	942	30,427
*	Streamline Health Solutions, Inc.	9,542	20,134
*	Strongbridge Biopharma P.L.C.	6,381	16,208
	Stryker Corp.	6,196	1,627,255
*	Supernus Pharmaceuticals, Inc.	7,971	242,717
#*	Surface Oncology, Inc.	2,868	20,965
*	Surgalign Holdings, Inc.	9,286	16,808
*	Surmodics, Inc.	551	29,473
*	Sutro Biopharma, Inc.	2,025	41,533
#*	Syros Pharmaceuticals, Inc.	1,876	11,331
#*	Tabula Rasa HealthCare, Inc.	1,077	51,222
*	Tactile Systems Technology, Inc.	752	43,090
*	Tandem Diabetes Care, Inc.	765	70,303
*	TCR2 Therapeutics, Inc.	1,615	36,677
#*	Teladoc Health, Inc.	4,713	812,286
	Teleflex, Inc.	1,724	728,356
*	Tivity Health, Inc.	2,442	59,048
*	Tracon Pharmaceuticals, Inc.	2,650	19,849
*	TransMedics Group, Inc.	2,292	65,803
*	Travere Therapeutics, Inc.	4,493	111,067
#*	Tricida, Inc.	8,005	37,223
*	Triple-S Management Corp., Class B	2,937	69,636
*	Turning Point Therapeutics, Inc.	452	34,456
*	United Therapeutics Corp.	7,208	1,452,844
	US Physical Therapy, Inc.	789	88,723
	Utah Medical Products, Inc.	296	25,829
*	Vanda Pharmaceuticals, Inc.	6,449	107,053
*	Vapotherm, Inc.	1,586	34,892
*	Varex Imaging Corp.	5,401	128,220
*	Veeva Systems, Inc., Class A	2,151	607,550
*	Venus Concept Inc.	11,500	21,850
*	Veracyte, Inc.	1,101	54,775
*	Verastem, Inc.	22,863	70,189
#*	Vericel Corp.	3,412	212,977
*	ViewRay, Inc.	4,871	23,430
*	Vocera Communications, Inc.	864	31,251
#*	Voyager Therapeutics, Inc.	2,600	12,532
*	Waters Corp.	3,008	902,009
*	WaVe Life Sciences Ltd.	5,179	31,851
	West Pharmaceutical Services, Inc.	3,544	1,164,275
#*	X4 Pharmaceuticals, Inc.	2,203	18,461
#*	Xencor, Inc.	6,719	285,961

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	9,586	$1,698,256
	Zoetis, Inc.	17,748	3,070,936
#*	Zogenix, Inc.	2,973	56,160

TOTAL HEALTH CARE			119,634,044

INDUSTRIALS — (14.2%)
	3M Co.	26,929	5,308,783
	AAON, Inc.	8,147	532,895
	AAR Corp.	5,387	216,773
	ABM Industries, Inc.	11,937	613,681
*	Acacia Research Corp.	2,366	14,385
	ACCO Brands Corp.	18,062	154,972
	Acme United Corp.	700	31,290
	Acuity Brands, Inc.	5,701	1,057,650
	ADT, Inc.	11,838	108,910
	Advanced Drainage Systems, Inc.	7,612	849,956
*	AECOM	18,019	1,197,002
*	Aegion Corp.	5,936	178,674
	AGCO Corp.	9,879	1,441,544
	Air Lease Corp.	17,658	824,805
*	Air T, Inc.	601	13,691
*	Air Transport Services Group, Inc.	9,198	242,091
	Alamo Group, Inc.	1,500	235,875
*	Alaska Air Group, Inc.	14,821	1,024,724
	Albany International Corp., Class A	4,589	409,522
*	Allegiant Travel Co.	2,102	495,504
	Allegion P.L.C.	5,773	775,776
	Allied Motion Technologies, Inc.	1,625	84,581
	Allison Transmission Holdings, Inc.	15,572	645,771
	Altra Industrial Motion Corp.	6,844	403,864
	AMERCO	2,567	1,531,549
*	Ameresco, Inc., Class A	3,516	185,610
#*	American Airlines Group, Inc.	7,497	162,835
*	American Superconductor Corp.	2,082	34,291
*	American Woodmark Corp.	2,938	292,213
	AMETEK, Inc.	14,029	1,892,933
*	AMREP Corp.	1,504	16,093
	AO Smith Corp.	17,385	1,177,834
#*	API Group Corp.	3,076	65,396
	Apogee Enterprises, Inc.	4,460	156,680
	Applied Industrial Technologies, Inc.	5,929	567,168
	ARC Document Solutions, Inc.	25,800	56,244
	ArcBest Corp.	4,841	352,231
	Arcosa, Inc.	8,034	484,370
	Argan, Inc.	2,682	134,502
*	Armstrong Flooring, Inc.	683	3,545
	Armstrong World Industries, Inc.	5,925	614,126
*	Art’s-Way Manufacturing Co., Inc.	3,212	9,989
*	ASGN, Inc.	7,696	809,465
	Astec Industries, Inc.	4,397	329,819
*	Astronics Corp.	3,005	52,317
*	Astronics Corp., Class B	835	14,466
*	Atkore, Inc.	6,051	473,672
*	Atlas Air Worldwide Holdings, Inc.	4,083	277,277
*	Avis Budget Group, Inc.	9,956	892,157
	AZZ, Inc.	3,732	196,452
	Barnes Group, Inc.	8,640	431,309
	Barrett Business Services, Inc.	1,545	113,295
*	Beacon Roofing Supply, Inc.	10,519	592,535

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	BGSF, Inc.	1,394	$19,530
*	Blue Bird Corp.	4,546	122,469
*	BlueLinx Holdings, Inc.	800	40,376
	Boise Cascade Co.	6,896	460,101
	Booz Allen Hamilton Holding Corp.	14,453	1,198,876
	Brady Corp., Class A	6,607	360,544
*	BrightView Holdings, Inc.	3,082	55,260
	Brink’s Co. (The)	5,107	408,151
#*	Broadwind, Inc.	2,383	12,320
*	Builders FirstSource, Inc.	34,301	1,669,430
*	CACI International, Inc., Class A	3,266	832,373
	CAI International, Inc.	3,296	140,245
	Carlisle Cos., Inc.	7,400	1,418,210
	Carrier Global Corp.	68,408	2,981,221
*	Casella Waste Systems, Inc., Class A	6,723	451,181
	Caterpillar, Inc.	27,341	6,236,756
*	CBIZ, Inc.	7,764	260,793
*	CECO Environmental Corp.	4,856	35,449
#	CH Robinson Worldwide, Inc.	11,835	1,148,942
*	Chart Industries, Inc.	5,165	829,654
*	Cimpress P.L.C.	3,363	320,359
	Cintas Corp.	7,248	2,501,575
*	CIRCOR International, Inc.	3,070	105,516
*	Civeo Corp.	743	12,274
*	Clean Harbors, Inc.	8,583	763,544
*	Colfax Corp.	20,568	929,468
	Columbus McKinnon Corp.	4,597	227,597
	Comfort Systems USA, Inc.	5,828	479,994
*	Commercial Vehicle Group, Inc.	4,608	50,642
	CompX International, Inc.	811	15,604
#*	Concrete Pumping Holdings, Inc.	2,727	22,171
*	Construction Partners, Inc., Class A	4,406	139,802
#*	Copa Holdings SA, Class A	2,759	238,653
*	Copart, Inc.	11,712	1,458,261
	CoreLogic, Inc.	12,654	1,008,524
*	Cornerstone Building Brands, Inc.	16,073	225,986
*	CoStar Group, Inc.	661	564,778
*	Covenant Logistics Group, Inc.	2,890	62,164
	CRA International, Inc.	1,211	97,195
	Crane Co.	8,493	798,852
	CSW Industrials, Inc.	2,635	356,805
	CSX Corp.	39,977	4,027,683
	Cummins, Inc.	9,982	2,515,863
	Curtiss-Wright Corp.	6,017	769,574
*	Daseke, Inc.	2,900	22,011
	Deere & Co.	13,973	5,181,887
*	Delta Air Lines, Inc.	12,045	565,151
	Deluxe Corp.	5,180	228,024
*	DLH Holdings Corp.	1,100	11,209
	Donaldson Co., Inc.	15,835	995,705
	Douglas Dynamics, Inc.	4,778	213,720
	Dover Corp.	10,328	1,540,834
*	Ducommun, Inc.	1,848	108,903
*	DXP Enterprises, Inc.	1,836	53,740
*	Dycom Industries, Inc.	4,836	453,665
	Eastern Co. (The)	312	8,820
	Eaton Corp. P.L.C.	16,030	2,291,168
*	Echo Global Logistics, Inc.	4,801	156,993
	EMCOR Group, Inc.	8,720	1,044,656

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Emerson Electric Co.	28,284	$2,559,419
	Encore Wire Corp.	3,557	265,637
*	Energy Recovery, Inc.	4,025	85,330
	Enerpac Tool Group Corp.	6,320	168,112
	EnerSys	6,282	575,306
	Ennis, Inc.	3,943	81,738
	EnPro Industries, Inc.	3,788	324,442
	Equifax, Inc.	5,366	1,230,048
	ESCO Technologies, Inc.	3,769	409,916
	Espey Manufacturing & Electronics Corp.	200	3,030
*	EVI Industries, Inc.	600	16,044
*	Evoqua Water Technologies Corp.	16,854	481,687
	Expeditors International of Washington, Inc.	13,844	1,520,902
	Exponent, Inc.	6,644	640,017
	Fastenal Co.	35,598	1,861,063
	Federal Signal Corp.	10,280	425,900
	FedEx Corp.	12,171	3,533,363
	Flowserve Corp.	12,538	497,006
*	Fluor Corp.	1,900	43,662
*	Forrester Research, Inc.	2,047	88,942
	Fortive Corp.	15,154	1,073,206
	Fortune Brands Home & Security, Inc.	10,148	1,065,337
	Forward Air Corp.	4,408	389,182
*	Franklin Covey Co.	1,696	51,796
	Franklin Electric Co., Inc.	6,549	532,237
#*	FreightCar America, Inc.	7,985	63,321
*	FTI Consulting, Inc.	4,198	582,892
*	Fuel Tech, Inc.	8,636	19,690
#*	FuelCell Energy, Inc.	2,888	28,042
*	Gates Industrial Corp. P.L.C.	5,184	89,424
	GATX Corp.	6,361	621,533
*	Gencor Industries, Inc.	1,048	12,566
*	Generac Holdings, Inc.	2,248	728,240
*	General Finance Corp.	1,309	24,845
*	Gibraltar Industries, Inc.	4,567	419,525
*	GMS, Inc.	6,537	285,732
	Gorman-Rupp Co. (The)	4,380	151,198
*	GP Strategies Corp.	2,129	33,532
	Graco, Inc.	16,278	1,250,150
	GrafTech International, Ltd.	18,235	231,949
	Graham Corp.	739	10,132
	Granite Construction, Inc.	8,076	307,696
*	Great Lakes Dredge & Dock Corp.	8,897	139,683
	Greenbrier Cos., Inc. (The)	5,318	251,222
	Griffon Corp.	7,377	200,064
	H&E Equipment Services, Inc.	6,393	248,688
*	Harsco Corp.	12,092	216,810
*	Hawaiian Holdings, Inc.	7,630	191,589
	Healthcare Services Group, Inc.	7,940	237,803
	Heartland Express, Inc.	12,593	234,104
	HEICO Corp.	2,887	406,490
	HEICO Corp., Class A	4,051	511,560
	Heidrick & Struggles International, Inc.	2,552	107,950
	Helios Technologies, Inc.	4,776	345,209
*	Herc Holdings, Inc.	4,935	521,136
*	Heritage-Crystal Clean, Inc.	3,611	103,708
	Herman Miller, Inc.	9,288	385,452
*	Hexcel Corp.	11,394	642,736
*	Hill International, Inc.	4,357	11,720

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hillenbrand, Inc.	9,227	$452,953
	HireQuest, Inc.	1,219	22,356
	HNI Corp.	7,531	318,863
	Honeywell International, Inc.	16,184	3,609,679
*	Houston Wire & Cable Co.	2,549	13,382
*	Howmet Aerospace, Inc.	37,903	1,211,380
*	Hub Group, Inc., Class A	5,239	344,307
	Hubbell, Inc.	8,775	1,684,888
*	Hudson Technologies, Inc.	12,780	26,327
	Hurco Cos., Inc.	876	30,091
*	Huron Consulting Group, Inc.	3,546	199,498
*	Huttig Building Products, Inc.	812	3,256
	Hyster-Yale Materials Handling, Inc.	1,661	134,292
*	IAA, Inc.	10,449	656,302
	ICF International, Inc.	2,339	212,989
	IDEX Corp.	5,269	1,181,310
*	IES Holdings, Inc.	2,130	112,443
	IHS Markit, Ltd.	1,661	178,690
	Illinois Tool Works, Inc.	11,931	2,749,618
*	Ingersoll Rand, Inc.	22,336	1,103,622
	Innovative Solutions & Support, Inc.	400	2,464
	Insperity, Inc.	4,225	369,856
	Insteel Industries, Inc.	2,607	99,405
	Interface, Inc.	9,215	118,321
	ITT, Inc.	10,210	962,905
	Jacobs Engineering Group, Inc.	8,318	1,111,368
	JB Hunt Transport Services, Inc.	11,189	1,910,074
*	JELD-WEN Holding, Inc.	15,474	451,377
*	JetBlue Airways Corp.	34,686	706,207
	John Bean Technologies Corp.	5,117	743,909
	Johnson Controls International P.L.C.	36,095	2,250,162
	Kadant, Inc.	1,782	317,249
	Kaman Corp.	3,967	211,639
	Kansas City Southern	5,795	1,693,357
	KAR Auction Services, Inc.	18,085	271,094
	KBR, Inc.	20,521	811,811
*	Kelly Services, Inc., Class A	6,650	166,582
	Kennametal, Inc.	13,901	558,264
	Kforce, Inc.	4,810	269,552
	Kimball International, Inc., Class B	8,202	119,585
*	Kirby Corp.	6,080	387,296
	Knight-Swift Transportation Holdings, Inc.	19,235	906,353
	Knoll, Inc.	8,232	196,745
	Korn Ferry	8,932	606,393
	Landstar System, Inc.	4,926	848,651
*	Lawson Products, Inc.	700	36,701
*	LB Foster Co., Class A	1,400	22,596
#	Lennox International, Inc.	1,820	610,319
*	Limbach Holdings, Inc.	2,500	27,550
	Lincoln Electric Holdings, Inc.	8,164	1,045,400
	Lindsay Corp.	518	85,874
*	LS Starrett Co. (The), Class A	1,800	10,998
	LSI Industries, Inc.	3,205	26,345
*	Lydall, Inc.	2,299	84,718
#*	Lyft, Inc., Class A	4,368	243,123
	Macquarie Infrastructure Corp.	11,063	368,509
*	Manitex International, Inc.	2,502	18,140
*	Manitowoc Co., Inc. (The)	3,562	81,499
	ManpowerGroup, Inc.	8,117	981,264

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Marten Transport, Ltd.	11,811	$197,480
	Masco Corp.	17,132	1,094,392
*	Masonite International Corp.	4,533	572,473
#*	MasTec, Inc.	12,037	1,256,181
*	Mastech Digital, Inc.	3,000	47,370
*	Matrix Service Co.	3,686	48,692
	Matson, Inc.	7,726	504,740
	Matthews International Corp., Class A	5,311	219,769
	Maxar Technologies, Inc.	1,193	46,300
*	Mayville Engineering Co., Inc.	932	14,549
	McGrath RentCorp	4,273	350,301
*	Mercury Systems, Inc.	4,208	316,610
*	Meritor, Inc.	15,075	407,477
*	Mesa Air Group, Inc.	2,656	29,907
*	Middleby Corp. (The)	7,127	1,292,268
	Miller Industries, Inc.	1,300	55,926
*	Mistras Group, Inc.	2,600	28,938
	Moog, Inc., Class A	4,615	399,428
*	MRC Global, Inc.	12,769	120,284
	MSA Safety, Inc.	4,581	736,442
	MSC Industrial Direct Co., Inc., Class A	6,274	565,664
	Mueller Industries, Inc.	10,050	450,943
	Mueller Water Products, Inc., Class A	22,826	327,781
*	MYR Group, Inc.	2,344	182,598
*	Navistar International Corp.	9,648	426,924
	Nielsen Holdings P.L.C.	45,356	1,163,381
	NL Industries, Inc.	7,700	54,670
*	NN, Inc.	1,333	9,731
	Nordson Corp.	5,363	1,133,792
*	Northwest Pipe Co.	1,465	48,741
*	NOW, Inc.	20,144	197,814
*	NV5 Global, Inc.	1,346	121,315
	nVent Electric P.L.C.	18,070	550,231
	Old Dominion Freight Line, Inc.	9,882	2,547,678
#	Omega Flex, Inc.	981	155,979
#*	Orion Energy Systems, Inc.	2,200	13,244
*	Orion Group Holdings, Inc.	1,035	5,579
	Oshkosh Corp.	10,368	1,290,090
	Otis Worldwide Corp.	18,064	1,406,644
	Owens Corning	9,742	943,123
*	P&F Industries, Inc., Class A	254	1,575
	PACCAR, Inc.	22,829	2,051,871
*	PAM Transportation Services, Inc.	751	43,498
	Park Aerospace Corp.	2,637	35,573
	Parker-Hannifin Corp.	9,381	2,943,852
	Park-Ohio Holdings Corp.	1,783	64,741
#*	Parsons Corp.	4,609	204,317
	Patriot Transportation Holding, Inc.	133	1,496
	Pentair P.L.C.	21,411	1,381,224
#*	Performant Financial Corp.	10,905	22,900
*	Perma-Pipe International Holdings, Inc.	300	1,944
*	PGT Innovations, Inc.	8,062	212,272
*	Pioneer Power Solutions, Inc.	7,618	30,701
	Pitney Bowes, Inc.	20,491	153,068
*	Plug Power, Inc.	1,453	41,425
	Powell Industries, Inc.	1,301	45,847
	Preformed Line Products Co.	889	58,852
	Primoris Services Corp.	8,827	288,290
*	Proto Labs, Inc.	2,337	261,884

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Quanex Building Products Corp.	5,988	$163,413
	Quanta Services, Inc.	18,085	1,747,734
*	Radiant Logistics, Inc.	4,889	32,659
	Raven Industries, Inc.	4,856	197,251
*	RBC Bearings, Inc.	1,746	348,205
*	RCM Technologies, Inc.	6,684	23,996
	Regal Beloit Corp.	6,777	978,802
*	Resideo Technologies, Inc.	17,005	510,320
	Resources Connection, Inc.	5,098	71,933
	REV Group, Inc.	10,564	192,687
	Rexnord Corp.	13,889	693,478
	Robert Half International, Inc.	14,922	1,307,316
	Rockwell Automation, Inc.	7,885	2,083,690
#	Rollins, Inc.	15,998	596,405
	Roper Technologies, Inc.	3,358	1,499,146
#*	RR Donnelley & Sons Co.	3,700	16,021
	Rush Enterprises, Inc., Class A	7,207	355,738
	Rush Enterprises, Inc., Class B	1,300	56,927
	Ryder System, Inc.	8,414	671,774
*	Saia, Inc.	4,422	1,036,959
	Schneider National, Inc., Class B	10,750	260,472
#	Science Applications International Corp.	6,654	595,001
*	Sensata Technologies Holding P.L.C.	19,381	1,119,059
	Shyft Group, Inc. (The)	4,649	164,668
*	SIFCO Industries, Inc.	1,584	22,271
	Simpson Manufacturing Co., Inc.	5,786	652,082
#*	SiteOne Landscape Supply, Inc.	5,590	1,002,734
	SkyWest, Inc.	7,870	390,824
	Snap-on, Inc.	6,494	1,542,974
	Southwest Airlines Co.	26,639	1,672,396
*	SP Plus Corp.	3,718	127,639
#	Spirit AeroSystems Holdings, Inc., Class A	12,230	558,789
*	Spirit Airlines, Inc.	9,581	343,191
*	SPX Corp.	6,066	367,964
	SPX FLOW, Inc.	7,343	488,970
	Standex International Corp.	1,553	147,255
	Stanley Black & Decker, Inc.	7,968	1,647,543
	Steelcase, Inc., Class A	13,557	187,087
*	Stericycle, Inc.	8,262	630,225
*	Sterling Construction Co., Inc.	2,955	61,612
#*	Sunrun, Inc.	18,549	908,901
	Systemax, Inc.	5,216	222,828
*	Taylor Devices, Inc.	1,040	12,646
*	Team, Inc.	1,207	11,913
#	Tecnoglass, Inc.	6,128	73,291
#*	Teledyne Technologies, Inc.	2,344	1,049,526
	Tennant Co.	3,041	239,965
	Terex Corp.	11,318	531,833
	Tetra Tech, Inc.	6,585	840,444
*	Textainer Group Holdings, Ltd.	7,819	200,323
*	Thermon Group Holdings, Inc.	3,864	73,802
	Timken Co. (The)	9,488	795,759
	Titan International, Inc.	8,094	87,334
*	Titan Machinery, Inc.	4,124	107,678
	Toro Co. (The)	11,252	1,289,479
*	TPI Composites, Inc.	3,818	202,927
	Trane Technologies P.L.C.	13,441	2,336,449
*	Transcat, Inc.	303	15,150
*	TransDigm Group, Inc.	1,804	1,107,187

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	TransUnion	8,471	$885,982
#*	Trex Co., Inc.	11,458	1,237,349
*	TriMas Corp.	7,022	223,580
*	TriNet Group, Inc.	9,757	767,973
#	Trinity Industries, Inc.	18,540	512,446
	Triton International, Ltd.	12,587	631,490
*	TrueBlue, Inc.	6,368	180,214
*	Tutor Perini Corp.	8,900	143,290
*	Twin Disc, Inc.	300	3,165
#*	U.S. Xpress Enterprises, Inc., Class A	2,800	28,672
*	Uber Technologies, Inc.	4,954	271,331
	UFP Industries, Inc.	11,174	939,063
*	Ultralife Corp.	900	7,110
	UniFirst Corp.	1,651	370,138
	Union Pacific Corp.	28,305	6,286,257
*	United Airlines Holdings, Inc.	20,708	1,126,515
	United Parcel Service, Inc., Class B	26,141	5,329,104
*	United Rentals, Inc.	9,260	2,962,737
*	Univar Solutions, Inc.	19,239	449,231
	Universal Logistics Holdings, Inc.	3,206	80,182
*	Upwork, Inc.	5,076	233,801
*	US Ecology, Inc.	4,032	171,199
*	USA Truck, Inc.	905	13,910
	Valmont Industries, Inc.	2,887	712,656
*	Vectrus, Inc.	1,615	84,545
	Verisk Analytics, Inc.	7,543	1,419,593
*	Veritiv Corp.	2,207	92,429
	Viad Corp.	2,953	123,022
*	Vicor Corp.	2,134	196,819
*	Vidler Water Resouces, Inc.	3,320	30,046
*	Virco Mfg. Corp.	4,104	13,092
#*	Virgin Galactic Holdings, Inc.	1,654	36,636
*	Volt Information Sciences, Inc.	3,402	13,506
	VSE Corp.	1,308	56,440
#	Wabash National Corp.	10,621	187,036
	Waste Management, Inc.	19,722	2,721,044
	Watsco, Inc.	3,264	955,895
	Watts Water Technologies, Inc., Class A	3,668	456,849
*	Welbilt, Inc.	15,412	344,304
	Werner Enterprises, Inc.	11,037	510,241
*	WESCO International, Inc.	8,923	818,418
	Westinghouse Air Brake Technologies Corp.	15,613	1,281,359
*	Wilhelmina International, Inc.	5,495	29,343
#*	Willdan Group, Inc.	657	25,078
*	Willis Lease Finance Corp.	856	36,654
*	WillScot Mobile Mini Holdings Corp.	27,908	816,867
	Woodward, Inc.	6,752	844,068
	WW Grainger, Inc.	4,178	1,811,330
*	XPO Logistics, Inc.	13,403	1,864,625
	Xylem, Inc.	9,182	1,015,988
*	Yellow Corp.	5,000	45,850

TOTAL INDUSTRIALS			240,807,853

INFORMATION TECHNOLOGY — (25.0%)
#*	2U, Inc.	6,367	249,905
*	3D Systems Corp.	20,604	443,810
*	A10 Networks Inc.	6,816	59,163
	Accenture P.L.C., Class A	25,686	7,448,169
*	ACI Worldwide, Inc.	13,022	491,971

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	ACM Research, Inc., Class A	786	$62,055
*	Adobe, Inc.	13,150	6,684,671
	ADTRAN, Inc.	7,336	125,372
	Advanced Energy Industries, Inc.	4,534	500,146
*	Advanced Micro Devices, Inc.	9,466	772,615
*	Agilysys, Inc.	1,206	60,794
*	Airgain, Inc.	2,245	53,049
#*	Akamai Technologies, Inc.	11,305	1,228,853
*	Alarm.com Holdings, Inc.	2,378	213,449
*	Alithya Group, Inc., Class A	6,866	15,380
	Alliance Data Systems Corp.	2,155	253,967
*	Alpha & Omega Semiconductor, Ltd.	2,773	86,240
#*	Altair Engineering, Inc., Class A	1,792	116,480
#*	Alteryx, Inc., Class A	685	55,999
*	Ambarella, Inc.	3,859	376,214
	Amdocs, Ltd.	8,927	685,058
	American Software, Inc., Class A	2,466	51,022
	Amkor Technology, Inc.	42,762	864,648
	Amphenol Corp., Class A	31,885	2,147,136
*	Amtech Systems, Inc.	531	5,597
#	Analog Devices, Inc.	11,518	1,764,097
*	Anaplan, Inc.	717	42,769
*	ANSYS, Inc.	3,532	1,291,511
#*	Appfolio, Inc., Class A	610	88,224
#*	Appian Corp.	600	72,708
	Apple, Inc.	566,170	74,428,708
	Applied Materials, Inc.	39,946	5,301,234
*	Arista Networks, Inc.	4,961	1,563,558
*	Arlo Technologies, Inc.	6,293	38,576
*	Arrow Electronics, Inc.	9,672	1,103,285
*	Aspen Technology, Inc.	6,695	875,974
	AstroNova, Inc.	760	11,142
*	Asure Software, Inc.	4,001	32,048
*	Atlassian Corp. P.L.C., Class A	622	147,762
*	Autodesk, Inc.	7,357	2,147,582
	Automatic Data Processing, Inc.	17,754	3,319,820
#*	Avalara, Inc.	1,954	276,901
*	Avaya Holdings Corp.	17,602	506,410
*	Aviat Networks, Inc.	1,998	64,755
*	Avid Technology, Inc.	4,744	107,879
	Avnet, Inc.	16,990	746,201
*	Aware, Inc.	2,169	7,591
*	Axcelis Technologies, Inc.	5,425	225,300
*	AXT, Inc.	5,700	56,202
	Badger Meter, Inc.	4,929	460,319
	Bel Fuse, Inc., Class B	1,369	27,284
	Belden, Inc.	7,461	322,912
	Benchmark Electronics, Inc.	7,549	226,621
	BK Technologies Corp.	1,100	5,071
*	Black Knight, Inc.	9,603	695,449
*	Blackbaud, Inc.	5,816	413,634
#*	Blackline, Inc.	1,000	116,060
*	Bm Technologies, Inc.	890	8,731
*	Bottomline Technologies De, Inc.	3,335	161,948
#*	Box, Inc., Class A	3,111	66,264
*	Brightcove, Inc.	3,700	53,724
	Broadcom, Inc.	17,358	7,918,720
	Broadridge Financial Solutions, Inc.	8,064	1,279,192
	Brooks Automation, Inc.	8,503	861,609

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cadence Design Systems, Inc.	13,385	$1,763,741
*	CalAmp Corp.	2,256	31,020
*	Calix, Inc.	5,648	238,854
*	Cambium Networks Corp.	1,670	100,200
*	Cardtronics P.L.C., Class A	8,186	317,944
*	Casa Systems, Inc.	12,947	101,569
	Cass Information Systems, Inc.	1,795	82,373
	CDK Global, Inc.	9,588	513,821
	CDW Corp.	9,929	1,770,639
#*	Cerence, Inc.	3,238	312,176
#*	Ceridian HCM Holding, Inc.	3,620	342,018
*	CEVA, Inc.	3,198	177,297
*	ChannelAdvisor Corp.	1,349	28,531
*	Ciena Corp.	16,136	814,384
*	Cirrus Logic, Inc.	8,489	631,666
	Cisco Systems, Inc.	123,787	6,301,996
	Citrix Systems, Inc.	7,024	869,922
*	Clearfield, Inc.	600	20,610
*	Cloudera, Inc.	24,341	308,887
#*	Cloudflare, Inc., Class A	789	66,860
	CMC Materials, Inc.	2,582	473,616
	Cognex Corp.	6,239	537,303
	Cognizant Technology Solutions Corp., Class A	32,419	2,606,488
*	Cognyte Software Ltd.	6,720	175,594
*	Coherent, Inc.	2,590	673,374
*	Cohu, Inc.	5,805	232,258
*	CommScope Holding Co., Inc.	25,355	417,090
#	Communications Systems, Inc.	400	2,600
*	CommVault Systems, Inc.	2,704	187,955
*	Computer Task Group, Inc.	1,200	11,880
	Comtech Telecommunications Corp.	4,246	101,819
*	Concentrix Corp.	8,494	1,319,798
*	Conduent, Inc.	12,114	82,375
*	Cornerstone OnDemand, Inc.	2,231	98,755
*	Coupa Software, Inc.	663	178,373
#*	CPS Technologies Corp.	10,220	77,365
#*	Cree, Inc.	7,335	729,246
	CSG Systems International, Inc.	5,276	242,643
	CTS Corp.	5,074	165,006
*	CyberOptics Corp.	1,062	35,035
	Daktronics, Inc.	6,045	37,298
*	Data I/O Corp.	2,012	10,845
*	Dell Technologies, Inc., Class C	8,451	830,987
*	Digi International, Inc.	3,785	67,638
*	Digital Turbine, Inc.	6,691	504,702
*	Diodes, Inc.	7,824	600,961
*	DocuSign, Inc.	1,247	278,006
	Dolby Laboratories, Inc., Class A	5,058	513,235
*	Dropbox, Inc., Class A	24,248	623,174
*	DSP Group, Inc.	4,082	56,699
	DXC Technology Co.	27,407	901,964
*	Dynatrace, Inc.	9,107	473,928
*	DZS, Inc.	2,798	42,026
#	Ebix, Inc.	4,651	140,042
*	EchoStar Corp., Class A	8,530	208,558
*	eGain Corp.	1,800	17,694
#*	Elastic N.V.	1,181	142,452
*	EMCORE Corp.	2,998	18,678
*	Enphase Energy, Inc.	9,025	1,256,731

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Entegris, Inc.	9,486	$1,067,934
*	Envestnet, Inc.	5,028	371,217
*	EPAM Systems, Inc.	2,074	949,373
*	ePlus, Inc.	2,309	231,731
*	Euronet Worldwide, Inc.	6,424	921,394
*	Everbridge, Inc.	410	54,411
	EVERTEC, Inc.	11,376	453,902
*	Evo Payments, Inc., Class A	3,142	89,578
*	ExlService Holdings, Inc.	4,354	402,222
*	F5 Networks, Inc.	6,389	1,193,210
*	Fabrinet	4,857	415,856
*	Fair Isaac Corp.	2,660	1,386,951
*	FARO Technologies, Inc.	2,355	178,615
#*	Fastly, Inc., Class A	522	33,340
	Fidelity National Information Services, Inc.	14,718	2,250,382
*	FireEye, Inc.	18,119	360,115
*	First Solar, Inc.	11,980	916,829
*	Fiserv, Inc.	8,584	1,031,110
#*	Five9, Inc.	706	132,707
*	FleetCor Technologies, Inc.	7,229	2,079,928
*	Flex, Ltd.	79,177	1,377,680
*	FormFactor, Inc.	10,578	414,129
*	Fortinet, Inc.	9,047	1,847,669
*	Frequency Electronics, Inc.	400	4,296
*	Gartner, Inc.	8,936	1,750,384
#*	Genasys, Inc.	2,273	14,206
	Genpact, Ltd.	24,362	1,157,926
	Global Payments, Inc.	7,975	1,711,674
*	Globant SA	2,800	641,704
*	GoDaddy, Inc., Class A	8,670	752,729
*	GreenSky, Inc., Class A	3,651	22,235
*	GSI Technology, Inc.	1,378	8,130
#*	GTY Technology Holdings, Inc.	3,689	18,814
#*	Guidewire Software, Inc.	3,721	392,603
	Hackett Group, Inc. (The)	6,384	106,166
#*	Harmonic, Inc.	12,292	96,123
	Hewlett Packard Enterprise Co.	84,511	1,353,866
	HP, Inc.	51,388	1,752,845
*	HubSpot, Inc.	457	240,588
#*	I3 Verticals, Inc., Class A	1,874	62,254
*	Ichor Holdings, Ltd.	4,545	253,475
#*	Identiv, Inc.	2,636	42,044
*	IEC Electronics Corp.	1,700	20,723
#*	II-VI, Inc.	11,394	764,993
#*	Image Sensing Systems, Inc.	2,380	15,518
*	Immersion Corp.	4,084	35,000
#*	Impinj, Inc.	859	40,768
#*	Infinera Corp.	21,876	201,697
#*	Information Services Group, Inc.	6,970	31,713
*	Innodata, Inc.	4,000	25,080
*	Insight Enterprises, Inc.	6,112	613,461
	Intel Corp.	199,558	11,480,572
	InterDigital, Inc.	3,551	246,510
	International Business Machines Corp.	44,882	6,367,858
*	inTEST Corp.	5,747	69,711
	Intuit, Inc.	5,597	2,306,859
#*	IPG Photonics Corp.	4,604	999,574
#*	Issuer Direct Corp.	1,000	27,730
#*	Iteris, Inc.	7,387	49,862

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Itron, Inc.	4,963	$446,372
#*	j2 Global, Inc.	7,345	888,745
	Jabil, Inc.	24,596	1,289,322
	Jack Henry & Associates, Inc.	3,450	561,763
	Juniper Networks, Inc.	34,169	867,551
*	Key Tronic Corp.	700	4,872
*	Keysight Technologies, Inc.	12,853	1,855,331
*	Kimball Electronics, Inc.	4,412	101,520
	KLA Corp.	10,728	3,383,075
*	Knowles Corp.	13,964	291,848
	Kulicke & Soffa Industries, Inc.	10,024	569,864
*	KVH Industries, Inc.	2,284	30,583
	Lam Research Corp.	6,730	4,175,628
*	Lattice Semiconductor Corp.	11,750	591,142
*	LGL Group, Inc. (The)	276	3,105
#*	LightPath Technologies, Inc., Class A	13,253	34,458
#*	Limelight Networks, Inc.	10,418	32,608
	Littelfuse, Inc.	2,767	733,919
*	LiveRamp Holdings, Inc.	9,464	463,547
#*	Lumentum Holdings, Inc.	7,258	617,293
*	Luna Innovations, Inc.	4,600	52,164
*	MACOM Technology Solutions Holdings, Inc.	7,462	422,424
*	Magnachip Semiconductor Corp.	3,475	86,910
*	Manhattan Associates, Inc.	7,823	1,073,628
	Marvell Technology, Inc.	32,976	1,490,845
	Mastercard, Inc., Class A	32,793	12,528,894
	Maxim Integrated Products, Inc.	15,883	1,493,002
	MAXIMUS, Inc.	8,637	791,495
*	MaxLinear, Inc.	4,581	164,870
	Methode Electronics, Inc.	6,969	313,117
	Microchip Technology, Inc.	14,579	2,191,078
*	Micron Technology, Inc.	48,428	4,168,198
	Microsoft Corp.	270,788	68,287,318
#*	MicroStrategy, Inc., Class A	1,129	741,934
*	Mimecast, Ltd.	2,199	95,481
#*	Mitek Systems, Inc.	3,171	51,402
	MKS Instruments, Inc.	6,866	1,229,769
#*	Model N, Inc.	1,432	56,965
*	MoneyGram International, Inc.	2,200	15,180
#*	MongoDB, Inc.	499	148,433
	Monolithic Power Systems, Inc.	1,617	584,351
	Motorola Solutions, Inc.	6,113	1,151,078
*	Napco Security Technologies, Inc.	990	32,977
	National Instruments Corp.	13,027	539,448
*	NCR Corp.	17,277	790,423
*	NeoPhotonics Corp.	3,479	32,563
	NetApp, Inc.	19,894	1,485,883
*	NETGEAR, Inc.	5,417	201,567
*	Netscout Systems, Inc.	11,956	313,187
*	NetSol Technologies, Inc.	4,411	19,188
	Network-1 Technologies, Inc.	3,500	11,410
*	New Relic, Inc.	959	61,664
*	nLight, Inc.	1,456	42,719
*	Nortech Systems, Inc.	3,549	21,471
	NortonLifeLock, Inc.	39,715	858,241
*	Novanta, Inc.	3,633	478,502
#*	Nuance Communications, Inc.	12,289	653,406
	NVE Corp.	473	36,199
	NVIDIA Corp.	6,681	4,011,139

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Okta, Inc.	828	$223,312
*	ON Semiconductor Corp.	45,847	1,788,033
*	OneSpan, Inc.	4,122	110,511
*	Onto Innovation, Inc.	7,973	546,310
*	Optical Cable Corp.	2,889	9,447
	Oracle Corp.	68,653	5,203,211
*	OSI Systems, Inc.	2,831	273,390
#*	Pagerduty, Inc.	1,317	55,920
*	Palo Alto Networks, Inc.	654	231,117
#*	PAR Technology Corp.	700	57,498
	Paychex, Inc.	24,802	2,417,947
*	Paycom Software, Inc.	3,285	1,262,787
*	Paylocity Holding Corp.	2,281	440,780
*	PayPal Holdings, Inc.	10,382	2,723,095
	PC Connection, Inc.	4,626	209,789
	PC-Tel, Inc.	700	4,676
*	PDF Solutions, Inc.	3,755	66,576
	Pegasystems, Inc.	1,997	253,499
*	Perficient, Inc.	5,213	342,025
	Perspecta, Inc.	22,201	649,823
*	PFSweb, Inc.	1,937	14,140
*	Photronics, Inc.	9,051	114,948
*	Pixelworks, Inc.	10,016	29,547
*	Plexus Corp.	4,564	421,896
	Power Integrations, Inc.	7,290	603,685
	Progress Software Corp.	5,856	255,673
*	Proofpoint, Inc.	1,353	232,865
*	PTC, Inc.	4,399	576,005
*	Pure Storage, Inc., Class A	16,760	338,887
*	Q2 Holdings, Inc.	1,124	116,918
	QAD, Inc., Class A	1,197	84,616
	QAD, Inc., Class B	92	4,271
*	Qorvo, Inc.	6,874	1,293,481
	QUALCOMM, Inc.	41,894	5,814,887
*	Qualys, Inc.	4,010	406,454
*	QuickLogic Corp.	1,300	8,554
*	Rambus, Inc.	17,769	337,256
*	RealNetworks, Inc.	17,006	44,216
	RF Industries, Ltd.	4,019	25,923
*	Ribbon Communications, Inc.	13,426	90,625
	Richardson Electronics, Ltd.	900	6,849
#*	Rimini Street, Inc.	6,715	52,847
#*	RingCentral, Inc., Class A	529	168,725
*	Rogers Corp.	1,882	368,571
#	Sabre Corp.	11,502	172,300
*	Sailpoint Technologies Holdings, Inc.	5,002	244,248
*	salesforce.com, Inc.	9,321	2,146,813
*	Sanmina Corp.	10,807	441,358
	Sapiens International Corp. NV	5,349	173,094
*	ScanSource, Inc.	4,044	122,250
#	Seagate Technology P.L.C.	26,134	2,426,281
*	SecureWorks Corp., Class A	1,655	21,532
*	Semtech Corp.	5,651	382,799
*	ServiceNow, Inc.	712	360,535
#*	SharpSpring, Inc.	1,890	31,185
#*	ShotSpotter, Inc.	600	20,964
*	Sigmatron International, Inc.	1,880	9,607
*	Silicon Laboratories, Inc.	3,417	481,626
	Skyworks Solutions, Inc.	12,725	2,307,424

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SMART Global Holdings, Inc.	3,473	$160,279
*	Smartsheet, Inc., Class A	726	43,052
*	Smith Micro Software, Inc.	2,761	15,517
*	SolarEdge Technologies, Inc.	2,908	766,374
#*	SolarWinds Corp.	9,741	164,233
*	Splunk, Inc.	1,449	183,183
*	SPS Commerce, Inc.	2,414	247,290
*	Square, Inc., Class A	1,700	416,194
	SS&C Technologies Holdings, Inc.	16,269	1,207,485
*	StarTek, Inc.	2,316	18,829
*	Steel Connect, Inc.	5,455	10,692
*	Stratasys, Ltd.	9,417	211,035
#*	SunPower Corp.	1,257	32,292
*	Super Micro Computer, Inc.	7,652	283,277
*	SVMK, Inc.	2,046	36,808
#	Switch, Inc., Class A	7,508	139,424
*	Sykes Enterprises, Inc.	8,051	352,875
#*	Synaptics, Inc.	5,180	724,527
*	Synchronoss Technologies, Inc.	10,100	33,734
	SYNNEX Corp.	8,494	1,029,473
*	Synopsys, Inc.	5,899	1,457,407
	Taitron Components, Inc., Class A	1,898	7,744
	TE Connectivity, Ltd.	14,420	1,939,057
*	Teradata Corp.	11,794	583,449
	Teradyne, Inc.	14,666	1,834,423
*	TESSCO Technologies, Inc.	672	4,859
	Texas Instruments, Inc.	43,468	7,846,409
#*	Trade Desk, Inc. (The), Class A	931	678,988
*	TransAct Technologies, Inc.	400	5,084
*	Trimble, Inc.	12,840	1,052,880
*	Trio-Tech International	100	477
	TTEC Holdings, Inc.	7,261	738,662
*	TTM Technologies, Inc.	14,881	223,215
*	Twilio, Inc., Class A	1,220	448,716
*	Tyler Technologies, Inc.	731	310,573
#	Ubiquiti, Inc.	698	199,160
*	Ultra Clean Holdings, Inc.	5,638	287,933
*	Unisys Corp.	6,481	155,544
	Universal Display Corp.	1,757	393,023
*	Upland Software, Inc.	318	15,760
*	Usio, Inc.	2,900	17,255
*	Veeco Instruments, Inc.	7,044	162,082
#*	Verint Systems, Inc.	6,720	326,390
*	VeriSign, Inc.	4,227	924,741
#*	Verra Mobility Corp.	18,952	254,715
#*	ViaSat, Inc.	7,806	404,273
*	Viavi Solutions, Inc.	23,114	378,145
#	Visa, Inc., Class A	61,541	14,373,516
	Vishay Intertechnology, Inc.	22,767	559,385
*	Vishay Precision Group, Inc.	793	25,281
*	VMware, Inc., Class A	1,858	298,822
*	Vontier Corp.	8,161	255,766
	Wayside Technology Group, Inc.	200	4,900
	Western Digital Corp.	17,059	1,204,877
#	Western Union Co. (The)	37,354	962,239
#*	WEX, Inc.	4,122	845,876
#*	WidePoint Corp.	3,619	32,101
*	Workday, Inc., Class A	696	171,912
	Xerox Holdings Corp.	22,478	542,619

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xilinx, Inc.	10,402	$1,331,040
	Xperi Holding Corp.	13,541	278,268
*	Zebra Technologies Corp., Class A	3,303	1,611,005
#*	Zendesk, Inc.	863	126,127
*	Zix Corp.	5,219	41,152
*	Zoom Video Communications, Inc., Class A	289	92,356
#*	Zscaler, Inc.	254	47,661

TOTAL INFORMATION TECHNOLOGY			422,425,321

MATERIALS — (4.8%)
#*	Advanced Emissions Solutions, Inc.	6,959	32,707
*	AdvanSix, Inc.	5,953	173,113
*	AgroFresh Solutions, Inc.	3,300	6,996
	Albemarle Corp.	8,897	1,496,208
*	Allegheny Technologies, Inc.	18,002	418,726
#	Amcor P.L.C.	74,077	870,405
	American Vanguard Corp.	4,707	93,104
*	Ampco-Pittsburgh Corp.	689	5,216
	AptarGroup, Inc.	8,574	1,293,045
*	Arconic Corp.	8,019	229,343
	Ashland Global Holdings, Inc.	6,569	566,313
	Avery Dennison Corp.	8,318	1,781,466
	Avient Corp.	13,093	664,732
*	Axalta Coating Systems, Ltd.	33,036	1,053,518
	Balchem Corp.	3,382	430,157
	Ball Corp.	22,381	2,095,757
*	Berry Global Group, Inc.	19,756	1,256,877
#	Caledonia Mining Corp., P.L.C.	1,877	26,109
	Celanese Corp.	11,618	1,819,960
*	Century Aluminum Co.	13,837	216,687
	Chase Corp.	1,440	170,554
*	Clearwater Paper Corp.	3,333	111,522
*	Coeur Mining, Inc.	39,493	319,103
	Commercial Metals Co.	21,515	628,668
#	Compass Minerals International, Inc.	5,350	363,372
*	Core Molding Technologies, Inc.	1,483	16,328
	Corteva, Inc.	38,686	1,886,329
	Crown Holdings, Inc.	16,684	1,831,903
	Domtar Corp.	9,965	392,820
	Dow, Inc.	40,551	2,534,437
	DuPont de Nemours, Inc.	8,952	690,289
	Eastman Chemical Co.	16,646	1,920,782
	Ecolab, Inc.	5,851	1,311,326
	Element Solutions, Inc.	43,085	942,700
*	Ferro Corp.	15,399	256,547
»	Ferroglobe Representation & Warranty Insurance Trust	21,032	0
*	Flexible Solutions International, Inc.	3,105	10,402
	FMC Corp.	10,539	1,246,131
*	Forterra, Inc.	6,920	162,343
	Fortitude Gold Corp.	2,144	10,827
	Freeport-McMoRan, Inc.	59,483	2,243,104
	FutureFuel Corp.	5,733	72,809
*	GCP Applied Technologies, Inc.	11,750	301,857
	Glatfelter Corp.	8,364	123,118
#	Gold Resource Corp.	7,506	20,191
	Graphic Packaging Holding Co.	45,360	841,428
	Greif, Inc., Class A	5,069	306,725
	Greif, Inc., Class B	1,804	107,897
	Hawkins, Inc.	3,498	116,658

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Haynes International, Inc.	2,316	$67,720
	HB Fuller Co.	7,835	523,535
	Hecla Mining Co.	75,093	443,800
	Huntsman Corp.	29,873	856,459
*	Ikonics Corp.	1,200	11,796
*	Ingevity Corp.	4,396	343,240
	Innospec, Inc.	3,417	332,850
	International Flavors & Fragrances, Inc.	11,691	1,662,109
	International Paper Co.	26,714	1,549,412
*	Intrepid Potash, Inc.	1,065	34,250
	Kaiser Aluminum Corp.	1,125	135,529
*	Koppers Holdings, Inc.	2,199	73,095
*	Kraton Corp.	5,299	189,492
	Kronos Worldwide, Inc.	11,641	197,897
	Linde P.L.C	13,038	3,726,782
#*	Livent Corp.	23,225	418,514
	Louisiana-Pacific Corp.	15,390	1,013,893
	LyondellBasell Industries NV, Class A.	34,597	3,589,093
	Martin Marietta Materials, Inc.	3,289	1,161,412
	Materion Corp.	3,754	265,821
	Mercer International, Inc.	9,632	158,832
	Minerals Technologies, Inc.	5,497	429,536
	Mosaic Co. (The)	32,182	1,132,163
	Myers Industries, Inc.	5,581	125,907
	Neenah, Inc.	3,401	180,831
	NewMarket Corp.	1,490	516,419
	Newmont Corp.	24,758	1,545,147
#	Nexa Resources SA.	8,788	90,868
	Northern Technologies International Corp.	1,079	16,778
	Nucor Corp.	26,786	2,203,416
*	O-I Glass, Inc.	22,107	364,544
	Packaging Corp. of America	9,969	1,471,923
	PPG Industries, Inc.	19,369	3,316,748
	PQ Group Holdings, Inc.	5,451	76,314
#	Quaker Chemical Corp.	96	23,266
*	Ranpak Holdings Corp.	2,200	42,306
*	Rayonier Advanced Materials, Inc.	2,332	21,198
	Reliance Steel & Aluminum Co.	8,232	1,319,672
*	Resolute Forest Products, Inc.	12,553	169,717
	Royal Gold, Inc.	5,046	564,446
	RPM International, Inc.	11,333	1,074,822
*	Ryerson Holding Corp.	2,729	43,337
	Schnitzer Steel Industries, Inc., Class A	3,400	160,514
#	Scotts Miracle-Gro Co. (The)	5,681	1,313,220
#	Sealed Air Corp.	10,249	506,301
	Sensient Technologies Corp.	6,428	528,639
	Sherwin-Williams Co. (The)	11,694	3,202,636
	Silgan Holdings, Inc.	18,127	764,416
	Sonoco Products Co.	13,576	888,685
	Steel Dynamics, Inc.	32,841	1,780,639
	Stepan Co.	3,841	501,865
*	Summit Materials, Inc., Class A.	19,243	554,006
*	Trecora Resources.	2,437	18,497
	Tredegar Corp.	4,800	70,176
	Trinseo SA	6,272	388,299
*	UFP Technologies, Inc.	1,356	67,881
	United States Lime & Minerals, Inc.	600	82,908
*	US Concrete, Inc.	2,301	145,906
	Valvoline, Inc.	18,327	575,468

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Venator Materials P.L.C.	4,866	$22,530
	Verso Corp., Class A	6,331	97,751
	Vulcan Materials Co.	6,953	1,239,303
	Westlake Chemical Corp.	8,677	814,684
	WestRock Co.	23,844	1,329,303
	Worthington Industries, Inc.	9,015	588,319
	WR Grace & Co.	7,693	528,740

TOTAL MATERIALS			81,126,184

REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	556	3,503
*	BBX Capital, Inc.	2,184	13,759
*	CBRE Group, Inc., Class A	19,449	1,657,055
#	CTO Realty Growth, Inc.	494	26,182
#*	Cushman & Wakefield P.L.C.	13,256	225,352
#*	eXp World Holdings, Inc.	6,718	230,830
*	Five Point Holdings LLC, Class A	3,432	24,642
*	Forestar Group, Inc.	5,762	146,009
*	FRP Holdings, Inc.	1,450	73,602
*	Howard Hughes Corp. (The)	4,563	492,530
	Indus Realty Trust, Inc.	381	23,812
*	Jones Lang LaSalle, Inc.	6,112	1,148,506
	Kennedy-Wilson Holdings, Inc.	20,101	413,076
*	Marcus & Millichap, Inc.	7,113	251,231
	Newmark Group, Inc., Class A	22,861	245,756
*	Rafael Holdings, Inc., Class B	1,879	77,678
	RE/MAX Holdings, Inc., Class A	3,265	119,923
*	Realogy Holdings Corp.	3,100	53,568
#*	Redfin Corp.	670	47,423
	RMR Group, Inc. (The), Class A	2,582	102,196
	St Joe Co. (The)	6,737	308,487
*	Stratus Properties, Inc.	889	31,248
*	Tejon Ranch Co.	3,235	51,178

TOTAL REAL ESTATE			5,767,546

UTILITIES — (0.9%)
	American States Water Co.	4,161	329,510
	American Water Works Co., Inc.	6,942	1,082,883
	Artesian Resources Corp., Class A	900	36,405
#*	Atlantic Power Corp.	16,242	49,213
	Atmos Energy Corp.	4,786	495,782
#	Avangrid, Inc.	2,967	151,020
	Brookfield Renewable Corp., Class A	15,352	636,801
	California Water Service Group	4,692	275,655
	Chesapeake Utilities Corp.	1,966	233,010
	Clearway Energy, Inc., Class A	4,357	115,809
	Clearway Energy, Inc., Class C	7,141	204,875
	Consolidated Edison, Inc.	11,061	856,232
	Consolidated Water Co., Ltd.	959	11,287
	Edison International	13,534	804,596
#	Essential Utilities, Inc.	12,048	567,822
	Eversource Energy	7,386	636,821
	Exelon Corp.	32,038	1,439,788
	Genie Energy, Ltd., Class B	1,601	8,966
	Global Water Resources, Inc.	1,500	25,575
	MDU Resources Group, Inc.	24,902	833,221
	Middlesex Water Co.	1,498	122,866
	New Jersey Resources Corp.	13,760	577,232

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Northwest Natural Holding Co.	2,744	$147,956
ONE Gas, Inc.	3,622	291,462
Ormat Technologies, Inc.	6,540	473,496
#* PG&E Corp.	65,094	736,864
PNM Resources, Inc.	7,457	368,078
* Pure Cycle Corp.	3,694	56,407
RGC Resources, Inc.	150	3,254
Sempra Energy	7,678	1,056,262
SJW Group	2,694	176,592
# South Jersey Industries, Inc.	8,752	216,612
Southwest Gas Holdings, Inc.	4,256	296,728
# Spark Energy, Inc., Class A	1,000	10,580
Spire, Inc.	4,326	325,921
* Sunnova Energy International, Inc.	10,202	360,335
UGI Corp.	10,950	478,625
Unitil Corp.	1,532	88,289
York Water Co. (The)	1,162	60,006

TOTAL UTILITIES		14,642,836

TOTAL COMMON STOCKS		1,638,523,972

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	1,025	27,419

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	1,377	144,034

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note	3,380	107,281

TOTAL PREFERRED STOCKS		278,734

TOTAL INVESTMENT SECURITIES (Cost $810,708,998)		1,638,802,706

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	5,617,239	5,617,239

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	3,922,598	45,384,458

TOTAL INVESTMENTS — (100.0%) (Cost $861,708,330)		$1,689,804,403

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communıication Services	$138,545,569	—	—	$138,545,569
Consumer Discretionary	238,611,859	$1,666	—	238,613,525
Consumer Staples	85,531,910	—	—	85,531,910
Energy	21,438,359	—	—	21,438,359
Financials	269,990,127	698	—	269,990,825
Health Care	119,551,915	82,129	—	119,634,044

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$240,807,853	—	—	$240,807,853
Information Technology	422,425,321	—	—	422,425,321
Materials	81,126,184	—	—	81,126,184
Real Estate	5,767,546	—	—	5,767,546
Utilities	14,642,836	—	—	14,642,836
Preferred Stocks
Communication Services	27,419	—	—	27,419
Consumer Discretionary	144,034	—	—	144,034
Industrials	107,281	—	—	107,281
Temporary Cash Investments	5,617,239	—	—	5,617,239
Securities Lending Collateral	—	$45,384,458	—	45,384,458

TOTAL	$1,644,335,452	$45,468,951	—	$1,689,804,403

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (9.8%)
	Activision Blizzard, Inc.	59,427	$5,419,148
*	Alphabet, Inc., Class A	31,502	74,139,957
*	Alphabet, Inc., Class C	30,867	74,393,174
*	Altice USA, Inc., Class A	72,276	2,624,342
*	AMC Networks, Inc., Class A	7,917	398,067
*	Angi, Inc.	12,857	205,841
	AT&T, Inc.	207,990	6,532,966
	ATN International, Inc.	2,915	132,866
	Audacy Inc.	30,177	146,057
*	Boingo Wireless, Inc.	3,700	51,652
*	Boston Omaha Corp., Class A	8,614	241,364
	Cable One, Inc.	1,536	2,749,440
*	Cargurus, Inc.	17,853	440,612
*	Cars.com, Inc.	17,698	233,791
#*	Charter Communications, Inc., Class A	18,268	12,302,585
*	Cincinnati Bell, Inc.	6,277	96,854
#	Cinemark Holdings, Inc.	12,700	269,240
	Cogent Communications Holdings, Inc.	2,374	179,261
	Comcast Corp., Class A	661,658	37,152,097
*	comScore, Inc.	15,472	57,092
*	Consolidated Communications Holdings, Inc.	4,371	31,471
*	Daily Journal Corp.	490	149,543
#*	Discovery, Inc., Class A	35,709	1,344,801
*	Discovery, Inc., Class C	74,277	2,399,890
*	DISH Network Corp., Class A	63,168	2,829,295
	Electronic Arts, Inc.	36,174	5,139,602
	Entravision Communications Corp., Class A	2,498	9,617
#*	Eventbrite, Inc., Class A	8,300	195,631
	EW Scripps Co. (The), Class A	22,068	477,110
*	Facebook, Inc., Class A	296,279	96,314,377
*	Fluent, Inc.	15,836	58,910
	Fox Corp., Class A	58,287	2,181,099
	Fox Corp., Class B	44,206	1,608,214
	Gray Television, Inc.	31,074	631,424
*	Hemisphere Media Group, Inc.	1,000	12,220
*	IAC/InterActiveCorp	6,302	1,597,368
*	IDT Corp., Class B	3,461	83,099
*	iHeartMedia, Inc., Class A	30,867	590,794
*	IMAX Corp.	9,764	201,334
	Interpublic Group of Cos., Inc. (The)	188,198	5,975,286
*	Iridium Communications, Inc.	9,404	357,258
	John Wiley & Sons, Inc., Class A	13,388	762,313
	John Wiley & Sons, Inc., Class B	200	11,342
*	Liberty Broadband Corp., Class A	3,489	550,111
*	Liberty Broadband Corp., Class C	26,594	4,327,376
#*	Liberty Media Corp.-Liberty Braves, Class C	9,240	255,856
*	Liberty Media Corp.-Liberty Formula One, Class C	1,951	91,580
*	Liberty Media Corp.-Liberty SiriusXM, Class A	20,828	941,217
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	2,035,531
*	Liberty TripAdvisor Holdings, Inc., Class A	11,867	60,047
#*	Live Nation Entertainment, Inc.	24,982	2,045,526
#	Loral Space & Communications, Inc.	3,100	124,403
*	Madison Square Garden Entertainment Corp.	4,284	388,173
*	Marchex, Inc., Class B	1,552	4,501

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Match Group, Inc.	21,277	$3,311,339
*	Meredith Corp.	8,265	257,041
*	MSG Networks, Inc., Class A	6,407	101,679
	National CineMedia, Inc.	18,917	80,776
*	Netflix, Inc.	18,669	9,585,971
	New York Times Co. (The), Class A	37,000	1,680,170
	News Corp., Class A	83,596	2,189,797
	News Corp., Class B	44,107	1,072,241
	Nexstar Media Group, Inc., Class A	15,362	2,264,512
	Omnicom Group, Inc.	72,971	6,002,594
*	ORBCOMM, Inc.	6,700	76,782
*	Pinterest, Inc., Class A	22,609	1,500,559
*	QuinStreet, Inc.	12,200	247,294
*	Roku, Inc.	5,339	1,831,117
	Scholastic Corp.	9,232	280,007
#*	Sciplay Corp., Class A	6,293	111,071
	Shenandoah Telecommunications Co.	5,787	273,494
#	Sirius XM Holdings, Inc.	208,535	1,272,063
#*	Snap, Inc., Class A	64,799	4,005,874
#*	Spotify Technology SA	15,579	3,927,777
*	Take-Two Interactive Software, Inc.	17,202	3,016,887
*	TechTarget, Inc.	6,809	522,250
	TEGNA, Inc.	93,070	1,866,984
*	T-Mobile US, Inc.	58,510	7,730,926
	Townsquare Media, Inc., Class A	1,712	17,634
*	Travelzoo	800	12,608
*	Tribune Publishing Co.	12,777	222,831
*	TripAdvisor, Inc.	22,240	1,048,171
*	TrueCar, Inc.	15,067	69,308
*	Twitter, Inc.	62,372	3,444,182
	Verizon Communications, Inc.	432,221	24,978,052
#	ViacomCBS, Inc., Class A	1,311	59,257
	ViacomCBS, Inc., Class B	69,026	2,831,446
*	Walt Disney Co. (The)	95,857	17,831,319
	World Wrestling Entertainment, Inc., Class A	9,617	529,993
*	Yelp, Inc.	16,822	661,105
*	Zedge, Inc., Class B	148	1,968
*	Zillow Group, Inc., Class A	8,093	1,079,202
#*	Zillow Group, Inc., Class C	22,358	2,909,223
*	Zynga, Inc., Class A	193,391	2,092,491

TOTAL COMMUNICATION SERVICES			462,550,720

CONSUMER DISCRETIONARY — (13.8%)
*	1-800-Flowers.com, Inc., Class A	10,234	327,232
	Aaron’s Co., Inc. (The)	9,065	280,018
	Abercrombie & Fitch Co., Class A	15,852	594,291
	Acushnet Holdings Corp.	19,226	813,452
*	Adient P.L.C.	15,438	715,397
*	Adtalem Global Education, Inc.	43	1,475
	Advance Auto Parts, Inc.	19,899	3,982,984
*	Amazon.com, Inc.	32,891	114,046,911
#	American Eagle Outfitters, Inc.	46,507	1,607,747
*	American Outdoor Brands, Inc.	2,460	63,591
*	America’s Car-Mart, Inc.	3,515	530,167
*	Aptiv P.L.C.	53,640	7,718,260
	Aramark	33,993	1,321,308
*	Asbury Automotive Group, Inc.	6,771	1,344,788
*	At Home Group, Inc.	16,879	533,039
*	Autoliv, Inc.	18,376	1,849,728

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoNation, Inc.	33,178	$3,400,081
*	AutoZone, Inc.	2,858	4,184,455
*	Barnes & Noble Education, Inc.	8,742	69,149
	Bassett Furniture Industries, Inc.	1,000	34,300
*	Beazer Homes USA, Inc.	10,870	242,510
#	Bed Bath & Beyond, Inc.	39,559	1,001,634
	Best Buy Co., Inc.	65,529	7,619,057
	Big Lots, Inc.	14,448	996,045
*	Biglari Holdings, Inc., Class A	4	2,581
*	BJ’s Restaurants, Inc.	4,790	292,142
#*	Bloomin’ Brands, Inc.	11,210	354,236
*	Bluegreen Vacations Holding Corp.	2,580	47,782
*	Booking Holdings, Inc.	4,268	10,525,229
*	Boot Barn Holdings, Inc.	7,189	507,112
	BorgWarner, Inc.	78,662	3,821,400
*	Bowl America, Inc., Class A	348	3,480
*	Bright Horizons Family Solutions, Inc.	208	30,125
	Brinker International, Inc.	5,920	397,410
	Brunswick Corp.	23,474	2,514,770
	Buckle, Inc. (The)	16,457	690,207
*	Burlington Stores, Inc.	3,952	1,289,656
	Caleres, Inc.	13,300	310,023
	Callaway Golf Co.	31,212	903,587
#	Camping World Holdings, Inc., Class A	9,784	425,995
*	Capri Holdings, Ltd.	47,347	2,607,873
*	CarMax, Inc.	38,730	5,160,385
*	Carrols Restaurant Group, Inc.	3,123	18,394
	Carter’s, Inc.	15,495	1,685,701
#*	Carvana Co.	3,275	934,226
	Cato Corp. (The), Class A	5,374	72,012
*	Cavco Industries, Inc.	3,607	755,414
*	Century Communities, Inc.	15,745	1,164,185
	Cheesecake Factory, Inc. (The)	4,899	306,628
#*	Chewy, Inc., Class A	12,822	1,022,170
	Chico’s FAS, Inc.	17,476	52,428
*	Children’s Place, Inc. (The)	3,036	237,871
*	Chuy’s Holdings, Inc.	1,407	68,746
	Citi Trends, Inc.	2,012	210,455
	Columbia Sportswear Co.	22,033	2,401,817
*	Conn’s, Inc.	10,463	211,771
*	Container Store Group, Inc. (The)	9,388	132,277
»	Contra Zagg, Inc.	2,300	207
*	Cooper-Standard Holdings, Inc.	2,500	72,600
	Cracker Barrel Old Country Store, Inc.	3,958	662,846
*	Crocs, Inc.	11,857	1,187,123
	Crown Crafts, Inc.	1,603	12,343
	Culp, Inc.	400	5,660
	Dana, Inc.	25,377	642,038
*	Dave & Buster’s Entertainment, Inc.	3,203	146,249
*	Deckers Outdoor Corp.	8,861	2,996,790
	Del Taco Restaurants, Inc.	3,674	41,884
*	Delta Apparel, Inc.	231	7,856
*	Denny’s Corp.	6,766	128,148
	Designer Brands, Inc., Class A	12,830	227,091
#	Dick’s Sporting Goods, Inc.	17,702	1,461,831
	Dillard’s, Inc., Class A	1,493	147,673
	Dollar General Corp.	40,589	8,716,488
*	Dollar Tree, Inc.	46,625	5,357,212
	Domino’s Pizza, Inc.	1,212	511,876

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Dorman Products, Inc.	5,159	$511,670
	DR Horton, Inc.	128,576	12,637,735
	eBay, Inc.	131,675	7,346,148
*	El Pollo Loco Holdings, Inc.	8,900	150,766
	Escalade, Inc.	1,044	22,989
	Ethan Allen Interiors, Inc.	6,184	177,543
*	Etsy, Inc.	34,653	6,888,670
*	Everi Holdings, Inc.	14,851	262,566
	Expedia Group, Inc.	8,799	1,550,648
*	Fiesta Restaurant Group, Inc.	521	7,680
*	Five Below, Inc.	12,813	2,578,873
	Flexsteel Industries, Inc.	561	24,420
*	Floor & Decor Holdings, Inc., Class A	22,018	2,442,237
	Foot Locker, Inc.	32,042	1,889,837
*	Ford Motor Co.	666,125	7,687,082
*	Fossil Group, Inc.	16,786	216,539
*	Fox Factory Holding Corp.	4,672	715,891
*	frontdoor, Inc.	19,230	1,029,382
	Gap, Inc. (The)	100,754	3,334,957
	Garmin, Ltd.	23,476	3,221,846
	General Motors Co.	172,696	9,881,665
*	Genesco, Inc.	3,409	170,450
	Gentex Corp.	46,710	1,643,258
*	Gentherm, Inc.	4,770	339,624
	Genuine Parts Co.	44,561	5,568,788
*	G-III Apparel Group, Ltd.	12,016	390,400
#*	GoPro, Inc., Class A	24,590	276,146
	Graham Holdings Co., Class B	741	470,987
*	Grand Canyon Education, Inc.	845	91,505
*	Green Brick Partners, Inc.	12,045	310,881
	Group 1 Automotive, Inc.	7,800	1,280,448
*	GrowGeneration Corp.	4,488	195,677
*	GrubHub, Inc.	29,927	2,036,233
	Guess?, Inc.	20,348	550,210
#	H&R Block, Inc.	12,980	288,935
#	Hamilton Beach Brands Holding Co., Class A	2,900	56,550
#	Hanesbrands, Inc.	97,553	2,054,466
	Harley-Davidson, Inc.	48,907	2,365,632
	Hasbro, Inc.	63,622	6,327,208
#	Haverty Furniture Cos., Inc.	9,089	422,366
*	Helen of Troy, Ltd.	2,970	627,294
*	Hibbett Sports, Inc.	6,448	512,294
*	Hilton Grand Vacations, Inc.	11,006	490,427
	Home Depot, Inc. (The)	110,597	35,796,931
	Hooker Furniture Corp.	2,589	97,113
*	Horizon Global Corp.	467	3,764
*	Hyatt Hotels Corp., Class A	3,975	327,262
	Installed Building Products, Inc.	14,804	1,993,359
#	International Game Technology P.L.C.	50,978	877,841
*	iRobot Corp.	7,096	772,045
*	J Alexander’s Holdings, Inc.	327	3,358
	Jack in the Box, Inc.	2,744	331,064
	Johnson Outdoors, Inc., Class A	2,769	392,672
	KB Home	41,601	2,006,416
	Kohl’s Corp.	48,624	2,852,284
#	Kontoor Brands, Inc.	7,647	480,461
*	L Brands, Inc.	72,647	4,787,437
*	Lakeland Industries, Inc.	1,175	33,147
*	Lands’ End, Inc.	11,225	258,624

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Las Vegas Sands Corp.	20,246	$1,240,270
	La-Z-Boy, Inc.	14,341	637,601
	LCI Industries	6,811	997,811
*	Leaf Group, Ltd.	1,900	16,834
	Lear Corp.	19,800	3,640,032
	Leggett & Platt, Inc.	39,058	1,940,011
	Lennar Corp., Class A	62,260	6,450,136
	Lennar Corp., Class B	4,565	367,802
*	LGI Homes, Inc.	11,173	1,852,260
	Lifetime Brands, Inc.	3,039	44,066
*	Lincoln Educational Services Corp.	4,082	26,206
*	Liquidity Services, Inc.	2,301	41,257
#	Lithia Motors, Inc., Class A	10,056	3,865,325
*	LKQ Corp.	88,508	4,134,209
*	Lovesac Co. (The)	3,397	248,898
	Lowe’s Cos., Inc.	80,402	15,778,892
*	Lululemon Athletica, Inc.	25,330	8,492,389
*	Lumber Liquidators Holdings, Inc.	6,809	163,212
*	M/I Homes, Inc.	4,720	329,078
	Macy’s, Inc.	90,147	1,494,637
#*	Magnite, Inc.	29,338	1,174,987
*	Malibu Boats, Inc., Class A	7,866	655,710
	Marine Products Corp.	1,421	24,669
*	MarineMax, Inc.	7,469	424,239
*	MasterCraft Boat Holdings, Inc.	1,741	49,375
#*	Mattel, Inc.	47,120	1,011,195
	McDonald’s Corp.	57,244	13,514,164
	MDC Holdings, Inc.	35,171	2,063,131
»	Media General, Inc.	7,656	718
*	Meritage Homes Corp.	7,013	746,113
	MGM Resorts International	8,144	331,624
*	Modine Manufacturing Co.	7,097	115,539
#	Monro, Inc.	8,577	605,450
#*	Motorcar Parts of America, Inc.	1,259	27,194
	Movado Group, Inc.	6,505	204,062
	Murphy USA, Inc.	10,724	1,494,926
	Nathan’s Famous, Inc.	200	12,686
#*	National Vision Holdings, Inc.	14,984	755,343
#*	Nautilus, Inc.	3,718	62,314
	Newell Brands, Inc.	134,425	3,624,098
	NIKE, Inc., Class B	191,360	25,378,163
*	Noodles & Co.	7,000	84,595
*	NVR, Inc.	1,550	7,778,055
*	ODP Corp. (The)	9,935	401,672
#*	Ollie’s Bargain Outlet Holdings, Inc.	13,577	1,252,750
*	OneSpaWorld Holdings Ltd.	10,155	108,202
*	O’Reilly Automotive, Inc.	10,840	5,993,219
	Oxford Industries, Inc.	3,124	285,003
	Papa John’s International, Inc.	3,147	304,378
	Patrick Industries, Inc.	6,454	578,278
#*	Penn National Gaming, Inc.	6,814	607,264
	Penske Automotive Group, Inc.	26,697	2,341,060
#	PetMed Express, Inc.	3,207	94,366
*	Planet Fitness, Inc., Class A	16,050	1,348,039
*	PlayAGS, Inc.	2,600	23,270
	Polaris, Inc.	18,832	2,637,045
	Pool Corp.	5,846	2,470,052
	PulteGroup, Inc.	153,192	9,056,711
*	Purple Innovation, Inc.	5,050	172,104

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PVH Corp.	23,408	$2,649,317
*	Quotient Technology, Inc.	26,012	425,036
	Qurate Retail, Inc., Class A	187,005	2,225,359
	Ralph Lauren Corp.	15,762	2,100,917
	RCI Hospitality Holdings, Inc.	2,033	148,023
	Rent-A-Center, Inc.	21,048	1,211,312
*	Revolve Group, Inc.	10,625	515,206
#*	RH	4,062	2,794,737
	Rocky Brands, Inc.	508	26,746
	Ross Stores, Inc.	43,148	5,649,799
	Ruth’s Hospitality Group, Inc.	4,263	111,307
*	Sally Beauty Holdings, Inc.	19,256	386,468
*	Scientific Games Corp., Class A	8,548	500,229
*	Select Interior Concepts, Inc., Class A	5,600	42,168
	Service Corp. International	19,455	1,039,675
*	Shake Shack, Inc., Class A	5,040	548,100
	Shoe Carnival, Inc.	2,176	130,451
	Shutterstock, Inc.	10,328	900,395
*	Signet Jewelers, Ltd.	13,956	833,871
*	Skechers U.S.A., Inc., Class A	43,898	2,128,614
*	Skyline Champion Corp.	20,834	925,655
*	Sleep Number Corp.	5,045	564,485
	Sonic Automotive, Inc., Class A	7,475	368,816
*	Sonos, Inc.	25,569	1,023,527
*	Sportsman’s Warehouse Holdings, Inc.	8,400	147,504
*	Stamps.com, Inc.	5,376	1,104,069
	Standard Motor Products, Inc.	4,500	192,735
	Starbucks Corp.	57,891	6,627,941
	Steven Madden, Ltd.	21,062	856,592
*	Stitch Fix, Inc., Class A	9,336	404,436
*	Stoneridge, Inc.	2,300	76,475
	Strategic Education, Inc.	1,474	110,638
	Superior Group of Cos, Inc.	2,597	65,496
	Tapestry, Inc.	84,453	4,041,076
	Target Corp.	80,157	16,613,340
*	Taylor Morrison Home Corp.	56,424	1,760,993
	Tempur Sealy International, Inc.	49,197	1,876,374
*	Terminix Global Holdings, Inc.	33,818	1,720,998
*	Tesla, Inc.	36,978	26,233,672
	Texas Roadhouse, Inc.	9,464	1,012,837
	Thor Industries, Inc.	17,889	2,532,904
*	Tilly’s, Inc., Class A	804	9,696
	TJX Cos., Inc. (The)	174,002	12,354,142
	Toll Brothers, Inc.	56,111	3,518,160
*	TopBuild Corp.	7,056	1,569,113
	Tractor Supply Co.	15,623	2,946,498
	Travel & Leisure Co.	10,369	669,112
*	Tri Pointe Homes, Inc.	73,914	1,760,631
*	Tupperware Brands Corp.	440	10,723
*	Ulta Beauty, Inc.	15,117	4,978,784
*	Under Armour, Inc., Class A	43,304	1,052,720
#*	Under Armour, Inc., Class C	53,975	1,074,642
*	Unifi, Inc.	2,171	58,682
*	Universal Electronics, Inc.	2,355	133,882
*	Universal Technical Institute, Inc.	2,800	15,764
*	Urban Outfitters, Inc.	30,991	1,112,577
	Vail Resorts, Inc.	2,453	797,617
#*	Veoneer, Inc.	6,794	155,583
*	Vera Bradley, Inc.	4,500	49,950

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	VF Corp.	51,392	$4,505,023
*	Visteon Corp.	9,352	1,139,167
*	VOXX International Corp.	7,000	119,350
#*	Wayfair, Inc., Class A	10,428	3,082,204
	Wendy’s Co. (The)	33,307	751,739
	Weyco Group, Inc.	1,334	26,240
	Whirlpool Corp.	21,164	5,004,228
	Williams-Sonoma, Inc.	27,857	4,756,583
	Wingstop, Inc.	3,249	514,674
	Winmark Corp.	415	79,917
	Winnebago Industries, Inc.	11,406	911,910
	Wolverine World Wide, Inc.	20,759	866,065
*	Wynn Resorts, Ltd.	8,926	1,146,098
*	YETI Holdings, Inc.	14,730	1,258,237
	Yum! Brands, Inc.	33,004	3,944,638
*	Zumiez, Inc.	7,034	302,251

TOTAL CONSUMER DISCRETIONARY			647,701,905

CONSUMER STAPLES — (5.2%)
	Alico, Inc.	390	11,688
	Andersons, Inc. (The)	6,289	180,620
	B&G Foods, Inc.	4,822	140,706
#*	Beyond Meat, Inc.	664	87,436
#*	Bioceres Crop Solutions Corp.	1,600	23,488
#*	BJ’s Wholesale Club Holdings, Inc.	30,887	1,379,722
*	Boston Beer Co., Inc. (The), Class A	2,106	2,561,928
	Brown-Forman Corp., Class A	9,188	655,564
	Brown-Forman Corp., Class B	47,710	3,639,319
	Calavo Growers, Inc.	2,429	189,778
#	Campbell Soup Co.	41,225	1,968,494
	Casey’s General Stores, Inc.	12,250	2,721,827
*	Celsius Holdings, Inc.	4,242	243,067
#*	Central Garden & Pet Co.	2,583	139,844
*	Central Garden & Pet Co., Class A	7,418	365,485
*	Chefs’ Warehouse, Inc. (The)	10,442	336,546
	Church & Dwight Co., Inc.	33,119	2,839,623
#	Clorox Co. (The)	15,321	2,796,082
	Coca-Cola Co. (The)	388,662	20,979,975
	Coca-Cola Consolidated, Inc.	2,353	690,017
	Colgate-Palmolive Co.	68,973	5,566,121
	Constellation Brands, Inc., Class A	20,738	4,983,756
	Costco Wholesale Corp.	52,645	19,588,678
*	Coty, Inc., Class A	354,785	3,551,398
*	Darling Ingredients, Inc.	24,005	1,667,147
	Edgewell Personal Care Co.	13,524	516,617
*	elf Beauty, Inc.	12,514	378,548
#	Energizer Holdings, Inc.	19,027	938,031
	Estee Lauder Cos., Inc. (The), Class A	45,576	14,301,749
*	Farmer Bros Co.	4,900	49,980
	Flowers Foods, Inc.	28,322	678,595
#	Fresh Del Monte Produce, Inc.	6,265	176,673
*	Freshpet, Inc.	2,255	416,769
	General Mills, Inc.	120,011	7,303,869
#*	Grocery Outlet Holding Corp.	201	8,118
#*	Hain Celestial Group, Inc. (The)	30,967	1,269,957
*	Herbalife Nutrition, Ltd.	35,997	1,647,583
*	Hostess Brands, Inc.	21,210	324,301
#	Ingles Markets, Inc., Class A	3,819	234,067
	Inter Parfums, Inc.	7,310	538,016

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	J&J Snack Foods Corp.	2,314	$380,908
#	JM Smucker Co. (The)	25,811	3,380,983
	John B. Sanfilippo & Son, Inc.	1,549	136,157
#	Kellogg Co.	54,901	3,426,920
#	Keurig Dr Pepper, Inc.	109,865	3,938,660
	Kraft Heinz Co. (The)	102,254	4,222,068
	Kroger Co. (The)	219,984	8,038,215
	Lamb Weston Holdings, Inc.	15,234	1,226,337
	Lancaster Colony Corp.	3,667	677,332
*	Landec Corp.	1,591	18,010
*	Lifevantage Corp.	2,374	19,301
	McCormick & Co. Inc.	41,290	3,730,964
	McCormick & Co., Inc.	400	36,324
	Medifast, Inc.	3,226	732,592
*	Monster Beverage Corp.	62,540	6,069,507
#	National Beverage Corp.	14,234	691,630
#	Natura & Co. Holding SA, ADR	13,927	248,040
*	Natural Alternatives International, Inc.	1,014	15,210
	Natural Grocers by Vitamin Cottage, Inc.	2,440	38,357
	Natural Health Trends Corp.	187	1,361
	Nature’s Sunshine Products, Inc.	900	18,729
*	NewAge, Inc.	30,795	67,441
	Nu Skin Enterprises, Inc., Class A	16,787	887,361
	Oil-Dri Corp. of America	489	17,081
	PepsiCo, Inc.	101,458	14,626,185
*	Performance Food Group Co.	47,202	2,770,757
*	Post Holdings, Inc.	12,885	1,466,055
	PriceSmart, Inc.	8,339	700,810
	Procter & Gamble Co. (The)	216,347	28,865,017
#*	Rite Aid Corp.	14,205	248,872
*	Seneca Foods Corp., Class A	504	23,214
*	Simply Good Foods Co. (The)	15,534	536,700
	SpartanNash Co.	16,618	321,891
	Spectrum Brands Holdings, Inc.	7,099	625,706
*	Sprouts Farmers Market, Inc.	36,757	941,347
	Sysco Corp.	88,788	7,523,007
#	Tootsie Roll Industries, Inc.	3,095	97,709
*	TreeHouse Foods, Inc.	11,515	548,114
*	United Natural Foods, Inc.	16,619	612,576
	United-Guardian, Inc.	1,797	26,272
*	US Foods Holding Corp.	73,838	3,061,323
*	USANA Health Sciences, Inc.	7,027	632,360
	Village Super Market, Inc., Class A	1,201	29,280
	Walgreens Boots Alliance, Inc.	184,174	9,779,639
	Walmart, Inc.	170,158	23,806,806
#	Weis Markets, Inc.	7,918	410,548
#*	Willamette Valley Vineyards, Inc.	500	6,550

TOTAL CONSUMER STAPLES			241,771,408

ENERGY — (0.9%)
	Adams Resources & Energy, Inc.	101	2,677
#*	Alto Ingredients, Inc.	8,505	47,288
	Archrock, Inc.	47,178	440,643
*	Aspen Aerogels, Inc.	4,063	74,069
	Baker Hughes Co.	136,071	2,732,306
	Cactus, Inc., Class A	16,888	503,431
*	ChampionX Corp.	84,026	1,765,386
*	Clean Energy Fuels Corp.	43,049	473,539
	Core Laboratories NV	3,255	91,726

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	CVR Energy, Inc.	25,256	$537,700
#*	Dawson Geophysical Co.	287	660
	Delek US Holdings, Inc.	24,894	590,735
#	DMC Global, Inc.	6,010	324,540
*	Dril-Quip, Inc.	13,427	411,538
	Equitrans Midstream Corp.	59,677	486,964
*	Exterran Corp.	10,898	35,745
#*	Forum Energy Technologies, Inc.	1,231	22,380
#*	Frank’s International NV	74,808	243,126
*	Geospace Technologies Corp.	400	3,008
*	Helix Energy Solutions Group, Inc.	57,235	245,538
	Helmerich & Payne, Inc.	18,274	468,363
	HollyFrontier Corp.	27,378	958,230
	Liberty Oilfield Services, Inc., Class A	52,614	615,584
	Marathon Petroleum Corp.	41,069	2,285,490
	Nabors Industries, Ltd.	1,666	134,696
*	Natural Gas Services Group, Inc.	200	1,800
*	Newpark Resources, Inc.	10,786	30,632
*	NexTier Oilfield Solutions, Inc.	62,051	222,763
	NOV, Inc.	168,871	2,524,621
*	Oceaneering International, Inc.	40,480	435,160
*	Oil States International, Inc.	26,378	147,981
	Patterson-UTI Energy, Inc.	49,500	334,620
*	PBF Energy, Inc., Class A	30,241	428,817
	Phillips 66	43,263	3,500,409
*	ProPetro Holding Corp.	26,696	257,083
#*	Renewable Energy Group, Inc.	19,039	1,057,045
*	REX American Resources Corp.	2,581	208,364
*	RPC, Inc.	46,691	226,918
	Schlumberger, N.V	476,766	12,896,520
*	Select Energy Services, Inc., Class A	18,763	90,625
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	52,840
*	Technip Energies NV, ADR	25,903	368,082
	TechnipFMC P.L.C.	200,088	1,480,651
#*	Transocean, Ltd.	57,915	186,486
	US Silica Holdings, Inc.	10,175	108,364
	Valero Energy Corp.	68,019	5,030,685
	World Fuel Services Corp.	3,251	100,553

TOTAL ENERGY			43,186,381

FINANCIALS — (15.1%)
	1st Constitution Bancorp	1,118	21,443
	1st Source Corp.	6,784	322,851
	ACNB Corp.	674	18,535
	Affiliated Managers Group, Inc.	19,859	3,200,675
	Aflac, Inc.	160,301	8,612,973
*	Alleghany Corp.	4,130	2,804,146
	Allegiance Bancshares, Inc.	4,927	195,109
	Allstate Corp. (The)	76,765	9,733,802
	Ally Financial, Inc.	112,785	5,802,788
	Altabancorp	1,091	45,549
	A-Mark Precious Metals, Inc.	4,000	149,080
*	Ambac Financial Group, Inc.	4,904	84,104
*	Amerant Bancorp, Inc.	1,200	22,740
*	Amerant Bancorp, Inc., Class B	1,079	17,329
	American Equity Investment Life Holding Co.	38,378	1,188,950
	American Express Co.	92,343	14,160,799
	American Financial Group, Inc.	27,005	3,317,834
	American International Group, Inc.	153,742	7,448,800

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	American National Bankshares, Inc.	1,300	$44,239
	American National Group, Inc.	8,086	916,548
	American River Bankshares	700	13,811
	Ameriprise Financial, Inc.	47,687	12,322,321
	Ameris Bancorp	18,224	985,736
	AMERISAFE, Inc.	7,614	472,677
	AmeriServ Financial, Inc.	3,000	12,600
	Ames National Corp.	512	12,943
#	Aon P.L.C., Class A	38,112	9,582,881
*	Arch Capital Group, Ltd.	128,447	5,100,630
	Ares Management Corp., Class A	16,927	889,006
	Argo Group International Holdings, Ltd.	13,344	696,290
	Arrow Financial Corp.	1,810	63,984
	Arthur J Gallagher & Co.	39,426	5,714,799
	Artisan Partners Asset Management, Inc., Class A	17,508	891,507
*	Assetmark Financial Holdings Inc.	5,144	115,843
	Associated Banc-Corp	45,348	992,668
	Associated Capital Group, Inc., Class A	670	23,939
	Assurant, Inc.	18,171	2,827,408
	Assured Guaranty, Ltd.	34,145	1,736,273
*	Athene Holding, Ltd., Class A	56,900	3,395,223
*	Atlantic Capital Bancshares, Inc.	4,603	123,130
	Atlantic Union Bankshares Corp.	12,755	493,236
*	Atlanticus Holdings Corp.	1,500	46,890
	Auburn National BanCorp, Inc.	400	14,200
	Axis Capital Holdings, Ltd.	37,696	2,103,437
*	Axos Financial, Inc.	20,251	914,333
	Banc of California, Inc.	16,133	288,781
#	BancFirst Corp.	8,327	578,810
*	Bancorp, Inc. (The)	13,671	303,565
	BancorpSouth Bank	30,340	897,761
	Bank of America Corp.	446,505	18,096,848
	Bank of Commerce Holdings	1,070	13,814
#	Bank of Hawaii Corp.	10,975	997,518
	Bank of Marin Bancorp	1,638	58,018
	Bank of New York Mellon Corp. (The)	113,242	5,648,511
	Bank of NT Butterfield & Son, Ltd. (The)	9,036	354,392
#	Bank of Princeton (The)	708	21,134
	Bank of South Carolina Corp.	350	7,000
	Bank OZK	23,400	959,166
	BankFinancial Corp.	1,550	16,151
	BankUnited, Inc.	27,332	1,273,945
	Bankwell Financial Group, Inc.	459	12,398
	Banner Corp.	8,770	498,487
	Bar Harbor Bankshares	1,356	38,863
*	Baycom Corp.	656	11,867
	Berkshire Hills Bancorp, Inc.	12,861	285,386
	BGC Partners, Inc., Class A	107,047	567,349
	BlackRock, Inc.	19,952	16,346,674
	Blackstone Group, Inc. (The), Class A	57,039	5,047,381
*	Blucora, Inc.	3,816	54,931
	BOK Financial Corp.	19,844	1,745,081
	Boston Private Financial Holdings, Inc.	23,986	353,074
*	Bridgewater Bancshares, Inc.	1,630	27,563
*	Brighthouse Financial, Inc.	34,115	1,596,241
	BrightSphere Investment Group, Inc.	23,062	519,126
	Brookline Bancorp, Inc.	19,800	318,780
	Brown & Brown, Inc.	70,566	3,752,700
	Bryn Mawr Bank Corp.	7,030	323,099

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Business First Bancshares, Inc.	925	$21,987
	Byline Bancorp, Inc.	4,166	94,568
	C&F Financial Corp.	202	8,520
	Cadence BanCorp	19,542	434,809
	Cambridge Bancorp	1,038	90,877
	Camden National Corp.	1,950	93,054
*	Cannae Holdings, Inc.	15,701	623,330
	Capital City Bank Group, Inc.	2,327	58,803
	Capital One Financial Corp.	48,510	7,231,871
	Capitol Federal Financial, Inc.	45,411	586,937
	Capstar Financial Holdings, Inc.	2,354	45,173
	Cathay General Bancorp	22,875	925,980
	Cboe Global Markets, Inc.	16,943	1,768,341
	CBTX, Inc.	2,095	65,511
	Central Pacific Financial Corp.	3,622	97,613
	Central Valley Community Bancorp	1,512	29,696
	Century Bancorp, Inc., Class A	255	29,134
	CF Bankshares, Inc.	1,038	20,656
	Charles Schwab Corp. (The)	216,306	15,227,942
#	Chemung Financial Corp.	900	38,250
	Chubb, Ltd.	44,547	7,643,820
	Cincinnati Financial Corp.	33,505	3,775,343
	CIT Group, Inc.	6,080	324,003
	Citigroup, Inc.	166,221	11,841,584
	Citizens & Northern Corp.	1,544	38,137
	Citizens Financial Group, Inc.	72,211	3,341,925
#*	Citizens, Inc.	4,745	27,711
	City Holding Co.	3,964	306,814
	Civista Bancshares, Inc.	2,072	47,925
	CME Group, Inc.	14,925	3,014,701
	CNA Financial Corp.	13,819	648,526
	CNB Financial Corp.	2,020	51,429
	CNO Financial Group, Inc.	7,390	188,667
*	Coastal Financial Corp.	1,753	52,187
	Codorus Valley Bancorp, Inc.	849	15,622
	Cohen & Steers, Inc.	11,580	787,672
#	Colony Bankcorp, Inc.	989	15,419
	Columbia Banking System, Inc.	18,353	798,906
*	Columbia Financial, Inc.	32,218	588,623
	Comerica, Inc.	19,842	1,491,325
#	Commerce Bancshares, Inc.	26,495	2,061,576
	Community Bank System, Inc.	15,227	1,182,072
	Community Bankers Trust Corp.	1,900	15,922
#	Community Financial Corp. (The)	92	3,323
	Community Trust Bancorp, Inc.	5,088	226,721
	Community West Bancshares	1,400	17,318
	ConnectOne Bancorp, Inc.	10,755	291,998
#*	Consumer Portfolio Services, Inc.	2,632	11,449
#	County Bancorp, Inc.	489	11,560
#	Cowen, Inc., Class A	6,629	261,779
	Crawford & Co., Class A	2,485	26,068
	Crawford & Co., Class B	3,005	28,608
#*	Credit Acceptance Corp.	5,243	2,069,884
	Cullen/Frost Bankers, Inc.	17,570	2,109,454
	Curo Group Holdings Corp.	5,521	79,061
*	Customers Bancorp, Inc.	8,720	301,014
	CVB Financial Corp.	32,196	682,877
	Diamond Hill Investment Group, Inc.	1,753	299,763
	Dime Community Bancshares, Inc.	7,775	257,508

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Discover Financial Services	61,666	$7,029,924
	Donegal Group, Inc., Class A	6,092	94,000
*	Donnelley Financial Solutions, Inc.	13,002	397,341
	Eagle Bancorp, Inc.	7,950	424,609
	East West Bancorp, Inc.	37,844	2,881,821
#*	eHealth, Inc.	5,136	363,321
	Employers Holdings, Inc.	10,615	429,695
*	Encore Capital Group, Inc.	7,869	309,566
*	Enova International, Inc.	16,977	581,292
*	Enstar Group, Ltd.	8,056	2,023,506
	Enterprise Bancorp, Inc.	881	30,685
	Enterprise Financial Services Corp.	5,162	253,609
#	Equitable Holdings, Inc.	113,312	3,878,670
*	Equity Bancshares, Inc., Class A	500	14,630
#	Erie Indemnity Co., Class A	14,677	3,141,172
#*	Esquire Financial Holdings, Inc.	910	20,885
	ESSA Bancorp, Inc.	1,868	28,991
	Essent Group, Ltd.	42,378	2,228,235
	Evans Bancorp, Inc.	394	14,562
	Evercore, Inc., Class A	16,706	2,341,012
	Everest Re Group, Ltd.	13,057	3,616,136
*	EZCORP, Inc., Class A	7,270	40,930
	FactSet Research Systems, Inc.	4,544	1,527,784
	Farmers & Merchants Bancorp, Inc.	657	15,440
	Farmers National Banc Corp.	1,526	25,301
	FB Financial Corp.	12,483	523,787
	FBL Financial Group, Inc., Class A	9,708	550,347
	Federal Agricultural Mortgage Corp., Class C	4,638	477,065
	Federated Hermes, Inc.	36,934	1,063,699
	FedNat Holding Co.	566	2,881
#*	FG Financial Group, Inc.	1,900	13,490
	Fidelity National Financial, Inc.	88,022	4,015,564
	Fifth Third Bancorp	43,396	1,759,274
	Financial Institutions, Inc.	3,311	105,720
	First American Financial Corp.	47,603	3,070,393
	First BanCorp.	62,162	781,376
	First BanCorp.	6,777	287,345
	First Bancorp, Inc. (The)	1,624	45,943
	First Bancshares, Inc. (The)	400	15,648
	First Bank	1,208	15,330
	First Busey Corp.	16,705	417,291
	First Business Financial Services, Inc.	1,369	36,224
#	First Capital, Inc.	400	18,032
	First Citizens BancShares, Inc., Class A	2,440	2,116,602
	First Commonwealth Financial Corp.	30,411	440,655
	First Community Bancshares, Inc.	2,068	60,427
#	First Community Corp.	1,506	27,710
	First Financial Bancorp	24,871	609,588
	First Financial Bankshares, Inc.	33,417	1,640,106
	First Financial Corp.	1,687	74,633
	First Financial Northwest, Inc.	1,300	17,693
	First Foundation, Inc.	11,508	273,890
#	First Guaranty Bancshares, Inc.	605	10,509
	First Hawaiian, Inc.	36,343	997,979
	First Horizon Corp.	145,965	2,669,700
	First Internet Bancorp	909	31,224
	First Interstate BancSystem, Inc., Class A	10,169	477,638
	First Merchants Corp.	9,025	417,045
	First Mid Bancshares, Inc.	350	15,239

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Midwest Bancorp, Inc.	27,900	$585,063
	First Northwest Bancorp	817	13,709
	First of Long Island Corp. (The)	2,544	54,162
	First Republic Bank	21,039	3,855,186
	First Savings Financial Group, Inc.	238	16,374
	First United Corp.	402	6,802
	First US Bancshares, Inc.	700	7,203
*	First Western Financial, Inc.	900	23,103
	FirstCash, Inc.	12,458	897,350
	Flagstar Bancorp, Inc.	21,153	984,461
	Flushing Financial Corp.	8,593	199,959
	FNB Corp.	88,933	1,146,346
#	Franklin Financial Services Corp.	387	11,668
	Franklin Resources, Inc.	86,785	2,603,550
	FS Bancorp, Inc.	606	41,420
	Fulton Financial Corp.	48,162	821,162
	GAMCO Investors, Inc., Class A	1,439	28,320
*	Genworth Financial, Inc., Class A	36,151	156,172
#	German American Bancorp, Inc.	7,528	326,188
	Glacier Bancorp, Inc.	27,604	1,627,256
	Glen Burnie Bancorp	300	3,576
#	Global Indemnity Group LLC, Class A	1,893	54,443
	Globe Life, Inc.	29,133	2,985,841
	Goldman Sachs Group, Inc. (The)	36,847	12,839,337
	Great Southern Bancorp, Inc.	4,113	232,014
	Great Western Bancorp, Inc.	10,947	361,798
*	Green Dot Corp., Class A	14,062	643,477
#	Greene County Bancorp, Inc.	3,316	84,260
	Greenhill & Co., Inc.	3,044	46,208
*	Greenlight Capital Re, Ltd., Class A	7,778	71,791
	Guaranty Bancshares, Inc.	581	22,601
	Guaranty Federal Bancshares, Inc.	101	2,434
	Hamilton Lane, Inc., Class A	6,632	599,864
	Hancock Whitney Corp.	14,673	678,480
	Hanmi Financial Corp.	1,858	37,717
	Hanover Insurance Group, Inc. (The)	15,823	2,188,479
	HarborOne Bancrop, Inc.	13,466	192,698
	Hartford Financial Services Group, Inc. (The)	122,190	8,059,652
	Hawthorn Bancshares, Inc.	635	13,678
#	HCI Group, Inc.	3,180	233,476
	Heartland Financial USA, Inc.	5,450	273,972
#	Hennessy Advisors, Inc.	1,267	12,265
	Heritage Commerce Corp.	16,589	200,229
	Heritage Financial Corp.	12,193	342,623
	Heritage Insurance Holdings, Inc.	5,231	47,654
	Hilltop Holdings, Inc.	10,662	375,302
	Hingham Institution For Savings (The)	221	67,215
*	HMN Financial, Inc.	600	12,168
	Home Bancorp, Inc.	196	7,436
	Home BancShares, Inc.	48,259	1,343,048
	HomeStreet, Inc.	7,077	289,025
	HomeTrust Bancshares, Inc.	2,385	65,349
	Hope Bancorp, Inc.	31,977	479,975
	Horace Mann Educators Corp.	14,657	587,746
	Horizon Bancorp, Inc.	11,544	211,717
	Houlihan Lokey, Inc.	13,757	911,676
*	Howard Bancorp, Inc.	900	15,156
	IF Bancorp, Inc.	1,300	28,808
	Independence Holding Co.	2,412	106,128

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp.	5,606	$459,131
	Independent Bank Corp.	6,401	150,808
	Independent Bank Group, Inc.	9,779	738,412
	Interactive Brokers Group, Inc., Class A	12,534	896,432
	Intercontinental Exchange, Inc.	24,428	2,875,420
	International Bancshares Corp.	17,298	819,752
	Invesco, Ltd.	120,175	3,244,725
	Investar Holding Corp.	440	9,728
	Investors Bancorp, Inc.	62,251	911,355
	Investors Title Co.	67	11,821
	James River Group Holdings, Ltd.	11,855	558,489
	Janus Henderson Group P.L.C.	73,993	2,544,619
	JPMorgan Chase & Co.	374,171	57,551,242
	Kearny Financial Corp.	25,720	328,702
	Kemper Corp.	29,011	2,264,599
	KeyCorp	101,323	2,204,788
	Kingstone Cos., Inc.	1,394	11,682
	Kinsale Capital Group, Inc.	5,810	1,010,998
	KKR & Co., Inc.	73,499	4,158,573
	Lake Shore Bancorp, Inc.	663	9,812
	Lakeland Bancorp, Inc.	14,907	270,264
	Lakeland Financial Corp.	6,237	406,840
	Landmark Bancorp, Inc.	478	11,496
	Lazard, Ltd., Class A	38,513	1,732,700
	LCNB Corp.	917	16,616
*	LendingClub Corp.	20,888	321,466
#*	LendingTree, Inc.	2,645	546,166
#	Level One Bancorp, Inc.	511	13,812
*	Limestone Bancorp, Inc.	1,000	15,820
	Lincoln National Corp.	61,327	3,932,901
	Live Oak Bancshares, Inc.	8,244	527,286
	Loews Corp.	5,495	306,346
	LPL Financial Holdings, Inc.	32,126	5,034,144
	Luther Burbank Corp.	1,713	19,083
	M&T Bank Corp.	11,234	1,771,489
	Macatawa Bank Corp.	3,313	31,705
	Mackinac Financial Corp.	4,036	87,581
*	Magyar Bancorp, Inc.	1,100	14,476
*	Maiden Holdings, Ltd.	26,869	99,953
#*	MainStreet Bancshares, Inc.	515	10,918
*	Malvern Bancorp, Inc.	515	9,388
*	Markel Corp.	3,046	3,583,375
	MarketAxess Holdings, Inc.	4,200	2,051,532
	Marlin Business Services Corp.	300	6,765
	Marsh & McLennan Cos., Inc.	44,822	6,082,345
*	MBIA, Inc.	3,063	30,691
	Mercantile Bank Corp.	1,891	61,041
	Merchants Bancorp	7,268	296,462
	Mercury General Corp.	24,574	1,530,223
	Meridian Bancorp, Inc.	16,640	367,910
	Meridian Corp.	1,050	27,720
	Meta Financial Group, Inc.	8,139	400,927
	MetLife, Inc.	124,338	7,911,627
*	Metropolitan Bank Holding Corp.	2,400	150,840
	MGIC Investment Corp.	124,695	1,900,352
#	Mid Penn Bancorp, Inc.	810	21,862
	Middlefield Banc Corp.	954	21,351
	Midland States Bancorp, Inc.	5,648	159,161
	MidWestOne Financial Group, Inc.	1,531	48,318

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	MMA Capital Holdings, Inc.	709	$12,110
	Moelis & Co., Class A	14,707	798,296
	Moody’s Corp.	19,312	6,309,424
	Morgan Stanley	203,317	16,783,818
	Morningstar, Inc.	11,925	3,160,244
*	Mr Cooper Group, Inc.	33,693	1,161,735
	MSCI, Inc.	10,842	5,266,718
	MVB Financial Corp.	945	38,065
	Nasdaq, Inc.	16,062	2,594,655
	National Bank Holdings Corp., Class A	9,216	367,718
#	National Bankshares, Inc.	507	18,196
	National Western Life Group, Inc., Class A	764	175,185
	Navient Corp.	97,570	1,642,103
	NBT Bancorp, Inc.	8,704	329,795
	Nelnet, Inc., Class A	8,771	651,071
	New York Community Bancorp, Inc.	163,549	1,956,046
»	NewStar Financial, Inc.	4,932	501
*	NI Holdings, Inc.	962	18,422
*	Nicholas Financial, Inc.	2,510	26,129
*	Nicolet Bankshares, Inc.	1,669	133,119
*	NMI Holdings, Inc., Class A	27,223	703,442
	Northeast Bank	1,100	30,987
	Northern Trust Corp.	28,610	3,255,818
	Northfield Bancorp, Inc.	16,416	265,611
	Northrim BanCorp, Inc.	383	16,335
	Northwest Bancshares, Inc.	41,883	588,037
#	Norwood Financial Corp.	600	15,294
#	Oak Valley Bancorp	817	14,494
	OceanFirst Financial Corp.	20,316	464,424
*	Ocwen Financial Corp.	3,051	96,137
	OFG Bancorp	14,192	336,208
#	Ohio Valley Banc Corp.	243	5,438
	Old National Bancorp	45,149	853,316
	Old Point Financial Corp.	189	4,162
	Old Republic International Corp.	139,784	3,441,482
	Old Second Bancorp, Inc.	1,641	21,678
	OneMain Holdings, Inc.	49,352	2,806,648
	Oppenheimer Holdings, Inc., Class A	2,918	149,314
	Origin Bancorp, Inc.	2,251	98,436
	Orrstown Financial Services, Inc.	1,386	32,862
*	Pacific Mercantile Bancorp	1,500	13,005
	Pacific Premier Bancorp, Inc.	16,040	706,241
	PacWest Bancorp	34,760	1,508,932
*	Palomar Holdings, Inc.	5,218	367,138
#	Park National Corp.	4,321	540,514
	Parke Bancorp, Inc.	661	13,960
	Pathfinder Bancorp, Inc.	900	13,284
	PCB Bancorp	653	10,317
	PCSB Financial Corp.	610	10,669
	Peapack-Gladstone Financial Corp.	2,215	70,880
	Penns Woods Bancorp, Inc.	853	20,472
	Peoples Bancorp of North Carolina, Inc.	1,287	30,077
	Peoples Bancorp, Inc.	5,591	186,907
	Peoples Financial Services Corp.	500	21,325
	People’s United Financial, Inc.	71,928	1,304,055
	Pinnacle Financial Partners, Inc.	21,604	1,893,375
	Piper Sandler Cos	5,656	656,039
	PJT Partners, Inc., Class A	4,492	330,297
#	Plumas Bancorp	646	17,151

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	PNC Financial Services Group, Inc. (The)	20,167	$3,770,221
#*	Ponce de Leon Federal Bank	877	9,717
	Popular, Inc.	23,502	1,738,208
*	PRA Group, Inc.	16,103	606,761
	Preferred Bank	3,525	231,029
	Premier Financial Bancorp, Inc.	1,616	30,607
	Premier Financial Corp.	12,625	398,824
	Primerica, Inc.	15,974	2,552,166
	Primis Financial Corp.	1,339	19,215
	Principal Financial Group, Inc.	61,526	3,929,666
	ProAssurance Corp.	22,167	554,175
	PROG Holdings, Inc.	18,130	923,542
	Progressive Corp. (The)	92,795	9,348,168
	Prosperity Bancshares, Inc.	26,448	1,940,225
	Protective Insurance Corp., Class A	1,036	23,797
	Protective Insurance Corp., Class B	1,722	39,606
#	Provident Bancorp, Inc.	1,077	17,630
	Provident Financial Holdings, Inc.	990	16,097
	Provident Financial Services, Inc.	22,993	541,945
#	Prudential Bancorp, Inc.	879	12,174
	Prudential Financial, Inc.	77,746	7,802,589
	Pzena Investment Management, Inc., Class A	1,038	10,930
	QCR Holdings, Inc.	5,128	247,272
	Radian Group, Inc.	62,655	1,543,819
	Raymond James Financial, Inc.	32,544	4,256,104
	RBB Bancorp	2,496	52,616
	Regional Management Corp.	1,439	55,732
	Regions Financial Corp.	96,306	2,099,471
	Reinsurance Group of America, Inc.	21,490	2,805,090
	RenaissanceRe Holdings, Ltd.	16,838	2,842,423
	Renasant Corp.	15,064	634,646
	Republic Bancorp, Inc., Class A	2,095	94,128
#	Richmond Mutual Bancorp, Inc.	1,351	18,468
	Riverview Bancorp, Inc.	1,676	11,548
	RLI Corp.	13,293	1,481,638
	S&P Global, Inc.	23,240	9,072,664
	S&T Bancorp, Inc.	11,584	381,693
	Safety Insurance Group, Inc.	5,926	486,110
	Salisbury Bancorp, Inc.	800	37,176
	Sandy Spring Bancorp, Inc.	13,116	594,942
	Santander Consumer USA Holdings, Inc.	77,511	2,630,723
	SB Financial Group, Inc.	1,621	28,951
*	Seacoast Banking Corp. of Florida	12,256	445,506
*	Security National Financial Corp., Class A	949	8,010
	SEI Investments Co.	48,837	3,000,545
#*	Select Bancorp, Inc.	1,607	18,947
	Selective Insurance Group, Inc.	23,288	1,773,148
	ServisFirst Bancshares, Inc.	9,643	609,823
	Severn Bancorp, Inc.	1,832	21,691
	Shore Bancshares, Inc.	1,820	30,649
	Sierra Bancorp	1,779	48,158
	Signature Bank	14,415	3,625,517
	Silvercrest Asset Management Group, Inc., Class A	953	13,256
*	Silvergate Capital Corp., Class A	1,065	114,189
	Simmons First National Corp., Class A	27,764	791,274
*	SiriusPoint, Ltd.	27,906	295,245
	SLM Corp.	137,726	2,707,693
	SmartFinancial, Inc.	900	21,321
	Sound Financial Bancorp, Inc.	200	7,606

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	South State Corp.	18,800	$1,585,216
*	Southern First Bancshares, Inc.	700	36,050
	Southern Missouri Bancorp, Inc.	700	29,323
	Southside Bancshares, Inc.	7,759	311,524
	Spirit of Texas Bancshares, Inc.	722	16,729
	State Auto Financial Corp.	13,521	255,276
	State Street Corp.	46,454	3,899,813
	Sterling Bancorp	56,333	1,415,648
*	Sterling Bancorp, Inc.	2,334	11,553
	Stewart Information Services Corp.	9,052	530,900
	Stifel Financial Corp.	29,988	2,074,870
	Stock Yards Bancorp, Inc.	4,729	241,936
*	StoneX Group, Inc.	4,536	288,127
	Summit Financial Group, Inc.	488	12,712
	Summit State Bank	839	13,743
*	SVB Financial Group	12,161	6,954,025
	Synchrony Financial	115,279	5,042,303
	Synovus Financial Corp.	40,986	1,920,604
	T Rowe Price Group, Inc.	43,107	7,724,774
	TCF Financial Corp.	26,474	1,205,096
	Territorial Bancorp, Inc.	1,317	33,123
*	Texas Capital Bancshares, Inc.	14,524	996,782
	TFS Financial Corp.	39,943	781,285
	Timberland Bancorp, Inc.	618	17,391
	Tiptree, Inc.	3,518	35,215
	Tompkins Financial Corp.	3,386	264,616
	Towne Bank	10,259	317,824
	Travelers Cos., Inc. (The)	85,116	13,164,041
	TriCo Bancshares	6,793	314,380
*	TriState Capital Holdings, Inc.	7,877	188,024
*	Triumph Bancorp, Inc.	5,877	520,879
	Truist Financial Corp.	83,560	4,955,944
	TrustCo Bank Corp. NY	33,625	245,967
	Trustmark Corp.	15,984	518,041
	U.S. Bancorp	40,574	2,408,067
	UMB Financial Corp.	13,494	1,309,323
	Umpqua Holdings Corp.	61,753	1,151,076
#	United Bancorp, Inc.	1,200	18,000
	United Bancshares, Inc.	300	8,832
	United Bankshares, Inc.	35,979	1,412,895
	United Community Banks, Inc.	22,521	736,887
	United Fire Group, Inc.	9,223	279,088
	United Insurance Holdings Corp.	3,600	20,124
	United Security Bancshares	3,542	29,328
	Unity Bancorp, Inc.	600	13,230
	Universal Insurance Holdings, Inc.	7,756	108,196
	Univest Financial Corp.	5,773	161,240
	Unum Group	68,715	1,941,886
	Valley National Bancorp	113,408	1,561,628
	Value Line, Inc.	245	7,482
	Veritex Holdings, Inc.	12,978	438,397
#	Victory Capital Holdings, Inc., Class A	5,288	146,742
	Virtu Financial, Inc., Class A	41,892	1,241,260
	Virtus Investment Partners, Inc.	2,433	665,328
#	Voya Financial, Inc.	40,806	2,767,463
	Waddell & Reed Financial, Inc., Class A	16,366	408,823
	Walker & Dunlop, Inc.	15,579	1,726,932
	Washington Federal, Inc.	23,065	750,766
	Washington Trust Bancorp, Inc.	3,755	191,693

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Waterstone Financial, Inc.	8,901	$175,350
	Webster Financial Corp.	26,179	1,385,131
	Wells Fargo & Co.	160,426	7,227,191
	WesBanco, Inc.	8,597	311,985
	West BanCorp, Inc.	2,622	68,854
	Westamerica BanCorp	6,707	425,224
	Western Alliance Bancorp	27,292	2,867,570
	Western New England Bancorp, Inc.	2,300	18,630
	White Mountains Insurance Group, Ltd.	1,113	1,297,124
	Willis Towers Watson P.L.C.	24,666	6,385,041
	Wintrust Financial Corp.	18,373	1,416,558
	WisdomTree Investments, Inc.	33,553	227,657
*	World Acceptance Corp.	2,207	288,543
	WR Berkley Corp.	59,279	4,725,722
	WSFS Financial Corp.	11,738	599,694
	WVS Financial Corp.	100	1,605
	Zions Bancorp NA	34,032	1,898,986

TOTAL FINANCIALS			709,154,273

HEALTH CARE — (13.7%)
*	10X Genomics Inc., Class A	3,860	763,508
	Abbott Laboratories	96,878	11,633,110
	AbbVie, Inc.	257,755	28,739,682
*	ABIOMED, Inc.	8,278	2,655,003
*	ACADIA Pharmaceuticals, Inc.	6,913	142,131
*	Acceleron Pharma, Inc.	5,359	669,714
#*	Accuray, Inc.	6,585	30,950
»	Achillion Pharmaceuticals, Inc.	15,963	22,827
*	Adaptive Biotechnologies Corp.	18,991	790,026
*	Adverum Biotechnologies, Inc.	12,221	47,662
*	Aeglea BioTherapeutics, Inc.	2,100	16,338
	Agilent Technologies, Inc.	33,698	4,503,401
#*	Agios Pharmaceuticals, Inc.	1,305	72,819
#*	Akebia Therapeutics, Inc.	32,390	103,324
#*	Albireo Pharma, Inc.	3,349	107,503
*	Alexion Pharmaceuticals, Inc.	30,655	5,170,885
*	Align Technology, Inc.	8,882	5,289,497
#*	Allakos, Inc.	4,985	543,963
*	Allscripts Healthcare Solutions, Inc.	61,122	951,058
#*	Alnylam Pharmaceuticals, Inc.	12,863	1,809,052
*	Amedisys, Inc.	6,299	1,699,785
	AmerisourceBergen Corp.	57,743	6,975,354
	Amgen, Inc.	82,761	19,832,846
*	Amicus Therapeutics, Inc.	2,900	28,536
*	AMN Healthcare Services, Inc.	15,534	1,231,846
*	Amneal Pharmaceuticals, Inc.	17,435	96,067
*	Amphastar Pharmaceuticals, Inc.	8,433	146,734
*	AnaptysBio, Inc.	6,000	140,100
*	AngioDynamics, Inc.	11,277	274,031
*	ANI Pharmaceuticals, Inc.	589	19,602
*	Anika Therapeutics, Inc.	4,935	198,288
#*	Antares Pharma, Inc.	36,391	137,922
	Anthem, Inc.	60,795	23,065,015
*	Ardelyx, Inc.	11,447	83,678
*	Arena Pharmaceuticals, Inc.	5,558	381,446
*	Arrowhead Pharmaceuticals, Inc.	11,562	841,251
*	Arvinas Inc.	4,106	283,068
#*	Assembly Biosciences, Inc.	3,400	14,552
*	Atara Biotherapeutics, Inc.	16,529	232,398

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Athenex, Inc.	4,585	$18,386
*	AtriCure, Inc.	7,571	583,497
	Atrion Corp.	364	232,450
*	Avanos Medical, Inc.	15,266	659,644
*	Avantor, Inc.	134,162	4,298,550
#*	Avrobio, Inc.	4,993	58,318
#*	Axcella Health, Inc.	1,735	7,183
*	AxoGen, Inc.	6,135	114,847
*	Axonics, Inc.	3,248	204,397
	Becton Dickinson and Co.	20,660	5,140,415
*	BioDelivery Sciences International, Inc.	3,149	10,896
*	Biogen, Inc.	35,208	9,412,155
*	BioMarin Pharmaceutical, Inc.	15,243	1,187,735
*	Bio-Rad Laboratories, Inc., Class A	2,438	1,536,257
	Bio-Techne Corp.	6,795	2,904,795
#*	Bluebird Bio, Inc.	9,783	293,490
*	Boston Scientific Corp.	95,945	4,183,202
	Bristol-Myers Squibb Co.	266,946	16,662,769
	Bruker Corp.	40,101	2,747,721
#*	Calithera Biosciences, Inc.	5,200	11,284
*	Cantel Medical Corp.	8,319	731,323
	Cardinal Health, Inc.	108,864	6,568,854
*	Cardiovascular Systems, Inc.	6,506	262,322
*	Catalent, Inc.	16,040	1,804,019
*	Catalyst Biosciences, Inc.	4,779	24,086
#*	Catalyst Pharmaceuticals, Inc.	22,500	103,050
*	Celldex Therapeutics, Inc.	1,618	49,074
*	Centene Corp.	84,926	5,243,331
	Cerner Corp.	63,569	4,770,853
*	Change Healthcare, Inc.	39,030	895,739
*	Charles River Laboratories International, Inc.	8,160	2,712,792
	Chemed Corp.	2,171	1,034,720
*	ChemoCentryx, Inc.	1,925	93,035
#*	Chiasma, Inc.	4,800	14,304
*	Chimerix, Inc.	5,901	51,398
#*	Cidara Therapeutics, Inc.	364	808
	Cigna Corp.	68,560	17,072,126
*	Codexis, Inc.	10,600	245,708
*	Collegium Pharmaceutical, Inc.	5,728	127,734
	Computer Programs and Systems, Inc.	5,689	170,784
	CONMED Corp.	6,620	933,089
	Cooper Cos., Inc. (The)	6,571	2,699,958
*	Corcept Therapeutics, Inc.	5,106	116,366
*	CorVel Corp.	8,512	995,989
*	Covetrus, Inc.	33,354	955,592
#*	CRISPR Therapeutics AG	8,262	1,084,553
*	Cross Country Healthcare, Inc.	9,956	132,614
*	CryoLife, Inc.	11,098	323,840
*	Cumberland Pharmaceuticals, Inc.	1,705	4,552
	CVS Health Corp.	249,508	19,062,411
#*	Cymabay Therapeutics, Inc.	8,753	37,900
*	CytomX Therapeutics, Inc.	3,708	34,707
	Danaher Corp.	37,526	9,529,352
*	DaVita, Inc.	30,314	3,532,490
*	Deciphera Pharmaceuticals, Inc.	2,304	106,836
*	Denali Therapeutics, Inc.	10,695	646,406
	Dentsply Sirona, Inc.	31,755	2,143,780
*	DexCom, Inc.	4,930	1,903,473
*	Eagle Pharmaceuticals, Inc.	2,161	88,234

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Editas Medicine Inc.	11,525	$426,540
*	Edwards Lifesciences Corp.	41,633	3,976,784
#*	Eiger BioPharmaceuticals, Inc.	3,191	27,092
*	Elanco Animal Health, Inc.	88,665	2,811,567
»	Elanco Animal Health, Inc.	2,068	0
*	Electromed, Inc.	2,300	22,471
	Eli Lilly and Co.	55,799	10,198,383
*	Emergent BioSolutions, Inc.	12,985	791,825
*	Enanta Pharmaceuticals, Inc.	5,294	268,618
*	Endo International P.L.C.	19,244	110,268
*	Envista Holdings Corp.	47,248	2,044,893
*	Enzo Biochem, Inc.	1,646	5,053
#*	Epizyme, Inc.	6,900	53,889
*	Evolent Health, Inc., Class A	28,787	623,526
*	Exact Sciences Corp.	3,483	459,129
*	Exelixis, Inc.	36,889	908,207
#*	Fate Therapeutics, Inc.	7,151	624,926
#*	FibroGen, Inc.	7,001	156,262
#*	Fluidigm Corp.	13,456	67,415
*	FONAR Corp.	776	13,308
*	Frequency Therapeutics, Inc.	1,936	22,477
#*	Fulcrum Therapeutics, Inc.	1,700	19,125
#*	G1 Therapeutics, Inc.	6,400	134,848
	Gilead Sciences, Inc.	189,592	12,033,404
#*	Global Blood Therapeutics, Inc.	4,426	180,492
*	Globus Medical, Inc., Class A	15,569	1,117,387
#*	Great Elm Group, Inc.	393	1,045
*	Guardant Health, Inc.	5,977	950,223
*	Haemonetics Corp.	11,817	794,811
#*	Halozyme Therapeutics, Inc.	11,582	578,521
*	Hanger, Inc.	9,076	226,265
*	Harvard Bioscience, Inc.	3,317	22,987
#*	Health Catalyst, Inc.	4,863	281,568
*	HealthEquity, Inc.	19,635	1,491,671
*	HealthStream, Inc.	11,750	283,880
*	Henry Schein, Inc.	34,549	2,504,803
#*	Heron Therapeutics, Inc.	7,284	127,324
*	Heska Corp.	1,107	202,194
	Hill-Rom Holdings, Inc.	17,285	1,905,153
*	Hologic, Inc.	76,216	4,995,959
*	Horizon Therapeutics P.L.C.	16,100	1,523,382
	Humana, Inc.	17,387	7,741,388
*	ICU Medical, Inc.	4,229	880,774
*	IDEXX Laboratories, Inc.	4,139	2,272,270
*	Illumina, Inc.	8,219	3,228,752
*	Incyte Corp.	1,684	143,780
*	InfuSystem Holdings, Inc.	2,116	47,864
*	Innoviva, Inc.	14,687	168,166
*	Inogen, Inc.	5,353	350,033
*	Inovalon Holdings, Inc., Class A	17,522	529,340
#*	Insulet Corp.	4,751	1,402,590
*	Integer Holdings Corp.	10,224	959,829
*	Integra LifeSciences Holdings Corp.	18,336	1,358,331
*	Intellia Therapeutics, Inc.	11,057	848,846
#*	Intra-Cellular Therapies, Inc.	6,071	209,025
*	Intuitive Surgical, Inc.	6,439	5,569,735
#	Invacare Corp.	9,436	85,207
#*	Ionis Pharmaceuticals, Inc.	27,047	1,158,153
*	Iovance Biotherapeutics, Inc.	20,367	640,338

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	IQVIA Holdings, Inc.	39,724	$9,322,826
*	iRadimed Corp.	1,652	45,744
*	iRhythm Technologies Inc.	2,717	211,546
#*	Ironwood Pharmaceuticals, Inc.	25,681	283,518
*	Jazz Pharmaceuticals P.L.C.	3,382	556,001
	Johnson & Johnson	283,375	46,113,614
*	Joint Corp. (The)	1,721	95,481
*	Jounce Therapeutics, Inc.	14,324	135,075
#*	Kala Pharmaceuticals, Inc.	3,757	29,042
*	Karuna Therapeutics, Inc.	3,072	341,023
#*	Karyopharm Therapeutics, Inc.	3,622	33,829
*	Kiniksa Pharmaceuticals, Ltd., Class A	3,240	53,330
#*	Krystal Biotech, Inc.	4,185	332,456
*	Kura Oncology, Inc.	10,428	280,826
*	Laboratory Corp. of America Holdings	11,029	2,932,280
#*	Lannett Co., Inc.	400	1,748
*	Lantheus Holdings, Inc.	19,041	451,272
	LeMaitre Vascular, Inc.	5,455	286,224
*	LENSAR, Inc.	1,319	9,114
*	LHC Group, Inc.	6,641	1,383,121
*	Ligand Pharmaceuticals, Inc.	1,699	247,867
*	LivaNova P.L.C.	13,536	1,148,800
	Luminex Corp.	11,663	427,915
*	MacroGenics, Inc.	2,879	93,164
*	Madrigal Pharmaceuticals, Inc.	2,322	316,024
*	Magellan Health, Inc.	10,591	997,672
*	Masimo Corp.	9,791	2,278,072
	McKesson Corp.	47,010	8,817,196
*»	MedCath Corp.	117	0
*	MEDNAX, Inc.	21,892	576,197
*	Medpace Holdings, Inc.	7,671	1,301,615
	Medtronic P.L.C.	91,549	11,985,595
	Merck & Co., Inc.	210,029	15,647,160
*	Meridian Bioscience, Inc.	9,117	178,511
*	Merit Medical Systems, Inc.	12,278	780,881
*	Merrimack Pharmaceuticals, Inc.	2,200	15,510
*	Mersana Therapeutics, Inc.	5,538	88,220
#	Mesa Laboratories, Inc.	573	142,476
*	Mettler-Toledo International, Inc.	3,222	4,231,517
*	Mirati Therapeutics, Inc.	5,514	916,537
*	Moderna, Inc.	21,661	3,873,420
*	ModivCare, Inc.	2,046	286,604
#*	Molecular Templates, Inc.	3,072	28,754
*	Molina Healthcare, Inc.	25,689	6,553,264
*	Mustang Bio, Inc.	28,710	92,733
*	Myriad Genetics, Inc.	10,099	305,192
*	Natera, Inc.	8,947	984,349
	National Research Corp.	3,799	194,889
*	Natus Medical, Inc.	6,050	154,578
#*	Nektar Therapeutics	21,192	415,575
*	Neogen Corp.	4,693	450,575
#*	NeoGenomics, Inc.	17,107	838,072
*	Neurocrine Biosciences, Inc.	1,437	135,782
*	Nevro Corp.	3,326	574,766
*	NextCure, Inc.	2,418	21,206
*	NextGen Healthcare, Inc.	17,664	323,428
*	NGM Biopharmaceuticals, Inc.	1,957	53,818
#*	Novavax, Inc.	8,052	1,907,760
*	Novocure, Ltd.	7,457	1,521,974

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	NuVasive, Inc.	10,233	$731,148
*	Omnicell, Inc.	9,633	1,396,978
#*	OPKO Health, Inc.	171,993	705,171
#*	OptimizeRx Corp.	2,100	105,966
*	Option Care Health, Inc.	16,684	318,331
*	OraSure Technologies, Inc.	11,284	103,249
	Owens & Minor, Inc.	19,414	700,651
*	Pacific Biosciences of California, Inc.	14,721	439,422
*	Pacira BioSciences, Inc.	4,660	294,419
#*»	PDL BioPharma, Inc.	17,391	42,956
*	Pennant Group, Inc. (The)	2,661	107,558
#*	Penumbra, Inc.	3,786	1,158,478
	PerkinElmer, Inc.	31,544	4,089,049
	Perrigo Co. P.L.C.	29,024	1,208,269
*	Personalis, Inc.	4,187	103,168
	Pfizer, Inc.	314,539	12,156,932
*	PRA Health Sciences, Inc.	19,117	3,190,436
	Premier, Inc., Class A	41,074	1,451,966
*	Prestige Consumer Healthcare, Inc.	5,817	253,389
#*	Pro-Dex, Inc.	1,452	41,411
*	Protagonist Therapeutics, Inc.	4,126	119,406
*	Prothena Corp. P.L.C.	11,664	309,563
*	Psychemedics Corp.	600	3,990
*	Quanterix Corp.	2,666	162,999
#	Quest Diagnostics, Inc.	20,145	2,656,723
#*	Quidel Corp.	3,142	329,250
*	R1 RCM, Inc.	38,837	1,059,473
*	RadNet, Inc.	10,158	226,930
*	Regeneron Pharmaceuticals, Inc.	7,672	3,692,534
*	REGENXBIO, Inc.	6,903	239,465
*	Repligen Corp.	7,789	1,649,009
	ResMed, Inc.	27,793	5,224,250
*	Rhythm Pharmaceuticals, Inc.	8,744	188,521
#*	Rigel Pharmaceuticals, Inc.	10,783	40,113
#*	Rocket Pharmaceuticals, Inc.	7,702	353,060
*	Sage Therapeutics, Inc.	16,128	1,270,241
#*	Sangamo Therapeutics, Inc.	24,190	284,958
#*	Sarepta Therapeutics, Inc.	809	57,310
*	Seagen, Inc.	9,210	1,324,030
*	SeaSpine Holdings Corp.	289	6,014
*	Shockwave Medical, Inc.	3,170	518,168
*	SI-BONE, Inc.	3,000	106,500
#*	Sierra Oncology, Inc.	2,502	45,636
*	SIGA Technologies, Inc.	2,512	18,011
#	Simulations Plus, Inc.	2,272	143,454
#*	Spectrum Pharmaceuticals, Inc.	36,562	113,708
#*	Spero Therapeutics, Inc.	1,266	17,420
	STERIS P.L.C.	4,871	1,027,878
#*	Stoke Therapeutics, Inc.	3,338	107,817
	Stryker Corp.	31,892	8,375,796
*	Supernus Pharmaceuticals, Inc.	2,044	62,240
#*	Surface Oncology, Inc.	5,738	41,945
#*	Surgalign Holdings, Inc.	7,852	14,212
*	Surmodics, Inc.	1,314	70,286
*	Syndax Pharmaceuticals, Inc.	5,336	85,056
*	Syneos Health, Inc.	29,267	2,483,305
#*	Tabula Rasa HealthCare, Inc.	2,922	138,970
*	Tactile Systems Technology, Inc.	2,040	116,892
*	Tandem Diabetes Care, Inc.	2,348	215,781

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Taro Pharmaceutical Industries, Ltd.	3,972	$294,007
*	TCR2 Therapeutics, Inc.	4,873	110,666
#*	Teladoc Health, Inc.	13,626	2,348,441
	Teleflex, Inc.	5,007	2,115,357
	Thermo Fisher Scientific, Inc.	30,495	14,339,664
*	Tivity Health, Inc.	6,062	146,579
*	Travere Therapeutics, Inc.	3,350	82,812
*	Triple-S Management Corp., Class B	7,807	185,104
*	Turning Point Therapeutics, Inc.	2,855	217,637
*	Ultragenyx Pharmaceutical, Inc.	7,815	872,467
*	United Therapeutics Corp.	4,314	869,530
	UnitedHealth Group, Inc.	167,377	66,749,948
#	US Physical Therapy, Inc.	2,113	237,607
	Utah Medical Products, Inc.	407	35,515
*	Vanda Pharmaceuticals, Inc.	2,458	40,803
*	Veeva Systems, Inc., Class A	8,403	2,373,427
*	Veracyte, Inc.	7,308	363,573
#*	Vericel Corp.	4,909	306,420
*	Vertex Pharmaceuticals, Inc.	16,258	3,547,496
*	Viatris, Inc.	39,027	519,059
*	ViewRay, Inc.	19,535	93,963
*	Vocera Communications, Inc.	6,299	227,835
*	Waters Corp.	12,707	3,810,448
*	Xencor, Inc.	13,151	559,707
*	Xenon Pharmaceuticals, Inc.	1,372	25,135
	Zimmer Biomet Holdings, Inc.	25,949	4,597,125
	Zoetis, Inc.	50,649	8,763,796
#*	Zogenix, Inc.	6,333	119,630

TOTAL HEALTH CARE			644,162,611

INDUSTRIALS — (13.0%)
	3M Co.	49,285	9,716,045
#	AAON, Inc.	13,095	856,488
	AAR Corp.	6,170	248,281
	ABM Industries, Inc.	34,592	1,778,375
*	Acacia Research Corp.	2,434	14,799
	ACCO Brands Corp.	29,508	253,179
	Acme United Corp.	500	22,350
	Acuity Brands, Inc.	10,003	1,855,757
#	ADT, Inc.	122,842	1,130,146
	Advanced Drainage Systems, Inc.	10,529	1,175,668
*	AECOM	57,654	3,829,955
*	Aegion Corp.	12,394	373,059
#	Aerojet Rocketdyne Holdings, Inc.	21,792	1,018,122
*	AeroVironment, Inc.	5,825	642,905
	AGCO Corp.	26,517	3,869,361
	Air Lease Corp.	40,764	1,904,086
	Alamo Group, Inc.	3,597	565,628
	Albany International Corp., Class A	9,939	886,956
	Allegion P.L.C.	13,178	1,770,860
	Allied Motion Technologies, Inc.	1,800	93,690
	Allison Transmission Holdings, Inc.	32,924	1,365,358
	Altra Industrial Motion Corp.	15,647	923,329
	AMERCO	7,763	4,631,639
*	Ameresco, Inc., Class A	6,493	342,765
*	American Superconductor Corp.	5,013	82,564
*	American Woodmark Corp.	3,600	358,056
	AMETEK, Inc.	29,032	3,917,288
	AO Smith Corp.	30,662	2,077,351

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	API Group Corp.	58,605	$1,245,942
	Apogee Enterprises, Inc.	5,500	193,215
	Applied Industrial Technologies, Inc.	12,975	1,241,189
	ArcBest Corp.	5,840	424,918
	Arcosa, Inc.	9,435	568,836
	Argan, Inc.	6,356	318,753
*	Armstrong Flooring, Inc.	391	2,029
	Armstrong World Industries, Inc.	5,964	618,169
*	ASGN, Inc.	21,121	2,221,507
	Astec Industries, Inc.	7,209	540,747
*	Astronics Corp.	12,713	221,333
*	Astronics Corp., Class B	988	17,117
*	Atkore, Inc.	8,777	687,064
	AZZ, Inc.	8,565	450,862
	Barnes Group, Inc.	13,327	665,284
	Barrett Business Services, Inc.	2,644	193,885
*	Beacon Roofing Supply, Inc.	25,110	1,414,446
#	BGSF, Inc.	2,055	28,791
*	Blue Bird Corp.	5,216	140,519
*	BlueLinx Holdings, Inc.	2,666	134,553
	Boise Cascade Co.	19,523	1,302,575
	Booz Allen Hamilton Holding Corp.	40,661	3,372,830
	Brady Corp., Class A	5,547	302,700
*	BrightView Holdings, Inc.	19,469	349,079
	Brink’s Co. (The)	12,434	993,725
*	Builders FirstSource, Inc.	67,416	3,281,137
	BWX Technologies, Inc.	21,818	1,460,061
*	CACI International, Inc., Class A	9,341	2,380,647
	CAI International, Inc.	7,027	298,999
	Carlisle Cos., Inc.	7,448	1,427,409
	Carrier Global Corp.	214,541	9,349,697
	Caterpillar, Inc.	71,630	16,339,519
*	CBIZ, Inc.	15,062	505,933
*	CECO Environmental Corp.	2,011	14,680
	CH Robinson Worldwide, Inc.	32,090	3,115,297
*	Chart Industries, Inc.	10,560	1,696,253
#*	Cimpress P.L.C.	6,614	630,050
	Cintas Corp.	18,777	6,480,694
*	CIRCOR International, Inc.	5,527	189,963
*	Civeo Corp.	1,011	16,702
*	Colfax Corp.	33,217	1,501,076
	Columbus McKinnon Corp.	6,681	330,776
	Comfort Systems USA, Inc.	14,478	1,192,408
*	Commercial Vehicle Group, Inc.	3,200	35,168
*	Construction Partners, Inc., Class A	8,566	271,799
*	Copart, Inc.	40,379	5,027,589
	CoreLogic, Inc.	33,261	2,650,902
*	Cornerstone Building Brands, Inc.	26,877	377,891
*	CoStar Group, Inc.	6,052	5,171,010
*	Covenant Logistics Group, Inc.	3,969	85,373
*	CPI Aerostructures, Inc.	1,133	4,883
	CRA International, Inc.	2,412	193,587
	Crane Co.	14,105	1,326,716
	CSW Industrials, Inc.	2,666	361,003
	CSX Corp.	30,595	3,082,446
	Cubic Corp.	10,446	781,779
	Cummins, Inc.	29,775	7,504,491
	Curtiss-Wright Corp.	11,570	1,479,803
	Deere & Co.	37,719	13,988,091

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Deluxe Corp.	7,783	$342,608
*	DLH Holdings Corp.	1,775	18,087
	Donaldson Co., Inc.	40,376	2,538,843
	Douglas Dynamics, Inc.	7,828	350,146
	Dover Corp.	28,880	4,308,607
*	Ducommun, Inc.	3,219	189,696
*	DXP Enterprises, Inc.	5,236	153,258
*	Dycom Industries, Inc.	10,127	950,014
	Eastern Co. (The)	406	11,478
	Eaton Corp. P.L.C.	48,798	6,974,698
*	Echo Global Logistics, Inc.	5,738	187,633
	EMCOR Group, Inc.	21,238	2,544,312
	Emerson Electric Co.	78,170	7,073,603
	Encore Wire Corp.	6,362	475,114
*	Energy Recovery, Inc.	12,528	265,594
	Enerpac Tool Group Corp.	19,790	526,414
	EnerSys	12,751	1,167,737
	Ennis, Inc.	7,441	154,252
	EnPro Industries, Inc.	5,521	472,874
	Equifax, Inc.	27,307	6,259,584
	ESCO Technologies, Inc.	9,161	996,350
*	Evoqua Water Technologies Corp.	33,587	959,916
#*	ExOne Co. (The)	1,400	32,550
	Expeditors International of Washington, Inc.	66,863	7,345,569
	Exponent, Inc.	11,722	1,129,180
	Fastenal Co.	120,564	6,303,086
	Federal Signal Corp.	20,957	868,249
	FedEx Corp.	25,063	7,276,040
	Flowserve Corp.	25,118	995,678
*	Fluor Corp.	55,056	1,265,187
*	Forrester Research, Inc.	3,927	170,628
	Fortive Corp.	62,984	4,460,527
	Fortune Brands Home & Security, Inc.	30,958	3,249,971
	Forward Air Corp.	5,320	469,703
*	Franklin Covey Co.	1,000	30,540
	Franklin Electric Co., Inc.	10,886	884,705
*	FTI Consulting, Inc.	9,087	1,261,730
#*	FuelCell Energy, Inc.	33,205	322,421
*	Gates Industrial Corp. P.L.C.	42,812	738,507
	GATX Corp.	7,015	685,436
*	Gencor Industries, Inc.	1,295	15,527
*	Generac Holdings, Inc.	11,397	3,692,058
	General Dynamics Corp.	64,295	12,230,838
	General Electric Co.	536,071	7,033,252
*	General Finance Corp.	1,219	23,137
*	Gibraltar Industries, Inc.	8,289	761,428
*	GMS, Inc.	13,937	609,186
	Gorman-Rupp Co. (The)	7,675	264,941
*	GP Strategies Corp.	1,658	26,114
	Graco, Inc.	38,858	2,984,294
	GrafTech International, Ltd.	30,353	386,090
	Graham Corp.	400	5,484
#	Granite Construction, Inc.	7,074	269,519
*	Great Lakes Dredge & Dock Corp.	23,114	362,890
	Greenbrier Cos., Inc. (The)	8,751	413,397
	Griffon Corp.	8,042	218,099
	H&E Equipment Services, Inc.	11,912	463,377
*	Harsco Corp.	18,453	330,862
	Healthcare Services Group, Inc.	15,968	478,242

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Heartland Express, Inc.	15,848	$294,614
	HEICO Corp.	11,988	1,687,910
	HEICO Corp., Class A	17,439	2,202,197
	Heidrick & Struggles International, Inc.	8,582	363,019
	Helios Technologies, Inc.	9,166	662,519
*	Herc Holdings, Inc.	10,505	1,109,328
	Herman Miller, Inc.	13,985	580,378
*	Hexcel Corp.	18,657	1,052,441
*	Hill International, Inc.	4,682	12,595
	Hillenbrand, Inc.	16,131	791,871
	HNI Corp.	14,042	594,538
	Honeywell International, Inc.	65,353	14,576,333
*	Howmet Aerospace, Inc.	63,864	2,041,093
*	Hub Group, Inc., Class A	11,242	738,824
	Hubbell, Inc.	16,135	3,098,081
	Huntington Ingalls Industries, Inc.	15,881	3,371,854
	Hurco Cos., Inc.	600	20,610
*	Huron Consulting Group, Inc.	6,601	371,372
*	Huttig Building Products, Inc.	911	3,653
	Hyster-Yale Materials Handling, Inc.	4,000	323,400
*	IAA, Inc.	32,747	2,056,839
	ICF International, Inc.	9,198	837,570
	IDEX Corp.	17,406	3,902,425
*	IES Holdings, Inc.	1,364	72,006
	IHS Markit, Ltd.	71,011	7,639,363
	Illinois Tool Works, Inc.	34,612	7,976,682
*	Ingersoll Rand, Inc.	38,925	1,923,284
	Insperity, Inc.	12,243	1,071,752
	Insteel Industries, Inc.	2,902	110,653
	Interface, Inc.	14,696	188,697
	ITT, Inc.	37,138	3,502,485
	Jacobs Engineering Group, Inc.	53,369	7,130,632
	JB Hunt Transport Services, Inc.	16,190	2,763,795
*	JELD-WEN Holding, Inc.	13,294	387,786
	John Bean Technologies Corp.	9,076	1,319,469
	Johnson Controls International P.L.C.	74,963	4,673,193
	Kadant, Inc.	2,282	406,264
	Kaman Corp.	7,816	416,984
	Kansas City Southern	2,527	738,415
	# KAR Auction Services, Inc.	51,021	764,805
	KBR, Inc.	44,201	1,748,592
*	Kelly Services, Inc., Class A	9,921	248,521
	Kennametal, Inc.	22,433	900,909
	Kforce, Inc.	9,003	504,528
	Kimball International, Inc., Class B	8,882	129,500
	Knight-Swift Transportation Holdings, Inc.	35,735	1,683,833
	Knoll, Inc.	8,235	196,817
	Korn Ferry	24,085	1,635,131
*	Kratos Defense & Security Solutions, Inc.	25,190	673,581
	L3Harris Technologies, Inc.	30,844	6,453,490
	Landstar System, Inc.	5,893	1,015,246
*	Lawson Products, Inc.	796	41,734
*	LB Foster Co., Class A	958	15,462
	Leidos Holdings, Inc.	60,573	6,134,833
	Lennox International, Inc.	7,785	2,610,622
	Lincoln Electric Holdings, Inc.	17,143	2,195,161
	Lindsay Corp.	2,270	376,321
	LSI Industries, Inc.	1,800	14,796
*	Lydall, Inc.	4,700	173,195

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Lyft, Inc., Class A	66,349	$3,692,985
	Macquarie Infrastructure Corp.	8,296	276,340
*	Manitex International, Inc.	3,706	26,869
*	Manitowoc Co., Inc. (The)	10,263	234,817
	ManpowerGroup, Inc.	26,050	3,149,185
	ManTech International Corp., Class A	10,148	866,132
	Marten Transport, Ltd.	15,064	251,870
	Masco Corp.	41,136	2,627,768
*	Masonite International Corp.	3,305	417,388
#*	MasTec, Inc.	29,492	3,077,785
*	Matrix Service Co.	7,677	101,413
	Matthews International Corp., Class A	5,793	239,714
	Maxar Technologies, Inc.	16,487	639,860
*	Mayville Engineering Co., Inc.	715	11,161
	McGrath RentCorp.	8,054	660,267
*	Mercury Systems, Inc.	11,130	837,421
*	Meritor, Inc.	18,878	510,272
*	Middleby Corp. (The)	13,751	2,493,331
	Miller Industries, Inc.	2,768	119,079
*	Mistras Group, Inc.	3,871	43,084
	Moog, Inc., Class A	7,788	674,051
*	MRC Global, Inc.	12,259	115,480
	MSA Safety, Inc.	11,346	1,823,983
	MSC Industrial Direct Co., Inc., Class A	14,524	1,309,484
	Mueller Industries, Inc.	5,807	260,560
	Mueller Water Products, Inc., Class A	34,298	492,519
*	MYR Group, Inc.	7,511	585,107
*	Navistar International Corp.	17,069	755,303
	Nielsen Holdings P.L.C.	205,014	5,258,609
*	NN, Inc.	16,998	124,085
	Nordson Corp.	10,528	2,225,725
	Northrop Grumman Corp.	31,489	11,160,961
*	Northwest Pipe Co.	1,100	36,597
*	NOW, Inc.	36,096	354,463
*	NV5 Global, Inc.	3,882	349,885
	nVent Electric P.L.C.	43,362	1,320,373
	Old Dominion Freight Line, Inc.	11,572	2,983,377
#	Omega Flex, Inc.	391	62,169
#*	Orion Energy Systems, Inc.	5,000	30,100
	Oshkosh Corp.	23,164	2,882,297
	Otis Worldwide Corp.	44,039	3,429,317
	PACCAR, Inc.	101,979	9,165,873
*	PAM Transportation Services, Inc.	48	2,780
	Park Aerospace Corp.	565	7,622
	Parker-Hannifin Corp.	24,426	7,665,123
	Park-Ohio Holdings Corp.	3,500	127,085
#*	Parsons Corp.	24,856	1,101,867
	Pentair P.L.C.	52,126	3,362,648
*	PGT Innovations, Inc.	4,692	123,540
	Pitney Bowes, Inc.	36,597	273,380
*	Plug Power, Inc.	30,068	857,239
#	Powell Industries, Inc.	1,050	37,002
	Preformed Line Products Co.	500	33,100
	Primoris Services Corp.	9,291	303,444
*	Proto Labs, Inc.	5,189	581,479
*	Quad/Graphics, Inc.	909	3,272
	Quanex Building Products Corp.	6,223	169,826
	Quanta Services, Inc.	35,830	3,462,611
*	Radiant Logistics, Inc.	3,151	21,049

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Raven Industries, Inc.	2,635	$107,034
	Raytheon Technologies Corp.	156,251	13,006,333
*	RBC Bearings, Inc.	5,104	1,017,891
	Regal Beloit Corp.	11,938	1,724,205
*	Resideo Technologies, Inc.	34,773	1,043,538
	Resources Connection, Inc.	7,615	107,448
	REV Group, Inc.	5,598	102,108
	Rexnord Corp.	27,902	1,393,147
	Robert Half International, Inc.	53,366	4,675,395
	Rockwell Automation, Inc.	21,413	5,658,599
#	Rollins, Inc.	42,419	1,581,380
	Roper Technologies, Inc.	12,881	5,750,594
	Rush Enterprises, Inc., Class A	21,180	1,045,445
	Rush Enterprises, Inc., Class B	6,222	272,461
	Ryder System, Inc.	13,664	1,090,934
*	Saia, Inc.	3,500	820,750
	Schneider National, Inc., Class B	20,115	487,386
#	Science Applications International Corp.	19,623	1,754,689
*	Sensata Technologies Holding P.L.C.	42,595	2,459,435
	Shyft Group, Inc. (The)	9,151	324,128
#*	SiteOne Landscape Supply, Inc.	12,878	2,310,056
	Snap-on, Inc.	17,524	4,163,702
*	SP Plus Corp.	2,747	94,305
#	Spirit AeroSystems Holdings, Inc., Class A	12,654	578,161
*	SPX Corp.	12,112	734,714
	SPX FLOW, Inc.	14,858	989,394
	Standex International Corp.	3,482	330,163
	Stanley Black & Decker, Inc.	20,298	4,197,017
	Steelcase, Inc., Class A	18,524	255,631
*	Sterling Construction Co., Inc.	6,218	129,645
#*	Sunrun, Inc.	30,039	1,471,911
	Systemax, Inc.	13,866	592,356
#	Tecnoglass, Inc.	2,017	24,123
*	Teledyne Technologies, Inc.	7,581	3,394,393
	Tennant Co.	3,970	313,273
	Terex Corp.	21,102	991,583
	Tetra Tech, Inc.	13,413	1,711,901
*	Textainer Group Holdings, Ltd.	30,986	793,861
	Textron, Inc.	56,280	3,615,427
*	Thermon Group Holdings, Inc.	3,145	60,070
	Timken Co. (The)	24,186	2,028,480
	Titan International, Inc.	300	3,237
*	Titan Machinery, Inc.	8,152	212,849
	Toro Co. (The)	30,244	3,465,962
*	TPI Composites, Inc.	8,062	428,495
	Trane Technologies P.L.C.	39,900	6,935,817
*	Transcat, Inc.	923	46,150
*	TransDigm Group, Inc.	6,038	3,705,762
	TransUnion	31,181	3,261,221
#*	Trex Co., Inc.	15,244	1,646,200
*	TriMas Corp.	4,787	152,418
*	TriNet Group, Inc.	31,398	2,471,337
#	Trinity Industries, Inc.	49,407	1,365,610
	Triton International, Ltd.	26,095	1,309,186
*	TrueBlue, Inc.	12,240	346,392
*	Tutor Perini Corp.	10,514	169,275
*	Twin Disc, Inc.	3,200	33,760
*	U.S. Xpress Enterprises, Inc., Class A	5,641	57,764
*	Uber Technologies, Inc.	90,081	4,933,736

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	UFP Industries, Inc.	11,153	$937,298
*	Ultralife Corp.	1,376	10,870
	UniFirst Corp.	4,272	957,740
	Union Pacific Corp.	7,556	1,678,112
	United Parcel Service, Inc., Class B	40,107	8,176,213
*	United Rentals, Inc.	23,892	7,644,245
*	Univar Solutions, Inc.	61,482	1,435,605
	Universal Logistics Holdings, Inc.	3,439	86,009
*	Upwork, Inc.	20,165	928,800
*	USA Truck, Inc.	1,300	19,981
	Valmont Industries, Inc.	6,567	1,621,064
*	Vectrus, Inc.	1,788	93,602
	Verisk Analytics, Inc.	31,895	6,002,639
*	Veritiv Corp.	1,263	52,894
	Viad Corp.	2,443	101,775
*	Vicor Corp.	3,380	311,737
	VSE Corp.	2,282	98,468
	Wabash National Corp.	16,346	287,853
	Watsco, Inc.	8,571	2,510,103
	Watts Water Technologies, Inc., Class A	6,178	769,470
*	Welbilt, Inc.	23,516	525,347
	Werner Enterprises, Inc.	20,925	967,363
*	WESCO International, Inc.	19,246	1,765,243
	Westinghouse Air Brake Technologies Corp.	37,639	3,089,033
#*	Willdan Group, Inc.	2,400	91,608
*	Willis Lease Finance Corp.	474	20,297
*	WillScot Mobile Mini Holdings Corp.	64,564	1,889,788
	Woodward, Inc.	13,450	1,681,385
	WW Grainger, Inc.	16,884	7,319,889
*	XPO Logistics, Inc.	18,810	2,616,847
	Xylem, Inc.	24,134	2,670,427

TOTAL INDUSTRIALS			613,339,289

INFORMATION TECHNOLOGY — (22.4%)
#*	2U, Inc.	16,968	665,994
*	A10 Networks Inc.	8,790	76,297
	Accenture P.L.C., Class A	67,472	19,564,856
*	ACI Worldwide, Inc.	32,163	1,215,118
*	Adobe, Inc.	43,505	22,115,332
	ADTRAN, Inc.	10,173	173,857
*	Advanced Micro Devices, Inc.	73,668	6,012,782
*	Agilysys, Inc.	5,872	296,008
*	Airgain, Inc.	869	20,534
*	Akamai Technologies, Inc.	10,100	1,097,870
*	Alarm.com Holdings, Inc.	9,879	886,739
*	Alithya Group, Inc., Class A	5,238	11,733
	Alliance Data Systems Corp.	16,475	1,941,579
#*	Altair Engineering, Inc., Class A	4,698	305,370
#*	Alteryx, Inc., Class A	4,215	344,576
	Amdocs, Ltd.	34,245	2,627,961
	American Software, Inc., Class A	10,000	206,900
	Amkor Technology, Inc.	40,886	826,715
	Amphenol Corp., Class A	54,654	3,680,400
*	Amtech Systems, Inc.	2,892	30,482
	Analog Devices, Inc.	29,825	4,567,997
*	Anaplan, Inc.	7,389	440,754
*	ANSYS, Inc.	8,595	3,142,848
#*	Appfolio, Inc., Class A	3,060	442,568
#*	Appian Corp.	1,465	177,529

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Apple, Inc.	1,658,704	$218,053,228
	Applied Materials, Inc.	96,314	12,781,831
*	Arista Networks, Inc.	13,251	4,176,318
*	Arlo Technologies, Inc.	29,474	180,676
*	Arrow Electronics, Inc.	26,059	2,972,550
*	Aspen Technology, Inc.	17,102	2,237,626
*	Asure Software, Inc.	1,020	8,170
*	Atlassian Corp. P.L.C., Class A	4,508	1,070,921
*	Autodesk, Inc.	29,805	8,700,378
	Automatic Data Processing, Inc.	62,113	11,614,510
*	Avalara, Inc.	9,130	1,293,812
*	Avaya Holdings Corp.	27,392	788,068
*	Aviat Networks, Inc.	3,288	106,564
*	Avid Technology, Inc.	10,113	229,970
	Avnet, Inc.	33,379	1,466,006
*	Aware, Inc.	500	1,750
*	Axcelis Technologies, Inc.	3,800	157,814
*	AXT, Inc.	2,116	20,864
	Badger Meter, Inc.	4,664	435,571
	Bel Fuse, Inc., Class B	878	17,499
	Belden, Inc.	4,998	216,313
	Benchmark Electronics, Inc.	8,185	245,714
#*	Bill.Com Holdings, Inc.	6,968	1,077,462
*	Black Knight, Inc.	31,507	2,281,737
*	Blackbaud, Inc.	10,052	714,898
#*	Blackline, Inc.	7,119	826,231
*	Bm Technologies, Inc.	501	4,915
*	Bottomline Technologies De, Inc.	9,806	476,179
*	Brightcove, Inc.	4,594	66,705
	Broadcom, Inc.	43,769	19,967,418
	Broadridge Financial Solutions, Inc.	21,484	3,408,007
	Brooks Automation, Inc.	19,642	1,990,324
*	Cadence Design Systems, Inc.	26,998	3,557,526
*	CalAmp Corp.	12,829	176,399
*	Calix, Inc.	12,725	538,140
#*	Cambium Networks Corp.	2,409	144,540
*	Cardtronics P.L.C., Class A	11,418	443,475
*	Casa Systems, Inc.	4,387	34,416
	Cass Information Systems, Inc.	3,680	168,875
	CDK Global, Inc.	26,832	1,437,927
	CDW Corp.	23,351	4,164,184
#*	Cerence, Inc.	8,864	854,578
#*	Ceridian HCM Holding, Inc.	21,481	2,029,525
*	CEVA, Inc.	2,935	162,716
*	ChannelAdvisor Corp.	5,802	122,712
*	Ciena Corp.	51,755	2,612,075
*	Cirrus Logic, Inc.	9,107	677,652
	Cisco Systems, Inc.	482,092	24,543,304
	Citrix Systems, Inc.	14,044	1,739,349
*	Clearfield, Inc.	2,900	99,615
*	ClearOne, Inc.	858	2,076
#*	Cloudera, Inc.	76,486	970,607
	CMC Materials, Inc.	7,133	1,308,406
	Cognex Corp.	14,837	1,277,762
	Cognizant Technology Solutions Corp., Class A	97,526	7,841,090
*	Cognyte Software Ltd.	11,933	311,809
*	Coherent, Inc.	4,777	1,241,972
*	Cohu, Inc.	14,632	585,426
*	CommScope Holding Co., Inc.	45,440	747,488

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CommVault Systems, Inc.	9,409	$654,020
*	Computer Task Group, Inc.	2,600	25,740
	Comtech Telecommunications Corp.	9,390	225,172
*	Concentrix Corp.	16,835	2,615,822
*	Conduent, Inc.	42,961	292,135
*	Cornerstone OnDemand, Inc.	8,215	363,637
*	Coupa Software, Inc.	2,543	684,169
	CSG Systems International, Inc.	10,554	485,378
*	CyberOptics Corp.	2,083	68,718
	Daktronics, Inc.	624	3,850
*	Dell Technologies, Inc., Class C	33,995	3,342,728
*	Digi International, Inc.	9,912	177,127
*	Digital Turbine, Inc.	30,444	2,296,391
*	DocuSign, Inc.	7,161	1,596,473
	Dolby Laboratories, Inc., Class A	8,090	820,892
*	Dropbox, Inc., Class A	60,938	1,566,107
*	DSP Group, Inc.	1,896	26,335
	DXC Technology Co.	33,920	1,116,307
*	Dynatrace, Inc.	43,294	2,253,020
*	DZS, Inc.	1,582	23,762
#	Ebix, Inc.	5,441	163,829
*	EchoStar Corp., Class A	15,251	372,887
#*	eGain Corp.	5,400	53,082
#*	Elastic N.V.	6,855	826,850
*	EMCORE Corp.	1,184	7,376
*	Envestnet, Inc.	10,407	768,349
*	EPAM Systems, Inc.	5,611	2,568,435
*	ePlus, Inc.	4,342	435,763
*	Euronet Worldwide, Inc.	15,261	2,188,885
	EVERTEC, Inc.	17,799	710,180
*	Evo Payments, Inc., Class A	10,429	297,331
*	ExlService Holdings, Inc.	7,262	670,864
*	F5 Networks, Inc.	19,343	3,612,499
*	Fabrinet	3,800	325,356
*	Fair Isaac Corp.	4,835	2,521,017
*	FARO Technologies, Inc.	3,724	282,447
#*	Fastly, Inc., Class A	5,887	376,003
	Fidelity National Information Services, Inc.	51,547	7,881,536
*	FireEye, Inc.	37,869	752,646
*	Fiserv, Inc.	56,859	6,829,903
#*	Five9, Inc.	3,645	685,151
*	FleetCor Technologies, Inc.	16,140	4,643,801
*	Flex, Ltd.	117,628	2,046,727
	FLIR Systems, Inc.	28,944	1,735,772
*	FormFactor, Inc.	17,785	696,283
*	Fortinet, Inc.	24,369	4,976,881
*	Frequency Electronics, Inc.	1,723	18,505
*	Gartner, Inc.	24,847	4,867,030
#*	Genasys, Inc.	2,697	16,856
	Genpact, Ltd.	58,682	2,789,155
	Global Payments, Inc.	24,792	5,321,107
*	Globant SA	8,114	1,859,567
*	GoDaddy, Inc., Class A	30,178	2,620,054
*	GSI Technology, Inc.	2,247	13,257
*	GTY Technology Holdings, Inc.	5,400	27,540
#*	Guidewire Software, Inc.	11,462	1,209,356
	Hackett Group, Inc. (The)	6,800	113,084
#*	Harmonic, Inc.	18,582	145,311
	Hewlett Packard Enterprise Co.	256,118	4,103,010

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	HP, Inc.	159,732	$5,448,459
*	HubSpot, Inc.	3,943	2,075,792
*	I3 Verticals, Inc., Class A	1,689	56,109
*	Ichor Holdings, Ltd.	4,111	229,271
*	Identiv, Inc.	2,402	38,312
*	Immersion Corp.	4,600	39,422
#*	Infinera Corp.	37,571	346,405
*	Information Services Group, Inc.	4,171	18,978
*	Insight Enterprises, Inc.	10,803	1,084,297
	Intel Corp.	323,800	18,628,214
	InterDigital, Inc.	4,928	342,102
	International Business Machines Corp.	145,720	20,674,754
*	Intevac, Inc.	1,900	12,179
	Intuit, Inc.	29,734	12,255,165
#*	Iteris, Inc.	2,900	19,575
*	Itron, Inc.	10,252	922,065
#*	j2 Global, Inc.	14,342	1,735,382
	Jabil, Inc.	28,489	1,493,393
	Jack Henry & Associates, Inc.	15,427	2,511,978
	Juniper Networks, Inc.	90,121	2,288,172
*	Key Tronic Corp.	334	2,325
*	Keysight Technologies, Inc.	29,380	4,241,003
*	Kimball Electronics, Inc.	1,207	27,773
	KLA Corp.	23,763	7,493,662
*	Knowles Corp.	27,403	572,723
	Kulicke & Soffa Industries, Inc.	16,980	965,313
*	KVH Industries, Inc.	1,119	14,983
	Lam Research Corp.	20,809	12,910,944
*	Lantronix, Inc.	3,255	17,772
*	Lattice Semiconductor Corp.	13,590	683,713
*	LGL Group, Inc. (The)	400	4,500
#*	Limelight Networks, Inc.	19,272	60,321
*	LiveRamp Holdings, Inc.	16,075	787,354
#*	Lumentum Holdings, Inc.	9,130	776,507
*	Luna Innovations, Inc.	6,774	76,817
*	Magnachip Semiconductor Corp.	3,441	86,059
*	Manhattan Associates, Inc.	10,444	1,433,335
	Marvell Technology, Inc.	79,109	3,576,518
	Mastercard, Inc., Class A	113,265	43,274,026
	MAXIMUS, Inc.	19,052	1,745,925
*	MaxLinear, Inc.	10,454	376,239
	Methode Electronics, Inc.	5,836	262,212
	Microsoft Corp.	482,482	121,672,311
#*	MicroStrategy, Inc., Class A	1,106	726,819
*	Mimecast, Ltd.	8,213	356,608
*	Mitek Systems, Inc.	5,200	84,292
	MKS Instruments, Inc.	6,884	1,232,993
#*	Model N, Inc.	3,029	120,494
*	MoneyGram International, Inc.	10,323	71,229
*	MongoDB, Inc.	12,479	3,712,003
	Monolithic Power Systems, Inc.	7,104	2,567,244
	Motorola Solutions, Inc.	18,324	3,450,409
*	Napco Security Technologies, Inc.	2,904	96,732
	National Instruments Corp.	34,383	1,423,800
*	NCR Corp.	45,228	2,069,181
*	NeoPhotonics Corp.	13,287	124,366
	NetApp, Inc.	38,528	2,877,656
*	NETGEAR, Inc.	6,047	225,009
*	Netscout Systems, Inc.	25,594	670,435

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	New Relic, Inc.	7,021	$451,450
	NortonLifeLock, Inc.	88,965	1,922,534
*	Novanta, Inc.	5,473	720,849
*	Nuance Communications, Inc.	52,781	2,806,366
	NVIDIA Corp.	42,616	25,585,794
*	Okta, Inc.	4,595	1,239,272
*	OneSpan, Inc.	8,089	216,866
*	Onto Innovation, Inc.	8,362	572,964
	Oracle Corp.	259,347	19,655,909
*	OSI Systems, Inc.	4,892	472,420
#*	Pagerduty, Inc.	6,327	268,644
*	Palo Alto Networks, Inc.	4,034	1,425,575
*	PAR Technology Corp.	1,359	111,628
	Paychex, Inc.	79,978	7,797,055
*	Paycom Software, Inc.	7,995	3,073,358
*	Paylocity Holding Corp.	8,247	1,593,650
*	PayPal Holdings, Inc.	71,144	18,660,360
#*	Paysign, Inc.	4,194	16,021
	PC Connection, Inc.	7,567	343,163
	PC-Tel, Inc.	8,847	59,098
*	PDF Solutions, Inc.	4,300	76,239
	Pegasystems, Inc.	9,516	1,207,961
*	Perficient, Inc.	5,864	384,737
	Perspecta, Inc.	42,076	1,231,565
*	PFSweb, Inc.	1,693	12,359
*	Photronics, Inc.	20,910	265,557
#*	Ping Identity Holding Corp.	10,665	258,946
*	Pixelworks, Inc.	4,600	13,570
*	Plexus Corp.	5,381	497,420
	Power Integrations, Inc.	13,516	1,119,260
	Progress Software Corp.	13,917	607,616
*	Proofpoint, Inc.	6,476	1,114,584
*	PTC, Inc.	19,843	2,598,242
*	Pure Storage, Inc., Class A	42,499	859,330
#*	Q2 Holdings, Inc.	5,701	593,018
	QAD, Inc., Class A	2,102	148,590
	QUALCOMM, Inc.	130,167	18,067,180
*	Qualys, Inc.	7,225	732,326
*	Rambus, Inc.	16,625	315,543
	RF Industries, Ltd.	1,338	8,630
*	Ribbon Communications, Inc.	27,248	183,924
	Richardson Electronics, Ltd.	500	3,805
#*	Rimini Street, Inc.	3,000	23,610
#*	RingCentral, Inc., Class A	3,191	1,017,769
*	Sailpoint Technologies Holdings, Inc.	17,435	851,351
*	salesforce.com, Inc.	47,779	11,004,459
#	Sapiens International Corp. NV	11,123	359,940
*	ScanSource, Inc.	7,387	223,309
*	SecureWorks Corp., Class A	1,149	14,949
*	Semtech Corp.	10,248	694,200
*	ServiceNow, Inc.	7,512	3,803,851
#*	ShotSpotter, Inc.	1,286	44,933
*	Sigmatron International, Inc.	497	2,540
*	Silicon Laboratories, Inc.	7,818	1,101,947
*	Slack Technologies, Inc., Class A	23,907	1,013,657
*	Smartsheet, Inc., Class A	9,461	561,037
*	Smith Micro Software, Inc.	5,201	29,230
*	SolarWinds Corp.	30,663	516,978
*	Splunk, Inc.	9,233	1,167,236

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SPS Commerce, Inc.	5,538	$567,313
#*	Square, Inc., Class A	15,006	3,673,769
	SS&C Technologies Holdings, Inc.	52,452	3,892,987
*	StarTek, Inc.	1,400	11,382
*	Stratasys, Ltd.	11,873	266,074
*	Super Micro Computer, Inc.	13,901	514,615
*	SVMK, Inc.	13,182	237,144
#	Switch, Inc., Class A	15,778	292,997
*	Sykes Enterprises, Inc.	10,168	445,663
*	Synaptics, Inc.	6,620	925,939
	SYNNEX Corp.	16,835	2,040,402
*	Synopsys, Inc.	15,028	3,712,818
	TE Connectivity, Ltd.	3,794	510,179
*	Teradata Corp.	25,282	1,250,701
	Teradyne, Inc.	36,238	4,532,649
*	Trade Desk, Inc. (The), Class A	2,017	1,471,018
*	TransAct Technologies, Inc.	300	3,813
*	Trimble, Inc.	41,381	3,393,242
	TTEC Holdings, Inc.	13,198	1,342,633
*	Twilio, Inc., Class A	7,989	2,938,354
*	Tyler Technologies, Inc.	8,446	3,588,368
#	Ubiquiti, Inc.	2,026	578,079
#*	Unisys Corp.	7,040	168,960
	Universal Display Corp.	4,566	1,021,369
*	Upland Software, Inc.	5,855	290,174
*	Verint Systems, Inc.	13,233	642,727
*	VeriSign, Inc.	11,886	2,600,300
#*	Verra Mobility Corp.	32,352	434,811
#*	ViaSat, Inc.	11,023	570,881
*	Viavi Solutions, Inc.	64,168	1,049,789
#	Visa, Inc., Class A	205,541	48,006,156
*	Vishay Precision Group, Inc.	335	10,680
*	VMware, Inc., Class A	6,106	982,028
*	Vontier Corp.	26,750	838,345
	Western Union Co. (The)	71,151	1,832,850
*	WEX, Inc.	8,730	1,791,483
*	Workday, Inc., Class A	6,598	1,629,706
	Xerox Holdings Corp.	56,226	1,357,296
	Xilinx, Inc.	23,672	3,029,069
	Xperi Holding Corp.	11,148	229,091
*	Zebra Technologies Corp., Class A	4,490	2,189,953
#*	Zendesk, Inc.	6,228	910,222
*	Zix Corp.	5,379	42,413
*	Zoom Video Communications, Inc., Class A	7,018	2,242,742
#*	Zscaler, Inc.	6,657	1,249,120

TOTAL INFORMATION TECHNOLOGY			1,054,554,247

MATERIALS — (3.2%)
*	AdvanSix, Inc.	2,662	77,411
*	AgroFresh Solutions, Inc.	3,791	8,037
	Albemarle Corp.	19,807	3,330,943
*	Allegheny Technologies, Inc.	29,516	686,542
	Amcor P.L.C.	312,584	3,672,862
	American Vanguard Corp.	11,503	227,529
	AptarGroup, Inc.	30,576	4,611,167
*	Arconic Corp.	15,824	452,566
	Ashland Global Holdings, Inc.	10,742	926,068
	Avery Dennison Corp.	28,380	6,078,145
	Avient Corp.	36,732	1,864,884

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Axalta Coating Systems, Ltd.	126,183	$4,023,976
	Balchem Corp.	8,472	1,077,554
	Ball Corp.	72,020	6,743,953
*	Berry Global Group, Inc.	47,445	3,018,451
	Celanese Corp.	16,114	2,524,258
	Chase Corp.	2,929	346,911
*	Clearwater Paper Corp.	3,528	118,047
*	Coeur Mining, Inc.	34,478	278,582
#	Compass Minerals International, Inc.	8,651	587,576
	Corteva, Inc.	60,808	2,964,998
	Crown Holdings, Inc.	45,849	5,034,220
	Domtar Corp.	8,755	345,122
	Dow, Inc.	75,887	4,742,938
	DuPont de Nemours, Inc.	16,037	1,236,613
	Ecolab, Inc.	35,592	7,976,879
	Element Solutions, Inc.	72,375	1,583,565
*	Ferro Corp.	22,476	374,450
»	Ferroglobe Representation & Warranty Insurance Trust	4,347	0
	FMC Corp.	44,352	5,244,181
*	Forterra, Inc.	4,008	94,028
	FutureFuel Corp.	5,003	63,538
*	GCP Applied Technologies, Inc.	13,183	338,671
	Glatfelter Corp.	6,681	98,344
	Graphic Packaging Holding Co.	63,486	1,177,665
	Greif, Inc., Class A	10,196	616,960
	Greif, Inc., Class B	1,339	80,086
	Hawkins, Inc.	6,050	201,768
	HB Fuller Co.	21,430	1,431,953
	Hecla Mining Co.	132,264	781,680
	Huntsman Corp.	55,125	1,580,434
*	Ingevity Corp.	6,430	502,054
	Innospec, Inc.	8,186	797,398
	International Flavors & Fragrances, Inc.	33,524	4,766,107
*	Intrepid Potash, Inc.	3,405	109,505
*	Koppers Holdings, Inc.	2,305	76,618
*	Kraton Corp.	10,965	392,108
	Kronos Worldwide, Inc.	15,336	260,712
#*	Livent Corp.	41,022	739,217
	Louisiana-Pacific Corp.	14,818	976,210
	Martin Marietta Materials, Inc.	6,116	2,159,682
	Materion Corp.	3,829	271,132
	Mercer International, Inc.	9,541	157,331
	Minerals Technologies, Inc.	8,295	648,171
	Mosaic Co. (The)	1,855	65,259
	Myers Industries, Inc.	11,436	257,996
	Neenah, Inc.	3,136	166,741
	NewMarket Corp.	3,112	1,078,588
	Newmont Corp.	43,571	2,719,266
	Northern Technologies International Corp.	2,004	31,162
	Packaging Corp. of America	14,699	2,170,307
	PPG Industries, Inc.	57,008	9,762,050
*	Ranpak Holdings Corp.	9,003	173,128
	Reliance Steel & Aluminum Co.	27,252	4,368,768
	Royal Gold, Inc.	21,606	2,416,847
	RPM International, Inc.	24,608	2,333,823
*	Ryerson Holding Corp.	6,797	107,936
	Schnitzer Steel Industries, Inc., Class A	10,435	492,636
	Scotts Miracle-Gro Co. (The)	22,761	5,261,433
	Sealed Air Corp.	37,703	1,862,528

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Sensient Technologies Corp.	8,535	$701,918
	Sherwin-Williams Co. (The)	53,394	14,623,015
	Silgan Holdings, Inc.	27,408	1,155,795
	Sonoco Products Co.	27,900	1,826,334
	Steel Dynamics, Inc.	38,705	2,098,585
	Stepan Co.	6,143	802,644
	Trinseo SA	6,473	400,743
	Valvoline, Inc.	58,037	1,822,362
*	Venator Materials P.L.C.	2,800	12,964
	Vulcan Materials Co.	15,108	2,692,850
	Westlake Chemical Corp.	10,076	946,036
	WestRock Co.	31,566	1,759,805
	Worthington Industries, Inc.	17,536	1,144,399
	WR Grace & Co.	8,334	572,796

TOTAL MATERIALS			152,308,514

REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	510	3,213
*	BBX Capital, Inc.	2,580	16,254
*	CBRE Group, Inc., Class A	64,518	5,496,934
	CTO Realty Growth, Inc.	707	37,471
#*	Cushman & Wakefield P.L.C.	62,713	1,066,121
#*	eXp World Holdings, Inc.	20,355	699,398
*	Five Point Holdings LLC, Class A	2,194	15,753
*	Forestar Group, Inc.	8,414	213,211
*	FRP Holdings, Inc.	513	26,040
*	Howard Hughes Corp. (The)	8,633	931,846
	Indus Realty Trust, Inc.	610	38,125
*	Jones Lang LaSalle, Inc.	19,813	3,723,061
	Kennedy-Wilson Holdings, Inc.	14,359	295,077
*	Marcus & Millichap, Inc.	11,733	414,410
#*	Maui Land & Pineapple Co., Inc.	7,404	83,517
	Newmark Group, Inc., Class A	32,854	353,180
*	Rafael Holdings, Inc., Class B	781	32,287
	RE/MAX Holdings, Inc., Class A	6,670	244,989
#*	Realogy Holdings Corp.	31,380	542,246
#*	Redfin Corp.	12,074	854,598
	RMR Group, Inc. (The), Class A	2,376	94,042
	St Joe Co. (The)	3,317	151,885
*	Stratus Properties, Inc.	321	11,283

TOTAL REAL ESTATE			15,344,941

UTILITIES — (0.7%)
	American States Water Co.	9,309	737,180
	American Water Works Co., Inc.	25,754	4,017,366
	Atmos Energy Corp.	14,528	1,504,956
#	Avangrid, Inc.	10,807	550,076
	Brookfield Renewable Corp., Class A	35,412	1,468,890
	California Water Service Group	17,475	1,026,656
	Chesapeake Utilities Corp.	2,228	264,063
	Clearway Energy, Inc., Class A	5,815	154,563
	Clearway Energy, Inc., Class C	10,478	300,614
	Consolidated Edison, Inc.	31,905	2,469,766
	Consolidated Water Co., Ltd.	163	1,919
	Essential Utilities, Inc.	71,690	3,378,750
	Eversource Energy	52,752	4,548,277
	Genie Energy, Ltd., Class B	2,902	16,251
	Global Water Resources, Inc.	1,296	22,097

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Middlesex Water Co.	3,825	$313,727
# New Jersey Resources Corp.	29,214	1,225,527
Northwest Natural Holding Co.	6,141	331,123
ONE Gas, Inc.	9,392	755,774
Ormat Technologies, Inc.	25,872	1,873,133
* Pure Cycle Corp.	1,310	20,004
SJW Group	7,228	473,795
South Jersey Industries, Inc.	30,799	762,275
Southwest Gas Holdings, Inc.	16,924	1,179,941
Spire, Inc.	9,440	711,210
* Sunnova Energy International, Inc.	36,801	1,299,811
UGI Corp.	47,895	2,093,490
Unitil Corp.	2,002	115,375
York Water Co. (The)	1,961	101,266

TOTAL UTILITIES		31,717,875

TOTAL COMMON STOCKS		4,615,792,164

PREFERRED STOCKS — (0.0%)

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note	4,748	150,701

TOTAL INVESTMENT SECURITIES (Cost $2,686,759,196)		4,615,942,865

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 0.026%	28,737,409	28,737,409

SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	5,302,959	61,355,241

TOTAL INVESTMENTS — (100.0%) (Cost $2,776,847,688)		$4,706,035,515

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$462,550,720	—	—	$462,550,720
Consumer Discretionary	647,700,980	$925	—	647,701,905
Consumer Staples	241,771,408	—	—	241,771,408
Energy	43,186,381	—	—	43,186,381
Financials	709,153,772	501	—	709,154,273
Health Care	644,096,828	65,783	—	644,162,611
Industrials	613,339,289	—	—	613,339,289
Information Technology	1,054,554,247	—	—	1,054,554,247
Materials	152,308,514	—	—	152,308,514
Real Estate	15,344,941	—	—	15,344,941
Utilities	31,717,875	—	—	31,717,875
Preferred Stocks
Industrials	150,701	—	—	150,701
Temporary Cash Investments	28,737,409	—	—	28,737,409
Securities Lending Collateral	—	61,355,241	—	61,355,241

TOTAL	$4,644,613,065	$61,422,450	—	$4,706,035,515

See accompanying Notes to Financial Statements.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.2%)
AUSTRALIA — (4.9%)
*	A2B Australia, Ltd.	17,255	$16,991
	Accent Group, Ltd.	139,800	316,168
	Adairs, Ltd.	73,277	260,835
*	Afterpay, Ltd.	18,498	1,666,030
*	Alkane Resources, Ltd.	42,032	23,799
	ALS, Ltd.	214,957	1,740,665
	Altium, Ltd.	26,789	610,941
#*	AMA Group, Ltd.	93,199	39,700
	AMP, Ltd.	1,806,296	1,551,153
	Ampol, Ltd.	88,832	1,751,044
	APA Group	62,345	481,699
	Appen, Ltd.	10,703	128,853
	ARB Corp., Ltd.	13,320	399,631
#*	Ardent Leisure Group, Ltd.	46,049	30,445
	Aristocrat Leisure, Ltd.	56,540	1,612,651
	Atlas Arteria, Ltd.	190,197	881,525
	AUB Group, Ltd.	21,409	336,024
#	Aurelia Metals, Ltd.	219,955	70,802
	Austal, Ltd.	74,939	139,064
	Australia & New Zealand Banking Group, Ltd.	179,731	3,965,635
	Australian Ethical Investment, Ltd.	12,237	82,024
	Australian Finance Group, Ltd.	64,277	139,061
	Australian Pharmaceutical Industries, Ltd.	146,400	133,546
*	Australian Strategic Materials, Ltd.	9,362	34,465
	Australian Vintage, Ltd.	29,425	16,748
	Auswide Bank, Ltd.	3,314	16,355
	Baby Bunting Group, Ltd.	35,556	171,334
	Bank of Queensland, Ltd.	225,540	1,563,139
	Bapcor, Ltd.	110,966	659,568
	Base Resources, Ltd.	129,722	27,494
	Beacon Lighting Group, Ltd.	36,860	51,584
	Bell Financial Group, Ltd.	28,791	39,924
	Bingo Industries, Ltd.	49,484	129,974
*	Bionomics, Ltd.	13,919	2,565
#	Blackmores, Ltd.	5,191	285,928
*	Boral, Ltd.	110,376	525,721
	Brambles, Ltd.	352,753	2,825,876
	Bravura Solutions, Ltd.	49,579	107,372
	Breville Group, Ltd.	23,983	480,296
	BWX, Ltd.	36,233	130,976
	Capitol Health, Ltd.	38,683	11,168
#	Cardno, Ltd.	42,097	25,636
	Carsales.com, Ltd.	75,398	1,151,830
*	Catapult Group International, Ltd.	36,268	57,120
	Cedar Woods Properties, Ltd.	29,321	165,566
	Challenger, Ltd.	306,397	1,202,696
*	Champion Iron, Ltd.	147,732	770,851
*	City Chic Collective, Ltd.	16,287	58,497
	Class, Ltd.	10,274	12,281
*	Clean Seas Seafood, Ltd.	14,344	7,046
	Clinuvel Pharmaceuticals, Ltd.	6,242	139,282
#	Clover Corp., Ltd.	9,216	13,331
	Cochlear, Ltd.	12,828	2,195,894
	Codan, Ltd.	36,432	498,903
	Coles Group, Ltd.	135,546	1,702,142

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Collection House, Ltd.	24,532	$4,160
	Collins Foods, Ltd.	23,791	208,237
	Commonwealth Bank of Australia	125,654	8,601,843
	Computershare, Ltd.	237,267	2,579,728
*	Corporate Travel Management, Ltd.	17,766	251,777
	Credit Corp. Group, Ltd.	11,811	262,816
*	Crown Resorts, Ltd.	30,309	284,622
	CSL, Ltd.	30,936	6,462,358
	CSR, Ltd.	173,487	796,754
	Data#3, Ltd.	43,983	209,990
*	Decmil Group, Ltd.	7,268	3,024
	Deterra Royalties, Ltd.	70,153	235,196
#	Dicker Data, Ltd.	14,724	118,803
*	Domain Holdings Australia, Ltd.	66,163	258,185
	Domino’s Pizza Enterprises, Ltd.	10,182	836,167
	Eagers Automotive, Ltd.	66,652	802,050
	Earlypay, Ltd.	73,675	23,788
#*	Eclipx Group, Ltd.	123,378	180,511
	Elanor Investor Group.	5,923	7,679
	Elders, Ltd.	55,646	521,442
#*	Emeco Holdings, Ltd.	163,382	119,153
	EQT Holdings, Ltd.	1,840	34,666
*	Estia Health, Ltd.	35,289	66,692
#	EVENT Hospitality and Entertainment, Ltd.	14,335	140,758
	Evolution Mining, Ltd.	151,678	537,062
	Fleetwood, Ltd.	38,317	74,779
#*	Flight Centre Travel Group, Ltd.	27,363	350,795
	Fortescue Metals Group, Ltd.	409,002	7,076,271
#*	Freedom Foods Group, Ltd.	19,712	6,210
*	Galaxy Resources, Ltd.	35,064	105,076
	Genworth Mortgage Insurance Australia, Ltd.	103,031	216,412
	Gold Road Resources, Ltd.	19,058	18,634
	GUD Holdings, Ltd.	18,843	193,736
	GWA Group, Ltd.	109,455	252,005
	Hansen Technologies, Ltd.	58,563	256,760
#	Harvey Norman Holdings, Ltd.	120,634	489,373
	Healius, Ltd.	165,762	527,164
#	Helloworld Travel, Ltd.	3,146	4,499
*	HT&E, Ltd.	96,349	132,728
	HUB24, Ltd.	10,689	207,346
#*	Humm Group, Ltd.	120,992	82,937
*	Huon Aquaculture Group, Ltd.	4,569	8,857
	IGO, Ltd.	289,297	1,653,053
	Iluka Resources, Ltd.	87,634	519,424
	Imdex, Ltd.	196,694	285,978
#*	Imugene, Ltd.	1,293,602	189,632
	Infomedia, Ltd.	126,399	152,984
	Insurance Australia Group, Ltd.	303,201	1,142,402
	Intega Group, Ltd.	42,097	16,479
	Integral Diagnostics, Ltd.	50,893	178,251
#	Integrated Research, Ltd.	29,009	56,758
	InvoCare, Ltd.	24,092	209,838
#*	ioneer, Ltd.	215,810	66,909
	IOOF Holdings, Ltd.	125,327	352,021
	IPH, Ltd.	39,191	213,827
	IRESS, Ltd.	84,305	654,431
	IVE Group, Ltd.	45,812	48,275
	James Hardie Industries P.L.C.	78,538	2,588,170
*	Japara Healthcare, Ltd.	60,696	47,166

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	JB Hi-Fi, Ltd.	52,162	$1,855,662
	Johns Lyng Group, Ltd.	36,970	116,221
	Jumbo Interactive, Ltd.	3,096	33,425
	Juno Minerals, Ltd.	12,916	812
	Jupiter Mines, Ltd.	210,857	55,042
*	Karoon Energy, Ltd.	282,687	276,751
#	Kogan.com, Ltd.	20,145	171,308
	Lendlease Corp., Ltd.	101,470	991,536
#	Lifestyle Communities, Ltd.	35,653	384,141
	Link Administration Holdings, Ltd.	239,983	919,520
	Lovisa Holdings, Ltd.	14,835	166,054
	Lycopodium, Ltd.	4,037	17,113
*	Lynas Rare Earths, Ltd.	173,948	732,510
	MACA, Ltd.	131,103	93,018
	Macmahon Holdings, Ltd.	458,170	66,922
	Macquarie Group, Ltd.	32,911	4,056,719
*	Macquarie Telecom Group, Ltd.	1,200	47,950
	Magellan Financial Group, Ltd.	34,708	1,293,041
	McMillan Shakespeare, Ltd.	46,663	398,508
	McPherson’s, Ltd.	51,385	60,421
	Medibank Pvt, Ltd.	1,207,749	2,865,593
	Medusa Mining, Ltd.	27,561	16,989
#*	Mesoblast, Ltd.	101,712	154,545
#*	Metals X, Ltd.	37,047	6,651
	Metcash, Ltd.	608,748	1,667,786
	Michael Hill International, Ltd.	11,133	6,970
	Mineral Resources, Ltd.	78,894	2,881,244
	MNF Group, Ltd.	16,103	71,729
	Moelis Australia, Ltd.	20,681	86,278
	Monadelphous Group, Ltd.	36,458	356,460
	Monash IVF Group, Ltd.	94,248	61,989
#	Money3 Corp., Ltd.	40,376	96,731
	Mortgage Choice, Ltd.	17,757	26,283
	Mount Gibson Iron, Ltd.	175,033	124,472
*	Myer Holdings, Ltd.	113,042	27,358
	MyState, Ltd.	14,725	49,764
*	Nanosonics, Ltd.	10,541	48,857
	National Australia Bank, Ltd.	266,979	5,463,505
	Navigator Global Investments, Ltd.	42,354	49,685
*	nearmap, Ltd.	29,364	48,091
	Netwealth Group, Ltd.	25,677	293,910
	Newcrest Mining, Ltd.	17,257	352,699
	nib holdings, Ltd.	201,137	957,210
	Nick Scali, Ltd.	24,435	210,478
	Nickel Mines, Ltd.	167,524	146,045
	Nine Entertainment Co. Holdings, Ltd.	536,207	1,179,698
	Northern Star Resources, Ltd.	190,597	1,531,339
	NRW Holdings, Ltd.	97,763	145,703
*	Nufarm, Ltd.	152,413	611,763
	Objective Corp., Ltd.	7,029	71,327
	OFX Group, Ltd.	53,428	49,503
	OM Holdings, Ltd.	12,020	8,568
	Omni Bridgeway, Ltd.	43,725	126,715
*	oOh!media, Ltd.	267,273	351,007
	Orica, Ltd.	30,047	312,824
	Orora, Ltd.	409,742	1,002,560
	Over the Wire Holdings, Ltd.	3,739	13,308
	OZ Minerals, Ltd.	114,309	2,085,468
	Pacific Current Group, Ltd.	15,240	65,080

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Pact Group Holdings, Ltd.	95,712	$267,697
	Peet, Ltd.	170,712	161,254
	Pendal Group, Ltd.	82,654	468,832
	Perenti Global, Ltd.	277,985	232,709
	Perpetual, Ltd.	13,703	365,216
*	Perseus Mining, Ltd.	207,225	193,953
	Platinum Asset Management, Ltd.	59,485	215,972
#*	Praemium, Ltd.	32,007	18,993
	Premier Investments, Ltd.	31,464	637,158
#	Pro Medicus, Ltd.	23,651	859,141
	Propel Funeral Partners, Ltd.	6,597	15,988
	PWR Holdings, Ltd.	9,899	45,669
	QBE Insurance Group, Ltd.	226,801	1,715,652
	Qube Holdings, Ltd.	143,368	331,972
	Ramelius Resources, Ltd.	127,762	165,646
	Ramsay Health Care, Ltd.	30,598	1,586,178
	REA Group, Ltd.	9,090	1,105,932
*	ReadyTech Holdings, Ltd.	14,937	23,969
	Reckon, Ltd.	17,452	10,749
#*	Red 5, Ltd.	196,583	28,046
#	Reece, Ltd.	46,533	728,028
#	Regis Healthcare, Ltd.	41,808	74,084
	Regis Resources, Ltd.	93,785	186,966
*	Reject Shop, Ltd. (The)	3,970	18,464
	Reliance Worldwide Corp., Ltd.	181,940	689,619
#*	Resolute Mining, Ltd.	190,084	70,686
*	Retail Food Group, Ltd.	651,176	36,958
#	Rhipe, Ltd.	11,565	17,581
	Rio Tinto, Ltd.	13,624	1,266,281
*	RPMGlobal Holdings, Ltd.	20,564	23,225
	Sandfire Resources, Ltd.	81,552	417,361
*	SEEK, Ltd.	98,673	2,351,589
	Servcorp, Ltd.	11,029	30,107
	Service Stream, Ltd.	118,480	93,547
#	Seven Group Holdings, Ltd.	52,778	872,330
#*	Seven West Media, Ltd.	281,384	102,472
	SG Fleet Group, Ltd.	36,966	86,563
	Shaver Shop Group, Ltd.	14,608	11,894
	Sigma Healthcare, Ltd.	201,340	92,809
*	Silver Lake Resources, Ltd.	106,835	142,178
	Sims Metal Management, Ltd., Sponsored ADR	819	10,061
	Sims, Ltd.	95,028	1,152,071
	SmartGroup Corp., Ltd.	25,145	136,132
	Sonic Healthcare, Ltd.	89,173	2,464,736
*	Southern Cross Media Group, Ltd.	52,098	74,707
	SRG Global, Ltd.	57,132	19,718
	St Barbara, Ltd.	136,673	193,175
*	Star Entertainment Grp, Ltd. (The)	20,445	62,532
	Steadfast Group, Ltd.	247,401	793,718
	Suncorp Group, Ltd.	164,946	1,334,008
#	Sunland Group, Ltd.	10,665	19,326
	Super Retail Group, Ltd.	37,761	346,830
*	Superloop, Ltd.	36,804	29,394
*	Sydney Airport	92,853	441,573
*	Syrah Resources, Ltd.	23,743	21,424
	Tabcorp Holdings, Ltd.	402,563	1,534,912
#	Tassal Group, Ltd.	68,908	195,941
	Technology One, Ltd.	77,271	563,730
#*	Temple & Webster Group, Ltd.	7,083	57,984

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Tiger Resources, Ltd.	41,785	$6
	TPG Telecom, Ltd.	61,108	259,437
	Transurban Group	193,475	2,109,703
	Treasury Wine Estates, Ltd.	194,411	1,502,415
*	Tuas, Ltd.	30,977	15,077
	Virtus Health, Ltd.	20,226	88,930
	Vita Group, Ltd.	55,783	35,544
	Viva Energy Group, Ltd.	351,368	527,625
*	Vocus Group, Ltd.	66,344	279,659
#*	Webjet, Ltd.	50,023	191,061
	Wesfarmers, Ltd.	48,914	2,039,028
	Western Areas, Ltd.	124,464	220,202
*	Westgold Resources, Ltd.	118,136	195,102
	Westpac Banking Corp.	218,993	4,220,142
	Westpac Banking Corp., Sponsored ADR	2,300	44,390
	WiseTech Global, Ltd.	13,304	320,211
	Woolworths Group, Ltd.	173,971	5,276,374
	Worley, Ltd.	141,812	1,176,739
*	Xero, Ltd.	21,375	2,328,501

TOTAL AUSTRALIA			154,794,934

AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	2,065	44,676
*	ams AG	83,919	1,455,006
	ANDRITZ AG	27,149	1,475,308
	BAWAG Group AG	14,619	788,588
#*	DO & CO AG	711	60,656
*	Erste Group Bank AG	37,177	1,321,354
*	FACC AG	2,711	28,787
*	Flughafen Wien AG	973	35,490
*	IMMOFINANZ AG	14,671	305,254
*	Lenzing AG	1,020	134,649
	Mayr Melnhof Karton AG	2,933	608,714
#	Oesterreichische Post AG	10,635	471,467
	Palfinger AG	5,008	225,850
*	POLYTEC Holding AG	4,068	53,043
*	Porr AG	1,946	36,964
	Raiffeisen Bank International AG	50,122	1,095,046
#	Rosenbauer International AG	1,549	105,807
	S IMMO AG	8,477	220,076
	Schoeller-Bleckmann Oilfield Equipment AG	5,380	229,893
	Semperit AG Holding	1,318	59,726
	Strabag SE	3,193	126,698
	Telekom Austria AG	14,061	114,918
	UBM Development AG	1,594	77,790
	UNIQA Insurance Group AG	49,704	398,954
#	Verbund AG	6,493	533,225
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,332	357,423
	Wienerberger AG	37,075	1,453,495
	Zumtobel Group AG	10,798	109,424

TOTAL AUSTRIA			11,928,281

BELGIUM — (0.9%)
	Ageas SA	52,253	3,160,253
*	AGFA-Gevaert NV	41,929	206,426
#*	Akka Technologies	4,578	130,833
	Anheuser-Busch InBev SA	9,473	670,996
*	Argenx SE, ADR	1,656	474,792

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Argenx SE	2,483	$713,507
	Atenor	431	31,407
	Banque Nationale de Belgique	8	17,746
	Barco NV	25,745	655,040
	Bekaert SA	19,494	855,892
#*	Biocartis Group NV	1,000	5,144
*	bpost SA	38,773	412,069
*	Cie d’Entreprises CFE	3,132	317,131
*	Deceuninck NV	9,767	32,998
	D’ieteren SA	7,659	831,634
	Econocom Group SA	68,060	272,259
#	Elia Group SA	9,988	1,081,190
	Etablissements Franz Colruyt NV	22,440	1,330,234
*	EVS Broadcast Equipment SA	2,905	61,453
#*	Exmar NV	1,527	6,417
	Fagron	19,167	429,928
*	Galapagos NV	1,355	105,709
*	Galapagos NV	817	63,608
*	Galapagos NV, Sponsored ADR	491	38,185
	Gimv NV	6,935	435,246
	Immobel SA	3,531	278,603
	Ion Beam Applications	2,980	61,212
*	Jensen-Group NV	1,156	39,306
*	KBC Group NV	19,779	1,534,624
*	Kinepolis Group NV	2,000	108,564
	Lotus Bakeries NV	54	294,109
	Melexis NV	5,690	619,415
*	Ontex Group NV	26,241	342,025
	Orange Belgium SA	14,983	395,965
#*	Oxurion NV	5,875	18,617
	Picanol	86	7,960
#	Proximus SADP	79,116	1,685,562
	Recticel SA	12,958	197,758
	Resilux	401	81,519
*	Roularta Media Group NV	245	4,372
	Telenet Group Holding NV	13,414	573,603
*	Tessenderlo Group SA	9,945	424,432
	UCB SA	33,713	3,121,757
	Umicore SA	93,871	5,703,844
	Van de Velde NV	2,854	87,396

TOTAL BELGIUM			27,920,740

CANADA — (8.5%)
*	5N Plus, Inc.	34,697	116,301
	Absolute Software Corp.	16,200	242,641
	Acadian Timber Corp.	3,400	56,153
*	AcuityAds Holdings, Inc.	8,300	94,604
	Aecon Group, Inc.	25,964	394,165
#	AG Growth International, Inc.	2,900	101,688
	AGF Management, Ltd., Class B	19,818	122,537
	Agnico Eagle Mines, Ltd.	6,782	423,865
	Agnico Eagle Mines, Ltd.	40,476	2,527,321
#*	Aimia, Inc.	32,723	130,716
	AirBoss of America Corp.	5,100	170,118
	Alamos Gold, Inc., Class A	38,932	311,988
	Alamos Gold, Inc., Class A	99,046	792,371
	Alaris Equity Partners Income	9,789	135,468
*	Alcanna, Inc.	5,628	34,616
*	Aleafia Health, Inc.	26,000	10,999

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Alexco Resource Corp.	5,397	$14,665
	Algoma Central Corp.	1,600	22,012
	Algonquin Power & Utilities Corp.	86,553	1,396,368
	Algonquin Power & Utilities Corp.	9,626	155,364
	Alimentation Couche-Tard, Inc., Class B	133,139	4,511,442
	AltaGas, Ltd.	51,256	957,857
	Altus Group, Ltd.	12,398	626,482
*	Amerigo Resources, Ltd.	13,500	13,619
	Andrew Peller, Ltd., Class A	11,700	107,943
*	Aphria, Inc.	9,300	143,034
*	Argonaut Gold, Inc.	108,800	238,994
*	Aritzia, Inc.	28,727	716,802
*	ATS Automation Tooling Systems, Inc.	14,150	341,331
	Aura Minerals, Inc.	1,700	19,031
#*	Aurora Cannabis, Inc.	2,673	23,812
*	AutoCanada, Inc.	2,455	94,593
	B2Gold Corp.	186,891	900,130
	B2Gold Corp.	215,095	1,032,456
#	Badger Daylighting, Ltd.	15,535	525,522
#*	Ballard Power Systems, Inc.	1,357	29,678
	Bank of Montreal 063671101	26,327	2,483,689
#	Bank of Montreal 063671952	26,498	2,500,942
	Bank of Nova Scotia (The) 064149107	56,891	3,623,388
	Bank of Nova Scotia (The) 064149958	96,997	6,176,589
	Barrick Gold Corp.	133,822	2,843,718
	Barrick Gold Corp.	13,245	282,536
*	Bausch Health Cos., Inc.	5,662	182,147
	BCE, Inc.	5,708	269,807
	BCE, Inc.	15,082	712,625
	Bird Construction, Inc.	17,846	131,542
#*	BlackBerry, Ltd. 09228F103	72,325	638,630
*	BlackBerry, Ltd. 09228F954	52,256	462,126
	BMTC Group, Inc.	1,803	21,651
*	Bombardier, Inc., Class B	342,464	256,329
	Boralex, Inc., Class A	50,759	1,627,063
	Bridgemarq Real Estate Services	1,000	13,587
#	Brookfield Asset Management, Inc., Class A	104,828	4,778,060
	BRP, Inc.	10,687	981,797
	BRP, Inc.	2,100	193,032
	CAE, Inc.	46,405	1,453,519
	CAE, Inc.	52,470	1,643,360
	Calian Group, Ltd.	3,100	146,330
	Cameco Corp. 13321L108	137,838	2,317,057
	Cameco Corp. 13321L959	17,976	302,147
	Canaccord Genuity Group, Inc.	41,512	400,209
*	Canada Goose Holdings, Inc.	6,300	266,218
*	Canada Goose Holdings, Inc.	13,772	582,142
#	Canadian Imperial Bank of Commerce 136069101	21,605	2,246,056
	Canadian Imperial Bank of Commerce 136069952	54,819	5,698,875
#	Canadian Tire Corp., Ltd., Class A	29,472	4,697,681
#	Canadian Utilities, Ltd., Class A	18,600	531,602
	Canadian Western Bank	13,782	378,987
*	Canfor Corp.	22,314	557,328
	Canfor Pulp Products, Inc.	12,900	94,456
*	Canopy Growth Corp.	1,800	48,546
#*	Canopy Growth Corp.	17,640	475,398
	CanWel Building Materials Group, Ltd.	11,423	90,239
*	Capstone Mining Corp.	19,300	86,203
	Cascades, Inc.	41,397	485,657

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	CCL Industries, Inc., Class B	86,298	$4,898,516
*	Celestica, Inc.	18,326	152,656
*	Celestica, Inc.	10,522	87,658
	Centerra Gold, Inc.	75,507	696,616
	Cervus Equipment Corp.	4,800	64,981
	CES Energy Solutions Corp.	77,880	102,645
#*	CGI, Inc.	29,764	2,632,923
*	CGI, Inc.	27,423	2,426,271
#*	Charlottes Web Holdings, Inc.	3,924	15,803
#	Chesswood Group, Ltd.	1,100	11,187
	China Gold International Resources Corp., Ltd.	34,632	106,222
	CI Financial Corp.	89,186	1,433,768
*	Cineplex, Inc.	9,375	96,866
	Cogeco Communications, Inc.	7,025	667,265
	Cogeco, Inc.	2,229	175,143
*	Colabor Group, Inc.	18,100	16,493
	Colliers International Group, Inc. 194693107	8,051	868,542
	Colliers International Group, Inc. 194693158	4,681	506,659
	Computer Modelling Group, Ltd.	41,594	185,441
	Constellation Software, Inc.	3,558	5,221,806
#*	Copper Mountain Mining Corp.	14,100	47,033
	Corby Spirit and Wine, Ltd.	4,800	70,761
#	Corus Entertainment, Inc., Class B	81,390	389,353
#*	Cronos Group, Inc.	27,000	219,780
#*	Denison Mines Corp.	45,000	48,326
*	Descartes Systems Group, Inc. (The)	600	38,383
*	Descartes Systems Group, Inc. (The)	12,820	821,249
	Dexterra Group, Inc.	2,800	13,691
#*	DIRTT Environmental Solutions	19,000	64,923
	Dollarama, Inc.	52,795	2,460,316
*	Dorel Industries, Inc., Class B	5,728	57,506
	DREAM Unlimited Corp., Class A	13,224	246,696
	Dundee Precious Metals, Inc.	20,225	145,622
#	ECN Capital Corp.	71,719	480,791
*	EcoSynthetix, Inc.	10,000	36,936
	E-L Financial Corp., Ltd.	600	458,854
*	Eldorado Gold Corp.	38,946	384,654
*	Eldorado Gold Corp.	25,500	251,685
	Element Fleet Management Corp.	166,290	2,036,094
	Empire Co., Ltd., Class A	72,849	2,291,293
	Enbridge, Inc.	32,057	1,236,493
	Enbridge, Inc.	152,111	5,866,921
	Endeavour Mining Corp.	59,357	1,235,760
#*	Endeavour Silver Corp.	13,413	70,712
	Enerflex, Ltd.	52,280	348,774
	Enghouse Systems, Ltd.	12,700	601,549
	Ensign Energy Services, Inc.	51,678	47,509
*	Equinox Gold Corp.	7,087	57,311
	Equitable Group, Inc.	5,400	586,107
*	ERO Copper Corp.	20,256	399,962
	Evertz Technologies, Ltd.	10,130	127,083
	Exco Technologies, Ltd.	6,124	53,460
#	Extendicare, Inc.	14,600	92,768
	Fairfax Financial Holdings, Ltd.	6,906	3,155,247
	Fiera Capital Corp.	29,494	261,790
	Finning International, Inc.	72,489	1,886,607
	Firm Capital Mortgage Investment Corp.	4,200	49,683
*	First Majestic Silver Corp.	8,237	124,780
#*	First Majestic Silver Corp.	7,400	111,666

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	First National Financial Corp.	3,300	$138,427
	FirstService Corp.	7,101	1,152,137
	FirstService Corp.	4,815	782,136
#*	Fission Uranium Corp.	18,500	10,385
#*	Fortuna Silver Mines, Inc.	43,326	260,841
*	Galaxy Digital Holdings, Ltd.	5,400	154,819
#*	Galiano Gold, Inc.	10,852	13,950
*	GDI Integrated Facility Services, Inc.	4,900	230,220
	George Weston, Ltd.	31,411	2,773,491
	Gibson Energy, Inc.	53,836	983,296
	goeasy, Ltd.	1,700	201,126
*	Golden Star Resources, Ltd.	6,360	21,784
#*	GoldMoney, Inc.	13,300	31,596
*	Great Canadian Gaming Corp.	13,700	494,321
	Great-West Lifeco, Inc.	40,333	1,169,481
	Guardian Capital Group, Ltd., Class A	4,250	111,510
#	Hardwoods Distribution, Inc.	6,100	176,377
*	Headwater Exploration, Inc.	21,500	78,538
*	Heroux-Devtek, Inc.	7,477	100,371
	High Liner Foods, Inc.	1,530	16,593
	HLS Therapeutics, Inc.	2,100	33,230
*	Home Capital Group, Inc.	20,300	536,588
	Hudbay Minerals, Inc.	20,428	152,597
	Hudbay Minerals, Inc.	64,431	481,208
	Hydro One, Ltd.	63,129	1,513,576
*	i-80 Gold Corp.	14,411	28,842
	iA Financial Corp., Inc.	61,754	3,477,698
*	IAMGOLD Corp.	88,246	275,690
*	IAMGOLD Corp.	82,154	257,142
*	IBI Group, Inc.	11,900	100,010
	IGM Financial, Inc.	51,474	1,837,594
*	Imperial Metals Corp.	2,300	9,281
	Information Services Corp.	2,743	55,344
	Innergex Renewable Energy, Inc.	59,433	1,015,411
	Intact Financial Corp.	30,072	3,997,204
#	Inter Pipeline, Ltd.	70,501	1,027,847
*	Interfor Corp.	23,242	617,757
*	Intertain Group, Ltd. (The)	1,300	12,269
#	Intertape Polymer Group, Inc.	30,300	745,698
#	Invesque, Inc.	4,700	15,275
*	Ivanhoe Mines, Ltd., Class A	95,458	673,328
#	Jamieson Wellness, Inc.	10,674	335,031
*	Karora Resources, Inc.	11,100	34,407
	K-Bro Linen, Inc.	2,822	106,070
#	Keyera Corp.	17,097	390,999
#*	Kinaxis, Inc.	7,060	910,623
	Kinross Gold Corp.	298,651	2,101,722
	Kinross Gold Corp.	173,833	1,223,784
#	Kirkland Lake Gold, Ltd.	34,944	1,298,385
	Kirkland Lake Gold, Ltd.	3,908	144,830
*	Knight Therapeutics, Inc.	23,582	103,602
#	KP Tissue, Inc.	2,300	18,899
	Labrador Iron Ore Royalty Corp.	11,600	396,560
	Lassonde Industries, Inc., Class A	817	130,259
#	Laurentian Bank of Canada	6,444	223,022
	Leon’s Furniture, Ltd.	16,465	295,101
*	Lightspeed POS, Inc.	9,474	661,380
	Linamar Corp.	12,076	707,671
	Loblaw Cos., Ltd.	34,657	1,924,362

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Logistec Corp., Class B	600	$20,941
#*	Lucara Diamond Corp.	75,030	48,223
#*	Lundin Gold, Inc.	6,200	60,126
	Lundin Mining Corp.	127,800	1,544,018
	Magellan Aerospace Corp.	3,300	28,459
	Magna International, Inc.	8,200	774,402
	Magna International, Inc.	56,739	5,357,296
*	Mainstreet Equity Corp.	540	37,013
	Martinrea International, Inc.	22,900	248,721
*	Mav Beauty Brands, Inc.	5,500	24,208
*	MDF Commerce, Inc.	1,302	14,088
	Melcor Developments, Ltd.	3,500	37,074
	Metro, Inc.	50,180	2,299,247
	Morguard Corp.	1,553	155,963
#	Morneau Shepell, Inc.	30,344	762,828
*	Mountain Province Diamonds, Inc.	5,600	2,506
*	MTY Food Group, Inc.	4,907	206,391
#	Mullen Group, Ltd.	27,221	298,309
	National Bank of Canada	123,980	9,013,426
	Neo Performance Materials, Inc.	4,400	71,523
*	New Gold, Inc.	225,998	371,408
	NFI Group, Inc.	11,978	268,668
	North American Construction Group, Ltd.	17,830	240,170
#	North West Co., Inc. (The)	21,305	613,592
#*	Novagold Resources, Inc.	8,500	76,415
	Nutrien, Ltd.	34,169	1,885,787
*	OceanaGold Corp.	248,830	415,003
	Open Text Corp.	9,500	447,350
	Open Text Corp.	53,857	2,536,665
#	Osisko Gold Royalties, Ltd.	21,845	263,743
	Osisko Gold Royalties, Ltd.	15,112	182,553
#*	Osisko Mining, Inc.	6,095	15,917
	Pan American Silver Corp.	8,533	271,312
	Pan American Silver Corp.	47,708	1,518,071
	Park Lawn Corp.	3,070	84,796
#	Parkland Corp.	82,198	2,640,180
	Pason Systems, Inc.	45,541	348,278
	Pembina Pipeline Corp.	76,580	2,363,259
*	Photon Control, Inc.	47,100	114,957
	Pizza Pizza Royalty Corp.	3,756	32,972
*	Points International, Ltd.	4,835	75,088
#	Polaris Infrastructure, Inc.	9,700	157,280
	Pollard Banknote, Ltd.	1,300	63,458
*	Precision Drilling Corp.	3,342	85,818
#*	Precision Drilling Corp.	611	15,704
#	Premium Brands Holdings Corp.	6,947	675,794
*	Pretium Resources, Inc.	12,456	130,663
*	Pretium Resources, Inc.	10,824	113,687
	Primo Water Corp. 74167P108	27,947	467,833
	Quarterhill, Inc.	53,700	112,280
	Quebecor, Inc., Class B	62,541	1,681,634
*	Real Matters, Inc.	26,958	353,328
	Recipe Unlimited Corp.	2,400	37,587
	Restaurant Brands International, Inc.	6,200	425,776
#	Restaurant Brands International, Inc.	16,764	1,150,178
#	RF Capital Group, Inc.	12,724	22,981
#	Richelieu Hardware, Ltd.	19,753	690,065
	Ritchie Bros Auctioneers, Inc.	5,562	353,816
	Ritchie Bros Auctioneers, Inc.	26,330	1,674,588

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Rogers Communications, Inc., Class B	33,549	$1,652,407
	Rogers Communications, Inc., Class B	41,011	2,018,972
#	Rogers Sugar, Inc.	18,500	83,684
*	Roxgold, Inc.	20,000	33,194
#	Royal Bank of Canada 780087102	79,396	7,574,378
#	Royal Bank of Canada 780087953	117,992	11,261,149
	Russel Metals, Inc.	20,515	470,335
#*	Sabina Gold & Silver Corp.	10,300	14,748
*	Sandstorm Gold, Ltd.	26,231	194,201
	Saputo, Inc.	12,564	399,260
#	Savaria Corp.	11,100	170,769
	Secure Energy Services, Inc.	57,057	193,107
	Shaw Communications, Inc., Class B	32,401	938,434
	Shaw Communications, Inc., Class B	131,742	3,811,296
	ShawCor, Ltd.	38,300	181,661
*	Shopify, Inc., Class A	300	354,123
*	Shopify, Inc., Class A	2,505	2,962,188
#	Sienna Senior Living, Inc.	8,300	98,859
*	Sierra Wireless, Inc.	3,326	50,466
*	Sierra Wireless, Inc.	8,319	126,033
	Sleep Country Canada Holdings, Inc.	19,005	537,301
#	SNC-Lavalin Group, Inc.	62,246	1,392,135
*	Spin Master Corp.	13,655	462,591
#	Sprott, Inc.	1,570	70,788
#	SSR Mining, Inc.	22,697	360,258
	SSR Mining, Inc.	28,100	445,666
	Stantec, Inc.	37,058	1,735,092
#	Stantec, Inc.	11,760	550,721
	Stelco Holdings, Inc.	5,170	130,433
	Stella-Jones, Inc.	30,343	1,268,869
*	Steppe Gold, Ltd.	5,600	10,114
*	Storm Resources, Ltd.	11,400	29,494
	Sun Life Financial, Inc.	20,011	1,079,550
	Sun Life Financial, Inc.	24,439	1,318,240
#*	SunOpta, Inc.	17,235	213,542
*	SunOpta, Inc.	5,100	63,151
#	Superior Plus Corp.	85,262	1,041,887
	Taiga Building Products, Ltd.	4,800	11,559
*	Taseko Mines, Ltd.	44,100	88,261
	TECSYS, Inc.	472	17,326
	TELUS Corp.	9,416	195,345
*	TeraGo, Inc.	1,600	7,342
	TerraVest Industries, Inc.	4,200	61,506
	TFI International, Inc.	21,982	1,926,096
	TFI International, Inc.	300	26,295
	Thomson Reuters Corp.	4,883	452,844
	Thomson Reuters Corp.	14,658	1,358,943
#	Tidewater Midstream and Infrastructure, Ltd.	47,657	40,711
	Timbercreek Financial Corp.	26,030	192,713
	TMX Group, Ltd.	3,526	388,559
*	Topicus.com, Inc.	5,315	397,847
*	Torex Gold Resources, Inc.	22,607	273,679
#	Toromont Industries, Ltd.	35,764	2,851,460
	Toronto-Dominion Bank (The)	72,925	5,013,353
	Toronto-Dominion Bank (The)	72,486	4,983,413
*	Total Energy Services, Inc.	28,970	91,919
#	Transcontinental, Inc., Class A	18,600	352,282
#*	Trevali Mining Corp.	30,400	5,194
#*	Trican Well Service, Ltd.	145,160	249,187

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Tricon Residential, Inc.	43,980	$466,582
*	Trisura Group, Ltd.	1,000	106,651
*	Turquoise Hill Resources, Ltd.	31,737	558,242
	Uni-Select, Inc.	11,719	129,856
	VersaBank	2,200	26,902
*	Viemed Healthcare, Inc.	4,669	46,950
*	Viemed Healthcare, Inc.	3,400	34,204
	Wajax Corp.	9,200	151,568
*	Wall Financial Corp.	300	4,698
	Waterloo Brewing, Ltd.	2,600	14,067
*	Wesdome Gold Mines, Ltd.	23,300	171,743
	West Fraser Timber Co., Ltd.	24,528	1,893,754
	West Fraser Timber Co., Ltd.	5,510	426,090
#	Western Forest Products, Inc.	186,161	321,085
#	Wheaton Precious Metals Corp.	43,448	1,795,271
*	WildBrain, Ltd.	18,132	40,125
#	Winpak, Ltd.	4,811	167,053
#	WSP Global, Inc.	46,302	4,807,814
	Yamana Gold, Inc.	202,845	929,111
	Yamana Gold, Inc.	69,675	319,808
#	Yellow Pages, Ltd.	6,064	62,261

TOTAL CANADA			270,977,419

CHINA — (0.0%)
*	FIH Mobile, Ltd.	666,000	94,020
*	Hanfeng Evergreen, Inc.	2,300	0
	TK Group Holdings, Ltd.	52,000	22,666

TOTAL CHINA			116,686

DENMARK — (2.6%)
*	ALK-Abello A.S.	1,576	682,497
	Alm Brand A.S.	23,269	264,555
	Ambu A.S., Class B	15,902	890,046
*	Bang & Olufsen A.S.	30,514	162,895
	BankNordik P/F	744	19,040
*	Bavarian Nordic A.S.	23,446	1,073,890
*	Brodrene Hartmann A.S.	980	102,554
	Carlsberg A.S., Class B	21,292	3,735,469
	Chemometec A/S.	3,109	337,679
*	Chr Hansen Holding A.S.	25,592	2,349,534
	Coloplast A.S., Class B	14,486	2,399,455
	Columbus A.S.	25,172	42,067
	D/S Norden A.S.	6,475	166,965
	Danske Bank A.S.	138,951	2,641,142
#*	Demant A.S.	34,795	1,741,900
*	Drilling Co. of 1972 A.S. (The)	5,489	229,705
	DSV Panalpina A.S.	579	128,940
	FLSmidth & Co. A.S.	17,122	674,904
	Fluegger Group A.S.	272	33,122
*	Genmab A.S.	10,010	3,673,290
	GN Store Nord A.S.	33,366	3,009,186
	H Lundbeck A.S.	40,927	1,260,264
*	H+H International A.S., Class B	1,880	54,535
*	ISS A.S.	59,716	1,132,330
	Jeudan A.S.	930	36,748
*	Jyske Bank A.S.	20,310	989,166
*	Matas A.S.	14,681	217,196
#	Netcompany Group A.S.	12,799	1,334,853

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Nilfisk Holding A.S.	10,628	$315,817
*	NKT A.S.	13,588	562,158
	NNIT A.S.	5,720	100,085
	North Media A.S.	1,751	33,953
#	Novo Nordisk A.S., Sponsored ADR	14,665	1,084,477
	Novo Nordisk A.S., Class B	279,098	20,588,346
	Novozymes A.S., Class B	63,828	4,526,846
#*	NTG Nordic Transport Group A.S., Class A	2,286	95,811
#	Orsted A.S.	18,900	2,747,396
	Pandora A.S.	48,757	5,521,673
*	Parken Sport & Entertainment A.S.	758	10,301
	Per Aarsleff Holding A.S.	7,318	358,464
	Ringkjoebing Landbobank A.S.	16,069	1,633,575
	Royal Unibrew A.S.	22,246	2,717,368
#	RTX A.S.	2,621	79,599
	Schouw & Co., A.S.	2,836	302,841
	SimCorp A.S.	11,513	1,522,242
	Solar A.S., Class B	3,706	342,166
	SP Group A.S.	749	42,205
	Spar Nord Bank A.S.	31,142	344,670
	Sydbank A.S.	12,677	377,902
	TCM Group A.S.	1,540	42,425
*	Tivoli A.S.	451	60,548
	Topdanmark A.S.	19,473	946,870
#	Tryg A.S.	105,640	2,415,658
	Vestas Wind Systems A/S	186,080	7,674,217
*	Vestjysk Bank A.S.	80,297	44,485
*	Zealand Pharma A.S.	8,046	264,703

TOTAL DENMARK			84,140,728

FINLAND — (1.9%)
	Aktia Bank Oyj	19,393	248,478
	Alma Media Oyj	11,511	144,730
	Altia Oyj	9,107	122,016
	Aspo Oyj	7,277	77,963
*	BasWare Oyj	1,360	65,726
#	Bittium Oyj	1,503	12,328
#	Cargotec Oyj, Class B	15,190	879,645
	Caverion Oyj	43,041	355,307
	Citycon Oyj	10,844	95,227
	Digia Oyj	6,198	59,779
	Elisa Oyj	32,879	1,863,824
#	Enento Group Oyj	3,129	134,644
	Fiskars Oyj Abp	7,258	151,147
	F-Secure Oyj	24,377	116,066
	Harvia Oyj	3,086	161,405
	Huhtamaki Oyj	37,122	1,761,105
	Ilkka-Yhtyma Oyj	2,760	16,914
	Kamux Corp.	7,882	144,778
	Kemira Oyj	36,727	599,931
	Kesko Oyj, Class A	81,777	2,339,363
	Kesko Oyj, Class B	184,871	5,629,201
	Kojamo Oyj	21,006	454,907
	Kone Oyj, Class B	49,145	3,859,971
	Konecranes Oyj	23,033	1,060,141
#	Lassila & Tikanoja Oyj	12,490	217,088
	Marimekko Oyj	490	29,639
	Metsa Board Oyj	60,297	767,171
	Metso Outotec Oyj	268,107	3,011,923

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Neles Oyj	29,888	$434,866
	Neste Oyj	99,198	5,998,577
*	Nokia Oyj	725,369	3,436,039
*	Nokia Oyj	4,241	20,142
#	Nokian Renkaat Oyj	27,007	1,005,511
	Nordea Bank Abp	126,848	1,314,726
	Nordea Bank Abp	195,094	2,018,248
	Olvi Oyj, Class A	4,472	283,225
	Oriola Oyj, Class A	365	913
	Oriola Oyj, Class B	67,247	153,948
	Orion Oyj, Class A	6,153	272,097
	Orion Oyj, Class B	30,302	1,341,329
*	Outokumpu Oyj	114,172	741,982
	Pihlajalinna Oyj	935	13,152
	Ponsse Oyj	4,349	230,919
*	QT Group Oyj	5,361	634,255
	Raisio Oyj, Class V	38,269	188,259
	Revenio Group Oyj	5,150	369,759
#	Rovio Entertainment Oyj	12,336	98,143
#	Sampo Oyj, Class A	70,228	3,331,238
	Sanoma Oyj	35,518	616,601
#	Scanfil Oyj	4,207	38,718
	Stora Enso Oyj, Class R	141,831	2,713,575
#*	Tecnotree Oyj	22,408	22,373
	Teleste Oyj	1,086	7,378
	Terveystalo Oyj	36,660	524,341
	TietoEVRY Oyj	43,428	1,504,004
*	Tikkurila Oyj	19,607	791,003
	Tokmanni Group Corp.	19,408	499,103
	UPM-Kymmene Oyj	48,131	1,882,265
	Uponor Oyj	22,168	645,484
	Vaisala Oyj, Class A	7,610	318,781
#	Valmet Oyj	61,103	2,552,107
	Wartsila Oyj Abp	158,136	2,040,738
#	YIT Oyj	52,566	325,654

TOTAL FINLAND			60,749,870

FRANCE — (9.0%)
	ABC arbitrage	3,408	29,298
*	Aeroports de Paris	5,733	734,871
*	Airbus SE	89,777	10,796,550
	AKWEL	1,450	57,950
	ALD SA	54,649	859,204
*	Alstom SA	54,744	2,989,657
	Altamir	1,314	37,672
*	Alten SA	15,685	1,963,740
*	Amundi SA	15,143	1,349,521
	Arkema SA	26,085	3,261,064
	Assystem SA	1,932	65,266
*	ATEME SA	2,676	49,918
#*	Atos SE	36,852	2,509,607
	Aubay	2,680	135,152
	AXA SA	237,796	6,716,554
*	Axway Software SA	4,228	153,074
	Bastide le Confort Medical	1,130	63,119
*	Beneteau SA	15,989	211,637
*	Bigben Interactive	8,334	203,436
	BioMerieux	6,514	774,851
*	BNP Paribas SA	73,383	4,705,148

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Boiron SA	1,586	$73,956
	Bonduelle SCA	4,870	128,616
#	Bouygues SA	52,684	2,257,795
*	Bureau Veritas SA	91,809	2,745,749
	Burelle SA	32	34,312
	Capgemini SE	45,112	8,266,632
	Carrefour SA	302,703	5,862,447
#*	Casino Guichard Perrachon SA	9,818	342,810
	CBo Territoria	3,645	16,829
*	Cegedim SA	3,576	116,129
*	CGG SA	300,038	348,070
	Chargeurs SA	2,687	75,740
*	Cie de Saint-Gobain	41,488	2,617,691
*	Cie des Alpes	3,810	109,243
	Cie Plastic Omnium SA	12,731	427,773
*	Claranova SADIR	17,757	161,127
	CNP Assurances	69,203	1,210,411
*	Coface SA	31,664	385,754
*	Credit Agricole SA	159,745	2,470,969
#	Danone SA	59,879	4,226,827
#*	Dassault Aviation SA	711	774,585
	Dassault Systemes SE	21,746	5,044,473
	Dassault Systemes SE, Sponsored ADR	1,000	232,230
	Delta Plus Group	777	80,041
*	Derichebourg SA	37,768	317,571
	Edenred	119,376	6,767,599
*	Eiffage SA	36,021	3,945,650
*	Elior Group SA	24,381	201,958
*	Elis SA	45,318	811,014
#*	Erytech Pharma SA	1,777	13,067
*	ESI Group	1,080	71,137
	EssilorLuxottica SA	10,638	1,770,586
*	Eurofins Scientific SE	45,220	4,478,656
#	Euronext NV	22,056	2,218,457
*	Europcar Mobility Group	79,868	30,956
	Eutelsat Communications SA	112,439	1,422,774
*	Exel Industries, Class A	246	22,779
*	Faurecia SE	45,803	2,474,601
*	Fnac Darty SA	9,032	636,940
	Gaztransport Et Technigaz SA	8,725	744,738
*	Getlink SE	79,141	1,258,926
#*	GL Events	2,714	50,724
*	Groupe Crit	1,234	106,784
	Groupe Gorge SA	547	10,207
	Guerbet	1,280	51,871
	Haulotte Group SA	9,012	68,794
#	Hermes International	4,620	5,798,607
*	HEXAOM	929	46,004
*	ID Logistics Group	701	193,942
	Iliad SA	5,805	1,054,115
	Imerys SA	3,586	186,402
	Infotel SA	1,486	85,747
	Ipsen SA	17,707	1,711,825
	IPSOS	16,678	694,071
	Jacquet Metals SACA	4,428	106,769
*	JCDecaux SA	30,029	764,493
	Kaufman & Broad SA	11,998	545,467
#	Kering SA	11,053	8,856,895
#*	Korian SA	15,985	640,049

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Lagardere SCA	30,741	$827,445
	Laurent-Perrier	417	42,121
	Lectra	10,147	366,168
	Legrand SA	45,440	4,423,123
	Linedata Services	1,111	50,266
*	LISI	5,977	193,091
	LNA Sante SA	837	48,731
#	L’Oreal SA	25,802	10,565,143
*	Lumibird	872	17,679
	LVMH Moet Hennessy Louis Vuitton SE	53,538	40,332,859
*	Maisons du Monde SA	17,092	415,499
	Manitou BF SA	3,459	115,971
	Manutan International	280	25,923
*	Mersen SA	3,538	122,725
*	Metropole Television SA	12,534	278,500
*	Natixis SA	339,421	1,657,393
*	Neoen SA	4,907	224,684
*	Nexans SA	9,508	780,867
	Nexity SA	28,470	1,542,894
*	NRJ Group	6,886	53,440
*	Oeneo SA	5,443	70,660
*	OL Groupe SA	6,601	17,953
	Orange SA, Sponsored ADR	5,900	73,868
	Orange SA	850,190	10,587,597
*	Orpea SA	7,981	1,027,169
	Pernod Ricard SA	15,406	3,163,878
	Pharmagest Interactive	1,274	151,797
	Plastivaloire	1,044	9,602
	Publicis Groupe SA	110,401	7,145,140
	Quadient SA	11,879	324,676
*	Recylex SA	633	264
#	Remy Cointreau SA	7,236	1,445,767
#*	Renault SA	49,899	2,011,343
	Rexel SA	141,444	2,780,400
	Robertet SA	52	61,269
*	Rothschild & Co.	9,426	335,290
	Rubis SCA	39,804	1,868,510
*	Safran SA	38,816	5,795,564
	Samse SA	4	897
#	Sanofi	69,950	7,333,717
#	Sartorius Stedim Biotech	3,659	1,680,527
*	Savencia SA	995	87,788
	Schneider Electric SE	48,655	7,763,185
	Schneider Electric SE	278	44,562
#*	SCOR SE	88,063	2,845,443
	SEB SA	9,890	1,801,117
	Seche Environnement SA	652	41,535
	SES SA	117,777	892,817
*	SMCP S.A.	4,221	34,406
	Societe BIC SA	6,833	482,876
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	32,908
*	Societe Generale SA	104,361	2,968,776
	Societe pour l’Informatique Industrielle	3,552	108,875
*	Sodexo SA	42,578	4,259,853
#*	Solocal Group	17,197	58,205
	Somfy SA	1,778	313,931
*	Sopra Steria Group SACA	10,071	1,874,320
*	SPIE SA	43,053	1,088,264
	Stef SA	699	78,355

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Suez SA	83,186	$1,988,235
	Sword Group	3,773	188,123
*	Synergie SE	3,765	171,955
*	Tarkett SA	8,702	209,783
	Teleperformance	10,663	4,117,456
#*	Television Francaise 1	30,229	298,253
	Thales SA	35,608	3,630,104
	Thermador Groupe	1,388	142,098
#	Tikehau Capital SCA	2,215	70,301
	Total Gabon	153	24,820
*	Touax SA	905	9,581
	Trigano SA	1,766	315,538
#*	Ubisoft Entertainment SA	33,798	2,536,342
*	Union Financiere de France BQE SA	1,214	26,890
	Valeo SA	49,194	1,594,179
#*	Valneva SE	6,094	102,546
	Verallia SA	9,530	385,818
	Vetoquinol SA	354	45,021
	VIEL & Cie SA	300	2,127
	Vilmorin & Cie SA	2,737	191,851
	Vinci SA	69,078	7,579,907
*	Virbac SA	1,307	424,241
#	Vivendi SE	57,841	2,016,353
*	Vranken-Pommery Monopole SA	575	12,643
*	Wavestone	4,442	203,025
*	Worldline SA	39,332	3,861,545

TOTAL FRANCE			286,734,034

GERMANY — (6.8%)
	1&1 Drillisch AG	18,510	556,449
	7C Solarparken AG	12,659	63,233
*	Aareal Bank AG	18,793	528,206
	Adesso SE	644	94,431
*	Adidas AG	37,358	11,538,422
*	ADLER Group SA	8,216	242,648
*	ADVA Optical Networking SE	23,206	291,238
*	AIXTRON SE	11,010	234,881
	All for One Group SE	849	66,169
#	Allgeier SE	3,172	91,669
	Allianz SE	38,831	10,081,181
*	Amadeus Fire AG	807	140,044
	Aroundtown SA	298,964	2,302,053
	Atoss Software AG	1,603	357,693
	Aurubis AG	14,661	1,260,311
	Basler AG	534	69,670
#*	Bauer AG	3,765	56,216
	Bayerische Motoren Werke AG	71,182	7,133,160
	BayWa AG	6,865	334,731
	Bechtle AG	12,450	2,535,162
	Befesa SA	5,775	404,004
	Beiersdorf AG	13,328	1,504,338
	Bertrandt AG	2,343	129,793
	bet-at-home.com AG	948	51,577
*	Bijou Brigitte AG	1,158	34,503
	Bilfinger SE	11,555	431,831
*	Borussia Dortmund GmbH & Co., KGaA	15,308	107,304
	Brenntag SE	58,488	5,250,741
	CANCOM SE	10,445	644,794
	Carl Zeiss Meditec AG	8,170	1,439,320

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	CECONOMY AG	72,724	$426,048
*	CENIT AG	5,755	98,196
	Cewe Stiftung & Co. KGAA	2,865	464,225
*	Commerzbank AG	343,870	2,267,537
	CompuGroup Medical SE & Co., KgaA	11,887	1,087,904
*	Continental AG	18,240	2,464,941
#*	Corestate Capital Holding SA	1,650	25,928
	Covestro AG	63,725	4,167,577
	CropEnergies AG	9,008	115,685
*	CTS Eventim AG & Co., KGaA	17,669	1,219,516
	Daimler AG	147,098	13,091,534
*	Delivery Hero SE	11,033	1,750,283
	Dermapharm Holding SE	3,463	302,671
*	Deutsche Bank AG	42,112	586,673
*	Deutsche Bank AG	107,067	1,498,938
	Deutsche Beteiligungs AG	6,612	273,511
	Deutsche Boerse AG	31,291	5,392,230
*	Deutsche EuroShop AG	7,671	177,072
*	Deutsche Pfandbriefbank AG	23,846	274,479
	Deutsche Post AG	77,918	4,589,148
	Deutsche Telekom AG, Sponsored ADR	6,013	115,931
	Deutsche Telekom AG	305,193	5,873,450
	Deutsche Wohnen SE	5,131	277,580
*	Deutz AG	41,029	333,019
*	Dialog Semiconductor P.L.C.	31,173	2,442,102
	DIC Asset AG	18,711	333,721
	DMG Mori AG	2,478	124,872
#	Dr Hoenle AG	1,006	58,609
	Draegerwerk AG & Co., KGaA	1,074	94,840
	Duerr AG	22,931	960,923
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,428	434,786
*	EDAG Engineering Group AG	1,820	17,893
*	ElringKlinger AG	6,586	114,223
#	Encavis AG	29,845	573,170
	Energiekontor AG	1,687	114,796
	Evonik Industries AG	14,698	514,563
*	Evotec SE	16,462	684,763
	Fabasoft AG	1,254	67,924
*	Fielmann AG	12,353	940,540
	First Sensor AG	411	21,689
*	flatexDEGIRO AG	5,588	715,645
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	517,145
	Freenet AG	55,371	1,346,434
	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	274,882
	Fresenius Medical Care AG & Co. KGaA	35,797	2,850,381
	Fresenius SE & Co., KGaA	58,242	2,862,553
	Fuchs Petrolub SE	10,358	448,853
	GEA Group AG	38,677	1,698,478
	Gesco AG	3,348	88,474
	GFT Technologies SE	8,513	196,118
*	Grammer AG	166	5,147
	Grand City Properties SA	32,168	864,906
#	GRENKE AG	357	14,487
*	H&R GmbH & Co., KGaA	5,787	50,703
	Hamburger Hafen und Logistik AG	6,039	148,729
	Hannover Rueck SE	9,366	1,729,533
	Hawesko Holding AG	1,210	72,394
*	Heidelberger Druckmaschinen AG	73,333	118,371
#*	Hella GmbH & Co., KGaA	7,122	427,287

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	HelloFresh SE	53,606	$4,442,802
	Henkel AG & Co. KGaA	7,399	735,109
	Hochtief AG	4,739	444,381
*	HolidayCheck Group AG	13,021	36,779
	Hornbach Baumarkt AG	3,332	133,173
	Hornbach Holding AG & Co., KGaA	4,233	395,503
	Hugo Boss AG	27,353	1,261,657
*	Hypoport SE	860	518,276
	Indus Holding AG	10,640	442,355
	Infineon Technologies AG	41,275	1,655,149
*	Instone Real Estate Group AG	3,990	118,636
	IVU Traffic Technologies AG	3,842	81,789
	Jenoptik AG	11,944	365,403
*	JOST Werke AG	4,245	279,311
	K+S AG	32,488	360,472
	KION Group AG	31,833	3,172,072
*	Kloeckner & Co., SE	27,440	371,954
	Knorr-Bremse AG	11,509	1,410,729
*	Koenig & Bauer AG	4,322	122,697
	KPS AG	1,672	10,487
	Krones AG	6,004	522,834
	KWS Saat SE & Co., KGaA	2,304	204,750
	Lanxess AG	28,160	2,072,361
	LEG Immobilien SE	10,092	1,404,152
	Leifheit AG	3,048	174,056
#*	Leoni AG	6,219	87,084
	LPKF Laser & Electronics AG	2,930	77,742
*	Manz AG	207	13,626
*	MAX Automation SE	1,975	9,469
*	Medigene AG	1,388	7,028
	Merck KGaA	8,734	1,534,427
	METRO AG	64,789	708,245
	MLP SE	16,479	144,423
	MTU Aero Engines AG	12,792	3,228,154
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,225	4,399,020
*	Nagarro SE	3,172	347,097
	Nemetschek SE	17,430	1,299,297
	New Work SE	869	263,779
	Nexus AG	4,699	324,901
*	Nordex SE	12,619	364,329
	Norma Group SE	6,035	336,831
*	OHB SE	1,625	69,285
	Patrizia AG	7,089	193,940
	Pfeiffer Vacuum Technology AG	1,554	301,848
	PNE AG	7,350	66,479
*	ProSiebenSat.1 Media SE	112,375	2,440,629
	PSI Software AG	3,733	143,143
*	Puma SE	26,374	2,780,405
*	Puma SE	2,960	312,050
*	PVA TePla AG	3,486	103,598
	q.beyond AG	22,904	53,032
*	QIAGEN NV	5,630	270,981
*	QIAGEN NV	22,578	1,100,747
	Rational AG	1,559	1,296,864
	Rheinmetall AG	17,984	1,876,434
*	RTL Group SA	19,673	1,156,637
#*	S&T AG	12,351	335,282
*	SAF-Holland SE	16,245	266,566
	SAP SE, Sponsored ADR	15,059	2,107,356

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	SAP SE	93,916	$13,150,179
*	Schaltbau Holding AG	1,457	60,266
#	Scout24 AG	23,144	1,924,207
	Secunet Security Networks AG	212	90,718
	Siemens AG	59,109	9,861,443
#*	Siemens Energy AG	29,554	988,491
	Siemens Healthineers AG	32,983	1,884,862
*	Sixt SE	6,255	867,779
*	SMA Solar Technology AG	983	56,202
	Software AG	15,847	686,413
	Stabilus SA	10,627	829,768
	STRATEC SE	3,031	429,196
	Stroeer SE & Co., KGaA	12,152	1,035,631
*	SUESS MicroTec SE	2,973	96,723
	Symrise AG	24,807	3,203,450
	TAG Immobilien AG	37,898	1,172,036
*	Takkt AG	12,576	212,779
*	Talanx AG	16,587	698,855
#*	TeamViewer AG	44,162	2,099,133
*	Technotrans SE	943	30,994
	Telefonica Deutschland Holding AG	322,657	937,696
*	Thyssenkrupp AG	89,997	1,203,160
	Traffic Systems SE	982	44,411
	Uniper SE	14,010	511,199
	United Internet AG	40,248	1,692,746
*	va-Q-tec AG	818	32,165
#*	Varta AG	4,117	598,777
#	VERBIO Vereinigte BioEnergie AG	13,879	699,957
	Vonovia SE	57,107	3,752,213
*	Vossloh AG	3,018	160,604
	Wacker Chemie AG	4,374	659,685
*	Wacker Neuson SE	10,215	274,651
*	Washtec AG	3,329	214,871
	Wuestenrot & Wuerttembergische AG	9,840	214,068
*	Zalando SE	10,399	1,081,481
	Zeal Network SE	3,022	158,513
*	zooplus AG	1,786	564,732

TOTAL GERMANY			217,717,451

HONG KONG — (2.0%)
*	Aceso Life Science Group, Ltd.	432,000	11,271
	Aeon Credit Service Asia Co., Ltd.	28,000	18,699
	AIA Group, Ltd.	1,617,200	20,526,426
#*	Apollo Future Mobility Group, Ltd.	84,000	4,961
*	Asia Standard International Group, Ltd.	80,000	12,867
*	Asiasec Properties, Ltd.	17,000	2,727
	ASM Pacific Technology, Ltd.	50,500	762,723
	Associated International Hotels, Ltd.	4,000	7,146
	Bank of East Asia, Ltd. (The)	187,207	392,521
	BOC Aviation, Ltd.	90,400	813,729
	BOC Hong Kong Holdings, Ltd.	435,500	1,531,326
	BOCOM International Holdings Co., Ltd.	245,000	54,766
	Brightoil Petroleum Holdings, Ltd.	229,000	8,293
*	Cathay Pacific Airways, Ltd.	140,727	123,748
	Century City International Holdings, Ltd.	232,000	13,141
*	China Energy Development Holdings, Ltd.	504,000	6,405
#*	China Evergrande New Energy Vehicle Group, Ltd.	193,000	1,484,053
	China Motor Bus Co., Ltd.	1,000	13,515
#*	China Star Entertainment, Ltd.	200,000	36,854

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	China Strategic Holdings, Ltd.	9,780,000	$168,095
	Chinese Estates Holdings, Ltd.	104,000	51,421
	Chong Hing Bank, Ltd.	29,000	38,258
	Chow Sang Sang Holdings International, Ltd.	121,000	205,692
	Chow Tai Fook Jewellery Group, Ltd.	452,000	728,054
	Chuang’s Consortium International, Ltd.	92,000	12,773
	CITIC Telecom International Holdings, Ltd.	369,000	133,369
	CK Asset Holdings, Ltd.	315,500	1,975,224
	CK Life Sciences Intl Holdings, Inc.	716,000	72,707
#	CMBC Capital Holdings, Ltd.	2,090,000	28,412
	Convenience Retail Asia, Ltd.	114,000	10,414
#*	Convoy Global Holdings, Ltd.	528,000	2,128
	Crystal International Group, Ltd.	29,000	15,272
	CSI Properties, Ltd.	2,220,000	69,810
	Dah Sing Banking Group, Ltd.	85,600	93,830
	Dah Sing Financial Holdings, Ltd.	28,400	91,722
	Dickson Concepts International, Ltd.	63,000	33,204
#*	Digital Domain Holdings, Ltd.	2,900,000	26,124
	Dynamic Holdings, Ltd.	12,000	21,550
	Eagle Nice International Holdings, Ltd.	54,000	31,663
	EC Healthcare	71,000	85,280
*	Emperor Capital Group, Ltd.	444,000	7,591
	Emperor International Holdings, Ltd.	402,000	57,284
*	ENM Holdings, Ltd.	208,000	17,103
*	Esprit Holdings, Ltd.	908,100	89,880
	Fairwood Holdings, Ltd.	5,000	11,318
	Far East Consortium International, Ltd.	381,294	134,886
#	Fosun Tourism Group	35,200	55,533
	Fountain SET Holdings, Ltd.	74,000	10,950
	FSE Services Group, Ltd.	34,000	22,715
*	Galaxy Entertainment Group, Ltd.	76,000	667,137
	Giordano International, Ltd.	486,000	97,438
	Glorious Sun Enterprises, Ltd.	129,000	13,791
	Golden Resources Development International, Ltd.	312,000	25,667
	Goldin Financial Holdings, Ltd.	44,000	0
*	Goodbaby International Holdings, Ltd.	275,000	65,748
	Great Eagle Holdings, Ltd.	63,000	221,884
*	G-Resources Group, Ltd.	7,803,000	48,278
	Guoco Group, Ltd.	10,000	120,462
	Guotai Junan International Holdings, Ltd.	854,000	154,347
#	Haitong International Securities Group, Ltd.	973,349	305,890
	Hang Seng Bank, Ltd.	71,700	1,403,676
	Hanison Construction Holdings, Ltd.	89,806	15,351
	Harbour Centre Development, Ltd.	9,000	9,427
	Henderson Land Development Co., Ltd.	168,740	750,003
	HKBN, Ltd.	150,000	219,291
	HKR International, Ltd.	275,600	114,010
	Hon Kwok Land Investment Co., Ltd.	26,000	11,484
	Hongkong Chinese, Ltd.	58,000	4,954
	Honma Golf, Ltd.	11,500	6,345
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	148,000	28,739
*	Hypebeast, Ltd.	92,500	14,198
	Hysan Development Co., Ltd.	95,000	357,634
	IGG, Inc.	570,000	960,795
*	Imagi International Holdings, Ltd.	56,000	13,369
	International Housewares Retail Co., Ltd.	105,000	36,846
#	ITC Properties Group, Ltd.	49,758	6,925
	Jacobson Pharma Corp., Ltd.	128,000	12,853
*	JBM Healthcare, Ltd.	16,000	2,348

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings, Ltd.	137,000	$364,074
*	JS Global Lifestyle Co., Ltd.	37,000	111,699
	K Wah International Holdings, Ltd.	415,000	206,515
	Karrie International Holdings, Ltd.	132,000	31,203
	Kerry Logistics Network, Ltd.	128,000	384,212
	Kerry Properties, Ltd.	197,000	663,754
#	Kingston Financial Group, Ltd.	232,000	16,989
	Kowloon Development Co., Ltd.	123,000	144,504
*	Lai Sun Development Co., Ltd.	36,900	29,346
*	Lai Sun Garment International, Ltd.	6,044	4,527
	Landsea Green Properties Co., Ltd.	96,000	6,035
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	392,250	57,031
*	Lifestyle International Holdings, Ltd.	133,000	107,750
	Liu Chong Hing Investment, Ltd.	86,000	88,513
	L’Occitane International SA	167,500	481,238
	Luk Fook Holdings International, Ltd.	159,000	397,360
	Lung Kee Bermuda Holdings	18,000	8,717
	Man Wah Holdings, Ltd.	386,400	808,943
	MECOM Power and Construction, Ltd.	50,000	28,763
*	Meilleure Health International Industry Group, Ltd.	276,000	15,077
	Melco International Development, Ltd.	112,000	222,143
*	Melco Resorts & Entertainment, Ltd., ADR	1,858	35,841
#	MGM China Holdings, Ltd.	182,800	300,690
*	Midland Holdings, Ltd.	251,026	34,480
	Miramar Hotel & Investment	17,000	33,283
	Modern Dental Group, Ltd.	116,000	58,752
	MTR Corp., Ltd.	98,358	547,799
	NagaCorp., Ltd.	486,000	519,483
#	New World Development Co., Ltd.	155,000	820,209
#*	NewOcean Energy Holdings, Ltd.	382,000	27,439
	NWS Holdings, Ltd.	282,242	311,491
	Oriental Watch Holdings	124,476	47,935
*	Oshidori International Holdings, Ltd.	486,000	36,222
	Pacific Textiles Holdings, Ltd.	372,000	237,566
	Paliburg Holdings, Ltd.	52,000	14,501
*	PC Partner Group, Ltd.	34,000	17,081
	Pentamaster International, Ltd.	84,000	18,096
	Perfect Shape Medical, Ltd.	80,000	70,656
	Pico Far East Holdings, Ltd.	244,000	43,001
	Playmates Holdings, Ltd.	90,000	10,767
	Polytec Asset Holdings, Ltd.	426,710	80,292
	Power Assets Holdings, Ltd.	435,500	2,676,497
*	Prada SpA	152,700	947,700
*	PT International Development Co., Ltd.	390,000	19,337
	Public Financial Holdings, Ltd.	50,000	15,106
	Regina Miracle International Holdings, Ltd.	58,000	17,072
*	Sa Sa International Holdings, Ltd.	71,472	16,955
	SEA Holdings, Ltd.	13,170	13,801
	Shun Tak Holdings, Ltd.	36,000	11,511
	Singamas Container Holdings, Ltd.	276,000	22,307
	Sino Land Co., Ltd.	507,603	753,864
	SmarTone Telecommunications Holdings, Ltd.	47,500	28,027
	Soundwill Holdings, Ltd.	11,500	12,719
	Stella International Holdings, Ltd.	109,500	134,917
#*	Summit Ascent Holdings, Ltd.	76,000	7,616
	Sun Hung Kai & Co., Ltd.	193,000	99,339
	Sun Hung Kai Properties, Ltd.	139,707	2,101,522
	SUNeVision Holdings, Ltd.	209,000	215,657

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Swire Properties, Ltd.	70,200	$209,487
#	TAI Cheung Holdings, Ltd.	170,000	106,389
	Tao Heung Holdings, Ltd.	83,000	10,913
	Techtronic Industries Co., Ltd.	353,500	6,414,173
	Television Broadcasts, Ltd.	90,900	99,452
	Texhong Textile Group, Ltd.	8,000	12,114
	Texwinca Holdings, Ltd.	266,000	60,908
*	Theme International Holdings, Ltd.	1,130,000	103,668
	Tradelink Electronic Commerce, Ltd.	156,000	25,091
	Transport International Holdings, Ltd.	21,349	44,498
	United Laboratories International Holdings, Ltd. (The)	152,000	124,495
	Untrade CW Group Holdings	85,500	477
	Value Partners Group, Ltd.	280,000	198,139
	Vitasoy International Holdings, Ltd.	132,000	509,705
	VPower Group International Holdings, Ltd.	28,000	6,449
	VSTECS Holdings, Ltd.	228,400	225,698
	VTech Holdings, Ltd.	33,900	310,241
	Wai Kee Holdings, Ltd.	100,000	54,292
	Wang On Group, Ltd.	1,820,000	15,705
*	Wealthking Investments, Ltd.	80,000	8,777
	Wharf Real Estate Investment Co., Ltd.	220,000	1,264,346
#	Wing Tai Properties, Ltd.	18,000	10,668
*	Wynn Macau, Ltd.	262,800	504,001
	Xinyi Glass Holdings, Ltd.	356,000	1,261,309
	YTO Express Holdings, Ltd.	72,000	47,096
	Yue Yuen Industrial Holdings, Ltd.	127,500	319,102
*	Yunfeng Financial Group, Ltd.	28,000	10,687
#	Zensun Enterprises, Ltd.	1,420,000	102,251
*	Zhaobangji Properties Holdings, Ltd.	376,000	33,827

TOTAL HONG KONG			62,448,205

IRELAND — (0.6%)
*	AIB Group P.L.C.	156,333	456,721
*	Bank of Ireland Group P.L.C.	296,040	1,734,743
*	Cairn Homes P.L.C.	267,116	347,489
*	Datalex P.L.C.	3,175	1,982
*	FBD Holdings P.L.C.	8,527	80,424
*	Flutter Entertainment P.L.C.	17,217	3,509,859
*	Flutter Entertainment P.L.C.	5,348	1,095,956
	Glanbia P.L.C.	31,501	463,415
*	Glenveagh Properties P.L.C.	32,715	35,860
	Kerry Group P.L.C., Class A	6,832	885,575
	Kingspan Group P.L.C.	40,559	3,607,522
*	Permanent TSB Group Holdings P.L.C.	16,548	27,035
	Smurfit Kappa Group P.L.C.	99,292	5,075,833

TOTAL IRELAND			17,322,414

ISRAEL — (0.6%)
	Adgar Investment and Development, Ltd.	5,179	10,573
*	AFI Properties, Ltd.	7,582	314,811
	Africa Israel Residences, Ltd.	198	10,301
*	Airport City, Ltd.	11,458	190,259
*	Allot, Ltd.	5,136	94,943
	Alony Hetz Properties & Investments, Ltd.	20,158	289,918
*	Alrov Properties and Lodgings, Ltd.	935	48,958
	Amot Investments, Ltd.	28,914	188,529
	Arad, Ltd.	2,137	29,918
	Ashtrom Group, Ltd.	6,992	150,560

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Atreyu Capital Markets, Ltd.	692	$10,686
	AudioCodes, Ltd.	8,905	274,363
#*	Avgol Industries 1953, Ltd.	36,631	33,395
*	Azorim-Investment Development & Construction Co., Ltd.	8,746	36,072
	Azrieli Group, Ltd.	2,180	152,972
	Bank Leumi Le-Israel BM	2,982	20,933
#	Bayside Land Corp., Ltd.	35,516	325,435
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,480	32,960
*	Bezeq The Israeli Telecommunication Corp., Ltd.	302,204	327,904
*	Big Shopping Centers, Ltd.	847	102,069
	Blue Square Real Estate, Ltd.	1,148	84,270
*	Brack Capital Properties NV	663	61,935
#*	Camtek, Ltd.	12,714	437,392
#	Carasso Motors, Ltd.	12,078	62,859
*	Cellcom Israel, Ltd.	7,235	27,972
*	Clal Insurance Enterprises Holdings, Ltd.	14,087	253,292
*	Compugen, Ltd.	6,256	55,059
	Danel Adir Yeoshua, Ltd.	2,392	416,458
	Delek Automotive Systems, Ltd.	20,343	251,509
	Delta-Galil Industries, Ltd.	3,444	94,455
	Dor Alon Energy in Israel 1988, Ltd.	1,244	32,008
	Duniec Brothers, Ltd.	642	27,492
	Electra Consumer Products 1970, Ltd.	2,703	126,572
	Electra, Ltd.	651	360,606
*	Ellomay Capital, Ltd.	725	23,007
#	Energix-Renewable Energies, Ltd.	35,588	139,514
#*	Enlight Renewable Energy, Ltd.	128,494	267,666
	First International Bank Of Israel, Ltd.	9,619	293,282
	FMS Enterprises Migun, Ltd.	2,021	59,114
	Formula Systems 1985, Ltd.	2,359	225,797
	Formula Systems 1985, Ltd., Sponsored ADR	379	35,285
	Fox Wizel, Ltd.	3,070	355,201
#	Freshmarket, Ltd.	10,471	48,328
	Gilat Satellite Networks, Ltd.	7,286	74,692
#	Hadera Paper, Ltd.	1,025	71,923
	Harel Insurance Investments & Financial Services, Ltd.	45,529	476,842
	Hilan, Ltd.	2,338	122,071
	ICL Group, Ltd.	56,668	362,597
	IDI Insurance Co., Ltd.	3,478	134,455
	IES Holdings, Ltd.	199	13,147
#	Inrom Construction Industries, Ltd.	35,497	188,328
	Isracard, Ltd.	54,997	205,451
#	Israel Canada T.R, Ltd.	12,050	45,652
	Israel Discount Bank, Ltd., Class A	181,769	818,252
	Israel Land Development - Urban Renewal, Ltd.	4,076	52,976
	Isras Investment Co., Ltd.	865	188,803
*	Kamada, Ltd.	2,586	15,748
*	Kamada, Ltd.	4,001	24,126
	Kerur Holdings, Ltd.	1,061	31,949
	Klil Industries, Ltd.	140	14,616
	Levinstein Properties, Ltd.	392	10,628
	Magic Software Enterprises, Ltd.	12,519	205,186
	Magic Software Enterprises, Ltd.	4,166	70,617
	Malam - Team, Ltd.	2,870	93,503
	Matrix IT, Ltd.	10,211	268,685
	Maytronics, Ltd.	9,928	202,158
	Mediterranean Towers, Ltd.	7,618	23,306
	Mega Or Holdings, Ltd.	1,064	35,215
*	Mehadrin, Ltd.	180	8,209

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Meitav Dash Investments, Ltd.	4,702	$27,531
#	Melisron, Ltd.	6,033	364,246
	Menora Mivtachim Holdings, Ltd.	9,951	217,116
*	Migdal Insurance & Financial Holdings, Ltd.	126,492	150,685
*	Minrav Holdings, Ltd.	66	14,807
	Mivne Real Estate KD, Ltd.	91,634	251,312
	Mivtach Shamir Holdings, Ltd.	1,141	37,643
	Mizrahi Tefahot Bank, Ltd.	20,418	573,887
	Nawi Brothers, Ltd.	5,461	37,678
	Neto ME Holdings, Ltd.	281	11,456
*	Nice, Ltd.	1,948	469,788
#*	Nice, Ltd., Sponsored ADR	5,315	1,282,137
*	Nova Measuring Instruments, Ltd.	5,347	513,062
	Novolog, Ltd.	78,328	71,482
	NR Spuntech Industries, Ltd.	3,315	9,062
*	Oil Refineries, Ltd.	542,721	149,341
	One Software Technologies, Ltd.	1,003	125,663
#*	OPC Energy, Ltd.	9,616	96,041
	Palram Industries 1990, Ltd.	1,658	15,919
*	Partner Communications Co., Ltd.	5,874	25,573
	Paz Oil Co., Ltd.	3,637	400,671
*	Perion Network, Ltd.	7,349	127,059
	Phoenix Holdings, Ltd. (The)	60,486	537,063
	Plasson Industries, Ltd.	835	44,002
	Prashkovsky Investments and Construction, Ltd.	3,147	103,699
	Priortech, Ltd.	1,051	27,166
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,954	206,977
*	Rapac Communication & Infrastructure, Ltd.	1,869	18,093
	Raval Ics, Ltd.	4,190	13,537
	Sano-Brunos Enterprises, Ltd.	658	61,972
	Scope Metals Group, Ltd.	2,428	70,032
	Shalag Industries, Ltd.	2,338	8,993
#	Shapir Engineering and Industry, Ltd.	32,498	232,645
#*	Shikun & Binui, Ltd.	48,502	325,503
	Shufersal, Ltd.	45,783	370,518
	Strauss Group, Ltd.	1,536	44,872
*	Summit Real Estate Holdings, Ltd.	8,875	144,580
	Tadiran Holdings, Ltd.	857	92,998
	Telsys	1,027	48,882
#*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	70,309	752,306
#	Victory Supermarket Chain, Ltd.	2,523	59,859
	YH Dimri Construction & Development, Ltd.	2,437	144,777

TOTAL ISRAEL			18,424,400

ITALY — (2.2%)
	ACEA SpA	32,542	738,833
	Alerion Cleanpower SpA	2,733	45,386
#*	Amplifon SpA	48,686	2,054,803
	Anima Holding SpA	73,284	378,585
*	Aquafil SpA	1,840	13,238
*	Arnoldo Mondadori Editore SpA	71,171	134,033
	Ascopiave SpA	20,715	100,960
*	Assicurazioni Generali SpA	153,618	3,074,883
#*	Atlantia SpA	59,251	1,155,110
#*	Autogrill SpA	50,225	415,732
	Autostrade Meridionali SpA	304	9,806
*	Avio SpA	4,827	80,318
	Azimut Holding SpA	52,791	1,263,049
*	B&C Speakers SpA	864	11,518

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Banca Generali SpA	28,537	$1,091,118
*	Banca IFIS SpA	5,454	74,539
*	Banca Mediolanum SpA	68,723	641,218
#*	Banca Monte dei Paschi di Siena SpA	519	709
*	Banca Popolare di Sondrio SCPA	63,681	267,743
*	Banca Sistema SpA	7,802	19,507
	Banco BPM SpA	378,573	1,076,736
	Banco di Desio e della Brianza SpA	5,932	20,383
	BasicNet SpA	3,564	19,572
	Be Shaping The Future SpA	21,403	39,335
	BFF Bank SpA	37,643	337,042
*	Biesse SpA	5,151	151,525
*	BPER Banca	383,246	873,231
*	Brunello Cucinelli SpA	11,554	588,136
*	Cairo Communication SpA	35,570	76,351
	Carel Industries SpA	11,454	256,523
*	Cerved Group SpA	67,087	786,985
*	CIR SpA-Compagnie Industriali	143,654	81,105
	CNH Industrial NV	172,286	2,557,511
*	Credito Emiliano SpA	18,908	116,723
	Danieli & C Officine Meccaniche SpA	8,236	131,919
#	Danieli & C Officine Meccaniche SpA	3,599	88,309
	Davide Campari-Milano NV	20,238	238,817
	De’ Longhi SpA	17,554	767,285
	DeA Capital SpA	18,750	32,936
	DiaSorin SpA	6,696	1,137,232
	Digital Bros SpA	1,430	40,498
#*	Elica SpA	6,100	25,219
*	Emak SpA	20,974	35,009
*	Esprinet SpA	14,964	242,379
#*	Eurotech SpA	3,709	22,745
*	Faurecia SE	1,980	107,119
	Ferrari NV	8,345	1,787,767
	Ferrari NV	6,293	1,342,863
	Fiera Milano SpA	15,355	67,363
*	Fila SpA	870	9,950
*	Fincantieri SpA	63,031	48,620
#*	FinecoBank Banca Fineco SpA	185,435	3,189,443
*	FNM SpA	43,781	34,705
#*	Geox SpA	18,566	19,873
	Gruppo MutuiOnline SpA	7,943	426,940
#*	Guala Closures SpA	2,263	22,606
	Hera SpA	322,839	1,299,120
*	Illimity Bank SpA	6,912	80,844
*	IMMSI SpA	53,304	29,845
*	Intek Group SpA	9,436	3,743
	Interpump Group SpA	20,755	1,104,787
*	Intesa Sanpaolo SpA	1,881,633	5,245,827
	Iren SpA	58,641	175,031
	Italgas SpA	175,037	1,141,563
	Italmobiliare SpA	1,641	58,177
#*	IVS Group SA	966	7,185
#*	Juventus Football Club SpA	75,941	66,649
	La Doria SpA	1,145	23,555
	Leonardo SpA	116,594	951,484
#	Maire Tecnimont SpA	22,476	71,904
*	Mediaset SpA	106,584	340,333
*	Mediobanca Banca di Credito Finanziario SpA	224,311	2,533,480
#*	Moncler SpA	73,470	4,503,009

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	Nexi SpA	56,095	$1,074,520
	Openjobmetis SpA agenzia per il lavoro	1,095	11,476
*	OVS SpA	55,291	111,557
	Piaggio & C SpA	38,388	148,665
*	Prima Industrie SpA	1,531	38,460
	Prysmian SpA	47,146	1,475,036
	RAI Way SpA	27,312	160,333
	Recordati Industria Chimica e Farmaceutica SpA	29,360	1,617,694
	Reno de Medici SpA	78,367	98,565
	Reply SpA	8,246	1,121,055
*	Rizzoli Corriere Della Sera Mediagroup SpA	49,861	42,827
	Sabaf SpA	883	23,891
*	Safilo Group SpA	6,117	7,819
#	Saipem SpA	286,831	661,351
#*	Saras SpA	41,476	28,606
*	Sesa SpA	4,205	583,258
	Snam SpA	42,608	239,757
#*	Societa Cattolica di Assicurazioni SC	86,253	511,271
*	Sogefi SpA	15,342	26,063
	SOL SpA	11,608	230,155
	Stellantis NV BMD8F9905	343,867	5,704,058
	Stellantis NV BMD8KX906	116,304	1,927,100
	Stellantis NV N82405106	204,589	3,390,040
	Tamburi Investment Partners SpA	20,828	195,551
*	Technogym SpA	29,344	393,110
	Telecom Italia SpA	1,921,018	1,053,237
	Telecom Italia SpA	1,068,081	626,496
	Telecom Italia SpA, Sponsored ADR	6,420	35,374
	Tenaris SA	6,392	68,541
	Tenaris SA, ADR	4,878	104,292
	Terna Rete Elettrica Nazionale SpA	83,958	618,892
*	Tinexta S.p.A	5,992	179,873
#	UniCredit SpA	111,707	1,147,452
*	Unieuro SpA	4,210	122,346
*	Unipol Gruppo SpA	142,550	779,051
#	UnipolSai Assicurazioni SpA	134,616	418,064
#	Webuild SpA	12,528	26,982
	Zignago Vetro SpA	1,344	27,711

TOTAL ITALY			71,038,908

JAPAN — (19.7%)
	77 Bank, Ltd. (The)	11,200	140,665
	A&A Material Corp.	800	7,301
	A&D Co., Ltd.	7,000	82,923
	ABC-Mart, Inc.	5,200	278,618
	Abist Co., Ltd.	500	13,512
	Achilles Corp.	4,400	56,200
	Acom Co., Ltd.	58,800	252,746
	Adastria Co., Ltd.	10,700	181,692
	ADEKA Corp.	40,600	790,137
	Ad-sol Nissin Corp.	2,000	48,971
	Advan Co., Ltd.	4,700	40,055
	Advantage Risk Management Co., Ltd.	1,200	7,866
	Advantest Corp.	32,300	3,053,481
	Adventure, Inc.	300	17,050
	Aeon Co., Ltd.	85,999	2,346,819
	Aeon Delight Co., Ltd.	7,600	231,887
	Aeon Fantasy Co., Ltd.	2,500	45,857
	AEON Financial Service Co., Ltd.	37,700	429,153

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Aeon Hokkaido Corp.	4,500	$44,476
	AFC-HD AMS Life Science Co., Ltd.	2,000	18,329
	AGS Corp.	1,600	11,752
	Ahresty Corp.	1,800	7,681
	Ai Holdings Corp.	4,400	84,001
	Aica Kogyo Co., Ltd.	6,800	241,349
	Aichi Bank, Ltd. (The)	2,000	51,153
	Aichi Corp.	11,000	85,793
	Aichi Steel Corp.	3,200	97,931
	Aichi Tokei Denki Co., Ltd.	800	30,725
	Aida Engineering, Ltd.	19,900	167,294
	Aiful Corp.	102,800	295,758
#	Ain Holdings, Inc.	8,800	488,434
	Aiphone Co., Ltd.	3,600	56,559
	Air Water, Inc.	70,700	1,169,429
	Airport Facilities Co., Ltd.	2,400	13,336
	Aisan Industry Co., Ltd.	8,200	58,000
	Aisin Corp.	16,800	646,630
	AIT Corp.	4,700	45,311
	Aizawa Securities Co., Ltd.	5,900	51,565
	Ajis Co., Ltd.	2,400	80,725
	Akatsuki Corp.	6,800	21,690
	Akatsuki, Inc.	3,300	120,960
*	Akebono Brake Industry Co., Ltd.	17,600	29,695
	Akita Bank, Ltd. (The)	4,000	50,281
	Albis Co., Ltd.	2,400	51,896
	Alconix Corp.	2,300	31,648
	Alfresa Holdings Corp.	71,400	1,279,894
	Alinco, Inc.	5,700	52,083
#	Alleanza Holdings Co., Ltd.	3,100	34,439
*	Allied Telesis Holdings K.K.	16,600	16,672
	Alpen Co., Ltd.	5,500	117,293
	Alpha Corp.	800	8,716
	Alpha Systems, Inc.	1,000	33,273
	Alps Alpine Co., Ltd.	39,916	483,651
#	Alps Logistics Co., Ltd.	3,600	30,782
	Altech Corp.	10,500	192,720
	Amada Co., Ltd.	87,200	945,806
	Amano Corp.	10,400	282,567
	Amiyaki Tei Co., Ltd.	1,100	28,273
	Amuse, Inc.	1,600	32,826
	Amvis Holdings, Inc.	1,200	70,050
	Anabuki Kosan, Inc.	2,300	43,129
	Anest Iwata Corp.	7,400	66,024
*	Anicom Holdings, Inc.	13,600	126,408
#	Anritsu Corp.	58,100	1,128,859
	AOI TYO Holdings, Inc.	7,300	40,853
	AOKI Holdings, Inc.	5,800	32,228
	Aomori Bank, Ltd. (The)	3,400	71,054
*	Aoyama Trading Co., Ltd.	12,300	93,015
	Aoyama Zaisan Networks Co., Ltd.	5,000	71,340
	Aozora Bank, Ltd.	21,700	467,221
	Apaman Co., Ltd.	1,700	9,149
	Arakawa Chemical Industries, Ltd.	5,000	55,231
	Arata Corp.	4,200	170,815
	Arcland Sakamoto Co., Ltd.	6,200	84,612
	Arcland Service Holdings Co., Ltd.	3,700	73,965
	Arcs Co., Ltd.	14,223	306,076
	Ardepro Co., Ltd.	83,300	41,178

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Arealink Co., Ltd.	5,400	$62,069
	Argo Graphics, Inc.	4,700	132,072
	Ariake Japan Co., Ltd.	1,900	109,996
	Arisawa Manufacturing Co., Ltd.	4,400	38,996
	ARTERIA Networks Corp.	4,800	68,101
	Artiza Networks, Inc.	1,900	32,158
	Artnature, Inc.	4,700	28,511
	ArtSpark Holdings, Inc.	2,300	57,991
*	Aruhi Corp.	13,400	216,246
	As One Corp.	2,200	274,689
	Asahi Broadcasting Group Holdings Corp.	2,300	14,616
	Asahi Co., Ltd.	6,200	83,109
	Asahi Diamond Industrial Co., Ltd.	14,700	68,196
	Asahi Group Holdings, Ltd.	59,300	2,479,514
	Asahi Holdings, Inc.	48,600	981,742
	Asahi Intecc Co., Ltd.	33,200	893,640
	Asahi Intelligence Service Co., Ltd.	700	7,937
	Asahi Kasei Corp.	307,400	3,238,300
	Asahi Kogyosha Co., Ltd.	2,100	54,944
	Asahi Net, Inc.	7,400	48,712
	Asahi Yukizai Corp.	5,300	66,163
	Asante, Inc.	900	14,886
	Asanuma Corp.	2,500	101,643
	Asax Co., Ltd.	1,700	10,668
	Ascentech KK	900	11,998
	Asia Pile Holdings Corp.	3,100	14,421
	Asics Corp.	39,100	621,289
	ASKA Pharmaceutical Holdings Co., Ltd.	5,600	70,381
	ASKUL Corp.	9,500	347,519
	Astellas Pharma, Inc.	230,500	3,469,271
	Asukanet Co., Ltd.	700	6,370
	Ateam, Inc.	6,100	98,042
#	Atom Corp.	13,700	94,068
*	Atsugi Co., Ltd.	3,300	16,327
	Aucnet, Inc.	600	7,115
	Autobacs Seven Co., Ltd.	39,300	526,473
	Avant Corp.	8,000	130,390
#	Avantia Co., Ltd.	4,000	33,190
	Avex, Inc.	8,900	121,765
	Awa Bank, Ltd. (The)	6,200	125,118
	Axial Retailing, Inc.	5,600	223,962
	Azbil Corp.	16,000	646,036
	Azia Co., Ltd.	700	11,976
	Bandai Namco Holdings, Inc.	25,100	1,841,862
	Bando Chemical Industries, Ltd.	5,300	34,610
	Bank of Iwate, Ltd. (The)	3,300	61,325
	Bank of Kochi, Ltd. (The)	2,500	18,880
	Bank of Kyoto, Ltd. (The)	7,600	408,287
	Bank of Nagoya, Ltd. (The)	1,900	47,266
	Bank of Okinawa, Ltd. (The)	4,080	100,070
	Bank of Saga, Ltd. (The)	2,600	32,208
	Bank of the Ryukyus, Ltd.	8,000	51,342
	Bank of Toyama, Ltd. (The)	600	15,157
	Baroque Japan, Ltd.	6,000	41,391
	Base Co., Ltd.	500	28,584
	BayCurrent Consulting, Inc.	4,800	1,308,920
*	Beaglee, Inc.	1,800	22,254
#	Beauty Garage, Inc.	1,000	33,358
	Beenos, Inc.	6,500	178,507

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Belc Co., Ltd.	3,500	$185,749
	Bell System24 Holdings, Inc.	14,500	218,867
	Belluna Co., Ltd.	17,600	186,258
	Benefit One, Inc.	21,100	529,403
	Benesse Holdings, Inc.	22,000	485,800
	BeNEXT Group, Inc.	26,359	344,038
*	Bengo4.com, Inc.	1,000	85,016
	Bic Camera, Inc.	26,900	277,664
	Biofermin Pharmaceutical Co., Ltd.	1,600	43,853
	BML, Inc.	5,500	190,276
#	Bookoff Group Holdings, Ltd.	2,900	26,029
	Bourbon Corp.	1,000	19,464
	BP Castrol K.K	2,500	32,017
	Br Holdings Corp.	4,000	20,558
*	BrainPad, Inc.	600	28,921
	Broadband Tower, Inc.	8,200	18,637
	Broadleaf Co., Ltd.	34,300	171,864
	Broccoli Co., Ltd.	900	13,490
	BRONCO BILLY Co., Ltd.	400	8,639
	Brother Industries, Ltd.	52,700	1,117,404
	Bull-Dog Sauce Co., Ltd.	1,100	23,433
#	Bunka Shutter Co., Ltd.	25,100	219,729
#	Business Brain Showa-Ota, Inc.	2,800	48,123
	Business Engineering Corp.	1,200	37,920
	C Uyemura & Co., Ltd.	2,500	172,048
	CAC Holdings Corp.	5,100	66,370
	Calbee, Inc.	17,800	426,924
#	Can Do Co., Ltd.	3,200	63,124
	Canare Electric Co., Ltd.	1,100	17,690
	Canon Electronics, Inc.	3,600	57,566
	Canon Marketing Japan, Inc.	14,600	352,475
	Canon, Inc., Sponsored ADR	14,250	338,152
	Canon, Inc.	31,800	756,208
	Capcom Co., Ltd.	31,400	1,018,711
	Career Design Center Co., Ltd.	1,800	17,293
	Carlit Holdings Co., Ltd.	6,900	44,184
	Carta Holdings, Inc.	900	12,590
#	Casa, Inc.	3,100	25,877
	Casio Computer Co., Ltd.	46,300	819,799
	Cawachi, Ltd.	5,100	109,704
	CDS Co., Ltd.	300	4,179
	CE Holdings Co., Ltd.	1,900	10,608
	Central Automotive Products, Ltd.	2,300	61,014
	Central Japan Railway Co.	7,255	1,062,943
	Central Security Patrols Co., Ltd.	3,400	91,169
#	Central Sports Co., Ltd.	1,100	23,820
#	Ceres, Inc.	1,200	40,148
*	Change, Inc.	8,000	245,332
	Charm Care Corp. KK	3,300	36,811
	Chiba Bank, Ltd. (The)	57,900	362,061
	Chiba Kogyo Bank, Ltd. (The)	8,900	21,441
	Chieru Co., Ltd.	800	11,276
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	3,700	55,759
	Chino Corp.	2,000	23,971
	Chiyoda Co., Ltd.	5,300	42,488
	Chiyoda Integre Co., Ltd.	1,700	29,199
	Chodai Co., Ltd.	3,600	56,737
	Chofu Seisakusho Co., Ltd.	5,400	100,466
	Chori Co., Ltd.	700	9,619

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chubu Shiryo Co., Ltd.	4,100	$51,161
	Chudenko Corp.	11,100	235,832
*	Chuetsu Pulp & Paper Co., Ltd.	2,000	22,280
	Chugai Pharmaceutical Co., Ltd.	80,100	3,006,546
	Chugai Ro Co., Ltd.	1,900	36,944
	Chugoku Bank, Ltd. (The)	22,000	174,163
	Chugoku Marine Paints, Ltd.	19,000	171,289
	Chukyo Bank, Ltd. (The)	1,900	29,064
#	Chuo Spring Co., Ltd.	2,000	17,593
#	Chuo Warehouse Co., Ltd.	1,000	9,963
	CI Takiron Corp.	22,800	141,672
	Citizen Watch Co., Ltd.	49,700	167,230
	CKD Corp.	3,700	77,953
	CK-San-Etsu Co., Ltd.	900	29,869
	Cleanup Corp.	7,400	36,069
	CMIC Holdings Co., Ltd.	4,200	61,470
	Coca-Cola Bottlers Japan Holdings, Inc.	31,400	502,415
#	cocokara fine, Inc.	5,600	379,713
	COLOPL, Inc.	3,100	22,955
	Colowide Co., Ltd.	9,900	166,590
	Computer Engineering & Consulting, Ltd.	10,700	132,497
	Computer Institute of Japan, Ltd.	2,900	22,938
	COMSYS Holdings Corp.	37,221	1,155,564
	Comture Corp.	7,000	169,329
	Concordia Financial Group, Ltd.	129,168	485,606
	CONEXIO Corp.	9,700	123,174
	Core Corp.	1,700	24,021
	Corona Corp.	4,800	40,806
	Cosel Co., Ltd.	9,300	90,364
	Cosmos Pharmaceutical Corp.	4,000	574,108
	Cota Co., Ltd.	4,412	60,686
	CRE, Inc.	4,700	60,539
	Create Medic Co., Ltd.	1,600	14,706
#*	Create Restaurants Holdings, Inc.	13,700	97,549
	Create SD Holdings Co., Ltd.	10,200	309,284
	Creek & River Co., Ltd.	8,200	116,630
	Cresco, Ltd.	6,000	90,874
*	CROOZ, Inc.	2,100	40,432
	CTI Engineering Co., Ltd.	5,900	133,274
	CTS Co., Ltd.	5,700	44,156
	Cube System, Inc.	2,900	30,265
	Curves Holdings Co., Ltd.	4,300	32,405
	CyberAgent, Inc.	72,800	1,494,033
	Cyberlinks Co., Ltd.	1,400	20,445
	Cybernet Systems Co., Ltd.	7,300	56,880
	Cyberstep, Inc.	3,400	21,909
	Cybozu, Inc.	6,800	154,902
	Dai Nippon Printing Co., Ltd.	17,100	338,840
	Dai Nippon Toryo Co., Ltd.	10,800	84,508
	Daibiru Corp.	8,900	104,119
	Daicel Corp.	84,800	655,251
	Dai-Dan Co., Ltd.	7,000	175,017
	Daido Kogyo Co., Ltd.	1,000	7,785
	Daido Metal Co., Ltd.	9,000	45,854
	Daido Steel Co., Ltd.	8,300	393,806
*	Daidoh, Ltd.	5,000	8,230
	Daifuku Co., Ltd.	17,600	1,739,626
	Daihatsu Diesel Manufacturing Co., Ltd.	4,300	19,614
	Daihen Corp.	5,000	218,543

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiho Corp.	5,000	$181,004
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,388
	Daiichi Jitsugyo Co., Ltd.	2,700	104,115
	Daiichi Kensetsu Corp.	2,300	42,006
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,000	96,189
	Dai-ichi Life Holdings, Inc.	105,500	1,905,020
	Daiichi Sankyo Co., Ltd.	87,200	2,227,124
	Daiken Corp.	6,200	116,936
	Daiken Medical Co., Ltd.	1,900	9,784
	Daiki Aluminium Industry Co., Ltd.	15,900	141,826
	Daikin Industries, Ltd.	18,000	3,630,864
	Daikoku Denki Co., Ltd.	2,000	16,758
	Daikokutenbussan Co., Ltd.	2,800	209,200
	Dainichi Co., Ltd.	4,100	30,176
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	7,200	148,990
	Daio Paper Corp.	3,400	55,760
*	Daiohs Corp.	1,000	9,008
	Daiseki Co., Ltd.	4,900	184,661
	Daishi Hokuetsu Financial Group, Inc.	5,500	118,300
	Daisue Construction Co., Ltd.	2,300	20,262
	Daito Bank, Ltd. (The)	2,000	11,145
	Daito Chemix Corp.	2,500	23,389
	Daito Pharmaceutical Co., Ltd.	3,600	114,225
	Daito Trust Construction Co., Ltd.	23,900	2,541,357
	Daitron Co., Ltd.	1,100	18,747
	Daiwa House Industry Co., Ltd.	116,300	3,448,556
	Daiwa Industries, Ltd.	13,400	136,726
	Daiwa Securities Group, Inc.	105,200	561,360
	Daiwabo Holdings Co., Ltd.	32,500	508,306
	DCM Holdings Co., Ltd.	35,500	354,023
	Dear Life Co., Ltd.	13,500	58,748
	Delica Foods Holdings Co., Ltd.	2,200	12,661
*	DeNA Co., Ltd.	21,200	433,738
	Denka Co., Ltd.	11,100	434,704
	Densan System Co., Ltd.	3,200	95,045
	Denso Corp.	19,800	1,280,129
	Dentsu Group, Inc.	45,000	1,388,864
	Denyo Co., Ltd.	6,000	109,869
	Dexerials Corp.	11,300	208,251
	Diamond Electric Holdings Co., Ltd.	500	12,613
	DIC Corp.	39,100	999,359
	Digital Arts, Inc.	3,700	299,992
	Digital Garage, Inc.	6,200	255,211
	Digital Hearts Holdings Co., Ltd.	5,000	68,031
	Digital Holdings, Inc.	600	10,299
	Digital Information Technologies Corp.	1,100	22,303
	Dip Corp.	10,900	300,919
	Disco Corp.	1,600	516,673
	DKK Co., Ltd.	1,700	38,974
	DKS Co., Ltd.	3,500	116,458
	DMG Mori Co., Ltd.	58,500	945,882
	DMW Corp.	300	9,909
	Doshisha Co., Ltd.	8,900	149,782
#	Double Standard, Inc.	500	17,392
	Doutor Nichires Holdings Co., Ltd.	6,100	91,073
	Dowa Holdings Co., Ltd.	21,200	886,031
*	Dream Incubator, Inc.	1,600	14,692
*	Drecom Co., Ltd.	4,200	28,094
	DTS Corp.	14,200	333,830

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Duskin Co., Ltd.	10,600	$251,780
	Dvx, Inc.	1,300	11,467
	DyDo Group Holdings, Inc.	3,100	143,743
	Eagle Industry Co., Ltd.	6,100	64,767
	East Japan Railway Co.	14,800	1,013,617
	EAT& Holdings Co, Ltd.	1,300	21,590
	Ebara Corp.	26,100	1,115,216
	Ebara Foods Industry, Inc.	1,900	45,727
	Ebara Jitsugyo Co., Ltd.	1,000	44,251
	Ebase Co., Ltd.	6,500	56,726
*	eBook Initiative Japan Co., Ltd.	900	20,696
	Eco’s Co., Ltd.	5,100	86,382
	EDION Corp.	23,600	251,010
	Edulab, Inc.	300	19,677
#	EF-ON, Inc.	8,900	83,586
	eGuarantee, Inc.	8,800	169,276
	E-Guardian, Inc.	3,000	76,847
	Ehime Bank, Ltd. (The)	6,199	51,080
	Eidai Co., Ltd.	3,400	10,049
	Eiken Chemical Co., Ltd.	3,000	59,802
	Eisai Co., Ltd.	27,300	1,780,558
	Eizo Corp.	5,400	200,644
	EJ Holdings, Inc.	5,000	48,861
	Elan Corp.	3,600	42,849
	Elecom Co., Ltd.	9,000	189,041
	Elematec Corp.	8,200	92,228
	EM Systems Co., Ltd.	4,000	29,869
	Endo Lighting Corp.	1,800	11,198
	Enigmo, Inc.	6,800	77,400
	en-japan, Inc.	22,500	682,503
	Enplas Corp.	2,000	76,784
	Entrust, Inc.	2,900	16,926
	EPS Holdings, Inc.	7,100	76,055
	eRex Co., Ltd.	11,600	191,694
	ES-Con Japan, Ltd.	17,600	118,448
	Escrow Agent Japan, Inc.	4,000	9,408
	Eslead Corp.	3,100	44,849
	ESPEC Corp.	4,200	72,626
	Exedy Corp.	8,700	124,911
#	Ezaki Glico Co., Ltd.	11,300	422,892
	F&M Co., Ltd.	1,600	23,122
#	Faith, Inc.	2,300	18,638
	FALCO HOLDINGS Co., Ltd.	3,600	55,002
	FAN Communications, Inc.	18,100	64,531
	Fancl Corp.	36,400	1,189,041
	FANUC Corp.	8,900	2,049,516
	Fast Retailing Co., Ltd.	8,700	7,137,755
	FCC Co., Ltd.	13,700	220,484
#*	FDK Corp.	900	11,545
	Feed One Co., Ltd.	4,620	36,340
	Ferrotec Holdings Corp.	7,400	165,058
*	FFRI Security, Inc.	1,900	34,298
	Fibergate, Inc.	2,200	30,400
	FIDEA Holdings Co., Ltd.	35,900	40,752
	Fields Corp.	3,500	15,991
	Financial Products Group Co., Ltd.	5,500	36,510
	FINDEX, Inc.	5,100	55,724
	First Bank of Toyama, Ltd. (The)	8,100	20,756
	First Brothers Co., Ltd.	900	8,167

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	First Juken Co., Ltd.	2,300	$26,524
	Fixstars Corp.	3,700	33,013
	FJ Next Co., Ltd.	5,400	50,413
	Focus Systems Corp.	3,300	26,900
	Food & Life Cos Ltd.	16,400	731,459
	Forval Corp.	1,100	8,142
	Foster Electric Co., Ltd.	6,000	64,158
	FP Corp.	21,800	846,427
	France Bed Holdings Co., Ltd.	6,300	52,032
#*	Freebit Co., Ltd.	1,600	13,181
#	Freund Corp.	800	5,579
*	Fronteo, Inc.	7,600	50,515
	Frontier Management, Inc.	700	10,660
	F-Tech, Inc.	1,700	10,793
#	FTGroup Co., Ltd.	2,400	29,698
	Fudo Tetra Corp.	3,400	57,930
#	Fuji Co., Ltd.	3,700	69,935
	Fuji Corp.	15,400	409,928
	Fuji Corp.	2,200	26,092
	Fuji Corp., Ltd.	9,000	56,498
	Fuji Die Co., Ltd.	1,600	9,669
	Fuji Electric Co., Ltd.	14,700	669,258
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	28,532
	Fuji Media Holdings, Inc.	13,300	161,839
*	Fuji Oil Co., Ltd.	14,000	29,673
	Fuji Pharma Co., Ltd.	2,800	30,663
	Fuji Seal International, Inc.	23,400	519,560
	Fuji Soft, Inc.	5,900	295,545
	Fujicco Co., Ltd.	3,200	56,221
	FUJIFILM Holdings Corp.	13,700	887,420
	Fujikura Composites, Inc.	5,200	22,521
	Fujikura Kasei Co., Ltd.	12,000	58,310
*	Fujikura, Ltd.	89,200	459,808
	Fujimori Kogyo Co., Ltd.	6,700	252,509
	Fujisash Co., Ltd.	25,100	18,141
	Fujishoji Co., Ltd.	2,500	20,316
	Fujitec Co., Ltd.	17,600	397,965
	Fujitsu General, Ltd.	10,200	270,488
	Fujitsu, Ltd.	21,800	3,463,105
	Fujiya Co., Ltd.	1,500	29,416
	FuKoKu Co., Ltd.	2,000	14,459
	Fukuda Corp.	2,100	90,336
	Fukuda Denshi Co., Ltd.	1,300	103,299
	Fukui Bank, Ltd. (The)	4,700	73,247
	Fukui Computer Holdings, Inc.	2,800	108,669
	Fukuoka Financial Group, Inc.	26,332	449,113
*	Fukushima Galilei Co., Ltd.	3,100	113,999
	Fukuyama Transporting Co., Ltd.	4,700	180,366
	FULLCAST Holdings Co., Ltd.	12,500	217,487
*	Funai Electric Co., Ltd.	5,700	47,684
	Funai Soken Holdings, Inc.	13,550	240,505
#	Furukawa Battery Co., Ltd. (The)	2,000	29,551
	Furukawa Co., Ltd.	9,100	103,068
	Furukawa Electric Co., Ltd.	12,800	339,518
	Furuno Electric Co., Ltd.	3,500	34,134
	Furusato Industries, Ltd.	3,800	44,843
	Furyu Corp.	7,000	62,580
	Fuso Chemical Co., Ltd.	5,600	201,657
	Fuso Pharmaceutical Industries, Ltd.	1,300	28,096

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Futaba Corp.	6,100	$48,073
	Futaba Industrial Co., Ltd.	19,400	92,031
	Future Corp.	8,100	149,985
	Fuyo General Lease Co., Ltd.	10,400	692,915
	G-7 Holdings, Inc.	4,700	125,221
#*	GA Technologies Co., Ltd.	2,700	50,792
	Gakkyusha Co., Ltd.	3,400	39,818
	Gakujo Co., Ltd.	1,900	24,116
	GCA Corp.	4,100	30,371
	Gecoss Corp.	3,400	27,812
	Genki Sushi Co., Ltd.	2,100	46,160
	Genky DrugStores Co., Ltd.	4,300	130,718
	Geo Holdings Corp.	13,700	142,214
*	giftee, Inc.	3,000	88,207
	Giken, Ltd.	5,400	231,066
	GL Sciences, Inc.	1,000	23,972
	GLOBERIDE, Inc.	3,500	137,997
	Glory, Ltd.	20,600	442,273
	Glosel Co., Ltd.	3,100	11,931
#	GMO Financial Holdings, Inc.	17,700	136,452
	GMO GlobalSign Holdings K.K.	2,700	145,433
	GMO internet, Inc.	22,000	653,525
	GMO Payment Gateway, Inc.	8,000	1,017,148
	Goldcrest Co., Ltd.	6,000	87,109
	Goldwin, Inc.	8,600	513,713
#	Good Com Asset Co., Ltd.	1,400	17,848
*	Grace Technology, Inc.	3,000	73,270
	Grandy House Corp.	4,800	19,761
	Gree, Inc.	19,700	103,062
#	gremz, Inc.	1,300	22,081
	GS Yuasa Corp.	14,800	400,615
	GSI Creos Corp.	3,600	38,580
	G-Tekt Corp.	7,000	89,268
#	Gumi, Inc.	7,900	92,868
	Gun-Ei Chemical Industry Co., Ltd.	1,700	37,043
	GungHo Online Entertainment, Inc.	18,710	355,910
	Gunma Bank, Ltd. (The)	27,300	89,308
	H.U. Group Holdings, Inc.	18,200	595,373
	H2O Retailing Corp.	29,760	233,186
	HABA Laboratories, Inc.	700	28,758
	Hachijuni Bank, Ltd. (The)	67,500	230,771
	Hagihara Industries, Inc.	3,200	41,517
	Hagiwara Electric Holdings Co., Ltd.	2,100	49,702
	Hagoromo Foods Corp.	700	20,030
	Hakudo Co., Ltd.	2,100	32,240
	Hakuhodo DY Holdings, Inc.	82,800	1,401,333
	Hakuto Co., Ltd.	6,500	74,109
	Halows Co., Ltd.	3,000	80,532
	Hamakyorex Co., Ltd.	3,400	95,680
	Hamamatsu Photonics KK	5,800	336,181
#	Hamee Corp.	1,600	23,148
	Hankyu Hanshin Holdings, Inc.	17,300	545,626
	Hanwa Co., Ltd.	16,700	496,240
	Happinet Corp.	7,500	101,244
	Hard Off Corp. Co., Ltd.	1,800	12,615
	Harima Chemicals Group, Inc.	5,900	49,528
	Harmonic Drive Systems, Inc.	3,000	201,750
#	Haruyama Holdings, Inc.	2,900	17,512
	Haseko Corp.	182,800	2,452,124

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hashimoto Sogyo Holdings Co., Ltd.	1,100	$26,392
	Hazama Ando Corp.	71,100	542,610
	Heiwa Corp.	11,300	191,568
	Heiwa Real Estate Co., Ltd.	8,100	275,832
	Heiwado Co., Ltd.	9,900	201,290
	Helios Techno Holding Co., Ltd.	4,500	14,739
#*	Hennge KK	1,600	113,474
	Hibino Corp.	800	10,787
	Hibiya Engineering, Ltd.	6,300	106,934
	Hikari Tsushin, Inc.	3,600	724,176
	HI-LEX Corp.	4,100	62,481
	Himacs, Ltd.	1,080	11,114
	Hino Motors, Ltd.	34,300	287,883
	Hinokiya Group Co., Ltd.	2,000	46,450
	Hioki EE Corp.	1,900	93,171
	Hirakawa Hewtech Corp.	3,700	44,680
	Hirano Tecseed Co., Ltd.	2,700	66,272
	Hirata Corp.	1,200	78,982
	Hirogin Holdings, Inc.	37,000	204,531
	Hirose Electric Co., Ltd.	1,625	259,036
#*	Hirose Tusyo, Inc.	800	15,646
	Hiroshima Gas Co., Ltd.	11,900	40,929
	Hisaka Works, Ltd.	6,700	51,108
	Hisamitsu Pharmaceutical Co., Inc.	6,300	367,511
	Hitachi Construction Machinery Co., Ltd.	20,200	620,963
*	Hitachi Metals, Ltd.	29,210	566,324
	Hitachi Transport System, Ltd.	19,400	602,717
	Hitachi Zosen Corp.	74,900	566,444
	Hitachi, Ltd.	82,600	4,088,511
	Hitachi, Ltd., ADR	3,100	306,001
	Hito Communications Holdings, Inc.	800	15,116
	Hochiki Corp.	3,700	42,894
	Hodogaya Chemical Co., Ltd.	1,800	70,051
	Hogy Medical Co., Ltd.	3,600	108,781
	Hokkaido Coca-Cola Bottling Co., Ltd.	1,100	41,834
	Hokkaido Gas Co., Ltd.	5,700	81,230
	Hokkan Holdings, Ltd.	3,800	49,263
#	Hokko Chemical Industry Co., Ltd.	6,700	62,443
	Hokkoku Bank, Ltd. (The)	3,700	82,397
	Hokuetsu Corp.	37,500	194,542
	Hokuetsu Industries Co., Ltd.	6,300	61,151
	Hokuhoku Financial Group, Inc.	23,900	201,378
#	Hokuriku Electric Industry Co., Ltd.	1,800	15,073
#	Hokuriku Electrical Construction Co., Ltd.	6,100	63,423
	Holon Co., Ltd.	700	32,620
#	Honda Motor Co., Ltd., Sponsored ADR	19,456	580,178
	Honda Motor Co., Ltd.	96,700	2,883,575
	Honda Tsushin Kogyo Co., Ltd.	3,200	14,357
	H-One Co., Ltd.	6,200	44,718
#	Honeys Holdings Co., Ltd.	6,200	60,312
	Hoosiers Holdings	13,800	83,162
	Horiba, Ltd.	14,400	937,961
	Hoshizaki Corp.	6,700	595,216
	Hosokawa Micron Corp.	1,600	91,094
*	Hotland Co., Ltd.	4,400	52,751
	House Foods Group, Inc.	14,800	460,207
	Howa Machinery, Ltd.	1,900	15,991
*	HPC Systems, Inc.	1,000	28,011
	Hulic Co., Ltd.	81,600	930,937

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hyakugo Bank, Ltd. (The)	45,200	$131,161
	Hyakujushi Bank, Ltd. (The)	4,100	57,193
	IBJ, Inc.	8,500	70,059
	Ichibanya Co., Ltd.	2,100	92,551
	Ichigo, Inc.	117,200	366,315
	Ichiken Co., Ltd.	2,100	36,177
	Ichikoh Industries, Ltd.	9,000	57,701
	Ichimasa Kamaboko Co., Ltd.	1,300	14,836
	Ichinen Holdings Co., Ltd.	8,600	100,295
	Ichiyoshi Securities Co., Ltd.	9,800	55,598
	Icom, Inc.	3,400	81,048
	ID Holdings Corp.	1,800	22,025
	Idec Corp.	8,500	130,430
	IDOM, Inc.	23,100	133,712
	Ihara Science Corp.	1,300	20,251
*	IHI Corp.	65,100	1,314,675
	Iida Group Holdings Co., Ltd.	22,120	538,718
	IJTT Co., Ltd.	2,200	11,059
	Ikegami Tsushinki Co., Ltd.	1,000	7,848
	I’ll, Inc.	1,900	30,272
*	Imagica Group, Inc.	4,300	19,978
	Imagineer Co., Ltd.	900	9,660
	Imasen Electric Industrial	700	4,534
*	i-mobile Co., Ltd.	2,400	29,270
*	Impact HD, Inc.	1,400	29,243
	Imuraya Group Co., Ltd.	900	19,745
	Inaba Denki Sangyo Co., Ltd.	10,600	247,891
	Inaba Seisakusho Co., Ltd.	3,300	44,287
	Inabata & Co., Ltd.	8,200	123,559
	Inageya Co., Ltd.	4,300	62,727
	Ines Corp.	6,300	80,951
#	I-Net Corp.	2,600	34,829
	Infocom Corp.	10,800	276,238
	Infomart Corp.	63,800	601,511
	Information Services International-Dentsu, Ltd.	7,800	287,453
	Innotech Corp.	2,000	23,779
	Insource Co., Ltd.	2,850	63,894
	Intage Holdings, Inc.	12,400	151,482
	Intelligent Wave, Inc.	3,200	19,457
	Inter Action Corp.	1,700	38,574
	Internet Initiative Japan, Inc.	25,200	561,453
	Inui Global Logistics Co., Ltd.	1,600	16,400
	I-O Data Device, Inc.	5,200	51,433
	I-PEX, Inc.	1,300	22,191
	IPS, Inc.	1,200	27,668
	IR Japan Holdings, Ltd.	3,800	497,731
#	I’rom Group Co., Ltd.	1,500	33,448
#	ISB Corp.	3,500	43,843
	Ise Chemicals Corp.	400	11,872
*	Iseki & Co., Ltd.	5,600	79,676
#	Isetan Mitsukoshi Holdings, Ltd.	98,440	689,729
#	Ishihara Chemical Co., Ltd.	3,100	59,675
	Ishihara Sangyo Kaisha, Ltd.	8,000	66,606
	Ishii Iron Works Co., Ltd.	500	13,263
*	Ishizuka Glass Co., Ltd.	700	11,876
	Isolite Insulating Products Co., Ltd.	1,800	10,410
	Isuzu Motors, Ltd.	117,500	1,193,112
	Itfor, Inc.	5,400	38,616
	ITmedia, Inc.	3,800	66,819

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Ito En, Ltd.	14,000	$775,207
	Itochu Enex Co., Ltd.	31,600	301,446
	Itochu Techno-Solutions Corp.	15,800	546,710
	Itochu-Shokuhin Co., Ltd.	1,900	85,822
	Itoki Corp.	17,500	59,915
*	Itokuro, Inc.	1,000	9,673
	IwaiCosmo Holdings, Inc.	3,900	63,485
	Iwaki & Co., Ltd.	8,200	54,993
	Iwasaki Electric Co., Ltd.	1,900	25,892
	Iwatani Corp.	18,600	1,165,726
	Iwatsu Electric Co., Ltd.	1,800	15,199
	Iwatsuka Confectionery Co., Ltd.	800	31,685
	Iyo Bank, Ltd. (The)	43,700	241,035
	Izumi Co., Ltd.	13,500	537,458
	J Front Retailing Co., Ltd.	36,700	350,423
#*	J Trust Co., Ltd.	11,200	24,591
	JAC Recruitment Co., Ltd.	10,500	163,119
	Jaccs Co., Ltd.	7,000	136,903
	Jafco Group Co., Ltd.	9,100	655,090
*	Jalux, Inc.	1,700	25,484
*	Jamco Corp.	7,000	58,887
#	Janome Sewing Machine Co., Ltd.	3,900	27,357
	Japan Airport Terminal Co., Ltd.	4,600	206,538
#*	Japan Animal Referral Medical Center Co., Ltd.	600	10,756
#	Japan Asia Group, Ltd.	6,800	57,390
*	Japan Asset Marketing Co., Ltd.	39,200	40,884
	Japan Aviation Electronics Industry, Ltd.	10,000	178,509
	Japan Best Rescue System Co., Ltd.	6,900	44,313
*	Japan Cash Machine Co., Ltd.	3,800	20,436
*	Japan Display, Inc.	48,200	20,220
#	Japan Electronic Materials Corp.	2,800	51,720
	Japan Elevator Service Holdings Co., Ltd.	12,600	252,853
	Japan Exchange Group, Inc.	100,200	2,350,032
	Japan Foundation Engineering Co., Ltd.	11,300	50,781
*	Japan Hospice Holdings, Inc.	600	13,732
	Japan Investment Adviser Co., Ltd.	1,500	22,105
	Japan Lifeline Co., Ltd.	20,600	290,325
	Japan Material Co., Ltd.	9,800	113,905
	Japan Medical Dynamic Marketing, Inc.	4,600	88,951
	Japan Post Holdings Co., Ltd.	86,600	727,739
	Japan Post Insurance Co., Ltd.	28,000	539,866
	Japan Property Management Center Co., Ltd.	900	10,488
	Japan Pulp & Paper Co., Ltd.	3,900	129,466
	Japan Securities Finance Co., Ltd.	30,400	224,327
	Japan Steel Works, Ltd. (The)	11,400	276,931
	Japan Transcity Corp.	3,000	13,618
	Japan Wool Textile Co., Ltd. (The)	15,200	135,828
	Jastec Co., Ltd.	2,900	33,320
	JBCC Holdings, Inc.	3,900	49,767
	JCR Pharmaceuticals Co., Ltd.	9,400	256,296
	JCU Corp.	10,300	362,125
	Jeol, Ltd.	11,700	657,925
	JFE Systems, Inc.	1,600	24,928
	JGC Holdings Corp.	57,200	653,887
#*	JIG-SAW, Inc.	300	43,841
	JINS Holdings, Inc.	3,800	266,605
	JK Holdings Co., Ltd.	4,400	32,140
	JM Holdings Co., Ltd.	4,300	81,219
*	JMDC, Inc.	2,300	102,551

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	JMS Co., Ltd.	3,800	$35,146
#*	Joban Kosan Co., Ltd.	1,000	12,900
	J-Oil Mills, Inc.	3,400	57,453
	Joshin Denki Co., Ltd.	5,700	144,022
	Joyful Honda Co., Ltd.	12,000	147,806
	JP-Holdings, Inc.	20,800	59,021
	JSB Co., Ltd.	600	18,084
	JSP Corp.	7,700	125,320
	JSR Corp.	21,700	668,882
	JTEKT Corp.	45,600	411,298
	Juki Corp.	10,400	82,207
	Juroku Bank, Ltd. (The)	4,800	88,612
	Justsystems Corp.	10,500	607,362
	JVCKenwood Corp.	60,820	132,193
	K&O Energy Group, Inc.	2,600	34,009
	Kadokawa Corp.	9,702	386,774
	Kadoya Sesame Mills, Inc.	500	19,217
	Kagome Co., Ltd.	15,200	436,210
	Kajima Corp.	190,001	2,628,284
	Kakaku.com, Inc.	25,800	700,478
	Kaken Pharmaceutical Co., Ltd.	10,600	437,045
	Kameda Seika Co., Ltd.	2,300	96,668
	Kamei Corp.	3,000	30,774
	Kamigumi Co., Ltd.	20,400	397,474
	Kanaden Corp.	7,800	80,111
	Kanagawa Chuo Kotsu Co., Ltd.	1,100	36,509
	Kanamic Network Co., Ltd.	7,600	46,520
#	Kanamoto Co., Ltd.	11,600	284,578
	Kandenko Co., Ltd.	28,500	243,628
	Kaneka Corp.	15,100	588,111
	Kaneko Seeds Co., Ltd.	2,800	40,262
	Kanematsu Corp.	29,100	383,583
	Kanematsu Electronics, Ltd.	3,800	130,402
	Kanemi Co., Ltd.	400	10,813
	Kansai Paint Co., Ltd.	21,700	546,384
	Kansai Super Market, Ltd.	3,700	34,980
	Kanto Denka Kogyo Co., Ltd.	4,400	34,677
	Kao Corp.	36,200	2,327,426
*	Kasai Kogyo Co., Ltd.	9,100	36,186
	Katakura Industries Co., Ltd.	7,900	100,353
	Katitas Co., Ltd.	16,600	497,304
	Kato Sangyo Co., Ltd.	6,700	196,561
	Kato Works Co., Ltd.	3,900	36,618
	Kawada Technologies, Inc.	900	36,151
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	37,857
*	Kawasaki Heavy Industries, Ltd.	63,300	1,519,312
	KDDI Corp.	255,900	7,735,713
	KeePer Technical Laboratory Co., Ltd.	6,600	140,223
	Keihan Holdings Co., Ltd.	9,200	335,938
	Keihanshin Building Co., Ltd.	4,500	61,348
#	Keikyu Corp.	56,100	719,265
	Keio Corp.	11,600	755,135
	Keisei Electric Railway Co., Ltd.	11,000	343,521
	Keiyo Bank, Ltd. (The)	20,400	77,499
#	Keiyo Co., Ltd.	12,200	79,743
	Kenko Mayonnaise Co., Ltd.	1,800	28,566
	Kewpie Corp.	26,900	636,772
	Keyence Corp.	11,200	5,376,590
	KFC Holdings Japan, Ltd.	6,700	177,274

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KFC, Ltd.	1,100	$20,665
	KH Neochem Co., Ltd.	11,500	273,591
	Kikkoman Corp.	21,000	1,290,537
#	Kimoto Co., Ltd.	12,900	30,564
	Kinden Corp.	33,100	563,542
*	Kintetsu Department Store Co., Ltd.	3,500	98,289
*	Kintetsu Group Holdings Co., Ltd.	12,700	455,607
	Kintetsu World Express, Inc.	22,700	547,694
	Kirin Holdings Co., Ltd.	86,400	1,622,526
	Kissei Pharmaceutical Co., Ltd.	4,600	93,475
	Ki-Star Real Estate Co., Ltd.	2,000	66,943
	Kitagawa Corp.	1,000	13,741
	Kita-Nippon Bank, Ltd. (The)	1,600	26,130
	Kitano Construction Corp.	1,200	26,087
	Kitanotatsujin Corp.	15,700	73,146
	Kito Corp.	11,000	179,644
	Kitz Corp.	21,400	134,102
	Kiyo Bank, Ltd. (The)	7,300	96,015
*	KLab, Inc.	11,100	78,096
	Koa Corp.	3,300	45,073
	Kobayashi Pharmaceutical Co., Ltd.	6,700	598,391
	Kobe Bussan Co., Ltd.	20,300	542,298
*	Kobe Electric Railway Co., Ltd.	900	29,219
	Koei Chemical Co., Ltd.	500	12,894
	Koei Tecmo Holdings Co., Ltd.	7,800	347,763
	Kohnan Shoji Co., Ltd.	9,700	262,372
	Kohsoku Corp.	3,100	39,593
	Koito Manufacturing Co., Ltd.	18,700	1,166,518
	Kojima Co., Ltd.	9,900	80,453
	Kokusai Co., Ltd.	1,500	10,034
	Kokusai Pulp & Paper Co., Ltd.	9,600	21,282
	Kokuyo Co., Ltd.	35,700	552,567
	KOMAIHALTEC, Inc.	1,200	21,584
	Komatsu Matere Co., Ltd.	8,900	73,413
	Komatsu Wall Industry Co., Ltd.	1,100	19,493
	Komatsu, Ltd.	84,100	2,472,929
	KOMEDA Holdings Co., Ltd.	10,700	199,336
	Komehyo Holdings Co., Ltd.	2,000	17,242
	Komeri Co., Ltd.	9,100	233,609
	Komori Corp.	14,800	102,190
#	Konaka Co., Ltd.	8,100	24,421
	Konami Holdings Corp.	12,000	715,756
	Kondotec, Inc.	2,500	22,871
	Konica Minolta, Inc.	85,000	482,085
	Konishi Co., Ltd.	14,400	220,697
	Konoike Transport Co., Ltd.	5,100	53,519
	Konoshima Chemical Co., Ltd.	1,900	29,192
	Kose Corp.	4,500	677,409
	Koshidaka Holdings Co., Ltd.	8,400	42,455
	Kotobuki Spirits Co., Ltd.	400	24,004
	Kozo Keikaku Engineering, Inc.	1,300	34,812
	Krosaki Harima Corp.	1,800	72,891
	KRS Corp.	1,000	14,874
#	K’s Holdings Corp.	66,076	901,427
	KU Holdings Co., Ltd.	5,300	47,120
	Kubota Corp.	74,200	1,745,612
	Kumagai Gumi Co., Ltd.	13,800	384,329
	Kumiai Chemical Industry Co., Ltd.	14,200	115,573
#	Kunimine Industries Co., Ltd.	3,100	34,419

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kurabo Industries, Ltd.	3,700	$61,482
	Kuraray Co., Ltd.	50,900	553,294
	Kureha Corp.	5,400	365,240
	Kurimoto, Ltd.	3,100	48,138
	Kurita Water Industries, Ltd.	13,100	605,015
#	Kuriyama Holdings Corp.	8,000	51,029
	Kushikatsu Tanaka Holdings Co.	200	3,151
	Kusuri no Aoki Holdings Co., Ltd.	6,700	469,855
*	KYB Corp.	5,800	155,076
	Kyocera Corp.	17,800	1,080,694
	Kyoden Co., Ltd.	3,100	8,571
	Kyodo Printing Co., Ltd.	2,100	51,901
#	Kyokuto Boeki Kaisha, Ltd.	1,800	22,436
	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,000	181,870
	Kyokuto Securities Co., Ltd.	5,600	41,114
	Kyokuyo Co., Ltd.	4,700	125,966
	KYORIN Holdings, Inc.	9,900	173,434
*	Kyoritsu Printing Co., Ltd.	3,900	4,673
	Kyosan Electric Manufacturing Co., Ltd.	21,800	80,401
	Kyowa Electronic Instruments Co., Ltd.	3,500	12,404
	Kyowa Exeo Corp.	36,600	973,595
	Kyowa Leather Cloth Co., Ltd.	6,600	44,582
	Kyudenko Corp.	14,800	516,051
	Kyushu Financial Group, Inc.	57,240	222,946
#	Kyushu Leasing Service Co., Ltd.	2,100	13,016
	Kyushu Railway Co.	22,000	493,885
	LAC Co., Ltd.	5,200	48,885
	Lacto Japan Co., Ltd.	1,800	45,394
*	LAND Co., Ltd.	70,700	8,422
*	Laox Co., Ltd.	13,500	22,296
	Lasertec Corp.	13,400	2,359,591
	Lawson, Inc.	30,300	1,361,714
	Lecip Holdings Corp.	1,700	8,564
	Life Corp.	7,000	228,402
	LIFULL Co., Ltd.	12,500	44,708
	Like Co., Ltd.	1,800	38,032
	Linical Co., Ltd.	2,500	16,190
	Link And Motivation, Inc.	13,000	74,115
	Lintec Corp.	15,500	337,281
	Lion Corp.	37,200	697,989
	LITALICO, Inc.	2,700	115,990
	Lixil Corp.	29,300	793,646
#	Locondo, Inc.	2,200	34,402
	Look Holdings, Inc.	1,900	20,884
*	M&A Capital Partners Co., Ltd.	4,100	189,533
	M3, Inc.	59,400	4,103,344
	Mabuchi Motor Co., Ltd.	5,500	220,290
	Macnica Fuji Electronics Holdings, Inc.	25,000	503,716
	Macromill, Inc.	16,900	131,000
	Maeda Corp.	43,100	368,276
	Maeda Road Construction Co., Ltd.	8,500	163,438
	Maezawa Kasei Industries Co., Ltd.	2,600	26,383
	Maezawa Kyuso Industries Co., Ltd.	7,400	74,302
	Makino Milling Machine Co., Ltd.	6,200	233,537
	Makita Corp.	21,000	945,740
	Mandom Corp.	4,400	82,467
	Mani, Inc.	9,900	233,338
	MarkLines Co., Ltd.	3,500	92,486
	Mars Group Holdings Corp.	1,900	27,408

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Marubun Corp.	2,800	$13,108
	Maruha Nichiro Corp.	19,100	437,316
	Marui Group Co., Ltd.	27,400	514,961
	Maruichi Steel Tube, Ltd.	3,400	85,105
	Maruka Corp.	2,300	42,223
	Marumae Co., Ltd.	1,800	26,815
	Marusan Securities Co., Ltd.	18,100	104,989
#	Maruwa Unyu Kikan Co., Ltd.	7,200	125,687
	Maruzen CHI Holdings Co., Ltd.	9,400	33,398
	Maruzen Co., Ltd.	3,300	67,361
	Maruzen Showa Unyu Co., Ltd.	2,800	81,491
	Marvelous, Inc.	6,600	50,718
	Matching Service Japan Co., Ltd.	800	7,372
	Matsuda Sangyo Co., Ltd.	5,600	113,754
#	Matsui Construction Co., Ltd.	6,700	44,091
	Matsui Securities Co., Ltd.	31,500	247,301
	Matsumotokiyoshi Holdings Co., Ltd.	19,600	788,243
	Matsuoka Corp.	1,200	20,005
	Matsuyafoods Holdings Co., Ltd.	1,700	53,564
	Max Co., Ltd.	5,900	90,349
*	Maxell Holdings, Ltd.	8,900	104,899
	Maxvalu Nishinihon Co., Ltd.	1,300	21,336
	Maxvalu Tokai Co., Ltd.	3,000	67,980
*	Mazda Motor Corp.	152,400	1,183,417
	McDonald’s Holdings Co. Japan, Ltd.	6,900	315,040
	MCJ Co., Ltd.	20,000	181,721
	Mebuki Financial Group, Inc.	121,100	264,230
	MEC Co., Ltd.	4,700	109,027
	Media Do Co., Ltd.	2,900	151,955
	Medical Data Vision Co., Ltd.	7,500	131,146
	Medical System Network Co., Ltd.	14,700	110,911
	Medipal Holdings Corp.	38,700	712,099
	Medius Holdings Co., Ltd.	2,000	17,708
*	MedPeer, Inc.	4,500	235,856
	Megmilk Snow Brand Co., Ltd.	15,200	304,949
	Meidensha Corp.	12,600	267,257
	Meiji Electric Industries Co., Ltd.	2,500	32,237
	MEIJI Holdings Co., Ltd.	31,300	1,942,275
	Meisei Industrial Co., Ltd.	12,600	88,224
	Meitec Corp.	13,000	724,001
	Meito Sangyo Co., Ltd.	1,800	24,637
	Meiwa Corp.	9,600	41,093
	Meiwa Estate Co., Ltd.	2,500	14,631
	Melco Holdings, Inc.	900	34,221
	Members Co., Ltd.	2,200	51,167
	Menicon Co., Ltd.	7,700	468,363
*	Mercari, Inc.	6,500	319,050
	Mercuria Investment Co., Ltd.	900	6,569
	METAWATER Co., Ltd.	4,400	85,598
	Michinoku Bank, Ltd. (The)	3,100	28,376
	Micronics Japan Co., Ltd.	1,100	17,086
	Mie Kotsu Group Holdings, Inc.	12,800	55,256
	Mikuni Corp.	1,500	4,055
	Milbon Co., Ltd.	7,100	378,060
	Mimaki Engineering Co., Ltd.	4,800	28,289
	Mimasu Semiconductor Industry Co., Ltd.	4,600	117,715
	Minebea Mitsumi, Inc.	57,200	1,434,526
	Ministop Co., Ltd.	3,700	48,241
	Mirait Holdings Corp.	27,500	444,667

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Miroku Jyoho Service Co., Ltd.	7,700	$128,655
	MISUMI Group, Inc.	25,700	725,862
	Mitani Corp.	2,800	182,257
	Mitani Sangyo Co., Ltd.	8,700	32,133
	Mitani Sekisan Co., Ltd.	500	17,431
#	Mito Securities Co., Ltd.	15,500	43,479
*	Mitsuba Corp.	8,400	50,651
	Mitsubishi Chemical Holdings Corp.	426,400	3,174,327
	Mitsubishi Electric Corp.	129,600	1,996,922
	Mitsubishi Estate Co., Ltd.	87,700	1,443,444
	Mitsubishi Gas Chemical Co., Inc.	24,700	570,686
	Mitsubishi HC Capital, Inc.	328,090	1,885,573
	Mitsubishi Heavy Industries, Ltd.	104,800	3,119,724
	Mitsubishi Kakoki Kaisha, Ltd.	1,500	36,721
	Mitsubishi Logisnext Co., Ltd.	19,400	230,988
	Mitsubishi Logistics Corp.	15,499	460,874
*	Mitsubishi Motors Corp.	147,400	399,360
*	Mitsubishi Paper Mills, Ltd.	2,600	8,188
	Mitsubishi Pencil Co., Ltd.	5,300	70,434
	Mitsubishi Research Institute, Inc.	1,800	67,903
	Mitsubishi Shokuhin Co., Ltd.	5,400	146,345
	Mitsubishi UFJ Financial Group, Inc.	1,171,800	6,234,089
	Mitsuboshi Belting, Ltd.	4,000	61,253
	Mitsui Chemicals, Inc.	62,800	1,976,941
*	Mitsui E&S Holdings Co., Ltd.	22,100	107,891
	Mitsui Fudosan Co., Ltd.	107,000	2,326,104
	Mitsui Mining & Smelting Co., Ltd.	20,900	711,478
	Mitsui Sugar Co., Ltd.	2,300	38,042
	Mitsui-Soko Holdings Co., Ltd.	4,800	96,967
	Mitsuuroko Group Holdings Co., Ltd.	11,100	145,142
	Miura Co., Ltd.	3,100	162,625
	Mixi, Inc.	15,600	399,545
	Miyaji Engineering Group, Inc.	1,000	21,033
	Miyazaki Bank, Ltd. (The)	2,300	46,479
	Miyoshi Oil & Fat Co., Ltd.	1,900	21,072
	Mizuho Financial Group, Inc.	111,572	1,570,305
#	Mizuho Financial Group, Inc., ADR	19,384	56,407
	Mizuho Leasing Co., Ltd.	10,000	299,216
	Mizuho Medy Co., Ltd.	700	24,958
	Mizuno Corp.	7,600	149,944
*	Mobile Factory, Inc.	900	12,007
	Mochida Pharmaceutical Co., Ltd.	1,600	55,799
	Modec, Inc.	10,900	207,692
	Monex Group, Inc.	55,000	424,910
	Money Partners Group Co., Ltd.	3,000	6,880
	Monogatari Corp. (The)	2,400	162,448
	MonotaRO Co., Ltd.	41,600	1,056,324
	Morinaga & Co., Ltd.	14,400	479,810
	Morinaga Milk Industry Co., Ltd.	7,600	415,560
	Moriroku Holdings Co., Ltd.	1,200	22,180
	Morita Holdings Corp.	6,200	90,438
	Morito Co., Ltd.	5,400	29,876
	Morozoff, Ltd.	300	14,733
	Mortgage Service Japan, Ltd.	2,000	18,754
	Mory Industries, Inc.	400	9,187
	MrMax Holdings, Ltd.	11,600	69,165
	MS&AD Insurance Group Holdings, Inc.	47,552	1,349,079
	MTI, Ltd.	5,400	37,283
	Mugen Estate Co., Ltd.	5,700	25,271

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	m-up Holdings, Inc.	3,300	$83,175
	Murakami Corp.	1,300	37,382
	Murata Manufacturing Co., Ltd.	5,000	397,537
	Musashino Bank, Ltd. (The)	3,800	56,565
*	Mynet, Inc.	1,700	12,676
	Nabtesco Corp.	33,200	1,493,984
	NAC Co., Ltd.	5,200	43,892
	Nachi-Fujikoshi Corp.	3,500	133,612
	Nafco Co., Ltd.	4,400	88,716
	Nagaileben Co., Ltd.	1,000	23,441
	Nagano Bank, Ltd. (The)	1,400	14,958
	Nagano Keiki Co., Ltd.	4,600	50,135
	Nagase & Co., Ltd.	35,400	533,490
	Nagatanien Holdings Co., Ltd.	3,600	72,781
	Nagawa Co., Ltd.	600	45,346
*	Nagoya Railroad Co., Ltd.	46,400	1,065,756
	Naigai Tec Corp.	800	20,665
	Nakabayashi Co., Ltd.	8,000	43,777
	Nakamoto Packs Co., Ltd.	800	11,434
	Nakamuraya Co., Ltd.	600	20,869
	Nakanishi, Inc.	4,600	94,314
	Nakano Corp.	6,500	22,574
	Nakayamafuku Co., Ltd.	4,800	21,090
	Namura Shipbuilding Co., Ltd.	16,000	26,951
	Nankai Electric Railway Co., Ltd.	15,900	351,198
	Nanto Bank, Ltd. (The)	5,300	88,628
	Natori Co., Ltd.	2,000	34,904
	NEC Capital Solutions, Ltd.	4,700	87,334
	NEC Corp.	38,400	2,232,409
	NEC Networks & System Integration Corp.	36,900	634,778
	Neos Corp.	1,700	8,398
	NET One Systems Co., Ltd.	35,300	1,155,480
	Neturen Co., Ltd.	14,100	69,997
	New Art Holdings Co., Ltd.	1,600	14,825
	Nexon Co., Ltd.	34,200	1,131,242
	Nextage Co., Ltd.	15,000	237,470
#	NF Holdings Corp.	1,100	18,613
	NFC Holdings, Inc.	600	12,050
	NGK Insulators, Ltd.	18,900	345,424
	NGK Spark Plug Co., Ltd.	23,600	394,115
	NHK Spring Co., Ltd.	66,200	488,911
	Nicca Chemical Co., Ltd.	3,100	29,923
	Nice Corp.	700	12,612
#	Nichia Steel Works, Ltd.	1,000	2,746
	Nichias Corp.	10,100	263,834
	Nichiban Co., Ltd.	1,500	25,405
	Nichiden Corp.	4,700	88,701
	Nichiha Corp.	4,800	139,549
	Nichi-iko Pharmaceutical Co., Ltd.	10,500	87,976
	Nichirei Corp.	27,400	692,955
	Nichireki Co., Ltd.	5,000	65,600
	Nichirin Co., Ltd.	1,430	22,459
	Nidec Corp.	28,000	3,233,128
#	Nidec Corp., Sponsored ADR	10,600	308,036
	Nifco, Inc.	55,600	1,899,495
	Nihon Chouzai Co., Ltd.	4,500	72,998
	Nihon Dengi Co., Ltd.	1,800	64,973
	Nihon Flush Co., Ltd.	3,000	34,300
	Nihon House Holdings Co., Ltd.	14,000	41,394

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Kagaku Sangyo Co., Ltd.	2,300	$27,484
	Nihon Kohden Corp.	38,600	1,167,206
	Nihon M&A Center, Inc.	53,000	1,384,611
	Nihon Nohyaku Co., Ltd.	14,300	71,511
	Nihon Parkerizing Co., Ltd.	26,200	253,580
	Nihon Plast Co., Ltd.	4,600	23,640
	Nihon Tokushu Toryo Co., Ltd.	1,600	14,888
	Nihon Unisys, Ltd.	42,800	1,355,745
#	Nihon Yamamura Glass Co., Ltd.	1,200	10,199
	Niitaka Co., Ltd.	500	11,892
	Nikkiso Co., Ltd.	21,800	224,165
	Nikko Co., Ltd.	9,800	64,375
	Nikkon Holdings Co., Ltd.	11,100	232,820
	Nikon Corp.	51,200	482,101
	Nintendo Co., Ltd.	21,600	12,390,900
	Nippi, Inc.	600	20,466
	Nippn Corp.	8,900	127,090
	Nippo Corp.	7,300	191,182
	Nippon Air Conditioning Services Co., Ltd.	2,400	16,115
	Nippon Aqua Co., Ltd.	2,000	11,021
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	26,231
	Nippon Carbide Industries Co., Inc.	2,000	24,411
	Nippon Carbon Co., Ltd.	1,400	58,722
	Nippon Chemical Industrial Co., Ltd.	1,300	34,842
	Nippon Chemiphar Co., Ltd.	500	10,362
	Nippon Coke & Engineering Co., Ltd.	41,900	38,326
	Nippon Commercial Development Co., Ltd.	6,900	105,897
	Nippon Concept Corp.	1,200	17,134
	Nippon Concrete Industries Co., Ltd.	700	2,468
	Nippon Densetsu Kogyo Co., Ltd.	12,400	201,194
	Nippon Dry-Chemical Co., Ltd.	2,100	31,992
	Nippon Express Co., Ltd.	23,400	1,790,891
	Nippon Felt Co., Ltd.	2,900	11,552
	Nippon Fine Chemical Co., Ltd.	5,100	67,407
	Nippon Gas Co., Ltd.	53,100	934,264
	Nippon Hume Corp.	3,300	21,544
	Nippon Kayaku Co., Ltd.	50,700	468,929
#	Nippon Kodoshi Corp.	800	24,803
	Nippon Koei Co., Ltd.	4,400	118,877
	Nippon Light Metal Holdings Co., Ltd.	25,260	491,974
	Nippon Paint Holdings Co., Ltd.	77,500	1,106,997
	Nippon Paper Industries Co., Ltd.	11,200	137,784
	Nippon Parking Development Co., Ltd., Class C	53,600	76,571
	Nippon Pillar Packing Co., Ltd.	12,000	194,262
	Nippon Piston Ring Co., Ltd.	900	8,982
	Nippon Road Co., Ltd. (The)	1,200	87,149
	Nippon Sanso Holdings Corp.	12,200	229,511
	Nippon Seiki Co., Ltd.	9,100	99,796
	Nippon Seisen Co., Ltd.	1,200	46,370
	Nippon Sharyo, Ltd.	3,700	78,964
	Nippon Shinyaku Co., Ltd.	7,600	512,647
	Nippon Shokubai Co., Ltd.	5,000	262,795
	Nippon Signal Co., Ltd.	12,900	109,540
	Nippon Soda Co., Ltd.	9,900	287,415
	Nippon Steel Trading Corp.	5,300	187,264
	Nippon Suisan Kaisha, Ltd.	98,700	462,518
	Nippon Systemware Co., Ltd.	2,600	46,968
	Nippon Telegraph & Telephone Corp.	122,800	3,096,141
	Nippon Thompson Co., Ltd.	19,900	117,977

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Yakin Kogyo Co., Ltd.	1,140	$19,627
	Nipro Corp.	56,900	684,813
	Nishimatsu Construction Co., Ltd.	15,000	399,260
	Nishimatsuya Chain Co., Ltd.	8,600	134,930
	Nishimoto Co., Ltd.	2,100	49,166
	Nishi-Nippon Financial Holdings, Inc.	23,200	149,075
	Nishi-Nippon Railroad Co., Ltd.	9,000	232,501
	Nishio Rent All Co., Ltd.	7,600	209,930
	Nissan Chemical Corp.	27,600	1,418,993
*	Nissan Motor Co., Ltd.	183,800	922,666
	Nissan Shatai Co., Ltd.	21,900	141,161
#	Nissan Tokyo Sales Holdings Co., Ltd.	5,300	11,637
	Nissei ASB Machine Co., Ltd.	2,600	119,949
	Nissei Plastic Industrial Co., Ltd.	4,000	36,505
	Nissha Co., Ltd.	6,800	79,736
	Nisshin Group Holdings Co., Ltd.	14,600	62,823
	Nisshin Oillio Group, Ltd. (The)	8,400	236,254
	Nisshin Seifun Group, Inc.	17,980	290,418
	Nisshinbo Holdings, Inc.	26,604	203,272
	Nissin Corp.	4,200	50,720
	Nissin Electric Co., Ltd.	10,200	112,473
	Nissin Foods Holdings Co., Ltd.	6,100	432,252
	Nissin Sugar Co., Ltd.	2,600	41,845
	Nisso Corp.	4,200	27,307
	Nissui Pharmaceutical Co., Ltd.	3,800	34,239
	Nitori Holdings Co., Ltd.	7,900	1,414,933
	Nitta Corp.	4,200	101,108
	Nitta Gelatin, Inc.	5,200	30,293
#	Nitto Boseki Co., Ltd.	1,400	49,347
	Nitto Denko Corp.	23,000	1,903,347
	Nitto Fuji Flour Milling Co., Ltd.	300	20,059
	Nitto Kogyo Corp.	7,600	133,691
	Nitto Kohki Co., Ltd.	3,300	59,430
	Nitto Seiko Co., Ltd.	8,700	43,592
	Nittoc Construction Co., Ltd.	4,800	34,705
	NJS Co., Ltd.	3,300	60,496
	Noda Corp.	1,400	10,685
	Noevir Holdings Co., Ltd.	5,600	246,960
	NOF Corp.	18,600	982,949
	Nohmi Bosai, Ltd.	4,900	92,587
	Nojima Corp.	15,400	384,193
	Nomura Co., Ltd.	27,200	197,860
	Nomura Holdings, Inc.	304,800	1,638,347
	Nomura Holdings, Inc., Sponsored ADR	22,606	122,977
	Nomura Micro Science Co., Ltd.	1,600	65,827
	Nomura Real Estate Holdings, Inc.	45,500	1,121,690
	Nomura Research Institute, Ltd.	34,566	1,060,798
	Noritake Co., Ltd.	1,700	56,259
	Noritsu Koki Co., Ltd.	5,700	134,735
	Noritz Corp.	9,800	145,939
	NS Solutions Corp.	11,100	335,711
	NS Tool Co., Ltd.	3,800	53,079
	NSD Co., Ltd.	26,300	428,226
	NSK, Ltd.	23,800	219,475
*	NTN Corp.	106,000	301,154
	NTT Data Corp.	101,000	1,572,666
	Obara Group, Inc.	2,600	88,181
	Obayashi Corp.	255,800	2,340,433
	OBIC Business Consultants Co., Ltd.	2,100	123,181

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Obic Co., Ltd.	6,600	$1,271,991
	Ocean System Corp.	1,000	9,989
	Ochi Holdings Co., Ltd.	800	9,369
	Odakyu Electric Railway Co., Ltd.	20,700	560,638
	Oenon Holdings, Inc.	11,900	42,211
	Ogaki Kyoritsu Bank, Ltd. (The)	6,800	122,238
	Ohara, Inc.	700	10,077
	Ohashi Technica, Inc.	2,500	32,757
#	Ohba Co., Ltd.	3,000	23,243
*	Ohki Healthcare Holdings Co., Ltd.	2,800	31,597
	Ohmoto Gumi Co., Ltd.	100	5,037
	Oiles Corp.	5,300	75,490
*	Oisix ra daichi, Inc.	4,600	124,732
	Oita Bank, Ltd. (The)	2,400	41,377
	Oji Holdings Corp.	111,600	703,950
	Okabe Co., Ltd.	12,800	85,780
	Okamoto Industries, Inc.	3,000	111,334
	Okamoto Machine Tool Works, Ltd.	400	12,123
	Okamura Corp.	20,900	259,627
	Okasan Securities Group, Inc.	44,000	183,004
	Oki Electric Industry Co., Ltd.	32,200	340,326
	Okinawa Cellular Telephone Co.	3,700	167,469
	OKUMA Corp.	6,400	345,551
	Okumura Corp.	10,600	265,465
	Okura Industrial Co., Ltd.	3,400	59,563
	Okuwa Co., Ltd.	8,300	89,011
	Olympic Group Corp.	2,900	20,338
	Olympus Corp.	156,900	3,229,240
	Omron Corp.	8,700	658,816
	Ono Pharmaceutical Co., Ltd.	29,400	740,552
	Onoken Co., Ltd.	6,400	76,473
	Onward Holdings Co., Ltd.	40,800	112,238
	Open House Co., Ltd.	41,700	1,731,650
	Optex Group Co., Ltd.	4,600	69,994
*	Optim Corp.	5,400	137,809
	Optorun Co., Ltd.	3,800	101,686
	Oracle Corp.	6,100	571,906
#	Orchestra Holdings, Inc.	900	23,675
	Organo Corp.	2,200	147,301
	Orient Corp.	225,200	307,603
#	Oriental Consultants Holdings Co., Ltd.	2,100	48,446
	Oriental Land Co., Ltd.	6,200	878,917
*	Oriental Shiraishi Corp.	40,000	107,604
	Origin Co., Ltd.	1,200	14,695
	Oro Co., Ltd.	1,800	58,522
	Osaka Gas Co., Ltd.	33,600	650,361
	Osaka Organic Chemical Industry, Ltd.	1,300	48,613
	Osaka Soda Co., Ltd.	2,800	63,218
	Osaki Electric Co., Ltd.	9,400	49,161
	OSG Corp.	19,400	323,545
	Otsuka Corp.	28,500	1,433,652
	Otsuka Holdings Co., Ltd.	7,300	279,769
	OUG Holdings, Inc.	1,000	25,476
	Outsourcing, Inc.	57,700	886,665
	Oyo Corp.	6,700	80,114
#	Ozu Corp.	700	13,740
	Pacific Industrial Co., Ltd.	8,800	94,647
	Pack Corp. (The)	3,300	82,293
	PAL GROUP Holdings Co., Ltd.	5,900	83,402

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	PALTAC Corp.	8,100	$422,026
	Pan Pacific International Holdings Corp.	62,700	1,351,519
	Panasonic Corp.	339,600	3,987,584
#	Panasonic Corp., Sponsored ADR	24,160	285,571
	PAPYLESS Co., Ltd.	1,300	24,339
	Paraca, Inc.	900	13,677
	Paramount Bed Holdings Co., Ltd.	9,600	190,489
	Paris Miki Holdings, Inc.	2,800	6,826
*	Park24 Co., Ltd.	50,200	969,808
	Parker Corp.	5,500	25,322
#	Pasco Corp.	2,100	26,941
#	Pasona Group, Inc.	16,200	289,228
	PC Depot Corp.	9,220	38,301
	PCA Corp.	600	24,705
	PCI Holdings, Inc.	2,900	37,311
	Pegasus Sewing Machine Manufacturing Co., Ltd.	7,900	37,623
	Penta-Ocean Construction Co., Ltd.	114,900	895,801
*	PeptiDream, Inc.	13,400	573,553
	Persol Holdings Co., Ltd.	118,500	2,182,324
	Pickles Corp.	1,200	36,906
	Pigeon Corp.	19,300	655,013
	Pilot Corp.	11,100	354,635
	Piolax, Inc.	5,600	76,327
	Pipedo HD, Inc.	900	13,566
	Plenus Co., Ltd.	600	11,113
	Pola Orbis Holdings, Inc.	39,500	1,022,937
	Poletowin Pitcrew Holdings, Inc.	14,300	147,867
*	PR Times, Inc.	700	20,503
	Premium Group Co., Ltd.	3,300	76,369
	Press Kogyo Co., Ltd.	20,000	58,374
	Pressance Corp.	10,600	155,855
	Prestige International, Inc.	32,200	213,950
	Pronexus, Inc.	4,500	46,803
*	Prored Partners Co., Ltd.	1,300	35,990
	Pro-Ship, Inc.	3,900	50,000
	Prospect Co., Ltd.	140,700	41,210
	Proto Corp.	4,200	44,689
	PS Mitsubishi Construction Co., Ltd.	11,100	65,386
	Punch Industry Co., Ltd.	8,400	42,269
*	QB Net Holdings Co., Ltd.	3,500	56,422
	Qol Holdings Co., Ltd.	9,500	119,326
	Quick Co., Ltd.	7,200	81,690
	Raccoon Holdings, Inc.	2,900	84,120
	Raito Kogyo Co., Ltd.	9,700	155,986
	Raiznext Corp.	11,000	116,066
	Rakus Co., Ltd.	25,000	509,122
	Rakuten Group, Inc.	71,000	902,564
	RareJob, Inc.	1,100	19,740
	Rasa Corp.	2,500	20,544
	Rasa Industries, Ltd.	4,100	82,198
	Raysum Co., Ltd.	7,500	58,018
	Recruit Holdings Co., Ltd.	260,500	11,745,288
	Relia, Inc.	16,800	199,944
	Relo Group, Inc.	40,500	832,297
	Renaissance, Inc.	3,900	40,169
	Rengo Co., Ltd.	78,800	654,022
*	RENOVA, Inc.	16,000	503,913
	Resona Holdings, Inc.	31,545	129,861
	Retail Partners Co., Ltd.	7,900	87,131

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rheon Automatic Machinery Co., Ltd.	3,700	$39,118
	Ricoh Co., Ltd.	86,300	922,212
	Ricoh Leasing Co., Ltd.	8,200	260,140
	Ride On Express Holdings Co., Ltd.	3,000	46,084
*	Right On Co., Ltd.	4,800	29,479
	Riken Keiki Co., Ltd.	2,700	68,710
	Riken Technos Corp.	13,600	59,954
	Riken Vitamin Co., Ltd.	2,600	32,368
	Rinnai Corp.	3,600	361,492
	Rion Co., Ltd.	2,900	75,700
	Riso Kagaku Corp.	4,400	53,219
	Rix Corp.	900	12,362
#	Rock Field Co., Ltd.	2,200	30,985
	Rohto Pharmaceutical Co., Ltd.	53,300	1,367,209
	Rokko Butter Co., Ltd.	1,000	14,548
	Roland DG Corp.	4,300	66,836
	Rorze Corp.	2,000	180,534
#	Rozetta Corp.	600	11,761
*	Ryobi, Ltd.	4,800	69,500
	Ryoden Corp.	7,900	118,291
	Ryohin Keikaku Co., Ltd.	116,900	2,462,049
	Ryosan Co., Ltd.	10,000	196,827
	Ryoyo Electro Corp.	1,500	37,039
	S Foods, Inc.	2,300	68,455
	S&B Foods, Inc.	1,300	58,071
	Sac’s Bar Holdings, Inc.	5,000	28,488
	Sagami Rubber Industries Co., Ltd.	2,000	19,188
	Saibu Gas Co., Ltd.	13,000	303,490
	Saison Information Systems Co., Ltd.	3,100	60,614
	Saizeriya Co., Ltd.	3,900	85,601
	Sakai Chemical Industry Co., Ltd.	3,600	62,160
	Sakai Heavy Industries, Ltd.	1,000	18,964
	Sakai Moving Service Co., Ltd.	2,400	109,437
	Sakai Ovex Co., Ltd.	1,400	38,028
	Sakata INX Corp.	23,000	213,913
	Sakura Internet, Inc.	8,400	50,679
	Sala Corp.	19,400	108,064
	SAMTY Co., Ltd.	14,700	269,240
	San Holdings, Inc.	1,000	9,640
	San ju San Financial Group, Inc.	3,210	38,071
	San-A Co., Ltd.	4,900	188,176
	San-Ai Oil Co., Ltd.	30,700	344,467
	Sanei Architecture Planning Co., Ltd.	3,700	65,274
	Sangetsu Corp.	11,600	163,603
	San-In Godo Bank, Ltd. (The)	19,900	91,354
#*	Sanix, Inc.	16,200	49,963
*	Sanken Electric Co., Ltd.	3,399	158,797
	Sanki Engineering Co., Ltd.	20,800	265,052
	Sanko Metal Industrial Co., Ltd.	500	11,390
	Sankyo Co., Ltd.	8,000	206,854
	Sankyo Frontier Co., Ltd.	1,000	35,183
	Sankyo Seiko Co., Ltd.	13,500	62,947
	Sankyo Tateyama, Inc.	4,500	33,830
	Sankyu, Inc.	14,200	606,201
	Sanoh Industrial Co., Ltd.	2,800	29,499
*	Sansan, Inc.	200	16,435
	Sansei Technologies, Inc.	1,300	9,600
	Sansha Electric Manufacturing Co., Ltd.	1,000	8,357
	Sanshin Electronics Co., Ltd.	5,000	91,169

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co., Ltd.	31,200	$399,599
	Sanwa Holdings Corp.	90,200	1,165,305
	Sanyo Chemical Industries, Ltd.	3,200	152,015
	Sanyo Denki Co., Ltd.	2,800	201,684
	Sanyo Electric Railway Co., Ltd.	1,400	23,753
*	Sanyo Shokai, Ltd.	4,300	30,600
	Sanyo Trading Co., Ltd.	8,000	78,295
	Sapporo Holdings, Ltd.	24,100	480,725
	Sato Foods Co., Ltd.	300	13,446
	Sato Holdings Corp.	9,800	240,718
	Sato Shoji Corp.	3,800	33,721
	Satori Electric Co., Ltd.	2,400	17,456
#	Sawada Holdings Co., Ltd.	4,800	31,453
	Sawai Group Holdings Co., Ltd.	6,400	308,025
	Saxa Holdings, Inc.	1,300	17,593
	SB Technology Corp.	3,400	102,384
	SBI Holdings, Inc.	54,400	1,537,605
*	SBI Insurance Group Co., Ltd.	1,900	23,535
	SBS Holdings, Inc.	4,500	110,526
	Scala, Inc.	6,000	41,511
	SCREEN Holdings Co., Ltd.	9,400	895,223
#	Scroll Corp.	7,900	72,280
	SCSK Corp.	10,243	594,420
	SEC Carbon, Ltd.	200	13,334
	Secom Co., Ltd.	14,100	1,175,014
	Secom Joshinetsu Co., Ltd.	200	7,130
	Seed Co., Ltd.	2,100	14,096
	Sega Sammy Holdings, Inc.	39,900	572,672
*	Seibu Holdings, Inc.	49,800	535,541
	Seika Corp.	4,100	62,260
	Seikagaku Corp.	7,100	65,197
	Seikitokyu Kogyo Co., Ltd.	5,900	46,986
	Seiko Epson Corp.	52,300	892,322
	Seiko Holdings Corp.	6,400	113,028
	Seiko PMC Corp.	3,900	28,013
	Seino Holdings Co., Ltd.	19,500	268,133
	Seiren Co., Ltd.	12,500	216,429
	Seiwa Electric Manufacturing Co., Ltd.	1,700	9,231
	Sekisui Chemical Co., Ltd.	19,200	334,759
	Sekisui House, Ltd.	76,800	1,555,401
	Sekisui Jushi Corp.	6,900	133,928
	Sekisui Kasei Co., Ltd.	9,600	50,267
#	SEMITEC Corp.	500	19,673
	Senko Group Holdings Co., Ltd.	43,020	396,108
	Senshu Electric Co., Ltd.	4,100	127,626
	Senshu Ikeda Holdings, Inc.	45,500	70,341
*	Senshukai Co., Ltd.	11,400	40,679
	Septeni Holdings Co., Ltd.	18,400	84,823
	Seria Co., Ltd.	18,700	677,671
	Seven & I Holdings Co., Ltd.	97,600	4,213,988
	Seven Bank, Ltd.	319,000	686,940
	SG Holdings Co., Ltd.	38,500	874,302
	Sharp Corp.	25,500	430,322
	Shibaura Electronics Co., Ltd.	1,200	38,562
	Shibaura Machine Co., Ltd.	4,700	112,092
	Shibaura Mechatronics Corp.	1,700	92,898
	Shibusawa Warehouse Co., Ltd. (The)	900	17,188
#	Shibuya Corp.	3,000	91,105
*	Shidax Corp.	3,800	10,120

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	SHIFT, Inc.	2,400	$349,355
	Shiga Bank, Ltd. (The)	4,100	81,032
	Shikibo, Ltd.	3,500	29,939
	Shikoku Bank, Ltd. (The)	3,800	24,294
	Shikoku Chemicals Corp.	14,500	162,787
	Shima Seiki Manufacturing, Ltd.	8,300	167,048
	Shimadzu Corp.	31,000	1,086,331
	Shimamura Co., Ltd.	5,500	544,113
	Shimano, Inc.	3,900	891,754
	Shimizu Bank, Ltd. (The)	1,900	27,537
	Shimizu Corp.	122,100	1,000,498
	Shimojima Co., Ltd.	4,600	48,658
	Shin Nippon Air Technologies Co., Ltd.	3,000	59,112
	Shin Nippon Biomedical Laboratories, Ltd.	3,700	24,508
	Shinagawa Refractories Co., Ltd.	1,700	46,515
*	Shindengen Electric Manufacturing Co., Ltd.	1,600	49,911
	Shin-Etsu Chemical Co., Ltd.	29,200	4,929,020
	Shin-Etsu Polymer Co., Ltd.	18,500	175,359
	Shin-Keisei Electric Railway Co., Ltd.	600	11,879
	Shinki Bus Co., Ltd.	800	22,939
	Shinko Electric Industries Co., Ltd.	8,000	258,011
	Shinko Shoji Co., Ltd.	6,600	45,159
	Shinmaywa Industries, Ltd.	19,900	178,266
	Shinnihon Corp.	8,500	65,764
	Shin-Nihon Tatemono Co., Ltd.	4,300	15,346
	Shinnihonseiyaku Co., Ltd.	3,000	57,164
	Shinoken Group Co., Ltd.	16,300	174,449
*	Shinsei Bank, Ltd.	53,800	784,746
	Shinsho Corp.	1,300	26,788
	Shinwa Co., Ltd.	2,600	47,868
	Shinwa Co., Ltd.	2,600	18,626
	Shionogi & Co., Ltd.	22,500	1,186,182
	Ship Healthcare Holdings, Inc.	25,200	660,438
	Shiseido Co., Ltd.	75,000	5,457,845
	Shizuki Electric Co., Inc.	1,200	6,811
	Shizuoka Bank, Ltd. (The)	49,000	376,001
	Shizuoka Gas Co., Ltd.	17,900	152,084
	SHO-BOND Holdings Co., Ltd.	6,200	258,821
	Shoei Co., Ltd.	7,000	265,616
#	Shoei Foods Corp.	1,500	55,105
	Shofu, Inc.	2,000	36,743
	Showa Denko K.K.	19,700	596,508
	Showa Sangyo Co., Ltd.	2,600	70,298
	Sigma Koki Co., Ltd.	700	10,987
	SIGMAXYZ, Inc.	3,900	76,196
*	Silver Life Co., Ltd.	500	11,232
	Sinanen Holdings Co., Ltd.	3,000	81,862
	Sinfonia Technology Co., Ltd.	7,000	92,786
	Sinko Industries, Ltd.	5,800	119,412
	Sintokogio, Ltd.	8,900	60,929
	SK-Electronics Co., Ltd.	3,800	43,826
	SKY Perfect JSAT Holdings, Inc.	42,800	180,060
#*	Skylark Holdings Co., Ltd.	49,100	729,281
	SMC Corp.	2,400	1,394,585
	SMK Corp.	800	19,151
	SMS Co., Ltd.	29,600	807,688
	Snow Peak, Inc.	2,500	88,810
	SNT Corp.	2,900	6,838
	Soda Nikka Co., Ltd.	6,600	32,322

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sodick Co., Ltd.	14,600	$132,318
	Soft99 Corp.	1,100	12,961
	Softbank Corp.	80,400	1,036,385
	SoftBank Group Corp.	232,868	20,983,914
	Softcreate Holdings Corp.	3,500	79,136
	Software Service, Inc.	900	84,362
	Sohgo Security Services Co., Ltd.	12,700	556,803
#	Soiken Holdings, Inc.	9,300	46,020
	Soken Chemical & Engineering Co., Ltd.	3,500	66,658
	Solasto Corp.	14,400	187,591
#	SoldOut, Inc.	800	11,351
	Soliton Systems K.K.	5,500	87,920
	Solxyz Co., Ltd.	1,300	10,652
	Sompo Holdings, Inc.	37,900	1,408,559
	Sony Group Corp.	157,000	15,696,687
	Sotetsu Holdings, Inc.	13,100	266,504
	Sotoh Co., Ltd.	2,400	17,512
	Space Co., Ltd.	2,900	23,590
	Space Value Holdings Co., Ltd.	5,400	36,851
	Sparx Group Co., Ltd.	37,300	97,510
	SPK Corp.	2,500	29,800
	S-Pool, Inc.	26,800	230,000
	Sprix, Ltd.	3,000	27,125
	Square Enix Holdings Co., Ltd.	15,300	848,389
	SRA Holdings	6,000	140,969
	St Marc Holdings Co., Ltd.	3,900	60,424
	Star Mica Holdings Co., Ltd.	5,300	53,400
	Star Micronics Co., Ltd.	9,000	135,650
	Starts Corp., Inc.	14,600	357,598
	St-Care Holding Corp.	1,700	18,332
	Stella Chemifa Corp.	2,700	73,802
	Step Co., Ltd.	1,000	14,820
	Strike Co., Ltd.	2,000	83,722
	Studio Alice Co., Ltd.	3,300	70,149
	Subaru Corp.	100,400	1,866,782
	Subaru Enterprise Co., Ltd.	500	37,034
	Sugi Holdings Co., Ltd.	11,600	890,929
	Sugimoto & Co., Ltd.	3,600	74,353
	Sumida Corp.	6,400	65,336
	Suminoe Textile Co., Ltd.	500	9,165
	Sumitomo Bakelite Co., Ltd.	13,400	542,613
	Sumitomo Chemical Co., Ltd.	519,331	2,650,768
	Sumitomo Dainippon Pharma Co., Ltd.	27,500	477,435
	Sumitomo Densetsu Co., Ltd.	6,500	137,992
	Sumitomo Electric Industries, Ltd.	78,500	1,168,072
	Sumitomo Forestry Co., Ltd.	48,800	1,126,794
	Sumitomo Heavy Industries, Ltd.	32,500	945,964
	Sumitomo Metal Mining Co., Ltd.	26,400	1,117,732
	Sumitomo Mitsui Construction Co., Ltd.	61,200	261,120
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	1,036,682
	Sumitomo Mitsui Financial Group, Inc.	96,100	3,375,870
	Sumitomo Mitsui Trust Holdings, Inc.	42,000	1,431,469
*	Sumitomo Precision Products Co., Ltd.	1,700	33,647
	Sumitomo Realty & Development Co., Ltd.	32,000	1,068,189
	Sumitomo Riko Co., Ltd.	4,100	26,615
	Sumitomo Seika Chemicals Co., Ltd.	3,400	120,878
	Sumitomo Warehouse Co., Ltd. (The)	11,800	152,807
	Sun Frontier Fudousan Co., Ltd.	15,400	134,426
	Suncall Corp.	2,600	10,649

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sundrug Co., Ltd.	24,900	$848,548
	Suntory Beverage & Food, Ltd.	36,400	1,228,693
	Sun-Wa Technos Corp.	4,000	40,131
	Suruga Bank, Ltd.	23,900	85,651
	Suzuden Corp.	2,200	26,872
	Suzuken Co., Ltd.	16,390	590,654
	Suzuki Co., Ltd.	2,800	30,302
	Suzuki Motor Corp.	20,100	762,725
	SWCC Showa Holdings Co., Ltd.	8,400	121,650
	Sysmex Corp.	30,500	3,046,448
	System D, Inc.	700	9,842
	System Information Co., Ltd.	1,100	10,079
	System Research Co., Ltd.	2,300	42,259
	System Support, Inc.	700	9,603
	Systems Engineering Consultants Co., Ltd.	1,000	24,921
	Systena Corp.	21,100	433,290
	Syuppin Co., Ltd.	10,000	106,537
	T Hasegawa Co., Ltd.	7,500	140,124
*	T RAD Co., Ltd.	800	13,906
	T&D Holdings, Inc.	68,900	845,558
	T&K Toka Co., Ltd.	9,500	65,902
	Tachibana Eletech Co., Ltd.	3,100	44,374
	Tachikawa Corp.	2,200	26,091
	Tachi-S Co., Ltd.	6,400	66,569
#	Tadano, Ltd.	33,700	342,618
	Taihei Dengyo Kaisha, Ltd.	4,500	109,298
	Taiho Kogyo Co., Ltd.	1,600	14,129
	Taikisha, Ltd.	11,800	318,158
	Taiko Bank, Ltd. (The)	1,400	18,954
	Taiko Pharmaceutical Co., Ltd.	5,700	61,865
	Taisei Corp.	65,700	2,427,501
	Taisei Lamick Co., Ltd.	2,300	57,501
	Taisei Oncho Co., Ltd.	1,900	34,200
	Taisho Pharmaceutical Holdings Co., Ltd.	2,100	123,807
	Taiyo Holdings Co., Ltd.	7,200	348,601
#	Takachiho Koheki Co., Ltd.	1,200	11,971
	Takamatsu Construction Group Co., Ltd.	5,600	105,627
	Takamiya Co., Ltd.	8,300	39,186
	Takano Co., Ltd.	1,800	10,276
	Takaoka Toko Co., Ltd.	3,000	41,124
#	Takara & Co., Ltd.	2,300	38,631
	Takara Bio, Inc.	4,700	120,095
	Takara Holdings, Inc.	28,400	366,692
	Takara Leben Co., Ltd.	43,500	139,441
	Takara Standard Co., Ltd.	12,200	171,932
	Takasago International Corp.	7,500	181,240
	Takasago Thermal Engineering Co., Ltd.	17,500	263,743
	Takashima & Co., Ltd.	700	11,199
	Takashimaya Co., Ltd.	49,100	542,790
	Takasho Co., Ltd.	2,900	19,693
*	Take And Give Needs Co., Ltd.	1,500	11,322
	TAKEBISHI Corp.	1,000	13,573
	Takeda Pharmaceutical Co., Ltd.	95,130	3,177,389
#	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,752	96,058
	Takeei Corp.	6,200	70,392
	Takemoto Yohki Co., Ltd.	2,800	23,927
	Takeuchi Manufacturing Co., Ltd.	10,900	293,820
	Takihyo Co., Ltd.	2,000	34,117
	Takisawa Machine Tool Co., Ltd.	1,100	11,471

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takuma Co., Ltd.	21,000	$431,234
	Tama Home Co., Ltd.	6,300	145,987
#	Tamagawa Holdings Co., Ltd.	1,300	19,380
	Tamron Co., Ltd.	3,000	65,054
	Tanseisha Co., Ltd.	12,700	96,411
	Tatsuta Electric Wire and Cable Co., Ltd.	13,000	70,920
	Tayca Corp.	6,000	75,465
	Tazmo Co., Ltd.	3,900	65,339
	Tbk Co., Ltd.	3,900	14,709
	TBS Holdings, Inc.	9,000	175,724
	TDC Soft, Inc.	3,600	35,059
	TechMatrix Corp.	10,400	199,655
	TECHNO ASSOCIE Co., Ltd.	3,000	29,061
	Techno Horizon Co., Ltd.	4,600	50,759
	Techno Quartz, Inc.	100	28,269
	Techno Ryowa, Ltd.	4,200	34,303
	Techno Smart Corp.	1,700	19,690
	TechnoPro Holdings, Inc.	16,900	1,242,845
	Tecnos Japan, Inc.	6,800	40,837
	Teijin, Ltd.	87,400	1,438,997
	Teikoku Electric Manufacturing Co., Ltd.	2,000	24,277
	Teikoku Sen-I Co., Ltd.	3,900	73,163
	Teikoku Tsushin Kogyo Co., Ltd.	900	8,772
	Tekken Corp.	4,000	66,933
	Temairazu, Inc.	200	10,116
	Tenma Corp.	4,000	83,874
	Terumo Corp.	40,300	1,523,832
	T-Gaia Corp.	8,600	147,525
	THK Co., Ltd.	16,500	562,892
#	Tigers Polymer Corp.	2,500	10,302
	TIS, Inc.	48,200	1,195,855
	TKC Corp.	7,800	245,208
	Toa Corp.	2,900	22,535
#	Toa Corp.	5,700	127,980
	Toa Oil Co., Ltd.	300	7,449
	TOA ROAD Corp.	900	36,894
	Toagosei Co., Ltd.	38,400	430,024
	Tobishima Corp.	7,330	73,388
	Tobu Railway Co., Ltd.	12,400	319,300
	TOC Co., Ltd.	16,000	103,991
	Tocalo Co., Ltd.	22,400	304,097
	Tochigi Bank, Ltd. (The)	17,000	27,079
	Toda Corp.	57,500	410,510
*	Toda Kogyo Corp.	800	15,021
	Toei Animation Co., Ltd.	3,100	352,722
	Toei Co., Ltd.	1,500	334,852
#	Toell Co., Ltd.	2,200	16,878
	Toenec Corp.	3,800	132,235
	Toho Bank, Ltd. (The)	24,600	47,954
	Toho Co., Ltd.	9,400	374,618
*	Toho Co., Ltd.	2,300	36,308
	Toho Gas Co., Ltd.	18,000	1,003,184
	Toho Holdings Co., Ltd.	26,100	441,567
	Toho Titanium Co., Ltd.	4,300	39,526
	Toho Zinc Co., Ltd.	2,300	47,901
	Tohoku Bank, Ltd. (The)	2,400	22,780
	Tohokushinsha Film Corp.	5,900	37,769
	Tokai Carbon Co., Ltd.	53,100	864,102
	Tokai Corp.	4,500	98,982

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TOKAI Holdings Corp.	23,900	$195,559
	Tokai Rika Co., Ltd.	9,500	153,792
	Tokai Tokyo Financial Holdings, Inc.	62,600	235,166
#	Token Corp.	2,320	207,195
	Tokio Marine Holdings, Inc.	71,500	3,428,917
	Tokushu Tokai Paper Co., Ltd.	1,300	52,404
	Tokyo Century Corp.	22,600	1,397,168
	Tokyo Electron Device, Ltd.	1,100	57,062
	Tokyo Electron, Ltd.	18,000	8,175,378
	Tokyo Energy & Systems, Inc.	10,800	92,660
	Tokyo Gas Co., Ltd.	52,400	1,063,400
	Tokyo Individualized Educational Institute, Inc.	6,800	35,662
	Tokyo Keiki, Inc.	2,900	27,682
	Tokyo Kiraboshi Financial Group, Inc.	4,285	46,615
	Tokyo Ohka Kogyo Co., Ltd.	7,100	470,511
*	Tokyo Rope Manufacturing Co., Ltd.	800	7,612
	Tokyo Sangyo Co., Ltd.	7,300	40,097
	Tokyo Seimitsu Co., Ltd.	8,700	411,238
	Tokyo Steel Manufacturing Co., Ltd.	5,800	56,317
	Tokyo Tatemono Co., Ltd.	61,500	910,526
*	Tokyo Theatres Co., Inc.	3,200	36,103
	Tokyotokeiba Co., Ltd.	3,300	178,685
	Tokyu Construction Co., Ltd.	30,500	157,860
	Tokyu Corp.	50,483	649,244
	Tokyu Fudosan Holdings Corp.	180,000	1,001,867
	Tokyu Recreation Co., Ltd.	300	13,300
	Toli Corp.	14,500	32,886
	Tomato Bank, Ltd.	3,000	28,227
	Tomoe Corp.	3,500	11,815
	Tomoe Engineering Co., Ltd.	3,000	57,124
	Tomoku Co., Ltd.	2,700	43,963
	TOMONY Holdings, Inc.	28,300	76,222
	Tomy Co., Ltd.	44,000	377,818
	Tonami Holdings Co., Ltd.	1,200	58,329
	Topcon Corp.	34,000	463,877
	Toppan Forms Co., Ltd.	17,300	182,645
	Toppan Printing Co., Ltd.	19,640	335,404
	Topre Corp.	7,700	103,057
	Topy Industries, Ltd.	4,600	55,687
	Toray Industries, Inc.	485,107	3,016,499
	Torex Semiconductor, Ltd.	900	15,080
*	Toridoll Holdings Corp.	6,400	101,051
	Torigoe Co., Ltd. (The)	3,600	26,475
*	Torikizoku Holdings Co., Ltd.	700	10,167
	Torishima Pump Manufacturing Co., Ltd.	6,900	55,545
	Tosei Corp.	14,000	138,589
	Toshiba Corp.	37,500	1,549,921
	Toshiba TEC Corp.	10,000	399,590
	Tosho Co., Ltd.	2,400	39,368
	Totech Corp.	2,700	72,351
	Totetsu Kogyo Co., Ltd.	7,600	176,147
	TOTO, Ltd.	10,200	530,299
	Totoku Electric Co., Ltd.	800	18,206
	Tottori Bank, Ltd. (The)	1,400	14,372
	Tow Co., Ltd.	17,400	50,430
	Towa Bank, Ltd. (The)	3,400	18,898
	Towa Corp.	7,800	153,723
	Towa Pharmaceutical Co., Ltd.	6,400	132,513
	Toyo Construction Co., Ltd.	28,700	153,899

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Corp.	4,000	$38,658
#	Toyo Denki Seizo K.K.	2,600	29,939
#*	Toyo Engineering Corp.	18,500	118,578
	Toyo Ink SC Holdings Co., Ltd.	20,400	376,615
	Toyo Kanetsu K.K.	5,100	116,873
#	Toyo Logistics Co., Ltd.	7,500	21,610
	Toyo Machinery & Metal Co., Ltd.	5,800	27,831
	Toyo Securities Co., Ltd.	25,300	38,967
	Toyo Seikan Group Holdings, Ltd.	51,100	598,908
	Toyo Suisan Kaisha, Ltd.	22,100	901,127
	Toyo Tanso Co., Ltd.	4,500	88,288
	Toyo Wharf & Warehouse Co., Ltd.	900	12,418
	Toyobo Co., Ltd.	31,223	377,735
	Toyoda Gosei Co., Ltd.	12,700	311,281
	Toyota Boshoku Corp.	31,100	580,218
	Toyota Industries Corp.	8,300	666,398
	Toyota Motor Corp.	44,118	3,301,093
	TPR Co., Ltd.	7,300	104,763
	Trancom Co., Ltd.	3,100	240,628
	Transaction Co., Ltd.	7,000	83,204
	Transcosmos, Inc.	9,900	282,762
	Trend Micro, Inc.	23,300	1,109,054
#	Tri Chemical Laboratories, Inc.	3,200	106,439
	Trusco Nakayama Corp.	15,400	398,172
	TS Tech Co., Ltd.	25,600	356,933
*	TSI Holdings Co., Ltd.	23,500	69,777
	Tsubaki Nakashima Co., Ltd.	15,700	234,165
	Tsubakimoto Chain Co.	8,400	225,229
	Tsubakimoto Kogyo Co., Ltd.	1,300	40,840
	Tsugami Corp.	12,700	202,904
*	Tsukada Global Holdings, Inc.	1,400	4,354
	Tsuruha Holdings, Inc.	6,200	716,710
	Tsurumi Manufacturing Co., Ltd.	5,900	93,389
	Tsutsumi Jewelry Co., Ltd.	2,500	53,274
#	Tsuzuki Denki Co., Ltd.	600	10,117
	TV Asahi Holdings Corp.	6,800	124,626
	Tv Tokyo Holdings Corp.	4,600	93,253
*	UACJ Corp.	12,400	287,694
	Ubicom Holdings, Inc.	800	23,167
	Uchida Yoko Co., Ltd.	4,900	209,647
	Ueki Corp.	1,200	16,484
	ULS Group, Inc.	1,000	28,861
	Ulvac, Inc.	8,400	383,894
	Unicharm Corp.	29,500	1,146,675
	Uniden Holdings Corp.	1,000	23,332
	Union Tool Co.	900	28,493
	Unipres Corp.	13,800	132,466
	UNIRITA, Inc.	600	10,479
*	United Arrows, Ltd.	10,000	175,780
	United Super Markets Holdings, Inc.	20,700	209,439
	UNITED, Inc.	4,400	52,184
*	Universal Entertainment Corp.	3,700	90,010
	UPR Corp.	500	13,056
#	Urbanet Corp. Co., Ltd.	9,800	27,790
	Usen-Next Holdings Co., Ltd.	4,300	80,054
	Ushio, Inc.	32,100	425,137
	USS Co., Ltd.	31,300	567,964
	UT Group Co., Ltd.	17,200	572,303
	Utoc Corp.	2,100	9,959

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	UUUM, CO., Ltd.	3,100	$45,915
	V Technology Co., Ltd.	3,700	186,727
	Valor Holdings Co., Ltd.	13,900	296,942
	Valqua, Ltd.	8,000	151,882
	Value HR Co., Ltd.	1,600	24,106
	ValueCommerce Co., Ltd.	5,900	189,195
	Valuence Holdings, Inc.	1,500	37,011
	V-Cube, Inc.	4,500	117,455
#	Vector, Inc.	17,100	146,927
	Vega Corp. Co., Ltd.	1,200	18,551
	Vertex Corp.	1,600	37,454
	VINX Corp.	2,100	19,640
*	Vision, Inc.	3,000	27,681
	Vital KSK Holdings, Inc.	15,000	96,415
	VT Holdings Co., Ltd.	37,300	143,846
	Wacoal Holdings Corp.	23,900	539,535
	Wacom Co., Ltd.	39,100	250,636
	Waida Manufacturing Co., Ltd.	800	8,319
	Wakachiku Construction Co., Ltd.	3,200	37,279
	Wakita & Co., Ltd.	12,500	120,309
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	44,497
	Waseda Academy Co., Ltd.	1,200	9,742
	Watahan & Co., Ltd.	8,600	101,517
	Watts Co., Ltd.	1,800	14,672
	Wavelock Holdings Co., Ltd.	1,400	9,111
	WDB Holdings Co., Ltd.	6,600	140,718
	Weathernews, Inc.	1,600	77,986
	Welbe, Inc.	1,700	22,593
	Welcia Holdings Co., Ltd.	17,100	533,467
	Wellnet Corp.	9,400	47,799
	West Holdings Corp.	13,884	452,031
	West Japan Railway Co.	9,700	536,272
	Will Group, Inc.	8,400	78,205
	WIN-Partners Co., Ltd.	4,900	44,050
	Wood One Co., Ltd.	3,300	43,830
#	Workman Co., Ltd.	3,500	228,133
*	World Co., Ltd.	10,200	130,662
	World Holdings Co., Ltd.	3,600	91,394
	Wowow, Inc.	1,700	41,425
	Xebio Holdings Co., Ltd.	8,300	65,779
	Yahagi Construction Co., Ltd.	7,200	51,841
	Yaizu Suisankagaku Industry Co., Ltd.	1,300	11,655
	Yakult Honsha Co., Ltd.	18,400	895,650
#	YAKUODO Holdings Co., Ltd.	4,600	99,351
	YAMABIKO Corp.	12,800	138,170
	YAMADA Consulting Group Co., Ltd.	3,400	35,729
	Yamada Holdings Co., Ltd.	120,400	599,379
	Yamagata Bank, Ltd. (The)	4,400	40,462
	Yamaguchi Financial Group, Inc.	17,100	101,144
	Yamaha Corp.	7,300	398,401
	Yamaha Motor Co., Ltd.	55,500	1,386,700
	Yamaichi Electronics Co., Ltd.	3,500	51,898
#	YA-MAN, Ltd.	16,600	226,720
	Yamanashi Chuo Bank, Ltd. (The)	3,300	24,973
	Yamatane Corp.	1,400	18,524
	Yamato Corp.	8,000	48,383
	Yamato Holdings Co., Ltd.	28,800	812,270
	Yamato International, Inc.	6,300	18,862
	Yamaya Corp.	1,000	21,160

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamazaki Baking Co., Ltd.	37,400	$592,827
	Yamazawa Co., Ltd.	1,400	21,902
	Yamazen Corp.	18,800	168,026
#	Yaoko Co., Ltd.	7,600	484,780
#	Yashima Denki Co., Ltd.	500	4,346
	Yaskawa Electric Corp.	36,800	1,696,291
	Yasuda Logistics Corp.	2,900	24,781
	Yasunaga Corp.	1,200	12,741
	YE DIGITAL Corp.	3,200	18,481
	Yellow Hat, Ltd.	10,800	181,609
	Yodogawa Steel Works, Ltd.	8,200	180,948
	Yokogawa Bridge Holdings Corp.	12,700	239,385
	Yokogawa Electric Corp.	28,100	510,102
	Yokohama Reito Co., Ltd.	16,900	135,480
	Yokowo Co., Ltd.	3,700	90,272
	Yomeishu Seizo Co., Ltd.	1,400	23,706
	Yondenko Corp.	2,200	65,039
	Yondoshi Holdings, Inc.	3,900	66,206
	Yotai Refractories Co., Ltd.	9,100	87,506
*	Yuasa Funashoku Co., Ltd.	400	11,014
	Yuasa Trading Co., Ltd.	5,300	144,190
	Yurtec Corp.	19,500	139,175
	Yushin Precision Equipment Co., Ltd.	4,400	35,568
	Yushiro Chemical Industry Co., Ltd.	1,500	15,143
	Yutaka Giken Co., Ltd.	900	15,201
	Z Holdings Corp.	387,200	1,785,869
	Zaoh Co., Ltd.	1,600	20,410
	Zenitaka Corp. (The)	900	37,136
	Zenkoku Hosho Co., Ltd.	22,400	1,005,395
	Zenrin Co., Ltd.	9,950	104,978
	Zensho Holdings Co., Ltd.	15,468	387,941
	Zeon Corp.	49,300	786,077
	ZOZO, Inc.	23,800	800,489
	Zuiko Corp.	3,900	38,127
	Zuken, Inc.	1,000	27,446

TOTAL JAPAN			626,897,710

NETHERLANDS — (4.5%)
	Aalberts NV	27,412	1,480,958
#*	ABN AMRO Bank NV	111,792	1,443,472
*	Accell Group NV	7,546	389,204
*	Adyen NV	3,048	7,501,412
	Aegon NV	414,234	1,919,695
	Aegon NV	274,024	1,257,770
#	Akzo Nobel NV	29,854	3,584,592
	AMG Advanced Metallurgical Group NV	6,129	234,763
	Amsterdam Commodities NV	10,798	268,037
	APERAM SA	22,258	1,152,017
*	Arcadis NV	35,876	1,509,028
	ASM International NV	11,733	3,559,522
	ASML Holding NV ACI02GTQ9	5,120	3,323,546
	ASML Holding NV N07059210	47,923	31,058,896
	ASR Nederland NV	84,189	3,676,990
*	B&S Group Sarl	6,958	74,815
*	Basic-Fit NV	10,245	461,188
	BE Semiconductor Industries NV	19,812	1,600,121
*	Beter Bed Holding NV	3,566	23,219
*	Brunel International NV	8,121	108,531
	Coca-Cola European Partners P.L.C.	44,682	2,524,434

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Corbion NV	17,966	$1,052,125
#	Flow Traders	11,803	487,349
#	ForFarmers NV	14,215	94,666
*	Fugro NV	43,405	451,848
*	GrandVision NV	8,498	274,880
	Heijmans NV	10,299	164,626
#	Heineken NV	27,513	3,191,493
*	Hunter Douglas NV	853	69,729
	IMCD NV	16,137	2,343,887
	ING Groep NV	693,801	8,863,294
*	Intertrust NV	29,353	543,479
	Kendrion NV	4,276	119,632
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	22,546
	Koninklijke Ahold Delhaize NV	364,661	9,813,723
*	Koninklijke BAM Groep NV	59,131	163,744
	Koninklijke DSM NV	28,972	5,194,678
	Koninklijke KPN NV	1,749,673	6,035,694
*	Koninklijke Philips NV	103,251	5,838,133
#*	Koninklijke Philips NV	25,868	1,465,181
	Koninklijke Vopak NV	22,662	1,037,652
#*	Lucas Bols NV	3,519	49,979
	Nedap N.V.	2,325	155,239
	NN Group NV	97,388	4,857,564
	Ordina NV	20,715	86,288
	PostNL NV	154,029	804,559
	Prosus N.V.	35,222	3,822,700
	Randstad NV	64,879	4,681,158
*	Signify NV	58,201	3,305,181
*	Sligro Food Group NV	9,894	313,721
	TKH Group NV	13,161	627,656
*	TomTom NV	24,461	214,704
*	Van Lanschot Kempen NV	4,867	142,456
	Wolters Kluwer NV	102,067	9,232,062

TOTAL NETHERLANDS			142,673,836

NEW ZEALAND — (0.4%)
#*	AFT Pharmaceuticals, Ltd.	3,673	12,261
	Arvida Group, Ltd.	46,626	59,900
*	Auckland International Airport, Ltd.	133,485	721,896
#	Briscoe Group, Ltd.	5,956	23,978
	Chorus, Ltd.	165,499	802,816
	Chorus, Ltd., ADR	880	21,754
	Contact Energy, Ltd.	76,864	414,867
	EBOS Group, Ltd.	41,366	880,887
	Fisher & Paykel Healthcare Corp., Ltd.	52,048	1,341,427
	Fletcher Building, Ltd.	190,719	991,533
	Fletcher Building, Ltd.	1,711	8,885
	Freightways, Ltd.	54,822	436,528
#*	Gentrack Group, Ltd.	3,743	4,193
	Hallenstein Glasson Holdings, Ltd.	15,793	83,086
	Heartland Group Holdings, Ltd.	107,019	138,293
	Infratil, Ltd.	217,264	1,105,913
	Investore Property, Ltd.	53,820	80,678
*	Kathmandu Holdings, Ltd.	184,391	191,011
	Mainfreight, Ltd.	10,911	565,421
	Mercury NZ, Ltd.	86,179	426,900
	Meridian Energy, Ltd.	160,529	611,944
#*	NEW Zealand King Salmon Investments, Ltd.	7,998	9,512
#*	NZME, Ltd.	3,265	1,835

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	NZX, Ltd.	90,010	$133,178
	Oceania Healthcare, Ltd.	25,943	24,986
*	Pacific Edge, Ltd.	33,541	27,510
	PGG Wrightson, Ltd.	9,271	22,217
	Port of Tauranga, Ltd.	23,974	126,868
*	Pushpay Holdings, Ltd.	32,428	42,462
*	Rakon, Ltd.	23,774	15,314
*	Restaurant Brands New Zealand, Ltd.	7,513	70,336
	Ryman Healthcare, Ltd.	22,629	228,780
#	Sanford, Ltd.	10,196	33,759
	Scales Corp., Ltd.	17,828	58,145
*	Serko, Ltd.	3,137	15,221
	Skellerup Holdings, Ltd.	41,550	138,002
*	SKY Network Television, Ltd.	434,448	52,802
*	SKYCITY Entertainment Group, Ltd.	208,017	531,215
	Spark New Zealand, Ltd.	459,291	1,445,764
	Summerset Group Holdings, Ltd.	45,213	393,156
*	Synlait Milk, Ltd.	5,457	12,785
*	Tourism Holdings, Ltd.	40,594	74,770
*	TOWER, Ltd.	149,176	92,788
#	Trustpower, Ltd.	9,349	59,016
	Turners Automotive Group, Ltd.	11,522	30,492
	Vector, Ltd.	54,410	162,096
*	Vista Group International, Ltd.	33,814	59,024
	Warehouse Group, Ltd. (The)	44,391	108,408
*	Z Energy, Ltd.	247,598	473,727

TOTAL NEW ZEALAND			13,368,339

NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	97,773	99,680
#*	Adevinta ASA	11,925	218,235
	AF Gruppen ASA	12,331	299,581
#*	Akastor ASA	49,939	34,065
*	Aker Solutions ASA	123,970	215,740
	AKVA GROUP ASA	1,770	19,032
	American Shipping Co., ASA	3,443	12,912
#*	Archer, Ltd.	17,088	10,661
#*	ArcticZymes Technologies ASA	7,230	86,001
*	Asetek A/S	6,406	75,426
	Atea ASA	58,300	1,116,744
	Austevoll Seafood ASA	13,232	168,898
#	Avance Gas Holding, Ltd.	4,868	25,558
#*	Axactor SE	35,548	40,876
*	B2Holding ASA	88,310	94,229
	Bakkafrost P/F	3,650	289,175
	Bonheur ASA	4,820	129,474
#*	Borr Drilling, Ltd.	1,454	1,401
*	Borr Drilling, Ltd.	1,000	1,000
	Borregaard ASA	38,929	856,662
	Bouvet ASA	1,560	129,279
*	Crayon Group Holding ASA	11,638	188,105
	DNB ASA	171,291	3,673,546
	Entra ASA	53,609	1,210,698
	Europris ASA	109,562	745,755
#	Fjordkraft Holding ASA	31,865	238,391
	Gjensidige Forsikring ASA	23,685	537,866
*	Golar LNG, Ltd.	568	6,521
#*	Grieg Seafood ASA	15,229	151,337
*	Hexagon Composites ASA	21,825	128,042

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Kid ASA	9,205	$128,109
	Kitron ASA	67,277	161,876
	Komplett Bank ASA	10,688	13,393
*	Kongsberg Automotive ASA	60,008	19,828
	Kongsberg Gruppen ASA	51,781	1,306,889
	Leroy Seafood Group ASA	57,819	530,053
	Medistim ASA	1,112	36,291
	Mowi ASA	49,358	1,217,672
*	Nekkar ASA	14,901	19,313
*	NEL ASA	81,684	236,509
*	Nordic Nanovector ASA	2,120	6,762
*	Nordic Semiconductor ASA	61,454	1,514,799
	Norsk Hydro ASA	100,640	640,853
	Norway Royal Salmon ASA	6,469	153,766
*	Norwegian Energy Co. ASA	606	10,524
#	Norwegian Finans Holding ASA	28,612	315,618
	Norwegian Property ASA	12,067	21,150
#	Ocean Yield ASA	15,224	54,559
*	Odfjell Drilling, Ltd.	68,093	163,261
*	Olav Thon Eiendomsselskap ASA	2,241	43,122
	Orkla ASA	86,136	877,994
*	Otello Corp. ASA	43,963	173,992
*	Panoro Energy ASA	13,388	34,451
	Pareto Bank ASA	9,104	54,583
*	PGS ASA	155,458	107,123
	Protector Forsikring ASA	24,976	284,017
	Salmar ASA	16,294	1,127,599
	Sbanken ASA	26,868	333,852
#	Scatec ASA	31,690	852,573
*	Schibsted ASA, Class A	13,506	678,728
*	Schibsted ASA, Class B	21,036	918,783
	Selvaag Bolig ASA	18,981	139,300
*	Shelf Drilling, Ltd.	37,794	20,713
*	Solon Eiendom ASA	2,379	10,181
	SpareBank 1 SR-Bank ASA	92,357	1,193,014
	Storebrand ASA	195,214	1,863,341
	Subsea 7 SA	110,774	1,120,035
	TGS NOPEC Geophysical Co., ASA	62,942	950,909
	Tomra Systems ASA	16,058	802,216
	Treasure ASA	7,397	15,204
*	Ultimovacs ASA	1,432	11,034
	Veidekke ASA	36,690	563,438
	Wilh Wilhelmsen Holding ASA, Class A	2,067	43,202
*	XXL ASA	28,854	74,687

TOTAL NORWAY			29,650,206

PORTUGAL — (0.1%)
	Altri SGPS SA	33,575	262,140
	Banco Espirito Santo SA	18,689	0
	Corticeira Amorim SGPS SA	11,203	136,660
#*	CTT-Correios de Portugal SA	51,370	234,121
	EDP Renovaveis SA	43,003	1,024,619
*	Ibersol SGPS SA	5,344	41,159
	Jeronimo Martins SGPS SA	66,309	1,210,767
#*	Mota-Engil SGPS SA	35,962	60,330
	Navigator Co. SA (The)	42,619	143,612
	NOS SGPS SA	125,417	475,470
	REN - Redes Energeticas Nacionais SGPS SA	138,484	405,550
	Sonae SGPS SA	323,749	303,089

TOTAL PORTUGAL			4,297,517

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.7%)
	Accordia Golf Trust	207,400	$3,320
	AEM Holdings, Ltd.	37,300	114,574
	Ascendas India Trust	105,600	112,513
	Avarga, Ltd.	145,200	36,008
#	Best World International, Ltd.	54,600	10,372
	Boustead Projects, Ltd.	5,100	4,058
	Boustead Singapore, Ltd.	67,100	50,833
#	BRC Asia, Ltd.	23,800	27,873
	Bukit Sembawang Estates, Ltd.	56,500	199,803
	Bund Center Investment, Ltd.	5,250	2,216
	CapitaLand, Ltd.	139,000	387,485
	Centurion Corp., Ltd.	64,200	16,645
	China Aviation Oil Singapore Corp., Ltd.	103,700	87,852
	China Sunsine Chemical Holdings, Ltd.	147,900	62,610
	Chip Eng Seng Corp., Ltd.	200,500	73,683
#	City Developments, Ltd.	163,900	969,545
*	COSCO Shipping International Singapore Co., Ltd.	268,200	66,385
	CSE Global, Ltd.	175,300	74,936
	Dairy Farm International Holdings, Ltd.	71,500	311,528
	Dasin Retail Trust	7,900	4,368
	DBS Group Holdings, Ltd.	182,763	4,095,910
	Del Monte Pacific, Ltd.	92,600	23,604
	Delfi, Ltd.	52,600	34,571
*	Ezion Holdings, Ltd.	350,280	2,132
#*	Ezra Holdings, Ltd.	194,482	301
	Far East Orchard, Ltd.	50,200	42,981
	Food Empire Holdings, Ltd.	66,800	47,564
	Fraser and Neave, Ltd.	73,600	81,357
	Frasers Property, Ltd.	90,300	83,992
	Frencken Group, Ltd.	50,100	58,602
	Fu Yu Corp., Ltd.	139,000	32,843
*	Gallant Venture, Ltd.	272,800	26,682
	Genting Singapore, Ltd.	222,000	143,978
	Great Eastern Holdings, Ltd.	9,300	160,347
	GuocoLand, Ltd.	118,666	147,925
*	Halcyon Agri Corp., Ltd.	28,372	5,832
	Hanwell Holdings, Ltd.	60,700	22,584
	Haw Par Corp., Ltd.	25,600	253,730
#	Ho Bee Land, Ltd.	72,400	148,498
	Hong Fok Corp., Ltd.	41,300	27,684
	Hong Leong Asia, Ltd.	47,900	37,326
#	Hong Leong Finance, Ltd.	56,000	105,945
	Hongkong Land Holdings, Ltd.	140,000	692,330
	Hour Glass, Ltd. (The)	66,500	47,206
	HRnetgroup, Ltd.	119,200	58,196
	Hutchison Port Holdings Trust	1,016,200	253,525
	iFAST Corp., Ltd.	21,300	107,146
	InnoTek, Ltd.	33,100	23,965
	k1 Ventures, Ltd.	17,100	0
*	Lian Beng Group, Ltd.	142,400	54,032
	Metro Holdings, Ltd.	101,500	57,496
	Micro-Mechanics Holdings, Ltd.	4,500	11,250
#*	Midas Holdings, Ltd.	200,100	5,413
	NetLink NBN Trust	130,400	95,007
	NSL, Ltd.	2,000	1,397

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	OUE, Ltd.	50,100	$55,267
	Oversea-Chinese Banking Corp., Ltd.	261,066	2,386,541
	Oxley Holdings, Ltd.	293,584	56,103
	Q&M Dental Group Singapore, Ltd.	44,400	20,854
*	Raffles Education Corp., Ltd.	6,903	1,037
	Raffles Medical Group, Ltd.	77,679	67,110
	Riverstone Holdings, Ltd.	37,800	41,152
*	SATS, Ltd.	114,760	349,139
	SBS Transit, Ltd.	12,200	28,938
#*	Sembcorp Marine, Ltd.	1,337,300	210,403
#	Sheng Siong Group, Ltd.	187,800	218,433
	SIA Engineering Co., Ltd.	26,900	45,996
	SIIC Environment Holdings, Ltd.	471,800	83,377
	Sinarmas Land, Ltd.	101,700	22,937
	Singapore Exchange, Ltd.	159,400	1,248,691
	Singapore Post, Ltd.	529,700	306,228
	Singapore Press Holdings, Ltd.	286,500	395,576
	Singapore Technologies Engineering, Ltd.	308,300	891,898
	Singapore Telecommunications, Ltd.	520,900	977,284
	Singapore Telecommunications, Ltd.	9,600	18,071
	Stamford Land Corp., Ltd.	54,500	16,968
	StarHub, Ltd.	111,900	113,387
	Straits Trading Co., Ltd.	44,700	92,619
*	Swiber Holdings, Ltd.	50,250	770
	Tuan Sing Holdings, Ltd.	71,119	20,001
	UMS Holdings, Ltd.	107,100	115,534
	United Industrial Corp., Ltd.	68,500	144,506
	United Overseas Bank, Ltd.	62,185	1,239,519
	UOB-Kay Hian Holdings, Ltd.	63,874	84,444
	UOL Group, Ltd.	111,351	642,514
	Valuetronics Holdings, Ltd.	128,810	61,301
	Venture Corp., Ltd.	47,000	709,163
	Vicom, Ltd.	32,400	53,036
	Wing Tai Holdings, Ltd.	165,700	238,752
	Yangzijiang Shipbuilding Holdings, Ltd.	1,037,700	1,113,622

TOTAL SINGAPORE			21,679,129

SPAIN — (1.8%)
	Acciona SA	15,392	2,675,776
	Acerinox SA	51,429	713,135
	ACS Actividades de Construccion y Servicios SA	57,596	1,876,520
*	Aena SME SA	9,081	1,578,237
	Alantra Partners SA	4,315	81,903
	Almirall SA	21,340	334,993
*	Amadeus IT Group SA	49,862	3,395,504
*	Amper SA	172,825	39,923
*	Applus Services SA	36,530	386,488
*	Atresmedia Corp. de Medios de Comunicacion SA	35,513	170,913
*	Azkoyen SA	1,659	11,815
	Banco Bilbao Vizcaya Argentaria SA	331,519	1,856,370
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	213,887	1,197,769
*	Banco de Sabadell SA	2,716,676	1,719,989
#	Banco Santander SA	2,030,630	7,833,260
#	Banco Santander SA, Sponsored ADR	69,983	266,635
	Bankinter SA	229,795	1,256,645
	CaixaBank SA	878,083	2,808,956
*	Caja de Ahorros del Mediterraneo	233	0
	Construcciones y Auxiliar de Ferrocarriles SA	8,472	407,893
*	Distribuidora Internacional de Alimentacion SA	124,891	12,262

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
#*	Duro Felguera SA	19,192	$26,873
*	eDreams ODIGEO SA	8,936	52,053
	Elecnor SA	8,214	102,676
	Enagas SA	99,082	2,157,062
*	Ence Energia y Celulosa SA	41,710	183,084
	Ercros SA	7,631	24,387
	Euskaltel SA	30,113	400,604
	Faes Farma SA	93,144	388,093
	Ferrovial SA	18,365	521,396
	Fluidra SA	6,754	234,539
*	Gestamp Automocion SA	40,092	207,021
	Global Dominion Access SA	22,427	110,544
#	Grifols SA	22,267	603,127
	Grupo Catalana Occidente SA	12,633	528,896
	Grupo Empresarial San Jose SA	2,330	16,577
#*	Grupo Ezentis SA	13,405	6,376
	Iberdrola SA	390,462	5,276,678
	Iberpapel Gestion SA	809	18,212
#*	Indra Sistemas SA	85,267	887,188
#	Industria de Diseno Textil SA	142,682	5,076,723
	Laboratorios Farmaceuticos Rovi SA	2,785	161,443
	Liberbank SA	340,157	120,262
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	229,795	450,322
	Mapfre SA	317,829	682,828
*	Mediaset Espana Comunicacion SA	69,871	444,744
*	Metrovacesa S.A.	5,607	51,331
	Naturgy Energy Group SA	46,285	1,189,042
	Neinor Homes SA	7,081	93,472
*	Obrascon Huarte Lain SA	12,647	9,945
	Pharma Mar SA	4,088	467,025
*	Promotora de Informaciones SA, Class A	39,368	43,559
	Prosegur Cash SA	153,049	137,852
	Prosegur Cia de Seguridad SA	88,423	275,023
*	Quabit Inmobiliaria SA	34,647	16,862
*	Realia Business SA	163,953	134,581
	Red Electrica Corp. SA	135,363	2,485,000
#*	Renta Corp. Real Estate SA	3,910	8,939
	Sacyr SA	84,941	235,311
*	Siemens Gamesa Renewable Energy SA	41,453	1,497,275
*	Solaria Energia y Medio Ambiente SA	14,785	303,102
*	Talgo SA	16,172	82,761
*	Tecnicas Reunidas SA	15,110	225,297
#	Telefonica SA, Sponsored ADR	9,774	45,840
	Telefonica SA	567,393	2,629,480
*	Tubacex SA	26,193	52,781
	Unicaja Banco SA	166,366	163,955
	Vidrala SA	7,872	885,990
*	Vocento SA	7,149	9,175
#	Zardoya Otis SA	50,189	317,906

TOTAL SPAIN			58,668,198

SWEDEN — (4.4%)
	AcadeMedia AB	17,378	179,874
	Adapteo Oyj	11,070	139,369
	AddLife AB, Class B	26,573	735,851
*	AddNode Group AB	4,313	147,094
	AddTech AB, Class B	130,441	2,274,004
*	AF Poyry AB	36,672	1,199,935
#	Alfa Laval AB	75,945	2,564,863

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Alimak Group AB	11,756	$202,656
*	Ambea AB	32,909	308,496
*	Annehem Fastigheter AB, Class B	17,670	61,835
*	AQ Group AB	532	22,552
*	Arise AB	5,707	35,412
	Arjo AB, Class B	65,958	650,352
	Assa Abloy AB, Class B	70,871	2,020,502
#	Atlas Copco AB, Class A	104,536	6,339,069
	Atlas Copco AB, Class B	60,746	3,152,045
	Atrium Ljungberg AB, Class B	11,692	244,902
*	Attendo AB	61,296	357,114
	Avanza Bank Holding AB	58,232	2,090,251
	Axfood AB	52,659	1,317,777
	Beijer Alma AB	13,531	303,713
*	Beijer Electronics Group AB	10,291	62,199
	Beijer Ref AB	65,502	1,015,779
	Bergman & Beving AB	7,871	119,880
	Besqab AB	764	14,654
	Betsson AB	61,336	557,300
*	Better Collective A/S	5,738	150,510
*	BHG Group AB	15,899	305,473
#	Bilia AB, Class A	48,348	842,769
#	BillerudKorsnas AB	97,915	1,999,697
	BioGaia AB, Class B	7,871	375,670
	Biotage AB	8,847	190,901
#	Boliden AB	77,159	3,001,293
	Bonava AB, Class B	24,862	294,552
*	Boozt AB	11,337	263,556
	Bravida Holding AB	57,778	857,262
#	BTS Group AB, Class B	554	18,997
	Bufab AB	8,142	215,001
	Bulten AB	2,524	32,440
	Bure Equity AB	18,659	851,597
*	Byggmax Group AB	39,743	346,908
#	Castellum AB	25,073	610,580
*	Catella AB	6,983	27,900
	Catena AB	5,768	278,797
*	Cavotec SA	8,963	27,596
*	CDON AB	898	55,274
	Cellavision AB	1,933	81,968
*	Clas Ohlson AB, Class B	20,654	220,446
	Cloetta AB, Class B	73,406	229,778
*	Collector AB	2,336	8,631
	Concentric AB	21,100	474,201
	Coor Service Management Holding AB	32,992	279,463
	Corem Property Group AB, Class B	16,602	37,262
	Dios Fastigheter AB	21,312	202,855
	Dometic Group AB	93,233	1,467,224
*	Doro AB	6,089	43,034
*	Duni AB	10,324	146,385
#	Dustin Group AB	24,149	301,369
	Eastnine AB	3,292	49,695
	Elanders AB, Class B	1,312	26,983
	Electrolux AB	76,869	2,155,936
*	Electrolux Professional AB, Class B	113,936	721,766
#	Elekta AB, Class B	238,240	3,185,939
*	Elos Medtech AB	1,000	19,960
#*	Eltel AB	18,484	56,815
*	Enea AB	4,907	138,692

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Eolus Vind AB, Class B	4,899	$122,727
	Epiroc AB, Class A	112,386	2,431,753
	Epiroc AB, Class B	66,719	1,306,324
#	Evolution Gaming Group AB	11,625	2,294,875
	eWork Group AB	1,253	14,062
	Fabege AB	119,384	1,779,923
	Fagerhult AB	13,271	91,124
#*	Fastighets AB Balder, Class B	8,105	466,993
#	FastPartner AB, Class A	6,434	70,487
	Fenix Outdoor International AG	1,455	215,339
	Ferronordic AB	3,915	95,396
	FormPipe Software AB	2,952	12,107
#	G5 Entertainment AB	1,969	142,656
*	GARO AB	1,331	104,849
	Getinge AB, Class B	47,640	1,611,233
	GHP Specialty Care AB	7,694	26,838
*	Granges AB	31,289	419,375
#*	H & M Hennes & Mauritz AB, Class B	111,691	2,748,422
*	Haldex AB	15,422	104,009
	Heba Fastighets AB, Class B	7,353	101,710
#	Hexagon AB, Class B	7,789	743,997
*	Hexatronic Group AB	10,696	192,938
	Hexpol AB	67,205	823,960
	HMS Networks AB	6,717	290,506
#*	Hoist Finance AB	29,068	119,401
	Holmen AB, Class B	12,272	579,018
	Hufvudstaden AB, Class A	36,011	574,004
*	Humana AB	6,021	54,534
	Husqvarna AB, Class A	11,102	156,009
	Husqvarna AB, Class B	122,543	1,706,478
	ICA Gruppen AB	36,670	1,690,231
	Indutrade AB	64,155	1,675,450
	Instalco AB	18,799	796,593
#*	International Petroleum Corp.	3,960	13,918
#	Intrum AB	32,520	1,118,402
	INVISIO AB	10,903	244,450
*	Inwido AB	18,358	321,176
#*	ITAB Shop Concept AB, Class B	2,638	5,803
	JM AB	28,922	1,071,440
	Karnov Group AB	2,242	13,168
*	Kindred Group P.L.C.	152,436	2,623,610
	Klovern AB, Class B	168,117	325,400
*	KNOW IT AB	7,822	288,686
#	Kungsleden AB	51,096	594,075
	Lagercrantz Group AB, Class B	69,428	715,830
	LeoVegas AB	18,258	109,195
	Lifco AB, Class B	11,411	1,222,034
	Lime Technologies AB	2,959	114,591
	Lindab International AB	25,338	515,700
	Loomis AB	22,206	727,189
*	Medcap AB	998	28,476
	Medicover AB, Class B	8,811	252,168
*	Mekonomen AB	12,393	212,723
	Midsona AB, Class B	1,345	12,428
#*	Millicom International Cellular SA	27,495	1,086,567
	MIPS AB	7,718	624,328
*	Modern Times Group MTG AB, Class B	30,474	464,905
*	Momentum Group AB, Class B	8,229	191,668
*	Munters Group AB	11,581	113,344

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Mycronic AB	44,608	$1,317,035
	NCC AB, Class B	34,545	651,366
*	Nederman Holding AB	5,019	96,962
*	Nelly Group AB	5,034	22,743
*	New Wave Group AB, Class B	19,982	214,511
	Nibe Industrier AB, Class B	32,522	1,187,736
	Nobia AB	44,971	390,880
*	Nobina AB	23,570	208,342
*	Nordic Entertainment Group AB, Class B	52,169	2,419,988
	Nordic Waterproofing Holding AB	9,203	196,438
	NP3 Fastigheter AB	6,447	118,375
	Nyfosa AB	29,492	354,792
	OEM International AB, Class B	4,380	209,033
*	Pandox AB	29,887	521,837
*	Peab AB, Class B	88,353	1,274,543
	Platzer Fastigheter Holding AB, Class B	17,352	226,867
	Proact IT Group AB	3,698	116,694
#*	Qliro AB	5,033	28,390
	Ratos AB, Class B	120,121	706,909
*	RaySearch Laboratories AB	8,329	81,828
	Resurs Holding AB	50,452	260,768
*	Rottneros AB	32,778	38,068
	Saab AB, Class B	29,463	872,089
	Sagax AB, Class B	10,206	269,541
#	Samhallsbyggnadsbolaget i Norden AB	120,629	458,832
	Samhallsbyggnadsbolaget i Norden AB, Class D	17,400	61,955
#	Sandvik AB	85,431	2,112,661
#*	Scandic Hotels Group AB	32,877	148,231
	Sectra AB, Class B	7,809	557,198
#	Securitas AB, Class B	177,186	3,016,135
*	Semcon AB	4,539	62,173
*	Sensys Gatso Group AB	121,587	17,509
*	Sinch AB	3,082	481,306
	Skandinaviska Enskilda Banken AB, Class A	195,601	2,506,263
	Skandinaviska Enskilda Banken AB, Class C	4,014	51,190
#	Skanska AB, Class B	140,324	3,800,412
	SKF AB, Class A	2,264	59,307
	SKF AB, Class B	48,300	1,247,867
*	SkiStar AB	14,822	224,350
	Svenska Cellulosa AB SCA, Class A	4,573	82,540
#	Svenska Cellulosa AB SCA, Class B	95,228	1,667,573
	Svenska Handelsbanken AB, Class A	181,161	2,097,893
#	Svenska Handelsbanken AB, Class B	4,821	58,892
	Sweco AB, Class B	44,232	786,489
	Swedbank AB, Class A	107,747	1,891,511
*	Swedish Orphan Biovitrum AB	73,355	1,245,342
*	Systemair AB	8,146	245,070
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	703,497
	Telefonaktiebolaget LM Ericsson, Class A	9,123	124,818
	Telefonaktiebolaget LM Ericsson, Class B	399,375	5,485,068
	Telia Co. AB	450,199	1,865,548
	Tethys Oil AB	3,022	21,875
	Thule Group AB	25,543	1,158,573
	Trelleborg AB, Class B	39,265	1,021,511
	Troax Group AB	10,181	369,486
	VBG Group AB, Class B	3,360	70,520
	Vitec Software Group AB, Class B	9,126	430,787
	Vitrolife AB	2,728	102,219
	Volvo AB, Class A	66,571	1,675,129

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Volvo AB, Class B	348,699	$8,515,428
#	Wallenstam AB, Class B	68,724	1,062,097
#	Wihlborgs Fastigheter AB	44,089	901,271

TOTAL SWEDEN			141,461,509

SWITZERLAND — (6.9%)
#	ABB, Ltd., Sponsored ADR	26,720	866,530
	ABB, Ltd.	131,873	4,283,518
	Adecco Group AG	65,788	4,459,081
*	Alcon, Inc.	58,451	4,408,959
*	Alcon, Inc.	2,604	195,588
	Allreal Holding AG	4,957	1,003,318
	ALSO Holding AG	2,262	684,121
*	APG SGA SA	642	153,720
#	Arbonia AG	14,830	256,773
*	Aryzta AG	236,138	266,183
*	Ascom Holding AG	9,499	148,847
	Bachem Holding AG, Class B	784	398,018
	Baloise Holding AG	19,981	3,378,659
	Banque Cantonale de Geneve	319	56,241
	Banque Cantonale Vaudoise	7,610	775,813
	Belimo Holding AG	3,900	1,556,396
	Bellevue Group AG	3,163	134,108
	Berner Kantonalbank AG	1,979	462,807
	BKW AG	4,782	535,553
*	Bobst Group SA	1,972	131,118
	Bossard Holding AG, Class A	2,135	513,313
	Bucher Industries AG	2,453	1,287,376
	Burckhardt Compression Holding AG	1,785	641,007
	Burkhalter Holding AG	2,570	204,350
	Bystronic AG	278	339,794
	Calida Holding AG	1,324	51,934
*	Carlo Gavazzi Holding AG	182	43,582
	Cembra Money Bank AG	12,097	1,315,397
	Cicor Technologies, Ltd.	223	12,397
	Cie Financiere Richemont SA	66,072	6,780,756
	Cie Financiere Tradition SA	392	50,435
#	Clariant AG	86,839	1,818,962
	Coltene Holding AG	1,811	256,320
	Comet Holding AG	759	194,617
#	Credit Suisse Group AG	142,149	1,489,718
#	Credit Suisse Group AG, Sponsored ADR	174,770	1,847,319
	Daetwyler Holding AG	667	216,458
	DKSH Holding AG	21,071	1,695,673
	dormakaba Holding AG	998	655,819
*	Dottikon Es Holding AG	350	68,636
*	Dufry AG	23,113	1,521,037
	EFG International AG	33,348	291,451
	Emmi AG	789	819,410
	EMS-Chemie Holding AG	1,138	1,062,564
	Energiedienst Holding AG	1,565	59,987
*	Feintool International Holding AG	280	19,964
*	Flughafen Zurich AG	7,174	1,290,464
	Forbo Holding AG	166	317,930
	Galenica AG	20,640	1,396,843
*	GAM Holding AG	51,852	134,358
	Geberit AG	4,069	2,677,435
	Georg Fischer AG	807	1,131,554
	Givaudan SA	1,520	6,369,065

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Gurit Holding AG	97	$252,160
	Helvetia Holding AG	15,998	1,923,356
	Hiag Immobilien Holding AG	90	10,445
*	HOCHDORF Holding AG	97	6,478
	Huber & Suhner AG	5,650	453,445
	Hypothekarbank Lenzburg AG	12	56,486
*	Implenia AG	6,444	187,827
*	Ina Invest Holding AG	1,289	26,775
	Inficon Holding AG	331	354,092
	Interroll Holding AG	230	786,094
	Intershop Holding AG	307	205,402
	Investis Holding SA	1,529	162,075
	Julius Baer Group, Ltd.	73,611	4,632,887
*	Jungfraubahn Holding AG	1,020	153,933
	Kardex Holding AG	2,312	477,263
*	Komax Holding AG	858	205,857
	Kudelski SA	3,540	16,410
#	Kuehne + Nagel International AG	12,056	3,604,682
	Landis+Gyr Group AG	6,526	452,375
*	Lastminute.com NV	1,649	69,476
	LEM Holding SA	73	136,707
	Liechtensteinische Landesbank AG	4,512	267,002
	Logitech International SA	50,736	5,647,137
#	Logitech International SA	14,496	1,607,316
	Luzerner Kantonalbank AG	640	302,228
*	Medartis Holding AG	205	16,519
*	Meier Tobler Group AG	600	10,550
	Metall Zug AG	56	121,390
	Mobilezone Holding AG	15,152	189,624
	Mobimo Holding AG	2,504	795,699
	Novartis AG, Sponsored ADR	158,131	13,479,086
	Novartis AG	25,021	2,135,201
	OC Oerlikon Corp. AG	75,787	886,321
*	Orascom Development Holding AG	912	10,190
	Partners Group Holding AG	4,229	6,024,071
*	Peach Property Group AG	3,179	179,546
	Phoenix Mecano AG	230	117,368
	Plazza AG, Class A	212	74,537
	PSP Swiss Property AG	11,376	1,403,756
*	Rieter Holding AG	1,029	158,431
	Roche Holding AG 710891904	4,514	1,569,550
	Roche Holding AG 711038901	103,912	33,891,479
	Schaffner Holding AG	38	10,690
	Schindler Holding AG	3,862	1,074,589
	Schweiter Technologies AG	385	624,416
*	Sensirion Holding AG	2,225	151,942
	SFS Group AG	5,636	726,478
	SGS SA	1,151	3,405,696
	SIG Combibloc Group AG	112,946	2,768,429
	Sika AG	32,823	9,803,001
	Softwareone Holding AG	17,491	453,291
*	Sonova Holding AG	11,706	3,466,146
	St Galler Kantonalbank AG	943	441,520
#	Stadler Rail AG	7,255	363,208
	Straumann Holding AG	1,700	2,429,593
	Sulzer AG	6,781	772,529
	Swatch Group AG (The)	8,105	2,484,235
	Swatch Group AG (The)	15,537	931,997
	Swiss Life Holding AG	7,713	3,758,016

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Prime Site AG	23,101	$2,248,172
	Swiss Re AG	48,496	4,502,422
#*	Swiss Steel Holding AG	87,913	30,269
	Swisscom AG	13,916	7,555,673
	Swissquote Group Holding SA	3,745	562,347
	Tecan Group AG	106	51,652
	Temenos AG	26,506	3,896,908
*	TX Group AG	888	68,345
#	u-blox Holding AG	1,411	96,739
	UBS Group AG	292,594	4,468,085
#*	UBS Group AG	97,065	1,484,124
	Valiant Holding AG	5,446	603,806
*	Valora Holding AG	1,206	253,065
	Varia US Properties AG	791	33,283
	VAT Group AG	7,334	2,094,327
	Vaudoise Assurances Holding SA	364	194,114
	Vetropack Holding AG	950	57,485
#	Vifor Pharma AG	20,142	2,902,929
	Vontobel Holding AG	16,069	1,209,386
	VP Bank AG	1,148	144,663
	VZ Holding AG	3,604	310,329
*	V-ZUG Holding AG	560	77,374
	Walliser Kantonalbank	563	65,991
	Warteck Invest AG	22	57,572
	Ypsomed Holding AG	820	131,624
	Zehnder Group AG	2,142	172,769
	Zug Estates Holding AG, Class B	65	141,316
	Zuger Kantonalbank AG	15	113,000
	Zurich Insurance Group AG	20,765	8,519,017

TOTAL SWITZERLAND			219,505,064

UNITED KINGDOM — (13.4%)
	3i Group P.L.C.	180,969	3,205,283
*	4imprint Group P.L.C.	10,519	341,362
	888 Holdings P.L.C.	189,309	1,116,628
*	A.G. Barr P.L.C.	27,002	189,630
	Admiral Group P.L.C.	44,130	1,906,803
	Advanced Medical Solutions Group P.L.C.	18,117	70,900
	Afren P.L.C.	43,528	0
	Air Partner P.L.C.	8,770	8,938
	Airtel Africa P.L.C.	45,795	48,297
	AJ Bell P.L.C.	64,549	396,024
	Alliance Pharma P.L.C.	63,920	84,754
	Antofagasta P.L.C.	35,144	905,314
*	AO World P.L.C.	32,606	125,384
	Appreciate Group P.L.C.	10,000	5,525
*	Arrow Global Group P.L.C.	34,935	147,044
*	Ascential P.L.C.	105,064	504,983
	Ashmore Group P.L.C.	184,764	1,021,253
	Ashtead Group P.L.C.	86,943	5,586,168
*	ASOS P.L.C.	43,836	3,160,175
*	Aston Martin Lagonda Global Holdings P.L.C.	935	25,047
#	AstraZeneca P.L.C., Sponsored ADR	236,656	12,559,334
	AstraZeneca P.L.C.	31,073	3,307,530
*	Auto Trader Group P.L.C.	478,735	3,768,886
	Avast P.L.C.	328,476	2,167,059
	AVEVA Group P.L.C.	9,660	464,273
	Aviva P.L.C.	1,280,569	7,079,687
	Avon Rubber P.L.C.	10,138	464,243

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	414,100	$3,236,998
*	Babcock International Group P.L.C.	186,427	742,007
	BAE Systems P.L.C.	479,064	3,346,372
	Bakkavor Group P.L.C.	17,249	31,639
*	Balfour Beatty P.L.C.	166,602	718,196
	Barclays P.L.C., Sponsored ADR	311,723	2,983,189
	Barclays P.L.C.	12,130	29,366
	Barratt Developments P.L.C.	293,210	3,126,274
*	Beazley P.L.C.	211,524	988,822
	Begbies Traynor Group P.L.C.	34,007	55,868
	Bellway P.L.C.	42,141	2,102,206
	Berkeley Group Holdings P.L.C.	45,673	2,918,893
	Bloomsbury Publishing P.L.C.	32,035	133,455
*	Boohoo Group P.L.C.	332,375	1,559,923
*	Braemar Shipping Services P.L.C.	3,084	9,328
	Brewin Dolphin Holdings P.L.C.	88,054	413,714
	Britvic P.L.C.	117,924	1,439,118
	Brooks Macdonald Group P.L.C.	412	11,665
*	BT Group P.L.C.	2,498,884	5,699,811
	Bunzl P.L.C.	64,327	2,068,293
*	Burberry Group P.L.C.	179,021	5,095,521
*	Burford Capital, Ltd.	28,915	382,410
*	Bytes Technology Group PLC.	3,385	23,047
*	C&C Group P.L.C.	70,584	288,876
	Camellia P.L.C.	85	8,626
*	Capita P.L.C.	467,669	282,276
*	Card Factory P.L.C.	124,679	148,934
	CareTech Holdings P.L.C.	7,464	57,940
	Carr’s Group P.L.C.	24,999	53,848
	Castings P.L.C.	1,710	8,927
	Centamin P.L.C.	79,875	118,442
	Central Asia Metals P.L.C.	27,437	105,330
	Chemring Group P.L.C.	40,377	146,647
	Chesnara P.L.C.	53,213	202,903
*	Circassia Group P.L.C.	9,031	4,357
	City of London Investment Group P.L.C.	6,020	44,901
	Clarkson P.L.C.	10,758	451,091
	Clinigen Group P.L.C.	22,733	268,024
	Clipper Logistics P.L.C.	15,057	143,084
	Close Brothers Group P.L.C.	42,784	938,462
	CLS Holdings P.L.C.	46,767	160,749
	CMC Markets P.L.C.	29,164	197,024
	CNH Industrial NV	186,079	2,776,745
	Coca-Cola HBC AG	20,808	719,164
*	Compass Group P.L.C.	432,500	9,408,717
	Computacenter P.L.C.	47,175	1,744,876
	ConvaTec Group P.L.C.	294,773	888,294
*	Costain Group P.L.C.	23,192	18,902
*	Countryside Properties P.L.C.	189,730	1,359,775
*	Crest Nicholson Holdings P.L.C.	95,497	539,149
	Croda International P.L.C.	24,618	2,299,789
	Daily Mail & General Trust P.L.C., Class A	42,055	522,221
	DCC P.L.C.	44,065	3,823,476
*	De La Rue P.L.C.	55,351	135,699
	Debenhams P.L.C.	50,413	0
*	DFS Furniture P.L.C.	57,455	210,946
	Diageo P.L.C., Sponsored ADR	65,054	11,667,435
	Diageo P.L.C.	21,285	955,513
*	Dialight P.L.C.	4,837	18,914

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Dignity P.L.C.	10,046	$97,823
	Diploma P.L.C.	49,185	1,947,193
	Direct Line Insurance Group P.L.C.	366,691	1,442,822
	DiscoverIE Group P.L.C.	21,648	233,200
*	Dixons Carphone P.L.C.	480,581	924,913
	Domino’s Pizza Group P.L.C.	124,971	659,352
	dotdigital group P.L.C.	46,805	122,826
	Drax Group P.L.C.	139,742	789,533
	DS Smith P.L.C.	388,204	2,256,472
	Dunelm Group P.L.C.	32,109	653,909
	DWF Group P.L.C.	18,928	21,736
	EKF Diagnostics Holdings P.L.C.	32,850	33,566
	Electrocomponents P.L.C.	298,960	4,400,163
*	Elementis P.L.C.	171,905	355,164
	EMIS Group P.L.C.	24,497	414,763
*	Entain P.L.C.	170,958	3,996,418
*	Epwin Group P.L.C.	23,535	34,290
*	Equiniti Group P.L.C.	157,291	380,097
*	Esken, Ltd.	83,303	41,372
	Euromoney Institutional Investor P.L.C.	27,010	370,762
	Experian P.L.C.	180,547	6,960,364
	FDM Group Holdings P.L.C.	43,721	617,861
	Ferguson P.L.C.	55,833	7,041,970
	Fevertree Drinks P.L.C.	27,257	944,749
*	Flowtech Fluidpower P.L.C.	100	162
*	Forterra P.L.C.	30,695	123,885
*	Foxtons Group P.L.C.	75,922	66,030
*	Frasers Group P.L.C.	90,675	645,086
	Fresnillo P.L.C.	34,140	388,210
*	Frontier Developments P.L.C.	5,363	238,882
*	Fuller Smith & Turner P.L.C., Class A	6,136	75,448
*	Funding Circle Holdings P.L.C.	7,714	16,362
	Future P.L.C.	16,229	528,794
	Galliford Try Holdings P.L.C.	47,789	82,813
	Games Workshop Group P.L.C.	9,825	1,472,160
	Gamesys Group P.L.C.	28,190	754,792
	Gamma Communications P.L.C.	11,034	277,715
	GB Group P.L.C.	871	10,809
*	Gem Diamonds, Ltd.	52,034	49,851
#	GlaxoSmithKline P.L.C., Sponsored ADR	119,518	4,462,802
	GlaxoSmithKline P.L.C.	113,680	2,100,777
*	Go-Ahead Group P.L.C. (The)	12,072	203,395
	Goodwin P.L.C.	549	22,592
	Grafton Group P.L.C.	64,386	1,060,713
	Grainger P.L.C.	250,022	987,015
*	Greencore Group P.L.C.	132,695	291,179
*	Greggs P.L.C.	26,875	876,908
*	Gym Group P.L.C. (The)	27,078	98,208
	H&T Group P.L.C.	3,020	12,380
*	Halfords Group P.L.C.	83,365	433,564
	Halma P.L.C.	64,182	2,293,389
	Hargreaves Lansdown P.L.C.	82,657	1,962,412
*	Hays P.L.C.	905,106	2,042,953
*	Headlam Group P.L.C.	9,316	59,181
	Helical P.L.C.	43,501	254,607
*	Helios Towers P.L.C.	57,609	136,404
	Henry Boot P.L.C.	10,910	41,371
	Hikma Pharmaceuticals P.L.C.	28,668	966,087
	Hill & Smith Holdings P.L.C.	29,641	602,756

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hilton Food Group P.L.C.	29,728	$505,872
*	Hiscox, Ltd.	89,765	1,004,766
	Hochschild Mining P.L.C.	98,240	251,995
*	Hollywood Bowl Group P.L.C.	46,615	153,012
	HomeServe P.L.C.	121,201	1,831,662
*	Hostelworld Group P.L.C.	39,902	57,396
*	Howden Joinery Group P.L.C.	278,123	3,107,049
	HSBC Holdings P.L.C.	52,879	330,161
	HSBC Holdings P.L.C., Sponsored ADR	225,791	7,049,195
*	HSS Hire Group P.L.C.	32,347	9,383
*	Hyve Group P.L.C.	40,515	67,170
	Ibstock P.L.C.	31,885	97,216
	IDOX P.L.C.	161,469	139,164
	IG Group Holdings P.L.C.	160,420	2,029,464
	IMI P.L.C.	109,845	2,413,807
	Impax Asset Management Group P.L.C.	11,790	163,364
*	Inchcape P.L.C.	220,891	2,384,236
*	Indivior P.L.C.	391,367	824,907
*	Informa P.L.C.	166,938	1,297,631
	IntegraFin Holdings P.L.C.	8,534	66,194
	Intermediate Capital Group P.L.C.	73,474	2,218,181
	Intertek Group P.L.C.	25,350	2,148,900
	Investec P.L.C.	147,168	592,189
	iomart Group P.L.C.	30,153	115,383
*	IP Group P.L.C.	322,507	571,715
*	ITV P.L.C.	1,963,925	3,282,431
*	IWG P.L.C.	316,840	1,604,209
*	J D Wetherspoon P.L.C.	19,539	360,765
	J Sainsbury P.L.C.	996,047	3,271,510
	James Fisher & Sons P.L.C.	8,525	122,405
	James Halstead P.L.C.	2,272	15,874
*	JD Sports Fashion P.L.C.	166,377	2,110,408
	John Laing Group P.L.C.	227,223	964,104
*	John Menzies P.L.C.	20,176	92,178
*	John Wood Group P.L.C.	389,875	1,515,741
	Johnson Matthey P.L.C.	88,485	3,970,709
*	Johnson Service Group P.L.C.	141,175	304,051
*	Joules Group P.L.C.	3,174	11,061
	Jupiter Fund Management P.L.C.	149,178	532,483
#*	Just Eat Takeaway.com NV	1,499	154,882
*	Just Eat Takeaway.com NV	14,627	1,515,928
*	Just Group P.L.C.	601,479	904,286
	Kainos Group P.L.C.	41,759	881,410
	Keller Group P.L.C.	19,954	228,026
*	Kier Group P.L.C.	14,760	17,945
*	Kin & Carta P.L.C.	44,135	107,924
*	Kingfisher P.L.C.	665,021	3,282,983
*	Lamprell P.L.C.	132,019	114,814
	Lancashire Holdings, Ltd.	69,075	677,202
	Learning Technologies Group P.L.C.	9,867	24,651
	Legal & General Group P.L.C.	1,023,695	3,843,551
*	Liberty Global P.L.C., Class A	1,556	41,844
*	Liberty Global P.L.C., Class C	3,809	103,072
	Liontrust Asset Management P.L.C.	7,425	165,905
	Lloyds Banking Group P.L.C.	6,635,337	4,160,883
	Lloyds Banking Group P.L.C., ADR	256,159	637,836
	London Stock Exchange Group P.L.C.	14,802	1,512,294
*	Lookers P.L.C.	96,839	88,680
*	LSL Property Services P.L.C.	35,607	201,815

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Luceco P.L.C.	30,984	$137,264
*	M&C Saatchi P.L.C.	1,389	2,530
	M&G P.L.C.	1,379,197	4,139,818
	Macfarlane Group P.L.C.	52,358	83,847
	Man Group P.L.C.	239,483	556,679
*	Marks & Spencer Group P.L.C.	716,641	1,563,387
*	Marshalls P.L.C.	80,474	808,011
	McBride P.L.C.	67,145	87,199
*	Mears Group P.L.C.	44,832	120,757
*	Mediclinic International P.L.C.	82,029	347,566
*	Meggitt P.L.C.	189,743	1,220,580
	Melrose Industries P.L.C.	572,403	1,288,591
	Micro Focus International P.L.C., Sponsored ADR	10,594	74,688
	Micro Focus International P.L.C.	85,364	608,889
*	Midwich Group P.L.C.	8,550	56,196
*	Mitchells & Butlers P.L.C.	41,485	180,575
*	Mitie Group P.L.C.	421,051	360,649
	MJ Gleeson P.L.C.	7,577	90,017
	Mondi P.L.C.	64,335	1,746,292
	Moneysupermarket.com Group P.L.C.	299,947	1,131,148
	Morgan Sindall Group P.L.C.	19,786	629,124
	Morses Club P.L.C.	1,415	1,102
	Mortgage Advice Bureau Holdings, Ltd.	5,537	87,862
*	Motorpoint group P.L.C.	30,228	108,589
*	N Brown Group P.L.C.	88,702	80,155
*	Naked Wines P.L.C.	16,093	187,040
	National Grid P.L.C.	100,554	1,267,536
	National Grid P.L.C., Sponsored ADR	46,020	2,898,366
	Natwest Group P.L.C.	349,158	947,549
	NCC Group P.L.C.	103,129	386,826
*	Network International Holdings P.L.C.	17,316	100,483
*	Next Fifteen Communications Group P.L.C.	19,293	233,919
*	Next P.L.C.	25,882	2,789,204
	Nichols P.L.C.	547	10,967
	Ninety One P.L.C.	116,406	393,411
*	NMC Health P.L.C.	10,120	3,643
*	Norcros P.L.C.	18,943	76,892
	Numis Corp. P.L.C.	14,209	74,765
*	Ocado Group P.L.C.	22,893	662,728
*	On the Beach Group P.L.C.	42,302	241,715
	OSB Group P.L.C.	96,895	641,562
	Oxford Instruments P.L.C.	21,482	645,535
*	Pagegroup P.L.C.	217,313	1,681,400
	Paragon Banking Group P.L.C.	98,152	637,711
	PayPoint P.L.C.	37,538	310,901
	Pearson P.L.C.	97,772	1,121,647
	Pearson P.L.C., Sponsored ADR	106,066	1,219,759
*	Pendragon P.L.C.	814,289	204,102
	Persimmon P.L.C.	78,198	3,382,887
*	Petrofac, Ltd.	136,103	247,243
*	Petropavlovsk P.L.C.	256,830	91,050
	Pets at Home Group P.L.C.	115,178	706,799
	Phoenix Group Holdings P.L.C.	240,352	2,357,801
*	Photo-Me International P.L.C.	46,978	45,079
*	Playtech P.L.C.	116,989	751,612
	Plus500, Ltd.	28,082	550,538
	Polar Capital Holdings P.L.C.	26,418	279,837
	Polypipe Group P.L.C.	31,480	245,633
	Porvair P.L.C.	1,478	12,095

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	PPHE Hotel Group, Ltd.	317	$7,449
*	Premier Foods P.L.C.	225,199	303,358
*	Provident Financial P.L.C.	65,329	220,925
#	Prudential P.L.C., ADR	66,473	2,822,444
	Prudential P.L.C.	38,410	813,304
*	PureTech Health P.L.C.	21,283	121,979
	PZ Cussons P.L.C.	33,538	122,259
	QinetiQ Group P.L.C.	162,706	745,795
	Quilter P.L.C.	632,936	1,429,459
*	Rank Group P.L.C.	46,316	124,678
	Rathbone Brothers P.L.C.	11,896	278,124
*	Reach P.L.C.	119,382	362,576
	Reckitt Benckiser Group P.L.C.	87,560	7,796,133
	Redde Northgate P.L.C.	138,978	699,029
	Redrow P.L.C.	115,092	1,098,597
#	RELX P.L.C., Sponsored ADR	231,703	6,042,809
	RELX P.L.C.	28,808	747,437
	RELX P.L.C.	62,004	1,613,388
	Renew Holdings P.L.C.	42,295	365,102
	Renishaw P.L.C.	7,437	642,133
	Rentokil Initial P.L.C.	346,789	2,396,752
*	Restaurant Group P.L.C. (The)	108,708	180,098
	Rhi Magnesita NV	4,074	255,423
	Ricardo P.L.C.	16,643	96,471
	Rightmove P.L.C.	351,193	2,977,139
	Rio Tinto P.L.C.	23,287	1,950,453
#	Rio Tinto P.L.C., Sponsored ADR	24,745	2,104,810
	RM P.L.C.	16,894	53,069
	Robert Walters P.L.C.	31,411	292,800
*	Rolls-Royce Holdings P.L.C.	444,096	642,698
	Rotork P.L.C.	359,956	1,710,871
*	Royal Mail P.L.C.	322,380	2,208,682
*	RPS Group P.L.C.	112,608	136,926
	RSA Insurance Group P.L.C.	163,433	1,539,195
#	RWS Holdings P.L.C.	52,018	493,436
	S&U P.L.C.	720	24,783
	Sabre Insurance Group P.L.C.	46,492	167,074
	Sage Group P.L.C. (The)	205,674	1,812,114
	Savills P.L.C.	89,969	1,482,494
	Schroders P.L.C.	16,782	836,137
	Schroders P.L.C.	5,429	197,453
*	ScS Group P.L.C.	3,909	15,001
	Secure Trust Bank P.L.C.	32	510
*	Senior P.L.C.	117,411	175,585
*	Serco Group P.L.C.	180,297	349,045
	Severfield P.L.C.	80,947	87,696
	Severn Trent P.L.C.	76,140	2,606,294
*	SIG P.L.C.	202,918	138,644
*	Signature Aviation P.L.C.	147,795	824,893
	Smart Metering Systems P.L.C.	13,386	150,056
#	Smith & Nephew P.L.C., Sponsored ADR	31,573	1,363,006
	Smith & Nephew P.L.C.	32,916	712,426
	Smiths Group P.L.C.	96,077	2,157,728
*	Smiths News P.L.C.	42,736	22,936
	Softcat P.L.C.	62,115	1,644,633
*	SolGold P.L.C.	103,298	41,657
	Spectris P.L.C.	18,310	822,483
*	Speedy Hire P.L.C.	234,031	246,421
	Spirax-Sarco Engineering P.L.C.	11,165	1,822,401

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Spire Healthcare Group P.L.C.	109,325	$301,867
	Spirent Communications P.L.C.	180,213	637,957
*	SSP Group P.L.C.	322,320	1,426,160
	St James’s Place P.L.C.	320,054	6,019,687
	St. Modwen Properties P.L.C.	96,764	580,368
	Standard Chartered P.L.C.	201,260	1,443,827
	Standard Life Aberdeen P.L.C.	841,724	3,225,686
*	SThree P.L.C.	85,392	473,244
	Strix Group P.L.C.	33,237	129,231
*	Studio Retail Group P.L.C.	11,005	45,561
	STV Group P.L.C.	11,534	57,162
*	Superdry P.L.C.	32,919	127,777
	Synthomer P.L.C.	123,444	866,881
	T Clarke P.L.C.	8,800	15,508
	Tatton Asset Management P.L.C.	5,337	31,380
	Taylor Wimpey P.L.C.	1,296,693	3,216,698
*	TBC Bank Group P.L.C.	6,129	82,415
*	Ted Baker P.L.C.	14,865	33,728
	Telecom Plus P.L.C.	34,523	620,180
*	Telit Communications P.L.C.	20,549	57,601
*	TEN Entertainment Group P.L.C.	9,777	31,923
	Tesco P.L.C.	1,977,802	6,037,368
*	Topps Tiles P.L.C.	74,684	72,057
	TP ICAP Group P.L.C.	113,523	372,736
*	Travis Perkins P.L.C.	63,758	1,353,929
	Trellus Health, Ltd.	2,022	0
*	Trifast P.L.C.	8,359	18,487
	TT Electronics P.L.C.	28,350	93,247
	Tyman P.L.C.	32,170	187,678
*	U & I Group P.L.C.	76,204	100,016
	UDG Healthcare P.L.C.	67,257	795,977
*	ULS Technology P.L.C.	9,798	11,123
	Ultra Electronics Holdings P.L.C.	27,897	779,388
	Unilever P.L.C., Sponsored ADR	276,705	16,248,118
	Unilever P.L.C. B10RB6905	57,621	3,364,560
	Unilever P.L.C. B10RZP905	32,472	1,902,115
	United Utilities Group P.L.C.	291,429	3,898,092
*	Vectura Group P.L.C.	150,957	234,701
*	Vertu Motors P.L.C.	116,710	73,305
	Vesuvius P.L.C.	43,783	325,116
	Victrex P.L.C.	25,118	814,531
*	Virgin Money UK P.L.C.	218,809	604,314
	Vistry Group P.L.C.	73,714	1,260,053
	Vitec Group P.L.C. (The)	8,798	170,720
	Vivo Energy P.L.C.	33,029	45,645
	Vodafone Group P.L.C.	1,204,993	2,274,061
#	Vodafone Group P.L.C., Sponsored ADR	165,888	3,143,581
	Volex P.L.C.	18,288	85,857
	Volution Group P.L.C.	45,418	261,258
	Vp P.L.C.	2,676	30,683
*	Watches of Switzerland Group P.L.C.	29,083	294,483
	Watkin Jones P.L.C.	118,056	386,397
*	Weir Group P.L.C. (The)	56,779	1,502,738
*	WH Smith P.L.C.	49,961	1,248,335
*	Whitbread P.L.C.	29,169	1,307,741
*	Wickes Group P.L.C.	71,442	246,613
	Wilmington P.L.C.	6,622	17,913
	Wincanton P.L.C.	20,741	124,513
	Wm Morrison Supermarkets P.L.C.	709,150	1,703,152

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
#	WPP P.L.C., Sponsored ADR	7,905	$533,746
	WPP P.L.C.	147,665	1,990,836
*	Xaar P.L.C.	20,266	50,039
	XP Power, Ltd.	5,216	365,795
*	Young & Co’s Brewery P.L.C., Class A	299	5,723
	Zotefoams P.L.C.	1,500	8,535

	TOTAL UNITED KINGDOM		426,918,714

	UNITED STATES — (0.0%)
#*	Arko Corp.	7,299	75,319
*	Samsonite International SA	496,500	918,886

	TOTAL UNITED STATES		994,205

	TOTAL COMMON STOCKS		2,970,428,497

	PREFERRED STOCKS — (0.4%)

	GERMANY — (0.4%)
	Bayerische Motoren Werke AG	11,899	974,555
	Biotest AG	2,084	73,650
	Draegerwerk AG & Co., KGaA	2,885	269,315
	Fuchs Petrolub SE	24,806	1,320,906
	Henkel AG & Co. KGaA	11,895	1,366,374
	Jungheinrich AG	24,789	1,296,846
	Porsche Automobil Holding SE	19,627	2,069,008
	Sartorius AG	6,281	3,543,867
	Schaeffler AG	6,250	56,334
	Sixt SE	7,672	632,934
	STO SE & Co., KGaA	1,344	254,880
	Villeroy & Boch AG	866	18,431

	TOTAL GERMANY		11,877,100

	RIGHTS/WARRANTS — (0.0%)

	AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	17,925	0

	CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	39,567	34,819
*	Pan American Silver Corp. Rights 02/22/29	1,089	958

	TOTAL CANADA		35,777

	FRANCE — (0.0%)
*	Euronext NV Rights 05/10/21	22,056	258,539

	SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	210,168	0

	SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	135,898	58,035
#*	Credit Suisse Group AG Rights 05/06/21	142,149	0

	TOTAL SWITZERLAND		58,035

	TOTAL RIGHTS/WARRANTS		352,351

	TOTAL INVESTMENT SECURITIES (Cost $2,171,287,066)		2,982,657,948

	SECURITIES LENDING COLLATERAL — (6.4%)
@ §	The DFA Short Term Investment Fund	17,621,160	203,876,819

	TOTAL INVESTMENTS — (100.0%) (Cost $2,375,150,907)		$3,186,534,767

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$55,263	$154,739,671	—	$154,794,934
Austria	—	11,928,281	—	11,928,281
Belgium	618,686	27,302,054	—	27,920,740
Canada	270,682,614	294,805	—	270,977,419
China	—	116,686	—	116,686
Denmark	1,084,477	83,056,251	—	84,140,728
Finland	—	60,749,870	—	60,749,870
France	306,098	286,427,936	—	286,734,034
Germany	4,268,088	213,449,363	—	217,717,451
Hong Kong	235,168	62,213,037	—	62,448,205
Ireland	35,860	17,286,554	—	17,322,414
Israel	2,573,403	15,850,997	—	18,424,400
Italy	4,872,569	66,166,339	—	71,038,908
Japan	5,185,513	621,712,197	—	626,897,710
Netherlands	33,804,393	108,869,443	—	142,673,836
New Zealand	21,754	13,346,585	—	13,368,339
Norway	7,521	29,642,685	—	29,650,206
Portugal	—	4,297,517	—	4,297,517
Singapore	—	21,679,129	—	21,679,129
Spain	1,960,566	56,707,632	—	58,668,198
Sweden	1,022,888	140,438,621	—	141,461,509
Switzerland	23,744,986	195,760,078	—	219,505,064
United Kingdom	76,509,311	350,409,403	—	426,918,714
United States	—	994,205	—	994,205
Preferred Stocks
Germany	—	11,877,100	—	11,877,100
Rights/Warrants
Canada	—	35,777	—	35,777
France	—	258,539	—	258,539
Switzerland	—	58,035	—	58,035
Securities Lending Collateral	—	203,876,819	—	203,876,819

TOTAL	$426,989,158	$2,759,545,609	—	$3,186,534,767

See accompanying Notes to Financial Statements.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.3%)
AUSTRALIA — (5.9%)
#*	3P Learning, Ltd.	16,060	$16,187
	Accent Group, Ltd.	97,187	219,795
	Adairs, Ltd.	37,884	134,851
*	Afterpay, Ltd.	1,053	94,839
*	Alliance Aviation Services, Ltd.	20,675	66,894
	ALS, Ltd.	94,373	764,208
	Altium, Ltd.	17,452	398,005
#*	AMA Group, Ltd.	98,167	41,816
	AMP, Ltd.	847,763	728,015
	Ampol, Ltd.	61,622	1,214,684
	Ansell, Ltd.	37,405	1,216,795
	APA Group	59,830	462,267
	Appen, Ltd.	5,001	60,207
*	Arafura Resources, Ltd.	73,932	10,227
	ARB Corp., Ltd.	11,988	359,668
*	Ardent Leisure Group, Ltd.	124,631	82,398
	Asaleo Care, Ltd.	73,732	80,043
	ASX, Ltd.	2,768	155,531
	Atlas Arteria, Ltd.	90,699	420,372
	AUB Group, Ltd.	5,382	84,473
	Aurelia Metals, Ltd.	207,134	66,675
	AusNet Services	182,628	267,318
	Australia & New Zealand Banking Group, Ltd.	124,944	2,756,799
*	Australian Agricultural Co., Ltd.	85,892	76,012
	Australian Ethical Investment, Ltd.	4,055	27,180
	Australian Finance Group, Ltd.	38,224	82,696
	Australian Pharmaceutical Industries, Ltd.	117,548	107,227
	Auswide Bank, Ltd.	5,598	27,627
	AVJennings, Ltd.	17,132	7,132
	Baby Bunting Group, Ltd.	18,497	89,132
	Bank of Queensland, Ltd.	162,610	1,126,993
	Bapcor, Ltd.	83,480	496,195
	Base Resources, Ltd.	44,322	9,394
	Bega Cheese, Ltd.	69,864	343,683
	Bell Financial Group, Ltd.	31,306	43,412
	Bendigo & Adelaide Bank, Ltd.	134,165	1,064,524
	Bingo Industries, Ltd.	50,056	131,476
	Blackmores, Ltd.	2,146	118,205
	BlueScope Steel, Ltd.	128,152	2,118,565
*	Boral, Ltd.	228,719	1,089,389
	Brambles, Ltd.	60,252	482,674
#	Bravura Solutions, Ltd.	33,968	73,564
	Breville Group, Ltd.	15,890	318,222
	BWX, Ltd.	29,116	105,249
	Capitol Health, Ltd.	196,117	56,619
	Cardno, Ltd.	56,221	34,237
	Carsales.com, Ltd.	42,540	649,869
#	Cash Converters International, Ltd.	147,100	26,118
	Cedar Woods Properties, Ltd.	6,265	35,376
	Challenger, Ltd.	143,692	564,032
*	Champion Iron, Ltd.	47,447	247,574
	Class, Ltd.	5,320	6,359
	Cleanaway Waste Management, Ltd.	424,996	931,728
	Clinuvel Pharmaceuticals, Ltd.	3,606	80,463
	Cochlear, Ltd.	3,878	663,835

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Codan, Ltd.	39,633	$542,738
	Coles Group, Ltd.	88,292	1,108,742
*	Collection House, Ltd.	41,771	7,083
	Collins Foods, Ltd.	35,393	309,786
	Commonwealth Bank of Australia	56,784	3,887,238
	Computershare, Ltd.	89,532	973,453
*	Corporate Travel Management, Ltd.	10,914	154,672
	Costa Group Holdings, Ltd.	76,018	272,686
	Credit Corp. Group, Ltd.	12,571	279,727
	CSR, Ltd.	148,769	683,235
	Data#3, Ltd.	13,503	64,468
*	Decmil Group, Ltd.	23,568	9,805
*	Deep Yellow, Ltd.	18,458	9,358
	Deterra Royalties, Ltd.	67,909	227,673
#	Dicker Data, Ltd.	10,375	83,712
*	Domain Holdings Australia, Ltd.	46,064	179,753
	Domino’s Pizza Enterprises, Ltd.	10,129	831,815
	Eagers Automotive, Ltd.	33,965	408,719
*	Eclipx Group, Ltd.	94,515	138,282
	Elders, Ltd.	29,542	276,829
#*	Emeco Holdings, Ltd.	117,846	85,944
	Enero Group, Ltd.	4,540	11,208
*	Estia Health, Ltd.	58,859	111,237
#	EVENT Hospitality and Entertainment, Ltd.	18,409	180,762
	Evolution Mining, Ltd.	220,024	779,061
*	FAR, Ltd.	281,998	891
	Finbar Group, Ltd.	8,281	5,214
	Fleetwood, Ltd.	19,034	37,146
#*	Flight Centre Travel Group, Ltd.	19,842	254,376
	Fortescue Metals Group, Ltd.	325,178	5,626,006
*	Freedom Foods Group, Ltd.	8,443	2,660
	G8 Education, Ltd.	258,087	198,231
*	Galaxy Resources, Ltd.	20,931	62,724
	Genworth Mortgage Insurance Australia, Ltd.	57,287	120,327
	GR Engineering Services, Ltd.	5,972	6,335
	GrainCorp, Ltd., Class A	48,814	192,055
	Grange Resources, Ltd.	136,583	59,963
	GTN, Ltd.	1,005	339
	GUD Holdings, Ltd.	14,522	149,310
	GWA Group, Ltd.	56,704	130,553
	Hansen Technologies, Ltd.	30,144	132,161
	Harvey Norman Holdings, Ltd.	123,169	499,657
#	Helloworld Travel, Ltd.	7,605	10,875
*	HT&E, Ltd.	64,154	88,377
	HUB24, Ltd.	8,545	165,757
#*	Humm Group, Ltd.	108,774	74,562
*	Huon Aquaculture Group, Ltd.	7,569	14,673
	IDP Education, Ltd.	26,622	465,004
	IGO, Ltd.	154,721	884,081
	Iluka Resources, Ltd.	110,892	657,278
	Imdex, Ltd.	101,591	147,706
*	Immutep, Ltd.	47,810	16,749
*	Incitec Pivot, Ltd.	426,834	866,434
	Infomedia, Ltd.	73,305	88,723
#	Inghams Group, Ltd.	73,586	185,289
	Insurance Australia Group, Ltd.	151,017	569,003
	Intega Group, Ltd.	56,221	22,008
	Integral Diagnostics, Ltd.	27,045	94,724
#	Integrated Research, Ltd.	9,550	18,685

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	InvoCare, Ltd.	26,384	$229,802
	IOOF Holdings, Ltd.	105,030	295,010
	IPH, Ltd.	36,537	199,347
	IRESS, Ltd.	40,437	313,899
	IVE Group, Ltd.	23,613	24,882
	James Hardie Industries P.L.C.	37,005	1,219,476
*	Japara Healthcare, Ltd.	51,658	40,142
	JB Hi-Fi, Ltd.	38,033	1,353,023
	Johns Lyng Group, Ltd.	22,113	69,516
	Jumbo Interactive, Ltd.	6,105	65,911
	Juno Minerals, Ltd.	11,505	723
	Jupiter Mines, Ltd.	187,826	49,030
*	Karoon Energy, Ltd.	127,496	124,819
*	Kingsgate Consolidated, Ltd.	33,671	21,811
#	Kogan.com, Ltd.	4,682	39,814
	Lendlease Corp., Ltd.	55,529	542,614
	Lifestyle Communities, Ltd.	17,655	190,223
	Link Administration Holdings, Ltd.	117,887	451,696
	Lovisa Holdings, Ltd.	9,718	108,778
	Lycopodium, Ltd.	1,624	6,884
*	Lynas Rare Earths, Ltd.	93,031	391,762
	MACA, Ltd.	83,592	59,309
	Macmahon Holdings, Ltd.	237,156	34,640
	Macquarie Group, Ltd.	12,436	1,532,927
	Magellan Financial Group, Ltd.	15,570	580,058
	McMillan Shakespeare, Ltd.	27,118	231,591
	McPherson’s, Ltd.	35,328	41,540
	Medibank Pvt, Ltd.	461,081	1,093,994
	Medusa Mining, Ltd.	45,149	27,830
#*	Mesoblast, Ltd.	55,890	84,921
#*	Metals X, Ltd.	186,167	33,423
	Michael Hill International, Ltd.	22,149	13,866
	Mineral Resources, Ltd.	58,225	2,126,403
	MNF Group, Ltd.	9,613	42,820
	Moelis Australia, Ltd.	3,638	15,177
	Monadelphous Group, Ltd.	21,451	209,732
	Monash IVF Group, Ltd.	62,135	40,867
	Money3 Corp., Ltd.	29,045	69,584
	Mortgage Choice, Ltd.	32,978	48,812
	Mount Gibson Iron, Ltd.	132,415	94,165
*	Myer Holdings, Ltd.	244,786	59,243
	MyState, Ltd.	7,472	25,252
#*	Nanosonics, Ltd.	3,770	17,474
	National Australia Bank, Ltd.	196,526	4,021,742
	Navigator Global Investments, Ltd.	29,512	34,620
	Netwealth Group, Ltd.	20,913	239,379
	New Energy Solar, Ltd.	42,801	25,946
	Newcrest Mining, Ltd.	40,859	835,078
	nib holdings, Ltd.	89,352	425,226
	Nick Scali, Ltd.	11,735	101,083
	Nickel Mines, Ltd.	121,953	106,317
	Nine Entertainment Co. Holdings, Ltd.	359,765	791,511
	Northern Star Resources, Ltd.	167,350	1,344,563
	NRW Holdings, Ltd.	154,462	230,205
*	Nufarm, Ltd.	58,546	234,995
	OFX Group, Ltd.	40,584	37,603
	Oil Search, Ltd.	180,391	521,041
	OM Holdings, Ltd.	98,157	69,964
	Omni Bridgeway, Ltd.	18,848	54,622

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	oOh!media, Ltd.	191,969	$252,111
	Orica, Ltd.	35,957	374,354
*	Orocobre, Ltd.	18,935	97,518
	Orora, Ltd.	264,618	647,469
	Over the Wire Holdings, Ltd.	3,243	11,542
	OZ Minerals, Ltd.	87,692	1,599,864
	Pacific Current Group, Ltd.	12,386	52,893
	Pact Group Holdings, Ltd.	47,849	133,829
*	Panoramic Resources, Ltd.	433,565	53,247
	Peet, Ltd.	82,024	77,479
	Pendal Group, Ltd.	55,550	315,092
	Perenti Global, Ltd.	188,216	157,561
	Perpetual, Ltd.	10,952	291,896
*	Perseus Mining, Ltd.	278,562	260,722
	Platinum Asset Management, Ltd.	58,479	212,320
#*	Praemium, Ltd.	43,406	25,757
	Premier Investments, Ltd.	23,092	467,622
	Pro Medicus, Ltd.	9,259	336,340
	PWR Holdings, Ltd.	15,753	72,676
*	Qantas Airways, Ltd.	84,000	318,618
	QBE Insurance Group, Ltd.	123,213	932,053
	Qube Holdings, Ltd.	170,904	395,732
	Ramelius Resources, Ltd.	142,259	184,441
	REA Group, Ltd.	4,473	544,206
*	Red 5, Ltd.	32,090	4,578
	Reece, Ltd.	16,422	256,929
#	Regis Healthcare, Ltd.	30,740	54,471
	Regis Resources, Ltd.	220,548	439,676
*	Reject Shop, Ltd. (The)	5,557	25,845
	Reliance Worldwide Corp., Ltd.	108,227	410,220
#*	Resolute Mining, Ltd.	168,251	62,567
*	Ridley Corp., Ltd.	62,846	51,657
	Rio Tinto, Ltd.	33,798	3,141,352
*	RPMGlobal Holdings, Ltd.	10,615	11,989
	Sandfire Resources, Ltd.	58,335	298,543
*	SEEK, Ltd.	16,359	389,870
	Select Harvests, Ltd.	31,966	151,103
	Servcorp, Ltd.	12,793	34,922
	Service Stream, Ltd.	74,410	58,751
#	Seven Group Holdings, Ltd.	26,519	438,314
*	Seven West Media, Ltd.	229,807	83,689
	SG Fleet Group, Ltd.	17,389	40,720
	Shaver Shop Group, Ltd.	20,068	16,340
	Sigma Healthcare, Ltd.	302,534	139,455
*	Silver Lake Resources, Ltd.	210,030	279,511
	Sims, Ltd.	43,506	527,445
	SmartGroup Corp., Ltd.	14,402	77,971
	Sonic Healthcare, Ltd.	46,904	1,296,424
	Southern Cross Electrical Engineering, Ltd.	53,407	20,682
*	Southern Cross Media Group, Ltd.	72,250	103,604
	Spark Infrastructure Group	236,821	399,969
*	Speedcast International, Ltd.	76,666	0
#	SRG Global, Ltd.	113,718	39,247
	St Barbara, Ltd.	257,621	364,123
	Steadfast Group, Ltd.	174,381	559,454
	Suncorp Group, Ltd.	106,963	865,068
#	Sunland Group, Ltd.	9,056	16,410
	Super Retail Group, Ltd.	52,878	485,678
#*	Superloop, Ltd.	27,389	21,875

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Sydney Airport	64,792	$308,126
*	Syrah Resources, Ltd.	121,694	109,810
#	Tassal Group, Ltd.	58,013	164,961
	Technology One, Ltd.	50,987	371,975
	Telstra Corp., Ltd.	429,377	1,121,693
#*	Temple & Webster Group, Ltd.	9,790	80,144
*	Tiger Resources, Ltd.	219,444	34
	TPG Telecom, Ltd.	70,614	299,795
	Transurban Group	62,453	681,004
*	Tuas, Ltd.	44,136	21,482
	Vita Group, Ltd.	25,228	16,075
	Viva Energy Group, Ltd.	192,437	288,969
*	Vocus Group, Ltd.	136,699	576,225
	WAM Capital, Ltd.	8,399	15,042
*	Webjet, Ltd.	18,449	70,465
	Wesfarmers, Ltd.	49,629	2,068,834
	Western Areas, Ltd.	105,777	187,141
*	Westgold Resources, Ltd.	62,236	102,783
	Westpac Banking Corp.	140,509	2,707,703
	WiseTech Global, Ltd.	1,966	47,319
	Woolworths Group, Ltd.	57,381	1,740,311
	Worley, Ltd.	59,222	491,417
*	Xero, Ltd.	6,086	662,983

TOTAL AUSTRALIA			96,817,460

AUSTRIA — (0.7%)
	Addiko Bank AG	1,072	17,571
	Agrana Beteiligungs AG	4,134	89,439
*	ams AG	45,328	785,907
	ANDRITZ AG	13,354	725,672
	AT&S Austria Technologie & Systemtechnik AG	8,985	346,053
	Atrium European Real Estate, Ltd.	26,235	85,413
	BAWAG Group AG	4,582	247,165
#*	DO & CO AG	1,322	112,781
*	Erste Group Bank AG	40,394	1,435,694
*	FACC AG	1,800	19,114
*	Flughafen Wien AG	986	35,964
*	IMMOFINANZ AG	14,429	300,223
#*	Lenzing AG	3,653	482,227
	Mayr Melnhof Karton AG	1,587	329,365
#	Oesterreichische Post AG	5,490	243,380
	OMV AG	19,841	975,353
	Palfinger AG	2,862	129,070
*	POLYTEC Holding AG	2,865	37,357
*	Porr AG	2,673	50,773
	Raiffeisen Bank International AG	51,851	1,132,821
	Rosenbauer International AG	724	49,454
	S IMMO AG	8,446	219,271
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	63,242
	Semperit AG Holding	1,647	74,635
	Strabag SE	4,197	166,537
	Telekom Austria AG	26,772	218,803
	UBM Development AG	1,080	52,706
	UNIQA Insurance Group AG	30,482	244,667
#	Verbund AG	1,562	128,276
	voestalpine AG	30,887	1,340,010
	Wienerberger AG	24,190	948,349
	Zumtobel Group AG	4,872	49,372

TOTAL AUSTRIA			11,136,664

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	6,610	$1,056,902
	Ageas SA	33,186	2,007,084
*	AGFA-Gevaert NV	57,317	282,185
#*	Akka Technologies	4,517	129,090
*	Argenx SE, ADR	932	267,214
	Atenor	685	49,915
	Banque Nationale de Belgique	19	42,147
	Barco NV	7,567	192,530
	Bekaert SA	10,030	440,371
*	bpost SA	13,289	141,232
*	Cie d’Entreprises CFE	2,314	234,304
*	Deceuninck NV	13,585	45,897
	D’ieteren SA	6,984	758,341
	Econocom Group SA	34,290	137,169
#	Elia Group SA	3,993	432,238
	Etablissements Franz Colruyt NV	10,547	625,222
*	EVS Broadcast Equipment SA	3,189	67,461
#*	Exmar NV	9,024	37,923
	Fagron	10,265	230,250
	Gimv NV	5,563	349,139
#	Immobel SA	565	44,580
*	Jensen-Group NV	1,201	40,836
*	KBC Group NV	22,611	1,754,354
*	Kinepolis Group NV	2,693	146,182
	Lotus Bakeries NV	73	397,592
	Melexis NV	3,794	413,016
#*	Ontex Group NV	18,660	243,214
*	Oxurion NV	7,971	25,259
	Picanol	441	40,816
#	Proximus SADP	47,228	1,006,190
	Recticel SA	11,663	177,994
	Resilux	280	56,921
*	Roularta Media Group NV	370	6,603
	Shurgard Self Storage SA	559	26,005
	Solvay SA	19,811	2,519,217
	Telenet Group Holding NV	8,229	351,885
	TER Beke SA	193	26,722
*	Tessenderlo Group SA	6,656	284,064
#	Umicore SA	26,696	1,622,118
	Van de Velde NV	1,236	37,849
	VGP NV	1,498	261,478

TOTAL BELGIUM			17,009,509

CANADA — (9.8%)
*	5N Plus, Inc.	21,900	73,407
	Absolute Software Corp.	8,900	133,303
	Acadian Timber Corp.	3,200	52,850
#*	AcuityAds Holdings, Inc.	6,617	75,421
	Aecon Group, Inc.	18,295	277,740
	AG Growth International, Inc.	4,100	143,766
	AGF Management, Ltd., Class B	23,287	143,987
	Agnico Eagle Mines, Ltd.	13,229	826,019
#*	Aimia, Inc.	25,250	100,864
*	Air Canada	22,541	454,249

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	AirBoss of America Corp.	3,978	$132,692
	Alamos Gold, Inc., Class A	76,498	613,029
	Alamos Gold, Inc., Class A	21,200	169,596
	Alaris Equity Partners Income	4,282	59,258
*	Alexco Resource Corp.	1,285	3,521
	Algoma Central Corp.	3,100	42,648
	Alimentation Couche-Tard, Inc., Class B	42,995	1,456,894
#	AltaGas, Ltd.	63,164	1,180,391
	Altus Group, Ltd.	4,716	238,304
#*	Americas Gold & Silver Corp.	7,847	16,918
*	Amerigo Resources, Ltd.	32,000	32,282
*	Argonaut Gold, Inc.	81,374	178,749
*	Aritzia, Inc.	16,150	402,978
*	ATS Automation Tooling Systems, Inc.	8,780	211,794
*	Aurora Cannabis, Inc.	0	0
*	AutoCanada, Inc.	4,621	178,050
	B2Gold Corp.	176,791	851,485
#	Badger Daylighting, Ltd.	7,456	252,223
#*	Ballard Power Systems, Inc.	5,100	111,537
	Bank of Montreal 063671101	31,759	2,996,144
#	Bank of Montreal 063671952	15,304	1,444,427
	Bank of Nova Scotia (The) 064149107	52,263	3,328,631
	Bank of Nova Scotia (The) 064149958	12,211	777,574
	Barrick Gold Corp.	23,664	502,860
	Barrick Gold Corp.	13,588	289,838
	BCE, Inc.	3,715	175,591
	BCE, Inc.	4,498	212,531
	Bird Construction, Inc.	4,600	33,906
*	Black Diamond Group, Ltd.	7,742	24,880
*	BlackBerry, Ltd. 09228F954	32,738	289,519
	BMTC Group, Inc.	3,210	38,547
*	Bombardier, Inc., Class B	241,471	180,737
	Boralex, Inc., Class A	15,766	505,374
	Bridgemarq Real Estate Services	1,100	14,945
	Brookfield Asset Management, Inc., Class A	15,569	709,635
	BRP, Inc.	5,568	511,523
	Calian Group, Ltd.	1,100	51,924
	Cameco Corp. 13321L108	88,263	1,483,701
	Cameco Corp. 13321L959	7,158	120,314
	Canaccord Genuity Group, Inc.	29,719	286,515
*	Canada Goose Holdings, Inc.	10,610	448,485
	Canadian Imperial Bank of Commerce 136069101	17,664	1,836,349
	Canadian Imperial Bank of Commerce 136069952	27,326	2,840,757
	Canadian National Railway Co.	9,800	1,055,066
	Canadian National Railway Co.	17,171	1,848,458
	Canadian Pacific Railway, Ltd.	2,100	783,705
#	Canadian Pacific Railway, Ltd.	2,847	1,062,301
#	Canadian Tire Corp., Ltd., Class A	10,832	1,726,563
	Canadian Utilities, Ltd., Class A	12,583	359,631
	Canadian Utilities, Ltd., Class B	500	13,566
	Canadian Western Bank	27,023	743,097
*	Canfor Corp.	17,127	427,774
	Canfor Pulp Products, Inc.	11,391	83,406
	CanWel Building Materials Group, Ltd.	20,500	161,945
*	Capstone Mining Corp.	94,575	422,419
	Cascades, Inc.	26,194	307,300
	CCL Industries, Inc., Class B	17,033	966,841
*	Celestica, Inc.	32,828	273,457
	Centerra Gold, Inc.	64,603	596,020

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cervus Equipment Corp.	2,500	$33,845
	CES Energy Solutions Corp.	71,198	93,838
*	CGI, Inc.	12,994	1,149,449
*	CGI, Inc.	7,900	698,959
	Chesswood Group, Ltd.	2,800	28,475
	China Gold International Resources Corp., Ltd.	56,934	174,626
	CI Financial Corp.	46,364	745,355
*	Cineplex, Inc.	5,735	59,256
#	Cogeco Communications, Inc.	6,247	593,367
	Cogeco, Inc.	1,976	155,263
*	Colabor Group, Inc.	11,200	10,205
	Colliers International Group, Inc. 194693107	6,483	699,386
	Colliers International Group, Inc. 194693158	1,020	110,402
	Computer Modelling Group, Ltd.	15,890	70,843
	Constellation Software, Inc.	1,366	2,004,774
#*	Copper Mountain Mining Corp.	51,894	173,100
	Corus Entertainment, Inc., Class B	63,465	303,603
	Crescent Point Energy Corp.	1	2
*	Denison Mines Corp.	140,508	150,893
*	Descartes Systems Group, Inc. (The)	2,874	184,108
	Dexterra Group, Inc.	16,180	79,113
#*	DIRTT Environmental Solutions	12,800	43,738
	Dollarama, Inc.	20,251	943,723
*	Dorel Industries, Inc., Class B	8,016	80,476
	DREAM Unlimited Corp., Class A	9,274	172,999
	Dundee Precious Metals, Inc.	41,531	299,027
	Dynacor Gold Mines, Inc.	9,100	17,991
	ECN Capital Corp.	64,765	434,173
	E-L Financial Corp., Ltd.	200	152,951
*	Eldorado Gold Corp.	36,906	364,513
*	Eldorado Gold Corp.	5,549	54,765
#	Element Fleet Management Corp.	121,652	1,489,536
	Empire Co., Ltd., Class A	28,697	902,596
	Enbridge, Inc.	28,266	1,090,268
	Enbridge, Inc.	26,040	1,004,363
	Endeavour Mining Corp.	38,760	806,952
#	Enerflex, Ltd.	27,441	183,067
#*	Energy Fuels, Inc.	5,893	32,362
	Enghouse Systems, Ltd.	7,732	366,234
	Ensign Energy Services, Inc.	37,617	34,583
*	Equinox Gold Corp.	11,143	90,113
	Equitable Group, Inc.	2,750	298,481
*	ERO Copper Corp.	10,787	212,993
	Evertz Technologies, Ltd.	4,600	57,708
	Exchange Income Corp.	4,758	149,148
	Exco Technologies, Ltd.	6,801	59,370
#	Extendicare, Inc.	16,049	101,975
	Fairfax Financial Holdings, Ltd.	2,851	1,302,579
	Fiera Capital Corp.	15,753	139,824
	Finning International, Inc.	36,935	961,275
	Firm Capital Mortgage Investment Corp.	9,400	111,196
#*	First Majestic Silver Corp.	14,400	217,296
#*	First Mining Gold Corp.	44,500	12,128
	First National Financial Corp.	3,000	125,843
	First Quantum Minerals, Ltd.	84,509	1,947,802
	FirstService Corp.	4,525	734,181
	FirstService Corp.	1,700	276,144
#*	Fission Uranium Corp.	72,500	40,699
#*	Fortuna Silver Mines, Inc.	43,026	259,035

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Fortuna Silver Mines, Inc.	1,312	$7,911
#*	Galiano Gold, Inc.	35,902	46,150
*	GDI Integrated Facility Services, Inc.	2,600	122,158
	George Weston, Ltd.	14,189	1,252,843
	Gibson Energy, Inc.	29,035	530,314
	Gildan Activewear, Inc.	4,100	142,298
	Gildan Activewear, Inc.	7,979	276,792
	goeasy, Ltd.	4,750	561,970
*	Golden Star Resources, Ltd.	10,349	35,447
*	GoldMoney, Inc.	5,800	13,779
	Great-West Lifeco, Inc.	24,753	717,729
	Guardian Capital Group, Ltd., Class A	5,628	147,665
#	Hardwoods Distribution, Inc.	600	17,349
*	Heroux-Devtek, Inc.	8,414	112,949
	High Liner Foods, Inc.	5,650	61,274
	HLS Therapeutics, Inc.	700	11,077
*	Home Capital Group, Inc.	23,185	612,847
	Hudbay Minerals, Inc.	31,643	236,373
	Hudbay Minerals, Inc.	38,089	284,471
	Hydro One, Ltd.	17,100	409,988
*	i-80 Gold Corp.	22,660	45,351
	iA Financial Corp., Inc.	23,900	1,345,937
*	IAMGOLD Corp.	108,961	340,406
*	IAMGOLD Corp.	4,292	13,434
*	IBI Group, Inc.	3,800	31,936
#	IGM Financial, Inc.	17,500	624,741
*	Imperial Metals Corp.	7,560	30,507
	Information Services Corp.	3,800	76,671
	Innergex Renewable Energy, Inc.	20,075	342,988
	Intact Financial Corp.	10,041	1,334,661
#	Inter Pipeline, Ltd.	64,567	941,334
*	Interfor Corp.	21,569	573,290
	Intertape Polymer Group, Inc.	23,559	579,799
#	Invesque, Inc.	3,800	12,350
*	Ivanhoe Mines, Ltd., Class A	113,006	797,105
#	Jamieson Wellness, Inc.	4,873	152,952
*	Karora Resources, Inc.	5,800	17,978
	K-Bro Linen, Inc.	1,451	54,539
#	Keyera Corp.	48,475	1,108,597
*	Kinaxis, Inc.	3,895	502,391
	Kinross Gold Corp.	380,521	2,677,872
	Kinross Gold Corp.	27,330	192,403
#	Kirkland Lake Gold, Ltd.	42,618	1,583,511
*	Knight Therapeutics, Inc.	28,671	125,960
	KP Tissue, Inc.	3,500	28,760
	Labrador Iron Ore Royalty Corp.	11,809	403,705
*	Largo Resources, Ltd.	4,043	70,724
	Lassonde Industries, Inc., Class A	879	140,144
#	Laurentian Bank of Canada	12,373	428,221
	Leon’s Furniture, Ltd.	7,406	132,737
*	Lightspeed POS, Inc.	900	62,829
	Linamar Corp.	14,328	839,642
	Loblaw Cos., Ltd.	16,488	915,538
*	Lucara Diamond Corp.	114,752	73,753
*	Lundin Gold, Inc.	7,913	76,738
	Lundin Mining Corp.	163,319	1,973,142
	Magellan Aerospace Corp.	4,737	40,851
	Magna International, Inc.	34,984	3,303,863
	Magna International, Inc.	31,793	3,001,895

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Mainstreet Equity Corp.	900	$61,689
	Manulife Financial Corp.	110,993	2,425,197
	Maple Leaf Foods, Inc.	15,900	366,988
	Martinrea International, Inc.	28,236	306,676
*	MDF Commerce, Inc.	2,100	22,723
	Medical Facilities Corp.	14,050	83,558
	Melcor Developments, Ltd.	3,200	33,897
	Metro, Inc.	19,068	873,719
	Morguard Corp.	700	70,299
	Morneau Shepell, Inc.	12,200	306,700
*	MTY Food Group, Inc.	2,985	125,554
#	Mullen Group, Ltd.	29,081	318,693
	National Bank of Canada	52,657	3,828,198
	Neo Performance Materials, Inc.	1,900	30,885
*	New Gold, Inc.	178,103	292,697
#	NFI Group, Inc.	16,244	364,355
	North American Construction Group, Ltd.	7,400	99,758
#	North American Construction Group, Ltd.	5,792	78,018
#	North West Co., Inc. (The)	11,509	331,464
#	Northland Power, Inc.	24,464	842,701
	Nutrien, Ltd.	35,473	1,957,764
*	OceanaGold Corp.	197,015	328,585
	Onex Corp.	14,054	940,897
	Open Text Corp.	5,600	263,701
	Open Text Corp.	19,263	907,287
	Osisko Gold Royalties, Ltd.	12,778	154,279
	Osisko Gold Royalties, Ltd.	17,699	213,804
#*	Osisko Mining, Inc.	9,905	25,868
	Pan American Silver Corp.	31,696	1,008,562
	Park Lawn Corp.	4,700	129,817
#	Parkland Corp.	34,585	1,110,862
	Pason Systems, Inc.	14,685	112,304
	Pembina Pipeline Corp.	57,666	1,779,573
	PHX Energy Services Corp.	8,838	25,094
	Pizza Pizza Royalty Corp.	7,900	69,350
*	Points International, Ltd.	1,000	15,311
*	Points International, Ltd.	1,715	26,634
	Polaris Infrastructure, Inc.	6,500	105,394
#	PrairieSky Royalty, Ltd.	27,298	292,713
*	Precision Drilling Corp.	1,898	48,739
#*	Precision Drilling Corp.	992	25,503
#	Premium Brands Holdings Corp.	9,754	948,856
*	Pretium Resources, Inc.	39,757	417,051
	Primo Water Corp. 74167P108	42,856	717,409
*	Pulse Seismic, Inc.	4,200	6,526
	Quarterhill, Inc.	31,600	66,072
	Quebecor, Inc., Class B	28,612	769,334
#*	Real Matters, Inc.	12,900	169,075
	Recipe Unlimited Corp.	5,300	83,005
#	Restaurant Brands International, Inc.	14,891	1,021,672
	RF Capital Group, Inc.	6,961	12,572
	Richelieu Hardware, Ltd.	9,771	341,347
	Ritchie Bros Auctioneers, Inc.	1,000	63,613
	Ritchie Bros Auctioneers, Inc.	11,797	750,289
	Rogers Communications, Inc., Class B	16,087	792,342
	Rogers Communications, Inc., Class B	17,335	853,402
#	Rogers Sugar, Inc.	23,918	108,192
*	Roxgold, Inc.	101,700	168,790
	Royal Bank of Canada 780087102	88,652	8,457,402

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Royal Bank of Canada 780087953	36,769	$3,509,231
#	Russel Metals, Inc.	20,065	460,019
#*	Sabina Gold & Silver Corp.	40,900	58,564
*	Sandstorm Gold, Ltd.	3,411	25,253
*	Sandstorm Gold, Ltd.	8,544	63,397
#	Saputo, Inc.	18,080	574,547
#	Savaria Corp.	5,400	83,077
#	Secure Energy Services, Inc.	40,209	136,085
	Shaw Communications, Inc., Class B	8,279	239,786
	Shaw Communications, Inc., Class B	59,158	1,711,441
	ShawCor, Ltd.	16,294	77,284
*	Shopify, Inc., Class A	752	889,248
	Sienna Senior Living, Inc.	13,800	164,367
*	Sierra Metals, Inc.	3,400	12,104
*	Sierra Wireless, Inc.	8,998	136,320
	Sleep Country Canada Holdings, Inc.	13,187	372,817
	SNC-Lavalin Group, Inc.	31,849	712,304
*	Spin Master Corp.	4,550	154,141
	SSR Mining, Inc.	27,376	434,534
#	SSR Mining, Inc.	17,200	272,792
	Stantec, Inc.	1,327	62,131
#	Stantec, Inc.	18,409	862,094
	Stelco Holdings, Inc.	8,799	221,988
	Stella-Jones, Inc.	11,395	476,511
*	Storm Resources, Ltd.	27,400	70,888
	Sun Life Financial, Inc.	425	22,928
	Sun Life Financial, Inc.	25,036	1,350,442
*	SunOpta, Inc.	10,400	128,856
*	SunOpta, Inc.	4,092	50,669
#	Superior Plus Corp.	53,070	648,506
*	Taseko Mines, Ltd.	65,679	131,449
	TELUS Corp.	2,996	62,155
	TerraVest Industries, Inc.	1,300	19,038
*	Tervita Corp.	759	3,241
	TFI International, Inc.	29,167	2,555,657
	Thomson Reuters Corp.	7,062	654,718
	Tidewater Midstream and Infrastructure, Ltd.	71,300	60,908
	Timbercreek Financial Corp.	20,935	154,992
	TMX Group, Ltd.	3,995	440,241
*	Topicus.com, Inc.	2,541	190,153
*	Torex Gold Resources, Inc.	28,014	339,135
	Toromont Industries, Ltd.	17,725	1,413,212
	Toronto-Dominion Bank (The)	6,849	470,846
	Toronto-Dominion Bank (The)	53,477	3,676,544
*	Total Energy Services, Inc.	13,840	43,913
#	Transcontinental, Inc., Class A	23,619	447,342
#*	Trevali Mining Corp.	127,243	21,739
*	Trican Well Service, Ltd.	69,115	118,645
	Tricon Residential, Inc.	22,747	241,322
*	Trisura Group, Ltd.	888	94,655
*	Turquoise Hill Resources, Ltd.	1	11
*	Turquoise Hill Resources, Ltd.	20,593	362,227
	Uni-Select, Inc.	7,611	84,336
	VersaBank	2,400	29,347
*	Viemed Healthcare, Inc.	5,400	54,301
	Wajax Corp.	6,875	113,264
	Waste Connections, Inc.	8,445	1,005,884
*	Wesdome Gold Mines, Ltd.	28,500	210,072
	West Fraser Timber Co., Ltd.	16,119	1,244,513

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Western Forest Products, Inc.	128,611	$221,824
#	Westshore Terminals Investment Corp.	16,246	265,138
#	Wheaton Precious Metals Corp.	8,900	367,748
*	WildBrain, Ltd.	40,263	89,098
	Winpak, Ltd.	3,432	119,170
#	WSP Global, Inc.	12,089	1,255,273
	Yamana Gold, Inc.	139,814	640,404
	Yellow Pages, Ltd.	5,429	55,741

TOTAL CANADA			159,435,158

CHINA — (0.0%)
*	FIH Mobile, Ltd.	830,000	117,172
	TK Group Holdings, Ltd.	54,000	23,538

TOTAL CHINA			140,710

DENMARK — (1.6%)
*	ALK-Abello A.S.	1,030	446,048
	Alm Brand A.S.	15,888	180,637
#	Ambu A.S., Class B	7,303	408,754
	AP Moller - Maersk A.S., Class A	146	343,052
#	AP Moller - Maersk A.S., Class B	178	442,798
*	Bang & Olufsen A.S.	23,220	123,957
	BankNordik P/F	1,197	30,634
*	Bavarian Nordic A.S.	15,768	722,217
*	Brodrene Hartmann A.S.	947	99,100
*	Chr Hansen Holding A.S.	8,059	739,876
	Coloplast A.S., Class B	4,151	687,570
	Columbus A.S.	25,009	41,794
	Danske Bank A.S.	65,390	1,242,915
#*	Demant A.S.	17,336	867,871
*	Dfds A.S.	9,464	558,005
*	Drilling Co. of 1972 A.S. (The)	1,730	72,397
	DSV Panalpina A.S.	6,231	1,388,205
	FLSmidth & Co. A.S.	6,739	265,634
#	GN Store Nord A.S.	32,830	2,960,845
	GronlandsBANKEN A.S.	259	25,499
*	ISS A.S.	34,847	660,766
	Jeudan A.S.	1,620	64,013
*	Jyske Bank A.S.	15,613	760,406
*	Matas A.S.	9,339	138,164
#	Netcompany Group A.S.	4,986	520,008
*	Nilfisk Holding A.S.	8,267	245,658
*	NKT A.S.	6,805	281,534
	NNIT A.S.	2,649	46,351
	Orsted A.S.	5,357	778,719
	Pandora A.S.	33,757	3,822,941
*	Parken Sport & Entertainment A.S.	1,139	15,479
	Per Aarsleff Holding A.S.	4,485	219,693
	Ringkjoebing Landbobank A.S.	7,222	734,166
	Rockwool International A.S., Class A	970	378,561
#	Rockwool International A.S., Class B	1,889	844,945
#	RTX A.S.	1,768	53,693
	Schouw & Co., A.S.	3,662	391,045
	SimCorp A.S.	7,296	964,673
	Solar A.S., Class B	1,580	145,878
	SP Group A.S.	191	10,763
	Spar Nord Bank A.S.	22,279	246,577
	Sydbank A.S.	15,118	450,668

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	TCM Group A.S.	432	$11,901
*	Tivoli A.S.	499	66,992
	Topdanmark A.S	9,439	458,969
	Tryg A.S.	27,952	639,175
	UIE P.L.C.	387	108,756
	Vestas Wind Systems A/S	37,010	1,526,348
*	Vestjysk Bank A.S.	107,651	59,640

TOTAL DENMARK			26,294,290

FINLAND — (1.8%)
	Aktia Bank Oyj	12,613	161,608
	Alandsbanken Abp, Class B	698	22,162
	Alma Media Oyj	6,819	85,736
	Aspo Oyj	5,171	55,400
	Atria Oyj	4,031	59,790
	Cargotec Oyj, Class B	8,754	506,939
	Caverion Oyj	2,736	22,586
	Citycon Oyj	7,699	67,607
	Digia Oyj	3,511	33,863
	Elisa Oyj	15,775	894,243
	Enento Group Oyj	967	41,611
#*	Finnair Oyj	154,000	133,514
	Fiskars Oyj Abp	7,879	164,080
	F-Secure Oyj	7,922	37,719
	Harvia Oyj	1,461	76,414
	HKScan Oyj, Class A	10,963	30,756
	Huhtamaki Oyj	31,301	1,484,951
	Ilkka-Yhtyma Oyj	2,909	17,827
	Kamux Corp.	5,559	102,109
	Kemira Oyj	32,835	536,356
	Kesko Oyj, Class A	22,342	639,129
	Kesko Oyj, Class B	52,528	1,599,443
	Kojamo Oyj	12,117	262,406
	Kone Oyj, Class B	11,103	872,057
	Konecranes Oyj	13,484	620,629
#	Lassila & Tikanoja Oyj	12,008	208,710
	Metsa Board Oyj	34,526	439,281
	Metso Outotec Oyj	120,615	1,354,993
	Neles Oyj	29,515	429,439
	Neste Oyj	45,529	2,753,172
*	Nokia Oyj	369,101	1,748,414
	Nokian Renkaat Oyj	28,487	1,060,614
	Nordea Bank Abp	83,521	865,660
	Nordea Bank Abp	54,225	560,958
	Oriola Oyj, Class A	2,227	5,570
	Oriola Oyj, Class B	38,503	88,144
*	Outokumpu Oyj	91,094	592,003
#	Ponsse Oyj	2,973	157,858
*	QT Group Oyj	471	55,724
	Raisio Oyj, Class V	15,215	74,848
	Raute Oyj, Class A	401	11,080
	Revenio Group Oyj	4,498	322,947
#	Rovio Entertainment Oyj	1,950	15,514
	Sampo Oyj, Class A	28,256	1,340,313
	Sanoma Oyj	25,923	450,030
	Stora Enso Oyj, Class R	77,040	1,473,964
	Teleste Oyj	3,087	20,971
	TietoEVRY Oyj	19,072	660,504
*	Tikkurila Oyj	12,676	511,387

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Tokmanni Group Corp.	20,394	$524,459
	UPM-Kymmene Oyj	58,715	2,296,175
	Uponor Oyj	18,691	544,241
	Vaisala Oyj, Class A	882	36,947
	Valmet Oyj	37,202	1,553,827
	Wartsila Oyj Abp	94,420	1,218,489
#	YIT Oyj	41,269	255,667

TOTAL FINLAND			30,160,838

FRANCE — (8.0%)
	ABC arbitrage	8,155	70,107
*	Accor SA	20,067	808,021
*	Aeroports de Paris	2,014	258,160
	Air Liquide SA	19,718	3,320,556
*	Airbus SE	23,263	2,797,600
	AKWEL	3,913	156,385
	ALD SA	10,128	159,235
*	Alstom SA	9,199	502,372
	Altamir	3,848	110,321
*	Alten SA	6,197	775,856
*	Amundi SA	10,530	938,418
	Arkema SA	21,109	2,638,980
	Assystem SA	1,573	53,138
*	ATEME SA	482	8,991
*	Atos SE	20,684	1,408,573
	Aubay	1,711	86,286
	AXA SA	76,328	2,155,886
*	Axway Software SA	1,727	62,526
	Bastide le Confort Medical	789	44,072
*	Beneteau SA	9,994	132,284
*	Bigben Interactive	3,977	97,080
*	BNP Paribas SA	41,394	2,654,088
	Boiron SA	1,900	88,599
#	Bollore SA	140,211	707,901
	Bonduelle SCA	4,816	127,190
#*	Bourbon Corp.	3,477	0
#	Bouygues SA	52,258	2,239,539
*	Bureau Veritas SA	32,581	974,406
	Burelle SA	30	32,167
	Capgemini SE	13,980	2,561,791
	Carrefour SA	132,025	2,556,927
*	Casino Guichard Perrachon SA	9,663	337,398
*	Cegedim SA	1,561	50,693
*	CGG SA	243,890	282,934
	Chargeurs SA	4,384	123,574
*	Cie de Saint-Gobain	52,183	3,292,493
*	Cie des Alpes	2,635	75,553
	Cie Generale des Etablissements Michelin SCA	20,758	3,003,695
	Cie Plastic Omnium SA	16,477	553,642
	CNP Assurances	23,182	405,470
*	Coface SA	26,139	318,444
*	Credit Agricole SA	56,025	866,606
#	Danone SA	42,968	3,033,088
	Dassault Systemes SE	2,208	512,195
	Delta Plus Group	346	35,643
*	Derichebourg SA	27,761	233,427
	Edenred	25,389	1,439,339
*	Eiffage SA	24,726	2,708,424
*	Electricite de France SA	73,291	1,069,400

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Elior Group SA	28,156	$233,228
*	Elis SA	61,787	1,105,744
*	Engie SA	90,563	1,348,976
*	Eramet SA	2,328	167,656
#*	Erytech Pharma SA	2,355	17,317
*	ESI Group	181	11,922
	EssilorLuxottica SA	7,122	1,185,384
#	Euronext NV	11,989	1,205,889
#	Eutelsat Communications SA	59,830	757,073
*	Exel Industries, Class A	266	24,631
*	Faurecia SE	28,771	1,554,412
*	Fnac Darty SA	5,111	360,429
*	Fnac Darty SA	903	64,129
	Gaztransport Et Technigaz SA	3,911	333,830
*	Getlink SE	24,647	392,069
#*	GL Events	2,690	50,275
*	Groupe Crit	826	71,477
	Groupe Gorge SA	802	14,965
	Guerbet	2,118	85,831
	Haulotte Group SA	2,041	15,580
	Hermes International	940	1,179,803
*	HEXAOM	901	44,618
*	ID Logistics Group	479	132,523
	Iliad SA	10,199	1,852,010
	Imerys SA	8,616	447,864
	Ipsen SA	5,348	517,018
	IPSOS	10,845	451,325
	Jacquet Metals SACA	3,858	93,025
*	JCDecaux SA	19,782	503,620
	Kaufman & Broad SA	7,894	358,886
	Kering SA	3,025	2,423,967
#*	Korian SA	17,570	703,510
*	Lagardere SCA	28,664	771,539
	Lectra	6,056	218,539
	Legrand SA	20,662	2,011,236
	Linedata Services	1,500	67,867
*	LISI	5,674	183,302
	LNA Sante SA	1,112	64,741
#	L’Oreal SA	4,186	1,714,041
	LVMH Moet Hennessy Louis Vuitton SE	13,701	10,321,650
*	Maisons du Monde SA	12,403	301,511
	Manitou BF SA	2,548	85,428
	Manutan International	278	25,738
*	Mersen SA	4,927	170,907
#*	METabolic EXplorer SA	7,040	43,293
*	Metropole Television SA	10,154	225,617
*	Natixis SA	83,047	405,519
*	Neoen SA	307	14,057
*	Nexans SA	6,931	569,225
	Nexity SA	14,755	799,628
#*	Nicox	1,341	6,688
*	NRJ Group	4,221	32,758
*	Oeneo SA	5,302	68,829
*	OL Groupe SA	4,903	13,335
	Orange SA	504,080	6,277,416
*	Orpea SA	7,826	1,007,221
	Publicis Groupe SA	53,683	3,474,357
	Quadient SA	10,199	278,758
#*	Rallye SA	1,703	14,823

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Recylex SA	3,158	$1,316
*	Renault SA	32,977	1,329,246
	Rexel SA	65,149	1,280,650
	Robertet SA	177	208,550
*	Rothschild & Co.	6,513	231,672
	Rubis SCA	13,553	636,216
*	Safran SA	17,064	2,547,803
	Samse SA	48	10,767
*	Savencia SA	1,061	93,612
#*	SCOR SE	40,801	1,318,340
	SEB SA	5,772	1,051,168
	SES SA	82,028	621,819
	Societe BIC SA	6,130	433,196
*	Societe Generale SA	70,362	2,001,600
*	Societe Marseillaise du Tunnel Prado-Carenage SA	467	12,868
	Societe pour l’Informatique Industrielle	1,990	60,997
*	Sodexo SA	14,648	1,465,506
*	SOITEC	3,223	650,767
*	Solocal Group	15,928	53,910
	Somfy SA	1,802	318,168
*	Sopra Steria Group SACA	3,729	694,100
*	SPIE SA	27,246	688,705
*	SRP Groupe SA	5,390	20,744
	Stef SA	1,222	136,981
	STMicroelectronics NV	93,340	3,486,366
#	STMicroelectronics NV	3,197	119,216
	Suez SA	37,066	885,917
	Sword Group	1,865	92,989
*	Synergie SE	2,431	111,029
*	Tarkett SA	11,085	267,231
	Teleperformance	9,363	3,615,469
#*	Television Francaise 1	14,992	147,918
	Thermador Groupe	1,879	192,365
#	Tikehau Capital SCA	1,456	46,211
	Total Gabon	250	40,555
*	Touax SA	1,701	18,008
	Trigano SA	1,798	321,255
*	Ubisoft Entertainment SA	13,221	992,159
*	Union Financiere de France BQE SA	1,264	27,997
	Valeo SA	53,223	1,724,743
#*	Vallourec SA	1,373	44,652
#	Veolia Environnement SA	20,894	666,414
	Verallia SA	5,192	210,196
	Vetoquinol SA	622	79,105
	Vilmorin & Cie SA	2,171	152,167
	Vinci SA	41,184	4,519,108
*	Virbac SA	860	279,148
	Vivendi SE	20,198	704,112
*	Wavestone	1,030	47,077
*	Worldline SA	15,481	1,519,884
*	X-Fab Silicon Foundries SE	1,310	12,703

TOTAL FRANCE			129,939,177

GERMANY — (7.1%)
	1&1 Drillisch AG	11,388	342,347
	7C Solarparken AG	9,723	48,568
*	Aareal Bank AG	13,417	377,105
	Adesso SE	332	48,682
*	Adidas AG	7,931	2,449,575

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	ADLER Group SA	4,316	$127,488
*	ADVA Optical Networking SE	14,838	186,219
*	AIXTRON SE	2,091	44,608
	All for One Group SE	614	47,854
	Allgeier SE	1,208	34,910
	Allianz SE	15,781	4,097,013
*	Amadeus Fire AG	334	57,961
	Aroundtown SA	123,947	954,407
	Atoss Software AG	1,303	290,752
#*	Aumann AG	643	9,304
	Aurubis AG	9,731	836,511
	Basler AG	511	66,669
*	Bauer AG	3,437	51,318
	Bayerische Motoren Werke AG	41,425	4,151,206
	BayWa AG	4,809	234,483
	Bechtle AG	5,456	1,110,991
	Befesa SA	6,942	485,644
	Bertrandt AG	1,821	100,876
*	Bijou Brigitte AG	1,184	35,278
	Bilfinger SE	8,032	300,170
*	Borussia Dortmund GmbH & Co., KGaA	13,186	92,429
	Brenntag SE	27,483	2,467,277
	CANCOM SE	6,509	401,816
	Carl Zeiss Meditec AG	1,205	212,287
*	CECONOMY AG	43,005	251,942
*	CENIT AG	1,138	19,417
	Cewe Stiftung & Co. KGAA	2,318	375,593
*	Commerzbank AG	254,263	1,676,651
	CompuGroup Medical SE & Co., KgaA	4,659	426,394
*	Continental AG	18,157	2,453,725
#*	Corestate Capital Holding SA	3,697	58,094
	Covestro AG	46,187	3,020,602
	CropEnergies AG	9,615	123,480
*	CTS Eventim AG & Co., KGaA	11,889	820,580
	Daimler AG	90,613	8,064,441
*	Delivery Hero SE	411	65,201
*	Deutsche Bank AG	182,842	2,559,788
	Deutsche Beteiligungs AG	3,648	150,903
	Deutsche Boerse AG	11,706	2,017,240
*	Deutsche EuroShop AG	3,175	73,289
#*	Deutsche Lufthansa AG	29,710	383,805
*	Deutsche Pfandbriefbank AG	35,125	404,306
	Deutsche Post AG	56,332	3,317,794
	Deutsche Telekom AG	387,246	7,452,563
	Deutsche Wohnen SE	16,729	905,011
*	Deutz AG	31,772	257,883
*	Dialog Semiconductor P.L.C.	16,732	1,310,790
	DIC Asset AG	8,141	145,199
	DMG Mori AG	3,123	157,375
	Dr Hoenle AG	981	57,153
	Draegerwerk AG & Co., KGaA	933	82,389
	Duerr AG	14,034	588,094
	E.ON SE	133,300	1,607,309
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,820	473,277
*	EDAG Engineering Group AG	3,367	33,102
	Elmos Semiconductor SE	1,788	74,577
*	ElringKlinger AG	5,449	94,503
	Energiekontor AG	2,205	150,045
	Evonik Industries AG	22,338	782,032

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Fabasoft AG	710	$38,458
*	Fielmann AG	5,296	403,230
	First Sensor AG	731	38,576
*	flatexDEGIRO AG	3,519	450,672
	FORTEC Elektronik AG	65	1,390
*	Francotyp-Postalia Holding AG, Class A	2,956	11,366
*	Fraport AG Frankfurt Airport Services Worldwide	7,967	528,420
	Freenet AG	45,068	1,095,900
	Fresenius Medical Care AG & Co. KGaA	28,784	2,291,962
	Fuchs Petrolub SE	5,063	219,400
	GEA Group AG	16,227	712,599
	Gerresheimer AG	9,780	1,051,908
	Gesco AG	2,374	62,735
	GFT Technologies SE	5,152	118,689
	Grand City Properties SA	19,175	515,561
*	H&R GmbH & Co., KGaA	3,109	27,240
	Hamburger Hafen und Logistik AG	10,912	268,742
	Hannover Rueck SE	3,605	665,702
	Hapag-Lloyd AG	5,475	995,266
*	Heidelberger Druckmaschinen AG	78,275	126,348
#*	Hella GmbH & Co., KGaA	11,892	713,466
#*	HelloFresh SE	19,369	1,605,280
	Henkel AG & Co. KGaA	3,509	348,628
*	Highlight Communications AG	1,578	7,384
	Hochtief AG	5,175	485,265
	Hornbach Baumarkt AG	2,192	87,610
	Hornbach Holding AG & Co., KGaA	2,702	252,457
	Hugo Boss AG	15,455	712,862
*	Hypoport SE	472	284,449
	Indus Holding AG	5,552	230,823
	Infineon Technologies AG	56,441	2,263,314
*	Instone Real Estate Group AG	4,342	129,102
	IVU Traffic Technologies AG	1,335	28,420
	Jenoptik AG	7,124	217,945
*	JOST Werke AG	589	38,755
	K+S AG	53,489	593,489
	KION Group AG	20,522	2,044,961
*	Kloeckner & Co., SE	20,604	279,291
	Knorr-Bremse AG	2,608	319,679
*	Koenig & Bauer AG	3,583	101,718
	Krones AG	1,826	159,010
	KSB SE & Co., KGaA	11	4,447
	KWS Saat SE & Co., KGaA	1,695	150,630
	Lanxess AG	18,944	1,394,134
	LEG Immobilien SE	7,927	1,102,925
	Leifheit AG	1,652	94,338
#*	Leoni AG	6,883	96,381
#	LPKF Laser & Electronics AG	1,872	49,670
*	Manz AG	577	37,982
	METRO AG	60,356	659,786
	MLP SE	8,905	78,044
	MTU Aero Engines AG	5,801	1,463,924
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,401	1,560,532
*	Nagarro SE	1,208	132,186
	Nemetschek SE	10,653	794,114
	New Work SE	503	152,682
	Nexus AG	1,701	117,612
*	Nordex SE	10,527	303,930
	Norma Group SE	11,700	653,011

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	OHB SE	1,146	$48,862
	Patrizia AG	7,619	208,435
	Pfeiffer Vacuum Technology AG	441	85,660
	PNE AG	20,038	181,239
*	Progress-Werk Oberkirch AG	549	17,685
*	ProSiebenSat.1 Media SE	55,974	1,215,677
	PSI Software AG	1,210	46,398
*	Puma SE	4,759	501,704
*	Puma SE	1,130	119,127
*	PVA TePla AG	1,378	40,952
	q.beyond AG	38,579	89,325
*	R Stahl AG	287	8,420
	Rational AG	673	559,839
*	RTL Group SA	8,129	477,929
#*	S&T AG	7,883	213,993
*	SAF-Holland SE	15,350	251,879
*	Salzgitter AG	9,848	313,228
	SAP SE, Sponsored ADR	2,290	320,463
	SAP SE	32,005	4,481,361
*	Schaltbau Holding AG	438	18,117
#	Scout24 AG	7,144	593,957
	Secunet Security Networks AG	211	90,290
*	SGL Carbon SE	15,607	116,175
*	Siemens Energy AG	5,736	191,852
	Siltronic AG	3,715	626,029
*	Sixt SE	3,540	491,117
*	SMA Solar Technology AG	840	48,026
	Softing AG	978	6,402
	Software AG	8,736	378,400
	Stabilus SA	6,518	508,933
	STRATEC SE	852	120,645
	Stroeer SE & Co., KGaA	7,447	634,656
	Suedzucker AG	20,485	335,429
*	SUESS MicroTec SE	2,792	90,834
*	Surteco Group SE	1,977	65,380
	Symrise AG	8,978	1,159,373
	TAG Immobilien AG	20,451	632,469
*	Takkt AG	4,764	80,604
*	Talanx AG	7,508	316,332
#*	TeamViewer AG	21,055	1,000,798
*	Technotrans SE	2,276	74,805
	Telefonica Deutschland Holding AG	230,296	669,279
*	Thyssenkrupp AG	90,978	1,216,275
	Traffic Systems SE	1,284	58,069
	Uniper SE	19,296	704,076
	United Internet AG	32,890	1,383,284
*	va-Q-tec AG	1,198	47,107
#*	Varta AG	1,665	242,158
#	VERBIO Vereinigte BioEnergie AG	6,536	329,629
	Volkswagen AG	3,702	1,175,283
	Vonovia SE	16,192	1,063,891
*	Vossloh AG	2,156	114,732
	Wacker Chemie AG	4,737	714,432
*	Wacker Neuson SE	7,576	203,696
*	Washtec AG	2,225	143,613
	Wuestenrot & Wuerttembergische AG	6,502	141,450
*	Zalando SE	4,302	447,402
*	zooplus AG	1,258	397,779

TOTAL GERMANY			115,287,649

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (2.8%)
*	Aceso Life Science Group, Ltd.	611,000	$15,942
	Aeon Credit Service Asia Co., Ltd.	38,000	25,377
	AIA Group, Ltd.	678,400	8,610,640
	APAC Resources, Ltd.	20,000	3,364
#*	Applied Development Holdings, Ltd.	235,000	3,840
	Asia Financial Holdings, Ltd.	40,000	19,585
*	Asia Standard International Group, Ltd.	156,000	25,091
*	Asiasec Properties, Ltd.	62,000	9,946
	ASM Pacific Technology, Ltd.	51,100	771,785
	Bank of East Asia, Ltd. (The)	197,253	413,585
	BOC Aviation, Ltd.	67,700	609,396
	BOC Hong Kong Holdings, Ltd.	241,500	849,174
	BOCOM International Holdings Co., Ltd.	130,000	29,060
	Brightoil Petroleum Holdings, Ltd.	444,000	16,079
*	Burwill Holdings, Ltd.	1,052,000	1,801
	Cafe de Coral Holdings, Ltd.	124,000	269,165
*	Cathay Pacific Airways, Ltd.	383,181	336,950
	Century City International Holdings, Ltd.	420,000	23,790
	CGN Mining Co., Ltd.	245,000	21,790
	Chevalier International Holdings, Ltd.	12,000	14,894
*	China Best Group Holding, Ltd.	58,000	2,638
*	China Display Optoelectronics Technology Holdings, Ltd.	176,000	11,109
*	China Energy Development Holdings, Ltd.	1,680,000	21,351
	China Motor Bus Co., Ltd.	1,400	18,921
#*	China Star Entertainment, Ltd.	180,000	33,169
*	China Strategic Holdings, Ltd.	2,830,000	48,641
	Chinese Estates Holdings, Ltd.	121,000	59,826
	Chong Hing Bank, Ltd.	31,000	40,897
	Chow Sang Sang Holdings International, Ltd.	104,000	176,793
	Chow Tai Fook Jewellery Group, Ltd.	151,000	243,222
	Chuang’s China Investments, Ltd.	190,000	10,912
	Chuang’s Consortium International, Ltd.	200,000	27,768
	CITIC Telecom International Holdings, Ltd.	571,000	206,379
	CK Asset Holdings, Ltd.	212,808	1,332,309
	CK Life Sciences Intl Holdings, Inc.	264,000	26,808
	CNQC International Holdings, Ltd.	147,500	15,445
	CNT Group, Ltd.	128,000	6,335
	Convenience Retail Asia, Ltd.	54,000	4,933
#*	Convoy Global Holdings, Ltd.	576,000	2,321
	Crystal International Group, Ltd.	27,000	14,218
	CSI Properties, Ltd.	1,190,000	37,421
	Dah Sing Banking Group, Ltd.	131,328	143,955
	Dah Sing Financial Holdings, Ltd.	38,120	123,115
	Dickson Concepts International, Ltd.	43,500	22,926
	Eagle Nice International Holdings, Ltd.	74,000	43,389
	EC Healthcare	35,000	42,039
*	Emperor Capital Group, Ltd.	888,000	15,183
*	Emperor Watch & Jewellery, Ltd.	810,000	16,075
#*	ENM Holdings, Ltd.	156,000	12,827
*	Esprit Holdings, Ltd.	749,250	74,158
*	Eternity Investment, Ltd.	710,000	22,254
	Fairwood Holdings, Ltd.	16,500	37,350
	Far East Consortium International, Ltd.	416,963	147,505
	First Pacific Co., Ltd.	622,000	213,195
	Fountain SET Holdings, Ltd.	164,000	24,268
*	Freeman Fintech Corp., Ltd.	312,000	679
	FSE Services Group, Ltd.	9,000	6,013
	Get Nice Financial Group, Ltd.	101,500	13,583
	Giordano International, Ltd.	382,000	76,587

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Glorious Sun Enterprises, Ltd.	80,000	$8,552
*	Goldin Financial Holdings, Ltd.	38,000	0
*	Good Resources Holdings, Ltd.	410,000	1,684
*	Goodbaby International Holdings, Ltd.	231,000	55,228
	Great Eagle Holdings, Ltd.	56,597	199,333
*	G-Resources Group, Ltd.	6,825,600	42,231
	Guotai Junan International Holdings, Ltd.	974,000	176,035
#	Haitong International Securities Group, Ltd.	731,956	230,028
	Hang Lung Group, Ltd.	195,000	511,543
	Hang Lung Properties, Ltd.	324,000	883,943
	Hang Seng Bank, Ltd.	29,800	583,397
	Hanison Construction Holdings, Ltd.	26,565	4,541
	Henderson Land Development Co., Ltd.	107,249	476,692
	HKBN, Ltd.	164,500	240,489
	HKT Trust & HKT, Ltd.	820,000	1,190,628
	Hon Kwok Land Investment Co., Ltd.	38,000	16,784
	Hong Kong Exchanges & Clearing, Ltd.	45,540	2,746,564
	Hong Kong Ferry Holdings Co., Ltd.	22,000	17,002
	Hongkong & Shanghai Hotels, Ltd. (The)	119,511	119,746
	Hongkong Chinese, Ltd.	136,000	11,616
#	Honma Golf, Ltd.	25,000	13,793
	Hung Hing Printing Group, Ltd.	86,000	14,831
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	340,000	66,021
*	Hypebeast, Ltd.	200,000	30,699
	Hysan Development Co., Ltd.	81,000	304,930
	IGG, Inc.	161,000	271,383
*	Imagi International Holdings, Ltd.	31,500	7,520
	International Housewares Retail Co., Ltd.	59,000	20,704
#	ITC Properties Group, Ltd.	124,018	17,260
	Jacobson Pharma Corp., Ltd.	72,000	7,230
*	JBM Healthcare, Ltd.	9,000	1,321
	Johnson Electric Holdings, Ltd.	128,375	341,154
	K Wah International Holdings, Ltd.	90,000	44,786
*	Kader Holdings Co., Ltd.	102,000	5,803
	Karrie International Holdings, Ltd.	110,000	26,003
	Kerry Logistics Network, Ltd.	122,500	367,703
	Kerry Properties, Ltd.	136,500	459,910
	Kingmaker Footwear Holdings, Ltd.	42,000	5,111
	Kingston Financial Group, Ltd.	644,000	47,158
	Kowloon Development Co., Ltd.	101,000	118,658
*	Kwoon Chung Bus Holdings, Ltd.	22,000	6,844
*	Lai Sun Development Co., Ltd.	55,120	43,837
	Landsea Green Properties Co., Ltd.	264,000	16,595
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	343,500	49,943
*	Lifestyle International Holdings, Ltd.	104,000	84,256
	Liu Chong Hing Investment, Ltd.	46,000	47,344
	L’Occitane International SA	108,500	311,727
	Luk Fook Holdings International, Ltd.	93,000	232,418
	Lung Kee Bermuda Holdings	24,000	11,622
	Magnificent Hotel Investment, Ltd.	102,000	1,524
	Man Wah Holdings, Ltd.	494,400	1,035,045
*	Mason Group Holdings, Ltd.	3,999,598	17,934
	Master Glory Group, Ltd.	163,500	1,027
	MECOM Power and Construction, Ltd.	22,000	12,656
#*	MH Development, Ltd.	28,000	784
	Ming Fai International Holdings, Ltd.	64,000	5,839
	Miramar Hotel & Investment	47,000	92,018
	Modern Dental Group, Ltd.	72,000	36,467

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	MTR Corp., Ltd.	88,920	$495,234
	Nameson Holdings, Ltd.	206,000	17,226
	New World Development Co., Ltd.	243,270	1,287,304
#*	NewOcean Energy Holdings, Ltd.	238,000	17,095
	Nissin Foods Co., Ltd.	34,000	25,794
	Oriental Watch Holdings	83,462	32,141
*	Oshidori International Holdings, Ltd.	1,002,000	74,680
	Pacific Basin Shipping, Ltd.	1,279,000	448,174
*	Pacific Century Premium Developments, Ltd.	124,200	11,527
	Pacific Textiles Holdings, Ltd.	300,000	191,586
	Paliburg Holdings, Ltd.	58,000	16,174
*	PC Partner Group, Ltd.	60,000	30,143
#	PCCW, Ltd.	1,041,797	602,733
	Pentamaster International, Ltd.	96,000	20,681
	Perfect Shape Medical, Ltd.	88,000	77,722
	Pico Far East Holdings, Ltd.	162,000	28,550
	Playmates Holdings, Ltd.	140,000	16,748
	Polytec Asset Holdings, Ltd.	533,170	100,324
	Power Assets Holdings, Ltd.	125,500	771,298
*	Prada SpA	68,400	424,510
	Public Financial Holdings, Ltd.	104,000	31,421
*	PYI Corp., Ltd.	113,600	5,510
	Regal Hotels International Holdings, Ltd.	76,000	40,637
	Regina Miracle International Holdings, Ltd.	87,000	25,608
*	Sa Sa International Holdings, Ltd.	80,221	19,030
	SAS Dragon Holdings, Ltd.	64,000	26,521
	SEA Holdings, Ltd.	47,706	49,990
*	Shangri-La Asia, Ltd.	256,000	243,705
	Shenwan Hongyuan HK, Ltd.	120,000	15,727
	Shun Ho Property Investments, Ltd.	1,683	282
	Shun Tak Holdings, Ltd.	394,000	125,979
*	Sing Tao News Corp., Ltd.	118,000	13,468
	Singamas Container Holdings, Ltd.	386,000	31,197
	Sino Land Co., Ltd.	435,027	646,078
	SITC International Holdings Co., Ltd.	364,000	1,386,992
	SmarTone Telecommunications Holdings, Ltd.	151,500	89,390
	Soundwill Holdings, Ltd.	25,500	28,202
*	Starlight Culture Entertainment Group, Ltd.	30,500	5,356
	Stella International Holdings, Ltd.	99,000	121,980
	Sun Hung Kai & Co., Ltd.	139,000	71,545
	Sun Hung Kai Properties, Ltd.	48,696	732,502
	SUNeVision Holdings, Ltd.	106,000	109,376
	Swire Properties, Ltd.	51,200	152,789
	TAI Cheung Holdings, Ltd.	82,000	51,317
	Tao Heung Holdings, Ltd.	46,000	6,048
	Techtronic Industries Co., Ltd.	109,000	1,977,779
	Television Broadcasts, Ltd.	73,300	80,196
	Texwinca Holdings, Ltd.	224,000	51,291
*	Theme International Holdings, Ltd.	190,000	17,431
*	Town Health International Medical Group, Ltd.	210,998	8,828
	Tradelink Electronic Commerce, Ltd.	164,000	26,378
	Transport International Holdings, Ltd.	56,513	117,790
	United Laboratories International Holdings, Ltd. (The)	256,000	209,676
	Value Partners Group, Ltd.	205,000	145,066
	Vedan International Holdings, Ltd.	124,000	13,103
#	Vitasoy International Holdings, Ltd.	150,000	579,210
#	VPower Group International Holdings, Ltd.	134,000	30,865
	VSTECS Holdings, Ltd.	196,000	193,682
	VTech Holdings, Ltd.	59,200	541,778

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Wai Kee Holdings, Ltd.	56,000	$30,404
	Wang On Group, Ltd.	3,440,000	29,685
*	Wealthking Investments, Ltd.	108,000	11,848
	WH Group, Ltd.	2,225,000	1,938,646
	Wharf Real Estate Investment Co., Ltd.	96,000	551,715
	Wing On Co. International, Ltd.	9,000	20,119
	Wing Tai Properties, Ltd.	62,000	36,745
	Xingye Alloy Materials Group, Ltd.	95,000	14,554
	Xinyi Glass Holdings, Ltd.	514,000	1,821,103
	YTO Express Holdings, Ltd.	16,000	10,466
	Yue Yuen Industrial Holdings, Ltd.	187,000	468,016
#	Zensun Enterprises, Ltd.	590,000	42,485
*	Zhaobangji Properties Holdings, Ltd.	176,000	15,834

TOTAL HONG KONG			44,848,652

IRELAND — (1.0%)
*	AIB Group P.L.C.	130,511	381,283
*	Bank of Ireland Group P.L.C.	169,001	990,315
*	Cairn Homes P.L.C.	176,369	229,437
	CRH P.L.C., Sponsored ADR	139,087	6,574,642
*	Datalex P.L.C.	13,426	8,383
*	FBD Holdings P.L.C.	5,285	49,847
	Glanbia P.L.C.	32,025	471,124
*	Glenveagh Properties P.L.C.	19,312	21,169
*	Irish Continental Group P.L.C.	65,808	359,889
	Kerry Group P.L.C., Class A	4,678	606,370
	Kingspan Group P.L.C.	36,564	3,252,186
*	Permanent TSB Group Holdings P.L.C.	13,273	21,684
	Smurfit Kappa Group P.L.C.	63,274	3,234,583

TOTAL IRELAND			16,200,912

ISRAEL — (0.8%)
	Adgar Investment and Development, Ltd.	6,846	13,976
*	AFI Properties, Ltd.	2,320	96,325
	Africa Israel Residences, Ltd.	740	38,497
*	Airport City, Ltd.	11,254	186,874
	Albaad Massuot Yitzhak, Ltd.	798	17,206
	Alony Hetz Properties & Investments, Ltd.	18,392	264,519
*	Alrov Properties and Lodgings, Ltd.	1,668	87,370
	Amot Investments, Ltd.	20,974	136,758
	Arad, Ltd.	1,741	24,374
	Ashtrom Group, Ltd.	6,451	138,908
	Atreyu Capital Markets, Ltd.	1,315	20,307
	Aura Investments, Ltd.	14,156	12,915
*	Avgol Industries 1953, Ltd.	23,344	21,281
*	Azorim-Investment Development & Construction Co., Ltd.	22,077	91,055
	Azrieli Group, Ltd.	784	55,014
*	Bank Hapoalim BM	73,495	584,110
	Bank Leumi Le-Israel BM	114,005	800,285
	Bayside Land Corp., Ltd.	14,900	136,529
*	Bet Shemesh Engines Holdings 1997, Ltd.	331	7,371
*	Bezeq The Israeli Telecommunication Corp., Ltd.	182,440	197,955
*	Big Shopping Centers, Ltd.	833	100,382
	Blue Square Real Estate, Ltd.	814	59,753
*	Brack Capital Properties NV	439	40,988
*	Camtek, Ltd.	3,288	113,115
	Carasso Motors, Ltd.	7,213	37,539
*	Cellcom Israel, Ltd.	17,437	67,415

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Cellcom Israel, Ltd.	6,437	$24,557
*	Ceragon Networks, Ltd.	7,505	25,592
*	Clal Insurance Enterprises Holdings, Ltd.	9,258	166,464
#*	Compugen, Ltd.	2,478	21,809
	Danel Adir Yeoshua, Ltd.	1,077	187,511
	Delek Automotive Systems, Ltd.	9,595	118,627
	Delta-Galil Industries, Ltd.	3,106	85,185
	Dor Alon Energy in Israel 1988, Ltd.	2,111	54,316
	Duniec Brothers, Ltd.	455	19,484
	Electra Consumer Products 1970, Ltd.	2,172	101,707
	Electra, Ltd.	494	273,640
	Energix-Renewable Energies, Ltd.	10,003	39,214
*	Enlight Renewable Energy, Ltd.	29,620	61,701
	First International Bank Of Israel, Ltd.	10,866	331,302
	FMS Enterprises Migun, Ltd.	330	9,652
	Formula Systems 1985, Ltd.	2,261	216,417
	Fox Wizel, Ltd.	2,984	345,251
	Gilat Satellite Networks, Ltd.	2,199	22,543
	Hadera Paper, Ltd.	954	66,941
	Harel Insurance Investments & Financial Services, Ltd.	39,565	414,379
	Hilan, Ltd.	2,773	144,783
	ICL Group, Ltd.	81,239	519,818
	IDI Insurance Co., Ltd.	1,786	69,045
	IES Holdings, Ltd.	544	35,940
	Inrom Construction Industries, Ltd.	16,696	88,580
	Isracard, Ltd.	3,986	14,889
	Israel Discount Bank, Ltd., Class A	124,616	560,972
	Israel Land Development - Urban Renewal, Ltd.	2,713	35,261
	Isras Investment Co., Ltd.	376	82,069
*	Kamada, Ltd.	2,600	15,678
	Kerur Holdings, Ltd.	968	29,148
	Klil Industries, Ltd.	213	22,238
	Magic Software Enterprises, Ltd.	591	9,687
	Magic Software Enterprises, Ltd.	1,344	22,782
	Malam - Team, Ltd.	1,640	53,430
	Matrix IT, Ltd.	6,841	180,009
	Maytronics, Ltd.	8,431	171,676
	Mega Or Holdings, Ltd.	3,782	125,171
*	Mehadrin, Ltd.	180	8,201
	Meitav Dash Investments, Ltd.	7,248	42,438
	Melisron, Ltd.	1,602	96,722
	Menora Mivtachim Holdings, Ltd.	7,969	173,872
*	Migdal Insurance & Financial Holdings, Ltd.	104,926	124,994
	Mivne Real Estate KD, Ltd.	30,451	83,514
	Mizrahi Tefahot Bank, Ltd.	21,178	595,246
*	Neto Malinda Trading, Ltd.	143	3,335
	Neto ME Holdings, Ltd.	380	15,492
*	Nice, Ltd.	653	157,480
#*	Nice, Ltd., Sponsored ADR	2,458	592,943
*	Nova Measuring Instruments, Ltd.	4,633	444,551
	Novolog, Ltd.	24,796	22,629
*	Oil Refineries, Ltd.	527,463	145,142
	One Software Technologies, Ltd.	588	73,669
	Palram Industries 1990, Ltd.	1,581	15,180
*	Partner Communications Co., Ltd.	38,913	169,414
*	Partner Communications Co., Ltd., ADR	1,321	5,720
	Paz Oil Co., Ltd.	2,106	232,008
*	Perion Network, Ltd.	4,225	73,047
	Phoenix Holdings, Ltd. (The)	33,483	297,300

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries, Ltd.	784	$41,315
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,201	84,150
	Scope Metals Group, Ltd.	1,610	46,438
#	Shapir Engineering and Industry, Ltd.	29,722	212,772
#*	Shikun & Binui, Ltd.	64,850	435,222
	Shufersal, Ltd.	27,713	224,279
#	Strauss Group, Ltd.	5,149	150,422
*	Summit Real Estate Holdings, Ltd.	12,581	204,953
*	Suny Cellular Communication, Ltd.	24,074	8,674
	Tadiran Holdings, Ltd.	495	53,715
	Telsys	589	28,035
*	Tower Semiconductor, Ltd.	14,875	420,963
*	Tower Semiconductor, Ltd.	5,566	160,691
#	Victory Supermarket Chain, Ltd.	1,493	35,422
	YH Dimri Construction & Development, Ltd.	1,190	70,696

TOTAL ISRAEL			13,668,933

ITALY — (3.1%)
	A2A SpA	473,064	925,300
	ACEA SpA	15,647	355,249
#*	Aeffe SpA	5,749	8,498
#*	Amplifon SpA	27,613	1,165,413
	Anima Holding SpA	55,509	286,760
*	Aquafil SpA	2,441	17,562
*	Arnoldo Mondadori Editore SpA	26,239	49,415
*	Assicurazioni Generali SpA	81,226	1,625,854
#*	Atlantia SpA	36,472	711,021
#*	Autogrill SpA	30,602	253,305
*	Avio SpA	2,121	35,292
	Azimut Holding SpA	32,545	778,654
*	B&C Speakers SpA	646	8,612
*	Banca Carige SpA	41	14
*	Banca Generali SpA	13,449	514,225
*	Banca IFIS SpA	5,863	80,129
*	Banca Mediolanum SpA	45,662	426,048
#*	Banca Monte dei Paschi di Siena SpA	18,902	25,817
*	Banca Popolare di Sondrio SCPA	125,701	528,503
	Banca Profilo SpA	37,962	10,470
#*	Banca Sistema SpA	9,819	24,550
	Banco BPM SpA	373,202	1,061,460
	Banco di Desio e della Brianza SpA	6,714	23,070
#	Be Shaping The Future SpA	12,564	23,090
	BFF Bank SpA	17,840	159,733
*	Biesse SpA	2,053	60,392
*	BPER Banca	257,934	587,706
*	Brunello Cucinelli SpA	6,688	340,441
*	Cairo Communication SpA	17,083	36,670
	Carel Industries SpA	1,939	43,426
*	Cerved Group SpA	28,334	332,381
*	CIR SpA-Compagnie Industriali	172,644	97,472
	CNH Industrial NV	223,650	3,319,987
*	Credito Emiliano SpA	25,960	160,257
*	d’Amico International Shipping SA	117,657	14,270
	Danieli & C Officine Meccaniche SpA	10,382	166,292
#	Danieli & C Officine Meccaniche SpA	3,400	83,426
	De’ Longhi SpA	9,853	430,674
	DeA Capital SpA	29,586	51,970
	DiaSorin SpA	3,572	606,659
*	doValue SpA	5,710	70,806

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Elica SpA	4,248	$17,562
*	Emak SpA	12,990	21,683
	Enel SpA	462,497	4,592,284
	ERG SpA	9,634	287,989
*	Esprinet SpA	9,762	158,120
*	Faurecia SE	1,345	72,765
#	Ferrari NV	5,231	1,120,589
	Ferrari NV	1,916	408,855
	Fiera Milano SpA	3,369	14,780
#*	FinecoBank Banca Fineco SpA	69,779	1,200,184
*	FNM SpA	35,502	28,142
#*	Freni Brembo SpA	22,817	283,965
#*	Geox SpA	10,145	10,859
	Gruppo MutuiOnline SpA	4,502	241,984
#*	Guala Closures SpA	2,227	22,246
	Hera SpA	161,633	650,419
*	IMMSI SpA	64,785	36,273
#	Infrastrutture Wireless Italiane SpA	8,237	96,105
*	Intek Group SpA	60,280	23,912
	Interpump Group SpA	12,430	661,648
*	Intesa Sanpaolo SpA	835,460	2,329,190
	Iren SpA	97,914	292,252
	Italgas SpA	85,312	556,391
	Italmobiliare SpA	3,339	118,376
#*	IVS Group SA	645	4,798
	La Doria SpA	1,769	36,391
	LU-VE SpA	828	15,189
#	Maire Tecnimont SpA	33,875	108,371
*	Mediaset SpA	130,980	418,232
*	Mediobanca Banca di Credito Finanziario SpA	118,400	1,337,268
*	Moncler SpA	23,775	1,457,180
	Openjobmetis SpA agenzia per il lavoro	850	8,908
#*	OVS SpA	65,769	132,698
	Piaggio & C SpA	71,436	276,649
	Piovan SpA	1,646	14,661
*	Pirelli & C SpA	72,434	406,982
	Poste Italiane SpA	40,781	533,869
*	Prima Industrie SpA	595	14,947
	Prysmian SpA	16,902	528,805
	RAI Way SpA	18,777	110,229
	Recordati Industria Chimica e Farmaceutica SpA	13,887	765,154
	Reno de Medici SpA	51,419	64,672
	Reply SpA	3,217	437,355
*	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	20,692
	Sabaf SpA	1,265	34,227
#	Saipem SpA	142,802	329,260
#*	Saras SpA	153,095	105,589
	Servizi Italia SpA	2,903	7,818
*	Sesa SpA	1,262	175,047
#	Snam SpA	27,959	157,327
*	Sogefi SpA	12,614	21,429
	SOL SpA	6,774	134,310
	Stellantis NV BMD8F9905	257,626	4,273,492
	Stellantis NV BMD8KX906	78,991	1,308,842
	Stellantis NV N82405106	83,504	1,383,661
	Tamburi Investment Partners SpA	11,942	112,122
*	Technogym SpA	21,941	293,935
	Telecom Italia SpA	1,877,143	1,029,182
	Telecom Italia SpA	1,240,179	727,442

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Tenaris SA	47,712	$511,614
	Tenaris SA, ADR	800	17,104
	Terna Rete Elettrica Nazionale SpA	111,736	823,656
*	Tinexta S.p.A.	4,209	126,350
	UniCredit SpA	169,197	1,737,991
*	Unieuro SpA	4,835	140,509
*	Unipol Gruppo SpA	105,754	577,958
	UnipolSai Assicurazioni SpA	74,796	232,287
#	Webuild SpA	11,659	25,111
	Zignago Vetro SpA	4,955	102,162

TOTAL ITALY			49,828,921

JAPAN — (21.1%)
	77 Bank, Ltd. (The)	12,900	162,016
	A&A Material Corp.	1,500	13,689
	A&D Co., Ltd.	7,100	84,107
	ABC-Mart, Inc.	1,400	75,013
	Abist Co., Ltd.	900	24,322
*	Access Co., Ltd.	4,500	35,066
	Achilles Corp.	3,200	40,873
	Acom Co., Ltd.	13,900	59,748
	AD Works Group Co., Ltd.	7,200	10,664
	Adastria Co., Ltd.	7,780	132,109
	ADEKA Corp.	22,600	439,830
	Ad-sol Nissin Corp.	1,300	31,831
	Adtec Plasma Technology Co., Ltd.	900	15,310
	Advan Co., Ltd.	2,500	21,306
	Advance Create Co., Ltd.	1,400	13,500
*	Advanced Media, Inc.	2,400	18,131
	Advantest Corp.	16,200	1,531,467
	Adventure, Inc.	300	17,050
	Aeon Co., Ltd.	51,565	1,407,166
	Aeon Delight Co., Ltd.	4,200	128,148
	Aeon Fantasy Co., Ltd.	2,600	47,691
	AEON Financial Service Co., Ltd.	31,100	354,023
	Aeon Hokkaido Corp.	4,700	46,453
	Aeon Mall Co., Ltd.	12,100	192,082
	Aeria, Inc.	2,400	13,444
	AFC-HD AMS Life Science Co., Ltd.	2,200	20,162
	AGC, Inc.	20,900	953,025
	Ahresty Corp.	4,600	19,629
	Ai Holdings Corp.	6,700	127,911
	Aica Kogyo Co., Ltd.	4,300	152,618
	Aichi Bank, Ltd. (The)	2,200	56,269
	Aichi Corp.	10,500	81,893
	Aichi Steel Corp.	2,600	79,569
	Aichi Tokei Denki Co., Ltd.	500	19,203
	Aida Engineering, Ltd.	13,100	110,128
	Aiful Corp.	79,400	228,436
#	Ain Holdings, Inc.	5,600	310,822
	Aiphone Co., Ltd.	3,100	48,704
	Air Water, Inc.	42,300	699,673
	Airport Facilities Co., Ltd.	6,100	33,895
	Airtech Japan, Ltd.	2,100	22,601
	Aisan Industry Co., Ltd.	10,100	71,439
	Aisin Corp.	17,318	666,567
	AIT Corp.	1,200	11,569
	Aizawa Securities Co., Ltd.	9,400	82,155
	Ajis Co., Ltd.	1,100	36,999

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Akatsuki Corp.	8,400	$26,793
	Akatsuki, Inc.	2,500	91,637
*	Akebono Brake Industry Co., Ltd.	28,700	48,423
	Akita Bank, Ltd. (The)	4,100	51,538
	Albis Co., Ltd.	1,400	30,273
	Alconix Corp.	7,100	97,694
	Alfresa Holdings Corp.	19,700	353,136
	Alinco, Inc.	3,800	34,722
#	Alleanza Holdings Co., Ltd.	1,700	18,886
*	Allied Telesis Holdings K.K.	16,600	16,672
	Alpen Co., Ltd.	4,700	100,232
	Alpha Corp.	1,500	16,343
	Alps Alpine Co., Ltd.	42,308	512,634
	Alps Logistics Co., Ltd.	4,100	35,057
	Altech Corp.	3,630	66,626
	Amada Co., Ltd.	54,900	595,467
	Amano Corp.	8,500	230,944
	Amiyaki Tei Co., Ltd.	600	15,422
	Amuse, Inc.	600	12,310
*	ANA Holdings, Inc.	5,200	119,383
	Anabuki Kosan, Inc.	1,000	18,752
	Anest Iwata Corp.	3,400	30,335
	Anritsu Corp.	21,000	408,021
	AOI Electronics Co., Ltd.	900	21,786
	AOI TYO Holdings, Inc.	8,066	45,140
	AOKI Holdings, Inc.	9,700	53,899
	Aomori Bank, Ltd. (The)	4,600	96,132
*	Aoyama Trading Co., Ltd.	12,200	92,259
	Aoyama Zaisan Networks Co., Ltd.	1,800	25,682
	Aozora Bank, Ltd.	20,500	441,384
	Apaman Co., Ltd.	3,300	17,761
	Arakawa Chemical Industries, Ltd.	4,300	47,499
	Arata Corp.	2,600	105,743
	Arcland Sakamoto Co., Ltd.	5,500	75,059
	Arcland Service Holdings Co., Ltd.	2,200	43,979
	Arcs Co., Ltd.	11,300	243,173
	Ardepro Co., Ltd.	25,100	12,408
	Arealink Co., Ltd.	1,900	21,839
	Argo Graphics, Inc.	1,900	53,391
	Ariake Japan Co., Ltd.	800	46,314
	Arisawa Manufacturing Co., Ltd.	7,900	70,016
	ARTERIA Networks Corp.	2,400	34,051
	Artiza Networks, Inc.	1,300	22,003
	Artnature, Inc.	5,000	30,331
	ArtSpark Holdings, Inc.	1,700	42,863
*	Aruhi Corp.	7,400	119,419
	As One Corp.	600	74,915
	Asahi Broadcasting Group Holdings Corp.	1,500	9,532
	Asahi Co., Ltd.	4,900	65,683
	Asahi Diamond Industrial Co., Ltd.	13,100	60,774
	Asahi Holdings, Inc.	21,200	428,250
	Asahi Intecc Co., Ltd.	14,400	387,603
	Asahi Kogyosha Co., Ltd.	1,076	28,152
	Asahi Net, Inc.	3,500	23,039
	Asahi Printing Co., Ltd.	1,200	10,221
	Asahi Yukizai Corp.	3,400	42,444
	Asanuma Corp.	1,700	69,117
	Asax Co., Ltd.	2,400	15,061
	Ascentech KK	1,000	13,331

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Ashimori Industry Co., Ltd.	1,100	$10,231
	Asia Pile Holdings Corp.	6,300	29,307
	Asics Corp.	11,100	176,376
	ASKUL Corp.	5,100	186,563
	Asukanet Co., Ltd.	1,300	11,830
	Ateam, Inc.	1,900	30,538
	Atled Corp.	700	17,003
*	Atsugi Co., Ltd.	5,100	25,233
	Aucnet, Inc.	2,500	29,647
	Autobacs Seven Co., Ltd.	16,300	218,359
	Avant Corp.	4,800	78,234
	Avantia Co., Ltd.	2,500	20,744
	Avex, Inc.	10,900	149,128
	Awa Bank, Ltd. (The)	8,600	173,551
	Axell Corp.	1,700	16,071
	Axial Retailing, Inc.	4,500	179,970
	Axyz Co., Ltd.	200	6,403
	Azbil Corp.	4,000	161,509
	Azia Co., Ltd.	1,100	18,819
	Bandai Namco Holdings, Inc.	11,400	836,543
	Bando Chemical Industries, Ltd.	9,300	60,730
	Bank of Iwate, Ltd. (The)	4,200	78,050
	Bank of Kochi, Ltd. (The)	1,900	14,349
	Bank of Kyoto, Ltd. (The)	9,299	499,561
	Bank of Nagoya, Ltd. (The)	3,399	84,556
	Bank of Okinawa, Ltd. (The)	6,380	156,483
	Bank of Saga, Ltd. (The)	4,700	58,222
	Bank of the Ryukyus, Ltd.	11,900	76,372
	Bank of Toyama, Ltd. (The)	1,000	25,261
	Baroque Japan, Ltd.	3,800	26,214
	Base Co., Ltd.	400	22,867
	BayCurrent Consulting, Inc.	4,600	1,254,382
*	Beaglee, Inc.	1,200	14,836
	Beauty Garage, Inc.	400	13,343
	Beenos, Inc.	1,400	38,448
	Belc Co., Ltd.	3,100	164,521
	Bell System24 Holdings, Inc.	8,100	122,264
	Belluna Co., Ltd.	15,900	168,267
	Benefit One, Inc.	6,800	170,613
	Benesse Holdings, Inc.	10,400	229,651
	BeNEXT Group, Inc.	14,076	183,720
*	Bengo4.com, Inc.	300	25,505
	Bic Camera, Inc.	14,800	152,767
	Biofermin Pharmaceutical Co., Ltd.	700	19,186
	BML, Inc.	6,800	235,250
#	Bookoff Group Holdings, Ltd.	3,100	27,824
	Bourbon Corp.	2,500	48,661
	BP Castrol K.K.	2,100	26,894
	Br Holdings Corp.	5,700	29,295
*	BrainPad, Inc.	800	38,561
	Bridgestone Corp.	51,300	2,056,008
	Broadleaf Co., Ltd.	18,600	93,197
	Broccoli Co., Ltd.	1,000	14,989
	Brother Industries, Ltd.	31,100	659,417
	Bull-Dog Sauce Co., Ltd.	2,700	57,516
	Bunka Shutter Co., Ltd.	13,200	115,555
	Business Brain Showa-Ota, Inc.	1,700	29,217
	Business Engineering Corp.	400	12,640
	C Uyemura & Co., Ltd.	600	41,292

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	CAC Holdings Corp.	3,200	$41,644
	Calbee, Inc.	15,300	366,963
#	Can Do Co., Ltd.	1,900	37,480
	Canare Electric Co., Ltd.	1,700	27,339
	Canon Electronics, Inc.	6,700	107,137
	Canon Marketing Japan, Inc.	8,600	207,622
	Canon, Inc.	31,500	749,074
	Capcom Co., Ltd.	28,400	921,382
	Career Design Center Co., Ltd.	1,500	14,411
	Carlit Holdings Co., Ltd.	5,200	33,298
	Carta Holdings, Inc.	800	11,191
	Casa, Inc.	2,200	18,364
	Casio Computer Co., Ltd.	18,500	327,565
	Cawachi, Ltd.	3,900	83,891
	Central Automotive Products, Ltd.	1,900	50,403
	Central Glass Co., Ltd.	9,100	187,619
	Central Japan Railway Co.	3,800	556,745
	Central Security Patrols Co., Ltd.	2,300	61,673
	Central Sports Co., Ltd.	700	15,158
*	Change, Inc.	6,900	211,599
	Charm Care Corp. KK	3,000	33,465
	Chiba Bank, Ltd. (The)	49,700	310,784
	Chiba Kogyo Bank, Ltd. (The)	12,300	29,632
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	5,400	81,379
	Chino Corp.	1,400	16,780
	Chiyoda Co., Ltd.	4,500	36,075
	Chiyoda Integre Co., Ltd.	2,800	48,093
	Chodai Co., Ltd.	1,400	22,064
	Chofu Seisakusho Co., Ltd.	5,500	102,327
	Chori Co., Ltd.	2,600	35,727
	Chubu Shiryo Co., Ltd.	6,500	81,108
	Chudenko Corp.	8,500	180,592
*	Chuetsu Pulp & Paper Co., Ltd.	3,700	41,218
	Chugai Ro Co., Ltd.	1,400	27,222
	Chugoku Bank, Ltd. (The)	39,300	311,118
	Chugoku Marine Paints, Ltd.	10,000	90,152
	Chukyo Bank, Ltd. (The)	2,900	44,360
	Chuo Spring Co., Ltd.	1,600	14,074
#	Chuo Warehouse Co., Ltd.	2,300	22,914
	CI Takiron Corp.	10,600	65,865
	Citizen Watch Co., Ltd.	71,300	239,910
	CK-San-Etsu Co., Ltd.	700	23,231
	Cleanup Corp.	4,700	22,909
	CMC Corp.	800	16,851
	CMIC Holdings Co., Ltd.	2,400	35,126
*	CMK Corp.	12,600	50,465
	Coca-Cola Bottlers Japan Holdings, Inc.	22,156	354,498
#	cocokara fine, Inc.	2,800	189,857
	COLOPL, Inc.	8,000	59,238
	Computer Engineering & Consulting, Ltd.	4,800	59,438
	Computer Institute of Japan, Ltd.	1,600	12,656
	COMSYS Holdings Corp.	6,863	213,069
	Comture Corp.	4,100	99,178
	Concordia Financial Group, Ltd.	114,532	430,582
	CONEXIO Corp.	5,900	74,920
	Core Corp.	1,800	25,434
	Corona Corp.	3,800	32,305
	Cosel Co., Ltd.	6,600	64,129
	Cosmo Energy Holdings Co., Ltd.	16,900	362,012

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cosmos Initia Co., Ltd.	2,100	$8,846
	Cosmos Pharmaceutical Corp.	2,200	315,759
	Cota Co., Ltd.	2,129	29,284
	CRE, Inc.	2,300	29,625
	Create Medic Co., Ltd.	2,200	20,220
#*	Create Restaurants Holdings, Inc.	15,600	111,078
	Create SD Holdings Co., Ltd.	6,600	200,125
	Credit Saison Co., Ltd.	33,200	382,746
	Creek & River Co., Ltd.	2,200	31,291
	Cresco, Ltd.	4,200	63,612
*	CROOZ, Inc.	600	11,552
	CTI Engineering Co., Ltd.	3,300	74,543
	CTS Co., Ltd.	4,000	30,987
	Curves Holdings Co., Ltd.	7,400	55,767
	CyberAgent, Inc.	33,200	681,345
	Cyberlinks Co., Ltd.	700	10,222
#	Cybernet Systems Co., Ltd.	2,100	16,363
	Cybozu, Inc.	5,300	120,733
	Dai Nippon Toryo Co., Ltd.	5,000	39,124
	Daibiru Corp.	6,400	74,872
	Daicel Corp.	62,000	479,075
	Dai-Dan Co., Ltd.	3,700	92,509
	Daido Kogyo Co., Ltd.	2,100	16,349
	Daido Steel Co., Ltd.	7,200	341,615
*	Daidoh, Ltd.	4,900	8,066
	Daifuku Co., Ltd.	7,600	751,202
	Daihatsu Diesel Manufacturing Co., Ltd.	4,800	21,895
	Daihen Corp.	5,000	218,543
	Daiho Corp.	3,400	123,083
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,388
	Daiichi Jitsugyo Co., Ltd.	2,500	96,403
	Daiichi Kensetsu Corp.	1,900	34,701
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,600	67,332
	Dai-ichi Life Holdings, Inc.	38,600	697,003
	Daiichikosho Co., Ltd.	8,700	324,496
	Daiken Corp.	3,600	67,898
	Daiken Medical Co., Ltd.	2,300	11,844
	Daiki Aluminium Industry Co., Ltd.	9,000	80,279
	Daikin Industries, Ltd.	10,100	2,037,318
	Daikokutenbussan Co., Ltd.	2,400	179,314
	Daikyonishikawa Corp.	11,800	81,507
	Dainichi Co., Ltd.	2,000	14,720
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,800	78,634
	Daio Paper Corp.	18,600	305,040
*	Daiohs Corp.	1,500	13,511
	Daiseki Co., Ltd.	4,400	165,818
	Daishi Hokuetsu Financial Group, Inc.	9,200	197,884
	Daishinku Corp.	1,900	42,016
	Daisue Construction Co., Ltd.	1,600	14,095
	Daito Bank, Ltd. (The)	1,500	8,359
	Daito Pharmaceutical Co., Ltd.	3,400	107,879
	Daito Trust Construction Co., Ltd.	6,200	659,264
	Daitron Co., Ltd.	2,500	42,607
	Daiwa House Industry Co., Ltd.	58,300	1,728,726
	Daiwa Industries, Ltd.	9,100	92,851
	Daiwa Securities Group, Inc.	119,504	637,688
	Daiwabo Holdings Co., Ltd.	27,500	430,105
	DCM Holdings Co., Ltd.	29,500	294,188
	Dear Life Co., Ltd.	3,800	16,537

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	DeNA Co., Ltd.	13,500	$276,201
	Denka Co., Ltd.	22,100	865,491
	Densan System Co., Ltd.	1,800	53,463
	Denso Corp.	10,800	698,252
	Dentsu Group, Inc.	19,700	608,014
	Denyo Co., Ltd.	4,200	76,908
	Dexerials Corp.	14,400	265,381
	Diamond Electric Holdings Co., Ltd.	700	17,658
	DIC Corp.	23,100	590,414
	Digital Arts, Inc.	2,300	186,482
	Digital Garage, Inc.	2,000	82,326
	Digital Hearts Holdings Co., Ltd.	1,600	21,770
	Digital Holdings, Inc.	600	10,299
	Digital Information Technologies Corp.	2,300	46,634
	Dip Corp.	6,500	179,447
	Disco Corp.	800	258,337
	DKK Co., Ltd.	2,300	52,729
	DKS Co., Ltd.	2,300	76,529
	DMG Mori Co., Ltd.	29,400	475,367
	Doshisha Co., Ltd.	7,500	126,220
#	Double Standard, Inc.	800	27,827
	Doutor Nichires Holdings Co., Ltd.	8,000	119,440
	Dowa Holdings Co., Ltd.	11,800	493,168
*	Dream Incubator, Inc.	1,400	12,856
#*	Drecom Co., Ltd.	3,100	20,736
	DTS Corp.	8,300	195,126
	Duskin Co., Ltd.	9,000	213,775
	Dvx, Inc.	1,700	14,995
	DyDo Group Holdings, Inc.	2,600	120,559
	Dynic Corp.	1,100	7,711
	Eagle Industry Co., Ltd.	7,800	82,817
	Earth Corp.	4,000	220,695
	Ebara Corp.	19,300	824,662
	Ebara Foods Industry, Inc.	1,600	38,507
	Ebara Jitsugyo Co., Ltd.	1,200	53,101
	Ebase Co., Ltd.	3,000	26,181
	Eco’s Co., Ltd.	2,100	35,569
	EDION Corp.	19,900	211,656
	Edulab, Inc.	600	39,354
#	EF-ON, Inc.	6,039	56,716
	eGuarantee, Inc.	3,600	69,249
	E-Guardian, Inc.	1,600	40,985
	Ehime Bank, Ltd. (The)	8,700	71,689
	Eidai Co., Ltd.	6,000	17,734
	Eiken Chemical Co., Ltd.	3,000	59,802
	Eizo Corp.	3,600	133,763
	EJ Holdings, Inc.	2,000	19,544
	Elan Corp.	6,500	77,367
	Elecom Co., Ltd.	9,000	189,041
	Elematec Corp.	4,200	47,239
	EM Systems Co., Ltd.	2,800	20,908
	Endo Lighting Corp.	3,700	23,019
	Enigmo, Inc.	6,000	68,294
	en-japan, Inc.	7,000	212,334
	Enomoto Co., Ltd.	600	11,155
	Enplas Corp.	1,900	72,945
	Enshu, Ltd.	1,300	10,913
	EPS Holdings, Inc.	5,100	54,631
	eRex Co., Ltd.	5,300	87,584

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ES-Con Japan, Ltd.	14,300	$96,239
	Escrow Agent Japan, Inc.	5,500	12,936
	Eslead Corp.	2,600	37,616
	ESPEC Corp.	2,500	43,230
	Exedy Corp.	7,300	104,811
#	Ezaki Glico Co., Ltd.	4,900	183,378
	F&M Co., Ltd.	700	10,116
	Faith, Inc.	1,900	15,396
	FALCO HOLDINGS Co., Ltd.	1,900	29,029
	FAN Communications, Inc.	9,600	34,226
	Fancl Corp.	8,300	271,128
	FANUC Corp.	1,700	391,481
	Fast Retailing Co., Ltd.	2,200	1,804,949
	FCC Co., Ltd.	10,100	162,546
#*	FDK Corp.	1,200	15,394
	Feed One Co., Ltd.	7,600	59,780
	Felissimo Corp.	1,000	11,389
	Fenwal Controls of Japan, Ltd.	1,200	17,941
	Ferrotec Holdings Corp.	11,300	252,048
*	FFRI Security, Inc.	700	12,636
#	Fibergate, Inc.	1,300	17,963
	FIDEA Holdings Co., Ltd.	47,700	54,147
	Financial Products Group Co., Ltd.	1,900	12,613
	FINDEX, Inc.	2,900	31,686
	First Bank of Toyama, Ltd. (The)	13,200	33,824
	First Brothers Co., Ltd.	1,700	15,427
	First Juken Co., Ltd.	2,200	25,370
	First-corp, Inc.	1,400	9,635
	Fixstars Corp.	4,900	43,720
	FJ Next Co., Ltd.	3,700	34,542
	Food & Life Cos Ltd.	10,000	446,012
	Forval Corp.	1,100	8,142
	Foster Electric Co., Ltd.	7,000	74,850
	FP Corp.	8,600	333,912
	France Bed Holdings Co., Ltd.	6,600	54,510
#*	Freebit Co., Ltd.	2,300	18,948
*	Fronteo, Inc.	2,900	19,275
	Frontier Management, Inc.	700	10,660
	F-Tech, Inc.	4,000	25,396
	FTGroup Co., Ltd.	1,800	22,273
	Fudo Tetra Corp.	4,390	74,798
	Fuji Co., Ltd.	5,400	102,068
	Fuji Corp.	15,300	407,266
#	Fuji Corp.	3,600	42,697
	Fuji Corp., Ltd.	7,000	43,943
	Fuji Die Co., Ltd.	1,600	9,669
	Fuji Electric Co., Ltd.	13,000	591,861
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	14,266
	Fuji Kyuko Co., Ltd.	3,299	157,973
	Fuji Media Holdings, Inc.	8,600	104,648
*	Fuji Oil Co., Ltd.	12,400	26,282
	Fuji Oil Holdings, Inc.	10,700	275,733
	Fuji Seal International, Inc.	10,100	224,255
	Fuji Soft, Inc.	4,700	235,434
	Fujibo Holdings, Inc.	2,400	97,320
	Fujicco Co., Ltd.	2,400	42,166
	Fujikura Composites, Inc.	4,800	20,788
	Fujikura Kasei Co., Ltd.	5,000	24,296
*	Fujikura, Ltd.	87,200	449,498

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujimori Kogyo Co., Ltd.	3,900	$146,983
	Fujisash Co., Ltd.	13,200	9,540
	Fujitec Co., Ltd.	6,800	153,759
	Fujitsu General, Ltd.	9,700	257,229
	Fujitsu, Ltd.	10,900	1,731,552
	Fujiya Co., Ltd.	1,800	35,299
	FuKoKu Co., Ltd.	2,600	18,797
	Fukuda Corp.	1,600	68,827
	Fukuda Denshi Co., Ltd.	700	55,623
	Fukui Bank, Ltd. (The)	5,600	87,273
	Fukui Computer Holdings, Inc.	1,400	54,334
	Fukuoka Financial Group, Inc.	29,228	498,507
*	Fukushima Galilei Co., Ltd.	2,000	73,548
	Fukuyama Transporting Co., Ltd.	5,700	218,742
	FULLCAST Holdings Co., Ltd.	4,700	81,775
*	Funai Electric Co., Ltd.	6,100	51,030
	Funai Soken Holdings, Inc.	6,280	111,466
#	Furukawa Battery Co., Ltd. (The)	4,000	59,103
	Furukawa Co., Ltd.	7,400	83,813
	Furukawa Electric Co., Ltd.	18,300	485,405
	Furuno Electric Co., Ltd.	7,300	71,193
	Furusato Industries, Ltd.	2,200	25,962
	Furuya Metal Co., Ltd.	600	52,131
	Furyu Corp.	5,800	51,852
	Fuso Chemical Co., Ltd.	5,800	208,859
	Fuso Pharmaceutical Industries, Ltd.	1,700	36,741
	Futaba Corp.	9,100	71,715
	Futaba Industrial Co., Ltd.	18,200	86,338
	Future Corp.	4,600	85,177
	Fuyo General Lease Co., Ltd.	5,800	386,433
	G-7 Holdings, Inc.	4,200	111,899
	Gakken Holdings Co., Ltd.	5,500	69,610
	Gakkyusha Co., Ltd.	1,500	17,567
	GCA Corp.	7,600	56,298
	Gecoss Corp.	3,900	31,902
	Genki Sushi Co., Ltd.	700	15,387
	Genky DrugStores Co., Ltd.	2,400	72,959
	Geo Holdings Corp.	11,000	114,186
	Geostr Corp.	5,000	17,482
	Gift, Inc.	1,100	22,021
	Gig Works, Inc.	2,400	19,555
	Giken, Ltd.	2,900	124,091
	GL Sciences, Inc.	1,400	33,561
	GLOBERIDE, Inc.	3,200	126,169
	Glory, Ltd.	11,400	244,753
	Glosel Co., Ltd.	4,100	15,779
#	GMO Financial Holdings, Inc.	10,400	80,175
	GMO GlobalSign Holdings K.K.	600	32,318
	GMO internet, Inc.	12,100	359,439
	GMO Payment Gateway, Inc.	3,600	457,717
	Godo Steel, Ltd.	3,000	48,166
	Goldcrest Co., Ltd.	5,400	78,398
	Goldwin, Inc.	3,000	179,202
	Golf Digest Online, Inc.	1,000	13,361
#	Good Com Asset Co., Ltd.	2,000	25,497
*	Grace Technology, Inc.	2,600	63,500
	Grandy House Corp.	3,100	12,763
	Gree, Inc.	27,300	142,821
	GS Yuasa Corp.	17,199	465,553

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GSI Creos Corp.	3,000	$32,150
	G-Tekt Corp.	6,700	85,442
#	Gumi, Inc.	6,000	70,533
	Gun-Ei Chemical Industry Co., Ltd.	1,000	21,790
	GungHo Online Entertainment, Inc.	10,370	197,263
	Gunma Bank, Ltd. (The)	74,700	244,370
*	Gunosy, Inc.	2,500	22,466
	H.U. Group Holdings, Inc.	15,800	516,862
	H2O Retailing Corp.	24,860	194,792
	HABA Laboratories, Inc.	500	20,541
	Hachijuni Bank, Ltd. (The)	64,100	219,147
	Hagihara Industries, Inc.	3,400	44,112
	Hagiwara Electric Holdings Co., Ltd.	1,800	42,601
	Hakudo Co., Ltd.	1,900	29,170
	Hakuhodo DY Holdings, Inc.	19,100	323,254
	Hakuto Co., Ltd.	3,600	41,045
#	Halows Co., Ltd.	2,300	61,741
	Hamakyorex Co., Ltd.	5,100	143,520
	Hamamatsu Photonics KK	2,400	139,109
	Handsman Co., Ltd.	800	12,340
	Hankyu Hanshin Holdings, Inc.	17,400	548,780
	Hanwa Co., Ltd.	8,700	258,520
	Happinet Corp.	4,100	55,347
	Hard Off Corp. Co., Ltd.	1,400	9,812
	Harima Chemicals Group, Inc.	3,800	31,900
#	Haruyama Holdings, Inc.	2,200	13,285
	Haseko Corp.	86,500	1,160,332
	Hashimoto Sogyo Holdings Co., Ltd.	800	19,194
	Hayashikane Sangyo Co., Ltd.	1,800	10,154
	Hazama Ando Corp.	51,900	396,083
	Heiwa Real Estate Co., Ltd.	6,400	217,942
	Heiwado Co., Ltd.	9,000	182,991
	Hibiya Engineering, Ltd.	4,400	74,684
	Hikari Tsushin, Inc.	1,800	362,088
#	HI-LEX Corp.	5,900	89,912
#	Himaraya Co., Ltd.	1,200	10,527
	Hino Motors, Ltd.	32,700	274,454
	Hinokiya Group Co., Ltd.	1,400	32,515
	Hioki EE Corp.	900	44,134
	Hirakawa Hewtech Corp.	2,600	31,397
	Hirano Tecseed Co., Ltd.	1,800	44,181
	Hirata Corp.	300	19,746
	Hirogin Holdings, Inc.	57,000	315,088
	Hirose Electric Co., Ltd.	1,700	270,991
*	Hirose Tusyo, Inc.	900	17,601
	Hiroshima Gas Co., Ltd.	7,500	25,796
	Hisaka Works, Ltd.	5,000	38,141
	Hisamitsu Pharmaceutical Co., Inc.	1,400	81,669
*	Hitachi Metals, Ltd.	14,700	285,004
	Hitachi Transport System, Ltd.	7,600	236,116
	Hitachi Zosen Corp.	50,700	383,427
	Hito Communications Holdings, Inc.	1,700	32,121
	Hochiki Corp.	3,600	41,735
	Hodogaya Chemical Co., Ltd.	1,400	54,484
	Hogy Medical Co., Ltd.	400	12,087
	Hokkaido Coca-Cola Bottling Co., Ltd.	900	34,227
	Hokkaido Gas Co., Ltd.	2,000	28,502
	Hokkan Holdings, Ltd.	2,500	32,410
	Hokko Chemical Industry Co., Ltd.	6,000	55,919

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokkoku Bank, Ltd. (The)	5,400	$120,254
	Hokuetsu Corp.	34,700	180,016
	Hokuetsu Industries Co., Ltd.	6,000	58,239
	Hokuhoku Financial Group, Inc.	31,800	267,943
#	Hokuriku Electric Industry Co., Ltd.	1,000	8,374
	Hokuriku Electrical Construction Co., Ltd.	2,900	30,152
	Hokuto Corp.	5,800	105,467
	Honda Motor Co., Ltd.	72,700	2,167,900
	Honda Tsushin Kogyo Co., Ltd.	4,400	19,741
	H-One Co., Ltd.	5,000	36,063
#	Honeys Holdings Co., Ltd.	4,450	43,289
	Honshu Chemical Industry Co., Ltd.	1,000	16,710
	Hoosiers Holdings	9,100	54,839
	Horiba, Ltd.	5,600	364,762
	Hoshizaki Corp.	1,500	133,257
	Hosiden Corp.	13,000	123,346
	Hosokawa Micron Corp.	1,800	102,480
*	Hotland Co., Ltd.	3,400	40,762
	House Foods Group, Inc.	4,200	130,599
	Howa Machinery, Ltd.	3,900	32,824
	Hoya Corp.	14,600	1,659,513
*	HPC Systems, Inc.	1,000	28,011
	Hulic Co., Ltd.	51,869	591,750
	Hyakugo Bank, Ltd. (The)	59,200	171,786
	Hyakujushi Bank, Ltd. (The)	6,400	89,276
	Ibiden Co., Ltd.	7,400	349,306
#	IBJ, Inc.	2,700	22,254
	Ichibanya Co., Ltd.	1,700	74,922
	Ichigo, Inc.	74,000	231,291
	Ichiken Co., Ltd.	1,200	20,673
	Ichikoh Industries, Ltd.	11,300	72,447
	Ichimasa Kamaboko Co., Ltd.	1,500	17,118
	Ichinen Holdings Co., Ltd.	5,400	62,976
	Ichiyoshi Securities Co., Ltd.	10,100	57,300
	Icom, Inc.	1,900	45,292
#	ID Holdings Corp.	1,700	20,801
	Idec Corp.	6,300	96,672
	IDOM, Inc.	19,900	115,189
	Ihara Science Corp.	2,000	31,155
*	IHI Corp.	40,400	815,866
	Iida Group Holdings Co., Ltd.	12,740	310,274
	Iino Kaiun Kaisha, Ltd.	25,800	128,991
	IJTT Co., Ltd.	7,800	39,210
	Ikegami Tsushinki Co., Ltd.	1,400	10,987
	I’ll, Inc.	2,100	33,458
*	Imagica Group, Inc.	3,000	13,938
	Imagineer Co., Ltd.	1,000	10,734
	Imasen Electric Industrial	1,000	6,476
*	i-mobile Co., Ltd.	1,300	15,854
*	Impact HD, Inc.	800	16,710
	Inaba Denki Sangyo Co., Ltd.	1,000	23,386
	Inaba Seisakusho Co., Ltd.	2,800	37,577
	Inabata & Co., Ltd.	12,000	180,817
	Inageya Co., Ltd.	3,600	52,516
	Ines Corp.	3,800	48,827
#	I-Net Corp.	3,730	49,966
	Infocom Corp.	5,200	133,003
	Infomart Corp.	35,400	333,754
	Information Services International-Dentsu, Ltd.	5,200	191,636

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Innotech Corp.	4,100	$48,747
	Insource Co., Ltd.	5,550	124,426
	Intage Holdings, Inc.	8,600	105,060
	Intelligent Wave, Inc.	2,300	13,985
	Inter Action Corp.	1,800	40,843
	Internet Initiative Japan, Inc.	17,000	378,758
	I-O Data Device, Inc.	2,600	25,716
	I-PEX, Inc.	3,800	64,866
	IPS, Inc.	600	13,834
	IR Japan Holdings, Ltd.	1,500	196,473
	Iriso Electronics Co., Ltd.	3,700	175,567
	ISB Corp.	1,000	12,527
	Ise Chemicals Corp.	400	11,872
*	Iseki & Co., Ltd.	6,600	93,904
#	Isetan Mitsukoshi Holdings, Ltd.	57,800	404,981
	Ishihara Chemical Co., Ltd.	1,700	32,725
	Ishihara Sangyo Kaisha, Ltd.	8,500	70,769
*	Ishizuka Glass Co., Ltd.	1,000	16,966
	Isolite Insulating Products Co., Ltd.	2,800	16,193
	Isuzu Motors, Ltd.	58,000	588,940
	Itfor, Inc.	4,500	32,180
	ITmedia, Inc.	900	15,825
	Ito En, Ltd.	5,000	276,860
	Itochu Enex Co., Ltd.	19,300	184,111
	Itochu Techno-Solutions Corp.	7,800	269,895
	Itoham Yonekyu Holdings, Inc.	40,700	261,836
	Itoki Corp.	9,400	32,183
*	Itokuro, Inc.	1,000	9,673
	IwaiCosmo Holdings, Inc.	5,600	91,158
	Iwaki & Co., Ltd.	6,000	40,239
	Iwasaki Electric Co., Ltd.	2,000	27,255
	Iwatani Corp.	11,500	720,745
	Iwatsu Electric Co., Ltd.	2,900	24,487
	Iwatsuka Confectionery Co., Ltd.	900	35,645
	Iyo Bank, Ltd. (The)	54,500	300,604
	Izumi Co., Ltd.	8,900	354,324
	J Front Retailing Co., Ltd.	42,200	402,939
#*	J Trust Co., Ltd.	17,200	37,765
	JAC Recruitment Co., Ltd.	4,000	62,141
	Jaccs Co., Ltd.	6,700	131,036
#	Jafco Group Co., Ltd.	8,000	575,903
*	Jalux, Inc.	1,000	14,991
*	Jamco Corp.	2,300	19,349
	Janome Sewing Machine Co., Ltd.	7,199	50,499
*	Japan Airlines Co., Ltd.	18,300	392,023
	Japan Airport Terminal Co., Ltd.	1,800	80,819
#	Japan Asia Group, Ltd.	7,100	59,922
*	Japan Asia Investment Co., Ltd.	2,700	6,153
*	Japan Asset Marketing Co., Ltd.	10,100	10,534
	Japan Aviation Electronics Industry, Ltd.	15,000	267,763
	Japan Best Rescue System Co., Ltd.	3,600	23,120
*	Japan Display, Inc.	79,300	33,266
#	Japan Electronic Materials Corp.	2,700	49,873
	Japan Elevator Service Holdings Co., Ltd.	7,700	154,522
	Japan Exchange Group, Inc.	43,100	1,010,842
	Japan Foundation Engineering Co., Ltd.	6,500	29,210
*	Japan Hospice Holdings, Inc.	600	13,732
	Japan Investment Adviser Co., Ltd.	2,100	30,948
	Japan Lifeline Co., Ltd.	11,100	156,437

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Material Co., Ltd.	12,400	$144,125
	Japan Medical Dynamic Marketing, Inc.	3,200	61,879
	Japan Oil Transportation Co., Ltd.	700	16,797
	Japan Property Management Center Co., Ltd.	3,600	41,950
	Japan Pulp & Paper Co., Ltd.	3,400	112,868
	Japan Securities Finance Co., Ltd.	27,400	202,189
	Japan Steel Works, Ltd. (The)	15,700	381,388
	Japan Transcity Corp.	8,700	39,492
	Japan Wool Textile Co., Ltd. (The)	14,300	127,785
	Jastec Co., Ltd.	1,400	16,085
	JBCC Holdings, Inc.	3,800	48,491
	JCR Pharmaceuticals Co., Ltd.	3,500	95,429
	JCU Corp.	8,700	305,872
	JDC Corp.	1,900	10,407
	Jeol, Ltd.	9,300	522,966
	JGC Holdings Corp.	36,000	411,537
#*	JIG-SAW, Inc.	300	43,841
	Jimoto Holdings, Inc.	4,650	29,340
	JINS Holdings, Inc.	2,800	196,446
	JK Holdings Co., Ltd.	3,200	23,375
	JM Holdings Co., Ltd.	2,300	43,443
#	JMS Co., Ltd.	5,000	46,245
*	Joban Kosan Co., Ltd.	1,900	24,511
	J-Oil Mills, Inc.	5,400	91,249
	Joshin Denki Co., Ltd.	5,100	128,862
	Joyful Honda Co., Ltd.	1,000	12,317
	JP-Holdings, Inc.	7,900	22,417
	JSB Co., Ltd.	600	18,084
	JSP Corp.	3,300	53,708
	JTEKT Corp.	53,500	482,554
	Juki Corp.	9,000	71,141
	Juroku Bank, Ltd. (The)	7,700	142,148
	Justsystems Corp.	4,400	254,514
	JVCKenwood Corp.	55,200	119,978
	K&O Energy Group, Inc.	4,700	61,477
	Kadokawa Corp.	4,885	194,742
	Kadoya Sesame Mills, Inc.	400	15,373
	Kaga Electronics Co., Ltd.	4,200	92,599
	Kagome Co., Ltd.	6,200	177,928
	Kajima Corp.	105,900	1,464,911
	Kakaku.com, Inc.	12,100	328,519
	Kakiyasu Honten Co., Ltd.	2,400	54,420
	Kameda Seika Co., Ltd.	2,100	88,262
	Kamei Corp.	6,100	62,574
	Kamigumi Co., Ltd.	17,900	348,764
	Kanaden Corp.	4,800	49,299
	Kanagawa Chuo Kotsu Co., Ltd.	1,800	59,741
	Kanamic Network Co., Ltd.	6,700	41,011
#	Kanamoto Co., Ltd.	11,000	269,858
	Kandenko Co., Ltd.	25,600	218,838
	Kaneko Seeds Co., Ltd.	2,900	41,700
	Kanematsu Corp.	25,200	332,175
	Kanematsu Electronics, Ltd.	3,100	106,380
	Kanemi Co., Ltd.	500	13,517
	Kansai Electric Power Co., Inc. (The)	38,600	383,404
	Kansai Paint Co., Ltd.	6,600	166,181
	Kansai Super Market, Ltd.	3,400	32,144
	Kanto Denka Kogyo Co., Ltd.	13,300	104,820
	Kao Corp.	29,000	1,864,513

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Kasai Kogyo Co., Ltd.	7,000	$27,836
	Katakura & Co-op Agri Corp.	700	7,714
	Katakura Industries Co., Ltd.	6,600	83,839
	Katitas Co., Ltd.	10,400	311,564
	Kato Works Co., Ltd.	2,500	23,473
	Kawada Technologies, Inc.	700	28,117
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,400	40,769
*	Kawasaki Heavy Industries, Ltd.	40,500	972,072
	KDDI Corp.	189,600	5,731,501
	KeePer Technical Laboratory Co., Ltd.	3,200	67,987
	Keihan Holdings Co., Ltd.	7,500	273,863
	Keihanshin Building Co., Ltd.	4,200	57,259
	Keihin Co., Ltd.	900	11,396
	Keikyu Corp.	10,500	134,622
	Keio Corp.	3,600	234,352
	Keisei Electric Railway Co., Ltd.	6,300	196,744
	Keiyo Bank, Ltd. (The)	28,100	106,752
	Keiyo Co., Ltd.	6,600	43,140
	KEL Corp.	1,000	8,617
	Kenko Mayonnaise Co., Ltd.	2,600	41,262
	Kewpie Corp.	19,400	459,233
	Keyence Corp.	2,000	960,105
	KeyHolder, Inc.	2,400	22,262
	KFC Holdings Japan, Ltd.	3,200	84,668
	KFC, Ltd.	1,400	26,301
	KH Neochem Co., Ltd.	8,400	199,841
#	Kimoto Co., Ltd.	4,300	10,188
	Kimura Chemical Plants Co., Ltd.	5,400	39,535
	Kimura Unity Co., Ltd.	1,200	13,593
	Kinden Corp.	19,200	326,889
	King Co., Ltd.	3,600	17,193
#	Kinki Sharyo Co., Ltd. (The)	1,300	15,231
*	Kintetsu Department Store Co., Ltd.	1,800	50,549
*	Kintetsu Group Holdings Co., Ltd.	7,500	269,060
	Kintetsu World Express, Inc.	11,300	272,640
	Kissei Pharmaceutical Co., Ltd.	8,000	162,565
	Ki-Star Real Estate Co., Ltd.	3,100	103,762
	Kitagawa Corp.	2,400	32,979
	Kita-Nippon Bank, Ltd. (The)	1,700	27,763
	Kitano Construction Corp.	1,000	21,739
	Kitanotatsujin Corp.	4,600	21,431
	Kito Corp.	7,900	129,017
	Kitz Corp.	20,200	126,582
	Kiyo Bank, Ltd. (The)	16,100	211,758
*	KLab, Inc.	8,100	56,989
	Koa Corp.	7,100	96,974
	Koa Shoji Holdings Co., Ltd.	2,000	14,726
	Koatsu Gas Kogyo Co., Ltd.	6,900	43,580
	Kobayashi Pharmaceutical Co., Ltd.	1,400	125,037
	Kobe Bussan Co., Ltd.	16,400	438,113
*	Kobe Electric Railway Co., Ltd.	1,300	42,205
	Kobe Steel, Ltd.	80,600	580,301
	Kobelco Eco-Solutions Co., Ltd.	1,200	29,770
	Koei Tecmo Holdings Co., Ltd.	1,040	46,368
	Kohnan Shoji Co., Ltd.	8,800	238,028
	Kohsoku Corp.	2,000	25,544
	Koito Manufacturing Co., Ltd.	7,500	467,855
	Kojima Co., Ltd.	5,800	47,134
	Kokuyo Co., Ltd.	22,000	340,517

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KOMAIHALTEC, Inc.	500	$8,993
	Komatsu Matere Co., Ltd.	7,000	57,741
	Komatsu Wall Industry Co., Ltd.	2,000	35,441
	Komatsu, Ltd.	35,000	1,029,162
	KOMEDA Holdings Co., Ltd.	9,900	184,433
	Komehyo Holdings Co., Ltd.	2,300	19,828
	Komeri Co., Ltd.	11,700	300,355
	Komori Corp.	11,900	82,166
	Konaka Co., Ltd.	5,700	17,185
	Konami Holdings Corp.	6,400	381,737
	Kondotec, Inc.	4,900	44,828
	Konica Minolta, Inc.	83,400	473,011
	Konishi Co., Ltd.	6,000	91,957
	Konoike Transport Co., Ltd.	6,500	68,211
	Konoshima Chemical Co., Ltd.	1,600	24,583
*	Kosaido Co., Ltd.	2,900	25,724
	Kose Corp.	1,100	165,589
	Koshidaka Holdings Co., Ltd.	13,400	67,726
	Kotobuki Spirits Co., Ltd.	200	12,002
	Kozo Keikaku Engineering, Inc.	500	13,389
	Krosaki Harima Corp.	1,400	56,693
	KRS Corp.	1,500	22,311
#	K’s Holdings Corp.	37,800	515,678
	KU Holdings Co., Ltd.	3,800	33,784
	Kubota Corp.	36,700	863,396
	Kumagai Gumi Co., Ltd.	12,500	348,124
	Kumiai Chemical Industry Co., Ltd.	12,810	104,260
	Kunimine Industries Co., Ltd.	2,600	28,868
	Kurabo Industries, Ltd.	4,400	73,114
	Kuraray Co., Ltd.	96,800	1,052,236
	Kureha Corp.	4,500	304,366
	Kurimoto, Ltd.	2,100	32,610
	Kurita Water Industries, Ltd.	14,600	674,292
	Kuriyama Holdings Corp.	2,000	12,757
	Kushikatsu Tanaka Holdings Co.	400	6,302
	Kusuri no Aoki Holdings Co., Ltd.	3,000	210,383
*	KYB Corp.	5,400	144,381
	Kyocera Corp.	11,300	686,059
	Kyoden Co., Ltd.	6,700	18,525
	Kyodo Printing Co., Ltd.	2,100	51,901
	Kyoei Steel, Ltd.	5,500	76,956
	Kyokuto Boeki Kaisha, Ltd.	1,500	18,697
	Kyokuto Kaihatsu Kogyo Co., Ltd.	7,500	113,668
	Kyokuto Securities Co., Ltd.	5,500	40,380
	Kyokuyo Co., Ltd.	3,000	80,404
	KYORIN Holdings, Inc.	10,100	176,938
*	Kyoritsu Printing Co., Ltd.	7,400	8,867
	Kyosan Electric Manufacturing Co., Ltd.	10,000	36,881
	Kyowa Electronic Instruments Co., Ltd.	5,000	17,719
	Kyowa Exeo Corp.	11,919	317,057
	Kyowa Kirin Co., Ltd.	1,500	45,657
	Kyowa Leather Cloth Co., Ltd.	3,800	25,669
	Kyudenko Corp.	9,700	338,223
	Kyushu Financial Group, Inc.	80,150	312,179
	Kyushu Leasing Service Co., Ltd.	2,100	13,016
	Kyushu Railway Co.	1,000	22,449
	LAC Co., Ltd.	1,800	16,922
	Lacto Japan Co., Ltd.	1,200	30,263
*	LAND Co., Ltd.	22,600	2,692

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lasertec Corp.	11,600	$2,042,631
	Lawson, Inc.	12,700	570,751
	LEC, Inc.	7,300	76,363
	Life Corp.	5,200	169,670
	LIFULL Co., Ltd.	8,800	31,475
	Like Co., Ltd.	1,100	23,242
	Linical Co., Ltd.	2,200	14,247
	Link And Motivation, Inc.	4,700	26,796
	Lintec Corp.	9,000	195,840
	Lion Corp.	15,300	287,076
	LITALICO, Inc.	2,100	90,214
	Lixil Corp.	42,600	1,153,902
	Lonseal Corp.	800	10,891
	Look Holdings, Inc.	2,000	21,983
*	LTS, Inc.	700	27,027
*	M&A Capital Partners Co., Ltd.	3,500	161,797
	M3, Inc.	22,500	1,554,297
	Mabuchi Motor Co., Ltd.	6,100	244,321
	Macnica Fuji Electronics Holdings, Inc.	12,550	252,865
	Macromill, Inc.	11,800	91,467
	Maeda Corp.	37,000	316,153
	Maeda Kosen Co., Ltd.	4,200	129,706
	Maeda Road Construction Co., Ltd.	8,000	153,824
	Maezawa Kasei Industries Co., Ltd.	3,600	36,531
	Maezawa Kyuso Industries Co., Ltd.	4,200	42,172
	Makino Milling Machine Co., Ltd.	6,200	233,537
	Makita Corp.	3,800	171,134
*	Mamiya-Op Co., Ltd.	1,100	7,345
*	Management Solutions Co., Ltd.	1,300	22,760
	Mani, Inc.	4,400	103,706
	MarkLines Co., Ltd.	2,700	71,346
	Marubun Corp.	3,300	15,449
	Marudai Food Co., Ltd.	5,000	76,751
	Marufuji Sheet Piling Co., Ltd.	400	7,783
	Maruha Nichiro Corp.	14,100	322,835
	Marui Group Co., Ltd.	10,700	201,098
	Maruichi Steel Tube, Ltd.	7,800	195,241
	Maruka Corp.	1,700	31,208
	Marumae Co., Ltd.	1,200	17,877
	Marusan Securities Co., Ltd.	16,100	93,388
	Maruwa Co., Ltd.	2,700	278,247
#	Maruwa Unyu Kikan Co., Ltd.	5,600	97,756
	Maruyama Manufacturing Co., Inc.	600	9,158
	Maruzen CHI Holdings Co., Ltd.	3,900	13,857
	Maruzen Co., Ltd.	1,000	20,412
	Maruzen Showa Unyu Co., Ltd.	3,100	90,222
	Marvelous, Inc.	3,500	26,896
	Matsuda Sangyo Co., Ltd.	3,100	62,971
	Matsui Construction Co., Ltd.	6,000	39,485
	Matsui Securities Co., Ltd.	25,600	200,981
	Matsumotokiyoshi Holdings Co., Ltd.	8,500	341,840
	Matsuyafoods Holdings Co., Ltd.	1,800	56,715
	Max Co., Ltd.	3,500	53,597
*	Maxell Holdings, Ltd.	10,500	123,757
	Maxvalu Nishinihon Co., Ltd.	700	11,489
	Maxvalu Tokai Co., Ltd.	1,800	40,788
*	Mazda Motor Corp.	76,406	593,308
	McDonald’s Holdings Co. Japan, Ltd.	6,200	283,080
	MCJ Co., Ltd.	23,800	216,248

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mebuki Financial Group, Inc.	152,650	$333,070
	MEC Co., Ltd.	2,200	51,034
	Media Do Co., Ltd.	1,800	94,317
	Medical Data Vision Co., Ltd.	6,200	108,414
	Medical System Network Co., Ltd.	7,000	52,815
	Medipal Holdings Corp.	11,300	207,926
#	Medius Holdings Co., Ltd.	1,500	13,281
*	MedPeer, Inc.	3,100	162,479
*	Megachips Corp.	3,500	119,682
	Megmilk Snow Brand Co., Ltd.	11,300	226,706
	Meidensha Corp.	11,700	248,167
	Meiji Electric Industries Co., Ltd.	1,500	19,342
	Meiko Electronics Co., Ltd.	7,500	169,085
	Meiko Network Japan Co., Ltd.	3,300	17,882
	Meisei Industrial Co., Ltd.	10,800	75,621
	Meitec Corp.	5,700	317,447
	Meito Sangyo Co., Ltd.	2,500	34,219
	Meiwa Corp.	6,500	27,824
	Meiwa Estate Co., Ltd.	2,100	12,290
	Melco Holdings, Inc.	1,500	57,035
	Members Co., Ltd.	1,100	25,583
	Menicon Co., Ltd.	6,300	383,206
	Mercuria Investment Co., Ltd.	1,500	10,948
	Mesco, Inc.	600	6,754
	METAWATER Co., Ltd.	5,500	106,997
	Michinoku Bank, Ltd. (The)	4,799	43,927
	Micronics Japan Co., Ltd.	3,400	52,810
	Mie Kotsu Group Holdings, Inc.	12,100	52,234
	Mikuni Corp.	7,000	18,922
	Milbon Co., Ltd.	3,680	195,952
	Mimaki Engineering Co., Ltd.	5,500	32,414
	Mimasu Semiconductor Industry Co., Ltd.	4,500	115,156
	Minebea Mitsumi, Inc.	35,490	890,058
	Ministop Co., Ltd.	3,800	49,545
	Mirai Industry Co., Ltd.	1,400	22,576
	Miraial Co., Ltd.	1,700	20,791
	Mirait Holdings Corp.	20,210	326,790
	Miroku Jyoho Service Co., Ltd.	3,800	63,492
	MISUMI Group, Inc.	9,800	276,788
	Mitani Corp.	2,000	130,184
	Mitani Sangyo Co., Ltd.	7,800	28,808
	Mitani Sekisan Co., Ltd.	1,600	55,780
	Mito Securities Co., Ltd.	16,800	47,125
*	Mitsuba Corp.	11,200	67,535
	Mitsubishi Electric Corp.	66,300	1,021,573
	Mitsubishi Estate Co., Ltd.	25,500	419,701
	Mitsubishi Gas Chemical Co., Inc.	20,800	480,578
	Mitsubishi HC Capital, Inc.	215,770	1,240,056
	Mitsubishi Heavy Industries, Ltd.	36,600	1,089,522
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	44,066
	Mitsubishi Logisnext Co., Ltd.	8,300	98,825
	Mitsubishi Logistics Corp.	9,500	282,490
#*	Mitsubishi Motors Corp.	97,800	264,976
*	Mitsubishi Paper Mills, Ltd.	6,500	20,471
	Mitsubishi Pencil Co., Ltd.	1,300	17,276
	Mitsubishi Research Institute, Inc.	1,300	49,041
	Mitsubishi UFJ Financial Group, Inc.	440,300	2,342,438
	Mitsuboshi Belting, Ltd.	6,400	98,005
	Mitsui Chemicals, Inc.	29,466	927,602

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mitsui E&S Holdings Co., Ltd.	14,100	$68,835
	Mitsui Fudosan Co., Ltd.	35,500	771,745
	Mitsui High-Tec, Inc.	3,800	147,564
	Mitsui Mining & Smelting Co., Ltd.	20,400	694,457
	Mitsui Sugar Co., Ltd.	4,500	74,431
	Mitsui-Soko Holdings Co., Ltd.	7,300	147,471
	Mitsuuroko Group Holdings Co., Ltd.	8,300	108,529
	Miura Co., Ltd.	1,700	89,181
	Mixi, Inc.	11,300	289,414
	Miyaji Engineering Group, Inc.	1,500	31,549
	Miyazaki Bank, Ltd. (The)	3,700	74,770
	Miyoshi Oil & Fat Co., Ltd.	2,400	26,617
	Mizuho Financial Group, Inc.	85,980	1,210,118
	Mizuho Leasing Co., Ltd.	9,700	290,240
	Mizuho Medy Co., Ltd.	1,800	64,179
	Mizuno Corp.	5,500	108,512
*	Mobile Factory, Inc.	1,400	18,677
	Modec, Inc.	7,000	133,380
	Monex Group, Inc.	45,600	352,289
	Monogatari Corp. (The)	2,600	175,985
	MonotaRO Co., Ltd.	22,800	578,947
	MORESCO Corp.	1,700	16,870
	Mori-Gumi Co., Ltd.	1,900	5,277
	Morinaga & Co., Ltd.	12,100	403,174
	Morinaga Milk Industry Co., Ltd.	11,000	601,468
	Moriroku Holdings Co., Ltd.	2,200	40,663
	Morita Holdings Corp.	5,300	77,310
	Morito Co., Ltd.	5,100	28,216
	Morozoff, Ltd.	500	24,556
	Mortgage Service Japan, Ltd.	1,000	9,377
	MrMax Holdings, Ltd.	8,700	51,874
	MS&AD Insurance Group Holdings, Inc.	16,800	476,626
	MTI, Ltd.	4,700	32,450
	Mugen Estate Co., Ltd.	2,600	11,527
	m-up Holdings, Inc.	1,000	25,204
	Murakami Corp.	1,000	28,755
	Murata Manufacturing Co., Ltd.	28,500	2,265,961
	Musashi Seimitsu Industry Co., Ltd.	15,600	272,845
	Musashino Bank, Ltd. (The)	7,800	116,107
	Mutoh Holdings Co., Ltd.	200	2,827
	Nabtesco Corp.	15,600	701,993
#	NAC Co., Ltd.	2,700	22,790
	Nachi-Fujikoshi Corp.	4,500	171,787
	Nadex Co., Ltd.	1,100	7,200
	Nafco Co., Ltd.	2,900	58,472
	Nagaileben Co., Ltd.	600	14,065
	Nagano Bank, Ltd. (The)	1,800	19,231
	Nagano Keiki Co., Ltd.	4,100	44,686
	Nagase & Co., Ltd.	24,600	370,731
	Nagatanien Holdings Co., Ltd.	2,700	54,586
	Nagawa Co., Ltd.	900	68,020
*	Nagoya Railroad Co., Ltd.	8,900	204,423
	Nakabayashi Co., Ltd.	4,900	26,813
	Nakamoto Packs Co., Ltd.	400	5,717
	Nakamuraya Co., Ltd.	900	31,303
	Nakanishi, Inc.	5,300	108,667
	Nakano Corp.	4,900	17,017
	Nakayamafuku Co., Ltd.	1,900	8,348
	Nakayo, Inc.	1,100	14,689

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Namura Shipbuilding Co., Ltd.	12,900	$21,730
	Nankai Electric Railway Co., Ltd.	9,100	201,000
	Nanto Bank, Ltd. (The)	7,800	130,433
	Narasaki Sangyo Co., Ltd.	1,000	18,716
	Natori Co., Ltd.	800	13,962
	NEC Capital Solutions, Ltd.	2,400	44,596
	NEC Corp.	24,800	1,441,764
	NEC Networks & System Integration Corp.	11,500	197,831
	NEOJAPAN, Inc.	1,100	17,657
	NET One Systems Co., Ltd.	10,400	340,425
	New Art Holdings Co., Ltd.	1,000	9,265
	New Japan Chemical Co., Ltd.	5,200	13,099
	Nexon Co., Ltd.	6,700	221,618
	Nextage Co., Ltd.	9,000	142,482
	NGK Insulators, Ltd.	24,300	444,117
	NGK Spark Plug Co., Ltd.	45,200	754,830
	NH Foods, Ltd.	11,700	522,576
	NHK Spring Co., Ltd.	53,200	392,902
	Nicca Chemical Co., Ltd.	1,900	18,340
	Nice Corp.	1,400	25,223
	Nichias Corp.	15,700	410,119
	Nichiban Co., Ltd.	2,800	47,423
	Nichicon Corp.	13,300	130,564
	Nichiden Corp.	2,000	37,745
	Nichiha Corp.	7,200	209,323
	Nichirei Corp.	19,100	483,045
	Nichireki Co., Ltd.	5,800	76,095
	Nichirin Co., Ltd.	2,810	44,132
	Nidec Corp.	6,000	692,813
	Nifco, Inc.	16,200	553,450
	Nihon Chouzai Co., Ltd.	5,600	90,842
*	Nihon Dempa Kogyo Co., Ltd.	2,300	14,639
	Nihon Dengi Co., Ltd.	900	32,487
	Nihon Denkei Co., Ltd.	900	11,201
	Nihon Flush Co., Ltd.	5,100	58,310
#	Nihon House Holdings Co., Ltd.	11,100	32,819
	Nihon Kagaku Sangyo Co., Ltd.	2,900	34,653
	Nihon Kohden Corp.	12,400	374,957
	Nihon M&A Center, Inc.	31,000	809,867
	Nihon Nohyaku Co., Ltd.	9,800	49,008
	Nihon Parkerizing Co., Ltd.	5,000	48,393
	Nihon Plast Co., Ltd.	3,800	19,529
	Nihon Tokushu Toryo Co., Ltd.	2,700	25,123
	Nihon Unisys, Ltd.	16,300	516,324
#	Nihon Yamamura Glass Co., Ltd.	1,600	13,598
	Nikkato Corp.	1,400	8,851
	Nikkiso Co., Ltd.	16,700	171,723
	Nikko Co., Ltd.	8,000	52,551
	Nikkon Holdings Co., Ltd.	14,900	312,524
	Nikon Corp.	47,800	450,086
	Nintendo Co., Ltd.	3,800	2,179,881
	Nippi, Inc.	400	13,644
	Nippn Corp.	13,100	187,065
	Nippo Corp.	10,000	261,893
	Nippon Aqua Co., Ltd.	1,900	10,470
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,000	43,718
	Nippon Carbide Industries Co., Inc.	1,700	20,749
	Nippon Carbon Co., Ltd.	4,200	176,167
	Nippon Care Supply Co., Ltd.	700	11,494

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Ceramic Co., Ltd.	3,000	$70,804
	Nippon Chemical Industrial Co., Ltd.	1,799	48,216
*	Nippon Chemi-Con Corp.	3,900	61,318
	Nippon Chemiphar Co., Ltd.	500	10,362
	Nippon Coke & Engineering Co., Ltd.	51,300	46,924
	Nippon Commercial Development Co., Ltd.	3,100	47,577
	Nippon Concept Corp.	2,200	31,412
	Nippon Densetsu Kogyo Co., Ltd.	9,600	155,763
	Nippon Dry-Chemical Co., Ltd.	1,600	24,375
	Nippon Electric Glass Co., Ltd.	18,900	478,234
	Nippon Engineering Consultants Co., Ltd.	1,000	10,937
	Nippon Express Co., Ltd.	14,900	1,140,354
	Nippon Felt Co., Ltd.	2,300	9,162
	Nippon Filcon Co., Ltd.	1,500	6,830
	Nippon Fine Chemical Co., Ltd.	2,700	35,686
	Nippon Gas Co., Ltd.	34,800	612,286
	Nippon Hume Corp.	6,600	43,088
#	Nippon Kodoshi Corp.	1,600	49,605
	Nippon Koei Co., Ltd.	3,800	102,667
	Nippon Light Metal Holdings Co., Ltd.	18,350	357,392
	Nippon Paint Holdings Co., Ltd.	11,000	157,122
#	Nippon Paper Industries Co., Ltd.	35,100	431,806
	Nippon Parking Development Co., Ltd., Class C	37,500	53,571
	Nippon Pillar Packing Co., Ltd.	5,000	80,943
	Nippon Piston Ring Co., Ltd.	2,300	22,954
	Nippon Road Co., Ltd. (The)	2,000	145,249
	Nippon Seiki Co., Ltd.	13,400	146,952
	Nippon Seisen Co., Ltd.	1,000	38,642
	Nippon Sharyo, Ltd.	2,200	46,951
	Nippon Shinyaku Co., Ltd.	4,000	269,814
	Nippon Shokubai Co., Ltd.	2,900	152,421
	Nippon Signal Co., Ltd.	11,500	97,652
	Nippon Soda Co., Ltd.	6,500	188,707
	Nippon Steel Trading Corp.	4,100	144,865
	Nippon Suisan Kaisha, Ltd.	104,900	491,572
	Nippon Systemware Co., Ltd.	1,300	23,484
	Nippon Telegraph & Telephone Corp.	31,800	801,769
	Nippon Thompson Co., Ltd.	14,800	87,742
	Nippon Yusen K.K.	41,500	1,631,090
	Nishikawa Rubber Co., Ltd.	1,200	15,140
	Nishimatsu Construction Co., Ltd.	11,300	300,776
	Nishimatsuya Chain Co., Ltd.	11,300	177,292
	Nishimoto Co., Ltd.	700	16,389
	Nishi-Nippon Financial Holdings, Inc.	33,700	216,545
	Nishi-Nippon Railroad Co., Ltd.	6,600	170,501
	Nishio Rent All Co., Ltd.	6,100	168,496
*	Nissan Motor Co., Ltd.	149,100	748,474
	Nissan Shatai Co., Ltd.	17,700	114,089
	Nissan Tokyo Sales Holdings Co., Ltd.	4,900	10,759
	Nissei ASB Machine Co., Ltd.	1,900	87,655
	Nissei Plastic Industrial Co., Ltd.	4,600	41,981
	Nissha Co., Ltd.	11,400	133,675
	Nisshin Group Holdings Co., Ltd.	9,400	40,448
	Nisshin Oillio Group, Ltd. (The)	6,200	174,378
	Nisshin Seifun Group, Inc.	7,640	123,404
	Nisshinbo Holdings, Inc.	40,311	308,002
	Nissin Corp.	3,500	42,266
	Nissin Electric Co., Ltd.	12,400	136,732
	Nissin Foods Holdings Co., Ltd.	1,000	70,861

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nissin Sugar Co., Ltd.	3,100	$49,892
	Nisso Corp.	2,800	18,204
	Nissui Pharmaceutical Co., Ltd.	2,600	23,427
	Nitori Holdings Co., Ltd.	4,800	859,706
	Nitta Corp.	5,800	139,626
	Nitta Gelatin, Inc.	3,200	18,642
	Nittan Valve Co., Ltd.	4,000	8,042
	Nitto Denko Corp.	7,600	628,932
	Nitto Fuji Flour Milling Co., Ltd.	300	20,059
	Nitto Kogyo Corp.	7,300	128,414
	Nitto Kohki Co., Ltd.	3,400	61,231
	Nitto Seiko Co., Ltd.	6,900	34,573
	Nittoc Construction Co., Ltd.	6,700	48,443
	NJS Co., Ltd.	1,500	27,498
	Noda Corp.	2,000	15,264
	Noevir Holdings Co., Ltd.	3,100	136,710
	NOF Corp.	6,500	343,504
	Nojima Corp.	11,000	274,424
	NOK Corp.	16,700	215,228
	Nomura Co., Ltd.	20,300	147,668
	Nomura Holdings, Inc.	116,500	626,205
	Nomura Micro Science Co., Ltd.	500	20,571
	Nomura Real Estate Holdings, Inc.	35,800	882,560
	Nomura Research Institute, Ltd.	10,989	337,242
	Noritake Co., Ltd.	2,700	89,353
	Noritsu Koki Co., Ltd.	3,600	85,096
	Noritz Corp.	8,000	119,134
#	North Pacific Bank, Ltd.	80,000	206,824
	Nozawa Corp.	2,000	13,281
	NS Solutions Corp.	6,700	202,636
	NS Tool Co., Ltd.	5,400	75,428
	NSD Co., Ltd.	14,400	234,466
	NSK, Ltd.	37,900	349,500
*	NTN Corp.	135,400	384,682
	NTT Data Corp.	42,500	661,765
	Oat Agrio Co., Ltd.	600	7,560
	Obara Group, Inc.	1,900	64,440
	Obayashi Corp.	71,500	654,187
	Obic Co., Ltd.	900	173,453
	Ocean System Corp.	1,000	9,989
	Odakyu Electric Railway Co., Ltd.	12,399	335,814
	Ogaki Kyoritsu Bank, Ltd. (The)	9,300	167,178
	Ohara, Inc.	1,700	24,474
	Ohashi Technica, Inc.	3,300	43,239
*	Ohki Healthcare Holdings Co., Ltd.	1,000	11,285
	Ohsho Food Service Corp.	2,100	107,652
	Oiles Corp.	6,940	98,850
*	Oisix ra daichi, Inc.	4,900	132,866
	Oita Bank, Ltd. (The)	3,900	67,237
	Oji Holdings Corp.	106,800	673,673
	Okabe Co., Ltd.	12,300	82,429
	Okada Aiyon Corp.	800	8,551
	Okamoto Machine Tool Works, Ltd.	1,100	33,337
	Okamura Corp.	17,000	211,180
#	Okasan Securities Group, Inc.	38,600	160,544
	Oki Electric Industry Co., Ltd.	28,100	296,993
	Okinawa Cellular Telephone Co.	3,700	167,469
	OKUMA Corp.	5,500	296,958
	Okumura Corp.	6,500	162,785

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okura Industrial Co., Ltd.	2,600	$45,548
	Okuwa Co., Ltd.	5,900	63,273
	Omron Corp.	3,700	280,186
	ONO Sokki Co., Ltd.	3,200	15,504
	Onoken Co., Ltd.	4,000	47,796
#	Onward Holdings Co., Ltd.	29,800	81,978
	Open House Co., Ltd.	12,800	531,538
	Optex Group Co., Ltd.	4,300	65,429
*	Optim Corp.	3,400	86,769
	Optorun Co., Ltd.	4,800	128,445
	Oracle Corp.	2,900	271,890
#	Orchestra Holdings, Inc.	400	10,522
	Organo Corp.	1,800	120,519
	Orient Corp.	113,200	154,621
	Oriental Land Co., Ltd.	1,200	170,113
*	Oriental Shiraishi Corp.	31,900	85,814
	Origin Co., Ltd.	1,400	17,144
	ORIX Corp.	79,700	1,286,666
	Oro Co., Ltd.	1,000	32,512
	Osaka Gas Co., Ltd.	12,000	232,272
	Osaka Organic Chemical Industry, Ltd.	1,600	59,831
	Osaka Soda Co., Ltd.	2,300	51,929
	Osaka Steel Co., Ltd.	3,600	41,234
#*	OSAKA Titanium Technologies Co., Ltd.	3,400	29,419
	Osaki Electric Co., Ltd.	11,100	58,052
	OSG Corp.	18,400	306,867
	Otsuka Corp.	8,800	442,672
	OUG Holdings, Inc.	1,000	25,476
	Outsourcing, Inc.	28,700	441,027
	Oyo Corp.	5,800	69,353
	Pacific Industrial Co., Ltd.	14,400	154,876
	Pack Corp. (The)	3,200	79,800
	PAL GROUP Holdings Co., Ltd.	3,600	50,890
	PALTAC Corp.	3,200	166,726
	Pan Pacific International Holdings Corp.	28,000	603,549
	Panasonic Corp.	206,100	2,420,026
	PAPYLESS Co., Ltd.	700	13,106
	Paraca, Inc.	1,500	22,796
	Paramount Bed Holdings Co., Ltd.	7,600	150,804
#	Paris Miki Holdings, Inc.	8,700	21,209
*	Park24 Co., Ltd.	22,000	425,015
	Parker Corp.	3,000	13,812
	Pasona Group, Inc.	6,100	108,907
	PC Depot Corp.	7,800	32,402
	Pegasus Sewing Machine Manufacturing Co., Ltd.	5,300	25,241
	Penta-Ocean Construction Co., Ltd.	92,000	717,264
*	PeptiDream, Inc.	6,000	256,815
	Persol Holdings Co., Ltd.	21,300	392,266
	Pickles Corp.	1,200	36,906
	Pigeon Corp.	17,200	583,742
	Pilot Corp.	5,500	175,720
	Piolax, Inc.	7,100	96,771
	Pipedo HD, Inc.	1,300	19,596
	Pola Orbis Holdings, Inc.	3,600	93,230
	Poletowin Pitcrew Holdings, Inc.	8,400	86,859
	Premium Group Co., Ltd.	2,100	48,598
*	Premium Water Holdings, Inc.	800	23,724
	Press Kogyo Co., Ltd.	23,000	67,131
	Pressance Corp.	8,400	123,508

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Prestige International, Inc.	20,100	$133,552
	Prima Meat Packers, Ltd.	8,599	271,665
	Pronexus, Inc.	1,800	18,721
*	Prored Partners Co., Ltd.	800	22,148
	Pro-Ship, Inc.	800	10,256
	Prospect Co., Ltd.	125,000	36,612
	Proto Corp.	6,300	67,033
	PS Mitsubishi Construction Co., Ltd.	10,100	59,496
	Punch Industry Co., Ltd.	4,300	21,638
*	QB Net Holdings Co., Ltd.	2,900	46,750
	Qol Holdings Co., Ltd.	8,200	102,997
	Quick Co., Ltd.	1,500	17,019
	Raccoon Holdings, Inc.	4,100	118,928
	Raito Kogyo Co., Ltd.	8,000	128,648
	Raiznext Corp.	5,900	62,254
	Rakus Co., Ltd.	8,400	171,065
	Rakuten Group, Inc.	9,700	123,308
	Rasa Corp.	1,700	13,970
	Rasa Industries, Ltd.	2,100	42,101
	Raysum Co., Ltd.	5,400	41,773
	Recruit Holdings Co., Ltd.	44,400	2,001,884
	Relia, Inc.	8,100	96,402
	Relo Group, Inc.	14,600	300,038
	Renaissance, Inc.	2,600	26,779
*	Renesas Electronics Corp.	163,900	1,909,130
	Rengo Co., Ltd.	61,700	512,096
*	RENOVA, Inc.	4,400	138,576
	Resona Holdings, Inc.	215,963	889,040
	Resorttrust, Inc.	21,300	339,283
	Restar Holdings Corp.	3,000	53,008
	Retail Partners Co., Ltd.	4,600	50,734
	Rheon Automatic Machinery Co., Ltd.	3,400	35,947
	Riberesute Corp.	1,300	10,347
*	Ricksoft Co., Ltd.	400	9,208
	Ricoh Co., Ltd.	50,500	539,649
	Ricoh Leasing Co., Ltd.	3,900	123,725
#	Ride On Express Holdings Co., Ltd.	1,500	23,042
#*	Right On Co., Ltd.	4,200	25,795
	Riken Corp.	2,100	45,020
	Riken Keiki Co., Ltd.	2,100	53,441
	Riken Technos Corp.	12,300	54,223
	Riken Vitamin Co., Ltd.	3,400	42,327
	Rinnai Corp.	1,600	160,663
	Rion Co., Ltd.	1,800	46,986
	Riso Kagaku Corp.	3,500	42,333
	Riso Kyoiku Co., Ltd.	25,100	67,752
#	Rix Corp.	800	10,988
#	Rock Field Co., Ltd.	2,800	39,435
	Rohm Co., Ltd.	4,700	463,949
	Rohto Pharmaceutical Co., Ltd.	16,500	423,245
	Rokko Butter Co., Ltd.	1,900	27,642
	Roland DG Corp.	3,900	60,619
	Rorze Corp.	2,300	207,615
#	Rozetta Corp.	900	17,642
	RS Technologies Co., Ltd.	900	54,252
*	Ryobi, Ltd.	6,600	95,562
	Ryoden Corp.	3,500	52,407
	Ryohin Keikaku Co., Ltd.	53,000	1,116,241
	Ryosan Co., Ltd.	5,400	106,286

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	S Foods, Inc.	3,900	$116,076
	S LINE Co., Ltd.	1,300	10,791
	Sac’s Bar Holdings, Inc.	4,300	24,500
	Saibu Gas Co., Ltd.	5,500	128,399
	Saison Information Systems Co., Ltd.	1,400	27,374
	Sakai Chemical Industry Co., Ltd.	3,500	60,433
	Sakai Heavy Industries, Ltd.	500	9,482
	Sakai Moving Service Co., Ltd.	2,300	104,877
	Sakai Ovex Co., Ltd.	1,500	40,744
	Sakata INX Corp.	11,900	110,677
	Sakura Internet, Inc.	2,600	15,686
	Sala Corp.	16,500	91,910
	SAMTY Co., Ltd.	9,600	175,830
	San Holdings, Inc.	2,600	25,065
	San ju San Financial Group, Inc.	6,050	71,754
	San-A Co., Ltd.	3,700	142,092
	San-Ai Oil Co., Ltd.	13,200	148,110
	Sanei Architecture Planning Co., Ltd.	2,700	47,632
	Sangetsu Corp.	1,400	19,745
	San-In Godo Bank, Ltd. (The)	39,100	179,494
*	Sanix, Inc.	7,600	23,439
*	Sanken Electric Co., Ltd.	6,600	308,344
	Sanki Engineering Co., Ltd.	11,700	149,092
	Sanko Gosei, Ltd.	4,500	17,996
	Sanko Metal Industrial Co., Ltd.	800	18,224
	Sankyo Frontier Co., Ltd.	1,100	38,701
	Sankyo Seiko Co., Ltd.	8,500	39,633
	Sankyo Tateyama, Inc.	6,600	49,618
	Sankyu, Inc.	12,500	533,628
	Sanoh Industrial Co., Ltd.	8,500	89,550
	Sansei Landic Co., Ltd.	2,000	14,845
	Sansei Technologies, Inc.	2,400	17,722
	Sanshin Electronics Co., Ltd.	2,600	47,408
	Santen Pharmaceutical Co., Ltd.	18,200	233,100
	Sanwa Holdings Corp.	46,000	594,280
	Sanyei Corp.	500	9,242
	Sanyo Chemical Industries, Ltd.	3,100	147,265
	Sanyo Denki Co., Ltd.	2,200	158,466
	Sanyo Electric Railway Co., Ltd.	3,200	54,291
	Sanyo Engineering & Construction, Inc.	2,300	14,694
*	Sanyo Shokai, Ltd.	3,599	25,611
*	Sanyo Special Steel Co., Ltd.	6,500	98,434
	Sanyo Trading Co., Ltd.	4,800	46,977
	Sata Construction Co., Ltd.	3,000	11,800
	Sato Foods Co., Ltd.	300	13,446
	Sato Holdings Corp.	6,600	162,116
	Sato Shoji Corp.	3,600	31,947
	Satori Electric Co., Ltd.	3,200	23,275
#	Sawada Holdings Co., Ltd.	4,600	30,142
	Sawai Group Holdings Co., Ltd.	7,500	360,966
	Saxa Holdings, Inc.	1,300	17,593
	SB Technology Corp.	1,200	36,136
	SBI Holdings, Inc.	24,600	695,314
*	SBI Insurance Group Co., Ltd.	900	11,148
	SBS Holdings, Inc.	6,000	147,367
	Scala, Inc.	4,600	31,825
	SCREEN Holdings Co., Ltd.	4,400	419,041
#	Scroll Corp.	9,300	85,089
	SCSK Corp.	5,700	330,782

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	SEC Carbon, Ltd.	500	$33,334
	Secom Joshinetsu Co., Ltd.	420	14,973
#	Seed Co., Ltd.	3,600	24,164
	Seibu Electric & Machinery Co., Ltd.	1,200	14,165
*	Seibu Holdings, Inc.	35,000	376,384
	Seika Corp.	2,100	31,889
	Seikagaku Corp.	8,300	76,217
	Seikitokyu Kogyo Co., Ltd.	9,100	72,470
	Seiko Electric Co., Ltd.	700	10,887
	Seiko Epson Corp.	55,500	946,919
	Seiko Holdings Corp.	7,499	132,437
	Seiko PMC Corp.	3,600	25,859
	Seino Holdings Co., Ltd.	24,100	331,385
	Seiren Co., Ltd.	9,300	161,023
	Sekisui Chemical Co., Ltd.	39,400	686,954
	Sekisui House, Ltd.	31,200	631,882
	Sekisui Jushi Corp.	2,800	54,347
	Sekisui Kasei Co., Ltd.	7,400	38,748
	Senko Group Holdings Co., Ltd.	36,100	332,392
	Senshu Electric Co., Ltd.	2,500	77,821
	Senshu Ikeda Holdings, Inc.	61,400	94,922
*	Senshukai Co., Ltd.	8,300	29,617
	Septeni Holdings Co., Ltd.	14,000	64,539
	Seria Co., Ltd.	7,900	286,289
	Seven & I Holdings Co., Ltd.	74,100	3,199,350
	Seven Bank, Ltd.	146,500	315,475
	SG Holdings Co., Ltd.	10,300	233,904
	Sharp Corp.	22,000	371,258
	Shibaura Electronics Co., Ltd.	2,300	73,910
	Shibaura Machine Co., Ltd.	4,900	116,861
	Shibaura Mechatronics Corp.	1,200	65,575
	Shibusawa Warehouse Co., Ltd. (The)	2,600	49,653
#	Shibuya Corp.	3,900	118,436
*	Shidax Corp.	6,100	16,246
*	SHIFT, Inc.	900	131,008
	Shiga Bank, Ltd. (The)	9,500	187,757
	Shikibo, Ltd.	2,900	24,807
	Shikoku Bank, Ltd. (The)	9,300	59,458
	Shikoku Chemicals Corp.	11,400	127,984
	Shima Seiki Manufacturing, Ltd.	7,600	152,959
	Shimamura Co., Ltd.	3,700	366,040
	Shimano, Inc.	900	205,789
	Shimizu Bank, Ltd. (The)	3,400	49,277
	Shimizu Corp.	66,300	543,268
	Shimojima Co., Ltd.	2,400	25,387
	Shin Nippon Air Technologies Co., Ltd.	1,700	33,497
	Shin Nippon Biomedical Laboratories, Ltd.	5,300	35,105
	Shinagawa Refractories Co., Ltd.	1,600	43,779
*	Shindengen Electric Manufacturing Co., Ltd.	2,200	68,628
	Shin-Etsu Chemical Co., Ltd.	6,700	1,130,974
	Shin-Etsu Polymer Co., Ltd.	10,400	98,580
	Shin-Keisei Electric Railway Co., Ltd.	700	13,859
	Shinki Bus Co., Ltd.	600	17,204
	Shinko Electric Industries Co., Ltd.	13,700	441,844
	Shinko Shoji Co., Ltd.	9,800	67,055
	Shinmaywa Industries, Ltd.	15,800	141,538
	Shinnihon Corp.	8,500	65,764
	Shin-Nihon Tatemono Co., Ltd.	3,800	13,561
	Shinoken Group Co., Ltd.	7,200	77,057

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Shinsei Bank, Ltd.	23,900	$348,614
	Shinsho Corp.	1,400	28,849
	Shinwa Co., Ltd.	2,300	42,344
	Ship Healthcare Holdings, Inc.	15,000	393,118
	Shizuki Electric Co., Inc.	3,200	18,161
	Shizuoka Bank, Ltd. (The)	45,900	352,213
	Shizuoka Gas Co., Ltd.	12,000	101,956
*	Shobunsha Holdings, Inc.	3,000	12,727
	Shoei Co., Ltd.	4,800	182,137
#	Shoei Foods Corp.	2,200	80,821
	Shofu, Inc.	2,600	47,766
	Showa Denko K.K.	36,700	1,111,262
	Showa Sangyo Co., Ltd.	3,400	91,928
	Showa Shinku Co., Ltd.	700	11,119
	Sigma Koki Co., Ltd.	700	10,987
	SIGMAXYZ, Inc.	2,600	50,797
	Siix Corp.	7,900	105,394
*	Silver Life Co., Ltd.	800	17,971
	Sinanen Holdings Co., Ltd.	2,400	65,490
	Sinfonia Technology Co., Ltd.	6,900	91,460
	Sinko Industries, Ltd.	4,500	92,647
	Sintokogio, Ltd.	10,000	68,460
	SK Kaken Co., Ltd.	200	74,004
	SK-Electronics Co., Ltd.	2,100	24,220
	SKY Perfect JSAT Holdings, Inc.	38,100	160,287
#*	Skylark Holdings Co., Ltd.	36,900	548,075
	SMC Corp.	500	290,538
	SMK Corp.	1,100	26,332
	SMS Co., Ltd.	9,200	251,038
	Snow Peak, Inc.	200	7,105
	SNT Corp.	8,200	19,335
	Soda Nikka Co., Ltd.	4,200	20,568
	Sodick Co., Ltd.	13,900	125,974
	Soft99 Corp.	3,800	44,775
	Softbank Corp.	67,500	870,100
	SoftBank Group Corp.	87,000	7,839,623
	Softcreate Holdings Corp.	1,300	29,393
	Software Service, Inc.	400	37,494
	Sohgo Security Services Co., Ltd.	5,600	245,519
	Soken Chemical & Engineering Co., Ltd.	2,200	41,899
	Solasto Corp.	7,600	99,006
	Soliton Systems K.K.	2,100	33,569
	Solxyz Co., Ltd.	2,100	17,208
	Sompo Holdings, Inc.	17,400	646,673
	Sony Group Corp.	66,200	6,618,603
	Sotetsu Holdings, Inc.	9,100	185,129
	Sotoh Co., Ltd.	2,900	21,160
	Space Co., Ltd.	1,890	15,374
	Space Value Holdings Co., Ltd.	10,900	74,384
	Sparx Group Co., Ltd.	24,200	63,264
	SPK Corp.	2,200	26,224
	S-Pool, Inc.	13,400	115,000
	Square Enix Holdings Co., Ltd.	7,400	410,332
	SRA Holdings	2,600	61,087
	St Marc Holdings Co., Ltd.	4,900	75,918
	Stanley Electric Co., Ltd.	9,100	260,500
	Star Mica Holdings Co., Ltd.	3,200	32,241
	Star Micronics Co., Ltd.	8,300	125,099
	Starts Corp., Inc.	10,500	257,177

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Starzen Co., Ltd.	4,200	$85,361
	St-Care Holding Corp.	2,700	29,116
	Stella Chemifa Corp.	2,100	57,401
	Step Co., Ltd.	2,300	34,085
	Strike Co., Ltd.	1,700	71,164
	Studio Alice Co., Ltd.	3,800	80,778
	Subaru Corp.	73,600	1,368,478
	Subaru Enterprise Co., Ltd.	400	29,627
	Sugi Holdings Co., Ltd.	5,700	437,784
	Sugimoto & Co., Ltd.	2,600	53,700
	SUMCO Corp.	60,900	1,575,005
	Sumida Corp.	8,500	86,775
	Suminoe Textile Co., Ltd.	1,500	27,495
	Sumitomo Densetsu Co., Ltd.	4,100	87,041
	Sumitomo Electric Industries, Ltd.	80,000	1,190,392
	Sumitomo Forestry Co., Ltd.	34,700	801,224
	Sumitomo Heavy Industries, Ltd.	22,300	649,077
	Sumitomo Metal Mining Co., Ltd.	14,100	596,971
	Sumitomo Mitsui Construction Co., Ltd.	55,620	237,312
	Sumitomo Mitsui Financial Group, Inc.	45,800	1,608,895
	Sumitomo Mitsui Trust Holdings, Inc.	22,800	777,083
*	Sumitomo Precision Products Co., Ltd.	600	11,875
	Sumitomo Realty & Development Co., Ltd.	14,100	470,671
	Sumitomo Riko Co., Ltd.	10,700	69,460
	Sumitomo Rubber Industries, Ltd.	40,925	506,970
	Sumitomo Seika Chemicals Co., Ltd.	2,800	99,547
	Sumitomo Warehouse Co., Ltd. (The)	12,900	167,052
	Sun Frontier Fudousan Co., Ltd.	9,900	86,417
	Suncall Corp.	3,600	14,744
	Sundrug Co., Ltd.	11,300	385,084
	Suntory Beverage & Food, Ltd.	24,000	810,127
	Sun-Wa Technos Corp.	3,300	33,108
*	SuRaLa Net Co., Ltd.	700	22,361
	Suruga Bank, Ltd.	27,400	98,194
	Suzuken Co., Ltd.	6,650	239,649
	Suzuki Co., Ltd.	4,100	44,371
	Suzuki Motor Corp.	14,700	557,814
	SWCC Showa Holdings Co., Ltd.	5,900	85,445
	Sysmex Corp.	9,000	898,952
	System D, Inc.	1,300	18,278
	System Information Co., Ltd.	4,200	38,483
	System Research Co., Ltd.	1,200	22,048
	System Support, Inc.	900	12,347
	Systena Corp.	12,500	256,688
	Syuppin Co., Ltd.	3,700	39,419
	T Hasegawa Co., Ltd.	7,500	140,124
*	T RAD Co., Ltd.	1,500	26,073
	T&D Holdings, Inc.	47,300	580,478
	T&K Toka Co., Ltd.	6,000	41,622
	Tachibana Eletech Co., Ltd.	4,880	69,853
	Tachikawa Corp.	2,800	33,207
	Tachi-S Co., Ltd.	7,100	73,850
#	Tadano, Ltd.	26,800	272,467
	Taihei Dengyo Kaisha, Ltd.	4,800	116,585
	Taiheiyo Kouhatsu, Inc.	2,400	14,543
	Taiho Kogyo Co., Ltd.	3,300	29,142
	Taikisha, Ltd.	2,600	70,103
	Taiko Bank, Ltd. (The)	1,900	25,723
#	Taiko Pharmaceutical Co., Ltd.	5,000	54,267

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taisei Corp.	31,700	$1,171,260
	Taisei Lamick Co., Ltd.	1,500	37,500
	Taisei Oncho Co., Ltd.	1,100	19,800
	Taisho Pharmaceutical Holdings Co., Ltd.	3,100	182,763
	Taiyo Holdings Co., Ltd.	3,900	188,825
	Taiyo Yuden Co., Ltd.	34,500	1,583,494
#	Takachiho Koheki Co., Ltd.	1,900	18,953
	Takamatsu Construction Group Co., Ltd.	4,400	82,993
#	Takamatsu Machinery Co., Ltd.	900	5,952
	Takamiya Co., Ltd.	4,700	22,190
	Takano Co., Ltd.	2,300	13,131
	Takaoka Toko Co., Ltd.	3,000	41,124
#	Takara & Co., Ltd.	1,900	31,913
	Takara Leben Co., Ltd.	27,900	89,435
	Takara Standard Co., Ltd.	9,200	129,654
	Takasago International Corp.	4,200	101,494
	Takasago Thermal Engineering Co., Ltd.	1,900	28,635
	Takashima & Co., Ltd.	600	9,599
	Takashimaya Co., Ltd.	35,300	390,234
*	Take And Give Needs Co., Ltd.	3,100	23,399
	TAKEBISHI Corp.	2,200	29,860
	Takeei Corp.	7,000	79,475
	Takemoto Yohki Co., Ltd.	2,500	21,363
	Takeuchi Manufacturing Co., Ltd.	8,900	239,908
	Takihyo Co., Ltd.	1,600	27,294
	Takisawa Machine Tool Co., Ltd.	1,800	18,771
	Takuma Co., Ltd.	7,400	151,959
	Tama Home Co., Ltd.	4,700	108,911
	Tamron Co., Ltd.	4,300	93,244
	Tamura Corp.	18,000	83,291
	Tanabe Engineering Corp.	1,100	8,859
	Tanseisha Co., Ltd.	9,100	69,082
	Tatsuta Electric Wire and Cable Co., Ltd.	10,600	57,827
	Tayca Corp.	4,200	52,826
	Tazmo Co., Ltd.	1,400	23,455
	Tbk Co., Ltd.	6,200	23,384
	TBS Holdings, Inc.	6,600	128,864
	TDC Soft, Inc.	2,800	27,268
	TDK Corp.	18,600	2,522,400
	Tear Corp.	1,600	7,240
	TechMatrix Corp.	7,500	143,982
	TECHNO ASSOCIE Co., Ltd.	1,500	14,531
	Techno Horizon Co., Ltd.	4,200	46,346
	Techno Medica Co., Ltd.	900	13,387
	Techno Ryowa, Ltd.	1,600	13,068
	Techno Smart Corp.	2,600	30,114
	TechnoPro Holdings, Inc.	6,600	485,371
	Tecnos Japan, Inc.	1,700	10,209
	Teijin, Ltd.	61,700	1,015,859
	Teikoku Electric Manufacturing Co., Ltd.	1,500	18,208
	Teikoku Sen-I Co., Ltd.	2,300	43,147
	Teikoku Tsushin Kogyo Co., Ltd.	1,600	15,594
	Tekken Corp.	3,300	55,220
	Tenma Corp.	4,400	92,262
	Teraoka Seisakusho Co., Ltd.	2,100	7,759
	Terilogy Co., Ltd.	2,300	11,323
	Terumo Corp.	4,200	158,811
	T-Gaia Corp.	5,300	90,916
	THK Co., Ltd.	14,600	498,074

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tigers Polymer Corp.	3,500	$14,423
	TIS, Inc.	29,100	721,979
	TKC Corp.	4,800	150,897
	Toa Corp.	6,200	48,179
#	Toa Corp.	4,100	92,056
	TOA ROAD Corp.	1,500	61,489
	Toagosei Co., Ltd.	32,400	362,832
	Toba, Inc.	500	11,747
	Tobila Systems, Inc.	1,000	12,857
	Tobishima Corp.	5,970	59,772
	Tobu Railway Co., Ltd.	8,700	224,025
	TOC Co., Ltd.	12,700	82,543
	Tocalo Co., Ltd.	20,500	278,303
	Tochigi Bank, Ltd. (The)	29,200	46,513
	Toda Corp.	40,600	289,856
*	Toda Kogyo Corp.	800	15,021
	Toei Animation Co., Ltd.	2,700	307,210
	Toei Co., Ltd.	700	156,264
#	Toell Co., Ltd.	1,900	14,576
	Toenec Corp.	2,000	69,597
	Togami Electric Manufacturing Co., Ltd.	1,000	17,992
	Toho Bank, Ltd. (The)	57,400	111,893
	Toho Co., Ltd.	3,400	135,500
*	Toho Co., Ltd.	2,500	39,465
	Toho Gas Co., Ltd.	4,700	261,942
	Toho Holdings Co., Ltd.	13,300	225,013
	Toho Titanium Co., Ltd.	3,900	35,849
	Toho Zinc Co., Ltd.	3,500	72,893
	Tohoku Bank, Ltd. (The)	1,800	17,085
	Tohoku Steel Co., Ltd.	900	13,567
	Tohokushinsha Film Corp.	5,700	36,489
	Tokai Carbon Co., Ltd.	44,400	722,526
	Tokai Corp.	2,700	59,389
	TOKAI Holdings Corp.	28,600	234,016
	Tokai Lease Co., Ltd.	1,100	14,081
	Tokai Rika Co., Ltd.	15,300	247,686
	Tokai Tokyo Financial Holdings, Inc.	55,700	209,246
#	Token Corp.	1,910	170,578
	Tokio Marine Holdings, Inc.	20,200	968,729
	Tokushu Tokai Paper Co., Ltd.	2,300	92,715
*	Tokyo Base Co., Ltd.	1,800	11,291
	Tokyo Century Corp.	9,300	574,941
	Tokyo Electron Device, Ltd.	1,800	93,374
	Tokyo Electron, Ltd.	6,000	2,725,126
	Tokyo Energy & Systems, Inc.	7,100	60,916
	Tokyo Gas Co., Ltd.	20,600	418,054
	Tokyo Individualized Educational Institute, Inc.	6,700	35,137
	Tokyo Keiki, Inc.	2,000	19,091
	Tokyo Kiraboshi Financial Group, Inc.	7,022	76,389
	Tokyo Ohka Kogyo Co., Ltd.	5,200	344,600
	Tokyo Printing Ink Manufacturing Co., Ltd.	300	5,872
	Tokyo Rakutenchi Co., Ltd.	900	35,173
	Tokyo Sangyo Co., Ltd.	6,600	36,252
	Tokyo Seimitsu Co., Ltd.	8,200	387,603
	Tokyo Steel Manufacturing Co., Ltd.	28,400	275,760
	Tokyo Tatemono Co., Ltd.	41,200	609,978
*	Tokyo Theatres Co., Inc.	1,900	21,436
	Tokyu Construction Co., Ltd.	28,040	145,127
	Tokyu Corp.	15,500	199,342

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyu Fudosan Holdings Corp.	114,843	$639,208
	Tokyu Recreation Co., Ltd.	600	26,601
	Toli Corp.	10,700	24,268
	Tomato Bank, Ltd.	2,600	24,463
	Tomoe Corp.	5,400	18,229
	Tomoe Engineering Co., Ltd.	2,000	38,083
*	Tomoegawa Co., Ltd.	1,200	8,658
	Tomoku Co., Ltd.	3,500	56,990
	TOMONY Holdings, Inc.	38,500	103,694
	Tomy Co., Ltd.	26,400	226,691
	Tonami Holdings Co., Ltd.	1,300	63,190
	Topcon Corp.	24,400	332,900
	Toppan Forms Co., Ltd.	12,800	135,137
	Toppan Printing Co., Ltd.	20,200	344,968
	Topre Corp.	11,400	152,577
	Toray Industries, Inc.	312,100	1,940,704
	Torex Semiconductor, Ltd.	2,700	45,239
*	Toridoll Holdings Corp.	11,600	183,155
	Torigoe Co., Ltd. (The)	4,100	30,152
	Torii Pharmaceutical Co., Ltd.	3,700	87,278
	Torishima Pump Manufacturing Co., Ltd.	4,500	36,225
	Tosei Corp.	8,900	88,103
	Toshiba Corp.	9,500	392,647
	Toshiba TEC Corp.	8,800	351,639
	Tosho Co., Ltd.	3,200	52,491
	Tosoh Corp.	32,100	568,970
	Totech Corp.	2,100	56,273
	Totetsu Kogyo Co., Ltd.	8,100	187,735
	TOTO, Ltd.	5,799	301,491
	Totoku Electric Co., Ltd.	500	11,379
	Tottori Bank, Ltd. (The)	2,400	24,637
	Toukei Computer Co., Ltd.	700	27,795
#	Tow Co., Ltd.	10,200	29,562
	Towa Bank, Ltd. (The)	9,200	51,136
	Towa Corp.	5,200	102,482
	Towa Pharmaceutical Co., Ltd.	8,100	167,712
	Toyo Construction Co., Ltd.	24,800	132,985
	Toyo Corp.	5,600	54,121
	Toyo Denki Seizo K.K.	1,200	13,818
#*	Toyo Engineering Corp.	7,500	48,072
	Toyo Gosei Co., Ltd.	1,400	173,788
	Toyo Ink SC Holdings Co., Ltd.	10,400	192,000
	Toyo Kanetsu K.K.	2,200	50,416
	Toyo Logistics Co., Ltd.	6,300	18,153
	Toyo Machinery & Metal Co., Ltd.	4,900	23,513
	Toyo Securities Co., Ltd.	14,000	21,563
	Toyo Seikan Group Holdings, Ltd.	25,200	295,352
	Toyo Suisan Kaisha, Ltd.	11,100	452,602
	Toyo Tanso Co., Ltd.	3,500	68,668
	Toyo Tire Corp.	33,000	603,775
#	Toyo Wharf & Warehouse Co., Ltd.	1,500	20,696
	Toyobo Co., Ltd.	28,900	349,635
	Toyoda Gosei Co., Ltd.	10,700	262,260
	Toyota Boshoku Corp.	21,000	391,787
	Toyota Industries Corp.	4,800	385,387
	TPR Co., Ltd.	6,600	94,717
#	Traders Holdings Co., Ltd.	5,540	17,281
	Trancom Co., Ltd.	2,400	186,293
	Transaction Co., Ltd.	3,200	38,036

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Transcosmos, Inc.	6,900	$197,076
	Trend Micro, Inc.	11,100	528,347
	Tri Chemical Laboratories, Inc.	5,600	186,268
	Trinity Industrial Corp.	2,000	15,431
#	Trusco Nakayama Corp.	7,400	191,329
	TS Tech Co., Ltd.	22,000	306,739
*	TSI Holdings Co., Ltd.	13,100	38,897
	Tsubaki Nakashima Co., Ltd.	14,500	216,267
	Tsubakimoto Chain Co.	7,100	190,372
	Tsubakimoto Kogyo Co., Ltd.	1,200	37,699
*	Tsudakoma Corp.	1,200	9,925
	Tsugami Corp.	10,600	169,353
*	Tsukada Global Holdings, Inc.	5,000	15,552
	Tsukishima Kikai Co., Ltd.	6,600	73,102
	Tsukuba Bank, Ltd.	28,700	44,665
	Tsumura & Co.	4,900	163,188
	Tsuruha Holdings, Inc.	3,300	381,475
	Tsurumi Manufacturing Co., Ltd.	4,800	75,977
	Tsutsumi Jewelry Co., Ltd.	1,500	31,964
	Tsuzuki Denki Co., Ltd.	1,700	28,666
	TV Asahi Holdings Corp.	5,300	97,135
	Tv Tokyo Holdings Corp.	2,500	50,681
	TYK Corp.	5,500	15,758
*	UACJ Corp.	10,100	234,331
	Ubicom Holdings, Inc.	1,100	31,854
	Uchida Yoko Co., Ltd.	2,300	98,406
	Ueki Corp.	400	5,495
	ULS Group, Inc.	400	11,544
	Ulvac, Inc.	8,400	383,894
	Unicharm Corp.	10,700	415,912
	Uniden Holdings Corp.	1,300	30,331
	Union Tool Co.	1,200	37,991
	Unipres Corp.	11,700	112,308
*	United Arrows, Ltd.	5,400	94,921
	United Super Markets Holdings, Inc.	19,400	196,286
	UNITED, Inc.	2,400	28,464
*	Unitika, Ltd.	18,800	65,550
	UPR Corp.	400	10,445
#	Urbanet Corp. Co., Ltd.	3,300	9,358
	Usen-Next Holdings Co., Ltd.	2,700	50,267
	Ushio, Inc.	22,600	299,318
	USS Co., Ltd.	15,700	284,889
	UT Group Co., Ltd.	6,000	199,640
	Utoc Corp.	3,900	18,495
	V Technology Co., Ltd.	2,400	121,120
	Valor Holdings Co., Ltd.	12,400	264,898
	Valqua, Ltd.	4,800	91,129
#	Value HR Co., Ltd.	1,400	21,092
	ValueCommerce Co., Ltd.	3,400	109,028
	V-Cube, Inc.	4,000	104,404
	Vector, Inc.	4,800	41,243
	Vega Corp. Co., Ltd.	700	10,821
	Vertex Corp.	2,060	48,222
*	Village Vanguard Co., Ltd.	1,200	10,755
	VINX Corp.	1,100	10,288
*	Vision, Inc.	3,000	27,681
	Vital KSK Holdings, Inc.	11,600	74,561
	VT Holdings Co., Ltd.	25,500	98,340
	Wacoal Holdings Corp.	11,300	255,094

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wacom Co., Ltd.	35,000	$224,355
	Wakachiku Construction Co., Ltd.	3,700	43,103
*	Wakamoto Pharmaceutical Co., Ltd.	4,500	14,134
	Wakita & Co., Ltd.	11,200	107,797
	Warabeya Nichiyo Holdings Co., Ltd.	3,800	67,635
	Waseda Academy Co., Ltd.	2,000	16,236
	Watahan & Co., Ltd.	3,100	36,593
	Watts Co., Ltd.	1,800	14,672
	WDB Holdings Co., Ltd.	1,900	40,510
	Weathernews, Inc.	900	43,867
	Welbe, Inc.	800	10,632
	Welcia Holdings Co., Ltd.	8,060	251,447
	Wellnet Corp.	2,900	14,746
	West Holdings Corp.	8,957	291,619
	Will Group, Inc.	3,100	28,862
	WIN-Partners Co., Ltd.	1,900	17,081
	Wood One Co., Ltd.	1,900	25,236
#	Workman Co., Ltd.	800	52,145
	World Holdings Co., Ltd.	2,600	66,007
	Wowow, Inc.	1,700	41,425
	Xebio Holdings Co., Ltd.	6,300	49,928
	YAC Holdings Co., Ltd.	1,700	14,556
	Yagi & Co., Ltd.	800	10,574
	Yahagi Construction Co., Ltd.	6,700	48,241
	Yaizu Suisankagaku Industry Co., Ltd.	1,700	15,241
	Yakult Honsha Co., Ltd.	3,400	165,500
	YAKUODO Holdings Co., Ltd.	3,000	64,794
	YAMABIKO Corp.	11,400	123,058
	YAMADA Consulting Group Co., Ltd.	1,400	14,712
	Yamada Holdings Co., Ltd.	60,200	299,690
	Yamagata Bank, Ltd. (The)	7,399	68,040
	Yamaguchi Financial Group, Inc.	50,300	297,516
	Yamaha Corp.	1,200	65,491
	Yamaha Motor Co., Ltd.	28,200	704,594
	Yamaichi Electronics Co., Ltd.	5,300	78,588
#	YA-MAN, Ltd.	7,400	101,068
	Yamanashi Chuo Bank, Ltd. (The)	7,300	55,242
	Yamatane Corp.	2,600	34,401
	Yamato Corp.	4,700	28,425
	Yamato Holdings Co., Ltd.	46,100	1,300,196
	Yamato International, Inc.	3,200	9,581
	Yamato Kogyo Co., Ltd.	11,100	334,002
	Yamaura Corp.	2,200	17,955
	Yamazaki Baking Co., Ltd.	22,400	355,062
	Yamazawa Co., Ltd.	900	14,080
	Yamazen Corp.	15,300	136,745
	Yaoko Co., Ltd.	3,700	236,011
	Yashima Denki Co., Ltd.	4,900	42,593
	Yaskawa Electric Corp.	4,900	225,865
	Yasuda Logistics Corp.	3,400	29,054
	Yasunaga Corp.	2,300	24,421
	YE DIGITAL Corp.	2,200	12,705
	Yellow Hat, Ltd.	8,100	136,207
	Yodogawa Steel Works, Ltd.	5,700	125,781
	Yokogawa Bridge Holdings Corp.	11,400	214,881
	Yokogawa Electric Corp.	24,200	439,305
	Yokohama Reito Co., Ltd.	12,100	97,000
	Yokohama Rubber Co., Ltd. (The)	36,400	676,905
	Yokowo Co., Ltd.	3,400	82,953

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yondenko Corp.	1,100	$32,520
	Yondoshi Holdings, Inc.	3,700	62,811
	Yorozu Corp.	5,900	63,933
	Yotai Refractories Co., Ltd.	4,900	47,119
	Yuasa Trading Co., Ltd.	4,400	119,705
	Yuken Kogyo Co., Ltd.	700	10,438
	Yurtec Corp.	10,600	75,654
	Yushin Precision Equipment Co., Ltd.	4,600	37,185
	Yushiro Chemical Industry Co., Ltd.	2,000	20,191
	Yutaka Giken Co., Ltd.	200	3,378
	Z Holdings Corp.	123,900	571,460
	Zaoh Co., Ltd.	800	10,205
	Zenitaka Corp. (The)	600	24,757
	Zenkoku Hosho Co., Ltd.	11,400	511,674
	Zenrin Co., Ltd.	5,700	60,138
	Zensho Holdings Co., Ltd.	11,500	288,423
	Zeon Corp.	32,100	511,827
	ZOZO, Inc.	13,700	460,786
	Zuiko Corp.	2,800	27,373

TOTAL JAPAN			343,270,170

NETHERLANDS — (3.7%)
	Aalberts NV	27,666	1,494,680
#*	ABN AMRO Bank NV	66,700	861,239
*	Accell Group NV	5,059	260,931
*	Adyen NV	389	957,365
#	Aegon NV	220,453	1,021,651
	Aegon NV	78,736	361,398
#	Akzo Nobel NV	16,598	1,992,931
	AMG Advanced Metallurgical Group NV	6,267	240,049
	Amsterdam Commodities NV	4,113	102,096
	APERAM SA	13,547	701,158
*	Arcadis NV	20,168	848,313
	ASM International NV	9,555	2,898,767
	ASML Holding NV ACI02GTQ9	1,474	956,835
	ASML Holding NV N07059210	15,691	10,169,266
	ASR Nederland NV	39,201	1,712,120
*	Basic-Fit NV	10,616	477,889
	BE Semiconductor Industries NV	28,622	2,311,663
*	Beter Bed Holding NV	3,857	25,113
*	Boskalis Westminster	19,683	628,227
*	Brunel International NV	1,267	16,932
	Coca-Cola European Partners P.L.C.	22,244	1,256,737
	Corbion NV	14,458	846,689
#	Flow Traders	13,664	564,190
#	ForFarmers NV	11,164	74,348
*	Fugro NV	22,130	230,375
*	GrandVision NV	15,221	492,345
	Heijmans NV	6,603	105,547
*	Hunter Douglas NV	1,198	97,932
	IMCD NV	7,459	1,083,414
	ING Groep NV	149,618	1,911,367
*	Intertrust NV	22,243	411,835
	Kendrion NV	4,270	119,465
	Koninklijke Ahold Delhaize NV	201,682	5,427,640
*	Koninklijke BAM Groep NV	84,466	233,902
	Koninklijke DSM NV	11,923	2,137,793
	Koninklijke KPN NV	958,486	3,306,405
*	Koninklijke Philips NV	16,602	938,729

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke Philips NV	15,814	$895,729
	Koninklijke Vopak NV	14,905	682,473
	Nedap N.V.	1,644	109,769
	NN Group NV	23,523	1,173,291
	Ordina NV	25,878	107,794
	PostNL NV	88,546	462,514
	Prosus N.V.	11,122	1,207,088
	Randstad NV	27,858	2,010,014
*	Signify NV	45,953	2,609,628
*	Sligro Food Group NV	7,241	229,600
	TKH Group NV	11,860	565,610
*	TomTom NV	17,116	150,237
*	Van Lanschot Kempen NV	3,800	111,225
	Wolters Kluwer NV	24,419	2,208,723

TOTAL NETHERLANDS			59,801,031

NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd. (The)	56,401	308,355
*	Air New Zealand, Ltd.	201,351	250,178
	Arvida Group, Ltd.	119,792	153,897
*	Auckland International Airport, Ltd.	46,633	252,193
#	Briscoe Group, Ltd.	2,644	10,644
	Chorus, Ltd.	131,800	639,346
#*	Comvita, Ltd.	3,438	8,567
	Contact Energy, Ltd.	71,664	386,800
	EBOS Group, Ltd.	20,822	443,403
#*	Eroad, Ltd.	3,923	15,888
	Fisher & Paykel Healthcare Corp., Ltd.	30,399	783,470
	Fletcher Building, Ltd.	143,559	746,352
#	Fonterra Co-operative Group, Ltd.	11,157	36,473
	Freightways, Ltd.	28,554	227,365
	Genesis Energy, Ltd.	25,273	62,137
*	Gentrack Group, Ltd.	5,468	6,126
	Hallenstein Glasson Holdings, Ltd.	9,781	51,458
	Heartland Group Holdings, Ltd.	106,452	137,560
	Infratil, Ltd.	92,363	470,144
	Investore Property, Ltd.	32,045	48,036
*	Kathmandu Holdings, Ltd.	112,029	116,051
	Mainfreight, Ltd.	11,634	602,888
	Mercury NZ, Ltd.	24,238	120,066
	Meridian Energy, Ltd.	28,632	109,147
	Napier Port Holdings, Ltd.	4,381	11,151
#*	NEW Zealand King Salmon Investments, Ltd.	12,378	14,721
#*	New Zealand Refining Co., Ltd. (The)	33,462	12,408
*	NZME, Ltd.	18,597	10,450
	NZX, Ltd.	73,346	108,523
	Oceania Healthcare, Ltd.	93,803	90,341
	PGG Wrightson, Ltd.	9,143	21,910
	Port of Tauranga, Ltd.	37,492	198,404
*	Rakon, Ltd.	16,169	10,415
*	Restaurant Brands New Zealand, Ltd.	7,836	73,360
	Ryman Healthcare, Ltd.	20,412	206,366
#	Sanford, Ltd.	19,210	63,605
	Scales Corp., Ltd.	27,860	90,863
*	Serko, Ltd.	2,853	13,843
	Skellerup Holdings, Ltd.	28,994	96,299
*	SKY Network Television, Ltd.	330,175	40,129
	Spark New Zealand, Ltd.	184,670	581,307
	Summerset Group Holdings, Ltd.	59,809	520,077

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Synlait Milk, Ltd.	11,444	$26,813
*	Tourism Holdings, Ltd.	28,830	53,102
*	TOWER, Ltd.	132,447	82,382
#	Trustpower, Ltd.	7,314	46,170
	Vector, Ltd.	17,959	53,503
*	Vista Group International, Ltd.	21,027	36,704
	Warehouse Group, Ltd. (The)	25,303	61,793
*	Z Energy, Ltd.	111,113	212,592

TOTAL NEW ZEALAND			8,723,775

NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	85,449	87,116
*	Adevinta ASA	3,392	62,076
	AF Gruppen ASA	6,191	150,410
*	Akastor ASA	34,023	23,208
#	Aker ASA, Class A	1,789	133,121
#*	Aker Solutions ASA	58,187	101,260
	AKVA GROUP ASA	1,011	10,871
*	ArcticZymes Technologies ASA	1,739	20,685
	Atea ASA	17,327	331,901
#*	Atlantic Sapphire ASA	2,420	25,249
	Austevoll Seafood ASA	22,138	282,578
	Avance Gas Holding, Ltd.	15,560	81,694
*	Axactor SE	31,466	36,182
*	B2Holding ASA	87,665	93,541
	Bakkafrost P/F	2,386	189,033
	Bonheur ASA	6,002	161,225
	Borregaard ASA	29,576	650,842
	Bouvet ASA	962	79,722
*	Crayon Group Holding ASA	5,490	88,735
	DNB ASA	46,044	987,470
	Entra ASA	13,602	307,186
	Europris ASA	35,896	244,333
#	Fjordkraft Holding ASA	1,122	8,394
	FLEX LNG, Ltd.	9,540	112,385
	Gjensidige Forsikring ASA	5,537	125,740
	Golden Ocean Group, Ltd.	16,506	142,176
#*	Grieg Seafood ASA	5,914	58,770
	Kid ASA	4,698	65,383
	Kitron ASA	19,145	46,065
	Komplett Bank ASA	6,202	7,772
*	Kongsberg Automotive ASA	55,870	18,460
	Leroy Seafood Group ASA	22,260	204,068
	Medistim ASA	1,055	34,430
	Mowi ASA	19,338	477,073
*	NEL ASA	38,804	112,353
*	Nordic Semiconductor ASA	7,727	190,465
	Norsk Hydro ASA	109,333	696,209
	Norway Royal Salmon ASA	1,206	28,666
*	Norwegian Energy Co. ASA	2,772	48,141
#	Norwegian Finans Holding ASA	33,922	374,193
	Norwegian Property ASA	1,195	2,094
#	Ocean Yield ASA	21,615	77,463
*	Odfjell Drilling, Ltd.	26,164	62,731
*	Olav Thon Eiendomsselskap ASA	3,755	72,256
	Orkla ASA	17,331	176,657
#*	Otello Corp. ASA	37,717	149,272
	Pareto Bank ASA	1,987	11,913
*	PGS ASA	113,148	77,968

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	15,499	$176,248
	Salmar ASA	4,507	311,899
	Sbanken ASA	22,150	275,228
#	Scatec ASA	11,874	319,453
*	Schibsted ASA, Class A	2,182	109,654
*	Schibsted ASA, Class B	2,783	121,552
	Selvaag Bolig ASA	9,716	71,305
*	Solon Eiendom ASA	3,786	16,204
	SpareBank 1 SR-Bank ASA	43,788	565,628
	Stolt-Nielsen, Ltd.	7,288	109,283
#	Storebrand ASA	83,073	792,942
	Subsea 7 SA	47,748	482,780
	Telenor ASA	23,788	423,783
	TGS NOPEC Geophysical Co., ASA	28,530	431,027
	Tomra Systems ASA	9,964	497,776
	Treasure ASA	11,954	24,570
	Veidekke ASA	20,274	311,342
*	Wallenius Wilhelmsen ASA	16,976	56,745
	Wilh Wilhelmsen Holding ASA, Class A	2,180	45,564
*	XXL ASA	10,335	26,752

TOTAL NORWAY			12,699,270

PORTUGAL — (0.2%)
	Altri SGPS SA	17,850	139,365
#*	Banco Comercial Portugues SA, Class R	1,456,963	217,861
*	Banco Espirito Santo SA	114,362	0
	Corticeira Amorim SGPS SA	4,366	53,259
*	CTT-Correios de Portugal SA	26,952	122,835
	EDP - Energias de Portugal SA	129,363	719,071
	EDP Renovaveis SA	11,805	281,274
	Galp Energia SGPS SA	4,731	54,476
*	Ibersol SGPS SA	1,519	11,699
	Jeronimo Martins SGPS SA	27,162	495,964
#*	Mota-Engil SGPS SA	24,656	41,363
#	Navigator Co. SA (The)	58,061	195,649
	NOS SGPS SA	86,892	329,415
	REN - Redes Energeticas Nacionais SGPS SA	39,956	117,011
	Sonae SGPS SA	248,597	232,733

TOTAL PORTUGAL			3,011,975

SINGAPORE — (0.9%)
	Accordia Golf Trust	210,700	3,372
	AEM Holdings, Ltd.	25,700	78,942
	Amara Holdings, Ltd.	40,200	11,676
	Ascendas India Trust	141,900	151,189
*	Banyan Tree Holdings, Ltd.	72,700	18,300
#	Best World International, Ltd.	53,300	10,125
	Boustead Projects, Ltd.	2,700	2,148
	Boustead Singapore, Ltd.	79,500	60,226
	Bukit Sembawang Estates, Ltd.	40,700	143,929
	CapitaLand, Ltd.	85,600	238,624
	Centurion Corp., Ltd.	37,000	9,593
	China Aviation Oil Singapore Corp., Ltd.	71,400	60,488
	China Sunsine Chemical Holdings, Ltd.	135,500	57,361
	Chip Eng Seng Corp., Ltd.	104,700	38,477
	Chuan Hup Holdings, Ltd.	81,300	13,729
#	City Developments, Ltd.	66,800	395,153
	ComfortDelGro Corp., Ltd.	304,700	393,149

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	COSCO Shipping International Singapore Co., Ltd.	312,900	$77,449
	CSE Global, Ltd.	79,800	34,113
	Dairy Farm International Holdings, Ltd.	25,100	109,362
	DBS Group Holdings, Ltd.	101,938	2,284,537
	Del Monte Pacific, Ltd.	107,848	27,491
	Delfi, Ltd.	70,200	46,139
*	Ezion Holdings, Ltd.	982,352	5,979
#*	Ezra Holdings, Ltd.	190,010	294
	Far East Orchard, Ltd.	39,600	33,905
	First Resources, Ltd.	102,800	118,143
	Food Empire Holdings, Ltd.	42,400	30,190
*	Fragrance Group, Ltd.	64,000	5,628
	Fraser and Neave, Ltd.	43,400	47,974
	Frasers Property, Ltd.	85,400	79,434
	Frencken Group, Ltd.	61,500	71,937
	Fu Yu Corp., Ltd.	102,100	24,124
*	Gallant Venture, Ltd.	52,000	5,086
	Golden Agri-Resources, Ltd.	1,521,100	285,306
	Great Eastern Holdings, Ltd.	4,900	84,484
	GuocoLand, Ltd.	70,700	88,132
*	Halcyon Agri Corp., Ltd.	43,213	8,882
	Hanwell Holdings, Ltd.	88,400	32,891
	Haw Par Corp., Ltd.	29,200	289,411
	Ho Bee Land, Ltd.	39,400	80,813
	Hong Fok Corp., Ltd.	66,700	44,711
	Hong Leong Asia, Ltd.	59,600	46,443
	Hong Leong Finance, Ltd.	79,500	150,405
	Hongkong Land Holdings, Ltd.	92,300	456,443
	Hotel Grand Central, Ltd.	28,891	23,653
	Hour Glass, Ltd. (The)	49,200	34,926
	HRnetgroup, Ltd.	22,900	11,180
	Hutchison Port Holdings Trust	1,405,000	350,524
*	Hyflux, Ltd.	78,700	9,829
	iFAST Corp., Ltd.	26,600	133,807
*	Indofood Agri Resources, Ltd.	119,900	29,274
	InnoTek, Ltd.	19,500	14,118
	Japfa, Ltd.	182,930	125,624
*	k1 Ventures, Ltd.	16,400	0
	Keppel Corp., Ltd.	107,600	437,148
	KSH Holdings, Ltd.	38,300	10,631
*	Lian Beng Group, Ltd.	68,800	26,106
*	Mandarin Oriental International, Ltd.	19,200	37,367
	Metro Holdings, Ltd.	98,700	55,910
	Micro-Mechanics Holdings, Ltd.	4,800	12,000
#*	Midas Holdings, Ltd.	218,800	5,919
*	mm2 Asia, Ltd.	203,400	10,176
	NetLink NBN Trust	386,800	281,816
#*	Oceanus Group, Ltd.	2,736,300	80,087
	Olam International, Ltd.	109,900	143,597
	Oversea-Chinese Banking Corp., Ltd.	109,095	997,295
	Oxley Holdings, Ltd.	201,249	38,458
	Pan-United Corp., Ltd.	47,875	11,873
	Q&M Dental Group Singapore, Ltd.	44,700	20,995
	QAF, Ltd.	44,382	33,985
*	Raffles Education Corp., Ltd.	133,900	20,111
	Riverstone Holdings, Ltd.	83,200	90,578
	Roxy-Pacific Holdings, Ltd.	25,150	6,707
*	SATS, Ltd.	65,800	200,186
	SBS Transit, Ltd.	6,200	14,706

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*	Sembcorp Marine, Ltd.	1,394,232	$219,360
	Sheng Siong Group, Ltd.	118,500	137,829
	SIA Engineering Co., Ltd.	20,500	35,053
	SIIC Environment Holdings, Ltd.	305,800	54,041
	Sinarmas Land, Ltd.	175,900	39,671
	Sing Holdings, Ltd.	67,700	19,336
	Singapore Exchange, Ltd.	55,400	433,987
	Singapore Post, Ltd.	342,600	198,062
	Singapore Press Holdings, Ltd.	272,600	376,384
	Singapore Reinsurance Corp., Ltd.	60,800	16,101
	Singapore Telecommunications, Ltd.	241,600	453,277
	Singapore Telecommunications, Ltd.	32,500	61,177
	Stamford Land Corp., Ltd.	122,800	38,234
	StarHub, Ltd.	98,600	99,910
	Straits Trading Co., Ltd.	19,800	41,026
*	Swiber Holdings, Ltd.	23,999	368
	Tuan Sing Holdings, Ltd.	108,685	30,565
	UMS Holdings, Ltd.	71,875	77,535
	United Industrial Corp., Ltd.	18,100	38,183
	United Overseas Bank, Ltd.	50,570	1,008,000
	UOB-Kay Hian Holdings, Ltd.	66,943	88,501
	UOL Group, Ltd.	67,551	389,781
	Valuetronics Holdings, Ltd.	117,650	55,990
	Venture Corp., Ltd.	46,200	697,093
	Vicom, Ltd.	10,800	17,679
	Wee Hur Holdings, Ltd.	81,000	12,775
#	Wing Tai Holdings, Ltd.	114,900	165,556
	Yangzijiang Shipbuilding Holdings, Ltd.	675,500	724,922

TOTAL SINGAPORE			15,055,169

SPAIN — (2.3%)
	Acciona SA	6,672	1,159,874
	Acerinox SA	41,065	569,424
	ACS Actividades de Construccion y Servicios SA	44,154	1,438,569
*	Aedas Homes SA	411	10,610
*	Aena SME SA	4,982	865,849
	Alantra Partners SA	3,441	65,314
	Almirall SA	13,696	214,998
*	Amadeus IT Group SA	11,962	814,589
*	Amper SA	166,633	38,492
*	Applus Services SA	41,191	435,802
*	Atresmedia Corp. de Medios de Comunicacion SA	26,412	127,113
*	Azkoyen SA	1,900	13,531
	Banco Bilbao Vizcaya Argentaria SA	451,470	2,528,043
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2,264	12,678
*	Banco de Sabadell SA	1,288,208	815,594
	Banco Santander SA	941,487	3,631,835
	Bankinter SA	150,679	823,995
	CaixaBank SA	527,437	1,687,252
	Cellnex Telecom SA	10,203	577,123
	CIE Automotive SA	8,712	242,334
	Construcciones y Auxiliar de Ferrocarriles SA	5,408	260,373
	Ebro Foods SA	10,278	210,174
*	eDreams ODIGEO SA	7,637	44,486
	Elecnor SA	9,837	122,963
#	Enagas SA	49,350	1,074,373
*	Ence Energia y Celulosa SA	24,877	109,196
	Endesa SA	25,811	678,873
	Ercros SA	32,968	105,357

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Euskaltel SA	29,850	$397,105
	Faes Farma SA	96,995	404,139
	Ferrovial SA	4,647	131,932
	Fluidra SA	5,799	201,376
	Fomento de Construcciones y Contratas SA	12,064	158,080
*	Gestamp Automocion SA	49,617	256,205
	Global Dominion Access SA	32,538	160,380
	Grifols SA	14,854	402,337
	Grupo Catalana Occidente SA	8,381	350,881
	Grupo Empresarial San Jose SA	5,655	40,232
*	Grupo Ezentis SA	9,294	4,421
	Iberdrola SA	446,623	6,035,640
	Iberpapel Gestion SA	773	17,414
*	Indra Sistemas SA	41,709	433,975
#	Industria de Diseno Textil SA	42,683	1,518,690
	Liberbank SA	583,259	206,211
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	295,281
	Mapfre SA	244,660	525,631
*	Mediaset Espana Comunicacion SA	58,553	372,702
*	Melia Hotels International SA	28,859	235,727
*	Metrovacesa S.A.	5,040	46,140
	Naturgy Energy Group SA	36,458	936,591
	Neinor Homes SA	1,088	14,362
#*	Obrascon Huarte Lain SA	27,745	21,818
	Pharma Mar SA	1,866	213,210
*	Promotora de Informaciones SA, Class A	63,603	70,373
	Prosegur Cia de Seguridad SA	67,550	210,101
*	Realia Business SA	45,114	37,032
	Red Electrica Corp. SA	35,355	649,049
	Sacyr SA	111,746	309,567
*	Solaria Energia y Medio Ambiente SA	7,125	146,067
*	Talgo SA	3,146	16,100
*	Tecnicas Reunidas SA	2,606	38,857
	Telefonica SA, Sponsored ADR	2,378	11,153
	Telefonica SA	420,261	1,947,624
	Unicaja Banco SA	226,737	223,452
	Vidrala SA	5,368	604,182
	Viscofan SA	5,628	384,613
*	Vocento SA	7,738	9,931
	Zardoya Otis SA	25,889	163,983

TOTAL SPAIN			36,881,378

SWEDEN — (4.0%)
	AAK AB	15,812	362,108
	AcadeMedia AB	26,351	272,751
	Adapteo Oyj	9,188	115,675
	AddLife AB, Class B	18,767	519,690
*	AddNode Group AB	5,324	181,574
	AddTech AB, Class B	39,452	687,775
*	AF Poyry AB	17,093	559,296
#	Alfa Laval AB	37,429	1,264,076
	Alimak Group AB	8,324	143,493
*	Ambea AB	16,818	157,656
*	Annehem Fastigheter AB, Class B	11,599	40,590
*	AQ Group AB	439	18,610
*	Arise AB	2,979	18,485
	Arjo AB, Class B	44,131	435,136
	Assa Abloy AB, Class B	33,269	948,485
#	Atlas Copco AB, Class A	28,314	1,716,962

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB, Class B	16,150	$838,006
	Atrium Ljungberg AB, Class B	5,609	117,487
*	Attendo AB	23,033	134,191
	Avanza Bank Holding AB	21,325	765,466
#	Axfood AB	9,517	238,160
	Beijer Alma AB	8,702	195,322
*	Beijer Electronics Group AB	6,458	39,032
	Beijer Ref AB	26,757	414,937
	Bergman & Beving AB	6,396	97,415
	Besqab AB	1,035	19,852
*	BHG Group AB	9,693	186,235
#	Bilia AB, Class A	33,505	584,036
	BillerudKorsnas AB	43,723	892,946
	BioGaia AB, Class B	3,627	173,111
	Biotage AB	9,092	196,188
#	Boliden AB	30,705	1,194,348
	Bonava AB, Class B	21,002	248,821
*	Boozt AB	7,069	164,336
*	Boule Diagnostics AB	1,384	10,514
	Bravida Holding AB	34,487	511,689
	Bufab AB	8,811	232,667
	Bulten AB	2,966	38,121
	Bure Equity AB	16,466	751,509
*	Byggmax Group AB	23,143	202,010
#	Castellum AB	8,453	205,848
*	Catella AB	14,868	59,403
	Catena AB	3,861	186,622
*	Catena Media P.L.C.	8,312	51,950
*	Cavotec SA	8,277	25,484
*	CDON AB	223	13,726
	Cellavision AB	281	11,916
*	Clas Ohlson AB, Class B	8,494	90,659
	Cloetta AB, Class B	60,701	190,009
*	Collector AB	2,194	8,106
	Concentric AB	9,782	219,840
	Coor Service Management Holding AB	6,955	58,913
	Dios Fastigheter AB	16,550	157,528
	Dometic Group AB	52,765	830,372
*	Doro AB	5,800	40,991
*	Duni AB	9,006	127,697
#	Dustin Group AB	12,279	153,237
	Eastnine AB	4,136	62,436
	Elanders AB, Class B	1,369	28,156
	Electrolux AB	39,577	1,110,011
*	Electrolux Professional AB, Class B	54,071	342,531
	Elekta AB, Class B	28,835	385,605
#*	Eltel AB	14,557	44,744
*	Enea AB	3,517	99,405
	Epiroc AB, Class A	20,192	436,904
	Epiroc AB, Class B	11,238	220,034
	Essity AB, Class A	1,061	35,138
#	Essity AB, Class B	33,701	1,099,933
	Fabege AB	18,006	268,455
	Fagerhult AB	13,677	93,912
*	Fastighets AB Balder, Class B	5,906	340,291
#	FastPartner AB, Class A	5,997	65,700
	Fenix Outdoor International AG	573	84,804
	Ferronordic AB	444	10,819
#	G5 Entertainment AB	987	71,509

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	GARO AB	189	$14,888
	Getinge AB, Class B	20,588	696,307
	GHP Specialty Care AB	3,597	12,547
*	Granges AB	34,122	457,347
*	H & M Hennes & Mauritz AB, Class B	46,099	1,134,375
*	Haldex AB	9,561	64,481
	Hexagon AB, Class B	3,509	335,176
*	Hexatronic Group AB	5,363	96,739
	Hexpol AB	50,608	620,474
	HMS Networks AB	752	32,524
#*	Hoist Finance AB	27,505	112,981
	Holmen AB, Class B	10,168	479,747
	Hufvudstaden AB, Class A	8,902	141,895
*	Humana AB	8,389	75,982
	Husqvarna AB, Class A	6,161	86,577
	Husqvarna AB, Class B	47,490	661,324
	ICA Gruppen AB	9,354	431,154
	Indutrade AB	31,734	828,754
	Instalco AB	7,006	296,874
#*	International Petroleum Corp.	14,208	49,935
#	Intrum AB	14,527	499,601
	INVISIO AB	1,461	32,756
*	Inwido AB	16,779	293,551
*	ITAB Shop Concept AB, Class B	2,085	4,587
	JM AB	16,712	619,110
	Klovern AB, Class B	115,462	223,483
*	KNOW IT AB	5,488	202,545
#	Kungsleden AB	18,098	210,419
	Lagercrantz Group AB, Class B	45,873	472,969
	Lifco AB, Class B	5,335	571,339
	Lindab International AB	19,129	389,329
	Loomis AB	27,388	896,887
*	Medcap AB	456	13,011
	Medicover AB, Class B	1,321	37,807
*	Mekonomen AB	10,277	176,402
#*	Millicom International Cellular SA	28,287	1,117,866
	MIPS AB	5,709	461,815
*	Modern Times Group MTG AB, Class B	19,257	293,781
*	Momentum Group AB, Class B	4,954	115,388
*	Munters Group AB	4,117	40,293
	Mycronic AB	16,497	487,068
	NCC AB, Class B	13,371	252,118
*	Nederman Holding AB	3,321	64,158
*	Nelly Group AB	3,377	15,257
*	Net Insight AB, Class B	19,401	5,604
*	New Wave Group AB, Class B	14,821	159,107
	Nibe Industrier AB, Class B	4,470	163,249
	Nobia AB	31,165	270,881
*	Nobina AB	39,899	352,679
*	Nordic Entertainment Group AB, Class B	18,711	867,956
	Nordic Waterproofing Holding AB	7,292	155,648
	NP3 Fastigheter AB	6,024	110,609
	Nyfosa AB	31,889	383,628
	OEM International AB, Class B	2,287	109,146
*	Pandox AB	19,745	344,755
*	Peab AB, Class B	57,999	836,669
	Platzer Fastigheter Holding AB, Class B	8,730	114,140
	Pricer AB, Class B	31,342	126,433
	Proact IT Group AB	3,942	124,393

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Qliro AB	3,377	$19,049
	Ratos AB, Class B	62,494	367,775
*	RaySearch Laboratories AB	3,756	36,901
	Resurs Holding AB	24,351	125,861
*	Rottneros AB	22,228	25,815
	Sagax AB, Class B	10,830	286,021
#	Samhallsbyggnadsbolaget i Norden AB	127,297	484,193
#	Sandvik AB	22,609	559,108
*	SAS AB	588,210	135,956
*	Scandi Standard AB	16,388	128,297
#*	Scandic Hotels Group AB	23,840	107,486
	Sectra AB, Class B	4,860	346,777
#	Securitas AB, Class B	70,028	1,192,046
*	Semcon AB	4,640	63,556
*	Sinch AB	458	71,524
	Skandinaviska Enskilda Banken AB, Class A	70,104	898,253
	Skandinaviska Enskilda Banken AB, Class C	1,001	12,766
#	Skanska AB, Class B	79,122	2,142,871
	SKF AB, Class A	1,710	44,794
	SKF AB, Class B	44,677	1,154,264
*	SkiStar AB	10,368	156,933
*	SSAB AB, Class A	2,180	11,907
*	SSAB AB, Class A	54,296	293,896
*	SSAB AB, Class B	12,326	61,933
*	SSAB AB, Class B	140,359	700,139
	Svenska Cellulosa AB SCA, Class A	2,239	40,413
#	Svenska Cellulosa AB SCA, Class B	54,248	949,957
	Svenska Handelsbanken AB, Class A	60,068	695,603
#	Svenska Handelsbanken AB, Class B	1,480	18,079
	Sweco AB, Class B	39,246	697,833
	Swedbank AB, Class A	32,068	562,958
*	Swedish Orphan Biovitrum AB	24,528	416,410
*	Systemair AB	4,558	137,126
	Tele2 AB, Class B	54,195	700,003
	Telefonaktiebolaget LM Ericsson, Class A	4,014	54,918
	Telefonaktiebolaget LM Ericsson, Class B	165,090	2,267,367
	Telia Co. AB	160,451	664,882
	Tethys Oil AB	2,414	17,474
	Thule Group AB	13,432	609,245
	Trelleborg AB, Class B	35,649	927,438
	Troax Group AB	5,952	216,008
	VBG Group AB, Class B	2,264	47,517
	Vitec Software Group AB, Class B	581	27,426
	Volvo AB, Class A	26,300	661,788
	Volvo AB, Class B	164,207	4,010,028
#	Wallenstam AB, Class B	11,503	177,774
#	Wihlborgs Fastigheter AB	21,978	449,276

TOTAL SWEDEN			64,945,611

SWITZERLAND — (4.9%)
	ABB, Ltd.	60,836	1,976,084
	Adecco Group AG	29,679	2,011,629
*	Alcon, Inc.	43,790	3,303,080
	Allreal Holding AG	4,218	853,741
	ALSO Holding AG	1,645	497,515
*	APG SGA SA	313	74,945
#	Arbonia AG	12,911	223,547
*	Aryzta AG	246,504	277,868
*	Ascom Holding AG	5,979	93,690

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Autoneum Holding AG	854	$165,054
	Baloise Holding AG	10,937	1,849,376
	Banque Cantonale de Geneve	500	88,151
	Banque Cantonale Vaudoise	5,550	565,803
	Belimo Holding AG	1,180	470,910
	Bell Food Group AG	632	197,584
	Bellevue Group AG	2,601	110,280
	Berner Kantonalbank AG	1,225	286,477
	BKW AG	2,693	301,598
*	Bobst Group SA	2,128	141,491
	Bossard Holding AG, Class A	2,664	640,499
	Bucher Industries AG	1,940	1,018,145
	Burckhardt Compression Holding AG	444	159,444
	Burkhalter Holding AG	843	67,030
	Bystronic AG	328	400,908
	Calida Holding AG	1,402	54,993
*	Carlo Gavazzi Holding AG	117	28,017
	Cembra Money Bank AG	7,525	818,249
#	Cicor Technologies, Ltd.	650	36,134
	Cie Financiere Richemont SA	18,359	1,884,125
	Cie Financiere Tradition SA	555	71,406
#	Clariant AG	54,449	1,140,509
	Coltene Holding AG	1,138	161,067
	Comet Holding AG	286	73,334
	Credit Suisse Group AG	71,491	749,224
#	Credit Suisse Group AG, Sponsored ADR	87,715	927,148
	Daetwyler Holding AG	859	278,767
	DKSH Holding AG	9,959	801,443
	dormakaba Holding AG	602	395,594
*	Dottikon Es Holding AG	480	94,129
	EFG International AG	26,058	227,738
	Emmi AG	566	587,815
	EMS-Chemie Holding AG	558	521,011
	Energiedienst Holding AG	346	13,262
#*	Evolva Holding SA	22,215	4,636
*	Feintool International Holding AG	721	51,408
*	Flughafen Zurich AG	4,935	887,711
	Forbo Holding AG	269	515,199
#*	GAM Holding AG	40,315	104,464
	Geberit AG	2,995	1,970,734
	Georg Fischer AG	1,075	1,507,337
	Givaudan SA	375	1,571,315
	Gurit Holding AG	111	288,554
	Helvetia Holding AG	9,409	1,131,195
	Hiag Immobilien Holding AG	963	111,765
#*	HOCHDORF Holding AG	269	17,964
	Huber & Suhner AG	4,158	333,703
	Hypothekarbank Lenzburg AG	7	32,950
*	Implenia AG	3,739	108,982
*	Ina Invest Holding AG	748	15,536
	Inficon Holding AG	344	367,999
	Interroll Holding AG	152	519,505
	Intershop Holding AG	192	128,460
	Investis Holding SA	821	87,027
	Julius Baer Group, Ltd.	46,245	2,910,541
*	Jungfraubahn Holding AG	867	130,843
	Kardex Holding AG	3,223	665,320
*	Komax Holding AG	807	193,621
#	Kudelski SA	5,386	24,967

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Kuehne + Nagel International AG	4,369	$1,306,308
	Landis+Gyr Group AG	3,195	221,474
*	Lastminute.com NV	1,394	58,732
	LEM Holding SA	86	161,052
	Liechtensteinische Landesbank AG	3,082	182,380
	Logitech International SA	3,921	436,424
#	Logitech International SA	9,300	1,031,184
	Luzerner Kantonalbank AG	841	397,146
*	Meier Tobler Group AG	1,442	25,355
	Metall Zug AG	47	101,881
*	Mikron Holding AG	1,918	13,442
	Mobilezone Holding AG	7,762	97,140
	Mobimo Holding AG	1,782	566,268
	OC Oerlikon Corp. AG	54,611	638,670
#	Orell Fuessli AG	12	1,465
	Orior AG	1,160	106,244
	Partners Group Holding AG	1,559	2,220,744
*	Peach Property Group AG	388	21,914
	Phoenix Mecano AG	139	70,931
	Plazza AG, Class A	201	70,670
	PSP Swiss Property AG	7,189	887,096
*	Rieter Holding AG	523	80,524
	Romande Energie Holding SA	26	36,736
#	Schaffner Holding AG	178	50,074
	Schindler Holding AG	1,219	339,183
	Schweiter Technologies AG	283	459,252
	SFS Group AG	4,476	576,955
	SGS SA	486	1,438,026
	SIG Combibloc Group AG	44,592	1,092,998
	Sika AG	10,331	3,085,483
	Softwareone Holding AG	1,437	37,241
*	Sonova Holding AG	5,226	1,547,418
	St Galler Kantonalbank AG	769	360,052
	Straumann Holding AG	321	458,764
	Sulzer AG	4,636	528,159
	Swatch Group AG (The)	5,054	1,549,084
	Swatch Group AG (The)	9,270	556,067
	Swiss Life Holding AG	3,105	1,512,853
	Swiss Prime Site AG	17,468	1,699,973
	Swiss Re AG	24,930	2,314,529
#*	Swiss Steel Holding AG	45,807	15,772
	Swisscom AG	5,200	2,823,333
	Swissquote Group Holding SA	2,546	382,306
#	Temenos AG	8,199	1,205,416
	Thurgauer Kantonalbank	103	11,962
*	TX Group AG	707	54,414
#	u-blox Holding AG	1,941	133,076
	UBS Group AG	15,912	242,986
#*	UBS Group AG	132,413	2,024,595
	Valiant Holding AG	3,503	388,383
*	Valora Holding AG	1,458	305,944
	VAT Group AG	4,536	1,295,319
	Vaudoise Assurances Holding SA	240	127,987
	Vetropack Holding AG	3,200	193,635
	Vifor Pharma AG	6,395	921,668
*	Von Roll Holding AG	5,887	4,967
	Vontobel Holding AG	7,568	569,583
	VP Bank AG	977	123,115
	VZ Holding AG	2,505	215,698

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	V-ZUG Holding AG	470	$64,939
	Walliser Kantonalbank	126	14,769
	Warteck Invest AG	23	60,189
	Ypsomed Holding AG	385	61,799
	Zehnder Group AG	2,871	231,569
	Zug Estates Holding AG, Class B	44	95,660
	Zuger Kantonalbank AG	27	203,400
	Zurich Insurance Group AG	6,991	2,868,117

TOTAL SWITZERLAND			79,301,042

UNITED KINGDOM — (12.2%)
	3i Group P.L.C.	84,503	1,496,699
*	4imprint Group P.L.C.	5,275	171,184
*	A.G. Barr P.L.C.	16,244	114,079
	Admiral Group P.L.C.	17,663	763,196
#*	Afren P.L.C.	38,660	0
	Aggreko P.L.C.	71,768	855,113
	Air Partner P.L.C.	9,325	9,504
	Airtel Africa P.L.C.	52,469	55,335
	AJ Bell P.L.C.	15,040	92,274
	Alliance Pharma P.L.C.	28,396	37,651
*	Allied Minds P.L.C.	21,013	6,832
	Antofagasta P.L.C.	35,962	926,386
*	AO World P.L.C.	25,350	97,482
	Appreciate Group P.L.C.	20,690	11,431
*	Arrow Global Group P.L.C.	41,043	172,753
*	Ascential P.L.C.	33,021	158,713
	Ashmore Group P.L.C.	65,852	363,986
	Ashtead Group P.L.C.	49,049	3,151,443
*	ASOS P.L.C.	12,032	867,397
*	Associated British Foods P.L.C.	29,451	939,695
*	Aston Martin Lagonda Global Holdings P.L.C.	483	12,939
*	Auto Trader Group P.L.C.	164,268	1,293,215
	Avast P.L.C.	94,690	624,700
	AVEVA Group P.L.C.	3,546	170,426
	Aviva P.L.C.	390,681	2,159,898
	Avon Rubber P.L.C.	5,053	231,389
	B&M European Value Retail SA	157,931	1,234,538
*	Balfour Beatty P.L.C.	73,374	316,304
*	Bank of Georgia Group P.L.C.	9,378	132,345
	Barclays P.L.C., Sponsored ADR	193,255	1,849,450
	Barclays P.L.C.	84,984	205,744
	Barratt Developments P.L.C.	115,167	1,227,938
*	Beazley P.L.C.	81,479	380,894
	Begbies Traynor Group P.L.C.	10,387	17,064
	Bellway P.L.C.	27,935	1,393,539
	Berkeley Group Holdings P.L.C.	19,798	1,265,261
*	Biffa P.L.C.	89,535	342,019
	Bloomsbury Publishing P.L.C.	12,754	53,132
	Bodycote P.L.C.	53,188	555,549
*	Boohoo Group P.L.C.	120,777	566,838
	BP P.L.C., Sponsored ADR	1	22
*	Braemar Shipping Services P.L.C.	6,415	19,403
	Brewin Dolphin Holdings P.L.C.	51,721	243,006
	Britvic P.L.C.	57,617	703,145
*	BT Group P.L.C.	1,680,203	3,832,447
	Bunzl P.L.C.	19,825	637,429
*	Burberry Group P.L.C.	65,893	1,875,530
*	Burford Capital, Ltd.	7,666	101,385

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Capita P.L.C.	77,891	$47,014
*	Card Factory P.L.C.	111,232	132,871
	CareTech Holdings P.L.C.	11,897	92,353
*	Carnival P.L.C.	5,572	130,254
#*	Carnival P.L.C.., ADR	4,479	107,093
	Centamin P.L.C.	286,277	424,505
	Central Asia Metals P.L.C.	10,205	39,177
*	Centrica P.L.C.	1,639,184	1,283,051
	Chesnara P.L.C.	23,799	90,746
#*	Cineworld Group P.L.C.	152,705	204,126
#*	Circassia Group P.L.C.	29,532	14,247
	Clarkson P.L.C.	4,236	177,619
	Clipper Logistics P.L.C.	18,671	177,427
	Close Brothers Group P.L.C.	31,400	688,755
	CLS Holdings P.L.C.	26,474	90,997
	CMC Markets P.L.C.	21,462	144,992
	Coats Group P.L.C.	205,567	165,811
	Coca-Cola HBC AG	15,910	549,880
*	Compass Group P.L.C.	106,055	2,307,144
	Computacenter P.L.C.	24,302	898,893
	ConvaTec Group P.L.C.	177,755	535,662
*	Costain Group P.L.C.	29,107	23,723
*	Countryside Properties P.L.C.	70,684	506,585
	Cranswick P.L.C.	9,065	467,596
*	Crest Nicholson Holdings P.L.C.	69,001	389,560
	Croda International P.L.C.	10,918	1,019,938
*	CVS Group P.L.C.	8,939	275,640
	Daily Mail & General Trust P.L.C., Class A	20,816	258,478
	DCC P.L.C.	5,747	498,662
*	De La Rue P.L.C.	30,988	75,971
*	Debenhams P.L.C.	140,138	0
	Devro P.L.C.	60,589	171,554
*	DFS Furniture P.L.C.	24,652	90,510
*	Dignity P.L.C.	9,279	90,357
	Diploma P.L.C.	21,899	866,963
	Direct Line Insurance Group P.L.C.	217,091	854,190
	DiscoverIE Group P.L.C.	5,122	55,176
*	Dixons Carphone P.L.C.	279,270	537,475
	Domino’s Pizza Group P.L.C.	83,305	439,521
	dotdigital group P.L.C.	21,637	56,780
	Drax Group P.L.C.	104,829	592,277
	DS Smith P.L.C.	229,150	1,331,956
	Dunelm Group P.L.C.	21,181	431,357
*	easyJet P.L.C.	37,457	535,517
	Electrocomponents P.L.C.	133,391	1,963,280
*	Elementis P.L.C.	65,114	134,529
	EMIS Group P.L.C.	8,652	146,489
*	Equiniti Group P.L.C.	69,243	167,327
*	Esken, Ltd.	56,847	28,233
	Euromoney Institutional Investor P.L.C.	16,204	222,429
	Experian P.L.C.	66,671	2,570,270
	FDM Group Holdings P.L.C.	16,023	226,436
	Ferguson P.L.C.	13,617	1,717,461
	Fevertree Drinks P.L.C.	13,987	484,801
*	Firstgroup P.L.C.	397,943	409,256
*	Forterra P.L.C.	60,604	244,599
*	Foxtons Group P.L.C.	38,161	33,189
*	Frasers Group P.L.C.	44,943	319,737
	Fresnillo P.L.C.	14,547	165,415

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Future P.L.C.	2,765	$90,086
	Galliford Try Holdings P.L.C.	31,809	55,122
	Games Workshop Group P.L.C.	6,452	966,756
	Gamma Communications P.L.C.	8,557	215,371
*	Gem Diamonds, Ltd.	29,324	28,094
*	Go-Ahead Group P.L.C. (The)	16,062	270,621
	Grafton Group P.L.C.	35,381	582,876
	Grainger P.L.C.	102,732	405,556
*	Greencore Group P.L.C.	90,910	199,488
*	Greggs P.L.C.	45,157	1,473,434
*	Gym Group P.L.C. (The)	12,823	46,507
	H&T Group P.L.C.	3,000	12,298
*	Halfords Group P.L.C.	56,734	295,062
	Halma P.L.C.	17,575	628,000
*	Harbour Energy P.L.C.	266,330	74,921
	Hargreaves Lansdown P.L.C.	22,581	536,110
	Harworth Group P.L.C.	5,893	10,435
*	Hays P.L.C.	424,212	957,507
*	Headlam Group P.L.C.	12,033	76,441
	Helical P.L.C.	31,554	184,682
	Henry Boot P.L.C.	7,607	28,846
	Hill & Smith Holdings P.L.C.	18,338	372,907
	Hilton Food Group P.L.C.	11,038	187,830
*	Hiscox, Ltd.	51,387	575,190
	Hochschild Mining P.L.C.	81,816	209,866
*	Hollywood Bowl Group P.L.C.	25,460	83,571
	HomeServe P.L.C.	81,529	1,232,120
*	Hostelworld Group P.L.C.	2,565	3,690
*	Howden Joinery Group P.L.C.	191,376	2,137,955
#	HSBC Holdings P.L.C., Sponsored ADR	160,754	5,018,740
	Hunting P.L.C.	33,325	113,077
*	Hyve Group P.L.C.	40,610	67,328
	Ibstock P.L.C.	45,831	139,737
	IG Group Holdings P.L.C.	82,150	1,039,275
	IMI P.L.C.	92,056	2,022,898
	Impax Asset Management Group P.L.C.	4,547	63,004
*	Inchcape P.L.C.	133,755	1,443,714
*	Indivior P.L.C.	210,297	443,255
*	Informa P.L.C.	94,958	738,121
	IntegraFin Holdings P.L.C.	10,578	82,048
*	InterContinental Hotels Group P.L.C., ADR	6,252	444,567
*	InterContinental Hotels Group P.L.C.	4,909	348,846
	Intermediate Capital Group P.L.C.	31,350	946,461
*	International Consolidated Airlines Group SA	65,129	182,641
*	International Personal Finance P.L.C.	63,650	112,105
	Intertek Group P.L.C.	12,670	1,074,026
	Investec P.L.C.	162,075	652,173
	iomart Group P.L.C.	2,354	9,008
*	IP Group P.L.C.	217,849	386,185
*	ITV P.L.C.	652,915	1,091,258
*	IWG P.L.C.	224,713	1,137,756
	J Sainsbury P.L.C.	493,964	1,622,422
	James Fisher & Sons P.L.C.	11,386	163,484
	James Halstead P.L.C.	4,592	32,084
*	JD Sports Fashion P.L.C.	169,439	2,149,248
*	JET2 P.L.C.	13,505	278,560
	John Laing Group P.L.C.	68,619	291,149
*	John Menzies P.L.C.	17,436	79,659
*	John Wood Group P.L.C.	183,128	711,957

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Matthey P.L.C.	33,691	$1,511,857
*	Johnson Service Group P.L.C.	11,297	24,331
	JTC P.L.C.	1,237	11,511
	Jupiter Fund Management P.L.C.	132,445	472,756
*	Just Eat Takeaway.com NV	5,495	569,537
*	Just Group P.L.C.	281,946	423,888
	Kainos Group P.L.C.	15,691	331,191
	Keller Group P.L.C.	20,981	239,762
#*	Kier Group P.L.C.	23,677	28,786
*	Kin & Carta P.L.C.	20,775	50,802
*	Kingfisher P.L.C.	416,183	2,054,554
*	Lamprell P.L.C.	41,997	36,524
	Lancashire Holdings, Ltd.	31,881	312,557
	Legal & General Group P.L.C.	444,474	1,668,816
*	Liberty Global P.L.C., Class A	3,806	102,380
*	Liberty Global P.L.C., Class C	9,330	252,470
	Liontrust Asset Management P.L.C.	4,222	94,337
	Lloyds Banking Group P.L.C.	3,177,416	1,992,492
#	Lloyds Banking Group P.L.C., ADR	153,413	381,998
	London Stock Exchange Group P.L.C.	7,332	749,125
*	Lookers P.L.C.	75,313	68,968
*	LSL Property Services P.L.C.	22,137	125,469
	M&G P.L.C.	529,903	1,590,565
	Macfarlane Group P.L.C.	15,064	24,124
	Man Group P.L.C.	351,319	816,643
*	Marks & Spencer Group P.L.C.	483,958	1,055,777
*	Marshalls P.L.C.	63,755	640,142
	McBride P.L.C.	51,771	67,234
*	Mears Group P.L.C.	28,866	77,752
*	Meggitt P.L.C.	123,965	797,443
	Melrose Industries P.L.C.	612,744	1,379,404
	Micro Focus International P.L.C., Sponsored ADR	27,103	191,076
	Micro Focus International P.L.C.	38,228	272,671
*	Midwich Group P.L.C.	5,324	34,992
*	Mitie Group P.L.C.	226,438	193,954
	MJ Gleeson P.L.C.	3,892	46,238
	Mondi P.L.C.	72,349	1,963,822
	Moneysupermarket.com Group P.L.C.	115,739	436,470
	Morgan Advanced Materials P.L.C.	106,612	435,866
	Morgan Sindall Group P.L.C.	10,265	326,390
	Mortgage Advice Bureau Holdings, Ltd.	2,428	38,528
*	Motorpoint group P.L.C.	7,562	27,165
	MP Evans Group P.L.C.	1,424	14,436
*	N Brown Group P.L.C.	54,752	49,476
*	National Express Group P.L.C.	140,758	581,551
	National Grid P.L.C.	6,526	82,265
	National Grid P.L.C., Sponsored ADR	14,934	940,543
	Natwest Group P.L.C.	200,632	544,478
	Natwest Group P.L.C., Sponsored ADR	98,252	531,543
	NCC Group P.L.C.	12,542	47,044
*	Next Fifteen Communications Group P.L.C.	2,504	30,360
*	Next P.L.C.	10,478	1,129,174
	Ninety One P.L.C.	84,373	285,153
*	Norcros P.L.C.	20,097	81,576
	Numis Corp. P.L.C.	8,389	44,141
*	Ocado Group P.L.C.	12,563	363,686
*	On the Beach Group P.L.C.	23,702	135,434
	OSB Group P.L.C.	60,451	400,259
	Oxford Instruments P.L.C.	16,863	506,734

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Pagegroup P.L.C.	121,868	$942,921
	Pan African Resources P.L.C.	286,130	72,216
	Paragon Banking Group P.L.C.	73,269	476,042
	PayPoint P.L.C.	11,734	97,185
#	Pearson P.L.C.	91,863	1,053,858
	Pearson P.L.C., Sponsored ADR	37,617	432,596
*	Pendragon P.L.C.	410,508	102,894
	Pennon Group P.L.C.	62,221	888,760
	Persimmon P.L.C.	34,544	1,494,392
*	Petrofac, Ltd.	37,629	68,356
*	Petropavlovsk P.L.C.	646,808	229,303
	Pets at Home Group P.L.C.	89,971	552,114
	Phoenix Group Holdings P.L.C.	101,852	999,146
*	Photo-Me International P.L.C.	91,911	88,196
	Plus500, Ltd.	20,999	411,678
	Polar Capital Holdings P.L.C.	13,522	143,234
	Polypipe Group P.L.C.	50,707	395,658
	Porvair P.L.C.	3,597	29,436
*	PPHE Hotel Group, Ltd.	483	11,349
*	Premier Foods P.L.C.	291,640	392,858
*	Provident Financial P.L.C.	34,288	115,953
#	Prudential P.L.C., ADR	31,292	1,328,658
*	PureTech Health P.L.C.	3,742	21,447
	PZ Cussons P.L.C.	40,997	149,450
	Quilter P.L.C.	192,833	435,504
	Rathbone Brothers P.L.C.	6,111	142,873
*	Raven Property Group, Ltd.	39,479	15,214
*	Reach P.L.C.	84,124	255,494
	Redde Northgate P.L.C.	78,175	393,204
	Redrow P.L.C.	65,201	622,363
#	RELX P.L.C., Sponsored ADR	40,597	1,058,760
	RELX P.L.C.	22,194	577,503
*	Renewi P.L.C.	222,148	156,315
	Renishaw P.L.C.	5,586	482,312
	Rentokil Initial P.L.C.	294,780	2,037,304
	Rhi Magnesita NV	3,146	198,115
	Rhi Magnesita NV	7,255	454,858
	Ricardo P.L.C.	7,238	41,955
	Rightmove P.L.C.	147,870	1,253,526
	Rio Tinto P.L.C.	30,453	2,550,657
#	Rio Tinto P.L.C., Sponsored ADR	64,997	5,528,645
	Robert Walters P.L.C.	12,249	114,180
*	Rolls-Royce Holdings P.L.C.	541,350	783,445
	Rotork P.L.C.	125,868	598,251
*	Royal Mail P.L.C.	226,241	1,550,017
*	RPS Group P.L.C.	75,774	92,138
	RSA Insurance Group P.L.C.	84,937	799,928
	RWS Holdings P.L.C.	17,169	162,861
	S&U P.L.C.	377	12,977
*	Saga P.L.C.	19,763	104,051
	Sage Group P.L.C. (The)	49,050	432,160
	Savills P.L.C.	38,477	634,017
	Schroders P.L.C.	10,553	525,787
	Schroders P.L.C.	3,910	142,207
*	Senior P.L.C.	97,428	145,701
*	Serco Group P.L.C.	77,365	149,774
	Severfield P.L.C.	44,779	48,512
	Severn Trent P.L.C.	23,750	812,969
*	SIG P.L.C.	149,857	102,390

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Signature Aviation P.L.C.	111,516	$622,408
	Smith & Nephew P.L.C., Sponsored ADR	1,231	53,142
	Smith & Nephew P.L.C.	31,617	684,310
	Smiths Group P.L.C.	31,013	696,500
*	Smiths News P.L.C.	21,046	11,295
	Softcat P.L.C.	23,174	613,583
*	SolGold P.L.C.	26,045	10,503
	Spectris P.L.C.	19,395	871,221
*	Speedy Hire P.L.C.	139,589	146,979
	Spirax-Sarco Engineering P.L.C.	7,791	1,271,677
	Spirent Communications P.L.C.	104,099	368,512
	SSE P.L.C.	102,552	2,079,090
*	SSP Group P.L.C.	196,223	868,221
	St James’s Place P.L.C.	58,499	1,100,270
	St. Modwen Properties P.L.C.	59,365	356,057
*	Stagecoach Group P.L.C.	106,849	132,654
	Standard Chartered P.L.C.	239,088	1,715,202
	Standard Life Aberdeen P.L.C.	477,928	1,831,534
*	SThree P.L.C.	31,635	175,322
	Strix Group P.L.C.	8,484	32,987
*	Studio Retail Group P.L.C.	18,658	77,245
	STV Group P.L.C.	5,073	25,142
*	Superdry P.L.C.	9,884	38,365
	Synthomer P.L.C.	30,517	214,304
	Tate & Lyle P.L.C.	131,497	1,454,693
	Tatton Asset Management P.L.C.	2,837	16,681
	Taylor Wimpey P.L.C.	542,293	1,345,263
*	TBC Bank Group P.L.C.	3,116	41,900
*	Ted Baker P.L.C.	10,393	23,581
	Telecom Plus P.L.C.	12,609	226,511
*	TEN Entertainment Group P.L.C.	3,146	10,272
	Tesco P.L.C.	658,113	2,008,933
#*	Thomas Cook Group P.L.C.	265,125	0
	TI Fluid Systems P.L.C.	15,005	61,601
*	Topps Tiles P.L.C.	62,658	60,454
	TP ICAP Group P.L.C.	124,217	407,849
*	Travis Perkins P.L.C.	55,974	1,188,634
	TT Electronics P.L.C.	30,164	99,213
#*	TUI AG	70,787	422,925
*	Tullow Oil P.L.C.	0	0
	Tyman P.L.C.	17,179	100,221
*	U & I Group P.L.C.	32,804	43,055
	UDG Healthcare P.L.C.	22,761	269,373
*	ULS Technology P.L.C.	9,667	10,974
	Unilever P.L.C., Sponsored ADR	92,012	5,402,945
	Unilever P.L.C. B10RB6905	14,403	841,009
	Unilever P.L.C. B10RZP905	3,266	191,313
	United Utilities Group P.L.C.	69,973	935,944
*	Vectura Group P.L.C.	85,668	133,193
*	Vertu Motors P.L.C.	95,932	60,254
	Vesuvius P.L.C.	51,019	378,848
	Victrex P.L.C.	10,220	331,416
*	Virgin Money UK P.L.C.	313,027	864,527
	Vistry Group P.L.C.	59,582	1,018,483
	Vitec Group P.L.C. (The)	6,546	127,021
	Vivo Energy P.L.C.	16,263	22,475
	Vodafone Group P.L.C.	3,029,560	5,717,382
	Vodafone Group P.L. C., Sponsored ADR	5,740	108,773
	Volex P.L.C.	8,917	41,863

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Volution Group P.L.C.	9,901	$56,954
	Vp P.L.C.	2,866	32,861
*	Watches of Switzerland Group P.L.C.	6,041	61,169
	Watkin Jones P.L.C.	23,107	75,629
*	Weir Group P.L.C. (The)	45,192	1,196,071
*	WH Smith P.L.C.	26,286	656,787
*	Whitbread P.L.C.	20,905	937,239
*	Wickes Group P.L.C.	62,720	216,505
	Wilmington P.L.C.	1,608	4,350
	Wincanton P.L.C.	21,985	131,981
*	Wizz Air Holdings P.L.C.	2,207	149,372
	Wm Morrison Supermarkets P.L.C.	458,005	1,099,982
	WPP P.L.C.	128,235	1,728,879
*	Xaar P.L.C.	15,586	38,484
	XP Power, Ltd.	1,423	99,794

TOTAL UNITED KINGDOM			199,320,730

UNITED STATES — (0.1%)
#*	Arko Corp.	4,919	50,757
	Ovintiv, Inc.	1	19
	Ovintiv, Inc.	41,453	991,185
*	Samsonite International SA	357,300	661,265

TOTAL UNITED STATES			1,703,226

TOTAL COMMON STOCKS			1,535,482,250

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
	Bayerische Motoren Werke AG	7,115	582,735
	Biotest AG	1,499	52,976
	Draegerwerk AG & Co., KGaA	1,739	162,336
	Fuchs Petrolub SE	12,105	644,584
	Henkel AG & Co. KGaA	4,674	536,901
	Jungheinrich AG	18,575	971,758
	Porsche Automobil Holding SE	13,444	1,417,218
	Sartorius AG	3,661	2,065,610
	Sixt SE	4,468	368,606
	STO SE & Co., KGaA	686	130,095
	Volkswagen AG	19,381	5,046,027

TOTAL GERMANY			11,978,846

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	10,722	0

CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	5,111	20,791
*	Pan American Silver Corp. Rights 02/22/29	51,227	45,080
*	Pan American Silver Corp. Rights 02/22/29	16,073	14,144

TOTAL CANADA			80,015

FRANCE — (0.0%)
*	Euronext NV Rights 05/10/21	11,989	140,534

SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	155,491	0

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
SWITZERLAND — (0.0%)
* Credit Suisse Group AG Rights 05/06/21	71,491	$0

TOTAL RIGHTS/WARRANTS		220,549

TOTAL INVESTMENT SECURITIES (Cost $1,165,323,902)		1,547,681,645

		Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	7,027,674	81,310,186

TOTAL INVESTMENTS — (100.0%) (Cost $1,246,626,464)		$1,628,991,831

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$723	$96,816,737	—	$96,817,460
Austria	—	11,136,664	—	11,136,664
Belgium	267,214	16,742,295	—	17,009,509
Canada	159,145,320	289,838	—	159,435,158
China	—	140,710	—	140,710
Denmark	—	26,294,290	—	26,294,290
Finland	—	30,160,838	—	30,160,838
France	119,216	129,819,961	—	129,939,177
Germany	2,880,251	112,407,398	—	115,287,649
Hong Kong	66,742	44,781,910	—	44,848,652
Ireland	6,595,811	9,605,101	—	16,200,912
Israel	1,095,140	12,573,793	—	13,668,933
Italy	1,809,620	48,019,301	—	49,828,921
Japan	695,805	342,574,365	—	343,270,170
Netherlands	11,426,393	48,374,638	—	59,801,031
New Zealand	—	8,723,775	—	8,723,775
Norway	142,176	12,557,094	—	12,699,270
Portugal	—	3,011,975	—	3,011,975
Singapore	—	15,055,169	—	15,055,169
Spain	319,112	36,562,266	—	36,881,378
Sweden	236,170	64,709,441	—	64,945,611
Switzerland	7,286,007	72,015,035	—	79,301,042
United Kingdom	23,993,205	175,327,525	—	199,320,730
United States	991,204	712,022	—	1,703,226
Preferred Stocks
Germany	—	11,978,846	—	11,978,846
Rights/Warrants
Canada	—	80,015	—	80,015
France	—	140,534	—	140,534
Securities Lending Collateral	—	81,310,186	—	81,310,186

TOTAL	$217,070,109	$1,411,921,722	—	$1,628,991,831

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (2.8%)
	AES Brasil Energia SA	94,976	$240,061
	Aliansce Sonae Shopping Centers SA	37,600	177,685
*	Alliar Medicos A Frente SA	18,837	30,655
	Alupar Investimento SA	63,339	313,311
*	Anima Holding SA	105,123	209,393
	Arezzo Industria e Comercio SA	14,328	199,540
	Atacadao SA	84,533	338,004
#*	Azul SA, ADR	21,123	449,497
*	B2W Cia Digital	12,190	151,072
	B3 SA - Brasil Bolsa Balcao	213,531	2,024,438
*	Banco ABC Brasil SA	945	2,559
	Banco Bradesco SA, ADR	457,583	1,990,485
	Banco Bradesco SA	166,299	632,800
	Banco BTG Pactual SA	36,339	720,819
	Banco do Brasil SA	124,974	681,921
	Banco Inter SA	9,200	128,362
	Banco Santander Brasil SA	54,709	388,056
	BB Seguridade Participacoes SA	137,695	566,035
*	BK Brasil Operacao e Assessoria a Restaurantes SA	5,700	10,388
*	BR Malls Participacoes SA	221,937	388,958
	BR Properties SA	51,200	84,547
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	46,670	295,981
*	Braskem SA, Sponsored ADR	31,186	603,761
*	BRF SA	156,749	599,923
	Camil Alimentos SA	40,653	74,914
	CCR SA	397,361	880,740
	Centrais Eletricas Brasileiras SA	50,282	340,548
	Cia Brasileira de Distribuicao	40,861	306,379
	Cia de Locacao das Americas	131,121	636,530
	Cia de Saneamento Basico do Estado de Sao Paulo	67,036	527,941
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	118,427
	Cia de Saneamento de Minas Gerais-COPASA	67,860	209,999
	Cia de Saneamento do Parana	110,909	430,810
	Cia de Saneamento do Parana	35,900	28,088
	Cia Energetica de Minas Gerais	36,199	112,556
	Cia Hering	32,700	165,064
	Cia Paranaense de Energia	14,600	78,106
	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	2,043,138
	Cielo SA	449,277	285,344
*	Cogna Educacao	464,320	330,799
	Construtora Tenda SA	27,523	131,230
	Cosan SA	48,359	801,758
	CSU Cardsystem SA	21,700	104,944
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	107,231	464,492
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	11,500	25,934
	Direcional Engenharia SA	21,696	51,124
	Duratex SA	136,852	597,084
*	EcoRodovias Infraestrutura e Logistica SA	80,044	177,268
	EDP - Energias do Brasil SA	97,712	337,996
#*	Embraer SA, Sponsored ADR	56,585	625,264
	Energisa SA	67,855	550,380
	Engie Brasil Energia SA	46,911	351,225
	Equatorial Energia SA	263,854	1,218,711
	Even Construtora e Incorporadora SA	50,000	88,917
	Ez Tec Empreendimentos e Participacoes SA	22,900	136,210

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Fleury SA	80,960	$380,801
	Fras-Le SA	11,400	24,701
*	Gafisa SA	65,913	55,331
	Gerdau SA, Sponsored ADR	5,771	35,434
#*	Gol Linhas Aereas Inteligentes SA, ADR	19,848	170,697
	Grendene SA	67,936	102,178
	Guararapes Confeccoes SA	48,436	149,622
*	Helbor Empreendimentos SA	39,936	61,756
	Iguatemi Empresa de Shopping Centers SA	22,300	151,074
	Industrias Romi SA	17,616	105,916
	Instituto Hermes Pardini SA	18,968	65,682
*	International Meal Co. Alimentacao SA, Class A	88,416	60,875
	Iochpe-Maxion SA	53,800	134,796
	IRB Brasil Resseguros SA	231,524	259,567
	Itau Unibanco Holding SA	39,666	178,612
	JBS SA	370,435	2,054,013
	JHSF Participacoes SA	113,941	143,264
	JSL SA	9,924	18,215
	Kepler Weber SA	6,872	63,444
*	Klabin SA	263,419	1,351,028
	Light SA	120,784	389,565
	Localiza Rent a Car SA	113,638	1,345,150
	LOG Commercial Properties e Participacoes SA	15,776	85,704
*	Log-in Logistica Intermodal SA	25,395	93,033
	Lojas Americanas SA	35,751	130,643
	Lojas Renner SA	174,605	1,298,597
	M Dias Branco SA	25,598	125,444
	Magazine Luiza SA	209,160	771,251
	Mahle-Metal Leve SA	10,837	52,728
	Marcopolo SA	67,500	31,066
	Marfrig Global Foods SA	120,500	430,131
*	Marisa Lojas SA	55,309	54,575
*	Mills Estruturas e Servicos de Engenharia SA	57,511	85,440
	Minerva SA	48,600	86,606
	Movida Participacoes SA	27,751	85,980
	MRV Engenharia e Participacoes SA	111,741	356,901
	Multiplan Empreendimentos Imobiliarios SA	79,400	336,628
*	Natura & Co. Holding SA	192,914	1,730,954
	Odontoprev SA	95,732	225,053
*	Omega Geracao SA	24,093	173,865
	Petrobras Distribuidora SA	146,994	609,132
	Porto Seguro SA	50,091	455,260
	Portobello SA	21,400	47,078
	Positivo Tecnologia SA	28,500	58,920
*	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	18,352
	Qualicorp Consultoria e Corretora de Seguros SA	113,481	565,102
	Raia Drogasil SA	191,305	926,229
*	Rumo SA	248,120	913,539
	Sao Carlos Empreendimentos e Participacoes SA	8,500	58,992
	Sao Martinho SA	118,242	678,492
	Sendas Distribuidora SA	40,861	608,471
	Ser Educacional SA	13,385	31,762
	SIMPAR SA	28,300	225,377
	SLC Agricola SA	30,400	273,049
	Smiles Fidelidade SA	36,500	143,996
	Sul America SA	70,786	426,251
*	Suzano SA	142,054	1,795,795
*	Suzano SA, Sponsored ADR	597	7,568
*	Tecnisa SA	24,371	36,789

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Tegma Gestao Logistica SA	8,588	$35,794
	Telefonica Brasil SA	70,769	562,812
#	Telefonica Brasil SA, ADR	19,463	154,342
*	Terra Santa Agro SA	1,900	15,663
	TIM SA	244,995	549,790
	TOTVS SA	95,800	548,482
	Transmissora Alianca de Energia Eletrica SA	118,153	909,195
	Trisul SA	36,300	64,754
*	Tupy SA	35,800	154,350
	Ultrapar Participacoes SA	112,302	436,427
#	Ultrapar Participacoes SA, Sponsored ADR	43,722	169,641
	Unipar Carbocloro SA	7,633	102,831
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,000	76,844
	Vale SA, Sponsored ADR	0	9
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,992	51,237
*	Via Varejo SA	150,184	327,073
*	Vulcabras Azaleia SA	46,309	64,791
	WEG SA	208,706	1,345,127
	Wiz Solucoes e Corretagem de Seguros SA	25,000	52,927
	YDUQS Participacoes SA	130,136	700,984

TOTAL BRAZIL			51,119,718

CHILE — (0.5%)
	Aguas Andinas SA, Class A	905,121	257,249
#	Banco de Chile, ADR	17,704	385,599
	Banco de Credito e Inversiones SA	7,419	344,525
	Banco Santander Chile, ADR	15,160	337,158
	Besalco SA	205,938	137,561
	Camanchaca SA	88,516	7,575
	CAP SA	30,941	551,577
	Cencosud SA	374,528	777,533
	Cencosud Shopping SA	62,760	102,432
*	Cia Sud Americana de Vapores SA	8,594,661	519,987
	Embotelladora Andina SA, ADR, Class B	12,656	181,234
	Empresa Nacional de Telecomunicaciones SA	80,582	452,496
	Empresas CMPC SA	140,011	389,067
	Empresas Hites SA	72,367	15,782
#	Enel Americas SA, ADR	109,380	785,344
	Enel Americas SA	1,668,211	237,464
	Enel Chile SA, ADR	159,898	558,042
	Falabella SA	52,767	238,321
*	Forus SA	32,824	63,729
	Grupo Security SA	634,725	131,271
	Hortifrut SA	16,547	26,262
	Inversiones Aguas Metropolitanas SA	269,993	207,795
	Inversiones La Construccion SA	12,479	83,787
	Itau CorpBanca Chile SA	40,671,686	138,485
	Itau CorpBanca Chile SA, ADR	4,431	22,820
	Molibdenos y Metales SA	3,068	21,497
	Multiexport Foods SA	263,064	122,140
	Parque Arauco SA	159,932	248,225
	PAZ Corp. SA	103,525	95,990
	Plaza SA	56,599	95,562
	Ripley Corp. SA	387,401	123,737
	Salfacorp SA	151,797	105,081
	Sigdo Koppers SA	166,984	202,055
	SMU SA	443,423	63,663
	Sociedad Matriz SAAM SA	2,661,545	211,956

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	24,601	$1,297,457
	Socovesa SA	166,772	56,316
	SONDA SA	242,411	153,824

TOTAL CHILE			9,750,598

CHINA — (33.1%)
*	21Vianet Group, Inc., ADR	21,649	604,224
	360 Security Technology, Inc., Class A	33,100	64,357
	361 Degrees International, Ltd.	365,000	146,585
*	3SBio, Inc.	568,000	536,944
*	51job, Inc., ADR	8,245	507,480
	5I5J Holding Group Co., Ltd., Class A	66,300	39,551
	AAC Technologies Holdings, Inc.	354,000	1,965,117
	AAG Energy Holdings, Ltd.	331,860	58,022
	Accelink Technologies Co., Ltd., Class A	18,800	64,383
	Addsino Co., Ltd., Class A	18,900	49,529
*	Advanced Technology & Materials Co., Ltd., Class A	41,100	45,351
	AECC Aero-Engine Control Co., Ltd., Class A	13,000	36,310
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	26,500	32,738
	Agile Group Holdings, Ltd.	760,749	1,188,423
	Agricultural Bank of China, Ltd., Class H	7,980,000	3,091,605
	Aier Eye Hospital Group Co., Ltd., Class A	48,178	552,238
	Air China, Ltd., Class H	362,000	286,229
	Aisino Corp., Class A	32,500	59,403
	Ajisen China Holdings, Ltd.	284,000	49,561
#	Ak Medical Holdings, Ltd.	140,000	217,480
	AKM Industrial Co., Ltd.	70,000	8,995
*	Alibaba Group Holding, Ltd., Sponsored ADR	175,235	40,470,523
*	Alibaba Group Holding, Ltd.	573,000	16,564,109
*	Alibaba Health Information Technology, Ltd.	244,000	742,686
#*	Alibaba Pictures Group, Ltd.	5,090,000	739,514
	A-Living Smart City Services Co., Ltd., Class H	252,250	1,159,446
*	Alpha Group, Class A	45,000	42,355
	Amoy Diagnostics Co., Ltd., Class A	3,800	50,009
#	Angang Steel Co., Ltd., Class H	557,200	383,052
	Anhui Anke Biotechnology Group Co., Ltd., Class A	16,800	51,272
	Anhui Construction Engineering Group Co., Ltd., Class A	108,700	67,611
	Anhui Expressway Co., Ltd., Class H	148,000	103,755
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	13,800	63,450
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	39,400	40,846
	Anhui Jinhe Industrial Co., Ltd., Class A	15,005	75,653
	Anhui Korrun Co., Ltd., Class A	2,400	8,450
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	12,400	17,104
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	38,500	47,714
	Anhui Xinhua Media Co., Ltd., Class A	27,300	20,305
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	40,900	67,216
	ANTA Sports Products, Ltd.	252,000	4,495,277
*	Anton Oilfield Services Group	1,034,000	64,793
	Aoshikang Technology Co., Ltd., Class A	2,400	25,923
*	Aowei Holdings, Ltd.	78,000	10,644
	Apeloa Pharmaceutical Co., Ltd., Class A	23,700	113,594
	APT Satellite Holdings, Ltd.	146,000	47,216
	Asia Cement China Holdings Corp.	160,000	164,166
	AsiaInfo Technologies, Ltd.	100,400	161,334
	Asymchem Laboratories Tianjin Co., Ltd., Class A	2,700	136,718
#	Ausnutria Dairy Corp., Ltd.	247,000	364,947
	Autobio Diagnostics Co., Ltd., Class A	3,700	69,701
	Avary Holding Shenzhen Co., Ltd., Class A	11,200	53,761
	Avic Capital Co., Ltd., Class A	79,700	47,717

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AVIC Electromechanical Systems Co., Ltd., Class A	26,800	$40,321
	Avic Heavy Machinery Co., Ltd., Class A	14,200	38,728
*	AVIC International Holding HK, Ltd.	1,469,171	23,794
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	7,356	77,302
	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	20,000	74,173
	AviChina Industry & Technology Co., Ltd., Class H	853,000	547,379
	AVICOPTER P.L.C., Class A	6,300	49,447
*	Babytree Group	105,500	21,347
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	22,200	47,148
	BAIC Motor Corp., Ltd., Class H	875,500	316,531
*	Baidu, Inc., Sponsored ADR	37,349	7,855,615
	BAIOO Family Interactive, Ltd.	356,000	91,225
	Bank of Beijing Co., Ltd., Class A	162,100	119,160
	Bank of Changsha Co., Ltd., Class A	54,996	76,479
	Bank of Chengdu Co., Ltd., Class A	67,800	124,761
	Bank of China, Ltd., Class H	10,424,356	4,135,842
	Bank of Chongqing Co., Ltd., Class H	329,000	220,831
	Bank of Communications Co., Ltd., Class H	1,926,580	1,230,106
	Bank of Guiyang Co., Ltd., Class A	33,817	40,454
	Bank of Hangzhou Co., Ltd., Class A	56,200	143,528
	Bank of Jiangsu Co., Ltd., Class A	190,320	207,677
	Bank of Nanjing Co., Ltd., Class A	176,400	249,843
	Bank of Ningbo Co., Ltd., Class A	90,326	588,601
	Bank of Shanghai Co., Ltd., Class A	114,200	144,217
	Bank of Tianjin Co., Ltd., Class H	45,000	19,880
	Bank of Zhengzhou Co., Ltd., Class H	78,100	20,283
	Baoshan Iron & Steel Co., Ltd., Class A	246,500	327,644
	Baosheng Science and Technology Innovation Co., Ltd., Class A	31,000	20,057
*	Baoye Group Co., Ltd., Class H	98,000	51,106
#*	Baozun, Inc., Sponsored ADR	15,148	525,787
	Befar Group Co., Ltd., Class A	29,100	27,877
	Beibuwan Port Co., Ltd., Class A	19,600	26,953
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	19,000	41,983
*	Beijing BDStar Navigation Co., Ltd., Class A	7,879	49,310
	Beijing Capital Co., Ltd., Class A	189,410	86,855
	Beijing Capital Development Co., Ltd., Class A	84,000	72,472
	Beijing Capital International Airport Co., Ltd., Class H	730,000	529,911
	Beijing Capital Land, Ltd., Class H	706,000	94,327
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	29,500	89,406
	Beijing Dabeinong Technology Group Co., Ltd., Class A	40,488	50,860
*	Beijing Easpring Material Technology Co., Ltd., Class A	6,900	53,642
	Beijing E-Hualu Information Technology Co., Ltd., Class A	13,160	49,888
#*	Beijing Energy International Holding Co., Ltd.	1,888,000	60,706
	Beijing Enlight Media Co., Ltd., Class A	34,300	68,915
#*	Beijing Enterprises Clean Energy Group, Ltd.	5,400,000	78,023
*	Beijing Enterprises Medical & Health Group, Ltd.	936,000	12,470
	Beijing Enterprises Water Group, Ltd.	2,506,000	957,129
	Beijing Forever Technology Co., Ltd., Class A	12,200	14,807
*	Beijing Gas Blue Sky Holdings, Ltd.	2,280,000	34,048
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	18,100	57,093
	Beijing Global Safety Technology Co., Ltd., Class A	3,550	12,459
*	Beijing Jetsen Technology Co., Ltd., Class A	141,900	75,841
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	22,700	19,187
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	3,700	21,022
	Beijing Kunlun Tech Co., Ltd., Class A	14,100	40,271
	Beijing New Building Materials P.L.C., Class A	23,254	165,253
	Beijing North Star Co., Ltd., Class H	420,000	77,179
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	90,100	50,889

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	53,900	$72,157
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	27,903	248,128
	Beijing Originwater Technology Co., Ltd., Class A	52,600	57,058
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	66,700	54,879
	Beijing Shiji Information Technology Co., Ltd., Class A	8,100	35,637
*	Beijing Shougang Co., Ltd., Class A	60,600	47,090
	Beijing Sinnet Technology Co., Ltd., Class A	35,600	77,345
	Beijing SL Pharmaceutical Co., Ltd., Class A	24,600	45,164
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	24,100	19,035
	Beijing SuperMap Software Co., Ltd., Class A	12,757	31,184
	Beijing Thunisoft Corp., Ltd., Class A	23,000	63,436
	Beijing Tiantan Biological Products Corp., Ltd., Class A	16,920	94,214
*	Beijing Ultrapower Software Co., Ltd., Class A	66,900	45,765
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	8,800	8,437
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	125,000	35,756
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	29,600	41,665
*	Berry Genomics Co., Ltd., Class A	8,100	37,069
#	Best Pacific International Holdings, Ltd.	134,000	38,608
#*	BEST, Inc.	74,155	97,885
	Bestsun Energy Co., Ltd., Class A	40,000	29,880
	Bestway Global Holding, Inc.	80,000	25,718
	Betta Pharmaceuticals Co., Ltd., Class A	2,700	44,525
	Better Life Commercial Chain Share Co., Ltd., Class A	30,900	36,129
	Biem.L.Fdlkk Garment Co., Ltd., Class A	16,200	53,554
	BII Railway Transportation Technology Holdings Co., Ltd.	272,000	22,722
	Blue Sail Medical Co., Ltd., Class A	28,200	102,521
*	Bluedon Information Security Technology Co., Ltd., Class A	22,600	11,459
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	85,900	81,859
*	Bohai Leasing Co., Ltd., Class A	197,100	62,993
	Bosideng International Holdings, Ltd.	1,540,000	781,081
*	Boyaa Interactive International, Ltd.	202,000	16,370
	Bright Dairy & Food Co., Ltd., Class A	30,569	81,473
	Bright Real Estate Group Co., Ltd., Class A	53,200	20,278
	Brilliance China Automotive Holdings, Ltd.	1,238,000	1,163,451
	B-Soft Co., Ltd., Class A	24,000	38,039
	BTG Hotels Group Co., Ltd., Class A	17,400	68,642
	BYD Co., Ltd., Class H	129,000	2,682,493
	BYD Electronic International Co., Ltd.	306,500	1,626,268
	By-health Co., Ltd., Class A	11,000	55,435
	C C Land Holdings, Ltd.	726,187	168,939
	C&D International Investment Group, Ltd.	121,000	241,474
*	C&D Property Management Group Co., Ltd.	121,000	72,296
	C&S Paper Co., Ltd., Class A	28,000	133,033
#*	CA Cultural Technology Group, Ltd.	208,000	79,189
	Cabbeen Fashion, Ltd.	119,000	41,510
	Caitong Securities Co., Ltd., Class A	47,300	72,794
	Camel Group Co., Ltd., Class A	34,500	63,662
	Canny Elevator Co., Ltd., Class A	25,500	37,495
*	Capital Environment Holdings, Ltd.	1,962,000	36,585
	Carrianna Group Holdings Co., Ltd.	248,000	16,930
*	CECEP COSTIN New Materials Group, Ltd.	186,000	2,694
	CECEP Solar Energy Co., Ltd., Class A	81,800	77,574
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	49,200	22,530
	CECEP Wind-Power Corp., Class A	115,300	66,711
	Central China Real Estate, Ltd.	432,194	237,719
*	Central China Securities Co., Ltd., Class H	387,000	70,192
	CGN Nuclear Technology Development Co., Ltd., Class A	15,300	26,316

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CGN Power Co., Ltd., Class H	1,780,000	$409,507
	Chacha Food Co., Ltd., Class A	12,500	103,999
	Changchun Faway Automobile Components Co., Ltd., Class A	14,600	22,342
	Changjiang Securities Co., Ltd., Class A	68,600	76,595
	Changsha Jingjia Microelectronics Co., Ltd., Class A	4,923	55,240
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	7,900	12,950
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	3,100	93,014
	Chanjet Information Technology Co., Ltd., Class H	7,000	21,665
	Chaowei Power Holdings, Ltd.	282,000	102,237
	Chaozhou Three-Circle Group Co., Ltd., Class A	17,300	115,334
	Cheetah Mobile, Inc., ADR	18,932	40,893
*	ChemPartner PharmaTech Co., Ltd., Class A	12,100	26,802
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	19,540	45,220
	Chengdu Hongqi Chain Co., Ltd., Class A	33,900	31,904
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	8,100	11,301
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	10,388	34,588
	Chengdu Xingrong Environment Co., Ltd., Class A	61,400	49,281
	China Aerospace International Holdings, Ltd.	784,000	66,387
	China Aerospace Times Electronics Co., Ltd., Class A	38,100	40,114
	China Aircraft Leasing Group Holdings, Ltd.	136,500	110,269
	China Aoyuan Group, Ltd.	642,000	666,262
	China Avionics Systems Co., Ltd., Class A	17,500	40,540
	China Baoan Group Co., Ltd., Class A	36,200	58,696
	China Bester Group Telecom Co., Ltd., Class A	4,800	8,495
	China Beststudy Education Group	163,000	51,562
	China BlueChemical, Ltd., Class H	615,143	173,919
	China Building Material Test & Certification Group Co., Ltd., Class A	7,600	27,117
	China CAMC Engineering Co., Ltd., Class A	31,300	32,905
*	China Chengtong Development Group, Ltd.	1,142,000	26,857
	China CITIC Bank Corp., Ltd., Class H	1,965,000	1,025,803
	China Common Rich Renewable Energy Investments, Ltd.	1,016,000	122,622
	China Communications Services Corp., Ltd., Class H	940,800	406,816
	China Conch Venture Holdings, Ltd.	483,000	2,278,940
	China Construction Bank Corp., Class H	27,513,990	21,717,936
*	China CSSC Holdings, Ltd., Class A	5,500	13,246
	China CYTS Tours Holding Co., Ltd., Class A	24,900	46,191
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	128,497
	China Development Bank Financial Leasing Co., Ltd., Class H	252,000	36,960
*	China Dili Group	828,585	230,436
#	China Dongxiang Group Co., Ltd.	1,381,000	181,463
*	China Dynamics Holdings, Ltd.	1,800,000	33,672
	China Eastern Airlines Corp., Ltd., ADR	4,656	101,594
	China Eastern Airlines Corp., Ltd., Class H	514,000	225,135
	China Education Group Holdings, Ltd.	216,000	521,472
	China Electronics Huada Technology Co., Ltd.	270,000	29,472
#	China Electronics Optics Valley Union Holding Co., Ltd.	572,000	30,779
	China Energy Engineering Corp., Ltd., Class H	676,000	68,591
	China Everbright Bank Co., Ltd., Class H	1,022,000	426,765
#	China Everbright Greentech, Ltd.	302,000	119,447
	China Everbright, Ltd.	458,000	546,564
	China Evergrande Group	701,000	1,182,925
	China Express Airlines Co., Ltd., Class A	24,800	58,329
	China Film Co., Ltd., Class A	32,900	71,795
	China Foods, Ltd.	436,000	181,526
	China Fortune Land Development Co., Ltd., Class A	125,709	108,155
	China Galaxy Securities Co., Ltd., Class H	1,190,000	707,255
	China Gas Holdings, Ltd.	846,400	3,050,813
	China Gezhouba Group Co., Ltd., Class A	87,300	95,844
*	China Glass Holdings, Ltd.	200,000	17,696

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Grand Automotive Services Group Co., Ltd.	74,000	$34,599
	China Great Wall Securities Co., Ltd., Class A	48,400	75,103
	China Greatwall Technology Group Co., Ltd., Class A	33,200	60,364
*	China Greenland Broad Greenstate Group Co., Ltd.	184,000	8,045
	China Hanking Holdings, Ltd.	248,000	46,919
	China Harmony Auto Holding, Ltd.	382,000	186,454
*	China High Precision Automation Group, Ltd.	73,000	2,150
	China High Speed Railway Technology Co., Ltd., Class A	99,600	34,451
	China High Speed Transmission Equipment Group Co., Ltd.	174,000	125,968
	China Huarong Asset Management Co., Ltd., Class H	3,896,000	511,592
	China Huirong Financial Holdings, Ltd.	84,000	12,540
#*	China Index Holdings, Ltd., ADR	3,353	7,377
*	China International Capital Corp., Ltd., Class H	348,400	872,197
	China International Marine Containers Group Co., Ltd., Class H	235,800	443,109
	China Jinmao Holdings Group, Ltd.	1,667,120	631,574
	China Jushi Co., Ltd., Class A	35,600	98,579
	China Kepei Education Group, Ltd.	278,000	211,129
	China Kings Resources Group Co., Ltd., Class A	5,900	22,890
	China Lesso Group Holdings, Ltd.	563,000	1,416,175
#	China Life Insurance Co., Ltd., ADR	32,164	328,394
	China Life Insurance Co., Ltd., Class H	1,020,000	2,067,692
	China Lilang, Ltd.	206,000	137,123
*	China Literature, Ltd.	47,800	497,820
*	China Logistics Property Holdings Co., Ltd.	279,000	158,589
*	China Longevity Group Co., Ltd.	30,000	993
	China Longyuan Power Group Corp., Ltd., Class H	1,066,000	1,567,586
#*	China Lumena New Materials Corp.	23,400	0
	China Machinery Engineering Corp., Class H	491,000	219,683
#*	China Maple Leaf Educational Systems, Ltd.	648,000	169,589
	China Medical System Holdings, Ltd.	718,000	1,658,388
	China Meheco Co., Ltd., Class A	34,600	68,484
	China Meidong Auto Holdings, Ltd.	210,000	1,047,189
	China Mengniu Dairy Co., Ltd.	737,000	3,944,495
	China Merchants Bank Co., Ltd., Class H	1,125,598	9,041,266
	China Merchants Land, Ltd.	652,000	95,461
	China Merchants Port Holdings Co., Ltd.	583,731	933,884
	China Merchants Securities Co., Ltd., Class H	120,740	168,723
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	63,500	113,848
	China Metal Recycling Holdings, Ltd.	130,581	0
*	China Metal Resources Utilization, Ltd.	312,000	12,020
	China Minmetals Rare Earth Co., Ltd., Class A	6,600	17,302
	China Minsheng Banking Corp., Ltd., Class H	1,603,020	821,412
*	China Modern Dairy Holdings, Ltd.	1,200,000	301,416
	China Molybdenum Co., Ltd., Class H	579,000	391,090
	China National Accord Medicines Corp., Ltd., Class A	14,000	90,253
	China National Medicines Corp., Ltd., Class A	18,300	103,968
	China National Software & Service Co., Ltd., Class A	2,000	14,218
#	China New Higher Education Group, Ltd.	373,000	299,003
	China New Town Development Co., Ltd.	416,254	9,417
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	55,800	42,533
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	27,700	86,709
*	China Oceanwide Holdings, Ltd.	728,000	15,664
*	China Oil & Gas Group, Ltd.	2,350,000	130,073
	China Oilfield Services, Ltd., Class H	776,000	709,026
	China Oriental Group Co., Ltd.	678,000	229,061
	China Overseas Grand Oceans Group, Ltd.	965,250	614,822
	China Overseas Land & Investment, Ltd.	1,510,000	3,821,592
	China Overseas Property Holdings, Ltd.	577,000	582,783

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co., Ltd., Class H	885,600	$3,187,511
	China Pioneer Pharma Holdings, Ltd.	119,000	15,624
*	China Properties Group, Ltd.	128,000	6,839
	China Publishing & Media Co., Ltd., Class A	48,000	53,133
	China Railway Group, Ltd., Class H	1,282,000	661,875
	China Railway Hi-tech Industry Co., Ltd., Class A	17,400	22,692
	China Railway Signal & Communication Corp., Ltd., Class H	558,000	221,488
	China Railway Tielong Container Logistics Co., Ltd., Class A	51,400	39,711
*	China Rare Earth Holdings, Ltd.	717,200	79,101
	China Reinsurance Group Corp., Class H	2,691,000	280,278
	China Renaissance Holdings, Ltd.	59,600	191,478
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	32,841	60,937
	China Resources Land, Ltd.	1,024,222	4,795,480
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	22,881	88,265
#	China Sanjiang Fine Chemicals Co., Ltd.	397,000	186,183
	China SCE Group Holdings, Ltd.	1,190,600	557,104
	China Science Publishing & Media, Ltd., Class A	13,800	20,021
#*	China Shanshui Cement Group, Ltd.	412,000	110,595
*	China Shengmu Organic Milk, Ltd.	1,109,000	89,836
	China Shineway Pharmaceutical Group, Ltd.	131,000	94,381
*	China Shuifa Singyes Energy Holdings, Ltd.	224,000	32,817
*	China Silver Group, Ltd.	428,000	49,906
	China South City Holdings, Ltd.	2,314,000	243,783
	China South Publishing & Media Group Co., Ltd., Class A	53,400	84,146
*	China Southern Airlines Co., Ltd., Sponsored ADR	5,478	185,102
*	China Southern Airlines Co., Ltd., Class H	570,000	385,992
	China Starch Holdings, Ltd.	445,000	9,769
	China State Construction Engineering Corp., Ltd., Class A	509,200	388,273
*	China Sunshine Paper Holdings Co., Ltd.	178,000	37,887
	China Suntien Green Energy Corp., Ltd., Class H	647,000	248,038
	China Taiping Insurance Holdings Co., Ltd.	733,012	1,356,868
#	China Tian Lun Gas Holdings, Ltd.	105,500	106,547
#*	China Tianrui Group Cement Co., Ltd.	59,000	49,904
*	China Tianying, Inc., Class A	86,200	55,500
	China Tourism Group Duty Free Corp., Ltd., Class A	19,444	933,090
	China Tower Corp., Ltd., Class H	10,154,000	1,460,639
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,286,000	734,272
	China TransInfo Technology Co., Ltd., Class A	40,300	92,901
*	China Travel International Investment Hong Kong, Ltd.	1,006,000	174,406
	China Vanke Co., Ltd., Class H	637,600	2,229,627
	China Vast Industrial Urban Development Co., Ltd.	216,000	84,131
	China Water Affairs Group, Ltd.	296,000	240,000
*	China Water Industry Group, Ltd.	236,000	8,388
	China West Construction Group Co., Ltd., Class A	27,300	35,270
*	China Wood Optimization Holding, Ltd.	164,000	19,002
	China World Trade Center Co., Ltd., Class A	10,900	23,458
	China Xinhua Education Group, Ltd.	149,000	42,866
	China Yangtze Power Co., Ltd., Class A	213,453	657,938
	China Yongda Automobiles Services Holdings, Ltd.	389,500	704,254
	China Yuhua Education Corp., Ltd.	466,000	441,773
*	China ZhengTong Auto Services Holdings, Ltd.	700,000	60,323
	China Zhenhua Group Science & Technology Co., Ltd., Class A	9,100	67,712
#	China Zheshang Bank Co., Ltd., Class H	154,000	67,876
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	41,500	18,634
*	China Zhongwang Holdings, Ltd.	944,318	218,102
	Chinasoft International, Ltd.	840,000	940,863
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	66,347
*	Chongqing Changan Automobile Co., Ltd., Class A	22,600	57,122
	Chongqing Department Store Co., Ltd., Class A	13,700	68,089

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Dima Industry Co., Ltd., Class A	110,000	$46,192
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	17,860	49,882
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	18,300	112,543
*	Chongqing Iron & Steel Co., Ltd., Class H	210,000	51,394
	Chongqing Machinery & Electric Co., Ltd., Class H	568,000	38,600
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,151,000	487,752
	Chongqing Zhifei Biological Products Co., Ltd., Class A	18,800	652,095
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	34,500	36,296
	Chow Tai Seng Jewellery Co., Ltd., Class A	10,900	51,956
	Chu Kong Shipping Enterprise Group Co., Ltd.	132,000	18,868
	CIFI Holdings Group Co., Ltd.	1,479,465	1,321,807
	CIMC Enric Holdings, Ltd.	316,000	273,912
	Cinda Real Estate Co., Ltd., Class A	63,800	35,743
	Cisen Pharmaceutical Co., Ltd., Class A	14,000	28,860
*	CITIC Guoan Information Industry Co., Ltd., Class A	131,000	40,424
	CITIC Securities Co., Ltd., Class H	349,000	839,187
#*	Citychamp Watch & Jewellery Group, Ltd.	560,000	121,174
*	CMST Development Co., Ltd., Class A	58,900	48,168
	CNHTC Jinan Truck Co., Ltd., Class A	18,633	96,963
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	35,600	64,639
	COFCO Biotechnology Co., Ltd., Class A	55,800	78,174
	COFCO Joycome Foods, Ltd.	258,000	130,790
*	Cogobuy Group	185,000	51,475
#	Colour Life Services Group Co., Ltd.	185,088	78,447
#	Comba Telecom Systems Holdings, Ltd.	362,000	93,315
	Concord New Energy Group, Ltd.	3,084,648	222,159
	Consun Pharmaceutical Group, Ltd.	217,000	127,742
	Contemporary Amperex Technology Co., Ltd., Class A	19,150	1,150,795
*	Coolpad Group, Ltd.	820,000	49,285
	COSCO SHIPPING Development Co., Ltd., Class H	1,597,000	280,972
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	550,000	239,545
*	COSCO SHIPPING Holdings Co., Ltd., Class H	913,000	1,626,579
	COSCO SHIPPING International Hong Kong Co., Ltd.	250,000	86,435
	COSCO SHIPPING Ports, Ltd.	720,257	605,011
*	Cosmo Lady China Holdings Co., Ltd.	331,000	48,938
	Country Garden Holdings Co., Ltd.	2,885,545	3,430,302
	Country Garden Services Holdings Co., Ltd.	310,287	3,250,519
	CP Pokphand Co., Ltd.	3,074,000	387,074
	CPMC Holdings, Ltd.	259,000	146,664
	CQ Pharmaceutical Holding Co., Ltd., Class A	26,000	21,870
	CSC Financial Co., Ltd., Class H	214,000	249,168
	CSG Holding Co., Ltd., Class A	76,000	104,847
	CSPC Pharmaceutical Group, Ltd.	3,478,640	4,293,819
#*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	42,000	40,854
	CSSC Science & Technology Co., Ltd., Class A	11,700	19,684
*	CT Environmental Group, Ltd.	882,000	7,244
	CTS International Logistics Corp., Ltd., Class A	40,000	97,475
#*	CWT International, Ltd.	960,000	10,974
*	Cybernaut International Holdings Co., Ltd.	1,200,000	11,561
	D&O Home Collection Co., Ltd., Class A	10,300	29,704
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	23,700	122,484
	DaFa Properties Group, Ltd.	106,000	87,407
	Dali Foods Group Co., Ltd.	942,000	559,594
	Dalian Bio-Chem Co., Ltd., Class A	3,900	8,243
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	58,500	32,591
	Daqin Railway Co., Ltd., Class A	256,288	272,250
	Dare Power Dekor Home Co., Ltd., Class A	16,600	35,261
	Dashang Co., Ltd., Class A	20,900	67,899
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	9,480	110,654

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dawnrays Pharmaceutical Holdings, Ltd.	384,000	$78,317
	Dazhong Transportation Group Co., Ltd., Class A	39,100	21,132
	Dazzle Fashion Co., Ltd., Class A	13,000	38,397
	DBG Technology Co., Ltd., Class A	25,700	43,076
	Deppon Logistics Co., Ltd., Class A	9,700	18,518
#	Dexin China Holdings Co., Ltd.	381,000	148,713
	DHC Software Co., Ltd., Class A	58,000	61,086
	Dian Diagnostics Group Co., Ltd., Class A	19,254	115,574
#*	Differ Group Holding Co., Ltd.	886,000	107,081
	Digital China Group Co., Ltd., Class A	18,100	47,101
	Digital China Holdings, Ltd.	282,250	211,046
	Digital China Information Service Co., Ltd., Class A	25,100	53,015
	Dong-E-E-Jiao Co., Ltd., Class A	11,500	63,036
	Dongfang Electric Corp., Ltd., Class H	172,400	144,351
	Dongfang Electronics Co., Ltd., Class A	29,700	21,183
	Dongfeng Motor Group Co., Ltd., Class H	886,000	770,019
	Dongjiang Environmental Co., Ltd., Class H	80,800	47,903
	Dongxing Securities Co., Ltd., Class A	49,000	77,838
	Dongyue Group, Ltd.	700,000	609,643
*	Doushen Beijing Education & Technology, Inc., Class A	23,500	26,303
*	DouYu International Holdings, Ltd., ADR	26,893	244,995
	Dynagreen Environmental Protection Group Co., Ltd., Class H	171,000	82,643
	East Money Information Co., Ltd., Class A	61,218	303,508
*	Easysight Supply Chain Management Co., Ltd., Class A	33,100	30,243
*	Ecovacs Robotics Co., Ltd., Class A	1,800	45,399
	Electric Connector Technology Co., Ltd., Class A	4,000	26,245
	Elion Energy Co., Ltd., Class A	82,000	39,720
	ENN Energy Holdings, Ltd.	213,600	3,644,992
	ENN Natural Gas Co., Ltd., Class A	48,600	131,379
	Eoptolink Technology, Inc., Ltd., Class A	11,100	66,050
#	Essex Bio-technology, Ltd.	144,000	103,789
*	Estun Automation Co., Ltd., Class A	5,900	29,244
	Eternal Asia Supply Chain Management, Ltd., Class A	62,600	49,229
	EVA Precision Industrial Holdings, Ltd.	184,000	17,724
	Eve Energy Co., Ltd., Class A	11,215	152,714
	Everbright Jiabao Co., Ltd., Class A	39,300	18,264
	Everbright Securities Co., Ltd., Class H	67,400	52,826
*	Fang Holdings, Ltd., ADR	1,934	22,825
*	Fangda Carbon New Material Co., Ltd., Class A	51,400	70,409
*	Fangda Special Steel Technology Co., Ltd., Class A	70,449	99,406
#	Fanhua, Inc., Sponsored ADR	16,293	217,512
	Fantasia Holdings Group Co., Ltd.	814,500	104,508
*	FAW Jiefang Group Co., Ltd.	65,500	111,703
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	21,800	60,002
*	FIH Mobile, Ltd.	152,000	21,458
	Financial Street Holdings Co., Ltd., Class A	56,800	54,326
	FinVolution Group, ADR	28,965	194,355
	First Capital Securities Co., Ltd., Class A	71,200	71,635
#*	First Tractor Co., Ltd., Class H	84,000	40,755
#	Flat Glass Group Co., Ltd., Class H	110,000	337,863
	Focus Media Information Technology Co., Ltd., Class A	162,300	269,569
*	Focused Photonics Hangzhou, Inc., Class A	19,100	33,007
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	32,474	847,749
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	13,700	18,428
*	Founder Securities Co., Ltd., Class A	89,300	126,807
	Fu Shou Yuan International Group, Ltd.	457,000	494,020
	Fuan Pharmaceutical Group Co., Ltd., Class A	24,000	16,180
	Fujian Longking Co., Ltd., Class A	30,100	39,374
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	12,894	32,351

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fujian Star-net Communication Co., Ltd., Class A	15,900	$46,038
	Fujian Sunner Development Co., Ltd., Class A	26,400	107,576
*	Fullshare Holdings, Ltd.	4,617,482	96,902
	Fusen Pharmaceutical Co., Ltd.	97,000	58,498
#*	Futu Holdings, Ltd., ADR	3,350	498,413
	Fuyao Glass Industry Group Co., Ltd., Class H	130,800	757,260
	Ganfeng Lithium Co., Ltd., Class H	2,600	34,829
	Gansu Qilianshan Cement Group Co., Ltd., Class A	24,100	48,785
	Gansu Shangfeng Cement Co., Ltd., Class A	28,000	83,383
	G-bits Network Technology Xiamen Co., Ltd., Class A	2,300	162,404
*	GCL New Energy Holdings, Ltd.	1,132,000	33,119
*	GCL System Integration Technology Co., Ltd., Class A	72,200	34,571
*	GCL-Poly Energy Holdings, Ltd.	7,288,000	1,857,712
#*	GDS Holdings, Ltd., ADR	10,252	850,608
	Geely Automobile Holdings, Ltd.	1,839,000	4,790,028
	GEM Co., Ltd., Class A	43,700	67,073
	Gemdale Corp., Class A	80,400	145,733
	Gemdale Properties & Investment Corp., Ltd.	2,660,000	373,206
	Genertec Universal Medical Group Co., Ltd.	479,000	398,292
	Genimous Technology Co., Ltd., Class A	39,100	36,682
*	Genscript Biotech Corp.	40,000	92,473
	Getein Biotech, Inc., Class A	7,800	41,843
	GF Securities Co., Ltd., Class H	514,400	743,405
	Giant Network Group Co., Ltd., Class A	24,200	51,158
	Gigadevice Semiconductor Beijing, Inc., Class A	2,900	86,142
*	Global Top E-Commerce Co., Ltd., Class A	49,800	26,967
*	Glorious Property Holdings, Ltd.	1,043,000	32,489
*	Glory Sun Financial Group, Ltd.	1,048,000	34,931
	GoerTek, Inc., Class A	68,300	395,631
	Goldcard Smart Group Co., Ltd.	8,900	14,756
	Golden Eagle Retail Group, Ltd.	207,000	186,094
	Golden Throat Holdings Group Co., Ltd.	20,500	4,703
	GoldenHome Living Co., Ltd., Class A	2,500	24,504
*	Goldenmax International Technology, Ltd., Class A	16,000	36,699
	Goldlion Holdings, Ltd.	159,152	38,015
	Goldpac Group, Ltd.	138,000	33,933
#*	GOME Retail Holdings, Ltd.	3,510,940	574,205
*	Gosuncn Technology Group Co., Ltd., Class A	75,900	53,528
*	Gotion High-tech Co., Ltd., Class A	10,000	53,421
*	Grand Baoxin Auto Group, Ltd.	406,323	41,197
	Grandblue Environment Co., Ltd., Class A	14,300	52,416
	Grandjoy Holdings Group Co., Ltd., Class A	145,800	82,121
#	Great Wall Motor Co., Ltd., Class H	695,000	1,725,388
	Greattown Holdings, Ltd., Class A	72,300	40,417
	Greatview Aseptic Packaging Co., Ltd.	371,000	183,304
	Gree Electric Appliances, Inc., Class A	47,400	437,478
*	Gree Real Estate Co., Ltd., Class A	35,600	36,927
	Greenland Holdings Corp., Ltd., Class A	128,800	112,477
	Greenland Hong Kong Holdings, Ltd.	445,000	154,706
#	Greentown China Holdings, Ltd.	389,000	466,706
	Greentown Service Group Co., Ltd.	348,000	553,217
	GRG Banking Equipment Co., Ltd., Class A	38,700	76,976
	Grinm Advanced Materials Co., Ltd., Class A	21,900	39,249
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	44,079	37,430
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	65,700	45,616
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	33,300	34,492
	Guangdong Haid Group Co., Ltd., Class A	21,500	276,495
*	Guangdong HEC Technology Holding Co., Ltd., Class A	121,903	88,238
	Guangdong Hongda Blasting Co., Ltd., Class A	13,700	58,721

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	45,300	$37,811
	Guangdong Investment, Ltd.	648,000	997,677
*	Guangdong Land Holdings, Ltd.	142,000	18,883
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	18,400	16,212
*	Guangdong Shirongzhaoye Co., Ltd., Class A	10,600	9,980
	Guangdong Tapai Group Co., Ltd., Class A	44,300	76,425
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	12,800	73,814
*	Guangdong Yueyun Transportation Co., Ltd., Class H	71,000	12,036
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	24,300	32,948
	Guangshen Railway Co., Ltd., Sponsored ADR	3,470	34,873
	Guangshen Railway Co., Ltd., Class H	416,000	83,423
	Guangxi Liugong Machinery Co., Ltd., Class A	47,500	70,141
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	11,600	40,542
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	92,200	42,394
	Guangzhou Automobile Group Co., Ltd., Class H	578,836	493,801
	Guangzhou Baiyun International Airport Co., Ltd., Class A	38,600	72,402
	Guangzhou Haige Communications Group, Inc. Co., Class A	45,900	70,271
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	7,100	157,502
	Guangzhou R&F Properties Co., Ltd., Class H	780,800	996,558
	Guangzhou Restaurant Group Co., Ltd., Class A	8,300	50,286
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	4,700	54,557
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	11,300	232,282
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	10,030	103,896
	Guangzhou Wondfo Biotech Co., Ltd., Class A	8,600	134,526
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	18,400	36,483
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	29,700	37,532
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	22,500	15,395
	Guizhou Gas Group Corp., Ltd., Class A	27,100	38,236
	Guizhou Space Appliance Co., Ltd., Class A	4,300	29,293
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	43,700	71,995
*	Guocheng Mining Co., Ltd., Class A	4,800	6,737
#*	Guolian Securities Co., Ltd., Class H	110,500	52,723
	Guomai Technologies, Inc., Class A	62,200	56,737
	Guorui Properties, Ltd.	529,000	27,249
	Guosen Securities Co., Ltd., Class A	40,012	64,753
*	Guosheng Financial Holding, Inc., Class A	38,130	62,740
	Guotai Junan Securities Co., Ltd., Class H	102,600	145,669
	Guoyuan Securities Co., Ltd., Class A	14,950	17,711
*	Haichang Ocean Park Holdings, Ltd.	643,000	57,819
	Haier Smart Home Co., Ltd., Class A	80,200	409,458
*	Haier Smart Home Co., Ltd., Class H	841,599	3,619,276
#*	Hailiang Education Group, Inc., ADR	3,382	167,138
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	6,700	29,194
*	Hainan Meilan International Airport Co., Ltd., Class H	63,000	266,657
	Hainan Poly Pharm Co., Ltd., Class A	9,400	71,403
*	Hainan Ruize New Building Material Co., Ltd., Class A	28,400	23,037
	Hainan Strait Shipping Co., Ltd., Class A	41,250	41,818
	Haisco Pharmaceutical Group Co., Ltd., Class A	11,600	47,238
	Haitian International Holdings, Ltd.	273,000	1,110,725
	Haitong Securities Co., Ltd., Class H	403,200	360,574
*	Hand Enterprise Solutions Co., Ltd., Class A	55,200	54,741
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	13,600	80,274
	Hangcha Group Co., Ltd., Class A	23,300	75,116
	Hangjin Technology Co., Ltd., Class A	13,800	46,559
	Hangxiao Steel Structure Co., Ltd., Class A	62,700	35,331
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	119,700	81,388
	Hangzhou Century Co., Ltd., Class A	32,500	32,916
	Hangzhou First Applied Material Co., Ltd., Class A	6,200	87,239
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	29,900	158,209

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Robam Appliances Co., Ltd., Class A	4,500	$26,617
	Hangzhou Silan Microelectronics Co., Ltd., Class A	13,800	76,463
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,733	41,722
	Han’s Laser Technology Industry Group Co., Ltd., Class A	20,900	129,161
#	Harbin Bank Co., Ltd., Class H	480,000	60,895
	Harbin Boshi Automation Co., Ltd., Class A	27,361	56,755
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	48,500	20,446
	HBIS Resources Co., Ltd., Class A	9,800	33,393
#*	HC Group, Inc.	262,500	36,584
	Health and Happiness H&H International Holdings, Ltd.	101,000	363,642
	Hebei Chengde Lolo Co., Class A	53,300	55,691
#	Hebei Construction Group Corp., Ltd., Class H	82,500	27,953
	Hebei Sitong New Metal Material Co., Ltd., Class A	14,900	29,064
	Hefei Meiya Optoelectronic Technology, Inc., Class A	10,100	74,796
	Heilongjiang Agriculture Co., Ltd., Class A	30,900	72,181
	Henan Lingrui Pharmaceutical Co., Class A	24,374	36,746
	Henan Pinggao Electric Co., Ltd., Class A	40,800	37,122
	Henan Shuanghui Investment & Development Co., Ltd., Class A	70,459	397,897
	Henan Yuguang Gold & Lead Co., Ltd., Class A	27,300	23,250
	Henan Zhongyuan Expressway Co., Ltd., Class A	59,500	31,340
	Henderson Investment, Ltd.	386,000	20,125
	Hengan International Group Co., Ltd.	296,500	1,916,097
*	Hengdeli Holdings, Ltd.	911,200	35,132
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	36,100	75,231
	Hengli Petrochemical Co., Ltd.,, Class A	124,500	567,772
#*	HengTen Networks Group, Ltd.	172,000	202,636
	Hengtong Optic-electric Co., Ltd., Class A	36,700	65,504
	Hengyi Petrochemical Co., Ltd., Class A	73,020	147,893
*	Hesteel Co., Ltd., Class A	243,800	95,932
	Hexing Electrical Co., Ltd., Class A	20,700	38,424
*	Hi Sun Technology China, Ltd.	1,011,000	190,387
	Hisense Home Appliances Group Co., Ltd., Class H	158,000	265,726
	Hithink RoyalFlush Information Network Co., Ltd., Class A	9,788	163,658
	HKC Holdings, Ltd.	72,723	74,148
	Holitech Technology Co., Ltd., Class A	89,400	45,204
	Hongda Xingye Co., Ltd., Class A	84,400	49,069
	Hongfa Technology Co., Ltd., Class A	13,500	116,155
*	Honghua Group, Ltd.	1,396,000	43,664
	Honworld Group, Ltd.	72,000	28,456
	Hope Education Group Co., Ltd.	648,000	217,851
	Hopefluent Group Holdings, Ltd.	96,000	34,191
	Hopson Development Holdings, Ltd.	357,000	1,400,115
*	Hua Hong Semiconductor, Ltd.	113,000	702,944
	Huaan Securities Co., Ltd., Class A	76,600	71,907
	Huadong Medicine Co., Ltd., Class A	28,100	227,453
	Huafa Industrial Co., Ltd. Zhuhai, Class A	69,565	67,510
	Huafon Chemical Co., Ltd., Class A	60,600	119,548
	Huafon Microfibre Shanghai Technology Co., Ltd.	57,300	47,763
	Huafu Fashion Co., Ltd., Class A	36,200	32,668
	Huagong Tech Co., Ltd., Class A	9,300	28,932
	Hualan Biological Engineering, Inc., Class A	26,700	173,042
*	Huanxi Media Group, Ltd.	520,000	159,823
	Huapont Life Sciences Co., Ltd., Class A	58,350	58,253
	Huatai Securities Co., Ltd., Class H	225,200	321,344
	Huaxi Holdings Co., Ltd.	96,000	30,914
	Huaxi Securities Co., Ltd., Class A	43,500	62,635
	Huaxia Bank Co., Ltd., Class A	93,036	89,661
	Huayu Automotive Systems Co., Ltd., Class A	52,100	210,554
	Huazhong In-Vehicle Holdings Co., Ltd.	242,000	74,793

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Huazhu Group, Ltd., ADR	33,456	$1,972,566
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	79,400	46,762
	Hubei Dinglong Co., Ltd., Class A	6,900	17,271
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	26,500	78,910
*	Hubei Kaile Science & Technology Co., Ltd., Class A	34,900	44,289
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	33,700	69,828
	Huishang Bank Corp., Ltd., Class H	123,900	40,816
	Huizhou Desay Sv Automotive Co., Ltd., Class A	2,000	32,276
	Hunan Aihua Group Co., Ltd., Class A	14,000	62,820
	Hunan Gold Corp., Ltd., Class A	31,100	37,736
	Hunan New Wellful Co., Ltd., Class A	18,300	18,215
	Hunan Valin Steel Co., Ltd., Class A	162,300	196,467
	Hundsun Technologies, Inc., Class A	13,027	184,224
#*	HUYA, Inc., ADR	22,248	392,010
*	Hytera Communications Corp., Ltd., Class A	61,000	46,806
*	HyUnion Holding Co., Ltd., Class A	53,800	55,007
*	iDreamSky Technology Holdings, Ltd.	116,800	54,772
	Iflytek Co., Ltd., Class A	14,600	114,462
	IKD Co., Ltd., Class A	18,800	41,482
	IMAX China Holding, Inc.	65,500	154,254
	Industrial & Commercial Bank of China, Ltd., Class H	18,448,017	11,970,762
	Industrial Bank Co., Ltd., Class A	266,445	893,418
	Industrial Securities Co., Ltd., Class A	75,800	106,193
	Infore Environment Technology Group Co., Ltd., Class A	24,400	29,677
*	Inke, Ltd.	171,000	55,480
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	359,100	81,440
	Inner Mongolia First Machinery Group Co., Ltd., Class A	36,300	58,043
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	93,300	588,091
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	108,000	49,891
*	Innovent Biologics, Inc.	92,000	997,905
*	Innuovo Technology Co., Ltd., Class A	26,600	20,883
	Inspur Electronic Information Industry Co., Ltd., Class A	13,900	57,793
*	Inspur International, Ltd.	150,000	48,976
	Inspur Software Co., Ltd., Class A	6,700	12,557
	IReader Technology Co., Ltd., Class A	6,800	30,217
*	IRICO Group New Energy Co., Ltd., Class H	5,900	20,257
	Jack Sewing Machine Co., Ltd., Class A	3,000	14,856
	Jafron Biomedical Co., Ltd., Class A	9,400	139,727
	Jason Furniture Hangzhou Co., Ltd., Class A	4,600	56,927
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	33,400	40,555
*	JD.com, Inc., ADR	43,571	3,370,653
	Jiajiayue Group Co., Ltd., Class A	18,500	49,771
	Jiangling Motors Corp., Ltd., Class A	13,900	51,325
	Jiangnan Group, Ltd.	1,488,000	73,638
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	68,200	25,019
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	49,400	52,893
	Jiangsu Eastern Shenghong Co., Ltd., Class A	17,000	39,430
	Jiangsu Expressway Co., Ltd., Class H	356,000	418,990
	Jiangsu Guotai International Group Co., Ltd., Class A	53,700	53,938
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	17,526	232,115
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	14,900	41,319
*	Jiangsu Hoperun Software Co., Ltd., Class A	22,500	33,153
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	80,100	51,103
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	24,600	39,581
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	41,800	41,084
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	48,300	76,174
	Jiangsu Shagang Co., Ltd., Class A	53,400	81,100
	Jiangsu Yangnong Chemical Co., Ltd., Class A	7,093	122,454
	Jiangsu Yoke Technology Co., Ltd., Class A	6,573	59,727

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	23,000	$112,723
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	47,000	39,707
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	67,900	74,128
	Jiangsu Zhongtian Technology Co., Ltd., Class A	71,800	113,145
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	80,300	47,348
	Jiangxi Bank Co., Ltd., Class H	182,500	76,355
	Jiangxi Copper Co., Ltd., Class H	269,000	652,957
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	11,800	33,815
	Jiangxi Wannianqing Cement Co., Ltd., Class A	27,200	55,731
	Jiangxi Zhengbang Technology Co., Ltd., Class A	75,800	172,188
	Jiangzhong Pharmaceutical Co., Ltd., Class A	20,600	35,168
	Jiayou International Logistics Co., Ltd., Class A	5,900	20,392
	Jiayuan International Group, Ltd.	602,319	277,248
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	32,900	77,240
*	Jilin Electric Power Co., Ltd., Class A	68,400	48,584
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	18,100	8,556
	Jinchuan Group International Resources Co., Ltd.	1,549,000	267,434
	Jinduicheng Molybdenum Co., Ltd., Class A	11,900	10,579
	Jingrui Holdings, Ltd.	221,000	64,391
	Jinke Properties Group Co., Ltd., Class A	83,423	84,902
#*	JinkoSolar Holding Co., Ltd., ADR	18,951	700,429
	Jinyu Bio-Technology Co., Ltd., Class A	26,100	87,772
	Jinyuan EP Co., Ltd., Class A	36,400	38,635
	Jiuzhitang Co., Ltd., Class A	24,800	33,187
	JL Mag Rare-Earth Co., Ltd., Class A	7,500	42,000
	JNBY Design, Ltd.	87,000	167,645
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	48,000	108,755
	Joinn Laboratories China Co., Ltd., Class A	3,600	84,575
	Jointo Energy Investment Co., Ltd. Hebei, Class A	44,000	34,782
*	Jointown Pharmaceutical Group Co., Ltd., Class A	55,462	145,107
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	10,500	75,562
	Joy City Property, Ltd.	1,704,000	105,211
	Joyoung Co., Ltd., Class A	22,100	108,439
#	JOYY, Inc., ADR	21,567	2,050,159
	JSTI Group, Class A	36,800	31,421
	Ju Teng International Holdings, Ltd.	412,000	110,466
	Juewei Food Co., Ltd., Class A	9,000	119,758
	Juneyao Airlines Co., Ltd., Class A	26,800	61,212
*	Jupai Holdings, Ltd.	7,612	16,126
	Jutal Offshore Oil Services, Ltd.	216,000	32,330
*	Kai Yuan Holdings, Ltd.	1,320,000	6,984
#	Kaisa Group Holdings, Ltd.	1,728,000	750,002
	Kaisa Prosperity Holdings, Ltd.	21,750	66,202
*	Kangda International Environmental Co., Ltd.	250,000	22,230
*	Kasen International Holdings, Ltd.	158,000	18,435
	Kingboard Holdings, Ltd.	323,400	1,909,825
	Kingboard Laminates Holdings, Ltd.	542,973	1,354,355
	KingClean Electric Co., Ltd., Class A	3,800	26,297
	Kingdee International Software Group Co., Ltd.	196,000	645,459
	Kingsoft Corp., Ltd.	207,000	1,460,516
	Konfoong Materials International Co., Ltd., Class A	5,300	33,026
*	Kong Sun Holdings, Ltd.	650,000	7,233
	Konka Group Co., Ltd., Class A	48,100	47,739
	KPC Pharmaceuticals, Inc., Class A	26,900	38,738
*	Kuang-Chi Technologies Co., Ltd., Class A	7,100	20,506
	Kunlun Energy Co., Ltd.	1,898,000	2,029,403
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	10,500	14,296
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	9,100	22,996
	KWG Group Holdings, Ltd.	793,830	1,271,735

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	KWG Living Group Holdings, Ltd.	396,915	$406,764
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	19,100	18,960
	Lao Feng Xiang Co., Ltd., Class A	9,100	77,529
	Laobaixing Pharmacy Chain JSC, Class A	9,340	77,257
*	Launch Tech Co., Ltd., Class H	53,500	27,504
	Lee & Man Chemical Co., Ltd.	86,000	45,863
	Lee & Man Paper Manufacturing, Ltd.	734,000	638,206
	Lee’s Pharmaceutical Holdings, Ltd.	124,500	76,820
	Legend Holdings Corp., Class H	257,900	421,681
	Lenovo Group, Ltd.	3,504,000	4,787,704
	Lens Technology Co., Ltd., Class A	104,600	420,090
	Leo Group Co., Ltd., Class A	250,000	94,861
	Leoch International Technology, Ltd.	67,000	8,678
	Lepu Medical Technology Beijing Co., Ltd., Class A	36,707	181,578
#*	LexinFintech Holdings, Ltd., ADR	48,034	436,629
	Leyard Optoelectronic Co., Ltd., Class A	58,500	64,572
	Li Ning Co., Ltd.	637,500	5,173,747
	LianChuang Electronic Technology Co., Ltd., Class A	24,500	41,857
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	9,537
	Liaoning Cheng Da Co., Ltd., Class A	26,600	92,515
	Liaoning Port Co., Ltd., Class H	206,000	22,007
	Lier Chemical Co., Ltd., Class A	19,700	72,828
*	Lifestyle China Group, Ltd.	222,000	36,980
*	Lifetech Scientific Corp.	1,134,000	611,420
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	36,200	16,086
	Lingyi iTech Guangdong Co., Class A	88,000	111,617
*	Link Motion, Inc., Sponsored ADR	24,777	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	8,700	12,454
	Liuzhou Iron & Steel Co., Ltd., Class A	46,100	51,171
#	Livzon Pharmaceutical Group, Inc., Class H	71,171	332,226
#	LK Technology Holdings, Ltd.	145,000	222,953
	Logan Group Co., Ltd.	656,000	1,042,029
	Lomon Billions Group Co., Ltd., Class A	37,100	193,113
	Loncin Motor Co., Ltd., Class A	64,300	33,232
	Long Yuan Construction Group Co., Ltd., Class A	37,800	28,722
	Longfor Group Holdings, Ltd.	559,500	3,475,316
	LONGi Green Energy Technology Co., Ltd., Class A	61,163	933,043
	Longshine Technology Group Co., Ltd., Class A	16,400	41,496
	Lonking Holdings, Ltd.	1,137,000	482,094
	Luenmei Quantum Co., Ltd., Class A	34,400	48,219
	Luoniushan Co., Ltd., Class A	29,300	37,531
*	Luoyang Glass Co., Ltd., Class H	74,000	58,946
	Luxi Chemical Group Co., Ltd., Class A	48,200	114,081
	Luxshare Precision Industry Co., Ltd., Class A	96,718	549,630
#	Luye Pharma Group, Ltd.	865,500	523,819
	LVGEM China Real Estate Investment Co., Ltd.	398,000	112,975
	Maanshan Iron & Steel Co., Ltd., Class H	382,000	182,315
	Maccura Biotechnology Co., Ltd., Class A	15,700	115,121
*	Macrolink Culturaltainment Development Co., Ltd., Class A	46,900	17,214
	Mango Excellent Media Co., Ltd., Class A	25,400	266,143
	Maoye International Holdings, Ltd.	383,000	16,440
*	Markor International Home Furnishings Co., Ltd., Class A	47,400	39,263
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	10,800	32,302
*	Meitu, Inc.	815,500	253,144
#*	Meituan, Class B	272,300	10,422,087
	Microport Scientific Corp.	46,000	331,702
	Midea Group Co., Ltd., Class A	148,000	1,827,911
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	3,300	60,432
	Min Xin Holdings, Ltd.	66,000	33,402

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ming Yang Smart Energy Group, Ltd., Class A	40,600	$110,631
*	Mingfa Group International Co., Ltd.	374,000	31,883
	Minmetals Land, Ltd.	687,644	74,026
	Minsheng Education Group Co., Ltd.	290,000	50,921
	Minth Group, Ltd.	386,000	1,563,388
	Misho Ecology & Landscape Co., Ltd., Class A	19,700	13,076
	MLS Co., Ltd., Class A	35,000	70,632
*	MMG, Ltd.	1,398,000	903,122
	MOBI Development Co., Ltd.	217,000	15,621
*	Mobvista, Inc.	135,000	154,609
	Modern Land China Co., Ltd.	436,000	45,339
#*	MOGU, Inc., ADR	12,729	20,239
	Momo, Inc., Sponsored ADR	73,945	1,084,034
*	Montnets Cloud Technology Group Co., Ltd., Class A	9,700	21,385
	Muyuan Foods Co., Ltd., Class A	57,710	1,005,198
*	Myhome Real Estate Development Group Co., Ltd., Class A	111,200	30,724
	MYS Group Co., Ltd., Class A	32,200	17,936
*	Nan Hai Corp., Ltd.	4,000,000	29,393
	NanJi E-Commerce Co., Ltd., Class A	73,286	91,167
	Nanjing Hanrui Cobalt Co., Ltd., Class A	3,700	41,720
	Nanjing Iron & Steel Co., Ltd., Class A	115,000	74,662
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	19,049	135,277
*	Nanjing Sample Technology Co., Ltd., Class H	67,000	40,367
	Nanjing Securities Co., Ltd., Class A	32,300	48,862
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	44,800	70,839
	NARI Technology Co., Ltd., Class A	61,100	300,898
*	Nature Home Holding Co., Ltd.	168,000	24,546
	NAURA Technology Group Co., Ltd., Class A	3,100	78,824
	NavInfo Co., Ltd., Class A	26,900	58,904
	NetDragon Websoft Holdings, Ltd.	107,000	299,108
	NetEase, Inc., ADR	87,693	9,826,878
	New China Life Insurance Co., Ltd., Class H	333,400	1,280,827
	New Hope Liuhe Co., Ltd., Class A	56,400	144,511
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	224,450	3,425,107
*	New World Department Store China, Ltd.	209,000	35,486
	Newland Digital Technology Co., Ltd., Class A	29,200	62,840
	Nexteer Automotive Group, Ltd.	439,000	492,185
	Nine Dragons Paper Holdings, Ltd.	906,000	1,241,470
	Ninestar Corp., Class A	27,591	107,800
	Ningbo Huaxiang Electronic Co., Ltd., Class A	18,700	49,954
	Ningbo Joyson Electronic Corp., Class A	22,700	63,548
	Ningbo Orient Wires & Cables Co., Ltd., Class A	21,600	75,439
	Ningbo Tuopu Group Co., Ltd., Class A	8,500	44,506
	Ningbo Yunsheng Co., Ltd., Class A	21,900	21,271
	Ningbo Zhoushan Port Co., Ltd., Class A	65,900	40,275
*	NIO, Inc., ADR	52,664	2,098,134
*	Niu Technologies, Sponsored ADR	16,267	607,735
*	Noah Holdings, Ltd., Sponsored ADR	5,159	227,254
	Norinco International Cooperation, Ltd., Class A	18,600	22,094
	North Huajin Chemical Industries Co., Ltd., Class A	41,500	39,995
	Northeast Securities Co., Ltd., Class A	64,000	81,117
	NSFOCUS Technologies Group Co., Ltd., Class A	15,100	35,271
#*	NVC International Holdings, Ltd.	1,151,000	28,722
	Offcn Education Technology Co., Ltd., Class A	20,500	80,484
	Offshore Oil Engineering Co., Ltd., Class A	72,200	48,381
	OFILM Group Co., Ltd., Class A	76,500	99,803
	Oppein Home Group, Inc., Class A	5,363	137,934
	Opple Lighting Co., Ltd., Class A	9,601	44,497
	ORG Technology Co., Ltd., Class A	74,500	64,221

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Orient Group, Inc., Class A	105,200	$54,261
	Orient Securities Co., Ltd., Class H	178,800	113,394
	Oriental Pearl Group Co., Ltd., Class A	55,600	75,561
*	Ourpalm Co., Ltd., Class A	65,800	42,794
	Ovctek China, Inc., Class A	5,676	101,572
	Overseas Chinese Town Asia Holdings, Ltd.	108,000	22,638
#	Pacific Online, Ltd.	173,000	43,333
*	Pacific Securities Co., Ltd. (The), Class A	125,700	71,915
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	216,000	74,257
	PAX Global Technology, Ltd.	414,000	458,124
	PCI-Suntek Technology Co., Ltd., Class A	48,300	47,146
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	50,900	18,537
	People’s Insurance Co. Group of China, Ltd. (The), Class H	1,270,000	434,150
	Perfect World Co., Ltd., Class A	21,900	71,883
	PharmaBlock Sciences Nanjing, Inc., Class A	3,900	86,489
#*	Phoenix Media Investment Holdings, Ltd.	466,000	47,900
#	Phoenix New Media, Ltd., ADR	12,224	20,414
	PICC Property & Casualty Co., Ltd., Class H	2,769,582	2,711,392
*	Pinduoduo, Inc., ADR	15,479	2,073,102
	Ping An Bank Co., Ltd., Class A	248,800	893,611
#*	Ping An Healthcare and Technology Co., Ltd.	46,200	539,054
	Ping An Insurance Group Co. of China, Ltd., Class H	1,851,000	20,180,090
*	Polaris Bay Group Co., Ltd., Class A	47,200	67,458
	Poly Culture Group Corp., Ltd., Class H	41,600	23,318
	Poly Developments and Holdings Group Co., Ltd., Class A	114,800	247,702
	Poly Property Group Co., Ltd.	1,180,111	336,799
	Postal Savings Bank of China Co., Ltd., Class H	2,222,000	1,441,115
*	Pou Sheng International Holdings, Ltd.	1,069,687	259,949
	Power Construction Corp. of China, Ltd., Class A	117,900	69,478
	Powerlong Real Estate Holdings, Ltd.	777,000	816,840
	Prinx Chengshan Cayman Holding, Ltd.	40,500	48,435
	Proya Cosmetics Co., Ltd., Class A	2,200	61,943
#	PW Medtech Group, Ltd.	223,000	18,901
	Q Technology Group Co., Ltd.	188,000	374,635
	Qianhe Condiment and Food Co., Ltd., Class A	14,200	71,999
	Qingdao East Steel Tower Stock Co., Ltd., Class A	18,100	19,639
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	29,200	57,544
	Qingdao Gon Technology Co., Ltd., Class A	8,500	35,031
	Qingdao Hanhe Cable Co., Ltd., Class A	109,300	62,252
	Qingdao Port International Co., Ltd., Class H	98,000	60,268
	Qingdao TGOOD Electric Co., Ltd., Class A	13,600	52,767
	Qingdao Topscomm Communication, Inc., Class A	24,800	28,007
	Qingling Motors Co., Ltd., Class H	316,000	73,468
#	Qinhuangdao Port Co., Ltd., Class H	372,500	64,584
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	24,300	7,063
#*	Qudian, Inc., Sponsored ADR	34,095	69,895
	Qunxing Paper Holdings Co., Ltd.	124,416	0
	Rainbow Digital Commercial Co., Ltd., Class A	29,600	31,601
	Raisecom Technology Co., Ltd., Class A	6,400	7,985
	Rastar Group, Class A	34,300	16,127
*	Realcan Pharmaceutical Group Co., Ltd., Class A	53,400	35,688
	Red Avenue New Materials Group Co., Ltd., Class A	3,900	19,346
	Red Star Macalline Group Corp., Ltd., Class H	228,207	128,913
#	Redco Properties Group, Ltd.	498,000	180,230
	Redsun Properties Group, Ltd.	462,000	154,407
	Renhe Pharmacy Co., Ltd., Class A	57,900	81,326
	Rianlon Corp., Class A	3,800	23,652
	Richinfo Technology Co., Ltd., Class A	3,300	6,852
*	RISE Education Cayman, Ltd., ADR	6,801	22,987

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	RiseSun Real Estate Development Co., Ltd., Class A	128,200	$121,855
	Road King Infrastructure, Ltd.	91,000	120,925
	Rongan Property Co., Ltd., Class A	52,800	22,458
	Rongsheng Petro Chemical Co., Ltd., Class A	113,147	493,444
#	Ronshine China Holdings, Ltd.	341,500	238,240
	Runjian Co., Ltd., Class A	6,400	22,955
*	RYB Education, Inc., ADR	3,600	10,296
	SAIC Motor Corp, Ltd., Class A	73,900	228,971
	Sailun Group Co., Ltd., Class A	71,600	111,419
	Sanan Optoelectronics Co., Ltd., Class A	31,700	122,321
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	68,100	33,303
	Sangfor Technologies, Inc., Class A	1,900	80,076
	Sansteel Minguang Co., Ltd. Fujian, Class A	89,200	112,596
	Sany Heavy Equipment International Holdings Co., Ltd.	460,000	557,209
	Sany Heavy Industry Co., Ltd., Class A	167,200	794,047
*	Saurer Intelligent Technology Co., Ltd., Class A	62,300	29,545
	Sealand Securities Co., Ltd., Class A	103,000	66,841
	Seazen Group, Ltd.	1,036,000	1,104,201
	Seazen Holdings Co., Ltd. , Class A	51,700	359,151
	S-Enjoy Service Group Co., Ltd.	80,000	261,109
	SF Holding Co., Ltd., Class A	77,400	765,642
	SG Micro Corp., Class A	1,400	56,588
	SGIS Songshan Co., Ltd., Class A	82,700	63,603
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	36,218	127,645
#	Shandong Chenming Paper Holdings, Ltd., Class H	158,249	136,891
#	Shandong Gold Mining Co., Ltd., Class H	236,750	432,325
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	114,139
	Shandong Hi-speed Co., Ltd., Class A	35,300	38,145
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	41,100	246,873
	Shandong Humon Smelting Co., Ltd., Class A	52,900	98,468
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	18,500	68,595
	Shandong Linglong Tyre Co., Ltd., Class A	36,100	309,327
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	36,200	65,809
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	13,100	29,727
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	70,400	28,763
	Shandong Nanshan Aluminum Co., Ltd., Class A	149,900	88,167
	Shandong New Beiyang Information Technology Co., Ltd., Class A	15,500	21,766
	Shandong Publishing & Media Co., Ltd., Class A	24,800	23,559
	Shandong Sinocera Functional Material Co., Ltd., Class A	9,000	68,552
	Shandong Sun Paper Industry JSC, Ltd., Class A	61,661	152,223
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,004,000	2,247,730
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	67,600	41,833
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	35,300	53,719
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	164,000	46,547
	Shanghai AJ Group Co., Ltd., Class A	54,031	58,950
	Shanghai AtHub Co., Ltd., Class A	5,600	26,579
	Shanghai Baosight Software Co., Ltd., Class A	11,200	109,397
	Shanghai Belling Co., Ltd., Class A	9,200	24,462
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	17,300	60,254
	Shanghai Dazhong Public Utilities Group Co., Ltd., Class H	98,000	27,137
	Shanghai East China Computer Co., Ltd., Class A	5,000	19,942
	Shanghai Environment Group Co., Ltd., Class A	28,258	48,290
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	5,800	25,696
#*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	70,000	93,214
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	112,000	71,685
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	4,900	51,154
	Shanghai Industrial Development Co., Ltd., Class A	57,300	41,534
	Shanghai Industrial Holdings, Ltd.	262,000	404,731
	Shanghai Industrial Urban Development Group, Ltd.	918,400	94,417

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai International Airport Co., Ltd., Class A	7,800	$59,100
	Shanghai International Port Group Co., Ltd., Class A	90,300	64,500
	Shanghai Jahwa United Co., Ltd., Class A	6,600	60,000
	Shanghai Jin Jiang Capital Co., Ltd., Class H	668,000	143,956
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	3,000	28,284
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	16,400	30,951
*	Shanghai Junshi Biosciences Co., Ltd., Class H	8,400	87,185
	Shanghai Kinetic Medical Co., Ltd., Class A	14,700	25,392
	Shanghai Lingang Holdings Corp., Ltd., Class A	14,500	46,084
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	38,500	64,692
	Shanghai M&G Stationery Inc, Class A	16,500	232,489
	Shanghai Maling Aquarius Co., Ltd., Class A	27,900	35,170
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	23,800	68,081
	Shanghai Moons’ Electric Co., Ltd., Class A	4,500	14,226
*	Shanghai Phichem Material Co., Ltd., Class A	14,400	32,795
	Shanghai Pudong Construction Co., Ltd., Class A	21,300	20,390
	Shanghai Pudong Development Bank Co., Ltd., Class A	256,000	397,119
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	8,680	108,329
	Shanghai RAAS Blood Products Co., Ltd., Class A	60,900	75,095
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	4,300	22,720
	Shanghai Shimao Co., Ltd., Class A	110,100	71,055
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	31,700	54,028
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	8,300	45,544
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,036	25,719
	Shanghai Tunnel Engineering Co., Ltd., Class A	90,800	73,858
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	24,300	52,584
*	Shanghai Wanye Enterprises Co., Ltd., Class A	28,900	63,991
	Shanghai Weaver Network Co., Ltd., Class A	3,600	46,703
#*	Shanghai Zendai Property, Ltd.	4,155,000	42,257
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	19,200	53,799
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	32,900	24,160
	Shanxi Coking Co., Ltd., Class A	54,600	54,134
	Shanxi Securities Co., Ltd., Class A	59,800	61,692
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	91,700	90,108
*	Shanying International Holding Co., Ltd., Class A	134,600	71,412
	Shengda Resources Co., Ltd., Class A	18,300	38,318
*	Shenghe Resources Holding Co., Ltd., Class A	26,900	68,472
*	Shengjing Bank Co., Ltd., Class H	128,000	116,097
	Shenguan Holdings Group, Ltd.	550,000	36,011
	Shengyi Technology Co., Ltd., Class A	31,500	113,227
	Shennan Circuits Co., Ltd., Class A	7,216	88,286
	Shenwan Hongyuan Group Co., Ltd., Class H	284,000	77,402
	Shenzhen Agricultural Products Group Co., Ltd., Class A	40,000	34,067
	Shenzhen Airport Co., Ltd., Class A	60,600	79,706
	Shenzhen Aisidi Co., Ltd., Class A	35,000	41,666
	Shenzhen Anche Technologies Co., Ltd., Class A	2,700	13,903
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	33,200	15,892
	Shenzhen Capchem Technology Co., Ltd., Class A	5,600	66,378
	Shenzhen Center Power Tech Co., Ltd., Class A	12,100	28,020
	Shenzhen Comix Group Co., Ltd., Class A	27,700	54,623
	Shenzhen Das Intellitech Co., Ltd., Class A	117,500	63,838
	Shenzhen Desay Battery Technology Co., Class A	6,500	71,533
	Shenzhen Ellassay Fashion Co., Ltd., Class A	10,900	25,239
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	22,900	68,783
	Shenzhen Expressway Co., Ltd., Class H	216,000	223,604
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	31,900	44,902
	Shenzhen FRD Science & Technology Co., Ltd.	9,400	20,991
	Shenzhen Gas Corp., Ltd., Class A	37,200	40,221
	Shenzhen Gongjin Electronics Co., Ltd., Class A	23,900	31,886

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co., Ltd., Class A	7,900	$138,512
	Shenzhen Grandland Group Co., Ltd., Class A	44,100	17,487
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	21,000	67,859
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	29,000	72,479
	Shenzhen Heungkong Holding Co., Ltd., Class A	109,100	31,096
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	12,000	7,071
	Shenzhen Inovance Technology Co., Ltd., Class A	12,100	166,491
	Shenzhen International Holdings, Ltd.	543,033	902,633
	Shenzhen Investment Holdings, Ltd.	96,500	38,365
	Shenzhen Investment, Ltd.	1,546,668	565,930
	Shenzhen Kaifa Technology Co., Ltd., Class A	26,700	70,941
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	3,600	100,125
	Shenzhen Kinwong Electronic Co., Ltd., Class A	19,300	83,409
	Shenzhen Megmeet Electrical Co., Ltd., Class A	12,900	67,418
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	12,200	875,759
*	Shenzhen MTC Co., Ltd., Class A	90,800	81,132
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	105,500	55,388
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	136,700	196,321
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	5,800	32,744
	Shenzhen SC New Energy Technology Corp., Class A	4,400	74,589
	Shenzhen SDG Information Co., Ltd., Class A	54,800	59,986
	Shenzhen Sinovatio Technology Co., Ltd., Class A	4,300	26,152
	Shenzhen Sunline Tech Co., Ltd., Class A	19,500	53,480
	Shenzhen Sunlord Electronics Co., Ltd., Class A	12,900	67,886
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	31,200	56,854
	Shenzhen Sunway Communication Co., Ltd., Class A	22,800	98,574
	Shenzhen Tagen Group Co., Ltd., Class A	63,800	60,914
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	48,800	47,597
	Shenzhen World Union Group, Inc., Class A	48,200	43,657
	Shenzhen Yinghe Technology Co., Ltd., Class A	16,100	41,843
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	17,600	23,730
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	20,247	97,376
	Shenzhen Zhenye Group Co., Ltd., Class A	55,400	46,090
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,300	74,992
	Shenzhou International Group Holdings, Ltd.	199,000	4,377,799
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	47,600	41,706
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	26,700	115,630
	Shimao Group Holdings, Ltd.	530,356	1,531,957
	Shinva Medical Instrument Co., Ltd., Class A	8,300	21,316
*	Shouhang High-Tech Energy Co., Ltd., Class A	73,300	24,179
	Shui On Land, Ltd.	1,718,021	282,682
*	Siasun Robot & Automation Co., Ltd., Class A	29,733	44,274
	Sichuan Expressway Co., Ltd., Class H	284,000	67,223
	Sichuan Haite High-tech Co., Ltd., Class A	11,100	17,593
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	230,700	59,482
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	4,000	10,078
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	29,000	97,156
	Sichuan Languang Development Co., Ltd., Class A	77,600	46,569
	Sichuan Shuangma Cement Co., Ltd., Class A	21,200	42,071
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	6,500	14,994
	Sichuan Yahua Industrial Group Co., Ltd., Class A	10,600	33,133
	Sieyuan Electric Co., Ltd., Class A	20,300	98,611
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,566,000	624,986
*	SIM Technology Group, Ltd.	348,000	18,395
	Sino Biopharmaceutical, Ltd.	3,401,000	3,649,672
*	Sino Oil And Gas Holdings, Ltd.	370,000	18,401
	Sino Wealth Electronic, Ltd., Class A	8,400	64,170
	Sinocare, Inc., Class A	8,200	47,086
	Sinochem International Corp., Class A	81,480	70,113

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings, Ltd.	1,006,000	$130,754
	Sinolink Securities Co., Ltd., Class A	33,500	62,392
#*	Sinolink Worldwide Holdings, Ltd.	1,274,400	48,233
	Sinoma International Engineering Co., Class A	47,900	62,925
	Sinoma Science & Technology Co., Ltd., Class A	33,514	113,096
	Sinomach Automobile Co., Ltd., Class A	22,300	17,467
	Sino-Ocean Group Holding, Ltd.	1,207,003	268,136
	Sinopec Kantons Holdings, Ltd.	518,000	198,851
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,350,000	333,741
	Sinopharm Group Co., Ltd., Class H	604,400	1,864,179
	Sino-Platinum Metals Co., Ltd., Class A	10,200	39,921
*	Sinosoft Technology Group, Ltd.	238,800	55,472
	Sinotrans, Ltd., Class H	785,000	358,340
	Sinotruk Hong Kong, Ltd.	320,000	786,275
	Skshu Paint Co., Ltd., Class A	1,660	60,688
	Skyfame Realty Holdings, Ltd.	1,318,000	166,041
	Skyworth Digital Co., Ltd., Class A	35,300	44,331
*	Skyworth Group, Ltd.	627,476	205,025
*	SOHO China, Ltd.	1,086,412	327,769
*	Sohu.com, Ltd., ADR	4,233	79,877
*	Solargiga Energy Holdings, Ltd.	551,000	28,276
	Songcheng Performance Development Co., Ltd., Class A	21,500	72,040
	SooChow Securities Co., Ltd., Class A	65,700	80,205
*	Sou Yu Te Group Co., Ltd., Class A	52,500	13,278
*	Sparkle Roll Group, Ltd.	456,000	14,277
	Spring Airlines Co., Ltd., Class A	9,700	96,141
*	SPT Energy Group, Inc.	484,000	18,228
	SSY Group, Ltd.	825,719	506,740
*	Starrise Media Holdings, Ltd.	70,000	1,313
	Suchuang Gas Corp., Ltd.	24,000	6,292
	Sun King Technology Group, Ltd.	398,000	127,526
#	Sunac China Holdings, Ltd.	1,034,000	4,010,638
*	Sunac Services Holdings, Ltd.	31,757	98,238
	Sunflower Pharmaceutical Group Co., Ltd., Class A	18,983	46,898
	Sunfly Intelligent Technology Co., Ltd., Class A	14,200	21,153
	Sungrow Power Supply Co., Ltd., Class A	11,600	160,020
	Suning Universal Co., Ltd., Class A	121,700	128,270
	Suning.com Co., Ltd., Class A	114,700	117,845
	Sunny Optical Technology Group Co., Ltd.	129,400	3,136,934
	Sunresin New Materials Co., Ltd., Class A	10,147	74,795
#	Sunshine 100 China Holdings, Ltd.	120,000	18,802
	Sunward Intelligent Equipment Co., Ltd., Class A	33,300	42,584
	Sunwave Communications Co., Ltd., Class A	15,500	12,682
	Sunwoda Electronic Co., Ltd., Class A	32,500	107,581
	Suofeiya Home Collection Co., Ltd., Class A	4,500	20,200
*	Suzhou Anjie Technology Co., Ltd., Class A	22,800	50,162
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	28,900	15,050
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	30,600	82,163
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	71,250	101,623
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,200	10,531
	Suzhou TFC Optical Communication Co., Ltd., Class A	4,300	28,260
	Symphony Holdings, Ltd.	690,000	74,622
	Taiji Computer Corp., Ltd., Class A	13,579	42,713
*	TAL Education Group, ADR	30,056	1,711,689
	TangShan Port Group Co., Ltd., Class A	193,130	79,303
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	47,800	83,848
*	Taung Gold International, Ltd.	4,350,000	17,351
	TCL Electronics Holdings, Ltd.	309,666	228,601
	TCL Technology Group Corp., Class A	73,100	101,144

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tech-Bank Food Co., Ltd., Class A	35,500	$77,604
	Ten Pao Group Holdings, Ltd.	92,000	24,428
	Tencent Holdings, Ltd.	1,013,100	80,817,004
*	Tencent Music Entertainment Group, ADR	31,395	546,901
#	Tenfu Cayman Holdings Co., Ltd.	66,000	46,290
	Thunder Software Technology Co., Ltd., Class A	3,200	66,131
	Tian An China Investment Co., Ltd.	209,000	123,941
*	Tian Ge Interactive Holdings, Ltd.	204,000	33,837
*	Tian Shan Development Holding, Ltd.	114,000	30,422
	Tiangong International Co., Ltd.	420,000	261,158
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	11,300	53,838
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	176,000	64,601
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	96,300	64,953
	Tianjin Development Holdings, Ltd.	186,000	39,712
	Tianjin Guangyu Development Co., Ltd., Class A	56,000	46,900
	Tianjin Port Development Holdings, Ltd.	922,000	74,656
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	34,400	146,137
	Tianli Education International Holdings, Ltd.	467,000	386,803
	Tianma Microelectronics Co., Ltd., Class A	32,700	70,011
	Tianneng Power International, Ltd.	396,000	726,092
	Tianshui Huatian Technology Co., Ltd., Class A	48,600	95,788
	Tianyun International Holdings, Ltd.	132,000	27,894
	Tibet Summit Resources Co., Ltd., Class A	31,200	60,209
	Tibet Tianlu Co., Ltd., Class A	26,700	29,108
	Tingyi Cayman Islands Holding Corp.	910,000	1,635,081
	Titan Wind Energy Suzhou Co., Ltd., Class A	52,500	69,007
	Toly Bread Co., Ltd., Class A	10,916	82,848
	Tomson Group, Ltd.	236,385	59,950
	Tong Ren Tang Technologies Co., Ltd., Class H	257,000	203,087
*	Tongcheng-Elong Holdings, Ltd.	350,000	875,560
	Tongda Group Holdings, Ltd.	1,450,000	106,130
*	Tongding Interconnection Information Co., Ltd., Class A	53,200	30,719
*	TongFu Microelectronics Co., Ltd., Class A	32,500	106,849
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	55,600	113,741
	Tongkun Group Co., Ltd., Class A	25,800	90,917
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	38,200	21,494
	Tongling Nonferrous Metals Group Co., Ltd., Class A	120,905	53,016
	Tongwei Co., Ltd., Class A	38,200	206,351
	Tongyu Communication, Inc., Class A	9,300	21,429
#	Top Spring International Holdings, Ltd.	95,000	16,404
*	Topchoice Medical Corp., Class A	3,500	168,687
*	Topsec Technologies Group, Inc., Class A	17,800	49,769
	Towngas China Co., Ltd.	329,626	162,199
	Transfar Zhilian Co., Ltd., Class A	97,900	92,204
	TravelSky Technology, Ltd., Class H	369,500	808,442
*	Trigiant Group, Ltd.	420,000	40,423
*	Trip.com Group, Ltd., ADR	98,998	3,868,842
*	Truly International Holdings, Ltd.	521,140	85,659
	Tsaker Chemical Group, Ltd.	61,500	9,395
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,100	41,372
#*	Tuniu Corp., Sponsored ADR	18,924	52,987
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	42,200	37,321
	UE Furniture Co., Ltd., Class A	7,900	14,363
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	7,800	140,476
	Unilumin Group Co., Ltd., Class A	13,700	17,069
	Uni-President China Holdings, Ltd.	674,966	819,925
	Unisplendour Corp., Ltd., Class A	41,740	117,464
*	United Energy Group, Ltd.	3,476,000	685,480

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	17,100	$42,627
*	V1 Group, Ltd.	812,000	67,930
	Valiant Co., Ltd., Class A	24,900	59,683
	Vatti Corp., Ltd., Class A	51,700	57,836
	Venustech Group, Inc., Class A	9,400	43,950
	Victory Giant Technology Huizhou Co., Ltd., Class A	20,200	72,419
	Vinda International Holdings, Ltd.	157,000	558,110
*	Viomi Technology Co., Ltd., ADR	10,053	78,313
*	Vipshop Holdings, Ltd., ADR	121,028	3,724,032
	Visual China Group Co., Ltd., Class A	10,200	20,939
	Walvax Biotechnology Co., Ltd., Class A	12,600	121,333
*	Wanda Film Holding Co., Ltd., Class A	16,250	46,004
	Wangfujing Group Co., Ltd., Class A	19,100	98,394
	Wangneng Environment Co., Ltd., Class A	10,308	28,918
	Wangsu Science & Technology Co., Ltd., Class A	85,900	73,554
*	Wanguo International Mining Group, Ltd.	26,000	6,861
	Wanhua Chemical Group Co., Ltd., Class A	50,180	793,470
	Want Want China Holdings, Ltd.	1,966,000	1,420,868
	Wanxiang Qianchao Co., Ltd., Class A	99,520	75,882
	Wasion Holdings, Ltd.	236,000	78,151
	Wasu Media Holding Co., Ltd., Class A	32,400	38,480
#*	Weibo Corp., Sponsored ADR	21,750	1,096,200
	Weichai Power Co., Ltd., Class H	686,120	1,588,153
	Weifu High-Technology Group Co., Ltd., Class A	11,400	42,853
	Weihai Guangwei Composites Co., Ltd., Class A	6,300	61,326
	Weiqiao Textile Co., Class H	205,500	54,929
	Wellhope Foods Co., Ltd., Class A	33,300	56,613
	Wens Foodstuffs Group Co., Ltd., Class A	164,600	365,557
	Western Region Gold Co., Ltd., Class A	11,400	22,007
	Western Securities Co., Ltd., Class A	46,104	59,957
	Westone Information Industry, Inc., Class A	6,600	17,310
	Wharf Holdings, Ltd. (The)	578,000	1,753,178
	Will Semiconductor Co., Ltd., Class A	10,600	492,254
	Wingtech Technology Co., Ltd., Class A	13,300	174,457
	Winning Health Technology Group Co., Ltd., Class A	18,300	42,663
	Wisdom Education International Holdings Co., Ltd.	294,000	148,416
	Wison Engineering Services Co., Ltd.	106,000	5,907
	Wolong Electric Group Co., Ltd., Class A	38,600	63,321
*	Wonders Information Co., Ltd., Class A	5,600	12,467
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	18,500	20,239
	Wuhan Department Store Group Co., Ltd., Class A	20,700	36,304
	Wuhan Guide Infrared Co., Ltd., Class A	13,800	74,232
	Wuhan Jingce Electronic Group Co., Ltd., Class A	5,400	46,957
*	Wuhan P&S Information Technology Co., Ltd., Class A	23,000	13,328
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,200	30,697
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	42,200	143,719
	Wuhu Token Science Co., Ltd., Class A	62,878	73,280
#	Wuling Motors Holdings, Ltd.	280,000	69,315
	WUS Printed Circuit Kunshan Co., Ltd., Class A	41,300	92,107
*	Wutong Holding Group Co., Ltd., Class A	30,100	14,768
	WuXi AppTec Co., Ltd., Class H	27,500	647,924
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	10,800	146,712
	Wuxi Taiji Industry Co., Ltd., Class A	42,300	50,657
	XCMG Construction Machinery Co., Ltd., Class A	104,800	119,141
	XGD, Inc., Class A	31,476	57,186
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	189,500	295,282
	Xiamen C & D, Inc., Class A	68,200	85,341
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	18,900	48,898

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Faratronic Co., Ltd., Class A	4,500	$80,325
	Xiamen International Airport Co., Ltd., Class A	5,782	15,501
	Xiamen International Port Co., Ltd., Class H	426,000	60,114
	Xiamen Intretech, Inc., Class A	14,450	90,518
	Xiamen ITG Group Corp., Ltd., Class A	66,100	70,088
	Xiamen Kingdomway Group Co., Class A	16,600	107,054
	Xiamen Meiya Pico Information Co., Ltd., Class A	22,200	57,192
	Xiamen Tungsten Co., Ltd., Class A	29,500	87,632
	Xiamen Xiangyu Co., Ltd., Class A	73,000	73,154
	Xiandai Investment Co., Ltd., Class A	36,400	23,764
	Xilinmen Furniture Co., Ltd., Class A	9,300	42,901
	Xinfengming Group Co., Ltd., Class A	27,600	75,178
	Xingda International Holdings, Ltd.	445,487	117,981
	Xingfa Aluminium Holdings, Ltd.	48,000	57,630
	Xinhu Zhongbao Co., Ltd., Class A	162,000	76,951
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	198,000	140,553
	Xinjiang Communications Construction Group Co., Ltd., Class A	11,300	18,679
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	229,858	378,731
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	26,000	11,258
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	5,500	18,367
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	287,000	53,611
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	19,200	29,816
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	130,100	81,126
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	35,600	90,980
#	Xinyi Solar Holdings, Ltd.	1,148,952	1,916,248
	Xinyu Iron & Steel Co., Ltd., Class A	105,000	106,129
	Xinyuan Real Estate Co., Ltd., ADR	20,746	52,695
	Xtep International Holdings, Ltd.	663,502	578,702
	Xuji Electric Co., Ltd., Class A	29,000	60,422
#*	Xunlei, Ltd., ADR	30,350	161,158
	Yadea Group Holdings, Ltd.	328,000	718,075
	YaGuang Technology Group Co., Ltd., Class A	35,500	42,678
*	Yanchang Petroleum International, Ltd.	3,460,000	39,404
	Yango Group Co., Ltd., Class A	80,500	71,153
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	36,000	44,673
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	9,400	64,486
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	16,200	51,554
	Yantai Eddie Precision Machinery Co., Ltd., Class A	2,300	21,683
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	25,500	129,327
	YanTai Shuangta Food Co., Ltd., Class A	44,800	90,116
	Yantai Zhenghai Magnetic Material Co., Ltd., Class A	13,200	21,146
*	Yashili International Holdings, Ltd.	397,000	36,786
	Yealink Network Technology Corp., Ltd., Class A	12,500	134,870
	YGSOFT, Inc., Class A	15,100	19,316
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	192,200	178,135
*	Yida China Holdings, Ltd.	36,000	10,038
	Yifeng Pharmacy Chain Co., Ltd., Class A	6,300	87,341
	Yihai International Holding, Ltd.	133,000	1,293,689
	Yijiahe Technology Co., Ltd., Class A	2,400	33,899
	Yintai Gold Co., Ltd., Class A	69,040	91,008
	Yipinhong Pharmaceutical Co., Ltd., Class A	8,280	35,493
	Yip’s Chemical Holdings, Ltd.	88,000	50,103
*	Yiren Digital, Ltd., Sponsored ADR	34,424	132,532
	Yixintang Pharmaceutical Group Co., Ltd., Class A	12,200	77,018
	Yonghui Superstores Co., Ltd., Class A	140,400	120,627
	Yonyou Network Technology Co., Ltd., Class A	19,100	97,612
	Yotrio Group Co., Ltd., Class A	68,400	36,946
	Youngor Group Co., Ltd., Class A	61,600	70,669
	Youzu Interactive Co., Ltd., Class A	28,800	68,523

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	14,100	$36,770
	Yuexiu Property Co., Ltd.	3,985,292	921,333
	Yuexiu Transport Infrastructure, Ltd.	348,752	214,218
	Yum China Holdings, Inc.	103,926	6,539,024
	Yunda Holding Co., Ltd., Class A	56,992	141,562
*	Yunnan Aluminium Co., Ltd., Class A	84,300	159,870
	Yunnan Baiyao Group Co., Ltd., Class A	9,042	149,872
	Yunnan Copper Co., Ltd., Class A	53,800	114,934
	Yunnan Energy New Material Co., Ltd., Class A	6,752	139,686
*	Yunnan Tin Co., Ltd., Class A	54,400	122,291
	Yunnan Water Investment Co., Ltd., Class H	77,000	11,080
	Yuzhou Group Holdings Co., Ltd.	1,211,712	336,259
	ZBOM Home Collection Co., Ltd., Class A	3,950	29,205
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	7,900	412,694
	Zhaojin Mining Industry Co., Ltd., Class H	574,500	520,405
	Zhefu Holding Group Co., Ltd., Class A	117,700	101,671
*	Zhejiang Century Huatong Group Co., Ltd., Class A	96,800	98,885
	Zhejiang Chint Electrics Co., Ltd., Class A	29,600	151,748
	Zhejiang Communications Technology Co., Ltd.	48,900	41,199
	Zhejiang Crystal-Optech Co., Ltd., Class A	39,800	72,976
	Zhejiang Dahua Technology Co., Ltd., Class A	48,700	175,936
	Zhejiang Dingli Machinery Co., Ltd., Class A	6,540	73,966
	Zhejiang Expressway Co., Ltd., Class H	522,000	453,750
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	15,700	32,717
	Zhejiang Hailiang Co., Ltd., Class A	59,900	100,360
	Zhejiang Hangmin Co., Ltd., Class A	25,400	21,399
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	50,600	84,440
	Zhejiang Huace Film & TV Co., Ltd., Class A	60,200	58,537
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	37,810	126,424
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	6,500	81,520
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,100	65,837
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,500	17,891
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	4,500	42,452
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	10,500	47,850
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	10,600	63,056
*	Zhejiang Jingu Co., Ltd., Class A	31,000	31,776
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	20,600	34,297
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	120,900	59,606
	Zhejiang Juhua Co., Ltd., Class A	39,000	52,540
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	17,000	36,079
	Zhejiang Longsheng Group Co., Ltd., Class A	52,600	110,177
	Zhejiang Medicine Co., Ltd., Class A	30,500	76,608
	Zhejiang Meida Industrial Co., Ltd., Class A	25,100	84,965
*	Zhejiang Narada Power Source Co., Ltd., Class A	28,900	47,341
	Zhejiang NHU Co., Ltd., Class A	34,400	207,306
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	56,800	48,902
	Zhejiang Runtu Co., Ltd., Class A	45,300	66,640
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	41,540	136,928
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	18,900	118,803
	Zhejiang Semir Garment Co., Ltd., Class A	34,300	61,995
	Zhejiang Supor Co., Ltd., Class A	10,000	116,294
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	5,400	60,250
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	74,300	63,238
	Zhejiang Wanliyang Co., Ltd., Class A	39,600	48,418
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	31,190	112,030
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	32,600	118,184
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	5,200	58,852
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	28,300	64,516
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	26,800	51,223

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Yankon Group Co., Ltd., Class A	34,200	$21,746
	Zhejiang Yasha Decoration Co., Ltd., Class A	33,700	38,877
*	Zhejiang Yongtai Technology Co., Ltd., Class A	39,300	57,380
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	124,000	150,363
	Zhengzhou Yutong Bus Co., Ltd., Class A	25,600	53,731
	Zhenro Properties Group, Ltd.	731,000	493,100
	Zheshang Securities Co., Ltd., Class A	31,000	54,292
	Zhong An Group, Ltd.	906,000	45,908
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	222,600	1,311,480
	Zhongji Innolight Co., Ltd., Class A	16,100	84,907
	Zhongjin Gold Corp., Ltd., Class A	65,300	86,004
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	63,500	48,947
	Zhongshan Public Utilities Group Co., Ltd., Class A	32,000	40,825
	Zhongsheng Group Holdings, Ltd.	278,500	2,106,557
*	Zhongtian Financial Group Co., Ltd., Class A	137,900	58,882
	Zhongyu Gas Holdings, Ltd.	283,455	247,201
	Zhongyuan Environment-Protection Co., Ltd., Class A	19,050	19,006
#	Zhou Hei Ya International Holdings Co., Ltd.	247,500	302,459
*	Zhuguang Holdings Group Co., Ltd.	344,000	98,447
*	Zhuhai Holdings Investment Group, Ltd.	150,000	57,515
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	30,200	36,556
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	243,050	964,984
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	7,600	71,271
	Zhuzhou Kibing Group Co., Ltd., Class A	91,500	216,125
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	60,700	90,066
*	ZJBC Information Technology Co., Ltd., Class A	25,100	23,239
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	398,600	550,991
	ZTE Corp., Class H	178,120	443,760
	ZTO Express Cayman, Inc., ADR	99,290	3,193,166

TOTAL CHINA			601,514,691

COLOMBIA — (0.1%)
	Banco de Bogota SA	14,722	307,909
	Bancolombia SA, Sponsored ADR	11,954	357,783
	Bancolombia SA	25,379	188,789
	Bolsa de Valores de Colombia	3,425	10,905
	Celsia SA ESP	197,816	227,156
*	CEMEX Latam Holdings SA	49,384	51,314
*	Constructora Conconcreto SA	2,809	292
*	Corp. Financiera Colombiana SA	39,515	337,105
#	Grupo Aval Acciones y Valores SA, ADR	9,190	54,405
	Grupo de Inversiones Suramericana SA	25,585	130,607
	Grupo Energia Bogota SA ESP	167,811	116,694
	Grupo Nutresa SA	34,593	198,159
	Interconexion Electrica SA ESP	85,066	484,563
	Mineros SA	29,205	32,136
	Promigas SA ESP	7,608	15,040

TOTAL COLOMBIA			2,512,857

CZECH REPUBLIC — (0.0%)
*	Komercni banka A.S.	7,465	225,971
*	Moneta Money Bank A.S.	75,575	280,671
	O2 Czech Republic A.S.	15,573	191,313

TOTAL CZECH REPUBLIC			697,955

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	266,956	976,075
	Commercial International Bank Egypt S.A.E., GDR	950	3,472
*	Egyptian Financial Group-Hermes Holding Co., GDR	7,191	12,583
*	Egyptian Financial Group-Hermes Holding Co., GDR	1,326	2,321

TOTAL EGYPT			994,451

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (0.2%)
*	Aegean Airlines SA	6,946	$44,530
*	Alpha Bank AE	256,334	406,563
	Athens Water Supply & Sewage Co. SA	14,016	143,104
	Autohellas Tourist and Trading SA	11,416	96,612
	Bank of Greece	6,492	119,284
*	Cairo Mezz P.L.C.	32,521	4,786
*	Ellaktor SA	26,830	43,492
*	Eurobank Ergasias Services and Holdings SA, Class A	660,097	623,052
*	FF Group	11,777	12,743
*	Fourlis Holdings SA	20,577	113,938
*	GEK Terna Holding Real Estate Construction SA	19,817	239,193
	Hellenic Exchanges - Athens Stock Exchange SA	13,745	67,845
	Hellenic Petroleum SA	11,464	79,585
	Hellenic Telecommunications Organization SA	36,918	626,041
	Holding Co. ADMIE IPTO SA	35,459	114,770
*	Intracom Holdings SA	24,302	41,450
	JUMBO SA	8,710	162,719
*	LAMDA Development SA	29,507	265,288
	Motor Oil Hellas Corinth Refineries SA	10,808	166,508
	Mytilineos SA	21,886	406,626
*	National Bank of Greece SA	91,365	284,667
*	Piraeus Financial Holdings SA	7,489	19,505
	Piraeus Port Authority SA	3,761	93,312
	Quest Holdings SA	1,292	18,803
	Sarantis SA	12,002	129,414
	Terna Energy SA	7,353	110,098

TOTAL GREECE			4,433,928

HONG KONG — (0.1%)
	Anxin-China Holdings, Ltd.	784,000	0
#	Atlas Corp.	49,382	680,484
	China Huiyuan Juice Group, Ltd.	159,000	7,177
	DBA Telecommunication (Asia) Holdings, Ltd.	112,000	5,488
	Fiber Optic Center, Inc.	396,000	2,676
	Fuguiniao Co., Ltd.	51,000	4,776
*	GR Properties, Ltd.	218,000	35,857
	Hua Han Health Industry Holdings, Ltd.	928,000	35,841
	Karce International Holdings Open	134,000	0
	SMI Culture & Travel Group Holdings, Ltd.	323,197	3,903
	Tech-Pro, Inc.	1,644,000	2,709
	Texhong Textile Group, Ltd.	145,500	220,322
	Untrade Youyuan Holdings	136,920	0

TOTAL HONG KONG			999,233

HUNGARY — (0.2%)
	4iG Nyrt	13,040	27,280
*	CIG Pannonia Life Insurance P.L.C., Class A	14,978	16,752
	Magyar Telekom Telecommunications P.L.C.	230,882	319,612
*	MOL Hungarian Oil & Gas P.L.C.	192,656	1,330,890
*	Opus Global Nyrt	71,619	59,621
*	OTP Bank Nyrt	46,270	2,080,060

TOTAL HUNGARY			3,834,215

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (9.3%)
*	3M India, Ltd.	258	$88,554
	Aarti Industries, Ltd.	26,118	563,378
*	ABB Powar Products & System India, Ltd.	1,047	25,291
	Abbott India, Ltd.	1,520	310,734
	Action Construction Equipment, Ltd.	10,342	20,281
*	Adani Green Energy, Ltd.	87,744	1,211,272
	Adani Total Gas, Ltd.	15,492	239,953
*	Adani Transmissions, Ltd.	108,343	1,527,807
*	Aditya Birla Capital, Ltd.	184,455	284,844
	Advanced Enzyme Technologies, Ltd.	17,436	94,302
	Aegis Logistics, Ltd.	46,855	192,291
*	AGC Networks, Ltd.	1,826	38,995
	Agro Tech Foods, Ltd.	3,172	36,039
*	Ahluwalia Contracts India, Ltd.	4,437	17,047
	AIA Engineering, Ltd.	12,413	313,054
	Ajanta Pharma, Ltd.	12,805	316,684
	Akzo Nobel India, Ltd.	3,881	118,013
	Alembic Pharmaceuticals, Ltd.	27,495	366,324
	Alembic, Ltd.	38,303	56,799
	Alkyl Amines Chemicals	1,601	182,815
	Allcargo Logistics, Ltd.	33,994	57,101
	Amara Raja Batteries, Ltd.	27,685	301,696
	Amrutanjan Health Care, Ltd.	1,506	12,941
*	Amtek Auto, Ltd.	52,973	369
	Anant Raj, Ltd.	16,656	11,902
*	APL Apollo Tubes, Ltd.	18,065	315,718
	Apollo Tyres, Ltd.	166,410	485,049
*	Arvind Fashions, Ltd.	22,975	40,494
*	Arvind Fashions, Ltd.	3,446	3,115
*	Arvind, Ltd.	68,483	60,583
	Asahi India Glass, Ltd.	24,061	95,606
	Ashiana Housing, Ltd.	5,487	9,128
	Ashok Leyland, Ltd.	386,278	584,467
*	Ashoka Buildcon, Ltd.	39,545	43,858
	Asian Paints, Ltd.	53,404	1,820,682
	Astral Poly Technik, Ltd.	20,253	432,677
	Atul, Ltd.	4,663	507,893
*	AU Small Finance Bank, Ltd.	23,084	311,605
	Automotive Axles, Ltd.	3,096	41,446
	Avanti Feeds, Ltd.	16,758	109,543
*	Avenue Supermarts, Ltd.	9,070	347,306
*	Axis Bank, Ltd.	326,081	3,120,338
	Bajaj Auto, Ltd.	12,890	665,055
	Bajaj Consumer Care, Ltd.	33,236	125,617
*	Bajaj Electricals, Ltd.	13,012	201,239
	Bajaj Finance, Ltd.	35,789	2,625,582
	Bajaj Finserv, Ltd.	7,695	1,142,079
	Bajaj Holdings & Investment, Ltd.	12,859	592,697
	Balaji Amines, Ltd.	5,263	184,306
	Balkrishna Industries, Ltd.	33,255	789,564
	Balmer Lawrie & Co., Ltd.	30,656	52,983
	Balrampur Chini Mills, Ltd.	75,503	281,429
*	Bank of Baroda	216,723	193,939
*	Bank of Maharashtra	93,491	30,359
	Bannari Amman Sugars, Ltd.	894	20,880
	BASF India, Ltd.	3,352	99,827
	Bata India, Ltd.	9,609	176,447
	BEML, Ltd.	5,626	88,067
	Berger Paints India, Ltd.	65,095	617,774

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	BF Utilities, Ltd.	1,680	$6,333
	Bhansali Engineering Polymers, Ltd.	23,290	49,877
	Bharat Forge, Ltd.	70,148	576,512
	Bharat Petroleum Corp., Ltd.	148,893	845,825
	Bharat Rasayan, Ltd.	365	59,604
	Bharti Airtel, Ltd.	402,862	2,906,813
*	Biocon, Ltd.	91,350	467,336
	Birlasoft, Ltd.	76,643	253,581
*	Blue Dart Express, Ltd.	1,377	97,687
	Blue Star, Ltd.	7,592	86,524
*	Bodal Chemicals, Ltd.	15,834	20,562
*	Borosil Renewables, Ltd.	14,033	44,120
	Bosch, Ltd.	880	160,772
	Brigade Enterprises, Ltd.	32,571	110,230
	Britannia Industries, Ltd.	12,364	574,126
	BSE, Ltd.	6,411	51,849
*	Camlin Fine Sciences, Ltd.	21,449	44,565
	Can Fin Homes, Ltd.	18,789	148,057
*	Canara Bank	133,598	248,594
*	Capacit’e Infraprojects, Ltd.	12,709	32,350
	Carborundum Universal, Ltd.	24,379	179,310
	Care Ratings, Ltd.	5,760	38,613
	Castrol India, Ltd.	119,301	201,454
	CCL Products India, Ltd.	34,083	123,991
	Ceat, Ltd.	12,726	237,038
	Central Depository Services India, Ltd.	16,421	179,234
*	Century Plyboards India, Ltd.	33,322	157,386
	Century Textiles & Industries, Ltd.	18,089	119,371
*	Cera Sanitaryware, Ltd.	2,249	117,315
	Chambal Fertilizers & Chemicals, Ltd.	72,529	209,862
*	Chennai Petroleum Corp., Ltd.	17,205	25,496
	Chennai Super Kings Cricket, Ltd.	130,176	741
	Cholamandalam Financial Holdings, Ltd.	40,072	307,588
	Cholamandalam Investment and Finance Co., Ltd.	117,324	900,861
	City Union Bank, Ltd.	133,999	299,469
	Coforge, Ltd.	6,179	238,657
	Colgate-Palmolive India, Ltd.	24,888	496,185
	Container Corp. Of India, Ltd.	62,461	495,995
	Coromandel International, Ltd.	42,522	424,870
	Cosmo Films, Ltd.	1,249	11,072
*	CreditAccess Grameen, Ltd.	8,825	70,981
	CRISIL, Ltd.	8,107	202,953
	Crompton Greaves Consumer Electricals, Ltd.	196,701	1,020,110
	Cummins India, Ltd.	29,203	329,235
	Cyient, Ltd.	23,996	238,058
	Dabur India, Ltd.	84,311	613,571
*	DB Corp., Ltd.	10,708	11,718
*	DCB Bank, Ltd.	99,628	121,939
	DCM Shriram, Ltd.	26,469	250,366
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	16,772	58,613
	Deepak Nitrite, Ltd.	20,255	509,862
	Dhampur Sugar Mills, Ltd.	15,975	48,783
	Dhani Services, Ltd.	64,003	153,643
	Dhani Services, Ltd.	6,548	7,270
*	Dhanuka Agritech, Ltd.	6,349	65,590
	Dilip Buildcon, Ltd.	18,685	136,604
*	Dish TV India, Ltd.	176,773	22,131
*	Dishman Carbogen Amcis, Ltd.	29,525	62,979
*	Divi’s Laboratories, Ltd.	19,289	1,054,198

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dixon Technologies India, Ltd.	5,640	$317,972
	DLF, Ltd.	130,928	434,028
	Dr Lal PathLabs, Ltd.	10,174	402,349
*	DRC Systems India, Ltd.	193	685
*	Dredging Corp. of India, Ltd.	4,602	22,571
	eClerx Services, Ltd.	11,399	189,924
	Edelweiss Financial Services, Ltd.	176,449	138,863
	Eicher Motors, Ltd.	26,952	878,915
*	EID Parry India, Ltd.	39,453	183,659
*	EIH, Ltd.	53,723	62,664
	Electrosteel Castings, Ltd.	40,987	18,954
	Elgi Equipments, Ltd.	50,996	147,045
	Emami, Ltd.	66,781	441,554
	Endurance Technologies, Ltd.	12,236	217,365
	Engineers India, Ltd.	68,296	66,846
	EPL, Ltd.	26,692	80,658
	Eris Lifesciences, Ltd.	5,629	45,935
	ESAB India, Ltd.	896	21,380
	Escorts, Ltd.	22,707	343,196
*	Eveready Industries India, Ltd.	2,761	10,955
	Excel Industries, Ltd.	733	8,704
	Exide Industries, Ltd.	132,604	317,514
	FDC, Ltd.	24,667	101,047
*	Federal Bank, Ltd.	634,067	683,316
	Fine Organic Industries, Ltd.	1,565	60,528
	Finolex Cables, Ltd.	31,095	151,696
	Finolex Industries, Ltd.	96,065	195,433
	Firstsource Solutions, Ltd.	118,484	180,142
	Gabriel India, Ltd.	37,453	53,528
	GAIL India, Ltd.	596,895	1,103,024
	Galaxy Surfactants, Ltd.	2,794	110,074
	Garware Technical Fibres, Ltd.	5,029	177,564
	Gateway Distriparks, Ltd.	32,484	89,041
*	Gati, Ltd.	31,580	41,046
*	GE T&D India, Ltd.	15,322	23,724
*	General Insurance Corp. of India	17,440	48,165
	GHCL, Ltd.	20,516	65,118
	Gillette India, Ltd.	2,205	163,406
	GMM Pfaudler, Ltd.	389	21,772
	Godrej Agrovet, Ltd.	3,786	25,518
*	Godrej Consumer Products, Ltd.	71,055	662,161
*	Godrej Industries, Ltd.	17,871	122,773
*	Godrej Properties, Ltd.	9,942	182,681
	Granules India, Ltd.	79,722	358,794
	Graphite India, Ltd.	14,907	146,116
	Grasim Industries, Ltd.	62,235	1,174,954
	Great Eastern Shipping Co., Ltd. (The)	46,161	195,960
*	Greaves Cotton, Ltd.	33,513	65,372
	Greenply Industries, Ltd.	11,019	29,696
	Grindwell Norton, Ltd.	11,071	136,108
	Gujarat Alkalies & Chemicals, Ltd.	11,691	64,924
	Gujarat Ambuja Exports, Ltd.	40,788	82,523
*	Gujarat Fluorochemicals, Ltd.	16,368	175,694
	Gujarat Gas, Ltd.	77,357	554,083
	Gujarat Industries Power Co., Ltd.	19,775	20,195
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	25,754	125,088
	Gujarat Pipavav Port, Ltd.	113,985	141,250
	Gujarat State Fertilizers & Chemicals, Ltd.	36,777	46,654
	Gujarat State Petronet, Ltd.	147,373	536,825

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gulf Oil Lubricants India, Ltd.	7,008	$67,179
	Hatsun Agro Products, Ltd.	17,699	190,075
	Havells India, Ltd.	51,556	684,236
	HBL Power Systems, Ltd.	35,401	16,641
	HCL Technologies, Ltd.	300,322	3,643,489
	HDFC Asset Management Co., Ltd.	9,159	342,452
*	HDFC Bank, Ltd.	485,788	9,233,879
*	HDFC Life Insurance Co., Ltd.	73,311	654,967
*	HEG, Ltd.	2,733	83,979
*	Hemisphere Properties India, Ltd.	33,278	58,680
	Heritage Foods, Ltd.	6,774	33,247
	Hero MotoCorp, Ltd.	35,881	1,363,860
	Hester Biosciences, Ltd.	338	10,123
*	HFCL, Ltd.	362,713	135,102
*	HG Infra Engineering, Ltd.	2,794	10,349
	Hikal, Ltd.	20,117	72,066
	Himadri Speciality Chemical, Ltd.	42,228	25,254
	Himatsingka Seide, Ltd.	4,260	8,969
	Hinduja Global Solutions, Ltd.	3,291	75,790
	Hinduja Ventures, Ltd.	232	1,427
*	Hindustan Construction Co., Ltd.	187,686	19,476
*	Hindustan Oil Exploration Co., Ltd.	11,487	15,749
	Hindustan Unilever, Ltd.	113,845	3,605,131
	Honda India Power Products, Ltd.	1,167	15,728
	Honeywell Automation India, Ltd.	540	315,567
	Housing Development Finance Corp., Ltd.	157,940	5,171,306
	HSIL, Ltd.	2,365	4,856
	Huhtamaki India, Ltd.	11,366	41,964
	I G Petrochemicals, Ltd.	1,530	9,611
*	ICICI Bank, Ltd., Sponsored ADR	164,684	2,684,357
*	ICICI Bank, Ltd.	413,541	3,345,417
	ICICI Lombard General Insurance Co., Ltd.	37,291	712,560
*	ICICI Prudential Life Insurance Co., Ltd.	60,785	427,635
	ICICI Securities, Ltd.	17,508	107,378
	ICRA, Ltd.	200	8,960
*	IDFC First Bank, Ltd.	963,483	710,485
*	IDFC, Ltd.	449,751	319,799
*	IFB Industries, Ltd.	4,858	64,134
*	IFCI, Ltd.	325,050	47,874
	IIFL Finance, Ltd.	93,354	336,902
	IIFL Securities, Ltd.	99,665	70,162
	IIFL Wealth Management, Ltd.	13,437	206,338
*	Indiabulls Housing Finance, Ltd.	103,750	252,913
*	Indiabulls Integrated Services, Ltd.	9,803	12,337
*	Indiabulls Real Estate, Ltd.	92,508	96,142
	IndiaMart InterMesh, Ltd.	4,847	519,352
*	Indian Bank	49,995	73,973
	Indian Energy Exchange, Ltd.	47,400	236,601
	Indian Hotels Co., Ltd. (The)	175,009	261,967
	Indian Hume Pipe Co., Ltd. (The)	8,416	19,415
	Indian Oil Corp., Ltd.	434,588	531,326
*	Indian Overseas Bank	393,981	83,180
	Indo Count Industries, Ltd.	32,201	56,443
	Indoco Remedies, Ltd.	12,214	54,218
	Indraprastha Gas, Ltd.	57,526	394,471
	Indus Towers, Ltd.	239,869	818,799
*	IndusInd Bank, Ltd.	26,493	332,973
*	INEOS Styrolution India, Ltd.	1,619	24,372
*	Infibeam Avenues, Ltd.	159,324	84,195

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Info Edge India, Ltd.	6,083	$402,756
	Infosys, Ltd., Sponsored ADR	126,157	2,280,919
	Infosys, Ltd.	576,456	10,431,858
*	Ingersoll-Rand India, Ltd.	1,429	14,385
*	Inox Leisure, Ltd.	29,769	108,597
*	Inox Wind, Ltd.	11,581	12,055
*	Intellect Design Arena, Ltd.	22,152	203,410
*	InterGlobe Aviation, Ltd.	6,459	142,975
	IOL Chemicals and Pharmaceuticals, Ltd.	5,983	47,764
	IRB Infrastructure Developers, Ltd.	52,618	74,021
	ITD Cementation India, Ltd.	35,112	33,983
	J Kumar Infraprojects, Ltd.	12,750	31,574
*	Jagran Prakashan, Ltd.	33,883	24,549
	Jai Corp., Ltd.	22,407	25,912
*	Jammu & Kashmir Bank, Ltd. (The)	42,458	13,627
	Jamna Auto Industries, Ltd.	65,274	60,367
	JB Chemicals & Pharmaceuticals, Ltd.	12,437	233,830
	Jindal Poly Films, Ltd.	3,912	38,296
	Jindal Saw, Ltd.	55,855	63,691
*	Jindal Stainless Hisar, Ltd.	35,791	78,354
*	Jindal Stainless, Ltd.	88,742	107,436
	JK Lakshmi Cement, Ltd.	17,642	95,858
	JK Paper, Ltd.	41,108	76,728
	JK Tyre & Industries, Ltd.	33,006	54,237
	JM Financial, Ltd.	142,784	154,367
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	2,565	81,106
	JTEKT India, Ltd.	25,454	28,583
	Jubilant Foodworks, Ltd.	20,201	787,594
*	Jubilant Ingrevia, Ltd.	50,434	282,562
	Jubilant Pharmova, Ltd.	50,434	540,835
*	Just Dial, Ltd.	12,615	148,938
	Jyothy Labs, Ltd.	27,180	53,636
	Kajaria Ceramics, Ltd.	32,041	397,391
	Kalpataru Power Transmission, Ltd.	29,121	143,459
	Kansai Nerolac Paints, Ltd.	19,581	145,833
*	Karnataka Bank, Ltd. (The)	43,338	35,883
*	Karur Vysya Bank, Ltd. (The)	188,782	133,288
	Kaveri Seed Co., Ltd.	11,466	93,570
	KCP, Ltd. (The)	24,024	31,826
*	KEC International, Ltd.	45,894	248,501
	KEI Industries, Ltd.	25,830	181,940
*	Kennametal India, Ltd.	1,125	15,892
*	Kesoram Industries, Ltd.	20,654	21,219
	Kiri Industries, Ltd.	7,501	45,109
	Kirloskar Brothers, Ltd.	5,636	18,510
	Kirloskar Ferrous Industries, Ltd.	22,637	64,646
	Kirloskar Oil Engines, Ltd.	25,693	60,210
	KNR Constructions, Ltd.	45,600	122,846
*	Kotak Mahindra Bank, Ltd.	109,693	2,575,260
	KPIT Technologies, Ltd.	80,994	214,174
	KPR Mill, Ltd.	10,432	193,795
	KRBL, Ltd.	34,591	86,123
	KSB, Ltd.	3,277	38,671
	L&T Finance Holdings, Ltd.	302,996	355,108
	L&T Technology Services, Ltd.	7,978	293,565
*	LA Opala RG, Ltd.	5,529	16,231
	Lakshmi Machine Works, Ltd.	1,141	95,779
	Larsen & Toubro Infotech, Ltd.	10,596	555,171
	Laurus Labs, Ltd.	92,277	564,373

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Lemon Tree Hotels, Ltd.	126,649	$60,245
	LG Balakrishnan & Bros, Ltd.	5,958	24,495
	LIC Housing Finance, Ltd.	151,919	827,140
	Linde India, Ltd.	10,927	271,144
	LT Foods, Ltd.	64,829	63,321
	LUX Industries, Ltd.	2,738	70,906
	Mahanagar Gas, Ltd.	19,385	293,911
	Maharashtra Scooters, Ltd.	1,301	63,384
	Maharashtra Seamless, Ltd.	11,052	42,862
*	Mahindra & Mahindra Financial Services, Ltd.	261,727	568,591
	Mahindra & Mahindra, Ltd.	186,753	1,893,261
*	Mahindra CIE Automotive, Ltd.	41,536	95,134
*	Mahindra Holidays & Resorts India, Ltd.	6,412	18,294
*	Mahindra Lifespace Developers, Ltd.	6,371	42,913
	Mahindra Logistics, Ltd.	7,258	52,832
	Maithan Alloys, Ltd.	1,325	14,081
	Manappuram Finance, Ltd.	188,283	377,111
	Marico, Ltd.	125,614	694,788
	Maruti Suzuki India, Ltd.	10,297	893,488
	MAS Financial Services, Ltd.	4,473	48,230
	Mastek, Ltd.	4,770	105,814
*	Max Financial Services, Ltd.	48,176	584,128
	Mayur Uniquoters, Ltd.	7,101	41,848
	Meghmani Organics, Ltd.	52,538	100,019
	Metropolis Healthcare, Ltd.	3,526	113,901
	Mindtree, Ltd.	20,218	573,529
	MM Forgings, Ltd.	1,833	10,913
	Motherson Sumi Systems, Ltd.	429,015	1,242,128
	Motilal Oswal Financial Services, Ltd.	12,868	109,861
	Mphasis, Ltd.	45,546	1,084,039
	MRF, Ltd.	544	590,539
	Multi Commodity Exchange of India, Ltd.	3,828	76,295
	Muthoot Finance, Ltd.	46,432	720,690
	Navin Fluorine International, Ltd.	9,245	428,510
	Navneet Education, Ltd.	37,731	38,021
	NBCC India, Ltd.	124,180	67,800
	Neogen Chemicals, Ltd.	3,616	42,115
	NESCO, Ltd.	5,339	35,984
	Neuland Laboratories, Ltd.	1,352	46,208
	NHPC, Ltd.	599,276	195,532
	NIIT, Ltd.	27,465	61,382
	Nilkamal, Ltd.	2,517	65,485
	NOCIL, Ltd.	29,828	74,187
*	NRB Bearings, Ltd.	15,490	22,334
*	Oberoi Realty, Ltd.	47,463	347,575
*	Omaxe, Ltd.	22,851	21,522
	Oracle Financial Services Software, Ltd.	8,255	385,934
	Orient Cement, Ltd.	28,090	40,036
	Orient Electric, Ltd.	34,148	124,890
	Orient Refractories, Ltd.	20,027	85,399
	Oriental Carbon & Chemicals, Ltd.	1,568	19,666
	Page Industries, Ltd.	1,757	701,964
	Paisalo Digital, Ltd.	4,101	33,176
	Parag Milk Foods, Ltd.	15,727	23,655
	Persistent Systems, Ltd.	21,940	608,914
	Petronet LNG, Ltd.	253,111	817,883
	Phillips Carbon Black, Ltd.	29,375	82,166
*	Phoenix Mills, Ltd. (The)	21,128	205,494
	PI Industries, Ltd.	21,946	741,469

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Pidilite Industries, Ltd.	25,623	$626,687
*	PNB Housing Finance, Ltd.	19,675	98,163
*	PNC Infratech, Ltd.	35,001	111,526
*	Poly Medicure, Ltd.	9,128	121,891
	Polyplex Corp., Ltd.	6,276	81,256
	Power Finance Corp., Ltd.	465,412	678,594
	Power Grid Corp. of India, Ltd.	362,101	1,075,817
	Praj Industries, Ltd.	30,429	96,144
	Prestige Estates Projects, Ltd.	66,478	243,416
*	Prism Johnson, Ltd.	23,976	42,139
	Privi Speciality Chemicals Ltd.	724	8,646
	Procter & Gamble Health, Ltd.	1,462	126,307
	Procter & Gamble Hygiene & Health Care, Ltd.	2,393	438,201
	PSP Projects, Ltd.	3,766	20,961
	PTC India Financial Services, Ltd.	37,616	8,656
	PTC India, Ltd.	73,879	81,277
*	Punjab National Bank	373,236	174,874
*	Quess Corp., Ltd.	23,180	195,872
	Rain Industries, Ltd.	60,511	145,234
	Rajesh Exports, Ltd.	26,359	187,645
	Rallis India, Ltd.	15,698	59,832
*	Ramco Systems, Ltd.	2,070	13,600
*	Ramkrishna Forgings, Ltd.	2,041	15,771
	Rashtriya Chemicals & Fertilizers, Ltd.	77,501	76,567
	Ratnamani Metals & Tubes, Ltd.	5,800	152,678
	RBL Bank, Ltd.	134,613	335,073
	REC, Ltd.	392,189	675,748
	Redington India, Ltd.	143,736	346,794
*	Relaxo Footwears, Ltd.	12,658	149,322
	Repco Home Finance, Ltd.	5,973	26,799
	Sagar Cements, Ltd.	2,953	28,464
	Savita Oil Technologies, Ltd.	1,381	19,343
	SBI Life Insurance Co., Ltd.	31,684	396,641
	Schaeffler India, Ltd.	2,191	155,072
*	Sequent Scientific, Ltd.	34,602	136,143
	Seshasayee Paper & Boards, Ltd.	3,845	7,863
	SH Kelkar & Co., Ltd.	11,983	22,275
*	Shakti Pumps India, Ltd.	2,474	17,985
	Sharda Cropchem, Ltd.	11,070	44,676
*	Sheela Foam, Ltd.	1,869	51,572
	Shilpa Medicare, Ltd.	10,912	62,716
	Shipping Corp. of India, Ltd.	49,571	69,877
*	Shoppers Stop, Ltd.	6,966	18,688
*	Shree Renuka Sugars, Ltd.	76,615	12,488
	Shriram City Union Finance, Ltd.	7,379	140,123
	Shriram Transport Finance Co., Ltd.	74,131	1,337,748
	SIS, Ltd.	10,330	50,410
	SKF India, Ltd.	3,247	98,006
	Sobha, Ltd.	31,407	205,809
	Solar Industries India, Ltd.	9,132	151,046
	Solara Active Pharma Sciences, Ltd.	6,106	125,266
	Somany Ceramics, Ltd.	2,590	14,682
	Somany Home Innovation, Ltd.	14,159	54,460
	Sonata Software, Ltd.	20,572	158,846
*	South Indian Bank, Ltd. (The)	208,689	22,348
*	SpiceJet, Ltd.	40,546	34,221
	SRF, Ltd.	8,603	748,390
	Srikalahasthi Pipes, Ltd.	7,842	20,544
*	State Bank of India	186,967	886,412

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	State Bank of India, GDR	2,088	$97,614
	Sterlite Technologies, Ltd.	61,607	190,880
	Strides Pharma Science, Ltd.	22,732	264,955
	Subros, Ltd.	12,369	49,869
	Sudarshan Chemical Industries	10,535	93,297
	Sun TV Network, Ltd.	50,950	373,745
	Sundaram Finance Holdings, Ltd.	4,466	4,438
	Sundaram Finance, Ltd.	13,585	455,702
	Sundaram-Clayton, Ltd.	1,860	79,072
	Sundram Fasteners, Ltd.	33,739	320,729
	Sunteck Realty, Ltd.	29,355	105,843
	Suprajit Engineering, Ltd.	22,155	77,648
	Supreme Industries, Ltd.	20,913	577,763
	Supreme Petrochem, Ltd.	17,842	174,427
	Surya Roshni, Ltd.	2,962	16,583
*	Suvidhaa Infoserve, Ltd.	10,462	4,795
	Swaraj Engines, Ltd.	2,273	44,916
	Symphony, Ltd.	5,585	88,374
*	Syngene International, Ltd.	42,341	316,590
	Tanla Platforms, Ltd.	27,111	323,447
	Tasty Bite Eatables, Ltd.	176	39,798
	Tata Communications, Ltd.	30,412	451,836
	Tata Consultancy Services, Ltd.	152,663	6,256,475
	Tata Consumer Products, Ltd.	113,326	1,021,854
	Tata Elxsi, Ltd.	11,493	540,457
	Tata Metaliks, Ltd.	5,166	72,971
*	Tata Motors, Ltd.	614,870	2,410,726
*	Tata Steel Long Products, Ltd.	3,627	43,761
	TCI Express, Ltd.	6,250	74,148
	Tech Mahindra, Ltd.	160,402	2,072,313
	Techno Electric & Engineering Co., Ltd.	14,738	58,409
	Thermax, Ltd.	8,310	165,222
*	Thirumalai Chemicals, Ltd.	9,594	12,427
	Thyrocare Technologies, Ltd.	8,171	113,241
	Tide Water Oil Co India, Ltd.	569	34,278
	Time Technoplast, Ltd.	12,945	13,174
	Timken India, Ltd.	5,771	108,994
	Tinplate Co. of India, Ltd. (The)	19,309	51,404
	Titan Co., Ltd.	57,261	1,149,647
	Transport Corp. of India, Ltd.	13,162	46,770
*	Trident, Ltd.	493,708	91,474
*	Triveni Engineering & Industries, Ltd.	44,269	73,514
*	Triveni Turbine, Ltd.	39,003	53,321
	TTK Prestige, Ltd.	559	55,715
	Tube Investments of India, Ltd.	35,777	594,912
	TV Today Network, Ltd.	13,322	51,071
*	TV18 Broadcast, Ltd.	217,539	99,511
	TVS Motor Co., Ltd.	26,850	228,437
	TVS Srichakra, Ltd.	1,771	43,116
*	UCO Bank	304,304	45,072
	Uflex, Ltd.	15,527	84,490
*	Union Bank of India	228,708	103,850
	UPL, Ltd.	227,323	1,855,894
*	VA Tech Wabag, Ltd.	10,086	33,732
	Vaibhav Global, Ltd.	5,932	333,552
	Vakrangee, Ltd.	180,675	124,140
*	Vardhman Textiles, Ltd.	9,151	146,288
*	Varroc Engineering, Ltd.	2,014	10,109
	Varun Beverages, Ltd.	23,848	307,103

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Venky’s India, Ltd.	1,887	$39,475
	Vesuvius India, Ltd.	1,000	14,097
*	V-Guard Industries, Ltd.	40,880	123,687
	Vinati Organics, Ltd.	11,289	257,887
	Vindhya Telelinks, Ltd.	1,762	19,197
*	VIP Industries, Ltd.	4,725	22,282
*	V-Mart Retail, Ltd.	3,123	112,792
*	Vodafone Idea, Ltd.	2,330,694	261,792
	Voltamp Transformers, Ltd.	693	10,154
*	VRL Logistics, Ltd.	15,003	43,973
	VST Tillers Tractors, Ltd.	1,799	44,070
	Welspun Corp., Ltd.	45,947	87,848
	Welspun Enterprises, Ltd.	26,652	36,767
	Welspun India, Ltd.	187,140	200,521
	West Coast Paper Mills, Ltd.	14,590	40,099
	Wheels India, Ltd.	1,390	8,324
	Whirlpool of India, Ltd.	7,284	217,712
	Wipro, Ltd.	297,338	1,965,508
*	Yes Bank, Ltd.	602,119	118,489
	Zee Entertainment Enterprises, Ltd.	255,768	637,331
	Zensar Technologies, Ltd.	39,770	142,305

TOTAL INDIA			169,623,945

INDONESIA — (1.3%)
	Ace Hardware Indonesia Tbk PT	2,641,700	270,551
	Adhi Karya Persero Tbk PT	262,325	20,952
*	Adi Sarana Armada Tbk PT	225,800	33,716
*	Agung Semesta Sejahtera Tbk PT	1,060,900	3,671
*	Alam Sutera Realty Tbk PT	6,109,300	83,629
	Arwana Citramulia Tbk PT	1,603,400	82,147
	Astra Agro Lestari Tbk PT	222,067	143,171
	Astra Otoparts Tbk PT	444,800	36,005
*	Asuransi Maximus Graha Persada Tbk PT	678,200	42,709
*	Bank Brisyariah Tbk PT	647,300	102,066
	Bank BTPN Syariah Tbk PT	441,500	99,722
*	Bank Bukopin Tbk	1,315,300	42,933
*	Bank Capital Indonesia Tbk PT	722,900	21,918
	Bank Central Asia Tbk PT	1,431,400	3,168,776
*	Bank China Construction Bank Indonesia Tbk PT	2,840,800	27,926
	Bank Danamon Indonesia Tbk PT	985,242	177,089
*	Bank Ina Perdana PT	443,500	68,413
	Bank Mandiri Persero Tbk PT	2,558,144	1,089,157
	Bank Maybank Indonesia Tbk PT	1,741,200	47,453
*	Bank Nationalnobu Tbk PT	30,300	1,615
	Bank Negara Indonesia Persero Tbk PT	1,054,500	415,028
*	Bank Pan Indonesia Tbk PT	1,806,900	112,450
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,166,600	112,094
	Bank Pembangunan Daerah Jawa Timur Tbk PT	2,139,900	120,602
*	Bank Rakyat Indonesia Agroniaga Tbk PT	234,900	14,929
	Bank Rakyat Indonesia Persero Tbk PT	5,982,200	1,674,029
	Bank Tabungan Negara Persero Tbk PT	1,605,373	176,208
*	Barito Pacific Tbk PT	9,375,100	648,127
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	15,627
	BFI Finance Indonesia Tbk PT	1,785,600	83,385
*	Bintang Oto Global Tbk PT	442,800	40,448
	BISI International Tbk PT	932,700	74,555
*	Blue Bird Tbk PT	106,000	10,014
*	Buana Lintas Lautan Tbk PT	4,154,700	88,589
*	Bumi Serpong Damai Tbk PT	2,215,200	180,030

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	$9,592
*	Capital Financial Indonesia Tbk PT	1,669,100	43,714
	Charoen Pokphand Indonesia Tbk PT	1,835,415	894,845
	Ciputra Development Tbk PT	2,395,000	188,483
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	184,182
	Dharma Satya Nusantara Tbk PT	429,200	18,860
*	Eagle High Plantations Tbk PT	1,780,900	14,155
*	Elang Mahkota Teknologi Tbk PT	2,352,200	364,526
	Elnusa Tbk PT	2,138,700	52,520
*	Erajaya Swasembada Tbk PT	3,947,500	166,526
*	FKS Food Sejahtera Tbk PT	1,372,000	27,509
*	Gajah Tunggal Tbk PT	636,500	39,902
*	Hanson International Tbk PT	46,633,300	30,266
*	Harum Energy Tbk PT	245,200	87,282
	Indofood CBP Sukses Makmur Tbk PT	511,600	307,978
	Indofood Sukses Makmur Tbk PT	1,663,500	750,315
*	Indosat Tbk PT	493,300	224,185
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,001,000	165,094
	Inovisi Infracom Tbk PT	668,445	0
*	Inti Agri Resources Tbk PT	3,873,200	2,514
	Japfa Comfeed Indonesia Tbk PT	2,760,900	402,557
	Jasa Marga Persero Tbk PT	566,926	162,657
	Jaya Real Property Tbk PT	1,230,300	47,667
	Kalbe Farma Tbk PT	6,176,700	615,643
*	Kapuas Prima Coal Tbk PT	1,774,000	17,796
*	Kawasan Industri Jababeka Tbk PT	10,561,668	129,979
*	KMI Wire & Cable Tbk PT	1,054,000	25,368
*	Kresna Graha Investama Tbk PT	3,259,900	33,634
	Link Net Tbk PT	609,400	168,574
*	Lippo Cikarang Tbk PT	1,247,310	118,007
*	Malindo Feedmill Tbk PT	443,300	27,587
*	Map Aktif Adiperkasa PT	71,000	11,547
*	Matahari Department Store Tbk PT	646,100	80,393
	Mayora Indah Tbk PT	1,326,925	225,926
*	Media Nusantara Citra Tbk PT	2,172,600	147,228
*	Mega Manunggal Property Tbk PT	628,000	18,501
*	Merdeka Copper Gold Tbk PT	1,656,700	299,667
	Metrodata Electronics Tbk PT	487,100	55,630
*	Mitra Adiperkasa Tbk PT	4,877,000	270,019
	Mitra Keluarga Karyasehat Tbk PT	1,349,400	244,541
*	MNC Investama Tbk PT	7,867,000	29,447
*	MNC Kapital Indonesia Tbk PT	8,810,000	65,234
*	MNC Land Tbk PT	3,902,700	29,698
*	MNC Sky Vision Tbk PT	269,000	12,537
*	MNC Vision Networks Tbk PT	5,244,300	86,409
	Nippon Indosari Corpindo Tbk PT	723,844	71,174
	Pabrik Kertas Tjiwi Kimia Tbk PT	329,600	226,960
*	Pacific Strategic Financial Tbk PT	1,603,600	81,596
*	Pakuwon Jati Tbk PT	3,237,400	118,631
*	Pan Brothers Tbk PT	1,955,500	23,269
*	Panin Financial Tbk PT	6,124,500	81,771
*	Paninvest Tbk PT	637,500	34,851
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	650,100	58,637
*	Pollux Properti Indonesia Tbk PT	109,700	19,866
*	Pool Advista Indonesia Tbk PT	350,400	227
	PP Persero Tbk PT	1,298,742	109,352
	Puradelta Lestari Tbk PT	3,809,400	63,713
	Ramayana Lestari Sentosa Tbk PT	1,095,400	58,733
*	Rimo International Lestari Tbk PT	18,540,300	12,033

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Salim Ivomas Pratama Tbk PT	1,609,400	$63,980
*	Sampoerna Agro Tbk PT	487,800	63,794
	Sarana Menara Nusantara Tbk PT	5,323,400	419,884
*	Sariguna Primatirta Tbk PT	1,449,700	46,170
*	Sawit Sumbermas Sarana Tbk PT	1,413,000	90,907
	Selamat Sempurna Tbk PT	1,169,600	106,477
*	Sinar Mas Multiartha Tbk PT	16,500	14,968
	Sri Rejeki Isman Tbk PT	6,771,700	74,447
*	Sugih Energy Tbk PT	5,670,200	3,680
	Sumber Alfaria Trijaya Tbk PT	2,293,700	150,803
*	Summarecon Agung Tbk PT	3,205,000	214,620
*	Surya Citra Media Tbk PT	2,599,200	282,942
*	Surya Esa Perkasa Tbk PT	2,146,300	57,019
	Surya Semesta Internusa Tbk PT	2,192,100	68,202
	Suryainti Permata Tbk PT	1,280,000	0
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	76,462	1,686,752
	Tempo Scan Pacific Tbk PT	107,300	10,954
	Tower Bersama Infrastructure Tbk PT	2,562,500	494,031
*	Trada Alam Minera Tbk PT	12,608,800	8,183
	Transcoal Pacific Tbk PT	281,200	140,553
	Truba Alam Manuggal Engineering PT	3,328,000	0
	Tunas Baru Lampung Tbk PT	1,605,700	98,190
	Tunas Ridean Tbk PT	238,000	20,431
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	120,105
	Unilever Indonesia Tbk PT	1,284,700	533,245
*	Vale Indonesia Tbk PT	744,000	236,671
	Waskita Beton Precast Tbk PT	4,254,600	59,416
	Waskita Karya Persero Tbk PT	1,355,243	103,971
	Wijaya Karya Beton Tbk PT	1,949,300	40,423
	Wijaya Karya Persero Tbk PT	1,331,249	132,377
	XL Axiata Tbk PT	1,581,900	228,182

TOTAL INDONESIA			22,760,618

MALAYSIA — (1.6%)
	Duopharma Biotech Bhd	132,586	92,113
#	Aeon Co. M Bhd	205,600	64,152
#	AEON Credit Service M Bhd	56,690	171,480
	AFFIN Bank Bhd	198,281	84,640
#*	AirAsia Group Bhd	354,400	75,144
	Ajinomoto Malaysia Bhd	6,100	23,897
*	Alliance Bank Malaysia Bhd	349,000	221,342
	Allianz Malaysia Bhd	22,600	72,786
	AMMB Holdings Bhd	609,875	443,195
*	Asia Poly Holdings Bhd	251,300	21,721
	Astro Malaysia Holdings Bhd	379,900	91,821
	ATA IMS Bhd	15,600	11,424
	Axiata Group Bhd	803,448	758,638
	Batu Kawan Bhd	34,000	153,551
	BIMB Holdings Bhd	172,031	162,801
#*	Boustead Holdings Bhd	238,660	34,357
	Boustead Plantations Bhd	198,360	27,812
*	Bumi Armada Bhd	1,250,300	124,041
	Bursa Malaysia Bhd	210,300	432,734
#	Cahya Mata Sarawak Bhd	262,400	131,086
	Can-One Bhd	42,900	31,697
	Careplus Group BHD	59,700	42,342
	CB Industrial Product Holding Bhd	146,080	44,513
#	CIMB Group Holdings Bhd	788,183	795,708
#	Comfort Glove Bhd	111,900	75,155

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	CSC Steel Holdings Bhd	55,500	$25,707
*	Cypark Resources Bhd	141,900	45,666
#	D&O Green Technologies Bhd	322,000	366,971
	Daibochi Bhd	18,200	11,103
	Datasonic Group Bhd	750,000	106,918
*	Dayang Enterprise Holdings Bhd	244,545	83,498
	Dialog Group Bhd	747,114	553,835
#	DiGi.Com Bhd	601,200	614,755
	DRB-Hicom Bhd	345,800	160,697
#	Dufu Technology Corp. Bhd	87,700	93,500
	Dutch Lady Milk Industries Bhd	6,400	54,360
	Eastern & Oriental Bhd	320,580	46,884
#	Eco World Development Group Bhd	213,400	32,303
#	Eco World International Bhd	172,100	23,297
*	Econpile Holdings Bhd	91,700	10,501
	Ekovest BHD	546,150	61,248
	Formosa Prosonic Industries Bhd	33,300	20,361
	Fraser & Neave Holdings Bhd	38,300	280,095
	Frontken Corp. Bhd	289,050	220,807
	Gadang Holdings Bhd	227,100	23,249
*	Gamuda Bhd	404,248	348,149
#	Gas Malaysia Bhd	57,400	38,076
#	Genting Plantations Bhd	70,800	150,725
	George Kent Malaysia Bhd	175,200	34,603
	Globetronics Technology Bhd	206,666	112,814
#	Guan Chong Bhd	225,100	161,885
	Hai-O Enterprise Bhd	91,300	48,112
	HAP Seng Consolidated Bhd	250,620	491,109
#	Hartalega Holdings Bhd	278,800	698,535
	Hengyuan Refining Co. Bhd	63,600	83,178
	HeveaBoard Bhd	108,600	17,358
	Hextar Global Bhd	69,700	30,399
	Hiap Teck Venture Bhd	583,500	90,293
	Hong Leong Bank Bhd	77,890	338,570
	Hong Leong Financial Group Bhd	58,613	237,094
	Hong Leong Industries Bhd	26,900	62,042
	Hup Seng Industries Bhd	164,800	37,817
*	IGB Bhd	43,286	29,665
	IJM Corp. Bhd	936,314	445,374
	IJM Plantations Bhd	85,300	37,683
	Inari Amertron Bhd	545,763	457,998
	Insas Bhd	133,113	27,913
	IOI Corp. Bhd	418,305	417,485
	IOI Properties Group Bhd	298,010	99,550
*	Iskandar Waterfront City Bhd	289,100	33,531
#*	JAKS Resources Bhd	316,680	47,476
#*	Jaya Tiasa Holdings Bhd	112,305	19,399
*	JCY International Bhd	229,900	25,417
	JHM Consolidation Bhd	137,400	65,464
	Johore Tin Bhd	41,700	16,376
	Kenanga Investment Bank Bhd	159,100	60,495
	Kerjaya Prospek Group Bhd	145,309	47,813
	Kim Loong Resources Bhd	89,860	31,761
*	KNM Group Bhd	1,066,384	47,781
	Kretam Holdings Bhd	266,200	42,230
	Kuala Lumpur Kepong Bhd	62,968	337,984
*	Land & General Bhd	960,740	29,205
#*	LBS Bina Group Bhd	271,672	32,792
	Leong Hup International Bhd	466,700	80,805

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Lii Hen Industries Bhd	49,800	$41,556
	Lingkaran Trans Kota Holdings Bhd	58,400	53,565
*	Lion Industries Corp. Bhd	117,900	23,819
	Lotte Chemical Titan Holding Bhd	191,900	151,071
#	LPI Capital Bhd	63,200	213,130
	Luxchem Corp. Bhd	106,800	23,905
	Magni-Tech Industries Bhd	96,933	54,612
#	Mah Sing Group Bhd	476,152	119,458
	Malayan Banking Bhd	600,227	1,205,509
	Malayan Flour Mills Bhd	285,450	65,481
	Malaysia Airports Holdings Bhd	326,967	477,516
	Malaysia Building Society Bhd	702,313	107,886
*	Malaysian Bulk Carriers Bhd	131,600	21,484
	Malaysian Pacific Industries Bhd	33,263	314,438
#	Malaysian Resources Corp. Bhd	971,900	106,613
	Matrix Concepts Holdings Bhd	335,750	155,570
	Maxis Bhd	456,000	511,902
	MBM Resources BHD	60,030	49,641
#	Mega First Corp. Bhd	108,200	192,293
	MKH Bhd	164,215	54,831
#	MMC Corp. Bhd	193,900	52,457
	MNRB Holdings Bhd	139,467	41,854
*	MPHB Capital Bhd	107,100	34,240
	Muda Holdings Bhd	68,500	46,973
	Muhibbah Engineering M Bhd	112,100	27,318
*	Mulpha International Bhd	55,520	24,397
#	My EG Services Bhd	641,730	304,673
*	Notion VTEC Bhd	77,100	15,376
	NTPM Holdings Bhd	103,400	15,131
#	Oriental Holdings BHD	109,500	139,415
	OSK Holdings Bhd	402,764	88,414
	Padini Holdings Bhd	176,600	124,914
	Panasonic Manufacturing Malaysia Bhd	3,400	25,886
	Pantech Group Holdings Bhd	219,367	28,595
	Paramount Corp. Bhd	122,940	24,737
	Pentamaster Corp. Bhd	145,200	205,936
	Perak Transit Bhd	187,900	34,600
#	PESTECH International Bhd	51,000	13,298
	Petron Malaysia Refining & Marketing Bhd	41,100	45,906
	PIE Industrial Bhd	62,100	49,000
#*	Pos Malaysia Bhd	137,200	29,265
	PPB Group Bhd	85,660	386,682
	Press Metal Aluminium Holdings Bhd	435,000	551,787
#	Public Bank Bhd	3,302,250	3,343,284
	QL Resources Bhd	283,506	418,694
	Ranhill Utilities Bhd	209,936	41,501
	RCE Capital Bhd	23,900	15,683
*	Revenue Group Bhd	45,100	25,280
	RHB Bank Bhd	372,762	473,669
*	Rimbunan Sawit Bhd	331,700	20,613
*	Rubberex Corp. M Bhd	139,900	47,636
	Sam Engineering & Equipment M Bhd	16,800	27,450
*	Sapura Energy Bhd	2,326,211	75,862
#	Sarawak Oil Palms Bhd	57,114	52,358
#	Scientex Bhd	312,200	319,364
	Serba Dinamik Holdings Bhd	597,030	241,104
	Shangri-La Hotels Malaysia Bhd	63,400	57,575
#	Sime Darby Plantation Bhd	356,000	394,316
	Sime Darby Property Bhd	889,900	144,280

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	SKP Resources Bhd	282,000	$113,975
#*	SP Setia Bhd Group	534,168	134,273
	Sunway Construction Group Bhd	101,010	42,869
	Supermax Corp. Bhd	458,443	672,902
	Suria Capital Holdings Bhd	21,720	5,666
	Syarikat Takaful Malaysia Keluarga Bhd	152,600	166,020
	Ta Ann Holdings Bhd	84,726	58,461
#	Taliworks Corp. Bhd	77,900	15,962
	Tan Chong Motor Holdings Bhd	103,100	30,219
	Telekom Malaysia Bhd	227,360	316,726
	Tenaga Nasional Bhd	332,800	808,677
	Thong Guan Industries Bhd	61,000	38,215
	TIME dotCom Bhd	83,400	282,477
*	Tropicana Corp. Bhd	175,028	38,438
	TSH Resources Bhd	182,600	47,642
*	Tune Protect Group Bhd	184,300	19,312
	Uchi Technologies Bhd	152,170	116,361
	UEM Edgenta Bhd	103,000	46,495
#*	UEM Sunrise Bhd	701,564	72,699
	UMW Holdings Bhd	120,900	97,322
#	United Malacca Bhd	20,100	25,015
	United Plantations Bhd	28,200	97,700
	UOA Development Bhd	269,500	120,995
#*	Velesto Energy Bhd	1,287,935	51,473
	ViTrox Corp. Bhd	41,100	161,003
*	Vivocom International Holdings Bhd	102,600	16,934
*	WCE Holdings Bhd	204,500	23,937
*	WCT Holdings Bhd	388,352	49,254
	Wellcall Holdings Bhd	218,950	57,686
	Westports Holdings Bhd	311,700	326,934
	Yinson Holdings Bhd	262,900	334,741
	YNH Property Bhd	197,408	132,926
*	YTL Corp. Bhd	1,437,187	250,599
*	YTL Power International Bhd	516,211	91,369

TOTAL MALAYSIA			29,257,941

MEXICO — (1.9%)
	Alfa S.A.B. de C.V., Class A	1,529,960	1,066,448
	Alpek S.A.B. de C.V.	223,100	249,125
#*	Alsea S.A.B. de C.V.	220,241	362,158
#	America Movil S.A.B. de C.V.	3,334,665	2,335,928
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	116,929	1,629,990
#	Arca Continental S.A.B. de C.V.	65,357	351,644
#*	Axtel S.A.B. de C.V.	548,618	148,143
#*	Banco del Bajio SA	209,582	333,043
	Bolsa Mexicana de Valores S.A.B. de C.V.	179,846	400,141
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	9,936	466,694
*	Consorcio ARA S.A.B. de C.V.	285,651	73,327
*	Controladora Nemak SAB de CV	1,529,960	209,966
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	248,143	403,996
*	Corp. Actinver S.A.B. de C.V.	9,800	4,838
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	164,502	322,069
	Corp. Moctezuma S.A.B. de C.V.	87,200	269,000
#*	Credito Real S.A.B. de C.V. Sofom ER	81,877	37,186
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	41,812	176,190
*	Elementia S.A.B. de C.V.	36,084	24,493
#*	Empresas ICA S.A.B. de C.V.	72,400	343
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	10,724	3,970
#	Fomento Economico Mexicano S.A.B. de C.V.	161,242	1,251,522

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Gentera S.A.B. de C.V.	386,999	$195,630
#	Gruma S.A.B. de C.V., Class B	89,883	978,965
#*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	137,610	859,816
#*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,894	194,514
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	71,113	732,053
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	829	141,013
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	10,582	179,200
	Grupo Bimbo S.A.B. de C.V., Class A	435,528	869,465
#*	Grupo Carso S.A.B. de C.V.	90,536	257,883
	Grupo Comercial Chedraui S.A. de C.V.	191,976	299,095
	Grupo Elektra S.A.B. de C.V.	21,849	1,637,375
	Grupo Financiero Banorte S.A.B. de C.V., Class O	533,635	3,029,997
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	402,383	375,428
#*	Grupo GICSA SAB de CV	209,490	31,128
	Grupo Herdez S.A.B. de C.V.	63,798	133,851
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	21,807	5,275
	Grupo Industrial Saltillo S.A.B. de C.V.	91,927	124,796
	Grupo KUO S.A.B. de C.V.	28,600	66,287
	Grupo Lala S.A.B. de C.V.	201,642	147,919
*	Grupo Pochteca S.A.B. de C.V.	35,990	10,847
#	Grupo Rotoplas S.A.B. de C.V.	70,980	126,143
*	Grupo Sanborns S.A.B. de C.V.	147,588	136,244
	Grupo Simec S.A.B. de C.V., Sponsored ADR	2,821	39,917
	Grupo Simec S.A.B. de C.V., Class B	38,410	186,769
*	Grupo Sports World S.A.B. de C.V.	49,448	14,768
*	Grupo Televisa S.A.B., Sponsored ADR	15,502	191,915
#*	Grupo Televisa S.A.B.	861,027	2,145,235
*	Grupo Traxion S.A.B. de C.V.	60,930	98,387
*	Hoteles City Express S.A.B. de C.V.	142,008	54,050
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	986	43,847
	Industrias Bachoco S.A.B. de C.V.	47,016	174,073
	Industrias CH S.A.B. de C.V.	98,329	679,522
#*	Industrias Penoles S.A.B. de C.V.	46,782	600,981
*	Infraestructura Energetica Nova S.A.B. de C.V.	85,309	366,386
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	330,498	572,828
#	La Comer S.A.B. de C.V.	252,317	472,075
	Megacable Holdings S.A.B. de C.V.	273,312	1,000,718
*	Minera Frisco S.A.B. de C.V., Class A1	277,464	59,857
#*	Minera Frisco S.A.B. de C.V., Class A2	381,522	77,408
#	Nemak S.A.B. de C.V.	307,423	90,146
	Orbia Advance Corp. S.A.B. de C.V.	566,072	1,583,336
	Organizacion Cultiba S.A.B. de C.V.	24,314	15,123
*	Organizacion Soriana S.A.B. de C.V., Class B	220,844	194,821
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	48,495	373,151
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	11,087	59,176
#	Qualitas Controladora S.A.B. de C.V.	67,298	366,274
#*	Regional S.A.B. de C.V.	145,986	744,812
#*	Telesites S.A.B. de C.V.	503,285	480,502
#*	Unifin Financiera S.A.B. de C.V.	123,536	142,338
	Vitro S.A.B. de C.V.	86,697	111,276
#	Wal-Mart de Mexico S.A.B. de C.V.	744,463	2,441,362

TOTAL MEXICO			34,034,191

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	16,672	26,508
#	Cementos Pacasmayo SAA, ADR	7,300	52,341
*	Cia de Minas Buenaventura SAA, ADR	15,794	153,518
	Credicorp, Ltd.	11,760	1,404,144
*	Fossal SAA, ADR	455	0

TOTAL PERU			1,636,511

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	218,000	$33,059
	Aboitiz Equity Ventures, Inc.	397,870	293,357
	AC Energy Corp.	150,700	21,280
*	Apex Mining Co., Inc.	1,427,000	51,116
*	Atlas Consolidated Mining & Development Corp.	168,700	30,419
	Ayala Corp.	21,966	337,714
	Ayala Land, Inc.	847,960	565,720
*	AyalaLand Logistics Holdings Corp.	612,000	38,589
	Bank of the Philippine Islands	394,525	678,184
	BDO Unibank, Inc.	534,078	1,142,215
*	Cebu Air, Inc.	137,560	138,304
	Cebu Landmasters, Inc.	208,600	25,212
*	CEMEX Holdings Philippines, Inc.	1,500,499	36,108
	Century Pacific Food, Inc.	571,300	237,147
	Century Properties Group, Inc.	500,000	4,262
*	Chelsea Logistics and Infrastructure Holdings Corp.	112,100	6,940
	China Banking Corp.	341,837	177,547
	Cosco Capital, Inc.	842,900	87,904
	D&L Industries, Inc.	1,243,200	186,215
*	DITO CME Holdings Corp.	96,200	20,162
*	DoubleDragon Properties Corp.	395,590	105,077
*	Eagle Cement Corp.	227,300	56,676
*	East West Banking Corp.	330,450	67,608
*	EEI Corp.	357,100	55,089
	Filinvest Development Corp.	301,500	51,083
	Filinvest Land, Inc.	4,402,000	99,550
	First Gen Corp.	204,200	131,829
	First Philippine Holdings Corp.	145,170	202,337
*	Global Ferronickel Holdings, Inc.	762,228	42,410
	Globe Telecom, Inc.	7,210	274,176
	GT Capital Holdings, Inc.	24,769	269,561
*	Holcim Philippines, Inc.	209,500	24,006
*	Integrated Micro-Electronics, Inc.	277,660	57,957
	International Container Terminal Services, Inc.	203,530	549,094
	JG Summit Holdings, Inc.	460,568	504,138
	Jollibee Foods Corp.	90,950	332,333
*	MacroAsia Corp.	115,740	11,807
	Manila Electric Co.	47,770	270,319
*	Manila Water Co., Inc.	615,600	188,239
	Max’s Group, Inc.	165,400	20,286
*	Megawide Construction Corp.	345,474	47,423
	Megaworld Corp.	3,069,600	200,412
	Metro Pacific Investments Corp.	3,476,000	292,047
	Metropolitan Bank & Trust Co.	387,635	353,801
	Nickel Asia Corp.	2,019,400	232,211
	Petron Corp.	1,186,800	83,954
	Philex Mining Corp.	819,300	115,457
*	Philippine National Bank	176,952	114,423
	Philippine Seven Corp.	20,200	44,908
	Philippine Stock Exchange, Inc. (The)	5,304	17,648
*	Phoenix Petroleum Philippines, Inc.	189,140	48,299
*	Pilipinas Shell Petroleum Corp.	168,290	75,431
	PLDT, Inc., Sponsored ADR	9,747	255,371
	PLDT, Inc.	15,250	402,537
	Puregold Price Club, Inc.	404,060	312,904

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	PXP Energy Corp.	151,300	$24,143
	RFM Corp.	532,000	50,802
	Rizal Commercial Banking Corp.	339,756	128,921
	Robinsons Land Corp.	1,287,566	437,416
	Robinsons Retail Holdings, Inc.	199,270	217,432
	Security Bank Corp.	69,546	166,477
	Shakey’s Pizza Asia Ventures, Inc.	111,400	17,076
	SM Investments Corp.	18,855	376,260
	SM Prime Holdings, Inc.	1,269,312	907,209
*	Top Frontier Investment Holdings, Inc.	10,142	28,322
	Union Bank of the Philippines	135,942	203,216
	Universal Robina Corp.	174,790	496,871
	Vista Land & Lifescapes, Inc.	2,375,400	173,387
	Vistamalls, Inc.	82,400	6,661
	Wilcon Depot, Inc.	493,700	180,352

TOTAL PHILIPPINES			13,436,400

POLAND — (0.8%)
*	11 bit studios SA	557	80,831
	AB SA	2,958	44,561
*	Agora SA	20,446	42,368
*	Alior Bank SA	37,160	275,259
*	Alumetal SA	2,578	40,775
	Amica SA	2,870	114,453
#*	AmRest Holdings SE	22,525	187,249
	Apator SA	5,949	37,639
	Asseco Poland SA	13,859	257,139
	Asseco South Eastern Europe SA	812	8,646
*	Auto Partner SA	5,225	14,479
*	Bank Handlowy w Warszawie SA	11,550	123,606
*	Bank Millennium SA	227,455	248,298
*	Bank Ochrony Srodowiska SA	10,593	23,737
*	Bank Polska Kasa Opieki SA	24,164	509,766
*	Benefit Systems SA	340	79,540
#*	Bioton SA	12,311	19,427
*	Boryszew SA	29,966	25,067
	Budimex SA	5,517	431,801
*	CCC SA	10,842	293,117
*	CD Projekt SA	5,232	239,524
	Celon Pharma SA	2,513	31,525
*	Ciech SA	18,002	185,017
#*	Cognor SA	32,570	27,105
	ComArch SA	1,142	69,903
	Cyfrowy Polsat SA	64,442	500,990
	Develia SA	151,167	121,615
*	Dino Polska SA	9,540	618,945
	Dom Development SA	4,063	161,436
#*	Echo Investment SA	44,130	49,222
*	Fabryki Mebli Forte SA	8,318	109,844
*	Famur SA	138,692	89,477
	Firma Oponiarska Debica SA	1,289	27,649
*	Globe Trade Centre SA	52,134	95,937
*	Grupa Azoty Zaklady Chemiczne Police SA	3,091	10,271
	Grupa Kety SA	5,820	942,820
	Grupa Lotos SA	20,767	261,211
*	ING Bank Slaski SA	6,365	291,220
*	Inter Cars SA	3,991	328,585
	Kernel Holding SA	31,600	424,744
*	KGHM Polska Miedz SA	21,180	1,083,973

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	KRUK SA	7,262	$348,683
#	LiveChat Software SA	4,111	135,516
*	LPP SA	273	705,561
#*	Mabion SA	1,857	30,955
*	mBank SA	3,107	192,185
*	Netia SA	82,111	125,521
	Neuca SA	710	132,575
*	Orange Polska SA	219,364	393,968
	PlayWay SA	362	45,059
*	Polimex-Mostostal SA	12,058	17,571
	Polski Koncern Naftowy Orlen SA	111,291	1,955,202
*	Powszechna Kasa Oszczednosci Bank Polski SA	92,997	864,621
*	Powszechny Zaklad Ubezpieczen SA	66,177	569,491
*	Santander Bank Polska SA	5,944	351,624
	Stalexport Autostrady SA	62,036	58,387
	Tim SA/Siechnice	6,009	44,792
#*	VRG SA	79,132	72,105
	Warsaw Stock Exchange	7,860	96,673
	Wawel SA	227	36,272
*	Wirtualna Polska Holding SA	2,460	64,965
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,294	12,150

TOTAL POLAND			14,782,647

QATAR — (0.6%)
	Commercial Bank PSQC (The)	381,731	565,610
	Aamal Co.	766,168	198,922
	Al Khaleej Takaful Group QSC	41,784	44,002
	Al Khalij Commercial Bank PQSC	395,392	235,038
	Al Meera Consumer Goods Co. QSC	30,411	160,696
	Alijarah Holding Co., QPSC	132,118	43,792
	Barwa Real Estate Co.	604,458	536,345
	Doha Bank QPSC	355,698	256,919
	Doha Insurance Co. QSC	74,765	40,658
*	Gulf International Services QSC	389,888	167,055
	Gulf Warehousing Co.	121,495	170,790
	Industries Qatar QSC	92,094	339,824
	Mannai Corp. QSC	102,244	111,309
	Masraf Al Rayan QSC	343,081	420,988
	Mazaya Real Estate Development QPSC	196,033	62,795
	Mesaieed Petrochemical Holding Co.	659,507	348,820
	Ooredoo QPSC	271,952	529,049
	Qatar Electricity & Water Co QSC	78,033	368,555
*	Qatar First Bank	132,088	69,546
	Qatar Fuel QSC	71,452	356,166
	Qatar Gas Transport Co., Ltd.	540,411	467,687
	Qatar Industrial Manufacturing Co. QSC	15,152	12,269
*	Qatar Insurance Co. SAQ	461,151	317,251
	Qatar International Islamic Bank QSC	200,174	508,103
	Qatar Islamic Bank SAQ	216,185	1,032,680
	Qatar Islamic Insurance Group	20,761	45,092
	Qatar National Bank QPSC	445,633	2,187,904
	Qatar Navigation QSC	194,777	399,710
*	Salam International Investment, Ltd. QSC	347,600	82,790
	United Development Co. QSC	695,945	303,071
	Vodafone Qatar QSC	627,335	305,382
	Widam Food Co.	14,228	18,656
	Zad Holding Co.	25,345	108,742

TOTAL QATAR			10,816,216

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (0.5%)
	Etalon Group P.L.C., GDR	31,518	$51,218
	Etalon Group P.L.C., GDR	4,553	7,403
	Globaltrans Investment P.L.C., GDR	13,798	85,807
	Globaltrans Investment P.L.C., GDR	9,573	59,544
	LSR Group PJSC, GDR	15,160	31,230
*	Mail.Ru Group, Ltd., GDR	1,271	28,388
*	Mail.Ru Group, Ltd., GDR	7,094	158,196
	MMC Norilsk Nickel PJSC, ADR	7,978	272,528
	MMC Norilsk Nickel PJSC, ADR	63,265	2,145,349
	Mobile TeleSystems PJSC, Sponsored ADR	64,172	543,537
	PhosAgro PJSC, GDR	22,888	420,476
	PhosAgro PJSC, GDR	416	7,642
	Polyus PJSC, GDR	4,024	372,824
	QIWI P.L.C., Sponsored ADR	5,301	55,926
	Ros Agro P.L.C., GDR	818	9,659
	Ros Agro P.L.C., GDR	7,201	84,828
	Rostelecom PJSC, Sponsored ADR	12,066	98,398
	Rostelecom PJSC, Sponsored ADR	19,115	157,815
	Sberbank of Russia PJSC, Sponsored ADR	211,733	3,333,360
	Sberbank of Russia PJSC, Sponsored ADR	1,505	23,734
*	VEON, Ltd., ADR	105,857	190,543
	VTB Bank PJSC, GDR	171,074	226,761
	VTB Bank PJSC, GDR	299,186	396,721
	X5 Retail Group NV, GDR	17,249	529,512
	X5 Retail Group NV, GDR	21	645

TOTAL RUSSIA			9,292,044

SAUDI ARABIA — (2.2%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	7,489	44,625
	Abdullah Al Othaim Markets Co.	12,608	452,299
	Advanced Petrochemical Co.	22,662	489,288
*	Al Alamiya for Cooperative Insurance Co.	1,515	10,334
	Al Babtain Power & Telecommunication Co.	8,573	90,885
*	Al Etihad Cooperative Insurance Co.	9,645	60,462
*	Al Hassan Ghazi Ibrahim Shaker Co.	13,139	72,513
	Al Jouf Agricultural Development Co.	2,843	69,196
	Al Khaleej Training and Education Co.	10,341	66,754
	Al Moammar Information Systems Co.	4,167	116,565
	Al Rajhi Bank	165,707	4,362,938
*	Al Rajhi Co. for Co-operative Insurance	5,588	132,220
	Al Yamamah Steel Industries Co.	9,092	102,632
*	AlAbdullatif Industrial Investment Co.	10,114	54,890
*	Alahli Takaful Co.	2,213	22,321
	Alandalus Property Co.	10,856	75,010
	Aldrees Petroleum and Transport Services Co.	12,966	218,118
	Alinma Bank	215,971	1,140,385
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,344	59,683
	Almarai Co. JSC	65,716	941,431
	Arab National Bank	31,925	193,407
	Arabian Centres Co., Ltd.	29,169	192,803
	Arabian Pipes Co.	8,343	44,556
*	Arabian Shield Cooperative Insurance Co.	5,778	45,345
	Arriyadh Development Co.	42,942	258,299
*	Aseer Trading Tourism & Manufacturing Co.	22,692	145,838
	Astra Industrial Group	17,742	148,524
*	AXA Cooperative Insurance Co.	8,333	82,315
	Bank AlBilad	86,090	858,481
	Bank Al-Jazira	162,184	824,588
	Banque Saudi Fransi	31,445	326,733

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Basic Chemical Industries, Ltd.	4,880	$50,454
*	Batic Investments and Logistic Co.	3,562	33,924
	Bawan Co.	8,435	81,750
*	Bupa Arabia for Cooperative Insurance Co.	9,908	304,894
*	Co. for Cooperative Insurance (The)	16,338	337,729
*	Dar Al Arkan Real Estate Development Co.	226,317	622,200
*	Dur Hospitality Co.	14,397	122,870
	Electrical Industries Co.	7,487	59,434
*	Etihad Etisalat Co.	168,920	1,390,509
	Fitaihi Holding Group	4,845	41,385
	Hail Cement Co.	22,503	115,392
	Halwani Brothers Co.	4,663	132,578
	Herfy Food Services Co.	7,846	127,260
	Jarir Marketing Co.	10,988	582,721
*	Jazan Energy and Development Co.	5,245	31,029
*	Leejam Sports Co. JSC	5,274	103,932
	Maharah Human Resources Co., Ltd.	2,290	44,066
*	Malath Cooperative Insurance Co.	4,696	29,971
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	10,718	70,364
*	Methanol Chemicals Co.	17,191	66,016
*	Middle East Paper Co.	13,506	88,479
*	Mobile Telecommunications Co. Saudi Arabia	197,160	794,429
*	Nama Chemicals Co.	2,809	28,283
*	National Agriculture Development Co. (The)	21,050	227,880
*	National Co., for Glass Manufacturing (The)	5,644	54,698
	National Co., for Learning & Education	1,983	26,781
	National Commercial Bank	241,173	3,651,592
*	National Gas & Industrialization Co.	11,325	111,386
*	National Industrialization Co.	138,250	705,818
	National Petrochemical Co.	5,749	74,140
*	Rabigh Refining & Petrochemical Co.	44,713	243,461
	Riyad Bank	131,575	934,522
	SABIC Agri-Nutrients Co.	37,582	1,050,183
	Sahara International Petrochemical Co.	122,085	882,808
	Saudi Airlines Catering Co.	9,846	199,788
*	Saudi Arabian Mining Co.	66,440	1,011,228
	Saudi Automotive Services Co.	12,855	125,122
	Saudi Basic Industries Corp.	92,696	3,054,986
	Saudi British Bank (The)	70,135	574,148
*	Saudi Ceramic Co.	14,500	193,142
	Saudi Co. For Hardware CJSC	4,603	85,288
*	Saudi Ground Services Co.	19,572	182,189
	Saudi Industrial Investment Group	49,534	467,024
	Saudi Industrial Services Co.	17,038	214,362
	Saudi Investment Bank (The)	19,509	97,385
*	Saudi Kayan Petrochemical Co.	195,566	946,076
*	Saudi Marketing Co.	8,115	82,119
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,216	181,392
*	Saudi Printing & Packaging Co.	6,269	42,548
*	Saudi Public Transport Co.	15,572	100,601
*	Saudi Re for Cooperative Reinsurance Co.	16,603	62,706
*	Saudi Real Estate Co.	29,259	149,840
*	Saudi Research & Marketing Group	12,346	297,345
	Saudi Telecom Co.	97,132	3,284,260
	Saudia Dairy & Foodstuff Co.	6,262	281,326
	Savola Group (The)	87,288	927,844
*	Seera Group Holding	64,481	342,149
*	Takween Advanced Industries Co.	13,249	61,009
	Umm Al-Qura Cement Co.	12,006	100,417

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	United Electronics Co.	9,584	$307,242
	United International Transportation Co.	14,860	168,824
	United Wire Factories Co.	7,305	71,892
	Yanbu National Petrochemical Co.	32,594	632,841
	Zahrat Al Waha For Trading Co.	1,335	28,714
*	Zamil Industrial Investment Co.	12,402	87,252

TOTAL SAUDI ARABIA			39,287,435

SOUTH AFRICA — (4.1%)
*	Absa Group, Ltd.	232,225	1,958,029
	Adcock Ingram Holdings, Ltd.	21,278	63,352
*	Adcorp Holdings, Ltd.	28,991	12,638
	Advtech, Ltd.	247,145	234,996
	AECI, Ltd.	65,821	461,308
	Afrimat, Ltd.	32,776	109,492
	Alexander Forbes Group Holdings, Ltd.	337,488	88,784
	Allied Electronics Corp., Ltd., Class A	122,825	100,245
	Alviva Holdings, Ltd.	81,663	71,713
	Anglo American Platinum, Ltd.	8,564	1,169,506
	AngloGold Ashanti, Ltd., Sponsored ADR	116,516	2,397,899
	Astral Foods, Ltd.	18,777	178,859
	AVI, Ltd.	141,022	688,671
*	Barloworld, Ltd.	142,485	939,002
*	Bid Corp., Ltd.	58,034	1,143,827
	Bidvest Group, Ltd. (The)	91,585	1,057,581
*	Blue Label Telecoms, Ltd.	273,933	81,223
#*	Brait P.L.C.	400,143	73,443
*	Capitec Bank Holdings, Ltd.	11,214	1,148,177
	Cashbuild, Ltd.	12,052	254,554
*	Caxton and CTP Publishers and Printers, Ltd.	26,485	14,510
	City Lodge Hotels, Ltd.	260,316	77,224
	Clicks Group, Ltd.	62,983	1,050,304
	Coronation Fund Managers, Ltd.	95,431	362,729
	Curro Holdings, Ltd.	74,110	58,576
*	DataTec, Ltd.	132,136	259,589
*	Dis-Chem Pharmacies, Ltd.	123,787	200,454
	Discovery, Ltd.	147,753	1,341,597
	DRDGOLD, Ltd., Sponsored ADR	5,808	57,557
*	EOH Holdings, Ltd.	18,622	9,980
*	Famous Brands, Ltd.	12,603	50,273
	FirstRand, Ltd.	1,422,065	5,002,248
*	Foschini Group, Ltd. (The)	191,222	1,516,601
	Gold Fields, Ltd., Sponsored ADR	370,314	3,473,545
*	Grand Parade Investments, Ltd.	131,391	25,142
*	Grindrod, Ltd.	242,330	78,885
	Harmony Gold Mining Co., Ltd.	110,175	496,550
#	Harmony Gold Mining Co., Ltd., Sponsored ADR	152,302	691,451
	Hudaco Industries, Ltd.	13,408	101,593
	Impala Platinum Holdings, Ltd.	239,519	4,475,661
	Imperial Logistics, Ltd.	90,726	296,602
	Investec, Ltd.	120,585	458,468
	Italtile, Ltd.	134,011	157,871
	JSE, Ltd.	28,219	227,986
*	KAP Industrial Holdings, Ltd.	1,092,139	305,045
	Kumba Iron Ore, Ltd.	13,334	604,259
	Lewis Group, Ltd.	42,685	90,118
*	Liberty Holdings, Ltd.	66,015	262,002
	Libstar Holdings, Ltd.	25,590	12,380
*	Long4Life, Ltd.	288,888	83,135

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Metair Investments, Ltd.	91,205	$143,032
	MiX Telematics, Ltd., Sponsored ADR	8,700	112,317
	Momentum Metropolitan Holdings	542,261	722,274
	Motus Holdings, Ltd.	90,729	568,625
	Mpact, Ltd.	79,197	122,432
	Mr. Price Group, Ltd.	75,484	944,296
*	MTN Group, Ltd.	646,482	4,090,105
	MultiChoice Group, Ltd.	114,802	987,986
*	Murray & Roberts Holdings, Ltd.	180,063	124,873
	Naspers, Ltd., Class N	32,874	7,481,464
	Nedbank Group, Ltd.	139,773	1,424,108
	NEPI Rockcastle P.L.C.	111,104	748,151
	Ninety One, Ltd.	44,715	148,430
*	Northam Platinum, Ltd.	96,659	1,662,207
	Oceana Group, Ltd.	56,946	272,048
#	Old Mutual, Ltd.	1,571,674	1,368,057
*	Omnia Holdings, Ltd.	83,430	293,239
*	Pepkor Holdings, Ltd.	314,282	348,960
	Pick n Pay Stores, Ltd.	151,150	565,362
*	PPC, Ltd.	1,097,019	225,561
	PSG Group, Ltd.	51,805	267,429
	PSG Konsult, Ltd.	145,372	107,849
	Raubex Group, Ltd.	86,779	157,950
	RCL Foods, Ltd.	19,226	11,541
	Reunert, Ltd.	99,885	335,365
	RFG Holdings, Ltd.	55,653	46,975
	Royal Bafokeng Platinum, Ltd.	74,273	562,242
	Sanlam, Ltd.	444,932	1,717,770
*	Santam, Ltd.	17,733	313,302
*	Sappi, Ltd.	331,533	1,116,206
	Shoprite Holdings, Ltd.	131,169	1,307,195
	Sibanye Stillwater, Ltd.	376,417	1,751,242
	Sibanye Stillwater, Ltd., ADR	47,162	879,577
	SPAR Group, Ltd. (The)	64,361	812,439
*	Spur Corp., Ltd.	44,681	59,139
	Standard Bank Group, Ltd.	429,815	3,495,561
#*	Steinhoff International Holdings NV	566,053	85,392
*	Super Group, Ltd.	241,374	468,635
	Telkom SA SOC, Ltd.	160,497	434,634
	Tiger Brands, Ltd.	57,359	770,657
*	Transaction Capital, Ltd.	173,741	392,917
	Trencor, Ltd.	107,914	30,892
	Truworths International, Ltd.	172,312	572,244
	Vodacom Group, Ltd.	158,471	1,373,858
*	Wilson Bayly Holmes-Ovcon, Ltd.	22,138	163,645
*	Woolworths Holdings, Ltd.	318,442	1,080,322

TOTAL SOUTH AFRICA			74,744,139

SOUTH KOREA — (15.8%)
*	“Samyoung Chemical Co., Ltd.”	8,737	22,933
*	3S Korea Co., Ltd.	8,243	20,992
	ABco Electronics Co., Ltd.	3,678	25,266
*	Able C&C Co., Ltd.	2,437	16,155
	ABOV Semiconductor Co., Ltd.	5,668	85,280
*	Abpro Bio Co., Ltd.	45,652	51,989
*	Advanced Digital Chips, Inc.	15,357	20,916
	Advanced Nano Products Co., Ltd.	1,159	31,170
	Advanced Process Systems Corp.	4,776	121,007
	Aekyung Industrial Co., Ltd.	2,964	69,460

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Petrochemical Co., Ltd.	8,325	$106,573
*	AeroSpace Technology of Korea, Inc.	7,410	40,161
	AfreecaTV Co., Ltd.	3,846	307,718
*	Agabang&Company	7,026	32,608
	Ahn-Gook Pharmaceutical Co., Ltd.	3,399	39,665
	Ahnlab, Inc.	1,337	78,981
	AJ Networks Co., Ltd.	12,026	60,074
*	Ajin Industrial Co., Ltd.	15,410	48,979
	AK Holdings, Inc.	1,397	38,847
*	Alpha Holdings, Inc.	4,529	18,225
*	Alteogen, Inc.	3,774	272,948
*	ALUKO Co., Ltd.	15,161	66,486
*	Amicogen, Inc.	2,307	70,659
*	Aminologics Co., Ltd.	10,765	26,307
	Amorepacific Corp.	4,649	1,126,941
	AMOREPACIFIC Group	9,010	594,466
*	Amotech Co., Ltd.	1,486	40,521
*	Anam Electronics Co., Ltd.	15,744	38,842
*	Ananti, Inc.	14,759	105,756
*	Anterogen Co., Ltd.	881	41,949
*	Apact Co., Ltd.	6,201	37,592
*	Aprogen Healthcare & Games, Inc.	25,054	16,652
*	Aprogen KIC, Inc.	50,596	94,882
*	APS Holdings Corp.	6,260	67,558
*	Ascendio Co., Ltd.	4,051	4,097
	ASIA Holdings Co., Ltd.	388	44,950
	Asia Pacific Satellite, Inc.	1,533	19,095
	Asia Paper Manufacturing Co., Ltd.	1,813	90,471
*	Asiana Airlines, Inc.	5,570	74,569
*	A-Tech Solution Co., Ltd.	1,734	25,028
	Atinum Investment Co., Ltd.	13,201	59,840
	Aurora World Corp.	2,940	28,203
	Autech Corp.	2,334	28,148
	Avaco Co., Ltd.	3,893	44,757
	Avatec Co., Ltd.	1,270	22,777
	Baiksan Co., Ltd.	6,975	57,409
*	Barun Electronics Co., Ltd.	355	1,251
*	Barunson Entertainment & Arts Corp.	15,922	21,486
	Bcworld Pharm Co., Ltd.	1,425	22,609
	BGF Co., Ltd.	5,590	34,653
	BGF retail Co., Ltd.	2,241	307,614
	BH Co., Ltd.	12,339	198,859
*	Binex Co., Ltd.	5,448	141,606
	Binggrae Co., Ltd.	2,078	115,637
*	BioSmart Co., Ltd.	5,234	32,407
	BIT Computer Co., Ltd.	4,083	34,236
	Bixolon Co., Ltd.	6,510	31,932
*	Bluecom Co., Ltd.	6,343	40,776
	BNK Financial Group, Inc.	90,128	620,925
	Boditech Med, Inc.	5,648	124,159
	BoKwang Industry Co., Ltd.	7,220	46,436
	Bolak Co., Ltd.	8,270	16,795
	Bookook Securities Co., Ltd.	1,360	30,922
*	Bosung Power Technology Co., Ltd.	12,851	34,637
*	Bubang Co., Ltd.	6,068	18,483
	Bukwang Pharmaceutical Co., Ltd.	7,685	149,110
	Busan City Gas Co., Ltd.	1,237	69,999
	Busan Industrial Co., Ltd.	199	23,246
	BYC Co., Ltd.	105	34,120

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	BYON Co., Ltd.	11,067	$13,402
	Byucksan Corp.	12,048	47,378
*	Cafe24 Corp.	2,651	77,660
*	CammSys Corp.	22,883	51,271
*	Capro Corp.	12,996	59,426
	Caregen Co., Ltd.	1,154	67,680
	Cell Biotech Co., Ltd.	1,443	24,354
*	Cellid Co., Ltd.	687	45,584
*	Celltrion Healthcare Co., Ltd.	6,629	666,401
*	Celltrion Pharm, Inc.	1,447	172,156
	Changhae Ethanol Co., Ltd.	1,423	17,196
*	Charm Engineering Co., Ltd.	22,386	31,648
*	Cheil Bio Co., Ltd.	6,860	20,699
	Cheil Worldwide, Inc.	25,399	500,195
	Chemtronics Co., Ltd.	5,669	134,994
*	Chemtros Co., Ltd.	8,463	47,956
	Cheryong Electric Co., Ltd.	2,732	15,415
	Chinyang Holdings Corp.	9,810	26,488
	Chips&Media, Inc.	1,524	21,824
*	Choa Pharmaceutical Co.	4,050	15,497
	Chong Kun Dang Pharmaceutical Corp.	2,931	364,704
	Choong Ang Vaccine Laboratory	2,018	32,783
*	Chorokbaem Media Co., Ltd.	29,065	61,679
	Chosun Refractories Co., Ltd.	661	53,332
	Chunbo Co., Ltd.	757	122,722
	Chungdahm Learning, Inc.	2,075	49,706
#*	CJ CGV Co., Ltd.	10,716	250,815
	CJ CheilJedang Corp.	3,575	1,268,935
	CJ Corp.	7,732	661,906
	CJ ENM Co., Ltd.	4,162	536,987
*	CJ Freshway Corp.	3,084	66,264
*	CJ Logistics Corp.	3,029	465,824
*	CJ Seafood Corp.	4,489	17,729
	CKD Bio Corp.	783	52,120
	Classys, Inc.	5,466	71,858
	Clean & Science Co., Ltd.	2,765	62,160
	CLIO Cosmetics Co., Ltd.	1,429	29,380
*	Cloud Air Co., Ltd.	9,318	13,549
*	CNT85, Inc.	341	84
*	CoAsia Corp.	4,262	43,021
*	CODI-M Co., Ltd.	66,320	17,839
	Com2uSCorp	2,710	357,932
	Commax Co., Ltd.	3,638	19,998
*	Comtec Systems Co., Ltd.	15,600	18,497
*	Coreana Cosmetics Co., Ltd.	6,531	27,413
*	Corentec Co., Ltd.	1,384	22,702
*	CORESTEM, Inc.	3,882	60,344
	Cosmax BTI, Inc.	1,847	28,042
*	COSMAX NBT, Inc.	1,521	13,708
*	Cosmax, Inc.	3,018	328,288
*	Cosmecca Korea Co., Ltd.	1,651	23,565
*	CosmoAM&T Co., Ltd.	3,311	78,420
*	Cosmochemical Co., Ltd.	1,788	19,272
	Coway Co., Ltd.	16,029	960,513
	Coweaver Co., Ltd.	2,317	18,988
	Cowell Fashion Co., Ltd.	17,951	106,687
*	Creative & Innovative System	9,155	104,729
	Crown Confectionery Co., Ltd.	1,634	20,681
	CROWNHAITAI Holdings Co., Ltd.	4,773	54,812

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	CrystalGenomics, Inc.	9,971	$73,644
	CS Wind Corp.	2,226	152,927
*	CTC BIO, Inc.	3,110	19,709
	Cuckoo Holdings Co., Ltd.	516	65,187
	Cuckoo Homesys Co., Ltd.	2,455	92,941
*	Curexo, Inc.	4,984	49,163
*	Curo Co., Ltd.	45,137	24,547
*	CUROCOM Co., Ltd.	14,013	16,532
	Cymechs, Inc.	2,466	53,978
*	D&C Media Co., Ltd.	1,308	50,993
	D.I Corp.	9,428	66,225
*	DA Technology Co., Ltd.	1,531	8,099
	Dae Han Flour Mills Co., Ltd.	512	73,592
	Dae Hwa Pharmaceutical Co., Ltd.	3,709	40,209
	Dae Hyun Co., Ltd.	11,147	25,617
	Dae Won Kang Up Co., Ltd.	12,691	48,213
*	Dae Young Packaging Co., Ltd.	17,649	44,139
*	Dae Yu Co., Ltd.	1,203	15,215
	Daea TI Co., Ltd.	15,688	77,555
	Daebongls Co., Ltd.	3,295	31,504
*	Daechang Co., Ltd.	19,501	43,037
	Daechang Forging Co., Ltd.	4,035	31,933
	Daedong Corp.	10,164	97,428
	Daeduck Co., Ltd.	8,237	53,102
	Daeduck Electronics Co., Ltd.	2,212	30,233
	Daehan Steel Co., Ltd.	7,550	143,098
*	Dae-Il Corp.	6,283	25,642
	Daejoo Electronic Materials Co., Ltd.	2,461	111,180
	Daejung Chemicals & Metals Co., Ltd.	1,993	53,551
	Daekyo Co., Ltd.	8,911	34,864
	Daelim B&Co Co., Ltd.	4,387	29,244
*	Daelim C&S Co., Ltd.	1,823	24,333
*	Daemyung Sonoseason Co., Ltd.	22,117	27,360
	Daesang Corp.	12,237	283,886
	Daesang Holdings Co., Ltd.	8,544	85,911
	Daesung Energy Co., Ltd.	2,270	11,503
	Daesung Holdings Co., Ltd.	1,401	41,086
*	Daesung Industrial Co., Ltd.	9,382	38,443
*	Daesung Private Equity, Inc.	7,539	26,750
*	Daewon Cable Co., Ltd.	22,526	29,990
*	Daewon Media Co., Ltd.	2,653	82,327
	Daewon Pharmaceutical Co., Ltd.	6,371	96,263
	Daewon San Up Co., Ltd.	6,131	45,105
*	Daewoo Electronic Components Co., Ltd.	8,496	19,003
*	Daewoo Engineering & Construction Co., Ltd.	78,322	518,023
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	16,903	555,752
	Daewoong Co., Ltd.	5,705	185,316
	Daewoong Pharmaceutical Co., Ltd.	981	116,989
	Daihan Pharmaceutical Co., Ltd.	2,228	82,313
	Daishin Information & Communication	13,251	22,620
	Daishin Securities Co., Ltd.	11,010	191,575
*	Daiyang Metal Co., Ltd.	5,980	23,725
*	Danal Co., Ltd.	18,356	127,174
	Danawa Co., Ltd.	2,714	74,053
	Daou Data Corp.	8,922	107,099
	Daou Technology, Inc.	15,049	358,619
*	Dasan Networks, Inc.	7,284	62,686
#	Dawonsys Co., Ltd.	6,762	117,206
*	Dayou Automotive Seat Technology Co., Ltd.	37,134	41,502

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dayou Plus Co., Ltd.	20,668	$21,657
	DB Financial Investment Co., Ltd.	12,275	78,191
	DB HiTek Co., Ltd.	13,737	678,390
	DB Insurance Co., Ltd.	25,381	1,115,193
*	DB, Inc.	53,148	44,344
	DCM Corp.	1,241	17,215
	Dentium Co., Ltd.	2,353	125,813
	Deutsch Motors, Inc.	11,957	83,078
*	Development Advance Solution Co., Ltd.	6,743	31,463
*	Dexter Studios Co., Ltd.	3,547	22,071
	DGB Financial Group, Inc.	61,360	488,139
	DHP Korea Co., Ltd.	4,848	35,719
	DI Dong Il Corp.	734	119,592
	Digital Chosun Co., Ltd.	13,524	46,228
	Digital Daesung Co., Ltd.	3,077	21,925
	Digital Power Communications Co., Ltd.	8,405	105,425
*	DIO Corp.	4,613	168,857
	Display Tech Co., Ltd.	696	3,028
	DL Construction Co., Ltd.	3,864	123,008
*	DL E&C Co., Ltd.	6,607	785,524
	DL Holdings Co., Ltd.	5,269	446,461
	DMS Co., Ltd.	10,092	77,421
	DNF Co., Ltd.	1,204	25,903
	Dohwa Engineering Co., Ltd.	3,073	25,488
	Dong A Eltek Co., Ltd.	5,016	46,596
	Dong Ah Tire & Rubber Co., Ltd.	2,864	30,964
	Dong-A Hwasung Co., Ltd.	1,885	19,965
	Dong-A ST Co., Ltd.	2,582	194,294
	Dong-Ah Geological Engineering Co., Ltd.	4,846	79,244
*	Dongbang Transport Logistics Co., Ltd.	10,852	66,047
	Dongbu Corp.	3,827	43,981
	Dongil Industries Co., Ltd.	397	32,116
	Dongjin Semichem Co., Ltd.	16,712	460,291
	Dongkoo Bio & Pharma Co., Ltd.	3,136	27,579
	DongKook Pharmaceutical Co., Ltd.	8,355	212,482
	Dongkuk Industries Co., Ltd.	19,628	73,047
	Dongkuk Steel Mill Co., Ltd.	32,777	702,050
	Dongkuk Structures & Construction Co., Ltd.	6,505	35,196
	Dongsuh Cos., Inc.	4,867	137,218
	Dongsung Chemical Co., Ltd.	11,591	65,868
	Dongsung Finetec Co., Ltd.	7,976	95,251
*	Dongsung Pharmaceutical Co., Ltd.	1,125	11,739
*	Dongwha Enterprise Co., Ltd.	1,322	85,512
	Dongwha Pharm Co., Ltd.	6,612	91,204
	Dongwon Development Co., Ltd.	30,221	174,383
	Dongwon F&B Co., Ltd.	673	122,839
	Dongwon Industries Co., Ltd.	898	217,715
	Dongwon Systems Corp.	2,368	91,979
	Dongyang E&P, Inc.	3,315	55,349
*	Dongyang Steel Pipe Co., Ltd.	18,247	28,630
*	Doosan Bobcat, Inc.	16,905	691,281
	Doosan Co., Ltd.	2,583	146,498
*	Doosan Fuel Cell Co., Ltd.	9,768	393,596
*	Doosan Heavy Industries & Construction Co., Ltd.	41,180	513,084
*	Doosan Infracore Co., Ltd.	77,824	753,834
	DoubleUGames Co., Ltd.	4,310	246,149
	Douzone Bizon Co., Ltd.	5,139	388,314
	DRB Holding Co., Ltd.	3,863	24,401
	Dreamtech Co., Ltd.	6,277	55,071

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dreamus Co.	2,691	$13,841
	Drgem Corp.	1,032	13,389
*	DSK Co., Ltd.	3,466	20,252
	DTR Automotive Corp.	2,675	77,443
*	Duk San Neolux Co., Ltd.	2,327	89,880
*	Duksan Hi-Metal Co., Ltd.	816	10,148
	Duksung Co., Ltd.	1,951	38,813
	DY Corp.	8,382	42,659
	DY POWER Corp.	3,899	68,212
	DYPNF Co., Ltd.	889	22,299
*	E Investment&Development Co., Ltd.	135,497	61,275
*	E&M Co., Ltd. (The)	22,598	21,909
	E1 Corp.	1,823	75,259
	Eagle Veterinary Technology Co., Ltd.	2,897	20,492
	Eagon Industrial, Ltd.	2,383	30,275
	Easy Bio, Inc.	7,041	53,315
	Easy Holdings Co., Ltd.	8,500	37,711
	EBEST Investment & Securities Co., Ltd.	4,311	32,633
	Echo Marketing, Inc.	5,078	107,026
*	EcoBio Holdings Co., Ltd.	2,467	18,365
	Ecopro BM Co., Ltd.	584	94,557
	Ecopro Co., Ltd.	5,266	354,112
	e-Credible Co., Ltd.	1,402	26,729
	Eehwa Construction Co., Ltd.	2,332	14,291
*	EG Corp.	493	4,739
*	Ehwa Technologies Information Co., Ltd.	240,455	54,691
	Elentec Co., Ltd.	6,192	42,774
	e-LITECOM Co., Ltd.	4,512	48,842
	E-MART, Inc.	4,648	698,587
*	EMKOREA Co., Ltd.	8,717	39,403
*	EM-Tech Co., Ltd.	2,427	43,967
*	EMW Co., Ltd.	3,658	1,714
	ENF Technology Co., Ltd.	5,308	185,638
*	Enplus Co., Ltd.	4,630	15,392
	Eo Technics Co., Ltd.	1,302	136,693
	Estechpharma Co., Ltd.	2,989	30,955
*	Eubiologics Co., Ltd.	4,897	133,000
	Eugene Corp.	28,810	150,220
	Eugene Investment & Securities Co., Ltd.	20,930	87,298
	Eugene Technology Co., Ltd.	1,902	81,593
	Eusu Holdings Co., Ltd.	6,956	52,402
*	E-World	14,086	44,427
*	Exax, Inc.	15,515	21,252
*	Exem Co., Ltd.	3,347	14,774
	Exicon Co., Ltd.	3,477	46,824
	F&F Co., Ltd.	2,309	373,641
	Farmsco	6,812	50,661
	FarmStory Co., Ltd.	9,843	19,870
	Fila Holdings Corp.	16,201	662,047
	Fine Semitech Corp.	6,021	152,861
*	Fine Technix Co., Ltd.	9,830	56,401
*	FINETEK Co., Ltd.	15,744	20,548
*	FNC Entertainment Co., Ltd.	1,512	7,903
*	Foosung Co., Ltd.	11,511	106,092
	Fursys, Inc.	1,797	73,409
*	G.U.ON Co., Ltd.	6,187	2,347
	Gabia, Inc.	4,174	55,747
*	GAEASOFT	3,371	67,797
*	Gamevil, Inc.	1,925	73,147

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Gaon Cable Co., Ltd.	1,471	$39,268
*	Gemvaxlink Co., Ltd.	20,694	29,498
*	Genematrix, Inc.	3,848	64,905
*	Genexine, Inc.	1,426	129,917
*	Genie Music Corp.	5,644	30,735
*	GenoFocus, Inc.	2,897	24,315
	Genoray Co., Ltd.	6,796	63,611
	Geumhwa PSC Co., Ltd.	1,261	36,982
*	Gigalane Co., Ltd.	11,619	18,682
	Global Standard Technology Co., Ltd.	3,167	73,567
*	GMB Korea Corp.	4,841	32,431
	GnCenergy Co., Ltd.	2,482	12,749
*	GNCO Co., Ltd.	25,842	21,068
	GOLFZON Co., Ltd.	1,742	146,902
	Golfzon Newdin Holdings Co., Ltd.	11,819	78,525
*	Good People Co., Ltd.	8,494	8,056
	Green Cross Cell Corp.	1,099	41,332
	Green Cross Corp.	851	258,312
	Green Cross Holdings Corp.	4,486	146,977
	Green Cross LabCell Corp.	1,012	94,257
*	Green Cross Medical Science Corp.	2,202	22,246
	GS Engineering & Construction Corp.	23,709	937,707
*	GS Global Corp.	28,138	71,534
	GS Holdings Corp.	20,606	794,525
	GS Home Shopping, Inc.	1,523	203,085
#	GS Retail Co., Ltd.	11,023	353,769
	Gwangju Shinsegae Co., Ltd.	320	49,580
	Haatz, Inc.	5,154	53,788
	Hae In Corp.	3,104	20,796
	HAESUNG DS Co., Ltd.	3,378	105,114
	Haimarrow Food Service Co., Ltd.	22,652	72,745
	Haitai Confectionery & Foods Co., Ltd.	2,525	21,923
	Halla Corp.	12,823	68,409
	Halla Holdings Corp.	2,959	108,127
*	Han Chang Corp.	24,990	26,323
	Han Kuk Carbon Co., Ltd.	9,638	110,806
	Hana Financial Group, Inc.	65,507	2,685,077
*	Hana Micron, Inc.	11,094	143,233
	Hana Pharm Co., Ltd.	1,093	22,684
*	Hana Tour Service, Inc.	1,011	59,732
*	Hanall Biopharma Co., Ltd.	6,039	124,636
	HanChang Paper Co., Ltd.	7,808	16,696
*	Hancom MDS, Inc.	2,533	35,973
*	Hancom, Inc.	4,790	78,945
	Handok, Inc.	4,481	116,345
	Handsome Co., Ltd.	7,877	306,597
	Hanil Holdings Co., Ltd.	4,390	53,622
	Hanil Hyundai Cement Co., Ltd.	1,038	38,409
*	Hanjin Heavy Industries & Construction Co., Ltd.	13,173	102,818
*	Hanjin Kal Corp.	1,704	84,890
	Hanjin Transportation Co., Ltd.	3,571	126,345
*	Hankook Cosmetics Manufacturing Co., Ltd.	456	14,093
	Hankook Shell Oil Co., Ltd.	357	85,460
	Hankook Tire & Technology Co., Ltd.	30,289	1,306,945
	Hanmi Semiconductor Co., Ltd.	7,872	242,293
	HanmiGlobal Co., Ltd.	3,314	35,333
	Hanon Systems	40,484	589,737
*	Hans Biomed Corp.	1,476	18,779
	Hansae Co., Ltd.	7,886	172,244

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansae Yes24 Holdings Co., Ltd.	6,281	$49,837
	Hanshin Construction	5,084	122,106
	Hanshin Machinery Co.	11,420	22,725
	Hansol Chemical Co., Ltd.	3,005	665,105
	Hansol Holdings Co., Ltd.	12,184	49,139
*	Hansol HomeDeco Co., Ltd.	30,820	56,179
	Hansol Paper Co., Ltd.	11,350	158,765
*	Hansol Technics Co., Ltd.	9,667	86,151
	Hanssem Co., Ltd.	2,318	232,491
*	Hanwha General Insurance Co., Ltd.	37,235	159,612
*	Hanwha Investment & Securities Co., Ltd.	29,243	136,544
	Hanwha Life Insurance Co., Ltd.	130,821	411,339
*	Hanwha Solutions Corp.	26,729	1,097,076
	Hanyang Eng Co., Ltd.	6,152	99,796
	Hanyang Securities Co., Ltd.	5,181	66,153
*	Harim Co., Ltd.	8,916	25,562
	Harim Holdings Co., Ltd.	11,610	98,156
	HB Technology Co., Ltd.	22,960	68,550
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,561	364,933
	HDC Hyundai Engineering Plastics Co., Ltd.	4,988	26,508
	HDC I-Controls Co., Ltd.	2,438	23,382
*	Heungkuk Fire & Marine Insurance Co., Ltd.	34,883	140,364
*	HFR, Inc.	790	14,620
	High Tech Pharm Co., Ltd.	1,223	19,607
	HIMS Co., Ltd.	1,778	20,920
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	57,004
*	HLB Life Science Co., Ltd.	14,982	145,785
*	HLB POWER Co., Ltd.	18,294	27,810
#*	HLB, Inc.	9,248	275,208
	HLscience Co., Ltd.	625	24,282
*	HMM Co., Ltd.	50,797	1,782,756
*	Homecast Co., Ltd.	8,164	21,995
#	Hotel Shilla Co., Ltd.	4,458	345,306
	HS Industries Co., Ltd.	19,339	140,523
*	HSD Engine Co., Ltd.	10,450	93,126
	Huchems Fine Chemical Corp.	8,498	165,353
*	Hugel, Inc.	1,434	237,495
*	Humasis Co., Ltd.	9,450	208,244
*	Humax Co., Ltd.	10,256	41,479
	Humedix Co., Ltd.	1,789	62,548
	Huons Co., Ltd.	2,850	193,767
	Huons Global Co., Ltd.	2,121	141,209
	Huvis Corp.	8,020	75,841
	Huvitz Co., Ltd.	4,994	40,105
	Hwa Shin Co., Ltd.	10,954	47,694
	Hwacheon Machine Tool Co., Ltd.	515	17,996
*	Hwail Pharm Co., Ltd.	5,889	23,994
	Hwangkum Steel & Technology Co., Ltd.	5,882	50,829
	Hwaseung Corp Co., Ltd.	17,637	33,364
	Hwaseung Enterprise Co., Ltd.	7,468	123,419
*	Hwaseung R&A Co., Ltd.	6,693	38,448
	HwaSung Industrial Co., Ltd.	4,660	54,790
	Hy-Lok Corp.	2,669	45,771
*	Hyosung Advanced Materials Corp.	1,263	434,167
*	Hyosung Chemical Corp.	1,136	411,574
	Hyosung Corp.	2,814	250,895
*	Hyosung Heavy Industries Corp.	1,980	123,929
	Hyosung TNC Corp.	1,540	997,033
	HyosungITX Co., Ltd.	1,039	18,334

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Bioland Co., Ltd.	2,761	$55,944
*	Hyundai Bioscience Co., Ltd.	4,663	174,236
	Hyundai BNG Steel Co., Ltd.	3,709	87,038
*	Hyundai Construction Equipment Co., Ltd.	3,843	192,027
	Hyundai Corp Holdings, Inc.	2,602	34,884
	Hyundai Corp.	4,149	79,905
	Hyundai Department Store Co., Ltd.	4,608	383,196
*	Hyundai Electric & Energy System Co., Ltd.	6,336	124,739
	Hyundai Elevator Co., Ltd.	6,510	264,757
	Hyundai Engineering & Construction Co., Ltd.	18,114	818,358
	Hyundai Ezwel Co., Ltd.	4,703	41,741
	Hyundai Futurenet Co., Ltd.	21,018	85,551
	Hyundai Greenfood Co., Ltd.	16,546	144,413
	Hyundai Heavy Industries Holdings Co., Ltd.	10,680	673,927
	Hyundai Home Shopping Network Corp.	2,566	181,457
	Hyundai HT Co., Ltd.	2,596	24,150
	Hyundai Livart Furniture Co., Ltd.	4,546	73,119
	Hyundai Marine & Fire Insurance Co., Ltd.	35,454	774,029
*	Hyundai Mipo Dockyard Co., Ltd.	6,583	505,371
	Hyundai Mobis Co., Ltd.	9,999	2,420,037
	Hyundai Motor Co.	18,934	3,600,334
	Hyundai Motor Securities Co., Ltd.	7,235	91,726
*	Hyundai Rotem Co., Ltd.	13,484	243,722
	Hyundai Steel Co.	20,079	998,088
	Hyundai Wia Corp.	5,516	344,187
	Hyungkuk F&B Co., Ltd.	5,256	19,806
	HyVision System, Inc.	2,577	31,113
	i3system, Inc.	1,104	20,552
*	iA, Inc.	39,372	47,560
	ICD Co., Ltd.	4,336	61,399
*	Icure Pharm, Inc.	1,263	55,552
	IDIS Holdings Co., Ltd.	2,685	32,047
*	IHQ, Inc.	24,866	51,687
	Iljin Diamond Co., Ltd.	1,865	69,472
*	Iljin Display Co., Ltd.	3,372	14,464
	Iljin Electric Co., Ltd.	9,122	34,317
	Iljin Holdings Co., Ltd.	8,430	41,840
	Iljin Materials Co., Ltd.	2,223	137,339
	Ilshin Spinning Co., Ltd.	690	62,650
*	Ilshin Stone Co., Ltd.	12,288	22,619
	Ilsung Pharmaceuticals Co., Ltd.	155	11,749
	Ilyang Pharmaceutical Co., Ltd.	3,224	110,396
	iMarketKorea, Inc.	8,309	91,003
	InBody Co., Ltd.	2,279	41,890
*	Incross Co., Ltd.	620	31,187
	Industrial Bank of Korea	86,437	752,316
*	Infinitt Healthcare Co., Ltd.	3,095	20,383
	InfoBank Corp.	2,383	26,011
	INITECH Co., Ltd.	6,800	33,915
*	INNO Instrument, Inc.	9,461	19,807
	Innocean Worldwide, Inc.	3,047	164,061
	InnoWireless, Inc.	1,034	41,534
*	Innox Advanced Materials Co., Ltd.	3,625	181,709
*	Inscobee, Inc.	24,286	65,733
*	Insun ENT Co., Ltd.	10,014	122,899
	Intekplus Co., Ltd.	2,819	62,516
	Intellian Technologies, Inc.	790	46,222
	Intelligent Digital Integrated Security Co., Ltd.	1,165	28,968
*	Interflex Co., Ltd.	4,085	43,956

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Intergis Co., Ltd.	4,958	$21,595
	Interojo Co., Ltd.	3,713	81,039
	Interpark Corp.	14,161	58,291
	INTOPS Co., Ltd.	4,192	113,829
*	iNtRON Biotechnology, Inc.	4,530	93,248
	Inzi Controls Co., Ltd.	1,577	30,129
	INZI Display Co., Ltd.	12,593	39,101
*	Iones Co., Ltd.	7,952	58,422
	IS Dongseo Co., Ltd.	6,013	360,241
	ISC Co., Ltd.	3,843	78,030
	i-SENS, Inc.	4,238	108,052
	ISU Chemical Co., Ltd.	7,234	87,576
*	IsuPetasys Co., Ltd.	8,407	30,260
*	ITCEN Co., Ltd.	4,286	22,610
	It’s Hanbul Co., Ltd.	1,615	37,454
*	Jaeyoung Solutec Co., Ltd.	16,720	14,508
*	Jahwa Electronics Co., Ltd.	3,794	68,439
	JASTECH, Ltd.	2,242	14,919
	JB Financial Group Co., Ltd.	63,158	414,369
	JC Hyun System, Inc.	2,589	18,988
*	Jcontentree Corp.	983	41,181
*	Jeju Air Co., Ltd.	2,641	57,002
*	Jeju Semiconductor Corp.	8,133	48,867
*	Jeongsan Aikang Co., Ltd.	3,986	7,746
	Jinsung T.E.C.	4,778	64,896
	JLS Co., Ltd.	3,636	22,030
*	JNK Heaters Co., Ltd.	7,213	46,580
*	JoyCity Corp.	5,537	48,598
*	Jungdawn Co., Ltd.	15,884	50,065
*	Jusung Engineering Co., Ltd.	9,316	111,151
	JVM Co., Ltd.	1,700	28,724
	JW Life Science Corp.	3,290	57,498
	JYP Entertainment Corp.	9,379	276,662
	Kakao Corp.	13,875	1,412,846
*	Kanglim Co., Ltd.	7,932	19,215
	Kangnam Jevisco Co., Ltd.	1,835	48,768
*	Kangstem Biotech Co., Ltd.	8,728	53,576
	KAON Media Co., Ltd.	4,549	50,918
	KB Financial Group, Inc.	37,393	1,840,828
	KB Financial Group, Inc., ADR	46,853	2,292,049
	KC Co., Ltd.	2,278	58,760
*	KC Cottrell Co., Ltd.	6,238	42,147
	KC Green Holdings Co., Ltd.	7,765	31,634
	KC Tech Co., Ltd.	3,975	106,833
	KCC Corp.	1,832	513,910
	KCC Engineering & Construction Co., Ltd.	4,872	47,233
	KCC Glass Corp.	3,701	197,592
	KCTC	4,413	33,871
*	KEC Corp.	18,158	35,892
	KEPCO Engineering & Construction Co., Inc.	3,054	105,220
	KEPCO Plant Service & Engineering Co., Ltd.	9,672	294,635
	Keyang Electric Machinery Co., Ltd.	10,743	42,788
#*	KEYEAST Co., Ltd.	7,313	98,241
	KG Chemical Corp.	2,223	55,926
	KG Eco Technology Service Co., Ltd.	12,389	74,437
	Kginicis Co., Ltd.	7,291	130,823
	KGMobilians Co., Ltd.	6,433	62,437
*	KH Electron Co., Ltd.	16,340	17,278
*	KH FEELUX Co., Ltd.	22,791	77,525

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KH Vatec Co., Ltd.	2,618	$49,513
	Kia Corp.	48,647	3,374,271
*	KineMaster Corp.	1,653	79,889
	KINX, Inc.	1,009	62,639
	KISCO Corp.	7,715	81,723
	KISCO Holdings Co., Ltd.	4,668	82,625
	KISWIRE, Ltd.	4,602	112,288
	KIWOOM Securities Co., Ltd.	6,046	715,880
	KL-Net Corp.	4,538	13,960
	KM Corp.	1,997	20,690
*	KMH Co., Ltd.	10,524	109,088
*	KMH Hitech Co., Ltd.	13,161	23,263
#*	KMW Co., Ltd.	5,394	277,491
	Kocom Co., Ltd.	4,026	25,768
	Koh Young Technology, Inc.	10,115	251,983
	Kolmar BNH Co., Ltd.	2,872	130,876
	Kolmar Korea Co., Ltd.	3,710	185,894
	Kolmar Korea Holdings Co., Ltd.	3,790	99,478
	Kolon Corp.	3,506	99,789
	Kolon Global Corp.	4,114	89,106
	Kolon Industries, Inc.	9,272	501,704
*	Kolon Life Science, Inc.	2,498	55,321
*	Kolon Plastic, Inc.	3,586	20,970
	KoMiCo, Ltd.	2,410	138,392
*	Komipharm International Co., Ltd.	6,303	58,449
	Kopla Co., Ltd.	4,024	20,940
	Korea Alcohol Industrial Co., Ltd.	5,591	73,523
	Korea Asset In Trust Co., Ltd.	27,658	115,082
	Korea Cast Iron Pipe Industries Co., Ltd.	4,507	42,031
*	Korea Circuit Co., Ltd.	3,884	44,405
	Korea District Heating Corp.	817	31,197
	Korea Electric Terminal Co., Ltd.	1,954	130,112
	Korea Electronic Certification Authority, Inc.	4,271	28,943
	Korea Electronic Power Industrial Development Co., Ltd.	5,312	23,999
	Korea Export Packaging Industrial Co., Ltd.	845	18,813
	Korea Flange Co., Ltd.	11,755	31,976
*	Korea Gas Corp.	7,769	243,408
*	Korea Information & Communications Co., Ltd.	2,352	18,825
	Korea Information Certificate Authority, Inc.	3,853	23,408
	Korea Investment Holdings Co., Ltd.	17,023	1,708,905
*	Korea Line Corp.	55,337	175,234
*	Korea Materials & Analysis Corp.	2,500	8,948
	Korea Petrochemical Ind Co., Ltd.	1,472	413,993
	Korea Real Estate Investment & Trust Co., Ltd.	40,490	84,111
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	8,924	1,225,225
	Korea Zinc Co., Ltd.	2,886	1,154,447
*	Korean Air Lines Co., Ltd.	72,514	1,745,519
	Korean Reinsurance Co.	32,862	270,688
	Kortek Corp.	3,744	36,457
*	KOSES Co., Ltd.	874	6,676
*	KPM Tech Co., Ltd.	20,756	54,046
	KPX Chemical Co., Ltd.	1,121	71,210
*	KSIGN Co., Ltd.	12,339	20,962
	KSS LINE, Ltd.	8,802	98,275
	KT Corp., Sponsored ADR	12,498	157,475
*	KT Hitel Co., Ltd.	3,734	41,437
	KT Skylife Co., Ltd.	11,384	90,584
	KT Submarine Co., Ltd.	5,549	30,975
	KTB Investment & Securities Co., Ltd.	14,053	73,240

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KTCS Corp.	9,824	$25,407
	Ktis Corp.	11,445	29,385
	Kukdo Chemical Co., Ltd.	1,094	88,702
	Kukdong Corp.	14,378	49,486
	Kukdong Oil & Chemicals Co., Ltd.	7,267	34,804
*	Kukje Pharma Co., Ltd.	5,268	35,450
*	Kum Yang Co., Ltd.	4,029	18,238
	Kumho Petrochemical Co., Ltd.	7,793	1,811,354
*	Kumho Tire Co., Inc.	43,365	156,504
	KUMHOE&C Co., Ltd.	8,584	77,390
	Kumkang Kind Co., Ltd.	8,100	46,116
	Kwang Myung Electric Co., Ltd.	10,184	24,859
	Kyeryong Construction Industrial Co., Ltd.	4,158	127,947
	Kyobo Securities Co., Ltd.	7,880	59,447
	Kyongbo Pharmaceutical Co., Ltd.	1,969	25,135
	Kyung Dong Navien Co., Ltd.	2,649	131,083
*	Kyung Nam Pharm Co., Ltd.	3,838	24,134
	Kyung Nong Corp.	3,646	47,839
	Kyungbang Co., Ltd.	5,365	63,287
*	Kyungchang Industrial Co., Ltd.	3,759	11,041
	KyungDong City Gas Co., Ltd.	1,501	31,589
	Kyung-In Synthetic Corp.	8,728	53,809
	L&C Bio Co., Ltd.	3,441	100,906
	L&F Co., Ltd.	1,394	112,921
*	LabGenomics Co., Ltd.	2,966	66,403
	LB Semicon, Inc.	11,748	144,814
	Leadcorp, Inc. (The)	9,025	72,295
	LEENO Industrial, Inc.	3,102	452,154
*	LegoChem Biosciences, Inc.	1,987	90,928
	LF Corp.	9,746	158,595
	LG Chem, Ltd.	6,893	5,754,190
	LG Corp.	14,815	1,684,809
#*	LG Display Co., Ltd., ADR	158,872	1,712,640
*	LG Display Co., Ltd.	29,107	632,105
	LG Electronics, Inc.	43,760	6,147,934
	LG Hausys, Ltd.	3,869	315,383
	LG HelloVision Co., Ltd.	15,905	76,063
	LG Household & Health Care, Ltd.	1,643	2,269,193
	LG Innotek Co., Ltd.	5,414	971,524
	LG Uplus Corp.	95,600	1,132,595
	Lion Chemtech Co., Ltd.	3,023	28,791
	LMS Co., Ltd.	3,047	29,065
*	Lock & Lock Co., Ltd.	7,507	103,269
*	Longtu Korea, Inc.	2,910	16,709
	LOT Vacuum Co., Ltd.	4,746	73,247
	Lotte Chemical Corp.	2,649	719,138
	Lotte Confectionery Co., Ltd.	529	64,536
	Lotte Corp.	5,695	186,901
*	Lotte Data Communication Co.	1,170	39,960
	LOTTE Fine Chemical Co., Ltd.	8,569	521,050
	Lotte Food Co., Ltd.	253	88,973
	LOTTE Himart Co., Ltd.	3,712	129,218
*	Lotte Non-Life Insurance Co., Ltd.	18,125	30,390
	Lotte Shopping Co., Ltd.	2,595	288,439
*	Lotte Tour Development Co., Ltd.	3,991	65,910
	LS Cable & System Asia, Ltd.	6,575	47,309
	LS Corp.	6,225	407,543
	LS Electric Co., Ltd.	5,301	270,270
	LTC Co., Ltd.	1,557	20,506

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Lumens Co., Ltd.	11,802	$14,641
*	Lutronic Corp.	5,422	56,562
*	LVMC Holdings	21,821	71,967
	Macquarie Korea Infrastructure Fund	97,942	1,060,707
	Maeil Dairies Co., Ltd.	1,241	83,201
	Maeil Holdings Co., Ltd.	5,094	45,757
	MAKUS, Inc.	5,043	26,781
*	Mando Corp.	6,570	343,032
*	Maniker Co., Ltd.	31,456	20,818
	Mcnex Co., Ltd.	5,122	219,769
	ME2ON Co., Ltd.	11,945	72,284
*	Mecaro Co., Ltd.	1,683	17,997
	Mediana Co., Ltd.	1,234	18,997
*	Medipost Co., Ltd.	1,607	48,978
	Medy-Tox, Inc.	1,415	221,662
*	Meerecompany, Inc.	942	31,867
	MegaMD Co., Ltd.	3,779	20,559
	MegaStudy Co., Ltd.	3,816	46,102
	MegaStudyEdu Co., Ltd.	3,460	179,564
*	Mercury Corp.	2,198	18,763
	Meritz Financial Group, Inc.	20,520	329,648
	Meritz Fire & Marine Insurance Co., Ltd.	32,449	581,658
	Meritz Securities Co., Ltd.	116,273	504,120
	META BIOMED Co., Ltd.	6,026	14,831
*	Mgame Corp.	5,065	37,618
	Mi Chang Oil Industrial Co., Ltd.	382	27,908
*	MiCo, Ltd.	9,025	118,581
	Minwise Co., Ltd.	1,972	31,273
	Mirae Asset Life Insurance Co., Ltd.	29,061	104,907
	Mirae Asset Securities Co., Ltd.	78,314	701,594
	Mirae Asset Venture Investment Co., Ltd.	3,848	28,772
	Miwon Chemicals Co., Ltd.	571	39,851
	Miwon Commercial Co., Ltd.	701	136,317
	Miwon Holdings Co., Ltd.	28	3,126
	Miwon Specialty Chemical Co., Ltd.	727	114,405
	MK Electron Co., Ltd.	3,491	35,706
*	MNTech Co., Ltd.	8,025	33,203
*	Mobase Co., Ltd.	4,602	20,542
*	Mobase Electronics Co., Ltd.	7,394	18,056
*	Mobile Appliance, Inc.	4,796	19,001
*	Modetour Network, Inc.	4,014	81,301
	MonAmi Co., Ltd.	3,766	18,954
	Moorim P&P Co., Ltd.	5,400	25,757
	Moorim Paper Co., Ltd.	14,496	37,005
	Motonic Corp.	3,458	39,593
*	MP Group, Inc.	9,820	7,901
	mPlus Corp.	1,540	19,409
	Mr Blue Corp.	4,500	43,940
	Multicampus Co., Ltd.	1,164	35,147
	Nam Hwa Construction Co., Ltd.	1,461	14,399
	Namhae Chemical Corp.	7,479	61,760
*	Namsun Aluminum Co., Ltd.	14,664	51,198
	Namsung Corp.	13,098	45,334
*	Namuga Co., Ltd.	2,390	19,568
	Namyang Dairy Products Co., Ltd.	175	50,700
*	NanoenTek, Inc.	6,677	63,782
	Nasmedia Co., Ltd.	1,423	45,034
*	Nat Games Co., Ltd.	2,249	26,408
*	Nature & Environment Co., Ltd.	17,324	23,467

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Naturecell Co., Ltd.	9,165	$80,207
	NAVER Corp.	11,222	3,613,730
*	NC& Co., Ltd.	4,816	21,909
	NCSoft Corp.	2,829	2,104,429
*	NDFOS Co., Ltd.	18,109	105,861
	NeoPharm Co., Ltd.	948	29,444
*	Neowiz	4,439	94,256
*	Neowiz Holdings Corp.	1,484	46,045
*	NEPES Corp.	6,044	215,940
	Netmarble Corp.	2,036	235,935
	New Power Plasma Co., Ltd.	5,000	28,847
	Newtree Co., Ltd.	923	27,955
	Nexen Corp.	7,084	31,598
	Nexen Tire Corp.	22,791	179,058
*	Nexon GT Co., Ltd.	1,857	24,343
*	Next Entertainment World Co., Ltd.	3,907	42,504
#*	Next Science Co., Ltd.	4,400	85,211
	NextEye Co., Ltd.	7,648	9,683
*	Nexturnbioscience Co., Ltd.	1,173	20,481
	NH Investment & Securities Co., Ltd.	36,550	420,873
*	NHN Corp.	3,985	260,769
*	NHN KCP Corp.	5,283	241,820
	NICE Holdings Co., Ltd.	11,729	203,289
	Nice Information & Telecommunication, Inc.	3,622	102,419
	NICE Information Service Co., Ltd.	16,441	322,841
	NICE Total Cash Management Co., Ltd.	11,894	70,632
*	NK Co., Ltd.	30,243	35,133
	Nong Shim Holdings Co., Ltd.	900	63,833
	Nong Woo Bio Co., Ltd.	3,988	46,446
	NongShim Co., Ltd.	1,436	367,463
	Noroo Holdings Co., Ltd.	1,493	19,691
	NOROO Paint & Coatings Co., Ltd.	2,216	27,252
	NOVAREX Co., Ltd.	2,217	83,818
	NPC	7,683	30,421
*	NS Co., Ltd.	2,474	23,000
	NS Shopping Co., Ltd.	4,833	54,391
*	Nuintek Co., Ltd.	12,524	40,164
*	NuriFlex Co., Ltd.	4,947	32,193
	Oceanbridge Co., Ltd.	1,416	23,459
*	OCI Co., Ltd.	4,501	501,461
	Okong Corp.	7,450	32,606
*	Omnisystem Co., Ltd.	14,815	29,676
	Opto Device Technology Co., Ltd.	5,298	35,390
	OptoElectronics Solutions Co., Ltd.	1,981	77,276
*	OPTRON-TEC, Inc.	12,673	95,300
*	Orbitech Co., Ltd.	2,100	16,132
	Orion Corp.	2,406	252,713
	Orion Holdings Corp.	14,570	230,060
	Osstem Implant Co., Ltd.	5,214	414,871
*	Osung Advanced Materials Co., Ltd.	18,850	67,279
	Ottogi Corp.	355	176,973
	Paik Kwang Industrial Co., Ltd.	8,646	39,426
*	Pan Entertainment Co., Ltd.	7,109	45,113
	Pan Ocean Co., Ltd.	92,743	608,684
*	Pan-Pacific Co., Ltd.	13,908	35,296
	Park Systems Corp.	1,226	159,310
	Partron Co., Ltd.	17,848	170,051
*	Paru Co., Ltd.	9,531	10,880
*	Pearl Abyss Corp.	9,210	465,338

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	People & Technology, Inc.	3,064	$65,332
	PharmaResearch Co., Ltd.	1,201	75,427
*	PharmGen Science, Inc.	2,913	41,112
*	Pharmicell Co., Ltd.	12,726	189,090
*	Philoptics Co., Ltd.	3,684	40,359
	PI Advanced Materials Co., Ltd.	5,680	243,844
	PLAYWITH, Inc.	1,337	12,004
	Point Engineering Co., Ltd.	7,357	22,687
*	Polaris Office Corp.	10,651	20,510
	POSCO Chemical Co., Ltd.	2,022	268,797
	Posco ICT Co., Ltd.	14,876	96,011
	Posco M-Tech Co., Ltd.	4,984	37,907
*	Power Logics Co., Ltd.	11,435	83,863
	Protec Co., Ltd.	1,743	43,389
	PSK, Inc.	1,949	74,730
	Pulmuone Co., Ltd.	8,410	130,370
*	Puloon Technology, Inc.	2,501	25,075
	Pyeong Hwa Automotive Co., Ltd.	3,537	31,248
	QSI Co., Ltd.	1,365	19,203
*	RaonSecure Co., Ltd.	6,839	26,756
	Rayence Co., Ltd.	1,915	22,752
*	Redrover Co., Ltd.	5,364	1,655
	Reyon Pharmaceutical Co., Ltd.	2,013	36,631
	RFHIC Corp.	3,062	111,552
*	RFTech Co., Ltd.	4,687	30,393
*	Robostar Co., Ltd.	1,376	32,626
*	Robotis Co., Ltd.	1,333	19,797
	Rsupport Co., Ltd.	6,747	54,330
	S Net Systems, Inc.	1,718	11,356
	S&S Tech Corp.	3,487	99,644
*	S.Y. Co., Ltd.	4,746	16,313
	S-1 Corp.	5,817	425,907
	Sajo Industries Co., Ltd.	851	36,194
	Sajodaerim Corp.	980	16,457
*	Sajodongaone Co., Ltd.	19,406	23,139
	Sam Young Electronics Co., Ltd.	3,585	39,509
	Sam Yung Trading Co., Ltd.	7,194	109,379
	Sambo Corrugated Board Co., Ltd.	1,506	21,533
*	Sambo Motors Co., Ltd.	3,769	23,805
*	Sambu Engineering & Construction Co., Ltd.	19,309	47,758
	Samchuly Bicycle Co., Ltd.	2,321	29,177
	Samho Development Co., Ltd.	8,183	38,285
*	SAMHWA NETWORKS Co., Ltd.	5,228	17,453
	SAMHWA Paints Industrial Co., Ltd.	3,342	39,298
	Samick Musical Instruments Co., Ltd.	25,745	40,155
	Samick THK Co., Ltd.	2,406	35,450
	Samil Pharmaceutical Co., Ltd.	2,526	21,959
	Samji Electronics Co., Ltd.	5,168	63,740
	Samjin LND Co., Ltd.	5,897	19,953
	Samjin Pharmaceutical Co., Ltd.	5,142	125,056
*	Samkee Corp.	12,204	48,632
*	Sammok S-Form Co., Ltd.	3,406	45,351
*	Samsung Biologics Co., Ltd.	797	572,812
	Samsung C&T Corp.	13,057	1,588,966
	Samsung Card Co., Ltd.	9,254	293,534
	Samsung Electro-Mechanics Co., Ltd.	15,474	2,472,906
	Samsung Electronics Co., Ltd., GDR	13,276	24,189,787
	Samsung Electronics Co., Ltd.	768,762	56,031,586
*	Samsung Engineering Co., Ltd.	63,570	986,026

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Fire & Marine Insurance Co., Ltd.	10,214	$1,814,588
*	Samsung Heavy Industries Co., Ltd.	110,268	740,017
	Samsung Life Insurance Co., Ltd.	10,569	773,995
*	Samsung Pharmaceutical Co., Ltd.	10,916	55,030
	Samsung Publishing Co., Ltd.	988	38,059
	Samsung SDI Co., Ltd.	3,173	1,851,807
	Samsung SDS Co., Ltd.	5,186	850,477
	Samsung Securities Co., Ltd.	20,896	798,476
	SAMT Co., Ltd.	28,486	74,746
	Samwha Capacitor Co., Ltd.	3,145	181,464
	Samwha Electric Co., Ltd.	2,347	72,438
	Samyang Corp.	1,532	80,618
	Samyang Foods Co., Ltd.	1,461	121,436
	Samyang Holdings Corp.	1,467	184,156
	Samyang Packaging Corp.	594	13,955
	Samyang Tongsang Co., Ltd.	846	62,758
	Sang-A Frontec Co., Ltd.	1,962	87,085
*	Sangbo Corp.	15,421	24,213
*	Sangsangin Co., Ltd.	19,745	120,380
	Sangsin Energy Display Precision Co., Ltd.	3,457	42,045
	SaraminHR Co., Ltd.	1,626	50,972
	SAVEZONE I&C Corp.	8,459	30,451
*	SBI Investment Korea Co., Ltd.	24,785	47,100
*	SBS Media Holdings Co., Ltd.	18,457	42,885
*	SBW	51,099	28,577
	SCI Information Service, Inc.	5,189	19,965
*	S-Connect Co., Ltd.	23,446	47,515
*	SD Biotechnologies Co., Ltd.	2,244	9,670
*	SDN Co., Ltd.	13,861	35,896
	Seah Besteel Corp.	5,195	121,581
	SeAH Holdings Corp.	419	37,585
	SeAH Steel Corp.	734	77,278
	SeAH Steel Holdings Corp.	366	24,258
	Sebang Co., Ltd.	3,823	52,197
	Sebang Global Battery Co., Ltd.	2,504	193,753
#	Seegene, Inc.	9,736	817,453
	Sejin Heavy Industries Co., Ltd.	2,811	18,192
	Sejong Industrial Co., Ltd.	6,842	52,910
*	Sejong Telecom, Inc.	163,379	115,170
*	Sekonix Co., Ltd.	1,677	9,709
*	Selvas AI, Inc.	5,674	26,208
	Sempio Foods Co.	730	31,393
	S-Energy Co., Ltd.	5,092	27,498
	Seobu T&D	13,679	96,957
	Seohan Co., Ltd.	25,248	39,198
*	Seojin System Co., Ltd.	2,819	110,260
*	Seoul Auction Co., Ltd.	4,296	54,710
	Seoul City Gas Co., Ltd.	124	11,189
	Seoul Semiconductor Co., Ltd.	13,013	219,016
*	Seowon Co., Ltd.	8,892	21,293
	SEOWONINTECH Co., Ltd.	3,074	21,341
	Seoyon Co., Ltd.	6,326	108,801
	Seoyon E-Hwa Co., Ltd.	8,658	68,679
*	Sewon E&C Co., Ltd.	22,849	36,033
	Sewon Precision Industry Co., Ltd.	1,917	2,614
	SEWOONMEDICAL Co., Ltd.	4,473	23,676
	SFA Engineering Corp.	6,452	242,056
*	SFA Semicon Co., Ltd.	21,218	149,791
*	SG Corp.	28,911	19,268

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SGC e Tec E&C Co., Ltd.	703	$39,273
	SGC Energy Co., Ltd.	3,895	162,835
*	SH Energy & Chemical Co., Ltd.	21,194	21,296
	Shin Heung Energy & Electronics Co., Ltd.	1,521	66,479
	Shindaeyang Paper Co., Ltd.	1,105	79,101
	Shinhan Financial Group Co., Ltd.	98,685	3,546,306
	Shinhan Financial Group Co., Ltd., ADR	5,731	204,826
	Shinil Electronics Co., Ltd.	12,080	24,046
	Shinsegae Engineering & Construction Co., Ltd.	1,248	50,956
	Shinsegae Food Co., Ltd.	487	35,384
	Shinsegae Information & Communication Co., Ltd.	96	16,213
	Shinsegae International, Inc.	685	125,685
	Shinsegae, Inc.	2,893	788,902
	Shinsung Delta Tech Co., Ltd.	2,280	20,052
*	Shinsung E&G Co., Ltd.	17,686	50,133
*	Shinsung Tongsang Co., Ltd.	28,440	44,715
	Shinwha Intertek Corp.	10,654	33,383
*	Shinwon Corp.	24,874	37,307
	Shinyoung Securities Co., Ltd.	1,754	98,104
*	SHOWBOX Corp.	12,816	48,486
*	Signetics Corp.	34,301	42,340
	SIGONG TECH Co., Ltd.	4,127	31,391
	Silicon Works Co., Ltd.	4,352	372,225
	Silla Co., Ltd.	2,472	25,725
	SIMMTECH Co., Ltd.	8,384	170,558
	SIMPAC, Inc.	9,760	41,063
*	Sindoh Co., Ltd.	2,643	75,996
	Sinil Pharm Co., Ltd.	2,950	40,393
*	SinSin Pharmaceutical Co., Ltd.	2,749	20,271
	SK Chemicals Co., Ltd.	1,364	324,918
	SK D&D Co., Ltd.	3,840	126,001
	SK Discovery Co., Ltd.	4,939	255,759
	SK Gas, Ltd.	1,021	92,127
	SK Hynix, Inc.	133,838	15,268,409
*	SK Innovation Co., Ltd.	7,211	1,744,153
	SK Materials Co., Ltd.	1,355	408,275
*	SK Rent A Car Co., Ltd.	4,337	44,735
	SK Securities Co., Ltd.	170,647	156,825
	SK Telecom Co., Ltd., Sponsored ADR	3,174	95,347
	SK Telecom Co., Ltd.	6,542	1,781,871
	SKC Co., Ltd.	3,506	424,580
	SL Corp.	7,707	156,818
*	SM Culture & Contents Co., Ltd.	6,924	10,519
*	SM Entertainment Co., Ltd.	6,238	168,889
*	SM Life Design Group Co., Ltd.	15,970	40,803
*	S-MAC Co., Ltd.	47,523	66,246
	SMCore, Inc.	1,609	11,429
*	SMEC Co., Ltd.	10,746	17,545
	SNT Energy Co., Ltd.	709	11,771
	SNT Holdings Co., Ltd.	3,470	56,969
	SNT Motiv Co., Ltd.	3,351	183,879
*	SNU Precision Co., Ltd.	5,420	20,677
*	S-Oil Corp.	9,176	712,667
*	Solborn, Inc.	6,999	53,991
*	Solid, Inc.	8,385	55,326
	Solus Advanced Materials Co., Ltd.	4,763	214,926
	Songwon Industrial Co., Ltd.	7,797	147,009
	Soosan Heavy Industries Co., Ltd.	4,596	24,938
	Soulbrain Co., Ltd.	1,211	384,947

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Soulbrain Holdings Co., Ltd.	2,191	$82,315
	SPC Samlip Co., Ltd.	1,112	70,165
	Speco Co., Ltd.	1,997	15,924
	SPG Co., Ltd.	5,560	53,497
	Spigen Korea Co., Ltd.	1,896	105,693
#*	Ssangyong Motor Co.	26,548	49,583
*	ST Pharm Co., Ltd.	1,011	103,386
*	Straffic Co., Ltd.	2,456	16,338
*	Studio Dragon Corp.	2,206	204,317
	Suheung Co., Ltd.	2,902	139,444
	Sun Kwang Co., Ltd.	2,708	90,980
*	SundayToz Corp.	1,704	35,576
	Sung Bo Chemicals Co., Ltd.	5,109	21,818
	Sung Kwang Bend Co., Ltd.	4,576	43,516
*	Sungchang Enterprise Holdings, Ltd.	13,402	34,731
	Sungdo Engineering & Construction Co., Ltd.	7,793	44,379
	Sungwoo Hitech Co., Ltd.	25,725	130,470
	Sunjin Co., Ltd.	5,383	95,246
*	Sunny Electronics Corp.	5,164	16,535
*	Suprema, Inc.	1,413	33,836
	SurplusGlobal, Inc.	4,779	25,137
	SV Investment Corp.	3,891	15,528
*	Synergy Innovation Co., Ltd.	8,081	24,555
*	Synopex, Inc.	27,614	92,797
	Systems Technology, Inc.	3,599	61,804
*	T Scientific Co., Ltd.	7,100	21,351
	Tae Kyung Industrial Co., Ltd.	6,615	41,062
	Taekwang Industrial Co., Ltd.	146	136,641
*	Taewoong Co., Ltd.	3,088	34,701
	Taeyoung Engineering & Construction Co., Ltd.	11,082	129,337
	Taeyung BK Co., Ltd.	5,601	22,527
*	Taihan Electric Wire Co., Ltd.	81,481	83,511
*	Taihan Fiberoptics Co., Ltd.	15,758	45,017
*	Taihan Textile Co., Ltd.	932	36,900
*	Tailim Packaging Co., Ltd.	8,783	40,332
	TCC Steel	5,290	26,080
	TechWing, Inc.	5,726	129,320
*	Tego Science, Inc.	1,108	28,106
*	Telcon RF Pharmaceutical, Inc.	12,343	54,744
*	Telechips, Inc.	2,727	39,163
	TES Co., Ltd.	3,780	115,898
	Tesna, Inc.	1,101	48,032
*	Thinkware Systems Corp.	3,694	51,306
*	TK Chemical Corp.	12,462	74,019
	TK Corp.	5,389	52,946
*	TLI, Inc.	978	8,749
*	TOBESOFT Co., Ltd.	10,864	21,814
	Tokai Carbon Korea Co., Ltd.	2,108	369,069
	Tongyang Life Insurance Co., Ltd.	24,537	104,882
	Tongyang, Inc.	72,698	90,564
*	Tonymoly Co., Ltd.	1,924	13,297
*	Top Engineering Co., Ltd.	5,710	46,770
	Toptec Co., Ltd.	7,313	79,750
*	Tovis Co., Ltd.	3,609	25,334
	TS Corp.	26,400	84,503
	TSE Co., Ltd.	1,467	82,307
*	Tuksu Construction Co., Ltd.	3,443	27,801
*	TY Holdings Co., Ltd.	10,684	258,911
	UBCare Co., Ltd.	6,063	42,951

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ubiquoss Holdings, Inc.	2,043	$37,984
	Ubiquoss, Inc.	2,176	39,931
*	UIL Co., Ltd.	5,829	21,015
	Uju Electronics Co., Ltd.	2,257	56,018
	Uni-Chem Co., Ltd.	14,724	22,310
*	Unick Corp.	5,571	37,814
	Unid Co., Ltd.	3,325	255,842
*	Union Korea Pharm Co., Ltd.	1,889	25,235
	Union Semiconductor Equipment & Materials Co., Ltd.	13,281	165,516
	Uniquest Corp.	2,396	22,716
*	Unison Co., Ltd.	23,914	87,346
*	UniTest, Inc.	4,011	81,695
	Unitrontech Co., Ltd.	3,392	21,735
	UTI, Inc.	1,284	21,877
	Value Added Technology Co., Ltd.	2,860	78,056
*	Very Good Tour Co., Ltd.	2,162	21,921
	Viatron Technologies, Inc.	4,608	49,844
*	Vidente Co., Ltd.	6,726	70,323
	Vieworks Co., Ltd.	1,745	58,956
	Visang Education, Inc.	4,557	32,813
	Vitzro Tech Co., Ltd.	2,350	22,400
	Vitzrocell Co., Ltd.	4,814	61,949
*	Vivien Corp.	5,609	17,271
*	Vivozon Healthcare, Inc.	22,839	31,435
*	VT GMP Co., Ltd.	3,812	30,781
*	W Holding Co., Ltd.	65,827	19,055
	Webcash Corp.	1,400	100,447
*	Webzen, Inc.	5,243	162,815
	Wemade Co., Ltd.	1,599	74,529
	Whanin Pharmaceutical Co., Ltd.	3,902	73,258
*	WI Co., Ltd.	34,387	42,197
	Wiable Corp.	14,113	56,844
*	WillBes & Co. (The)	20,926	41,104
	Winix, Inc.	2,109	43,754
*	Winpac, Inc.	9,832	21,252
	Wins Co., Ltd.	1,654	24,869
	WiSoL Co., Ltd.	10,907	124,964
*	WIZIT Co., Ltd.	27,174	41,209
*	WONIK CUBE Corp.	9,926	46,988
*	Wonik Holdings Co., Ltd.	16,118	96,444
	WONIK IPS Co., Ltd.	7,113	322,572
	Wonik Materials Co., Ltd.	2,003	68,303
*	Wonik Pne Co., Ltd.	3,058	55,598
*	Wonik QnC Corp.	3,067	75,091
*	Wonpung Mulsan Co., Ltd.	6,294	10,895
*	WooGene B&G Co., Ltd.	12,146	30,661
	Woojin, Inc.	3,958	18,272
	Woongjin Thinkbig Co., Ltd.	24,403	88,136
*	Wooree Bio Co., Ltd.	12,092	62,753
	Woori Financial Group, Inc., Sponsored ADR	2,893	83,463
	Woori Financial Group, Inc.	170,935	1,643,000
	Woori Investment Bank Co., Ltd.	136,593	106,244
*	Woori Technology Investment Co., Ltd.	16,587	148,306
*	Woori Technology, Inc.	17,387	20,765
*	Wooridul Huebrain, Ltd.	10,189	22,889
	Woorison F&G Co., Ltd.	18,507	39,728
	Woory Industrial Co., Ltd.	2,475	58,059
*	Woosu AMS Co., Ltd.	5,550	29,781
	WooSung Feed Co., Ltd.	1,480	49,385

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Woowon Development Co., Ltd.	5,296	$31,916
	Worldex Industry & Trading Co., Ltd.	3,984	100,518
*	Wysiwyg Studios Co., Ltd.	2,422	25,591
	Y G-1 Co., Ltd.	8,490	70,813
	YAS Co., Ltd.	1,997	31,564
*	Y-entec Co., Ltd.	3,853	58,223
	Yeong Hwa Metal Co., Ltd.	12,695	22,135
	Yesco Holdings Co., Ltd.	341	10,901
*	Yest Co., Ltd.	2,384	33,161
*	YG Entertainment, Inc.	1,889	70,400
*	YG PLUS	3,947	20,734
*	YIK Corp.	5,142	32,157
*	YJM Games Co., Ltd.	15,504	28,059
	YMC Co., Ltd.	3,514	26,492
*	YMT Co., Ltd.	2,063	41,448
	Yonwoo Co., Ltd.	1,485	37,263
	Yoosung Enterprise Co., Ltd.	10,361	31,682
	Youlchon Chemical Co., Ltd.	3,845	85,568
	Young Poong Corp.	189	115,201
	Young Poong Precision Corp.	4,334	38,572
	Youngone Corp.	8,366	329,087
	Youngone Holdings Co., Ltd.	3,692	157,836
*	YoungWoo DSP Co., Ltd.	13,510	34,692
	Yuanta Securities Korea Co., Ltd.	42,688	166,301
	YuHwa Securities Co., Ltd.	13,635	32,391
*	Yujin Robot Co., Ltd.	4,869	17,756
*	Yungjin Pharmaceutical Co., Ltd.	16,564	96,340
	Zeus Co., Ltd.	3,176	78,617

TOTAL SOUTH KOREA			286,626,662

TAIWAN — (18.5%)
	ABC Taiwan Electronics Corp.	22,000	26,308
	Ability Enterprise Co., Ltd.	69,508	46,022
*	Ability Opto-Electronics Technology Co., Ltd.	32,528	101,113
#	AcBel Polytech, Inc.	143,685	151,125
	Accton Technology Corp.	121,858	1,379,808
	Acer, Inc.	1,011,287	1,235,989
	ACES Electronic Co., Ltd.	56,000	89,537
*	Acon Holding, Inc.	122,000	54,695
	Acter Group Corp., Ltd.	24,267	173,362
	Action Electronics Co., Ltd.	103,000	61,199
	Actron Technology Corp.	19,838	85,053
#	A-DATA Technology Co., Ltd.	64,605	277,159
	Addcn Technology Co., Ltd.	10,000	86,433
	Advanced Ceramic X Corp.	14,000	265,920
	Advanced International Multitech Co., Ltd.	57,000	171,422
#*	Advanced Optoelectronic Technology, Inc.	49,000	61,134
	Advancetek Enterprise Co., Ltd.	109,908	71,436
	Advantech Co., Ltd.	59,058	747,252
	AEON Motor Co., Ltd.	40,000	67,170
*	AGV Products Corp.	230,172	106,953
	Airmate Cayman International Co., Ltd.	17,000	16,884
#	Airtac International Group	15,078	629,298
#	Alchip Technologies, Ltd.	19,000	335,339
#*	ALI Corp.	67,632	83,913
	All Ring Tech Co., Ltd.	14,000	71,397
	Allied Circuit Co., Ltd.	5,000	20,710
	Allis Electric Co., Ltd.	68,344	65,362
	Alltek Technology Corp.	51,410	53,901

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Alltop Technology Co., Ltd.	3,751	$21,371
	Alpha Networks, Inc.	78,272	98,095
#	Altek Corp.	97,727	147,202
	Amazing Microelectronic Corp.	15,782	90,343
*	Ambassador Hotel (The)	110,000	115,265
	Ampire Co., Ltd.	29,000	27,835
	AMPOC Far-East Co., Ltd.	31,000	44,656
#*	AmTRAN Technology Co., Ltd.	319,907	228,032
#	Anpec Electronics Corp.	26,317	134,676
#	Apac Opto Electronics, Inc.	36,000	44,935
	Apacer Technology, Inc.	40,506	81,330
	APAQ Technology Co., Ltd.	24,422	62,023
	APCB, Inc.	91,000	72,076
	Apex Biotechnology Corp.	36,477	33,638
#	Apex International Co., Ltd.	68,868	164,082
#	Apex Medical Corp.	53,000	59,956
	Apex Science & Engineering	68,848	36,143
	Apogee Optocom Co., Ltd.	5,000	17,863
	Arcadyan Technology Corp.	59,755	239,861
	Ardentec Corp.	247,411	415,823
	Argosy Research, Inc.	21,558	88,045
#	ASE Technology Holding Co., Ltd., ADR	148,077	1,230,522
#	ASE Technology Holding Co., Ltd.	802,089	3,351,719
	Asia Cement Corp.	775,696	1,379,831
	Asia Electronic Material Co., Ltd.	25,000	22,699
#	Asia Optical Co., Inc.	60,000	190,231
*	Asia Pacific Telecom Co., Ltd.	731,139	262,718
#*	Asia Plastic Recycling Holding, Ltd.	120,857	38,585
#	Asia Polymer Corp.	162,143	203,034
	Asia Tech Image, Inc.	26,000	53,480
#	Asia Vital Components Co., Ltd.	112,278	284,310
#	ASMedia Technology, Inc.	4,312	179,258
	ASPEED Technology, Inc.	7,599	567,228
#	ASROCK, Inc.	15,000	91,030
	Asustek Computer, Inc.	157,996	2,116,141
	Aten International Co., Ltd.	23,000	72,793
*	AU Optronics Corp., Sponsored ADR	37,101	431,485
*	AU Optronics Corp.	1,654,000	1,936,258
	Audix Corp.	42,800	84,170
#	AURAS Technology Co., Ltd.	28,000	182,950
	Aurona Industries, Inc.	42,000	34,820
	Aurora Corp.	19,585	64,530
	Avalue Technology, Inc.	19,000	38,767
#	Aver Information, Inc.	8,000	25,306
#	Avermedia Technologies	25,000	42,450
	AVY Precision Technology, Inc.	41,054	46,174
	Awea Mechantronic Co., Ltd.	13,230	18,554
	Axiomtek Co., Ltd.	24,000	47,766
*	Azurewave Technologies, Inc.	24,000	26,812
	Bank of Kaohsiung Co., Ltd.	215,027	90,979
	Baolong International Co., Ltd.	45,000	35,463
	Basso Industry Corp.	60,000	106,943
	BenQ Materials Corp.	87,000	100,218
	BES Engineering Corp.	538,000	207,613
#*	Billion Electric Co., Ltd.	28,000	29,755
#	Bin Chuan Enterprise Co., Ltd.	53,650	63,466
	Bionet Corp.	25,000	37,892
	Bionime Corp.	13,000	37,353
#*	Biostar Microtech International Corp.	91,000	99,870

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Bioteque Corp.	18,010	$80,527
#	Bizlink Holding, Inc.	46,807	433,179
	Bon Fame Co., Ltd.	7,000	11,435
	Bright Led Electronics Corp.	47,100	35,618
#	Brighton-Best International Taiwan, Inc.	102,331	141,615
	Browave Corp.	33,000	63,063
	C Sun Manufacturing, Ltd.	48,000	97,489
*	Cameo Communications, Inc.	95,044	48,907
	Capital Futures Corp.	52,629	83,228
	Capital Securities Corp.	662,902	456,634
	Career Technology MFG. Co., Ltd.	239,126	296,357
	Carnival Industrial Corp.	71,499	37,746
#	Casing Macron Technology Co.	19,000	21,554
#	Caswell, Inc.	7,000	42,593
	Catcher Technology Co., Ltd.	177,509	1,252,635
	Cathay Financial Holding Co., Ltd.	922,486	1,722,129
	Cathay Real Estate Development Co., Ltd.	243,300	186,342
	Cayman Engley Industrial Co., Ltd.	18,785	76,699
#	Celxpert Energy Corp.	37,000	69,737
	Center Laboratories, Inc.	94,000	224,404
	Central Reinsurance Co., Ltd.	72,300	62,488
	Chailease Holding Co., Ltd.	263,014	1,895,295
*	Chain Chon Industrial Co., Ltd.	26,000	18,981
	ChainQui Construction Development Co., Ltd.	41,171	32,691
*	Champion Building Materials Co., Ltd.	80,000	45,732
	Champion Microelectronic Corp.	16,000	47,603
	Chang Hwa Commercial Bank, Ltd.	1,201,015	768,097
#	Chang Wah Electromaterials, Inc.	105,240	149,024
	Chang Wah Technology Co., Ltd.	54,000	137,946
#	Channel Well Technology Co., Ltd.	51,000	109,052
	Chant Sincere Co., Ltd.	25,000	36,871
	Charoen Pokphand Enterprise	70,160	199,735
	CHC Healthcare Group	49,000	67,799
	CHC Resources Corp.	30,379	52,678
	Chen Full International Co., Ltd.	46,000	69,583
	Chenbro Micom Co., Ltd.	37,000	113,717
#	Cheng Loong Corp.	357,480	570,984
#*	Cheng Mei Materials Technology Corp.	228,250	115,369
	Cheng Shin Rubber Industry Co., Ltd.	578,808	1,116,348
#	Cheng Uei Precision Industry Co., Ltd.	214,159	353,531
	Chenming Electronic Technology Corp.	64,000	36,012
	Chia Chang Co., Ltd.	39,000	64,814
	Chian Hsing Forging Industrial Co., Ltd.	22,000	39,301
#	Chicony Electronics Co., Ltd.	229,350	690,534
	Chicony Power Technology Co., Ltd.	73,731	195,357
	Chief Telecom, Inc.	8,000	84,014
#	Chieftek Precision Co., Ltd.	21,250	91,482
	Chien Kuo Construction Co., Ltd.	80,540	42,939
	Chilisin Electronics Corp.	85,590	337,909
	Chime Ball Technology Co., Ltd.	10,565	12,973
*	China Airlines, Ltd.	1,496,062	1,133,782
	China Bills Finance Corp.	351,000	207,958
	China Chemical & Pharmaceutical Co., Ltd.	79,000	68,614
	China Development Financial Holding Corp.	3,153,579	1,469,015
	China Ecotek Corp.	10,000	15,197
	China Electric Manufacturing Corp.	127,170	64,459
#	China Fineblanking Technology Co., Ltd.	14,318	24,057
	China General Plastics Corp.	168,526	263,695
#	China Glaze Co., Ltd.	60,680	38,587

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Life Insurance Co., Ltd.	120,073	$113,705
*	China Man-Made Fiber Corp.	514,390	236,658
	China Metal Products	130,190	179,254
*	China Motor Corp.	93,600	239,747
#	China Petrochemical Development Corp.	1,264,996	717,191
	China Steel Chemical Corp.	49,227	208,197
	China Steel Corp.	1,891,940	2,647,788
	China Steel Structure Co., Ltd.	51,000	88,584
	China Wire & Cable Co., Ltd.	36,120	46,238
#	Chinese Maritime Transport, Ltd.	35,120	67,654
	Ching Feng Home Fashions Co., Ltd.	41,000	37,254
	Chin-Poon Industrial Co., Ltd.	134,113	174,131
	Chipbond Technology Corp.	301,000	830,609
	ChipMOS Techinologies, Inc.	239,594	405,116
#	ChipMOS Technologies, Inc., ADR	5,151	175,376
	Chlitina Holding, Ltd.	25,000	188,052
	Chong Hong Construction Co., Ltd.	75,361	223,525
#	Chroma ATE, Inc.	73,466	507,671
	Chun YU Works & Co., Ltd.	63,000	74,734
#	Chun Yuan Steel Industry Co., Ltd.	200,999	177,643
	Chung Hsin Electric & Machinery Manufacturing Corp.	134,000	254,793
*	Chung Hung Steel Corp.	375,889	569,593
	Chung Hwa Food Industrial Co., Ltd.	7,000	30,680
#*	Chung Hwa Pulp Corp.	134,246	125,196
	Chunghwa Precision Test Tech Co., Ltd.	4,000	105,680
	Chunghwa Telecom Co., Ltd., Sponsored ADR	30,397	1,241,717
	Chunghwa Telecom Co., Ltd.	238,800	973,427
	Cleanaway Co., Ltd.	28,000	176,591
	Clevo Co.	175,869	204,411
	CMC Magnetics Corp.	422,907	183,643
	Collins Co., Ltd.	88,000	52,605
#	Compal Electronics, Inc.	1,707,086	1,521,512
	Compeq Manufacturing Co., Ltd.	488,000	754,820
	Compucase Enterprise	22,000	37,395
	Concord Securities Co., Ltd.	229,912	156,283
	Concraft Holding Co., Ltd.	28,203	66,449
	Continental Holdings Corp.	188,250	194,132
	Contrel Technology Co., Ltd.	70,000	47,707
	Coremax Corp.	22,131	68,392
	Coretronic Corp.	148,600	325,895
	Co-Tech Development Corp.	67,541	198,836
	Cowealth Medical Holding Co., Ltd.	27,216	28,638
	Creative Sensor, Inc.	51,000	45,356
#*	CSBC Corp. Taiwan	153,261	138,265
	CTBC Financial Holding Co., Ltd.	4,272,612	3,477,229
	CTCI Corp.	244,555	345,266
	C-Tech United Corp.	19,555	17,358
	Cub Elecparts, Inc.	18,087	150,408
	CviLux Corp.	40,902	66,962
#	CX Technology Co., Ltd.	16,000	21,374
	Cyberlink Corp.	18,356	58,761
	CyberPower Systems, Inc.	24,000	74,669
#	CyberTAN Technology, Inc.	88,576	64,185
	Cypress Technology Co., Ltd.	19,048	34,184
#	DA CIN Construction Co., Ltd.	121,000	158,908
	Dadi Early-Childhood Education Group, Ltd.	6,825	44,135
	Dafeng TV, Ltd.	28,396	46,438
	Da-Li Development Co., Ltd.	46,256	51,311
	Darfon Electronics Corp.	85,000	155,030

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Darwin Precisions Corp.	202,000	$122,867
	Daxin Materials Corp.	22,000	74,113
	De Licacy Industrial Co., Ltd.	131,458	85,339
	Delpha Construction Co., Ltd.	102,632	53,302
	Delta Electronics, Inc.	221,940	2,377,625
	Depo Auto Parts Ind Co., Ltd.	65,000	150,629
	DFI, Inc.	14,000	34,238
	Dimerco Data System Corp.	17,000	44,368
	Dimerco Express Corp.	60,000	170,470
*	D-Link Corp.	124,148	100,877
	Draytek Corp.	13,000	12,193
	Drewloong Precision, Inc.	12,000	39,996
#	Dyaco International, Inc.	33,880	126,980
*	Dynamic Electronics Co., Ltd.	141,382	113,724
	Dynapack International Technology Corp.	37,000	154,947
	E & R Engineering Corp.	6,000	17,434
	E Ink Holdings, Inc.	221,000	521,729
	E.Sun Financial Holding Co., Ltd.	2,628,244	2,532,781
	Eastern Media International Corp.	183,000	113,563
	Eclat Textile Co., Ltd.	56,279	1,077,589
#	Edimax Technology Co., Ltd.	46,000	23,542
	Edison Opto Corp.	54,000	41,661
	Edom Technology Co., Ltd.	66,014	88,620
	eGalax_eMPIA Technology, Inc.	12,909	32,692
#	Egis Technology, Inc.	29,000	169,042
	Elan Microelectronics Corp.	92,959	705,499
	E-LIFE MALL Corp.	36,000	108,714
	Elite Advanced Laser Corp.	51,928	118,148
	Elite Material Co., Ltd.	112,909	713,261
	Elite Semiconductor Microelectronics Technology, Inc.	66,000	391,019
#*	Elitegroup Computer Systems Co., Ltd.	101,235	98,899
	eMemory Technology, Inc.	16,000	583,362
	Emerging Display Technologies Corp.	30,000	27,474
#	Ennoconn Corp.	25,906	214,847
#*	Ennostar, Inc.	226,227	651,569
	EnTie Commercial Bank Co., Ltd.	179,500	97,385
#*	Epileds Technologies, Inc.	25,000	23,317
	Eslite Spectrum Corp. (The)	9,000	24,166
#	Eson Precision Ind. Co., Ltd.	50,000	118,403
	Eternal Materials Co., Ltd.	331,075	541,422
*	Etron Technology, Inc.	104,957	113,790
	Eurocharm Holdings Co., Ltd.	6,000	33,153
	Eva Airways Corp.	1,013,990	682,611
*	Everest Textile Co., Ltd.	170,178	63,924
	Evergreen International Storage & Transport Corp.	301,000	263,593
*	Evergreen Marine Corp. Taiwan, Ltd.	1,059,354	2,980,314
	Everlight Electronics Co., Ltd.	212,149	350,990
#*	Everspring Industry Co., Ltd.	35,000	22,798
	Excel Cell Electronic Co., Ltd.	17,000	13,944
#	Excellence Opto, Inc.	49,000	56,720
	Excelliance Mos Corp.	10,000	61,496
	Excelsior Medical Co., Ltd.	48,197	101,801
	EZconn Corp.	26,250	33,572
	Far Eastern Department Stores, Ltd.	519,370	464,604
	Far Eastern International Bank	888,386	354,086
	Far Eastern New Century Corp.	691,560	820,203
	Far EasTone Telecommunications Co., Ltd.	443,000	1,031,548
	Faraday Technology Corp.	79,000	210,050
	Farcent Enterprise Co., Ltd.	5,000	12,853

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Farglory F T Z Investment Holding Co., Ltd.	30,777	$35,886
	Farglory Land Development Co., Ltd.	109,442	225,500
*	Federal Corp.	125,729	114,647
	Feedback Technology Corp.	15,400	40,774
	Feng Hsin Steel Co., Ltd.	166,550	525,665
	Feng TAY Enterprise Co., Ltd.	99,380	735,607
	Firich Enterprises Co., Ltd.	13,970	19,141
#*	First Copper Technology Co., Ltd.	84,000	180,991
	First Financial Holding Co., Ltd.	1,420,077	1,161,445
#	First Hi-Tec Enterprise Co., Ltd.	28,000	65,264
	First Hotel	107,746	58,088
	First Insurance Co., Ltd. (The)	103,606	51,152
#	First Steamship Co., Ltd.	341,425	192,096
*	FIT Holding Co., Ltd.	17,000	19,249
	Fittech Co., Ltd.	15,000	98,400
	FLEXium Interconnect, Inc.	146,001	619,434
	Flytech Technology Co., Ltd.	38,373	92,301
	FocalTech Systems Co., Ltd.	30,963	216,495
	FOCI Fiber Optic Communications, Inc.	34,000	38,460
#	Forcecon Tech Co., Ltd.	12,000	51,364
	Forest Water Environment Engineering Co., Ltd.	21,667	31,779
	Formosa Advanced Technologies Co., Ltd.	93,000	145,150
	Formosa Chemicals & Fibre Corp.	453,378	1,469,854
	Formosa International Hotels Corp.	21,905	116,980
	Formosa Oilseed Processing Co., Ltd.	28,000	60,332
	Formosa Optical Technology Co., Ltd.	12,000	27,104
	Formosa Petrochemical Corp.	111,000	410,262
	Formosa Plastics Corp.	384,134	1,452,162
#	Formosa Sumco Technology Corp.	23,000	157,488
#	Formosa Taffeta Co., Ltd.	310,000	366,637
	Formosan Rubber Group, Inc.	101,720	99,940
	Formosan Union Chemical	121,847	82,679
	Fortune Electric Co., Ltd.	42,000	76,437
	Founding Construction & Development Co., Ltd.	77,460	47,176
#	Foxconn Technology Co., Ltd.	212,536	522,010
	Foxsemicon Integrated Technology, Inc.	25,562	217,033
#	Froch Enterprise Co., Ltd.	95,713	64,295
	FSP Technology, Inc.	35,886	68,754
	Fubon Financial Holding Co., Ltd.	1,319,896	3,024,452
	Fulgent Sun International Holding Co., Ltd.	40,898	176,638
	Fullerton Technology Co., Ltd.	51,000	34,297
*	Fulltech Fiber Glass Corp.	68,000	49,935
	Fusheng Precision Co., Ltd.	32,000	264,243
#	Fwusow Industry Co., Ltd.	104,756	106,309
	G Shank Enterprise Co., Ltd.	86,382	114,942
	Gamania Digital Entertainment Co., Ltd.	46,000	105,731
	GCS Holdings, Inc.	30,000	53,172
	GEM Services, Inc.	16,670	47,562
	Gemtek Technology Corp.	120,574	148,318
	General Interface Solution Holding, Ltd.	116,000	511,538
	General Plastic Industrial Co., Ltd.	34,384	32,591
	Generalplus Technology, Inc.	25,000	50,587
	Genesys Logic, Inc.	20,000	52,496
#	Genius Electronic Optical Co., Ltd.	25,979	507,730
	Genovate Biotechnology Co., Ltd.	21,000	20,878
*	GeoVision, Inc.	37,264	44,393
	Getac Technology Corp.	129,000	265,495
	Giant Manufacturing Co., Ltd.	93,287	1,184,636
#	Giantplus Technology Co., Ltd.	104,000	64,181

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gigabyte Technology Co., Ltd.	157,000	$686,720
	Ginko International Co., Ltd.	22,050	139,536
#	Global Brands Manufacture, Ltd.	168,666	213,379
#	Global Lighting Technologies, Inc.	10,000	38,018
	Global Mixed Mode Technology, Inc.	22,000	165,466
	Global PMX Co., Ltd.	22,000	140,318
	Global Unichip Corp.	25,000	356,190
	Globalwafers Co., Ltd.	60,000	1,838,940
	Globe Union Industrial Corp.	114,518	79,173
	Gloria Material Technology Corp.	210,708	159,351
*	GlycoNex, Inc.	11,000	14,776
	GMI Technology, Inc.	33,000	29,133
#*	Gold Circuit Electronics, Ltd.	109,263	213,088
	Golden Friends Corp.	22,500	47,665
	Goldsun Building Materials Co., Ltd.	347,735	353,991
#	Good Way Technology Co., Ltd.	11,000	20,277
	Good Will Instrument Co., Ltd.	29,859	27,194
#	Gourmet Master Co., Ltd.	60,052	399,571
	Grand Fortune Securities Co., Ltd.	86,000	63,403
	Grand Ocean Retail Group, Ltd.	42,000	35,514
*	Grand Pacific Petrochemical	350,000	418,535
	Grand Plastic Technology Corp.	6,000	72,989
	GrandTech CG Systems, Inc.	30,450	57,268
	Grape King Bio, Ltd.	50,000	316,859
	Great China Metal Industry	78,000	78,533
	Great Taipei Gas Co., Ltd.	121,000	146,795
	Great Tree Pharmacy Co., Ltd.	7,000	38,057
	Great Wall Enterprise Co., Ltd.	229,921	492,349
	Greatek Electronics, Inc.	113,000	295,873
*	Green Energy Technology, Inc.	181,537	390
	GTM Holdings Corp.	63,000	59,768
#	Hannstar Board Corp.	186,734	330,691
#*	HannStar Display Corp.	892,667	927,085
	HannsTouch Solution, Inc.	281,781	146,075
	Hanpin Electron Co., Ltd.	26,000	30,990
*	Harvatek Corp.	83,052	67,849
	Heran Co., Ltd.	3,000	13,723
	Hi-Clearance, Inc.	5,107	24,771
	Highlight Tech Corp.	31,136	48,176
#	Highwealth Construction Corp.	312,709	505,648
	HIM International Music, Inc.	6,190	22,842
	Hiroca Holdings, Ltd.	20,728	52,424
	Hitron Technology, Inc.	40,799	36,898
	Hiwin Technologies Corp.	59,555	898,506
*	Ho Tung Chemical Corp.	465,035	200,997
*	Hocheng Corp.	137,300	67,738
	Holiday Entertainment Co., Ltd.	37,000	88,506
	Holtek Semiconductor, Inc.	69,000	250,473
	Holy Stone Enterprise Co., Ltd.	57,000	272,986
	Hon Hai Precision Industry Co., Ltd.	1,466,599	6,029,256
	Hon Hai Precision Industry Co., Ltd., GDR	83,012	670,297
	Hon Hai Precision Industry Co., Ltd., GDR	78	636
	Hong Pu Real Estate Development Co., Ltd.	66,609	56,516
#	Hong TAI Electric Industrial	55,000	63,317
	Hong YI Fiber Industry Co.	68,000	55,660
	Horizon Securities Co., Ltd.	109,000	86,714
#	Hota Industrial Manufacturing Co., Ltd.	72,870	268,068
	Hotai Finance Co., Ltd.	62,000	189,271
	Hotai Motor Co., Ltd.	64,000	1,377,153

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hotron Precision Electronic Industrial Co., Ltd.	17,857	$46,322
#	Hsin Kuang Steel Co., Ltd.	63,788	183,120
	Hsin Yung Chien Co., Ltd.	16,695	79,698
	Hsing TA Cement Co.	42,000	43,621
*	HTC Corp.	314,000	465,127
	Hu Lane Associate, Inc.	21,679	87,012
	HUA ENG Wire & Cable Co., Ltd.	99,000	112,326
	Hua Nan Financial Holdings Co., Ltd.	1,296,948	880,942
	Hua Yu Lien Development Co., Ltd.	30,000	43,009
	Huaku Development Co., Ltd.	99,465	336,925
	Huang Hsiang Construction Corp.	45,000	70,839
	Hung Ching Development & Construction Co., Ltd.	54,000	46,650
	Hung Sheng Construction, Ltd.	175,200	142,053
	Huxen Corp.	10,000	19,463
*	Hwa Fong Rubber Industrial Co., Ltd.	76,849	58,404
	Hwacom Systems, Inc.	43,000	32,818
	Ibase Technology, Inc.	61,076	88,295
	IBF Financial Holdings Co., Ltd.	830,613	526,078
#	Ichia Technologies, Inc.	118,897	86,982
*	I-Chiun Precision Industry Co., Ltd.	66,000	78,693
	IEI Integration Corp.	42,680	90,670
	Infortrend Technology, Inc.	110,798	90,238
	Info-Tek Corp.	26,000	42,985
	Innodisk Corp.	21,511	137,563
	Innolux Corp.	1,800,461	1,922,157
	Inpaq Technology Co., Ltd.	18,750	45,288
	Insyde Software Corp.	11,000	34,254
	Intai Technology Corp.	11,800	37,972
	Integrated Service Technology, Inc.	48,345	96,694
	IntelliEPI, Inc.	9,000	18,492
	International CSRC Investment Holdings Co.	271,400	294,276
#	International Games System Co., Ltd.	25,000	688,913
	Inventec Corp.	862,181	836,547
	Iron Force Industrial Co., Ltd.	18,000	51,765
	I-Sheng Electric Wire & Cable Co., Ltd.	50,000	82,725
	ITE Technology, Inc.	46,202	198,593
	ITEQ Corp.	83,628	438,732
	Jarllytec Co., Ltd.	29,000	82,223
#	Jentech Precision Industrial Co., Ltd.	24,000	218,774
	Jess-Link Products Co., Ltd.	42,875	63,132
#	Jia Wei Lifestyle, Inc.	9,000	28,165
	Jih Lin Technology Co., Ltd.	24,000	69,498
#	Jiin Yeeh Ding Enterprise Co., Ltd.	18,000	31,449
	Jinan Acetate Chemical Co., Ltd.	4,400	20,929
	Jinli Group Holdings, Ltd.	81,159	30,289
	Johnson Health Tech Co., Ltd.	15,000	44,658
	Jourdeness Group, Ltd.	16,000	54,046
*	K Laser Technology, Inc.	47,000	38,678
#	Kaimei Electronic Corp.	59,484	261,579
	Kaori Heat Treatment Co., Ltd.	18,983	35,901
	Kaulin Manufacturing Co., Ltd.	33,000	20,104
	Kedge Construction Co., Ltd.	12,000	21,716
	KEE TAI Properties Co., Ltd.	189,226	72,364
#	Kenda Rubber Industrial Co., Ltd.	218,236	357,037
#	Kenmec Mechanical Engineering Co., Ltd.	59,000	57,134
#	Kerry TJ Logistics Co., Ltd.	82,000	131,983
	Key Ware Electronics Co., Ltd.	76,000	54,000
#	Keystone Microtech Corp.	5,000	60,581
	Kindom Development Co., Ltd.	147,000	228,542

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	King Chou Marine Technology Co., Ltd.	33,660	$47,082
	King Slide Works Co., Ltd.	19,050	245,022
	King Yuan Electronics Co., Ltd.	637,529	1,124,499
	King’s Town Bank Co., Ltd.	356,000	550,056
*	King’s Town Construction Co., Ltd.	49,348	68,949
	Kinik Co.	33,000	85,300
#*	Kinko Optical Co., Ltd.	43,000	59,904
	Kinpo Electronics	449,028	286,984
	Kinsus Interconnect Technology Corp.	118,009	442,951
	KMC Kuei Meng International, Inc.	22,761	187,028
#	KNH Enterprise Co., Ltd.	45,000	55,209
#	KS Terminals, Inc.	45,760	122,934
	Kung Long Batteries Industrial Co., Ltd.	33,000	177,495
#*	Kung Sing Engineering Corp.	231,277	96,486
	Kuo Toong International Co., Ltd.	45,625	51,006
	Kuoyang Construction Co., Ltd.	90,366	112,983
*	Kwong Fong Industries Corp.	50,442	22,546
	Kwong Lung Enterprise Co., Ltd.	41,000	62,406
	KYE Systems Corp.	80,426	42,436
	L&K Engineering Co., Ltd.	54,000	65,320
	La Kaffa International Co., Ltd.	7,000	31,531
*	LAN FA Textile	149,277	62,333
	Land Mark Optoelectronics Corp.	21,000	184,574
	Lanner Electronics, Inc.	35,813	84,781
#	Largan Precision Co., Ltd.	20,306	2,246,416
	Laser Tek Taiwan Co., Ltd.	40,000	49,278
#	Leader Electronics, Inc.	67,602	47,792
#*	Lealea Enterprise Co., Ltd.	250,981	135,971
	Ledlink Optics, Inc.	15,467	18,720
	LEE CHI Enterprises Co., Ltd.	103,000	112,835
	Lelon Electronics Corp.	32,694	81,511
	Lemtech Holdings Co., Ltd.	8,798	68,260
*	Leofoo Development Co., Ltd.	23,254	17,211
	Li Cheng Enterprise Co., Ltd.	38,337	38,091
*	Li Peng Enterprise Co., Ltd.	158,806	80,105
	Lian HWA Food Corp.	23,562	49,962
	Lida Holdings, Ltd.	31,320	38,892
	Lien Hwa Industrial Holdings Corp.	180,577	317,865
	Lifestyle Global Enterprise, Inc.	8,000	14,815
*	Lingsen Precision Industries, Ltd.	128,000	85,882
#	Lintes Technology Co., Ltd.	7,000	29,028
	Lite-On Technology Corp.	675,395	1,530,589
*	Long Bon International Co., Ltd.	61,180	42,541
	Long Da Construction & Development Corp.	54,000	47,016
#	Longchen Paper & Packaging Co., Ltd.	364,908	379,909
	Longwell Co.	18,000	47,354
	Lotes Co., Ltd.	32,509	627,921
	Lu Hai Holding Corp.	21,827	40,426
	Lumax International Corp., Ltd.	43,492	114,734
	Lung Yen Life Service Corp.	51,000	94,915
	M31 Technology Corp.	5,000	73,777
	Macauto Industrial Co., Ltd.	14,000	47,483
	Machvision, Inc.	17,676	178,164
	Macroblock, Inc.	15,367	63,904
	Macronix International Co., Ltd.	605,201	982,653
	Makalot Industrial Co., Ltd.	79,605	697,658
#	Marketech International Corp.	31,000	130,658
#	Materials Analysis Technology, Inc.	23,160	115,831
	Mayer Steel Pipe Corp.	29,259	29,746

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Mechema Chemicals International Corp.	10,000	$25,136
	MediaTek, Inc.	177,360	7,435,386
	Mega Financial Holding Co., Ltd.	1,646,669	1,921,917
#	Meiloon Industrial Co.	35,650	51,321
	Mercuries & Associates Holding, Ltd.	216,720	182,179
*	Mercuries Life Insurance Co., Ltd.	539,106	198,371
#	Merida Industry Co., Ltd.	42,735	508,373
	Merry Electronics Co., Ltd.	55,000	247,757
*	Microbio Co., Ltd.	24,492	56,677
	Micro-Star International Co., Ltd.	211,233	1,383,584
	Mildef Crete, Inc.	18,000	37,811
*	MIN AIK Technology Co., Ltd.	83,200	100,578
	Mirle Automation Corp.	68,805	120,402
#	Mitac Holdings Corp.	325,125	353,896
	Mobiletron Electronics Co., Ltd.	35,440	76,290
#	momo.com, Inc.	7,000	256,145
	MOSA Industrial Corp.	49,000	87,182
#	MPI Corp.	19,000	91,910
	Nak Sealing Technologies Corp.	21,000	76,625
	Namchow Holdings Co., Ltd.	91,000	189,142
#	Nan Kang Rubber Tire Co., Ltd.	136,139	211,068
#	Nan Liu Enterprise Co., Ltd.	18,000	109,210
	Nan Pao Resins Chemical Co., Ltd.	4,000	22,950
	Nan Ren Lake Leisure Amusement Co., Ltd.	52,000	25,231
	Nan Ya Plastics Corp.	516,674	1,623,635
#	Nan Ya Printed Circuit Board Corp.	55,072	623,428
	Nang Kuang Pharmaceutical Co., Ltd.	21,000	29,867
#	Nantex Industry Co., Ltd.	99,964	489,477
	Nanya Technology Corp.	263,000	851,672
	National Petroleum Co., Ltd.	37,000	65,789
	Netronix, Inc.	30,000	62,881
	New Best Wire Industrial Co., Ltd.	27,600	29,714
	New Era Electronics Co., Ltd.	33,000	38,649
	Nexcom International Co., Ltd.	44,000	41,543
	Nichidenbo Corp.	63,193	137,668
	Nidec Chaun-Choung Technology Corp.	7,000	54,465
*	Nien Hsing Textile Co., Ltd.	78,110	59,457
	Nien Made Enterprise Co., Ltd.	51,000	822,651
	Nishoku Technology, Inc.	18,400	94,520
	Nova Technology Corp.	5,000	25,446
	Novatek Microelectronics Corp.	121,000	2,669,592
#	Nuvoton Technology Corp.	34,794	85,456
	O-Bank Co., Ltd.	490,362	132,655
*	Ocean Plastics Co., Ltd.	66,000	96,642
	OK Biotech Co., Ltd.	46,000	43,719
*	Oneness Biotech Co., Ltd.	33,000	276,431
*	OptoTech Corp.	179,043	180,187
#	Orient Semiconductor Electronics, Ltd.	233,310	152,240
	Oriental Union Chemical Corp.	250,821	210,684
	O-TA Precision Industry Co., Ltd.	26,935	123,012
*	Pacific Construction Co.	143,000	59,378
	Pacific Hospital Supply Co., Ltd.	23,094	60,891
	Paiho Shih Holdings Corp.	45,675	79,407
#	Pan Jit International, Inc.	99,300	208,279
#	Pan-International Industrial Corp.	259,514	373,617
	Panion & BF Biotech, Inc.	21,000	57,687
	Parade Technologies, Ltd.	20,400	1,000,273
*	Paragon Technologies Co., Ltd.	30,762	33,339
	PChome Online, Inc.	29,000	87,380

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	PCL Technologies, Inc.	16,088	$64,875
	P-Duke Technology Co., Ltd.	22,270	59,662
#	Pegatron Corp.	498,037	1,304,182
	Pegavision Corp.	10,000	162,554
	PharmaEngine, Inc.	9,000	23,132
*	Pharmally International Holding Co., Ltd.	27,096	20,589
#*	Phihong Technology Co., Ltd.	49,810	75,770
	Phison Electronics Corp.	42,000	898,959
	Phoenix Silicon International Corp.	23,000	42,248
	Phoenix Tours International, Inc.	16,916	23,013
	Pixart Imaging, Inc.	41,030	287,895
	Planet Technology Corp.	16,000	37,776
	Plastron Precision Co., Ltd.	59,628	33,919
	Plotech Co., Ltd.	29,000	35,482
#	Polytronics Technology Corp.	28,269	128,125
	Posiflex Technology, Inc.	11,346	31,733
	Pou Chen Corp.	598,144	759,522
	Power Wind Health Industry, Inc.	15,840	91,358
	Powertech Technology, Inc.	282,400	1,119,553
	Poya International Co., Ltd.	22,873	498,150
	President Chain Store Corp.	156,000	1,507,758
	President Securities Corp.	320,070	341,712
	Primax Electronics, Ltd.	133,000	287,783
	Prince Housing & Development Corp.	455,087	205,005
*	Princeton Technology Corp.	46,000	57,587
	Pro Hawk Corp.	5,000	36,268
	Promate Electronic Co., Ltd.	75,000	110,969
#	Prosperity Dielectrics Co., Ltd.	40,032	104,027
	Qisda Corp.	660,439	856,790
	QST International Corp.	21,000	61,604
	Qualipoly Chemical Corp.	52,198	71,292
	Quang Viet Enterprise Co., Ltd.	20,000	93,665
	Quanta Computer, Inc.	580,715	2,032,503
	Quanta Storage, Inc.	91,000	175,464
#*	Quintain Steel Co., Ltd.	99,306	81,749
	Radiant Opto-Electronics Corp.	142,144	651,314
	Radium Life Tech Co., Ltd.	236,537	110,548
	Rafael Microelectronics, Inc.	10,000	54,718
	Realtek Semiconductor Corp.	91,268	1,721,757
	Rechi Precision Co., Ltd.	173,173	153,332
	Reward Wool Industry Corp.	51,000	40,645
	Rexon Industrial Corp., Ltd.	35,000	117,333
	Rich Development Co., Ltd.	285,254	115,526
#	RichWave Technology Corp.	18,100	348,095
*	Ritek Corp.	325,288	144,983
	Rodex Fasteners Corp.	25,000	31,155
*	Roo Hsing Co., Ltd.	200,000	79,523
	Ruentex Development Co., Ltd.	309,366	586,678
	Ruentex Industries, Ltd.	137,941	419,205
	Sakura Development Co., Ltd.	20,000	23,241
	Sampo Corp.	151,200	169,124
	San Fang Chemical Industry Co., Ltd.	76,992	64,696
	San Far Property, Ltd.	114,522	68,206
	San Shing Fastech Corp.	44,479	101,373
	Sanitar Co., Ltd.	24,000	33,641
	Sanyang Motor Co., Ltd.	215,684	249,662
*	Savior Lifetec Corp.	25,000	27,291
#	SCI Pharmtech, Inc.	20,000	64,746
	Scientech Corp.	18,000	45,470

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ScinoPharm Taiwan, Ltd.	55,000	$56,335
	SDI Corp.	66,000	209,669
	Senao International Co., Ltd.	29,000	37,156
	Senao Networks, Inc.	9,000	35,034
	Sercomm Corp.	83,000	219,421
	Sesoda Corp.	75,519	77,444
	Shanghai Commercial & Savings Bank, Ltd. (The)	466,000	722,353
	Shan-Loong Transportation Co., Ltd.	48,000	63,418
*	Sharehope Medicine Co., Ltd.	33,512	38,982
	Sheng Yu Steel Co., Ltd.	53,000	69,274
	ShenMao Technology, Inc.	35,435	62,049
	Shih Her Technologies, Inc.	20,000	40,604
	Shihlin Electric & Engineering Corp.	117,000	216,394
	Shin Foong Specialty & Applied Materials Co., Ltd.	3,000	32,978
#	Shin Kong Financial Holding Co., Ltd.	2,294,996	827,206
	Shin Ruenn Development Co., Ltd.	18,000	18,505
	Shin Zu Shing Co., Ltd.	75,630	324,994
*	Shinih Enterprise Co., Ltd.	17,000	12,543
*	Shining Building Business Co., Ltd.	157,397	86,170
	Shinkong Insurance Co., Ltd.	124,000	184,527
	Shinkong Synthetic Fibers Corp.	495,191	428,300
	Shinkong Textile Co., Ltd.	53,800	82,095
	Shiny Chemical Industrial Co., Ltd.	33,734	144,380
	ShunSin Technology Holding, Ltd.	13,000	51,334
*	Shuttle, Inc.	167,000	85,003
	Sigurd Microelectronics Corp.	224,538	437,156
	Silergy Corp.	7,000	719,463
	Silicon Integrated Systems Corp.	190,179	169,502
	Silicon Optronics, Inc.	5,000	23,702
	Simplo Technology Co., Ltd.	59,400	790,952
	Sinbon Electronics Co., Ltd.	72,917	675,582
	Sincere Navigation Corp.	137,240	159,719
#	Singatron Enterprise Co., Ltd.	21,000	23,172
	Single Well Industrial Corp.	17,000	17,536
	Sinher Technology, Inc.	29,000	59,996
	Sinmag Equipment Corp.	11,979	46,886
	Sino American Electronic Co., Ltd.	18,634	0
#	Sino-American Silicon Products, Inc.	197,000	1,369,794
	Sinon Corp.	181,000	144,977
	SinoPac Financial Holdings Co., Ltd.	2,106,222	999,410
	Sinyi Realty, Inc.	93,549	112,373
	Sirtec International Co., Ltd.	18,600	21,136
	Sitronix Technology Corp.	47,434	528,708
	Siward Crystal Technology Co., Ltd.	42,000	46,191
	Softstar Entertainment, Inc.	5,000	12,254
	Soft-World International Corp.	25,000	105,472
#	Solar Applied Materials Technology Co.	188,339	373,820
	Solomon Technology Corp.	71,000	50,250
	Solteam, Inc.	13,300	35,735
#	Sonix Technology Co., Ltd.	58,000	225,985
	Southeast Cement Co., Ltd.	115,000	73,939
#	Speed Tech Corp.	45,000	126,447
	Spirox Corp.	21,000	24,323
	Sporton International, Inc.	20,892	191,666
	St Shine Optical Co., Ltd.	21,000	240,918
	Standard Chemical & Pharmaceutical Co., Ltd.	30,000	42,966
	Standard Foods Corp.	166,642	338,562
	Stark Technology, Inc.	30,200	77,354
	Sun Race Sturmey-Archer, Inc.	25,000	46,978

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Sun Yad Construction Co., Ltd.	50,000	$22,580
	Sunjuice Holdings Co., Ltd.	7,000	115,766
	Sunko INK Co., Ltd.	44,200	19,359
	SunMax Biotechnology Co., Ltd.	9,000	26,456
	Sunny Friend Environmental Technology Co., Ltd.	32,000	262,504
#	Sunonwealth Electric Machine Industry Co., Ltd.	78,000	147,260
	Sunplus Technology Co., Ltd.	174,000	214,713
	Sunrex Technology Corp.	30,631	69,091
	Sunspring Metal Corp.	31,000	37,794
#	Supreme Electronics Co., Ltd.	134,608	202,366
	Sweeten Real Estate Development Co., Ltd.	88,642	79,837
	Symtek Automation Asia Co., Ltd.	13,421	53,596
	Syncmold Enterprise Corp.	51,000	163,739
	Synnex Technology International Corp.	472,967	939,325
	Systex Corp.	53,000	173,574
	T3EX Global Holdings Corp.	28,772	74,528
	TA Chen Stainless Pipe	432,524	738,122
*	Ta Ching Securities Co., Ltd.	32,000	27,336
	Ta Liang Technology Co., Ltd.	19,000	47,682
	Ta Ya Electric Wire & Cable	219,820	270,584
	Ta Yih Industrial Co., Ltd.	16,000	30,439
	Tah Hsin Industrial Corp.	33,600	90,787
	TA-I Technology Co., Ltd.	30,936	84,692
*	Tai Tung Communication Co., Ltd.	25,227	19,626
	Taichung Commercial Bank Co., Ltd.	1,454,076	621,541
	TaiDoc Technology Corp.	25,458	155,716
	Taiflex Scientific Co., Ltd.	74,540	154,157
	Taimide Tech, Inc.	35,117	70,635
	Tainan Enterprises Co., Ltd.	43,000	30,208
#	Tainan Spinning Co., Ltd.	489,568	495,656
	Tai-Saw Technology Co., Ltd.	13,000	12,322
	Taishin Financial Holding Co., Ltd.	2,170,297	1,094,102
	Taisun Enterprise Co., Ltd.	43,000	50,616
#	Taita Chemical Co., Ltd.	113,464	200,192
	Taiwan Business Bank	1,440,870	525,288
	Taiwan Cement Corp.	1,248,303	2,323,256
	Taiwan Chelic Corp., Ltd.	7,000	13,706
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	39,242	75,053
	Taiwan Cogeneration Corp.	80,077	114,316
	Taiwan Cooperative Financial Holding Co., Ltd.	1,303,182	996,576
#	Taiwan Fertilizer Co., Ltd.	301,000	655,779
	Taiwan Fire & Marine Insurance Co., Ltd.	91,520	77,472
	Taiwan FU Hsing Industrial Co., Ltd.	63,000	108,197
#*	Taiwan Glass Industry Corp.	359,442	433,935
	Taiwan High Speed Rail Corp.	515,000	578,822
	Taiwan Hon Chuan Enterprise Co., Ltd.	128,455	361,031
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	72,000	75,383
*	Taiwan IC Packaging Corp.	18,000	15,414
	Taiwan Kolin Co., Ltd.	292,000	0
*	Taiwan Land Development Corp.	335,217	83,344
	Taiwan Line Tek Electronic	27,000	30,512
	Taiwan Mask Corp.	35,000	103,083
	Taiwan Mobile Co., Ltd.	328,800	1,176,200
	Taiwan Navigation Co., Ltd.	55,000	83,037
	Taiwan Paiho, Ltd.	88,068	304,047
#	Taiwan PCB Techvest Co., Ltd.	158,733	295,946
	Taiwan Sakura Corp.	73,600	168,610
	Taiwan Sanyo Electric Co., Ltd.	32,800	43,078
	Taiwan Secom Co., Ltd.	108,795	371,340

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Co., Ltd.	98,000	$195,534
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	370,400	43,240,496
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,883,214	39,659,747
	Taiwan Shin Kong Security Co., Ltd.	111,251	154,334
	Taiwan Styrene Monomer	218,164	170,830
#	Taiwan Surface Mounting Technology Corp.	94,845	392,594
	Taiwan Taxi Co., Ltd.	21,000	65,001
*	Taiwan TEA Corp.	231,648	196,521
	Taiwan Union Technology Corp.	84,000	353,282
	Taiyen Biotech Co., Ltd.	51,712	63,390
#*	Tatung Co., Ltd.	808,688	779,125
	TCI Co., Ltd.	47,153	406,387
	Te Chang Construction Co., Ltd.	37,247	43,343
#	Team Group, Inc.	13,000	31,655
#	Teco Electric and Machinery Co., Ltd.	411,000	511,840
	Tehmag Foods Corp.	9,700	106,878
	Tera Autotech Corp.	22,701	19,523
	Test Research, Inc.	58,571	135,616
	Test-Rite International Co., Ltd.	102,568	96,003
#*	Tex-Ray Industrial Co., Ltd.	27,000	21,113
#	Thermaltake Technology Co., Ltd.	11,000	29,215
	Thinking Electronic Industrial Co., Ltd.	28,000	183,147
	Thye Ming Industrial Co., Ltd.	57,125	64,727
*	Ton Yi Industrial Corp.	494,300	272,411
	Tong Hsing Electronic Industries, Ltd.	13,882	95,143
	Tong Yang Industry Co., Ltd.	201,640	274,656
	Tong-Tai Machine & Tool Co., Ltd.	101,711	68,271
	Top Union Electronics Corp.	42,000	32,669
	Topco Scientific Co., Ltd.	59,249	288,626
	Topco Technologies Corp.	19,122	54,004
	Topkey Corp.	23,000	143,886
	Topoint Technology Co., Ltd.	73,386	107,745
	Toung Loong Textile Manufacturing	43,000	66,451
*	TPK Holding Co., Ltd.	147,000	285,529
	Trade-Van Information Services Co.	17,000	30,641
	Transcend Information, Inc.	73,890	212,675
	Tripod Technology Corp.	131,170	651,466
*	TrueLight Corp.	12,000	15,480
	Tsang Yow Industrial Co., Ltd.	30,000	32,367
	Tsann Kuen Enterprise Co., Ltd.	50,000	48,882
	TSC Auto ID Technology Co., Ltd.	15,070	119,949
	TSRC Corp.	187,452	240,968
	Ttet Union Corp.	19,000	120,586
	TTFB Co., Ltd.	5,000	44,890
	TTY Biopharm Co., Ltd.	80,000	204,227
	Tung Ho Steel Enterprise Corp.	397,654	842,447
	TURVO International Co., Ltd.	15,843	66,312
	TXC Corp.	103,204	468,108
	TYC Brother Industrial Co., Ltd.	118,091	104,507
*	Tycoons Group Enterprise	144,385	76,449
	Tyntek Corp.	67,922	70,571
	UDE Corp.	37,000	43,745
#	Ultra Chip, Inc.	27,675	68,918
	U-Ming Marine Transport Corp.	160,000	402,787
	Unimicron Technology Corp.	386,312	1,577,644
#	Union Bank Of Taiwan	659,813	283,227
	Uni-President Enterprises Corp.	1,356,577	3,633,532
	Unitech Computer Co., Ltd.	50,000	51,713
#	Unitech Printed Circuit Board Corp.	225,498	173,433

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	United Integrated Services Co., Ltd.	72,400	$629,780
	United Microelectronics Corp., Sponsored ADR	9,064	89,915
	United Microelectronics Corp.	1,729,081	3,448,668
	United Orthopedic Corp.	36,141	46,476
	United Radiant Technology	48,000	34,633
*	United Renewable Energy Co., Ltd.	577,848	295,343
	Unity Opto Technology Co., Ltd.	275,593	7,622
	Universal Microwave Technology, Inc.	13,102	34,301
	Universal Vision Biotechnology Co., Ltd.	10,000	110,229
*	Unizyx Holding Corp.	90,118	123,253
	UPC Technology Corp.	306,532	331,272
	Userjoy Technology Co., Ltd.	9,890	31,832
	USI Corp.	334,332	493,624
*	Usun Technology Co., Ltd.	21,700	31,856
#	U-Tech Media Corp.	70,000	44,165
	Utechzone Co., Ltd.	23,000	53,961
	Vanguard International Semiconductor Corp.	254,000	1,074,566
	Ve Wong Corp.	43,000	56,201
	VHQ Media Holdings, Ltd.	9,000	11,837
*	Victory New Materials, Ltd. Co.	44,255	19,702
	Visual Photonics Epitaxy Co., Ltd.	53,757	224,504
	Vivotek, Inc.	10,352	30,641
	Voltronic Power Technology Corp.	17,017	773,426
#	Wafer Works Corp.	178,000	366,414
#	Waffer Technology Corp.	56,000	43,768
	Wah Hong Industrial Corp.	43,694	62,236
	Wah Lee Industrial Corp.	74,000	217,917
	Walsin Lihwa Corp.	640,000	696,230
	Walsin Technology Corp.	101,345	870,170
#*	Walton Advanced Engineering, Inc.	178,000	117,917
	Wan Hai Lines, Ltd.	200,000	675,584
	WAN HWA Enterprise Co.	12,813	6,134
*	Ways Technical Corp., Ltd.	26,000	25,716
	Wei Chuan Foods Corp.	118,000	103,725
	Wei Mon Industry Co., Ltd.	72,277	0
	Weikeng Industrial Co., Ltd.	165,725	145,090
	Well Shin Technology Co., Ltd.	46,160	89,725
#*	Wha Yu Industrial Co., Ltd.	28,000	23,567
#	Win Semiconductors Corp.	109,141	1,423,706
	Winbond Electronics Corp.	930,474	1,175,370
	Winmate, Inc.	10,000	28,520
	Winstek Semiconductor Co., Ltd.	23,000	27,173
	Wintek Corp.	461,871	5,673
#	Wisdom Marine Lines Co., Ltd.	144,501	365,902
	Wistron Corp.	1,153,017	1,342,599
	Wistron Information Technology & Services Corp.	10,000	36,698
	Wistron NeWeb Corp.	135,102	358,830
#	Wiwynn Corp.	26,000	845,616
	Wonderful Hi-Tech Co., Ltd.	30,000	31,142
	Wowprime Corp.	43,000	286,653
	WPG Holdings, Ltd.	630,779	1,160,093
	WT Microelectronics Co., Ltd.	148,089	290,533
	WUS Printed Circuit Co., Ltd.	80,712	99,819
	XAC Automation Corp.	24,000	25,953
#*	XinTec, Inc.	41,000	226,450
	X-Legend Entertainment Co., Ltd.	8,000	21,979
	Xxentria Technology Materials Corp.	60,211	150,831
	Yageo Corp.	68,317	1,315,771
*	Yang Ming Marine Transport Corp.	381,000	1,075,972

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	YC INOX Co., Ltd.	117,767	$128,779
	YCC Parts Manufacturing Co., Ltd.	23,000	33,533
*	Yea Shin International Development Co., Ltd.	67,708	59,456
	Yem Chio Co., Ltd.	201,123	136,835
	Yeong Guan Energy Technology Group Co., Ltd.	35,669	108,623
	YFC-Boneagle Electric Co., Ltd.	40,000	41,354
	YFY, Inc.	644,891	876,441
	Yi Jinn Industrial Co., Ltd.	81,100	56,503
#*	Yieh Phui Enterprise Co., Ltd.	425,268	329,702
	Yonyu Plastics Co., Ltd.	39,000	50,098
#	Young Fast Optoelectronics Co., Ltd.	50,298	75,214
	Youngtek Electronics Corp.	33,257	105,313
	Yuan High-Tech Development Co., Ltd.	7,000	47,621
	Yuanta Financial Holding Co., Ltd.	3,006,813	2,788,906
	Yuanta Futures Co., Ltd.	34,968	65,691
	Yuen Chang Stainless Steel Co., Ltd.	55,000	50,480
	Yulon Finance Corp.	90,640	443,419
*	Yulon Motor Co., Ltd.	221,914	360,430
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	23,362	61,927
	Yungshin Construction & Development Co., Ltd.	30,000	53,893
	YungShin Global Holding Corp.	75,000	120,215
	Yungtay Engineering Co., Ltd.	6,000	13,891
	Zeng Hsing Industrial Co., Ltd.	19,837	126,672
	Zenitron Corp.	79,000	83,776
	Zero One Technology Co., Ltd.	28,000	48,962
#	Zhen Ding Technology Holding, Ltd.	218,000	822,872
*	Zig Sheng Industrial Co., Ltd.	120,231	73,658
#	ZillTek Technology Corp.	10,000	110,791
#*	Zinwell Corp.	147,010	133,658
	Zippy Technology Corp.	54,000	75,830
	ZongTai Real Estate Development Co., Ltd.	27,545	40,071

TOTAL TAIWAN			336,465,277

THAILAND — (2.1%)
	AAPICO Hitech PCL	92,532	70,727
	Advanced Info Service PCL	185,800	1,020,371
	Advanced Information Technology PCL, Class F	102,000	68,792
	AEON Thana Sinsap Thailand PCL	39,400	280,909
	After You PCL	87,400	29,473
	Airports of Thailand PCL	548,200	1,091,558
	AJ Plast PCL	60,300	45,703
	Allianz Ayudhya Capital PCL	16,500	18,149
	Amata Corp. PCL	213,100	118,398
	Ananda Development PCL	523,400	37,317
	AP Thailand PCL	925,202	255,536
*	Asia Aviation PCL	1,099,800	89,008
	Asia Plus Group Holdings PCL	1,413,700	157,090
	Asia Sermkij Leasing PCL	94,400	86,404
	Asian Insulators PCL	596,620	60,548
	Bangchak Corp. PCL	388,000	320,867
*	Bangkok Airways PCL	376,400	88,849
*	Bangkok Aviation Fuel Services PCL	103,050	85,220
	Bangkok Bank PCL	15,800	61,652
	Bangkok Bank PCL	69,300	270,412
	Bangkok Expressway & Metro PCL	1,635,135	420,107
	Bangkok Insurance PCL	18,180	157,643
	Bangkok Land PCL	4,424,000	153,446
*	Bangkok Life Assurance PCL	198,540	159,406
*	Bangkok Ranch PCL	394,200	36,967

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	BCPG PCL	207,500	$94,629
*	BEC World PCL	394,700	129,296
	Berli Jucker PCL	400,000	456,042
*	Better World Green PCL	1,839,200	44,891
	BG Container Glass PCL	130,800	40,957
	Brooker Group PCL (The)	512,300	10,365
	BTS Group Holdings PCL	1,216,100	353,455
	Cal-Comp Electronics Thailand PCL, Class F	1,798,056	189,406
	Carabao Group PCL, Class F	47,000	169,811
	Central Pattana PCL	399,500	670,377
*	Central Plaza Hotel PCL	203,300	207,299
	Central Retail Corp. PCL	284,966	320,316
*	CH Karnchang PCL	448,372	241,916
	Charoen Pokphand Foods PCL	1,196,593	1,114,450
	Chayo Group PCL	154,100	76,215
	CIMB Thai Bank PCL	332,100	9,492
	Com7 PCL, Class F	164,100	388,675
	Communication & System Solution PCL	227,000	16,330
	Country Group Development PCL	1,894,000	48,053
*	Country Group Holdings PCL	407,500	15,574
*	CP ALL PCL	889,200	1,784,825
	Delta Electronics Thailand PCL	34,500	392,228
*	Demco PCL	129,500	17,717
	Dhipaya Insurance PCL	214,400	199,682
	Diamond Building Products PCL	152,800	34,842
	Do Day Dream PCL	38,200	26,990
	DOD Biotech PCL	23,300	10,850
	Dohome PCL	150,333	124,322
	Dynasty Ceramic PCL	1,772,400	179,873
	Eastern Polymer Group PCL, Class F	261,800	100,894
	Eastern Power Group PCL	147,400	27,930
	Eastern Water Resources Development and Management PCL, Class F	243,900	80,680
*	Ekachai Medical Care PCL	76,900	15,930
	Energy Absolute PCL	233,800	458,026
*	Erawan Group PCL (The)	613,400	91,013
	Exotic Food PCL, Class F	169,500	81,110
	Forth Corp. PCL	171,500	38,555
	Forth Smart Service PCL	184,100	48,778
	GFPT PCL	230,300	85,057
	Global Green Chemicals PCL, Class F	109,500	39,738
*	Group Lease PCL	135,800	2,835
	Gulf Energy Development PCL	480,900	532,832
	Gunkul Engineering PCL	1,667,400	224,908
	Haad Thip PCL	36,800	46,388
	Hana Microelectronics PCL	142,301	253,640
	Home Product Center PCL	1,136,127	514,473
*	ICC International PCL	27,800	28,905
	Ichitan Group PCL	172,600	74,833
	Indorama Ventures PCL	366,500	564,978
*	Interlink Communication PCL	87,450	17,272
	Intouch Holdings PCL, Class F	173,100	354,400
	IRPC PCL	2,498,800	332,237
	Jasmine International PCL	1,948,100	181,437
	JKN Global Media PCL	168,700	57,972
	JMT Network Services PCL, Class F	111,600	161,285
	Jubilee Enterprise PCL	20,400	17,853
	Kang Yong Electric PCL	300	4,047
	Karmarts PCL	291,400	39,680
	Kasikornbank PCL	102,700	438,670

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL	147,400	$624,867
	KCE Electronics PCL	226,500	423,721
	KGI Securities Thailand PCL	674,600	111,576
*	Khon Kaen Sugar Industry PCL	682,204	89,390
	Kiatnakin Phatra Bank PCL	106,800	199,794
	Krung Thai Bank PCL	498,950	181,072
	Krungthai Card PCL	153,700	376,383
	Lalin Property PCL	98,300	32,517
	Lam Soon Thailand PCL	132,400	23,812
	Land & Houses PCL	1,512,300	420,117
	Land & Houses PCL	518,520	144,045
	LH Financial Group PCL	1,945,100	74,962
*	Loxley PCL	748,370	52,876
	LPN Development PCL	545,600	88,488
	MBK PCL	443,560	196,584
	MC Group PCL	67,300	24,207
	MCS Steel PCL	184,500	84,732
	MDX PCL	63,700	10,331
	Mega Lifesciences PCL	150,500	167,961
	Millcon Steel PCL	547,600	32,711
*	Minor International PCL	433,971	418,117
	MK Restaurants Group PCL	101,900	166,902
*	Mono Next P.C.L., Class F	450,800	28,811
	Muangthai Capital PCL	165,600	340,374
	Namyong Terminal PCL	417,600	61,693
*	Nava Nakorn PCL	278,000	24,642
*	Nawarat Patanakarn PCL	509,200	12,919
	Netbay PCL	57,700	57,445
	Noble Development PCL	210,300	60,785
*	Nusasiri PCL	500,000	7,226
	Origin Property PCL, Class F	513,950	151,854
	Osotspa PCL	184,700	212,060
	PCS Machine Group Holding PCL	188,600	31,496
	Plan B Media PCL, Class F	701,600	139,700
*	Platinum Group PCL (The), Class F	248,500	24,102
	Polyplex Thailand PCL	187,100	169,749
	Power Solution Technologies PCL, Class F	943,200	57,554
*	Precious Shipping PCL	159,050	93,476
	Premier Marketing PCL	152,600	42,637
	Prima Marine PCL	337,700	83,510
	Property Perfect PCL	2,760,900	46,994
	Pruksa Holding PCL	371,100	152,552
	PTG Energy PCL	391,800	252,916
	PTT Global Chemical PCL	337,556	734,465
	Pylon PCL	216,200	29,995
	Quality Houses PCL	2,594,613	198,320
*	Raimon Land PCL	1,149,900	31,760
	Rajthanee Hospital PCL	76,600	77,492
	Ratchthani Leasing PCL	1,018,543	143,275
	Regional Container Lines PCL	251,100	300,393
	Rojana Industrial Park PCL	398,232	94,642
	RS PCL	154,800	124,287
	S 11 Group PCL	82,400	19,583
	Sabina PCL	66,500	45,704
	Saha Pathana Inter-Holding PCL	18,700	36,484
	Sahakol Equipment PCL	579,600	39,834
	Sahamitr Pressure Container PCL	114,700	40,520
*	Samart Corp. PCL	156,000	52,605
	Samart Telcoms PCL	184,800	44,216

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sansiri PCL	5,059,133	$168,976
	Sappe PCL	33,600	28,326
	SC Asset Corp. PCL	1,139,696	114,198
	SEAFCO PCL	369,980	56,797
	Sena Development PCL	429,450	63,443
	Sermsang Power Corp. Co., Ltd.	198,800	92,576
*	Seven Utilities and Power P.L.C.	1,436,500	41,521
	Siam Cement PCL (The)	108,300	1,606,892
	Siam City Cement PCL	32,843	191,441
	Siam Commercial Bank PCL (The)	153,400	517,286
	Siam Future Development PCL	471,540	95,406
	Siam Global House PCL	481,678	346,514
	Siamgas & Petrochemicals PCL	426,100	156,003
	Singer Thailand PCL	143,900	194,100
	Singha Estate PCL	1,017,100	68,596
	Sino-Thai Engineering & Construction PCL	417,500	194,420
	SiS Distribution Thailand PCL	27,900	28,673
	SNC Former PCL	110,400	52,120
	Somboon Advance Technology PCL	197,550	123,082
	SPCG PCL	268,300	164,577
	Sri Trang Agro-Industry PCL	409,300	621,098
	Srisawad Corp. PCL	215,689	576,672
*	Srisawad Finance PCL	93,700	156,480
*	Srithai Superware PCL	403,900	12,453
	Srivichai Vejvivat PCL	100,800	27,517
	Star Petroleum Refining PCL	397,300	119,940
*	Stars Microelectronics Thailand PCL	156,700	27,176
*	STP & I PCL	563,480	72,748
	Supalai PCL	754,125	496,493
*	Super Energy Corp. PCL	6,286,800	191,809
	Susco PCL	413,400	43,282
*	SVI PCL	111,300	18,051
	Synnex Thailand PCL	17,800	16,435
	Syntec Construction PCL	574,800	40,243
	TAC Consumer PCL, Class F	288,600	67,661
	Taokaenoi Food & Marketing PCL, Class F	256,300	77,785
*	Tata Steel Thailand PCL	865,600	57,822
	Thai Oil PCL	260,500	495,692
	Thai President Foods PCL, Class F	4,100	25,611
	Thai Reinsurance PCL	537,500	26,584
	Thai Solar Energy PCL, Class F	373,632	32,878
	Thai Stanley Electric PCL	3,900	22,921
	Thai Stanley Electric PCL, Class F	11,300	66,412
	Thai Union Group PCL, Class F	1,304,732	632,724
	Thai Vegetable Oil PCL	218,100	248,657
	Thai Wah PCL, Class F	179,500	32,571
	Thaicom PCL	322,800	109,889
	Thaifoods Group PCL	485,500	80,299
	Thanachart Capital PCL	96,400	109,906
	Thitikorn PCL	153,300	52,680
	Tipco Asphalt PCL	193,900	125,790
	TIPCO Foods PCL	117,300	36,353
	Tisco Financial Group PCL	82,300	244,488
	TKS Technologies PCL	64,300	21,270
	TMB Bank PCL	5,548,892	208,501
	TMT Steel PCL	189,600	75,505
	TOA Paint Thailand PCL	133,100	147,473
	Total Access Communication PCL	256,000	269,257
	TPC Power Holdings Co., Ltd.	128,300	59,334

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TPI Polene Power PCL	1,073,400	$150,302
	TQM Corp. PCL	42,800	165,633
	True Corp. PCL	5,858,020	617,079
*	TTCL PCL	98,900	18,581
	TTW PCL	494,800	184,333
*	U City PCL, Class F	1,119,200	30,552
	Union Auction PCL	87,100	28,532
*	Unique Engineering & Construction PCL	402,450	85,305
	United Paper PCL	148,400	105,804
	Univanich Palm Oil PCL	84,700	16,729
	Univentures PCL	283,600	36,068
*	Vanachai Group PCL	350,320	91,131
	Vinythai PCL	173,000	215,295
	WHA Corp. PCL	2,293,700	248,983
	WHA Utilities and Power PCL	458,900	70,447
	Workpoint Entertainment PCL	78,060	46,378

TOTAL THAILAND			37,645,580

TURKEY — (0.6%)
#	Akbank T.A.S.	642,440	379,491
	Aksa Akrilik Kimya Sanayii A.S.	86,402	171,257
	Aksigorta A.S.	59,107	54,176
	Alarko Holding A.S.	28,066	32,645
*	Albaraka Turk Katilim Bankasi A.S.	336,049	65,009
*	Alcatel-Lucent Teletas Telekomunikasyon A.S.	4,118	15,223
	Alkim Alkali Kimya A.S.	17,516	36,420
	Anadolu Anonim Turk Sigorta Sirketi	121,131	94,670
	Anadolu Hayat Emeklilik A.S.	43,484	47,401
	Anel Elektrik Proje Taahhut ve Ticaret A.S.	30,154	14,135
	Arcelik A.S.	70,495	292,690
	AvivaSA Emeklilik ve Hayat A.S., Class A	15,566	34,538
	Aygaz A.S.	14,931	24,827
*	Bagfas Bandirma Gubre Fabrikalari A.S.	10,645	28,959
*	Banvit Bandirma Vitaminli Yem Sanayii A.S.	3,253	24,361
*	Bera Holding A.S.	149,346	590,641
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	66,474	67,896
	BIM Birlesik Magazalar A.S.	78,590	616,066
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	11,570	34,565
	Borusan Yatirim ve Pazarlama A.S.	1,351	58,303
	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	98	10,399
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	13,888	42,996
*	Bursa Cimento Fabrikasi A.S.	65,457	28,496
	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	9,897	17,592
	Coca-Cola Icecek A.S.	29,473	280,113
	Deva Holding A.S.	14,907	54,869
#	Dogan Sirketler Grubu Holding A.S.	424,441	151,057
	Eczacibasi Yatirim Holding Ortakligi A.S.	6,780	33,950
	EGE Endustri VE Ticaret A.S.	337	57,741
	EGE Seramik Sanayi ve Ticaret A.S.	7,906	13,914
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	30,287	23,383
	Enerjisa Enerji A.S.	50,735	62,929
	Enka Insaat ve Sanayi A.S.	229,523	217,898
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	2,327	20,618
	Eregli Demir ve Celik Fabrikalari TAS	212,969	488,804
*	Fenerbahce Futbol A.S.	20,253	69,789
	Ford Otomotiv Sanayi A.S.	13,157	279,626
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	1	0
*	Gentas Genel Metal Sanayi ve Ticaret A.S.	25,626	14,458
*	Global Yatirim Holding A.S.	49,586	21,234

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	3,147	$17,630
*	Goodyear Lastikleri TAS	36,437	33,156
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	78,825	70,205
	GSD Holding A.S.	164,327	34,490
*	Gubre Fabrikalari TAS	10,155	74,648
*	Hektas Ticaret TAS	69,245	68,719
#*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S.	158,528	19,247
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	31,636	27,513
#*	Is Finansal Kiralama A.S.	73,999	29,680
*	Ittifak Holding A.S.	91,963	19,913
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	56,910	43,010
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B	25,530	19,449
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	268,187	232,155
	Kartonsan Karton Sanayi ve Ticaret A.S.	10,082	61,895
*	Kerevitas Gida Sanayi ve Ticaret A.S.	55,852	36,283
*	Kordsa Teknik Tekstil A.S.	22,839	61,555
#*	Koza Altin Isletmeleri A.S.	14,464	196,440
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	110,293	183,086
*	Kutahya Porselen Sanayi A.S.	3,037	19,201
	Logo Yazilim Sanayi Ve Ticaret A.S.	6,664	130,287
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,880	25,619
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	67,975	15,544
*	Netas Telekomunikasyon A.S.	11,500	34,331
	Nuh Cimento Sanayi A.S.	29,066	199,064
*	Pegasus Hava Tasimaciligi A.S.	6,605	58,922
#*	Petkim Petrokimya Holding A.S.	551,699	446,724
	Polisan Holding A.S.	30,016	10,842
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	42,716	20,650
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	101,431	183,485
*	Sasa Polyester Sanayi A.S.	54,935	236,924
*	Sekerbank Turk A.S.	475,560	62,907
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	44,819	54,394
*	Sok Marketler Ticaret AS.	62,448	91,275
	Tat Gida Sanayi A.S.	24,980	29,286
#*	TAV Havalimanlari Holding A.S.	95,292	248,116
	Tekfen Holding A.S.	78,424	151,742
*	Teknosa Ic Ve Dis Ticaret A.S.	11,756	9,756
	Tofas Turk Otomobil Fabrikasi A.S.	38,195	137,886
*	Tukas Gida Sanayi ve Ticaret A/S	23,016	20,044
#*	Turcas Petrol A.S.	20,640	8,832
*	Turk Hava Yollari AO	263,331	388,760
	Turk Telekomunikasyon A.S.	149,160	114,667
	Turk Traktor ve Ziraat Makineleri A.S.	4,170	105,339
	Turkcell Iletisim Hizmetleri A.S.	308,360	551,937
#	Turkiye Garanti Bankasi A.S.	649,866	566,459
#*	Turkiye Halk Bankasi A.S.	182,577	94,748
*	Turkiye Petrol Rafinerileri A.S.	11,486	121,770
#	Turkiye Sinai Kalkinma Bankasi A.S.	557,282	85,147
#*	Turkiye Vakiflar Bankasi TAO, Class D	279,062	115,504
#*	Ulker Biskuvi Sanayi A.S.	68,580	182,713
*	Vestel Elektronik Sanayi ve Ticaret A.S.	29,843	103,917
#	Yapi ve Kredi Bankasi A.S.	1,144,352	289,879
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	45,100	91,753
*	Zorlu Enerji Elektrik Uretim A.S.	411,598	99,494

TOTAL TURKEY			10,910,131

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	345,725	$588,849
	Abu Dhabi Islamic Bank PJSC	469,214	615,062
	Agthia Group PJSC	70,769	121,401
*	Air Arabia PJSC	631,668	219,267
*	Ajman Bank PJSC	169,260	32,587
	Aldar Properties PJSC	627,783	598,277
*	Amlak Finance PJSC	254,913	14,879
*	Arabtec Holding PJSC	166,414	9,004
	Aramex PJSC	195,148	207,360
*	DAMAC Properties Dubai Co. PJSC	475,662	154,956
*	Deyaar Development PJSC	579,372	42,024
	Dubai Financial Market PJSC	537,060	154,972
	Dubai Investments PJSC	792,832	331,460
	Dubai Islamic Bank PJSC	262,141	317,131
*	Emaar Development PJSC	217,611	161,621
*	Emaar Malls PJSC	541,968	270,171
	Emaar Properties PJSC	518,889	523,863
	Emirates NBD Bank PJSC	98,016	332,083
	Emirates Telecommunications Group Co. PJSC	247,327	1,425,985
*	Eshraq Investments PJSC	490,258	41,529
	First Abu Dhabi Bank PJSC	344,663	1,333,906
*	Gulf Navigation Holding PJSC	188,362	16,829
	Islamic Arab Insurance Co.	79,402	17,537
*	Manazel Real Estate PJSC	341,472	31,830
	National Central Cooling Co. PJSC	37,546	29,489
*	RAK Properties PJSC	363,174	53,013
	Ras Al Khaimah Ceramics	164,917	85,170
	SHUAA Capital PSC	194,969	33,200

TOTAL UNITED ARAB EMIRATES			7,763,455

UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	46,059	308,227

TOTAL COMMON STOCKS			1,775,249,065

PREFERRED STOCKS — (0.6%)

BRAZIL — (0.5%)
*	Alpargatas SA	22,200	162,371
	Banco ABC Brasil SA	39,525	107,689
	Banco Bradesco SA	116,470	511,374
	Banco do Estado do Rio Grande do Sul SA, Class B	72,473	163,436
	Banco Inter SA	16,200	232,262
	Banco Pan SA	41,052	138,980
	Centrais Eletricas Brasileiras SA, Class B	41,900	285,244
	Centrais Eletricas Santa Catarina	6,750	78,919
	Cia de Saneamento do Parana	468,136	367,128
	Cia de Transmissao de Energia Eletrica Paulista	39,603	196,847
	Cia Energetica de Minas Gerais	238,242	607,002
	Cia Energetica de Sao Paulo, Class B	63,911	297,668
	Cia Energetica do Ceara, Class A	4,882	51,588
	Cia Paranaense de Energia	322,460	371,609
*	Eucatex SA Industria e Comercio	30,700	68,667
	Gerdau SA	185,400	1,133,824
	Grazziotin SA	3,000	18,987
	Itau Unibanco Holding SA	453,500	2,298,369
	Lojas Americanas SA	124,009	476,216
	Marcopolo SA	184,537	88,667
	Randon SA Implementos e Participacoes	72,226	184,951
	Schulz SA	29,200	59,023
	Unipar Carbocloro SA	30,054	429,505
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	123,816	511,716

TOTAL BRAZIL			8,842,042

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (0.1%)
	Coca-Cola Embonor SA, Class B	76,479	$108,682
	Embotelladora Andina SA, Class B	88,133	210,186

TOTAL CHILE			318,868

COLOMBIA — (0.0%)
	Banco Davivienda SA	14,239	111,194
	Grupo Aval Acciones y Valores SA	538,218	158,455
	Grupo de Inversiones Suramericana SA	9,589	43,279

TOTAL COLOMBIA			312,928

PHILIPPINES — (0.0%)
	Cebu Air, Inc.	75,375	70,444

SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	235	9,487

TOTAL PREFERRED STOCKS			9,553,769

RIGHTS/WARRANTS — (0.0%)

INDIA — (0.0%)
*	Sundaram Finance Holdings, Ltd. Rights 06/02/21	2,096	671

INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	313,903	21,242

MALAYSIA — (0.0%)
*	SKP Resources Bhd Warrants 04/25/26	45,120	0
*	Frontken Corp. Bhd Warrants 05/03/26	96,350	0
*	JAKS Resources Bhd Rights 11/18/25	97,440	7,850
*	Scientex BHD Warrants 01/14/26	26,820	8,773

TOTAL MALAYSIA			16,623

SOUTH KOREA — (0.0%)
*	Humax Co., Ltd. Rights 06/08/21	4,004	3,149
*	Korea Line Corp. Rights 06/09/21	14,058	13,207

TOTAL SOUTH KOREA			16,356

TAIWAN — (0.0%)
*	Grand Fortune Securities Co., Ltd. Rights Exp 04/28/21	9,658	2,506
*	Supreme Electronics Co., Ltd. Rights 05/07/21	14,226	5,093
*	Supreme Electronics Co., Ltd. Rights Exp 10/28/20	13,336	0

TOTAL TAIWAN			7,599

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/21/21	47,200	17,432
*	JMT Network Services PCL	0	0
*	MBK P.L.C. Warrants 3/24/22	17,743	6,154
*	Noble W2 Warrants 01/05/22	17,525	563
*	RS PCL Warrants 04/26/22	30,960	0
*	TFG W3 Warrants 04/29/22	48,550	0
*	U City PCL Rights Exp 03/31/21	3,357,600	16,175

TOTAL THAILAND			40,324

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
TURKEY — (0.0%)
* Hektas Ticaret TAS Rights 05/17/21	34,257	$52,221
* Teknosa Ic Ve Dis Ticaret A.S. Rights 05/17/21	11,756	4,530

TOTAL TURKEY		56,751

VIRGIN ISLANDS (BRITISH) — (0.0%)
* Chaarat Gold Holdings, Ltd. Warrants 03/12/22	101,875	0

TOTAL RIGHTS/WARRANTS		159,566

TOTAL INVESTMENT SECURITIES (Cost $1,170,277,689)		1,784,962,400

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	2,905,038	33,611,294

TOTAL INVESTMENTS — (100.0%) (Cost $1,203,886,044)		$1,818,573,694

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$51,119,718	—	—	$51,119,718
Chile	9,750,598	—	—	9,750,598
China	102,794,405	$498,720,286	—	601,514,691
Colombia	2,512,857	—	—	2,512,857
Czech Republic	—	697,955	—	697,955
Egypt	16,055	978,396	—	994,451
Greece	4,786	4,429,142	—	4,433,928
Hong Kong	680,484	318,749	—	999,233
Hungary	—	3,834,215	—	3,834,215
India	5,523,858	164,100,087	—	169,623,945
Indonesia	1,696,344	21,064,274	—	22,760,618
Malaysia	21,484	29,236,457	—	29,257,941
Mexico	34,033,848	343	—	34,034,191
Peru	1,636,511	—	—	1,636,511
Philippines	255,371	13,181,029	—	13,436,400
Poland	—	14,782,647	—	14,782,647
Qatar	—	10,816,216	—	10,816,216
Russia	2,303,699	6,988,345	—	9,292,044
Saudi Arabia	82,119	39,205,316	—	39,287,435
South Africa	7,622,326	67,121,813	—	74,744,139
South Korea	5,013,741	281,612,921	—	286,626,662
Taiwan	46,410,147	290,055,130	—	336,465,277
Thailand	37,642,745	2,835	—	37,645,580
Turkey	62,078	10,848,053	—	10,910,131
United Arab Emirates	—	7,763,455	—	7,763,455
United Kingdom	—	308,227	—	308,227

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$8,842,042	—	—	$8,842,042
Chile	318,868	—	—	318,868
Colombia	312,928	—	—	312,928
Philippines	70,444	—	—	70,444
South Korea	—	$9,487	—	9,487
Rights/Warrants
India	671	—	—	671
Indonesia	—	21,242	—	21,242
Malaysia	—	16,623	—	16,623
South Korea	—	16,356	—	16,356
Taiwan	—	7,599	—	7,599
Thailand	—	40,324	—	40,324
Turkey	—	56,751	—	56,751
Securities Lending Collateral	—	33,611,294	—	33,611,294

TOTAL	$318,728,127	$1,499,845,567	—	$1,818,573,694

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (10.7%)
	Activision Blizzard, Inc.	106,617	$9,722,404
*	Alphabet, Inc., Class A	41,538	97,759,683
*	Alphabet, Inc., Class C	41,510	100,044,081
*	Altice USA, Inc., Class A	21,272	772,386
*	AMC Networks, Inc., Class A	5,281	265,529
*	Angi, Inc.	7,188	115,080
	AT&T, Inc.	865,875	27,197,134
	ATN International, Inc.	1,149	52,371
	Audacy Inc.	15,728	76,124
*	Boingo Wireless, Inc.	5,200	72,592
	Cable One, Inc.	700	1,253,000
*	Cargurus, Inc.	3,438	84,850
*	Cars.com, Inc.	7,636	100,872
#*	Charter Communications, Inc., Class A	19,870	13,381,451
*	Cincinnati Bell, Inc.	4,320	66,658
#	Cinemark Holdings, Inc.	5,500	116,600
	Cogent Communications Holdings, Inc.	7,093	535,592
	Comcast Corp., Class A	630,207	35,386,123
*	comScore, Inc.	3,105	11,457
*	Discovery, Inc., Class A	22,018	829,198
*	Discovery, Inc., Class C	35,613	1,150,656
*	DISH Network Corp., Class A	27,910	1,250,089
	Electronic Arts, Inc.	40,040	5,688,883
	EW Scripps Co. (The), Class A	5,927	128,142
*	Facebook, Inc., Class A	332,377	108,049,115
	Fox Corp., Class A	47,145	1,764,166
	Fox Corp., Class B	23,405	851,474
*	Gannett Co., Inc.	12,726	57,776
	Gray Television, Inc.	4,850	98,552
*	IAC/InterActiveCorp	11,168	2,830,753
*	IDT Corp., Class B	1,800	43,218
	Interpublic Group of Cos., Inc. (The)	50,008	1,587,754
*	Iridium Communications, Inc.	10,799	410,254
	John Wiley & Sons, Inc., Class A	5,192	295,632
*	Liberty Broadband Corp., Class A	3,994	629,734
*	Liberty Broadband Corp., Class C	22,969	3,737,516
*	Liberty Latin America, Ltd., Class A	2,900	40,267
*	Liberty Latin America, Ltd., Class C	19,714	275,010
*	Liberty Media Corp.-Liberty Braves, Class A	1,077	30,145
*	Liberty Media Corp.-Liberty Braves, Class B	20	692
*	Liberty Media Corp.-Liberty Braves, Class C	2,265	62,718
*	Liberty Media Corp.-Liberty Formula One, Class A	2,694	111,585
*	Liberty Media Corp.-Liberty Formula One, Class C	26,428	1,240,530
*	Liberty Media Corp.-Liberty SiriusXM, Class A	11,862	536,044
*	Liberty Media Corp.-Liberty SiriusXM, Class B	200	9,368
*	Liberty Media Corp.-Liberty SiriusXM, Class C	25,318	1,145,133
#*	Lions Gate Entertainment Corp., Class A	7,250	104,907
*	Lions Gate Entertainment Corp., Class B	12,760	160,776
#*	Live Nation Entertainment, Inc.	21,437	1,755,262
	Lumen Technologies, Inc.	108,597	1,393,300
*	Madison Square Garden Entertainment Corp.	2,310	209,309
#*	Marcus Corp. (The)	2,400	47,904
#*	Match Group, Inc.	32,193	5,010,197
*	Meredith Corp.	4,576	142,314

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	MSG Networks, Inc., Class A	5,700	$90,459
	National CineMedia, Inc.	6,419	27,409
*	Netflix, Inc.	60,917	31,279,052
	New York Times Co. (The), Class A	18,633	846,125
	News Corp., Class A	52,850	1,384,406
	News Corp., Class B	16,856	409,769
	Nexstar Media Group, Inc., Class A	4,328	637,990
	Omnicom Group, Inc.	27,235	2,240,351
*	ORBCOMM, Inc.	7,396	84,758
*	Roku, Inc.	9,914	3,400,205
	Saga Communications, Inc., Class A	558	12,572
	Scholastic Corp.	2,600	78,858
	Shenandoah Telecommunications Co.	7,800	368,628
	Sirius XM Holdings, Inc.	159,411	972,407
*	Snap, Inc., Class A	85,099	5,260,820
	Spok Holdings, Inc.	2,839	29,157
#*	Spotify Technology SA	4,959	1,250,263
*	Take-Two Interactive Software, Inc.	15,957	2,798,539
*	TechTarget, Inc.	534	40,958
	TEGNA, Inc.	23,899	479,414
	Telephone and Data Systems, Inc.	11,002	252,826
*	T-Mobile US, Inc.	60,346	7,973,517
*	TripAdvisor, Inc.	11,079	522,153
*	TrueCar, Inc.	4,430	20,378
*	Twitter, Inc.	91,965	5,078,307
*	United States Cellular Corp.	1,000	34,130
	Verizon Communications, Inc.	571,822	33,045,593
#	ViacomCBS, Inc., Class A	5,128	231,786
	ViacomCBS, Inc., Class B	65,462	2,685,251
*	Vonage Holdings Corp.	25,192	341,352
*	Walt Disney Co. (The)	249,816	46,470,772
	World Wrestling Entertainment, Inc., Class A	5,200	286,572
*	Zedge, Inc., Class B	68	904
*	Zillow Group, Inc., Class A	7,369	982,656
#*	Zillow Group, Inc., Class C	18,207	2,369,095
*	Zynga, Inc., Class A	117,300	1,269,186

TOTAL COMMUNICATION SERVICES			581,948,978

CONSUMER DISCRETIONARY — (12.9%)
#*	1-800-Flowers.com, Inc., Class A	3,914	125,150
	Aaron’s Co., Inc. (The)	4,542	140,302
	Abercrombie & Fitch Co., Class A	7,125	267,116
	Acushnet Holdings Corp.	2,786	117,876
*	Adient P.L.C.	11,297	523,503
*	Adtalem Global Education, Inc.	7,146	245,179
	Advance Auto Parts, Inc.	8,938	1,789,030
*	Amazon.com, Inc.	60,985	211,460,609
*	American Axle & Manufacturing Holdings, Inc.	12,936	120,046
	American Eagle Outfitters, Inc.	21,200	732,884
*	American Outdoor Brands, Inc.	1,366	35,311
*	America’s Car-Mart, Inc.	1,100	165,913
*	Aptiv P.L.C.	35,433	5,098,454
	Aramark	27,135	1,054,737
*	Asbury Automotive Group, Inc.	2,900	575,969
*	Autoliv, Inc.	10,143	1,020,994
*	AutoNation, Inc.	6,833	700,246
*	AutoZone, Inc.	3,299	4,830,132
	Bassett Furniture Industries, Inc.	306	10,496
*	BBQ Holdings, Inc.	574	7,577

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Beazer Homes USA, Inc.	779	$17,380
	Bed Bath & Beyond, Inc.	13,843	350,505
	Best Buy Co., Inc.	32,206	3,744,592
	Big Lots, Inc.	5,098	351,456
*	Biglari Holdings, Inc., Class B	7	931
*	BJ’s Restaurants, Inc.	2,198	134,056
*	Bloomin’ Brands, Inc.	3,859	121,944
*	Booking Holdings, Inc.	5,203	12,831,014
*	Boot Barn Holdings, Inc.	3,837	270,662
	BorgWarner, Inc.	24,622	1,196,137
*	Boyd Gaming Corp.	5,900	390,285
*	Bright Horizons Family Solutions, Inc.	8,347	1,208,896
	Brinker International, Inc.	6,176	414,595
	Brunswick Corp.	10,923	1,170,181
	Buckle, Inc. (The)	3,112	130,517
*	Burlington Stores, Inc.	9,600	3,132,768
*	Caesars Entertainment, Inc.	6,704	655,919
	Caleres, Inc.	5,187	120,909
	Callaway Golf Co.	13,384	387,467
*	Capri Holdings, Ltd.	16,100	886,788
*	CarMax, Inc.	23,538	3,136,203
*	Carnival Corp.	59,462	1,662,558
*	CarParts.com, Inc.	6,964	120,338
	Carriage Services, Inc.	2,167	80,569
#*	Carrols Restaurant Group, Inc.	4,167	24,544
	Carter’s, Inc.	5,600	609,224
#*	Carvana Co.	6,608	1,884,998
	Cato Corp. (The), Class A	2,418	32,401
*	Cavco Industries, Inc.	1,157	242,311
*	Century Communities, Inc.	1,616	119,487
	Cheesecake Factory, Inc. (The)	5,150	322,339
#*	Chegg, Inc.	14,531	1,312,585
*	Children’s Place, Inc. (The)	1,918	150,275
*	Chipotle Mexican Grill, Inc.	3,774	5,630,921
	Choice Hotels International, Inc.	5,483	623,965
#	Churchill Downs, Inc.	5,189	1,097,474
*	Chuy’s Holdings, Inc.	2,100	102,606
	Citi Trends, Inc.	1,200	125,520
	Columbia Sportswear Co.	4,094	446,287
*	Conn’s, Inc.	2,501	50,620
»	Contra Zagg, Inc.	171	15
	Cooper Tire & Rubber Co.	6,429	366,389
	Core-Mark Holding Co., Inc.	5,111	217,524
	Cracker Barrel Old Country Store, Inc.	2,416	404,608
*	Crocs, Inc.	9,700	971,164
	Culp, Inc.	1,492	21,112
	Dana, Inc.	16,502	417,501
	Darden Restaurants, Inc.	15,362	2,253,913
*	Deckers Outdoor Corp.	4,300	1,454,260
*	Denny’s Corp.	8,766	166,028
	Designer Brands, Inc., Class A	3,616	64,003
#	Dick’s Sporting Goods, Inc.	7,900	652,382
	Dillard’s, Inc., Class A	1,953	193,171
	Dollar General Corp.	34,167	7,337,363
*	Dollar Tree, Inc.	31,090	3,572,241
	Domino’s Pizza, Inc.	5,701	2,407,760
*	Dorman Products, Inc.	3,795	376,388
	DR Horton, Inc.	47,726	4,690,989
	eBay, Inc.	109,532	6,110,790

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ethan Allen Interiors, Inc.	2,900	$83,259
*	Etsy, Inc.	17,544	3,487,572
*	Everi Holdings, Inc.	11,576	204,664
	Expedia Group, Inc.	17,366	3,060,410
	Extended Stay America, Inc.	20,332	404,403
*	Fiesta Restaurant Group, Inc.	2,072	30,541
*	Five Below, Inc.	7,672	1,544,143
	Flexsteel Industries, Inc.	300	13,059
*	Floor & Decor Holdings, Inc., Class A	3,288	364,705
	Foot Locker, Inc.	15,542	916,667
*	Ford Motor Co.	444,596	5,130,638
*	Fox Factory Holding Corp.	6,502	996,301
*	frontdoor, Inc.	12,207	653,441
	Gap, Inc. (The)	27,680	916,208
	Garmin, Ltd.	17,212	2,362,175
	General Motors Co.	163,303	9,344,198
*	Genesco, Inc.	1,500	75,000
	Gentex Corp.	37,590	1,322,416
*	Gentherm, Inc.	4,486	319,403
	Genuine Parts Co.	19,050	2,380,679
*	G-III Apparel Group, Ltd.	5,889	191,334
*	Goodyear Tire & Rubber Co. (The)	26,624	458,199
	Graham Holdings Co., Class B	462	293,652
*	Grand Canyon Education, Inc.	6,336	686,125
	Group 1 Automotive, Inc.	2,780	456,365
*	GrubHub, Inc.	10,957	745,514
	Guess?, Inc.	5,581	150,910
	H&R Block, Inc.	20,947	466,280
	Hamilton Beach Brands Holding Co., Class A	574	11,193
	Hanesbrands, Inc.	42,700	899,262
	Harley-Davidson, Inc.	19,800	957,726
	Hasbro, Inc.	16,327	1,623,720
	Haverty Furniture Cos., Inc.	1,700	78,999
*	Helen of Troy, Ltd.	3,400	718,114
*	Hibbett Sports, Inc.	2,888	229,452
*	Hilton Grand Vacations, Inc.	6,405	285,407
*	Hilton Worldwide Holdings, Inc.	37,820	4,867,434
	Home Depot, Inc. (The)	149,134	48,270,202
	Hooker Furniture Corp.	1,300	48,763
*	Hyatt Hotels Corp., Class A	4,900	403,417
	Installed Building Products, Inc.	3,123	420,512
#	International Game Technology P.L.C.	7,805	134,402
*	iRobot Corp.	3,667	398,970
*	J Alexander’s Holdings, Inc.	1,458	14,974
	Jack in the Box, Inc.	3,400	410,210
	Johnson Outdoors, Inc., Class A	1,187	168,328
	KB Home	8,900	429,247
	Kohl’s Corp.	3,719	218,157
	Kontoor Brands, Inc.	6,153	386,593
*	L Brands, Inc.	17,585	1,158,852
*	Lakeland Industries, Inc.	1,000	28,210
*	Lands’ End, Inc.	1,303	30,021
	Las Vegas Sands Corp.	45,384	2,780,224
*	Laureate Education, Inc., Class A	11,129	153,024
	La-Z-Boy, Inc.	6,000	266,760
	LCI Industries	3,459	506,744
	Lear Corp.	8,400	1,544,256
	Leggett & Platt, Inc.	15,277	758,809
	Lennar Corp., Class A	37,611	3,896,500

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class B	1,957	$157,676
*	LGI Homes, Inc.	2,722	451,253
	Lifetime Brands, Inc.	300	4,350
	Lithia Motors, Inc., Class A	2,987	1,148,143
*	LKQ Corp.	40,298	1,882,320
	Lowe’s Cos., Inc.	104,660	20,539,525
*	Lululemon Athletica, Inc.	14,983	5,023,350
*	M/I Homes, Inc.	2,750	191,730
	Macy’s, Inc.	35,323	585,655
*	Malibu Boats, Inc., Class A	3,500	291,760
	Marine Products Corp.	1,049	18,211
*	MarineMax, Inc.	2,151	122,177
*	Marriott International, Inc., Class A	38,616	5,735,248
*	Marriott Vacations Worldwide Corp.	4,789	850,670
#*	Mattel, Inc.	25,422	545,556
	McDonald’s Corp.	103,073	24,333,474
	MDC Holdings, Inc.	9,940	583,080
»	Media General, Inc.	3,778	354
*	Meritage Homes Corp.	3,700	393,643
	MGM Resorts International	54,564	2,221,846
*	Modine Manufacturing Co.	4,337	70,606
*	Mohawk Industries, Inc.	6,886	1,415,073
*	Monarch Casino & Resort, Inc.	1,845	139,131
	Monro, Inc.	3,804	268,524
#*	Motorcar Parts of America, Inc.	2,528	54,605
	Movado Group, Inc.	2,287	71,743
	Murphy USA, Inc.	4,445	619,633
	Nathan’s Famous, Inc.	509	32,286
*	National Vision Holdings, Inc.	7,815	393,954
#*	Nautilus, Inc.	4,149	69,537
	Newell Brands, Inc.	43,975	1,185,566
	NIKE, Inc., Class B	172,541	22,882,387
#*	Norwegian Cruise Line Holdings, Ltd.	26,978	837,667
*	NVR, Inc.	490	2,458,869
*	ODP Corp. (The)	6,016	243,227
*	Ollie’s Bargain Outlet Holdings, Inc.	7,467	688,980
*	O’Reilly Automotive, Inc.	10,272	5,679,183
	Oxford Industries, Inc.	1,082	98,711
	Papa John’s International, Inc.	3,800	367,536
	Patrick Industries, Inc.	2,550	228,480
#*	Penn National Gaming, Inc.	10,066	897,082
	Penske Automotive Group, Inc.	4,700	412,143
*	Perdoceo Education Corp.	6,800	79,288
#	PetMed Express, Inc.	2,200	64,735
*	Planet Fitness, Inc., Class A	12,471	1,047,439
*	PlayAGS, Inc.	2,854	25,543
	Polaris, Inc.	7,279	1,019,278
	Pool Corp.	5,784	2,443,856
	PulteGroup, Inc.	36,663	2,167,517
	PVH Corp.	8,089	915,513
*	Quotient Technology, Inc.	8,507	139,004
	Qurate Retail, Inc., Class A	61,253	728,911
	Ralph Lauren Corp.	6,100	813,069
	RCI Hospitality Holdings, Inc.	1,000	72,810
*	Red Robin Gourmet Burgers, Inc.	1,197	43,523
	Red Rock Resorts, Inc., Class A	8,652	316,923
#*	Regis Corp.	2,300	29,762
	Rent-A-Center, Inc.	6,145	353,645
*	RH	2,431	1,672,577

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rocky Brands, Inc.	231	$12,162
	Ross Stores, Inc.	49,509	6,482,708
	Royal Caribbean Cruises, Ltd.	21,695	1,886,380
	Ruth’s Hospitality Group, Inc.	4,284	111,855
*	Sally Beauty Holdings, Inc.	10,500	210,735
*	Scientific Games Corp., Class A	5,171	302,607
	Service Corp. International	22,783	1,217,524
*	Shake Shack, Inc., Class A	3,585	389,869
	Shoe Carnival, Inc.	771	46,221
	Shutterstock, Inc.	2,383	207,750
	Six Flags Entertainment Corp.	2,587	121,537
*	Skechers U.S.A., Inc., Class A	18,737	908,557
*	Skyline Champion Corp.	3,143	139,644
*	Sleep Number Corp.	5,594	625,913
	Smith & Wesson Brands, Inc.	5,464	95,074
	Sonic Automotive, Inc., Class A	4,001	197,409
*	Stamps.com, Inc.	2,013	413,410
	Standard Motor Products, Inc.	2,307	98,809
	Starbucks Corp.	161,607	18,502,385
	Steven Madden, Ltd.	10,338	420,446
*	Stoneridge, Inc.	3,400	113,050
	Strategic Education, Inc.	3,690	276,971
*	Stride, Inc.	3,115	89,182
	Superior Group of Cos, Inc.	324	8,171
	Tapestry, Inc.	33,118	1,584,696
	Target Corp.	69,313	14,365,812
*	Taylor Morrison Home Corp.	15,529	484,660
	Tempur Sealy International, Inc.	26,092	995,149
*	Tenneco, Inc., Class A	6,283	63,270
*	Terminix Global Holdings, Inc.	18,614	947,266
*	Tesla, Inc.	98,845	70,124,597
	Texas Roadhouse, Inc.	7,857	840,856
	Thor Industries, Inc.	4,074	576,838
	TJX Cos., Inc. (The)	166,858	11,846,918
	Toll Brothers, Inc.	18,523	1,161,392
*	TopBuild Corp.	4,853	1,079,210
	Tractor Supply Co.	17,053	3,216,196
	Travel & Leisure Co.	13,602	877,737
#*	Tri Pointe Homes, Inc.	14,747	351,274
*	Tupperware Brands Corp.	5,616	136,862
*	Ulta Beauty, Inc.	7,189	2,367,697
*	Under Armour, Inc., Class A	25,722	625,302
#*	Under Armour, Inc., Class C	15,658	311,751
*	Unifi, Inc.	1,766	47,735
*	Universal Electronics, Inc.	1,700	96,645
*	Urban Outfitters, Inc.	8,745	313,946
	Vail Resorts, Inc.	5,474	1,779,926
#*	Veoneer, Inc.	10,946	250,663
*	Vera Bradley, Inc.	2,206	24,487
	VF Corp.	45,561	3,993,877
*	Vista Outdoor, Inc.	7,300	238,053
*	Visteon Corp.	4,607	561,179
#*	Wayfair, Inc., Class A	7,810	2,308,402
	Wendy’s Co. (The)	26,524	598,647
	Whirlpool Corp.	8,561	2,024,248
	Williams-Sonoma, Inc.	11,160	1,905,570
	Wingstop, Inc.	4,405	697,796
	Winmark Corp.	300	57,771
	Winnebago Industries, Inc.	5,624	449,639

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wolverine World Wide, Inc.	10,800	$450,576
*	WW International, Inc.	5,008	138,922
	Wyndham Hotels & Resorts, Inc.	13,602	994,442
*	Wynn Resorts, Ltd.	11,045	1,418,178
*	YETI Holdings, Inc.	1,348	115,146
	Yum! Brands, Inc.	42,484	5,077,688
*	Zumiez, Inc.	2,400	103,128

TOTAL CONSUMER DISCRETIONARY			699,758,948

CONSUMER STAPLES — (5.8%)
	Alico, Inc.	496	14,865
	Altria Group, Inc.	211,858	10,116,220
	Andersons, Inc. (The)	3,578	102,760
	Archer-Daniels-Midland Co.	75,911	4,792,261
	B&G Foods, Inc.	7,338	214,123
#*	BJ’s Wholesale Club Holdings, Inc.	15,319	684,300
*	Boston Beer Co., Inc. (The), Class A	1,385	1,684,839
	Brown-Forman Corp., Class A	8,944	638,154
	Brown-Forman Corp., Class B	45,666	3,483,403
	Bunge, Ltd.	17,381	1,467,304
	Calavo Growers, Inc.	2,564	200,325
	Cal-Maine Foods, Inc.	4,200	156,912
	Campbell Soup Co.	20,679	987,422
	Casey’s General Stores, Inc.	5,202	1,155,832
*	Celsius Holdings, Inc.	1,923	110,188
#*	Central Garden & Pet Co.	1,175	63,615
*	Central Garden & Pet Co., Class A	5,929	292,122
	Church & Dwight Co., Inc.	35,040	3,004,330
	Clorox Co. (The)	17,486	3,191,195
	Coca-Cola Co. (The)	565,775	30,540,535
	Coca-Cola Consolidated, Inc.	781	229,028
	Colgate-Palmolive Co.	114,176	9,214,003
	Conagra Brands, Inc.	61,443	2,278,921
	Constellation Brands, Inc., Class A	21,502	5,167,361
	Costco Wholesale Corp.	62,548	23,273,485
*	Coty, Inc., Class A	10,611	106,216
*	Darling Ingredients, Inc.	22,623	1,571,167
	Edgewell Personal Care Co.	5,916	225,991
	Energizer Holdings, Inc.	6,907	340,515
	Estee Lauder Cos., Inc. (The), Class A	31,577	9,908,863
*	Farmer Bros Co.	1,300	13,260
	Flowers Foods, Inc.	27,221	652,215
	Fresh Del Monte Produce, Inc.	3,516	99,151
*	Freshpet, Inc.	5,192	959,585
	General Mills, Inc.	80,924	4,925,035
#*	Hain Celestial Group, Inc. (The)	9,194	377,046
*	Herbalife Nutrition, Ltd.	14,868	680,508
	Hershey Co. (The)	20,744	3,408,239
	Hormel Foods Corp.	38,621	1,784,290
*	Hostess Brands, Inc.	12,730	194,642
	Ingles Markets, Inc., Class A	1,110	68,032
	Ingredion, Inc.	7,943	741,956
	Inter Parfums, Inc.	3,030	223,008
	J&J Snack Foods Corp.	1,991	327,739
	JM Smucker Co. (The)	12,980	1,700,250
	John B. Sanfilippo & Son, Inc.	1,301	114,358
	Kellogg Co.	29,328	1,830,654
#	Keurig Dr Pepper, Inc.	33,927	1,216,283
	Kimberly-Clark Corp.	47,148	6,285,771

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kraft Heinz Co. (The)	74,990	$3,096,337
	Kroger Co. (The)	101,986	3,726,568
	Lamb Weston Holdings, Inc.	20,571	1,655,966
	Lancaster Colony Corp.	3,096	571,862
*	Landec Corp.	3,292	37,265
*	Lifeway Foods, Inc.	315	1,569
	McCormick & Co. Inc.	34,540	3,121,034
	McCormick & Co., Inc.	1,214	110,243
	Medifast, Inc.	2,100	476,889
	MGP Ingredients, Inc.	1,414	84,981
	Molson Coors Beverage Co., Class B	20,509	1,126,970
	Mondelez International, Inc., Class A	197,998	12,040,258
*	Monster Beverage Corp.	54,934	5,331,345
	National Beverage Corp.	2,088	101,456
#	Natura & Co. Holding SA, ADR	11,014	196,159
*	Natural Alternatives International, Inc.	709	10,635
	Nu Skin Enterprises, Inc., Class A	6,221	328,842
	Oil-Dri Corp. of America	641	22,390
	PepsiCo, Inc.	198,284	28,584,622
*	Performance Food Group Co.	15,639	918,009
	Philip Morris International, Inc.	188,379	17,896,005
*	Pilgrim’s Pride Corp.	8,443	202,294
*	Post Holdings, Inc.	9,248	1,052,237
	PriceSmart, Inc.	2,200	184,888
	Procter & Gamble Co. (The)	343,686	45,854,586
*	Rite Aid Corp.	3,039	53,243
*	Rocky Mountain Chocolate Factory, Inc.	466	2,819
	Sanderson Farms, Inc.	2,295	377,596
*	Seneca Foods Corp., Class A	500	23,030
*	Simply Good Foods Co. (The)	8,484	293,122
	SpartanNash Co.	4,096	79,340
	Spectrum Brands Holdings, Inc.	3,341	294,476
*	Sprouts Farmers Market, Inc.	13,470	344,967
	Sysco Corp.	66,505	5,634,969
#	Tootsie Roll Industries, Inc.	2,517	79,462
*	TreeHouse Foods, Inc.	6,454	307,210
	Tyson Foods, Inc., Class A	37,308	2,889,505
*	United Natural Foods, Inc.	6,000	221,160
	United-Guardian, Inc.	600	8,772
	Universal Corp.	2,600	146,198
*	US Foods Holding Corp.	27,981	1,160,092
*	USANA Health Sciences, Inc.	1,600	143,984
	Vector Group, Ltd.	13,792	179,986
	Walgreens Boots Alliance, Inc.	89,088	4,730,573
	Walmart, Inc.	195,586	27,364,437
	WD-40 Co.	1,826	454,199
	Weis Markets, Inc.	1,930	100,071

TOTAL CONSUMER STAPLES			312,440,898

ENERGY — (2.3%)
	Adams Resources & Energy, Inc.	300	7,950
	Arch Resources, Inc.	2,200	97,702
	Archrock, Inc.	14,846	138,662
	Baker Hughes Co.	78,025	1,566,742
	Cabot Oil & Gas Corp.	44,485	741,565
	Cactus, Inc., Class A	5,066	151,017
*	Callon Petroleum Co.	2,283	85,361
*	ChampionX Corp.	33,211	697,763
*	Cheniere Energy, Inc.	27,092	2,100,172

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Chevron Corp.	233,840	$24,101,889
	Cimarex Energy Co.	11,691	773,944
*	CNX Resources Corp.	26,415	354,489
	ConocoPhillips	167,328	8,557,154
*	CONSOL Energy, Inc.	3,000	26,340
#*	Continental Resources, Inc.	7,865	214,243
	Core Laboratories NV	4,453	125,486
	CVR Energy, Inc.	3,445	73,344
	Delek US Holdings, Inc.	8,420	199,807
	Devon Energy Corp.	70,509	1,648,500
	DHT Holdings, Inc.	6,363	37,542
	Diamondback Energy, Inc.	9,200	751,916
	DMC Global, Inc.	1,705	92,070
*	Dorian LPG, Ltd.	262	3,482
*	Dril-Quip, Inc.	4,008	122,845
	EOG Resources, Inc.	66,371	4,887,560
*	EQT Corp.	31,015	592,387
	Equitrans Midstream Corp.	22,884	186,733
	Exxon Mobil Corp.	508,691	29,117,473
#*	Frank’s International NV	4,232	13,754
*	Geospace Technologies Corp.	1,000	7,520
#*	Green Plains, Inc.	3,514	104,717
*	Gulf Island Fabrication, Inc.	1,100	4,576
	Halliburton Co.	100,956	1,974,699
#*	Helix Energy Solutions Group, Inc.	16,292	69,893
	Helmerich & Payne, Inc.	12,288	314,941
	Hess Corp.	33,231	2,476,042
	HollyFrontier Corp.	17,036	596,260
	International Seaways, Inc.	2,164	38,260
	Kinder Morgan, Inc.	225,574	3,846,037
	Marathon Oil Corp.	89,809	1,011,249
	Marathon Petroleum Corp.	82,276	4,578,659
	Matador Resources Co.	12,676	333,506
	NACCO Industries, Inc., Class A	287	6,638
*	Natural Gas Services Group, Inc.	1,600	14,400
*	NexTier Oilfield Solutions, Inc.	11,007	39,515
	NOV, Inc.	44,268	661,807
	Occidental Petroleum Corp.	105,705	2,680,679
*	Oceaneering International, Inc.	11,359	122,109
*	Oil States International, Inc.	6,970	39,102
	ONEOK, Inc.	50,559	2,646,258
	Patterson-UTI Energy, Inc.	21,412	144,745
*	PBF Energy, Inc., Class A	11,647	165,154
*	PDC Energy, Inc.	12,654	461,998
*	Penn Virginia Corp.	1,500	20,445
	Phillips 66	55,395	4,482,009
	Pioneer Natural Resources Co.	24,558	3,777,757
*	ProPetro Holding Corp.	9,796	94,335
#*	Renewable Energy Group, Inc.	5,800	322,016
*	REX American Resources Corp.	400	32,292
*	RPC, Inc.	7,405	35,988
	Schlumberger, N.V.	158,973	4,300,220
	Scorpio Tankers, Inc.	5,037	91,371
#*	SEACOR Marine Holdings, Inc.	2,211	10,193
	SFL Corp., Ltd.	6,400	49,664
#*	Southwestern Energy Co.	67,154	286,748
*	Talos Energy, Inc.	1,493	16,707
	Targa Resources Corp.	26,055	903,848
*	Technip Energies NV, ADR	6,566	93,303

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	TechnipFMC P.L.C.	48,764	$360,854
*	Tidewater, Inc.	2,855	35,002
	Valero Energy Corp.	55,700	4,119,572
	Williams Cos., Inc. (The)	138,069	3,363,361
	World Fuel Services Corp.	8,836	273,297

TOTAL ENERGY			122,475,638

FINANCIALS — (12.0%)
	1st Source Corp.	2,189	104,174
	Affiliated Managers Group, Inc.	6,243	1,006,184
	Aflac, Inc.	91,511	4,916,886
*	Alleghany Corp.	1,869	1,268,995
	Allstate Corp. (The)	43,694	5,540,399
	Ally Financial, Inc.	50,951	2,621,429
*	Ambac Financial Group, Inc.	5,231	89,712
	American Equity Investment Life Holding Co.	11,011	341,121
	American Express Co.	93,357	14,316,296
	American Financial Group, Inc.	8,857	1,088,171
	American International Group, Inc.	110,696	5,363,221
	American National Group, Inc.	921	104,395
	American River Bankshares	693	13,673
	Ameriprise Financial, Inc.	17,114	4,422,258
	Ameris Bancorp	6,188	334,709
	AMERISAFE, Inc.	2,573	159,732
	AmeriServ Financial, Inc.	100	420
	Aon P.L.C., Class A	37,216	9,357,591
*	Arch Capital Group, Ltd.	51,658	2,051,339
	Ares Management Corp., Class A	16,466	864,794
	Argo Group International Holdings, Ltd.	4,563	238,097
	Arrow Financial Corp.	1,091	38,567
	Arthur J Gallagher & Co.	24,432	3,541,418
	Artisan Partners Asset Management, Inc., Class A	3,609	183,770
	Associated Banc-Corp.	17,539	383,929
	Assurant, Inc.	8,626	1,342,206
	Assured Guaranty, Ltd.	15,300	778,005
*	Athene Holding, Ltd., Class A	9,455	564,180
	Atlantic Union Bankshares Corp.	8,455	326,955
*	Atlanticus Holdings Corp.	879	27,478
	Axis Capital Holdings, Ltd.	12,040	671,832
*	Axos Financial, Inc.	7,388	333,568
	Banc of California, Inc.	5,115	91,558
	BancFirst Corp.	1,856	129,011
*	Bancorp, Inc. (The)	7,159	158,966
	BancorpSouth Bank	11,034	326,496
	Bank of America Corp.	1,077,983	43,690,651
	Bank of Hawaii Corp.	5,506	500,440
	Bank of New York Mellon Corp. (The)	110,218	5,497,674
	Bank of NT Butterfield & Son, Ltd. (The)	6,270	245,909
	Bank OZK	13,990	573,450
	BankUnited, Inc.	6,614	308,279
	Banner Corp.	3,457	196,496
*	Berkshire Hathaway, Inc., Class B	269,160	74,005,542
	Berkshire Hills Bancorp, Inc.	5,968	132,430
	BGC Partners, Inc., Class A	32,552	172,526
	BlackRock, Inc.	17,755	14,546,671
	Blackstone Group, Inc. (The), Class A	81,522	7,213,882
*	Blucora, Inc.	5,747	82,728
	BOK Financial Corp.	3,544	311,659
	Boston Private Financial Holdings, Inc.	6,705	98,698

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Brighthouse Financial, Inc.	1,014	$47,445
	BrightSphere Investment Group, Inc.	4,335	97,581
	Brookline Bancorp, Inc.	9,168	147,605
	Brown & Brown, Inc.	34,636	1,841,942
	Bryn Mawr Bank Corp.	2,279	104,743
	Cadence BanCorp	17,437	387,973
	Camden National Corp.	900	42,948
*	Cannae Holdings, Inc.	8,442	335,147
	Capital City Bank Group, Inc.	1,069	27,014
	Capital One Financial Corp.	62,251	9,280,379
	Capitol Federal Financial, Inc.	16,610	214,684
	Cathay General Bancorp	10,064	407,391
	Cboe Global Markets, Inc.	13,890	1,449,699
	Central Pacific Financial Corp.	4,331	116,720
	Charles Schwab Corp. (The)	186,457	13,126,573
	Chubb, Ltd.	57,305	9,832,965
	Cincinnati Financial Corp.	20,767	2,340,026
	CIT Group, Inc.	13,624	726,023
	Citigroup, Inc.	268,756	19,146,177
	Citizens Community Bancorp, Inc.	600	7,800
	Citizens Financial Group, Inc.	53,534	2,477,553
#*	Citizens, Inc.	4,015	23,448
	City Holding Co.	2,057	159,212
	CME Group, Inc.	46,135	9,318,809
	CNA Financial Corp.	4,268	200,297
	CNB Financial Corp.	280	7,129
	CNO Financial Group, Inc.	21,200	541,236
	Cohen & Steers, Inc.	3,355	228,207
	Columbia Banking System, Inc.	9,081	395,296
*	Columbia Financial, Inc.	4,380	80,023
	Comerica, Inc.	19,100	1,435,556
	Commerce Bancshares, Inc.	16,312	1,269,237
	Community Bank System, Inc.	7,087	550,164
	Community Trust Bancorp, Inc.	1,749	77,935
	ConnectOne Bancorp, Inc.	3,250	88,237
*	Consumer Portfolio Services, Inc.	1,025	4,459
	Cowen, Inc., Class A	4,021	158,789
	Crawford & Co., Class A	3,717	38,991
	Crawford & Co., Class B	1,800	17,136
#*	Credit Acceptance Corp.	1,070	422,425
	Cullen/Frost Bankers, Inc.	7,481	898,169
*	Customers Bancorp, Inc.	2,950	101,834
	CVB Financial Corp.	13,135	278,593
	Diamond Hill Investment Group, Inc.	388	66,348
	Discover Financial Services	43,979	5,013,606
	Donegal Group, Inc., Class A	1,374	21,201
*	Donnelley Financial Solutions, Inc.	3,430	104,821
	Eagle Bancorp, Inc.	3,448	184,158
	East West Bancorp, Inc.	18,946	1,442,738
*	eHealth, Inc.	2,800	198,072
	Employers Holdings, Inc.	3,900	157,872
#*	Encore Capital Group, Inc.	2,794	109,916
*	Enova International, Inc.	4,073	139,459
*	Enstar Group, Ltd.	1,377	345,875
	Enterprise Financial Services Corp.	3,420	168,025
#	Equitable Holdings, Inc.	12,427	425,376
	Erie Indemnity Co., Class A	3,717	795,512
	ESSA Bancorp, Inc.	707	10,973
	Essent Group, Ltd.	11,696	614,976

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Evercore, Inc., Class A	5,480	$767,912
	Everest Re Group, Ltd.	5,600	1,550,920
	FactSet Research Systems, Inc.	5,421	1,822,649
	FB Financial Corp.	2,295	96,298
	FBL Financial Group, Inc., Class A	2,100	119,049
	Federal Agricultural Mortgage Corp., Class C	1,266	130,221
	Federated Hermes, Inc.	11,036	317,837
	FedNat Holding Co.	1,029	5,238
	Fidelity National Financial, Inc.	34,550	1,576,171
	Fifth Third Bancorp	96,778	3,923,380
	Financial Institutions, Inc.	1,243	39,689
	First American Financial Corp.	15,828	1,020,906
	First BanCorp	30,017	377,314
	First BanCorp	2,600	110,240
	First Busey Corp.	4,518	112,860
	First Citizens BancShares, Inc., Class A	716	621,101
	First Commonwealth Financial Corp.	13,503	195,658
	First Community Bancshares, Inc.	1,700	49,674
	First Financial Bancorp	10,146	248,678
	First Financial Bankshares, Inc.	18,270	896,692
	First Financial Corp.	1,135	50,212
	First Hawaiian, Inc.	10,300	282,838
	First Horizon Corp.	68,249	1,248,274
	First Interstate BancSystem, Inc., Class A	3,727	175,057
	First Merchants Corp.	6,618	305,818
	First Midwest Bancorp, Inc.	13,054	273,742
	First Republic Bank	23,012	4,216,719
	FirstCash, Inc.	5,838	420,511
	Flagstar Bancorp, Inc.	3,528	164,193
	Flushing Financial Corp.	3,151	73,324
	FNB Corp.	17,619	227,109
	Franklin Resources, Inc.	42,000	1,260,000
	Fulton Financial Corp.	19,492	332,339
	GAMCO Investors, Inc., Class A	467	9,191
	German American Bancorp, Inc.	2,097	90,863
	Glacier Bancorp, Inc.	11,940	703,863
	Global Indemnity Group LLC, Class A	1,192	34,282
	Globe Life, Inc.	14,850	1,521,976
	Goldman Sachs Group, Inc. (The)	44,542	15,520,660
	Great Southern Bancorp, Inc.	1,100	62,051
	Great Western Bancorp, Inc.	6,293	207,984
*	Green Dot Corp., Class A	6,227	284,947
*	Greenlight Capital Re, Ltd., Class A	2,682	24,755
*	Hallmark Financial Services, Inc.	1,034	4,105
	Hamilton Lane, Inc., Class A	2,969	268,546
	Hancock Whitney Corp.	9,868	456,296
	Hanmi Financial Corp.	3,508	71,212
	Hanover Insurance Group, Inc. (The)	5,156	713,126
	Hartford Financial Services Group, Inc. (The)	45,840	3,023,606
#	HCI Group, Inc.	1,104	81,056
	Heartland Financial USA, Inc.	4,337	218,021
	Heritage Commerce Corp.	6,041	72,915
	Heritage Financial Corp.	2,982	83,794
	Hilltop Holdings, Inc.	10,020	352,704
	Home BancShares, Inc.	17,844	496,598
	HomeStreet, Inc.	2,186	89,276
	HomeTrust Bancshares, Inc.	1,062	29,099
	Hope Bancorp, Inc.	14,077	211,296
	Horace Mann Educators Corp.	4,711	188,911

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Horizon Bancorp, Inc.	2,741	$50,270
	Houlihan Lokey, Inc.	5,896	390,728
	Huntington Bancshares, Inc.	128,830	1,973,676
	Independence Holding Co.	2,640	116,160
	Independent Bank Corp.	4,532	371,171
	Independent Bank Group, Inc.	3,987	301,058
	Interactive Brokers Group, Inc., Class A	9,172	655,981
	Intercontinental Exchange, Inc.	75,005	8,828,839
	International Bancshares Corp.	7,443	352,724
	Invesco, Ltd.	44,420	1,199,340
	Investors Bancorp, Inc.	32,700	478,728
	James River Group Holdings, Ltd.	4,178	196,826
	Janus Henderson Group P.L.C.	8,677	298,402
	Jefferies Financial Group, Inc.	13,895	451,726
	JPMorgan Chase & Co.	421,313	64,802,153
	Kearny Financial Corp.	9,199	117,563
	Kemper Corp.	7,073	552,118
	KeyCorp	122,246	2,660,073
	Kinsale Capital Group, Inc.	3,185	554,222
	KKR & Co., Inc.	53,562	3,030,538
	Lakeland Bancorp, Inc.	3,852	69,837
	Lakeland Financial Corp.	3,274	213,563
	Lazard, Ltd., Class A	3,022	135,960
*	LendingClub Corp.	5,527	85,061
#*	LendingTree, Inc.	1,121	231,475
	Lincoln National Corp.	26,587	1,705,024
	Live Oak Bancshares, Inc.	1,853	118,518
	Loews Corp.	32,001	1,784,056
	LPL Financial Holdings, Inc.	11,708	1,834,644
	M&T Bank Corp.	16,502	2,602,200
	Macatawa Bank Corp.	886	8,479
*	Markel Corp.	1,731	2,036,383
	MarketAxess Holdings, Inc.	5,027	2,455,488
	Marlin Business Services Corp.	1,200	27,060
	Marsh & McLennan Cos., Inc.	69,886	9,483,530
*	MBIA, Inc.	14,600	146,292
	Mercantile Bank Corp.	285	9,200
	Mercury General Corp.	3,136	195,279
	Meridian Bancorp, Inc.	4,269	94,388
	Meta Financial Group, Inc.	3,312	163,149
	MetLife, Inc.	97,578	6,208,888
	MGIC Investment Corp.	15,500	236,220
	Moelis & Co., Class A	5,879	319,112
	Moody’s Corp.	23,771	7,766,223
	Morgan Stanley	201,843	16,662,140
	Morningstar, Inc.	3,131	829,746
*	Mr Cooper Group, Inc.	5,755	198,432
	MSCI, Inc.	11,679	5,673,308
	Nasdaq, Inc.	15,231	2,460,416
	National Bank Holdings Corp., Class A	4,119	164,348
	National Western Life Group, Inc., Class A	278	63,745
	Navient Corp.	24,123	405,990
	NBT Bancorp, Inc.	4,982	188,768
	Nelnet, Inc., Class A	3,140	233,082
	New York Community Bancorp, Inc.	52,777	631,213
»	NewStar Financial, Inc.	3,834	390
*	NMI Holdings, Inc., Class A	9,277	239,718
	Northern Trust Corp.	27,055	3,078,859
	Northfield Bancorp, Inc.	5,064	81,936

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	600	$25,590
	Northwest Bancshares, Inc.	13,916	195,381
	OceanFirst Financial Corp.	5,616	128,382
	OFG Bancorp	7,064	167,346
	Old National Bancorp	18,881	356,851
	Old Republic International Corp.	32,989	812,189
	OneMain Holdings, Inc.	9,240	525,479
	Oppenheimer Holdings, Inc., Class A	765	39,145
*	Pacific Mercantile Bancorp	1,425	12,355
	Pacific Premier Bancorp, Inc.	7,195	316,796
	PacWest Bancorp	13,337	578,959
	Park National Corp.	1,287	160,991
*	Patriot National Bancorp, Inc.	20	186
	Peapack-Gladstone Financial Corp.	1,562	49,984
	Peoples Bancorp, Inc.	1,197	40,016
	People’s United Financial, Inc.	49,988	906,282
	Pinnacle Financial Partners, Inc.	10,246	897,959
	Piper Sandler Cos	1,704	197,647
	PJT Partners, Inc., Class A	2,689	197,722
	PNC Financial Services Group, Inc. (The)	58,874	11,006,494
	Popular, Inc.	11,655	862,004
*	PRA Group, Inc.	5,700	214,776
	Preferred Bank	1,290	84,547
	Premier Financial Corp.	3,297	104,152
	Primerica, Inc.	6,182	987,698
	Principal Financial Group, Inc.	33,810	2,159,445
	ProAssurance Corp.	6,155	153,875
	PROG Holdings, Inc.	9,084	462,739
	Progressive Corp. (The)	80,974	8,157,321
	Prosperity Bancshares, Inc.	11,850	869,316
	Protective Insurance Corp., Class B	562	12,926
	Provident Financial Services, Inc.	7,947	187,311
	Prudential Financial, Inc.	50,081	5,026,129
	Pzena Investment Management, Inc., Class A	566	5,960
	Radian Group, Inc.	18,341	451,922
	Raymond James Financial, Inc.	15,483	2,024,867
	Regional Management Corp.	133	5,151
	Regions Financial Corp.	137,240	2,991,832
	Reinsurance Group of America, Inc.	7,890	1,029,882
	RenaissanceRe Holdings, Ltd.	5,405	912,418
	Renasant Corp.	3,995	168,309
	Republic Bancorp, Inc., Class A	805	36,169
#*	Republic First Bancorp, Inc.	500	1,995
	Riverview Bancorp, Inc.	1,205	8,302
	RLI Corp.	6,014	670,320
	S&P Global, Inc.	33,530	13,089,777
	S&T Bancorp, Inc.	4,265	140,532
*	Safeguard Scientifics, Inc.	1,767	10,885
	Safety Insurance Group, Inc.	1,800	147,654
	Sandy Spring Bancorp, Inc.	5,104	231,517
	Santander Consumer USA Holdings, Inc.	8,739	296,602
*	Seacoast Banking Corp. of Florida	2,685	97,600
	SEI Investments Co.	18,309	1,124,905
	Selective Insurance Group, Inc.	8,098	616,582
	ServisFirst Bancshares, Inc.	5,118	323,662
	Sierra Bancorp	240	6,497
	Signature Bank	6,687	1,681,847
	Simmons First National Corp., Class A	11,400	324,900
*	SiriusPoint, Ltd.	3,922	41,495

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SLM Corp.	53,247	$1,046,836
	South State Corp.	3,226	272,016
	Southside Bancshares, Inc.	3,294	132,254
	State Auto Financial Corp.	1,800	33,984
	State Street Corp.	49,514	4,156,700
	Sterling Bancorp	15,708	394,742
	Stewart Information Services Corp.	2,494	146,273
	Stifel Financial Corp.	13,183	912,132
	Stock Yards Bancorp, Inc.	2,599	132,965
*	StoneX Group, Inc.	2,928	185,987
*	SVB Financial Group	6,792	3,883,869
	Synchrony Financial	58,468	2,557,390
	Synovus Financial Corp.	18,787	880,359
	T Rowe Price Group, Inc.	30,721	5,505,203
	TCF Financial Corp.	769	35,005
	Territorial Bancorp, Inc.	840	21,126
*	Texas Capital Bancshares, Inc.	5,603	384,534
	TFS Financial Corp.	9,945	194,524
	Tompkins Financial Corp.	1,215	94,952
	Towne Bank	7,933	245,764
	Travelers Cos., Inc. (The)	35,582	5,503,112
	TriCo Bancshares	1,628	75,344
*	Triumph Bancorp, Inc.	3,150	279,184
	Truist Financial Corp.	177,640	10,535,828
	TrustCo Bank Corp. NY	7,300	53,399
	Trustmark Corp.	8,290	268,679
	U.S. Bancorp	186,529	11,070,496
	UMB Financial Corp.	4,774	463,221
	Umpqua Holdings Corp.	24,579	458,153
	United Bankshares, Inc.	14,099	553,668
	United Community Banks, Inc.	10,398	340,223
	United Fire Group, Inc.	2,420	73,229
	United Security Bancshares	1,875	15,525
	Universal Insurance Holdings, Inc.	3,400	47,430
	Univest Financial Corp.	2,249	62,815
	Unum Group	25,808	729,334
	Valley National Bancorp	43,817	603,360
	Value Line, Inc.	135	4,123
	Veritex Holdings, Inc.	3,049	102,995
	Virtu Financial, Inc., Class A	6,550	194,076
	Virtus Investment Partners, Inc.	750	205,095
#	Voya Financial, Inc.	19,581	1,327,983
	Waddell & Reed Financial, Inc., Class A	8,567	214,004
	Walker & Dunlop, Inc.	4,060	450,051
	Washington Federal, Inc.	11,396	370,940
	Washington Trust Bancorp, Inc.	1,700	86,785
	Waterstone Financial, Inc.	1,767	34,810
	Webster Financial Corp.	10,302	545,079
	Wells Fargo & Co.	472,278	21,276,124
	WesBanco, Inc.	5,168	187,547
	West BanCorp, Inc.	2,033	53,387
	Westamerica BanCorp	3,200	202,880
	Western Alliance Bancorp	11,266	1,183,719
	Westwood Holdings Group, Inc.	700	12,663
	White Mountains Insurance Group, Ltd.	483	562,903
	Willis Towers Watson P.L.C.	16,990	4,398,031
	Wintrust Financial Corp.	6,459	497,989
	WisdomTree Investments, Inc.	6,819	46,267
*	World Acceptance Corp.	100	13,074

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	WR Berkley Corp.	20,598	$1,642,073
	WSFS Financial Corp.	7,001	357,681
	Zions Bancorp NA	25,393	1,416,929

TOTAL FINANCIALS			653,065,638

HEALTH CARE — (13.0%)
*	10X Genomics Inc., Class A	2,858	565,312
	Abbott Laboratories	241,711	29,024,657
	AbbVie, Inc.	243,277	27,125,386
*	ABIOMED, Inc.	6,286	2,016,109
*	Acadia Healthcare Co., Inc.	9,147	557,235
*	ACADIA Pharmaceuticals, Inc.	15,855	325,979
*	Acceleron Pharma, Inc.	6,187	773,189
*	Accuray, Inc.	125	588
#»	Achillion Pharmaceuticals, Inc.	1,800	2,574
*	Addus HomeCare Corp.	2,000	211,600
*	Adverum Biotechnologies, Inc.	8,019	31,274
	Agilent Technologies, Inc.	43,562	5,821,626
*	Akebia Therapeutics, Inc.	9,700	30,943
*	Alexion Pharmaceuticals, Inc.	28,152	4,748,679
*	Align Technology, Inc.	10,219	6,085,721
*	Alkermes P.L.C.	18,175	399,941
*	Allscripts Healthcare Solutions, Inc.	18,042	280,734
#*	Alnylam Pharmaceuticals, Inc.	16,015	2,252,350
*	Amedisys, Inc.	4,867	1,313,360
	AmerisourceBergen Corp.	22,133	2,673,666
	Amgen, Inc.	81,428	19,513,406
*	Amicus Therapeutics, Inc.	22,325	219,678
*	AMN Healthcare Services, Inc.	6,328	501,810
*	Amphastar Pharmaceuticals, Inc.	2,755	47,937
*	AnaptysBio, Inc.	2,444	57,067
*	AngioDynamics, Inc.	4,511	109,617
*	ANI Pharmaceuticals, Inc.	786	26,158
*	Anika Therapeutics, Inc.	1,888	75,860
	Anthem, Inc.	34,921	13,248,678
*	Ardelyx, Inc.	1,511	11,045
*	Arena Pharmaceuticals, Inc.	8,044	552,060
*	Arrowhead Pharmaceuticals, Inc.	10,653	775,112
*	AtriCure, Inc.	4,507	347,355
	Atrion Corp.	200	127,720
*	Avanos Medical, Inc.	5,003	216,180
#*	Axonics, Inc.	887	55,819
	Baxter International, Inc.	68,835	5,898,471
	Becton Dickinson and Co.	36,972	9,199,003
*	BioDelivery Sciences International, Inc.	4,425	15,311
*	Biogen, Inc.	21,582	5,769,516
*	BioMarin Pharmaceutical, Inc.	20,653	1,609,282
*	Bio-Rad Laboratories, Inc., Class A	3,113	1,961,595
	Bio-Techne Corp.	5,489	2,346,493
*	Bluebird Bio, Inc.	6,932	207,960
*	Boston Scientific Corp.	190,572	8,308,939
*	Bridgebio Pharma, Inc.	1,984	110,945
	Bristol-Myers Squibb Co.	278,456	17,381,224
*	Brookdale Senior Living, Inc.	19,895	130,113
	Bruker Corp.	15,066	1,032,322
*	Cantel Medical Corp.	601	52,834
	Cardinal Health, Inc.	34,493	2,081,308
*	Cardiovascular Systems, Inc.	5,513	222,284
*	CareDx, Inc.	2,892	228,670

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Catalent, Inc.	21,210	$2,385,489
*	Centene Corp.	72,495	4,475,841
	Cerner Corp.	39,081	2,933,029
*	Change Healthcare, Inc.	43,238	992,312
*	Charles River Laboratories International, Inc.	7,143	2,374,690
	Chemed Corp.	2,300	1,096,203
	Cigna Corp.	47,607	11,854,619
*	Community Health Systems, Inc.	12,349	137,691
	Computer Programs and Systems, Inc.	1,145	34,373
*	Concert Pharmaceuticals, Inc.	2,800	11,620
	CONMED Corp.	3,600	507,420
	Cooper Cos., Inc. (The)	6,772	2,782,547
*	Corcept Therapeutics, Inc.	14,598	332,688
*	CorVel Corp.	1,800	210,618
*	Covetrus, Inc.	8,196	234,815
*	Cross Country Healthcare, Inc.	4,075	54,279
*	CryoLife, Inc.	4,361	127,254
#*	Cutera, Inc.	1,500	45,045
	CVS Health Corp.	179,614	13,722,510
	Danaher Corp.	81,280	20,640,243
*	DaVita, Inc.	12,415	1,446,720
*	Deciphera Pharmaceuticals, Inc.	2,246	104,147
*	Denali Therapeutics, Inc.	8,820	533,081
	Dentsply Sirona, Inc.	27,962	1,887,715
*	DexCom, Inc.	13,074	5,047,871
*	Edwards Lifesciences Corp.	86,756	8,286,933
*	Elanco Animal Health, Inc.	59,718	1,893,658
	Eli Lilly and Co.	124,001	22,663,663
*	Emergent BioSolutions, Inc.	6,931	422,652
*	Enanta Pharmaceuticals, Inc.	1,869	94,833
	Encompass Health Corp.	14,301	1,213,583
*	Endo International P.L.C.	13,211	75,699
	Ensign Group, Inc. (The)	7,015	602,238
*	Envista Holdings Corp.	23,184	1,003,404
*	Enzo Biochem, Inc.	3,718	11,414
*	Evolent Health, Inc., Class A	7,826	169,511
*	Exact Sciences Corp.	18,666	2,460,552
*	Exelixis, Inc.	39,633	975,764
#*	Fate Therapeutics, Inc.	1,197	104,606
#*	FibroGen, Inc.	7,235	161,485
#*	Fluidigm Corp.	5,000	25,050
#*	G1 Therapeutics, Inc.	1,524	32,111
	Gilead Sciences, Inc.	142,614	9,051,711
*	Glaukos Corp.	2,956	278,337
#*	Global Blood Therapeutics, Inc.	6,235	254,263
*	Globus Medical, Inc., Class A	11,357	815,092
*	Guardant Health, Inc.	5,322	846,092
*	Haemonetics Corp.	7,017	471,963
*	Hanger, Inc.	3,139	78,255
*	Harvard Bioscience, Inc.	4,139	28,683
	HCA Healthcare, Inc.	37,570	7,553,824
*	HealthStream, Inc.	2,809	67,865
*	Henry Schein, Inc.	19,692	1,427,670
*	Heska Corp.	290	52,969
	Hill-Rom Holdings, Inc.	9,182	1,012,040
*	Hologic, Inc.	36,919	2,420,040
*	Horizon Therapeutics P.L.C.	22,573	2,135,857
	Humana, Inc.	18,473	8,224,919
*	ICU Medical, Inc.	2,432	506,513

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	IDEXX Laboratories, Inc.	12,323	$6,765,204
*	Illumina, Inc.	20,167	7,922,404
*	Incyte Corp.	21,178	1,808,178
*	Innoviva, Inc.	7,526	86,173
*	Inogen, Inc.	2,436	159,290
*	Inovalon Holdings, Inc., Class A	8,419	254,338
*	Insulet Corp.	9,356	2,762,078
*	Integer Holdings Corp.	5,040	473,155
*	Integra LifeSciences Holdings Corp.	9,882	732,059
*	Intellia Therapeutics, Inc.	1,500	115,155
#*	Intra-Cellular Therapies, Inc.	7,505	258,397
*	IntriCon Corp.	800	18,504
*	Intuitive Surgical, Inc.	16,218	14,028,570
*	Ionis Pharmaceuticals, Inc.	16,930	724,943
*	IQVIA Holdings, Inc.	21,731	5,100,048
#*	Ironwood Pharmaceuticals, Inc.	17,369	191,754
*	Jazz Pharmaceuticals P.L.C.	6,404	1,052,818
	Johnson & Johnson	364,757	59,356,907
*	Karuna Therapeutics, Inc.	461	51,176
*	Laboratory Corp. of America Holdings	13,474	3,582,332
	LeMaitre Vascular, Inc.	2,283	119,789
#*	LENSAR, Inc.	1,109	7,663
*	LHC Group, Inc.	4,672	973,037
*	Ligand Pharmaceuticals, Inc.	1,893	276,170
*	LivaNova P.L.C.	5,550	471,029
	Luminex Corp.	5,316	195,044
*	MacroGenics, Inc.	2,287	74,007
#*	Madrigal Pharmaceuticals, Inc.	502	68,322
*	Magellan Health, Inc.	2,600	244,920
*	Masimo Corp.	7,494	1,743,629
	McKesson Corp.	20,756	3,892,995
*»	MedCath Corp.	1,565	0
*	MEDNAX, Inc.	13,100	344,792
*	Medpace Holdings, Inc.	3,665	621,877
	Medtronic P.L.C.	185,933	24,342,348
	Merck & Co., Inc.	349,652	26,049,074
*	Merit Medical Systems, Inc.	7,199	457,856
*	Mettler-Toledo International, Inc.	3,400	4,465,288
*	Moderna, Inc.	4,867	870,317
*	ModivCare, Inc.	1,602	224,408
*	Molina Healthcare, Inc.	8,093	2,064,524
*	Myriad Genetics, Inc.	8,600	259,892
	National HealthCare Corp.	1,000	70,310
	National Research Corp.	700	35,910
*	Natus Medical, Inc.	3,868	98,827
#*	Nektar Therapeutics	18,655	365,825
*	Neogen Corp.	6,081	583,837
#*	NeoGenomics, Inc.	11,937	584,794
*	Neurocrine Biosciences, Inc.	11,646	1,100,431
*	Nevro Corp.	745	128,743
*	NextGen Healthcare, Inc.	6,093	111,563
*	Novavax, Inc.	4,490	1,063,816
*	Novocure, Ltd.	11,747	2,397,563
*	NuVasive, Inc.	7,093	506,795
*	Omnicell, Inc.	5,501	797,755
*	OraSure Technologies, Inc.	4,876	44,615
*	Orthofix Medical, Inc.	2,510	111,319
	Owens & Minor, Inc.	6,767	244,221
*	Pacira BioSciences, Inc.	6,544	413,450

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Patterson Cos., Inc.	9,882	$317,607
#*»	PDL BioPharma, Inc.	14,616	36,102
*	Pennant Group, Inc. (The)	3,134	126,676
#*	Penumbra, Inc.	4,797	1,467,834
	PerkinElmer, Inc.	16,170	2,096,117
	Perrigo Co. P.L.C.	15,828	658,920
#*	PetIQ, Inc.	3,789	161,411
	Pfizer, Inc.	770,017	29,761,157
*	PRA Health Sciences, Inc.	7,948	1,326,442
	Premier, Inc., Class A	9,849	348,162
*	Prestige Consumer Healthcare, Inc.	5,722	249,250
	Quest Diagnostics, Inc.	17,526	2,311,329
#*	Quidel Corp.	5,538	580,327
*	R1 RCM, Inc.	12,353	336,990
*	RadNet, Inc.	1,992	44,501
*	Regeneron Pharmaceuticals, Inc.	11,305	5,441,097
*	REGENXBIO, Inc.	3,356	116,420
*	Repligen Corp.	5,838	1,235,963
	ResMed, Inc.	20,050	3,768,799
*	Rocket Pharmaceuticals, Inc.	687	31,492
#*	Sangamo Therapeutics, Inc.	14,055	165,568
#*	Sarepta Therapeutics, Inc.	8,529	604,194
*	Seagen, Inc.	16,967	2,439,176
*	SeaSpine Holdings Corp.	866	18,021
*	Select Medical Holdings Corp.	14,748	556,295
*	STAAR Surgical Co.	2,815	385,683
	STERIS P.L.C.	11,989	2,529,919
	Stryker Corp.	46,708	12,266,922
*	Supernus Pharmaceuticals, Inc.	6,017	183,218
*	Surgalign Holdings, Inc.	5,843	10,576
*	Surmodics, Inc.	1,400	74,886
*	Syneos Health, Inc.	9,745	826,863
*	Tactile Systems Technology, Inc.	1,413	80,965
*	Taro Pharmaceutical Industries, Ltd.	923	68,320
#*	Teladoc Health, Inc.	9,988	1,721,432
	Teleflex, Inc.	6,387	2,698,380
*	Tenet Healthcare Corp.	13,193	781,817
	Thermo Fisher Scientific, Inc.	54,688	25,715,938
*	Travere Therapeutics, Inc.	1,459	36,066
*	Triple-S Management Corp., Class B	2,641	62,618
*	United Therapeutics Corp.	5,524	1,113,417
	UnitedHealth Group, Inc.	131,466	52,428,641
	Universal Health Services, Inc., Class B	10,287	1,526,694
	US Physical Therapy, Inc.	1,602	180,145
	Utah Medical Products, Inc.	276	24,084
*	Varex Imaging Corp.	4,622	109,726
*	Veeva Systems, Inc., Class A	19,050	5,380,673
#*	Vericel Corp.	2,018	125,964
*	Vertex Pharmaceuticals, Inc.	34,482	7,523,972
*	Viatris, Inc.	150,678	2,004,017
*	Vocera Communications, Inc.	2,138	77,331
*	Waters Corp.	8,611	2,582,181
	West Pharmaceutical Services, Inc.	10,103	3,319,038
*	Xencor, Inc.	5,879	250,210
	Zimmer Biomet Holdings, Inc.	27,872	4,937,804
	Zoetis, Inc.	66,278	11,468,082
#*	Zogenix, Inc.	3,236	61,128

TOTAL HEALTH CARE			702,705,562

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (9.7%)
	3M Co.	72,798	$14,351,398
	AAON, Inc.	7,351	480,829
	AAR Corp.	3,583	144,180
	ABM Industries, Inc.	6,130	315,143
	ACCO Brands Corp.	8,820	75,676
	Acme United Corp.	400	17,880
	Acuity Brands, Inc.	4,582	850,053
	Advanced Drainage Systems, Inc.	7,190	802,835
*	AECOM	22,340	1,484,046
*	Aegion Corp.	4,222	127,082
	Aerojet Rocketdyne Holdings, Inc.	11,251	525,647
*	AeroVironment, Inc.	2,727	300,979
	AGCO Corp.	8,730	1,273,882
	Air Lease Corp.	11,973	559,259
*	Air Transport Services Group, Inc.	8,719	229,484
	Alamo Group, Inc.	1,990	312,927
*	Alaska Air Group, Inc.	14,070	972,800
	Albany International Corp., Class A	4,033	359,905
*	Allegiant Travel Co.	1,647	388,247
	Allegion P.L.C.	12,795	1,719,392
	Allison Transmission Holdings, Inc.	17,396	721,412
	Altra Industrial Motion Corp.	5,270	310,983
	AMERCO	1,054	628,848
*	Ameresco, Inc., Class A	1,700	89,743
#*	American Airlines Group, Inc.	5,300	115,116
*	American Woodmark Corp.	1,498	148,991
	AMETEK, Inc.	31,718	4,279,710
	AO Smith Corp.	17,264	1,169,636
	Apogee Enterprises, Inc.	3,000	105,390
	Applied Industrial Technologies, Inc.	4,882	467,012
	ArcBest Corp.	3,000	218,280
	Arcosa, Inc.	6,333	381,817
	Argan, Inc.	1,347	67,552
*	Armstrong Flooring, Inc.	2,092	10,857
	Armstrong World Industries, Inc.	7,082	734,049
*	ASGN, Inc.	5,785	608,466
	Astec Industries, Inc.	2,360	177,024
*	Astronics Corp.	1,186	20,648
#*	Astronics Corp., Class B	2,338	40,506
*	Atkore, Inc.	6,493	508,272
*	Atlas Air Worldwide Holdings, Inc.	3,143	213,441
*	Avis Budget Group, Inc.	10,677	956,766
*	Axon Enterprise, Inc.	8,025	1,216,670
	AZZ, Inc.	2,800	147,392
	Barnes Group, Inc.	6,294	314,196
	Barrett Business Services, Inc.	825	60,497
*	Beacon Roofing Supply, Inc.	6,843	385,466
*	Boeing Co. (The)	74,579	17,474,605
	Boise Cascade Co.	6,152	410,461
	Booz Allen Hamilton Holding Corp.	20,028	1,661,323
	Brady Corp., Class A	6,680	364,528
	Brink’s Co. (The)	6,947	555,204
*	Builders FirstSource, Inc.	26,022	1,266,491
	BWX Technologies, Inc.	12,816	857,647
*	CACI International, Inc., Class A	3,815	972,291
	CAI International, Inc.	1,400	59,570
	Carlisle Cos., Inc.	8,398	1,609,477
	Carrier Global Corp.	115,109	5,016,450
*	Casella Waste Systems, Inc., Class A	7,922	531,645

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Caterpillar, Inc.	75,504	$17,223,217
*	CBIZ, Inc.	5,600	188,104
*	CECO Environmental Corp.	1,246	9,096
	CH Robinson Worldwide, Inc.	17,809	1,728,898
*	Chart Industries, Inc.	3,701	594,492
#*	Cimpress P.L.C.	3,505	333,886
	Cintas Corp.	11,864	4,094,741
*	CIRCOR International, Inc.	1,580	54,305
*	Clean Harbors, Inc.	7,136	634,819
*	Colfax Corp.	6,482	292,922
	Columbus McKinnon Corp.	2,000	99,020
	Comfort Systems USA, Inc.	4,929	405,952
*	Commercial Vehicle Group, Inc.	1,374	15,100
#*	Copa Holdings SA, Class A	3,579	309,583
*	Copart, Inc.	29,306	3,648,890
	CoreLogic, Inc.	11,749	936,395
*	CoStar Group, Inc.	5,234	4,472,087
	Covanta Holding Corp.	6,577	98,918
*	Covenant Logistics Group, Inc.	779	16,756
*	CPI Aerostructures, Inc.	541	2,332
	CRA International, Inc.	1,072	86,039
	Crane Co.	5,850	550,251
	CSW Industrials, Inc.	1,519	205,688
	CSX Corp.	104,822	10,560,816
	Cubic Corp.	4,150	310,586
	Cummins, Inc.	19,428	4,896,633
	Curtiss-Wright Corp.	5,700	729,030
	Deere & Co.	41,371	15,342,435
*	Delta Air Lines, Inc.	83,105	3,899,287
	Deluxe Corp.	5,100	224,502
	Donaldson Co., Inc.	17,602	1,106,814
	Douglas Dynamics, Inc.	3,141	140,497
	Dover Corp.	19,891	2,967,538
*	Ducommun, Inc.	1,100	64,823
*	DXP Enterprises, Inc.	1,275	37,319
*	Dycom Industries, Inc.	3,892	365,109
	Eastern Co. (The)	600	16,962
	Eaton Corp. P.L.C.	54,404	7,775,964
*	Echo Global Logistics, Inc.	2,925	95,647
	EMCOR Group, Inc.	8,359	1,001,408
	Emerson Electric Co.	83,357	7,542,975
	Encore Wire Corp.	3,200	238,976
	Enerpac Tool Group Corp.	6,838	181,891
	EnerSys	5,842	535,010
	Ennis, Inc.	2,716	56,303
	EnPro Industries, Inc.	3,009	257,721
	Equifax, Inc.	17,466	4,003,731
	ESCO Technologies, Inc.	4,375	475,825
*	Evoqua Water Technologies Corp.	8,192	234,127
	Expeditors International of Washington, Inc.	23,436	2,574,679
	Exponent, Inc.	7,325	705,617
	Fastenal Co.	79,300	4,145,804
	Federal Signal Corp.	8,821	365,454
	FedEx Corp.	34,241	9,940,505
	Flowserve Corp.	13,500	535,140
*	Fluor Corp.	15,267	350,836
*	Forrester Research, Inc.	1,137	49,403
	Fortive Corp.	41,017	2,904,824
	Fortune Brands Home & Security, Inc.	19,232	2,018,975

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Forward Air Corp.	4,083	$360,488
*	Franklin Covey Co.	1,500	45,810
	Franklin Electric Co., Inc.	5,400	438,858
*	FTI Consulting, Inc.	5,774	801,720
	GATX Corp.	4,700	459,237
*	Gencor Industries, Inc.	600	7,194
*	Generac Holdings, Inc.	8,628	2,795,041
	General Dynamics Corp.	31,375	5,968,466
	General Electric Co.	1,000,399	13,125,235
*	Gibraltar Industries, Inc.	4,240	389,486
*	GMS, Inc.	4,371	191,056
	Gorman-Rupp Co. (The)	2,441	84,263
*	GP Strategies Corp.	1,526	24,034
	Graco, Inc.	24,201	1,858,637
	Graham Corp.	1,500	20,565
	Granite Construction, Inc.	5,338	203,378
*	Great Lakes Dredge & Dock Corp.	6,665	104,640
	Greenbrier Cos., Inc. (The)	3,749	177,103
	Griffon Corp.	5,003	135,681
	H&E Equipment Services, Inc.	3,851	149,804
*	Hawaiian Holdings, Inc.	5,254	131,928
	Healthcare Services Group, Inc.	8,500	254,575
	Heartland Express, Inc.	5,162	95,962
	HEICO Corp.	6,163	867,750
	HEICO Corp., Class A	11,035	1,393,500
	Heidrick & Struggles International, Inc.	1,861	78,720
	Helios Technologies, Inc.	3,335	241,054
*	Herc Holdings, Inc.	1,561	164,842
	Herman Miller, Inc.	7,886	327,269
*	Hexcel Corp.	10,870	613,177
	Hillenbrand, Inc.	1	49
	HNI Corp.	4,878	206,535
	Honeywell International, Inc.	97,200	21,679,488
*	Howmet Aerospace, Inc.	50,495	1,613,820
*	Hub Group, Inc., Class A	4,335	284,896
	Hubbell, Inc.	7,536	1,446,987
*	Hudson Global, Inc.	314	5,573
	Huntington Ingalls Industries, Inc.	5,791	1,229,545
	Hurco Cos., Inc.	883	30,331
*	Huron Consulting Group, Inc.	2,384	134,124
	Hyster-Yale Materials Handling, Inc.	1,066	86,186
*	IAA, Inc.	19,875	1,248,349
	ICF International, Inc.	1,950	177,567
	IDEX Corp.	10,641	2,385,712
*	IES Holdings, Inc.	858	45,294
	Illinois Tool Works, Inc.	44,127	10,169,508
*	Ingersoll Rand, Inc.	43,788	2,163,565
	Innovative Solutions & Support, Inc.	1,906	11,741
	Insperity, Inc.	5,654	494,951
	Insteel Industries, Inc.	2,000	76,260
	Interface, Inc.	6,700	86,028
	ITT, Inc.	12,990	1,225,087
	Jacobs Engineering Group, Inc.	18,846	2,518,014
	JB Hunt Transport Services, Inc.	12,057	2,058,250
*	JELD-WEN Holding, Inc.	7,812	227,876
*	JetBlue Airways Corp.	26,500	539,540
	John Bean Technologies Corp.	4,198	610,305
	Johnson Controls International P.L.C.	102,350	6,380,499
	Kadant, Inc.	1,300	231,439

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kaman Corp.	3,749	$200,009
	Kansas City Southern	13,035	3,808,957
	KAR Auction Services, Inc.	16,984	254,590
	KBR, Inc.	19,579	774,545
*	Kelly Services, Inc., Class A	2,829	70,866
	Kennametal, Inc.	9,504	381,681
	Kforce, Inc.	3,290	184,372
	Kimball International, Inc., Class B	4,201	61,251
*	Kirby Corp.	6,514	414,942
	Knight-Swift Transportation Holdings, Inc.	15,907	749,538
	Knoll, Inc.	5,103	121,962
	Korn Ferry	6,571	446,105
*	Kratos Defense & Security Solutions, Inc.	11,735	313,794
	L3Harris Technologies, Inc.	29,952	6,266,857
	Landstar System, Inc.	5,210	897,579
*	Lawson Products, Inc.	649	34,027
*	LB Foster Co., Class A	581	9,377
	Leidos Holdings, Inc.	18,908	1,915,002
	Lennox International, Inc.	4,757	1,595,212
	Lincoln Electric Holdings, Inc.	8,460	1,083,303
	Lindsay Corp.	1,349	223,637
	Lockheed Martin Corp.	34,476	13,120,187
	LSI Industries, Inc.	2,400	19,728
*	Lydall, Inc.	2,435	89,730
	Macquarie Infrastructure Corp.	8,465	281,969
*	Manitowoc Co., Inc. (The)	2,711	62,028
	ManpowerGroup, Inc.	8,043	972,318
	ManTech International Corp., Class A	4,027	343,704
	Marten Transport, Ltd.	8,394	140,348
	Masco Corp.	36,440	2,327,787
*	Masonite International Corp.	896	113,156
#*	MasTec, Inc.	8,119	847,299
*	Matrix Service Co.	3,023	39,934
	Matson, Inc.	5,500	359,315
	Matthews International Corp., Class A	3,280	135,726
	McGrath RentCorp	2,786	228,396
*	Mercury Systems, Inc.	6,319	475,442
*	Meritor, Inc.	9,597	259,407
*	Middleby Corp. (The)	7,154	1,297,163
	Miller Industries, Inc.	1,421	61,131
*	Mistras Group, Inc.	1,002	11,152
	Moog, Inc., Class A	3,953	342,132
*	MRC Global, Inc.	9,392	88,473
	MSA Safety, Inc.	5,210	837,560
	MSC Industrial Direct Co., Inc., Class A	5,817	524,461
	Mueller Industries, Inc.	5,800	260,246
	Mueller Water Products, Inc., Class A	20,622	296,132
*	MYR Group, Inc.	2,509	195,451
	National Presto Industries, Inc.	737	75,823
*	Navistar International Corp.	4,516	199,833
	Nielsen Holdings P.L.C.	38,659	991,603
	Nordson Corp.	7,302	1,543,716
	Norfolk Southern Corp.	35,342	9,868,900
	Northrop Grumman Corp.	22,019	7,804,414
*	NOW, Inc.	15,137	148,645
*	NV5 Global, Inc.	1,435	129,337
	nVent Electric P.L.C.	22,197	675,899
	Old Dominion Freight Line, Inc.	13,069	3,369,319
	Omega Flex, Inc.	302	48,018

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Oshkosh Corp.	9,200	$1,144,756
	Otis Worldwide Corp.	53,818	4,190,808
	Owens Corning	13,944	1,349,919
	PACCAR, Inc.	44,718	4,019,254
*	PAM Transportation Services, Inc.	235	13,611
	Park Aerospace Corp.	2,087	28,154
	Parker-Hannifin Corp.	17,893	5,615,002
	Park-Ohio Holdings Corp.	500	18,155
	Pentair P.L.C.	22,197	1,431,928
*	Perma-Pipe International Holdings, Inc.	996	6,454
*	PGT Innovations, Inc.	7,509	197,712
	Pitney Bowes, Inc.	16,640	124,301
*	Plug Power, Inc.	30,538	870,638
	Powell Industries, Inc.	700	24,668
	Primoris Services Corp.	3,853	125,839
*	Proto Labs, Inc.	4,110	460,567
	Quanex Building Products Corp.	3,800	103,702
	Quanta Services, Inc.	19,209	1,856,358
	Raven Industries, Inc.	3,878	157,524
	Raytheon Technologies Corp.	193,972	16,146,229
*	RBC Bearings, Inc.	3,951	787,948
	Regal Beloit Corp.	5,376	776,456
	Republic Services, Inc.	31,068	3,302,528
*	Resideo Technologies, Inc.	14,997	450,060
	Resources Connection, Inc.	3,527	49,766
	Rexnord Corp.	15,137	755,790
	Robert Half International, Inc.	15,993	1,401,147
	Rockwell Automation, Inc.	16,018	4,232,917
	Rollins, Inc.	32,821	1,223,567
	Roper Technologies, Inc.	14,112	6,300,161
	Rush Enterprises, Inc., Class A	4,374	215,901
	Ryder System, Inc.	6,155	491,415
*	Saia, Inc.	4,202	985,369
	Schneider National, Inc., Class B	5,924	143,539
	Science Applications International Corp.	8,020	717,148
*	Sensata Technologies Holding P.L.C.	15,620	901,899
	Shyft Group, Inc. (The)	3,375	119,542
*	SIFCO Industries, Inc.	100	1,406
	Simpson Manufacturing Co., Inc.	6,128	690,626
#*	SiteOne Landscape Supply, Inc.	4,819	864,432
	SkyWest, Inc.	5,726	284,353
	Snap-on, Inc.	6,656	1,581,466
	Southwest Airlines Co.	68,480	4,299,174
*	SP Plus Corp.	2,343	80,435
	Spirit AeroSystems Holdings, Inc., Class A	11,500	525,435
#*	Spirit Airlines, Inc.	8,251	295,551
*	SPX Corp.	7,521	456,224
	SPX FLOW, Inc.	5,735	381,894
	Standex International Corp.	1,820	172,572
	Stanley Black & Decker, Inc.	20,397	4,217,488
	Steelcase, Inc., Class A	8,272	114,154
*	Stericycle, Inc.	10,416	794,532
#*	Sunrun, Inc.	12,203	597,947
	Systemax, Inc.	373	15,935
*	Team, Inc.	2,701	26,659
*	Teledyne Technologies, Inc.	4,813	2,155,021
	Tennant Co.	2,004	158,136
	Terex Corp.	7,500	352,425
	Tetra Tech, Inc.	8,557	1,092,130

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Textainer Group Holdings, Ltd.	2,100	$53,802
	Textron, Inc.	31,299	2,010,648
*	Thermon Group Holdings, Inc.	2,619	50,023
	Timken Co. (The)	8,560	717,927
*	Titan Machinery, Inc.	1,496	39,061
	Toro Co. (The)	14,747	1,690,006
*	TPI Composites, Inc.	2,700	143,505
	Trane Technologies P.L.C.	33,295	5,787,670
*	TransDigm Group, Inc.	6,697	4,110,217
	TransUnion	26,686	2,791,089
#*	Trex Co., Inc.	18,864	2,037,123
*	TriMas Corp.	6,804	216,639
*	TriNet Group, Inc.	5,773	454,393
	Trinity Industries, Inc.	13,726	379,387
	Triton International, Ltd.	5,967	299,364
*	TrueBlue, Inc.	4,498	127,293
*	Tutor Perini Corp.	500	8,050
*	Twin Disc, Inc.	668	7,047
*	Uber Technologies, Inc.	46,788	2,562,579
	UFP Industries, Inc.	8,425	708,037
	UniFirst Corp.	1,640	367,672
	Union Pacific Corp.	94,443	20,974,846
*	United Airlines Holdings, Inc.	30,370	1,652,128
	United Parcel Service, Inc., Class B	98,260	20,031,284
*	United Rentals, Inc.	7,428	2,376,589
*	Univar Solutions, Inc.	11,753	274,433
	Universal Logistics Holdings, Inc.	741	18,532
*	US Ecology, Inc.	3,770	160,074
*	USA Truck, Inc.	951	14,617
	Valmont Industries, Inc.	2,900	715,865
*	Vectrus, Inc.	1,092	57,166
	Verisk Analytics, Inc.	21,763	4,095,797
*	Veritiv Corp.	831	34,802
	Viad Corp.	2,808	116,981
*	Vicor Corp.	1,200	110,676
*	Virco Mfg. Corp.	1,620	5,168
	Wabash National Corp.	6,947	122,337
	Waste Management, Inc.	58,724	8,102,150
	Watsco, Inc.	4,339	1,270,720
	Watts Water Technologies, Inc., Class A	3,317	413,132
*	Welbilt, Inc.	15,353	342,986
	Werner Enterprises, Inc.	7,998	369,748
*	WESCO International, Inc.	3,167	290,477
	Westinghouse Air Brake Technologies Corp.	21,450	1,760,401
*	Willis Lease Finance Corp.	400	17,128
*	WillScot Mobile Mini Holdings Corp.	23,851	698,119
	Woodward, Inc.	6,716	839,567
	WW Grainger, Inc.	6,400	2,774,656
*	XPO Logistics, Inc.	12,998	1,808,282
	Xylem, Inc.	23,955	2,650,621

TOTAL INDUSTRIALS			526,654,754

INFORMATION TECHNOLOGY — (27.3%)
#*	2U, Inc.	6,992	274,436
*	3D Systems Corp.	15,000	323,100
	Accenture P.L.C., Class A	87,186	25,281,324
*	ACI Worldwide, Inc.	15,500	585,590
*	ACM Research, Inc., Class A	805	63,555
*	ADDvantage Technologies Group, Inc.	400	808

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Adobe, Inc.	67,212	$34,166,548
	ADTRAN, Inc.	5,562	95,055
	Advanced Energy Industries, Inc.	5,265	580,782
*	Advanced Micro Devices, Inc.	183,772	14,999,471
*	Agilysys, Inc.	2,000	100,820
*	Akamai Technologies, Inc.	21,995	2,390,856
*	Alarm.com Holdings, Inc.	5,092	457,058
*	Alithya Group, Inc., Class A	1,191	2,668
	Alliance Data Systems Corp.	4,582	539,989
*	Alpha & Omega Semiconductor, Ltd.	1,918	59,650
#*	Altair Engineering, Inc., Class A	3,942	256,230
#*	Alteryx, Inc., Class A	6,172	504,561
*	Ambarella, Inc.	4,616	450,014
	Amdocs, Ltd.	17,972	1,379,171
	American Software, Inc., Class A	2,676	55,366
	Amkor Technology, Inc.	20,848	421,547
	Amphenol Corp., Class A	83,178	5,601,207
	Analog Devices, Inc.	51,006	7,812,079
*	Anaplan, Inc.	13,462	803,008
*	ANSYS, Inc.	11,855	4,334,899
#*	Appfolio, Inc., Class A	2,372	343,062
#*	Appian Corp.	2,000	242,360
	Apple, Inc.	2,411,332	316,993,705
	Applied Materials, Inc.	126,522	16,790,735
*	Arista Networks, Inc.	7,232	2,279,309
*	Arlo Technologies, Inc.	7,824	47,961
*	Arrow Electronics, Inc.	10,975	1,251,918
*	Aspen Technology, Inc.	9,412	1,231,466
*	Atlassian Corp. P.L.C., Class A	16,761	3,981,743
*	Autodesk, Inc.	30,303	8,845,749
	Automatic Data Processing, Inc.	59,878	11,196,587
*	Avalara, Inc.	10,106	1,432,121
*	Avaya Holdings Corp.	10,935	314,600
*	Avid Technology, Inc.	3,837	87,253
	Avnet, Inc.	13,700	601,704
*	Aware, Inc.	1,934	6,769
*	Axcelis Technologies, Inc.	6,777	281,449
*	AXT, Inc.	3,074	30,310
	Badger Meter, Inc.	4,800	448,272
	Bel Fuse, Inc., Class B	1,175	23,418
	Belden, Inc.	5,095	220,512
	Benchmark Electronics, Inc.	4,988	149,740
#*	Bill.Com Holdings, Inc.	1,492	230,708
*	Black Knight, Inc.	21,886	1,584,984
*	Blackbaud, Inc.	6,100	433,832
#*	Blackline, Inc.	1,310	152,039
*	Bm Technologies, Inc.	453	4,444
*	Bottomline Technologies De, Inc.	5,152	250,181
#*	Box, Inc., Class A	10,790	229,827
	Broadcom, Inc.	55,793	25,452,767
	Broadridge Financial Solutions, Inc.	16,317	2,588,366
	Brooks Automation, Inc.	8,686	880,152
*	Cadence Design Systems, Inc.	40,107	5,284,899
*	CalAmp Corp.	2,813	38,679
*	Calix, Inc.	3,886	164,339
*	Cardtronics P.L.C., Class A	5,201	202,007
	Cass Information Systems, Inc.	1,475	67,688
	CDK Global, Inc.	16,722	896,132
	CDW Corp.	19,663	3,506,503

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Cerence, Inc.	5,094	$491,113
*	Ceridian HCM Holding, Inc.	11,796	1,114,486
*	CEVA, Inc.	3,028	167,872
*	Ciena Corp.	22,310	1,125,986
*	Cirrus Logic, Inc.	7,925	589,699
	Cisco Systems, Inc.	583,707	29,716,523
	Citrix Systems, Inc.	16,501	2,043,649
*	Clearfield, Inc.	574	19,717
	CMC Materials, Inc.	4,300	788,749
	Cognex Corp.	24,173	2,081,779
	Cognizant Technology Solutions Corp., Class A	69,240	5,566,896
*	Cognyte Software Ltd.	8,843	231,068
*	Coherent, Inc.	3,248	844,448
*	Cohu, Inc.	4,183	167,362
#	Communications Systems, Inc.	901	5,857
*	CommVault Systems, Inc.	5,079	353,041
	Comtech Telecommunications Corp.	3,063	73,451
*	Concentrix Corp.	4,883	758,721
*	Conduent, Inc.	19,121	130,023
	Corning, Inc.	108,143	4,781,002
*	Coupa Software, Inc.	9,364	2,519,291
#*	Cree, Inc.	14,882	1,479,568
	CSG Systems International, Inc.	4,900	225,351
	CTS Corp.	5,571	181,169
*	CyberOptics Corp.	1,199	39,555
	Daktronics, Inc.	4,150	25,605
*	Dell Technologies, Inc., Class C	23,492	2,309,968
*	Digi International, Inc.	2,040	36,455
*	Digital Turbine, Inc.	8,176	616,716
*	Diodes, Inc.	6,555	503,490
*	DocuSign, Inc.	15,249	3,399,612
	Dolby Laboratories, Inc., Class A	8,303	842,505
*	Dropbox, Inc., Class A	21,949	564,089
*	DSP Group, Inc.	2,560	35,558
	DXC Technology Co.	29,054	956,167
*	Dynatrace, Inc.	5,115	266,185
	Ebix, Inc.	2,616	78,768
*	EchoStar Corp., Class A	5,475	133,864
#*	Elastic N.V.	3,150	379,953
*	EMCORE Corp.	827	5,152
*	Enphase Energy, Inc.	13,673	1,903,965
	Entegris, Inc.	20,172	2,270,964
*	Envestnet, Inc.	7,023	518,508
*	EPAM Systems, Inc.	7,736	3,541,154
*	ePlus, Inc.	1,395	140,002
*	Euronet Worldwide, Inc.	7,086	1,016,345
	EVERTEC, Inc.	10,804	431,080
*	Evo Payments, Inc., Class A	5,258	149,906
*	ExlService Holdings, Inc.	4,142	382,638
*	F5 Networks, Inc.	8,448	1,577,748
*	Fabrinet	5,460	467,485
*	Fair Isaac Corp.	4,225	2,202,957
*	FARO Technologies, Inc.	2,100	159,274
	Fidelity National Information Services, Inc.	86,213	13,181,968
*	FireEye, Inc.	23,894	474,893
*	First Solar, Inc.	10,929	836,396
*	Fiserv, Inc.	78,256	9,400,111
#*	Five9, Inc.	2,135	401,316
*	FleetCor Technologies, Inc.	11,933	3,433,363

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Flex, Ltd.	67,259	$1,170,307
	FLIR Systems, Inc.	17,603	1,055,652
*	FormFactor, Inc.	12,892	504,722
*	Fortinet, Inc.	19,527	3,987,999
*	Frequency Electronics, Inc.	798	8,571
*	Gartner, Inc.	11,479	2,248,507
	Genpact, Ltd.	22,661	1,077,077
	Global Payments, Inc.	41,646	8,938,481
*	Globant SA	4,910	1,125,274
*	GoDaddy, Inc., Class A	22,740	1,974,287
*	GSI Technology, Inc.	2,032	11,989
*	Guidewire Software, Inc.	11,718	1,236,366
	Hackett Group, Inc. (The)	5,500	91,465
#*	Harmonic, Inc.	10,205	79,803
	Hewlett Packard Enterprise Co.	180,706	2,894,910
	HP, Inc.	203,221	6,931,868
*	HubSpot, Inc.	6,133	3,228,718
*	Ichor Holdings, Ltd.	1,685	93,972
*	IEC Electronics Corp.	638	7,777
#*	II-VI, Inc.	4,886	328,046
#*	Impinj, Inc.	2,300	109,158
#*	Infinera Corp.	23,036	212,392
*	Insight Enterprises, Inc.	4,020	403,487
	Intel Corp.	589,556	33,917,157
	InterDigital, Inc.	4,500	312,390
	International Business Machines Corp.	103,724	14,716,361
*	Intevac, Inc.	2,384	15,281
	Intuit, Inc.	35,792	14,752,031
*	IPG Photonics Corp.	4,920	1,068,181
*	Iteris, Inc.	600	4,050
*	Itron, Inc.	5,489	493,681
#*	j2 Global, Inc.	6,237	754,677
	Jabil, Inc.	21,394	1,121,473
	Jack Henry & Associates, Inc.	11,132	1,812,624
	Juniper Networks, Inc.	42,678	1,083,594
*	Key Tronic Corp.	749	5,213
*	Keysight Technologies, Inc.	25,991	3,751,801
*	Kimball Electronics, Inc.	1,875	43,144
	KLA Corp.	22,115	6,973,965
*	Knowles Corp.	11,789	246,390
	Kulicke & Soffa Industries, Inc.	8,552	486,181
*	KVH Industries, Inc.	2,000	26,780
	Lam Research Corp.	19,485	12,089,468
*	Lattice Semiconductor Corp.	18,052	908,196
#*	Limelight Networks, Inc.	14,044	43,958
	Littelfuse, Inc.	3,039	806,064
*	LiveRamp Holdings, Inc.	9,839	481,914
#*	Lumentum Holdings, Inc.	9,180	780,759
*	MACOM Technology Solutions Holdings, Inc.	3,308	187,266
*	Magnachip Semiconductor Corp.	2,100	52,521
*	Manhattan Associates, Inc.	10,041	1,378,027
	Marvell Technology, Inc.	107,361	4,853,791
	Mastercard, Inc., Class A	123,751	47,280,307
	Maxim Integrated Products, Inc.	37,289	3,505,166
	MAXIMUS, Inc.	8,503	779,215
*	MaxLinear, Inc.	8,902	320,383
	Methode Electronics, Inc.	5,669	254,708
	Microchip Technology, Inc.	33,849	5,087,166
*	Micron Technology, Inc.	155,454	13,379,926

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microsoft Corp.	995,967	$251,162,958
#*	MicroStrategy, Inc., Class A	451	296,379
*	Mimecast, Ltd.	5,710	247,928
	MKS Instruments, Inc.	7,490	1,341,534
#*	MongoDB, Inc.	6,635	1,973,647
	Monolithic Power Systems, Inc.	5,983	2,162,137
	Motorola Solutions, Inc.	23,431	4,412,057
	National Instruments Corp.	14,365	594,855
*	NCR Corp.	16,491	754,463
	NetApp, Inc.	32,943	2,460,513
*	NETGEAR, Inc.	3,951	147,017
*	Netscout Systems, Inc.	4,436	116,201
	NortonLifeLock, Inc.	77,552	1,675,899
*	Novanta, Inc.	4,534	597,173
*	Nuance Communications, Inc.	40,758	2,167,103
	NVIDIA Corp.	83,317	50,021,860
#*	Okta, Inc.	15,927	4,295,512
*	ON Semiconductor Corp.	51,755	2,018,445
*	OneSpan, Inc.	601	16,113
*	Onto Innovation, Inc.	11,380	779,758
*	Optical Cable Corp.	668	2,184
	Oracle Corp.	297,125	22,519,104
*	OSI Systems, Inc.	2,078	200,672
*	Palo Alto Networks, Inc.	13,336	4,712,809
#*	PAR Technology Corp.	1,750	143,745
	Paychex, Inc.	44,428	4,331,286
*	Paycom Software, Inc.	7,182	2,760,833
*	Paylocity Holding Corp.	4,802	927,938
*	PayPal Holdings, Inc.	159,367	41,800,370
	PC Connection, Inc.	1,900	86,165
*	PDF Solutions, Inc.	3,109	55,123
	Pegasystems, Inc.	4,961	629,749
*	Perficient, Inc.	2,556	167,699
	Perspecta, Inc.	18,382	538,041
*	Photronics, Inc.	5,488	69,698
*	Plexus Corp.	3,889	359,499
	Power Integrations, Inc.	8,732	723,097
	Progress Software Corp.	6,750	294,705
*	Proofpoint, Inc.	6,895	1,186,698
*	PTC, Inc.	14,723	1,927,830
*	Pure Storage, Inc., Class A	32,390	654,926
*	Q2 Holdings, Inc.	1,122	116,710
	QAD, Inc., Class A	739	52,240
	QAD, Inc., Class B	184	8,541
*	Qorvo, Inc.	15,862	2,984,753
	QUALCOMM, Inc.	156,365	21,703,462
#*	Qualys, Inc.	4,950	501,732
*	Rambus, Inc.	13,613	258,375
*	Ribbon Communications, Inc.	7,000	47,250
#*	RingCentral, Inc., Class A	10,730	3,422,333
*	Rogers Corp.	2,468	483,333
#	Sabre Corp.	4,076	61,058
*	Sailpoint Technologies Holdings, Inc.	5,468	267,002
*	salesforce.com, Inc.	118,653	27,328,159
*	Sanmina Corp.	7,765	317,123
*	ScanSource, Inc.	2,184	66,022
	Seagate Technology P.L.C.	34,199	3,175,035
*	Semtech Corp.	9,964	674,961
*	ServiceNow, Inc.	26,080	13,206,130

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Silicon Laboratories, Inc.	5,917	$834,001
	Skyworks Solutions, Inc.	23,303	4,225,533
*	Slack Technologies, Inc., Class A	24,226	1,027,182
*	SolarEdge Technologies, Inc.	6,275	1,653,713
*	SolarWinds Corp.	2,500	42,150
*	Splunk, Inc.	21,856	2,763,036
*	SPS Commerce, Inc.	5,228	535,556
#*	Square, Inc., Class A	48,753	11,935,709
	SS&C Technologies Holdings, Inc.	30,412	2,257,179
*	Super Micro Computer, Inc.	2,900	107,358
*	Sykes Enterprises, Inc.	5,295	232,080
#*	Synaptics, Inc.	4,600	643,402
	SYNNEX Corp.	4,883	591,820
*	Synopsys, Inc.	20,768	5,130,942
	TE Connectivity, Ltd.	46,031	6,189,789
*	Teradata Corp.	14,485	716,573
	Teradyne, Inc.	24,034	3,006,173
	Texas Instruments, Inc.	126,624	22,856,898
*	Trade Desk, Inc. (The), Class A	5,324	3,882,846
*	TransAct Technologies, Inc.	600	7,626
*	Trimble, Inc.	33,593	2,754,626
	TTEC Holdings, Inc.	2,400	244,152
*	TTM Technologies, Inc.	10,121	151,815
*	Twilio, Inc., Class A	11,933	4,388,957
*	Tyler Technologies, Inc.	5,539	2,353,300
	Ubiquiti, Inc.	940	268,210
*	Ultra Clean Holdings, Inc.	5,216	266,381
*	Unisys Corp.	8,665	207,960
	Universal Display Corp.	5,478	1,225,374
*	Upland Software, Inc.	2,329	115,425
*	Veeco Instruments, Inc.	5,634	129,638
*	Verint Systems, Inc.	8,843	429,505
*	VeriSign, Inc.	14,705	3,217,013
*	ViaSat, Inc.	5,549	287,383
*	Viavi Solutions, Inc.	31,451	514,538
#	Visa, Inc., Class A	233,571	54,552,843
	Vishay Intertechnology, Inc.	16,928	415,921
*	Vishay Precision Group, Inc.	1,973	62,899
#*	VMware, Inc., Class A	10,679	1,717,504
*	Vontier Corp.	16,406	514,164
	Wayside Technology Group, Inc.	152	3,724
	Western Digital Corp.	34,746	2,454,110
	Western Union Co. (The)	58,396	1,504,281
*	WEX, Inc.	5,640	1,157,384
*	Workday, Inc., Class A	23,359	5,769,673
	Xerox Holdings Corp.	19,258	464,888
	Xilinx, Inc.	33,783	4,322,873
	Xperi Holding Corp.	12,766	262,341
*	Zebra Technologies Corp., Class A	7,337	3,578,548
*	Zendesk, Inc.	15,467	2,260,502
#*	Zscaler, Inc.	9,124	1,712,027

TOTAL INFORMATION TECHNOLOGY			1,481,898,722

MATERIALS — (2.9%)
*	AdvanSix, Inc.	3,590	104,397
	Air Products & Chemicals, Inc.	30,719	8,861,817
	Albemarle Corp.	15,110	2,541,049
*	Alcoa Corp.	21,233	777,977
*	Allegheny Technologies, Inc.	14,483	336,875

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Amcor P.L.C.	101,003	$1,186,785
	American Vanguard Corp.	2,950	58,351
	AptarGroup, Inc.	8,000	1,206,480
*	Arconic Corp.	14,750	421,850
	Ashland Global Holdings, Inc.	7,844	676,231
	Avery Dennison Corp.	11,601	2,484,586
	Avient Corp.	2,032	103,165
*	Axalta Coating Systems, Ltd.	16,787	535,337
	Balchem Corp.	4,312	548,443
	Ball Corp.	44,782	4,193,386
*	Berry Global Group, Inc.	16,920	1,076,450
	Cabot Corp.	7,768	426,308
	Carpenter Technology Corp.	5,484	207,679
	Celanese Corp.	17,215	2,696,730
*	Century Aluminum Co.	6,132	96,027
	CF Industries Holdings, Inc.	28,317	1,377,056
	Chase Corp.	1,300	153,972
	Chemours Co. (The)	19,364	584,793
*	Clearwater Paper Corp.	2,101	70,299
*	Coeur Mining, Inc.	34,065	275,245
	Commercial Metals Co.	14,074	411,242
	Compass Minerals International, Inc.	3,878	263,394
*	Core Molding Technologies, Inc.	389	4,283
	Corteva, Inc.	92,500	4,510,300
	Crown Holdings, Inc.	19,459	2,136,598
	Domtar Corp.	6,303	248,464
	Dow, Inc.	95,366	5,960,375
	DuPont de Nemours, Inc.	41,886	3,229,829
	Eagle Materials, Inc.	4,745	655,474
	Eastman Chemical Co.	18,808	2,170,255
	Ecolab, Inc.	34,530	7,738,864
	Element Solutions, Inc.	23,645	517,353
*	Ferro Corp.	9,200	153,272
»	Ferroglobe Representation & Warranty Insurance Trust	6,858	0
	FMC Corp.	18,100	2,140,144
	Freeport-McMoRan, Inc.	185,978	7,013,230
	Friedman Industries, Inc.	599	4,888
	FutureFuel Corp.	1,256	15,951
*	GCP Applied Technologies, Inc.	5,424	139,343
	Glatfelter Corp.	4,200	61,824
	Graphic Packaging Holding Co.	35,989	667,596
	Greif, Inc., Class A	3,457	209,183
	Hawkins, Inc.	1,776	59,230
	Haynes International, Inc.	1,733	50,673
	HB Fuller Co.	6,500	434,330
	Hecla Mining Co.	47,181	278,840
	Huntsman Corp.	27,042	775,294
*	Ingevity Corp.	5,084	396,959
	Innospec, Inc.	3,975	387,205
	International Flavors & Fragrances, Inc.	43,050	6,120,418
	International Paper Co.	47,791	2,771,878
	Kaiser Aluminum Corp.	1,800	216,846
*	Koppers Holdings, Inc.	1,900	63,156
*	Kraton Corp.	3,626	129,666
	Kronos Worldwide, Inc.	2,426	41,242
	Linde P.L.C.	72,802	20,809,724
#*	Livent Corp.	16,928	305,043
	Louisiana-Pacific Corp.	17,000	1,119,960
	LyondellBasell Industries NV, Class A	34,179	3,545,729

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Martin Marietta Materials, Inc.	8,399	$2,965,855
	Materion Corp.	4,330	306,607
	Mercer International, Inc.	3,588	59,166
	Minerals Technologies, Inc.	4,300	336,002
	Mosaic Co. (The)	39,149	1,377,262
	Myers Industries, Inc.	3,889	87,736
	Neenah, Inc.	1,500	79,755
	NewMarket Corp.	1,212	420,067
	Newmont Corp.	105,809	6,603,540
	Northern Technologies International Corp.	600	9,330
	Nucor Corp.	38,635	3,178,115
*	O-I Glass, Inc.	17,052	281,187
	Olin Corp.	21,720	934,612
	Packaging Corp. of America	12,843	1,896,269
	PPG Industries, Inc.	32,665	5,593,555
*	Rayonier Advanced Materials, Inc.	4,767	43,332
	Reliance Steel & Aluminum Co.	9,186	1,472,608
	Royal Gold, Inc.	9,190	1,027,993
	RPM International, Inc.	18,490	1,753,592
	Schnitzer Steel Industries, Inc., Class A	1,369	64,630
	Schweitzer-Mauduit International, Inc.	3,186	145,505
	Scotts Miracle-Gro Co. (The)	5,865	1,355,753
	Sealed Air Corp.	21,112	1,042,933
	Sensient Technologies Corp.	5,521	454,047
	Sherwin-Williams Co. (The)	34,059	9,327,738
	Silgan Holdings, Inc.	11,200	472,304
	Sonoco Products Co.	11,872	777,141
	Southern Copper Corp.	10,534	731,165
	Steel Dynamics, Inc.	24,241	1,314,347
	Stepan Co.	2,863	374,080
*	Summit Materials, Inc., Class A	11,741	338,023
	SunCoke Energy, Inc.	6,923	46,730
*	Synalloy Corp.	737	6,714
*	TimkenSteel Corp.	4,280	51,446
*	Trecora Resources	613	4,653
	Tredegar Corp.	2,230	32,603
	Trinseo SA	3,678	227,705
	Tronox Holdings P.L.C., Class A	10,657	225,928
	United States Lime & Minerals, Inc.	353	48,778
	United States Steel Corp.	20,893	480,748
*	Universal Stainless & Alloy Products, Inc.	545	4,981
#*	US Concrete, Inc.	1,426	90,423
	Valvoline, Inc.	20,335	638,519
	Verso Corp., Class A	3,081	47,571
	Vulcan Materials Co.	17,700	3,154,848
	Warrior Met Coal, Inc.	4,151	65,793
	Westlake Chemical Corp.	5,120	480,717
	WestRock Co.	29,980	1,671,385
	Worthington Industries, Inc.	5,620	366,761
	WR Grace & Co.	4,352	299,113

TOTAL MATERIALS			159,529,008

REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	43,132	3,674,846
*	Forestar Group, Inc.	384	9,731
*	Howard Hughes Corp. (The)	4,704	507,750
*	Jones Lang LaSalle, Inc.	6,223	1,169,364
	Kennedy-Wilson Holdings, Inc.	14,568	299,372
*	Marcus & Millichap, Inc.	2,977	105,148

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Newmark Group, Inc., Class A	17,260	$185,545
*	Rafael Holdings, Inc., Class B	900	37,206
	RE/MAX Holdings, Inc., Class A	2,120	77,868
#*	Redfin Corp.	7,246	512,872
	St Joe Co. (The)	4,493	205,734
*	Tejon Ranch Co.	1,978	31,292

TOTAL REAL ESTATE			6,816,728

UTILITIES — (2.6%)
	AES Corp. (The)	92,728	2,579,693
	ALLETE, Inc.	5,981	420,823
	Alliant Energy Corp.	33,635	1,889,278
	Ameren Corp.	34,396	2,918,157
	American Electric Power Co., Inc.	69,469	6,162,595
	American States Water Co.	6,335	501,669
	American Water Works Co., Inc.	25,651	4,001,300
	Artesian Resources Corp., Class A	471	19,052
#	Atlantica Sustainable Infrastructure P.L.C.	9,595	369,887
	Atmos Energy Corp.	16,320	1,690,589
#	Avangrid, Inc.	10,600	539,540
	Avista Corp.	8,019	369,034
	Black Hills Corp.	7,166	494,311
	Brookfield Renewable Corp., Class A	2,053	85,158
	California Water Service Group	6,569	385,929
	CenterPoint Energy, Inc.	61,984	1,517,988
	Chesapeake Utilities Corp.	2,334	276,626
	Clearway Energy, Inc., Class A	4,523	120,221
	Clearway Energy, Inc., Class C	10,697	306,897
	CMS Energy Corp.	39,388	2,536,193
	Consolidated Edison, Inc.	38,923	3,013,029
	Consolidated Water Co., Ltd.	777	9,145
	Dominion Energy, Inc.	96,502	7,710,510
	DTE Energy Co.	26,433	3,701,149
	Duke Energy Corp.	95,978	9,664,025
	Edison International	43,063	2,560,095
	Entergy Corp.	25,630	2,801,103
	Essential Utilities, Inc.	30,399	1,432,705
	Evergy, Inc.	32,392	2,072,116
	Eversource Energy	46,211	3,984,312
	Exelon Corp.	115,234	5,178,616
	FirstEnergy Corp.	61,965	2,349,713
	Genie Energy, Ltd., Class B	1,407	7,879
	Hawaiian Electric Industries, Inc.	15,351	661,014
	IDACORP, Inc.	6,882	705,267
	MDU Resources Group, Inc.	25,795	863,101
	MGE Energy, Inc.	4,689	350,784
	Middlesex Water Co.	1,620	132,872
	National Fuel Gas Co.	9,355	464,569
	New Jersey Resources Corp.	10,978	460,527
	NextEra Energy, Inc.	271,504	21,044,275
	NiSource, Inc.	43,598	1,134,420
	Northwest Natural Holding Co.	3,486	187,965
	NorthWestern Corp.	5,755	391,513
	NRG Energy, Inc.	35,724	1,279,634
	OGE Energy Corp.	24,908	835,912
	ONE Gas, Inc.	6,150	494,891
	Ormat Technologies, Inc.	5,235	379,014
	Otter Tail Corp.	5,036	237,850
#*	PG&E Corp.	25,300	286,396

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Pinnacle West Capital Corp.	13,915	$1,177,905
PNM Resources, Inc.	10,346	510,679
Portland General Electric Co.	10,407	529,300
PPL Corp.	87,465	2,547,855
Public Service Enterprise Group, Inc.	67,243	4,247,068
RGC Resources, Inc.	300	6,507
Sempra Energy	40,501	5,571,723
SJW Group	3,581	234,735
South Jersey Industries, Inc.	11,487	284,303
Southern Co. (The)	143,581	9,500,755
Southwest Gas Holdings, Inc.	6,490	452,483
Spire, Inc.	5,900	444,506
* Sunnova Energy International, Inc.	4,050	143,046
UGI Corp.	23,727	1,037,107
Unitil Corp.	1,600	92,208
Vistra Corp.	48,697	821,518
WEC Energy Group, Inc.	44,359	4,310,364
Xcel Energy, Inc.	73,289	5,225,506
York Water Co. (The)	900	46,476

TOTAL UTILITIES		138,763,385

TOTAL COMMON STOCKS		5,386,058,259

PREFERRED STOCKS — (0.0%)

INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note	3,095	98,235

TOTAL INVESTMENT SECURITIES (Cost $1,643,010,044)		5,386,156,494

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	16,330,633	16,330,633

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	1,947,795	22,535,993

TOTAL INVESTMENTS — (100.0%) (Cost $1,681,873,234)		$5,425,023,120

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$581,948,978	—	—	$581,948,978
Consumer Discretionary	699,758,579	$369	—	699,758,948
Consumer Staples	312,440,898	—	—	312,440,898
Energy	122,475,638	—	—	122,475,638
Financials	653,065,248	390	—	653,065,638
Health Care	702,666,886	38,676	—	702,705,562
Industrials	526,654,754	—	—	526,654,754
Information Technology	1,481,898,722	—	—	1,481,898,722
Materials	159,529,008	—	—	159,529,008
Real Estate	6,816,728	—	—	6,816,728
Utilities	138,763,385	—	—	138,763,385

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Industrials	$98,235	—	—	$98,235
Temporary Cash Investments	16,330,633	—	—	16,330,633
Securities Lending Collateral	—	$22,535,993	—	22,535,993

TOTAL	$5,402,447,692	$22,575,428	—	$5,425,023,120

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (3.0%)
	A.H. Belo Corp., Class A	45,810	$91,620
#*	AMC Networks, Inc., Class A	44,736	2,249,326
#	ATN International, Inc.	59,573	2,715,337
#	Audacy Inc.	16,040	77,634
#*	Ballantyne Strong, Inc.	60,515	312,257
#*	Boston Omaha Corp., Class A	3,413	95,632
*	Cars.com, Inc.	224,919	2,971,180
#	Cinemark Holdings, Inc.	47,859	1,014,611
*	comScore, Inc.	53,376	196,958
#*	Consolidated Communications Holdings, Inc.	269,055	1,937,196
*	Cumulus Media, Inc., Class A	12,153	116,790
*	DHI Group, Inc.	107,684	314,437
	Entravision Communications Corp., Class A	7,082	27,266
	EW Scripps Co. (The), Class A	288,708	6,241,867
#*	Fluent, Inc.	38,261	142,331
#*	Gaia, Inc.	1,350	14,229
	Gray Television, Inc.	338,702	6,882,425
	Gray Television, Inc., Class A	2,809	52,388
*	Hemisphere Media Group, Inc.	45,713	558,613
*	IDT Corp., Class B	32,125	771,321
*	IMAX Corp.	109,605	2,260,055
#*	Insignia Systems, Inc.	1,875	11,813
	Interpublic Group of Cos., Inc. (The)	183,962	5,840,794
*	Iridium Communications, Inc.	234,302	8,901,133
	John Wiley & Sons, Inc., Class A	105,387	6,000,736
*	Liberty Latin America, Ltd., Class A	146,545	2,034,777
*	Liberty Latin America, Ltd., Class C	448,462	6,256,045
#*	Liberty Media Corp.-Liberty Braves, Class A	8,976	251,238
*	Liberty Media Corp.-Liberty Braves, Class C	21,564	597,107
*	Liberty Media Corp.-Liberty Formula One, Class A	15,054	623,537
*	Liberty Media Corp.-Liberty Formula One, Class C	97,653	4,583,832
*	Liberty TripAdvisor Holdings, Inc., Class A	9,587	48,510
#*	Lions Gate Entertainment Corp., Class A	294,343	4,259,143
*	Lions Gate Entertainment Corp., Class B	412,082	5,192,233
*	Madison Square Garden Entertainment Corp.	1,284	116,343
#*	Marcus Corp. (The)	100,608	2,008,136
#*	Meredith Corp.	49,184	1,529,622
#*	MSG Networks, Inc., Class A	60,153	954,628
	News Corp., Class A	1,282,559	33,596,633
	News Corp., Class B	622,407	15,130,714
#	Nexstar Media Group, Inc., Class A	102,107	15,051,593
*	ORBCOMM, Inc.	187,018	2,143,226
*	QuinStreet, Inc.	86,781	1,759,051
*	Reading International, Inc., Class A	36,270	216,895
*	Reading International, Inc., Class B	6,238	124,760
#	Saga Communications, Inc., Class A	31,806	716,589
	Scholastic Corp.	139,019	4,216,446
	Shenandoah Telecommunications Co.	20,723	979,369
	Spok Holdings, Inc.	50,399	517,598
#*	TechTarget, Inc.	1,581	121,263
	TEGNA, Inc.	412,001	8,264,740
	Telephone and Data Systems, Inc.	327,082	7,516,344
	Townsquare Media, Inc., Class A	42,004	432,641
*	Tribune Publishing Co.	64,995	1,133,513

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TripAdvisor, Inc.	15,234	$717,978
*	TrueCar, Inc.	146,446	673,652
*	United States Cellular Corp.	120,371	4,108,262
*	Yelp, Inc.	141,104	5,545,387

TOTAL COMMUNICATION SERVICES			181,219,754

CONSUMER DISCRETIONARY — (16.0%)
#*	1-800-Flowers.com, Inc., Class A	99,644	3,186,117
	Aaron’s Co., Inc. (The)	94,082	2,906,193
	Abercrombie & Fitch Co., Class A	298,190	11,179,143
	Acushnet Holdings Corp.	60,723	2,569,190
*	Adient P.L.C.	283,071	13,117,510
*	Adtalem Global Education, Inc.	227,790	7,815,475
	Advance Auto Parts, Inc.	129	25,821
	AMCON Distributing Co.	388	56,629
#*	American Axle & Manufacturing Holdings, Inc.	335,513	3,113,561
#	American Eagle Outfitters, Inc.	426,147	14,731,902
#*	American Outdoor Brands, Inc.	56,787	1,467,944
*	American Public Education, Inc.	49,453	1,506,338
*	America’s Car-Mart, Inc.	22,299	3,363,358
	Aramark	259,972	10,105,112
#*	Ark Restaurants Corp.	11,846	240,474
*	Asbury Automotive Group, Inc.	21,814	4,332,479
*	At Home Group, Inc.	81,229	2,565,212
#*	Autoliv, Inc.	18,942	1,906,702
*	AutoNation, Inc.	339,119	34,752,915
	Bally’s Corp.	24,466	1,418,049
#*	Barnes & Noble Education, Inc.	130,512	1,032,350
	Bassett Furniture Industries, Inc.	44,640	1,531,152
*	Beazer Homes USA, Inc.	8,197	182,875
#	Bed Bath & Beyond, Inc.	105,528	2,671,969
#	Big Lots, Inc.	73,728	5,082,808
*	Biglari Holdings, Inc., Class A	179	115,491
*	Biglari Holdings, Inc., Class B	6,805	905,473
#*	BJ’s Restaurants, Inc.	60,467	3,687,882
#*	Boot Barn Holdings, Inc.	72,876	5,140,673
	BorgWarner, Inc.	525,917	25,549,048
*	Bowl America, Inc., Class A	10,764	107,641
#*	Boyd Gaming Corp.	158,422	10,479,615
	Brunswick Corp.	53,141	5,692,995
	Buckle, Inc. (The)	31,778	1,332,769
#*	Build-A-Bear Workshop, Inc.	62,712	504,204
	Caleres, Inc.	121,059	2,821,885
#	Callaway Golf Co.	306,840	8,883,018
	Canterbury Park Holding Corp.	7,625	103,090
*	Capri Holdings, Ltd.	123,720	6,814,498
*	Carnival Corp.	61,869	1,729,857
	Carriage Services, Inc.	110,411	4,105,081
*	Carrols Restaurant Group, Inc.	18,614	109,636
	Cato Corp. (The), Class A	33,190	444,746
*	Cavco Industries, Inc.	26,805	5,613,771
*	Century Casinos, Inc.	2,070	27,221
*	Century Communities, Inc.	134,959	9,978,868
	Cheesecake Factory, Inc. (The)	13,903	870,189
*	Chuy’s Holdings, Inc.	77,803	3,801,455
#	Citi Trends, Inc.	21,157	2,213,022
	Columbia Sportswear Co.	11,554	1,259,502
*	Conn’s, Inc.	100,086	2,025,741
#*	Container Store Group, Inc. (The)	53,673	756,253

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
»	Contra Zagg, Inc.	94,298	$8,487
	Cooper Tire & Rubber Co.	245,566	13,994,806
*	Cooper-Standard Holdings, Inc.	13,786	400,345
	Core-Mark Holding Co., Inc.	203,514	8,661,556
	Culp, Inc.	43,952	621,921
	Dana, Inc.	394,147	9,971,919
*	Deckers Outdoor Corp.	2,990	1,011,218
	Del Taco Restaurants, Inc.	171,063	1,950,118
#*	Delta Apparel, Inc.	20,816	707,952
#	Designer Brands, Inc., Class A	32,573	576,542
#	Dick’s Sporting Goods, Inc.	223,954	18,494,121
	Dillard’s, Inc., Class A	145,467	14,388,141
*	Dorman Products, Inc.	31,097	3,084,200
	Dover Motorsports, Inc.	49,219	110,251
#	Educational Development Corp.	4,552	80,935
*	El Pollo Loco Holdings, Inc.	129,072	2,186,480
	Escalade, Inc.	37,711	830,396
	Ethan Allen Interiors, Inc.	82,195	2,359,818
	Extended Stay America, Inc.	298,941	5,945,936
#*	Fiesta Restaurant Group, Inc.	82,037	1,209,225
*	Flanigan’s Enterprises, Inc.	5,416	133,098
#	Flexsteel Industries, Inc.	40,620	1,768,189
#	Foot Locker, Inc.	197,547	11,651,322
*	Fossil Group, Inc.	166,601	2,149,153
#*	Full House Resorts, Inc.	2,530	24,693
#*	Funko, Inc., Class A	19,702	424,381
	Gap, Inc. (The)	259,203	8,579,619
*	Genesco, Inc.	68,052	3,402,600
*	Gentherm, Inc.	36,180	2,576,016
#*	G-III Apparel Group, Ltd.	131,675	4,278,121
*	Goodyear Tire & Rubber Co. (The)	170,605	2,936,112
	Graham Holdings Co., Class B	16,490	10,481,209
*	Green Brick Partners, Inc.	64,969	1,676,850
	Group 1 Automotive, Inc.	114,631	18,817,825
#	Guess?, Inc.	238,629	6,452,528
	Hamilton Beach Brands Holding Co., Class A	38,918	758,901
	Harley-Davidson, Inc.	194,872	9,425,959
	Haverty Furniture Cos., Inc.	108,607	5,046,967
	Haverty Furniture Cos., Inc., Class A	700	32,830
#*	Hibbett Sports, Inc.	53,688	4,265,512
	Hooker Furniture Corp.	54,324	2,037,693
*	Horizon Global Corp.	39,628	319,402
*	iRobot Corp.	1,711	186,157
*	J Alexander’s Holdings, Inc.	45,543	467,727
	Johnson Outdoors, Inc., Class A	48,254	6,842,900
	KB Home	59,049	2,847,933
*	Kirkland’s, Inc.	1,481	43,838
	Kohl’s Corp.	473,056	27,749,465
#*	Lakeland Industries, Inc.	28,884	814,818
*	Lands’ End, Inc.	50,158	1,155,640
*	Laureate Education, Inc., Class A	211,251	2,904,701
	La-Z-Boy, Inc.	208,735	9,280,358
*	Lazydays Holdings, Inc.	649	16,063
	LCI Industries	8,768	1,284,512
*	Leaf Group, Ltd.	4,998	44,282
	Lear Corp.	76,362	14,038,390
#*	LGI Homes, Inc.	35,964	5,962,112
	Lifetime Brands, Inc.	66,679	966,846
*	Lincoln Educational Services Corp.	8,887	57,055

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Liquidity Services, Inc.	73,515	$1,318,124
	Lithia Motors, Inc., Class A	82,344	31,651,387
*	M/I Homes, Inc.	95,252	6,640,969
	Macy’s, Inc.	87,347	1,448,213
#*	Magnite, Inc.	65,070	2,606,054
*	Malibu Boats, Inc., Class A	11,041	920,378
*	MarineMax, Inc.	121,566	6,904,949
*	Marriott Vacations Worldwide Corp.	117,935	20,948,794
*	MasterCraft Boat Holdings, Inc.	11,651	330,422
	MDC Holdings, Inc.	259,892	15,245,265
»	Media General, Inc.	109,358	10,258
*	Meritage Homes Corp.	93,172	9,912,569
*	Modine Manufacturing Co.	212,214	3,454,844
*	Mohawk Industries, Inc.	104,930	21,563,115
*	Monarch Casino & Resort, Inc.	8,637	651,316
#	Monro, Inc.	25,006	1,765,174
*	Motorcar Parts of America, Inc.	93,098	2,010,917
#	Movado Group, Inc.	70,300	2,205,311
	Nathan’s Famous, Inc.	8,610	546,132
#*	Nautilus, Inc.	69,378	1,162,775
	Newell Brands, Inc.	747,371	20,149,122
#*	Norwegian Cruise Line Holdings, Ltd.	16,047	498,259
*	ODP Corp. (The)	119,989	4,851,155
*	OneSpaWorld Holdings Ltd.	1,651	17,591
	Oxford Industries, Inc.	24,437	2,229,388
#	Patrick Industries, Inc.	45,534	4,079,846
	Penske Automotive Group, Inc.	294,235	25,801,467
*	Perdoceo Education Corp.	177,667	2,071,597
*	Playa Hotels & Resorts NV	27,333	201,171
#*	Potbelly Corp.	89,337	545,849
	PulteGroup, Inc.	692,549	40,943,497
	PVH Corp.	210,563	23,831,520
	Qurate Retail, Inc., Class A	405,299	4,823,058
	Ralph Lauren Corp.	35,308	4,706,203
	RCI Hospitality Holdings, Inc.	43,390	3,159,226
#*	Red Robin Gourmet Burgers, Inc.	49,387	1,795,711
#*	Regis Corp.	75,780	980,593
	Rent-A-Center, Inc.	38,638	2,223,617
	Rocky Brands, Inc.	22,874	1,204,316
#	Royal Caribbean Cruises, Ltd.	69,363	6,031,113
	Shoe Carnival, Inc.	89,406	5,359,890
*	Signet Jewelers, Ltd.	175,070	10,460,433
*	Skechers U.S.A., Inc., Class A	93,500	4,533,815
*	Skyline Champion Corp.	59,559	2,646,206
#	Smith & Wesson Brands, Inc.	185,682	3,230,867
	Sonic Automotive, Inc., Class A	115,729	5,710,069
*	Sportsman’s Warehouse Holdings, Inc.	25,198	442,477
#*	Stamps.com, Inc.	20,793	4,270,258
	Standard Motor Products, Inc.	122,671	5,253,999
	Steven Madden, Ltd.	9,434	383,681
*	Stoneridge, Inc.	110,798	3,684,034
	Strattec Security Corp.	8,289	363,887
#*	Stride, Inc.	173,455	4,966,017
	Superior Group of Cos, Inc.	78,672	1,984,108
*	Tandy Leather Factory, Inc.	11,937	49,300
*	Taylor Morrison Home Corp.	166,264	5,189,099
*	Tenneco, Inc., Class A	21,600	217,512
*	Tilly’s, Inc., Class A	76,417	921,589
	Toll Brothers, Inc.	568,855	35,667,208

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	TopBuild Corp.	67,629	$15,039,337
*	TravelCenters of America, Inc.	23,269	639,665
#*	Tri Pointe Homes, Inc.	542,445	12,921,040
*	Unifi, Inc.	90,308	2,441,025
*	Universal Electronics, Inc.	61,052	3,470,806
*	Universal Technical Institute, Inc.	57,245	322,289
#*	Urban Outfitters, Inc.	311,919	11,197,892
*	Vera Bradley, Inc.	109,637	1,216,971
#*	Vista Outdoor, Inc.	265,916	8,671,521
*	VOXX International Corp.	110,227	1,879,370
#	Weyco Group, Inc.	25,926	509,964
	Whirlpool Corp.	54,526	12,892,673
	Winnebago Industries, Inc.	125,891	10,064,985
	Wolverine World Wide, Inc.	66,597	2,778,427
*	Zumiez, Inc.	45,548	1,957,198

TOTAL CONSUMER DISCRETIONARY			957,209,923

CONSUMER STAPLES — (4.7%)
#	Alico, Inc.	20,252	606,952
	Andersons, Inc. (The)	124,711	3,581,700
#*	Bridgford Foods Corp.	2,376	33,834
	Bunge, Ltd.	460,827	38,903,015
	Cal-Maine Foods, Inc.	14,311	534,659
#*	Central Garden & Pet Co.	61,250	3,316,075
*	Central Garden & Pet Co., Class A	176,558	8,699,013
#*	Chefs’ Warehouse, Inc. (The)	69,581	2,242,596
#*	Coty, Inc., Class A	1,297,860	12,991,579
*	Darling Ingredients, Inc.	704,265	48,911,204
#	Edgewell Personal Care Co.	179,893	6,871,913
*	elf Beauty, Inc.	30,221	914,185
*	Farmer Bros Co.	35,031	357,316
	Fresh Del Monte Produce, Inc.	230,109	6,489,074
#*	Hain Celestial Group, Inc. (The)	108,607	4,453,973
#*	Hostess Brands, Inc.	362,457	5,541,968
	Ingles Markets, Inc., Class A	65,605	4,020,930
#	Ingredion, Inc.	148,866	13,905,573
	Inter Parfums, Inc.	10,013	736,957
#	J&J Snack Foods Corp.	800	131,688
	John B. Sanfilippo & Son, Inc.	6,896	606,158
*	Landec Corp.	125,579	1,421,554
#	Limoneira Co.	9,661	174,478
	Mannatech, Inc.	6,837	133,048
#	MGP Ingredients, Inc.	11,800	709,180
	Molson Coors Beverage Co., Class B	13,842	760,618
*	Natural Alternatives International, Inc.	23,101	346,515
	Natural Grocers by Vitamin Cottage, Inc.	85,304	1,340,979
	Nature’s Sunshine Products, Inc.	1,214	25,263
	Nu Skin Enterprises, Inc., Class A	101,883	5,385,535
#	Ocean Bio-Chem, Inc.	7,511	100,347
	Oil-Dri Corp. of America	28,763	1,004,692
*	Performance Food Group Co.	2,300	135,010
*	Pilgrim’s Pride Corp.	146,634	3,513,351
*	Post Holdings, Inc.	239,137	27,209,008
	PriceSmart, Inc.	53,194	4,470,424
	Sanderson Farms, Inc.	31,027	5,104,872
	Seaboard Corp.	2,589	9,263,416
*	Seneca Foods Corp., Class A	25,957	1,195,579
*	Seneca Foods Corp., Class B	1,786	83,067
#*	Simply Good Foods Co. (The)	182,586	6,308,346

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	SpartanNash Co.	139,820	$2,708,313
	Spectrum Brands Holdings, Inc.	39,407	3,473,333
#	Tootsie Roll Industries, Inc.	2,723	85,965
*	TreeHouse Foods, Inc.	102,330	4,870,908
*	United Natural Foods, Inc.	277,396	10,224,817
#	Universal Corp.	108,949	6,126,202
*	US Foods Holding Corp.	362,126	15,013,744
#	Village Super Market, Inc., Class A	40,696	992,169
#	Weis Markets, Inc.	98,707	5,117,958

TOTAL CONSUMER STAPLES			281,149,053

ENERGY — (3.9%)
	Adams Resources & Energy, Inc.	23,204	614,906
	Antero Midstream Corp.	12,777	110,393
*	Antero Resources Corp.	47,255	426,240
	Arch Resources, Inc.	10,057	446,631
	Archrock, Inc.	555,288	5,186,390
#*	Ardmore Shipping Corp.	103,344	405,109
	Berry Corp.	63,582	388,486
*	Bonanza Creek Energy, Inc.	105,072	3,476,833
*	Bristow Group, Inc.	30,055	795,255
*	ChampionX Corp.	115,127	2,418,818
	Chevron Corp.	18,668	1,924,111
	Cimarex Energy Co.	55,677	3,685,817
#*	Clean Energy Fuels Corp.	731,035	8,041,385
*	CNX Resources Corp.	639,607	8,583,526
#*	Comstock Resources, Inc.	23,800	130,662
#*	CONSOL Energy, Inc.	41,412	363,597
#*	Continental Resources, Inc.	66,101	1,800,591
#	CVR Energy, Inc.	23,748	505,595
*	Dawson Geophysical Co.	8,079	18,582
	Delek US Holdings, Inc.	222,174	5,272,189
	Devon Energy Corp.	918,509	21,474,740
	DHT Holdings, Inc.	682,215	4,025,069
	Diamondback Energy, Inc.	28,881	2,360,444
#	DMC Global, Inc.	18,877	1,019,358
*	Dorian LPG, Ltd.	104,838	1,393,297
*	Dril-Quip, Inc.	111,904	3,429,858
*	Earthstone Energy, Inc., Class A	41,799	293,429
	EnLink Midstream LLC	724,453	3,354,217
#*	EQT Corp.	637,592	12,178,007
	Equitrans Midstream Corp.	128,745	1,050,559
	Evolution Petroleum Corp.	34,445	114,013
#*	Exterran Corp.	60,447	198,266
#*	Forum Energy Technologies, Inc.	2,356	42,832
#*	Frank’s International NV	145,169	471,799
*	Geospace Technologies Corp.	43,698	328,609
#*	Green Plains, Inc.	170,948	5,094,250
*	Gulf Island Fabrication, Inc.	59,508	247,553
	Halliburton Co.	378,686	7,407,098
#*	Helix Energy Solutions Group, Inc.	140,129	601,153
	Helmerich & Payne, Inc.	321,251	8,233,663
	HollyFrontier Corp.	488,523	17,098,305
#*	Independence Contract Drilling, Inc.	3,420	12,346
	International Seaways, Inc.	147,629	2,610,081
	Liberty Oilfield Services, Inc., Class A	32,845	384,287
	Marathon Oil Corp.	873,471	9,835,284
#	Matador Resources Co.	98,304	2,586,378
	Murphy Oil Corp.	76,479	1,294,790

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Nabors Industries, Ltd.	8,648	$699,191
#	NACCO Industries, Inc., Class A	24,983	577,857
#*	Natural Gas Services Group, Inc.	62,900	566,100
	Navios Maritime Acquisition Corp.	1,692	5,398
*	Newpark Resources, Inc.	246,598	700,338
*	NexTier Oilfield Solutions, Inc.	289,845	1,040,544
#	Nordic American Tankers, Ltd.	303,016	1,002,983
	NOV, Inc.	209,764	3,135,972
*	Oceaneering International, Inc.	98,326	1,057,005
*	Oil States International, Inc.	166,226	932,528
*	Overseas Shipholding Group, Inc., Class A	44,927	99,289
*	Par Pacific Holdings, Inc.	54,390	826,184
	Patterson-UTI Energy, Inc.	547,666	3,702,222
*	PDC Energy, Inc.	127,934	4,670,870
#*	Peabody Energy Corp.	175,909	650,863
	Pioneer Natural Resources Co.	82,593	12,705,281
#*	PrimeEnergy Resources Corp.	157	6,636
*	ProPetro Holding Corp.	35,870	345,428
*	Range Resources Corp.	354,073	3,476,997
#*	Renewable Energy Group, Inc.	175,759	9,758,140
*	REX American Resources Corp.	39,075	3,154,525
#*	RPC, Inc.	253,839	1,233,658
	Scorpio Tankers, Inc.	172,757	3,133,812
#*	SEACOR Marine Holdings, Inc.	73,644	339,499
*	Select Energy Services, Inc., Class A	182,536	881,649
	SFL Corp., Ltd.	326,636	2,534,695
	SM Energy Co.	91,009	1,437,942
#	Solaris Oilfield Infrastructure, Inc., Class A	59,244	648,129
#*	Southwestern Energy Co.	1,363,151	5,820,655
#*	Talos Energy, Inc.	43,305	484,583
	Targa Resources Corp.	26,706	926,431
#*	Technip Energies NV, ADR	54,613	776,051
	TechnipFMC P.L.C.	423,821	3,136,275
#*	Teekay Corp.	3,847	12,387
#*	Teekay Tankers, Ltd., Class A	87,251	1,170,036
#*	Tidewater, Inc.	77,284	947,502
	US Silica Holdings, Inc.	67,053	714,114
	World Fuel Services Corp.	201,862	6,243,592

TOTAL ENERGY			231,290,162

FINANCIALS — (27.0%)
#	1st Constitution Bancorp	4,837	92,774
	1st Source Corp.	122,000	5,805,980
	ACNB Corp.	2,774	76,285
	Alerus Financial Corp.	810	23,288
*	Alleghany Corp.	3,417	2,320,040
	Allegiance Bancshares, Inc.	49,942	1,977,703
	Ally Financial, Inc.	48,514	2,496,045
#	Altabancorp	16,197	676,225
	A-Mark Precious Metals, Inc.	3,456	128,805
*	Ambac Financial Group, Inc.	12,275	210,516
	American Equity Investment Life Holding Co.	329,298	10,201,652
	American Financial Group, Inc.	138,384	17,001,858
	American National Bankshares, Inc.	25,440	865,723
	American National Group, Inc.	48,706	5,520,825
	American River Bankshares	8,728	172,203
	Ameris Bancorp	232,920	12,598,643
	AmeriServ Financial, Inc.	72,711	305,386
	Ames National Corp.	2,159	54,580

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Argo Group International Holdings, Ltd.	138,057	$7,203,814
	Arrow Financial Corp.	13,078	462,307
	Associated Banc-Corp.	589,087	12,895,114
	Associated Capital Group, Inc., Class A	264	9,433
	Assurant, Inc.	119,360	18,572,416
	Assured Guaranty, Ltd.	431,631	21,948,436
*	Athene Holding, Ltd., Class A	596,647	35,601,926
#	Atlantic American Corp.	9,523	38,949
*	Atlantic Capital Bancshares, Inc.	71,845	1,921,854
	Atlantic Union Bankshares Corp.	254,737	9,850,680
*	Atlanticus Holdings Corp.	50,492	1,578,380
#	Auburn National BanCorp, Inc.	513	18,212
	Axis Capital Holdings, Ltd.	257,353	14,360,297
*	Axos Financial, Inc.	216,812	9,789,062
#	Banc of California, Inc.	206,518	3,696,672
	BancFirst Corp.	19,097	1,327,432
*	Bancorp, Inc. (The)	250,827	5,569,614
	BancorpSouth Bank	277,023	8,197,111
#	Bank of Commerce Holdings	31,253	403,476
	Bank of Marin Bancorp	28,279	1,001,642
	Bank of NT Butterfield & Son, Ltd. (The)	21,973	861,781
	Bank of Princeton (The)	770	22,985
	Bank OZK	400,408	16,412,724
#	BankFinancial Corp.	45,828	477,528
	BankUnited, Inc.	276,383	12,882,212
#	Bankwell Financial Group, Inc.	11,296	305,105
	Banner Corp.	107,677	6,120,361
#	Bar Harbor Bankshares	40,267	1,154,052
#*	Baycom Corp.	12,825	232,004
#	BCB Bancorp, Inc.	27,427	377,670
	Berkshire Hills Bancorp, Inc.	156,748	3,478,238
*	Blucora, Inc.	156,597	2,254,214
	BOK Financial Corp.	127,970	11,253,682
	Boston Private Financial Holdings, Inc.	375,042	5,520,618
*	Bridgewater Bancshares, Inc.	14,615	247,140
#*	Brighthouse Financial, Inc.	74,978	3,508,221
#	Brookline Bancorp, Inc.	267,550	4,307,555
	Bryn Mawr Bank Corp.	61,991	2,849,106
#	Business First Bancshares, Inc.	2,406	57,191
	Byline Bancorp, Inc.	21,926	497,720
#	C&F Financial Corp.	9,216	388,731
	Cadence BanCorp.	213,723	4,755,337
	California First National Bancorp	7,946	146,206
	Cambridge Bancorp	907	79,408
#	Camden National Corp.	52,261	2,493,895
*	Cannae Holdings, Inc.	8,044	319,347
	Capital City Bank Group, Inc.	91,118	2,302,552
	Capitol Federal Financial, Inc.	387,951	5,014,267
	Capstar Financial Holdings, Inc.	7,299	140,068
#*	Carver Bancorp, Inc.	2,519	22,092
	Cathay General Bancorp	281,020	11,375,690
	CBTX, Inc.	5,766	180,303
*	CCUR Holdings, Inc.	11	85,525
	Central Pacific Financial Corp.	32,054	863,855
	Central Valley Community Bancorp	20,329	399,262
	Century Bancorp, Inc., Class A	9,984	1,140,672
#	Chemung Financial Corp.	3,048	129,540
	CIT Group, Inc.	95,112	5,068,518
	Citizens & Northern Corp.	17,998	444,551

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Citizens Community Bancorp, Inc.	33,725	$438,425
#	Citizens Holding Co.	1,122	21,430
#*	Citizens, Inc.	93,410	545,514
	City Holding Co.	6,008	465,019
	Civista Bancshares, Inc.	22,397	518,043
	CNA Financial Corp.	1,700	79,781
	CNB Financial Corp.	26,564	676,319
#	CNO Financial Group, Inc.	1,142,791	29,175,454
#	Codorus Valley Bancorp, Inc.	12,432	228,749
	Colony Bankcorp, Inc.	4,653	72,540
	Columbia Banking System, Inc.	191,201	8,322,980
	Comerica, Inc.	49,667	3,732,972
#	Community Bank System, Inc.	53,616	4,162,210
#	Community Bankers Trust Corp.	5,517	46,232
#	Community Financial Corp. (The)	2,339	84,485
	Community Trust Bancorp, Inc.	58,909	2,624,985
	Community West Bancshares	18,755	231,999
	ConnectOne Bancorp, Inc.	127,784	3,469,336
#*	Consumer Portfolio Services, Inc.	103,606	450,686
#	Cowen, Inc., Class A	66,804	2,638,090
*	CrossFirst Bankshares, Inc.	5,797	85,448
*	Customers Bancorp, Inc.	56,567	1,952,693
	CVB Financial Corp.	34,390	729,412
	Dime Community Bancshares, Inc.	124,418	4,120,724
	Donegal Group, Inc., Class A	81,017	1,250,092
	Donegal Group, Inc., Class B	6,421	93,105
*	Donnelley Financial Solutions, Inc.	60,278	1,842,096
	Eagle Bancorp, Inc.	75,230	4,018,034
	East West Bancorp, Inc.	850	64,728
#*	Elevate Credit, Inc.	10,364	34,823
	Employers Holdings, Inc.	130,406	5,278,835
#*	Encore Capital Group, Inc.	96,854	3,810,236
*	Enova International, Inc.	109,800	3,759,552
*	Enstar Group, Ltd.	31,415	7,890,820
	Enterprise Bancorp, Inc.	16,061	559,405
	Enterprise Financial Services Corp.	47,419	2,329,695
#	Equitable Holdings, Inc.	62,484	2,138,827
*	Equity Bancshares, Inc., Class A	43,358	1,268,655
#*	Esquire Financial Holdings, Inc.	637	14,619
	ESSA Bancorp, Inc.	24,400	378,688
#	Evans Bancorp, Inc.	8,795	325,063
	Everest Re Group, Ltd.	8,487	2,350,475
#*	EZCORP, Inc., Class A	117,597	662,071
	Farmers National Banc Corp.	56,457	936,057
	FB Financial Corp.	37,077	1,555,751
	FBL Financial Group, Inc., Class A	116,453	6,601,721
	Federal Agricultural Mortgage Corp., Class A	2,759	238,322
	Federal Agricultural Mortgage Corp., Class C	39,922	4,106,377
	FedNat Holding Co.	55,687	283,447
	Financial Institutions, Inc.	52,186	1,666,299
*	First Acceptance Corp.	51,697	84,266
	First American Financial Corp.	291,331	18,790,849
	First BanCorp	693,924	8,722,625
	First BanCorp	76,222	3,231,813
	First Bancorp, Inc. (The)	24,907	704,619
	First Bancshares, Inc. (The)	26,344	1,030,577
	First Bank	19,624	249,029
	First Busey Corp.	109,910	2,745,552
	First Business Financial Services, Inc.	18,475	488,849

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Choice Bancorp	1,254	$40,153
	First Citizens BancShares, Inc., Class A	20,662	17,923,459
	First Commonwealth Financial Corp.	313,108	4,536,935
	First Community Bancshares, Inc.	59,654	1,743,090
	First Community Corp.	2,111	38,842
	First Financial Bancorp	335,999	8,235,335
	First Financial Corp.	46,892	2,074,502
	First Financial Northwest, Inc.	74,588	1,015,143
	First Foundation, Inc.	119,755	2,850,169
	First Hawaiian, Inc.	18,085	496,614
	First Horizon Corp.	1,658,878	30,340,879
	First Internet Bancorp	15,257	524,078
	First Interstate BancSystem, Inc., Class A	132,391	6,218,405
	First Merchants Corp.	170,693	7,887,724
	First Mid Bancshares, Inc.	21,148	920,784
	First Midwest Bancorp, Inc.	344,673	7,227,793
	First Northwest Bancorp	7,168	120,279
	First of Long Island Corp. (The)	57,952	1,233,798
	First Savings Financial Group, Inc.	426	29,309
#	First United Corp.	7,060	119,455
	Flagstar Bancorp, Inc.	212,932	9,909,855
	Flushing Financial Corp.	122,525	2,851,157
	FNB Corp.	969,067	12,491,274
	FS Bancorp, Inc.	5,218	356,650
	Fulton Financial Corp.	640,623	10,922,622
*	Genworth Financial, Inc., Class A	20,742	89,605
	German American Bancorp, Inc.	75,911	3,289,224
	Global Indemnity Group LLC, Class A	50,518	1,452,898
	Great Southern Bancorp, Inc.	45,074	2,542,624
	Great Western Bancorp, Inc.	164,134	5,424,629
#*	Greenlight Capital Re, Ltd., Class A	119,517	1,103,142
	Guaranty Bancshares, Inc.	12,168	473,335
#	Guaranty Federal Bancshares, Inc.	14,051	338,629
*	Hallmark Financial Services, Inc.	57,407	227,906
	Hancock Whitney Corp.	258,910	11,971,998
	Hanmi Financial Corp.	105,389	2,139,397
	Hanover Insurance Group, Inc. (The)	47,715	6,599,462
	HarborOne Bancrop, Inc.	82,710	1,183,580
#	Hawthorn Bancshares, Inc.	14,982	322,712
#	HCI Group, Inc.	14,894	1,093,517
	Heartland Financial USA, Inc.	93,144	4,682,349
	Heritage Commerce Corp.	151,167	1,824,586
	Heritage Financial Corp.	80,968	2,275,201
	Heritage Insurance Holdings, Inc.	71,214	648,760
	Hilltop Holdings, Inc.	248,070	8,732,064
#	Hingham Institution For Savings (The)	1,253	381,087
#*	HMN Financial, Inc.	17,795	360,883
	Home Bancorp, Inc.	12,576	477,133
	Home BancShares, Inc.	34,083	948,530
	HomeStreet, Inc.	71,609	2,924,512
	HomeTrust Bancshares, Inc.	21,623	592,470
	Hope Bancorp, Inc.	369,545	5,546,870
	Horace Mann Educators Corp.	151,902	6,091,270
	Horizon Bancorp, Inc.	101,188	1,855,788
*	Howard Bancorp, Inc.	20,742	349,295
	Independence Holding Co.	8,504	374,176
	Independent Bank Corp.	66,418	5,439,634
	Independent Bank Corp.	43,229	1,018,475
	Independent Bank Group, Inc.	140,590	10,615,951

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	International Bancshares Corp.	277,205	$13,136,745
	Invesco, Ltd.	1,242,398	33,544,746
	Investar Holding Corp.	3,508	77,562
	Investors Bancorp, Inc.	812,348	11,892,775
	Investors Title Co.	7,512	1,325,342
	James River Group Holdings, Ltd.	7,746	364,914
	Janus Henderson Group P.L.C.	474,958	16,333,806
	Jefferies Financial Group, Inc.	50,804	1,651,638
	Kearny Financial Corp.	270,260	3,453,923
	Kemper Corp.	178,342	13,921,377
	Kentucky First Federal Bancorp	159	1,097
	Kingstone Cos., Inc.	1,214	10,173
	Lake Shore Bancorp, Inc.	1,066	15,777
	Lakeland Bancorp, Inc.	158,757	2,878,264
	Lakeland Financial Corp.	23,317	1,520,968
	Landmark Bancorp, Inc.	3,601	86,604
#	LCNB Corp.	1,670	30,260
*	LendingClub Corp.	87,105	1,340,546
#	Level One Bancorp, Inc.	507	13,704
	Lincoln National Corp.	63,918	4,099,061
	Live Oak Bancshares, Inc.	74,811	4,784,912
	Luther Burbank Corp.	22,301	248,433
	Macatawa Bank Corp.	92,971	889,732
	Mackinac Financial Corp.	18,725	406,333
*	Magyar Bancorp, Inc.	6,751	88,843
#*	Malvern Bancorp, Inc.	4,264	77,733
	Marlin Business Services Corp.	52,803	1,190,708
#*	MBIA, Inc.	382,403	3,831,678
	Mercantile Bank Corp.	52,288	1,687,857
	Merchants Bancorp	11,761	479,731
#	Mercury General Corp.	37,047	2,306,917
	Meridian Bancorp, Inc.	157,545	3,483,320
	Meta Financial Group, Inc.	96,283	4,742,901
*	Metropolitan Bank Holding Corp.	4,166	261,833
	MGIC Investment Corp.	394,009	6,004,697
#	Mid Penn Bancorp, Inc.	262	7,071
#	Middlefield Banc Corp.	1,934	43,283
	Midland States Bancorp, Inc.	41,270	1,162,989
	MidWestOne Financial Group, Inc.	24,894	785,655
	Morgan Stanley	39,960	3,298,698
*	Mr Cooper Group, Inc.	213,899	7,375,238
	MVB Financial Corp.	1,514	60,984
	National Bank Holdings Corp., Class A	74,644	2,978,296
#	National Bankshares, Inc.	1,446	51,897
	National Security Group, Inc. (The)	193	2,312
	National Western Life Group, Inc., Class A	9,636	2,209,535
	Navient Corp.	868,959	14,624,580
	NBT Bancorp, Inc.	93,095	3,527,370
	Nelnet, Inc., Class A	122,452	9,089,612
	New York Community Bancorp, Inc.	1,550,310	18,541,708
»	NewStar Financial, Inc.	159,703	16,226
*	NI Holdings, Inc.	6,748	129,224
*	Nicholas Financial, Inc.	23,562	245,280
*	Nicolet Bankshares, Inc.	13,777	1,098,854
*	NMI Holdings, Inc., Class A	70,866	1,831,177
	Northeast Bank	14,874	419,001
	Northfield Bancorp, Inc.	167,136	2,704,260
	Northrim BanCorp, Inc.	26,190	1,117,003
	Northwest Bancshares, Inc.	397,936	5,587,021

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Norwood Financial Corp.	4,180	$106,548
	OceanFirst Financial Corp.	138,688	3,170,408
#*	Ocwen Financial Corp.	578	18,213
	OFG Bancorp	172,483	4,086,122
	Ohio Valley Banc Corp.	1,614	36,121
	Old National Bancorp	597,463	11,292,051
	Old Republic International Corp.	745,369	18,350,985
	Old Second Bancorp, Inc.	88,537	1,169,574
	OneMain Holdings, Inc.	243,611	13,854,158
	Oppenheimer Holdings, Inc., Class A	14,033	718,069
	Origin Bancorp, Inc.	2,841	124,237
	Orrstown Financial Services, Inc.	10,777	255,523
*	Pacific Mercantile Bancorp	38,847	336,803
	Pacific Premier Bancorp, Inc.	316,760	13,946,943
	PacWest Bancorp	350,051	15,195,714
#	Park National Corp.	4,759	595,303
	Parke Bancorp, Inc.	9,823	207,462
	PCSB Financial Corp.	16,708	292,223
	Peapack-Gladstone Financial Corp.	61,742	1,975,744
#	Penns Woods Bancorp, Inc.	10,983	263,592
	Pennymac Financial Services, Inc.	24,709	1,487,729
#	Peoples Bancorp of North Carolina, Inc.	5,107	119,351
	Peoples Bancorp, Inc.	73,014	2,440,858
	Peoples Financial Services Corp.	2,243	95,664
	People’s United Financial, Inc.	1,723,032	31,238,570
	Pinnacle Financial Partners, Inc.	248,663	21,792,825
	Piper Sandler Cos.	35,159	4,078,092
#	Plumas Bancorp	600	15,930
	Popular, Inc.	345,889	25,581,950
#*	PRA Group, Inc.	86,380	3,254,798
	Preferred Bank	26,626	1,745,068
	Premier Financial Bancorp, Inc.	43,253	819,212
	Premier Financial Corp.	110,718	3,497,582
	Primis Financial Corp.	37,573	539,173
	ProAssurance Corp.	124,253	3,106,325
	PROG Holdings, Inc.	188,165	9,585,125
	Prosperity Bancshares, Inc.	241,379	17,707,563
	Protective Insurance Corp., Class A	276	6,340
#	Protective Insurance Corp., Class B	31,157	716,611
#	Provident Financial Holdings, Inc.	26,149	425,183
	Provident Financial Services, Inc.	266,207	6,274,499
#	Prudential Bancorp, Inc.	2,664	36,896
	QCR Holdings, Inc.	43,832	2,113,579
	Radian Group, Inc.	439,207	10,822,060
	RBB Bancorp	13,863	292,232
#	Red River Bancshares, Inc.	532	29,600
	Regional Management Corp.	24,103	933,509
	Reinsurance Group of America, Inc.	173,013	22,583,387
	RenaissanceRe Holdings, Ltd.	23,095	3,898,667
	Renasant Corp.	201,267	8,479,379
	Republic Bancorp, Inc., Class A	22,024	989,538
#*	Republic First Bancorp, Inc.	37,606	150,048
	Riverview Bancorp, Inc.	75,852	522,620
	S&T Bancorp, Inc.	96,920	3,193,514
	Safety Insurance Group, Inc.	37,898	3,108,773
	Salisbury Bancorp, Inc.	490	22,770
	Sandy Spring Bancorp, Inc.	128,130	5,811,977
	Santander Consumer USA Holdings, Inc.	706,318	23,972,433
#	SB Financial Group, Inc.	1,320	23,575

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Seacoast Banking Corp. of Florida	64,429	$2,341,994
*	Security National Financial Corp., Class A	12,718	107,340
#*	Select Bancorp, Inc.	8,275	97,562
	Selective Insurance Group, Inc.	90,662	6,903,005
#	Shore Bancshares, Inc.	18,467	310,984
	Sierra Bancorp	41,737	1,129,821
	Signature Bank	31,475	7,916,277
	Simmons First National Corp., Class A	351,945	10,030,432
*	SiriusPoint, Ltd.	312,001	3,300,971
	SmartFinancial, Inc.	16,369	387,782
	South State Corp.	157,238	13,258,308
*	Southern First Bancshares, Inc.	18,379	946,519
	Southern Missouri Bancorp, Inc.	13,108	549,094
	Southside Bancshares, Inc.	31,566	1,267,375
	Spirit of Texas Bancshares, Inc.	2,163	50,117
	State Auto Financial Corp.	131,525	2,483,192
	Sterling Bancorp	634,948	15,956,243
#*	Sterling Bancorp, Inc.	26,520	131,274
	Stewart Information Services Corp.	90,517	5,308,822
	Stifel Financial Corp.	267,272	18,492,550
*	StoneX Group, Inc.	45,991	2,921,348
	Summit Financial Group, Inc.	19,668	512,351
	Synovus Financial Corp.	371,433	17,405,350
	TCF Financial Corp.	462,340	21,045,717
	Territorial Bancorp, Inc.	29,686	746,603
*	Texas Capital Bancshares, Inc.	154,502	10,603,472
	Timberland Bancorp, Inc.	47,396	1,333,723
	Tiptree, Inc.	139,954	1,400,940
	Tompkins Financial Corp.	4,578	357,771
	Towne Bank	178,230	5,521,565
	TriCo Bancshares	65,087	3,012,226
*	TriState Capital Holdings, Inc.	95,942	2,290,136
*	Triumph Bancorp, Inc.	63,332	5,613,115
	TrustCo Bank Corp. NY	317,395	2,321,744
	Trustmark Corp.	303,183	9,826,161
	UMB Financial Corp.	18,792	1,823,388
	Umpqua Holdings Corp.	790,585	14,736,504
*	Unico American Corp.	35,600	163,760
#	United Bancshares, Inc.	590	17,370
	United Bankshares, Inc.	378,509	14,864,048
	United Community Banks, Inc.	227,639	7,448,348
	United Fire Group, Inc.	58,477	1,769,514
#	United Insurance Holdings Corp.	119,382	667,345
	United Security Bancshares	1,687	13,968
#	Unity Bancorp, Inc.	30,640	675,612
	Universal Insurance Holdings, Inc.	64,657	901,965
	Univest Financial Corp.	92,168	2,574,252
	Unum Group	606,825	17,148,874
	Valley National Bancorp	1,397,399	19,242,184
	Veritex Holdings, Inc.	44,630	1,507,601
	Virtus Investment Partners, Inc.	19,188	5,247,150
#	Voya Financial, Inc.	438,521	29,740,494
	Waddell & Reed Financial, Inc., Class A	91,113	2,276,003
	Walker & Dunlop, Inc.	56,824	6,298,940
	Washington Federal, Inc.	320,890	10,444,969
	Washington Trust Bancorp, Inc.	17,053	870,556
	Waterstone Financial, Inc.	99,338	1,956,959
	Webster Financial Corp.	230,855	12,214,538
	WesBanco, Inc.	221,607	8,042,118

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	West BanCorp, Inc.	68,342	$1,794,661
	Western Alliance Bancorp	32,739	3,439,887
	Western New England Bancorp, Inc.	80,611	652,949
	Westwood Holdings Group, Inc.	10,842	196,132
	White Mountains Insurance Group, Ltd.	8,290	9,661,415
	Wintrust Financial Corp.	191,249	14,745,298
#*	World Acceptance Corp.	2,095	273,900
	WSFS Financial Corp.	163,550	8,355,769
	WVS Financial Corp.	1,304	20,929
	Zions Bancorp NA	464,919	25,942,480

TOTAL FINANCIALS			1,623,237,524

HEALTH CARE — (4.2%)
#*	Acadia Healthcare Co., Inc.	357,396	21,772,564
#»	Achillion Pharmaceuticals, Inc.	98,996	141,564
*	Addus HomeCare Corp.	1,411	149,284
#*	Adverum Biotechnologies, Inc.	68,218	266,050
#*	Akebia Therapeutics, Inc.	24,796	79,099
*	Alkermes P.L.C.	488	10,738
#*	Allscripts Healthcare Solutions, Inc.	790,373	12,298,204
*	AMN Healthcare Services, Inc.	14,829	1,175,940
*	Amphastar Pharmaceuticals, Inc.	78,868	1,372,303
*	AnaptysBio, Inc.	26,757	624,776
*	AngioDynamics, Inc.	131,791	3,202,521
*	ANI Pharmaceuticals, Inc.	2,700	89,856
*	Anika Therapeutics, Inc.	59,384	2,386,049
*	Assembly Biosciences, Inc.	72	308
*	Avanos Medical, Inc.	207,829	8,980,291
*	Brookdale Senior Living, Inc.	641,501	4,195,417
*	Cantel Medical Corp.	3,078	270,587
#*	CareCloud, Inc.	10,138	79,685
#*	Catalyst Biosciences, Inc.	63,887	321,990
	Computer Programs and Systems, Inc.	23,392	702,228
#*	Concert Pharmaceuticals, Inc.	3,300	13,695
#	CONMED Corp.	60,537	8,532,690
»	Contra Pfenex, Inc.	3,214	2,411
#*	Corvus Pharmaceuticals, Inc.	100	282
*	Covetrus, Inc.	129,335	3,705,448
*	Cross Country Healthcare, Inc.	31,696	422,191
*	Cumberland Pharmaceuticals, Inc.	50,159	133,925
#*	Cyclerion Therapeutics, Inc.	11,200	24,416
#*	Electromed, Inc.	22,812	222,873
*	Emergent BioSolutions, Inc.	27,626	1,684,634
#*	Enanta Pharmaceuticals, Inc.	33,620	1,705,879
	Ensign Group, Inc. (The)	13,508	1,159,662
#*	Envista Holdings Corp.	57,249	2,477,737
#*	Enzo Biochem, Inc.	200,737	616,263
#*	Evolent Health, Inc., Class A	224,184	4,855,825
#*	Five Star Senior Living, Inc.	48,334	251,820
#*	Fluidigm Corp.	3,533	17,700
#*	FONAR Corp.	23,111	396,354
#*	GlycoMimetics, Inc.	46,250	111,000
*	Harvard Bioscience, Inc.	146,022	1,011,932
*	HealthStream, Inc.	60,223	1,454,988
*	Horizon Therapeutics P.L.C.	3,720	351,986
*	Inogen, Inc.	1,800	117,702
*	Integer Holdings Corp.	124,979	11,733,029
#*	IntriCon Corp.	11,640	269,233
#	Invacare Corp.	163,491	1,476,324

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	IRIDEX Corp.	26,653	$229,216
*	Jazz Pharmaceuticals P.L.C.	53,479	8,791,948
#*	Jounce Therapeutics, Inc.	63,329	597,192
*	Kewaunee Scientific Corp.	10,719	128,414
#*	Kindred Biosciences, Inc.	32,390	161,950
#*	Lannett Co., Inc.	59,430	259,709
#	LeMaitre Vascular, Inc.	15,787	828,344
#*	LENSAR, Inc.	47,837	330,554
*	LHC Group, Inc.	17,060	3,553,086
*	Ligand Pharmaceuticals, Inc.	7,610	1,110,223
	Luminex Corp.	60,401	2,216,113
*	Lumos Pharma, Inc.	2,277	28,189
*	Magellan Health, Inc.	106,199	10,003,946
*»	MedCath Corp.	116,120	0
*	MEDNAX, Inc.	255,059	6,713,153
*	Meridian Bioscience, Inc.	126,689	2,480,571
*	Merit Medical Systems, Inc.	109,142	6,941,431
#*	Merrimack Pharmaceuticals, Inc.	84,806	597,882
#*	Misonix, Inc.	1,203	22,340
*	ModivCare, Inc.	23,334	3,268,627
*	Myriad Genetics, Inc.	230,945	6,979,158
	National HealthCare Corp.	30,775	2,163,790
*	Natus Medical, Inc.	28,915	738,778
*	NextGen Healthcare, Inc.	90,895	1,664,287
#*	OPKO Health, Inc.	10,855	44,506
#*	OraSure Technologies, Inc.	178,821	1,636,212
*	Orthofix Medical, Inc.	23,117	1,025,239
*	Otonomy, Inc.	81,021	190,399
	Owens & Minor, Inc.	339,710	12,260,134
#	Patterson Cos., Inc.	329,835	10,600,897
#*»	PDL BioPharma, Inc.	463,418	1,144,642
*	Pennant Group, Inc. (The)	3,724	150,524
	Perrigo Co. P.L.C.	401,917	16,731,805
	Premier, Inc., Class A	90,166	3,187,368
*	Prestige Consumer Healthcare, Inc.	144,684	6,302,435
#*	Protagonist Therapeutics, Inc.	16,999	491,951
#*	Prothena Corp. P.L.C.	56,014	1,486,612
*	Select Medical Holdings Corp.	355,271	13,400,822
#*	Spectrum Pharmaceuticals, Inc.	43,890	136,498
#*	Star Equity Holdings, Inc.	5,037	14,507
*	Supernus Pharmaceuticals, Inc.	118,681	3,613,836
#*	Surgalign Holdings, Inc.	231,024	418,153
#*	Surgery Partners, Inc.	104,956	5,058,879
*	Syneos Health, Inc.	73,977	6,276,948
*	Synlogic, Inc.	71,045	247,947
#*	Taro Pharmaceutical Industries, Ltd.	9,711	718,808
*	Triple-S Management Corp., Class B	73,304	1,738,038
*	United Therapeutics Corp.	399	80,422
	Universal Health Services, Inc., Class B	4,052	601,357
	Utah Medical Products, Inc.	1,047	91,361
*	Vanda Pharmaceuticals, Inc.	104,571	1,735,879
#*	Varex Imaging Corp.	77,283	1,834,698
*	Viatris, Inc.	72,104	958,983

TOTAL HEALTH CARE			252,858,214

INDUSTRIALS — (22.5%)
	AAR Corp.	153,489	6,176,397
	ABM Industries, Inc.	289,644	14,890,598
*	Acacia Research Corp.	94,080	572,006

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	ACCO Brands Corp.	258,640	$2,219,131
	Acme United Corp.	8,213	367,121
#	Acuity Brands, Inc.	370	68,642
#	ADT, Inc.	218,348	2,008,802
*	AECOM	123,182	8,182,980
*	Aegion Corp.	85,783	2,582,068
*	AeroVironment, Inc.	13,118	1,447,834
	AGCO Corp.	273,209	39,866,657
	Air Lease Corp.	402,111	18,782,605
#*	Air Transport Services Group, Inc.	120,742	3,177,929
	Alamo Group, Inc.	61,484	9,668,359
*	Alaska Air Group, Inc.	83,278	5,757,841
	Albany International Corp., Class A	72,670	6,485,071
*	Allegiant Travel Co.	1,325	312,342
	Allied Motion Technologies, Inc.	12,051	627,255
	Altra Industrial Motion Corp.	35,754	2,109,844
	AMERCO	43,390	25,887,776
*	Ameresco, Inc., Class A	58,493	3,087,845
*	American Woodmark Corp.	27,892	2,774,138
*	AMREP Corp.	8,943	95,690
	Apogee Enterprises, Inc.	107,723	3,784,309
	Applied Industrial Technologies, Inc.	94,504	9,040,253
	ARC Document Solutions, Inc.	74,394	162,179
	ArcBest Corp.	84,767	6,167,647
	Arcosa, Inc.	218,632	13,181,323
	Argan, Inc.	28,794	1,444,019
*	Armstrong Flooring, Inc.	43,500	225,765
*	ASGN, Inc.	152,272	16,015,969
	Astec Industries, Inc.	69,547	5,216,720
#*	Atlas Air Worldwide Holdings, Inc.	128,146	8,702,395
	AZZ, Inc.	19,332	1,017,636
	Barnes Group, Inc.	136,481	6,813,132
	Barrett Business Services, Inc.	9,363	686,589
*	Beacon Roofing Supply, Inc.	293,550	16,535,671
#	BGSF, Inc.	5,472	76,663
	Boise Cascade Co.	126,629	8,448,687
	Brady Corp., Class A	78,318	4,273,813
*	BrightView Holdings, Inc.	23,274	417,303
#*	Broadwind, Inc.	16,100	83,237
*	Builders FirstSource, Inc.	302,203	14,708,220
*	CACI International, Inc., Class A	72,603	18,503,601
	CAI International, Inc.	77,631	3,303,199
*	CBIZ, Inc.	181,069	6,082,108
*	CECO Environmental Corp.	143,398	1,046,805
#*	Chart Industries, Inc.	164,239	26,381,711
	Chicago Rivet & Machine Co.	1,983	51,360
*	CIRCOR International, Inc.	61,176	2,102,619
*	Clean Harbors, Inc.	115,444	10,269,898
#*	Colfax Corp.	493,743	22,312,246
	Columbus McKinnon Corp.	75,237	3,724,984
#	Comfort Systems USA, Inc.	47,713	3,929,643
#*	Commercial Vehicle Group, Inc.	29,611	325,425
#	CompX International, Inc.	5,744	110,515
*	Construction Partners, Inc., Class A	9,337	296,263
#*	Copa Holdings SA, Class A	34,708	3,002,242
	CoreLogic, Inc.	71,871	5,728,119
#*	Cornerstone Building Brands, Inc.	11,973	168,340
	Costamare, Inc.	269,613	2,836,329
*	Covenant Logistics Group, Inc.	59,106	1,271,370

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CRA International, Inc.	29,637	$2,378,666
	Crane Co.	6,758	635,657
	CSW Industrials, Inc.	16,461	2,228,984
	Cubic Corp.	82,749	6,192,935
	Douglas Dynamics, Inc.	64,473	2,883,877
*	Ducommun, Inc.	43,838	2,583,373
*	DXP Enterprises, Inc.	53,307	1,560,296
*	Dycom Industries, Inc.	26,910	2,524,427
#	Eastern Co. (The)	32,147	908,796
*	Echo Global Logistics, Inc.	115,455	3,775,378
	EMCOR Group, Inc.	20,058	2,402,948
	Encore Wire Corp.	91,119	6,804,767
	Enerpac Tool Group Corp.	70,912	1,886,259
	EnerSys	85,269	7,808,935
#	Eneti, Inc.	10,098	203,071
	Ennis, Inc.	94,663	1,962,364
	EnPro Industries, Inc.	69,061	5,915,075
	ESCO Technologies, Inc.	81,824	8,899,178
	Espey Manufacturing & Electronics Corp.	13,355	202,328
	Federal Signal Corp.	210,203	8,708,710
	Forward Air Corp.	19,601	1,730,572
*	Franklin Covey Co.	44,255	1,351,548
	Franklin Electric Co., Inc.	33,384	2,713,118
*	FTI Consulting, Inc.	58,318	8,097,454
*	Gates Industrial Corp. P.L.C.	51,389	886,460
#	GATX Corp.	190,739	18,637,108
	Genco Shipping & Trading, Ltd.	122,801	1,883,767
#*	Gencor Industries, Inc.	57,031	683,802
*	Gibraltar Industries, Inc.	130,558	11,993,058
*	GMS, Inc.	121,257	5,300,143
	Gorman-Rupp Co. (The)	108,557	3,747,388
*	GP Strategies Corp.	90,212	1,420,839
	Graham Corp.	3,996	54,785
#	Granite Construction, Inc.	168,000	6,400,800
*	Great Lakes Dredge & Dock Corp.	216,542	3,399,709
#	Greenbrier Cos., Inc. (The)	128,987	6,093,346
	Griffon Corp.	250,012	6,780,325
	H&E Equipment Services, Inc.	65,215	2,536,863
*	Harsco Corp.	1,956	35,071
#*	Hawaiian Holdings, Inc.	120,875	3,035,171
	Heartland Express, Inc.	60,793	1,130,142
	Heidrick & Struggles International, Inc.	71,312	3,016,498
	Helios Technologies, Inc.	25,047	1,810,397
*	Herc Holdings, Inc.	45,532	4,808,179
*	Heritage-Crystal Clean, Inc.	41,140	1,181,541
	Herman Miller, Inc.	19,744	819,376
	Hillenbrand, Inc.	27,303	1,340,304
	HNI Corp.	1,176	49,792
*	Houston Wire & Cable Co.	16,754	87,958
*	Howmet Aerospace, Inc.	59,287	1,894,813
*	Hub Group, Inc., Class A	119,601	7,860,178
*	Hudson Global, Inc.	594	10,544
#	Hurco Cos., Inc.	32,038	1,100,505
*	Huron Consulting Group, Inc.	77,517	4,361,106
	Hyster-Yale Materials Handling, Inc.	43,601	3,525,141
	ICF International, Inc.	61,609	5,610,116
*	IES Holdings, Inc.	3,589	189,463
	Innovative Solutions & Support, Inc.	5,621	34,625
	Insteel Industries, Inc.	73,466	2,801,259

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	90,555	$1,162,726
	ITT, Inc.	86,313	8,140,179
	Jacobs Engineering Group, Inc.	5,007	668,985
*	JELD-WEN Holding, Inc.	122,916	3,585,460
*	JetBlue Airways Corp.	1,127,944	22,964,940
	Kadant, Inc.	54,051	9,622,700
	Kaman Corp.	83,494	4,454,405
#	KAR Auction Services, Inc.	183,573	2,751,759
#	KBR, Inc.	351,861	13,919,621
*	Kelly Services, Inc., Class A	132,061	3,308,128
	Kennametal, Inc.	172,964	6,946,234
	Kforce, Inc.	507	28,412
	Kimball International, Inc., Class B	137,692	2,007,549
*	Kirby Corp.	168,245	10,717,206
	Knight-Swift Transportation Holdings, Inc.	663,046	31,242,728
	Knoll, Inc.	16,846	402,619
	Korn Ferry	196,668	13,351,791
*	Lawson Products, Inc.	26,425	1,385,463
#*	LB Foster Co., Class A	38,491	621,245
	LSI Industries, Inc.	51,779	425,623
#*	Lydall, Inc.	88,401	3,257,577
	Macquarie Infrastructure Corp.	282,816	9,420,601
*	Manitex International, Inc.	5,026	36,439
*	Manitowoc Co., Inc. (The)	107,837	2,467,311
	ManpowerGroup, Inc.	105,156	12,712,309
	ManTech International Corp., Class A	69,078	5,895,807
	Marten Transport, Ltd.	460,175	7,694,126
*	Masonite International Corp.	50,108	6,328,139
#*	MasTec, Inc.	222,715	23,242,537
#*	Mastech Digital, Inc.	2,816	44,465
*	Matrix Service Co.	83,646	1,104,964
	Matson, Inc.	178,811	11,681,723
	Matthews International Corp., Class A	93,742	3,879,044
	Maxar Technologies, Inc.	18,832	730,870
	McGrath RentCorp.	70,821	5,805,906
*	Mesa Air Group, Inc.	42,710	480,915
*	Middleby Corp. (The)	1,226	222,298
	Miller Industries, Inc.	59,589	2,563,519
*	Mistras Group, Inc.	53,460	595,010
	Moog, Inc., Class A	71,371	6,177,160
#*	MRC Global, Inc.	67,005	631,187
#	MSC Industrial Direct Co., Inc., Class A	62,266	5,613,903
	Mueller Industries, Inc.	133,910	6,008,542
	Mueller Water Products, Inc., Class A	285,621	4,101,518
*	MYR Group, Inc.	70,755	5,511,814
	National Presto Industries, Inc.	18,332	1,885,996
	Nielsen Holdings P.L.C.	165,045	4,233,404
#	NL Industries, Inc.	14,037	99,663
#*	NN, Inc.	87,970	642,181
#*	Northwest Pipe Co.	53,476	1,779,147
*	NOW, Inc.	395,727	3,886,039
*	NV5 Global, Inc.	32,961	2,970,775
	nVent Electric P.L.C.	165,310	5,033,689
*	Orion Group Holdings, Inc.	78,737	424,392
	Oshkosh Corp.	177,390	22,072,638
	Owens Corning	241,352	23,365,287
*	P&F Industries, Inc., Class A	1,423	8,823
*	PAM Transportation Services, Inc.	25,480	1,475,802
	Park Aerospace Corp.	63,544	857,209

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	38,885	$1,411,914
#	Patriot Transportation Holding, Inc.	9,898	111,352
*	Perma-Pipe International Holdings, Inc.	44,798	290,291
*	PGT Innovations, Inc.	80,772	2,126,727
#	Powell Industries, Inc.	58,001	2,043,955
	Preformed Line Products Co.	18,288	1,210,666
	Primoris Services Corp.	107,973	3,526,398
*	Quad/Graphics, Inc.	36,556	131,602
	Quanex Building Products Corp.	79,928	2,181,235
	Quanta Services, Inc.	594,479	57,450,451
#*	Radiant Logistics, Inc.	170,866	1,141,385
	Raven Industries, Inc.	40,179	1,632,071
*	RBC Bearings, Inc.	312	62,222
#*	RCM Technologies, Inc.	61,403	220,437
	Regal Beloit Corp.	138,919	20,064,071
*	Resideo Technologies, Inc.	151,792	4,555,278
	Resources Connection, Inc.	139,360	1,966,370
#	REV Group, Inc.	40,303	735,127
	Rexnord Corp.	130,290	6,505,380
	Rush Enterprises, Inc., Class A	261,263	12,895,942
	Rush Enterprises, Inc., Class B	77,853	3,409,183
	Ryder System, Inc.	233,530	18,645,035
*	Saia, Inc.	63,271	14,837,049
	Schneider National, Inc., Class B	64,681	1,567,221
*	Sensata Technologies Holding P.L.C.	170,847	9,864,706
*	Servotronics, Inc.	7,061	57,335
	Shyft Group, Inc. (The)	117,369	4,157,210
*	SIFCO Industries, Inc.	12,483	175,511
	Simpson Manufacturing Co., Inc.	51,166	5,766,408
	SkyWest, Inc.	240,109	11,923,813
#	Snap-on, Inc.	61,838	14,692,709
*	SP Plus Corp.	29,612	1,016,580
#*	Spirit Airlines, Inc.	223,801	8,016,552
*	SPX Corp.	52,263	3,170,274
	SPX FLOW, Inc.	73,038	4,863,600
	Standex International Corp.	54,396	5,157,829
	Steelcase, Inc., Class A	271,346	3,744,575
*	Sterling Construction Co., Inc.	94,214	1,964,362
	Systemax, Inc.	74,863	3,198,147
#*	Taylor Devices, Inc.	706	8,585
#*	Team, Inc.	92,048	908,514
	Terex Corp.	254,020	11,936,400
*	Textainer Group Holdings, Ltd.	97,073	2,487,010
	Textron, Inc.	32,241	2,071,162
*	Thermon Group Holdings, Inc.	119,085	2,274,523
	Timken Co. (The)	132,287	11,094,911
*	Titan Machinery, Inc.	99,773	2,605,073
*	Transcat, Inc.	8,060	403,000
*	TriMas Corp.	139,851	4,452,856
	Trinity Industries, Inc.	593,104	16,393,395
	Triton International, Ltd.	341,605	17,138,323
*	TrueBlue, Inc.	138,805	3,928,181
*	Tutor Perini Corp.	76,022	1,223,954
*	Twin Disc, Inc.	43,918	463,335
#*	U.S. Xpress Enterprises, Inc., Class A	9,811	100,465
	UFP Industries, Inc.	262,158	22,031,758
#*	Ultralife Corp.	54,582	431,198
	UniFirst Corp.	54,144	12,138,543
*	United Airlines Holdings, Inc.	1,077	58,589

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Univar Solutions, Inc.	88,108	$2,057,322
	Universal Logistics Holdings, Inc.	11,902	297,669
*	US Ecology, Inc.	2,197	93,285
#*	USA Truck, Inc.	8,900	136,793
	Valmont Industries, Inc.	12,525	3,091,796
*	Vectrus, Inc.	43,249	2,264,085
*	Veritiv Corp.	38,418	1,608,946
	Viad Corp.	85,101	3,545,308
*	Vidler Water Resouces, Inc.	50,122	453,604
*	Virco Mfg. Corp.	23,168	73,906
	VSE Corp.	23,342	1,007,207
	Wabash National Corp.	172,617	3,039,785
	Watts Water Technologies, Inc., Class A	65,622	8,173,220
	Werner Enterprises, Inc.	190,431	8,803,625
*	WESCO International, Inc.	161,720	14,832,958
#*	Willdan Group, Inc.	12,038	459,490
#*	Willis Lease Finance Corp.	36,581	1,566,398
*	WillScot Mobile Mini Holdings Corp.	513,308	15,024,525
#*	XPO Logistics, Inc.	133,945	18,634,428

TOTAL INDUSTRIALS			1,350,932,126

INFORMATION TECHNOLOGY — (8.1%)
#*	2U, Inc.	4,252	166,891
*»	Actua Corp.	11,098	1,110
	ADTRAN, Inc.	101,460	1,733,951
#*	Alithya Group, Inc., Class A	87,929	196,961
	Alliance Data Systems Corp.	561	66,114
*	Alpha & Omega Semiconductor, Ltd.	73,676	2,291,324
#	Amkor Technology, Inc.	615,915	12,453,801
*	Amtech Systems, Inc.	21,244	223,912
*	Arlo Technologies, Inc.	8,424	51,639
*	Arrow Electronics, Inc.	366,807	41,841,674
	AstroNova, Inc.	26,277	385,221
#*	Asure Software, Inc.	2,416	19,352
*	Avaya Holdings Corp.	11,436	329,014
#*	Aviat Networks, Inc.	15,604	505,726
	Avnet, Inc.	353,311	15,517,419
*	Aware, Inc.	66,795	233,782
*	Axcelis Technologies, Inc.	116,642	4,844,142
#*	AXT, Inc.	171,734	1,693,297
	Bel Fuse, Inc., Class A	9,916	187,512
	Bel Fuse, Inc., Class B	17,745	353,658
	Belden, Inc.	54,801	2,371,787
	Benchmark Electronics, Inc.	198,009	5,944,230
*	Bm Technologies, Inc.	8,705	85,396
#	Brooks Automation, Inc.	150,752	15,275,700
#*	BSQUARE Corp.	33,602	81,317
	Cass Information Systems, Inc.	2,772	127,207
*	Cirrus Logic, Inc.	86,834	6,461,318
#*	Clearfield, Inc.	15,468	531,326
	CMC Materials, Inc.	32	5,870
*	Coherent, Inc.	24,310	6,320,357
*	Cohu, Inc.	55,411	2,216,994
#	Communications Systems, Inc.	16,885	109,752
*	Computer Task Group, Inc.	56,615	560,488
	Comtech Telecommunications Corp.	105,908	2,539,674
*	Concentrix Corp.	210,135	32,650,776
*	Conduent, Inc.	101,912	693,002
	CSG Systems International, Inc.	11,392	523,918

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CSP, Inc.	5,466	$49,085
	CTS Corp.	91,183	2,965,271
#*	CyberOptics Corp.	26,076	860,247
	Daktronics, Inc.	130,280	803,828
#*	Data I/O Corp.	18,111	97,618
*	Digi International, Inc.	90,291	1,613,500
*	Diodes, Inc.	223,923	17,199,526
*	DSP Group, Inc.	53,420	742,004
	DXC Technology Co.	70,896	2,333,187
#	Ebix, Inc.	9,826	295,861
*	EchoStar Corp., Class A	164,257	4,016,084
*	EMCORE Corp.	23,758	148,012
*	ePlus, Inc.	62,471	6,269,590
*	ExlService Holdings, Inc.	4,788	442,315
*	Fabrinet	97,983	8,389,304
*	FARO Technologies, Inc.	1,164	88,284
*	First Solar, Inc.	14,605	1,117,721
*	Flex, Ltd.	769,480	13,388,952
*	FormFactor, Inc.	231,100	9,047,565
*	Frequency Electronics, Inc.	39,092	419,848
#*	GSI Technology, Inc.	56,662	334,306
	Hackett Group, Inc. (The)	87,795	1,460,031
#*	Harmonic, Inc.	211,735	1,655,768
*	Ichor Holdings, Ltd.	70,239	3,917,229
#*	II-VI, Inc.	104,242	6,998,808
#*	Information Services Group, Inc.	6,612	30,085
*	Insight Enterprises, Inc.	137,520	13,802,882
	InterDigital, Inc.	44,066	3,059,062
*	inTEST Corp.	48,411	587,225
#*	Intevac, Inc.	55,464	355,524
	Jabil, Inc.	375,713	19,694,875
	Juniper Networks, Inc.	29,489	748,726
#*	Key Tronic Corp.	54,827	381,596
*	Kimball Electronics, Inc.	104,283	2,399,552
#*	Knowles Corp.	356,394	7,448,635
	Kulicke & Soffa Industries, Inc.	168,941	9,604,296
*	KVH Industries, Inc.	54,591	730,973
#*	LGL Group, Inc. (The)	9,599	107,989
	Littelfuse, Inc.	594	157,553
#*	Luna Innovations, Inc.	35,024	397,172
#*	MACOM Technology Solutions Holdings, Inc.	146	8,265
*	Magnachip Semiconductor Corp.	2,960	74,030
*	Marin Software, Inc.	8,420	15,072
	Methode Electronics, Inc.	159,696	7,175,141
	MKS Instruments, Inc.	87,108	15,601,914
#*	Napco Security Technologies, Inc.	18,896	629,426
*	NeoPhotonics Corp.	11,694	109,456
*	NETGEAR, Inc.	95,324	3,547,006
#*	Netscout Systems, Inc.	270,474	7,085,066
	Network-1 Technologies, Inc.	4,934	16,085
	NVE Corp.	502	38,418
*	ON Semiconductor Corp.	148,893	5,806,827
*	OneSpan, Inc.	55,749	1,494,631
*	Onto Innovation, Inc.	118,239	8,101,736
*	Optical Cable Corp.	27,633	90,360
*	OSI Systems, Inc.	46,194	4,460,955
#	PC Connection, Inc.	159,110	7,215,638
	PC-Tel, Inc.	46,981	313,833
#*	PDF Solutions, Inc.	1,611	28,563

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Perficient, Inc.	96,250	$6,314,962
	Perspecta, Inc.	12,078	353,523
*	Photronics, Inc.	209,678	2,662,911
*	Plexus Corp.	96,047	8,878,585
	QAD, Inc., Class B	465	21,585
*	Qumu Corp.	1,079	5,935
*	Rambus, Inc.	217,477	4,127,713
	RF Industries, Ltd.	21,199	136,734
*	Ribbon Communications, Inc.	14,919	100,703
	Richardson Electronics, Ltd.	36,622	278,693
*	Rogers Corp.	37,796	7,401,969
*	Sanmina Corp.	276,608	11,296,671
*	ScanSource, Inc.	78,044	2,359,270
*	SMART Global Holdings, Inc.	14,238	657,084
*	StarTek, Inc.	2,241	18,219
*	Stratasys, Ltd.	89,218	1,999,375
*	Super Micro Computer, Inc.	17,748	657,031
*	Sykes Enterprises, Inc.	144,986	6,354,736
#*	Synaptics, Inc.	23,882	3,340,375
	SYNNEX Corp.	210,135	25,468,362
*	TESSCO Technologies, Inc.	38,446	277,965
#*	Trio-Tech International	5,279	25,181
#*	TTM Technologies, Inc.	414,929	6,223,935
*	Ultra Clean Holdings, Inc.	126,517	6,461,223
#*	Veeco Instruments, Inc.	44,535	1,024,750
	Vishay Intertechnology, Inc.	434,647	10,679,277
*	Vishay Precision Group, Inc.	49,435	1,575,988
	Wayside Technology Group, Inc.	3,889	95,281
#*	WidePoint Corp.	3,514	31,169
	Xerox Holdings Corp.	462,235	11,158,353
	Xperi Holding Corp.	150,228	3,087,185

TOTAL INFORMATION TECHNOLOGY			488,642,866

MATERIALS — (7.4%)
#*	Advanced Emissions Solutions, Inc.	2,970	13,959
*	AdvanSix, Inc.	21,593	627,924
	Albemarle Corp.	1,324	222,657
#*	Alcoa Corp.	78,231	2,866,384
#*	Allegheny Technologies, Inc.	345,547	8,037,423
*	Alpha Metallurgical Resources Inc.	910	11,002
	American Vanguard Corp.	130,737	2,585,978
*	Ampco-Pittsburgh Corp.	2,600	19,682
*	Arconic Corp.	14,821	423,881
	Ashland Global Holdings, Inc.	178,236	15,365,726
	Avient Corp.	46,159	2,343,492
	Cabot Corp.	79,290	4,351,435
#	Caledonia Mining Corp., P.L.C.	640	8,902
	Carpenter Technology Corp.	143,759	5,444,153
*	Century Aluminum Co.	379,681	5,945,804
	CF Industries Holdings, Inc.	209,993	10,211,960
	Chase Corp.	15,612	1,849,085
	Chemours Co. (The)	16,823	508,055
#*	Clearwater Paper Corp.	78,347	2,621,491
*	Coeur Mining, Inc.	402,052	3,248,580
	Commercial Metals Co.	515,504	15,063,027
*	Core Molding Technologies, Inc.	23,022	253,472
	Domtar Corp.	213,899	8,431,899
	Eastman Chemical Co.	22,929	2,645,777
	Element Solutions, Inc.	921,185	20,155,528

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Ferro Corp.	83,666	$1,393,876
*	Ferroglobe P.L.C.	12,960	53,136
»	Ferroglobe Representation & Warranty Insurance Trust	20,277	0
	Fortitude Gold Corp.	29,616	149,561
#	Friedman Industries, Inc.	14,662	119,642
	FutureFuel Corp.	149,055	1,892,998
*	GCP Applied Technologies, Inc.	11,299	290,271
	Glatfelter Corp.	229,233	3,374,310
#	Gold Resource Corp.	103,656	278,835
	Graphic Packaging Holding Co.	481,436	8,930,638
#	Greif, Inc., Class A	76,224	4,612,314
	Greif, Inc., Class B	13,725	820,892
	Hawkins, Inc.	69,398	2,314,423
	Haynes International, Inc.	57,574	1,683,464
	HB Fuller Co.	198,292	13,249,871
#	Hecla Mining Co.	2,062,971	12,192,159
	Huntsman Corp.	670,534	19,224,210
	Innospec, Inc.	82,859	8,071,295
*	Intrepid Potash, Inc.	2,963	95,290
	Kaiser Aluminum Corp.	70,836	8,533,613
*	Koppers Holdings, Inc.	5,598	186,077
*	Kraton Corp.	77,741	2,780,018
	Kronos Worldwide, Inc.	78,569	1,335,673
#*	Livent Corp.	126,159	2,273,385
#	Louisiana-Pacific Corp.	184,765	12,172,318
	Materion Corp.	80,618	5,708,561
	Mercer International, Inc.	214,300	3,533,807
	Minerals Technologies, Inc.	139,004	10,861,773
	Mosaic Co. (The)	22,484	790,987
	Myers Industries, Inc.	86,603	1,953,764
	Neenah, Inc.	46,921	2,494,790
#	Nexa Resources SA	25,876	267,558
	Northern Technologies International Corp.	44,731	695,567
#	Olin Corp.	473,317	20,366,830
	Olympic Steel, Inc.	50,535	1,468,042
#	PQ Group Holdings, Inc.	59,589	834,246
#*	Rayonier Advanced Materials, Inc.	187,859	1,707,638
	Reliance Steel & Aluminum Co.	288,850	46,305,543
#*	Resolute Forest Products, Inc.	28,452	384,671
*	Ryerson Holding Corp.	17,335	275,280
	Schnitzer Steel Industries, Inc., Class A	142,319	6,718,880
	Schweitzer-Mauduit International, Inc.	102,745	4,692,364
	Sensient Technologies Corp.	16,762	1,378,507
	Sonoco Products Co.	51,048	3,341,602
	Steel Dynamics, Inc.	497,726	26,986,704
	Stepan Co.	59,628	7,790,994
*	Summit Materials, Inc., Class A	369,016	10,623,971
	SunCoke Energy, Inc.	285,950	1,930,162
*	Synalloy Corp.	28,483	259,480
*	TimkenSteel Corp.	182,277	2,190,970
#*	Trecora Resources	72,035	546,746
	Tredegar Corp.	113,297	1,656,402
	Trinseo SA	52,798	3,268,724
	Tronox Holdings P.L.C., Class A	167,521	3,551,445
#*	UFP Technologies, Inc.	14,247	713,205
	United States Lime & Minerals, Inc.	11,985	1,656,087
#	United States Steel Corp.	409,864	9,430,971
#*	Universal Stainless & Alloy Products, Inc.	20,469	187,087
#*	US Concrete, Inc.	52,600	3,335,366

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Valvoline, Inc.	107,752	$3,383,413
	Verso Corp., Class A	112,552	1,737,803
	Warrior Met Coal, Inc.	40,854	647,536
	Westlake Chemical Corp.	230,634	21,654,226
	WestRock Co.	65,009	3,624,252
	Worthington Industries, Inc.	110,280	7,196,873

TOTAL MATERIALS			445,438,372

REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	2,866	18,056
#*	Cushman & Wakefield P.L.C.	65,699	1,116,883
*	Five Point Holdings LLC, Class A	2,100	15,078
*	Forestar Group, Inc.	35,300	894,502
*	FRP Holdings, Inc.	26,447	1,342,450
*	Howard Hughes Corp. (The)	20,879	2,253,679
#	Indus Realty Trust, Inc.	10,641	665,062
*	Jones Lang LaSalle, Inc.	32,125	6,036,609
	Kennedy-Wilson Holdings, Inc.	60,047	1,233,966
*	Marcus & Millichap, Inc.	10,575	373,509
	Newmark Group, Inc., Class A	2,693	28,950
#*	Rafael Holdings, Inc., Class B	44,138	1,824,665
	RE/MAX Holdings, Inc., Class A	60,375	2,217,574
#*	Realogy Holdings Corp.	176,373	3,047,725
#	St Joe Co. (The)	9,556	437,569
#*	Stratus Properties, Inc.	25,957	912,389
*	Tejon Ranch Co.	113,297	1,792,358

TOTAL REAL ESTATE			24,211,024

UTILITIES — (0.2%)
#	Genie Energy, Ltd., Class B	78,472	439,443
	MDU Resources Group, Inc.	23,689	792,634
	New Jersey Resources Corp.	2,058	86,333
#	Ormat Technologies, Inc.	73,091	5,291,789
	Vistra Corp.	201,723	3,403,067

TOTAL UTILITIES			10,013,266

TOTAL COMMON STOCKS			5,846,202,284

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	13,712	366,796

CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	12,158	1,271,727

INDUSTRIALS — (0.1%)
(r)	WESCO International, Inc., Floating Rate Note	66,146	2,099,474

TOTAL PREFERRED STOCKS			3,737,997

TOTAL INVESTMENT SECURITIES (Cost $2,752,388,075)			5,849,940,281

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	12,611,111	12,611,111

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	12,056,258	$139,490,901

TOTAL INVESTMENTS — (100.0%) (Cost $2,904,481,904)		$6,002,042,293

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$181,219,754	—	—	$181,219,754
Consumer Discretionary	957,191,178	$18,745	—	957,209,923
Consumer Staples	281,149,053	—	—	281,149,053
Energy	231,290,162	—	—	231,290,162
Financials	1,623,221,298	16,226	—	1,623,237,524
Health Care	251,569,597	1,288,617	—	252,858,214
Industrials	1,350,932,126	—	—	1,350,932,126
Information Technology	488,641,756	1,110	—	488,642,866
Materials	445,438,372	—	—	445,438,372
Real Estate	24,211,024	—	—	24,211,024
Utilities	10,013,266	—	—	10,013,266
Preferred Stocks
Communication Services	366,796	—	—	366,796
Consumer Discretionary	1,271,727	—	—	1,271,727
Industrials	2,099,474	—	—	2,099,474
Temporary Cash Investments	12,611,111	—	—	12,611,111
Securities Lending Collateral	—	139,490,901	—	139,490,901

TOTAL	$5,861,226,694	$140,815,599	—	$6,002,042,293

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.4%)
*	Alaska Communications Systems Group, Inc.	27,346	$90,515
*	AMC Networks, Inc., Class A	46,848	2,355,517
#*	Anterix, Inc.	15,886	751,726
	ATN International, Inc.	26,846	1,223,641
#	Audacy Inc.	124,386	602,028
#*	AutoWeb, Inc.	7,894	20,524
#*	Bandwidth, Inc., Class A	2,792	369,102
*	Boingo Wireless, Inc.	91,024	1,270,695
#*	Boston Omaha Corp., Class A	8,713	244,138
#*	Cardlytics, Inc.	932	128,178
*	Cargurus, Inc.	27,538	679,638
*	Cars.com, Inc.	137,939	1,822,174
#*	Cincinnati Bell, Inc.	89,371	1,378,995
#	Cinemark Holdings, Inc.	57,894	1,227,353
	Cogent Communications Holdings, Inc.	88,424	6,676,896
*	comScore, Inc.	26,722	98,604
#*	Consolidated Communications Holdings, Inc.	111,487	802,706
*	Cumulus Media, Inc., Class A	4,437	42,640
*	Daily Journal Corp.	249	75,992
*	DHI Group, Inc.	54,016	157,727
	Entravision Communications Corp., Class A	102,213	393,520
#*	Eventbrite, Inc., Class A	991	23,358
	EW Scripps Co. (The), Class A	139,434	3,014,563
#*	Fluent, Inc.	22,403	83,339
#*	Gaia, Inc.	19,254	202,937
	Gray Television, Inc.	155,068	3,150,982
	Gray Television, Inc., Class A	912	17,009
*	Hemisphere Media Group, Inc.	25,030	305,867
*	IDT Corp., Class B	60,530	1,453,325
*	iHeartMedia, Inc., Class A	8,595	164,508
*	IMAX Corp.	65,542	1,351,476
*	Iridium Communications, Inc.	122,505	4,653,965
	John Wiley & Sons, Inc., Class A	82,894	4,719,984
*	Liberty Latin America, Ltd., Class A	54,286	753,761
*	Liberty Latin America, Ltd., Class C	142,012	1,981,067
#*	Liberty Media Corp.-Liberty Braves, Class A	13,409	375,318
*	Liberty Media Corp.-Liberty Braves, Class C	35,733	989,447
*	Liberty TripAdvisor Holdings, Inc., Class A	112,670	570,110
#*	Lions Gate Entertainment Corp., Class A	103,681	1,500,264
*	Lions Gate Entertainment Corp., Class B	109,195	1,375,857
#	Loral Space & Communications, Inc.	3,957	158,794
*	Madison Square Garden Entertainment Corp.	520	47,117
#*	Marcus Corp. (The)	41,404	826,424
#*	Meredith Corp.	55,206	1,716,907
#*	MSG Networks, Inc., Class A	52,517	833,445
	National CineMedia, Inc.	2,679	11,439
	Nexstar Media Group, Inc., Class A	67,042	9,882,661
#*	ORBCOMM, Inc.	158,693	1,818,622
*	QuinStreet, Inc.	92,580	1,876,597
*	Reading International, Inc., Class A	26,130	156,257
*	Reading International, Inc., Class B	2,340	46,800
#	Saga Communications, Inc., Class A	7,054	158,927
	Scholastic Corp.	44,315	1,344,074
#*	Sciplay Corp., Class A	11,346	200,257

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	99,217	$4,688,995
	Spok Holdings, Inc.	49,865	512,114
#*	Super League Gaming, Inc.	4,966	26,717
#*	TechTarget, Inc.	66,320	5,086,744
	TEGNA, Inc.	196,000	3,931,760
	Telephone and Data Systems, Inc.	145,496	3,343,498
	Townsquare Media, Inc., Class A	28,307	291,562
#*	Travelzoo	16,527	260,466
*	Tribune Publishing Co.	75,192	1,311,349
*	TripAdvisor, Inc.	14,506	683,668
*	TrueCar, Inc.	82,012	377,255
*	United States Cellular Corp.	38,896	1,327,521
*	Vonage Holdings Corp.	451,711	6,120,684
	World Wrestling Entertainment, Inc., Class A	11,168	615,468
*	Yelp, Inc.	80,175	3,150,878
#*	Zedge, Inc., Class B	17,051	226,778

TOTAL COMMUNICATION SERVICES			98,133,224

CONSUMER DISCRETIONARY — (15.9%)
#*	1-800-Flowers.com, Inc., Class A	91,754	2,933,834
	Aaron’s Co., Inc. (The)	60,404	1,865,880
	Abercrombie & Fitch Co., Class A	120,014	4,499,325
	Acushnet Holdings Corp.	34,960	1,479,158
*	Adient P.L.C.	115,541	5,354,170
*	Adtalem Global Education, Inc.	83,245	2,856,136
	AMCON Distributing Co.	300	43,785
*	American Axle & Manufacturing Holdings, Inc.	287,002	2,663,379
#	American Eagle Outfitters, Inc.	346,847	11,990,501
*	American Outdoor Brands, Inc.	30,011	775,784
*	American Public Education, Inc.	31,552	961,074
*	America’s Car-Mart, Inc.	16,752	2,526,704
#*	Ark Restaurants Corp.	5,380	109,214
*	Asbury Automotive Group, Inc.	46,175	9,170,817
#*	Aspen Group, Inc.	10,446	49,827
*	At Home Group, Inc.	75,215	2,375,290
*	AutoNation, Inc.	69,821	7,155,256
	Bally’s Corp.	6,187	358,599
#*	Barnes & Noble Education, Inc.	103,115	815,640
	Bassett Furniture Industries, Inc.	21,746	745,888
*	Beazer Homes USA, Inc.	11,267	251,367
#	Bed Bath & Beyond, Inc.	70,173	1,776,780
	Big Lots, Inc.	61,107	4,212,717
*	Biglari Holdings, Inc., Class A	59	38,067
*	Biglari Holdings, Inc., Class B	2,903	386,273
#*	BJ’s Restaurants, Inc.	46,226	2,819,324
#*	Bloomin’ Brands, Inc.	124,365	3,929,934
*	Blue Apron Holdings, Inc., Class A	14,100	83,613
*	Bluegreen Vacations Holding Corp.	10,487	194,219
*	Boot Barn Holdings, Inc.	71,231	5,024,635
#*	Bowl America, Inc., Class A	1,400	14,000
	Brinker International, Inc.	22,185	1,489,279
	Brunswick Corp.	21,425	2,295,260
	Buckle, Inc. (The)	56,341	2,362,942
*	Build-A-Bear Workshop, Inc.	32,750	263,310
#	Caleres, Inc.	75,550	1,761,070
	Callaway Golf Co.	210,547	6,095,336
#	Camping World Holdings, Inc., Class A	3,598	156,657
	Canterbury Park Holding Corp.	6,569	88,813
*	Capri Holdings, Ltd.	4,463	245,822

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Carriage Services, Inc.	45,440	$1,689,459
*	Carrols Restaurant Group, Inc.	98,254	578,716
	Carter’s, Inc.	29,731	3,234,435
	Cato Corp. (The), Class A	42,203	565,520
*	Cavco Industries, Inc.	19,318	4,045,769
*	Century Casinos, Inc.	4,483	58,951
*	Century Communities, Inc.	84,334	6,235,656
	Cheesecake Factory, Inc. (The)	65,297	4,086,939
	Chico’s FAS, Inc.	13,000	39,000
#*	Children’s Place, Inc. (The)	28,465	2,230,233
#	Choice Hotels International, Inc.	51,768	5,891,198
#	Churchill Downs, Inc.	1,679	355,109
#*	Chuy’s Holdings, Inc.	40,839	1,995,394
#	Citi Trends, Inc.	15,726	1,644,940
#	Clarus Corp.	12,241	227,805
	Columbia Sportswear Co.	3,788	412,930
*	Conn’s, Inc.	71,920	1,455,661
*	Container Store Group, Inc. (The)	34,809	490,459
»	Contra Zagg, Inc.	53,073	4,777
	Cooper Tire & Rubber Co.	116,557	6,642,583
*	Cooper-Standard Holdings, Inc.	28,528	828,453
#	Core-Mark Holding Co., Inc.	111,988	4,766,209
	Cracker Barrel Old Country Store, Inc.	27,556	4,614,803
*	Crocs, Inc.	125,337	12,548,740
	Culp, Inc.	32,366	457,979
	Dana, Inc.	268,170	6,784,701
*	Dave & Buster’s Entertainment, Inc.	27,367	1,249,577
*	Deckers Outdoor Corp.	12,443	4,208,223
	Del Taco Restaurants, Inc.	81,502	929,123
*	Delta Apparel, Inc.	9,161	311,566
*	Denny’s Corp.	76,190	1,443,039
#	Designer Brands, Inc., Class A	88,545	1,567,247
#	Dick’s Sporting Goods, Inc.	83,687	6,910,872
	Dillard’s, Inc., Class A	19,175	1,896,599
#*	Dixie Group, Inc. (The)	7,497	26,914
*	Dorman Products, Inc.	63,309	6,278,987
#	Educational Development Corp.	11,230	199,669
*	El Pollo Loco Holdings, Inc.	76,845	1,301,754
	Escalade, Inc.	17,256	379,977
	Ethan Allen Interiors, Inc.	53,286	1,529,841
*	Everi Holdings, Inc.	46,082	814,730
	Extended Stay America, Inc.	214,321	4,262,845
#*	Fiesta Restaurant Group, Inc.	58,955	868,997
*	Flanigan’s Enterprises, Inc.	1,877	46,127
	Flexsteel Industries, Inc.	15,701	683,465
*	Floor & Decor Holdings, Inc., Class A	20,733	2,299,704
	Foot Locker, Inc.	14,008	826,192
*	Forward Industries, Inc.	7,288	19,678
*	Fossil Group, Inc.	98,171	1,266,406
*	Fox Factory Holding Corp.	69,359	10,627,880
*	frontdoor, Inc.	22,856	1,223,482
#*	Full House Resorts, Inc.	2,767	27,006
#*	Funko, Inc., Class A	3,600	77,544
	Gap, Inc. (The)	63,710	2,108,801
*	Genesco, Inc.	38,312	1,915,600
*	Gentherm, Inc.	70,582	5,025,438
*	G-III Apparel Group, Ltd.	74,577	2,423,007
*	Goodyear Tire & Rubber Co. (The)	237,164	4,081,592
#*	GoPro, Inc., Class A	97,060	1,089,984

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Graham Holdings Co., Class B	6,963	$4,425,752
*	Grand Canyon Education, Inc.	20,127	2,179,553
*	Green Brick Partners, Inc.	26,301	678,829
	Group 1 Automotive, Inc.	37,193	6,105,603
*	GrubHub, Inc.	40,800	2,776,032
#	Guess?, Inc.	125,828	3,402,389
#	H&R Block, Inc.	14,500	322,770
#	Hamilton Beach Brands Holding Co., Class A	21,382	416,949
#	Hanesbrands, Inc.	164,586	3,466,181
	Harley-Davidson, Inc.	85,405	4,131,040
	Haverty Furniture Cos., Inc.	42,229	1,962,382
	Haverty Furniture Cos., Inc., Class A	457	21,433
#*	Helen of Troy, Ltd.	49,830	10,524,594
*	Hibbett Sports, Inc.	41,971	3,334,596
#*	Hilton Grand Vacations, Inc.	91,868	4,093,638
#	Hooker Furniture Corp.	26,595	997,578
*	Horizon Global Corp.	16,767	135,142
#*	Houghton Mifflin Harcourt Co.	156,042	1,416,861
	Installed Building Products, Inc.	54,463	7,333,443
#	International Game Technology P.L.C.	1,000	17,220
*	iRobot Corp.	50,550	5,499,840
*	J Alexander’s Holdings, Inc.	21,666	222,510
	Jack in the Box, Inc.	44,536	5,373,268
#*	JAKKS Pacific, Inc.	1,753	16,461
	Johnson Outdoors, Inc., Class A	21,043	2,984,108
	KB Home	129,755	6,258,084
#	Kontoor Brands, Inc.	7,005	440,124
*	L Brands, Inc.	11,215	739,069
*	Lakeland Industries, Inc.	15,023	423,799
*	Lands’ End, Inc.	29,041	669,105
*	Laureate Education, Inc., Class A	86,254	1,185,993
	La-Z-Boy, Inc.	108,239	4,812,306
*	Lazydays Holdings, Inc.	3,900	96,525
	LCI Industries	45,565	6,675,272
*	Leaf Group, Ltd.	71,957	637,539
#*	Legacy Housing Corp.	400	7,144
	Leggett & Platt, Inc.	58,208	2,891,191
#*	LGI Homes, Inc.	21,484	3,561,618
	Lifetime Brands, Inc.	30,621	444,005
*	Lincoln Educational Services Corp.	5,543	35,586
#*	Lindblad Expeditions Holdings, Inc.	58,877	964,994
*	Liquidity Services, Inc.	82,478	1,478,831
	Lithia Motors, Inc., Class A	48,063	18,474,456
*	Lovesac Co. (The)	3,000	219,810
*	Lumber Liquidators Holdings, Inc.	40,035	959,639
*	M/I Homes, Inc.	42,762	2,981,367
#*	Magnite, Inc.	221,464	8,869,633
*	Malibu Boats, Inc., Class A	41,937	3,495,868
	Marine Products Corp.	33,814	587,011
*	MarineMax, Inc.	55,940	3,177,392
*	Marriott Vacations Worldwide Corp.	58,656	10,419,065
*	MasterCraft Boat Holdings, Inc.	57,358	1,626,673
#*	Mattel, Inc.	67,426	1,446,962
	MDC Holdings, Inc.	119,152	6,989,456
»	Media General, Inc.	64,715	6,070
*	Meritage Homes Corp.	43,894	4,669,883
*	Modine Manufacturing Co.	103,803	1,689,913
*	Monarch Casino & Resort, Inc.	36,281	2,735,950
	Monro, Inc.	53,172	3,753,411

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Motorcar Parts of America, Inc.	38,494	$831,470
	Movado Group, Inc.	34,044	1,067,960
	Murphy USA, Inc.	57,155	7,967,407
	Nathan’s Famous, Inc.	13,901	881,740
#*	National Vision Holdings, Inc.	38,880	1,959,941
#*	Nautilus, Inc.	91,165	1,527,925
*	Noodles & Co.	60,530	731,505
*	ODP Corp. (The)	75,465	3,051,050
#*	Ollie’s Bargain Outlet Holdings, Inc.	29,834	2,752,783
*	OneSpaWorld Holdings Ltd.	5,585	59,508
	Oxford Industries, Inc.	29,994	2,736,353
	Papa John’s International, Inc.	57,440	5,555,597
#*	Party City Holdco, Inc.	10,129	70,903
	Patrick Industries, Inc.	50,033	4,482,957
#*	Penn National Gaming, Inc.	56,370	5,023,694
	Penske Automotive Group, Inc.	101,258	8,879,314
*	Perdoceo Education Corp.	174,844	2,038,681
#	PetMed Express, Inc.	51,262	1,508,384
*	Playa Hotels & Resorts NV	30,068	221,300
*	PlayAGS, Inc.	28,699	256,856
	Polaris, Inc.	27,279	3,819,878
#*	Potbelly Corp.	33,023	201,771
*	Purple Innovation, Inc.	1,756	59,844
	PVH Corp.	12,121	1,371,855
*	Quotient Technology, Inc.	54,308	887,393
	Qurate Retail, Inc., Class A	179,538	2,136,502
	RCI Hospitality Holdings, Inc.	22,308	1,624,245
*	Red Robin Gourmet Burgers, Inc.	22,225	808,101
	Red Rock Resorts, Inc., Class A	16,500	604,395
#*	Regis Corp.	33,417	432,416
	Rent-A-Center, Inc.	39,962	2,299,813
*	Revolve Group, Inc.	7,100	344,279
#*	RH	15,895	10,936,078
	Rocky Brands, Inc.	13,928	733,309
*	RumbleON, Inc., Class B	1,300	49,699
#	Ruth’s Hospitality Group, Inc.	81,244	2,121,281
*	Sally Beauty Holdings, Inc.	157,219	3,155,385
*	Scientific Games Corp., Class A	64,689	3,785,600
*	SeaWorld Entertainment, Inc.	78,228	4,283,765
#*	Sequential Brands Group, Inc.	928	23,200
*	Shake Shack, Inc., Class A	37,763	4,106,726
	Shoe Carnival, Inc.	34,944	2,094,893
	Shutterstock, Inc.	54,870	4,783,567
*	Signet Jewelers, Ltd.	88,790	5,305,202
	Six Flags Entertainment Corp.	1,859	87,336
*	Skechers U.S.A., Inc., Class A	70,830	3,434,547
*	Skyline Champion Corp.	46,344	2,059,064
*	Sleep Number Corp.	70,189	7,853,447
#	Smith & Wesson Brands, Inc.	120,047	2,088,818
#	Sonic Automotive, Inc., Class A	72,077	3,556,279
*	Sonos, Inc.	29,298	1,172,799
*	Sportsman’s Warehouse Holdings, Inc.	129,091	2,266,838
*	Stamps.com, Inc.	27,448	5,636,996
	Standard Motor Products, Inc.	54,638	2,340,146
	Steven Madden, Ltd.	153,699	6,250,938
*	Stitch Fix, Inc., Class A	10,395	450,311
*	Stoneridge, Inc.	69,370	2,306,552
	Strategic Education, Inc.	24,509	1,839,646
	Strattec Security Corp.	7,066	310,197

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Stride, Inc.	91,630	$2,623,367
	Superior Group of Cos, Inc.	31,413	792,236
*	Tandy Leather Factory, Inc.	11,426	47,189
	Tapestry, Inc.	6,387	305,618
*	Taylor Morrison Home Corp.	166,814	5,206,265
	Tempur Sealy International, Inc.	147,980	5,643,957
*	Tenneco, Inc., Class A	32,725	329,541
*	Terminix Global Holdings, Inc.	26,306	1,338,712
	Texas Roadhouse, Inc.	88,757	9,498,774
*	Tilly’s, Inc., Class A	44,913	541,651
	Toll Brothers, Inc.	3,152	197,630
#*	TopBuild Corp.	51,411	11,432,778
	Travel & Leisure Co.	13,630	879,544
#*	TravelCenters of America, Inc.	15,642	429,999
*	Tri Pointe Homes, Inc.	254,078	6,052,138
#*	Tupperware Brands Corp.	19,116	465,857
*	Turtle Beach Corp.	23,474	652,342
*	Unifi, Inc.	38,168	1,031,681
*	Universal Electronics, Inc.	34,939	1,986,282
*	Universal Technical Institute, Inc.	35,263	198,531
*	Urban Outfitters, Inc.	133,908	4,807,297
#*	Veoneer, Inc.	6,058	138,728
*	Vera Bradley, Inc.	47,037	522,111
#*	Vince Holding Corp.	1,906	21,500
*	Vista Outdoor, Inc.	118,170	3,853,524
*	Visteon Corp.	41,198	5,018,328
*	VOXX International Corp.	50,324	858,024
	Wendy’s Co. (The)	223,120	5,035,818
	Weyco Group, Inc.	14,152	278,370
#	Wingstop, Inc.	28,782	4,559,357
	Winmark Corp.	9,761	1,879,676
	Winnebago Industries, Inc.	62,841	5,024,138
	Wolverine World Wide, Inc.	161,586	6,741,368
#*	WW International, Inc.	73,229	2,031,372
	Wyndham Hotels & Resorts, Inc.	39,437	2,883,239
#*	YETI Holdings, Inc.	20,697	1,767,938
*	Zumiez, Inc.	56,263	2,417,621

TOTAL CONSUMER DISCRETIONARY			654,010,820

CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	10,289	308,361
	Andersons, Inc. (The)	57,382	1,648,011
#	B&G Foods, Inc.	65,549	1,912,720
#*	BJ’s Wholesale Club Holdings, Inc.	43,951	1,963,291
#*	Boston Beer Co., Inc. (The), Class A	954	1,160,531
#*	Bridgford Foods Corp.	6,838	97,373
	Calavo Growers, Inc.	35,664	2,786,428
	Cal-Maine Foods, Inc.	63,750	2,381,700
*	Celsius Holdings, Inc.	8,098	464,015
#*	Central Garden & Pet Co.	25,378	1,373,965
*	Central Garden & Pet Co., Class A	77,306	3,808,867
#*	Chefs’ Warehouse, Inc. (The)	74,515	2,401,618
	Coca-Cola Consolidated, Inc.	14,285	4,189,076
*	Coffee Holding Co., Inc.	7,765	35,797
*	Darling Ingredients, Inc.	292,864	20,339,405
#	Edgewell Personal Care Co.	78,734	3,007,639
*	elf Beauty, Inc.	56,739	1,716,355
#	Energizer Holdings, Inc.	7,262	358,017
#*	Farmer Bros Co.	25,851	263,680

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Flowers Foods, Inc.	42,991	$1,030,064
	Fresh Del Monte Produce, Inc.	85,938	2,423,452
#*	Freshpet, Inc.	5,063	935,744
#*	Grocery Outlet Holding Corp.	5,099	205,949
#*	Hain Celestial Group, Inc. (The)	35,939	1,473,858
#*	Hostess Brands, Inc.	154,890	2,368,268
	Ingles Markets, Inc., Class A	35,199	2,157,347
	Ingredion, Inc.	172	16,067
	Inter Parfums, Inc.	63,168	4,649,165
#	J&J Snack Foods Corp.	29,938	4,928,094
	John B. Sanfilippo & Son, Inc.	21,116	1,856,096
	Lancaster Colony Corp.	38,138	7,044,470
*	Landec Corp.	66,204	749,429
#*	Lifevantage Corp.	17,018	138,356
#*	Lifeway Foods, Inc.	1,761	8,770
	Limoneira Co.	26,056	470,571
	Mannatech, Inc.	1,440	28,022
	Medifast, Inc.	22,447	5,097,489
#	MGP Ingredients, Inc.	40,400	2,428,040
#	National Beverage Corp.	131,070	6,368,691
#	Natura & Co. Holding SA, ADR	11,303	201,306
*	Natural Alternatives International, Inc.	16,693	250,395
	Natural Grocers by Vitamin Cottage, Inc.	45,654	717,681
	Natural Health Trends Corp.	1,244	9,056
	Nature’s Sunshine Products, Inc.	5,543	115,350
*	NewAge, Inc.	69,386	151,955
	Nu Skin Enterprises, Inc., Class A	86,174	4,555,158
#	Ocean Bio-Chem, Inc.	2,148	28,697
	Oil-Dri Corp. of America	13,411	468,446
*	Performance Food Group Co.	77,695	4,560,696
*	Pilgrim’s Pride Corp.	2,636	63,159
	PriceSmart, Inc.	56,725	4,767,169
#*	Rite Aid Corp.	21,318	373,491
#*	Rocky Mountain Chocolate Factory, Inc.	6,870	41,564
	Sanderson Farms, Inc.	45,925	7,556,040
	Seaboard Corp.	329	1,177,159
*	Seneca Foods Corp., Class A	18,615	857,407
*	Seneca Foods Corp., Class B	1,443	67,114
*	Simply Good Foods Co. (The)	66,791	2,307,629
	SpartanNash Co.	74,457	1,442,232
	Spectrum Brands Holdings, Inc.	28,883	2,545,748
*	Sprouts Farmers Market, Inc.	171,096	4,381,769
#	Tootsie Roll Industries, Inc.	43,842	1,384,092
*	TreeHouse Foods, Inc.	92,271	4,392,100
#	Turning Point Brands, Inc.	17,439	851,372
*	United Natural Foods, Inc.	108,552	4,001,227
	United-Guardian, Inc.	10,372	151,639
	Universal Corp.	47,640	2,678,797
*	USANA Health Sciences, Inc.	43,361	3,902,056
	Vector Group, Ltd.	285,066	3,720,111
	Village Super Market, Inc., Class A	19,939	486,113
#	WD-40 Co.	19,390	4,823,069
#	Weis Markets, Inc.	39,456	2,045,794

TOTAL CONSUMER STAPLES			159,670,382

ENERGY — (2.4%)
	Adams Resources & Energy, Inc.	7,363	195,120
#*	Alto Ingredients, Inc.	1,549	8,612
	Antero Midstream Corp.	133,509	1,153,518

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Antero Resources Corp.	79,822	$719,994
	APA Corp.	3,244	64,880
#	Arch Resources, Inc.	20,863	926,526
	Archrock, Inc.	190,372	1,778,074
#*	Ardmore Shipping Corp.	44,473	174,334
*	Aspen Aerogels, Inc.	8,399	153,114
	Berry Corp.	13,757	84,055
*	Bonanza Creek Energy, Inc.	28,053	928,274
*	Bristow Group, Inc.	9,601	254,042
	Cactus, Inc., Class A	55,572	1,656,601
*	Centrus Energy Corp., Class A	747	17,099
*	ChampionX Corp.	70,688	1,485,155
	Cimarex Energy Co.	33,800	2,237,560
#*	Clean Energy Fuels Corp.	380,676	4,187,436
*	CNX Resources Corp.	369,848	4,963,360
*	Comstock Resources, Inc.	9,661	53,039
*	CONSOL Energy, Inc.	38,316	336,414
#	CVR Energy, Inc.	54,847	1,167,693
#*	Dawson Geophysical Co.	34,164	78,577
	Delek US Holdings, Inc.	97,832	2,321,553
	Devon Energy Corp.	86,723	2,027,584
	DHT Holdings, Inc.	349,942	2,064,658
	Diamondback Energy, Inc.	13,745	1,123,379
#	DMC Global, Inc.	37,358	2,017,332
*	Dorian LPG, Ltd.	54,989	730,804
*	Dril-Quip, Inc.	48,060	1,473,039
#*	Earthstone Energy, Inc., Class A	39,516	277,402
#*	ENGlobal Corp.	8,803	30,106
	EnLink Midstream LLC	86,366	399,875
*	EQT Corp.	212,590	4,060,469
	Equitrans Midstream Corp.	111,237	907,694
	Evolution Petroleum Corp.	44,802	148,295
#*	Exterran Corp.	47,558	155,990
#*	Forum Energy Technologies, Inc.	4,358	79,228
#*	Frank’s International NV	84,908	275,951
*	Geospace Technologies Corp.	20,050	150,776
#*	Gevo, Inc.	34,646	234,900
#*	Goodrich Petroleum Corp.	7,444	74,812
#*	Green Plains, Inc.	77,888	2,321,062
*	Gulf Island Fabrication, Inc.	24,096	100,239
*	Helix Energy Solutions Group, Inc.	205,628	882,144
	Helmerich & Payne, Inc.	100,436	2,574,175
	HollyFrontier Corp.	61,049	2,136,715
*	Independence Contract Drilling, Inc.	5,705	20,595
#	International Seaways, Inc.	38,482	680,362
#*	KLX Energy Services Holdings, Inc.	1,573	12,128
#	Kosmos Energy, Ltd.	140,816	402,734
*	Laredo Petroleum, Inc.	21,093	855,110
#	Liberty Oilfield Services, Inc., Class A	25,001	292,512
*	Magnolia Oil & Gas Corp., Class A	17,982	202,477
#	Matador Resources Co.	177,171	4,661,369
	Murphy Oil Corp.	144,516	2,446,656
	Nabors Industries, Ltd.	4,847	391,880
#	NACCO Industries, Inc., Class A	13,850	320,351
*	Natural Gas Services Group, Inc.	19,538	175,842
	Navios Maritime Acquisition Corp.	4,533	14,460
*	NCS Multistage Holdings, Inc.	1,332	32,021
*	Newpark Resources, Inc.	26,257	74,570
#*	NextDecade Corp.	1,490	3,293

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	NexTier Oilfield Solutions, Inc.	82,708	$296,922
#	Nordic American Tankers, Ltd.	103,318	341,983
	NOV, Inc.	6,041	90,313
#*	Oceaneering International, Inc.	135,505	1,456,679
#*	Oil States International, Inc.	83,575	468,856
#*	Overseas Shipholding Group, Inc., Class A	86,086	190,250
*	Par Pacific Holdings, Inc.	66,653	1,012,459
#	Patterson-UTI Energy, Inc.	261,676	1,768,930
#*	PBF Energy, Inc., Class A	46,895	664,971
*	PDC Energy, Inc.	135,026	4,929,799
#*	Peabody Energy Corp.	100	370
	PHX Minerals, Inc.	19,255	55,647
	Pioneer Natural Resources Co.	2,615	402,265
*	ProPetro Holding Corp.	103,174	993,566
*	Range Resources Corp.	452,948	4,447,949
#*	Renewable Energy Group, Inc.	91,626	5,087,076
*	REX American Resources Corp.	15,152	1,223,221
#*	RPC, Inc.	199,357	968,875
#*	SandRidge Energy, Inc.	11,287	45,825
	Scorpio Tankers, Inc.	80,016	1,451,490
#*	SEACOR Marine Holdings, Inc.	34,063	157,030
*	Select Energy Services, Inc., Class A	60,468	292,060
#	SFL Corp., Ltd.	135,505	1,051,519
*	SilverBow Resources, Inc.	8,407	81,632
	SM Energy Co.	95,581	1,510,180
#	Solaris Oilfield Infrastructure, Inc., Class A	44,130	482,782
#*	Southwestern Energy Co.	1,206,966	5,153,745
*	Talos Energy, Inc.	47,140	527,497
#*	Teekay Tankers, Ltd., Class A	15,614	209,384
*	Tidewater, Inc.	26,829	328,924
#	US Silica Holdings, Inc.	106,847	1,137,921
#*	VAALCO Energy, Inc.	27,981	67,154
	World Fuel Services Corp.	79,110	2,446,872

TOTAL ENERGY			99,122,165

FINANCIALS — (20.1%)
#	1st Constitution Bancorp	170	3,261
	1st Source Corp.	55,367	2,634,916
	ACNB Corp.	3,796	104,390
#	Affiliated Managers Group, Inc.	49,012	7,899,264
	Alerus Financial Corp.	1,045	30,044
	Allegiance Bancshares, Inc.	23,574	933,530
#	Altabancorp	29,164	1,217,597
	A-Mark Precious Metals, Inc.	14,745	549,546
*	Ambac Financial Group, Inc.	28,864	495,018
	American Equity Investment Life Holding Co.	162,316	5,028,550
	American National Bankshares, Inc.	15,005	510,620
	American National Group, Inc.	17,386	1,970,703
	American River Bankshares	2,368	46,721
	Ameris Bancorp	135,533	7,330,980
	AMERISAFE, Inc.	45,960	2,853,197
	AmeriServ Financial, Inc.	40,106	168,445
	Ames National Corp.	3,277	82,843
	Argo Group International Holdings, Ltd.	60,193	3,140,871
	Arrow Financial Corp.	38,429	1,358,465
	Artisan Partners Asset Management, Inc., Class A	94,690	4,821,615
*	Assetmark Financial Holdings Inc.	444	9,999
	Associated Banc-Corp.	249,187	5,454,703
	Associated Capital Group, Inc., Class A	1,064	38,017

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Assured Guaranty, Ltd.	93,574	$4,758,238
#	Atlantic American Corp.	4,900	20,041
*	Atlantic Capital Bancshares, Inc.	43,643	1,167,450
	Atlantic Union Bankshares Corp.	128,704	4,976,984
*	Atlanticus Holdings Corp.	19,846	620,386
#	Auburn National BanCorp, Inc.	300	10,650
	Axis Capital Holdings, Ltd.	47,796	2,667,017
*	Axos Financial, Inc.	117,681	5,313,297
	Banc of California, Inc.	103,989	1,861,403
#	BancFirst Corp.	48,139	3,346,142
*	Bancorp, Inc. (The)	146,552	3,254,187
	BancorpSouth Bank	218,894	6,477,073
#	Bank of Commerce Holdings	17,562	226,725
#	Bank of Hawaii Corp.	69,002	6,271,592
	Bank of Marin Bancorp	21,538	762,876
	Bank of NT Butterfield & Son, Ltd. (The)	50,665	1,987,081
	Bank OZK	120,245	4,928,843
#	BankFinancial Corp.	22,033	229,584
	BankUnited, Inc.	109,177	5,088,740
#	Bankwell Financial Group, Inc.	3,607	97,425
	Banner Corp.	62,552	3,555,456
	Bar Harbor Bankshares	20,676	592,574
#*	Baycom Corp.	6,014	108,793
	BCB Bancorp, Inc.	19,578	269,589
	Berkshire Hills Bancorp, Inc.	75,376	1,672,593
	BGC Partners, Inc., Class A	130,806	693,272
*	Blucora, Inc.	92,763	1,335,323
	BOK Financial Corp.	24,167	2,125,246
	Boston Private Financial Holdings, Inc.	203,421	2,994,357
*	Bridgewater Bancshares, Inc.	8,258	139,643
*	Brighthouse Financial, Inc.	84,569	3,956,984
	BrightSphere Investment Group, Inc.	77,778	1,750,783
#	Brookline Bancorp, Inc.	156,850	2,525,285
	Bryn Mawr Bank Corp.	43,141	1,982,760
	Business First Bancshares, Inc.	2,079	49,418
	Byline Bancorp, Inc.	14,001	317,823
#	C&F Financial Corp.	4,468	188,460
	Cadence BanCorp	144,825	3,222,356
	California First National Bancorp	1,651	30,378
	Cambridge Bancorp	2,647	231,745
	Camden National Corp.	32,353	1,543,885
*	Cannae Holdings, Inc.	42,339	1,680,858
	Capital City Bank Group, Inc.	26,094	659,395
	Capitol Federal Financial, Inc.	348,634	4,506,094
	Capstar Financial Holdings, Inc.	15,090	289,577
#*	Carver Bancorp, Inc.	3,610	31,660
	Cathay General Bancorp	196,272	7,945,091
	CBTX, Inc.	6,038	188,808
*	CCUR Holdings, Inc.	3	23,325
	Central Pacific Financial Corp.	18,063	486,798
	Central Valley Community Bancorp	9,611	188,760
	Century Bancorp, Inc., Class A	6,627	757,135
#	Chemung Financial Corp.	763	32,428
	Citizens & Northern Corp.	14,804	365,659
	Citizens Community Bancorp, Inc.	17,222	223,886
#	Citizens Holding Co.	592	11,307
#*	Citizens, Inc.	96,779	565,189
	City Holding Co.	33,066	2,559,308
	Civista Bancshares, Inc.	11,068	256,003

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CNB Financial Corp.	23,051	$586,878
#	CNO Financial Group, Inc.	336,171	8,582,446
*	Coastal Financial Corp.	1,794	53,407
	Codorus Valley Bancorp, Inc.	3,435	63,204
	Cohen & Steers, Inc.	58,981	4,011,888
	Colony Bankcorp, Inc.	1,629	25,396
	Columbia Banking System, Inc.	154,169	6,710,977
*	Columbia Financial, Inc.	24,193	442,006
	Community Bank System, Inc.	93,818	7,283,091
#	Community Bankers Trust Corp.	28,467	238,553
#	Community Financial Corp. (The)	1,099	39,696
	Community Trust Bancorp, Inc.	41,334	1,841,843
	Community West Bancshares	1,200	14,844
	ConnectOne Bancorp, Inc.	69,968	1,899,631
#	County Bancorp, Inc.	952	22,505
#	Cowen, Inc., Class A	37,990	1,500,225
	Crawford & Co., Class A	73,049	766,284
	Crawford & Co., Class B	53,320	507,606
*	CrossFirst Bankshares, Inc.	4,221	62,218
#	Cullen/Frost Bankers, Inc.	24,425	2,932,466
#	Curo Group Holdings Corp.	29,517	422,683
*	Customers Bancorp, Inc.	59,627	2,058,324
	CVB Financial Corp.	242,271	5,138,568
	Diamond Hill Investment Group, Inc.	7,999	1,367,829
	Dime Community Bancshares, Inc.	86,115	2,852,129
	Donegal Group, Inc., Class A	42,484	655,528
	Donegal Group, Inc., Class B	870	12,615
*	Donnelley Financial Solutions, Inc.	74,917	2,289,464
	Eagle Bancorp Montana, Inc.	498	11,648
	Eagle Bancorp, Inc.	56,338	3,009,013
	East West Bancorp, Inc.	15,049	1,145,981
#*	eHealth, Inc.	46,827	3,312,542
#*	Elevate Credit, Inc.	32,675	109,788
	Employers Holdings, Inc.	55,560	2,249,069
#*	Encore Capital Group, Inc.	57,829	2,274,993
*	Enova International, Inc.	90,261	3,090,537
*	Enstar Group, Ltd.	19,121	4,802,813
	Enterprise Bancorp, Inc.	7,963	277,351
	Enterprise Financial Services Corp.	52,437	2,576,230
*	Equity Bancshares, Inc., Class A	19,996	585,083
#*	Esquire Financial Holdings, Inc.	1,700	39,015
#	ESSA Bancorp, Inc.	14,300	221,936
#	Essent Group, Ltd.	55,118	2,898,104
#	Evans Bancorp, Inc.	4,343	160,517
	Evercore, Inc., Class A	63,810	8,941,695
*	EZCORP, Inc., Class A	79,646	448,407
#	Farmers & Merchants Bancorp, Inc.	674	15,839
	Farmers National Banc Corp.	34,331	569,208
	FB Financial Corp.	50,482	2,118,225
#	FBL Financial Group, Inc., Class A	41,372	2,345,379
	Federal Agricultural Mortgage Corp., Class A	1,115	96,314
	Federal Agricultural Mortgage Corp., Class C	23,397	2,406,615
	Federated Hermes, Inc.	187,479	5,399,395
#	FedNat Holding Co.	23,997	122,145
	Financial Institutions, Inc.	34,811	1,111,515
*	First Acceptance Corp.	49,726	81,053
	First BanCorp	361,051	4,538,411
	First BanCorp	47,664	2,020,954
	First Bancorp, Inc. (The)	17,360	491,114

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Bancshares, Inc. (The)	12,923	$505,548
	First Bank	10,698	135,758
	First Busey Corp.	84,713	2,116,131
	First Business Financial Services, Inc.	11,199	296,326
	First Choice Bancorp	6,298	201,662
	First Citizens BancShares, Inc., Class A	6,095	5,287,169
	First Commonwealth Financial Corp.	182,860	2,649,641
	First Community Bancshares, Inc.	40,256	1,176,280
	First Community Corp.	400	7,360
	First Financial Bancorp	182,672	4,477,291
#	First Financial Bankshares, Inc.	171,206	8,402,791
	First Financial Corp.	26,421	1,168,865
	First Financial Northwest, Inc.	23,602	321,223
	First Foundation, Inc.	77,190	1,837,122
	First Hawaiian, Inc.	85,762	2,355,025
	First Horizon Corp.	24,137	441,466
	First Internet Bancorp	18,869	648,150
	First Interstate BancSystem, Inc., Class A	81,007	3,804,899
	First Merchants Corp.	91,339	4,220,775
	First Mid Bancshares, Inc.	10,826	471,364
	First Midwest Bancorp, Inc.	193,210	4,051,614
#	First Northwest Bancorp	11,777	197,618
	First of Long Island Corp. (The)	41,272	878,681
	First United Corp.	4,814	81,453
#	FirstCash, Inc.	83,455	6,011,264
	Flagstar Bancorp, Inc.	95,768	4,457,043
*	FlexShopper, Inc.	7,700	19,558
	Flushing Financial Corp.	73,213	1,703,667
	FNB Corp.	260,357	3,356,002
	FS Bancorp, Inc.	4,721	322,680
#	Fulton Financial Corp.	332,946	5,676,729
	GAMCO Investors, Inc., Class A	16,109	317,025
*	Genworth Financial, Inc., Class A	6,100	26,352
	German American Bancorp, Inc.	52,618	2,279,938
	Glacier Bancorp, Inc.	140,060	8,256,537
	Global Indemnity Group LLC, Class A	25,088	721,531
#	Goosehead Insurance, Inc., Class A	5,144	565,531
	Great Southern Bancorp, Inc.	32,014	1,805,910
	Great Western Bancorp, Inc.	74,993	2,478,519
*	Green Dot Corp., Class A	108,677	4,973,060
	Greenhill & Co., Inc.	25,829	392,084
#*	Greenlight Capital Re, Ltd., Class A	39,913	368,397
	Guaranty Bancshares, Inc.	6,349	246,976
	Guaranty Federal Bancshares, Inc.	2,022	48,730
*	Hallmark Financial Services, Inc.	27,793	110,338
	Hamilton Lane, Inc., Class A	15,341	1,387,593
	Hancock Whitney Corp.	118,438	5,476,573
	Hanmi Financial Corp.	65,253	1,324,636
	Hanover Insurance Group, Inc. (The)	50,699	7,012,179
	HarborOne Bancrop, Inc.	42,915	614,114
#	Hawthorn Bancshares, Inc.	2,285	49,219
	HBT Financial, Inc.	1,070	19,474
#	HCI Group, Inc.	27,697	2,033,514
	Heartland Financial USA, Inc.	50,223	2,524,710
#	Hennessy Advisors, Inc.	2,761	26,726
#	Heritage Commerce Corp.	99,891	1,205,684
	Heritage Financial Corp.	58,802	1,652,336
#	Heritage Insurance Holdings, Inc.	32,826	299,045
	Hilltop Holdings, Inc.	165,097	5,811,414

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Hingham Institution For Savings (The)	2,161	$657,247
*	HMN Financial, Inc.	3,408	69,114
	Home Bancorp, Inc.	4,145	157,261
#	Home BancShares, Inc.	238,279	6,631,305
	HomeStreet, Inc.	52,779	2,155,494
	HomeTrust Bancshares, Inc.	11,678	319,977
	Hope Bancorp, Inc.	260,657	3,912,462
	Horace Mann Educators Corp.	77,779	3,118,938
	Horizon Bancorp, Inc.	80,756	1,481,065
	Houlihan Lokey, Inc.	42,406	2,810,246
*	Howard Bancorp, Inc.	11,146	187,699
	Independence Holding Co.	6,095	268,180
	Independent Bank Corp.	56,340	4,614,246
	Independent Bank Corp.	21,971	517,637
	Independent Bank Group, Inc.	59,407	4,485,823
	Interactive Brokers Group, Inc., Class A	8,333	595,976
	International Bancshares Corp.	129,925	6,157,146
	Investar Holding Corp.	2,510	55,496
#	Investors Bancorp, Inc.	256,821	3,759,859
	Investors Title Co.	3,665	646,616
	James River Group Holdings, Ltd.	41,869	1,972,449
	Janus Henderson Group P.L.C.	137,128	4,715,832
	Jefferies Financial Group, Inc.	173,044	5,625,660
	Kearny Financial Corp.	127,124	1,624,645
	Kemper Corp.	84,210	6,573,433
	Kentucky First Federal Bancorp	3,402	23,474
	Kingstone Cos., Inc.	12,993	108,881
	Kinsale Capital Group, Inc.	18,294	3,183,339
	Lake Shore Bancorp, Inc.	338	5,002
	Lakeland Bancorp, Inc.	102,134	1,851,689
	Lakeland Financial Corp.	59,502	3,881,315
	Landmark Bancorp, Inc.	3,458	83,165
	Lazard, Ltd., Class A	49,825	2,241,627
	LCNB Corp.	4,669	84,602
*	LendingClub Corp.	112,888	1,737,346
#*	LendingTree, Inc.	17,177	3,546,879
#*	Limestone Bancorp, Inc.	857	13,558
	Live Oak Bancshares, Inc.	46,115	2,949,515
	LPL Financial Holdings, Inc.	6,700	1,049,890
	Luther Burbank Corp.	12,114	134,950
	Macatawa Bank Corp.	53,795	514,818
	Mackinac Financial Corp.	11,310	245,427
*	Magyar Bancorp, Inc.	809	10,646
#*	Maiden Holdings, Ltd.	153,478	570,938
#*	Malvern Bancorp, Inc.	1,300	23,699
	Marlin Business Services Corp.	25,132	566,727
#*	MBIA, Inc.	159,089	1,594,072
	Mercantile Bank Corp.	22,715	733,240
	Merchants Bancorp	6,374	259,995
	Mercury General Corp.	98,360	6,124,877
	Meridian Bancorp, Inc.	107,795	2,383,347
	Meridian Corp.	332	8,765
	Meta Financial Group, Inc.	58,702	2,891,661
*	Metropolitan Bank Holding Corp.	3,622	227,643
	MGIC Investment Corp.	216,764	3,303,483
#	Mid Penn Bancorp, Inc.	2,400	64,776
#	Middlefield Banc Corp.	614	13,741
	Midland States Bancorp, Inc.	25,979	732,088
	MidWestOne Financial Group, Inc.	12,586	397,214

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Moelis & Co., Class A	60,373	$3,277,046
	Morgan Stanley	17,097	1,411,357
*	Mr Cooper Group, Inc.	98,446	3,394,418
	MVB Financial Corp.	2,770	111,576
	National Bank Holdings Corp., Class A	64,487	2,573,031
#	National Bankshares, Inc.	3,514	126,117
	National Security Group, Inc. (The)	1,000	11,980
	National Western Life Group, Inc., Class A	4,293	984,385
	Navient Corp.	311,954	5,250,186
	NBT Bancorp, Inc.	85,255	3,230,312
	Nelnet, Inc., Class A	59,149	4,390,630
	New York Community Bancorp, Inc.	193,884	2,318,853
»	NewStar Financial, Inc.	112,900	11,471
*	NI Holdings, Inc.	5,422	103,831
*	Nicholas Financial, Inc.	9,480	98,687
*	Nicolet Bankshares, Inc.	7,629	608,489
*	NMI Holdings, Inc., Class A	102,175	2,640,202
	Northeast Bank	12,106	341,026
	Northfield Bancorp, Inc.	105,607	1,708,721
	Northrim BanCorp, Inc.	8,823	376,301
	Northwest Bancshares, Inc.	222,948	3,130,190
#	Norwood Financial Corp.	949	24,190
	OceanFirst Financial Corp.	96,778	2,212,345
*	Ocwen Financial Corp.	12,473	393,024
	OFG Bancorp	81,728	1,936,136
	Ohio Valley Banc Corp.	1,400	31,332
	Old National Bancorp	274,618	5,190,280
	Old Republic International Corp.	53,581	1,319,164
	Old Second Bancorp, Inc.	36,796	486,075
	OneMain Holdings, Inc.	65,565	3,728,682
	Oppenheimer Holdings, Inc., Class A	10,748	549,975
	Origin Bancorp, Inc.	7,862	343,805
	Orrstown Financial Services, Inc.	7,125	168,934
*	Oxbridge Re Holdings, Ltd.	5,300	10,706
*	Pacific Mercantile Bancorp	31,574	273,747
	Pacific Premier Bancorp, Inc.	139,018	6,120,963
	PacWest Bancorp	5,639	244,789
*	Palomar Holdings, Inc.	1,562	109,902
#	Park National Corp.	19,939	2,494,170
	Parke Bancorp, Inc.	6,506	137,407
	PCSB Financial Corp.	9,558	167,169
	Peapack-Gladstone Financial Corp.	35,114	1,123,648
#	Penns Woods Bancorp, Inc.	9,404	225,696
	Pennymac Financial Services, Inc.	54,145	3,260,070
#	Peoples Bancorp of North Carolina, Inc.	1,084	25,333
	Peoples Bancorp, Inc.	40,552	1,355,653
	Peoples Financial Services Corp.	725	30,921
	People’s United Financial, Inc.	22,676	411,116
	Pinnacle Financial Partners, Inc.	66,239	5,805,186
	Piper Sandler Cos	21,077	2,444,721
#	PJT Partners, Inc., Class A	34,974	2,571,638
	Popular, Inc.	75,970	5,618,741
*	PRA Group, Inc.	110,393	4,159,608
	Preferred Bank	30,593	2,005,065
	Premier Financial Bancorp, Inc.	24,369	461,549
	Premier Financial Corp.	62,779	1,983,189
	Primerica, Inc.	56,551	9,035,153
	Primis Financial Corp.	21,155	303,574
	ProAssurance Corp.	70,317	1,757,925

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	PROG Holdings, Inc.	120,809	$6,154,010
*	ProSight Global, Inc.	1,698	21,599
	Prosperity Bancshares, Inc.	627	45,997
	Protective Insurance Corp., Class A	550	12,634
	Protective Insurance Corp., Class B	10,753	247,319
#	Provident Financial Holdings, Inc.	13,724	223,152
	Provident Financial Services, Inc.	135,335	3,189,846
#	Prudential Bancorp, Inc.	3,645	50,483
	Pzena Investment Management, Inc., Class A	25,313	266,546
	QCR Holdings, Inc.	28,298	1,364,530
	Radian Group, Inc.	324,032	7,984,148
	RBB Bancorp	11,365	239,574
#	Red River Bancshares, Inc.	770	42,843
	Regional Management Corp.	23,060	893,114
	Reliant Bancorp, Inc.	2,076	57,360
#	Renasant Corp.	94,090	3,964,012
	Republic Bancorp, Inc., Class A	37,687	1,693,277
#*	Republic First Bancorp, Inc.	78,860	314,651
#	Richmond Mutual Bancorp, Inc.	1,956	26,739
#	Riverview Bancorp, Inc.	32,330	222,754
	RLI Corp.	73,080	8,145,497
	S&T Bancorp, Inc.	68,485	2,256,581
#*	Safeguard Scientifics, Inc.	27,758	170,989
	Safety Insurance Group, Inc.	36,735	3,013,372
	Salisbury Bancorp, Inc.	551	25,605
	Sandy Spring Bancorp, Inc.	70,276	3,187,719
*	Seacoast Banking Corp. of Florida	82,559	3,001,020
#*	Security National Financial Corp., Class A	3,942	33,270
#*	Select Bancorp, Inc.	10,668	125,776
	Selective Insurance Group, Inc.	96,545	7,350,936
#	ServisFirst Bancshares, Inc.	88,318	5,585,230
#	Shore Bancshares, Inc.	14,240	239,802
	Sierra Bancorp	31,564	854,437
	Silvercrest Asset Management Group, Inc., Class A	7,971	110,877
	Simmons First National Corp., Class A	159,852	4,555,782
*	SiriusPoint, Ltd.	76,510	809,476
	SLM Corp.	93,589	1,839,960
	SmartFinancial, Inc.	7,605	180,162
	South Plains Financial, Inc.	553	12,631
	South State Corp.	63,037	5,315,280
*	Southern First Bancshares, Inc.	15,648	805,872
	Southern Missouri Bancorp, Inc.	8,576	359,249
	Southside Bancshares, Inc.	63,345	2,543,302
	Spirit of Texas Bancshares, Inc.	5,459	126,485
	State Auto Financial Corp.	60,076	1,134,235
	Sterling Bancorp	290,961	7,311,850
*	Sterling Bancorp, Inc.	15,995	79,175
	Stewart Information Services Corp.	58,733	3,444,690
	Stifel Financial Corp.	138,369	9,573,751
#	Stock Yards Bancorp, Inc.	47,361	2,422,989
*	StoneX Group, Inc.	38,912	2,471,690
	Summit Financial Group, Inc.	7,435	193,682
	Summit State Bank	1,000	16,380
	Synovus Financial Corp.	29,144	1,365,688
	TCF Financial Corp.	220,233	10,025,006
	Territorial Bancorp, Inc.	19,561	491,959
*	Texas Capital Bancshares, Inc.	64,873	4,452,234
	TFS Financial Corp.	7,700	150,612
	Timberland Bancorp, Inc.	15,719	442,333

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	66,662	$667,287
	Tompkins Financial Corp.	26,932	2,104,736
	Towne Bank	111,147	3,443,334
	TriCo Bancshares	53,238	2,463,855
*	TriState Capital Holdings, Inc.	64,958	1,550,547
*	Triumph Bancorp, Inc.	32,088	2,843,959
	TrustCo Bank Corp. NY	204,528	1,496,122
	Trustmark Corp.	143,061	4,636,607
	UMB Financial Corp.	93,869	9,108,109
	Umpqua Holdings Corp.	189,154	3,525,831
*	Unico American Corp.	4,300	19,780
	United Bancshares, Inc.	110	3,238
#	United Bankshares, Inc.	170,024	6,676,842
	United Community Banks, Inc.	140,332	4,591,663
	United Fire Group, Inc.	42,498	1,285,989
#	United Insurance Holdings Corp.	61,043	341,230
#	United Security Bancshares	7,256	60,080
	Unity Bancorp, Inc.	12,380	272,979
	Universal Insurance Holdings, Inc.	79,235	1,105,328
	Univest Financial Corp.	60,215	1,681,805
	Unum Group	8,761	247,586
#	US Global Investors, Inc., Class A	5,500	40,920
	Valley National Bancorp	577,248	7,948,705
	Value Line, Inc.	3,333	101,790
	Veritex Holdings, Inc.	29,944	1,011,508
#	Victory Capital Holdings, Inc., Class A	3,248	90,132
	Virtu Financial, Inc., Class A	31,417	930,886
	Virtus Investment Partners, Inc.	19,251	5,264,378
	Waddell & Reed Financial, Inc., Class A	126,455	3,158,846
	Walker & Dunlop, Inc.	72,976	8,089,390
	Washington Federal, Inc.	174,146	5,668,452
	Washington Trust Bancorp, Inc.	37,710	1,925,096
	Waterstone Financial, Inc.	64,123	1,263,223
	Webster Financial Corp.	35,000	1,851,850
	WesBanco, Inc.	105,290	3,820,974
#	West BanCorp, Inc.	34,476	905,340
	Westamerica BanCorp	37,378	2,369,765
	Western Alliance Bancorp	63,204	6,640,844
	Western New England Bancorp, Inc.	35,498	287,534
#	Westwood Holdings Group, Inc.	11,474	207,565
	White Mountains Insurance Group, Ltd.	3,844	4,479,913
	Wintrust Financial Corp.	62,888	4,848,665
#	WisdomTree Investments, Inc.	208,792	1,416,654
#*	World Acceptance Corp.	17,380	2,272,261
	WSFS Financial Corp.	83,226	4,252,016
	WVS Financial Corp.	700	11,235

TOTAL FINANCIALS			827,491,132

HEALTH CARE — (8.8%)
*	Acadia Healthcare Co., Inc.	127,243	7,751,644
#*	Accuray, Inc.	64,018	300,885
#*	Acer Therapeutics, Inc.	3,300	9,636
#»	Achillion Pharmaceuticals, Inc.	327,308	468,050
*	Acorda Therapeutics, Inc.	3,453	18,025
*	Addus HomeCare Corp.	38,908	4,116,466
#*	Adial Pharmaceuticals, Inc.	1,100	2,420
#*	Adverum Biotechnologies, Inc.	95,554	372,661
#*	Aeglea BioTherapeutics, Inc.	48,702	378,902
#*	Agios Pharmaceuticals, Inc.	19,297	1,076,773

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Akebia Therapeutics, Inc.	96,206	$306,897
#*	Akero Therapeutics, Inc.	3,263	100,500
#*	Albireo Pharma, Inc.	26,503	850,746
#*	Aldeyra Therapeutics, Inc.	19,311	242,739
*	Alkermes P.L.C.	55,251	1,215,798
*	Allied Healthcare Products, Inc.	2,500	11,850
*	Allscripts Healthcare Solutions, Inc.	232,284	3,614,339
#*	Alpine Immune Sciences, Inc.	1,200	15,924
*	Amedisys, Inc.	22,349	6,030,878
*	AMN Healthcare Services, Inc.	87,486	6,937,640
#*	Amneal Pharmaceuticals, Inc.	31,466	173,378
*	Amphastar Pharmaceuticals, Inc.	89,765	1,561,911
*	AnaptysBio, Inc.	19,151	447,176
*	AngioDynamics, Inc.	80,755	1,962,346
*	ANI Pharmaceuticals, Inc.	17,108	569,354
*	Anika Therapeutics, Inc.	35,944	1,444,230
#*	Antares Pharma, Inc.	34,089	129,197
*	Apollo Medical Holdings, Inc.	4,193	124,490
#*	Applied Genetic Technologies Corp.	36,668	155,106
#*	Aptevo Therapeutics, Inc.	3,200	85,472
#*	Aptinyx, Inc.	6,700	17,956
*	Apyx Medical Corp.	33,145	335,759
*»	Aquamed Technologies, Inc.	5,053	0
#*	Aravive, Inc.	18,174	95,413
#*	Ardelyx, Inc.	150,108	1,097,289
*	Arena Pharmaceuticals, Inc.	21,314	1,462,780
*	Arrowhead Pharmaceuticals, Inc.	17,663	1,285,160
#*	Assembly Biosciences, Inc.	44,344	189,792
*	Atara Biotherapeutics, Inc.	46,284	650,753
#*	Athenex, Inc.	28,183	113,014
#*	Atreca, Inc., Class A	8,521	101,741
*	AtriCure, Inc.	12,302	948,115
#	Atrion Corp.	3,432	2,191,675
#*	aTyr Pharma, Inc.	4,730	19,156
*	Avanos Medical, Inc.	86,892	3,754,603
#*	AVEO Pharmaceuticals Inc.	3,518	24,802
#*	Avid Bioservices, Inc.	16,891	361,552
#*	Avrobio, Inc.	5,914	69,076
#*	Axcella Health, Inc.	4,041	16,730
*	AxoGen, Inc.	45,496	851,685
*	Axonics, Inc.	1,447	91,060
*	BioDelivery Sciences International, Inc.	85,359	295,342
*	BioLife Solutions, Inc.	12,066	421,103
#*	Bluebird Bio, Inc.	11,281	338,430
#*	Bridgebio Pharma, Inc.	1,847	103,284
*	Brookdale Senior Living, Inc.	259,281	1,695,698
#*	Calithera Biosciences, Inc.	95,962	208,238
*	Cantel Medical Corp.	83,217	7,315,606
*	Cara Therapeutics, Inc.	6,702	86,791
*	Cardiovascular Systems, Inc.	8,340	336,269
#*	CareCloud, Inc.	11,032	86,712
*	CareDx, Inc.	8,337	659,207
#*	Cassava Sciences, Inc.	3,856	180,461
#*	Castle Biosciences, Inc.	968	66,821
#*	Catalyst Biosciences, Inc.	45,795	230,807
#*	Catalyst Pharmaceuticals, Inc.	66,056	302,536
#*	CbdMD, Inc.	8,000	30,800
*	Change Healthcare, Inc.	8,202	188,236
#*	Chembio Diagnostics, Inc.	1,700	6,783

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	ChemoCentryx, Inc.	3,226	$155,913
#*	Chiasma, Inc.	24,806	73,922
*	Chimerix, Inc.	49,160	428,184
#*	Chinook Therapeutics, Inc.	7,141	128,181
#*	Codexis, Inc.	17,497	405,580
#*	Collegium Pharmaceutical, Inc.	47,399	1,056,998
*	Community Health Systems, Inc.	181,433	2,022,978
	Computer Programs and Systems, Inc.	29,760	893,395
#*	Concert Pharmaceuticals, Inc.	43,786	181,712
#	CONMED Corp.	47,238	6,658,196
»	Contra Aduro Biotech I	13,304	133
»	Contra Pfenex, Inc.	27,081	20,311
*	Corcept Therapeutics, Inc.	143,748	3,276,017
*	CorVel Corp.	36,683	4,292,278
#*	Corvus Pharmaceuticals, Inc.	15,585	43,950
*	Covetrus, Inc.	21,292	610,016
#*	Crinetics Pharmaceuticals, Inc.	2,080	36,005
*	Cross Country Healthcare, Inc.	83,864	1,117,068
*	CryoLife, Inc.	77,771	2,269,358
*	Cue Biopharma, Inc.	1,441	17,479
*	Cumberland Pharmaceuticals, Inc.	24,977	66,689
#*	Cutera, Inc.	25,832	775,735
#*	Cyclacel Pharmaceuticals, Inc.	1,060	7,537
#*	Cyclerion Therapeutics, Inc.	2,793	6,089
#*	Cymabay Therapeutics, Inc.	97,440	421,915
#*	CytomX Therapeutics, Inc.	24,321	227,645
*	Denali Therapeutics, Inc.	6,514	393,706
#*	Eagle Pharmaceuticals, Inc.	17,988	734,450
#*	Editas Medicine Inc.	9,759	361,181
#*	Eiger BioPharmaceuticals, Inc.	27,593	234,265
#*»	Elanco Animal Health, Inc.	105,700	0
#*	Electromed, Inc.	12,494	122,066
*	Emergent BioSolutions, Inc.	71,414	4,354,826
#*	Enanta Pharmaceuticals, Inc.	45,326	2,299,841
*	Endo International P.L.C.	183,334	1,050,504
#*	Enochian Biosciences, Inc.	2,300	7,774
	Ensign Group, Inc. (The)	87,286	7,493,503
#*	Envista Holdings Corp.	71,032	3,074,265
#*	Enzo Biochem, Inc.	105,362	323,461
#*	Epizyme, Inc.	21,657	169,141
#*	Evolent Health, Inc., Class A	156,464	3,389,010
*	Evolus, Inc.	600	5,466
#*	FibroGen, Inc.	6,400	142,848
*	Five Star Senior Living, Inc.	27,853	145,114
#*	Fluidigm Corp.	50,586	253,436
#*	FONAR Corp.	9,801	168,087
*	Frequency Therapeutics, Inc.	3,264	37,895
#*	Fulgent Genetics, Inc.	3,094	238,300
#*	G1 Therapeutics, Inc.	43,290	912,120
*	Glaukos Corp.	2,387	224,760
#*	Global Blood Therapeutics, Inc.	18,603	758,630
*	Globus Medical, Inc., Class A	8,511	610,834
#*	GlycoMimetics, Inc.	63,983	153,559
#*	Gritstone Oncology, Inc.	1,850	16,742
*	Haemonetics Corp.	4,140	278,456
#*	Halozyme Therapeutics, Inc.	932	46,553
*	Hanger, Inc.	22,671	565,188
#*	Harpoon Therapeutics, Inc.	3,425	77,542
#*	Harrow Health, Inc.	7,354	56,405

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Harvard Bioscience, Inc.	93,884	$650,616
#*	Health Catalyst, Inc.	8,466	490,181
#*	HealthEquity, Inc.	5,189	394,208
*	HealthStream, Inc.	63,891	1,543,607
#*	Heron Therapeutics, Inc.	20,100	351,348
#*	Heska Corp.	16,753	3,059,935
#*	Homology Medicines, Inc.	4,020	27,215
#*	Hookipa Pharma, Inc.	3,264	44,195
#*	ICU Medical, Inc.	21,056	4,385,333
*	InfuSystem Holdings, Inc.	12,382	280,081
#*	Innoviva, Inc.	138,845	1,589,775
*	Inogen, Inc.	30,288	1,980,532
*	Inotiv, Inc.	1,009	23,833
*	Inovalon Holdings, Inc., Class A	10,848	327,718
*	Integer Holdings Corp.	61,421	5,766,203
#*	Integra LifeSciences Holdings Corp.	81,234	6,017,815
*	Intellia Therapeutics, Inc.	72,904	5,596,840
*	Intersect ENT, Inc.	36,927	805,378
#*	Intra-Cellular Therapies, Inc.	19,380	667,253
#*	IntriCon Corp.	20,098	464,867
#	Invacare Corp.	85,217	769,509
#*	iRadimed Corp.	4,223	116,935
#*	IRIDEX Corp.	10,816	93,018
#*	Ironwood Pharmaceuticals, Inc.	64,934	716,871
#*	IVERIC bio, Inc.	24,779	173,453
*	Joint Corp. (The)	12,514	694,277
#*	Jounce Therapeutics, Inc.	71,417	673,462
#*	Kala Pharmaceuticals, Inc.	28,011	216,525
#*	KalVista Pharmaceuticals, Inc.	14,312	357,371
*	Karuna Therapeutics, Inc.	2,401	266,535
#*	Karyopharm Therapeutics, Inc.	9,372	87,534
*	Kewaunee Scientific Corp.	2,424	29,040
#*	Kindred Biosciences, Inc.	78,499	392,495
#*	Krystal Biotech, Inc.	5,768	458,210
#*	Kura Oncology, Inc.	44,521	1,198,951
#*	Lannett Co., Inc.	19,927	87,081
#*	Lantheus Holdings, Inc.	91,017	2,157,103
	LeMaitre Vascular, Inc.	51,439	2,699,004
#*	LENSAR, Inc.	25,622	177,048
*	Lexicon Pharmaceuticals, Inc.	2,079	10,104
*	LHC Group, Inc.	40,618	8,459,511
#*	Ligand Pharmaceuticals, Inc.	22,035	3,214,686
*	LivaNova P.L.C.	38,539	3,270,805
#	Luminex Corp.	91,286	3,349,283
*	Lumos Pharma, Inc.	2,014	24,933
#*	MacroGenics, Inc.	118,916	3,848,122
#*	Madrigal Pharmaceuticals, Inc.	5,116	696,288
*	Magellan Health, Inc.	46,795	4,408,089
#*	Magenta Therapeutics, Inc.	10,683	124,457
#*	Marinus Pharmaceuticals, Inc.	5,645	83,038
*»	MedCath Corp.	41,900	0
#*	MediciNova, Inc.	1,510	6,629
*	MEDNAX, Inc.	106,356	2,799,290
*	Medpace Holdings, Inc.	37,620	6,383,362
#*	MeiraGTx Holdings P.L.C.	5,772	86,465
#*	Meridian Bioscience, Inc.	99,383	1,945,919
*	Merit Medical Systems, Inc.	105,006	6,678,382
*	Merrimack Pharmaceuticals, Inc.	15,020	105,891
*	Mersana Therapeutics, Inc.	5,128	81,689

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Mesa Laboratories, Inc.	304	$75,590
#*	Misonix, Inc.	6,609	122,729
*	ModivCare, Inc.	37,064	5,191,925
#*	Molecular Templates, Inc.	24,618	230,424
*	Mustang Bio, Inc.	87,872	283,827
*	Myriad Genetics, Inc.	135,704	4,100,975
#*	NanoString Technologies, Inc.	3,685	293,584
	National HealthCare Corp.	22,898	1,609,958
	National Research Corp.	41,170	2,112,021
*	Natus Medical, Inc.	76,358	1,950,947
#*	Nektar Therapeutics	69,259	1,358,169
*	Neogen Corp.	55,161	5,296,008
#*	NeoGenomics, Inc.	87,797	4,301,175
*	Neoleukin Therapeutics, Inc.	13,455	168,053
#*	NeuroMetrix, Inc.	7,803	23,409
#*	Nevro Corp.	5,232	904,142
#*	NextCure, Inc.	3,908	34,273
*	NextGen Healthcare, Inc.	116,737	2,137,454
*	NuVasive, Inc.	71,611	5,116,606
#*	Odonate Therapeutics, Inc.	1,825	6,114
*	Omnicell, Inc.	81,245	11,782,150
*	Opiant Pharmaceuticals, Inc.	1,132	13,709
#*	OPKO Health, Inc.	157,151	644,319
#*	OptimizeRx Corp.	809	40,822
*	Option Care Health, Inc.	44,477	848,621
#*	OraSure Technologies, Inc.	129,360	1,183,644
#*	Orgenesis, Inc.	1,820	8,536
*	Orthofix Medical, Inc.	26,513	1,175,852
*	OrthoPediatrics Corp.	5,043	295,015
#*	Osmotica Pharmaceuticals P.L.C.	1,590	4,579
*	Otonomy, Inc.	72,419	170,185
	Owens & Minor, Inc.	185,891	6,708,806
*	Oyster Point Pharma, Inc.	624	12,886
#*	Pacira BioSciences, Inc.	45,174	2,854,093
	Patterson Cos., Inc.	148,768	4,781,403
#*»	PDL BioPharma, Inc.	320,345	791,252
*	Pennant Group, Inc. (The)	40,634	1,642,426
#*	Personalis, Inc.	8,543	210,500
#*	PetIQ, Inc.	30,548	1,301,345
#	Phibro Animal Health Corp., Class A	28,094	688,865
#*	Phio Pharmaceuticals Corp.	5,800	13,398
#*	Pieris Pharmaceuticals, Inc.	46,828	101,148
#*	Plus Therapeutics, Inc.	5,500	12,540
	Premier, Inc., Class A	12,140	429,149
*	Prestige Consumer Healthcare, Inc.	109,500	4,769,820
#*	Pro-Dex, Inc.	5,942	169,466
»	Progenic Pharmaceuticals, Inc.	60,482	2,583
*	Progyny, Inc.	5,872	334,175
#*	ProPhase Labs, Inc.	4,050	21,586
#*	Protagonist Therapeutics, Inc.	58,503	1,693,077
*	Prothena Corp. P.L.C.	95,545	2,535,764
*	Psychemedics Corp.	4,247	28,243
#*	Pulse Biosciences, Inc.	471	9,071
*	Quanterix Corp.	4,862	297,263
*	R1 RCM, Inc.	25,407	693,103
*	RadNet, Inc.	104,089	2,325,348
*	REGENXBIO, Inc.	41,611	1,443,486
#*	Replimune Group, Inc.	2,200	80,498
*	Revance Therapeutics, Inc.	1,231	35,847

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Rhythm Pharmaceuticals, Inc.	17,544	$378,249
#*	Rigel Pharmaceuticals, Inc.	111,596	415,137
#*	Rocket Pharmaceuticals, Inc.	17,532	803,667
#*	Rubius Therapeutics, Inc.	742	18,565
*	Sage Therapeutics, Inc.	1,194	94,039
#*	Sangamo Therapeutics, Inc.	124,374	1,465,126
#*	scPharmaceuticals, Inc.	1,612	10,430
*	SeaSpine Holdings Corp.	55,924	1,163,778
*	Select Medical Holdings Corp.	255,818	9,649,455
*	SELLAS Life Sciences Group, Inc.	3,500	27,580
*	Sharps Compliance Corp.	16,319	285,419
*	Shockwave Medical, Inc.	3,168	517,841
*	SI-BONE, Inc.	700	24,850
#*	Sierra Oncology, Inc.	200	3,648
#*	SIGA Technologies, Inc.	29,105	208,683
#*	Silk Road Medical, Inc.	2,135	130,534
#	Simulations Plus, Inc.	7,191	454,040
*	Sonoma Pharmaceuticals, Inc.	1,648	12,772
#*	Spectrum Pharmaceuticals, Inc.	115,781	360,079
#*	Spero Therapeutics, Inc.	18,747	257,959
#*	STAAR Surgical Co.	15,682	2,148,591
#*	Star Equity Holdings, Inc.	3,563	10,261
#*	Stereotaxis, Inc.	6,701	48,247
#*	Stoke Therapeutics, Inc.	3,523	113,793
#*	Strongbridge Biopharma P.L.C.	9,650	24,511
*	SunLink Health Systems, Inc.	5,803	16,016
*	Supernus Pharmaceuticals, Inc.	74,795	2,277,508
#*	Surface Oncology, Inc.	15,299	111,836
#*	Surgalign Holdings, Inc.	26,714	48,352
*	Surgery Partners, Inc.	98,533	4,749,291
*	Surmodics, Inc.	30,672	1,640,645
#*	Syndax Pharmaceuticals, Inc.	57,553	917,395
*	Synlogic, Inc.	9,958	34,753
#*	Syros Pharmaceuticals, Inc.	25,676	155,083
#*	Tabula Rasa HealthCare, Inc.	10,923	519,498
#*	Tactile Systems Technology, Inc.	10,970	628,581
*	Taro Pharmaceutical Industries, Ltd.	6,247	462,403
#*	TCR2 Therapeutics, Inc.	16,225	368,470
*	Tenet Healthcare Corp.	179,639	10,645,407
#*	ThermoGenesis Holdings, Inc.	800	2,240
*	Tivity Health, Inc.	14,243	344,396
#*	Translate Bio, Inc.	4,576	106,255
#*	TransMedics Group, Inc.	10,156	291,579
*	Travere Therapeutics, Inc.	64,366	1,591,127
*	Triple-S Management Corp., Class B	47,785	1,132,982
#*	Ultragenyx Pharmaceutical, Inc.	17,770	1,983,843
*	United Therapeutics Corp.	19,898	4,010,641
#	US Physical Therapy, Inc.	28,763	3,234,399
	Utah Medical Products, Inc.	9,484	827,574
*	Vanda Pharmaceuticals, Inc.	69,770	1,158,182
*	Vapotherm, Inc.	11,496	252,912
#*	Varex Imaging Corp.	53,264	1,264,487
*	Veracyte, Inc.	4,588	228,253
#*	Verastem, Inc.	77,419	237,676
#*	Vericel Corp.	26,795	1,672,544
#*	Verrica Pharmaceuticals, Inc.	1,300	17,160
*	ViewRay, Inc.	55,238	265,695
#*	Viking Therapeutics, Inc.	81,238	519,111
*	Vocera Communications, Inc.	26,354	953,224

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Voyager Therapeutics, Inc.	6,464	$31,156
*	Vyant Bio, Inc.	3,300	11,814
*	WaVe Life Sciences Ltd.	20,653	127,016
#*	X4 Pharmaceuticals, Inc.	1,900	15,922
#*	Xencor, Inc.	39,165	1,666,862
#*	XOMA Corp.	1,200	45,672
*	Yield10 Bioscience, Inc.	1,700	15,725
#*	Zogenix, Inc.	29,556	558,313
*	Zynerba Pharmaceuticals, Inc.	2,800	12,348

TOTAL HEALTH CARE			361,261,734

INDUSTRIALS — (20.4%)
#	AAON, Inc.	97,512	6,378,260
	AAR Corp.	58,300	2,345,992
	ABM Industries, Inc.	116,944	6,012,091
*	Acacia Research Corp.	41,499	252,314
	ACCO Brands Corp.	175,932	1,509,497
#	Acme United Corp.	8,026	358,762
#	Acuity Brands, Inc.	4,298	797,365
	ADT, Inc.	3,390	31,188
#	Advanced Drainage Systems, Inc.	56,476	6,306,110
*	Aegion Corp.	63,899	1,923,360
	Aerojet Rocketdyne Holdings, Inc.	117,038	5,468,015
*	AeroVironment, Inc.	56,208	6,203,677
	AGCO Corp.	9,666	1,410,463
	Air Lease Corp.	75,341	3,519,178
#*	Air T, Inc.	600	13,668
#*	Air Transport Services Group, Inc.	132,295	3,482,004
	Alamo Group, Inc.	26,945	4,237,101
*	Alaska Air Group, Inc.	3,170	219,174
	Albany International Corp., Class A	56,803	5,069,100
*	Allegiant Travel Co.	27,021	6,369,660
	Allied Motion Technologies, Inc.	24,673	1,284,230
	Allison Transmission Holdings, Inc.	12,043	499,423
	Altra Industrial Motion Corp.	26,920	1,588,549
*	Ameresco, Inc., Class A	44,573	2,353,009
*	American Superconductor Corp.	7,900	130,113
*	American Woodmark Corp.	33,708	3,352,598
*	AMREP Corp.	2,776	29,703
#*	API Group Corp.	1,235	26,256
	Apogee Enterprises, Inc.	55,781	1,959,587
	Applied Industrial Technologies, Inc.	71,028	6,794,538
	ArcBest Corp.	58,552	4,260,244
	Arcosa, Inc.	17,835	1,075,272
	Argan, Inc.	39,803	1,996,120
*	Armstrong Flooring, Inc.	29,370	152,430
	Armstrong World Industries, Inc.	65,441	6,782,960
*	ASGN, Inc.	100,499	10,570,485
	Astec Industries, Inc.	57,814	4,336,628
*	Astronics Corp.	25,678	447,054
#*	Astronics Corp., Class B	8,090	140,159
*	Atkore, Inc.	52,146	4,081,989
*	Atlas Air Worldwide Holdings, Inc.	40,717	2,765,091
*	Avis Budget Group, Inc.	82,352	7,379,563
*	Axon Enterprise, Inc.	3,936	596,737
	AZZ, Inc.	49,454	2,603,259
	Barnes Group, Inc.	94,775	4,731,168
	Barrett Business Services, Inc.	19,335	1,417,836
*	Beacon Roofing Supply, Inc.	93,514	5,267,644

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	BGSF, Inc.	14,128	$197,933
*	Blue Bird Corp.	33,623	905,804
	Boise Cascade Co.	82,910	5,531,755
	Brady Corp., Class A.	88,393	4,823,606
*	BrightView Holdings, Inc.	14,314	256,650
	Brink’s Co. (The)	60,744	4,854,660
#*	Broadwind, Inc.	6,520	33,708
*	Builders FirstSource, Inc.	321,410	15,643,025
*	CACI International, Inc., Class A	18,672	4,758,746
	CAI International, Inc.	32,935	1,401,384
*	Casella Waste Systems, Inc., Class A	100,243	6,727,308
*	CBIZ, Inc.	122,599	4,118,100
*	CECO Environmental Corp.	74,484	543,733
*	Chart Industries, Inc.	56,506	9,076,559
	Chicago Rivet & Machine Co.	841	21,782
#*	Cimpress P.L.C.	35,640	3,395,066
*	CIRCOR International, Inc.	30,286	1,040,930
*	Civeo Corp.	5,545	91,603
*	Clean Harbors, Inc.	79,820	7,100,787
*	Colfax Corp.	133,532	6,034,311
	Columbus McKinnon Corp.	45,359	2,245,724
	Comfort Systems USA, Inc.	81,295	6,695,456
*	Commercial Vehicle Group, Inc.	20,168	221,646
#	CompX International, Inc.	2,107	40,539
*	Construction Partners, Inc., Class A	12,386	393,008
#*	Copa Holdings SA, Class A	27,455	2,374,858
	CoreLogic, Inc.	82,327	6,561,462
*	Cornerstone Building Brands, Inc.	62,483	878,511
	Costamare, Inc.	95,116	1,000,620
	Covanta Holding Corp.	165,677	2,491,782
*	Covenant Logistics Group, Inc.	27,793	597,827
	CRA International, Inc.	19,663	1,578,152
	Crane Co.	11,949	1,123,923
	CSW Industrials, Inc.	27,745	3,756,950
	Cubic Corp.	49,038	3,670,004
	Curtiss-Wright Corp.	26,134	3,342,539
#*	Daseke, Inc.	2,284	17,336
	Deluxe Corp.	49,960	2,199,239
#	Douglas Dynamics, Inc.	60,257	2,695,296
*	Ducommun, Inc.	24,533	1,445,730
*	DXP Enterprises, Inc.	32,352	946,943
*	Dycom Industries, Inc.	69,346	6,505,348
#	Eastern Co. (The)	9,245	261,356
*	Echo Global Logistics, Inc.	67,284	2,200,187
	EMCOR Group, Inc.	83,083	9,953,343
	Encore Wire Corp.	40,788	3,046,048
#*	Energy Recovery, Inc.	9,234	195,761
	Enerpac Tool Group Corp.	111,924	2,977,178
	EnerSys	73,392	6,721,239
#	Eneti, Inc.	15,140	304,465
	Ennis, Inc.	58,557	1,213,887
	EnPro Industries, Inc.	41,305	3,537,773
	ESCO Technologies, Inc.	42,752	4,649,708
	Espey Manufacturing & Electronics Corp.	4,987	75,553
*	EVI Industries, Inc.	837	22,381
*	Evoqua Water Technologies Corp.	14,776	422,298
#*	ExOne Co. (The)	1,980	46,035
	Exponent, Inc.	82,404	7,937,977
	Federal Signal Corp.	143,863	5,960,244

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Flowserve Corp.	19,315	$765,647
*	Fluor Corp.	6,907	158,723
*	Forrester Research, Inc.	43,589	1,893,942
	Forward Air Corp.	55,628	4,911,396
*	Franklin Covey Co.	35,904	1,096,508
	Franklin Electric Co., Inc.	90,536	7,357,861
#*	FreightCar America, Inc.	15,012	119,045
*	FTI Consulting, Inc.	70,273	9,757,406
*	Fuel Tech, Inc.	11,866	27,054
*	Gates Industrial Corp. P.L.C.	3,358	57,926
	GATX Corp.	64,694	6,321,251
	Genco Shipping & Trading, Ltd.	59,107	906,701
#*	Gencor Industries, Inc.	30,515	365,875
*	Generac Holdings, Inc.	27,660	8,960,457
*	Gibraltar Industries, Inc.	64,028	5,881,612
*	GMS, Inc.	48,480	2,119,061
#	Gorman-Rupp Co. (The)	64,573	2,229,060
*	GP Strategies Corp.	40,471	637,418
	GrafTech International, Ltd.	66,273	842,993
#	Graham Corp.	19,150	262,547
	Granite Construction, Inc.	61,119	2,328,634
*	Great Lakes Dredge & Dock Corp.	145,513	2,284,554
#	Greenbrier Cos., Inc. (The)	62,530	2,953,917
	Griffon Corp.	91,355	2,477,548
	H&E Equipment Services, Inc.	88,484	3,442,028
*	Harsco Corp.	87,151	1,562,617
*	Hawaiian Holdings, Inc.	110,661	2,778,698
#	Healthcare Services Group, Inc.	101,915	3,052,354
	Heartland Express, Inc.	121,589	2,260,340
	Heidrick & Struggles International, Inc.	48,499	2,051,508
	Helios Technologies, Inc.	49,469	3,575,619
*	Herc Holdings, Inc.	43,802	4,625,491
*	Heritage-Crystal Clean, Inc.	33,430	960,110
#	Herman Miller, Inc.	87,206	3,619,049
*	Hexcel Corp.	9,946	561,054
	Hillenbrand, Inc.	38,078	1,869,249
#	HNI Corp.	63,753	2,699,302
*	Houston Wire & Cable Co.	11,452	60,123
*	Hub Group, Inc., Class A	59,349	3,900,416
	Hurco Cos., Inc.	17,228	591,782
*	Huron Consulting Group, Inc.	43,035	2,421,149
	Hyster-Yale Materials Handling, Inc.	19,049	1,540,112
	ICF International, Inc.	44,328	4,036,508
*	IES Holdings, Inc.	36,059	1,903,555
	Innovative Solutions & Support, Inc.	19,757	121,703
	Insperity, Inc.	57,030	4,992,406
	Insteel Industries, Inc.	39,614	1,510,482
	Interface, Inc.	112,767	1,447,928
	ITT, Inc.	6,200	584,722
*	JELD-WEN Holding, Inc.	76,232	2,223,687
*	JetBlue Airways Corp.	50,658	1,031,397
	John Bean Technologies Corp.	59,441	8,641,533
	Kadant, Inc.	22,601	4,023,656
	Kaman Corp.	39,567	2,110,899
	KAR Auction Services, Inc.	31,083	465,934
	KBR, Inc.	218,756	8,653,987
*	Kelly Services, Inc., Class A	53,508	1,340,375
	Kennametal, Inc.	131,794	5,292,847
	Kforce, Inc.	55,751	3,124,286

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kimball International, Inc., Class B	77,230	$1,126,013
*	Kirby Corp.	64,405	4,102,599
	Knoll, Inc.	70,358	1,681,556
	Korn Ferry	111,547	7,572,926
*	Kratos Defense & Security Solutions, Inc.	226,836	6,065,595
	Landstar System, Inc.	44,453	7,658,363
*	Lawson Products, Inc.	22,868	1,198,969
*	LB Foster Co., Class A	22,567	364,231
*	Limbach Holdings, Inc.	9,820	108,216
	Lindsay Corp.	17,072	2,830,196
#*	LiqTech International, Inc.	2,400	18,744
*	LS Starrett Co. (The), Class A	1,920	11,731
	LSI Industries, Inc.	81,620	670,916
*	Lydall, Inc.	41,290	1,521,537
	Macquarie Infrastructure Corp.	100,894	3,360,779
*	Manitex International, Inc.	15,585	112,991
*	Manitowoc Co., Inc. (The)	71,210	1,629,285
	ManpowerGroup, Inc.	6,005	725,944
	ManTech International Corp., Class A	45,781	3,907,408
	Marten Transport, Ltd.	186,383	3,116,324
*	Masonite International Corp.	21,562	2,723,065
#*	MasTec, Inc.	126,820	13,234,935
#*	Mastech Digital, Inc.	1,100	17,369
*	Matrix Service Co.	54,546	720,553
	Matson, Inc.	79,162	5,171,653
	Matthews International Corp., Class A	39,655	1,640,924
	Maxar Technologies, Inc.	10,147	393,805
	McGrath RentCorp.	40,376	3,310,024
*	Mercury Systems, Inc.	72,666	5,467,390
*	Meritor, Inc.	182,394	4,930,110
*	Mesa Air Group, Inc.	20,986	236,302
*	Middleby Corp. (The)	12,444	2,256,346
	Miller Industries, Inc.	25,962	1,116,885
*	Mistras Group, Inc.	41,441	461,238
	Moog, Inc., Class A	40,439	3,499,995
*	MRC Global, Inc.	119,737	1,127,923
	MSA Safety, Inc.	43,826	7,045,468
#	MSC Industrial Direct Co., Inc., Class A	4,036	363,886
	Mueller Industries, Inc.	111,941	5,022,793
	Mueller Water Products, Inc., Class A	354,820	5,095,215
*	MYR Group, Inc.	40,938	3,189,070
	National Presto Industries, Inc.	11,954	1,229,828
#*	Navistar International Corp.	63,668	2,817,309
	NL Industries, Inc.	1,951	13,852
*	NN, Inc.	60,476	441,475
*	Northwest Pipe Co.	24,395	811,622
*	NOW, Inc.	136,572	1,341,137
*	NV5 Global, Inc.	30,254	2,726,793
	nVent Electric P.L.C.	54,393	1,656,267
#	Omega Flex, Inc.	19,850	3,156,150
#*	Orion Energy Systems, Inc.	3,292	19,818
*	Orion Group Holdings, Inc.	51,661	278,453
	Oshkosh Corp.	4,584	570,387
*	PAM Transportation Services, Inc.	11,800	683,456
	Park Aerospace Corp.	28,805	388,579
	Park-Ohio Holdings Corp.	31,873	1,157,309
#*	Parsons Corp.	1,048	46,458
#	Patriot Transportation Holding, Inc.	5,218	58,703
*	Perma-Pipe International Holdings, Inc.	7,792	50,492

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	PGT Innovations, Inc.	141,163	$3,716,822
*	Pioneer Power Solutions, Inc.	14,250	57,428
	Pitney Bowes, Inc.	173,195	1,293,767
#*	Polar Power, Inc.	13,887	155,534
	Powell Industries, Inc.	26,731	942,000
	Preformed Line Products Co.	7,374	488,159
	Primoris Services Corp.	78,741	2,571,681
*	Proto Labs, Inc.	18,136	2,032,320
#*	Quad/Graphics, Inc.	53,643	193,115
	Quanex Building Products Corp.	67,594	1,844,640
*	Radiant Logistics, Inc.	101,613	678,775
	Raven Industries, Inc.	52,211	2,120,811
*	RBC Bearings, Inc.	38,011	7,580,534
#*	RCM Technologies, Inc.	16,100	57,799
#*	Red Violet, Inc.	1,609	33,467
	Regal Beloit Corp.	82,244	11,878,501
*	Resideo Technologies, Inc.	69,114	2,074,111
#	Resources Connection, Inc.	66,960	944,806
	REV Group, Inc.	31,800	580,032
	Rexnord Corp.	160,979	8,037,681
	Rush Enterprises, Inc., Class A	69,220	3,416,699
	Rush Enterprises, Inc., Class B	26,695	1,168,974
	Ryder System, Inc.	1,354	108,103
*	Saia, Inc.	58,858	13,802,201
	Schneider National, Inc., Class B	12,548	304,038
	Science Applications International Corp.	20,909	1,869,683
*	Servotronics, Inc.	2,783	22,598
	Shyft Group, Inc. (The)	89,897	3,184,152
*	SIFCO Industries, Inc.	6,261	88,030
	Simpson Manufacturing Co., Inc.	82,536	9,301,807
#*	SiteOne Landscape Supply, Inc.	8,500	1,524,730
	SkyWest, Inc.	59,515	2,955,515
*	SP Plus Corp.	47,591	1,633,799
#*	Spirit Airlines, Inc.	8,329	298,345
*	SPX Corp.	57,744	3,502,751
	SPX FLOW, Inc.	75,704	5,041,129
	Standex International Corp.	30,444	2,886,700
	Steelcase, Inc., Class A	110,003	1,518,041
*	Stericycle, Inc.	16,870	1,286,844
*	Sterling Construction Co., Inc.	71,196	1,484,437
#*	Sunrun, Inc.	103,078	5,050,822
#	Systemax, Inc.	67,300	2,875,056
*	Team, Inc.	44,109	435,356
#	Tecnoglass, Inc.	3,012	36,024
#	Tennant Co.	36,845	2,907,439
	Terex Corp.	118,121	5,550,506
	Tetra Tech, Inc.	64,681	8,255,236
*	Textainer Group Holdings, Ltd.	65,402	1,675,599
*	Thermon Group Holdings, Inc.	53,853	1,028,592
	Timken Co. (The)	121,901	10,223,837
	Titan International, Inc.	32,540	351,107
*	Titan Machinery, Inc.	44,402	1,159,336
*	TPI Composites, Inc.	44,376	2,358,584
#*	Transcat, Inc.	10,395	519,750
#*	Trex Co., Inc.	58,244	6,289,770
*	TriMas Corp.	81,389	2,591,426
*	TriNet Group, Inc.	65,455	5,151,963
	Trinity Industries, Inc.	73,917	2,043,066
	Triton International, Ltd.	125,382	6,290,415

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	TrueBlue, Inc.	72,527	$2,052,514
*	Tutor Perini Corp.	37,540	604,394
*	Twin Disc, Inc.	19,991	210,905
#*	U.S. Xpress Enterprises, Inc., Class A	3,037	31,099
	UFP Industries, Inc.	116,525	9,792,761
*	Ultralife Corp.	32,842	259,452
	UniFirst Corp.	26,680	5,981,389
*	Univar Solutions, Inc.	17,300	403,955
	Universal Logistics Holdings, Inc.	32,899	822,804
#*	Upwork, Inc.	11,894	547,838
#*	US Ecology, Inc.	42,546	1,806,503
*	USA Truck, Inc.	18,017	276,921
	Valmont Industries, Inc.	30,802	7,603,474
*	Vectrus, Inc.	29,154	1,526,212
*	Veritiv Corp.	32,709	1,369,853
	Viad Corp.	40,267	1,677,523
*	Vicor Corp.	25,089	2,313,958
*	Vidler Water Resouces, Inc.	25,462	230,431
#*	Virco Mfg. Corp.	6,861	21,887
	VSE Corp.	17,884	771,695
	Wabash National Corp.	101,829	1,793,209
	Watts Water Technologies, Inc., Class A	47,698	5,940,786
*	Welbilt, Inc.	167,542	3,742,888
	Werner Enterprises, Inc.	136,384	6,305,032
*	WESCO International, Inc.	31,731	2,910,367
#*	Willdan Group, Inc.	9,014	344,064
#*	Willis Lease Finance Corp.	11,622	497,654
*	WillScot Mobile Mini Holdings Corp.	215,169	6,297,997

TOTAL INDUSTRIALS			839,058,810

INFORMATION TECHNOLOGY — (12.4%)
#*	2U, Inc.	17,048	669,134
*	3D Systems Corp.	43,818	943,840
*	A10 Networks Inc.	13,771	119,532
*	ACI Worldwide, Inc.	179,641	6,786,837
#*	ACM Research, Inc., Class A	2,776	219,165
*»	Actua Corp.	15,285	1,528
#*	ADDvantage Technologies Group, Inc.	6,563	13,257
	ADTRAN, Inc.	103,883	1,775,360
	Advanced Energy Industries, Inc.	78,299	8,637,163
#*	Aehr Test Systems.	13,183	29,794
*	Agilysys, Inc.	55,158	2,780,515
*	Airgain, Inc.	19,672	464,849
*	Alarm.com Holdings, Inc.	71,066	6,378,884
*	Alithya Group, Inc., Class A	14,711	32,953
	Alliance Data Systems Corp.	2,234	263,277
*	Alpha & Omega Semiconductor, Ltd.	51,938	1,615,272
#*	Altair Engineering, Inc., Class A	15,136	983,840
*	Ambarella, Inc.	33,895	3,304,424
	American Software, Inc., Class A	72,668	1,503,501
	Amkor Technology, Inc.	446,228	9,022,730
*	Amtech Systems, Inc.	29,454	310,445
#*	Appfolio, Inc., Class A	10,677	1,544,214
*	Arlo Technologies, Inc.	109,558	671,591
*	Arrow Electronics, Inc.	4,100	467,687
	AstroNova, Inc.	7,447	109,173
*	Asure Software, Inc.	23,205	185,872
*	Avaya Holdings Corp.	43,845	1,261,421
#*	Aviat Networks, Inc.	9,988	323,711

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Avid Technology, Inc.	111,789	$2,542,082
	Avnet, Inc.	17,257	757,927
*	Aware, Inc.	34,012	119,042
*	Axcelis Technologies, Inc.	84,701	3,517,633
*	AXT, Inc.	104,435	1,029,729
	Badger Meter, Inc.	56,196	5,248,144
	Bel Fuse, Inc., Class A	2,583	48,845
	Bel Fuse, Inc., Class B	21,006	418,650
	Belden, Inc.	60,848	2,633,501
	Benchmark Electronics, Inc.	66,556	1,998,011
	BK Technologies Corp.	20,576	94,855
*	Blackbaud, Inc.	55,017	3,912,809
*	Bm Technologies, Inc.	9,175	90,007
*	Bottomline Technologies De, Inc.	57,375	2,786,130
#*	Box, Inc., Class A	50,207	1,069,409
#*	Bridgeline Digital, Inc.	4,407	12,207
*	Brightcove, Inc.	27,375	397,485
	Brooks Automation, Inc.	104,431	10,581,993
*	CalAmp Corp.	84,427	1,160,871
*	Calix, Inc.	156,205	6,605,909
*	Cardtronics P.L.C., Class A	84,737	3,291,185
#*	Casa Systems, Inc.	29,510	231,506
#	Cass Information Systems, Inc.	35,413	1,625,103
	CDK Global, Inc.	3,314	177,597
#*	Cerence, Inc.	641	61,799
*	CEVA, Inc.	52,325	2,900,898
#*	ChannelAdvisor Corp.	26,925	569,464
*	Cirrus Logic, Inc.	118,585	8,823,910
#*	Clearfield, Inc.	34,668	1,190,846
#*	Cloudera, Inc.	56,140	712,417
	CMC Materials, Inc.	44,906	8,237,108
*	Coda Octopus Group, Inc.	4,194	33,552
#*	Cognyte Software Ltd.	55,164	1,441,435
*	Coherent, Inc.	17,967	4,671,240
*	Cohu, Inc.	87,363	3,495,394
*	CommScope Holding Co., Inc.	60,093	988,530
#	Communications Systems, Inc.	8,595	55,867
*	CommVault Systems, Inc.	54,778	3,807,619
*	Computer Task Group, Inc.	34,141	337,996
	Comtech Telecommunications Corp.	57,377	1,375,900
*	Concentrix Corp.	40,722	6,327,384
*	Conduent, Inc.	289,040	1,965,472
#*	Cree, Inc.	11,059	1,099,486
	CSG Systems International, Inc.	66,318	3,049,965
#*	CSP, Inc.	2,788	25,036
	CTS Corp.	69,745	2,268,107
#*	CyberOptics Corp.	19,213	633,837
	Daktronics, Inc.	62,669	386,668
*	Data I/O Corp.	2,221	11,971
*	Digi International, Inc.	54,794	979,169
*	Digital Turbine, Inc.	42,202	3,183,297
*	Diodes, Inc.	92,320	7,091,099
*	DSP Group, Inc.	59,670	828,816
	DXC Technology Co.	9,473	311,756
*	DZS, Inc.	7,764	116,615
#	Ebix, Inc.	49,319	1,484,995
#*	EchoStar Corp., Class A	37,456	915,799
#*	eGain Corp.	59,279	582,713
#*	eMagin Corp.	10,900	28,667

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EMCORE Corp.	61,611	$383,837
*	Enphase Energy, Inc.	28,079	3,910,001
	Entegris, Inc.	3,683	414,632
*	Envestnet, Inc.	41,711	3,079,523
*	ePlus, Inc.	33,553	3,367,379
	EVERTEC, Inc.	90,809	3,623,279
*	Evo Payments, Inc., Class A	3,400	96,934
*	ExlService Holdings, Inc.	65,954	6,092,831
*	Fabrinet	74,334	6,364,477
*	FARO Technologies, Inc.	40,811	3,095,310
*	FireEye, Inc.	57,616	1,145,118
*	First Solar, Inc.	21,098	1,614,630
*	Flex, Ltd.	12,362	215,099
	FLIR Systems, Inc.	6,600	395,802
*	FormFactor, Inc.	157,079	6,149,643
*	Frequency Electronics, Inc.	19,976	214,542
#*	Genasys, Inc.	3,438	21,487
*	Globant SA	14,364	3,291,942
#*	GSI Technology, Inc.	46,572	274,775
#*	GTY Technology Holdings, Inc.	3,658	18,656
	Hackett Group, Inc. (The)	76,814	1,277,417
#*	Harmonic, Inc.	248,451	1,942,887
#*	I3 Verticals, Inc., Class A	12,761	423,920
*	Ichor Holdings, Ltd.	55,338	3,086,200
#*	Identiv, Inc.	2,200	35,090
*	IEC Electronics Corp.	22,220	270,862
#*	II-VI, Inc.	42,962	2,884,469
#*	Image Sensing Systems, Inc.	700	4,564
#*	Immersion Corp.	56,790	486,690
#*	Impinj, Inc.	9,200	436,632
#*	Infinera Corp.	178,481	1,645,595
#*	Information Services Group, Inc.	21,176	96,351
#*	Innodata, Inc.	2,858	17,920
*	Insight Enterprises, Inc.	64,442	6,468,044
#*	Intellicheck, Inc.	2,800	27,916
	InterDigital, Inc.	65,543	4,549,995
*	inTEST Corp.	20,437	247,901
#*	Intevac, Inc.	59,192	379,421
*	Issuer Direct Corp.	1,357	37,630
#*	Iteris, Inc.	41,887	282,737
*	Itron, Inc.	60,646	5,454,501
#*	j2 Global, Inc.	46,264	5,597,944
	Jabil, Inc.	23,357	1,224,374
*	Key Tronic Corp.	24,700	171,912
*	Kimball Electronics, Inc.	51,102	1,175,857
#*	Knowles Corp.	185,457	3,876,051
	Kulicke & Soffa Industries, Inc.	114,306	6,498,296
#*	KVH Industries, Inc.	38,490	515,381
#*	Lantronix, Inc.	38,136	208,223
*	Lattice Semiconductor Corp.	243,918	12,271,515
#*	LightPath Technologies, Inc., Class A	10,325	26,845
#*	Limelight Networks, Inc.	272,693	853,529
	Littelfuse, Inc.	19,889	5,275,358
*	LiveRamp Holdings, Inc.	132,416	6,485,736
#*	Lumentum Holdings, Inc.	1,783	151,644
#*	Luna Innovations, Inc.	42,639	483,526
*	MACOM Technology Solutions Holdings, Inc.	18,044	1,021,471
*	Magnachip Semiconductor Corp.	30,513	763,130
*	Manhattan Associates, Inc.	37,795	5,186,986

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Marvell Technology, Inc.	55,779	$2,521,769
	MAXIMUS, Inc.	13,739	1,259,042
*	MaxLinear, Inc.	103,081	3,709,885
	Methode Electronics, Inc.	81,966	3,682,732
#*	MicroStrategy, Inc., Class A	15,016	9,867,915
*	Mimecast, Ltd.	35,021	1,520,612
#*	Mitek Systems, Inc.	45,913	744,250
#*	Model N, Inc.	2,700	107,406
*	MoneyGram International, Inc.	5,053	34,866
#*	Napco Security Technologies, Inc.	45,825	1,526,431
	National Instruments Corp.	3,079	127,501
*	NCR Corp.	62,918	2,878,498
*	NeoPhotonics Corp.	126,905	1,187,831
*	NETGEAR, Inc.	62,310	2,318,555
*	Netscout Systems, Inc.	151,923	3,979,623
*	NetSol Technologies, Inc.	13,690	59,551
	Network-1 Technologies, Inc.	10,978	35,788
*	New Relic, Inc.	12,948	832,556
*	nLight, Inc.	1,008	29,575
#*	Novanta, Inc.	66,003	8,693,255
#	NVE Corp.	8,675	663,898
#*	One Stop Systems, Inc.	5,977	31,798
#*	OneSpan, Inc.	94,058	2,521,695
*	Onto Innovation, Inc.	121,032	8,293,113
*	Optical Cable Corp.	5,961	19,492
*	OSI Systems, Inc.	35,983	3,474,878
#*	Pagerduty, Inc.	13,238	562,085
#*	PAR Technology Corp.	21,536	1,768,967
#*	Paysign, Inc.	10,269	39,228
#	PC Connection, Inc.	59,244	2,686,715
	PC-Tel, Inc.	26,189	174,943
*	PDF Solutions, Inc.	67,628	1,199,044
#*	Perficient, Inc.	73,039	4,792,089
	Perspecta, Inc.	103,412	3,026,869
#*	PFSweb, Inc.	31,880	232,724
*	Photronics, Inc.	159,063	2,020,100
*	Pixelworks, Inc.	72,350	213,432
*	Plexus Corp.	72,395	6,692,194
	Power Integrations, Inc.	106,382	8,809,493
	Progress Software Corp.	99,734	4,354,386
*	Pure Storage, Inc., Class A	20,650	417,543
	QAD, Inc., Class A	24,107	1,704,124
	QAD, Inc., Class B	4,173	193,711
#*	Qualys, Inc.	32,275	3,271,394
#*	QuickLogic Corp.	1,800	11,844
*	Rambus, Inc.	232,781	4,418,183
#	RF Industries, Ltd.	15,804	101,936
*	Ribbon Communications, Inc.	160,953	1,086,433
	Richardson Electronics, Ltd.	16,169	123,046
*	Rogers Corp.	36,398	7,128,184
#	Sabre Corp.	33,724	505,186
#*	Sailpoint Technologies Holdings, Inc.	60,678	2,962,907
*	Sanmina Corp.	148,533	6,066,088
	Sapiens International Corp. NV	16,292	527,209
*	ScanSource, Inc.	47,855	1,446,657
*	SecureWorks Corp., Class A	3,900	50,739
*	Semtech Corp.	80,651	5,463,299
#*	SharpSpring, Inc.	5,836	96,294
#*	ShotSpotter, Inc.	9,166	320,260

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Silicon Laboratories, Inc.	52,759	$7,436,381
#*	SMART Global Holdings, Inc.	48,960	2,259,504
*	Smith Micro Software, Inc.	8,771	49,293
*	Socket Mobile, Inc.	11,259	72,733
#*	SolarEdge Technologies, Inc.	19,147	5,046,000
*	SPS Commerce, Inc.	28,544	2,924,047
*	StarTek, Inc.	75,253	611,807
*	Stratasys, Ltd.	3,754	84,127
*	Super Micro Computer, Inc.	28,906	1,070,100
*	SVMK, Inc.	1,785	32,112
#	Switch, Inc., Class A	19,473	361,614
*	Sykes Enterprises, Inc.	82,000	3,594,060
#*	Synaptics, Inc.	63,054	8,819,363
#*	Synchronoss Technologies, Inc.	64,095	214,077
#	SYNNEX Corp.	40,722	4,935,506
*	Teradata Corp.	78,699	3,893,240
*	TESSCO Technologies, Inc.	13,243	95,747
*	TransAct Technologies, Inc.	18,248	231,932
	TTEC Holdings, Inc.	83,070	8,450,711
*	TTM Technologies, Inc.	193,183	2,897,745
*	Ultra Clean Holdings, Inc.	102,412	5,230,181
#*	Unisys Corp.	117,913	2,829,912
#*	Universal Security Instruments, Inc.	3,969	23,576
*	Upland Software, Inc.	30,059	1,489,724
#*	Usio, Inc.	1,600	9,520
*	Veeco Instruments, Inc.	125,454	2,886,697
#*	Verint Systems, Inc.	83,749	4,067,689
#*	Verra Mobility Corp.	9,950	133,728
#*	ViaSat, Inc.	29,600	1,532,984
*	Viavi Solutions, Inc.	176,974	2,895,295
	Vishay Intertechnology, Inc.	235,440	5,784,761
*	Vishay Precision Group, Inc.	23,970	764,164
	Wayside Technology Group, Inc.	8,749	214,350
#*	WidePoint Corp.	3,469	30,770
	Xerox Holdings Corp.	944	22,788
	Xperi Holding Corp.	155,908	3,203,909
*	Zix Corp.	38,289	301,909

TOTAL INFORMATION TECHNOLOGY			513,471,720

MATERIALS — (5.6%)
#*	Advanced Emissions Solutions, Inc.	10,719	50,379
*	AdvanSix, Inc.	34,989	1,017,480
#*	AgroFresh Solutions, Inc.	19,334	40,988
*	Alcoa Corp.	121,530	4,452,859
#*	Allegheny Technologies, Inc.	173,111	4,026,562
*	Alpha Metallurgical Resources Inc.	1,300	15,717
	American Vanguard Corp.	67,549	1,336,119
*	Ampco-Pittsburgh Corp.	6,049	45,791
	Ashland Global Holdings, Inc.	37,903	3,267,618
	Avient Corp.	135,534	6,881,061
*	Axalta Coating Systems, Ltd.	4,854	154,794
	Balchem Corp.	48,690	6,192,881
	Cabot Corp.	87,827	4,819,946
#	Caledonia Mining Corp., P.L.C.	1,829	25,441
	Carpenter Technology Corp.	75,542	2,860,776
*	Century Aluminum Co.	177,601	2,781,232
	Chase Corp.	19,968	2,365,010
	Chemours Co. (The)	61,696	1,863,219
*	Clearwater Paper Corp.	33,501	1,120,943

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Coeur Mining, Inc.	426,057	$3,442,541
	Commercial Metals Co.	225,156	6,579,058
#	Compass Minerals International, Inc.	65,162	4,425,803
#*	Core Molding Technologies, Inc.	24,525	270,020
#	Domtar Corp.	98,438	3,880,426
	Eagle Materials, Inc.	18,038	2,491,769
	Element Solutions, Inc.	398,716	8,723,906
*	Ferro Corp.	148,625	2,476,092
*»	Ferroglobe Representation & Warranty Insurance Trust	83,625	0
*	Forterra, Inc.	33,678	790,086
	Fortitude Gold Corp.	39,179	197,854
	Friedman Industries, Inc.	7,760	63,322
	FutureFuel Corp.	73,512	933,602
*	GCP Applied Technologies, Inc.	100,241	2,575,191
	Glatfelter Corp.	79,139	1,164,926
#	Gold Resource Corp.	98,412	264,728
	Graphic Packaging Holding Co.	210,439	3,903,643
#	Greif, Inc., Class A	48,064	2,908,353
	Greif, Inc., Class B	5,124	306,466
	Hawkins, Inc.	53,966	1,799,766
	Haynes International, Inc.	26,958	788,252
	HB Fuller Co.	98,782	6,600,613
	Hecla Mining Co.	781,563	4,619,037
	Huntsman Corp.	34,627	992,756
*	Ingevity Corp.	56,174	4,386,066
	Innospec, Inc.	49,432	4,815,171
*	Intrepid Potash, Inc.	19,535	628,246
	Kaiser Aluminum Corp.	33,977	4,093,209
*	Koppers Holdings, Inc.	42,020	1,396,745
*	Kraton Corp.	60,959	2,179,894
	Kronos Worldwide, Inc.	111,840	1,901,280
#*	Livent Corp.	102,601	1,848,870
#	Louisiana-Pacific Corp.	206,881	13,629,320
	Materion Corp.	41,809	2,960,495
	Mercer International, Inc.	120,191	1,981,950
	Minerals Technologies, Inc.	67,810	5,298,673
	Mosaic Co. (The)	20,779	731,005
	Myers Industries, Inc.	90,591	2,043,733
	Neenah, Inc.	38,761	2,060,922
	NewMarket Corp.	128	44,364
#	Nexa Resources SA	3,030	31,330
	Northern Technologies International Corp.	17,386	270,352
*	O-I Glass, Inc.	227,929	3,758,549
	Olin Corp.	215,079	9,254,849
	Olympic Steel, Inc.	20,141	585,096
	PQ Group Holdings, Inc.	31,771	444,794
#	Quaker Chemical Corp.	631	152,923
#*	Ramaco Resources, Inc.	3,731	15,111
*	Ranpak Holdings Corp.	2,555	49,133
*	Rayonier Advanced Materials, Inc.	129,184	1,174,283
*	Resolute Forest Products, Inc.	128,607	1,738,767
*	Ryerson Holding Corp.	65,553	1,040,982
	Schnitzer Steel Industries, Inc., Class A	53,252	2,514,027
	Schweitzer-Mauduit International, Inc.	64,082	2,926,625
	Sensient Technologies Corp.	79,066	6,502,388
	Silgan Holdings, Inc.	116,633	4,918,414
	Sonoco Products Co.	2,325	152,195
	Stepan Co.	44,568	5,823,255
*	Summit Materials, Inc., Class A	160,149	4,610,690

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	SunCoke Energy, Inc.	112,832	$761,616
*	Synalloy Corp.	14,602	133,024
*	TimkenSteel Corp.	61,831	743,209
#*	Trecora Resources	39,702	301,338
#	Tredegar Corp.	44,359	648,529
	Trinseo SA	68,768	4,257,427
	Tronox Holdings P.L.C., Class A	211,293	4,479,412
#*	UFP Technologies, Inc.	11,212	561,273
	United States Lime & Minerals, Inc.	14,113	1,950,134
#	United States Steel Corp.	140,534	3,233,687
*	Universal Stainless & Alloy Products, Inc.	12,612	115,274
#*	US Concrete, Inc.	37,526	2,379,524
	Valvoline, Inc.	86,596	2,719,114
*	Venator Materials P.L.C.	28,266	130,872
	Verso Corp., Class A	46,739	721,650
	Warrior Met Coal, Inc.	40,228	637,614
	Worthington Industries, Inc.	117,401	7,661,589
	WR Grace & Co.	29,412	2,021,487

TOTAL MATERIALS			232,937,505

REAL ESTATE — (0.5%)
#*	Altisource Portfolio Solutions SA	3,541	22,308
*	BBX Capital, Inc.	8,157	51,389
*	CKX Lands, Inc.	702	8,480
#*	Cushman & Wakefield P.L.C.	4,576	77,792
*	Five Point Holdings LLC, Class A	24,025	172,500
*	Forestar Group, Inc.	18,768	475,581
*	FRP Holdings, Inc.	20,841	1,057,889
	Indus Realty Trust, Inc.	4,988	311,750
	Kennedy-Wilson Holdings, Inc.	192,339	3,952,567
*	Marcus & Millichap, Inc.	60,393	2,133,081
#*	Maui Land & Pineapple Co., Inc.	32,423	365,732
	Newmark Group, Inc., Class A	37,717	405,458
#*	Rafael Holdings, Inc., Class B	39,844	1,647,151
	RE/MAX Holdings, Inc., Class A	33,004	1,212,237
#*	Realogy Holdings Corp.	194,846	3,366,939
#*	Redfin Corp.	10,944	774,616
	RMR Group, Inc. (The), Class A	21,223	840,006
	St Joe Co. (The)	62,599	2,866,408
#*	Stratus Properties, Inc.	12,196	428,689
*	Tejon Ranch Co.	34,817	550,805

TOTAL REAL ESTATE			20,721,378

UTILITIES — (2.4%)
	ALLETE, Inc.	68,437	4,815,227
	American States Water Co.	64,605	5,116,070
	Artesian Resources Corp., Class A	20,226	818,142
#	Atlantica Sustainable Infrastructure P.L.C.	62,480	2,408,604
	Avista Corp.	108,965	5,014,569
	Black Hills Corp.	67,841	4,679,672
#	Brookfield Renewable Corp., Class A	17,234	714,866
	California Water Service Group	84,987	4,992,986
#	Chesapeake Utilities Corp.	31,587	3,743,691
	Clearway Energy, Inc., Class A	24,781	658,679
#	Clearway Energy, Inc., Class C	37,925	1,088,068
#	Consolidated Water Co., Ltd.	27,303	321,356
#	Genie Energy, Ltd., Class B	46,047	257,863
	Global Water Resources, Inc.	371	6,326

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	Hawaiian Electric Industries, Inc.	33,010	$1,421,411
	IDACORP, Inc.	7,719	791,043
	MDU Resources Group, Inc.	19,706	659,363
	MGE Energy, Inc.	51,691	3,867,004
#	Middlesex Water Co.	34,964	2,867,747
	National Fuel Gas Co.	19,461	966,433
	New Jersey Resources Corp.	145,601	6,107,962
	Northwest Natural Holding Co.	46,618	2,513,643
	NorthWestern Corp.	79,197	5,387,772
	ONE Gas, Inc.	48,853	3,931,201
#	Ormat Technologies, Inc.	77,474	5,609,118
	Otter Tail Corp.	60,383	2,851,889
	PNM Resources, Inc.	135,652	6,695,783
	Portland General Electric Co.	53,187	2,705,091
*	Pure Cycle Corp.	840	12,827
#	RGC Resources, Inc.	20,920	453,755
	SJW Group	38,959	2,553,762
#	South Jersey Industries, Inc.	105,764	2,617,659
	Southwest Gas Holdings, Inc.	61,986	4,321,664
#	Spark Energy, Inc., Class A	23,098	244,377
#	Spire, Inc.	73,831	5,562,427
*	Sunnova Energy International, Inc.	2,972	104,971
	Unitil Corp.	30,144	1,737,199
#	York Water Co. (The)	32,775	1,692,501

	TOTAL UTILITIES		100,312,721

	TOTAL COMMON STOCKS		3,906,191,591

	PREFERRED STOCKS — (0.1%)
	COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	8,904	238,182

	CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	5,386	563,376

	INDUSTRIALS — (0.1%)
#(r)	WESCO International, Inc., Floating Rate Note	40,491	1,285,184

	TOTAL PREFERRED STOCKS		2,086,742

	RIGHTS/WARRANTS — (0.0%)

	CONSUMER DISCRETIONARY — (0.0%)
*»	Social Reality, Inc. Rights Exp 12/31/19, Class A	10,334	310

	TOTAL INVESTMENT SECURITIES (Cost $1,641,413,645)		3,908,278,643

	TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	22,834,486	22,834,486

	SECURITIES LENDING COLLATERAL — (4.6%)
@§	The DFA Short Term Investment Fund	16,257,188	188,095,661

	TOTAL INVESTMENTS — (100.0%) (Cost $1,852,324,633)		$4,119,208,790

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$98,133,224	—	—	$98,133,224
Consumer Discretionary	653,999,973	$10,847	—	654,010,820
Consumer Staples	159,670,382	—	—	159,670,382
Energy	99,122,165	—	—	99,122,165
Financials	827,479,661	11,471	—	827,491,132
Health Care	359,979,405	1,282,329	—	361,261,734
Industrials	839,058,810	—	—	839,058,810
Information Technology	513,470,192	1,528	—	513,471,720
Materials	232,937,505	—	—	232,937,505
Real Estate	20,721,378	—	—	20,721,378
Utilities	100,312,721	—	—	100,312,721
Preferred Stocks
Communication Services	238,182	—	—	238,182
Consumer Discretionary	563,376	—	—	563,376
Industrials	1,285,184	—	—	1,285,184
Rights/Warrants
Consumer Discretionary	—	310	—	310
Temporary Cash Investments	22,834,486	—	—	22,834,486
Securities Lending Collateral	—	188,095,661	—	188,095,661

TOTAL	$3,929,806,644	$189,402,146	—	$4,119,208,790

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (7.4%)
	Activision Blizzard, Inc.	161,228	$14,702,381
*	Alaska Communications Systems Group, Inc.	13,864	45,890
*	Alphabet, Inc., Class A	41,205	96,975,967
*	Alphabet, Inc., Class C	42,114	101,499,794
*	Altice USA, Inc., Class A	213,172	7,740,275
*	AMC Networks, Inc., Class A	31,948	1,606,345
*	Angi, Inc.	24,480	391,925
#*	Anterix, Inc.	14,918	705,920
	AT&T, Inc.	1,788,149	56,165,760
	ATN International, Inc.	22,126	1,008,503
	Audacy Inc.	74,569	360,914
*	Ballantyne Strong, Inc.	2,943	15,186
#*	Bandwidth, Inc., Class A	1,738	229,764
*	Boingo Wireless, Inc.	47,298	660,280
*	Boston Omaha Corp., Class A	673	18,857
	Cable One, Inc.	4,983	8,919,570
*	Cargurus, Inc.	48,131	1,187,873
*	Cars.com, Inc.	63,426	837,857
*	Charter Communications, Inc., Class A	59,771	40,252,780
*	Cincinnati Bell, Inc.	36,332	560,603
#	Cinemark Holdings, Inc.	110,731	2,347,497
	Cogent Communications Holdings, Inc.	34,353	2,593,995
	Comcast Corp., Class A	1,661,011	93,265,768
*	comScore, Inc.	62,078	229,068
*	Consolidated Communications Holdings, Inc.	59,053	425,182
*	Cumulus Media, Inc., Class A	11,924	114,590
*	Daily Journal Corp.	200	61,038
*	DHI Group, Inc.	38,113	111,290
#*	Discovery, Inc., Class A	93,472	3,520,155
*	Discovery, Inc., Class C	171,482	5,540,583
*	DISH Network Corp., Class A	118,079	5,288,758
	Electronic Arts, Inc.	53,397	7,586,646
*	Emerald Holding, Inc.	33,424	187,509
	Entravision Communications Corp., Class A	50,372	193,932
	EW Scripps Co. (The), Class A	77,469	1,674,880
*	Facebook, Inc., Class A	392,789	127,687,848
#*	Fluent, Inc.	15,919	59,219
	Fox Corp., Class A	147,216	5,508,823
	Fox Corp., Class B	106,087	3,859,445
#*	Gaia, Inc.	6,465	68,141
*	Gannett Co., Inc.	96,910	439,971
	Gray Television, Inc.	103,312	2,099,300
	Gray Television, Inc., Class A	2,241	41,795
*	Hemisphere Media Group, Inc.	17,209	210,294
*	IAC/InterActiveCorp	23,357	5,920,299
*	IDT Corp., Class B	23,898	573,791
*	IMAX Corp.	55,343	1,141,173
	Interpublic Group of Cos., Inc. (The)	284,993	9,048,528
*	Iridium Communications, Inc.	61,985	2,354,810
	John Wiley & Sons, Inc., Class A	43,611	2,483,210
	John Wiley & Sons, Inc., Class B	2,517	142,739
*	Liberty Broadband Corp.	145	23,367
*	Liberty Broadband Corp., Class A	12,570	1,981,912
*	Liberty Broadband Corp., Class C	100,050	16,280,136

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America, Ltd., Class C	120,350	$1,678,882
#*	Liberty Media Corp.-Liberty Braves, Class A	6,772	189,548
*	Liberty Media Corp.-Liberty Braves, Class B	58	2,007
*	Liberty Media Corp.-Liberty Braves, Class C	35,280	976,903
*	Liberty Media Corp.-Liberty Formula One, Class A	12,931	535,602
#*	Liberty Media Corp.-Liberty Formula One, Class B	145	6,222
*	Liberty Media Corp.-Liberty Formula One, Class C	104,791	4,918,890
*	Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	2,156,693
*	Liberty Media Corp.-Liberty SiriusXM, Class B	481	22,530
*	Liberty Media Corp.-Liberty SiriusXM, Class C	110,221	4,985,296
*	Liberty TripAdvisor Holdings, Inc., Class A	56,826	287,540
#*	Lions Gate Entertainment Corp., Class A	72,225	1,045,096
*	Lions Gate Entertainment Corp., Class B	89,891	1,132,627
#*	Live Nation Entertainment, Inc.	90,610	7,419,147
#	Loral Space & Communications, Inc.	13,810	554,195
	Lumen Technologies, Inc.	827,821	10,620,943
*	Madison Square Garden Entertainment Corp.	15,108	1,368,936
#*	Marcus Corp. (The)	21,754	434,210
#*	Match Group, Inc.	77,465	12,055,878
*	Mediaco Holding, Inc., Class A	312	1,026
*	Meredith Corp.	37,978	1,181,116
#*	MSG Networks, Inc., Class A	38,776	615,375
	National CineMedia, Inc.	46,161	197,107
*	Netflix, Inc.	22,694	11,652,688
	New York Times Co. (The), Class A	130,603	5,930,682
	News Corp., Class A	245,024	6,418,404
	News Corp., Class B	113,933	2,769,711
	Nexstar Media Group, Inc., Class A	40,471	5,965,830
	Omnicom Group, Inc.	135,782	11,169,427
*	ORBCOMM, Inc.	67,273	770,949
*	QuinStreet, Inc.	42,903	869,644
*	Reading International, Inc., Class A	17,935	107,251
*	Roku, Inc.	682	233,906
	Saga Communications, Inc., Class A	1,505	33,908
	Scholastic Corp.	30,604	928,219
#*	Sciplay Corp., Class A	10,139	178,953
	Shenandoah Telecommunications Co.	81,706	3,861,426
	Sirius XM Holdings, Inc.	224,186	1,367,535
#*	Snap, Inc., Class A	80,581	4,981,517
	Spok Holdings, Inc.	19,425	199,495
*	Take-Two Interactive Software, Inc.	42,835	7,512,402
*	TechTarget, Inc.	23,010	1,764,867
	TEGNA, Inc.	271,455	5,445,387
	Telephone and Data Systems, Inc.	116,239	2,671,172
*	T-Mobile US, Inc.	152,563	20,158,149
	Townsquare Media, Inc., Class A	6,660	68,598
*	Travelzoo	6,559	103,370
*	Tribune Publishing Co.	38,843	677,422
*	TripAdvisor, Inc.	61,043	2,876,957
*	TrueCar, Inc.	101,942	468,933
*	Twitter, Inc.	137,314	7,582,479
*	United States Cellular Corp.	22,805	778,335
	Verizon Communications, Inc.	1,431,638	82,734,360
#	ViacomCBS, Inc., Class A	5,950	268,940
	ViacomCBS, Inc., Class B	190,371	7,809,018
*	Vonage Holdings Corp.	203,913	2,763,021
*	Walt Disney Co. (The)	279,758	52,040,583
	World Wrestling Entertainment, Inc., Class A	32,279	1,778,896
*	Yelp, Inc.	31,816	1,250,369

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Zedge, Inc., Class B	1,151	$15,308
*	Zillow Group, Inc., Class A	33,294	4,439,755
#*	Zillow Group, Inc., Class C	67,984	8,846,078
*	Zynga, Inc., Class A	715,494	7,741,645

TOTAL COMMUNICATION SERVICES			966,573,494

CONSUMER DISCRETIONARY — (13.0%)
#*	1-800-Flowers.com, Inc., Class A	39,679	1,268,736
	Aaron’s Co., Inc. (The)	36,563	1,129,431
	Abercrombie & Fitch Co., Class A	70,398	2,639,221
	Acushnet Holdings Corp.	70,854	2,997,833
*	Adient P.L.C.	88,277	4,090,756
*	Adtalem Global Education, Inc.	59,364	2,036,779
	Advance Auto Parts, Inc.	26,011	5,206,362
*	Amazon.com, Inc.	77,547	268,888,019
	AMCON Distributing Co.	116	16,930
*	American Axle & Manufacturing Holdings, Inc.	106,508	988,394
#	American Eagle Outfitters, Inc.	186,291	6,440,080
*	American Outdoor Brands, Inc.	15,450	399,383
*	American Public Education, Inc.	17,018	518,368
*	America’s Car-Mart, Inc.	9,076	1,368,933
*	Aptiv P.L.C.	140,066	20,154,097
	Aramark	172,862	6,719,146
*	Ark Restaurants Corp.	2,015	40,905
*	Asbury Automotive Group, Inc.	23,496	4,666,541
*	At Home Group, Inc.	31,738	1,002,286
*	Autoliv, Inc.	74,686	7,517,893
*	AutoNation, Inc.	100,382	10,287,147
*	AutoZone, Inc.	4,440	6,500,693
	Bally’s Corp.	6,909	400,446
*	Barnes & Noble Education, Inc.	36,311	287,220
	Bassett Furniture Industries, Inc.	6,115	209,745
*	BBQ Holdings, Inc.	5,581	73,669
*	Beazer Homes USA, Inc.	35,211	785,557
#	Bed Bath & Beyond, Inc.	142,052	3,596,757
	Best Buy Co., Inc.	256,123	29,779,421
	Big 5 Sporting Goods Corp.	9,804	179,609
	Big Lots, Inc.	44,501	3,067,899
*	Biglari Holdings, Inc., Class A	117	75,488
*	Biglari Holdings, Inc., Class B	1,670	222,210
*	BJ’s Restaurants, Inc.	22,963	1,400,513
#*	Bloomin’ Brands, Inc.	96,966	3,064,126
*	Bluegreen Vacations Holding Corp.	5,541	102,619
*	Booking Holdings, Inc.	11,405	28,125,642
#*	Boot Barn Holdings, Inc.	32,279	2,276,961
	BorgWarner, Inc.	172,140	8,362,561
*	Bowl America, Inc., Class A	1,280	12,800
*	Boyd Gaming Corp.	22,632	1,497,107
*	Bright Horizons Family Solutions, Inc.	35,847	5,191,721
	Brinker International, Inc.	27,220	1,827,279
	Brunswick Corp.	88,416	9,472,006
	Buckle, Inc. (The)	54,098	2,268,870
*	Build-A-Bear Workshop, Inc.	11,684	93,939
*	Burlington Stores, Inc.	27,424	8,949,274
*	Caesars Entertainment, Inc.	6,362	622,458
	Caleres, Inc.	35,648	830,955
	Callaway Golf Co.	109,918	3,182,126
	Canterbury Park Holding Corp.	200	2,704
*	Capri Holdings, Ltd.	131,641	7,250,786

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	CarMax, Inc.	88,512	$11,793,339
*	Carnival Corp.	154,701	4,325,440
	Carriage Services, Inc.	20,051	745,496
*	Carrols Restaurant Group, Inc.	49,762	293,098
	Carter’s, Inc.	37,541	4,084,085
#*	Carvana Co.	3,633	1,036,350
	Cato Corp. (The), Class A	20,869	279,645
*	Cavco Industries, Inc.	8,548	1,790,208
*	Century Communities, Inc.	35,383	2,616,219
	Cheesecake Factory, Inc. (The)	52,283	3,272,393
#*	Chegg, Inc.	16,629	1,502,098
	Chico’s FAS, Inc.	33,216	99,648
*	Children’s Place, Inc. (The)	16,901	1,324,193
*	Chipotle Mexican Grill, Inc.	7,581	11,311,079
	Choice Hotels International, Inc.	26,042	2,963,580
#	Churchill Downs, Inc.	11,091	2,345,746
*	Chuy’s Holdings, Inc.	19,205	938,356
	Citi Trends, Inc.	13,513	1,413,460
	Clarus Corp.	29,630	551,414
	Columbia Sportswear Co.	53,468	5,828,547
*	Conn’s, Inc.	27,391	554,394
*	Container Store Group, Inc. (The)	47,455	668,641
»	Contra Zagg, Inc.	28,536	2,568
	Cooper Tire & Rubber Co.	56,375	3,212,811
*	Cooper-Standard Holdings, Inc.	15,948	463,130
	Core-Mark Holding Co., Inc.	42,370	1,803,267
	Cracker Barrel Old Country Store, Inc.	26,862	4,498,579
*	Crocs, Inc.	61,394	6,146,767
	Culp, Inc.	11,601	164,154
	Dana, Inc.	162,169	4,102,876
	Darden Restaurants, Inc.	75,481	11,074,572
*	Dave & Buster’s Entertainment, Inc.	34,297	1,566,001
*	Deckers Outdoor Corp.	32,868	11,115,958
	Del Taco Restaurants, Inc.	42,325	482,505
*	Delta Apparel, Inc.	6,871	233,683
#*	Denny’s Corp.	41,073	777,923
#	Designer Brands, Inc., Class A	60,421	1,069,452
#	Dick’s Sporting Goods, Inc.	72,849	6,015,870
	Dillard’s, Inc., Class A	39,857	3,942,256
	Dollar General Corp.	67,914	14,584,531
*	Dollar Tree, Inc.	118,193	13,580,376
#	Domino’s Pizza, Inc.	19,800	8,362,332
*	Dorman Products, Inc.	30,226	2,997,815
	DR Horton, Inc.	193,224	18,991,987
*	Duluth Holdings, Inc., Class B	5,670	87,715
	eBay, Inc.	248,489	13,863,201
	Educational Development Corp.	2,000	35,560
*	El Pollo Loco Holdings, Inc.	39,367	666,877
	Escalade, Inc.	11,525	253,781
	Ethan Allen Interiors, Inc.	23,646	678,877
*	Etsy, Inc.	33,460	6,651,513
*	Everi Holdings, Inc.	19,215	339,721
	Expedia Group, Inc.	41,743	7,356,369
	Extended Stay America, Inc.	198,863	3,955,385
*	Fiesta Restaurant Group, Inc.	24,407	359,759
#*	Five Below, Inc.	37,623	7,572,381
	Flexsteel Industries, Inc.	6,129	266,795
*	Floor & Decor Holdings, Inc., Class A	21,373	2,370,693
	Foot Locker, Inc.	98,355	5,800,978

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ford Motor Co.	1,792,922	$20,690,320
*	Fossil Group, Inc.	33,192	428,177
*	Fox Factory Holding Corp.	47,360	7,256,973
*	frontdoor, Inc.	50,212	2,687,848
*	Full House Resorts, Inc.	6,121	59,741
#*	Funko, Inc., Class A	26,688	574,860
	Gap, Inc. (The)	256,746	8,498,293
	Garmin, Ltd.	60,621	8,319,626
	General Motors Co.	523,518	29,955,700
*	Genesco, Inc.	14,755	737,750
	Gentex Corp.	313,552	11,030,759
*	Gentherm, Inc.	38,143	2,715,782
	Genuine Parts Co.	73,397	9,172,423
*	G-III Apparel Group, Ltd.	45,354	1,473,551
*	Goodyear Tire & Rubber Co. (The)	219,094	3,770,608
*	GoPro, Inc., Class A	15,672	175,997
	Graham Holdings Co., Class B	4,575	2,907,916
*	Grand Canyon Education, Inc.	43,026	4,659,286
*	Green Brick Partners, Inc.	5,961	153,853
	Group 1 Automotive, Inc.	20,614	3,383,994
*	GrubHub, Inc.	46,987	3,196,995
	Guess?, Inc.	76,324	2,063,801
#	H&R Block, Inc.	89,975	2,002,843
	Hamilton Beach Brands Holding Co., Class A	12,308	240,006
	Hanesbrands, Inc.	278,947	5,874,624
	Harley-Davidson, Inc.	148,664	7,190,878
	Hasbro, Inc.	58,387	5,806,587
	Haverty Furniture Cos., Inc.	19,590	910,347
	Haverty Furniture Cos., Inc., Class A	717	33,627
*	Helen of Troy, Ltd.	27,617	5,832,987
*	Hibbett Sports, Inc.	19,448	1,545,144
*	Hilton Grand Vacations, Inc.	70,630	3,147,273
*	Hilton Worldwide Holdings, Inc.	75,224	9,681,329
	Home Depot, Inc. (The)	122,083	39,514,605
	Hooker Furniture Corp.	13,297	498,770
*	Horizon Global Corp.	8,128	65,512
#*	Houghton Mifflin Harcourt Co.	118,315	1,074,300
*	Hyatt Hotels Corp., Class A	26,807	2,207,020
	Installed Building Products, Inc.	27,223	3,665,577
#	International Game Technology P.L.C.	48,760	839,647
*	iRobot Corp.	26,507	2,883,962
*	J Alexander’s Holdings, Inc.	10,076	103,481
	Jack in the Box, Inc.	24,774	2,988,983
	Johnson Outdoors, Inc., Class A	8,983	1,273,879
	KB Home	49,212	2,373,495
	Kohl’s Corp.	148,352	8,702,328
#	Kontoor Brands, Inc.	23,058	1,448,734
*	L Brands, Inc.	43,142	2,843,058
*	Lakeland Industries, Inc.	3,363	94,870
*	Lands’ End, Inc.	31,663	729,516
	Las Vegas Sands Corp.	72,657	4,450,968
*	Laureate Education, Inc., Class A	21,780	299,475
	La-Z-Boy, Inc.	51,644	2,296,092
	LCI Industries	29,143	4,269,449
*	Leaf Group, Ltd.	27,296	241,843
	Lear Corp.	56,080	10,309,747
	Leggett & Platt, Inc.	96,376	4,786,996
	Lennar Corp., Class A	129,730	13,440,028
	Lennar Corp., Class B	14,378	1,158,435

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LGI Homes, Inc.	26,671	$4,421,518
	Lifetime Brands, Inc.	16,644	241,338
#*	Lindblad Expeditions Holdings, Inc.	4,692	76,902
*	Liquidity Services, Inc.	28,323	507,831
	Lithia Motors, Inc., Class A	25,926	9,965,436
*	LKQ Corp.	164,429	7,680,479
	Lowe’s Cos., Inc.	216,161	42,421,596
*	Lululemon Athletica, Inc.	33,668	11,287,870
*	Lumber Liquidators Holdings, Inc.	26,295	630,291
*	M/I Homes, Inc.	25,779	1,797,312
	Macy’s, Inc.	263,458	4,368,134
#*	Magnite, Inc.	69,239	2,773,022
*	Malibu Boats, Inc., Class A	22,934	1,911,778
	Marine Products Corp.	10,739	186,429
*	MarineMax, Inc.	27,533	1,563,874
*	Marriott International, Inc., Class A	85,706	12,729,055
*	Marriott Vacations Worldwide Corp.	41,909	7,444,296
*	MasterCraft Boat Holdings, Inc.	23,269	659,909
#*	Mattel, Inc.	128,891	2,766,001
	McDonald’s Corp.	100,382	23,698,183
	MDC Holdings, Inc.	76,398	4,481,507
»	Media General, Inc.	38,671	3,627
*	Meritage Homes Corp.	41,798	4,446,889
	MGM Resorts International	191,385	7,793,197
*	Modine Manufacturing Co.	48,093	782,954
*	Mohawk Industries, Inc.	36,427	7,485,748
*	Monarch Casino & Resort, Inc.	1,439	108,515
	Monro, Inc.	32,253	2,276,739
*	Motorcar Parts of America, Inc.	21,278	459,605
	Movado Group, Inc.	15,583	488,839
	Murphy USA, Inc.	49,255	6,866,147
	Nathan’s Famous, Inc.	4,377	277,633
#*	National Vision Holdings, Inc.	74,988	3,780,145
#*	Nautilus, Inc.	30,375	509,085
*	New Home Co., Inc. (The)	11,494	70,458
	Newell Brands, Inc.	282,981	7,629,168
	NIKE, Inc., Class B	250,218	33,183,911
	Nobility Homes, Inc.	1,152	38,736
	Nordstrom, Inc.	3,003	110,150
#*	Norwegian Cruise Line Holdings, Ltd.	88,068	2,734,511
*	NVR, Inc.	2,379	11,938,060
*	ODP Corp. (The)	37,116	1,500,600
#*	Ollie’s Bargain Outlet Holdings, Inc.	34,873	3,217,732
*	O’Reilly Automotive, Inc.	30,530	16,879,426
	Oxford Industries, Inc.	19,814	1,807,631
	Papa John’s International, Inc.	28,424	2,749,169
	Patrick Industries, Inc.	38,092	3,413,043
#*	Penn National Gaming, Inc.	54,592	4,865,239
	Penske Automotive Group, Inc.	91,715	8,042,488
*	Perdoceo Education Corp.	93,240	1,087,178
#	PetMed Express, Inc.	22,786	670,478
*	Planet Fitness, Inc., Class A	61,537	5,168,493
*	Playa Hotels & Resorts NV	34,338	252,728
*	PlayAGS, Inc.	9,406	84,184
	Polaris, Inc.	48,416	6,779,692
	Pool Corp.	26,644	11,257,623
*	Potbelly Corp.	22,742	138,954
	PulteGroup, Inc.	222,118	13,131,616
*	Purple Innovation, Inc.	13,050	444,744

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PVH Corp.	51,995	$5,884,794
*	Quotient Technology, Inc.	79,568	1,300,141
	Qurate Retail, Inc., Class A	297,097	3,535,454
	Ralph Lauren Corp.	23,371	3,115,121
	RCI Hospitality Holdings, Inc.	12,873	937,283
*	Red Robin Gourmet Burgers, Inc.	12,544	456,100
	Red Rock Resorts, Inc., Class A	57,785	2,116,665
#*	Regis Corp.	34,091	441,138
	Rent-A-Center, Inc.	62,073	3,572,301
*	Revolve Group, Inc.	12,068	585,177
#*	RH	13,143	9,042,647
	Rocky Brands, Inc.	6,987	367,866
	Ross Stores, Inc.	102,929	13,477,523
#	Royal Caribbean Cruises, Ltd.	94,154	8,186,690
	Ruth’s Hospitality Group, Inc.	33,214	867,218
*	Sally Beauty Holdings, Inc.	65,436	1,313,301
*	Scientific Games Corp., Class A	41,282	2,415,823
*	SeaWorld Entertainment, Inc.	88,324	4,836,622
*	Select Interior Concepts, Inc., Class A	19,070	143,597
	Service Corp. International	146,578	7,833,128
*	Shake Shack, Inc., Class A	17,977	1,954,999
	Shoe Carnival, Inc.	15,923	954,584
	Shutterstock, Inc.	24,772	2,159,623
*	Signet Jewelers, Ltd.	58,728	3,508,998
	Six Flags Entertainment Corp.	6,282	295,128
*	Skechers U.S.A., Inc., Class A	110,656	5,365,709
*	Skyline Champion Corp.	52,978	2,353,813
*	Sleep Number Corp.	33,780	3,779,644
#	Smith & Wesson Brands, Inc.	61,801	1,075,337
	Sonic Automotive, Inc., Class A	34,417	1,698,135
*	Sonos, Inc.	35,734	1,430,432
*	Sportsman’s Warehouse Holdings, Inc.	51,045	896,350
*	Stamps.com, Inc.	17,562	3,606,708
	Standard Motor Products, Inc.	22,348	957,165
	Starbucks Corp.	157,732	18,058,737
	Steven Madden, Ltd.	90,465	3,679,212
*	Stitch Fix, Inc., Class A	1,675	72,561
*	Stoneridge, Inc.	49,401	1,642,583
	Strategic Education, Inc.	22,913	1,719,850
	Strattec Security Corp.	3,604	158,216
*	Stride, Inc.	47,453	1,358,579
	Superior Group of Cos, Inc.	13,632	343,799
*	Superior Industries International, Inc.	20,013	100,465
	Tapestry, Inc.	151,093	7,229,800
	Target Corp.	206,306	42,758,982
*	Taylor Morrison Home Corp.	145,393	4,537,716
	Tempur Sealy International, Inc.	194,164	7,405,415
*	Tenneco, Inc., Class A	37,974	382,398
*	Terminix Global Holdings, Inc.	100,425	5,110,628
*	Tesla, Inc.	35,455	25,153,195
	Texas Roadhouse, Inc.	63,815	6,829,481
	Thor Industries, Inc.	36,631	5,186,583
*	Tilly’s, Inc., Class A	20,768	250,462
	TJX Cos., Inc. (The)	301,990	21,441,290
	Toll Brothers, Inc.	117,304	7,354,961
*	TopBuild Corp.	38,827	8,634,348
	Tractor Supply Co.	66,001	12,447,789
	Travel & Leisure Co.	48,100	3,103,893
*	TravelCenters of America, Inc.	5,314	146,082

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tri Pointe Homes, Inc.	148,256	$3,531,458
*	Ulta Beauty, Inc.	32,508	10,706,510
#*	Under Armour, Inc., Class A	74,788	1,818,096
#*	Under Armour, Inc., Class C	104,748	2,085,533
*	Unifi, Inc.	17,345	468,835
#*	Unique Fabricating, Inc.	1,260	5,443
*	Universal Electronics, Inc.	13,600	773,160
*	Universal Technical Institute, Inc.	18,857	106,165
*	Urban Outfitters, Inc.	109,921	3,946,164
	Vail Resorts, Inc.	26,307	8,553,984
#*	Veoneer, Inc.	32,952	754,601
*	Vera Bradley, Inc.	31,254	346,919
	VF Corp.	106,942	9,374,536
*	Vince Holding Corp.	1,616	18,228
*	Vista Outdoor, Inc.	58,666	1,913,098
*	Visteon Corp.	31,435	3,829,097
*	VOXX International Corp.	14,866	253,465
#*	Wayfair, Inc., Class A	15,225	4,500,053
	Wendy’s Co. (The)	265,103	5,983,375
	Weyco Group, Inc.	8,909	175,240
	Whirlpool Corp.	49,034	11,594,089
	Williams-Sonoma, Inc.	86,541	14,776,876
	Wingstop, Inc.	20,623	3,266,889
	Winmark Corp.	2,732	526,101
	Winnebago Industries, Inc.	37,749	3,018,033
	Wolverine World Wide, Inc.	91,830	3,831,148
#*	WW International, Inc.	33,086	917,806
	Wyndham Hotels & Resorts, Inc.	74,421	5,440,919
*	Wynn Resorts, Ltd.	45,172	5,800,085
*	YETI Holdings, Inc.	27,592	2,356,909
	Yum! Brands, Inc.	33,855	4,046,350
*	Zovio, Inc.	27,482	101,958
*	Zumiez, Inc.	30,009	1,289,487

TOTAL CONSUMER DISCRETIONARY			1,697,788,261

CONSUMER STAPLES — (5.3%)
	Alico, Inc.	7,482	224,236
	Altria Group, Inc.	453,438	21,651,664
	Andersons, Inc. (The)	31,147	894,542
	Archer-Daniels-Midland Co.	214,400	13,535,072
	B&G Foods, Inc.	71,852	2,096,641
#*	BJ’s Wholesale Club Holdings, Inc.	74,060	3,308,260
*	Boston Beer Co., Inc. (The), Class A	8,799	10,703,896
*	Bridgford Foods Corp.	2,509	35,728
	Brown-Forman Corp., Class A	13,786	983,631
	Brown-Forman Corp., Class B	108,606	8,284,466
	Bunge, Ltd.	99,617	8,409,667
	Calavo Growers, Inc.	17,713	1,383,917
	Cal-Maine Foods, Inc.	42,534	1,589,070
	Campbell Soup Co.	124,514	5,945,544
	Casey’s General Stores, Inc.	46,673	10,370,274
*	Celsius Holdings, Inc.	7,535	431,756
*	Central Garden & Pet Co.	13,355	723,040
*	Central Garden & Pet Co., Class A	49,190	2,423,591
*	Chefs’ Warehouse, Inc. (The)	28,528	919,457
	Church & Dwight Co., Inc.	73,376	6,291,258
	Clorox Co. (The)	47,674	8,700,505
	Coca-Cola Co. (The)	900,750	48,622,485
	Coca-Cola Consolidated, Inc.	9,711	2,847,751

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Colgate-Palmolive Co.	97,408	$7,860,826
	Conagra Brands, Inc.	185,912	6,895,476
	Constellation Brands, Inc., Class A	46,984	11,291,195
	Costco Wholesale Corp.	80,474	29,943,571
*	Coty, Inc., Class A	428,442	4,288,704
*	Darling Ingredients, Inc.	160,581	11,152,350
	Edgewell Personal Care Co.	61,865	2,363,243
*	elf Beauty, Inc.	43,717	1,322,439
#	Energizer Holdings, Inc.	19,481	960,413
	Estee Lauder Cos., Inc. (The), Class A	53,060	16,650,228
*	Farmer Bros Co.	16,362	166,892
	Flowers Foods, Inc.	238,838	5,722,558
	Fresh Del Monte Produce, Inc.	53,816	1,517,611
*	Freshpet, Inc.	4,494	830,581
	General Mills, Inc.	172,543	10,500,967
#*	Grocery Outlet Holding Corp.	3,390	136,922
#*	Hain Celestial Group, Inc. (The)	98,217	4,027,879
*	Herbalife Nutrition, Ltd.	69,394	3,176,163
	Hershey Co. (The)	49,075	8,063,023
#	Hormel Foods Corp.	155,518	7,184,932
*	Hostess Brands, Inc.	140,301	2,145,202
	Ingles Markets, Inc., Class A	16,505	1,011,591
	Ingredion, Inc.	63,426	5,924,623
	Inter Parfums, Inc.	29,381	2,162,442
	J&J Snack Foods Corp.	19,034	3,133,187
#	JM Smucker Co. (The)	49,076	6,428,465
	John B. Sanfilippo & Son, Inc.	10,470	920,313
#	Kellogg Co.	136,709	8,533,376
#	Keurig Dr Pepper, Inc.	79,887	2,863,949
	Kimberly-Clark Corp.	36,348	4,845,915
	Kraft Heinz Co. (The)	206,148	8,511,851
	Kroger Co. (The)	497,869	18,192,133
	Lamb Weston Holdings, Inc.	68,505	5,514,653
	Lancaster Colony Corp.	20,755	3,833,656
*	Landec Corp.	30,527	345,566
*	Lifeway Foods, Inc.	2,867	14,278
	Limoneira Co.	18,068	326,308
	Mannatech, Inc.	600	11,676
	McCormick & Co. Inc.	108,192	9,776,229
#	McCormick & Co., Inc.	3,018	274,065
	Medifast, Inc.	20,268	4,602,660
	MGP Ingredients, Inc.	19,130	1,149,713
	Molson Coors Beverage Co., Class B	72,844	4,002,778
	Molson Coors Brewing Co., Class A	266	16,054
	Mondelez International, Inc., Class A	214,160	13,023,070
*	Monster Beverage Corp.	99,208	9,628,136
#	National Beverage Corp.	50,966	2,476,438
#	Natura & Co. Holding SA, ADR	34,485	614,178
*	Natural Alternatives International, Inc.	5,470	82,050
	Natural Grocers by Vitamin Cottage, Inc.	21,180	332,950
	Nature’s Sunshine Products, Inc.	13,753	286,200
	Nu Skin Enterprises, Inc., Class A	62,319	3,294,182
	Oil-Dri Corp. of America	5,619	196,272
	PepsiCo, Inc.	354,730	51,137,877
*	Performance Food Group Co.	54,272	3,185,766
	Philip Morris International, Inc.	122,914	11,676,830
*	Pilgrim’s Pride Corp.	104,657	2,507,582
*	Post Holdings, Inc.	82,356	9,370,466
	PriceSmart, Inc.	28,620	2,405,225

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Procter & Gamble Co. (The)	458,732	$61,204,023
#*	Rite Aid Corp.	13,790	241,601
*	Rocky Mountain Chocolate Factory, Inc.	4,490	27,165
*	S&W Seed Co.	5,318	20,102
	Sanderson Farms, Inc.	25,997	4,277,286
	Seaboard Corp.	360	1,288,076
*	Seneca Foods Corp., Class A	8,682	399,893
*	Seneca Foods Corp., Class B	283	13,162
*	Simply Good Foods Co. (The)	77,900	2,691,445
	SpartanNash Co.	40,427	783,071
	Spectrum Brands Holdings, Inc.	51,489	4,538,240
*	Sprouts Farmers Market, Inc.	116,862	2,992,836
	Sysco Corp.	135,571	11,486,931
#	Tootsie Roll Industries, Inc.	33,370	1,053,491
*	TreeHouse Foods, Inc.	57,972	2,759,467
	Turning Point Brands, Inc.	9,737	475,360
	Tyson Foods, Inc., Class A	142,930	11,069,929
*	United Natural Foods, Inc.	34,382	1,267,321
	United-Guardian, Inc.	1,431	20,921
	Universal Corp.	27,678	1,556,334
*	US Foods Holding Corp.	177,055	7,340,700
*	USANA Health Sciences, Inc.	25,057	2,254,879
	Vector Group, Ltd.	95,677	1,248,585
	Village Super Market, Inc., Class A	9,492	231,415
	Walgreens Boots Alliance, Inc.	274,930	14,598,783
	Walmart, Inc.	361,393	50,562,495
	WD-40 Co.	13,211	3,286,104
	Weis Markets, Inc.	30,378	1,575,099

TOTAL CONSUMER STAPLES			688,455,043

ENERGY — (2.7%)
	Adams Resources & Energy, Inc.	3,585	95,003
	Antero Midstream Corp.	215,921	1,865,557
*	Antero Resources Corp.	146,509	1,321,511
	APA Corp.	25,152	503,040
	Arch Resources, Inc.	15,457	686,445
	Archrock, Inc.	143,815	1,343,232
*	Ardmore Shipping Corp.	31,298	122,688
*	Aspen Aerogels, Inc.	14,618	266,486
	Baker Hughes Co.	170,715	3,427,957
	Berry Corp.	43,378	265,040
*	Bonanza Creek Energy, Inc.	24,474	809,845
*	Bristow Group, Inc.	5,769	152,648
	Cabot Oil & Gas Corp.	266,063	4,435,270
	Cactus, Inc., Class A	25,000	745,250
*	Callon Petroleum Co.	50	1,870
*	ChampionX Corp.	116,849	2,454,998
*	Cheniere Energy, Inc.	70,024	5,428,261
	Chevron Corp.	386,863	39,873,969
	Cimarex Energy Co.	84,699	5,607,074
*	Clean Energy Fuels Corp.	168,855	1,857,405
*	CNX Resources Corp.	209,396	2,810,094
	ConocoPhillips	514,610	26,317,155
*	CONSOL Energy, Inc.	24,480	214,934
*	Continental Resources, Inc.	102,852	2,801,689
	Core Laboratories NV	23,099	650,930
#	CVR Energy, Inc.	85,074	1,811,225
#*	Dawson Geophysical Co.	9,220	21,206
	Delek US Holdings, Inc.	69,259	1,643,516

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Devon Energy Corp.	402,638	$9,413,676
	DHT Holdings, Inc.	160,576	947,398
	Diamondback Energy, Inc.	26,883	2,197,148
#	DMC Global, Inc.	14,992	809,568
*	Dorian LPG, Ltd.	31,418	417,545
*	Dril-Quip, Inc.	32,998	1,011,389
*	Earthstone Energy, Inc., Class A	22,715	159,459
	EnLink Midstream LLC	131,950	610,929
	EOG Resources, Inc.	192,042	14,141,973
*	Epsilon Energy, Ltd.	1,800	7,146
*	EQT Corp.	118,524	2,263,808
	Equitrans Midstream Corp.	91,331	745,261
	Evolution Petroleum Corp.	28,091	92,981
*	Exterran Corp.	31,166	102,224
	Exxon Mobil Corp.	695,747	39,824,558
#*	Forum Energy Technologies, Inc.	3,112	56,576
*	Frank’s International NV	130,380	423,735
	GasLog, Ltd.	68,846	399,995
*	Geospace Technologies Corp.	10,570	79,486
*	Goodrich Petroleum Corp.	6,434	64,662
#*	Green Plains, Inc.	39,424	1,174,835
*	Gulf Island Fabrication, Inc.	11,124	46,276
	Halliburton Co.	488,543	9,555,901
*	Helix Energy Solutions Group, Inc.	141,097	605,306
	Helmerich & Payne, Inc.	63,099	1,617,227
	Hess Corp.	110,793	8,255,186
	HollyFrontier Corp.	130,068	4,552,380
*	Independence Contract Drilling, Inc.	1,854	6,693
	International Seaways, Inc.	32,786	579,657
	Kinder Morgan, Inc.	423,688	7,223,880
*	Laredo Petroleum, Inc.	1,172	47,513
#	Liberty Oilfield Services, Inc., Class A	78,399	917,268
*	Magnolia Oil & Gas Corp., Class A	48,647	547,765
	Marathon Oil Corp.	489,677	5,513,763
	Marathon Petroleum Corp.	271,647	15,117,156
	Matador Resources Co.	110,278	2,901,414
*	Mind Technology, Inc.	11,658	27,047
	Murphy Oil Corp.	144,425	2,445,115
	Nabors Industries, Ltd.	7,870	636,290
	NACCO Industries, Inc., Class A	7,344	169,867
*	Natural Gas Services Group, Inc.	12,608	113,472
#	Navios Maritime Acquisition Corp.	3,300	10,527
#	New Fortress Energy, Inc.	2,832	120,417
*	Newpark Resources, Inc.	48,469	137,652
*	NexTier Oilfield Solutions, Inc.	153,956	552,702
	Nordic American Tankers, Ltd.	50,055	165,682
	NOV, Inc.	284,137	4,247,848
	Occidental Petroleum Corp.	394,735	10,010,480
*	Oceaneering International, Inc.	91,297	981,443
*	Oil States International, Inc.	57,386	321,935
	ONEOK, Inc.	173,498	9,080,885
*	Overseas Shipholding Group, Inc., Class A	57,379	126,808
*	Par Pacific Holdings, Inc.	50,743	770,786
	Patterson-UTI Energy, Inc.	144,143	974,407
*	PBF Energy, Inc., Class A	112,821	1,599,802
*	PDC Energy, Inc.	94,007	3,432,196
#*	Peabody Energy Corp.	70,365	260,351
#*	Penn Virginia Corp.	14,323	195,223
	Phillips 66	103,471	8,371,839

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Pioneer Natural Resources Co.	82,783	$12,734,509
#*	PrimeEnergy Resources Corp.	892	37,705
*	ProPetro Holding Corp.	94,873	913,627
*	Range Resources Corp.	184,865	1,815,374
#*	Renewable Energy Group, Inc.	59,963	3,329,146
*	REX American Resources Corp.	6,572	530,558
#*	RPC, Inc.	67,733	329,182
	Schlumberger, N.V.	466,406	12,616,282
	Scorpio Tankers, Inc.	55,297	1,003,088
*	SEACOR Marine Holdings, Inc.	21,799	100,493
*	Select Energy Services, Inc., Class A	81,893	395,543
	SFL Corp., Ltd.	113,425	880,178
*	SilverBow Resources, Inc.	5,746	55,794
	Solaris Oilfield Infrastructure, Inc., Class A	27,622	302,185
#*	Southwestern Energy Co.	421,686	1,800,599
*	Talos Energy, Inc.	44,992	503,460
	Targa Resources Corp.	134,808	4,676,490
*	Technip Energies NV, ADR	23,088	328,080
	TechnipFMC P.L.C.	170,196	1,259,450
#*	Teekay Tankers, Ltd., Class A	27,362	366,924
#*	Tidewater, Inc.	37,952	465,292
#*	Uranium Energy Corp.	3,630	10,527
	US Silica Holdings, Inc.	45,226	481,657
	Valero Energy Corp.	170,149	12,584,220
	Williams Cos., Inc. (The)	338,069	8,235,361
	World Fuel Services Corp.	73,380	2,269,643

TOTAL ENERGY			352,744,176

FINANCIALS — (15.1%)
	1st Constitution Bancorp	7,433	142,565
	1st Source Corp.	29,562	1,406,856
	ACNB Corp.	7,164	197,010
	Affiliated Managers Group, Inc.	21,920	3,532,846
*	Affinity Bancshares, Inc.	840	10,424
	Aflac, Inc.	183,386	9,853,330
*	Alleghany Corp.	7,092	4,815,255
	Allegiance Bancshares, Inc.	21,261	841,936
	Allstate Corp. (The)	128,069	16,239,149
	Ally Financial, Inc.	287,405	14,786,987
	Altabancorp	15,559	649,588
	A-Mark Precious Metals, Inc.	7,393	275,537
*	Ambac Financial Group, Inc.	25,869	443,653
	American Equity Investment Life Holding Co.	102,421	3,173,003
	American Express Co.	272,571	41,798,763
	American Financial Group, Inc.	68,232	8,382,984
	American International Group, Inc.	169,669	8,220,463
	American National Bankshares, Inc.	10,541	358,710
	American National Group, Inc.	17,036	1,931,031
	American River Bankshares	2,071	40,861
	Ameriprise Financial, Inc.	87,443	22,595,271
	Ameris Bancorp	77,789	4,207,607
	AMERISAFE, Inc.	26,203	1,626,682
	AmeriServ Financial, Inc.	3,367	14,141
	Ames National Corp.	8,700	219,936
	Aon P.L.C., Class A	68,629	17,256,076
*	Arch Capital Group, Ltd.	171,399	6,806,254
	Ares Management Corp., Class A	32,501	1,706,953
	Argo Group International Holdings, Ltd.	38,705	2,019,627
	Arrow Financial Corp.	16,793	593,633

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Arthur J Gallagher & Co.	56,579	$8,201,126
	Artisan Partners Asset Management, Inc., Class A	45,888	2,336,617
	Associated Banc-Corp.	148,534	3,251,409
	Associated Capital Group, Inc., Class A	2,487	88,861
	Assurant, Inc.	58,169	9,051,096
	Assured Guaranty, Ltd.	113,141	5,753,220
*	Athene Holding, Ltd., Class A	97,911	5,842,349
*	Atlantic Capital Bancshares, Inc.	25,662	686,458
	Atlantic Union Bankshares Corp.	88,874	3,436,758
*	Atlanticus Holdings Corp.	11,295	353,082
	Auburn National BanCorp, Inc.	2,087	74,089
	Axis Capital Holdings, Ltd.	62,829	3,505,858
*	Axos Financial, Inc.	69,729	3,148,264
	Banc of California, Inc.	47,611	852,237
	BancFirst Corp.	32,722	2,274,506
*	Bancorp, Inc. (The)	71,775	1,593,764
	BancorpSouth Bank	116,483	3,446,732
	Bank of America Corp.	1,804,342	73,129,981
	Bank of Commerce Holdings	14,664	189,312
	Bank of Hawaii Corp.	37,188	3,380,017
	Bank of Marin Bancorp	14,420	510,756
	Bank of New York Mellon Corp. (The)	290,960	14,513,085
	Bank of NT Butterfield & Son, Ltd. (The)	64,374	2,524,748
	Bank of Princeton (The)	4,409	131,609
	Bank of South Carolina Corp.	800	16,000
	Bank OZK	89,116	3,652,865
	BankFinancial Corp.	20,625	214,913
	BankUnited, Inc.	101,580	4,734,644
	Bankwell Financial Group, Inc.	5,396	145,746
	Banner Corp.	38,940	2,213,350
	Bar Harbor Bankshares	13,636	390,808
#*	Baycom Corp.	5,183	93,760
	BCB Bancorp, Inc.	12,179	167,705
*	Berkshire Hathaway, Inc., Class B	359,350	98,803,282
	Berkshire Hills Bancorp, Inc.	47,547	1,055,068
	BGC Partners, Inc., Class A	295,012	1,563,564
	BlackRock, Inc.	18,727	15,343,031
	Blackstone Group, Inc. (The), Class A	36,375	3,218,824
*	Blucora, Inc.	52,563	756,644
	BOK Financial Corp.	46,270	4,068,984
	Boston Private Financial Holdings, Inc.	78,655	1,157,802
*	Bridgewater Bancshares, Inc.	17,270	292,036
*	Brighthouse Financial, Inc.	42,882	2,006,449
	BrightSphere Investment Group, Inc.	79,245	1,783,805
	Brookline Bancorp, Inc.	89,492	1,440,821
	Brown & Brown, Inc.	153,048	8,139,093
	Bryn Mawr Bank Corp.	24,048	1,105,246
	Business First Bancshares, Inc.	1,176	27,954
	Byline Bancorp, Inc.	5,242	118,993
	C&F Financial Corp.	2,604	109,837
	Cadence BanCorp	118,440	2,635,290
	Cambridge Bancorp	1,974	172,824
	Camden National Corp.	17,615	840,588
*	Cannae Holdings, Inc.	90,690	3,600,393
	Capital City Bank Group, Inc.	16,503	417,031
	Capital One Financial Corp.	125,997	18,783,633
	Capitol Federal Financial, Inc.	178,198	2,303,209
	Capstar Financial Holdings, Inc.	15,450	296,485
	Cathay General Bancorp	84,165	3,406,999

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cboe Global Markets, Inc.	19,753	$2,061,621
	CBTX, Inc.	15,979	499,663
*	CCUR Holdings, Inc.	1	7,775
	Central Pacific Financial Corp.	41,240	1,111,418
	Central Valley Community Bancorp	9,445	185,500
	Century Bancorp, Inc., Class A	4,330	494,702
	Charles Schwab Corp. (The)	443,200	31,201,280
#	Chemung Financial Corp.	3,869	164,433
	Chubb, Ltd.	87,787	15,063,371
	Cincinnati Financial Corp.	73,427	8,273,754
	CIT Group, Inc.	74,984	3,995,897
	Citigroup, Inc.	426,981	30,418,126
	Citizens & Northern Corp.	9,655	238,479
	Citizens Community Bancorp, Inc.	5,226	67,938
	Citizens Financial Group, Inc.	172,028	7,961,456
#	Citizens Holding Co.	2,051	39,174
#*	Citizens, Inc.	28,479	166,317
	City Holding Co.	18,549	1,435,693
	Civista Bancshares, Inc.	14,290	330,528
	CME Group, Inc.	53,928	10,892,917
	CNA Financial Corp.	29,562	1,387,345
	CNB Financial Corp.	15,464	393,713
	CNO Financial Group, Inc.	150,907	3,852,656
*	Coastal Financial Corp.	4,886	145,456
	Codorus Valley Bancorp, Inc.	7,482	137,669
	Cohen & Steers, Inc.	52,247	3,553,841
	Colony Bankcorp, Inc.	5,329	83,079
	Columbia Banking System, Inc.	80,383	3,499,072
*	Columbia Financial, Inc.	28,462	520,001
	Comerica, Inc.	81,765	6,145,457
	Commerce Bancshares, Inc.	117,325	9,129,058
	Community Bank System, Inc.	60,816	4,721,146
	Community Bankers Trust Corp.	19,082	159,907
#	Community Financial Corp. (The)	4,091	147,767
	Community Trust Bancorp, Inc.	20,692	922,036
	Community West Bancshares	4,200	51,954
	ConnectOne Bancorp, Inc.	38,040	1,032,786
*	Consumer Portfolio Services, Inc.	22,519	97,958
#	County Bancorp, Inc.	4,577	108,200
	Cowen, Inc., Class A	22,872	903,215
	Crawford & Co., Class A	32,830	344,387
	Crawford & Co., Class B	20,524	195,388
#*	Credit Acceptance Corp.	19,651	7,758,018
	Cullen/Frost Bankers, Inc.	46,527	5,586,032
*	Customers Bancorp, Inc.	29,633	1,022,931
	CVB Financial Corp.	136,289	2,890,690
	Diamond Hill Investment Group, Inc.	3,690	630,990
	Dime Community Bancshares, Inc.	47,288	1,566,179
	Discover Financial Services	151,360	17,255,040
	Donegal Group, Inc., Class A	26,556	409,759
	Donegal Group, Inc., Class B	1,947	28,232
*	Donnelley Financial Solutions, Inc.	31,930	975,781
	Eagle Bancorp Montana, Inc.	4,900	114,611
	Eagle Bancorp, Inc.	31,093	1,660,677
	East West Bancorp, Inc.	118,983	9,060,555
#*	eHealth, Inc.	20,127	1,423,784
	Emclaire Financial Corp.	300	7,950
	Employers Holdings, Inc.	41,844	1,693,845
#*	Encore Capital Group, Inc.	34,889	1,372,533

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Enova International, Inc.	45,699	$1,564,734
*	Enstar Group, Ltd.	12,513	3,143,015
	Enterprise Bancorp, Inc.	7,524	262,061
	Enterprise Financial Services Corp.	30,672	1,506,915
#	Equitable Holdings, Inc.	64,427	2,205,336
*	Equity Bancshares, Inc., Class A	14,310	418,711
	Erie Indemnity Co., Class A	25,342	5,423,695
#*	Esquire Financial Holdings, Inc.	4,767	109,403
	ESSA Bancorp, Inc.	7,776	120,684
	Essent Group, Ltd.	62,643	3,293,769
	Evans Bancorp, Inc.	4,016	148,431
	Evercore, Inc., Class A	45,505	6,376,616
	Everest Re Group, Ltd.	19,573	5,420,742
*	EZCORP, Inc., Class A	61,225	344,697
	FactSet Research Systems, Inc.	23,188	7,796,269
	Farmers & Merchants Bancorp, Inc.	4,427	104,035
	Farmers National Banc Corp.	24,436	405,149
	FB Financial Corp.	51,878	2,176,801
	FBL Financial Group, Inc., Class A	26,864	1,522,920
	Federal Agricultural Mortgage Corp., Class A	635	54,851
	Federal Agricultural Mortgage Corp., Class C	10,300	1,059,458
	Federated Hermes, Inc.	112,661	3,244,637
	FedNat Holding Co.	12,934	65,834
#	Fidelity D&D Bancorp, Inc.	1,602	90,129
	Fidelity National Financial, Inc.	140,300	6,400,486
	Fifth Third Bancorp	251,933	10,213,364
	Financial Institutions, Inc.	18,608	594,153
	First American Financial Corp.	118,781	7,661,374
	First BanCorp	240,436	3,022,281
	First BanCorp	34,287	1,453,769
	First Bancorp, Inc. (The)	9,663	273,366
	First Bancshares, Inc. (The)	11,881	464,785
	First Bank	13,632	172,990
	First Busey Corp.	61,191	1,528,551
	First Business Financial Services, Inc.	6,819	180,431
#	First Capital, Inc.	2,028	91,422
	First Choice Bancorp	7,465	239,029
	First Citizens BancShares, Inc., Class A	8,840	7,668,346
	First Commonwealth Financial Corp.	114,248	1,655,454
	First Community Bancshares, Inc.	19,210	561,316
	First Community Corp.	5,860	107,824
	First Financial Bancorp	109,734	2,689,580
	First Financial Bankshares, Inc.	94,344	4,630,404
	First Financial Corp.	8,447	373,695
	First Financial Northwest, Inc.	13,447	183,014
	First Foundation, Inc.	50,605	1,204,399
#	First Guaranty Bancshares, Inc.	2,062	35,817
	First Hawaiian, Inc.	7,631	209,547
	First Horizon Corp.	493,036	9,017,628
	First Internet Bancorp	8,289	284,727
	First Interstate BancSystem, Inc., Class A	42,696	2,005,431
	First Merchants Corp.	61,879	2,859,429
	First Mid Bancshares, Inc.	13,169	573,378
	First Midwest Bancorp, Inc.	124,581	2,612,464
	First National Corp.	699	12,708
	First Northwest Bancorp	7,811	131,069
	First of Long Island Corp. (The)	25,402	540,809
	First Republic Bank	47,024	8,616,678
	First Savings Financial Group, Inc.	1,058	72,790

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	5,001	$84,617
*	First Western Financial, Inc.	1,300	33,371
	FirstCash, Inc.	54,920	3,955,888
	Flagstar Bancorp, Inc.	65,884	3,066,241
	Flushing Financial Corp.	33,828	787,178
	FNB Corp.	259,622	3,346,528
#	Franklin Financial Services Corp.	1,100	33,165
	Franklin Resources, Inc.	131,346	3,940,380
	FS Bancorp, Inc.	4,384	299,646
	Fulton Financial Corp.	184,698	3,149,101
#*	FVCBankcorp, Inc.	2,121	37,308
	GAMCO Investors, Inc., Class A	8,055	158,522
*	Genworth Financial, Inc., Class A	268,656	1,160,594
	German American Bancorp, Inc.	28,257	1,224,376
	Glacier Bancorp, Inc.	87,779	5,174,572
	Global Indemnity Group LLC, Class A	12,412	356,969
	Globe Life, Inc.	60,777	6,229,035
	Goldman Sachs Group, Inc. (The)	66,330	23,112,688
	Great Southern Bancorp, Inc.	16,952	956,262
	Great Western Bancorp, Inc.	51,729	1,709,643
*	Green Dot Corp., Class A	61,380	2,808,749
#	Greene County Bancorp, Inc.	358	9,097
	Greenhill & Co., Inc.	8,271	125,554
#*	Greenlight Capital Re, Ltd., Class A	27,613	254,868
	Guaranty Bancshares, Inc.	8,599	334,501
	Guaranty Federal Bancshares, Inc.	1,800	43,380
*	Hallmark Financial Services, Inc.	17,058	67,720
	Hamilton Lane, Inc., Class A	19,882	1,798,327
	Hancock Whitney Corp.	81,503	3,768,699
	Hanmi Financial Corp.	28,821	585,066
	Hanover Insurance Group, Inc. (The)	33,514	4,635,321
	HarborOne Bancrop, Inc.	34,764	497,473
	Hartford Financial Services Group, Inc. (The)	195,278	12,880,537
	Hawthorn Bancshares, Inc.	3,576	77,027
#	HCI Group, Inc.	13,757	1,010,039
	Heartland Financial USA, Inc.	41,249	2,073,587
#	Hennessy Advisors, Inc.	5,706	55,234
	Heritage Commerce Corp.	56,300	679,541
	Heritage Financial Corp.	38,442	1,080,220
	Heritage Insurance Holdings, Inc.	32,470	295,802
	Hilltop Holdings, Inc.	118,386	4,167,187
	Hingham Institution For Savings (The)	2,003	609,192
*	HMN Financial, Inc.	3,012	61,083
	Home Bancorp, Inc.	8,231	312,284
	Home BancShares, Inc.	150,350	4,184,240
	HomeStreet, Inc.	30,554	1,247,825
	HomeTrust Bancshares, Inc.	6,636	181,826
	Hope Bancorp, Inc.	144,532	2,169,425
	Horace Mann Educators Corp.	46,297	1,856,510
	Horizon Bancorp, Inc.	47,538	871,847
	Houlihan Lokey, Inc.	35,399	2,345,892
*	Howard Bancorp, Inc.	16,911	284,781
	Huntington Bancshares, Inc.	554,716	8,498,249
	IF Bancorp, Inc.	723	16,022
	Independence Holding Co.	12,783	562,452
	Independent Bank Corp.	36,378	2,979,358
	Independent Bank Corp.	25,505	600,898
	Independent Bank Group, Inc.	47,016	3,550,178
	Interactive Brokers Group, Inc., Class A	83,490	5,971,205

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Intercontinental Exchange, Inc.	129,584	$15,253,333
	International Bancshares Corp.	72,651	3,442,931
	Invesco, Ltd.	217,830	5,881,410
	Investar Holding Corp.	7,734	170,999
	Investors Bancorp, Inc.	272,898	3,995,227
	Investors Title Co.	1,811	319,515
	James River Group Holdings, Ltd.	34,241	1,613,094
	Janus Henderson Group P.L.C.	112,215	3,859,074
	Jefferies Financial Group, Inc.	170,544	5,544,385
	JPMorgan Chase & Co.	928,952	142,882,107
	Kearny Financial Corp.	96,417	1,232,209
	Kemper Corp.	60,631	4,732,856
	Kentucky First Federal Bancorp	1,549	10,688
	KeyCorp.	400,119	8,706,589
	Kingstone Cos., Inc.	5,834	48,889
	Kinsale Capital Group, Inc.	8,917	1,551,647
	KKR & Co., Inc.	59,646	3,374,771
	Lake Shore Bancorp, Inc.	1,022	15,126
	Lakeland Bancorp, Inc.	56,672	1,027,463
	Lakeland Financial Corp.	27,255	1,777,844
	Landmark Bancorp, Inc.	2,715	65,296
	Lazard, Ltd., Class A	115,809	5,210,247
	LCNB Corp.	14,976	271,365
*	LendingClub Corp.	67,245	1,034,901
#*	LendingTree, Inc.	5,584	1,153,040
#	Level One Bancorp, Inc.	5,109	138,096
#*	Limestone Bancorp, Inc.	1,427	22,575
	Lincoln National Corp.	88,474	5,673,838
	Live Oak Bancshares, Inc.	42,202	2,699,240
	Loews Corp.	110,411	6,155,413
	LPL Financial Holdings, Inc.	117,470	18,407,549
	Luther Burbank Corp.	3,141	34,991
	M&T Bank Corp.	44,186	6,967,690
	Macatawa Bank Corp.	31,316	299,694
	Mackinac Financial Corp.	7,534	163,488
*	Maiden Holdings, Ltd.	95,235	354,274
#*	MainStreet Bancshares, Inc.	1,520	32,224
*	Malvern Bancorp, Inc.	5,035	91,788
*	Markel Corp.	6,060	7,129,105
	MarketAxess Holdings, Inc.	17,846	8,717,057
	Marlin Business Services Corp.	11,271	254,161
	Marsh & McLennan Cos., Inc.	97,170	13,185,969
*	MBIA, Inc.	166,900	1,672,338
	Mercantile Bank Corp.	16,848	543,853
	Merchants Bancorp	1,147	46,786
	Mercury General Corp.	61,677	3,840,627
	Meridian Bancorp, Inc.	61,364	1,356,758
	Meridian Corp.	2,163	57,103
	Meta Financial Group, Inc.	43,201	2,128,081
	MetLife, Inc.	215,093	13,686,368
*	Metropolitan Bank Holding Corp.	3,843	241,533
	MGIC Investment Corp.	111,894	1,705,265
#	Mid Penn Bancorp, Inc.	2,532	68,339
	Middlefield Banc Corp.	4,154	92,967
	Midland States Bancorp, Inc.	19,359	545,537
	MidWestOne Financial Group, Inc.	10,788	340,469
#*	MMA Capital Holdings, Inc.	4,788	81,779
	Moelis & Co., Class A	40,491	2,197,851
	Moody’s Corp.	41,220	13,466,986

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Morgan Stanley	454,955	$37,556,535
	Morningstar, Inc.	39,025	10,342,015
*	Mr Cooper Group, Inc.	19,504	672,498
	MSCI, Inc.	55,417	26,919,916
	MVB Financial Corp.	9,643	388,420
	Nasdaq, Inc.	85,845	13,867,401
	National Bank Holdings Corp., Class A	34,978	1,395,622
#	National Bankshares, Inc.	3,544	127,194
	National Western Life Group, Inc., Class A	3,855	883,951
	Navient Corp.	215,404	3,625,249
	NBT Bancorp, Inc.	57,003	2,159,844
	Nelnet, Inc., Class A	31,413	2,331,787
	New York Community Bancorp, Inc.	282,910	3,383,604
»	NewStar Financial, Inc.	42,768	4,345
*	NI Holdings, Inc.	9,028	172,886
*	Nicholas Financial, Inc.	1,248	12,992
*	Nicolet Bankshares, Inc.	8,603	686,175
*	NMI Holdings, Inc., Class A	76,782	1,984,047
	Northeast Bank	6,219	175,189
	Northern Trust Corp.	101,409	11,540,344
	Northfield Bancorp, Inc.	58,568	947,630
	Northrim BanCorp, Inc.	6,426	274,069
	Northwest Bancshares, Inc.	146,020	2,050,121
#	Norwood Financial Corp.	4,164	106,140
#	Oak Valley Bancorp	4,855	86,128
	OceanFirst Financial Corp.	67,649	1,546,456
	Oconee Federal Financial Corp.	400	9,392
	OFG Bancorp	57,688	1,366,629
	Ohio Valley Banc Corp.	4,777	106,909
	Old National Bancorp	186,854	3,531,541
	Old Point Financial Corp.	2,663	58,639
	Old Republic International Corp.	227,219	5,594,132
	Old Second Bancorp, Inc.	9,603	126,856
	OneMain Holdings, Inc.	55,271	3,143,262
	Oppenheimer Holdings, Inc., Class A	10,148	519,273
	Origin Bancorp, Inc.	9,820	429,429
	Orrstown Financial Services, Inc.	8,572	203,242
*	Pacific Mercantile Bancorp	17,616	152,731
	Pacific Premier Bancorp, Inc.	105,396	4,640,586
	PacWest Bancorp	94,142	4,086,704
*	Palomar Holdings, Inc.	1,279	89,990
#	Park National Corp.	18,531	2,318,043
	Parke Bancorp, Inc.	9,531	201,295
	PCB Bancorp	7,184	113,507
	PCSB Financial Corp.	15,491	270,938
	Peapack-Gladstone Financial Corp.	17,776	568,832
	Penns Woods Bancorp, Inc.	5,436	130,464
	Peoples Bancorp of North Carolina, Inc.	3,810	89,040
	Peoples Bancorp, Inc.	22,037	736,697
	Peoples Financial Services Corp.	3,385	144,370
	People’s United Financial, Inc.	288,844	5,236,742
	Pinnacle Financial Partners, Inc.	51,552	4,518,017
	Piper Sandler Cos.	19,045	2,209,030
	PJT Partners, Inc., Class A	6,940	510,298
#	Plumas Bancorp	3,091	82,066
	PNC Financial Services Group, Inc. (The)	104,954	19,621,150
#*	Ponce de Leon Federal Bank	14,479	160,427
	Popular, Inc.	64,678	4,783,585
#*	PRA Group, Inc.	50,953	1,919,909

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Preferred Bank	16,917	$1,108,740
	Premier Financial Bancorp, Inc.	12,010	227,469
	Premier Financial Corp.	26,845	848,034
	Primerica, Inc.	58,393	9,329,450
	Primis Financial Corp.	21,058	302,182
	Principal Financial Group, Inc.	113,471	7,247,393
	ProAssurance Corp.	50,671	1,266,775
	PROG Holdings, Inc.	73,126	3,725,038
	Progressive Corp. (The)	140,012	14,104,809
	Prosperity Bancshares, Inc.	70,373	5,162,563
	Protective Insurance Corp., Class A	298	6,845
	Protective Insurance Corp., Class B	9,068	208,564
	Provident Bancorp, Inc.	12,142	198,765
	Provident Financial Holdings, Inc.	6,656	108,227
	Provident Financial Services, Inc.	88,345	2,082,292
#	Prudential Bancorp, Inc.	6,497	89,983
	Prudential Financial, Inc.	95,280	9,562,301
	Pzena Investment Management, Inc., Class A	8,763	92,274
	QCR Holdings, Inc.	16,621	801,465
	Radian Group, Inc.	80,134	1,974,502
*	Randolph Bancorp, Inc.	1,654	33,609
	Raymond James Financial, Inc.	70,406	9,207,697
	RBB Bancorp	9,560	201,525
	Regional Management Corp.	13,416	519,602
	Regions Financial Corp.	498,511	10,867,540
	Reinsurance Group of America, Inc.	29,330	3,828,445
	RenaissanceRe Holdings, Ltd.	40,944	6,911,757
	Renasant Corp.	63,458	2,673,486
	Republic Bancorp, Inc., Class A	17,987	808,156
#*	Republic First Bancorp, Inc.	38,323	152,909
	Riverview Bancorp, Inc.	17,979	123,875
	RLI Corp.	30,617	3,412,571
	S&P Global, Inc.	58,991	23,029,496
	S&T Bancorp, Inc.	41,000	1,350,950
#*	Safeguard Scientifics, Inc.	19,542	120,379
	Safety Insurance Group, Inc.	21,434	1,758,231
	Salisbury Bancorp, Inc.	1,410	65,523
	Sandy Spring Bancorp, Inc.	38,288	1,736,744
	Santander Consumer USA Holdings, Inc.	214,625	7,284,372
	SB Financial Group, Inc.	3,331	59,492
*	Seacoast Banking Corp. of Florida	35,223	1,280,356
*	Security National Financial Corp., Class A	3,828	32,308
	SEI Investments Co.	81,232	4,990,894
#*	Select Bancorp, Inc.	16,697	196,858
	Selective Insurance Group, Inc.	75,801	5,771,488
	ServisFirst Bancshares, Inc.	49,786	3,148,467
	Severn Bancorp, Inc.	4,355	51,563
	Shore Bancshares, Inc.	9,404	158,363
	Sierra Bancorp	16,572	448,604
	Signature Bank	31,123	7,827,746
	Silvercrest Asset Management Group, Inc., Class A	3,719	51,731
*	Silvergate Capital Corp., Class A	621	66,584
	Simmons First National Corp., Class A	114,409	3,260,656
*	SiriusPoint, Ltd.	95,512	1,010,517
	SLM Corp.	434,625	8,544,727
	SmartFinancial, Inc.	8,592	203,544
	Sound Financial Bancorp, Inc.	771	29,321
	South State Corp.	74,877	6,313,629
*	Southern First Bancshares, Inc.	6,964	358,646

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	8,056	$337,466
	Southside Bancshares, Inc.	38,825	1,558,824
	Spirit of Texas Bancshares, Inc.	11,186	259,180
	State Auto Financial Corp.	41,220	778,234
	State Street Corp.	105,331	8,842,537
	Sterling Bancorp	215,171	5,407,247
*	Sterling Bancorp, Inc.	8,152	40,352
	Stewart Information Services Corp.	27,788	1,629,766
	Stifel Financial Corp.	80,847	5,593,804
	Stock Yards Bancorp, Inc.	25,424	1,300,692
*	StoneX Group, Inc.	21,939	1,393,565
	Summit Financial Group, Inc.	7,291	189,931
	Summit State Bank	2,851	46,699
*	SVB Financial Group	33,790	19,322,136
	Synchrony Financial	374,213	16,368,077
	Synovus Financial Corp.	154,955	7,261,191
	T Rowe Price Group, Inc.	116,769	20,925,005
	TCF Financial Corp.	124,262	5,656,406
	Territorial Bancorp, Inc.	11,411	286,987
*	Texas Capital Bancshares, Inc.	56,483	3,876,428
	TFS Financial Corp.	128,474	2,512,951
	Timberland Bancorp, Inc.	8,097	227,850
	Tiptree, Inc.	47,142	471,891
	Tompkins Financial Corp.	17,476	1,365,749
	Towne Bank	81,570	2,527,039
	Tradeweb Markets, Inc., Class A	1,067	86,726
	Travelers Cos., Inc. (The)	106,923	16,536,711
	TriCo Bancshares	34,171	1,581,434
*	TriState Capital Holdings, Inc.	33,302	794,919
*	Triumph Bancorp, Inc.	28,357	2,513,281
	Truist Financial Corp.	262,246	15,553,810
*	Trupanion, Inc.	282	22,870
	TrustCo Bank Corp. NY	112,565	823,413
	Trustmark Corp.	71,243	2,308,986
	U.S. Bancorp	391,618	23,242,528
	UMB Financial Corp.	44,533	4,321,037
	Umpqua Holdings Corp.	183,754	3,425,175
	Union Bankshares, Inc.	619	20,427
	United Bancshares, Inc.	606	17,841
	United Bankshares, Inc.	118,227	4,642,774
	United Community Banks, Inc.	87,467	2,861,920
	United Fire Group, Inc.	23,914	723,638
	United Insurance Holdings Corp.	40,497	226,378
	United Security Bancshares	11,687	96,768
	Unity Bancorp, Inc.	9,514	209,784
	Universal Insurance Holdings, Inc.	55,725	777,364
	Univest Financial Corp.	33,251	928,700
	Unum Group	130,691	3,693,328
	Valley National Bancorp	301,980	4,158,265
	Value Line, Inc.	1,300	39,702
	Veritex Holdings, Inc.	34,570	1,167,775
#	Victory Capital Holdings, Inc., Class A	4,336	120,324
	Virtu Financial, Inc., Class A	44,947	1,331,780
	Virtus Investment Partners, Inc.	8,981	2,455,944
#	Voya Financial, Inc.	89,684	6,082,369
	Waddell & Reed Financial, Inc., Class A	73,852	1,844,823
	Walker & Dunlop, Inc.	42,143	4,671,552
	Washington Federal, Inc.	110,979	3,612,366
	Washington Trust Bancorp, Inc.	18,309	934,674

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Waterstone Financial, Inc.	33,695	$663,791
	Webster Financial Corp.	93,484	4,946,238
	Wells Fargo & Co.	712,668	32,105,693
	WesBanco, Inc.	74,898	2,718,048
	West BanCorp, Inc.	18,898	496,261
	Westamerica BanCorp	27,388	1,736,399
	Western Alliance Bancorp	87,390	9,182,067
	Western New England Bancorp, Inc.	30,474	246,839
	Westwood Holdings Group, Inc.	7,971	144,195
	White Mountains Insurance Group, Ltd.	3,995	4,655,893
	Willis Towers Watson P.L.C.	46,472	12,029,742
	Wintrust Financial Corp.	49,595	3,823,774
	WisdomTree Investments, Inc.	140,925	956,176
#*	World Acceptance Corp.	8,838	1,155,480
	WR Berkley Corp.	91,458	7,291,032
	WSFS Financial Corp.	56,776	2,900,686
	WVS Financial Corp.	757	12,150
	Zions Bancorp NA	135,981	7,587,740
TOTAL FINANCIALS			1,976,159,871
HEALTH CARE — (11.5%)
	Abbott Laboratories	229,239	27,527,019
	AbbVie, Inc.	362,353	40,402,359
*	ABIOMED, Inc.	13,135	4,212,789
*	Acadia Healthcare Co., Inc.	90,762	5,529,221
*	ACADIA Pharmaceuticals, Inc.	29,532	607,178
*	Acceleron Pharma, Inc.	5,255	656,717
#*	Accuray, Inc.	43,358	203,783
#*	Acer Therapeutics, Inc.	819	2,391
»	Achillion Pharmaceuticals, Inc.	174,484	249,512
*	Addus HomeCare Corp.	14,054	1,486,913
#*	Adverum Biotechnologies, Inc.	56,323	219,660
*	Aeglea BioTherapeutics, Inc.	17,876	139,075
	Agilent Technologies, Inc.	74,985	10,020,995
#*	Akebia Therapeutics, Inc.	87,468	279,023
*	Albireo Pharma, Inc.	9,695	311,210
#*	Aldeyra Therapeutics, Inc.	14,742	185,307
*	Alexion Pharmaceuticals, Inc.	68,049	11,478,505
*	Align Technology, Inc.	36,980	22,022,699
*	Alkermes P.L.C.	48,831	1,074,526
#*	Allakos, Inc.	3,883	423,713
*	Allscripts Healthcare Solutions, Inc.	175,820	2,735,759
#*	Alnylam Pharmaceuticals, Inc.	19,376	2,725,041
#*	Alpine Immune Sciences, Inc.	1,694	22,479
*	Amedisys, Inc.	26,906	7,260,584
	AmerisourceBergen Corp.	94,993	11,475,154
	Amgen, Inc.	156,585	37,524,029
*	AMN Healthcare Services, Inc.	79,173	6,278,419
*	Amphastar Pharmaceuticals, Inc.	44,012	765,809
*	AnaptysBio, Inc.	15,338	358,142
*	AngioDynamics, Inc.	48,938	1,189,193
*	ANI Pharmaceuticals, Inc.	11,570	385,050
*	Anika Therapeutics, Inc.	15,896	638,701
*	Antares Pharma, Inc.	13,254	50,233
	Anthem, Inc.	82,100	31,147,919
#*	Applied Genetic Technologies Corp.	9,627	40,722
*	Apyx Medical Corp.	21,789	220,723
#*	Aravive, Inc.	6,843	35,926
*	Ardelyx, Inc.	52,822	386,129

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Arena Pharmaceuticals, Inc.	37,945	$2,604,165
*	Arrowhead Pharmaceuticals, Inc.	18,197	1,324,014
#*	Assembly Biosciences, Inc.	28,175	120,589
*	Atara Biotherapeutics, Inc.	45,740	643,104
*	AtriCure, Inc.	2,260	174,178
	Atrion Corp.	1,573	1,004,518
*	Avanos Medical, Inc.	55,532	2,399,538
*	Avid Bioservices, Inc.	2,632	56,338
#*	Avrobio, Inc.	4,201	49,068
*	AxoGen, Inc.	4,593	85,981
	Baxter International, Inc.	101,472	8,695,136
	Becton Dickinson and Co.	37,887	9,426,664
*	Biogen, Inc.	44,936	12,012,741
*	BioLife Solutions, Inc.	4,112	143,509
*	BioMarin Pharmaceutical, Inc.	24,458	1,905,767
*	Bio-Rad Laboratories, Inc., Class A	11,330	7,139,373
	Bio-Techne Corp.	17,895	7,649,934
#*	Bluebird Bio, Inc.	15,986	479,580
*	Boston Scientific Corp.	165,559	7,218,372
	Bristol-Myers Squibb Co.	362,150	22,605,403
*	Brookdale Senior Living, Inc.	171,549	1,121,930
	Bruker Corp.	92,906	6,365,919
#*	Calithera Biosciences, Inc.	42,656	92,564
*	Cantel Medical Corp.	27,844	2,447,766
#*	Cara Therapeutics, Inc.	4,836	62,626
	Cardinal Health, Inc.	176,310	10,638,545
*	Cardiovascular Systems, Inc.	4,460	179,827
*	Catalent, Inc.	137,256	15,437,182
*	Catalyst Biosciences, Inc.	4,256	21,450
*	Centene Corp.	282,037	17,412,964
	Cerner Corp.	155,819	11,694,216
*	Change Healthcare, Inc.	122,083	2,801,805
*	Charles River Laboratories International, Inc.	55,750	18,534,088
#*	Chembio Diagnostics, Inc.	2,903	11,583
	Chemed Corp.	14,479	6,900,836
*	ChemoCentryx, Inc.	9,083	438,981
#*	Chiasma, Inc.	4,306	12,832
*	Chimerix, Inc.	43,891	382,291
#*	Cidara Therapeutics, Inc.	4,797	10,649
	Cigna Corp.	131,831	32,827,237
*	Collegium Pharmaceutical, Inc.	4,465	99,570
*	Community Health Systems, Inc.	45,027	502,051
	Computer Programs and Systems, Inc.	12,920	387,858
*	Concert Pharmaceuticals, Inc.	23,503	97,537
	CONMED Corp.	26,454	3,728,691
#»	Contra Aduro Biotech I	5,844	58
#»	Contra Pfenex, Inc.	13,673	10,255
	Cooper Cos., Inc. (The)	19,448	7,990,989
*	Corcept Therapeutics, Inc.	107,494	2,449,788
*	CorVel Corp.	19,547	2,287,194
#*	Corvus Pharmaceuticals, Inc.	12,238	34,511
*	Covetrus, Inc.	48,080	1,377,492
*	Cross Country Healthcare, Inc.	34,737	462,697
*	CryoLife, Inc.	34,272	1,000,057
*	Cumberland Pharmaceuticals, Inc.	12,297	32,833
#*	Cutera, Inc.	6,895	207,057
	CVS Health Corp.	333,018	25,442,575
#*	Cymabay Therapeutics, Inc.	23,457	101,569
*	CytomX Therapeutics, Inc.	18,940	177,278

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Danaher Corp.	97,780	$24,830,253
*	DaVita, Inc.	116,580	13,585,067
*	Deciphera Pharmaceuticals, Inc.	48,074	2,229,191
*	Denali Therapeutics, Inc.	22,377	1,352,466
	Dentsply Sirona, Inc.	86,081	5,811,328
*	DexCom, Inc.	8,806	3,399,997
#*	Dyadic International, Inc.	2,750	12,403
#*	Eagle Pharmaceuticals, Inc.	6,909	282,094
#*	Editas Medicine Inc.	5,268	194,969
*	Edwards Lifesciences Corp.	63,600	6,075,072
#*	Eiger BioPharmaceuticals, Inc.	2,291	19,451
*	Elanco Animal Health, Inc.	79,299	2,514,571
#»	Elanco Animal Health, Inc.	36,632	0
	Eli Lilly and Co.	182,872	33,423,515
#*	Eloxx Pharmaceuticals, Inc.	3,776	8,232
*	Emergent BioSolutions, Inc.	50,168	3,059,245
*	Enanta Pharmaceuticals, Inc.	18,628	945,185
	Encompass Health Corp.	128,110	10,871,415
*	Endo International P.L.C.	85,023	487,182
#*	Enochian Biosciences, Inc.	13,353	45,133
	Ensign Group, Inc. (The)	59,652	5,121,124
*	Envista Holdings Corp.	89,705	3,882,432
#*	Enzo Biochem, Inc.	45,031	138,245
#*	Epizyme, Inc.	48,441	378,324
#*	Evelo Biosciences, Inc.	2,447	32,178
*	Evolent Health, Inc., Class A	87,831	1,902,419
*	Exact Sciences Corp.	18,289	2,410,856
*	Exelixis, Inc.	149,665	3,684,752
#*	FibroGen, Inc.	16,883	376,829
*	FONAR Corp.	4,738	81,257
#*	Fulgent Genetics, Inc.	2,085	160,587
#*	G1 Therapeutics, Inc.	29,900	629,993
	Gilead Sciences, Inc.	360,165	22,859,673
#*	Global Blood Therapeutics, Inc.	20,775	847,205
*	Globus Medical, Inc., Class A	53,225	3,819,958
#*	GlycoMimetics, Inc.	33,333	79,999
*	Great Elm Group, Inc.	8,182	21,764
*	Guardant Health, Inc.	9,620	1,529,388
*	Haemonetics Corp.	39,988	2,689,593
*	Halozyme Therapeutics, Inc.	21,249	1,061,388
*	Hanger, Inc.	16,479	410,821
*	Harvard Bioscience, Inc.	31,221	216,362
	HCA Healthcare, Inc.	28,886	5,807,819
*	HealthEquity, Inc.	35,002	2,659,102
*	HealthStream, Inc.	31,090	751,134
*	Henry Schein, Inc.	55,581	4,029,623
#*	Heron Therapeutics, Inc.	8,228	143,825
#*	Heska Corp.	3,504	640,006
	Hill-Rom Holdings, Inc.	77,979	8,594,845
*	Hologic, Inc.	131,936	8,648,405
*	Horizon Therapeutics P.L.C.	184,545	17,461,648
	Humana, Inc.	53,274	23,719,716
*	ICU Medical, Inc.	12,586	2,621,286
*	IDEXX Laboratories, Inc.	31,652	17,376,631
*	Illumina, Inc.	8,628	3,389,424
*	Incyte Corp.	25,048	2,138,598
*	InfuSystem Holdings, Inc.	3,809	86,160
*	Innoviva, Inc.	76,744	878,719
*	Inogen, Inc.	20,764	1,357,758

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Inovalon Holdings, Inc., Class A	21,381	$645,920
*	Inspire Medical Systems, Inc.	700	165,774
#*	Insulet Corp.	6,319	1,865,495
*	Integer Holdings Corp.	26,683	2,505,000
*	Integra LifeSciences Holdings Corp.	56,322	4,172,334
*	Intellia Therapeutics, Inc.	40,445	3,104,963
#*	Intra-Cellular Therapies, Inc.	43,977	1,514,128
*	IntriCon Corp.	7,191	166,328
*	Intuitive Surgical, Inc.	9,063	7,839,495
	Invacare Corp.	32,218	290,929
#*	Invitae Corp.	7,216	251,838
#*	Ionis Pharmaceuticals, Inc.	29,293	1,254,326
*	Iovance Biotherapeutics, Inc.	11,920	374,765
*	IQVIA Holdings, Inc.	64,424	15,119,669
#*	Ironwood Pharmaceuticals, Inc.	13,311	146,953
*	IVERIC bio, Inc.	19,988	139,916
*	Jazz Pharmaceuticals P.L.C.	34,366	5,649,770
	Johnson & Johnson	811,788	132,102,261
*	Jounce Therapeutics, Inc.	28,486	268,623
#*	Kadmon Holdings, Inc.	8,882	36,061
#*	Kala Pharmaceuticals, Inc.	17,388	134,409
*	KalVista Pharmaceuticals, Inc.	14,835	370,430
#*	Karyopharm Therapeutics, Inc.	14,212	132,740
*	Kewaunee Scientific Corp.	1,276	15,286
#*	Kindred Biosciences, Inc.	33,036	165,180
#*	Kura Oncology, Inc.	32,204	867,254
*	Laboratory Corp. of America Holdings	45,255	12,031,947
#*	Lannett Co., Inc.	22,129	96,704
*	Lantheus Holdings, Inc.	57,613	1,365,428
	LeMaitre Vascular, Inc.	18,925	992,995
*	LENSAR, Inc.	11,199	77,385
*	LHC Group, Inc.	36,341	7,568,740
*	Ligand Pharmaceuticals, Inc.	18,390	2,682,917
*	LivaNova P.L.C.	33,811	2,869,540
	Luminex Corp.	40,935	1,501,905
*	MacroGenics, Inc.	41,091	1,329,705
*	Madrigal Pharmaceuticals, Inc.	14,425	1,963,243
*	Magellan Health, Inc.	27,709	2,610,188
*	Masimo Corp.	19,930	4,637,113
	McKesson Corp.	61,484	11,531,939
*»	MedCath Corp.	9,997	0
*	MEDNAX, Inc.	80,358	2,115,023
*	Medpace Holdings, Inc.	34,236	5,809,164
	Medtronic P.L.C.	182,185	23,851,660
	Merck & Co., Inc.	627,369	46,738,990
*	Meridian Bioscience, Inc.	45,648	893,788
*	Merit Medical Systems, Inc.	44,657	2,840,185
*	Merrimack Pharmaceuticals, Inc.	6,647	46,861
*	Mersana Therapeutics, Inc.	42,463	676,436
*	Mettler-Toledo International, Inc.	9,121	11,978,792
*	ModivCare, Inc.	14,660	2,053,573
#*	Molecular Templates, Inc.	22,407	209,730
*	Molina Healthcare, Inc.	66,038	16,846,294
*	Myriad Genetics, Inc.	70,248	2,122,895
	National HealthCare Corp.	17,792	1,250,956
	National Research Corp.	11,130	570,969
*	Natus Medical, Inc.	31,308	799,919
#*	Nektar Therapeutics	32,859	644,365
*	Neogen Corp.	27,994	2,687,704

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	NeoGenomics, Inc.	29,968	$1,468,132
*	Neurocrine Biosciences, Inc.	6,115	577,806
*	Nevro Corp.	1,031	178,167
*	NextGen Healthcare, Inc.	62,291	1,140,548
*	Novocure, Ltd.	7,368	1,503,809
*	NuVasive, Inc.	48,755	3,483,545
*	Omnicell, Inc.	26,704	3,872,614
#*	OPKO Health, Inc.	33,074	135,603
*	Option Care Health, Inc.	10,948	208,888
*	OraSure Technologies, Inc.	59,723	546,465
*	Orthofix Medical, Inc.	18,242	809,033
*	Otonomy, Inc.	19,196	45,111
	Owens & Minor, Inc.	66,324	2,393,633
*	Pacific Biosciences of California, Inc.	2,836	84,655
*	Pacira BioSciences, Inc.	19,617	1,239,402
	Patterson Cos., Inc.	108,423	3,484,715
#*»	PDL BioPharma, Inc.	147,592	364,552
*	Pennant Group, Inc. (The)	32,131	1,298,735
#*	Penumbra, Inc.	2,958	905,118
	PerkinElmer, Inc.	62,919	8,156,190
	Perrigo Co. P.L.C.	63,147	2,628,810
*	Personalis, Inc.	2,480	61,107
#*	PetIQ, Inc.	20,575	876,495
	Pfizer, Inc.	1,174,988	45,413,286
	Phibro Animal Health Corp., Class A	19,076	467,744
#*	Pieris Pharmaceuticals, Inc.	18,423	39,794
*	PRA Health Sciences, Inc.	51,907	8,662,759
	Premier, Inc., Class A	65,577	2,318,147
*	Prestige Consumer Healthcare, Inc.	46,670	2,032,945
»	Progenic Pharmaceuticals, Inc.	42,113	1,798
*	Protagonist Therapeutics, Inc.	16,855	487,784
*	Prothena Corp. P.L.C.	41,695	1,106,585
*	Psychemedics Corp.	478	3,179
#*	PTC Therapeutics, Inc.	1,107	45,619
#*	Pulse Biosciences, Inc.	2,860	55,084
*	Quanterix Corp.	6,505	397,716
#	Quest Diagnostics, Inc.	67,054	8,843,082
#*	Quidel Corp.	31,504	3,301,304
*	R1 RCM, Inc.	54,033	1,474,020
*	RadNet, Inc.	39,944	892,349
*	Regeneron Pharmaceuticals, Inc.	13,041	6,276,633
*	REGENXBIO, Inc.	29,254	1,014,821
*	Repligen Corp.	29,686	6,284,823
	ResMed, Inc.	46,588	8,757,146
*	Rhythm Pharmaceuticals, Inc.	16,829	362,833
#*	Rigel Pharmaceuticals, Inc.	49,343	183,556
#*	Rocket Pharmaceuticals, Inc.	21,473	984,322
*	Sage Therapeutics, Inc.	2,718	214,070
#*	Sangamo Therapeutics, Inc.	104,823	1,234,815
#*	Sarepta Therapeutics, Inc.	12,195	863,894
#*	scPharmaceuticals, Inc.	3,700	23,939
*	Seagen, Inc.	16,801	2,415,312
*	SeaSpine Holdings Corp.	24,448	508,763
*	Select Medical Holdings Corp.	151,269	5,705,867
*	Shockwave Medical, Inc.	5,607	916,520
#*	Sientra, Inc.	9,614	65,952
*	SIGA Technologies, Inc.	10,024	71,872
#	Simulations Plus, Inc.	6,758	426,700
*	Spectrum Pharmaceuticals, Inc.	100,348	312,082

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Spero Therapeutics, Inc.	14,666	$201,804
#*	STAAR Surgical Co.	6,053	829,322
#*	Star Equity Holdings, Inc.	862	2,483
	STERIS P.L.C.	30,398	6,414,586
	Stryker Corp.	32,704	8,589,052
*	Supernus Pharmaceuticals, Inc.	50,907	1,550,118
*	Surgalign Holdings, Inc.	73,026	132,177
*	Surgery Partners, Inc.	47,093	2,269,883
*	Surmodics, Inc.	10,887	582,346
*	Syndax Pharmaceuticals, Inc.	14,267	227,416
*	Syneos Health, Inc.	71,387	6,057,187
#*	Syros Pharmaceuticals, Inc.	25,586	154,539
*	Taro Pharmaceutical Industries, Ltd.	22,175	1,641,394
#*	Teladoc Health, Inc.	8,979	1,547,531
	Teleflex, Inc.	17,149	7,245,110
*	Tenet Healthcare Corp.	72,152	4,275,728
#*	TG Therapeutics, Inc.	1,551	69,345
	Thermo Fisher Scientific, Inc.	65,980	31,025,775
*	Travere Therapeutics, Inc.	38,496	951,621
*	Triple-S Management Corp., Class B	26,289	623,312
#*	Twist Bioscience Corp.	5,346	717,380
*	United Therapeutics Corp.	32,596	6,570,050
	UnitedHealth Group, Inc.	228,707	91,208,352
	Universal Health Services, Inc., Class B	53,642	7,961,009
	US Physical Therapy, Inc.	12,786	1,437,786
	Utah Medical Products, Inc.	3,708	323,560
*	Vanda Pharmaceuticals, Inc.	50,448	837,437
#*	Varex Imaging Corp.	35,746	848,610
*	Veeva Systems, Inc., Class A	23,468	6,628,537
*	Veracyte, Inc.	10,561	525,410
#*	Vericel Corp.	8,316	519,085
*	Vertex Pharmaceuticals, Inc.	13,281	2,897,914
*	Viatris, Inc.	367,682	4,890,171
*	ViewRay, Inc.	7,940	38,191
*	Vocera Communications, Inc.	2,944	106,484
*	Waters Corp.	16,692	5,005,430
	West Pharmaceutical Services, Inc.	44,772	14,708,497
#*	Xencor, Inc.	52,870	2,250,147
	Zimmer Biomet Holdings, Inc.	37,813	6,698,951
	Zoetis, Inc.	113,294	19,603,261
#*	Zogenix, Inc.	6,403	120,953
#*	Zynerba Pharmaceuticals, Inc.	3,973	17,521
TOTAL HEALTH CARE			1,500,215,158
INDUSTRIALS — (14.3%)
	3M Co.	156,943	30,939,743
	AAON, Inc.	74,997	4,905,554
	AAR Corp.	33,782	1,359,388
	ABM Industries, Inc.	74,237	3,816,524
*	Acacia Research Corp.	23,858	145,057
	ACCO Brands Corp.	111,365	955,512
	Acme United Corp.	1,355	60,569
	Acuity Brands, Inc.	30,155	5,594,356
#	ADT, Inc.	24,156	222,235
	Advanced Drainage Systems, Inc.	55,748	6,224,822
*	AECOM	132,365	8,793,007
*	Aegion Corp.	31,722	954,832
	Aerojet Rocketdyne Holdings, Inc.	107,889	5,040,574
*	AeroVironment, Inc.	26,314	2,904,276

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	61,323	$8,948,252
	Air Lease Corp.	126,607	5,913,813
*	Air T, Inc.	720	16,402
*	Air Transport Services Group, Inc.	66,787	1,757,834
	Alamo Group, Inc.	11,067	1,740,286
*	Alaska Air Group, Inc.	102,671	7,098,673
	Albany International Corp., Class A	34,443	3,073,693
*	Allegiant Travel Co.	18,366	4,329,417
	Allegion P.L.C.	54,111	7,271,436
	Allied Motion Technologies, Inc.	11,149	580,305
	Allison Transmission Holdings, Inc.	143,034	5,931,620
	Altra Industrial Motion Corp.	46,134	2,722,367
	AMERCO	15,147	9,037,155
*	Ameresco, Inc., Class A	23,292	1,229,585
#*	American Airlines Group, Inc.	110,211	2,393,783
*	American Superconductor Corp.	10,409	171,436
*	American Woodmark Corp.	19,682	1,957,572
	AMETEK, Inc.	88,506	11,942,115
*	AMREP Corp.	2,552	27,306
	AO Smith Corp.	86,774	5,878,938
*	API Group Corp.	3,814	81,086
	Apogee Enterprises, Inc.	24,876	873,894
	Applied Industrial Technologies, Inc.	35,912	3,435,342
	ARC Document Solutions, Inc.	42,825	93,359
	ArcBest Corp.	18,043	1,312,809
	Arcosa, Inc.	60,480	3,646,339
	Argan, Inc.	18,143	909,871
*	Armstrong Flooring, Inc.	20,382	105,783
	Armstrong World Industries, Inc.	50,555	5,240,026
*	ASGN, Inc.	60,111	6,322,475
	Astec Industries, Inc.	26,129	1,959,936
*	Astronics Corp.	22,178	386,119
#*	Astronics Corp., Class B	15,064	260,984
*	Atkore, Inc.	53,273	4,170,210
*	Atlas Air Worldwide Holdings, Inc.	29,121	1,977,607
*	Avis Budget Group, Inc.	77,481	6,943,072
*	Axon Enterprise, Inc.	23,295	3,531,755
	AZZ, Inc.	29,438	1,549,616
	Barnes Group, Inc.	69,815	3,485,165
	Barrett Business Services, Inc.	8,880	651,170
*	Beacon Roofing Supply, Inc.	79,877	4,499,471
#	BGSF, Inc.	7,751	108,592
*	Blue Bird Corp.	9,860	265,628
*	Boeing Co. (The)	49,793	11,666,998
	Boise Cascade Co.	43,975	2,934,012
	Booz Allen Hamilton Holding Corp.	97,819	8,114,086
	Brady Corp., Class A	49,275	2,688,937
*	BrightView Holdings, Inc.	4,617	82,783
	Brink’s Co. (The)	63,012	5,035,919
*	Builders FirstSource, Inc.	228,665	11,129,126
	BWX Technologies, Inc.	88,203	5,902,545
*	CACI International, Inc., Class A	24,183	6,163,279
	CAI International, Inc.	21,839	929,249
	Carlisle Cos., Inc.	46,196	8,853,463
	Carrier Global Corp.	214,525	9,348,999
*	Casella Waste Systems, Inc., Class A	42,430	2,847,477
	Caterpillar, Inc.	169,510	38,666,926
*	CBIZ, Inc.	74,325	2,496,577
*	CECO Environmental Corp.	35,553	259,537

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CH Robinson Worldwide, Inc.	65,318	$6,341,071
*	Chart Industries, Inc.	40,270	6,468,570
#*	Cimpress P.L.C.	9,178	874,296
	Cintas Corp.	43,381	14,972,518
*	CIRCOR International, Inc.	23,696	814,432
*	Clean Harbors, Inc.	62,636	5,572,099
*	Colfax Corp.	97,120	4,388,853
	Columbus McKinnon Corp.	24,673	1,221,560
	Comfort Systems USA, Inc.	42,576	3,506,559
*	Commercial Vehicle Group, Inc.	27,123	298,082
	CompX International, Inc.	294	5,657
*	Construction Partners, Inc., Class A	36,067	1,144,406
#*	Copa Holdings SA, Class A	24,894	2,153,331
*	Copart, Inc.	136,030	16,937,095
	CoreLogic, Inc.	88,648	7,065,246
#*	Cornerstone Building Brands, Inc.	93,058	1,308,395
	Costamare, Inc.	118,776	1,249,524
*	CoStar Group, Inc.	6,300	5,382,909
	Covanta Holding Corp.	146,623	2,205,210
*	Covenant Logistics Group, Inc.	18,137	390,127
*	CPI Aerostructures, Inc.	7,107	30,631
	CRA International, Inc.	8,810	707,091
	Crane Co.	52,864	4,972,388
	CSW Industrials, Inc.	17,375	2,352,749
	CSX Corp.	311,864	31,420,298
	Cubic Corp.	32,405	2,425,190
	Cummins, Inc.	71,279	17,965,159
	Curtiss-Wright Corp.	47,705	6,101,469
*	Daseke, Inc.	15,884	120,560
	Deere & Co.	76,391	28,329,602
*	Delta Air Lines, Inc.	278,345	13,059,947
	Deluxe Corp.	39,359	1,732,583
	Donaldson Co., Inc.	88,075	5,538,156
	Douglas Dynamics, Inc.	35,004	1,565,729
	Dover Corp.	75,406	11,249,821
*	Ducommun, Inc.	13,021	767,328
*	DXP Enterprises, Inc.	19,774	578,785
*	Dycom Industries, Inc.	35,436	3,324,251
#*	Eagle Bulk Shipping, Inc.	9,827	425,902
	Eastern Co. (The)	4,389	124,077
	Eaton Corp. P.L.C.	119,609	17,095,714
*	Echo Global Logistics, Inc.	31,920	1,043,784
	EMCOR Group, Inc.	63,337	7,587,773
	Emerson Electric Co.	171,292	15,500,213
	Encore Wire Corp.	22,967	1,715,176
*	Energy Recovery, Inc.	2,769	58,703
	Enerpac Tool Group Corp.	58,986	1,569,028
	EnerSys	47,466	4,346,936
#	Eneti, Inc.	6,156	123,797
	Ennis, Inc.	34,455	714,252
	EnPro Industries, Inc.	24,184	2,071,360
	Equifax, Inc.	24,050	5,512,981
	ESCO Technologies, Inc.	25,975	2,825,041
	Espey Manufacturing & Electronics Corp.	1,611	24,407
*	Evoqua Water Technologies Corp.	42,749	1,221,766
#*	ExOne Co. (The)	9,959	231,547
	Expeditors International of Washington, Inc.	65,901	7,239,884
	Exponent, Inc.	50,000	4,816,500
	Fastenal Co.	188,310	9,844,847

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Federal Signal Corp.	71,942	$2,980,557
	FedEx Corp.	82,956	24,082,956
	Flowserve Corp.	65,653	2,602,485
*	Fluor Corp.	2,694	61,908
*	Forrester Research, Inc.	17,918	778,537
	Fortive Corp.	68,450	4,847,629
	Fortune Brands Home & Security, Inc.	89,236	9,367,995
	Forward Air Corp.	31,568	2,787,139
*	Franklin Covey Co.	12,058	368,251
	Franklin Electric Co., Inc.	47,939	3,896,003
*	FTI Consulting, Inc.	51,776	7,189,098
	GATX Corp.	35,809	3,498,897
	Genco Shipping & Trading, Ltd.	39,454	605,224
*	Gencor Industries, Inc.	11,809	141,590
*	Generac Holdings, Inc.	82,517	26,731,382
	General Dynamics Corp.	66,210	12,595,128
	General Electric Co.	791,156	10,379,967
*	Gibraltar Industries, Inc.	36,954	3,394,594
*	GMS, Inc.	47,349	2,069,625
	Gorman-Rupp Co. (The)	35,292	1,218,280
*	GP Strategies Corp.	16,049	252,772
	Graco, Inc.	111,011	8,525,645
	GrafTech International, Ltd.	104,771	1,332,687
	Graham Corp.	7,838	107,459
	Granite Construction, Inc.	43,616	1,661,770
*	Great Lakes Dredge & Dock Corp.	74,754	1,173,638
	Greenbrier Cos., Inc. (The)	30,864	1,458,015
	Griffon Corp.	54,547	1,479,315
	H&E Equipment Services, Inc.	41,722	1,622,986
*	Harsco Corp.	89,483	1,604,430
*	Hawaiian Holdings, Inc.	51,466	1,292,311
#*	HC2 Holdings, Inc.	24,247	101,837
	Healthcare Services Group, Inc.	35,346	1,058,613
	Heartland Express, Inc.	92,311	1,716,061
	HEICO Corp.	29,630	4,171,904
	HEICO Corp., Class A	43,761	5,526,139
	Heidrick & Struggles International, Inc.	21,359	903,486
	Helios Technologies, Inc.	29,928	2,163,196
*	Herc Holdings, Inc.	33,560	3,543,936
*	Heritage-Crystal Clean, Inc.	20,432	586,807
	Herman Miller, Inc.	65,805	2,730,907
*	Hexcel Corp.	82,317	4,643,502
	Hillenbrand, Inc.	101,295	4,972,572
	HNI Corp.	49,484	2,095,153
	Honeywell International, Inc.	129,645	28,916,021
*	Houston Wire & Cable Co.	12,789	67,142
*	Howmet Aerospace, Inc.	223,969	7,158,049
*	Hub Group, Inc., Class A	38,908	2,557,034
	Hubbell, Inc.	43,677	8,386,421
*	Hudson Global, Inc.	1,869	33,175
	Huntington Ingalls Industries, Inc.	41,775	8,869,668
	Hurco Cos., Inc.	7,633	262,194
*	Huron Consulting Group, Inc.	21,724	1,222,192
	Hyster-Yale Materials Handling, Inc.	14,371	1,161,895
*	IAA, Inc.	107,375	6,744,224
	ICF International, Inc.	21,044	1,916,267
	IDEX Corp.	33,656	7,545,675
*	IES Holdings, Inc.	14,183	748,721
	IHS Markit, Ltd.	12,202	1,312,691

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Illinois Tool Works, Inc.	72,698	$16,753,981
*	Ingersoll Rand, Inc.	172,127	8,504,795
	Innovative Solutions & Support, Inc.	12,137	74,764
	Insperity, Inc.	50,091	4,384,966
	Insteel Industries, Inc.	24,636	939,371
	Interface, Inc.	55,051	706,855
	ITT, Inc.	91,601	8,638,890
	Jacobs Engineering Group, Inc.	53,682	7,172,452
	JB Hunt Transport Services, Inc.	55,204	9,423,875
*	JELD-WEN Holding, Inc.	109,537	3,195,194
*	JetBlue Airways Corp.	275,495	5,609,078
	John Bean Technologies Corp.	22,917	3,331,673
	Johnson Controls International P.L.C.	253,171	15,782,680
	Kadant, Inc.	11,315	2,014,409
	Kaman Corp.	33,678	1,796,721
	Kansas City Southern	50,400	14,727,384
	KAR Auction Services, Inc.	143,574	2,152,174
	KBR, Inc.	159,242	6,299,614
*	Kelly Services, Inc., Class A	40,041	1,003,027
	Kennametal, Inc.	93,005	3,735,081
	Kforce, Inc.	46,791	2,622,168
	Kimball International, Inc., Class B	47,205	688,249
*	Kirby Corp.	49,142	3,130,345
	Knight-Swift Transportation Holdings, Inc.	158,421	7,464,798
	Knoll, Inc.	57,915	1,384,168
	Korn Ferry	61,752	4,192,343
*	Kratos Defense & Security Solutions, Inc.	100,085	2,676,273
	L3Harris Technologies, Inc.	50,493	10,564,650
	Landstar System, Inc.	27,561	4,748,209
*	Lawson Products, Inc.	6,706	351,596
*	LB Foster Co., Class A	10,130	163,498
	Leidos Holdings, Inc.	84,551	8,563,325
	Lennox International, Inc.	17,322	5,808,759
*	Limbach Holdings, Inc.	2,344	25,831
	Lincoln Electric Holdings, Inc.	59,616	7,633,829
	Lindsay Corp.	10,424	1,728,091
	Lockheed Martin Corp.	57,709	21,961,737
*	LS Starrett Co. (The), Class A	2,592	15,837
	LSI Industries, Inc.	23,361	192,027
*	Lydall, Inc.	16,742	616,943
	Macquarie Infrastructure Corp.	53,850	1,793,743
*	Manitex International, Inc.	12,574	91,162
*	Manitowoc Co., Inc. (The)	32,460	742,685
	ManpowerGroup, Inc.	45,721	5,527,212
	ManTech International Corp., Class A	33,094	2,824,573
	Marten Transport, Ltd.	91,495	1,529,796
	Masco Corp.	74,631	4,767,428
*	Masonite International Corp.	27,546	3,478,784
#*	MasTec, Inc.	84,560	8,824,682
*	Mastech Digital, Inc.	2,364	37,328
*	Matrix Service Co.	25,320	334,477
	Matson, Inc.	49,906	3,260,359
	Matthews International Corp., Class A	29,398	1,216,489
	McGrath RentCorp.	33,063	2,710,505
*	Mercury Systems, Inc.	40,352	3,036,084
*	Meritor, Inc.	83,821	2,265,682
*	Mesa Air Group, Inc.	27,580	310,551
*	Middleby Corp. (The)	42,464	7,699,572
	Miller Industries, Inc.	10,037	431,792

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Mistras Group, Inc.	27,372	$304,650
	Moog, Inc., Class A	35,152	3,042,406
*	MRC Global, Inc.	77,458	729,654
	MSA Safety, Inc.	37,215	5,982,683
	MSC Industrial Direct Co., Inc., Class A	44,483	4,010,587
	Mueller Industries, Inc.	66,725	2,993,951
	Mueller Water Products, Inc., Class A	176,076	2,528,451
*	MYR Group, Inc.	20,923	1,629,902
	National Presto Industries, Inc.	7,461	767,588
*	Navistar International Corp.	51,677	2,286,707
	Nielsen Holdings P.L.C.	140,890	3,613,828
	NL Industries, Inc.	27,525	195,428
*	NN, Inc.	39,356	287,299
	Nordson Corp.	37,064	7,835,700
	Norfolk Southern Corp.	96,853	27,045,232
	Northrop Grumman Corp.	40,882	14,490,216
*	Northwest Pipe Co.	11,077	368,532
*	NOW, Inc.	103,236	1,013,778
*	NV5 Global, Inc.	11,608	1,046,229
	nVent Electric P.L.C.	73,682	2,243,617
	Old Dominion Freight Line, Inc.	107,803	27,792,691
	Omega Flex, Inc.	3,089	491,151
*	Orion Group Holdings, Inc.	23,843	128,514
	Oshkosh Corp.	78,389	9,753,943
	Otis Worldwide Corp.	101,022	7,866,583
	Owens Corning	95,607	9,255,714
	PACCAR, Inc.	162,634	14,617,544
*	PAM Transportation Services, Inc.	5,543	321,051
#	Pangaea Logistics Solutions, Ltd.	14,834	57,259
	Park Aerospace Corp.	19,413	261,881
	Parker-Hannifin Corp.	64,358	20,196,184
	Park-Ohio Holdings Corp.	11,850	430,274
#*	Parsons Corp.	13,451	596,283
	Patriot Transportation Holding, Inc.	1,695	19,069
	Pentair P.L.C.	132,057	8,518,997
*	Perma-Fix Environmental Services	1,601	11,975
*	Perma-Pipe International Holdings, Inc.	2,769	17,943
*	PGT Innovations, Inc.	68,257	1,797,207
	Pitney Bowes, Inc.	111,325	831,598
	Powell Industries, Inc.	13,722	483,563
	Preformed Line Products Co.	4,777	316,237
	Primoris Services Corp.	53,763	1,755,900
*	Proto Labs, Inc.	16,397	1,837,448
*	Quad/Graphics, Inc.	37,882	136,375
	Quanex Building Products Corp.	37,564	1,025,122
	Quanta Services, Inc.	125,774	12,154,799
*	Radiant Logistics, Inc.	48,514	324,074
	Raven Industries, Inc.	33,279	1,351,793
	Raytheon Technologies Corp.	327,694	27,277,249
*	RBC Bearings, Inc.	17,976	3,584,954
#*	Red Violet, Inc.	746	15,517
	Regal Beloit Corp.	42,050	6,073,281
	Republic Services, Inc.	139,234	14,800,574
*	Resideo Technologies, Inc.	55,746	1,672,937
	Resources Connection, Inc.	35,814	505,336
	REV Group, Inc.	59,845	1,091,573
	Rexnord Corp.	127,123	6,347,251
	Robert Half International, Inc.	70,875	6,209,359
	Rockwell Automation, Inc.	43,604	11,522,793

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Rollins, Inc.	128,737	$4,799,315
	Roper Technologies, Inc.	19,137	8,543,522
	Rush Enterprises, Inc., Class A	46,014	2,271,251
	Rush Enterprises, Inc., Class B	1,962	85,916
	Ryder System, Inc.	58,181	4,645,171
*	Saia, Inc.	33,038	7,747,411
	Schneider National, Inc., Class B	12,934	313,391
	Science Applications International Corp.	55,781	4,987,937
*	Sensata Technologies Holding P.L.C.	138,570	8,001,032
	Shyft Group, Inc. (The)	32,820	1,162,484
*	SIFCO Industries, Inc.	1,400	19,684
	Simpson Manufacturing Co., Inc.	48,044	5,414,559
#*	SiteOne Landscape Supply, Inc.	29,597	5,309,110
	SkyWest, Inc.	56,684	2,814,927
	Snap-on, Inc.	35,034	8,324,078
#	Southwest Airlines Co.	285,281	17,909,941
*	SP Plus Corp.	21,614	742,009
	Spirit AeroSystems Holdings, Inc., Class A	77,839	3,556,464
#*	Spirit Airlines, Inc.	76,801	2,751,012
*	SPX Corp.	49,028	2,974,038
	SPX FLOW, Inc.	49,864	3,320,444
	Standex International Corp.	12,499	1,185,155
	Stanley Black & Decker, Inc.	57,601	11,910,159
	Steelcase, Inc., Class A	100,341	1,384,706
*	Stericycle, Inc.	35,421	2,701,914
*	Sterling Construction Co., Inc.	18,672	389,311
#*	Sunrun, Inc.	131,754	6,455,946
	Systemax, Inc.	26,758	1,143,102
*	Team, Inc.	28,126	277,604
#	Tecnoglass, Inc.	19,302	230,852
*	Teledyne Technologies, Inc.	19,799	8,865,002
	Tennant Co.	21,273	1,678,652
	Terex Corp.	79,316	3,727,059
	Tetra Tech, Inc.	53,712	6,855,263
*	Textainer Group Holdings, Ltd.	58,438	1,497,182
	Textron, Inc.	146,297	9,398,119
*	Thermon Group Holdings, Inc.	31,739	606,215
	Timken Co. (The)	69,507	5,829,552
	Titan International, Inc.	47,047	507,637
*	Titan Machinery, Inc.	26,746	698,338
	Toro Co. (The)	80,842	9,264,493
*	TPI Composites, Inc.	32,895	1,748,369
	Trane Technologies P.L.C.	84,787	14,738,524
*	Transcat, Inc.	5,991	299,550
*	TransDigm Group, Inc.	9,527	5,847,101
	TransUnion	43,924	4,594,011
#*	Trex Co., Inc.	116,288	12,557,941
*	TriMas Corp.	51,470	1,638,805
*	TriNet Group, Inc.	55,574	4,374,230
	Trinity Industries, Inc.	131,882	3,645,218
	Triton International, Ltd.	80,389	4,033,116
*	TrueBlue, Inc.	43,338	1,226,465
#*	Tutor Perini Corp.	56,230	905,303
*	Twin Disc, Inc.	11,080	116,894
#*	U.S. Xpress Enterprises, Inc., Class A	15,607	159,816
	UFP Industries, Inc.	74,546	6,264,846
*	Ultralife Corp.	10,343	81,710
	UniFirst Corp.	15,110	3,387,511
	Union Pacific Corp.	237,535	52,754,148

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	United Airlines Holdings, Inc.	194,883	$10,601,635
	United Parcel Service, Inc., Class B	159,290	32,472,859
*	United Rentals, Inc.	60,012	19,200,839
*	Univar Solutions, Inc.	75,429	1,761,267
	Universal Logistics Holdings, Inc.	25,915	648,134
*	Upwork, Inc.	2,414	111,189
*	US Ecology, Inc.	28,025	1,189,941
*	USA Truck, Inc.	7,165	110,126
	Valmont Industries, Inc.	20,143	4,972,300
*	Vectrus, Inc.	12,323	645,109
	Verisk Analytics, Inc.	37,562	7,069,168
*	Veritiv Corp.	14,945	625,897
	Viad Corp.	19,786	824,285
*	Vicor Corp.	14,805	1,365,465
*	Vidler Water Resouces, Inc.	11,695	105,840
*	Virco Mfg. Corp.	2,861	9,127
	VSE Corp.	12,191	526,042
	Wabash National Corp.	61,829	1,088,809
	Waste Management, Inc.	108,625	14,986,991
	Watsco, Inc.	23,954	7,015,168
	Watsco, Inc., Class B	1,750	513,660
	Watts Water Technologies, Inc., Class A	28,582	3,559,888
*	Welbilt, Inc.	91,245	2,038,413
	Werner Enterprises, Inc.	91,133	4,213,079
*	WESCO International, Inc.	56,824	5,211,897
	Westinghouse Air Brake Technologies Corp.	73,784	6,055,453
#*	Willdan Group, Inc.	2,228	85,043
*	Willis Lease Finance Corp.	4,690	200,826
*	WillScot Mobile Mini Holdings Corp.	223,108	6,530,371
	Woodward, Inc.	58,604	7,326,086
	WW Grainger, Inc.	24,242	10,509,877
*	XPO Logistics, Inc.	137,833	19,175,327
	Xylem, Inc.	89,170	9,866,660

TOTAL INDUSTRIALS			1,877,549,063

INFORMATION TECHNOLOGY — (23.0%)
#*	2U, Inc.	15,579	611,476
*	3D Systems Corp.	110,740	2,385,340
*	A10 Networks Inc.	19,782	171,708
	Accenture P.L.C., Class A	148,259	42,990,662
*	ACI Worldwide, Inc.	137,916	5,210,467
#*	ACM Research, Inc., Class A	472	37,264
*	Adobe, Inc.	38,916	19,782,559
	ADTRAN, Inc.	45,891	784,277
	Advanced Energy Industries, Inc.	36,419	4,017,380
*	Advanced Micro Devices, Inc.	88,181	7,197,333
*	Agilysys, Inc.	15,739	793,403
*	Airgain, Inc.	3,707	87,596
*	Akamai Technologies, Inc.	79,183	8,607,192
*	Alarm.com Holdings, Inc.	14,822	1,330,423
*	Alithya Group, Inc., Class A	12,595	28,213
	Alliance Data Systems Corp.	28,773	3,390,898
*	Alpha & Omega Semiconductor, Ltd.	27,852	866,197
#*	Altair Engineering, Inc., Class A	7,365	478,725
#*	Alteryx, Inc., Class A	3,051	249,419
*	Ambarella, Inc.	29,562	2,881,999
	Amdocs, Ltd.	60,861	4,670,473
	American Software, Inc., Class A	22,622	468,049
	Amkor Technology, Inc.	270,442	5,468,337

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amphenol Corp., Class A	126,517	$8,519,655
*	Amtech Systems, Inc.	13,210	139,233
	Analog Devices, Inc.	108,455	16,610,968
*	ANSYS, Inc.	28,861	10,553,313
#*	Appfolio, Inc., Class A	6,460	934,310
	Apple, Inc.	4,291,471	564,156,778
	Applied Materials, Inc.	284,262	37,724,410
#*	Applied Optoelectronics, Inc.	9,865	73,100
*	Arista Networks, Inc.	28,095	8,854,701
*	Arlo Technologies, Inc.	50,947	312,305
*	Arrow Electronics, Inc.	71,420	8,146,879
*	Aspen Technology, Inc.	46,849	6,129,723
	AstroNova, Inc.	3,998	58,611
*	Asure Software, Inc.	5,929	47,491
*	Atlassian Corp. P.L.C., Class A	4,739	1,125,797
*	Autodesk, Inc.	32,665	9,535,240
	Automatic Data Processing, Inc.	96,789	18,098,575
*	Avalara, Inc.	4,886	692,395
*	Avaya Holdings Corp.	106,905	3,075,657
*	Aviat Networks, Inc.	5,980	193,812
*	Avid Technology, Inc.	36,487	829,714
	Avnet, Inc.	110,063	4,833,967
*	Aware, Inc.	6,547	22,915
*	Axcelis Technologies, Inc.	36,881	1,531,668
*	AXT, Inc.	45,804	451,627
	Badger Meter, Inc.	37,233	3,477,190
	Bel Fuse, Inc., Class A	1,600	30,256
	Bel Fuse, Inc., Class B	9,580	190,929
	Belden, Inc.	42,634	1,845,200
	Benchmark Electronics, Inc.	42,741	1,283,085
	BK Technologies Corp.	766	3,531
*	Black Knight, Inc.	67,365	4,878,573
*	Blackbaud, Inc.	27,523	1,957,436
#*	Blackline, Inc.	9,804	1,137,852
*	Bm Technologies, Inc.	4,560	44,734
*	Bottomline Technologies De, Inc.	17,340	842,030
#*	Box, Inc., Class A	4,618	98,363
*	Brightcove, Inc.	10,100	146,652
	Broadcom, Inc.	81,865	37,346,813
	Broadridge Financial Solutions, Inc.	58,348	9,255,743
	Brooks Automation, Inc.	64,249	6,510,351
*	Cadence Design Systems, Inc.	96,715	12,744,136
*	CalAmp Corp.	32,435	445,981
*	Calix, Inc.	55,382	2,342,105
*	Cambium Networks Corp.	1,682	100,920
*	Cardtronics P.L.C., Class A	48,889	1,898,849
	Cass Information Systems, Inc.	13,663	626,995
	CDK Global, Inc.	52,612	2,819,477
	CDW Corp.	75,620	13,485,315
#*	Cerence, Inc.	28,413	2,739,297
*	Ceridian HCM Holding, Inc.	966	91,268
*	CEVA, Inc.	19,824	1,099,043
*	ChannelAdvisor Corp.	18,912	399,989
*	Ciena Corp.	148,389	7,489,193
*	Cirrus Logic, Inc.	67,083	4,991,646
	Cisco Systems, Inc.	1,202,069	61,197,333
	Citrix Systems, Inc.	37,090	4,593,597
*	Clearfield, Inc.	7,734	265,663
*	Cloudera, Inc.	74,607	946,763

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CMC Materials, Inc.	26,019	$4,772,665
	Cognex Corp.	63,600	5,477,232
	Cognizant Technology Solutions Corp., Class A	165,341	13,293,416
*	Cognyte Software Ltd.	52,741	1,378,122
*	Coherent, Inc.	21,708	5,643,863
*	Cohu, Inc.	48,266	1,931,123
*	CommScope Holding Co., Inc.	101,469	1,669,165
#	Communications Systems, Inc.	6,432	41,808
*	CommVault Systems, Inc.	12,356	858,866
*	Computer Task Group, Inc.	11,157	110,454
	Comtech Telecommunications Corp.	23,666	567,511
*	Concentrix Corp.	51,940	8,070,437
*	Conduent, Inc.	177,223	1,205,116
*	Cornerstone OnDemand, Inc.	11,984	530,472
	Corning, Inc.	330,281	14,601,723
*	Coupa Software, Inc.	4,016	1,080,465
#*	Cree, Inc.	80,541	8,007,386
	CSG Systems International, Inc.	39,407	1,812,328
	CTS Corp.	32,666	1,062,298
*	CyberOptics Corp.	4,601	151,787
	Daktronics, Inc.	41,951	258,838
*	Data I/O Corp.	5,845	31,505
*	Dell Technologies, Inc., Class C	45,640	4,487,781
*	Digi International, Inc.	31,463	562,244
*	Digital Turbine, Inc.	27,760	2,093,937
*	Diodes, Inc.	61,938	4,757,458
*	DocuSign, Inc.	9,541	2,127,071
	Dolby Laboratories, Inc., Class A	46,631	4,731,648
*	Dropbox, Inc., Class A	155,978	4,008,635
*	DSP Group, Inc.	20,898	290,273
	DXC Technology Co.	144,247	4,747,169
*	DZS, Inc.	15,810	237,466
	Ebix, Inc.	29,065	875,147
*	EchoStar Corp., Class A	37,483	916,459
*	eGain Corp.	3,704	36,410
*	EMCORE Corp.	21,229	132,257
*	Enphase Energy, Inc.	56,172	7,821,951
	Entegris, Inc.	136,196	15,332,946
*	Envestnet, Inc.	18,144	1,339,572
*	EPAM Systems, Inc.	20,040	9,173,310
*	ePlus, Inc.	15,713	1,576,957
*	Euronet Worldwide, Inc.	45,560	6,534,671
	EVERTEC, Inc.	68,184	2,720,542
*	Evo Payments, Inc., Class A	2,600	74,126
*	ExlService Holdings, Inc.	32,456	2,998,285
*	F5 Networks, Inc.	26,777	5,000,873
*	Fabrinet	50,623	4,334,341
*	Fair Isaac Corp.	24,279	12,659,313
*	FARO Technologies, Inc.	19,942	1,512,501
	Fidelity National Information Services, Inc.	101,743	15,556,505
*	FireEye, Inc.	58,130	1,155,334
*	First Solar, Inc.	78,838	6,033,472
*	Fiserv, Inc.	96,747	11,621,250
*	FleetCor Technologies, Inc.	42,708	12,287,946
*	Flex, Ltd.	361,541	6,290,813
	FLIR Systems, Inc.	116,230	6,970,313
*	FormFactor, Inc.	97,115	3,802,052
*	Fortinet, Inc.	47,989	9,800,793
*	Frequency Electronics, Inc.	4,145	44,517

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Gartner, Inc.	36,519	$7,153,342
#*	Genasys, Inc.	6,445	40,281
	Genpact, Ltd.	169,717	8,066,649
	Global Payments, Inc.	83,392	17,898,425
*	Globant SA	16,454	3,770,928
*	GoDaddy, Inc., Class A	36,408	3,160,943
*	GSI Technology, Inc.	14,940	88,146
#*	GTT Communications, Inc.	55,017	88,577
#*	Guidewire Software, Inc.	20,883	2,203,365
	Hackett Group, Inc. (The)	31,360	521,517
*	Harmonic, Inc.	87,598	685,016
	Hewlett Packard Enterprise Co.	616,923	9,883,106
	HP, Inc.	243,212	8,295,961
*	HubSpot, Inc.	5,559	2,926,536
*	Ichor Holdings, Ltd.	22,161	1,235,919
*	Identiv, Inc.	1,600	25,520
*	IEC Electronics Corp.	4,588	55,928
#*	II-VI, Inc.	54,088	3,631,468
#*	Immersion Corp.	29,118	249,541
#*	Infinera Corp.	171,116	1,577,690
*	Information Services Group, Inc.	22,709	103,326
*	Insight Enterprises, Inc.	40,341	4,049,026
	Intel Corp.	1,824,849	104,983,563
	InterDigital, Inc.	29,241	2,029,910
	International Business Machines Corp.	253,782	36,006,590
*	inTEST Corp.	2,800	33,964
*	Intevac, Inc.	13,969	89,541
	Intuit, Inc.	39,649	16,341,732
*	IPG Photonics Corp.	38,485	8,355,478
*	Iteris, Inc.	21,217	143,215
*	Itron, Inc.	38,719	3,482,387
#*	j2 Global, Inc.	47,959	5,803,039
	Jabil, Inc.	243,345	12,756,145
	Jack Henry & Associates, Inc.	39,557	6,441,066
	Juniper Networks, Inc.	156,518	3,973,992
*	Key Tronic Corp.	5,745	39,985
*	Keysight Technologies, Inc.	99,200	14,319,520
*	Kimball Electronics, Inc.	17,079	392,988
	KLA Corp.	59,798	18,857,299
*	Knowles Corp.	103,630	2,165,867
	Kulicke & Soffa Industries, Inc.	80,636	4,584,157
*	KVH Industries, Inc.	13,737	183,938
	Lam Research Corp.	72,514	44,991,311
*	Lattice Semiconductor Corp.	105,544	5,309,919
#*	Limelight Networks, Inc.	97,014	303,654
	Littelfuse, Inc.	18,826	4,993,408
*	LiveRamp Holdings, Inc.	75,374	3,691,819
#*	Lumentum Holdings, Inc.	35,153	2,989,763
*	Luna Innovations, Inc.	21,473	243,504
*	MACOM Technology Solutions Holdings, Inc.	50,146	2,838,765
*	Magnachip Semiconductor Corp.	16,223	405,737
*	Manhattan Associates, Inc.	66,598	9,139,910
	Marvell Technology, Inc.	313,143	14,157,195
	Mastercard, Inc., Class A	216,100	82,563,166
	Maxim Integrated Products, Inc.	86,501	8,131,094
	MAXIMUS, Inc.	65,681	6,019,007
*	MaxLinear, Inc.	66,478	2,392,543
	Methode Electronics, Inc.	41,613	1,869,672
	Microchip Technology, Inc.	87,486	13,148,271

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Micron Technology, Inc.	452,390	$38,937,207
	Microsoft Corp.	1,706,556	430,359,292
#*	MicroStrategy, Inc., Class A	7,544	4,957,615
*	Mimecast, Ltd.	7,559	328,212
#*	Mitek Systems, Inc.	23,421	379,654
	MKS Instruments, Inc.	54,977	9,846,930
#*	Model N, Inc.	2,670	106,213
*	MoneyGram International, Inc.	36,997	255,279
#*	MongoDB, Inc.	2,811	836,160
	Monolithic Power Systems, Inc.	16,510	5,966,384
	Motorola Solutions, Inc.	35,174	6,623,264
#*	Napco Security Technologies, Inc.	7,089	236,135
	National Instruments Corp.	70,927	2,937,087
*	NCR Corp.	95,736	4,379,922
*	NeoPhotonics Corp.	41,502	388,459
	NetApp, Inc.	122,597	9,156,770
*	NETGEAR, Inc.	33,044	1,229,567
*	Netscout Systems, Inc.	82,859	2,170,492
*	NetSol Technologies, Inc.	3,510	15,269
	Network-1 Technologies, Inc.	8,087	26,364
*	nLight, Inc.	1,521	44,626
	NortonLifeLock, Inc.	162,399	3,509,442
*	Novanta, Inc.	28,541	3,759,135
#*	Nuance Communications, Inc.	148,321	7,886,228
	NVE Corp.	3,642	278,722
	NVIDIA Corp.	71,917	43,177,528
*	Okta, Inc.	7,869	2,122,269
*	ON Semiconductor Corp.	440,330	17,172,870
*	OneSpan, Inc.	37,651	1,009,423
*	Onto Innovation, Inc.	61,238	4,196,028
	Oracle Corp.	657,349	49,820,481
*	OSI Systems, Inc.	20,736	2,002,476
*	Palo Alto Networks, Inc.	5,065	1,789,920
#*	PAR Technology Corp.	8,164	670,591
	Paychex, Inc.	119,225	11,623,245
*	Paycom Software, Inc.	37,116	14,267,762
*	Paylocity Holding Corp.	22,325	4,314,083
*	PayPal Holdings, Inc.	103,713	27,202,883
	PC Connection, Inc.	33,214	1,506,255
	PC-Tel, Inc.	14,847	99,178
*	PDF Solutions, Inc.	32,204	570,977
	Pegasystems, Inc.	23,264	2,953,132
*	Perficient, Inc.	47,526	3,118,181
	Perspecta, Inc.	78,844	2,307,764
*	PFSweb, Inc.	15,487	113,055
*	Photronics, Inc.	80,157	1,017,994
*	Pixelworks, Inc.	15,908	46,929
*	Plexus Corp.	36,434	3,367,959
	Power Integrations, Inc.	44,334	3,671,299
	Progress Software Corp.	58,751	2,565,069
*	Proofpoint, Inc.	7,261	1,249,691
*	PTC, Inc.	21,547	2,821,364
*	Pure Storage, Inc., Class A	58,228	1,177,370
#*	Q2 Holdings, Inc.	8,143	847,035
	QAD, Inc., Class A	8,284	585,596
	QAD, Inc., Class B	1,920	89,126
*	Qorvo, Inc.	79,280	14,918,118
	QUALCOMM, Inc.	405,618	56,299,778
#*	Qualys, Inc.	22,382	2,268,640

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rambus, Inc.	128,200	$2,433,236
*	Ribbon Communications, Inc.	118,289	798,451
	Richardson Electronics, Ltd.	8,608	65,507
#*	RingCentral, Inc., Class A	6,933	2,211,280
*	Rogers Corp.	18,677	3,657,704
#	Sabre Corp.	106,832	1,600,343
*	Sailpoint Technologies Holdings, Inc.	18,146	886,069
*	salesforce.com, Inc.	40,698	9,373,563
*	Sanmina Corp.	79,257	3,236,856
	Sapiens International Corp. NV	16,847	545,169
*	ScanSource, Inc.	24,269	733,652
	Seagate Technology P.L.C.	128,616	11,940,709
*	SecureWorks Corp., Class A	4,100	53,341
*	Semtech Corp.	54,038	3,660,534
*	ServiceNow, Inc.	6,357	3,218,994
*	Silicon Laboratories, Inc.	21,126	2,977,710
	Skyworks Solutions, Inc.	103,109	18,696,755
*	SMART Global Holdings, Inc.	26,976	1,244,942
*	SolarEdge Technologies, Inc.	51,220	13,498,519
#*	SolarWinds Corp.	3,400	57,324
*	Splunk, Inc.	7,924	1,001,752
*	SPS Commerce, Inc.	18,581	1,903,438
#*	Square, Inc., Class A	9,357	2,290,781
	SS&C Technologies Holdings, Inc.	98,354	7,299,834
*	StarTek, Inc.	29,265	237,924
*	Stratasys, Ltd.	55,713	1,248,528
*	Super Micro Computer, Inc.	8,627	319,372
*	SVMK, Inc.	5,662	101,859
#	Switch, Inc., Class A	19,439	360,982
*	Sykes Enterprises, Inc.	48,314	2,117,603
#*	Synaptics, Inc.	35,861	5,015,878
*	Synchronoss Technologies, Inc.	30,922	103,279
	SYNNEX Corp.	51,940	6,295,128
*	Synopsys, Inc.	44,219	10,924,746
	TE Connectivity, Ltd.	138,764	18,659,595
*	Teradata Corp.	102,651	5,078,145
	Teradyne, Inc.	128,658	16,092,543
*	TESSCO Technologies, Inc.	6,626	47,906
	Texas Instruments, Inc.	256,744	46,344,859
*	Trade Desk, Inc. (The), Class A	8,174	5,961,380
*	TransAct Technologies, Inc.	6,652	84,547
*	Trimble, Inc.	75,411	6,183,702
	TTEC Holdings, Inc.	53,567	5,449,371
*	TTM Technologies, Inc.	118,374	1,775,610
*	Twilio, Inc., Class A	21,721	7,988,984
*	Tyler Technologies, Inc.	6,954	2,954,476
#	Ubiquiti, Inc.	26,433	7,542,128
*	Ultra Clean Holdings, Inc.	44,751	2,285,434
*	Unisys Corp.	20,516	492,384
	Universal Display Corp.	11,976	2,678,911
*	Upland Software, Inc.	4,874	241,555
#*	Veeco Instruments, Inc.	47,481	1,092,538
*	Verint Systems, Inc.	52,741	2,561,630
*	VeriSign, Inc.	25,382	5,552,820
#*	Verra Mobility Corp.	18,567	249,540
#*	ViaSat, Inc.	39,920	2,067,457
*	Viavi Solutions, Inc.	203,831	3,334,675
#	Visa, Inc., Class A	398,435	93,058,479
	Vishay Intertechnology, Inc.	154,020	3,784,271

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vishay Precision Group, Inc.	10,529	$335,665
#*	VMware, Inc., Class A	13,167	2,117,649
*	Vontier Corp.	43,583	1,365,891
	Wayside Technology Group, Inc.	3,335	81,708
	Western Digital Corp.	116,864	8,254,104
	Western Union Co. (The)	159,873	4,118,328
#*	WEX, Inc.	24,105	4,946,587
*	Workday, Inc., Class A	3,900	963,300
	Xerox Holdings Corp.	133,160	3,214,482
	Xilinx, Inc.	95,771	12,254,857
	Xperi Holding Corp.	106,145	2,181,280
*	Zebra Technologies Corp., Class A	39,129	19,084,778
#*	Zendesk, Inc.	6,772	989,728
*	Zix Corp.	10,988	86,640
#*	Zscaler, Inc.	4,824	905,175

TOTAL INFORMATION TECHNOLOGY			3,007,729,155

MATERIALS — (4.5%)
*	Advanced Emissions Solutions, Inc.	1,692	7,952
*	AdvanSix, Inc.	26,357	766,462
*	AgroFresh Solutions, Inc.	19,213	40,732
	Air Products & Chemicals, Inc.	39,001	11,251,008
	Albemarle Corp.	63,888	10,744,045
*	Alcoa Corp.	128,154	4,695,563
*	Allegheny Technologies, Inc.	98,654	2,294,692
	Amcor P.L.C.	554,262	6,512,579
	American Vanguard Corp.	35,319	698,610
*	Ampco-Pittsburgh Corp.	3,640	27,555
	AptarGroup, Inc.	73,152	11,032,053
*	Arconic Corp.	51,172	1,463,519
	Ashland Global Holdings, Inc.	39,372	3,394,260
	Avery Dennison Corp.	73,397	15,719,435
	Avient Corp.	84,660	4,298,188
*	Axalta Coating Systems, Ltd.	211,617	6,748,466
	Balchem Corp.	30,150	3,834,779
	Ball Corp.	177,559	16,626,625
*	Berry Global Group, Inc.	109,212	6,948,067
	Cabot Corp.	57,740	3,168,771
	Carpenter Technology Corp.	45,084	1,707,331
	Celanese Corp.	75,964	11,899,761
*	Century Aluminum Co.	96,028	1,503,798
	CF Industries Holdings, Inc.	115,649	5,624,011
	Chase Corp.	9,126	1,080,883
	Chemours Co. (The)	108,352	3,272,230
*	Clearwater Paper Corp.	18,322	613,054
#	Cleveland-Cliffs, Inc.	391,743	6,996,530
*	Coeur Mining, Inc.	272,708	2,203,481
	Commercial Metals Co.	132,653	3,876,121
	Compass Minerals International, Inc.	33,932	2,304,661
*	Contango ORE, Inc.	780	16,575
*	Core Molding Technologies, Inc.	6,699	73,756
	Corteva, Inc.	213,081	10,389,830
	Crown Holdings, Inc.	96,831	10,632,044
	Domtar Corp.	63,134	2,488,742
	Dow, Inc.	256,349	16,021,812
	DuPont de Nemours, Inc.	74,761	5,764,821
	Eagle Materials, Inc.	33,680	4,652,555
	Eastman Chemical Co.	69,993	8,076,492
	Ecolab, Inc.	31,741	7,113,793

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Element Solutions, Inc.	281,259	$6,153,947
*	Ferro Corp.	95,369	1,588,848
»	Ferroglobe Representation & Warranty Insurance Trust	47,466	0
*	Flotek Industries, Inc.	21,184	32,200
	FMC Corp.	55,416	6,552,388
*	Forterra, Inc.	3,194	74,931
	Fortitude Gold Corp.	18,826	95,071
	Freeport-McMoRan, Inc.	545,789	20,581,703
	Friedman Industries, Inc.	5,121	41,787
	FutureFuel Corp.	43,253	549,313
*	GCP Applied Technologies, Inc.	67,994	1,746,766
	Glatfelter Corp.	48,803	718,380
	Gold Resource Corp.	65,892	177,249
	Graphic Packaging Holding Co.	327,906	6,082,656
	Greif, Inc., Class A	29,258	1,770,402
	Greif, Inc., Class B	12,847	768,379
	Hawkins, Inc.	23,894	796,865
	Haynes International, Inc.	11,807	345,237
	HB Fuller Co.	57,657	3,852,641
	Hecla Mining Co.	255,507	1,510,046
	Huntsman Corp.	232,720	6,672,082
*	Ingevity Corp.	34,911	2,725,851
	Innospec, Inc.	25,734	2,506,749
	International Flavors & Fragrances, Inc.	84,355	11,992,750
	International Paper Co.	194,711	11,293,238
*	Intrepid Potash, Inc.	11,849	381,064
	Kaiser Aluminum Corp.	12,565	1,513,706
*	Koppers Holdings, Inc.	23,341	775,855
*	Kraton Corp.	30,073	1,075,410
	Kronos Worldwide, Inc.	77,107	1,310,819
	Linde P.L.C.	58,373	16,685,338
#*	Livent Corp.	138,454	2,494,941
	Louisiana-Pacific Corp.	108,552	7,151,406
*	LSB Industries, Inc.	20,812	124,664
	LyondellBasell Industries NV, Class A	147,789	15,331,631
	Martin Marietta Materials, Inc.	26,524	9,366,155
	Materion Corp.	24,850	1,759,629
	Mercer International, Inc.	77,089	1,271,198
	Minerals Technologies, Inc.	38,676	3,022,143
	Mosaic Co. (The)	153,756	5,409,136
	Myers Industries, Inc.	41,536	937,052
	Neenah, Inc.	17,675	939,780
	NewMarket Corp.	7,928	2,747,766
	Newmont Corp.	176,118	10,991,524
#	Nexa Resources SA	3,500	36,190
	Northern Technologies International Corp.	5,456	84,841
	Nucor Corp.	154,400	12,700,944
*	O-I Glass, Inc.	111,632	1,840,812
	Olin Corp.	175,728	7,561,576
	Olympic Steel, Inc.	13,520	392,756
	Packaging Corp. of America	63,610	9,392,017
	PPG Industries, Inc.	115,789	19,827,708
	PQ Group Holdings, Inc.	3,040	42,560
#	Quaker Chemical Corp.	98	23,750
*	Ramaco Resources, Inc.	6,117	24,774
*	Rayonier Advanced Materials, Inc.	59,794	543,527
	Reliance Steel & Aluminum Co.	71,129	11,402,690
*	Resolute Forest Products, Inc.	81,244	1,098,419
	Royal Gold, Inc.	47,315	5,292,656

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	RPM International, Inc.	99,801	$9,465,127
*	Ryerson Holding Corp.	35,653	566,170
	Schnitzer Steel Industries, Inc., Class A	30,228	1,427,064
	Schweitzer-Mauduit International, Inc.	36,271	1,656,497
	Scotts Miracle-Gro Co. (The)	49,063	11,341,403
	Sealed Air Corp.	74,941	3,702,085
	Sensient Technologies Corp.	39,299	3,231,950
	Sherwin-Williams Co. (The)	66,066	18,093,495
	Silgan Holdings, Inc.	128,720	5,428,122
	Sonoco Products Co.	103,065	6,746,635
	Southern Copper Corp.	22,465	1,559,296
	Steel Dynamics, Inc.	195,556	10,603,046
	Stepan Co.	28,889	3,774,637
*	Summit Materials, Inc., Class A	127,123	3,659,871
	SunCoke Energy, Inc.	77,825	525,319
*	Synalloy Corp.	5,922	53,949
*	TimkenSteel Corp.	43,254	519,913
*	Trecora Resources	20,945	158,973
	Tredegar Corp.	34,968	511,232
	Trinseo SA	36,620	2,267,144
	Tronox Holdings P.L.C., Class A	134,948	2,860,898
*	UFP Technologies, Inc.	5,584	279,535
	United States Lime & Minerals, Inc.	5,417	748,521
	United States Steel Corp.	191,001	4,394,933
*	Universal Stainless & Alloy Products, Inc.	8,334	76,173
*	US Concrete, Inc.	16,084	1,019,886
	Valvoline, Inc.	121,136	3,803,670
*	Venator Materials P.L.C.	46,253	214,151
	Verso Corp., Class A	31,659	488,815
	Vulcan Materials Co.	44,838	7,991,925
	Warrior Met Coal, Inc.	52,602	833,742
	Westlake Chemical Corp.	79,109	7,427,544
	WestRock Co.	130,615	7,281,786
	Worthington Industries, Inc.	53,101	3,465,371
	WR Grace & Co.	40,003	2,749,406

TOTAL MATERIALS			587,697,842

REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	7,133	44,938
*	BBX Capital, Inc.	5,541	34,908
*	CBRE Group, Inc., Class A	175,189	14,926,103
*	CKX Lands, Inc.	39	471
#*	Cushman & Wakefield P.L.C.	3,597	61,149
#*	eXp World Holdings, Inc.	34,821	1,196,450
*	Five Point Holdings LLC, Class A	3,182	22,847
*	Forestar Group, Inc.	6,970	176,620
*	FRP Holdings, Inc.	10,189	517,194
*	Howard Hughes Corp. (The)	32,393	3,496,500
	Indus Realty Trust, Inc.	3,122	195,125
*	Jones Lang LaSalle, Inc.	42,425	7,972,082
	Kennedy-Wilson Holdings, Inc.	153,377	3,151,897
*	Marcus & Millichap, Inc.	36,425	1,286,531
	Newmark Group, Inc., Class A	167,531	1,800,958
*	Rafael Holdings, Inc., Class B	16,232	671,031
	RE/MAX Holdings, Inc., Class A	20,093	738,016
#*	Redfin Corp.	12,514	885,741
	RMR Group, Inc. (The), Class A	12,001	475,000
	St Joe Co. (The)	60,104	2,752,162
*	Stratus Properties, Inc.	7,316	257,157
*	Tejon Ranch Co.	29,287	463,320

TOTAL REAL ESTATE			41,126,200

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (1.6%)
	AES Corp. (The)	192,756	$5,362,472
	ALLETE, Inc.	24,427	1,718,684
	Alliant Energy Corp.	46,351	2,603,536
	Ameren Corp.	53,056	4,501,271
	American Electric Power Co., Inc.	37,600	3,335,496
	American States Water Co.	26,118	2,068,284
	American Water Works Co., Inc.	39,126	6,103,265
	Artesian Resources Corp., Class A	6,355	257,060
#	Atlantica Sustainable Infrastructure P.L.C.	92,208	3,554,618
	Atmos Energy Corp.	35,933	3,722,299
#	Avangrid, Inc.	24,409	1,242,418
	Avista Corp.	39,964	1,839,143
	Black Hills Corp.	40,178	2,771,478
	Brookfield Renewable Corp., Class A	29,437	1,221,047
	California Water Service Group	43,571	2,559,796
	CenterPoint Energy, Inc.	130,053	3,184,998
	Chesapeake Utilities Corp.	14,778	1,751,489
	Clearway Energy, Inc., Class A	17,052	453,242
	Clearway Energy, Inc., Class C	47,356	1,358,644
	CMS Energy Corp.	57,732	3,717,364
	Consolidated Edison, Inc.	46,085	3,567,440
	Consolidated Water Co., Ltd.	8,030	94,513
	Dominion Energy, Inc.	63,687	5,088,591
	DTE Energy Co.	40,700	5,698,814
	Duke Energy Corp.	55,681	5,606,520
	Edison International	78,669	4,676,872
	Entergy Corp.	43,092	4,709,525
	Essential Utilities, Inc.	70,122	3,304,850
	Evergy, Inc.	77,224	4,940,019
	Eversource Energy	53,161	4,583,541
	Exelon Corp.	162,004	7,280,460
	FirstEnergy Corp.	103,818	3,936,779
	Genie Energy, Ltd., Class B	15,076	84,426
	Hawaiian Electric Industries, Inc.	46,687	2,010,342
	IDACORP, Inc.	27,260	2,793,605
	MDU Resources Group, Inc.	130,696	4,373,088
	MGE Energy, Inc.	27,121	2,028,922
	Middlesex Water Co.	14,184	1,163,372
	National Fuel Gas Co.	37,254	1,850,034
	New Jersey Resources Corp.	65,976	2,767,693
	NextEra Energy, Inc.	149,544	11,591,155
	NiSource, Inc.	106,538	2,772,119
	Northwest Natural Holding Co.	21,381	1,152,864
	NorthWestern Corp.	39,247	2,669,973
	NRG Energy, Inc.	176,581	6,325,131
	OGE Energy Corp.	77,354	2,596,000
	ONE Gas, Inc.	29,343	2,361,231
	Ormat Technologies, Inc.	52,901	3,830,032
	Otter Tail Corp.	35,298	1,667,125
#*	PG&E Corp.	172,125	1,948,455
	Pinnacle West Capital Corp.	23,622	1,999,602
	PNM Resources, Inc.	53,875	2,659,270
	Portland General Electric Co.	53,704	2,731,385
	PPL Corp.	156,485	4,558,408
	Public Service Enterprise Group, Inc.	63,640	4,019,502

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
* Pure Cycle Corp.	13,614	$207,886
RGC Resources, Inc.	4,261	92,421
Sempra Energy	21,416	2,946,199
SJW Group	21,754	1,425,975
South Jersey Industries, Inc.	65,039	1,609,715
Southern Co. (The)	79,663	5,271,301
Southwest Gas Holdings, Inc.	25,612	1,785,669
# Spark Energy, Inc., Class A	6,094	64,475
Spire, Inc.	23,955	1,804,770
* Sunnova Energy International, Inc.	31,717	1,120,244
UGI Corp.	89,981	3,933,070
Unitil Corp.	12,237	705,218
Vistra Corp.	301,130	5,080,063
WEC Energy Group, Inc.	42,285	4,108,833
Xcel Energy, Inc.	56,192	4,006,490
York Water Co. (The)	9,812	506,692

TOTAL UTILITIES		211,437,283

TOTAL COMMON STOCKS		12,907,475,546

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	9,450	252,788

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	8,912	932,195

INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note	26,110	828,731

TOTAL PREFERRED STOCKS		2,013,714

RIGHTS/WARRANTS — (0.0%)

ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/24	1,207	0

TOTAL INVESTMENT SECURITIES (Cost $5,135,141,558)		12,909,489,260

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	39,193,881	39,193,881

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	11,525,190	133,346,449

TOTAL INVESTMENTS — (100.0%) (Cost $5,307,663,615)		$13,082,029,590

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$966,573,494	—	—	$966,573,494
Consumer Discretionary	1,697,782,066	$6,195	—	1,697,788,261

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$688,455,043	—	—	$688,455,043
Energy	352,744,176	—	—	352,744,176
Financials	1,976,155,526	$4,345	—	1,976,159,871
Health Care	1,499,588,983	626,175	—	1,500,215,158
Industrials	1,877,549,063	—	—	1,877,549,063
Information Technology	3,007,729,155	—	—	3,007,729,155
Materials	587,697,842	—	—	587,697,842
Real Estate	41,126,200	—	—	41,126,200
Utilities	211,437,283	—	—	211,437,283
Preferred Stocks
Communication Services	252,788	—	—	252,788
Consumer Discretionary	932,195	—	—	932,195
Industrials	828,731	—	—	828,731
Temporary Cash Investments	39,193,881	—	—	39,193,881
Securities Lending Collateral	—	133,346,449	—	133,346,449

TOTAL	$12,948,046,426	$133,983,164	—	$13,082,029,590

See accompanying Notes to Financial Statements.

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (5.9%)
AMP, Ltd.	314,905	$270,424
Aurizon Holdings, Ltd.	691,734	1,990,097
Australia & New Zealand Banking Group, Ltd.	1,740,431	38,401,352
BlueScope Steel, Ltd.	905,558	14,970,374
* Boral, Ltd.	878,556	4,184,564
Cleanaway Waste Management, Ltd.	1,300,386	2,850,863
* Crown Resorts, Ltd.	78,771	739,713
Fortescue Metals Group, Ltd.	119,977	2,075,759
Harvey Norman Holdings, Ltd.	940,640	3,815,871
* Incitec Pivot, Ltd.	479,229	972,792
Lendlease Corp., Ltd.	244,173	2,385,989
National Australia Bank, Ltd.	1,731,191	35,427,395
Newcrest Mining, Ltd.	132,027	2,698,373
Oil Search, Ltd.	1,809,793	5,227,405
Origin Energy, Ltd.	902,321	2,885,244
QBE Insurance Group, Ltd.	103,019	779,294
Qube Holdings, Ltd.	713,630	1,652,426
Santos, Ltd.	2,343,697	12,441,307
South32, Ltd.	2,494,022	5,490,706
Suncorp Group, Ltd.	760,291	6,148,898
Tabcorp Holdings, Ltd.	1,120,622	4,272,764
TPG Telecom, Ltd.	2,524	10,716
Westpac Banking Corp.	2,029,506	39,109,944
Woodside Petroleum, Ltd.	462,440	8,065,264
Worley, Ltd.	135,148	1,121,442

TOTAL AUSTRALIA		197,988,976

AUSTRIA — (0.1%)
* Erste Group Bank AG	43,698	1,553,125

BELGIUM — (0.8%)
Ageas SA	113,113	6,841,057
* KBC Group NV	161,346	12,518,599
Solvay SA	51,213	6,512,374
UCB SA	9,463	876,255

TOTAL BELGIUM		26,748,285

CANADA — (8.9%)
Bank of Montreal 063671101	423,189	39,923,650
Bank of Montreal 063671952	109,904	10,372,992
Bank of Nova Scotia (The) 064149107	367,600	23,412,444
Bank of Nova Scotia (The) 064149958	238,127	15,163,487
Barrick Gold Corp.	27,367	583,120
Cameco Corp. 13321L108	18,665	313,759
Canadian Imperial Bank of Commerce 136069101	91,891	9,552,988
Canadian Imperial Bank of Commerce 136069952	243,322	25,295,273
Canadian Natural Resources, Ltd.	1,106,408	33,612,675
Cenovus Energy, Inc.	157,146	1,221,024
Fairfax Financial Holdings, Ltd.	17,420	7,958,934
First Quantum Minerals, Ltd.	347,429	8,007,690
Great-West Lifeco, Inc.	53,764	1,558,922
Imperial Oil, Ltd.	119,531	3,460,422
Keyera Corp.	4,100	93,765
Kinross Gold Corp.	1,333,085	9,381,431

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Lundin Mining Corp.	719,241	$8,689,524
	Magna International, Inc.	180,283	17,022,321
	Manulife Financial Corp.	62,135	1,356,794
	Manulife Financial Corp.	874,417	19,106,012
	Nutrien, Ltd.	9,402	518,997
	Nutrien, Ltd.	322,344	17,790,176
	Onex Corp.	16,306	1,091,666
	Pembina Pipeline Corp.	224,681	6,933,656
	SNC-Lavalin Group, Inc.	504	11,272
	Sun Life Financial, Inc.	52,370	2,824,838
	Suncor Energy, Inc.	372,782	7,973,349
	Suncor Energy, Inc.	593,113	12,704,481
	Teck Resources, Ltd., Class B	8,888	188,079
	Teck Resources, Ltd., Class B	274,055	5,801,744
	Toronto-Dominion Bank (The)	35,156	2,416,859
	Toronto-Dominion Bank (The)	15,133	1,040,394
	Yamana Gold, Inc.	278,738	1,279,407

TOTAL CANADA			296,662,145

DENMARK — (2.8%)
	AP Moller - Maersk A.S., Class A	963	2,262,736
	AP Moller - Maersk A.S., Class B	1,136	2,825,944
	Carlsberg A.S., Class B	83,957	14,729,418
	Danske Bank A.S.	156,866	2,981,665
#*	Demant A.S.	30,595	1,531,640
	DSV Panalpina A.S.	128,852	28,706,953
*	Genmab A.S.	16,748	6,145,880
	GN Store Nord A.S.	3,851	347,311
	H Lundbeck A.S.	59,359	1,827,840
	Novozymes A.S., Class B	37,158	2,635,341
	Rockwool International A.S., Class A	39	15,221
#	Rockwool International A.S., Class B	1,851	827,948
	Tryg A.S.	93,160	2,130,280
	Vestas Wind Systems A/S	662,090	27,305,582

TOTAL DENMARK			94,273,759

FINLAND — (1.1%)
	Fortum Oyj	190,680	5,010,841
*	Nokia Oyj	1,247,735	5,910,463
	Nordea Bank Abp	874,513	9,063,959
	Nordea Bank Abp	408,197	4,222,799
	Stora Enso Oyj, Class R	388,174	7,426,721
	UPM-Kymmene Oyj	115,446	4,514,761

TOTAL FINLAND			36,149,544

FRANCE — (9.1%)
*	Aeroports de Paris	2,870	367,884
*	Amundi SA	26,289	2,342,836
	Arkema SA	84,597	10,576,049
*	Atos SE	67,884	4,622,875
	AXA SA	459,467	12,977,656
*	BNP Paribas SA	448,190	28,736,909
	Bollore SA	476,146	2,403,979
	Bouygues SA	299,451	12,833,098
	Carrefour SA	722,566	13,993,931
*	Cie de Saint-Gobain	501,569	31,646,562
	Cie Generale des Etablissements Michelin SCA	174,933	25,312,907
	CNP Assurances	104,251	1,823,426

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Credit Agricole SA	230,464	$3,564,865
*	Dassault Aviation SA	515	561,056
*	Eiffage SA	39,828	4,362,659
*	Electricite de France SA	440,790	6,431,635
*	Engie SA	701,731	10,452,595
	EssilorLuxottica SA	38,130	6,346,349
*	Faurecia SE	40,127	2,167,944
	Iliad SA	8,304	1,507,902
*	Natixis SA	356,004	1,738,368
	Orange SA	1,367,358	17,028,001
	Publicis Groupe SA	149,000	9,643,262
*	Renault SA	96,436	3,887,169
	Sanofi	58,732	6,157,596
*	Societe Generale SA	359,911	10,238,451
	Total SE	1,529,588	67,604,357
	Valeo SA	20,298	657,776
	Vivendi SE	104,725	3,650,766

TOTAL FRANCE			303,638,863

GERMANY — (6.9%)
	Allianz SE	152,041	39,472,402
	BASF SE	165,824	13,363,965
	Bayer AG	161,632	10,458,934
	Bayerische Motoren Werke AG	248,207	24,872,865
*	Commerzbank AG	36,489	240,613
*	Continental AG	40,160	5,427,195
	Covestro AG	65,780	4,301,973
	Daimler AG	643,382	57,260,175
*	Deutsche Bank AG	331,426	4,617,178
*	Deutsche Bank AG	386,315	5,408,410
	Evonik Industries AG	113,139	3,960,889
	Fresenius SE & Co., KGaA	208,018	10,223,937
	Hapag-Lloyd AG	8,149	1,481,356
	HeidelbergCement AG	102,336	9,377,382
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,587	5,370,416
	RWE AG	342,102	12,990,246
*	Talanx AG	51,657	2,176,449
	Telefonica Deutschland Holding AG	592,273	1,721,246
	Uniper SE	205,097	7,483,617
	Volkswagen AG	26,325	8,357,460

TOTAL GERMANY			228,566,708

HONG KONG — (2.2%)
	Bank of East Asia, Ltd. (The)	176,581	370,241
	BOC Aviation, Ltd.	321,000	2,889,458
	BOC Hong Kong Holdings, Ltd.	996,000	3,502,183
#*	Cathay Pacific Airways, Ltd.	1,400,727	1,231,728
	CK Asset Holdings, Ltd.	1,741,000	10,899,733
	CK Hutchison Holdings, Ltd.	1,593,348	13,022,594
	CK Infrastructure Holdings, Ltd.	119,500	730,680
	Hang Lung Properties, Ltd.	1,132,000	3,088,342
	Henderson Land Development Co., Ltd.	572,730	2,545,627
	HKT Trust & HKT, Ltd.	1,510,000	2,192,498
	Kerry Properties, Ltd.	284,500	958,568
	MTR Corp., Ltd.	520,211	2,897,282
	New World Development Co., Ltd.	1,220,199	6,456,888
	Sino Land Co., Ltd.	1,231,486	1,828,936
	SJM Holdings, Ltd.	1,060,000	1,368,837

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
HONG KONG — (Continued)
Sun Hung Kai Properties, Ltd.	795,934	$11,972,719
Swire Pacific, Ltd., Class A	72,500	584,076
Swire Pacific, Ltd., Class B	705,000	891,459
Tsim Sha Tsui Properties, Ltd.	65,125	202,259
WH Group, Ltd.	8,055,000	7,018,335

TOTAL HONG KONG		74,652,443

IRELAND — (0.7%)
CRH P.L.C.	51,239	2,417,672
CRH P.L.C., Sponsored ADR	207,383	9,802,994
* Flutter Entertainment P.L.C.	27,662	5,639,177
* Flutter Entertainment P.L.C.	18,668	3,825,499

TOTAL IRELAND		21,685,342

ISRAEL — (0.4%)
* Bank Hapoalim BM	365,197	2,902,444
Bank Leumi Le-Israel BM	431,825	3,031,296
Israel Discount Bank, Ltd., Class A	813,089	3,660,203
* Teva Pharmaceutical Industries, Ltd., Sponsored ADR	318,627	3,409,309

TOTAL ISRAEL		13,003,252

ITALY — (2.8%)
* Assicurazioni Generali SpA	69,812	1,397,387
Eni SpA	1,051,862	12,528,614
* Faurecia SE	13,847	749,133
* Intesa Sanpaolo SpA	5,335,816	14,875,787
* Mediobanca Banca di Credito Finanziario SpA	271,342	3,064,671
Stellantis NV BMD8F9905	1,301,462	21,588,605
Stellantis NV BMD8KX906	813,192	13,474,190
Stellantis NV N82405106	455,382	7,545,680
Telecom Italia SpA	10,393,255	5,698,313
Telecom Italia SpA	2,799,124	1,641,860
Tenaris SA, ADR	40,268	860,930
UniCredit SpA	956,980	9,830,082

TOTAL ITALY		93,255,252

JAPAN — (21.7%)
AEON Financial Service Co., Ltd.	11,700	133,185
AGC, Inc.	249,200	11,363,342
Aisin Corp.	144,200	5,550,237
Alfresa Holdings Corp.	82,600	1,480,661
Alps Alpine Co., Ltd.	95,800	1,160,782
Amada Co., Ltd.	249,592	2,707,174
Aozora Bank, Ltd.	77,700	1,672,952
Asahi Kasei Corp.	550,800	5,802,392
Bank of Kyoto, Ltd. (The)	26,200	1,407,517
Bridgestone Corp.	204,600	8,199,984
Brother Industries, Ltd.	111,500	2,364,147
Canon Marketing Japan, Inc.	56,300	1,359,203
Canon, Inc.	296,700	7,055,568
Chiba Bank, Ltd. (The)	213,300	1,333,809
Chugoku Bank, Ltd. (The)	400	3,167
Coca-Cola Bottlers Japan Holdings, Inc.	49,875	798,023
Concordia Financial Group, Ltd.	401,613	1,509,860
Credit Saison Co., Ltd.	118,700	1,368,433
Dai Nippon Printing Co., Ltd.	138,400	2,742,421
Daicel Corp.	199,000	1,537,677

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dai-ichi Life Holdings, Inc.	258,500	$4,667,751
	Daio Paper Corp.	56,900	933,161
	Daiwa House Industry Co., Ltd.	156,800	4,649,472
	Daiwa Securities Group, Inc.	586,700	3,130,701
	Denka Co., Ltd.	84,000	3,289,649
	Dentsu Group, Inc.	83,800	2,586,373
	DIC Corp.	90,892	2,323,114
	Dowa Holdings Co., Ltd.	43,000	1,797,138
	Ebara Corp.	88,400	3,777,208
	ENEOS Holdings, Inc.	1,351,086	5,810,906
	FUJIFILM Holdings Corp.	46,000	2,979,659
	Fukuoka Financial Group, Inc.	66,618	1,136,224
	Fukuyama Transporting Co., Ltd.	24,700	947,881
	Furukawa Electric Co., Ltd.	6,100	161,802
	Fuyo General Lease Co., Ltd.	2,000	133,253
	Hachijuni Bank, Ltd. (The)	133,000	454,705
	Hankyu Hanshin Holdings, Inc.	192,100	6,058,660
	Haseko Corp.	152,500	2,045,673
	Hino Motors, Ltd.	111,200	933,313
	Hitachi Construction Machinery Co., Ltd.	10,500	322,778
*	Hitachi Metals, Ltd.	66,500	1,289,303
	Hitachi, Ltd.	387,800	19,195,214
	Honda Motor Co., Ltd.	940,588	28,048,152
	Ibiden Co., Ltd.	47,500	2,242,166
	Idemitsu Kosan Co., Ltd.	120,900	2,891,440
#*	IHI Corp.	36,100	729,029
	Iida Group Holdings Co., Ltd.	142,200	3,463,189
	Inpex Corp.	871,700	5,931,921
#	Isetan Mitsukoshi Holdings, Ltd.	50,500	353,833
	Isuzu Motors, Ltd.	494,000	5,016,145
#	ITOCHU Corp.	295,900	9,237,623
	Itoham Yonekyu Holdings, Inc.	127,500	820,249
	J Front Retailing Co., Ltd.	221,300	2,113,043
	Japan Post Holdings Co., Ltd.	305,884	2,570,481
	Japan Post Insurance Co., Ltd.	40,200	775,093
	JFE Holdings, Inc.	234,692	3,086,134
	JGC Holdings Corp.	90,200	1,031,129
	JSR Corp.	93,300	2,875,882
	JTEKT Corp.	223,000	2,011,392
	Kajima Corp.	246,700	3,412,592
	Kamigumi Co., Ltd.	93,000	1,812,013
	Kandenko Co., Ltd.	115,700	989,044
	Kaneka Corp.	44,400	1,729,280
*	Kawasaki Heavy Industries, Ltd.	167,300	4,015,497
	Komatsu, Ltd.	148,600	4,369,527
	Konica Minolta, Inc.	104,100	590,413
	K’s Holdings Corp.	193,800	2,643,874
	Kuraray Co., Ltd.	371,132	4,034,283
	Kurita Water Industries, Ltd.	11,100	512,646
	Kyushu Financial Group, Inc.	133,910	521,571
	Lixil Corp.	214,340	5,805,807
	Mabuchi Motor Co., Ltd.	31,900	1,277,679
	Marubeni Corp.	924,500	7,700,375
*	Mazda Motor Corp.	222,194	1,725,381
	Mebuki Financial Group, Inc.	284,318	620,358
	Medipal Holdings Corp.	93,800	1,725,966
	Mitsubishi Chemical Holdings Corp.	1,126,100	8,383,231
	Mitsubishi Corp.	421,500	11,654,770
	Mitsubishi Electric Corp.	149,700	2,306,629

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Estate Co., Ltd.	163,500	$2,691,027
	Mitsubishi Gas Chemical Co., Inc.	205,800	4,754,947
	Mitsubishi HC Capital, Inc.	834,970	4,798,673
	Mitsubishi Heavy Industries, Ltd.	199,000	5,923,903
	Mitsubishi Logistics Corp.	23,400	695,816
	Mitsubishi Materials Corp.	88,100	1,979,291
*	Mitsubishi Motors Corp.	262,053	709,997
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	558,326	2,998,211
	Mitsubishi UFJ Financial Group, Inc.	2,532,534	13,473,325
	Mitsui Chemicals, Inc.	227,000	7,145,949
	Mitsui Fudosan Co., Ltd.	271,500	5,902,217
	Mitsui OSK Lines, Ltd.	89,100	3,582,186
	Mizuho Financial Group, Inc.	468,500	6,593,870
	Morinaga Milk Industry Co., Ltd.	8,500	464,771
	MS&AD Insurance Group Holdings, Inc.	146,663	4,160,918
	Nagase & Co., Ltd.	48,400	729,405
	NEC Corp.	110,800	6,441,431
	NGK Insulators, Ltd.	92,500	1,690,570
	NGK Spark Plug Co., Ltd.	111,600	1,863,695
	NH Foods, Ltd.	63,500	2,836,203
	NHK Spring Co., Ltd.	55,000	406,195
	Nikon Corp.	135,113	1,272,229
	Nippo Corp.	66,000	1,728,491
	Nippon Express Co., Ltd.	87,500	6,696,707
	Nippon Kayaku Co., Ltd.	11,400	105,440
	Nippon Shokubai Co., Ltd.	33,800	1,776,494
	Nippon Steel Corp.	262,000	4,578,442
	Nippon Yusen K.K.	137,500	5,404,214
	Nipro Corp.	64,800	779,893
*	Nissan Motor Co., Ltd.	1,129,500	5,670,030
	Nisshin Seifun Group, Inc.	20,200	326,276
	Nitto Denko Corp.	17,600	1,456,474
	NOK Corp.	38,500	496,185
	Nomura Holdings, Inc.	935,400	5,027,918
	Nomura Real Estate Holdings, Inc.	141,100	3,478,471
	NSK, Ltd.	303,400	2,797,848
	Obayashi Corp.	829,000	7,584,907
	Oji Holdings Corp.	1,147,000	7,235,041
	Orient Corp.	110,500	150,933
	Otsuka Holdings Co., Ltd.	45,700	1,751,432
	Panasonic Corp.	581,400	6,826,799
	Rengo Co., Ltd.	223,900	1,858,318
	Resona Holdings, Inc.	1,018,520	4,192,879
	Rohm Co., Ltd.	19,500	1,924,896
	Sankyo Co., Ltd.	7,500	193,926
	Sawai Group Holdings Co., Ltd.	4,600	221,393
*	Seibu Holdings, Inc.	30,700	330,143
	Seiko Epson Corp.	220,300	3,758,672
	Seino Holdings Co., Ltd.	119,400	1,641,801
	Sekisui House, Ltd.	353,700	7,163,353
	Seven & I Holdings Co., Ltd.	319,700	13,803,402
	Shimizu Corp.	469,800	3,849,581
*	Shinsei Bank, Ltd.	62,600	913,106
	Shizuoka Bank, Ltd. (The)	167,700	1,286,843
	Showa Denko K.K.	122,800	3,718,336
	SoftBank Group Corp.	22,200	2,000,455
	Sojitz Corp.	558,700	1,668,917
	Sompo Holdings, Inc.	191,860	7,130,504
	Subaru Corp.	260,500	4,843,594

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Chemical Co., Ltd.	1,943,200	$9,918,476
	Sumitomo Corp.	461,617	6,272,906
	Sumitomo Dainippon Pharma Co., Ltd.	47,600	826,397
	Sumitomo Electric Industries, Ltd.	790,000	11,755,122
	Sumitomo Forestry Co., Ltd.	169,700	3,918,380
	Sumitomo Heavy Industries, Ltd.	129,700	3,775,125
	Sumitomo Metal Mining Co., Ltd.	101,200	4,284,639
	Sumitomo Mitsui Financial Group, Inc.	389,227	13,673,046
	Sumitomo Mitsui Trust Holdings, Inc.	160,000	5,453,217
	Sumitomo Realty & Development Co., Ltd.	136,900	4,569,846
	Sumitomo Rubber Industries, Ltd.	198,700	2,461,464
	Suzuken Co., Ltd.	32,200	1,160,407
	Suzuki Motor Corp.	126,000	4,781,260
	T&D Holdings, Inc.	211,500	2,595,582
	Taiheiyo Cement Corp.	149,700	3,758,476
	Taisei Corp.	38,799	1,433,556
	Takeda Pharmaceutical Co., Ltd.	722,894	24,145,015
	TDK Corp.	24,100	3,268,270
	Teijin, Ltd.	243,400	4,007,457
	THK Co., Ltd.	40,000	1,364,586
	Toda Corp.	178,100	1,271,509
	Tokai Carbon Co., Ltd.	34,700	564,677
	Tokio Marine Holdings, Inc.	125,600	6,023,385
	Tokyo Tatemono Co., Ltd.	240,500	3,560,675
	Tokyu Fudosan Holdings Corp.	715,300	3,981,308
	Toray Industries, Inc.	867,400	5,393,678
	Tosoh Corp.	352,900	6,255,126
	Toyo Seikan Group Holdings, Ltd.	57,700	676,262
	Toyoda Gosei Co., Ltd.	78,300	1,919,155
	Toyota Boshoku Corp.	7,500	139,924
	Toyota Motor Corp., Sponsored ADR	380	57,293
	Toyota Motor Corp.	1,126,688	84,303,496
	Toyota Tsusho Corp.	204,800	8,678,293
	Tsumura & Co.	8,500	283,081
	Ube Industries, Ltd.	110,100	2,226,280
	Yamada Holdings Co., Ltd.	367,300	1,828,506
	Yamaha Motor Co., Ltd.	250,300	6,253,894
	Yamazaki Baking Co., Ltd.	18,400	291,658
	Yokohama Rubber Co., Ltd. (The)	137,900	2,564,429
	Zeon Corp.	175,900	2,804,683

TOTAL JAPAN			725,189,791

NETHERLANDS — (4.5%)
*	ABN AMRO Bank NV	159,505	2,059,549
	Aegon NV	123,161	565,309
#	Akzo Nobel NV	54,664	6,563,450
*	ArcelorMittal SA	121,802	3,540,859
*	ArcelorMittal SA	205,025	6,005,198
	ASM International NV	16,253	4,930,786
	Coca-Cola European Partners P.L.C.	58,924	3,329,075
	Heineken NV	99,351	11,524,661
	ING Groep NV	1,194,052	15,253,990
	Koninklijke Ahold Delhaize NV	1,218,579	32,794,283
	Koninklijke DSM NV	162,235	29,088,728
*	Koninklijke Philips NV	262,535	14,844,547
*	Koninklijke Philips NV	45,658	2,586,055
	Koninklijke Vopak NV	41,806	1,914,222
	NN Group NV	174,045	8,681,097
	Randstad NV	94,504	6,818,666

TOTAL NETHERLANDS			150,500,475

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
NEW ZEALAND — (0.3%)
#* Auckland International Airport, Ltd.	630,029	$3,407,228
Chorus, Ltd.	193,252	937,442
EBOS Group, Ltd.	97,605	2,078,494
Fletcher Building, Ltd.	357,762	1,859,976
Fonterra Co-operative Group, Ltd.	64,089	209,509
Mainfreight, Ltd.	15,124	783,744
Ryman Healthcare, Ltd.	66,136	668,636

TOTAL NEW ZEALAND		9,945,029

NORWAY — (0.7%)
DNB ASA	466,001	9,993,964
Equinor ASA	130,543	2,636,023
Equinor ASA, Sponsored ADR	41,879	848,887
Norsk Hydro ASA	630,861	4,017,185
SpareBank 1 SR-Bank ASA	81,034	1,046,750
Storebrand ASA	231,593	2,210,582
Subsea 7 SA	32,641	330,033
Yara International ASA	53,710	2,801,627

TOTAL NORWAY		23,885,051

PORTUGAL — (0.1%)
Banco Espirito Santo SA	865,680	0
EDP Renovaveis SA	189,207	4,508,175

TOTAL PORTUGAL		4,508,175

SINGAPORE — (0.9%)
CapitaLand, Ltd.	1,538,100	4,287,702
City Developments, Ltd.	470,400	2,782,636
Frasers Property, Ltd.	245,200	228,070
Hongkong Land Holdings, Ltd.	464,800	2,298,535
Jardine Cycle & Carriage, Ltd.	32,100	558,778
Keppel Corp., Ltd.	1,913,400	7,773,595
Olam International, Ltd.	391,800	511,931
Oversea-Chinese Banking Corp., Ltd.	301,617	2,757,239
* Singapore Airlines, Ltd.	1,995,600	7,563,152
United Industrial Corp., Ltd.	304,501	642,369
UOL Group, Ltd.	253,907	1,465,087

TOTAL SINGAPORE		30,869,094

SPAIN — (2.2%)
ACS Actividades de Construccion y Servicios SA	14,404	469,293
Banco Bilbao Vizcaya Argentaria SA	2,396,721	13,420,634
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	499,419	2,796,746
Banco Santander SA	9,120,977	35,184,638
Banco Santander SA, Sponsored ADR	2,987,846	11,383,693
CaixaBank SA	879,746	2,814,276
Iberdrola SA	1,293	17,476
Naturgy Energy Group SA	170,009	4,367,460
Repsol SA	297,117	3,546,473

TOTAL SPAIN		74,000,689

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (3.0%)
*	Annehem Fastigheter AB, Class B	28,566	$99,964
	BillerudKorsnas AB	137,789	2,814,036
	Boliden AB	335,135	13,035,917
	Dometic Group AB	36,676	577,176
	Electrolux AB	23,349	654,867
	Getinge AB, Class B	158,510	5,360,969
	Holmen AB, Class B	79,986	3,773,905
	Husqvarna AB, Class B	204,637	2,849,681
	ICA Gruppen AB	60,080	2,769,269
*	Millicom International Cellular SA	55,912	2,209,571
*	Peab AB, Class B	142,833	2,060,449
	Saab AB, Class B	29,229	865,163
	Securitas AB, Class B	39,986	680,659
	Skandinaviska Enskilda Banken AB, Class A	691,633	8,861,992
	Skanska AB, Class B	61,205	1,657,622
	SKF AB, Class B	402,363	10,395,353
*	SSAB AB, Class A	10,833	58,637
*	SSAB AB, Class B	152,994	763,162
	Svenska Cellulosa AB SCA, Class A	4,705	84,923
	Svenska Cellulosa AB SCA, Class B	433,333	7,588,255
	Svenska Handelsbanken AB, Class A	392,351	4,543,529
	Svenska Handelsbanken AB, Class B	13,315	162,651
	Swedbank AB, Class A	166,839	2,928,878
	Tele2 AB, Class B	14,846	191,755
	Telia Co. AB	1,264,655	5,240,516
	Trelleborg AB, Class B	96,683	2,515,287
	Volvo AB, Class A	105,627	2,657,896
	Volvo AB, Class B	593,680	14,498,003

TOTAL SWEDEN			99,900,085

SWITZERLAND — (9.1%)
	ABB, Ltd.	629,765	20,456,119
	Adecco Group AG	111,022	7,525,021
*	Alcon, Inc.	58,864	4,440,112
*	Alcon, Inc.	98,795	7,420,564
	Baloise Holding AG	34,223	5,786,889
	Banque Cantonale Vaudoise	12,760	1,300,837
	Chocoladefabriken Lindt & Spruengli AG	4	395,472
	Cie Financiere Richemont SA	222,027	22,785,915
	Clariant AG	45,088	944,430
#	Credit Suisse Group AG	287,522	3,013,224
	Credit Suisse Group AG, Sponsored ADR	481,981	5,094,539
	Julius Baer Group, Ltd.	205,589	12,939,243
	LafargeHolcim, Ltd.	271,024	16,724,266
	LafargeHolcim, Ltd.	116,138	7,164,281
	Lonza Group AG	24,359	15,485,361
	Novartis AG, Sponsored ADR	313,624	26,733,310
	Novartis AG	354,588	30,259,243
	Swatch Group AG (The)	8,062	2,471,055
	Swatch Group AG (The)	27,478	1,648,285
	Swiss Life Holding AG	18,305	8,918,771
	Swiss Prime Site AG	10,349	1,007,157
	Swiss Re AG	155,792	14,463,902
	Swisscom AG	22,419	12,172,365
	UBS Group AG	1,266,990	19,347,694
*	UBS Group AG	461,076	7,049,852
	Vifor Pharma AG	20,701	2,983,494
	Zurich Insurance Group AG	107,513	44,108,116

TOTAL SWITZERLAND			302,639,517

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (13.6%)
	Anglo American P.L.C.	629,896	$26,707,858
	Antofagasta P.L.C.	100,602	2,591,520
	Aviva P.L.C.	3,622,935	20,029,561
#	Barclays P.L.C., Sponsored ADR	1,862,537	17,824,479
	Barclays P.L.C.	55,867	135,252
	Barratt Developments P.L.C.	255,207	2,721,077
	BP P.L.C., Sponsored ADR	1,846,597	46,460,376
	BP P.L.C.	946,098	3,960,693
	British American Tobacco P.L.C., Sponsored ADR	35,481	1,330,892
	British American Tobacco P.L.C.	923,607	34,268,908
*	BT Group P.L.C.	6,576,787	15,001,275
*	Carnival P.L.C.	68,200	1,594,284
	DS Smith P.L.C.	769,778	4,474,407
	Glencore P.L.C.	6,752,689	27,506,543
	HSBC Holdings P.L.C.	390,718	2,439,530
	HSBC Holdings P.L.C., Sponsored ADR	916,438	28,611,194
	J Sainsbury P.L.C.	1,740,965	5,718,188
#*	Just Eat Takeaway.com NV	50,809	5,249,752
*	Kingfisher P.L.C.	1,709,937	8,441,379
	Lloyds Banking Group P.L.C.	40,325,085	25,287,028
	Lloyds Banking Group P.L.C., ADR	427,812	1,065,252
	M&G P.L.C.	1,183,423	3,552,180
	Melrose Industries P.L.C.	2,036,229	4,583,946
	Natwest Group P.L.C.	528,459	1,434,138
	Natwest Group P.L.C., Sponsored ADR	671,390	3,632,220
	Ninety One P.L.C.	13,944	47,128
	Pearson P.L.C.	338,643	3,884,934
	Phoenix Group Holdings P.L.C.	127,698	1,252,690
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	2,270,927	81,321,896
	Royal Dutch Shell P.L.C., Class B	273,088	4,886,542
*	Royal Mail P.L.C.	408,902	2,801,460
	Standard Chartered P.L.C.	860,826	6,175,512
	Standard Life Aberdeen P.L.C.	567,856	2,176,162
	Tesco P.L.C.	115,914	353,834
	Vodafone Group P.L.C.	16,924,098	31,939,134
	Vodafone Group P.L.C., Sponsored ADR	364,865	6,914,185
*	Whitbread P.L.C.	42,792	1,918,504
	Wm Morrison Supermarkets P.L.C.	1,579,188	3,792,706
	WPP P.L.C., Sponsored ADR	35,119	2,371,235
	WPP P.L.C.	610,260	8,227,595

TOTAL UNITED KINGDOM			452,685,449

TOTAL COMMON STOCKS			3,262,301,049

PREFERRED STOCKS — (1.5%)

GERMANY — (1.5%)
	Bayerische Motoren Werke AG	37,614	3,080,671
	Porsche Automobil Holding SE	77,088	8,126,342
	Volkswagen AG	149,301	38,871,927

TOTAL GERMANY			50,078,940

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
SWITZERLAND — (0.0%)
#* Credit Suisse Group AG Rights 05/06/21	287,522	$0

TOTAL INVESTMENT SECURITIES (Cost $2,653,837,207)		3,312,379,989

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	2,005,803	23,207,139

TOTAL INVESTMENTS — (100.0%) (Cost $2,677,042,204)		$3,335,587,128

As of April 30, 2021, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	157	06/18/21	$31,141,633	$32,769,040	$1,627,407

Total Futures Contracts			$31,141,633	$32,769,040	$1,627,407

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$197,988,976	—	$197,988,976
Austria	—	1,553,125	—	1,553,125
Belgium	—	26,748,285	—	26,748,285
Canada	$296,662,145	—	—	296,662,145
Denmark	—	94,273,759	—	94,273,759
Finland	—	36,149,544	—	36,149,544
France	—	303,638,863	—	303,638,863
Germany	5,408,410	223,158,298	—	228,566,708
Hong Kong	—	74,652,443	—	74,652,443
Ireland	9,802,994	11,882,348	—	21,685,342
Israel	3,409,309	9,593,943	—	13,003,252
Italy	8,406,610	84,848,642	—	93,255,252
Japan	3,276,897	721,912,894	—	725,189,791
Netherlands	9,156,562	141,343,913	—	150,500,475
New Zealand	—	9,945,029	—	9,945,029
Norway	848,887	23,036,164	—	23,885,051
Portugal	—	4,508,175	—	4,508,175
Singapore	—	30,869,094	—	30,869,094
Spain	14,180,439	59,820,250	—	74,000,689
Sweden	—	99,900,085	—	99,900,085
Switzerland	43,317,813	259,321,704	—	302,639,517
United Kingdom	189,531,729	263,153,720	—	452,685,449

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$50,078,940	—	$50,078,940
Securities Lending Collateral	—	23,207,139	—	23,207,139
Futures Contracts**	$1,627,407	—	—	1,627,407

TOTAL	$585,629,202	$2,751,585,333	—	$3,337,214,535

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (4.2%)
*	A2B Australia, Ltd.	73,897	$72,767
	Accent Group, Ltd.	151,390	342,379
	Adairs, Ltd.	48,504	172,653
	Adbri, Ltd.	203,634	503,199
*	Afterpay, Ltd.	6,263	564,080
	AGL Energy, Ltd.	56,257	387,629
*	Alkane Resources, Ltd.	60,556	34,287
*	Alliance Aviation Services, Ltd.	21,020	68,010
	ALS, Ltd.	165,237	1,338,046
	Altium, Ltd.	35,665	813,365
	Alumina, Ltd.	268,359	355,596
#*	AMA Group, Ltd.	191,627	81,627
	AMP, Ltd.	1,225,216	1,052,152
	Ampol, Ltd.	110,643	2,180,979
	Ansell, Ltd.	43,604	1,418,451
	APA Group	104,919	810,640
	Appen, Ltd.	7,243	87,198
	ARB Corp., Ltd.	23,164	694,973
*	Ardent Leisure Group, Ltd.	24,294	16,062
	Aristocrat Leisure, Ltd.	82,577	2,355,286
	Asaleo Care, Ltd.	254,186	275,944
	ASX, Ltd.	3,832	215,316
	Atlas Arteria, Ltd.	141,215	654,503
	AUB Group, Ltd.	14,076	220,929
#	Aurelia Metals, Ltd.	128,630	41,405
	Aurizon Holdings, Ltd.	497,433	1,431,099
	AusNet Services	325,950	477,102
	Austal, Ltd.	52,599	97,608
	Australia & New Zealand Banking Group, Ltd.	215,817	4,761,846
*	Australian Agricultural Co., Ltd.	172,205	152,396
	Australian Finance Group, Ltd.	48,296	104,487
	Australian Pharmaceutical Industries, Ltd.	201,372	183,692
*	Australian Strategic Materials, Ltd.	13,490	49,662
	Auswide Bank, Ltd.	3,896	19,227
	AVJennings, Ltd.	44,901	18,693
	Baby Bunting Group, Ltd.	29,373	141,540
	Bank of Queensland, Ltd.	255,864	1,773,304
	Bapcor, Ltd.	97,981	582,387
	Beach Energy, Ltd.	1,032,334	1,000,608
	Bega Cheese, Ltd.	108,475	533,622
	Bell Financial Group, Ltd.	38,273	53,073
	Bendigo & Adelaide Bank, Ltd.	186,570	1,480,328
	BHP Group, Ltd.	329,587	11,995,610
#	BHP Group, Ltd., Sponsored ADR.	44,166	3,213,518
	Bingo Industries, Ltd.	13,432	35,280
	Blackmores, Ltd.	5,282	290,940
	BlueScope Steel, Ltd.	156,104	2,580,660
*	Boral, Ltd.	348,849	1,661,569
	Brambles, Ltd.	153,708	1,231,343
	Bravura Solutions, Ltd.	9,778	21,176
	Breville Group, Ltd.	34,483	690,575
	Brickworks, Ltd.	35,561	555,129
	BWX, Ltd.	22,147	80,057
	Capitol Health, Ltd.	106,977	30,884
	Cardno, Ltd.	99,590	60,647

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Carsales.com, Ltd.	83,734	$1,279,176
	Cash Converters International, Ltd.	96,321	17,102
	Cedar Woods Properties, Ltd.	23,482	132,595
	Challenger, Ltd.	200,959	788,821
*	Champion Iron, Ltd.	14,058	73,353
*	CIMIC Group, Ltd.	6,127	91,217
*	City Chic Collective, Ltd.	38,998	140,066
#	Class, Ltd.	24,575	29,375
*	Clean Seas Seafood, Ltd.	22,579	11,092
	Cleanaway Waste Management, Ltd.	350,675	768,792
	Clinuvel Pharmaceuticals, Ltd.	10,982	245,049
	Cochlear, Ltd.	7,596	1,300,281
	Codan, Ltd.	56,171	769,211
	Coles Group, Ltd.	127,592	1,602,258
#*	Collection House, Ltd.	49,356	8,369
	Collins Foods, Ltd.	66,782	584,526
	Commonwealth Bank of Australia	77,976	5,337,970
	Computershare, Ltd.	107,071	1,164,148
#*	Cooper Energy, Ltd.	472,395	88,697
*	Corporate Travel Management, Ltd.	11,770	166,800
	Costa Group Holdings, Ltd.	96,170	344,974
	Credit Corp. Group, Ltd.	22,371	497,795
*	Crown Resorts, Ltd.	89,300	838,587
	CSL, Ltd.	29,256	6,111,415
	CSR, Ltd.	299,296	1,374,543
	Data#3, Ltd.	41,113	196,288
*	Decmil Group, Ltd.	35,242	14,662
	Deterra Royalties, Ltd.	97,530	326,981
#	Dicker Data, Ltd.	13,951	112,566
*	Domain Holdings Australia, Ltd.	80,204	312,976
	Domino’s Pizza Enterprises, Ltd.	22,875	1,878,543
	Downer EDI, Ltd.	327,199	1,413,476
	Eagers Automotive, Ltd.	53,332	641,765
*	Eclipx Group, Ltd.	144,873	211,960
	Elders, Ltd.	50,553	473,717
*	Emeco Holdings, Ltd.	35,150	25,634
*	EML Payments, Ltd.	4,754	20,792
*	Energy World Corp., Ltd.	283,308	25,100
	Enero Group, Ltd.	8,518	21,029
	EQT Holdings, Ltd.	3,569	67,241
*	Estia Health, Ltd.	119,732	226,281
#	EVENT Hospitality and Entertainment, Ltd.	28,051	275,438
	Evolution Mining, Ltd.	241,193	854,016
	Fleetwood, Ltd.	30,302	59,137
*	Flight Centre Travel Group, Ltd.	39,574	507,341
	Fortescue Metals Group, Ltd.	293,634	5,080,253
*	Freedom Foods Group, Ltd.	19,340	6,093
	G8 Education, Ltd.	371,399	285,264
	Genworth Mortgage Insurance Australia, Ltd.	109,702	230,424
	GrainCorp, Ltd., Class A	107,025	421,082
	GUD Holdings, Ltd.	35,451	364,493
	GWA Group, Ltd.	66,733	153,644
	Hansen Technologies, Ltd.	32,444	142,245
	Harvey Norman Holdings, Ltd.	264,237	1,071,924
	Healius, Ltd.	654,850	2,082,586
	Helloworld Travel, Ltd.	11,322	16,190
*	HT&E, Ltd.	74,603	102,771
#	HUB24, Ltd.	3,682	71,424
#*	Humm Group, Ltd.	179,457	123,013

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Huon Aquaculture Group, Ltd.	8,232	$15,958
	IDP Education, Ltd.	41,155	718,851
	IGO, Ltd.	231,884	1,324,993
	Iluka Resources, Ltd.	97,530	578,079
	Imdex, Ltd.	175,102	254,585
*	Incitec Pivot, Ltd.	565,119	1,147,140
	Infomedia, Ltd.	115,467	139,753
#	Inghams Group, Ltd.	112,440	283,124
	Insurance Australia Group, Ltd.	203,624	767,216
	Integral Diagnostics, Ltd.	31,054	108,765
	Integrated Research, Ltd.	39,117	76,535
#	InvoCare, Ltd.	54,045	470,726
	IOOF Holdings, Ltd.	271,909	763,743
	IPH, Ltd.	31,925	174,184
	IRESS, Ltd.	36,722	285,060
	IVE Group, Ltd.	53,827	56,720
	James Hardie Industries P.L.C.	33,952	1,118,867
	James Hardie Industries P.L.C., Sponsored ADR	6,180	205,361
*	Japara Healthcare, Ltd.	123,069	95,634
	JB Hi-Fi, Ltd.	42,262	1,503,470
	Johns Lyng Group, Ltd.	12,806	40,258
	Jumbo Interactive, Ltd.	8,083	87,266
	Juno Minerals, Ltd.	3,708	233
	Jupiter Mines, Ltd.	60,549	15,806
	Lendlease Corp., Ltd.	50,389	492,387
	Lifestyle Communities, Ltd.	7,333	79,009
	Link Administration Holdings, Ltd.	188,409	721,909
	Lovisa Holdings, Ltd.	14,591	163,323
*	Lynas Rare Earths, Ltd.	102,100	429,952
	MACA, Ltd.	186,333	132,204
	Macmahon Holdings, Ltd.	265,071	38,717
	Macquarie Group, Ltd.	20,053	2,471,810
	Magellan Financial Group, Ltd.	27,639	1,029,686
*	Mayne Pharma Group, Ltd.	689,464	214,309
	McMillan Shakespeare, Ltd.	44,740	382,085
	McPherson’s, Ltd.	58,842	69,189
	Medibank Pvt, Ltd.	552,572	1,311,073
	Medusa Mining, Ltd.	96,557	59,518
#*	Mesoblast, Ltd.	120,549	183,166
#*	Metals X, Ltd.	234,043	42,019
	Metcash, Ltd.	380,261	1,041,800
	Michael Hill International, Ltd.	12,057	7,548
*	Millennium Minerals, Ltd.	74,492	0
	Mineral Resources, Ltd.	107,020	3,908,417
*	MMA Offshore, Ltd.	104,190	25,163
#	MNF Group, Ltd.	8,484	37,791
	Moelis Australia, Ltd.	2,657	11,085
	Monadelphous Group, Ltd.	19,320	188,897
	Monash IVF Group, Ltd.	183,046	120,393
	Money3 Corp., Ltd.	42,587	102,028
	Mortgage Choice, Ltd.	33,757	49,965
	Mount Gibson Iron, Ltd.	61,689	43,869
*	Myer Holdings, Ltd.	1,669,270	403,993
	MyState, Ltd.	20,259	68,466
	National Australia Bank, Ltd.	254,738	5,213,003
	Navigator Global Investments, Ltd.	50,429	59,157
	Netwealth Group, Ltd.	23,140	264,870
	New Hope Corp., Ltd.	126,207	112,717
	Newcrest Mining, Ltd.	64,060	1,309,261

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	NEXTDC, Ltd.	37,784	$336,027
	nib holdings, Ltd.	169,127	804,875
	Nick Scali, Ltd.	20,244	174,377
	Nine Entertainment Co. Holdings, Ltd.	642,220	1,412,936
	Northern Star Resources, Ltd.	329,865	2,650,279
	NRW Holdings, Ltd.	247,909	369,475
*	Nufarm, Ltd.	79,643	319,675
	OFX Group, Ltd.	88,684	82,170
	Oil Search, Ltd.	396,704	1,145,840
	Omni Bridgeway, Ltd.	88,285	255,851
*	oOh!media, Ltd.	292,796	384,526
	Orica, Ltd.	14,904	155,168
	Origin Energy, Ltd.	347,167	1,110,094
*	Orocobre, Ltd.	21,431	110,373
	Orora, Ltd.	339,665	831,095
	OZ Minerals, Ltd.	125,849	2,296,006
	Pact Group Holdings, Ltd.	92,135	257,693
	Peet, Ltd.	105,911	100,043
	Pendal Group, Ltd.	58,142	329,795
	Perenti Global, Ltd.	386,338	323,415
	Perpetual, Ltd.	26,855	715,747
*	Perseus Mining, Ltd.	425,935	398,656
	Platinum Asset Management, Ltd.	93,400	339,107
#*	Praemium, Ltd.	68,361	40,565
	Premier Investments, Ltd.	20,398	413,067
*	Prime AET&D Holdings No.1, Ltd.	4	0
#	Pro Medicus, Ltd.	15,400	559,417
	Propel Funeral Partners, Ltd.	4,796	11,623
	PWR Holdings, Ltd.	19,114	88,182
*	Qantas Airways, Ltd.	368,612	1,398,174
	QBE Insurance Group, Ltd.	235,981	1,785,095
	Qube Holdings, Ltd.	250,626	580,330
	Ramelius Resources, Ltd.	285,385	370,007
	Ramsay Health Care, Ltd.	17,580	911,335
	REA Group, Ltd.	6,645	808,462
*	ReadyTech Holdings, Ltd.	8,760	14,057
	Reckon, Ltd.	23,466	14,453
*	Red 5, Ltd.	186,476	26,604
	Reece, Ltd.	10,830	169,440
#	Regis Healthcare, Ltd.	53,468	94,745
	Regis Resources, Ltd.	362,380	722,426
*	Reject Shop, Ltd. (The)	13,159	61,200
	Reliance Worldwide Corp., Ltd.	108,515	411,311
#*	Resolute Mining, Ltd.	392,450	145,940
	Rhipe, Ltd.	8,549	12,996
*	Ridley Corp., Ltd.	105,502	86,718
	Rio Tinto, Ltd.	37,933	3,525,679
*	RPMGlobal Holdings, Ltd.	5,840	6,596
*	Salmat, Ltd.	11,000	0
	Sandfire Resources, Ltd.	124,735	638,360
	Santos, Ltd.	481,397	2,555,453
	SeaLink Travel Group, Ltd.	18,360	142,576
*	SEEK, Ltd.	11,675	278,240
	Select Harvests, Ltd.	41,713	197,177
	Senex Energy, Ltd.	87,861	211,296
	Servcorp, Ltd.	17,667	48,227
	Service Stream, Ltd.	131,772	104,042
	Seven Group Holdings, Ltd.	37,432	618,687
*	Seven West Media, Ltd.	292,031	106,350

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	SG Fleet Group, Ltd.	34,665	$81,175
	Sigma Healthcare, Ltd.	456,334	210,350
#*	Silver Lake Resources, Ltd.	256,853	341,824
	Sims, Ltd.	76,322	925,289
	SmartGroup Corp., Ltd.	35,310	191,164
	Sonic Healthcare, Ltd.	49,298	1,362,594
	South32, Ltd., ADR	41,219	453,409
	South32, Ltd.	501,766	1,104,661
*	Southern Cross Media Group, Ltd.	86,085	123,443
	Spark Infrastructure Group	440,458	743,894
*	Speedcast International, Ltd.	148,941	0
	St Barbara, Ltd.	225,566	318,817
*	Star Entertainment Grp, Ltd. (The)	337,515	1,032,304
	Steadfast Group, Ltd.	129,878	416,678
	Suncorp Group, Ltd.	165,626	1,339,511
	Sunland Group, Ltd.	21,844	39,583
	Super Retail Group, Ltd.	105,189	966,149
#*	Superloop, Ltd.	55,178	44,069
*	Sydney Airport	102,061	485,363
	Tabcorp Holdings, Ltd.	383,668	1,462,866
#	Tassal Group, Ltd.	85,052	241,847
	Technology One, Ltd.	96,867	706,692
	Telstra Corp., Ltd.	459,236	1,199,696
	Telstra Corp., Ltd., ADR	600	7,842
*	Tiger Resources, Ltd.	202,588	31
	TPG Telecom, Ltd.	200,194	849,934
	Transurban Group	93,942	1,024,369
	Treasury Wine Estates, Ltd.	110,703	855,517
*	Tuas, Ltd.	100,097	48,720
	United Malt Grp, Ltd.	122,523	431,014
*	Virgin Australia Holdings, Ltd.	312,963	0
	Virtus Health, Ltd.	20,370	89,563
	Vita Group, Ltd.	95,974	61,153
	Viva Energy Group, Ltd.	7,900	11,863
*	Vocus Group, Ltd.	250,203	1,054,676
*	Wagners Holding Co., Ltd.	3,074	5,635
	WAM Capital, Ltd.	19,037	34,094
#*	Webjet, Ltd.	63,055	240,837
	Wesfarmers, Ltd.	96,753	4,033,227
	Western Areas, Ltd.	123,037	217,677
*	Westgold Resources, Ltd.	92,823	153,298
	Westpac Banking Corp.	216,959	4,180,946
*	Whitehaven Coal, Ltd.	360,617	353,063
	WiseTech Global, Ltd.	3,510	84,481
	Woodside Petroleum, Ltd.	121,055	2,111,280
	Woolworths Group, Ltd.	74,853	2,270,220
	Worley, Ltd.	89,705	744,361
*	Xero, Ltd.	4,320	470,602

TOTAL AUSTRALIA			187,857,039

AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,922	128,123
*	ams AG	39,507	684,981
	ANDRITZ AG	28,651	1,556,928
	AT&S Austria Technologie & Systemtechnik AG	19,045	733,509
	Atrium European Real Estate, Ltd.	36,600	119,158
	BAWAG Group AG	9,763	526,642
#*	DO & CO AG	2,338	199,457
*	Erste Group Bank AG	53,469	1,900,408

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	EVN AG	17,207	$392,657
*	Flughafen Wien AG	2,358	86,008
#*	Kapsch TrafficCom AG	1,571	27,732
#*	Lenzing AG	4,086	539,387
	Mayr Melnhof Karton AG	2,813	583,809
	Oesterreichische Post AG	12,355	547,717
	OMV AG	46,691	2,295,258
	Palfinger AG	4,858	219,085
#*	POLYTEC Holding AG	5,223	68,103
*	Porr AG	2,474	46,993
	Raiffeisen Bank International AG	63,238	1,381,600
	Rosenbauer International AG	731	49,932
	S IMMO AG	18,580	482,366
	Schoeller-Bleckmann Oilfield Equipment AG	2,857	122,083
	Semperit AG Holding	2,415	109,437
	Strabag SE	7,454	295,775
	Telekom Austria AG	58,773	480,341
	UBM Development AG	887	43,287
	UNIQA Insurance Group AG	46,017	369,360
	Verbund AG	2,686	220,583
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,578	498,066
	voestalpine AG	53,314	2,312,990
	Warimpex Finanz- und Beteiligungs AG	10,740	14,646
	Wienerberger AG	18,923	741,860
	Zumtobel Group AG	8,937	90,565

TOTAL AUSTRIA			17,868,846

BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,721	1,554,333
	Ageas SA	54,626	3,303,760
*	AGFA-Gevaert NV	76,713	377,676
*	Akka Technologies	5,836	166,785
	Anheuser-Busch InBev SA	77,177	5,466,637
	Anheuser-Busch InBev SA, Sponsored ADR	8,449	599,541
*	Argenx SE, ADR	297	85,153
*	Argenx SE	949	272,702
	Atenor	1,312	95,604
	Banque Nationale de Belgique	47	104,258
	Barco NV	13,313	338,728
	Bekaert SA	21,848	959,246
*	Biocartis Group NV	2,296	11,811
*	bpost SA	33,766	358,856
*	Celyad Oncology SA	572	3,700
*	Cie d’Entreprises CFE	5,218	528,349
*	Deceuninck NV	27,471	92,812
	D’ieteren SA	16,107	1,748,940
	Econocom Group SA	64,162	256,665
	Elia Group SA	6,764	732,195
	Etablissements Franz Colruyt NV	10,890	645,555
	Euronav NV	24,745	213,285
*	Euronav NV	55,944	476,643
*	EVS Broadcast Equipment SA	6,891	145,775
#*	Exmar NV	13,346	56,086
	Fagron	17,183	385,425
*	Galapagos NV	570	44,468
*	Galapagos NV	1,322	102,924
	Gimv NV	5,368	336,900
	Immobel SA	774	61,070
#*	Jensen-Group NV	589	20,027

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	KBC Group NV	34,448	$2,672,770
#*	Kinepolis Group NV	7,850	426,114
	Lotus Bakeries NV	97	528,307
*	MDxHealth	5,908	8,267
	Melexis NV	7,558	822,766
*	Ontex Group NV	30,241	394,161
	Orange Belgium SA	19,795	523,135
	Picanol	532	49,239
	Proximus SADP	35,664	759,820
	Recticel SA	22,621	345,229
	Resilux	571	116,078
*	Roularta Media Group NV	1,508	26,913
*	Sipef NV	2,300	130,371
	Solvay SA	31,293	3,979,297
	Telenet Group Holding NV	11,221	479,827
	TER Beke SA	294	40,705
*	Tessenderlo Group SA	16,074	686,004
	Titan Cement International SA	9,442	191,231
	Titan Cement International SA	7,806	159,837
	UCB SA	12,446	1,152,475
	Umicore SA	34,210	2,078,688
	Van de Velde NV	2,567	78,607
	VGP NV	173	30,197
	Viohalco SA	20,959	127,293

TOTAL BELGIUM			35,353,240

BERMUDA — (0.0%)
*	Pacific Century Premium Developments, Ltd.	1	0

BRAZIL — (1.4%)
	AES Brasil Energia SA	65,122	164,602
	Aliansce Sonae Shopping Centers SA	22,915	108,287
*	Alliar Medicos A Frente SA	17,249	28,071
	Alupar Investimento SA	37,148	183,755
	Ambev SA, ADR	94,170	261,793
*	Anima Holding SA	46,437	92,497
	Arezzo Industria e Comercio SA	7,051	98,196
	Atacadao SA	37,042	148,112
*	Azul SA, ADR	3,972	84,524
*	B2W Cia Digital	7,501	92,954
	B3 SA - Brasil Bolsa Balcao	30,038	284,783
*	Banco ABC Brasil SA	939	2,543
	Banco Bradesco SA, ADR	225,479	980,834
	Banco Bradesco SA	96,184	365,999
	Banco BTG Pactual SA	18,000	357,047
	Banco do Brasil SA	93,284	509,004
	Banco Santander Brasil SA	32,328	229,305
	BB Seguridade Participacoes SA	87,750	360,722
*	BK Brasil Operacao e Assessoria a Restaurantes SA	16,100	29,342
*	BR Malls Participacoes SA	172,776	302,800
	BR Properties SA	32,617	53,861
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	23,306	147,806
*	Braskem SA, Sponsored ADR	23,556	456,044
*	BRF SA	145,293	556,078
	Camil Alimentos SA	33,561	61,845
	CCR SA	293,850	651,311
	Centrais Eletricas Brasileiras SA	15,116	102,377
	Cia Brasileira de Distribuicao	63,210	473,954
	Cia de Locacao das Americas	145,964	708,585

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cia de Saneamento Basico do Estado de Sao Paulo	33,000	$259,891
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	25,800	202,788
	Cia de Saneamento de Minas Gerais-COPASA	31,755	98,269
	Cia de Saneamento do Parana	102,902	399,708
	Cia de Saneamento do Parana	41,100	32,156
	Cia Energetica de Minas Gerais	28,359	88,176
	Cia Hering	7,758	39,161
	Cia Siderurgica Nacional SA, Sponsored ADR	201,761	1,819,884
	Cia Siderurgica Nacional SA	226,966	2,055,294
	Cielo SA	188,243	119,557
*	Cogna Educacao	513,618	365,921
	Construtora Tenda SA	31,344	149,448
	Cosan SA	38,845	644,030
	CSU Cardsystem SA	18,186	87,950
*	CVC Brasil Operadora e Agencia de Viagens SA	18,942	83,585
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	94,410	408,956
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	300	677
	Direcional Engenharia SA	31,936	75,253
	Duratex SA	67,437	294,227
*	EcoRodovias Infraestrutura e Logistica SA	56,920	126,057
	EDP - Energias do Brasil SA	50,882	176,006
#*	Embraer SA, Sponsored ADR	75,026	829,037
	Enauta Participacoes SA	16,100	45,021
	Energisa SA	68,145	552,732
*	Eneva SA	72,644	196,185
	Engie Brasil Energia SA	24,375	182,497
	Equatorial Energia SA	230,160	1,063,082
	Even Construtora e Incorporadora SA	48,516	86,278
	Ez Tec Empreendimentos e Participacoes SA	32,267	191,925
	Fleury SA	75,200	353,708
	Fras-Le SA	9,200	19,934
*	Gafisa SA	81,758	68,634
	Gerdau SA, Sponsored ADR	120,435	739,471
#*	Gol Linhas Aereas Inteligentes SA, ADR	9,991	85,923
	Grendene SA	28,300	42,564
	Guararapes Confeccoes SA	49,064	151,562
	Hapvida Participacoes e Investimentos SA	12,640	33,601
*	Helbor Empreendimentos SA	31,530	48,758
	Hypera SA	42,474	271,012
	Iguatemi Empresa de Shopping Centers SA	15,600	105,684
	Industrias Romi SA	700	4,209
	Instituto Hermes Pardini SA	24,400	84,492
*	International Meal Co. Alimentacao SA, Class A	93,106	64,104
	Iochpe-Maxion SA	65,310	163,634
	IRB Brasil Resseguros SA	188,032	210,807
	Itau Unibanco Holding SA	33,703	151,761
	JBS SA	474,360	2,630,264
	JHSF Participacoes SA	98,864	124,307
	JSL SA	7,925	14,546
	Kepler Weber SA	6,200	57,240
*	Klabin SA	216,974	1,112,820
	Light SA	61,577	198,604
	Localiza Rent a Car SA	131,149	1,552,431
	LOG Commercial Properties e Participacoes SA	12,061	65,519
*	Log-in Logistica Intermodal SA	12,719	46,595
	Lojas Americanas SA	9,573	34,982
	Lojas Renner SA	195,223	1,451,940
	M Dias Branco SA	4,095	20,068
	Magazine Luiza SA	97,916	361,053

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Mahle-Metal Leve SA	24,438	$118,905
	Marcopolo SA	54,800	25,221
	Marfrig Global Foods SA	101,562	362,531
*	Marisa Lojas SA	42,258	41,697
*	Mills Estruturas e Servicos de Engenharia SA	70,257	104,376
	Minerva SA	46,069	82,096
	Movida Participacoes SA	7,500	23,237
	MRV Engenharia e Participacoes SA	114,937	367,109
	Multiplan Empreendimentos Imobiliarios SA	61,400	260,315
*	Natura & Co. Holding SA	151,982	1,363,685
	Notre Dame Intermedica Participacoes S.A	31,816	476,006
	Odontoprev SA	128,363	301,764
*	Omega Geracao SA	20,913	150,917
*	Petro Rio SA	26,657	449,416
	Petrobras Distribuidora SA	170,333	705,847
	Petroleo Brasileiro SA	644,147	2,739,260
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	33,174	286,955
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	19,287	163,554
	Porto Seguro SA	70,742	642,949
	Portobello SA	22,113	48,646
	Positivo Tecnologia SA	12,421	25,679
	Qualicorp Consultoria e Corretora de Seguros SA	135,803	676,259
	Raia Drogasil SA	149,750	725,035
*	Rumo SA	173,675	639,447
	Sao Carlos Empreendimentos e Participacoes SA	3,800	26,373
	Sao Martinho SA	128,429	736,947
	Sendas Distribuidora SA	63,210	941,276
	Ser Educacional SA	22,907	54,357
	SIMPAR SA	22,600	179,983
	SLC Agricola SA	54,000	485,021
	Smiles Fidelidade SA	22,347	88,161
	Sul America SA	106,656	642,246
*	Suzano SA	124,726	1,576,741
#*	Suzano SA, Sponsored ADR	10,562	133,931
*	Tecnisa SA	16,366	24,705
	Tegma Gestao Logistica SA	19,812	82,574
	Telefonica Brasil SA	27,800	221,088
	Telefonica Brasil SA, ADR	12,260	97,222
*	Terra Santa Agro SA	1,600	13,190
	TIM SA, ADR	6,220	69,726
	TIM SA	226,602	508,515
	TOTVS SA	31,800	182,064
	Transmissora Alianca de Energia Eletrica SA	65,978	507,705
	Trisul SA	43,531	77,653
*	Tupy SA	65,500	282,400
	Ultrapar Participacoes SA	30,100	116,974
#	Ultrapar Participacoes SA, Sponsored ADR	135,184	524,514
	Unipar Carbocloro SA	7,000	94,303
	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,660	83,931
	Vale SA	622,420	12,491,823
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	33,833	59,793
*	Via Varejo SA	28,204	61,423
*	Vulcabras Azaleia SA	41,656	58,281
	WEG SA	37,400	241,046
	Wiz Solucoes e Corretagem de Seguros SA	29,400	62,242
	YDUQS Participacoes SA	152,308	820,414

TOTAL BRAZIL			61,168,537

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (6.8%)
*	5N Plus, Inc.	24,500	$82,122
	Absolute Software Corp.	14,380	215,381
	Acadian Timber Corp.	4,453	73,543
*	AcuityAds Holdings, Inc.	1,539	17,542
#*	Advantage Oil & Gas, Ltd.	106,161	281,564
	Aecon Group, Inc.	32,865	498,931
#	AG Growth International, Inc.	11,375	398,863
	AGF Management, Ltd., Class B	23,660	146,293
	Agnico Eagle Mines, Ltd.	5,937	371,084
	Agnico Eagle Mines, Ltd.	14,388	898,387
*	Aimia, Inc.	4,700	18,775
*	Air Canada	45,730	921,557
	AirBoss of America Corp.	7,393	246,604
	Alamos Gold, Inc., Class A	183,743	1,472,459
	Alamos Gold, Inc., Class A	40,442	323,536
	Alaris Equity Partners Income	12,870	178,106
*	Alcanna, Inc.	5,691	35,003
#*	Alexco Resource Corp.	16,413	44,599
	Algoma Central Corp.	4,700	64,660
#	Algonquin Power & Utilities Corp.	61,122	986,087
	Algonquin Power & Utilities Corp.	14,311	230,980
	Alimentation Couche-Tard, Inc., Class B	77,740	2,634,236
	AltaGas, Ltd.	94,414	1,764,382
#	Altius Minerals Corp.	7,200	98,058
	Altus Group, Ltd.	1,811	91,511
#*	Americas Gold & Silver Corp.	11,652	25,121
*	Amerigo Resources, Ltd.	21,300	21,488
	Andrew Peller, Ltd., Class A	11,100	102,407
	ARC Resources, Ltd.	296,559	1,865,028
*	Argonaut Gold, Inc.	108,801	238,997
*	Aritzia, Inc.	33,968	847,576
	Atco, Ltd., Class I	14,200	487,408
*	ATS Automation Tooling Systems, Inc.	7,150	172,475
#*	Aurora Cannabis, Inc.	5,854	52,146
#*	Aurora Cannabis, Inc.	48,589	434,386
*	AutoCanada, Inc.	14,210	547,521
	B2Gold Corp.	343,746	1,655,596
	Badger Daylighting, Ltd.	13,390	452,960
	Bank of Montreal 063671101	18,904	1,783,403
	Bank of Montreal 063671952	30,462	2,875,074
	Bank of Nova Scotia (The) 064149107	71,552	4,557,147
	Bank of Nova Scotia (The) 064149958	68,381	4,354,376
	Barrick Gold Corp.	2,500	53,269
	Barrick Gold Corp.	5,213	110,776
	Barrick Gold Corp.	36,529	779,208
*	Bausch Health Cos., Inc.	51,386	1,653,088
*	Bausch Health Cos., Inc.	34,276	1,103,447
	BCE, Inc.	18,344	867,087
#	Birchcliff Energy, Ltd.	123,321	313,031
	Bird Construction, Inc.	5,418	39,934
*	Black Diamond Group, Ltd.	26,016	83,605
*	BlackBerry, Ltd. 09228F954	55,808	493,539
*	Bombardier, Inc., Class B	100,219	75,012
	Bonterra Energy Corp.	13,150	37,659
	Boralex, Inc., Class A	35,436	1,135,889
	Brookfield Asset Management, Inc., Class A	9,384	427,764
	Brookfield Asset Management, Inc., Class A	16,771	764,422
	BRP, Inc.	9,248	849,599
	CAE, Inc.	26,952	844,203

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	CAE, Inc.	21,992	$688,789
	Calian Group, Ltd.	4,200	198,254
#	Cameco Corp. 13321L108	35,587	598,217
	Cameco Corp. 13321L959	102,984	1,730,993
	Canaccord Genuity Group, Inc.	30,446	293,526
	Canacol Energy, Ltd.	44,005	124,230
*	Canada Goose Holdings, Inc.	500	21,128
*	Canada Goose Holdings, Inc.	13,776	582,312
	Canadian Imperial Bank of Commerce 136069101	7,445	773,982
#	Canadian Imperial Bank of Commerce 136069952	55,740	5,794,620
	Canadian National Railway Co.	13,000	1,399,577
	Canadian National Railway Co.	46,957	5,054,921
	Canadian Natural Resources, Ltd.	28,391	861,789
	Canadian Natural Resources, Ltd.	264,362	8,031,318
	Canadian Pacific Railway, Ltd.	9,072	3,385,606
	Canadian Pacific Railway, Ltd.	1,755	654,843
	Canadian Tire Corp., Ltd., Class A	12,186	1,942,384
	Canadian Utilities, Ltd., Class A	18,114	517,711
	Canadian Utilities, Ltd., Class B	600	16,280
	Canadian Western Bank	48,866	1,343,750
*	Canfor Corp.	15,204	379,744
	Canfor Pulp Products, Inc.	15,063	110,293
#*	Canopy Growth Corp.	14,574	392,769
	CanWel Building Materials Group, Ltd.	25,200	199,074
	Capital Power Corp.	30,345	967,515
*	Capstone Mining Corp.	148,077	661,386
	Cascades, Inc.	48,759	572,025
	CCL Industries, Inc., Class B	28,675	1,627,673
*	Celestica, Inc.	50,960	424,497
*	Celestica, Inc.	5,600	46,653
	Cenovus Energy, Inc.	143,576	1,117,864
	Cenovus Energy, Inc.	238,894	1,856,206
	Centerra Gold, Inc.	73,460	677,736
	Cervus Equipment Corp.	3,004	40,668
	CES Energy Solutions Corp.	119,725	157,796
*	CGI, Inc.	27,460	2,429,545
	Chesswood Group, Ltd.	5,700	57,967
	China Gold International Resources Corp., Ltd.	120,535	369,700
	CI Financial Corp.	79,936	1,285,063
*	Cineplex, Inc.	14,609	150,945
	Cogeco Communications, Inc.	6,627	629,461
	Cogeco, Inc.	27,189	2,136,365
*	Colabor Group, Inc.	23,800	21,687
	Colliers International Group, Inc. 194693107	11,666	1,258,528
#	Colliers International Group, Inc. 194693158	2,800	303,065
	Computer Modelling Group, Ltd.	35,217	157,010
	Constellation Software, Inc.	1,696	2,489,090
#*	Copper Mountain Mining Corp.	97,704	325,905
	Corby Spirit and Wine, Ltd.	5,700	84,029
	Corus Entertainment, Inc., Class B	247,026	1,181,721
	Crescent Point Energy Corp.	53,200	209,917
	Crescent Point Energy Corp.	155,175	609,838
*	Crew Energy, Inc.	145,698	129,204
#*	Cronos Group, Inc.	30,175	245,624
#*	Denison Mines Corp.	134,958	144,933
*	Descartes Systems Group, Inc. (The)	3,518	225,050
*	Descartes Systems Group, Inc. (The)	1,888	120,945
	Dexterra Group, Inc.	10,903	53,310
#*	DIRTT Environmental Solutions	10,600	36,220

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Dollarama, Inc.	39,342	$1,833,389
*	Dorel Industries, Inc., Class B	16,650	167,157
	DREAM Unlimited Corp., Class A	15,400	287,290
	Dundee Precious Metals, Inc.	49,593	357,074
	ECN Capital Corp.	111,383	746,692
	E-L Financial Corp., Ltd.	284	217,191
*	Eldorado Gold Corp.	82,338	813,227
#	Element Fleet Management Corp.	194,983	2,387,417
	Emera, Inc.	32,616	1,482,533
	Empire Co., Ltd., Class A	34,684	1,090,903
#	Enbridge, Inc.	54,246	2,092,350
	Enbridge, Inc.	34,206	1,319,325
	Endeavour Mining Corp.	73,086	1,521,601
	Enerflex, Ltd.	41,595	277,492
#*	Energy Fuels, Inc.	31,800	174,633
	Enerplus Corp.	82,000	440,971
	Enerplus Corp.	17,636	94,705
	Enghouse Systems, Ltd.	17,344	821,517
	Ensign Energy Services, Inc.	81,720	75,128
*	Equinox Gold Corp.	9,629	77,866
	Equitable Group, Inc.	7,300	792,330
*	ERO Copper Corp.	3,945	77,895
#	Evertz Technologies, Ltd.	8,165	102,432
	Exchange Income Corp.	8,657	271,370
	Exco Technologies, Ltd.	37,240	325,091
	Extendicare, Inc.	41,022	260,653
	Fairfax Financial Holdings, Ltd.	5,102	2,331,026
	Fiera Capital Corp.	16,900	150,005
	Finning International, Inc.	79,964	2,081,152
	First National Financial Corp.	5,300	222,323
	First Quantum Minerals, Ltd.	136,578	3,147,903
	FirstService Corp.	7,595	1,232,289
	FirstService Corp.	2,400	389,850
	Fortis, Inc.	20,453	912,369
	Fortis, Inc.	7,283	324,822
#*	Fortuna Silver Mines, Inc.	54,715	329,407
#	Franco-Nevada Corp.	3,701	515,327
#	Frontera Energy Corp.	8,419	43,289
#*	Galiano Gold, Inc.	70,680	90,855
	Gamehost, Inc.	9,498	54,864
*	GDI Integrated Facility Services, Inc.	300	14,095
	George Weston, Ltd.	20,810	1,837,456
#	Gibson Energy, Inc.	56,002	1,022,857
	Gildan Activewear, Inc.	14,296	496,170
	goeasy, Ltd.	8,267	978,064
*	GoGold Resources, Inc.	16,500	34,768
#*	Golden Star Resources, Ltd.	19,013	65,122
#*	GoldMoney, Inc.	16,200	38,485
#*	Gran Tierra Energy, Inc.	182,088	121,476
#*	Great Canadian Gaming Corp.	22,100	797,409
	Great-West Lifeco, Inc.	27,911	809,298
*	Headwater Exploration, Inc.	6,928	25,308
*	Heroux-Devtek, Inc.	13,891	186,472
	High Liner Foods, Inc.	12,787	138,674
*	Home Capital Group, Inc.	23,367	617,658
#	Hudbay Minerals, Inc.	127,861	954,940
	Hydro One, Ltd.	22,700	544,253
*	i-80 Gold Corp.	19,580	39,187
	iA Financial Corp., Inc.	39,001	2,196,355

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp.	155,174	$484,781
*	IAMGOLD Corp.	35,221	110,242
*	IBI Group, Inc.	7,300	61,351
#	IGM Financial, Inc.	11,307	403,654
*	Imperial Metals Corp.	11,400	46,003
	Imperial Oil, Ltd.	9,800	283,041
	Imperial Oil, Ltd.	24,351	704,961
	Information Services Corp.	5,400	108,953
	Innergex Renewable Energy, Inc.	11,018	188,236
	Intact Financial Corp.	15,046	1,999,931
#	Inter Pipeline, Ltd.	90,778	1,323,469
*	Interfor Corp.	33,168	881,584
#	Intertape Polymer Group, Inc.	43,244	1,064,257
#	Jamieson Wellness, Inc.	22,955	720,501
	K-Bro Linen, Inc.	1,229	46,194
#*	Kelt Exploration, Ltd.	63,747	141,586
#	Keyera Corp.	62,719	1,434,350
*	Kinaxis, Inc.	4,982	642,596
	Kinross Gold Corp.	261,711	1,841,761
	Kinross Gold Corp.	10,712	75,412
#	Kirkland Lake Gold, Ltd.	80,828	3,003,226
	KP Tissue, Inc.	5,700	46,837
	Lassonde Industries, Inc., Class A	2,100	334,814
	Laurentian Bank of Canada	17,574	608,224
	Leon’s Furniture, Ltd.	14,074	252,248
*	Lightstream Resources, Ltd.	52,634	0
	Linamar Corp.	29,163	1,708,995
	Loblaw Cos., Ltd.	26,402	1,465,980
*	Lucara Diamond Corp.	184,114	118,334
	Lundin Mining Corp.	356,811	4,310,819
	Magellan Aerospace Corp.	8,300	71,578
	Magna International, Inc.	80,312	7,584,605
	Magna International, Inc.	29,284	2,764,995
*	Mainstreet Equity Corp.	2,696	184,793
*	Major Drilling Group International, Inc.	42,212	239,710
*	Mandalay Resources Corp.	18,509	35,537
	Manulife Financial Corp.	17,741	387,397
	Manulife Financial Corp.	141,354	3,088,585
#	Maple Leaf Foods, Inc.	28,273	652,569
	Martinrea International, Inc.	55,453	602,284
*	Mav Beauty Brands, Inc.	2,500	11,004
*	MDF Commerce, Inc.	2,102	22,745
	Medical Facilities Corp.	16,216	96,440
*	MEG Energy Corp.	121,877	673,266
	Melcor Developments, Ltd.	2,500	26,482
*	Mercator Minerals, Ltd.	15,420	0
	Methanex Corp.	19,726	720,256
	Methanex Corp.	5,399	197,387
	Metro, Inc.	28,767	1,318,126
	Morguard Corp.	900	90,384
	Morneau Shepell, Inc.	19,996	502,686
*	MTY Food Group, Inc.	6,344	266,859
	Mullen Group, Ltd.	41,263	452,193
#	National Bank of Canada	84,872	6,170,249
	Neo Performance Materials, Inc.	1,300	21,132
#*	New Gold, Inc.	513,322	843,600
	NFI Group, Inc.	27,295	612,231
	North American Construction Group, Ltd.	19,300	260,181
	North American Construction Group, Ltd.	1,018	13,712

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	North West Co., Inc. (The)	22,094	$636,316
	Northland Power, Inc.	44,775	1,542,345
	Nutrien, Ltd.	52,548	2,900,115
#*	NuVista Energy, Ltd.	75,369	142,258
*	OceanaGold Corp.	277,194	462,309
	Onex Corp.	18,983	1,270,887
#	Open Text Corp.	18,400	866,446
	Open Text Corp.	16,829	792,646
	Osisko Gold Royalties, Ltd.	26,391	318,626
	Pan American Silver Corp.	29,809	948,509
#*	Paramount Resources, Ltd., Class A	31,088	289,341
*	Parex Resources, Inc.	106,941	2,014,143
	Park Lawn Corp.	7,381	203,868
	Parkland Corp.	42,944	1,379,351
	Pason Systems, Inc.	25,000	191,189
	Pembina Pipeline Corp.	2,244	69,274
	Pembina Pipeline Corp.	79,149	2,442,538
	Peyto Exploration & Development Corp.	74,200	323,567
*	Photon Control, Inc.	16,402	40,033
	PHX Energy Services Corp.	18,919	53,718
	Pizza Pizza Royalty Corp.	10,074	88,434
	Polaris Infrastructure, Inc.	5,900	95,665
	Pollard Banknote, Ltd.	3,300	161,087
*	Precision Drilling Corp.	5,363	137,703
#*	Precision Drilling Corp.	1,204	30,945
#	Premium Brands Holdings Corp.	14,391	1,399,936
*	Pretium Resources, Inc.	7,794	81,759
*	Pretium Resources, Inc.	44,718	469,682
	Primo Water Corp. 74167P108	24,976	418,098
	Primo Water Corp. 74167P959	23,099	386,001
*	Pulse Seismic, Inc.	15,220	23,651
	Quarterhill, Inc.	76,668	160,303
	Quebecor, Inc., Class B	39,526	1,062,795
#*	Questerre Energy Corp., Class A	32,700	5,321
	Recipe Unlimited Corp.	14,874	232,945
	Restaurant Brands International, Inc.	9,100	624,929
	Restaurant Brands International, Inc.	8,851	607,267
#	RF Capital Group, Inc.	20,071	36,251
#	Richelieu Hardware, Ltd.	29,641	1,035,500
	Ritchie Bros Auctioneers, Inc.	7,600	483,459
	Ritchie Bros Auctioneers, Inc.	19,812	1,260,043
	Rogers Communications, Inc., Class B	7,600	374,327
	Rogers Communications, Inc., Class B	24,565	1,209,335
#	Rogers Sugar, Inc.	26,348	119,184
*	Roxgold, Inc.	48,000	79,665
	Royal Bank of Canada 780087102	133,402	12,726,551
	Royal Bank of Canada 780087953	73,553	7,019,894
	Russel Metals, Inc.	42,512	974,648
*	Sandstorm Gold, Ltd.	45,625	337,784
#	Saputo, Inc.	17,716	562,980
#	Secure Energy Services, Inc.	78,065	264,207
	Shaw Communications, Inc., Class B	10,960	317,436
	Shaw Communications, Inc., Class B	67,901	1,964,376
	ShawCor, Ltd.	35,032	166,161
*	Shopify, Inc., Class A	800	946,008
	Sienna Senior Living, Inc.	15,909	189,487
*	Sierra Wireless, Inc.	7,200	109,246
*	Sierra Wireless, Inc.	11,505	174,301
	Sleep Country Canada Holdings, Inc.	19,915	563,028

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	SNC-Lavalin Group, Inc.	28,842	$645,053
*	Spin Master Corp.	3,300	111,794
#	Sprott, Inc.	3,770	169,978
#	SSR Mining, Inc.	82,541	1,310,156
#	Stantec, Inc.	16,542	774,513
	Stantec, Inc.	8,147	381,524
	Stelco Holdings, Inc.	1,422	35,875
	Stella-Jones, Inc.	15,990	668,662
*	Storm Resources, Ltd.	14,900	38,549
	Sun Life Financial, Inc.	809	43,644
	Sun Life Financial, Inc.	49,046	2,645,541
	Suncor Energy, Inc.	111,613	2,387,263
	Suncor Energy, Inc.	204,854	4,387,973
*	SunOpta, Inc.	7,675	95,093
*	SunOpta, Inc.	4,800	59,436
	Superior Plus Corp.	94,458	1,154,260
*	Tamarack Valley Energy, Ltd.	113,214	236,716
*	Taseko Mines, Ltd.	134,013	268,211
	TC Energy Corp.	5,442	269,233
	TC Energy Corp.	53,480	2,645,656
	Teck Resources, Ltd., Class B	49,425	1,045,881
	Teck Resources, Ltd., Class B	120,691	2,555,028
	TELUS Corp.	49,328	1,023,361
*	TeraGo, Inc.	3,300	15,142
	TerraVest Industries, Inc.	100	1,464
*	Tervita Corp.	98	420
	TFI International, Inc.	48,463	4,246,402
	Thomson Reuters Corp.	4,681	434,111
	Thomson Reuters Corp.	3,100	287,401
#	Tidewater Midstream and Infrastructure, Ltd.	109,000	93,113
	Timbercreek Financial Corp.	26,611	197,014
	TMX Group, Ltd.	3,392	373,792
*	Topicus.com, Inc.	2,349	175,815
*	Torex Gold Resources, Inc.	39,274	475,448
	Toromont Industries, Ltd.	20,559	1,639,167
	Toronto-Dominion Bank (The)	90,182	6,199,714
	Toronto-Dominion Bank (The)	9,606	660,412
*	Total Energy Services, Inc.	18,599	59,015
	Tourmaline Oil Corp.	102,451	2,210,460
	TransAlta Corp. 89346D107	33,238	326,730
#	TransAlta Corp. 89346D958	133,581	1,312,825
	TransAlta Renewables, Inc.	39,506	625,784
#	Transcontinental, Inc., Class A	51,756	980,254
*	TransGlobe Energy Corp.	1,881	2,984
*	Trican Well Service, Ltd.	109,914	188,682
*	Trisura Group, Ltd.	2,121	226,194
*	Turquoise Hill Resources, Ltd.	26,254	461,787
	Uni-Select, Inc.	17,891	198,247
	Vermilion Energy, Inc.	13,653	101,306
	Vermilion Energy, Inc.	61,564	456,805
	VersaBank	4,000	48,912
#	Wajax Corp.	10,034	165,308
	Waste Connections, Inc.	4	476
	Waste Connections, Inc.	5,748	684,743
*	Wesdome Gold Mines, Ltd.	124,514	917,786
	West Fraser Timber Co., Ltd.	23,971	1,850,738
	West Fraser Timber Co., Ltd.	2,369	183,214
	Western Forest Products, Inc.	179,994	310,448
#	Westshore Terminals Investment Corp.	24,894	406,276

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Wheaton Precious Metals Corp.	17,658	$729,629
	Whitecap Resources, Inc.	236,599	1,035,598
*	WildBrain, Ltd.	65,806	145,623
#	Winpak, Ltd.	7,500	260,424
	WSP Global, Inc.	16,773	1,741,641
	Yamana Gold, Inc.	398,609	1,825,789
#*	Yangarra Resources, Ltd.	48,609	43,106
	Yellow Pages, Ltd.	9,936	102,015

TOTAL CANADA			302,418,726

CHILE — (0.2%)
	AES Gener SA	297,414	48,872
	Aguas Andinas SA, Class A	422,238	120,006
	Banco de Chile, ADR	8,263	179,973
	Banco de Credito e Inversiones SA	5,789	268,831
	Besalco SA	159,422	106,490
	CAP SA	33,285	593,363
	Cencosud SA	275,862	572,699
	Cia Cervecerias Unidas SA	4,127	37,976
	Cia Cervecerias Unidas SA, Sponsored ADR	6,421	117,697
*	Cia Sud Americana de Vapores SA	10,786,150	652,575
	Colbun SA	714,528	122,652
	Cristalerias de Chile SA	2,000	9,849
	Embotelladora Andina SA, ADR, Class B	4,903	70,211
	Empresa Nacional de Telecomunicaciones SA	76,642	430,372
	Empresas CMPC SA	150,589	418,462
	Empresas COPEC SA	17,140	184,584
	Empresas Hites SA	40,531	8,839
#	Enel Americas SA, ADR	49,388	354,606
	Enel Americas SA	2,271,184	323,295
	Enel Chile SA, ADR	60,103	209,760
*	Enel Chile SA	844,942	57,659
	Engie Energia Chile SA	97,172	102,541
	Falabella SA	25,508	115,206
*	Forus SA	24,881	48,307
	Grupo Security SA	496,836	102,753
	Hortifrut SA	2,991	4,747
	Inversiones Aguas Metropolitanas SA	232,596	179,013
	Inversiones La Construccion SA	14,743	98,988
	Itau CorpBanca Chile SA	31,981,234	108,895
	Itau CorpBanca Chile SA, ADR	9,675	49,826
	Molibdenos y Metales SA	1,797	12,591
	Multiexport Foods SA	175,108	81,302
	Parque Arauco SA	110,687	171,794
	PAZ Corp. SA	30,769	28,530
	Plaza SA	7,638	12,896
	Ripley Corp. SA	362,922	115,919
	Salfacorp SA	188,280	130,336
	Sigdo Koppers SA	85,947	103,998
	Sociedad Matriz SAAM SA	1,380,854	109,966
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,702	406,203
	Socovesa SA	126,028	42,557
	SONDA SA	182,389	115,737
	Vina Concha y Toro SA	65,394	114,184

TOTAL CHILE			7,145,060

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (9.9%)
*	21Vianet Group, Inc., ADR	4,272	$119,232
	360 Security Technology, Inc., Class A	8,100	15,749
*	3SBio, Inc.	434,500	410,743
*	51job, Inc., ADR	5,450	335,448
	5I5J Holding Group Co., Ltd., Class A	37,000	22,072
	AAC Technologies Holdings, Inc.	307,500	1,706,987
	Accelink Technologies Co., Ltd., Class A	14,300	48,972
	Addsino Co., Ltd., Class A	13,800	36,164
*	Advanced Technology & Materials Co., Ltd., Class A	31,400	34,648
	AECC Aero-Engine Control Co., Ltd., Class A	9,900	27,651
	AECC Aviation Power Co., Ltd., Class A	13,200	76,980
	Aerospace CH UAV Co., Ltd.	9,400	27,139
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	12,600	15,566
	Agile Group Holdings, Ltd.	1,144,749	1,788,298
	Agricultural Bank of China, Ltd., Class H	4,244,000	1,644,207
	Air China, Ltd., Class H	682,000	539,249
	Aisino Corp., Class A	34,500	63,059
	Ak Medical Holdings, Ltd.	66,000	102,526
	AKM Industrial Co., Ltd.	50,000	6,425
*	Alibaba Group Holding, Ltd., Sponsored ADR	43,175	9,971,266
*	Alibaba Group Holding, Ltd.	198,200	5,729,505
*	Alibaba Health Information Technology, Ltd.	62,000	188,715
#*	Alibaba Pictures Group, Ltd.	4,160,000	604,397
	A-Living Smart City Services Co., Ltd., Class H	231,250	1,062,921
*	Alpha Group, Class A	20,500	19,295
*	Aluminum Corp. of China, Ltd., Class H	1,520,000	785,438
	Amoy Diagnostics Co., Ltd., Class A	1,000	13,160
	Angang Steel Co., Ltd., Class H	819,400	563,303
	Angel Yeast Co., Ltd., Class A	8,345	75,425
	Anhui Conch Cement Co., Ltd., Class H	398,500	2,378,508
	Anhui Construction Engineering Group Co., Ltd., Class A	33,000	20,526
	Anhui Expressway Co., Ltd., Class H	118,000	82,723
	Anhui Genuine New Materials Co., Ltd., Class A	3,900	21,250
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	8,300	38,162
	Anhui Gujing Distillery Co., Ltd., Class A	1,800	63,103
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	27,100	25,092
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	15,600	20,157
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	21,600	22,393
	Anhui Jinhe Industrial Co., Ltd., Class A	8,400	42,351
	Anhui Korrun Co., Ltd., Class A	4,500	15,843
	Anhui Kouzi Distillery Co., Ltd., Class A	12,890	123,704
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	23,200	28,752
	Anhui Xinhua Media Co., Ltd., Class A	30,800	22,908
	Anhui Yingjia Distillery Co., Ltd., Class A	7,000	40,486
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	26,100	42,893
	Animal Health Holdings, Inc.	47,000	568
	ANTA Sports Products, Ltd.	235,000	4,192,024
*	Anton Oilfield Services Group	1,118,000	70,057
	Aoshikang Technology Co., Ltd., Class A	2,100	22,682
*	Aowei Holdings, Ltd.	59,000	8,051
	Apeloa Pharmaceutical Co., Ltd., Class A	12,400	59,433
	APT Satellite Holdings, Ltd.	186,250	60,233
	Asia Cement China Holdings Corp.	254,000	260,613
	Asymchem Laboratories Tianjin Co., Ltd., Class A	600	30,382
	Ausnutria Dairy Corp., Ltd.	239,000	353,127
	Autobio Diagnostics Co., Ltd., Class A	1,000	18,838
	Avic Capital Co., Ltd., Class A	115,600	69,211
	AVIC Electromechanical Systems Co., Ltd., Class A	25,300	38,064
	Avic Heavy Machinery Co., Ltd., Class A	13,400	36,546
#*	AVIC International Holding HK, Ltd.	1,307,948	21,183

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	3,100	$32,577
	AVIC Shenyang Aircraft Co., Ltd., Class A	7,100	63,286
	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	8,500	31,524
	AviChina Industry & Technology Co., Ltd., Class H	828,000	531,337
	AVICOPTER P.L.C., Class A	6,000	47,092
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	45,600	96,845
	BAIC Motor Corp., Ltd., Class H	1,236,000	446,868
*	Baidu, Inc., Sponsored ADR	33,222	6,987,583
	Bank of Beijing Co., Ltd., Class A	170,600	125,408
	Bank of Changsha Co., Ltd., Class A	47,600	66,194
	Bank of Chengdu Co., Ltd., Class A	41,900	77,102
	Bank of China, Ltd., Class H	7,418,800	2,943,394
	Bank of Chongqing Co., Ltd., Class H	341,500	229,221
	Bank of Communications Co., Ltd., Class H	1,151,695	735,348
	Bank of Hangzhou Co., Ltd., Class A	60,080	153,437
	Bank of Jiangsu Co., Ltd., Class A	160,420	175,050
	Bank of Nanjing Co., Ltd., Class A	292,060	413,657
	Bank of Ningbo Co., Ltd., Class A	84,719	552,064
	Bank of Shanghai Co., Ltd., Class A	87,540	110,549
	Bank of Zhengzhou Co., Ltd., Class H	83,600	21,712
	Baoshan Iron & Steel Co., Ltd., Class A	137,000	182,098
	Baosheng Science and Technology Innovation Co., Ltd., Class A	28,800	18,633
*	Baoye Group Co., Ltd., Class H	87,040	45,391
*	Baozun, Inc., Sponsored ADR	4,280	148,559
*	BAOZUN, Inc., Class A	13,700	159,346
	BBMG Corp., Class H	852,000	175,107
	Befar Group Co., Ltd., Class A	19,500	18,680
	Beibuwan Port Co., Ltd., Class A	13,400	18,427
*	BeiGene, Ltd.	3,500	93,100
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	15,300	33,807
*	Beijing BDStar Navigation Co., Ltd., Class A	2,700	16,898
	Beijing Capital Co., Ltd., Class A	166,790	76,483
	Beijing Capital Development Co., Ltd., Class A	43,200	37,271
	Beijing Capital International Airport Co., Ltd., Class H	1,044,000	757,845
	Beijing Capital Land, Ltd., Class H	601,000	80,299
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	22,500	68,191
	Beijing Dabeinong Technology Group Co., Ltd., Class A	28,300	35,550
*	Beijing Easpring Material Technology Co., Ltd., Class A	1,800	13,993
	Beijing E-Hualu Information Technology Co., Ltd., Class A	13,200	50,040
*	Beijing Energy International Holding Co., Ltd.	1,408,000	45,272
	Beijing Enlight Media Co., Ltd., Class A	10,700	21,498
*	Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	151,712
	Beijing Enterprises Holdings, Ltd.	189,000	616,517
	Beijing Enterprises Water Group, Ltd.	1,905,000	727,586
*	Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	31,062
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	9,300	29,335
	Beijing Global Safety Technology Co., Ltd., Class A	3,200	11,230
*	Beijing Jetsen Technology Co., Ltd., Class A	60,300	32,228
	Beijing Jingneng Clean Energy Co., Ltd., Class H	350,000	76,137
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	3,600	20,454
	Beijing New Building Materials P.L.C., Class A	25,200	179,082
	Beijing North Star Co., Ltd., Class H	300,000	55,128
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	54,800	30,952
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	18,400	24,633
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	18,450	164,067
	Beijing Originwater Technology Co., Ltd., Class A	49,900	54,130
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	63,200	52,000
	Beijing Shiji Information Technology Co., Ltd., Class A	4,200	18,479

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Shougang Co., Ltd., Class A	19,100	$14,842
	Beijing Shunxin Agriculture Co., Ltd., Class A	2,800	21,435
	Beijing Sinnet Technology Co., Ltd., Class A	26,700	58,008
	Beijing SL Pharmaceutical Co., Ltd., Class A	20,500	37,636
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	24,700	19,509
	Beijing Strong Biotechnologies, Inc., Class A	4,600	14,476
	Beijing SuperMap Software Co., Ltd., Class A	6,865	16,782
	Beijing Thunisoft Corp., Ltd., Class A	6,700	18,479
	Beijing Tiantan Biological Products Corp., Ltd., Class A	3,600	20,046
	Beijing Tongrentang Co., Ltd., Class A	14,900	70,299
*	Beijing Ultrapower Software Co., Ltd., Class A	28,900	19,770
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	8,900	8,533
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	80,000	22,884
	Beijing Yanjing Brewery Co., Ltd., Class A	55,538	63,349
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	29,000	40,820
*	Berry Genomics Co., Ltd., Class A	5,800	26,543
	Best Pacific International Holdings, Ltd.	186,000	53,591
	Bestsun Energy Co., Ltd., Class A	27,800	20,767
	Betta Pharmaceuticals Co., Ltd., Class A	1,300	21,438
	Better Life Commercial Chain Share Co., Ltd., Class A	25,500	29,815
	BGI Genomics Co., Ltd., Class A	2,900	57,760
	Biem.L.Fdlkk Garment Co., Ltd., Class A	9,400	31,075
	Blue Sail Medical Co., Ltd., Class A	29,000	105,429
*	Bluedon Information Security Technology Co., Ltd., Class A	23,400	11,864
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	74,500	70,995
	BOE Technology Group Co., Ltd., Class A	242,500	273,399
*	Bohai Leasing Co., Ltd., Class A	179,000	57,208
	Bosideng International Holdings, Ltd.	1,168,000	592,404
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	6,400	34,470
	Bright Dairy & Food Co., Ltd., Class A	27,592	73,538
	Bright Real Estate Group Co., Ltd., Class A	49,100	18,715
	Brilliance China Automotive Holdings, Ltd.	1,194,000	1,122,101
	B-Soft Co., Ltd., Class A	4,900	7,766
	BTG Hotels Group Co., Ltd., Class A	19,731	77,838
	BYD Co., Ltd., Class H	189,500	3,940,561
	BYD Electronic International Co., Ltd.	531,000	2,817,450
	By-health Co., Ltd., Class A	22,100	111,374
	C&S Paper Co., Ltd., Class A	20,500	97,399
#*	CA Cultural Technology Group, Ltd.	129,000	49,112
	Cabbeen Fashion, Ltd.	155,000	54,067
	Caitong Securities Co., Ltd., Class A	20,600	31,703
	Camel Group Co., Ltd., Class A	18,300	33,768
	Canvest Environmental Protection Group Co., Ltd.	218,000	112,759
*	Capital Environment Holdings, Ltd.	2,440,000	45,498
	Carrianna Group Holdings Co., Ltd.	238,000	16,247
	CECEP Solar Energy Co., Ltd., Class A	60,700	57,564
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	65,000	29,765
	CECEP Wind-Power Corp., Class A	98,700	57,107
	Central China Real Estate, Ltd.	370,696	203,893
*	Central China Securities Co., Ltd., Class H	218,000	39,540
*	CGN New Energy Holdings Co., Ltd.	752,000	183,131
	CGN Nuclear Technology Development Co., Ltd., Class A	15,700	27,004
	CGN Power Co., Ltd., Class H	718,000	165,183
	Chacha Food Co., Ltd., Class A	7,400	61,567
	Changchun Faway Automobile Components Co., Ltd., Class A	10,400	15,915
	Changjiang Securities Co., Ltd., Class A	43,006	48,018
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	2,100	63,010
	Chaowei Power Holdings, Ltd.	348,000	126,165

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chaozhou Three-Circle Group Co., Ltd., Class A	5,200	$34,667
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	9,500	21,985
	Chengdu Hongqi Chain Co., Ltd., Class A	17,300	16,281
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	7,100	9,906
	China Aerospace International Holdings, Ltd.	848,000	71,806
	China Aerospace Times Electronics Co., Ltd., Class A	59,100	62,224
	China Aoyuan Group, Ltd.	541,000	561,445
	China Avionics Systems Co., Ltd., Class A	15,000	34,749
	China Baoan Group Co., Ltd., Class A	32,400	52,535
	China Beststudy Education Group	84,000	26,572
*	China Boton Group Co., Ltd.	146,000	70,802
	China CAMC Engineering Co., Ltd., Class A	34,400	36,164
	China Cinda Asset Management Co., Ltd., Class H	2,879,000	565,911
	China CITIC Bank Corp., Ltd., Class H	1,658,000	865,538
	China Coal Energy Co., Ltd., Class H	508,000	274,752
	China Common Rich Renewable Energy Investments, Ltd.	710,000	85,691
	China Communications Services Corp., Ltd., Class H	938,000	405,606
	China Conch Venture Holdings, Ltd.	431,000	2,033,588
	China Construction Bank Corp., Class H	14,243,200	11,242,750
*	China CSSC Holdings, Ltd., Class A	7,500	18,063
	China CYTS Tours Holding Co., Ltd., Class A	11,700	21,704
	China Datang Corp. Renewable Power Co., Ltd., Class H	954,000	177,661
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	58,556
	China Development Bank Financial Leasing Co., Ltd., Class H	70,000	10,267
#*	China Dili Group	715,600	199,014
*	China Dynamics Holdings, Ltd.	590,000	11,037
	China Eastern Airlines Corp., Ltd., ADR	2,373	51,779
	China Eastern Airlines Corp., Ltd., Class H	674,000	295,216
	China Education Group Holdings, Ltd.	156,000	376,619
	China Electronics Huada Technology Co., Ltd.	256,000	27,944
	China Electronics Optics Valley Union Holding Co., Ltd.	664,000	35,730
	China Energy Engineering Corp., Ltd., Class H	780,000	79,144
	China Everbright Bank Co., Ltd., Class H	919,000	383,754
	China Everbright Environment Group, Ltd.	694,074	436,298
#	China Everbright Greentech, Ltd.	232,000	91,761
	China Everbright Water, Ltd.	129,348	26,702
#	China Evergrande Group	561,000	946,677
	China Express Airlines Co., Ltd., Class A	10,800	25,401
	China Film Co., Ltd., Class A	22,700	49,537
*	China Financial Services Holdings, Ltd.	17,700	3,874
	China Foods, Ltd.	538,000	223,993
	China Fortune Land Development Co., Ltd., Class A	125,460	107,941
	China Galaxy Securities Co., Ltd., Class H	924,000	549,162
	China Gas Holdings, Ltd.	670,200	2,415,708
	China Gezhouba Group Co., Ltd., Class A	99,400	109,128
*	China Glass Holdings, Ltd.	262,000	23,182
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	456,000	382,369
	China Great Wall Securities Co., Ltd., Class A	10,800	16,758
	China Greatwall Technology Group Co., Ltd., Class A	18,200	33,091
*	China Greenland Broad Greenstate Group Co., Ltd.	356,000	15,565
	China Hanking Holdings, Ltd.	268,000	50,703
	China Harmony Auto Holding, Ltd.	380,000	185,478
*	China High Precision Automation Group, Ltd.	127,000	3,740
	China High Speed Railway Technology Co., Ltd., Class A	47,100	16,292
	China High Speed Transmission Equipment Group Co., Ltd.	195,000	141,171
	China Hongqiao Group, Ltd.	665,500	1,050,418
*	China Index Holdings, Ltd., ADR	2,931	6,449
*	China International Capital Corp., Ltd., Class H	356,800	893,226
	China International Marine Containers Group Co., Ltd., Class H	237,420	446,153

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Isotope & Radiation Corp.	3,200	$11,763
#	China Jinmao Holdings Group, Ltd.	1,786,000	676,610
	China Jushi Co., Ltd., Class A	36,300	100,517
	China Kepei Education Group, Ltd.	136,000	103,286
	China Kings Resources Group Co., Ltd., Class A	5,594	21,702
	China Lesso Group Holdings, Ltd.	744,000	1,871,463
	China Life Insurance Co., Ltd., ADR	3,332	34,020
	China Life Insurance Co., Ltd., Class H	226,000	458,136
	China Lilang, Ltd.	323,000	215,003
*	China Literature, Ltd.	11,800	122,893
*	China Logistics Property Holdings Co., Ltd.	193,000	109,705
	China Longyuan Power Group Corp., Ltd., Class H	742,000	1,091,134
*	China Lumena New Materials Corp.	18,800	0
*	China Maple Leaf Educational Systems, Ltd.	542,000	141,847
	China Medical System Holdings, Ltd.	832,000	1,921,698
	China Meheco Co., Ltd., Class A	23,500	46,514
	China Meidong Auto Holdings, Ltd.	250,000	1,246,653
	China Mengniu Dairy Co., Ltd.	609,000	3,259,427
	China Merchants Bank Co., Ltd., Class H	637,701	5,122,277
	China Merchants Energy Shipping Co., Ltd., Class A	50,500	38,231
	China Merchants Land, Ltd.	614,000	89,897
	China Merchants Port Holdings Co., Ltd.	234,000	374,366
	China Merchants Securities Co., Ltd., Class H	17,160	23,979
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	25,600	45,898
*	China Metal Recycling Holdings, Ltd.	89,400	0
	China Minmetals Rare Earth Co., Ltd., Class A	10,200	26,740
	China Minsheng Banking Corp., Ltd., Class H	1,159,620	594,207
*	China Modern Dairy Holdings, Ltd.	1,092,000	274,289
	China Molybdenum Co., Ltd., Class H	663,000	447,828
	China National Accord Medicines Corp., Ltd., Class A	8,000	51,573
	China National Building Material Co., Ltd., Class H	1,857,400	2,682,257
	China National Medicines Corp., Ltd., Class A	19,200	109,081
	China National Nuclear Power Co., Ltd., Class A	277,424	223,329
	China New Higher Education Group, Ltd.	275,000	220,445
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	29,500	22,486
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	23,600	73,875
*	China Oceanwide Holdings, Ltd.	964,000	20,742
*	China Oil & Gas Group, Ltd.	1,984,000	109,815
	China Oilfield Services, Ltd., Class H	666,000	608,520
	China Overseas Grand Oceans Group, Ltd.	841,375	535,919
	China Overseas Land & Investment, Ltd.	1,438,827	3,641,464
	China Overseas Property Holdings, Ltd.	749,275	756,785
	China Pacific Insurance Group Co., Ltd., Class H	841,800	3,029,863
	China Petroleum & Chemical Corp., ADR	11,058	543,918
	China Petroleum & Chemical Corp., Class H	4,419,400	2,179,673
	China Power International Development, Ltd.	837,333	191,923
*	China Properties Group, Ltd.	173,000	9,243
	China Publishing & Media Co., Ltd., Class A	26,400	29,223
	China Railway Group, Ltd., Class H	1,162,000	599,921
	China Railway Signal & Communication Corp., Ltd., Class H	476,000	188,940
	China Railway Tielong Container Logistics Co., Ltd., Class A	26,900	20,782
	China Reinsurance Group Corp., Class H	1,761,000	183,415
	China Renaissance Holdings, Ltd.	32,600	104,735
	China Resources Beer Holdings Co., Ltd.	178,962	1,441,666
	China Resources Cement Holdings, Ltd.	1,328,610	1,447,285
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	28,500	52,882
	China Resources Gas Group, Ltd.	466,000	2,521,329
	China Resources Land, Ltd.	966,444	4,524,959

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co., Ltd.	378,500	$328,489
	China Resources Pharmaceutical Group, Ltd.	631,500	425,255
	China Resources Power Holdings Co., Ltd.	316,678	416,009
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	19,900	76,766
	China Sanjiang Fine Chemicals Co., Ltd.	473,000	221,825
	China SCE Group Holdings, Ltd.	1,251,600	585,647
	China Science Publishing & Media, Ltd., Class A	12,500	18,135
*	China Shanshui Cement Group, Ltd.	148,000	39,728
*	China Shengmu Organic Milk, Ltd.	1,157,000	93,724
	China Shenhua Energy Co., Ltd., Class H	1,021,616	2,127,917
*	China Silver Group, Ltd.	460,000	53,637
	China South City Holdings, Ltd.	2,254,000	237,462
	China South Publishing & Media Group Co., Ltd., Class A	39,400	62,085
*	China Southern Airlines Co., Ltd., Sponsored ADR	3,231	109,176
*	China Southern Airlines Co., Ltd., Class H	844,000	571,539
	China State Construction Engineering Corp., Ltd., Class A	276,000	210,455
*	China Sunshine Paper Holdings Co., Ltd.	201,000	42,783
	China Suntien Green Energy Corp., Ltd., Class H	587,000	225,036
	China Taiping Insurance Holdings Co., Ltd.	669,106	1,238,573
	China Tian Lun Gas Holdings, Ltd.	106,000	107,052
#*	China Tianrui Group Cement Co., Ltd.	53,000	44,829
*	China Tianying, Inc., Class A	55,900	35,991
	China Tourism Group Duty Free Corp., Ltd., Class A	7,133	342,303
	China Tower Corp., Ltd., Class H	6,560,000	943,647
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,072,000	612,083
	China TransInfo Technology Co., Ltd., Class A	26,000	59,936
*	China Travel International Investment Hong Kong, Ltd.	750,000	130,025
	China Vanke Co., Ltd., Class H	572,400	2,001,629
#	China Vast Industrial Urban Development Co., Ltd.	218,000	84,910
#	China Water Affairs Group, Ltd.	310,000	251,351
*	China Water Industry Group, Ltd.	156,000	5,545
	China West Construction Group Co., Ltd., Class A	26,400	34,107
*	China Wood Optimization Holding, Ltd.	88,000	10,196
	China World Trade Center Co., Ltd., Class A	5,400	11,622
	China Xinhua Education Group, Ltd.	65,000	18,700
	China XLX Fertiliser, Ltd.	228,000	106,764
	China Yangtze Power Co., Ltd., Class A	60,500	186,482
	China Yongda Automobiles Services Holdings, Ltd.	360,500	651,819
	China Yuhua Education Corp., Ltd.	370,000	350,764
*	China ZhengTong Auto Services Holdings, Ltd.	666,000	57,393
	China Zhenhua Group Science & Technology Co., Ltd., Class A	6,300	46,878
*	China Zhongwang Holdings, Ltd.	878,400	202,877
	Chinasoft International, Ltd.	836,000	936,382
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	41,200	70,270
	Chongqing Brewery Co., Ltd., Class A	2,700	65,475
*	Chongqing Changan Automobile Co., Ltd., Class A	40,800	103,124
	Chongqing Department Store Co., Ltd., Class A	9,400	46,718
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	8,100	22,623
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	10,200	62,729
	Chongqing Machinery & Electric Co., Ltd., Class H	633,925	43,081
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,181,000	500,465
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,300	18,201
	Chow Tai Seng Jewellery Co., Ltd., Class A	11,300	53,863
	CIFI Holdings Group Co., Ltd.	1,519,085	1,357,205
	CIMC Enric Holdings, Ltd.	142,000	123,087
	Cinda Real Estate Co., Ltd., Class A	62,200	34,846
	Cisen Pharmaceutical Co., Ltd., Class A	8,300	17,110
*	CITIC Guoan Information Industry Co., Ltd., Class A	78,300	24,162
*	CITIC Resources Holdings, Ltd.	1,040,000	52,087

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CITIC Securities Co., Ltd., Class H	152,000	$365,491
	CITIC, Ltd.	1,394,000	1,464,078
*	Citychamp Watch & Jewellery Group, Ltd.	438,000	94,775
*	CMST Development Co., Ltd., Class A	56,600	46,287
	CNHTC Jinan Truck Co., Ltd., Class A	11,600	60,365
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,400	46,119
	COFCO Biotechnology Co., Ltd., Class A	50,300	70,469
	COFCO Joycome Foods, Ltd.	318,000	161,207
*	Cogobuy Group	246,000	68,448
#	Colour Life Services Group Co., Ltd.	227,247	96,315
#	Comba Telecom Systems Holdings, Ltd.	408,000	105,173
	Concord New Energy Group, Ltd.	2,600,000	187,254
	Consun Pharmaceutical Group, Ltd.	296,000	174,247
	Contemporary Amperex Technology Co., Ltd., Class A	4,064	244,221
*	Coolpad Group, Ltd.	863,600	51,905
	COSCO SHIPPING Development Co., Ltd., Class H	1,300,000	228,719
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	441,752	192,399
*	COSCO SHIPPING Holdings Co., Ltd., Class H	928,000	1,653,303
*	Cosmo Lady China Holdings Co., Ltd.	295,000	43,615
	Country Garden Holdings Co., Ltd.	2,639,875	3,138,252
	Country Garden Services Holdings Co., Ltd.	315,550	3,305,653
#	CP Pokphand Co., Ltd.	4,042,000	508,963
	CPMC Holdings, Ltd.	247,000	139,869
	CQ Pharmaceutical Holding Co., Ltd., Class A	25,500	21,450
#	CSC Financial Co., Ltd., Class H	84,500	98,387
	CSG Holding Co., Ltd., Class A	44,200	60,977
	CSPC Pharmaceutical Group, Ltd.	2,678,080	3,305,657
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	66,000	64,199
	CSSC Science & Technology Co., Ltd., Class A	10,800	18,170
*	CT Environmental Group, Ltd.	1,368,000	11,236
	CTS International Logistics Corp., Ltd., Class A	23,000	56,048
	D&O Home Collection Co., Ltd., Class A	7,100	20,476
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	8,300	42,895
*	Da Ming International Holdings, Ltd.	8,000	3,052
	DaFa Properties Group, Ltd.	13,000	10,720
	Dali Foods Group Co., Ltd.	855,500	508,208
	Dalian Bio-Chem Co., Ltd., Class A	4,000	8,455
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	32,100	17,884
	Daqin Railway Co., Ltd., Class A	123,500	131,192
	Dare Power Dekor Home Co., Ltd., Class A	14,700	31,225
	Dashang Co., Ltd., Class A	5,309	17,248
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	3,900	45,522
	Datang International Power Generation Co., Ltd., Class H	506,000	74,803
	Dawnrays Pharmaceutical Holdings, Ltd.	450,000	91,777
	Dazzle Fashion Co., Ltd., Class A	6,800	20,085
	DBG Technology Co., Ltd., Class A	13,300	22,292
	Deppon Logistics Co., Ltd., Class A	5,900	11,263
*	DeTai New Energy Group, Ltd.	540,000	2,597
	Dexin China Holdings Co., Ltd.	27,000	10,539
	DHC Software Co., Ltd., Class A	34,500	36,335
	Dian Diagnostics Group Co., Ltd., Class A	11,600	69,630
*	Differ Group Holding Co., Ltd.	772,000	93,303
	Digital China Group Co., Ltd., Class A	15,900	41,376
	Digital China Information Service Co., Ltd., Class A	16,600	35,062
	Do-Fluoride Chemicals Co., Ltd., Class A	11,400	41,981
	Dong-E-E-Jiao Co., Ltd., Class A	9,500	52,073
	Dongfang Electronics Co., Ltd., Class A	16,619	11,853
	Dongfeng Motor Group Co., Ltd., Class H	1,048,000	910,813
	Dongjiang Environmental Co., Ltd., Class H	62,600	37,113

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongxing Securities Co., Ltd., Class A	34,442	$54,712
	Dongyue Group, Ltd.	960,000	836,082
*	Doushen Beijing Education & Technology, Inc., Class A	25,100	28,094
*	DouYu International Holdings, Ltd., ADR	4,932	44,931
	Dynagreen Environmental Protection Group Co., Ltd., Class H	54,000	26,098
	East Money Information Co., Ltd., Class A	10,300	51,066
*	Easysight Supply Chain Management Co., Ltd., Class A	21,300	19,462
*	E-Commodities Holdings, Ltd.	828,000	42,756
	Electric Connector Technology Co., Ltd., Class A	3,400	22,309
	Elion Energy Co., Ltd., Class A	39,100	18,940
	ENN Energy Holdings, Ltd.	118,600	2,023,858
	ENN Natural Gas Co., Ltd., Class A	29,800	80,557
	Eoptolink Technology, Inc., Ltd., Class A	7,100	42,248
#	Essex Bio-technology, Ltd.	140,000	100,906
	Eternal Asia Supply Chain Management, Ltd., Class A	44,100	34,681
	EVA Precision Industrial Holdings, Ltd.	396,000	38,145
	Eve Energy Co., Ltd., Class A	3,290	44,800
	Everbright Jiabao Co., Ltd., Class A	36,000	16,730
	Everbright Securities Co., Ltd., Class H	69,000	54,080
*	Fangda Carbon New Material Co., Ltd., Class A	83,900	114,928
*	Fangda Special Steel Technology Co., Ltd., Class A	54,700	77,184
#	Fantasia Holdings Group Co., Ltd.	810,000	103,931
	Far East Horizon, Ltd.	1,241,000	1,423,004
*	FAW Jiefang Group Co., Ltd.	13,900	23,705
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	15,888	43,730
#*	FIH Mobile, Ltd.	1,550,000	218,815
	Financial Street Holdings Co., Ltd., Class A	56,100	53,656
	First Capital Securities Co., Ltd., Class A	13,400	13,482
	Flat Glass Group Co., Ltd., Class H	44,000	135,145
	Focus Media Information Technology Co., Ltd., Class A	34,900	57,966
*	Focused Photonics Hangzhou, Inc., Class A	8,945	15,458
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,200	57,432
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	11,300	15,199
	Fosun International, Ltd.	678,392	974,260
*	Founder Securities Co., Ltd., Class A	103,100	146,403
	Fu Shou Yuan International Group, Ltd.	309,000	334,031
	Fuan Pharmaceutical Group Co., Ltd., Class A	21,600	14,562
	Fufeng Group, Ltd.	903,600	334,254
	Fujian Longking Co., Ltd., Class A	28,300	37,020
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	5,400	13,549
	Fujian Star-net Communication Co., Ltd., Class A	10,400	30,113
	Fujian Sunner Development Co., Ltd., Class A	29,600	120,616
*	Fullshare Holdings, Ltd.	2,447,500	51,363
	Fuyao Glass Industry Group Co., Ltd., Class H	268,000	1,551,573
	Gansu Qilianshan Cement Group Co., Ltd., Class A	14,500	29,352
	Gansu Shangfeng Cement Co., Ltd., Class A	15,700	46,754
	G-bits Network Technology Xiamen Co., Ltd., Class A	1,000	70,610
*	GCL New Energy Holdings, Ltd.	2,012,000	58,866
*	GCL System Integration Technology Co., Ltd., Class A	38,100	18,243
*	GCL-Poly Energy Holdings, Ltd.	6,857,000	1,747,850
	GD Power Development Co., Ltd., Class A	73,200	25,646
*	GDS Holdings, Ltd., ADR	1,566	129,931
	Geely Automobile Holdings, Ltd.	2,005,000	5,222,407
	GEM Co., Ltd., Class A	86,200	132,305
	Gemdale Corp., Class A	59,304	107,494
	Gemdale Properties & Investment Corp., Ltd.	2,698,000	378,538
	Genertec Universal Medical Group Co., Ltd.	474,000	394,135
	Genimous Technology Co., Ltd., Class A	37,100	34,806
	Getein Biotech, Inc., Class A	3,600	19,312

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	GF Securities Co., Ltd., Class H	327,600	$473,444
	Giant Network Group Co., Ltd., Class A	7,800	16,489
	Gigadevice Semiconductor Beijing, Inc., Class A	800	23,763
*	Global Top E-Commerce Co., Ltd., Class A	41,100	22,256
*	Glorious Property Holdings, Ltd.	1,665,000	51,864
*	Glory Sun Land Group, Ltd.	227,000	8,269
	GoerTek, Inc., Class A	35,600	206,215
	Goldcard Smart Group Co., Ltd.	6,400	10,611
	Golden Eagle Retail Group, Ltd.	273,000	245,428
	GoldenHome Living Co., Ltd., Class A	2,500	24,504
*	Goldenmax International Technology, Ltd., Class A	9,700	22,249
	Goldlion Holdings, Ltd.	162,000	38,695
#*	GOME Retail Holdings, Ltd.	3,285,060	537,262
*	Gosuncn Technology Group Co., Ltd., Class A	27,521	19,409
*	Gotion High-tech Co., Ltd., Class A	17,400	92,953
*	Grand Baoxin Auto Group, Ltd.	439,881	44,599
	Grandjoy Holdings Group Co., Ltd., Class A	86,800	48,889
	Great Wall Motor Co., Ltd., Class H	605,500	1,503,198
	Greattown Holdings, Ltd., Class A	62,300	34,827
	Greatview Aseptic Packaging Co., Ltd.	543,000	268,285
	Gree Electric Appliances, Inc., Class A	30,870	284,915
*	Gree Real Estate Co., Ltd., Class A	25,000	25,932
	Greenland Holdings Corp., Ltd., Class A	79,800	69,687
	Greenland Hong Kong Holdings, Ltd.	589,000	204,768
	Greentown China Holdings, Ltd.	499,500	599,279
	Greentown Service Group Co., Ltd.	562,000	893,413
	GRG Banking Equipment Co., Ltd., Class A	15,800	31,427
	Grinm Advanced Materials Co., Ltd., Class A	12,000	21,506
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	31,000	21,523
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	13,100	13,569
	Guangdong Haid Group Co., Ltd., Class A	15,000	192,903
*	Guangdong HEC Technology Holding Co., Ltd., Class A	76,200	55,157
	Guangdong Hongda Blasting Co., Ltd., Class A	2,400	10,287
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	22,500	18,780
	Guangdong Investment, Ltd.	386,000	594,295
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	20,600	18,150
*	Guangdong Shirongzhaoye Co., Ltd., Class A	20,900	19,678
	Guangdong Tapai Group Co., Ltd., Class A	29,000	50,030
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	10,400	59,974
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,900	13,423
*	Guanghui Energy Co., Ltd., Class A	221,730	104,168
	Guangshen Railway Co., Ltd., Sponsored ADR	6,099	61,295
	Guangshen Railway Co., Ltd., Class H	442,000	88,637
	Guangxi Liugong Machinery Co., Ltd., Class A	31,800	46,957
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	5,825	20,359
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	89,833	41,306
	Guangzhou Automobile Group Co., Ltd., Class H	780,000	665,413
	Guangzhou Baiyun International Airport Co., Ltd., Class A	48,400	90,783
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	48,000	129,185
	Guangzhou Haige Communications Group, Inc. Co., Class A	20,858	31,933
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,000	44,367
	Guangzhou R&F Properties Co., Ltd., Class H	766,000	977,668
	Guangzhou Restaurant Group Co., Ltd., Class A	7,300	44,227
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	3,700	42,949
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	3,900	80,168
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	4,930	51,067
	Guangzhou Wondfo Biotech Co., Ltd., Class A	4,900	76,649
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	15,500	19,587
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	20,200	13,821

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guizhou Gas Group Corp., Ltd., Class A	12,800	$18,060
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	45,200	45,458
	Guizhou Space Appliance Co., Ltd., Class A	2,700	18,394
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	16,900	27,842
#*	Guolian Securities Co., Ltd., Class H	107,500	51,292
	Guomai Technologies, Inc., Class A	17,400	15,872
	Guorui Properties, Ltd.	554,000	28,536
*	Guosheng Financial Holding, Inc., Class A	29,900	49,198
	Guotai Junan Securities Co., Ltd., Class H	51,400	72,976
	Guoyuan Securities Co., Ltd., Class A	84,240	99,796
*	Haichang Ocean Park Holdings, Ltd.	344,000	30,933
	Haier Smart Home Co., Ltd., Class A	54,100	276,205
*	Haier Smart Home Co., Ltd., Class H	657,600	2,827,993
*	Hailiang Education Group, Inc., ADR	1,838	90,834
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	211,633
	Hainan Poly Pharm Co., Ltd., Class A	5,400	41,019
	Hainan Strait Shipping Co., Ltd., Class A	18,600	18,856
	Haisco Pharmaceutical Group Co., Ltd., Class A	8,500	34,614
	Haitian International Holdings, Ltd.	412,000	1,676,259
	Haitong Securities Co., Ltd., Class H	344,800	308,348
*	Hand Enterprise Solutions Co., Ltd., Class A	13,900	13,784
	Hangcha Group Co., Ltd., Class A	8,700	28,048
	Hangjin Technology Co., Ltd., Class A	12,600	42,511
	Hangxiao Steel Structure Co., Ltd., Class A	32,600	18,370
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	76,700	52,151
	Hangzhou Century Co., Ltd., Class A	11,800	11,951
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	18,000	95,243
	Hangzhou Robam Appliances Co., Ltd., Class A	3,565	21,086
	Han’s Laser Technology Industry Group Co., Ltd., Class A	8,600	53,148
	Harbin Bank Co., Ltd., Class H	231,000	29,306
	Harbin Boshi Automation Co., Ltd., Class A	15,300	31,737
*	Harbin Electric Co., Ltd., Class H	354,236	103,739
	HBIS Resources Co., Ltd., Class A	11,500	39,185
#*	HC Group, Inc.	211,500	29,476
	Health and Happiness H&H International Holdings, Ltd.	124,500	448,251
	Hebei Chengde Lolo Co., Class A	18,800	19,643
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	11,830	40,931
	Hebei Sitong New Metal Material Co., Ltd., Class A	5,100	9,948
	Heilongjiang Agriculture Co., Ltd., Class A	33,900	79,189
	Henan Lingrui Pharmaceutical Co., Class A	8,500	12,814
	Henan Pinggao Electric Co., Ltd., Class A	33,800	30,753
	Henan Shenhuo Coal & Power Co., Ltd., Class A	56,101	95,445
	Henan Shuanghui Investment & Development Co., Ltd., Class A	28,500	160,945
	Henan Yuguang Gold & Lead Co., Ltd., Class A	29,700	25,294
	Henan Zhongyuan Expressway Co., Ltd., Class A	40,100	21,122
	Hengan International Group Co., Ltd.	305,000	1,971,028
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	20,300	42,305
	Hengli Petrochemical Co., Ltd.,, Class A	60,700	276,817
	Hengtong Optic-electric Co., Ltd., Class A	31,791	56,742
	Hengyi Petrochemical Co., Ltd., Class A	38,600	78,180
*	Hesteel Co., Ltd., Class A	260,600	102,542
	Hexing Electrical Co., Ltd., Class A	6,050	11,230
	Hisense Home Appliances Group Co., Ltd., Class H	125,000	210,226
	Hithink RoyalFlush Information Network Co., Ltd., Class A	2,500	41,801
	HKC Holdings, Ltd.	91,739	93,537
	Holitech Technology Co., Ltd., Class A	81,700	41,311
	Hongda Xingye Co., Ltd., Class A	71,300	41,453
	Hongfa Technology Co., Ltd., Class A	6,500	55,926
*	Honghua Group, Ltd.	1,656,000	51,796

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Honworld Group, Ltd.	59,000	$23,318
	Hope Education Group Co., Ltd.	290,000	97,495
	Hopson Development Holdings, Ltd.	302,000	1,184,411
*	Hua Hong Semiconductor, Ltd.	85,000	528,763
	Huaan Securities Co., Ltd., Class A	63,400	59,515
#	Huadian Power International Corp., Ltd., Class H	388,000	118,762
	Huadong Medicine Co., Ltd., Class A	40,600	328,634
	Huafa Industrial Co., Ltd. Zhuhai, Class A	43,503	42,218
	Huafon Chemical Co., Ltd., Class A	42,000	82,855
	Huafon Microfibre Shanghai Technology Co., Ltd.	42,300	35,260
	Huafu Fashion Co., Ltd., Class A	25,100	22,651
	Huagong Tech Co., Ltd., Class A	4,900	15,244
	Hualan Biological Engineering, Inc., Class A	6,900	44,719
	Huaneng Power International, Inc., Sponsored ADR	3,000	42,990
	Huaneng Power International, Inc., Class H	516,000	185,743
*	Huanxi Media Group, Ltd.	20,000	6,147
	Huapont Life Sciences Co., Ltd., Class A	49,600	49,517
	Huatai Securities Co., Ltd., Class H	187,200	267,121
*	Huawen Media Group, Class A	45,400	15,670
	Huaxi Holdings Co., Ltd.	46,000	14,813
	Huaxi Securities Co., Ltd., Class A	43,500	62,635
	Huaxia Bank Co., Ltd., Class A	101,947	98,249
	Huaxin Cement Co., Ltd., Class A	41,805	141,509
	Huayu Automotive Systems Co., Ltd., Class A	41,471	167,599
	Huazhong In-Vehicle Holdings Co., Ltd.	344,000	106,318
*	Huazhu Group, Ltd., ADR	29,612	1,745,924
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	74,419	43,829
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	20,700	61,639
*	Hubei Kaile Science & Technology Co., Ltd., Class A	27,400	34,772
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	26,900	55,738
	Huishang Bank Corp., Ltd., Class H	186,200	61,339
	Hunan Aihua Group Co., Ltd., Class A	6,600	29,615
	Hunan Gold Corp., Ltd., Class A	35,000	42,469
	Hunan New Wellful Co., Ltd., Class A	18,400	18,314
	Hunan Valin Steel Co., Ltd., Class A	162,000	196,104
	Hundsun Technologies, Inc., Class A	3,290	46,526
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	39,600	63,067
#*	HUYA, Inc., ADR	10,006	176,306
*	Hytera Communications Corp., Ltd., Class A	36,705	28,164
*	HyUnion Holding Co., Ltd., Class A	15,400	15,745
*	iDreamSky Technology Holdings, Ltd.	23,200	10,879
	Iflytek Co., Ltd., Class A	8,500	66,639
	IKD Co., Ltd., Class A	5,000	11,032
	IMAX China Holding, Inc.	106,100	249,867
	Industrial & Commercial Bank of China, Ltd., Class H	9,774,460	6,342,564
	Industrial Bank Co., Ltd., Class A	163,800	549,238
	Industrial Securities Co., Ltd., Class A	86,900	121,744
	Infore Environment Technology Group Co., Ltd., Class A	40,700	49,502
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	371,200	84,185
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,400	44,449
	Inner Mongolia First Machinery Group Co., Ltd., Class A	24,200	38,696
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	65,400	58,451
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	43,300	272,930
	Inner Mongolia Yitai Coal Co., Ltd., Class H	21,900	14,432
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	88,900	41,068
*	Innovent Biologics, Inc.	19,000	206,089
	Inspur Electronic Information Industry Co., Ltd., Class A	7,800	32,430
*	Inspur International, Ltd.	122,000	39,834

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jack Sewing Machine Co., Ltd., Class A	5,600	$27,730
	Jafron Biomedical Co., Ltd., Class A	4,200	62,431
	Jason Furniture Hangzhou Co., Ltd., Class A	2,000	24,751
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	14,100	17,121
*	JD.com, Inc., ADR	23,730	1,835,753
	Jiajiayue Group Co., Ltd., Class A	13,500	36,319
	Jiangling Motors Corp., Ltd., Class A	9,800	36,186
	Jiangnan Group, Ltd.	1,143,000	56,565
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	54,400	19,957
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	64,000	68,525
	Jiangsu Eastern Shenghong Co., Ltd., Class A	58,000	134,525
	Jiangsu Expressway Co., Ltd., Class H	198,000	233,034
	Jiangsu Guotai International Group Co., Ltd., Class A	23,700	23,805
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	3,600	47,678
	Jiangsu Hengrui Medicine Co., Ltd., Class A	16,132	208,964
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	11,300	31,336
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	34,300	21,883
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	19,700	31,697
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	9,600	79,009
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	17,700	17,397
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	13,900	34,016
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	35,000	55,198
	Jiangsu Shagang Co., Ltd., Class A	38,600	58,623
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	17,677	524,260
	Jiangsu Yangnong Chemical Co., Ltd., Class A	6,800	117,395
	Jiangsu Yoke Technology Co., Ltd., Class A	2,100	19,082
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	20,100	98,510
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	43,200	36,496
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	44,200	48,254
	Jiangsu Zhongtian Technology Co., Ltd., Class A	66,200	104,320
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	95,100	56,075
	Jiangxi Bank Co., Ltd., Class H	24,500	10,250
	Jiangxi Copper Co., Ltd., Class H	450,000	1,092,308
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	6,038	17,303
	Jiangxi Wannianqing Cement Co., Ltd., Class A	8,100	16,596
	Jiangxi Zhengbang Technology Co., Ltd., Class A	54,000	122,667
	Jiangzhong Pharmaceutical Co., Ltd., Class A	12,000	20,486
	Jiayuan International Group, Ltd.	516,406	237,702
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	21,000	9,926
	Jinchuan Group International Resources Co., Ltd.	737,000	127,242
	Jinduicheng Molybdenum Co., Ltd., Class A	63,200	56,186
	Jingrui Holdings, Ltd.	257,000	74,880
	Jinke Properties Group Co., Ltd., Class A	28,700	29,209
#*	JinkoSolar Holding Co., Ltd., ADR	12,641	467,211
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	57,700	61,112
*	Jinneng Science&Technology Co., Ltd., Class A	23,200	66,053
	Jinyu Bio-Technology Co., Ltd., Class A	12,200	41,027
	Jinyuan EP Co., Ltd., Class A	9,500	10,083
	JiuGui Liquor Co., Ltd., Class A	1,700	51,929
	Jiuzhitang Co., Ltd., Class A	15,400	20,608
	Jizhong Energy Resources Co., Ltd., Class A	98,600	55,633
	JL Mag Rare-Earth Co., Ltd., Class A	7,500	42,000
	JNBY Design, Ltd.	173,000	333,364
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	41,500	94,028
	Joinn Laboratories China Co., Ltd., Class A	1,600	37,589
*	Jointown Pharmaceutical Group Co., Ltd., Class A	38,800	101,514
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	2,100	15,112
	Joy City Property, Ltd.	1,920,000	118,548
	Joyoung Co., Ltd., Class A	10,500	51,521

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JSTI Group, Class A	16,200	$13,832
	Ju Teng International Holdings, Ltd.	460,000	123,336
	Juewei Food Co., Ltd., Class A	5,200	69,194
	Juneyao Airlines Co., Ltd., Class A	8,100	18,501
#	Kaisa Group Holdings, Ltd.	1,608,000	697,918
	Kaisa Prosperity Holdings, Ltd.	16,750	50,983
*	Kangda International Environmental Co., Ltd.	285,000	25,342
*	Kasen International Holdings, Ltd.	194,000	22,635
	Kinetic Mines and Energy, Ltd.	812,000	56,539
	Kingboard Holdings, Ltd.	265,500	1,567,899
	Kingboard Laminates Holdings, Ltd.	735,000	1,833,335
	KingClean Electric Co., Ltd., Class A	2,200	15,224
	Kingdee International Software Group Co., Ltd.	124,000	408,352
	Kingsoft Corp., Ltd.	177,000	1,248,847
	Konka Group Co., Ltd., Class A	30,600	30,371
	KPC Pharmaceuticals, Inc., Class A	14,300	20,593
	Kunlun Energy Co., Ltd.	2,228,000	2,382,250
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	9,600	24,260
	Kweichow Moutai Co., Ltd., Class A	5,808	1,794,332
	KWG Group Holdings, Ltd.	718,400	1,150,894
*	KWG Living Group Holdings, Ltd.	359,200	368,113
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	23,100	22,931
	Lao Feng Xiang Co., Ltd., Class A	2,100	17,891
	Laobaixing Pharmacy Chain JSC, Class A	5,320	44,005
*	Launch Tech Co., Ltd., Class H	19,000	9,768
	Lee & Man Chemical Co., Ltd.	66,300	35,357
	Lee & Man Paper Manufacturing, Ltd.	641,600	557,865
	Lee’s Pharmaceutical Holdings, Ltd.	122,000	75,277
	Legend Holdings Corp., Class H	180,500	295,128
	Lenovo Group, Ltd.	3,976,000	5,432,623
	Lens Technology Co., Ltd., Class A	42,300	169,883
	Leo Group Co., Ltd., Class A	141,214	53,583
	Lepu Medical Technology Beijing Co., Ltd., Class A	21,280	105,266
*	LexinFintech Holdings, Ltd., ADR	19,782	179,818
	Leyard Optoelectronic Co., Ltd., Class A	55,800	61,592
	Li Ning Co., Ltd.	320,500	2,601,076
	LianChuang Electronic Technology Co., Ltd., Class A	12,500	21,356
	Lier Chemical Co., Ltd., Class A	9,800	36,229
*	Lifestyle China Group, Ltd.	229,500	38,229
*	Lifetech Scientific Corp.	708,000	381,733
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	23,900	10,620
	Lingyi iTech Guangdong Co., Class A	36,700	46,549
	Liuzhou Iron & Steel Co., Ltd., Class A	30,200	33,522
	Livzon Pharmaceutical Group, Inc., Class H	49,256	229,927
	LK Technology Holdings, Ltd.	10,000	15,376
	Logan Group Co., Ltd.	740,000	1,175,460
	Lomon Billions Group Co., Ltd., Class A	32,200	167,608
	Loncin Motor Co., Ltd., Class A	31,100	16,073
*	Long Well International Holdings, Ltd.	856,000	2,435
	Long Yuan Construction Group Co., Ltd., Class A	39,400	29,937
	Longfor Group Holdings, Ltd.	547,500	3,400,778
	LONGi Green Energy Technology Co., Ltd., Class A	14,900	227,300
	Longshine Technology Group Co., Ltd., Class A	8,800	22,266
	Lonking Holdings, Ltd.	1,256,000	532,550
	Luenmei Quantum Co., Ltd., Class A	26,410	37,019
	Luoniushan Co., Ltd., Class A	13,500	17,292
*	Luoyang Glass Co., Ltd., Class H	32,000	25,490
	Luxi Chemical Group Co., Ltd., Class A	30,000	71,005
	Luxshare Precision Industry Co., Ltd., Class A	32,539	184,913

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Luye Pharma Group, Ltd.	696,000	$421,234
	Luzhou Laojiao Co., Ltd., Class A	10,200	400,830
	LVGEM China Real Estate Investment Co., Ltd.	162,000	45,985
	Maanshan Iron & Steel Co., Ltd., Class H	178,000	84,953
	Maccura Biotechnology Co., Ltd., Class A	9,900	72,592
	Mango Excellent Media Co., Ltd., Class A	5,440	57,001
	Maoye International Holdings, Ltd.	445,000	19,101
*	Markor International Home Furnishings Co., Ltd., Class A	24,600	20,377
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	6,400	19,142
*	Meitu, Inc.	494,500	153,501
*	Meituan, Class B	31,100	1,190,330
	Metallurgical Corp. of China, Ltd., Class H	878,000	206,286
	Microport Scientific Corp.	9,529	68,713
	Midea Group Co., Ltd., Class A	59,801	738,587
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	1,200	21,975
	Ming Yang Smart Energy Group, Ltd., Class A	28,000	76,297
*	Mingfa Group International Co., Ltd.	589,000	50,211
	Minmetals Land, Ltd.	764,000	82,246
	Minsheng Education Group Co., Ltd.	70,000	12,291
	Minth Group, Ltd.	344,000	1,393,278
	MLS Co., Ltd., Class A	33,800	68,210
*	MMG, Ltd.	1,680,000	1,085,297
*	Mobvista, Inc.	78,000	89,330
	Modern Land China Co., Ltd.	444,400	46,212
	Momo, Inc., Sponsored ADR	63,205	926,585
*	Montnets Cloud Technology Group Co., Ltd., Class A	8,100	17,857
	Muyuan Foods Co., Ltd., Class A	18,500	322,235
*	Myhome Real Estate Development Group Co., Ltd., Class A	38,900	10,748
	MYS Group Co., Ltd., Class A	37,100	20,666
*	Nan Hai Corp., Ltd.	8,450,000	62,093
	NanJi E-Commerce Co., Ltd., Class A	57,400	71,405
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	10,800	76,696
*	Nanjing Sample Technology Co., Ltd., Class H	18,000	10,845
	Nanjing Securities Co., Ltd., Class A	20,600	31,163
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	31,052	49,100
	NARI Technology Co., Ltd., Class A	53,900	265,440
*	Nature Home Holding Co., Ltd.	228,000	33,312
	NavInfo Co., Ltd., Class A	22,100	48,394
	NetDragon Websoft Holdings, Ltd.	86,500	241,802
	NetEase, Inc., ADR	52,369	5,868,470
	New China Life Insurance Co., Ltd., Class H	245,600	943,525
	New Hope Liuhe Co., Ltd., Class A	35,500	90,960
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	40,280	614,673
*	New World Department Store China, Ltd.	223,000	37,863
	Newland Digital Technology Co., Ltd., Class A	16,900	36,370
	Nexteer Automotive Group, Ltd.	365,000	409,220
	Nine Dragons Paper Holdings, Ltd.	1,293,000	1,771,767
	Ninestar Corp., Class A	14,300	55,871
	Ningbo Huaxiang Electronic Co., Ltd., Class A	16,300	43,542
	Ningbo Joyson Electronic Corp., Class A	28,900	80,905
	Ningbo Orient Wires & Cables Co., Ltd., Class A	12,400	43,307
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	31,200	37,072
	Ningbo Yunsheng Co., Ltd., Class A	22,800	22,145
	Ningbo Zhoushan Port Co., Ltd., Class A	85,200	52,070
	Ningxia Jiaze New Energy Co., Ltd., Class A	45,200	23,661
*	NIO, Inc., ADR	2,906	115,775
*	Noah Holdings, Ltd., Sponsored ADR	6,747	297,205
	Norinco International Cooperation, Ltd., Class A	18,800	22,331
	North Huajin Chemical Industries Co., Ltd., Class A	29,400	28,334

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Northeast Pharmaceutical Group Co., Ltd., Class A	11,263	$8,702
	Northeast Securities Co., Ltd., Class A	67,104	85,051
	NSFOCUS Technologies Group Co., Ltd., Class A	8,800	20,555
	Oceanwide Holdings Co., Ltd., Class A	110,100	46,680
	Offcn Education Technology Co., Ltd., Class A	4,000	15,704
	Offshore Oil Engineering Co., Ltd., Class A	129,514	86,787
	OFILM Group Co., Ltd., Class A	39,700	51,793
	Oppein Home Group, Inc., Class A	2,200	56,583
	Opple Lighting Co., Ltd., Class A	6,500	30,125
	ORG Technology Co., Ltd., Class A	34,700	29,912
*	Orient Group, Inc., Class A	91,900	47,401
	Orient Securities Co., Ltd., Class H	179,600	113,902
	Oriental Pearl Group Co., Ltd., Class A	59,300	80,589
*	Ourpalm Co., Ltd., Class A	44,600	29,006
	Ovctek China, Inc., Class A	2,200	39,369
	Overseas Chinese Town Asia Holdings, Ltd.	146,000	30,603
	Pacific Online, Ltd.	210,000	52,600
*	Pacific Securities Co., Ltd. (The), Class A	68,600	39,247
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	207,300	71,266
	PCI-Suntek Technology Co., Ltd., Class A	50,700	49,488
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	52,600	19,157
	People’s Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	368,515
	Perennial Energy Holdings, Ltd.	155,000	305,805
	Perfect World Co., Ltd., Class A	6,200	20,351
	PetroChina Co., Ltd., ADR	6,046	217,837
	PetroChina Co., Ltd., Class H	3,134,000	1,133,781
	PharmaBlock Sciences Nanjing, Inc., Class A	1,690	37,478
	PICC Property & Casualty Co., Ltd., Class H	1,959,753	1,918,578
	Ping An Bank Co., Ltd., Class A	152,025	546,026
#*	Ping An Healthcare and Technology Co., Ltd.	13,000	151,682
	Ping An Insurance Group Co. of China, Ltd., Class H	958,500	10,449,820
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	59,800	60,848
*	Polaris Bay Group Co., Ltd., Class A	32,500	46,449
	Poly Developments and Holdings Group Co., Ltd., Class A	41,400	89,328
	Poly Property Group Co., Ltd.	1,141,000	325,637
	Postal Savings Bank of China Co., Ltd., Class H	1,262,000	818,491
*	Pou Sheng International Holdings, Ltd.	1,044,000	253,706
	Power Construction Corp. of China, Ltd., Class A	141,600	83,445
	Powerlong Real Estate Holdings, Ltd.	728,000	765,328
	Prinx Chengshan Cayman Holding, Ltd.	31,000	37,074
	Proya Cosmetics Co., Ltd., Class A	1,100	30,971
	Q Technology Group Co., Ltd.	148,000	294,926
	Qianhe Condiment and Food Co., Ltd., Class A	3,600	18,253
	Qingdao East Steel Tower Stock Co., Ltd., Class A	14,900	16,167
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	7,300	14,386
	Qingdao Gon Technology Co., Ltd., Class A	6,000	24,728
	Qingdao Hanhe Cable Co., Ltd., Class A	84,700	48,241
	Qingdao Port International Co., Ltd., Class H	269,000	165,429
	Qingdao TGOOD Electric Co., Ltd., Class A	15,600	60,527
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,400	2,442
*	Qunxing Paper Holdings Co., Ltd.	147,174	0
	Rainbow Digital Commercial Co., Ltd., Class A	21,700	23,167
	Raisecom Technology Co., Ltd., Class A	7,400	9,233
	Rastar Group, Class A	32,800	15,422
*	Realcan Pharmaceutical Group Co., Ltd., Class A	25,100	16,775
	Red Star Macalline Group Corp., Ltd., Class H	167,939	94,868
	Redco Properties Group, Ltd.	606,000	219,316
	Renhe Pharmacy Co., Ltd., Class A	22,300	31,322
*	REXLot Holdings, Ltd.	5,031,399	2,526

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Rianlon Corp., Class A	4,600	$28,631
	RiseSun Real Estate Development Co., Ltd., Class A	134,500	127,843
	Road King Infrastructure, Ltd.	96,000	127,569
	Rongan Property Co., Ltd., Class A	47,000	19,991
	Rongsheng Petro Chemical Co., Ltd., Class A	30,700	133,885
	Ronshine China Holdings, Ltd.	221,500	154,525
*	Roshow Technology Co., Ltd., Class A	16,500	17,405
	Runjian Co., Ltd., Class A	5,156	18,493
	SAIC Motor Corp, Ltd., Class A	32,100	99,458
	Sailun Group Co., Ltd., Class A	61,800	96,169
	Sanan Optoelectronics Co., Ltd., Class A	11,000	42,446
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	24,900	12,177
	Sansteel Minguang Co., Ltd. Fujian, Class A	62,500	78,893
	Sany Heavy Equipment International Holdings Co., Ltd.	421,000	509,967
	Sany Heavy Industry Co., Ltd., Class A	125,900	597,910
*	Saurer Intelligent Technology Co., Ltd., Class A	47,700	22,621
	SDIC Power Holdings Co., Ltd., Class A	14,600	22,303
	Sealand Securities Co., Ltd., Class A	126,800	82,286
	Seazen Group, Ltd.	1,404,000	1,496,427
	Seazen Holdings Co., Ltd. , Class A	51,756	359,540
	S-Enjoy Service Group Co., Ltd.	56,000	182,777
	SF Holding Co., Ltd., Class A	14,512	143,553
	SGIS Songshan Co., Ltd., Class A	66,500	51,144
	Shaanxi Coal Industry Co., Ltd., Class A	199,200	344,998
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	77,600	66,292
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	28,747	101,314
	Shandong Chenming Paper Holdings, Ltd., Class H	148,750	128,674
	Shandong Denghai Seeds Co., Ltd., Class A	9,600	22,593
#	Shandong Gold Mining Co., Ltd., Class H	177,250	323,673
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	13,400	62,173
	Shandong Hi-speed Co., Ltd., Class A	12,400	13,399
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	48,400	290,722
	Shandong Humon Smelting Co., Ltd., Class A	5,600	10,424
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	9,500	35,225
	Shandong Linglong Tyre Co., Ltd., Class A	13,100	112,249
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	13,200	23,997
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	4,000	9,077
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	23,600	9,642
	Shandong Nanshan Aluminum Co., Ltd., Class A	196,712	115,701
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,300	20,081
	Shandong Publishing & Media Co., Ltd., Class A	23,000	21,849
	Shandong Sinocera Functional Material Co., Ltd., Class A	3,900	29,706
	Shandong Sun Paper Industry JSC, Ltd., Class A	43,300	106,895
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	832,000	1,862,661
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	67,577
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	27,300	41,545
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	153,700	43,624
	Shanghai AJ Group Co., Ltd., Class A	27,300	29,785
	Shanghai AtHub Co., Ltd., Class A	2,520	11,960
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	2,700	51,713
	Shanghai Baosight Software Co., Ltd., Class A	6,400	62,512
	Shanghai Belling Co., Ltd., Class A	12,700	33,768
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	5,000	17,415
	Shanghai East China Computer Co., Ltd., Class A	9,700	38,688
*	Shanghai Electric Group Co., Ltd., Class H	674,000	233,919
	Shanghai Electric Power Co., Ltd., Class A	30,500	33,119
	Shanghai Environment Group Co., Ltd., Class A	27,700	47,337
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	84,500	535,995
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	50,000	66,581

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	$71,045
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	1,200	12,528
	Shanghai Industrial Development Co., Ltd., Class A	39,800	28,849
	Shanghai Industrial Holdings, Ltd.	271,000	418,634
	Shanghai Industrial Urban Development Group, Ltd.	941,200	96,761
	Shanghai International Airport Co., Ltd., Class A	2,000	15,154
	Shanghai International Port Group Co., Ltd., Class A	33,100	23,643
	Shanghai Jahwa United Co., Ltd., Class A	9,210	83,728
	Shanghai Jin Jiang Capital Co., Ltd., Class H	684,000	147,404
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	5,500	10,380
	Shanghai Kinetic Medical Co., Ltd., Class A	10,100	17,446
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	14,350	24,112
	Shanghai M&G Stationery Inc, Class A	3,322	46,808
	Shanghai Maling Aquarius Co., Ltd., Class A	12,800	16,135
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,500	55,780
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	258,200	587,165
*	Shanghai Phichem Material Co., Ltd., Class A	6,800	15,487
	Shanghai Pudong Development Bank Co., Ltd., Class A	212,600	329,795
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	1,960	24,461
	Shanghai RAAS Blood Products Co., Ltd., Class A	57,580	71,001
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	2,200	11,624
	Shanghai Shimao Co., Ltd., Class A	103,200	66,602
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	28,300	48,233
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	8,100	44,447
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	15,100	22,796
	Shanghai Tunnel Engineering Co., Ltd., Class A	85,788	69,782
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	21,500	46,525
*	Shanghai Wanye Enterprises Co., Ltd., Class A	13,500	29,892
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	55,600	100,889
*	Shanghai Zendai Property, Ltd.	2,745,000	27,917
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	19,700	55,200
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	33,200	24,381
	Shanxi Blue Flame Holding Co., Ltd., Class A	17,500	16,237
	Shanxi Coking Co., Ltd., Class A	30,400	30,141
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	101,740	88,271
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	110,500	152,536
*	Shanxi Meijin Energy Co., Ltd., Class A	77,900	94,311
	Shanxi Securities Co., Ltd., Class A	63,720	65,736
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	121,600	119,489
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	3,736	235,447
*	Shanying International Holding Co., Ltd., Class A	114,100	60,536
	Shede Spirits Co., Ltd., Class A	3,400	66,483
	Shenergy Co., Ltd., Class A	54,450	47,652
	Shengda Resources Co., Ltd., Class A	14,800	30,989
*	Shenghe Resources Holding Co., Ltd., Class A	19,400	49,381
*	Shengjing Bank Co., Ltd., Class H	144,500	131,062
	Shengyi Technology Co., Ltd., Class A	19,500	70,093
	Shennan Circuits Co., Ltd., Class A	3,500	42,822
	Shenwan Hongyuan Group Co., Ltd., Class H	279,200	76,094
	Shenzhen Agricultural Products Group Co., Ltd., Class A	42,600	36,282
	Shenzhen Airport Co., Ltd., Class A	38,800	51,033
	Shenzhen Aisidi Co., Ltd., Class A	30,800	36,666
	Shenzhen Anche Technologies Co., Ltd., Class A	1,100	5,664
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	32,300	15,461
	Shenzhen Capchem Technology Co., Ltd., Class A	4,085	48,420
	Shenzhen Center Power Tech Co., Ltd., Class A	4,400	10,189
	Shenzhen Comix Group Co., Ltd., Class A	6,000	11,832
	Shenzhen Das Intellitech Co., Ltd., Class A	34,400	18,690
	Shenzhen Desay Battery Technology Co., Class A	4,200	46,221

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Energy Group Co., Ltd., Class A	28,140	$36,806
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	19,040	57,189
	Shenzhen Expressway Co., Ltd., Class H	210,000	217,393
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	24,200	34,063
	Shenzhen FRD Science & Technology Co., Ltd.	4,400	9,826
	Shenzhen Gas Corp., Ltd., Class A	33,100	35,788
	Shenzhen Gongjin Electronics Co., Ltd., Class A	22,293	29,742
	Shenzhen Goodix Technology Co., Ltd., Class A	3,400	59,613
	Shenzhen Grandland Group Co., Ltd., Class A	52,550	20,838
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	8,800	28,436
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	19,200	47,986
	Shenzhen Heungkong Holding Co., Ltd., Class A	45,000	12,826
	Shenzhen International Holdings, Ltd.	670,281	1,114,146
	Shenzhen Investment, Ltd.	1,439,142	526,586
	Shenzhen Jinjia Group Co., Ltd., Class A	34,800	55,820
	Shenzhen Kaifa Technology Co., Ltd., Class A	13,600	36,135
	Shenzhen Kinwong Electronic Co., Ltd., Class A	11,500	49,700
	Shenzhen Megmeet Electrical Co., Ltd., Class A	7,300	38,151
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	900	64,605
*	Shenzhen MTC Co., Ltd., Class A	44,300	39,583
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	90,900	47,723
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	97,400	139,881
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	19,800	111,781
	Shenzhen SC New Energy Technology Corp., Class A	1,900	32,209
	Shenzhen SDG Information Co., Ltd., Class A	10,300	11,275
	Shenzhen Sinovatio Technology Co., Ltd., Class A	2,300	13,988
	Shenzhen Sunline Tech Co., Ltd., Class A	9,600	26,328
	Shenzhen Sunlord Electronics Co., Ltd., Class A	15,100	79,463
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	18,600	33,894
	Shenzhen Sunway Communication Co., Ltd., Class A	16,300	70,471
	Shenzhen Tagen Group Co., Ltd., Class A	47,900	45,733
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	27,600	26,920
	Shenzhen World Union Group, Inc., Class A	35,200	31,882
	Shenzhen Yinghe Technology Co., Ltd., Class A	17,100	44,442
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	10,900	14,696
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	12,700	61,079
	Shenzhen Zhenye Group Co., Ltd., Class A	16,200	13,478
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,600	75,206
	Shenzhou International Group Holdings, Ltd.	116,000	2,551,883
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	44,600	39,078
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	23,800	103,071
	Shimao Group Holdings, Ltd.	501,000	1,447,161
	Shinva Medical Instrument Co., Ltd., Class A	8,600	22,087
	Shougang Fushan Resources Group, Ltd.	727,839	190,060
*	Shouhang High-Tech Energy Co., Ltd., Class A	52,800	17,416
	Shui On Land, Ltd.	1,429,656	235,235
*	Siasun Robot & Automation Co., Ltd., Class A	18,200	27,101
	Sichuan Expressway Co., Ltd., Class H	266,000	62,962
	Sichuan Haite High-tech Co., Ltd., Class A	7,700	12,204
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	187,700	48,395
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	30,800	103,186
	Sichuan Languang Development Co., Ltd., Class A	79,200	47,529
	Sichuan Shuangma Cement Co., Ltd., Class A	10,100	20,043
	Sichuan Swellfun Co., Ltd., Class A	3,100	48,878
	Sichuan Yahua Industrial Group Co., Ltd., Class A	14,700	45,949
	Sieyuan Electric Co., Ltd., Class A	14,800	71,894
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,587,000	633,367
	Sino Biopharmaceutical, Ltd.	3,093,745	3,319,952
	Sino Wealth Electronic, Ltd., Class A	4,400	33,613

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CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinocare, Inc., Class A	4,345	$24,950
	Sinochem International Corp., Class A	76,900	66,172
	Sinofert Holdings, Ltd.	1,054,000	136,993
	Sinolink Securities Co., Ltd., Class A	20,000	37,249
	Sinoma International Engineering Co., Class A	32,700	42,957
	Sinoma Science & Technology Co., Ltd., Class A	29,300	98,876
	Sinomach Automobile Co., Ltd., Class A	25,200	19,739
	Sino-Ocean Group Holding, Ltd.	1,358,332	301,754
	Sinopec Engineering Group Co., Ltd., Class H	594,000	366,668
	Sinopec Kantons Holdings, Ltd.	422,000	161,998
*	Sinopec Oilfield Service Corp., Class H	700,000	61,995
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,266,000	312,975
	Sinopharm Group Co., Ltd., Class H	534,400	1,648,275
	Sino-Platinum Metals Co., Ltd., Class A	6,400	25,048
*	Sinosoft Technology Group, Ltd.	416,000	96,635
	Sinotrans, Ltd., Class H	830,000	378,882
	Sinotruk Hong Kong, Ltd.	434,500	1,067,614
	Skshu Paint Co., Ltd., Class A	1,000	36,559
	Skyfame Realty Holdings, Ltd.	1,856,000	233,819
	Skyworth Digital Co., Ltd., Class A	12,300	15,447
*	Skyworth Group, Ltd.	384,324	125,576
*	SOHO China, Ltd.	1,213,500	366,112
	Songcheng Performance Development Co., Ltd., Class A	7,600	25,465
	SooChow Securities Co., Ltd., Class A	28,500	34,792
*	Sou Yu Te Group Co., Ltd., Class A	51,800	13,101
*	South Manganese Investment, Ltd.	361,000	24,994
*	Sparkle Roll Group, Ltd.	944,000	29,556
	Spring Airlines Co., Ltd., Class A	5,200	51,539
	SSY Group, Ltd.	1,009,042	619,245
	Suchuang Gas Corp., Ltd.	98,000	25,692
	Sun King Technology Group, Ltd.	144,000	46,140
	Sunac China Holdings, Ltd.	977,000	3,789,549
*	Sunac Services Holdings, Ltd.	27,059	83,706
	Sun-Create Electronics Co., Ltd., Class A	2,600	16,643
	Sungrow Power Supply Co., Ltd., Class A	17,900	246,927
	Suning Universal Co., Ltd., Class A	64,800	68,298
	Suning.com Co., Ltd., Class A	58,500	60,104
	Sunny Optical Technology Group Co., Ltd.	139,700	3,386,629
	Sunresin New Materials Co., Ltd., Class A	1,555	11,462
#	Sunshine 100 China Holdings, Ltd.	217,000	34,000
	Sunward Intelligent Equipment Co., Ltd., Class A	15,700	20,077
	Sunwave Communications Co., Ltd., Class A	10,200	8,346
	Sunwoda Electronic Co., Ltd., Class A	24,200	80,107
*	Suzhou Anjie Technology Co., Ltd., Class A	13,000	28,601
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	21,200	56,923
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	61,600	87,860
	Suzhou Maxwell Technologies Co., Ltd., Class A	900	84,990
	Suzhou TFC Optical Communication Co., Ltd., Class A	3,600	23,659
	Symphony Holdings, Ltd.	450,000	48,667
	Taiji Computer Corp., Ltd., Class A	7,400	23,277
*	TAL Education Group, ADR	10,056	572,689
	Tang Palace China Holdings, Ltd.	88,000	10,773
	Tangshan Jidong Cement Co., Ltd., Class A	49,100	106,176
	TangShan Port Group Co., Ltd., Class A	159,400	65,453
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	59,200	103,845
	Tasly Pharmaceutical Group Co., Ltd., Class A	14,000	30,457
	TBEA Co., Ltd., Class A	81,756	154,891
	TCL Electronics Holdings, Ltd.	379,000	279,785
	TCL Technology Group Corp., Class A	25,400	35,144

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CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tech-Bank Food Co., Ltd., Class A	31,500	$68,860
	Ten Pao Group Holdings, Ltd.	196,000	52,041
	Tencent Holdings, Ltd.	424,000	33,823,324
	Tian An China Investment Co., Ltd.	141,000	83,615
	Tian Di Science & Technology Co., Ltd., Class A	98,990	55,610
*	Tian Shan Development Holding, Ltd.	66,000	17,613
	Tiangong International Co., Ltd.	304,000	189,029
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	2,000	9,529
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	94,000	34,503
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	71,600	48,293
	Tianjin Guangyu Development Co., Ltd., Class A	36,900	30,904
	Tianjin Port Development Holdings, Ltd.	1,134,000	91,823
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	15,600	66,272
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,056	56,162
	Tianli Education International Holdings, Ltd.	132,000	109,332
	Tianma Microelectronics Co., Ltd., Class A	29,800	63,802
	Tianneng Power International, Ltd.	522,000	957,122
*	Tianqi Lithium Corp., Class A	12,700	94,133
	Tianshui Huatian Technology Co., Ltd., Class A	14,700	28,973
	Tianyun International Holdings, Ltd.	70,000	14,792
	Tibet Summit Resources Co., Ltd., Class A	15,700	30,297
	Tibet Tianlu Co., Ltd., Class A	16,900	18,424
*	Tibet Water Resources, Ltd.	583,000	57,755
	Tingyi Cayman Islands Holding Corp.	826,000	1,484,150
	Titan Wind Energy Suzhou Co., Ltd., Class A	39,100	51,394
	TK Group Holdings, Ltd.	138,000	60,154
	Toly Bread Co., Ltd., Class A	6,200	47,056
	Tomson Group, Ltd.	304,503	77,225
	Tong Ren Tang Technologies Co., Ltd., Class H	237,000	187,283
*	Tongcheng-Elong Holdings, Ltd.	202,000	505,323
	Tongda Group Holdings, Ltd.	1,890,000	138,335
*	Tongding Interconnection Information Co., Ltd., Class A	17,100	9,874
*	TongFu Microelectronics Co., Ltd., Class A	16,000	52,602
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	32,600	66,690
	Tongkun Group Co., Ltd., Class A	46,600	164,215
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	38,400	21,606
	Tongling Nonferrous Metals Group Co., Ltd., Class A	165,100	72,395
	Tongwei Co., Ltd., Class A	37,000	199,869
	Tongyu Heavy Industry Co., Ltd., Class A	85,400	39,490
#	Top Spring International Holdings, Ltd.	107,600	18,579
*	Topchoice Medical Corp., Class A	800	38,557
*	Topsec Technologies Group, Inc., Class A	11,100	31,036
	Towngas China Co., Ltd.	215,752	106,165
	Transfar Zhilian Co., Ltd., Class A	55,400	52,177
	TravelSky Technology, Ltd., Class H	322,471	705,545
*	Trigiant Group, Ltd.	360,000	34,648
*	Trip.com Group, Ltd., ADR	97,388	3,805,923
*	Truly International Holdings, Ltd.	372,000	61,145
	Tsaker Chemical Group, Ltd.	17,500	2,673
	Tsingtao Brewery Co., Ltd., Class H	114,000	1,032,451
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	146,100	42,838
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	36,840	32,581
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	5,400	97,253
	Unilumin Group Co., Ltd., Class A	13,191	16,435
	Uni-President China Holdings, Ltd.	752,400	913,989
	Unisplendour Corp., Ltd., Class A	24,420	68,722
*	United Energy Group, Ltd.	5,022,000	990,358
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	5,900	14,708

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Valiant Co., Ltd., Class A	14,600	$34,995
	Vats Liquor Chain Store Management JSC, Ltd., Class A	4,500	25,861
	Vatti Corp., Ltd., Class A	13,270	14,845
	Venustech Group, Inc., Class A	4,200	19,637
	Victory Giant Technology Huizhou Co., Ltd., Class A	20,600	73,853
#	Vinda International Holdings, Ltd.	134,000	476,349
*	Vipshop Holdings, Ltd., ADR	153,809	4,732,703
	Visual China Group Co., Ltd., Class A	8,800	18,065
*	Wanda Film Holding Co., Ltd., Class A	7,300	20,666
	Wangfujing Group Co., Ltd., Class A	9,200	47,394
	Wangneng Environment Co., Ltd., Class A	5,900	16,552
	Wangsu Science & Technology Co., Ltd., Class A	62,200	53,260
	Wanhua Chemical Group Co., Ltd., Class A	32,900	520,230
	Want Want China Holdings, Ltd.	1,998,000	1,443,995
	Wanxiang Qianchao Co., Ltd., Class A	51,400	39,192
	Wasion Holdings, Ltd.	250,000	82,787
	Wasu Media Holding Co., Ltd., Class A	38,200	45,368
*	Weibo Corp., Sponsored ADR	9,517	479,657
	Weichai Power Co., Ltd., Class H	961,880	2,226,451
	Weihai Guangwei Composites Co., Ltd., Class A	2,800	27,256
	Wellhope Foods Co., Ltd., Class A	18,100	30,772
	Wens Foodstuffs Group Co., Ltd., Class A	78,200	173,673
	West China Cement, Ltd.	1,542,000	273,568
	Western Securities Co., Ltd., Class A	60,700	78,939
	Westone Information Industry, Inc., Class A	6,700	17,572
	Wharf Holdings, Ltd. (The)	440,000	1,334,600
	Will Semiconductor Co., Ltd., Class A	900	41,795
	Wisdom Education International Holdings Co., Ltd.	302,000	152,455
	Wison Engineering Services Co., Ltd.	88,000	4,904
	Wolong Electric Group Co., Ltd., Class A	31,200	51,182
	Wuchan Zhongda Group Co., Ltd., Class A	112,500	80,220
	Wuhan Department Store Group Co., Ltd., Class A	18,300	32,095
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,700	23,478
*	Wuhan P&S Information Technology Co., Ltd., Class A	20,100	11,647
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	12,700	43,252
	Wuhu Token Science Co., Ltd., Class A	47,200	55,008
	Wuliangye Yibin Co., Ltd., Class A	19,903	872,175
	WUS Printed Circuit Kunshan Co., Ltd., Class A	35,600	79,395
	WuXi AppTec Co., Ltd., Class H	5,900	139,009
*	Wuxi Biologics Cayman, Inc.	35,500	498,342
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	3,100	42,112
	Wuxi Taiji Industry Co., Ltd., Class A	37,600	45,029
	XCMG Construction Machinery Co., Ltd., Class A	99,774	113,427
	XGD, Inc., Class A	12,800	23,255
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	307,500	479,151
	Xiamen C & D, Inc., Class A	70,200	87,843
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	8,600	22,250
	Xiamen Faratronic Co., Ltd., Class A	2,900	51,765
	Xiamen International Airport Co., Ltd., Class A	7,200	19,302
	Xiamen International Port Co., Ltd., Class H	500,000	70,557
	Xiamen Intretech, Inc., Class A	9,010	56,441
	Xiamen ITG Group Corp., Ltd., Class A	37,200	39,444
	Xiamen Kingdomway Group Co., Class A	8,200	52,882
	Xiamen Meiya Pico Information Co., Ltd., Class A	11,494	29,611
	Xiamen Tungsten Co., Ltd., Class A	25,200	74,859
	Xiamen Xiangyu Co., Ltd., Class A	58,300	58,423
*	Xian International Medical Investment Co., Ltd., Class A	21,100	52,690
	Xiandai Investment Co., Ltd., Class A	22,700	14,820

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CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xilinmen Furniture Co., Ltd., Class A	11,100	$51,205
	Xinfengming Group Co., Ltd., Class A	21,700	59,107
	Xingda International Holdings, Ltd.	521,193	138,030
	Xingfa Aluminium Holdings, Ltd.	48,000	57,630
	Xinhu Zhongbao Co., Ltd., Class A	188,800	89,681
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	270,753	446,112
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	23,500	10,176
	Xinjiang Tianshan Cement Co., Ltd., Class A	24,900	56,051
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	47,800	74,230
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	107,300	66,909
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	17,800	45,490
	Xinyi Solar Holdings, Ltd.	2,164,067	3,609,280
	Xinyu Iron & Steel Co., Ltd., Class A	87,200	88,138
	Xinyuan Real Estate Co., Ltd., ADR	23,488	59,660
	Xtep International Holdings, Ltd.	439,519	383,346
	Xuji Electric Co., Ltd., Class A	27,900	58,130
	Yadea Group Holdings, Ltd.	606,000	1,326,688
	YaGuang Technology Group Co., Ltd., Class A	9,100	10,940
	Yango Group Co., Ltd., Class A	89,900	79,461
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,600	26,198
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	9,623	30,623
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	23,700	120,198
	YanTai Shuangta Food Co., Ltd., Class A	9,300	18,707
	Yanzhou Coal Mining Co., Ltd., Class H	1,322,000	1,575,033
*	Yashili International Holdings, Ltd.	482,000	44,662
	Yealink Network Technology Corp., Ltd., Class A	4,778	51,553
	Yeebo International Holdings, Ltd.	106,000	28,870
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	123,200	114,185
*	Yida China Holdings, Ltd.	110,000	30,671
	Yifan Pharmaceutical Co., Ltd., Class A	25,700	70,940
	Yifeng Pharmacy Chain Co., Ltd., Class A	4,200	58,227
	Yihai International Holding, Ltd.	182,000	1,770,311
	Yijiahe Technology Co., Ltd., Class A	1,700	24,012
	Yintai Gold Co., Ltd., Class A	45,920	60,532
	Yip’s Chemical Holdings, Ltd.	96,000	54,657
*	Yiren Digital, Ltd., Sponsored ADR	8,553	32,929
*	Yixin Group, Ltd.	74,500	25,572
	Yixintang Pharmaceutical Group Co., Ltd., Class A	11,100	70,074
	Yonghui Superstores Co., Ltd., Class A	90,816	78,026
	Yonyou Network Technology Co., Ltd., Class A	3,000	15,332
	Yotrio Group Co., Ltd., Class A	52,300	28,250
	Youngor Group Co., Ltd., Class A	74,500	85,468
	Youzu Interactive Co., Ltd., Class A	22,572	53,705
	Yuexiu Property Co., Ltd.	3,891,720	899,701
	Yuexiu Transport Infrastructure, Ltd.	172,639	106,042
	Yum China Holdings, Inc.	62,870	3,955,780
	Yunda Holding Co., Ltd., Class A	48,800	121,214
*	Yunnan Aluminium Co., Ltd., Class A	92,300	175,041
	Yunnan Baiyao Group Co., Ltd., Class A	5,000	82,875
	Yunnan Copper Co., Ltd., Class A	26,900	57,467
	Yunnan Energy New Material Co., Ltd., Class A	2,200	45,514
*	Yunnan Tin Co., Ltd., Class A	37,773	84,914
	Yuzhou Group Holdings Co., Ltd.	1,301,185	361,089
	ZBOM Home Collection Co., Ltd., Class A	4,100	30,314
	Zhaojin Mining Industry Co., Ltd., Class H	372,500	337,426
	Zhefu Holding Group Co., Ltd., Class A	28,500	24,619
*	Zhejiang Century Huatong Group Co., Ltd., Class A	67,640	69,097
	Zhejiang Chint Electrics Co., Ltd., Class A	22,900	117,400
	Zhejiang Communications Technology Co., Ltd.	24,200	20,389

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CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	19,800	$13,407
	Zhejiang Crystal-Optech Co., Ltd., Class A	19,700	36,121
	Zhejiang Dahua Technology Co., Ltd., Class A	36,700	132,584
	Zhejiang Expressway Co., Ltd., Class H	416,000	361,609
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	9,300	19,380
	Zhejiang Hailiang Co., Ltd., Class A	47,000	78,746
	Zhejiang Hangmin Co., Ltd., Class A	18,000	15,165
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	17,900	29,871
	Zhejiang Huace Film & TV Co., Ltd., Class A	37,800	36,756
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	14,990	50,121
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	3,700	46,404
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	28,900	40,397
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,100	17,138
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,000	28,301
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	4,800	21,874
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	5,800	34,502
*	Zhejiang Jingu Co., Ltd., Class A	19,200	19,680
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	11,500	19,147
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	29,900	14,741
	Zhejiang Juhua Co., Ltd., Class A	64,900	87,432
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	12,200	25,892
	Zhejiang Longsheng Group Co., Ltd., Class A	92,900	194,590
	Zhejiang Medicine Co., Ltd., Class A	21,136	53,088
	Zhejiang Meida Industrial Co., Ltd., Class A	10,960	37,100
*	Zhejiang Narada Power Source Co., Ltd., Class A	24,500	40,133
	Zhejiang NHU Co., Ltd., Class A	43,441	261,791
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	48,100	41,412
	Zhejiang Runtu Co., Ltd., Class A	27,665	40,697
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	20,300	66,915
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	25,000	157,146
	Zhejiang Semir Garment Co., Ltd., Class A	40,300	72,839
	Zhejiang Supor Co., Ltd., Class A	4,000	46,518
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	2,600	29,009
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	58,300	49,620
	Zhejiang Wanliyang Co., Ltd., Class A	35,300	43,160
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	18,900	67,886
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	22,800	82,656
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	2,700	30,558
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	24,100	54,941
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,700	30,007
	Zhejiang Yankon Group Co., Ltd., Class A	35,300	22,445
	Zhejiang Yasha Decoration Co., Ltd., Class A	45,007	51,921
*	Zhejiang Yongtai Technology Co., Ltd., Class A	12,000	17,521
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	69,400	84,155
	Zhengzhou Yutong Bus Co., Ltd., Class A	43,700	91,720
	Zheshang Securities Co., Ltd., Class A	9,400	16,463
	Zhong An Group, Ltd.	1,486,000	75,297
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	87,200	513,751
	Zhongji Innolight Co., Ltd., Class A	9,800	51,683
	Zhongjin Gold Corp., Ltd., Class A	23,900	31,478
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	68,600	52,878
	Zhongsheng Group Holdings, Ltd.	354,500	2,681,416
*	Zhongtian Financial Group Co., Ltd., Class A	124,200	53,032
	Zhongyu Gas Holdings, Ltd.	190,666	166,280
	Zhongyuan Environment-Protection Co., Ltd., Class A	10,600	10,576
	Zhou Hei Ya International Holdings Co., Ltd.	357,000	436,274
*	Zhuguang Holdings Group Co., Ltd.	234,000	66,967
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	11,500	13,920
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	212,800	844,882

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	3,400	$31,884
	Zhuzhou Kibing Group Co., Ltd., Class A	42,907	101,347
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	36,300	53,862
	Zijin Mining Group Co., Ltd., Class H	3,117,000	4,354,955
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	307,800	425,477
	ZTE Corp., Class H	159,400	397,122
	ZTO Express Cayman, Inc., ADR	76,912	2,473,490

TOTAL CHINA			436,395,368

COLOMBIA — (0.0%)
	Banco de Bogota SA	4,740	99,137
	Bancolombia SA, Sponsored ADR	5,279	158,000
	Bancolombia SA	12,320	91,646
	Celsia SA ESP	103,896	119,306
	Cementos Argos SA	86,745	118,563
*	CEMEX Latam Holdings SA	37,434	38,897
*	Corp. Financiera Colombiana SA	17,502	149,311
	Ecopetrol SA	356,765	210,068
	Grupo Argos SA	73,551	207,525
	Grupo Aval Acciones y Valores SA, ADR	5,281	31,264
	Grupo de Inversiones Suramericana SA	30,393	155,151
	Grupo Energia Bogota SA ESP	47,042	32,712
	Grupo Nutresa SA	22,661	129,809
	Interconexion Electrica SA ESP	72,437	412,624

TOTAL COLOMBIA			1,954,013

CZECH REPUBLIC — (0.0%)
	CEZ A.S	19,352	538,982
*	Komercni banka A.S	9,028	273,284
	O2 Czech Republic A.S	10,996	135,085
	Philip Morris CR A.S	100	67,694

TOTAL CZECH REPUBLIC			1,015,045

DENMARK — (1.6%)
*	ALK-Abello A.S	2,640	1,143,268
	Alm Brand A.S	31,154	354,202
	Ambu A.S., Class B	9,445	528,643
	AP Moller - Maersk A.S., Class A	237	556,873
	AP Moller - Maersk A.S., Class B	272	676,635
*	Bang & Olufsen A.S	42,342	226,037
	BankNordik P/F	590	15,099
*	Bavarian Nordic A.S	24,408	1,117,952
*	Brodrene Hartmann A.S	1,220	127,669
	Carlsberg A.S., Class B	14,481	2,540,547
	Chemometec A/S	1,123	121,973
*	Chr Hansen Holding A.S	19,145	1,757,652
	Coloplast A.S., Class B	6,991	1,157,986
	Columbus A.S	35,018	58,521
	D/S Norden A.S	9,917	255,721
	Danske Bank A.S	92,908	1,765,969
#*	Demant A.S	32,505	1,627,258
*	Dfds A.S	15,439	910,296
*	Drilling Co. of 1972 A.S. (The)	3,973	166,263
	DSV Panalpina A.S	27,675	6,165,717
	FLSmidth & Co. A.S	15,703	618,971
*	Genmab A.S	6,398	2,347,823
	GN Store Nord A.S	43,099	3,886,978
	H Lundbeck A.S	23,106	711,502

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	H+H International A.S., Class B	8,326	$241,520
*	ISS A.S.	58,124	1,102,143
	Jeudan A.S.	2,050	81,004
*	Jyske Bank A.S.	26,367	1,284,162
*	Matas A.S.	17,726	262,245
#	Netcompany Group A.S.	4,326	451,174
*	Nilfisk Holding A.S.	11,101	329,872
*	NKT A.S.	15,126	625,787
	NNIT A.S.	4,966	86,892
	North Media A.S.	804	15,590
	Novo Nordisk A.S., Sponsored ADR	20,820	1,539,639
	Novo Nordisk A.S., Class B	132,667	9,786,506
	Novozymes A.S., Class B	33,413	2,369,736
	Orsted A.S.	6,739	979,614
	Pandora A.S.	47,272	5,353,499
*	Parken Sport & Entertainment A.S.	2,697	36,653
	Per Aarsleff Holding A.S.	8,330	408,036
	Ringkjoebing Landbobank A.S.	12,114	1,231,472
	Rockwool International A.S., Class A	396	154,547
	Rockwool International A.S., Class B	2,687	1,201,888
	Royal Unibrew A.S.	25,442	3,107,762
#	RTX A.S.	2,195	66,661
	Scandinavian Tobacco Group A.S., Class A	28,049	510,868
	Schouw & Co., A.S.	5,681	606,642
	SimCorp A.S.	12,571	1,662,130
	Solar A.S., Class B	2,756	254,455
	SP Group A.S.	380	21,413
	Spar Nord Bank A.S.	40,494	448,175
	Sydbank A.S.	28,574	851,792
#*	Tivoli A.S.	202	27,119
	Topdanmark A.S.	17,631	857,303
	TORM P.L.C.	11,612	102,349
	Tryg A.S.	54,210	1,239,614
	Vestas Wind Systems A/S	54,370	2,242,300
*	Vestjysk Bank A.S.	96,538	53,483
*	Zealand Pharma A.S.	9,863	324,481

TOTAL DENMARK			68,758,081

EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	37,735	137,971
	Commercial International Bank Egypt S.A.E., GDR	57,748	211,069

TOTAL EGYPT			349,040

FINLAND — (1.1%)
	Aktia Bank Oyj	19,350	247,927
	Alma Media Oyj	10,852	136,444
	Aspo Oyj	7,381	79,078
	Atria Oyj	6,165	91,442
*	BasWare Oyj	1,070	51,711
	Cargotec Oyj, Class B	17,540	1,015,732
	Caverion Oyj	20,229	166,992
	Citycon Oyj	17,306	151,971
	Elisa Oyj	9,909	561,715
#*	Finnair Oyj	361,889	313,748
	Fiskars Oyj Abp	13,847	288,363
	Fortum Oyj	77,300	2,031,351
	F-Secure Oyj	26,205	124,770
	HKScan Oyj, Class A	20,409	57,256

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Huhtamaki Oyj	35,591	$1,688,473
	Kemira Oyj	57,596	940,824
	Kesko Oyj, Class A	32,432	927,770
	Kesko Oyj, Class B	99,008	3,014,729
	Kone Oyj, Class B	22,183	1,742,308
	Konecranes Oyj	28,082	1,292,531
#	Lassila & Tikanoja Oyj	16,264	282,684
	Metsa Board Oyj	64,015	814,476
	Metso Outotec Oyj	252,364	2,835,066
	Neles Oyj	50,417	733,559
	Neste Oyj	35,303	2,134,799
*	Nokia Oyj	394,854	1,870,405
*	Nokia Oyj	150,663	715,536
	Nokian Renkaat Oyj	63,102	2,349,382
	Nordea Bank Abp	291,852	3,024,923
	Nordea Bank Abp	73,515	760,513
	Olvi Oyj, Class A	6,636	420,277
	Oriola Oyj, Class B	72,809	166,681
	Orion Oyj, Class A	9,151	404,675
	Orion Oyj, Class B	25,310	1,120,356
*	Outokumpu Oyj	140,239	911,387
	Ponsse Oyj	3,963	210,424
	Raisio Oyj, Class V	10,277	50,556
*	Rapala VMC Oyj	1,596	17,251
	Revenio Group Oyj	8,066	579,121
	Sampo Oyj, Class A	31,801	1,508,468
	Sanoma Oyj	47,701	828,101
	Stora Enso Oyj, Class R	138,824	2,656,044
	Teleste Oyj	1,219	8,281
	Terveystalo Oyj	3,738	53,464
	TietoEVRY Oyj	16,666	577,179
*	Tikkurila Oyj	15,509	625,678
	Tokmanni Group Corp	24,997	642,832
	UPM-Kymmene Oyj	64,578	2,525,460
	Uponor Oyj	24,735	720,229
	Vaisala Oyj, Class A	5,625	235,630
	Valmet Oyj	66,924	2,795,234
	Wartsila Oyj Abp	119,220	1,538,524
	YIT Oyj	72,874	451,469

TOTAL FINLAND			49,493,799

FRANCE — (5.2%)
	ABC arbitrage	5,238	45,030
*	Accor SA	34,139	1,374,647
*	Aeroports de Paris	3,798	486,838
	Air Liquide SA	19,723	3,321,398
*	Airbus SE	45,205	5,436,337
	AKWEL	7,357	294,027
	Albioma SA	15,305	692,720
*	Alstom SA	8,817	481,510
*	Alten SA	16,066	2,011,441
*	Amundi SA	9,443	841,546
	Arkema SA	33,154	4,144,808
	Assystem SA	2,834	95,737
*	Atos SE	25,824	1,758,605
	Aubay	3,005	151,542
	AXA SA	128,655	3,633,863
*	Axway Software SA	1,805	65,350
	Bastide le Confort Medical	2,315	129,311

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Beneteau SA	18,792	$248,738
*	Bigben Interactive	8,107	197,895
	BioMerieux	4,348	517,202
*	BNP Paribas SA	69,039	4,426,622
	Boiron SA	3,504	163,394
	Bollore SA	201,549	1,017,585
	Bonduelle SCA	8,947	236,289
*	Bourbon Corp.	12,106	0
	Bouygues SA	77,992	3,342,380
*	Bureau Veritas SA	57,278	1,713,024
	Burelle SA	26	27,878
	Capgemini SE	25,056	4,591,433
	Carrefour SA	192,881	3,735,525
*	Casino Guichard Perrachon SA	13,887	484,885
*	Catering International Services	977	13,926
*	Cegedim SA	2,205	71,607
*	CGG SA	323,049	374,765
	Chargeurs SA	12,015	338,672
*	Cie de Saint-Gobain	83,894	5,293,303
*	Cie des Alpes	6,122	175,534
	Cie Generale des Etablissements Michelin SCA	50,834	7,355,709
	Cie Plastic Omnium SA	34,079	1,145,086
*	Claranova SADIR	1,863	16,905
	CNP Assurances	33,969	594,143
*	Coface SA	38,579	469,997
*	Credit Agricole SA	76,761	1,187,355
	Danone SA, Sponsored ADR	600	8,502
	Danone SA	49,891	3,521,779
*	Dassault Aviation SA	95	103,496
	Dassault Systemes SE	1,140	264,449
	Dassault Systemes SE, Sponsored ADR	1,140	264,742
	Delta Plus Group	146	15,040
*	Derichebourg SA	59,500	500,304
	Edenred	27,993	1,586,964
*	Eiffage SA	31,487	3,449,007
*	Electricite de France SA	127,055	1,853,879
*	Elior Group SA	36,919	305,815
*	Elis SA	67,200	1,202,615
*	Engie SA	166,950	2,486,794
*	Eramet SA	4,198	302,329
	EssilorLuxottica SA	10,135	1,686,867
*	Esso SA Francaise	1,602	22,369
*	Etablissements Maurel et Prom SA	14,004	32,357
*	Eurofins Scientific SE	15,445	1,529,696
	Euronext NV	18,381	1,848,815
*	Europcar Mobility Group	127,417	49,385
	Eutelsat Communications SA	79,539	1,006,466
*	Exel Industries, Class A	538	49,817
*	Faurecia SE	54,938	2,968,138
*	Fnac Darty SA	10,006	705,626
*	Fnac Darty SA	3,486	247,390
	Gaztransport Et Technigaz SA	8,235	702,913
*	Getlink SE	40,279	640,734
*	GL Events	7,370	137,742
*	Groupe Crit	2,025	175,232
	Groupe Gorge SA	981	18,305
	Guerbet	3,868	156,749
	Haulotte Group SA	3,630	27,710
	Hermes International	2,632	3,303,449

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	HEXAOM	1,444	$71,508
*	ID Logistics Group	971	268,642
	Iliad SA	16,484	2,993,287
	Imerys SA	14,893	774,146
	Ipsen SA	5,548	536,353
	IPSOS	17,638	734,023
	Jacquet Metals SACA	7,553	182,119
*	JCDecaux SA	31,556	803,368
	Kaufman & Broad SA	11,366	516,734
	Kering SA	5,323	4,265,381
*	Korian SA	36,084	1,444,825
*	Lagardere SCA	70,942	1,909,521
	Laurent-Perrier	664	67,070
	Lectra	9,871	356,208
	Legrand SA	32,156	3,130,061
	Linedata Services	2,241	101,393
*	LISI	11,769	380,206
	LNA Sante SA	2,102	122,380
	L’Oreal SA	3,958	1,620,682
	LVMH Moet Hennessy Louis Vuitton SE	19,841	14,947,220
*	Maisons du Monde SA	14,787	359,465
	Manitou BF SA	3,963	132,869
	Manutan International	734	67,956
*	Mersen SA	7,318	253,845
*	Metropole Television SA	17,775	394,952
*	Natixis SA	177,646	867,446
*	Nexans SA	16,299	1,338,595
	Nexity SA	24,700	1,338,584
*	Nicox	4,348	21,684
*	NRJ Group	8,607	66,796
*	Oeneo SA	11,406	148,070
*	OL Groupe SA	2,387	6,492
*	Onxeo SA	18,755	15,847
	Orange SA, Sponsored ADR	6,981	87,402
	Orange SA	611,218	7,611,628
*	Orpea SA	13,047	1,679,173
	Pernod Ricard SA	6,109	1,254,584
	Plastivaloire	6,808	62,616
	Publicis Groupe SA, ADR	1,600	25,792
	Publicis Groupe SA	77,738	5,031,194
	Quadient SA	16,180	442,230
*	Rallye SA	4,002	34,835
*	Recylex SA	4,505	1,877
	Remy Cointreau SA	1,260	251,750
*	Renault SA	46,252	1,864,339
	Rexel SA	138,509	2,722,706
	Robertet SA	77	90,725
*	Rothschild & Co.	7,848	279,159
	Rubis SCA	25,147	1,180,470
*	Safran SA	20,793	3,104,575
	Sanofi, ADR	11,372	595,552
	Sanofi	39,098	4,099,123
	Sartorius Stedim Biotech	3,950	1,814,180
*	Savencia SA	2,171	191,546
	Schneider Electric SE	11,451	1,827,073
	Schneider Electric SE	1,444	230,991
*	SCOR SE	53,537	1,729,858
	SEB SA	10,403	1,894,542
	Seche Environnement SA	1,666	106,131

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	SES SA	158,557	$1,201,953
	Societe BIC SA	12,518	884,624
*	Societe Generale SA	109,658	3,119,460
*	Societe Marseillaise du Tunnel Prado-Carenage SA	1,473	40,589
	Societe pour l’Informatique Industrielle	1,100	33,717
*	Sodexo SA	18,958	1,896,714
*	SOITEC	6,409	1,294,203
*	Solocal Group	30,984	104,869
	Somfy SA	3,079	543,640
*	Sopra Steria Group SACA	7,385	1,374,520
*	SPIE SA	49,105	1,241,242
	Stef SA	2,220	248,852
	STMicroelectronics NV	44,824	1,674,232
#	STMicroelectronics NV	42,213	1,574,123
	Suez SA	61,973	1,481,222
	Sword Group	2,372	118,269
*	Synergie SE	6,848	312,762
*	Tarkett SA	17,046	410,935
	Teleperformance	9,260	3,575,696
*	Television Francaise 1	38,901	383,814
	Thales SA	21,840	2,226,507
	Thermador Groupe	2,169	222,054
	Total Gabon	289	46,882
	Total SE	251,331	11,108,266
	TOTAL SE, Sponsored ADR	14,200	628,784
	Trigano SA	3,741	668,418
*	Ubisoft Entertainment SA	15,625	1,172,565
*	Union Financiere de France BQE SA	1,915	42,417
	Valeo SA	86,443	2,801,269
#*	Vallourec SA	3,693	120,145
*	Valneva SE	7,258	122,133
	Veolia Environnement SA, ADR	13,366	425,573
	Veolia Environnement SA	39,060	1,245,819
	Verallia SA	1,406	56,921
	Vetoquinol SA	832	105,812
	Vicat SA	9,130	458,891
	VIEL & Cie SA	11,323	80,287
	Vilmorin & Cie SA	3,102	217,452
	Vinci SA	60,804	6,672,004
*	Virbac SA	1,348	437,549
	Vivendi SE	30,617	1,067,327
*	Vranken-Pommery Monopole SA	954	20,976
*	Worldline SA	49,635	4,873,057

TOTAL FRANCE			228,668,360

GERMANY — (4.6%)
	1&1 Drillisch AG	18,382	552,601
	7C Solarparken AG	10,291	51,405
*	Aareal Bank AG	25,241	709,436
	Adesso SE	93	13,637
*	Adidas AG	13,545	4,183,520
*	ADLER Group SA	14,114	416,856
*	ADVA Optical Networking SE	27,653	347,049
	All for One Group SE	326	25,408
	Allgeier SE	1,637	47,308
	Allianz SE	22,213	5,766,869
	Allianz SE, Sponsored ADR	35,377	920,269
*	Amadeus Fire AG	1,136	197,138
	Atoss Software AG	1,330	296,776

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Aurubis AG	21,241	$1,825,951
	BASF SE	36,403	2,933,764
	Basler AG	1,425	185,917
*	Bauer AG	5,636	84,152
	Bayer AG	48,740	3,153,883
	Bayerische Motoren Werke AG	54,450	5,456,444
	BayWa AG	6,697	326,540
	Bechtle AG	11,434	2,328,276
	Befesa SA	6,325	442,480
	Beiersdorf AG	1,981	223,596
	Bertrandt AG	2,768	153,336
	bet-at-home.com AG	1,125	61,207
*	Bijou Brigitte AG	1,389	41,386
	Bilfinger SE	12,771	477,275
*	Borussia Dortmund GmbH & Co., KGaA	62,002	434,613
	Brenntag SE	47,648	4,277,583
	CANCOM SE	6,898	425,829
	Carl Zeiss Meditec AG	1,102	194,141
*	CECONOMY AG	72,720	426,025
*	CENIT AG	4,236	72,278
	Cewe Stiftung & Co. KGAA	4,034	653,642
*	Commerzbank AG	369,047	2,433,554
	CompuGroup Medical SE & Co., KgaA	8,876	812,336
*	Continental AG	21,050	2,844,683
#*	Corestate Capital Holding SA	1,325	20,821
	Covestro AG	71,604	4,682,859
	CropEnergies AG	13,802	177,251
*	CTS Eventim AG & Co., KGaA	20,387	1,407,113
	Daimler AG	137,707	12,255,747
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	11,660
*	Delivery Hero SE	1,542	244,624
	Dermapharm Holding SE	2,262	197,702
*	Deutsche Bank AG	280,053	3,920,742
	Deutsche Boerse AG	9,935	1,712,052
#*	Deutsche Lufthansa AG	114,800	1,483,030
*	Deutsche Pfandbriefbank AG	61,059	702,820
	Deutsche Post AG	112,278	6,612,855
	Deutsche Telekom AG	430,617	8,287,239
	Deutsche Wohnen SE	31,232	1,689,592
*	Deutz AG	84,879	688,935
*	Dialog Semiconductor P.L.C.	33,381	2,615,078
	DIC Asset AG	17,469	311,569
	DMG Mori AG	7,777	391,900
#	Dr Hoenle AG	1,093	63,678
	Draegerwerk AG & Co., KGaA	1,658	146,411
	Duerr AG	28,640	1,200,158
	E.ON SE	32,418	390,891
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,548	446,569
*	EDAG Engineering Group AG	5,318	52,282
	Elmos Semiconductor SE	2,371	98,893
*	ElringKlinger AG	14,246	247,072
	Encavis AG	8,160	156,712
	Energiekontor AG	3,966	269,877
	Evonik Industries AG	42,794	1,498,177
*	Evotec SE	3,844	159,897
	Fabasoft AG	224	12,133
*	Fielmann AG	8,977	683,496
	First Sensor AG	1,547	81,636
*	flatexDEGIRO AG	1,724	220,789

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Francotyp-Postalia Holding AG, Class A	6,658	$25,600
*	Fraport AG Frankfurt Airport Services Worldwide	14,488	960,933
	Freenet AG	73,647	1,790,843
	Fresenius Medical Care AG & Co. KGaA	26,181	2,084,695
	Fresenius SE & Co., KGaA	87,475	4,299,334
	Fuchs Petrolub SE	6,121	265,247
	GEA Group AG	1,799	79,002
	Gerresheimer AG	19,577	2,105,644
	Gesco AG	3,607	95,318
	GFT Technologies SE	11,646	268,295
*	Grammer AG	776	24,060
	Grand City Properties SA	21,921	589,393
#	GRENKE AG	1,112	45,123
*	H&R GmbH & Co., KGaA	7,950	69,656
	Hamburger Hafen und Logistik AG	19,948	491,282
	Hannover Rueck SE	4,754	877,877
	Hapag-Lloyd AG	9,103	1,654,778
	HeidelbergCement AG	23,068	2,113,796
*	Heidelberger Druckmaschinen AG	199,929	322,718
#*	Hella GmbH & Co., KGaA	23,981	1,438,750
#*	HelloFresh SE	16,190	1,341,808
	Henkel AG & Co. KGaA	4,628	459,803
*	Highlight Communications AG	2,399	11,225
	Hochtief AG	5,911	554,280
*	HolidayCheck Group AG	20,142	56,892
	Hornbach Baumarkt AG	4,482	179,136
	Hornbach Holding AG & Co., KGaA	2,593	242,272
	Hugo Boss AG	20,535	947,177
*	Hypoport SE	152	91,602
	Indus Holding AG	10,309	428,594
	Infineon Technologies AG	104,129	4,175,628
	Infineon Technologies AG, ADR	36,257	1,451,005
*	Instone Real Estate Group AG	4,177	124,196
	IVU Traffic Technologies AG	737	15,689
	Jenoptik AG	11,445	350,137
	K+S AG	80,857	897,152
	KION Group AG	37,498	3,736,574
*	Kloeckner & Co., SE	25,833	350,171
	Knorr-Bremse AG	4,275	524,013
*	Koenig & Bauer AG	6,651	188,815
	Krones AG	4,409	383,940
	KSB SE & Co., KGaA	38	15,363
	KWS Saat SE & Co., KGaA	3,610	320,811
	Lanxess AG	40,940	3,012,872
	LEG Immobilien SE	8,970	1,248,043
	Leifheit AG	2,484	141,849
#*	Leoni AG	13,093	183,339
*	Manz AG	1,394	91,762
*	Medigene AG	1,703	8,623
	Merck KGaA	6,872	1,207,303
	METRO AG	100,184	1,095,168
	MLP SE	26,112	228,848
	MTU Aero Engines AG	11,458	2,891,509
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,885	2,567,178
#*	Nagarro SE	1,637	179,129
	Nemetschek SE	18,442	1,374,735
	New Work SE	1,082	328,434
	Nexus AG	1,766	122,106
*	Nordex SE	23,496	678,364

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Norma Group SE	23,642	$1,319,530
*	OHB SE	3,082	131,408
	Patrizia AG	13,031	356,507
	Pfeiffer Vacuum Technology AG	1,904	369,832
	PNE AG	35,221	318,566
*	Progress-Werk Oberkirch AG	1,010	32,535
*	ProSiebenSat.1 Media SE	57,703	1,253,229
	PSI Software AG	1,178	45,171
*	Puma SE	14,786	1,558,773
*	Puma SE	1,980	208,736
*	PVA TePla AG	360	10,699
	q.beyond AG	69,244	160,327
#*	QIAGEN NV	11,521	561,687
*	R Stahl AG	845	24,790
	Rational AG	859	714,565
	Rheinmetall AG	26,456	2,760,394
*	RTL Group SA	15,932	936,692
	RWE AG	88,013	3,342,016
*	S&T AG	16,765	455,106
*	SAF-Holland SE	26,601	436,498
*	Salzgitter AG	17,700	562,971
	SAP SE, Sponsored ADR	9,200	1,287,448
	SAP SE	31,215	4,370,744
*	Schaltbau Holding AG	2,053	84,919
	Schloss Wachenheim AG	321	6,449
	Scout24 AG	6,352	528,110
	Secunet Security Networks AG	423	181,008
	Siemens AG	35,072	5,851,233
*	Siemens Energy AG	17,536	586,526
	Siemens Healthineers AG	7,241	413,798
	Siltronic AG	12,404	2,090,247
*	Sixt SE	8,157	1,131,650
*	SMA Solar Technology AG	2,407	137,617
	Software AG	15,307	663,023
	Stabilus SA	6,680	521,582
	STRATEC SE	1,502	212,687
	Stroeer SE & Co., KGaA	9,941	847,203
	Suedzucker AG	24,215	396,506
*	SUESS MicroTec SE	4,760	154,860
*	Surteco Group SE	3,313	109,562
	Symrise AG	17,987	2,322,750
	TAG Immobilien AG	22,420	693,362
*	Takkt AG	16,965	287,038
*	Talanx AG	10,471	441,172
*	Technotrans SE	1,931	63,466
	Telefonica Deutschland Holding AG	417,977	1,214,712
*	Thyssenkrupp AG	98,728	1,319,884
	Traffic Systems SE	1,003	45,361
	Uniper SE	41,081	1,498,971
	United Internet AG	51,461	2,164,341
*	Varta AG	587	85,373
#	VERBIO Vereinigte BioEnergie AG	11,970	603,680
	Volkswagen AG	6,667	2,116,588
	Vonovia SE	15,233	1,000,885
*	Vossloh AG	2,803	149,162
	Wacker Chemie AG	8,826	1,331,133
*	Wacker Neuson SE	14,206	381,957
*	Washtec AG	4,642	299,618
	Wuestenrot & Wuerttembergische AG	11,676	254,010

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Zalando SE	6,195	$644,271
	Zeal Network SE	269	14,110
*	zooplus AG	1,414	447,106

TOTAL GERMANY			201,261,466

GREECE — (0.1%)
*	Aegean Airlines SA	7,070	45,325
*	Alpha Bank AE	218,111	345,939
	Athens Water Supply & Sewage Co. SA	6,973	71,195
	Bank of Greece	4,237	77,851
*	Ellaktor SA	27,611	44,758
*	Eurobank Ergasias Services and Holdings SA, Class A	125,260	118,230
*	FF Group	3,954	4,278
*	Fourlis Holdings SA	8,683	48,079
*	GEK Terna Holding Real Estate Construction SA	10,261	123,851
	Hellenic Exchanges - Athens Stock Exchange SA	7,810	38,550
	Hellenic Petroleum SA	16,443	114,150
	Hellenic Telecommunications Organization SA	24,316	412,341
	Holding Co. ADMIE IPTO SA	18,711	60,562
	JUMBO SA	10,239	191,283
*	LAMDA Development SA	21,537	193,632
	Motor Oil Hellas Corinth Refineries SA	6,150	94,747
	Mytilineos SA	18,428	342,379
*	National Bank of Greece SA	37,403	116,536
	OPAP SA	21,155	324,436
*	Piraeus Financial Holdings SA	4,666	12,153
	Piraeus Port Authority SA	2,736	67,881
*	Public Power Corp. SA	13,423	152,771
	Sarantis SA	4,694	50,614
	Terna Energy SA	9,557	143,097

TOTAL GREECE			3,194,638

HONG KONG — (1.9%)
	AIA Group, Ltd.	806,400	10,235,289
*	Anxin-China Holdings, Ltd.	816,000	0
	Asia Financial Holdings, Ltd.	72,000	35,253
	ASM Pacific Technology, Ltd.	54,600	824,647
	Associated International Hotels, Ltd.	38,000	67,886
#	Atlas Corp.	42,872	590,776
	Bank of East Asia, Ltd. (The)	291,480	611,152
	BOC Aviation, Ltd.	103,600	932,548
	BOC Hong Kong Holdings, Ltd.	431,000	1,515,503
	BOCOM International Holdings Co., Ltd.	265,000	59,237
	Brightoil Petroleum Holdings, Ltd.	1,089,000	39,437
	Build King Holdings, Ltd.	300,000	43,567
*	Burwill Holdings, Ltd.	1,710,000	2,928
	Cafe de Coral Holdings, Ltd.	176,000	382,040
*	Cathay Pacific Airways, Ltd.	543,271	477,725
	Century City International Holdings, Ltd.	596,000	33,759
	Cheuk Nang Holdings, Ltd.	24,781	9,069
	Chevalier International Holdings, Ltd.	34,349	42,633
*	China Baoli Technologies Holdings, Ltd.	177,500	1,051
*	China Display Optoelectronics Technology Holdings, Ltd.	360,000	22,722
*	China Energy Development Holdings, Ltd.	3,368,000	42,804
	China Huiyuan Juice Group, Ltd.	306,500	13,834
	Chong Hing Bank, Ltd.	59,000	77,836
	Chow Sang Sang Holdings International, Ltd.	158,000	268,589
	Chow Tai Fook Jewellery Group, Ltd.	235,800	379,812

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chuang’s Consortium International, Ltd.	484,000	$67,198
	CITIC Telecom International Holdings, Ltd.	910,000	328,905
	CK Asset Holdings, Ltd.	315,760	1,976,852
	CK Hutchison Holdings, Ltd.	382,760	3,128,336
	CK Infrastructure Holdings, Ltd.	64,000	391,327
	CK Life Sciences Intl Holdings, Inc.	746,000	75,753
	CLP Holdings, Ltd.	102,000	1,006,813
	CNQC International Holdings, Ltd.	407,500	42,670
	Convenience Retail Asia, Ltd.	40,000	3,654
	CSI Properties, Ltd.	2,240,000	70,439
	Dah Sing Banking Group, Ltd.	209,596	229,748
	Dah Sing Financial Holdings, Ltd.	56,700	183,122
	DBA Telecommunication (Asia) Holdings, Ltd.	72,000	3,528
#*	Digital Domain Holdings, Ltd.	1,810,000	16,305
	Eagle Nice International Holdings, Ltd.	118,000	69,188
	EC Healthcare	35,000	42,039
*	Emperor Capital Group, Ltd.	12,000	205
	Emperor International Holdings, Ltd.	603,333	85,973
*	Energy International Investments Holdings, Ltd.	400,000	3,626
	Fairwood Holdings, Ltd.	21,000	47,536
	Far East Consortium International, Ltd.	824,212	291,573
	Fiber Optic Center, Inc.	521,599	3,525
	First Pacific Co., Ltd.	1,032,400	353,862
*	First Shanghai Investments, Ltd.	1,168,000	49,535
	Fountain SET Holdings, Ltd.	858,000	126,962
	FSE Services Group, Ltd.	16,000	10,689
	Fuguiniao Co., Ltd.	53,000	4,964
*	Galaxy Entertainment Group, Ltd.	138,000	1,211,381
	Get Nice Financial Group, Ltd.	80,525	10,776
	Giordano International, Ltd.	616,000	123,501
*	Gold Peak Industries Holdings, Ltd.	262,000	25,365
*	Goldin Financial Holdings, Ltd.	62,000	0
*	Goodbaby International Holdings, Ltd.	433,000	103,523
	Great Eagle Holdings, Ltd.	36,000	126,791
	Guotai Junan International Holdings, Ltd.	1,580,000	285,560
#	Haitong International Securities Group, Ltd.	1,004,724	315,750
	Hang Lung Group, Ltd.	266,000	697,797
#	Hang Lung Properties, Ltd.	421,000	1,148,580
	Hang Seng Bank, Ltd.	81,600	1,597,489
	Hanison Construction Holdings, Ltd.	215,208	36,788
	Harbour Centre Development, Ltd.	21,000	21,997
	Harmonicare Medical Holdings Ltd.	74,000	14,576
	Henderson Land Development Co., Ltd.	177,486	788,876
	HK Electric Investments & HK Electric Investments, Ltd.	436,500	436,954
	HKBN, Ltd.	221,500	323,820
	HKR International, Ltd.	378,960	156,768
	HKT Trust & HKT, Ltd.	1,093,000	1,587,020
	Hon Kwok Land Investment Co., Ltd.	20,000	8,834
	Hong Kong & China Gas Co., Ltd.	382,634	613,763
	Hong Kong Exchanges & Clearing, Ltd.	95,290	5,747,038
	Hongkong & Shanghai Hotels, Ltd. (The)	209,962	210,374
	Honma Golf, Ltd.	12,500	6,896
	Hosa International, Inc.	178,000	1,247
	Hsin Chong Group Holdings, Ltd.	876,000	7,398
	Hua Han Health Industry Holdings, Ltd.	1,233,842	47,652
	Hysan Development Co., Ltd.	105,000	395,280
	IGG, Inc.	395,000	665,814
	International Housewares Retail Co., Ltd.	153,000	53,689
*	IRC, Ltd.	2,236,000	71,869

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	ITC Properties Group, Ltd.	197,218	$27,448
	Jacobson Pharma Corp., Ltd.	140,000	14,058
*	JBM Healthcare, Ltd.	17,500	2,568
	Johnson Electric Holdings, Ltd.	202,125	537,143
	K Wah International Holdings, Ltd.	583,931	290,580
*	Karce International Holdings Open	44,000	0
	Karrie International Holdings, Ltd.	232,000	54,842
	Kerry Logistics Network, Ltd.	245,250	736,157
	Kerry Properties, Ltd.	184,500	621,637
	Kingston Financial Group, Ltd.	1,205,000	88,239
	Kowloon Development Co., Ltd.	172,000	202,071
*	Lai Sun Development Co., Ltd.	93,280	74,185
*	Landing International Development, Ltd.	568,800	23,094
*	Lifestyle International Holdings, Ltd.	202,000	163,651
	Liu Chong Hing Investment, Ltd.	88,000	90,571
	L’Occitane International SA	255,000	732,631
	Luk Fook Holdings International, Ltd.	167,000	417,353
	Lung Kee Bermuda Holdings	68,000	32,929
	Magnificent Hotel Investment, Ltd.	500,000	7,469
	Man Wah Holdings, Ltd.	772,000	1,616,211
	Master Glory Group, Ltd.	211,687	1,330
*	Meilleure Health International Industry Group, Ltd.	210,000	11,472
	Melco International Development, Ltd.	394,000	781,467
*	Melco Resorts & Entertainment, Ltd., ADR	11,953	230,573
	MGM China Holdings, Ltd.	171,600	282,267
*	MH Development, Ltd.	34,000	952
*	Midland Holdings, Ltd.	148,100	20,343
	Ming Fai International Holdings, Ltd.	107,000	9,763
	Miramar Hotel & Investment	54,000	105,723
	Modern Dental Group, Ltd.	41,000	20,766
	MTR Corp., Ltd.	70,085	390,334
	NagaCorp., Ltd.	666,000	711,883
	Nameson Holdings, Ltd.	764,000	63,886
	National Electronics Hldgs	30,800	4,326
	New World Development Co., Ltd.	274,602	1,453,103
#*	NewOcean Energy Holdings, Ltd.	346,000	24,853
	Nissin Foods Co., Ltd.	20,000	15,173
	Pacific Andes International Holdings, Ltd.	1,128,607	3,981
	Pacific Basin Shipping, Ltd.	2,115,000	741,116
*	Pacific Century Premium Developments, Ltd.	211,842	19,661
	Pacific Textiles Holdings, Ltd.	549,000	350,602
	Paliburg Holdings, Ltd.	156,000	43,504
*	Paradise Entertainment, Ltd.	132,000	25,527
*	PC Partner Group, Ltd.	68,000	34,162
#	PCCW, Ltd.	1,776,954	1,028,059
	Pentamaster International, Ltd.	104,000	22,405
	Perfect Shape Medical, Ltd.	180,000	158,976
	Pico Far East Holdings, Ltd.	396,000	69,788
	Polytec Asset Holdings, Ltd.	2,589,440	487,243
	Power Assets Holdings, Ltd.	162,500	998,693
*	Prada SpA	128,000	794,404
	Public Financial Holdings, Ltd.	174,000	52,570
	Real Gold Mining, Ltd.	19,000	643
	Regal Hotels International Holdings, Ltd.	188,000	100,523
	Regina Miracle International Holdings, Ltd.	104,000	30,612
*	Sa Sa International Holdings, Ltd.	213,703	50,695
*	Sands China, Ltd.	182,000	861,235
	SAS Dragon Holdings, Ltd.	216,000	89,510
*	Shangri-La Asia, Ltd.	437,166	416,170

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Shenwan Hongyuan HK, Ltd.	302,500	$39,646
	Singamas Container Holdings, Ltd.	786,000	63,526
	Sino Land Co., Ltd.	648,662	963,357
	SITC International Holdings Co., Ltd.	694,000	2,644,430
	SJM Holdings, Ltd.	661,301	853,975
	SmarTone Telecommunications Holdings, Ltd.	216,586	127,793
	SMI Culture & Travel Group Holdings, Ltd.	414,396	5,004
	Soundwill Holdings, Ltd.	40,500	44,792
*	South China Holdings Co., Ltd.	1,160,000	17,982
	Stella International Holdings, Ltd.	173,500	213,773
#*	Summit Ascent Holdings, Ltd.	116,000	11,625
	Sun Hung Kai & Co., Ltd.	264,529	136,156
	Sun Hung Kai Properties, Ltd.	106,588	1,603,334
	SUNeVision Holdings, Ltd.	195,000	201,211
#	Swire Pacific, Ltd., Class A	117,000	942,578
	Swire Pacific, Ltd., Class B	207,500	262,380
	Swire Properties, Ltd.	81,200	242,313
	Tai Sang Land Development, Ltd.	20,710	11,161
	Tao Heung Holdings, Ltd.	144,000	18,933
	Tech-Pro, Inc.	2,780,000	4,581
	Techtronic Industries Co., Ltd.	195,000	3,538,228
	Television Broadcasts, Ltd.	109,900	120,239
	Tenwow International Holdings, Ltd.	286,000	5,247
	Texhong Textile Group, Ltd.	214,000	324,048
	Texwinca Holdings, Ltd.	336,000	76,937
*	Theme International Holdings, Ltd.	190,000	17,431
	Tradelink Electronic Commerce, Ltd.	268,000	43,105
	Transport International Holdings, Ltd.	121,373	252,979
	United Laboratories International Holdings, Ltd. (The)	332,500	272,333
	Untrade CW Group Holdings	210,000	1,171
*	Untrade Youyuan Holdings	259,510	0
	Untrade.Superb Summit	55,000	1,939
*	Up Energy Development Group, Ltd.	524,000	1,632
	Value Partners Group, Ltd.	203,000	143,651
	Vedan International Holdings, Ltd.	152,000	16,062
	Vitasoy International Holdings, Ltd.	260,000	1,003,964
	VPower Group International Holdings, Ltd.	125,000	28,792
	VSTECS Holdings, Ltd.	349,600	345,465
	VTech Holdings, Ltd.	57,300	524,390
	Wai Kee Holdings, Ltd.	26,000	14,116
	WH Group, Ltd.	2,850,000	2,483,210
	Wharf Real Estate Investment Co., Ltd.	209,000	1,201,129
#	Wing On Co. International, Ltd.	32,000	71,534
	Wing Tai Properties, Ltd.	102,000	60,451
*	Wynn Macau, Ltd.	180,800	346,740
	Xingye Alloy Materials Group, Ltd.	89,000	13,635
	Xinyi Glass Holdings, Ltd.	968,000	3,429,626
*	YGM Trading, Ltd.	20,000	5,282
	YTO Express Holdings, Ltd.	36,000	23,548
	Yue Yuen Industrial Holdings, Ltd.	367,000	918,512
*	Yunfeng Financial Group, Ltd.	4,000	1,527
	Zensun Enterprises, Ltd.	100,000	7,201

TOTAL HONG KONG			82,111,394

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	155,376	215,088
*	MOL Hungarian Oil & Gas P.L.C.	169,075	1,167,989
*	Opus Global Nyrt	46,922	39,062
*	OTP Bank Nyrt	22,504	1,011,663
	Richter Gedeon Nyrt	14,225	406,843

TOTAL HUNGARY			2,840,645

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»

INDIA — (3.6%)
*	3M India, Ltd.	278	$95,419
	Aarti Drugs, Ltd.	18,096	173,180
	Aarti Industries, Ltd.	19,458	419,719
*	ABB Powar Products & System India, Ltd.	381	9,200
	Abbott India, Ltd.	554	113,254
	ACC, Ltd.	20,024	506,943
	Adani Enterprises, Ltd.	72,180	1,114,390
*	Adani Green Energy, Ltd.	54,928	758,260
	Adani Ports & Special Economic Zone, Ltd.	153,179	1,498,989
*	Adani Power, Ltd.	452,504	577,326
	Adani Total Gas, Ltd.	37,579	582,055
*	Adani Transmissions, Ltd.	90,238	1,272,498
*	Aditya Birla Capital, Ltd.	140,688	217,257
*	Aditya Birla Fashion and Retail, Ltd.	10,178	23,965
	Advanced Enzyme Technologies, Ltd.	11,772	63,668
	Aegis Logistics, Ltd.	16,040	65,827
	Agro Tech Foods, Ltd.	923	10,487
	AIA Engineering, Ltd.	8,103	204,356
	Ajanta Pharma, Ltd.	10,370	256,464
	Akzo Nobel India, Ltd.	3,110	94,569
	Alembic Pharmaceuticals, Ltd.	27,389	364,911
	Alembic, Ltd.	29,520	43,775
	Allcargo Logistics, Ltd.	29,538	49,616
	Amara Raja Batteries, Ltd.	17,627	192,090
	Ambuja Cements, Ltd.	153,465	637,199
*	Amtek Auto, Ltd.	48,317	336
*	Anant Raj Global, Ltd.	49,377	18,736
*	APL Apollo Tubes, Ltd.	13,585	237,422
	Apollo Hospitals Enterprise, Ltd.	14,909	643,684
	Apollo Tyres, Ltd.	126,505	368,734
*	Arvind Fashions, Ltd.	20,518	36,163
*	Arvind Fashions, Ltd.	3,078	2,782
*	Arvind, Ltd.	61,020	53,981
	Asahi India Glass, Ltd.	5,732	22,776
	Ashok Leyland, Ltd.	520,217	787,127
*	Ashoka Buildcon, Ltd.	33,588	37,252
	Asian Paints, Ltd.	31,962	1,089,668
*	Aster DM Healthcare, Ltd.	8,999	17,471
	Astral Poly Technik, Ltd.	9,314	198,977
	AstraZeneca Pharma India, Ltd.	535	28,219
	Atul, Ltd.	3,454	376,209
*	AU Small Finance Bank, Ltd.	6,055	81,735
	Aurobindo Pharma, Ltd.	141,654	1,870,321
	Automotive Axles, Ltd.	3,021	40,442
	Avanti Feeds, Ltd.	19,071	124,663
*	Avenue Supermarts, Ltd.	9,458	362,163
*	Axis Bank, Ltd.	264,898	2,534,865
*	Axis Bank, Ltd., GDR	734	34,828
	Bajaj Auto, Ltd.	11,579	597,415
	Bajaj Consumer Care, Ltd.	17,199	65,005
*	Bajaj Electricals, Ltd.	9,553	147,743
	Bajaj Finance, Ltd.	15,873	1,164,488
	Bajaj Finserv, Ltd.	3,686	547,070
	Bajaj Holdings & Investment, Ltd.	10,153	467,972
	Balaji Amines, Ltd.	3,847	134,719

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balkrishna Industries, Ltd.	31,020	$736,499
	Balmer Lawrie & Co., Ltd.	27,609	47,718
	Balrampur Chini Mills, Ltd.	63,804	237,822
*	Bank of Baroda	190,220	170,222
*	Bank of Maharashtra	233,066	75,683
	BASF India, Ltd.	2,175	64,774
	Bata India, Ltd.	13,096	240,478
	Bayer CropScience, Ltd.	177	12,866
	BEML, Ltd.	5,064	79,270
	Berger Paints India, Ltd.	74,368	705,780
	Bharat Dyanamics, Ltd.	6,234	28,279
	Bharat Electronics, Ltd.	317,319	563,340
	Bharat Forge, Ltd.	79,600	654,194
*	Bharat Heavy Electricals, Ltd.	329,306	213,212
	Bharat Petroleum Corp., Ltd.	65,079	369,698
	Bharat Rasayan, Ltd.	121	19,759
	Bharti Airtel, Ltd.	266,145	1,920,345
*	Biocon, Ltd.	29,954	153,241
	Birla Corp., Ltd.	6,531	81,351
	Birlasoft, Ltd.	62,453	206,632
	Bliss Gvs Pharma, Ltd.	17,529	24,036
*	Blue Dart Express, Ltd.	1,361	96,552
	Blue Star, Ltd.	8,389	95,607
*	Bodal Chemicals, Ltd.	23,330	30,296
*	Borosil, Ltd.	6,650	17,603
	Bosch, Ltd.	779	142,320
	Brigade Enterprises, Ltd.	37,262	126,104
	Britannia Industries, Ltd.	8,390	389,592
	Cadila Healthcare, Ltd.	70,842	545,490
	Can Fin Homes, Ltd.	21,581	170,058
*	Canara Bank	121,438	225,968
*	Capacit’e Infraprojects, Ltd.	11,743	29,891
	Caplin Point Laboratories, Ltd.	7,571	50,378
	Carborundum Universal, Ltd.	19,475	143,240
	Care Ratings, Ltd.	617	4,136
	Castrol India, Ltd.	41,833	70,640
	CCL Products India, Ltd.	31,949	116,227
	Ceat, Ltd.	9,652	179,781
	Central Depository Services India, Ltd.	10,440	113,952
*	Century Plyboards India, Ltd.	29,747	140,500
	Century Textiles & Industries, Ltd.	14,491	95,627
*	Cera Sanitaryware, Ltd.	2,046	106,726
	CESC, Ltd.	16,500	135,053
*	CG Power and Industrial Solutions, Ltd.	109,873	102,950
	Chambal Fertilizers & Chemicals, Ltd.	61,351	177,518
	Chennai Super Kings Cricket, Ltd.	65,357	372
	Cholamandalam Financial Holdings, Ltd.	27,506	211,133
	Cholamandalam Investment and Finance Co., Ltd.	94,554	726,023
	Cipla, Ltd.	90,372	1,109,098
	City Union Bank, Ltd.	73,189	163,566
	Coal India, Ltd.	99,687	178,613
	Cochin Shipyard, Ltd.	6,292	30,936
*	Coffee Day Enterprises, Ltd.	11,470	5,830
	Coforge, Ltd.	1,134	43,800
	Colgate-Palmolive India, Ltd.	15,789	314,781
	Container Corp. Of India, Ltd.	41,058	326,038
	Coromandel International, Ltd.	47,407	473,679
*	CreditAccess Grameen, Ltd.	983	7,906
	CRISIL, Ltd.	5,279	132,156

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Crompton Greaves Consumer Electricals, Ltd.	122,605	$635,841
	Cummins India, Ltd.	6,720	75,761
	Cyient, Ltd.	9,584	95,080
	Dabur India, Ltd.	59,064	429,837
*	Dalmia Bharat, Ltd.	22,775	462,243
*	DB Corp., Ltd.	23,005	25,175
*	DCB Bank, Ltd.	85,478	104,620
	DCM Shriram, Ltd.	19,899	188,221
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	13,545	47,336
	Deepak Nitrite, Ltd.	8,967	225,719
	Delta Corp., Ltd.	30,239	61,046
	Dhampur Sugar Mills, Ltd.	12,251	37,411
	Dhani Services, Ltd.	19,321	46,381
	Dhani Services, Ltd.	1,946	2,160
*	Dhanuka Agritech, Ltd.	4,902	50,641
	Dilip Buildcon, Ltd.	14,499	106,000
*	Dish TV India, Ltd.	195,798	24,513
*	Dishman Carbogen Amcis, Ltd.	31,108	66,355
*	Divi’s Laboratories, Ltd.	19,636	1,073,163
	Dixon Technologies India, Ltd.	5,390	303,878
	DLF, Ltd.	89,460	296,561
	Dr Lal PathLabs, Ltd.	4,296	169,893
	Dr Reddy’s Laboratories, Ltd., ADR	27,680	1,910,474
*	DRC Systems India, Ltd.	186	661
*	Dredging Corp. of India, Ltd.	1,860	9,123
	eClerx Services, Ltd.	8,860	147,625
	Edelweiss Financial Services, Ltd.	12,971	10,208
	Eicher Motors, Ltd.	20,710	675,361
*	EID Parry India, Ltd.	27,218	126,704
*	EIH, Ltd.	33,148	38,664
	Elgi Equipments, Ltd.	13,596	39,204
	Emami, Ltd.	26,352	174,239
	Endurance Technologies, Ltd.	2,826	50,202
	Engineers India, Ltd.	46,364	45,379
	EPL, Ltd.	9,232	27,897
	Eris Lifesciences, Ltd.	3,487	28,455
	Escorts, Ltd.	23,174	350,254
	Excel Industries, Ltd.	1,374	16,315
	Exide Industries, Ltd.	109,213	261,506
	FDC, Ltd.	9,885	40,493
*	Federal Bank, Ltd.	621,842	670,141
	Finolex Cables, Ltd.	18,226	88,915
	Finolex Industries, Ltd.	84,440	171,784
	Firstsource Solutions, Ltd.	78,398	119,196
*	Fortis Healthcare, Ltd.	144,946	411,981
	Gabriel India, Ltd.	24,904	35,593
	GAIL India, Ltd.	408,195	754,317
	Garware Technical Fibres, Ltd.	2,671	94,308
	Gateway Distriparks, Ltd.	32,322	88,597
*	GE T&D India, Ltd.	5,381	8,332
*	General Insurance Corp. of India	9,403	25,969
*	GFL, Ltd.	13,383	12,607
	GHCL, Ltd.	12,471	39,583
	Gillette India, Ltd.	1,132	83,889
	GlaxoSmithKline Pharmaceuticals, Ltd.	3,559	70,215
	Glenmark Pharmaceuticals, Ltd.	42,344	329,493
	Godfrey Phillips India, Ltd.	3,450	40,147
*	Godrej Consumer Products, Ltd.	28,693	267,390
*	Godrej Industries, Ltd.	12,779	87,792

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Godrej Properties, Ltd.	3,806	$69,934
	Granules India, Ltd.	70,007	315,071
	Graphite India, Ltd.	6,521	63,918
	Grasim Industries, Ltd.	61,166	1,154,781
	Great Eastern Shipping Co., Ltd. (The)	24,793	105,250
*	Greaves Cotton, Ltd.	38,261	74,633
	Greenply Industries, Ltd.	23,606	63,618
	Grindwell Norton, Ltd.	10,398	127,834
	Gujarat Alkalies & Chemicals, Ltd.	9,984	55,445
	Gujarat Ambuja Exports, Ltd.	35,446	71,715
*	Gujarat Fluorochemicals, Ltd.	13,383	143,653
	Gujarat Gas, Ltd.	45,979	329,333
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	20,095	97,602
	Gujarat Pipavav Port, Ltd.	94,018	116,507
	Gujarat State Fertilizers & Chemicals, Ltd.	40,083	50,848
	Gujarat State Petronet, Ltd.	78,663	286,540
	Gulf Oil Lubricants India, Ltd.	3,366	32,267
	Hatsun Agro Products, Ltd.	6,340	68,089
	Havells India, Ltd.	35,725	474,132
	HCL Technologies, Ltd.	186,334	2,260,592
	HDFC Asset Management Co., Ltd.	5,937	221,983
*	HDFC Bank, Ltd., ADR	4,000	281,120
*	HDFC Bank, Ltd.	235,578	4,477,877
*	HDFC Life Insurance Co., Ltd.	33,591	300,105
*	HealthCare Global Enterprises, Ltd.	498	1,210
*	HEG, Ltd.	1,450	44,555
	HeidelbergCement India, Ltd.	32,536	103,921
*	Hemisphere Properties India, Ltd.	14,629	25,796
	Heritage Foods, Ltd.	4,050	19,877
	Hero MotoCorp, Ltd.	31,442	1,195,130
	Hester Biosciences, Ltd.	451	13,507
*	HFCL, Ltd.	296,593	110,474
	Hikal, Ltd.	21,706	77,758
	HIL, Ltd.	758	36,671
	Himadri Speciality Chemical, Ltd.	39,781	23,791
	Hindalco Industries, Ltd.	392,202	1,918,735
	Hinduja Global Solutions, Ltd.	1,337	30,791
*	Hindustan Oil Exploration Co., Ltd.	7,575	10,386
	Hindustan Petroleum Corp., Ltd.	110,736	349,974
	Hindustan Unilever, Ltd.	42,908	1,358,770
	Honeywell Automation India, Ltd.	588	343,617
	Housing Development Finance Corp., Ltd.	63,222	2,070,029
*	ICICI Bank, Ltd., Sponsored ADR	106,148	1,730,212
	ICICI Lombard General Insurance Co., Ltd.	6,221	118,871
*	ICICI Prudential Life Insurance Co., Ltd.	20,157	141,809
*	IDFC First Bank, Ltd.	825,965	609,077
*	IDFC, Ltd.	368,247	261,845
*	IFB Industries, Ltd.	2,668	35,222
*	IFCI, Ltd.	304,825	44,895
	IIFL Finance, Ltd.	67,491	243,566
	IIFL Securities, Ltd.	67,491	47,512
	IIFL Wealth Management, Ltd.	9,642	148,057
	India Cements, Ltd. (The)	82,812	182,459
	India Glycols, Ltd.	2,704	17,161
*	Indiabulls Housing Finance, Ltd.	112,851	275,098
*	Indiabulls Real Estate, Ltd.	85,305	88,656
	IndiaMart InterMesh, Ltd.	1,420	152,152
*	Indian Bank	58,840	87,060
	Indian Energy Exchange, Ltd.	9,108	45,463

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indian Hotels Co., Ltd. (The)	73,768	$110,422
	Indian Hume Pipe Co., Ltd. (The)	7,493	17,285
	Indian Oil Corp., Ltd.	166,154	203,139
*	Indian Overseas Bank	301,966	63,754
	Indo Count Industries, Ltd.	24,075	42,199
	Indoco Remedies, Ltd.	4,041	17,938
	Indraprastha Gas, Ltd.	51,880	355,755
	Indus Towers, Ltd.	121,593	415,061
*	IndusInd Bank, Ltd.	30,204	379,617
*	Infibeam Avenues, Ltd.	153,562	81,150
*	Info Edge India, Ltd.	1,355	89,715
	Infosys, Ltd., Sponsored ADR	22,480	406,438
	Infosys, Ltd.	384,314	6,954,753
*	Inox Leisure, Ltd.	24,804	90,485
	Inox Wind Energy, Ltd.	1,338	2,213
*	Intellect Design Arena, Ltd.	15,315	140,629
*	InterGlobe Aviation, Ltd.	7,474	165,443
	Ipca Laboratories, Ltd.	11,605	330,214
	IRB Infrastructure Developers, Ltd.	48,779	68,621
	ITC, Ltd.	316,199	862,579
	ITD Cementation India, Ltd.	13,955	13,506
*	ITI, Ltd.	11,131	16,162
	J Kumar Infraprojects, Ltd.	13,503	33,438
*	Jagran Prakashan, Ltd.	33,725	24,434
	Jai Corp., Ltd.	9,299	10,754
*	Jammu & Kashmir Bank, Ltd. (The)	112,876	36,229
	Jamna Auto Industries, Ltd.	34,285	31,708
	JB Chemicals & Pharmaceuticals, Ltd.	11,812	222,079
	Jindal Saw, Ltd.	62,028	70,730
*	Jindal Stainless Hisar, Ltd.	23,161	50,704
*	Jindal Stainless, Ltd.	55,678	67,407
*	Jindal Steel & Power, Ltd.	200,361	1,185,593
*	JK Cement, Ltd.	10,057	382,078
	JK Lakshmi Cement, Ltd.	13,770	74,819
	JK Paper, Ltd.	31,079	58,009
	JK Tyre & Industries, Ltd.	29,960	49,232
	JM Financial, Ltd.	125,477	135,656
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,603	50,687
	JSW Energy, Ltd.	171,454	253,894
	JSW Steel, Ltd.	397,413	3,817,449
	JTEKT India, Ltd.	9,992	11,220
	Jubilant Foodworks, Ltd.	20,379	794,534
*	Jubilant Ingrevia, Ltd.	50,358	282,137
	Jubilant Pharmova, Ltd.	50,358	540,020
*	Just Dial, Ltd.	16,151	190,685
	Jyothy Labs, Ltd.	17,934	35,390
	Kajaria Ceramics, Ltd.	31,187	386,799
	Kalpataru Power Transmission, Ltd.	24,528	120,833
	Kansai Nerolac Paints, Ltd.	13,148	97,922
*	Karnataka Bank, Ltd. (The)	81,907	67,818
*	Karur Vysya Bank, Ltd. (The)	166,660	117,669
	Kaveri Seed Co., Ltd.	8,699	70,990
*	KEC International, Ltd.	38,887	210,560
	KEI Industries, Ltd.	24,931	175,607
	Kiri Industries, Ltd.	4,301	25,865
	KNR Constructions, Ltd.	30,498	82,161
*	Kotak Mahindra Bank, Ltd.	21,270	499,355
	KPIT Technologies, Ltd.	55,541	146,868
	KPR Mill, Ltd.	7,566	140,554

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KRBL, Ltd.	28,061	$69,865
	KSB, Ltd.	1,172	13,830
	L&T Finance Holdings, Ltd.	296,796	347,841
	L&T Technology Services, Ltd.	1,449	53,319
	Lakshmi Machine Works, Ltd.	669	56,158
	Larsen & Toubro Infotech, Ltd.	7,394	387,404
	Larsen & Toubro, Ltd.	69,479	1,253,858
	Laurus Labs, Ltd.	75,570	462,191
	LIC Housing Finance, Ltd.	159,000	865,693
	Linde India, Ltd.	5,728	142,135
	LT Foods, Ltd.	41,893	40,919
	Lupin, Ltd.	58,881	849,405
	LUX Industries, Ltd.	1,750	45,320
*	Magma Fincorp, Ltd.	32,944	52,706
	Mahanagar Gas, Ltd.	11,558	175,240
	Maharashtra Seamless, Ltd.	9,763	37,863
*	Mahindra & Mahindra Financial Services, Ltd.	251,810	547,047
	Mahindra & Mahindra, Ltd., GDR	2,523	25,031
	Mahindra & Mahindra, Ltd.	207,468	2,103,266
*	Mahindra CIE Automotive, Ltd.	24,191	55,407
*	Mahindra Holidays & Resorts India, Ltd.	17,870	50,984
*	Mahindra Lifespace Developers, Ltd.	10,029	67,552
	Maithan Alloys, Ltd.	1,320	14,028
	Manappuram Finance, Ltd.	252,165	505,059
*	Mangalore Refinery & Petrochemicals, Ltd.	63,805	37,089
	Marico, Ltd.	93,949	519,645
	Marksans Pharma, Ltd.	95,755	91,764
	Maruti Suzuki India, Ltd.	8,453	733,481
	MAS Financial Services, Ltd.	2,665	28,735
	Mastek, Ltd.	1,872	41,527
*	Max Financial Services, Ltd.	21,685	262,928
*	Max Healthcare Institute, Ltd.	26,636	82,031
*	Max India, Ltd.	5,381	4,790
	Mayur Uniquoters, Ltd.	5,050	29,761
	Meghmani Organics, Ltd.	40,612	77,315
	Metropolis Healthcare, Ltd.	343	11,080
	Minda Industries, Ltd.	35,942	254,296
	Mindtree, Ltd.	8,989	254,993
*	Morepen Laboratories, Ltd.	39,894	35,033
	Motherson Sumi Systems, Ltd.	350,257	1,014,100
	Motilal Oswal Financial Services, Ltd.	11,769	100,478
	Mphasis, Ltd.	29,265	696,535
	MRF, Ltd.	552	599,224
	Muthoot Finance, Ltd.	60,208	934,513
	Natco Pharma, Ltd.	32,094	385,703
	National Aluminium Co., Ltd.	202,726	175,713
	Nava Bharat Ventures, Ltd.	45,002	47,265
	Navin Fluorine International, Ltd.	1,636	75,829
	Navneet Education, Ltd.	29,594	29,822
	NBCC India, Ltd.	83,860	45,786
	NCC, Ltd.	92,182	92,381
	NESCO, Ltd.	10,419	70,222
	Nestle India, Ltd.	3,163	696,116
	NHPC, Ltd.	340,938	111,241
	Nilkamal, Ltd.	2,477	64,444
	NLC India, Ltd.	77,823	49,960
	NOCIL, Ltd.	25,360	63,074
*	NRB Bearings, Ltd.	20,064	28,929
	NTPC, Ltd.	190,910	263,435

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Oberoi Realty, Ltd.	27,900	$204,314
	Oil & Natural Gas Corp., Ltd.	131,900	191,727
	Oil India, Ltd.	38,413	63,019
*	Omaxe, Ltd.	17,826	16,789
	Oracle Financial Services Software, Ltd.	3,866	180,741
	Orient Cement, Ltd.	19,771	28,179
	Orient Refractories, Ltd.	7,743	33,018
	Page Industries, Ltd.	905	361,569
	Paisalo Digital, Ltd.	5,702	46,127
	Parag Milk Foods, Ltd.	16,313	24,537
	Persistent Systems, Ltd.	18,361	509,584
	Petronet LNG, Ltd.	314,233	1,015,388
	Pfizer, Ltd.	2,484	176,977
	Phillips Carbon Black, Ltd.	27,109	75,828
*	Phoenix Mills, Ltd. (The)	14,048	136,633
	PI Industries, Ltd.	29,390	992,972
	Pidilite Industries, Ltd.	14,480	354,152
	Piramal Enterprises, Ltd.	32,025	722,654
*	PNB Housing Finance, Ltd.	6,460	32,230
*	PNC Infratech, Ltd.	21,068	67,130
	Polyplex Corp., Ltd.	5,376	69,604
	Power Finance Corp., Ltd.	323,761	472,059
	Power Grid Corp. of India, Ltd.	147,809	439,146
	Praj Industries, Ltd.	38,085	120,334
*	Prakash Industries, Ltd.	18,220	19,741
	Prestige Estates Projects, Ltd.	54,482	199,492
*	Prism Johnson, Ltd.	20,426	35,900
	Procter & Gamble Health, Ltd.	2,147	185,486
	Procter & Gamble Hygiene & Health Care, Ltd.	1,532	280,537
	PSP Projects, Ltd.	3,321	18,484
	PTC India, Ltd.	75,922	83,524
*	Punjab National Bank	436,946	204,724
	PVR, Ltd.	14,101	215,185
*	Quess Corp., Ltd.	13,566	114,636
	Radico Khaitan, Ltd.	21,396	162,819
	Rain Industries, Ltd.	51,180	122,839
	Rajesh Exports, Ltd.	29,992	213,507
	Rallis India, Ltd.	21,200	80,803
	Ramco Cements, Ltd. (The)	29,047	385,693
	Rashtriya Chemicals & Fertilizers, Ltd.	21,284	21,028
	Ratnamani Metals & Tubes, Ltd.	2,225	58,571
*	Raymond, Ltd.	14,947	64,690
	RBL Bank, Ltd.	93,649	233,107
	REC, Ltd.	336,306	579,461
	Redington India, Ltd.	115,863	279,544
*	Relaxo Footwears, Ltd.	15,272	180,158
	Reliance Industries, Ltd., GDR	21,211	1,148,132
	Reliance Industries, Ltd.	246,575	6,629,182
*	Reliance Power, Ltd.	225,835	14,899
*	Religare Enterprises, Ltd.	14,018	16,222
	Sanofi India, Ltd.	2,471	251,298
	SBI Life Insurance Co., Ltd.	5,454	68,277
	Schaeffler India, Ltd.	1,115	78,916
*	Sequent Scientific, Ltd.	31,610	124,371
	SH Kelkar & Co., Ltd.	2,220	4,127
	Sharda Cropchem, Ltd.	9,288	37,484
*	Sheela Foam, Ltd.	649	17,908
	Shilpa Medicare, Ltd.	8,141	46,790
	Shipping Corp. of India, Ltd.	48,621	68,538

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Shoppers Stop, Ltd.	4,921	$13,202
*	Shree Cement, Ltd.	1,212	455,782
	Shriram City Union Finance, Ltd.	4,747	90,143
	Shriram Transport Finance Co., Ltd.	60,446	1,090,792
	Siemens, Ltd.	1,769	44,719
	SIS, Ltd.	3,602	17,578
	SKF India, Ltd.	3,394	102,443
	Sobha, Ltd.	22,239	145,731
	Solar Industries India, Ltd.	5,278	87,300
	Solara Active Pharma Sciences, Ltd.	2,772	56,868
	Somany Home Innovation, Ltd.	13,542	52,087
	Sonata Software, Ltd.	22,141	170,961
*	South Indian Bank, Ltd. (The)	413,283	44,258
	SRF, Ltd.	8,369	728,034
	Srikalahasthi Pipes, Ltd.	2,107	5,520
*	State Bank of India	125,690	595,899
*	State Bank of India, GDR	3,224	150,722
	Steel Authority of India, Ltd.	247,340	393,555
	Sterlite Technologies, Ltd.	45,756	141,768
	Strides Pharma Science, Ltd.	23,701	276,250
	Subros, Ltd.	10,510	42,374
	Sudarshan Chemical Industries	7,007	62,053
	Sun Pharmaceutical Industries, Ltd.	76,831	677,395
	Sun TV Network, Ltd.	39,645	290,817
	Sundaram Finance, Ltd.	3,275	109,858
	Sundaram-Clayton, Ltd.	625	26,570
	Sundram Fasteners, Ltd.	24,211	230,154
	Sunteck Realty, Ltd.	20,427	73,652
	Suprajit Engineering, Ltd.	18,045	63,243
	Supreme Industries, Ltd.	21,778	601,660
	Supreme Petrochem, Ltd.	17,029	166,479
	Surya Roshni, Ltd.	10,195	57,076
	Suven Pharmaceuticals, Ltd.	50,026	363,156
*	Suvidhaa Infoserve, Ltd.	10,084	4,622
	Swaraj Engines, Ltd.	1,454	28,732
	Symphony, Ltd.	4,435	70,177
*	Syngene International, Ltd.	16,410	122,700
	Tanla Platforms, Ltd.	2,679	31,962
	Tata Chemicals, Ltd.	51,918	552,223
	Tata Communications, Ltd.	14,629	217,346
	Tata Consultancy Services, Ltd.	66,494	2,725,051
	Tata Consumer Products, Ltd.	201,759	1,819,245
	Tata Elxsi, Ltd.	9,456	444,667
	Tata Metaliks, Ltd.	5,278	74,553
*	Tata Motors, Ltd.	668,549	2,621,186
	Tata Power Co., Ltd. (The)	213,953	284,459
*	Tata Steel Long Products, Ltd.	5,359	64,653
	Tata Steel, Ltd.	141,384	1,950,635
	TCI Express, Ltd.	4,916	58,327
	Tech Mahindra, Ltd.	170,682	2,205,119
	Techno Electric & Engineering Co., Ltd.	13,851	54,894
	Thermax, Ltd.	3,658	72,729
	Thyrocare Technologies, Ltd.	5,937	82,280
	Tide Water Oil Co India, Ltd.	261	15,723
	Time Technoplast, Ltd.	12,919	13,148
	Timken India, Ltd.	5,879	111,034
	Tinplate Co. of India, Ltd. (The)	13,266	35,317
	Titan Co., Ltd.	46,986	943,353
	Torrent Pharmaceuticals, Ltd.	11,562	390,422

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Torrent Power, Ltd.	36,474	$194,691
	Transport Corp. of India, Ltd.	11,637	41,351
*	Trident, Ltd.	504,510	93,475
*	Triveni Engineering & Industries, Ltd.	34,851	57,875
*	Triveni Turbine, Ltd.	34,210	46,768
	TTK Prestige, Ltd.	901	89,769
	Tube Investments of India, Ltd.	34,439	572,664
	TV Today Network, Ltd.	9,445	36,208
*	TV18 Broadcast, Ltd.	190,935	87,341
	TVS Motor Co., Ltd.	26,132	222,329
	TVS Srichakra, Ltd.	1,157	28,168
*	UCO Bank	227,991	33,769
	Uflex, Ltd.	15,054	81,916
	UltraTech Cement, Ltd.	7,737	652,048
*	Union Bank of India	266,697	121,100
	United Breweries, Ltd.	2,254	36,924
*	United Spirits, Ltd.	60,316	421,054
	UPL, Ltd.	245,772	2,006,516
*	Usha Martin, Ltd.	24,809	16,077
*	VA Tech Wabag, Ltd.	11,864	39,678
	Vaibhav Global, Ltd.	2,986	167,901
	Vakrangee, Ltd.	74,772	51,375
*	Vardhman Textiles, Ltd.	7,337	117,290
	Varun Beverages, Ltd.	10,330	133,025
	Vedanta, Ltd., ADR	28,241	388,037
*	Venky’s India, Ltd.	2,499	52,278
	Vesuvius India, Ltd.	1,061	14,957
*	V-Guard Industries, Ltd.	24,622	74,496
	Vinati Organics, Ltd.	11,500	262,707
	Vindhya Telelinks, Ltd.	1,145	12,475
*	V-Mart Retail, Ltd.	800	28,893
*	Vodafone Idea, Ltd.	1,828,064	205,335
*	VRL Logistics, Ltd.	11,268	33,026
	VST Industries, Ltd.	1,793	78,135
	Welspun Corp., Ltd.	36,901	70,552
	Welspun Enterprises, Ltd.	15,445	21,307
	Welspun India, Ltd.	156,632	167,832
	West Coast Paper Mills, Ltd.	12,018	33,030
	Whirlpool of India, Ltd.	4,838	144,603
	Wipro, Ltd.	152,360	1,007,152
*	Wockhardt, Ltd.	13,260	91,824
*	Yes Bank, Ltd.	494,114	97,235
	Zee Entertainment Enterprises, Ltd.	252,028	628,012
	Zensar Technologies, Ltd.	25,706	91,981

TOTAL INDIA			157,628,467

INDONESIA — (0.5%)
	Ace Hardware Indonesia Tbk PT	1,935,200	198,194
	Adaro Energy Tbk PT	9,821,400	844,495
	Adhi Karya Persero Tbk PT	461,787	36,884
*	Agung Semesta Sejahtera Tbk PT	358,500	1,241
	AKR Corporindo Tbk PT	640,000	144,584
*	Alam Sutera Realty Tbk PT	5,254,900	71,933
	Aneka Tambang Tbk	2,901,820	497,870
*	Armidian Karyatama Tbk PT	230,900	150
	Arwana Citramulia Tbk PT	232,600	11,917
	Astra Agro Lestari Tbk PT	197,889	127,583
	Astra International Tbk PT	2,847,300	1,082,074
	Astra Otoparts Tbk PT	118,200	9,568

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Astrindo Nusantara Infrastructure Tbk PT	3,406,400	$11,791
*	Asuransi Maximus Graha Persada Tbk PT	245,400	15,454
	Bank BTPN Syariah Tbk PT	186,200	42,057
*	Bank Bukopin Tbk	2,664,000	86,955
*	Bank Capital Indonesia Tbk PT	322,200	9,769
	Bank Central Asia Tbk PT	510,500	1,130,125
	Bank Danamon Indonesia Tbk PT	627,263	112,745
	Bank Mandiri Persero Tbk PT	1,414,918	602,417
	Bank Maybank Indonesia Tbk PT	2,543,000	69,305
	Bank Negara Indonesia Persero Tbk PT	1,466,520	577,190
*	Bank Pan Indonesia Tbk PT	1,316,000	81,900
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,163,400	111,786
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,666,800	93,938
	Bank Rakyat Indonesia Persero Tbk PT	6,638,000	1,857,544
	Bank Tabungan Negara Persero Tbk PT	1,267,041	139,072
*	Barito Pacific Tbk PT	13,954,000	964,679
	Bayan Resources Tbk PT	16,000	16,106
*	Bekasi Fajar Industrial Estate Tbk PT	2,056,600	21,481
	BFI Finance Indonesia Tbk PT	778,700	36,364
	BISI International Tbk PT	468,500	37,449
*	Blue Bird Tbk PT	54,200	5,120
*	Buana Lintas Lautan Tbk PT	2,625,600	55,985
	Bukit Asam Tbk PT	1,560,500	255,360
*	Bumi Serpong Damai Tbk PT	2,092,800	170,083
*	Bumi Teknokultura Unggul Tbk PT	2,300,800	7,964
	Charoen Pokphand Indonesia Tbk PT	1,071,100	522,208
	Ciputra Development Tbk PT	5,847,371	460,179
*	Citra Marga Nusaphala Persada Tbk PT	775,750	106,206
*	Delta Dunia Makmur Tbk PT	3,705,200	94,177
*	Eagle High Plantations Tbk PT	4,587,600	36,463
	Elnusa Tbk PT	1,952,600	47,950
*	Erajaya Swasembada Tbk PT	3,130,500	132,060
*	FKS Food Sejahtera Tbk PT	839,100	16,824
*	Gajah Tunggal Tbk PT	674,600	42,291
*	Gudang Garam Tbk PT	151,400	378,036
*	Hanson International Tbk PT	19,060,700	12,371
	Indah Kiat Pulp & Paper Corp. Tbk PT	980,300	615,997
	Indika Energy Tbk PT	1,022,000	100,270
	Indo Tambangraya Megah Tbk PT	163,000	133,738
	Indocement Tunggal Prakarsa Tbk PT	66,000	58,611
	Indofood CBP Sukses Makmur Tbk PT	279,300	168,136
	Indofood Sukses Makmur Tbk PT	1,536,200	692,897
*	Indo-Rama Synthetics Tbk PT	40,300	10,594
*	Indosat Tbk PT	272,050	123,636
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,573,400	141,571
*	Inovisi Infracom Tbk PT	7,778	0
*	Integra Indocabinet Tbk PT	188,300	10,417
*	Inti Agri Resources Tbk PT	473,600	307
*	Intiland Development Tbk PT	3,125,700	39,548
	Japfa Comfeed Indonesia Tbk PT	2,168,300	316,152
	Jasa Marga Persero Tbk PT	367,226	105,361
	Jaya Real Property Tbk PT	932,000	36,109
	Kalbe Farma Tbk PT	4,283,900	426,984
*	Kapuas Prima Coal Tbk PT	1,985,300	19,916
*	Kawasan Industri Jababeka Tbk PT	5,953,389	73,267
*	KMI Wire & Cable Tbk PT	964,700	23,218
*	Krakatau Steel Persero Tbk PT	2,016,837	87,739
*	Kresna Graha Investama Tbk PT	4,311,200	44,481
	Link Net Tbk PT	368,200	101,852

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Lippo Cikarang Tbk PT	848,155	$80,243
*	Lippo Karawaci Tbk PT	15,212,495	225,038
*	Malindo Feedmill Tbk PT	473,600	29,473
*	Matahari Department Store Tbk PT	501,000	62,338
	Mayora Indah Tbk PT	2,753,725	468,858
*	Medco Energi Internasional Tbk PT	5,130,532	236,591
*	Media Nusantara Citra Tbk PT	2,591,200	175,595
*	Merdeka Copper Gold Tbk PT	1,005,200	181,822
	Metrodata Electronics Tbk PT	295,300	33,725
*	Mitra Adiperkasa Tbk PT	4,108,300	227,460
	Mitra Keluarga Karyasehat Tbk PT	626,600	113,554
*	MNC Investama Tbk PT	7,367,100	27,575
*	MNC Land Tbk PT	6,461,900	49,173
*	MNC Vision Networks Tbk PT	1,228,500	20,242
	Nippon Indosari Corpindo Tbk PT	323,700	31,829
	Pabrik Kertas Tjiwi Kimia Tbk PT	253,000	174,214
*	Pacific Strategic Financial Tbk PT	553,200	28,149
*	Pakuwon Jati Tbk PT	4,335,300	158,862
*	Panin Financial Tbk PT	8,949,500	119,489
*	Paninvest Tbk PT	148,100	8,096
	Perusahaan Gas Negara Tbk PT	1,770,400	149,685
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,560,700	140,769
*	Pool Advista Indonesia Tbk PT	91,300	59
	PP Persero Tbk PT	1,508,154	126,984
	Puradelta Lestari Tbk PT	2,214,800	37,043
	Ramayana Lestari Sentosa Tbk PT	1,111,824	59,613
*	Rimo International Lestari Tbk PT	3,756,500	2,438
*	Salim Ivomas Pratama Tbk PT	1,950,400	77,536
	Sarana Menara Nusantara Tbk PT	2,868,600	226,261
*	Sariguna Primatirta Tbk PT	541,800	17,255
*	Sawit Sumbermas Sarana Tbk PT	1,534,600	98,731
*	Sekawan Intipratama Tbk PT	1,471,800	0
	Selamat Sempurna Tbk PT	576,100	52,446
	Semen Baturaja Persero Tbk PT	772,600	43,492
	Semen Indonesia Persero Tbk PT	433,400	312,319
*	Siloam International Hospitals Tbk PT	132,431	76,324
	Sri Rejeki Isman Tbk PT	4,830,100	53,102
	Sumber Alfaria Trijaya Tbk PT	987,600	64,932
*	Summarecon Agung Tbk PT	3,716,100	248,845
*	Surya Citra Media Tbk PT	1,579,700	171,962
*	Surya Esa Perkasa Tbk PT	1,124,200	29,866
	Surya Semesta Internusa Tbk PT	1,861,600	57,919
	Telkom Indonesia Persero Tbk PT	915,700	202,319
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	12,307	271,492
	Tempo Scan Pacific Tbk PT	206,900	21,122
*	Timah Tbk PT	1,442,756	172,154
*	Tiphone Mobile Indonesia Tbk PT	784,500	1,232
	Tower Bersama Infrastructure Tbk PT	2,483,000	478,704
*	Trada Alam Minera Tbk PT	5,604,000	3,637
	Transcoal Pacific Tbk PT	35,900	17,944
*	Truba Alam Manuggal Engineering PT	2,841,000	0
	Tunas Baru Lampung Tbk PT	1,270,400	77,686
	Tunas Ridean Tbk PT	537,500	46,142
	Ultrajaya Milk Industry & Trading Co. Tbk PT	148,000	16,489
	Unilever Indonesia Tbk PT	578,000	239,913
	United Tractors Tbk PT	608,824	891,069
*	Vale Indonesia Tbk PT	786,700	250,254
	Waskita Beton Precast Tbk PT	5,424,200	75,749
	Waskita Karya Persero Tbk PT	1,328,763	101,940

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Wijaya Karya Bangunan Gedung Tbk PT	497,000	$7,013
	Wijaya Karya Beton Tbk PT	1,962,100	40,689
	Wijaya Karya Persero Tbk PT	1,429,459	142,142
	XL Axiata Tbk PT	1,564,900	225,730

TOTAL INDONESIA			22,502,025

IRELAND — (0.6%)
*	AIB Group P.L.C.	184,614	539,343
*	Bank of Ireland Group P.L.C.	356,156	2,087,013
*	Cairn Homes P.L.C.	90,244	117,398
	CRH P.L.C.	1,971	93,000
	CRH P.L.C., Sponsored ADR	186,326	8,807,630
*	Datalex P.L.C.	10,864	6,783
*	FBD Holdings P.L.C.	7,366	69,474
*	Flutter Entertainment P.L.C.	19,268	3,927,976
*	Flutter Entertainment P.L.C.	14,185	2,906,714
	Glanbia P.L.C.	21,790	320,555
*	Irish Continental Group P.L.C.	57,400	313,907
	Kerry Group P.L.C., Class A	6,479	839,819
	Kingspan Group P.L.C.	30,102	2,677,423
*	Permanent TSB Group Holdings P.L.C.	11,387	18,603
	Smurfit Kappa Group P.L.C.	79,937	4,086,400

TOTAL IRELAND			26,812,038

ISRAEL — (0.5%)
	Afcon Holdings, Ltd.	277	16,870
*	AFI Properties, Ltd.	4,877	202,516
*	Airport City, Ltd.	17,648	293,050
*	Allot, Ltd.	3,308	61,151
#*	Alrov Properties and Lodgings, Ltd.	2,753	144,164
#	Arad, Ltd.	2,321	32,495
	Ashtrom Group, Ltd.	7,575	163,110
	AudioCodes, Ltd.	2,046	61,729
*	Avgol Industries 1953, Ltd.	26,233	23,915
*	Azorim-Investment Development & Construction Co., Ltd.	18,629	76,834
	Azrieli Group, Ltd.	1,037	72,767
*	Bank Hapoalim BM	105,498	838,457
	Bank Leumi Le-Israel BM	265,551	1,864,097
	Bayside Land Corp., Ltd.	38,100	349,112
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,426	31,757
*	Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	288,294
#*	Big Shopping Centers, Ltd.	1,289	155,334
	Blue Square Real Estate, Ltd.	1,706	125,268
*	Camtek, Ltd.	5,451	187,527
	Carasso Motors, Ltd.	11,769	61,251
*	Cellcom Israel, Ltd.	27,071	104,663
*	Cellcom Israel, Ltd.	11,977	45,692
*	Ceragon Networks, Ltd.	16,269	55,477
*	Clal Insurance Enterprises Holdings, Ltd.	11,416	205,266
	Danel Adir Yeoshua, Ltd.	1,587	276,304
	Delek Automotive Systems, Ltd.	14,896	184,165
*	Delek Group, Ltd.	1,164	50,811
	Delta-Galil Industries, Ltd.	7,386	202,569
	Dor Alon Energy in Israel 1988, Ltd.	1,389	35,739
	Duniec Brothers, Ltd.	324	13,874
	Elbit Systems, Ltd.	2,679	367,400
	Elbit Systems, Ltd.	1,800	246,708
	Electra Consumer Products 1970, Ltd.	5,785	270,891

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Electra Real Estate, Ltd.	1,342	$12,523
	Electra, Ltd.	1,001	554,480
#	Energix-Renewable Energies, Ltd.	20,253	79,397
*	Equital, Ltd.	10,987	286,396
	First International Bank Of Israel, Ltd.	19,943	608,071
	FMS Enterprises Migun, Ltd.	917	26,822
	Formula Systems 1985, Ltd.	5,389	515,821
	Fox Wizel, Ltd.	6,475	749,162
	Gilat Satellite Networks, Ltd.	11,636	119,286
#	Hadera Paper, Ltd.	3,184	223,416
	Harel Insurance Investments & Financial Services, Ltd.	49,434	517,741
	Hilan, Ltd.	5,686	296,875
	ICL Group, Ltd.	64,027	409,685
	IDI Insurance Co., Ltd.	2,159	83,464
	Inrom Construction Industries, Ltd.	21,650	114,863
	Isracard, Ltd.	13,588	50,759
#	Israel Canada T.R, Ltd.	36,509	138,318
	Israel Discount Bank, Ltd., Class A	343,985	1,548,483
	Israel Land Development - Urban Renewal, Ltd.	3,565	46,335
	Isras Investment Co., Ltd.	181	39,507
*	Kamada, Ltd.	6,921	42,148
	Kenon Holdings, Ltd.	3,303	108,762
	Kerur Holdings, Ltd.	2,125	63,988
	Klil Industries, Ltd.	429	44,788
	Magic Software Enterprises, Ltd.	1,400	22,946
	Malam - Team, Ltd.	2,313	75,356
	Matrix IT, Ltd.	14,912	392,384
	Maytronics, Ltd.	19,155	390,043
	Mediterranean Towers, Ltd.	10,551	32,279
	Mega Or Holdings, Ltd.	2,452	81,153
*	Mehadrin, Ltd.	269	12,257
	Meitav Dash Investments, Ltd.	13,800	80,800
	Menora Mivtachim Holdings, Ltd.	10,796	235,553
*	Migdal Insurance & Financial Holdings, Ltd.	181,872	216,657
	Mivne Real Estate KD, Ltd.	36,210	99,308
	Mizrahi Tefahot Bank, Ltd.	34,413	967,230
*	Naphtha Israel Petroleum Corp., Ltd.	24,518	115,372
	Nawi Brothers, Ltd.	3,149	21,726
	Neto ME Holdings, Ltd.	679	27,682
*	Nice, Ltd., Sponsored ADR	5,031	1,213,628
*	Nova Measuring Instruments, Ltd.	5,678	544,822
*	Oil Refineries, Ltd.	977,915	269,093
	One Software Technologies, Ltd.	1,100	137,815
#*	OPC Energy, Ltd.	11,730	117,155
*	Partner Communications Co., Ltd.	81,126	353,196
	Paz Oil Co., Ltd.	3,442	379,189
*	Perion Network, Ltd.	3,394	58,680
	Phoenix Holdings, Ltd. (The)	50,044	444,347
	Plasson Industries, Ltd.	1,457	76,780
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,827	198,079
*	Rapac Communication & Infrastructure, Ltd.	1,408	13,631
	Scope Metals Group, Ltd.	4,129	119,094
	Shapir Engineering and Industry, Ltd.	30,549	218,692
*	Shikun & Binui, Ltd.	121,036	812,295
	Shufersal, Ltd.	31,507	254,984
	Strauss Group, Ltd.	9,128	266,663
*	Suny Cellular Communication, Ltd.	38,947	14,033
	Tadiran Holdings, Ltd.	1,501	162,882
	Telsys	265	12,613

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	62,512	$668,878
*	Tower Semiconductor, Ltd.	17,304	489,703
*	Tower Semiconductor, Ltd.	4,323	124,792
	YH Dimri Construction & Development, Ltd.	1,486	88,280

TOTAL ISRAEL			23,600,417

ITALY — (1.8%)
	A2A SpA	757,223	1,481,106
	ACEA SpA	27,830	631,852
#*	Aeffe SpA	11,360	16,792
*	Amplifon SpA	46,732	1,972,334
	Anima Holding SpA	99,501	514,022
*	Arnoldo Mondadori Editore SpA	71,829	135,272
	Ascopiave SpA	6,261	30,515
*	Assicurazioni Generali SpA	135,535	2,712,926
#*	Atlantia SpA	27,083	527,980
#*	Autogrill SpA	44,910	371,738
	Autostrade Meridionali SpA	305	9,838
	Azimut Holding SpA	48,194	1,153,064
*	Banca Carige SpA	289	97
*	Banca Generali SpA	17,997	688,119
*	Banca IFIS SpA	8,342	114,009
*	Banca Mediolanum SpA	25,626	239,102
#*	Banca Monte dei Paschi di Siena SpA	3,026	4,133
*	Banca Popolare di Sondrio SCPA	206,084	866,470
	Banca Profilo SpA	61,003	16,825
*	Banca Sistema SpA	22,699	56,754
#	Banco BPM SpA	619,766	1,762,736
	Banco di Desio e della Brianza SpA	12,951	44,501
	BasicNet SpA	4,623	25,387
	Be Shaping The Future SpA	49,166	90,358
	BFF Bank SpA	52,093	466,422
*	Biesse SpA	3,608	106,135
*	BPER Banca	484,932	1,104,924
#*	Brunello Cucinelli SpA	11,270	573,680
	Buzzi Unicem SpA	18,323	488,892
*	Cairo Communication SpA	36,924	79,258
*	Carraro SpA	8,063	22,972
	Cementir Holding NV	22,837	254,843
*	Cerved Group SpA	71,833	842,660
*	CIR SpA-Compagnie Industriali	319,509	180,390
	CNH Industrial NV	187,473	2,782,955
*	Credito Emiliano SpA	34,872	215,273
*	d’Amico International Shipping SA	132,518	16,072
	Danieli & C Officine Meccaniche SpA	6,354	101,774
	Danieli & C Officine Meccaniche SpA	6,446	158,166
	Davide Campari-Milano NV	9,952	117,438
	De’ Longhi SpA	9,505	415,463
	DiaSorin SpA	8,023	1,362,606
*	Elica SpA	4,280	17,694
*	Emak SpA	29,309	48,922
	Enel SpA	443,184	4,400,518
	Eni SpA	240,642	2,866,261
	ERG SpA	26,974	806,332
*	Esprinet SpA	4,419	71,577
*	Eurotech SpA	5,643	34,606
*	Faurecia SE	2,213	119,725
	Ferrari NV	2,484	532,200
	Fiera Milano SpA	7,744	33,973

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Fila SpA	6,803	$77,807
#*	Fincantieri SpA	66,621	51,390
*	FinecoBank Banca Fineco SpA	148,576	2,555,476
*	FNM SpA	64,413	51,060
*	Freni Brembo SpA	38,604	480,440
	Gruppo MutuiOnline SpA	12,607	677,632
	Hera SpA	344,254	1,385,295
*	Illimity Bank SpA	14,663	171,500
*	IMMSI SpA	154,940	86,752
	Infrastrutture Wireless Italiane SpA	14,057	164,010
	Interpump Group SpA	27,208	1,448,280
*	Intesa Sanpaolo SpA	1,524,814	4,251,047
	Iren SpA	215,090	641,998
	Italgas SpA	140,802	918,286
#*	Juventus Football Club SpA	197,124	173,005
	La Doria SpA	4,431	91,153
	Leonardo SpA	132,621	1,082,275
	LU-VE SpA	1,368	25,094
	Maire Tecnimont SpA	57,102	182,678
*	Mediaset SpA	308,562	985,269
*	Mediobanca Banca di Credito Finanziario SpA	187,570	2,118,509
*	Moncler SpA	37,464	2,296,185
*	OVS SpA	87,500	176,543
	Piaggio & C SpA	120,217	465,563
*	Pirelli & C SpA	57,201	321,393
	Poste Italiane SpA	113,376	1,484,220
*	Prima Industrie SpA	2,367	59,461
	Prysmian SpA	28,368	887,537
	RAI Way SpA	25,222	148,064
	Recordati Industria Chimica e Farmaceutica SpA	27,985	1,541,933
	Reno de Medici SpA	121,336	152,609
	Reply SpA	4,940	671,599
*	Rizzoli Corriere Della Sera Mediagroup SpA	34,455	29,594
	Sabaf SpA	1,357	36,716
#	Saipem SpA	240,570	554,685
#*	Saras SpA	216,134	149,067
	Servizi Italia SpA	5,016	13,509
*	Sesa SpA	1,443	200,152
	Snam SpA	68,512	385,520
*	Societa Cattolica di Assicurazioni SC	15,329	90,864
*	Sogefi SpA	33,393	56,728
	SOL SpA	10,344	205,093
	Stellantis NV BMD8F9905	394,373	6,541,847
	Stellantis NV BMD8KX906	129,958	2,153,340
	Stellantis NV N82405106	215,180	3,565,533
*	Technogym SpA	37,737	505,547
	Telecom Italia SpA	2,896,369	1,587,993
	Telecom Italia SpA, Sponsored ADR	48,868	269,263
	Tenaris SA, ADR	6,454	137,986
	Terna Rete Elettrica Nazionale SpA	183,955	1,356,015
*	Tinexta S.p.A	7,970	239,251
	UniCredit SpA	249,217	2,559,952
*	Unieuro SpA	4,908	142,630
*	Unipol Gruppo SpA	174,961	956,183
	UnipolSai Assicurazioni SpA	195,106	605,923
#	Webuild SpA	30,099	64,826
	Zignago Vetro SpA	9,750	201,030

TOTAL ITALY			80,120,971

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (14.4%)
	77 Bank, Ltd. (The)	24,200	$303,938
#	A&A Material Corp.	1,800	16,427
	A&D Co., Ltd.	10,900	129,122
	ABC-Mart, Inc.	1,500	80,371
	Abist Co., Ltd.	2,200	59,454
	Achilles Corp.	5,500	70,250
	Acom Co., Ltd.	20,700	88,977
	AD Works Group Co., Ltd.	8,180	12,115
	Adastria Co., Ltd.	17,480	296,821
	ADEKA Corp.	39,600	770,676
	Ad-sol Nissin Corp.	1,900	46,522
	Advan Co., Ltd.	4,400	37,498
	Advance Create Co., Ltd.	2,600	25,071
	Advantage Risk Management Co., Ltd.	2,100	13,766
	Advantest Corp.	25,700	2,429,550
	Adventure, Inc.	600	34,100
	Aeon Co., Ltd.	83,505	2,278,760
	Aeon Delight Co., Ltd.	10,000	305,115
	Aeon Fantasy Co., Ltd.	5,400	99,050
	AEON Financial Service Co., Ltd.	45,400	516,805
	Aeon Hokkaido Corp.	9,100	89,941
	Aeon Mall Co., Ltd.	20,280	321,937
#	Aeria, Inc.	8,800	49,295
	AFC-HD AMS Life Science Co., Ltd.	3,500	32,076
	AGC, Inc.	37,900	1,728,213
	Agro-Kanesho Co., Ltd.	800	10,572
	Ahresty Corp.	9,700	41,391
	Ai Holdings Corp.	7,100	135,548
	Aica Kogyo Co., Ltd.	8,900	315,883
	Aichi Bank, Ltd. (The)	3,100	79,288
	Aichi Steel Corp.	5,000	153,017
	Aichi Tokei Denki Co., Ltd.	1,400	53,769
	Aida Engineering, Ltd.	18,200	153,002
	Aiful Corp.	66,900	192,473
	Ain Holdings, Inc.	15,100	838,108
	Ainavo Holdings Co., Ltd.	1,300	13,137
	Air Water, Inc.	73,000	1,207,473
	Airport Facilities Co., Ltd.	9,700	53,898
	Aisan Industry Co., Ltd.	19,700	139,341
	Aisin Corp.	31,462	1,210,968
	Ajinomoto Co., Inc.	85,100	1,701,869
	Ajis Co., Ltd.	1,600	53,816
	Akatsuki Corp.	4,000	12,759
	Akatsuki, Inc.	1,900	69,644
*	Akebono Brake Industry Co., Ltd.	23,100	38,975
	Akita Bank, Ltd. (The)	6,300	79,193
	Albis Co., Ltd.	2,100	45,409
	Alconix Corp.	12,700	174,749
	Alfresa Holdings Corp.	30,000	537,771
	Alinco, Inc.	7,800	71,272
	Alleanza Holdings Co., Ltd.	4,900	54,436
	Alpen Co., Ltd.	8,500	181,271
	Alpha Corp.	2,600	28,327
	Alps Alpine Co., Ltd.	60,400	731,850
	Alps Logistics Co., Ltd.	5,100	43,608
	Altech Corp.	5,610	102,967
	Amada Co., Ltd.	76,400	828,665
	Amano Corp.	15,300	415,699
	Amiyaki Tei Co., Ltd.	2,300	59,117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	ANA Holdings, Inc.	5,100	$117,087
	Anabuki Kosan, Inc.	1,900	35,628
	Anest Iwata Corp.	7,400	66,024
*	Anicom Holdings, Inc.	5,500	51,121
	Anritsu Corp.	11,000	213,725
	AOI TYO Holdings, Inc.	10,554	59,064
	AOKI Holdings, Inc.	15,800	87,794
	Aomori Bank, Ltd. (The)	7,900	165,096
#*	Aoyama Trading Co., Ltd.	20,500	155,025
	Aoyama Zaisan Networks Co., Ltd.	2,900	41,377
	Aozora Bank, Ltd.	33,300	716,979
	Apaman Co., Ltd.	3,400	18,299
	Arakawa Chemical Industries, Ltd.	6,500	71,801
	Arata Corp.	5,400	219,619
	Arcland Sakamoto Co., Ltd.	12,100	165,130
	Arcland Service Holdings Co., Ltd.	5,000	99,953
	Arcs Co., Ltd.	15,900	342,164
	Ardepro Co., Ltd.	22,200	10,974
#	Arealink Co., Ltd.	3,200	36,781
	Argo Graphics, Inc.	1,300	36,531
	Ariake Japan Co., Ltd.	1,800	104,207
	ARTERIA Networks Corp.	2,600	36,888
	ArtSpark Holdings, Inc.	2,900	73,120
*	Aruhi Corp.	3,500	56,482
	As One Corp.	1,000	124,859
	Asahi Group Holdings, Ltd.	38,300	1,601,440
	Asahi Holdings, Inc.	39,400	795,898
	Asahi Intecc Co., Ltd.	28,200	759,056
	Asahi Kasei Corp.	257,400	2,711,575
	Asahi Kogyosha Co., Ltd.	1,900	49,712
	Asahi Net, Inc.	4,300	28,305
	Asahi Yukizai Corp.	4,900	61,170
	Asanuma Corp.	3,600	146,366
	Asax Co., Ltd.	2,000	12,550
*	Ashimori Industry Co., Ltd.	3,300	30,693
	Asia Pile Holdings Corp.	11,800	54,892
	Asics Corp.	6,200	98,516
	ASKA Pharmaceutical Holdings Co., Ltd.	11,400	143,275
	ASKUL Corp.	4,600	168,273
	Astellas Pharma, Inc.	173,900	2,617,380
	Asti Corp.	800	15,892
	Ateam, Inc.	3,800	61,075
	Atom Corp.	34,300	235,514
*	Atrae, Inc.	1,600	24,606
	Autobacs Seven Co., Ltd.	15,500	207,642
	Avant Corp.	6,000	97,792
	Avantia Co., Ltd.	4,800	39,828
	Avex, Inc.	8,600	117,661
	Awa Bank, Ltd. (The)	14,100	284,542
	Axial Retailing, Inc.	9,600	383,935
	Azbil Corp.	9,900	399,735
	Bandai Namco Holdings, Inc.	16,100	1,181,433
	Bando Chemical Industries, Ltd.	15,300	99,911
	Bank of Iwate, Ltd. (The)	5,600	104,066
#	Bank of Kochi, Ltd. (The)	4,400	33,229
	Bank of Kyoto, Ltd. (The)	15,200	816,575
	Bank of Nagoya, Ltd. (The)	4,800	119,408
	Bank of Okinawa, Ltd. (The)	8,380	205,537
	Bank of Saga, Ltd. (The)	5,901	73,099

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bank of the Ryukyus, Ltd.	16,200	$103,968
	Baroque Japan, Ltd.	8,400	57,947
	BayCurrent Consulting, Inc.	6,800	1,854,304
	Beauty Garage, Inc.	1,200	40,030
	Belc Co., Ltd.	6,000	318,427
	Bell System24 Holdings, Inc.	16,300	246,037
	Belluna Co., Ltd.	21,200	224,356
	Benefit One, Inc.	20,200	506,822
	Benesse Holdings, Inc.	6,800	150,156
	BeNEXT Group, Inc.	19,669	256,720
*	Bengo4.com, Inc.	1,100	93,518
	Bic Camera, Inc.	31,500	325,146
	BML, Inc.	9,100	314,820
	Bookoff Group Holdings, Ltd.	3,500	31,414
	BP Castrol K.K.	3,500	44,824
#	Br Holdings Corp.	6,300	32,379
	Bridgestone Corp.	86,100	3,450,727
	Broadleaf Co., Ltd.	31,200	156,331
	Brother Industries, Ltd.	74,000	1,569,030
	Bunka Shutter Co., Ltd.	25,000	218,854
	Business Brain Showa-Ota, Inc.	1,400	24,061
	Business Engineering Corp.	400	12,640
	C Uyemura & Co., Ltd.	1,200	82,583
	Calbee, Inc.	16,500	395,745
	Can Do Co., Ltd.	1,500	29,589
	Canon Electronics, Inc.	7,200	115,133
	Canon Marketing Japan, Inc.	14,200	342,818
	Canon, Inc.	46,100	1,096,264
	Capcom Co., Ltd.	37,600	1,219,857
	Career Design Center Co., Ltd.	1,300	12,489
	Carlit Holdings Co., Ltd.	8,000	51,228
	Casio Computer Co., Ltd.	25,800	456,821
	Cawachi, Ltd.	5,600	120,460
	CDS Co., Ltd.	1,300	18,109
	Central Glass Co., Ltd.	15,400	317,509
	Central Japan Railway Co.	6,400	937,675
	Central Security Patrols Co., Ltd.	1,900	50,947
	Central Sports Co., Ltd.	3,500	75,792
*	Change, Inc.	5,800	177,866
	Charm Care Corp. KK	1,400	15,617
	Chiba Bank, Ltd. (The)	81,900	512,138
	Chiba Kogyo Bank, Ltd. (The)	20,700	49,868
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,800	117,547
	Chino Corp.	2,200	26,368
	Chiyoda Co., Ltd.	6,800	54,513
	Chodai Co., Ltd.	3,100	48,857
	Chori Co., Ltd.	4,400	60,461
	Chubu Electric Power Co., Inc.	35,600	431,415
	Chubu Shiryo Co., Ltd.	8,300	103,569
*	Chuetsu Pulp & Paper Co., Ltd.	11,700	130,339
	Chugai Pharmaceutical Co., Ltd.	22,100	829,521
	Chugai Ro Co., Ltd.	2,700	52,500
	Chugoku Bank, Ltd. (The)	55,200	436,991
	Chugoku Electric Power Co., Inc. (The)	31,100	348,063
	Chugoku Marine Paints, Ltd.	19,100	172,191
	Chukyo Bank, Ltd. (The)	4,300	65,776
	CI Takiron Corp.	19,000	118,060
	Citizen Watch Co., Ltd.	119,300	401,420
	CK-San-Etsu Co., Ltd.	800	26,550

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cleanup Corp.	9,900	$48,255
	CMIC Holdings Co., Ltd.	7,700	112,695
*	CMK Corp.	21,000	84,108
	Coca-Cola Bottlers Japan Holdings, Inc.	24,913	398,628
#	cocokara fine, Inc.	4,900	332,249
	Colowide Co., Ltd.	18,100	304,573
	Computer Engineering & Consulting, Ltd.	12,800	158,501
	COMSYS Holdings Corp.	18,000	558,829
	Comture Corp.	8,200	198,357
	Concordia Financial Group, Ltd.	167,024	627,925
	CONEXIO Corp.	12,800	162,538
	Core Corp.	1,100	15,543
	Cosel Co., Ltd.	6,300	61,214
	Cosmo Energy Holdings Co., Ltd.	35,400	758,298
	Cosmos Initia Co., Ltd.	2,200	9,267
	Cosmos Pharmaceutical Corp.	4,200	602,813
	Create Medic Co., Ltd.	2,900	26,654
*	Create Restaurants Holdings, Inc.	31,400	223,580
	Create SD Holdings Co., Ltd.	13,600	412,379
	Credit Saison Co., Ltd.	52,100	600,635
	Creek & River Co., Ltd.	3,500	49,781
	Cresco, Ltd.	4,000	60,583
	CTI Engineering Co., Ltd.	5,800	131,015
	CTS Co., Ltd.	9,600	74,368
	Curves Holdings Co., Ltd.	16,100	121,330
	CyberAgent, Inc.	64,800	1,329,854
	Cybernet Systems Co., Ltd.	2,100	16,363
#	Cybozu, Inc.	5,400	123,011
	Dai Nippon Printing Co., Ltd.	31,500	624,178
	Dai Nippon Toryo Co., Ltd.	11,300	88,421
	Daibiru Corp.	10,500	122,837
	Daicel Corp.	92,100	711,659
	Dai-Dan Co., Ltd.	2,900	72,507
	Daido Kogyo Co., Ltd.	3,211	24,995
	Daido Metal Co., Ltd.	20,900	106,483
	Daido Steel Co., Ltd.	14,800	702,209
	Daifuku Co., Ltd.	11,100	1,097,150
	Daihatsu Diesel Manufacturing Co., Ltd.	7,200	32,842
	Daihen Corp.	7,600	332,185
	Daiho Corp.	5,400	195,484
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,388
	Daiichi Jitsugyo Co., Ltd.	4,000	154,245
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,600	139,474
	Dai-ichi Life Holdings, Inc.	64,900	1,171,903
	Daiichi Sankyo Co., Ltd.	10,200	260,512
	Daiichikosho Co., Ltd.	13,300	496,068
	Daiken Corp.	6,500	122,594
	Daiken Medical Co., Ltd.	4,400	22,658
	Daiki Aluminium Industry Co., Ltd.	14,600	130,231
	Daikin Industries, Ltd.	11,700	2,360,062
	Daikoku Denki Co., Ltd.	2,900	24,299
	Daikokutenbussan Co., Ltd.	3,100	231,615
	Daikyonishikawa Corp.	24,300	167,848
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	103,465
	Daio Paper Corp.	35,900	588,760
*	Daiohs Corp.	2,300	20,717
	Daiseki Co., Ltd.	8,300	312,794
	Daiseki Eco. Solution Co., Ltd.	3,240	29,776
	Daishi Hokuetsu Financial Group, Inc.	15,550	334,466

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daishinku Corp.	2,900	$64,130
	Daisue Construction Co., Ltd.	3,600	31,714
	Daito Bank, Ltd. (The)	4,200	23,405
	Daito Pharmaceutical Co., Ltd.	6,880	218,296
	Daito Trust Construction Co., Ltd.	12,300	1,307,895
	Daitron Co., Ltd.	3,600	61,355
	Daiwa House Industry Co., Ltd.	106,700	3,163,894
	Daiwa Securities Group, Inc.	199,100	1,062,421
	Daiwabo Holdings Co., Ltd.	55,500	868,030
	DCM Holdings Co., Ltd.	48,200	480,674
	Dear Life Co., Ltd.	11,100	48,304
	Denka Co., Ltd.	42,500	1,664,406
	Denso Corp.	19,600	1,267,199
	Dentsu Group, Inc.	26,800	827,146
	Denyo Co., Ltd.	3,900	71,415
	Dexerials Corp.	37,800	696,626
	DIC Corp.	40,900	1,045,365
	Digital Arts, Inc.	4,400	356,748
	Digital Garage, Inc.	5,400	222,281
	Digital Hearts Holdings Co., Ltd.	5,100	69,392
	Digital Information Technologies Corp.	3,200	64,881
	Dip Corp.	12,300	339,569
	Disco Corp.	1,900	613,550
	DKK-Toa Corp.	1,800	13,517
	DKS Co., Ltd.	3,800	126,440
	DMG Mori Co., Ltd.	42,900	693,647
	Double Standard, Inc.	1,000	34,783
	Doutor Nichires Holdings Co., Ltd.	10,200	152,286
	Dowa Holdings Co., Ltd.	23,800	994,695
#*	Drecom Co., Ltd.	2,400	16,054
	DTS Corp.	18,800	441,973
	Duskin Co., Ltd.	500	11,876
	Dvx, Inc.	2,900	25,580
#	Dynic Corp.	2,100	14,722
	Eagle Industry Co., Ltd.	14,900	158,202
	Earth Corp.	3,400	187,591
	East Japan Railway Co.	13,700	938,281
	Ebara Corp.	34,500	1,474,137
	Ebara Foods Industry, Inc.	2,400	57,761
	Ebara Jitsugyo Co., Ltd.	900	39,826
	Ebase Co., Ltd.	7,200	62,835
*	eBook Initiative Japan Co., Ltd.	1,200	27,595
	Eco’s Co., Ltd.	4,300	72,832
	EDION Corp.	35,200	374,387
	EF-ON, Inc.	10,080	94,668
	eGuarantee, Inc.	9,100	175,047
	E-Guardian, Inc.	2,900	74,285
	Ehime Bank, Ltd. (The)	13,100	107,945
	Eidai Co., Ltd.	16,800	49,654
	Eiken Chemical Co., Ltd.	4,300	85,716
	Eisai Co., Ltd.	12,000	782,663
	Eizo Corp.	6,600	245,232
	Elan Corp.	9,800	116,646
	Elecom Co., Ltd.	14,800	310,867
	Electric Power Development Co., Ltd.	8,500	136,272
	Elematec Corp.	8,004	90,024
	EM Systems Co., Ltd.	8,000	59,738
	Endo Lighting Corp.	8,800	54,747
	ENEOS Holdings, Inc.	314,268	1,351,640

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Enigmo, Inc.	8,600	$97,888
	en-japan, Inc.	12,600	382,202
#	Enomoto Co., Ltd.	2,700	50,196
	Enshu, Ltd.	1,800	15,111
	EPCO Co., Ltd.	800	6,892
	EPS Holdings, Inc.	13,600	145,682
	eRex Co., Ltd.	8,600	142,118
	ES-Con Japan, Ltd.	23,400	157,482
*	Escrow Agent Japan, Inc.	6,800	15,994
	Eslead Corp.	3,600	52,083
	ESPEC Corp.	4,400	76,084
	Exedy Corp.	15,500	222,543
	Ezaki Glico Co., Ltd.	7,200	269,453
	FALCO HOLDINGS Co., Ltd.	1,100	16,806
	FAN Communications, Inc.	20,800	74,157
	Fancl Corp.	14,300	467,123
	FANUC Corp.	1,500	345,424
	Fast Retailing Co., Ltd.	4,500	3,691,942
	FCC Co., Ltd.	24,400	392,686
#*	FDK Corp.	5,200	66,707
	Feed One Co., Ltd.	8,996	70,760
	Ferrotec Holdings Corp.	18,200	405,953
*	FFRI Security, Inc.	1,000	18,052
	FIDEA Holdings Co., Ltd.	76,000	86,272
	Financial Products Group Co., Ltd.	3,000	19,915
	FINDEX, Inc.	4,200	45,890
#	First Bank of Toyama, Ltd. (The)	12,800	32,799
	First Brothers Co., Ltd.	2,700	24,502
	First Juken Co., Ltd.	3,300	38,056
	Fixstars Corp.	6,000	53,534
	FJ Next Co., Ltd.	6,300	58,815
	Focus Systems Corp.	1,500	12,227
	Forval Corp.	3,700	27,388
	Foster Electric Co., Ltd.	8,800	94,098
	FP Corp.	19,400	753,242
	France Bed Holdings Co., Ltd.	11,700	96,631
*	Freebit Co., Ltd.	5,200	42,839
	Freund Corp.	2,400	16,736
	F-Tech, Inc.	6,600	41,903
	FTGroup Co., Ltd.	4,600	56,921
	Fudo Tetra Corp.	10,550	179,755
	Fuji Co., Ltd.	8,900	168,222
	Fuji Corp.	22,100	588,273
#	Fuji Corp.	6,800	80,649
	Fuji Corp., Ltd.	11,200	70,309
	Fuji Die Co., Ltd.	3,700	22,359
	Fuji Electric Co., Ltd.	28,100	1,279,329
	Fuji Furukawa Engineering & Construction Co., Ltd.	200	4,755
	Fuji Kyuko Co., Ltd.	7,200	344,772
*	Fuji Oil Co., Ltd.	21,300	45,145
	Fuji Oil Holdings, Inc.	14,000	360,772
	Fuji Pharma Co., Ltd.	3,500	38,329
	Fuji Seal International, Inc.	20,000	444,068
	Fuji Soft, Inc.	1,900	95,175
	Fujibo Holdings, Inc.	4,500	182,475
	Fujicco Co., Ltd.	5,900	103,658
	FUJIFILM Holdings Corp.	15,800	1,023,448
	Fujikura Composites, Inc.	6,800	29,450
	Fujikura Kasei Co., Ltd.	10,700	51,993

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Fujikura, Ltd.	153,600	$791,777
	Fujimak Corp.	1,400	9,624
	Fujimori Kogyo Co., Ltd.	7,600	286,428
	Fujisash Co., Ltd.	38,500	27,826
	Fujitec Co., Ltd.	5,000	113,058
	Fujitsu General, Ltd.	11,300	299,658
	Fujitsu, Ltd.	21,350	3,391,619
	Fujiya Co., Ltd.	3,100	60,792
	FuKoKu Co., Ltd.	6,500	46,992
	Fukuda Corp.	2,900	124,749
	Fukuda Denshi Co., Ltd.	1,500	119,191
	Fukui Bank, Ltd. (The)	8,800	137,144
	Fukui Computer Holdings, Inc.	3,600	139,717
	Fukuoka Financial Group, Inc.	45,280	772,287
*	Fukushima Galilei Co., Ltd.	5,100	187,546
	Fukuyama Transporting Co., Ltd.	9,800	376,082
	FULLCAST Holdings Co., Ltd.	6,800	118,313
	Funai Soken Holdings, Inc.	11,560	205,183
#	Furukawa Battery Co., Ltd. (The)	7,400	109,340
	Furukawa Co., Ltd.	14,700	166,494
	Furukawa Electric Co., Ltd.	29,300	777,178
	Furuno Electric Co., Ltd.	9,500	92,648
	Furusato Industries, Ltd.	2,600	30,682
	Furyu Corp.	7,700	68,838
	Fuso Chemical Co., Ltd.	11,800	424,919
	Fuso Pharmaceutical Industries, Ltd.	3,000	64,837
	Futaba Industrial Co., Ltd.	36,800	174,574
	Future Corp.	15,100	279,603
	Fuyo General Lease Co., Ltd.	11,600	772,867
#	G-7 Holdings, Inc.	8,000	213,141
	Gakken Holdings Co., Ltd.	6,000	75,938
	Gakkyusha Co., Ltd.	2,400	28,106
	GCA Corp.	6,600	48,890
	Gecoss Corp.	7,400	60,532
	Genki Sushi Co., Ltd.	1,800	39,566
	Genky DrugStores Co., Ltd.	4,900	148,958
	Geo Holdings Corp.	20,300	210,726
	Geostr Corp.	6,900	24,125
*	Gfoot Co., Ltd.	3,500	12,970
	Giken, Ltd.	6,500	278,135
	GL Sciences, Inc.	2,400	57,533
	GLOBERIDE, Inc.	6,200	244,452
	Glory, Ltd.	24,400	523,858
	Glosel Co., Ltd.	4,200	16,164
#	GMO Financial Holdings, Inc.	12,300	94,823
	GMO GlobalSign Holdings K.K.	1,300	70,023
	GMO internet, Inc.	18,600	552,526
	GMO Payment Gateway, Inc.	7,600	966,290
	Godo Steel, Ltd.	4,400	70,643
	Goldwin, Inc.	5,600	334,511
	Golf Digest Online, Inc.	6,700	89,518
	Grandy House Corp.	7,600	31,289
	GS Yuasa Corp.	38,600	1,044,848
	GSI Creos Corp.	3,800	40,723
	G-Tekt Corp.	11,000	140,279
	GungHo Online Entertainment, Inc.	10,250	194,980
	Gunma Bank, Ltd. (The)	124,100	405,975
	Gunze, Ltd.	6,400	226,804
	H.U. Group Holdings, Inc.	28,200	922,501

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	H2O Retailing Corp.	39,625	$310,483
	HABA Laboratories, Inc.	1,500	61,624
	Hachijuni Bank, Ltd. (The)	105,600	361,029
	Hagihara Industries, Inc.	3,600	46,707
	Hagiwara Electric Holdings Co., Ltd.	3,200	75,736
	Hakudo Co., Ltd.	5,000	76,763
	Hakuhodo DY Holdings, Inc.	37,500	634,662
	Hakuto Co., Ltd.	6,600	75,250
	Halows Co., Ltd.	3,100	83,217
	Hamakyorex Co., Ltd.	9,000	253,270
	Hamamatsu Photonics KK	8,600	498,475
	Handsman Co., Ltd.	1,000	15,425
	Hankyu Hanshin Holdings, Inc.	34,900	1,100,714
	Hanwa Co., Ltd.	14,200	421,952
	Happinet Corp.	5,000	67,496
#	Harada Industry Co., Ltd.	4,200	34,033
	Hard Off Corp. Co., Ltd.	3,900	27,332
#	Harima Chemicals Group, Inc.	6,500	54,565
	Haruyama Holdings, Inc.	4,000	24,155
	Haseko Corp.	132,600	1,778,729
	Hayashikane Sangyo Co., Ltd.	3,600	20,308
	Hazama Ando Corp.	87,720	669,448
	Heiwa Corp.	22,000	372,964
	Heiwa Real Estate Co., Ltd.	8,500	289,454
	Heiwado Co., Ltd.	15,800	321,251
	Helios Techno Holding Co., Ltd.	12,400	40,615
	Hibino Corp.	2,100	28,317
	Hikari Tsushin, Inc.	3,800	764,408
	Hino Motors, Ltd.	95,600	802,380
	Hinokiya Group Co., Ltd.	100	2,323
	Hioki EE Corp.	600	29,423
	Hirakawa Hewtech Corp.	5,200	62,793
	Hirata Corp.	700	46,073
	Hirogin Holdings, Inc.	79,400	438,912
	Hirose Electric Co., Ltd.	735	117,164
	Hiroshima Gas Co., Ltd.	14,400	49,528
	Hisamitsu Pharmaceutical Co., Inc.	1,000	58,335
	Hitachi Construction Machinery Co., Ltd.	27,400	842,296
*	Hitachi Metals, Ltd.	19,610	380,199
	Hitachi Transport System, Ltd.	20,000	621,358
	Hitachi Zosen Corp.	79,200	598,963
	Hitachi, Ltd.	106,500	5,271,507
	Hito Communications Holdings, Inc.	3,400	64,243
	Hochiki Corp.	4,900	56,806
	Hodogaya Chemical Co., Ltd.	2,800	108,968
	Hogy Medical Co., Ltd.	7,000	211,519
	Hokkaido Electric Power Co., Inc.	60,000	285,881
	Hokkaido Gas Co., Ltd.	4,400	62,704
	Hokkan Holdings, Ltd.	4,700	60,930
	Hokko Chemical Industry Co., Ltd.	9,200	85,742
	Hokkoku Bank, Ltd. (The)	9,200	204,878
	Hokuetsu Corp.	66,900	347,063
	Hokuetsu Industries Co., Ltd.	13,700	132,979
	Hokuhoku Financial Group, Inc.	49,200	414,553
	Hokuriku Electric Industry Co., Ltd.	4,100	34,332
	Hokuriku Electric Power Co.	52,300	317,664
	Hokuto Corp.	8,300	150,927
#	Honda Motor Co., Ltd., Sponsored ADR	36,506	1,088,609
	Honda Motor Co., Ltd.	124,200	3,703,620

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Honda Tsushin Kogyo Co., Ltd.	4,100	$18,395
	H-One Co., Ltd.	10,200	73,568
	Honeys Holdings Co., Ltd.	5,900	57,394
	Honshu Chemical Industry Co., Ltd.	2,600	43,445
	Hoosiers Holdings	16,300	98,228
	Horiba, Ltd.	12,300	801,175
	Hoshizaki Corp.	400	35,535
	Hosokawa Micron Corp.	2,800	159,414
*	Hotland Co., Ltd.	2,900	34,768
	House Foods Group, Inc.	4,800	149,256
	Howa Machinery, Ltd.	6,400	53,865
	Hoya Corp.	32,800	3,728,221
	Hulic Co., Ltd.	20,496	233,830
	Hyakugo Bank, Ltd. (The)	93,200	270,447
	Hyakujushi Bank, Ltd. (The)	8,700	121,360
	Ibiden Co., Ltd.	14,900	703,332
	IBJ, Inc.	8,000	65,938
	Ichibanya Co., Ltd.	1,800	79,329
	Ichigo, Inc.	129,300	404,134
	Ichiken Co., Ltd.	3,500	60,295
	Ichikoh Industries, Ltd.	24,000	153,870
	Ichinen Holdings Co., Ltd.	13,300	155,107
	Ichiyoshi Securities Co., Ltd.	15,300	86,801
	ID Holdings Corp.	3,200	39,156
	Idec Corp.	8,500	130,430
	Idemitsu Kosan Co., Ltd.	40,341	964,794
	IDOM, Inc.	46,100	266,846
	Ihara Science Corp.	3,600	56,079
*	IHI Corp.	59,800	1,207,643
	Iida Group Holdings Co., Ltd.	20,116	489,917
	Iino Kaiun Kaisha, Ltd.	42,200	210,986
	IJTT Co., Ltd.	10,900	54,794
	Ikegami Tsushinki Co., Ltd.	3,300	25,899
*	Imagica Group, Inc.	3,700	17,191
	Imasen Electric Industrial	2,200	14,248
	Imuraya Group Co., Ltd.	1,500	32,908
	Inaba Denki Sangyo Co., Ltd.	7,800	182,411
	Inaba Seisakusho Co., Ltd.	4,100	55,023
	Inabata & Co., Ltd.	17,100	257,665
	Ines Corp.	8,100	104,079
	I-Net Corp.	7,230	96,850
	Infocom Corp.	12,200	312,046
	Infomart Corp.	68,000	641,109
	Information Services International-Dentsu, Ltd.	10,800	398,012
	Innotech Corp.	5,100	60,636
	Inpex Corp.	238,700	1,624,354
	Intage Holdings, Inc.	17,000	207,677
	Intelligent Wave, Inc.	1,900	11,553
	Internet Initiative Japan, Inc.	28,000	623,837
	Inui Global Logistics Co., Ltd.	4,700	48,175
	I-O Data Device, Inc.	4,000	39,563
	I-PEX, Inc.	3,500	59,745
	IR Japan Holdings, Ltd.	2,700	353,651
	Iriso Electronics Co., Ltd.	1,000	47,450
	I’rom Group Co., Ltd.	800	17,839
	ISB Corp.	1,800	22,548
*	Iseki & Co., Ltd.	8,700	123,782
	Isetan Mitsukoshi Holdings, Ltd.	94,200	660,021
	Ishihara Sangyo Kaisha, Ltd.	16,100	134,044

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ishii Iron Works Co., Ltd.	500	$13,264
*	Ishizuka Glass Co., Ltd.	1,100	18,662
	Isuzu Motors, Ltd.	107,000	1,086,493
	Itfor, Inc.	2,500	17,878
	ITmedia, Inc.	1,200	21,101
	Ito En, Ltd.	9,800	542,645
	ITOCHU Corp.	65,500	2,044,827
	Itochu Enex Co., Ltd.	26,300	250,887
	Itochu Techno-Solutions Corp.	17,700	612,453
	Itochu-Shokuhin Co., Ltd.	2,100	94,855
	Itoham Yonekyu Holdings, Inc.	42,368	272,567
	Itoki Corp.	13,300	45,536
*	Itokuro, Inc.	1,300	12,575
	IwaiCosmo Holdings, Inc.	6,100	99,297
	Iwaki & Co., Ltd.	15,000	100,597
	Iwaki Co., Ltd.	1,300	11,271
	Iwasaki Electric Co., Ltd.	3,700	50,422
	Iwatani Corp.	22,900	1,435,222
	Iyo Bank, Ltd. (The)	66,643	367,581
	Izumi Co., Ltd.	13,300	529,496
	J Front Retailing Co., Ltd.	67,000	639,738
*	J Trust Co., Ltd.	23,700	52,037
	JAC Recruitment Co., Ltd.	7,200	111,853
	Jaccs Co., Ltd.	11,800	230,780
*	Jalux, Inc.	3,000	44,972
*	Jamco Corp.	5,300	44,586
	Janome Sewing Machine Co., Ltd.	8,100	56,819
*	Japan Airlines Co., Ltd.	30,600	655,514
	Japan Airport Terminal Co., Ltd.	2,900	130,209
#	Japan Asia Group, Ltd.	12,300	103,808
*	Japan Asset Marketing Co., Ltd.	40,100	41,822
	Japan Aviation Electronics Industry, Ltd.	31,000	553,378
	Japan Best Rescue System Co., Ltd.	5,100	32,753
#*	Japan Cash Machine Co., Ltd.	9,600	51,627
*	Japan Display, Inc.	872,800	366,137
#	Japan Electronic Materials Corp.	3,000	55,414
	Japan Exchange Group, Inc.	44,300	1,038,986
	Japan Investment Adviser Co., Ltd.	3,700	54,527
	Japan Lifeline Co., Ltd.	22,600	318,512
	Japan Material Co., Ltd.	22,600	262,680
	Japan Medical Dynamic Marketing, Inc.	10,700	206,908
	Japan Oil Transportation Co., Ltd.	1,600	38,393
	Japan Post Holdings Co., Ltd.	92,300	775,638
	Japan Post Insurance Co., Ltd.	14,600	281,501
	Japan Property Management Center Co., Ltd.	6,000	69,917
	Japan Pulp & Paper Co., Ltd.	5,200	172,621
	Japan Securities Finance Co., Ltd.	39,400	290,739
	Japan Steel Works, Ltd. (The)	42,000	1,020,274
	Japan Tobacco, Inc.	130,000	2,438,626
	Japan Transcity Corp.	13,100	59,466
	Japan Wool Textile Co., Ltd. (The)	24,300	217,146
	JBCC Holdings, Inc.	3,900	49,767
	JCR Pharmaceuticals Co., Ltd.	4,000	109,062
	JCU Corp.	14,200	499,240
	Jeol, Ltd.	14,500	815,377
	JFE Holdings, Inc.	63,132	830,168
	JGC Holdings Corp.	58,300	666,462
#*	JIG-SAW, Inc.	900	131,523
	Jimoto Holdings, Inc.	6,050	38,174

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JINS Holdings, Inc.	4,900	$343,780
#	JK Holdings Co., Ltd.	7,000	51,132
	JM Holdings Co., Ltd.	5,600	105,773
#	JMS Co., Ltd.	6,200	57,343
*	Joban Kosan Co., Ltd.	2,100	27,091
	J-Oil Mills, Inc.	9,800	165,600
	Joshin Denki Co., Ltd.	8,000	202,137
	Joyful Honda Co., Ltd.	1,700	20,939
	JP-Holdings, Inc.	16,300	46,252
	JSB Co., Ltd.	400	12,056
	JSP Corp.	4,400	71,611
	JSR Corp.	16,600	511,679
	JTEKT Corp.	86,100	776,596
	Juki Corp.	19,400	153,348
	Juroku Bank, Ltd. (The)	12,600	232,606
	Justsystems Corp.	6,400	370,202
	JVCKenwood Corp.	82,500	179,315
	Kaga Electronics Co., Ltd.	8,400	185,198
	Kagome Co., Ltd.	1,800	51,656
	Kajima Corp.	99,000	1,369,463
	Kakaku.com, Inc.	19,300	524,001
	Kaken Pharmaceutical Co., Ltd.	15,400	634,953
	Kakiyasu Honten Co., Ltd.	2,300	52,152
	Kameda Seika Co., Ltd.	4,000	168,119
	Kamei Corp.	10,900	111,813
	Kamigumi Co., Ltd.	25,100	489,049
	Kanaden Corp.	9,000	92,435
	Kanagawa Chuo Kotsu Co., Ltd.	3,000	99,569
	Kanamic Network Co., Ltd.	7,600	46,520
	Kanamoto Co., Ltd.	17,600	431,773
	Kandenko Co., Ltd.	39,600	338,515
	Kaneka Corp.	17,800	693,270
	Kaneko Seeds Co., Ltd.	2,800	40,262
	Kanematsu Corp.	40,000	527,262
	Kanematsu Electronics, Ltd.	6,200	212,760
	Kansai Electric Power Co., Inc. (The)	48,800	484,718
	Kansai Paint Co., Ltd.	13,900	349,988
	Kansai Super Market, Ltd.	5,400	51,052
	Kanto Denka Kogyo Co., Ltd.	31,300	246,681
	Kao Corp.	32,500	2,089,540
*	Kasai Kogyo Co., Ltd.	15,000	59,648
	Katakura & Co-op Agri Corp.	1,800	19,835
	Katitas Co., Ltd.	1,400	41,941
	Kato Sangyo Co., Ltd.	2,400	70,410
	Kato Works Co., Ltd.	3,200	30,045
	Kawada Technologies, Inc.	1,900	76,318
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	75,713
*	Kawasaki Heavy Industries, Ltd.	69,100	1,658,523
*	Kawasaki Kisen Kaisha, Ltd.	26,300	733,310
	Kawata Manufacturing Co., Ltd.	1,100	9,137
	KDDI Corp.	218,400	6,602,109
	KeePer Technical Laboratory Co., Ltd.	6,600	140,223
	Keihan Holdings Co., Ltd.	16,900	617,104
	Keihanshin Building Co., Ltd.	6,900	94,068
	Keihin Co., Ltd.	2,900	36,721
	Keikyu Corp.	19,200	246,166
	Keio Corp.	6,400	416,626
	Keisei Electric Railway Co., Ltd.	8,000	249,834
	Keiyo Bank, Ltd. (The)	41,900	159,178

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keiyo Co., Ltd.	16,200	$105,889
	KEL Corp.	1,500	12,925
	Kenko Mayonnaise Co., Ltd.	6,200	98,393
	Kewpie Corp.	28,700	679,381
	Keyence Corp.	2,808	1,347,988
	KFC Holdings Japan, Ltd.	6,000	158,753
	KFC, Ltd.	1,400	26,301
	KH Neochem Co., Ltd.	13,100	311,656
	Kikkoman Corp.	3,900	239,671
	Kimura Chemical Plants Co., Ltd.	2,900	21,232
	Kimura Unity Co., Ltd.	2,800	31,717
	Kinki Sharyo Co., Ltd. (The)	2,500	29,291
#*	Kintetsu Department Store Co., Ltd.	2,100	58,973
*	Kintetsu Group Holdings Co., Ltd.	10,800	387,446
	Kintetsu World Express, Inc.	22,600	545,281
	Kirin Holdings Co., Ltd.	63,140	1,185,721
	Ki-Star Real Estate Co., Ltd.	5,200	174,052
	Kitagawa Corp.	4,400	60,461
	Kita-Nippon Bank, Ltd. (The)	3,100	50,626
	Kitano Construction Corp.	1,800	39,131
	Kitanotatsujin Corp.	22,800	106,224
	Kito Corp.	13,800	225,372
	Kitz Corp.	36,000	225,592
	Kiyo Bank, Ltd. (The)	26,200	344,600
*	KLab, Inc.	10,100	71,060
	Koa Corp.	8,900	121,559
	Koatsu Gas Kogyo Co., Ltd.	13,700	86,528
	Kobayashi Pharmaceutical Co., Ltd.	700	62,518
	Kobe Bussan Co., Ltd.	24,800	662,512
*	Kobe Electric Railway Co., Ltd.	1,500	48,698
	Kobe Steel, Ltd.	122,800	884,131
	Kobelco Eco-Solutions Co., Ltd.	1,200	29,770
	Kohnan Shoji Co., Ltd.	13,500	365,157
	Kohsoku Corp.	4,000	51,088
	Koito Manufacturing Co., Ltd.	16,100	1,004,328
	Kojima Co., Ltd.	9,200	74,764
	Kokusai Co., Ltd.	3,100	20,737
	Kokusai Pulp & Paper Co., Ltd.	5,800	12,858
	Kokuyo Co., Ltd.	34,000	526,254
#	KOMAIHALTEC, Inc.	1,200	21,584
	Komatsu Wall Industry Co., Ltd.	3,200	56,706
	Komatsu, Ltd.	74,300	2,184,763
	KOMEDA Holdings Co., Ltd.	18,300	340,921
	Komehyo Holdings Co., Ltd.	3,600	31,035
	Komeri Co., Ltd.	14,300	367,101
	Konaka Co., Ltd.	10,000	30,149
	Konami Holdings Corp.	14,600	870,837
	Kondotec, Inc.	2,800	25,616
#	Konica Minolta, Inc.	156,400	887,037
	Konishi Co., Ltd.	6,000	91,957
	Konoike Transport Co., Ltd.	12,500	131,175
	Konoshima Chemical Co., Ltd.	4,600	70,675
*	Kosaido Co., Ltd.	5,600	49,674
	Kose Corp.	4,300	647,302
	Koshidaka Holdings Co., Ltd.	16,100	81,373
	Kotobuki Spirits Co., Ltd.	800	48,007
	Krosaki Harima Corp.	2,900	117,435
	KRS Corp.	3,200	47,596
	K’s Holdings Corp.	67,020	914,306

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KU Holdings Co., Ltd.	4,600	$40,897
	Kubota Corp., Sponsored ADR	371	43,662
	Kubota Corp.	41,700	981,024
	Kumagai Gumi Co., Ltd.	17,700	492,944
	Kumiai Chemical Industry Co., Ltd.	19,170	156,024
	Kurabo Industries, Ltd.	7,600	126,288
	Kuraray Co., Ltd.	112,500	1,222,899
	Kureha Corp.	8,900	601,969
	Kurimoto, Ltd.	3,400	52,797
	Kurita Water Industries, Ltd.	22,500	1,039,148
	Kuriyama Holdings Corp.	8,400	53,580
	Kushikatsu Tanaka Holdings Co.	1,200	18,907
	Kusuri no Aoki Holdings Co., Ltd.	4,700	329,600
*	KYB Corp.	8,400	224,593
	Kyoden Co., Ltd.	11,300	31,243
	Kyodo Printing Co., Ltd.	2,600	64,259
	Kyoei Steel, Ltd.	9,400	131,525
	Kyokuto Boeki Kaisha, Ltd.	2,700	33,654
	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,000	166,714
	Kyokuto Securities Co., Ltd.	10,000	73,418
	Kyokuyo Co., Ltd.	2,400	64,323
	KYORIN Holdings, Inc.	5,100	89,345
*	Kyoritsu Printing Co., Ltd.	13,500	16,177
	Kyosan Electric Manufacturing Co., Ltd.	14,700	54,215
	Kyowa Electronic Instruments Co., Ltd.	7,400	26,225
	Kyowa Exeo Corp.	27,474	730,835
	Kyowa Kirin Co., Ltd.	1,600	48,701
	Kyowa Leather Cloth Co., Ltd.	5,300	35,801
	Kyudenko Corp.	16,300	568,353
	Kyushu Electric Power Co., Inc.	35,700	327,217
	Kyushu Financial Group, Inc.	112,050	436,427
	Kyushu Railway Co.	14,200	318,781
	LAC Co., Ltd.	4,700	44,184
	Lacto Japan Co., Ltd.	2,200	55,482
*	Laox Co., Ltd.	5,400	8,919
	Lasertec Corp.	12,400	2,183,502
	Lawson, Inc.	11,300	507,834
	LEC, Inc.	12,400	129,712
	Lecip Holdings Corp.	1,500	7,557
	Life Corp.	9,300	303,448
	LIFULL Co., Ltd.	2,800	10,015
	Like Co., Ltd.	2,500	52,822
	Linical Co., Ltd.	5,500	35,618
	Link And Motivation, Inc.	11,500	65,564
	Lintec Corp.	17,700	385,153
	Lion Corp.	18,500	347,118
	LITALICO, Inc.	2,500	107,398
	Lixil Corp.	46,300	1,254,124
	Lonseal Corp.	400	5,446
	Look Holdings, Inc.	3,000	32,974
*	M&A Capital Partners Co., Ltd.	5,200	240,383
	M3, Inc.	22,200	1,533,573
	Mabuchi Motor Co., Ltd.	6,600	264,347
	Macnica Fuji Electronics Holdings, Inc.	18,550	373,757
	Macromill, Inc.	20,600	159,680
	Maeda Corp.	62,000	529,771
	Maeda Kosen Co., Ltd.	12,000	370,589
	Maeda Road Construction Co., Ltd.	6,800	130,751
	Maezawa Industries, Inc.	5,000	29,038

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Makino Milling Machine Co., Ltd.	9,400	$354,073
	Makita Corp.	3,000	135,106
	Mani, Inc.	5,100	120,204
	MarkLines Co., Ltd.	3,500	92,486
	Marubeni Corp.	121,700	1,013,668
	Marubun Corp.	8,900	41,665
	Marudai Food Co., Ltd.	8,500	130,477
	Marufuji Sheet Piling Co., Ltd.	300	5,837
	Maruha Nichiro Corp.	25,800	590,720
	Marui Group Co., Ltd.	20,300	381,522
	Maruka Corp.	3,000	55,074
	Marusan Securities Co., Ltd.	23,100	133,991
	Maruwa Co., Ltd.	4,100	422,524
	Maruwa Unyu Kikan Co., Ltd.	20,800	363,094
	Maruyama Manufacturing Co., Inc.	1,400	21,369
	Maruzen CHI Holdings Co., Ltd.	6,600	23,450
	Maruzen Showa Unyu Co., Ltd.	5,300	154,251
	Matching Service Japan Co., Ltd.	1,600	14,743
	Matsuda Sangyo Co., Ltd.	4,800	97,503
	Matsumotokiyoshi Holdings Co., Ltd.	15,300	615,312
	Matsuyafoods Holdings Co., Ltd.	3,600	113,430
*	Maxell Holdings, Ltd.	20,700	243,979
	Maxvalu Tokai Co., Ltd.	2,800	63,448
*	Mazda Motor Corp.	93,400	725,270
	McDonald’s Holdings Co. Japan, Ltd.	1,300	59,355
	MCJ Co., Ltd.	40,300	366,167
	Mebuki Financial Group, Inc.	247,980	541,072
#	Media Do Co., Ltd.	2,500	130,995
	Medical Data Vision Co., Ltd.	6,700	117,157
	Medical System Network Co., Ltd.	16,100	121,474
	Medipal Holdings Corp.	19,500	358,810
	Medius Holdings Co., Ltd.	2,100	18,593
*	Megachips Corp.	1,900	64,970
	Megmilk Snow Brand Co., Ltd.	17,900	359,118
	Meidensha Corp.	20,400	432,701
	Meiji Electric Industries Co., Ltd.	2,100	27,079
	MEIJI Holdings Co., Ltd.	22,574	1,400,796
	Meiji Shipping Co., Ltd.	7,600	33,836
	Meiko Electronics Co., Ltd.	15,900	358,461
	Meiko Network Japan Co., Ltd.	4,900	26,551
	Meisei Industrial Co., Ltd.	10,000	70,019
	Meitec Corp.	10,600	590,339
	Meiwa Corp.	10,000	42,806
	Meiwa Estate Co., Ltd.	4,600	26,921
	Members Co., Ltd.	600	13,955
	Menicon Co., Ltd.	12,700	772,495
	Mercuria Investment Co., Ltd.	3,900	28,464
	Mesco, Inc.	1,800	20,261
	METAWATER Co., Ltd.	7,600	147,851
	Michinoku Bank, Ltd. (The)	8,200	75,058
	Mie Kotsu Group Holdings, Inc.	30,000	129,505
	Mikuni Corp.	11,600	31,356
	Milbon Co., Ltd.	6,992	372,309
	Mimaki Engineering Co., Ltd.	8,800	51,862
	Mimasu Semiconductor Industry Co., Ltd.	11,000	281,493
	Minebea Mitsumi, Inc.	80,275	2,013,228
	Ministop Co., Ltd.	9,400	122,559
	Mirai Industry Co., Ltd.	700	11,288
	Mirait Holdings Corp.	30,590	494,631

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Miroku Jyoho Service Co., Ltd.	6,800	$113,618
	MISUMI Group, Inc.	16,800	474,494
	Mitani Corp.	3,700	240,840
	Mitani Sangyo Co., Ltd.	12,500	46,167
	Mitani Sekisan Co., Ltd.	1,200	41,835
	Mito Securities Co., Ltd.	17,500	49,089
#*	Mitsuba Corp.	26,700	160,999
	Mitsubishi Chemical Holdings Corp.	434,200	3,232,394
	Mitsubishi Corp.	79,100	2,187,170
	Mitsubishi Electric Corp.	106,100	1,634,825
	Mitsubishi Estate Co., Ltd.	35,900	590,874
	Mitsubishi Gas Chemical Co., Inc.	42,100	972,708
	Mitsubishi HC Capital, Inc.	363,610	2,089,710
	Mitsubishi Heavy Industries, Ltd.	54,150	1,611,956
#	Mitsubishi Kakoki Kaisha, Ltd.	2,100	51,410
	Mitsubishi Logisnext Co., Ltd.	17,600	209,557
	Mitsubishi Logistics Corp.	13,300	395,485
	Mitsubishi Materials Corp.	33,300	748,132
*	Mitsubishi Motors Corp.	105,100	284,754
*	Mitsubishi Paper Mills, Ltd.	14,500	45,666
	Mitsubishi Pencil Co., Ltd.	4,900	65,118
	Mitsubishi Research Institute, Inc.	1,200	45,269
	Mitsubishi Shokuhin Co., Ltd.	4,300	116,534
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,200	38,329
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	248,988	1,337,066
	Mitsubishi UFJ Financial Group, Inc.	619,800	3,297,396
	Mitsui Chemicals, Inc.	45,498	1,432,271
*	Mitsui E&S Holdings Co., Ltd.	30,300	147,923
	Mitsui Fudosan Co., Ltd.	45,900	997,833
	Mitsui High-Tec, Inc.	1,500	58,249
	Mitsui Matsushima Holdings Co., Ltd.	5,600	47,826
	Mitsui Mining & Smelting Co., Ltd.	36,800	1,252,746
	Mitsui OSK Lines, Ltd.	38,782	1,559,196
	Mitsui Sugar Co., Ltd.	6,700	110,819
	Mitsui-Soko Holdings Co., Ltd.	13,100	264,639
	Miura Co., Ltd.	1,000	52,460
	Miyaji Engineering Group, Inc.	3,100	65,202
	Miyazaki Bank, Ltd. (The)	5,500	111,145
	Miyoshi Oil & Fat Co., Ltd.	3,300	36,598
	Mizuho Financial Group, Inc.	149,635	2,106,034
	Mizuho Leasing Co., Ltd.	16,100	481,738
	Mizuno Corp.	6,800	134,161
*	Mobile Factory, Inc.	2,000	26,682
	Mochida Pharmaceutical Co., Ltd.	3,200	111,599
	Modec, Inc.	6,600	125,758
	Molitec Steel Co., Ltd.	2,700	10,521
	Monex Group, Inc.	79,000	610,325
	Monogatari Corp. (The)	4,800	324,896
	MonotaRO Co., Ltd.	43,200	1,096,951
	MORESCO Corp.	3,400	33,740
	Morinaga & Co., Ltd.	9,800	326,537
	Morinaga Milk Industry Co., Ltd.	21,700	1,186,532
	Morita Holdings Corp.	9,600	140,033
	Morito Co., Ltd.	7,000	38,728
	Morozoff, Ltd.	900	44,200
	Mortgage Service Japan, Ltd.	2,200	20,629
	Mory Industries, Inc.	2,300	52,827
	MrMax Holdings, Ltd.	10,700	63,799
	MS&AD Insurance Group Holdings, Inc.	29,813	845,813

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MTI, Ltd.	13,100	$90,446
	Mugen Estate Co., Ltd.	6,400	28,374
	Murata Manufacturing Co., Ltd.	53,639	4,264,697
	Musashi Seimitsu Industry Co., Ltd.	34,100	596,412
	Musashino Bank, Ltd. (The)	10,600	157,786
	Nabtesco Corp.	19,000	854,991
	NAC Co., Ltd.	8,800	74,279
	Nachi-Fujikoshi Corp.	10,700	408,470
	Nadex Co., Ltd.	500	3,273
	Nafco Co., Ltd.	3,600	72,586
	Nagano Bank, Ltd. (The)	3,600	38,463
	Nagano Keiki Co., Ltd.	3,700	40,326
	Nagase & Co., Ltd.	40,400	608,842
	Nagatanien Holdings Co., Ltd.	4,100	82,889
	Nagawa Co., Ltd.	1,600	120,924
*	Nagoya Railroad Co., Ltd.	20,000	459,377
	Naigai Trans Line, Ltd.	1,700	26,756
	Nakabayashi Co., Ltd.	9,900	54,174
	Nakamuraya Co., Ltd.	1,192	41,449
	Nakanishi, Inc.	10,100	207,082
	Nakayama Steel Works, Ltd.	9,500	37,547
	Nakayamafuku Co., Ltd.	2,200	9,666
	Nankai Electric Railway Co., Ltd.	14,500	320,275
	Nanto Bank, Ltd. (The)	13,300	222,405
	Narasaki Sangyo Co., Ltd.	1,200	22,460
	NEC Capital Solutions, Ltd.	5,500	102,199
	NEC Corp.	40,900	2,377,749
	NEC Networks & System Integration Corp.	14,700	252,879
	NET One Systems Co., Ltd.	26,200	857,609
	Neturen Co., Ltd.	14,800	73,472
	New Japan Chemical Co., Ltd.	8,500	21,412
	Nexon Co., Ltd.	13,200	436,620
	Nextage Co., Ltd.	10,700	169,395
	NFC Holdings, Inc.	600	12,050
	NGK Insulators, Ltd.	43,000	785,886
	NGK Spark Plug Co., Ltd.	48,200	804,929
	NH Foods, Ltd.	18,400	821,829
	NHK Spring Co., Ltd.	70,800	522,884
	Nicca Chemical Co., Ltd.	1,000	9,652
	Nice Corp.	2,400	43,240
	Nichias Corp.	38,800	1,013,542
	Nichiban Co., Ltd.	2,500	42,342
	Nichicon Corp.	15,200	149,217
	Nichiden Corp.	5,800	109,461
	Nichiha Corp.	13,700	398,295
	Nichi-iko Pharmaceutical Co., Ltd.	23,000	192,709
	Nichimo Co., Ltd.	700	12,488
	Nichirei Corp.	27,900	705,600
	Nichirin Co., Ltd.	5,330	83,710
	Nidec Corp.	11,436	1,320,548
	Nidec Corp., Sponsored ADR	10,124	294,203
	Nifco, Inc.	28,400	970,246
	Nihon Chouzai Co., Ltd.	8,720	141,454
	Nihon Denkei Co., Ltd.	2,400	29,870
	Nihon Flush Co., Ltd.	4,600	52,593
	Nihon House Holdings Co., Ltd.	21,800	64,456
	Nihon Kohden Corp.	12,000	362,862
	Nihon M&A Center, Inc.	48,800	1,274,887
	Nihon Nohyaku Co., Ltd.	10,800	54,008

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co., Ltd.	10,200	$98,722
	Nihon Plast Co., Ltd.	7,300	37,515
	Nihon Tokushu Toryo Co., Ltd.	5,200	48,385
	Nihon Unisys, Ltd.	31,700	1,004,139
	Nihon Yamamura Glass Co., Ltd.	3,300	28,046
	Nikkato Corp.	3,000	18,967
	Nikkiso Co., Ltd.	25,800	265,296
	Nikkon Holdings Co., Ltd.	23,900	501,298
	Nikon Corp.	69,900	658,181
	Nintendo Co., Ltd.	1,700	975,210
	Nippi, Inc.	1,200	40,931
	Nippn Corp.	15,700	224,192
	Nippo Corp.	17,000	445,217
	Nippon Aqua Co., Ltd.	4,000	22,042
	Nippon Carbide Industries Co., Inc.	3,200	39,057
	Nippon Carbon Co., Ltd.	5,900	247,472
	Nippon Chemical Industrial Co., Ltd.	3,000	80,404
*	Nippon Chemi-Con Corp.	5,500	86,474
	Nippon Chemiphar Co., Ltd.	1,200	24,870
	Nippon Coke & Engineering Co., Ltd.	81,900	74,913
	Nippon Commercial Development Co., Ltd.	5,300	81,342
	Nippon Concept Corp.	2,900	41,406
	Nippon Concrete Industries Co., Ltd.	17,800	62,755
	Nippon Denko Co., Ltd.	52,200	176,222
	Nippon Densetsu Kogyo Co., Ltd.	14,800	240,135
	Nippon Dry-Chemical Co., Ltd.	1,400	21,328
	Nippon Electric Glass Co., Ltd.	22,300	564,265
	Nippon Express Co., Ltd.	22,800	1,744,971
	Nippon Filcon Co., Ltd.	5,200	23,679
	Nippon Gas Co., Ltd.	63,900	1,124,284
	Nippon Kayaku Co., Ltd.	37,300	344,991
	Nippon Kodoshi Corp.	3,900	120,913
	Nippon Koei Co., Ltd.	6,300	170,211
	Nippon Light Metal Holdings Co., Ltd.	35,900	699,203
	Nippon Paint Holdings Co., Ltd.	16,000	228,541
	Nippon Paper Industries Co., Ltd.	46,100	567,129
	Nippon Parking Development Co., Ltd., Class C	73,000	104,286
	Nippon Pillar Packing Co., Ltd.	10,000	161,885
#	Nippon Piston Ring Co., Ltd.	3,700	36,926
	Nippon Road Co., Ltd. (The)	3,100	225,136
	Nippon Sanso Holdings Corp.	30,100	566,254
	Nippon Seisen Co., Ltd.	1,400	54,098
	Nippon Sharyo, Ltd.	4,700	100,305
	Nippon Shinyaku Co., Ltd.	900	60,708
	Nippon Shokubai Co., Ltd.	8,100	425,728
	Nippon Signal Co., Ltd.	11,700	99,350
	Nippon Soda Co., Ltd.	9,600	278,706
	Nippon Steel Corp.	89,978	1,572,370
	Nippon Steel Trading Corp.	6,152	217,368
	Nippon Suisan Kaisha, Ltd.	177,500	831,782
	Nippon Systemware Co., Ltd.	3,100	56,000
	Nippon Telegraph & Telephone Corp.	61,200	1,543,028
	Nippon Thompson Co., Ltd.	24,800	147,027
	Nippon Tungsten Co., Ltd.	800	12,846
	Nippon Yakin Kogyo Co., Ltd.	7,650	131,710
	Nippon Yusen K.K.	42,900	1,686,115
	Nipro Corp.	80,100	964,034
	Nishimatsu Construction Co., Ltd.	20,800	553,641
	Nishimoto Co., Ltd.	400	9,365

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	52,100	$334,777
	Nishi-Nippon Railroad Co., Ltd.	14,100	364,251
	Nishio Rent All Co., Ltd.	12,300	339,755
	Nissan Chemical Corp.	20,700	1,064,245
*	Nissan Motor Co., Ltd.	247,600	1,242,939
	Nissan Tokyo Sales Holdings Co., Ltd.	12,100	26,567
	Nissei ASB Machine Co., Ltd.	2,800	129,176
	Nissei Plastic Industrial Co., Ltd.	5,800	52,932
	Nissha Co., Ltd.	15,900	186,441
	Nisshin Oillio Group, Ltd. (The)	7,200	202,503
	Nisshin Seifun Group, Inc.	11,530	186,236
	Nisshinbo Holdings, Inc.	60,055	458,859
	Nissin Corp.	6,100	73,664
	Nissin Electric Co., Ltd.	7,700	84,906
	Nissin Foods Holdings Co., Ltd.	100	7,086
	Nitori Holdings Co., Ltd.	4,500	805,974
	Nitta Gelatin, Inc.	6,300	36,701
	Nittan Valve Co., Ltd.	9,600	19,301
	Nitto Denko Corp.	24,000	1,986,101
	Nitto Fuji Flour Milling Co., Ltd.	700	46,803
	Nitto Kogyo Corp.	8,600	151,282
	Nitto Seiko Co., Ltd.	11,900	59,626
	Nittoc Construction Co., Ltd.	12,900	93,271
	Noda Corp.	5,400	41,214
	Noevir Holdings Co., Ltd.	5,300	233,730
	NOF Corp.	13,200	697,577
	Nohmi Bosai, Ltd.	5,900	111,483
	Nojima Corp.	18,900	471,510
	NOK Corp.	25,900	333,797
	Nomura Co., Ltd.	27,900	202,953
	Nomura Holdings, Inc.	116,600	626,743
	Nomura Holdings, Inc., Sponsored ADR	102,675	558,552
	Nomura Real Estate Holdings, Inc.	39,600	976,240
	Nomura Research Institute, Ltd.	15,079	462,760
	Noritake Co., Ltd.	3,800	125,755
	Noritsu Koki Co., Ltd.	7,300	172,555
	Noritz Corp.	14,100	209,974
	North Pacific Bank, Ltd.	108,400	280,246
	Nozawa Corp.	3,700	24,571
	NS Solutions Corp.	11,300	341,760
	NS Tool Co., Ltd.	3,200	44,698
	NS United Kaiun Kaisha, Ltd.	5,700	119,145
	NSD Co., Ltd.	17,260	281,033
	NSK, Ltd.	90,100	830,871
*	NTN Corp.	248,100	704,872
	NTT Data Corp.	79,600	1,239,448
	Oat Agrio Co., Ltd.	1,400	17,639
	Obara Group, Inc.	6,000	203,495
	Obayashi Corp.	168,700	1,543,515
	OBIC Business Consultants Co., Ltd.	700	41,060
	Obic Co., Ltd.	300	57,818
	Odakyu Electric Railway Co., Ltd.	25,800	698,766
	Oenon Holdings, Inc.	26,500	94,000
	Ogaki Kyoritsu Bank, Ltd. (The)	15,000	269,643
#	Ohara, Inc.	3,000	43,189
	Ohba Co., Ltd.	4,400	34,090
*	Ohki Healthcare Holdings Co., Ltd.	1,000	11,285
	Ohsho Food Service Corp.	3,500	179,419
	Oiles Corp.	9,184	130,812

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Oisix ra daichi, Inc.	1,700	$46,096
	Oita Bank, Ltd. (The)	13,100	225,848
	Oji Holdings Corp.	256,300	1,616,688
	Okabe Co., Ltd.	17,100	114,597
	Okada Aiyon Corp.	1,200	12,826
	Okamoto Industries, Inc.	2,700	100,200
	Okamoto Machine Tool Works, Ltd.	2,400	72,735
	Okamura Corp.	25,300	314,286
	Okasan Securities Group, Inc.	69,800	290,311
	Oki Electric Industry Co., Ltd.	55,700	588,701
	Okinawa Cellular Telephone Co.	5,100	230,836
	Okinawa Electric Power Co., Inc. (The)	13,485	179,213
	OKUMA Corp.	8,100	437,338
	Okura Industrial Co., Ltd.	4,100	71,826
	Okuwa Co., Ltd.	12,300	131,907
	Olympic Group Corp.	4,500	31,559
	Olympus Corp.	101,400	2,086,966
	Omron Corp.	5,100	386,202
	Ono Pharmaceutical Co., Ltd.	7,800	196,473
	ONO Sokki Co., Ltd.	2,500	12,113
	Onoken Co., Ltd.	7,000	83,642
	Onward Holdings Co., Ltd.	42,600	117,190
	Open House Co., Ltd.	20,700	859,596
	Optex Group Co., Ltd.	8,600	130,858
*	Optim Corp.	600	15,312
	Optorun Co., Ltd.	1,100	29,435
	Oracle Corp.	3,000	281,265
	Organo Corp.	3,300	220,952
	Orient Corp.	216,900	296,266
	Oriental Land Co., Ltd.	4,500	637,924
*	Oriental Shiraishi Corp.	30,800	82,855
	Origin Co., Ltd.	2,000	24,491
	Osaka Gas Co., Ltd.	24,200	468,414
	Osaka Organic Chemical Industry, Ltd.	7,300	272,980
	Osaka Soda Co., Ltd.	7,400	167,076
*	OSAKA Titanium Technologies Co., Ltd.	3,000	25,958
	Osaki Electric Co., Ltd.	15,500	81,064
	OSG Corp.	35,500	592,053
	Otsuka Corp.	10,100	508,066
	Otsuka Holdings Co., Ltd.	7,100	272,104
	OUG Holdings, Inc.	1,000	25,476
	Outsourcing, Inc.	46,600	716,093
	Ozu Corp.	800	15,702
	Pacific Industrial Co., Ltd.	19,700	211,879
	Pack Corp. (The)	3,600	89,775
	PAL GROUP Holdings Co., Ltd.	12,800	180,941
	PALTAC Corp.	1,650	85,968
	Paltek Corp.	3,000	18,643
	Pan Pacific International Holdings Corp.	25,600	551,816
	Panasonic Corp.	420,044	4,932,157
#	PAPYLESS Co., Ltd.	1,100	20,595
	Paramount Bed Holdings Co., Ltd.	9,200	182,552
*	Park24 Co., Ltd.	25,900	500,359
	Pasco Corp.	2,400	30,790
	Pasona Group, Inc.	11,300	201,745
	PC Depot Corp.	6,220	25,839
	PCI Holdings, Inc.	1,000	12,866
	Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	40,480
	Penta-Ocean Construction Co., Ltd.	186,200	1,451,680

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	PeptiDream, Inc.	6,300	$269,656
	Persol Holdings Co., Ltd.	23,000	423,573
	Pickles Corp.	1,900	58,434
	Pigeon Corp.	19,100	648,225
	Pilot Corp.	9,400	300,321
	Plenus Co., Ltd.	2,400	44,453
	Pola Orbis Holdings, Inc.	8,500	220,126
	Poletowin Pitcrew Holdings, Inc.	19,800	204,739
	Premium Group Co., Ltd.	1,400	32,399
	Press Kogyo Co., Ltd.	46,100	134,553
#	Pressance Corp.	5,200	76,457
	Prestige International, Inc.	29,200	194,016
	Prima Meat Packers, Ltd.	21,800	688,720
	Pronexus, Inc.	1,200	12,481
*	Prored Partners Co., Ltd.	500	13,842
	Pro-Ship, Inc.	1,200	15,385
	Proto Corp.	12,200	129,811
	PS Mitsubishi Construction Co., Ltd.	19,300	113,690
	Punch Industry Co., Ltd.	11,100	55,856
	Qol Holdings Co., Ltd.	15,600	195,946
	Quick Co., Ltd.	4,000	45,383
	Raccoon Holdings, Inc.	3,200	92,822
	Raito Kogyo Co., Ltd.	20,500	329,661
	Raiznext Corp.	9,100	96,019
	Rakus Co., Ltd.	25,000	509,122
	Rakuten Group, Inc.	47,700	606,370
	Rasa Corp.	2,600	21,365
	Rasa Industries, Ltd.	4,600	92,222
	Raysum Co., Ltd.	4,300	33,264
	Recruit Holdings Co., Ltd.	103,500	4,666,554
	Relia, Inc.	12,300	146,388
	Relo Group, Inc.	26,000	534,314
	Renaissance, Inc.	4,600	47,379
*	Renesas Electronics Corp.	103,300	1,203,253
	Rengo Co., Ltd.	87,400	725,400
*	RENOVA, Inc.	5,400	170,071
	Resona Holdings, Inc.	325,584	1,340,310
	Resorttrust, Inc.	34,400	547,950
	Restar Holdings Corp.	5,600	98,948
	Retail Partners Co., Ltd.	7,700	84,925
	Rheon Automatic Machinery Co., Ltd.	1,200	12,687
	Riberesute Corp.	3,100	24,673
	Ricoh Leasing Co., Ltd.	7,700	244,278
	Ride On Express Holdings Co., Ltd.	4,800	73,735
*	Right On Co., Ltd.	7,700	47,290
	Riken Corp.	3,400	72,890
	Riken Keiki Co., Ltd.	2,500	63,621
	Riken Technos Corp.	17,100	75,384
	Riken Vitamin Co., Ltd.	4,800	59,756
	Rinnai Corp.	1,400	140,580
	Riso Kagaku Corp.	7,360	89,021
	Riso Kyoiku Co., Ltd.	43,200	116,609
	Rock Field Co., Ltd.	2,300	32,393
	Rohm Co., Ltd.	7,900	779,830
	Rohto Pharmaceutical Co., Ltd.	15,600	400,159
	Rokko Butter Co., Ltd.	7,500	109,113
	Roland DG Corp.	8,000	124,347
	Rorze Corp.	4,500	406,203
	RS Technologies Co., Ltd.	2,100	126,588

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Ryobi, Ltd.	13,700	$198,364
	Ryoden Corp.	6,900	103,317
	Ryohin Keikaku Co., Ltd.	44,000	926,691
	Ryosan Co., Ltd.	8,200	161,398
	S Foods, Inc.	2,100	62,502
	S LINE Co., Ltd.	1,300	10,791
	Sac’s Bar Holdings, Inc.	9,350	53,272
	Sagami Rubber Industries Co., Ltd.	2,000	19,188
	Saibu Gas Co., Ltd.	10,200	238,123
	Saizeriya Co., Ltd.	7,200	158,033
	Sakai Chemical Industry Co., Ltd.	6,400	110,507
	Sakai Heavy Industries, Ltd.	1,600	30,343
	Sakai Moving Service Co., Ltd.	5,700	259,912
	Sakata INX Corp.	16,700	155,320
	Sakura Internet, Inc.	9,500	57,316
	Sala Corp.	28,100	156,525
	SAMTY Co., Ltd.	9,500	173,999
	San Holdings, Inc.	3,200	30,849
	San ju San Financial Group, Inc.	6,990	82,903
	San-A Co., Ltd.	4,400	168,974
	San-Ai Oil Co., Ltd.	27,500	308,562
#*	Sanden Holdings Corp.	7,000	23,292
	Sanei Architecture Planning Co., Ltd.	6,800	119,963
	Sangetsu Corp.	5,000	70,518
	San-In Godo Bank, Ltd. (The)	62,700	287,833
*	Sanix, Inc.	10,700	33,000
*	Sanken Electric Co., Ltd.	17,800	831,595
	Sanki Engineering Co., Ltd.	20,500	261,229
	Sanko Gosei, Ltd.	4,800	19,196
	Sanko Metal Industrial Co., Ltd.	1,200	27,336
	Sankyo Co., Ltd.	10,200	263,739
	Sankyo Frontier Co., Ltd.	1,000	35,183
	Sankyo Tateyama, Inc.	9,600	72,172
	Sankyu, Inc.	18,800	802,576
	Sanoh Industrial Co., Ltd.	12,800	134,851
	Sanoyas Holdings Corp.	8,700	11,935
	Sansei Technologies, Inc.	1,000	7,384
	Sansha Electric Manufacturing Co., Ltd.	5,100	42,619
	Sanshin Electronics Co., Ltd.	4,300	78,406
	Santen Pharmaceutical Co., Ltd.	27,200	348,369
	Sanwa Holdings Corp.	66,200	855,246
	Sanyo Chemical Industries, Ltd.	6,400	304,031
	Sanyo Denki Co., Ltd.	1,700	122,451
	Sanyo Electric Railway Co., Ltd.	4,400	74,651
*	Sanyo Special Steel Co., Ltd.	10,100	152,952
	Sanyo Trading Co., Ltd.	11,800	115,486
	Sapporo Holdings, Ltd.	37,600	750,011
	Sato Holdings Corp.	14,500	356,164
	Sato Shoji Corp.	4,800	42,595
	Satori Electric Co., Ltd.	7,500	54,551
	Sawada Holdings Co., Ltd.	8,500	55,698
	Sawai Group Holdings Co., Ltd.	14,900	717,120
	Saxa Holdings, Inc.	2,300	31,126
	SB Technology Corp.	5,200	156,588
	SBI Holdings, Inc.	36,830	1,040,993
*	SBI Insurance Group Co., Ltd.	700	8,671
	SBS Holdings, Inc.	14,000	343,857
	Scala, Inc.	9,000	62,267
	SCREEN Holdings Co., Ltd.	5,100	485,706

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Scroll Corp.	14,700	$134,496
	SCSK Corp.	6,100	353,994
	SEC Carbon, Ltd.	600	40,001
	Secom Co., Ltd.	5,700	475,006
	Seed Co., Ltd.	9,000	60,410
*	Seibu Holdings, Inc.	54,500	586,084
	Seika Corp.	4,300	65,297
	Seikitokyu Kogyo Co., Ltd.	20,100	160,072
	Seiko Epson Corp.	80,000	1,364,928
	Seiko Holdings Corp.	11,900	210,162
	Seiko PMC Corp.	2,100	15,084
	Seino Holdings Co., Ltd.	35,700	490,890
	Seiren Co., Ltd.	20,800	360,139
	Sekisui Chemical Co., Ltd.	98,300	1,713,898
	Sekisui House, Ltd.	25,000	506,316
	Sekisui Jushi Corp.	1,600	31,056
	Sekisui Kasei Co., Ltd.	11,000	57,598
	Senko Group Holdings Co., Ltd.	64,400	592,965
	Senshu Electric Co., Ltd.	3,900	121,400
	Senshu Ikeda Holdings, Inc.	87,240	134,870
	Seria Co., Ltd.	14,500	525,467
	Seven & I Holdings Co., Ltd.	117,900	5,090,463
	Seven Bank, Ltd.	210,600	453,509
#	Sharp Corp.	27,500	464,073
	Shibaura Electronics Co., Ltd.	4,300	138,180
	Shibaura Machine Co., Ltd.	9,900	236,108
	Shibaura Mechatronics Corp.	1,700	92,898
	Shibusawa Warehouse Co., Ltd. (The)	3,000	57,292
	Shibuya Corp.	6,800	206,504
*	Shidax Corp.	4,300	11,452
*	SHIFT, Inc.	300	43,669
	Shiga Bank, Ltd. (The)	16,800	332,033
	Shikibo, Ltd.	5,500	47,047
	Shikoku Bank, Ltd. (The)	13,300	85,031
	Shikoku Electric Power Co., Inc.	41,200	302,558
	Shima Seiki Manufacturing, Ltd.	10,700	215,351
	Shimadzu Corp.	15,400	539,661
	Shimano, Inc.	1,300	297,251
	Shimizu Bank, Ltd. (The)	13,500	195,659
	Shimizu Corp.	142,700	1,169,296
	Shimojima Co., Ltd.	1,700	17,982
	Shin Nippon Air Technologies Co., Ltd.	4,800	94,579
	Shinagawa Refractories Co., Ltd.	2,700	73,877
*	Shindengen Electric Manufacturing Co., Ltd.	2,200	68,628
	Shin-Etsu Chemical Co., Ltd.	17,500	2,954,036
	Shin-Etsu Polymer Co., Ltd.	21,700	205,691
	Shinko Electric Industries Co., Ltd.	17,200	554,724
	Shinko Shoji Co., Ltd.	14,200	97,161
	Shinmaywa Industries, Ltd.	28,800	257,993
	Shinoken Group Co., Ltd.	20,000	214,048
*	Shinsei Bank, Ltd.	33,300	485,725
	Shinsho Corp.	2,400	49,455
	Shionogi & Co., Ltd.	10,200	537,736
	Ship Healthcare Holdings, Inc.	36,000	943,482
	Shiseido Co., Ltd.	29,700	2,161,307
	Shizuki Electric Co., Inc.	4,900	27,810
	Shizuoka Bank, Ltd. (The)	76,400	586,254
	Shizuoka Gas Co., Ltd.	27,900	237,048
	SHO-BOND Holdings Co., Ltd.	3,100	129,411

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shoei Co., Ltd.	8,800	$333,918
	Shoei Foods Corp.	4,400	161,642
	Shofu, Inc.	3,400	62,464
	Showa Denko K.K.	58,400	1,768,329
#	Showa Sangyo Co., Ltd.	8,200	221,709
	Showa Shinku Co., Ltd.	800	12,708
	SIGMAXYZ, Inc.	2,500	48,844
	Siix Corp.	15,800	210,789
	Sinanen Holdings Co., Ltd.	3,600	98,234
	Sinfonia Technology Co., Ltd.	13,400	177,618
	Sinko Industries, Ltd.	8,600	177,059
	SK-Electronics Co., Ltd.	5,300	61,126
	SKY Perfect JSAT Holdings, Inc.	72,000	302,905
*	Skylark Holdings Co., Ltd.	58,400	867,414
	SMC Corp.	500	290,538
	SMK Corp.	2,800	67,027
	SMS Co., Ltd.	21,600	589,394
	Soda Nikka Co., Ltd.	9,000	44,075
	Sodick Co., Ltd.	15,700	142,287
	Softbank Corp.	72,100	929,395
	SoftBank Group Corp.	304,192	27,410,926
	Softcreate Holdings Corp.	4,200	94,963
	Software Service, Inc.	600	56,241
	Sohgo Security Services Co., Ltd.	4,000	175,371
	Sojitz Corp.	265,800	793,983
	Soken Chemical & Engineering Co., Ltd.	2,700	51,422
	Solasto Corp.	16,200	211,040
	Soliton Systems K.K.	3,000	47,956
	Sompo Holdings, Inc.	23,475	872,452
	Sony Group Corp.	88,100	8,808,141
	Sony Group Corp., Sponsored ADR	41,118	4,118,379
	Sotetsu Holdings, Inc.	14,400	292,951
	Space Co., Ltd.	2,820	22,940
	Space Value Holdings Co., Ltd.	17,900	122,154
	Sparx Group Co., Ltd.	45,200	118,162
	SPK Corp.	2,400	28,608
	S-Pool, Inc.	8,400	72,090
	Square Enix Holdings Co., Ltd.	7,200	399,242
	SRA Holdings	5,600	131,571
	St Marc Holdings Co., Ltd.	8,000	123,948
	Stanley Electric Co., Ltd.	20,000	572,528
	Star Mica Holdings Co., Ltd.	2,000	20,151
	Star Micronics Co., Ltd.	21,900	330,081
	Starts Corp., Inc.	21,200	519,252
	Starzen Co., Ltd.	5,000	101,620
	St-Care Holding Corp.	4,900	52,839
	Stella Chemifa Corp.	4,900	133,936
	Step Co., Ltd.	1,700	25,193
	Strike Co., Ltd.	3,700	154,886
	Studio Alice Co., Ltd.	6,500	138,173
	Subaru Corp.	81,200	1,509,788
	Sugi Holdings Co., Ltd.	5,300	407,062
	Sugimoto & Co., Ltd.	4,100	84,680
	SUMCO Corp.	75,600	1,955,179
	Sumida Corp.	16,700	170,487
	Suminoe Textile Co., Ltd.	2,900	53,157
	Sumitomo Bakelite Co., Ltd.	10,800	437,330
	Sumitomo Chemical Co., Ltd.	297,055	1,516,227
	Sumitomo Corp.	67,900	922,692

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Dainippon Pharma Co., Ltd.	18,200	$315,975
	Sumitomo Densetsu Co., Ltd.	8,200	174,082
	Sumitomo Electric Industries, Ltd.	149,900	2,230,497
	Sumitomo Forestry Co., Ltd.	82,800	1,911,855
	Sumitomo Heavy Industries, Ltd.	44,900	1,306,886
	Sumitomo Metal Mining Co., Ltd.	34,800	1,473,374
	Sumitomo Mitsui Construction Co., Ltd.	126,320	538,965
	Sumitomo Mitsui Financial Group, Inc.	86,283	3,031,011
	Sumitomo Mitsui Trust Holdings, Inc.	36,044	1,228,473
	Sumitomo Osaka Cement Co., Ltd.	16,800	533,542
*	Sumitomo Precision Products Co., Ltd.	1,200	23,751
	Sumitomo Realty & Development Co., Ltd.	24,100	804,480
	Sumitomo Riko Co., Ltd.	21,900	142,165
	Sumitomo Rubber Industries, Ltd.	92,834	1,150,008
	Sumitomo Seika Chemicals Co., Ltd.	5,300	188,428
	Sun Frontier Fudousan Co., Ltd.	23,300	203,384
	Suncall Corp.	8,000	32,765
	Sundrug Co., Ltd.	11,600	395,308
	Suntory Beverage & Food, Ltd.	25,400	857,385
	Sun-Wa Technos Corp.	5,200	52,171
*	SuRaLa Net Co., Ltd.	600	19,166
	Suruga Bank, Ltd.	20,200	72,391
	Suzuken Co., Ltd.	9,360	337,311
	Suzuki Co., Ltd.	4,800	51,946
	Suzuki Motor Corp.	28,100	1,066,297
	SWCC Showa Holdings Co., Ltd.	45,000	651,698
	Sysmex Corp.	15,200	1,518,230
	System Information Co., Ltd.	2,300	21,074
	System Research Co., Ltd.	2,400	44,096
	Systena Corp.	28,200	579,089
	Syuppin Co., Ltd.	9,000	95,883
	T Hasegawa Co., Ltd.	8,200	153,203
*	T RAD Co., Ltd.	3,900	67,791
	T&D Holdings, Inc.	70,300	862,740
	T&K Toka Co., Ltd.	6,900	47,865
	Tachibana Eletech Co., Ltd.	6,120	87,602
	Tachikawa Corp.	5,200	61,670
#	Tachi-S Co., Ltd.	11,000	114,416
	Tadano, Ltd.	37,100	377,184
	Taihei Dengyo Kaisha, Ltd.	5,300	128,729
	Taiheiyo Cement Corp.	54,922	1,378,924
	Taiheiyo Kouhatsu, Inc.	2,700	16,361
	Taiho Kogyo Co., Ltd.	6,900	60,933
	Taikisha, Ltd.	5,600	150,990
	Taiko Bank, Ltd. (The)	1,500	20,308
	Taiko Pharmaceutical Co., Ltd.	1,000	10,853
	Taisei Corp.	54,400	2,009,986
	Taisei Lamick Co., Ltd.	1,700	42,500
	Taiyo Holdings Co., Ltd.	4,800	232,401
	Taiyo Yuden Co., Ltd.	34,500	1,583,494
	Takamatsu Construction Group Co., Ltd.	6,000	113,172
	Takamatsu Machinery Co., Ltd.	600	3,968
	Takamiya Co., Ltd.	11,200	52,878
	Takaoka Toko Co., Ltd.	3,380	46,333
	Takara & Co., Ltd.	2,000	33,592
	Takara Holdings, Inc.	19,000	245,322
	Takara Leben Co., Ltd.	58,700	188,166
	Takara Standard Co., Ltd.	14,500	204,346
	Takasago International Corp.	5,000	120,826

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takasago Thermal Engineering Co., Ltd.	12,000	$180,853
	Takashima & Co., Ltd.	1,600	25,597
	Takashimaya Co., Ltd.	46,600	515,153
*	Take And Give Needs Co., Ltd.	4,820	36,381
	TAKEBISHI Corp.	3,900	52,934
	Takeda Pharmaceutical Co., Ltd.	56,208	1,877,375
	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,265	87,919
	Takeei Corp.	13,100	148,732
	Takemoto Yohki Co., Ltd.	3,400	29,054
	Takeuchi Manufacturing Co., Ltd.	15,900	428,599
	Takihyo Co., Ltd.	2,500	42,646
	Takisawa Machine Tool Co., Ltd.	2,300	23,985
	Tama Home Co., Ltd.	10,000	231,726
	Tamron Co., Ltd.	7,000	151,793
	Tamura Corp.	28,000	129,564
	Tanseisha Co., Ltd.	10,300	78,192
	Tatsuta Electric Wire and Cable Co., Ltd.	17,800	97,106
	Tayca Corp.	6,500	81,754
	Tbk Co., Ltd.	9,700	36,585
	TDC Soft, Inc.	1,200	11,686
	TDK Corp., Sponsored ADR	7,012	956,086
	TDK Corp.	16,000	2,169,806
	TechMatrix Corp.	11,400	218,852
	TechnoPro Holdings, Inc.	14,100	1,036,930
	Teijin, Ltd.	93,700	1,542,723
	Teikoku Electric Manufacturing Co., Ltd.	4,400	53,410
	Tekken Corp.	4,900	81,993
	Terasaki Electric Co., Ltd.	800	8,859
	Terumo Corp.	52,000	1,966,235
	T-Gaia Corp.	6,700	114,932
	THK Co., Ltd.	22,800	777,814
	TIS, Inc.	46,100	1,143,753
	Toa Corp.	10,300	80,039
	Toa Corp.	7,700	172,885
	Toa Oil Co., Ltd.	2,500	62,071
	TOA ROAD Corp.	2,400	98,383
	Tobishima Corp.	10,210	102,222
	Tobu Railway Co., Ltd.	15,700	404,275
	Tocalo Co., Ltd.	33,200	450,715
	Tochigi Bank, Ltd. (The)	40,300	64,194
	Toda Corp.	65,000	464,055
*	Toda Kogyo Corp.	2,100	39,430
#	Toei Animation Co., Ltd.	4,900	557,529
	Toei Co., Ltd.	600	133,941
	Toell Co., Ltd.	2,100	16,111
	Toenec Corp.	3,900	135,715
	Togami Electric Manufacturing Co., Ltd.	800	14,394
	Toho Bank, Ltd. (The)	68,800	134,116
	Toho Co., Ltd.	3,500	139,485
*	Toho Co., Ltd.	3,800	59,987
	Toho Gas Co., Ltd.	8,500	473,726
	Toho Holdings Co., Ltd.	20,600	348,516
	Toho Titanium Co., Ltd.	20,600	189,356
	Toho Zinc Co., Ltd.	3,600	74,975
	Tohoku Bank, Ltd. (The)	4,000	37,966
	Tohoku Electric Power Co., Inc.	37,800	333,924
	Tokai Carbon Co., Ltd.	86,100	1,401,115
	Tokai Corp.	6,600	145,174
	TOKAI Holdings Corp.	59,200	484,398

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokai Lease Co., Ltd.	200	$2,560
	Tokai Rika Co., Ltd.	32,400	524,512
	Tokai Tokyo Financial Holdings, Inc.	93,600	351,623
	Tokio Marine Holdings, Inc.	32,700	1,568,190
	Tokushu Tokai Paper Co., Ltd.	4,200	169,306
	Tokuyama Corp.	45,600	1,030,451
*	Tokyo Base Co., Ltd.	6,600	41,402
	Tokyo Century Corp.	16,700	1,032,420
*	Tokyo Electric Power Co. Holdings, Inc.	129,188	383,066
	Tokyo Electron Device, Ltd.	1,000	51,874
	Tokyo Electron, Ltd.	11,200	5,086,902
	Tokyo Gas Co., Ltd.	28,000	568,229
	Tokyo Individualized Educational Institute, Inc.	2,600	13,635
	Tokyo Keiki, Inc.	5,500	52,500
	Tokyo Kiraboshi Financial Group, Inc.	11,413	124,153
	Tokyo Ohka Kogyo Co., Ltd.	6,800	450,631
	Tokyo Rakutenchi Co., Ltd.	1,000	39,081
*	Tokyo Rope Manufacturing Co., Ltd.	1,700	16,176
	Tokyo Sangyo Co., Ltd.	9,500	52,180
	Tokyo Seimitsu Co., Ltd.	14,600	690,123
	Tokyo Steel Manufacturing Co., Ltd.	39,000	378,684
	Tokyo Tatemono Co., Ltd.	68,900	1,020,085
	Tokyo Tekko Co., Ltd.	4,500	78,274
*	Tokyo Theatres Co., Inc.	3,800	42,872
	Tokyotokeiba Co., Ltd.	5,300	286,979
	Tokyu Construction Co., Ltd.	55,100	285,183
	Tokyu Corp.	26,000	334,380
	Tokyu Fudosan Holdings Corp.	194,925	1,084,938
	Toli Corp.	21,200	48,082
	Tomato Bank, Ltd.	3,500	32,932
	Tomen Devices Corp.	1,600	57,446
	Tomoe Corp.	15,300	51,649
	Tomoe Engineering Co., Ltd.	3,600	68,549
#*	Tomoegawa Co., Ltd.	1,400	10,101
	Tomoku Co., Ltd.	5,000	81,414
	TOMONY Holdings, Inc.	62,000	166,988
	Tomy Co., Ltd.	55,100	473,131
	Tonami Holdings Co., Ltd.	2,700	131,240
	Topcon Corp.	62,000	845,894
	Topre Corp.	18,800	251,619
	Topy Industries, Ltd.	9,700	117,427
	Toray Industries, Inc.	279,400	1,737,369
*	Toridoll Holdings Corp.	27,000	426,309
*	Torikizoku Holdings Co., Ltd.	2,100	30,500
	Torishima Pump Manufacturing Co., Ltd.	8,300	66,815
	Tosei Corp.	21,800	215,802
	Toshiba Corp.	11,900	491,842
	Toshiba TEC Corp.	12,900	515,471
	Tosho Co., Ltd.	5,400	88,578
	Tosoh Corp.	79,700	1,412,676
	Totech Corp.	2,900	77,711
	Totetsu Kogyo Co., Ltd.	7,900	183,100
	TOTO, Ltd.	9,900	514,702
	Totoku Electric Co., Ltd.	1,700	38,689
	Tottori Bank, Ltd. (The)	4,000	41,062
	Tow Co., Ltd.	16,200	46,952
	Towa Bank, Ltd. (The)	15,900	88,376
	Towa Corp.	6,600	130,074
	Towa Pharmaceutical Co., Ltd.	15,000	310,577

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Construction Co., Ltd.	48,000	$257,391
	Toyo Denki Seizo K.K.	2,600	29,939
#*	Toyo Engineering Corp.	13,700	87,812
	Toyo Ink SC Holdings Co., Ltd.	16,100	297,230
	Toyo Kanetsu K.K.	4,300	98,540
#	Toyo Logistics Co., Ltd.	6,800	19,593
	Toyo Machinery & Metal Co., Ltd.	7,600	36,469
	Toyo Securities Co., Ltd.	26,300	40,508
	Toyo Seikan Group Holdings, Ltd.	39,000	457,093
	Toyo Suisan Kaisha, Ltd.	18,800	766,569
	Toyo Tanso Co., Ltd.	5,500	107,907
	Toyo Tire Corp.	66,600	1,218,528
#	Toyo Wharf & Warehouse Co., Ltd.	2,200	30,355
	Toyobo Co., Ltd.	46,200	558,932
	Toyoda Gosei Co., Ltd.	35,700	875,017
	Toyota Boshoku Corp.	37,500	699,620
	Toyota Motor Corp., Sponsored ADR	38,395	5,788,814
	Toyota Motor Corp.	196,920	14,734,413
	Toyota Tsusho Corp.	25,100	1,063,599
	TPR Co., Ltd.	14,100	202,350
	Traders Holdings Co., Ltd.	3,120	9,732
	Trancom Co., Ltd.	4,800	372,586
	Transaction Co., Ltd.	4,200	49,923
	Trend Micro, Inc.	20,700	985,297
	Tri Chemical Laboratories, Inc.	8,000	266,097
	Trusco Nakayama Corp.	8,200	212,013
	Tsubaki Nakashima Co., Ltd.	23,900	356,467
	Tsubakimoto Chain Co.	12,400	332,481
	Tsubakimoto Kogyo Co., Ltd.	1,500	47,123
*	Tsudakoma Corp.	1,800	14,887
	Tsugami Corp.	27,000	431,372
*	Tsukada Global Holdings, Inc.	10,100	31,414
	Tsukishima Kikai Co., Ltd.	9,600	106,331
	Tsukuba Bank, Ltd.	35,900	55,870
	Tsumura & Co.	8,400	279,751
	Tsuruha Holdings, Inc.	5,200	601,111
	Tsurumi Manufacturing Co., Ltd.	6,800	107,634
	Tv Tokyo Holdings Corp.	5,300	107,443
*	UACJ Corp.	20,791	482,369
	Ube Industries, Ltd.	61,220	1,237,901
	Uchida Yoko Co., Ltd.	3,400	145,469
	Ulvac, Inc.	15,400	703,805
	Unicharm Corp.	18,000	699,666
#	Uniden Holdings Corp.	1,400	32,665
	Union Tool Co.	2,100	66,484
	Unipres Corp.	23,200	222,696
*	United Arrows, Ltd.	8,200	144,140
	United Super Markets Holdings, Inc.	25,200	254,969
	UNITED, Inc.	4,700	55,742
*	Unitika, Ltd.	39,400	137,375
*	Universal Entertainment Corp.	6,600	160,558
	UPR Corp.	700	18,278
	Urbanet Corp. Co., Ltd.	10,100	28,641
	Usen-Next Holdings Co., Ltd.	2,200	40,958
	USS Co., Ltd.	12,400	225,008
	UT Group Co., Ltd.	9,400	312,770
	Utoc Corp.	7,600	36,043
	V Technology Co., Ltd.	4,000	201,867
	Valor Holdings Co., Ltd.	21,200	452,890

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Valqua, Ltd.	8,100	$153,781
	Value HR Co., Ltd.	1,000	15,066
	ValueCommerce Co., Ltd.	9,900	317,463
	V-Cube, Inc.	2,300	60,032
	Vector, Inc.	9,500	81,626
	Vertex Corp.	3,020	70,694
*	Village Vanguard Co., Ltd.	2,800	25,096
*	Vision, Inc.	8,100	74,739
	Vital KSK Holdings, Inc.	15,200	97,700
	VT Holdings Co., Ltd.	57,900	223,289
	Wacoal Holdings Corp.	17,300	390,542
	Wacom Co., Ltd.	20,600	132,049
	Wakachiku Construction Co., Ltd.	5,800	67,568
	Wakita & Co., Ltd.	15,200	146,296
	Warabeya Nichiyo Holdings Co., Ltd.	6,700	119,251
#	Watahan & Co., Ltd.	8,400	99,156
	WDB Holdings Co., Ltd.	2,900	61,831
	Weathernews, Inc.	1,400	68,238
	Welcia Holdings Co., Ltd.	17,200	536,587
	West Holdings Corp.	11,024	358,916
	West Japan Railway Co.	8,600	475,458
	Will Group, Inc.	6,200	57,723
	WIN-Partners Co., Ltd.	5,000	44,949
	Wood One Co., Ltd.	3,700	49,143
#	Workman Co., Ltd.	800	52,145
	World Holdings Co., Ltd.	4,300	109,165
	Wowow, Inc.	3,400	82,850
	Xebio Holdings Co., Ltd.	9,600	76,081
	YAC Holdings Co., Ltd.	4,800	41,100
	Yachiyo Industry Co., Ltd.	3,600	21,368
	Yahagi Construction Co., Ltd.	13,000	93,602
	Yakult Honsha Co., Ltd.	3,000	146,030
	YAMABIKO Corp.	14,900	160,839
	YAMADA Consulting Group Co., Ltd.	5,200	54,644
	Yamada Holdings Co., Ltd.	96,040	478,110
	Yamagata Bank, Ltd. (The)	9,800	90,119
	Yamaguchi Financial Group, Inc.	55,600	328,864
	Yamaha Corp.	4,400	240,132
	Yamaha Motor Co., Ltd.	75,400	1,883,914
	Yamaichi Electronics Co., Ltd.	11,400	169,038
	YA-MAN, Ltd.	10,400	142,041
	Yamanashi Chuo Bank, Ltd. (The)	11,500	87,026
	Yamatane Corp.	4,600	60,864
	Yamato Holdings Co., Ltd.	28,900	815,091
	Yamaura Corp.	1,900	15,507
	Yamaya Corp.	2,500	52,901
	Yamazaki Baking Co., Ltd.	26,000	412,126
	Yamazen Corp.	13,400	119,764
	Yaoko Co., Ltd.	8,800	561,325
	Yashima Denki Co., Ltd.	6,000	52,155
	Yaskawa Electric Corp.	5,200	239,693
	Yasunaga Corp.	4,700	49,904
	YE DIGITAL Corp.	2,200	12,705
	Yellow Hat, Ltd.	14,400	242,145
	Yokogawa Bridge Holdings Corp.	11,700	220,535
	Yokogawa Electric Corp.	25,800	468,350
	Yokohama Reito Co., Ltd.	16,100	129,067
	Yokohama Rubber Co., Ltd. (The)	61,500	1,143,672
	Yokowo Co., Ltd.	9,400	229,341

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yondenko Corp.	2,000	$59,127
	Yondoshi Holdings, Inc.	4,200	71,299
	Yorozu Corp.	8,700	94,274
	Yotai Refractories Co., Ltd.	8,000	76,928
*	Yuasa Funashoku Co., Ltd.	400	11,014
	Yuasa Trading Co., Ltd.	6,100	165,954
	Yuken Kogyo Co., Ltd.	1,600	23,858
	Yurtec Corp.	15,400	109,913
	Yushiro Chemical Industry Co., Ltd.	3,700	37,353
	Z Holdings Corp.	170,300	785,469
	Zenrin Co., Ltd.	13,950	147,181
	Zensho Holdings Co., Ltd.	25,537	640,474
	Zeon Corp.	69,900	1,114,539
	ZOZO, Inc.	27,300	918,208
	Zuiko Corp.	4,800	46,925

TOTAL JAPAN			636,240,687

MALAYSIA — (0.6%)
#	Duopharma Biotech Bhd	55,868	38,814
	7-Eleven Malaysia Holdings Bhd, Class B	145,056	52,390
#	Aeon Co. M Bhd	243,200	75,885
	AEON Credit Service M Bhd	49,150	148,673
	AFFIN Bank Bhd	135,418	57,806
#*	AirAsia Group Bhd	115,300	24,447
*	Alliance Bank Malaysia Bhd	376,100	238,529
	Allianz Malaysia Bhd	6,100	19,646
	AMMB Holdings Bhd	513,700	373,305
	Astro Malaysia Holdings Bhd	206,700	49,959
	Axiata Group Bhd	464,910	438,981
	Batu Kawan Bhd	32,700	147,680
*	Berjaya Assets Bhd	277,000	21,598
#*	Berjaya Corp. Bhd	1,209,254	98,801
	Berjaya Sports Toto Bhd	319,825	159,256
	BIMB Holdings Bhd	160,600	151,983
#*	Boustead Holdings Bhd	220,899	31,800
	Boustead Plantations Bhd	158,480	22,221
	British American Tobacco Malaysia Bhd	45,900	160,586
*	Bumi Armada Bhd	999,100	99,120
	Bursa Malaysia Bhd	219,300	451,253
#	Cahya Mata Sarawak Bhd	219,000	109,405
	Carlsberg Brewery Malaysia Bhd, Class B	50,200	280,313
	CB Industrial Product Holding Bhd	102,800	31,325
#	CIMB Group Holdings Bhd	415,633	419,601
#	Comfort Glove Bhd	24,900	16,724
*	Cypark Resources Bhd	91,500	29,446
	D&O Green Technologies Bhd	248,900	283,662
	Datasonic Group Bhd	427,400	60,929
*	Dayang Enterprise Holdings Bhd	309,472	105,667
	Dialog Group Bhd	380,058	281,736
	DiGi.Com Bhd	245,600	251,137
	DRB-Hicom Bhd	359,300	166,971
	Dufu Technology Corp. Bhd	24,700	26,333
	Dutch Lady Milk Industries Bhd	4,500	38,222
	Eastern & Oriental Bhd	315,069	46,078
#	Eco World Development Group Bhd	481,100	72,825
#	Ekovest BHD	326,000	36,559
	Fraser & Neave Holdings Bhd	26,500	193,799
	Frontken Corp. Bhd	483,450	369,310
	Gabungan AQRS Bhd	170,034	26,324

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Gadang Holdings Bhd	76,950	$7,878
*	Gamuda Bhd	438,691	377,812
#	Gas Malaysia Bhd	80,000	53,067
	Genting Malaysia Bhd	510,600	358,653
#	Genting Plantations Bhd	25,000	53,222
	George Kent Malaysia Bhd	195,300	38,573
	Globetronics Technology Bhd	190,533	104,007
#	Guan Chong Bhd	109,000	78,389
	Hai-O Enterprise Bhd	81,100	42,737
	HAP Seng Consolidated Bhd	209,180	409,904
	Hartalega Holdings Bhd	150,500	377,079
#	Heineken Malaysia Bhd	39,900	251,041
	Hengyuan Refining Co. Bhd	58,600	76,639
	HeveaBoard Bhd	142,700	22,808
	Hiap Teck Venture Bhd	425,300	65,813
	Hibiscus Petroleum Bhd	486,400	73,749
	Hong Leong Bank Bhd	22,032	95,768
	Hong Leong Financial Group Bhd	43,353	175,366
#	Hong Leong Industries Bhd	36,400	83,953
	IHH Healthcare Bhd	20,400	26,776
	IJM Corp. Bhd	958,320	455,841
	IJM Plantations Bhd	34,500	15,241
	Inari Amertron Bhd	685,988	575,673
	IOI Corp. Bhd	94,226	94,041
	IOI Properties Group Bhd	412,924	137,937
*	Iskandar Waterfront City Bhd	179,900	20,866
#*	JAKS Resources Bhd	521,819	78,230
#*	Jaya Tiasa Holdings Bhd	170,800	29,504
	JHM Consolidation Bhd	81,400	38,783
	Kerjaya Prospek Group Bhd	151,176	49,743
#	Kossan Rubber Industries	312,600	338,023
	KPJ Healthcare Bhd	522,800	130,141
*	KSL Holdings Bhd	222,492	33,939
	Kuala Lumpur Kepong Bhd	13,618	73,095
*	LBS Bina Group Bhd	304,550	36,761
	Leong Hup International Bhd	160,800	27,841
	Lii Hen Industries Bhd	52,800	44,059
	Lingkaran Trans Kota Holdings Bhd	48,400	44,393
	Lotte Chemical Titan Holding Bhd	123,800	97,460
#	LPI Capital Bhd	38,184	128,768
#	Magni-Tech Industries Bhd	170,666	96,153
	Magnum Bhd	254,419	130,997
#	Mah Sing Group Bhd	576,440	144,619
	Malakoff Corp. Bhd	339,500	69,996
	Malayan Banking Bhd	202,582	406,870
	Malayan Flour Mills Bhd	239,200	54,871
	Malaysia Airports Holdings Bhd	327,092	477,698
	Malaysia Building Society Bhd	633,857	97,370
	Malaysian Pacific Industries Bhd	44,675	422,317
	Malaysian Resources Corp. Bhd	906,300	99,417
	Matrix Concepts Holdings Bhd	164,475	76,209
#	Maxis Bhd	131,200	147,284
	Mega First Corp. Bhd	90,200	160,303
	MISC Bhd	195,180	322,754
	MKH Bhd	124,324	41,511
	MMC Corp. Bhd	227,500	61,547
	MNRB Holdings Bhd	70,000	21,007
*	MPHB Capital Bhd	114,100	36,478
	Muda Holdings Bhd	76,200	52,253

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Muhibbah Engineering M Bhd	122,000	$29,731
	My EG Services Bhd	311,636	147,955
	Nestle Malaysia Bhd	3,300	109,278
	Padini Holdings Bhd	269,400	190,554
	Panasonic Manufacturing Malaysia Bhd	4,500	34,261
	Pantech Group Holdings Bhd	195,129	25,436
	Pentamaster Corp. Bhd	171,225	242,847
#	Petron Malaysia Refining & Marketing Bhd	36,200	40,433
	Petronas Chemicals Group Bhd	233,600	467,212
	Petronas Dagangan Bhd	26,000	127,785
	Petronas Gas Bhd	48,500	186,206
#*	Pos Malaysia Bhd	150,400	32,081
	Press Metal Aluminium Holdings Bhd	586,878	744,440
	Public Bank Bhd	2,024,200	2,049,353
	QL Resources Bhd	259,057	382,587
	Ranhill Utilities Bhd	143,834	28,434
	RHB Bank Bhd	215,943	274,399
*	Sapura Energy Bhd	3,166,243	103,257
#	Sarawak Oil Palms Bhd	77,957	71,466
	Scientex Bhd	373,800	382,378
	Serba Dinamik Holdings Bhd	404,670	163,422
	Shangri-La Hotels Malaysia Bhd	15,100	13,713
	Sime Darby Bhd	514,922	283,983
#	Sime Darby Plantation Bhd	95,622	105,914
	Sime Darby Property Bhd	469,822	76,172
#	SKP Resources Bhd	317,250	128,222
#*	SP Setia Bhd Group	489,024	122,926
	Sunway Bhd	476,189	188,191
	Sunway Construction Group Bhd	111,780	47,440
	Supermax Corp. Bhd	270,197	396,595
	Syarikat Takaful Malaysia Keluarga Bhd	107,200	116,627
	Ta Ann Holdings Bhd	80,257	55,377
	Taliworks Corp. Bhd	69,500	14,241
	Telekom Malaysia Bhd	212,548	296,092
	Tenaga Nasional Bhd	141,950	344,927
	Thong Guan Industries Bhd	46,400	29,069
	TIME dotCom Bhd	66,000	223,543
	TMC Life Sciences Bhd	72,700	12,767
#	Top Glove Corp. Bhd	558,600	768,878
*	Tropicana Corp. Bhd	220,288	48,378
	TSH Resources Bhd	164,100	42,815
*	Tune Protect Group Bhd	178,800	18,736
	Uchi Technologies Bhd	87,900	67,215
	UEM Edgenta Bhd	78,600	35,481
#*	UEM Sunrise Bhd	605,058	62,699
	UMW Holdings Bhd	75,400	60,696
	United Plantations Bhd	22,600	78,299
	UOA Development Bhd	304,400	136,663
#*	Velesto Energy Bhd	1,276,083	50,999
	ViTrox Corp. Bhd	25,900	101,459
*	WCT Holdings Bhd	79,200	10,045
	Westports Holdings Bhd	163,100	171,071
	Yinson Holdings Bhd	240,900	306,729
	YNH Property Bhd	134,015	90,240
*	YTL Corp. Bhd	1,300,340	226,737
*	YTL Power International Bhd	260,953	46,188

TOTAL MALAYSIA			24,464,968

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (0.7%)
#	Alfa S.A.B. de C.V., Class A	1,725,090	$1,202,462
	Alpek S.A.B. de C.V.	236,508	264,097
#*	Alsea S.A.B. de C.V.	194,721	320,192
	America Movil S.A.B. de C.V.	1,806,998	1,265,800
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	25,067	349,434
	Arca Continental S.A.B. de C.V.	60,382	324,877
#*	Axtel S.A.B. de C.V.	675,377	182,372
*	Banco del Bajio SA	77,827	123,673
	Becle S.A.B. de C.V.	20,571	49,363
	Bolsa Mexicana de Valores S.A.B. de C.V.	223,741	497,804
*	Cemex S.A.B. de C.V.	2,989,044	2,360,898
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,122	146,640
	Coca-Cola Femsa S.A.B. de C.V.	13,300	62,387
*	Consorcio ARA S.A.B. de C.V.	305,857	78,514
*	Controladora Nemak SAB de CV	1,725,090	236,745
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,370	250,070
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	25,993	42,319
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	201,577	394,656
	Corp. Moctezuma S.A.B. de C.V.	73,800	227,663
#*	Credito Real S.A.B. de C.V. Sofom ER	85,587	38,871
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	36,745	154,838
*	Empresas ICA S.A.B. de C.V.	117,564	557
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	16,400	6,072
	Fomento Economico Mexicano S.A.B. de C.V.	40,078	311,076
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	527	40,842
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	221,511	222,965
*	Gentera S.A.B. de C.V.	391,739	198,026
	Gruma S.A.B. de C.V., Class B	75,569	823,063
#*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	179,878	1,123,916
#*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,537	979,450
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	33,125	340,996
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,878	489,548
	Grupo Bimbo S.A.B. de C.V., Class A	308,728	616,328
#*	Grupo Carso S.A.B. de C.V.	76,516	217,948
	Grupo Cementos de Chihuahua S.A.B. de C.V.	47,506	335,124
	Grupo Comercial Chedraui S.A. de C.V.	184,226	287,020
	Grupo Elektra S.A.B. de C.V.	13,808	1,034,779
	Grupo Financiero Banorte S.A.B. de C.V., Class O	479,832	2,724,505
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	427,783	399,126
*	Grupo GICSA SAB de CV	109,089	16,210
	Grupo Herdez S.A.B. de C.V.	82,896	173,919
	Grupo Industrial Saltillo S.A.B. de C.V.	11,906	16,163
	Grupo Lala S.A.B. de C.V.	93,077	68,279
	Grupo Lamosa S.A.B. de C.V.	35,276	73,671
	Grupo Mexico S.A.B. de C.V., Class B	478,824	2,171,810
#	Grupo Rotoplas S.A.B. de C.V.	31,616	56,187
*	Grupo Sanborns S.A.B. de C.V.	53,862	49,722
	Grupo Simec S.A.B. de C.V., Sponsored ADR	1,049	14,843
	Grupo Simec S.A.B. de C.V., Class B	35,729	173,733
*	Grupo Televisa S.A.B., Sponsored ADR	60,021	743,060
*	Grupo Televisa S.A.B.	402,868	1,003,739
*	Grupo Traxion S.A.B. de C.V.	33,240	53,674
*	Hoteles City Express S.A.B. de C.V.	167,851	63,886
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	266	11,829
	Industrias Bachoco S.A.B. de C.V.	63,591	235,441
	Industrias CH S.A.B. de C.V.	83,707	578,474
#*	Industrias Penoles S.A.B. de C.V.	52,736	677,469
*	Infraestructura Energetica Nova S.A.B. de C.V.	24,280	104,278
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	331,712	574,932

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	La Comer S.A.B. de C.V.	254,723	$476,576
	Megacable Holdings S.A.B. de C.V.	228,273	835,810
*	Minera Frisco S.A.B. de C.V., Class A1	88,464	19,084
#*	Minera Frisco S.A.B. de C.V., Class A2	121,641	24,680
#	Nemak S.A.B. de C.V.	176,334	51,707
	Orbia Advance Corp. S.A.B. de C.V.	480,909	1,345,130
	Organizacion Cultiba S.A.B. de C.V.	12,061	7,502
*	Organizacion Soriana S.A.B. de C.V., Class B	151,399	133,559
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	59,752	459,769
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	4,232	22,588
#	Qualitas Controladora S.A.B. de C.V.	57,781	314,477
*	Regional S.A.B. de C.V.	124,507	635,227
#*	Telesites S.A.B. de C.V.	437,806	417,987
#*	Unifin Financiera S.A.B. de C.V.	72,020	82,981
	Vitro S.A.B. de C.V.	16,205	20,799
	Wal-Mart de Mexico S.A.B. de C.V.	141,333	463,482

TOTAL MEXICO			30,897,693

NETHERLANDS — (2.3%)
	Aalberts NV	56,572	3,056,353
*	ABN AMRO Bank NV	85,738	1,107,060
*	Accell Group NV	7,998	412,517
*	Adyen NV	359	883,532
	Aegon NV	324,333	1,503,065
	Aegon NV	224,313	1,029,597
*	AFC Ajax NV	546	10,265
#	Akzo Nobel NV	57,385	6,890,144
	AMG Advanced Metallurgical Group NV	7,810	299,152
	Amsterdam Commodities NV	8,922	221,470
	APERAM SA	21,724	1,124,378
*	Arcadis NV	35,390	1,488,586
*	ArcelorMittal SA	11,871	345,097
#*	ArcelorMittal SA	72,449	2,122,030
	ASM International NV	15,323	4,648,646
	ASML Holding NV N07059210	20,680	13,402,384
	ASR Nederland NV	69,762	3,046,884
*	Basic-Fit NV	9,579	431,207
	BE Semiconductor Industries NV	44,536	3,596,961
*	Beter Bed Holding NV	7,640	49,745
*	Boskalis Westminster	33,152	1,058,121
*	Brunel International NV	6,552	87,562
	Coca-Cola European Partners P.L.C.	38,559	2,178,498
	Corbion NV	29,168	1,708,137
	ForFarmers NV	13,965	93,001
*	Fugro NV	26,659	277,522
*	GrandVision NV	24,330	786,988
	Heijmans NV	11,972	191,368
	Heineken NV	35,506	4,118,676
*	Hunter Douglas NV	1,878	153,519
	IMCD NV	12,404	1,801,671
#	ING Groep NV, Sponsored ADR	92,618	1,179,953
	ING Groep NV	202,247	2,583,701
*	Intertrust NV	26,987	499,672
	Kendrion NV	6,978	195,228
	Koninklijke Ahold Delhaize NV, Sponsored ADR	787	21,148
	Koninklijke Ahold Delhaize NV	286,166	7,701,273
*	Koninklijke BAM Groep NV	95,389	264,150
	Koninklijke DSM NV	21,901	3,926,848
	Koninklijke KPN NV	1,115,386	3,847,650

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke Philips NV	38,089	$2,157,361
	Koninklijke Vopak NV	32,158	1,472,457
#*	Lucas Bols NV	700	9,942
	Nedap N.V.	2,302	153,703
	NN Group NV	65,270	3,255,567
*	OCI NV	25,727	599,600
	Ordina NV	48,363	201,455
	PostNL NV	159,557	833,436
	Prosus N.V.	13,693	1,486,123
	Randstad NV	54,733	3,949,103
	SBM Offshore NV	71,733	1,245,183
*	Signify NV	58,378	3,315,233
*	Sligro Food Group NV	10,761	341,213
*	SNS NV	38,309	0
	TKH Group NV	26,570	1,267,139
*	TomTom NV	24,677	216,604
*	Van Lanschot Kempen NV	2,696	78,911
	Wolters Kluwer NV	37,732	3,412,897

TOTAL NETHERLANDS			102,339,686

NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd. (The)	89,111	487,186
*	Air New Zealand, Ltd.	375,730	466,844
	Arvida Group, Ltd.	151,534	194,676
*	Auckland International Airport, Ltd.	63,337	342,530
	Chorus, Ltd.	200,811	974,110
	Chorus, Ltd., ADR	2,187	54,063
*	Comvita, Ltd.	5,949	14,824
	Contact Energy, Ltd.	59,220	319,635
	EBOS Group, Ltd.	28,871	614,806
	Fisher & Paykel Healthcare Corp., Ltd.	39,615	1,020,993
	Fletcher Building, Ltd.	177,030	920,365
	Fletcher Building, Ltd.	12,299	63,867
	Fonterra Co-operative Group, Ltd.	16,318	53,344
	Freightways, Ltd.	42,759	340,475
	Genesis Energy, Ltd.	104,739	257,513
*	Gentrack Group, Ltd.	5,110	5,725
	Hallenstein Glasson Holdings, Ltd.	13,766	72,423
	Heartland Group Holdings, Ltd.	179,372	231,789
	Infratil, Ltd.	178,376	907,966
*	Kathmandu Holdings, Ltd.	123,458	127,890
	Mainfreight, Ltd.	19,316	1,000,978
	Mercury NZ, Ltd.	28,664	141,991
	Meridian Energy, Ltd.	64,395	245,477
#*	NEW Zealand King Salmon Investments, Ltd.	4,992	5,937
#*	New Zealand Refining Co., Ltd. (The)	70,771	26,242
*	NZME, Ltd.	83,243	46,777
	NZX, Ltd.	72,471	107,228
	Oceania Healthcare, Ltd.	70,584	67,979
	PGG Wrightson, Ltd.	8,801	21,091
#	Port of Tauranga, Ltd.	61,481	325,352
*	Pushpay Holdings, Ltd.	45,552	59,647
*	Restaurant Brands New Zealand, Ltd.	9,039	84,622
	Ryman Healthcare, Ltd.	34,578	349,584
#	Sanford, Ltd.	22,200	73,505
	Scales Corp., Ltd.	45,399	148,066
	Skellerup Holdings, Ltd.	36,263	120,442
*	SKY Network Television, Ltd.	1,144,613	139,115
*	SKYCITY Entertainment Group, Ltd.	327,920	837,413

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Spark New Zealand, Ltd.	370,626	$1,166,663
	Steel & Tube Holdings, Ltd.	99,869	82,806
	Summerset Group Holdings, Ltd.	106,283	924,198
#*	Synlait Milk, Ltd.	16,752	39,249
*	Tourism Holdings, Ltd.	62,429	114,988
*	TOWER, Ltd.	151,190	94,040
	Trustpower, Ltd.	2,584	16,312
	Vector, Ltd.	54,504	162,376
*	Vista Group International, Ltd.	37,480	65,423
	Warehouse Group, Ltd. (The)	49,900	121,862
*	Z Energy, Ltd.	179,206	342,874

TOTAL NEW ZEALAND			14,403,261

NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	241,840	246,558
*	Adevinta ASA	3,745	68,536
	AF Gruppen ASA	3,951	95,989
*	Akastor ASA	70,814	48,304
	Aker ASA, Class A	2,562	190,641
	Aker BP ASA	38,985	1,110,264
#*	Aker Solutions ASA	87,554	152,367
	American Shipping Co., ASA	21,848	81,934
*	Asetek A/S	962	11,327
	Atea ASA	37,610	720,424
	Austevoll Seafood ASA	48,750	622,264
	Avance Gas Holding, Ltd.	18,822	98,820
*	Axactor SE	58,983	67,823
*	B2Holding ASA	54,861	58,538
	Bakkafrost P/F	1,985	157,263
	Bonheur ASA	9,038	242,778
	Borregaard ASA	47,678	1,049,190
	Bouvet ASA	128	10,608
#*	BW Energy, Ltd.	19,283	63,710
	BW LPG, Ltd.	38,229	282,823
	BW Offshore, Ltd.	57,352	229,327
*	Crayon Group Holding ASA	924	14,935
	DNB ASA	77,766	1,667,787
*	DNO ASA	269,933	315,082
	Entra ASA	20,937	472,838
	Equinor ASA	159,990	3,230,639
	Equinor ASA, Sponsored ADR	36,145	732,659
	Europris ASA	89,594	609,839
	FLEX LNG, Ltd.	12,239	144,178
	Frontline, Ltd.	33,235	254,451
	Gjensidige Forsikring ASA	12,552	285,045
*	Golar LNG, Ltd.	3,007	34,520
#*	Grieg Seafood ASA	33,933	337,206
*	Hexagon Composites ASA	8,722	51,170
	Kid ASA	2,654	36,937
*	Kongsberg Automotive ASA	150,679	49,787
	Kongsberg Gruppen ASA	14,943	377,143
	Leroy Seafood Group ASA	30,030	275,299
	Medistim ASA	337	10,998
	Mowi ASA	41,266	1,018,026
*	Nekkar ASA	15,354	19,901
*	NEL ASA	159,809	462,713
*	Nordic Semiconductor ASA	9,590	236,387
	Norsk Hydro ASA	189,231	1,204,982
	Norway Royal Salmon ASA	1,109	26,361

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Norwegian Finans Holding ASA	57,578	$635,141
#	Ocean Yield ASA	32,706	117,210
*	Odfjell Drilling, Ltd.	38,246	91,699
*	Odfjell SE, Class A	2,716	9,287
	Orkla ASA	21,665	220,834
*	Otello Corp. ASA	44,343	175,496
*	Panoro Energy ASA	8,203	21,109
	Pareto Bank ASA	4,239	25,415
#*	PGS ASA	154,850	106,704
	Protector Forsikring ASA	20,431	232,333
	Salmar ASA	8,154	564,284
	Sbanken ASA	11,283	140,199
	Scatec ASA	21,475	577,753
*	Schibsted ASA, Class A	3,700	185,939
*	Schibsted ASA, Class B	3,700	161,604
	Selvaag Bolig ASA	19,595	143,806
*	Solon Eiendom ASA	9,046	38,713
	SpareBank 1 SR-Bank ASA	56,107	724,757
	Stolt-Nielsen, Ltd.	11,950	179,190
	Storebrand ASA	140,950	1,345,384
	Subsea 7 SA	66,292	670,278
	Telenor ASA	51,150	911,236
	TGS NOPEC Geophysical Co., ASA	45,853	692,726
	Tomra Systems ASA	10,975	548,283
	Veidekke ASA	38,821	596,163
*	Wallenius Wilhelmsen ASA	22,907	76,570
#*	XXL ASA	39,801	103,023
	Yara International ASA	15,485	807,730

TOTAL NORWAY			27,581,237

PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	10,766	17,118
	Cementos Pacasmayo SAA, ADR	2,700	19,363
	Credicorp, Ltd.	3,175	379,095

TOTAL PERU			415,576

PHILIPPINES — (0.2%)
	Aboitiz Equity Ventures, Inc.	173,080	127,615
	Aboitiz Power Corp.	201,000	95,994
	AC Energy Corp.	357,000	50,410
	Alliance Global Group, Inc.	1,173,500	254,850
*	Apex Mining Co., Inc.	1,214,000	43,486
*	Atlas Consolidated Mining & Development Corp.	113,900	20,538
	Ayala Corp.	15,885	244,222
	Ayala Land, Inc.	494,800	330,108
*	AyalaLand Logistics Holdings Corp.	148,000	9,332
	Bank of the Philippine Islands	288,965	496,727
	BDO Unibank, Inc.	448,876	959,997
	Belle Corp.	1,510,800	44,855
*	Bloomberry Resorts Corp.	2,171,800	292,456
*	Cebu Air, Inc.	108,820	109,409
*	CEMEX Holdings Philippines, Inc.	1,521,431	36,611
	Century Pacific Food, Inc.	310,200	128,764
*	Chelsea Logistics and Infrastructure Holdings Corp.	150,500	9,317
	China Banking Corp.	171,167	88,903
	Cosco Capital, Inc.	1,123,900	117,208
	D&L Industries, Inc.	876,400	131,273
	DMCI Holdings, Inc.	1,700,550	187,274

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	DoubleDragon Properties Corp.	193,460	$51,387
*	Eagle Cement Corp.	145,700	36,329
*	East West Banking Corp.	353,750	72,375
*	EEI Corp.	181,100	27,938
	Emperador, Inc.	441,400	90,782
	Filinvest Land, Inc.	4,810,000	108,777
	First Gen Corp.	74,800	48,290
	First Philippine Holdings Corp.	105,830	147,505
*	Global Ferronickel Holdings, Inc.	246,820	13,733
*	Global-Estate Resorts, Inc.	436,000	7,415
	Globe Telecom, Inc.	5,830	221,698
	GT Capital Holdings, Inc.	18,310	199,268
*	Holcim Philippines, Inc.	278,700	31,936
*	Integrated Micro-Electronics, Inc.	248,579	51,887
	International Container Terminal Services, Inc.	171,360	462,304
	JG Summit Holdings, Inc.	314,590	344,350
	Jollibee Foods Corp.	71,450	261,079
	LT Group, Inc.	504,600	140,571
*	MacroAsia Corp.	55,320	5,643
	Manila Electric Co.	18,880	106,837
*	Manila Water Co., Inc.	342,200	104,638
	Max’s Group, Inc.	167,800	20,581
*	Megawide Construction Corp.	314,600	43,185
	Megaworld Corp.	3,026,500	197,598
	Metro Pacific Investments Corp.	2,131,800	179,110
	Metropolitan Bank & Trust Co.	246,951	225,397
	Nickel Asia Corp.	1,423,660	163,707
	Petron Corp.	1,103,700	78,076
	Philex Mining Corp.	516,300	72,758
*	Philippine National Bank	157,573	101,892
	Philippine Stock Exchange, Inc. (The)	312	1,038
*	Phoenix Petroleum Philippines, Inc.	130,700	33,375
*	Pilipinas Shell Petroleum Corp.	144,130	64,602
	PLDT, Inc., Sponsored ADR	8,990	235,538
	PLDT, Inc.	15,795	416,923
	Premium Leisure Corp.	1,877,000	15,949
	Puregold Price Club, Inc.	320,600	248,273
*	PXP Energy Corp.	44,700	7,133
	RFM Corp.	196,000	18,717
	Rizal Commercial Banking Corp.	125,767	47,722
	Robinsons Land Corp.	951,278	323,172
	Robinsons Retail Holdings, Inc.	129,770	141,598
	San Miguel Corp.	142,310	339,543
	San Miguel Food and Beverage, Inc.	61,160	84,646
	Security Bank Corp.	81,624	195,389
	Semirara Mining & Power Corp.	545,140	139,101
	SM Investments Corp.	1,355	27,040
	SM Prime Holdings, Inc.	377,326	269,684
*	Top Frontier Investment Holdings, Inc.	3,465	9,676
	Union Bank of the Philippines	84,975	127,027
	Universal Robina Corp.	92,460	262,834
	Vista Land & Lifescapes, Inc.	2,668,100	194,751
	Vistamalls, Inc.	58,000	4,688
	Wilcon Depot, Inc.	258,400	94,395

TOTAL PHILIPPINES			10,699,209

POLAND — (0.3%)
*	11 bit studios SA	217	31,491
*	Agora SA	8,317	17,234

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Alior Bank SA	32,971	$244,230
	Amica SA	814	32,461
#*	AmRest Holdings SE	12,150	101,002
	Apator SA	3,256	20,601
	Asseco Poland SA	5,200	96,480
*	Bank Handlowy w Warszawie SA	8,816	94,347
*	Bank Millennium SA	196,210	214,189
*	Bank Ochrony Srodowiska SA	4,661	10,445
*	Bank Polska Kasa Opieki SA	17,825	376,038
*	Boryszew SA	54,851	45,884
	Budimex SA	3,875	303,286
*	CCC SA	4,109	111,088
*	CD Projekt SA	434	19,869
*	Ciech SA	19,145	196,764
	ComArch SA	886	54,233
	Cyfrowy Polsat SA	36,563	284,251
	Develia SA	100,816	81,107
*	Dino Polska SA	7,778	504,629
	Dom Development SA	1,479	58,765
*	Echo Investment SA	1,495	1,668
*	Enea SA	103,846	230,470
*	Eurocash SA	25,664	99,120
*	Fabryki Mebli Forte SA	1,825	24,100
*	Famur SA	94,887	61,216
*	Globe Trade Centre SA	18,382	33,827
*	Grupa Azoty SA	14,635	143,509
	Grupa Kety SA	2,908	471,086
	Grupa Lotos SA	56,398	709,383
*	ING Bank Slaski SA	2,413	110,403
*	Inter Cars SA	1,915	157,665
*	Jastrzebska Spolka Weglowa SA	19,759	157,449
	Kernel Holding SA	23,532	316,300
*	KGHM Polska Miedz SA	37,655	1,927,149
	LiveChat Software SA	2,273	74,928
*	LPP SA	221	571,168
#*	Lubelski Wegiel Bogdanka SA	6,074	36,695
*	mBank SA	2,857	176,721
*	Netia SA	53,536	81,839
	Neuca SA	532	99,338
	NEWAG SA	1,769	12,074
*	Orange Polska SA	161,071	289,276
*	PGE Polska Grupa Energetyczna SA	219,210	583,274
*	PKP Cargo SA	10,504	53,752
	PlayWay SA	135	16,804
	Polski Koncern Naftowy Orlen SA	67,183	1,180,296
	Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	176,256
*	Powszechna Kasa Oszczednosci Bank Polski SA	39,586	368,043
*	Powszechny Zaklad Ubezpieczen SA	29,761	256,111
*	Santander Bank Polska SA	2,212	130,853
*	Tauron Polska Energia SA	455,887	406,066
#*	VRG SA	23,900	21,778
	Warsaw Stock Exchange	11,142	137,039
	Wawel SA	108	17,257
*	Wirtualna Polska Holding SA	796	21,021

TOTAL POLAND			12,052,328

PORTUGAL — (0.1%)
	Altri SGPS SA	42,109	328,770
*	Banco Comercial Portugues SA, Class R	3,291,327	492,155

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
*	Banco Espirito Santo SA	499,965	$0
*	CTT-Correios de Portugal SA	45,285	206,389
	EDP - Energias de Portugal SA	171,586	953,770
	EDP Renovaveis SA	17,421	415,085
	Galp Energia SGPS SA	79,139	911,270
	Jeronimo Martins SGPS SA	48,528	886,095
*	Mota-Engil SGPS SA	52,154	87,494
	Navigator Co. SA (The)	74,103	249,706
	NOS SGPS SA	177,258	672,004
	REN - Redes Energeticas Nacionais SGPS SA	65,309	191,257
	Semapa-Sociedade de Investimento e Gestao	14,032	203,669
	Sonae SGPS SA	361,328	338,270

TOTAL PORTUGAL			5,935,934

QATAR — (0.2%)
	Aamal Co.	775,544	201,356
	Al Khaleej Takaful Group QSC	64,871	68,314
	Al Khalij Commercial Bank PQSC	305,721	181,733
	Al Meera Consumer Goods Co. QSC	22,006	116,283
	Barwa Real Estate Co.	491,820	436,400
	Doha Bank QPSC	333,387	240,804
	Doha Insurance Co. QSC	38,447	20,908
*	Gulf International Services QSC	372,450	159,583
	Gulf Warehousing Co.	55,963	78,669
	Industries Qatar QSC	102,035	376,506
	Masraf Al Rayan QSC	399,005	489,612
	Mazaya Real Estate Development QPSC	280,466	89,841
	Medicare Group	35,621	92,794
	Mesaieed Petrochemical Holding Co.	370,251	195,830
	Ooredoo QPSC	129,518	251,961
	Qatar Electricity & Water Co QSC	67,810	320,271
*	Qatar First Bank	127,068	66,902
	Qatar Fuel QSC	92,763	462,395
	Qatar Gas Transport Co., Ltd	485,739	420,373
	Qatar Industrial Manufacturing Co. QSC	55,766	45,156
*	Qatar Insurance Co. SAQ	416,810	286,747
	Qatar International Islamic Bank QSC	159,759	405,518
	Qatar Islamic Bank SAQ	103,236	493,141
	Qatar National Bank QPSC	325,771	1,599,423
	Qatar National Cement Co., QSC	54,520	76,649
*	Salam International Investment, Ltd. QSC	394,015	93,845
	United Development Co. QSC	813,568	354,294
	Vodafone Qatar QSC	611,027	297,443
	Widam Food Co.	18,611	24,403

TOTAL QATAR			7,947,154

RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	36,272	58,943
	Etalon Group P.L.C., GDR	9,426	15,327
	Gazprom PJSC, Sponsored ADR	158,185	959,193
	Gazprom PJSC, Sponsored ADR	21,000	127,890
	Globaltrans Investment P.L.C., GDR	12,202	75,882
	Globaltrans Investment P.L.C., GDR	16,690	103,812
	LSR Group PJSC, GDR	9,091	18,727
	Lukoil PJSC, Sponsored ADR	4,888	377,549
	Lukoil PJSC, Sponsored ADR	17,851	1,366,267
	Magnitogorsk Iron & Steel Works PJSC, GDR	38,822	438,879
*	Mail.Ru Group, Ltd., GDR	1,419	31,694

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*	Mail.Ru Group, Ltd., GDR	3,866	$86,212
*	Mechel PJSC, Sponsored ADR	16,260	31,219
	MMC Norilsk Nickel PJSC, ADR	18,273	624,206
	MMC Norilsk Nickel PJSC, ADR	9,287	314,927
	Mobile TeleSystems PJSC, Sponsored ADR	61,362	519,736
	Novatek PJSC, GDR	493	88,782
	Novolipetsk Steel PJSC, GDR	16,393	575,892
	Novolipetsk Steel PJSC, GDR	3,737	131,318
	PhosAgro PJSC, GDR	8,962	164,641
	PhosAgro PJSC, GDR	7,773	142,790
	Polyus PJSC, GDR	2,689	249,136
	QIWI P.L.C., Sponsored ADR	1,368	14,432
	Ros Agro P.L.C., GDR	3,044	35,943
	Ros Agro P.L.C., GDR	6,611	77,878
	Rosneft Oil Co. PJSC, GDR	125,993	871,116
	Rosneft Oil Co. PJSC, GDR	56,263	388,104
	Rostelecom PJSC, Sponsored ADR	8,483	69,179
	Rostelecom PJSC, Sponsored ADR	7,748	63,968
	RusHydro PJSC, ADR	218,605	231,453
	Sberbank of Russia PJSC, Sponsored ADR	56,288	886,155
	Sberbank of Russia PJSC, Sponsored ADR	14,276	225,132
	Severstal PAO, GDR	15,052	354,256
	Severstal PAO, GDR	4,738	111,532
	Tatneft PJSC, Sponsored ADR	8,623	346,313
	Tatneft PJSC, Sponsored ADR	13,065	526,585
*	VEON, Ltd., ADR	122,834	221,101
	VTB Bank PJSC, GDR	80,161	106,255
	VTB Bank PJSC, GDR	324,250	429,955
	X5 Retail Group NV, GDR	12,244	375,868
	X5 Retail Group NV, GDR	9,578	294,045

TOTAL RUSSIA			12,132,292

SAUDI ARABIA — (0.7%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	12,850	76,569
	Abdullah Al Othaim Markets Co.	6,640	238,203
	Advanced Petrochemical Co.	13,239	285,839
*	Al Alamiya for Cooperative Insurance Co.	5,354	36,520
	Al Babtain Power & Telecommunication Co.	7,954	84,323
*	Al Etihad Cooperative Insurance Co.	5,731	35,927
*	Al Hammadi Co. for Development and Investment	12,672	115,889
*	Al Hassan Ghazi Ibrahim Shaker Co.	14,581	80,471
	Al Jouf Agricultural Development Co.	3,832	93,267
*	Al Jouf Cement Co.	33,735	125,315
	Al Khaleej Training and Education Co.	4,245	27,403
	Al Moammar Information Systems Co.	2,460	68,815
	Al Rajhi Bank.	82,639	2,175,821
*	Al Rajhi Co. for Co-operative Insurance	3,618	85,607
	Al Yamamah Steel Industries Co.	5,942	67,075
*	AlAbdullatif Industrial Investment Co.	8,254	44,796
	Alandalus Property Co.	8,044	55,580
	Aldrees Petroleum and Transport Services Co.	8,732	146,892
	Alinma Bank	159,915	844,394
*	AlJazira Takaful Ta’awuni Co.	3,430	25,381
*	Allianz Saudi Fransi Cooperative Insurance Co.	1,512	10,815
	Almarai Co. JSC	22,594	323,676
	Arab National Bank	14,556	88,183
	Arabian Cement Co.	18,008	202,532
	Arabian Centres Co., Ltd.	17,149	113,352
	Arabian Pipes Co.	4,584	24,481

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Shield Cooperative Insurance Co.	5,778	$45,345
	Arriyadh Development Co.	26,341	158,443
*	Aseer Trading Tourism & Manufacturing Co.	28,188	181,159
	Astra Industrial Group	13,126	109,882
*	AXA Cooperative Insurance Co.	6,952	68,673
	Bank AlBilad	90,899	906,436
	Bank Al-Jazira	137,065	696,877
	Banque Saudi Fransi	3,321	34,507
*	Basic Chemical Industries, Ltd.	3,551	36,714
*	Batic Investments and Logistic Co.	2,090	19,905
	Bawan Co.	6,022	58,364
*	Bupa Arabia for Cooperative Insurance Co.	8,217	252,857
	City Cement Co.	26,119	217,801
*	Co. for Cooperative Insurance (The)	17,866	369,314
	Dallah Healthcare Co.	5,320	90,201
*	Dar Al Arkan Real Estate Development Co.	254,447	699,537
*	Dur Hospitality Co.	11,366	97,002
	Eastern Province Cement Co.	15,419	199,652
	Electrical Industries Co.	5,577	44,272
*	Emaar Economic City	136,865	390,648
*	Etihad Etisalat Co.	132,968	1,094,560
*	Fawaz Abdulaziz Al Hokair & Co.	23,619	135,992
	Fitaihi Holding Group	3,695	31,562
	Hail Cement Co.	17,472	89,593
	Halwani Brothers Co.	3,079	87,542
	Herfy Food Services Co.	5,236	84,926
	Jarir Marketing Co.	9,188	487,262
*	Jazan Energy and Development Co.	13,313	78,759
*	Leejam Sports Co. JSC	3,928	77,407
	Maharah Human Resources Co., Ltd.	1,228	23,630
*	Malath Cooperative Insurance Co.	10,359	66,114
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	6,506	42,710
*	Methanol Chemicals Co.	16,346	62,771
*	Middle East Healthcare Co.	6,978	69,569
*	Middle East Paper Co.	11,644	76,281
*	Mobile Telecommunications Co. Saudi Arabia	163,801	660,014
	Mouwasat Medical Services Co.	6,308	297,666
	Najran Cement Co.	32,642	211,564
*	Nama Chemicals Co.	2,845	28,645
*	National Agriculture Development Co. (The)	15,426	166,997
*	National Co., for Glass Manufacturing (The)	4,939	47,866
	National Commercial Bank	164,797	2,495,186
*	National Gas & Industrialization Co.	8,440	83,011
	National Gypsum	2,553	21,789
*	National Industrialization Co.	112,236	573,007
	National Medical Care Co.	4,994	76,585
*	National Metal Manufacturing & Casting Co.	2,556	24,575
	National Petrochemical Co.	8,772	113,126
	Northern Region Cement Co.	32,333	152,258
	Qassim Cement Co. (The)	11,143	251,109
*	Rabigh Refining & Petrochemical Co.	59,020	321,362
*	Red Sea International Co.	4,080	30,751
	Riyad Bank	93,336	662,926
	SABIC Agri-Nutrients Co.	16,611	464,174
	Sahara International Petrochemical Co.	93,825	678,457
	Saudi Airlines Catering Co.	7,856	159,408
*	Saudi Arabian Mining Co.	35,112	534,410
	Saudi Automotive Services Co.	9,146	89,021
	Saudi Basic Industries Corp.	31,058	1,023,580

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi British Bank (The)	12,690	$103,885
	Saudi Cement Co.	14,852	256,434
*	Saudi Ceramic Co.	12,002	159,868
*	Saudi Chemical Co., Holding	19,265	194,354
	Saudi Co. For Hardware CJSC	2,934	54,363
	Saudi Electricity Co.	30,904	213,972
*	Saudi Ground Services Co.	22,744	211,716
	Saudi Industrial Investment Group	45,016	424,426
	Saudi Industrial Services Co.	9,635	121,222
	Saudi Investment Bank (The)	6,802	33,954
*	Saudi Kayan Petrochemical Co.	167,606	810,816
*	Saudi Marketing Co.	6,021	60,929
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	4,648	55,410
*	Saudi Printing & Packaging Co.	10,200	69,228
*	Saudi Public Transport Co.	14,061	90,839
*	Saudi Re for Cooperative Reinsurance Co.	15,428	58,269
*	Saudi Real Estate Co.	12,843	65,771
*	Saudi Research & Marketing Group	7,364	177,357
	Saudi Telecom Co.	42,847	1,448,757
	Saudia Dairy & Foodstuff Co.	4,693	210,837
	Savola Group (The)	70,290	747,160
*	Seera Group Holding	73,973	392,516
	Southern Province Cement Co.	15,083	339,309
*	Tabuk Cement Co.	14,840	79,333
*	Takween Advanced Industries Co.	12,357	56,902
	Umm Al-Qura Cement Co.	7,951	66,501
	United Electronics Co.	6,189	198,406
	United International Transportation Co.	10,552	119,881
	United Wire Factories Co.	4,496	44,251
	Yamama Cement Co.	36,465	323,924
	Yanbu Cement Co.	18,571	212,732
	Yanbu National Petrochemical Co.	8,158	158,395
	Zahrat Al Waha For Trading Co.	1,138	24,477
*	Zamil Industrial Investment Co.	10,654	74,954

TOTAL SAUDI ARABIA			29,492,028

SINGAPORE — (0.6%)
	Accordia Golf Trust	312,200	4,997
	AEM Holdings, Ltd.	49,200	151,127
	Amara Holdings, Ltd.	25,000	7,261
*	Aspial Corp., Ltd.	58,100	5,489
	Avarga, Ltd.	141,400	35,065
*	Banyan Tree Holdings, Ltd.	203,300	51,173
	Best World International, Ltd.	114,600	21,770
*	Bonvests Holdings, Ltd.	22,000	16,365
	Boustead Projects, Ltd.	15,189	12,086
	Bukit Sembawang Estates, Ltd.	49,200	173,987
	Bund Center Investment, Ltd.	64,750	27,334
	CapitaLand, Ltd.	152,500	425,118
	Centurion Corp., Ltd.	57,200	14,830
	China Aviation Oil Singapore Corp., Ltd.	132,800	112,504
	China Sunsine Chemical Holdings, Ltd.	230,000	97,366
	Chip Eng Seng Corp., Ltd.	198,400	72,911
	City Developments, Ltd.	74,700	441,886
	Civmec, Ltd.	16,000	6,620
	ComfortDelGro Corp., Ltd.	434,000	559,983
*	COSCO Shipping International Singapore Co., Ltd.	139,800	34,604
	CSE Global, Ltd.	83,500	35,694
	Dairy Farm International Holdings, Ltd.	39,800	173,410

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	DBS Group Holdings, Ltd.	119,645	$2,681,370
	Del Monte Pacific, Ltd.	179,159	45,668
	Delfi, Ltd.	21,900	14,394
*	Ezion Holdings, Ltd.	1,747,154	10,635
#*	Ezra Holdings, Ltd.	767,465	1,188
	Far East Orchard, Ltd.	55,776	47,755
	First Resources, Ltd.	228,800	262,949
	Food Empire Holdings, Ltd.	131,300	93,489
*	Fragrance Group, Ltd.	206,000	18,115
	Frasers Property, Ltd.	110,100	102,408
	Frencken Group, Ltd.	147,500	172,531
*	Gallant Venture, Ltd.	282,900	27,670
	Genting Singapore, Ltd.	490,000	317,789
*	Geo Energy Resources, Ltd.	267,800	43,155
	Golden Agri-Resources, Ltd.	2,558,100	479,812
*	Golden Energy & Resources, Ltd.	117,900	13,799
	Great Eastern Holdings, Ltd.	6,700	115,519
	GuocoLand, Ltd.	129,766	161,762
*	Halcyon Agri Corp., Ltd.	115,356	23,712
	Hiap Hoe, Ltd.	39,000	19,287
	Ho Bee Land, Ltd.	79,100	162,241
	Hong Fok Corp., Ltd.	141,220	94,663
	Hong Leong Asia, Ltd.	128,500	100,132
	Hong Leong Finance, Ltd.	32,400	61,297
	Hongkong Land Holdings, Ltd.	139,200	688,374
	Hotel Grand Central, Ltd.	41,908	34,310
	Hutchison Port Holdings Trust	2,061,300	514,259
*	Hyflux, Ltd.	291,500	36,406
	iFAST Corp., Ltd.	57,100	287,232
*	Indofood Agri Resources, Ltd.	175,000	42,727
	Japfa, Ltd.	286,440	196,708
	Jardine Cycle & Carriage, Ltd.	21,155	368,254
	Keppel Corp., Ltd.	194,900	791,823
	Keppel Infrastructure Trust	707,615	292,132
	KSH Holdings, Ltd.	66,000	18,320
*	Lian Beng Group, Ltd.	154,500	58,624
	Low Keng Huat Singapore, Ltd.	66,000	24,766
*	Mandarin Oriental International, Ltd.	21,800	42,427
*	Midas Holdings, Ltd.	550,500	14,892
*	mm2 Asia, Ltd.	270,800	13,548
	NetLink NBN Trust	238,000	173,403
*	Oceanus Group, Ltd.	2,196,800	64,297
	Olam International, Ltd.	156,700	204,746
	OUE, Ltd.	165,800	182,898
	Oversea-Chinese Banking Corp., Ltd.	148,842	1,360,643
	Oxley Holdings, Ltd.	468,652	89,557
	Pan-United Corp., Ltd.	53,750	13,331
	Q&M Dental Group Singapore, Ltd.	94,100	44,198
	QAF, Ltd.	54,107	41,432
*	Raffles Education Corp., Ltd.	143,481	21,550
	Raffles Medical Group, Ltd.	1,411	1,219
	Riverstone Holdings, Ltd.	165,200	179,849
*	SATS, Ltd.	142,070	432,225
	SBS Transit, Ltd.	22,300	52,895
	Sembcorp Industries, Ltd.	627,100	996,829
*	Sembcorp Marine, Ltd.	3,118,488	490,644
	Sheng Siong Group, Ltd.	234,900	273,216
	SIA Engineering Co., Ltd.	16,700	28,555
	SIIC Environment Holdings, Ltd.	499,200	88,219

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Sinarmas Land, Ltd.	520,200	$117,323
	Sing Holdings, Ltd.	16,000	4,570
*	Singapore Airlines, Ltd.	544,250	2,062,661
	Singapore Exchange, Ltd.	122,300	958,061
	Singapore Technologies Engineering, Ltd.	169,400	490,066
	Singapore Telecommunications, Ltd.	582,300	1,092,479
	Singapore Telecommunications, Ltd.	40,000	75,294
	Stamford Land Corp., Ltd.	150,000	46,702
	StarHub, Ltd.	209,100	211,879
*	Swiber Holdings, Ltd.	105,749	1,621
	Tai Sin Electric, Ltd.	55,856	14,445
	Tuan Sing Holdings, Ltd.	239,675	67,404
	UMS Holdings, Ltd.	195,000	210,357
	United Industrial Corp., Ltd.	80,613	170,060
	United Overseas Bank, Ltd.	106,092	2,114,706
	UOB-Kay Hian Holdings, Ltd.	91,957	121,570
	UOL Group, Ltd.	139,555	805,256
	Valuetronics Holdings, Ltd.	309,480	147,282
	Venture Corp., Ltd.	91,400	1,379,097
	Vicom, Ltd.	18,400	30,119
	Wee Hur Holdings, Ltd.	112,500	17,743
	Wilmar International, Ltd.	74,300	290,782
	Wing Tai Holdings, Ltd.	211,800	305,176

TOTAL SINGAPORE.			26,452,081

SOUTH AFRICA — (1.6%)
*	Absa Group, Ltd.	216,901	1,828,823
	Adcock Ingram Holdings, Ltd.	28,223	84,029
*	Adcorp Holdings, Ltd.	8,760	3,819
	Advtech, Ltd.	247,479	235,313
	AECI, Ltd.	68,185	477,876
	African Rainbow Minerals, Ltd.	56,227	1,049,567
	Afrimat, Ltd.	19,640	65,610
	Alexander Forbes Group Holdings, Ltd.	384,692	101,202
	Allied Electronics Corp., Ltd., Class A	61,028	49,809
	Alviva Holdings, Ltd.	57,884	50,831
	Anglo American Platinum, Ltd.	10,754	1,468,574
#	AngloGold Ashanti, Ltd.	36,658	756,154
	AngloGold Ashanti, Ltd., Sponsored ADR	49,266	1,013,894
*	Aspen Pharmacare Holdings, Ltd.	106,451	1,184,639
	Astral Foods, Ltd.	24,678	235,068
	AVI, Ltd.	146,804	716,907
	Balwin Properties, Ltd.	30,346	9,127
*	Barloworld, Ltd.	113,993	751,235
*	Bid Corp., Ltd.	63,249	1,246,613
	Bidvest Group, Ltd. (The)	72,813	840,810
*	Blue Label Telecoms, Ltd.	66,463	19,707
*	Capitec Bank Holdings, Ltd.	15,164	1,552,609
	Cashbuild, Ltd.	13,762	290,671
	City Lodge Hotels, Ltd.	256,396	76,061
	Clicks Group, Ltd.	69,704	1,162,383
	Coronation Fund Managers, Ltd.	81,420	309,474
	Curro Holdings, Ltd.	41,356	32,688
*	DataTec, Ltd.	127,163	249,819
*	Dis-Chem Pharmacies, Ltd.	59,209	95,880
	Discovery, Ltd.	105,104	954,344
*	Distell Group Holdings, Ltd.	15,908	138,247
	DRDGOLD, Ltd.	19,497	19,373
*	EOH Holdings, Ltd.	18,687	10,014

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Exxaro Resources, Ltd.	84,244	$883,618
*	Famous Brands, Ltd.	23,111	92,189
	FirstRand, Ltd.	570,026	2,005,120
*	Foschini Group, Ltd. (The)	148,634	1,178,832
	Gold Fields, Ltd., Sponsored ADR	489,188	4,588,583
*	Grindrod Shipping Holdings, Ltd.	5,985	48,573
*	Grindrod, Ltd.	206,608	67,256
	Harmony Gold Mining Co., Ltd.	14,209	64,039
	Harmony Gold Mining Co., Ltd., Sponsored ADR	199,683	906,561
	Hudaco Industries, Ltd.	19,536	148,025
	Impala Platinum Holdings, Ltd.	237,506	4,438,046
	Imperial Logistics, Ltd.	86,598	283,106
	Investec, Ltd.	100,821	383,325
	Italtile, Ltd.	90,429	106,529
	JSE, Ltd.	29,744	240,307
*	KAP Industrial Holdings, Ltd.	822,506	229,734
	Kumba Iron Ore, Ltd.	23,130	1,048,186
	Lewis Group, Ltd.	40,500	85,505
*	Liberty Holdings, Ltd.	87,314	346,534
*	Life Healthcare Group Holdings, Ltd.	733,505	962,844
*	Long4Life, Ltd.	142,260	40,939
*	Massmart Holdings, Ltd.	55,696	206,376
	Metair Investments, Ltd.	98,252	154,084
	MiX Telematics, Ltd., Sponsored ADR	7,590	97,987
	Momentum Metropolitan Holdings	572,855	763,024
	Motus Holdings, Ltd.	43,343	271,643
	Mpact, Ltd.	81,828	126,499
	Mr. Price Group, Ltd.	67,867	849,008
*	MTN Group, Ltd.	547,162	3,461,736
	MultiChoice Group, Ltd.	122,351	1,052,952
*	Murray & Roberts Holdings, Ltd.	118,042	81,862
*	Nampak, Ltd.	49,933	10,595
	Nedbank Group, Ltd.	137,307	1,398,983
	NEPI Rockcastle P.L.C.	63,413	427,010
*	Netcare, Ltd.	549,996	570,693
*	Northam Platinum, Ltd.	122,047	2,098,794
	Oceana Group, Ltd.	38,491	183,883
	Old Mutual, Ltd.	1,300,630	1,132,128
	Old Mutual, Ltd.	1,048,747	914,961
*	Omnia Holdings, Ltd.	64,120	225,369
*	Pepkor Holdings, Ltd.	282,910	314,127
	Pick n Pay Stores, Ltd.	137,682	514,986
*	PPC, Ltd.	620,481	127,579
	PSG Group, Ltd.	40,958	211,434
	PSG Konsult, Ltd.	39,560	29,349
	Raubex Group, Ltd.	82,409	149,996
	RCL Foods, Ltd.	37,465	22,490
	Reunert, Ltd.	101,585	341,073
	RFG Holdings, Ltd.	33,536	28,307
	Royal Bafokeng Platinum, Ltd.	33,747	255,460
	Sanlam, Ltd.	445,107	1,718,445
*	Santam, Ltd.	18,782	331,835
*	Sappi, Ltd.	308,757	1,039,524
*	Sasol, Ltd.	13,027	219,153
*	Sasol, Ltd., Sponsored ADR	83,230	1,390,773
	Shoprite Holdings, Ltd.	123,099	1,226,771
	Sibanye Stillwater, Ltd.	822,803	3,828,007
	Sibanye Stillwater, Ltd., ADR	49,830	929,331
	SPAR Group, Ltd. (The)	73,122	923,031

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Spur Corp., Ltd.	23,750	$31,435
	Standard Bank Group, Ltd.	366,825	2,983,281
#*	Steinhoff International Holdings NV	314,204	47,399
*	Sun International, Ltd.	141,908	147,681
*	Super Group, Ltd.	233,589	453,520
	Telkom SA SOC, Ltd.	158,379	428,899
	Tiger Brands, Ltd.	52,671	707,671
*	Transaction Capital, Ltd.	185,160	418,742
	Trencor, Ltd.	88,428	25,314
	Truworths International, Ltd.	154,830	514,187
*	Tsogo Sun Gaming, Ltd.	157,765	70,629
	Vodacom Group, Ltd.	114,626	993,746
*	Wilson Bayly Holmes-Ovcon, Ltd.	29,309	216,653
*	Woolworths Holdings, Ltd.	344,532	1,168,833

TOTAL SOUTH AFRICA			71,066,269

SOUTH KOREA — (4.8%)
*	Able C&C Co., Ltd.	1,546	10,248
	ABOV Semiconductor Co., Ltd.	3,017	45,393
*	Abpro Bio Co., Ltd.	33,350	37,980
	ADTechnology Co., Ltd.	2,279	50,701
	Advanced Nano Products Co., Ltd.	930	25,011
	Advanced Process Systems Corp.	4,264	108,035
	Aekyung Industrial Co., Ltd.	474	11,108
	Aekyung Petrochemical Co., Ltd.	1,906	24,400
*	AeroSpace Technology of Korea, Inc.	4,633	25,110
	AfreecaTV Co., Ltd.	2,962	236,989
*	Agabang&Company.	9,906	45,975
	Ahnlab, Inc.	343	20,262
	AJ Networks Co., Ltd.	2,333	11,654
*	Ajin Industrial Co., Ltd.	6,396	20,329
	AK Holdings, Inc.	2,163	60,148
*	Alteogen, Inc.	1,432	103,567
*	ALUKO Co., Ltd.	9,459	41,481
	Amorepacific Corp.	1,320	319,975
	AMOREPACIFIC Group	7,732	510,146
*	Ananti, Inc.	4,285	30,704
*	Apact Co., Ltd.	2,318	14,052
*	APS Holdings Corp.	6,201	66,921
*	Ascendio Co., Ltd.	1,000	1,011
	Asia Cement Co., Ltd.	960	103,977
	ASIA Holdings Co., Ltd.	567	65,638
	Asia Paper Manufacturing Co., Ltd.	2,188	109,184
	Austem Co., Ltd.	8,124	26,922
	Autech Corp.	5,453	65,762
	Baiksan Co., Ltd.	6,645	54,693
*	Barun Electronics Co., Ltd.	326	1,148
	Bcworld Pharm Co., Ltd.	1,008	15,993
	BGF retail Co., Ltd.	2,200	301,987
	BH Co., Ltd.	8,461	136,360
	Binggrae Co., Ltd.	1,922	106,955
*	BioSmart Co., Ltd.	2,999	18,569
	BIT Computer Co., Ltd.	2,385	19,998
	BNK Financial Group, Inc.	77,870	536,479
	Boditech Med, Inc.	4,164	91,537
	Bookook Securities Co., Ltd.	1,282	29,149
	Boryung Pharmaceutical Co., Ltd.	7,095	170,167
*	Bubang Co., Ltd.	10,013	30,499
	Bukwang Pharmaceutical Co., Ltd.	1,943	37,699

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Busan City Gas Co., Ltd.	645	$36,499
	BYC Co., Ltd.	64	20,797
	Byucksan Corp.	23,697	93,187
*	Cafe24 Corp.	354	10,370
*	CammSys Corp.	14,666	32,860
*	Capro Corp.	9,878	45,169
	Caregen Co., Ltd.	323	18,943
*	Celltrion Healthcare Co., Ltd.	496	49,862
*	Celltrion Pharm, Inc.	591	70,314
*	Celltrion, Inc.	3,585	853,383
*	Chabiotech Co., Ltd.	3,005	50,890
	Changhae Ethanol Co., Ltd.	2,313	27,950
	Cheil Worldwide, Inc.	17,426	343,179
	Chemtronics Co., Ltd.	2,970	70,723
*	ChinHung International, Inc.	4,637	10,442
	Chong Kun Dang Pharmaceutical Corp.	2,047	254,708
	Chongkundang Holdings Corp.	956	92,552
	Chungdahm Learning, Inc.	2,571	61,587
#*	CJ CGV Co., Ltd.	7,466	174,746
	CJ CheilJedang Corp.	3,179	1,128,376
	CJ Corp.	8,243	705,651
	CJ ENM Co., Ltd.	4,829	623,044
*	CJ Freshway Corp.	1,946	41,813
*	CJ Logistics Corp.	2,606	400,772
	CKD Bio Corp.	418	27,824
	Classys, Inc.	1,628	21,402
	Clean & Science Co., Ltd.	1,813	40,758
*	Comtec Systems Co., Ltd.	14,865	17,626
*	Cosmax, Inc.	2,155	234,413
*	Cosmecca Korea Co., Ltd.	891	12,717
	Coway Co., Ltd.	10,678	639,863
	Cowell Fashion Co., Ltd.	10,296	61,192
	Crown Confectionery Co., Ltd.	733	9,277
	CROWNHAITAI Holdings Co., Ltd.	6,390	73,379
*	CrystalGenomics, Inc.	4,872	35,984
	CS Wind Corp.	1,312	90,135
	Cuckoo Holdings Co., Ltd.	280	35,342
	Cuckoo Homesys Co., Ltd.	2,354	89,117
	D.I Corp.	2,652	18,629
	Dae Hyun Co., Ltd.	11,980	27,532
	Dae Won Chemical Co., Ltd.	6,000	14,768
	Dae Won Kang Up Co., Ltd.	16,250	61,734
*	Daechang Co., Ltd.	11,604	25,609
	Daedong Corp.	2,457	23,552
	Daeduck Co., Ltd.	6,496	41,880
*	Daehan New Pharm Co., Ltd.	2,481	25,880
*	Dae-Il Corp.	2,747	11,211
	Daejoo Electronic Materials Co., Ltd.	512	23,130
	Daejung Chemicals & Metals Co., Ltd.	352	9,458
	Daelim B&Co Co., Ltd.	2,393	15,952
*	Daelim C&S Co., Ltd.	1,518	20,262
*	Daemyung Sonoseason Co., Ltd.	8,301	10,269
	Daesang Corp.	9,659	224,079
	Daesang Holdings Co., Ltd.	7,797	78,400
	Daesung Holdings Co., Ltd.	711	20,851
*	Daesung Industrial Co., Ltd.	2,494	10,219
*	Daewon Cable Co., Ltd.	7,277	9,688
*	Daewon Media Co., Ltd.	2,936	91,109
	Daewon Pharmaceutical Co., Ltd.	4,020	60,740

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewoo Engineering & Construction Co., Ltd.	63,300	$418,667
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	564,465
	Daewoong Co., Ltd.	3,522	114,405
	Daewoong Pharmaceutical Co., Ltd.	359	42,759
	Daihan Pharmaceutical Co., Ltd.	2,757	101,857
	Daishin Securities Co., Ltd.	16,973	295,332
	Danawa Co., Ltd.	1,579	43,084
*	Dasan Networks, Inc.	1,978	17,023
	Dawonsys Co., Ltd.	3,646	63,196
	DB Financial Investment Co., Ltd.	13,364	85,128
	DB HiTek Co., Ltd.	20,993	1,036,722
	DB Insurance Co., Ltd.	30,976	1,361,027
*	DB, Inc.	24,393	20,352
	Dentium Co., Ltd.	1,909	102,073
	Deutsch Motors, Inc.	10,999	76,422
	DGB Financial Group, Inc.	68,696	546,497
	DHP Korea Co., Ltd.	2,180	16,062
	DI Dong Il Corp.	800	130,346
	Digital Daesung Co., Ltd.	3,145	22,409
	Digital Power Communications Co., Ltd.	1,768	22,176
*	DIO Corp.	774	28,332
*	DL E&C Co., Ltd.	5,122	608,935
	DL Holdings Co., Ltd.	4,085	346,137
	DMS Co., Ltd.	4,971	38,135
	DNF Co., Ltd.	1,073	23,084
	Dohwa Engineering Co., Ltd.	2,151	17,841
	Dong-A Socio Holdings Co., Ltd.	701	77,733
	Dong-A ST Co., Ltd.	2,024	152,305
	Dong-Ah Geological Engineering Co., Ltd.	5,490	89,775
*	Dongbang Transport Logistics Co., Ltd.	10,932	66,534
	Dongjin Semichem Co., Ltd.	14,691	404,628
	Dongkoo Bio & Pharma Co., Ltd.	2,349	20,658
	DongKook Pharmaceutical Co., Ltd.	5,606	142,570
	Dongkuk Industries Co., Ltd.	16,033	59,668
	Dongkuk Steel Mill Co., Ltd.	28,589	612,347
	Dongsuh Cos., Inc.	897	25,290
	Dongsung Chemical Co., Ltd.	12,920	73,418
	Dongsung Finetec Co., Ltd.	3,624	43,279
*	Dongwha Enterprise Co., Ltd.	683	44,179
	Dongwha Pharm Co., Ltd.	6,113	84,321
	Dongwon F&B Co., Ltd.	458	83,597
	Dongwon Industries Co., Ltd.	960	232,746
	Dongwon Systems Corp.	803	31,190
*	Doosan Bobcat, Inc.	13,624	557,114
	Doosan Co., Ltd.	2,554	144,853
*	Doosan Fuel Cell Co., Ltd.	9,655	389,044
*	Doosan Heavy Industries & Construction Co., Ltd.	86,904	1,082,797
*	Doosan Infracore Co., Ltd.	88,899	861,111
	DoubleUGames Co., Ltd.	3,372	192,579
	Douzone Bizon Co., Ltd.	6,519	492,589
	DRB Holding Co., Ltd.	4,715	29,782
*	DSK Co., Ltd.	1,835	10,722
	DTR Automotive Corp.	1,624	47,016
*	Duk San Neolux Co., Ltd.	1,045	40,363
	DY Corp.	3,478	17,703
	DY POWER Corp.	1,929	33,747
	E1 Corp.	522	21,550
	Eagon Industrial, Ltd.	2,793	35,484
	Easy Bio, Inc.	11,835	89,616

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Easy Holdings Co., Ltd.	19,206	$85,205
	Echo Marketing, Inc.	1,010	21,287
	Ecopro Co., Ltd.	4,854	326,407
	e-Credible Co., Ltd.	1,366	26,043
	E-MART, Inc.	5,440	817,623
*	EMKOREA Co., Ltd.	2,736	12,367
*	EM-Tech Co., Ltd.	2,896	52,463
	ENF Technology Co., Ltd.	5,534	193,542
	Eo Technics Co., Ltd.	572	60,052
	Estechpharma Co., Ltd.	1,289	13,349
	Eugene Investment & Securities Co., Ltd.	30,725	128,152
	Eugene Technology Co., Ltd.	1,778	76,273
	Eusu Holdings Co., Ltd.	5,858	44,126
*	E-World	3,338	10,528
	F&F Co., Ltd.	2,079	336,423
	Farmsco	6,877	51,144
	FarmStory Co., Ltd.	27,766	56,050
	Fila Holdings Corp.	19,444	794,571
	Fine Semitech Corp.	5,871	149,052
*	G.U.ON Co., Ltd.	4,617	1,751
	Gabia, Inc.	4,066	54,305
*	GAEASOFT	514	10,338
*	Gamevil, Inc.	1,207	45,864
	Gaon Cable Co., Ltd.	1,340	35,771
*	Gemvaxlink Co., Ltd.	14,336	20,435
*	GMB Korea Corp.	5,922	39,673
*	GNCO Co., Ltd.	4,594	3,745
	GOLFZON Co., Ltd.	1,146	96,632
	Golfzon Newdin Holdings Co., Ltd.	5,522	36,688
*	Grand Korea Leisure Co., Ltd.	1,453	21,315
	Green Cross Holdings Corp.	3,869	126,762
	GS Engineering & Construction Corp.	29,104	1,151,083
*	GS Global Corp.	6,224	15,823
	GS Holdings Corp.	37,024	1,427,570
	GS Retail Co., Ltd.	9,239	296,514
	Gwangju Shinsegae Co., Ltd.	211	32,692
	HAESUNG DS Co., Ltd.	3,148	97,957
	Haimarrow Food Service Co., Ltd.	7,857	25,232
	Haitai Confectionery & Foods Co., Ltd.	2,877	24,979
	Halla Corp.	3,711	19,798
	Halla Holdings Corp.	4,259	155,631
	Han Kuk Carbon Co., Ltd.	7,973	91,664
	Hana Financial Group, Inc.	47,281	1,938,009
*	Hana Micron, Inc.	9,004	116,250
	Hana Pharm Co., Ltd.	700	14,528
*	Hana Tour Service, Inc.	2,147	126,849
*	Hanall Biopharma Co., Ltd.	1,459	30,112
	HanChang Paper Co., Ltd.	9,706	20,755
*	Hancom, Inc.	5,157	84,993
	Handok, Inc.	2,692	69,895
	Handsome Co., Ltd.	5,040	196,172
	Hanil Holdings Co., Ltd.	3,885	47,451
	Hanil Hyundai Cement Co., Ltd.	559	20,684
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,658	51,969
*	Hanjin Kal Corp.	460	22,916
	Hanjin Transportation Co., Ltd.	5,392	190,773
	Hankook Shell Oil Co., Ltd.	303	72,534
	Hankook Tire & Technology Co., Ltd.	27,900	1,203,862
	Hanmi Pharm Co., Ltd.	271	82,149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanmi Science Co., Ltd.	445	$27,579
	Hanmi Semiconductor Co., Ltd.	1,970	60,635
	HanmiGlobal Co., Ltd.	2,183	23,275
	Hanon Systems	21,484	312,961
	Hansae Co., Ltd.	2,498	54,561
	Hansae Yes24 Holdings Co., Ltd.	4,846	38,451
	Hanshin Construction	4,668	112,114
	Hanshin Machinery Co.	5,751	11,444
	Hansol Chemical Co., Ltd.	2,613	578,343
	Hansol Holdings Co., Ltd.	18,533	74,745
*	Hansol HomeDeco Co., Ltd.	10,546	19,223
	Hansol Logistics Co., Ltd.	3,519	10,962
	Hansol Paper Co., Ltd.	11,893	166,358
*	Hansol Technics Co., Ltd.	11,263	100,375
	Hanssem Co., Ltd.	1,642	164,689
	Hanwha Aerospace Co., Ltd.	13,618	470,373
	Hanwha Corp.	17,230	474,637
*	Hanwha General Insurance Co., Ltd.	39,216	168,104
*	Hanwha Investment & Securities Co., Ltd.	53,696	250,723
	Hanwha Life Insurance Co., Ltd.	104,268	327,849
*	Hanwha Solutions Corp.	44,902	1,842,977
	Hanyang Eng Co., Ltd.	5,129	83,202
*	Harim Co., Ltd.	16,465	47,204
	Harim Holdings Co., Ltd.	6,414	54,227
	HB Technology Co., Ltd.	8,492	25,354
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,246	357,038
	HDC Hyundai Engineering Plastics Co., Ltd.	4,140	22,001
*	Heung-A Shipping Co., Ltd.	46,930	2,041
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	108,447
	High Tech Pharm Co., Ltd.	1,557	24,962
	HIMS Co., Ltd.	1,675	19,708
	Hite Jinro Co., Ltd.	9,165	286,427
	Hitejinro Holdings Co., Ltd.	2,515	36,037
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	8,820	39,387
*	HLB Life Science Co., Ltd.	2,143	20,853
*	HLB, Inc.	2,710	80,646
	HLscience Co., Ltd.	474	18,416
#*	HMM Co., Ltd.	39,167	1,374,593
*	Homecast Co., Ltd.	5,594	15,071
	Hotel Shilla Co., Ltd.	9,154	709,047
	HS Industries Co., Ltd.	24,285	176,462
*	HSD Engine Co., Ltd.	5,280	47,052
	Huchems Fine Chemical Corp.	10,363	201,642
*	Hugel, Inc.	492	81,484
*	Humasis Co., Ltd.	3,088	68,048
*	Humax Co., Ltd.	2,328	9,415
	Humedix Co., Ltd.	667	23,320
*	Huneed Technologies	2,598	19,621
	Huons Co., Ltd.	2,434	165,513
	Huons Global Co., Ltd.	1,900	126,496
	Huvis Corp.	6,198	58,611
	Huvitz Co., Ltd.	1,280	10,279
	Hwa Shin Co., Ltd.	3,850	16,763
	Hwaseung Corp Co., Ltd.	16,883	31,938
	Hwaseung Enterprise Co., Ltd.	3,754	62,040
*	Hwaseung R&A Co., Ltd.	6,407	36,805
*	Hyosung Advanced Materials Corp.	1,295	445,288
*	Hyosung Chemical Corp.	922	334,277
	Hyosung Corp.	3,201	285,365

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyosung Heavy Industries Corp.	1,031	$64,531
	Hyosung TNC Corp.	1,251	810,137
	Hyundai Bioland Co., Ltd.	1,881	38,113
*	Hyundai Bioscience Co., Ltd.	1,683	62,887
	Hyundai BNG Steel Co., Ltd.	1,489	34,942
*	Hyundai Construction Equipment Co., Ltd.	4,756	237,613
	Hyundai Corp.	2,255	43,416
	Hyundai Department Store Co., Ltd.	5,024	417,790
*	Hyundai Electric & Energy System Co., Ltd.	9,398	185,022
	Hyundai Elevator Co., Ltd.	4,241	172,478
	Hyundai Engineering & Construction Co., Ltd.	19,174	866,247
	Hyundai Ezwel Co., Ltd.	1,262	11,201
	Hyundai Glovis Co., Ltd.	5,345	919,284
	Hyundai Greenfood Co., Ltd.	23,883	208,450
	Hyundai Heavy Industries Holdings Co., Ltd.	10,945	690,649
	Hyundai Home Shopping Network Corp.	1,691	119,581
	Hyundai Livart Furniture Co., Ltd.	5,239	84,266
	Hyundai Marine & Fire Insurance Co., Ltd.	39,512	862,623
	Hyundai Motor Co.	11,634	2,212,226
	Hyundai Motor Securities Co., Ltd.	9,464	119,985
*	Hyundai Rotem Co., Ltd.	10,816	195,498
	Hyundai Steel Co.	22,674	1,127,102
	Hyundai Wia Corp.	6,476	404,089
	HyVision System, Inc.	3,080	37,186
*	iA, Inc.	22,640	27,348
	ICD Co., Ltd.	4,769	67,530
*	Icure Pharm, Inc.	506	22,256
*	IHQ, Inc.	28,719	59,696
*	Il Dong Pharmaceutical Co., Ltd.	3,284	45,579
	Iljin Diamond Co., Ltd.	527	19,631
	Iljin Electric Co., Ltd.	5,010	18,848
	Iljin Holdings Co., Ltd.	9,856	48,917
	Iljin Materials Co., Ltd.	328	20,264
	Ilyang Pharmaceutical Co., Ltd.	2,041	69,888
	iMarketKorea, Inc.	5,580	61,114
	InBody Co., Ltd.	3,074	56,503
*	Incross Co., Ltd.	327	16,449
	Industrial Bank of Korea	72,199	628,394
	Innocean Worldwide, Inc.	2,189	117,863
	InnoWireless, Inc.	392	15,746
*	Innox Advanced Materials Co., Ltd.	1,358	68,077
*	Insun ENT Co., Ltd.	6,974	85,590
	Intekplus Co., Ltd.	439	9,736
	Intelligent Digital Integrated Security Co., Ltd.	515	12,806
*	Interflex Co., Ltd.	1,402	15,086
	Interojo Co., Ltd.	2,116	46,183
	Interpark Corp.	23,008	94,711
*	iNtRON Biotechnology, Inc.	913	18,794
	Inzi Controls Co., Ltd.	1,230	23,499
	INZI Display Co., Ltd.	6,794	21,095
	IS Dongseo Co., Ltd.	8,079	484,016
	ISC Co., Ltd.	1,275	25,888
	i-SENS, Inc.	2,574	65,626
	ISU Chemical Co., Ltd.	2,060	24,939
*	IsuPetasys Co., Ltd.	3,544	12,756
*	Jahwa Electronics Co., Ltd.	3,600	64,940
	JB Financial Group Co., Ltd.	74,744	490,385
	JC Hyun System, Inc.	3,025	22,186
*	Jeju Air Co., Ltd.	4,846	104,593

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeju Semiconductor Corp.	2,916	$17,521
	Jinsung T.E.C.	6,911	93,866
	JLS Co., Ltd.	3,439	20,836
*	JNK Heaters Co., Ltd.	2,495	16,112
*	JoyCity Corp.	1,273	11,173
*	Jusung Engineering Co., Ltd.	5,310	63,355
	JW Holdings Corp.	2,332	10,047
	JW Life Science Corp.	2,832	49,494
	JW Pharmaceutical Corp.	1,301	34,003
	JYP Entertainment Corp.	7,188	212,032
	Kangnam Jevisco Co., Ltd.	394	10,471
*	Kangwon Land, Inc.	8,480	192,034
	KAON Media Co., Ltd.	5,358	59,973
	KB Financial Group, Inc.	46,094	2,269,142
	KB Financial Group, Inc., ADR	12,984	635,177
	KC Green Holdings Co., Ltd.	5,380	21,918
	KC Tech Co., Ltd.	4,198	112,834
	KCC Engineering & Construction Co., Ltd.	3,969	38,479
	KCC Glass Corp.	2,522	134,616
	KCTC	3,793	29,113
*	KEC Corp.	10,010	19,786
	KEPCO Plant Service & Engineering Co., Ltd.	6,940	211,411
*	KEYEAST Co., Ltd.	4,075	54,746
	KG Chemical Corp.	1,643	41,334
	Kginicis Co., Ltd.	7,157	128,418
	KGMobilians Co., Ltd.	4,642	45,054
*	KH FEELUX Co., Ltd.	18,643	63,415
*	KH Vatec Co., Ltd.	1,074	20,312
	Kia Corp.	21,798	1,511,961
*	KineMaster Corp.	498	24,068
	KINX, Inc.	628	38,986
	KISWIRE, Ltd.	3,796	92,622
	KIWOOM Securities Co., Ltd.	5,068	600,079
*	KMH Co., Ltd.	7,274	75,399
#*	KMW Co., Ltd.	3,893	200,273
	Koentec Co., Ltd.	6,483	52,808
	Koh Young Technology, Inc.	3,275	81,586
	Kolmar BNH Co., Ltd.	2,817	128,369
	Kolmar Korea Co., Ltd.	1,851	92,747
	Kolmar Korea Holdings Co., Ltd.	2,909	76,354
	Kolon Global Corp.	2,357	51,051
	Kolon Industries, Inc.	6,395	346,031
*	Kolon Plastic, Inc.	3,939	23,035
	KoMiCo, Ltd.	1,777	102,042
	Kopla Co., Ltd.	2,448	12,739
	Korea Aerospace Industries, Ltd.	11,226	328,250
	Korea Asset In Trust Co., Ltd.	27,927	116,201
	Korea Cast Iron Pipe Industries Co., Ltd.	2,347	21,888
*	Korea Circuit Co., Ltd.	4,621	52,831
	Korea District Heating Corp.	352	13,441
	Korea Electric Power Corp., Sponsored ADR	14,609	154,563
	Korea Electric Power Corp.	8,427	178,842
	Korea Electric Terminal Co., Ltd.	2,571	171,197
	Korea Electronic Power Industrial Development Co., Ltd.	2,574	11,629
*	Korea Gas Corp.	4,518	141,552
*	Korea Information & Communications Co., Ltd.	4,831	38,666
	Korea Investment Holdings Co., Ltd.	13,153	1,320,403
*	Korea Line Corp.	85,770	271,605
	Korea Petrochemical Ind Co., Ltd.	2,039	573,459

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Real Estate Investment & Trust Co., Ltd.	83,855	$174,195
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	8,579	1,177,858
	Korea United Pharm, Inc.	1,409	66,044
	Korea Zinc Co., Ltd.	2,507	1,002,841
*	Korean Air Lines Co., Ltd.	118,654	2,856,177
	Korean Reinsurance Co.	38,045	313,382
*	KPM Tech Co., Ltd.	13,178	34,314
	KSS LINE, Ltd.	8,759	97,795
	KT Corp., Sponsored ADR	10,532	132,703
*	KT Hitel Co., Ltd.	1,876	20,818
	KT Skylife Co., Ltd.	12,558	99,925
	KT&G Corp.	17,507	1,295,517
	KTB Investment & Securities Co., Ltd.	20,557	107,138
	KTCS Corp.	6,933	17,930
	Kukdo Chemical Co., Ltd.	1,090	88,378
	Kukdong Corp.	3,864	13,299
	Kukdong Oil & Chemicals Co., Ltd.	4,465	21,385
	Kumho Petrochemical Co., Ltd.	8,110	1,885,036
*	Kumho Tire Co., Inc.	29,214	105,433
	KUMHOE&C Co., Ltd.	4,803	43,302
	Kumkang Kind Co., Ltd.	7,285	41,476
	Kwang Dong Pharmaceutical Co., Ltd.	9,744	78,118
	Kyeryong Construction Industrial Co., Ltd.	4,548	139,948
	Kyobo Securities Co., Ltd.	10,286	77,597
	Kyongbo Pharmaceutical Co., Ltd.	1,786	22,799
	Kyung Dong Navien Co., Ltd.	1,778	87,983
	Kyungbang Co., Ltd.	6,447	76,050
	Kyung-In Synthetic Corp.	1,883	11,609
	L&C Bio Co., Ltd.	697	20,439
	LB Semicon, Inc.	12,595	155,255
	Leadcorp, Inc. (The)	14,653	117,379
	LEENO Industrial, Inc.	3,102	452,154
*	Leenos Corp.	11,057	15,426
	LG Chem, Ltd.	1,240	1,035,135
	LG Corp.	14,134	1,607,364
#*	LG Display Co., Ltd., ADR	144,957	1,562,636
#*	LG Display Co., Ltd.	21,167	459,675
	LG Electronics, Inc.	45,523	6,395,622
	LG Hausys, Ltd.	3,750	305,682
	LG HelloVision Co., Ltd.	17,066	81,616
	LG Household & Health Care, Ltd.	737	1,017,891
	LG Innotek Co., Ltd.	7,043	1,263,843
	LG International Corp.	11,639	321,394
	LG Uplus Corp.	93,210	1,104,280
	LIG Nex1 Co., Ltd.	1,833	65,100
	Lion Chemtech Co., Ltd.	1,399	13,324
*	Lock & Lock Co., Ltd.	5,571	76,637
	Lotte Chemical Corp.	2,302	624,936
	Lotte Chilsung Beverage Co., Ltd.	1,080	135,730
	Lotte Confectionery Co., Ltd.	179	21,837
	Lotte Corp.	5,481	179,878
*	Lotte Data Communication Co.	860	29,372
	LOTTE Fine Chemical Co., Ltd.	7,746	471,007
	Lotte Food Co., Ltd.	197	69,279
	LOTTE Himart Co., Ltd.	3,486	121,351
*	Lotte Non-Life Insurance Co., Ltd.	41,650	69,835
	Lotte Shopping Co., Ltd.	3,712	412,622
	LS Corp.	5,047	330,421
	LS Electric Co., Ltd.	6,112	311,618

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CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Lumens Co., Ltd.	22,437	$27,835
*	LVMC Holdings	22,148	73,045
	Macquarie Korea Infrastructure Fund	49,443	535,465
	Maeil Dairies Co., Ltd.	918	61,546
	Maeil Holdings Co., Ltd.	4,128	37,080
*	Mando Corp.	16,984	886,768
	Mcnex Co., Ltd.	6,556	281,297
	ME2ON Co., Ltd.	8,057	48,756
*	Medipost Co., Ltd.	771	23,499
	Medy-Tox, Inc.	1,281	200,670
*	Meerecompany, Inc.	1,150	38,904
	MegaStudyEdu Co., Ltd.	3,356	174,167
	Meritz Financial Group, Inc.	16,897	271,446
	Meritz Fire & Marine Insurance Co., Ltd.	30,872	553,390
	Meritz Securities Co., Ltd.	128,077	555,298
*	MiCo, Ltd.	18,529	243,456
	Minwise Co., Ltd.	931	14,764
	Mirae Asset Life Insurance Co., Ltd.	45,023	162,529
	Mirae Asset Securities Co., Ltd.	85,109	762,467
	Miwon Commercial Co., Ltd.	279	54,255
	Miwon Holdings Co., Ltd.	92	10,272
	Miwon Specialty Chemical Co., Ltd.	1,128	177,435
*	Mobase Co., Ltd.	3,216	14,356
*	Mobase Electronics Co., Ltd.	7,749	18,923
*	Modetour Network, Inc.	262	5,307
	Moorim P&P Co., Ltd.	12,956	61,797
	Multicampus Co., Ltd.	752	22,707
	Namhae Chemical Corp.	4,401	36,342
*	Namsun Aluminum Co., Ltd.	3,792	13,239
*	Namuga Co., Ltd.	2,376	19,453
	Nasmedia Co., Ltd.	1,454	46,015
	NAVER Corp.	2,316	745,803
	NCSoft Corp.	1,285	955,882
*	NDFOS Co., Ltd.	5,158	30,152
	NeoPharm Co., Ltd.	1,311	40,718
*	Neowiz	3,484	73,978
*	NEPES Corp.	1,196	42,731
	Netmarble Corp.	661	76,598
	New Power Plasma Co., Ltd.	5,828	33,624
	Nexen Corp.	11,315	50,470
	Nexen Tire Corp.	19,176	150,657
	NH Investment & Securities Co., Ltd.	45,555	524,561
*	NHN KCP Corp.	4,946	226,394
	NICE Holdings Co., Ltd.	8,074	139,940
	Nice Information & Telecommunication, Inc.	2,812	79,514
	NICE Information Service Co., Ltd.	12,936	254,016
	NICE Total Cash Management Co., Ltd.	5,591	33,202
*	NK Co., Ltd.	11,386	13,227
	Nong Shim Holdings Co., Ltd.	919	65,180
	Nong Woo Bio Co., Ltd.	1,832	21,336
	NongShim Co., Ltd.	1,194	305,537
	Noroo Holdings Co., Ltd.	1,230	16,223
	NOROO Paint & Coatings Co., Ltd.	1,839	22,616
	NOVAREX Co., Ltd.	558	21,096
	NPC	3,066	12,140
*	OCI Co., Ltd.	6,671	743,223
	Okong Corp.	2,287	10,009
	OptoElectronics Solutions Co., Ltd.	2,293	89,446
*	OPTRON-TEC, Inc.	11,325	85,163

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Corp.	628	$65,945
	Orion Holdings Corp.	9,992	157,771
	Osstem Implant Co., Ltd.	4,830	384,316
	Ottogi Corp.	417	207,881
	Paik Kwang Industrial Co., Ltd.	13,521	61,656
	Pan Ocean Co., Ltd.	76,206	500,149
*	Pan-Pacific Co., Ltd.	8,830	22,409
*	Paradise Co., Ltd.	7,876	126,819
	Park Systems Corp.	272	35,345
	Partron Co., Ltd.	18,711	178,274
*	Pearl Abyss Corp.	7,535	380,708
	PharmaResearch Co., Ltd.	343	21,542
*	PharmGen Science, Inc.	2,161	30,499
*	Pharmicell Co., Ltd.	4,580	68,052
	PI Advanced Materials Co., Ltd.	4,450	191,040
	Poongsan Corp.	7,772	261,219
	POSCO, Sponsored ADR	33,942	2,763,218
	POSCO	1,578	515,714
	POSCO Chemical Co., Ltd.	1,789	237,823
	Posco ICT Co., Ltd.	7,848	50,651
	Posco International Corp.	22,451	422,004
*	Power Logics Co., Ltd.	17,904	131,305
	Protec Co., Ltd.	1,581	39,357
	PSK, Inc.	4,173	160,033
	Pulmuone Co., Ltd.	8,790	136,261
	Pungkuk Alcohol Industry Co., Ltd.	575	10,189
	Pyeong Hwa Automotive Co., Ltd.	2,201	19,445
	Rayence Co., Ltd.	875	10,396
*	Redrover Co., Ltd.	4,271	1,317
	Reyon Pharmaceutical Co., Ltd.	1,119	20,363
	RFHIC Corp.	910	33,152
*	RFTech Co., Ltd.	6,617	42,909
	S&S Tech Corp.	4,200	120,018
	S-1 Corp.	4,010	293,603
	Sajo Industries Co., Ltd.	712	30,282
	Sajodaerim Corp.	851	14,290
*	Sajodongaone Co., Ltd.	16,592	19,784
*	SAM KANG M&T Co., Ltd.	1,181	20,348
	Sambo Corrugated Board Co., Ltd.	1,487	21,261
*	Sambo Motors Co., Ltd.	6,699	42,311
*	Sambu Engineering & Construction Co., Ltd.	17,272	42,720
	Samchully Co., Ltd.	408	31,083
	SAMHWA Paints Industrial Co., Ltd.	1,628	19,143
	Samick Musical Instruments Co., Ltd.	15,326	23,904
	Samick THK Co., Ltd.	1,844	27,170
	Samji Electronics Co., Ltd.	5,213	64,295
	Samjin LND Co., Ltd.	3,154	10,672
	Samjin Pharmaceutical Co., Ltd.	3,278	79,723
*	Samkee Corp.	10,140	40,407
	SAMPYO Cement Co., Ltd.	10,906	52,834
*	Samsung Biologics Co., Ltd.	81	58,216
	Samsung Card Co., Ltd.	6,396	202,879
	Samsung Electro-Mechanics Co., Ltd.	10,373	1,657,713
	Samsung Electronics Co., Ltd., GDR	9,769	17,799,791
	Samsung Electronics Co., Ltd.	504,791	36,791,933
*	Samsung Engineering Co., Ltd.	43,530	675,188
	Samsung Fire & Marine Insurance Co., Ltd.	11,324	2,011,787
*	Samsung Heavy Industries Co., Ltd.	113,036	758,593
	Samsung Life Insurance Co., Ltd.	10,090	738,917

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CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Pharmaceutical Co., Ltd.	3,763	$18,970
	Samsung Publishing Co., Ltd.	505	19,453
	Samsung SDI Co., Ltd.	883	515,390
	Samsung SDS Co., Ltd.	2,510	411,627
	Samsung Securities Co., Ltd.	19,235	735,006
	SAMT Co., Ltd.	28,477	74,723
	Samwha Capacitor Co., Ltd.	3,281	189,311
	Samyang Corp.	1,441	75,830
	Samyang Foods Co., Ltd.	1,538	127,836
	Samyang Packaging Corp.	735	17,267
	Sang-A Frontec Co., Ltd.	2,592	115,049
	Sangsin Energy Display Precision Co., Ltd.	1,664	20,238
	SaraminHR Co., Ltd.	2,474	77,556
	SAVEZONE I&C Corp.	10,599	38,154
*	S-Connect Co., Ltd.	28,101	56,949
*	SDN Co., Ltd.	6,023	15,598
	Seah Besteel Corp.	6,008	140,608
	SeAH Holdings Corp.	341	30,588
	SeAH Steel Corp.	578	60,779
	SeAH Steel Holdings Corp.	189	12,527
#	Seegene, Inc.	5,236	439,625
	Sejong Industrial Co., Ltd.	4,410	34,103
	Sempio Foods Co.	12	516
	S-Energy Co., Ltd.	2,942	15,887
	Seohan Co., Ltd.	35,255	54,734
*	Seojin System Co., Ltd.	510	19,948
	Seoul Semiconductor Co., Ltd.	10,210	171,840
	Seoyon Co., Ltd.	5,173	88,976
	Seoyon E-Hwa Co., Ltd.	3,797	30,119
*	Sewon E&C Co., Ltd.	8,094	12,764
	SEWOONMEDICAL Co., Ltd.	3,469	18,362
	SFA Engineering Corp.	12,841	481,748
*	SFA Semicon Co., Ltd.	43,839	309,487
	SGC e Tec E&C Co., Ltd.	759	42,401
	SGC Energy Co., Ltd.	4,295	179,562
	Shin Heung Energy & Electronics Co., Ltd.	944	41,260
	Shin Poong Pharmaceutical Co., Ltd.	509	31,917
	Shindaeyang Paper Co., Ltd.	1,347	96,425
	Shinhan Financial Group Co., Ltd.	47,018	1,689,604
	Shinhan Financial Group Co., Ltd., ADR	18,630	665,836
	Shinil Electronics Co., Ltd.	17,933	35,697
	Shinsegae Engineering & Construction Co., Ltd.	1,204	49,159
	Shinsegae Food Co., Ltd.	965	70,113
	Shinsegae Information & Communication Co., Ltd.	103	17,395
	Shinsegae International, Inc.	339	62,200
	Shinsegae, Inc.	2,932	799,536
	Shinsung Delta Tech Co., Ltd.	2,191	19,270
*	Shinsung E&G Co., Ltd.	17,911	50,770
*	Shinsung Tongsang Co., Ltd.	24,154	37,976
	Shinwha Intertek Corp.	9,715	30,440
*	Shinwon Corp.	10,590	15,883
*	Signetics Corp.	32,920	40,635
	Silicon Works Co., Ltd.	2,336	199,797
	SIMMTECH Co., Ltd.	11,808	240,213
	SIMPAC, Inc.	6,156	25,900
	SK Chemicals Co., Ltd.	2,479	590,522
	SK D&D Co., Ltd.	1,668	54,732
	SK Discovery Co., Ltd.	6,508	337,012
	SK Gas, Ltd.	544	49,086

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CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Holdings Co., Ltd.	5,193	$1,283,396
	SK Hynix, Inc.	83,152	9,486,086
*	SK Innovation Co., Ltd.	10,608	2,565,799
	SK Materials Co., Ltd.	1,887	568,572
	SK Networks Co., Ltd.	79,651	378,296
*	SK Rent A Car Co., Ltd.	1,060	10,934
	SK Securities Co., Ltd.	156,646	143,958
	SK Telecom Co., Ltd., Sponsored ADR	1,900	57,076
	SK Telecom Co., Ltd.	2,483	676,305
	SKC Co., Ltd.	2,606	315,589
	SL Corp.	6,248	127,131
*	SM Entertainment Co., Ltd.	5,257	142,329
*	S-MAC Co., Ltd.	41,630	58,032
	SNT Motiv Co., Ltd.	3,323	182,342
*	S-Oil Corp.	3,740	290,472
	Solus Advanced Materials Co., Ltd.	4,708	212,439
	Songwon Industrial Co., Ltd.	5,192	97,893
	Soulbrain Co., Ltd.	2,796	889,088
*	Soulbrain Holdings Co., Ltd.	3,458	129,922
	SPC Samlip Co., Ltd.	824	51,993
	Speco Co., Ltd.	2,390	19,058
	SPG Co., Ltd.	1,138	10,949
	Spigen Korea Co., Ltd.	761	42,422
	Ssangyong Cement Industrial Co., Ltd.	48,615	338,603
*	Ssangyong Motor Co.	14,162	26,450
*	Studio Dragon Corp.	1,437	133,093
	Suheung Co., Ltd.	1,649	79,236
	Sun Kwang Co., Ltd.	700	23,518
	Sung Kwang Bend Co., Ltd.	9,457	89,931
*	Sungchang Enterprise Holdings, Ltd.	9,770	25,319
	Sungdo Engineering & Construction Co., Ltd.	5,870	33,428
	Sungshin Cement Co., Ltd.	5,696	53,190
	Sungwoo Hitech Co., Ltd.	20,748	105,228
	Sunjin Co., Ltd.	4,399	77,835
*	Synopex, Inc.	20,512	68,931
	Systems Technology, Inc.	2,361	40,544
	Tae Kyung Industrial Co., Ltd.	2,111	13,104
*	Taewoong Co., Ltd.	4,708	52,906
	Taeyoung Engineering & Construction Co., Ltd.	12,917	150,754
*	Taihan Fiberoptics Co., Ltd.	12,697	36,273
*	Taihan Textile Co., Ltd.	1,266	50,124
*	Tailim Packaging Co., Ltd.	2,666	12,242
	TechWing, Inc.	5,406	122,093
*	Telcon RF Pharmaceutical, Inc.	4,634	20,553
	TES Co., Ltd.	754	23,118
	Tesna, Inc.	915	39,918
*	Theragen Etex Co., Ltd.	7,856	62,208
*	Thinkware Systems Corp.	2,319	32,208
*	TK Chemical Corp.	20,345	120,840
	TK Corp.	8,803	86,488
	Tokai Carbon Korea Co., Ltd.	1,830	320,397
	Tongyang Life Insurance Co., Ltd.	20,755	88,716
*	Top Engineering Co., Ltd.	5,140	42,101
	Toptec Co., Ltd.	5,629	61,386
*	Tovis Co., Ltd.	8,847	62,104
	TS Corp.	15,520	49,677
	TSE Co., Ltd.	414	23,228
*	Tuksu Construction Co., Ltd.	2,534	20,461
*	TY Holdings Co., Ltd.	12,453	301,794

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ubiquoss, Inc.	642	$11,781
	Uni-Chem Co., Ltd.	6,955	10,538
*	Unick Corp.	1,441	9,781
	Unid Co., Ltd.	3,047	234,452
	Union Semiconductor Equipment & Materials Co., Ltd.	5,091	63,447
	Uniquest Corp.	1,954	18,525
*	UniTest, Inc.	2,869	58,435
	Value Added Technology Co., Ltd.	1,180	32,205
	Vieworks Co., Ltd.	772	26,082
	Vitzro Tech Co., Ltd.	2,032	19,369
*	W Holding Co., Ltd.	24,735	7,160
	Webcash Corp.	351	25,183
*	Webzen, Inc.	2,788	86,578
	Wemade Co., Ltd.	618	28,805
	Wiable Corp.	2,482	9,997
	Winix, Inc.	2,902	60,205
	Wins Co., Ltd.	945	14,208
	WiSoL Co., Ltd.	14,909	170,820
*	WONIK CUBE Corp.	8,997	42,590
*	Wonik Holdings Co., Ltd.	17,153	102,637
	WONIK IPS Co., Ltd.	4,029	182,725
	Wonik Materials Co., Ltd.	4,076	138,992
*	Wonik Pne Co., Ltd.	2,025	36,817
*	Wonik QnC Corp.	1,178	28,841
	Woojin, Inc.	4,027	18,591
	Woongjin Thinkbig Co., Ltd.	5,548	20,038
*	Wooree Bio Co., Ltd.	2,563	13,301
	Woori Financial Group, Inc., Sponsored ADR	593	17,098
	Woori Financial Group, Inc.	148,088	1,423,398
	Woori Investment Bank Co., Ltd.	97,241	75,635
	Woorison F&G Co., Ltd.	12,563	26,969
	Woory Industrial Co., Ltd.	1,316	30,871
*	Woowon Development Co., Ltd.	3,378	20,358
	Worldex Industry & Trading Co., Ltd.	888	22,405
	Y G-1 Co., Ltd.	8,699	72,556
*	Y-entec Co., Ltd.	2,872	43,399
*	YG Entertainment, Inc.	515	19,193
*	YMT Co., Ltd.	2,150	43,196
	Yonwoo Co., Ltd.	670	16,812
	Youlchon Chemical Co., Ltd.	2,827	62,913
	Young Poong Corp.	168	102,401
	Youngone Corp.	8,136	320,040
	Youngone Holdings Co., Ltd.	2,822	120,643
*	YoungWoo DSP Co., Ltd.	5,383	13,823
	Yuanta Securities Korea Co., Ltd.	52,438	204,285
	Yuhan Corp.	4,305	248,208
*	Yungjin Pharmaceutical Co., Ltd.	7,605	44,232
*	Yuyang DNU Co., Ltd.	1,719	707
	Zeus Co., Ltd.	1,522	37,675
	Zinus, Inc.	2,534	189,582

TOTAL SOUTH KOREA			213,566,148

SPAIN — (1.5%)
	Acciona SA	12,258	2,130,955
	Acerinox SA	62,083	860,866
	ACS Actividades de Construccion y Servicios SA	61,461	2,002,444
*	Aena SME SA	7,298	1,268,360
	Alantra Partners SA	614	11,654
	Almirall SA	20,697	324,903

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Amadeus IT Group SA	38,582	$2,627,358
*	Amper SA	310,784	71,791
*	Applus Services SA	77,383	818,714
*	Atresmedia Corp. de Medios de Comunicacion SA	37,599	180,952
*	Azkoyen SA	4,453	31,712
	Banco Bilbao Vizcaya Argentaria SA	487,011	2,727,059
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	210,981	1,181,495
*	Banco de Sabadell SA	2,230,938	1,412,458
	Banco Santander SA	1,143,603	4,411,509
*	Banco Santander SA	111,581	408,466
	Bankinter SA	210,927	1,153,464
	CaixaBank SA	708,457	2,266,328
*	Caja de Ahorros del Mediterraneo	4,397	0
	Cellnex Telecom SA	93,679	5,298,865
	Cia de Distribucion Integral Logista Holdings SA	17,660	367,142
	CIE Automotive SA	24,889	692,316
	Construcciones y Auxiliar de Ferrocarriles SA	7,787	374,913
	Ebro Foods SA	14,150	289,340
*	eDreams ODIGEO SA	21,208	123,538
	Elecnor SA	8,321	104,013
	Enagas SA	94,249	2,051,845
*	Ence Energia y Celulosa SA	71,140	312,263
	Endesa SA	32,657	858,935
	Ercros SA	47,819	152,817
	Euskaltel SA	37,378	497,252
	Faes Farma SA	174,995	729,133
	Ferrovial SA	3,965	112,578
	Fluidra SA	14,819	514,605
	Fomento de Construcciones y Contratas SA	15,987	209,479
	Global Dominion Access SA	50,319	248,028
	Grifols SA	29,198	790,861
	Grupo Catalana Occidente SA	10,643	445,582
	Iberdrola SA	645,863	8,728,156
	Iberpapel Gestion SA	352	7,913
*	Indra Sistemas SA	46,457	483,380
	Industria de Diseno Textil SA	63,563	2,261,615
	Laboratorios Farmaceuticos Rovi SA	824	47,766
	Liberbank SA	945,604	334,318
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	210,927	413,347
	Mapfre SA	160,812	345,491
*	Mediaset Espana Comunicacion SA	105,629	672,351
*	Melia Hotels International SA	54,024	441,280
*	Metrovacesa S.A	503	4,605
	Miquel y Costas & Miquel SA	11,594	200,850
	Naturgy Energy Group SA	66,262	1,702,243
#*	Obrascon Huarte Lain SA	51,945	40,848
	Pharma Mar SA	1,175	134,187
*	Promotora de Informaciones SA, Class A	72,018	79,684
	Prosegur Cia de Seguridad SA	106,234	330,420
*	Realia Business SA	69,999	57,459
	Red Electrica Corp. SA	50,175	921,115
	Repsol SA, Sponsored ADR	41,901	500,715
	Repsol SA	210,120	2,508,057
	Sacyr SA	213,058	590,228
*	Siemens Gamesa Renewable Energy SA	6,995	252,658
*	Solaria Energia y Medio Ambiente SA	5,790	118,699
*	Solarpack Corp. Tecnologica SA	493	11,793
*	Talgo SA	4,147	21,223
*	Tecnicas Reunidas SA	3,605	53,752

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
#	Telefonica SA, Sponsored ADR	52,156	$244,612
	Telefonica SA	496,131	2,299,231
#*	Tubacex SA	35,530	71,595
	Unicaja Banco SA	137,056	135,070
	Vidrala SA	7,616	857,201
	Viscofan SA	19,692	1,345,735
*	Vocento SA	6,696	8,594
	Zardoya Otis SA	54,312	344,021

TOTAL SPAIN			64,634,205

SWEDEN — (2.3%)
	AAK AB	10,600	242,749
	AcadeMedia AB	20,224	209,332
	Adapteo Oyj	20,921	263,391
	AddLife AB, Class B	14,188	392,889
*	AddNode Group AB	6,360	216,907
	AddTech AB, Class B	62,008	1,080,998
*	AF Poyry AB	18,573	607,723
	Alfa Laval AB	48,025	1,621,931
	Alimak Group AB	8,628	148,734
*	Ambea AB	987	9,252
*	Annehem Fastigheter AB, Class B	21,544	75,391
*	Arise AB	3,191	19,800
	Arjo AB, Class B	48,778	480,955
	Assa Abloy AB, Class B	33,374	951,479
	Atlas Copco AB, Class A	47,532	2,882,343
	Atlas Copco AB, Class B	27,621	1,433,224
	Atrium Ljungberg AB, Class B	9,002	188,557
*	Attendo AB	40,806	237,738
	Avanza Bank Holding AB	35,135	1,261,179
	Axfood AB	17,831	446,216
	Beijer Alma AB	22,051	494,950
*	Beijer Electronics Group AB	9,700	58,627
	Beijer Ref AB	52,857	819,685
	Bergman & Beving AB	12,025	183,148
	Besqab AB	1,033	19,814
	Betsson AB	70,099	636,921
*	Better Collective A/S	568	14,899
*	BHG Group AB	1,720	33,047
	Bilia AB, Class A	61,438	1,070,945
	BillerudKorsnas AB	60,095	1,227,307
	BioGaia AB, Class B	6,804	324,744
	Biotage AB	17,611	380,012
	Boliden AB	101,481	3,947,358
	Bonava AB, Class B	32,578	385,968
	Bravida Holding AB	32,188	477,579
	Bufab AB	15,696	414,475
	Bulten AB	6,216	79,893
*	Byggmax Group AB	31,325	273,429
	Castellum AB	18,860	459,280
*	Catella AB	5,664	22,630
	Catena AB	4,067	196,579
*	Cavotec SA	5,047	15,539
*	CDON AB	1,219	75,033
*	Clas Ohlson AB, Class B	5,198	55,480
	Cloetta AB, Class B	88,213	276,128
*	Collector AB	5,084	18,784
	Concentric AB	20,211	454,221
	Coor Service Management Holding AB	7,362	62,361

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Dios Fastigheter AB	14,899	$141,814
	Dometic Group AB	146,048	2,298,382
*	Doro AB	9,675	68,378
*	Duni AB	11,410	161,783
#	Dustin Group AB	29,000	361,908
	Eastnine AB	8,283	125,038
	Elanders AB, Class B	3,052	62,769
	Electrolux AB	44,147	1,238,186
*	Electrolux Professional AB, Class B	44,147	279,664
#	Elekta AB, Class B	34,531	461,777
*	Elos Medtech AB	1,639	32,714
*	Eltel AB	18,432	56,655
*	Enea AB	4,344	122,779
*	Eolus Vind AB, Class B	1,116	27,957
	Epiroc AB, Class A	40,318	872,381
	Epiroc AB, Class B	38,078	745,548
	Essity AB, Class A	1,606	53,187
	Essity AB, Class B	33,197	1,083,484
	Evolution Gaming Group AB	4,905	968,289
	eWork Group AB	3,724	41,794
	Fabege AB	19,571	291,788
	Fagerhult AB	15,646	107,432
#*	Fastighets AB Balder, Class B	5,700	328,422
	FastPartner AB, Class A	10,334	113,214
	Fenix Outdoor International AG	789	116,772
	Ferronordic AB	983	23,953
*	Fingerprint Cards AB, Class B	15,173	62,081
	FormPipe Software AB	2,352	9,646
#	G5 Entertainment AB	406	29,415
	Getinge AB, Class B	31,349	1,060,255
*	Granges AB	60,682	813,338
#*	H & M Hennes & Mauritz AB, Class B	71,334	1,755,342
*	Haldex AB	20,108	135,613
	Hexagon AB, Class B	11,376	1,086,623
*	Hexatronic Group AB	2,729	49,227
	Hexpol AB	63,206	774,931
	HMS Networks AB	1,659	71,751
*	Hoist Finance AB	40,260	165,374
	Holmen AB, Class B	19,680	928,543
	Hufvudstaden AB, Class A	10,117	161,262
*	Humana AB	6,995	63,356
	Husqvarna AB, Class A	14,304	201,005
	Husqvarna AB, Class B	130,453	1,816,628
	ICA Gruppen AB	7,914	364,780
	Indutrade AB	68,958	1,800,884
	Instalco AB	930	39,408
#*	International Petroleum Corp.	33,561	117,955
	Intrum AB	28,236	971,070
*	Inwido AB	46,993	822,149
#*	ITAB Shop Concept AB, Class B	3,537	7,781
	JM AB	31,451	1,165,129
*	Kindred Group P.L.C.	67,551	1,162,635
	Klovern AB, Class B	33,987	65,784
*	KNOW IT AB	17,201	634,836
	Kungsleden AB	34,306	398,864
	Lagercrantz Group AB, Class B	61,467	633,749
	LeoVegas AB	9,264	55,405
	Lifco AB, Class B	4,216	451,503
	Lindab International AB	34,213	696,331

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Loomis AB	45,762	$1,498,588
	Lundin Energy AB	20,983	669,314
	Medicover AB, Class B	133	3,806
*	Mekonomen AB	19,554	335,639
*	Millicom International Cellular SA	34,078	1,346,719
	MIPS AB	3,728	301,567
*	Modern Times Group MTG AB, Class B	16,240	247,754
*	Momentum Group AB, Class B	10,464	243,726
*	Munters Group AB	13,973	136,755
	Mycronic AB	28,090	829,347
	NCC AB, Class B	2,281	43,010
*	Nederman Holding AB	1,650	31,876
*	Nelly Group AB	4,321	19,522
*	Net Insight AB, Class B	64,475	18,623
*	New Wave Group AB, Class B	19,517	209,519
	Nibe Industrier AB, Class B	4,799	175,264
	Nobia AB	69,989	608,333
*	Nobina AB	66,772	590,218
*	Nolato AB, Class B	15,102	1,491,178
*	Nordic Entertainment Group AB, Class B	14,162	656,939
	Nordic Waterproofing Holding AB	1,273	27,172
	OEM International AB, Class B	2,886	137,732
*	Peab AB, Class B	107,724	1,553,981
	Platzer Fastigheter Holding AB, Class B	3,634	47,512
	Pricer AB, Class B	52,318	211,050
	Proact IT Group AB	5,753	181,541
#*	Qliro AB	4,321	24,373
	Ratos AB, Class B	97,977	576,592
*	RaySearch Laboratories AB	7,166	70,402
	Resurs Holding AB	29,603	153,007
*	Rottneros AB	45,215	52,512
	Saab AB, Class B	17,220	509,703
	Sagax AB, Class B	15,230	402,225
	Samhallsbyggnadsbolaget i Norden AB	217,396	826,903
	Sandvik AB	84,752	2,095,870
#*	SAS AB	751,060	173,596
*	Scandi Standard AB	31,872	249,516
*	Scandic Hotels Group AB	29,877	134,705
	Sectra AB, Class B	4,628	330,223
	Securitas AB, Class B	92,456	1,573,825
*	Semcon AB	7,689	105,320
*	Sensys Gatso Group AB	132,179	19,034
*	Sinch AB	510	79,645
	Skandinaviska Enskilda Banken AB, Class A	119,911	1,536,437
	Skanska AB, Class B	71,801	1,944,595
	SKF AB, Class A	3,415	89,458
	SKF AB, Class B	90,756	2,344,750
*	SkiStar AB	14,478	219,143
*	SSAB AB, Class A	13,020	71,124
*	SSAB AB, Class A	96,409	521,847
*	SSAB AB, Class B	73,712	370,353
*	SSAB AB, Class B	153,348	764,928
*	Stendorren Fastigheter AB	1,382	29,446
	Svenska Cellulosa AB SCA, Class A	5,089	91,854
	Svenska Cellulosa AB SCA, Class B	106,759	1,869,496
	Svenska Handelsbanken AB, Class A	105,243	1,218,742
	Svenska Handelsbanken AB, Class B	2,965	36,219
	Sweco AB, Class B	58,149	1,033,947
#	Swedbank AB, Class A	61,415	1,078,147

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Swedish Match AB	9,488	$776,730
*	Swedish Orphan Biovitrum AB	8,103	137,564
*	Systemair AB	3,635	109,358
	Tele2 AB, Class B	41,192	532,044
	Telefonaktiebolaget LM Ericsson, Class A	3,125	42,755
	Telefonaktiebolaget LM Ericsson, Class B	191,100	2,624,592
	Telia Co. AB	212,759	881,637
	Tethys Oil AB	7,070	51,177
	Thule Group AB	20,922	948,975
	Trelleborg AB, Class B	71,873	1,869,835
	Troax Group AB	15,479	561,760
	Vitec Software Group AB, Class B	2,135	100,781
	Vitrolife AB	5,537	207,473
	Volvo AB, Class A	42,804	1,077,079
	Volvo AB, Class B	279,915	6,835,683
	Wallenstam AB, Class B	19,704	304,516
	Wihlborgs Fastigheter AB	24,046	491,550

TOTAL SWEDEN			103,776,476

SWITZERLAND — (4.4%)
	ABB, Ltd.	94,154	3,058,324
	Adecco Group AG	61,319	4,156,174
*	Alcon, Inc.	57,051	4,303,357
*	Alcon, Inc.	2,807	210,836
	Allreal Holding AG	5,345	1,081,851
	ALSO Holding AG	2,933	887,058
*	APG SGA SA	506	121,156
	Arbonia AG	21,255	368,019
*	Aryzta AG	398,122	448,776
*	Ascom Holding AG	12,384	194,055
*	Autoneum Holding AG	1,715	331,461
	Bachem Holding AG, Class B	484	245,715
	Baloise Holding AG	15,701	2,654,938
	Banque Cantonale de Geneve	541	95,380
	Banque Cantonale Vaudoise	11,000	1,121,411
	Barry Callebaut AG	762	1,682,422
	Belimo Holding AG	900	359,168
	Bell Food Group AG	1,013	316,698
	Bellevue Group AG	4,979	211,105
	Berner Kantonalbank AG	1,620	378,851
	BKW AG	5,641	631,755
*	Bobst Group SA	4,280	284,577
	Bossard Holding AG, Class A	4,372	1,051,149
	Bucher Industries AG	4,147	2,176,416
	Burckhardt Compression Holding AG	989	355,157
	Burkhalter Holding AG	1,861	147,975
	Bystronic AG	538	657,586
	Calida Holding AG	2,049	80,371
*	Carlo Gavazzi Holding AG	107	25,623
	Cembra Money Bank AG	11,813	1,284,516
	Chocoladefabriken Lindt & Spruengli AG	11	1,087,548
	Cicor Technologies, Ltd.	869	48,308
	Cie Financiere Richemont SA	35,995	3,694,051
	Cie Financiere Tradition SA	858	110,390
	Clariant AG	51,448	1,077,649
	Coltene Holding AG	1,624	229,853
#	Credit Suisse Group AG	168,897	1,770,036
	Credit Suisse Group AG, Sponsored ADR	94,326	997,030
	Daetwyler Holding AG	1,680	545,202

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	DKSH Holding AG	15,966	$1,284,852
	dormakaba Holding AG	1,029	676,190
#*	Dottikon Es Holding AG	160	31,376
#*	Dufry AG	25,510	1,678,780
	EFG International AG	35,248	308,056
	Emmi AG	631	655,321
	EMS-Chemie Holding AG	937	874,888
	Energiedienst Holding AG	1,995	76,469
#*	Evolva Holding SA	73,727	15,387
*	Feintool International Holding AG	1,240	88,413
*	Flughafen Zurich AG	9,780	1,759,233
	Forbo Holding AG	716	1,371,312
	Galenica AG	4,161	281,602
*	GAM Holding AG	79,101	204,966
	Geberit AG	4,504	2,963,669
	Georg Fischer AG	2,475	3,470,380
	Givaudan SA	313	1,311,525
	Gurit Holding AG	232	603,104
	Helvetia Holding AG	15,662	1,882,960
*	HOCHDORF Holding AG	415	27,714
	Huber & Suhner AG	7,280	584,262
	Hypothekarbank Lenzburg AG	9	42,364
*	Implenia AG	6,013	175,264
*	Ina Invest Holding AG	1,203	24,984
	Inficon Holding AG	575	615,115
	Interroll Holding AG	272	929,641
	Intershop Holding AG	288	192,690
	Investis Holding SA	27	2,862
	Julius Baer Group, Ltd.	65,513	4,123,220
*	Jungfraubahn Holding AG	462	69,722
	Kardex Holding AG	3,331	687,614
*	Komax Holding AG	1,888	452,982
	Kudelski SA	18,111	83,953
	Kuehne + Nagel International AG	6,094	1,822,075
	LafargeHolcim, Ltd.	56,670	3,496,975
	LafargeHolcim, Ltd.	23,757	1,465,514
	Landis+Gyr Group AG	6,106	423,261
*	Lastminute.com NV	2,606	109,796
	LEM Holding SA	165	308,995
	Liechtensteinische Landesbank AG	4,977	294,519
#	Logitech International SA	13,969	1,548,883
	Lonza Group AG	2,827	1,797,164
	Luzerner Kantonalbank AG	1,408	664,901
*	Meier Tobler Group AG	1,992	35,025
	Metall Zug AG	82	177,750
*	Mikron Holding AG	2,431	17,038
	Mobilezone Holding AG	19,209	240,397
	Mobimo Holding AG	2,733	868,468
	Nestle SA	291,193	34,748,262
	Novartis AG, Sponsored ADR	83,303	7,100,748
	Novartis AG	16,181	1,380,827
	OC Oerlikon Corp. AG	102,197	1,195,183
*	Orascom Development Holding AG	6,054	67,646
	Orell Fuessli AG	152	18,557
	Orior AG	2,835	259,656
	Partners Group Holding AG	2,807	3,998,479
*	Peach Property Group AG	285	16,096
	Phoenix Mecano AG	223	113,796
	Plazza AG, Class A	244	85,788

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	PSP Swiss Property AG	9,092	$1,121,919
*	Rieter Holding AG	1,653	254,506
	Roche Holding AG 710891904	2,558	889,435
	Roche Holding AG 711038901	51,641	16,843,001
	Romande Energie Holding SA	69	97,491
	Schaffner Holding AG	216	60,764
	Schindler Holding AG	3,003	835,575
	Schweiter Technologies AG	471	764,336
	SFS Group AG	8,928	1,150,816
	SGS SA	650	1,923,286
	Siegfried Holding AG	1,822	1,675,630
	SIG Combibloc Group AG	12,492	306,193
	Sika AG	15,450	4,614,336
#*	Sonova Holding AG	5,995	1,775,119
	St Galler Kantonalbank AG	1,037	485,532
	Straumann Holding AG	658	940,395
	Sulzer AG	8,150	928,493
	Swatch Group AG (The)	7,237	2,218,188
	Swatch Group AG (The)	13,158	789,291
	Swiss Life Holding AG	5,746	2,799,632
	Swiss Prime Site AG	27,761	2,701,680
	Swiss Re AG	32,190	2,988,555
#*	Swiss Steel Holding AG	261,907	90,177
	Swisscom AG	4,853	2,634,930
	Swissquote Group Holding SA	3,872	581,418
	Temenos AG	17,328	2,547,560
	Thurgauer Kantonalbank	112	13,007
#*	Tornos Holding AG	3,658	25,439
*	TX Group AG	1,266	97,437
#	u-blox Holding AG	3,189	218,639
*	UBS Group AG	261,000	3,990,690
	Valiant Holding AG	6,995	775,546
*	Valora Holding AG	1,827	383,374
	VAT Group AG	2,417	690,208
	Vaudoise Assurances Holding SA	445	237,309
	Vetropack Holding AG	5,350	323,733
	Vifor Pharma AG	8,927	1,286,588
*	Von Roll Holding AG	14,867	12,544
	Vontobel Holding AG	12,679	954,248
	VP Bank AG	1,623	204,519
	VZ Holding AG	3,380	291,041
*	V-ZUG Holding AG	820	113,298
	Warteck Invest AG	24	62,806
	Ypsomed Holding AG	260	41,734
	Zehnder Group AG	5,117	412,727
	Zug Estates Holding AG, Class B	68	147,838
	Zuger Kantonalbank AG	31	233,534
	Zurich Insurance Group AG	9,375	3,846,173

TOTAL SWITZERLAND			194,669,306

TAIWAN — (5.6%)
#*	Ability Opto-Electronics Technology Co., Ltd.	35,700	110,973
	AcBel Polytech, Inc.	116,540	122,574
	Accton Technology Corp.	98,929	1,120,181
	Acer, Inc.	881,521	1,077,390
	ACES Electronic Co., Ltd.	43,000	68,752
*	Acon Holding, Inc.	73,000	32,727
	Acter Group Corp., Ltd.	26,350	188,242
	Actron Technology Corp.	16,983	72,812

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	A-DATA Technology Co., Ltd.	71,503	$306,752
	Addcn Technology Co., Ltd.	3,000	25,930
	Advanced Ceramic X Corp.	4,000	75,977
	Advanced International Multitech Co., Ltd.	64,000	192,473
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	14,251	5,457
#*	Advanced Optoelectronic Technology, Inc.	31,000	38,676
	Advancetek Enterprise Co., Ltd.	87,532	56,892
	Advantech Co., Ltd.	38,039	481,302
	Aerospace Industrial Development Corp.	227,000	243,913
	Airtac International Group	9,773	407,888
#	Alchip Technologies, Ltd.	25,000	441,235
	Allied Circuit Co., Ltd.	5,000	20,710
	Allis Electric Co., Ltd.	28,297	27,062
	Alltek Technology Corp.	32,642	34,223
	Alltop Technology Co., Ltd.	3,001	17,098
	Amazing Microelectronic Corp.	21,055	120,528
*	Ambassador Hotel (The)	110,000	115,265
	AMPOC Far-East Co., Ltd.	24,000	34,572
	Anpec Electronics Corp.	31,781	162,637
#	Apacer Technology, Inc.	40,501	81,320
	APAQ Technology Co., Ltd.	26,319	66,841
	APCB, Inc.	62,000	49,107
	Apex Biotechnology Corp.	31,226	28,795
#	Apex International Co., Ltd.	58,252	138,788
	Apex Medical Corp.	20,000	22,625
	Apex Science & Engineering	75,920	39,855
	Arcadyan Technology Corp.	35,566	142,764
	Ardentec Corp.	293,120	492,646
#	Argosy Research, Inc.	28,025	114,456
	ASE Technology Holding Co., Ltd., ADR	80,709	670,690
	ASE Technology Holding Co., Ltd.	439,796	1,837,792
	Asia Cement Corp.	431,029	766,727
	Asia Electronic Material Co., Ltd.	17,000	15,436
#	Asia Optical Co., Inc.	74,000	234,618
*	Asia Pacific Telecom Co., Ltd.	617,588	221,916
	Asia Tech Image, Inc.	13,000	26,740
	Asia Vital Components Co., Ltd.	79,053	200,177
	ASMedia Technology, Inc.	2,364	98,276
	ASPEED Technology, Inc.	6,000	447,870
	ASROCK, Inc.	8,000	48,549
	Asustek Computer, Inc.	99,502	1,332,694
	Aten International Co., Ltd.	24,000	75,958
*	AU Optronics Corp.	3,024,980	3,541,199
	Audix Corp.	47,200	92,824
	AURAS Technology Co., Ltd.	26,000	169,883
	Aurora Corp.	14,100	46,457
	Avalue Technology, Inc.	16,000	32,646
	AVY Precision Technology, Inc.	53,378	60,036
	Axiomtek Co., Ltd.	18,000	35,825
#	Bank of Kaohsiung Co., Ltd.	299,008	126,512
	BenQ Materials Corp.	41,000	47,229
	BES Engineering Corp.	690,000	266,270
	Bin Chuan Enterprise Co., Ltd.	11,000	13,013
	Bionime Corp.	7,000	20,113
	Bioteque Corp.	16,000	71,540
#	Bizlink Holding, Inc.	49,038	453,826
	Bora Pharmaceuticals Co., Ltd.	4,000	35,926
	Bright Led Electronics Corp.	47,000	35,542
#	Brighton-Best International Taiwan, Inc.	114,423	158,348

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Browave Corp.	13,000	$24,843
#	C Sun Manufacturing, Ltd.	79,000	160,451
	Capital Futures Corp.	34,509	54,573
	Capital Securities Corp.	1,047,600	721,630
	Career Technology MFG. Co., Ltd.	115,715	143,410
	Cathay Financial Holding Co., Ltd.	778,255	1,452,873
	Cathay Real Estate Development Co., Ltd.	327,300	250,678
	Cayman Engley Industrial Co., Ltd.	15,327	62,580
	Center Laboratories, Inc.	70,000	167,110
	Central Reinsurance Co., Ltd.	67,788	58,588
	Century Iron & Steel Industrial Co., Ltd.	27,000	111,928
	Chailease Holding Co., Ltd.	338,713	2,440,787
*	Chain Chon Industrial Co., Ltd.	27,000	19,711
	ChainQui Construction Development Co., Ltd.	22,990	18,255
*	Champion Building Materials Co., Ltd.	74,526	42,603
	Chang Hwa Commercial Bank, Ltd.	1,189,721	760,874
#	Chang Wah Electromaterials, Inc.	159,130	225,334
#	Channel Well Technology Co., Ltd.	85,000	181,754
	Charoen Pokphand Enterprise	80,920	230,367
	CHC Healthcare Group	50,000	69,182
	CHC Resources Corp	37,900	65,720
#	Chen Full International Co., Ltd.	48,000	72,608
	Chenbro Micom Co., Ltd.	33,000	101,423
#	Cheng Loong Corp.	283,360	452,596
#*	Cheng Mei Materials Technology Corp.	228,100	115,293
	Cheng Shin Rubber Industry Co., Ltd.	504,341	972,723
#	Cheng Uei Precision Industry Co., Ltd.	183,051	302,179
	Chenming Electronic Technology Corp.	38,000	21,382
	Chian Hsing Forging Industrial Co., Ltd.	21,000	37,514
	Chicony Electronics Co., Ltd.	159,400	479,927
#	Chicony Power Technology Co., Ltd.	68,807	182,311
	Chief Telecom, Inc.	5,000	52,509
#	Chieftek Precision Co., Ltd.	29,700	127,860
	Chilisin Electronics Corp.	77,024	304,090
*	China Airlines, Ltd.	2,166,019	1,641,505
	China Bills Finance Corp.	384,000	227,510
	China Chemical & Pharmaceutical Co., Ltd.	122,000	105,961
	China Development Financial Holding Corp.	2,956,412	1,377,170
	China Ecotek Corp.	11,000	16,717
	China General Plastics Corp.	178,389	279,128
	China Metal Products	104,290	143,595
	China Steel Chemical Corp.	31,000	131,109
	China Steel Corp.	1,142,881	1,599,473
	China Steel Structure Co., Ltd.	24,000	41,686
	China Wire & Cable Co., Ltd.	34,160	43,729
	Chinese Maritime Transport, Ltd.	31,570	60,815
	Ching Feng Home Fashions Co., Ltd.	28,000	25,442
	Chin-Poon Industrial Co., Ltd.	144,126	187,132
	Chipbond Technology Corp.	276,000	761,621
	ChipMOS Techinologies, Inc.	86,096	145,575
	ChipMOS Technologies, Inc., ADR	4,591	156,327
	Chlitina Holding, Ltd.	19,000	142,920
#	Chong Hong Construction Co., Ltd.	84,941	251,939
	Chroma ATE, Inc.	47,560	328,653
	Chun YU Works & Co., Ltd.	18,000	21,352
#	Chun Yuan Steel Industry Co., Ltd.	160,570	141,912
	Chung Hsin Electric & Machinery Manufacturing Corp.	170,000	323,245
*	Chung Hung Steel Corp.	556,212	842,841
	Chung Hwa Food Industrial Co., Ltd.	6,000	26,297

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Chung Hwa Pulp Corp.	191,629	$178,711
	Chunghwa Precision Test Tech Co., Ltd.	2,000	52,840
	Chunghwa Telecom Co., Ltd.	112,727	459,512
	Cleanaway Co., Ltd.	40,000	252,272
	CoAsia Electronics Corp.	66,395	35,781
	Compal Electronics, Inc.	1,343,747	1,197,671
#	Compeq Manufacturing Co., Ltd.	702,000	1,085,828
	Compucase Enterprise	7,000	11,898
	Concord Securities Co., Ltd.	197,685	134,377
	Concraft Holding Co., Ltd.	31,241	73,607
#	Continental Holdings Corp.	192,200	198,206
	Contrel Technology Co., Ltd.	44,000	29,987
	Coremax Corp.	18,296	56,540
	Coretronic Corp.	208,000	456,165
	Co-Tech Development Corp.	101,253	298,081
#*	CSBC Corp. Taiwan	58,616	52,881
	CTBC Financial Holding Co., Ltd.	2,476,655	2,015,605
	CTCI Corp.	168,444	237,811
	Cub Elecparts, Inc.	16,788	139,606
	CviLux Corp.	26,600	43,548
	CyberPower Systems, Inc.	11,000	34,223
#	CyberTAN Technology, Inc.	152,424	110,451
	Cypress Technology Co., Ltd.	19,161	34,386
	DA CIN Construction Co., Ltd.	95,000	124,762
	Dadi Early-Childhood Education Group, Ltd.	9,368	60,580
	Da-Li Development Co., Ltd.	44,502	49,365
	Darfon Electronics Corp.	104,000	189,684
*	Darwin Precisions Corp.	178,000	108,269
	Daxin Materials Corp.	31,100	104,768
	De Licacy Industrial Co., Ltd.	68,662	44,573
	Delpha Construction Co., Ltd.	90,244	46,868
	Delta Electronics, Inc.	57,699	618,125
	Depo Auto Parts Ind Co., Ltd.	58,000	134,408
	Dimerco Express Corp.	27,000	76,711
#*	D-Link Corp.	270,976	220,182
	Donpon Precision, Inc.	17,000	9,061
#	Dyaco International, Inc.	22,000	82,455
*	Dynamic Electronics Co., Ltd.	129,934	104,516
	Dynapack International Technology Corp.	65,000	272,204
#	E & R Engineering Corp.	11,000	31,963
	E Ink Holdings, Inc.	171,000	403,691
	E.Sun Financial Holding Co., Ltd.	1,893,357	1,824,586
	Eastern Media International Corp.	126,064	78,230
	Eclat Textile Co., Ltd.	36,143	692,040
	ECOVE Environment Corp.	10,000	80,038
#	Edimax Technology Co., Ltd.	52,313	26,773
	Edison Opto Corp.	40,000	30,860
	Edom Technology Co., Ltd.	54,162	72,710
	eGalax_eMPIA Technology, Inc.	23,861	60,428
#	Egis Technology, Inc.	39,000	227,332
	Elan Microelectronics Corp.	82,600	626,880
	E-LIFE MALL Corp.	25,000	75,496
	Elite Advanced Laser Corp.	35,723	81,278
	Elite Material Co., Ltd.	160,162	1,011,764
#	Elite Semiconductor Microelectronics Technology, Inc.	71,000	420,642
#*	Elitegroup Computer Systems Co., Ltd.	157,087	153,463
	eMemory Technology, Inc.	19,000	692,743
	Ennoconn Corp.	20,109	166,770
#*	Ennostar, Inc.	259,933	748,648

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	EnTie Commercial Bank Co., Ltd.	206,000	$111,762
#	Eson Precision Ind. Co., Ltd.	35,000	82,882
	Eternal Materials Co., Ltd.	261,993	428,449
*	Etron Technology, Inc.	65,671	71,198
	Eurocharm Holdings Co., Ltd.	17,000	93,935
	Eva Airways Corp.	1,667,132	1,122,301
*	Everest Textile Co., Ltd.	158,094	59,385
	Evergreen International Storage & Transport Corp.	262,000	229,440
*	Evergreen Marine Corp. Taiwan, Ltd.	809,722	2,278,016
	Everlight Chemical Industrial Corp.	199,155	136,056
	Everlight Electronics Co., Ltd.	210,225	347,807
#*	Everspring Industry Co., Ltd.	35,000	22,798
	Excelsior Medical Co., Ltd.	49,684	104,942
	EZconn Corp.	12,600	16,115
	Far Eastern Department Stores, Ltd.	496,249	443,921
	Far Eastern International Bank	1,210,380	482,423
	Far Eastern New Century Corp.	571,625	677,958
	Far EasTone Telecommunications Co., Ltd.	313,000	728,837
#	Faraday Technology Corp.	62,637	166,543
	Farcent Enterprise Co., Ltd.	5,000	12,853
	Farglory F T Z Investment Holding Co., Ltd.	14,000	16,324
	Farglory Land Development Co., Ltd.	179,575	370,006
#*	Federal Corp.	203,567	185,625
	Feedback Technology Corp.	4,000	10,591
	Feng Hsin Steel Co., Ltd.	201,000	634,396
	Feng TAY Enterprise Co., Ltd.	63,297	468,525
	First Financial Holding Co., Ltd.	1,647,687	1,347,601
	First Hi-Tec Enterprise Co., Ltd.	21,000	48,948
	First Insurance Co., Ltd. (The)	58,000	28,635
#	First Steamship Co., Ltd.	247,553	139,281
*	FIT Holding Co., Ltd.	54,000	61,145
	FLEXium Interconnect, Inc.	129,515	549,490
	Flytech Technology Co., Ltd.	33,312	80,128
	Forest Water Environment Engineering Co., Ltd.	11,349	16,646
	Formosa Advanced Technologies Co., Ltd.	69,000	107,692
	Formosa Chemicals & Fibre Corp.	169,821	550,561
	Formosa International Hotels Corp.	14,246	76,080
#*	Formosa Laboratories, Inc.	41,108	84,837
	Formosa Petrochemical Corp.	19,000	70,225
	Formosa Plastics Corp.	142,000	536,810
	Formosa Sumco Technology Corp.	8,000	54,779
	Formosan Union Chemical	135,304	91,810
	Fortune Electric Co., Ltd.	22,000	40,038
	Founding Construction & Development Co., Ltd.	62,208	37,888
#	Foxsemicon Integrated Technology, Inc.	25,845	219,436
	Froch Enterprise Co., Ltd.	89,000	59,785
	Fubon Financial Holding Co., Ltd.	942,019	2,158,572
#	Fulgent Sun International Holding Co., Ltd.	32,129	138,765
#*	Fulltech Fiber Glass Corp.	165,604	121,610
	Fusheng Precision Co., Ltd.	18,000	148,637
	Fwusow Industry Co., Ltd.	70,321	71,363
	Gamania Digital Entertainment Co., Ltd.	46,000	105,731
	GCS Holdings, Inc.	24,000	42,538
	GEM Services, Inc.	24,200	69,046
	Gemtek Technology Corp.	153,348	188,633
#	General Interface Solution Holding, Ltd.	88,000	388,063
	General Plastic Industrial Co., Ltd.	19,114	18,117
	Genesys Logic, Inc.	11,000	28,873
#	Genius Electronic Optical Co., Ltd.	49,646	970,275

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Genmont Biotech, Inc.	23,000	$19,719
*	GeoVision, Inc.	9,000	10,722
	Getac Technology Corp.	167,000	343,703
	Giant Manufacturing Co., Ltd.	72,760	923,967
#	Giantplus Technology Co., Ltd.	117,000	72,204
	Gigabyte Technology Co., Ltd.	64,000	279,937
*	Gigastorage Corp.	123,744	88,396
	Ginko International Co., Ltd.	18,900	119,602
	Global Brands Manufacture, Ltd.	122,000	154,341
#	Global Lighting Technologies, Inc.	8,000	30,414
	Global Unichip Corp.	32,000	455,924
#	Globalwafers Co., Ltd.	33,000	1,011,417
	Globe Union Industrial Corp.	129,075	89,237
	Gloria Material Technology Corp.	194,636	147,196
*	Gold Circuit Electronics, Ltd.	117,000	228,177
	Golden Friends Corp.	12,000	25,421
#	Goldsun Building Materials Co., Ltd.	479,788	488,420
	Gourmet Master Co., Ltd.	27,026	179,824
	Grand Ocean Retail Group, Ltd.	40,000	33,823
	Grand Plastic Technology Corp.	2,000	24,330
	GrandTech CG Systems, Inc.	26,250	49,369
	Grape King Bio, Ltd.	46,000	291,510
	Great China Metal Industry	57,000	57,390
	Great Taipei Gas Co., Ltd.	54,000	65,512
	Great Tree Pharmacy Co., Ltd.	3,000	16,310
	Great Wall Enterprise Co., Ltd.	254,567	545,127
	Greatek Electronics, Inc.	185,000	484,394
	GTM Holdings Corp.	59,350	56,305
	HannsTouch Solution, Inc.	289,941	150,305
*	Harvatek Corp.	58,239	47,579
	Hey Song Corp.	129,500	173,807
#	Highwealth Construction Corp.	185,825	300,477
	HIM International Music, Inc.	7,800	28,783
	Hiroca Holdings, Ltd.	21,795	55,122
	Hitron Technology, Inc.	13,000	11,757
	Hiwin Technologies Corp.	55,515	837,554
*	Ho Tung Chemical Corp.	418,118	180,718
*	Hocheng Corp.	66,000	32,561
	Holiday Entertainment Co., Ltd.	21,000	50,233
	Holtek Semiconductor, Inc.	39,000	141,572
#	Holy Stone Enterprise Co., Ltd.	64,000	306,511
	Hon Hai Precision Industry Co., Ltd.	709,177	2,915,460
	Hon Hai Precision Industry Co., Ltd., GDR	25,924	209,327
	Hon Hai Precision Industry Co., Ltd., GDR	7,429	60,621
	Hong Pu Real Estate Development Co., Ltd.	111,695	94,770
	Hong YI Fiber Industry Co.	64,000	52,386
	Horizon Securities Co., Ltd.	142,000	112,967
#	Hota Industrial Manufacturing Co., Ltd.	49,439	181,872
	Hotai Finance Co., Ltd.	23,000	70,214
	Hotai Motor Co., Ltd.	38,000	817,685
#	Hotron Precision Electronic Industrial Co., Ltd.	32,092	83,249
#	Hsin Kuang Steel Co., Ltd.	87,000	249,756
	Hsing TA Cement Co.	47,000	48,815
	Hu Lane Associate, Inc.	34,266	137,533
	Hua Nan Financial Holdings Co., Ltd.	1,161,352	788,839
	Huaku Development Co., Ltd.	69,540	235,557
	Huang Hsiang Construction Corp.	58,000	91,304
	Hung Ching Development & Construction Co., Ltd.	60,000	51,833
	Hung Sheng Construction, Ltd.	200,608	162,654

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huxen Corp.	9,000	$17,517
*	Hwa Fong Rubber Industrial Co., Ltd.	50,687	38,521
	Ibase Technology, Inc.	47,353	68,456
	IBF Financial Holdings Co., Ltd.	1,181,978	748,619
	Ichia Technologies, Inc.	139,000	101,689
#*	I-Chiun Precision Industry Co., Ltd.	61,000	72,732
#	Innodisk Corp.	39,598	253,229
#	Innolux Corp.	2,164,685	2,310,999
	Insyde Software Corp.	4,000	12,456
	Intai Technology Corp.	14,400	46,339
	Integrated Service Technology, Inc.	24,656	49,314
	IntelliEPI, Inc.	5,000	10,274
	International CSRC Investment Holdings Co.	327,287	354,873
#	International Games System Co., Ltd.	18,000	496,017
	Inventec Corp.	823,945	799,448
	Iron Force Industrial Co., Ltd.	13,000	37,386
	I-Sheng Electric Wire & Cable Co., Ltd.	32,000	52,944
	ITE Technology, Inc.	48,000	206,322
#	ITEQ Corp.	166,019	870,973
	Jarllytec Co., Ltd.	26,000	73,717
	Jentech Precision Industrial Co., Ltd.	9,000	82,040
	Jourdeness Group, Ltd.	18,000	60,801
*	K Laser Technology, Inc.	37,000	30,449
	Kaori Heat Treatment Co., Ltd.	12,147	22,973
	Kaulin Manufacturing Co., Ltd.	34,000	20,713
	Kedge Construction Co., Ltd.	6,000	10,858
	KEE TAI Properties Co., Ltd.	186,790	71,433
	Kenda Rubber Industrial Co., Ltd.	169,338	277,040
#	Kenmec Mechanical Engineering Co., Ltd.	50,000	48,419
	Kerry TJ Logistics Co., Ltd.	61,000	98,183
#	Key Ware Electronics Co., Ltd.	51,137	36,334
	Kindom Development Co., Ltd.	85,000	132,150
	King Chou Marine Technology Co., Ltd.	39,220	54,859
	King Slide Works Co., Ltd.	9,000	115,758
	King Yuan Electronics Co., Ltd.	805,545	1,420,852
	King’s Town Bank Co., Ltd.	340,000	525,334
*	King’s Town Construction Co., Ltd.	50,000	69,860
	Kinik Co.	51,000	131,827
*	Kinko Optical Co., Ltd.	37,000	51,545
#	Kinpo Electronics	589,000	376,444
	Kinsus Interconnect Technology Corp.	111,000	416,643
#	KMC Kuei Meng International, Inc.	21,581	177,331
	Ko Ja Cayman Co., Ltd.	5,000	23,094
#	KS Terminals, Inc.	32,162	86,403
	Kung Long Batteries Industrial Co., Ltd.	31,000	166,737
*	Kung Sing Engineering Corp.	148,853	62,100
	Kuo Toong International Co., Ltd.	79,917	89,343
	Kuoyang Construction Co., Ltd.	18,000	22,505
*	Kwong Fong Industries Corp.	48,915	21,863
	Kwong Lung Enterprise Co., Ltd.	19,000	28,920
	L&K Engineering Co., Ltd.	74,000	89,512
	La Kaffa International Co., Ltd.	5,000	22,522
	Land Mark Optoelectronics Corp.	9,000	79,103
	Lanner Electronics, Inc.	29,793	70,530
	Largan Precision Co., Ltd.	12,000	1,327,538
	Laser Tek Taiwan Co., Ltd.	20,000	24,639
*	Laster Tech Corp., Ltd.	19,711	38,401
#*	Lealea Enterprise Co., Ltd.	308,933	167,367
	Ledlink Optics, Inc.	18,900	22,876

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	LEE CHI Enterprises Co., Ltd.	96,000	$105,167
#	Lelon Electronics Corp.	42,634	106,293
#	Lemtech Holdings Co., Ltd.	26,396	204,796
*	Leofoo Development Co., Ltd.	40,104	29,682
	Li Cheng Enterprise Co., Ltd.	64,494	64,080
*	Li Peng Enterprise Co., Ltd.	246,366	124,272
	Lian HWA Food Corp.	44,184	93,689
	Lifestyle Global Enterprise, Inc.	6,000	11,111
*	Lingsen Precision Industries, Ltd.	179,000	120,101
	Lite-On Technology Corp.	791,164	1,792,948
	Long Da Construction & Development Corp.	41,000	35,697
#	Longchen Paper & Packaging Co., Ltd.	262,620	273,416
	Longwell Co.	41,000	107,862
#	Lotes Co., Ltd.	33,653	650,018
*	Lotus Pharmaceutical Co., Ltd.	24,000	68,521
	Lu Hai Holding Corp.	7,274	13,472
	Lumax International Corp., Ltd.	40,034	105,611
	Lung Yen Life Service Corp.	48,000	89,332
*	LuxNet Corp.	28,976	23,586
	M31 Technology Corp.	2,000	29,511
	Macauto Industrial Co., Ltd.	25,000	84,791
	Machvision, Inc.	9,358	94,324
	Macroblock, Inc.	8,000	33,268
	Macronix International Co., Ltd.	925,974	1,503,486
	Makalot Industrial Co., Ltd.	49,680	435,395
	Marketech International Corp.	15,000	63,221
	Materials Analysis Technology, Inc.	20,355	101,803
	Mayer Steel Pipe Corp.	51,700	52,560
	MediaTek, Inc.	58,048	2,433,521
	Mega Financial Holding Co., Ltd.	1,293,365	1,509,557
	Meiloon Industrial Co.	29,050	41,820
	Mercuries & Associates Holding, Ltd.	221,916	186,547
*	Mercuries Life Insurance Co., Ltd.	529,668	194,898
	Merida Industry Co., Ltd.	16,000	190,335
#	Merry Electronics Co., Ltd.	46,000	207,215
	Micro-Star International Co., Ltd.	94,394	618,284
	Mildef Crete, Inc.	8,000	16,805
*	MIN AIK Technology Co., Ltd.	64,000	77,368
	Mirle Automation Corp.	79,805	139,653
	MJ International Co., Ltd.	8,000	18,439
	Mobiletron Electronics Co., Ltd.	32,600	70,177
	momo.com, Inc.	12,000	439,105
#	MPI Corp.	24,000	116,097
#	Nak Sealing Technologies Corp.	35,000	127,708
	Namchow Holdings Co., Ltd.	84,000	174,592
#	Nan Kang Rubber Tire Co., Ltd.	101,183	156,873
#	Nan Liu Enterprise Co., Ltd.	13,000	78,874
	Nan Ya Plastics Corp.	247,187	776,779
#	Nan Ya Printed Circuit Board Corp.	100,000	1,132,023
	Nang Kuang Pharmaceutical Co., Ltd.	16,000	22,756
#	Nantex Industry Co., Ltd.	83,392	408,330
	Nanya Technology Corp.	295,110	955,654
	National Aerospace Fasteners Corp.	10,000	21,434
	National Petroleum Co., Ltd.	67,000	119,131
	Nexcom International Co., Ltd.	20,000	18,883
	Nichidenbo Corp.	75,424	164,314
	Nidec Chaun-Choung Technology Corp.	6,000	46,684
*	Nien Hsing Textile Co., Ltd.	62,654	47,692
	Nien Made Enterprise Co., Ltd.	43,000	693,608

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Niko Semiconductor Co., Ltd.	8,000	$19,603
	Novatek Microelectronics Corp.	113,000	2,493,090
#	Nuvoton Technology Corp.	68,140	167,355
	O-Bank Co., Ltd.	332,746	90,016
*	Ocean Plastics Co., Ltd.	62,000	90,785
*	Oneness Biotech Co., Ltd.	9,000	75,390
*	OptoTech Corp.	154,005	154,989
	Orient Europharma Co., Ltd.	9,000	15,199
	Orient Semiconductor Electronics, Ltd.	166,605	108,713
	Oriental Union Chemical Corp.	275,992	231,827
	Pacific Hospital Supply Co., Ltd.	15,396	40,594
	Paiho Shih Holdings Corp.	35,573	61,844
	Pan Jit International, Inc.	76,046	159,505
#	Pan-International Industrial Corp.	197,000	283,617
	Parade Technologies, Ltd.	11,000	539,363
*	Paragon Technologies Co., Ltd.	20,423	22,133
	PChome Online, Inc.	29,000	87,380
	PCL Technologies, Inc.	11,610	46,817
	P-Duke Technology Co., Ltd.	24,970	66,895
#	Pegatron Corp.	492,261	1,289,057
	Pegavision Corp.	7,000	113,788
*	Pharmally International Holding Co., Ltd.	18,917	14,374
#*	Phihong Technology Co., Ltd.	148,272	225,548
	Phison Electronics Corp.	43,000	920,363
	Phoenix Tours International, Inc.	8,457	11,505
	Planet Technology Corp.	10,000	23,610
	Plotech Co., Ltd.	47,000	57,506
	Polytronics Technology Corp.	10,470	47,454
	Posiflex Technology, Inc.	29,698	83,060
	Pou Chen Corp.	1,162,528	1,476,176
	Power Wind Health Industry, Inc.	7,199	41,521
	Powertech Technology, Inc.	453,900	1,799,452
	Poya International Co., Ltd.	18,436	401,517
	President Chain Store Corp.	90,768	877,283
	President Securities Corp.	464,468	495,874
	Primax Electronics, Ltd.	210,000	454,394
	Prince Housing & Development Corp.	569,000	256,319
	Pro Hawk Corp.	6,000	43,522
	Promate Electronic Co., Ltd.	36,000	53,265
#	Prosperity Dielectrics Co., Ltd.	46,000	119,536
	Qisda Corp.	715,875	928,707
	QST International Corp.	13,000	38,136
	Qualipoly Chemical Corp.	43,547	59,476
	Quang Viet Enterprise Co., Ltd.	11,000	51,516
	Quanta Computer, Inc.	371,007	1,298,525
	Quanta Storage, Inc.	15,000	28,923
#*	Quintain Steel Co., Ltd.	64,842	53,378
	Radium Life Tech Co., Ltd.	419,250	195,941
	Rafael Microelectronics, Inc.	8,000	43,774
	Realtek Semiconductor Corp.	96,098	1,812,885
	Rechi Precision Co., Ltd.	183,185	162,197
	Rexon Industrial Corp., Ltd.	9,000	30,171
	Rich Development Co., Ltd.	264,814	107,248
#	RichWave Technology Corp.	9,500	182,702
*	Right WAY Industrial Co., Ltd.	18,654	7,842
*	Ritek Corp.	313,093	139,547
	Rodex Fasteners Corp.	11,000	13,708
*	Roo Hsing Co., Ltd.	144,000	57,257
	Ruentex Development Co., Ltd.	355,591	674,339

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ruentex Engineering & Construction Co.	13,000	$67,600
	Ruentex Industries, Ltd.	152,901	464,667
	Sakura Development Co., Ltd.	10,000	11,620
	Samebest Co., Ltd.	11,550	18,985
#	Sampo Corp.	166,200	185,902
	San Fang Chemical Industry Co., Ltd.	60,648	50,963
	San Far Property, Ltd.	92,208	54,916
	San Shing Fastech Corp.	35,565	81,057
	Sanitar Co., Ltd.	16,000	22,427
	Sanyang Motor Co., Ltd.	200,900	232,549
*	Savior Lifetec Corp.	50,000	54,581
#	SCI Pharmtech, Inc.	19,450	62,966
	ScinoPharm Taiwan, Ltd.	23,000	23,558
#	SDI Corp.	36,000	114,365
	Senao International Co., Ltd.	39,000	49,969
	Senao Networks, Inc.	5,000	19,463
	Sercomm Corp.	61,000	161,262
	Sesoda Corp.	69,326	71,093
	Shanghai Commercial & Savings Bank, Ltd. (The)	260,000	403,029
	Shan-Loong Transportation Co., Ltd.	48,000	63,418
*	Sharehope Medicine Co., Ltd.	24,035	27,958
	ShenMao Technology, Inc.	44,922	78,661
	Shih Her Technologies, Inc.	6,000	12,181
*	Shih Wei Navigation Co., Ltd.	91,814	95,478
	Shihlin Electric & Engineering Corp.	33,000	61,034
	Shin Kong Financial Holding Co., Ltd.	2,421,405	872,769
#	Shin Zu Shing Co., Ltd.	59,758	256,790
*	Shinih Enterprise Co., Ltd.	24,000	17,708
#*	Shining Building Business Co., Ltd.	229,439	125,611
	Shinkong Insurance Co., Ltd.	96,000	142,860
	Shinkong Textile Co., Ltd.	59,000	90,029
	Shiny Chemical Industrial Co., Ltd.	33,600	143,807
*	Shuttle, Inc.	81,000	41,229
	Sigurd Microelectronics Corp.	250,770	488,228
	Silergy Corp.	4,000	411,122
	Simplo Technology Co., Ltd.	42,600	567,248
	Sinbon Electronics Co., Ltd.	45,616	422,636
	Sincere Navigation Corp.	162,868	189,545
	Single Well Industrial Corp.	13,500	13,926
#	Sinher Technology, Inc.	33,000	68,271
	Sinmag Equipment Corp.	22,196	86,875
	Sino-American Silicon Products, Inc.	263,000	1,828,710
#	Sinon Corp.	203,000	162,599
	SinoPac Financial Holdings Co., Ltd.	2,379,308	1,128,989
	Sinphar Pharmaceutical Co., Ltd.	21,937	24,327
	Sinyi Realty, Inc.	115,077	138,232
	Sitronix Technology Corp.	45,000	501,578
	Siward Crystal Technology Co., Ltd.	70,000	76,985
	Solar Applied Materials Technology Co.	142,037	281,918
#	Solteam, Inc.	19,190	51,560
	Southeast Cement Co., Ltd.	33,000	21,217
	Speed Tech Corp.	27,000	75,868
	Sporton International, Inc.	24,213	222,133
	St Shine Optical Co., Ltd.	18,000	206,501
	Standard Chemical & Pharmaceutical Co., Ltd.	28,330	40,574
	Standard Foods Corp.	143,003	290,535
	Stark Technology, Inc.	32,800	84,014
	Sunjuice Holdings Co., Ltd.	3,000	49,614
	SunMax Biotechnology Co., Ltd.	4,000	11,758

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sunny Friend Environmental Technology Co., Ltd.	18,000	$147,658
#	Sunonwealth Electric Machine Industry Co., Ltd.	70,000	132,157
#	Sunrex Technology Corp.	43,581	98,301
	Sunspring Metal Corp.	35,000	42,671
	Supreme Electronics Co., Ltd.	191,305	287,603
	Swancor Holding Co., Ltd.	6,000	30,604
	Sweeten Real Estate Development Co., Ltd.	46,099	41,520
	Syncmold Enterprise Corp.	49,750	159,726
	Synmosa Biopharma Corp.	54,943	52,331
	Synnex Technology International Corp.	181,810	361,080
	Systex Corp.	48,000	157,200
	T3EX Global Holdings Corp.	22,378	57,966
#	TA Chen Stainless Pipe	514,843	878,603
#	Ta Liang Technology Co., Ltd.	23,000	57,721
#	Ta Ya Electric Wire & Cable	260,000	320,043
	Ta Yih Industrial Co., Ltd.	16,000	30,439
	TA-I Technology Co., Ltd.	41,064	112,420
*	Tai Tung Communication Co., Ltd.	42,847	33,334
	Taichung Commercial Bank Co., Ltd.	1,130,074	483,047
	TaiDoc Technology Corp.	20,323	124,307
	Taiflex Scientific Co., Ltd.	48,640	100,593
	Taimide Tech, Inc.	25,252	50,792
	Tainan Enterprises Co., Ltd.	37,000	25,993
#	Tainan Spinning Co., Ltd.	527,171	533,727
	Taishin Financial Holding Co., Ltd.	2,320,440	1,169,793
#	TaiSol Electronics Co., Ltd.	19,000	41,377
	Taisun Enterprise Co., Ltd.	78,601	92,523
#	Taita Chemical Co., Ltd.	112,859	199,124
#	Taiwan Business Bank	1,500,879	547,165
	Taiwan Cement Corp.	1,027,451	1,912,222
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	37,325	71,387
	Taiwan Cogeneration Corp.	78,993	112,769
	Taiwan Cooperative Financial Holding Co., Ltd.	936,662	716,288
	Taiwan FamilyMart Co., Ltd.	6,000	57,083
	Taiwan Fertilizer Co., Ltd.	233,000	507,629
	Taiwan Fire & Marine Insurance Co., Ltd.	67,040	56,750
	Taiwan FU Hsing Industrial Co., Ltd.	42,000	72,132
*	Taiwan Glass Industry Corp.	349,672	422,141
	Taiwan High Speed Rail Corp.	265,000	297,840
	Taiwan Hon Chuan Enterprise Co., Ltd.	160,421	450,874
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	88,993
*	Taiwan Land Development Corp.	371,640	92,399
	Taiwan Mobile Co., Ltd.	157,800	564,490
	Taiwan Navigation Co., Ltd.	73,000	110,212
	Taiwan Paiho, Ltd.	131,892	455,346
#	Taiwan PCB Techvest Co., Ltd.	140,800	262,511
	Taiwan Sakura Corp.	57,512	131,754
	Taiwan Sanyo Electric Co., Ltd.	12,750	16,745
	Taiwan Secom Co., Ltd.	44,330	151,307
	Taiwan Semiconductor Co., Ltd.	108,000	215,487
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	34,659,406
	Taiwan Semiconductor Manufacturing Co., Ltd.	390,465	8,223,039
	Taiwan Shin Kong Security Co., Ltd.	63,000	87,398
	Taiwan Styrene Monomer	263,833	206,590
#	Taiwan Surface Mounting Technology Corp.	77,867	322,317
#*	Taiwan TEA Corp.	352,704	299,220
#	Taiwan Union Technology Corp.	75,000	315,431
	Taiyen Biotech Co., Ltd.	48,000	58,839
#*	Tatung Co., Ltd.	633,000	609,859

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TCI Co., Ltd.	33,218	$286,289
	Te Chang Construction Co., Ltd.	23,562	27,418
#	Teco Electric and Machinery Co., Ltd.	545,000	678,717
	Tehmag Foods Corp.	10,500	115,692
	Tera Autotech Corp.	17,296	14,875
	Test Research, Inc.	75,532	174,887
	Test-Rite International Co., Ltd.	119,389	111,747
#*	Tex-Ray Industrial Co., Ltd.	59,000	46,136
	Thinking Electronic Industrial Co., Ltd.	37,000	242,016
	Thye Ming Industrial Co., Ltd.	48,850	55,351
	Tofu Restaurant Co., Ltd.	2,000	12,592
*	Ton Yi Industrial Corp.	388,200	213,939
#	Tong Hsing Electronic Industries, Ltd.	37,098	254,260
	Tong Yang Industry Co., Ltd.	219,041	298,358
	Tong-Tai Machine & Tool Co., Ltd.	76,160	51,120
	Topco Scientific Co., Ltd.	47,945	233,560
	Topco Technologies Corp.	10,000	28,242
	Topkey Corp.	28,000	175,166
	Topoint Technology Co., Ltd.	67,044	98,434
	Toung Loong Textile Manufacturing	40,000	61,815
#*	TPK Holding Co., Ltd.	193,000	374,878
	Transcend Information, Inc.	63,483	182,721
	Tripod Technology Corp.	183,970	913,701
	Tsang Yow Industrial Co., Ltd.	31,000	33,446
	Tsann Kuen Enterprise Co., Ltd.	29,913	29,244
	TSC Auto ID Technology Co., Ltd.	14,630	116,447
	TSRC Corp.	240,717	309,440
	Ttet Union Corp.	15,000	95,200
	TTFB Co., Ltd.	6,000	53,868
	TTY Biopharm Co., Ltd.	63,267	161,511
	Tung Ho Steel Enterprise Corp.	402,254	852,192
	TURVO International Co., Ltd.	29,135	121,951
	TXC Corp.	84,411	382,868
	TYC Brother Industrial Co., Ltd.	111,000	98,231
*	Tycoons Group Enterprise	152,401	80,693
	Tyntek Corp.	103,167	107,192
	UDE Corp.	36,000	42,562
#	Ultra Chip, Inc.	21,525	53,603
	U-Ming Marine Transport Corp.	191,000	480,827
	Unimicron Technology Corp.	455,356	1,859,610
	Union Bank Of Taiwan	642,982	276,002
	Uni-President Enterprises Corp.	986,948	2,643,497
#	Unitech Printed Circuit Board Corp.	364,321	280,204
	United Integrated Services Co., Ltd.	82,000	713,286
	United Microelectronics Corp.	2,694,453	5,374,111
	United Orthopedic Corp.	24,924	32,051
	United Radiant Technology	28,000	20,203
*	United Renewable Energy Co., Ltd.	1,001,619	511,936
	Unity Opto Technology Co., Ltd.	115,929	3,206
	Universal Cement Corp.	186,340	174,080
	Universal Microwave Technology, Inc.	10,229	26,780
	Universal Vision Biotechnology Co., Ltd.	7,000	77,160
#*	Unizyx Holding Corp.	133,000	181,901
#	UPC Technology Corp.	364,181	393,574
	USI Corp.	465,861	687,821
*	Usun Technology Co., Ltd.	15,400	22,608
	Utechzone Co., Ltd.	22,000	51,615
	Vanguard International Semiconductor Corp.	202,000	854,576
	Ve Wong Corp.	8,000	10,456

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	VHQ Media Holdings, Ltd.	7,500	$9,864
#	Visual Photonics Epitaxy Co., Ltd.	89,475	373,676
	Vivotek, Inc.	22,242	65,835
	Voltronic Power Technology Corp.	16,543	751,883
	Wafer Works Corp.	120,593	248,241
	Waffer Technology Corp.	16,000	12,505
	Wah Hong Industrial Corp.	8,000	11,395
	Wah Lee Industrial Corp.	79,000	232,641
	Walsin Lihwa Corp.	901,000	980,161
	Walsin Technology Corp.	118,000	1,013,174
	Wan Hai Lines, Ltd.	198,557	670,710
*	We & Win Development Co., Ltd.	56,000	20,971
	Wei Chuan Foods Corp.	113,000	99,330
*	Wei Mon Industry Co., Ltd.	51,912	0
	Weikeng Industrial Co., Ltd.	127,076	111,254
	Well Shin Technology Co., Ltd.	44,000	85,526
	Win Semiconductors Corp.	67,868	885,314
	Winbond Electronics Corp.	1,561,117	1,971,994
	Wintek Corp.	312,087	3,833
#	Wisdom Marine Lines Co., Ltd.	174,070	440,776
	Wistron Corp.	1,094,506	1,274,467
	Wistron NeWeb Corp.	108,113	287,148
	Wiwynn Corp.	13,000	422,808
	Wowprime Corp.	45,000	299,986
	WPG Holdings, Ltd.	385,756	709,461
	WT Microelectronics Co., Ltd.	97,836	191,943
	XAC Automation Corp.	13,000	14,058
#*	XinTec, Inc.	18,000	99,417
*	XPEC Entertainment, Inc.	5,612	0
	Xxentria Technology Materials Corp.	48,306	121,008
	Yageo Corp.	20,261	390,223
*	Yang Ming Marine Transport Corp.	563,428	1,591,162
	YC INOX Co., Ltd.	118,400	129,472
	YCC Parts Manufacturing Co., Ltd.	14,000	20,411
*	Yea Shin International Development Co., Ltd.	84,533	74,230
#	Yem Chio Co., Ltd.	185,019	125,879
	Yeong Guan Energy Technology Group Co., Ltd.	26,515	80,746
	YFC-Boneagle Electric Co., Ltd.	45,000	46,524
#	YFY, Inc.	615,000	835,817
	Yi Jinn Industrial Co., Ltd.	114,700	79,912
#*	Yieh Phui Enterprise Co., Ltd.	479,787	371,969
	Yonyu Plastics Co., Ltd.	36,400	46,758
	Youngtek Electronics Corp.	51,120	161,878
	Yuan High-Tech Development Co., Ltd.	3,000	20,409
	Yuanta Financial Holding Co., Ltd.	2,277,590	2,112,530
	Yuanta Futures Co., Ltd.	13,536	25,429
	Yuen Chang Stainless Steel Co., Ltd.	25,000	22,946
	Yulon Finance Corp.	79,860	390,682
*	Yulon Motor Co., Ltd.	229,651	372,996
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	53,015
	Yungshin Construction & Development Co., Ltd.	24,000	43,115
	YungShin Global Holding Corp.	48,950	78,460
	Yungtay Engineering Co., Ltd.	9,000	20,836
	Zeng Hsing Industrial Co., Ltd.	23,423	149,571
	Zenitron Corp.	87,000	92,259
	Zero One Technology Co., Ltd.	33,000	57,705
#	Zhen Ding Technology Holding, Ltd.	308,050	1,162,779
#*	Zig Sheng Industrial Co., Ltd.	200,543	122,860
	ZillTek Technology Corp.	3,000	33,237

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Zinwell Corp.	136,000	$123,648
	Zippy Technology Corp.	20,000	28,085
	ZongTai Real Estate Development Co., Ltd.	44,477	64,703

TOTAL TAIWAN			249,361,920

THAILAND — (0.7%)
	AAPICO Hitech PCL	86,490	66,109
	Advanced Info Service PCL	75,600	415,178
	Advanced Information Technology PCL, Class F	48,300	32,575
	AEON Thana Sinsap Thailand PCL	45,300	322,974
	After You PCL	71,400	24,077
	Airports of Thailand PCL	177,700	353,831
	AJ Plast PCL	42,900	32,515
	Allianz Ayudhya Capital PCL	3,900	4,290
	Amata Corp. PCL	289,800	161,013
	Ananda Development PCL	738,700	52,667
	AP Thailand PCL	868,604	239,903
*	Asia Aviation PCL	627,800	50,809
	Asia Plus Group Holdings PCL	988,400	109,831
	Asia Sermkij Leasing PCL	53,000	48,511
	Asian Insulators PCL	416,640	42,283
	B Grimm Power PCL	100,300	137,706
	Bangchak Corp. PCL	383,900	317,477
*	Bangkok Aviation Fuel Services PCL	38,050	31,466
	Bangkok Bank PCL	31,600	123,305
	Bangkok Bank PCL	3,900	15,218
	Bangkok Chain Hospital PCL	408,175	237,269
	Bangkok Dusit Medical Services PCL, Class F	917,300	639,275
	Bangkok Expressway & Metro PCL	1,259,902	323,700
	Bangkok Land PCL	5,761,300	199,830
*	Bangkok Life Assurance PCL	78,400	62,947
*	Bangkok Ranch PCL	202,500	18,990
	Banpu PCL	1,153,500	455,658
	Banpu PCL	204,750	80,881
	Banpu Power PCL	139,100	80,858
	BCPG PCL	22,400	10,215
*	BEC World PCL	370,200	121,270
	Berli Jucker PCL	273,800	312,161
*	Better World Green PCL	408,300	9,966
	BTS Group Holdings PCL	480,700	139,714
	Bumrungrad Hospital PCL	91,500	393,770
	Cal-Comp Electronics Thailand PCL, Class F	1,019,219	107,364
	Carabao Group PCL, Class F	43,600	157,527
	Central Pattana PCL	173,600	291,308
*	Central Plaza Hotel PCL	200,200	204,138
	Central Retail Corp. PCL	111,092	124,872
*	CH Karnchang PCL	408,100	220,187
	Charoen Pokphand Foods PCL	982,700	915,240
	Chularat Hospital PCL, Class F	1,240,700	124,319
	CK Power PCL	279,100	41,949
	Com7 PCL, Class F	177,600	420,650
	Communication & System Solution PCL	264,000	18,992
	Country Group Development PCL	2,367,400	60,064
*	CP ALL PCL	334,500	671,417
	Delta Electronics Thailand PCL	12,700	144,385
	Dhipaya Insurance PCL	144,400	134,487
	Do Day Dream PCL	24,500	17,310
	Dohome PCL	27,400	22,659
	Dynasty Ceramic PCL	1,335,900	135,574

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Eastern Polymer Group PCL, Class F	155,800	$60,043
	Eastern Power Group PCL	214,032	40,555
	Eastern Water Resources Development and Management PCL, Class F	247,100	81,738
	Electricity Generating PCL	30,700	174,020
	Energy Absolute PCL	156,500	306,592
*	Erawan Group PCL (The)	666,000	98,817
	Forth Corp. PCL	142,300	31,990
	Forth Smart Service PCL	124,000	32,854
	GFPT PCL	173,500	64,079
	Global Green Chemicals PCL, Class F	90,900	32,988
	Global Power Synergy PCL, Class F	99,928	233,473
	Gunkul Engineering PCL	1,146,740	154,679
	Haad Thip PCL	43,300	54,581
	Hana Microelectronics PCL	251,900	448,991
	Home Product Center PCL	640,957	290,245
	Ichitan Group PCL	150,200	65,121
	Indorama Ventures PCL	389,900	601,050
*	Interlink Communication PCL	43,050	8,503
	Intouch Holdings PCL	14,000	28,663
	Intouch Holdings PCL, Class F	21,100	43,200
	IRPC PCL	3,608,100	479,728
*	Italian-Thai Development PCL	1,478,354	86,885
	Jasmine International PCL	1,777,700	165,567
	JMT Network Services PCL, Class F	19,900	28,760
	JWD Infologistics PCL	211,000	79,284
	Kang Yong Electric PCL	100	1,349
	Karmarts PCL	136,400	18,574
	Kasikornbank PCL	56,600	241,760
	Kasikornbank PCL	78,700	333,630
	KCE Electronics PCL	200,200	374,521
	KGI Securities Thailand PCL	616,400	101,950
*	Khon Kaen Sugar Industry PCL	815,184	106,815
	Kiatnakin Phatra Bank PCL	112,300	210,083
	Krung Thai Bank PCL	537,775	195,162
	Krungthai Card PCL	265,000	648,936
	Lam Soon Thailand PCL	77,800	13,992
	Land & Houses PCL	944,800	262,466
	Land & Houses PCL	260,000	72,228
	Lanna Resources PCL	105,750	32,094
	LH Financial Group PCL	2,170,700	83,656
*	Loxley PCL	518,575	36,640
	LPN Development PCL	882,200	143,079
	MBK PCL	360,288	159,678
	MCS Steel PCL	202,200	92,861
	Mega Lifesciences PCL	173,100	193,183
*	Minor International PCL	347,092	334,412
	MK Restaurants Group PCL	71,000	116,291
*	Mono Next P.C.L., Class F	699,300	44,692
	Muangthai Capital PCL	140,600	288,989
	Namyong Terminal PCL	52,000	7,682
	Netbay PCL	32,500	32,356
	Origin Property PCL, Class F	411,500	121,583
	Osotspa PCL	18,800	21,585
	Plan B Media PCL, Class F	610,900	121,640
*	Platinum Group PCL (The), Class F	186,900	18,127
	Polyplex Thailand PCL	146,200	132,642
*	Precious Shipping PCL	394,300	231,736
	Premier Marketing PCL	112,400	31,405
	Prima Marine PCL	176,800	43,721

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Principal Capital PCL	136,700	$20,985
	Property Perfect PCL	5,370,690	91,416
	Pruksa Holding PCL	307,700	126,489
	PTG Energy PCL	449,700	290,292
	PTT Exploration & Production PCL	278,385	1,063,920
	PTT Global Chemical PCL	310,445	675,476
	PTT PCL	881,340	1,132,191
	Pylon PCL	76,800	10,655
	Quality Houses PCL	3,740,209	285,883
*	Raimon Land PCL	859,600	23,742
	Rajthanee Hospital PCL	74,800	75,671
	Ratch Group PCL	96,899	157,155
	Ratchthani Leasing PCL	1,152,750	162,153
	Regional Container Lines PCL	173,100	207,081
	Rojana Industrial Park PCL	383,190	91,067
	RS PCL	136,700	109,755
	S 11 Group PCL	82,600	19,630
	Sabina PCL	75,100	51,614
	Sahakol Equipment PCL	128,400	8,825
*	Samart Corp. PCL	115,700	39,016
	Samart Telcoms PCL	153,700	36,774
	Sansiri PCL	3,544,233	118,378
	Sappe PCL	66,500	56,062
	SC Asset Corp. PCL	876,762	87,852
	SEAFCO PCL	154,000	23,641
	Sena Development PCL	203,000	29,990
	Sermsang Power Corp. Co., Ltd.	88,400	41,166
	Siam Cement PCL (The)	16,000	237,399
	Siam Cement PCL (The)	11,400	169,147
	Siam City Cement PCL	41,135	239,775
	Siam Commercial Bank PCL (The)	128,300	432,646
	Siam Future Development PCL	485,612	98,253
	Siam Global House PCL	225,923	162,527
	Siam Wellness Group PCL, Class F	171,850	41,945
	Siamgas & Petrochemicals PCL	488,800	178,958
	Singha Estate PCL	1,193,664	80,504
	Sino-Thai Engineering & Construction PCL	289,400	134,767
	SNC Former PCL	36,200	17,090
	Somboon Advance Technology PCL	163,550	101,899
	SPCG PCL	257,400	157,891
	Sri Trang Agro-Industry PCL	92,260	140,001
	Sri Trang Agro-Industry PCL	280,720	425,982
	Srisawad Corp. PCL	211,310	564,964
	Srivichai Vejvivat PCL	84,100	22,958
	Star Petroleum Refining PCL	970,500	292,981
	Supalai PCL	624,775	411,333
*	Super Energy Corp. PCL	7,223,400	220,385
	Syntec Construction PCL	228,200	15,977
	TAC Consumer PCL, Class F	68,700	16,106
	Taokaenoi Food & Marketing PCL, Class F	221,700	67,284
*	Tata Steel Thailand PCL	754,700	50,414
	Thai Oil PCL	320,700	610,244
	Thai Reinsurance PCL	426,400	21,089
	Thai Solar Energy PCL, Class F	169,596	14,924
	Thai Stanley Electric PCL, Class F	9,600	56,421
	Thai Union Group PCL, Class F	1,005,940	487,826
	Thai Vegetable Oil PCL	211,600	241,246
	Thai Wah PCL, Class F	109,900	19,942
	Thaifoods Group PCL	383,800	63,479

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thaire Life Assurance PCL	112,800	$14,128
	Thanachart Capital PCL	74,100	84,482
	Thitikorn PCL	40,900	14,055
	Thoresen Thai Agencies PCL	491,651	230,529
	Tipco Asphalt PCL	193,100	125,271
	TIPCO Foods PCL	85,900	26,622
	Tisco Financial Group PCL	96,900	287,860
	TKS Technologies PCL	43,000	14,224
	TMB Bank PCL	6,352,086	238,681
	TMT Steel PCL	187,600	74,709
	Total Access Communication PCL	235,300	247,485
	Total Access Communication PCL	46,900	49,329
	TPC Power Holdings Co., Ltd.	56,000	25,898
	TPI Polene PCL	2,708,800	189,649
	TPI Polene Power PCL	589,200	82,502
	TQM Corp. PCL	20,400	78,947
	True Corp. PCL	3,979,942	419,244
	True Corp. PCL	999,565	104,651
*	TTCL PCL	45,600	8,567
	TTW PCL	346,900	129,235
*	U City PCL, Class F	1,069,300	29,190
	Union Auction PCL	87,400	28,630
*	Unique Engineering & Construction PCL	219,345	46,493
	United Paper PCL	133,000	94,825
	Univanich Palm Oil PCL	44,900	8,868
	Univentures PCL	288,800	36,729
*	Vanachai Group PCL	244,900	63,707
	Vinythai PCL	28,500	35,468
	Vinythai PCL	79,400	98,812
	WHA Corp. PCL	1,753,700	190,366
	WHA Utilities and Power PCL	315,800	48,479
	Workpoint Entertainment PCL	92,100	54,720

TOTAL THAILAND			32,058,199

TURKEY — (0.2%)
#	Akbank T.A.S.	487,665	288,065
	Aksa Akrilik Kimya Sanayii A.S.	76,816	152,257
*	Aksa Enerji Uretim A.S.	80,778	112,219
	Aksigorta A.S.	80,848	74,103
*	Albaraka Turk Katilim Bankasi A.S.	343,811	66,511
	Alkim Alkali Kimya A.S.	52,780	109,744
	Anadolu Anonim Turk Sigorta Sirketi	54,184	42,347
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	59,852	168,575
	Anadolu Hayat Emeklilik A.S.	18,435	20,096
	Arcelik A.S.	55,243	229,365
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	27,489	49,841
	AvivaSA Emeklilik ve Hayat A.S., Class A	4,841	10,741
	Aygaz A.S.	12,361	20,554
*	Banvit Bandirma Vitaminli Yem Sanayii A.S.	1,340	10,035
*	Bera Holding A.S.	129,318	511,433
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	44,015	44,957
	BIM Birlesik Magazalar A.S.	36,598	286,891
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	5,550	16,580
*	Bursa Cimento Fabrikasi A.S.	101,128	44,026
*	Cimsa Cimento Sanayi VE Ticaret A.S.	4,048	10,767
	Coca-Cola Icecek A.S.	36,806	349,806
	Deva Holding A.S.	8,412	30,963
	EGE Endustri VE Ticaret A.S.	615	105,374
	Enerjisa Enerji A.S.	62,099	77,024

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Eregli Demir ve Celik Fabrikalari TAS	123,945	$284,477
*	Fenerbahce Futbol A.S.	11,697	40,309
	Ford Otomotiv Sanayi A.S.	9,472	201,309
*	Global Yatirim Holding A.S.	41,016	17,564
	GSD Holding A.S.	90,000	18,890
*	Hektas Ticaret TAS	111,147	110,303
*	Ihlas Holding A.S.	192,056	13,671
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	17,144	14,910
	Is Yatirim Menkul Degerler A.S., Class A	35,690	66,358
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	91,735	69,329
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B	19,771	15,062
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	179,831	155,670
	Kartonsan Karton Sanayi ve Ticaret A.S.	2,119	13,008
*	Kerevitas Gida Sanayi ve Ticaret A.S.	46,554	30,242
	KOC Holding A.S.	11,665	25,866
*	Kordsa Teknik Tekstil A.S.	17,804	47,985
#*	Koza Altin Isletmeleri A.S.	8,332	113,159
	Logo Yazilim Sanayi Ve Ticaret A.S.	12,045	235,490
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	9,703	50,938
*	Migros Ticaret A.S.	21,932	96,237
*	MLP Saglik Hizmetleri A.S.	17,852	52,737
*	Netas Telekomunikasyon A.S.	4,475	13,359
	Nuh Cimento Sanayi A.S.	3,431	23,498
	Otokar Otomotiv Ve Savunma Sanayi A.S.	902	37,695
*	Oyak Cimento Fabrikalari A.S.	2	1
#*	Pegasus Hava Tasimaciligi A.S.	26,634	237,597
*	Petkim Petrokimya Holding A.S.	220,686	178,695
	Pinar SUT Mamulleri Sanayii A.S.	5,950	14,101
	Polisan Holding A.S.	17,402	6,286
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	8,037	14,539
*	Sekerbank Turk A.S.	316,640	41,885
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	87,979
#*	TAV Havalimanlari Holding A.S.	65,370	170,206
	Tekfen Holding A.S.	53,328	103,184
*	Teknosa Ic Ve Dis Ticaret A.S.	11,226	9,316
	Tofas Turk Otomobil Fabrikasi A.S.	31,476	113,630
*	Turk Hava Yollari AO	226,248	334,014
	Turk Telekomunikasyon A.S.	66,604	51,202
	Turk Traktor ve Ziraat Makineleri A.S.	702	17,733
	Turkcell Iletisim Hizmetleri A.S.	295,914	529,660
	Turkcell Iletisim Hizmetleri A.S., ADR	9,157	41,481
	Turkiye Garanti Bankasi A.S.	575,308	501,470
#*	Turkiye Halk Bankasi A.S.	233,461	121,154
	Turkiye Is Bankasi A.S., Class C	232,595	137,360
*	Turkiye Petrol Rafinerileri A.S.	5,050	53,538
#	Turkiye Sinai Kalkinma Bankasi A.S.	842,363	128,704
	Turkiye Sise ve Cam Fabrikalari A.S.	456,113	413,727
#*	Turkiye Vakiflar Bankasi TAO, Class D	271,165	112,236
*	Ulker Biskuvi Sanayi A.S.	135,931	362,151
*	Vestel Elektronik Sanayi ve Ticaret A.S.	37,710	131,310
#	Yapi ve Kredi Bankasi A.S.	756,386	191,602
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	87,870	178,766

TOTAL TURKEY			8,863,867

UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	119,189	203,006
	Abu Dhabi Islamic Bank PJSC	416,202	545,572
	Agthia Group PJSC	19,613	33,645
*	Air Arabia PJSC	651,029	225,988

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Aldar Properties PJSC	725,513	$691,414
*	Amlak Finance PJSC	229,184	13,378
*	Arabtec Holding PJSC	125,089	6,768
	Aramex PJSC	214,199	227,603
*	DAMAC Properties Dubai Co. PJSC	259,066	84,396
	Dana Gas PJSC	778,876	174,375
*	Deyaar Development PJSC	646,261	46,876
	Dubai Financial Market PJSC	569,593	164,359
	Dubai Investments PJSC	408,812	170,912
	Dubai Islamic Bank PJSC	207,498	251,025
*	Emaar Development PJSC	281,412	209,006
*	Emaar Malls PJSC	638,946	318,515
	Emaar Properties PJSC	186,384	188,171
	Emirates NBD Bank PJSC	227,850	771,967
	Emirates Telecommunications Group Co. PJSC	99,297	572,505
*	Eshraq Investments PJSC	386,301	32,723
	First Abu Dhabi Bank PJSC	103,382	400,107
*	Gulf Navigation Holding PJSC	157,415	14,064
	Islamic Arab Insurance Co.	76,045	16,796
*	Manazel Real Estate PJSC	283,051	26,384
	National Central Cooling Co. PJSC	41,635	32,700
*	RAK Properties PJSC	289,299	42,230
	Ras Al Khaimah Ceramics	111,459	57,562
	SHUAA Capital PSC	62,444	10,633

TOTAL UNITED ARAB EMIRATES			5,532,680

UNITED KINGDOM — (9.0%)
*	4imprint Group P.L.C.	4,332	140,582
	888 Holdings P.L.C.	120,773	712,373
*	A.G. Barr P.L.C.	34,345	241,198
	Admiral Group P.L.C.	33,621	1,452,722
*	Afren P.L.C.	357,576	0
	Aggreko P.L.C.	121,107	1,442,980
	Air Partner P.L.C.	15,229	15,521
	AJ Bell P.L.C.	1,740	10,675
	Alfa Financial Software Holdings P.L.C.	5,430	10,201
	Alliance Pharma P.L.C.	22,820	30,258
	Anglo American P.L.C.	99,826	4,232,665
	Anglo-Eastern Plantations P.L.C.	542	4,883
	Antofagasta P.L.C.	84,007	2,164,031
*	AO World P.L.C.	23,428	90,091
*	Arrow Global Group P.L.C.	67,519	284,193
*	Ascential P.L.C.	3,297	15,847
	Ashmore Group P.L.C.	86,271	476,849
	Ashtead Group P.L.C.	79,525	5,109,554
*	ASOS P.L.C.	7,912	570,383
*	Associated British Foods P.L.C.	36,775	1,173,383
#	AstraZeneca P.L.C., Sponsored ADR	178,391	9,467,210
	AstraZeneca P.L.C.	1,641	174,674
*	Auto Trader Group P.L.C.	232,009	1,826,513
	AVEVA Group P.L.C.	2,439	117,222
	Aviva P.L.C.	562,189	3,108,086
	Avon Rubber P.L.C.	8,717	399,172
	B&M European Value Retail SA	332,214	2,596,899
*	Babcock International Group P.L.C.	217,181	864,412
	BAE Systems P.L.C.	298,043	2,081,899
	Bakkavor Group P.L.C.	5,928	10,874
*	Balfour Beatty P.L.C.	247,888	1,068,607
*	Bank of Georgia Group P.L.C.	17,935	253,103

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Barclays P.L.C., Sponsored ADR	247,701	$2,370,499
	Barclays P.L.C.	709,856	1,718,539
	Barratt Developments P.L.C.	131,685	1,404,056
*	Beazley P.L.C.	79,388	371,119
	Begbies Traynor Group P.L.C.	12,000	19,714
	Bellway P.L.C.	64,382	3,211,700
	Berkeley Group Holdings P.L.C.	27,516	1,758,507
#	BHP Group P.L.C., ADR	75,383	4,560,672
	BHP Group P.L.C.	133,997	4,035,290
*	Biffa P.L.C.	39,066	149,230
	Bloomsbury Publishing P.L.C.	21,816	90,884
	Bodycote P.L.C.	118,286	1,235,499
*	Boohoo Group P.L.C.	235,609	1,105,775
	BP P.L.C., Sponsored ADR	490,027	12,329,081
*	Braemar Shipping Services P.L.C.	3,998	12,092
	Brewin Dolphin Holdings P.L.C.	105,451	495,452
	British American Tobacco P.L.C.	126,735	4,702,292
	Britvic P.L.C.	108,262	1,321,205
*	BT Group P.L.C.	2,438,179	5,561,347
	Bunzl P.L.C.	37,449	1,204,090
*	Burberry Group P.L.C.	60,755	1,729,285
*	Burford Capital, Ltd.	55,480	733,741
*	Bytes Technology Group P.L.C.	22,885	153,146
*	C&C Group P.L.C.	81,512	333,601
	Cairn Energy P.L.C.	124,141	291,119
*	Capita P.L.C.	461,401	278,493
*	Card Factory P.L.C.	150,506	179,786
	CareTech Holdings P.L.C.	9,994	77,575
*	Carnival P.L.C.	12,420	290,337
*	Carnival P.L.C., ADR	730	17,454
	Carr’s Group P.L.C.	9,590	20,657
	Castings P.L.C.	1,976	10,316
	Centamin P.L.C.	579,273	858,973
*	Centrica P.L.C.	1,989,304	1,557,103
	Charles Stanley Group P.L.C.	382	1,662
	Chemring Group P.L.C.	93,062	337,996
	Chesnara P.L.C.	26,225	99,997
#*	Cineworld Group P.L.C.	446,619	597,012
*	Circassia Group P.L.C.	20,894	10,080
	City of London Investment Group P.L.C.	4,266	31,818
	Clarkson P.L.C.	4,475	187,640
	Clinigen Group P.L.C.	14,999	176,839
	Clipper Logistics P.L.C.	5,686	54,033
	Close Brothers Group P.L.C.	44,663	979,678
	CLS Holdings P.L.C.	40,603	139,562
	CMC Markets P.L.C.	52,183	352,535
	Coats Group P.L.C.	95,280	76,853
	Coca-Cola HBC AG	27,021	933,897
*	Compass Group P.L.C.	134,579	2,927,668
	Computacenter P.L.C.	39,808	1,472,390
	ConvaTec Group P.L.C.	371,928	1,120,800
*	Costain Group P.L.C.	65,361	53,271
*	Countryside Properties P.L.C.	67,627	484,676
	Cranswick P.L.C.	11,722	604,651
*	Crest Nicholson Holdings P.L.C.	99,893	563,968
	Croda International P.L.C.	22,057	2,060,532
*	CVS Group P.L.C.	12,195	376,042
	Daily Mail & General Trust P.L.C., Class A	25,755	319,817
	DCC P.L.C.	16,357	1,419,281

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	De La Rue P.L.C.	47,287	$115,929
*	Debenhams P.L.C.	2,131,609	0
	Devro P.L.C.	104,102	294,759
*	DFS Furniture P.L.C.	12,850	47,179
	Diageo P.L.C., Sponsored ADR	20,387	3,656,408
	Diageo P.L.C.	19,831	890,241
*	Dialight P.L.C.	7,092	27,732
*	Dignity P.L.C.	13,885	135,213
	Diploma P.L.C.	44,845	1,775,376
	Direct Line Insurance Group P.L.C.	491,673	1,934,592
	DiscoverIE Group P.L.C.	16,388	176,537
	Diversified Gas & Oil P.L.C.	46,396	78,164
*	Dixons Carphone P.L.C.	392,675	755,731
	Domino’s Pizza Group P.L.C.	188,182	992,856
	Drax Group P.L.C.	170,280	962,070
	DS Smith P.L.C.	422,371	2,455,071
	Dunelm Group P.L.C.	39,290	800,152
*	easyJet P.L.C.	57,365	820,139
	Electrocomponents P.L.C.	236,028	3,473,915
*	Elementis P.L.C.	179,184	370,203
	EMIS Group P.L.C.	5,988	101,384
*	EnQuest P.L.C.	478,999	111,759
*	Entain P.L.C.	94,222	2,202,581
*	Equiniti Group P.L.C.	51,019	123,288
*	Esken, Ltd.	63,905	31,738
	Essentra P.L.C.	81,506	358,030
	Euromoney Institutional Investor P.L.C.	16,712	229,400
	Evraz P.L.C.	107,225	950,906
	Experian P.L.C.	61,660	2,377,088
	FDM Group Holdings P.L.C.	7,533	106,456
	Ferguson P.L.C.	34,587	4,362,261
	Ferrexpo P.L.C.	266,878	1,616,516
	Fevertree Drinks P.L.C.	10,669	369,796
*	Firstgroup P.L.C.	628,658	646,529
*	Flowtech Fluidpower P.L.C.	6,694	10,854
*	Forterra P.L.C.	5,070	20,463
*	Foxtons Group P.L.C.	80,868	70,332
*	Frasers Group P.L.C.	154,524	1,099,325
	Fresnillo P.L.C.	19,968	227,058
	Future P.L.C.	4,749	154,742
	Galliford Try Holdings P.L.C.	55,173	95,608
	Games Workshop Group P.L.C.	8,770	1,314,081
	Gamesys Group P.L.C.	12,370	331,209
	Gamma Communications P.L.C.	2,803	70,549
	GB Group P.L.C.	2,628	32,615
*	Gem Diamonds, Ltd.	89,068	85,331
	Genel Energy P.L.C.	45,011	101,328
	Genus P.L.C.	4,597	322,855
*	Georgia Capital P.L.C.	20,928	162,721
#	GlaxoSmithKline P.L.C., Sponsored ADR	112,341	4,194,813
	GlaxoSmithKline P.L.C.	26,079	481,933
	Glencore P.L.C.	898,332	3,659,284
*	Go-Ahead Group P.L.C. (The)	27,115	456,848
	Grafton Group P.L.C.	62,797	1,034,535
	Grainger P.L.C.	93,148	367,722
*	Greencore Group P.L.C.	114,245	250,695
*	Greggs P.L.C.	73,413	2,395,403
*	Gulf Keystone Petroleum, Ltd.	93,101	228,266
*	Gym Group P.L.C. (The)	15,488	56,173

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	H&T Group P.L.C.	2,928	$12,003
*	Halfords Group P.L.C.	89,601	465,997
	Halma P.L.C.	52,883	1,889,647
*	Harbour Energy P.L.C.	472,578	132,940
	Hargreaves Lansdown P.L.C.	30,925	734,210
*	Hays P.L.C.	911,393	2,057,143
*	Headlam Group P.L.C.	17,127	108,801
	Helical P.L.C.	88,527	518,139
	Henry Boot P.L.C.	8,986	34,075
	Hikma Pharmaceuticals P.L.C.	39,161	1,319,691
	Hill & Smith Holdings P.L.C.	37,142	755,291
	Hilton Food Group P.L.C.	5,319	90,512
*	Hiscox, Ltd.	55,316	619,170
	Hochschild Mining P.L.C.	169,976	436,004
*	Hollywood Bowl Group P.L.C.	16,168	53,071
	HomeServe P.L.C.	136,969	2,069,952
*	Hostelworld Group P.L.C.	2,854	4,105
*	Howden Joinery Group P.L.C.	272,281	3,041,785
	HSBC Holdings P.L.C.	85,310	532,651
	HSBC Holdings P.L.C., Sponsored ADR	183,723	5,735,832
	Hunting P.L.C.	62,132	210,823
*	Hyve Group P.L.C.	77,961	129,252
	Ibstock P.L.C.	133,938	408,373
	IMI P.L.C.	162,981	3,581,432
	Impax Asset Management Group P.L.C.	928	12,858
	Imperial Brands P.L.C.	233,382	4,864,501
*	Inchcape P.L.C.	239,911	2,589,532
*	Informa P.L.C.	122,357	951,096
*	InterContinental Hotels Group P.L.C., ADR	10,590	753,061
*	InterContinental Hotels Group P.L.C.	9,638	684,938
*	International Consolidated Airlines Group SA	197,808	554,713
*	International Personal Finance P.L.C.	84,462	148,761
*	Interserve P.L.C.	391,342	0
	Intertek Group P.L.C.	22,482	1,905,782
	Investec P.L.C.	261,459	1,052,086
*	ITV P.L.C.	898,247	1,501,297
*	IWG P.L.C.	408,857	2,070,105
*	J D Wetherspoon P.L.C.	57,099	1,054,267
	J Sainsbury P.L.C.	617,432	2,027,951
	James Fisher & Sons P.L.C.	23,025	330,602
	James Halstead P.L.C.	1,935	13,520
*	JD Sports Fashion P.L.C.	149,221	1,892,793
*	JET2 P.L.C.	939	19,368
	John Laing Group P.L.C.	148,361	629,494
*	John Menzies P.L.C.	32,521	148,578
*	John Wood Group P.L.C.	304,526	1,183,925
	Johnson Matthey P.L.C.	37,444	1,680,271
*	Joules Group P.L.C.	6,431	22,412
	Jupiter Fund Management P.L.C.	131,358	468,876
*	Just Eat Takeaway.com NV	2,635	273,129
*	Just Group P.L.C.	294,700	443,063
	Kainos Group P.L.C.	15,023	317,091
	Keller Group P.L.C.	41,282	471,753
#*	Kier Group P.L.C.	46,982	57,119
*	Kin & Carta P.L.C.	33,026	80,759
*	Kingfisher P.L.C.	623,247	3,076,759
*	Lamprell P.L.C.	161,109	140,114
	Lancashire Holdings, Ltd.	61,094	598,957
	Learning Technologies Group P.L.C.	4,835	12,079

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Legal & General Group P.L.C.	926,473	$3,478,523
*	Liberty Global P.L.C., Class A	12,282	330,386
*	Liberty Global P.L.C., Class C	30,121	815,065
	Liontrust Asset Management P.L.C.	607	13,563
	Lloyds Banking Group P.L.C.	7,503,408	4,705,232
	Lloyds Banking Group P.L.C., ADR	76,454	190,370
	London Stock Exchange Group P.L.C.	6,680	682,484
*	Lookers P.L.C.	158,309	144,971
*	LSL Property Services P.L.C.	7,393	41,902
	Luceco P.L.C.	5,505	24,388
	M&G P.L.C.	724,634	2,175,072
	Man Group P.L.C.	764,903	1,778,021
*	Marks & Spencer Group P.L.C.	819,240	1,787,212
*	Marshalls P.L.C.	130,926	1,314,582
*	Marston’s P.L.C.	405,089	541,592
	McBride P.L.C.	89,644	116,418
*	Mears Group P.L.C.	44,682	120,353
*	Mediclinic International P.L.C.	14,240	60,324
*	Mediclinic International P.L.C.	157,328	666,617
*	Meggitt P.L.C.	148,609	955,973
	Melrose Industries P.L.C.	978,047	2,201,774
	Micro Focus International P.L.C., Sponsored ADR	10,253	72,284
	Micro Focus International P.L.C.	89,460	638,101
*	Midwich Group P.L.C.	1,835	12,061
*	Mitchells & Butlers P.L.C.	120,639	525,117
*	Mitie Group P.L.C.	537,437	460,339
	MJ Gleeson P.L.C.	650	7,722
	Mondi P.L.C.	93,842	2,547,222
	Mondi P.L.C.	28,076	763,681
	Moneysupermarket.com Group P.L.C.	210,992	795,684
	Morgan Advanced Materials P.L.C.	146,302	598,132
	Morgan Sindall Group P.L.C.	4,913	156,216
	Morses Club P.L.C.	14,109	10,984
	Mortgage Advice Bureau Holdings, Ltd.	1,138	18,058
*	Motorpoint group P.L.C.	8,534	30,657
*	N Brown Group P.L.C.	101,086	91,345
*	Naked Wines P.L.C.	10,708	124,453
*	National Express Group P.L.C.	246,321	1,017,691
	National Grid P.L.C.	24,072	303,440
	National Grid P.L.C., Sponsored ADR	17,656	1,111,970
	Natwest Group P.L.C.	368,687	1,000,548
	Natwest Group P.L.C., Sponsored ADR	68,436	370,239
	NCC Group P.L.C.	38,827	145,636
*	Next Fifteen Communications Group P.L.C.	2,878	34,894
*	Next P.L.C.	16,526	1,780,944
	Ninety One P.L.C.	26,986	91,204
*	NMC Health P.L.C.	7,628	2,746
*	Norcros P.L.C.	9,498	38,553
	Numis Corp. P.L.C.	5,503	28,956
*	Ocado Group P.L.C.	7,791	225,541
*	On the Beach Group P.L.C.	33,016	188,654
	OSB Group P.L.C.	85,469	565,908
	Oxford Instruments P.L.C.	14,691	441,465
*	Pagegroup P.L.C.	211,547	1,636,788
	Paragon Banking Group P.L.C.	107,408	697,849
	PayPoint P.L.C.	33,851	280,365
	Pearson P.L.C.	49,730	570,506
	Pearson P.L.C., Sponsored ADR	65,631	754,757
*	Pendragon P.L.C.	652,031	163,432

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pennon Group P.L.C.	42,050	$600,639
	Persimmon P.L.C.	87,883	3,801,865
*	Petrofac, Ltd.	103,891	188,727
*	Petropavlovsk P.L.C.	1,374,805	487,388
	Pets at Home Group P.L.C.	130,401	800,216
*	Pharos Energy P.L.C.	188,253	68,746
	Phoenix Group Holdings P.L.C.	131,439	1,289,388
*	Photo-Me International P.L.C.	147,102	141,156
*	Playtech P.L.C.	130,345	837,420
	Plus500, Ltd.	15,603	305,891
	Polar Capital Holdings P.L.C.	536	5,678
	Polypipe Group P.L.C.	105,396	822,386
	Porvair P.L.C.	3,245	26,555
*	Premier Foods P.L.C.	797,035	1,073,657
*	Provident Financial P.L.C.	49,898	168,741
#	Prudential P.L.C., ADR	37,420	1,588,853
*	PureTech Health P.L.C.	13,874	79,516
	PZ Cussons P.L.C.	41,119	149,895
	QinetiQ Group P.L.C.	243,319	1,115,300
	Quilter P.L.C.	243,675	550,330
*	Rank Group P.L.C.	79,561	214,171
*	Raven Property Group, Ltd.	51,889	19,997
*	Reach P.L.C.	493,049	1,497,443
	Reckitt Benckiser Group P.L.C.	40,379	3,595,249
	Redde Northgate P.L.C.	92,355	464,526
	Redrow P.L.C.	125,857	1,201,348
	RELX P.L.C., Sponsored ADR	56,878	1,483,383
	RELX P.L.C.	19,573	507,830
	RELX P.L.C.	60,337	1,570,011
*	Renewi P.L.C.	187,131	131,675
	Renishaw P.L.C.	8,788	758,782
	Rentokil Initial P.L.C.	343,291	2,372,576
*	Restaurant Group P.L.C. (The)	299,996	497,006
	Rhi Magnesita NV	6,143	386,847
	Rhi Magnesita NV	2,413	151,285
	Ricardo P.L.C.	15,024	87,086
	Rightmove P.L.C.	244,958	2,076,562
	Rio Tinto P.L.C.	18,215	1,525,637
#	Rio Tinto P.L.C., Sponsored ADR	108,298	9,211,828
	RM P.L.C.	10,751	33,773
	Robert Walters P.L.C.	20,483	190,934
*	Rolls-Royce Holdings P.L.C.	847,959	1,227,171
	Rotork P.L.C.	275,326	1,308,624
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	290,874	10,416,198
	Royal Dutch Shell P.L.C., Class B	191,029	3,418,207
*	Royal Mail P.L.C.	357,518	2,449,419
*	RPS Group P.L.C.	95,848	116,547
	RSA Insurance Group P.L.C.	196,511	1,850,721
	RWS Holdings P.L.C.	19,054	180,739
*	Saga P.L.C.	18,314	96,423
	Sage Group P.L.C. (The)	119,326	1,051,335
	Savills P.L.C.	101,101	1,665,925
	Schroders P.L.C.	13,134	654,381
	Schroders P.L.C.	6,639	241,460
*	Senior P.L.C.	203,484	304,305
	Serica Energy P.L.C.	8,021	13,156
	Severfield P.L.C.	55,690	60,333
	Severn Trent P.L.C.	21,843	747,692
*	SIG P.L.C.	232,123	158,598

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Signature Aviation P.L.C.	367,958	$2,053,692
	Smith & Nephew P.L.C.	61,606	1,333,385
	Smiths Group P.L.C.	51,233	1,150,607
	Softcat P.L.C.	58,355	1,545,079
	Spectris P.L.C.	33,825	1,519,415
*	Speedy Hire P.L.C.	143,418	151,011
	Spirax-Sarco Engineering P.L.C.	12,847	2,096,918
*	Spire Healthcare Group P.L.C.	151,285	417,727
	Spirent Communications P.L.C.	153,840	544,596
	SSE P.L.C.	214,022	4,338,980
*	SSP Group P.L.C.	226,766	1,003,364
	St James’s Place P.L.C.	54,786	1,030,434
	St. Modwen Properties P.L.C.	92,995	557,762
*	Stagecoach Group P.L.C.	215,233	267,214
	Standard Chartered P.L.C.	395,158	2,834,839
	Standard Life Aberdeen P.L.C.	654,597	2,508,575
*	SThree P.L.C.	31,206	172,944
	Stock Spirits Group P.L.C.	52,562	198,318
*	Studio Retail Group P.L.C.	17,046	70,571
*	Superdry P.L.C.	33,500	130,033
	Synthomer P.L.C.	125,246	879,535
	T Clarke P.L.C.	15,864	27,957
	Tate & Lyle P.L.C.	180,182	1,993,274
	Taylor Wimpey P.L.C.	1,319,739	3,273,868
*	TBC Bank Group P.L.C.	1,324	17,804
*	Ted Baker P.L.C.	25,183	57,139
	Telecom Plus P.L.C.	33,655	604,587
*	Telit Communications P.L.C.	6,860	19,229
	Tesco P.L.C.	871,999	2,661,833
#*	Thomas Cook Group P.L.C.	631,386	0
*	Topps Tiles P.L.C.	70,051	67,587
	TP ICAP Group P.L.C.	481,507	1,580,959
*	Travis Perkins P.L.C.	63,288	1,343,941
*	Trifast P.L.C.	13,102	28,977
	TT Electronics P.L.C.	46,202	151,964
#*	TUI AG	206,485	1,233,668
#*	Tullow Oil P.L.C.	841,969	628,301
	Tyman P.L.C.	4,875	28,440
*	U & I Group P.L.C.	54,799	71,923
	UDG Healthcare P.L.C.	40,493	479,229
	Ultra Electronics Holdings P.L.C.	37,288	1,041,754
	Unilever P.L.C., Sponsored ADR	171,989	10,099,194
	Unilever P.L.C. B10RB6905	15,787	921,822
	Unilever P.L.C. B10RZP905	12,127	710,364
	United Utilities Group P.L.C.	81,928	1,095,851
*	Vectura Group P.L.C.	366,678	570,094
*	Vertu Motors P.L.C.	123,159	77,355
	Vesuvius P.L.C.	61,392	455,874
	Victrex P.L.C.	29,693	962,890
*	Virgin Money UK P.L.C.	393,407	1,086,524
	Vistry Group P.L.C.	106,702	1,823,943
	Vitec Group P.L.C. (The)	9,290	180,267
	Vodafone Group P.L.C.	4,029,726	7,604,894
	Volex P.L.C.	1,437	6,746
	Volution Group P.L.C.	322	1,852
*	Watches of Switzerland Group P.L.C.	10,047	101,732
	Watkin Jones P.L.C.	12,262	40,134
*	Weir Group P.L.C. (The)	43,729	1,157,351
*	WH Smith P.L.C.	43,220	1,079,903

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Whitbread P.L.C.	26,498	$1,187,991
*	Wickes Group P.L.C.	70,915	244,794
	Wilmington P.L.C.	3,357	9,081
	Wincanton P.L.C.	28,616	171,788
	Wm Morrison Supermarkets P.L.C.	564,463	1,355,660
	WPP P.L.C., Sponsored ADR	18,997	1,282,677
	WPP P.L.C.	121,750	1,641,447
*	Xaar P.L.C.	19,001	46,916
	XP Power, Ltd.	1,169	81,981

TOTAL UNITED KINGDOM			399,872,690

UNITED STATES — (0.1%)
*	Arko Corp.	10,265	105,926
	Ovintiv, Inc.	50,676	1,211,710
*	Samsonite International SA	551,400	1,020,491

TOTAL UNITED STATES			2,338,127

TOTAL COMMON STOCKS			4,285,311,236

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.2%)
*	Alpargatas SA	7,443	54,438
	Banco ABC Brasil SA	39,281	107,024
	Banco Bradesco SA	24,701	108,452
	Banco do Estado do Rio Grande do Sul SA, Class B	94,839	213,875
	Banco Pan SA	32,678	110,630
*	Braskem SA, Class A	14,800	143,040
	Centrais Eletricas Brasileiras SA, Class B	24,904	169,540
	Centrais Eletricas Santa Catarina	4,700	54,951
	Cia de Saneamento do Parana	334,905	262,644
	Cia de Transmissao de Energia Eletrica Paulista	17,300	85,990
	Cia Energetica de Minas Gerais	143,402	365,365
	Cia Energetica de Sao Paulo, Class B	36,222	168,705
	Cia Energetica do Ceara, Class A	3,232	34,152
	Cia Ferro Ligas da Bahia - FERBASA	15,600	129,233
	Cia Paranaense de Energia	220,050	253,590
*	Eucatex SA Industria e Comercio	10,400	23,262
	Gerdau SA	198,623	1,214,690
	Grazziotin SA	3,100	19,620
	Itau Unibanco Holding SA	193,579	981,072
	Lojas Americanas SA	35,397	135,931
	Marcopolo SA	212,533	102,118
	Petroleo Brasileiro SA	812,708	3,533,871
	Randon SA Implementos e Participacoes	53,600	137,255
	Schulz SA	32,600	65,896
*	Taurus Armas SA	5,200	24,650
	Unipar Carbocloro SA	45,636	652,189
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	135,192	558,732

TOTAL BRAZIL			9,710,915

CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	10,803	15,352
	Embotelladora Andina SA, Class B	60,988	145,448

TOTAL CHILE			160,800

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (0.0%)
	Banco Davivienda SA	9,863	$77,022
	Grupo Argos SA	4,347	10,082
	Grupo Aval Acciones y Valores SA	357,618	105,285
	Grupo de Inversiones Suramericana SA	13,796	62,266

TOTAL COLOMBIA			254,655

GERMANY — (0.5%)
	Bayerische Motoren Werke AG	12,142	994,457
	Biotest AG	4,837	170,944
	Draegerwerk AG & Co., KGaA	4,100	382,736
	Fuchs Petrolub SE	10,276	547,191
	Henkel AG & Co. KGaA	7,178	824,534
	Jungheinrich AG	33,703	1,763,185
	Porsche Automobil Holding SE	22,060	2,325,486
	Sartorius AG	7,040	3,972,110
	Schaeffler AG	35,561	320,526
	Sixt SE	10,712	883,731
	STO SE & Co., KGaA	1,263	239,519
	Villeroy & Boch AG	6,080	129,403
	Volkswagen AG	34,797	9,059,728

TOTAL GERMANY			21,613,550

PHILIPPINES — (0.0%)
	Cebu Air, Inc.	59,627	55,726

SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	120	4,844

TOTAL PREFERRED STOCKS			31,800,490

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	10,074	0

CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	9,574	38,945
*	Pan American Silver Corp. Rights 02/22/29	153,369	134,965
*	Pan American Silver Corp. Rights 02/22/29	80,828	71,129

TOTAL CANADA			245,039

FRANCE — (0.0%)
*	Euronext NV Rights 05/10/21	18,381	215,461

INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	181,008	12,249

MALAYSIA — (0.0%)
*	SKP Resources Bhd Warrants 04/25/26	50,760	0
*	Frontken Corp. Bhd Warrants 05/03/26	161,150	0
*	JAKS Resources Bhd Rights 11/18/25	160,559	12,934
*	Scientex BHD Warrants 01/14/26	24,920	8,152

TOTAL MALAYSIA			21,086

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	85,767	0

SOUTH KOREA — (0.0%)
*	Korea Line Corp. Rights 06/09/21	21,789	20,470

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (0.0%)
#*	Credit Suisse Group AG Rights 05/06/21	168,897	$0

TAIWAN — (0.0%)
*	Supreme Electronics Co., Ltd. Rights 05/07/21	20,217	7,238
*	Supreme Electronics Co., Ltd. Rights Exp 10/28/20	18,954	0

TOTAL TAIWAN			7,238

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/21/21	26,500	9,787
*	MBK P.L.C. Warrants 3/24/22	11,948	4,144
*	RS PCL Warrants 04/26/22	27,340	0
*	TFG W3 Warrants 04/29/22	38,380	0
*	U City PCL Rights Exp 03/31/21	3,207,900	15,454

TOTAL THAILAND			29,385

TURKEY — (0.0%)
*	Hektas Ticaret TAS Rights 05/17/21	54,987	83,821
*	Teknosa Ic Ve Dis Ticaret A.S. Rights 05/17/21	11,226	4,326

TOTAL TURKEY			88,147

TOTAL RIGHTS/WARRANTS			639,075

TOTAL INVESTMENT SECURITIES (Cost $3,012,349,203)			4,317,750,801

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	8,981,261	103,913,191

TOTAL INVESTMENTS — (100.0%) (Cost $3,116,258,976)			$4,421,663,992

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,880,363	$183,976,676	—	$187,857,039
Austria	—	17,868,846	—	17,868,846
Belgium	1,205,805	34,147,435	—	35,353,240
Brazil	61,168,537	—	—	61,168,537
Canada	301,639,518	779,208	—	302,418,726
Chile	7,145,060	—	—	7,145,060
China	47,251,714	389,143,654	—	436,395,368
Colombia	1,954,013	—	—	1,954,013
Czech Republic	—	1,015,045	—	1,015,045
Denmark	1,539,639	67,218,442	—	68,758,081
Egypt	211,069	137,971	—	349,040
Finland	—	49,493,799	—	49,493,799
France	3,610,470	225,057,890	—	228,668,360
Germany	7,579,464	193,682,002	—	201,261,466
Greece	—	3,194,638	—	3,194,638
Hong Kong	880,642	81,230,752	—	82,111,394
Hungary	—	2,840,645	—	2,840,645
India	5,195,081	152,433,386	—	157,628,467

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Indonesia	$291,247	$22,210,778	—	$22,502,025
Ireland	8,807,630	18,004,408	—	26,812,038
Israel	2,743,032	20,857,385	—	23,600,417
Italy	3,972,782	76,148,189	—	80,120,971
Japan	17,146,898	619,093,789	—	636,240,687
Malaysia	—	24,464,968	—	24,464,968
Mexico	30,897,136	557	—	30,897,693
Netherlands	19,912,473	82,427,213	—	102,339,686
New Zealand	54,063	14,349,198	—	14,403,261
Norway	767,179	26,814,058	—	27,581,237
Peru	415,576	—	—	415,576
Philippines	235,538	10,463,671	—	10,699,209
Poland	12,074	12,040,254	—	12,052,328
Portugal	—	5,935,934	—	5,935,934
Qatar	—	7,947,154	—	7,947,154
Russia	5,268,877	6,863,415	—	12,132,292
Saudi Arabia	60,929	29,431,099	—	29,492,028
Singapore	—	26,452,081	—	26,452,081
South Africa	8,937,143	62,129,126	—	71,066,269
South Korea	6,109,030	207,457,118	—	213,566,148
Spain	2,748,635	61,885,570	—	64,634,205
Sweden	151,002	103,625,474	—	103,776,476
Switzerland	17,940,708	176,728,598	—	194,669,306
Taiwan	35,547,044	213,814,876	—	249,361,920
Thailand	32,058,199	—	—	32,058,199
Turkey	72,971	8,790,896	—	8,863,867
United Arab Emirates	—	5,532,680	—	5,532,680
United Kingdom	81,104,001	318,768,689	—	399,872,690
United States	1,211,710	1,126,417	—	2,338,127
Preferred Stocks
Brazil	9,710,915	—	—	9,710,915
Chile	160,800	—	—	160,800
Colombia	254,655	—	—	254,655
Germany	—	21,613,550	—	21,613,550
Philippines	55,726	—	—	55,726
South Korea	—	4,844	—	4,844
Rights/Warrants
Canada	—	245,039	—	245,039
France	—	215,461	—	215,461
Indonesia	—	12,249	—	12,249
Malaysia	—	21,086	—	21,086
South Korea	—	20,470	—	20,470
Taiwan	—	7,238	—	7,238
Thailand	—	29,385	—	29,385
Turkey	—	88,147	—	88,147
Securities Lending Collateral	—	103,913,191	—	103,913,191

TOTAL	$729,909,348	$3,691,754,644	—	$4,421,663,992

See accompanying Notes to Financial Statements.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (13.8%)
	Activision Blizzard, Inc.	496,359	$45,262,977
*	AMC Networks, Inc., Class A	6,800	341,904
	AT&T, Inc.	6,810,545	213,919,218
	ATN International, Inc.	684	31,177
*	Cars.com, Inc.	39,542	522,350
# *	Charter Communications, Inc., Class A	339,394	228,564,889
	Comcast Corp., Class A	5,581,653	313,409,816
*	Consolidated Communications Holdings, Inc.	10,700	77,040
*	Discovery, Inc., Class C	136,284	4,403,336
*	DISH Network Corp., Class A	83,975	3,761,240
	Entravision Communications Corp., Class A	38,094	146,662
	EW Scripps Co. (The), Class A	81,265	1,756,949
	Fox Corp., Class A	211,170	7,901,981
	Fox Corp., Class B	104,154	3,789,123
*	Gannett Co., Inc.	53,152	241,310
	Gray Television, Inc.	54,374	1,104,880
*	Hemisphere Media Group, Inc.	18,877	230,677
*	IAC/InterActiveCorp.	23,037	5,839,188
*	IMAX Corp.	18,300	377,346
	Interpublic Group of Cos., Inc. (The)	30,820	978,535
*	Iridium Communications, Inc.	51,500	1,956,485
	John Wiley & Sons, Inc., Class A	23,898	1,360,752
*	Liberty Broadband Corp.	2,882	464,434
*	Liberty Broadband Corp., Class A	24,095	3,799,059
*	Liberty Broadband Corp., Class C	139,025	22,622,148
*	Liberty Latin America, Ltd., Class A	4,700	65,260
*	Liberty Latin America, Ltd., Class C	4,641	64,742
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	213,088
*	Liberty Media Corp.-Liberty Braves, Class B	762	26,365
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	467,989
*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	705,921
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	2,084,558
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,355,548
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,653	217,947
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	9,408,971
*	Lions Gate Entertainment Corp., Class B	1	13
	Lumen Technologies, Inc.	539,862	6,926,429
*	Madison Square Garden Entertainment Corp.	9,852	892,690
# *	Marcus Corp. (The)	7,499	149,680
# *	Match Group, Inc.	49,723	7,738,390
# *	Meredith Corp.	44,176	1,373,874
# *	MSG Networks, Inc., Class A	29,558	469,085
	News Corp., Class A	402,247	10,536,860
	News Corp., Class B	99,903	2,428,642
	Nexstar Media Group, Inc., Class A	51,781	7,633,037
*	ORBCOMM, Inc.	45,543	521,923
*	Reading International, Inc., Class A	8,800	52,624
	Saga Communications, Inc., Class A	8,693	195,853
	Scholastic Corp.	21,511	652,429
	Spok Holdings, Inc.	9,322	95,737
	TEGNA, Inc.	184,139	3,693,828
	Telephone and Data Systems, Inc.	90,571	2,081,322
*	T-Mobile US, Inc.	282,437	37,318,401
*	Tribune Publishing Co.	900	15,696

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TripAdvisor, Inc.	13,750	$648,038
*	United States Cellular Corp.	12,191	416,079
#	ViacomCBS, Inc., Class A	14,300	646,360
	ViacomCBS, Inc., Class B	3,600	147,672
*	Vonage Holdings Corp.	85,934	1,164,406
*	Walt Disney Co. (The)	616,398	114,662,356
*	Zillow Group, Inc., Class A	26,110	3,481,768
# *	Zillow Group, Inc., Class C	64,720	8,421,366
*	Zynga, Inc., Class A	640,800	6,933,456

TOTAL COMMUNICATION SERVICES			1,099,771,879

CONSUMER DISCRETIONARY — (7.4%)
# *	1-800-Flowers.com, Inc., Class A	44,330	1,417,452
	Aaron’s Co., Inc. (The)	29,215	902,451
	Acushnet Holdings Corp.	2,067	87,455
*	Adtalem Global Education, Inc.	59,964	2,057,365
	Advance Auto Parts, Inc.	20,070	4,017,211
*	American Axle & Manufacturing Holdings, Inc.	91,765	851,579
#	American Eagle Outfitters, Inc.	173,750	6,006,538
*	American Outdoor Brands, Inc.	16,076	415,565
	Aramark	136,783	5,316,755
*	Asbury Automotive Group, Inc.	6,182	1,227,807
*	Autoliv, Inc.	53,413	5,376,553
*	AutoNation, Inc.	58,352	5,979,913
*	Barnes & Noble Education, Inc.	20,210	159,861
	Bassett Furniture Industries, Inc.	2,900	99,470
*	Beazer Homes USA, Inc.	4,326	96,513
	Best Buy Co., Inc.	15,363	1,786,256
	Big 5 Sporting Goods Corp.	10,801	197,874
*	Biglari Holdings, Inc., Class B	8	1,064
*	BJ’s Restaurants, Inc.	20,458	1,247,733
# *	Boot Barn Holdings, Inc.	32,500	2,292,550
	BorgWarner, Inc.	203,984	9,909,543
	Brunswick Corp.	63,040	6,753,475
*	Build-A-Bear Workshop, Inc.	25,874	208,027
	Caleres, Inc.	53,097	1,237,691
	Callaway Golf Co.	108,543	3,142,320
	Canterbury Park Holding Corp.	2,755	37,248
*	Capri Holdings, Ltd.	129,788	7,148,723
*	Carnival Corp.	139,546	3,901,706
	Carriage Services, Inc.	20,916	777,657
*	Carrols Restaurant Group, Inc.	35,900	211,451
*	Cavco Industries, Inc.	7,600	1,591,668
*	Century Communities, Inc.	14,709	1,087,583
	Chico’s FAS, Inc.	32,500	97,500
*	Chuy’s Holdings, Inc.	12,152	593,747
	Citi Trends, Inc.	5,815	608,249
	Columbia Sportswear Co.	1,785	194,583
*	Conn’s, Inc.	25,450	515,108
»	Contra Zagg, Inc.	30,497	2,745
	Cooper Tire & Rubber Co.	55,558	3,166,250
	Core-Mark Holding Co., Inc.	96,236	4,095,804
	Culp, Inc.	10,036	142,009
	Dana, Inc.	112,665	2,850,425
*	Deckers Outdoor Corp.	9,229	3,121,248
*	Delta Apparel, Inc.	7,532	256,163
#	Dick’s Sporting Goods, Inc.	83,076	6,860,416
	Dillard’s, Inc., Class A	75,900	7,507,269
*	Dorman Products, Inc.	9,311	923,465

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	DR Horton, Inc.	225,681	$22,182,185
	Educational Development Corp.	3,358	59,705
*	El Pollo Loco Holdings, Inc.	4,415	74,790
	Escalade, Inc.	277	6,100
	Ethan Allen Interiors, Inc.	23,817	683,786
	Expedia Group, Inc.	1	176
	Extended Stay America, Inc.	90,395	1,797,957
*	Fiesta Restaurant Group, Inc.	10,900	160,666
*	Flanigan’s Enterprises, Inc.	865	21,257
	Flexsteel Industries, Inc.	2,068	90,020
	Foot Locker, Inc.	102,986	6,074,114
*	Ford Motor Co	2,868,969	33,107,902
*	Fossil Group, Inc.	600	7,740
	General Motors Co	1,095,598	62,690,118
*	Genesco, Inc.	6,456	322,800
	Gentex Corp.	145,810	5,129,596
*	Gentherm, Inc.	37,081	2,640,167
*	G-III Apparel Group, Ltd.	31,225	1,014,500
*	Goodyear Tire & Rubber Co. (The)	267,257	4,599,493
	Graham Holdings Co., Class B	5,780	3,673,826
*	Green Brick Partners, Inc.	2,594	66,951
	Group 1 Automotive, Inc.	57,936	9,510,774
	Guess?, Inc.	59,800	1,616,992
	Hamilton Beach Brands Holding Co., Class A	10,413	203,054
	Harley-Davidson, Inc.	3,372	163,104
	Haverty Furniture Cos., Inc.	33,479	1,555,769
# *	Helen of Troy, Ltd.	61,653	13,021,730
*	Hibbett Sports, Inc.	20,800	1,652,560
	Hooker Furniture Corp.	14,814	555,673
*	Hyatt Hotels Corp., Class A	14,601	1,202,100
#	International Game Technology P.L.C	7,100	122,262
*	J Alexander’s Holdings, Inc.	2,666	27,380
	Johnson Outdoors, Inc., Class A	15,588	2,210,534
	KB Home.	30,800	1,485,484
	Kohl’s Corp.	144,069	8,451,088
*	Lakeland Industries, Inc.	9,887	278,912
	La-Z-Boy, Inc.	56,332	2,504,521
	LCI Industries	10,111	1,481,262
	Lear Corp.	51,273	9,426,028
	Lennar Corp., Class A	224,100	23,216,760
	Lennar Corp., Class B	12,506	1,007,608
	Lifetime Brands, Inc.	16,431	238,250
	Lithia Motors, Inc., Class A	34,933	13,427,547
*	LKQ Corp.	208,413	9,734,971
*	M/I Homes, Inc.	37,930	2,644,480
	Macy’s, Inc.	62,400	1,034,592
*	MarineMax, Inc.	29,164	1,656,515
*	Marriott Vacations Worldwide Corp.	11,331	2,012,726
»	Media General, Inc.	25,196	2,363
*	Meritage Homes Corp.	28,156	2,995,517
	MGM Resorts International	227,871	9,278,907
*	Modine Manufacturing Co	14,650	238,502
*	Mohawk Industries, Inc.	98,740	20,291,070
*	Monarch Casino & Resort, Inc.	1,103	83,177
	Monro, Inc.	3,100	218,829
*	Motorcar Parts of America, Inc.	17,638	380,981
	Movado Group, Inc.	21,998	690,077
	Murphy USA, Inc.	34,678	4,834,113
	Newell Brands, Inc.	126,940	3,422,302

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	Norwegian Cruise Line Holdings, Ltd.	80,215	$2,490,676
*	ODP Corp. (The)	54,901	2,219,647
	Oxford Industries, Inc.	11,400	1,040,022
	Patrick Industries, Inc.	13,200	1,182,720
	Penske Automotive Group, Inc.	43,845	3,844,768
*	Perdoceo Education Corp.	78,974	920,837
	PulteGroup, Inc.	275,833	16,307,247
	PVH Corp.	31,964	3,617,686
	Qurate Retail, Inc., Class A	620,725	7,386,627
	Ralph Lauren Corp.	13,658	1,820,475
	RCI Hospitality Holdings, Inc.	12,026	875,613
*	Red Robin Gourmet Burgers, Inc.	17,849	648,990
	Rocky Brands, Inc.	8,729	459,582
#	Royal Caribbean Cruises, Ltd.	322,500	28,041,375
	Shoe Carnival, Inc.	32,650	1,957,368
*	Skechers U.S.A., Inc., Class A	146,140	7,086,329
#	Smith & Wesson Brands, Inc.	64,307	1,118,942
	Sonic Automotive, Inc., Class A	22,800	1,124,952
*	Sportsman’s Warehouse Holdings, Inc.	21,200	372,272
*	Stamps.com, Inc.	15,800	3,244,846
	Standard Motor Products, Inc.	37,342	1,599,358
	Steven Madden, Ltd.	35,225	1,432,601
*	Stoneridge, Inc.	25,661	853,228
	Strategic Education, Inc.	123	9,232
	Strattec Security Corp.	5,224	229,334
*	Stride, Inc.	3,100	88,753
	Superior Group of Cos, Inc.	17,956	452,850
	Target Corp.	259,962	53,879,724
	Thor Industries, Inc.	38,190	5,407,322
*	Tilly’s, Inc., Class A	18,598	224,292
	Toll Brothers, Inc.	126,380	7,924,026
*	TopBuild Corp.	35,100	7,805,538
*	Unifi, Inc.	41,401	1,119,069
*	Universal Electronics, Inc.	15,506	881,516
*	Urban Outfitters, Inc.	31,400	1,127,260
	Whirlpool Corp.	50,924	12,040,980
	Winnebago Industries, Inc.	27,135	2,169,443
	Wyndham Hotels & Resorts, Inc.	1	73
*	Zumiez, Inc.	2,800	120,316

TOTAL CONSUMER DISCRETIONARY.			586,888,290

CONSUMER STAPLES — (6.4%)
	Alico, Inc.	960	28,771
	Andersons, Inc. (The)	30,460	874,811
	Archer-Daniels-Midland Co.	750,362	47,370,353
	Bunge, Ltd.	114,694	9,682,467
	Cal-Maine Foods, Inc.	1,523	56,899
	Casey’s General Stores, Inc.	26,905	5,978,022
# *	Central Garden & Pet Co	25,184	1,363,462
*	Central Garden & Pet Co., Class A	48,121	2,370,922
	Conagra Brands, Inc.	144,700	5,366,923
*	Coty, Inc., Class A	71,506	715,775
*	Darling Ingredients, Inc.	173,938	12,079,994
	Flowers Foods, Inc.	44,317	1,061,835
#	Fresh Del Monte Produce, Inc.	39,437	1,112,123
# *	Hain Celestial Group, Inc. (The)	87,292	3,579,845
	Ingles Markets, Inc., Class A	11,437	700,974
	Ingredion, Inc.	62,317	5,821,031
#	JM Smucker Co. (The)	108,204	14,173,642

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B. Sanfilippo & Son, Inc.	10,428	$916,621
	Kroger Co. (The)	285,863	10,445,434
*	Landec Corp.	37,056	419,474
	Limoneira Co.	6,194	111,864
	Molson Coors Beverage Co., Class B	133,800	7,352,310
	Molson Coors Brewing Co., Class A	1,288	77,737
	Mondelez International, Inc., Class A	2,081,099	126,551,630
	Natural Grocers by Vitamin Cottage, Inc.	1,000	15,720
	Nature’s Sunshine Products, Inc.	1,029	21,413
	Nu Skin Enterprises, Inc., Class A	3,097	163,707
	Oil-Dri Corp. of America	5,047	176,292
*	Performance Food Group Co.	50,855	2,985,189
*	Pilgrim’s Pride Corp.	7,900	189,284
*	Post Holdings, Inc.	72,415	8,239,379
	PriceSmart, Inc.	4,262	358,178
	Sanderson Farms, Inc.	22,700	3,734,831
	Seaboard Corp.	1,781	6,372,400
*	Seneca Foods Corp., Class A	6,301	290,224
*	Seneca Foods Corp., Class B	300	13,953
*	Simply Good Foods Co. (The)	8,033	277,540
	SpartanNash Co	33,983	658,251
	Spectrum Brands Holdings, Inc.	6,675	588,335
	Tyson Foods, Inc., Class A	405,030	31,369,574
*	United Natural Foods, Inc.	2,700	99,522
	Universal Corp.	22,290	1,253,367
*	US Foods Holding Corp.	208,373	8,639,145
	Village Super Market, Inc., Class A	1,900	46,322
	Walgreens Boots Alliance, Inc.	549,524	29,179,724
	Walmart, Inc.	1,115,621	156,086,534
	Weis Markets, Inc.	11,602	601,564

TOTAL CONSUMER STAPLES			509,573,367

ENERGY — (5.8%)
	Adams Resources & Energy, Inc.	6,004	159,106
#	Arch Resources, Inc.	11,506	510,981
	Archrock, Inc.	69,200	646,328
*	Bonanza Creek Energy, Inc.	6,200	205,158
*	Bristow Group, Inc.	3,352	88,694
	Chevron Corp.	1,111,148	114,526,024
*	CNX Resources Corp.	154,203	2,069,404
	ConocoPhillips	1,439,649	73,623,650
*	CONSOL Energy, Inc.	3,800	33,364
# *	Dawson Geophysical Co.	21,211	48,785
	Delek US Holdings, Inc.	52,256	1,240,035
	Devon Energy Corp.	87,794	2,052,624
	DMC Global, Inc.	372	20,088
*	Dorian LPG, Ltd.	7,304	97,070
*	Earthstone Energy, Inc., Class A	8,400	58,968
	Evolution Petroleum Corp.	17,727	58,676
*	Exterran Corp.	22,548	73,957
	Exxon Mobil Corp.	647,538	37,065,075
*	Green Plains, Inc.	21,234	632,773
	Halliburton Co.	666,057	13,028,075
	Helmerich & Payne, Inc.	62,000	1,589,060
	Hess Corp.	146,488	10,914,821
	HollyFrontier Corp.	39,410	1,379,350
	International Seaways, Inc.	12	212
	Kinder Morgan, Inc.	416,091	7,094,352
	Kosmos Energy, Ltd.	26,900	76,934

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	467,019	$5,258,634
	Marathon Petroleum Corp.	1,004,662	55,909,440
	Murphy Oil Corp.	28,000	474,040
	Nabors Industries, Ltd.	640	51,744
	NACCO Industries, Inc., Class A	6,832	158,024
*	Natural Gas Services Group, Inc.	10,028	90,252
*	Newpark Resources, Inc.	73,721	209,368
*	NexTier Oilfield Solutions, Inc.	1,400	5,026
	Patterson-UTI Energy, Inc.	1,400	9,464
*	PDC Energy, Inc.	21,789	795,516
	Phillips 66	723,574	58,544,372
	Pioneer Natural Resources Co.	122,117	18,785,258
*	ProPetro Holding Corp.	5,764	55,507
*	REX American Resources Corp.	4,050	326,957
*	SEACOR Marine Holdings, Inc.	12,678	58,446
	SFL Corp., Ltd.	12,481	96,853
*	SilverBow Resources, Inc.	3,019	29,315
	SM Energy Co.	13,000	205,400
# *	Southwestern Energy Co.	377,255	1,610,879
	Targa Resources Corp.	26,979	935,902
	Valero Energy Corp.	605,899	44,812,290
	Williams Cos., Inc. (The)	352,897	8,596,571
	World Fuel Services Corp.	28,812	891,155

TOTAL ENERGY			465,203,977

FINANCIALS — (21.5%)
	1st Constitution Bancorp	692	13,273
	1st Source Corp.	45,305	2,156,065
	Affiliated Managers Group, Inc.	31,797	5,124,723
	Aflac, Inc.	337,222	18,118,938
*	Alleghany Corp.	3,115	2,114,992
	Allstate Corp. (The)	157,339	19,950,585
	American Equity Investment Life Holding Co.	89,529	2,773,608
	American Financial Group, Inc.	156,083	19,176,357
	American International Group, Inc.	169,239	8,199,630
	American National Group, Inc.	22,561	2,557,289
	Ameris Bancorp	6,370	344,553
	AmeriServ Financial, Inc.	30,968	130,066
*	Arch Capital Group, Ltd.	9,282	368,588
	Argo Group International Holdings, Ltd.	59,381	3,098,501
	Associated Banc-Corp.	34,231	749,317
	Assurant, Inc.	65,820	10,241,592
	Assured Guaranty, Ltd.	122,989	6,253,991
	Atlantic Union Bankshares Corp.	68,946	2,666,142
*	Atlanticus Holdings Corp.	12,567	392,844
	Banc of California, Inc.	4,100	73,390
*	Bancorp, Inc. (The)	14,759	327,724
	BancorpSouth Bank.	52,027	1,539,479
	Bank of America Corp.	5,929,137	240,307,923
	Bank of New York Mellon Corp. (The)	491,755	24,528,739
	Bank OZK	18,531	759,586
	BankFinancial Corp.	16,687	173,879
	BankUnited, Inc.	42,709	1,990,666
	Banner Corp.	34,593	1,966,266
	Bar Harbor Bankshares.	2,733	78,328
	BCB Bancorp, Inc.	1,059	14,582
*	Berkshire Hathaway, Inc., Class B	269,313	74,047,609
	Berkshire Hills Bancorp, Inc.	18,119	402,061
*	Blucora, Inc.	57,127	822,343

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BOK Financial Corp.	26,900	$2,365,586
	Boston Private Financial Holdings, Inc.	14,600	214,912
	Brookline Bancorp, Inc.	90,600	1,458,660
	Capital City Bank Group, Inc.	14,283	360,931
	Capital One Financial Corp.	333,920	49,780,794
	Cathay General Bancorp	85,940	3,478,851
*	CCUR Holdings, Inc.	3	23,325
	Century Bancorp, Inc., Class A	295	33,704
	Chemung Financial Corp.	300	12,750
	Chubb, Ltd.	64,312	11,035,296
	Cincinnati Financial Corp.	12,284	1,384,161
	CIT Group, Inc.	60,259	3,211,202
	Citigroup, Inc.	1,441,183	102,669,877
	Citizens Community Bancorp, Inc.	10,355	134,615
	Citizens Financial Group, Inc.	2,265	104,824
	CME Group, Inc.	14,330	2,894,517
	CNA Financial Corp.	51,474	2,415,675
	CNO Financial Group, Inc.	301,264	7,691,270
	Codorus Valley Bancorp, Inc.	165	3,036
	Columbia Banking System, Inc.	69,936	3,044,314
	Comerica, Inc.	47,590	3,576,864
	Community Bankers Trust Corp.	5,917	49,584
#	Community Financial Corp. (The)	408	14,737
	Community Trust Bancorp, Inc.	18,195	810,769
	Community West Bancshares	400	4,948
	ConnectOne Bancorp, Inc.	38,800	1,053,420
*	Consumer Portfolio Services, Inc.	26,500	115,275
#	Cowen, Inc., Class A	3,989	157,526
	Cullen/Frost Bankers, Inc.	500	60,030
*	Customers Bancorp, Inc.	2,290	79,051
	Donegal Group, Inc., Class A	12,386	191,116
*	Donnelley Financial Solutions, Inc.	6,900	210,864
	Eagle Bancorp Montana, Inc.	1,000	23,390
	East West Bancorp, Inc.	87,046	6,628,553
	Employers Holdings, Inc.	27,567	1,115,912
*	Equity Bancshares, Inc., Class A	2,393	70,019
	ESSA Bancorp, Inc.	8,217	127,528
	Evans Bancorp, Inc.	1,681	62,130
	Everest Re Group, Ltd.	34,913	9,669,155
	FB Financial Corp.	5,150	216,094
	FBL Financial Group, Inc., Class A	24,660	1,397,975
	Federal Agricultural Mortgage Corp., Class A	177	15,289
	Federal Agricultural Mortgage Corp., Class C	9,500	977,170
	FedNat Holding Co.	13,665	69,555
	Fifth Third Bancorp	380,432	15,422,713
	Financial Institutions, Inc.	296	9,451
	First American Financial Corp.	71,961	4,641,485
	First BanCorp	149,954	1,884,922
	First BanCorp	16,138	684,251
	First Busey Corp.	27,120	677,458
	First Business Financial Services, Inc.	964	25,507
	First Citizens BancShares, Inc., Class A	8,627	7,483,577
	First Commonwealth Financial Corp.	81,147	1,175,820
	First Financial Bancorp	65,406	1,603,101
	First Financial Corp.	1,147	50,743
	First Financial Northwest, Inc.	25,371	345,299
	First Hawaiian, Inc.	67,992	1,867,060
	First Horizon Corp.	185,460	3,392,063
	First Internet Bancorp	5,329	183,051

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	7,320	$343,820
	First Merchants Corp.	40,115	1,853,714
	First Midwest Bancorp, Inc.	64,235	1,347,008
	First United Corp.	1,266	21,421
	Flagstar Bancorp, Inc.	9,232	429,657
	FNB Corp.	80,914	1,042,981
	Fulton Financial Corp.	140,780	2,400,299
	Global Indemnity Group LLC, Class A	8,282	238,190
	Goldman Sachs Group, Inc. (The)	198,993	69,339,111
	Great Southern Bancorp, Inc.	1,616	91,159
	Great Western Bancorp, Inc.	1,323	43,725
	Guaranty Federal Bancshares, Inc.	1,684	40,584
*	Hallmark Financial Services, Inc.	16,734	66,434
	Hanmi Financial Corp.	3,221	65,386
	Hanover Insurance Group, Inc. (The)	88,829	12,285,939
	Hartford Financial Services Group, Inc. (The)	245,844	16,215,870
	Heartland Financial USA, Inc.	465	23,376
	Hilltop Holdings, Inc.	26,171	921,219
*	HMN Financial, Inc.	3,456	70,088
	Home Bancorp, Inc.	719	27,279
	Home BancShares, Inc.	49,545	1,378,837
	HomeStreet, Inc.	2,200	89,848
	Hope Bancorp, Inc.	95,411	1,432,119
	Horace Mann Educators Corp.	58,206	2,334,061
	Huntington Bancshares, Inc.	707,863	10,844,461
	Independence Holding Co.	500	22,000
	Independent Bank Corp.	339	27,764
	Independent Bank Group, Inc.	40,199	3,035,427
	International Bancshares Corp.	23,718	1,123,996
	Investors Bancorp, Inc.	81,912	1,199,192
	Investors Title Co.	1,069	188,604
	Janus Henderson Group P.L.C.	11,721	403,085
	JPMorgan Chase & Co.	2,223,994	342,072,517
	Kemper Corp.	40,117	3,131,533
	KeyCorp	526,210	11,450,330
	Lakeland Bancorp, Inc.	55,240	1,001,501
	Landmark Bancorp, Inc.	2,765	66,498
	Lincoln National Corp.	22,300	1,430,099
	Loews Corp.	243,798	13,591,739
	M&T Bank Corp.	35,300	5,566,457
	Mackinac Financial Corp.	6,893	149,578
	Marlin Business Services Corp.	13,787	310,897
*	MBIA, Inc.	82,267	824,315
	Mercantile Bank Corp.	4,422	142,742
	Meridian Bancorp, Inc.	1,000	22,110
	Meridian Corp.	511	13,490
	MetLife, Inc.	318,167	20,244,966
	MGIC Investment Corp.	340,167	5,184,145
	Middlefield Banc Corp.	452	10,116
	MidWestOne Financial Group, Inc.	346	10,920
	Morgan Stanley	1,127,557	93,079,830
	MVB Financial Corp.	716	28,840
	National Western Life Group, Inc., Class A	900	206,370
	Navient Corp.	61,729	1,038,899
	Nelnet, Inc., Class A	16,900	1,254,487
	New York Community Bancorp, Inc.	143,245	1,713,210
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	37,214
	Northrim BanCorp, Inc.	5,734	244,555

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northwest Bancshares, Inc.	109,427	$1,536,355
	OceanFirst Financial Corp.	5,466	124,953
	OFG Bancorp	34,148	808,966
	Old National Bancorp	66,704	1,260,706
	Old Republic International Corp.	171,727	4,227,919
	OneMain Holdings, Inc.	68,655	3,904,410
	Oppenheimer Holdings, Inc., Class A	3,097	158,473
*	Pacific Mercantile Bancorp	4,866	42,188
	Pacific Premier Bancorp, Inc.	3,466	152,608
	PacWest Bancorp	88,630	3,847,428
	Parke Bancorp, Inc.	660	13,939
	Peoples Bancorp of North Carolina, Inc.	275	6,427
	Peoples Bancorp, Inc.	15,923	532,306
	People’s United Financial, Inc.	77,200	1,399,636
	Pinnacle Financial Partners, Inc.	13,681	1,199,003
	PNC Financial Services Group, Inc. (The)	158,525	29,636,249
	Popular, Inc.	56,536	4,181,403
*	PRA Group, Inc.	3,923	147,819
	Premier Financial Bancorp, Inc.	9,004	170,536
	Premier Financial Corp.	21,760	687,398
	Primis Financial Corp.	193	2,770
	Principal Financial Group, Inc.	218,754	13,971,818
	PROG Holdings, Inc.	58,430	2,976,424
	Prosperity Bancshares, Inc.	39,489	2,896,913
	Protective Insurance Corp., Class A	300	6,891
	Protective Insurance Corp., Class B	5,098	117,254
	Provident Financial Holdings, Inc.	4,144	67,381
	Provident Financial Services, Inc.	64,659	1,524,013
	Prudential Bancorp, Inc.	1,222	16,925
	Prudential Financial, Inc.	220,446	22,123,961
	Radian Group, Inc.	167,314	4,122,617
	Regions Financial Corp.	1,302,555	28,395,699
	Reinsurance Group of America, Inc.	153,566	20,044,970
	Renasant Corp.	44,538	1,876,386
	Riverview Bancorp, Inc.	1,682	11,589
	Safety Insurance Group, Inc.	24,000	1,968,720
	Salisbury Bancorp, Inc.	300	13,941
	Sandy Spring Bancorp, Inc.	10,325	468,342
	Santander Consumer USA Holdings, Inc.	48,660	1,651,520
	SB Financial Group, Inc.	1,128	20,146
*	Select Bancorp, Inc.	2,728	32,163
	Selective Insurance Group, Inc.	45,200	3,441,528
	Severn Bancorp, Inc.	1,399	16,564
	Signature Bank	26,062	6,554,854
	Simmons First National Corp., Class A	52,445	1,494,683
	South State Corp.	7,796	657,359
	State Auto Financial Corp.	15,100	285,088
	State Street Corp.	60,004	5,037,336
	Sterling Bancorp	110,271	2,771,110
	Stewart Information Services Corp.	21,171	1,241,679
	Stifel Financial Corp.	110,400	7,638,576
	Synchrony Financial	544,549	23,818,573
	Synovus Financial Corp.	113,409	5,314,346
	TCF Financial Corp.	154,714	7,042,581
	Territorial Bancorp, Inc.	823	20,698
*	Texas Capital Bancshares, Inc.	22,592	1,550,489
	Timberland Bancorp, Inc.	3,971	111,744
	Tiptree, Inc.	37,071	371,081
	Towne Bank	10,057	311,566

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc. (The)	168,250	$26,021,545
	TriCo Bancshares	854	39,523
	Truist Financial Corp.	345,238	20,476,066
	Trustmark Corp.	53,239	1,725,476
	UMB Financial Corp.	6,961	675,426
	Umpqua Holdings Corp.	52,732	982,924
	United Bankshares, Inc.	22,529	884,714
	United Community Banks, Inc.	9,172	300,108
	United Fire Group, Inc.	17,415	526,978
	Unity Bancorp, Inc.	3,592	79,204
	Universal Insurance Holdings, Inc.	900	12,555
	Univest Financial Corp.	2,256	63,010
	Unum Group	454,906	12,855,644
	Valley National Bancorp	45,155	621,784
	Virtus Investment Partners, Inc.	3,700	1,011,802
#	Voya Financial, Inc.	24,457	1,658,674
	Washington Federal, Inc.	97,887	3,186,222
	Waterstone Financial, Inc.	8,526	167,962
	Webster Financial Corp.	22,479	1,189,364
	Wells Fargo & Co.	1,288,810	58,060,891
	WesBanco, Inc.	34,796	1,262,747
	Western New England Bancorp, Inc.	13,698	110,954
	Wintrust Financial Corp.	47,328	3,648,989
	WSFS Financial Corp.	40,724	2,080,589
	Zions Bancorp NA	121,745	6,793,371

TOTAL FINANCIALS			1,710,169,120

HEALTH CARE — (17.1%)
	Abbott Laboratories	915,297	109,908,864
	AbbVie, Inc.	22,603	2,520,235
# *	Acadia Healthcare Co., Inc.	68,394	4,166,563
*	Addus HomeCare Corp.	2,044	216,255
*	Alexion Pharmaceuticals, Inc.	102,164	17,233,024
*	Allscripts Healthcare Solutions, Inc.	33,823	526,286
*	AMN Healthcare Services, Inc.	3,400	269,620
*	AngioDynamics, Inc.	2,154	52,342
*	Anika Therapeutics, Inc.	14,671	589,481
	Anthem, Inc.	504,640	191,455,370
*	Arena Pharmaceuticals, Inc.	2,796	191,890
	Becton Dickinson and Co.	409	101,763
*	Biogen, Inc.	668	178,576
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,996,284
	Bristol-Myers Squibb Co.	298,861	18,654,904
*	Brookdale Senior Living, Inc.	106,229	694,738
*	Catalent, Inc.	16,700	1,878,249
*	Centene Corp.	102,379	6,320,879
	Cigna Corp.	285,386	71,063,968
	CONMED Corp.	43,239	6,094,537
	Cooper Cos., Inc. (The)	13,956	5,734,381
*	Covetrus, Inc.	7,558	216,537
*	Cross Country Healthcare, Inc.	33,795	450,149
*	CryoLife, Inc.	17,502	510,708
*	Cumberland Pharmaceuticals, Inc.	23,319	62,262
	CVS Health Corp.	1,510,745	115,420,918
	Danaher Corp.	375,873	95,449,190
*	DaVita, Inc.	73,290	8,540,484
	Dentsply Sirona, Inc.	67,083	4,528,773
*	Elanco Animal Health, Inc.	300	9,513
*	Emergent BioSolutions, Inc.	30,178	1,840,254

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
# *	Envista Holdings Corp.	163,737	$7,086,537
# *	Enzo Biochem, Inc.	6,287	19,301
*	Exelixis, Inc.	31,444	774,151
*	FONAR Corp.	1,460	25,039
*	Globus Medical, Inc., Class A	13,207	947,866
*	Harvard Bioscience, Inc.	16,180	112,127
*	Horizon Therapeutics P.L.C.	45,000	4,257,900
	Humana, Inc.	198,071	88,189,132
*	Integer Holdings Corp.	41,672	3,912,167
# *	IntriCon Corp.	8,135	188,163
*	Jazz Pharmaceuticals P.L.C.	44,811	7,366,928
*	Kewaunee Scientific Corp.	1,631	19,539
*	Laboratory Corp. of America Holdings	9,871	2,624,403
*	LHC Group, Inc.	30,318	6,314,330
	Luminex Corp.	19,129	701,843
*	Magellan Health, Inc.	200	18,840
* »	MedCath Corp.	29,240	0
*	Medpace Holdings, Inc.	800	135,744
	Medtronic P.L.C.	814,175	106,591,791
*	Meridian Bioscience, Inc.	37,500	734,250
*	Merit Medical Systems, Inc.	27,130	1,725,468
*	ModivCare, Inc.	9,300	1,302,744
*	Molina Healthcare, Inc.	18,941	4,831,849
*	Myriad Genetics, Inc.	1,987	60,047
	National HealthCare Corp.	6,880	483,733
*	Natus Medical, Inc.	16,198	413,859
*	NuVasive, Inc.	4,355	311,165
*	Omnicell, Inc.	35,405	5,134,433
*	OraSure Technologies, Inc.	69,400	635,010
	Patterson Cos., Inc.	12,992	417,563
	PerkinElmer, Inc.	76,500	9,916,695
	Perrigo Co. P.L.C.	36,061	1,501,219
	Pfizer, Inc.	3,696,959	142,887,465
	Premier, Inc., Class A	13,070	462,025
*	Prestige Consumer Healthcare, Inc.	111,489	4,856,461
	Quest Diagnostics, Inc.	20,299	2,677,032
*	Select Medical Holdings Corp.	124,004	4,677,431
# *	Star Equity Holdings, Inc.	2,671	7,692
	STERIS P.L.C	200	42,204
*	Supernus Pharmaceuticals, Inc.	523	15,925
*	Surgalign Holdings, Inc.	48,158	87,166
*	Surmodics, Inc.	5,593	299,170
*	Syneos Health, Inc.	37,367	3,170,590
*	Taro Pharmaceutical Industries, Ltd.	3,478	257,442
	Teleflex, Inc.	19,840	8,382,003
	Thermo Fisher Scientific, Inc.	435,609	204,836,420
*	Triple-S Management Corp., Class B	21,741	515,479
*	United Therapeutics Corp.	16,900	3,406,364
	UnitedHealth Group, Inc.	91,816	36,616,221
	Universal Health Services, Inc., Class B	38,927	5,777,156
*	Vanda Pharmaceuticals, Inc.	700	11,620
# *	Varex Imaging Corp.	5,400	128,196
*	Viatris, Inc.	573,585	7,628,681
	Zimmer Biomet Holdings, Inc.	34,405	6,095,190

TOTAL HEALTH CARE			1,358,468,766

INDUSTRIALS — (14.6%)
	AAR Corp.	35,596	1,432,383
	ABM Industries, Inc.	76,400	3,927,724

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Acme United Corp.	1,030	$46,041
	Acuity Brands, Inc.	32,822	6,089,137
*	AECOM	22,080	1,466,774
*	Aegion Corp.	38,330	1,153,733
*	AeroVironment, Inc.	35,065	3,870,124
	AGCO Corp.	73,273	10,691,996
	Air Lease Corp.	74,037	3,458,268
*	Air Transport Services Group, Inc.	21,308	560,827
	Alamo Group, Inc.	22,751	3,577,595
*	Alaska Air Group, Inc.	114,992	7,950,547
	Albany International Corp., Class A	20,551	1,833,971
*	Allegiant Travel Co.	5,054	1,191,379
	Allied Motion Technologies, Inc.	1,458	75,889
	Altra Industrial Motion Corp.	15,484	913,711
	AMERCO	29,431	17,559,418
*	Ameresco, Inc., Class A	981	51,787
*	American Woodmark Corp.	17,504	1,740,948
	Apogee Enterprises, Inc.	36,374	1,277,819
	Applied Industrial Technologies, Inc.	11,718	1,120,944
	ARC Document Solutions, Inc.	2,564	5,589
	ArcBest Corp.	12,135	882,943
	Arcosa, Inc.	61,271	3,694,029
	Argan, Inc.	14,321	718,198
*	ASGN, Inc.	55,051	5,790,264
	Astec Industries, Inc.	22,925	1,719,604
*	Atlas Air Worldwide Holdings, Inc.	29,094	1,975,774
	AZZ, Inc.	19,600	1,031,744
	Barnes Group, Inc.	52,200	2,605,824
*	Beacon Roofing Supply, Inc.	32,799	1,847,568
	Boise Cascade Co.	43,464	2,899,918
	Brady Corp., Class A	55,500	3,028,635
*	Builders FirstSource, Inc.	97,217	4,731,551
*	CACI International, Inc., Class A	27,304	6,958,697
	CAI International, Inc.	17,082	726,839
	Carlisle Cos., Inc.	42,219	8,091,271
	Carrier Global Corp.	245,098	10,681,371
*	CBIZ, Inc.	39,049	1,311,656
*	CECO Environmental Corp.	3,773	27,543
*	Chart Industries, Inc.	23,620	3,794,081
	Chicago Rivet & Machine Co.	700	18,130
*	CIRCOR International, Inc.	6,849	235,400
*	Clean Harbors, Inc.	40,519	3,604,570
*	Colfax Corp.	17,646	797,423
	Columbus McKinnon Corp.	17,542	868,504
	Comfort Systems USA, Inc.	44,560	3,669,962
*	Commercial Vehicle Group, Inc.	15,404	169,290
	CompX International, Inc.	500	9,620
#*	Copa Holdings SA, Class A	28,852	2,495,698
	CoreLogic, Inc.	96,545	7,694,636
*	Covenant Logistics Group, Inc.	7,080	152,291
	CRA International, Inc.	7,613	611,019
	Crane Co.	17,597	1,655,174
	CSW Industrials, Inc.	300	40,623
	CSX Corp.	1,008,000	101,556,000
	Cubic Corp.	31,381	2,348,554
	Cummins, Inc.	1,500	378,060
	Curtiss-Wright Corp.	46,353	5,928,549
	Deere & Co.	12,600	4,672,710
	Douglas Dynamics, Inc.	14,892	666,119

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ducommun, Inc.	12,645	$745,170
*	DXP Enterprises, Inc.	16,202	474,233
*	Dycom Industries, Inc.	8,097	759,580
	Eastern Co. (The)	10,193	288,156
	Eaton Corp. P.L.C.	265,270	37,915,041
*	Echo Global Logistics, Inc.	31,380	1,026,126
	EMCOR Group, Inc.	63,171	7,567,886
	Encore Wire Corp.	24,066	1,797,249
	Enerpac Tool Group Corp.	21,000	558,600
	EnerSys	44,939	4,115,514
	Ennis, Inc.	30,835	639,210
	ESCO Technologies, Inc.	29,848	3,246,268
	Espey Manufacturing & Electronics Corp.	1,671	25,316
	Federal Signal Corp.	71,923	2,979,770
	FedEx Corp.	144,562	41,967,794
	Flowserve Corp.	52,147	2,067,107
	Fortune Brands Home & Security, Inc.	123,726	12,988,755
	Forward Air Corp.	5,747	507,403
*	Franklin Covey Co.	3,046	93,025
	Franklin Electric Co., Inc.	21,158	1,719,511
*	FTI Consulting, Inc.	43,936	6,100,514
	GATX Corp.	65,445	6,394,631
*	Gencor Industries, Inc.	13,149	157,656
	General Electric Co.	246,845	3,238,606
*	Gibraltar Industries, Inc.	34,903	3,206,190
	Gorman-Rupp Co. (The)	22,062	761,580
*	GP Strategies Corp.	18,583	292,682
*	Great Lakes Dredge & Dock Corp.	69,820	1,096,174
	Greenbrier Cos., Inc. (The)	23,651	1,117,273
	Griffon Corp.	40,152	1,088,922
*	Hawaiian Holdings, Inc.	12,054	302,676
	Heartland Express, Inc.	13,705	254,776
	Heidrick & Struggles International, Inc.	18,634	788,218
*	Herc Holdings, Inc.	1,679	177,302
*	Heritage-Crystal Clean, Inc.	7,665	220,139
	Herman Miller, Inc.	23,686	982,969
	Hillenbrand, Inc.	15,748	773,069
*	Houston Wire & Cable Co.	9,200	48,300
*	Howmet Aerospace, Inc.	222,905	7,124,044
*	Hub Group, Inc., Class A	1,944	127,760
	Hubbell, Inc.	17,724	3,403,185
	Hurco Cos., Inc.	7,910	271,708
*	Huron Consulting Group, Inc.	16,999	956,364
	Hyster-Yale Materials Handling, Inc.	12,246	990,089
*	IAA, Inc.	1	63
	ICF International, Inc.	31,660	2,882,960
*	Ingersoll Rand, Inc.	193,247	9,548,334
	Insteel Industries, Inc.	17,578	670,249
	Interface, Inc.	9,774	125,498
	ITT, Inc.	92,819	8,753,760
*	JELD-WEN Holding, Inc.	4,547	132,636
*	JetBlue Airways Corp.	324,893	6,614,821
	Kadant, Inc.	10,486	1,866,823
	Kaman Corp.	14,056	749,888
	KAR Auction Services, Inc.	18,100	271,319
	KBR, Inc.	105,229	4,162,859
	Kennametal, Inc.	49,746	1,997,799
	Kimball International, Inc., Class B	38,632	563,255
	Knight-Swift Transportation Holdings, Inc.	84,110	3,963,263

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Knoll, Inc.	8,100	$193,590
	Korn Ferry	63,010	4,277,749
*	Kratos Defense & Security Solutions, Inc.	2,711	72,492
	L3Harris Technologies, Inc.	127,356	26,646,696
*	Lawson Products, Inc.	8,847	463,848
*	LB Foster Co., Class A	4,904	79,151
	LSI Industries, Inc.	15,841	130,213
*	Lydall, Inc.	15,605	575,044
	Macquarie Infrastructure Corp.	16,662	555,011
	ManpowerGroup, Inc.	57,319	6,929,294
	ManTech International Corp., Class A	30,048	2,564,597
	Marten Transport, Ltd.	119,454	1,997,271
*	Masonite International Corp.	19,500	2,462,655
# *	MasTec, Inc.	63,539	6,630,930
*	Matrix Service Co.	17,846	235,746
	Matson, Inc.	62,316	4,071,104
	Matthews International Corp., Class A	4,487	185,672
	McGrath RentCorp.	22,452	1,840,615
*	Mercury Systems, Inc.	2,055	154,618
*	Middleby Corp. (The)	6,600	1,196,712
	Miller Industries, Inc.	20,099	864,659
	Moog, Inc., Class A	35,839	3,101,865
*	MRC Global, Inc.	85,594	806,295
	MSC Industrial Direct Co., Inc., Class A	3,500	315,560
	Mueller Industries, Inc.	44,012	1,974,818
	Mueller Water Products, Inc., Class A	72,387	1,039,477
*	MYR Group, Inc.	19,582	1,525,438
	National Presto Industries, Inc.	5,471	562,856
	Nielsen Holdings P.L.C.	17,000	436,050
	NL Industries, Inc.	100	710
*	NN, Inc.	9,957	72,686
	Norfolk Southern Corp.	545,229	152,249,746
*	Northwest Pipe Co.	5,286	175,865
	nVent Electric P.L.C.	141,034	4,294,485
	Oshkosh Corp	76,335	9,498,364
	Owens Corning.	149,300	14,453,733
	PACCAR, Inc.	165,276	14,855,007
*	PAM Transportation Services, Inc.	6,449	373,526
	Park Aerospace Corp.	9,330	125,862
	Park-Ohio Holdings Corp.	2,542	92,300
	Pentair P.L.C.	75,472	4,868,699
*	Perma-Pipe International Holdings, Inc.	8,900	57,672
*	PGT Innovations, Inc.	49,980	1,315,973
	Powell Industries, Inc.	5,719	201,538
	Preformed Line Products Co.	400	26,480
	Primoris Services Corp.	34,000	1,110,440
*	Quad/Graphics, Inc.	6,491	23,368
	Quanex Building Products Corp.	30,731	838,649
	Quanta Services, Inc.	168,307	16,265,188
*	Radiant Logistics, Inc.	42,044	280,854
	Raytheon Technologies Corp.	360,043	29,969,979
*	RCM Technologies, Inc.	15,245	54,730
	Regal Beloit Corp.	22,880	3,304,558
	Republic Services, Inc.	429,755	45,682,956
*	Resideo Technologies, Inc.	10,125	303,851
	Resources Connection, Inc.	31,255	441,008
	Rexnord Corp.	66,378	3,314,254
	Rush Enterprises, Inc., Class A	50,254	2,480,537
	Rush Enterprises, Inc., Class B	27,783	1,216,618

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	89,844	$7,173,145
*	Saia, Inc.	29,325	6,876,712
	Schneider National, Inc., Class B	9,398	227,714
	Science Applications International Corp.	30,919	2,764,777
*	Sensata Technologies Holding P.L.C.	88,061	5,084,642
	Shyft Group, Inc. (The)	33,020	1,169,568
*	SIFCO Industries, Inc.	4,527	63,650
	Simpson Manufacturing Co., Inc.	37,725	4,251,607
	SkyWest, Inc.	57,460	2,853,464
	Snap-on, Inc.	38,115	9,056,124
#	Southwest Airlines Co.	531,263	33,352,691
	SPX FLOW, Inc.	15,945	1,061,778
	Standex International Corp.	22,341	2,118,374
	Stanley Black & Decker, Inc.	129,900	26,859,423
	Steelcase, Inc., Class A	100,669	1,389,232
*	Stericycle, Inc.	33,600	2,563,008
*	Sterling Construction Co., Inc.	29,900	623,415
	Terex Corp.	42,936	2,017,563
	Tetra Tech, Inc.	57,122	7,290,481
*	Textainer Group Holdings, Ltd.	10,800	276,696
	Textron, Inc.	77,944	5,007,123
*	Thermon Group Holdings, Inc.	5,700	108,870
	Timken Co. (The)	40,125	3,365,284
	Titan International, Inc.	18,000	194,220
*	Titan Machinery, Inc.	17,783	464,314
	Trane Technologies P.L.C.	213,109	37,044,737
*	Transcat, Inc.	7,700	385,000
*	TriMas Corp.	10,200	324,768
	Trinity Industries, Inc.	120,734	3,337,088
	Triton International, Ltd.	28,853	1,447,555
*	Twin Disc, Inc.	6,900	72,795
	UFP Industries, Inc.	95,400	8,017,416
*	Ultralife Corp.	3,309	26,141
	UniFirst Corp.	18,705	4,193,474
	Union Pacific Corp.	285,676	63,445,783
*	United Airlines Holdings, Inc.	138,905	7,556,432
*	United Rentals, Inc.	51,618	16,515,179
*	Univar Solutions, Inc.	77,916	1,819,339
*	USA Truck, Inc.	7,482	114,998
	Valmont Industries, Inc.	10,420	2,572,177
*	Vectrus, Inc.	11,269	589,932
*	Veritiv Corp.	9,937	416,162
	Viad Corp.	11,507	479,382
*	Virco Mfg. Corp.	12,601	40,197
	VSE Corp.	6,244	269,429
	Wabash National Corp.	23,800	419,118
	Watts Water Technologies, Inc., Class A	29,209	3,637,981
	Werner Enterprises, Inc.	51,539	2,382,648
*	WESCO International, Inc.	55,106	5,054,322
# *	Willdan Group, Inc.	7,100	271,007
*	Willis Lease Finance Corp.	6,713	287,451
*	WillScot Mobile Mini Holdings Corp.	130,978	3,833,726
	Woodward, Inc.	14,712	1,839,147
# *	XPO Logistics, Inc.	103,005	14,330,056

TOTAL INDUSTRIALS			1,160,523,491

INFORMATION TECHNOLOGY — (8.9%)
*	ACI Worldwide, Inc.	2,971	112,244
	Advanced Energy Industries, Inc.	3,570	393,807

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Agilysys, Inc.	3,000	$151,230
*	Alithya Group, Inc., Class A	11,334	25,388
	Alliance Data Systems Corp.	4,964	585,007
*	Alpha & Omega Semiconductor, Ltd.	20,661	642,557
	Amdocs, Ltd.	99,072	7,602,785
	Amkor Technology, Inc.	1,400	28,308
	Analog Devices, Inc.	24,652	3,775,700
*	Arrow Electronics, Inc.	171,470	19,559,583
	AstroNova, Inc.	6,285	92,138
	Avnet, Inc.	27,420	1,204,286
*	Aware, Inc.	14,326	50,141
*	Axcelis Technologies, Inc.	31,733	1,317,872
*	AXT, Inc.	24,921	245,721
	Bel Fuse, Inc., Class A	3,574	67,584
	Bel Fuse, Inc., Class B	7,655	152,564
	Belden, Inc.	2,684	116,164
	Benchmark Electronics, Inc.	62,063	1,863,131
*	Bm Technologies, Inc.	352	3,453
	Brooks Automation, Inc.	52,147	5,284,056
*	CalAmp Corp.	6,602	90,778
*	Calix, Inc.	5,463	231,030
*	Cardtronics P.L.C., Class A	13,293	516,300
# *	Cerence, Inc.	24,487	2,360,792
*	Ciena Corp.	133,800	6,752,886
*	Cirrus Logic, Inc.	66,501	4,948,339
	CMC Materials, Inc.	13,809	2,532,985
*	Cognyte Software Ltd.	44,826	1,171,303
*	Coherent, Inc.	14,758	3,836,932
*	Cohu, Inc.	20,008	800,520
	Comtech Telecommunications Corp.	15,569	373,345
*	Concentrix Corp.	55,899	8,685,587
*	Conduent, Inc.	481	3,271
	Corning, Inc.	785,955	34,747,071
# *	Cree, Inc.	13,400	1,332,228
*	CSP, Inc.	2,414	21,678
	CTS Corp.	66,936	2,176,759
*	CyberOptics Corp.	3,281	108,240
	Daktronics, Inc.	40,433	249,472
*	Digi International, Inc.	25,438	454,577
*	Diodes, Inc.	48,570	3,730,662
*	DSP Group, Inc.	46,713	648,844
	DXC Technology Co.	228,936	7,534,284
*	EchoStar Corp., Class A	23,551	575,822
*	EMCORE Corp.	744	4,635
*	ePlus, Inc.	17,490	1,755,296
*	Fabrinet	41,355	3,540,815
	Fidelity National Information Services, Inc.	198,899	30,411,657
*	First Solar, Inc.	30,266	2,316,257
*	Fiserv, Inc.	4,115	494,294
*	Flex, Ltd.	467,295	8,130,933
	FLIR Systems, Inc.	27,487	1,648,395
*	FormFactor, Inc.	83,395	3,264,914
*	Frequency Electronics, Inc.	7,390	79,369
	Global Payments, Inc.	76,846	16,493,457
*	GSI Technology, Inc.	2,491	14,697
	Hackett Group, Inc. (The)	18,000	299,340
# *	Harmonic, Inc.	82,383	644,235
	Hewlett Packard Enterprise Co.	894,616	14,331,748
*	Ichor Holdings, Ltd.	14,000	780,780

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	II-VI, Inc.	548	$36,793
*	Insight Enterprises, Inc.	42,100	4,225,577
	Intel Corp.	4,073,898	234,371,352
	InterDigital, Inc.	21,111	1,465,526
*	Itron, Inc.	25,301	2,275,572
	Jabil, Inc.	156,633	8,210,702
	Juniper Networks, Inc.	195,414	4,961,561
*	Key Tronic Corp.	17,623	122,656
*	Kimball Electronics, Inc.	23,443	539,423
*	Knowles Corp.	99,915	2,088,224
	Kulicke & Soffa Industries, Inc.	74,988	4,263,068
*	KVH Industries, Inc.	9,596	128,490
*	Lattice Semiconductor Corp.	121	6,088
# *	Limelight Networks, Inc.	52,504	164,338
	Littelfuse, Inc.	6,880	1,824,851
*	LiveRamp Holdings, Inc.	7,769	380,526
# *	Lumentum Holdings, Inc.	51,495	4,379,650
	Marvell Technology, Inc.	166,418	7,523,758
	Methode Electronics, Inc.	72,016	3,235,679
*	Micron Technology, Inc.	878,203	75,586,932
	MKS Instruments, Inc.	62,405	11,177,360
*	NETGEAR, Inc.	26,028	968,502
*	ON Semiconductor Corp.	379,816	14,812,824
*	Onto Innovation, Inc.	41,970	2,875,784
*	Optical Cable Corp.	10,474	34,250
*	OSI Systems, Inc.	19,200	1,854,144
# *	PAR Technology Corp.	1,957	160,748
	PC Connection, Inc.	35,467	1,608,428
*	Perficient, Inc.	28,300	1,856,763
	Perspecta, Inc.	114,468	3,350,478
*	Photronics, Inc.	79,712	1,012,342
*	Plexus Corp.	35,152	3,249,451
*	Qorvo, Inc.	95,832	18,032,707
*	Rambus, Inc.	9,315	176,799
	Richardson Electronics, Ltd.	15,464	117,681
*	Rogers Corp.	10,243	2,005,989
*	Sanmina Corp.	39,846	1,627,311
*	ScanSource, Inc.	21,541	651,184
	SS&C Technologies Holdings, Inc.	51,586	3,828,713
*	Sykes Enterprises, Inc.	21,292	933,228
# *	Synaptics, Inc.	38,700	5,412,969
	SYNNEX Corp.	55,899	6,774,959
	TE Connectivity, Ltd.	197,255	26,524,880
*	TESSCO Technologies, Inc.	8,689	62,821
*	TTM Technologies, Inc.	72,684	1,090,260
*	Ultra Clean Holdings, Inc.	39,982	2,041,881
# *	Verint Systems, Inc.	44,826	2,177,199
*	ViaSat, Inc.	22,743	1,177,860
*	Viavi Solutions, Inc.	16,203	265,081
	Vishay Intertechnology, Inc.	151,731	3,728,031
*	Vishay Precision Group, Inc.	16,480	525,382
	Western Digital Corp.	215,907	15,249,511
	Xerox Holdings Corp.	128,558	3,103,390
	Xperi Holding Corp.	63,080	1,296,294

TOTAL INFORMATION TECHNOLOGY			706,924,216

MATERIALS — (3.6%)
*	AdvanSix, Inc.	19,500	567,060
	Albemarle Corp.	92,334	15,527,809

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Alcoa Corp.	43,626	$1,598,457
	Amcor P.L.C.	213,649	2,510,376
*	Arconic Corp.	64,458	1,843,499
	Ashland Global Holdings, Inc.	112,560	9,703,798
	Avient Corp.	1,985	100,778
*	Berry Global Group, Inc.	8,100	515,322
	Cabot Corp.	46,280	2,539,846
	Carpenter Technology Corp.	46,452	1,759,137
*	Century Aluminum Co.	2,522	39,495
	Chemours Co. (The)	7,630	230,426
*	Clearwater Paper Corp.	895	29,947
	Commercial Metals Co.	88,897	2,597,570
	Compass Minerals International, Inc.	3,757	255,175
*	Core Molding Technologies, Inc.	11,847	130,436
	Corteva, Inc.	3,686	179,729
	Domtar Corp.	46,407	1,829,364
	Dow, Inc.	163,118	10,194,875
	DuPont de Nemours, Inc.	1,750	134,943
	Eastman Chemical Co.	62,099	7,165,604
	Element Solutions, Inc.	90,367	1,977,230
	Fortitude Gold Corp.	15,228	76,901
	Friedman Industries, .Inc.	3,048	24,872
	FutureFuel Corp.	6,104	77,521
	Glatfelter Corp.	43,300	637,376
	Gold Resource Corp.	53,300	143,377
	Graphic Packaging Holding Co.	204,980	3,802,379
	Greif, Inc., Class A	21,053	1,273,917
	Greif, Inc., Class B	400	23,924
	Hawkins, Inc.	21,618	720,960
	Haynes International, Inc.	10,047	293,774
	HB Fuller Co.	57,208	3,822,639
	Hecla Mining Co.	73,348	433,487
	Huntsman Corp.	188,589	5,406,847
	Innospec, Inc.	24,133	2,350,796
	International Flavors & Fragrances, Inc.	14,118	2,007,156
	International Paper Co.	237,550	13,777,900
	Kaiser Aluminum Corp.	27,181	3,274,495
*	Kraton Corp.	18,082	646,612
	Kronos Worldwide, Inc.	2,217	37,689
	Linde P.L.C.	47,639	13,617,132
	Louisiana-Pacific Corp.	173,457	11,427,347
*	LSB Industries, Inc.	1,758	10,530
	LyondellBasell Industries NV, Class A	23,284	2,415,482
	Martin Marietta Materials, Inc.	23,633	8,345,285
	Materion Corp.	19,190	1,358,844
	Mercer International, Inc.	21,725	358,245
	Minerals Technologies, Inc.	34,280	2,678,639
	Myers Industries, Inc.	22,700	512,112
	Neenah, Inc.	7,684	408,558
	Newmont Corp.	502,635	31,369,450
	Northern Technologies International Corp.	6,070	94,389
	Nucor Corp.	164,456	13,528,151
	Olin Corp.	107,501	4,625,768
	Olympic Steel, Inc.	9,986	290,093
	Packaging Corp. of America	15,471	2,284,293
	PQ Group Holdings, Inc.	2,829	39,606
*	Rayonier Advanced Materials, Inc.	3,100	28,179
	Reliance Steel & Aluminum Co.	93,801	15,037,238
*	Resolute Forest Products, Inc.	46,500	628,680

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Royal Gold, Inc.	28,500	$3,188,010
*	Ryerson Holding Corp.	10,600	168,328
	Schnitzer Steel Industries, Inc., Class A	400	18,884
	Schweitzer-Mauduit International, Inc.	31,500	1,438,605
	Sensient Technologies Corp.	38,101	3,133,426
	Silgan Holdings, Inc.	5,100	215,067
	Sonoco Products Co.	80,873	5,293,947
	Steel Dynamics, Inc.	215,469	11,682,729
	Stepan Co.	22,152	2,894,380
*	Summit Materials, Inc., Class A	95,498	2,749,387
*	Synalloy Corp.	949	8,645
*	TimkenSteel Corp.	20,188	242,660
*	Trecora Resources	10,776	81,790
	Tredegar Corp.	26,545	388,088
	Trinseo SA	29,519	1,827,521
	Tronox Holdings P.L.C., Class A	64,513	1,367,676
*	UFP Technologies, Inc.	339	16,970
	United States Lime & Minerals, Inc.	2,500	345,450
*	Universal Stainless & Alloy Products, Inc.	6,269	57,299
*	US Concrete, Inc.	4,591	291,115
	Valvoline, Inc.	204,538	6,422,493
	Verso Corp., Class A	2,361	36,454
	Vulcan Materials Co.	58,246	10,381,767
	Westlake Chemical Corp.	158,152	14,848,891
	WestRock Co.	162,029	9,033,117
	Worthington Industries, Inc.	47,320	3,088,103

TOTAL MATERIALS			288,542,321

REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	89,249	7,604,015
	Indus Realty Trust, Inc.	1,526	95,375
*	Jones Lang LaSalle, Inc.	40,739	7,655,266
	Kennedy-Wilson Holdings, Inc.	96,704	1,987,267
	Newmark Group, Inc., Class A	28,647	307,955
*	Rafael Holdings, Inc., Class B	550	22,737
	RE/MAX Holdings, Inc., Class A	3,800	139,574
	St Joe Co. (The)	40,700	1,863,653
*	Stratus Properties, Inc.	3,069	107,875

TOTAL REAL ESTATE			19,783,717

UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	4,512,650
	New Jersey Resources Corp.	46,254	1,940,355
	NRG Energy, Inc.	55,469	1,986,899
	Ormat Technologies, Inc.	21,734	1,573,542

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	Vistra Corp.	26,700	$450,429

	TOTAL UTILITIES		10,463,875

	TOTAL COMMON STOCKS		7,916,313,019

	PREFERRED STOCKS — (0.0%)
	INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note	11,314	359,106

	RIGHTS/WARRANTS — (0.0%)
	ENERGY — (0.0%)
* »	Parker Drilling Co. Warrants 09/16/24	710	0

	TOTAL INVESTMENT SECURITIES (Cost $3,194,575,179)		7,916,672,125

	TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	15,708,256	15,708,256

	SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	2,163,601	25,032,863

	TOTAL INVESTMENTS — (100.0%) (Cost $3,235,312,754)		$7,957,413,244

P.L.C.	Public Limited Company
SA	Special Assessment
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,099,771,879	—	—	$1,099,771,879
Consumer Discretionary	586,883,182	$5,108	—	586,888,290
Consumer Staples	509,573,367	—	—	509,573,367
Energy	465,203,977	—	—	465,203,977
Financials	1,710,164,938	4,182	—	1,710,169,120
Health Care	1,358,468,766	—	—	1,358,468,766
Industrials	1,160,523,491	—	—	1,160,523,491
Information Technology	706,924,216	—	—	706,924,216
Materials	288,542,321	—	—	288,542,321
Real Estate	19,783,717	—	—	19,783,717
Utilities	10,463,875	—	—	10,463,875

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Industrials	$359,106	—	—	$359,106
Temporary Cash Investments	15,708,256	—	—	15,708,256
Securities Lending Collateral	—	$25,032,863	—	25,032,863

TOTAL	$7,932,371,091	$25,042,153	—	$7,957,413,244

See accompanying Notes to Financial Statements.

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.3%)
COMMUNICATION SERVICES — (2.7%)
	A.H. Belo Corp., Class A	6,766	$13,532
*	AMC Networks, Inc., Class A	11,736	590,086
#	ATN International, Inc.	6,726	306,571
#	Audacy Inc.	38,020	184,017
#*	Ballantyne Strong, Inc.	3,604	18,597
	Beasley Broadcast Group, Inc., Class A	1,850	5,199
#*	Boston Omaha Corp., Class A	233	6,529
*	Cars.com, Inc.	22,427	296,261
*	Cincinnati Bell, Inc.	420	6,481
*	comScore, Inc.	12,763	47,095
#*	Consolidated Communications Holdings, Inc.	29,899	215,273
*	Cumulus Media, Inc., Class A	2,578	24,775
*	DHI Group, Inc.	19,403	56,657
	Entravision Communications Corp., Class A	24,076	92,693
	EW Scripps Co. (The), Class A	21,831	471,986
#*	Fluent, Inc.	20,680	76,930
#*	Gaia, Inc.	1,095	11,541
*	Gannett Co., Inc.	27,351	124,174
	Gray Television, Inc.	34,432	699,658
*	Hemisphere Media Group, Inc.	4,820	58,900
	Interpublic Group of Cos., Inc. (The)	55,158	1,751,266
*	Iridium Communications, Inc.	14,283	542,611
	John Wiley & Sons, Inc., Class A	8,800	501,072
*	Liberty Latin America, Ltd., Class A	13,962	193,862
*	Liberty Latin America, Ltd., Class C	36,444	508,394
*	Liberty Media Corp.-Liberty Braves, Class C	479	13,264
*	Liberty Media Corp.-Liberty Formula One, Class A	4,951	205,070
*	Liberty Media Corp.-Liberty Formula One, Class C	19,574	918,804
#*	Lions Gate Entertainment Corp., Class A	22,345	323,332
*	Lions Gate Entertainment Corp., Class B	33,064	416,606
*	Madison Square Garden Entertainment Corp.	2,366	214,383
#*	Marchex, Inc., Class B	494	1,433
#*	Marcus Corp. (The)	5,423	108,243
#*	Meredith Corp.	9,874	307,081
#	Nexstar Media Group, Inc., Class A	10,495	1,547,068
*	ORBCOMM, Inc.	34,645	397,032
#*	Reading International, Inc., Class A	5,626	33,643
#	Saga Communications, Inc., Class A	1,966	44,294
	Scholastic Corp.	8,907	270,149
	Spok Holdings, Inc.	6,453	66,272
	TEGNA, Inc.	36,120	724,567
	Telephone and Data Systems, Inc.	33,102	760,684
	Townsquare Media, Inc., Class A	1,365	14,059
*	Tribune Publishing Co.	5,997	104,588
*	TrueCar, Inc.	27,903	128,354
*	United States Cellular Corp.	9,356	319,320
*	Yelp, Inc.	7,143	280,720

TOTAL COMMUNICATION SERVICES			14,003,126

CONSUMER DISCRETIONARY — (13.6%)
#*	1-800-Flowers.com, Inc., Class A	4,007	128,124
	Aaron’s Co., Inc. (The)	5,963	184,197
	Abercrombie & Fitch Co., Class A	24,946	935,226

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Acushnet Holdings Corp.	16,955	$717,366
*	Adient P.L.C.	10,173	471,417
*	Adtalem Global Education, Inc.	19,713	676,353
	Advance Auto Parts, Inc.	8,481	1,697,557
#*	American Axle & Manufacturing Holdings, Inc.	48,392	449,078
	American Eagle Outfitters, Inc.	6,190	213,988
*	American Outdoor Brands, Inc.	5,321	137,548
*	American Public Education, Inc.	7,426	226,196
*	America’s Car-Mart, Inc.	300	45,249
#*	Ark Restaurants Corp.	411	8,343
*	Asbury Automotive Group, Inc.	3,311	657,598
#*	Autoliv, Inc.	13,490	1,357,903
*	AutoNation, Inc.	26,251	2,690,202
*	Barnes & Noble Education, Inc.	17,003	134,494
	Bassett Furniture Industries, Inc.	5,100	174,930
*	Beazer Homes USA, Inc.	1,140	25,433
#	Bed Bath & Beyond, Inc.	9,687	245,275
#	Big 5 Sporting Goods Corp.	7,076	129,632
	Big Lots, Inc.	12,940	892,084
*	Biglari Holdings, Inc., Class A	30	19,356
*	Biglari Holdings, Inc., Class B	623	82,896
#*	Bluegreen Vacations Holding Corp.	4,601	85,211
*	Boot Barn Holdings, Inc.	6,193	436,854
	BorgWarner, Inc.	54,605	2,652,711
#	Buckle, Inc. (The)	7,588	318,241
*	Build-A-Bear Workshop, Inc.	7,383	59,359
*	Capri Holdings, Ltd.	27,115	1,493,494
	Carriage Services, Inc.	6,980	259,516
*	Carrols Restaurant Group, Inc.	20,081	118,277
	Cato Corp. (The), Class A	9,508	127,407
*	Cavco Industries, Inc.	1,774	371,529
*	Century Communities, Inc.	11,555	854,377
	Chico’s FAS, Inc.	24,260	72,780
*	Chuy’s Holdings, Inc.	6,200	302,932
#	Citi Trends, Inc.	4,308	450,617
	Clarus Corp.	3,414	63,535
#*	Conn’s, Inc.	7,013	141,943
#*	Container Store Group, Inc. (The)	15,882	223,777
»	Contra Zagg, Inc.	14,243	1,282
	Cooper Tire & Rubber Co.	17,830	1,016,132
*	Cooper-Standard Holdings, Inc.	5,364	155,771
#	Core-Mark Holding Co., Inc.	6,854	291,706
#	Crown Crafts, Inc.	1,600	12,320
	Culp, Inc.	4,293	60,746
	Dana, Inc.	41,668	1,054,200
	Del Taco Restaurants, Inc.	12,572	143,321
*	Delta Apparel, Inc.	2,240	76,182
#	Designer Brands, Inc., Class A	6,204	109,811
#	Dick’s Sporting Goods, Inc.	16,299	1,345,971
	Dillard’s, Inc., Class A	7,236	715,713
*	Dorman Products, Inc.	1,759	174,458
	Dover Motorsports, Inc.	3,360	7,526
*	El Pollo Loco Holdings, Inc.	8,560	145,006
#	Escalade, Inc.	2,594	57,120
	Ethan Allen Interiors, Inc.	8,993	258,189
	Extended Stay America, Inc.	28,083	558,571
#*	Fiesta Restaurant Group, Inc.	9,301	137,097
#	Flexsteel Industries, Inc.	3,534	153,835
#	Foot Locker, Inc.	20,555	1,212,334

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Fossil Group, Inc.	15,942	$205,652
#*	Funko, Inc., Class A	1,944	41,874
*	Genesco, Inc.	5,677	283,850
*	Gentherm, Inc.	2,973	211,678
*	G-III Apparel Group, Ltd.	11,226	364,733
*	Goodyear Tire & Rubber Co. (The)	80,639	1,387,797
	Graham Holdings Co., Class B	1,254	797,055
*	Green Brick Partners, Inc.	8,970	231,516
	Group 1 Automotive, Inc.	5,236	859,542
#	Guess?, Inc.	16,277	440,130
	Harley-Davidson, Inc.	9,736	470,930
#	Haverty Furniture Cos., Inc.	7,037	327,009
*	Hibbett Sports, Inc.	6,411	509,354
#	Hooker Furniture Corp.	4,223	158,405
#*	Horizon Global Corp.	2,583	20,819
#*	Houghton Mifflin Harcourt Co.	11,887	107,934
#	International Game Technology P.L.C.	28,063	483,245
*	iRobot Corp.	1,003	109,126
*	J Alexander’s Holdings, Inc.	3,615	37,126
	Johnson Outdoors, Inc., Class A	2,148	304,608
	KB Home	22,037	1,062,845
	Kohl’s Corp.	31,446	1,844,622
#*	Lakeland Industries, Inc.	3,668	103,474
*	Lands’ End, Inc.	5,775	133,056
*	Laureate Education, Inc., Class A	12,033	165,454
	La-Z-Boy, Inc.	11,360	505,066
*	Lazydays Holdings, Inc.	1,339	33,140
	LCI Industries	825	120,863
	Lear Corp.	5,650	1,038,696
#*	LGI Homes, Inc.	3,096	513,255
	Lifetime Brands, Inc.	3,891	56,420
*	Lincoln Educational Services Corp.	5,134	32,960
#*	Liquidity Services, Inc.	6,742	120,884
#	Lithia Motors, Inc., Class A	3,913	1,504,079
*	Luby’s, Inc.	4,242	15,695
*	Lumber Liquidators Holdings, Inc.	4,600	110,262
*	M/I Homes, Inc.	5,985	417,274
	Macy’s, Inc.	55,859	926,142
#*	Magnite, Inc.	2,095	83,905
#*	MarineMax, Inc.	7,358	417,934
*	Marriott Vacations Worldwide Corp.	3,102	551,008
	MDC Holdings, Inc.	16,067	942,490
»	Media General, Inc.	11,816	1,108
*	Meritage Homes Corp.	9,691	1,031,025
*	Modine Manufacturing Co.	22,685	369,312
*	Mohawk Industries, Inc.	12,329	2,533,609
*	Monarch Casino & Resort, Inc.	777	58,594
	Monro, Inc.	4,434	312,996
#*	Motorcar Parts of America, Inc.	7,253	156,665
	Movado Group, Inc.	4,697	147,345
#*	Nautilus, Inc.	3,186	53,397
*	New Home Co., Inc. (The)	4,689	28,744
*	ODP Corp. (The)	14,031	567,273
*	OneSpaWorld Holdings Ltd.	1,306	13,915
#	Oxford Industries, Inc.	2,842	259,276
#	Patrick Industries, Inc.	1,690	151,424
#	Penske Automotive Group, Inc.	18,053	1,583,068
*	Perdoceo Education Corp.	15,317	178,596
*	Playa Hotels & Resorts NV	16,795	123,611

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	PlayAGS, Inc.	1,300	$11,635
#*	Potbelly Corp.	3,421	20,902
	PVH Corp.	15,182	1,718,299
#	Qurate Retail, Inc., Class A	95,930	1,141,567
	Ralph Lauren Corp.	304	40,520
	RCI Hospitality Holdings, Inc.	2,105	153,265
*	Red Robin Gourmet Burgers, Inc.	1,432	52,068
	Rent-A-Center, Inc.	2,475	142,436
	Rocky Brands, Inc.	1,900	100,035
#*	Select Interior Concepts, Inc., Class A	4,036	30,391
	Shoe Carnival, Inc.	4,998	299,630
*	Signet Jewelers, Ltd.	17,468	1,043,713
*	Skyline Champion Corp.	2,791	124,004
#	Smith & Wesson Brands, Inc.	8,647	150,458
#	Sonic Automotive, Inc., Class A	9,081	448,057
*	Sportsman’s Warehouse Holdings, Inc.	2,400	42,144
	Standard Motor Products, Inc.	8,648	370,394
*	Stoneridge, Inc.	6,084	202,293
	Strattec Security Corp.	1,214	53,295
#*	Stride, Inc.	11,866	339,724
	Superior Group of Cos, Inc.	4,672	117,828
	Tapestry, Inc.	10,917	522,378
*	Taylor Morrison Home Corp.	31,219	974,345
#	Thor Industries, Inc.	2,801	396,594
*	Tilly’s, Inc., Class A	10,706	129,114
#	Toll Brothers, Inc.	41,698	2,614,465
*	TravelCenters of America, Inc.	3,204	88,078
*	Tri Pointe Homes, Inc.	44,693	1,064,587
*	Unifi, Inc.	6,960	188,129
*	Universal Electronics, Inc.	3,109	176,747
#*	Universal Technical Institute, Inc.	1,400	7,882
#*	Urban Outfitters, Inc.	29,491	1,058,727
*	Vera Bradley, Inc.	12,647	140,382
*	Vista Outdoor, Inc.	21,381	697,234
#*	VOXX International Corp.	8,189	139,622
	Weyco Group, Inc.	3,329	65,481
	Winnebago Industries, Inc.	7,482	598,186
#*	Zovio, Inc.	7,465	27,695
*	Zumiez, Inc.	9,329	400,867

TOTAL CONSUMER DISCRETIONARY			69,535,332

CONSUMER STAPLES — (4.2%)
#	Alico, Inc.	2,845	85,265
	Andersons, Inc. (The)	13,581	390,046
#	B&G Foods, Inc.	4,873	142,194
	Bunge, Ltd.	20,133	1,699,628
	Cal-Maine Foods, Inc.	4,626	172,827
#*	Central Garden & Pet Co.	3,513	190,194
*	Central Garden & Pet Co., Class A	9,705	478,165
*	Coty, Inc., Class A	1,841	18,428
*	Darling Ingredients, Inc.	34,200	2,375,190
	Edgewell Personal Care Co.	13,336	509,435
#*	Farmer Bros Co.	2,409	24,572
	Flowers Foods, Inc.	13,722	328,779
	Fresh Del Monte Produce, Inc.	18,393	518,683
#*	Hostess Brands, Inc.	22,933	350,646
#	Ingles Markets, Inc., Class A	4,679	286,776
	Ingredion, Inc.	19,481	1,819,720
#	J&J Snack Foods Corp.	588	96,791

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Landec Corp.	11,351	$128,493
	Limoneira Co.	5,883	106,247
	Mannatech, Inc.	682	13,272
#	MGP Ingredients, Inc.	2,185	131,319
	Molson Coors Beverage Co., Class B	29,899	1,642,950
*	Natural Alternatives International, Inc.	1,808	27,120
	Natural Grocers by Vitamin Cottage, Inc.	9,245	145,331
	Nature’s Sunshine Products, Inc.	3,068	63,845
	Nu Skin Enterprises, Inc., Class A	8,787	464,481
#	Ocean Bio-Chem, Inc.	2,771	37,021
	Oil-Dri Corp. of America	882	30,808
*	Performance Food Group Co.	3,185	186,959
*	Pilgrim’s Pride Corp.	15,153	363,066
*	Post Holdings, Inc.	18,068	2,055,777
	PriceSmart, Inc.	6,435	540,797
#*	Rite Aid Corp.	4,044	70,851
	Sanderson Farms, Inc.	4,750	781,517
	Seaboard Corp.	134	479,451
*	Seneca Foods Corp., Class A	2,914	134,219
#*	Simply Good Foods Co. (The)	7,577	261,785
	SpartanNash Co.	9,555	185,080
	Spectrum Brands Holdings, Inc.	6,091	536,861
*	Sprouts Farmers Market, Inc.	18,713	479,240
#	Tootsie Roll Industries, Inc.	944	29,802
#*	TreeHouse Foods, Inc.	8,712	414,691
*	United Natural Foods, Inc.	20,667	761,786
	Universal Corp.	6,917	388,943
*	US Foods Holding Corp.	29,521	1,223,941
#	Village Super Market, Inc., Class A	3,800	92,644
#	Weis Markets, Inc.	9,607	498,123

TOTAL CONSUMER STAPLES			21,763,759

ENERGY — (6.3%)
	Adams Resources & Energy, Inc.	489	12,959
#	Antero Midstream Corp.	49,475	427,464
*	Antero Resources Corp.	86,457	779,842
	APA Corp.	21,495	429,900
	Archrock, Inc.	52,310	488,575
#*	Ardmore Shipping Corp.	14,641	57,393
	Berry Corp.	27,268	166,607
#*	Bonanza Creek Energy, Inc.	6,571	217,434
*	Bristow Group, Inc.	2,299	60,832
	Cabot Oil & Gas Corp.	47,979	799,810
*	Callon Petroleum Co.	7,420	277,434
#*	Centennial Resource Development, Inc., Class A	49,831	211,283
*	ChampionX Corp.	32,148	675,430
#*	Clean Energy Fuels Corp.	47,807	525,877
*	CNX Resources Corp.	65,883	884,150
*	Comstock Resources, Inc.	11,205	61,515
*	CONSOL Energy, Inc.	11,372	99,846
#*	Continental Resources, Inc.	49,817	1,357,015
#	CVR Energy, Inc.	8,939	190,311
*	Dawson Geophysical Co.	8,749	20,123
	Delek US Holdings, Inc.	21,267	504,666
*	Denbury, Inc.	4,834	263,018
	Devon Energy Corp.	126,279	2,952,403
	DHT Holdings, Inc.	53,915	318,099
	Diamondback Energy, Inc.	5,369	438,808
*	Dorian LPG, Ltd.	9,666	128,461

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Dril-Quip, Inc.	10,838	$332,185
#*	Earthstone Energy, Inc., Class A	16,314	114,524
	EnLink Midstream LLC	104,756	485,020
#*	EQT Corp.	70,744	1,351,210
	Equitrans Midstream Corp.	49,744	405,911
#*	Exterran Corp.	10,215	33,505
#*	Frank’s International NV	37,420	121,615
#	GasLog, Ltd.	10,916	63,422
*	Geospace Technologies Corp.	4,922	37,013
#*	Green Plains, Inc.	11,208	333,998
*	Gulf Island Fabrication, Inc.	6,655	27,685
#*	Helix Energy Solutions Group, Inc.	46,931	201,334
	Helmerich & Payne, Inc.	22,486	576,316
	HollyFrontier Corp.	42,595	1,490,825
*	Independence Contract Drilling, Inc.	257	928
	International Seaways, Inc.	7,988	141,228
#*	KLX Energy Services Holdings, Inc.	971	7,486
#	Kosmos Energy, Ltd.	52,843	151,131
#*	Mammoth Energy Services, Inc.	2,793	10,669
	Marathon Oil Corp.	160,313	1,805,124
#	Matador Resources Co.	37,489	986,336
	Murphy Oil Corp.	56,393	954,734
	Nabors Industries, Ltd.	2,457	198,648
#	NACCO Industries, Inc., Class A	2,143	49,568
#*	National Energy Services Reunited Corp.	943	11,967
#*	Natural Gas Services Group, Inc.	4,280	38,520
*	Newpark Resources, Inc.	21,205	60,222
*	NexTier Oilfield Solutions, Inc.	54,146	194,384
#*	Nine Energy Service, Inc.	2,953	5,817
#	Nordic American Tankers, Ltd.	31,404	103,947
	NOV, Inc.	2,810	42,010
*	Oceaneering International, Inc.	8,580	92,235
#*	Oil States International, Inc.	26,031	146,034
*	Overseas Shipholding Group, Inc., Class A	29,817	65,896
#	Patterson-UTI Energy, Inc.	59,204	400,219
#*	PBF Energy, Inc., Class A	30,503	432,533
*	PDC Energy, Inc.	34,743	1,268,467
#*	Peabody Energy Corp.	21,777	80,575
*	Penn Virginia Corp.	3,927	53,525
	PHX Minerals, Inc.	2,090	6,040
*	ProPetro Holding Corp.	30,643	295,092
*	Range Resources Corp.	88,796	871,977
#*	Renewable Energy Group, Inc.	15,040	835,021
*	REX American Resources Corp.	2,114	170,663
#*	RPC, Inc.	38,174	185,526
*	SandRidge Energy, Inc.	13,033	52,914
#	Scorpio Tankers, Inc.	16,264	295,029
#*	SEACOR Marine Holdings, Inc.	6,515	30,034
*	Select Energy Services, Inc., Class A	25,082	121,146
	SFL Corp., Ltd.	26,132	202,784
*	SilverBow Resources, Inc.	1,342	13,031
#	SM Energy Co.	36,523	577,063
#*	Smart Sand, Inc.	3,473	8,405
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	116,905
*	Talos Energy, Inc.	15,991	178,939
	Targa Resources Corp.	27,753	962,752
*	Technip Energies NV, ADR	12,567	178,577
	TechnipFMC P.L.C.	92,473	684,300
#*	Teekay Corp.	400	1,288

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Teekay Tankers, Ltd., Class A	9,883	$132,531
#*	Tidewater, Inc.	13,379	164,027
#*	Transocean, Ltd.	86,442	278,343
#	US Silica Holdings, Inc.	27,830	296,390
	World Fuel Services Corp.	16,996	525,686

TOTAL ENERGY			32,410,484

FINANCIALS — (26.2%)
#	1st Constitution Bancorp	713	13,675
	1st Source Corp.	6,479	308,336
	ACNB Corp.	539	14,822
*	Alleghany Corp.	2,117	1,437,379
	Allegiance Bancshares, Inc.	8,118	321,473
	Ally Financial, Inc.	30,313	1,559,604
#	Altabancorp	3,795	158,441
*	Ambac Financial Group, Inc.	11,213	192,303
	American Equity Investment Life Holding Co.	40,400	1,251,592
	American National Bankshares, Inc.	4,049	137,787
	American National Group, Inc.	5,311	602,002
	American River Bankshares	776	15,310
	Ameris Bancorp	20,807	1,125,451
#	AmeriServ Financial, Inc.	6,300	26,460
	Argo Group International Holdings, Ltd.	8,598	448,644
	Arrow Financial Corp.	5,997	211,994
	Associated Banc-Corp.	53,599	1,173,282
	Assured Guaranty, Ltd.	28,997	1,474,497
*	Athene Holding, Ltd., Class A	51,792	3,090,429
*	Atlantic Capital Bancshares, Inc.	8,346	223,255
	Atlantic Union Bankshares Corp.	26,189	1,012,729
#	Auburn National BanCorp, Inc.	44	1,562
	Axis Capital Holdings, Ltd.	20,107	1,121,971
*	Axos Financial, Inc.	13,159	594,129
	Banc of California, Inc.	21,123	378,102
#	BancFirst Corp.	430	29,889
*	Bancorp, Inc. (The)	12,957	287,710
	BancorpSouth Bank	18,484	546,942
	Bank of Commerce Holdings	4,233	54,648
	Bank of Marin Bancorp	3,790	134,242
	Bank of NT Butterfield & Son, Ltd. (The)	1,259	49,378
	Bank OZK	24,705	1,012,658
#	BankFinancial Corp.	4,311	44,921
	BankUnited, Inc.	21,266	991,208
	Banner Corp.	11,924	677,760
#	Bar Harbor Bankshares	4,374	125,359
#*	Baycom Corp.	877	15,865
	BCB Bancorp, Inc.	3,706	51,032
	Berkshire Hills Bancorp, Inc.	17,108	379,626
*	Blucora, Inc.	14,134	203,459
	BOK Financial Corp.	10,996	966,988
	Boston Private Financial Holdings, Inc.	31,439	462,782
*	Bridgewater Bancshares, Inc.	887	14,999
*	Brighthouse Financial, Inc.	4,702	220,007
	Brookline Bancorp, Inc.	23,289	374,953
	Bryn Mawr Bank Corp.	7,924	364,187
	Byline Bancorp, Inc.	8,581	194,789
#	C&F Financial Corp.	703	29,652
	Cadence BanCorp	32,789	729,555
	Camden National Corp.	4,436	211,686
#	Capital City Bank Group, Inc.	6,830	172,594

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Capitol Federal Financial, Inc.	41,439	$535,599
	Capstar Financial Holdings, Inc.	3,100	59,489
	Cathay General Bancorp	22,400	906,752
#	CBTX, Inc.	874	27,330
	Central Pacific Financial Corp.	6,301	169,812
	Central Valley Community Bancorp	2,514	49,375
	Century Bancorp, Inc., Class A	634	72,434
#	Chemung Financial Corp.	665	28,262
	CIT Group, Inc.	23,242	1,238,566
#	Citizens & Northern Corp.	1,038	25,639
#	Citizens Community Bancorp, Inc.	2,054	26,702
#	Citizens Holding Co.	171	3,266
	City Holding Co.	2,366	183,128
	Civista Bancshares, Inc.	4,446	102,836
	CNA Financial Corp.	630	29,566
	CNB Financial Corp.	5,635	143,467
	CNO Financial Group, Inc.	28,026	715,504
#	Codorus Valley Bancorp, Inc.	1,078	19,835
	Columbia Banking System, Inc.	14,695	639,673
	Comerica, Inc.	20,531	1,543,110
#	Community Bankers Trust Corp.	3,939	33,009
	Community Trust Bancorp, Inc.	6,989	311,430
	ConnectOne Bancorp, Inc.	15,182	412,191
#*	Consumer Portfolio Services, Inc.	5,621	24,451
#	Cowen, Inc., Class A	9,884	390,319
*	CrossFirst Bankshares, Inc.	1,038	15,300
*	Customers Bancorp, Inc.	15,667	540,825
	CVB Financial Corp.	10,218	216,724
	Dime Community Bancshares, Inc.	14,352	475,338
	Donegal Group, Inc., Class A	7,034	108,535
	Donegal Group, Inc., Class B	592	8,584
*	Donnelley Financial Solutions, Inc.	15,606	476,919
#	Eagle Bancorp Montana, Inc.	600	14,034
	Eagle Bancorp, Inc.	7,739	413,340
	East West Bancorp, Inc.	1,661	126,485
	Employers Holdings, Inc.	9,698	392,575
#*	Encore Capital Group, Inc.	9,845	387,302
*	Enova International, Inc.	16,745	573,349
*	Enstar Group, Ltd.	2,482	623,429
	Enterprise Bancorp, Inc.	673	23,441
	Enterprise Financial Services Corp.	4,851	238,330
*	Equity Bancshares, Inc., Class A	5,950	174,097
#	ESSA Bancorp, Inc.	1,308	20,300
#	Essent Group, Ltd.	112	5,889
	Everest Re Group, Ltd.	6,690	1,852,795
#*	EZCORP, Inc., Class A	26,952	151,740
	Farmers National Banc Corp.	6,114	101,370
	FB Financial Corp.	6,292	264,012
	FBL Financial Group, Inc., Class A	5,451	309,017
	Federal Agricultural Mortgage Corp., Class C	1,651	169,822
#	FedNat Holding Co.	7,359	37,457
	Financial Institutions, Inc.	6,494	207,353
	First American Financial Corp.	13,280	856,560
	First BanCorp.	55,624	699,194
	First BanCorp.	8,687	368,329
	First Bancorp, Inc. (The)	1,809	51,177
	First Bancshares, Inc. (The)	3,436	134,416
	First Bank	1,860	23,603
	First Busey Corp.	15,912	397,482

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	600	$15,876
	First Citizens BancShares, Inc., Class A	73	63,325
	First Commonwealth Financial Corp.	24,663	357,367
	First Community Bancshares, Inc.	6,810	198,988
	First Financial Bancorp	27,539	674,981
	First Financial Corp.	2,966	131,216
	First Financial Northwest, Inc.	2,949	40,136
	First Foundation, Inc.	9,990	237,762
	First Hawaiian, Inc.	11,304	310,408
	First Horizon Corp.	141,699	2,591,675
	First Internet Bancorp	3,865	132,763
	First Interstate BancSystem, Inc., Class A	8,864	416,342
	First Merchants Corp.	11,796	545,093
	First Mid Bancshares, Inc.	4,394	191,315
	First Midwest Bancorp, Inc.	27,485	576,360
#	First Northwest Bancorp	1,905	31,966
	First of Long Island Corp. (The)	8,276	176,196
	Flagstar Bancorp, Inc.	16,766	780,290
	Flushing Financial Corp.	13,151	306,024
	FNB Corp.	70,804	912,664
	FS Bancorp, Inc.	645	44,086
#	Fulton Financial Corp.	42,999	733,133
*	Genworth Financial, Inc., Class A	77,912	336,580
#	German American Bancorp, Inc.	1,081	46,840
	Global Indemnity Group LLC, Class A	4,049	116,449
	Globe Life, Inc.	11,773	1,206,615
	Great Southern Bancorp, Inc.	5,583	314,937
	Great Western Bancorp, Inc.	17,188	568,063
#*	Greenlight Capital Re, Ltd., Class A	16,535	152,618
#	Guaranty Bancshares, Inc.	1,107	43,062
	Guaranty Federal Bancshares, Inc.	100	2,410
*	Hallmark Financial Services, Inc.	5,065	20,108
	Hancock Whitney Corp.	22,857	1,056,908
	Hanmi Financial Corp.	14,312	290,534
	HarborOne Bancrop, Inc.	11,856	169,659
	Heartland Financial USA, Inc.	7,770	390,598
	Heritage Commerce Corp.	28,037	338,407
	Heritage Financial Corp.	14,180	398,458
	Heritage Insurance Holdings, Inc.	11,019	100,383
#	Hilltop Holdings, Inc.	21,057	741,206
#*	HMN Financial, Inc.	750	15,210
	Home Bancorp, Inc.	1,226	46,514
	Home BancShares, Inc.	6,564	182,676
	HomeStreet, Inc.	6,669	272,362
	HomeTrust Bancshares, Inc.	4,946	135,520
	Hope Bancorp, Inc.	36,109	541,996
	Horace Mann Educators Corp.	10,387	416,519
	Horizon Bancorp, Inc.	17,734	325,242
*	Howard Bancorp, Inc.	1,177	19,821
	Independence Holding Co.	5,187	228,228
	Independent Bank Corp.	5,387	441,195
	Independent Bank Corp.	3,881	91,436
	Independent Bank Group, Inc.	11,983	904,836
	International Bancshares Corp.	19,438	921,167
	Invesco, Ltd.	98,478	2,658,906
	Investar Holding Corp.	500	11,055
#	Investors Bancorp, Inc.	74,414	1,089,421
	Investors Title Co.	125	22,054
	James River Group Holdings, Ltd.	539	25,392

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Janus Henderson Group P.L.C.	15,777	$542,571
	Jefferies Financial Group, Inc.	47,540	1,545,525
	Kearny Financial Corp.	32,945	421,037
	Kemper Corp.	4,379	341,825
#	Kentucky First Federal Bancorp	120	828
	Kingstone Cos., Inc.	2,182	18,285
	Lakeland Bancorp, Inc.	20,083	364,105
	Landmark Bancorp, Inc.	236	5,676
#	LCNB Corp.	2,550	46,206
*	LendingClub Corp.	7,796	119,980
	Lincoln National Corp.	38,301	2,456,243
#	Live Oak Bancshares, Inc.	5,575	356,577
	Luther Burbank Corp.	2,020	22,503
	Macatawa Bank Corp.	11,582	110,840
#	Mackinac Financial Corp.	1,448	31,422
#*	Maiden Holdings, Ltd.	19,322	71,878
*	Malvern Bancorp, Inc.	496	9,042
#	Marlin Business Services Corp.	3,590	80,954
#*	MBIA, Inc.	26,055	261,071
	Mercantile Bank Corp.	6,279	202,686
	Merchants Bancorp	4,523	184,493
	Mercury General Corp.	6,310	392,924
	Meridian Bancorp, Inc.	18,951	419,007
	Meta Financial Group, Inc.	6,039	297,481
*	Metropolitan Bank Holding Corp.	570	35,824
	MGIC Investment Corp.	13,809	210,449
	Midland States Bancorp, Inc.	7,254	204,418
	MidWestOne Financial Group, Inc.	4,200	132,552
#*	Mr Cooper Group, Inc.	17,011	586,539
	National Bank Holdings Corp., Class A	7,326	292,307
	National Western Life Group, Inc., Class A	1,216	278,829
	Navient Corp.	66,562	1,120,238
	NBT Bancorp, Inc.	8,450	320,170
	Nelnet, Inc., Class A	10,979	814,971
	New York Community Bancorp, Inc.	120,803	1,444,804
»	NewStar Financial, Inc.	13,529	1,375
*	NI Holdings, Inc.	966	18,499
*	Nicholas Financial, Inc.	1,554	16,177
*	Nicolet Bankshares, Inc.	1,696	135,273
*	NMI Holdings, Inc., Class A	9,169	236,927
	Northeast Bank	3,066	86,369
	Northfield Bancorp, Inc.	21,766	352,174
	Northrim BanCorp, Inc.	1,773	75,618
	Northwest Bancshares, Inc.	31,418	441,109
#	Norwood Financial Corp.	66	1,682
	OceanFirst Financial Corp.	14,385	328,841
*	Ocwen Financial Corp.	1,622	51,109
	OFG Bancorp	18,388	435,612
#	Ohio Valley Banc Corp.	197	4,409
	Old National Bancorp	42,933	811,434
	Old Republic International Corp.	53,364	1,313,822
	Old Second Bancorp, Inc.	11,322	149,564
	OneMain Holdings, Inc.	9,257	526,446
	Oppenheimer Holdings, Inc., Class A	5,626	287,882
	Origin Bancorp, Inc.	556	24,314
	Orrstown Financial Services, Inc.	1,499	35,541
	Pacific Premier Bancorp, Inc.	25,390	1,117,922
	PacWest Bancorp	30,208	1,311,329
#	Park National Corp.	274	34,275

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Parke Bancorp, Inc.	1,544	$32,609
#*	Patriot National Bancorp, Inc.	60	559
	PCSB Financial Corp.	4,376	76,536
	Peapack-Gladstone Financial Corp.	10,952	350,464
	Penns Woods Bancorp, Inc.	1,099	26,376
	Peoples Bancorp, Inc.	10,398	347,605
	People’s United Financial, Inc.	108,213	1,961,902
	Pinnacle Financial Partners, Inc.	11,687	1,024,249
	Popular, Inc.	24,047	1,778,516
*	PRA Group, Inc.	14,604	550,279
	Preferred Bank	5,739	376,134
	Premier Financial Bancorp, Inc.	2,767	52,407
	Premier Financial Corp.	10,018	316,469
	Primis Financial Corp.	7,891	113,236
	ProAssurance Corp.	11,602	290,050
	PROG Holdings, Inc.	11,509	586,268
	Prosperity Bancshares, Inc.	16,636	1,220,417
	Protective Insurance Corp., Class B	4,384	100,832
	Provident Financial Holdings, Inc.	3,183	51,756
	Provident Financial Services, Inc.	20,107	473,922
#	Prudential Bancorp, Inc.	1,535	21,260
	QCR Holdings, Inc.	5,181	249,828
	Radian Group, Inc.	25,078	617,922
	RBB Bancorp	3,485	73,464
	Regional Management Corp.	4,234	163,983
	Reinsurance Group of America, Inc.	16,306	2,128,422
	RenaissanceRe Holdings, Ltd.	1,410	238,022
#	Renasant Corp.	17,308	729,186
	Republic Bancorp, Inc., Class A	5,932	266,525
#*	Republic First Bancorp, Inc.	9,301	37,111
#	Riverview Bancorp, Inc.	6,235	42,959
	S&T Bancorp, Inc.	10,289	339,023
	Safety Insurance Group, Inc.	2,849	233,703
	Sandy Spring Bancorp, Inc.	10,030	454,961
	Santander Consumer USA Holdings, Inc.	61,307	2,080,760
*	Seacoast Banking Corp. of Florida	6,084	221,153
#	Shore Bancshares, Inc.	3,776	63,588
	Sierra Bancorp	6,298	170,487
	Simmons First National Corp., Class A	26,028	741,798
*	SiriusPoint, Ltd.	29,538	312,512
	SmartFinancial, Inc.	2,692	63,773
	South State Corp.	9,999	843,116
*	Southern First Bancshares, Inc.	1,637	84,305
	Southern Missouri Bancorp, Inc.	876	36,696
	Southside Bancshares, Inc.	3,885	155,983
	State Auto Financial Corp.	17,209	324,906
	Sterling Bancorp	50,266	1,263,185
*	Sterling Bancorp, Inc.	2,736	13,543
	Stewart Information Services Corp.	7,017	411,547
	Stifel Financial Corp.	16,288	1,126,967
*	StoneX Group, Inc.	5,168	328,271
	Synovus Financial Corp.	17,088	800,744
	TCF Financial Corp.	32,976	1,501,067
	Territorial Bancorp, Inc.	4,012	100,902
*	Texas Capital Bancshares, Inc.	12,258	841,266
	Timberland Bancorp, Inc.	2,840	79,918
	Tiptree, Inc.	7,900	79,079
	Tompkins Financial Corp.	800	62,520
	Towne Bank	14,484	448,714

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	TriCo Bancshares	5,196	$240,471
*	TriState Capital Holdings, Inc.	13,113	313,007
*	Triumph Bancorp, Inc.	5,665	502,089
	TrustCo Bank Corp. NY	39,111	286,097
	Trustmark Corp.	19,644	636,662
	UMB Financial Corp.	4,424	429,261
	Umpqua Holdings Corp.	51,821	965,943
#*	Unico American Corp.	1,400	6,440
	United Bankshares, Inc.	28,521	1,120,020
	United Community Banks, Inc.	14,166	463,511
	United Fire Group, Inc.	10,271	310,800
#	United Insurance Holdings Corp.	7,700	43,043
#	Unity Bancorp, Inc.	2,168	47,804
	Universal Insurance Holdings, Inc.	8,822	123,067
	Univest Financial Corp.	11,975	334,462
	Unum Group	51,909	1,466,948
	Valley National Bancorp	91,394	1,258,495
	Veritex Holdings, Inc.	3,100	104,718
	Voya Financial, Inc.	28,966	1,964,474
	Waddell & Reed Financial, Inc., Class A	12,922	322,792
	Washington Federal, Inc.	19,358	630,103
	Washington Trust Bancorp, Inc.	5,315	271,331
	Waterstone Financial, Inc.	10,318	203,265
#	Webster Financial Corp.	5,965	315,608
	WesBanco, Inc.	20,414	740,824
#	West BanCorp, Inc.	3,426	89,967
	Western New England Bancorp, Inc.	12,440	100,764
	Westwood Holdings Group, Inc.	1,679	30,373
	White Mountains Insurance Group, Ltd.	525	611,851
	Wintrust Financial Corp.	9,277	715,257
*	World Acceptance Corp.	170	22,226
	WSFS Financial Corp.	14,978	765,226
	Zions Bancorp NA	39,595	2,209,401

TOTAL FINANCIALS			134,176,355

HEALTH CARE — (4.0%)
*	Acadia Healthcare Co., Inc.	25,808	1,572,223
#»	Achillion Pharmaceuticals, Inc.	70,786	101,224
*	Addus HomeCare Corp.	3,674	388,709
#*	Allscripts Healthcare Solutions, Inc.	58,474	909,856
*	American Shared Hospital Services	400	964
*	Amphastar Pharmaceuticals, Inc.	6,815	118,581
*	AnaptysBio, Inc.	117	2,732
*	AngioDynamics, Inc.	15,503	376,723
*	ANI Pharmaceuticals, Inc.	1,171	38,971
*	Anika Therapeutics, Inc.	6,014	241,643
*	Avanos Medical, Inc.	8,751	378,131
*	Brookdale Senior Living, Inc.	52,058	340,459
*	Chimerix, Inc.	13,042	113,596
#*	Community Health Systems, Inc.	7,977	88,944
	Computer Programs and Systems, Inc.	3,104	93,182
*	Covetrus, Inc.	12,979	371,848
*	Cross Country Healthcare, Inc.	9,073	120,852
*	CryoLife, Inc.	2,900	84,622
#»	Curative Health Services, Inc.	1,058	0
#*	Eagle Pharmaceuticals, Inc.	375	15,311
*	Endo International P.L.C.	6,169	35,348
#*	Envista Holdings Corp.	36,557	1,582,187
#*	Five Star Senior Living, Inc.	11,501	59,920

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	FONAR Corp.	2,833	$48,586
#*	GlycoMimetics, Inc.	14,503	34,807
*	Harvard Bioscience, Inc.	11,180	77,477
*	HealthStream, Inc.	6,405	154,745
*	Innoviva, Inc.	2,773	31,751
*	Inogen, Inc.	1,405	91,873
*	Integer Holdings Corp.	8,618	809,058
*	IntriCon Corp.	1,600	37,008
#	Invacare Corp.	14,077	127,115
*	Jazz Pharmaceuticals P.L.C.	2,884	474,130
*	Kewaunee Scientific Corp.	637	7,631
*	Lantheus Holdings, Inc.	1,900	45,030
#*	LENSAR, Inc.	3,093	21,373
	Luminex Corp.	8,320	305,261
*	Magellan Health, Inc.	6,867	646,871
*»	MedCath Corp.	5,455	0
*	MEDNAX, Inc.	19,121	503,265
#*	Meridian Bioscience, Inc.	7,331	143,541
#*	Merit Medical Systems, Inc.	1,200	76,320
*	ModivCare, Inc.	730	102,258
*	Myriad Genetics, Inc.	16,519	499,204
	National HealthCare Corp.	3,069	215,781
*	Natus Medical, Inc.	7,626	194,844
*	NextGen Healthcare, Inc.	8,517	155,946
#*	NuVasive, Inc.	7,206	514,869
#*	OPKO Health, Inc.	8,950	36,695
#*	Option Care Health, Inc.	6,329	120,757
#*	OraSure Technologies, Inc.	18,117	165,771
*	Orthofix Medical, Inc.	4,141	183,653
	Owens & Minor, Inc.	19,546	705,415
#	Patterson Cos., Inc.	21,976	706,309
#*»	PDL BioPharma, Inc.	35,325	87,253
	Perrigo Co. P.L.C.	22,113	920,564
	Premier, Inc., Class A	18,939	669,494
*	Prestige Consumer Healthcare, Inc.	13,261	577,649
*	Select Medical Holdings Corp.	11,777	444,229
#*	Star Equity Holdings, Inc.	700	2,016
*	Supernus Pharmaceuticals, Inc.	14,030	427,214
#*	Surgalign Holdings, Inc.	24,063	43,554
#*	Synlogic, Inc.	7,427	25,920
#*	Taro Pharmaceutical Industries, Ltd.	1,010	74,760
*	Triple-S Management Corp., Class B	7,362	174,553
*	United Therapeutics Corp.	3,122	629,270
	Universal Health Services, Inc., Class B	10,416	1,545,839
#	Utah Medical Products, Inc.	400	34,904
*	Vanda Pharmaceuticals, Inc.	11,023	182,982
#*	Varex Imaging Corp.	6,827	162,073

TOTAL HEALTH CARE			20,275,644

INDUSTRIALS — (19.2%)
	AAR Corp.	6,561	264,015
	ABM Industries, Inc.	19,412	997,971
*	Acacia Research Corp.	8,629	52,464
	ACCO Brands Corp.	30,033	257,683
#	Acme United Corp.	700	31,290
#	Acuity Brands, Inc.	169	31,353
#	ADT, Inc.	67,116	617,467
*	Aegion Corp.	11,603	349,250
	AGCO Corp.	14,360	2,095,411

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Air Lease Corp.	38,619	$1,803,893
#*	Air Transport Services Group, Inc.	18,303	481,735
	Alamo Group, Inc.	5,048	793,798
*	Alaska Air Group, Inc.	1,221	84,420
	Albany International Corp., Class A	5,855	522,500
#	Allied Motion Technologies, Inc.	3,793	197,426
	Altra Industrial Motion Corp.	4,042	238,518
	AMERCO	3,316	1,978,425
*	Ameresco, Inc., Class A	4,979	262,841
*	American Woodmark Corp.	3,641	362,134
#*	AMREP Corp.	600	6,420
#*	API Group Corp.	2,041	43,392
	Apogee Enterprises, Inc.	11,051	388,222
	Applied Industrial Technologies, Inc.	725	69,354
	ARC Document Solutions, Inc.	9,300	20,274
	ArcBest Corp.	8,410	611,912
	Arcosa, Inc.	16,569	998,945
#	Argan, Inc.	3,331	167,050
*	Armstrong Flooring, Inc.	8,427	43,736
*	ASGN, Inc.	6,633	697,659
	Astec Industries, Inc.	9,288	696,693
*	Astronics Corp.	7,679	133,691
#*	Astronics Corp., Class B	385	6,670
#*	Atlas Air Worldwide Holdings, Inc.	10,097	685,687
#	AZZ, Inc.	10,679	562,143
	Barnes Group, Inc.	12,372	617,610
	Barrett Business Services, Inc.	1,806	132,434
*	Beacon Roofing Supply, Inc.	23,084	1,300,322
#	BGSF, Inc.	3,300	46,233
	Boise Cascade Co.	11,937	796,437
	Brady Corp., Class A	7,456	406,874
*	BrightView Holdings, Inc.	7,163	128,433
#*	Broadwind, Inc.	2,514	12,997
*	Builders FirstSource, Inc.	24,376	1,186,380
*	CACI International, Inc., Class A	4,775	1,216,956
	CAI International, Inc.	6,816	290,021
#	Carlisle Cos., Inc.	10,047	1,925,508
*	CBIZ, Inc.	17,838	599,178
*	CECO Environmental Corp.	13,581	99,141
#*	Chart Industries, Inc.	4,555	731,670
*	CIRCOR International, Inc.	5,318	182,780
*	Civeo Corp.	2,181	36,030
*	Clean Harbors, Inc.	10,377	923,138
*	Colfax Corp.	27,116	1,225,372
	Columbus McKinnon Corp.	5,038	249,431
#	Comfort Systems USA, Inc.	3,877	319,310
*	Commercial Vehicle Group, Inc.	1,297	14,254
	CompX International, Inc.	200	3,848
*	Construction Partners, Inc., Class A	1,479	46,929
#*	Copa Holdings SA, Class A	3,261	282,076
	Costamare, Inc.	26,770	281,620
*	Covenant Logistics Group, Inc.	4,974	106,991
*	CPI Aerostructures, Inc.	3,207	13,822
	CRA International, Inc.	3,010	241,583
	Crane Co.	2,435	229,036
	Cubic Corp.	6,780	507,415
	Curtiss-Wright Corp.	4,395	562,120
*	Ducommun, Inc.	4,739	279,269
*	DXP Enterprises, Inc.	6,186	181,064

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Dycom Industries, Inc.	9,177	$860,894
#*	Eagle Bulk Shipping, Inc.	1,869	81,002
#	Eastern Co. (The)	910	25,726
*	Echo Global Logistics, Inc.	8,765	286,615
	EMCOR Group, Inc.	6,416	768,637
	Encore Wire Corp.	5,268	393,414
	EnerSys	3,613	330,879
#	Eneti, Inc.	2,050	41,226
	Ennis, Inc.	10,515	217,976
	EnPro Industries, Inc.	4,915	420,970
	ESCO Technologies, Inc.	6,211	675,508
	Federal Signal Corp.	13,756	569,911
*	Fluor Corp.	7,390	169,822
	Forward Air Corp.	2,317	204,568
	Franklin Electric Co., Inc.	2,317	188,303
#*	FreightCar America, Inc.	4,774	37,858
*	FTI Consulting, Inc.	4,867	675,783
*	Gates Industrial Corp. P.L.C.	16,033	276,569
	GATX Corp.	14,182	1,385,723
	Genco Shipping & Trading, Ltd.	7,624	116,952
*	Gencor Industries, Inc.	1,822	21,846
*	Gibraltar Industries, Inc.	6,137	563,745
*	GMS, Inc.	12,651	552,975
	Gorman-Rupp Co. (The)	9,371	323,487
*	GP Strategies Corp.	5,157	81,223
#	Graham Corp.	3,427	46,984
#	Granite Construction, Inc.	12,476	475,336
*	Great Lakes Dredge & Dock Corp.	18,178	285,395
#	Greenbrier Cos., Inc. (The)	11,925	563,337
	Griffon Corp.	17,303	469,257
	H&E Equipment Services, Inc.	1,106	43,023
*	Harsco Corp.	10,424	186,902
#*	Hawaiian Holdings, Inc.	8,732	219,261
	Heartland Express, Inc.	16,059	298,537
	Heidrick & Struggles International, Inc.	5,822	246,271
	Helios Technologies, Inc.	1,442	104,228
*	Herc Holdings, Inc.	4,298	453,869
*	Heritage-Crystal Clean, Inc.	3,996	114,765
	Herman Miller, Inc.	5,768	239,372
#*	Hill International, Inc.	8,440	22,704
	Hillenbrand, Inc.	2,467	121,105
	HNI Corp.	6,843	289,733
*	Houston Wire & Cable Co.	4,069	21,362
*	Hub Group, Inc., Class A	10,414	684,408
*	Hudson Global, Inc.	170	3,018
	Huntington Ingalls Industries, Inc.	631	133,974
#	Hurco Cos., Inc.	2,430	83,470
*	Huron Consulting Group, Inc.	6,466	363,777
	Hyster-Yale Materials Handling, Inc.	2,873	232,282
	ICF International, Inc.	4,421	402,576
*	IES Holdings, Inc.	1,262	66,621
	Insteel Industries, Inc.	5,944	226,645
	Interface, Inc.	10,275	131,931
	ITT, Inc.	5,778	544,923
*	JELD-WEN Holding, Inc.	15,377	448,547
*	JetBlue Airways Corp.	6,090	123,992
	Kadant, Inc.	1,702	303,007
	Kaman Corp.	7,125	380,119
#	KAR Auction Services, Inc.	18,852	282,591

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	KBR, Inc.	12,522	$495,370
*	Kelly Services, Inc., Class A	11,054	276,903
	Kennametal, Inc.	11,892	477,583
	Kimball International, Inc., Class B	13,255	193,258
*	Kirby Corp.	8,478	540,049
	Knight-Swift Transportation Holdings, Inc.	43,670	2,057,730
	Knoll, Inc.	11,846	283,119
	Korn Ferry	17,890	1,214,552
*	Lawson Products, Inc.	1,607	84,255
*	LB Foster Co., Class A	3,630	58,588
*	Limbach Holdings, Inc.	1,631	17,974
*	LS Starrett Co. (The), Class A	489	2,988
	LSI Industries, Inc.	9,836	80,852
*	Lydall, Inc.	4,255	156,797
	Macquarie Infrastructure Corp.	17,877	595,483
*	Manitowoc Co., Inc. (The)	15,281	349,629
	ManpowerGroup, Inc.	6,846	827,613
	ManTech International Corp., Class A	6,874	586,696
	Marten Transport, Ltd.	21,324	356,537
*	Masonite International Corp.	3,143	396,929
#*	MasTec, Inc.	12,633	1,318,380
*	Matrix Service Co.	8,891	117,450
	Matson, Inc.	10,742	701,775
	Matthews International Corp., Class A	8,424	348,585
	Maxar Technologies, Inc.	10,030	389,264
	McGrath RentCorp.	5,993	491,306
*	Meritor, Inc.	6,000	162,180
*	Mesa Air Group, Inc.	6,516	73,370
	Miller Industries, Inc.	4,566	196,429
*	Mistras Group, Inc.	11,468	127,639
	Moog, Inc., Class A	9,741	843,084
*	MRC Global, Inc.	8,428	79,392
#	MSC Industrial Direct Co., Inc., Class A	1,979	178,427
	Mueller Industries, Inc.	9,980	447,803
	Mueller Water Products, Inc., Class A	28,085	403,301
*	MYR Group, Inc.	5,161	402,042
	National Presto Industries, Inc.	1,949	200,513
	Nielsen Holdings P.L.C.	61,150	1,568,497
	NL Industries, Inc.	5,599	39,753
#*	NN, Inc.	13,572	99,076
#*	Northwest Pipe Co.	4,013	133,513
*	NOW, Inc.	40,187	394,636
*	NV5 Global, Inc.	1,675	150,968
	nVent Electric P.L.C.	20,379	620,541
*	Orion Group Holdings, Inc.	13,009	70,119
	Oshkosh Corp.	11,701	1,455,955
	Owens Corning	323	31,270
*	PAM Transportation Services, Inc.	1,458	84,447
	Park Aerospace Corp.	5,810	78,377
	Park-Ohio Holdings Corp.	4,000	145,240
#	Patriot Transportation Holding, Inc.	178	2,003
*	Perma-Pipe International Holdings, Inc.	1,500	9,720
*	PGT Innovations, Inc.	9,267	244,000
#	Powell Industries, Inc.	4,041	142,405
	Preformed Line Products Co.	2,167	143,455
	Primoris Services Corp.	15,626	510,345
*	Quad/Graphics, Inc.	18,082	65,095
	Quanex Building Products Corp.	10,042	274,046
	Quanta Services, Inc.	16,089	1,554,841

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Radiant Logistics, Inc.	12,254	$81,857
#*	RCM Technologies, Inc.	4,177	14,995
	Regal Beloit Corp.	7,361	1,063,149
*	Resideo Technologies, Inc.	23,819	714,808
	Resources Connection, Inc.	10,756	151,767
	REV Group, Inc.	8,299	151,374
	Rexnord Corp.	5,999	299,530
	Rush Enterprises, Inc., Class A	16,007	790,106
	Rush Enterprises, Inc., Class B	2,475	108,380
	Ryder System, Inc.	12,173	971,892
*	Saia, Inc.	1,999	468,765
	Schneider National, Inc., Class B	13,435	325,530
#	Science Applications International Corp.	2,460	219,973
*	Sensata Technologies Holding P.L.C.	24,649	1,423,233
	Shyft Group, Inc. (The)	1,861	65,917
*	SIFCO Industries, Inc.	659	9,266
	SkyWest, Inc.	14,199	705,122
	Snap-on, Inc.	8,174	1,942,142
#*	Spirit Airlines, Inc.	16,509	591,352
	SPX FLOW, Inc.	8,347	555,827
	Standex International Corp.	2,335	221,405
	Steelcase, Inc., Class A	22,931	316,448
*	Sterling Construction Co., Inc.	6,799	141,759
#*	Sunrun, Inc.	3,429	168,021
#*	Team, Inc.	12,866	126,987
	Tennant Co.	309	24,383
	Terex Corp.	16,734	786,331
*	Textainer Group Holdings, Ltd.	20,822	533,460
	Textron, Inc.	12,939	831,201
*	Thermon Group Holdings, Inc.	9,845	188,039
	Timken Co. (The)	12,820	1,075,213
	Titan International, Inc.	16,208	174,884
*	Titan Machinery, Inc.	7,999	208,854
*	TriMas Corp.	6,595	209,985
#	Trinity Industries, Inc.	41,523	1,147,696
	Triton International, Ltd.	23,925	1,200,317
*	TrueBlue, Inc.	12,939	366,174
*	Tutor Perini Corp.	15,498	249,518
*	Twin Disc, Inc.	2,022	21,332
#*	U.S. Xpress Enterprises, Inc., Class A	11,175	114,432
	UFP Industries, Inc.	14,860	1,248,834
*	Ultralife Corp.	969	7,655
	UniFirst Corp.	1,599	358,480
*	Univar Solutions, Inc.	28,975	676,566
	Universal Logistics Holdings, Inc.	3,772	94,338
#*	USA Truck, Inc.	3,957	60,819
	Valmont Industries, Inc.	1,903	469,756
*	Vectrus, Inc.	3,379	176,891
*	Veritiv Corp.	7,447	311,880
	Viad Corp.	4,123	171,764
*	Vidler Water Resouces, Inc.	8,513	77,043
*	Virco Mfg. Corp.	4,400	14,036
	VSE Corp.	3,687	159,094
	Watts Water Technologies, Inc., Class A	174	21,672
	Werner Enterprises, Inc.	17,645	815,728
*	WESCO International, Inc.	12,823	1,176,126
#*	Willdan Group, Inc.	527	20,116
*	Willis Lease Finance Corp.	2,293	98,186
*	WillScot Mobile Mini Holdings Corp.	31,721	928,474

TOTAL INDUSTRIALS			98,616,687

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (8.4%)
*	ACI Worldwide, Inc.	286	$10,805
	ADTRAN, Inc.	20,205	345,303
	Alliance Data Systems Corp.	3,281	386,666
*	Alpha & Omega Semiconductor, Ltd.	5,883	182,961
#	Amkor Technology, Inc.	80,509	1,627,892
*	Amtech Systems, Inc.	6,555	69,090
*	Arrow Electronics, Inc.	27,736	3,163,845
	AstroNova, Inc.	1,475	21,623
#*	Aviat Networks, Inc.	3,200	103,712
	Avnet, Inc.	36,514	1,603,695
*	Aware, Inc.	4,272	14,952
*	Axcelis Technologies, Inc.	9,046	375,680
#*	AXT, Inc.	15,993	157,691
	Bel Fuse, Inc., Class B	3,659	72,924
	Belden, Inc.	5,394	233,452
	Benchmark Electronics, Inc.	13,849	415,747
*	Bm Technologies, Inc.	2,712	26,605
#	Cass Information Systems, Inc.	3,100	142,259
#*	Cerence, Inc.	221	21,307
*	Ciena Corp.	3,959	199,811
#*	Clearfield, Inc.	502	17,244
*	Cohu, Inc.	11,374	455,074
#	Communications Systems, Inc.	2,300	14,950
*	Computer Task Group, Inc.	3,954	39,145
	Comtech Telecommunications Corp.	8,620	206,708
*	Concentrix Corp.	13,283	2,063,913
*	Conduent, Inc.	79,377	539,764
#	CSG Systems International, Inc.	1,656	76,159
*	CSP, Inc.	66	593
	CTS Corp.	9,528	309,851
#*	CyberOptics Corp.	2,716	89,601
	Daktronics, Inc.	17,660	108,962
*	Digi International, Inc.	10,327	184,543
*	Diodes, Inc.	12,034	924,332
*	DSP Group, Inc.	6,927	96,216
	DXC Technology Co.	69,142	2,275,463
#	Ebix, Inc.	6,735	202,791
*	EchoStar Corp., Class A	12,908	315,601
*	EMCORE Corp.	6,506	40,532
*	ePlus, Inc.	3,660	367,318
*	ExlService Holdings, Inc.	136	12,564
*	Fabrinet	8,009	685,731
*	First Solar, Inc.	15,380	1,177,031
*	Flex, Ltd.	130,502	2,270,735
*	FormFactor, Inc.	10,258	401,601
#*	Frequency Electronics, Inc.	2,659	28,558
	Hackett Group, Inc. (The)	7,500	124,725
#*	Harmonic, Inc.	31,893	249,403
*	Ichor Holdings, Ltd.	2,361	131,673
#*	IEC Electronics Corp.	2,496	30,426
*	Insight Enterprises, Inc.	9,403	943,779
	InterDigital, Inc.	3,854	267,545
*	inTEST Corp.	4,410	53,493
#*	Intevac, Inc.	7,564	48,485
#*	j2 Global, Inc.	2,679	324,159

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Jabil, Inc.	39,666	$2,079,292
	Juniper Networks, Inc.	56,172	1,426,207
*	Key Tronic Corp.	2,718	18,917
*	Kimball Electronics, Inc.	10,520	242,065
*	Knowles Corp.	24,185	505,466
	Kulicke & Soffa Industries, Inc.	12,487	709,886
*	KVH Industries, Inc.	7,706	103,183
#*	LightPath Technologies, Inc., Class A	300	780
*	Magnachip Semiconductor Corp.	3,400	85,034
	MAXIMUS, Inc.	1,480	135,627
	Methode Electronics, Inc.	9,826	441,482
#*	NCR Corp.	1,590	72,742
*	NeoPhotonics Corp.	15,687	146,830
*	NETGEAR, Inc.	7,554	281,084
#*	Netscout Systems, Inc.	19,624	514,051
	Network-1 Technologies, Inc.	3,000	9,780
*	OneSpan, Inc.	2,305	61,797
*	Onto Innovation, Inc.	7,410	507,733
*	Optical Cable Corp.	1,600	5,232
*	OSI Systems, Inc.	4,996	482,464
#	PC Connection, Inc.	7,888	357,721
#	PC-Tel, Inc.	5,882	39,292
#*	PDF Solutions, Inc.	5,122	90,813
*	PFSweb, Inc.	5,700	41,610
*	Photronics, Inc.	18,041	229,121
*	Plexus Corp.	8,395	776,034
*	Rambus, Inc.	8,430	160,001
	RF Industries, Ltd.	681	4,392
*	Ribbon Communications, Inc.	6,670	45,022
#	Richardson Electronics, Ltd.	3,224	24,535
*	Rogers Corp.	3,710	726,566
*	Sanmina Corp.	23,837	973,503
*	ScanSource, Inc.	8,950	270,558
#»	Silicon Graphics, Inc.	137	0
#*	SMART Global Holdings, Inc.	4,531	209,106
*	Stratasys, Ltd.	9,275	207,853
#*	Super Micro Computer, Inc.	12,744	471,783
*	Sykes Enterprises, Inc.	13,841	606,651
#	SYNNEX Corp.	13,283	1,609,900
*	TESSCO Technologies, Inc.	3,407	24,633
#*	TTM Technologies, Inc.	26,524	397,860
*	Ultra Clean Holdings, Inc.	11,190	571,473
#*	Veeco Instruments, Inc.	14,237	327,593
*	Verint Systems, Inc.	2,026	98,403
#*	ViaSat, Inc.	3,592	186,030
	Vishay Intertechnology, Inc.	34,468	846,879
*	Vishay Precision Group, Inc.	3,563	113,588
	Xerox Holdings Corp.	46,596	1,124,827
	Xperi Holding Corp.	23,253	477,849

TOTAL INFORMATION TECHNOLOGY			43,097,936

MATERIALS — (9.0%)
*	AdvanSix, Inc.	11,450	332,966
#*	AgroFresh Solutions, Inc.	10,796	22,888
*	Alcoa Corp.	63,550	2,328,472
#*	Allegheny Technologies, Inc.	36,629	851,991
*	Alpha Metallurgical Resources Inc.	6,668	80,616
	American Vanguard Corp.	12,936	255,874
*	Ampco-Pittsburgh Corp.	4,848	36,699

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Arconic Corp.	9,776	$279,594
	Ashland Global Holdings, Inc.	13,422	1,157,111
	Avient Corp.	503	25,537
*	Berry Global Group, Inc.	25,981	1,652,911
	Cabot Corp.	12,411	681,116
#	Caledonia Mining Corp., P.L.C.	2,657	36,959
	Carpenter Technology Corp.	13,831	523,780
*	Century Aluminum Co.	34,336	537,702
	CF Industries Holdings, Inc.	24,726	1,202,425
	Chase Corp.	200	23,688
*	Clearwater Paper Corp.	6,893	230,640
#*	Coeur Mining, Inc.	32,017	258,697
	Commercial Metals Co.	40,252	1,176,163
#*	Core Molding Technologies, Inc.	2,490	27,415
#	Domtar Corp.	18,629	734,355
	Element Solutions, Inc.	75,052	1,642,138
*	Ferro Corp.	13,199	219,895
#*	Ferroglobe P.L.C.	17,682	72,496
»	Ferroglobe Representation & Warranty Insurance Trust	39,603	0
#	Fortitude Gold Corp.	5,267	26,598
	Friedman Industries, Inc.	1,905	15,545
	FutureFuel Corp.	15,413	195,745
*	GCP Applied Technologies, Inc.	2,628	67,513
	Glatfelter Corp.	15,735	231,619
#	Gold Resource Corp.	18,435	49,590
	Graphic Packaging Holding Co.	71,268	1,322,021
#	Greif, Inc., Class A	8,123	491,523
#	Greif, Inc., Class B	2,591	154,968
	Hawkins, Inc.	7,610	253,794
	Haynes International, Inc.	5,048	147,604
#	HB Fuller Co.	13,400	895,388
	Hecla Mining Co.	141,656	837,187
	Huntsman Corp.	62,390	1,788,721
	Innospec, Inc.	6,586	641,542
*	Intrepid Potash, Inc.	3,717	119,539
*	Koppers Holdings, Inc.	3,100	103,044
*	Kraton Corp.	13,762	492,129
	Kronos Worldwide, Inc.	15,210	258,570
#*	Livent Corp.	2,599	46,834
#	Louisiana-Pacific Corp.	934	61,532
#*	LSB Industries, Inc.	5,003	29,968
	Materion Corp.	6,626	469,187
	Mercer International, Inc.	21,251	350,429
	Minerals Technologies, Inc.	11,516	899,860
	Mosaic Co. (The)	9,055	318,555
	Myers Industries, Inc.	4,300	97,008
	Neenah, Inc.	4,346	231,077
#	Nexa Resources SA	9,879	102,149
	Olin Corp.	36,575	1,573,822
	Olympic Steel, Inc.	6,193	179,907
	PQ Group Holdings, Inc.	16,859	236,026
#*	Rayonier Advanced Materials, Inc.	8,785	79,856
	Reliance Steel & Aluminum Co.	21,822	3,498,285
*	Resolute Forest Products, Inc.	21,514	290,869
*	Ryerson Holding Corp.	12,317	195,594
	Schnitzer Steel Industries, Inc., Class A	9,993	471,770
	Schweitzer-Mauduit International, Inc.	9,008	411,395
	Sensient Technologies Corp.	6,175	507,832
	Silgan Holdings, Inc.	907	38,248

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Sonoco Products Co.	15,411	$1,008,804
	Steel Dynamics, Inc.	51,915	2,814,831
	Stepan Co.	5,683	742,541
*	Summit Materials, Inc., Class A	38,435	1,106,544
	SunCoke Energy, Inc.	32,175	217,181
*	Synalloy Corp.	842	7,671
*	TimkenSteel Corp.	17,420	209,388
#*	Trecora Resources	4,892	37,130
#	Tredegar Corp.	9,833	143,759
	Trinseo SA	5,224	323,418
	Tronox Holdings P.L.C., Class A	39,317	833,520
#*	UFP Technologies, Inc.	2,556	127,953
#	United States Lime & Minerals, Inc.	1,241	171,481
#	United States Steel Corp.	35,386	814,232
*	Universal Stainless & Alloy Products, Inc.	2,690	24,587
*	US Concrete, Inc.	6,891	436,958
*	Venator Materials P.L.C.	18,212	84,322
	Verso Corp., Class A	10,042	155,049
	Warrior Met Coal, Inc.	15,197	240,872
	Westlake Chemical Corp.	26,272	2,466,678
	WestRock Co.	11,885	662,589
	Worthington Industries, Inc.	13,566	885,317

TOTAL MATERIALS			46,089,796

REAL ESTATE — (1.1%)
*	BBX Capital, Inc.	4,601	28,986
#	CTO Realty Growth, Inc.	1,265	67,045
#*	Cushman & Wakefield P.L.C.	21,044	357,748
*	Forestar Group, Inc.	6,571	166,509
*	FRP Holdings, Inc.	2,100	106,596
#*	Howard Hughes Corp. (The)	4,076	439,963
*	Jones Lang LaSalle, Inc.	14,289	2,685,046
	Kennedy-Wilson Holdings, Inc.	7,414	152,358
*	Marcus & Millichap, Inc.	8,957	316,361
#*	Rafael Holdings, Inc., Class B	3,265	134,975
	RE/MAX Holdings, Inc., Class A	7,315	268,680
#*	Realogy Holdings Corp.	28,615	494,467
	St Joe Co. (The)	2,388	109,347
*	Stratus Properties, Inc.	650	22,848
*	Tejon Ranch Co.	11,225	177,580

TOTAL REAL ESTATE			5,528,509

UTILITIES — (0.6%)
#	Brookfield Renewable Corp., Class A	8,452	350,589
	Genie Energy, Ltd., Class B	2,650	14,840
	MDU Resources Group, Inc.	46,936	1,570,478
	New Jersey Resources Corp.	3,396	142,462
	Vistra Corp.	74,717	1,260,476

TOTAL UTILITIES			3,338,845

TOTAL COMMON STOCKS			488,836,473

PREFERRED STOCKS — (0.1%)

CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	307	32,112

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (0.1%)
(r) WESCO International, Inc., Floating Rate Note	5,687	$180,506

TOTAL PREFERRED STOCKS		212,618

TOTAL INVESTMENT SECURITIES (Cost $348,487,368)		489,049,091

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.026%	1,142,515	1,142,515

SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	1,956,293	22,634,307

TOTAL INVESTMENTS — (100.0%) (Cost $372,263,095)		$512,825,913

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$14,003,126	—	—	$14,003,126
Consumer Discretionary	69,532,942	$2,390	—	69,535,332
Consumer Staples	21,763,759	—	—	21,763,759
Energy	32,410,484	—	—	32,410,484
Financials	134,174,980	1,375	—	134,176,355
Health Care	20,087,167	188,477	—	20,275,644
Industrials	98,616,687	—	—	98,616,687
Information Technology	43,097,936	—	—	43,097,936
Materials	46,089,796	—	—	46,089,796
Real Estate	5,528,509	—	—	5,528,509
Utilities	3,338,845	—	—	3,338,845
Preferred Stocks
Consumer Discretionary	32,112	—	—	32,112
Industrials	180,506	—	—	180,506
Temporary Cash Investments	1,142,515	—	—	1,142,515
Securities Lending Collateral	—	22,634,307	—	22,634,307

TOTAL	$489,999,364	$22,826,549	—	$512,825,913

See accompanying Notes to Financial Statements.

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (11.1%)
	Activision Blizzard, Inc.	5,769	$526,075
	AT&T, Inc.	464,014	14,574,680
*	Charter Communications, Inc., Class A	13,352	8,991,904
	Comcast Corp., Class A	293,420	16,475,533
*	Discovery, Inc., Class A	20,493	771,766
*	Discovery, Inc., Class C	35,555	1,148,782
*	DISH Network Corp., Class A	27,506	1,231,994
	Fox Corp., Class A	36,671	1,372,229
	Fox Corp., Class B	30,375	1,105,043
	Interpublic Group of Cos., Inc. (The)	14,152	449,326
*	Liberty Broadband Corp., Class A	600	94,602
*	Liberty Broadband Corp., Class C	5,100	829,872
*	Liberty Media Corp.-Liberty Formula One, Class A	535	22,160
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	212,497
*	Liberty Media Corp.-Liberty SiriusXM, Class A	7,021	317,279
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	653,619
	Lumen Technologies, Inc.	130,666	1,676,445
*	Madison Square Garden Entertainment Corp.	154	13,954
	News Corp., Class A	10,744	281,439
	News Corp., Class B	3,865	93,958
*	T-Mobile US, Inc.	31,542	4,167,645
*	Twitter, Inc.	1	55
	Verizon Communications, Inc.	67,842	3,920,589
#	ViacomCBS, Inc., Class A	1,652	74,670
	ViacomCBS, Inc., Class B	63,300	2,596,566
*	Walt Disney Co. (The)	48,164	8,959,467

TOTAL COMMUNICATION SERVICES			70,562,149

CONSUMER DISCRETIONARY — (7.5%)
	Advance Auto Parts, Inc.	7,659	1,533,025
*	Aptiv P.L.C.	2,197	316,126
	Aramark	23,917	929,654
*	Autoliv, Inc.	10,304	1,037,201
	BorgWarner, Inc.	27,403	1,331,238
*	Capri Holdings, Ltd.	1,300	71,604
*	CarMax, Inc.	9,448	1,258,851
*	Carnival Corp.	70,024	1,957,871
*	Dollar Tree, Inc.	14,715	1,690,753
	DR Horton, Inc.	56,804	5,583,265
	Expedia Group, Inc.	1	176
*	Ford Motor Co.	288,614	3,330,606
	Gap, Inc. (The)	14,576	482,466
	Garmin, Ltd.	11,471	1,574,280
	General Motors Co.	100,456	5,748,092
	Gentex Corp.	29,709	1,045,163
	Genuine Parts Co.	2,789	348,541
	Harley-Davidson, Inc.	1,373	66,412
	Hasbro, Inc.	3,203	318,538
*	Hyatt Hotels Corp., Class A	2,188	180,138
	Kohl’s Corp.	12,377	726,035
	Lear Corp.	6,694	1,230,625
	Lennar Corp., Class A	22,553	2,336,491
	Lennar Corp., Class B	1,507	121,419

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc., Class A	1,889	$726,094
*	LKQ Corp.	36,546	1,707,064
	MGM Resorts International	32,476	1,322,423
*	Mohawk Industries, Inc.	9,865	2,027,257
	Newell Brands, Inc.	8,465	228,216
*	Norwegian Cruise Line Holdings, Ltd.	12,160	377,568
	PulteGroup, Inc.	42,097	2,488,775
	PVH Corp.	6,178	699,226
	Ralph Lauren Corp.	2,390	318,563
	Royal Caribbean Cruises, Ltd.	10,937	950,972
	Service Corp. International	700	37,408
*	Skechers U.S.A., Inc., Class A	2,403	116,521
	Tapestry, Inc.	10,582	506,349
	Target Corp.	2,023	419,287
	Toll Brothers, Inc.	3,807	238,699
#*	Veoneer, Inc.	2,824	64,670
	Whirlpool Corp.	7,935	1,876,231

TOTAL CONSUMER DISCRETIONARY			47,323,893

CONSUMER STAPLES — (5.5%)
	Archer-Daniels-Midland Co.	24,001	1,515,183
	Bunge, Ltd.	15,242	1,286,730
	Conagra Brands, Inc.	34,544	1,281,237
	Constellation Brands, Inc., Class A	8,603	2,067,473
*	Coty, Inc., Class A	29,750	297,797
*	Darling Ingredients, Inc.	5,700	395,865
	General Mills, Inc.	10,441	635,439
	Hormel Foods Corp.	9,549	441,164
	JM Smucker Co. (The)	13,623	1,784,477
	Keurig Dr Pepper, Inc.	1,629	58,400
	Kraft Heinz Co. (The)	28,643	1,182,669
	Kroger Co. (The)	83,504	3,051,236
	Molson Coors Beverage Co., Class B	13,594	746,990
	Mondelez International, Inc., Class A	67,748	4,119,756
*	Pilgrim’s Pride Corp.	2,655	63,614
*	Post Holdings, Inc.	7,880	896,586
	Seaboard Corp.	12	42,936
	Spectrum Brands Holdings, Inc.	174	15,336
	Tyson Foods, Inc., Class A	35,511	2,750,327
*	US Foods Holding Corp.	17,034	706,230
	Walgreens Boots Alliance, Inc.	79,789	4,236,796
	Walmart, Inc.	51,411	7,192,913

TOTAL CONSUMER STAPLES			34,769,154

ENERGY — (6.9%)
	APA Corp.	4,268	85,360
	Baker Hughes Co.	21,033	422,343
	Cabot Oil & Gas Corp.	3,970	66,180
	Chevron Corp.	66,544	6,858,690
	Cimarex Energy Co.	923	61,103
	ConocoPhillips	109,454	5,597,478
	Devon Energy Corp.	19,874	464,654
	Diamondback Energy, Inc.	743	60,725
	EOG Resources, Inc.	24,597	1,811,323
	Exxon Mobil Corp.	165,672	9,483,065
	Halliburton Co.	23,528	460,208
	Helmerich & Payne, Inc.	818	20,965
	Hess Corp.	28,436	2,118,766

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Kinder Morgan, Inc.	106,523	$1,816,217
	Marathon Oil Corp.	18,135	204,200
	Marathon Petroleum Corp.	32,236	1,793,933
	Murphy Oil Corp.	2,737	46,337
	NOV, Inc.	626	9,359
	Occidental Petroleum Corp.	94,332	2,392,260
	ONEOK, Inc.	10,102	528,739
	Phillips 66	18,704	1,513,341
	Pioneer Natural Resources Co.	14,504	2,231,150
	Schlumberger, N.V	83,600	2,261,380
	Targa Resources Corp.	8,417	291,986
	Valero Energy Corp.	33,270	2,460,649
	Williams Cos., Inc. (The)	36,315	884,633

TOTAL ENERGY			43,945,044

FINANCIALS — (22.4%)
	Aflac, Inc.	46,288	2,487,054
*	Alleghany Corp.	521	353,743
	Allstate Corp. (The)	34,113	4,325,528
	Ally Financial, Inc.	51,633	2,656,518
	American Financial Group, Inc.	7,203	884,961
	American International Group, Inc.	29,430	1,425,883
*	Arch Capital Group, Ltd.	15,476	614,552
	Assurant, Inc.	3,963	616,643
*	Athene Holding, Ltd., Class A	10,879	649,150
	Axis Capital Holdings, Ltd.	973	54,293
	Bank of America Corp.	188,660	7,646,390
	Bank of New York Mellon Corp. (The)	71,719	3,577,344
*	Berkshire Hathaway, Inc., Class B	41,611	11,440,944
	Capital One Financial Corp.	27,365	4,079,574
	Charles Schwab Corp. (The)	23,185	1,632,224
	Chubb, Ltd.	9,800	1,681,582
	Cincinnati Financial Corp.	4,307	485,313
	Citigroup, Inc.	108,416	7,723,556
	Citizens Financial Group, Inc.	23,897	1,105,953
	CNA Financial Corp.	3,404	159,750
	Comerica, Inc.	7,975	599,401
	East West Bancorp, Inc.	3,233	246,193
	Equitable Holdings, Inc.	10,621	363,557
	Everest Re Group, Ltd.	1,981	548,638
	Fifth Third Bancorp	73,951	2,997,974
	First Horizon Corp.	31,098	568,782
	First Republic Bank	984	180,308
	Franklin Resources, Inc.	9,835	295,050
	Globe Life, Inc.	4,255	436,095
	Goldman Sachs Group, Inc. (The)	19,904	6,935,549
	Hartford Financial Services Group, Inc. (The)	50,871	3,355,451
	Huntington Bancshares, Inc.	132,757	2,033,837
	Invesco, Ltd.	12,464	336,528
	Jefferies Financial Group, Inc.	1,212	39,402
	JPMorgan Chase & Co.	151,948	23,371,122
	KeyCorp.	69,635	1,515,258
	Lincoln National Corp.	10,260	657,974
	Loews Corp.	13,619	759,259
	M&T Bank Corp.	7,296	1,150,506
*	Markel Corp.	361	424,688
	MetLife, Inc.	35,347	2,249,130
	Morgan Stanley	87,595	7,230,967
	Northern Trust Corp.	13,256	1,508,533

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	PacWest Bancorp	1,151	$49,965
	People’s United Financial, Inc.	8,409	152,455
	PNC Financial Services Group, Inc. (The)	15,608	2,917,916
	Principal Financial Group, Inc.	29,370	1,875,862
	Prosperity Bancshares, Inc.	567	41,595
	Prudential Financial, Inc.	13,537	1,358,573
	Raymond James Financial, Inc.	2,478	324,073
	Regions Financial Corp.	71,272	1,553,730
	Reinsurance Group of America, Inc.	3,446	449,806
	RenaissanceRe Holdings, Ltd.	2,150	362,942
	Santander Consumer USA Holdings, Inc.	13,088	444,207
	Signature Bank	289	72,686
	State Street Corp.	25,275	2,121,836
	Synchrony Financial	41,022	1,794,302
	Synovus Financial Corp.	4,904	229,801
	TCF Financial Corp.	3,200	145,664
	Travelers Cos., Inc. (The)	27,513	4,255,161
	Truist Financial Corp.	56,633	3,358,903
	U.S. Bancorp	49,789	2,954,977
	Unum Group	3,525	99,617
#	Voya Financial, Inc.	2,948	199,933
	Wells Fargo & Co.	110,795	4,991,315
	Willis Towers Watson P.L.C.	2,225	575,963
	WR Berkley Corp.	986	78,604
	Zions Bancorp NA	11,396	635,897

TOTAL FINANCIALS			142,450,940

HEALTH CARE — (14.8%)
	Abbott Laboratories	7,956	955,357
*	Alexion Pharmaceuticals, Inc.	8,343	1,407,297
	Anthem, Inc.	20,572	7,804,811
	Becton Dickinson and Co.	4,531	1,127,358
*	Biogen, Inc.	5,285	1,412,839
*	Bio-Rad Laboratories, Inc., Class A	918	578,459
*	Boston Scientific Corp.	16,384	714,342
	Bristol-Myers Squibb Co.	68,601	4,282,074
*	Centene Corp.	27,429	1,693,467
*	Change Healthcare, Inc.	3,848	88,312
*	Charles River Laboratories International, Inc.	1	333
	Cigna Corp.	29,406	7,322,388
	Cooper Cos., Inc. (The)	200	82,178
	CVS Health Corp.	101,173	7,729,617
	Danaher Corp.	19,925	5,059,755
*	DaVita, Inc.	9,053	1,054,946
	Dentsply Sirona, Inc.	7,702	519,962
*	Elanco Animal Health, Inc.	2,940	93,227
*	Envista Holdings Corp.	1,720	74,442
	Gilead Sciences, Inc.	6,811	432,294
*	Henry Schein, Inc.	11,024	799,240
	Humana, Inc.	9,731	4,332,631
*	IQVIA Holdings, Inc.	4,397	1,031,932
*	Jazz Pharmaceuticals P.L.C.	6,215	1,021,746
*	Laboratory Corp. of America Holdings	14,026	3,729,093
	McKesson Corp.	7,809	1,464,656
	Medtronic P.L.C.	57,928	7,583,934
	PerkinElmer, Inc.	2,281	295,686
	Perrigo Co. P.L.C.	7,626	317,470
	Pfizer, Inc.	367,606	14,207,972
	Quest Diagnostics, Inc.	17,859	2,355,245

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	STERIS P.L.C.	6,722	$1,418,476
*	Syneos Health, Inc.	1,106	93,844
#*	Teladoc Health, Inc.	452	77,902
	Thermo Fisher Scientific, Inc.	15,941	7,495,936
	UnitedHealth Group, Inc.	1,668	665,198
	Universal Health Services, Inc., Class B	11,058	1,641,118
*	Viatris, Inc.	110,084	1,464,117
	Zimmer Biomet Holdings, Inc.	7,774	1,377,242

TOTAL HEALTH CARE			93,806,896

INDUSTRIALS — (13.4%)
*	AECOM	12,429	825,659
	AGCO Corp.	9,074	1,324,078
*	Alaska Air Group, Inc.	8,088	559,204
	AMERCO	2,175	1,297,670
	AMETEK, Inc.	5,072	684,365
	Arcosa, Inc.	1,576	95,017
*	Builders FirstSource, Inc.	16,700	812,789
*	CACI International, Inc., Class A	200	50,972
	Carlisle Cos., Inc.	7,596	1,455,773
	Carrier Global Corp.	48,087	2,095,631
	Cummins, Inc.	10,078	2,540,059
	Deere & Co.	199	73,799
*	Delta Air Lines, Inc.	27,229	1,277,585
	Dover Corp.	8,834	1,317,944
	Eaton Corp. P.L.C.	35,580	5,085,449
	Emerson Electric Co.	5,210	471,453
	FedEx Corp.	18,335	5,322,834
	Fortive Corp.	7,159	507,000
	Fortune Brands Home & Security, Inc.	13,128	1,378,177
	General Dynamics Corp.	14,048	2,672,351
	General Electric Co.	166,539	2,184,992
*	Howmet Aerospace, Inc.	49,251	1,574,062
	Hubbell, Inc.	2,940	564,509
	IHS Markit, Ltd.	2,405	258,730
*	Ingersoll Rand, Inc.	16,859	833,003
	ITT, Inc.	400	37,724
	Jacobs Engineering Group, Inc.	10,437	1,394,488
*	JetBlue Airways Corp.	21,682	441,446
	Johnson Controls International P.L.C.	36,356	2,266,433
	Kansas City Southern	12,742	3,723,340
	Knight-Swift Transportation Holdings, Inc.	1	47
	L3Harris Technologies, Inc.	1,884	394,189
	Leidos Holdings, Inc.	16,426	1,663,625
*	Middleby Corp. (The)	600	108,792
	Nielsen Holdings P.L.C.	25,117	644,251
	Norfolk Southern Corp.	19,025	5,312,541
	nVent Electric P.L.C.	1	30
	Oshkosh Corp.	2,714	337,703
	Otis Worldwide Corp.	2,174	169,289
	Owens Corning	7,300	706,713
	PACCAR, Inc.	19,571	1,759,042
	Parker-Hannifin Corp.	2,610	819,044
	Pentair P.L.C.	17,893	1,154,277
	Quanta Services, Inc.	14,715	1,422,058
	Raytheon Technologies Corp.	44,815	3,730,401
	Republic Services, Inc.	34,966	3,716,886
	Roper Technologies, Inc.	1,058	472,334
*	Sensata Technologies Holding P.L.C.	18,330	1,058,374

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Snap-on, Inc.	6,398	$1,520,165
	Southwest Airlines Co.	32,965	2,069,543
	Stanley Black & Decker, Inc.	17,537	3,626,126
#*	Sunrun, Inc.	2,269	111,181
*	Teledyne Technologies, Inc.	400	179,100
	Textron, Inc.	32,300	2,074,952
	Trane Technologies P.L.C.	17,638	3,066,014
*	United Airlines Holdings, Inc.	33,845	1,841,168
*	United Rentals, Inc.	5,002	1,600,390
	Westinghouse Air Brake Technologies Corp.	6,704	550,197
*	XPO Logistics, Inc.	14,263	1,984,269

TOTAL INDUSTRIALS			85,219,237

INFORMATION TECHNOLOGY — (10.0%)
*	Akamai Technologies, Inc.	7,158	778,075
	Amdocs, Ltd.	15,020	1,152,635
	Analog Devices, Inc.	13,858	2,122,491
*	Arrow Electronics, Inc.	9,787	1,116,403
	Avnet, Inc.	1,297	56,964
	Broadcom, Inc.	152	69,342
*	Ciena Corp.	1,583	79,894
	Cognizant Technology Solutions Corp., Class A	37,453	3,011,221
*	Concentrix Corp.	2,852	443,144
	Corning, Inc.	84,822	3,749,981
	Dolby Laboratories, Inc., Class A	2,820	286,145
	DXC Technology Co.	10,899	358,686
	Fidelity National Information Services, Inc.	17,682	2,703,578
*	First Solar, Inc.	1,244	95,203
*	Fiserv, Inc.	12,535	1,505,704
*	Flex, Ltd.	51,876	902,642
	Global Payments, Inc.	5,589	1,199,567
	Hewlett Packard Enterprise Co.	169,352	2,713,019
	HP, Inc.	106,724	3,640,356
#*	II-VI, Inc.	781	52,436
	Intel Corp.	257,511	14,814,608
*	IPG Photonics Corp.	430	93,357
	Jabil, Inc.	1,501	78,682
	Juniper Networks, Inc.	24,251	615,733
	Lam Research Corp.	581	360,482
	Marvell Technology, Inc.	24,933	1,127,221
	Microchip Technology, Inc.	52	7,815
*	Micron Technology, Inc.	87,168	7,502,550
	MKS Instruments, Inc.	200	35,822
*	ON Semiconductor Corp.	49,644	1,936,116
*	Qorvo, Inc.	10,832	2,038,258
	Skyworks Solutions, Inc.	6,050	1,097,047
	SS&C Technologies Holdings, Inc.	23,811	1,767,253
	SYNNEX Corp.	2,852	345,662
	TE Connectivity, Ltd.	21,409	2,878,868
*	Trimble, Inc.	1	82
*	Vontier Corp.	2,863	89,726
	Western Digital Corp.	32,201	2,274,357
*	WEX, Inc.	1,490	305,763
	Xerox Holdings Corp.	3,127	75,486

TOTAL INFORMATION TECHNOLOGY			63,482,374

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (7.5%)
	Air Products & Chemicals, Inc.	6,186	$1,784,537
	Albemarle Corp.	11,079	1,863,155
	Amcor P.L.C.	77,242	907,594
*	Arconic Corp.	4,129	118,089
	Ashland Global Holdings, Inc.	1	86
	Celanese Corp.	1,909	299,045
	CF Industries Holdings, Inc.	24,426	1,187,836
	Corteva, Inc.	28,078	1,369,083
	Dow, Inc.	53,405	3,337,813
	DuPont de Nemours, Inc.	9,671	745,731
	Eastman Chemical Co.	19,127	2,207,065
	Freeport-McMoRan, Inc.	103,786	3,913,770
	Huntsman Corp.	3,937	112,874
	International Flavors & Fragrances, Inc.	10,181	1,447,433
	International Paper Co.	46,145	2,676,410
	Linde P.L.C.	15,638	4,469,966
	LyondellBasell Industries NV, Class A	21,101	2,189,018
	Martin Marietta Materials, Inc.	6,635	2,342,951
	Mosaic Co. (The)	22,916	806,185
	Newmont Corp.	43,671	2,725,507
	Nucor Corp.	41,885	3,445,460
	Packaging Corp. of America	10,295	1,520,057
	Reliance Steel & Aluminum Co.	8,693	1,393,575
	Royal Gold, Inc.	2,190	244,973
	Sonoco Products Co.	945	61,860
	Steel Dynamics, Inc.	28,855	1,564,518
	Valvoline, Inc.	16,013	502,808
	Vulcan Materials Co.	14,360	2,559,526
	Westlake Chemical Corp.	8,620	809,332
	WestRock Co.	22,561	1,257,776

TOTAL MATERIALS			47,864,033

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	18,928	1,612,666
*	Howard Hughes Corp. (The)	807	87,108
*	Jones Lang LaSalle, Inc.	4,563	857,433

TOTAL REAL ESTATE			2,557,207

UTILITIES — (0.2%)
	NRG Energy, Inc.	17,305	619,865
	Vistra Corp.	55,822	941,717

TOTAL UTILITIES			1,561,582

TOTAL COMMON STOCKS Cost ($ 406,532,120)			633,542,509

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	1,375,132	1,375,132

SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	24,707	285,865

TOTAL INVESTMENTS — (100.0%) (Cost $ 408,193,117)			$635,203,506

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$70,562,149	—	—	$70,562,149
Consumer Discretionary	47,323,893	—	—	47,323,893
Consumer Staples	34,769,154	—	—	34,769,154
Energy	43,945,044	—	—	43,945,044
Financials	142,450,940	—	—	142,450,940
Health Care	93,806,896	—	—	93,806,896
Industrials	85,219,237	—	—	85,219,237
Information Technology	63,482,374	—	—	63,482,374
Materials	47,864,033	—	—	47,864,033
Real Estate	2,557,207	—	—	2,557,207
Utilities	1,561,582	—	—	1,561,582
Temporary Cash Investments	1,375,132	—	—	1,375,132
Securities Lending Collateral	—	$285,865	—	285,865

TOTAL	$634,917,641	$285,865	—	$635,203,506

See accompanying Notes to Financial Statements.

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRALIA — (6.1%)
	AMP, Ltd.	78,722	$67,602
	Aurizon Holdings, Ltd.	151,783	436,675
	Australia & New Zealand Banking Group, Ltd.	222,491	4,909,103
	Bendigo & Adelaide Bank, Ltd.	3,986	31,627
	BlueScope Steel, Ltd.	71,685	1,185,072
*	Boral, Ltd.	113,281	539,558
	Cleanaway Waste Management, Ltd.	54,030	118,451
*	Crown Resorts, Ltd.	21,639	203,205
	Harvey Norman Holdings, Ltd.	80,981	328,514
*	Incitec Pivot, Ltd.	181,641	368,715
	Lendlease Corp., Ltd.	50,973	498,094
	Mineral Resources, Ltd.	3,637	132,825
	National Australia Bank, Ltd.	197,432	4,040,283
	Newcrest Mining, Ltd.	16,515	337,534
	Oil Search, Ltd.	170,282	491,842
	Origin Energy, Ltd.	92,720	296,480
	OZ Minerals, Ltd.	5,056	92,242
	QBE Insurance Group, Ltd.	55,427	419,281
	Qube Holdings, Ltd.	115,794	268,123
	Santos, Ltd.	210,616	1,118,036
	Seven Group Holdings, Ltd.	9,006	148,854
	South32, Ltd.	428,480	943,319
	Suncorp Group, Ltd.	112,630	910,906
	Tabcorp Holdings, Ltd.	99,869	380,786
	TPG Telecom, Ltd.	35,131	149,150
	Westpac Banking Corp.	271,300	5,228,133
	Westpac Banking Corp., Sponsored ADR	6,464	124,755
	Woodside Petroleum, Ltd.	67,518	1,177,559
	Worley, Ltd.	14,874	123,423

TOTAL AUSTRALIA			25,070,147

AUSTRIA — (0.0%)
*	Erste Group Bank AG	6,028	214,249

BELGIUM — (0.7%)
	Ageas SA	12,339	746,249
*	KBC Group NV	14,235	1,104,473
	Solvay SA	7,374	937,696

TOTAL BELGIUM			2,788,418

CANADA — (8.4%)
	Bank of Montreal 063671101	24,920	2,350,953
#	Bank of Montreal 063671952	37,085	3,500,167
	Bank of Nova Scotia (The) 064149107	24,970	1,590,339
	Bank of Nova Scotia (The) 064149958	33,326	2,122,138
#	Canadian Imperial Bank of Commerce 136069101	8,249	857,566
	Canadian Imperial Bank of Commerce 136069952	35,673	3,708,494
	Canadian Natural Resources, Ltd.	126,905	3,855,374
	Cenovus Energy, Inc.	15,785	122,900
	Cenovus Energy, Inc.	42,100	327,117
	Fairfax Financial Holdings, Ltd.	2,494	1,139,471
	First Quantum Minerals, Ltd.	34,196	788,164
	Great-West Lifeco, Inc.	11,899	345,019
	Imperial Oil, Ltd.	6,100	176,179

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Imperial Oil, Ltd.	19,463	$563,454
	Kinross Gold Corp.	92,288	649,466
	Kinross Gold Corp.	49,300	347,072
	Lundin Mining Corp.	66,620	804,871
	Magna International, Inc.	16,009	1,511,570
	Manulife Financial Corp.	33,841	738,960
	Manulife Financial Corp.	93,656	2,046,384
	Nutrien, Ltd.	6,630	365,981
	Nutrien, Ltd.	34,145	1,884,496
	Onex Corp.	3,695	247,375
	Pembina Pipeline Corp.	30,157	930,645
	Suncor Energy, Inc.	23,994	513,201
	Suncor Energy, Inc.	63,048	1,350,488
#	Teck Resources, Ltd., Class B	42,394	897,481
	Toronto-Dominion Bank (The)	5,162	354,870

TOTAL CANADA			34,090,195

DENMARK — (2.2%)
	AP Moller - Maersk A.S., Class A	94	220,869
#	AP Moller - Maersk A.S., Class B	125	310,953
	Carlsberg A.S., Class B	7,882	1,382,818
	Danske Bank A.S	21,852	415,357
	DSV Panalpina A.S	9,837	2,191,587
*	Genmab A.S	2,169	795,941
	H Lundbeck A.S	7,719	237,691
	Rockwool International A.S., Class A	166	64,785
	Rockwool International A.S., Class B	680	304,162
#	Tryg A.S	8,848	202,326
	Vestas Wind Systems A/S	66,350	2,736,373

TOTAL DENMARK			8,862,862

FINLAND — (1.0%)
#	Fortum Oyj	42,555	1,118,294
*	Nokia Oyj	189,492	897,615
	Nordea Bank Abp	100,535	1,042,003
	Nordea Bank Abp	26,292	271,991
	Stora Enso Oyj, Class R	44,580	852,925
	UPM-Kymmene Oyj	501	19,592

TOTAL FINLAND			4,202,420

FRANCE — (8.6%)
#*	Accor SA	1,116	44,937
*	Amundi SA	1,413	125,924
	Arkema SA	7,145	893,245
*	Atos SE	9,983	679,839
#	AXA SA	58,603	1,655,243
*	BNP Paribas SA	51,999	3,334,056
	Bollore SA	60,491	305,409
#	Bouygues SA	26,110	1,118,955
	Carrefour SA	65,349	1,265,614
*	Cie de Saint-Gobain	56,762	3,581,406
	Cie Generale des Etablissements Michelin SCA	19,793	2,864,059
	CNP Assurances	14,800	258,863
*	Credit Agricole SA	32,751	506,599
#*	Dassault Aviation SA	100	108,943
*	Eiffage SA	7,415	812,220
*	Electricite de France SA	53,134	775,286
*	Engie SA	81,674	1,216,570

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	EssilorLuxottica SA	1,693	$281,783
*	Faurecia SE	4,482	242,149
	Iliad SA	1,592	289,087
*	Natixis SA	57,730	281,896
	Orange SA	205,995	2,565,300
	Publicis Groupe SA	18,102	1,171,559
*	Renault SA	9,956	401,309
#	Sanofi	8,599	901,539
*	Societe Generale SA	52,847	1,503,348
#	Total SE	169,675	7,499,254
	TOTAL SE, Sponsored ADR	7,191	318,417
	Valeo SA	4,327	140,221

TOTAL FRANCE			35,143,030

GERMANY — (6.5%)
	Allianz SE	19,744	5,125,875
	BASF SE	12,879	1,037,935
	Bayer AG	17,510	1,133,042
	Bayerische Motoren Werke AG	29,120	2,918,120
*	Commerzbank AG	33,694	222,184
*	Continental AG	3,445	465,555
	Covestro AG	6,808	445,239
	Daimler AG	74,409	6,622,306
*	Deutsche Bank AG	47,302	658,976
*	Deutsche Bank AG	47,848	669,872
	Evonik Industries AG	13,116	459,179
	Fresenius SE & Co., KGaA	33,607	1,651,760
	HeidelbergCement AG	14,794	1,355,623
	RWE AG	47,778	1,814,219
*	Talanx AG	4,970	209,399
	Telefonica Deutschland Holding AG	116,895	339,717
	Uniper SE	9,337	340,690
	United Internet AG	1,471	61,867
	Volkswagen AG	3,115	988,926

TOTAL GERMANY			26,520,484

HONG KONG — (2.5%)
	Bank of East Asia, Ltd. (The)	18,141	38,037
	BOC Aviation, Ltd.	18,500	166,526
	BOC Hong Kong Holdings, Ltd.	172,500	606,553
*	Cathay Pacific Airways, Ltd.	103,090	90,652
	CK Asset Holdings, Ltd.	254,500	1,593,327
	CK Hutchison Holdings, Ltd.	208,012	1,700,103
	CK Infrastructure Holdings, Ltd.	24,500	149,805
	Guoco Group, Ltd.	4,000	48,185
	Hang Lung Properties, Ltd.	147,000	401,048
	Henderson Land Development Co., Ltd.	68,255	303,375
	HKT Trust & HKT, Ltd.	283,000	410,912
	MTR Corp., Ltd.	91,660	510,494
	New World Development Co., Ltd.	137,460	727,393
	Sino Land Co., Ltd.	236,464	351,183
	SJM Holdings, Ltd.	135,000	174,333
	Sun Hung Kai Properties, Ltd.	95,362	1,434,469
	Swire Pacific, Ltd., Class A	51,500	414,895
	Swire Pacific, Ltd., Class B	92,500	116,964
	WH Group, Ltd.	1,004,500	875,223

TOTAL HONG KONG			10,113,477

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (0.6%)
	CRH P.L.C.	3,847	$181,518
	CRH P.L.C., Sponsored ADR	33,092	1,564,259
*	Flutter Entertainment P.L.C.	2,968	605,057
*	Flutter Entertainment P.L.C.	1,258	257,760

TOTAL IRELAND			2,608,594

ISRAEL — (0.4%)
*	Bank Hapoalim BM	17,454	138,718
	Bank Leumi Le-Israel BM	83,330	584,954
	Israel Discount Bank, Ltd., Class A	109,249	491,795
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	24,153	258,437

TOTAL ISRAEL			1,473,904

ITALY — (2.7%)
	Eni SpA	131,318	1,564,114
*	Faurecia SE	1,840	99,545
*	Intesa Sanpaolo SpA	816,987	2,277,688
*	Mediobanca Banca di Credito Finanziario SpA	18,386	207,661
	Stellantis NV BMD8F9905	139,994	2,322,217
	Stellantis NV BMD8KX906	108,100	1,791,164
	Stellantis NV N82405106	24,506	406,064
	Telecom Italia SpA	1,601,899	878,274
	Telecom Italia SpA	480,955	282,110
	Telecom Italia SpA, Sponsored ADR	18,000	99,180
	Tenaris SA, ADR	6,857	146,603
	UniCredit SpA	88,315	907,168

TOTAL ITALY			10,981,788

JAPAN — (21.3%)
	AEON Financial Service Co., Ltd.	9,900	112,695
	AGC, Inc.	21,000	957,585
	Air Water, Inc.	14,300	236,532
	Aisin Corp.	16,400	631,234
	Alfresa Holdings Corp.	12,800	229,449
	Alps Alpine Co., Ltd.	17,000	205,984
	Amada Co., Ltd.	24,400	264,652
	Aozora Bank, Ltd.	6,400	137,798
	Asahi Kasei Corp.	75,200	792,193
	Bank of Kyoto, Ltd. (The)	2,500	134,305
	Bridgestone Corp.	19,400	777,516
	Brother Industries, Ltd.	16,000	339,250
	Canon Marketing Japan, Inc.	6,700	161,752
	Canon, Inc.	39,700	944,072
	Chiba Bank, Ltd. (The)	30,300	189,472
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	150,404
	Concordia Financial Group, Ltd.	57,500	216,171
	Credit Saison Co., Ltd.	9,900	114,132
	Dai Nippon Printing Co., Ltd.	14,500	287,320
	Daicel Corp.	28,800	222,538
	Dai-ichi Life Holdings, Inc.	41,900	756,591
	Daiwa House Industry Co., Ltd.	27,100	803,576
	Daiwa Securities Group, Inc.	116,000	618,990
*	DeNA Co., Ltd.	2,800	57,286
	Denka Co., Ltd.	5,400	211,477
	Dentsu Group, Inc.	16,600	512,336
	DIC Corp.	8,000	204,472
	Dowa Holdings Co., Ltd.	4,900	204,790
	Ebara Corp.	9,400	401,649

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ENEOS Holdings, Inc.	147,827	$635,791
	Fuji Media Holdings, Inc.	1,800	21,903
	FUJIFILM Holdings Corp.	5,600	362,741
	Fukuoka Financial Group, Inc.	9,200	156,913
	Fukuyama Transporting Co., Ltd.	3,000	115,127
	Fuyo General Lease Co., Ltd.	200	13,325
	Hachijuni Bank, Ltd. (The)	15,000	51,283
	Hankyu Hanshin Holdings, Inc.	18,700	589,781
	Haseko Corp.	17,600	236,091
	Hino Motors, Ltd.	25,600	214,863
	Hitachi Construction Machinery Co., Ltd.	6,200	190,592
	Hitachi, Ltd.	44,200	2,187,799
	Honda Motor Co., Ltd.	108,400	3,232,467
	Idemitsu Kosan Co., Ltd.	18,100	432,879
*	IHI Corp.	8,900	179,733
	Iida Group Holdings Co., Ltd.	14,400	350,703
	Inpex Corp.	102,100	694,791
	Isetan Mitsukoshi Holdings, Ltd.	13,100	91,786
	Isuzu Motors, Ltd.	53,500	543,247
#	ITOCHU Corp.	33,800	1,055,193
	Itoham Yonekyu Holdings, Inc.	9,300	59,830
	Iyo Bank, Ltd. (The)	12,500	68,946
	Izumi Co., Ltd.	1,100	43,793
	J Front Retailing Co., Ltd.	24,500	233,934
	Japan Post Holdings Co., Ltd.	29,400	247,061
	Japan Post Insurance Co., Ltd.	10,000	192,809
	JFE Holdings, Inc.	40,600	533,879
	JGC Holdings Corp.	6,800	77,735
	JTEKT Corp.	23,500	211,963
	Kajima Corp.	40,900	565,768
	Kamigumi Co., Ltd.	6,400	124,698
	Kandenko Co., Ltd.	8,900	76,080
	Kaneka Corp.	7,200	280,424
*	Kawasaki Heavy Industries, Ltd.	15,400	369,627
	Kinden Corp.	7,000	119,178
	Komatsu, Ltd.	20,500	602,795
	Konica Minolta, Inc.	10,700	60,686
#	K’s Holdings Corp.	13,800	188,264
	Kuraray Co., Ltd.	35,100	381,544
	Kyocera Corp.	6,800	412,849
	Kyushu Financial Group, Inc.	5,550	21,617
	Lintec Corp.	400	8,704
	Lixil Corp.	23,100	625,708
	Mabuchi Motor Co., Ltd.	2,700	108,142
	Marubeni Corp.	95,900	798,773
*	Mazda Motor Corp.	29,200	226,744
	Mebuki Financial Group, Inc.	28,540	62,272
	Medipal Holdings Corp.	8,800	161,924
	Mitsubishi Chemical Holdings Corp.	105,400	784,648
	Mitsubishi Corp.	54,500	1,506,963
	Mitsubishi Electric Corp.	59,200	912,174
	Mitsubishi Estate Co., Ltd.	11,400	187,631
	Mitsubishi Gas Chemical Co., Inc.	16,700	385,848
	Mitsubishi HC Capital, Inc.	76,800	441,379
	Mitsubishi Heavy Industries, Ltd.	24,200	720,394
	Mitsubishi Logistics Corp.	2,599	77,283
	Mitsubishi Materials Corp.	11,500	258,364
#*	Mitsubishi Motors Corp.	44,600	120,838
	Mitsubishi UFJ Financial Group, Inc.	409,700	2,179,643

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co., Ltd.	61,400	$1,295,763
	Mitsui Chemicals, Inc.	19,900	626,451
	Mitsui Fudosan Co., Ltd.	47,300	1,028,268
	Mitsui OSK Lines, Ltd.	10,600	426,164
	Mizuho Financial Group, Inc.	73,620	1,036,159
	Morinaga Milk Industry Co., Ltd.	3,000	164,037
	MS&AD Insurance Group Holdings, Inc.	16,650	472,371
	Nagase & Co., Ltd.	7,600	114,535
	NEC Corp.	11,100	645,306
	NGK Insulators, Ltd.	19,900	363,701
	NGK Spark Plug Co., Ltd.	14,700	245,487
	NH Foods, Ltd.	8,400	375,183
	NHK Spring Co., Ltd.	3,700	27,326
	Nikon Corp.	21,300	200,562
	Nippo Corp.	5,000	130,946
	Nippon Express Co., Ltd.	7,600	581,657
	Nippon Shokubai Co., Ltd.	3,200	168,189
	Nippon Steel Corp.	37,518	655,626
	Nippon Yusen K.K	14,500	569,899
	Nipro Corp.	7,700	92,672
*	Nissan Motor Co., Ltd.	143,300	719,358
	Nisshin Seifun Group, Inc.	1,200	19,383
	Nitto Denko Corp.	1,000	82,754
	NOK Corp.	9,000	115,991
	Nomura Holdings, Inc.	139,100	747,684
	Nomura Real Estate Holdings, Inc.	12,900	318,018
	NSK, Ltd.	35,700	329,213
	Obayashi Corp.	70,100	641,378
	Oji Holdings Corp.	93,000	586,625
	ORIX Corp.	72,600	1,172,045
	Otsuka Holdings Co., Ltd.	14,000	536,544
	Panasonic Corp.	67,200	789,062
	Rengo Co., Ltd.	20,300	168,485
	Resona Holdings, Inc.	101,400	417,427
	Ricoh Co., Ltd.	64,300	687,117
	Sankyo Co., Ltd.	1,800	46,542
	Sawai Group Holdings Co., Ltd.	400	19,252
	Sega Sammy Holdings, Inc.	3,000	43,058
*	Seibu Holdings, Inc.	13,200	141,951
	Seiko Epson Corp.	20,600	351,469
	Seino Holdings Co., Ltd.	7,900	108,628
	Sekisui Chemical Co., Ltd.	3,300	57,537
	Sekisui House, Ltd.	43,100	872,888
	Seven & I Holdings Co., Ltd.	31,500	1,360,047
	Shimamura Co., Ltd.	1,900	187,966
	Shimizu Corp.	58,900	482,632
*	Shinsei Bank, Ltd.	5,500	80,225
	Shizuoka Bank, Ltd. (The)	13,000	99,755
	Showa Denko K.K	10,600	320,964
	Sojitz Corp.	89,970	268,753
	Sompo Holdings, Inc.	18,997	706,026
	Subaru Corp.	31,600	587,553
	Sumitomo Chemical Co., Ltd.	192,000	980,006
	Sumitomo Corp.	48,500	659,066
	Sumitomo Dainippon Pharma Co., Ltd.	5,800	100,695
	Sumitomo Electric Industries, Ltd.	71,600	1,065,401
	Sumitomo Forestry Co., Ltd.	11,400	263,226
	Sumitomo Heavy Industries, Ltd.	12,100	352,190
	Sumitomo Metal Mining Co., Ltd.	7,500	317,538

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Financial Group, Inc.	46,200	$1,622,947
	Sumitomo Mitsui Trust Holdings, Inc.	17,003	579,507
	Sumitomo Realty & Development Co., Ltd.	13,400	447,304
	Sumitomo Rubber Industries, Ltd.	17,500	216,787
	Suzuken Co., Ltd.	5,100	183,791
	Suzuki Motor Corp.	4,700	178,349
	T&D Holdings, Inc.	46,300	568,205
	Taiheiyo Cement Corp.	12,600	316,345
	Taisei Corp.	14,700	543,140
	Taisho Pharmaceutical Holdings Co., Ltd.	1,300	76,643
	Takeda Pharmaceutical Co., Ltd.	97,467	3,255,446
	TDK Corp.	1,300	176,297
	Teijin, Ltd.	18,500	304,593
	Toda Corp.	12,000	85,672
	Tokai Carbon Co., Ltd.	13,400	218,060
	Tokio Marine Holdings, Inc.	15,600	748,127
	Tokyo Tatemono Co., Ltd.	17,400	257,612
	Tokyu Fudosan Holdings Corp.	70,500	392,398
	Toppan Printing Co., Ltd.	12,200	208,347
	Toray Industries, Inc.	106,900	664,727
	Tosoh Corp.	26,000	460,848
	Toyo Seikan Group Holdings, Ltd.	11,800	138,300
	Toyo Tire Corp.	7,100	129,903
	Toyoda Gosei Co., Ltd.	6,400	156,866
	Toyota Boshoku Corp.	5,200	97,014
	Toyota Industries Corp.	5,900	473,704
	Toyota Motor Corp.	124,470	9,313,365
	Toyota Tsusho Corp.	16,600	703,416
	TS Tech Co., Ltd.	5,200	72,502
	Tsumura & Co.	2,200	73,268
	Ube Industries, Ltd.	10,600	214,338
	Yamada Holdings Co., Ltd.	40,900	203,610
	Yamaha Motor Co., Ltd.	25,400	634,634
	Yamazaki Baking Co., Ltd.	3,800	60,234
	Yokohama Rubber Co., Ltd. (The)	11,900	221,296
	Zeon Corp.	13,700	218,443

TOTAL JAPAN			86,914,933

NETHERLANDS — (3.7%)
#*	ABN AMRO Bank NV	22,292	287,837
	Aegon NV	76,790	355,870
*	ArcelorMittal SA	15,639	454,626
#*	ArcelorMittal SA	25,508	747,129
	ASM International NV	610	185,060
	Coca-Cola European Partners P.L.C.	12,903	728,991
#	Heineken NV	10,073	1,168,462
	ING Groep NV, Sponsored ADR	18,092	230,492
	ING Groep NV	118,234	1,510,437
	Koninklijke Ahold Delhaize NV	114,386	3,078,359
	Koninklijke DSM NV	16,446	2,948,767
*	Koninklijke Philips NV	30,633	1,732,085
#*	Koninklijke Philips NV	983	55,653
	NN Group NV	16,579	826,935
	Randstad NV	11,237	810,773

TOTAL NETHERLANDS			15,121,476

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (0.3%)
*	Auckland International Airport, Ltd.	61,071	$330,275
	Chorus, Ltd.	23,545	114,214
	EBOS Group, Ltd.	11,427	243,337
	Fletcher Building, Ltd.	58,153	302,333
#	Fonterra Co-operative Group, Ltd.	4,389	14,348
	Port of Tauranga, Ltd.	10,260	54,295
	Ryman Healthcare, Ltd.	14,006	141,601

TOTAL NEW ZEALAND			1,200,403

NORWAY — (0.9%)
	DNB ASA	64,001	1,372,580
	Equinor ASA	28,322	571,899
	Norsk Hydro ASA	127,154	809,689
	SpareBank 1 SR-Bank ASA	10,821	139,779
#	Storebrand ASA	27,367	261,221
	Subsea 7 SA	23,150	234,070
	Yara International ASA	7,693	401,283

TOTAL NORWAY			3,790,521

PORTUGAL — (0.1%)
	Banco Espirito Santo SA	40,541	0
	EDP Renovaveis SA	10,622	253,087

TOTAL PORTUGAL			253,087

SINGAPORE — (0.8%)
	CapitaLand, Ltd.	225,500	628,618
	City Developments, Ltd.	40,600	240,168
	Frasers Property, Ltd.	23,600	21,951
	Hongkong Land Holdings, Ltd.	54,500	269,514
	Jardine Cycle & Carriage, Ltd.	8,400	146,222
	Keppel Corp., Ltd.	182,400	741,039
	Olam International, Ltd.	53,900	70,427
*	Singapore Airlines, Ltd.	167,500	634,811
	United Industrial Corp., Ltd.	13,400	28,268
	UOL Group, Ltd.	30,299	174,830
	Yangzijiang Shipbuilding Holdings, Ltd.	152,600	163,765

TOTAL SINGAPORE			3,119,613

SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	267,112	1,495,715
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	89,146	499,218
	Banco Santander SA	1,509,325	5,822,298
	CaixaBank SA	92,943	297,321
	Repsol SA	35,658	425,624

TOTAL SPAIN			8,540,176

SWEDEN — (2.9%)
*	Annehem Fastigheter AB, Class B	2,745	9,606
	BillerudKorsnas AB	15,047	307,302
#	Boliden AB	30,789	1,197,615
	Dometic Group AB	16,857	265,281
	Getinge AB, Class B	15,745	532,512
	Holmen AB, Class B	6,910	326,028
	Husqvarna AB, Class B	10,631	148,042
	ICA Gruppen AB	4,635	213,641
#*	Millicom International Cellular SA	5,562	219,803
*	Peab AB, Class B	13,729	198,049

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Saab AB, Class B	4,297	$127,189
	Securitas AB, Class B	18,815	320,277
	Skandinaviska Enskilda Banken AB, Class A	102,385	1,311,873
	Skanska AB, Class B	18,793	508,973
	SKF AB, Class B	35,749	923,602
*	SSAB AB, Class B	29,971	149,501
	Svenska Cellulosa AB SCA, Class A	318	5,740
#	Svenska Cellulosa AB SCA, Class B	40,820	714,814
	Svenska Handelsbanken AB, Class A	51,702	598,723
	Swedbank AB, Class A	31,969	561,220
#	Tele2 AB, Class B	5,332	68,870
	Telia Co. AB	175,120	725,668
	Trelleborg AB, Class B	20,413	531,061
	Volvo AB, Class A	14,008	352,484
	Volvo AB, Class B	70,960	1,732,884

TOTAL SWEDEN			12,050,758

SWITZERLAND — (8.0%)
	ABB, Ltd.	71,734	2,330,074
	Adecco Group AG	13,923	943,695
*	Alcon, Inc.	15,224	1,148,316
*	Alcon, Inc.	3,741	281,004
	Baloise Holding AG	3,212	543,129
	Banque Cantonale Vaudoise	1,130	115,200
	Barry Callebaut AG	25	55,198
	Chocoladefabriken Lindt & Spruengli AG	1	98,868
	Cie Financiere Richemont SA	24,620	2,526,671
	Clariant AG	4,035	84,519
	Credit Suisse Group AG	50,891	533,337
#	Credit Suisse Group AG, Sponsored ADR	77,716	821,458
	Julius Baer Group, Ltd.	18,443	1,160,755
	LafargeHolcim, Ltd.	40,627	2,506,998
	LafargeHolcim, Ltd.	8,340	514,475
#	Novartis AG, Sponsored ADR	64,244	5,476,159
	Novartis AG	14,430	1,231,403
	Swatch Group AG (The)	1,367	418,994
	Swatch Group AG (The)	2,714	162,801
	Swiss Life Holding AG	2,132	1,038,777
	Swiss Prime Site AG	2,133	207,582
	Swiss Re AG	13,170	1,222,717
	Swisscom AG	2,547	1,382,890
	UBS Group AG	132,112	2,017,429
*	UBS Group AG	61,485	940,106
	Vifor Pharma AG	2,717	391,583
	Zurich Insurance Group AG	10,576	4,338,893

TOTAL SWITZERLAND			32,493,031

UNITED KINGDOM — (13.0%)
	Anglo American P.L.C.	71,583	3,035,150
	Aviva P.L.C.	443,489	2,451,851
	Barclays P.L.C., Sponsored ADR	231,313	2,213,665
	Barratt Developments P.L.C.	24,875	265,223
	BP P.L.C., Sponsored ADR	122,987	3,094,350
	BP P.L.C.	652,394	2,731,146
	British American Tobacco P.L.C., Sponsored ADR	14,611	548,059
	British American Tobacco P.L.C.	90,681	3,364,568
*	BT Group P.L.C.	944,235	2,153,746
*	Carnival P.L.C.	7,140	166,909

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	DS Smith P.L.C.	99,036	$575,656
	Glencore P.L.C.	795,673	3,241,110
#	HSBC Holdings P.L.C., Sponsored ADR	132,381	4,132,935
*	Informa P.L.C.	8,957	69,624
	J Sainsbury P.L.C.	209,983	689,688
#*	Just Eat Takeaway.com NV	2,870	296,538
*	Kingfisher P.L.C.	188,068	928,428
	Lloyds Banking Group P.L.C.	3,121,380	1,957,353
	Lloyds Banking Group P.L.C., ADR	608,371	1,514,844
	M&G P.L.C.	147,726	443,416
	Melrose Industries P.L.C.	168,262	378,790
	Natwest Group P.L.C.	23,998	65,126
	Natwest Group P.L.C., Sponsored ADR	91,424	494,604
	Pearson P.L.C.	12,532	143,768
	Pearson P.L.C., Sponsored ADR	23,439	269,548
	Phoenix Group Holdings P.L.C.	29,956	293,862
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	250,143	8,957,621
	Royal Dutch Shell P.L.C., Class B	36,847	659,328
*	Royal Mail P.L.C.	57,737	395,566
	Standard Chartered P.L.C.	99,248	711,999
	Standard Life Aberdeen P.L.C.	84,813	325,023
	Tesco P.L.C.	5,178	15,807
	Vodafone Group P.L.C.	1,724,403	3,254,290
#	Vodafone Group P.L.C., Sponsored ADR	63,098	1,195,704
	Wm Morrison Supermarkets P.L.C.	223,236	536,142
	WPP P.L.C.	103,172	1,390,977

TOTAL UNITED KINGDOM			52,962,414

TOTAL COMMON STOCKS			378,515,980

PREFERRED STOCKS — (1.5%)

GERMANY — (1.5%)
	Bayerische Motoren Werke AG	5,480	448,824
	Porsche Automobil Holding SE	7,818	824,146
	Volkswagen AG	18,370	4,782,803

TOTAL GERMANY			6,055,773

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	1,119	4,552

SWITZERLAND — (0.0%)
*	Credit Suisse Group AG Rights 05/06/21	50,891	0

TOTAL RIGHTS/WARRANTS			4,552

TOTAL INVESTMENT SECURITIES (Cost $346,967,603)			384,576,305

			Value†
SECURITIES LENDING COLLATERAL — (5.7%)
@§	The DFA Short Term Investment Fund	2,013,566	23,296,959

TOTAL INVESTMENTS — (100.0%) (Cost $370,261,714)			$407,873,264

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$124,755	$24,945,392	—	$25,070,147
Austria	—	214,249	—	214,249
Belgium	—	2,788,418	—	2,788,418
Canada	34,090,195	—	—	34,090,195
Denmark	—	8,862,862	—	8,862,862
Finland	—	4,202,420	—	4,202,420
France	318,417	34,824,613	—	35,143,030
Germany	669,872	25,850,612	—	26,520,484
Hong Kong	—	10,113,477	—	10,113,477
Ireland	1,564,259	1,044,335	—	2,608,594
Israel	258,437	1,215,467	—	1,473,904
Italy	651,847	10,329,941	—	10,981,788
Japan	19,252	86,895,681	—	86,914,933
Netherlands	1,033,274	14,088,202	—	15,121,476
New Zealand	—	1,200,403	—	1,200,403
Norway	—	3,790,521	—	3,790,521
Portugal	—	253,087	—	253,087
Singapore	—	3,119,613	—	3,119,613
Spain	499,218	8,040,958	—	8,540,176
Sweden	—	12,050,758	—	12,050,758
Switzerland	8,386,039	24,106,992	—	32,493,031
United Kingdom	22,421,330	30,541,084	—	52,962,414
Preferred Stocks
Germany	—	6,055,773	—	6,055,773
Rights/Warrants
Canada	—	4,552	—	4,552
Securities Lending Collateral	—	23,296,959	—	23,296,959

TOTAL	$70,036,895	$337,836,369	—	$407,873,264

See accompanying Notes to Financial Statements.

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.0%)
AUSTRALIA — (7.2%)
*	3P Learning, Ltd.	16,910	$17,044
*	A2B Australia, Ltd.	9,538	9,392
	Accent Group, Ltd.	35,134	79,458
	Adairs, Ltd.	9,893	35,215
	Adbri, Ltd.	41,040	101,414
*	Alkane Resources, Ltd.	52,288	29,606
*	Alliance Aviation Services, Ltd.	13,267	42,925
	ALS, Ltd.	45,109	365,281
	Altium, Ltd.	9,595	218,821
	Alumina, Ltd.	193,841	256,854
#*	AMA Group, Ltd.	67,163	28,609
#	AMP, Ltd.	43,759	37,578
	Ansell, Ltd.	13,005	423,056
	Appen, Ltd.	8,346	100,477
	ARB Corp., Ltd.	8,672	260,180
#*	Ardent Leisure Group, Ltd.	72,872	48,178
#*	Artemis Resources, Ltd.	221,357	19,402
	Asaleo Care, Ltd.	38,434	41,724
	AUB Group, Ltd.	8,931	140,176
*	Audinate Group, Ltd.	1,969	12,213
	Aurelia Metals, Ltd.	145,235	46,750
	Austal, Ltd.	44,617	82,796
*	Australian Agricultural Co., Ltd.	47,194	41,765
	Australian Finance Group, Ltd.	24,189	52,332
	Australian Pharmaceutical Industries, Ltd.	52,628	48,007
*	Australian Strategic Materials, Ltd.	11,646	42,874
	Auswide Bank, Ltd.	4,108	20,273
	AVJennings, Ltd.	30,044	12,507
	Baby Bunting Group, Ltd.	13,837	66,677
	Bank of Queensland, Ltd.	81,119	562,208
	Bapcor, Ltd.	40,726	242,070
	Beach Energy, Ltd.	149,274	144,686
	Bega Cheese, Ltd.	40,749	200,457
	Bendigo & Adelaide Bank, Ltd.	39,014	309,554
	Bingo Industries, Ltd.	54,733	143,761
#	Blackmores, Ltd.	1,759	96,888
#*	Blue Sky Alternative Investments, Ltd.	3,762	101
	Bravura Solutions, Ltd.	27,863	60,343
	Breville Group, Ltd.	11,239	225,078
	Brickworks, Ltd.	9,062	141,463
	BWX, Ltd.	10,882	39,337
*	Byron Energy, Ltd.	58,539	5,171
	Capitol Health, Ltd.	65,386	18,877
	Cardno, Ltd.	35,915	21,871
#*	Carnarvon Petroleum, Ltd.	130,441	26,017
	Carsales.com, Ltd.	22,679	346,460
	Cedar Woods Properties, Ltd.	9,142	51,622
	Centuria Capital Group	18,863	38,714
#	Challenger, Ltd.	48,296	189,576
*	Champion Iron, Ltd.	28,941	151,011
*	City Chic Collective, Ltd.	14,481	52,010
#	Class, Ltd.	7,230	8,642
	Cleanaway Waste Management, Ltd.	130,278	285,611
*	ClearView Wealth, Ltd.	24,888	9,665
	Clinuvel Pharmaceuticals, Ltd.	4,767	106,369

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Clover Corp., Ltd.	15,168	$21,941
	Codan, Ltd.	14,939	204,576
*	Collection House, Ltd.	19,602	3,324
	Collins Foods, Ltd.	15,075	131,948
#*	Cooper Energy, Ltd.	248,890	46,732
*	Corporate Travel Management, Ltd.	9,656	136,844
	Costa Group Holdings, Ltd.	44,436	159,397
	Credit Corp. Group, Ltd.	8,086	179,928
	CSR, Ltd.	62,643	287,694
*	Dacian Gold, Ltd.	9,935	2,704
	Data#3, Ltd.	15,953	76,165
*	Decmil Group, Ltd.	8,928	3,714
*	Deep Yellow, Ltd.	18,426	9,341
	Deterra Royalties, Ltd.	33,405	111,994
#	Dicker Data, Ltd.	5,356	43,216
*	Domain Holdings Australia, Ltd.	28,461	111,062
	Downer EDI, Ltd.	68,227	294,736
	Eagers Automotive, Ltd.	18,350	220,817
*	Eclipx Group, Ltd.	44,716	65,423
	Elanor Investor Group	2,855	3,702
	Elders, Ltd.	19,673	184,348
#*	Emeco Holdings, Ltd.	55,197	40,255
*	EML Payments, Ltd.	11,723	51,273
	EQT Holdings, Ltd.	2,069	38,981
*	Estia Health, Ltd.	28,335	53,550
	Euroz, Ltd.	15,153	18,628
#	EVENT Hospitality and Entertainment, Ltd.	9,512	93,400
*	FAR, Ltd.	910,908	2,877
	Fleetwood, Ltd.	9,756	19,040
#*	Flight Centre Travel Group, Ltd.	12,244	156,969
#*	Freedom Foods Group, Ltd.	11,266	3,549
	G8 Education, Ltd.	111,168	85,386
*	Galaxy Resources, Ltd.	48,929	146,626
*	Gascoyne Resources, Ltd.	1,477	605
	Genworth Mortgage Insurance Australia, Ltd.	33,243	69,825
	Gold Road Resources, Ltd.	79,307	77,542
	GrainCorp, Ltd., Class A	31,517	124,001
	GUD Holdings, Ltd.	12,796	131,564
	GWA Group, Ltd.	32,736	75,370
	Hansen Technologies, Ltd.	21,225	93,057
	Healius, Ltd.	67,921	216,006
#	Helloworld Travel, Ltd.	7,031	10,054
*	HT&E, Ltd.	38,557	53,115
	HUB24, Ltd.	6,617	128,357
#*	Humm Group, Ltd.	47,095	32,282
	IGO, Ltd.	73,842	421,936
	Iluka Resources, Ltd.	33,405	197,998
	Imdex, Ltd.	48,773	70,912
*	Incitec Pivot, Ltd.	53,505	108,610
	Infomedia, Ltd.	33,864	40,987
#	Inghams Group, Ltd.	38,828	97,769
	Intega Group, Ltd.	35,915	14,059
	Integral Diagnostics, Ltd.	18,392	64,417
#	Integrated Research, Ltd.	11,699	22,890
#	InvoCare, Ltd.	15,945	138,879
	IOOF Holdings, Ltd.	74,668	209,729
	IPH, Ltd.	24,078	131,370
	IRESS, Ltd.	19,696	152,893
*	Japara Healthcare, Ltd.	25,811	20,057

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Johns Lyng Group, Ltd.	10,517	$33,062
	Jumbo Interactive, Ltd.	3,461	37,366
	Juno Minerals, Ltd.	11,138	700
	Jupiter Mines, Ltd.	181,844	47,468
*	Karoon Energy, Ltd.	79,446	77,778
#	Kogan.com, Ltd.	4,251	36,149
#	Lifestyle Communities, Ltd.	11,551	124,456
	Link Administration Holdings, Ltd.	47,974	183,817
	Lovisa Holdings, Ltd.	6,087	68,134
*	Lynas Rare Earths, Ltd.	103,444	435,612
	MACA, Ltd.	43,876	31,130
	Macmahon Holdings, Ltd.	161,782	23,631
*	Macquarie Telecom Group, Ltd.	559	22,337
*	Mayne Pharma Group, Ltd.	168,566	52,396
	McMillan Shakespeare, Ltd.	9,141	78,065
	McPherson’s, Ltd.	7,753	9,116
	Medusa Mining, Ltd.	15,386	9,484
#*	Mesoblast, Ltd.	33,158	50,381
#*	Metals X, Ltd.	120,257	21,590
	Metcash, Ltd.	123,655	338,777
	Mineral Resources, Ltd.	3,620	132,204
	MNF Group, Ltd.	4,961	22,098
	Moelis Australia, Ltd.	2,314	9,654
	Monadelphous Group, Ltd.	10,506	102,720
	Monash IVF Group, Ltd.	28,436	18,703
	Money3 Corp., Ltd.	25,140	60,229
	Mount Gibson Iron, Ltd.	69,791	49,631
*	Myer Holdings, Ltd.	91,183	22,068
	MyState, Ltd.	11,190	37,817
*	Nanosonics, Ltd.	24,543	113,756
	Navigator Global Investments, Ltd.	15,251	17,891
*	nearmap, Ltd.	33,038	54,108
	Netwealth Group, Ltd.	8,813	100,877
	New Energy Solar, Ltd.	13,461	8,160
	New Hope Corp., Ltd.	51,455	45,955
*	NEXTDC, Ltd.	24,607	218,839
	nib holdings, Ltd.	50,683	241,200
	Nick Scali, Ltd.	6,410	55,214
	Nickel Mines, Ltd.	87,103	75,935
	Nine Entertainment Co. Holdings, Ltd.	189,773	417,515
	NRW Holdings, Ltd.	54,619	81,402
*	Nufarm, Ltd.	35,467	142,359
	Objective Corp., Ltd.	1,114	11,304
	OFX Group, Ltd.	28,697	26,589
	OM Holdings, Ltd.	27,595	19,669
	Omni Bridgeway, Ltd.	29,842	86,482
*	oOh!media, Ltd.	67,577	88,748
*	Orocobre, Ltd.	14,759	76,011
	Orora, Ltd.	107,433	262,868
	OZ Minerals, Ltd.	34,602	631,283
	Pacific Current Group, Ltd.	4,674	19,960
	Pact Group Holdings, Ltd.	26,672	74,599
*	Panoramic Resources, Ltd.	218,305	26,811
	Peet, Ltd.	49,105	46,384
	Pendal Group, Ltd.	31,475	178,533
	Perenti Global, Ltd.	76,054	63,667
	Perpetual, Ltd.	7,678	204,636
*	Perseus Mining, Ltd.	143,232	134,059
*	Pilbara Minerals, Ltd.	101,463	88,334

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Platinum Asset Management, Ltd.	34,598	$125,615
	PPK Group, Ltd.	3,365	21,700
#*	Praemium, Ltd.	25,426	15,088
	Premier Investments, Ltd.	10,894	220,608
	Pro Medicus, Ltd.	5,819	211,380
	Propel Funeral Partners, Ltd.	9,914	24,027
	PSC Insurance Group, Ltd.	4,690	12,827
	PWR Holdings, Ltd.	6,539	30,167
	Ramelius Resources, Ltd.	72,242	93,663
#*	Redbubble, Ltd.	14,203	44,680
	Redcape Hotel Group	18,089	14,079
#	Regis Healthcare, Ltd.	16,349	28,970
	Regis Resources, Ltd.	83,617	166,696
*	Reject Shop, Ltd. (The)	1,897	8,823
	Reliance Worldwide Corp., Ltd.	91,108	345,332
#*	Resolute Mining, Ltd.	145,629	54,155
#	Rhipe, Ltd.	13,642	20,739
*	Ridley Corp., Ltd.	33,998	27,945
*	RPMGlobal Holdings, Ltd.	21,479	24,258
*	Salmat, Ltd.	3,642	0
	Sandfire Resources, Ltd.	19,901	101,848
	SeaLink Travel Group, Ltd.	1,924	14,941
	Select Harvests, Ltd.	18,561	87,738
	Senex Energy, Ltd.	23,965	57,633
	Servcorp, Ltd.	6,297	17,189
	Service Stream, Ltd.	41,543	32,801
#*	Seven West Media, Ltd.	118,278	43,074
	SG Fleet Group, Ltd.	10,925	25,583
	Sigma Healthcare, Ltd.	130,482	60,146
*	Silver Lake Resources, Ltd.	85,761	114,132
	Sims, Ltd.	20,627	250,071
	SmartGroup Corp., Ltd.	14,209	76,926
*	Southern Cross Media Group, Ltd.	29,648	42,514
	Spark Infrastructure Group	186,979	315,791
#*	Speedcast International, Ltd.	29,981	0
	St Barbara, Ltd.	78,158	110,469
*	Star Entertainment Grp, Ltd. (The)	99,549	304,475
	Steadfast Group, Ltd.	90,014	288,785
	Sunland Group, Ltd.	14,139	25,621
	Super Retail Group, Ltd.	19,342	177,654
#*	Superloop, Ltd.	31,577	25,220
*	Syrah Resources, Ltd.	48,368	43,645
#	Tassal Group, Ltd.	25,579	72,734
	Technology One, Ltd.	27,404	199,926
#*	Temple & Webster Group, Ltd.	4,801	39,302
*	Tiger Resources, Ltd.	149,819	23
	United Malt Grp, Ltd.	36,081	126,927
	Virgin Australia Holdings, Ltd.	110,192	0
	Virtus Health, Ltd.	12,419	54,604
	Vita Group, Ltd.	21,798	13,889
	Viva Energy Group, Ltd.	60,028	90,140
*	Vocus Group, Ltd.	82,488	347,710
#*	Wagners Holding Co., Ltd.	8,025	14,711
	WAM Capital, Ltd.	13,474	24,131
#*	Webjet, Ltd.	38,425	146,763
	Western Areas, Ltd.	39,847	70,497
*	Westgold Resources, Ltd.	38,535	63,641
#*	Whitehaven Coal, Ltd.	105,831	103,614
*	Zip Co., Ltd.	16,929	104,032

TOTAL AUSTRALIA			22,802,943

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (1.5%)
	Agrana Beteiligungs AG	2,144	$46,386
*	ams AG	26,859	465,687
	ANDRITZ AG	7,439	404,244
	AT&S Austria Technologie & Systemtechnik AG	3,883	149,552
	Atrium European Real Estate, Ltd.	22,089	71,915
	BAWAG Group AG	5,342	288,162
#*	DO & CO AG	808	68,931
	EVN AG	4,186	95,523
*	FACC AG	2,374	25,209
*	Flughafen Wien AG	307	11,198
*	IMMOFINANZ AG	10,232	212,893
#*	Kapsch TrafficCom AG	757	13,363
*	Lenzing AG	1,530	201,973
	Mayr Melnhof Karton AG	1,025	212,728
	Oberbank AG	414	42,902
#	Oesterreichische Post AG	3,336	147,890
	Palfinger AG	1,977	89,158
*	POLYTEC Holding AG	1,603	20,902
*	Porr AG	1,717	32,614
	Raiffeisen Bank International AG	3,466	75,724
	Rosenbauer International AG	346	23,634
	S IMMO AG	5,724	148,604
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	59,738
	Semperit AG Holding	1,085	49,167
	Strabag SE	1,566	62,139
	Telekom Austria AG	18,718	152,979
	UBM Development AG	812	39,627
	UNIQA Insurance Group AG	16,188	129,934
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,531	121,474
	voestalpine AG	14,116	612,412
	Wienerberger AG	13,018	510,360
	Zumtobel Group AG	3,981	40,342

TOTAL AUSTRIA			4,627,364

BELGIUM — (1.4%)
#*	Acacia Pharma Group P.L.C.	5,512	15,551
	Ackermans & van Haaren NV	2,696	431,075
*	AGFA-Gevaert NV	20,629	101,561
*	Akka Technologies	1,514	43,268
	Atenor	533	38,839
	Banque Nationale de Belgique	20	44,365
	Barco NV	8,607	218,991
	Bekaert SA	4,826	211,888
#*	Biocartis Group NV	3,596	18,498
*	bpost SA	9,364	99,518
#*	Celyad Oncology SA	590	3,817
*	Cie d’Entreprises CFE	891	90,218
*	Deceuninck NV	10,393	35,113
	D’ieteren SA	2,791	303,054
	Econocom Group SA	14,168	56,676
#	Elia Group SA	3,189	345,206
	Etablissements Franz Colruyt NV	2,541	150,629
	Euronav NV	19,147	165,034
#*	Euronav NV	4,581	39,030

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	EVS Broadcast Equipment SA	1,783	$37,718
#*	Exmar NV	4,511	18,957
	Fagron	5,041	113,073
	Gimv NV	3,200	200,835
*	Greenyard NV	1,806	18,856
#	Immobel SA	570	44,974
	Ion Beam Applications	2,603	53,468
#*	Jensen-Group NV	507	17,239
*	Kinepolis Group NV	1,367	74,204
	Lotus Bakeries NV	33	179,733
	Melexis NV	1,773	193,009
#*	Mithra Pharmaceuticals SA	419	11,999
*	Ontex Group NV	8,295	108,117
	Orange Belgium SA	1,706	45,086
#*	Oxurion NV	5,542	17,562
	Picanol	234	21,658
#	Proximus SADP	13,771	293,390
	Recticel SA	4,845	73,942
	Resilux	88	17,889
	Shurgard Self Storage SA	1,532	71,270
*	Sipef NV	638	36,164
	Telenet Group Holding NV	4,078	174,382
*	Tessenderlo Group SA	1,966	83,905
	Van de Velde NV	716	21,926
	VGP NV	650	113,458
	Viohalco SA	9,200	55,876

TOTAL BELGIUM			4,511,021

CANADA — (11.4%)
*	5N Plus, Inc.	10,900	36,536
	Absolute Software Corp.	6,100	91,365
	Acadian Timber Corp.	500	8,258
*	AcuityAds Holdings, Inc.	3,643	41,523
#*	Advantage Oil & Gas, Ltd.	29,081	77,130
	Aecon Group, Inc.	8,691	131,940
#*	Africa Oil Corp.	54,929	53,626
#	AG Growth International, Inc.	2,667	93,518
	AGF Management, Ltd., Class B	10,933	67,600
#*	Aimia, Inc.	12,133	48,467
*	Air Canada	2,000	40,304
	AirBoss of America Corp.	2,200	73,384
	Alamos Gold, Inc., Class A	49,895	399,840
	Alaris Equity Partners Income	5,125	70,924
*	Alcanna, Inc.	5,866	36,079
*	Aleafia Health, Inc.	9,500	4,019
#*	Alexco Resource Corp.	7,261	19,731
	Algoma Central Corp.	1,600	22,012
*	Almaden Minerals, Ltd., Class B	14,000	8,315
#	AltaGas, Ltd.	24,049	449,421
#	Altius Minerals Corp.	5,800	78,991
	Altus Group, Ltd.	5,600	282,973
*	Amerigo Resources, Ltd.	14,600	14,729
	Andrew Peller, Ltd., Class A	4,300	39,671
	ARC Resources, Ltd.	87,614	550,996
*	Argonaut Gold, Inc.	36,652	80,512
*	Aritzia, Inc.	10,804	269,584
	Atco, Ltd., Class I	5,672	194,689
*	Athabasca Oil Corp.	58,945	28,774
*	ATS Automation Tooling Systems, Inc.	9,114	219,851

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Aura Minerals, Inc.	2,400	$26,867
*	AutoCanada, Inc.	2,934	113,049
	Badger Daylighting, Ltd.	3,509	118,703
	Birchcliff Energy, Ltd.	39,513	100,297
	Bird Construction, Inc.	3,138	23,130
*	Black Diamond Group, Ltd.	2,510	8,066
#*	BlackBerry, Ltd. 09228F103	57,506	507,778
*	BlackBerry, Ltd. 09228F954	2,800	24,762
	BMTC Group, Inc.	850	10,207
*	Bombardier, Inc., Class B	56,560	42,334
	Boralex, Inc., Class A	10,176	326,188
	Bridgemarq Real Estate Services	700	9,511
	BRP, Inc.	2,293	210,654
	BRP, Inc.	556	51,108
	Calian Group, Ltd.	900	42,483
	Cameco Corp. 13321L108	33,369	560,933
	Canaccord Genuity Group, Inc.	14,896	143,609
	Canacol Energy, Ltd.	18,050	50,957
*	Canada Goose Holdings, Inc.	3,000	126,771
*	Canada Goose Holdings, Inc.	4,563	192,878
	Canadian Western Bank	12,118	333,229
*	Canfor Corp.	10,200	254,761
	Canfor Pulp Products, Inc.	3,143	23,013
	CanWel Building Materials Group, Ltd.	4,700	37,129
#	Capital Power Corp.	13,231	421,855
*	Capstone Mining Corp.	44,912	200,600
*	Cardinal Energy, Ltd.	13,363	29,354
	Cascades, Inc.	12,329	144,640
*	Celestica, Inc.	18,318	152,607
	Centerra Gold, Inc.	29,868	275,562
	Cervus Equipment Corp.	1,000	13,538
	CES Energy Solutions Corp.	31,177	41,091
#*	Charlottes Web Holdings, Inc.	9,735	39,205
	China Gold International Resources Corp., Ltd.	43,400	133,115
	CI Financial Corp.	24,797	398,640
*	Cineplex, Inc.	1,805	18,650
	Cogeco Communications, Inc.	2,000	189,969
	Cogeco, Inc.	800	62,860
	Colliers International Group, Inc. 194693107	1,109	119,639
	Colliers International Group, Inc. 194693158	2,934	317,569
	Computer Modelling Group, Ltd.	12,144	54,142
#*	Copper Mountain Mining Corp.	12,235	40,812
	Corby Spirit and Wine, Ltd.	900	13,268
	Corus Entertainment, Inc., Class B	24,296	116,227
	Crescent Point Energy Corp.	20,700	81,678
#	Crescent Point Energy Corp.	50,843	199,813
#*	Cronos Group, Inc.	16,661	135,621
#*	Denison Mines Corp.	76,968	82,657
*	Descartes Systems Group, Inc. (The)	4,534	290,448
	Dexterra Group, Inc.	10,783	52,726
#*	DIRTT Environmental Solutions	7,700	26,311
*	Dorel Industries, Inc., Class B	3,700	37,146
	DREAM Unlimited Corp., Class A	4,025	75,087
	Dundee Precious Metals, Inc.	18,655	134,318
	ECN Capital Corp.	39,452	264,479
	E-L Financial Corp., Ltd.	204	156,010
*	Eldorado Gold Corp.	24,534	242,314
#	Element Fleet Management Corp.	52,746	645,834
	Endeavour Mining Corp.	21,156	440,452

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Endeavour Silver Corp.	16,100	$84,878
	Enerflex, Ltd.	10,336	68,954
#*	Energy Fuels, Inc.	5,331	29,273
#	Enerplus Corp.	27,265	146,623
	Enerplus Corp.	3,900	20,943
	Enghouse Systems, Ltd.	4,090	193,727
	Ensign Energy Services, Inc.	23,650	21,742
*	Equinox Gold Corp.	6,240	50,463
	Equitable Group, Inc.	1,543	167,475
*	ERO Copper Corp.	8,889	175,516
	Evertz Technologies, Ltd.	3,302	41,424
	Exchange Income Corp.	943	29,560
	Exco Technologies, Ltd.	4,600	40,156
*	EXFO, Inc.	3,030	11,302
#	Extendicare, Inc.	11,410	72,499
	Fiera Capital Corp.	8,500	75,446
	Finning International, Inc.	19,313	502,642
	Firm Capital Mortgage Investment Corp.	2,800	33,122
#*	First Majestic Silver Corp.	14,299	216,611
#*	First Majestic Silver Corp.	8,211	123,904
#*	First Mining Gold Corp.	27,500	7,495
	First National Financial Corp.	2,280	95,641
*	Fission Uranium Corp.	56,500	31,717
#*	Fortuna Silver Mines, Inc.	20,248	121,902
*	Fortuna Silver Mines, Inc.	7,300	44,019
#	Freehold Royalties, Ltd.	11,649	76,292
#	Frontera Energy Corp.	4,620	23,755
#*	Galiano Gold, Inc.	12,801	16,455
	Gamehost, Inc.	2,000	11,553
*	GDI Integrated Facility Services, Inc.	1,200	56,380
	Gibson Energy, Inc.	15,101	275,815
	goeasy, Ltd.	1,136	134,400
*	GoGold Resources, Inc.	21,500	45,304
*	Golden Star Resources, Ltd.	9,815	33,618
#*	GoldMoney, Inc.	6,800	16,154
#*	Gran Tierra Energy, Inc.	52,923	35,306
*	Great Canadian Gaming Corp.	7,200	259,789
	Guardian Capital Group, Ltd., Class A	2,850	74,777
#	Hardwoods Distribution, Inc.	1,904	55,053
*	Headwater Exploration, Inc.	14,100	51,506
*	Heroux-Devtek, Inc.	4,097	54,998
	High Liner Foods, Inc.	2,300	24,943
*	Home Capital Group, Inc.	7,497	198,167
	Hudbay Minerals, Inc.	32,692	244,163
*	i-80 Gold Corp.	12,689	25,396
	iA Financial Corp., Inc.	11,779	663,338
*	IAMGOLD Corp.	56,196	175,563
*	IBI Group, Inc.	2,900	24,372
*	Imperial Metals Corp.	5,000	20,177
	Information Services Corp.	900	18,159
	Innergex Renewable Energy, Inc.	14,110	241,069
#	Inter Pipeline, Ltd.	39,561	576,767
*	Interfor Corp.	8,400	223,267
*	Intertain Group, Ltd. (The)	2,200	20,763
	Intertape Polymer Group, Inc.	7,044	173,356
#	Invesque, Inc.	4,300	13,975
*	Ivanhoe Mines, Ltd., Class A	65,262	460,336
#	Jamieson Wellness, Inc.	4,213	132,236
*	Karora Resources, Inc.	15,448	47,884

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	K-Bro Linen, Inc.	1,500	$56,380
#*	Kelt Exploration, Ltd.	15,188	33,733
#	Keyera Corp.	21,958	502,168
*	Kinaxis, Inc.	2,617	337,550
	Kingsway Financial Services, Inc.	600	3,024
*	Knight Therapeutics, Inc.	14,616	64,212
	KP Tissue, Inc.	700	5,752
#	Labrador Iron Ore Royalty Corp.	7,700	263,234
*	Largo Resources, Ltd.	1,753	30,667
	Lassonde Industries, Inc., Class A	400	63,774
#	Laurentian Bank of Canada	6,500	224,960
	Leon’s Furniture, Ltd.	4,500	80,653
	Linamar Corp.	6,205	363,622
#*	Lucara Diamond Corp.	52,607	33,812
#*	Lundin Gold, Inc.	4,591	44,522
	Magellan Aerospace Corp.	2,400	20,697
*	Mainstreet Equity Corp.	600	41,126
*	Major Drilling Group International, Inc.	10,973	62,313
	Maple Leaf Foods, Inc.	9,496	219,177
	Martinrea International, Inc.	11,210	121,754
*	Mav Beauty Brands, Inc.	2,800	12,324
	Maverix Metals, Inc.	3,200	18,068
*	MDF Commerce, Inc.	2,102	22,745
	Medical Facilities Corp.	5,100	30,331
*	MEG Energy Corp.	30,793	170,105
	Melcor Developments, Ltd.	500	5,296
	Methanex Corp.	6,133	224,223
	Morguard Corp.	600	60,256
	Morneau Shepell, Inc.	8,101	203,654
*	MTY Food Group, Inc.	2,800	117,772
	Mullen Group, Ltd.	14,988	164,250
*	New Gold, Inc.	90,970	149,501
	NFI Group, Inc.	6,253	140,256
	North American Construction Group, Ltd.	3,900	52,575
#	North West Co., Inc. (The)	6,181	178,015
*	NuVista Energy, Ltd.	29,960	56,549
*	OceanaGold Corp.	86,128	143,646
	Onex Corp.	7,548	505,329
	Osisko Gold Royalties, Ltd.	12,566	151,709
#*	Osisko Mining, Inc.	12,400	32,383
#*	Paramount Resources, Ltd., Class A	8,344	77,663
*	Parex Resources, Inc.	17,840	336,001
	Park Lawn Corp.	3,654	100,926
#	Parkland Corp.	16,679	535,725
	Pason Systems, Inc.	11,152	85,286
#	Peyto Exploration & Development Corp.	19,559	85,292
*	Photon Control, Inc.	14,470	35,317
	Pizza Pizza Royalty Corp.	6,500	57,060
*	Points International, Ltd.	761	11,652
*	Points International, Ltd.	700	10,871
	Polaris Infrastructure, Inc.	2,100	34,050
	Pollard Banknote, Ltd.	1,300	63,459
*	PolyMet Mining Corp.	1,089	3,279
#	PrairieSky Royalty, Ltd.	22,200	238,047
*	Precision Drilling Corp.	1,930	49,542
#	Premium Brands Holdings Corp.	4,330	421,216
*	Pretium Resources, Inc.	1,300	13,637
*	Pretium Resources, Inc.	17,500	183,806
	Primo Water Corp. 74167P959	18,495	309,065

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Pulse Seismic, Inc.	3,900	$6,060
	Quarterhill, Inc.	10,900	22,791
	Quebecor, Inc., Class B	839	22,559
*	Real Matters, Inc.	9,299	121,878
	Recipe Unlimited Corp.	2,200	34,455
#	RF Capital Group, Inc.	1,552	2,803
	Richelieu Hardware, Ltd.	6,969	243,460
#	Rogers Sugar, Inc.	12,650	57,222
#*	Roxgold, Inc.	35,140	58,321
	Russel Metals, Inc.	8,500	194,875
*	Sabina Gold & Silver Corp.	36,019	51,575
*	Sandstorm Gold, Ltd.	23,400	173,242
#	Savaria Corp.	3,600	55,385
*	Seabridge Gold, Inc.	2,000	33,828
	Secure Energy Services, Inc.	20,082	67,967
	ShawCor, Ltd.	7,942	37,670
#	Sienna Senior Living, Inc.	8,177	97,394
*	Sierra Metals, Inc.	5,800	20,432
*	Sierra Wireless, Inc.	5,200	78,900
	Sleep Country Canada Holdings, Inc.	4,501	127,250
#	SNC-Lavalin Group, Inc.	14,686	328,453
*	Spin Master Corp.	3,700	125,345
#	Sprott, Inc.	2,598	117,152
#	SSR Mining, Inc.	27,910	443,001
	Stantec, Inc.	12,545	587,369
	Stelco Holdings, Inc.	2,200	55,503
	Stella-Jones, Inc.	6,265	261,987
*	Storm Resources, Ltd.	15,193	39,307
*	SunOpta, Inc.	10,884	134,772
#	Superior Plus Corp.	22,114	270,229
#	Surge Energy, Inc.	40,298	17,704
*	Tamarack Valley Energy, Ltd.	25,980	54,321
*	Taseko Mines, Ltd.	35,100	70,249
*	TeraGo, Inc.	400	1,835
	TerraVest Industries, Inc.	800	11,715
*	Tervita Corp.	742	3,169
	TFI International, Inc.	9,351	819,349
#	Tidewater Midstream and Infrastructure, Ltd.	35,300	30,155
	Timbercreek Financial Corp.	9,052	67,016
*	Torex Gold Resources, Inc.	13,010	157,498
	Toromont Industries, Ltd.	5,157	411,167
*	Total Energy Services, Inc.	6,761	21,451
	Tourmaline Oil Corp.	31,248	674,203
	TransAlta Corp. 89346D958	35,363	347,545
#	TransAlta Renewables, Inc.	15,283	242,086
#	Transcontinental, Inc., Class A	11,425	216,389
*	Trevali Mining Corp.	49,000	8,372
*	Trican Well Service, Ltd.	49,274	84,585
	Tricon Residential, Inc.	14,984	158,965
*	Trisura Group, Ltd.	1,000	106,651
*	Turquoise Hill Resources, Ltd.	4,464	78,611
*	Turquoise Hill Resources, Ltd.	3,947	69,424
	Uni-Select, Inc.	6,255	69,311
	Vermilion Energy, Inc.	9,634	71,482
	Vermilion Energy, Inc.	9,431	69,978
*	Victoria Gold Corp.	2,300	25,074
*	Viemed Healthcare, Inc.	1,600	16,089
*	Viemed Healthcare, Inc.	2,200	22,132
*	Village Farms International, Inc.	7,300	81,541

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Wajax Corp.	3,913	$64,466
	Waterloo Brewing, Ltd.	2,100	11,362
*	Wesdome Gold Mines, Ltd.	17,079	125,888
#	Western Forest Products, Inc.	53,930	93,017
#	Westshore Terminals Investment Corp.	5,642	92,079
#	Whitecap Resources, Inc.	64,040	280,305
*	WildBrain, Ltd.	12,570	27,816
#	Winpak, Ltd.	3,800	131,948
	Yamana Gold, Inc.	75,682	346,654
	Yellow Pages, Ltd.	2,040	20,945
	Zenith Capital Corp.	1,300	531

TOTAL CANADA			36,171,810

CHINA — (0.0%)
*	FIH Mobile, Ltd.	401,000	56,609
*	Hanfeng Evergreen, Inc.	2,400	0
	TK Group Holdings, Ltd.	30,000	13,077

TOTAL CHINA			69,686

DENMARK — (1.9%)
*	ALK-Abello A.S.	730	316,131
	Alm Brand A.S.	9,028	102,643
*	Bang & Olufsen A.S.	14,001	74,742
*	Bavarian Nordic A.S.	5,405	247,563
*	Brodrene Hartmann A.S.	204	21,348
	Chemometec A/S	1,007	109,374
	Columbus A.S.	6,761	11,299
	D/S Norden A.S.	3,259	84,037
*	Dfds A.S.	3,765	221,988
*	Drilling Co. of 1972 A.S. (The)	941	39,379
	FLSmidth & Co. A.S.	4,390	173,042
	H Lundbeck A.S.	4,106	126,436
*	H+H International A.S., Class B	2,539	73,651
*	ISS A.S.	12,009	227,714
	Jeudan A.S.	1,140	45,046
*	Jyske Bank A.S.	6,167	300,354
*	Matas A.S.	3,630	53,703
	Netcompany Group A.S.	3,857	402,260
*	Nilfisk Holding A.S.	3,104	92,237
*	NKT A.S.	4,415	182,656
	NNIT A.S.	1,779	31,128
*	NTG Nordic Transport Group A.S., Class A	681	28,542
	Per Aarsleff Holding A.S.	1,919	94,000
	Ringkjoebing Landbobank A.S.	2,892	293,992
	Rockwool International A.S., Class A	214	83,518
#	Rockwool International A.S., Class B	465	207,993
	Royal Unibrew A.S.	5,678	693,573
#	RTX A.S.	1,054	32,010
	Scandinavian Tobacco Group A.S., Class A	7,060	128,587
	Schouw & Co., A.S.	1,502	160,390
	SimCorp A.S.	4,523	598,028
	Solar A.S., Class B	610	56,320
	Spar Nord Bank A.S.	9,494	105,077
	Sydbank A.S.	7,279	216,987
	TCM Group A.S.	500	13,774
*	Tivoli A.S.	244	32,757
	Topdanmark A.S.	4,795	233,156
	TORM P.L.C.	4,930	43,453

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	UIE P.L.C.	176	$49,460
*	Vestjysk Bank A.S.	15,599	8,642
*	Zealand Pharma A.S.	3,739	123,009

TOTAL DENMARK			6,139,999

FINLAND — (2.4%)
	Aktia Bank Oyj	6,459	82,758
	Alma Media Oyj	4,469	56,190
	Aspo Oyj	2,685	28,766
	Atria Oyj	2,491	36,948
*	BasWare Oyj	944	45,622
#	Bittium Oyj	4,078	33,449
	Cargotec Oyj, Class B	4,700	272,174
	Caverion Oyj	9,013	74,403
	Citycon Oyj	7,320	64,281
	Digia Oyj	2,833	27,324
	Enento Group Oyj	1,519	65,364
*	Finnair Oyj	76,560	66,375
	Fiskars Oyj Abp	3,261	67,910
	F-Secure Oyj	12,707	60,502
	Harvia Oyj	1,373	71,811
	HKScan Oyj, Class A	1,550	4,348
	Huhtamaki Oyj	10,488	497,561
	Kamux Corp.	2,402	44,120
	Kemira Oyj	11,957	195,316
	Kojamo Oyj	10,741	232,608
	Konecranes Oyj	7,254	333,880
#	Lassila & Tikanoja Oyj	3,659	63,597
#*	Lehto Group Oyj	1,174	2,852
	Metsa Board Oyj	21,964	279,452
	Metso Outotec Oyj	57,782	649,125
	Neles Oyj	12,166	177,013
	Nokian Renkaat Oyj	13,848	515,582
	Olvi Oyj, Class A	1,630	103,233
	Oriola Oyj, Class A	5,827	14,575
	Oriola Oyj, Class B	16,336	37,398
	Orion Oyj, Class A	2,441	107,946
	Orion Oyj, Class B	10,750	475,853
*	Outokumpu Oyj	40,666	264,281
	Pihlajalinna Oyj	563	7,919
	Ponsse Oyj	1,180	62,655
*	QT Group Oyj	1,722	203,728
	Raisio Oyj, Class V	14,595	71,798
#*	Rapala VMC Oyj	1,900	20,537
	Revenio Group Oyj	2,269	162,909
	Sanoma Oyj	10,553	183,203
	Terveystalo Oyj	5,382	76,978
	TietoEVRY Oyj	8,981	311,031
*	Tikkurila Oyj	4,795	193,444
	Tokmanni Group Corp.	4,417	113,589
	Uponor Oyj	6,371	185,510
	Vaisala Oyj, Class A	1,838	76,993
	Valmet Oyj	14,603	609,928
	Wartsila Oyj Abp	18,090	233,450
#	YIT Oyj	14,567	90,242

TOTAL FINLAND			7,656,531

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (4.2%)
	ABC arbitrage	1,194	$10,265
	AKWEL	1,182	47,239
	Albioma SA	3,447	156,015
	ALD SA	4,231	66,521
	Altamir	1,905	54,616
*	Alten SA	2,868	359,070
	Assystem SA	1,354	45,740
*	ATEME SA	495	9,234
	Aubay	936	47,202
*	Axway Software SA	836	30,267
	Bastide le Confort Medical	266	14,858
*	Beneteau SA	3,904	51,675
*	Bigben Interactive	2,306	56,290
	Boiron SA	776	36,185
	Bonduelle SCA	2,134	56,359
	Burelle SA	28	30,023
*	Casino Guichard Perrachon SA	4,112	143,577
*	Cegedim SA	865	28,091
*	CGG SA	82,253	95,421
	Chargeurs SA	2,784	78,474
*	Cie des Alpes	1,635	46,880
	Cie Plastic Omnium SA	6,434	216,188
*	Coface SA	11,782	143,537
	Delta Plus Group	115	11,846
*	Derichebourg SA	16,273	136,831
*	Ekinops SAS	2,101	17,007
	Electricite de Strasbourg SA	132	18,498
*	Elior Group SA	14,729	122,006
*	Elis SA	17,715	317,029
*	Eramet SA	1,279	92,110
#*	Erytech Pharma SA	1,201	8,831
*	ESI Group	177	11,659
#*	Etablissements Maurel et Prom SA	8,900	20,564
	Eurazeo S.A	723	60,240
#	Euronext NV	5,164	519,410
*	Europcar Mobility Group	40,234	15,594
	Eutelsat Communications SA	21,073	266,652
*	Exel Industries, Class A	184	17,038
*	Faurecia SE	12,576	679,444
*	Fnac Darty SA	1,710	120,590
*	Fnac Darty SA	648	45,996
*	Gaumont SA	20	2,703
	Gaztransport Et Technigaz SA	2,039	174,042
#*	GL Events	1,343	25,100
*	Groupe Crit	446	38,594
	Guerbet	934	37,850
	Haulotte Group SA	1,014	7,740
*	HEXAOM	440	21,789
*	ID Logistics Group	316	87,426
	Iliad SA	2,054	372,981
	Imerys SA	2,590	134,630
	Infotel SA	235	13,560
	Ipsen SA	192	18,562
	IPSOS	4,374	182,028
	Jacquet Metals SACA	2,005	48,345
*	JCDecaux SA	7,005	178,337
	Kaufman & Broad SA	2,328	105,838
#*	Korian SA	8,232	329,614
*	Lagardere SCA	8,053	216,760

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Laurent-Perrier	396	$40,000
	Lectra	2,658	95,918
	Linedata Services	535	24,206
*	LISI	2,528	81,669
	LNA Sante SA	809	47,101
*	Maisons du Monde SA	4,270	103,802
	Manitou BF SA	1,600	53,644
	Manutan International	508	47,032
*	Mersen SA	2,045	70,936
#*	Metropole Television SA	1,844	40,973
*	Neoen SA	2,742	125,552
*	Nexans SA	3,620	297,301
	Nexity SA	5,013	271,673
#*	Nicox	2,438	12,160
*	NRJ Group	2,200	17,073
*	Onxeo SA	4,614	3,899
*	Orpea SA	2,826	363,711
	Pharmagest Interactive	142	16,919
	Quadient SA	5,381	147,073
#*	Recylex SA	1,750	729
	Rexel SA	37,300	733,215
	Robertet SA	62	73,051
*	Rothschild & Co.	4,325	153,843
	Rubis SCA	9,908	465,109
	Samse SA	132	29,609
*	Savencia SA	669	59,026
#*	SCOR SE	15,905	513,914
	Seche Environnement SA	536	34,145
	SES SA	33,307	252,486
	Societe BIC SA	2,638	186,423
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	561	44,060
	Societe pour l’Informatique Industrielle	1,084	33,226
*	SOITEC	2,382	481,030
*	Solocal Group	12,070	40,852
	Somfy SA	929	164,028
*	Sopra Steria Group SACA	1,755	326,624
*	SPIE SA	12,992	328,403
	Stef SA	521	58,402
	Sword Group	227	11,318
*	Synergie SE	1,041	47,545
*	Tarkett SA	4,268	102,890
*	Technicolor SA	783	2,709
#*	Television Francaise 1	7,423	73,239
	Thermador Groupe	782	80,058
#	Tikehau Capital SCA	1,526	48,433
	Total Gabon	95	15,411
	Trigano SA	1,069	191,002
*	Union Financiere de France BQE SA	487	10,787
	Valeo SA	2,300	74,534
#*	Vallourec SA	827	26,894
#*	Valneva SE	3,400	57,213
	Verallia SA	1,946	78,783
	Vetoquinol SA	354	45,021
#	Vicat SA	2,705	135,958
	VIEL & Cie SA	4,347	30,823
	Vilmorin & Cie SA	883	61,899
*	Virbac SA	475	154,181
*	Wavestone	621	28,383
*	X-Fab Silicon Foundries SE	3,158	30,623

TOTAL FRANCE			13,447,492

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (6.6%)
	1&1 Drillisch AG	4,302	$129,327
	7C Solarparken AG	3,443	17,198
*	Aareal Bank AG	7,914	222,435
	Adesso SE	170	24,927
*	ADLER Group SA	520	15,352
*	ADVA Optical Networking SE	6,195	77,748
*	AIXTRON SE	9,277	197,910
	All for One Group SE	139	10,833
#	Allgeier SE	979	28,292
	Atoss Software AG	673	150,173
	Aurubis AG	4,116	353,826
	Basler AG	528	68,887
*	Bauer AG	2,210	32,998
	BayWa AG	1,916	93,422
	Bechtle AG	1,474	300,147
	Befesa SA	3,361	235,127
	Bertrandt AG	1,118	61,933
	bet-at-home.com AG	393	21,382
*	Bijou Brigitte AG	711	21,185
	Bilfinger SE	4,751	177,553
*	Borussia Dortmund GmbH & Co., KGaA	9,378	65,737
	CANCOM SE	3,787	233,780
*	CECONOMY AG	16,100	94,321
*	CENIT AG	1,323	22,574
	Cewe Stiftung & Co. KGAA	738	119,580
*	Commerzbank AG	83,911	553,322
	CompuGroup Medical SE & Co., KgaA	2,769	253,420
#*	Corestate Capital Holding SA	1,975	31,035
	CropEnergies AG	3,994	51,293
*	CTS Eventim AG & Co., KGaA	6,286	433,860
	Dermapharm Holding SE	1,455	127,169
	Deutsche Beteiligungs AG	2,206	91,253
*	Deutsche EuroShop AG	5,432	125,388
#*	Deutsche Lufthansa AG	7,895	101,991
*	Deutsche Pfandbriefbank AG	19,634	225,997
*	Deutz AG	14,703	119,339
*	Dialog Semiconductor P.L.C.	9,400	736,399
	DIC Asset AG	6,522	116,323
	DMG Mori AG	418	21,064
#	Dr Hoenle AG	579	33,732
	Draegerwerk AG & Co., KGaA	307	27,110
	Duerr AG	6,410	268,611
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,864	183,027
*	EDAG Engineering Group AG	1,225	12,043
	Elmos Semiconductor SE	1,388	57,893
*	ElringKlinger AG	4,625	80,213
	Encavis AG	7,751	148,857
	Energiekontor AG	790	53,758
*	Evotec SE	8,446	351,325
	Fabasoft AG	270	14,625
*	Fielmann AG	2,791	212,503
	First Sensor AG	520	27,441
*	flatexDEGIRO AG	2,514	321,963
*	Fraport AG Frankfurt Airport Services Worldwide	2,152	142,734
	Freenet AG	15,397	374,402

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Fuchs Petrolub SE	3,226	$139,795
	GEA Group AG	16,713	733,942
	Gerresheimer AG	3,794	408,071
	Gesco AG	1,167	30,839
	GFT Technologies SE	1,914	44,094
	Grand City Properties SA	12,674	340,768
#	GRENKE AG	513	20,817
*	H&R GmbH & Co., KGaA	1,853	16,237
	Hamburger Hafen und Logistik AG	2,793	68,786
	Hawesko Holding AG	351	21,000
*	Heidelberger Druckmaschinen AG	28,620	46,197
#*	Hella GmbH & Co., KGaA	4,140	248,381
	Hochtief AG	2,940	275,687
#*	HolidayCheck Group AG	4,954	13,993
	Hornbach Baumarkt AG	1,315	52,558
	Hornbach Holding AG & Co., KGaA	1,453	135,758
	Hugo Boss AG	6,984	322,137
*	Hypoport SE	347	209,118
	Indus Holding AG	2,484	103,272
*	Instone Real Estate Group AG	3,697	109,924
	IVU Traffic Technologies AG	1,595	33,954
	Jenoptik AG	6,077	185,914
*	JOST Werke AG	1,440	94,749
	K+S AG	24,555	272,451
*	Kloeckner & Co., SE	8,520	115,490
#*	Koenig & Bauer AG	1,558	44,230
	Krones AG	1,902	165,628
	KSB SE & Co., KGaA	31	12,533
	KWS Saat SE & Co., KGaA	1,165	103,530
	Lanxess AG	9,382	690,444
	Leifheit AG	1,317	75,207
#*	Leoni AG	4,291	60,086
	LPKF Laser & Electronics AG	2,232	59,222
*	Manz AG	726	47,790
*	Medigene AG	1,273	6,446
	METRO AG	9,062	99,062
	MLP SE	8,314	72,865
*	Nagarro SE	979	107,127
	New Work SE	300	91,063
	Nexus AG	1,924	133,030
*	Nordex SE	10,174	293,738
	Norma Group SE	3,611	201,541
*	OHB SE	819	34,920
	Patrizia AG	5,848	159,989
	Pfeiffer Vacuum Technology AG	675	131,111
	PNE AG	10,341	93,532
*	ProSiebenSat.1 Media SE	24,316	528,110
	PSI Software AG	1,437	55,102
*	PVA TePla AG	2,550	75,782
	q.beyond AG	12,522	28,993
	Rheinmetall AG	5,211	543,711
*	RTL Group SA	234	13,758
#*	S&T AG	5,640	153,104
*	SAF-Holland SE	7,645	125,447
*	Salzgitter AG	6,237	198,376
*	Schaltbau Holding AG	369	15,263
	Secunet Security Networks AG	157	67,183
*	SGL Carbon SE	6,333	47,141
	Siltronic AG	2,238	377,134

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Sixt SE	1,387	$192,424
*	SMA Solar Technology AG	1,707	97,596
	Software AG	5,783	250,491
	Stabilus SA	2,641	206,212
	STRATEC SE	769	108,892
	Stroeer SE & Co., KGaA	3,291	280,469
	Suedzucker AG	8,378	137,185
*	SUESS MicroTec SE	2,434	79,187
*	Surteco Group SE	1,107	36,609
	TAG Immobilien AG	16,544	511,641
*	Takkt AG	5,172	87,507
*	Technotrans SE	1,129	37,107
*	Thyssenkrupp AG	41,026	548,472
	Traffic Systems SE	408	18,452
	United Internet AG	562	23,637
*	va-Q-tec AG	307	12,072
#*	Varta AG	1,521	221,214
#	VERBIO Vereinigte BioEnergie AG	4,297	216,710
*	Vossloh AG	1,221	64,976
	Wacker Chemie AG	1,917	289,121
*	Wacker Neuson SE	3,888	104,537
*	Washtec AG	972	62,738
	Wuestenrot & Wuerttembergische AG	3,125	67,984
	Zeal Network SE	1,169	61,318
*	zooplus AG	718	227,031

TOTAL GERMANY			20,974,449

HONG KONG — (2.2%)
*	Aceso Life Science Group, Ltd.	202,400	5,281
	Aeon Credit Service Asia Co., Ltd.	12,000	8,014
	Allied Group, Ltd.	206,000	90,879
	APAC Resources, Ltd.	9,853	1,657
#*	Apollo Future Mobility Group, Ltd.	136,000	8,032
	Asia Financial Holdings, Ltd.	54,874	26,868
*	Asia Standard International Group, Ltd.	98,940	15,914
	ASM Pacific Technology, Ltd.	27,600	416,854
	Associated International Hotels, Ltd.	28,000	50,021
	Bank of East Asia, Ltd. (The)	2,200	4,613
	BOC Aviation, Ltd.	10,400	93,615
	BOCOM International Holdings Co., Ltd.	44,000	9,836
	BOE Varitronix, Ltd.	82,009	41,738
	Brightoil Petroleum Holdings, Ltd.	248,000	8,981
*	Burwill Holdings, Ltd.	302,000	517
	Cafe de Coral Holdings, Ltd.	42,000	91,169
*	Cathay Pacific Airways, Ltd.	75,000	65,951
	Century City International Holdings, Ltd.	183,340	10,385
	Chen Hsong Holdings	30,000	9,244
	Chevalier International Holdings, Ltd.	4,000	4,965
*	China Baoli Technologies Holdings, Ltd.	145,000	859
*	China Energy Development Holdings, Ltd.	652,000	8,286
	China Motor Bus Co., Ltd.	2,400	32,436
#*	China Star Entertainment, Ltd.	180,000	33,169
*	China Strategic Holdings, Ltd.	1,321,250	22,709
*	China Tonghai International Financial, Ltd.	130,000	4,373
	Chinese Estates Holdings, Ltd.	61,500	30,407
	Chong Hing Bank, Ltd.	21,000	27,704
	Chow Sang Sang Holdings International, Ltd.	49,000	83,297
	Chuang’s Consortium International, Ltd.	100,000	13,884
	CITIC Telecom International Holdings, Ltd.	154,000	55,661

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	CMBC Capital Holdings, Ltd.	570,000	$7,749
	Convenience Retail Asia, Ltd.	50,000	4,568
#*	Convoy Global Holdings, Ltd.	516,000	2,079
	CSI Properties, Ltd.	859,543	27,029
	Dah Sing Banking Group, Ltd.	52,928	58,017
	Dah Sing Financial Holdings, Ltd.	17,806	57,507
	Dickson Concepts International, Ltd.	14,500	7,642
	EC Healthcare	13,000	15,615
*	Emperor Capital Group, Ltd.	270,000	4,616
	Emperor Entertainment Hotel, Ltd.	40,000	6,324
	Emperor International Holdings, Ltd.	140,333	19,997
*	ENM Holdings, Ltd.	144,000	11,840
*	Esprit Holdings, Ltd.	385,875	38,193
	Fairwood Holdings, Ltd.	10,500	23,768
	Far East Consortium International, Ltd.	175,392	62,047
	First Pacific Co., Ltd.	334,000	114,481
*	Genting Hong Kong, Ltd.	30,000	2,237
	Giordano International, Ltd.	160,000	32,078
	Glorious Sun Enterprises, Ltd.	72,000	7,697
	Goldin Financial Holdings, Ltd.	88,000	0
*	Goodbaby International Holdings, Ltd.	129,000	30,842
	Great Eagle Holdings, Ltd.	27,225	95,886
*	G-Resources Group, Ltd.	2,577,000	15,944
	Guotai Junan International Holdings, Ltd.	322,400	58,269
#	Haitong International Securities Group, Ltd.	292,191	91,825
	Hang Lung Group, Ltd.	72,000	188,877
	Hanison Construction Holdings, Ltd.	27,198	4,649
	Harbour Centre Development, Ltd.	13,500	14,141
	HKBN, Ltd.	76,000	111,108
	HKR International, Ltd.	100,386	41,528
	Hong Kong Ferry Holdings Co., Ltd.	23,000	17,775
	Hongkong & Shanghai Hotels, Ltd. (The)	69,883	70,020
	Hongkong Chinese, Ltd.	90,000	7,687
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	162,000	31,457
	Hysan Development Co., Ltd.	64,000	240,933
	IGG, Inc.	95,000	160,133
	International Housewares Retail Co., Ltd.	41,000	14,387
*	IRC, Ltd.	258,000	8,293
	ITC Properties Group, Ltd.	1,760	245
	Jacobson Pharma Corp., Ltd.	56,000	5,623
*	JBM Healthcare, Ltd.	7,000	1,027
	Johnson Electric Holdings, Ltd.	39,875	105,967
	K Wah International Holdings, Ltd.	85,000	42,298
	Kerry Logistics Network, Ltd.	61,000	183,101
	Kerry Properties, Ltd.	54,500	183,627
	Kingston Financial Group, Ltd.	36,000	2,636
	Kowloon Development Co., Ltd.	41,000	48,168
*	Lai Sun Development Co., Ltd.	30,608	24,342
*	Lai Sun Garment International, Ltd.	9,067	6,791
*	Landing International Development, Ltd.	133,200	5,408
	Landsea Green Properties Co., Ltd.	180,000	11,315
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	136,500	19,846
*	Lerthai Group, Ltd.	24,000	2,750
*	Lifestyle International Holdings, Ltd.	55,000	44,558
	Lippo China Resources, Ltd.	586,000	9,860
	Liu Chong Hing Investment, Ltd.	30,000	30,877
	L’Occitane International SA	32,250	92,656
	Luk Fook Holdings International, Ltd.	38,000	94,967

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Lung Kee Bermuda Holdings	26,000	$12,591
	Magnificent Hotel Investment, Ltd.	336,000	5,019
*	Mason Group Holdings, Ltd.	2,829,598	12,688
	MECOM Power and Construction, Ltd.	18,000	10,355
	Melco International Development, Ltd.	60,000	119,005
*	MH Development, Ltd.	40,000	1,120
	Miramar Hotel & Investment	21,000	41,114
	Modern Dental Group, Ltd.	43,000	21,779
	NagaCorp., Ltd.	114,000	121,854
#*	NewOcean Energy Holdings, Ltd.	110,000	7,901
	NWS Holdings, Ltd.	112,000	123,607
	Oriental Watch Holdings	39,606	15,252
*	Oshidori International Holdings, Ltd.	700,200	52,187
	Pacific Andes International Holdings, Ltd.	126,000	444
	Pacific Basin Shipping, Ltd.	531,000	186,067
	Pacific Textiles Holdings, Ltd.	114,000	72,803
	Paliburg Holdings, Ltd.	26,000	7,251
#	PCCW, Ltd.	354,286	204,973
	Perfect Shape Medical, Ltd.	60,000	52,992
	Pico Far East Holdings, Ltd.	96,000	16,918
	Polytec Asset Holdings, Ltd.	208,570	39,246
	Public Financial Holdings, Ltd.	24,000	7,251
	Regal Hotels International Holdings, Ltd.	29,000	15,506
	Regina Miracle International Holdings, Ltd.	43,000	12,657
*	Renco Holdings Group, Ltd.	82,000	2,335
	SEA Holdings, Ltd.	40,046	41,963
*	Shangri-La Asia, Ltd.	100,000	95,197
	Shenwan Hongyuan HK, Ltd.	25,000	3,276
	Shun Ho Property Investments, Ltd.	5,544	929
	Shun Tak Holdings, Ltd.	190,000	60,751
*	Sing Tao News Corp., Ltd.	14,000	1,598
	SITC International Holdings Co., Ltd.	109,000	415,336
	SmarTone Telecommunications Holdings, Ltd.	43,000	25,371
	Soundwill Holdings, Ltd.	4,000	4,424
	Stella International Holdings, Ltd.	55,000	67,767
#*	Summit Ascent Holdings, Ltd.	92,000	9,219
	Sun Hung Kai & Co., Ltd.	74,464	38,328
	SUNeVision Holdings, Ltd.	66,000	68,102
	TAI Cheung Holdings, Ltd.	37,000	23,155
	Television Broadcasts, Ltd.	43,600	47,702
	Texwinca Holdings, Ltd.	112,000	25,646
*	Town Health International Medical Group, Ltd.	330,000	13,807
	Tradelink Electronic Commerce, Ltd.	58,000	9,329
	Transport International Holdings, Ltd.	28,465	59,330
	United Laboratories International Holdings, Ltd. (The)	77,000	63,067
	Upbest Group, Ltd.	148,000	15,584
	Value Partners Group, Ltd.	104,000	73,595
	Vitasoy International Holdings, Ltd.	68,000	262,575
	VPower Group International Holdings, Ltd.	25,000	5,758
	VSTECS Holdings, Ltd.	79,600	78,658
	VTech Holdings, Ltd.	14,400	131,784
	Wai Kee Holdings, Ltd.	52,000	28,232
	Wang On Group, Ltd.	260,000	2,244
*	Wealthking Investments, Ltd.	116,000	12,726
	Wing On Co. International, Ltd.	14,000	31,296
	Wing Tai Properties, Ltd.	56,000	33,189
	Yue Yuen Industrial Holdings, Ltd.	85,500	213,986
*	Yunfeng Financial Group, Ltd.	54,000	20,611
#	Zensun Enterprises, Ltd.	100,000	7,201
*	Zhaobangji Properties Holdings, Ltd.	192,000	17,273

TOTAL HONG KONG			7,072,543

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (0.4%)
*	AIB Group P.L.C.	25,473	$74,418
*	Bank of Ireland Group P.L.C.	83,799	491,048
*	Cairn Homes P.L.C.	55,311	71,954
*	Datalex P.L.C.	874	546
*	FBD Holdings P.L.C.	1,308	12,169
*	FBD Holdings P.L.C.	2,754	25,975
	Glanbia P.L.C.	20,395	300,033
*	Glenveagh Properties P.L.C.	20,132	22,067
*	Irish Continental Group P.L.C.	12,783	69,907
*	Irish Continental Group P.L.C.	3,760	21,203
	Kenmare Resources P.L.C.	255	1,534
*	Permanent TSB Group Holdings P.L.C.	10,745	17,554

TOTAL IRELAND			1,108,408

ISRAEL — (1.4%)
	Adgar Investment and Development, Ltd.	4,144	8,460
	Afcon Holdings, Ltd.	210	12,789
*	AFI Properties, Ltd.	2,347	97,446
#	Africa Israel Residences, Ltd.	409	21,278
*	Airport City, Ltd.	3,636	60,375
*	Allot, Ltd.	3,228	59,672
*	Alrov Properties and Lodgings, Ltd.	854	44,716
	Arad, Ltd.	731	10,234
	Ashtrom Group, Ltd.	5,658	121,834
	Atreyu Capital Markets, Ltd.	628	9,698
*	Azorim-Investment Development & Construction Co., Ltd.	21,056	86,844
#	Bayside Land Corp., Ltd.	12,319	112,880
*	Bet Shemesh Engines Holdings 1997, Ltd.	859	19,130
*	Big Shopping Centers, Ltd.	632	76,160
	Blue Square Real Estate, Ltd.	808	59,312
*	Brack Capital Properties NV.	328	30,643
*	Camtek, Ltd.	1,575	54,184
	Carasso Motors, Ltd.	2,736	14,239
*	Cellcom Israel, Ltd.	7,200	27,837
*	Cellcom Israel, Ltd.	4,034	15,390
*	Clal Insurance Enterprises Holdings, Ltd.	5,191	93,337
	Danel Adir Yeoshua, Ltd.	595	103,592
	Delek Automotive Systems, Ltd.	4,148	51,283
*	Delek Group, Ltd.	649	28,338
	Delta-Galil Industries, Ltd.	1,324	36,312
	Dor Alon Energy in Israel 1988, Ltd.	633	16,287
	Duniec Brothers, Ltd.	382	16,358
	Electra Consumer Products 1970, Ltd.	1,818	85,131
	Electra Real Estate, Ltd.	1,694	15,808
	Electra, Ltd.	177	98,045
#*	Enlight Renewable Energy, Ltd.	73,642	153,404
*	Equital, Ltd.	2,435	63,465
*	Evogene Ltd.	5,200	22,672
	FMS Enterprises Migun, Ltd.	605	17,696
	Formula Systems 1985, Ltd.	1,241	118,785
	Fox Wizel, Ltd.	1,280	148,097
	Gilat Satellite Networks, Ltd.	4,321	44,296
	Hadera Paper, Ltd.	335	23,506
	Harel Insurance Investments & Financial Services, Ltd.	14,091	147,580

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Hilan, Ltd.	1,842	$96,174
	IDI Insurance Co., Ltd.	657	25,399
	IES Holdings, Ltd.	230	15,195
	Inrom Construction Industries, Ltd.	10,041	53,272
	Isracard, Ltd.	10,328	38,582
#	Israel Canada T.R, Ltd.	14,745	55,863
	Israel Land Development - Urban Renewal, Ltd.	1,020	13,257
	Isras Investment Co., Ltd.	192	41,908
*	Issta Lines, Ltd.	538	11,769
*	Kamada, Ltd.	3,545	21,588
	Kenon Holdings, Ltd.	2,532	83,374
	Kerur Holdings, Ltd.	747	22,494
	Magic Software Enterprises, Ltd.	3,180	52,120
#	Magic Software Enterprises, Ltd.	2,800	47,462
	Malam - Team, Ltd.	1,290	42,027
	Matrix IT, Ltd.	3,427	90,176
	Maytronics, Ltd.	5,889	119,914
	Mediterranean Towers, Ltd.	10,111	30,933
	Mega Or Holdings, Ltd.	2,038	67,451
*	Mehadrin, Ltd.	58	2,644
	Meitav Dash Investments, Ltd.	2,665	15,604
	Menora Mivtachim Holdings, Ltd.	3,551	77,478
*	Migdal Insurance & Financial Holdings, Ltd.	44,849	53,427
	Mivne Real Estate KD, Ltd.	46,824	128,418
#	Mivtach Shamir Holdings, Ltd.	615	20,290
*	Naphtha Israel Petroleum Corp., Ltd.	4,099	19,288
	Nawi Brothers, Ltd.	3,445	23,768
	Neto ME Holdings, Ltd.	211	8,602
*	Nova Measuring Instruments, Ltd.	1,052	100,943
	Novolog, Ltd.	11,080	10,112
*	Oil Refineries, Ltd.	171,653	47,234
	One Software Technologies, Ltd.	535	67,028
*	OPC Energy, Ltd.	1,067	10,657
*	Partner Communications Co., Ltd.	18,545	80,739
	Paz Oil Co., Ltd.	1,048	115,453
*	Perion Network, Ltd.	2,088	36,100
	Phoenix Holdings, Ltd. (The)	10,796	95,859
	Plasson Industries, Ltd.	283	14,913
*	Pluristem Therapeutics, Inc.	747	3,528
	Priortech, Ltd.	1,206	31,173
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,016	71,188
	Raval Ics, Ltd.	2,775	8,966
	Sano-Brunos Enterprises, Ltd.	57	5,368
	Scope Metals Group, Ltd.	872	25,151
*	Shikun & Binui, Ltd.	332	2,232
	Shufersal, Ltd.	2,461	19,917
*	Summit Real Estate Holdings, Ltd.	4,648	75,719
	Tadiran Holdings, Ltd.	257	27,889
#	Victory Supermarket Chain, Ltd.	648	15,374
	YH Dimri Construction & Development, Ltd.	721	42,833

TOTAL ISRAEL			4,413,966

ITALY — (3.1%)
	A2A SpA	182,222	356,421
	ACEA SpA	7,126	161,789
#*	Amplifon SpA	3,968	167,470
	Anima Holding SpA	36,934	190,801
*	Aquafil SpA	1,320	9,497
*	Arnoldo Mondadori Editore SpA	28,311	53,317

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Ascopiave SpA	6,034	$29,408
#*	Autogrill SpA	16,142	133,614
*	Avio SpA	1,784	29,685
	Azimut Holding SpA	11,244	269,018
*	Banca Carige SpA	14	5
*	Banca Generali SpA	5,355	204,749
*	Banca IFIS SpA	3,794	51,852
*	Banca Mediolanum SpA	13,587	126,773
*	Banca Popolare di Sondrio SCPA	55,544	233,532
#	Banca Profilo SpA	12,870	3,550
*	Banca Sistema SpA	3,568	8,921
#	Banco BPM SpA	187,440	533,116
	Banco di Desio e della Brianza SpA	5,000	17,180
	Be Shaping The Future SpA	9,147	16,811
	BFF Bank SpA	13,300	119,083
*	Biesse SpA	588	17,297
*	BPER Banca	123,187	280,683
*	Brunello Cucinelli SpA	3,394	172,766
	Buzzi Unicem SpA	12,066	321,935
*	Cairo Communication SpA	12,430	26,681
	Carel Industries SpA	3,180	71,219
*	Carraro SpA	2,536	7,225
	Cementir Holding NV	6,965	77,724
*	Cerved Group SpA	15,080	176,901
*	CIR SpA-Compagnie Industriali	126,704	71,535
*	Credito Emiliano SpA	11,347	70,048
	Danieli & C Officine Meccaniche SpA	2,341	37,497
#	Danieli & C Officine Meccaniche SpA	2,502	61,392
	De’ Longhi SpA	7,541	329,617
	DeA Capital SpA	11,197	19,668
*	doValue SpA	1,125	13,951
*	Emak SpA	6,798	11,347
	ERG SpA	6,710	200,582
*	Esprinet SpA	5,827	94,383
*	Eurotech SpA	5,018	30,773
#	Fiera Milano SpA	4,851	21,281
*	Fila SpA	939	10,739
#*	Fincantieri SpA	58,307	44,977
*	FNM SpA	21,790	17,273
*	Freni Brembo SpA	5,274	65,637
#*	Geox SpA	8,460	9,055
	Gruppo MutuiOnline SpA	3,477	186,890
#*	Guala Closures SpA	6,638	66,308
	Hera SpA	95,599	384,697
*	IMMSI SpA	26,564	14,873
*	Intek Group SpA	17,854	7,082
	Interpump Group SpA	2,307	122,802
	Iren SpA	69,654	207,902
	Italgas SpA	55,839	364,173
	Italmobiliare SpA	1,450	51,406
*	IVS Group SA	1,842	13,701
#*	Juventus Football Club SpA	58,440	51,290
	La Doria SpA	1,865	38,366
	Leonardo SpA	27,200	221,970
	Maire Tecnimont SpA	20,289	64,908
#*	Mariella Burani Fashion Group S.p.A.	422	0
*	Mediaset SpA	41,897	133,781
*	Mediobanca Banca di Credito Finanziario SpA	12,874	145,405
	Openjobmetis SpA agenzia per il lavoro	845	8,856

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	OVS SpA	28,516	$57,535
	Piaggio & C SpA	22,030	85,315
*	Pirelli & C SpA	42,465	238,596
*	Prima Industrie SpA	444	11,154
	Prysmian SpA	8,295	259,522
	RAI Way SpA	10,541	61,880
	Reno de Medici SpA	26,327	33,112
	Reply SpA	2,269	308,474
*	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	19,421
	Sabaf SpA	1,277	34,552
*	Safilo Group SpA	2,996	3,829
#	Saipem SpA	76,461	176,298
#*	Saras SpA	73,078	50,402
*	Sesa SpA	768	106,526
#*	Societa Cattolica di Assicurazioni SC	23,798	141,064
*	Sogefi SpA	3,015	5,122
	SOL SpA	3,646	72,290
	Tamburi Investment Partners SpA	15,032	141,133
*	Technogym SpA	11,973	160,398
*	Tinexta S.p.A.	2,718	81,591
*	Tod’s SpA	1,112	52,315
*	TXT e-solutions SpA	923	8,319
*	Unieuro SpA	1,269	36,878
*	Unipol Gruppo SpA	55,252	301,959
#	UnipolSai Assicurazioni SpA	18,397	57,134
#	Webuild SpA	21,276	45,823
	Zignago Vetro SpA	3,545	73,091

TOTAL ITALY			9,686,921

JAPAN — (18.8%)
	77 Bank, Ltd. (The)	7,300	91,684
	A&D Co., Ltd	3,000	35,538
	Abist Co., Ltd.	500	13,512
*	Access Co., Ltd.	3,300	25,715
	Achilles Corp.	1,800	22,991
	Adastria Co., Ltd.	3,140	53,319
	ADEKA Corp.	10,400	202,400
	Ad-sol Nissin Corp.	1,200	29,383
	Advan Co., Ltd.	3,100	26,419
#	Advance Create Co., Ltd.	1,400	13,500
	Adventure, Inc.	300	17,050
	Aeon Delight Co., Ltd.	2,200	67,125
	Aeon Fantasy Co., Ltd.	800	14,674
#	Aeon Hokkaido Corp.	2,900	28,663
#	Aeria, Inc.	2,100	11,764
	Agro-Kanesho Co., Ltd.	900	11,893
	Ahresty Corp.	2,700	11,521
	Ai Holdings Corp.	3,200	61,092
	Aica Kogyo Co., Ltd.	600	21,295
	Aichi Bank, Ltd. (The)	1,200	30,692
	Aichi Corp.	5,600	43,676
	Aichi Steel Corp.	1,500	45,905
	Aichi Tokei Denki Co., Ltd.	300	11,522
	Aida Engineering, Ltd.	6,800	57,166
	Aiful Corp.	38,800	111,628
#	Ain Holdings, Inc.	1,900	105,457
	Aiphone Co., Ltd.	1,800	28,279
	Airport Facilities Co., Ltd.	3,500	19,448
	Airtech Japan, Ltd.	1,000	10,762

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aisan Industry Co., Ltd.	6,170	$43,641
	Aizawa Securities Co., Ltd.	5,200	45,448
	Ajis Co., Ltd.	800	26,908
	Akatsuki Corp.	3,500	11,164
	Akatsuki, Inc.	500	18,327
*	Akebono Brake Industry Co., Ltd.	14,000	23,621
	Akita Bank, Ltd. (The)	2,400	30,169
	Albis Co., Ltd.	800	17,299
	Alconix Corp.	2,600	35,775
	Alinco, Inc.	2,200	20,102
	Alpen Co., Ltd.	2,000	42,652
	Alpha Corp.	500	5,448
	Alps Logistics Co., Ltd.	2,000	17,101
	Altech Corp.	2,310	42,398
	Amano Corp.	5,700	154,868
	Amiyaki Tei Co., Ltd.	300	7,711
	Amuse, Inc.	500	10,258
	Amvis Holdings, Inc.	200	11,675
	Anest Iwata Corp.	3,000	26,766
*	Anicom Holdings, Inc.	3,700	34,391
	AOI Electronics Co., Ltd.	500	12,103
	AOI TYO Holdings, Inc.	2,900	16,229
	AOKI Holdings, Inc.	5,300	29,450
	Aomori Bank, Ltd. (The)	2,600	54,335
#*	Aoyama Trading Co., Ltd.	5,900	44,617
	Aoyama Zaisan Networks Co., Ltd.	1,600	22,829
	Aozora Bank, Ltd.	3,200	68,899
#	Apaman Co., Ltd.	1,800	9,688
	Arakawa Chemical Industries, Ltd.	2,600	28,720
	Arata Corp.	1,300	52,871
	Arcland Service Holdings Co., Ltd.	2,000	39,981
	Arcs Co., Ltd.	4,700	101,143
#	Arealink Co., Ltd.	1,000	11,494
	Argo Graphics, Inc.	1,800	50,581
	Arisawa Manufacturing Co., Ltd.	5,100	45,200
	ARTERIA Networks Corp.	700	9,931
	Artiza Networks, Inc.	900	15,233
	Artnature, Inc.	1,000	6,066
*	Aruhi Corp.	1,800	29,048
	Asahi Co., Ltd.	1,600	21,447
	Asahi Diamond Industrial Co., Ltd.	9,000	41,753
	Asahi Holdings, Inc.	7,400	149,483
	Asahi Kogyosha Co., Ltd.	600	15,698
	Asahi Net, Inc.	1,700	11,191
	Asahi Printing Co., Ltd.	1,100	9,369
	Asahi Yukizai Corp.	2,300	28,712
	Asante, Inc.	1,200	19,849
	Asanuma Corp.	800	32,526
	Ascentech KK.	700	9,332
	Asia Pile Holdings Corp.	4,100	19,072
	ASKA Pharmaceutical Holdings Co., Ltd.	3,300	41,474
	ASKUL Corp.	1,900	69,504
	Asukanet Co., Ltd.	600	5,460
	Ateam, Inc.	1,400	22,501
#	Atom Corp.	10,300	70,723
*	Atrae, Inc.	800	12,303
*	Atsugi Co., Ltd.	4,000	19,791
	Aucnet, Inc.	900	10,673
	Autobacs Seven Co., Ltd.	8,900	119,227

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Avant Corp.	1,700	$27,708
	Avantia Co., Ltd.	1,300	10,787
	Avex, Inc.	5,100	69,776
	Awa Bank, Ltd. (The)	4,100	82,739
	Axial Retailing, Inc.	1,800	71,988
	Bando Chemical Industries, Ltd.	5,100	33,304
	Bank of Iwate, Ltd. (The)	2,000	37,167
	Bank of Nagoya, Ltd. (The)	1,400	34,827
	Bank of Okinawa, Ltd. (The)	2,860	70,147
	Bank of Saga, Ltd. (The)	2,500	30,969
	Bank of the Ryukyus, Ltd.	3,600	23,104
	Baroque Japan, Ltd.	1,700	11,727
	Beenos, Inc.	1,000	27,463
	Belc Co., Ltd.	1,400	74,300
	Bell System24 Holdings, Inc.	2,400	36,226
	Belluna Co., Ltd.	6,900	73,022
	Benesse Holdings, Inc.	3,500	77,286
	BeNEXT Group, Inc.	4,960	64,738
*	Bengo4.com, Inc.	300	25,505
	Bic Camera, Inc.	5,400	55,739
	Biofermin Pharmaceutical Co., Ltd.	400	10,963
	BML, Inc.	2,400	83,030
	Bookoff Group Holdings, Ltd.	1,000	8,975
	Bourbon Corp.	1,100	21,411
	BP Castrol K.K.	1,300	16,649
	Br Holdings Corp.	1,200	6,167
*	BrainPad, Inc.	500	24,101
	Broadleaf Co., Ltd.	8,900	44,594
	Bull-Dog Sauce Co., Ltd.	400	8,521
	Bunka Shutter Co., Ltd.	6,984	61,139
	Business Brain Showa-Ota, Inc.	1,000	17,187
	C Uyemura & Co., Ltd.	800	55,055
	CAC Holdings Corp.	1,700	22,123
#	Can Do Co., Ltd.	1,000	19,726
	Canon Electronics, Inc.	2,600	41,576
	Career Design Center Co., Ltd.	500	4,804
	Carlit Holdings Co., Ltd.	2,600	16,649
	Cawachi, Ltd.	1,600	34,417
*	CellSource Co., Ltd.	200	21,688
	Central Automotive Products, Ltd.	1,600	42,444
	Central Glass Co., Ltd.	3,400	70,099
	Central Security Patrols Co., Ltd.	1,000	26,814
#	Central Sports Co., Ltd.	900	19,489
*	Change, Inc.	3,200	98,133
	Chiba Kogyo Bank, Ltd. (The)	7,400	17,827
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	1,800	27,126
	Chino Corp.	900	10,787
	Chiyoda Co., Ltd.	4,400	35,273
	Chiyoda Integre Co., Ltd.	1,900	32,634
	Chodai Co., Ltd.	900	14,184
	Chofu Seisakusho Co., Ltd.	2,300	42,791
	Chori Co., Ltd.	1,400	19,237
	Chubu Shiryo Co., Ltd.	3,200	39,930
	Chudenko Corp.	3,900	82,860
*	Chuetsu Pulp & Paper Co., Ltd.	1,400	15,596
	Chugai Ro Co., Ltd.	700	13,611
	Chugoku Bank, Ltd. (The)	17,400	137,747
	Chugoku Marine Paints, Ltd.	6,600	59,500
	Chukyo Bank, Ltd. (The)	1,800	27,534

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chuo Spring Co., Ltd.	2,000	$17,593
	Chuo Warehouse Co., Ltd.	1,000	9,963
	CI Takiron Corp.	6,400	39,768
	Citizen Watch Co., Ltd.	38,800	130,554
	Cleanup Corp.	3,800	18,522
	CMIC Holdings Co., Ltd.	1,500	21,954
*	CMK Corp.	6,400	25,633
	cocokara fine, Inc.	2,179	147,749
	Colowide Co., Ltd.	600	10,096
	Computer Engineering & Consulting, Ltd.	2,700	33,434
	Computer Institute of Japan, Ltd.	1,900	15,029
	Comture Corp.	1,800	43,542
	CONEXIO Corp.	2,400	30,476
	Core Corp.	800	11,304
	Corona Corp.	2,600	22,103
	Cosel Co., Ltd.	2,500	24,291
	Cosmo Energy Holdings Co., Ltd.	6,500	139,235
#	Cota Co., Ltd.	1,610	22,145
#*	Create Restaurants Holdings, Inc.	9,000	64,084
	Create SD Holdings Co., Ltd.	1,600	48,515
	Credit Saison Co., Ltd.	6,500	74,935
	Creek & River Co., Ltd.	1,700	24,179
	Cresco, Ltd.	1,800	27,262
	CTI Engineering Co., Ltd.	1,400	31,624
	CTS Co., Ltd.	3,200	24,789
	Curves Holdings Co., Ltd.	4,400	33,159
	Cyberlinks Co., Ltd.	1,300	18,984
	Cybernet Systems Co., Ltd.	1,700	13,246
	Cybozu, Inc.	2,000	45,559
	Dai Nippon Toryo Co., Ltd.	3,400	26,604
	Daibiru Corp.	5,700	66,683
	Daicel Corp.	4,800	37,090
	Dai-Dan Co., Ltd.	1,500	37,504
	Daido Kogyo Co., Ltd.	900	7,007
	Daido Metal Co., Ltd.	5,500	28,022
	Daido Steel Co., Ltd.	3,300	156,574
	Daihatsu Diesel Manufacturing Co., Ltd.	2,400	10,947
	Daihen Corp.	2,200	96,159
	Daiho Corp.	2,400	86,882
	Daiichi Jitsugyo Co., Ltd.	1,000	38,561
	Daiichi Kensetsu Corp.	1,100	20,090
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	2,500	30,059
	Daiichikosho Co., Ltd.	1,100	41,028
	Daiken Corp.	1,400	26,405
	Daiken Medical Co., Ltd.	2,800	14,419
	Daiki Aluminium Industry Co., Ltd.	5,000	44,599
	Daikoku Denki Co., Ltd.	900	7,541
	Daikokutenbussan Co., Ltd.	800	59,771
	Daikyonishikawa Corp.	4,200	29,011
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,600	33,109
	Daiseki Co., Ltd.	3,730	140,569
	Daishi Hokuetsu Financial Group, Inc.	4,500	96,791
	Daito Bank, Ltd. (The)	1,000	5,573
	Daito Pharmaceutical Co., Ltd.	1,450	46,007
	Daitron Co., Ltd.	1,600	27,269
	Daiwa Industries, Ltd.	4,300	43,875
	Daiwabo Holdings Co., Ltd.	10,500	164,222
	DCM Holdings Co., Ltd.	12,800	127,648
	Dear Life Co., Ltd.	5,600	24,370

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	DeNA Co., Ltd.	2,200	$45,010
	Densan System Co., Ltd.	600	17,821
	Denyo Co., Ltd.	2,000	36,623
	Dexerials Corp.	5,900	108,733
	Digital Arts, Inc.	1,000	81,079
	Digital Garage, Inc.	3,100	127,605
	Digital Hearts Holdings Co., Ltd.	1,200	16,327
	Digital Information Technologies Corp.	800	16,220
	Dip Corp.	2,900	80,061
	DKK Co., Ltd.	1,600	36,681
	DKS Co., Ltd.	700	23,292
	DMG Mori Co., Ltd.	11,100	179,475
	Doshisha Co., Ltd.	2,900	48,805
	Doutor Nichires Holdings Co., Ltd.	3,112	46,462
	Dowa Holdings Co., Ltd.	3,300	137,920
	DTS Corp.	3,800	89,335
	Duskin Co., Ltd.	4,100	97,387
	DyDo Group Holdings, Inc.	1,400	64,916
	Eagle Industry Co., Ltd.	4,100	43,532
	Earth Corp.	1,200	66,209
	Ebara Foods Industry, Inc.	800	19,254
	Ebara Jitsugyo Co., Ltd.	900	39,826
	Ebase Co., Ltd.	1,800	15,709
	Eco’s Co., Ltd.	800	13,550
	EDION Corp.	9,300	98,915
	Edulab, Inc.	300	19,677
#	EF-ON, Inc.	1,080	10,143
	eGuarantee, Inc.	2,300	44,243
	E-Guardian, Inc.	1,100	28,177
	Ehime Bank, Ltd. (The)	4,800	39,553
	Eidai Co., Ltd.	3,000	8,867
	Eiken Chemical Co., Ltd.	3,200	63,789
	Eizo Corp.	2,000	74,313
	Elan Corp.	2,600	30,947
	Elecom Co., Ltd.	2,800	58,813
	Elematec Corp.	1,800	20,245
	Endo Lighting Corp.	1,700	10,576
	Enigmo, Inc.	2,600	29,594
	en-japan, Inc.	3,500	106,167
	Enplas Corp.	1,000	38,392
	EPS Holdings, Inc.	4,300	46,061
	eRex Co., Ltd.	2,300	38,008
	ES-Con Japan, Ltd.	3,600	24,228
	Escrow Agent Japan, Inc.	3,500	8,232
	Eslead Corp.	1,000	14,467
	ESPEC Corp.	2,400	41,500
	Exedy Corp.	4,200	60,302
	FALCO HOLDINGS Co., Ltd.	1,400	21,390
	FAN Communications, Inc.	6,200	22,104
	FCC Co., Ltd.	4,400	70,812
#*	FDK Corp.	1,100	14,111
	Feed One Co., Ltd.	3,920	30,834
	Ferrotec Holdings Corp.	5,400	120,448
*	FFRI Security, Inc.	400	7,221
	Fibergate, Inc.	1,100	15,200
	FIDEA Holdings Co., Ltd.	30,500	34,622
	Fields Corp.	3,000	13,706
	FINDEX, Inc.	1,700	18,574
	First Bank of Toyama, Ltd. (The)	4,700	12,044

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	First Juken Co., Ltd.	900	$10,379
	Fixstars Corp.	3,000	26,767
	FJ Next Co., Ltd.	1,300	12,136
	Focus Systems Corp.	1,700	13,858
	Foster Electric Co., Ltd.	3,400	36,356
	France Bed Holdings Co., Ltd.	3,800	31,385
#*	Freebit Co., Ltd.	2,000	16,477
	Freund Corp.	1,700	11,855
	F-Tech, Inc.	1,600	10,158
	FTGroup Co., Ltd.	1,100	13,611
	Fudo Tetra Corp.	1,930	32,884
	Fuji Co., Ltd.	2,600	49,144
	Fuji Corp.	4,700	125,108
	Fuji Corp.	1,600	18,976
	Fuji Corp., Ltd.	5,200	32,644
	Fuji Kyuko Co., Ltd.	800	38,308
*	Fuji Oil Co., Ltd.	8,300	17,592
	Fuji Pharma Co., Ltd.	2,000	21,902
	Fuji Seal International, Inc.	5,000	111,017
	Fuji Soft, Inc.	2,800	140,259
	Fujibo Holdings, Inc.	1,500	60,825
	Fujicco Co., Ltd.	2,200	38,652
	Fujikura Composites, Inc.	1,100	4,764
	Fujikura Kasei Co., Ltd.	4,200	20,408
*	Fujikura, Ltd.	29,700	153,097
	Fujimori Kogyo Co., Ltd.	1,900	71,607
	Fujitec Co., Ltd.	3,700	83,663
	Fujiya Co., Ltd.	500	9,805
	Fukuda Corp.	1,000	43,017
	Fukuda Denshi Co., Ltd.	600	47,676
	Fukui Bank, Ltd. (The)	2,700	42,078
	Fukui Computer Holdings, Inc.	900	34,929
*	Fukushima Galilei Co., Ltd.	1,600	58,838
	Fukuyama Transporting Co., Ltd.	1,500	57,564
	FULLCAST Holdings Co., Ltd.	2,000	34,798
*	Funai Electric Co., Ltd.	3,600	30,116
	Funai Soken Holdings, Inc.	3,060	54,313
#	Furukawa Battery Co., Ltd. (The)	2,400	35,462
	Furukawa Co., Ltd.	4,100	46,437
	Furukawa Electric Co., Ltd.	7,600	201,589
	Furuno Electric Co., Ltd.	3,500	34,134
	Furusato Industries, Ltd.	1,600	18,881
#	Furuya Metal Co., Ltd.	400	34,754
	Furyu Corp.	300	2,682
	Fuso Chemical Co., Ltd.	1,400	50,414
	Fuso Pharmaceutical Industries, Ltd.	1,100	23,774
	Futaba Corp.	5,300	41,768
	Futaba Industrial Co., Ltd.	8,700	41,272
	Future Corp.	2,900	53,698
	Fuyo General Lease Co., Ltd.	2,100	139,915
	G-7 Holdings, Inc.	1,000	26,643
	Gakken Holdings Co., Ltd.	2,000	25,313
#	Gakkyusha Co., Ltd.	1,000	11,711
	Gakujo Co., Ltd.	800	10,154
	GCA Corp.	2,900	21,482
	Gecoss Corp.	2,000	16,360
	Genki Sushi Co., Ltd.	800	17,585
	Genky DrugStores Co., Ltd.	1,000	30,400
	Geo Holdings Corp.	3,800	39,446

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	giftee, Inc.	400	$11,761
	Giken, Ltd.	1,300	55,627
	GL Sciences, Inc.	600	14,383
	GLOBERIDE, Inc.	1,000	39,428
	Glory, Ltd.	5,000	107,348
#	GMO Financial Holdings, Inc.	4,400	33,920
	GMO GlobalSign Holdings K.K.	400	21,546
	Godo Steel, Ltd.	1,600	25,688
	Goldcrest Co., Ltd.	2,590	37,602
	Golf Digest Online, Inc.	1,000	13,361
#	Good Com Asset Co., Ltd.	900	11,474
*	Grace Technology, Inc.	1,600	39,077
	Gree, Inc.	13,200	69,056
	GS Yuasa Corp.	6,400	173,239
	G-Tekt Corp.	3,300	42,084
	Gun-Ei Chemical Industry Co., Ltd.	700	15,253
	GungHo Online Entertainment, Inc.	4,000	76,090
	Gunma Bank, Ltd. (The)	38,500	125,947
	Gunze, Ltd.	2,200	77,964
	H.U. Group Holdings, Inc.	5,800	189,734
	H2O Retailing Corp.	11,700	91,676
	HABA Laboratories, Inc.	400	16,433
	Hachijuni Bank, Ltd. (The)	24,200	82,736
	Hagihara Industries, Inc.	1,400	18,164
	Hagiwara Electric Holdings Co., Ltd.	1,000	23,667
	Hakudo Co., Ltd.	800	12,282
	Hakuto Co., Ltd.	2,500	28,504
	Halows Co., Ltd.	1,100	29,529
	Hamakyorex Co., Ltd.	2,200	61,911
#	Handsman Co., Ltd.	800	12,340
	Hanwa Co., Ltd.	4,500	133,717
	Happinet Corp.	2,800	37,798
	Harima Chemicals Group, Inc.	2,500	20,987
	Hashimoto Sogyo Holdings Co., Ltd.	700	16,795
	Hazama Ando Corp.	19,410	148,130
	Heiwa Corp.	5,700	96,632
	Heiwa Real Estate Co., Ltd.	3,600	122,592
	Heiwado Co., Ltd.	3,600	73,196
*	Hennge KK	200	14,184
	Hibiya Engineering, Ltd.	2,400	40,737
	HI-LEX Corp.	3,300	50,290
	Hinokiya Group Co., Ltd.	400	9,290
	Hioki EE Corp.	1,100	53,941
	Hirakawa Hewtech Corp.	1,200	14,491
*	Hiramatsu, Inc.	2,300	3,219
	Hirano Tecseed Co., Ltd.	1,100	27,000
	Hirogin Holdings, Inc.	29,500	163,072
	Hiroshima Gas Co., Ltd.	6,100	20,981
	Hisaka Works, Ltd.	4,200	32,038
	Hitachi Zosen Corp.	16,500	124,784
	Hito Communications Holdings, Inc.	1,000	18,895
	Hochiki Corp.	1,700	19,708
	Hodogaya Chemical Co., Ltd.	800	31,134
	Hogy Medical Co., Ltd.	2,200	66,478
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	22,818
	Hokkaido Electric Power Co., Inc.	20,800	99,105
	Hokkaido Gas Co., Ltd.	1,600	22,801
	Hokkan Holdings, Ltd.	1,200	15,557
	Hokko Chemical Industry Co., Ltd.	3,300	30,755

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokkoku Bank, Ltd. (The)	2,300	$51,219
	Hokuetsu Corp.	14,900	77,298
	Hokuetsu Industries Co., Ltd.	2,800	27,178
	Hokuhoku Financial Group, Inc.	14,800	124,703
	Hokuriku Electric Industry Co., Ltd.	400	3,349
	Hokuriku Electric Power Co.	20,400	123,907
	Hokuriku Electrical Construction Co., Ltd.	1,500	15,596
	Hokuto Corp.	2,800	50,915
	Honda Tsushin Kogyo Co., Ltd.	1,400	6,281
	H-One Co., Ltd.	4,000	28,850
#	Honeys Holdings Co., Ltd.	2,670	25,973
	Hoosiers Holdings	5,300	31,939
	Hosiden Corp.	7,500	71,161
	Hosokawa Micron Corp.	1,000	56,934
#*	Hotland Co., Ltd.	1,300	15,585
	House Do Co., Ltd.	600	5,689
	Howa Machinery, Ltd.	2,200	18,516
	Hyakugo Bank, Ltd. (The)	26,900	78,058
	Hyakujushi Bank, Ltd. (The)	3,400	47,428
	IBJ, Inc.	1,100	9,066
	Ichibanya Co., Ltd.	1,400	61,700
	Ichigo, Inc.	27,200	85,015
	Ichiken Co., Ltd.	700	12,059
	Ichikoh Industries, Ltd.	4,000	25,645
	Ichimasa Kamaboko Co., Ltd.	1,100	12,553
	Ichinen Holdings Co., Ltd.	3,100	36,153
	Ichiyoshi Securities Co., Ltd.	7,100	40,280
	Icom, Inc.	1,500	35,757
	ID Holdings Corp.	1,300	15,907
	IDEA Consultants, Inc.	500	8,240
	Idec Corp.	4,000	61,379
	IDOM, Inc.	8,500	49,201
	Ihara Science Corp.	1,200	18,693
	Iino Kaiun Kaisha, Ltd.	10,400	51,996
	IJTT Co., Ltd.	2,100	10,557
	I’ll, Inc.	900	14,339
*	Imagica Group, Inc.	2,700	12,545
	Imasen Electric Industrial	901	5,835
	Imuraya Group Co., Ltd.	1,100	24,133
	Inaba Denki Sangyo Co., Ltd.	5,200	121,607
	Inaba Seisakusho Co., Ltd.	1,700	22,815
	Inabata & Co., Ltd.	5,900	88,902
	Ines Corp.	2,000	25,699
	I-Net Corp.	1,600	21,433
	Infocom Corp.	2,100	53,713
	Infomart Corp.	18,400	173,477
	Information Services International-Dentsu, Ltd.	2,200	81,077
	Innotech Corp.	2,400	28,535
	Insource Co., Ltd.	2,500	56,048
	Intage Holdings, Inc.	3,800	46,422
	Inter Action Corp.	1,600	36,305
	Internet Initiative Japan, Inc.	3,200	71,296
	Inui Global Logistics Co., Ltd.	2,525	25,881
	I-PEX, Inc.	1,400	23,898
	IPS, Inc.	400	9,223
	Iriso Electronics Co., Ltd.	2,400	113,881
#	I’rom Group Co., Ltd.	900	20,069
*	Iseki & Co., Ltd.	2,500	35,570
	Ishihara Chemical Co., Ltd.	700	13,475

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ishihara Sangyo Kaisha, Ltd.	4,400	$36,633
	Itfor, Inc.	3,600	25,744
	ITmedia, Inc.	1,700	29,893
	Itochu Enex Co., Ltd.	6,800	64,868
	Itochu-Shokuhin Co., Ltd.	900	40,652
	Itoham Yonekyu Holdings, Inc.	11,000	70,767
	Itoki Corp.	4,500	15,407
*	Itokuro, Inc.	600	5,804
	IwaiCosmo Holdings, Inc.	2,900	47,207
	Iwaki Co., Ltd.	1,300	11,271
	Iwasaki Electric Co., Ltd.	400	5,451
	Iwatsu Electric Co., Ltd.	300	2,533
	Iwatsuka Confectionery Co., Ltd.	500	19,803
	Iyo Bank, Ltd. (The)	21,400	118,036
	J Front Retailing Co., Ltd.	8,400	80,206
#*	J Trust Co., Ltd.	11,300	24,811
	JAC Recruitment Co., Ltd.	1,600	24,856
	Jaccs Co., Ltd.	2,800	54,761
	Jafco Group Co., Ltd.	3,500	251,958
*	Jalux, Inc.	800	11,993
*	Jamco Corp.	1,500	12,619
	Janome Sewing Machine Co., Ltd.	2,299	16,127
	Japan Asia Group, Ltd.	3,100	26,163
*	Japan Asset Marketing Co., Ltd.	22,400	23,362
	Japan Aviation Electronics Industry, Ltd.	5,000	89,254
	Japan Best Rescue System Co., Ltd.	1,200	7,707
*	Japan Cash Machine Co., Ltd.	3,300	17,747
*	Japan Display, Inc.	40,800	17,115
	Japan Elevator Service Holdings Co., Ltd.	3,400	68,230
	Japan Foundation Engineering Co., Ltd.	2,900	13,032
	Japan Investment Adviser Co., Ltd.	1,100	16,211
	Japan Lifeline Co., Ltd.	5,100	71,877
	Japan Material Co., Ltd.	5,400	62,764
	Japan Medical Dynamic Marketing, Inc.	1,870	36,161
	Japan Petroleum Exploration Co., Ltd.	4,700	87,132
	Japan Property Management Center Co., Ltd.	900	10,488
	Japan Pulp & Paper Co., Ltd.	1,600	53,114
	Japan Securities Finance Co., Ltd.	10,900	80,433
	Japan Steel Works, Ltd. (The)	7,100	172,475
	Japan Transcity Corp.	3,000	13,618
	Japan Wool Textile Co., Ltd. (The)	6,000	53,616
	Jastec Co., Ltd.	1,200	13,787
	JBCC Holdings, Inc.	2,000	25,521
	JCU Corp.	2,500	87,894
	Jeol, Ltd.	3,400	191,192
*	JIG-SAW, Inc.	300	43,841
	Jimoto Holdings, Inc.	2,110	13,314
	JINS Holdings, Inc.	1,300	91,207
#	JK Holdings Co., Ltd.	2,500	18,262
	JM Holdings Co., Ltd.	500	9,444
	JMS Co., Ltd.	2,200	20,348
*	Joban Kosan Co., Ltd.	1,100	14,190
	J-Oil Mills, Inc.	2,200	37,176
	Joshin Denki Co., Ltd.	2,200	55,588
	Joyful Honda Co., Ltd.	2,400	29,561
	JP-Holdings, Inc.	6,800	19,295
	JSB Co., Ltd.	600	18,084
	JSP Corp.	1,900	30,923
*	JTOWER, Inc.	800	57,148

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Juki Corp.	3,700	$29,247
	Juroku Bank, Ltd. (The)	4,100	75,689
	JVCKenwood Corp.	23,070	50,143
	K&O Energy Group, Inc.	2,300	30,085
	Kadokawa Corp.	2,069	82,477
	Kadoya Sesame Mills, Inc.	400	15,373
	Kaga Electronics Co., Ltd.	1,900	41,890
	Kaken Pharmaceutical Co., Ltd.	2,200	90,708
	Kakiyasu Honten Co., Ltd.	1,100	24,942
	Kameda Seika Co., Ltd.	1,200	50,436
	Kamei Corp.	3,600	36,929
	Kanaden Corp.	1,900	19,514
	Kanagawa Chuo Kotsu Co., Ltd.	800	26,552
	Kanamic Network Co., Ltd.	1,800	11,018
#	Kanamoto Co., Ltd.	4,200	103,037
	Kandenko Co., Ltd.	10,100	86,338
	Kaneka Corp.	3,900	151,896
	Kaneko Seeds Co., Ltd.	900	12,941
	Kanematsu Corp.	8,305	109,473
	Kanematsu Electronics, Ltd.	1,100	37,748
	Kansai Super Market, Ltd.	1,800	17,017
	Kanto Denka Kogyo Co., Ltd.	6,400	50,440
*	Kasai Kogyo Co., Ltd.	3,100	12,327
	Katakura Industries Co., Ltd.	2,700	34,298
	Katitas Co., Ltd.	3,700	110,845
	Kato Sangyo Co., Ltd.	2,900	85,079
	Kato Works Co., Ltd.	1,600	15,023
	Kawada Technologies, Inc.	600	24,100
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	37,857
*	Kawasaki Kisen Kaisha, Ltd.	5,100	142,201
	KeePer Technical Laboratory Co., Ltd.	1,600	33,994
	Keihanshin Building Co., Ltd.	4,100	55,895
	Keiyo Bank, Ltd. (The)	14,800	56,225
#	Keiyo Co., Ltd.	6,700	43,793
	Kenko Mayonnaise Co., Ltd.	2,000	31,740
	KFC Holdings Japan, Ltd.	1,400	37,042
	KH Neochem Co., Ltd.	4,000	95,162
	King Jim Co., Ltd.	3,000	25,856
*	Kintetsu Department Store Co., Ltd.	1,100	30,891
	Kintetsu World Express, Inc.	4,100	98,923
	Kissei Pharmaceutical Co., Ltd.	3,700	75,186
	Ki-Star Real Estate Co., Ltd.	1,100	36,819
	Kitagawa Corp.	1,600	21,986
	Kita-Nippon Bank, Ltd. (The)	1,000	16,331
	Kitano Construction Corp.	700	15,218
	Kitanotatsujin Corp.	7,800	36,340
	Kito Corp.	2,700	44,094
	Kitz Corp.	7,900	49,505
	Kiyo Bank, Ltd. (The)	7,900	103,906
*	KLab, Inc.	4,100	28,846
	Koa Corp.	3,500	47,804
	Koatsu Gas Kogyo Co., Ltd.	3,600	22,737
*	Kobe Electric Railway Co., Ltd.	899	29,186
	Kobe Steel, Ltd.	31,800	228,952
	Kohnan Shoji Co., Ltd.	2,300	62,212
	Kohsoku Corp.	1,300	16,604
	Koike Sanso Kogyo Co., Ltd.	400	8,257
	Kojima Co., Ltd.	5,300	43,071
	Kokusai Pulp & Paper Co., Ltd.	3,900	8,646

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kokuyo Co., Ltd.	8,900	$137,755
	Komatsu Matere Co., Ltd.	4,000	32,995
	Komatsu Wall Industry Co., Ltd.	1,200	21,265
	KOMEDA Holdings Co., Ltd.	3,900	72,655
	Komehyo Holdings Co., Ltd.	800	6,897
	Komeri Co., Ltd.	3,900	100,118
	Komori Corp.	7,500	51,786
	Konaka Co., Ltd.	1,760	5,306
	Kondotec, Inc.	2,900	26,531
	Konica Minolta, Inc.	27,400	155,402
	Konishi Co., Ltd.	4,000	61,305
	Konoike Transport Co., Ltd.	2,900	30,433
	Koshidaka Holdings Co., Ltd.	4,400	22,239
	Kozo Keikaku Engineering, Inc.	500	13,389
	Krosaki Harima Corp.	800	32,396
	KRS Corp.	1,000	14,874
	KU Holdings Co., Ltd.	2,400	21,337
	Kumagai Gumi Co., Ltd.	4,400	122,540
	Kumiai Chemical Industry Co., Ltd.	8,267	67,285
	Kurabo Industries, Ltd.	1,800	29,910
	Kureha Corp.	2,000	135,274
	Kurimoto, Ltd.	2,000	31,057
	Kuriyama Holdings Corp.	1,000	6,379
*	KYB Corp.	2,300	61,496
	Kyoden Co., Ltd.	1,800	4,977
	Kyodo Printing Co., Ltd.	900	22,243
	Kyoei Steel, Ltd.	2,900	40,577
	Kyokuto Boeki Kaisha, Ltd.	800	9,972
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,800	57,592
	Kyokuto Securities Co., Ltd.	2,600	19,089
	Kyokuyo Co., Ltd.	1,100	29,481
	KYORIN Holdings, Inc.	4,500	78,834
	Kyosan Electric Manufacturing Co., Ltd.	5,000	18,441
	Kyowa Electronic Instruments Co., Ltd.	5,600	19,846
	Kyowa Leather Cloth Co., Ltd.	900	6,079
	Kyushu Financial Group, Inc.	25,600	99,710
	LAC Co., Ltd.	2,400	22,562
	Lacto Japan Co., Ltd.	400	10,088
	LEC, Inc.	3,100	32,428
	Life Corp.	700	22,840
	LIFULL Co., Ltd.	8,200	29,329
	Like Co., Ltd.	1,600	33,806
	Linical Co., Ltd.	1,600	10,362
	Link And Motivation, Inc.	3,900	22,235
	Lintec Corp.	5,200	113,152
	LITALICO, Inc.	400	17,184
*	M&A Capital Partners Co., Ltd.	1,500	69,341
	Macnica Fuji Electronics Holdings, Inc.	6,399	128,931
	Macromill, Inc.	5,600	43,408
	Maeda Corp.	17,200	146,969
	Maeda Kosen Co., Ltd.	1,900	58,677
	Maeda Road Construction Co., Ltd.	2,300	44,225
	Maezawa Kasei Industries Co., Ltd.	2,100	21,310
	Maezawa Kyuso Industries Co., Ltd.	2,400	24,098
	Makino Milling Machine Co., Ltd.	2,800	105,468
	Mandom Corp.	2,100	39,359
	MarkLines Co., Ltd.	1,500	39,637
	Mars Group Holdings Corp.	1,800	25,966
#	Marubun Corp.	1,900	8,895

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Marudai Food Co., Ltd.	2,600	$39,911
	Maruha Nichiro Corp.	4,653	106,524
	Maruichi Steel Tube, Ltd.	2,300	57,571
	Maruka Corp.	800	14,686
	Marusan Securities Co., Ltd.	7,200	41,764
	Maruwa Co., Ltd.	1,000	103,055
	Maruwa Unyu Kikan Co., Ltd.	1,400	24,439
	Maruzen CHI Holdings Co., Ltd.	400	1,421
	Maruzen Co., Ltd.	1,400	28,577
	Maruzen Showa Unyu Co., Ltd.	1,600	46,566
	Marvelous, Inc.	3,300	25,359
	Matching Service Japan Co., Ltd.	600	5,529
	Matsuda Sangyo Co., Ltd.	2,125	43,166
	Matsui Construction Co., Ltd.	3,400	22,375
	Matsui Securities Co., Ltd.	6,900	54,171
	Matsuoka Corp.	700	11,669
	Matsuyafoods Holdings Co., Ltd.	800	25,207
	Max Co., Ltd.	4,000	61,254
*	Maxell Holdings, Ltd.	6,500	76,612
	Maxvalu Tokai Co., Ltd.	1,200	27,192
	MCJ Co., Ltd.	7,400	67,237
	MEC Co., Ltd.	2,100	48,714
	Media Do Co., Ltd.	900	47,158
	Medical Data Vision Co., Ltd.	1,200	20,983
	Medical System Network Co., Ltd.	2,400	18,108
*	MedPeer, Inc.	600	31,447
*	Megachips Corp.	1,400	47,873
	Megmilk Snow Brand Co., Ltd.	5,100	102,318
	Meidensha Corp.	4,600	97,570
	Meiji Electric Industries Co., Ltd.	1,400	18,053
	Meiko Electronics Co., Ltd.	2,400	54,107
	Meiko Network Japan Co., Ltd.	2,600	14,089
	Meisei Industrial Co., Ltd.	5,000	35,010
	Meitec Corp.	2,300	128,092
	Meito Sangyo Co., Ltd.	1,200	16,425
	Meiwa Corp.	4,100	17,550
	Melco Holdings, Inc.	900	34,221
	Members Co., Ltd.	1,500	34,886
	Menicon Co., Ltd.	1,200	72,992
	METAWATER Co., Ltd.	2,600	50,581
	Michinoku Bank, Ltd. (The)	2,400	21,968
	Micronics Japan Co., Ltd.	1,000	15,532
	Mie Kotsu Group Holdings, Inc.	5,900	25,469
	Mikuni Corp.	2,700	7,298
	Milbon Co., Ltd.	2,500	133,120
	Mimaki Engineering Co., Ltd.	1,900	11,198
	Mimasu Semiconductor Industry Co., Ltd.	1,719	43,990
	Ministop Co., Ltd.	1,800	23,469
	Miraial Co., Ltd.	1,100	13,453
	Mirait Holdings Corp.	9,000	145,527
	Miroku Jyoho Service Co., Ltd.	1,600	26,734
	Mitani Corp.	1,200	78,110
	Mitani Sangyo Co., Ltd.	3,900	14,404
	Mitani Sekisan Co., Ltd.	1,200	41,835
#	Mito Securities Co., Ltd.	10,500	29,453
*	Mitsuba Corp.	5,000	30,150
	Mitsubishi Kakoki Kaisha, Ltd.	1,000	24,481
	Mitsubishi Logisnext Co., Ltd.	4,000	47,626
*	Mitsubishi Paper Mills, Ltd.	6,500	20,471

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Pencil Co., Ltd.	4,000	$53,158
	Mitsubishi Research Institute, Inc.	1,100	41,496
	Mitsubishi Shokuhin Co., Ltd.	1,900	51,492
*	Mitsubishi Steel Manufacturing Co., Ltd.	2,300	16,953
	Mitsuboshi Belting, Ltd.	3,500	53,596
*	Mitsui E&S Holdings Co., Ltd.	10,000	48,819
	Mitsui High-Tec, Inc.	2,200	85,432
	Mitsui Matsushima Holdings Co., Ltd.	2,000	17,081
	Mitsui Mining & Smelting Co., Ltd.	6,900	234,890
	Mitsui Sugar Co., Ltd.	2,400	39,697
	Mitsui-Soko Holdings Co., Ltd.	2,900	58,584
	Mitsuuroko Group Holdings Co., Ltd.	4,400	57,534
	Mixi, Inc.	3,900	99,886
	Miyaji Engineering Group, Inc.	900	18,930
	Miyazaki Bank, Ltd. (The)	2,000	40,416
	Miyoshi Oil & Fat Co., Ltd.	1,100	12,199
	Mizuho Leasing Co., Ltd.	2,900	86,773
	Mizuno Corp.	2,500	49,324
	Mochida Pharmaceutical Co., Ltd.	700	24,412
	Modec, Inc.	2,300	43,825
	Monex Group, Inc.	13,600	105,069
	Monogatari Corp. (The)	1,200	81,224
	MORESCO Corp.	1,100	10,916
	Morinaga & Co., Ltd.	2,100	69,972
	Morinaga Milk Industry Co., Ltd.	2,200	120,294
	Moriroku Holdings Co., Ltd.	900	16,635
	Morita Holdings Corp.	3,900	56,888
	Morito Co., Ltd.	2,600	14,385
	Morozoff, Ltd.	300	14,733
	Mory Industries, Inc.	900	20,671
	MrMax Holdings, Ltd.	4,600	27,427
	MTI, Ltd.	4,500	31,069
	Mugen Estate Co., Ltd.	1,600	7,094
	Murakami Corp.	1,000	28,755
	Musashi Seimitsu Industry Co., Ltd.	5,800	101,442
	Musashino Bank, Ltd. (The)	4,100	61,031
#	NAC Co., Ltd.	1,100	9,285
	Nachi-Fujikoshi Corp.	1,700	64,897
	Nafco Co., Ltd.	2,100	42,342
	Nagaileben Co., Ltd.	1,000	23,441
	Nagano Bank, Ltd. (The)	1,300	13,889
	Nagano Keiki Co., Ltd.	2,100	22,888
	Nagase & Co., Ltd.	11,800	177,830
	Nagatanien Holdings Co., Ltd.	1,000	20,217
	Nagawa Co., Ltd.	400	30,231
	Nakabayashi Co., Ltd.	3,300	18,058
	Nakamuraya Co., Ltd.	600	20,869
	Nakanishi, Inc.	3,600	73,811
	Nakayama Steel Works, Ltd.	3,500	13,833
	Namura Shipbuilding Co., Ltd.	7,996	13,469
	Nanto Bank, Ltd. (The)	4,000	66,889
	Natori Co., Ltd.	700	12,217
	NEC Capital Solutions, Ltd.	900	16,723
	Neturen Co., Ltd.	3,800	18,864
	New Art Holdings Co., Ltd.	1,000	9,265
	Nextage Co., Ltd.	4,300	68,075
#	NF Holdings Corp.	600	10,153
	NHK Spring Co., Ltd.	23,600	174,295
#	Nichia Steel Works, Ltd.	4,000	10,985

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichias Corp.	6,100	$159,346
	Nichiban Co., Ltd.	1,500	25,405
	Nichicon Corp.	5,900	57,920
	Nichiden Corp.	1,800	33,971
	Nichiha Corp.	2,700	78,496
	Nichi-iko Pharmaceutical Co., Ltd.	5,950	49,853
	Nichireki Co., Ltd.	2,400	31,488
	Nichirin Co., Ltd.	1,430	22,459
	Nihon Chouzai Co., Ltd.	1,400	22,711
	Nihon Dengi Co., Ltd.	600	21,658
	Nihon Flush Co., Ltd.	3,200	36,586
#	Nihon House Holdings Co., Ltd.	5,600	16,557
	Nihon Kagaku Sangyo Co., Ltd.	1,900	22,704
	Nihon Nohyaku Co., Ltd.	6,100	30,505
	Nihon Parkerizing Co., Ltd.	9,800	94,850
	Nihon Plast Co., Ltd.	1,700	8,736
	Nihon Tokushu Toryo Co., Ltd.	1,400	13,027
#	Nihon Yamamura Glass Co., Ltd.	800	6,799
	Nikkiso Co., Ltd.	5,500	56,555
	Nikko Co., Ltd.	2,500	16,422
	Nikkon Holdings Co., Ltd.	6,100	127,946
	Nippn Corp.	5,200	74,255
	Nippon Air Conditioning Services Co., Ltd.	2,700	18,129
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	26,231
	Nippon Carbide Industries Co., Inc.	1,100	13,426
	Nippon Carbon Co., Ltd.	1,100	46,139
	Nippon Chemical Industrial Co., Ltd.	1,300	34,842
*	Nippon Chemi-Con Corp.	2,000	31,445
	Nippon Coke & Engineering Co., Ltd.	12,500	11,434
	Nippon Commercial Development Co., Ltd.	1,600	24,556
	Nippon Concrete Industries Co., Ltd.	8,400	29,615
	Nippon Denko Co., Ltd.	15,100	50,976
	Nippon Densetsu Kogyo Co., Ltd.	3,700	60,034
	Nippon Electric Glass Co., Ltd.	8,500	215,079
	Nippon Fine Chemical Co., Ltd.	1,900	25,112
	Nippon Gas Co., Ltd.	9,900	174,185
	Nippon Hume Corp.	3,300	21,544
	Nippon Kayaku Co., Ltd.	12,400	114,689
#	Nippon Kodoshi Corp.	400	12,401
	Nippon Koei Co., Ltd.	1,700	45,930
	Nippon Light Metal Holdings Co., Ltd.	6,480	126,207
	Nippon Paper Industries Co., Ltd.	10,700	131,633
	Nippon Parking Development Co., Ltd., Class C	23,500	33,571
	Nippon Pillar Packing Co., Ltd.	2,900	46,947
	Nippon Piston Ring Co., Ltd.	700	6,986
	Nippon Rietec Co., Ltd.	800	12,766
	Nippon Road Co., Ltd. (The)	700	50,837
	Nippon Seiki Co., Ltd.	5,800	63,606
	Nippon Seisen Co., Ltd.	500	19,321
	Nippon Sharyo, Ltd.	1,200	25,610
	Nippon Signal Co., Ltd.	7,000	59,440
	Nippon Soda Co., Ltd.	2,800	81,289
	Nippon Steel Trading Corp.	2,048	72,362
	Nippon Suisan Kaisha, Ltd.	33,100	155,110
	Nippon Systemware Co., Ltd.	1,200	21,677
	Nippon Thompson Co., Ltd.	6,500	38,535
	Nippon Yakin Kogyo Co., Ltd.	1,660	28,580
	Nipro Corp.	11,200	134,796
	Nishikawa Rubber Co., Ltd.	1,900	23,972

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishimatsu Construction Co., Ltd.	6,200	$165,028
	Nishimatsuya Chain Co., Ltd.	3,800	59,620
	Nishimoto Co., Ltd.	700	16,389
	Nishi-Nippon Financial Holdings, Inc.	15,100	97,027
	Nishi-Nippon Railroad Co., Ltd.	3,000	77,500
	Nishio Rent All Co., Ltd.	2,100	58,007
	Nissan Shatai Co., Ltd.	7,700	49,632
	Nissei ASB Machine Co., Ltd.	1,000	46,134
	Nissei Corp.	400	3,822
	Nissei Plastic Industrial Co., Ltd.	1,400	12,777
	Nissha Co., Ltd.	4,900	57,457
	Nisshin Group Holdings Co., Ltd.	5,400	23,236
	Nisshin Oillio Group, Ltd. (The)	3,100	87,189
	Nisshinbo Holdings, Inc.	17,036	130,166
	Nissin Corp.	2,200	26,567
	Nissin Electric Co., Ltd.	6,100	67,263
	Nissin Sugar Co., Ltd.	2,100	33,798
	Nissui Pharmaceutical Co., Ltd.	1,400	12,614
	Nitta Corp.	2,600	62,591
	Nitta Gelatin, Inc.	2,000	11,651
	Nittetsu Mining Co., Ltd.	800	50,980
#	Nitto Boseki Co., Ltd.	900	31,723
	Nitto Fuji Flour Milling Co., Ltd.	200	13,372
	Nitto Kogyo Corp.	3,700	65,087
	Nitto Kohki Co., Ltd.	1,300	23,412
	Nitto Seiko Co., Ltd.	6,200	31,066
	Nittoc Construction Co., Ltd.	3,500	25,306
	NJS Co., Ltd.	700	12,832
	Noda Corp.	800	6,106
	Noevir Holdings Co., Ltd.	1,900	83,790
	Nohmi Bosai, Ltd.	2,800	52,907
	Nojima Corp.	3,100	77,338
	NOK Corp.	1,000	12,888
	Nomura Co., Ltd.	7,600	55,285
	Noritake Co., Ltd.	1,400	46,331
	Noritsu Koki Co., Ltd.	2,700	63,822
	Noritz Corp.	3,900	58,078
#	North Pacific Bank, Ltd.	32,300	83,505
	NS Tool Co., Ltd.	2,000	27,936
	NS United Kaiun Kaisha, Ltd.	1,500	31,354
	NSD Co., Ltd.	6,160	100,299
*	NTN Corp.	51,500	146,316
*	OAK Capital Corp.	5,200	4,430
	Obara Group, Inc.	1,600	54,265
	Oenon Holdings, Inc.	5,000	17,736
	Ogaki Kyoritsu Bank, Ltd. (The)	4,700	84,488
	Ohara, Inc.	700	10,077
	Ohashi Technica, Inc.	1,700	22,275
#	Ohba Co., Ltd.	1,400	10,847
	Ohmoto Gumi Co., Ltd.	300	15,112
	Ohsho Food Service Corp.	1,200	61,515
	Oiles Corp.	2,973	42,346
*	Oisix ra daichi, Inc.	2,500	67,789
	Oita Bank, Ltd. (The)	1,600	27,584
	Okabe Co., Ltd.	4,000	26,806
	Okamoto Industries, Inc.	1,200	44,533
	Okamoto Machine Tool Works, Ltd.	300	9,092
	Okamura Corp.	5,100	63,354
#	Okasan Securities Group, Inc.	19,900	82,768

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oki Electric Industry Co., Ltd.	9,800	$103,578
	Okinawa Cellular Telephone Co.	1,500	67,893
	Okinawa Electric Power Co., Inc. (The)	5,625	74,755
	OKUMA Corp.	2,900	156,578
	Okumura Corp.	3,200	80,140
	Okura Industrial Co., Ltd.	1,400	24,526
	Okuwa Co., Ltd.	3,000	32,173
	Onoken Co., Ltd.	2,900	34,652
#	Onward Holdings Co., Ltd.	18,500	50,892
	Optex Group Co., Ltd.	3,300	50,213
*	Optim Corp.	1,200	30,624
	Optorun Co., Ltd.	2,100	56,195
	Orchestra Holdings, Inc.	700	18,414
	Organo Corp.	800	53,564
	Orient Corp.	12,900	17,620
*	Oriental Shiraishi Corp.	18,400	49,498
	Origin Co., Ltd.	600	7,347
	Oro Co., Ltd.	700	22,759
	Osaka Organic Chemical Industry, Ltd.	1,800	67,310
	Osaka Soda Co., Ltd.	2,000	45,156
	Osaka Steel Co., Ltd.	1,500	17,181
#*	OSAKA Titanium Technologies Co., Ltd.	3,300	28,554
	Osaki Electric Co., Ltd.	6,000	31,379
	OSG Corp.	8,600	143,427
	OUG Holdings, Inc.	500	12,738
	Outsourcing, Inc.	12,300	189,012
	Oyo Corp.	2,700	32,285
#	Ozu Corp.	600	11,777
	Pacific Industrial Co., Ltd.	6,100	65,607
	Pacific Metals Co., Ltd.	1,700	33,755
	Pack Corp. (The)	1,400	34,912
	PAL GROUP Holdings Co., Ltd.	2,800	39,581
	Paramount Bed Holdings Co., Ltd.	4,000	79,370
	Pasona Group, Inc.	2,300	41,063
	PC Depot Corp.	5,160	21,435
	PCA Corp.	300	12,353
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	12,382
	Penta-Ocean Construction Co., Ltd.	24,900	194,129
	Pickles Corp.	1,200	36,906
	Pilot Corp.	2,500	79,873
	Piolax, Inc.	3,900	53,156
	Poletowin Pitcrew Holdings, Inc.	3,400	35,157
	Premium Group Co., Ltd.	1,600	37,027
*	Premium Water Holdings, Inc.	400	11,862
	Press Kogyo Co., Ltd.	9,000	26,268
	Pressance Corp.	1,400	20,585
	Prestige International, Inc.	9,600	63,786
	Prima Meat Packers, Ltd.	3,000	94,778
	Pronexus, Inc.	2,300	23,922
*	Prored Partners Co., Ltd.	700	19,379
	Prospect Co., Ltd.	44,000	12,887
	Proto Corp.	2,000	21,280
	PS Mitsubishi Construction Co., Ltd.	3,600	21,206
	Punch Industry Co., Ltd.	2,600	13,083
*	QB Net Holdings Co., Ltd.	700	11,284
	Qol Holdings Co., Ltd.	2,600	32,658
	Quick Co., Ltd.	1,500	17,019
	Raito Kogyo Co., Ltd.	4,700	75,581
	Raiznext Corp.	4,600	48,537

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rasa Corp.	1,400	$11,504
	Rasa Industries, Ltd.	800	16,039
	Raysum Co., Ltd.	1,900	14,698
	Relia, Inc.	4,800	57,127
	Renaissance, Inc.	1,600	16,480
*	RENOVA, Inc.	1,700	53,541
	Resorttrust, Inc.	10,200	162,473
	Restar Holdings Corp.	2,800	49,474
#	Retail Partners Co., Ltd.	2,000	22,058
	Rheon Automatic Machinery Co., Ltd.	2,000	21,145
	Ricoh Leasing Co., Ltd.	1,900	60,276
	Ride On Express Holdings Co., Ltd.	1,200	18,434
*	Right On Co., Ltd.	1,500	9,212
	Riken Corp.	1,300	27,870
	Riken Keiki Co., Ltd.	2,000	50,896
	Riken Technos Corp.	5,600	24,687
	Riken Vitamin Co., Ltd.	2,200	27,388
	Rion Co., Ltd.	1,400	36,545
	Riso Kagaku Corp.	2,300	27,819
	Riso Kyoiku Co., Ltd.	10,600	28,612
#	Rock Field Co., Ltd.	2,100	29,576
	Rokko Butter Co., Ltd.	1,700	24,732
	Roland DG Corp.	1,800	27,978
	Rorze Corp.	1,400	126,374
#	Rozetta Corp.	700	13,721
	RS Technologies Co., Ltd.	800	48,224
*	Ryobi, Ltd.	3,200	46,333
	Ryoden Corp.	2,300	34,439
	Ryosan Co., Ltd.	2,400	47,238
	S Foods, Inc.	2,000	59,526
	S&B Foods, Inc.	600	26,802
	Sac’s Bar Holdings, Inc.	3,250	18,517
	Sagami Rubber Industries Co., Ltd.	1,000	9,594
	Saibu Gas Co., Ltd.	2,800	65,367
	Saizeriya Co., Ltd.	3,300	72,432
	Sakai Chemical Industry Co., Ltd.	1,400	24,173
	Sakai Heavy Industries, Ltd.	600	11,379
	Sakai Moving Service Co., Ltd.	1,100	50,159
	Sakai Ovex Co., Ltd.	800	21,730
	Sakata INX Corp.	5,200	48,363
	Sakata Seed Corp.	1,600	56,421
	Sakura Internet, Inc.	1,700	10,256
	Sala Corp.	7,300	40,663
	SAMTY Co., Ltd.	3,600	65,936
	San Holdings, Inc.	800	7,712
	San ju San Financial Group, Inc.	2,700	32,022
	San-A Co., Ltd.	2,000	76,806
	San-Ai Oil Co., Ltd.	7,700	86,397
#*	Sanden Holdings Corp.	3,000	9,982
	Sanei Architecture Planning Co., Ltd.	1,300	22,934
	Sangetsu Corp.	5,600	78,981
	San-In Godo Bank, Ltd. (The)	18,100	83,091
*	Sanix, Inc.	2,800	8,636
*	Sanken Electric Co., Ltd.	2,600	121,469
	Sanki Engineering Co., Ltd.	5,000	63,714
	Sankyo Co., Ltd.	2,500	64,642
	Sankyo Frontier Co., Ltd.	600	21,110
	Sankyo Seiko Co., Ltd.	4,000	18,651
	Sankyo Tateyama, Inc.	2,800	21,050

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanoh Industrial Co., Ltd.	3,000	$31,606
	Sansei Technologies, Inc.	1,200	8,861
	Sansha Electric Manufacturing Co., Ltd.	800	6,685
	Sanshin Electronics Co., Ltd.	2,000	36,468
	Sanyo Chemical Industries, Ltd.	1,600	76,008
	Sanyo Denki Co., Ltd.	1,000	72,030
	Sanyo Electric Railway Co., Ltd.	2,000	33,932
*	Sanyo Shokai, Ltd.	2,500	17,791
*	Sanyo Special Steel Co., Ltd.	3,000	45,431
	Sanyo Trading Co., Ltd.	2,600	25,446
	Sapporo Holdings, Ltd.	7,300	145,614
	Sato Holdings Corp.	2,700	66,320
#	Sato Shoji Corp.	2,600	23,073
#	Satori Electric Co., Ltd.	2,600	18,911
#	Sawada Holdings Co., Ltd.	3,300	21,624
	Sawai Group Holdings Co., Ltd.	1,400	67,380
	Saxa Holdings, Inc.	400	5,413
	SB Technology Corp.	700	21,079
*	SBI Insurance Group Co., Ltd.	1,200	14,864
	SBS Holdings, Inc.	2,300	56,491
	Scala, Inc.	1,600	11,070
#	Scroll Corp.	2,300	21,044
#	SEC Carbon, Ltd.	200	13,334
	Secom Joshinetsu Co., Ltd.	945	33,690
	Seed Co., Ltd.	1,500	10,068
	Seika Corp.	1,600	24,297
	Seikagaku Corp.	5,200	47,750
	Seikitokyu Kogyo Co., Ltd.	4,300	34,244
	Seiko Holdings Corp.	3,300	58,280
	Seiko PMC Corp.	800	5,746
	Seiren Co., Ltd.	5,800	100,423
	Sekisui Jushi Corp.	3,700	71,816
	Sekisui Kasei Co., Ltd.	3,500	18,327
	Senko Group Holdings Co., Ltd.	12,400	114,173
	Senshu Electric Co., Ltd.	1,200	37,354
	Senshu Ikeda Holdings, Inc.	29,200	45,142
*	Senshukai Co., Ltd.	3,000	10,705
	Septeni Holdings Co., Ltd.	2,700	12,447
	Shibaura Electronics Co., Ltd.	700	22,494
	Shibaura Machine Co., Ltd.	2,300	54,853
	Shibaura Mechatronics Corp.	400	21,858
	Shibusawa Warehouse Co., Ltd. (The)	1,200	22,917
	Shibuya Corp.	2,000	60,736
*	SHIFT, Inc.	200	29,113
	Shiga Bank, Ltd. (The)	4,799	94,847
	Shikibo, Ltd.	900	7,699
	Shikoku Bank, Ltd. (The)	5,400	34,524
	Shikoku Chemicals Corp.	4,600	51,643
	Shikoku Electric Power Co., Inc.	16,000	117,498
	Shima Seiki Manufacturing, Ltd.	3,200	64,404
	Shimizu Bank, Ltd. (The)	1,100	15,943
	Shimojima Co., Ltd.	1,200	12,693
	Shin Nippon Air Technologies Co., Ltd.	600	11,822
	Shin Nippon Biomedical Laboratories, Ltd.	3,200	21,196
	Shinagawa Refractories Co., Ltd.	1,200	32,834
*	Shindengen Electric Manufacturing Co., Ltd.	1,400	43,673
	Shin-Etsu Polymer Co., Ltd.	5,000	47,394
#	Shin-Keisei Electric Railway Co., Ltd.	900	17,819
	Shinko Shoji Co., Ltd.	5,200	35,580

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shinmaywa Industries, Ltd.	5,600	$50,165
	Shinnihon Corp.	3,400	26,306
	Shinnihonseiyaku Co., Ltd.	500	9,527
	Shinoken Group Co., Ltd.	3,900	41,739
	Shinsho Corp.	1,000	20,606
	Shinwa Co., Ltd.	900	16,570
	Shinwa Co., Ltd.	1,700	12,178
	Shizuki Electric Co., Inc.	1,600	9,081
	Shizuoka Gas Co., Ltd.	6,000	50,978
	Shoei Co., Ltd.	2,600	98,658
#	Shoei Foods Corp.	1,400	51,432
	Shofu, Inc.	1,000	18,372
#	Showa Sangyo Co., Ltd.	2,000	54,075
	SIGMAXYZ, Inc.	1,700	33,214
	Siix Corp.	3,600	48,028
*	Silver Life Co., Ltd.	700	15,725
	Sinanen Holdings Co., Ltd.	1,300	35,473
	Sinfonia Technology Co., Ltd.	3,599	47,705
	Sinko Industries, Ltd.	2,400	49,412
	Sintokogio, Ltd.	5,338	36,544
	SK-Electronics Co., Ltd.	1,300	14,993
	SKY Perfect JSAT Holdings, Inc.	17,800	74,885
	SMK Corp.	500	11,969
	Snow Peak, Inc.	1,600	56,839
#	SNT Corp.	3,900	9,196
	Soda Nikka Co., Ltd.	3,100	15,181
	Sodick Co., Ltd.	5,800	52,565
	Soft99 Corp.	2,300	27,101
	Softcreate Holdings Corp.	900	20,349
	Software Service, Inc.	400	37,494
#	Soiken Holdings, Inc.	2,200	10,886
	Soken Chemical & Engineering Co., Ltd.	800	15,236
	Solasto Corp.	5,000	65,136
	Soliton Systems K.K	1,500	23,978
	Sotetsu Holdings, Inc.	4,800	97,650
	Sotoh Co., Ltd.	600	4,378
	Space Co., Ltd.	880	7,158
	Space Value Holdings Co., Ltd.	4,700	32,074
	Sparx Group Co., Ltd.	11,800	30,848
	SPK Corp.	1,000	11,920
	S-Pool, Inc.	4,300	36,903
	SRA Holdings	1,000	23,495
	ST Corp.	2,100	34,824
	St Marc Holdings Co., Ltd.	1,700	26,339
	Star Mica Holdings Co., Ltd.	1,800	18,136
	Star Micronics Co., Ltd.	4,000	60,289
	Starts Corp., Inc.	3,200	78,378
	Starzen Co., Ltd.	2,000	40,648
	Stella Chemifa Corp.	1,500	41,001
	Step Co., Ltd.	1,500	22,229
	Strike Co., Ltd.	600	25,117
	Studio Alice Co., Ltd.	1,100	23,383
#	Subaru Enterprise Co., Ltd.	200	14,814
	Sugimoto & Co., Ltd.	1,500	30,981
	Sumida Corp.	2,400	24,501
	Suminoe Textile Co., Ltd.	900	16,497
	Sumitomo Bakelite Co., Ltd.	4,400	178,172
	Sumitomo Densetsu Co., Ltd.	2,200	46,705
	Sumitomo Mitsui Construction Co., Ltd.	18,992	81,032

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Osaka Cement Co., Ltd.	3,800	$120,682
*	Sumitomo Precision Products Co., Ltd.	600	11,875
	Sumitomo Riko Co., Ltd.	5,000	32,458
	Sumitomo Seika Chemicals Co., Ltd.	900	31,997
	Sumitomo Warehouse Co., Ltd. (The)	7,300	94,533
	Sun Frontier Fudousan Co., Ltd.	3,700	32,297
	Suncall Corp.	1,500	6,144
	Sun-Wa Technos Corp.	1,500	15,049
*	SuRaLa Net Co., Ltd.	500	15,972
	Suruga Bank, Ltd.	14,300	51,247
	Suzuki Co., Ltd.	1,400	15,151
	SWCC Showa Holdings Co., Ltd.	2,800	40,550
	System Information Co., Ltd.	1,800	16,493
	Systena Corp.	5,800	119,103
	Syuppin Co., Ltd.	1,800	19,177
	T Hasegawa Co., Ltd.	3,600	67,260
*	T RAD Co., Ltd.	1,100	19,121
	T&K Toka Co., Ltd.	2,300	15,955
	Tachibana Eletech Co., Ltd.	2,500	35,785
	Tachikawa Corp.	1,100	13,046
	Tachi-S Co., Ltd.	4,300	44,726
	Tadano, Ltd.	10,300	104,717
	Taihei Dengyo Kaisha, Ltd.	2,000	48,577
	Taiho Kogyo Co., Ltd.	1,900	16,779
	Taikisha, Ltd.	2,500	67,406
	Taiko Bank, Ltd. (The)	1,100	14,892
	Taiko Pharmaceutical Co., Ltd.	2,300	24,963
	Taisei Lamick Co., Ltd.	800	20,000
	Taiyo Holdings Co., Ltd.	1,800	87,150
	Takamatsu Construction Group Co., Ltd.	2,100	39,610
	Takamiya Co., Ltd.	1,700	8,026
	Takaoka Toko Co., Ltd.	1,200	16,450
	Takara Holdings, Inc.	3,300	42,609
	Takara Leben Co., Ltd.	9,300	29,812
	Takara Standard Co., Ltd.	4,200	59,190
	Takasago International Corp.	2,100	50,747
	Takasago Thermal Engineering Co., Ltd.	4,700	70,834
	Takashimaya Co., Ltd.	18,000	198,986
*	Take And Give Needs Co., Ltd.	1,000	7,548
	TAKEBISHI Corp.	1,400	19,002
	Takeei Corp.	1,900	21,572
	Takeuchi Manufacturing Co., Ltd.	4,400	118,606
	Takihyo Co., Ltd.	200	3,412
	Takisawa Machine Tool Co., Ltd.	1,100	11,471
	Takuma Co., Ltd.	6,500	133,477
	Tama Home Co., Ltd.	1,900	44,028
	Tamron Co., Ltd.	2,000	43,369
	Tamura Corp.	11,000	50,900
	Tanseisha Co., Ltd.	3,800	28,848
	Taoka Chemical Co., Ltd.	200	22,155
	Tatsuta Electric Wire and Cable Co., Ltd.	5,200	28,368
	Tayca Corp.	1,900	23,897
	Tbk Co., Ltd.	2,800	10,561
	TDC Soft, Inc.	1,600	15,582
	TechMatrix Corp.	2,900	55,673
	Techno Ryowa, Ltd.	1,500	12,251
	Techno Smart Corp.	700	8,108
	Teikoku Electric Manufacturing Co., Ltd.	3,100	37,630
	Teikoku Sen-I Co., Ltd.	2,300	43,147

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Teikoku Tsushin Kogyo Co., Ltd.	800	$7,797
	Tekken Corp.	1,800	30,120
	Tenma Corp.	2,000	41,937
	Terilogy Co., Ltd.	1,600	7,877
	T-Gaia Corp.	2,100	36,024
	TKC Corp.	3,200	100,598
	Toa Corp.	2,600	20,204
#	Toa Corp.	2,400	53,886
	Toa Oil Co., Ltd.	1,200	29,794
	TOA ROAD Corp.	300	12,298
	Toagosei Co., Ltd.	11,500	128,783
	Tobishima Corp.	3,420	34,241
	TOC Co., Ltd.	6,100	39,647
	Tocalo Co., Ltd.	6,900	93,673
	Tochigi Bank, Ltd. (The)	19,000	30,265
	Toda Corp.	7,100	50,689
*	Toda Kogyo Corp.	700	13,143
	Toenec Corp.	1,400	48,718
	Toho Bank, Ltd. (The)	31,300	61,015
*	Toho Co., Ltd.	900	14,207
	Toho Holdings Co., Ltd.	6,800	115,044
	Toho Titanium Co., Ltd.	3,900	35,849
	Toho Zinc Co., Ltd.	1,700	35,405
	Tohoku Bank, Ltd. (The)	800	7,593
	Tohokushinsha Film Corp.	1,800	11,523
	Tokai Corp.	1,800	39,593
	TOKAI Holdings Corp.	9,000	73,642
	Tokai Rika Co., Ltd.	6,900	111,702
	Tokai Tokyo Financial Holdings, Inc.	25,100	94,292
#	Token Corp.	880	78,591
	Tokushu Tokai Paper Co., Ltd.	919	37,042
	Tokuyama Corp.	7,500	169,482
*	Tokyo Base Co., Ltd.	2,400	15,055
	Tokyo Electron Device, Ltd.	1,200	62,249
	Tokyo Energy & Systems, Inc.	4,100	35,177
	Tokyo Individualized Educational Institute, Inc.	1,600	8,391
	Tokyo Keiki, Inc.	1,800	17,182
	Tokyo Kiraboshi Financial Group, Inc.	3,924	42,688
	Tokyo Rakutenchi Co., Ltd.	500	19,541
*	Tokyo Rope Manufacturing Co., Ltd.	600	5,709
	Tokyo Sangyo Co., Ltd.	2,700	14,830
	Tokyo Seimitsu Co., Ltd.	4,000	189,075
	Tokyo Steel Manufacturing Co., Ltd.	10,100	98,069
	Tokyo Tekko Co., Ltd.	1,500	26,091
*	Tokyo Theatres Co., Inc.	600	6,769
	Tokyotokeiba Co., Ltd.	1,800	97,465
	Tokyu Construction Co., Ltd.	12,700	65,732
	Tokyu Recreation Co., Ltd.	600	26,601
	Toli Corp.	6,000	13,608
	Tomato Bank, Ltd.	900	8,468
	Tomen Devices Corp.	400	14,362
	Tomoe Corp.	3,500	11,815
	Tomoe Engineering Co., Ltd.	1,000	19,041
	Tomoku Co., Ltd.	1,500	24,424
	TOMONY Holdings, Inc.	16,800	45,248
	Tomy Co., Ltd.	9,217	79,144
	Tonami Holdings Co., Ltd.	800	38,886
	Topcon Corp.	9,900	135,070
	Toppan Forms Co., Ltd.	6,100	64,401

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Topre Corp.	4,300	$57,551
	Topy Industries, Ltd.	1,800	21,790
	Torex Semiconductor, Ltd.	1,100	18,431
*	Toridoll Holdings Corp.	3,100	48,947
	Torigoe Co., Ltd. (The)	2,500	18,385
	Torii Pharmaceutical Co., Ltd.	1,600	37,742
*	Torikizoku Holdings Co., Ltd.	700	10,167
	Torishima Pump Manufacturing Co., Ltd.	2,000	16,100
	Tosei Corp.	4,200	41,577
	Toshiba TEC Corp.	2,800	111,885
	Tosho Co., Ltd.	1,400	22,965
#	Totech Corp.	1,200	32,156
	Totetsu Kogyo Co., Ltd.	2,600	60,261
	Tottori Bank, Ltd. (The)	600	6,159
	Toukei Computer Co., Ltd.	500	19,853
	Tow Co., Ltd.	3,000	8,695
	Towa Bank, Ltd. (The)	4,300	23,900
	Towa Corp.	2,500	49,270
	Towa Pharmaceutical Co., Ltd.	3,000	62,115
	Toyo Construction Co., Ltd.	10,400	55,768
	Toyo Corp.	3,000	28,993
	Toyo Denki Seizo K.K.	1,000	11,515
#*	Toyo Engineering Corp.	3,400	21,793
	Toyo Gosei Co., Ltd.	400	49,654
	Toyo Ink SC Holdings Co., Ltd.	4,600	84,923
	Toyo Kanetsu K.K.	1,200	27,500
	Toyo Machinery & Metal Co., Ltd.	2,600	12,476
	Toyo Securities Co., Ltd.	12,000	18,483
	Toyo Seikan Group Holdings, Ltd.	2,500	29,301
	Toyo Tanso Co., Ltd.	1,900	37,277
	Toyo Tire Corp.	3,000	54,889
	Toyobo Co., Ltd.	9,900	119,771
	TPR Co., Ltd.	3,300	47,359
	Trancom Co., Ltd.	700	54,335
	Transaction Co., Ltd.	2,400	28,527
	Transcosmos, Inc.	1,200	34,274
	Tri Chemical Laboratories, Inc.	2,400	79,829
#	Trusco Nakayama Corp.	3,800	98,250
	TS Tech Co., Ltd.	4,000	55,771
*	TSI Holdings Co., Ltd.	8,125	24,125
	Tsubaki Nakashima Co., Ltd.	4,600	68,609
	Tsubakimoto Chain Co.	3,500	93,845
	Tsubakimoto Kogyo Co., Ltd.	400	12,566
	Tsugami Corp.	5,000	79,884
*	Tsukada Global Holdings, Inc.	1,900	5,910
	Tsukishima Kikai Co., Ltd.	4,000	44,304
	Tsukuba Bank, Ltd.	5,500	8,560
	Tsumura & Co.	1,100	36,634
	Tsurumi Manufacturing Co., Ltd.	2,000	31,657
	Tsutsumi Jewelry Co., Ltd.	800	17,048
	TV Asahi Holdings Corp.	3,400	62,313
	Tv Tokyo Holdings Corp.	1,500	30,409
*	UACJ Corp.	3,503	81,283
	Ube Industries, Ltd.	10,000	202,205
	Ubicom Holdings, Inc.	800	23,167
	Uchida Yoko Co., Ltd.	800	34,228
	Ulvac, Inc.	3,800	173,666
	Uniden Holdings Corp.	1,000	23,332
	Union Tool Co.	900	28,493

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Unipres Corp.	5,500	$52,794
*	United Arrows, Ltd.	1,800	31,640
	United Super Markets Holdings, Inc.	6,300	63,742
	UNITED, Inc.	1,200	14,232
*	Unitika, Ltd.	10,400	36,261
*	Universal Entertainment Corp.	3,100	75,413
*	User Local, Inc.	300	12,620
	Ushio, Inc.	11,800	156,281
	UT Group Co., Ltd.	2,300	76,529
	Utoc Corp.	500	2,371
	V Technology Co., Ltd.	1,200	60,560
	Valor Holdings Co., Ltd.	4,800	102,541
	Valqua, Ltd.	2,400	45,565
	ValueCommerce Co., Ltd.	1,500	48,100
#	Vector, Inc.	3,300	28,354
	Vertex Corp.	600	14,045
*	Vision, Inc.	2,400	22,145
	Vital KSK Holdings, Inc.	5,900	37,923
	VT Holdings Co., Ltd.	11,300	43,578
	Wacoal Holdings Corp.	5,300	119,646
	Wacom Co., Ltd.	11,900	76,281
	Wakachiku Construction Co., Ltd.	1,700	19,804
	Wakita & Co., Ltd.	5,900	56,786
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	44,497
	Watahan & Co., Ltd.	2,000	23,609
	WDB Holdings Co., Ltd.	600	12,793
	Weathernews, Inc.	700	34,119
	West Holdings Corp.	2,808	91,422
	Will Group, Inc.	1,500	13,965
	WIN-Partners Co., Ltd.	3,100	27,868
	Wood One Co., Ltd.	600	7,969
*	World Co., Ltd.	2,800	35,868
	World Holdings Co., Ltd.	1,000	25,387
	Wowow, Inc.	800	19,494
	Xebio Holdings Co., Ltd.	4,700	37,248
	Yahagi Construction Co., Ltd.	4,200	30,241
	Yaizu Suisankagaku Industry Co., Ltd.	1,100	9,862
	YAKUODO Holdings Co., Ltd.	1,000	21,598
	YAMABIKO Corp.	3,960	42,746
	YAMADA Consulting Group Co., Ltd.	900	9,458
	Yamagata Bank, Ltd. (The)	3,600	33,105
	Yamaguchi Financial Group, Inc.	24,000	141,956
	Yamaichi Electronics Co., Ltd.	3,100	45,966
#	YA-MAN, Ltd.	2,800	38,242
	Yamanashi Chuo Bank, Ltd. (The)	4,600	34,810
	Yamatane Corp.	1,000	13,231
	Yamato Corp.	1,400	8,467
	Yamato Kogyo Co., Ltd.	4,800	144,433
	Yamazen Corp.	6,600	58,988
	Yashima Denki Co., Ltd.	2,600	22,601
	Yasuda Logistics Corp.	2,000	17,090
	Yasunaga Corp.	900	9,556
	Yellow Hat, Ltd.	3,600	60,536
	Yodogawa Steel Works, Ltd.	2,400	52,960
	Yokogawa Bridge Holdings Corp.	3,300	62,202
	Yokohama Reito Co., Ltd.	6,700	53,711
	Yokowo Co., Ltd.	1,700	41,476
	Yomeishu Seizo Co., Ltd.	1,000	16,933
	Yondenko Corp.	420	12,417

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yondoshi Holdings, Inc.	2,300	$39,045
	Yorozu Corp.	2,000	21,672
*	Yoshimura Food Holdings KK	1,300	9,952
	Yotai Refractories Co., Ltd.	3,000	28,848
	Yuasa Trading Co., Ltd.	2,000	54,411
	Yurtec Corp.	6,100	43,537
	Yushin Precision Equipment Co., Ltd.	1,200	9,700
	Yushiro Chemical Industry Co., Ltd.	1,000	10,095
	Zenitaka Corp. (The)	400	16,505
	Zenrin Co., Ltd.	3,800	40,092
	Zuiko Corp.	2,800	27,373

TOTAL JAPAN			59,448,187

NETHERLANDS — (2.4%)
	Aalberts NV	11,088	599,039
*	Accell Group NV	2,336	120,485
	Aegon NV	17,065	78,328
	AMG Advanced Metallurgical Group NV	2,744	105,105
	Amsterdam Commodities NV	2,318	57,539
	APERAM SA	5,627	291,239
*	Arcadis NV	8,847	372,125
	ASR Nederland NV	15,804	690,246
*	Basic-Fit NV	3,159	142,205
	BE Semiconductor Industries NV	8,077	652,341
*	Beter Bed Holding NV	1,921	12,508
*	Boskalis Westminster	9,824	313,555
*	Brunel International NV	2,547	34,039
	Corbion NV	6,551	383,640
#	Flow Traders	3,614	149,223
#	ForFarmers NV	4,983	33,185
*	Fugro NV	8,795	91,557
*	GrandVision NV	2,203	71,259
	Heijmans NV	2,916	46,611
*	Hunter Douglas NV	685	55,996
	IMCD NV	6,289	913,472
*	Intertrust NV	8,872	164,268
	Kendrion NV	2,182	61,047
*	Koninklijke BAM Groep NV	34,191	94,681
	Koninklijke Vopak NV	1,776	81,320
#*	Lucas Bols NV	553	7,854
	Nedap N.V	608	40,596
*	OCI NV	4,871	113,525
	Ordina NV	11,134	46,379
	PostNL NV	53,782	280,926
#	SBM Offshore NV	17,963	311,812
*	SIF Holding NV	540	10,466
*	Signify NV	13,843	786,131
*	Sligro Food Group NV	3,086	97,852
#	SNS NV	15,156	0
	TKH Group NV	4,150	197,916
*	TomTom NV	7,909	69,418
*	Van Lanschot Kempen NV	1,388	40,626

TOTAL NETHERLANDS			7,618,514

NEW ZEALAND — (0.5%)
*	Air New Zealand, Ltd.	27,512	34,184
	Arvida Group, Ltd.	39,703	51,006
	Chorus, Ltd.	38,812	188,272

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Delegat Group, Ltd.	2,022	$21,218
	Freightways, Ltd.	12,407	98,792
	Genesis Energy, Ltd.	23,016	56,588
#*	Gentrack Group, Ltd.	4,745	5,316
	Hallenstein Glasson Holdings, Ltd.	5,327	28,025
	Heartland Group Holdings, Ltd.	50,410	65,141
	Infratil, Ltd.	40,048	203,852
	Investore Property, Ltd.	30,334	45,471
*	Kathmandu Holdings, Ltd.	57,266	59,322
#*	New Zealand Refining Co., Ltd. (The)	22,065	8,182
*	NZME, Ltd.	14,069	7,906
	NZX, Ltd.	20,028	29,633
	Oceania Healthcare, Ltd.	35,329	34,025
*	Pacific Edge, Ltd.	14,766	12,111
	PGG Wrightson, Ltd.	1,057	2,533
*	Pushpay Holdings, Ltd.	44,064	57,699
*	Restaurant Brands New Zealand, Ltd.	2,935	27,477
#	Sanford, Ltd.	8,585	28,425
	Scales Corp., Ltd.	8,503	27,732
*	Serko, Ltd.	2,845	13,804
	Skellerup Holdings, Ltd.	17,609	58,485
*	SKY Network Television, Ltd.	144,562	17,570
*	SKYCITY Entertainment Group, Ltd.	48,823	124,680
	Steel & Tube Holdings, Ltd.	31,557	26,165
	Summerset Group Holdings, Ltd.	17,882	155,495
*	Synlait Milk, Ltd.	6,969	16,328
*	Tourism Holdings, Ltd.	12,709	23,409
*	TOWER, Ltd.	39,659	24,668
#	Trustpower, Ltd.	4,827	30,471
*	Vista Group International, Ltd.	17,608	30,736
	Warehouse Group, Ltd. (The)	5,475	13,371
*	Z Energy, Ltd.	36,738	70,291

TOTAL NEW ZEALAND			1,698,383

NORWAY — (1.1%)
	ABG Sundal Collier Holding ASA	48,103	49,042
	AF Gruppen ASA	2,219	53,910
#*	Akastor ASA	20,811	14,196
#*	Aker Solutions ASA	33,242	57,850
	American Shipping Co., ASA	5,693	21,350
*	ArcticZymes Technologies ASA	2,218	26,383
*	Asetek A/S	982	11,562
	Atea ASA	7,139	136,749
#*	Atlantic Sapphire ASA	4,261	44,456
	Austevoll Seafood ASA	8,309	106,059
#	Avance Gas Holding, Ltd.	4,699	24,671
*	Axactor SE	25,001	28,748
*	B2Holding ASA	15,191	16,209
	Bonheur ASA	2,524	67,802
	Borregaard ASA	10,252	225,603
	Bouvet ASA	375	31,077
*	BW Energy, Ltd.	2,197	7,259
	BW LPG, Ltd.	11,386	84,235
	BW Offshore, Ltd.	10,768	43,057
*	Crayon Group Holding ASA	3,991	64,507
*	DNO ASA	50,656	59,129
	Elkem ASA	14,559	53,426
	Europris ASA	19,704	134,119
#	Fjordkraft Holding ASA	4,098	30,658

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	FLEX LNG, Ltd.	3,636	$42,834
#	Frontline, Ltd.	11,339	86,817
	Golden Ocean Group, Ltd.	5,167	44,507
#*	Grieg Seafood ASA	5,477	54,427
*	Hexagon Composites ASA	13,175	77,294
	Kitron ASA	6,811	16,388
*	Kongsberg Automotive ASA	96,264	31,807
	Medistim ASA	530	17,297
#*	Nordic Nanovector ASA	5,457	17,406
*	Nordic Semiconductor ASA	14,974	369,099
	Norway Royal Salmon ASA	1,451	34,490
#	Norwegian Finans Holding ASA	14,091	155,437
	Norwegian Property ASA	953	1,670
#	Ocean Yield ASA	5,542	19,861
*	Odfjell Drilling, Ltd.	9,723	23,312
*	Odfjell SE, Class A	1,000	3,419
*	Olav Thon Eiendomsselskap ASA	1,935	37,234
*	Otello Corp. ASA	9,051	35,821
#*	PGS ASA	50,758	34,976
	Protector Forsikring ASA	8,297	94,350
*	REC Silicon ASA	26,008	56,930
	Sbanken ASA	9,850	122,393
	Selvaag Bolig ASA	5,226	38,353
	SpareBank 1 SR-Bank ASA	6,068	78,383
	Stolt-Nielsen, Ltd.	2,682	40,217
	Subsea 7 SA	5,276	53,346
	TGS NOPEC Geophysical Co., ASA	8,659	130,818
	Treasure ASA	1,741	3,579
	Veidekke ASA	11,063	169,892
*	Wallenius Wilhelmsen ASA	7,933	26,517
	Wilh Wilhelmsen Holding ASA, Class A	1,434	29,972
*	XXL ASA	10,608	27,458

TOTAL NORWAY			3,368,361

PORTUGAL — (0.3%)
	Altri SGPS SA	7,954	62,102
#*	Banco Comercial Portugues SA, Class R	915,426	136,885
	Corticeira Amorim SGPS SA	5,127	62,542
*	CTT-Correios de Portugal SA	16,912	77,077
#*	Mota-Engil SGPS SA	12,914	21,664
#	Navigator Co. SA (The)	29,096	98,043
	NOS SGPS SA	28,772	109,079
	REN - Redes Energeticas Nacionais SGPS SA	53,025	155,283
	Semapa-Sociedade de Investimento e Gestao	3,925	56,970
	Sonae SGPS SA	103,034	96,459

TOTAL PORTUGAL			876,104

SINGAPORE — (1.2%)
	Accordia Golf Trust	65,600	1,050
	AEM Holdings, Ltd.	14,200	43,618
	Ascendas India Trust	113,900	121,356
	Best World International, Ltd.	33,400	6,345
	Boustead Projects, Ltd.	6,600	5,252
	Boustead Singapore, Ltd.	40,300	30,530
	Bukit Sembawang Estates, Ltd.	15,900	56,228
	China Aviation Oil Singapore Corp., Ltd.	27,800	23,551
	China Sunsine Chemical Holdings, Ltd.	43,800	18,542
	Chip Eng Seng Corp., Ltd.	45,000	16,537

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Chuan Hup Holdings, Ltd.	87,000	$14,691
	ComfortDelGro Corp., Ltd.	216,900	279,863
*	COSCO Shipping International Singapore Co., Ltd.	175,500	43,440
*	Creative Technology, Ltd.	2,650	5,304
	CSE Global, Ltd.	40,000	17,099
	Delfi, Ltd.	20,200	13,277
*	Ezion Holdings, Ltd.	243,320	1,481
#*	Ezra Holdings, Ltd.	229,921	356
	Far East Orchard, Ltd.	11,239	9,623
	First Resources, Ltd.	56,900	65,392
*	Fragrance Group, Ltd.	82,000	7,211
	Fraser and Neave, Ltd.	24,800	27,414
	Frasers Property, Ltd.	13,500	12,557
	Frencken Group, Ltd.	41,100	48,075
	GK Goh Holdings, Ltd.	17,813	13,322
	Golden Agri-Resources, Ltd.	834,300	156,486
	GuocoLand, Ltd.	41,300	51,483
*	Halcyon Agri Corp., Ltd.	25,666	5,276
	Haw Par Corp., Ltd.	12,200	120,918
	Ho Bee Land, Ltd.	29,800	61,122
	Hong Fok Corp., Ltd.	54,120	36,278
	Hong Leong Asia, Ltd.	16,000	12,468
	Hong Leong Finance, Ltd.	41,500	78,513
	Hotel Grand Central, Ltd.	43,574	35,674
	Hour Glass, Ltd. (The)	27,500	19,521
	Hutchison Port Holdings Trust	591,600	147,594
	Hwa Hong Corp., Ltd.	59,000	13,303
*	Hyflux, Ltd.	27,500	3,435
	iFAST Corp., Ltd.	8,200	41,249
*	Indofood Agri Resources, Ltd.	28,000	6,836
	Japfa, Ltd.	32,120	22,058
	k1 Ventures, Ltd.	24,000	0
	Keppel Infrastructure Trust	389,481	160,794
*	Lian Beng Group, Ltd.	32,800	12,446
*	Mandarin Oriental International, Ltd.	29,400	57,219
	Metro Holdings, Ltd.	51,300	29,060
	Micro-Mechanics Holdings, Ltd.	5,200	13,000
*	Midas Holdings, Ltd.	114,000	3,084
*	mm2 Asia, Ltd.	96,000	4,803
	NetLink NBN Trust	211,000	153,731
*	Oceanus Group, Ltd.	837,300	24,506
	OUE, Ltd.	48,400	53,391
	Oxley Holdings, Ltd.	84,483	16,144
*	Raffles Education Corp., Ltd.	63,960	9,606
	Raffles Medical Group, Ltd.	106,287	91,825
	Riverstone Holdings, Ltd.	40,800	44,418
*	SATS, Ltd.	34,300	104,352
	SBS Transit, Ltd.	8,500	20,162
	Sembcorp Industries, Ltd.	105,200	167,224
#*	Sembcorp Marine, Ltd.	822,622	129,426
	Sheng Siong Group, Ltd.	66,800	77,696
	SIA Engineering Co., Ltd.	34,000	58,136
	SIIC Environment Holdings, Ltd.	58,600	10,356
	Sinarmas Land, Ltd.	108,000	24,358
	Singapore Post, Ltd.	185,900	107,472
	Singapore Press Holdings, Ltd.	169,700	234,308
	Stamford Land Corp., Ltd.	21,000	6,538
	StarHub, Ltd.	45,300	45,902
	Straits Trading Co., Ltd.	7,100	14,711

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Swiber Holdings, Ltd.	17,249	$264
	Tuan Sing Holdings, Ltd.	47,091	13,243
	UMS Holdings, Ltd.	31,250	33,711
	United Industrial Corp., Ltd.	16,800	35,441
	UOB-Kay Hian Holdings, Ltd.	36,466	48,209
	Valuetronics Holdings, Ltd.	29,800	14,182
	Vicom, Ltd.	8,800	14,405
	Wing Tai Holdings, Ltd.	58,870	84,824
	Yangzijiang Shipbuilding Holdings, Ltd.	119,700	128,458
	Yeo Hiap Seng, Ltd.	2,482	1,695

TOTAL SINGAPORE			3,743,428

SPAIN — (2.1%)
	Acciona SA	2,412	419,307
	Acerinox SA	18,888	261,909
	Alantra Partners SA	1,872	35,532
	Almirall SA	6,226	97,733
*	Amper SA	155,515	35,924
*	Applus Services SA	14,239	150,649
*	Atresmedia Corp. de Medios de Comunicacion SA	10,142	48,810
*	Azkoyen SA	2,184	15,554
*	Banco de Sabadell SA	441,712	279,658
	Bankinter SA	71,436	390,651
	Cia de Distribucion Integral Logista Holdings SA	5,799	120,558
	CIE Automotive SA	7,242	201,445
	Construcciones y Auxiliar de Ferrocarriles SA	2,580	124,217
	Ebro Foods SA	8,414	172,050
*	eDreams ODIGEO SA	10,043	58,501
	Elecnor SA	4,118	51,475
	Enagas SA	20,888	454,742
*	Ence Energia y Celulosa SA	19,579	85,941
	Ercros SA	14,096	45,047
	Euskaltel SA	10,986	146,151
	Faes Farma SA	34,765	144,852
	Fluidra SA	4,554	158,142
	Fomento de Construcciones y Contratas SA	7,325	95,982
*	Gestamp Automocion SA	10,077	52,034
	Global Dominion Access SA	11,493	56,650
	Grupo Catalana Occidente SA	6,317	264,469
	Grupo Empresarial San Jose SA	2,273	16,171
#*	Grupo Ezentis SA	30,572	14,541
	Iberpapel Gestion SA	963	21,685
*	Indra Sistemas SA	14,501	150,880
	Laboratorios Farmaceuticos Rovi SA	1,642	95,184
	Liberbank SA	249,756	88,301
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	71,436	139,991
	Mapfre SA	55,699	119,664
*	Mediaset Espana Comunicacion SA	15,385	97,929
*	Melia Hotels International SA	16,151	131,925
	Miquel y Costas & Miquel SA	2,523	43,708
	Neinor Homes SA	3,665	48,380
*	Obrascon Huarte Lain SA	18,131	14,258
*	Oryzon Genomics SA	3,260	13,888
	Pharma Mar SA	1,673	191,140
	Prim SA	846	10,468
*	Promotora de Informaciones SA, Class A	21,413	23,692
	Prosegur Cia de Seguridad SA	24,644	76,650
*	Realia Business SA	40,885	33,561
	Sacyr SA	53,521	148,266

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Solaria Energia y Medio Ambiente SA	7,492	$153,591
*	Solarpack Corp. Tecnologica SA	824	19,711
*	Talgo SA	9,996	51,155
*	Tecnicas Reunidas SA	3,329	49,637
*	Tubacex SA	17,770	35,808
	Unicaja Banco SA	86,478	85,225
	Vidrala SA	2,046	230,249
	Viscofan SA	4,300	293,858
*	Vocento SA	10,365	13,303
	Zardoya Otis SA	16,103	102,000

TOTAL SPAIN			6,482,802

SWEDEN — (4.1%)
	AcadeMedia AB	9,075	93,932
	Adapteo Oyj	5,028	63,302
	AddLife AB, Class B	7,603	210,540
*	AddNode Group AB	4,034	137,579
	AddTech AB, Class B	24,616	429,136
*	AF Poyry AB	10,930	357,638
	Alimak Group AB	4,650	80,159
*	Ambea AB	2,236	20,961
*	Annehem Fastigheter AB, Class B	2,916	10,204
	Arjo AB, Class B	23,668	233,369
	Atrium Ljungberg AB, Class B	4,164	87,220
*	Attendo AB	14,141	82,386
	Beijer Alma AB	4,864	109,176
*	Beijer Electronics Group AB	3,083	18,634
	Bergman & Beving AB	4,110	62,598
	Betsson AB	13,252	120,408
*	Better Collective A/S	1,408	36,932
*	BHG Group AB	7,219	138,701
#	Bilia AB, Class A	9,387	163,628
	BioGaia AB, Class B	2,077	99,132
	Biotage AB	6,310	136,158
	Bonava AB, Class B	9,951	117,894
*	Boozt AB	5,716	132,882
	Bravida Holding AB	20,665	306,610
	BTS Group AB, Class B	414	14,196
	Bufab AB	4,911	129,682
	Bulten AB	1,365	17,544
	Bure Equity AB	7,431	339,151
*	Byggmax Group AB	8,034	70,127
*	Calliditas Therapeutics AB, ADR	237	7,072
	Catena AB	2,748	132,825
*	Catena Media P.L.C.	4,528	28,300
	Cellavision AB	349	14,799
*	Clas Ohlson AB, Class B	4,505	48,083
	Cloetta AB, Class B	30,791	96,383
*	Collector AB	3,491	12,898
	Concentric AB	4,906	110,257
	Coor Service Management Holding AB	8,658	73,339
	Dios Fastigheter AB	10,259	97,649
*	Duni AB	5,155	73,093
#	Dustin Group AB	7,661	95,606
	Eastnine AB	3,095	46,721
	Elanders AB, Class B	1,738	35,745
*	Electrolux Professional AB, Class B	20,693	131,087
#*	Eltel AB	2,122	6,522
*	Enea AB	2,398	67,777

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Eolus Vind AB, Class B	1,951	$48,875
	eWork Group AB	1,140	12,794
	Fagerhult AB	9,072	62,292
#	FastPartner AB, Class A	4,631	50,735
	Fenix Outdoor International AG	523	77,404
*	Fingerprint Cards AB, Class B	22,812	93,337
#	G5 Entertainment AB	858	62,163
*	GARO AB	221	17,409
*	Granges AB	14,721	197,310
*	Haldex AB	4,760	32,102
	Heba Fastighets AB, Class B	4,330	59,895
*	Hexatronic Group AB	2,561	46,196
	Hexpol AB	7,745	94,957
	HMS Networks AB	3,009	130,138
#*	Hoist Finance AB	7,538	30,964
	Hufvudstaden AB, Class A	7,614	121,365
*	Humana AB	3,640	32,968
	Instalco AB	5,244	222,210
#*	International Petroleum Corp.	9,695	34,076
#	Intrum AB	2,693	92,616
	INVISIO AB	2,896	64,929
*	Inwido AB	9,822	171,837
#*	ITAB Shop Concept AB, Class B	1,515	3,333
	JM AB	6,502	240,872
	Karnov Group AB	1,559	9,157
*	Kindred Group P.L.C.	23,558	405,462
	Klovern AB, Class B	75,390	145,922
*	KNOW IT AB	2,857	105,443
#	Kungsleden AB	21,398	248,787
	Lagercrantz Group AB, Class B	24,990	257,657
	LeoVegas AB	5,032	30,095
	Lime Technologies AB	225	8,713
	Lindab International AB	12,870	261,941
	Loomis AB	5,957	195,076
	Medicover AB, Class B	4,630	132,509
*	Mekonomen AB	5,111	87,729
#*	Millicom International Cellular SA	2,318	91,604
	MIPS AB	2,902	234,750
*	Modern Times Group MTG AB, Class B	8,522	130,010
*	Momentum Group AB, Class B	3,336	77,702
*	Munters Group AB	2,864	28,030
	Mycronic AB	7,425	219,220
	NCC AB, Class B	6,927	130,613
*	Nederman Holding AB	2,831	54,692
#*	Nelly Group AB	912	4,120
*	Net Insight AB, Class B	41,507	11,989
*	New Wave Group AB, Class B	6,935	74,449
	Nobia AB	14,929	129,760
*	Nobina AB	12,314	108,847
*	Nolato AB, Class B	2,276	224,733
*	Nordic Entertainment Group AB, Class B	6,988	324,156
	Nordic Waterproofing Holding AB	2,253	48,090
	NP3 Fastigheter AB	4,739	87,014
	Nyfosa AB	21,554	259,297
	OEM International AB, Class B	1,480	70,632
*	Orexo AB	1,571	7,531
*	Pandox AB	7,862	137,273
*	Peab AB, Class B	16,237	234,228
	Platzer Fastigheter Holding AB, Class B	6,591	86,173

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Pricer AB, Class B	16,074	$64,842
	Proact IT Group AB	775	24,456
#*	Qliro AB	912	5,144
	Ratos AB, Class B	27,304	160,683
*	RaySearch Laboratories AB	2,968	29,159
	Resurs Holding AB	11,633	60,127
*	Rottneros AB	8,130	9,442
#*	SAS AB	364,092	84,154
*	Scandi Standard AB	5,934	46,456
#*	Scandic Hotels Group AB	8,957	40,384
	Sectra AB, Class B	2,813	200,717
*	Semcon AB	1,445	19,793
*	SkiStar AB	4,670	70,686
*	SSAB AB, Class A	7,862	42,556
*	Systemair AB	2,722	81,891
	Troax Group AB	5,225	189,624
	VBG Group AB, Class B	1,749	36,708
	Vitec Software Group AB, Class B	1,477	69,721
#	Wihlborgs Fastigheter AB	14,693	300,355

TOTAL SWEDEN			13,099,114

SWITZERLAND — (5.7%)
	Allreal Holding AG	1,811	366,554
	ALSO Holding AG	829	250,723
*	APG SGA SA	152	36,395
#	Arbonia AG	6,387	110,587
*	Aryzta AG	99,052	111,655
*	Autoneum Holding AG	308	59,528
	Bachem Holding AG, Class B	489	248,253
	Baloise Holding AG	517	87,421
	Banque Cantonale de Geneve	373	65,761
	Banque Cantonale Vaudoise	1,576	160,668
	Belimo Holding AG	1,100	438,984
	Bell Food Group AG	268	83,786
	Bellevue Group AG	1,225	51,939
	Berner Kantonalbank AG	606	141,718
	BKW AG	2,717	304,286
*	Bobst Group SA	1,229	81,716
	Bossard Holding AG, Class A	800	192,342
	Bucher Industries AG	839	440,321
	Burckhardt Compression Holding AG	272	97,677
	Burkhalter Holding AG	430	34,191
	Bystronic AG	187	228,566
	Calida Holding AG	895	35,106
*	Carlo Gavazzi Holding AG	62	14,847
	Cembra Money Bank AG	3,288	357,529
	Cicor Technologies, Ltd.	259	14,398
	Cie Financiere Tradition SA	285	36,668
	Clariant AG	22,472	470,707
	Coltene Holding AG	598	84,638
	Comet Holding AG	593	152,052
*	COSMO Pharmaceuticals NV	124	11,949
	Daetwyler Holding AG	122	39,592
	DKSH Holding AG	4,514	363,261
	dormakaba Holding AG	369	242,482
*	Dottikon Es Holding AG	120	23,532
*	Dufry AG	6,371	419,267
	EFG International AG	12,650	110,557
	Emmi AG	260	270,021

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Energiedienst Holding AG	1,617	$61,980
#*	Evolva Holding SA	115,096	24,021
*	Feintool International Holding AG	183	13,048
*	Flughafen Zurich AG	2,360	424,518
	Forbo Holding AG	133	254,727
	Fundamenta Real Estate AG	624	13,528
	Galenica AG	5,289	357,941
#*	GAM Holding AG	23,150	59,986
	Georg Fischer AG	501	702,489
	Gurit Holding AG	55	142,977
	Helvetia Holding AG	4,587	551,471
	Hiag Immobilien Holding AG	899	104,337
#*	HOCHDORF Holding AG	130	8,681
	Huber & Suhner AG	1,989	159,629
	Hypothekarbank Lenzburg AG	9	42,364
*	Implenia AG	2,143	62,463
*	Ina Invest Holding AG	498	10,338
	Inficon Holding AG	217	232,139
	Interroll Holding AG	69	235,828
	Intershop Holding AG	164	109,726
	Investis Holding SA	526	55,756
	IVF Hartmann Holding AG	61	11,453
*	Jungfraubahn Holding AG	563	84,965
	Kardex Holding AG	792	163,492
*	Komax Holding AG	474	113,725
#	Kudelski SA	6,965	32,286
	Landis+Gyr Group AG	1,766	122,417
*	Lastminute.com NV	995	41,922
	LEM Holding SA	50	93,635
	Liechtensteinische Landesbank AG	1,746	103,321
	Luzerner Kantonalbank AG	403	190,309
*	Meier Tobler Group AG	348	6,119
	Metall Zug AG	26	56,360
	Mobilezone Holding AG	5,469	68,443
	Mobimo Holding AG	858	272,648
	Novavest Real Estate AG	287	15,249
	OC Oerlikon Corp. AG	25,771	301,389
*	Orascom Development Holding AG	1,611	18,001
	Orior AG	755	69,150
*	Peach Property Group AG	313	17,678
	Phoenix Mecano AG	95	48,478
	Plazza AG, Class A	250	87,898
	PSP Swiss Property AG	5,028	620,437
*	Rieter Holding AG	458	70,516
	Romande Energie Holding SA	46	64,994
	Schaffner Holding AG	70	19,692
	Schweiter Technologies AG	165	267,762
*	Sensirion Holding AG	223	15,228
	SFS Group AG	1,898	244,652
	Siegfried Holding AG	467	429,484
	SIG Combibloc Group AG	25,223	618,243
	Softwareone Holding AG	7,577	196,363
	St Galler Kantonalbank AG	390	182,601
	Sulzer AG	2,117	241,180
	Swiss Prime Site AG	4,051	394,240
#*	Swiss Steel Holding AG	75,342	25,941
	Swissquote Group Holding SA	1,186	178,089
	Tecan Group AG	169	82,351
	Thurgauer Kantonalbank	118	13,704

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	TX Group AG	438	$33,711
	u-blox Holding AG	913	62,596
	Valiant Holding AG	1,754	194,468
*	Valora Holding AG	456	95,686
	Varia US Properties AG	834	35,093
	VAT Group AG	3,471	991,193
	Vaudoise Assurances Holding SA	181	96,524
	Vetropack Holding AG	1,500	90,766
*	Von Roll Holding AG	1,435	1,211
	Vontobel Holding AG	3,439	258,826
	VP Bank AG	427	53,808
	VZ Holding AG	1,520	130,882
*	V-ZUG Holding AG	260	35,924
	Walliser Kantonalbank	485	56,849
	Warteck Invest AG	28	73,274
	Ypsomed Holding AG	341	54,736
	Zehnder Group AG	1,375	110,905
	Zug Estates Holding AG, Class B	41	89,138
	Zuger Kantonalbank AG	19	143,134

TOTAL SWITZERLAND			18,060,763

UNITED KINGDOM — (13.8%)
*	4imprint Group P.L.C.	2,763	89,665
	888 Holdings P.L.C.	35,864	211,542
*	A.G. Barr P.L.C.	11,359	79,772
	Advanced Medical Solutions Group P.L.C.	3,253	12,730
	Afren P.L.C.	57,931	0
	Aggreko P.L.C.	29,652	353,300
	Airtel Africa P.L.C.	45,472	47,956
	AJ Bell P.L.C.	18,145	111,324
	Alfa Financial Software Holdings P.L.C.	7,161	13,453
	Alliance Pharma P.L.C.	38,308	50,794
	Anglo Pacific Group P.L.C.	21,654	41,558
	Anglo-Eastern Plantations P.L.C.	1,293	11,649
*	AO World P.L.C.	21,772	83,723
	Appreciate Group P.L.C.	13,054	7,212
	Aptitude Software Group P.L.C.	490	4,534
*	Arrow Global Group P.L.C.	17,804	74,938
*	Ascential P.L.C.	27,857	133,893
	Ashmore Group P.L.C.	37,560	207,607
	Avon Rubber P.L.C.	4,187	191,732
*	Babcock International Group P.L.C.	63,196	251,529
*	Balfour Beatty P.L.C.	80,248	345,937
*	Bank of Georgia Group P.L.C.	4,639	65,467
*	Beazley P.L.C.	67,496	315,527
	Begbies Traynor Group P.L.C.	7,753	12,737
	Bellway P.L.C.	12,375	617,328
*	Biffa P.L.C.	24,784	94,674
	Bloomsbury Publishing P.L.C.	9,948	41,443
	Bodycote P.L.C.	23,492	245,374
*	Boohoo Group P.L.C.	9,921	46,562
	Brewin Dolphin Holdings P.L.C.	35,325	165,971
	Britvic P.L.C.	28,735	350,676
*	Burford Capital, Ltd.	7,640	101,041
*	C&C Group P.L.C.	32,729	133,949
	Cairn Energy P.L.C.	64,356	150,919
*	Capita P.L.C.	137,424	82,946
*	Card Factory P.L.C.	36,595	43,714
	CareTech Holdings P.L.C.	7,585	58,881

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Carr’s Group P.L.C.	4,336	$9,340
	Castings P.L.C.	4,744	24,767
	Centamin P.L.C.	141,047	209,151
	Central Asia Metals P.L.C.	10,032	38,513
*	Centrica P.L.C.	512,566	401,205
	Chemring Group P.L.C.	36,102	131,120
	Chesnara P.L.C.	18,041	68,791
#*	Cineworld Group P.L.C.	74,014	98,937
*	Circassia Group P.L.C.	12,752	6,152
	Clarkson P.L.C.	3,542	148,519
	Clinigen Group P.L.C.	6,338	74,725
	Clipper Logistics P.L.C.	5,269	50,070
	Close Brothers Group P.L.C.	18,935	415,337
	CLS Holdings P.L.C.	19,418	66,744
	CMC Markets P.L.C.	13,141	88,777
	Coats Group P.L.C.	118,479	95,565
	Computacenter P.L.C.	9,400	347,684
	ContourGlobal P.L.C.	6,337	17,527
	ConvaTec Group P.L.C.	115,833	349,061
*	Costain Group P.L.C.	10,708	8,727
*	Countryside Properties P.L.C.	55,249	395,964
	Cranswick P.L.C.	5,908	304,750
*	Crest Nicholson Holdings P.L.C.	31,067	175,396
*	CVS Group P.L.C.	7,120	219,550
	Daily Mail & General Trust P.L.C., Class A	14,951	185,656
*	De La Rue P.L.C.	19,364	47,473
	Debenhams P.L.C.	107,504	0
	Devro P.L.C.	18,673	52,872
*	DFS Furniture P.L.C.	18,806	69,046
*	Dialight P.L.C.	1,573	6,151
*	Dignity P.L.C.	5,679	55,301
	Diploma P.L.C.	14,431	571,311
	DiscoverIE Group P.L.C.	8,605	92,696
	Diversified Gas & Oil P.L.C.	18,994	32,000
*	Dixons Carphone P.L.C.	128,311	246,944
	Domino’s Pizza Group P.L.C.	53,047	279,878
	dotdigital group P.L.C.	11,187	29,357
	Drax Group P.L.C.	61,101	345,216
	Dunelm Group P.L.C.	12,393	252,387
*	easyJet P.L.C.	4,683	66,952
	EKF Diagnostics Holdings P.L.C.	28,411	29,030
	Electrocomponents P.L.C.	39,769	585,329
*	Elementis P.L.C.	75,875	156,761
	EMIS Group P.L.C.	5,893	99,775
*	EnQuest P.L.C.	139,312	32,504
*	Equiniti Group P.L.C.	47,466	114,702
*	Esken, Ltd.	42,560	21,137
	Essentra P.L.C.	35,380	155,413
	Euromoney Institutional Investor P.L.C.	11,592	159,118
	FDM Group Holdings P.L.C.	9,533	134,719
	Ferrexpo P.L.C.	46,878	283,946
	Fevertree Drinks P.L.C.	10,975	380,402
*	First Derivatives P.L.C.	772	31,189
*	Firstgroup P.L.C.	183,986	189,216
*	Forterra P.L.C.	19,451	78,505
*	Foxtons Group P.L.C.	34,139	29,691
*	Frasers Group P.L.C.	21,667	154,145
*	Frontier Developments P.L.C.	950	42,316
*	Fuller Smith & Turner P.L.C., Class A	4,390	53,979

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Future P.L.C.	7,862	$256,185
	Galliford Try Holdings P.L.C.	19,567	33,907
	Games Workshop Group P.L.C.	4,331	648,949
	Gamesys Group P.L.C.	7,493	200,626
	Gamma Communications P.L.C.	4,152	104,502
	GB Group P.L.C.	2,045	25,379
*	Gem Diamonds, Ltd.	14,716	14,099
	Genel Energy P.L.C.	14,140	31,832
	Genus P.L.C.	722	50,707
*	Georgia Capital P.L.C.	3,318	25,798
*	Go-Ahead Group P.L.C. (The)	8,934	150,525
*	Gooch & Housego P.L.C.	1,092	18,018
	Grafton Group P.L.C.	27,984	461,016
	Grainger P.L.C.	72,289	285,376
*	Greencore Group P.L.C.	70,626	154,977
*	Greggs P.L.C.	12,425	405,417
*	Gulf Keystone Petroleum, Ltd.	29,820	73,113
*	Gym Group P.L.C. (The)	13,715	49,743
	H&T Group P.L.C.	2,944	12,069
*	Halfords Group P.L.C.	23,225	120,788
*	Harbour Energy P.L.C.	87,623	24,649
*	Hays P.L.C.	191,986	433,340
*	Headlam Group P.L.C.	13,204	83,880
	Helical P.L.C.	15,637	91,522
*	Helios Towers P.L.C.	10,348	24,502
	Henry Boot P.L.C.	13,323	50,521
	Hill & Smith Holdings P.L.C.	9,624	195,706
	Hilton Food Group P.L.C.	7,490	127,455
*	Hiscox, Ltd.	25,046	280,352
	Hochschild Mining P.L.C.	37,929	97,291
*	Hollywood Bowl Group P.L.C.	14,164	46,493
*	Hostelworld Group P.L.C.	3,800	5,466
*	Howden Joinery Group P.L.C.	17,340	193,714
	Hunting P.L.C.	21,793	73,947
#*	Hurricane Energy P.L.C.	61,503	951
*	Hyve Group P.L.C.	30,769	51,012
	Ibstock P.L.C.	53,200	162,205
	IDOX P.L.C.	25,839	22,270
	IG Group Holdings P.L.C.	43,731	553,238
	IMI P.L.C.	31,889	700,748
	Impax Asset Management Group P.L.C.	3,381	46,848
*	Inchcape P.L.C.	47,648	514,299
*	Indivior P.L.C.	63,396	133,623
	IntegraFin Holdings P.L.C.	16,604	128,789
*	International Personal Finance P.L.C.	23,747	41,825
	Interserve P.L.C.	22,564	0
	Investec P.L.C.	63,265	254,572
	iomart Group P.L.C.	10,345	39,586
*	IP Group P.L.C.	98,163	174,016
*	IQE P.L.C.	9,953	8,039
*	ITV P.L.C.	37,612	62,863
*	IWG P.L.C.	82,435	417,381
*	J D Wetherspoon P.L.C.	10,655	196,732
	James Fisher & Sons P.L.C.	6,723	96,531
	James Halstead P.L.C.	7,833	54,728
*	JET2 P.L.C.	10,440	215,340
	John Laing Group P.L.C.	50,848	215,747
*	John Menzies P.L.C.	11,780	53,819
*	John Wood Group P.L.C.	72,360	281,320

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Johnson Service Group P.L.C.	15,666	$33,740
	JTC P.L.C.	8,689	80,859
	Jupiter Fund Management P.L.C.	55,656	198,661
*	Just Group P.L.C.	109,347	164,396
	Kainos Group P.L.C.	7,333	154,778
	Keller Group P.L.C.	9,571	109,373
#*	Kier Group P.L.C.	31,248	37,990
*	Kin & Carta P.L.C.	23,381	57,174
*	Lamprell P.L.C.	23,029	20,028
	Lancashire Holdings, Ltd.	27,531	269,910
	Learning Technologies Group P.L.C.	23,149	57,833
	Liontrust Asset Management P.L.C.	569	12,714
*	Lookers P.L.C.	40,298	36,903
*	LSL Property Services P.L.C.	11,392	64,568
*	M&C Saatchi P.L.C.	3,423	6,234
	Macfarlane Group P.L.C.	6,000	9,609
	Man Group P.L.C.	179,299	416,781
*	Marks & Spencer Group P.L.C.	153,696	335,295
*	Marshalls P.L.C.	26,672	267,804
*	Marston’s P.L.C.	82,294	110,025
	McBride P.L.C.	30,429	39,517
*	Mears Group P.L.C.	19,018	51,226
*	Mediclinic International P.L.C.	46,009	194,945
*	Meggitt P.L.C.	52,696	338,983
*	Metro Bank P.L.C.	1,363	2,174
	Micro Focus International P.L.C.	9,094	64,866
*	Midwich Group P.L.C.	2,895	19,028
*	Mitchells & Butlers P.L.C.	42,567	185,284
*	Mitie Group P.L.C.	185,228	158,656
	MJ Gleeson P.L.C.	5,541	65,829
	Moneysupermarket.com Group P.L.C.	53,903	203,277
	Morgan Advanced Materials P.L.C.	36,877	150,766
	Morgan Sindall Group P.L.C.	4,246	135,008
	Morses Club P.L.C.	4,600	3,581
	Mortgage Advice Bureau Holdings, Ltd.	1,833	29,086
*	Motorpoint group P.L.C.	7,418	26,648
	MP Evans Group P.L.C.	799	8,100
*	N Brown Group P.L.C.	29,795	26,924
*	Naked Wines P.L.C.	7,043	81,857
*	National Express Group P.L.C.	70,707	292,131
	NCC Group P.L.C.	31,420	117,853
*	Network International Holdings P.L.C.	13,720	79,615
*	Next Fifteen Communications Group P.L.C.	4,721	57,240
	Nichols P.L.C.	707	14,175
	Ninety One P.L.C.	40,746	137,707
*	Norcros P.L.C.	7,961	32,315
	Numis Corp. P.L.C.	6,616	34,812
*	On the Beach Group P.L.C.	11,039	63,077
	OSB Group P.L.C.	20,492	135,682
	Oxford Instruments P.L.C.	5,860	176,093
*	Pagegroup P.L.C.	33,456	258,857
	Pan African Resources P.L.C.	263,769	66,573
	Paragon Banking Group P.L.C.	34,167	221,989
	PayPoint P.L.C.	7,784	64,470
*	Pendragon P.L.C.	178,766	44,808
#*	Petrofac, Ltd.	28,206	51,239
*	Petropavlovsk P.L.C.	404,614	143,441
	Pets at Home Group P.L.C.	69,968	429,364
*	Pharos Energy P.L.C.	20,801	7,596

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Photo-Me International P.L.C.	40,883	$39,231
*	Playtech P.L.C.	34,619	222,415
	Plus500, Ltd.	9,377	183,833
	Polar Capital Holdings P.L.C.	8,674	91,881
	Polypipe Group P.L.C.	24,923	194,470
	Porvair P.L.C.	3,538	28,953
*	PPHE Hotel Group, Ltd.	814	19,127
*	Premier Foods P.L.C.	78,429	105,649
*	Provident Financial P.L.C.	13,265	44,859
*	PureTech Health P.L.C.	20,868	119,601
	PZ Cussons P.L.C.	27,657	100,821
	QinetiQ Group P.L.C.	71,703	328,665
	Quilter P.L.C.	194,148	438,475
*	Rank Group P.L.C.	24,101	64,878
	Rathbone Brothers P.L.C.	6,710	156,877
*	Raven Property Group, Ltd.	25,607	9,868
*	Reach P.L.C.	50,217	152,514
	Redde Northgate P.L.C.	21,304	107,157
	Redrow P.L.C.	33,289	317,755
	Renew Holdings P.L.C.	4,833	41,720
*	Renewi P.L.C.	93,344	65,682
	Renishaw P.L.C.	3,066	264,727
*	Restaurant Group P.L.C. (The)	55,448	91,861
	Rhi Magnesita NV	1,651	103,970
	Rhi Magnesita NV	2,503	156,928
	Ricardo P.L.C.	5,446	31,568
	RM P.L.C.	8,839	27,765
	Robert Walters P.L.C.	5,699	53,124
	Rotork P.L.C.	97,235	462,158
*	Royal Mail P.L.C.	122,790	841,256
*	RPS Group P.L.C.	39,439	47,956
	RWS Holdings P.L.C.	17,015	161,399
	S&U P.L.C.	354	12,185
	Sabre Insurance Group P.L.C.	20,051	72,055
*	Saga P.L.C.	6,871	36,176
	Sanne Group P.L.C.	5,284	47,190
	Savills P.L.C.	15,694	258,603
*	Senior P.L.C.	81,040	121,193
*	Serco Group P.L.C.	17,716	34,297
	Severfield P.L.C.	28,520	30,898
*	SIG P.L.C.	138,693	94,762
*	Signature Aviation P.L.C.	97,981	546,863
	Smart Metering Systems P.L.C.	4,717	52,877
*	Smiths News P.L.C.	19,640	10,541
	Softcat P.L.C.	13,747	363,983
*	SolGold P.L.C.	16,846	6,794
	Spectris P.L.C.	14,225	638,985
*	Speedy Hire P.L.C.	40,705	42,860
*	Spire Healthcare Group P.L.C.	44,227	122,119
	Spirent Communications P.L.C.	77,650	274,882
*	Sportech P.L.C.	13,686	5,560
*	SSP Group P.L.C.	79,011	349,599
	St. Modwen Properties P.L.C.	33,188	199,054
*	Stagecoach Group P.L.C.	35,849	44,507
*	SThree P.L.C.	13,227	73,304
	Stock Spirits Group P.L.C.	24,762	93,428
	Strix Group P.L.C.	16,033	62,339
*	Studio Retail Group P.L.C.	5,420	22,437
	STV Group P.L.C.	2,980	14,769

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Superdry P.L.C.	4,673	$18,139
	Synthomer P.L.C.	42,209	296,411
	Tate & Lyle P.L.C.	50,269	556,104
*	Ted Baker P.L.C.	8,333	18,907
	Telecom Plus P.L.C.	7,802	140,157
*	Telit Communications P.L.C.	10,362	29,046
*	TEN Entertainment Group P.L.C.	6,886	22,483
	Thomas Cook Group P.L.C.	133,576	0
	TI Fluid Systems P.L.C.	7,253	29,776
*	Topps Tiles P.L.C.	21,096	20,354
	TP ICAP Group P.L.C.	95,925	314,956
*	Travis Perkins P.L.C.	27,205	577,697
	Trellus Health, Ltd.	1,748	0
*	Trifast P.L.C.	13,605	30,089
	TT Electronics P.L.C.	20,485	67,378
#*	Tullow Oil P.L.C.	184,058	137,349
	Tyman P.L.C.	7,607	44,379
*	U & I Group P.L.C.	21,649	28,414
	UDG Healthcare P.L.C.	25,191	298,132
	Ultra Electronics Holdings P.L.C.	9,461	264,322
*	Vectura Group P.L.C.	75,025	116,645
*	Vertu Motors P.L.C.	37,928	23,822
	Vesuvius P.L.C.	27,996	207,888
	Victrex P.L.C.	10,684	346,463
*	Virgin Money UK P.L.C.	101,790	281,128
	Vistry Group P.L.C.	24,984	427,072
	Vitec Group P.L.C. (The)	4,188	81,265
	Vivo Energy P.L.C.	6,394	8,836
	Volex P.L.C.	13,025	61,149
	Volution Group P.L.C.	17,166	98,744
	Vp P.L.C.	3,850	44,143
*	Watches of Switzerland Group P.L.C.	13,120	132,848
	Watkin Jones P.L.C.	15,756	51,569
*	Weir Group P.L.C. (The)	430	11,381
*	WH Smith P.L.C.	12,939	323,296
*	Wickes Group P.L.C.	30,483	105,225
	Wilmington P.L.C.	6,879	18,608
	Wincanton P.L.C.	11,795	70,808
*	Xaar P.L.C.	10,372	25,610
	XP Power, Ltd.	2,076	145,589
*	Young & Co’s Brewery P.L.C., Class A	201	3,848

TOTAL UNITED KINGDOM			43,790,792

UNITED STATES — (0.3%)
*	Arko Corp.	4,209	43,434
	Ovintiv, Inc.	24,174	578,020
*	Samsonite International SA	115,800	214,314

TOTAL UNITED STATES			835,768

TOTAL COMMON STOCKS			297,705,349

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
	Biotest AG	2,447	86,479
	Draegerwerk AG & Co., KGaA	1,189	110,993
	Fuchs Petrolub SE	6,813	362,788
	Jungheinrich AG	5,624	294,222
	Sixt SE	1,905	157,161

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
STO SE & Co., KGaA	368	$69,789
Villeroy & Boch AG	1,074	22,858

TOTAL GERMANY		1,104,290

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights 04/20/22	7,475	0

CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	390	1,586
* Pan American Silver Corp. Rights 02/22/29	19,894	17,507

TOTAL CANADA		19,093

FRANCE — (0.0%)
* Euronext NV Rights 05/10/21	5,164	60,532

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	61,932	0

TOTAL RIGHTS/WARRANTS		79,625

TOTAL INVESTMENT SECURITIES (Cost $244,450,684)		298,889,264

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	1,542,747	17,849,584

TOTAL INVESTMENTS — (100.0%) (Cost $262,299,253)		$316,738,848

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$700	$22,802,243	—	$22,802,943
Austria	—	4,627,364	—	4,627,364
Belgium	39,030	4,471,991	—	4,511,021
Canada	36,150,516	21,294	—	36,171,810
China	—	69,686	—	69,686
Denmark	—	6,139,999	—	6,139,999
Finland	—	7,656,531	—	7,656,531
France	—	13,447,492	—	13,447,492
Germany	—	20,974,449	—	20,974,449
Hong Kong	31,308	7,041,235	—	7,072,543
Ireland	22,067	1,086,341	—	1,108,408
Israel	90,182	4,323,784	—	4,413,966
Italy	—	9,686,921	—	9,686,921
Japan	134,062	59,314,125	—	59,448,187
Netherlands	78,328	7,540,186	—	7,618,514
New Zealand	—	1,698,383	—	1,698,383
Norway	44,507	3,323,854	—	3,368,361
Portugal	—	876,104	—	876,104
Singapore	—	3,743,428	—	3,743,428

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	$139,991	$6,342,811	—	$6,482,802
Sweden	179,849	12,919,265	—	13,099,114
Switzerland	82,351	17,978,412	—	18,060,763
United Kingdom	220,298	43,570,494	—	43,790,792
United States	578,020	257,748	—	835,768
Preferred Stocks
Germany	—	1,104,290	—	1,104,290
Rights/Warrants
Canada	—	19,093	—	19,093
France	—	60,532	—	60,532
Securities Lending Collateral	—	17,849,584	—	17,849,584

TOTAL	$37,791,209	$278,947,639	—	$316,738,848

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (0.6%)
*	Altice USA, Inc., Class A	39,600	$1,437,876
	Cable One, Inc.	1,261	2,257,190
*	Facebook, Inc., Class A	27,651	8,988,787
	Interpublic Group of Cos., Inc. (The)	1	32
#*	Live Nation Entertainment, Inc.	453	37,092
*	Netflix, Inc.	5,627	2,889,296
	Verizon Communications, Inc.	32,446	1,875,054

TOTAL COMMUNICATION SERVICES			17,485,327

CONSUMER DISCRETIONARY — (20.3%)
*	Amazon.com, Inc.	44,962	155,902,138
*	Aptiv P.L.C.	15,624	2,248,137
	Best Buy Co., Inc.	160,432	18,653,429
*	Booking Holdings, Inc.	8,809	21,723,699
*	Bright Horizons Family Solutions, Inc.	187	27,083
*	Burlington Stores, Inc.	28,440	9,280,825
	Darden Restaurants, Inc.	32,128	4,713,820
	Dollar General Corp.	28,329	6,083,653
	eBay, Inc.	271,783	15,162,773
*	Hilton Worldwide Holdings, Inc.	46,233	5,950,187
	Home Depot, Inc. (The)	322,959	104,532,139
	Las Vegas Sands Corp.	5,815	356,227
#	Leggett & Platt, Inc.	643	31,938
	Lowe’s Cos., Inc.	212,743	41,750,814
*	Lululemon Athletica, Inc.	16,356	5,483,676
*	Marriott International, Inc., Class A	76,267	11,327,175
	McDonald’s Corp.	15,927	3,760,046
	NIKE, Inc., Class B	210,730	27,947,012
*	NVR, Inc.	930	4,666,833
*	O’Reilly Automotive, Inc.	27,325	15,107,446
	Pool Corp.	16,700	7,056,084
	Ross Stores, Inc.	67,051	8,779,658
	Service Corp. International	49,212	2,629,889
	Starbucks Corp.	343,683	39,348,267
	Target Corp.	117,211	24,293,152
	TJX Cos., Inc. (The)	170,558	12,109,618
	Tractor Supply Co.	61,121	11,527,421
	Travel & Leisure Co.	2,115	136,481
*	Ulta Beauty, Inc.	12,151	4,001,932
	VF Corp.	25,060	2,196,760
	Yum! Brands, Inc.	12,200	1,458,144

TOTAL CONSUMER DISCRETIONARY			568,246,456

CONSUMER STAPLES — (11.4%)
	Altria Group, Inc.	791,782	37,807,591
	Brown-Forman Corp., Class A	15,971	1,139,531
	Brown-Forman Corp., Class B	95,023	7,248,354
#	Campbell Soup Co.	80,656	3,851,324
	Church & Dwight Co., Inc.	75,835	6,502,093
	Clorox Co. (The)	71,957	13,132,153
	Coca-Cola Co. (The)	979,791	52,889,118
	Costco Wholesale Corp.	91,101	33,897,771

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Estee Lauder Cos., Inc. (The), Class A	29,099	$9,131,266
*	Herbalife Nutrition, Ltd.	68,088	3,116,388
	Hershey Co. (The)	57,200	9,397,960
#	Kellogg Co.	89,810	5,605,940
	Kimberly-Clark Corp.	67,976	9,062,560
	Lamb Weston Holdings, Inc.	67,768	5,455,324
*	Monster Beverage Corp.	28,032	2,720,506
	PepsiCo, Inc.	364,909	52,605,281
	Procter & Gamble Co. (The)	420,803	56,143,536
	Sysco Corp.	124,520	10,550,580

TOTAL CONSUMER STAPLES			320,257,276

FINANCIALS — (3.3%)
	American Express Co.	1,089	166,998
	Aon P.L.C., Class A	60,490	15,209,606
#*	Credit Acceptance Corp.	1,916	756,418
	Erie Indemnity Co., Class A	6,653	1,423,875
	FactSet Research Systems, Inc.	14,855	4,994,548
	LPL Financial Holdings, Inc.	18,799	2,945,803
	MarketAxess Holdings, Inc.	7,981	3,898,399
	Marsh & McLennan Cos., Inc.	12,880	1,747,816
	Moody’s Corp.	40,194	13,131,782
	MSCI, Inc.	40,997	19,915,113
	S&P Global, Inc.	69,555	27,153,576

TOTAL FINANCIALS			91,343,934

HEALTH CARE — (12.4%)
	AbbVie, Inc.	570,282	63,586,443
*	Align Technology, Inc.	2,902	1,728,228
	Amgen, Inc.	232,191	55,642,251
	Cardinal Health, Inc.	155,221	9,366,035
*	DaVita, Inc.	24,000	2,796,720
*	Edwards Lifesciences Corp.	3	287
	Eli Lilly and Co.	274,899	50,243,290
	Encompass Health Corp.	24,102	2,045,296
	HCA Healthcare, Inc.	8,315	1,671,814
*	Hologic, Inc.	34,266	2,246,136
*	IDEXX Laboratories, Inc.	51,281	28,152,756
	Johnson & Johnson	356,239	57,970,773
	Merck & Co., Inc.	419,958	31,286,871
*	Mettler-Toledo International, Inc.	14,091	18,505,992
*	Molina Healthcare, Inc.	11,506	2,935,181
	ResMed, Inc.	9,887	1,858,459
	Zoetis, Inc.	98,882	17,109,553

TOTAL HEALTH CARE			347,146,085

INDUSTRIALS — (14.6%)
	3M Co.	177,074	34,908,368
	Allegion P.L.C.	37,179	4,996,114
*	Boeing Co. (The)	82,836	19,409,303
	Booz Allen Hamilton Holding Corp.	52,858	4,384,571
	BWX Technologies, Inc.	7,871	526,727
	Caterpillar, Inc.	66,720	15,219,499
	CH Robinson Worldwide, Inc.	74,267	7,209,840
	Cintas Corp.	23,873	8,239,527
*	Copart, Inc.	69,303	8,628,917
	Deere & Co.	42,193	15,647,274
	Donaldson Co., Inc.	36,656	2,304,929

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Emerson Electric Co.	15,647	$1,415,897
	Expeditors International of Washington, Inc.	49,897	5,481,684
	Fastenal Co.	238,536	12,470,662
	General Dynamics Corp.	282	53,645
	Graco, Inc.	26,482	2,033,818
	HEICO Corp.	583	82,086
	HEICO Corp., Class A	338	42,683
	Honeywell International, Inc.	119,434	26,638,559
	Huntington Ingalls Industries, Inc.	10,191	2,163,753
*	IAA, Inc.	35,354	2,220,585
	Illinois Tool Works, Inc.	86,871	20,020,291
	JB Hunt Transport Services, Inc.	57,226	9,769,050
	Lennox International, Inc.	15,817	5,304,073
	Lockheed Martin Corp.	78,508	29,877,005
	Masco Corp.	101,751	6,499,854
	Nordson Corp.	16,965	3,586,571
	Northrop Grumman Corp.	6,726	2,383,963
	Old Dominion Freight Line, Inc.	16,977	4,376,840
	Raytheon Technologies Corp.	6,652	553,713
	Robert Half International, Inc.	34,393	3,013,171
	Rockwell Automation, Inc.	47,384	12,521,696
	Rollins, Inc.	87,155	3,249,138
	Toro Co. (The)	31,222	3,578,041
	TransUnion	14,030	1,467,398
	Union Pacific Corp.	221,561	49,206,483
	United Parcel Service, Inc., Class B	207,151	42,229,803
	Verisk Analytics, Inc.	32,309	6,080,554
	Waste Management, Inc.	122,177	16,856,761
	WW Grainger, Inc.	29,186	12,653,298

TOTAL INDUSTRIALS			407,306,144

INFORMATION TECHNOLOGY — (34.3%)
	Accenture P.L.C., Class A	157,184	45,578,644
*	Adobe, Inc.	14,456	7,348,563
*	Advanced Micro Devices, Inc.	67,265	5,490,169
	Amphenol Corp., Class A	93,564	6,300,600
	Apple, Inc.	1,043,253	137,146,039
	Applied Materials, Inc.	220,549	29,269,058
*	Autodesk, Inc.	14,602	4,262,470
	Automatic Data Processing, Inc.	103,500	19,353,465
	Broadcom, Inc.	54,888	25,039,906
	Broadridge Financial Solutions, Inc.	47,631	7,555,706
*	Cadence Design Systems, Inc.	41,799	5,507,854
	CDK Global, Inc.	823	44,105
	CDW Corp.	96,150	17,146,430
	Citrix Systems, Inc.	64,678	8,010,370
*	Fair Isaac Corp.	9,468	4,936,710
*	Fiserv, Inc.	1	120
*	FleetCor Technologies, Inc.	9,920	2,854,182
*	Fortinet, Inc.	200	40,846
	Global Payments, Inc.	3,615	775,887
	Intuit, Inc.	46,353	19,104,852
	Jack Henry & Associates, Inc.	4,020	654,577
	KLA Corp.	77,251	24,361,103
	Lam Research Corp.	35,132	21,797,649
	Mastercard, Inc., Class A	294,191	112,398,613
	Maxim Integrated Products, Inc.	92,494	8,694,436
	Microsoft Corp.	606,824	153,028,876
	NetApp, Inc.	116,979	8,737,162

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Oracle Corp.	745,382	$56,492,502
	Paychex, Inc.	119,749	11,674,330
*	Paycom Software, Inc.	12,464	4,791,286
	QUALCOMM, Inc.	345,646	47,975,665
#	Seagate Technology P.L.C.	121,222	11,254,250
	Teradyne, Inc.	7,999	1,000,515
	Texas Instruments, Inc.	219,601	39,640,177
#	Ubiquiti, Inc.	12,800	3,652,224
#	Visa, Inc., Class A	390,424	91,187,429
	Western Union Co. (The)	213,701	5,504,938
	Xilinx, Inc.	1,962	251,058
*	Zebra Technologies Corp., Class A	22,471	10,960,006

TOTAL INFORMATION TECHNOLOGY			959,822,772

MATERIALS — (1.6%)
	Avery Dennison Corp.	56,729	12,149,650
	Ball Corp.	78,809	7,379,675
*	Berry Global Group, Inc.	1,406	89,450
	Celanese Corp.	4,941	774,008
	Crown Holdings, Inc.	51,374	5,640,865
	NewMarket Corp.	484	167,750
	Packaging Corp. of America	573	84,603
	PPG Industries, Inc.	14,830	2,539,489
	Sealed Air Corp.	18,321	905,057
	Sherwin-Williams Co. (The)	45,747	12,528,731
#	Southern Copper Corp.	15,894	1,103,202

TOTAL MATERIALS			43,362,480

TOTAL COMMON STOCKS Cost ($ 1,346,217,312)			2,754,970,474

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	24,490,872	24,490,872

SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,571,706	18,184,641

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,388,892,825)			$2,797,645,987

As of April 30, 2021, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	95	06/18/21	$18,633,035	$19,828,400	$1,195,365

Total Futures Contracts			$18,633,035	$19,828,400	$1,195,365

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,485,327	—	—	$17,485,327
Consumer Discretionary	568,246,456	—	—	568,246,456
Consumer Staples	320,257,276	—	—	320,257,276
Financials	91,343,934	—	—	91,343,934
Health Care	347,146,085	—	—	347,146,085
Industrials	407,306,144	—	—	407,306,144
Information Technology	959,822,772	—	—	959,822,772
Materials	43,362,480	—	—	43,362,480
Temporary Cash Investments	24,490,872	—	—	24,490,872
Securities Lending Collateral	—	$18,184,641	—	18,184,641
Futures Contracts**	1,195,365	—	—	1,195,365

TOTAL	$2,780,656,711	$18,184,641	—	$2,798,841,352

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.6%)
*	AMC Networks, Inc., Class A	22,686	$1,140,652
*	Boingo Wireless, Inc.	48,310	674,408
*	Cargurus, Inc.	97,920	2,416,666
	Cogent Communications Holdings, Inc.	5,425	409,642
*	IDT Corp., Class B	26,129	627,357
*	Iridium Communications, Inc.	67,557	2,566,490
#*	Liberty Media Corp.-Liberty Braves, Class A	9,063	253,673
*	Liberty Media Corp.-Liberty Braves, Class C	34,832	964,498
#	Loral Space & Communications, Inc.	2,300	92,299
*	QuinStreet, Inc.	57,019	1,155,775
#*	Sciplay Corp., Class A	11,720	206,858
	Shenandoah Telecommunications Co.	52,935	2,501,708
*	TechTarget, Inc.	25,573	1,961,449
*	Travelzoo	18,151	286,060
*	TripAdvisor, Inc.	91,430	4,309,096
*	Vonage Holdings Corp.	207,881	2,816,787
#	World Wrestling Entertainment, Inc., Class A	36,851	2,030,859
*	Yelp, Inc.	34,477	1,354,946
*	Zedge, Inc., Class B	9,800	130,340

TOTAL COMMUNICATION SERVICES			25,899,563

CONSUMER DISCRETIONARY — (18.5%)
#*	1-800-Flowers.com, Inc., Class A	34,535	1,104,257
	Acushnet Holdings Corp.	57,909	2,450,130
*	American Axle & Manufacturing Holdings, Inc.	87,700	813,856
*	Asbury Automotive Group, Inc.	20,182	4,008,347
*	At Home Group, Inc.	30,017	947,937
#	Bally’s Corp.	13,812	800,544
*	BJ’s Restaurants, Inc.	400	24,396
#*	Bloomin’ Brands, Inc.	102,986	3,254,358
*	Boot Barn Holdings, Inc.	10,233	721,836
	Brunswick Corp.	21,536	2,307,152
#	Buckle, Inc. (The)	16,194	679,176
	Callaway Golf Co.	48,237	1,396,461
#	Camping World Holdings, Inc., Class A	11,326	493,134
	Carter’s, Inc.	40,436	4,399,032
*	Cavco Industries, Inc.	9,550	2,000,056
*	Chuy’s Holdings, Inc.	2,411	117,801
	Columbia Sportswear Co.	10,109	1,101,982
	Cracker Barrel Old Country Store, Inc.	17,604	2,948,142
*	Crocs, Inc.	72,096	7,218,252
*	Dave & Buster’s Entertainment, Inc.	34,648	1,582,028
*	Denny’s Corp.	885	16,762
#	Dick’s Sporting Goods, Inc.	2,100	173,418
	Dine Brands Global, Inc.	5,462	527,902
*	Dorman Products, Inc.	27,206	2,698,291
	Educational Development Corp.	900	16,002
*	Everi Holdings, Inc.	27,277	482,257
	Extended Stay America, Inc.	14,232	283,074
*	Fox Factory Holding Corp.	34,239	5,246,442
*	frontdoor, Inc.	15,218	814,620
*	Gentherm, Inc.	31,750	2,260,600
*	Grand Canyon Education, Inc.	30,710	3,325,586

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	GrubHub, Inc.	53,224	$3,621,361
	Guess?, Inc.	9,123	246,686
#	H&R Block, Inc.	115,902	2,579,979
#	Hamilton Beach Brands Holding Co., Class A	9,957	194,162
#	Hanesbrands, Inc.	206,495	4,348,785
	Harley-Davidson, Inc.	59,900	2,897,363
*	Helen of Troy, Ltd.	18,153	3,834,095
*	Hilton Grand Vacations, Inc.	66,923	2,982,089
	Installed Building Products, Inc.	34,225	4,608,396
*	iRobot Corp.	19,964	2,172,083
	Jack in the Box, Inc.	4,336	523,138
	Johnson Outdoors, Inc., Class A	6,950	985,580
#	Kontoor Brands, Inc.	39,073	2,454,957
	LCI Industries	20,986	3,074,449
	Leggett & Platt, Inc.	58,482	2,904,801
*	LGI Homes, Inc.	19,453	3,224,918
#*	Lindblad Expeditions Holdings, Inc.	43,187	707,835
*	Liquidity Services, Inc.	15,500	277,915
*	Lumber Liquidators Holdings, Inc.	12,833	307,607
*	Malibu Boats, Inc., Class A	23,497	1,958,710
	Marine Products Corp.	23,129	401,519
#*	Mattel, Inc.	273,861	5,877,057
	Murphy USA, Inc.	31,431	4,381,481
	Nathan’s Famous, Inc.	430	27,275
*	National Vision Holdings, Inc.	56,964	2,871,555
#*	Nautilus, Inc.	26,136	438,039
*	Noodles & Co.	42,270	510,833
#*	Ollie’s Bargain Outlet Holdings, Inc.	40,539	3,740,534
	Papa John’s International, Inc.	9,513	920,097
	Patrick Industries, Inc.	23,673	2,121,101
#	PetMed Express, Inc.	16,552	487,043
	Polaris, Inc.	1,333	186,660
*	Purple Innovation, Inc.	24,786	844,707
*	Quotient Technology, Inc.	58,688	958,962
	RCI Hospitality Holdings, Inc.	1,500	109,215
	Red Rock Resorts, Inc., Class A	58,438	2,140,584
	Rent-A-Center, Inc.	47,152	2,713,598
*	Revolve Group, Inc.	15,246	739,279
	Ruth’s Hospitality Group, Inc.	33,039	862,648
*	Sally Beauty Holdings, Inc.	72,565	1,456,380
*	SeaWorld Entertainment, Inc.	98,170	5,375,789
*	Shake Shack, Inc., Class A	30,346	3,300,127
	Shutterstock, Inc.	36,425	3,175,531
*	Skyline Champion Corp.	46,431	2,062,929
*	Sleep Number Corp.	11,987	1,341,225
#	Smith & Wesson Brands, Inc.	34,190	594,906
*	Sonos, Inc.	15,997	640,360
*	Sportsman’s Warehouse Holdings, Inc.	45,198	793,677
*	Stamps.com, Inc.	8,190	1,681,980
	Steven Madden, Ltd.	68,655	2,792,199
*	Stoneridge, Inc.	28,051	932,696
	Tempur Sealy International, Inc.	169,316	6,457,712
*	Tenneco, Inc., Class A	13,600	136,952
	Texas Roadhouse, Inc.	52,928	5,664,355
#	Thor Industries, Inc.	400	56,636
*	TopBuild Corp.	20,118	4,473,841
*	Turtle Beach Corp.	1,662	46,187
#*	Under Armour, Inc., Class A	1,293	31,433
*	Vista Outdoor, Inc.	31,095	1,014,008

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Visteon Corp.	28,214	$3,436,747
	Wendy’s Co. (The)	176,830	3,991,053
	Winmark Corp.	1,241	238,979
	Wolverine World Wide, Inc.	66,834	2,788,314
*	YETI Holdings, Inc.	28,852	2,464,538

TOTAL CONSUMER DISCRETIONARY			183,399,481

CONSUMER STAPLES — (5.2%)
#*	Bioceres Crop Solutions Corp.	1,438	21,110
#*	BJ’s Wholesale Club Holdings, Inc.	74,806	3,341,584
	Calavo Growers, Inc.	21,890	1,710,266
	Coca-Cola Consolidated, Inc.	7,412	2,173,569
*	elf Beauty, Inc.	63,594	1,923,719
#	Energizer Holdings, Inc.	49,026	2,416,982
	Flowers Foods, Inc.	139,181	3,334,777
#*	Grocery Outlet Holding Corp.	33,068	1,335,617
*	Hain Celestial Group, Inc. (The)	5,572	228,508
	Inter Parfums, Inc.	33,118	2,437,485
	J&J Snack Foods Corp.	20,671	3,402,653
	John B. Sanfilippo & Son, Inc.	10,893	957,495
	Lancaster Colony Corp.	21,509	3,972,927
*	Lifevantage Corp.	16,617	135,096
	Medifast, Inc.	13,890	3,154,280
#	MGP Ingredients, Inc.	17,893	1,075,369
#	National Beverage Corp.	46,125	2,241,214
	Nu Skin Enterprises, Inc., Class A	43,498	2,299,304
*	Performance Food Group Co.	48,345	2,837,851
	PriceSmart, Inc.	32,626	2,741,889
*	Sprouts Farmers Market, Inc.	113,969	2,918,746
#	Tootsie Roll Industries, Inc.	24,060	759,574
#	Turning Point Brands, Inc.	18,272	892,039
	United-Guardian, Inc.	2,424	35,439
*	USANA Health Sciences, Inc.	24,179	2,175,868
#	Vector Group, Ltd.	16,626	216,969
#	WD-40 Co.	12,889	3,206,010

TOTAL CONSUMER STAPLES			51,946,340

ENERGY — (0.8%)
*	Aspen Aerogels, Inc.	3,100	56,513
	Cactus, Inc., Class A	41,789	1,245,730
*	Clean Energy Fuels Corp.	159,051	1,749,561
	Core Laboratories NV	44,933	1,266,212
#	DMC Global, Inc.	18,500	999,000
#*	Southwestern Energy Co.	617,098	2,635,009

TOTAL ENERGY			7,952,025

FINANCIALS — (5.8%)
	A-Mark Precious Metals, Inc.	4,400	163,988
	AMERISAFE, Inc.	14,770	916,922
	Artisan Partners Asset Management, Inc., Class A	56,245	2,863,995
*	Atlanticus Holdings Corp.	1,600	50,016
	BGC Partners, Inc., Class A	256,169	1,357,696
	BrightSphere Investment Group, Inc.	99,097	2,230,674
	Cohen & Steers, Inc.	46,963	3,194,423
	Crawford & Co., Class A	24,857	260,750
	Crawford & Co., Class B	10,030	95,486
	Curo Group Holdings Corp.	47,813	684,682
	Diamond Hill Investment Group, Inc.	1,983	339,093

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Donnelley Financial Solutions, Inc.	30,915	$944,762
	Evercore, Inc., Class A	34,329	4,810,523
	Federated Hermes, Inc.	15,873	457,142
	First Financial Bankshares, Inc.	87,114	4,275,555
	GAMCO Investors, Inc., Class A	1,200	23,616
	Greenhill & Co., Inc.	19,741	299,668
	Hamilton Lane, Inc., Class A	24,950	2,256,728
	Houlihan Lokey, Inc.	32,815	2,174,650
	Kinsale Capital Group, Inc.	15,683	2,728,999
	Lazard, Ltd., Class A	87,934	3,956,151
#*	LendingTree, Inc.	10,158	2,097,525
	Live Oak Bancshares, Inc.	23,774	1,520,585
*	Maiden Holdings, Ltd.	6,632	24,671
	Moelis & Co., Class A	58,618	3,181,785
*	Palomar Holdings, Inc.	16,573	1,166,076
#	PJT Partners, Inc., Class A	21,161	1,555,968
	Primerica, Inc.	24,329	3,887,044
	Pzena Investment Management, Inc., Class A	21,669	228,175
	RLI Corp.	37,498	4,179,527
	ServisFirst Bancshares, Inc.	41,110	2,599,796
	Silvercrest Asset Management Group, Inc., Class A	5,400	75,114
#	Stock Yards Bancorp, Inc.	6,404	327,629
	TFS Financial Corp.	21,756	425,547
#	US Global Investors, Inc., Class A	2,568	19,106
	Virtu Financial, Inc., Class A	57,649	1,708,140
#	WisdomTree Investments, Inc.	13,969	94,780

TOTAL FINANCIALS			57,176,987

HEALTH CARE — (11.3%)
#*	Accuray, Inc.	135,806	638,288
*	Addus HomeCare Corp.	16,845	1,782,201
*	Alkermes P.L.C.	24,649	542,401
*	AMN Healthcare Services, Inc.	47,108	3,735,664
*	Amneal Pharmaceuticals, Inc.	114,745	632,245
*	Amphastar Pharmaceuticals, Inc.	20,747	360,998
#*	Antares Pharma, Inc.	49,877	189,034
*	Apollo Medical Holdings, Inc.	8,518	252,899
*	Arena Pharmaceuticals, Inc.	5,088	349,189
*	AtriCure, Inc.	19,848	1,529,685
	Atrion Corp.	1,722	1,099,669
#*	Avid Bioservices, Inc.	36,482	780,897
*	BioDelivery Sciences International, Inc.	31,019	107,326
*	BioLife Solutions, Inc.	1,931	67,392
*	Cantel Medical Corp.	30,372	2,670,003
*	Cardiovascular Systems, Inc.	18,054	727,937
*	Collegium Pharmaceutical, Inc.	26,393	588,564
#	CONMED Corp.	26,539	3,740,672
#»	Contra Pfenex, Inc.	5,408	4,056
#*	Corcept Therapeutics, Inc.	129,195	2,944,354
*	CorVel Corp.	20,184	2,361,730
*	CryoLife, Inc.	36,164	1,055,266
*	Eagle Pharmaceuticals, Inc.	14,264	582,399
*	Electromed, Inc.	1,200	11,724
*	Emergent BioSolutions, Inc.	454	27,685
	Ensign Group, Inc. (The)	44,747	3,841,530
*	Globus Medical, Inc., Class A	29,091	2,087,861
*	Haemonetics Corp.	30,008	2,018,338
*	Halozyme Therapeutics, Inc.	6,052	302,297
*	Hanger, Inc.	33,054	824,036

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Heska Corp.	3,793	$692,791
#*	ICU Medical, Inc.	11,341	2,361,990
*	InfuSystem Holdings, Inc.	16,960	383,635
#*	Innoviva, Inc.	321	3,675
*	Inogen, Inc.	8,302	542,868
*	Inovalon Holdings, Inc., Class A	28,504	861,106
*	Integra LifeSciences Holdings Corp.	41,383	3,065,653
#*	iRadimed Corp.	1,300	35,997
#*	Ironwood Pharmaceuticals, Inc.	156,116	1,723,521
#*	Joint Corp. (The)	16,468	913,645
#*	Krystal Biotech, Inc.	11,355	902,041
#	LeMaitre Vascular, Inc.	21,356	1,120,549
*	LHC Group, Inc.	18,251	3,801,136
*	Ligand Pharmaceuticals, Inc.	6,313	921,004
*	Medpace Holdings, Inc.	35,379	6,003,109
#*	Meridian Bioscience, Inc.	48,150	942,777
*	Merit Medical Systems, Inc.	50,841	3,233,488
#	Mesa Laboratories, Inc.	1,792	445,581
*	ModivCare, Inc.	12,561	1,759,545
	National Research Corp.	23,993	1,230,841
*	Neogen Corp.	19,642	1,885,828
*	NextGen Healthcare, Inc.	13,633	249,620
*	NuVasive, Inc.	49,675	3,549,279
*	Omnicell, Inc.	38,941	5,647,224
*	Option Care Health, Inc.	36,531	697,011
*	OrthoPediatrics Corp.	4,420	258,570
	Owens & Minor, Inc.	76,867	2,774,130
*	Pacira BioSciences, Inc.	35,074	2,215,975
	Patterson Cos., Inc.	95,709	3,076,087
*	Pennant Group, Inc. (The)	29,811	1,204,961
*	Personalis, Inc.	9,611	236,815
#*	PetIQ, Inc.	20,447	871,042
	Phibro Animal Health Corp., Class A	19,920	488,438
#*	Quidel Corp.	1,278	133,922
*	R1 RCM, Inc.	81,082	2,211,917
*	RadNet, Inc.	59,070	1,319,624
*	Select Medical Holdings Corp.	121,651	4,588,676
*	SIGA Technologies, Inc.	14,909	106,898
#	Simulations Plus, Inc.	1,984	125,270
#*	Surgery Partners, Inc.	63,361	3,054,000
*	Surmodics, Inc.	14,300	764,907
*	Tenet Healthcare Corp.	64,607	3,828,611
*	Tivity Health, Inc.	43,883	1,061,091
#	US Physical Therapy, Inc.	15,974	1,796,276
	Utah Medical Products, Inc.	3,464	302,269
*	Vocera Communications, Inc.	7,684	277,930
#*	Xencor, Inc.	58,176	2,475,971

TOTAL HEALTH CARE			112,003,634

INDUSTRIALS — (23.1%)
#	AAON, Inc.	51,840	3,390,854
	Advanced Drainage Systems, Inc.	29,500	3,293,970
	Aerojet Rocketdyne Holdings, Inc.	76,717	3,584,218
*	AeroVironment, Inc.	21,865	2,413,240
	Alamo Group, Inc.	11,010	1,731,323
	Albany International Corp., Class A	30,448	2,717,180
*	Allegiant Travel Co.	9,075	2,139,250
	Allied Motion Technologies, Inc.	9,629	501,189
	Allison Transmission Holdings, Inc.	46,908	1,945,275

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ameresco, Inc., Class A	15,510	$818,773
*	American Superconductor Corp.	1,073	17,672
	Applied Industrial Technologies, Inc.	29,231	2,796,237
	Armstrong World Industries, Inc.	42,625	4,418,081
*	ASGN, Inc.	32,543	3,422,873
*	Atkore, Inc.	57,427	4,495,386
*	Avis Budget Group, Inc.	47,666	4,271,350
	Barrett Business Services, Inc.	6,091	446,653
*	BlueLinx Holdings, Inc.	5,633	284,298
	Brady Corp., Class A	35,040	1,912,133
	Brink’s Co. (The)	46,238	3,695,341
*	Builders FirstSource, Inc.	19,827	964,980
	BWX Technologies, Inc.	32,863	2,199,192
*	Casella Waste Systems, Inc., Class A	46,528	3,122,494
*	Cimpress P.L.C.	18,798	1,790,697
*	CIRCOR International, Inc.	2,100	72,177
*	Clean Harbors, Inc.	42,362	3,768,524
	Comfort Systems USA, Inc.	35,901	2,956,806
*	Construction Partners, Inc., Class A	36,054	1,143,993
	CoreLogic, Inc.	49,921	3,978,704
	Covanta Holding Corp.	133,109	2,001,959
	Crane Co.	13,608	1,279,968
	CSW Industrials, Inc.	13,944	1,888,157
	Curtiss-Wright Corp.	12,056	1,541,962
*	Daseke, Inc.	14,602	110,829
	Deluxe Corp.	7,277	320,334
#	Douglas Dynamics, Inc.	21,553	964,066
*	Dycom Industries, Inc.	10,584	992,885
#*	Energy Recovery, Inc.	34,340	728,008
	Enerpac Tool Group Corp.	44,502	1,183,753
	ESCO Technologies, Inc.	19,001	2,066,549
*	Evoqua Water Technologies Corp.	100,676	2,877,320
	Exponent, Inc.	49,829	4,800,028
	Federal Signal Corp.	61,934	2,565,926
	Flowserve Corp.	19,487	772,465
*	Forrester Research, Inc.	19,419	843,756
	Forward Air Corp.	25,727	2,271,437
*	Franklin Covey Co.	9,846	300,697
	Franklin Electric Co., Inc.	36,379	2,956,521
*	FTI Consulting, Inc.	22,599	3,137,871
*	Gibraltar Industries, Inc.	27,340	2,511,452
	Gorman-Rupp Co. (The)	24,596	849,054
	H&E Equipment Services, Inc.	36,573	1,422,690
	Healthcare Services Group, Inc.	74,907	2,243,465
	Helios Technologies, Inc.	26,254	1,897,639
*	Herc Holdings, Inc.	11,324	1,195,814
	Herman Miller, Inc.	21,300	883,950
	HNI Corp.	31,422	1,330,407
*	IES Holdings, Inc.	8,386	442,697
	Insperity, Inc.	29,529	2,584,969
	ITT, Inc.	22,591	2,130,557
*	JELD-WEN Holding, Inc.	57,623	1,680,863
	John Bean Technologies Corp.	27,143	3,946,049
	Kadant, Inc.	10,042	1,787,777
	Kforce, Inc.	29,276	1,640,627
*	Kratos Defense & Security Solutions, Inc.	94,421	2,524,818
	Landstar System, Inc.	30,625	5,276,075
*	Lawson Products, Inc.	7,797	408,797
	Lincoln Electric Holdings, Inc.	8,375	1,072,419

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Lindsay Corp.	9,142	$1,515,561
*	Masonite International Corp.	24,402	3,081,729
*	Mastech Digital, Inc.	600	9,474
	Matson, Inc.	21,885	1,429,747
	McGrath RentCorp	21,606	1,771,260
*	Mercury Systems, Inc.	27,706	2,084,599
*	Meritor, Inc.	96,285	2,602,584
#	MSA Safety, Inc.	30,855	4,960,250
	MSC Industrial Direct Co., Inc., Class A	32,082	2,892,513
	Mueller Industries, Inc.	51,576	2,314,215
	Mueller Water Products, Inc., Class A	162,317	2,330,872
*	NV5 Global, Inc.	607	54,709
#	Omega Flex, Inc.	9,245	1,469,955
	Pitney Bowes, Inc.	175,700	1,312,479
*	Proto Labs, Inc.	15,852	1,776,375
	Raven Industries, Inc.	34,737	1,411,017
*	RBC Bearings, Inc.	17,893	3,568,401
	Rexnord Corp.	73,680	3,678,842
*	Saia, Inc.	22,005	5,160,172
#	Science Applications International Corp.	21,914	1,959,550
	Shyft Group, Inc. (The)	35,536	1,258,685
	Simpson Manufacturing Co., Inc.	38,377	4,325,088
#*	SiteOne Landscape Supply, Inc.	28,478	5,108,384
*	SPX Corp.	48,787	2,959,419
	Systemax, Inc.	39,361	1,681,502
	Tennant Co.	19,046	1,502,920
	Terex Corp.	7,040	330,810
	Tetra Tech, Inc.	52,146	6,655,394
*	TPI Composites, Inc.	37,067	1,970,111
*	Transcat, Inc.	7,644	382,200
*	TriNet Group, Inc.	57,613	4,534,719
	UFP Industries, Inc.	11,154	937,382
	Universal Logistics Holdings, Inc.	21,316	533,113
#*	US Ecology, Inc.	20,018	849,964
	Valmont Industries, Inc.	14,722	3,634,126
*	Vicor Corp.	19,804	1,826,523
	Watts Water Technologies, Inc., Class A	19,595	2,440,557
*	Welbilt, Inc.	131,700	2,942,178
	Woodward, Inc.	21,871	2,734,094

TOTAL INDUSTRIALS			229,718,946

INFORMATION TECHNOLOGY — (19.9%)
#*	2U, Inc.	5,316	208,653
*	A10 Networks Inc.	61,328	532,327
*	ACI Worldwide, Inc.	98,320	3,714,530
#*	ACM Research, Inc., Class A	5,868	463,279
	Advanced Energy Industries, Inc.	36,197	3,992,891
*	Airgain, Inc.	5,432	128,358
*	Alarm.com Holdings, Inc.	33,331	2,991,791
	Alliance Data Systems Corp.	5,450	642,282
*	Alpha & Omega Semiconductor, Ltd.	5,233	162,746
*	Ambarella, Inc.	22,334	2,177,342
	American Software, Inc., Class A	28,472	589,086
#*	Appfolio, Inc., Class A	10,397	1,503,718
*	Avaya Holdings Corp.	87,301	2,511,650
*	Aviat Networks, Inc.	1,622	52,569
#	Badger Meter, Inc.	35,327	3,299,188
*	Blackbaud, Inc.	42,249	3,004,749
*	Bottomline Technologies De, Inc.	26,798	1,301,311

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Box, Inc., Class A	26,592	$566,410
#*	Bridgeline Digital, Inc.	3,500	9,695
	Brooks Automation, Inc.	55,033	5,576,494
*	Calix, Inc.	4,500	190,305
#*	Cambium Networks Corp.	23,806	1,428,360
*	Cardtronics P.L.C., Class A	21,217	824,068
*	Casa Systems, Inc.	76,610	601,005
#*	Cerence, Inc.	15,384	1,483,171
*	CEVA, Inc.	21,489	1,191,350
*	ChannelAdvisor Corp.	11,150	235,822
*	Cirrus Logic, Inc.	43,913	3,267,566
#*	Clearfield, Inc.	11,771	404,334
	CMC Materials, Inc.	16,344	2,997,980
*	Cognyte Software Ltd.	37,147	970,651
*	Coherent, Inc.	17,077	4,439,849
*	Cohu, Inc.	39,832	1,593,678
*	CommScope Holding Co., Inc.	195,081	3,209,082
*	CommVault Systems, Inc.	32,651	2,269,571
*	Cornerstone OnDemand, Inc.	9,492	420,163
	CSG Systems International, Inc.	35,046	1,611,765
*	CyberOptics Corp.	6,098	201,173
*	Digital Turbine, Inc.	66,497	5,015,869
*	Diodes, Inc.	31,406	2,412,295
*	DZS, Inc.	5,379	80,793
	Ebix, Inc.	1,182	35,590
#*	eGain Corp.	36,067	354,539
*	EMCORE Corp.	6,932	43,186
*	Envestnet, Inc.	21,008	1,551,021
*	Euronet Worldwide, Inc.	3,556	510,037
	EVERTEC, Inc.	75,014	2,993,059
*	ExlService Holdings, Inc.	32,295	2,983,412
*	Fabrinet	38,187	3,269,571
*	FARO Technologies, Inc.	16,907	1,282,311
	FLIR Systems, Inc.	34,260	2,054,572
*	FormFactor, Inc.	76,625	2,999,869
#*	Genasys, Inc.	4,539	28,369
	Hackett Group, Inc. (The)	32,838	546,096
#*	Harmonic, Inc.	98,571	770,825
#*	I3 Verticals, Inc., Class A	7,799	259,083
*	Ichor Holdings, Ltd.	26,320	1,467,866
#*	Identiv, Inc.	953	15,200
*	IEC Electronics Corp.	15,609	190,274
#*	Immersion Corp.	24,673	211,448
*	Innodata, Inc.	22,190	139,131
#*	Intelligent Systems Corp.	530	20,310
#*	Iteris, Inc.	6,312	42,606
*	Itron, Inc.	32,668	2,938,160
#*	j2 Global, Inc.	38,959	4,714,039
	Jabil, Inc.	56,093	2,940,395
	Kulicke & Soffa Industries, Inc.	38,117	2,166,951
*	Lattice Semiconductor Corp.	146,912	7,391,143
#*	Limelight Networks, Inc.	28,392	88,867
	Littelfuse, Inc.	11,347	3,009,678
*	LiveRamp Holdings, Inc.	23,759	1,163,716
#*	Lumentum Holdings, Inc.	10,918	928,576
*	Luna Innovations, Inc.	29,586	335,505
*	MACOM Technology Solutions Holdings, Inc.	9,806	555,118
*	Manhattan Associates, Inc.	13,778	1,890,893
	MAXIMUS, Inc.	39,391	3,609,791

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MaxLinear, Inc.	59,147	$2,128,700
#*	MicroStrategy, Inc., Class A	6,360	4,179,538
*	Mimecast, Ltd.	50,639	2,198,745
#*	Mitek Systems, Inc.	39,214	635,659
#*	Napco Security Technologies, Inc.	22,504	749,608
	National Instruments Corp.	45,458	1,882,416
#*	NCR Corp.	116,881	5,347,306
*	NeoPhotonics Corp.	20,122	188,342
*	nLight, Inc.	17,564	515,328
*	Novanta, Inc.	34,180	4,501,848
	NVE Corp.	4,891	374,308
*	One Stop Systems, Inc.	6,303	33,532
*	OneSpan, Inc.	38,104	1,021,568
*	OSI Systems, Inc.	18,589	1,795,140
*	PDF Solutions, Inc.	23,027	408,269
*	Perficient, Inc.	32,190	2,111,986
*	PFSweb, Inc.	29,900	218,270
#*	Ping Identity Holding Corp.	7,918	192,249
	Power Integrations, Inc.	50,898	4,214,863
	Progress Software Corp.	48,759	2,128,818
	QAD, Inc., Class A	13,113	926,958
#*	Qualys, Inc.	32,684	3,312,850
*	Rogers Corp.	6,609	1,294,307
#	Sabre Corp.	30,487	456,695
#*	Sailpoint Technologies Holdings, Inc.	21,447	1,047,257
#	Sapiens International Corp. NV	45,800	1,482,088
*	Semtech Corp.	16,286	1,103,214
#*	ShotSpotter, Inc.	8,240	287,906
*	Silicon Laboratories, Inc.	18,511	2,609,125
*	SMART Global Holdings, Inc.	22,580	1,042,067
*	Smith Micro Software, Inc.	11,681	65,647
*	SPS Commerce, Inc.	11,961	1,225,285
#	Switch, Inc., Class A	50,230	932,771
#*	Synaptics, Inc.	32,101	4,489,967
*	Teradata Corp.	98,861	4,890,654
	TTEC Holdings, Inc.	42,090	4,281,816
#*	Tucows, Inc., Class A	852	66,976
*	Ultra Clean Holdings, Inc.	42,784	2,184,979
*	Upland Software, Inc.	23,676	1,173,383
#*	Verint Systems, Inc.	37,147	1,804,230
#*	Verra Mobility Corp.	161,926	2,176,285
*	Viavi Solutions, Inc.	205,221	3,357,416
*	Vontier Corp.	17,707	554,937
*	Zix Corp.	58,035	457,606

TOTAL INFORMATION TECHNOLOGY			197,830,038

MATERIALS — (6.7%)
*	Allegheny Technologies, Inc.	29,631	689,217
*	Axalta Coating Systems, Ltd.	119,987	3,826,385
	Balchem Corp.	22,533	2,865,972
	Cabot Corp.	59,523	3,266,622
	Chase Corp.	9,670	1,145,315
	Chemours Co. (The)	125,094	3,777,839
#	Cleveland-Cliffs, Inc.	24,266	433,391
*	Coeur Mining, Inc.	233,952	1,890,332
#	Compass Minerals International, Inc.	37,298	2,533,280
#*	Comstock Mining, Inc.	12,115	47,612
	Eagle Materials, Inc.	27,753	3,833,799
*	Ferro Corp.	88,004	1,466,147

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Forterra, Inc.	34,117	$800,385
*	GCP Applied Technologies, Inc.	55,476	1,425,178
	Graphic Packaging Holding Co.	203,143	3,768,303
*	Ingevity Corp.	42,527	3,320,508
#*	Livent Corp.	140,543	2,532,585
	Louisiana-Pacific Corp.	83,313	5,488,660
	Myers Industries, Inc.	38,193	861,634
	NewMarket Corp.	6,331	2,194,261
*	O-I Glass, Inc.	169,851	2,800,843
	Olin Corp.	5,482	235,891
#	Quaker Chemical Corp.	663	160,678
*	Ryerson Holding Corp.	36,071	572,808
	Sensient Technologies Corp.	31,054	2,553,881
	Silgan Holdings, Inc.	81,136	3,421,505
	Sonoco Products Co.	7,000	458,220
	Stepan Co.	19,835	2,591,641
	Trinseo SA	40,150	2,485,687
	Tronox Holdings P.L.C., Class A	37,141	787,389
	Worthington Industries, Inc.	8,647	564,303
	WR Grace & Co.	54,345	3,735,132

TOTAL MATERIALS			66,535,403

REAL ESTATE — (0.6%)
#*	Cushman & Wakefield P.L.C.	95,913	1,630,521
	Newmark Group, Inc., Class A	130,153	1,399,144
*	Rafael Holdings, Inc., Class B	7,000	289,380
	RMR Group, Inc. (The), Class A	19,660	778,143
	St Joe Co. (The)	45,796	2,096,999

TOTAL REAL ESTATE			6,194,187

UTILITIES — (0.3%)
	Brookfield Renewable Corp., Class A	29,653	1,230,006
	Genie Energy, Ltd., Class B	2,207	12,359
*	Sunnova Energy International, Inc.	61,640	2,177,125

TOTAL UTILITIES			3,419,490

TOTAL COMMON STOCKS			942,076,094

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	2,460	65,806

TOTAL INVESTMENT SECURITIES (Cost $580,413,979)			942,141,900

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	1,374,849	1,374,849

SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	4,315,772	49,933,480

TOTAL INVESTMENTS — (100.0%) (Cost $631,718,866)			$993,450,229

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,899,563	—	—	$25,899,563
Consumer Discretionary	183,399,481	—	—	183,399,481
Consumer Staples	51,946,340	—	—	51,946,340
Energy	7,952,025	—	—	7,952,025
Financials	57,176,987	—	—	57,176,987
Health Care	111,999,578	$4,056	—	112,003,634
Industrials	229,718,946	—	—	229,718,946
Information Technology	197,830,038	—	—	197,830,038
Materials	66,535,403	—	—	66,535,403
Real Estate	6,194,187	—	—	6,194,187
Utilities	3,419,490	—	—	3,419,490
Preferred Stocks
Communication Services	65,806	—	—	65,806
Temporary Cash Investments	1,374,849	—	—	1,374,849
Securities Lending Collateral	—	49,933,480	—	49,933,480

TOTAL	$943,512,693	$49,937,536	—	$993,450,229

See accompanying Notes to Financial Statements.

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.3%)
AUSTRALIA — (5.7%)
	Aristocrat Leisure, Ltd.	16,842	$480,372
	BHP Group, Ltd.	165,660	6,029,342
#	BHP Group, Ltd., Sponsored ADR	15,734	1,144,806
	Brambles, Ltd.	235,213	1,884,273
	Carsales.com, Ltd.	39,084	597,073
*	CIMIC Group, Ltd.	22,129	329,449
	Coles Group, Ltd.	146,438	1,838,920
	Computershare, Ltd.	95,471	1,038,025
	CSL, Ltd.	33,058	6,905,631
	Domino’s Pizza Enterprises, Ltd.	11,260	924,695
	Fortescue Metals Group, Ltd.	150,284	2,600,110
	IDP Education, Ltd.	24,856	434,158
	James Hardie Industries P.L.C.	47,684	1,571,396
	JB Hi-Fi, Ltd.	26,500	942,737
	Magellan Financial Group, Ltd.	23,475	874,557
	Medibank Pvt, Ltd.	262,281	622,307
	Mineral Resources, Ltd.	9,595	350,414
	Northern Star Resources, Ltd.	80,600	647,575
	Ramsay Health Care, Ltd.	32,804	1,700,536
	REA Group, Ltd.	2,745	333,970
	Rio Tinto, Ltd.	22,058	2,050,179
*	SEEK, Ltd.	4,117	98,117
	Telstra Corp., Ltd.	430,771	1,125,335
	Wesfarmers, Ltd.	40,847	1,702,747
	Woolworths Group, Ltd.	91,018	2,760,489

TOTAL AUSTRALIA			38,987,213

AUSTRIA — (0.1%)
	OMV AG	12,000	589,902
#	Verbund AG	2,189	179,767

TOTAL AUSTRIA			769,669

BELGIUM — (0.8%)
#	Anheuser-Busch InBev SA	27,797	1,968,930
#	Anheuser-Busch InBev SA, Sponsored ADR	1,795	127,373
	Etablissements Franz Colruyt NV	6,221	368,778
#	Proximus SADP	23,321	496,853
	UCB SA	6,860	635,222
#	Umicore SA	35,303	2,145,102

TOTAL BELGIUM			5,742,258

CANADA — (8.1%)
	Agnico Eagle Mines, Ltd.	32,349	2,019,872
	Alimentation Couche-Tard, Inc., Class B	78,133	2,647,553
*	Bausch Health Cos., Inc.	50,450	1,622,976
*	Bausch Health Cos., Inc.	4,800	154,526
	BCE, Inc.	9,101	430,190
	BCE, Inc.	5,184	244,944
	Brookfield Asset Management, Inc., Class A	2,800	127,636
	Brookfield Asset Management, Inc., Class A	4,600	209,668
	CAE, Inc.	22,140	693,425
	Canadian National Railway Co.	41,022	4,416,018
	Canadian Pacific Railway, Ltd.	700	261,235
#	Canadian Pacific Railway, Ltd.	8,108	3,025,338

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Canadian Tire Corp., Ltd., Class A	3,230	$514,845
	CCL Industries, Inc., Class B	18,613	1,056,526
*	CGI, Inc.	13,317	1,178,022
*	CGI, Inc.	13,012	1,151,247
	Constellation Software, Inc.	3,145	4,615,677
*	Descartes Systems Group, Inc. (The)	2,513	160,983
	Dollarama, Inc.	29,134	1,357,683
#	Empire Co., Ltd., Class A	31,487	990,349
	FirstService Corp.	5,714	928,168
	Franco-Nevada Corp.	1,800	250,754
	Franco-Nevada Corp.	2,332	324,708
	George Weston, Ltd.	11,782	1,040,313
	Intact Financial Corp.	10,378	1,379,455
	Kirkland Lake Gold, Ltd.	12,800	475,594
	Kirkland Lake Gold, Ltd.	18,574	688,352
	Loblaw Cos., Ltd.	25,231	1,400,981
	Magna International, Inc.	3,500	330,537
	Magna International, Inc.	24,300	2,294,406
	Metro, Inc.	22,140	1,014,455
#	Northland Power, Inc.	21,723	748,283
#	Open Text Corp.	5,725	269,587
	Open Text Corp.	34,773	1,637,808
	Pan American Silver Corp.	8,900	282,970
	Quebecor, Inc., Class B	26,710	718,192
	Restaurant Brands International, Inc.	15,176	1,042,189
#	Restaurant Brands International, Inc.	3,973	272,588
	Ritchie Bros Auctioneers, Inc.	7,564	481,169
	Ritchie Bros Auctioneers, Inc.	547	34,789
	Rogers Communications, Inc., Class B	31,057	1,529,667
	Rogers Communications, Inc., Class B	20,528	1,010,593
	Royal Bank of Canada 780087102	3,945	376,353
	Royal Bank of Canada 780087953	2,830	270,095
#	Saputo, Inc.	22,674	720,536
	Shaw Communications, Inc., Class B	52,573	1,520,937
	TC Energy Corp.	5,300	262,208
	TC Energy Corp.	38,077	1,883,669
	TFI International, Inc.	300	26,286
	Thomson Reuters Corp.	10,296	954,542
*	Topicus.com, Inc.	5,849	437,798
	Toromont Industries, Ltd.	12,204	973,024
	Waste Connections, Inc.	7,908	941,862
	Waste Connections, Inc.	1,440	171,537
	Wheaton Precious Metals Corp.	7,300	301,636
#	WSP Global, Inc.	15,338	1,592,636

TOTAL CANADA			55,467,390

DENMARK — (1.8%)
	Coloplast A.S., Class B	9,369	1,551,877
	Novo Nordisk A.S., Class B	146,610	10,815,045

TOTAL DENMARK			12,366,922

FINLAND — (1.1%)
	Elisa Oyj	23,831	1,350,916
	Kesko Oyj, Class A	19,425	555,684
	Kesko Oyj, Class B	41,843	1,274,092
	Kone Oyj, Class B	26,054	2,046,346
	Metso Outotec Oyj	15,243	171,240
	Neste Oyj	29,406	1,778,203
	Orion Oyj, Class A	642	28,390
	Orion Oyj, Class B	248	10,978

TOTAL FINLAND			7,215,849

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (10.3%)
	Air Liquide SA	31,945	$5,379,611
*	Airbus SE	60,661	7,295,070
	BioMerieux	751	89,333
*	Bureau Veritas SA	59,188	1,770,146
	Capgemini SE	12,662	2,320,272
#	Danone SA	28,672	2,023,941
#	Dassault Systemes SE	761	176,531
*	Eurofins Scientific SE	20,406	2,021,041
#	Euronext NV	2,822	283,845
	Hermes International	2,935	3,683,747
	Ipsen SA	7,521	727,093
#	Kering SA	6,880	5,513,023
	Legrand SA	35,691	3,474,157
#	L’Oreal SA	1,962	803,380
	LVMH Moet Hennessy Louis Vuitton SE	22,088	16,639,998
*	Safran SA	13,651	2,038,212
#	Sartorius Stedim Biotech	3,652	1,677,313
	SEB SA	4,309	784,733
*	Sodexo SA	16,392	1,639,990
	STMicroelectronics NV	82,378	3,076,921
#	STMicroelectronics NV	5,506	205,319
	Teleperformance	9,381	3,622,419
	Thales SA	18,476	1,883,560
*	Ubisoft Entertainment SA	17,810	1,336,536
	Vinci SA	14,068	1,543,677

TOTAL FRANCE			70,009,868

GERMANY — (7.0%)
*	Adidas AG	13,494	4,167,768
	Bechtle AG	3,357	683,577
	Beiersdorf AG	454	51,243
	Brenntag SE	26,013	2,335,308
	Carl Zeiss Meditec AG	2,309	406,780
	Deutsche Boerse AG	19,530	3,365,513
	Deutsche Post AG	103,523	6,097,210
	Deutsche Telekom AG	365,565	7,035,311
	E.ON SE	174,446	2,103,440
*	Fielmann AG	4,464	339,883
	Fresenius Medical Care AG & Co. KGaA	1,918	152,723
	Hapag-Lloyd AG	4,736	860,928
#*	HelloFresh SE	17,021	1,410,681
	Hochtief AG	4,626	433,785
	Infineon Technologies AG	85,442	3,426,270
	KION Group AG	12,151	1,210,814
	Knorr-Bremse AG	9,003	1,103,553
	Merck KGaA	5,467	960,466
	MTU Aero Engines AG	5,481	1,383,170
	Nemetschek SE	9,226	687,740
*	Puma SE	7,842	826,721
*	Puma SE	450	47,440
	Rational AG	599	498,282
	SAP SE, Sponsored ADR	5,177	724,469
	SAP SE	29,366	4,111,846

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Siemens Healthineers AG	10,945	$625,468
	Symrise AG	13,281	1,715,041
*	Zalando SE	6,417	667,359

TOTAL GERMANY			47,432,789

HONG KONG — (2.4%)
	AIA Group, Ltd.	341,800	4,338,321
	Chow Tai Fook Jewellery Group, Ltd.	167,800	270,282
	Hong Kong Exchanges & Clearing, Ltd.	89,890	5,421,358
	Man Wah Holdings, Ltd.	120,400	252,062
	NagaCorp., Ltd.	290,000	309,979
	PCCW, Ltd.	84,249	48,742
*	Prada SpA	68,400	424,510
*	Sands China, Ltd.	138,400	654,917
	Techtronic Industries Co., Ltd.	215,500	3,910,196
	Vitasoy International Holdings, Ltd.	92,000	355,249
*	Wynn Macau, Ltd.	213,600	409,645
	Xinyi Glass Holdings, Ltd.	68,000	240,924

TOTAL HONG KONG			16,636,185

IRELAND — (0.5%)
	Kerry Group P.L.C., Class A	5,616	727,956
	Kingspan Group P.L.C.	11,512	1,023,935
	Smurfit Kappa Group P.L.C.	34,029	1,739,571

TOTAL IRELAND			3,491,462

ISRAEL — (0.3%)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	98,235	106,589
	Elbit Systems, Ltd.	318	43,611
	Elbit Systems, Ltd.	1,614	221,215
	Mizrahi Tefahot Bank, Ltd.	1,697	47,697
#*	Nice, Ltd., Sponsored ADR	1,919	462,920
*	Nova Measuring Instruments, Ltd.	1,973	189,316
	Shapir Engineering and Industry, Ltd.	9,190	65,789
	Shufersal, Ltd.	16,148	130,684
	Strauss Group, Ltd.	4,186	122,289
*	Tower Semiconductor, Ltd.	4,828	136,632
*	Tower Semiconductor, Ltd.	9,492	274,036

TOTAL ISRAEL			1,800,778

ITALY — (1.6%)
#*	Amplifon SpA	15,064	635,779
	CNH Industrial NV	61,000	905,519
	DiaSorin SpA	1,542	261,889
	Enel SpA	312,320	3,101,127
#	Ferrari NV	5,787	1,239,715
	Ferrari NV	7,617	1,625,392
*	FinecoBank Banca Fineco SpA	26,046	447,986
#*	Moncler SpA	29,895	1,832,278
	Recordati Industria Chimica e Farmaceutica SpA	11,853	653,083

TOTAL ITALY			10,702,768

JAPAN — (21.7%)
	Advantest Corp.	30,600	2,892,772
	Aeon Co., Ltd.	55,400	1,511,805
	Anritsu Corp.	13,500	262,299

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Group Holdings, Ltd.	19,500	$815,354
	Asahi Intecc Co., Ltd.	21,900	589,479
	Astellas Pharma, Inc.	118,600	1,785,056
	Bandai Namco Holdings, Inc.	14,200	1,042,009
	BayCurrent Consulting, Inc.	700	190,884
	Benefit One, Inc.	11,300	283,519
	Calbee, Inc.	8,400	201,470
	Capcom Co., Ltd.	17,800	577,486
*	Change, Inc.	800	24,533
	Chugai Pharmaceutical Co., Ltd.	40,100	1,505,149
	Cosmos Pharmaceutical Corp.	2,400	344,465
	Create SD Holdings Co., Ltd.	2,400	72,773
	CyberAgent, Inc.	77,600	1,592,541
	Daifuku Co., Ltd.	7,751	766,127
	Daikin Industries, Ltd.	21,100	4,256,179
	Daito Trust Construction Co., Ltd.	16,300	1,733,227
	Disco Corp.	1,000	322,921
	DMG Mori Co., Ltd.	800	12,935
	Eisai Co., Ltd.	11,600	756,574
	Elecom Co., Ltd.	2,000	42,009
	Fancl Corp.	8,200	267,861
	Fast Retailing Co., Ltd.	5,000	4,102,158
	Food & Life Cos Ltd.	18,400	820,662
	FP Corp.	7,800	302,850
	Fuji Kyuko Co., Ltd.	3,699	177,127
	Fuji Oil Holdings, Inc.	5,400	139,155
	Fujitsu General, Ltd.	6,000	159,111
	Fujitsu, Ltd.	20,500	3,256,589
	GMO internet, Inc.	13,800	409,938
	GMO Payment Gateway, Inc.	7,700	979,005
	Goldwin, Inc.	3,500	209,069
	GungHo Online Entertainment, Inc.	3,440	65,437
	Hakuhodo DY Holdings, Inc.	28,200	477,266
	Hamamatsu Photonics KK	5,000	289,811
	Hikari Tsushin, Inc.	2,929	589,197
	Hoya Corp.	21,900	2,489,270
	Infomart Corp.	29,000	273,414
	IR Japan Holdings, Ltd.	300	39,294
	Ito En, Ltd.	10,200	564,794
	Itochu Techno-Solutions Corp.	7,400	256,054
	Japan Exchange Group, Inc.	56,900	1,334,499
	Japan Tobacco, Inc.	64,600	1,211,809
	Jeol, Ltd.	2,400	134,959
	Justsystems Corp.	4,500	260,298
	Kakaku.com, Inc.	23,100	627,172
	Kao Corp.	44,000	2,828,916
	Katitas Co., Ltd.	900	26,962
	KDDI Corp.	199,200	6,021,704
	Kikkoman Corp.	10,600	651,414
	Kirin Holdings Co., Ltd.	46,500	873,234
	Kobayashi Pharmaceutical Co., Ltd.	300	26,794
	Kobe Bussan Co., Ltd.	21,000	560,998
	Konami Holdings Corp.	9,800	584,534
	Kose Corp.	2,000	301,071
	Kurita Water Industries, Ltd.	1,100	50,803
	Kusuri no Aoki Holdings Co., Ltd.	3,000	210,383
	Lasertec Corp.	14,300	2,518,071
	Lawson, Inc.	12,800	575,246
	Lion Corp.	17,200	322,726

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	M3, Inc.	23,100	$1,595,745
	Mani, Inc.	2,700	63,637
#	Maruwa Unyu Kikan Co., Ltd.	7,200	125,687
	McDonald’s Holdings Co. Japan, Ltd.	6,500	296,777
	MEIJI Holdings Co., Ltd.	17,900	1,110,758
	Menicon Co., Ltd.	1,100	66,909
	Minebea Mitsumi, Inc.	66,900	1,677,794
	MISUMI Group, Inc.	18,300	516,859
	MonotaRO Co., Ltd.	46,200	1,173,129
	Murata Manufacturing Co., Ltd.	33,400	2,655,547
	Nabtesco Corp.	11,500	517,495
	NET One Systems Co., Ltd.	10,800	353,518
	Nichirei Corp.	18,700	472,929
	Nidec Corp.	4,200	484,969
	Nifco, Inc.	6,500	222,063
	Nihon M&A Center, Inc.	53,000	1,384,611
	Nihon Unisys, Ltd.	16,800	532,162
	Nintendo Co., Ltd.	6,800	3,900,839
	Nippon Sanso Holdings Corp.	32,400	609,522
	Nissan Chemical Corp.	18,200	935,713
	Nitori Holdings Co., Ltd.	2,700	483,585
	Nomura Research Institute, Ltd.	22,130	679,149
	NS Solutions Corp.	3,500	105,855
	NTT Data Corp.	67,000	1,043,254
	Obic Co., Ltd.	1,300	250,544
	Olympus Corp.	102,000	2,099,315
	Open House Co., Ltd.	14,200	589,675
	Oracle Corp.	4,400	412,522
	Otsuka Corp.	12,800	643,886
	Pan Pacific International Holdings Corp.	31,800	685,459
*	Park24 Co., Ltd.	23,500	453,994
	Persol Holdings Co., Ltd.	41,500	764,274
	Pigeon Corp.	21,100	716,102
	Pola Orbis Holdings, Inc.	8,700	225,305
	Rakus Co., Ltd.	4,700	95,715
	Recruit Holdings Co., Ltd.	84,200	3,796,366
	Relo Group, Inc.	18,500	380,185
*	Renesas Electronics Corp.	130,700	1,522,412
*	RENOVA, Inc.	5,000	157,473
	Rohto Pharmaceutical Co., Ltd.	7,500	192,384
	Ryohin Keikaku Co., Ltd.	43,700	920,372
	Santen Pharmaceutical Co., Ltd.	200	2,562
	SCSK Corp.	9,000	522,287
	Seria Co., Ltd.	3,900	141,332
	SG Holdings Co., Ltd.	19,000	431,474
	Sharp Corp.	56,233	948,953
	Shimadzu Corp.	22,800	798,979
	Shimano, Inc.	2,000	457,310
	Shin-Etsu Chemical Co., Ltd.	18,400	3,105,958
	Shionogi & Co., Ltd.	4,100	216,149
	Ship Healthcare Holdings, Inc.	13,200	345,943
	Shiseido Co., Ltd.	22,100	1,608,245
#*	Skylark Holdings Co., Ltd.	50,300	747,104
	SMS Co., Ltd.	13,000	354,728
	Softbank Corp.	144,100	1,857,502
	SoftBank Group Corp.	130,580	11,766,643
	Sohgo Security Services Co., Ltd.	7,500	328,821
	Sony Group Corp.	110,200	11,017,675
	Square Enix Holdings Co., Ltd.	8,000	443,602

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sugi Holdings Co., Ltd.	3,600	$276,495
	SUMCO Corp.	53,900	1,393,970
	Sundrug Co., Ltd.	12,300	419,162
	Suntory Beverage & Food, Ltd.	1,300	43,882
	Sysmex Corp.	13,500	1,348,428
	Systena Corp.	4,600	94,461
	Taiyo Yuden Co., Ltd.	31,700	1,454,979
	TechnoPro Holdings, Inc.	6,700	492,725
	Terumo Corp.	20,900	790,275
	TIS, Inc.	23,700	588,003
	Toei Animation Co., Ltd.	1,000	113,781
	Tokyo Electron, Ltd.	13,700	6,222,371
	Toshiba TEC Corp.	7,100	283,709
	TOTO, Ltd.	11,899	618,630
	Trend Micro, Inc.	22,600	1,075,734
	Tsuruha Holdings, Inc.	5,500	635,791
	Unicharm Corp.	11,500	447,009
	USS Co., Ltd.	32,200	584,296
	Welcia Holdings Co., Ltd.	18,000	561,545
#	Workman Co., Ltd.	2,000	130,362
#	Yaoko Co., Ltd.	3,100	197,739
	Yaskawa Electric Corp.	16,600	765,175
	Z Holdings Corp.	137,300	633,264
	Zenkoku Hosho Co., Ltd.	9,400	421,907
	Zensho Holdings Co., Ltd.	16,600	416,332
	ZOZO, Inc.	24,900	837,487

TOTAL JAPAN			147,428,489

NETHERLANDS — (3.3%)
*	Adyen NV	469	1,154,253
	ASML Holding NV ACI02GTQ9	3,091	2,006,496
	ASML Holding NV N07059210	19,906	12,901,079
*	GrandVision NV	6,267	202,715
	Koninklijke KPN NV	310,588	1,071,408
	Wolters Kluwer NV	58,502	5,291,564

TOTAL NETHERLANDS			22,627,515

NEW ZEALAND — (0.2%)
*	a2 Milk Co., Ltd. (The)	45,916	251,031
	Fisher & Paykel Healthcare Corp., Ltd.	16,276	419,480
	Spark New Zealand, Ltd.	249,144	784,260

TOTAL NEW ZEALAND			1,454,771

NORWAY — (0.7%)
	Aker BP ASA	20,482	583,312
	Bakkafrost P/F	2,048	162,255
	Gjensidige Forsikring ASA	7,234	164,278
	Mowi ASA	31,193	769,534
*	Nordic Semiconductor ASA	2,210	54,475
	Orkla ASA	9,937	101,289
	Salmar ASA	7,843	542,762
	Scatec ASA	9,168	246,652
*	Schibsted ASA, Class A	1,591	79,954
*	Schibsted ASA, Class B	2,600	113,559
	Telenor ASA	59,542	1,060,739
	Tomra Systems ASA	13,193	659,088

TOTAL NORWAY			4,537,897

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.0%)
	Galp Energia SGPS SA	3,838	$44,194
	Jeronimo Martins SGPS SA	14,536	265,419

TOTAL PORTUGAL			309,613

SINGAPORE — (0.7%)
	Dairy Farm International Holdings, Ltd.	48,900	213,059
	DBS Group Holdings, Ltd.	59,847	1,341,234
	Singapore Exchange, Ltd.	121,500	951,794
	Singapore Technologies Engineering, Ltd.	196,300	567,887
	Singapore Telecommunications, Ltd.	393,800	738,826
	Singapore Telecommunications, Ltd.	10,900	20,518
	United Overseas Bank, Ltd.	4,823	96,136
	Venture Corp., Ltd.	34,900	526,591
	Wilmar International, Ltd.	80,100	313,481

TOTAL SINGAPORE			4,769,526

SPAIN — (1.7%)
	ACS Actividades de Construccion y Servicios SA	34,254	1,116,020
*	Aena SME SA	6,495	1,128,802
*	Amadeus IT Group SA	18,780	1,278,881
	Cellnex Telecom SA	15,908	899,821
	Endesa SA	36,666	964,378
	Ferrovial SA	19,761	561,035
#	Grifols SA	30,104	815,401
#	Industria de Diseno Textil SA	61,458	2,186,718
	Telefonica SA	622,601	2,885,332

TOTAL SPAIN			11,836,388

SWEDEN — (3.5%)
	AAK AB	5,532	126,687
	AddTech AB, Class B	33,781	588,911
#	Alfa Laval AB	33,340	1,125,980
	Assa Abloy AB, Class B	46,634	1,329,515
	Atlas Copco AB, Class A	63,342	3,841,062
	Atlas Copco AB, Class B	37,577	1,949,831
	Avanza Bank Holding AB	18,298	656,811
	Axfood AB	16,520	413,408
	Beijer Ref AB	25,206	390,885
	Electrolux AB	30,287	849,456
	Elekta AB, Class B	45,561	609,279
	Epiroc AB, Class A	38,561	834,364
	Epiroc AB, Class B	24,352	476,800
	Essity AB, Class A	680	22,520
	Essity AB, Class B	39,669	1,294,717
#	Evolution Gaming Group AB	16,947	3,345,483
#*	H & M Hennes & Mauritz AB, Class B	62,759	1,544,334
	Indutrade AB	25,983	678,563
	Lifco AB, Class B	4,184	448,076
	Nibe Industrier AB, Class B	3,515	128,371
*	Nordic Entertainment Group AB, Class B	2,770	128,493
*	Sinch AB	1,485	231,908
	Sweco AB, Class B	19,191	341,235
	Telefonaktiebolaget LM Ericsson, Class A	1,519	20,783
	Telefonaktiebolaget LM Ericsson, Class B	145,950	2,004,496
	Thule Group AB	7,930	359,687

TOTAL SWEDEN			23,741,655

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (8.2%)
	EMS-Chemie Holding AG	785	$732,964
	Geberit AG	5,082	3,343,997
#	Kuehne + Nagel International AG	13,649	4,080,981
#	Logitech International SA	2,887	320,111
	Nestle SA	80,928	9,657,194
	Partners Group Holding AG	2,289	3,260,605
	Roche Holding AG 710891904	2,118	736,444
	Roche Holding AG 711038901	54,937	17,918,009
	SGS SA	1,431	4,234,188
	Sika AG	30,158	9,007,065
#	Temenos AG	14,830	2,180,304

TOTAL SWITZERLAND			55,471,862

UNITED KINGDOM — (13.6%)
	Admiral Group P.L.C.	34,875	1,506,906
	Ashtead Group P.L.C.	101,910	6,547,811
#	AstraZeneca P.L.C., Sponsored ADR	107,948	5,728,800
	AstraZeneca P.L.C.	15,702	1,671,382
*	Auto Trader Group P.L.C.	132,386	1,042,221
	B&M European Value Retail SA	83,353	651,566
	BAE Systems P.L.C.	202,173	1,412,225
#	BHP Group P.L.C., ADR	12,367	748,204
	BHP Group P.L.C.	71,676	2,158,507
*	Boohoo Group P.L.C.	23,912	112,225
	Bunzl P.L.C.	18,880	607,045
*	Burberry Group P.L.C.	61,566	1,752,369
	CNH Industrial NV	21,631	322,786
	Coca-Cola HBC AG	18,332	633,589
*	Compass Group P.L.C.	78,935	1,717,166
	Croda International P.L.C.	10,792	1,008,211
	Diageo P.L.C., Sponsored ADR	25,948	4,653,774
	Diageo P.L.C.	14,605	655,638
	Evraz P.L.C.	83,618	741,551
	Experian P.L.C.	123,602	4,765,047
	Ferguson P.L.C.	24,257	3,059,386
	Games Workshop Group P.L.C.	345	51,694
#	GlaxoSmithKline P.L.C., Sponsored ADR	190,460	7,111,776
	Hargreaves Lansdown P.L.C.	46,044	1,093,160
	Hikma Pharmaceuticals P.L.C.	8,164	275,120
	HomeServe P.L.C.	29,783	450,098
*	Howden Joinery Group P.L.C.	88,429	987,884
	Imperial Brands P.L.C.	190,420	3,969,022
*	InterContinental Hotels Group P.L.C., ADR	6,985	496,728
	Intertek Group P.L.C.	27,700	2,348,108
*	ITV P.L.C.	223,671	373,835
*	JD Sports Fashion P.L.C.	72,764	922,975
*	Next P.L.C.	24,843	2,677,235
*	NMC Health P.L.C.	4,287	1,543
	Reckitt Benckiser Group P.L.C.	11,413	1,016,186
#	RELX P.L.C., Sponsored ADR	13,140	342,691
	RELX P.L.C.	57,560	1,493,421
	RELX P.L.C.	71,813	1,868,625
	Rentokil Initial P.L.C.	174,114	1,203,349
	Rightmove P.L.C.	159,472	1,351,879
	Rio Tinto P.L.C.	4,479	375,148
#	Rio Tinto P.L.C., Sponsored ADR	43,071	3,663,619
	Spirax-Sarco Engineering P.L.C.	7,219	1,178,313
	SSE P.L.C.	182,296	3,695,782
	Unilever P.L.C., Sponsored ADR	192,059	11,277,705

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Unilever P.L.C. B10RB6905	42,536	$2,483,729
Unilever P.L.C. B10RZP905	712	41,707

TOTAL UNITED KINGDOM		92,247,741

TOTAL COMMON STOCKS		635,048,608

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Fuchs Petrolub SE	1,006	53,569
Henkel AG & Co. KGaA	256	29,407
Sartorius AG	4,153	2,343,206

TOTAL GERMANY		2,426,182

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
* Euronext NV Rights 05/10/21	2,822	33,079

TOTAL INVESTMENT SECURITIES (Cost $437,919,000)		637,507,869

		Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§ The DFA Short Term Investment Fund	3,736,092	43,226,590

TOTAL INVESTMENTS — (100.0%) (Cost $481,142,241)†		$680,734,459

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,144,806	$37,842,407	—	$38,987,213
Austria	—	769,669	—	769,669
Belgium	127,373	5,614,885	—	5,742,258
Canada	55,467,390	—	—	55,467,390
Denmark	—	12,366,922	—	12,366,922
Finland	—	7,215,849	—	7,215,849
France	205,319	69,804,549	—	70,009,868
Germany	724,469	46,708,320	—	47,432,789
Hong Kong	—	16,636,185	—	16,636,185
Ireland	—	3,491,462	—	3,491,462
Israel	820,767	980,011	—	1,800,778
Italy	1,625,392	9,077,376	—	10,702,768
Japan	790,275	146,638,214	—	147,428,489
Netherlands	12,901,079	9,726,436	—	22,627,515
New Zealand	—	1,454,771	—	1,454,771
Norway	—	4,537,897	—	4,537,897
Portugal	—	309,613	—	309,613
Singapore	—	4,769,526	—	4,769,526
Spain	—	11,836,388	—	11,836,388
Sweden	—	23,741,655	—	23,741,655
Switzerland	320,111	55,151,751	—	55,471,862
United Kingdom	34,023,297	58,224,444	—	92,247,741

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$2,426,182	—	$2,426,182
Rights/Warrants
France	—	33,079	—	33,079
Securities Lending Collateral	—	43,226,590	—	43,226,590

TOTAL	$108,150,278	$572,584,181	—	$680,734,459

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (7.0%)
*	3P Learning, Ltd.	20,996	$21,162
	Accent Group, Ltd.	45,390	102,653
	Adairs, Ltd.	38,242	136,125
	ALS, Ltd.	91,219	738,668
	Altium, Ltd.	23,266	530,597
	Appen, Ltd.	20,830	250,771
	ARB Corp., Ltd.	17,901	537,071
	Asaleo Care, Ltd.	72,248	78,432
	AUB Group, Ltd.	16,772	263,244
*	Audinate Group, Ltd.	6,362	39,460
#	Australian Ethical Investment, Ltd.	14,327	96,033
	Australian Finance Group, Ltd.	35,936	77,746
	Baby Bunting Group, Ltd.	24,959	120,270
	Bapcor, Ltd.	75,058	446,136
	Blackmores, Ltd.	3,583	197,357
	Breville Group, Ltd.	23,607	472,766
	BSA, Ltd.	40,239	9,598
	Carsales.com, Ltd.	49,391	754,530
	Centuria Capital Group	48,554	99,652
*	Champion Iron, Ltd.	82,726	431,656
*	City Chic Collective, Ltd.	31,772	114,113
#	Class, Ltd.	11,009	13,159
	Clinuvel Pharmaceuticals, Ltd.	8,616	192,255
#	Clover Corp., Ltd.	41,094	59,443
	Codan, Ltd.	29,274	400,881
	Collins Foods, Ltd.	26,555	232,429
*	Corporate Travel Management, Ltd.	15,251	216,135
	Costa Group Holdings, Ltd.	83,913	301,006
	Credit Corp. Group, Ltd.	14,234	316,732
	Data#3, Ltd.	32,737	156,298
*	Deep Yellow, Ltd.	52,292	26,510
	Deterra Royalties, Ltd.	93,166	312,350
#	Dicker Data, Ltd.	9,707	78,322
*	Domain Holdings Australia, Ltd.	47,787	186,477
	Eagers Automotive, Ltd.	29,034	349,377
	Elders, Ltd.	29,712	278,422
*	Elmo Software, Ltd.	2,718	11,893
*	EML Payments, Ltd.	35,387	154,771
*	Energy Resources of Australia, Ltd.	44,404	7,187
	Euroz, Ltd.	20,754	25,514
#*	Galaxy Resources, Ltd.	76,944	230,578
*	Genetic Signatures, Ltd.	10,079	10,682
	GUD Holdings, Ltd.	21,377	219,790
	GWA Group, Ltd.	52,146	120,059
	Hansen Technologies, Ltd.	41,024	179,863
#	HUB24, Ltd.	13,305	258,092
	Imdex, Ltd.	71,768	104,345
	Infomedia, Ltd.	103,163	124,861
#	Inghams Group, Ltd.	77,027	193,954
	Integral Diagnostics, Ltd.	30,331	106,233
#	Integrated Research, Ltd.	30,886	60,430
#	InvoCare, Ltd.	34,465	300,186
	IPH, Ltd.	47,938	261,551
	IRESS, Ltd.	44,874	348,342
	Johns Lyng Group, Ltd.	22,819	71,735

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Jumbo Interactive, Ltd.	9,248	$99,843
#	Kogan.com, Ltd.	14,243	121,119
	Lifestyle Communities, Ltd.	18,947	204,143
	Lovisa Holdings, Ltd.	10,487	117,385
#*	Lynas Rare Earths, Ltd.	222,695	937,788
*	Macquarie Telecom Group, Ltd.	1,743	69,648
	McMillan Shakespeare, Ltd.	16,320	139,375
*	Medical Developments International, Ltd.	4,906	21,054
	Metcash, Ltd.	78,291	214,494
	MNF Group, Ltd.	6,395	28,486
	Moelis Australia, Ltd.	9,129	38,085
	Monadelphous Group, Ltd.	20,046	195,995
#*	Musgrave Minerals, Ltd.	67,943	19,080
*	Nanosonics, Ltd.	48,443	224,532
*	nearmap, Ltd.	86,501	141,668
	Netwealth Group, Ltd.	23,135	264,813
*	NEXTDC, Ltd.	60,212	535,487
	nib holdings, Ltd.	102,149	486,127
	Nick Scali, Ltd.	16,734	144,143
	Nickel Mines, Ltd.	135,933	118,504
	Objective Corp., Ltd.	3,702	37,566
	OFX Group, Ltd.	60,218	55,795
	Omni Bridgeway, Ltd.	31,708	91,890
	Orora, Ltd.	132,734	324,775
	Over the Wire Holdings, Ltd.	4,954	17,632
	Pact Group Holdings, Ltd.	30,491	85,280
	People Infrastructure, Ltd.	9,336	32,397
	Platinum Asset Management, Ltd.	71,391	259,199
	PPK Group, Ltd.	2,600	16,767
#*	Praemium, Ltd.	79,053	46,910
	Premier Investments, Ltd.	17,037	345,006
	Pro Medicus, Ltd.	10,867	394,752
	Probiotec, Ltd.	4,147	6,573
	PSC Insurance Group, Ltd.	13,507	36,941
	PWR Holdings, Ltd.	13,055	60,229
*	ReadyTech Holdings, Ltd.	8,869	14,232
#*	Redbubble, Ltd.	40,418	127,149
	Redcape Hotel Group	17,479	13,604
#	Resimac Group, Ltd.	19,239	35,473
#	Rhipe, Ltd.	12,218	18,574
*	RPMGlobal Holdings, Ltd.	22,698	25,635
	SeaLink Travel Group, Ltd.	2,467	19,158
#*	Seven West Media, Ltd.	153,225	55,800
	SmartGroup Corp., Ltd.	25,725	139,272
	Steadfast Group, Ltd.	184,751	592,723
	Technology One, Ltd.	59,041	430,733
#*	Temple & Webster Group, Ltd.	12,977	106,234
#*	West African Resources, Ltd.	100,980	74,486

TOTAL AUSTRALIA			19,014,456

AUSTRIA — (1.3%)
	ANDRITZ AG	20,951	1,138,501
	AT&S Austria Technologie & Systemtechnik AG	5,821	224,193
	Mayr Melnhof Karton AG	177	36,735
#	Oesterreichische Post AG	9,331	413,658
	Palfinger AG	3,871	174,574
	Rosenbauer International AG	731	49,932
	Semperit AG Holding	1,961	88,864
	Telekom Austria AG	48,526	396,594
	Wienerberger AG	23,545	923,062

TOTAL AUSTRIA			3,446,113

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (1.2%)
*	bpost SA	17,382	$184,731
	Etablissements Franz Colruyt NV	10,026	594,337
	Fagron	15,369	344,736
#*	Kinepolis Group NV	2,884	156,549
	Lotus Bakeries NV	79	430,271
	Melexis NV	4,070	443,061
	Orange Belgium SA	1,755	46,381
#	Proximus SADP	29,477	628,006
	Recticel SA	10,529	160,688
	Resilux	219	44,520
	Van de Velde NV	1,365	41,799
	VGP NV	317	55,333

TOTAL BELGIUM			3,130,412

CANADA — (12.0%)
	Absolute Software Corp.	767	11,474
*	AcuityAds Holdings, Inc.	6,998	79,764
	AirBoss of America Corp.	2,900	96,734
*	Alcanna, Inc.	3,400	20,912
#	Altius Minerals Corp.	7,200	98,058
	Altus Group, Ltd.	10,149	512,838
	Andrew Peller, Ltd., Class A	8,000	73,807
*	Aritzia, Inc.	21,226	529,635
*	ATS Automation Tooling Systems, Inc.	18,157	437,990
	Aura Minerals, Inc.	4,700	52,615
	B2Gold Corp.	49,400	237,120
#	Badger Daylighting, Ltd.	9,038	305,740
	Bird Construction, Inc.	10,300	75,921
	Boralex, Inc., Class A	20,856	668,532
	Calian Group, Ltd.	2,303	108,709
	Canacol Energy, Ltd.	33,408	94,314
*	Canada Goose Holdings, Inc.	7,500	316,926
*	Canada Goose Holdings, Inc.	5,600	236,712
	CI Financial Corp.	51,572	829,079
#	Cogeco Communications, Inc.	3,414	324,277
	Cogeco, Inc.	1,500	117,862
	Colliers International Group, Inc. 194693158	8,919	965,369
	Computer Modelling Group, Ltd.	25,656	114,384
#*	Copper Mountain Mining Corp.	15,400	51,369
	Corby Spirit and Wine, Ltd.	2,600	38,329
*	Descartes Systems Group, Inc. (The)	8,666	555,144
	ECN Capital Corp.	27,800	186,366
	Element Fleet Management Corp.	10,500	128,564
	Endeavour Mining Corp.	37,498	780,681
	Enghouse Systems, Ltd.	10,214	483,797
*	ERO Copper Corp.	17,559	346,709
	Evertz Technologies, Ltd.	6,300	79,035
#	Extendicare, Inc.	22,325	141,853
	Fiera Capital Corp.	19,381	172,027
	Finning International, Inc.	29,763	774,615
#*	First Majestic Silver Corp.	27,600	418,104
#*	First Majestic Silver Corp.	15,025	226,727
	First National Financial Corp.	4,137	173,538
*	Fortuna Silver Mines, Inc.	30,010	180,960

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	GDI Integrated Facility Services, Inc.	2,311	$108,579
	Gibson Energy, Inc.	39,180	715,609
	Gildan Activewear, Inc.	24,198	839,429
	goeasy, Ltd.	1,930	228,337
*	Golden Star Resources, Ltd.	18,296	62,666
*	Great Canadian Gaming Corp.	13,827	498,904
*	Great Panther Mining, Ltd.	63,306	48,929
	HLS Therapeutics, Inc.	4,400	69,625
*	IBI Group, Inc.	3,700	31,095
	Information Services Corp.	2,603	52,520
	Innergex Renewable Energy, Inc.	31,440	537,152
	Intertape Polymer Group, Inc.	15,246	375,212
#	Jamieson Wellness, Inc.	11,906	373,700
*	Karora Resources, Inc.	18,429	57,124
	K-Bro Linen, Inc.	3,004	112,911
#	Keyera Corp.	1,300	29,730
#*	Kinaxis, Inc.	6,150	793,248
#	Labrador Iron Ore Royalty Corp.	16,700	570,910
*	Largo Resources, Ltd.	1,294	22,629
#	Maple Leaf Foods, Inc.	10,402	240,088
	Maverix Metals, Inc.	2,700	15,245
	Maverix Metals, Inc.	4,400	24,816
*	MDF Commerce, Inc.	2,700	29,215
	Methanex Corp.	10,600	387,536
#	Morneau Shepell, Inc.	16,900	424,855
*	MTY Food Group, Inc.	1,900	79,917
#	North West Co., Inc. (The)	13,476	388,114
	Pan American Silver Corp.	5,387	171,414
#	Parkland Corp.	30,653	984,567
	Pason Systems, Inc.	21,400	163,658
	PFB Corp.	586	10,250
*	Photon Control, Inc.	26,632	65,001
*	Points International, Ltd.	3,500	53,590
#	Pollard Banknote, Ltd.	4,800	234,308
#	Premium Brands Holdings Corp.	8,550	831,732
*	Pretium Resources, Inc.	39,533	415,223
*	Pulse Seismic, Inc.	14,400	22,376
	Quebecor, Inc., Class B	16,518	444,144
#*	Real Matters, Inc.	18,438	241,660
	Recipe Unlimited Corp.	5,900	92,401
	Richelieu Hardware, Ltd.	13,797	481,994
	Ritchie Bros Auctioneers, Inc.	8,308	528,389
#	Rogers Sugar, Inc.	19,062	86,226
#*	Roxgold, Inc.	73,110	121,339
#*	Sandstorm Gold, Ltd.	24,800	183,607
*	Sandstorm Gold, Ltd.	21,300	158,046
#	Savaria Corp.	6,700	103,077
*	Seabridge Gold, Inc.	2,400	40,656
#	Sienna Senior Living, Inc.	12,904	153,695
*	Sierra Metals, Inc.	12,186	43,382
	Sleep Country Canada Holdings, Inc.	14,049	397,187
*	Spin Master Corp.	7,140	241,882
#	Sprott, Inc.	600	27,053
	Stantec, Inc.	24,160	1,131,195
	Stelco Holdings, Inc.	6,030	152,130
	Stella-Jones, Inc.	12,978	542,708
*	Steppe Gold, Ltd.	6,400	11,559
*	SunOpta, Inc.	12,100	149,919
*	SunOpta, Inc.	2,100	26,003

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Superior Plus Corp.	41,856	$511,473
*	TeraGo, Inc.	1,900	8,718
	TerraVest Industries, Inc.	2,300	33,682
	TFI International, Inc.	19,753	1,730,788
	TMX Group, Ltd.	750	82,649
	Toromont Industries, Ltd.	17,443	1,390,729
#	TransAlta Corp. 89346D958	20,500	201,473
*	Trisura Group, Ltd.	1,514	161,470
*	Viemed Healthcare, Inc.	4,100	41,246
*	Wall Financial Corp.	2,300	36,021
	Waterloo Brewing, Ltd.	2,800	15,149
*	Wesdome Gold Mines, Ltd.	36,700	270,514
	West Fraser Timber Co., Ltd.	11,792	910,473
#	Whitecap Resources, Inc.	100,784	441,132
	Winpak, Ltd.	7,847	272,473

TOTAL CANADA			32,583,046

CHINA — (0.0%)
	TK Group Holdings, Ltd.	56,000	24,410

DENMARK — (2.3%)
*	Brodrene Hartmann A.S.	391	40,917
	cBrain A/S	1,107	39,718
	Chemometec A/S	1,717	186,489
	Gabriel Holding A.S.	71	8,012
	H Lundbeck A.S.	4,827	148,638
#	Netcompany Group A.S.	6,076	633,687
*	Nilfisk Holding A.S.	2,791	82,936
*	NTG Nordic Transport Group A.S., Class A	1,755	73,555
	Pandora A.S.	17,581	1,991,028
	Royal Unibrew A.S.	12,828	1,566,951
#	RTX A.S.	1,615	49,047
	SimCorp A.S.	9,777	1,292,709
	SP Group A.S.	626	35,274
	Topdanmark A.S.	2,852	138,678

TOTAL DENMARK			6,287,639

FINLAND — (2.2%)
	Caverion Oyj	23,382	193,020
	F-Secure Oyj	18,027	85,832
	Harvia Oyj	223	11,663
	Huhtamaki Oyj	15,958	757,063
	Kamux Corp.	3,666	67,338
	Lassila & Tikanoja Oyj	4,575	79,518
	Orion Oyj, Class A	6,336	280,190
	Orion Oyj, Class B	26,317	1,164,931
	Ponsse Oyj	2,284	121,274
*	QT Group Oyj	3,234	382,612
	Sanoma Oyj	15,828	274,778
	Talenom Oyj	1,087	17,538
*	Tikkurila Oyj	8,580	346,142
	Tokmanni Group Corp.	10,934	281,183
	Uponor Oyj	10,207	297,205
	Vaisala Oyj, Class A	5,135	215,104
#	Valmet Oyj	30,958	1,293,032

TOTAL FINLAND			5,868,423

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (4.1%)
	ABC arbitrage	6,244	$53,678
	Albioma SA	5,819	263,374
*	Alten SA	5,251	657,418
*	ATEME SA	2,247	41,916
	Aubay	1,736	87,546
	Bastide le Confort Medical	726	40,553
*	Bigben Interactive	3,469	84,680
*	Cegedim SA	1,355	44,003
	Chargeurs SA	1,095	30,865
	Cie Plastic Omnium SA	10,854	364,704
*	Claranova SADIR	2,289	20,770
	Delta Plus Group	190	19,573
*	Derichebourg SA	11,787	99,111
*	ESI Group	840	55,329
#	Euronext NV	12,332	1,240,388
*	Faurecia SE	11,178	603,914
	Gaztransport Et Technigaz SA	4,748	405,274
*	ID Logistics Group	627	173,469
	Infotel SA	775	44,720
	Ipsen SA	5,550	536,546
*	JCDecaux SA	16,146	411,053
	Kaufman & Broad SA	3,850	175,033
*	Lagardere SCA	9,564	257,431
	Lectra	5,622	202,878
	Linedata Services	871	39,408
	LNA Sante SA	963	56,067
#*	Metropole Television SA	3,686	81,901
*	Orpea SA	1,417	182,371
	Pharmagest Interactive	660	78,639
	SEB SA	2,404	437,804
	Seche Environnement SA	494	31,470
	Societe pour l’Informatique Industrielle	2,187	67,035
*	SOITEC	5,735	1,158,099
	Somfy SA	1,722	304,043
*	Sopra Steria Group SACA	3,038	565,404
*	SPIE SA	22,426	566,869
	Thermador Groupe	691	70,742
	Trigano SA	1,989	355,382
	Valeo SA	25,805	836,236
	Verallia SA	3,121	126,352
	Vetoquinol SA	139	17,678
*	Virbac SA	726	235,653
*	Wavestone	1,731	79,117

TOTAL FRANCE			11,204,496

GERMANY — (6.7%)
	Adesso SE	363	53,227
	All for One Group SE	457	35,618
#	Allgeier SE	1,456	42,078
	Atoss Software AG	1,284	286,512
	Basler AG	1,125	146,777
	Bechtle AG	6,135	1,249,254
	Befesa SA	6,149	430,168
	bet-at-home.com AG	1,082	58,868
	CANCOM SE	1,269	78,338
*	CECONOMY AG	33,596	196,820
*	CENIT AG	2,561	43,698
	Cewe Stiftung & Co. KGAA	1,373	222,471
	CompuGroup Medical SE & Co., KgaA	5,846	535,029

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	CTS Eventim AG & Co., KGaA	6,475	$446,905
	Dermapharm Holding SE	3,233	282,568
	Eckert & Ziegler Strahlen- und Medizintechnik AG	3,871	380,094
	Encavis AG	14,714	282,581
	Energiekontor AG	1,600	108,876
*	Evotec SE	28,193	1,172,733
	Fabasoft AG	987	53,462
*	Fielmann AG	6,622	504,189
	First Sensor AG	624	32,929
*	flatexDEGIRO AG	3,879	496,776
	Fuchs Petrolub SE	7,669	332,328
	GEA Group AG	18,828	826,821
	Gerresheimer AG	7,285	783,553
	GFT Technologies SE	2,327	53,608
	Hawesko Holding AG	669	40,026
	Hochtief AG	4,720	442,599
	Hugo Boss AG	9,837	453,732
*	Hypoport SE	855	515,263
	IVU Traffic Technologies AG	2,797	59,543
	KPS AG	1,655	10,380
	KWS Saat SE & Co., KGaA	564	50,121
	Leifheit AG	1,368	78,120
	LPKF Laser & Electronics AG	3,833	101,701
*	Nagarro SE	1,456	159,323
	Nemetschek SE	5,427	404,549
	New Work SE	795	241,317
	Nexus AG	3,982	275,326
*	OHB SE	1,179	50,269
	Pfeiffer Vacuum Technology AG	547	106,249
*	ProSiebenSat.1 Media SE	47,909	1,040,517
	PSI Software AG	1,942	74,467
*	PVA TePla AG	3,324	98,784
#*	S&T AG	11,967	324,858
*	Schaltbau Holding AG	676	27,961
	Secunet Security Networks AG	276	118,105
	Siltronic AG	4,725	796,228
*	Sixt SE	3,091	428,826
	Stabilus SA	6,287	490,896
	STRATEC SE	1,450	205,323
	Stroeer SE & Co., KGaA	6,860	584,630
	Traffic Systems SE	907	41,019
	USU Software AG	398	13,317
*	va-Q-tec AG	366	14,392
#*	Varta AG	3,773	548,746
#	VERBIO Vereinigte BioEnergie AG	4,419	222,862
	Wacker Chemie AG	2,690	405,705
*	Washtec AG	2,997	193,442
*	zooplus AG	1,192	376,910

TOTAL GERMANY			18,131,787

HONG KONG — (2.3%)
	ASM Pacific Technology, Ltd.	53,800	812,564
*	Ban Loong Holdings, Ltd.	566,000	33,915
	Brightoil Petroleum Holdings, Ltd.	408,000	14,775
	Cafe de Coral Holdings, Ltd.	80,000	173,655
	CITIC Telecom International Holdings, Ltd.	78,000	28,192
#	CMBC Capital Holdings, Ltd.	3,020,000	41,055
	Convenience Retail Asia, Ltd.	132,000	12,058
	EC Healthcare	36,000	43,240

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Fairwood Holdings, Ltd.	25,500	$57,723
*	FIT Hon Teng, Ltd.	144,000	44,095
	Fosun Tourism Group	8,000	12,621
#	Goldin Financial Holdings, Ltd.	214,000	0
	HKBN, Ltd.	137,000	200,286
*	Hypebeast, Ltd.	147,500	22,640
	IGG, Inc.	211,000	355,663
	International Housewares Retail Co., Ltd.	77,000	27,020
	Karrie International Holdings, Ltd.	126,000	29,785
*	Lifestyle International Holdings, Ltd.	109,500	88,712
	L’Occitane International SA	87,000	249,956
	Man Wah Holdings, Ltd.	25,600	53,594
	MECOM Power and Construction, Ltd.	36,000	20,709
	Melco International Development, Ltd.	92,000	182,475
	MGM China Holdings, Ltd.	86,800	142,778
*	MH Development, Ltd.	80,000	2,240
	NagaCorp., Ltd.	264,000	282,188
#	Nissin Foods Co., Ltd.	26,000	19,725
	Pacific Textiles Holdings, Ltd.	218,000	139,219
	PCCW, Ltd.	166,687	96,437
#	Pentamaster International, Ltd.	76,000	16,373
	Perfect Shape Medical, Ltd.	104,000	91,853
	SITC International Holdings Co., Ltd.	272,000	1,036,434
	SUNeVision Holdings, Ltd.	174,000	179,542
*	Theme International Holdings, Ltd.	10,000	917
	Tradelink Electronic Commerce, Ltd.	178,000	28,630
	United Laboratories International Holdings, Ltd. (The)	164,000	134,324
	Value Partners Group, Ltd.	196,000	138,698
	Vitasoy International Holdings, Ltd.	186,000	718,220
#	VPower Group International Holdings, Ltd.	83,000	19,118
	VSTECS Holdings, Ltd.	100,000	98,817
	VTech Holdings, Ltd.	41,900	383,455
	YTO Express Holdings, Ltd.	14,000	9,158
#	Zensun Enterprises, Ltd.	1,820,000	131,054
*	Zhaobangji Properties Holdings, Ltd.	560,000	50,381

TOTAL HONG KONG			6,224,294

IRELAND — (0.4%)
*	Cairn Homes P.L.C.	33,400	43,450
*	Datalex P.L.C.	12,438	7,766
*	FBD Holdings P.L.C.	6,766	63,815
	Glanbia P.L.C.	46,374	682,213
*	Irish Continental Group P.L.C.	36,636	200,354

TOTAL IRELAND			997,598

ISRAEL — (1.3%)
	Arad, Ltd.	1,934	27,076
	AudioCodes, Ltd.	352	10,618
#*	Camtek, Ltd.	4,244	146,004
	Danel Adir Yeoshua, Ltd.	1,247	217,108
	Duniec Brothers, Ltd.	907	38,839
	Electra Consumer Products 1970, Ltd.	1,294	60,593
	Electra, Ltd.	316	175,041
*	Ellomay Capital, Ltd.	1,049	33,289
	Energix-Renewable Energies, Ltd.	8,826	34,600
#*	Enlight Renewable Energy, Ltd.	114,785	239,108
	FMS Enterprises Migun, Ltd.	1,352	39,546
	Formula Systems 1985, Ltd.	1,834	175,546

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Fox Wizel, Ltd.	1,783	$206,294
#	Freshmarket, Ltd.	5,286	24,397
	Hilan, Ltd.	3,556	185,665
	IDI Insurance Co., Ltd.	1,510	58,375
	Inrom Construction Industries, Ltd.	19,650	104,252
	Kerur Holdings, Ltd.	870	26,197
	Klil Industries, Ltd.	260	27,145
	Magic Software Enterprises, Ltd.	2,137	35,025
	Malam - Team, Ltd.	2,020	65,810
	Matrix IT, Ltd.	8,960	235,767
	Maytronics, Ltd.	9,272	188,801
*	Nova Measuring Instruments, Ltd.	4,779	458,560
	Novolog, Ltd.	40,640	37,088
	NR Spuntech Industries, Ltd.	4,823	13,184
	One Software Technologies, Ltd.	637	79,808
#*	OPC Energy, Ltd.	11,403	113,889
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,627	113,999
*	Shikun & Binui, Ltd.	4,045	27,144
	Shufersal, Ltd.	13,520	109,416
	Tadiran Holdings, Ltd.	509	55,235
	Telsys	334	15,897
#	Victory Supermarket Chain, Ltd.	841	19,953

TOTAL ISRAEL			3,399,269

ITALY — (3.4%)
	ACEA SpA	12,129	275,376
	Alerion Cleanpower SpA	1,327	22,037
#*	Amplifon SpA	26,956	1,137,684
*	Arnoldo Mondadori Editore SpA	31,303	58,952
#*	Autogrill SpA	22,772	188,493
	Azimut Holding SpA	25,417	608,114
*	B&C Speakers SpA	1,234	16,451
*	Banca Generali SpA	13,373	511,319
*	Banca Mediolanum SpA	28,537	266,263
	Be Shaping The Future SpA	22,330	41,038
	BFF Bank SpA	27,311	244,533
*	Brunello Cucinelli SpA	7,681	390,988
	Carel Industries SpA	5,620	125,865
*	Cerved Group SpA	26,165	306,937
	De’ Longhi SpA	7,435	324,984
	ERG SpA	7,411	221,537
	Fiera Milano SpA	7,366	32,315
*	Freni Brembo SpA	18,084	225,061
	Gruppo MutuiOnline SpA	6,746	362,600
	Hera SpA	79,777	321,027
	Interpump Group SpA	5,353	284,940
#*	Juventus Football Club SpA	114,950	100,886
	LU-VE SpA	622	11,410
	Piaggio & C SpA	40,596	157,216
	Piovan SpA	1,843	16,415
	Prysmian SpA	36,484	1,141,459
	RAI Way SpA	21,871	128,392
	Reno de Medici SpA	19,553	24,592
	Reply SpA	4,704	639,515
*	Sesa SpA	1,469	203,759
	SOL SpA	5,970	118,369
*	Technogym SpA	25,405	340,340
*	Tinexta S.p.A.	4,924	147,813
*	Unieuro SpA	3,540	102,875
	Zignago Vetro SpA	6,112	126,017

TOTAL ITALY			9,225,572

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (18.8%)
	A&D Co., Ltd.	1,600	$18,954
	Abist Co., Ltd.	400	10,810
	Adastria Co., Ltd.	6,700	113,770
	Ad-sol Nissin Corp.	1,300	31,831
	Advance Create Co., Ltd.	3,800	36,642
	Advantage Risk Management Co., Ltd.	1,800	11,799
	Adventure, Inc.	400	22,733
	Aeon Delight Co., Ltd.	4,900	149,506
	Aeon Fantasy Co., Ltd.	1,500	27,514
	Aeon Hokkaido Corp.	5,600	55,348
#	Aeria, Inc.	2,700	15,125
	Ai Holdings Corp.	7,900	150,821
	Aica Kogyo Co., Ltd.	7,200	255,546
#	Ain Holdings, Inc.	4,900	271,969
	Ajis Co., Ltd.	1,000	33,635
	Akatsuki, Inc.	1,300	47,651
#	Alleanza Holdings Co., Ltd.	3,200	35,550
*	Allied Telesis Holdings K.K.	9,400	9,441
*	AlphaPolis Co., Ltd.	100	2,806
	Altech Corp.	3,870	71,031
	Amano Corp.	12,900	350,491
	Anest Iwata Corp.	6,500	57,994
*	Anicom Holdings, Inc.	12,700	118,043
	Aoyama Zaisan Networks Co., Ltd.	2,300	32,816
	Apaman Co., Ltd.	3,000	16,146
	Arcland Service Holdings Co., Ltd.	3,900	77,964
	Argo Graphics, Inc.	3,800	106,781
	ARTERIA Networks Corp.	3,900	55,332
	Artiza Networks, Inc.	1,900	32,158
	ArtSpark Holdings, Inc.	1,500	37,820
*	Aruhi Corp.	5,700	91,985
	Asahi Co., Ltd.	3,700	49,597
	Asahi Holdings, Inc.	18,200	367,648
	Asahi Net, Inc.	5,200	34,230
#	Asante, Inc.	1,100	18,195
	Ascentech KK	1,200	15,998
	ASKUL Corp.	4,100	149,982
#	Asukanet Co., Ltd.	1,900	17,290
	Ateam, Inc.	2,300	36,966
	Atom Corp.	24,100	165,478
*	Atrae, Inc.	2,400	36,908
	Aucnet, Inc.	2,800	33,204
	Avant Corp.	5,800	94,533
	Axial Retailing, Inc.	3,900	155,974
	Baroque Japan, Ltd.	1,700	11,727
	BayCurrent Consulting, Inc.	200	54,538
#*	Beaglee, Inc.	1,000	12,363
	Beenos, Inc.	2,800	76,895
	Belc Co., Ltd.	2,400	127,371
	Bell System24 Holdings, Inc.	8,800	132,830
	Benesse Holdings, Inc.	10,900	240,692
	BeNEXT Group, Inc.	12,718	165,996
	B-Lot Co., Ltd.	2,200	12,943
	BML, Inc.	5,400	186,816
	Bourbon Corp.	2,000	38,929

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	BP Castrol K.K.	2,300	$29,455
	Br Holdings Corp.	6,000	30,837
*	BrainPad, Inc.	1,000	48,202
	Broadleaf Co., Ltd.	24,000	120,255
*	Broadmedia Corp.	10,300	8,125
#	Business Brain Showa-Ota, Inc.	2,200	37,811
	Business Engineering Corp.	300	9,480
#	Can Do Co., Ltd.	3,000	59,179
	Casa, Inc.	2,300	19,199
	Central Automotive Products, Ltd.	2,800	74,277
	Central Security Patrols Co., Ltd.	1,800	48,266
	Central Sports Co., Ltd.	1,700	36,813
#	Ceres, Inc.	1,300	43,494
*	Change, Inc.	4,800	147,199
	Charm Care Corp. KK	2,200	24,541
	CMIC Holdings Co., Ltd.	3,100	45,371
	cocokara fine, Inc.	1,300	88,148
	COLOPL, Inc.	3,400	25,176
	Colowide Co., Ltd.	700	11,779
	Computer Engineering & Consulting, Ltd.	6,700	82,966
	Computer Institute of Japan, Ltd.	4,800	37,967
	Comture Corp.	6,000	145,139
	CONEXIO Corp.	3,900	49,523
	Core Corp.	2,000	28,260
	Cota Co., Ltd.	3,805	52,337
	CRE, Inc.	900	11,592
#*	Create Restaurants Holdings, Inc.	20,400	145,256
	Create SD Holdings Co., Ltd.	5,500	166,771
	Creek & River Co., Ltd.	2,400	34,136
	Cresco, Ltd.	3,900	59,068
	CTS Co., Ltd.	6,800	52,677
#	Cube System, Inc.	1,300	13,567
	Curves Holdings Co., Ltd.	9,500	71,592
	Cyber Com Co., Ltd.	1,300	17,873
	Cybernet Systems Co., Ltd.	4,400	34,284
	Cybozu, Inc.	5,500	125,289
	Daihen Corp.	4,400	192,318
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,388
	Daiichikosho Co., Ltd.	9,200	343,145
	Daiken Medical Co., Ltd.	3,200	16,479
	Daiki Axis Co., Ltd.	1,100	9,142
	Daikokutenbussan Co., Ltd.	1,200	89,657
*	Daiohs Corp.	1,200	10,809
	Daiseki Co., Ltd.	9,300	350,480
#	Daiseki Eco. Solution Co., Ltd.	2,300	21,138
	Daito Pharmaceutical Co., Ltd.	2,700	85,669
	Daiwabo Holdings Co., Ltd.	22,500	351,904
#	Dawn Corp.	700	19,140
	Dear Life Co., Ltd.	5,900	25,675
	Densan System Co., Ltd.	1,900	56,433
	Dexerials Corp.	14,500	267,224
	Digital Arts, Inc.	3,000	243,237
	Digital Garage, Inc.	8,200	337,537
	Digital Hearts Holdings Co., Ltd.	2,800	38,097
	Digital Holdings, Inc.	600	10,299
	Digital Information Technologies Corp.	2,800	56,771
	Dip Corp.	7,200	198,772
	DKS Co., Ltd.	1,800	59,893
	DMG Mori Co., Ltd.	29,100	470,516

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Double Standard, Inc.	600	$20,870
*	Drecom Co., Ltd.	2,600	17,392
	DTS Corp.	9,500	223,337
	Dvx, Inc.	1,700	14,995
	Earth Corp.	3,600	198,626
	EAT& Holdings Co, Ltd.	600	9,965
	Ebara Jitsugyo Co., Ltd.	1,400	61,951
	Ebase Co., Ltd.	5,900	51,490
*	eBook Initiative Japan Co., Ltd.	1,100	25,296
	Eco’s Co., Ltd.	2,000	33,875
	Edulab, Inc.	400	26,236
#	EF-ON, Inc.	2,719	25,536
	eGuarantee, Inc.	6,600	126,957
	E-Guardian, Inc.	2,300	58,916
	Eiken Chemical Co., Ltd.	6,900	137,545
	Elan Corp.	4,800	57,133
	Elecom Co., Ltd.	9,400	197,443
	Enigmo, Inc.	5,600	63,741
	en-japan, Inc.	8,000	242,668
#	Entrust, Inc.	2,000	11,673
	EPS Holdings, Inc.	6,900	73,912
	ES-Con Japan, Ltd.	8,800	59,224
	Escrow Agent Japan, Inc.	3,500	8,232
	Extreme Co., Ltd.	400	4,782
	F&M Co., Ltd.	1,900	27,457
	FAN Communications, Inc.	12,800	45,635
#*	FDK Corp.	3,600	46,182
	Ferrotec Holdings Corp.	3,600	80,298
#*	FFRI Security, Inc.	1,700	30,688
	Fibergate, Inc.	1,800	24,872
	Financial Products Group Co., Ltd.	3,300	21,906
	FINDEX, Inc.	2,300	25,130
	First-corp, Inc.	1,200	8,258
	Fixstars Corp.	4,000	35,690
	Focus Systems Corp.	3,100	25,270
#	Forval Corp.	1,800	13,324
	France Bed Holdings Co., Ltd.	4,900	40,470
#*	Freebit Co., Ltd.	2,100	17,300
*	Fronteo, Inc.	3,400	22,599
	FTGroup Co., Ltd.	2,600	32,173
	Fuji Corp.	13,300	354,029
#	Fuji Corp.	2,600	30,836
	Fuji Kyuko Co., Ltd.	200	9,577
	Fuji Oil Holdings, Inc.	900	23,193
	Fuji Seal International, Inc.	10,300	228,695
	Fuji Soft, Inc.	6,700	335,619
	Fujibo Holdings, Inc.	2,300	93,265
	Fujimi, Inc.	400	16,727
	Fujimori Kogyo Co., Ltd.	2,600	97,989
	Fujitec Co., Ltd.	3,500	79,141
	Fukuda Denshi Co., Ltd.	1,900	150,976
	Fukui Computer Holdings, Inc.	2,600	100,907
*	Fukushima Galilei Co., Ltd.	2,500	91,934
	FULLCAST Holdings Co., Ltd.	5,400	93,954
	Funai Soken Holdings, Inc.	9,130	162,052
#	Furuya Metal Co., Ltd.	500	43,442
	Furyu Corp.	3,000	26,820
	Fuso Chemical Co., Ltd.	4,500	162,045
	Future Corp.	5,500	101,842

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	G-7 Holdings, Inc.	2,800	$74,600
#*	GA Technologies Co., Ltd.	1,500	28,218
	Gakken Holdings Co., Ltd.	4,900	62,016
	Gakkyusha Co., Ltd.	1,800	21,080
	Gakujo Co., Ltd.	1,800	22,847
	GCA Corp.	5,600	41,483
	Genki Sushi Co., Ltd.	1,700	37,368
	Genky DrugStores Co., Ltd.	1,700	51,679
*	giftee, Inc.	500	14,701
	Giken, Ltd.	4,400	188,276
	GLOBERIDE, Inc.	2,100	82,798
#	GMO Financial Holdings, Inc.	10,300	79,404
#	GMO GlobalSign Holdings K.K.	1,300	70,023
#	GMO Pepabo, Inc.	500	28,034
	Golf Digest Online, Inc.	2,100	28,058
#	Good Com Asset Co., Ltd.	3,000	38,245
*	Grace Technology, Inc.	4,000	97,693
	GS Yuasa Corp.	900	24,362
	Gumi, Inc.	1,900	22,335
	GungHo Online Entertainment, Inc.	10,800	205,443
	H.U. Group Holdings, Inc.	12,600	412,181
	Halows Co., Ltd.	1,900	51,004
#	Hamee Corp.	1,100	15,914
	Handsman Co., Ltd.	1,800	27,764
	Hazama Ando Corp.	39,600	302,213
	Himacs, Ltd.	720	7,409
	Hinokiya Group Co., Ltd.	100	2,323
	Hioki EE Corp.	2,700	132,401
*	Hirose Tusyo, Inc.	400	7,823
	Hito Communications Holdings, Inc.	1,300	24,563
	Hochiki Corp.	3,000	34,779
	Hodogaya Chemical Co., Ltd.	600	23,350
	Hokuto Corp.	5,600	101,831
	Hosokawa Micron Corp.	1,500	85,400
#*	Hotland Co., Ltd.	2,400	28,773
	House Do Co., Ltd.	1,000	9,482
	IBJ, Inc.	5,800	47,805
	Ichibanya Co., Ltd.	3,564	157,072
	Ichigo, Inc.	62,600	195,660
	Ichikoh Industries, Ltd.	7,000	44,879
	Ichimasa Kamaboko Co., Ltd.	1,900	21,683
	ID Holdings Corp.	2,100	25,696
	Idec Corp.	7,000	107,413
	IDOM, Inc.	13,900	80,459
	Ihara Science Corp.	1,700	26,482
	I’ll, Inc.	800	12,746
	Imuraya Group Co., Ltd.	2,200	48,265
	I-Net Corp.	3,440	46,081
	Infocom Corp.	4,800	122,772
	Infomart Corp.	42,500	400,693
	Information Services International-Dentsu, Ltd.	5,800	213,747
	Insource Co., Ltd.	5,800	130,031
	Intage Holdings, Inc.	7,400	90,400
	Intelligent Wave, Inc.	3,700	22,497
	Inter Action Corp.	2,500	56,727
	Internet Initiative Japan, Inc.	13,000	289,638
	Iriso Electronics Co., Ltd.	4,700	223,017
#	I’rom Group Co., Ltd.	1,400	31,218
#	ISB Corp.	2,200	27,558

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Itfor, Inc.	7,000	$50,058
	ITmedia, Inc.	2,700	47,476
*	Itokuro, Inc.	1,600	15,477
	JAC Recruitment Co., Ltd.	4,300	66,801
	Japan Aviation Electronics Industry, Ltd.	8,100	144,592
	Japan Best Rescue System Co., Ltd.	4,500	28,900
	Japan Elevator Service Holdings Co., Ltd.	11,600	232,786
	Japan Lifeline Co., Ltd.	14,500	204,355
	Japan Material Co., Ltd.	15,200	176,670
	Japan Medical Dynamic Marketing, Inc.	4,300	83,150
	Japan Property Management Center Co., Ltd.	2,400	27,967
	Japan Steel Works, Ltd. (The)	800	19,434
	JBCC Holdings, Inc.	3,900	49,767
	JCU Corp.	5,600	196,883
	Jeol, Ltd.	9,200	517,343
	JFE Systems, Inc.	800	12,464
*	JIG-SAW, Inc.	600	87,682
	JINS Holdings, Inc.	3,200	224,509
	JM Holdings Co., Ltd.	2,800	52,887
	JP-Holdings, Inc.	12,900	36,604
	Kadoya Sesame Mills, Inc.	600	23,060
	Kaken Pharmaceutical Co., Ltd.	4,700	193,784
	Kakiyasu Honten Co., Ltd.	2,000	45,350
	Kamakura Shinsho, Ltd.	6,800	85,390
	Kameda Seika Co., Ltd.	3,000	126,089
	Kanamic Network Co., Ltd.	4,100	25,096
	Kanematsu Electronics, Ltd.	3,400	116,675
	Kanto Denka Kogyo Co., Ltd.	11,100	87,481
	Katitas Co., Ltd.	9,700	290,593
	KeePer Technical Laboratory Co., Ltd.	3,000	63,738
	KFC Holdings Japan, Ltd.	3,500	92,606
	KH Neochem Co., Ltd.	8,500	202,220
#*	Kintetsu Department Store Co., Ltd.	2,000	56,165
	Kintetsu World Express, Inc.	3,000	72,382
	Ki-Star Real Estate Co., Ltd.	1,600	53,555
	Kitanotatsujin Corp.	12,300	57,305
	Kito Corp.	4,300	70,225
*	KLab, Inc.	7,200	50,657
	KOMEDA Holdings Co., Ltd.	10,700	199,336
	Kondotec, Inc.	3,100	28,360
	Konoshima Chemical Co., Ltd.	800	12,291
	Koshidaka Holdings Co., Ltd.	9,500	48,015
	Kozo Keikaku Engineering, Inc.	1,500	40,168
#	Kura Sushi, Inc.	1,000	35,039
	Kushikatsu Tanaka Holdings Co.	300	4,727
	Kyudenko Corp.	8,900	310,328
	LAC Co., Ltd.	2,200	20,682
	Lacto Japan Co., Ltd.	1,400	35,306
*	LAND Co., Ltd.	162,800	19,393
	LEC, Inc.	5,800	60,672
	Life Corp.	3,400	110,938
	LIFULL Co., Ltd.	20,200	72,248
	Like Co., Ltd.	1,800	38,032
	Linical Co., Ltd.	2,500	16,190
	Link And Motivation, Inc.	7,700	43,899
	LITALICO, Inc.	2,100	90,214
*	M&A Capital Partners Co., Ltd.	3,800	175,665
	Maeda Kosen Co., Ltd.	4,700	145,147
	MarkLines Co., Ltd.	3,000	79,274

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Marumae Co., Ltd.	1,400	$20,856
	Maruwa Co., Ltd.	2,200	226,720
	Maruwa Unyu Kikan Co., Ltd.	2,000	34,913
	Marvelous, Inc.	8,500	65,319
	Matching Service Japan Co., Ltd.	2,000	18,429
	Matsui Securities Co., Ltd.	14,600	114,622
	MCJ Co., Ltd.	17,000	154,463
	MEC Co., Ltd.	3,900	90,469
	Media Do Co., Ltd.	900	47,158
	Medical Data Vision Co., Ltd.	4,900	85,682
	Medical System Network Co., Ltd.	5,500	41,497
*	MedPeer, Inc.	900	47,171
*	Megachips Corp.	4,400	150,457
	Meiko Electronics Co., Ltd.	5,600	126,250
	Meitec Corp.	6,400	356,431
	Melco Holdings, Inc.	400	15,209
	Members Co., Ltd.	1,000	23,258
#	Menicon Co., Ltd.	6,200	377,123
	METAWATER Co., Ltd.	5,600	108,943
	Micronics Japan Co., Ltd.	4,200	65,236
	Milbon Co., Ltd.	6,560	349,306
	Mimasu Semiconductor Industry Co., Ltd.	4,200	107,479
	Ministop Co., Ltd.	3,700	48,241
#	Minkabu The Infonoid, Inc.	800	27,542
	Miroku Jyoho Service Co., Ltd.	4,700	78,530
	Mitani Corp.	1,900	123,674
	Mitani Sekisan Co., Ltd.	2,300	80,183
	Mitsubishi Logisnext Co., Ltd.	7,100	84,537
	Mitsubishi Research Institute, Inc.	2,000	75,448
	Mitsui High-Tec, Inc.	5,400	209,696
	Mizuho Medy Co., Ltd.	1,000	35,655
*	Mobile Factory, Inc.	1,000	13,341
	Monex Group, Inc.	21,000	162,238
	Monogatari Corp. (The)	2,600	175,985
	Morinaga & Co., Ltd.	4,900	163,269
	Morinaga Milk Industry Co., Ltd.	5,800	317,138
	Morita Holdings Corp.	7,700	112,318
	Mortgage Service Japan, Ltd.	1,000	9,377
	MTI, Ltd.	5,300	36,593
	m-up Holdings, Inc.	1,600	40,327
#	NAC Co., Ltd.	2,300	19,414
	Nagaileben Co., Ltd.	1,800	42,194
	Nagatanien Holdings Co., Ltd.	2,700	54,586
	Nagawa Co., Ltd.	1,400	105,808
	Naigai Trans Line, Ltd.	1,400	22,035
	Nakamoto Packs Co., Ltd.	400	5,717
	Nakanishi, Inc.	15,500	317,799
	Natori Co., Ltd.	2,300	40,140
	NEOJAPAN, Inc.	1,000	16,052
	New Art Holdings Co., Ltd.	3,290	30,483
	Nextage Co., Ltd.	5,000	79,157
#	NFC Holdings, Inc.	900	18,075
	Nichias Corp.	13,400	350,038
	Nichiha Corp.	5,800	168,621
	Nihon Chouzai Co., Ltd.	2,500	40,554
	Nihon Dengi Co., Ltd.	800	28,877
	Nihon Flush Co., Ltd.	4,800	54,880
#	Niitaka Co., Ltd.	500	11,892
	Nippon Air Conditioning Services Co., Ltd.	5,100	34,243

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Aqua Co., Ltd.	3,900	$21,491
	Nippon Carbon Co., Ltd.	1,900	79,694
	Nippon Commercial Development Co., Ltd.	1,200	18,417
	Nippon Computer Dynamics Co., Ltd.	1,900	10,700
	Nippon Concept Corp.	1,100	15,706
	Nippon Gas Co., Ltd.	27,000	475,050
	Nippon Parking Development Co., Ltd., Class C	52,400	74,857
	Nippon Systemware Co., Ltd.	1,600	28,903
	Nipro Corp.	33,400	401,982
	Nishimatsuya Chain Co., Ltd.	200	3,138
	Nissei ASB Machine Co., Ltd.	2,000	92,269
	Nisso Corp.	3,600	23,406
	Nittoc Construction Co., Ltd.	4,800	34,705
	Noevir Holdings Co., Ltd.	3,800	167,580
	Nohmi Bosai, Ltd.	5,300	100,145
	Nojima Corp.	7,100	177,128
	Nomura Co., Ltd.	16,600	120,753
#	NPC, Inc.	2,100	13,702
	NS Tool Co., Ltd.	4,400	61,460
	NSD Co., Ltd.	18,100	294,710
	Oat Agrio Co., Ltd.	400	5,040
#	Obara Group, Inc.	2,800	94,964
	Oenon Holdings, Inc.	11,500	40,792
#	Ohba Co., Ltd.	2,300	17,820
	Ohsho Food Service Corp.	3,200	164,040
*	Oisix ra daichi, Inc.	5,100	138,289
	Okamoto Industries, Inc.	2,500	92,778
	Okinawa Cellular Telephone Co.	3,100	140,312
	Optex Group Co., Ltd.	7,020	106,817
*	Optim Corp.	3,400	86,769
	Optorun Co., Ltd.	5,100	136,473
	Organo Corp.	1,600	107,128
#	Oriental Consultants Holdings Co., Ltd.	700	16,149
	Oro Co., Ltd.	2,100	68,276
	Osaka Organic Chemical Industry, Ltd.	3,900	145,839
	Osaka Soda Co., Ltd.	700	15,804
	OSG Corp.	21,200	353,564
	Outsourcing, Inc.	28,200	433,344
#	PAPYLESS Co., Ltd.	1,400	26,211
	Paramount Bed Holdings Co., Ltd.	10,000	198,426
#	Pasco Corp.	1,100	14,112
	Pasona Group, Inc.	5,000	89,268
	PCA Corp.	700	28,823
	PCI Holdings, Inc.	1,800	23,159
	Penta-Ocean Construction Co., Ltd.	61,500	479,476
	Pickles Corp.	800	24,604
	Pilot Corp.	7,100	226,838
	Plenus Co., Ltd.	1,700	31,488
	Poletowin Pitcrew Holdings, Inc.	6,900	71,349
*	PR Times, Inc.	700	20,503
	Premium Group Co., Ltd.	2,700	62,483
	Prestige International, Inc.	24,000	159,466
	Prima Meat Packers, Ltd.	6,200	195,874
	Pronexus, Inc.	3,800	39,523
*	Prored Partners Co., Ltd.	800	22,148
#	Pro-Ship, Inc.	1,200	15,385
	Proto Corp.	5,900	62,777
*	QB Net Holdings Co., Ltd.	3,100	49,974
	Qol Holdings Co., Ltd.	5,400	67,828

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Quick Co., Ltd.	2,900	$32,903
	Raccoon Holdings, Inc.	3,500	101,524
	Raito Kogyo Co., Ltd.	10,100	162,418
	RareJob, Inc.	1,100	19,740
	Relia, Inc.	8,800	104,733
*	RENOVA, Inc.	800	25,196
	Resorttrust, Inc.	19,900	316,983
	Rheon Automatic Machinery Co., Ltd.	3,000	31,718
#	Ride On Express Holdings Co., Ltd.	1,500	23,042
	Riken Keiki Co., Ltd.	800	20,359
	Rion Co., Ltd.	1,300	33,934
	Riso Kyoiku Co., Ltd.	28,800	77,739
	Rokko Butter Co., Ltd.	3,200	46,555
	Roland Corp.	200	8,386
	Rorze Corp.	2,600	234,695
*	Royal Holdings Co., Ltd.	700	12,186
#	Rozetta Corp.	1,300	25,482
	RS Technologies Co., Ltd.	2,000	120,560
	S Foods, Inc.	3,000	89,289
	S&B Foods, Inc.	800	35,736
	Sagami Rubber Industries Co., Ltd.	2,000	19,188
	Saison Information Systems Co., Ltd.	1,200	23,463
	Sakai Moving Service Co., Ltd.	2,500	113,997
	Sakura Internet, Inc.	4,200	25,340
#*	Sanix, Inc.	9,100	28,066
*	Sanken Electric Co., Ltd.	5,800	270,969
	Sankyo Frontier Co., Ltd.	1,100	38,701
	Santec Corp.	800	13,256
	Sanyo Trading Co., Ltd.	2,400	23,489
	Sapporo Holdings, Ltd.	13,500	269,286
	Sato Foods Co., Ltd.	600	26,891
	Sato Holdings Corp.	6,400	157,203
	SB Technology Corp.	2,500	75,283
	SBS Holdings, Inc.	4,700	115,438
#	Scala, Inc.	3,700	25,599
#	Scroll Corp.	2,100	19,214
	Seed Co., Ltd.	3,000	20,137
	Seiren Co., Ltd.	8,300	143,709
	Senko Group Holdings Co., Ltd.	21,600	198,883
	Septeni Holdings Co., Ltd.	7,300	33,653
#	Shibaura Mechatronics Corp.	300	16,394
	Shibuya Corp.	3,400	103,252
*	Shidax Corp.	6,500	17,311
*	SHIFT, Inc.	500	72,782
	Shinwa Co., Ltd.	2,000	36,821
	Shoei Co., Ltd.	6,000	227,671
#	Shoei Foods Corp.	2,100	77,148
	Showa Sangyo Co., Ltd.	3,700	100,039
	SIGMAXYZ, Inc.	3,600	70,335
	Siix Corp.	3,300	44,026
*	Silver Life Co., Ltd.	1,300	29,203
	Snow Peak, Inc.	1,600	56,839
	Softcreate Holdings Corp.	2,100	47,481
	Software Service, Inc.	800	74,988
#	Soiken Holdings, Inc.	3,900	19,299
	Solasto Corp.	10,900	141,996
#	SoldOut, Inc.	800	11,351
	Soliton Systems K.K.	1,900	30,372
	Solxyz Co., Ltd.	1,400	11,472

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sourcenext Corp.	10,800	$31,064
	Sparx Group Co., Ltd.	25,500	66,662
	S-Pool, Inc.	15,400	132,164
	Sprix, Ltd.	1,600	14,467
	SRA Holdings	2,500	58,737
	ST Corp.	2,900	48,090
	Star Mica Holdings Co., Ltd.	3,100	31,234
	Starts Corp., Inc.	7,300	178,799
	St-Care Holding Corp.	1,100	11,862
	Stella Chemifa Corp.	2,500	68,335
	Strike Co., Ltd.	2,100	87,908
	Studio Alice Co., Ltd.	2,200	46,766
	Sumitomo Densetsu Co., Ltd.	3,600	76,426
*	SuRaLa Net Co., Ltd.	600	19,166
	System Information Co., Ltd.	3,000	27,488
	System Research Co., Ltd.	1,000	18,373
	System Support, Inc.	600	8,231
	Systems Engineering Consultants Co., Ltd.	600	14,952
	Systena Corp.	18,500	379,899
	Syuppin Co., Ltd.	4,200	44,746
#	Taiko Pharmaceutical Co., Ltd.	4,200	45,585
	Taiyo Holdings Co., Ltd.	4,600	222,717
	Takamiya Co., Ltd.	5,700	26,911
#	Takara & Co., Ltd.	1,400	23,515
	Takemoto Yohki Co., Ltd.	1,400	11,963
	Takeuchi Manufacturing Co., Ltd.	8,000	215,647
	Takuma Co., Ltd.	2,200	45,177
	Tama Home Co., Ltd.	3,500	81,104
#	Tamagawa Holdings Co., Ltd.	1,700	25,343
	Tamron Co., Ltd.	4,100	88,907
	Tanseisha Co., Ltd.	9,100	69,082
#	Taoka Chemical Co., Ltd.	400	44,310
	Tazmo Co., Ltd.	2,600	43,559
	TDC Soft, Inc.	4,100	39,928
*	TeamSpirit, Inc.	1,100	13,811
	TechMatrix Corp.	9,200	176,617
	Techno Horizon Co., Ltd.	2,500	27,587
	Tecnos Japan, Inc.	1,600	9,609
	Temairazu, Inc.	500	25,290
#	Tenpos Holdings Co., Ltd.	1,600	31,735
	T-Gaia Corp.	4,800	82,339
	TKC Corp.	7,800	245,208
	Tocalo Co., Ltd.	14,100	191,418
	Toho Titanium Co., Ltd.	7,800	71,698
	Tokai Corp.	5,100	112,180
	TOKAI Holdings Corp.	21,500	175,921
#	Token Corp.	1,600	142,893
	Tokuyama Corp.	13,500	305,068
*	Tokyo Base Co., Ltd.	3,600	22,583
	Tokyo Electron Device, Ltd.	400	20,750
	Tokyo Individualized Educational Institute, Inc.	3,400	17,831
	Tokyo Seimitsu Co., Ltd.	7,700	363,969
	Tokyotokeiba Co., Ltd.	3,600	194,929
	Tomy Co., Ltd.	22,400	192,344
	Topcon Corp.	24,900	339,722
*	Toridoll Holdings Corp.	10,800	170,523
	Toshiba TEC Corp.	5,500	219,774
	Tosho Co., Ltd.	4,200	68,894
#	Totech Corp.	1,400	37,515

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Totetsu Kogyo Co., Ltd.	5,000	$115,886
	Toukei Computer Co., Ltd.	300	11,912
#	Tow Co., Ltd.	10,600	30,722
	Towa Corp.	1,800	35,475
	Towa Pharmaceutical Co., Ltd.	6,100	126,301
	Toyo Gosei Co., Ltd.	1,400	173,788
	Toyo Tire Corp.	3,200	58,548
#	Traders Holdings Co., Ltd.	3,120	9,732
	Trancom Co., Ltd.	1,600	124,195
	Transaction Co., Ltd.	1,800	21,395
	Transcosmos, Inc.	5,200	148,521
	Tri Chemical Laboratories, Inc.	5,600	186,268
#	Trusco Nakayama Corp.	8,400	217,185
	Tsugami Corp.	9,600	153,377
	Tsuzuki Denki Co., Ltd.	1,400	23,607
#	Ubicom Holdings, Inc.	1,100	31,854
	United Super Markets Holdings, Inc.	6,300	63,742
*	Unitika, Ltd.	14,200	49,511
	Usen-Next Holdings Co., Ltd.	1,900	35,373
	UT Group Co., Ltd.	7,000	232,914
*	UUUM, CO., Ltd.	2,600	38,509
	V Technology Co., Ltd.	2,400	121,120
	Valqua, Ltd.	4,400	83,535
	Value HR Co., Ltd.	1,000	15,066
	ValueCommerce Co., Ltd.	4,400	141,095
	Valuence Holdings, Inc.	700	17,272
	V-Cube, Inc.	3,100	80,913
	Vector, Inc.	7,000	60,146
	VINX Corp.	1,200	11,223
*	Vision, Inc.	6,000	55,362
	VT Holdings Co., Ltd.	19,500	75,201
	Wacom Co., Ltd.	37,900	242,944
#	Waseda Academy Co., Ltd.	2,200	17,860
	Watahan & Co., Ltd.	2,000	23,609
	WDB Holdings Co., Ltd.	2,100	44,774
	Weathernews, Inc.	1,500	73,112
	Welbe, Inc.	2,800	37,211
	Wellnet Corp.	5,700	28,984
	West Holdings Corp.	5,915	192,579
	Will Group, Inc.	2,700	25,137
	WIN-Partners Co., Ltd.	3,900	35,060
	World Holdings Co., Ltd.	1,900	48,236
	Wowow, Inc.	1,400	34,115
	YAKUODO Holdings Co., Ltd.	2,900	62,634
	YAMADA Consulting Group Co., Ltd.	3,500	36,780
	Yamaichi Electronics Co., Ltd.	4,400	65,243
#	YA-MAN, Ltd.	6,900	94,239
	Yasunaga Corp.	1,900	20,174
	Yokowo Co., Ltd.	4,000	97,592
*	Yoshimura Food Holdings KK	2,200	16,842
	Zenrin Co., Ltd.	8,650	91,263

TOTAL JAPAN			50,789,885

NETHERLANDS — (2.6%)
	Aalberts NV	6,345	342,794
	AMG Advanced Metallurgical Group NV	2,432	93,154
	Amsterdam Commodities NV	3,077	76,380
*	Arcadis NV	13,147	552,993
*	Basic-Fit NV	7,807	351,439

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	BE Semiconductor Industries NV	19,227	$1,552,873
	Corbion NV	9,695	567,759
*	GrandVision NV	11,922	385,634
	IMCD NV	13,115	1,904,944
	Nedap N.V	1,373	91,674
#	PostNL NV	87,428	456,674
*	Signify NV	4,362	247,714
	TKH Group NV	9,626	459,070

TOTAL NETHERLANDS			7,083,102

NEW ZEALAND — (0.5%)
#*	AFT Pharmaceuticals, Ltd.	3,631	12,121
	Briscoe Group, Ltd.	6,337	25,511
	Chorus, Ltd.	101,548	492,597
	Delegat Group, Ltd.	8,978	94,211
#*	Eroad, Ltd.	4,979	20,165
	Freightways, Ltd.	36,994	294,570
	Hallenstein Glasson Holdings, Ltd.	11,317	59,538
	Napier Port Holdings, Ltd.	4,595	11,696
	NZX, Ltd.	55,566	82,215
*	Restaurant Brands New Zealand, Ltd.	5,960	55,797
	Skellerup Holdings, Ltd.	28,664	95,203
	Summerset Group Holdings, Ltd.	25,310	220,087

TOTAL NEW ZEALAND			1,463,711

NORWAY — (1.5%)
	ABG Sundal Collier Holding ASA	85,362	87,027
	AF Gruppen ASA	8,971	217,950
	AKVA GROUP ASA	2,598	27,935
*	ArcticZymes Technologies ASA	11,505	136,852
*	Asetek A/S	3,236	38,102
	Atea ASA	17,035	326,308
	Austevoll Seafood ASA	12,256	156,440
	Borregaard ASA	20,559	452,416
	Bouvet ASA	674	55,855
#*	BW Energy, Ltd.	8,240	27,224
*	Crayon Group Holding ASA	9,073	146,647
	Europris ASA	42,597	289,945
#	Fjordkraft Holding ASA	16,191	121,129
	Kitron ASA	26,081	62,754
	Medistim ASA	1,774	57,895
*	Nordic Semiconductor ASA	33,015	813,797
	Norway Royal Salmon ASA	1,177	27,977
#	Norwegian Finans Holding ASA	27,130	299,270
*	Panoro Energy ASA	9,833	25,303
	Protector Forsikring ASA	7,192	81,785
	Selvaag Bolig ASA	10,860	79,701
	Veidekke ASA	26,327	404,297

TOTAL NORWAY			3,936,609

PORTUGAL — (0.2%)
	Altri SGPS SA	17,945	140,107
*	CTT-Correios de Portugal SA	40,087	182,699
#*	Mota-Engil SGPS SA	18,296	30,694
	Navigator Co. SA (The)	20,017	67,451
	NOS SGPS SA	23,614	89,523

TOTAL PORTUGAL			510,474

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.8%)
	AEM Holdings, Ltd.	58,400	$179,386
	Avarga, Ltd.	90,100	22,344
#	Best World International, Ltd.	67,600	12,842
	Boustead Singapore, Ltd.	36,400	27,575
	China Sunsine Chemical Holdings, Ltd.	19,600	8,297
*	COSCO Shipping International Singapore Co., Ltd.	159,700	39,529
	CSE Global, Ltd.	100,500	42,961
	Delfi, Ltd.	78,100	51,331
	First Resources, Ltd.	117,000	134,462
	Food Empire Holdings, Ltd.	23,100	16,448
	Frencken Group, Ltd.	45,200	52,871
	Fu Yu Corp., Ltd.	53,300	12,594
	HRnetgroup, Ltd.	67,400	32,906
	iFAST Corp., Ltd.	38,300	192,662
	Japfa, Ltd.	111,550	76,605
	Micro-Mechanics Holdings, Ltd.	9,400	23,501
	NetLink NBN Trust	242,100	176,390
#*	Oceanus Group, Ltd.	2,079,000	60,849
	Q&M Dental Group Singapore, Ltd.	73,100	34,334
#	Raffles Medical Group, Ltd.	160,300	138,489
	Riverstone Holdings, Ltd.	130,500	142,072
#	Sheng Siong Group, Ltd.	168,700	196,218
	Singapore Post, Ltd.	260,900	150,830
	StarHub, Ltd.	158,800	160,910
	UMS Holdings, Ltd.	48,400	52,212
	Valuetronics Holdings, Ltd.	44,000	20,940
	Vicom, Ltd.	19,600	32,084

TOTAL SINGAPORE			2,091,642

SPAIN — (1.7%)
	Acciona SA	4,156	722,487
	Acerinox SA	14,876	206,276
*	Amper SA	271,757	62,776
	Cia de Distribucion Integral Logista Holdings SA	12,009	249,661
	CIE Automotive SA	11,206	311,708
	Construcciones y Auxiliar de Ferrocarriles SA	3,441	165,670
	Faes Farma SA	41,505	172,935
	Fomento de Construcciones y Contratas SA	15,422	202,069
	Global Dominion Access SA	16,668	82,158
*	Indra Sistemas SA	28,348	294,956
	Laboratorios Farmaceuticos Rovi SA	1,657	96,054
*	Mediaset Espana Comunicacion SA	26,601	169,321
	Pharma Mar SA	1,587	181,315
	Prosegur Cash SA	56,705	51,075
	Prosegur Cia de Seguridad SA	46,866	145,768
	Sacyr SA	62,320	172,643
*	Solarpack Corp. Tecnologica SA	1,164	27,844
*	Tecnicas Reunidas SA	5,961	88,881
	Vidrala SA	4,116	463,300
	Viscofan SA	8,651	591,202
	Zardoya Otis SA	42,030	266,226

TOTAL SPAIN			4,724,325

SWEDEN — (4.3%)
	AddLife AB, Class B	17,408	482,057
*	AddNode Group AB	4,292	146,378
	AddTech AB, Class B	56,285	981,227
	Avanza Bank Holding AB	32,420	1,163,723

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Beijer Alma AB	8,124	$182,349
*	BHG Group AB	8,873	170,480
	BioGaia AB, Class B	4,621	220,553
	Biotage AB	14,547	313,896
*	Boozt AB	6,648	154,549
	Bravida Holding AB	8,915	132,273
	Bufab AB	494	13,045
	Cellavision AB	2,085	88,414
	Concentric AB	8,036	180,601
*	Electrolux Professional AB, Class B	34,165	216,430
	eWork Group AB	2,192	24,601
	Fenix Outdoor International AG	936	138,527
	FormPipe Software AB	3,198	13,116
#	G5 Entertainment AB	1,071	77,595
*	GARO AB	494	38,915
	GHP Specialty Care AB	10,982	38,306
*	Hexatronic Group AB	1,433	25,849
	HMS Networks AB	4,698	203,186
	Instalco AB	7,149	302,933
	INVISIO AB	6,520	146,181
*	Kindred Group P.L.C.	59,946	1,031,744
*	KNOW IT AB	5,135	189,517
	Lagercrantz Group AB, Class B	46,209	476,433
	LeoVegas AB	19,957	119,356
	Lime Technologies AB	1,564	60,568
	Medicover AB, Class B	6,206	177,613
	MIPS AB	5,224	422,582
*	Momentum Group AB, Class B	4,455	103,765
*	Munters Group AB	9,820	96,109
	Mycronic AB	10,910	322,114
	NCC AB, Class B	20,593	388,293
*	Nobina AB	19,907	175,964
*	Nolato AB, Class B	5,088	502,391
*	Nordic Entertainment Group AB, Class B	17,088	792,669
	OEM International AB, Class B	2,829	135,012
	Proact IT Group AB	2,175	68,634
*	RaySearch Laboratories AB	5,136	50,458
	Sectra AB, Class B	6,058	432,258
*	Systemair AB	3,326	100,062
	Troax Group AB	9,655	350,397
	Vitec Software Group AB, Class B	3,900	184,097

TOTAL SWEDEN			11,635,220

SWITZERLAND — (6.0%)
	ALSO Holding AG	1,596	482,695
*	APG SGA SA	311	74,466
	Bachem Holding AG, Class B	1,343	681,809
	Belimo Holding AG	2,560	1,021,634
	Bossard Holding AG, Class A	1,650	396,706
	Bucher Industries AG	1,260	661,269
	Burckhardt Compression Holding AG	587	210,796
	Burkhalter Holding AG	1,005	79,911
	Cembra Money Bank AG	6,920	752,463
	Coltene Holding AG	1,168	165,313
	Comet Holding AG	1,055	270,515
	dormakaba Holding AG	852	559,878
	Emmi AG	368	382,184
	Forbo Holding AG	275	526,691
	Galenica AG	11,690	791,138

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Georg Fischer AG	663	$929,641
	Gurit Holding AG	21	54,591
	Inficon Holding AG	477	510,278
	Interroll Holding AG	173	591,279
	Kardex Holding AG	1,838	379,416
	LEM Holding SA	118	220,978
	Mobilezone Holding AG	8,340	104,373
	Orior AG	1,437	131,614
	SFS Group AG	3,056	393,917
	Siegfried Holding AG	1,058	973,006
	SIG Combibloc Group AG	59,494	1,458,263
	Softwareone Holding AG	14,083	364,971
#	Stadler Rail AG	1,023	51,215
	Swissquote Group Holding SA	2,259	339,210
	Tecan Group AG	632	307,965
	VAT Group AG	7,219	2,061,487
	VZ Holding AG	3,853	331,770

TOTAL SWITZERLAND			16,261,442

UNITED KINGDOM — (14.1%)
*	4imprint Group P.L.C.	6,662	216,195
	888 Holdings P.L.C.	67,953	400,817
*	A.G. Barr P.L.C.	15,668	110,033
	Air Partner P.L.C.	7,145	7,282
	AJ Bell P.L.C.	53,475	328,082
	Alfa Financial Software Holdings P.L.C.	12,424	23,340
*	AO World P.L.C.	25,696	98,812
	Appreciate Group P.L.C.	61,766	34,124
	Aptitude Software Group P.L.C.	1,413	13,075
#	Ashmore Group P.L.C.	100,506	555,530
	Avon Rubber P.L.C.	10,230	468,456
*	Boohoo Group P.L.C.	141,579	664,467
	Brewin Dolphin Holdings P.L.C.	59,143	277,878
	Britvic P.L.C.	65,041	793,746
*	Centrica P.L.C.	802,183	627,899
	Clipper Logistics P.L.C.	14,003	133,068
	CMC Markets P.L.C.	19,922	134,588
	Coats Group P.L.C.	316,718	255,465
	Computacenter P.L.C.	17,264	638,555
	ContourGlobal P.L.C.	32,432	89,701
	ConvaTec Group P.L.C.	123,888	373,335
	Cranswick P.L.C.	11,092	572,154
*	CVS Group P.L.C.	15,254	470,368
*	De La Rue P.L.C.	4,263	10,451
	Devro P.L.C.	40,715	115,282
*	Dignity P.L.C.	4,159	40,506
	Diploma P.L.C.	28,361	1,122,788
	DiscoverIE Group P.L.C.	18,333	197,490
	Domino’s Pizza Group P.L.C.	83,777	442,011
	dotdigital group P.L.C.	11,471	30,102
	Dunelm Group P.L.C.	25,907	527,603
	Electrocomponents P.L.C.	106,260	1,563,959
	EMIS Group P.L.C.	13,639	230,925
	FDM Group Holdings P.L.C.	21,749	307,355
	Fevertree Drinks P.L.C.	28,394	984,159
*	First Derivatives P.L.C.	3,928	158,691
*	Forterra P.L.C.	51,919	209,546
*	Frontier Developments P.L.C.	3,298	146,902
	Future P.L.C.	614	20,003

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group P.L.C.	8,021	$1,201,852
	Gamesys Group P.L.C.	10,053	269,171
	Gamma Communications P.L.C.	13,903	349,925
*	Greencore Group P.L.C.	49,321	108,228
*	Greggs P.L.C.	26,972	880,073
*	Hays P.L.C.	35,143	79,323
*	Helios Towers P.L.C.	22,475	53,215
	Hill & Smith Holdings P.L.C.	19,166	389,745
	Hilton Food Group P.L.C.	15,628	265,937
*	Hollywood Bowl Group P.L.C.	32,315	106,073
	HomeServe P.L.C.	16,497	249,312
*	Howden Joinery Group P.L.C.	112,739	1,259,463
	IDOX P.L.C.	68,027	58,630
	IG Group Holdings P.L.C.	72,607	918,547
	IMI P.L.C.	68,083	1,496,096
	Impax Asset Management Group P.L.C.	11,199	155,175
*	Inchcape P.L.C.	40,557	437,761
*	Indivior P.L.C.	132,169	278,580
	IntegraFin Holdings P.L.C.	46,606	361,500
	Integrated Diagnostics Holdings P.L.C.	16,300	19,077
	iomart Group P.L.C.	21,882	83,733
*	ITV P.L.C.	515,803	862,094
*	IWG P.L.C.	173,243	877,156
*	J D Wetherspoon P.L.C.	1,064	19,646
	James Halstead P.L.C.	23,125	161,572
	Kainos Group P.L.C.	18,494	390,354
	Liontrust Asset Management P.L.C.	11,992	267,951
	Luceco P.L.C.	21,291	94,323
	Macfarlane Group P.L.C.	22,063	35,332
*	Marshalls P.L.C.	49,792	499,944
	McBride P.L.C.	15,796	20,514
*	Midwich Group P.L.C.	11,632	76,452
*	Mitie Group P.L.C.	56,194	48,133
	Moneysupermarket.com Group P.L.C.	112,747	425,187
	Morgan Advanced Materials P.L.C.	61,456	251,253
	Mortgage Advice Bureau Holdings, Ltd.	6,461	102,524
*	Motorpoint group P.L.C.	14,508	52,118
	NCC Group P.L.C.	38,714	145,212
*	Next Fifteen Communications Group P.L.C.	17,456	211,646
	Nichols P.L.C.	1,552	31,117
	Ninety One P.L.C.	59,077	199,660
	Oxford Instruments P.L.C.	10,934	328,567
*	Pagegroup P.L.C.	83,007	642,244
	Pan African Resources P.L.C.	126,993	32,052
	PayPoint P.L.C.	15,890	131,606
	Plus500, Ltd	23,909	468,728
	Polar Capital Holdings P.L.C.	17,444	184,779
	Renew Holdings P.L.C.	15,815	136,519
*	Restaurant Group P.L.C. (The)	9,222	15,278
	Rhi Magnesita NV.	2,062	129,279
	River & Mercantile Group P.L.C.	6,028	17,738
	RM P.L.C.	19,106	60,018
	Robert Walters P.L.C.	14,183	132,208
	Rotork P.L.C.	217,282	1,032,741
	RWS Holdings P.L.C.	3,722	35,306
	Sanne Group P.L.C.	12,972	115,850
	Savills P.L.C.	28,453	468,844
*	ScS Group P.L.C.	5,061	19,422
*	Serco Group P.L.C.	206,112	399,021

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Softcat P.L.C.	30,455	$806,364
	Spectris P.L.C.	2,438	109,515
	Spirent Communications P.L.C.	135,496	479,658
*	SSP Group P.L.C.	109,115	482,797
*	SThree P.L.C.	28,289	156,778
	Strix Group P.L.C.	11,490	44,675
*	Studio Retail Group P.L.C.	9,958	41,226
	Synthomer P.L.C.	78,903	554,093
	T Clarke P.L.C.	14,286	25,176
	Tate & Lyle P.L.C.	77,491	857,249
	Tatton Asset Management P.L.C.	7,029	41,329
	Telecom Plus P.L.C.	15,857	284,859
*	Topps Tiles P.L.C.	24,408	23,550
	UDG Healthcare P.L.C.	9,377	110,975
	Ultra Electronics Holdings P.L.C.	17,948	501,432
	Victrex P.L.C.	21,832	707,972
	Volex P.L.C.	2,888	13,558
	Volution Group P.L.C.	15,400	88,585
*	Watches of Switzerland Group P.L.C.	14,635	148,188
	Watkin Jones P.L.C.	34,434	112,702
*	WH Smith P.L.C.	27,804	694,716
	Wilmington P.L.C.	4,671	12,635
	Wincanton P.L.C.	7,911	47,491
	XP Power, Ltd.	3,955	277,362

TOTAL UNITED KINGDOM			38,161,432

UNITED STATES — (0.0%)
*	Arko Corp.	9,537	98,414

TOTAL COMMON STOCKS			256,293,771

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Fuchs Petrolub SE	17,156	913,547
	Jungheinrich AG	6,401	334,871
	Sixt SE	3,970	327,522

TOTAL GERMANY			1,575,940

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
*	Euronext NV Rights 05/10/21	12,332	144,555

TOTAL INVESTMENT SECURITIES (Cost $172,432,941)			258,014,266

			Value†
SECURITIES LENDING COLLATERAL — (4.7%)
@§	The DFA Short Term Investment Fund	1,091,526	12,628,960

TOTAL INVESTMENTS — (100.0%) (Cost $185,060,996)			$270,643,226

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see SecurityValuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$19,014,456	—	$19,014,456
Austria	—	3,446,113	—	3,446,113
Belgium	—	3,130,412	—	3,130,412
Canada	$32,583,046	—	—	32,583,046
China	—	24,410	—	24,410
Denmark	—	6,287,639	—	6,287,639
Finland	—	5,868,423	—	5,868,423
France	—	11,204,496	—	11,204,496
Germany	—	18,131,787	—	18,131,787
Hong Kong	43,240	6,181,054	—	6,224,294
Ireland	—	997,598	—	997,598
Israel	35,025	3,364,244	—	3,399,269
Italy	—	9,225,572	—	9,225,572
Japan	90,214	50,699,671	—	50,789,885
Netherlands	—	7,083,102	—	7,083,102
New Zealand	—	1,463,711	—	1,463,711
Norway	—	3,936,609	—	3,936,609
Portugal	—	510,474	—	510,474
Singapore	—	2,091,642	—	2,091,642
Spain	—	4,724,325	—	4,724,325
Sweden	170,480	11,464,740	—	11,635,220
Switzerland	307,965	15,953,477	—	16,261,442
United Kingdom	211,646	37,949,786	—	38,161,432
United States	—	98,414	—	98,414
Preferred Stocks
Germany	—	1,575,940	—	1,575,940
Rights/Warrants
France	—	144,555	—	144,555
Securities Lending Collateral	—	12,628,960	—	12,628,960

TOTAL	$33,441,616	$237,201,610	—	$270,643,226

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.4%)
*	Altice USA, Inc., Class A	179,383	$6,513,461
	Cable One, Inc.	1,354	2,423,660
*	Charter Communications, Inc., Class A	5,400	3,636,630
	Interpublic Group of Cos., Inc. (The)	72,570	2,304,097
	Lumen Technologies, Inc.	337,046	4,324,300
*	Match Group, Inc.	4,952	770,680
	Omnicom Group, Inc.	166,633	13,707,230
#	Sirius XM Holdings, Inc.	45,907	280,033
	Verizon Communications, Inc.	2,503,435	144,673,509

TOTAL COMMUNICATION SERVICES			178,633,600

CONSUMER DISCRETIONARY — (16.3%)
*	Amazon.com, Inc.	64,128	222,358,710
*	Aptiv P.L.C.	121,174	17,435,727
	Best Buy Co., Inc.	272,637	31,699,504
*	Booking Holdings, Inc.	13,721	33,837,084
	Dollar General Corp.	90,012	19,330,077
*	Dollar Tree, Inc.	28,995	3,331,526
	eBay, Inc.	703,472	39,246,703
*	Etsy, Inc.	89,750	17,841,403
	Gap, Inc. (The)	90,321	2,989,625
	General Motors Co.	167,006	9,556,083
	H&R Block, Inc.	8,484	188,854
#	Hanesbrands, Inc.	70,921	1,493,596
*	Hilton Worldwide Holdings, Inc.	24,240	3,119,688
	Home Depot, Inc. (The)	157,350	50,929,474
	Kohl’s Corp.	11,593	680,045
	Lowe’s Cos., Inc.	318,826	62,569,602
*	Lululemon Athletica, Inc.	64,819	21,731,866
*	Marriott International, Inc., Class A	251,699	37,382,335
	NIKE, Inc., Class B	511,510	67,836,456
*	NVR, Inc.	1,178	5,911,322
*	O’Reilly Automotive, Inc.	42,428	23,457,593
	Pool Corp.	16,059	6,785,249
*	RH	10,579	7,278,564
	Service Corp. International	76,856	4,107,185
	Starbucks Corp.	125,207	14,334,949
	Target Corp.	303,381	62,878,746
	TJX Cos., Inc. (The)	564,832	40,103,072
	Tractor Supply Co.	99,767	18,816,056
	Travel & Leisure Co.	7,845	506,238
*	Ulta Beauty, Inc.	28,968	9,540,611
	Whirlpool Corp.	13,369	3,161,100
	Williams-Sonoma, Inc.	58,255	9,947,041

TOTAL CONSUMER DISCRETIONARY			850,386,084

CONSUMER STAPLES — (10.7%)
	Altria Group, Inc.	940,393	44,903,766
	Brown-Forman Corp., Class A	4,389	313,155
	Brown-Forman Corp., Class B	198,462	15,138,681
#	Campbell Soup Co.	123,391	5,891,920
	Church & Dwight Co., Inc.	16,341	1,401,077

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Clorox Co. (The)	51,813	$9,455,872
	Coca-Cola Co. (The)	2,178,510	117,595,970
	Colgate-Palmolive Co.	222,549	17,959,704
	Costco Wholesale Corp.	235,203	87,516,684
	Estee Lauder Cos., Inc. (The), Class A	92,750	29,104,950
	General Mills, Inc.	35,863	2,182,622
*	Herbalife Nutrition, Ltd.	8,932	408,818
	Hershey Co. (The)	110,733	18,193,432
	Kellogg Co.	247,566	15,453,070
	Kimberly-Clark Corp.	73,479	9,796,220
	Kroger Co. (The)	743,305	27,160,365
	Lamb Weston Holdings, Inc.	71,525	5,757,763
	PepsiCo, Inc.	721,706	104,041,137
	Sysco Corp.	440,209	37,298,909
	Walmart, Inc.	68,111	9,529,410

TOTAL CONSUMER STAPLES			559,103,525

ENERGY — (0.4%)
*	Cheniere Energy, Inc.	38,026	2,947,776
	Cimarex Energy Co.	3,256	215,547
	Occidental Petroleum Corp.	643,250	16,312,820

TOTAL ENERGY			19,476,143

FINANCIALS — (2.9%)
	American Express Co.	93,739	14,374,876
	Ameriprise Financial, Inc.	83,782	21,649,269
	Aon P.L.C., Class A	167,784	42,187,609
	FactSet Research Systems, Inc.	10,580	3,557,207
	Lazard, Ltd., Class A	2,925	131,596
	LPL Financial Holdings, Inc.	65,582	10,276,699
	MarketAxess Holdings, Inc.	3,198	1,562,095
	Marsh & McLennan Cos., Inc.	34,233	4,645,418
	Moody’s Corp.	37,453	12,236,270
	MSCI, Inc.	14,305	6,948,940
	Progressive Corp. (The)	28,398	2,860,814
	S&P Global, Inc.	77,507	30,257,958
	Santander Consumer USA Holdings, Inc.	21,091	715,828
	T Rowe Price Group, Inc.	7,094	1,271,245

TOTAL FINANCIALS			152,675,824

HEALTH CARE — (12.7%)
	AbbVie, Inc.	1,081,847	120,625,941
	AmerisourceBergen Corp.	73,030	8,822,024
	Amgen, Inc.	324,244	77,701,832
*	Avantor, Inc.	25,795	826,472
*	Biogen, Inc.	61,218	16,365,408
	Bristol-Myers Squibb Co.	234,583	14,642,671
	Cardinal Health, Inc.	325,170	19,620,758
	Chemed Corp.	2,936	1,399,327
*	DaVita, Inc.	138,418	16,129,850
	Eli Lilly and Co.	400,116	73,129,201
	HCA Healthcare, Inc.	84,774	17,044,660
*	Hologic, Inc.	208,309	13,654,655
*	IDEXX Laboratories, Inc.	58,292	32,001,725
	Johnson & Johnson	463,240	75,383,045
	McKesson Corp.	2,895	542,986
	Merck & Co., Inc.	1,532,728	114,188,236
*	Mettler-Toledo International, Inc.	14,593	19,165,279

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Molina Healthcare, Inc.	32,953	$8,406,310
#*	Quidel Corp.	2,900	303,891
*	Waters Corp.	14,938	4,479,458
	Zoetis, Inc.	180,844	31,291,437

TOTAL HEALTH CARE			665,725,166

INDUSTRIALS — (13.3%)
	3M Co.	332,301	65,509,819
	Allegion P.L.C.	36,527	4,908,498
	Allison Transmission Holdings, Inc.	22,693	941,079
*	Boeing Co. (The)	40,406	9,467,530
	Booz Allen Hamilton Holding Corp.	86,441	7,170,281
	BWX Technologies, Inc.	1,500	100,380
	Carrier Global Corp.	77,492	3,377,101
	Caterpillar, Inc.	295,017	67,296,328
#	CH Robinson Worldwide, Inc.	40,262	3,908,635
	Cintas Corp.	12,304	4,246,603
*	Copart, Inc.	54,363	6,768,737
	CSX Corp.	151,885	15,302,414
	Deere & Co.	169,441	62,837,195
	Emerson Electric Co.	17,117	1,548,917
	Expeditors International of Washington, Inc.	35,933	3,947,599
	Fastenal Co.	291,411	15,234,967
	FedEx Corp.	15,622	4,535,223
	Graco, Inc.	31,016	2,382,029
	Honeywell International, Inc.	89,117	19,876,656
	Huntington Ingalls Industries, Inc.	11,913	2,529,368
*	IAA, Inc.	27,656	1,737,073
	Illinois Tool Works, Inc.	135,400	31,204,284
	JB Hunt Transport Services, Inc.	72,973	12,457,221
	KAR Auction Services, Inc.	2,717	40,728
	Lennox International, Inc.	2,197	736,742
	Lockheed Martin Corp.	96,792	36,835,163
	Masco Corp.	10,403	664,544
	Nielsen Holdings P.L.C.	95,520	2,450,088
	Northrop Grumman Corp.	50,661	17,956,285
	Otis Worldwide Corp.	20,717	1,613,233
	Parker-Hannifin Corp.	34,969	10,973,622
	Robert Half International, Inc.	26,339	2,307,560
	Rockwell Automation, Inc.	94,185	24,889,328
	Rollins, Inc.	64,509	2,404,895
	Spirit AeroSystems Holdings, Inc., Class A	3,162	144,472
	Toro Co. (The)	34,841	3,992,779
*	Trex Co., Inc.	20,300	2,192,197
	Union Pacific Corp.	408,543	90,733,315
	United Parcel Service, Inc., Class B	303,749	61,922,271
*	United Rentals, Inc.	80,731	25,829,883
	Verisk Analytics, Inc.	100,720	18,955,504
	Waste Management, Inc.	188,954	26,069,983
	WW Grainger, Inc.	44,501	19,292,964

TOTAL INDUSTRIALS			697,293,493

INFORMATION TECHNOLOGY — (37.2%)
	Accenture P.L.C., Class A	336,810	97,664,796
	Amphenol Corp., Class A	81,514	5,489,153
	Apple, Inc.	1,692,531	222,500,125
	Applied Materials, Inc.	219,549	29,136,348
*	Aspen Technology, Inc.	20,260	2,650,818

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Autodesk, Inc.	94,223	$27,504,636
	Automatic Data Processing, Inc.	232,781	43,527,719
	Broadcom, Inc.	216,589	98,807,902
	Broadridge Financial Solutions, Inc.	74,381	11,799,058
	CDK Global, Inc.	2,876	154,125
	CDW Corp.	99,547	17,752,217
	Cisco Systems, Inc.	1,033,920	52,636,867
	Citrix Systems, Inc.	39,521	4,894,676
*	Dell Technologies, Inc., Class C	102,737	10,102,129
*	Dropbox, Inc., Class A	50,704	1,303,093
*	Fair Isaac Corp.	9,573	4,991,458
*	FleetCor Technologies, Inc.	50,965	14,663,650
*	Fortinet, Inc.	79,146	16,163,988
*	Gartner, Inc.	53,466	10,472,920
*	GoDaddy, Inc., Class A	28,760	2,496,943
	Intel Corp.	2,233,656	128,502,230
	International Business Machines Corp.	516,074	73,220,579
	Intuit, Inc.	96,771	39,885,135
	Jack Henry & Associates, Inc.	10,151	1,652,887
	KLA Corp.	148,265	46,755,368
	Lam Research Corp.	72,492	44,977,661
	Mastercard, Inc., Class A	369,835	141,299,160
	Maxim Integrated Products, Inc.	66,596	6,260,024
*	Micron Technology, Inc.	176,416	15,184,125
	Microsoft Corp.	967,155	243,897,148
	NetApp, Inc.	97,321	7,268,905
	NortonLifeLock, Inc.	289,435	6,254,690
	NVIDIA Corp.	26,979	16,197,652
	Oracle Corp.	1,104,739	83,728,169
	Paychex, Inc.	364,844	35,568,642
*	Paycom Software, Inc.	11,882	4,567,560
	QUALCOMM, Inc.	511,799	71,037,701
#	Seagate Technology P.L.C.	177,693	16,497,018
	Skyworks Solutions, Inc.	7,510	1,361,788
	Teradyne, Inc.	116,513	14,573,446
	Texas Instruments, Inc.	447,151	80,715,227
	Ubiquiti, Inc.	4,939	1,409,245
#	Visa, Inc., Class A	763,323	178,281,720
#*	VMware, Inc., Class A	889	142,978
	Western Union Co. (The)	53,109	1,368,088
*	Zebra Technologies Corp., Class A	15,050	7,340,487

TOTAL INFORMATION TECHNOLOGY			1,942,660,254

MATERIALS — (1.9%)
	Avery Dennison Corp.	55,076	11,795,627
	Ball Corp.	6,169	577,665
*	Berry Global Group, Inc.	30,253	1,924,696
	Chemours Co. (The)	28,329	855,536
	Crown Holdings, Inc.	89,288	9,803,822
	LyondellBasell Industries NV, Class A	236,550	24,539,697
	NewMarket Corp.	319	110,562
	Packaging Corp. of America	24,100	3,558,365
	PPG Industries, Inc.	29,778	5,099,185
	RPM International, Inc.	23,545	2,233,008
	Scotts Miracle-Gro Co. (The)	38,977	9,009,923
	Sealed Air Corp.	11,977	591,664
	Sherwin-Williams Co. (The)	103,032	28,217,374
	Southern Copper Corp.	6,256	434,229
	WR Grace & Co.	1,617	111,136

TOTAL MATERIALS			98,862,489

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (0.1%)
NRG Energy, Inc.	165,416	$5,925,201

TOTAL COMMON STOCKS Cost ($3,866,355,803)		5,170,741,779

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.026%	48,204,274	48,204,274

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	662,037	7,659,767

TOTAL INVESTMENTS — (100.0%) (Cost $3,922,219,502)
		$5,226,605,820

As of April 30, 2021, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	06/18/21	$33,933,286	$36,108,560	$2,175,274

Total Futures Contracts			$33,933,286	$36,108,560	$2,175,274

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$178,633,600	—	—	$178,633,600
Consumer Discretionary	850,386,084	—	—	850,386,084
Consumer Staples	559,103,525	—	—	559,103,525
Energy	19,476,143	—	—	19,476,143
Financials	152,675,824	—	—	152,675,824
Health Care	665,725,166	—	—	665,725,166
Industrials	697,293,493	—	—	697,293,493
Information Technology	1,942,660,254	—	—	1,942,660,254
Materials	98,862,489	—	—	98,862,489
Utilities	5,925,201	—	—	5,925,201
Temporary Cash Investments	48,204,274	—	—	48,204,274
Securities Lending Collateral	—	$7,659,767	—	7,659,767
Futures Contracts**	2,175,274	—	—	2,175,274

TOTAL	$5,221,121,327	$7,659,767	—	$5,228,781,094

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.9%)
AUSTRALIA — (6.4%)
	Aristocrat Leisure, Ltd.	166,013	$4,735,073
	Aurizon Holdings, Ltd.	38,508	110,786
	BHP Group, Ltd.	252,734	9,198,477
#	BHP Group, Ltd., Sponsored ADR	261,477	19,025,066
	Brambles, Ltd.	685,414	5,490,797
	Carsales.com, Ltd.	87,687	1,339,565
*	CIMIC Group, Ltd.	26,737	398,051
	Cochlear, Ltd.	7,722	1,321,850
	Coles Group, Ltd.	470,328	5,906,223
	Computershare, Ltd.	112,520	1,223,394
	CSL, Ltd.	111,841	23,362,960
	Domino’s Pizza Enterprises, Ltd.	22,247	1,826,970
	Evolution Mining, Ltd.	99,657	352,866
*	Flight Centre Travel Group, Ltd.	1,642	21,051
	Fortescue Metals Group, Ltd.	461,596	7,986,216
	IDP Education, Ltd.	34,865	608,984
	James Hardie Industries P.L.C.	159,118	5,243,632
	JB Hi-Fi, Ltd.	55,236	1,965,019
	Magellan Financial Group, Ltd.	55,768	2,077,627
	Medibank Pvt, Ltd.	467,567	1,109,384
	Mineral Resources, Ltd.	81,079	2,961,041
	Northern Star Resources, Ltd.	135,254	1,086,689
*	Qantas Airways, Ltd.	251,721	954,798
	Ramsay Health Care, Ltd.	73,183	3,793,754
	REA Group, Ltd.	17,582	2,139,109
	Rio Tinto, Ltd.	93,573	8,697,133
	Telstra Corp., Ltd.	1,045,982	2,732,497
	Wesfarmers, Ltd.	252,587	10,529,337
	Woolworths Group, Ltd.	306,354	9,291,424

TOTAL AUSTRALIA			135,489,773

AUSTRIA — (0.1%)
	OMV AG	32,547	1,599,961

BELGIUM — (0.8%)
	Anheuser-Busch InBev SA	80,096	5,673,396
	Etablissements Franz Colruyt NV	13,999	829,855
#	Proximus SADP	39,773	847,362
	Solvay SA	25,363	3,225,223
	UCB SA	25,330	2,345,508
#	Umicore SA	51,735	3,143,552

TOTAL BELGIUM			16,064,896

CANADA — (8.7%)
	Agnico Eagle Mines, Ltd.	84,354	5,271,996
	Alimentation Couche-Tard, Inc., Class B	184,394	6,248,228
	B2Gold Corp.	157,030	756,309
	Barrick Gold Corp.	730	15,554
*	Bausch Health Cos., Inc.	22,422	721,316
*	Bausch Health Cos., Inc.	63,212	2,034,983
	BCE, Inc.	14,136	668,187
#	BCE, Inc.	11,542	545,359
	CAE, Inc.	58	1,817
	Canadian National Railway Co.	103,129	11,102,844

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian National Railway Co.	52,046	$5,602,752
	Canadian Natural Resources, Ltd.	324,929	9,862,995
	Canadian Natural Resources, Ltd.	32,540	988,565
	Canadian Pacific Railway, Ltd.	8,000	2,985,543
	Canadian Pacific Railway, Ltd.	13,232	4,937,256
#	Canadian Tire Corp., Ltd., Class A	5,137	818,811
	CCL Industries, Inc., Class B	56,629	3,214,421
*	CGI, Inc.	29,828	2,638,585
*	CGI, Inc.	52,394	4,635,600
	Constellation Software, Inc.	6,141	9,012,679
	Dollarama, Inc.	89,069	4,150,732
	Empire Co., Ltd., Class A	68,713	2,161,205
	FirstService Corp.	1,918	311,195
	FirstService Corp.	7,098	1,152,981
	George Weston, Ltd.	33,809	2,985,226
#	IGM Financial, Inc.	2,808	100,244
	Kinross Gold Corp.	163,900	1,153,427
	Kinross Gold Corp.	389,721	2,743,636
#	Kirkland Lake Gold, Ltd.	87,062	3,234,855
	Kirkland Lake Gold, Ltd.	8,515	315,566
	Loblaw Cos., Ltd.	78,593	4,363,969
	Magna International, Inc.	69,138	6,529,341
	Magna International, Inc.	50,730	4,789,927
	Metro, Inc.	87,772	4,021,738
	National Bank of Canada	138,986	10,104,372
#	Northland Power, Inc.	60,674	2,090,011
#	Open Text Corp.	68,188	3,210,935
	Open Text Corp.	20,437	962,583
	Quebecor, Inc., Class B	49,134	1,321,140
	Restaurant Brands International, Inc.	32,650	2,242,189
#	Restaurant Brands International, Inc.	9,859	676,426
	Ritchie Bros Auctioneers, Inc.	22,931	1,458,711
	Ritchie Bros Auctioneers, Inc.	5,201	330,784
	Rogers Communications, Inc., Class B	120,497	5,934,905
	Rogers Communications, Inc., Class B	26,095	1,284,657
	Royal Bank of Canada 780087102	34,564	3,297,406
	Royal Bank of Canada 780087953	171,450	16,363,177
#	Saputo, Inc.	65,736	2,088,962
	Shaw Communications, Inc., Class B	158,804	4,599,457
	Shaw Communications, Inc., Class B	32,364	936,290
	Suncor Energy, Inc.	12,510	267,573
	TC Energy Corp.	200,669	9,927,740
	TFI International, Inc.	11,800	1,033,934
*	Topicus.com, Inc.	11,021	824,916
	Toromont Industries, Ltd.	26,193	2,088,365
	WSP Global, Inc.	27,767	2,883,214

TOTAL CANADA			184,005,589

DENMARK — (2.1%)
	Coloplast A.S., Class B	44,066	7,299,074
	Novo Nordisk A.S., Class B	490,008	36,146,638
	Pandora A.S.	13,476	1,526,141

TOTAL DENMARK			44,971,853

FINLAND — (0.8%)
	Elisa Oyj	47,711	2,704,610
	Kesko Oyj, Class A	58,422	1,671,256
	Kesko Oyj, Class B	137,220	4,178,259

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Kone Oyj, Class B	55,350	$4,347,328
	Neste Oyj	82,213	4,971,481
	Orion Oyj, Class A	1,529	67,615
	Orion Oyj, Class B	3,814	168,828

TOTAL FINLAND			18,109,377

FRANCE — (9.0%)
	Air Liquide SA	47,769	8,044,408
*	Airbus SE	114,996	13,829,378
*	Amundi SA	4,137	368,683
	Arkema SA	12,125	1,515,829
#	Bouygues SA	85,047	3,644,725
*	Bureau Veritas SA	82,576	2,469,616
	Capgemini SE	69,217	12,683,797
#	Carrefour SA	234,680	4,545,046
	Cie Generale des Etablissements Michelin SCA	20,728	2,999,354
#	Danone SA	29,506	2,082,813
*	Eiffage SA	34,919	3,824,939
*	Electricite de France SA	90,440	1,319,624
*	Eurofins Scientific SE	48,813	4,834,512
#	Euronext NV	14,161	1,424,355
*	Faurecia SE	17,269	932,993
	Hermes International	4,970	6,237,895
	Iliad SA	4,741	860,906
	Ipsen SA	12,849	1,242,177
#	Kering SA	15,012	12,029,287
	Legrand SA	102,082	9,936,648
	LVMH Moet Hennessy Louis Vuitton SE	59,150	44,560,660
	Orange SA	858,720	10,693,823
	Publicis Groupe SA	88,114	5,702,728
*	Safran SA	22,780	3,401,251
	Sartorius Stedim Biotech	5,109	2,346,492
	SEB SA	7,109	1,294,655
*	Sodexo SA	29,970	2,998,445
	STMicroelectronics NV	116,439	4,349,142
	STMicroelectronics NV	20,514	764,967
	Teleperformance	21,583	8,334,152
	Thales SA	44,519	4,538,547
*	Ubisoft Entertainment SA	26,267	1,971,185
	Valeo SA	82,016	2,657,808
	Vinci SA	31,136	3,416,544

TOTAL FRANCE			191,857,384

GERMANY — (7.2%)
*	Adidas AG	32,418	10,012,650
	Bayer AG	202,852	13,126,210
	Bayerische Motoren Werke AG	74,076	7,423,168
	Bechtle AG	9,822	2,000,029
	Brenntag SE	58,677	5,267,708
*	Continental AG	38,029	5,139,213
	Covestro AG	3,615	236,419
	Daimler AG	96,771	8,612,495
	Deutsche Boerse AG	55,013	9,480,130
*	Deutsche Lufthansa AG	1,337	17,272
	Deutsche Post AG	218,448	12,865,965
	Deutsche Telekom AG	837,113	16,110,269
	E.ON SE	886,740	10,692,159
*	Fielmann AG	6,893	524,823

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG & Co. KGaA	82,718	$6,586,525
	Hapag-Lloyd AG	10,586	1,924,363
#*	HelloFresh SE	45,169	3,743,554
	Hochtief AG	1,392	130,529
	Infineon Technologies AG	74,499	2,987,450
	KION Group AG	30,434	3,032,665
	Knorr-Bremse AG	20,759	2,544,558
	MTU Aero Engines AG	1,141	287,940
	Nemetschek SE	17,051	1,271,045
*	Puma SE	22,102	2,330,042
	Rational AG	1,286	1,069,767
*	RTL Group SA	3,832	225,295
	SAP SE	98,555	13,799,735
	Siemens Healthineers AG	13,248	757,076
	Symrise AG	47,572	6,143,206
*	TeamViewer AG	2,998	142,503
	Telefonica Deutschland Holding AG	359,694	1,045,332
	Volkswagen AG	8,212	2,607,083

TOTAL GERMANY			152,137,178

HONG KONG — (2.6%)
	AIA Group, Ltd.	634,400	8,052,167
	BOC Aviation, Ltd.	66,300	596,794
	Chow Tai Fook Jewellery Group, Ltd.	614,400	989,638
	Hang Seng Bank, Ltd.	46,700	914,249
	HKT Trust & HKT, Ltd.	1,842,000	2,674,556
	Hong Kong & China Gas Co., Ltd.	101,950	163,533
	Hong Kong Exchanges & Clearing, Ltd.	293,437	17,697,486
	Man Wah Holdings, Ltd.	624,000	1,306,367
	MGM China Holdings, Ltd.	93,600	153,964
	NagaCorp., Ltd.	388,000	414,731
*	Pacific Century Premium Developments, Ltd.	132,840	12,329
	PCCW, Ltd.	1,114,270	644,662
*	Prada SpA	163,200	1,012,866
*	Sands China, Ltd.	168,400	796,879
	SITC International Holdings Co., Ltd.	286,000	1,089,780
	Techtronic Industries Co., Ltd.	571,500	10,369,731
	Vitasoy International Holdings, Ltd.	128,000	494,259
	WH Group, Ltd.	4,577,500	3,988,384
*	Wynn Macau, Ltd.	350,800	672,768
	Xinyi Glass Holdings, Ltd.	718,000	2,543,875

TOTAL HONG KONG.			54,589,018

IRELAND — (0.5%)
#	CRH P.L.C., Sponsored ADR	84,212	3,980,701
	Kerry Group P.L.C., Class A	3,844	498,266
	Kingspan Group P.L.C.	38,555	3,429,276
	Smurfit Kappa Group P.L.C.	69,017	3,528,167

TOTAL IRELAND			11,436,410

ISRAEL — (0.3%)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	83,741	90,862
	Elbit Systems, Ltd.	1,780	244,111
	Elbit Systems, Ltd.	5,528	757,668
	ICL Group, Ltd.	142,733	913,295
	Mizrahi Tefahot Bank, Ltd.	38,294	1,076,323
*	Nice, Ltd.	376	90,678
*	Nice, Ltd., Sponsored ADR	7,616	1,837,208

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Nova Measuring Instruments, Ltd.	6,515	$625,135
#	Shapir Engineering and Industry, Ltd.	32,095	229,759
	Shufersal, Ltd.	40,979	331,639
	Strauss Group, Ltd.	8,253	241,101
*	Tower Semiconductor, Ltd.	13,260	375,258
*	Tower Semiconductor, Ltd.	14,140	408,224

TOTAL ISRAEL			7,221,261

ITALY — (1.9%)
*	Amplifon SpA	29,448	1,242,859
	CNH Industrial NV	146,903	2,180,711
	DiaSorin SpA	5,809	986,586
	Enel SpA	1,249,672	12,408,402
*	Faurecia SE	5,946	321,683
	Ferrari NV	1,191	255,132
	Ferrari NV	18,243	3,892,874
*	FinecoBank Banca Fineco SpA	117,529	2,021,474
*	Moncler SpA	66,209	4,057,979
	Recordati Industria Chimica e Farmaceutica SpA	27,454	1,512,676
	Stellantis NV BMD8F9905	367,144	6,090,169
	Stellantis NV BMD8KX906	349,193	5,785,956

TOTAL ITALY			40,756,501

JAPAN — (21.3%)
	Advantest Corp.	81,700	7,723,512
	Aeon Co., Ltd.	173,600	4,737,354
	Air Water, Inc.	78,500	1,298,447
	Ajinomoto Co., Inc.	213,900	4,277,671
	Anritsu Corp.	59,900	1,163,832
	Asahi Group Holdings, Ltd.	18,300	765,179
	Asahi Intecc Co., Ltd.	49,600	1,335,076
	ASKUL Corp.	7,100	259,725
	Astellas Pharma, Inc.	56,600	851,890
	Bandai Namco Holdings, Inc.	40,200	2,949,914
	BayCurrent Consulting, Inc.	4,700	1,281,651
	Benefit One, Inc.	23,900	599,656
	Bridgestone Corp.	126,300	5,061,867
	Brother Industries, Ltd.	77,500	1,643,241
	Calbee, Inc.	11,300	271,025
	Capcom Co., Ltd.	60,000	1,946,581
*	Change, Inc.	9,400	288,265
	Chugai Pharmaceutical Co., Ltd.	135,800	5,097,240
	Cosmos Pharmaceutical Corp.	7,600	1,090,805
	Create SD Holdings Co., Ltd.	9,400	285,027
	CyberAgent, Inc.	134,800	2,766,424
	Daicel Corp.	16,400	126,723
	Daifuku Co., Ltd.	3,600	355,833
	Daikin Industries, Ltd.	49,600	10,005,047
	Daio Paper Corp.	37,900	621,560
	Daito Trust Construction Co., Ltd.	29,900	3,179,355
	Daiwa House Industry Co., Ltd.	131,100	3,887,409
	Denka Co., Ltd.	12,300	481,699
	DIC Corp.	25,208	644,293
	DMG Mori Co., Ltd.	7,300	118,033
	Eisai Co., Ltd.	51,200	3,339,361
	Elecom Co., Ltd.	13,200	277,260
	Fancl Corp.	22,800	744,784
	Fast Retailing Co., Ltd.	11,500	9,434,963

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Food & Life Cos Ltd.	37,700	$1,681,465
	FP Corp.	14,600	566,873
	Fuji Kyuko Co., Ltd.	5,800	277,733
	Fuji Oil Holdings, Inc.	19,100	492,196
	Fujitsu, Ltd.	53,600	8,514,789
	Fuyo General Lease Co., Ltd.	400	26,651
	GMO internet, Inc.	19,900	591,143
	GMO Payment Gateway, Inc.	13,800	1,754,580
	Goldwin, Inc.	4,100	244,910
	GungHo Online Entertainment, Inc.	6,730	128,021
	Hakuhodo DY Holdings, Inc.	35,000	592,351
	Haseko Corp.	114,100	1,530,566
	Hikari Tsushin, Inc.	7,871	1,583,330
	Hitachi Transport System, Ltd.	18,100	562,329
	Hitachi, Ltd.	263,500	13,042,648
	Hoya Corp.	82,900	9,422,851
	Hulic Co., Ltd.	121,300	1,383,857
*	IHI Corp.	61,400	1,239,955
	Infomart Corp.	38,600	363,924
	Internet Initiative Japan, Inc.	21,600	481,245
	IR Japan Holdings, Ltd.	2,800	366,749
#	Ito En, Ltd.	20,200	1,118,513
	Itochu Techno-Solutions Corp.	33,300	1,152,243
	Iwatani Corp.	20,500	1,284,806
	Izumi Co., Ltd.	11,700	465,797
*	Japan Airlines Co., Ltd.	1,800	38,560
	Japan Exchange Group, Inc.	192,800	4,521,819
	Japan Tobacco, Inc.	290,000	5,440,012
	Justsystems Corp.	9,900	572,656
	Kakaku.com, Inc.	41,500	1,126,737
	Kao Corp.	109,000	7,007,995
	Katitas Co., Ltd.	16,500	494,308
	KDDI Corp.	456,200	13,790,669
	Kirin Holdings Co., Ltd.	31,500	591,546
	Kobe Bussan Co., Ltd.	35,000	934,997
	Konami Holdings Corp.	36,300	2,165,162
	K’s Holdings Corp.	40,500	552,512
	Kusuri no Aoki Holdings Co., Ltd.	4,400	308,561
	Lasertec Corp.	26,800	4,719,181
	Lawson, Inc.	22,300	1,002,186
	Lion Corp.	86,800	1,628,642
	Lixil Corp.	116,700	3,161,042
	M3, Inc.	80,300	5,547,113
#	Maruwa Unyu Kikan Co., Ltd.	14,400	251,373
	McDonald’s Holdings Co. Japan, Ltd.	25,100	1,146,016
	MEIJI Holdings Co., Ltd.	56,500	3,506,023
#	Menicon Co., Ltd.	3,900	237,223
	Minebea Mitsumi, Inc.	176,800	4,433,991
	Mitsubishi Chemical Holdings Corp.	114,000	848,671
	Mitsubishi HC Capital, Inc.	247,950	1,424,998
	Mitsui Chemicals, Inc.	24,600	774,407
	MonotaRO Co., Ltd.	83,300	2,115,187
	Morinaga Milk Industry Co., Ltd.	16,600	907,670
	Murata Manufacturing Co., Ltd.	112,700	8,960,483
	NEC Corp.	59,800	3,476,513
	NET One Systems Co., Ltd.	32,230	1,054,990
	Nichirei Corp.	51,200	1,294,865
	Nifco, Inc.	38,200	1,305,049
	Nihon M&A Center, Inc.	107,200	2,800,572

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Unisys, Ltd.	26,600	$842,589
	Nintendo Co., Ltd.	25,600	14,685,511
	Nippon Express Co., Ltd.	15,000	1,148,007
	Nippon Sanso Holdings Corp.	74,100	1,394,000
	Nippon Yusen K.K.	75,913	2,983,637
	Nipro Corp.	40,100	482,619
	Nissan Chemical Corp.	50,100	2,575,781
	Nitori Holdings Co., Ltd.	19,000	3,403,002
	Nomura Research Institute, Ltd.	58,600	1,798,378
	NTT Data Corp.	164,700	2,564,536
	Olympus Corp.	206,800	4,256,258
	Open House Co., Ltd.	24,400	1,013,244
	Oracle Corp.	13,400	1,256,317
	Otsuka Corp.	47,400	2,384,390
	Pan Pacific International Holdings Corp.	129,400	2,789,260
	Panasonic Corp.	588,700	6,912,516
*	Park24 Co., Ltd.	34,900	674,229
	Penta-Ocean Construction Co., Ltd.	123,000	958,951
*	PeptiDream, Inc.	30,400	1,301,196
	Persol Holdings Co., Ltd.	78,800	1,451,200
	Pigeon Corp.	45,000	1,527,232
	Rakus Co., Ltd.	27,000	549,851
	Recruit Holdings Co., Ltd.	228,100	10,284,454
	Relo Group, Inc.	34,200	702,829
*	Renesas Electronics Corp.	309,300	3,602,769
	Rengo Co., Ltd.	59,300	492,176
*	RENOVA, Inc.	12,400	390,533
	Ryohin Keikaku Co., Ltd.	87,700	1,847,063
	Sankyu, Inc.	22,500	960,530
	Sanwa Holdings Corp.	92,100	1,189,851
	SCSK Corp.	23,100	1,340,536
	Seiko Epson Corp.	55,600	948,625
	Sekisui Chemical Co., Ltd.	48,600	847,360
	Seria Co., Ltd.	14,500	525,467
	Seven & I Holdings Co., Ltd.	177,000	7,642,171
	Seven Bank, Ltd.	214,900	462,769
	SG Holdings Co., Ltd.	72,800	1,653,225
#	Sharp Corp.	98,400	1,660,538
	Shinko Electric Industries Co., Ltd.	16,800	541,824
	Ship Healthcare Holdings, Inc.	20,400	534,640
	Shiseido Co., Ltd.	10,900	793,207
	Showa Denko K.K.	5,100	154,426
*	Skylark Holdings Co., Ltd.	78,300	1,162,988
	SMS Co., Ltd.	24,200	660,340
	Softbank Corp.	627,600	8,089,994
	SoftBank Group Corp.	427,500	38,522,285
	Sony Group Corp.	328,700	32,863,065
	Square Enix Holdings Co., Ltd.	39,600	2,195,831
	SUMCO Corp.	128,300	3,318,114
	Sumitomo Forestry Co., Ltd.	10,000	230,900
	Sundrug Co., Ltd.	27,400	933,744
	Suntory Beverage & Food, Ltd.	9,700	327,427
	Sysmex Corp.	29,000	2,896,622
	Systena Corp.	22,600	464,092
	Taiheiyo Cement Corp.	49,900	1,252,825
	Taisei Corp.	68,400	2,527,261
	Taiyo Yuden Co., Ltd.	54,000	2,478,513
	TDK Corp.	34,600	4,692,206
	TechnoPro Holdings, Inc.	14,800	1,088,408

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Teijin, Ltd.	69,500	$1,144,282
	Terumo Corp.	35,600	1,346,114
	TIS, Inc.	83,600	2,074,138
#	Toei Animation Co., Ltd.	900	102,403
	Tokyo Century Corp.	20,500	1,267,342
	Tokyo Electron, Ltd.	33,900	15,396,962
	Toyo Tire Corp.	49,400	903,833
	Toyota Boshoku Corp.	21,900	408,578
	Trend Micro, Inc.	55,400	2,636,977
	Tsuruha Holdings, Inc.	11,800	1,364,060
	Unicharm Corp.	26,900	1,045,612
	USS Co., Ltd.	76,400	1,386,341
	Welcia Holdings Co., Ltd.	36,300	1,132,449
#	Workman Co., Ltd.	5,600	365,013
	Yamato Holdings Co., Ltd.	87,700	2,473,476
	Yaoko Co., Ltd.	6,000	382,721
	Z Holdings Corp.	576,000	2,656,664
	Zenkoku Hosho Co., Ltd.	22,900	1,027,836
	Zensho Holdings Co., Ltd.	35,400	887,840
	ZOZO, Inc.	34,900	1,173,827

TOTAL JAPAN			452,330,736

NETHERLANDS — (3.5%)
*	Adyen NV	2,407	5,923,851
	ASML Holding NV ACI02GTQ9	13,718	8,904,923
	ASML Holding NV N07059210	42,839	27,763,956
*	GrandVision NV	6,983	225,875
	Heineken NV	17,484	2,028,134
	Koninklijke Ahold Delhaize NV	441,808	11,889,897
	Koninklijke KPN NV	1,728,646	5,963,159
	Wolters Kluwer NV	134,420	12,158,423

TOTAL NETHERLANDS			74,858,218

NEW ZEALAND — (0.2%)
*	a2 Milk Co., Ltd. (The)	96,859	529,546
	Chorus, Ltd.	211,003	1,023,550
	Fisher & Paykel Healthcare Corp., Ltd.	35,927	925,943
	Spark New Zealand, Ltd.	718,523	2,261,779

TOTAL NEW ZEALAND			4,740,818

NORWAY — (0.6%)
	Aker BP ASA	47,410	1,350,201
	Equinor ASA	165,834	3,348,646
	Leroy Seafood Group ASA	14,950	137,053
	Mowi ASA	53,981	1,331,717
*	Nordic Semiconductor ASA	2,279	56,176
	Salmar ASA	18,740	1,296,871
	Telenor ASA	135,087	2,406,572
	Tomra Systems ASA	28,438	1,420,689
	Yara International ASA	32,795	1,710,657

TOTAL NORWAY			13,058,582

PORTUGAL — (0.1%)
	Jeronimo Martins SGPS SA	62,931	1,149,087

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.8%)
	Dairy Farm International Holdings, Ltd.	73,200	$318,935
	DBS Group Holdings, Ltd.	135,532	3,037,414
	Jardine Cycle & Carriage, Ltd.	29,200	508,297
#	Olam International, Ltd.	96,000	125,435
*	SATS, Ltd.	122,000	371,165
	Sembcorp Industries, Ltd.	18,000	28,613
*	Singapore Airlines, Ltd.	203,450	771,058
	Singapore Exchange, Ltd.	221,600	1,735,947
	Singapore Technologies Engineering, Ltd.	422,000	1,220,827
	Singapore Telecommunications, Ltd.	1,443,000	2,707,277
	Singapore Telecommunications, Ltd.	104,400	196,518
	United Overseas Bank, Ltd.	172,900	3,446,374
	Venture Corp., Ltd.	85,200	1,285,547
	Wilmar International, Ltd.	345,800	1,353,331
	Yangzijiang Shipbuilding Holdings, Ltd.	393,200	421,968

TOTAL SINGAPORE			17,528,706

SPAIN — (2.1%)
	Acciona SA	5,668	985,337
	ACS Actividades de Construccion y Servicios SA	89,824	2,926,531
*	Aena SME SA	21,928	3,810,989
*	Amadeus IT Group SA	48,400	3,295,944
	Cellnex Telecom SA	28,687	1,622,653
	Endesa SA	100,465	2,642,400
	Grifols SA	66,166	1,792,182
	Iberdrola SA	673,639	9,103,525
#	Industria de Diseno Textil SA	196,125	6,978,262
	Naturgy Energy Group SA	109,412	2,810,748
	Telefonica SA	1,726,308	8,000,261

TOTAL SPAIN			43,968,832

SWEDEN — (3.0%)
	AddTech AB, Class B	76,646	1,336,185
#	Atlas Copco AB, Class A	135,496	8,216,485
	Atlas Copco AB, Class B	80,017	4,151,997
	Avanza Bank Holding AB	41,576	1,492,380
	Axfood AB	21,921	548,567
	Beijer Ref AB	27,768	430,615
	Boliden AB	14,041	546,160
	Electrolux AB	110,462	3,098,114
	Elekta AB, Class B	141,382	1,890,675
	Epiroc AB, Class A	133,951	2,898,365
	Epiroc AB, Class B	80,900	1,583,981
	Essity AB, Class A	4,443	147,143
#	Essity AB, Class B	117,134	3,823,020
	Evolution Gaming Group AB	32,600	6,435,520
#*	H & M Hennes & Mauritz AB, Class B	185,072	4,554,136
	Indutrade AB	95,244	2,487,360
	Lifco AB, Class B	5,193	556,132
*	Millicom International Cellular SA	31,094	1,228,795
*	Nordic Entertainment Group AB, Class B	4,004	185,735
	Sweco AB, Class B	79,887	1,420,470
*	Swedish Orphan Biovitrum AB	67,289	1,142,360
	Telefonaktiebolaget LM Ericsson, Class A	12,933	176,946
	Telefonaktiebolaget LM Ericsson, Class B	676,560	9,291,962
	Telia Co. AB	262,155	1,086,326
	Volvo AB, Class B	196,952	4,809,680

TOTAL SWEDEN			63,539,109

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (8.1%)
	EMS-Chemie Holding AG	2,152	$2,009,348
	Geberit AG	14,079	9,264,097
	Givaudan SA	1,272	5,329,902
#	Kuehne + Nagel International AG	24,938	7,456,334
#	Logitech International SA	67,488	7,483,069
	Nestle SA	290,751	34,695,518
	Partners Group Holding AG	7,501	10,684,926
	Roche Holding AG 710891904	8,192	2,848,417
	Roche Holding AG 711038901	183,630	59,891,950
	Schindler Holding AG	6,755	1,879,558
	SGS SA	2,308	6,829,144
	Sika AG	36,778	10,984,211
*	Sonova Holding AG	5,049	1,495,009
	Straumann Holding AG	1,021	1,459,185
	Swisscom AG	13,349	7,247,821
	Temenos AG	21,808	3,206,209

TOTAL SWITZERLAND			172,764,698

UNITED KINGDOM — (12.8%)
	Admiral Group P.L.C.	80,190	3,464,911
	Anglo American P.L.C.	8,651	366,806
	Ashtead Group P.L.C.	224,550	14,427,544
#	AstraZeneca P.L.C., Sponsored ADR	404,778	21,481,568
	AstraZeneca P.L.C.	67,346	7,168,569
*	Auto Trader Group P.L.C.	262,376	2,065,580
	B&M European Value Retail SA	414,561	3,240,602
	BAE Systems P.L.C.	1,398,751	9,770,597
#	BHP Group P.L.C., ADR	128,494	7,773,887
	BHP Group P.L.C.	242,244	7,295,125
*	BT Group P.L.C.	4,194,930	9,568,395
	Bunzl P.L.C.	104,395	3,356,592
*	Burberry Group P.L.C.	159,971	4,553,296
	CNH Industrial NV	277,392	4,139,353
	Coca-Cola HBC AG	25,381	877,216
*	Compass Group P.L.C.	178,818	3,890,052
	Croda International P.L.C.	32,580	3,043,615
	Diageo P.L.C., Sponsored ADR	106,135	19,035,312
	Diageo P.L.C.	80,730	3,624,080
	Evraz P.L.C.	169,550	1,503,624
	Experian P.L.C.	193,875	7,474,179
	Ferguson P.L.C.	94,077	11,865,584
	Hargreaves Lansdown P.L.C.	87,622	2,080,290
	Hikma Pharmaceuticals P.L.C.	11,798	397,582
	HomeServe P.L.C.	46,197	698,157
*	Howden Joinery Group P.L.C.	269,012	3,005,265
	Imperial Brands P.L.C.	454,150	9,466,082
*	International Consolidated Airlines Group SA	50,486	141,578
	Intertek Group P.L.C.	58,789	4,983,499
*	ITV P.L.C.	1,623,403	2,713,295
*	JD Sports Fashion P.L.C.	193,753	2,457,659
	Mondi P.L.C.	89,693	2,434,602
*	Next P.L.C.	40,119	4,323,472
	Persimmon P.L.C.	24,354	1,053,567
#	RELX P.L.C., Sponsored ADR	236,793	6,175,561
	RELX P.L.C.	45,322	1,175,900
	RELX P.L.C.	28,850	750,697
	Rentokil Initial P.L.C.	686,805	4,746,694
	Rightmove P.L.C.	243,830	2,067,000
	Rio Tinto P.L.C.	18,329	1,535,185

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
# Rio Tinto P.L.C., Sponsored ADR	251,488	$21,391,569
Spirax-Sarco Engineering P.L.C.	19,315	3,152,669
SSE P.L.C.	474,042	9,610,501
St James’s Place P.L.C.	25,625	481,964
Standard Life Aberdeen P.L.C.	29,615	113,492
Unilever P.L.C., Sponsored ADR	508,666	29,868,867
Unilever P.L.C. B10RB6905	62,170	3,630,182
Unilever P.L.C. B10RZP905	48,760	2,856,219

TOTAL UNITED KINGDOM		271,298,035

UNITED STATES — (0.0%)
Ovintiv, Inc.	0	14

TOTAL COMMON STOCKS		1,973,476,036

PREFERRED STOCKS — (0.9%)

GERMANY — (0.9%)
Bayerische Motoren Werke AG	12,457	1,020,257
Sartorius AG	11,521	6,500,381
Volkswagen AG	46,952	12,224,397

TOTAL GERMANY		19,745,035

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
* Euronext NV Rights 05/10/21	14,161	165,994

TOTAL INVESTMENT SECURITIES (Cost $1,555,409,300)		1,993,387,065

		Value†
SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	11,415,868	132,081,588

TOTAL INVESTMENTS — (100.0%) (Cost $1,687,486,317)		$2,125,468,653

As of April 30, 2021, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	26	06/18/21	$5,377,263	$5,426,720	$49,457

Total Futures Contracts			$5,377,263	$5,426,720	$49,457

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,025,066	$116,464,707	—	$135,489,773
Austria	—	1,599,961	—	1,599,961
Belgium	—	16,064,896	—	16,064,896

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$184,005,589	—	—	$184,005,589
Denmark	—	$44,971,853	—	44,971,853
Finland	—	18,109,377	—	18,109,377
France	764,967	191,092,417	—	191,857,384
Germany	—	152,137,178	—	152,137,178
Hong Kong	—	54,589,018	—	54,589,018
Ireland	3,980,701	7,455,709	—	11,436,410
Israel	2,970,134	4,251,127	—	7,221,261
Italy	3,892,874	36,863,627	—	40,756,501
Japan	1,346,114	450,984,622	—	452,330,736
Netherlands	27,763,956	47,094,262	—	74,858,218
New Zealand	—	4,740,818	—	4,740,818
Norway	—	13,058,582	—	13,058,582
Portugal	—	1,149,087	—	1,149,087
Singapore	—	17,528,706	—	17,528,706
Spain	—	43,968,832	—	43,968,832
Sweden	—	63,539,109	—	63,539,109
Switzerland	7,483,069	165,281,629	—	172,764,698
United Kingdom	105,726,764	165,571,271	—	271,298,035
United States	14	—	—	14
Preferred Stocks
Germany	—	19,745,035	—	19,745,035
Rights/Warrants
France	—	165,994	—	165,994
Securities Lending Collateral	—	132,081,588	—	132,081,588
Futures Contracts**	49,457	—	—	49,457

TOTAL	$357,008,705	$1,768,509,405	—	$2,125,518,110

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (3.6%)
	AES Brasil Energia SA	45,880	$115,966
*	Alliar Medicos A Frente SA	25,751	41,907
	Alupar Investimento SA	29,800	147,408
	Ambev SA, ADR	353,199	981,893
*	Anima Holding SA	17,500	34,858
	Arezzo Industria e Comercio SA	9,300	129,517
	Atacadao SA	46,993	187,901
*	B2W Cia Digital	12,100	149,957
	B3 SA - Brasil Bolsa Balcao	119,768	1,135,493
*	Banco ABC Brasil SA	569	1,541
	Banco Bradesco SA, ADR	218,733	951,487
	Banco Bradesco SA	130,479	496,498
	Banco BTG Pactual SA	55,660	1,104,070
	Banco do Brasil SA	93,200	508,546
	Banco Santander Brasil SA	45,800	324,863
	BB Seguridade Participacoes SA	94,554	388,691
*	BK Brasil Operacao e Assessoria a Restaurantes SA	22,141	40,352
*	BR Malls Participacoes SA	59,500	104,277
	BR Properties SA	27,600	45,576
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,064	89,194
*	Braskem SA, Sponsored ADR	4,311	83,461
	Camil Alimentos SA	17,242	31,773
	CCR SA	340,480	754,665
	Centrais Eletricas Brasileiras SA	8,500	57,569
	Cia Brasileira de Distribuicao	25,330	189,927
	Cia de Locacao das Americas	92,320	448,169
	Cia de Saneamento Basico do Estado de Sao Paulo	35,000	275,642
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,704	68,413
	Cia de Saneamento de Minas Gerais-COPASA	32,400	100,265
	Cia de Saneamento do Parana	29,100	113,035
	Cia de Saneamento do Parana	21,300	16,665
	Cia Energetica de Minas Gerais, Sponsored ADR	6,351	15,814
	Cia Energetica de Minas Gerais	33,034	102,713
	Cia Hering	17,600	88,842
	Cia Paranaense de Energia	0	0
	Cia Siderurgica Nacional SA	45,000	407,498
	Cielo SA	336,050	213,432
	Companhia Paranaense de Energia	9,600	51,357
	Construtora Tenda SA	13,760	65,608
	Cosan SA	27,560	456,938
	CPFL Energia SA	46,241	249,846
	CSU Cardsystem SA	5,800	28,049
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	97,201	421,045
	Direcional Engenharia SA	37,400	88,129
	Duratex SA	93,167	406,487
*	EcoRodovias Infraestrutura e Logistica SA	42,200	93,458
	EDP - Energias do Brasil SA	26,500	91,666
*	Embraer SA	164,594	466,628
*	Embraer SA, Sponsored ADR	24,490	270,615
	Energisa SA	45,433	368,512
	Equatorial Energia SA	161,600	746,411
*	Eternit SA	6,800	31,045
	Even Construtora e Incorporadora SA	31,680	56,338
	Ez Tec Empreendimentos e Participacoes SA	8,365	49,755
	Fleury SA	63,700	299,617

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Fras-Le SA	2,000	$4,334
*	Gafisa SA	139,442	117,056
	Grendene SA	39,821	59,892
	Guararapes Confeccoes SA	21,065	65,071
	Hapvida Participacoes e Investimentos SA	97,711	259,745
*	Helbor Empreendimentos SA	23,500	36,340
	Hypera SA	48,400	308,823
	Industrias Romi SA	3,966	23,845
	Instituto Hermes Pardini SA	12,500	43,285
*	International Meal Co. Alimentacao SA, Class A	60,698	41,791
	Iochpe-Maxion SA	17,400	43,596
	IRB Brasil Resseguros SA	147,133	164,954
	Itau Unibanco Holding SA	28,435	128,040
	JHSF Participacoes SA	13,696	17,221
	JSL SA	1,648	3,025
	Kepler Weber SA	5,300	48,931
*	Klabin SA	296,109	1,518,689
	Light SA	66,777	215,376
	Localiza Rent a Car SA	165,145	1,954,846
	LOG Commercial Properties e Participacoes SA	3,500	19,014
	Lojas Americanas SA	30,749	112,364
	Lojas Renner SA	290,009	2,156,895
	M Dias Branco SA	2,932	14,368
	Magazine Luiza SA	197,172	727,047
	Mahle-Metal Leve SA	5,200	25,301
	Marcopolo SA	38,000	17,489
*	Marisa Lojas SA	45,570	44,966
*	Mills Estruturas e Servicos de Engenharia SA	53,000	78,738
	Movida Participacoes SA	18,811	58,282
	MRV Engenharia e Participacoes SA	100,447	320,828
*	Natura & Co. Holding SA	69,632	624,785
	Neoenergia SA	16,400	48,306
	Notre Dame Intermedica Participacoes S.A	88,772	1,328,136
	Odontoprev SA	88,452	207,938
*	Omega Geracao SA	30,781	222,129
	Porto Seguro SA	31,400	285,384
	Portobello SA	10,300	22,659
	Positivo Tecnologia SA	48,052	99,341
*	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	6,583
	Qualicorp Consultoria e Corretora de Seguros SA	90,831	452,312
	Raia Drogasil SA	169,000	818,236
*	Rumo SA	108,420	399,186
	Sao Carlos Empreendimentos e Participacoes SA	1,400	9,716
	Sendas Distribuidora SA	25,330	377,195
	Ser Educacional SA	5,000	11,865
	SIMPAR SA	4,700	37,430
	Smiles Fidelidade SA	21,083	83,175
	Sul America SA	105,566	635,683
*	Suzano SA	89,394	1,130,086
*	Tecnisa SA	7,520	11,352
	Tegma Gestao Logistica SA	9,500	39,595
	Telefonica Brasil SA	9,700	77,142
	Telefonica Brasil SA, ADR	21,716	172,208
	TIM SA, ADR	2,608	29,236
	TIM SA	205,139	460,350
	TOTVS SA	56,000	320,616
	Transmissora Alianca de Energia Eletrica SA	59,500	457,857
	Trisul SA	22,300	39,780
	Ultrapar Participacoes SA	152,008	590,733

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
#	Ultrapar Participacoes SA, Sponsored ADR	61,736	$239,536
	Unipar Carbocloro SA	3,400	45,804
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	24,035
*	Vulcabras Azaleia SA	45,400	63,519
	WEG SA	103,200	665,132
	Wiz Solucoes e Corretagem de Seguros SA	26,400	55,891
	YDUQS Participacoes SA	34,300	184,759

TOTAL BRAZIL			33,097,224

CHILE — (0.4%)
	Aguas Andinas SA, Class A	533,628	151,665
	Banco de Chile	150,217	16,084
#	Banco de Chile, ADR	13,015	283,463
	Banco de Credito e Inversiones SA	4,184	194,297
	Banco Santander Chile, ADR	12,363	274,953
	Besalco SA	118,298	79,020
	Camanchaca SA	228,863	19,585
	CAP SA	12,222	217,878
	Cia Cervecerias Unidas SA	11,800	108,581
	Cia Cervecerias Unidas SA, Sponsored ADR	9,637	176,646
	Embotelladora Andina SA, ADR, Class B	4,723	67,633
	Empresa Nacional de Telecomunicaciones SA	27,407	153,900
	Empresas CMPC SA	106,285	295,348
	Empresas Lipigas SA	1,142	6,794
	Empresas Tricot SA	2,361	2,028
	Enel Americas SA	1,992,944	283,689
	Enel Americas SA	50,162	7,140
	Enel Chile SA, ADR	9,400	32,806
*	Enel Chile SA	803,522	54,832
	Falabella SA	24,381	110,116
*	Forus SA	13,163	25,556
	Grupo Security SA	259,362	53,640
	Hortifrut SA	22,209	35,248
	Instituto de Diagnostico SA	1,346	3,201
	Inversiones Aguas Metropolitanas SA	132,025	101,611
	Inversiones La Construccion SA	7,731	51,908
	Itau CorpBanca Chile SA	17,775,963	60,526
	Itau CorpBanca Chile SA, ADR	2,300	11,845
	Multiexport Foods SA	65,867	30,582
	Parque Arauco SA	72,757	112,924
	PAZ Corp. SA	11,604	10,759
	Plaza SA	26,687	45,059
	Ripley Corp. SA	192,297	61,420
	Salfacorp SA	85,864	59,439
	Sigdo Koppers SA	33,958	41,090
	SMU SA	442,189	63,485
	Sociedad Matriz SAAM SA	603,599	48,069
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	10,762	567,588
	Socovesa SA	15,493	5,232
	SONDA SA	176,889	112,247
	Vina Concha y Toro SA	52,373	91,448

TOTAL CHILE			4,129,335

CHINA — (36.3%)
*	21Vianet Group, Inc., ADR	18,910	527,778
	360 Security Technology, Inc., Class A	22,800	44,330
	361 Degrees International, Ltd	174,000	69,879

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	3SBio, Inc.	218,000	$206,081
*	51job, Inc., ADR	8,734	537,578
	5I5J Holding Group Co., Ltd., Class A	38,240	22,812
	AAG Energy Holdings, Ltd.	82,000	14,337
	Accelink Technologies Co., Ltd., Class A	5,100	17,466
	Addsino Co., Ltd., Class A	12,300	32,233
	AECC Aero-Engine Control Co., Ltd., Class A	9,100	25,417
	AECC Aviation Power Co., Ltd., Class A	6,300	36,740
	Aerospace CH UAV Co., Ltd.	9,200	26,561
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	7,900	9,760
	Agile Group Holdings, Ltd.	376,000	587,378
	Agricultural Bank of China, Ltd., Class H	4,415,000	1,710,455
	Aier Eye Hospital Group Co., Ltd., Class A	21,080	241,629
	Aisino Corp., Class A	19,300	35,276
	Ajisen China Holdings, Ltd.	95,000	16,578
#	Ak Medical Holdings, Ltd.	102,000	158,449
	AKM Industrial Co., Ltd.	100,000	12,851
*	Alibaba Group Holding, Ltd., Sponsored ADR	79,804	18,430,734
*	Alibaba Group Holding, Ltd.	214,500	6,200,701
*	Alibaba Health Information Technology, Ltd.	224,000	681,810
#*	Alibaba Pictures Group, Ltd.	1,170,000	169,987
	A-Living Smart City Services Co., Ltd., Class H	158,750	729,681
*	Alpha Group, Class A	18,000	16,942
	Amoy Diagnostics Co., Ltd., Class A	1,200	15,792
	Angel Yeast Co., Ltd., Class A	7,100	64,173
	Anhui Anke Biotechnology Group Co., Ltd., Class A	18,500	56,460
	Anhui Construction Engineering Group Co., Ltd., Class A	22,400	13,933
	Anhui Expressway Co., Ltd., Class H	88,000	61,692
	Anhui Gujing Distillery Co., Ltd., Class A	2,100	73,620
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	13,100	13,581
	Anhui Jinhe Industrial Co., Ltd., Class A	7,900	39,831
	Anhui Korrun Co., Ltd., Class A	6,000	21,124
	Anhui Kouzi Distillery Co., Ltd., Class A	10,100	96,929
*	Anhui Tatfook Technology Co., Ltd., Class A	15,000	20,603
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	19,800	24,539
	Anhui Xinhua Media Co., Ltd., Class A	14,100	10,487
	Anhui Yingjia Distillery Co., Ltd., Class A	8,500	49,162
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	10,100	16,598
	Anji Microelectronics Technology Shanghai Co., Ltd., Class A	400	11,499
	ANTA Sports Products, Ltd.	129,000	2,301,154
*	Anton Oilfield Services Group	1,062,000	66,548
	Aoshikang Technology Co., Ltd., Class A	1,200	12,961
	Apeloa Pharmaceutical Co., Ltd., Class A	19,000	91,067
	APT Satellite Holdings, Ltd.	62,000	20,051
*	Ascletis Pharma, Inc.	19,000	7,242
	AsiaInfo Technologies, Ltd.	20,000	32,138
	Asymchem Laboratories Tianjin Co., Ltd., Class A	1,000	50,636
	Ausnutria Dairy Corp., Ltd.	181,000	267,431
	Autobio Diagnostics Co., Ltd., Class A	3,000	56,514
	Avary Holding Shenzhen Co., Ltd., Class A	9,000	43,200
	Avic Capital Co., Ltd., Class A	55,300	33,109
	AVIC Electromechanical Systems Co., Ltd., Class A	7,500	11,284
	Avic Heavy Machinery Co., Ltd., Class A	10,200	27,818
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	2,400	25,221
	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	11,515	42,705
	AviChina Industry & Technology Co., Ltd., Class H	542,000	347,807
	AVICOPTER P.L.C., Class A	5,500	43,168
	BAIC Motor Corp., Ltd., Class H	307,500	111,175
*	Baidu, Inc., Sponsored ADR	34,480	7,252,178

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	BAIOO Family Interactive, Ltd.	372,000	$95,325
	Bank of Beijing Co., Ltd., Class A	51,100	37,564
	Bank of Changsha Co., Ltd., Class A	19,400	26,978
	Bank of Chengdu Co., Ltd., Class A	26,200	48,212
	Bank of China, Ltd., Class H	9,874,000	3,917,489
	Bank of Chongqing Co., Ltd., Class H	13,500	9,061
	Bank of Communications Co., Ltd., Class H	1,530,000	976,893
	Bank of Guiyang Co., Ltd., Class A	15,536	18,585
	Bank of Hangzhou Co., Ltd., Class A	36,000	91,940
	Bank of Jiangsu Co., Ltd., Class A	42,380	46,245
	Bank of Nanjing Co., Ltd., Class A	55,422	78,497
	Bank of Ningbo Co., Ltd., Class A	18,100	117,947
	Bank of Shanghai Co., Ltd., Class A	70,000	88,399
	Bank of Tianjin Co., Ltd., Class H	23,000	10,161
	Bank of Zhengzhou Co., Ltd., Class H	39,600	10,284
	Baoshan Iron & Steel Co., Ltd., Class A	58,500	77,757
	Baosheng Science and Technology Innovation Co., Ltd., Class A	15,900	10,287
*	Baoye Group Co., Ltd., Class H	66,000	34,419
#*	Baozun, Inc., Sponsored ADR	20,002	694,269
	Beibuwan Port Co., Ltd., Class A	12,900	17,739
*	BeiGene, Ltd., ADR	4,035	1,386,184
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	16,700	36,901
*	Beijing BDStar Navigation Co., Ltd., Class A	6,400	40,054
	Beijing Capital Co., Ltd., Class A	58,370	26,766
	Beijing Capital Development Co., Ltd., Class A	56,800	49,005
	Beijing Capital International Airport Co., Ltd., Class H	446,000	323,754
	Beijing Capital Land, Ltd., Class H	482,999	64,533
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	30,000	90,921
	Beijing Dabeinong Technology Group Co., Ltd., Class A	22,857	28,712
	Beijing E-Hualu Information Technology Co., Ltd., Class A	13,221	50,119
*	Beijing Energy International Holding Co., Ltd.	1,100,000	35,369
	Beijing Enterprises Holdings, Ltd.	125,500	409,380
	Beijing Enterprises Water Group, Ltd.	1,282,000	489,640
	Beijing Forever Technology Co., Ltd., Class A	11,900	14,443
#*	Beijing Gas Blue Sky Holdings, Ltd.	1,800,000	26,880
	Beijing Global Safety Technology Co., Ltd., Class A	4,000	14,038
*	Beijing Jetsen Technology Co., Ltd., Class A	71,900	38,428
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	4,200	23,863
	Beijing Kunlun Tech Co., Ltd., Class A	20,700	59,121
	Beijing New Building Materials P.L.C., Class A	21,700	154,210
	Beijing North Star Co., Ltd., Class H	198,000	36,384
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	46,300	26,151
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	19,400	25,971
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	11,450	101,819
	Beijing Originwater Technology Co., Ltd., Class A	35,200	38,184
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	29,200	24,025
	Beijing Shiji Information Technology Co., Ltd., Class A	9,600	42,237
	Beijing Sinnet Technology Co., Ltd., Class A	31,200	67,785
	Beijing SL Pharmaceutical Co., Ltd., Class A	19,200	35,250
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	35,700	28,197
	Beijing SuperMap Software Co., Ltd., Class A	7,000	17,112
	Beijing Thunisoft Corp., Ltd., Class A	20,300	55,989
	Beijing Tiantan Biological Products Corp., Ltd., Class A	10,300	57,353
	Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	12,000	17,376
	Beijing Tongrentang Co., Ltd., Class A	4,800	22,647
*	Beijing Ultrapower Software Co., Ltd., Class A	8,001	5,473
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	38,000	10,870

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Yanjing Brewery Co., Ltd., Class A	39,700	$45,284
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	22,800	32,093
*	Berry Genomics Co., Ltd., Class A	2,800	12,814
	Bestsun Energy Co., Ltd., Class A	28,200	21,066
	Bestway Global Holding, Inc.	17,000	5,465
	Betta Pharmaceuticals Co., Ltd., Class A	1,600	26,385
	Better Life Commercial Chain Share Co., Ltd., Class A	5,600	6,548
	BGI Genomics Co., Ltd., Class A	3,200	63,735
	Biem.L.Fdlkk Garment Co., Ltd., Class A	9,276	30,665
	Blue Sail Medical Co., Ltd., Class A	14,000	50,897
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	66,200	63,085
	BOE Technology Group Co., Ltd., Class A	331,400	373,627
*	Bohai Leasing Co., Ltd., Class A	149,500	47,780
	Bosideng International Holdings, Ltd.	670,000	339,821
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	6,800	36,625
*	Boyaa Interactive International, Ltd.	40,000	3,242
	Bright Dairy & Food Co., Ltd., Class A	17,700	47,174
	Brilliance China Automotive Holdings, Ltd.	716,000	672,885
	B-Soft Co., Ltd., Class A	9,900	15,691
	BYD Co., Ltd., Class H	62,000	1,289,260
	BYD Electronic International Co., Ltd.	183,000	970,986
	By-health Co., Ltd., Class A	11,400	57,451
	C C Land Holdings, Ltd.	321,000	74,677
#	C&D International Investment Group, Ltd.	86,000	171,626
*	C&D Property Management Group Co., Ltd.	86,000	51,384
#*	CA Cultural Technology Group, Ltd.	51,000	19,416
	Cabbeen Fashion, Ltd.	59,000	20,580
	Caitong Securities Co., Ltd., Class A	26,300	40,476
	Camel Group Co., Ltd., Class A	16,600	30,631
	Canny Elevator Co., Ltd., Class A	12,500	18,380
*	Capital Environment Holdings, Ltd.	698,000	13,015
	CECEP Solar Energy Co., Ltd., Class A	46,200	43,813
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	32,100	14,699
	CECEP Wind-Power Corp., Class A	48,100	27,830
	Central China Real Estate, Ltd.	227,000	124,856
	CGN Nuclear Technology Development Co., Ltd., Class A	22,300	38,355
	CGN Power Co., Ltd., Class H	970,000	223,158
	Chacha Food Co., Ltd., Class A	8,300	69,055
	Changchun High & New Technology Industry Group, Inc., Class A	2,700	206,943
	Changjiang Securities Co., Ltd., Class A	42,200	47,118
	Changsha Jingjia Microelectronics Co., Ltd., Class A	2,100	23,564
	Changying Xinzhi Technology Co., Ltd., Class A	11,200	23,126
	Chanjet Information Technology Co., Ltd., Class H	17,400	53,853
	Chaowei Power Holdings, Ltd.	107,000	38,792
	Chaozhou Three-Circle Group Co., Ltd., Class A	10,900	72,667
	Cheetah Mobile, Inc., ADR	9,796	21,159
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	9,200	21,291
	Chengdu Hongqi Chain Co., Ltd., Class A	25,300	23,810
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	9,200	12,835
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	8,100	26,970
	Chengdu Wintrue Holding Co., Ltd., Class A	20,900	32,467
	Chengdu Xingrong Environment Co., Ltd., Class A	25,100	20,146
	Chengtun Mining Group Co., Ltd., Class A	31,000	35,717
	China Aerospace International Holdings, Ltd.	476,000	40,306
	China Aerospace Times Electronics Co., Ltd., Class A	36,900	38,851
	China Aircraft Leasing Group Holdings, Ltd.	104,000	84,015
	China Aoyuan Group, Ltd.	280,000	290,581
	China Avionics Systems Co., Ltd., Class A	5,700	13,205
	China Baoan Group Co., Ltd., Class A	36,100	58,534

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Bester Group Telecom Co., Ltd., Class A	4,900	$8,672
	China Beststudy Education Group	56,000	17,715
	China BlueChemical, Ltd., Class H	498,000	140,799
	China Building Material Test & Certification Group Co., Ltd., Class A	6,700	23,906
	China CAMC Engineering Co., Ltd., Class A	19,900	20,920
#	China CITIC Bank Corp., Ltd., Class H	1,153,000	601,909
	China Communications Services Corp., Ltd., Class H	666,000	287,989
	China Conch Venture Holdings, Ltd.	281,500	1,328,202
	China Construction Bank Corp., Class H	11,497,000	9,075,060
*	China CSSC Holdings, Ltd., Class A	6,600	15,895
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	128,497
	China Development Bank Financial Leasing Co., Ltd., Class H	250,000	36,667
*	China Dili Group	137,400	38,212
	China Dongxiang Group Co., Ltd.	754,000	99,075
	China East Education Holdings, Ltd.	27,500	64,056
#	China Education Group Holdings, Ltd.	13,000	31,385
	China Electronics Huada Technology Co., Ltd.	122,000	13,317
	China Electronics Optics Valley Union Holding Co., Ltd.	776,000	41,756
#	China Energy Engineering Corp., Ltd., Class H	168,000	17,046
	China Everbright Bank Co., Ltd., Class H	652,000	272,261
#	China Everbright Greentech, Ltd.	57,000	22,545
	China Everbright, Ltd.	262,000	312,663
#	China Evergrande Group	519,000	875,803
	China Express Airlines Co., Ltd., Class A	7,100	16,699
	China Film Co., Ltd., Class A	20,400	44,517
	China Foods, Ltd.	204,000	84,934
	China Fortune Land Development Co., Ltd., Class A	58,320	50,176
	China Galaxy Securities Co., Ltd., Class H	337,000	200,290
	China Gas Holdings, Ltd.	537,400	1,937,036
*	China Grand Automotive Services Group Co., Ltd.	48,065	22,473
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	179,500	150,516
	China Great Wall Securities Co., Ltd., Class A	15,000	23,276
	China Greatwall Technology Group Co., Ltd., Class A	18,000	32,727
#	China Harmony Auto Holding, Ltd.	205,500	100,304
	China High Speed Railway Technology Co., Ltd., Class A	45,900	15,877
	China High Speed Transmission Equipment Group Co., Ltd.	81,000	58,640
	China Huarong Asset Management Co., Ltd., Class H	2,499,000	328,149
#*	China Index Holdings, Ltd., ADR	1,309	2,879
*	China International Capital Corp., Ltd., Class H	198,800	497,683
	China International Marine Containers Group Co., Ltd., Class H	115,660	217,345
#	China Isotope & Radiation Corp.	6,200	22,790
#	China Jinmao Holdings Group, Ltd.	1,218,000	461,428
	China Jushi Co., Ltd., Class A	44,800	124,054
	China Kepei Education Group, Ltd.	16,000	12,151
	China Lesso Group Holdings, Ltd.	267,000	671,614
	China Life Insurance Co., Ltd., Class H	518,000	1,050,063
	China Lilang, Ltd.	110,000	73,221
*	China Literature, Ltd.	66,400	691,533
*	China Logistics Property Holdings Co., Ltd.	77,000	43,768
	China Machinery Engineering Corp., Class H	264,000	118,119
*	China Medical & HealthCare Group, Ltd.	950,000	13,895
	China Medical System Holdings, Ltd.	519,000	1,198,751
	China Meheco Co., Ltd., Class A	21,300	42,159
	China Meidong Auto Holdings, Ltd.	94,000	468,742
	China Mengniu Dairy Co., Ltd.	489,000	2,617,175
	China Merchants Bank Co., Ltd., Class H	376,500	3,024,203
	China Merchants Energy Shipping Co., Ltd., Class A	32,000	24,225
	China Merchants Land, Ltd.	318,000	46,559
	China Merchants Port Holdings Co., Ltd.	354,000	566,348

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Merchants Securities Co., Ltd., Class H	49,140	$68,669
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	40,700	72,970
	China Minsheng Banking Corp., Ltd., Class H	864,000	442,727
	China Molybdenum Co., Ltd., Class H	822,000	555,226
	China National Accord Medicines Corp., Ltd., Class A	9,300	59,954
	China National Medicines Corp., Ltd., Class A	12,300	69,880
	China National Nuclear Power Co., Ltd., Class A	231,800	186,601
	China National Software & Service Co., Ltd., Class A	2,600	18,484
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	31,100	23,705
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	22,700	71,058
	China Oilfield Services, Ltd., Class H	512,000	467,811
	China Overseas Grand Oceans Group, Ltd.	331,000	210,832
	China Overseas Land & Investment, Ltd.	846,500	2,142,370
	China Pacific Insurance Group Co., Ltd., Class H	592,800	2,133,646
	China Publishing & Media Co., Ltd., Class A	22,400	24,795
	China Railway Group, Ltd., Class H	800,000	413,027
	China Railway Hi-tech Industry Co., Ltd., Class A	27,400	35,734
	China Railway Signal & Communication Corp., Ltd., Class H	357,000	141,705
*	China Rare Earth Holdings, Ltd.	256,000	28,234
	China Renaissance Holdings, Ltd.	28,200	90,599
	China Resources Beer Holdings Co., Ltd.	54,000	435,008
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	21,500	39,894
	China Resources Gas Group, Ltd.	246,000	1,331,002
	China Resources Land, Ltd.	664,000	3,108,895
	China Resources Medical Holdings Co., Ltd.	203,500	176,612
	China Resources Pharmaceutical Group, Ltd.	452,000	304,379
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	8,000	30,861
#	China Sanjiang Fine Chemicals Co., Ltd.	215,000	100,829
	China SCE Group Holdings, Ltd.	497,000	232,556
	China Science Publishing & Media, Ltd., Class A	7,400	10,736
*	China Shengmu Organic Milk, Ltd.	820,000	66,425
	China Shineway Pharmaceutical Group, Ltd.	71,000	51,153
*	China Shuifa Singyes Energy Holdings, Ltd.	73,000	10,695
*	China Silver Group, Ltd.	336,000	39,178
	China South City Holdings, Ltd.	878,000	92,498
	China South Publishing & Media Group Co., Ltd., Class A	41,000	64,607
	China State Construction Engineering Corp., Ltd., Class A	260,200	198,407
*	China Sunshine Paper Holdings Co., Ltd.	81,000	17,241
	China Suntien Green Energy Corp., Ltd., Class H	498,000	190,917
	China Taiping Insurance Holdings Co., Ltd.	578,600	1,071,038
	China Tian Lun Gas Holdings, Ltd.	55,500	56,051
*	China Tianying, Inc., Class A	55,800	35,927
	China Tourism Group Duty Free Corp., Ltd., Class A	9,341	448,262
	China Tower Corp., Ltd., Class H	13,184,000	1,896,500
	China Traditional Chinese Medicine Holdings Co., Ltd.	394,000	224,963
	China TransInfo Technology Co., Ltd., Class A	26,400	60,858
*	China Tungsten And Hightech Materials Co., Ltd., Class A	18,100	24,152
	China Union Holdings, Ltd., Class A	17,000	9,732
	China Vanke Co., Ltd., Class H	679,600	2,376,497
	China Vast Industrial Urban Development Co., Ltd.	85,000	33,107
#	China Water Affairs Group, Ltd.	152,000	123,243
	China West Construction Group Co., Ltd., Class A	13,700	17,700
*	China Wood Optimization Holding, Ltd.	84,000	9,733
	China Yangtze Power Co., Ltd., Class A	139,097	428,746
	China Yongda Automobiles Services Holdings, Ltd.	213,500	386,029
#*	China ZhengTong Auto Services Holdings, Ltd.	377,500	32,531
	China Zhenhua Group Science & Technology Co., Ltd., Class A	6,800	50,598
	China Zheshang Bank Co., Ltd., Class H	33,000	14,545

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	23,100	$10,372
#*	China Zhongwang Holdings, Ltd.	437,200	100,977
	Chinasoft International, Ltd.	778,000	871,418
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	34,600	59,013
	Chongqing Brewery Co., Ltd., Class A	6,149	149,113
*	Chongqing Changan Automobile Co., Ltd., Class A	20,000	50,551
	Chongqing Department Store Co., Ltd., Class A	5,700	28,329
	Chongqing Dima Industry Co., Ltd., Class A	50,600	21,248
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	15,200	42,453
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	14,300	87,944
	Chongqing Machinery & Electric Co., Ltd., Class H	150,000	10,194
	Chongqing Rural Commercial Bank Co., Ltd., Class H	609,000	258,072
	Chongqing Zhifei Biological Products Co., Ltd., Class A	11,300	391,951
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,000	17,885
	Chow Tai Seng Jewellery Co., Ltd., Class A	12,300	58,629
	CIFI Holdings Group Co., Ltd.	954,961	853,196
	CIMC Enric Holdings, Ltd.	154,000	133,489
	Cinda Real Estate Co., Ltd., Class A	34,100	19,104
	Cisen Pharmaceutical Co., Ltd., Class A	10,900	22,469
*	CITIC Guoan Information Industry Co., Ltd., Class A	127,200	39,252
	CITIC Securities Co., Ltd., Class H	157,000	377,514
*	Citychamp Watch & Jewellery Group, Ltd.	226,000	48,902
*	CMST Development Co., Ltd., Class A	33,200	27,151
	CNHTC Jinan Truck Co., Ltd., Class A	18,000	93,669
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	11,800	21,425
	COFCO Biotechnology Co., Ltd., Class A	47,800	66,967
*	Cogobuy Group	20,000	5,565
#	Colour Life Services Group Co., Ltd.	101,797	43,145
#	Comba Telecom Systems Holdings, Ltd.	104,000	26,809
	Concord New Energy Group, Ltd.	2,090,000	150,523
	Consun Pharmaceutical Group, Ltd.	51,000	30,022
	Contemporary Amperex Technology Co., Ltd., Class A	10,200	612,956
*	COSCO SHIPPING Holdings Co., Ltd., Class H	53,500	95,314
	COSCO SHIPPING International Hong Kong Co., Ltd.	214,000	73,989
	COSCO SHIPPING Ports, Ltd.	288,929	242,698
*	Cosmo Lady China Holdings Co., Ltd.	199,000	29,422
	Country Garden Holdings Co., Ltd.	2,277,029	2,706,905
	Country Garden Services Holdings Co., Ltd.	342,977	3,592,974
	CP Pokphand Co., Ltd.	950,000	119,623
	CPMC Holdings, Ltd.	269,000	152,326
	CQ Pharmaceutical Holding Co., Ltd., Class A	27,000	22,711
#	CSC Financial Co., Ltd., Class H	141,000	164,172
	CSG Holding Co., Ltd., Class A	44,710	61,680
	CSPC Pharmaceutical Group, Ltd.	2,085,200	2,573,842
	CSSC Science & Technology Co., Ltd., Class A	7,600	12,786
	CTS International Logistics Corp., Ltd., Class A	17,700	43,133
	D&O Home Collection Co., Ltd., Class A	6,500	18,745
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	13,800	71,320
	DaFa Properties Group, Ltd.	60,000	49,476
	Dali Foods Group Co., Ltd.	35,500	21,089
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	28,600	15,934
*	Dalian My Gym Education Technology Co., Ltd., Class A	21,000	19,343
	Daqin Railway Co., Ltd., Class A	60,100	63,843
	Dare Power Dekor Home Co., Ltd., Class A	7,000	14,869
	Dashang Co., Ltd., Class A	7,400	24,041
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	2,600	30,348
	Dawnrays Pharmaceutical Holdings, Ltd.	140,000	28,553
	Dazzle Fashion Co., Ltd., Class A	7,100	20,971
	DBG Technology Co., Ltd., Class A	7,300	12,236

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Deppon Logistics Co., Ltd., Class A	5,500	$10,500
#	Dexin China Holdings Co., Ltd.	131,000	51,132
	DHC Software Co., Ltd., Class A	56,800	59,822
	Dian Diagnostics Group Co., Ltd., Class A	17,100	102,645
#*	Differ Group Holding Co., Ltd.	352,000	42,542
	Digital China Group Co., Ltd., Class A	11,648	30,311
	Digital China Holdings, Ltd.	255,000	190,671
	Digital China Information Service Co., Ltd., Class A	17,500	36,963
	Dong-E-E-Jiao Co., Ltd., Class A	7,500	41,110
	Dongfang Electric Corp., Ltd., Class H	102,000	85,405
	Dongfang Electronics Co., Ltd., Class A	28,400	20,256
	Dongxing Securities Co., Ltd., Class A	32,735	52,001
*	Doushen Beijing Education & Technology, Inc., Class A	13,200	14,774
*	DouYu International Holdings, Ltd., ADR	21,250	193,587
	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	42,530
	East Money Information Co., Ltd., Class A	15,900	78,829
*	Easysight Supply Chain Management Co., Ltd., Class A	11,400	10,416
	E-House China Enterprise Holdings, Ltd.	45,000	48,630
	Electric Connector Technology Co., Ltd., Class A	4,000	26,245
	Elion Energy Co., Ltd., Class A	67,400	32,648
	ENN Energy Holdings, Ltd.	215,500	3,677,415
	ENN Natural Gas Co., Ltd., Class A	27,526	74,410
	Eoptolink Technology, Inc., Ltd., Class A	5,400	32,132
	Essex Bio-technology, Ltd.	88,000	63,427
*	Estun Automation Co., Ltd., Class A	4,200	20,818
	Eternal Asia Supply Chain Management, Ltd., Class A	49,600	39,006
	Eve Energy Co., Ltd., Class A	4,200	57,191
	Everbright Securities Co., Ltd., Class H	38,000	29,783
*	EverChina International Holdings Co., Ltd.	425,000	10,127
*	Fang Holdings, Ltd., ADR	751	8,860
*	Fangda Carbon New Material Co., Ltd., Class A	44,220	60,574
*	Fangda Special Steel Technology Co., Ltd., Class A	58,110	81,995
#	Fanhua, Inc., Sponsored ADR	11,791	157,410
#	Fantasia Holdings Group Co., Ltd.	384,000	49,271
#	Far East Horizon, Ltd.	530,000	607,729
*	FAW Jiefang Group Co., Ltd.	30,600	52,185
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	10,000	27,524
*	FIH Mobile, Ltd.	191,000	26,964
	Financial Street Holdings Co., Ltd., Class A	51,600	49,352
	FinVolution Group, ADR	7,659	51,392
	First Capital Securities Co., Ltd., Class A	38,800	39,037
#*	First Tractor Co., Ltd., Class H	64,000	31,052
#	Flat Glass Group Co., Ltd., Class H	104,000	319,434
	Focus Media Information Technology Co., Ltd., Class A	108,600	180,377
*	Focused Photonics Hangzhou, Inc., Class A	9,510	16,434
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	15,435	402,938
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	11,400	15,334
*	Founder Securities Co., Ltd., Class A	49,800	70,716
	Fu Shou Yuan International Group, Ltd.	139,000	150,260
	Fuan Pharmaceutical Group Co., Ltd., Class A	25,500	17,191
	Fujian Longking Co., Ltd., Class A	16,500	21,584
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	8,100	20,323
	Fujian Star-net Communication Co., Ltd., Class A	7,000	20,268
*	Fullshare Holdings, Ltd.	2,435,000	51,101
	Fusen Pharmaceutical Co., Ltd.	29,000	17,489
#*	Futu Holdings, Ltd., ADR	3,569	530,996
	Fuyao Glass Industry Group Co., Ltd., Class H	64,400	372,841
	Ganfeng Lithium Co., Ltd., Class H	9,800	131,279
	Gansu Shangfeng Cement Co., Ltd., Class A	25,200	75,045

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	G-bits Network Technology Xiamen Co., Ltd., Class A	1,500	$105,916
*	GCL New Energy Holdings, Ltd.	2,122,000	62,084
*	GCL System Integration Technology Co., Ltd., Class A	26,900	12,880
#*	GCL-Poly Energy Holdings, Ltd.	3,872,000	986,973
#*	GDS Holdings, Ltd., ADR	8,073	669,817
	Geely Automobile Holdings, Ltd.	1,017,000	2,648,971
	GEM Co., Ltd., Class A	49,500	75,976
	Gemdale Corp., Class A	39,100	70,873
	Gemdale Properties & Investment Corp., Ltd.	1,304,000	182,955
	Genertec Universal Medical Group Co., Ltd.	371,500	308,905
	Genimous Technology Co., Ltd., Class A	36,800	34,524
	Getein Biotech, Inc., Class A	4,700	25,213
	GF Securities Co., Ltd., Class H	231,000	333,838
	Giant Network Group Co., Ltd., Class A	17,700	37,417
	Gigadevice Semiconductor Beijing, Inc., Class A	1,400	41,586
*	Global Top E-Commerce Co., Ltd., Class A	20,000	10,830
*	Glorious Property Holdings, Ltd.	323,000	10,061
	GoerTek, Inc., Class A	15,200	88,047
	Goldcard Smart Group Co., Ltd.	5,100	8,456
	Golden Eagle Retail Group, Ltd.	29,000	26,071
	GoldenHome Living Co., Ltd., Class A	2,600	25,484
	Goldlion Holdings, Ltd.	56,000	13,376
	Goldpac Group, Ltd.	61,000	14,999
#*	GOME Retail Holdings, Ltd.	804,000	131,492
*	Gosuncn Technology Group Co., Ltd., Class A	25,200	17,772
*	Gotion High-tech Co., Ltd., Class A	5,400	28,847
*	Grand Baoxin Auto Group, Ltd.	220,500	22,356
	Grandblue Environment Co., Ltd., Class A	10,000	36,654
	Grandjoy Holdings Group Co., Ltd., Class A	70,700	39,821
	Great Wall Motor Co., Ltd., Class H	482,000	1,196,600
	Greattown Holdings, Ltd., Class A	55,700	31,137
	Greatview Aseptic Packaging Co., Ltd.	276,000	136,366
	Gree Electric Appliances, Inc., Class A	19,917	183,824
*	Gree Real Estate Co., Ltd., Class A	39,000	40,454
	Greenland Holdings Corp., Ltd., Class A	13,700	11,964
	Greenland Hong Kong Holdings, Ltd.	234,000	81,351
#	Greentown China Holdings, Ltd.	317,000	380,323
	Greentown Service Group Co., Ltd.	366,000	581,831
	GRG Banking Equipment Co., Ltd., Class A	21,600	42,963
	Grinm Advanced Materials Co., Ltd., Class A	10,100	18,101
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,700	21,315
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	15,200	15,744
	Guangdong Haid Group Co., Ltd., Class A	3,900	50,155
*	Guangdong HEC Technology Holding Co., Ltd., Class A	49,200	35,613
	Guangdong Hongda Blasting Co., Ltd., Class A	15,600	66,865
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	18,029
	Guangdong Investment, Ltd.	262,000	403,382
	Guangdong Provincial Expressway Development Co., Ltd., Class A	13,700	15,467
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	21,500	18,943
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	11,700	67,471
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	14,700	19,931
	Guangshen Railway Co., Ltd., Class H	192,000	38,503
	Guangxi Liugong Machinery Co., Ltd., Class A	36,800	54,340
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	9,500	33,203
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	46,200	21,243
	Guangzhou Automobile Group Co., Ltd., Class H	270,800	231,018
	Guangzhou Baiyun International Airport Co., Ltd., Class A	31,500	59,084
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	62,000	166,865
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,000	35,212

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	4,600	$102,043
	Guangzhou R&F Properties Co., Ltd., Class H	458,800	585,580
	Guangzhou Restaurant Group Co., Ltd., Class A	3,500	21,205
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	4,600	94,557
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	8,840	91,569
	Guangzhou Wondfo Biotech Co., Ltd., Class A	5,627	88,021
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	9,900	19,629
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	18,700	23,631
	Guizhou Gas Group Corp., Ltd., Class A	12,200	17,213
	Guizhou Space Appliance Co., Ltd., Class A	5,800	39,512
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	30,100	49,589
	Guomai Technologies, Inc., Class A	11,900	10,855
	Guorui Properties, Ltd.	222,000	11,435
	Guosen Securities Co., Ltd., Class A	27,640	44,731
*	Guosheng Financial Holding, Inc., Class A	13,600	22,378
	Guotai Junan Securities Co., Ltd., Class H	66,200	93,989
	Guoyuan Securities Co., Ltd., Class A	37,310	44,200
*	Haichang Ocean Park Holdings, Ltd.	255,000	22,930
	Haier Smart Home Co., Ltd., Class A	36,800	187,881
*	Haier Smart Home Co., Ltd., Class H	534,399	2,298,170
*	Hailiang Education Group, Inc., ADR	1,121	55,400
*	Hainan Meilan International Airport Co., Ltd., Class H	26,000	110,049
*	Hainan Ruize New Building Material Co., Ltd., Class A	24,800	20,116
	Haisco Pharmaceutical Group Co., Ltd., Class A	6,200	25,248
	Haitian International Holdings, Ltd.	139,000	565,534
	Haitong Securities Co., Ltd., Class H	314,800	281,519
*	Hand Enterprise Solutions Co., Ltd., Class A	8,800	8,727
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	6,300	37,186
	Hangcha Group Co., Ltd., Class A	18,400	59,319
	Hangjin Technology Co., Ltd., Class A	12,400	41,836
	Hangxiao Steel Structure Co., Ltd., Class A	31,000	17,468
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	47,100	32,025
	Hangzhou Century Co., Ltd., Class A	16,300	16,509
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	18,000	95,243
	Hangzhou Robam Appliances Co., Ltd., Class A	13,000	76,893
	Hangzhou Silan Microelectronics Co., Ltd., Class A	8,900	49,313
	Hangzhou Tigermed Consulting Co., Ltd., Class A	2,200	52,965
*	Hangzhou Tigermed Consulting Co., Ltd., Class H	15,200	297,847
	Han’s Laser Technology Industry Group Co., Ltd., Class A	12,900	79,722
	Harbin Bank Co., Ltd., Class H	201,000	25,500
	Harbin Boshi Automation Co., Ltd., Class A	11,300	23,439
*	Harbin Electric Co., Ltd., Class H	160,000	46,857
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	48,300	20,362
	HBIS Resources Co., Ltd., Class A	8,900	30,326
*	HC Group, Inc.	73,000	10,174
	Health and Happiness H&H International Holdings, Ltd.	78,500	282,632
	Hebei Changshan Biochemical Pharmaceutical Co., Ltd., Class A	21,900	25,799
	Hebei Chengde Lolo Co., Class A	40,100	41,899
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	8,900	30,793
	Hefei Meiya Optoelectronic Technology, Inc., Class A	10,200	75,536
	Heilongjiang Agriculture Co., Ltd., Class A	10,100	23,593
	Henan Lingrui Pharmaceutical Co., Class A	8,000	12,061
	Henan Pinggao Electric Co., Ltd., Class A	29,800	27,114
	Henan Yuguang Gold & Lead Co., Ltd., Class A	27,100	23,080
	Henan Zhongyuan Expressway Co., Ltd., Class A	41,000	21,596
	Henderson Investment, Ltd.	369,000	19,239
*	Hengdeli Holdings, Ltd.	372,000	14,343
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	23,359	48,679
	Hengli Petrochemical Co., Ltd.,, Class A	44,200	201,570

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hengtong Optic-electric Co., Ltd., Class A	41,400	$73,893
	Hengyi Petrochemical Co., Ltd., Class A	56,134	113,693
*	Hesteel Co., Ltd., Class A	100,275	39,457
	Hexing Electrical Co., Ltd., Class A	10,500	19,490
*	Hi Sun Technology China, Ltd.	555,000	104,515
	Hisense Home Appliances Group Co., Ltd., Class H	71,000	119,408
	Hithink RoyalFlush Information Network Co., Ltd., Class A	2,800	46,817
	HKC Holdings, Ltd.	12,000	12,235
	Hongda Xingye Co., Ltd., Class A	35,600	20,697
	Hongfa Technology Co., Ltd., Class A	12,200	104,969
*	Honghua Group, Ltd.	1,048,000	32,779
	Honworld Group, Ltd.	22,500	8,893
	Hope Education Group Co., Ltd.	244,000	82,030
	Hopson Development Holdings, Ltd.	182,000	713,784
	Huaan Securities Co., Ltd., Class A	51,600	48,438
	Huadong Medicine Co., Ltd., Class A	26,200	212,074
	Huafa Industrial Co., Ltd. Zhuhai, Class A	41,600	40,371
	Huafon Chemical Co., Ltd., Class A	51,500	101,596
	Huafon Microfibre Shanghai Technology Co., Ltd.	44,308	36,934
	Huafu Fashion Co., Ltd., Class A	29,500	26,622
	Huagong Tech Co., Ltd., Class A	13,600	42,309
	Hualan Biological Engineering, Inc., Class A	18,900	122,490
*	Huanxi Media Group, Ltd.	200,000	61,470
	Huapont Life Sciences Co., Ltd., Class A	52,633	52,545
	Huatai Securities Co., Ltd., Class H	82,400	117,579
	Huaxi Securities Co., Ltd., Class A	35,340	50,886
	Huaxia Bank Co., Ltd., Class A	61,108	58,891
	Huayu Automotive Systems Co., Ltd., Class A	15,400	62,237
	Huazhong In-Vehicle Holdings Co., Ltd.	80,000	24,725
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	76,600	45,113
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	15,600	46,453
*	Hubei Kaile Science & Technology Co., Ltd., Class A	20,500	26,015
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	21,900	45,378
	Huishang Bank Corp., Ltd., Class H	60,000	19,765
	Hunan Aihua Group Co., Ltd., Class A	2,800	12,564
	Hunan Gold Corp., Ltd., Class A	17,500	21,234
	Hunan Valin Steel Co., Ltd., Class A	49,700	60,163
	Hundsun Technologies, Inc., Class A	6,310	89,234
#*	HUYA, Inc., ADR	13,179	232,214
*	Hytera Communications Corp., Ltd., Class A	32,700	25,091
*	iDreamSky Technology Holdings, Ltd.	86,400	40,516
	Iflytek Co., Ltd., Class A	11,350	88,982
	IMAX China Holding, Inc.	28,200	66,411
#	Industrial & Commercial Bank of China, Ltd., Class H	9,887,000	6,415,590
	Industrial Bank Co., Ltd., Class A	71,400	239,412
	Industrial Securities Co., Ltd., Class A	49,540	69,404
	Infore Environment Technology Group Co., Ltd., Class A	24,700	30,042
*	Inke, Ltd.	116,000	37,636
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	123,200	27,941
	Inner Mongolia First Machinery Group Co., Ltd., Class A	20,700	33,099
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	33,177	209,122
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	68,100	31,459
*	Innovent Biologics, Inc.	73,000	791,816
	Inspur Electronic Information Industry Co., Ltd., Class A	8,400	34,925
*	Inspur International, Ltd.	110,000	35,916
	Inspur Software Co., Ltd., Class A	8,100	15,180
	IReader Technology Co., Ltd., Class A	3,300	14,664
*	IRICO Group New Energy Co., Ltd., Class H	3,700	12,703
	Jafron Biomedical Co., Ltd., Class A	8,500	126,349

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jason Furniture Hangzhou Co., Ltd., Class A	2,300	$28,464
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	8,300	10,078
*	JD.com, Inc., ADR	32,484	2,512,962
	Jiajiayue Group Co., Ltd., Class A	9,900	26,634
	Jiangling Motors Corp., Ltd., Class A	11,000	40,617
	Jiangnan Group, Ltd.	1,124,000	55,625
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	66,200	24,286
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	21,200	22,699
	Jiangsu Eastern Shenghong Co., Ltd., Class A	44,611	103,471
	Jiangsu Expressway Co., Ltd., Class H	380,000	447,236
	Jiangsu Guotai International Group Co., Ltd., Class A	53,000	53,234
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	8,575	113,567
	Jiangsu Hengrui Medicine Co., Ltd., Class A	27,140	351,555
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,640	46,144
*	Jiangsu Hoperun Software Co., Ltd., Class A	14,500	21,365
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	8,600	13,837
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	9,200	75,717
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	16,300	16,021
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	16,100	39,400
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	12,000	18,925
	Jiangsu Shagang Co., Ltd., Class A	11,400	17,313
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	8,800	260,988
	Jiangsu Yangnong Chemical Co., Ltd., Class A	6,800	117,395
	Jiangsu Yoke Technology Co., Ltd., Class A	2,300	20,900
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	19,792	97,001
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	25,000	21,121
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	64,400	70,307
	Jiangsu Zhongtian Technology Co., Ltd., Class A	45,100	71,070
	Jiangxi Copper Co., Ltd., Class H	276,000	669,949
	Jiangxi Wannianqing Cement Co., Ltd., Class A	9,700	19,875
	Jiangzhong Pharmaceutical Co., Ltd., Class A	13,100	22,364
	Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	16,100	18,946
	Jiayou International Logistics Co., Ltd., Class A	5,300	18,318
	Jiayuan International Group, Ltd.	105,391	48,512
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	16,863	39,590
	Jinduicheng Molybdenum Co., Ltd., Class A	31,100	27,648
	Jingrui Holdings, Ltd.	152,000	44,287
	Jinke Properties Group Co., Ltd., Class A	32,400	32,974
#*	JinkoSolar Holding Co., Ltd., ADR	9,307	343,987
	Jinyu Bio-Technology Co., Ltd., Class A	15,300	51,452
	Jinyuan EP Co., Ltd., Class A	18,600	19,742
	JiuGui Liquor Co., Ltd., Class A	2,000	61,093
	Jiuzhitang Co., Ltd., Class A	17,600	23,552
	JL Mag Rare-Earth Co., Ltd., Class A	3,400	19,040
	JNBY Design, Ltd.	54,000	104,056
	Joinn Laboratories China Co., Ltd., Class A	1,700	39,938
*	Jointown Pharmaceutical Group Co., Ltd., Class A	37,900	99,159
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	7,300	52,533
	Joyoung Co., Ltd., Class A	19,750	96,908
#	JOYY, Inc., ADR	18,993	1,805,475
	JSTI Group, Class A	24,900	21,260
	Ju Teng International Holdings, Ltd.	216,000	57,914
	Jutal Offshore Oil Services, Ltd.	72,000	10,777
#	Kaisa Group Holdings, Ltd.	979,428	425,100
	Kaiser China Cultural Co., Ltd., Class A	19,500	25,988
*	Kangda International Environmental Co., Ltd.	68,000	6,046
#*	Kasen International Holdings, Ltd.	131,000	15,285
	Kingdee International Software Group Co., Ltd.	173,000	569,717
	Kingsoft Corp., Ltd.	204,000	1,439,349

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Konfoong Materials International Co., Ltd., Class A	2,900	$18,071
	Konka Group Co., Ltd., Class A	20,600	20,446
	KPC Pharmaceuticals, Inc., Class A	15,500	22,321
*	Kuang-Chi Technologies Co., Ltd., Class A	8,100	23,394
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	12,200	16,610
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,600	11,624
	Kweichow Moutai Co., Ltd., Class A	7,800	2,409,744
	KWG Group Holdings, Ltd.	537,000	860,287
*	KWG Living Group Holdings, Ltd.	268,500	275,163
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	19,500	19,357
	Lao Feng Xiang Co., Ltd., Class A	4,800	40,894
	Laobaixing Pharmacy Chain JSC, Class A	8,300	68,654
*	Launch Tech Co., Ltd., Class H	20,500	10,539
	Lee & Man Chemical Co., Ltd.	48,000	25,598
	Lee & Man Paper Manufacturing, Ltd.	139,000	120,859
	Lee’s Pharmaceutical Holdings, Ltd.	56,000	34,553
	Legend Holdings Corp., Class H	175,200	286,462
	Lenovo Group, Ltd.	2,962,000	4,047,140
	Lens Technology Co., Ltd., Class A	35,000	140,565
	Leo Group Co., Ltd., Class A	137,537	52,188
	Lepu Medical Technology Beijing Co., Ltd., Class A	24,500	121,194
#*	LexinFintech Holdings, Ltd., ADR	23,815	216,478
	Leyard Optoelectronic Co., Ltd., Class A	55,500	61,261
	Li Ning Co., Ltd.	742,000	6,021,836
	LianChuang Electronic Technology Co., Ltd., Class A	24,760	42,302
*	Lianhua Supermarket Holdings Co., Ltd., Class H	123,000	18,329
	Liaoning Cheng Da Co., Ltd., Class A	19,200	66,778
	Liaoning Port Co., Ltd., Class H	236,000	25,212
	Lier Chemical Co., Ltd., Class A	12,000	44,362
*	Lifetech Scientific Corp.	738,000	397,908
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	31,200	13,864
	Lingyi iTech Guangdong Co., Class A	58,400	74,073
	Lionco Pharmaceutical Group Co., Ltd., Class A	16,200	23,190
	LK Technology Holdings, Ltd.	10,000	15,376
	Logan Group Co., Ltd.	556,000	883,183
	Loncin Motor Co., Ltd., Class A	22,800	11,784
	Long Yuan Construction Group Co., Ltd., Class A	42,900	32,597
	Longfor Group Holdings, Ltd.	213,000	1,323,043
	Longhua Technology Group Luoyang Co., Ltd., Class A	21,000	19,660
	LONGi Green Energy Technology Co., Ltd., Class A	24,200	369,172
	Longshine Technology Group Co., Ltd., Class A	15,600	39,471
	Lonking Holdings, Ltd.	620,000	262,883
*	Luoyang Glass Co., Ltd., Class H	12,000	9,559
	Luxi Chemical Group Co., Ltd., Class A	20,100	47,573
	Luxshare Precision Industry Co., Ltd., Class A	47,354	269,104
#	Luye Pharma Group, Ltd.	274,000	165,831
	Luzhou Laojiao Co., Ltd., Class A	10,400	408,689
	LVGEM China Real Estate Investment Co., Ltd.	156,000	44,282
	Maccura Biotechnology Co., Ltd., Class A	9,800	71,859
	Mango Excellent Media Co., Ltd., Class A	10,505	110,072
*	Markor International Home Furnishings Co., Ltd., Class A	25,400	21,040
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	7,100	21,236
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	21,700	41,135
*	Meitu, Inc.	423,500	131,461
*	Meituan, Class B	230,400	8,818,395
	Metallurgical Corp. of China, Ltd., Class H	473,000	111,131
	Microport Scientific Corp.	44,000	317,280
	Midea Group Co., Ltd., Class A	82,900	1,023,877
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	800	14,650

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ming Yang Smart Energy Group, Ltd., Class A	18,900	$51,501
	Minmetals Land, Ltd.	296,000	31,865
	Misho Ecology & Landscape Co., Ltd., Class A	8,800	5,841
	MLS Co., Ltd., Class A	25,996	52,461
*	MMG, Ltd.	748,000	483,216
	MOBI Development Co., Ltd.	145,000	10,438
#*	Mobvista, Inc.	91,000	104,218
	Modern Land China Co., Ltd.	252,000	26,205
*	MOGU, Inc., ADR	10,901	17,333
	Momo, Inc., Sponsored ADR	57,748	846,586
*	Montnets Cloud Technology Group Co., Ltd., Class A	7,200	15,873
*	Myhome Real Estate Development Group Co., Ltd., Class A	38,000	10,499
	MYS Group Co., Ltd., Class A	30,100	16,767
	NanJi E-Commerce Co., Ltd., Class A	47,354	58,908
	Nanjing Hanrui Cobalt Co., Ltd., Class A	5,000	56,379
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	13,300	94,450
*	Nanjing Sample Technology Co., Ltd., Class H	64,000	38,560
	Nanjing Securities Co., Ltd., Class A	17,600	26,624
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	9,200	14,547
	NARI Technology Co., Ltd., Class A	39,100	192,555
	NAURA Technology Group Co., Ltd., Class A	1,000	25,427
	NavInfo Co., Ltd., Class A	15,700	34,379
	NetDragon Websoft Holdings, Ltd.	60,000	167,724
	NetEase, Inc., ADR	35,089	3,932,073
	New China Life Insurance Co., Ltd., Class H	289,100	1,110,639
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	80,940	1,235,144
	Newland Digital Technology Co., Ltd., Class A	13,900	29,913
	Nexteer Automotive Group, Ltd.	123,000	137,901
	Ninestar Corp., Class A	20,300	79,313
	Ningbo Huaxiang Electronic Co., Ltd., Class A	8,076	21,574
	Ningbo Joyson Electronic Corp., Class A	12,900	36,113
	Ningbo Orient Wires & Cables Co., Ltd., Class A	6,800	23,749
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	18,100	21,506
	Ningbo Zhoushan Port Co., Ltd., Class A	33,800	20,657
*	NIO, Inc., ADR	124,118	4,944,861
*	Niu Technologies, Sponsored ADR	7,774	290,437
*	Noah Holdings, Ltd., Sponsored ADR	1,135	49,997
	Norinco International Cooperation, Ltd., Class A	18,700	22,213
	North Huajin Chemical Industries Co., Ltd., Class A	46,290	44,611
	Northeast Securities Co., Ltd., Class A	28,700	36,376
	NSFOCUS Technologies Group Co., Ltd., Class A	10,900	25,461
#*	NVC International Holdings, Ltd.	569,000	14,199
	Oceanwide Holdings Co., Ltd., Class A	44,300	18,782
	Offcn Education Technology Co., Ltd., Class A	5,600	21,986
	Offshore Oil Engineering Co., Ltd., Class A	89,959	60,282
	OFILM Group Co., Ltd., Class A	40,900	53,359
	Opple Lighting Co., Ltd., Class A	8,200	38,004
	ORG Technology Co., Ltd., Class A	78,900	68,014
*	Orient Group, Inc., Class A	53,900	27,801
	Orient Securities Co., Ltd., Class H	100,400	63,673
	Oriental Pearl Group Co., Ltd., Class A	21,500	29,219
*	Ourpalm Co., Ltd., Class A	86,800	56,452
	Ovctek China, Inc., Class A	5,400	96,633
	Overseas Chinese Town Asia Holdings, Ltd.	64,000	13,415
	Pacific Online, Ltd.	58,000	14,528
*	Pacific Securities Co., Ltd. (The), Class A	76,500	43,767
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	68,600	23,583
	PAX Global Technology, Ltd.	294,000	325,335
	PCI-Suntek Technology Co., Ltd., Class A	52,500	51,245

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	People’s Insurance Co. Group of China, Ltd. (The), Class H	730,000	$249,551
	Perfect World Co., Ltd., Class A	9,600	31,511
	PharmaBlock Sciences Nanjing, Inc., Class A	1,560	34,595
*	Phoenix Media Investment Holdings, Ltd.	112,000	11,512
	PICC Property & Casualty Co., Ltd., Class H	2,717,000	2,659,915
*	Pinduoduo, Inc., ADR	12,242	1,639,571
	Ping An Bank Co., Ltd., Class A	122,200	438,904
#*	Ping An Healthcare and Technology Co., Ltd.	44,000	513,385
	Ping An Insurance Group Co. of China, Ltd., Class H	628,500	6,852,073
*	Polaris Bay Group Co., Ltd., Class A	21,300	30,442
	Poly Developments and Holdings Group Co., Ltd., Class A	51,900	111,984
	Poly Property Group Co., Ltd.	491,000	140,129
	Postal Savings Bank of China Co., Ltd., Class H	1,004,000	651,161
*	Pou Sheng International Holdings, Ltd.	444,000	107,898
	Power Construction Corp. of China, Ltd., Class A	34,500	20,331
	Powerlong Real Estate Holdings, Ltd.	381,000	400,535
	Proya Cosmetics Co., Ltd., Class A	3,272	92,126
	PW Medtech Group, Ltd.	171,000	14,494
	Q Technology Group Co., Ltd.	127,000	253,078
	Qianhe Condiment and Food Co., Ltd., Class A	9,100	46,140
	Qingdao East Steel Tower Stock Co., Ltd., Class A	12,300	13,346
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	10,300	20,298
	Qingdao Gon Technology Co., Ltd., Class A	8,200	33,795
	Qingdao Hanhe Cable Co., Ltd., Class A	50,500	28,762
	Qingdao Port International Co., Ltd., Class H	49,000	30,134
	Qingdao TGOOD Electric Co., Ltd., Class A	13,000	50,439
	Qingling Motors Co., Ltd., Class H	198,000	46,034
	Qinhuangdao Port Co., Ltd., Class H	84,000	14,564
#*	Qudian, Inc., Sponsored ADR	26,628	54,587
	Rainbow Digital Commercial Co., Ltd., Class A	13,600	14,519
	Raisecom Technology Co., Ltd., Class A	8,200	10,231
*	Realcan Pharmaceutical Group Co., Ltd., Class A	55,200	36,891
#	Redco Properties Group, Ltd.	274,000	99,163
	Redsun Properties Group, Ltd.	191,000	63,835
	Renhe Pharmacy Co., Ltd., Class A	22,100	31,042
*	RISE Education Cayman, Ltd., ADR	2,654	8,971
	RiseSun Real Estate Development Co., Ltd., Class A	85,700	81,458
	Road King Infrastructure, Ltd.	72,000	95,677
	Rongsheng Petro Chemical Co., Ltd., Class A	21,400	93,327
	Ronshine China Holdings, Ltd.	233,000	162,548
	Runjian Co., Ltd., Class A	4,700	16,857
*	RYB Education, Inc., ADR	2,700	7,722
	SAIC Motor Corp, Ltd., Class A	37,400	115,880
	Sailun Group Co., Ltd., Class A	33,820	52,629
	Sanan Optoelectronics Co., Ltd., Class A	12,800	49,391
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	30,600	14,964
	Sangfor Technologies, Inc., Class A	1,200	50,575
	Sany Heavy Equipment International Holdings Co., Ltd.	292,000	353,707
	Sany Heavy Industry Co., Ltd., Class A	67,650	321,275
*	Saurer Intelligent Technology Co., Ltd., Class A	14,600	6,924
	Sealand Securities Co., Ltd., Class A	81,500	52,889
	Seazen Group, Ltd.	342,000	364,514
	Seazen Holdings Co., Ltd. , Class A	34,226	237,762
*	Secoo Holding, Ltd., ADR	5,685	13,928
	S-Enjoy Service Group Co., Ltd.	32,000	104,444
	SF Holding Co., Ltd., Class A	22,400	221,581
	SG Micro Corp., Class A	800	32,336
	Shaan Xi Provincial Natural Gas Co., Ltd., Class A	21,800	22,114
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	23,600	83,175

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Shandong Chenming Paper Holdings, Ltd., Class H	114,000	$98,614
#	Shandong Gold Mining Co., Ltd., Class H	118,500	216,391
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	17,100	79,341
	Shandong Hi-speed Co., Ltd., Class A	19,400	20,964
	Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	23,000	18,209
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	20,900	125,539
	Shandong Humon Smelting Co., Ltd., Class A	10,600	19,731
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	6,400	23,730
	Shandong Linglong Tyre Co., Ltd., Class A	8,500	72,833
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	44,000	17,977
	Shandong Nanshan Aluminum Co., Ltd., Class A	61,600	36,231
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,800	20,783
	Shandong Publishing & Media Co., Ltd., Class A	13,900	13,204
	Shandong Sinocera Functional Material Co., Ltd., Class A	12,300	93,688
	Shandong Sun Paper Industry JSC, Ltd., Class A	13,800	34,068
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	340,000	761,184
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	32,000	19,803
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	109,100	30,965
	Shanghai AtHub Co., Ltd., Class A	3,220	15,283
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	8,400	160,886
	Shanghai Baosight Software Co., Ltd., Class A	10,200	99,629
	Shanghai Belling Co., Ltd., Class A	9,900	26,323
	Shanghai Dazhong Public Utilities Group Co., Ltd., Class H	38,000	10,522
	Shanghai East China Computer Co., Ltd., Class A	4,100	16,353
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	6,600	29,241
#*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	30,000	39,949
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	82,000	52,484
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	2,000	20,879
#	Shanghai Haohai Biological Technology Co., Ltd., Class H	2,800	25,772
	Shanghai Industrial Development Co., Ltd., Class A	26,600	19,281
	Shanghai Industrial Holdings, Ltd.	118,000	182,284
	Shanghai Industrial Urban Development Group, Ltd.	364,600	37,483
	Shanghai International Airport Co., Ltd., Class A	4,600	34,854
	Shanghai International Port Group Co., Ltd., Class A	37,700	26,929
	Shanghai Jahwa United Co., Ltd., Class A	9,800	89,091
	Shanghai Jin Jiang Capital Co., Ltd., Class H	188,000	40,515
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	13,900	26,233
*	Shanghai Junshi Biosciences Co., Ltd., Class H	3,600	37,365
	Shanghai Kinetic Medical Co., Ltd., Class A	13,700	23,665
	Shanghai Lingang Holdings Corp., Ltd., Class A	3,900	12,395
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	19,648	33,015
	Shanghai M&G Stationery Inc, Class A	4,900	69,042
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	21,300	60,929
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	190,700	433,665
	Shanghai Pudong Construction Co., Ltd., Class A	22,700	21,730
	Shanghai Pudong Development Bank Co., Ltd., Class A	79,600	123,479
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	6,440	80,373
	Shanghai RAAS Blood Products Co., Ltd., Class A	42,700	52,653
	Shanghai Shimao Co., Ltd., Class A	53,201	34,334
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	14,400	24,543
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	4,500	24,692
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,300	26,118
	Shanghai Tunnel Engineering Co., Ltd., Class A	46,400	37,743
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	18,600	40,249
*	Shanghai Wanye Enterprises Co., Ltd., Class A	6,600	14,614
	Shanghai Weaver Network Co., Ltd., Class A	1,800	23,352
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	25,300	45,908
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	7,000	19,614
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	33,900	24,895

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Coking Co., Ltd., Class A	21,800	$21,614
	Shanxi Securities Co., Ltd., Class A	47,230	48,724
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	38,500	37,832
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	4,600	289,897
*	Shanying International Holding Co., Ltd., Class A	48,000	25,466
	Shede Spirits Co., Ltd., Class A	5,100	99,724
#	Sheng Ye Capital, Ltd.	40,000	31,517
	Shengda Resources Co., Ltd., Class A	21,100	44,181
*	Shenghe Resources Holding Co., Ltd., Class A	27,200	69,235
*	Shengjing Bank Co., Ltd., Class H	59,000	53,513
	Shengyi Technology Co., Ltd., Class A	25,500	91,660
	Shennan Circuits Co., Ltd., Class A	2,200	26,917
	Shenwan Hongyuan Group Co., Ltd., Class H	212,000	57,779
	Shenzhen Agricultural Products Group Co., Ltd., Class A	23,800	20,270
	Shenzhen Airport Co., Ltd., Class A	45,500	59,845
	Shenzhen Aisidi Co., Ltd., Class A	15,700	18,690
	Shenzhen Anche Technologies Co., Ltd., Class A	2,700	13,903
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	28,900	13,834
	Shenzhen Capchem Technology Co., Ltd., Class A	6,700	79,417
	Shenzhen Center Power Tech Co., Ltd., Class A	3,600	8,337
	Shenzhen Comix Group Co., Ltd., Class A	12,300	24,255
	Shenzhen Das Intellitech Co., Ltd., Class A	35,800	19,450
	Shenzhen Desay Battery Technology Co., Class A	4,400	48,422
	Shenzhen Ellassay Fashion Co., Ltd., Class A	10,300	23,849
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	13,900	41,750
	Shenzhen Expressway Co., Ltd., Class H	172,000	178,055
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	26,000	36,597
	Shenzhen FRD Science & Technology Co., Ltd.	2,600	5,806
	Shenzhen Gas Corp., Ltd., Class A	37,900	40,978
	Shenzhen Gongjin Electronics Co., Ltd., Class A	11,100	14,809
	Shenzhen Goodix Technology Co., Ltd., Class A	6,100	106,952
	Shenzhen Grandland Group Co., Ltd., Class A	41,000	16,258
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	15,200	49,117
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	11,600	28,992
	Shenzhen Inovance Technology Co., Ltd., Class A	7,500	103,197
	Shenzhen International Holdings, Ltd.	298,247	495,748
	Shenzhen Investment, Ltd.	899,174	329,010
	Shenzhen Kaifa Technology Co., Ltd., Class A	19,300	51,280
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	3,200	89,000
	Shenzhen Kinwong Electronic Co., Ltd., Class A	12,200	52,725
	Shenzhen Megmeet Electrical Co., Ltd., Class A	4,000	20,905
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,100	509,663
*	Shenzhen MTC Co., Ltd., Class A	40,800	36,456
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	66,300	34,808
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	61,900	88,897
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	10,300	58,149
	Shenzhen SC New Energy Technology Corp., Class A	1,945	32,972
	Shenzhen SDG Information Co., Ltd., Class A	26,700	29,227
	Shenzhen Sinovatio Technology Co., Ltd., Class A	1,760	10,704
	Shenzhen Sunline Tech Co., Ltd., Class A	14,400	39,493
	Shenzhen Sunlord Electronics Co., Ltd., Class A	10,900	57,361
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	12,000	21,867
	Shenzhen Sunway Communication Co., Ltd., Class A	17,400	75,227
	Shenzhen Tagen Group Co., Ltd., Class A	33,700	32,176
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	28,300	27,603
	Shenzhen World Union Group, Inc., Class A	32,800	29,709
	Shenzhen Yinghe Technology Co., Ltd., Class A	4,700	12,215
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	13,700	18,471
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	14,700	70,698

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhenye Group Co., Ltd., Class A	27,200	$22,629
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	52,300	37,247
	Shenzhou International Group Holdings, Ltd.	118,800	2,613,480
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	22,200	19,451
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	20,398	88,338
	Shimao Group Holdings, Ltd.	321,000	927,223
	Shinva Medical Instrument Co., Ltd., Class A	9,200	23,627
*	Shouhang High-Tech Energy Co., Ltd., Class A	53,900	17,779
	Shui On Land, Ltd.	933,500	153,598
*	Siasun Robot & Automation Co., Ltd., Class A	22,900	34,099
	Sichuan Chuantou Energy Co., Ltd., Class A	24,300	42,248
	Sichuan Expressway Co., Ltd., Class H	152,000	35,978
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	94,100	24,262
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	6,400	16,125
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	19,800	66,334
	Sichuan Languang Development Co., Ltd., Class A	22,100	13,262
	Sichuan Swellfun Co., Ltd., Class A	8,100	127,713
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	7,400	17,070
	Sieyuan Electric Co., Ltd., Class A	11,400	55,378
*	SIM Technology Group, Ltd.	262,000	13,849
	Sino Biopharmaceutical, Ltd.	2,082,000	2,234,230
	Sino Wealth Electronic, Ltd., Class A	3,900	29,793
	Sinocare, Inc., Class A	3,700	21,246
	Sinochem International Corp., Class A	21,000	18,070
	Sinofert Holdings, Ltd.	234,000	30,414
	Sinolink Securities Co., Ltd., Class A	13,900	25,888
*	Sinolink Worldwide Holdings, Ltd.	604,800	22,890
	Sinoma International Engineering Co., Class A	27,200	35,732
	Sinoma Science & Technology Co., Ltd., Class A	29,300	98,876
	Sinomach Automobile Co., Ltd., Class A	29,500	23,107
	Sino-Ocean Group Holding, Ltd.	836,000	185,718
	Sinopec Engineering Group Co., Ltd., Class H	411,500	254,013
	Sinopec Kantons Holdings, Ltd.	130,000	49,905
*	Sinopec Oilfield Service Corp., Class H	946,000	83,782
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	418,000	103,336
	Sinopharm Group Co., Ltd., Class H	487,600	1,503,928
	Sino-Platinum Metals Co., Ltd., Class A	6,200	24,266
#*	Sinosoft Technology Group, Ltd.	151,000	35,077
	Sinotrans, Ltd., Class H	568,000	259,283
	Sinotruk Hong Kong, Ltd.	155,500	382,081
	Skshu Paint Co., Ltd., Class A	1,100	40,215
	Skyfame Realty Holdings, Ltd.	476,000	59,966
	Skyworth Digital Co., Ltd., Class A	13,300	16,703
*	Skyworth Group, Ltd.	296,336	96,827
*	Sogou, Inc., ADR	11,777	99,516
*	Sohu.com, Ltd., ADR	606	11,435
*	Solargiga Energy Holdings, Ltd.	489,000	25,094
	Songcheng Performance Development Co., Ltd., Class A	8,100	27,141
	SooChow Securities Co., Ltd., Class A	44,800	54,691
*	Sou Yu Te Group Co., Ltd., Class A	113,700	28,757
*	SPT Energy Group, Inc.	156,000	5,875
	SSY Group, Ltd.	354,000	217,248
	Sun King Technology Group, Ltd.	206,000	66,006
	Sunac China Holdings, Ltd.	760,000	2,947,858
*	Sunac Services Holdings, Ltd.	23,874	73,853
	Sun-Create Electronics Co., Ltd., Class A	1,600	10,242
	Sunflower Pharmaceutical Group Co., Ltd., Class A	14,494	35,808
	Sunfly Intelligent Technology Co., Ltd., Class A	11,000	16,386
	Sungrow Power Supply Co., Ltd., Class A	11,200	154,502

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suning Universal Co., Ltd., Class A	35,000	$36,890
	Suning.com Co., Ltd., Class A	56,400	57,946
	Sunny Optical Technology Group Co., Ltd.	128,200	3,107,844
	Sunresin New Materials Co., Ltd., Class A	3,500	25,799
	Sunward Intelligent Equipment Co., Ltd., Class A	18,100	23,146
	Sunwoda Electronic Co., Ltd., Class A	22,200	73,486
	Suofeiya Home Collection Co., Ltd., Class A	12,600	56,561
*	Suzhou Anjie Technology Co., Ltd., Class A	15,000	33,001
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	24,500	12,759
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	18,500	49,673
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	23,900	34,088
	Suzhou Maxwell Technologies Co., Ltd., Class A	500	47,217
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,500	11,518
	Suzhou TFC Optical Communication Co., Ltd., Class A	2,480	16,299
#	Symphony Holdings, Ltd.	330,000	35,689
	Taiji Computer Corp., Ltd., Class A	10,439	32,836
*	TAL Education Group, ADR	1,736	98,865
	TangShan Port Group Co., Ltd., Class A	109,000	44,757
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	25,150	44,117
	Tasly Pharmaceutical Group Co., Ltd., Class A	10,200	22,190
	TCL Electronics Holdings, Ltd.	221,000	163,146
	Ten Pao Group Holdings, Ltd.	140,000	37,172
	Tencent Holdings, Ltd.	507,900	40,516,194
*	Tencent Music Entertainment Group, ADR	36,025	627,555
	Tenfu Cayman Holdings Co., Ltd.	29,000	20,340
	Thunder Software Technology Co., Ltd., Class A	3,800	78,530
	Tian An China Investment Co., Ltd.	112,000	66,418
*	Tian Ge Interactive Holdings, Ltd.	182,000	30,188
*	Tian Shan Development Holding, Ltd.	76,000	20,281
	Tiangong International Co., Ltd.	76,000	47,257
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	9,000	42,880
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	38,000	13,948
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	67,200	45,325
	Tianjin Development Holdings, Ltd.	64,000	13,664
	Tianjin Guangyu Development Co., Ltd., Class A	35,400	29,648
	Tianjin Port Development Holdings, Ltd.	182,000	14,737
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	8,300	30,961
	Tianli Education International Holdings, Ltd.	134,000	110,988
	Tianneng Power International, Ltd.	184,000	337,376
	Tianshui Huatian Technology Co., Ltd., Class A	14,600	28,776
	Tibet Summit Resources Co., Ltd., Class A	15,200	29,332
	Tibet Tianlu Co., Ltd., Class A	19,000	20,713
*	Tibet Water Resources, Ltd.	29,000	2,873
	Times China Holdings Ltd.	19,000	27,043
	Tingyi Cayman Islands Holding Corp.	296,000	531,850
	Titan Wind Energy Suzhou Co., Ltd., Class A	36,100	47,451
	Toly Bread Co., Ltd., Class A	5,300	40,225
	Tomson Group, Ltd.	42,000	10,652
	Tong Ren Tang Technologies Co., Ltd., Class H	94,000	74,281
*	Tongcheng-Elong Holdings, Ltd.	116,800	292,187
	Tongda Group Holdings, Ltd.	980,000	71,729
*	Tongding Interconnection Information Co., Ltd., Class A	33,700	19,459
*	TongFu Microelectronics Co., Ltd., Class A.	20,000	65,753
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	34,200	69,963
	Tongkun Group Co., Ltd., Class A	47,000	165,624
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	43,100	24,251
	Tongling Nonferrous Metals Group Co., Ltd., Class A	153,700	67,396
	Tongwei Co., Ltd., Class A	17,200	92,912
	Tongyu Heavy Industry Co., Ltd., Class A	50,700	23,444

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Topchoice Medical Corp., Class A	2,300	$110,851
*	Topsec Technologies Group, Inc., Class A	16,700	46,694
	Towngas China Co., Ltd.	336,702	165,681
	Transfar Zhilian Co., Ltd., Class A	73,300	69,035
	TravelSky Technology, Ltd., Class H	216,000	472,594
*	Trigiant Group, Ltd.	272,000	26,179
*	Trip.com Group, Ltd., ADR	78,566	3,070,359
	Tsingtao Brewery Co., Ltd., Class H	104,000	941,886
*	TuanChe, Ltd., ADR	2,543	10,045
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	42,000	12,315
#*	Tuniu Corp., Sponsored ADR	5,948	16,654
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	17,100	15,123
	UE Furniture Co., Ltd., Class A	9,400	17,090
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	4,100	73,840
	Unilumin Group Co., Ltd., Class A	14,600	18,190
	Uni-President China Holdings, Ltd.	168,000	204,080
	Unisplendour Corp., Ltd., Class A	34,160	96,132
*	United Energy Group, Ltd.	1,682,000	331,697
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	12,200	30,412
*	V1 Group, Ltd.	1,166,000	97,545
	Valiant Co., Ltd., Class A	20,200	48,417
	Vats Liquor Chain Store Management JSC, Ltd., Class A	4,200	24,137
	Vatti Corp., Ltd., Class A	13,600	15,214
	Venustech Group, Inc., Class A	7,000	32,729
	Victory Giant Technology Huizhou Co., Ltd., Class A	15,300	54,852
*	Viomi Technology Co., Ltd., ADR	1,535	11,958
*	Vipshop Holdings, Ltd., ADR	170,249	5,238,562
	Walvax Biotechnology Co., Ltd., Class A	7,300	70,296
*	Wanda Film Holding Co., Ltd., Class A	6,400	18,118
	Wangfujing Group Co., Ltd., Class A	9,600	49,455
	Wangneng Environment Co., Ltd., Class A	8,600	24,127
	Wangsu Science & Technology Co., Ltd., Class A	71,000	60,796
	Want Want China Holdings, Ltd.	851,000	615,035
	Wanxiang Qianchao Co., Ltd., Class A	55,900	42,623
	Wasion Holdings, Ltd.	134,000	44,374
#*	Weibo Corp., Sponsored ADR	24,313	1,225,375
	Weichai Power Co., Ltd., Class H	638,000	1,476,770
	Weifu High-Technology Group Co., Ltd., Class A	6,500	24,434
	Weihai Guangwei Composites Co., Ltd., Class A	4,000	38,937
	Western Securities Co., Ltd., Class A	45,100	58,652
	Westone Information Industry, Inc., Class A	5,300	13,901
	Wharf Holdings, Ltd. (The)	177,000	536,873
	Will Semiconductor Co., Ltd., Class A	6,139	285,089
	Wingtech Technology Co., Ltd., Class A	6,100	80,014
	Winning Health Technology Group Co., Ltd., Class A	23,300	54,320
	Wisdom Education International Holdings Co., Ltd.	88,000	44,424
	Wolong Electric Group Co., Ltd., Class A	24,000	39,371
	Wuchan Zhongda Group Co., Ltd., Class A	58,800	41,928
	Wuhan Department Store Group Co., Ltd., Class A	18,700	32,797
	Wuhan Guide Infrared Co., Ltd., Class A	9,500	51,101
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,300	20,000
*	Wuhan P&S Information Technology Co., Ltd., Class A	21,500	12,459
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,250	31,395
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	47,400	161,429
	Wuhu Token Science Co., Ltd., Class A	37,700	43,937
	Wuliangye Yibin Co., Ltd., Class A	22,512	986,505
	WUS Printed Circuit Kunshan Co., Ltd., Class A	29,900	66,683

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Wutong Holding Group Co., Ltd., Class A	27,300	$13,395
*	Wuxi Biologics Cayman, Inc.	10,500	147,397
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	4,300	58,413
	Wuxi Taiji Industry Co., Ltd., Class A	38,600	46,226
	XCMG Construction Machinery Co., Ltd., Class A	80,900	91,970
*	XD, Inc.	22,200	191,709
	XGD, Inc., Class A	12,100	21,984
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	72,500	112,971
	XiamenC & D, Inc., Class A	54,200	67,822
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	10,483	27,122
	Xiamen Faratronic Co., Ltd., Class A	4,400	78,540
	Xiamen International Airport Co., Ltd., Class A	8,200	21,983
	Xiamen International Port Co., Ltd., Class H	84,000	11,853
	Xiamen Intretech, Inc., Class A	7,990	50,051
	Xiamen ITG Group Corp., Ltd., Class A	36,900	39,126
	Xiamen Kingdomway Group Co., Class A	13,000	83,838
	Xiamen Meiya Pico Information Co., Ltd., Class A	17,800	45,857
	Xiamen Tungsten Co., Ltd., Class A	17,500	51,985
	Xiamen Xiangyu Co., Ltd., Class A	39,506	39,590
	Xilinmen Furniture Co., Ltd., Class A	8,000	36,904
	Xingda International Holdings, Ltd.	202,426	53,610
	Xinhu Zhongbao Co., Ltd., Class A	112,500	53,438
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	73,000	51,820
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	204,756	337,371
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	26,400	11,432
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	25,900	40,221
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	20,400	52,135
	Xinyuan Real Estate Co., Ltd., ADR	15,700	39,878
	Xtep International Holdings, Ltd.	338,236	295,007
	Xuji Electric Co., Ltd., Class A	26,200	54,588
*	Xunlei, Ltd., ADR	19,606	104,108
	Yadea Group Holdings, Ltd.	302,000	661,155
	YaGuang Technology Group Co., Ltd., Class A	15,500	18,634
	Yango Group Co., Ltd., Class A	57,700	51,000
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	6,500	8,066
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	3,100	21,267
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	3,000	17,086
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	10,300	32,778
	Yantai Eddie Precision Machinery Co., Ltd., Class A	3,700	34,882
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	25,100	127,298
	YanTai Shuangta Food Co., Ltd., Class A	9,300	18,707
*	Yashili International Holdings, Ltd.	88,000	8,154
	Yealink Network Technology Corp., Ltd., Class A	7,123	76,854
	YGSOFT, Inc., Class A	17,500	22,386
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	57,600	53,385
	Yifan Pharmaceutical Co., Ltd., Class A	16,600	45,821
	Yifeng Pharmacy Chain Co., Ltd., Class A	5,400	74,863
	Yihai International Holding, Ltd.	119,000	1,157,511
	Yijiahe Technology Co., Ltd., Class A	1,800	25,424
	Yintai Gold Co., Ltd., Class A	63,100	83,178
*	Yiren Digital, Ltd., Sponsored ADR	20,600	79,310
*	Yixin Group, Ltd.	165,500	56,808
	Yixintang Pharmaceutical Group Co., Ltd., Class A	9,700	61,236
	Yonghui Superstores Co., Ltd., Class A	41,600	35,741
	Yonyou Network Technology Co., Ltd., Class A	12,800	65,415
	Youngor Group Co., Ltd., Class A	66,900	76,749
	Youzu Interactive Co., Ltd., Class A	6,100	14,513
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	7,800	20,341
	Yuexiu Property Co., Ltd.	2,094,000	484,098

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yuexiu Transport Infrastructure, Ltd.	220,000	$135,133
	Yunda Holding Co., Ltd., Class A	37,580	93,345
*	Yunnan Aluminium Co., Ltd., Class A	23,000	43,618
	Yunnan Baiyao Group Co., Ltd., Class A	5,200	86,190
	Yunnan Copper Co., Ltd., Class A	32,400	69,217
	Yunnan Energy New Material Co., Ltd., Class A	1,400	28,963
*	Yunnan Tin Co., Ltd., Class A	22,800	51,254
	Yunnan Water Investment Co., Ltd., Class H	63,000	9,065
	Yusys Technologies Co., Ltd., Class A	4,400	19,748
	Yuzhou Group Holdings Co., Ltd.	759,110	210,659
*	Zai Lab Ltd.	850	141,324
	ZBOM Home Collection Co., Ltd., Class A	2,860	21,146
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	3,829	200,026
	Zhaojin Mining Industry Co., Ltd., Class H	272,500	246,842
	Zhefu Holding Group Co., Ltd., Class A	87,300	75,411
*	Zhejiang Century Huatong Group Co., Ltd., Class A	143,820	146,917
	Zhejiang Chint Electrics Co., Ltd., Class A	24,300	124,577
	Zhejiang Communications Technology Co., Ltd.	25,700	21,652
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	29,000	19,636
	Zhejiang Crystal-Optech Co., Ltd., Class A	13,900	25,487
	Zhejiang Dahua Technology Co., Ltd., Class A	44,802	161,854
	Zhejiang Dingli Machinery Co., Ltd., Class A	3,100	35,060
	Zhejiang Expressway Co., Ltd., Class H	334,000	290,330
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	9,500	19,797
	Zhejiang Hailiang Co., Ltd., Class A	26,100	43,729
	Zhejiang Hangmin Co., Ltd., Class A	16,190	13,640
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	16,500	27,535
	Zhejiang Huace Film & TV Co., Ltd., Class A	38,900	37,825
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	25,100	83,926
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	2,200	27,592
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,700	66,675
	Zhejiang Jianfeng Group Co., Ltd., Class A	8,900	16,761
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,200	30,188
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,300	37,477
*	Zhejiang Jingu Co., Ltd., Class A	22,000	22,551
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	21,300	35,463
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	87,900	43,337
	Zhejiang Juhua Co., Ltd., Class A	51,000	68,706
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	12,100	25,680
	Zhejiang Longsheng Group Co., Ltd., Class A	59,300	124,211
	Zhejiang Medicine Co., Ltd., Class A	8,216	20,636
	Zhejiang Meida Industrial Co., Ltd., Class A	10,600	35,882
*	Zhejiang Narada Power Source Co., Ltd., Class A	22,300	36,529
	Zhejiang NHU Co., Ltd., Class A	26,700	160,903
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	46,900	40,379
	Zhejiang Runtu Co., Ltd., Class A	23,800	35,012
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	16,300	53,730
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	22,500	141,432
	Zhejiang Semir Garment Co., Ltd., Class A	26,300	47,535
	Zhejiang Supor Co., Ltd., Class A	2,100	24,422
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	1,600	17,852
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	25,500	21,703
	Zhejiang Wanliyang Co., Ltd., Class A	15,300	18,707
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	3,600	12,931
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	9,600	34,803
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	8,100	91,674
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	15,411	35,133
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	13,000	24,847
	Zhejiang Yankon Group Co., Ltd., Class A	35,700	22,700

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Yasha Decoration Co., Ltd., Class A	9,300	$10,729
*	Zhejiang Yongtai Technology Co., Ltd., Class A	28,200	41,174
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	42,200	51,172
	Zhengzhou Yutong Bus Co., Ltd., Class A	28,600	60,027
	Zhenro Properties Group, Ltd.	149,000	100,509
	Zheshang Securities Co., Ltd., Class A	20,000	35,027
	Zhong An Group, Ltd.	859,000	43,526
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	227,400	1,339,759
*	Zhongfu Straits Pingtan Development Co., Ltd., Class A	47,000	20,991
	Zhongji Innolight Co., Ltd., Class A	9,600	50,628
	Zhongjin Gold Corp., Ltd., Class A	29,400	38,721
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	36,800	28,366
	Zhongshan Public Utilities Group Co., Ltd., Class A	29,100	37,125
	Zhongsheng Group Holdings, Ltd.	146,500	1,108,117
*	Zhongtian Financial Group Co., Ltd., Class A	100,000	42,699
	Zhongyu Gas Holdings, Ltd.	97,000	84,594
	Zhongyuan Bank Co., Ltd., Class H	126,000	17,322
*	Zhuguang Holdings Group Co., Ltd.	42,000	12,020
*	Zhuhai Holdings Investment Group, Ltd.	56,000	21,472
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	11,800	14,284
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	148,100	588,003
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	6,000	56,267
	Zhuzhou Kibing Group Co., Ltd., Class A	34,400	81,254
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	33,700	50,004
*	ZJBC Information Technology Co., Ltd., Class A	10,460	9,684
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	286,400	395,895
	ZTE Corp., Class H	162,800	405,593
	ZTO Express Cayman, Inc., ADR	40,080	1,288,973

TOTAL CHINA			337,393,038

COLOMBIA — (0.1%)
	Banco de Bogota SA	955	19,974
	Bancolombia SA, Sponsored ADR	5,871	175,719
	Bancolombia SA	16,045	119,355
	Celsia SA ESP	70,388	80,828
	Grupo Aval Acciones y Valores SA, ADR	5,000	29,600
	Grupo de Inversiones Suramericana SA	26,751	136,560
	Grupo Energia Bogota SA ESP	171,893	119,532
	Interconexion Electrica SA ESP	43,920	250,182
	Mineros SA	23,169	25,494

TOTAL COLOMBIA			957,244

CZECH REPUBLIC — (0.0%)
*	Komercni banka A.S.	8,507	257,513
	O2 Czech Republic A.S.	5,693	69,938

TOTAL CZECH REPUBLIC			327,451

EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	54,917	200,724

GREECE — (0.2%)
	Athens Water Supply & Sewage Co. SA	7,405	75,606
	Autohellas Tourist and Trading SA	4,282	36,238
	Bank of Greece	3,592	65,999
*	Ellaktor SA	12,618	20,454
*	Eurobank Ergasias Services and Holdings SA, Class A	244,180	230,477
*	Fourlis Holdings SA	12,956	71,739
*	GEK Terna Holding Real Estate Construction SA	11,544	139,337

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Hellenic Petroleum SA	7,269	$50,462
	Hellenic Telecommunications Organization SA	10,568	179,208
	Holding Co. ADMIE IPTO SA	18,379	59,488
	JUMBO SA	6,925	129,372
*	LAMDA Development SA	8,631	77,599
	Motor Oil Hellas Corinth Refineries SA	7,797	120,120
	OPAP SA	13,176	202,069
*	Piraeus Financial Holdings SA	2,213	5,764
	Piraeus Port Authority SA	2,090	51,854
	Quest Holdings SA	1,155	16,809
	Sarantis SA	5,400	58,226
	Terna Energy SA	13,676	204,774

TOTAL GREECE			1,795,595

HONG KONG — (0.0%)
	Texhong Textile Group, Ltd.	59,000	89,340

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications P.L.C.	133,563	184,892
*	Opus Global Nyrt	12,230	10,181
*	OTP Bank Nyrt	16,978	763,243
	Richter Gedeon Nyrt	21,294	609,021

TOTAL HUNGARY			1,567,337

INDIA — (10.6%)
*	3M India, Ltd.	169	58,006
	Aarti Drugs, Ltd.	11,266	107,816
*	ABB Powar Products & System India, Ltd.	362	8,751
	Abbott India, Ltd.	126	25,758
*	Adani Green Energy, Ltd.	49,657	685,496
	Adani Ports & Special Economic Zone, Ltd.	62,408	610,715
*	Aditya Birla Capital, Ltd.	119,888	185,137
*	Aditya Birla Fashion and Retail, Ltd.	5,729	13,489
	Advanced Enzyme Technologies, Ltd.	16,782	90,765
	Aegis Logistics, Ltd.	30,403	124,773
*	AGC Networks, Ltd.	903	19,284
	Agro Tech Foods, Ltd.	490	5,567
*	Ahluwalia Contracts India, Ltd.	3,043	11,691
	AIA Engineering, Ltd.	4,632	116,818
	Ajanta Pharma, Ltd.	6,134	151,702
	Akzo Nobel India, Ltd.	3,120	94,873
	Alembic Pharmaceuticals, Ltd.	14,406	191,935
	Alembic, Ltd.	8,597	12,748
	Alkyl Amines Chemicals	371	42,364
	Allcargo Logistics, Ltd.	7,609	12,781
	Amara Raja Batteries, Ltd.	17,293	188,450
	Amber Enterprises India, Ltd.	1,804	75,450
	Apar Industries, Ltd.	1,737	11,529
*	APL Apollo Tubes, Ltd.	6,695	117,007
	Apollo Hospitals Enterprise, Ltd.	16,301	703,782
*	Arvind Fashions, Ltd.	9,057	15,963
*	Arvind Fashions, Ltd.	1,359	1,228
	Ashok Leyland, Ltd.	266,160	402,720
*	Ashoka Buildcon, Ltd.	30,382	33,696
	Asian Paints, Ltd.	65,089	2,219,054
*	Aster DM Healthcare, Ltd.	6,444	12,511
	Astral Poly Technik, Ltd.	8,642	184,614
	AstraZeneca Pharma India, Ltd.	1,043	55,014

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Atul, Ltd.	3,401	$370,436
*	AU Small Finance Bank, Ltd.	9,510	128,373
	Aurobindo Pharma, Ltd.	67,473	890,876
	Automotive Axles, Ltd.	818	10,951
	Avanti Feeds, Ltd.	10,101	66,028
*	Avenue Supermarts, Ltd.	9,275	355,156
*	Axis Bank, Ltd.	77,281	739,518
	Bajaj Auto, Ltd.	7,590	391,603
	Bajaj Consumer Care, Ltd.	27,901	105,453
*	Bajaj Electricals, Ltd.	4,900	75,782
	Bajaj Finance, Ltd.	18,130	1,330,068
	Bajaj Finserv, Ltd.	5,342	792,850
	Bajaj Holdings & Investment, Ltd.	4,530	208,797
	Balaji Amines, Ltd.	3,039	106,423
	Balmer Lawrie & Co., Ltd.	12,266	21,199
	Balrampur Chini Mills, Ltd.	14,596	54,405
*	Bank of Baroda	154,732	138,465
*	Bank of Maharashtra	198,188	64,357
	BASF India, Ltd.	3,487	103,847
	Bata India, Ltd.	9,736	178,780
	Bayer CropScience, Ltd.	682	49,575
	BEML, Ltd.	5,996	93,859
	Berger Paints India, Ltd.	79,436	753,877
*	BF Utilities, Ltd.	2,290	8,633
	Bhansali Engineering Polymers, Ltd.	9,448	20,234
	Bharat Electronics, Ltd.	302,832	537,621
*	Bharat Heavy Electricals, Ltd.	197,734	128,024
	Bharat Petroleum Corp., Ltd.	204,984	1,164,464
	Bharti Airtel, Ltd.	118,067	851,902
	Birlasoft, Ltd.	54,014	178,710
	Bliss Gvs Pharma, Ltd.	4,620	6,335
*	Blue Dart Express, Ltd.	920	65,267
	Blue Star, Ltd.	6,322	72,050
*	Bodal Chemicals, Ltd.	2,398	3,114
	Bosch, Ltd.	933	170,455
	Brigade Enterprises, Ltd.	19,977	67,610
	Britannia Industries, Ltd.	6,088	282,698
	Cadila Healthcare, Ltd.	60,929	469,159
	Can Fin Homes, Ltd.	13,775	108,547
*	Canara Bank	47,506	88,397
*	Capacit’e Infraprojects, Ltd.	4,149	10,561
	Caplin Point Laboratories, Ltd.	5,678	37,782
	Carborundum Universal, Ltd.	9,579	70,454
	Castrol India, Ltd.	133,835	225,996
	CCL Products India, Ltd.	13,803	50,214
	Central Depository Services India, Ltd.	11,342	123,797
*	Century Plyboards India, Ltd.	14,781	69,813
	Century Textiles & Industries, Ltd.	8,326	54,944
*	Cera Sanitaryware, Ltd.	1,024	53,415
	Chambal Fertilizers & Chemicals, Ltd.	14,384	41,620
*	Chennai Petroleum Corp., Ltd.	9,060	13,426
	Cholamandalam Financial Holdings, Ltd.	19,981	153,372
	Cholamandalam Investment and Finance Co., Ltd.	92,543	710,582
	Cipla, Ltd.	64,386	790,183
	City Union Bank, Ltd.	55,299	123,584
	Cochin Shipyard, Ltd.	9,822	48,291
	Coforge, Ltd.	8,401	324,480
	Colgate-Palmolive India, Ltd.	32,280	643,558
	Container Corp. Of India, Ltd.	24,423	193,939

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Coromandel International, Ltd.	19,768	$197,517
	Cosmo Films, Ltd.	1,440	12,765
*	CreditAccess Grameen, Ltd.	7,554	60,758
	CRISIL, Ltd.	2,050	51,320
	Cummins India, Ltd.	16,696	188,231
	Cyient, Ltd.	14,241	141,281
	Dabur India, Ltd.	57,436	417,989
*	DB Corp., Ltd.	13,047	14,278
*	DCB Bank, Ltd.	22,733	27,824
	DCM Shriram, Ltd.	8,501	80,409
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	11,376	39,756
	Deepak Nitrite, Ltd.	22,857	575,360
	Delta Corp., Ltd.	26,787	54,077
*	DEN Networks, Ltd.	22,281	13,348
	Dhampur Sugar Mills, Ltd.	5,947	18,160
	Dhani Services, Ltd.	36,743	88,204
*	Dhanuka Agritech, Ltd.	2,766	28,575
	Dilip Buildcon, Ltd.	8,553	62,530
*	Dish TV India, Ltd.	197,302	24,702
*	Dishman Carbogen Amcis, Ltd.	8,585	18,312
*	Divi’s Laboratories, Ltd.	14,213	776,780
	Dixon Technologies India, Ltd.	3,500	197,323
	Dr Lal PathLabs, Ltd.	6,444	254,839
*	DRC Systems India, Ltd.	78	278
*	Dredging Corp. of India, Ltd.	2,277	11,168
	eClerx Services, Ltd.	6,418	106,937
	Edelweiss Financial Services, Ltd.	71,886	56,573
	Eicher Motors, Ltd.	20,190	658,404
*	EID Parry India, Ltd.	27,751	129,185
	Electrosteel Castings, Ltd.	48,669	22,506
	Elgi Equipments, Ltd.	11,526	33,235
	Emami, Ltd.	40,793	269,722
	Endurance Technologies, Ltd.	4,378	77,773
	Engineers India, Ltd.	61,198	59,898
	EPL, Ltd.	33,737	101,946
	Eris Lifesciences, Ltd.	6,849	55,891
	ESAB India, Ltd.	828	19,758
	Escorts, Ltd.	12,978	196,151
	Excel Industries, Ltd.	1,401	16,636
	Exide Industries, Ltd.	96,789	231,757
	FDC, Ltd.	6,240	25,562
*	Federal Bank, Ltd.	237,904	256,382
*	Filatex India, Ltd.	12,871	16,232
	Finolex Cables, Ltd.	16,138	78,729
	Finolex Industries, Ltd.	53,370	108,575
	Firstsource Solutions, Ltd.	105,179	159,913
	Force Motors, Ltd.	1,031	15,431
*	Fortis Healthcare, Ltd.	83,128	236,275
	Galaxy Surfactants, Ltd.	4,440	174,921
	Garware Technical Fibres, Ltd.	1,346	47,525
	Gateway Distriparks, Ltd.	8,998	24,664
*	Gati, Ltd.	15,561	20,225
*	GE T&D India, Ltd.	2,445	3,786
*	General Insurance Corp. of India	8,648	23,883
*	GFL, Ltd.	8,709	8,204
	Gillette India, Ltd.	1,326	98,266
	GlaxoSmithKline Pharmaceuticals, Ltd.	2,028	40,010
	Glenmark Pharmaceuticals, Ltd.	17,332	134,866
	GMM Pfaudler, Ltd.	742	41,530

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Godrej Consumer Products, Ltd.	62,432	$581,808
*	Godrej Industries, Ltd.	16,516	113,465
*	Godrej Properties, Ltd.	7,848	144,204
	Granules India, Ltd.	27,971	125,885
	Graphite India, Ltd.	11,440	112,133
	Grasim Industries, Ltd.	42,219	797,072
*	Greaves Cotton, Ltd.	10,547	20,573
	Greenply Industries, Ltd.	12,971	34,957
	Grindwell Norton, Ltd.	8,819	108,421
	Gujarat Alkalies & Chemicals, Ltd.	4,834	26,845
	Gujarat Ambuja Exports, Ltd.	6,562	13,276
*	Gujarat Fluorochemicals, Ltd.	3,681	39,512
	Gujarat Gas, Ltd.	31,986	229,105
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,305	93,765
	Gujarat Pipavav Port, Ltd.	63,610	78,825
	Gujarat State Fertilizers & Chemicals, Ltd.	21,226	26,927
	Gujarat State Petronet, Ltd.	72,130	262,743
	Gulf Oil Lubricants India, Ltd.	3,463	33,197
*	Hathway Cable & Datacom, Ltd.	25,207	7,948
	Hatsun Agro Products, Ltd.	7,173	77,038
	Havells India, Ltd.	43,518	577,558
	HBL Power Systems, Ltd.	21,877	10,284
	HCL Technologies, Ltd.	156,763	1,901,840
	HDFC Asset Management Co., Ltd.	11,321	423,289
*	HDFC Life Insurance Co., Ltd.	50,406	450,332
*	HEG, Ltd.	1,587	48,765
*	Hemisphere Properties India, Ltd.	3,759	6,628
	Heritage Foods, Ltd.	2,344	11,504
	Hero MotoCorp, Ltd.	29,991	1,139,977
	Hester Biosciences, Ltd.	445	13,328
*	HFCL, Ltd.	153,778	57,279
*	HG Infra Engineering, Ltd.	3,130	11,593
	Himadri Speciality Chemical, Ltd.	44,524	26,628
	Himatsingka Seide, Ltd.	10,152	21,373
	Hinduja Global Solutions, Ltd.	1,132	26,070
	Hindustan Aeronautics, Ltd.	4,406	56,732
*	Hindustan Construction Co., Ltd.	72,337	7,506
*	Hindustan Oil Exploration Co., Ltd.	9,749	13,366
	Hindustan Unilever, Ltd.	72,546	2,297,306
	Honda India Power Products, Ltd.	168	2,264
	Honeywell Automation India, Ltd.	654	382,187
	Housing Development Finance Corp., Ltd.	97,422	3,189,813
	HSIL, Ltd.	4,080	8,378
	Huhtamaki India, Ltd.	5,375	19,845
*	ICICI Bank, Ltd., Sponsored ADR	148,600	2,422,180
*	ICICI Bank, Ltd.	84,009	679,606
	ICICI Lombard General Insurance Co., Ltd.	48,215	921,297
*	ICICI Prudential Life Insurance Co., Ltd.	50,130	352,675
	ICICI Securities, Ltd.	12,439	76,289
*	IDFC First Bank, Ltd.	573,303	422,761
*	IDFC, Ltd.	358,281	254,759
*	IFB Industries, Ltd.	864	11,406
*	IFCI, Ltd.	73,561	10,834
	IIFL Finance, Ltd.	26,619	96,064
	IIFL Securities, Ltd.	5,801	4,084
	IIFL Wealth Management, Ltd.	4,527	69,513
	India Glycols, Ltd.	3,751	23,805
*	Indiabulls Housing Finance, Ltd.	63,401	154,553
*	Indiabulls Real Estate, Ltd.	23,832	24,768

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	IndiaMart InterMesh, Ltd.	2,167	$232,192
	Indian Energy Exchange, Ltd.	11,958	59,689
	Indo Count Industries, Ltd.	12,042	21,108
	Indoco Remedies, Ltd.	5,426	24,086
*	IndoStar Capital Finance, Ltd.	2,324	9,554
	Indraprastha Gas, Ltd.	61,861	424,197
	Indus Towers, Ltd.	88,285	301,363
*	IndusInd Bank, Ltd.	10,784	135,537
*	Infibeam Avenues, Ltd.	64,558	34,116
*	Info Edge India, Ltd.	7,876	521,471
	Infosys, Ltd., Sponsored ADR	263,821	4,769,884
	Infosys, Ltd.	219,177	3,966,345
*	Ingersoll-Rand India, Ltd.	1,023	10,298
*	Inox Leisure, Ltd.	12,248	44,681
	Inox Wind Energy, Ltd.	871	1,440
*	Inox Wind, Ltd.	13,063	13,597
*	Intellect Design Arena, Ltd.	6,762	62,092
	IOL Chemicals and Pharmaceuticals, Ltd.	2,089	16,677
	Ipca Laboratories, Ltd.	16,855	479,600
	IRB Infrastructure Developers, Ltd.	27,242	38,323
	IRCON International, Ltd.	9,355	11,294
	ITD Cementation India, Ltd.	9,348	9,047
*	Jagran Prakashan, Ltd.	12,267	8,888
*	Jaiprakash Associates, Ltd.	196,568	18,846
	Jamna Auto Industries, Ltd.	11,234	10,389
	JB Chemicals & Pharmaceuticals, Ltd.	7,108	133,639
	Jindal Poly Films, Ltd.	3,327	32,569
	JK Paper, Ltd.	16,886	31,518
	JM Financial, Ltd.	80,915	87,479
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,005	31,778
	Jubilant Foodworks, Ltd.	8,425	328,473
*	Just Dial, Ltd.	12,380	146,163
	Jyothy Labs, Ltd.	14,344	28,306
	Kajaria Ceramics, Ltd.	14,681	182,082
	Kalpataru Power Transmission, Ltd.	6,093	30,016
	Kansai Nerolac Paints, Ltd.	30,213	225,016
*	Karur Vysya Bank, Ltd. (The)	45,425	32,072
	Kaveri Seed Co., Ltd.	2,830	23,095
	KCP, Ltd. (The)	13,123	17,385
*	KEC International, Ltd.	28,473	154,172
	KEI Industries, Ltd.	12,397	87,321
*	Kennametal India, Ltd.	771	10,891
*	Kesoram Industries, Ltd.	22,965	23,594
	Kirloskar Brothers, Ltd.	3,958	12,999
	Kirloskar Oil Engines, Ltd.	13,471	31,568
	KNR Constructions, Ltd.	25,302	68,163
*	Kotak Mahindra Bank, Ltd.	32,962	773,848
	KPIT Technologies, Ltd.	22,903	60,563
	KPR Mill, Ltd.	3,283	60,988
	KRBL, Ltd.	8,804	21,920
	KSB, Ltd.	1,450	17,111
*	LA Opala RG, Ltd.	5,178	15,200
	Lakshmi Machine Works, Ltd.	497	41,720
	Laurus Labs, Ltd.	85,029	520,043
	LG Balakrishnan & Bros, Ltd.	2,269	9,328
	LIC Housing Finance, Ltd.	88,311	480,819
	Linde India, Ltd.	669	16,601
	LT Foods, Ltd.	20,125	19,657
	Lupin, Ltd.	36,360	524,522

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	LUX Industries, Ltd.	1,356	$35,116
	Mahanagar Gas, Ltd.	10,794	163,656
	Maharashtra Scooters, Ltd.	592	28,842
*	Mahindra & Mahindra Financial Services, Ltd.	127,326	276,611
	Mahindra & Mahindra, Ltd.	95,721	970,399
*	Mahindra CIE Automotive, Ltd.	14,522	33,261
*	Mahindra Lifespace Developers, Ltd.	2,324	15,654
	Mahindra Logistics, Ltd.	1,996	14,529
	Manappuram Finance, Ltd.	72,239	144,687
*	Mangalore Refinery & Petrochemicals, Ltd.	16,296	9,473
	Marico, Ltd.	172,010	951,411
	Marksans Pharma, Ltd.	60,249	57,738
	Maruti Suzuki India, Ltd.	7,424	644,193
	MAS Financial Services, Ltd.	2,038	21,974
	Mastek, Ltd.	1,601	35,515
*	Max Financial Services, Ltd.	33,821	410,075
*	Max Healthcare Institute, Ltd.	12,953	39,892
	Meghmani Organics, Ltd.	26,124	49,734
	Metropolis Healthcare, Ltd.	4,912	158,673
	Minda Industries, Ltd.	7,008	49,583
	Mindtree, Ltd.	18,597	527,545
	Motherson Sumi Systems, Ltd.	182,596	528,671
	Motilal Oswal Financial Services, Ltd.	4,909	41,911
	Mphasis, Ltd.	28,724	683,659
	Muthoot Finance, Ltd.	26,222	407,002
	Narayana Hrudayalaya, Ltd.	9,944	54,328
	Natco Pharma, Ltd.	13,995	168,191
	Navin Fluorine International, Ltd.	4,617	214,000
	Navneet Education, Ltd.	15,738	15,859
	NBCC India, Ltd.	74,349	40,593
	NESCO, Ltd.	2,189	14,753
	Neuland Laboratories, Ltd.	314	10,732
	NHPC, Ltd.	39,118	12,763
	NIIT, Ltd.	14,595	32,618
	Nilkamal, Ltd.	2,078	54,063
	NOCIL, Ltd.	13,293	33,062
*	NRB Bearings, Ltd.	9,283	13,385
	Nucleus Software Exports, Ltd.	1,427	10,267
*	Oberoi Realty, Ltd.	30,880	226,137
*	Omaxe, Ltd.	8,455	7,963
	Oracle Financial Services Software, Ltd.	7,013	327,869
	Orient Electric, Ltd.	20,792	76,043
	Page Industries, Ltd.	1,176	469,840
	Paisalo Digital, Ltd.	957	7,742
*	PC Jeweller, Ltd.	36,823	11,896
	Persistent Systems, Ltd.	12,409	344,395
	Petronet LNG, Ltd.	220,988	714,084
	Pfizer, Ltd.	1,088	77,516
	Phillips Carbon Black, Ltd.	19,262	53,879
*	Phoenix Mills, Ltd. (The)	7,311	71,108
	PI Industries, Ltd.	11,536	389,756
	Pidilite Industries, Ltd.	21,829	533,893
	Piramal Enterprises, Ltd.	7,781	175,581
*	PNB Housing Finance, Ltd.	15,035	75,013
*	PNC Infratech, Ltd.	14,807	47,181
*	Poly Medicure, Ltd.	3,019	40,314
	Polyplex Corp., Ltd.	4,314	55,854
	Power Finance Corp., Ltd.	247,529	360,909
	Power Grid Corp. of India, Ltd.	153,580	456,292

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Praj Industries, Ltd.	12,614	$39,855
	Prestige Estates Projects, Ltd.	31,088	113,832
*	Prism Johnson, Ltd.	9,401	16,523
	Procter & Gamble Health, Ltd.	1,075	92,873
	Procter & Gamble Hygiene & Health Care, Ltd.	1,819	333,092
	PSP Projects, Ltd.	1,462	8,137
	PTC India, Ltd.	60,730	66,811
*	Punjab National Bank	92,578	43,376
	PVR, Ltd.	8,819	134,580
*	Quess Corp., Ltd.	21,783	184,070
	Radico Khaitan, Ltd.	15,205	115,707
	Rain Industries, Ltd.	17,280	41,474
	Rajesh Exports, Ltd.	11,184	79,617
	Rallis India, Ltd.	17,572	66,975
*	Ramco Systems, Ltd.	1,185	7,786
	Rashtriya Chemicals & Fertilizers, Ltd.	32,145	31,758
*	Raymond, Ltd.	7,169	31,027
	RBL Bank, Ltd.	51,085	127,158
	REC, Ltd.	206,477	355,763
	Redington India, Ltd.	77,403	186,751
*	Relaxo Footwears, Ltd.	9,467	111,679
	Sanofi India, Ltd.	970	98,648
	Savita Oil Technologies, Ltd.	896	12,550
	SBI Life Insurance Co., Ltd.	48,324	604,951
	Schaeffler India, Ltd.	1,646	116,498
*	Schneider Electric Infrastructure, Ltd.	8,940	10,950
	SH Kelkar & Co., Ltd.	17,897	33,269
	Sharda Cropchem, Ltd.	3,895	15,719
*	Sheela Foam, Ltd.	2,057	56,760
	Shilpa Medicare, Ltd.	7,105	40,835
*	Shoppers Stop, Ltd.	4,348	11,664
*	Shree Renuka Sugars, Ltd.	78,505	12,796
	Shriram City Union Finance, Ltd.	2,754	52,297
	Shriram Transport Finance Co., Ltd.	38,875	701,528
	Siemens, Ltd.	10,435	263,790
	SIS, Ltd.	6,764	33,008
	SKF India, Ltd.	3,480	105,038
	Sobha, Ltd.	8,551	56,034
	Solar Industries India, Ltd.	6,085	100,648
	Solara Active Pharma Sciences, Ltd.	1,466	30,075
	Somany Home Innovation, Ltd.	1,816	6,985
	Sonata Software, Ltd.	24,879	192,102
	SRF, Ltd.	7,316	636,431
	Sterlite Technologies, Ltd.	33,718	104,470
	Strides Pharma Science, Ltd.	13,748	160,241
	Subros, Ltd.	3,640	14,676
	Sudarshan Chemical Industries	1,652	14,630
	Sun Pharmaceutical Industries, Ltd.	81,535	718,871
	Sun TV Network, Ltd.	24,535	179,977
	Sundaram Finance, Ltd.	7,521	252,288
	Sundaram-Clayton, Ltd.	886	37,666
	Sundram Fasteners, Ltd.	7,035	66,876
	Sunteck Realty, Ltd.	6,996	25,225
	Suprajit Engineering, Ltd.	6,190	21,694
	Supreme Industries, Ltd.	13,416	370,643
	Suven Pharmaceuticals, Ltd.	8,138	59,077
*	Suvidhaa Infoserve, Ltd.	4,239	1,943
	Swaraj Engines, Ltd.	1,248	24,661
	Symphony, Ltd.	1,436	22,723

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Syngene International, Ltd.	38,009	$284,199
*	TAKE Solutions, Ltd.	12,235	8,333
	Tanla Platforms, Ltd.	13,328	159,009
	Tata Communications, Ltd.	7,029	104,431
	Tata Consultancy Services, Ltd.	90,562	3,711,429
	Tata Consumer Products, Ltd.	118,833	1,071,503
	Tata Elxsi, Ltd.	10,858	510,596
	Tata Metaliks, Ltd.	1,238	17,487
*	Tata Motors, Ltd.	438,199	1,718,050
	TCI Express, Ltd.	999	11,853
*	TCNS Clothing Co., Ltd.	1,322	8,660
	Tech Mahindra, Ltd.	126,433	1,633,446
	Techno Electric & Engineering Co., Ltd.	12,682	50,261
	Thermax, Ltd.	5,047	100,346
*	Thirumalai Chemicals, Ltd.	7,503	9,719
*	Thomas Cook India, Ltd.	16,689	10,746
	Thyrocare Technologies, Ltd.	3,496	48,451
	Tide Water Oil Co India, Ltd.	356	21,446
	Time Technoplast, Ltd.	36,113	36,753
	Timken India, Ltd.	4,451	84,064
	Tinplate Co. of India, Ltd. (The)	5,495	14,629
	Titan Co., Ltd.	35,413	710,998
	Torrent Pharmaceuticals, Ltd.	9,832	332,004
	Transport Corp. of India, Ltd.	5,905	20,983
*	Trident, Ltd.	222,937	41,305
*	Triveni Engineering & Industries, Ltd.	10,696	17,762
*	Triveni Turbine, Ltd.	15,426	21,089
	TTK Prestige, Ltd.	427	42,583
	Tube Investments of India, Ltd.	6,223	103,478
*	TV18 Broadcast, Ltd.	135,440	61,956
	TVS Motor Co., Ltd.	51,259	436,107
	TVS Srichakra, Ltd.	357	8,691
	Uflex, Ltd.	7,791	42,395
	Ujjivan Financial Services, Ltd.	5,091	13,934
	United Breweries, Ltd.	4,171	68,328
*	United Spirits, Ltd.	36,673	256,007
	UPL, Ltd.	187,500	1,530,779
*	VA Tech Wabag, Ltd.	3,517	11,762
	Vaibhav Global, Ltd.	1,061	59,659
	Vakrangee, Ltd.	159,662	109,703
*	Vardhman Textiles, Ltd.	4,642	74,207
*	Varroc Engineering, Ltd.	2,039	10,235
	Varun Beverages, Ltd.	25,468	327,971
	Vesuvius India, Ltd.	1,076	15,168
*	V-Guard Industries, Ltd.	18,837	56,993
	Vinati Organics, Ltd.	5,299	121,051
	Vindhya Telelinks, Ltd.	373	4,064
*	VIP Industries, Ltd.	7,986	37,661
*	V-Mart Retail, Ltd.	1,623	58,617
*	Vodafone Idea, Ltd.	1,100,831	123,649
	Voltamp Transformers, Ltd.	399	5,846
	Welspun Enterprises, Ltd.	17,519	24,168
	West Coast Paper Mills, Ltd.	3,553	9,765
	Wheels India, Ltd.	1,591	9,527
	Whirlpool of India, Ltd.	6,335	189,347
	Wipro, Ltd.	211,406	1,397,468
*	Wockhardt, Ltd.	9,984	69,138
*	Yes Bank, Ltd.	108,012	21,255
	Zee Entertainment Enterprises, Ltd.	204,321	509,134

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zensar Technologies, Ltd.	18,152	$64,952
	Zydus Wellness, Ltd.	1,615	45,704

TOTAL INDIA			98,789,620

INDONESIA — (1.1%)
	Ace Hardware Indonesia Tbk PT	1,228,400	125,807
*	Acset Indonusa Tbk PT	1,065,400	19,891
	Adhi Karya Persero Tbk PT	501,300	40,040
*	Adi Sarana Armada Tbk PT	200,800	29,983
*	Agung Semesta Sejahtera Tbk PT	344,900	1,194
*	Alam Sutera Realty Tbk PT	2,532,800	34,671
	Arwana Citramulia Tbk PT	245,400	12,573
	Astra Otoparts Tbk PT	111,600	9,034
*	Asuransi Maximus Graha Persada Tbk PT	15,000	945
*	Bank Brisyariah Tbk PT	386,200	60,896
	Bank BTPN Syariah Tbk PT	224,800	50,776
	Bank Central Asia Tbk PT	691,900	1,531,701
	Bank Danamon Indonesia Tbk PT	99,600	17,902
	Bank Mandiri Persero Tbk PT	1,292,100	550,126
	Bank Negara Indonesia Persero Tbk PT	670,700	263,973
*	Bank Pan Indonesia Tbk PT	341,300	21,240
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	484,300	46,534
	Bank Pembangunan Daerah Jawa Timur Tbk PT	276,200	15,566
	Bank Rakyat Indonesia Persero Tbk PT	3,307,000	925,414
	Bank Tabungan Negara Persero Tbk PT	597,400	65,571
*	Barito Pacific Tbk PT	1,757,200	121,480
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	23,990
	BFI Finance Indonesia Tbk PT	989,700	46,218
*	Bintang Oto Global Tbk PT	233,500	21,329
	BISI International Tbk PT	170,900	13,661
*	Blue Bird Tbk PT	152,000	14,359
*	Bumi Serpong Damai Tbk PT	1,158,500	94,152
*	Capital Financial Indonesia Tbk PT	723,600	18,951
	Ciputra Development Tbk PT	2,351,400	185,051
	Elnusa Tbk PT	509,600	12,514
*	Erajaya Swasembada Tbk PT	2,876,500	121,345
*	Gajah Tunggal Tbk PT	272,300	17,070
*	Hanson International Tbk PT	8,134,100	5,279
*	Harum Energy Tbk PT	69,100	24,597
*	Indofarma Persero Tbk PT	49,800	7,881
	Indofood CBP Sukses Makmur Tbk PT	266,300	160,310
	Indofood Sukses Makmur Tbk PT	1,061,100	478,605
	Indomobil Sukses Internasional Tbk PT	220,000	17,094
*	Indosat Tbk PT	174,100	79,121
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,108,000	60,954
*	Inti Agri Resources Tbk PT	550,900	358
*	Intiland Development Tbk PT	880,700	11,143
	Jasa Marga Persero Tbk PT	571,600	163,998
	Jaya Real Property Tbk PT	709,100	27,473
	Kalbe Farma Tbk PT	5,235,400	521,822
*	KMI Wire & Cable Tbk PT	229,100	5,514
*	Kresna Graha Investama Tbk PT	1,622,300	16,738
	Link Net Tbk PT	207,000	57,261
*	Lippo Karawaci Tbk PT	7,539,000	111,524
*	Map Aktif Adiperkasa PT	74,500	12,116
*	Matahari Department Store Tbk PT	534,200	66,469
	Mayora Indah Tbk PT	562,000	95,688
*	Media Nusantara Citra Tbk PT	1,590,600	107,789
*	Merdeka Copper Gold Tbk PT	1,060,500	191,825

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Metrodata Electronics Tbk PT	291,800	$33,325
*	Mitra Adiperkasa Tbk PT	2,202,600	121,949
	Mitra Keluarga Karyasehat Tbk PT	411,800	74,627
	Mitra Pinasthika Mustika Tbk PT	193,500	10,083
*	MNC Vision Networks Tbk PT	1,643,800	27,085
	Nippon Indosari Corpindo Tbk PT	140,600	13,825
	Pabrik Kertas Tjiwi Kimia Tbk PT	207,400	142,814
*	Pacific Strategic Financial Tbk PT	424,900	21,620
*	Pakuwon Jati Tbk PT	1,464,400	53,661
*	Panin Financial Tbk PT	2,781,700	37,140
*	Paninvest Tbk PT	332,500	18,177
*	Pollux Properti Indonesia Tbk PT	27,200	4,926
*	Pool Advista Indonesia Tbk PT	64,100	42
	PP Persero Tbk PT	642,300	54,081
	Puradelta Lestari Tbk PT	1,985,600	33,210
	Ramayana Lestari Sentosa Tbk PT	780,900	41,870
*	Rimo International Lestari Tbk PT	3,949,000	2,563
	Sarana Menara Nusantara Tbk PT	4,637,000	365,744
*	Sariguna Primatirta Tbk PT	464,300	14,787
	Selamat Sempurna Tbk PT	271,800	24,744
*	Siloam International Hospitals Tbk PT	55,500	31,987
	Sri Rejeki Isman Tbk PT	1,498,800	16,478
	Sumber Alfaria Trijaya Tbk PT	1,480,600	97,345
*	Summarecon Agung Tbk PT	1,833,300	122,765
*	Surya Citra Media Tbk PT	1,950,200	212,293
*	Surya Esa Perkasa Tbk PT	995,400	26,444
	Surya Semesta Internusa Tbk PT	1,357,500	42,235
	Telkom Indonesia Persero Tbk PT	826,500	182,611
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	11,298	249,234
	Tempo Scan Pacific Tbk PT	140,500	14,343
	Tower Bersama Infrastructure Tbk PT	1,092,900	210,703
*	Trada Alam Minera Tbk PT	1,606,700	1,043
	Transcoal Pacific Tbk PT	91,000	45,485
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,229,800	137,017
	Unilever Indonesia Tbk PT	884,600	367,174
	Waskita Beton Precast Tbk PT	2,650,700	37,017
	Waskita Karya Persero Tbk PT	1,152,400	88,409
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	9,528
	Wijaya Karya Beton Tbk PT	1,541,400	31,965
	Wijaya Karya Persero Tbk PT	761,600	75,732
	XL Axiata Tbk PT	613,300	88,466

TOTAL INDONESIA			9,922,063

MALAYSIA — (1.5%)
#	Duopharma Biotech Bhd	77,918	54,133
	Aeon Co. M Bhd	138,700	43,278
	AEON Credit Service M Bhd	21,100	63,825
	AFFIN Bank Bhd	46,685	19,928
	Ajinomoto Malaysia Bhd	4,200	16,454
*	Alliance Bank Malaysia Bhd	156,300	99,128
	Allianz Malaysia Bhd	10,400	33,495
	AMMB Holdings Bhd	192,600	139,962
	Apex Healthcare Bhd	13,800	9,729
	Astro Malaysia Holdings Bhd	227,500	54,986
	ATA IMS Bhd	42,000	30,757
#*	Berjaya Corp. Bhd	448,760	36,665
*	Berjaya Land Bhd	294,800	22,273
#	Berjaya Sports Toto Bhd	149,379	74,383
#	BIMB Holdings Bhd	95,400	90,281

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	Boustead Holdings Bhd	85,100	$12,251
#	Cahya Mata Sarawak Bhd	104,300	52,105
	Careplus Group BHD	99,900	70,853
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	176,452
	CB Industrial Product Holding Bhd	35,400	10,787
#	CIMB Group Holdings Bhd	262,835	265,344
#	Comfort Glove Bhd	158,500	106,453
#	D&O Green Technologies Bhd	157,400	179,383
	Daibochi Bhd	17,100	10,432
#	Datasonic Group Bhd	343,300	48,940
#*	Dayang Enterprise Holdings Bhd	169,420	57,847
	Dialog Group Bhd	838,600	621,653
#	DRB-Hicom Bhd	215,200	100,006
#	Dufu Technology Corp. Bhd	55,900	59,597
	Dutch Lady Milk Industries Bhd	2,500	21,234
	Eastern & Oriental Bhd	171,300	25,052
#	Ekovest BHD	334,600	37,524
*	Focus Dynamics Group Bhd	296,600	8,317
	Foundpac Group Bhd	94,300	19,966
	Fraser & Neave Holdings Bhd	32,600	238,410
	Frontken Corp. Bhd	184,200	140,711
	Gabungan AQRS Bhd	59,500	9,212
	Gadang Holdings Bhd	60,900	6,235
*	Gamuda Bhd	436,515	375,938
	Gas Malaysia Bhd	24,500	16,252
	Genting Malaysia Bhd	319,400	224,351
	George Kent Malaysia Bhd	106,500	21,034
#	Globetronics Technology Bhd	139,600	76,204
*	Green Packet Bhd	212,100	19,128
#	Guan Chong Bhd	76,000	54,657
	Hai-O Enterprise Bhd	19,100	10,065
	HAP Seng Consolidated Bhd	20,800	40,759
#	Hartalega Holdings Bhd	179,300	449,237
#	Heineken Malaysia Bhd	32,700	205,741
#	Hengyuan Refining Co. Bhd	31,700	41,458
	HeveaBoard Bhd	59,900	9,574
	Hong Leong Bank Bhd	32,000	139,097
	Hong Leong Financial Group Bhd	23,500	95,059
#	Hong Leong Industries Bhd	20,200	46,589
	Hup Seng Industries Bhd	52,600	12,070
	IHH Healthcare Bhd	75,100	98,572
	IJM Corp. Bhd	530,700	252,437
#*	JAKS Resources Bhd	487,500	73,085
#	JHM Consolidation Bhd	67,500	32,160
	Kenanga Investment Bank Bhd	64,500	24,525
	Kerjaya Prospek Group Bhd	130,895	43,070
*	KNM Group Bhd	1,071,400	48,006
#	Kossan Rubber Industries	330,200	357,054
#	KPJ Healthcare Bhd	143,400	35,697
#*	LBS Bina Group Bhd	93,730	11,314
	Leong Hup International Bhd	188,400	32,620
#	Lii Hen Industries Bhd	23,500	19,610
#	Lingkaran Trans Kota Holdings Bhd	21,900	20,087
	Lotte Chemical Titan Holding Bhd	125,500	98,799
	LPI Capital Bhd	55,700	187,837
	Luxchem Corp. Bhd	117,200	26,232
	Magni-Tech Industries Bhd	26,666	15,024
	Magnum Bhd	75,245	38,743
#	Mah Sing Group Bhd	109,900	27,572

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malayan Banking Bhd	254,024	$510,187
	Malaysia Airports Holdings Bhd	102,500	149,695
#	Malaysia Building Society Bhd	453,341	69,640
	Malaysian Pacific Industries Bhd	19,300	182,445
#	Malaysian Resources Corp. Bhd	582,100	63,854
	Matrix Concepts Holdings Bhd	100,900	46,752
#	MBM Resources BHD	18,900	15,629
#	Mega First Corp. Bhd	66,300	117,828
	MMC Corp. Bhd	126,000	34,088
	MNRB Holdings Bhd	49,400	14,825
	Muhibbah Engineering M Bhd	92,800	22,615
	My EG Services Bhd	789,097	374,638
*	Notion VTEC Bhd	56,400	11,248
	OSK Holdings Bhd	267,600	58,743
#	Padini Holdings Bhd	84,100	59,486
	Paramount Corp. Bhd	90,300	18,170
#	Pentamaster Corp. Bhd	150,150	212,956
	Perak Transit Bhd	39,466	7,267
	PESTECH International Bhd	102,900	26,831
#	Petron Malaysia Refining & Marketing Bhd	24,600	27,476
	Petronas Dagangan Bhd	49,300	242,299
#*	Pos Malaysia Bhd	59,400	12,670
#	Power Root Bhd	23,600	10,020
	PPB Group Bhd	40,300	181,920
	Press Metal Aluminium Holdings Bhd	288,600	366,082
#	Public Bank Bhd	1,222,000	1,237,185
#	Ranhill Utilities Bhd	81,199	16,052
*	Revenue Group Bhd	69,500	38,957
	RHB Bank Bhd	193,100	245,372
#*	Rubberex Corp. M Bhd	41,000	13,961
	Sam Engineering & Equipment M Bhd	8,600	14,052
*	Sapura Energy Bhd	2,096,200	68,361
	Scientex Bhd	202,200	206,840
	Serba Dinamik Holdings Bhd	555,150	224,192
	Sime Darby Bhd	376,300	207,532
	Sime Darby Property Bhd	384,900	62,404
	Solarvest Holdings Bhd	58,700	22,010
#*	SP Setia Bhd Group	347,664	87,392
	Sunway Bhd	229,600	90,738
#	Supermax Corp. Bhd	380,611	558,661
	Syarikat Takaful Malaysia Keluarga Bhd	103,200	112,276
#	Taliworks Corp. Bhd	120,500	24,690
	Telekom Malaysia Bhd	178,700	248,940
	TIME dotCom Bhd	41,200	139,545
*	Tropicana Corp. Bhd	71,896	15,789
*	Tune Protect Group Bhd	79,400	8,320
	Uchi Technologies Bhd	66,700	51,004
#	UEM Edgenta Bhd	53,500	24,151
#*	UEM Sunrise Bhd	197,400	20,455
	UMW Holdings Bhd	67,500	54,336
	UOA Development Bhd	99,000	44,447
	UWC BHD	58,600	85,251
#*	Velesto Energy Bhd	705,900	28,212
	ViTrox Corp. Bhd	27,800	108,902
*	Vivocom International Holdings Bhd	117,200	19,344
#*	WCT Holdings Bhd	322,787	40,938
	Wellcall Holdings Bhd	99,500	26,215
	Westports Holdings Bhd	115,100	120,725
	Yinson Holdings Bhd	136,000	173,164

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	YNH Property Bhd	46,800	$31,513
*	YTL Power International Bhd	389,631	68,964

TOTAL MALAYSIA			13,725,952

MEXICO — (1.5%)
	ALEATICA S.A.B. de C.V.	8,989	9,097
	Alpek S.A.B. de C.V.	108,907	121,611
#*	Alsea S.A.B. de C.V.	63,000	103,595
#	America Movil S.A.B. de C.V.	1,164,330	815,612
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	59,205	825,318
	Arca Continental S.A.B. de C.V.	38,501	207,149
#*	Banco del Bajio SA	123,465	196,196
	Becle S.A.B. de C.V.	47,500	113,984
	Bolsa Mexicana de Valores S.A.B. de C.V.	44,107	98,134
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,306	155,283
	Coca-Cola Femsa S.A.B. de C.V.	37,525	176,019
*	Consorcio ARA S.A.B. de C.V.	434,433	111,520
*	Credito Real S.A.B. de C.V. Sofom ER	64,783	29,422
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	30,351	127,895
#	Fomento Economico Mexicano S.A.B. de C.V.	71,649	556,122
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	1,140	88,350
*	Genomma Lab Internacional S.A.B. de C.V., Class B	148,578	149,554
#	Gruma S.A.B. de C.V., Class B	44,591	485,665
#*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	81,434	508,817
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	89,271	918,975
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,677	285,258
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	4,770	80,777
	Grupo Bimbo S.A.B. de C.V., Class A	144,000	287,474
*	Grupo Carso S.A.B. de C.V.	9,800	27,914
	Grupo Comercial Chedraui S.A. de C.V.	103,475	161,212
	Grupo Elektra S.A.B. de C.V.	389	29,152
#	Grupo Financiero Banorte S.A.B. de C.V., Class O	193,430	1,098,303
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	235,128	219,377
*	Grupo GICSA SAB de CV	33,334	4,953
#	Grupo Herdez S.A.B. de C.V.	26,601	55,810
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	135,595	32,799
	Grupo Industrial Saltillo S.A.B. de C.V.	42,709	57,980
#	Grupo Lala S.A.B. de C.V.	85,493	62,715
#	Grupo Rotoplas S.A.B. de C.V.	62,143	110,438
*	Grupo Televisa S.A.B., Sponsored ADR	2,371	29,353
*	Grupo Televisa S.A.B.	309,547	771,232
*	Grupo Traxion S.A.B. de C.V.	41,850	67,577
	Industrias CH S.A.B. de C.V.	11,751	81,208
*	Industrias Penoles S.A.B. de C.V.	22,899	294,170
*	Infraestructura Energetica Nova S.A.B. de C.V.	21,164	90,895
#	La Comer S.A.B. de C.V.	97,165	181,792
	Megacable Holdings S.A.B. de C.V.	157,636	577,176
*	Minera Frisco S.A.B. de C.V., Class A1	17,000	3,667
#*	Minera Frisco S.A.B. de C.V., Class A2	23,374	4,742
	Orbia Advance Corp. S.A.B. de C.V.	305,903	855,628
*	Organizacion Soriana S.A.B. de C.V., Class B	37,341	32,941
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	42,406	326,298
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,652	19,492
#	Qualitas Controladora S.A.B. de C.V.	33,274	181,096
#*	Regional S.A.B. de C.V.	7,562	38,581
#*	Telesites S.A.B. de C.V.	152,711	145,798
#*	Unifin Financiera S.A.B. de C.V.	59,640	68,717

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Wal-Mart de Mexico S.A.B. de C.V.	433,800	$1,422,587

TOTAL MEXICO			13,505,430

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	4,168	6,627
	Credicorp, Ltd.	5,271	629,358

TOTAL PERU			635,985

PHILIPPINES — (0.4%)
*	8990 Holdings, Inc.	160,200	24,294
	Alliance Global Group, Inc.	771,700	167,591
	Ayala Corp.	9,150	140,676
*	AyalaLand Logistics Holdings Corp.	407,000	25,663
*	Bloomberry Resorts Corp.	300,200	40,425
	Cebu Landmasters, Inc.	116,000	14,020
*	CEMEX Holdings Philippines, Inc.	1,275,697	30,698
	China Banking Corp.	115,500	59,990
	Cosco Capital, Inc.	555,300	57,911
	D&L Industries, Inc.	827,600	123,963
*	DITO CME Holdings Corp.	166,900	34,980
	DM Wenceslao and Associates, Inc.	47,000	6,729
*	DoubleDragon Properties Corp.	170,500	45,288
*	EEI Corp.	14,700	2,268
	Emperador, Inc.	439,800	90,452
	Filinvest Development Corp.	39,100	6,625
	Filinvest Land, Inc.	2,267,000	51,268
*	Global Ferronickel Holdings, Inc.	336,000	18,695
	GT Capital Holdings, Inc.	20,880	227,237
*	Integrated Micro-Electronics, Inc.	206,100	43,020
	International Container Terminal Services, Inc.	202,220	545,560
	JG Summit Holdings, Inc.	72,313	79,154
	Jollibee Foods Corp.	50,750	185,441
	LT Group, Inc.	257,400	71,706
*	MacroAsia Corp.	27,600	2,815
	Manila Electric Co.	10,430	59,021
*	Manila Water Co., Inc.	131,100	40,088
*	Megawide Construction Corp.	126,100	17,310
	Megaworld Corp.	1,750,900	114,315
	Metropolitan Bank & Trust Co.	324,129	295,838
	Nickel Asia Corp.	608,000	69,914
	Petron Corp.	844,100	59,712
	Philex Mining Corp.	143,000	20,152
*	Philippine National Bank	63,540	41,087
	Philippine Seven Corp.	24,690	54,890
*	Pilipinas Shell Petroleum Corp.	147,200	65,978
	Premium Leisure Corp.	695,000	5,905
	Puregold Price Club, Inc.	272,200	210,792
	Rizal Commercial Banking Corp.	34,700	13,167
	Robinsons Land Corp.	426,200	144,790
	Robinsons Retail Holdings, Inc.	108,970	118,902
	San Miguel Corp.	48,280	115,193
	Shakey’s Pizza Asia Ventures, Inc.	41,300	6,331
	SM Investments Corp.	6,360	126,917
	Universal Robina Corp.	45,940	130,592
	Vista Land & Lifescapes, Inc.	665,000	48,540
	Vistamalls, Inc.	23,100	1,867
	Wilcon Depot, Inc.	267,400	97,683

TOTAL PHILIPPINES			3,955,453

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (0.6%)
*	11 bit studios SA	239	$34,683
	AB SA	826	12,443
*	Alior Bank SA	9,508	70,430
*	Alumetal SA	2,255	35,666
	Amica SA	1,140	45,462
*	AmRest Holdings SE	9,027	75,041
	Apator SA	3,255	20,594
	Asseco Poland SA	11,853	219,920
	Asseco South Eastern Europe SA	2,364	25,172
*	Auto Partner SA	5,492	15,219
*	Bank Ochrony Srodowiska SA	5,571	12,484
*	Bank Polska Kasa Opieki SA	11,642	245,601
*	Benefit Systems SA	158	36,963
*	Boryszew SA	21,148	17,691
	Budimex SA	3,500	273,936
*	CCC SA	2,356	63,695
*	CD Projekt SA	4,274	195,666
	Celon Pharma SA	1,863	23,371
*	Ciech SA	7,885	81,038
	ComArch SA	1,063	65,068
	Cyfrowy Polsat SA	32,083	249,422
	Develia SA	27,380	22,027
*	Dino Polska SA	5,859	380,126
	Dom Development SA	3,035	120,590
*	Fabryki Mebli Forte SA	5,421	71,588
*	Famur SA	57,607	37,165
*	Globe Trade Centre SA	31,585	58,123
	Grupa Kety SA	2,905	470,600
*	Inter Cars SA	1,765	145,315
	Kernel Holding SA	8,799	118,270
*	KGHM Polska Miedz SA	12,077	618,090
	LiveChat Software SA	2,234	73,642
*	LPP SA	144	372,164
*	Mabion SA	916	15,269
*	mBank SA	2,374	146,845
	Neuca SA	284	53,030
	PlayWay SA	84	10,456
*	Powszechny Zaklad Ubezpieczen SA	44,926	386,614
*	Santander Bank Polska SA	974	57,618
	Stalexport Autostrady SA	24,162	22,741
	Tim SA/Siechnice	2,365	17,629
*	VRG SA	39,196	35,715
	Warsaw Stock Exchange	3,626	44,597
	Wawel SA	65	10,386
*	Wirtualna Polska Holding SA	592	15,634

TOTAL POLAND			5,123,799

QATAR — (0.6%)
	Commercial Bank PSQC (The)	182,978	271,118
	Aamal Co.	540,523	140,337
	Al Khaleej Takaful Group QSC	22,342	23,528
	Al Khalij Commercial Bank PQSC	114,376	67,990
	Al Meera Consumer Goods Co. QSC	35,144	185,706
	Barwa Real Estate Co.	170,831	151,581
	Doha Bank QPSC	74,458	53,781
	Doha Insurance Co. QSC	16,409	8,923
*	Gulf International Services QSC	279,769	119,873
	Gulf Warehousing Co.	54,264	76,281
	Industries Qatar QSC	21,466	79,209

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mannai Corp. QSC	30,057	$32,722
	Masraf Al Rayan QSC	212,753	261,065
	Mazaya Real Estate Development QPSC	501,436	160,624
	Medicare Group	12,658	32,975
	Mesaieed Petrochemical Holding Co.	323,563	171,136
	Ooredoo QPSC	110,440	214,847
	Qatar Fuel QSC	71,805	357,926
	Qatar Gas Transport Co., Ltd.	143,568	124,248
	Qatar Industrial Manufacturing Co. QSC	27,514	22,279
*	Qatar Insurance Co. SAQ	482,879	332,199
	Qatar International Islamic Bank QSC	132,365	335,983
	Qatar Islamic Bank SAQ	113,764	543,432
	Qatar Islamic Insurance Group	24,939	54,166
	Qatar National Bank QPSC	318,199	1,562,247
	Qatar Navigation QSC	38,670	79,356
	United Development Co. QSC	380,726	165,799
	Vodafone Qatar QSC	363,778	177,084

TOTAL QATAR			5,806,415

RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	22,873	37,192
	Globaltrans Investment P.L.C., GDR	19,351	120,363
	LSR Group PJSC, GDR	5,591	11,517
*	Mail.Ru Group, Ltd., GDR	7,680	171,264
	Mobile TeleSystems PJSC, Sponsored ADR	31,967	270,761
	PhosAgro PJSC, GDR	2,605	47,856
	PhosAgro PJSC, GDR	6,204	113,968
	Polyus PJSC, GDR	958	88,759
	Polyus PJSC, GDR	941	87,170
	QIWI P.L.C., Sponsored ADR	9,565	100,911
	Ros Agro P.L.C., GDR	9,010	106,138
	Sberbank of Russia PJSC, Sponsored ADR	47,251	743,883
	Sberbank of Russia PJSC, Sponsored ADR	42,042	663,002
	VTB Bank PJSC, GDR	102,771	136,274
	X5 Retail Group NV, GDR	16,084	493,779

TOTAL RUSSIA			3,192,837

SAUDI ARABIA — (2.5%)
	Abdullah Al Othaim Markets Co.	11,992	430,201
	Advanced Petrochemical Co.	26,423	570,491
*	Al Alamiya for Cooperative Insurance Co.	1,530	10,436
	Al Babtain Power & Telecommunication Co.	4,478	47,473
*	Al Etihad Cooperative Insurance Co.	2,567	16,092
*	Al Hammadi Co. for Development and Investment	12,467	114,014
*	Al Hassan Ghazi Ibrahim Shaker Co.	12,903	71,211
	Al Khaleej Training and Education Co.	12,961	83,667
	Al Moammar Information Systems Co.	3,168	88,620
	Al Rajhi Bank	95,840	2,523,393
*	Al Rajhi Co. for Co-operative Insurance	5,314	125,737
*	AlAbdullatif Industrial Investment Co.	7,617	41,339
	Alandalus Property Co.	7,249	50,087
	Aldrees Petroleum and Transport Services Co.	14,422	242,611
	Alinma Bank	138,372	730,641
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,839	20,307
	Arab National Bank	34,791	210,770
	Arabian Centres Co., Ltd.	11,519	76,139
*	Arabian Shield Cooperative Insurance Co.	2,358	18,505
	Arriyadh Development Co.	30,685	184,573

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Aseer Trading Tourism & Manufacturing Co.	14,692	$94,423
	Astra Industrial Group	14,037	117,508
*	AXA Cooperative Insurance Co.	3,559	35,156
	Bank AlBilad	68,465	682,726
	Bank Al-Jazira	99,089	503,796
	Banque Saudi Fransi	21,700	225,477
*	Basic Chemical Industries, Ltd.	1,702	17,597
*	Batic Investments and Logistic Co.	2,284	21,752
	Bawan Co.	7,386	71,583
*	Bupa Arabia for Cooperative Insurance Co.	15,409	474,173
*	Co. for Cooperative Insurance (The)	16,424	339,506
	Dallah Healthcare Co.	4,466	75,721
*	Dar Al Arkan Real Estate Development Co.	205,713	565,555
	Electrical Industries Co.	6,611	52,480
*	Emaar Economic City	96,925	276,649
*	Etihad Etisalat Co.	77,219	635,648
	Fitaihi Holding Group	8,277	70,700
	Halwani Brothers Co.	2,941	83,618
	Herfy Food Services Co.	3,218	52,195
	Jarir Marketing Co.	14,321	759,478
*	Jazan Energy and Development Co.	7,237	42,814
*	Leejam Sports Co. JSC	2,978	58,686
	Maharah Human Resources Co., Ltd.	7,074	136,125
*	Malath Cooperative Insurance Co.	3,324	21,215
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	3,250	21,335
*	Methanol Chemicals Co.	7,663	29,427
*	Middle East Healthcare Co.	4,887	48,722
*	Middle East Paper Co.	8,991	58,901
*	Mobile Telecommunications Co. Saudi Arabia	90,128	363,158
	Mouwasat Medical Services Co.	10,470	494,065
*	Nama Chemicals Co.	3,503	35,271
*	National Agriculture Development Co. (The)	7,792	84,353
*	National Co., for Glass Manufacturing (The)	10,047	97,370
	National Co., for Learning & Education	839	11,331
	National Commercial Bank	157,120	2,378,949
*	National Gas & Industrialization Co.	8,101	79,677
*	National Industrialization Co.	43,380	221,471
	National Medical Care Co.	5,453	83,624
	National Petrochemical Co.	11,720	151,143
*	Rabigh Refining & Petrochemical Co.	46,156	251,318
	Riyad Bank	72,744	516,670
	SABIC Agri-Nutrients Co.	29,505	824,481
	Saudi Airlines Catering Co.	2,874	58,317
*	Saudi Arabian Mining Co.	11,939	181,713
	Saudi Automotive Services Co.	6,110	59,471
	Saudi Basic Industries Corp.	8,716	287,254
	Saudi British Bank (The)	20,910	171,176
*	Saudi Ceramic Co.	10,634	141,646
*	Saudi Chemical Co., Holding	10,454	105,465
	Saudi Co. For Hardware CJSC	6,478	120,029
*	Saudi Ground Services Co.	4,861	45,249
	Saudi Industrial Investment Group	40,889	385,516
	Saudi Industrial Services Co.	7,491	94,247
	Saudi Investment Bank (The)	21,202	105,836
*	Saudi Kayan Petrochemical Co.	149,034	720,972
*	Saudi Marketing Co.	7,310	73,973
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,900	46,493
*	Saudi Printing & Packaging Co.	9,351	63,465
*	Saudi Public Transport Co.	19,742	127,540

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Re for Cooperative Reinsurance Co.	6,792	$25,652
*	Saudi Real Estate Co.	13,765	70,493
*	Saudi Research & Marketing Group	13,426	323,356
	Saudi Telecom Co.	34,788	1,176,264
	Saudia Dairy & Foodstuff Co.	5,152	231,458
	Savola Group (The)	69,807	742,026
*	Seera Group Holding	58,482	310,317
	United Electronics Co.	6,908	221,456
	United International Transportation Co.	9,496	107,884
	Yanbu National Petrochemical Co.	18,079	351,020

TOTAL SAUDI ARABIA			23,170,442

SOUTH AFRICA — (2.4%)
	AECI, Ltd.	27,759	194,550
	Afrimat, Ltd.	16,708	55,815
	Alexander Forbes Group Holdings, Ltd.	175,103	46,065
	Allied Electronics Corp., Ltd., Class A	55,425	45,236
	Alviva Holdings, Ltd.	10,377	9,113
	Anglo American Platinum, Ltd.	2,938	401,215
	AngloGold Ashanti, Ltd.	23,308	480,780
	AngloGold Ashanti, Ltd., Sponsored ADR	3,612	74,335
*	Aspen Pharmacare Holdings, Ltd.	49,034	545,675
*	Barloworld, Ltd.	48,616	320,388
*	Bid Corp., Ltd.	64,894	1,279,035
	Bidvest Group, Ltd. (The)	60,135	694,411
*	Blue Label Telecoms, Ltd.	146,716	43,502
*	Brait P.L.C.	103,172	18,936
	Cashbuild, Ltd.	4,133	87,294
	Clicks Group, Ltd.	49,572	826,662
	Coronation Fund Managers, Ltd.	45,762	173,939
*	DataTec, Ltd.	71,287	140,047
*	Dis-Chem Pharmacies, Ltd.	91,901	148,820
	Discovery, Ltd.	47,071	427,405
*	Distell Group Holdings, Ltd.	16,390	142,436
*	EOH Holdings, Ltd.	18,586	9,960
*	Famous Brands, Ltd.	4,317	17,220
*	Foschini Group, Ltd. (The)	31,674	251,210
	Gold Fields, Ltd.	6,214	58,312
	Gold Fields, Ltd., Sponsored ADR	165,295	1,550,467
	Hudaco Industries, Ltd.	9,126	69,148
	Impala Platinum Holdings, Ltd.	56,826	1,061,853
	Imperial Logistics, Ltd.	24,870	81,305
	Investec, Ltd.	34,939	132,839
	Italtile, Ltd.	106,697	125,693
*	KAP Industrial Holdings, Ltd.	259,575	72,502
	Kumba Iron Ore, Ltd.	14,387	651,978
	Lewis Group, Ltd.	9,835	20,764
*	Liberty Holdings, Ltd.	23,904	94,871
*	Life Healthcare Group Holdings, Ltd.	186,338	244,599
*	Long4Life, Ltd.	101,070	29,085
*	Massmart Holdings, Ltd.	28,257	104,703
	Metair Investments, Ltd.	14,700	23,053
	MiX Telematics, Ltd., Sponsored ADR	2,282	29,461
	Momentum Metropolitan Holdings	142,464	189,757
	Motus Holdings, Ltd.	37,646	235,939
	Mpact, Ltd.	55,728	86,151
	Mr. Price Group, Ltd.	32,442	405,846
	MultiChoice Group, Ltd.	91,912	790,994
*	Murray & Roberts Holdings, Ltd.	39,582	27,450

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Nampak, Ltd.	69,372	$14,720
	Naspers, Ltd., Class N	17,733	4,035,676
	NEPI Rockcastle P.L.C.	43,794	294,900
	Ninety One, Ltd.	10,455	34,705
*	Northam Platinum, Ltd.	16,112	277,072
	Old Mutual, Ltd.	497,071	432,673
*	Omnia Holdings, Ltd.	47,200	165,898
*	Pepkor Holdings, Ltd.	107,692	119,575
	Pick n Pay Stores, Ltd.	40,523	151,572
	PSG Group, Ltd.	35,706	184,322
	PSG Konsult, Ltd.	151,180	112,158
	Raubex Group, Ltd.	26,464	48,168
	Reunert, Ltd.	37,486	125,860
	Royal Bafokeng Platinum, Ltd.	15,020	113,701
	Sanlam, Ltd.	136,301	526,224
*	Santam, Ltd.	8,286	146,395
*	Sappi, Ltd.	59,971	201,910
	Sibanye Stillwater, Ltd.	162,177	754,512
	SPAR Group, Ltd. (The)	64,653	816,125
*	Spur Corp., Ltd.	12,451	16,480
*	Transaction Capital, Ltd.	107,209	242,454
	Truworths International, Ltd.	47,318	157,142
*	Wilson Bayly Holmes-Ovcon, Ltd.	15,695	116,018
*	Woolworths Holdings, Ltd.	109,724	372,241

TOTAL SOUTH AFRICA			21,981,320

SOUTH KOREA — (15.6%)
*	Able C&C Co., Ltd.	1,620	10,739
	ABOV Semiconductor Co., Ltd.	4,850	72,973
	Advanced Nano Products Co., Ltd.	823	22,134
	Advanced Process Systems Corp.	2,898	73,425
	Aekyung Industrial Co., Ltd.	1,274	29,855
	Aekyung Petrochemical Co., Ltd.	4,552	58,273
*	AeroSpace Technology of Korea, Inc.	6,981	37,835
	AfreecaTV Co., Ltd.	2,396	191,703
*	Agabang&Company	9,239	42,879
	Ahn-Gook Pharmaceutical Co., Ltd.	1,820	21,239
	Ahnlab, Inc.	1,018	60,137
*	Ajin Industrial Co., Ltd.	8,452	26,864
	AK Holdings, Inc.	798	22,191
*	Alteogen, Inc.	3,261	235,846
*	ALUKO Co., Ltd.	10,456	45,853
*	Amicogen, Inc.	1,290	39,510
	Amorepacific Corp.	3,492	846,478
	AMOREPACIFIC Group	8,104	534,689
*	Amotech Co., Ltd.	615	16,770
*	Ananti, Inc.	3,404	24,391
*	Anterogen Co., Ltd.	544	25,903
*	Apact Co., Ltd.	1,984	12,028
*	Aprogen KIC, Inc.	8,782	16,469
*	Aprogen pharmaceuticals, Inc.	34,948	37,301
*	APS Holdings Corp.	4,675	50,452
*	Ascendio Co., Ltd.	1,485	1,502
	Asia Paper Manufacturing Co., Ltd.	1,042	51,997
*	A-Tech Solution Co., Ltd.	1,146	16,541
	Autech Corp.	2,321	27,991
	Avaco Co., Ltd.	2,470	28,397
	Avatec Co., Ltd.	514	9,218
	Baiksan Co., Ltd.	3,543	29,161

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Bcworld Pharm Co., Ltd.	1,283	$20,356
	BGF Co., Ltd.	7,644	47,386
	BGF retail Co., Ltd.	1,878	257,787
	BH Co., Ltd.	5,500	88,640
*	Binex Co., Ltd.	2,460	63,941
	Binggrae Co., Ltd.	975	54,257
*	BioSmart Co., Ltd.	4,145	25,665
	BIT Computer Co., Ltd.	2,463	20,652
	BNK Financial Group, Inc.	32,857	226,365
	Boditech Med, Inc.	3,848	84,590
	Bookook Securities Co., Ltd.	462	10,504
	Boryung Pharmaceutical Co., Ltd.	4,833	115,915
	Bukwang Pharmaceutical Co., Ltd.	2,589	50,234
	Busan City Gas Co., Ltd.	1,015	57,436
*	BYON Co., Ltd.	9,437	11,428
	Byucksan Corp.	8,835	34,743
*	Cafe24 Corp.	2,760	80,854
*	CammSys Corp.	12,621	28,278
	Camus Engineering & Construction, Inc.	8,563	20,216
	Caregen Co., Ltd.	272	15,952
	Cell Biotech Co., Ltd.	476	8,033
*	Celltrion Healthcare Co., Ltd.	4,839	486,456
*	Celltrion Pharm, Inc.	1,180	140,389
*	Celltrion, Inc.	8,220	1,956,711
*	Chabiotech Co., Ltd.	3,374	57,139
	Changhae Ethanol Co., Ltd.	2,011	24,301
*	Charm Engineering Co., Ltd.	14,383	20,334
	Cheil Worldwide, Inc.	27,976	550,945
	Chemtronics Co., Ltd.	1,649	39,267
*	ChinHung International, Inc.	10,878	24,496
	Chips&Media, Inc.	2,203	31,547
*	Choa Pharmaceutical Co.	5,319	20,352
	Chong Kun Dang Pharmaceutical Corp.	1,814	225,716
	Chongkundang Holdings Corp.	731	70,769
	Chosun Refractories Co., Ltd.	299	24,124
	Chunbo Co., Ltd.	386	62,577
	Chungdahm Learning, Inc.	625	14,972
#*	CJ CGV Co., Ltd.	3,232	75,647
	CJ CheilJedang Corp.	2,664	945,579
	CJ Corp.	4,599	393,702
	CJ ENM Co., Ltd.	2,904	374,678
*	CJ Freshway Corp.	2,009	43,166
*	CJ Logistics Corp.	1,926	296,196
	CKD Bio Corp.	876	58,310
	Classys, Inc.	1,032	13,567
	Clean & Science Co., Ltd.	1,098	24,684
	CLIO Cosmetics Co., Ltd.	1,585	32,588
*	Cloud Air Co., Ltd.	12,988	18,886
*	CMG Pharmaceutical Co., Ltd.	8,816	34,465
*	CoAsia Corp.	1,998	20,168
	Com2uSCorp.	1,324	174,872
*	Comtec Systems Co., Ltd.	14,961	17,740
*	Coreana Cosmetics Co., Ltd.	4,618	19,383
*	Corentec Co., Ltd.	1,534	25,162
	Cosmax BTI, Inc.	1,055	16,021
*	Cosmax, Inc.	3,100	337,207
*	CosmoAM&T Co., Ltd.	1,875	44,409
	Coway Co., Ltd.	21,644	1,296,984
	Coweaver Co., Ltd.	1,455	11,924

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cowell Fashion Co., Ltd.	6,218	$36,955
*	CrystalGenomics, Inc.	5,676	41,922
	CS Wind Corp.	2,368	162,682
	Cuckoo Holdings Co., Ltd.	336	42,411
	Cuckoo Homesys Co., Ltd.	1,518	57,468
*	Curexo, Inc.	2,147	21,178
	D.I Corp.	7,531	52,900
	Dae Han Flour Mills Co., Ltd.	177	25,441
	Dae Hwa Pharmaceutical Co., Ltd.	1,232	13,356
	Dae Hyun Co., Ltd.	9,204	21,152
	Dae Won Kang Up Co., Ltd.	9,092	34,541
	Daea TI Co., Ltd.	5,700	28,178
	Daebongls Co., Ltd.	2,018	19,294
*	Daechang Co., Ltd.	9,952	21,963
	Daedong Corp.	2,998	28,738
	Daeduck Co., Ltd.	5,273	33,994
	Daeduck Electronics Co., Ltd.	3,691	50,442
*	Daehan New Pharm Co., Ltd.	1,230	12,830
*	Dae-Il Corp.	5,949	24,279
	Daejung Chemicals & Metals Co., Ltd.	974	26,171
	Daekyo Co., Ltd.	2,127	8,322
	Daelim B&Co Co., Ltd.	3,143	20,952
*	Daelim C&S Co., Ltd.	1,410	18,820
*	Daemyung Sonoseason Co., Ltd.	25,454	31,488
	Daesang Corp.	5,072	117,665
	Daesang Holdings Co., Ltd.	1,529	15,374
	Daesung Holdings Co., Ltd.	606	17,772
	Daewon Pharmaceutical Co., Ltd.	3,980	60,136
	Daewon San Up Co., Ltd.	2,161	15,898
*	Daewoo Engineering & Construction Co., Ltd.	74,457	492,460
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,886	94,888
	Daewoong Co., Ltd.	2,917	94,753
	Daewoong Pharmaceutical Co., Ltd.	534	63,682
	Daihan Pharmaceutical Co., Ltd.	1,066	39,383
	Daishin Securities Co., Ltd.	8,360	145,465
*	Danal Co., Ltd.	7,674	53,167
	Danawa Co., Ltd.	2,875	78,446
	Daou Data Corp.	2,671	32,063
	Daou Technology, Inc.	3,520	83,882
*	Dasan Networks, Inc.	3,773	32,470
	Dawonsys Co., Ltd.	3,163	54,824
	DB Financial Investment Co., Ltd.	6,205	39,525
	DB Insurance Co., Ltd.	18,271	802,793
*	DB, Inc.	36,593	30,531
	Dentium Co., Ltd.	1,976	105,655
	Deutsch Motors, Inc.	5,379	37,374
	DGB Financial Group, Inc.	25,043	199,225
	DHP Korea Co., Ltd.	3,594	26,480
	DI Dong Il Corp.	315	51,324
	Digital Chosun Co., Ltd.	5,961	20,376
	Digital Daesung Co., Ltd.	3,058	21,790
	Digital Power Communications Co., Ltd.	2,567	32,198
*	DIO Corp.	2,186	80,018
	DL Construction Co., Ltd.	1,190	37,883
*	DL E&C Co., Ltd.	4,608	547,890
	DL Holdings Co., Ltd.	3,675	311,396
	DMS Co., Ltd.	7,907	60,658
	DNF Co., Ltd.	1,966	42,296
	Dohwa Engineering Co., Ltd.	2,708	22,461

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dong A Eltek Co., Ltd.	1,716	$15,941
	Dong-A ST Co., Ltd.	1,550	116,636
	Dong-Ah Geological Engineering Co., Ltd.	2,634	43,073
*	Dongıbang Transport Logistics Co., Ltd.	7,265	44,216
	Dongbu Corp.	2,682	30,822
	Dongjin Semichem Co., Ltd.	11,080	305,172
	DongKook Pharmaceutical Co., Ltd.	6,285	159,838
	Dongkuk Steel Mill Co., Ltd.	18,287	391,689
	Dongsuh Cos., Inc.	3,683	103,837
	Dongsung Chemical Co., Ltd.	8,303	47,183
	Dongsung Finetec Co., Ltd.	6,192	73,946
*	Dongsung Pharmaceutical Co., Ltd.	1,400	14,609
*	Dongwha Enterprise Co., Ltd.	702	45,408
	Dongwha Pharm Co., Ltd.	3,999	55,161
	Dongwon Development Co., Ltd.	11,403	65,798
	Dongwon F&B Co., Ltd.	237	43,258
	Dongwon Industries Co., Ltd.	374	90,674
	Dongwon Systems Corp.	1,256	48,786
	Dongyang E&P, Inc.	1,464	24,444
*	Doosan Bobcat, Inc.	11,675	477,415
	Doosan Co., Ltd.	1,298	73,618
*	Doosan Fuel Cell Co., Ltd.	2,174	87,597
*	Doosan Heavy Industries & Construction Co., Ltd.	37,305	464,806
*	Doosan Infracore Co., Ltd.	39,191	379,620
	DoubleUGames Co., Ltd.	1,843	105,256
	Douzone Bizon Co., Ltd.	6,337	478,837
	Dreamtech Co., Ltd.	2,649	23,241
*	DSK Co., Ltd.	3,379	19,743
	DTR Automotive Corp.	464	13,433
*	Duk San Neolux Co., Ltd.	1,914	73,928
	DY Corp.	2,748	13,986
	DY POWER Corp.	1,368	23,933
	DYPNF Co., Ltd.	419	10,510
*	E& Corp. Co., Ltd.	2,563	28,449
	E1 Corp.	1,387	57,260
	EBEST Investment & Securities Co., Ltd.	1,937	14,663
	Echo Marketing, Inc.	5,576	117,522
	Ecopro BM Co., Ltd.	760	123,054
	Ecopro Co., Ltd.	7,827	526,327
	e-Credible Co., Ltd.	854	16,282
	Eehwa Construction Co., Ltd.	2,379	14,579
*	Ehwa Technologies Information Co., Ltd.	253,023	57,549
	e-LITECOM Co., Ltd.	1,118	12,102
	E-MART, Inc.	4,435	666,573
*	EMKOREA Co., Ltd.	4,545	20,544
*	EM-Tech Co., Ltd.	3,270	59,239
	ENF Technology Co., Ltd.	4,649	162,590
	Eo Technics Co., Ltd.	1,073	112,651
*	Eubiologics Co., Ltd.	2,113	57,388
	Eugene Corp.	11,683	60,917
	Eugene Investment & Securities Co., Ltd.	13,616	56,792
	Eugene Technology Co., Ltd.	1,647	70,654
	Eusu Holdings Co., Ltd.	1,499	11,292
*	E-World	5,767	18,189
*	Exem Co., Ltd.	4,667	20,600
	Exicon Co., Ltd.	1,987	26,759
	F&F Co., Ltd.	1,909	308,914
	Farmsco	1,528	11,364
	FarmStory Co., Ltd.	10,843	21,888

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Fila Holdings Corp.	12,999	$531,199
	Fine Semitech Corp.	3,078	78,144
*	Fine Technix Co., Ltd.	3,676	21,092
*	FINETEK Co., Ltd.	8,494	11,086
	Gabia, Inc.	3,274	43,727
*	GAEASOFT	3,435	69,084
*	Gamevil, Inc.	880	33,438
*	Gemvaxlink Co., Ltd.	20,885	29,770
*	Genematrix, Inc.	1,473	24,845
*	Genexine, Inc.	1,252	114,065
*	Genie Music Corp.	5,966	32,489
*	GenoFocus, Inc.	2,716	22,796
*	Geumhwa PSC Co., Ltd.	908	26,630
	Global Standard Technology Co., Ltd.	3,362	78,096
*	GMB Korea Corp.	1,496	10,022
	GnCenergy Co., Ltd.	4,292	22,047
*	GNCO Co., Ltd.	16,338	13,320
	GOLFZON Co., Ltd.	722	60,895
	Golfzon Newdin Holdings Co., Ltd.	4,684	31,120
	Green Cross Cell Corp.	926	34,826
	Green Cross Corp.	966	293,219
	Green Cross Holdings Corp.	3,233	105,924
	Green Cross LabCell Corp.	422	39,305
	GS Engineering & Construction Corp.	17,207	680,548
*	GS Global Corp.	8,402	21,360
	GS Holdings Corp.	13,782	531,406
	GS Home Shopping, Inc.	794	105,876
	GS Retail Co., Ltd.	7,228	231,973
*	G-treeBNT Co., Ltd.	1,938	23,012
	Gwangju Shinsegae Co., Ltd.	147	22,776
	Hae In Corp.	3,033	20,320
	HAESUNG DS Co., Ltd.	2,906	90,426
	Haimarrow Food Service Co., Ltd.	8,690	27,907
	Haitai Confectionery & Foods Co., Ltd.	2,093	18,172
	Halla Corp.	3,536	18,864
	Halla Holdings Corp.	747	27,297
	Han Kuk Carbon Co., Ltd.	8,437	96,999
	Hana Financial Group, Inc.	37,881	1,552,719
*	Hana Micron, Inc.	5,304	68,479
*	Hana Tour Service, Inc.	642	37,931
*	Hanall Biopharma Co., Ltd.	3,594	74,175
	HanChang Paper Co., Ltd.	8,720	18,646
*	Hancom MDS, Inc.	1,749	24,839
*	Hancom, Inc.	4,340	71,528
	Handok, Inc.	2,093	54,343
	Handsome Co., Ltd.	3,509	136,581
*	Hanjin Heavy Industries & Construction Co., Ltd.	8,246	64,361
	Hanjin Transportation Co., Ltd.	2,334	82,579
	Hankook Shell Oil Co., Ltd.	254	60,804
	Hanmi Pharm Co., Ltd.	416	126,104
	Hanmi Science Co., Ltd.	1,178	73,006
	Hanmi Semiconductor Co., Ltd.	4,533	139,522
	HanmiGlobal Co., Ltd.	2,145	22,869
	Hanon Systems	23,708	345,358
*	Hans Biomed Corp.	918	11,679
	Hansae Co., Ltd.	3,607	78,783
	Hansae Yes24 Holdings Co., Ltd.	1,422	11,283
	Hanshin Construction	2,346	56,345
	Hansol Chemical Co., Ltd.	3,701	819,153

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Holdings Co., Ltd.	10,383	$41,875
*	Hansol HomeDeco Co., Ltd.	19,281	35,146
	Hansol Logistics Co., Ltd.	7,255	22,599
	Hansol Paper Co., Ltd.	3,654	51,111
*	Hansol Technics Co., Ltd.	9,847	87,755
	Hanssem Co., Ltd.	1,793	179,834
*	Hanwha General Insurance Co., Ltd.	15,325	65,692
*	Hanwha Investment & Securities Co., Ltd.	36,473	170,303
	Hanwha Life Insurance Co., Ltd.	80,264	252,373
*	Hanwha Solutions Corp.	23,306	956,581
	Hanyang Eng Co., Ltd.	4,035	65,455
	Hanyang Securities Co., Ltd.	2,979	38,037
	HB Technology Co., Ltd.	20,026	59,791
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,865	372,552
	HDC Hyundai Engineering Plastics Co., Ltd.	2,052	10,905
*	Heungkuk Fire & Marine Insurance Co., Ltd.	8,923	35,905
	HIMS Co., Ltd.	1,879	22,109
	Hite Jinro Co., Ltd.	9,012	281,645
	Hitejinro Holdings Co., Ltd.	2,275	32,598
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	41,419
*	HLB Life Science Co., Ltd.	4,116	40,051
*	HLB POWER Co., Ltd.	18,303	27,824
#*	HLB, Inc.	6,060	180,338
*	HMM Co., Ltd.	5,519	193,693
*	HNT Electronics Co., Ltd.	471	152
*	Home Center Holdings Co., Ltd.	29,955	28,750
*	Homecast Co., Ltd.	6,694	18,035
	Hotel Shilla Co., Ltd.	10,203	790,300
	HS Industries Co., Ltd.	11,008	79,987
*	HSD Engine Co., Ltd.	3,744	33,364
	Huchems Fine Chemical Corp.	6,279	122,176
*	Hugel, Inc.	747	123,716
*	Humasis Co., Ltd.	2,901	63,927
*	Humax Co., Ltd.	3,727	15,073
	Humedix Co., Ltd.	967	33,809
*	Huneed Technologies	2,154	16,268
	Huons Co., Ltd.	1,542	104,838
	Huons Global Co., Ltd.	1,541	102,595
	Huvis Corp.	1,853	17,523
	Huvitz Co., Ltd.	2,931	23,538
	Hwaseung Enterprise Co., Ltd.	4,601	76,038
	HwaSung Industrial Co., Ltd.	2,547	29,946
	Hy-Lok Corp.	2,158	37,008
*	Hyosung Advanced Materials Corp.	574	197,321
*	Hyosung Chemical Corp.	792	286,832
	Hyosung Corp.	1,624	144,811
*	Hyosung Heavy Industries Corp.	1,225	76,674
	Hyosung TNC Corp.	663	429,507
	HyosungITX Co., Ltd.	577	10,182
	Hyundai Bioland Co., Ltd.	797	16,149
*	Hyundai Bioscience Co., Ltd.	2,194	81,980
*	Hyundai Construction Equipment Co., Ltd.	4,448	222,233
	Hyundai Corp Holdings, Inc.	427	5,725
	Hyundai Corp.	2,484	47,833
	Hyundai Department Store Co., Ltd.	1,609	133,803
*	Hyundai Electric & Energy System Co., Ltd.	5,630	110,840
	Hyundai Elevator Co., Ltd.	5,853	238,037
	Hyundai Engineering & Construction Co., Ltd.	13,965	630,914
	Hyundai Ezwel Co., Ltd.	2,664	23,644

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Futurenet Co., Ltd.	10,819	$44,037
	Hyundai Greenfood Co., Ltd.	11,807	103,051
	Hyundai Heavy Industries Holdings Co., Ltd.	9,540	601,991
	Hyundai Home Shopping Network Corp.	1,520	107,488
	Hyundai Livart Furniture Co., Ltd.	3,789	60,943
	Hyundai Marine & Fire Insurance Co., Ltd.	22,071	481,852
*	Hyundai Mipo Dockyard Co., Ltd.	4,631	355,518
	Hyundai Mobis Co., Ltd.	5,430	1,314,211
	Hyundai Motor Co.	9,493	1,805,111
	Hyundai Motor Securities Co., Ltd.	3,975	50,395
*	Hyundai Rotem Co., Ltd.	13,382	241,878
	Hyundai Steel Co.	7,655	380,518
	Hyundai Wia Corp.	3,646	227,503
	HyVision System, Inc.	2,448	29,556
*	iA, Inc.	55,879	67,499
	ICD Co., Ltd.	4,838	68,507
	IDIS Holdings Co., Ltd.	952	11,363
*	IHQ, Inc.	21,803	45,320
*	Il Dong Pharmaceutical Co., Ltd.	1,856	25,763
	Iljin Diamond Co., Ltd.	505	18,811
*	Iljin Display Co., Ltd.	4,273	18,328
	Iljin Holdings Co., Ltd.	3,921	19,461
	Iljin Materials Co., Ltd.	1,000	61,781
	Ilshin Spinning Co., Ltd.	139	12,621
*	Ilshin Stone Co., Ltd.	10,080	18,555
	ilShinbiobase Co., Ltd.	4,015	20,853
	Ilsung Pharmaceuticals Co., Ltd.	190	14,402
	Ilyang Pharmaceutical Co., Ltd.	1,351	46,261
	iMarketKorea, Inc.	5,701	62,439
	InBody Co., Ltd.	2,699	49,610
	Industrial Bank of Korea	29,727	258,733
	Innocean Worldwide, Inc.	2,817	151,677
	InnoWireless, Inc.	369	14,822
*	Inscobee, Inc.	5,576	15,092
	Intekplus Co., Ltd.	1,317	29,207
	Intelligent Digital Integrated Security Co., Ltd.	826	20,539
*	Interflex Co., Ltd.	2,044	21,994
	Interojo Co., Ltd.	1,204	26,278
	Interpark Corp.	11,825	48,677
	INTOPS Co., Ltd.	2,082	56,534
*	iNtRON Biotechnology, Inc.	2,728	56,155
	Inzi Controls Co., Ltd.	2,405	45,947
	INZI Display Co., Ltd.	4,504	13,985
*	Iones Co., Ltd.	3,098	22,760
	IS Dongseo Co., Ltd.	2,229	133,540
	ISC Co., Ltd.	1,555	31,574
	i-SENS, Inc.	790	20,142
	ISU Chemical Co., Ltd.	4,662	56,439
*	IsuPetasys Co., Ltd.	5,021	18,073
*	ITCEN Co., Ltd.	3,694	19,487
	It’s Hanbul Co., Ltd.	364	8,442
*	Jahwa Electronics Co., Ltd.	2,558	46,143
	JASTECH, Ltd.	1,874	12,470
	JB Financial Group Co., Ltd.	26,941	176,755
	JC Hyun System, Inc.	3,328	24,408
*	Jcontentree Corp.	1,218	51,053
*	Jeju Air Co., Ltd.	457	9,864
*	Jeju Semiconductor Corp.	3,253	19,546
	Jinsung T.E.C.	1,739	23,619

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JLS Co., Ltd.	1,866	$11,306
*	JNK Heaters Co., Ltd.	1,897	12,251
*	JNTC Co., Ltd.	2,483	22,347
*	JoyCity Corp.	1,842	16,167
*	Jusung Engineering Co., Ltd.	9,936	118,548
	JVM Co., Ltd.	1,438	24,298
	JW Holdings Corp.	3,455	14,885
	JW Life Science Corp.	1,759	30,742
	JW Pharmaceutical Corp.	979	25,587
	JYP Entertainment Corp.	5,005	147,638
	Kakao Corp.	12,270	1,249,414
	Kangnam Jevisco Co., Ltd.	731	19,428
*	Kangwon Land, Inc.	12,679	287,123
	KAON Media Co., Ltd.	3,057	34,218
	KB Financial Group, Inc.	32,413	1,595,646
	KB Financial Group, Inc., ADR	434	21,231
	KC Co., Ltd.	2,179	56,207
	KC Tech Co., Ltd.	1,797	48,299
	KCC Corp.	1,119	314,024
	KCC Engineering & Construction Co., Ltd.	1,061	10,286
	KCC Glass Corp.	1,315	70,184
	KCI, Ltd.	1,125	9,663
	KCTC	3,591	27,562
*	KEC Corp.	10,697	21,144
	KEPCO Engineering & Construction Co., Inc.	3,047	104,979
	KEPCO Plant Service & Engineering Co., Ltd.	9,588	292,076
*	KEYEAST Co., Ltd.	5,064	68,029
	KG Chemical Corp.	2,770	69,687
	Kginicis Co., Ltd.	5,202	93,340
	KGMobilians Co., Ltd.	2,100	20,382
*	KH Electron Co., Ltd.	13,460	14,233
*	KH FEELUX Co., Ltd.	13,461	45,788
*	KH Vatec Co., Ltd.	2,152	40,700
	Kia Corp.	35,521	2,463,821
*	KineMaster Corp.	1,167	56,401
	KINX, Inc.	659	40,911
	KISCO Corp.	2,079	22,022
	KISWIRE, Ltd.	2,321	56,632
	KIWOOM Securities Co., Ltd.	4,147	491,028
	KM Corp.	1,860	19,271
*	KMH Hitech Co., Ltd.	13,170	23,279
#*	KMW Co., Ltd.	5,751	295,857
	Koh Young Technology, Inc.	6,350	158,190
	Kolmar BNH Co., Ltd.	2,452	111,736
	Kolmar Korea Co., Ltd.	2,823	141,450
	Kolmar Korea Holdings Co., Ltd.	2,189	57,456
	Kolon Corp.	491	13,975
	Kolon Global Corp.	1,203	26,056
	Kolon Industries, Inc.	6,283	339,971
*	Kolon Life Science, Inc.	491	10,874
	KoMiCo, Ltd.	1,679	96,415
*	Komipharm International Co., Ltd.	2,323	21,541
	Kopla Co., Ltd.	4,133	21,507
	Korea Alcohol Industrial Co., Ltd.	3,300	43,396
	Korea Asset In Trust Co., Ltd.	16,039	66,737
	Korea Cast Iron Pipe Industries Co., Ltd.	1,260	11,750
*	Korea Circuit Co., Ltd.	2,289	26,170
	Korea Electric Terminal Co., Ltd.	1,432	95,354
*	Korea Gas Corp.	6,080	190,491

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Information & Communications Co., Ltd.	2,687	$21,506
	Korea Information Certificate Authority, Inc.	3,472	21,093
	Korea Investment Holdings Co., Ltd.	8,926	896,063
	Korea Petrochemical Ind Co., Ltd.	694	195,184
	Korea Real Estate Investment & Trust Co., Ltd.	35,312	73,355
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,389	877,181
	Korea United Pharm, Inc.	1,508	70,684
	Korea Zinc Co., Ltd.	871	348,414
	Korean Reinsurance Co.	22,283	183,547
	Kortek Corp.	1,790	17,430
*	KOSES Co., Ltd.	2,319	17,714
*	KPM Tech Co., Ltd.	16,691	43,461
	KPX Chemical Co., Ltd.	576	36,590
*	KSIGN Co., Ltd.	14,785	25,117
*	KT Hitel Co., Ltd.	5,035	55,874
	KT Skylife Co., Ltd.	6,097	48,514
	KT Submarine Co., Ltd.	3,155	17,612
	KTB Investment & Securities Co., Ltd.	4,113	21,436
	KTCS Corp.	7,593	19,637
	Kukbo Design Co., Ltd.	981	20,174
	Kukdo Chemical Co., Ltd.	729	59,108
	Kukdong Corp.	5,523	19,009
	Kukdong Oil & Chemicals Co., Ltd.	4,500	21,552
*	Kukje Pharma Co., Ltd.	1,483	9,979
*	Kum Yang Co., Ltd.	3,102	14,042
	Kumho Petrochemical Co., Ltd.	4,660	1,083,140
*	Kumho Tire Co., Inc.	13,666	49,321
	KUMHOE&C Co., Ltd.	8,092	72,954
	Kumkang Kind Co., Ltd.	5,636	32,088
	Kwang Dong Pharmaceutical Co., Ltd.	10,748	86,167
	Kyeryong Construction Industrial Co., Ltd.	1,770	54,465
	Kyobo Securities Co., Ltd.	2,422	18,272
	Kyongbo Pharmaceutical Co., Ltd.	1,775	22,659
	Kyung Dong Navien Co., Ltd.	1,819	90,011
*	Kyung Nam Pharm Co., Ltd.	2,049	12,885
	Kyungbang Co., Ltd.	3,048	35,955
*	Kyungchang Industrial Co., Ltd.	3,490	10,251
	Kyungdong Pharm Co., Ltd.	3,349	31,091
	Kyung-In Synthetic Corp.	9,504	58,593
	L&C Bio Co., Ltd.	1,177	34,515
	L&F Co., Ltd.	1,180	95,586
*	LabGenomics Co., Ltd.	987	22,097
	LB Semicon, Inc.	6,010	74,083
	LEENO Industrial, Inc.	1,988	289,775
	LF Corp.	5,047	82,129
	LG Chem, Ltd.	3,795	3,168,018
	LG Electronics, Inc.	27,089	3,805,790
	LG Hausys, Ltd.	1,695	138,168
	LG HelloVision Co., Ltd.	6,102	29,182
	LG Household & Health Care, Ltd.	1,339	1,849,330
	LG Innotek Co., Ltd.	4,549	816,303
	LMS Co., Ltd.	1,448	13,812
	LOT Vacuum Co., Ltd.	2,528	39,016
	Lotte Chemical Corp.	1,833	497,614
	Lotte Chilsung Beverage Co., Ltd.	845	106,196
	Lotte Confectionery Co., Ltd.	360	43,918
	Lotte Corp.	5,225	171,476
*	Lotte Data Communication Co.	368	12,569
	LOTTE Fine Chemical Co., Ltd.	4,057	246,692

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LOTTE Himart Co., Ltd.	1,829	$63,669
*	Lotte Non-Life Insurance Co., Ltd.	13,922	23,343
	Lotte Shopping Co., Ltd.	1,696	188,514
*	Lotte Tour Development Co., Ltd.	2,935	48,470
	LS Corp.	4,585	300,174
	LS Electric Co., Ltd.	4,112	209,649
*	Lumens Co., Ltd.	6,480	8,039
*	Lutronic Corp.	2,064	21,531
*	LVMC Holdings	13,531	44,626
	Macquarie Korea Infrastructure Fund	70,620	764,811
	Maeil Dairies Co., Ltd.	760	50,953
	Maeil Holdings Co., Ltd.	1,193	10,716
*	Mando Corp.	5,159	269,361
	Mcnex Co., Ltd.	2,935	125,932
	ME2ON Co., Ltd.	3,372	20,405
	Mediana Co., Ltd.	1,264	19,459
*	Medipost Co., Ltd.	1,643	50,075
	Medy-Tox, Inc.	451	70,650
*	Meerecompany, Inc.	202	6,833
	MegaStudy Co., Ltd.	2,286	27,618
	MegaStudyEdu Co., Ltd.	1,289	66,896
	Meritz Financial Group, Inc.	8,625	138,558
	Meritz Fire & Marine Insurance Co., Ltd.	15,494	277,735
	Meritz Securities Co., Ltd.	104,767	454,234
*	MiCo, Ltd.	6,995	91,908
	Minwise Co., Ltd.	940	14,907
	Mirae Asset Life Insurance Co., Ltd.	15,213	54,917
	Mirae Asset Securities Co., Ltd.	98,545	882,838
	Mirae Asset Venture Investment Co., Ltd.	2,852	21,325
*	MiraeING	19,965	10,296
	Miwon Commercial Co., Ltd.	534	103,842
	Miwon Specialty Chemical Co., Ltd.	566	89,020
	MK Electron Co., Ltd.	3,608	36,903
*	MNTech Co., Ltd.	3,012	12,462
*	Mobase Co., Ltd.	2,910	12,990
*	Mobase Electronics Co., Ltd.	7,801	19,050
*	Mobile Appliance, Inc.	5,354	21,212
*	Modetour Network, Inc.	916	18,553
	MonAmi Co., Ltd.	3,983	20,046
	Moonbae Steel Co., Ltd.	4,967	25,779
	Moorim P&P Co., Ltd.	4,923	23,481
	Motonic Corp.	2,192	25,098
	Mr Blue Corp.	873	8,524
	MS Autotech Co., Ltd.	4,134	31,737
	Muhak Co., Ltd.	2,049	14,953
	Multicampus Co., Ltd.	382	11,535
	Nam Hwa Construction Co., Ltd.	1,565	15,424
	Namhae Chemical Corp.	6,272	51,793
*	Namsun Aluminum Co., Ltd.	6,192	21,619
*	Namuga Co., Ltd.	1,476	12,085
	Namyang Dairy Products Co., Ltd.	94	27,233
*	NanoenTek, Inc.	3,575	34,150
	Nasmedia Co., Ltd.	1,690	53,484
*	Nat Games Co., Ltd.	1,701	19,973
	NAVER Corp.	6,406	2,062,873
	NCSoft Corp.	2,220	1,651,408
*	NDFOS Co., Ltd.	6,277	36,694
	NeoPharm Co., Ltd.	1,312	40,749
*	Neowiz	3,067	65,123

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Neowiz Holdings Corp.	920	$28,545
*	NEPES Corp.	3,106	110,971
	Netmarble Corp.	1,287	149,140
	New Power Plasma Co., Ltd.	3,749	21,630
	Nexen Corp.	4,007	17,873
	Nexen Tire Corp.	4,735	37,201
*	Nexon GT Co., Ltd.	1,607	21,066
*	Next Entertainment World Co., Ltd.	3,129	34,040
	NextEye Co., Ltd.	13,528	17,127
	NH Investment & Securities Co., Ltd.	40,221	463,144
*	NHN Corp.	3,556	232,696
*	NHN KCP Corp.	4,575	209,412
	Nice Information & Telecommunication, Inc.	1,324	37,439
	NICE Information Service Co., Ltd.	9,469	185,937
	NICE Total Cash Management Co., Ltd.	8,837	52,478
*	NKMax Co., Ltd.	1,031	14,393
	Nong Shim Holdings Co., Ltd.	454	32,200
	Nong Woo Bio Co., Ltd.	1,061	12,357
	NongShim Co., Ltd.	758	193,968
	NOROO Paint & Coatings Co., Ltd.	2,414	29,687
	NOVAREX Co., Ltd.	663	25,066
	NPC	2,777	10,996
	NS Shopping Co., Ltd.	3,019	33,976
	Oceanbridge Co., Ltd.	1,631	27,020
*	OCI Co., Ltd.	2,146	239,088
	Okong Corp.	2,462	10,775
	Opto Device Technology Co., Ltd.	2,831	18,911
	OptoElectronics Solutions Co., Ltd.	1,334	52,037
*	OPTRON-TEC, Inc.	9,142	68,747
	Orion Holdings Corp.	5,970	94,268
	Osstem Implant Co., Ltd.	2,580	205,287
*	Osung Advanced Materials Co., Ltd.	11,670	41,652
	Ottogi Corp.	245	122,136
	Paik Kwang Industrial Co., Ltd.	4,373	19,941
*	Pan-Pacific Co., Ltd.	4,645	11,788
	Park Systems Corp.	894	116,169
	Partron Co., Ltd.	11,262	107,301
*	Pearl Abyss Corp.	6,620	334,478
	People & Technology, Inc.	1,435	30,598
	PharmaResearch Co., Ltd.	898	56,397
*	Pharmicell Co., Ltd.	4,258	63,268
*	Philoptics Co., Ltd.	1,779	19,489
	PI Advanced Materials Co., Ltd.	4,049	173,825
	PJ Electronics Co., Ltd.	1,360	10,017
	PLAYWITH, Inc.	1,175	10,550
	Point Engineering Co., Ltd.	6,429	19,825
	Posco ICT Co., Ltd.	9,483	61,204
	Posco M-Tech Co., Ltd.	5,805	44,151
*	Power Logics Co., Ltd.	5,517	40,461
	Protec Co., Ltd.	1,501	37,365
	PSK, Inc.	1,841	70,607
	Pulmuone Co., Ltd.	4,595	71,231
	Pungkuk Alcohol Industry Co., Ltd.	780	13,822
	Pyeong Hwa Automotive Co., Ltd.	2,660	23,500
*	Q Capital Partners Co., Ltd.	23,911	13,872
*	Redrover Co., Ltd.	4,129	1,274
	Reyon Pharmaceutical Co., Ltd.	1,167	21,236
	RFHIC Corp.	924	33,662
*	Robostar Co., Ltd.	815	19,324

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Robotis Co., Ltd.	1,322	$19,634
	Rsupport Co., Ltd.	3,117	25,099
	S Net Systems, Inc.	3,491	23,075
	S&S Tech Corp.	2,713	77,526
	S-1 Corp.	5,861	429,128
	Sajo Industries Co., Ltd.	228	9,697
	Sajodaerim Corp.	1,111	18,657
*	Sam Chun Dang Pharm Co., Ltd.	1,418	65,768
	Sam Young Electronics Co., Ltd.	3,240	35,707
	Sam Yung Trading Co., Ltd.	1,958	29,770
	Sambo Corrugated Board Co., Ltd.	803	11,481
*	Sambu Engineering & Construction Co., Ltd.	18,831	46,576
	Samchuly Bicycle Co., Ltd.	1,569	19,724
	Samho Development Co., Ltd.	5,403	25,279
*	SAMHWA NETWORKS Co., Ltd.	5,688	18,989
	SAMHWA Paints Industrial Co., Ltd.	1,928	22,671
	Samick Musical Instruments Co., Ltd.	11,471	17,892
	Samick THK Co., Ltd.	1,425	20,996
	Samjin Pharmaceutical Co., Ltd.	2,982	72,524
*	Samkee Corp.	5,673	22,607
*	Sammok S-Form Co., Ltd.	1,045	13,914
	Samsung C&T Corp.	10,724	1,305,052
	Samsung Card Co., Ltd.	5,765	182,864
	Samsung Electro-Mechanics Co., Ltd.	7,977	1,274,807
	Samsung Electronics Co., Ltd., GDR.	2,910	5,302,221
	Samsung Electronics Co., Ltd.	269,871	19,669,677
	Samsung Electronics Co., Ltd., GDR.	3,225	5,872,725
*	Samsung Engineering Co., Ltd.	66,875	1,037,289
	Samsung Fire & Marine Insurance Co., Ltd.	10,634	1,889,204
*	Samsung Heavy Industries Co., Ltd.	79,082	530,725
	Samsung Life Insurance Co., Ltd.	6,258	458,290
*	Samsung Pharmaceutical Co., Ltd.	6,266	31,588
	Samsung Publishing Co., Ltd.	1,384	53,313
	Samsung SDI Co., Ltd.	1,826	1,065,800
	Samsung SDS Co., Ltd.	5,881	964,453
	Samsung Securities Co., Ltd.	21,547	823,351
	SAMT Co., Ltd.	10,436	27,384
	Samwha Capacitor Co., Ltd.	1,204	69,470
	Samwha Electric Co., Ltd.	664	20,494
	Samyang Corp.	527	27,732
	Samyang Foods Co., Ltd.	809	67,243
	Samyang Tongsang Co., Ltd.	207	15,356
	Sang-A Frontec Co., Ltd.	716	31,780
*	Sangbo Corp.	8,316	13,057
	Sangsin Energy Display Precision Co., Ltd.	2,574	31,306
	SaraminHR Co., Ltd.	1,565	49,060
*	SBS Media Holdings Co., Ltd.	6,667	15,491
*	SBW	94,220	52,692
	SCI Information Service, Inc.	3,770	14,505
*	SDN Co., Ltd.	8,207	21,254
	Seah Besteel Corp.	2,272	53,173
	SeAH Steel Corp.	1	105
	Sebang Co., Ltd.	2,031	27,730
	Sebang Global Battery Co., Ltd.	743	57,491
#	Seegene, Inc.	7,386	620,143
	Sejong Industrial Co., Ltd.	4,190	32,402
*	Sejong Telecom, Inc.	33,195	23,400
*	Sekonix Co., Ltd.	2,406	13,930
	S-Energy Co., Ltd.	1,832	9,893

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seohan Co., Ltd.	28,267	$43,885
*	Seojin System Co., Ltd.	1,871	73,181
	Seoul City Gas Co., Ltd.	134	12,091
	Seoul Semiconductor Co., Ltd.	6,391	107,564
*	Seowon Co., Ltd.	10,203	24,432
	Seoyon E-Hwa Co., Ltd.	3,804	30,175
*	Sewon E&C Co., Ltd.	11,381	17,948
	SEWOONMEDICAL Co., Ltd.	3,371	17,843
	SFA Engineering Corp.	5,176	194,185
*	SFA Semicon Co., Ltd.	18,337	129,452
*	SG Corp.	15,759	10,503
*	SG&G Corp.	8,237	19,934
	SGC e Tec E&C Co., Ltd.	115	6,424
	SGC Energy Co., Ltd.	1,290	53,914
*	SH Energy & Chemical Co., Ltd.	13,014	13,077
	Shin Heung Energy & Electronics Co., Ltd.	236	10,315
	Shin Poong Paper Manufacturing Co., Ltd.	6,218	19,570
	Shin Poong Pharmaceutical Co., Ltd.	2,086	130,804
	Shindaeyang Paper Co., Ltd.	456	32,643
	Shinhan Financial Group Co., Ltd.	57,461	2,064,884
	Shinil Electronics Co., Ltd.	13,867	27,603
	Shinsegae Engineering & Construction Co., Ltd.	601	24,539
	Shinsegae Food Co., Ltd.	478	34,730
	Shinsegae Information & Communication Co., Ltd.	295	49,821
	Shinsegae International, Inc.	489	89,722
	Shinsegae, Inc.	1,541	420,220
	Shinsung Delta Tech Co., Ltd.	2,366	20,809
*	Shinsung E&G Co., Ltd.	13,700	38,834
*	Shinsung Tongsang Co., Ltd.	13,006	20,449
	Shinwha Intertek Corp.	7,617	23,867
*	Shinwon Construction Co., Ltd.	1,829	10,913
*	Shinwon Corp.	11,931	17,894
	Shinyoung Securities Co., Ltd.	961	53,750
*	SHOWBOX Corp.	8,508	32,188
	Silicon Works Co., Ltd.	2,409	206,041
	Silla Co., Ltd.	817	8,502
	SIMMTECH Co., Ltd.	4,558	92,725
	SIMPAC, Inc.	4,358	18,335
*	Sindoh Co., Ltd.	1,876	53,942
	SK Chemicals Co., Ltd.	1,215	289,425
	SK D&D Co., Ltd.	1,722	56,504
	SK Discovery Co., Ltd.	4,058	210,138
	SK Gas, Ltd.	203	18,317
	SK Hynix, Inc.	28,027	3,197,356
	SK Materials Co., Ltd.	974	293,476
*	SK Rent A Car Co., Ltd.	2,078	21,434
	SK Securities Co., Ltd.	104,448	95,988
	SK Telecom Co., Ltd., Sponsored ADR	3,290	98,832
	SK Telecom Co., Ltd.	1,453	395,759
	SKC Co., Ltd.	2,772	335,692
	SL Corp.	3,157	64,237
*	SM Entertainment Co., Ltd.	2,554	69,147
*	S-MAC Co., Ltd.	26,135	36,432
	SNT Dynamics Co., Ltd.	758	5,545
	SNT Holdings Co., Ltd.	1,335	21,917
	SNT Motiv Co., Ltd.	1,920	105,356
*	SNU Precision Co., Ltd.	6,533	24,923
*	S-Oil Corp.	6,966	541,024
*	Solid, Inc.	2,625	17,320

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Solus Advanced Materials Co., Ltd.	1,060	$47,853
	Songwon Industrial Co., Ltd.	4,630	87,297
	Soulbrain Co., Ltd.	1,753	557,332
*	Soulbrain Holdings Co., Ltd.	2,168	81,443
	SPC Samlip Co., Ltd.	1,041	65,685
	Speco Co., Ltd.	2,960	23,604
	SPG Co., Ltd.	2,484	23,900
	Spigen Korea Co., Ltd.	1,087	60,595
*	Ssangyong Motor Co.	4,748	8,868
*	ST Pharm Co., Ltd.	567	57,982
*	Studio Dragon Corp.	1,820	168,566
	Suheung Co., Ltd.	468	22,488
*	SundayToz Corp.	932	19,458
	Sung Kwang Bend Co., Ltd.	5,428	51,618
*	Sungchang Enterprise Holdings, Ltd.	12,524	32,456
	Sungdo Engineering & Construction Co., Ltd.	4,063	23,138
	Sungwoo Hitech Co., Ltd.	11,092	56,255
*	Suprema, Inc.	1,181	28,283
*	Synergy Innovation Co., Ltd.	7,612	23,130
*	Synopex, Inc.	18,063	60,701
	Systems Technology, Inc.	1,883	32,336
*	T Scientific Co., Ltd.	4,842	14,561
	Tae Kyung Industrial Co., Ltd.	1,667	10,348
	Taekwang Industrial Co., Ltd.	109	102,013
*	Taewoong Co., Ltd.	1,299	14,597
	Taeyoung Engineering & Construction Co., Ltd.	3,513	41,000
*	Taihan Electric Wire Co., Ltd.	68,789	70,503
*	Taihan Fiberoptics Co., Ltd.	10,782	30,802
*	Taihan Textile Co., Ltd.	153	6,058
*	Tailim Packaging Co., Ltd.	4,802	22,051
	TechWing, Inc.	1,557	35,164
*	Tego Science, Inc.	598	15,169
*	Telcon RF Pharmaceutical, Inc.	5,341	23,688
*	Telechips, Inc.	2,858	41,044
	TES Co., Ltd.	1,506	46,175
	Tesna, Inc.	1,152	50,257
*	Theragen Etex Co., Ltd.	6,451	51,082
*	Thinkware Systems Corp.	1,052	14,611
*	TK Chemical Corp.	10,591	62,906
	TK Corp.	3,643	35,792
*	TOBESOFT Co., Ltd.	4,351	8,736
	Tokai Carbon Korea Co., Ltd.	1,113	194,864
	Tongyang Life Insurance Co., Ltd.	7,227	30,891
	Tongyang, Inc.	55,572	69,229
*	Top Engineering Co., Ltd.	3,123	25,580
	Toptec Co., Ltd.	5,346	58,299
*	Tovis Co., Ltd.	4,782	33,569
	TS Corp.	7,330	23,462
	TSE Co., Ltd.	390	21,881
*	Tuksu Construction Co., Ltd.	2,534	20,461
*	TY Holdings Co., Ltd.	3,387	82,077
	UBCare Co., Ltd.	3,061	21,684
	Ubiquoss Holdings, Inc.	540	10,040
	Ubiquoss, Inc.	1,210	22,203
	Uju Electronics Co., Ltd.	714	17,721
	Uni-Chem Co., Ltd.	8,018	12,149
	Unid Co., Ltd.	1,100	84,640
	Union Semiconductor Equipment & Materials Co., Ltd.	9,622	119,915
	Uniquest Corp.	2,210	20,952

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	UniTest, Inc.	2,687	$54,728
	Unitrontech Co., Ltd.	1,920	12,303
	UTI, Inc.	1,748	29,783
	Value Added Technology Co., Ltd.	1,700	46,397
	Viatron Technologies, Inc.	4,010	43,375
*	VICTEK Co., Ltd.	3,541	23,806
*	Vidente Co., Ltd.	4,753	49,695
	Vieworks Co., Ltd.	1,669	56,388
	Vitzro Tech Co., Ltd.	2,270	21,638
*	Vivien Corp.	3,681	11,334
*	Vivozon Healthcare, Inc.	12,857	17,696
*	VT GMP Co., Ltd.	6,547	52,866
	Webcash Corp.	428	30,708
*	Webzen, Inc.	2,620	81,361
	Wemade Co., Ltd.	992	46,237
	Whanin Pharmaceutical Co., Ltd.	3,397	63,777
	Wiable Corp.	3,225	12,990
*	WillBes & Co. (The)	11,308	22,212
	Winix, Inc.	2,581	53,546
*	Winpac, Inc.	6,798	14,694
	Wins Co., Ltd.	663	9,968
	WiSoL Co., Ltd.	4,967	56,909
*	Wonik Holdings Co., Ltd.	10,865	65,012
	WONIK IPS Co., Ltd.	3,742	169,713
	Wonik Materials Co., Ltd.	1,057	36,044
*	Wonik Pne Co., Ltd.	1,745	31,726
*	Wonik QnC Corp.	2,497	61,135
*	WooGene B&G Co., Ltd.	4,261	10,756
	Woojin, Inc.	4,332	19,999
	Woongjin Thinkbig Co., Ltd.	6,087	21,984
*	Wooree Bio Co., Ltd.	7,589	39,384
*	Wooree Lighting Co., Ltd.	5,845	19,451
	Woori Financial Capital Co., Ltd.	1,256	13,422
	Woori Financial Group, Inc., Sponsored ADR	4,929	142,202
	Woori Financial Group, Inc.	49,733	478,026
	Woori Investment Bank Co., Ltd.	68,667	53,410
*	Woori Technology Investment Co., Ltd.	9,632	86,120
*	Woori Technology, Inc.	21,835	26,077
*	Wooridul Huebrain, Ltd.	4,623	10,385
	Woory Industrial Co., Ltd.	676	15,858
*	Woosu AMS Co., Ltd.	5,489	29,454
*	Woowon Development Co., Ltd.	4,541	27,366
	Worldex Industry & Trading Co., Ltd.	2,869	72,386
*	Wysiwyg Studios Co., Ltd.	2,896	30,599
	Y G-1 Co., Ltd.	3,071	25,614
	Yesco Holdings Co., Ltd.	736	23,528
*	Yest Co., Ltd.	2,953	41,075
*	YG Entertainment, Inc.	1,356	50,536
*	YIK Corp.	4,787	29,937
	Yonwoo Co., Ltd.	553	13,877
	Youlchon Chemical Co., Ltd.	2,691	59,886
	Young Poong Corp.	119	72,534
	Young Poong Precision Corp.	1,490	13,261
	Youngone Corp.	5,335	209,859
	Youngone Holdings Co., Ltd.	1,151	49,206
*	YoungWoo DSP Co., Ltd.	5,296	13,600
	Yuanta Securities Korea Co., Ltd.	27,085	105,516
	Yuhan Corp.	6,941	400,189
	YuHwa Securities Co., Ltd.	4,390	10,429

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Yuyang DNU Co., Ltd.	3,143	$1,293
	Zeus Co., Ltd.	2,493	61,710
	Zinus, Inc.	2,245	167,960

TOTAL SOUTH KOREA			145,514,243

TAIWAN — (16.4%)
	Aaeon Technology, Inc.	4,000	10,181
	ABC Taiwan Electronics Corp.	17,000	20,329
	Ability Enterprise Co., Ltd.	47,000	31,119
*	Ability Opto-Electronics Technology Co., Ltd.	10,200	31,707
#	AcBel Polytech, Inc.	87,000	91,505
	Accton Technology Corp.	125,000	1,415,385
	Acer, Inc.	1,027,000	1,255,193
	ACES Electronic Co., Ltd.	24,000	38,373
*	Acon Holding, Inc.	41,000	18,381
	Acter Group Corp., Ltd.	7,759	55,430
	Action Electronics Co., Ltd.	28,000	16,637
	Actron Technology Corp.	8,196	35,139
	A-DATA Technology Co., Ltd.	45,000	193,053
	Addcn Technology Co., Ltd.	8,000	69,146
#	Adlink Technology, Inc.	10,000	23,350
	Advanced Ceramic X Corp.	8,000	151,954
	Advanced International Multitech Co., Ltd.	14,000	42,104
#*	Advanced Optoelectronic Technology, Inc.	36,000	44,914
	Advancetek Enterprise Co., Ltd.	56,000	36,398
	Advantech Co., Ltd.	46,194	584,486
	AEON Motor Co., Ltd.	9,000	15,113
	Aerospace Industrial Development Corp.	106,000	113,898
*	AGV Products Corp.	86,000	39,961
	Airmate Cayman International Co., Ltd.	20,000	19,864
	Airtac International Group	12,000	500,834
	Alchip Technologies, Ltd.	10,000	176,494
	Alcor Micro Corp.	12,000	20,413
*	ALI Corp.	35,632	44,210
	All Ring Tech Co., Ltd.	10,000	50,998
	Allied Circuit Co., Ltd.	5,000	20,710
	Allis Electric Co., Ltd.	47,586	45,510
	Alltek Technology Corp.	51,000	53,471
	Alltop Technology Co., Ltd.	3,001	17,098
	Alpha Networks, Inc.	107,772	135,066
	Altek Corp.	72,000	108,450
	Amazing Microelectronic Corp.	11,586	66,323
	Ampire Co., Ltd.	16,000	15,357
	Ample Electronic Technology Co., Ltd.	4,000	18,177
	AMPOC Far-East Co., Ltd.	22,000	31,691
*	AmTRAN Technology Co., Ltd.	161,000	114,762
#	Anpec Electronics Corp.	16,000	81,879
#	AP Memory Technology Corp.	5,000	137,962
	Apac Opto Electronics, Inc.	28,000	34,950
	Apacer Technology, Inc.	31,000	62,243
	APAQ Technology Co., Ltd.	6,000	15,238
	APCB, Inc.	35,000	27,721
	Apex International Co., Ltd.	32,000	76,242
	Apex Medical Corp.	17,000	19,231
	Apex Science & Engineering	30,000	15,749
	Apogee Optocom Co., Ltd.	4,000	14,290
	Arcadyan Technology Corp.	29,805	119,639
#	Argosy Research, Inc.	14,013	57,230
	ASE Technology Holding Co., Ltd., ADR	9,375	77,906

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	ASE Technology Holding Co., Ltd.	630,000	$2,632,604
	Asia Cement Corp.	230,000	409,131
	Asia Electronic Material Co., Ltd.	13,000	11,804
	Asia Optical Co., Inc.	50,000	158,526
	Asia Polymer Corp.	88,525	110,850
	Asia Tech Image, Inc.	9,000	18,512
	Asia Vital Components Co., Ltd.	78,000	197,510
	ASIX Electronics Corp.	4,000	20,740
	ASMedia Technology, Inc.	5,000	207,859
	ASPEED Technology, Inc.	5,000	373,225
#	ASROCK, Inc.	10,000	60,687
	Asustek Computer, Inc.	148,000	1,982,259
	Aten International Co., Ltd.	20,000	63,298
	Auden Techno Corp.	2,000	14,524
	Audix Corp.	21,000	41,299
#	AURAS Technology Co., Ltd.	19,000	124,145
	Aurora Corp.	9,000	29,654
	Avalue Technology, Inc.	10,000	20,403
	Aver Information, Inc.	9,000	28,469
	Avermedia Technologies	19,000	32,262
	AVY Precision Technology, Inc.	36,021	40,514
	Axiomtek Co., Ltd.	20,000	39,805
*	Azurewave Technologies, Inc.	20,000	22,343
	Bank of Kaohsiung Co., Ltd.	117,141	49,563
	Baolong International Co., Ltd.	14,000	11,033
	Basso Industry Corp.	27,000	48,124
	BenQ Materials Corp.	66,000	76,027
	BES Engineering Corp.	385,000	148,571
*	Billion Electric Co., Ltd.	29,000	30,817
	Bin Chuan Enterprise Co., Ltd.	15,000	17,744
	Bionet Corp.	7,000	10,610
	Bionime Corp.	6,000	17,240
	Bioteque Corp.	10,000	44,712
	Bizlink Holding, Inc.	26,000	240,619
	Bora Pharmaceuticals Co., Ltd.	2,000	17,963
	Brave C&H Supply Co., Ltd.	6,000	32,904
	Bright Led Electronics Corp.	27,000	20,418
	Brighten Optix Corp.	2,000	17,371
	Brighton-Best International Taiwan, Inc.	65,000	89,953
	Browave Corp.	9,000	17,199
	C Sun Manufacturing, Ltd.	25,000	50,775
*	Cameo Communications, Inc.	32,537	16,743
	Capital Futures Corp.	17,312	27,377
	Career Technology MFG. Co., Ltd.	100,109	124,069
	Casing Macron Technology Co.	12,000	13,613
#	Caswell, Inc.	8,000	48,678
	Catcher Technology Co., Ltd.	155,000	1,093,794
	Cathay Financial Holding Co., Ltd.	603,658	1,126,930
	Cathay Real Estate Development Co., Ltd.	215,000	164,668
	Cayman Engley Industrial Co., Ltd.	4,000	16,332
	CCP Contact Probes Co., Ltd.	15,000	24,096
	Celxpert Energy Corp.	17,000	32,041
	Center Laboratories, Inc.	54,000	128,913
	Central Reinsurance Co., Ltd.	40,000	34,572
	Century Iron & Steel Industrial Co., Ltd.	43,000	178,255
	Chailease Holding Co., Ltd.	210,272	1,515,233
	ChainQui Construction Development Co., Ltd.	34,700	27,553
*	Champion Building Materials Co., Ltd.	50,000	28,583
	Champion Microelectronic Corp.	4,000	11,901

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank, Ltd.	478,817	$306,223
	Chang Wah Electromaterials, Inc.	70,000	99,123
	Chang Wah Technology Co., Ltd.	20,000	51,091
#	Channel Well Technology Co., Ltd.	44,000	94,084
	Chant Sincere Co., Ltd.	12,000	17,698
	CHC Healthcare Group.	34,000	47,044
	CHC Resources Corp.	15,000	26,010
	Chen Full International Co., Ltd.	13,000	19,665
	Chenbro Micom Co., Ltd.	20,000	61,468
#	Cheng Loong Corp.	254,000	405,701
*	Cheng Mei Materials Technology Corp.	166,000	83,904
	Cheng Uei Precision Industry Co., Ltd.	83,000	137,016
	Chia Chang Co., Ltd.	34,000	56,504
	Chicony Electronics Co., Ltd.	167,185	503,365
	Chicony Power Technology Co., Ltd.	24,055	63,736
	Chief Telecom, Inc.	5,000	52,509
	Chieftek Precision Co., Ltd.	8,800	37,884
#	Chilisin Electronics Corp.	53,979	213,109
	China Bills Finance Corp.	199,000	117,902
	China Chemical & Pharmaceutical Co., Ltd.	76,000	66,009
	China Development Financial Holding Corp.	2,680,000	1,248,410
	China Electric Manufacturing Corp.	63,900	32,389
	China General Plastics Corp.	105,687	165,370
	China Glaze Co., Ltd.	40,000	25,436
	China Life Insurance Co., Ltd.	143,282	135,683
*	China Man-Made Fiber Corp.	334,220	153,766
	China Metal Products.	34,000	46,814
*	China Motor Corp.	59,200	151,635
	China Steel Chemical Corp.	44,000	186,090
	China Wire & Cable Co., Ltd.	21,000	26,883
	Ching Feng Home Fashions Co., Ltd.	20,000	18,173
	Chin-Poon Industrial Co., Ltd.	86,000	111,662
	Chipbond Technology Corp.	164,000	452,558
	ChipMOS Techinologies, Inc.	93,000	157,248
	ChipMOS Technologies, Inc., ADR	2,254	76,745
	Chlitina Holding, Ltd.	19,000	142,920
	Chong Hong Construction Co., Ltd.	39,000	115,676
#	Chroma ATE, Inc.	70,000	483,720
	Chun YU Works & Co., Ltd.	17,000	20,166
	Chung Hsin Electric & Machinery Manufacturing Corp.	80,000	152,115
*	Chung Hung Steel Corp.	144,000	218,207
	Chung Hwa Food Industrial Co., Ltd.	5,000	21,914
*	Chung Hwa Pulp Corp.	38,000	35,438
	Chunghwa Precision Test Tech Co., Ltd.	4,000	105,680
	Clevo Co.	151,000	175,506
	CMC Magnetics Corp.	289,827	125,855
	Collins Co., Ltd.	24,000	14,347
	Compal Broadband Networks, Inc.	8,000	10,450
	Compal Electronics, Inc.	1,386,000	1,235,330
	Compucase Enterprise.	8,000	13,598
	Concord Securities Co., Ltd.	89,674	60,956
	Concraft Holding Co., Ltd.	18,872	44,464
	Continental Holdings Corp.	91,000	93,844
	Contrel Technology Co., Ltd.	38,000	25,898
	Coremax Corp.	18,545	57,310
	Coretronic Corp.	143,000	313,613
	Cowealth Medical Holding Co., Ltd.	9,450	9,944
*	Coxon Precise Industrial Co., Ltd.	18,000	11,965
	Creative Sensor, Inc.	15,000	13,340

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Crowell Development Corp.	16,000	$13,607
*	CSBC Corp. Taiwan	82,327	74,272
	CTBC Financial Holding Co., Ltd.	1,993,000	1,621,986
	CTCI Corp.	132,000	186,359
	Cub Elecparts, Inc.	3,753	31,209
	CviLux Corp.	12,000	19,646
	Cyberlink Corp.	7,000	22,408
	CyberPower Systems, Inc.	11,000	34,223
#	CyberTAN Technology, Inc.	73,000	52,898
	Cypress Technology Co., Ltd.	7,889	14,158
	Cystech Electronics Corp.	3,000	12,369
	DA CIN Construction Co., Ltd.	73,000	95,870
	Dadi Early-Childhood Education Group, Ltd.	2,000	12,933
	Dafeng TV, Ltd.	10,000	16,354
	Darfon Electronics Corp.	51,000	93,018
*	Darwin Precisions Corp.	89,000	54,135
	Daxin Materials Corp.	18,000	60,638
	De Licacy Industrial Co., Ltd.	72,017	46,751
	Delta Electronics, Inc.	139,000	1,489,095
	Depo Auto Parts Ind Co., Ltd.	22,000	50,982
	DFI, Inc.	5,000	12,228
	Dimerco Data System Corp.	12,000	31,318
	Dimerco Express Corp.	53,000	150,581
*	D-Link Corp.	192,000	156,010
	Draytek Corp.	13,000	12,193
	Dyaco International, Inc.	20,000	74,959
*	Dynamic Electronics Co., Ltd.	86,181	69,322
	Dynapack International Technology Corp.	24,000	100,506
	E & R Engineering Corp.	5,000	14,529
	E Ink Holdings, Inc.	137,000	323,425
	E.Sun Financial Holding Co., Ltd.	770,119	742,147
	Eastern Media International Corp.	165,000	102,393
	Eclat Textile Co., Ltd.	25,000	478,682
	Edimax Technology Co., Ltd.	46,000	23,542
	Edom Technology Co., Ltd.	40,000	53,698
	eGalax_eMPIA Technology, Inc.	10,000	25,325
	Egis Technology, Inc.	24,000	139,897
	Elan Microelectronics Corp.	65,100	494,067
	E-LIFE MALL Corp.	20,000	60,397
	Elite Advanced Laser Corp.	25,600	58,246
	Elite Material Co., Ltd.	65,000	410,613
	Elite Semiconductor Microelectronics Technology, Inc.	54,000	319,925
#*	Elitegroup Computer Systems Co., Ltd.	88,000	85,970
	eMemory Technology, Inc.	11,000	401,062
	Emerging Display Technologies Corp.	44,000	40,295
	Ennoconn Corp.	13,922	115,460
*	Ennostar, Inc.	7,700	22,177
#*	Epileds Technologies, Inc.	16,000	14,923
	Eson Precision Ind. Co., Ltd.	17,000	40,257
	Eternal Materials Co., Ltd.	174,920	286,055
*	Everest Textile Co., Ltd.	91,580	34,400
	Evergreen International Storage & Transport Corp.	32,000	28,023
	Everlight Chemical Industrial Corp.	165,000	112,722
	Everlight Electronics Co., Ltd.	100,000	165,445
#*	Everspring Industry Co., Ltd.	24,000	15,633
	Excel Cell Electronic Co., Ltd.	15,000	12,304
#	Excellence Opto, Inc.	34,000	39,357
	Excelliance Mos Corp.	5,000	30,748
	Excelsior Medical Co., Ltd.	38,141	80,561

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Far Eastern Department Stores, Ltd.	192,000	$171,754
	Far Eastern International Bank	277,155	110,466
#	Far Eastern New Century Corp.	315,000	373,596
	Faraday Technology Corp.	54,000	143,578
	Farcent Enterprise Co., Ltd.	10,000	25,706
	Farglory F T Z Investment Holding Co., Ltd.	25,000	29,150
	Farglory Land Development Co., Ltd.	77,000	158,655
	Feedback Technology Corp.	5,000	13,238
	Feng Hsin Steel Co., Ltd.	32,000	100,998
	Feng TAY Enterprise Co., Ltd.	44,400	328,647
	First Financial Holding Co., Ltd.	489,516	400,363
	First Hi-Tec Enterprise Co., Ltd.	13,000	30,301
	First Hotel	33,000	17,791
	First Insurance Co., Ltd. (The)	26,000	12,837
*	FIT Holding Co., Ltd.	36,000	40,763
	Fittech Co., Ltd.	5,279	34,630
	FLEXium Interconnect, Inc.	100,000	424,267
	Flytech Technology Co., Ltd.	26,000	62,540
	FOCI Fiber Optic Communications, Inc.	19,000	21,492
#	Forcecon Tech Co., Ltd.	9,000	38,523
	Formosa Chemicals & Fibre Corp.	117,000	379,315
	Formosa International Hotels Corp.	7,000	37,383
*	Formosa Laboratories, Inc.	30,634	63,221
	Formosa Petrochemical Corp.	19,000	70,225
	Formosa Plastics Corp.	99,000	374,255
	Formosan Rubber Group, Inc.	83,000	81,548
	Formosan Union Chemical	115,000	78,033
	Fortune Electric Co., Ltd.	28,000	50,958
	Founding Construction & Development Co., Ltd.	21,000	12,790
	Foxconn Technology Co., Ltd.	171,000	419,993
	Foxsemicon Integrated Technology, Inc.	23,150	196,554
	FSP Technology, Inc.	40,000	76,636
	Fubon Financial Holding Co., Ltd.	655,000	1,500,888
	Fulgent Sun International Holding Co., Ltd.	19,092	82,458
	Fusheng Precision Co., Ltd.	21,000	173,410
	G Shank Enterprise Co., Ltd.	34,000	45,241
	Gamania Digital Entertainment Co., Ltd.	26,000	59,761
	GCS Holdings, Inc.	20,000	35,448
	GEM Services, Inc.	12,100	34,523
	Gemtek Technology Corp.	89,000	109,478
#	General Interface Solution Holding, Ltd.	60,000	264,588
	General Plastic Industrial Co., Ltd.	24,000	22,748
	Generalplus Technology, Inc.	12,000	24,282
	Genesys Logic, Inc.	14,000	36,747
#	Genius Electronic Optical Co., Ltd.	21,634	422,812
*	GeoVision, Inc.	24,000	28,592
	Getac Technology Corp.	85,000	174,938
	Giant Manufacturing Co., Ltd.	70,000	888,919
	Gigabyte Technology Co., Ltd.	113,000	494,264
	Ginko International Co., Ltd.	12,600	79,735
	Global Brands Manufacture, Ltd.	110,000	139,160
	Global Mixed Mode Technology, Inc.	14,000	105,297
	Global PMX Co., Ltd.	4,000	25,512
	Global Unichip Corp.	16,000	227,962
	Globaltek Fabrication Co., Ltd.	9,000	18,250
	Globalwafers Co., Ltd.	27,000	827,523
	Globe Union Industrial Corp.	55,000	38,025
	GMI Technology, Inc.	21,000	18,539
	Golden Friends Corp.	6,000	12,711

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Goldsun Building Materials Co., Ltd.	254,873	$259,459
	Good Will Instrument Co., Ltd.	13,000	11,840
	Gourmet Master Co., Ltd.	16,208	107,844
	Grand Fortune Securities Co., Ltd.	44,000	32,439
	Grand Ocean Retail Group, Ltd.	13,000	10,992
*	Grand Pacific Petrochemical	215,000	257,100
	Grand Plastic Technology Corp.	5,000	60,824
	GrandTech CG Systems, Inc.	11,550	21,722
	Grape King Bio, Ltd.	28,000	177,441
	Great China Metal Industry	55,000	55,376
	Great Taipei Gas Co., Ltd.	99,000	120,105
	Great Tree Pharmacy Co., Ltd.	4,000	21,747
	Greatek Electronics, Inc.	63,000	164,956
	Group Up Industrial Co., Ltd.	4,000	10,314
	GTM Holdings Corp.	43,000	40,794
#	Hannstar Board Corp.	75,314	133,375
	Hanpin Electron Co., Ltd.	3,000	3,576
*	Harvatek Corp.	22,000	17,973
	Heran Co., Ltd.	12,000	54,891
	Hey Song Corp.	64,000	85,897
	Hi-Clearance, Inc.	5,000	24,252
	Highlight Tech Corp.	22,833	35,329
	Highwealth Construction Corp.	165,400	267,450
	HIM International Music, Inc.	5,000	18,450
	Hiroca Holdings, Ltd.	23,000	58,170
	Hitron Technology, Inc.	25,080	22,682
	Hiwin Technologies Corp.	35,003	528,090
*	Ho Tung Chemical Corp.	324,000	140,039
*	Hocheng Corp.	47,000	23,188
	Holtek Semiconductor, Inc.	36,000	130,682
	Holy Stone Enterprise Co., Ltd.	27,000	129,309
	Hon Hai Precision Industry Co., Ltd.	877,600	3,607,854
	Hon Hai Precision Industry Co., Ltd., GDR	4,692	37,886
	Hon Hai Precision Industry Co., Ltd., GDR	5,974	48,748
	Hong Pu Real Estate Development Co., Ltd.	57,000	48,363
	Hong TAI Electric Industrial	70,000	80,585
	Hong YI Fiber Industry Co.	17,000	13,915
#	Hota Industrial Manufacturing Co., Ltd.	17,178	63,193
	Hotai Finance Co., Ltd.	15,000	45,791
	Hotai Motor Co., Ltd.	32,000	688,577
	Hotron Precision Electronic Industrial Co., Ltd.	14,742	38,242
	Hsin Kuang Steel Co., Ltd.	42,000	120,572
	Hsin Yung Chien Co., Ltd.	4,200	20,050
	Hsing TA Cement Co.	38,000	39,467
*	HTC Corp.	212,000	314,035
	Hu Lane Associate, Inc.	16,400	65,824
	HUA ENG Wire & Cable Co., Ltd.	78,000	88,499
	Hua Nan Financial Holdings Co., Ltd.	501,978	340,965
	Huaku Development Co., Ltd.	68,000	230,341
	Huang Hsiang Construction Corp.	26,000	40,929
	Hung Ching Development & Construction Co., Ltd.	33,000	28,508
	Hung Sheng Construction, Ltd.	102,592	83,182
	Huxen Corp.	10,000	19,463
*	Hwa Fong Rubber Industrial Co., Ltd.	24,375	18,524
	Hycon Technology Corp.	3,000	19,151
	Ibase Technology, Inc.	39,000	56,381
	IBF Financial Holdings Co., Ltd.	441,214	279,448
	Ichia Technologies, Inc.	62,000	45,358
	IEI Integration Corp.	29,220	62,075

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Infortrend Technology, Inc.	56,000	$45,608
	Innodisk Corp.	19,633	125,553
	Inpaq Technology Co., Ltd.	11,400	27,535
	Insyde Software Corp.	7,000	21,798
	Intai Technology Corp.	6,000	19,308
	Integrated Service Technology, Inc.	17,000	34,002
	IntelliEPI, Inc.	6,000	12,328
	International CSRC Investment Holdings Co.	193,220	209,506
	International Games System Co., Ltd.	18,000	496,017
	Inventec Corp.	872,000	846,074
	Iron Force Industrial Co., Ltd.	8,000	23,007
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	41,363
	ITE Technology, Inc.	22,000	94,564
	ITEQ Corp.	48,822	256,131
	Jarllytec Co., Ltd.	18,000	51,035
	Jentech Precision Industrial Co., Ltd.	9,000	82,040
	Jess-Link Products Co., Ltd.	19,000	27,977
#	Jia Wei Lifestyle, Inc.	7,000	21,906
	Jih Lin Technology Co., Ltd.	16,000	46,332
	Jinli Group Holdings, Ltd.	23,391	8,730
	JMC Electronics Co., Ltd.	5,000	11,130
	Jochu Technology Co., Ltd.	13,000	13,840
	Johnson Health Tech Co., Ltd.	9,000	26,795
	Jourdeness Group, Ltd.	4,000	13,511
#	Kaimei Electronic Corp.	22,400	98,503
	Kedge Construction Co., Ltd.	7,000	12,668
	KEE TAI Properties Co., Ltd.	70,000	26,770
	Kenmec Mechanical Engineering Co., Ltd.	22,000	21,304
	Kerry TJ Logistics Co., Ltd.	21,000	33,801
	Key Ware Electronics Co., Ltd.	20,000	14,211
	Keystone Microtech Corp.	4,000	48,465
	Kindom Development Co., Ltd.	69,000	107,275
	King Slide Works Co., Ltd.	10,000	128,620
	King’s Town Bank Co., Ltd.	184,000	284,299
*	King’s Town Construction Co., Ltd.	27,000	37,725
	Kinik Co.	23,000	59,451
#*	Kinko Optical Co., Ltd.	23,000	32,042
	Kinpo Electronics.	232,000	148,277
	KMC Kuei Meng International, Inc.	13,250	108,876
#	Ko Ja Cayman Co., Ltd.	9,606	44,368
	KS Terminals, Inc.	30,000	80,595
	Kung Long Batteries Industrial Co., Ltd.	12,000	64,544
*	Kung Sing Engineering Corp.	67,000	27,952
	Kuo Toong International Co., Ltd.	68,248	76,297
	Kuoyang Construction Co., Ltd.	44,549	55,699
	Kwong Lung Enterprise Co., Ltd.	16,000	24,353
	KYE Systems Corp.	18,000	9,498
	L&K Engineering Co., Ltd.	45,000	54,433
	La Kaffa International Co., Ltd.	6,000	27,027
*	LAN FA Textile	27,000	11,274
	Land Mark Optoelectronics Corp.	13,000	114,260
	Lanner Electronics, Inc.	23,720	56,153
#	Largan Precision Co., Ltd.	12,000	1,327,538
	Laser Tek Taiwan Co., Ltd.	11,000	13,551
	Leader Electronics, Inc.	29,000	20,502
*	Lealea Enterprise Co., Ltd.	145,000	78,555
	LEE CHI Enterprises Co., Ltd.	21,000	23,005
	Lelon Electronics Corp.	18,832	46,951
	Lemtech Holdings Co., Ltd.	3,599	27,923

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Leo Systems, Inc.	13,000	$11,257
	Li Cheng Enterprise Co., Ltd.	10,458	10,391
*	Li Peng Enterprise Co., Ltd.	126,000	63,557
	Lian HWA Food Corp.	11,025	23,378
	Lida Holdings, Ltd.	10,000	12,418
	Lien Hwa Industrial Holdings Corp.	120,794	212,630
	Lifestyle Global Enterprise, Inc.	6,000	11,111
*	Lingsen Precision Industries, Ltd.	125,000	83,870
	Lintes Technology Co., Ltd.	5,000	20,734
	Lite-On Technology Corp.	413,000	935,946
	Long Da Construction & Development Corp.	40,000	34,826
#	Longchen Paper & Packaging Co., Ltd.	209,028	217,621
	Longwell Co.	29,000	76,292
	Lotes Co., Ltd.	17,256	333,305
*	Lotus Pharmaceutical Co., Ltd.	18,000	51,391
	Lu Hai Holding Corp.	7,000	12,965
	Lumax International Corp., Ltd.	20,000	52,761
	Lung Yen Life Service Corp.	23,000	42,805
	M31 Technology Corp.	3,000	44,266
	Ma Kuang Healthcare Holding, Ltd.	5,000	10,422
	Macauto Industrial Co., Ltd.	5,000	16,958
	Machvision, Inc.	8,159	82,238
	Macroblock, Inc.	5,000	20,793
	Makalot Industrial Co., Ltd.	53,258	466,753
#	Marketech International Corp.	21,000	88,510
	Materials Analysis Technology, Inc.	13,000	65,018
	Mechema Chemicals International Corp.	13,000	32,677
	MediaTek, Inc.	77,000	3,228,037
*	Medigen Vaccine Biologics Corp.	10,000	101,109
	Mega Financial Holding Co., Ltd.	773,000	902,211
	Meiloon Industrial Co.	17,000	24,473
	Mercuries & Associates Holding, Ltd.	99,220	83,406
*	Mercuries Life Insurance Co., Ltd.	296,586	109,133
	Merida Industry Co., Ltd.	35,000	416,358
#	Merry Electronics Co., Ltd.	43,000	193,701
	Micro-Star International Co., Ltd.	152,000	995,606
	Mildef Crete, Inc.	14,000	29,408
*	MIN AIK Technology Co., Ltd.	35,000	42,310
	Mirle Automation Corp.	39,000	68,247
	Mitac Holdings Corp.	238,073	259,140
	momo.com, Inc.	11,000	402,513
	MOSA Industrial Corp.	9,000	16,013
	MPI Corp.	17,000	82,236
	Nak Sealing Technologies Corp.	10,000	36,488
	Nan Pao Resins Chemical Co., Ltd.	18,000	103,273
	Nan Ya Plastics Corp.	213,000	669,347
	Nang Kuang Pharmaceutical Co., Ltd.	12,000	17,067
#	Nantex Industry Co., Ltd.	91,200	446,564
	National Aerospace Fasteners Corp.	7,000	15,004
	National Petroleum Co., Ltd.	12,000	21,337
	Netronix, Inc.	11,000	23,056
	New Era Electronics Co., Ltd.	19,000	22,252
*	Newmax Technology Co., Ltd.	7,000	14,285
	Nexcom International Co., Ltd.	30,000	28,325
	Nichidenbo Corp.	36,000	78,427
	Nidec Chaun-Choung Technology Corp.	9,000	70,026
*	Nien Hsing Textile Co., Ltd.	44,000	33,493
	Nien Made Enterprise Co., Ltd.	8,000	129,043
	Niko Semiconductor Co., Ltd.	15,000	36,755

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nishoku Technology, Inc.	10,000	$51,370
	Novatek Microelectronics Corp.	113,000	2,493,090
	O-Bank Co., Ltd.	179,507	48,561
*	Ocean Plastics Co., Ltd.	61,000	89,320
	OK Biotech Co., Ltd.	3,272	3,110
*	Oneness Biotech Co., Ltd.	13,000	108,897
*	OptoTech Corp.	89,500	90,072
	Orient Europharma Co., Ltd.	7,000	11,821
	Orient Semiconductor Electronics, Ltd.	66,000	43,066
	Oriental Union Chemical Corp.	130,000	109,197
	O-TA Precision Industry Co., Ltd.	12,000	54,804
*	Pacific Construction Co.	33,000	13,703
	Pacific Hospital Supply Co., Ltd.	10,997	28,995
	Pan German Universal Motors, Ltd.	2,000	17,549
	Pan Jit International, Inc.	46,900	98,372
	Pan-International Industrial Corp.	82,000	118,054
	Panion & BF Biotech, Inc.	6,000	16,482
	Parade Technologies, Ltd.	12,000	588,396
	PChome Online, Inc.	19,000	57,249
	PCL Technologies, Inc.	7,432	29,969
	P-Duke Technology Co., Ltd.	11,000	29,469
	Pegatron Corp.	308,000	806,543
	Pegavision Corp.	7,000	113,788
	PharmaEngine, Inc.	21,000	53,975
*	Pharmally International Holding Co., Ltd.	11,410	8,670
*	Phihong Technology Co., Ltd.	68,000	103,440
	Phison Electronics Corp.	45,000	963,170
	Phoenix Silicon International Corp.	14,000	25,716
#	Pixart Imaging, Inc.	21,000	147,351
	Planet Technology Corp.	17,000	40,137
	Plastron Precision Co., Ltd.	19,000	10,808
	Plotech Co., Ltd.	38,000	46,494
	Polytronics Technology Corp.	9,423	42,708
	Posiflex Technology, Inc.	3,000	8,390
	Pou Chen Corp.	242,000	307,291
	Power Wind Health Industry, Inc.	6,150	35,470
	Powertech Technology, Inc.	187,000	741,347
	Poya International Co., Ltd.	6,000	130,674
	President Chain Store Corp.	71,000	686,223
	President Securities Corp.	187,120	199,772
	Primax Electronics, Ltd.	95,000	205,559
*	Prime Electronics & Satellitics, Inc.	46,000	20,650
	Prince Housing & Development Corp.	199,000	89,644
*	Princeton Technology Corp.	12,000	15,023
	Pro Hawk Corp.	3,000	21,761
	Promate Electronic Co., Ltd.	27,000	39,949
	Prosperity Dielectrics Co., Ltd.	21,000	54,571
#	Qisda Corp.	419,000	543,570
	QST International Corp.	11,000	32,269
	Qualipoly Chemical Corp.	32,000	43,706
	Quang Viet Enterprise Co., Ltd.	13,000	60,882
	Quanta Computer, Inc.	345,000	1,207,500
	Quanta Storage, Inc.	39,000	75,199
#	Radiant Opto-Electronics Corp.	100,000	458,206
	Rafael Microelectronics, Inc.	3,000	16,415
*	RDC Semiconductor Co., Ltd.	4,000	38,770
	Realtek Semiconductor Corp.	104,000	1,961,950
	Rechi Precision Co., Ltd.	86,000	76,147
	Reward Wool Industry Corp.	14,000	11,157

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Rexon Industrial Corp., Ltd.	28,000	$93,866
	Rich Development Co., Ltd.	229,000	92,744
	Rich Honour International Designs Co., Ltd.	7,000	12,104
#	RichWave Technology Corp.	11,000	211,549
*	Ritek Corp.	176,099	78,488
*	Roo Hsing Co., Ltd.	86,000	34,195
	Ruentex Engineering & Construction Co.	12,000	62,400
	Ruentex Industries, Ltd.	77,600	235,828
	Sakura Development Co., Ltd.	19,000	22,079
	Sampo Corp.	77,800	87,023
	San Fang Chemical Industry Co., Ltd.	50,000	42,015
	San Far Property, Ltd.	52,384	31,198
	San Shing Fastech Corp.	15,000	34,187
	Sanitar Co., Ltd.	9,000	12,615
	Sanyang Motor Co., Ltd.	98,000	113,439
	SCI Pharmtech, Inc.	14,000	45,322
	Scientech Corp.	10,000	25,261
	SDI Corp.	29,000	92,127
	Sea Sonic Electronics Co., Ltd.	8,000	32,024
	Senao International Co., Ltd.	23,000	29,469
	Senao Networks, Inc.	7,000	27,249
	Sercomm Corp.	44,000	116,320
	Sesoda Corp.	52,000	53,325
	Shanghai Commercial & Savings Bank, Ltd. (The)	216,000	334,824
	Shan-Loong Transportation Co., Ltd.	13,000	17,176
*	Sharehope Medicine Co., Ltd.	23,086	26,854
#	ShenMao Technology, Inc.	16,000	28,017
	Shih Her Technologies, Inc.	11,000	22,332
*	Shih Wei Navigation Co., Ltd.	22,000	22,878
	Shihlin Electric & Engineering Corp.	56,000	103,573
	Shin Kong Financial Holding Co., Ltd.	2,456,271	885,336
	Shin Ruenn Development Co., Ltd.	14,000	14,392
	Shin Zu Shing Co., Ltd.	36,866	158,419
*	Shining Building Business Co., Ltd.	102,206	55,955
	Shinkong Insurance Co., Ltd.	61,000	90,776
#	Shinkong Synthetic Fibers Corp.	339,000	293,208
	Shinkong Textile Co., Ltd.	23,000	35,096
	Shiny Chemical Industrial Co., Ltd.	16,800	71,903
	ShunSin Technology Holding, Ltd.	7,000	27,642
*	Shuttle, Inc.	77,000	39,193
	Sigurd Microelectronics Corp.	93,438	181,916
	Silergy Corp.	8,000	822,244
	Silicon Optronics, Inc.	5,000	23,702
	Silicon Power Computer & Communications, Inc.	21,000	27,041
	Simplo Technology Co., Ltd.	68,000	905,467
	Sinbon Electronics Co., Ltd.	51,000	472,519
#	Singatron Enterprise Co., Ltd.	17,000	18,758
	Sinher Technology, Inc.	11,000	22,757
	Sinmag Equipment Corp.	11,000	43,054
	Sino-American Silicon Products, Inc.	123,000	855,252
	Sinon Corp.	119,000	95,316
	Sinyi Realty, Inc.	31,965	38,397
	Sirtec International Co., Ltd.	25,200	28,636
	Sitronix Technology Corp.	31,000	345,532
	Siward Crystal Technology Co., Ltd.	43,000	47,291
	Softstar Entertainment, Inc.	5,000	12,254
	Soft-World International Corp.	14,000	59,064
	Solar Applied Materials Technology Co.	151,711	301,120
	Solomon Technology Corp.	17,000	12,032

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Solteam, Inc.	11,000	$29,555
	Sonix Technology Co., Ltd.	22,000	85,718
	Speed Tech Corp.	20,000	56,199
#	Spirox Corp.	17,000	19,690
	Sporton International, Inc.	17,050	156,419
	St Shine Optical Co., Ltd.	9,000	103,250
	Standard Chemical & Pharmaceutical Co., Ltd.	20,000	28,644
	Standard Foods Corp.	100,000	203,167
	Stark Technology, Inc.	18,000	46,105
	Sun Race Sturmey-Archer, Inc.	7,000	13,154
*	Sun Yad Construction Co., Ltd.	53,000	23,934
	Sunjuice Holdings Co., Ltd.	2,000	33,076
	Sunko INK Co., Ltd.	29,750	13,030
	SunMax Biotechnology Co., Ltd.	6,000	17,637
	Sunny Friend Environmental Technology Co., Ltd.	5,000	41,016
	Sunonwealth Electric Machine Industry Co., Ltd.	40,000	75,518
	Sunplus Technology Co., Ltd.	80,000	98,719
	Sunrex Technology Corp.	18,000	40,601
	Sunspring Metal Corp.	14,000	17,068
	Supreme Electronics Co., Ltd.	96,000	144,324
	Swancor Holding Co., Ltd.	5,000	25,503
	Sweeten Real Estate Development Co., Ltd.	41,796	37,644
	Syncmold Enterprise Corp.	24,500	78,659
	Synmosa Biopharma Corp.	58,000	55,243
	Synnex Technology International Corp.	465,000	923,503
	Sysage Technology Co., Ltd.	30,000	46,321
	Systex Corp.	56,000	183,399
	T3EX Global Holdings Corp.	23,444	60,727
	TA Chen Stainless Pipe.	191,885	327,461
	Ta Liang Technology Co., Ltd.	9,000	22,586
	Ta Ya Electric Wire & Cable	112,960	139,046
	Tah Hsin Industrial Corp.	9,000	24,318
	TA-I Technology Co., Ltd.	17,750	48,594
	* Tai Tung Communication Co., Ltd.	24,000	18,672
	Taichung Commercial Bank Co., Ltd.	636,181	271,934
	TaiDoc Technology Corp.	18,000	110,099
	Taiflex Scientific Co., Ltd.	40,000	82,724
	Taimide Tech, Inc.	13,000	26,148
	Tainan Enterprises Co., Ltd.	15,000	10,538
	Tai-Saw Technology Co., Ltd.	28,000	26,540
	Taishin Financial Holding Co., Ltd.	1,027,991	518,237
	Taisun Enterprise Co., Ltd.	21,000	24,719
#	Taita Chemical Co., Ltd.	57,680	101,769
	Taiwan Business Bank.	589,585	214,941
	Taiwan Cement Corp.	301,401	560,947
	Taiwan Chelic Corp., Ltd.	1,000	1,958
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	24,720	47,279
	Taiwan Cogeneration Corp.	40,000	57,103
	Taiwan Cooperative Financial Holding Co., Ltd.	463,182	354,207
	Taiwan Fertilizer Co., Ltd.	87,000	189,544
	Taiwan Fire & Marine Insurance Co., Ltd.	74,000	62,641
	Taiwan FU Hsing Industrial Co., Ltd.	31,000	53,240
*	Taiwan Glass Industry Corp.	132,000	159,357
	Taiwan High Speed Rail Corp.	234,000	262,999
	Taiwan Hon Chuan Enterprise Co., Ltd.	59,000	165,823
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	55,000	57,584
*	Taiwan IC Packaging Corp.	14,000	11,989
*	Taiwan Land Development Corp.	134,000	33,316
	Taiwan Line Tek Electronic.	10,000	11,301

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Mask Corp.	31,000	$91,302
	Taiwan Mobile Co., Ltd.	110,000	393,497
	Taiwan Paiho, Ltd.	69,000	238,216
	Taiwan PCB Techvest Co., Ltd.	67,000	124,917
	Taiwan Sakura Corp.	19,000	43,527
	Taiwan Sanyo Electric Co., Ltd.	17,000	22,327
	Taiwan Secom Co., Ltd.	65,000	221,858
	Taiwan Semiconductor Co., Ltd.	32,000	63,848
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	100,238	11,701,784
	Taiwan Semiconductor Manufacturing Co., Ltd.	700,000	14,741,725
	Taiwan Shin Kong Security Co., Ltd.	68,500	95,027
	Taiwan Styrene Monomer	82,000	64,209
	Taiwan Surface Mounting Technology Corp.	59,000	244,220
	Taiwan Taxi Co., Ltd.	6,300	19,500
*	Taiwan TEA Corp.	130,000	110,287
#	Taiwan Union Technology Corp.	44,000	185,053
#*	Tatung Co., Ltd.	327,000	315,046
	TCI Co., Ltd.	25,877	223,021
	Te Chang Construction Co., Ltd.	12,000	13,964
#	Teco Electric and Machinery Co., Ltd.	409,000	509,349
	Tehmag Foods Corp.	4,000	44,073
	Tera Autotech Corp.	22,701	19,523
	Test Research, Inc.	30,000	69,462
	Test-Rite International Co., Ltd.	34,000	31,824
*	Tex-Ray Industrial Co., Ltd.	17,000	13,294
	Thermaltake Technology Co., Ltd.	6,000	15,935
	Thinking Electronic Industrial Co., Ltd.	17,000	111,196
	Thye Ming Industrial Co., Ltd.	25,000	28,327
*	Ton Yi Industrial Corp.	256,000	141,083
	Tong Hsing Electronic Industries, Ltd.	16,878	115,677
	Tong Yang Industry Co., Ltd.	51,000	69,468
	Tong-Tai Machine & Tool Co., Ltd.	22,000	14,767
	Top Bright Holding Co., Ltd.	2,000	11,050
	TOPBI International Holdings, Ltd.	40,607	11,426
	Topco Scientific Co., Ltd.	29,000	141,271
	Topco Technologies Corp.	13,000	36,715
	Topkey Corp.	13,000	81,327
	Topoint Technology Co., Ltd.	35,000	51,387
	Toung Loong Textile Manufacturing	13,000	20,090
*	TPK Holding Co., Ltd.	75,000	145,678
	Trade-Van Information Services Co.	10,000	18,024
	Transcend Information, Inc.	50,000	143,914
*	TrueLight Corp.	9,000	11,610
	Tsann Kuen Enterprise Co., Ltd.	19,000	18,575
	TSC Auto ID Technology Co., Ltd.	6,300	50,145
	TSRC Corp.	81,000	104,125
	TST Group Holding, Ltd.	3,000	17,449
	TTFB Co., Ltd.	2,000	17,956
	TTY Biopharm Co., Ltd.	40,000	102,114
	Tung Ho Steel Enterprise Corp.	153,000	324,137
	Tung Ho Textile Co., Ltd.	29,000	18,828
	TURVO International Co., Ltd.	10,000	41,857
	TXC Corp.	54,000	244,931
	TYC Brother Industrial Co., Ltd.	22,000	19,469
*	Tycoons Group Enterprise	64,000	33,887
	Tyntek Corp.	45,000	46,755
	UDE Corp.	13,000	15,370
	Ultra Chip, Inc.	14,350	35,735
	Union Bank Of Taiwan	323,150	138,713

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Uni-President Enterprises Corp.	1,299,000	$3,479,315
	Unitech Computer Co., Ltd.	27,000	27,925
	Unitech Printed Circuit Board Corp.	153,540	118,090
#	United Integrated Services Co., Ltd.	44,000	382,739
	United Orthopedic Corp.	15,000	19,289
*	United Renewable Energy Co., Ltd.	465,448	237,895
	Unity Opto Technology Co., Ltd.	140,000	3,872
	Univacco Technology, Inc.	15,000	13,458
	Universal Microwave Technology, Inc.	8,000	20,944
	Universal Vision Biotechnology Co., Ltd.	7,000	77,160
*	Unizyx Holding Corp.	87,000	118,988
	UPC Technology Corp.	279,169	301,700
	Userjoy Technology Co., Ltd.	5,000	16,093
	USI Corp.	263,320	388,779
*	Usun Technology Co., Ltd.	9,000	13,212
	Utechzone Co., Ltd.	15,000	35,192
	UVAT Technology Co., Ltd.	8,000	20,485
	Ve Wong Corp.	13,000	16,991
	Ventec International Group Co., Ltd.	15,000	50,339
	VHQ Media Holdings, Ltd.	7,500	9,864
	VIA Labs, Inc.	3,000	30,619
*	Victory New Materials, Ltd. Co.	25,000	11,130
	Visual Photonics Epitaxy Co., Ltd.	33,000	137,818
	Vivotek, Inc.	8,000	23,680
	Voltronic Power Technology Corp.	12,915	586,990
	Waffer Technology Corp.	23,000	17,976
	Wah Hong Industrial Corp.	13,000	18,517
	Wah Lee Industrial Corp.	39,000	114,848
	Walsin Lihwa Corp.	552,000	600,498
	Walsin Technology Corp.	60,000	515,173
*	Ways Technical Corp., Ltd.	11,000	10,880
*	We & Win Development Co., Ltd.	30,000	11,235
	Wei Chuan Foods Corp.	40,000	35,161
	Weikeng Industrial Co., Ltd.	68,945	60,361
	Well Shin Technology Co., Ltd.	16,000	31,100
*	Wha Yu Industrial Co., Ltd.	18,000	15,150
	Wholetech System Hitech, Ltd.	18,000	29,458
#	Win Semiconductors Corp.	83,000	1,082,706
	Winbond Electronics Corp.	550,000	694,757
	Winmate, Inc.	7,000	19,964
	Winstek Semiconductor Co., Ltd.	12,000	14,177
	WinWay Technology Co., Ltd.	7,000	92,727
#	Wisdom Marine Lines Co., Ltd.	91,102	230,686
	Wistron Corp.	745,436	868,002
	Wistron Information Technology & Services Corp.	10,000	36,698
	Wistron NeWeb Corp.	84,340	224,006
	Wiwynn Corp.	25,000	813,092
	Wonderful Hi-Tech Co., Ltd.	17,000	17,647
	Wowprime Corp.	8,000	53,331
	WPG Holdings, Ltd.	549,400	1,010,425
	WT Microelectronics Co., Ltd.	130,000	255,045
	WUS Printed Circuit Co., Ltd.	30,780	38,067
	XAC Automation Corp.	12,000	12,977
	X-Legend Entertainment Co., Ltd.	8,000	21,979
	Xxentria Technology Materials Corp.	23,000	57,616
#	Yageo Corp.	38,396	739,499
	YC INOX Co., Ltd.	33,105	36,201
	YCC Parts Manufacturing Co., Ltd.	13,000	18,954
*	Yea Shin International Development Co., Ltd.	48,000	42,150

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Yem Chio Co., Ltd.	115,164	$78,352
*	Yen Sun Technology Corp.	9,000	11,213
	YFC-Boneagle Electric Co., Ltd.	16,000	16,542
#	YFY, Inc.	145,000	197,063
	Yi Jinn Industrial Co., Ltd.	29,000	20,204
*	Yieh Phui Enterprise Co., Ltd.	382,756	296,743
	Yonyu Plastics Co., Ltd.	23,000	29,545
#	Young Fast Optoelectronics Co., Ltd.	17,000	25,421
	Youngtek Electronics Corp.	24,000	75,999
	Yuan High-Tech Development Co., Ltd.	6,000	40,818
	Yuanta Financial Holding Co., Ltd.	1,502,800	1,393,890
	Yuanta Futures Co., Ltd.	8,000	15,029
	Yulon Finance Corp.	38,060	186,193
*	Yulon Motor Co., Ltd.	227,264	369,120
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	53,015
	Yungshin Construction & Development Co., Ltd.	19,000	34,132
	YungShin Global Holding Corp.	32,000	51,292
	Yungtay Engineering Co., Ltd.	12,000	27,782
	Zeng Hsing Industrial Co., Ltd.	9,000	57,471
	Zenitron Corp.	34,000	36,055
	Zero One Technology Co., Ltd.	23,000	40,218
	Zhen Ding Technology Holding, Ltd.	130,800	493,723
	ZillTek Technology Corp.	4,000	44,316
*	Zinwell Corp.	72,000	65,461
	Zippy Technology Corp.	30,000	42,128
	ZongTai Real Estate Development Co., Ltd.	31,000	45,097

TOTAL TAIWAN			152,579,917

THAILAND — (2.1%)
	AAPICO Hitech PCL	34,100	26,064
	Advanced Information Technology PCL, Class F	55,600	37,498
	AEON Thana Sinsap Thailand PCL	18,500	131,899
	After You PCL	38,600	13,016
	Airports of Thailand PCL	241,600	481,066
	AJ Plast PCL	70,300	53,282
	Ananda Development PCL	243,100	17,332
	AP Thailand PCL	861,500	237,941
	Asia Plus Group Holdings PCL	356,300	39,592
	Asia Sermkij Leasing PCL	26,300	24,072
	Asian Insulators PCL	309,800	31,440
	Bangchak Corp. PCL	378,200	312,763
*	Bangkok Aviation Fuel Services PCL	10,100	8,352
	Bangkok Chain Hospital PCL	187,400	108,934
	Bangkok Commercial Asset Management PCL	246,400	163,014
	Bangkok Dusit Medical Services PCL, Class F	611,700	426,299
	Bangkok Expressway & Metro PCL	1,538,100	395,176
	Bangkok Insurance PCL	20,900	181,228
	Bangkok Land PCL	2,786,800	96,660
*	Bangkok Life Assurance PCL	16,100	12,927
	BCPG PCL	220,300	100,466
*	BEC World PCL	439,500	143,971
	Berli Jucker PCL	246,900	281,492
	BTS Group Holdings PCL	622,200	180,840
	Bumrungrad Hospital PCL	62,300	268,108
	Cal-Comp Electronics Thailand PCL, Class F	1,157,000	121,877
	Carabao Group PCL, Class F	34,500	124,649
*	Central Plaza Hotel PCL	54,600	55,674
	Central Retail Corp. PCL	197,950	222,505
*	CH Karnchang PCL	308,500	166,449

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Chayo Group PCL	41,200	$20,377
	Chularat Hospital PCL, Class F	475,500	47,645
	CIMB Thai Bank PCL	636,000	18,179
	Com7 PCL, Class F	99,400	235,432
*	CP ALL PCL	381,400	765,556
	Delta Electronics Thailand PCL	46,400	527,518
	Dhipaya Insurance PCL	190,900	177,795
	Do Day Dream PCL	27,700	19,571
	Dohome PCL	112,558	93,083
	Dynasty Ceramic PCL	707,100	71,760
	Eastern Polymer Group PCL, Class F	207,800	80,084
	Eastern Power Group PCL	116,500	22,075
	Eastern Water Resources Development and Management PCL, Class F	156,600	51,802
*	Ekachai Medical Care PCL	71,900	14,894
	Energy Absolute PCL	185,600	363,600
	Exotic Food PCL, Class F	52,700	25,218
	Forth Corp. PCL	56,400	12,679
	Forth Smart Service PCL	159,400	42,234
	Global Green Chemicals PCL, Class F	200,700	72,835
	Gulf Energy Development PCL	236,300	261,818
	Gunkul Engineering PCL	915,100	123,434
	Haad Thip PCL	21,600	27,228
	Hana Microelectronics PCL	127,600	227,436
	Home Product Center PCL	653,700	296,015
	Humanica PCL	46,300	15,910
	Ichitan Group PCL	87,300	37,850
	Indorama Ventures PCL	244,000	376,138
*	Interlink Communication PCL	112,600	22,240
	Intouch Holdings PCL	11,700	23,954
	Intouch Holdings PCL, Class F	37,500	76,776
	IRPC PCL	3,718,800	494,447
	Jasmine International PCL	716,700	66,750
	JKN Global Media PCL	36,200	12,440
	Jubilee Enterprise PCL	41,000	35,881
	JWD Infologistics PCL	37,900	14,241
	Karmarts PCL	361,500	49,226
	Kasikornbank PCL	46,600	199,046
	Kasikornbank PCL	28,200	119,547
	KCE Electronics PCL	152,200	284,726
	KGI Securities Thailand PCL	605,500	100,147
*	Khon Kaen Sugar Industry PCL	439,200	57,549
	Kiatnakin Phatra Bank PCL	78,400	146,666
	Krungthai Card PCL	190,500	466,499
	Lalin Property PCL	95,800	31,690
	Land & Houses PCL	1,785,400	495,984
	LH Financial Group PCL	907,300	34,966
*	Loxley PCL	724,500	51,189
	LPN Development PCL	654,100	106,084
	MBK PCL	66,872	29,637
	MC Group PCL	29,400	10,575
	Mega Lifesciences PCL	85,000	94,862
*	Minor International PCL	412,204	397,146
	MK Restaurants Group PCL	78,900	129,230
*	Mono Next P.C.L., Class F	305,000	19,493
	Muangthai Capital PCL	141,900	291,661
	Namyong Terminal PCL	77,900	11,508
	Netbay PCL	24,000	23,894
	Noble Development PCL	121,200	35,032
*	Nusasiri PCL	743,300	10,742

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Origin Property PCL, Class F	284,600	$84,089
	Osotspa PCL	159,700	183,357
	Plan B Media PCL, Class F	703,800	140,138
	Polyplex Thailand PCL	65,500	59,426
	Power Solution Technologies PCL, Class F	178,060	10,865
	Premier Marketing PCL	111,900	31,266
	Prima Marine PCL	75,300	18,621
*	Principal Capital PCL	118,400	18,176
	Property Perfect PCL	2,922,200	49,740
	Pruksa Holding PCL	242,800	99,810
	PTG Energy PCL	238,300	153,828
	PTT Global Chemical PCL	253,100	550,703
	Pylon PCL	55,700	7,728
	Quality Houses PCL	2,547,100	194,688
*	Raimon Land PCL	281,100	7,764
	Rajthanee Hospital PCL	31,400	31,766
	Ratchthani Leasing PCL	563,737	79,299
	RS PCL	65,000	52,188
	S 11 Group PCL	62,700	14,901
	Sabina PCL	24,600	16,907
	Saha Pathana Inter-Holding PCL	9,200	17,949
	Sahamitr Pressure Container PCL	71,900	25,400
	Saha-Union PCL	15,700	18,152
*	Samart Corp. PCL	156,200	52,673
	Samart Telcoms PCL	76,700	18,351
	Sansiri PCL	5,141,200	171,717
	Sappe PCL	57,200	48,222
	SC Asset Corp. PCL	699,600	70,100
	SEAFCO PCL	227,290	34,892
	Sena Development PCL	108,700	16,058
	Siam Commercial Bank PCL (The)	68,300	230,317
	Siam Future Development PCL	478,920	96,899
	Siam Global House PCL	337,284	242,639
	Siam Wellness Group PCL, Class F	27,450	6,700
	Siamgas & Petrochemicals PCL	126,700	46,387
	Sikarin PCL, Class F	41,600	10,955
	Singer Thailand PCL	33,100	44,647
	Singha Estate PCL	706,700	47,662
	Sino-Thai Engineering & Construction PCL	198,400	92,390
	SNC Former PCL	27,900	13,172
	Somboon Advance Technology PCL	78,200	48,722
	SPCG PCL	180,400	110,659
	Sri Trang Agro-Industry PCL	211,600	321,095
	Srisawad Corp. PCL	166,020	443,875
*	Srisawad Finance PCL	12,000	20,040
	Srivichai Vejvivat PCL	64,300	17,553
	Star Petroleum Refining PCL	513,100	154,898
*	Stars Microelectronics Thailand PCL	115,900	20,100
	Supalai PCL	497,900	327,803
*	Super Energy Corp. PCL	6,246,400	190,577
	Susco PCL	107,600	11,265
*	SVI PCL	89,600	14,532
	Synnex Thailand PCL	34,800	32,132
	Syntec Construction PCL	213,300	14,934
	TAC Consumer PCL, Class F	86,200	20,209
	Taokaenoi Food & Marketing PCL, Class F	110,400	33,506
	Thai Nakarin Hospital PCL	18,000	17,776
	Thai Oil PCL	255,900	486,939
	Thai President Foods PCL, Class F	7,500	46,849

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Thai Rubber Latex Group PCL	214,800	$19,040
	Thai Stanley Electric PCL, Class F	9,200	54,070
	Thai Union Group PCL, Class F	359,700	174,435
	Thai Vegetable Oil PCL	80,400	91,664
	Thai Wah PCL, Class F	70,400	12,774
	Thaicom PCL	129,600	44,119
	Thaire Life Assurance PCL	192,900	24,161
	Thanachart Capital PCL	32,400	36,939
	Thitikorn PCL	37,600	12,921
	Tipco Asphalt PCL	183,800	119,238
	Tisco Financial Group PCL	34,200	101,598
	TKS Technologies PCL	78,800	26,066
	TMB Bank PCL	2,794,099	104,989
	TOA Paint Thailand PCL	153,300	169,855
	Total Access Communication PCL	99,500	104,653
	TQM Corp. PCL	29,300	113,389
*	TTCL PCL	66,100	12,419
	TTW PCL	290,800	108,335
*	U City PCL, Class F	613,500	16,747
	Union Auction PCL	46,200	15,134
*	Unique Engineering & Construction PCL	257,300	54,538
	United Paper PCL	83,200	59,319
	Univentures PCL	72,900	9,271
	Vinythai PCL	90,500	112,625
	WHA Corp. PCL	786,200	85,343
	WHA Utilities and Power PCL	172,400	26,466
	Workpoint Entertainment PCL	89,600	53,235

TOTAL THAILAND			19,643,929

TURKEY — (0.5%)
*	Adese Alisveris Merkezleri Ticaret A.S.	93,743	22,823
#	Akbank T.A.S.	374,124	220,996
	Aksigorta A.S.	31,990	29,321
	Alkim Alkali Kimya A.S.	15,773	32,796
	Anadolu Anonim Turk Sigorta Sirketi	58,272	45,542
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	26,934	75,861
	Anadolu Hayat Emeklilik A.S.	19,654	21,424
	Arcelik A.S.	39,236	162,905
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	63,976	115,996
	AvivaSA Emeklilik ve Hayat A.S., Class A	7,786	17,276
	Aygaz A.S.	5,453	9,067
*	Bagfas Bandirma Gubre Fabrikalari A.S.	10,150	27,612
*	Bera Holding A.S.	88,411	349,652
	BIM Birlesik Magazalar A.S.	40,158	314,798
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	10,960	32,742
	Borusan Yatirim ve Pazarlama A.S.	1,401	60,461
	Coca-Cola Icecek A.S.	21,042	199,984
	Deva Holding A.S.	8,625	31,747
	Dogan Sirketler Grubu Holding A.S.	353,461	125,796
	Dogus Otomotiv Servis ve Ticaret A.S.	8,999	28,965
	EGE Endustri VE Ticaret A.S.	224	38,380
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	34,460	26,605
	Enerjisa Enerji A.S.	62,066	76,984
	Eregli Demir ve Celik Fabrikalari TAS	55,419	127,197
*	Fenerbahce Futbol A.S.	6,067	20,906
	Ford Otomotiv Sanayi A.S.	7,423	157,761
*	Goodyear Lastikleri TAS	25,809	23,485
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	66,706	59,411
	GSD Holding A.S.	159,636	33,505

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Gubre Fabrikalari TAS	9,564	$70,304
#*	Hektas Ticaret TAS	61,081	60,617
*	Ihlas Holding A.S.	285,161	20,298
	Is Yatirim Menkul Degerler A.S.., Class A	42,746	79,477
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	31,320	23,670
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B	23,017	17,535
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	78,533	67,982
*	Kerevitas Gida Sanayi ve Ticaret A.S.	56,162	36,484
#*	Koza Altin Isletmeleri A.S.	10,774	146,325
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	50,496	83,823
	Logo Yazilim Sanayi Ve Ticaret A.S.	3,395	66,375
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	27,467
*	Migros Ticaret A.S.	7,362	32,304
*	MLP Saglik Hizmetleri A.S.	10,490	30,989
*	Netas Telekomunikasyon A.S.	8,821	26,333
	Otokar Otomotiv Ve Savunma Sanayi A.S.	2,650	110,746
*	Petkim Petrokimya Holding A.S.	223,129	180,673
	Polisan Holding A.S.	70,525	25,474
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	39,132	18,917
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,514	80,524
*	Sasa Polyester Sanayi A.S.	24,438	105,396
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	47,676	57,861
*	TAV Havalimanlari Holding A.S.	32,931	85,743
	Tekfen Holding A.S.	27,917	54,016
*	Teknosa Ic Ve Dis Ticaret A.S.	13,846	11,491
	Tofas Turk Otomobil Fabrikasi A.S.	28,574	103,154
*	Turcas Petrol A.S.	41,899	17,928
	Turk Traktor ve Ziraat Makineleri A.S.	3,310	83,614
	Turkiye Garanti Bankasi A.S.	236,271	205,947
#*	Turkiye Halk Bankasi A.S.	130,977	67,970
	Turkiye Is Bankasi A.S.., Class C	120,851	71,369
*	Turkiye Petrol Rafinerileri A.S.	7,684	81,462
#	Turkiye Sinai Kalkinma Bankasi A.S.	640,671	97,888
#*	Turkiye Vakiflar Bankasi TAO, Class D	201,847	83,545
*	Ulker Biskuvi Sanayi A.S.	20,543	54,731
*	Vestel Elektronik Sanayi ve Ticaret A.S.	17,643	61,435
#	Yapi ve Kredi Bankasi A.S.	379,984	96,255
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	23,522	47,854
*	Zorlu Enerji Elektrik Uretim A.S.	72,100	17,428

TOTAL TURKEY			5,101,402

UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	187,646	319,604
	Abu Dhabi Islamic Bank PJSC	480,534	629,901
	Agthia Group PJSC	24,553	42,120
*	Ajman Bank PJSC	56,722	10,920
*	Amlak Finance PJSC	29,743	1,736
	Aramex PJSC	221,379	235,232
*	DAMAC Properties Dubai Co. PJSC	236,777	77,135
*	Deyaar Development PJSC	573,951	41,631
	Dubai Financial Market PJSC	170,754	49,272
	Dubai Investments PJSC	361,398	151,090
	Dubai Islamic Bank PJSC	335,302	405,639
*	Emaar Development PJSC	240,132	178,347
*	Emaar Malls PJSC	249,009	124,131
	Emaar Properties PJSC	416,931	420,928
	Emirates NBD Bank PJSC	253,184	857,800
	Emirates Telecommunications Group Co. PJSC	137,314	791,696
*	Eshraq Investments PJSC	250,000	21,177

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	First Abu Dhabi Bank PJSC	198,878	$769,693
*	International Holdings Co. PJSC	6,187	152,774
	Islamic Arab Insurance Co.	50,474	11,148
*	Manazel Real Estate PJSC	147,144	13,716
	National Central Cooling Co. PJSC	18,773	14,744
*	RAK Properties PJSC	397,886	58,080
	Ras Al Khaimah Ceramics	104,104	53,763
	SHUAA Capital PSC	119,053	20,273

TOTAL UNITED ARAB EMIRATES			5,452,550

UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	18,982	127,027

TOTAL COMMON STOCKS			907,785,672

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
*	Alpargatas SA	16,525	120,864
	Banco ABC Brasil SA	23,794	64,828
	Banco Bradesco SA	264,772	1,162,510
	Banco do Estado do Rio Grande do Sul SA, Class B	59,900	135,083
	Banco Pan SA	10,800	36,563
*	Braskem SA, Class A	6,300	60,889
	Centrais Eletricas Brasileiras SA, Class B	11,500	78,289
	Centrais Eletricas Santa Catarina	3,500	40,921
	Cia de Saneamento do Parana	86,031	67,468
	Cia Energetica de Minas Gerais	189,711	483,354
	Cia Energetica de Sao Paulo, Class B	49,200	229,151
	Cia Energetica do Ceara, Class A	2,900	30,644
	Cia Paranaense de Energia	258,340	297,716
*	Eucatex SA Industria e Comercio	20,500	45,853
	Gerdau SA	100,700	615,836
	Grazziotin SA	2,000	12,658
	Itau Unibanco Holding SA	331,400	1,679,558
	Lojas Americanas SA	147,845	567,750
	Marcopolo SA	188,554	90,597
	Randon SA Implementos e Participacoes	36,200	92,698
	Schulz SA	8,800	17,788
	Unipar Carbocloro SA	11,500	164,348

TOTAL BRAZIL			6,095,366

CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	7,515	10,679
	Embotelladora Andina SA, Class B	64,229	153,178
	Sociedad Quimica y Minera de Chile SA, Class B	6,409	337,696

TOTAL CHILE			501,553

COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	15,860
	Bancolombia SA	1,625	12,123
	Grupo Aval Acciones y Valores SA	442,029	130,136
	Grupo de Inversiones Suramericana SA	12,363	55,799

TOTAL COLOMBIA			213,918

PHILIPPINES — (0.0%)
	Cebu Air, Inc.	3,315	3,098

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	96	$3,876

TOTAL PREFERRED STOCKS			6,817,811

RIGHTS/WARRANTS — (0.0%)

MALAYSIA — (0.0%)
*	Frontken Corp. Bhd Warrants 05/03/26	61,400	0
*	Scientex BHD Warrants 01/14/26	13,480	4,409

TOTAL MALAYSIA			4,409

SOUTH KOREA — (0.0%)
*	Humax Co., Ltd. Rights 06/08/21	1,455	1,145

TAIWAN — (0.0%)
*	Grand Fortune Securities Co., Ltd. Rights Exp 04/28/21	4,941	1,283
*	OK Biotech Co., Ltd. Rights Exp 08/03/20	3,273	70
*	Supreme Electronics Co., Ltd. Rights 05/07/21	10,145	3,632
*	Supreme Electronics Co., Ltd. Rights Exp 10/28/20	8,719	0

TOTAL TAIWAN			4,985

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/21/21	13,150	4,857
*	MBK P.L.C. Warrants 3/24/22	2,675	928
*	Noble W2 Warrants 01/05/22	10,100	324
*	RS PCL Warrants 04/26/22	13,000	0
*	Srisawad Corp. P.C.L. Warrants 8/29/25	0	0
*	U City PCL Rights Exp 03/31/21	1,840,500	8,866

TOTAL THAILAND			14,975

TURKEY — (0.0%)
*	Hektas Ticaret TAS Rights 05/17/21	30,218	46,064
*	Teknosa Ic Ve Dis Ticaret A.S. Rights 05/17/21	13,846	5,335

TOTAL TURKEY			51,399

TOTAL RIGHTS/WARRANTS			76,913

TOTAL INVESTMENT SECURITIES (Cost $692,018,983)			914,680,396

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	1,336,664	15,465,201

TOTAL INVESTMENTS — (100.0%) (Cost $707,483,222)			$930,145,597

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$33,097,224	—	—	$33,097,224
Chile	4,129,335	—	—	4,129,335
China	60,877,727	$276,515,311	—	337,393,038

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$957,244	—	—	$957,244
Czech Republic	—	$327,451	—	327,451
Egypt	200,724	—	—	200,724
Greece	—	1,795,595	—	1,795,595
Hong Kong	—	89,340	—	89,340
Hungary	—	1,567,337	—	1,567,337
India	7,293,994	91,495,626	—	98,789,620
Indonesia	249,234	9,672,829	—	9,922,063
Malaysia	—	13,725,952	—	13,725,952
Mexico	13,505,430	—	—	13,505,430
Peru	635,985	—	—	635,985
Philippines	—	3,955,453	—	3,955,453
Poland	—	5,123,799	—	5,123,799
Qatar	—	5,806,415	—	5,806,415
Russia	2,313,928	878,909	—	3,192,837
Saudi Arabia	73,973	23,096,469	—	23,170,442
South Africa	1,664,223	20,317,097	—	21,981,320
South Korea	6,317,953	139,196,290	—	145,514,243
Taiwan	11,905,183	140,674,734	—	152,579,917
Thailand	19,643,929	—	—	19,643,929
Turkey	32,742	5,068,660	—	5,101,402
United Arab Emirates	—	5,452,550	—	5,452,550
United Kingdom	—	127,027	—	127,027
Preferred Stocks
Brazil	6,095,366	—	—	6,095,366
Chile	501,553	—	—	501,553
Colombia	213,918	—	—	213,918
Philippines	3,098	—	—	3,098
South Korea	—	3,876	—	3,876
Rights/Warrants
Malaysia	—	4,409	—	4,409
South Korea	—	1,145	—	1,145
Taiwan	—	4,985	—	4,985
Thailand	—	14,975	—	14,975
Turkey	—	51,399	—	51,399
Securities Lending Collateral	—	15,465,201	—	15,465,201

TOTAL	$169,712,763	$760,432,834	—	$930,145,597

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
	Titan Cement International SA	5,440	$111,390

BRAZIL — (2.7%)
*	Alliar Medicos A Frente SA	11,400	18,552
*	Anima Holding SA	27,507	54,791
*	Banco ABC Brasil SA	359	972
*	BK Brasil Operacao e Assessoria a Restaurantes SA	9,371	17,079
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,858	81,545
*	BRF SA	94,894	363,186
	Camil Alimentos SA	21,849	40,263
	Cia Brasileira de Distribuicao	2,767	20,747
	Cia de Locacao das Americas	67,707	328,685
	Cia Hering	8,900	44,926
	Cia Siderurgica Nacional SA	7,185	65,064
	Cielo SA	216,800	137,694
*	Cogna Educacao	259,962	185,207
	Construtora Tenda SA	14,400	68,659
	Cosan SA	6,081	100,819
	CSU Cardsystem SA	9,700	46,910
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,100	61,077
	Direcional Engenharia SA	16,400	38,645
	Duratex SA	61,879	269,978
*	Embraer SA	74,866	212,247
*	Embraer SA, Sponsored ADR	4,209	46,509
	Enauta Participacoes SA	16,500	46,140
*	Eucatex SA Industria e Comercio	1,700	7,905
	Even Construtora e Incorporadora SA	15,400	27,386
	Ez Tec Empreendimentos e Participacoes SA	2,278	13,550
*	Gafisa SA	21,202	17,798
	Gerdau SA, Sponsored ADR	46,632	286,321
	Grendene SA	45,300	68,133
	Guararapes Confeccoes SA	21,244	65,624
*	Helbor Empreendimentos SA	16,236	25,107
	Hypera SA	72,700	463,873
	Iguatemi Empresa de Shopping Centers SA	4,500	30,486
	Industrias Romi SA	6,416	38,576
	Iochpe-Maxion SA	16,400	41,090
	IRB Brasil Resseguros SA	18,100	20,292
	JHSF Participacoes SA	45,058	56,654
	Kepler Weber SA	2,200	20,311
	M Dias Branco SA	19,568	95,894
	Mahle-Metal Leve SA	6,800	33,086
	Marcopolo SA	24,600	11,322
*	Marisa Lojas SA	16,603	16,383
*	Mills Estruturas e Servicos de Engenharia SA	42,900	63,733
	Movida Participacoes SA	25,489	78,972
	MRV Engenharia e Participacoes SA	53,300	170,241
	Multiplan Empreendimentos Imobiliarios SA	12,800	54,268
*	Petro Rio SA	16,840	283,909
	Petrobras Distribuidora SA	76,594	317,400
	Porto Seguro SA	14,593	132,631
	Positivo Tecnologia SA	10,900	22,534
*	Rumo SA	130,672	481,115
	Sao Carlos Empreendimentos e Participacoes SA	4,400	30,537
	Sao Martinho SA	38,322	219,898

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Sendas Distribuidora SA	2,767	$41,204
	Ser Educacional SA	11,100	26,340
	SLC Agricola SA	22,300	200,296
	Smiles Fidelidade SA	7,800	30,772
	Sul America SA	39,737	239,283
*	Tecnisa SA	11,730	17,707
	Tegma Gestao Logistica SA	6,400	26,674
	TIM SA	60,327	135,379
*	Tupy SA	12,000	51,737
	Ultrapar Participacoes SA	131,170	509,752
	Unipar Carbocloro SA	1,283	17,284
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	103,739
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	15,010	26,527
*	Vulcabras Azaleia SA	13,400	18,748
	YDUQS Participacoes SA	15,800	85,107

TOTAL BRAZIL			6,975,273

CHILE — (0.4%)
	Camanchaca SA	101,696	8,702
	CAP SA	11,267	200,854
	Cencosud SA	96,227	199,771
*	Cia Sud Americana de Vapores SA	2,955,897	178,835
	Empresa Nacional de Telecomunicaciones SA	18,391	103,272
	Grupo Security SA	193,814	40,084
	Inversiones Aguas Metropolitanas SA	34,826	26,803
	Inversiones La Construccion SA	4,350	29,207
	Itau CorpBanca Chile SA	15,925,805	54,227
	Itau CorpBanca Chile SA, ADR	1,200	6,180
	PAZ Corp. SA	24,759	22,957
	Ripley Corp. SA	132,151	42,210
	Salfacorp SA	59,339	41,077
	Sigdo Koppers SA	56,342	68,175
	Sociedad Matriz SAAM SA	630,242	50,190
	Socovesa SA	51,869	17,515

TOTAL CHILE			1,090,059

CHINA — (25.0%)
	361 Degrees International, Ltd.	154,000	61,847
#*	3SBio, Inc.	200,000	189,065
	5I5J Holding Group Co., Ltd., Class A	18,200	10,857
	AAC Technologies Holdings, Inc.	98,500	546,791
	AAG Energy Holdings, Ltd.	78,000	13,637
*	Advanced Technology & Materials Co., Ltd., Class A	28,900	31,889
	Agile Group Holdings, Ltd.	252,000	393,668
	Air China, Ltd., Class H	270,000	213,486
	Aisino Corp., Class A	16,000	29,245
	Ajisen China Holdings, Ltd.	105,000	18,323
*	Alpha Group, Class A	21,700	20,424
*	Aluminum Corp. of China, Ltd., Class H	986,000	509,501
#	Angang Steel Co., Ltd., Class H	264,600	181,901
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	4,500	20,690
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	10,900	10,092
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	23,800	30,753
*	Anhui Tatfook Technology Co., Ltd., Class A	7,100	9,752
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,800	18,342
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	21,800	35,826
#*	Anton Oilfield Services Group	374,000	23,436

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	APT Satellite Holdings, Ltd.	118,000	$38,161
	Asia Cement China Holdings Corp.	115,000	117,994
	AsiaInfo Technologies, Ltd.	19,600	31,495
	Avic Heavy Machinery Co., Ltd., Class A	10,200	27,818
	AviChina Industry & Technology Co., Ltd., Class H	447,000	286,845
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	31,400	66,687
#	BAIC Motor Corp., Ltd., Class H	448,000	161,972
	BAIOO Family Interactive, Ltd.	80,000	20,500
	Bank of Changsha Co., Ltd., Class A	18,100	25,170
	Bank of Chengdu Co., Ltd., Class A	14,400	26,498
	Bank of Chongqing Co., Ltd., Class H	69,500	46,650
	Bank of Guiyang Co., Ltd., Class A	38,500	46,056
	Bank of Suzhou Co., Ltd., Class A	40,500	47,085
	Bank of Tianjin Co., Ltd., Class H	49,000	21,647
	Bank of Zhengzhou Co., Ltd., Class H	119,900	31,139
*	Baoye Group Co., Ltd., Class H	50,000	26,075
	BBMG Corp., Class H	637,000	130,919
	Beijing Capital Co., Ltd., Class A	97,760	44,829
	Beijing Capital Development Co., Ltd., Class A	16,400	14,149
	Beijing Capital International Airport Co., Ltd., Class H	374,000	271,488
	Beijing Capital Land, Ltd., Class H	319,000	42,621
*	Beijing Energy International Holding Co., Ltd.	1,042,000	33,504
#*	Beijing Enterprises Clean Energy Group, Ltd.	1,640,000	23,696
	Beijing Enterprises Holdings, Ltd.	99,500	324,568
*	Beijing Enterprises Medical & Health Group, Ltd.	768,000	10,232
	Beijing Enterprises Water Group, Ltd.	832,000	317,770
*	Beijing Gas Blue Sky Holdings, Ltd.	776,000	11,588
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	9,521	30,032
*	Beijing Jetsen Technology Co., Ltd., Class A	31,300	16,729
	Beijing North Star Co., Ltd., Class H	232,000	42,632
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	61,200	34,566
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	11,800	15,797
	Beijing Originwater Technology Co., Ltd., Class A	36,800	39,919
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	29,300	24,107
*	Beijing Shougang Co., Ltd., Class A	21,200	16,474
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,100	20,379
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	22,700	17,930
	Beijing Thunisoft Corp., Ltd., Class A	10,600	29,236
	Beijing Yanjing Brewery Co., Ltd., Class A	34,800	39,694
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	13,800	19,425
	Bestsun Energy Co., Ltd., Class A	36,200	27,042
	Better Life Commercial Chain Share Co., Ltd., Class A	17,600	20,579
	Binhai Investment Co., Ltd.	64,000	12,352
	Blue Sail Medical Co., Ltd., Class A	6,100	22,176
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	47,500	45,265
*	Bohai Leasing Co., Ltd., Class A	71,897	22,978
	Brilliance China Automotive Holdings, Ltd.	424,000	398,468
	BTG Hotels Group Co., Ltd., Class A	6,200	24,459
	C C Land Holdings, Ltd.	243,000	56,531
	C&D International Investment Group, Ltd.	26,000	51,887
*	C&D Property Management Group Co., Ltd.	26,000	15,535
	Camel Group Co., Ltd., Class A	13,000	23,989
*	Capital Environment Holdings, Ltd.	618,000	11,524
	CECEP Solar Energy Co., Ltd., Class A	43,300	41,063
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	27,700	12,684
	CECEP Wind-Power Corp., Class A	47,700	27,599
	Central China Real Estate, Ltd.	188,000	103,405
*	CGN New Energy Holdings Co., Ltd.	310,000	75,493

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chanjet Information Technology Co., Ltd., Class H	4,000	$12,380
	Chaowei Power Holdings, Ltd.	99,000	35,892
	Cheetah Mobile, Inc., ADR	12,011	25,944
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	4,400	10,183
	Chengdu Hongqi Chain Co., Ltd., Class A	31,400	29,551
	China Aerospace International Holdings, Ltd.	194,000	16,427
	China Aerospace Times Electronics Co., Ltd., Class A	17,600	18,530
*	China Agri-Products Exchange, Ltd.	591,408	9,590
#	China Aircraft Leasing Group Holdings, Ltd.	51,500	41,603
	China Aoyuan Group, Ltd.	294,000	305,111
	China BlueChemical, Ltd., Class H	456,000	128,924
	China CAMC Engineering Co., Ltd., Class A	8,800	9,251
	China Cinda Asset Management Co., Ltd., Class H	1,848,000	363,252
	China Coal Energy Co., Ltd., Class H	467,000	252,577
	China Communications Services Corp., Ltd., Class H	466,000	201,506
	China Conch Venture Holdings, Ltd.	157,500	743,133
	China Development Bank Financial Leasing Co., Ltd., Class H	220,000	32,267
*	China Dili Group	334,200	92,944
	China Dongxiang Group Co., Ltd.	768,000	100,915
	China Eastern Airlines Corp., Ltd., ADR	1,223	26,686
	China Eastern Airlines Corp., Ltd., Class H	346,000	151,550
	China Electronics Optics Valley Union Holding Co., Ltd.	468,000	25,183
	China Energy Engineering Corp., Ltd., Class H	362,000	36,731
#	China Everbright Greentech, Ltd.	108,000	42,716
	China Everbright, Ltd.	228,000	272,089
	China Film Co., Ltd., Class A	21,400	46,700
	China Foods, Ltd.	212,000	88,265
	China Fortune Land Development Co., Ltd., Class A	42,900	36,909
	China Galaxy Securities Co., Ltd., Class H	647,000	384,533
	China Gezhouba Group Co., Ltd., Class A	51,600	56,650
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	137,500	115,298
	China Hanking Holdings, Ltd.	56,000	10,595
	China Harmony Auto Holding, Ltd.	156,500	76,387
	China High Speed Railway Technology Co., Ltd., Class A	49,900	17,260
	China High Speed Transmission Equipment Group Co., Ltd.	97,000	70,223
	China Hongqiao Group, Ltd.	340,500	537,441
	China Huarong Asset Management Co., Ltd., Class H	1,938,000	254,483
	China International Marine Containers Group Co., Ltd., Class H	113,580	213,436
	China Jinmao Holdings Group, Ltd.	1,030,000	390,206
	China Lesso Group Holdings, Ltd.	137,000	344,611
	China Lilang, Ltd.	100,000	66,564
	China Machinery Engineering Corp., Class H	179,000	80,088
*	China Maple Leaf Educational Systems, Ltd.	392,000	102,591
	China Medical System Holdings, Ltd.	114,000	263,310
	China Meheco Co., Ltd., Class A	10,900	21,574
	China Merchants Land, Ltd.	332,000	48,609
	China Merchants Port Holdings Co., Ltd.	348,000	556,749
*	China Modern Dairy Holdings, Ltd.	494,000	124,083
	China Molybdenum Co., Ltd., Class H	585,000	395,142
	China National Accord Medicines Corp., Ltd., Class A	4,000	25,786
	China National Building Material Co., Ltd., Class H	900,000	1,299,683
	China National Medicines Corp., Ltd., Class A	10,800	61,358
#	China New Higher Education Group, Ltd.	80,000	64,129
*	China Oceanwide Holdings, Ltd.	220,000	4,734
*	China Oil & Gas Group, Ltd.	1,080,000	59,778
	China Oilfield Services, Ltd., Class H	376,000	343,549
	China Oriental Group Co., Ltd.	184,000	62,164
	China Overseas Grand Oceans Group, Ltd.	359,000	228,667
	China Railway Hi-tech Industry Co., Ltd., Class A	22,100	28,822

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Railway Signal & Communication Corp., Ltd., Class H	286,000	$113,523
*	China Rare Earth Holdings, Ltd.	348,000	38,381
	China Reinsurance Group Corp., Class H	1,125,000	117,173
	China Renaissance Holdings, Ltd.	23,200	74,535
	China Resources Cement Holdings, Ltd.	382,000	416,121
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	15,400	28,575
	China Resources Gas Group, Ltd.	120,000	649,269
	China Resources Medical Holdings Co., Ltd.	161,000	139,727
	China Resources Pharmaceutical Group, Ltd.	289,500	194,951
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	13,500	52,077
*	China Ruifeng Renewable Energy Holdings, Ltd.	420,000	12,977
#	China Sanjiang Fine Chemicals Co., Ltd.	149,000	69,877
	China SCE Group Holdings, Ltd.	441,000	206,352
*	China Shanshui Cement Group, Ltd.	272,000	73,014
*	China Shengmu Organic Milk, Ltd.	453,000	36,696
	China Shineway Pharmaceutical Group, Ltd.	66,000	47,551
*	China Shuifa Singyes Energy Holdings, Ltd.	56,000	8,204
*	China Silver Group, Ltd.	142,000	16,558
	China South City Holdings, Ltd.	790,000	83,228
	China South Publishing & Media Group Co., Ltd., Class A	30,700	48,376
*	China Southern Airlines Co., Ltd., Class H	440,000	297,958
*	China Sunshine Paper Holdings Co., Ltd.	71,500	15,219
	China Taiping Insurance Holdings Co., Ltd.	370,800	686,383
#*	China Tianrui Group Cement Co., Ltd.	72,000	60,899
*	China Tianying, Inc., Class A	14,600	9,400
	China Traditional Chinese Medicine Holdings Co., Ltd.	576,000	328,881
	China TransInfo Technology Co., Ltd., Class A	14,300	32,965
*	China Travel International Investment Hong Kong, Ltd.	438,000	75,934
*	China Tungsten And Hightech Materials Co., Ltd., Class A	12,600	16,813
	China Vast Industrial Urban Development Co., Ltd.	64,000	24,928
	China West Construction Group Co., Ltd., Class A	12,600	16,278
	China XLX Fertiliser, Ltd.	71,000	33,247
	China Yongda Automobiles Services Holdings, Ltd.	204,500	369,756
*	China ZhengTong Auto Services Holdings, Ltd.	247,500	21,328
	China Zheshang Bank Co., Ltd., Class H	244,000	107,544
#*	China Zhongwang Holdings, Ltd.	360,400	83,239
	Chinasoft International, Ltd.	58,000	64,964
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	11,600	19,785
	Chongqing Department Store Co., Ltd., Class A	2,400	11,928
	Chongqing Dima Industry Co., Ltd., Class A	22,000	9,238
	Chongqing Machinery & Electric Co., Ltd., Class H	126,000	8,563
	Chongqing Rural Commercial Bank Co., Ltd., Class H	585,000	247,902
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,828	18,756
	CIFI Holdings Group Co., Ltd.	484,129	432,538
	CIMC Enric Holdings, Ltd.	136,000	117,886
	Cinda Real Estate Co., Ltd., Class A	18,100	10,140
*	CITIC Guoan Information Industry Co., Ltd., Class A	74,802	23,083
*	CITIC Resources Holdings, Ltd.	674,000	33,756
*	Citychamp Watch & Jewellery Group, Ltd.	204,000	44,142
*	CMST Development Co., Ltd., Class A	27,600	22,571
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	21,000	38,130
	COFCO Biotechnology Co., Ltd., Class A	17,700	24,797
#	Colour Life Services Group Co., Ltd.	116,194	49,247
	Concord New Energy Group, Ltd.	1,220,000	87,865
	Consun Pharmaceutical Group, Ltd.	112,000	65,931
	COSCO SHIPPING Development Co., Ltd., Class H	819,000	144,093
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	322,000	140,242
	COSCO SHIPPING International Hong Kong Co., Ltd.	116,000	40,106
	COSCO SHIPPING Ports, Ltd.	371,031	311,663

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CP Pokphand Co., Ltd.	1,182,000	$148,836
	CPMC Holdings, Ltd.	127,000	71,916
	CSG Holding Co., Ltd., Class A	15,400	21,245
	D&O Home Collection Co., Ltd., Class A	6,400	18,457
	DaFa Properties Group, Ltd.	19,000	15,667
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	36,900	20,558
	Dare Power Dekor Home Co., Ltd., Class A	11,500	24,428
	Dawnrays Pharmaceutical Holdings, Ltd.	155,000	31,612
	DBG Technology Co., Ltd., Class A	9,400	15,756
#	Dexin China Holdings Co., Ltd.	83,000	32,397
	DHC Software Co., Ltd., Class A	40,200	42,339
#*	Differ Group Holding Co., Ltd.	328,000	39,642
	Digital China Holdings, Ltd.	115,000	85,989
	Digital China Information Service Co., Ltd., Class A	13,800	29,148
	Dong-E-E-Jiao Co., Ltd., Class A	5,600	30,696
	Dongfang Electric Corp., Ltd., Class H	69,800	58,444
	Dongfeng Motor Group Co., Ltd., Class H	510,000	443,239
	Dongjiang Environmental Co., Ltd., Class H	39,800	23,596
	Dongxing Securities Co., Ltd., Class A	33,900	53,851
	Dongyue Group, Ltd.	286,000	249,083
*	Doushen Beijing Education & Technology, Inc., Class A	14,900	16,677
*	DouYu International Holdings, Ltd., ADR	1,216	11,078
*	Easysight Supply Chain Management Co., Ltd., Class A	17,900	16,355
	E-House China Enterprise Holdings, Ltd.	53,400	57,708
	ENN Natural Gas Co., Ltd., Class A	7,500	20,275
#	Essex Bio-technology, Ltd.	19,000	13,694
	Eternal Asia Supply Chain Management, Ltd., Class A	31,100	24,457
#	Everbright Securities Co., Ltd., Class H	65,200	51,102
*	Fang Holdings, Ltd., ADR	961	11,340
*	Fangda Carbon New Material Co., Ltd., Class A	35,300	48,355
*	Fangda Special Steel Technology Co., Ltd., Class A	24,000	33,865
	Fanhua, Inc., Sponsored ADR	4,856	64,828
#	Fantasia Holdings Group Co., Ltd.	346,500	44,459
	Far East Horizon, Ltd.	435,000	498,797
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	12,800	35,231
#*	FIH Mobile, Ltd.	165,000	23,293
	Financial Street Holdings Co., Ltd., Class A	33,100	31,658
	First Capital Securities Co., Ltd., Class A	46,400	46,684
#*	First Tractor Co., Ltd., Class H	42,000	20,378
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	12,400	16,679
	Fosun International, Ltd.	566,500	813,568
	Fufeng Group, Ltd.	375,000	138,718
	Fujian Funeng Co., Ltd., Class A	7,000	11,309
	Fujian Longking Co., Ltd., Class A	15,200	19,883
	Fujian Sunner Development Co., Ltd., Class A	7,200	29,339
*	Fullshare Holdings, Ltd.	1,812,500	38,037
	Gansu Qilianshan Cement Group Co., Ltd., Class A	6,900	13,967
	Gansu Shangfeng Cement Co., Ltd., Class A	10,200	30,375
*	GCL-Poly Energy Holdings, Ltd.	3,025,000	771,073
	GEM Co., Ltd., Class A	24,000	36,837
	Gemdale Properties & Investment Corp., Ltd.	1,074,000	150,685
	Genertec Universal Medical Group Co., Ltd.	263,500	219,102
	Genimous Technology Co., Ltd., Class A	13,600	12,759
	GF Securities Co., Ltd., Class H	216,800	313,317
*	Global Top E-Commerce Co., Ltd., Class A	30,100	16,299
*	Glorious Property Holdings, Ltd.	294,000	9,158
*	Glory Sun Financial Group, Ltd.	288,000	9,599
	Golden Eagle Retail Group, Ltd.	63,000	56,637
	Goldlion Holdings, Ltd.	43,000	10,271

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Grand Baoxin Auto Group, Ltd.	82,500	$8,365
	Grandjoy Holdings Group Co., Ltd., Class A	82,300	46,355
	Greattown Holdings, Ltd., Class A	33,900	18,951
	Greatview Aseptic Packaging Co., Ltd.	194,000	95,851
	Greenland Hong Kong Holdings, Ltd.	175,000	60,839
#	Greentown China Holdings, Ltd.	173,000	207,558
	GRG Banking Equipment Co., Ltd., Class A	31,300	62,257
*	Guangdong HEC Technology Holding Co., Ltd., Class A	32,400	23,452
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	17,779
	Guangdong Tapai Group Co., Ltd., Class A	17,100	29,500
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	15,000	20,338
*	Guanghui Energy Co., Ltd., Class A	105,161	49,404
	Guangshen Railway Co., Ltd., Class H	284,000	56,952
	Guangxi Liugong Machinery Co., Ltd., Class A	29,300	43,266
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	45,100	20,737
	Guangzhou Automobile Group Co., Ltd., Class H	450,000	383,892
	Guangzhou Baiyun International Airport Co., Ltd., Class A	21,800	40,890
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	26,000	69,975
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	59,095
	Guangzhou R&F Properties Co., Ltd., Class H	238,800	304,787
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	16,800	28,368
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	20,900	21,019
	Guomai Technologies, Inc., Class A	23,500	21,436
	Guorui Properties, Ltd.	215,000	11,075
	Guoyuan Securities Co., Ltd., Class A	28,990	34,343
*	Haichang Ocean Park Holdings, Ltd.	249,000	22,390
*	Haier Smart Home Co., Ltd., Class H	27,200	116,973
	Haitian International Holdings, Ltd.	102,000	414,996
	Haitong Securities Co., Ltd., Class H	377,200	337,322
*	Hand Enterprise Solutions Co., Ltd., Class A	23,000	22,809
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	6,600	38,956
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	34,100	23,186
	Hangzhou Century Co., Ltd., Class A	16,700	16,914
	Harbin Bank Co., Ltd., Class H	451,000	57,216
*	Harbin Electric Co., Ltd., Class H	164,000	48,028
*	HC Group, Inc.	68,500	9,547
	Health and Happiness H&H International Holdings, Ltd.	23,500	84,610
	Henan Pinggao Electric Co., Ltd., Class A	18,300	16,650
	Hengan International Group Co., Ltd.	93,500	604,233
*	Hengdeli Holdings, Ltd.	392,000	15,114
	Hengtong Optic-electric Co., Ltd., Class A	21,600	38,553
*	Hesteel Co., Ltd., Class A	83,100	32,699
*	Hi Sun Technology China, Ltd.	390,000	73,443
	Hisense Home Appliances Group Co., Ltd., Class H	77,000	129,499
	HKC Holdings, Ltd.	15,000	15,294
	Holitech Technology Co., Ltd., Class A	49,200	24,877
	Hongda Xingye Co., Ltd., Class A	48,800	28,371
*	Honghua Group, Ltd.	763,000	23,865
	Honworld Group, Ltd.	46,500	18,378
	Hopson Development Holdings, Ltd.	118,000	462,783
*	Hua Hong Semiconductor, Ltd.	82,000	510,101
	Huaan Securities Co., Ltd., Class A	25,100	23,562
	Huafa Industrial Co., Ltd. Zhuhai, Class A	15,200	14,751
	Huafon Microfibre Shanghai Technology Co., Ltd.	9,700	8,086
	Huafu Fashion Co., Ltd., Class A	18,000	16,244
	Huapont Life Sciences Co., Ltd., Class A	18,200	18,170
	Huaxi Securities Co., Ltd., Class A	25,600	36,861
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	52,600	30,979
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	5,500	16,378

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hubei Kaile Science & Technology Co., Ltd., Class A	14,600	$18,528
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	10,000	20,720
	Huishang Bank Corp., Ltd., Class H	31,000	10,212
	Hunan Gold Corp., Ltd., Class A	22,492	27,291
	Hunan Valin Steel Co., Ltd., Class A	24,100	29,173
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	19,300	30,737
*	Hytera Communications Corp., Ltd., Class A	29,500	22,635
*	iDreamSky Technology Holdings, Ltd.	32,000	15,006
	IMAX China Holding, Inc.	7,200	16,956
	Infore Environment Technology Group Co., Ltd., Class A	21,400	26,028
	Inner Mongolia First Machinery Group Co., Ltd., Class A	7,200	11,513
	Inner Mongolia Yitai Coal Co., Ltd., Class H	16,900	11,137
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	62,100	28,688
*	Inspur International, Ltd.	84,000	27,426
	Jiangnan Group, Ltd.	422,000	20,884
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	24,900	26,661
	Jiangsu Eastern Shenghong Co., Ltd., Class A	16,600	38,502
	Jiangsu Guotai International Group Co., Ltd., Class A	19,600	19,687
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	18,560	11,841
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	14,800	14,546
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	18,300	28,861
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	27,100	22,895
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	46,600	50,874
	Jiangsu Zhongtian Technology Co., Ltd., Class A	21,300	33,565
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	39,500	23,291
	Jiangxi Bank Co., Ltd., Class H	53,000	22,174
	Jiangxi Copper Co., Ltd., Class H	220,000	534,017
	Jiangxi Wannianqing Cement Co., Ltd., Class A	7,700	15,777
	Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	9,200	10,826
	Jiayuan International Group, Ltd.	174,168	80,170
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	13,100	30,755
	Jinduicheng Molybdenum Co., Ltd., Class A	27,600	24,537
	Jingrui Holdings, Ltd.	117,000	34,089
#*	JinkoSolar Holding Co., Ltd., ADR	9,125	337,260
*	Jinneng Science&Technology Co., Ltd., Class A	7,300	20,784
	Jiuzhitang Co., Ltd., Class A	15,800	21,143
	Jizhong Energy Resources Co., Ltd., Class A	57,400	32,387
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	23,124	52,393
*	Jointown Pharmaceutical Group Co., Ltd., Class A	17,300	45,262
	Joy City Property, Ltd.	576,000	35,564
#	JOYY, Inc., ADR	8,665	823,695
	Ju Teng International Holdings, Ltd.	256,000	68,639
	Juneyao Airlines Co., Ltd., Class A	10,400	23,754
#	Kaisa Group Holdings, Ltd.	503,999	218,750
	Kaiser China Cultural Co., Ltd., Class A	8,000	10,662
*	Kangda International Environmental Co., Ltd.	63,000	5,602
#*	Kasen International Holdings, Ltd.	181,000	21,118
	Kinetic Mines and Energy, Ltd.	256,000	17,825
	Kingboard Holdings, Ltd.	150,500	888,771
	Kingboard Laminates Holdings, Ltd.	188,000	468,935
	Kingsoft Corp., Ltd.	118,000	832,565
	Konka Group Co., Ltd., Class A	13,600	13,498
	Kunlun Energy Co., Ltd.	730,000	780,540
	KWG Group Holdings, Ltd.	329,000	527,066
*	KWG Living Group Holdings, Ltd.	164,500	168,582
	Lao Feng Xiang Co., Ltd., Class A	3,000	25,559
*	Launch Tech Co., Ltd., Class H	3,500	1,799
#	Lee & Man Chemical Co., Ltd.	34,000	18,132
	Lee & Man Paper Manufacturing, Ltd.	316,000	274,759

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lee’s Pharmaceutical Holdings, Ltd.	36,500	$22,521
	Legend Holdings Corp., Class H	98,300	160,726
	Leo Group Co., Ltd., Class A	88,700	33,657
*	LexinFintech Holdings, Ltd., ADR	3,256	29,597
	Leyard Optoelectronic Co., Ltd., Class A	51,500	56,845
*	Lianhua Supermarket Holdings Co., Ltd., Class H	54,000	8,047
	Liaoning Cheng Da Co., Ltd., Class A	21,600	75,125
	Liaoning Port Co., Ltd., Class H	396,000	42,304
*	Lifestyle China Group, Ltd.	55,500	9,245
	Livzon Pharmaceutical Group, Inc., Class H	12,700	59,284
	Logan Group Co., Ltd.	185,000	293,865
	Long Yuan Construction Group Co., Ltd., Class A	8,300	6,307
	Lonking Holdings, Ltd.	511,000	216,667
	Luoniushan Co., Ltd., Class A.	15,800	20,238
	Luxi Chemical Group Co., Ltd., Class A	18,800	44,496
#	Luye Pharma Group, Ltd.	289,500	175,212
	LVGEM China Real Estate Investment Co., Ltd.	164,000	46,552
	Metallurgical Corp. of China, Ltd., Class H	614,000	144,259
#	Minmetals Land, Ltd.	338,000	36,386
	Minth Group, Ltd.	134,000	542,730
	MLS Co., Ltd., Class A	26,700	53,882
	Modern Land China Co., Ltd.	78,000	8,111
	Momo, Inc., Sponsored ADR	18,043	264,510
*	Myhome Real Estate Development Group Co., Ltd., Class A	33,700	9,311
	Nanjing Iron & Steel Co., Ltd., Class A	62,300	40,448
*	Nanjing Sample Technology Co., Ltd., Class H	36,000	21,690
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	15,500	24,509
	NetDragon Websoft Holdings, Ltd.	16,500	46,124
	New China Life Insurance Co., Ltd., Class H.	37,700	144,833
*	New World Department Store China, Ltd.	54,000	9,169
	Newland Digital Technology Co., Ltd., Class A	8,500	18,292
	Nexteer Automotive Group, Ltd.	158,000	177,142
	Nine Dragons Paper Holdings, Ltd.	391,000	535,778
	Ningbo Huaxiang Electronic Co., Ltd., Class A	12,200	32,590
	Ningbo Joyson Electronic Corp., Class A	16,700	46,751
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	20,700	24,596
	Northeast Securities Co., Ltd., Class A	31,000	39,291
	Oceanwide Holdings Co., Ltd., Class A	44,000	18,655
	Offshore Oil Engineering Co., Ltd., Class A	53,041	35,543
	OFILM Group Co., Ltd., Class A	37,900	49,445
	ORG Technology Co., Ltd., Class A	18,200	15,689
*	Orient Group, Inc., Class A	37,500	19,342
	Orient Securities Co., Ltd., Class H	116,000	73,567
	Oriental Pearl Group Co., Ltd., Class A	34,300	46,614
*	Ourpalm Co., Ltd., Class A	25,000	16,259
	Pacific Online, Ltd.	84,000	21,040
*	Pacific Securities Co., Ltd. (The), Class A	51,700	29,578
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	69,000	23,721
	PAX Global Technology, Ltd.	157,000	173,733
	PCI-Suntek Technology Co., Ltd., Class A	53,900	52,612
*	Phoenix Media Investment Holdings, Ltd.	272,000	27,959
	PICC Property & Casualty Co., Ltd., Class H	1,102,000	1,078,846
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	14,500	14,754
*	Polaris Bay Group Co., Ltd., Class A	17,000	24,296
	Poly Property Group Co., Ltd.	497,000	141,842
*	Pou Sheng International Holdings, Ltd.	480,000	116,647
	Powerlong Real Estate Holdings, Ltd.	242,000	254,408
	PW Medtech Group, Ltd.	123,000	10,425
	Qingdao Hanhe Cable Co., Ltd., Class A	49,700	28,307

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Port International Co., Ltd., Class H	30,000	$18,449
	Qingdao Rural Commercial Bank Corp., Class A	29,400	19,460
	Qingling Motors Co., Ltd., Class H	156,000	36,269
	Qinhuangdao Port Co., Ltd., Class H	55,000	9,536
#*	Qudian, Inc., Sponsored ADR	27,129	55,614
	Rainbow Digital Commercial Co., Ltd., Class A	8,000	8,541
*	Realcan Pharmaceutical Group Co., Ltd., Class A	34,200	22,856
	Red Star Macalline Group Corp., Ltd., Class H	122,980	69,471
#	Redco Properties Group, Ltd.	126,000	45,600
	Redsun Properties Group, Ltd.	54,000	18,048
	Renhe Pharmacy Co., Ltd., Class A	11,200	15,731
	RiseSun Real Estate Development Co., Ltd., Class A	56,200	53,419
	Ronshine China Holdings, Ltd.	152,000	106,040
	Sailun Group Co., Ltd., Class A	24,600	38,281
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	39,600	19,365
	Sansteel Minguang Co., Ltd. Fujian, Class A	19,516	24,635
	Sany Heavy Equipment International Holdings Co., Ltd.	115,000	139,302
*	Saurer Intelligent Technology Co., Ltd., Class A	38,900	18,448
	Sealand Securities Co., Ltd., Class A	67,800	43,998
	Seazen Group, Ltd.	308,000	328,276
*	Secoo Holding, Ltd., ADR	6,300	15,435
	SGIS Songshan Co., Ltd., Class A	31,900	24,534
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	22,100	18,880
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	10,000	35,243
#	Shandong Chenming Paper Holdings, Ltd., Class H	84,000	72,663
	Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	22,100	17,496
	Shandong Humon Smelting Co., Ltd., Class A	15,300	28,479
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	5,800	21,506
	Shandong Linglong Tyre Co., Ltd., Class A	3,600	30,847
	Shandong Nanshan Aluminum Co., Ltd., Class A	40,700	23,939
	Shandong New Beiyang Information Technology Co., Ltd., Class A	16,000	22,468
	Shandong Sun Paper Industry JSC, Ltd., Class A	10,519	25,968
	Shandong Xiantan Co., Ltd., Class A	6,700	10,704
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	20,000	12,377
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	83,500	23,699
	Shanghai AJ Group Co., Ltd., Class A	15,600	17,020
*	Shanghai Electric Group Co., Ltd., Class H	606,000	210,319
	Shanghai Environment Group Co., Ltd., Class A	10,600	18,114
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	64,500	409,133
	Shanghai Industrial Development Co., Ltd., Class A	28,100	20,368
	Shanghai Industrial Holdings, Ltd.	116,000	179,194
	Shanghai Industrial Urban Development Group, Ltd.	515,200	52,966
	Shanghai Jin Jiang Capital Co., Ltd., Class H	294,000	63,358
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	7,536	12,663
	Shanghai Maling Aquarius Co., Ltd., Class A	12,900	16,261
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	4,900	14,017
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	197,700	449,584
	Shanghai Shimao Co., Ltd., Class A	51,900	33,494
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	8,400	14,317
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	4,700	25,790
	Shanghai Tunnel Engineering Co., Ltd., Class A	24,900	20,254
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	14,700	31,810
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	16,500	46,234
	Shanxi Coking Co., Ltd., Class A	24,700	24,489
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	60,050	52,100
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	37,800	52,180
	Shanxi Securities Co., Ltd., Class A	49,010	50,560
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	44,500	43,727
*	Shanying International Holding Co., Ltd., Class A	57,700	30,613

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenghe Resources Holding Co., Ltd., Class A	9,840	$25,047
*	Shengjing Bank Co., Ltd., Class H	157,000	142,400
	Shenwan Hongyuan Group Co., Ltd., Class H	162,400	44,261
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,000	15,330
	Shenzhen Airport Co., Ltd., Class A	31,600	41,563
	Shenzhen Aisidi Co., Ltd., Class A	23,200	27,619
	Shenzhen Comix Group Co., Ltd., Class A	17,000	33,523
	Shenzhen Gas Corp., Ltd., Class A	10,500	11,353
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	11,000	27,492
	Shenzhen International Holdings, Ltd.	253,805	421,876
	Shenzhen Investment, Ltd.	548,068	200,540
	Shenzhen Jinjia Group Co., Ltd., Class A	22,900	36,732
*	Shenzhen MTC Co., Ltd., Class A	39,000	34,847
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	31,000	16,275
	Shenzhen SDG Information Co., Ltd., Class A	15,200	16,639
	Shenzhen Tagen Group Co., Ltd., Class A	11,800	11,266
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	24,900	24,286
	Shenzhen World Union Group, Inc., Class A	33,300	30,161
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	33,849	28,833
	Shenzhen Yinghe Technology Co., Ltd., Class A	10,000	25,989
	Shenzhen Zhenye Group Co., Ltd., Class A	25,500	21,215
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	35,700	25,425
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	19,700	17,261
	Shimao Group Holdings, Ltd.	190,500	550,268
	Shoucheng Holdings, Ltd.	72,000	16,385
	Shougang Fushan Resources Group, Ltd.	444,790	116,148
*	Shouhang High-Tech Energy Co., Ltd., Class A	25,700	8,477
	Shui On Land, Ltd.	868,500	142,902
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	146,860	37,865
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	19,293	64,635
	Sichuan Languang Development Co., Ltd., Class A	22,200	13,323
	Sichuan Shuangma Cement Co., Ltd., Class A	4,900	9,724
	Sihuan Pharmaceutical Holdings Group, Ltd.	851,000	339,632
*	Silver Grant International Holdings Group, Ltd.	324,000	27,107
	Sinochem International Corp., Class A	13,700	11,789
	Sinofert Holdings, Ltd.	464,000	60,308
*	Sinolink Worldwide Holdings, Ltd.	583,200	22,073
	Sinoma International Engineering Co., Class A	21,100	27,719
	Sinoma Science & Technology Co., Ltd., Class A	7,000	23,622
	Sino-Ocean Group Holding, Ltd.	570,500	126,737
	Sinopec Engineering Group Co., Ltd., Class H	298,000	183,951
	Sinopec Kantons Holdings, Ltd.	296,000	113,629
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	616,000	152,285
*	Sinosoft Technology Group, Ltd.	58,000	13,473
	Sinotrans, Ltd., Class H	483,000	220,482
	Sinotruk Hong Kong, Ltd.	155,000	380,852
	Skyfame Realty Holdings, Ltd.	262,000	33,007
	Skyworth Digital Co., Ltd., Class A	15,900	19,968
*	Skyworth Group, Ltd.	166,179	54,298
*	Sogou, Inc., ADR	17,395	146,988
*	SOHO China, Ltd.	309,500	93,376
	SooChow Securities Co., Ltd., Class A	33,300	40,652
*	Sou Yu Te Group Co., Ltd., Class A	62,400	15,782
	SSY Group, Ltd.	128,000	78,553
	Sun King Technology Group, Ltd.	28,000	8,972
	Sunac China Holdings, Ltd.	373,000	1,446,778
*	Sunac Services Holdings, Ltd.	2,992	9,256
	Sungrow Power Supply Co., Ltd., Class A	2,600	35,867
	Suning Universal Co., Ltd., Class A	39,700	41,843

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Sunshine 100 China Holdings, Ltd.	74,000	$11,595
	Sunward Intelligent Equipment Co., Ltd., Class A	14,400	18,415
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	16,900	45,377
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	24,461	34,889
#	Symphony Holdings, Ltd.	240,000	25,956
*	Tahoe Group Co., Ltd., Class A	37,700	14,998
	Tangshan Jidong Cement Co., Ltd., Class A	19,100	41,303
	TangShan Port Group Co., Ltd., Class A	72,600	29,811
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	23,900	41,924
	Tasly Pharmaceutical Group Co., Ltd., Class A	13,000	28,282
	TBEA Co., Ltd., Class A	15,000	28,418
	TCL Electronics Holdings, Ltd.	176,000	129,927
*	Tech-Bank Food Co., Ltd., Class A	12,600	27,544
	Tian An China Investment Co., Ltd.	123,000	72,941
	Tian Di Science & Technology Co., Ltd., Class A	49,300	27,695
*	Tian Shan Development Holding, Ltd.	52,000	13,877
	Tiangong International Co., Ltd.	200,000	124,361
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	124,000	45,514
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	33,500	22,595
	Tianjin Guangyu Development Co., Ltd., Class A	13,400	11,223
	Tianjin Port Development Holdings, Ltd.	526,000	42,591
#	Tianneng Power International, Ltd.	122,000	223,695
	Titan Wind Energy Suzhou Co., Ltd., Class A	19,900	26,157
	Tomson Group, Ltd.	80,000	20,289
	Tong Ren Tang Technologies Co., Ltd., Class H	112,000	88,505
*	Tongcheng-Elong Holdings, Ltd.	46,800	117,075
	Tongda Group Holdings, Ltd.	910,000	66,606
	Tongling Nonferrous Metals Group Co., Ltd., Class A	138,400	60,687
	Tongyu Heavy Industry Co., Ltd., Class A	60,200	27,837
*	Topsec Technologies Group, Inc., Class A	14,700	41,102
	Transfar Zhilian Co., Ltd., Class A	38,900	36,637
	TravelSky Technology, Ltd., Class H	126,000	275,680
*	Trigiant Group, Ltd.	210,000	20,212
*	Trip.com Group, Ltd., ADR	35,214	1,376,163
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	52,300	15,335
#*	Tuniu Corp., Sponsored ADR	16,445	46,046
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	23,793	21,042
	Uni-President China Holdings, Ltd.	168,000	204,080
	Vatti Corp., Ltd., Class A	16,200	18,123
	Vinda International Holdings, Ltd.	34,000	120,865
	Virscend Education Co., Ltd.	107,000	21,700
	Wangfujing Group Co., Ltd., Class A	11,900	61,303
	Wangsu Science & Technology Co., Ltd., Class A	28,600	24,490
	Wanxiang Qianchao Co., Ltd., Class A	31,900	24,323
	Wasion Holdings, Ltd.	116,000	38,413
	Wasu Media Holding Co., Ltd., Class A	14,000	16,627
	Weifu High-Technology Group Co., Ltd., Class A	12,200	45,860
	Weiqiao Textile Co., Class H	68,500	18,310
	Wellhope Foods Co., Ltd., Class A	10,100	17,171
	West China Cement, Ltd.	394,000	69,900
	Western Securities Co., Ltd., Class A	17,500	22,758
	Wharf Holdings, Ltd. (The)	208,000	630,902
	Wisdom Education International Holdings Co., Ltd.	54,000	27,260
	Wison Engineering Services Co., Ltd.	126,000	7,021
	Wolong Electric Group Co., Ltd., Class A	12,900	21,162
	Wuchan Zhongda Group Co., Ltd., Class A	50,940	36,324
	Wuhan Department Store Group Co., Ltd., Class A	7,400	12,978
	Wuxi Boton Technology Co., Ltd., Class A	4,200	10,723

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuxi Taiji Industry Co., Ltd., Class A	24,500	$29,340
	Xiamen C & D, Inc., Class A	34,808	43,556
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	9,400	24,320
	Xiamen International Port Co., Ltd., Class H	114,000	16,087
	Xiamen ITG Group Corp., Ltd., Class A	23,400	24,812
	Xiamen Tungsten Co., Ltd., Class A	7,500	22,279
	Xinfengming Group Co., Ltd., Class A	14,000	38,134
	Xingda International Holdings, Ltd.	205,830	54,511
	Xinhu Zhongbao Co., Ltd., Class A.	71,100	33,773
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	62,000	44,012
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	156,078	257,165
	Xinjiang Tianshan Cement Co., Ltd., Class A	13,600	30,614
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	34,300	53,266
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	25,483	15,890
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	10,100	25,812
	Xinyu Iron & Steel Co., Ltd., Class A	40,200	40,632
	Xinyuan Real Estate Co., Ltd., ADR	13,620	34,595
	Xtep International Holdings, Ltd.	289,755	252,722
	Xuji Electric Co., Ltd., Class A.	11,800	24,586
*	Xunlei, Ltd., ADR	18,989	100,832
	YaGuang Technology Group Co., Ltd., Class A	19,200	23,082
	Yango Group Co., Ltd., Class A	55,400	48,967
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	7,800	44,423
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	6,400	32,459
	Yanzhou Coal Mining Co., Ltd., Class H	338,000	402,694
*	Yashili International Holdings, Ltd.	83,000	7,691
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	27,800	25,766
	Yintai Gold Co., Ltd., Class A	39,400	51,937
*	Yiren Digital, Ltd., Sponsored ADR	20,914	80,519
	Yotrio Group Co., Ltd., Class A	30,100	16,258
	Youngor Group Co., Ltd., Class A	37,200	42,677
	Youzu Interactive Co., Ltd., Class A	12,600	29,979
	Yuexiu Property Co., Ltd.	1,388,000	320,883
*	Yunnan Aluminium Co., Ltd., Class A	19,300	36,601
	Yunnan Copper Co., Ltd., Class A	22,400	47,854
*	Yunnan Tin Co., Ltd., Class A	17,600	39,565
	Yuzhou Group Holdings Co., Ltd.	508,494	141,111
	Zhaojin Mining Industry Co., Ltd., Class H	100,000	90,584
	Zhejiang Communications Technology Co., Ltd.	11,800	9,942
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	17,200	11,646
	Zhejiang Crystal-Optech Co., Ltd., Class A	32,000	58,674
	Zhejiang Hailiang Co., Ltd., Class A	21,600	36,190
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	17,500	29,204
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	14,600	20,408
*	Zhejiang Jingu Co., Ltd., Class A	16,100	16,503
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	19,400	32,299
	Zhejiang Juhua Co., Ltd., Class A	31,800	42,840
	Zhejiang Medicine Co., Ltd., Class A	8,405	21,111
*	Zhejiang Narada Power Source Co., Ltd., Class A	6,800	11,139
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	19,600	16,875
	Zhejiang Runtu Co., Ltd., Class A	10,300	15,152
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	6,500	40,858
	Zhejiang Semir Garment Co., Ltd., Class A	33,700	60,910
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	21,700	18,469
	Zhejiang Wanliyang Co., Ltd., Class A	13,900	16,995
	Zhejiang Yasha Decoration Co., Ltd., Class A	22,300	25,726
*	Zhejiang Yongtai Technology Co., Ltd., Class A	18,434	26,915
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	34,200	41,471
	Zhengzhou Yutong Bus Co., Ltd., Class A	17,684	37,116

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhenro Properties Group, Ltd.	57,000	$38,450
	Zhong An Group, Ltd.	490,000	24,829
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	33,000	25,437
*	Zhongtian Financial Group Co., Ltd., Class A	95,600	40,820
	Zhongyuan Bank Co., Ltd., Class H	501,000	68,877
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	124,400	493,907
	Zhuzhou Kibing Group Co., Ltd., Class A	19,700	46,532
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	21,300	31,605
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	295,600	408,612

TOTAL CHINA			63,704,588

COLOMBIA — (0.1%)
	Cementos Argos SA	40,121	54,837
*	Constructora Conconcreto SA	75,537	7,849
*	Corp. Financiera Colombiana SA	6,690	57,073
	Grupo Argos SA	26,722	75,397
	Grupo de Inversiones Suramericana SA	22,721	115,987
	Mineros SA	10,000	11,004

TOTAL COLOMBIA			322,147

GREECE — (0.3%)
*	Alpha Bank AE	181,686	288,167
	Autohellas Tourist and Trading SA	1,238	10,477
	Bank of Greece	3,350	61,553
*	Fourlis Holdings SA	1,826	10,111
*	LAMDA Development SA	4,707	42,319
	Motor Oil Hellas Corinth Refineries SA	2,315	35,665
	Mytilineos SA	4,542	84,387
*	National Bank of Greece SA	45,448	141,603
*	Piraeus Financial Holdings SA	2,040	5,312

TOTAL GREECE.			679,594

HONG KONG — (0.1%)
#	Atlas Corp.	10,471	144,290
*	GR Properties, Ltd.	46,000	7,566
	Texhong Textile Group, Ltd.	44,500	67,384
	Tongguan Gold Group, Ltd.	2,000	80

TOTAL HONG KONG			219,320

INDIA — (13.7%)
	ACC, Ltd.	10,719	271,370
	Adani Enterprises, Ltd.	35,550	548,858
	Adani Ports & Special Economic Zone, Ltd.	15,470	151,387
*	Adani Transmissions, Ltd.	45,879	646,966
*	Aditya Birla Capital, Ltd.	73,935	114,174
	Advanced Enzyme Technologies, Ltd.	4,364	23,603
	Agro Tech Foods, Ltd.	885	10,055
*	Ahluwalia Contracts India, Ltd.	2,928	11,249
	AIA Engineering, Ltd.	1,695	42,748
	Alembic Pharmaceuticals, Ltd.	4,673	62,260
	Alembic, Ltd.	6,876	10,196
	Alkem Laboratories, Ltd.	727	27,026
	Allcargo Logistics, Ltd.	7,469	12,546
	Amara Raja Batteries, Ltd.	9,117	99,352
	Ambuja Cements, Ltd.	116,199	482,468
*	APL Apollo Tubes, Ltd.	2,690	47,013
	Apollo Tyres, Ltd.	48,732	142,043

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Arvind Fashions, Ltd.	7,951	$14,013
*	Arvind Fashions, Ltd.	1,193	1,078
*	Arvind, Ltd.	9,943	8,796
	Asahi India Glass, Ltd.	9,893	39,310
	Ashok Leyland, Ltd.	135,490	205,006
*	Aster DM Healthcare, Ltd.	13,536	26,279
	Aurobindo Pharma, Ltd.	51,632	681,720
	Avanti Feeds, Ltd.	3,476	22,722
	Bajaj Consumer Care, Ltd.	16,837	63,636
	Bajaj Holdings & Investment, Ltd.	4,042	186,304
	Balkrishna Industries, Ltd.	3,674	87,231
	Balmer Lawrie & Co., Ltd.	10,273	17,756
	Balrampur Chini Mills, Ltd.	24,145	89,998
*	Bank of Baroda	180,835	161,824
*	Bank of Maharashtra	282,064	91,594
	BASF India, Ltd.	1,617	48,156
	BEML, Ltd.	2,896	45,333
	Bharat Dyanamics, Ltd.	3,645	16,535
	Bharat Electronics, Ltd.	142,993	253,857
	Bharat Forge, Ltd.	28,006	230,168
*	Bharat Heavy Electricals, Ltd.	142,805	92,460
	Birla Corp., Ltd.	3,651	45,477
	Birlasoft, Ltd.	25,181	83,314
	Bliss Gvs Pharma, Ltd.	3,608	4,947
	Bosch, Ltd.	770	140,676
	Brigade Enterprises, Ltd.	13,825	46,788
	BSE, Ltd.	2,602	21,044
	Cadila Healthcare, Ltd.	26,073	200,764
	Can Fin Homes, Ltd.	6,649	52,394
*	Canara Bank.	53,578	99,696
	Caplin Point Laboratories, Ltd.	1,504	10,008
	Carborundum Universal, Ltd.	14,563	107,112
	CCL Products India, Ltd.	6,150	22,373
	Ceat, Ltd.	3,566	66,421
*	Century Plyboards India, Ltd.	4,677	22,090
	Century Textiles & Industries, Ltd.	7,318	48,292
	Chambal Fertilizers & Chemicals, Ltd.	30,634	88,639
	Cholamandalam Financial Holdings, Ltd.	12,502	95,964
	Cholamandalam Investment and Finance Co., Ltd.	50,633	388,780
	Cipla, Ltd.	62,697	769,454
	City Union Bank, Ltd.	54,861	122,606
	Cochin Shipyard, Ltd.	3,729	18,334
	Coforge, Ltd.	93	3,592
	Container Corp. Of India, Ltd.	33,282	264,292
	Coromandel International, Ltd.	6,958	69,523
*	CreditAccess Grameen, Ltd.	5,987	48,154
	Cummins India, Ltd.	18,225	205,469
	Cyient, Ltd.	10,301	102,194
*	Dalmia Bharat, Ltd.	9,115	184,999
*	DCB Bank, Ltd.	29,588	36,214
	DCM Shriram, Ltd.	7,262	68,690
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	4,439	15,513
	Delta Corp., Ltd.	17,415	35,157
*	DEN Networks, Ltd.	8,685	5,203
	Dhani Services, Ltd.	24,787	59,503
*	Dhanuka Agritech, Ltd.	996	10,289
	Dilip Buildcon, Ltd.	2,926	21,392
*	Dish TV India, Ltd.	232,134	29,062
	DLF, Ltd.	129,759	430,153

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories, Ltd.	7,033	$490,026
*	DRC Systems India, Ltd.	66	236
	eClerx Services, Ltd.	1,856	30,925
	Edelweiss Financial Services, Ltd.	46,865	36,882
*	EID Parry India, Ltd.	13,557	63,110
*	EIH, Ltd.	37,975	44,295
	Engineers India, Ltd.	34,500	33,767
	EPL, Ltd.	2,691	8,132
	Escorts, Ltd.	10,871	164,305
*	Eveready Industries India, Ltd.	7,160	28,408
	Exide Industries, Ltd.	61,622	147,551
	FDC, Ltd.	8,828	36,163
*	Federal Bank, Ltd.	225,306	242,806
	Finolex Cables, Ltd.	10,965	53,493
	Finolex Industries, Ltd.	45,245	92,046
	Firstsource Solutions, Ltd.	28,378	43,146
	Force Motors, Ltd.	534	7,992
*	Fortis Healthcare, Ltd.	59,044	167,821
*	Future Lifestyle Fashions, Ltd.	5,142	4,096
	Gabriel India, Ltd.	6,314	9,024
	GAIL India, Ltd.	233,783	432,016
	Gateway Distriparks, Ltd.	7,327	20,084
*	GE T&D India, Ltd.	4,524	7,005
*	General Insurance Corp. of India	6,350	17,537
	GHCL, Ltd.	6,890	21,869
	Glenmark Pharmaceuticals, Ltd.	25,269	196,627
	Godfrey Phillips India, Ltd.	2,269	26,404
*	Godrej Industries, Ltd.	12,487	85,786
	Granules India, Ltd.	23,739	106,839
	Graphite India, Ltd.	13,925	136,490
	Grasim Industries, Ltd.	62,073	1,171,905
	Great Eastern Shipping Co., Ltd. (The)	17,366	73,721
*	Greaves Cotton, Ltd.	10,604	20,685
	Gujarat Alkalies & Chemicals, Ltd.	4,036	22,413
	Gujarat Ambuja Exports, Ltd.	5,770	11,674
*	Gujarat Fluorochemicals, Ltd.	4,974	53,391
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,915	53,014
	Gujarat Pipavav Port, Ltd.	41,924	51,952
	Gujarat State Fertilizers & Chemicals, Ltd.	10,443	13,248
	Gujarat State Petronet, Ltd.	38,687	140,922
	Gulf Oil Lubricants India, Ltd.	1,865	17,878
*	HEG, Ltd.	1,983	60,933
	HeidelbergCement India, Ltd.	9,938	31,742
	Hero MotoCorp, Ltd.	16,330	620,714
*	HFCL, Ltd.	77,811	28,983
	Hikal, Ltd.	4,944	17,711
	HIL, Ltd.	327	15,820
	Himadri Speciality Chemical, Ltd.	15,947	9,537
	Himatsingka Seide, Ltd.	5,066	10,665
	Hindalco Industries, Ltd.	206,621	1,010,834
	Hinduja Global Solutions, Ltd.	1,744	40,164
	Hindustan Aeronautics, Ltd.	4,721	60,788
	Huhtamaki India, Ltd.	3,724	13,749
	I G Petrochemicals, Ltd.	1,710	10,742
	ICRA, Ltd.	426	19,085
*	IDFC First Bank, Ltd.	346,340	255,396
*	IDFC, Ltd.	178,634	127,019
	IIFL Finance, Ltd.	34,951	126,133
	IIFL Securities, Ltd.	14,244	10,027

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	IIFL Wealth Management, Ltd.	4,460	$68,486
	India Cements, Ltd. (The)	33,122	72,978
	India Glycols, Ltd.	1,685	10,694
*	Indiabulls Housing Finance, Ltd.	34,842	84,935
*	Indiabulls Real Estate, Ltd.	37,606	39,083
*	Indian Bank	38,752	57,338
	Indian Hotels Co., Ltd. (The)	63,179	94,571
*	Indian Overseas Bank.	181,989	38,423
	Indo Count Industries, Ltd.	9,730	17,055
	Indoco Remedies, Ltd.	2,313	10,267
*	IndoStar Capital Finance, Ltd.	5,718	23,507
	Indus Towers, Ltd.	88,077	300,653
*	IndusInd Bank, Ltd.	50,201	630,941
*	Infibeam Avenues, Ltd.	54,740	28,928
*	Inox Leisure, Ltd.	6,560	23,931
*	Intellect Design Arena, Ltd.	7,781	71,449
	IOL Chemicals and Pharmaceuticals, Ltd.	4,566	36,452
	Ipca Laboratories, Ltd.	3,368	95,835
*	Jagran Prakashan, Ltd.	24,003	17,391
*	Jaiprakash Associates, Ltd.	90,284	8,656
	Jamna Auto Industries, Ltd.	11,539	10,671
	JB Chemicals & Pharmaceuticals, Ltd.	2,748	51,666
	Jindal Poly Films, Ltd.	1,531	14,987
	Jindal Saw, Ltd.	26,493	30,210
*	Jindal Stainless Hisar, Ltd.	10,662	23,341
*	Jindal Stainless, Ltd.	25,129	30,422
*	Jindal Steel & Power, Ltd.	69,942	413,867
*	JK Cement, Ltd.	1,962	74,539
	JK Lakshmi Cement, Ltd.	9,249	50,255
	JK Paper, Ltd.	13,452	25,108
	JK Tyre & Industries, Ltd.	16,774	27,564
	JM Financial, Ltd.	74,675	80,733
	JSW Energy, Ltd.	71,185	105,413
*	Jubilant Ingrevia, Ltd.	16,322	91,446
	Jubilant Pharmova, Ltd.	16,322	175,031
*	Just Dial, Ltd.	6,238	73,648
	Jyothy Labs, Ltd.	29,185	57,592
	Kalpataru Power Transmission, Ltd.	5,738	28,267
*	Karnataka Bank, Ltd. (The)	20,721	17,156
*	Karur Vysya Bank, Ltd. (The)	34,072	24,056
	Kaveri Seed Co., Ltd.	2,664	21,740
*	KEC International, Ltd.	15,776	85,422
	KEI Industries, Ltd.	6,721	47,341
*	Kennametal India, Ltd.	656	9,267
	Kiri Industries, Ltd.	2,791	16,784
	Kirloskar Ferrous Industries, Ltd.	9,869	28,184
	Kirloskar Oil Engines, Ltd.	4,045	9,479
	KNR Constructions, Ltd.	15,834	42,657
	KPIT Technologies, Ltd.	25,181	66,587
	KPR Mill, Ltd.	2,140	39,755
	KRBL, Ltd.	9,700	24,151
	KSB, Ltd.	1,581	18,657
	L&T Finance Holdings, Ltd.	116,114	136,084
*	LA Opala RG, Ltd.	3,233	9,491
	Lakshmi Machine Works, Ltd.	184	15,445
	Laurus Labs, Ltd.	19,065	116,603
	LIC Housing Finance, Ltd.	61,533	335,023
	Linde India, Ltd.	3,321	82,408
	Lupin, Ltd.	31,959	461,034

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maharashtra Scooters, Ltd.	427	$20,803
	Maharashtra Seamless, Ltd.	4,580	17,762
*	Mahindra & Mahindra Financial Services, Ltd.	88,808	192,932
	Mahindra & Mahindra, Ltd.	1,154	11,699
*	Mahindra CIE Automotive, Ltd.	20,010	45,831
*	Mahindra Lifespace Developers, Ltd.	4,081	27,488
	Manappuram Finance, Ltd.	54,658	109,474
	Marksans Pharma, Ltd.	26,446	25,344
	MAS Financial Services, Ltd.	2,939	31,689
	Meghmani Organics, Ltd.	26,079	49,648
	Minda Corp., Ltd.	8,248	11,222
	MOIL, Ltd.	12,607	28,009
	Motherson Sumi Systems, Ltd.	166,361	481,666
	Motilal Oswal Financial Services, Ltd.	6,018	51,379
	Mphasis, Ltd.	12,226	290,991
	MRF, Ltd.	277	300,697
	Multi Commodity Exchange of India, Ltd.	3,204	63,858
	Muthoot Finance, Ltd.	18,729	290,700
	Natco Pharma, Ltd.	11,479	137,954
	National Aluminium Co., Ltd.	131,702	114,153
	Navneet Education, Ltd.	13,812	13,918
	NBCC India, Ltd.	92,842	50,690
	NCC, Ltd.	30,776	30,843
	NESCO, Ltd.	1,511	10,184
	NIIT, Ltd.	7,657	17,113
	Nilkamal, Ltd.	1,015	26,407
	NMDC, Ltd.	112,168	234,077
	NOCIL, Ltd.	9,933	24,705
*	Oberoi Realty, Ltd.	18,904	138,436
	Oracle Financial Services Software, Ltd.	1,698	79,384
	Orient Cement, Ltd.	8,878	12,654
	Paisalo Digital, Ltd.	1,982	16,034
	Persistent Systems, Ltd.	7,143	198,244
	Petronet LNG, Ltd.	86,286	278,818
	Phillips Carbon Black, Ltd.	7,970	22,293
*	Phoenix Mills, Ltd. (The)	13,801	134,230
	Piramal Enterprises, Ltd.	11,497	259,433
*	PNB Housing Finance, Ltd.	9,491	47,353
*	PNC Infratech, Ltd.	9,087	28,955
	Polyplex Corp., Ltd.	2,401	31,086
	Power Finance Corp., Ltd.	149,816	218,439
	Praj Industries, Ltd.	13,041	41,204
	Prestige Estates Projects, Ltd.	19,961	73,089
*	Prism Johnson, Ltd.	45,272	79,569
	PTC India, Ltd.	49,707	54,684
*	Punjab National Bank	250,774	117,496
*	Quess Corp., Ltd.	7,312	61,784
	Radico Khaitan, Ltd.	9,936	75,611
	Rain Industries, Ltd.	23,364	56,077
	Rajesh Exports, Ltd.	13,378	95,235
	Rallis India, Ltd.	6,437	24,534
	Ramco Cements, Ltd. (The)	16,711	221,893
	Ramco Industries, Ltd.	6,510	24,707
*	Ramkrishna Forgings, Ltd.	2,037	15,740
	Rashtriya Chemicals & Fertilizers, Ltd.	22,775	22,501
	Ratnamani Metals & Tubes, Ltd.	2,788	73,391
*	Raymond, Ltd.	6,223	26,933
	RBL Bank, Ltd.	62,607	155,838
	REC, Ltd.	124,223	214,038

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Redington India, Ltd.	44,660	$107,752
	Schaeffler India, Ltd.	582	41,192
*	Sequent Scientific, Ltd.	12,143	47,777
	SH Kelkar & Co., Ltd.	5,846	10,867
	Shilpa Medicare, Ltd.	6,393	36,743
	Shipping Corp. of India, Ltd.	16,928	23,862
	Shriram City Union Finance, Ltd.	3,509	66,634
	Shriram Transport Finance Co., Ltd.	28,132	507,662
	SIS, Ltd.	2,778	13,557
	Sobha, Ltd.	8,336	54,625
	Solar Industries India, Ltd.	2,143	35,446
	Solara Active Pharma Sciences, Ltd.	2,319	47,575
	Somany Ceramics, Ltd.	2,104	11,927
	Sonata Software, Ltd.	8,472	65,416
*	South Indian Bank, Ltd. (The)	177,967	19,058
	SRF, Ltd.	2,381	207,127
	Steel Authority of India, Ltd.	152,615	242,833
	Sterlite Technologies, Ltd.	24,981	77,400
	Strides Pharma Science, Ltd.	9,046	105,437
	Subros, Ltd.	2,055	8,285
	Sun TV Network, Ltd.	15,404	112,996
	Sundaram Finance, Ltd.	8,083	271,140
	Sundaram-Clayton, Ltd.	688	29,248
	Sundram Fasteners, Ltd.	5,568	52,930
	Sunteck Realty, Ltd.	7,768	28,008
	Suprajit Engineering, Ltd.	7,329	25,686
	Surya Roshni, Ltd.	2,181	12,210
*	Suvidhaa Infoserve, Ltd.	3,595	1,648
	Tata Chemicals, Ltd.	23,372	248,595
	Tata Consumer Products, Ltd.	82,391	742,915
*	Tata Motors, Ltd.	346,216	1,357,412
*	Tata Steel BSL, Ltd.	38,136	37,057
	Tata Steel, Ltd.	85,210	1,175,618
*	TCNS Clothing Co., Ltd.	1,674	10,966
	Tech Mahindra, Ltd.	48,500	626,594
	Techno Electric & Engineering Co., Ltd.	5,232	20,735
	Thermax, Ltd.	6,581	130,845
*	Thomas Cook India, Ltd.	13,979	9,001
	Timken India, Ltd.	1,401	26,460
	Transport Corp. of India, Ltd.	5,527	19,640
*	Trident, Ltd.	147,551	27,338
*	Triveni Engineering & Industries, Ltd.	11,666	19,373
*	Triveni Turbine, Ltd.	8,371	11,444
	TV Today Network, Ltd.	2,698	10,343
*	TV18 Broadcast, Ltd.	68,802	31,473
	TVS Srichakra, Ltd.	374	9,105
*	UCO Bank.	110,238	16,328
	Uflex, Ltd.	4,347	23,654
	Ujjivan Financial Services, Ltd.	2,551	6,982
	Unichem Laboratories, Ltd.	5,045	21,895
*	Union Bank of India.	56,091	25,469
	UPL, Ltd.	75,705	618,066
	Vaibhav Global, Ltd.	1,289	72,480
	Vakrangee, Ltd.	56,233	38,637
*	Vardhman Textiles, Ltd.	3,385	54,113
*	Varroc Engineering, Ltd.	1,735	8,709
	Vesuvius India, Ltd.	1,292	18,213
*	Vodafone Idea, Ltd.	1,094,486	122,937
*	VRL Logistics, Ltd.	2,989	8,761

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	VST Tillers Tractors, Ltd.	231	$5,659
	Welspun Corp., Ltd.	15,513	29,660
	Welspun Enterprises, Ltd.	8,592	11,853
	Welspun India, Ltd.	46,870	50,221
	West Coast Paper Mills, Ltd.	3,215	8,836
*	Wockhardt, Ltd.	6,912	47,865
*	Yes Bank, Ltd.	110,140	21,674
	Zee Entertainment Enterprises, Ltd.	163,180	406,617
	Zensar Technologies, Ltd.	12,992	46,488
	Zydus Wellness, Ltd.	1,952	55,241

TOTAL INDIA			34,802,277

INDONESIA — (1.7%)
	Adaro Energy Tbk PT	2,432,800	209,185
	Adhi Karya Persero Tbk PT	334,900	26,749
	AKR Corporindo Tbk PT	256,800	58,014
*	Alam Sutera Realty Tbk PT	1,815,300	24,849
	Aneka Tambang Tbk	377,300	64,734
	Astra Agro Lestari Tbk PT	89,800	57,896
*	Bank Bukopin Tbk	2,663,100	86,926
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	21,809
	Bank Maybank Indonesia Tbk PT	1,626,200	44,319
*	Bank Pan Indonesia Tbk PT	434,700	27,053
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	356,700	34,274
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	17,860
	Bank Tabungan Negara Persero Tbk PT	749,000	82,211
	BFI Finance Indonesia Tbk PT	1,155,400	53,956
	BISI International Tbk PT	273,900	21,894
*	Buana Lintas Lautan Tbk PT	988,600	21,080
	Bukit Asam Tbk PT	564,200	92,325
*	Bumi Serpong Damai Tbk PT	1,370,300	111,365
	Ciputra Development Tbk PT	1,575,600	123,997
*	Delta Dunia Makmur Tbk PT	807,300	20,519
	Dharma Satya Nusantara Tbk PT	248,300	10,911
*	Eagle High Plantations Tbk PT	2,031,300	16,145
	Elnusa Tbk PT	809,300	19,874
*	Erajaya Swasembada Tbk PT	1,317,000	55,558
*	Gajah Tunggal Tbk PT	349,300	21,898
*	Gudang Garam Tbk PT	78,100	195,010
	Indah Kiat Pulp & Paper Corp. Tbk PT	448,900	282,078
	Indika Energy Tbk PT	242,700	23,812
	Indo Tambangraya Megah Tbk PT	58,000	47,588
	Indofood Sukses Makmur Tbk PT	633,600	285,783
*	Indo-Rama Synthetics Tbk PT	37,800	9,937
*	Intiland Development Tbk PT	545,900	6,907
	Japfa Comfeed Indonesia Tbk PT	813,300	118,584
*	Kawasan Industri Jababeka Tbk PT	966,200	11,891
	Link Net Tbk PT	132,800	36,735
*	Lippo Karawaci Tbk PT	5,967,260	88,273
*	Medco Energi Internasional Tbk PT	1,673,840	77,188
*	Media Nusantara Citra Tbk PT	633,100	42,903
	Metrodata Electronics Tbk PT	194,800	22,247
*	MNC Kapital Indonesia Tbk PT	2,412,200	17,861
*	MNC Land Tbk PT	8,068,300	61,397
*	MNC Vision Networks Tbk PT	1,825,100	30,072
	Pabrik Kertas Tjiwi Kimia Tbk PT	89,400	61,560
*	Pakuwon Jati Tbk PT	2,387,600	87,491
*	Pan Brothers Tbk PT	402,700	4,792
*	Panin Financial Tbk PT	2,708,800	36,167

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Paninvest Tbk PT	140,700	$7,692
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	52,810
	PP Persero Tbk PT	551,300	46,419
	Ramayana Lestari Sentosa Tbk PT	331,500	17,774
*	Rimo International Lestari Tbk PT	3,228,000	2,095
*	Salim Ivomas Pratama Tbk PT	780,700	31,036
*	Sampoerna Agro Tbk PT	77,700	10,162
	Semen Indonesia Persero Tbk PT	270,700	195,073
*	Siloam International Hospitals Tbk PT	44,700	25,762
	Sri Rejeki Isman Tbk PT	1,753,600	19,279
*	Summarecon Agung Tbk PT	1,178,200	78,897
	Surya Semesta Internusa Tbk PT	883,000	27,472
	Tempo Scan Pacific Tbk PT	82,400	8,412
*	Timah Tbk PT	448,200	53,481
*	Trada Alam Minera Tbk PT	2,672,100	1,734
	Tunas Baru Lampung Tbk PT	469,000	28,680
	United Tractors Tbk PT	278,300	407,317
*	Vale Indonesia Tbk PT	394,200	125,397
	Waskita Beton Precast Tbk PT	1,916,000	26,757
	Waskita Karya Persero Tbk PT	803,100	61,612
	Wijaya Karya Beton Tbk PT	212,800	4,413
	Wijaya Karya Persero Tbk PT	568,600	56,540
	XL Axiata Tbk PT	542,400	78,239

TOTAL INDONESIA			4,240,730

MALAYSIA — (2.1%)
#	Aeon Co. M Bhd	96,000	29,954
	AEON Credit Service M Bhd	11,700	35,391
	AFFIN Bank Bhd	46,790	19,973
*	AirAsia Group Bhd	232,700	49,340
	Ajinomoto Malaysia Bhd	4,200	16,454
*	Alliance Bank Malaysia Bhd	147,400	93,484
	Allianz Malaysia Bhd	10,500	33,817
	AMMB Holdings Bhd	298,000	216,556
	Batu Kawan Bhd	29,200	131,873
#*	Berjaya Corp. Bhd	465,608	38,042
#	BIMB Holdings Bhd	74,600	70,597
#*	Boustead Holdings Bhd	159,700	22,990
*	Bumi Armada Bhd	375,700	37,273
#	Cahya Mata Sarawak Bhd	118,100	58,999
#	Comfort Glove Bhd	31,200	20,955
*	Cypark Resources Bhd	31,200	10,041
#*	Dayang Enterprise Holdings Bhd	67,320	22,986
#	DRB-Hicom Bhd	151,400	70,357
	Eco World Development Group Bhd	136,900	20,723
#	Ekovest BHD	254,400	28,530
	FAR East Holdings Bhd	1,400	991
	Formosa Prosonic Industries Bhd	16,000	9,783
*	Gamuda Bhd	310,433	267,353
	Genting Bhd	292,600	355,358
	Genting Malaysia Bhd	574,200	403,327
#	Genting Plantations Bhd	43,700	93,032
#	Guan Chong Bhd	51,600	37,109
	Hai-O Enterprise Bhd	23,400	12,331
#	Hengyuan Refining Co. Bhd	22,900	29,949
	Hiap Teck Venture Bhd	218,100	33,750
	Hibiscus Petroleum Bhd	127,000	19,256
	Hong Leong Financial Group Bhd	13,200	53,395
	Hong Leong Industries Bhd	5,000	11,532

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	IGB Bhd	40,332	$27,641
	IJM Corp. Bhd	428,300	203,728
	Insas Bhd	131,100	27,491
	IOI Properties Group Bhd	224,800	75,094
*	Iskandar Waterfront City Bhd	81,900	9,499
#*	JAKS Resources Bhd	260,520	39,057
*	Keck Seng Malaysia Bhd	8,000	7,005
	Kenanga Investment Bank Bhd	89,400	33,993
	Kim Loong Resources Bhd	29,200	10,321
#*	KNM Group Bhd	566,400	25,379
	KPJ Healthcare Bhd	334,500	83,267
	Kretam Holdings Bhd	133,900	21,242
	Leong Hup International Bhd	128,600	22,266
	Lii Hen Industries Bhd	9,400	7,844
	Lotte Chemical Titan Holding Bhd	46,800	36,843
	LPI Capital Bhd	10,800	36,421
	Magni-Tech Industries Bhd	19,900	11,212
#	Magnum Bhd	173,114	89,134
#	Mah Sing Group Bhd	151,300	37,959
	Malayan Flour Mills Bhd	227,800	52,256
	Malaysia Airports Holdings Bhd	155,500	227,098
#	Malaysia Building Society Bhd	278,623	42,801
	Malaysian Pacific Industries Bhd	4,900	46,320
#	Malaysian Resources Corp. Bhd	347,700	38,141
	Matrix Concepts Holdings Bhd	65,700	30,442
#	MBM Resources BHD	38,200	31,589
*	Media Prima Bhd	106,300	14,083
#	Mega First Corp. Bhd	37,000	65,756
	MKH Bhd	39,000	13,022
#	MMC Corp. Bhd	133,100	36,008
	MNRB Holdings Bhd	50,800	15,245
	Muhibbah Engineering M Bhd	39,300	9,577
	Oriental Holdings BHD	46,900	59,713
#	OSK Holdings Bhd	194,800	42,762
#	Padini Holdings Bhd	63,200	44,703
#	Petron Malaysia Refining & Marketing Bhd	16,400	18,318
#*	Pos Malaysia Bhd	65,900	14,057
#*	Sapura Energy Bhd	781,500	25,486
	Sarawak Oil Palms Bhd	27,800	25,485
	Scientex Bhd	72,300	73,959
#	Serba Dinamik Holdings Bhd	198,100	80,001
	Shangri-La Hotels Malaysia Bhd	15,300	13,894
	Sime Darby Bhd	403,500	222,533
	Sime Darby Property Bhd	325,500	52,773
#*	SP Setia Bhd Group	295,399	74,254
	Sunway Bhd	352,223	139,199
	Syarikat Takaful Malaysia Keluarga Bhd	35,900	39,057
	Ta Ann Holdings Bhd	59,700	41,193
	Taliworks Corp. Bhd	104,800	21,473
	Thong Guan Industries Bhd	28,400	17,792
	TIME dotCom Bhd	26,300	89,078
*	Tropicana Corp. Bhd	62,213	13,663
	TSH Resources Bhd	65,000	16,959
#	UEM Edgenta Bhd	40,500	18,282
#*	UEM Sunrise Bhd	183,900	19,057
	UMW Holdings Bhd	40,500	32,602
#	United Malacca Bhd	28,200	35,096
	United Plantations Bhd	16,300	56,472
	UOA Development Bhd	20,900	9,383

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	Velesto Energy Bhd	274,400	$10,967
#*	WCT Holdings Bhd	128,465	16,293
	Yinson Holdings Bhd	104,500	133,056
	YNH Property Bhd	32,000	21,547
*	YTL Corp. Bhd	577,426	100,684

TOTAL MALAYSIA			5,363,026

MEXICO — (2.1%)
#	ALEATICA S.A.B. de C.V.	34,887	35,305
#	Alfa S.A.B. de C.V., Class A	534,691	372,703
	Alpek S.A.B. de C.V.	60,630	67,703
#*	Banco del Bajio SA	108,947	173,126
*	Cemex S.A.B. de C.V.	1,670,668	1,319,578
*	Cia Minera Autlan S.A.B. de C.V.	66,644	42,769
*	Consorcio ARA S.A.B. de C.V.	98,355	25,248
*	Controladora Nemak SAB de CV	534,691	73,379
	Corporativo Fragua S.A.B. de C.V.	1,956	27,423
*	Corpovael S.A. de C.V.	19,681	3,682
*	Credito Real S.A.B. de C.V. Sofom ER	36,056	16,375
	Cydsa S.A.B. de C.V.	50,192	34,565
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	21,537	90,754
*	Elementia S.A.B. de C.V.	5,664	3,845
*	Gentera S.A.B. de C.V.	164,390	83,100
#*	Grupo Carso S.A.B. de C.V.	12,972	36,949
	Grupo Cementos de Chihuahua S.A.B. de C.V.	24,925	175,830
	Grupo Comercial Chedraui S.A. de C.V.	57,457	89,517
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	214,399	200,037
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	50,240	12,153
	Grupo Industrial Saltillo S.A.B. de C.V.	54,895	74,523
	Grupo KUO S.A.B. de C.V.	12,255	28,404
	Grupo Lala S.A.B. de C.V.	53,317	39,112
#	Grupo Rotoplas S.A.B. de C.V.	29,832	53,016
*	Grupo Sanborns S.A.B. de C.V.	36,346	33,552
*	Grupo Televisa S.A.B.	388,998	969,182
*	Grupo Traxion S.A.B. de C.V.	62,259	100,533
#*	Hoteles City Express S.A.B. de C.V.	35,899	13,663
	Industrias Bachoco S.A.B. de C.V.	20,258	75,004
	Industrias CH S.A.B. de C.V.	11,679	80,710
#*	Industrias Penoles S.A.B. de C.V.	16,141	207,354
#	La Comer S.A.B. de C.V.	46,949	87,840
*	Medica Sur S.A.B. de C.V.	15,169	24,711
	Megacable Holdings S.A.B. de C.V.	7,092	25,967
	Nemak S.A.B. de C.V.	42,500	12,462
#	Orbia Advance Corp. S.A.B. de C.V.	145,695	407,517
#	Organizacion Cultiba S.A.B. de C.V.	46,456	28,896
*	Organizacion Soriana S.A.B. de C.V., Class B	37,912	33,445
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	19,650	151,199
#	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	2,980	15,905
#*	Unifin Financiera S.A.B. de C.V.	30,497	35,138
	Vitro S.A.B. de C.V.	24,646	31,633

TOTAL MEXICO			5,413,807

PHILIPPINES — (0.6%)
	Alliance Global Group, Inc.	708,300	153,822
	Asia United Bank Corp.	8,110	7,328
	Belle Corp.	525,000	15,587
*	Cebu Air, Inc.	38,560	38,769
	China Banking Corp.	123,600	64,197

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Cosco Capital, Inc.	303,100	$31,609
	DMCI Holdings, Inc.	691,100	76,108
*	East West Banking Corp.	22,500	4,603
	Filinvest Development Corp.	121,800	20,636
	Filinvest Land, Inc.	1,703,000	38,513
	First Philippine Holdings Corp.	31,550	43,974
	GT Capital Holdings, Inc.	8,089	88,033
*	Integrated Micro-Electronics, Inc.	72,600	15,154
	LT Group, Inc.	356,400	99,286
	Megaworld Corp.	1,778,700	116,130
	Metropolitan Bank & Trust Co.	212,100	193,587
	Nickel Asia Corp.	254,900	29,311
	Petron Corp.	459,700	32,519
	Philex Mining Corp.	146,000	20,575
*	Philippine National Bank.	57,773	37,358
	RFM Corp.	109,000	10,409
	Rizal Commercial Banking Corp.	85,200	32,329
	Robinsons Land Corp.	268,700	91,284
	Robinsons Retail Holdings, Inc.	39,190	42,762
	Security Bank Corp.	39,720	95,081
	Semirara Mining & Power Corp.	80,500	20,541
*	Top Frontier Investment Holdings, Inc.	3,090	8,629
	Union Bank of the Philippines	37,880	56,626
	Vista Land & Lifescapes, Inc.	717,200	52,350

TOTAL PHILIPPINES.			1,537,110

POLAND — (0.9%)
	AB SA	1,400	21,090
*	Agora SA	3,156	6,540
*	Alior Bank SA	20,400	151,111
	Amica SA	667	26,599
	Asseco Poland SA	8,572	159,044
*	Bank Handlowy w Warszawie SA	4,891	52,343
*	Bank Millennium SA	98,728	107,775
*	Bank Ochrony Srodowiska SA	9,478	21,239
#*	Ciech SA	4,740	48,716
	Develia SA	39,555	31,822
#*	Echo Investment SA	23,480	26,190
*	Enea SA	37,216	82,595
*	Fabryki Mebli Forte SA	1,537	20,297
*	Famur SA	25,903	16,711
*	Grupa Azoty SA	7,205	70,651
	Grupa Lotos SA	7,970	100,248
*	Inter Cars SA	224	18,442
*	Jastrzebska Spolka Weglowa SA	5,862	46,711
	Kernel Holding SA	10,706	143,902
*	KRUK SA	3,201	153,695
*	Lubelski Wegiel Bogdanka SA	3,931	23,748
*	mBank SA	2,361	146,041
*	Netia SA	19,625	30,000
*	PGE Polska Grupa Energetyczna SA	163,838	435,940
*	PKP Cargo SA	7,482	38,288
	Stalexport Autostrady SA	16,406	15,441
*	Tauron Polska Energia SA	252,784	225,159
*	VRG SA	42,918	39,107

TOTAL POLAND			2,259,445

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (0.7%)
	Commercial Bank PSQC (The)	277,039	$410,488
	Aamal Co.	288,708	74,958
	Al Khaleej Takaful Group QSC	32,490	34,215
	Al Khalij Commercial Bank PQSC	214,991	127,800
	Alijarah Holding Co., QPSC	104,338	34,584
	Barwa Real Estate Co.	350,333	310,856
	Doha Bank QPSC	230,818	166,719
	Doha Insurance Co. QSC	40,320	21,927
*	Gulf International Services QSC	135,456	58,039
	Mannai Corp. QSC	21,498	23,404
	Ooredoo QPSC	54,333	105,698
	Qatar Industrial Manufacturing Co. QSC	41,774	33,826
*	Qatar Insurance Co. SAQ	112,989	77,731
	Qatar National Cement Co., QSC	22,746	31,978
	Qatar Navigation QSC	65,678	134,781
*	Salam International Investment, Ltd. QSC	139,423	33,207
	United Development Co. QSC	340,803	148,413

TOTAL QATAR			1,828,624

RUSSIA — (0.5%)
	Etalon Group P.L.C., GDR	24,314	39,535
	Globaltrans Investment P.L.C., GDR	4,355	27,083
	Globaltrans Investment P.L.C., GDR	7,455	46,370
	LSR Group PJSC, GDR	30,374	62,570
	Magnitogorsk Iron & Steel Works PJSC, GDR	15,429	174,424
	Magnitogorsk Iron & Steel Works PJSC, GDR	9,551	107,926
*	Mail.Ru Group, Ltd., GDR	10,249	228,553
	PhosAgro PJSC, GDR	1,518	27,886
	QIWI P.L.C., Sponsored ADR	5,640	59,502
	Ros Agro P.L.C., GDR	11,226	132,242
	RusHydro PJSC, ADR	106,216	114,713
	VTB Bank PJSC, GDR	159,658	211,706

TOTAL RUSSIA			1,232,510

SAUDI ARABIA — (2.8%)
	Al Babtain Power & Telecommunication Co.	2,113	22,401
*	Al Etihad Cooperative Insurance Co.	2,753	17,258
*	Al Gassim Investment Holding Co.	3,278	24,331
*	Al Hammadi Co. for Development and Investment	8,268	75,613
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,308	40,332
	Al Jouf Agricultural Development Co.	1,328	32,322
*	Al Jouf Cement Co.	11,224	41,694
	Al Khaleej Training and Education Co.	4,484	28,945
	Al Yamamah Steel Industries Co.	2,970	33,526
*	AlAbdullatif Industrial Investment Co.	7,870	42,712
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,860	34,763
	Arabian Cement Co.	6,973	78,424
	Arabian Pipes Co.	8,173	43,648
*	Arabian Shield Cooperative Insurance Co.	4,936	38,737
	Arriyadh Development Co.	11,362	68,343
*	Aseer Trading Tourism & Manufacturing Co.	15,831	101,743
	Astra Industrial Group	4,471	37,428
*	AXA Cooperative Insurance Co.	3,021	29,842
	Bank AlBilad	57,250	570,891
	Bank Al-Jazira	68,755	349,569
*	Basic Chemical Industries, Ltd.	2,738	28,308
	Bawan Co.	3,033	29,395
	City Cement Co.	10,142	84,572

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	94,960	$261,068
*	Dur Hospitality Co.	9,571	81,683
	Eastern Province Cement Co.	6,367	82,443
	Electrical Industries Co.	3,489	27,697
*	Emaar Economic City	64,423	183,880
*	Etihad Etisalat Co.	63,225	520,453
	Fitaihi Holding Group	6,224	53,164
	Hail Cement Co.	5,773	29,603
*	Jazan Energy and Development Co.	6,599	39,039
*	Malath Cooperative Insurance Co.	5,363	34,228
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	4,527	29,722
*	Methanol Chemicals Co.	5,510	21,159
*	Middle East Healthcare Co.	5,177	51,614
*	Middle East Paper Co.	2,724	17,845
*	Mobile Telecommunications Co. Saudi Arabia	80,900	325,975
	Najran Cement Co.	13,973	90,564
*	National Agriculture Development Co. (The)	7,525	81,463
*	National Co., for Glass Manufacturing (The)	3,510	34,017
	National Gypsum	2,289	19,536
*	National Industrialization Co.	57,285	292,461
	National Petrochemical Co.	11,539	148,809
	Northern Region Cement Co.	14,928	70,297
*	Rabigh Refining & Petrochemical Co.	15,747	85,742
	Sahara International Petrochemical Co.	64,085	463,405
*	Saudi Ceramic Co.	7,420	98,835
*	Saudi Chemical Co., Holding	6,860	69,207
*	Saudi Ground Services Co.	4,510	41,982
	Saudi Industrial Investment Group	31,611	298,039
	Saudi Industrial Services Co.	4,183	52,628
	Saudi Investment Bank (The)	60,614	302,572
*	Saudi Kayan Petrochemical Co.	131,174	634,571
*	Saudi Marketing Co.	1,460	14,774
*	Saudi Printing & Packaging Co.	5,795	39,331
*	Saudi Public Transport Co.	3,410	22,030
*	Saudi Re for Cooperative Reinsurance Co.	5,130	19,375
*	Seera Group Holding	23,524	124,823
*	Tabuk Cement Co.	6,267	33,503
	Umm Al-Qura Cement Co.	3,517	29,416
	United International Transportation Co.	2,402	27,289
	Yamama Cement Co.	17,209	152,870
	Yanbu Cement Co.	11,651	133,463
*	Zamil Industrial Investment Co.	8,237	57,950

TOTAL SAUDI ARABIA			7,053,322

SOUTH AFRICA — (3.9%)
*	Absa Group, Ltd.	98,526	830,732
	Adcock Ingram Holdings, Ltd.	6,350	18,906
	Advtech, Ltd.	106,246	101,023
	AECI, Ltd.	18,205	127,590
	African Rainbow Minerals, Ltd.	17,694	330,287
	Alexander Forbes Group Holdings, Ltd.	122,324	32,180
#*	Aspen Pharmacare Holdings, Ltd.	51,753	575,933
	Astral Foods, Ltd.	6,962	66,316
*	Barloworld, Ltd.	42,340	279,028
	Bidvest Group, Ltd. (The)	35,443	409,279
*	Blue Label Telecoms, Ltd.	57,880	17,162
*	Brait P.L.C.	80,196	14,719
	Cashbuild, Ltd.	1,786	37,723
*	DataTec, Ltd.	40,652	79,863

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Discovery, Ltd.	47,051	$427,223
*	Distell Group Holdings, Ltd.	9,294	80,769
#	Exxaro Resources, Ltd.	46,279	485,411
*	Foschini Group, Ltd. (The)	41,301	327,562
	Gold Fields, Ltd., Sponsored ADR	5,309	49,798
*	Grindrod, Ltd.	61,737	20,097
	Harmony Gold Mining Co., Ltd.	36,275	163,488
#	Harmony Gold Mining Co., Ltd., Sponsored ADR	47,253	214,529
	Hudaco Industries, Ltd.	3,955	29,967
	Imperial Logistics, Ltd.	22,265	72,789
	Investec, Ltd.	39,994	152,059
*	KAP Industrial Holdings, Ltd.	309,933	86,567
	Lewis Group, Ltd.	6,721	14,190
*	Liberty Holdings, Ltd.	21,020	83,425
*	Life Healthcare Group Holdings, Ltd.	241,907	317,542
*	Long4Life, Ltd.	88,335	25,421
*	Massmart Holdings, Ltd.	14,743	54,629
	Metair Investments, Ltd.	31,298	49,083
	Momentum Metropolitan Holdings	126,484	168,472
	Motus Holdings, Ltd.	19,271	120,777
	Mpact, Ltd.	21,681	33,517
*	Murray & Roberts Holdings, Ltd.	38,611	26,777
*	Nampak, Ltd.	190,453	40,412
	Nedbank Group, Ltd.	54,959	559,962
*	Netcare, Ltd.	74,522	77,326
	Oceana Group, Ltd.	17,392	83,087
	Old Mutual, Ltd.	637,751	555,128
*	Omnia Holdings, Ltd.	34,678	121,887
*	Pepkor Holdings, Ltd.	149,890	166,429
*	PPC, Ltd.	71,391	14,679
	PSG Group, Ltd.	26,772	138,203
	Raubex Group, Ltd.	35,771	65,108
	RCL Foods, Ltd.	30,615	18,378
	Reunert, Ltd.	29,690	99,684
	RFG Holdings, Ltd.	6,432	5,429
	Royal Bafokeng Platinum, Ltd.	23,644	178,986
#*	Sappi, Ltd.	85,724	288,616
*	Sasol, Ltd.	9,835	165,454
	Sibanye Stillwater, Ltd.	256,549	1,193,568
*	Sun International, Ltd.	12,071	12,562
*	Super Group, Ltd.	56,942	110,555
	Telkom SA SOC, Ltd.	45,605	123,501
	Tiger Brands, Ltd.	4,251	57,115
*	Tsogo Sun Hotels, Ltd.	47,979	7,366
*	Wilson Bayly Holmes-Ovcon, Ltd.	9,319	68,886

TOTAL SOUTH AFRICA			10,077,154

SOUTH KOREA — (16.8%)
*	Able C&C Co., Ltd.	1,801	11,939
	Aekyung Petrochemical Co., Ltd.	4,211	53,907
*	AeroSpace Technology of Korea, Inc.	2,347	12,720
*	Agabang&Company	4,166	19,335
	Ahn-Gook Pharmaceutical Co., Ltd.	867	10,117
	AK Holdings, Inc.	985	27,391
*	ALUKO Co., Ltd.	8,599	37,709
	AMOREPACIFIC Group	4,306	284,103
*	Amotech Co., Ltd.	791	21,570
*	Aprogen KIC, Inc.	10,269	19,257
*	APS Holdings Corp.	1,302	14,051

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Asia Cement Co., Ltd.	269	$29,132
	ASIA Holdings Co., Ltd.	91	10,542
	Asia Paper Manufacturing Co., Ltd.	1,081	53,943
	Autech Corp.	1,278	15,413
	Avaco Co., Ltd.	2,775	31,903
	BGF Co., Ltd.	4,573	28,348
	BH Co., Ltd.	3,021	48,687
	Binggrae Co., Ltd.	1,100	61,213
*	BioSmart Co., Ltd.	1,966	12,173
	BNK Financial Group, Inc.	67,720	466,550
	Busan City Gas Co., Ltd.	635	35,933
	BYC Co., Ltd.	32	10,399
	Byucksan Corp.	8,914	35,054
*	CammSys Corp.	8,448	18,928
	Camus Engineering & Construction, Inc.	7,975	18,828
*	Capro Corp.	7,250	33,152
	Cell Biotech Co., Ltd.	1,264	21,333
	Changhae Ethanol Co., Ltd.	2,554	30,863
	Chongkundang Holdings Corp.	732	70,866
	Chosun Refractories Co., Ltd.	302	24,366
	CJ CheilJedang Corp.	1,093	387,957
	CJ Corp.	3,429	293,543
	CJ ENM Co., Ltd.	1,987	256,365
*	CJ Freshway Corp.	2,367	50,859
*	CJ Logistics Corp.	2,146	330,029
	CKD Bio Corp.	429	28,556
	Cuckoo Holdings Co., Ltd.	355	44,809
	Cuckoo Homesys Co., Ltd.	801	30,324
*	Curo Co., Ltd.	35,403	19,253
	D.I Corp.	3,646	25,611
	Dae Han Flour Mills Co., Ltd.	223	32,053
	Dae Won Kang Up Co., Ltd.	8,318	31,600
*	Daechang Co., Ltd.	12,457	27,492
	Daedong Corp.	3,607	34,575
	Daeduck Co., Ltd.	1,365	8,800
	Daeduck Electronics Co., Ltd.	2,361	32,262
	Daehan Steel Co., Ltd.	1,256	23,805
	Daekyo Co., Ltd.	5,085	19,895
	Daesang Corp.	3,678	85,326
	Daesang Holdings Co., Ltd.	4,994	50,215
	Daesung Holdings Co., Ltd.	432	12,669
	Daewon Pharmaceutical Co., Ltd.	1,829	27,635
	Daewon San Up Co., Ltd.	1,440	10,594
*	Daewoo Engineering & Construction Co., Ltd.	43,266	286,162
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,460	212,398
	Daihan Pharmaceutical Co., Ltd.	686	25,344
	Daishin Securities Co., Ltd.	7,524	130,919
	Daou Data Corp.	2,532	30,394
	Daou Technology, Inc.	5,758	137,214
	DB Financial Investment Co., Ltd.	3,038	19,352
	DB Insurance Co., Ltd.	11,991	526,862
*	DB, Inc.	20,637	17,218
	DCM Corp.	546	7,574
	Deutsch Motors, Inc.	4,732	32,878
	DGB Financial Group, Inc.	32,532	258,803
	DI Dong Il Corp.	187	30,468
	Digital Chosun Co., Ltd.	5,677	19,405
	DL Construction Co., Ltd.	1,054	33,551
*	DL E&C Co., Ltd.	2,324	276,326

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DL Holdings Co., Ltd.	1,853	$157,011
	DMS Co., Ltd.	4,659	35,741
	DNF Co., Ltd.	1,629	35,046
	Dohwa Engineering Co., Ltd.	2,350	19,492
	Dong-A Hwasung Co., Ltd.	1,780	18,853
	Dong-A ST Co., Ltd.	967	72,766
	Dong-Ah Geological Engineering Co., Ltd.	1,088	17,792
	Dongbu Corp.	888	10,205
	Dongkuk Industries Co., Ltd.	7,902	29,408
	Dongkuk Steel Mill Co., Ltd.	9,676	207,250
	Dongkuk Structures & Construction Co., Ltd.	3,950	21,372
	Dongsung Chemical Co., Ltd.	4,993	28,374
	Dongwha Pharm Co., Ltd.	3,593	49,561
	Dongwon Development Co., Ltd.	7,989	46,099
	Dongwon F&B Co., Ltd.	317	57,861
	Dongwon Industries Co., Ltd.	277	67,157
	Dongyang E&P, Inc.	571	9,534
*	Doosan Bobcat, Inc.	9,419	385,162
	Doosan Co., Ltd.	1,599	90,689
*	Doosan Fuel Cell Co., Ltd.	2,627	105,848
*	Doosan Heavy Industries & Construction Co., Ltd.	35,535	442,752
*	Doosan Infracore Co., Ltd.	26,485	256,544
	DoubleUGames Co., Ltd.	1,561	89,150
	DTR Automotive Corp.	739	21,395
	DY Corp.	2,421	12,322
	Easy Bio, Inc.	3,540	26,805
	Easy Holdings Co., Ltd.	5,762	25,564
*	Ehwa Technologies Information Co., Ltd.	103,515	23,544
	E-MART, Inc.	4,592	690,170
*	EM-Tech Co., Ltd.	2,190	39,674
	ENF Technology Co., Ltd.	1,688	59,035
	Estechpharma Co., Ltd.	2,467	25,549
	Eugene Corp.	10,128	52,809
	Eugene Investment & Securities Co., Ltd.	15,368	64,099
	Eusu Holdings Co., Ltd.	1,669	12,573
	Farmsco	3,167	23,553
	Fila Holdings Corp.	6,448	263,495
	Fursys, Inc.	403	16,463
*	Gemvaxlink Co., Ltd.	13,451	19,174
	Geumhwa PSC Co., Ltd.	408	11,966
	Golfzon Newdin Holdings Co., Ltd.	3,388	22,510
*	Grand Korea Leisure Co., Ltd.	3,745	54,938
	Green Cross Holdings Corp.	2,287	74,930
	GS Engineering & Construction Corp.	10,285	406,779
*	GS Global Corp.	11,688	29,714
	GS Holdings Corp.	11,860	457,297
	GS Home Shopping, Inc.	574	76,540
	GS Retail Co., Ltd.	6,084	195,258
	Gwangju Shinsegae Co., Ltd.	63	9,761
	Haatz, Inc.	1,925	20,090
	HAESUNG DS Co., Ltd.	2,030	63,168
	Halla Corp.	2,472	13,188
	Halla Holdings Corp.	1,256	45,896
	Han Kuk Carbon Co., Ltd.	4,578	52,632
	Hana Pharm Co., Ltd.	689	14,299
	HanChang Paper Co., Ltd.	15,915	34,032
*	Hancom, Inc.	3,919	64,590
	Handok, Inc.	1,372	35,623
	Handsome Co., Ltd.	3,503	136,348

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanil Holdings Co., Ltd.	1,358	$16,587
*	Hanjin Heavy Industries & Construction Co., Ltd.	5,250	40,979
	Hanjin Transportation Co., Ltd.	1,458	51,585
	Hankook Tire & Technology Co., Ltd.	17,724	764,776
	Hansae Co., Ltd.	2,823	61,659
	Hanshin Construction	1,431	34,369
	Hansol Holdings Co., Ltd.	5,410	21,819
*	Hansol HomeDeco Co., Ltd.	11,444	20,860
	Hansol Logistics Co., Ltd.	6,472	20,160
	Hansol Paper Co., Ltd.	3,482	48,705
*	Hansol Technics Co., Ltd.	5,142	45,825
	Hanwha Aerospace Co., Ltd.	4,721	163,066
	Hanwha Corp.	7,084	195,144
*	Hanwha General Insurance Co., Ltd.	14,136	60,596
*	Hanwha Investment & Securities Co., Ltd.	19,019	88,805
	Hanwha Life Insurance Co., Ltd.	62,895	197,760
*	Hanwha Solutions Corp.	20,018	821,627
	Hanyang Eng Co., Ltd.	2,207	35,802
	Harim Holdings Co., Ltd.	8,871	74,999
	HB Technology Co., Ltd.	11,025	32,917
	HDC Hyundai Development Co. Engineering & Construction, Class E	9,665	242,227
*	Heungkuk Fire & Marine Insurance Co., Ltd.	9,154	36,834
	Hitejinro Holdings Co., Ltd.	1,504	21,550
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	26,093
	HS Industries Co., Ltd.	8,886	64,568
*	HSD Engine Co., Ltd.	3,163	28,187
	Huchems Fine Chemical Corp.	4,631	90,109
	Huons Global Co., Ltd.	917	61,051
	Huvis Corp.	1,579	14,932
	Huvitz Co., Ltd.	1,517	12,182
	Hwa Shin Co., Ltd.	3,210	13,976
	HwaSung Industrial Co., Ltd.	1,665	19,576
	Hy-Lok Corp.	1,868	32,034
*	Hyosung Chemical Corp.	299	108,356
	Hyosung Corp.	1,147	102,250
*	Hyosung Heavy Industries Corp.	1,256	78,614
	Hyundai BNG Steel Co., Ltd.	1,368	32,103
*	Hyundai Construction Equipment Co., Ltd.	1,632	81,539
	Hyundai Corp.	1,610	31,003
	Hyundai Department Store Co., Ltd.	3,436	285,734
*	Hyundai Electric & Energy System Co., Ltd.	1,540	30,319
	Hyundai Elevator Co., Ltd.	3,634	147,792
	Hyundai Engineering & Construction Co., Ltd.	13,471	608,596
	Hyundai Futurenet Co., Ltd.	10,757	43,785
	Hyundai Glovis Co., Ltd.	2,419	416,043
	Hyundai Greenfood Co., Ltd.	8,026	70,051
	Hyundai Heavy Industries Holdings Co., Ltd.	7,795	491,878
	Hyundai Home Shopping Network Corp.	898	63,503
	Hyundai Livart Furniture Co., Ltd.	1,826	29,370
	Hyundai Marine & Fire Insurance Co., Ltd.	10,792	235,610
*	Hyundai Mipo Dockyard Co., Ltd.	5,585	428,756
	Hyundai Motor Securities Co., Ltd.	3,996	50,661
	Hyundai Steel Co.	14,635	727,482
	Hyundai Wia Corp.	3,969	247,657
	HyVision System, Inc.	3,097	37,392
	ICD Co., Ltd.	1,525	21,594
	IDIS Holdings Co., Ltd.	1,420	16,948
*	IHQ, Inc.	12,983	26,987
*	Il Dong Pharmaceutical Co., Ltd.	1,715	23,806

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Holdings Co., Ltd.	6,068	$30,117
	Ilshin Spinning Co., Ltd.	160	14,528
	Ilsung Pharmaceuticals Co., Ltd.	138	10,460
	iMarketKorea, Inc.	3,411	37,358
	InBody Co., Ltd.	2,376	43,673
	Industrial Bank of Korea	44,406	386,494
	Innocean Worldwide, Inc.	1,175	63,266
*	Insun ENT Co., Ltd.	3,640	44,673
	Interpark Corp.	10,436	42,959
	INTOPS Co., Ltd.	2,924	79,398
	Inzi Controls Co., Ltd.	1,685	32,192
	INZI Display Co., Ltd.	3,267	10,144
	IS Dongseo Co., Ltd.	3,178	190,395
	ISC Co., Ltd.	1,846	37,482
	i-SENS, Inc.	814	20,754
	ISU Chemical Co., Ltd.	2,173	26,307
*	Jahwa Electronics Co., Ltd.	2,599	46,883
	JB Financial Group Co., Ltd.	27,840	182,653
	JC Hyun System, Inc.	2,792	20,477
	Jinsung T.E.C.	2,075	28,183
*	JNK Heaters Co., Ltd.	1,439	9,293
	Kangnam Jevisco Co., Ltd.	364	9,674
*	Kangwon Land, Inc.	12,533	283,816
	KAON Media Co., Ltd.	3,402	38,079
	KC Co., Ltd.	2,037	52,544
	KC Tech Co., Ltd.	1,176	31,608
	KCC Corp.	833	233,804
	KCC Glass Corp.	902	48,173
	KCTC	3,354	25,743
	KEPCO Engineering & Construction Co., Inc.	2,254	77,657
	KEPCO Plant Service & Engineering Co., Ltd.	3,208	97,724
	KG Chemical Corp.	871	21,913
	Kginicis Co., Ltd.	1,969	35,330
	KGMobilians Co., Ltd.	3,097	30,059
	KISCO Corp.	2,292	24,278
	KISCO Holdings Co., Ltd.	1,802	31,896
	KISWIRE, Ltd.	1,557	37,990
	KIWOOM Securities Co., Ltd.	2,367	280,266
	Kolmar Korea Holdings Co., Ltd.	1,725	45,277
	Kolon Corp.	1,235	35,151
	Kolon Global Corp.	1,794	38,856
	Kolon Industries, Inc.	2,959	160,110
	Korea Alcohol Industrial Co., Ltd.	1,839	24,183
	Korea Asset In Trust Co., Ltd.	6,413	26,684
	Korea Cast Iron Pipe Industries Co., Ltd.	1,394	13,000
*	Korea Circuit Co., Ltd.	2,410	27,553
	Korea Electric Terminal Co., Ltd.	1,511	100,614
*	Korea Information & Communications Co., Ltd.	1,765	14,127
	Korea Investment Holdings Co., Ltd.	6,698	672,399
*	Korea Line Corp.	21,640	68,527
	Korea Petrochemical Ind Co., Ltd.	559	157,216
	Korea Real Estate Investment & Trust Co., Ltd.	35,976	74,734
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,177	848,075
	Korea Zinc Co., Ltd.	1,072	428,818
*	Korean Air Lines Co., Ltd.	22,802	548,878
	Korean Reinsurance Co.	20,506	168,910
	Kortek Corp.	2,426	23,623
	KPX Chemical Co., Ltd.	249	15,817
	KSS LINE, Ltd.	1,857	20,734

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KT Hitel Co., Ltd.	2,511	$27,865
	KT Skylife Co., Ltd.	3,494	27,802
	KT Submarine Co., Ltd.	3,260	18,198
	KTB Investment & Securities Co., Ltd.	10,955	57,095
	Kukbo Design Co., Ltd.	874	17,973
	Kukdo Chemical Co., Ltd.	754	61,135
	Kukdong Corp.	2,790	9,603
	Kumho Petrochemical Co., Ltd.	3,741	869,534
*	Kumho Tire Co., Inc.	19,446	70,180
	KUMHOE&C Co., Ltd.	2,973	26,803
	Kumkang Kind Co., Ltd.	1,937	11,028
	Kwang Dong Pharmaceutical Co., Ltd.	6,444	51,662
	Kyeryong Construction Industrial Co., Ltd.	1,207	37,141
	Kyobo Securities Co., Ltd.	3,914	29,527
	Kyung Dong Navien Co., Ltd.	1,037	51,315
	Kyungbang Co., Ltd.	1,871	22,071
	Kyungdong Pharm Co., Ltd.	2,282	21,185
	Kyung-In Synthetic Corp.	5,504	33,933
	Leadcorp, Inc. (The)	2,739	21,941
	LF Corp.	3,721	60,551
*	LG Display Co., Ltd.	38,277	831,246
	LG Hausys, Ltd.	1,658	135,152
	LG HelloVision Co., Ltd.	3,508	16,777
	LG Innotek Co., Ltd.	3,056	548,389
	LG International Corp.	7,648	211,188
	LG Uplus Corp.	38,049	450,775
	LIG Nex1 Co., Ltd.	1,247	44,288
*	Lock & Lock Co., Ltd.	2,766	38,050
	LOT Vacuum Co., Ltd.	3,140	48,461
	Lotte Chemical Corp.	884	239,984
	Lotte Chilsung Beverage Co., Ltd.	706	88,727
	Lotte Confectionery Co., Ltd.	349	42,576
	Lotte Corp.	4,752	155,953
*	Lotte Data Communication Co.	385	13,149
	LOTTE Fine Chemical Co., Ltd.	4,078	247,969
	Lotte Food Co., Ltd.	74	26,024
	LOTTE Himart Co., Ltd.	1,797	62,555
*	Lotte Non-Life Insurance Co., Ltd.	14,792	24,802
	Lotte Shopping Co., Ltd.	1,838	204,297
	LS Corp.	2,349	153,786
	LS Electric Co., Ltd.	3,075	156,778
*	Lumens Co., Ltd.	10,766	13,356
*	Lutronic Corp.	2,461	25,673
*	LVMC Holdings	5,340	17,612
	Maeil Dairies Co., Ltd.	624	41,835
*	Mando Corp.	5,160	269,413
	MegaStudy Co., Ltd.	1,207	14,582
	MegaStudyEdu Co., Ltd.	950	49,302
	Meritz Financial Group, Inc.	8,409	135,088
	Meritz Fire & Marine Insurance Co., Ltd.	6,987	125,244
	Meritz Securities Co., Ltd.	50,372	218,396
	Minwise Co., Ltd.	1,657	26,277
	Mirae Asset Life Insurance Co., Ltd.	14,911	53,827
	Mirae Asset Securities Co., Ltd.	17,235	154,404
	MK Electron Co., Ltd.	4,052	41,444
*	Mobase Electronics Co., Ltd.	6,942	16,952
	Moorim P&P Co., Ltd.	4,758	22,694
	Motonic Corp.	2,838	32,494
	Muhak Co., Ltd.	3,935	28,716

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Namhae Chemical Corp.	2,744	$22,659
	Namyang Dairy Products Co., Ltd.	48	13,906
*	NDFOS Co., Ltd.	3,151	18,420
*	Neowiz	2,725	57,862
*	Neowiz Holdings Corp.	699	21,688
	Nexen Corp.	3,941	17,579
	Nexen Tire Corp.	6,381	50,132
	NH Investment & Securities Co., Ltd.	27,356	315,004
*	NHN Corp.	1,523	99,661
	NICE Holdings Co., Ltd.	4,498	77,960
	Nice Information & Telecommunication, Inc.	1,071	30,284
	NICE Total Cash Management Co., Ltd.	3,128	18,575
	Nong Shim Holdings Co., Ltd.	465	32,980
	Nong Woo Bio Co., Ltd.	979	11,402
	NongShim Co., Ltd.	597	152,769
	NPC	2,647	10,481
	NS Shopping Co., Ltd.	2,986	33,605
*	OCI Co., Ltd.	3,386	377,238
*	OPTRON-TEC, Inc.	2,558	19,236
	Orion Holdings Corp.	4,507	71,167
*	Osung Advanced Materials Co., Ltd.	7,149	25,516
	Ottogi Corp.	226	112,665
	Paik Kwang Industrial Co., Ltd.	4,913	22,404
	Pan Ocean Co., Ltd.	45,141	296,266
*	Paradise Co., Ltd.	10,766	173,353
	Partron Co., Ltd.	8,571	81,662
	Poongsan Corp.	4,502	151,314
	Poongsan Holdings Corp.	918	23,309
	Posco International Corp.	8,676	163,080
*	Power Logics Co., Ltd.	3,502	25,683
	Protec Co., Ltd.	413	10,281
	Pulmuone Co., Ltd.	2,609	40,444
	Pungkuk Alcohol Industry Co., Ltd.	569	10,083
	Pyeong Hwa Automotive Co., Ltd.	1,125	9,939
	Reyon Pharmaceutical Co., Ltd.	1,447	26,331
*	RFTech Co., Ltd.	3,243	21,030
	S Net Systems, Inc.	1,559	10,305
	Sajo Industries Co., Ltd.	276	11,738
	Sajodaerim Corp.	1,147	19,261
*	Sajodongaone Co., Ltd.	16,983	20,250
	Sam Young Electronics Co., Ltd.	2,074	22,857
	Sam Yung Trading Co., Ltd.	2,591	39,394
	Sambo Corrugated Board Co., Ltd.	728	10,409
*	Sambu Engineering & Construction Co., Ltd.	11,538	28,538
	Samho Development Co., Ltd.	4,766	22,298
	SAMHWA Paints Industrial Co., Ltd.	2,475	29,103
	Samick Musical Instruments Co., Ltd.	8,299	12,944
	Samick THK Co., Ltd.	1,192	17,563
	Samji Electronics Co., Ltd.	1,682	20,745
	Samjin LND Co., Ltd.	5,625	19,033
	Samjin Pharmaceutical Co., Ltd.	1,495	36,359
*	Sammok S-Form Co., Ltd.	2,023	26,936
	SAMPYO Cement Co., Ltd.	9,240	44,763
	Samsung Card Co., Ltd.	7,024	222,799
*	Samsung Engineering Co., Ltd.	20,752	321,882
	Samsung Fire & Marine Insurance Co., Ltd.	4,347	772,275
*	Samsung Heavy Industries Co., Ltd.	92,145	618,392
	Samsung Securities Co., Ltd.	12,936	494,309
	SAMT Co., Ltd.	12,775	33,521

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Corp.	593	$31,205
	Samyang Foods Co., Ltd.	255	21,195
	Samyang Holdings Corp.	509	63,894
	Samyang Tongsang Co., Ltd.	146	10,831
*	Sangsangin Co., Ltd.	7,820	47,676
*	SBW	39,024	21,824
*	SDN Co., Ltd.	4,192	10,856
	Seah Besteel Corp.	2,148	50,271
	SeAH Steel Holdings Corp.	193	12,792
	Sebang Co., Ltd.	1,020	13,926
	Sebang Global Battery Co., Ltd.	1,376	106,471
	Sejong Industrial Co., Ltd.	1,602	12,389
*	Sejong Telecom, Inc.	60,354	42,545
	Seobu T&D	3,755	26,615
	Seohan Co., Ltd.	19,101	29,655
	Seoul Semiconductor Co., Ltd.	8,308	139,828
	Seoyon Co., Ltd.	3,230	55,553
	Seoyon E-Hwa Co., Ltd.	2,302	18,260
*	Sewon E&C Co., Ltd.	12,881	20,314
	SFA Engineering Corp.	2,968	111,349
*	SG Global Co., Ltd.	4,940	17,176
	SGC e Tec E&C Co., Ltd.	250	13,966
	Shindaeyang Paper Co., Ltd.	369	26,415
	Shinsegae Engineering & Construction Co., Ltd.	257	10,493
	Shinsegae Food Co., Ltd.	418	30,370
	Shinsegae Information & Communication Co., Ltd.	99	16,720
	Shinsegae, Inc.	1,280	349,047
	Shinsung Delta Tech Co., Ltd.	2,272	19,982
*	Shinsung Tongsang Co., Ltd.	18,293	28,761
	Shinwha Intertek Corp.	3,331	10,437
*	Shinwon Corp.	17,889	26,830
	Shinyoung Securities Co., Ltd.	785	43,906
	Silicon Works Co., Ltd.	1,333	114,011
	Silla Co., Ltd.	770	8,013
*	Sindoh Co., Ltd.	1,082	31,112
	Sinil Pharm Co., Ltd.	830	11,365
	SK D&D Co., Ltd.	2,069	67,890
	SK Discovery Co., Ltd.	2,070	107,192
	SK Gas, Ltd.	308	27,792
	SK Networks Co., Ltd.	24,348	115,639
*	SK Rent A Car Co., Ltd.	2,451	25,281
	SK Securities Co., Ltd.	69,495	63,866
	SKC Co., Ltd.	862	104,389
	SL Corp.	4,368	88,878
*	SM Culture & Contents Co., Ltd.	11,810	17,942
*	SM Entertainment Co., Ltd.	4,926	133,367
*	S-MAC Co., Ltd.	36,548	50,947
	SNT Holdings Co., Ltd.	951	15,613
	SNT Motiv Co., Ltd.	1,479	81,157
*	Solborn, Inc.	2,423	18,691
	Solus Advanced Materials Co., Ltd.	1,281	57,801
	Songwon Industrial Co., Ltd.	2,633	49,644
*	Soulbrain Holdings Co., Ltd.	1,012	38,011
	SPG Co., Ltd.	3,032	29,173
	Spigen Korea Co., Ltd.	593	33,057
	Ssangyong Cement Industrial Co., Ltd.	28,150	196,064
	Suheung Co., Ltd.	469	22,536
	Sun Kwang Co., Ltd.	393	13,204
*	SundayToz Corp.	975	20,356

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sung Kwang Bend Co., Ltd.	2,934	$27,901
*	Sungchang Enterprise Holdings, Ltd.	12,418	32,181
	Sungshin Cement Co., Ltd.	4,536	42,358
	Sungwoo Hitech Co., Ltd.	8,732	44,286
	Sunjin Co., Ltd.	2,612	46,216
	Systems Technology, Inc.	1,835	31,512
	Tae Kyung Industrial Co., Ltd.	3,102	19,255
	Taekwang Industrial Co., Ltd.	86	80,487
*	Taewoong Co., Ltd.	957	10,754
	Taeyoung Engineering & Construction Co., Ltd.	4,504	52,566
*	Taihan Textile Co., Ltd.	263	10,413
*	Theragen Etex Co., Ltd.	4,144	32,814
*	TK Chemical Corp.	8,032	47,706
	TK Corp.	6,300	61,897
	Tongyang Life Insurance Co., Ltd.	5,937	25,377
	Tongyang, Inc.	19,744	24,596
*	Top Engineering Co., Ltd.	3,288	26,931
	Toptec Co., Ltd.	3,288	35,856
*	Tovis Co., Ltd.	1,651	11,590
	TS Corp.	6,440	20,614
*	Tuksu Construction Co., Ltd.	5,092	41,117
*	TY Holdings Co., Ltd.	4,343	105,249
	Uju Electronics Co., Ltd.	1,365	33,879
	Uni-Chem Co., Ltd.	9,060	13,728
*	Unick Corp.	1,421	9,645
	Unid Co., Ltd.	1,085	83,485
	Uniquest Corp.	2,686	25,465
	Value Added Technology Co., Ltd.	1,095	29,885
	Vitzro Tech Co., Ltd.	2,134	20,341
	Whanin Pharmaceutical Co., Ltd.	1,750	32,855
	WiSoL Co., Ltd.	5,751	65,892
*	Wonik Holdings Co., Ltd.	8,665	51,848
	Wonik Materials Co., Ltd.	1,147	39,113
*	Wooree Bio Co., Ltd.	2,856	14,822
	Woori Financial Capital Co., Ltd.	1,662	17,761
	Woori Financial Group, Inc.	93,163	895,468
	Woori Investment Bank Co., Ltd.	53,517	41,626
	Woorison F&G Co., Ltd.	17,338	37,219
	Woory Industrial Co., Ltd.	1,104	25,898
*	Woowon Development Co., Ltd.	1,769	10,661
	Y G-1 Co., Ltd.	2,283	19,042
*	Y-entec Co., Ltd.	2,370	35,813
	Youlchon Chemical Co., Ltd.	2,606	57,995
	Young Poong Corp.	78	47,543
	Youngone Corp.	4,082	160,571
	Youngone Holdings Co., Ltd.	1,334	57,029
	Yuanta Securities Korea Co., Ltd.	17,353	67,603

TOTAL SOUTH KOREA			42,826,812

TAIWAN — (18.5%)
	Ability Enterprise Co., Ltd.	66,000	43,699
*	Ability Opto-Electronics Technology Co., Ltd.	23,000	71,496
	AcBel Polytech, Inc.	83,000	87,298
	Acer, Inc.	351,000	428,990
	ACES Electronic Co., Ltd.	27,000	43,170
	A-DATA Technology Co., Ltd.	17,000	72,931
	Advanced International Multitech Co., Ltd.	26,000	78,192
*	Advanced Optoelectronic Technology, Inc.	34,000	42,419
	Advancetek Enterprise Co., Ltd.	31,000	20,149

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Aerospace Industrial Development Corp.	74,000	$79,513
*	AGV Products Corp.	171,000	79,458
	Allis Electric Co., Ltd.	37,800	36,151
	Alltek Technology Corp.	21,000	22,017
	Alpha Networks, Inc.	63,773	79,924
	Altek Corp.	59,000	88,869
*	Ambassador Hotel (The)	63,000	66,015
	AMPOC Far-East Co., Ltd.	19,000	27,370
*	AmTRAN Technology Co., Ltd.	158,000	112,624
	Apacer Technology, Inc.	35,000	70,275
	APCB, Inc.	17,000	13,465
	Apex Biotechnology Corp.	13,000	11,988
	Apex International Co., Ltd.	28,000	66,712
	Arcadyan Technology Corp.	31,000	124,436
	Ardentec Corp.	43,000	72,270
	Asia Cement Corp.	340,000	604,802
	Asia Optical Co., Inc.	27,000	85,604
*	Asia Pacific Telecom Co., Ltd.	381,060	136,925
	Asia Polymer Corp.	82,100	102,805
	Asia Tech Image, Inc.	18,000	37,025
*	AU Optronics Corp.	944,000	1,105,096
	Audix Corp.	23,000	45,232
	AVY Precision Technology, Inc.	48,965	55,072
	Bank of Kaohsiung Co., Ltd.	116,594	49,332
	Basso Industry Corp.	30,000	53,472
	BenQ Materials Corp.	53,000	61,052
	BES Engineering Corp.	146,000	56,341
	Brighton-Best International Taiwan, Inc.	85,000	117,630
	Capital Futures Corp.	17,000	26,884
	Capital Securities Corp.	425,000	292,758
	Career Technology MFG. Co., Ltd.	60,180	74,583
	Catcher Technology Co., Ltd.	51,000	359,894
	Cathay Real Estate Development Co., Ltd.	130,000	99,566
	Celxpert Energy Corp.	10,000	18,848
	Central Reinsurance Co., Ltd.	34,000	29,386
	Chang Hwa Commercial Bank, Ltd.	779,000	498,202
	CHC Healthcare Group.	13,000	17,987
	Chen Full International Co., Ltd.	12,000	18,152
	Cheng Loong Corp.	166,000	265,143
*	Cheng Mei Materials Technology Corp.	78,000	39,425
	Cheng Shin Rubber Industry Co., Ltd.	267,000	514,963
	Cheng Uei Precision Industry Co., Ltd.	74,000	122,159
	Chia Chang Co., Ltd.	17,000	28,252
	Chia Hsin Cement Corp.	111,000	103,191
	Chilisin Electronics Corp.	33,000	130,284
*	China Airlines, Ltd.	476,000	360,734
	China Bills Finance Corp.	133,000	78,799
	China Chemical & Pharmaceutical Co., Ltd.	71,000	61,666
	China Development Financial Holding Corp.	1,938,000	902,768
	China Electric Manufacturing Corp.	91,440	46,348
	China General Plastics Corp.	82,992	129,859
	China Life Insurance Co., Ltd.	85,432	80,901
*	China Man-Made Fiber Corp.	268,185	123,385
	China Metal Products.	64,000	88,120
*	China Motor Corp.	53,200	136,266
	China Petrochemical Development Corp.	776,700	440,351
	China Wire & Cable Co., Ltd.	15,000	19,202
	Chinese Maritime Transport, Ltd.	20,000	38,527
	Chin-Poon Industrial Co., Ltd.	104,000	135,033

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chipbond Technology Corp.	138,000	$380,811
	ChipMOS Techinologies, Inc.	86,000	145,412
	Chong Hong Construction Co., Ltd.	22,000	65,253
	Chun YU Works & Co., Ltd.	23,000	27,284
	Chun Yuan Steel Industry Co., Ltd.	73,000	64,518
*	Chung Hung Steel Corp.	161,000	243,967
*	Chung Hwa Pulp Corp.	48,000	44,764
	Clevo Co.	73,000	84,847
	CMC Magnetics Corp.	208,869	90,699
	Compal Electronics, Inc.	981,000	874,357
	Compeq Manufacturing Co., Ltd.	115,000	177,878
	Concord Securities Co., Ltd.	119,510	81,237
	Continental Holdings Corp.	60,000	61,875
	Contrel Technology Co., Ltd.	61,000	41,573
	Coretronic Corp.	87,000	190,800
	CTCI Corp.	94,000	132,710
	Cyberlink Corp.	3,000	9,604
	CyberPower Systems, Inc.	9,000	28,001
	CyberTAN Technology, Inc.	61,000	44,202
	DA CIN Construction Co., Ltd.	60,000	78,797
	Dafeng TV, Ltd.	9,000	14,718
	Da-Li Development Co., Ltd.	28,949	32,112
	Darfon Electronics Corp.	37,000	67,484
*	Darwin Precisions Corp.	76,000	46,227
	De Licacy Industrial Co., Ltd.	79,000	51,285
	Depo Auto Parts Ind Co., Ltd.	13,000	30,126
*	D-Link Corp.	112,000	91,006
*	Dynamic Electronics Co., Ltd.	39,701	31,934
	Dynapack International Technology Corp.	25,000	104,694
	E Ink Holdings, Inc.	192,000	453,267
	Eastern Media International Corp.	71,000	44,060
	Edom Technology Co., Ltd.	19,000	25,507
*	Elitegroup Computer Systems Co., Ltd.	59,000	57,639
	Emerging Display Technologies Corp.	48,000	43,958
*	Ennostar, Inc.	79,975	230,341
	EnTie Commercial Bank Co., Ltd.	127,000	68,902
	Eson Precision Ind. Co., Ltd.	20,000	47,361
	Eternal Materials Co., Ltd.	184,000	300,904
	Eva Airways Corp.	544,041	366,244
*	Everest Textile Co., Ltd.	42,840	16,092
	Evergreen International Storage & Transport Corp.	87,000	76,188
*	Evergreen Marine Corp. Taiwan, Ltd.	300,676	845,901
	Everlight Chemical Industrial Corp.	92,000	62,851
	Everlight Electronics Co., Ltd.	102,000	168,754
	Excelsior Medical Co., Ltd.	24,912	52,619
	Far Eastern Department Stores, Ltd.	213,000	190,540
	Far Eastern International Bank	514,556	205,088
	Far Eastern New Century Corp.	440,000	521,848
	Farglory F T Z Investment Holding Co., Ltd.	12,000	13,992
	Farglory Land Development Co., Ltd.	52,000	107,144
*	Federal Corp.	42,000	38,298
	Feng Hsin Steel Co., Ltd.	59,000	186,216
	First Hotel	28,000	15,095
	First Insurance Co., Ltd. (The)	27,000	13,330
	First Steamship Co., Ltd.	97,010	54,581
*	FIT Holding Co., Ltd.	18,000	20,382
	FLEXium Interconnect, Inc.	41,000	173,950
	Formosa Advanced Technologies Co., Ltd.	29,000	45,262
*	Formosa Laboratories, Inc.	10,704	22,090

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa Taffeta Co., Ltd.	186,000	$219,982
	Formosan Rubber Group, Inc.	69,000	67,793
	Formosan Union Chemical	70,400	47,770
	Foxconn Technology Co., Ltd.	202,000	496,133
	FSP Technology, Inc.	18,000	34,486
	Fullerton Technology Co., Ltd.	18,000	12,105
*	Fulltech Fiber Glass Corp.	62,620	45,984
	Fwusow Industry Co., Ltd.	20,000	20,296
	G Shank Enterprise Co., Ltd.	44,000	58,548
	GCS Holdings, Inc.	25,000	44,310
	Gemtek Technology Corp.	74,000	91,027
	General Interface Solution Holding, Ltd.	54,000	238,130
	General Plastic Industrial Co., Ltd.	14,000	13,270
	Giantplus Technology Co., Ltd.	35,000	21,599
	Ginko International Co., Ltd.	13,650	86,379
	Global Brands Manufacture, Ltd.	81,000	102,473
	Globe Union Industrial Corp.	44,000	30,420
	Gloria Material Technology Corp.	107,000	80,920
	Goldsun Building Materials Co., Ltd.	109,543	111,514
*	Grand Pacific Petrochemical	219,000	261,883
	Great China Metal Industry	26,000	26,178
	Greatek Electronics, Inc.	61,000	159,719
	GTM Holdings Corp.	24,000	22,769
	Hannstar Board Corp.	66,132	117,114
*	HannStar Display Corp.	449,000	466,312
	HannsTouch Solution, Inc.	130,194	67,492
	Hey Song Corp.	69,000	92,607
	Highwealth Construction Corp.	115,000	185,954
	Hiroca Holdings, Ltd.	10,000	25,291
	Hitron Technology, Inc.	13,000	11,757
*	Ho Tung Chemical Corp.	176,000	76,071
	Holy Stone Enterprise Co., Ltd.	5,000	23,946
	Hong Pu Real Estate Development Co., Ltd.	35,000	29,696
	Hong TAI Electric Industrial	58,000	66,771
	Hong YI Fiber Industry Co.	19,000	15,552
	Hotai Finance Co., Ltd.	18,000	54,950
	Hsin Kuang Steel Co., Ltd.	17,000	48,803
	Hsing TA Cement Co.	29,000	30,120
*	HTC Corp.	73,000	108,135
	HUA ENG Wire & Cable Co., Ltd.	37,000	41,981
	Hua Yu Lien Development Co., Ltd.	12,000	17,204
	Huaku Development Co., Ltd.	44,000	149,044
	Huang Hsiang Construction Corp.	15,000	23,613
	Hung Ching Development & Construction Co., Ltd.	13,000	11,231
	Hung Sheng Construction, Ltd.	87,680	71,091
*	Hwa Fong Rubber Industrial Co., Ltd.	63,880	48,547
	Ibase Technology, Inc.	29,000	41,924
	IBF Financial Holdings Co., Ltd.	323,364	204,806
	Ichia Technologies, Inc.	27,000	19,753
	IEI Integration Corp.	29,600	62,882
	Infortrend Technology, Inc.	21,000	17,103
	Innolux Corp.	812,000	866,884
	Inpaq Technology Co., Ltd.	19,000	45,892
	Integrated Service Technology, Inc.	19,000	38,002
	International CSRC Investment Holdings Co.	171,600	186,064
	Inventec Corp.	547,000	530,737
	Iron Force Industrial Co., Ltd.	6,000	17,255
	I-Sheng Electric Wire & Cable Co., Ltd.	18,000	29,781
	Jarllytec Co., Ltd.	10,000	28,353

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jess-Link Products Co., Ltd.	13,000	$19,142
*	K Laser Technology, Inc.	27,000	22,219
	Kaimei Electronic Corp.	28,000	123,129
	KEE TAI Properties Co., Ltd.	49,000	18,739
	Kenda Rubber Industrial Co., Ltd.	126,880	207,578
	Kerry TJ Logistics Co., Ltd.	13,000	20,924
	Kindom Development Co., Ltd.	69,000	107,275
	King Yuan Electronics Co., Ltd.	173,000	305,144
	King’s Town Bank Co., Ltd.	197,000	304,385
*	King’s Town Construction Co., Ltd.	24,000	33,533
	Kinpo Electronics	244,000	155,946
	Kinsus Interconnect Technology Corp.	60,000	225,212
	KS Terminals, Inc.	31,000	83,281
*	Kung Sing Engineering Corp.	69,000	28,786
	Kuo Toong International Co., Ltd.	29,399	32,866
	Kuoyang Construction Co., Ltd.	11,000	13,753
	Kwong Lung Enterprise Co., Ltd.	23,000	35,008
	L&K Engineering Co., Ltd.	30,000	36,289
*	Lealea Enterprise Co., Ltd.	174,000	94,266
	Lelon Electronics Corp.	8,000	19,945
	Li Cheng Enterprise Co., Ltd.	20,367	20,236
*	Li Peng Enterprise Co., Ltd.	119,000	60,026
	Lida Holdings, Ltd.	18,000	22,352
	Lien Hwa Industrial Holdings Corp.	105,440	185,603
*	Lingsen Precision Industries, Ltd.	107,000	71,792
	Lite-On Technology Corp.	420,000	951,810
*	Long Bon International Co., Ltd.	44,000	30,595
	Long Da Construction & Development Corp.	66,000	57,463
	Longchen Paper & Packaging Co., Ltd.	136,527	142,140
	Lumax International Corp., Ltd.	22,000	58,037
	Lung Yen Life Service Corp.	33,000	61,416
	Mayer Steel Pipe Corp.	30,000	30,499
	Mercuries & Associates Holding, Ltd.	103,400	86,920
*	Mercuries Life Insurance Co., Ltd.	297,873	109,606
	Merry Electronics Co., Ltd.	8,000	36,037
	Mirle Automation Corp.	38,000	66,497
	Mitac Holdings Corp.	125,944	137,089
	Nan Pao Resins Chemical Co., Ltd.	4,000	22,950
	Netronix, Inc.	13,000	27,248
	Nexcom International Co., Ltd.	16,000	15,106
*	Nien Hsing Textile Co., Ltd.	13,000	9,896
	Nishoku Technology, Inc.	5,000	25,685
	O-Bank Co., Ltd.	299,909	81,133
*	Ocean Plastics Co., Ltd.	24,000	35,142
*	OptoTech Corp.	60,350	60,736
	Orient Semiconductor Electronics, Ltd.	82,709	53,969
	Oriental Union Chemical Corp.	99,000	83,158
*	Pacific Construction Co.	32,000	13,287
	Pacific Hospital Supply Co., Ltd.	8,000	21,093
	Pan German Universal Motors, Ltd.	1,000	8,775
	Pan-International Industrial Corp.	97,000	139,649
*	Pharmally International Holding Co., Ltd.	7,000	5,319
*	Phihong Technology Co., Ltd.	32,000	48,678
	Plastron Precision Co., Ltd.	17,000	9,670
	Pou Chen Corp.	514,000	652,676
	Powertech Technology, Inc.	56,000	222,008
	President Securities Corp.	126,480	135,032
	Primax Electronics, Ltd.	32,000	69,241
	Prince Housing & Development Corp.	218,000	98,203

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Promate Electronic Co., Ltd.	41,000	$60,663
	Qisda Corp.	317,000	411,245
	QST International Corp.	15,000	44,003
	Qualipoly Chemical Corp.	15,000	20,487
	Quang Viet Enterprise Co., Ltd.	5,000	23,416
	Quanta Storage, Inc.	33,000	63,630
	Radiant Opto-Electronics Corp.	53,000	242,849
	Radium Life Tech Co., Ltd.	169,320	79,133
	Rechi Precision Co., Ltd.	61,000	54,011
	Rich Development Co., Ltd.	145,000	58,724
*	Ritek Corp.	183,121	81,618
*	Roo Hsing Co., Ltd.	117,000	46,521
	Ruentex Development Co., Ltd.	204,000	386,863
	Ruentex Industries, Ltd.	51,000	154,990
	Sampo Corp.	43,200	48,321
	San Fang Chemical Industry Co., Ltd.	20,000	16,806
	San Far Property, Ltd.	25,974	15,469
	Sanyang Motor Co., Ltd.	89,000	103,021
	ScinoPharm Taiwan, Ltd.	33,000	33,801
	Senao International Co., Ltd.	10,000	12,813
	Sesoda Corp.	18,144	18,606
	Shan-Loong Transportation Co., Ltd.	14,000	18,497
	Shihlin Electric & Engineering Corp.	64,000	118,369
	Shin Kong Financial Holding Co., Ltd.	1,821,137	656,409
	Shin Zu Shing Co., Ltd.	20,000	85,943
*	Shining Building Business Co., Ltd.	68,330	37,409
	Shinkong Insurance Co., Ltd.	38,000	56,549
	Shinkong Synthetic Fibers Corp.	285,000	246,502
*	Shuttle, Inc.	55,000	27,995
	Sigurd Microelectronics Corp.	85,726	166,901
	Sincere Navigation Corp.	48,410	56,339
	Sinher Technology, Inc.	8,000	16,551
	Sinon Corp.	105,000	84,103
	SinoPac Financial Holdings Co., Ltd.	1,542,000	731,684
	Sinyi Realty, Inc.	29,000	34,835
	Sirtec International Co., Ltd.	16,000	18,181
	Siward Crystal Technology Co., Ltd.	28,000	30,794
	Soft-World International Corp.	2,000	8,438
	Solomon Technology Corp.	48,000	33,972
	Sunplus Technology Co., Ltd.	107,000	132,036
	Sunspring Metal Corp.	12,000	14,630
	Supreme Electronics Co., Ltd.	63,000	94,713
	Sweeten Real Estate Development Co., Ltd.	16,632	14,980
	Syncmold Enterprise Corp.	17,000	54,580
	Synmosa Biopharma Corp.	11,000	10,477
	Synnex Technology International Corp.	296,000	587,864
	Systex Corp.	17,000	55,675
	T3EX Global Holdings Corp.	19,181	49,685
	TA Chen Stainless Pipe	176,841	301,787
	Ta Ya Electric Wire & Cable	115,440	142,099
	Tah Hsin Industrial Corp.	8,000	21,616
	TA-I Technology Co., Ltd.	8,000	21,901
	Taichung Commercial Bank Co., Ltd.	469,436	200,659
	Taiflex Scientific Co., Ltd.	39,000	80,656
	Tainan Enterprises Co., Ltd.	18,000	12,645
	Tainan Spinning Co., Ltd.	244,000	247,034
	Taishin Financial Holding Co., Ltd.	1,754,374	884,425
	Taisun Enterprise Co., Ltd.	12,000	14,125
	Taiwan Business Bank	1,287,080	469,222

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	13,390	$25,609
	Taiwan Cogeneration Corp.	61,000	87,083
	Taiwan Fertilizer Co., Ltd.	172,000	374,731
	Taiwan Fire & Marine Insurance Co., Ltd.	54,000	45,711
	Taiwan FU Hsing Industrial Co., Ltd.	39,000	66,979
*	Taiwan Glass Industry Corp.	252,000	304,226
	Taiwan Hon Chuan Enterprise Co., Ltd.	58,000	163,013
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	20,000	20,940
*	Taiwan Land Development Corp.	217,000	53,952
	Taiwan Navigation Co., Ltd.	32,000	48,312
	Taiwan PCB Techvest Co., Ltd.	53,000	98,815
	Taiwan Sanyo Electric Co., Ltd.	12,000	15,760
	Taiwan Shin Kong Security Co., Ltd.	51,510	71,458
	Taiwan Styrene Monomer	64,000	50,114
*	Taiwan TEA Corp.	133,000	112,832
	Taiyen Biotech Co., Ltd.	15,000	18,387
*	Tatung Co., Ltd.	291,000	280,362
	Te Chang Construction Co., Ltd.	13,000	15,128
	Teco Electric and Machinery Co., Ltd.	399,000	496,896
	Test-Rite International Co., Ltd.	46,000	43,056
	Thye Ming Industrial Co., Ltd.	28,000	31,726
*	Ton Yi Industrial Corp.	154,000	84,870
	Tong Yang Industry Co., Ltd.	87,000	118,504
	Tong-Tai Machine & Tool Co., Ltd.	18,000	12,082
	Topco Technologies Corp.	6,000	16,945
	Topoint Technology Co., Ltd.	17,000	24,959
	Toung Loong Textile Manufacturing	37,000	57,179
*	TPK Holding Co., Ltd.	81,000	157,332
	Transcend Information, Inc.	39,000	112,253
	Tripod Technology Corp.	16,000	79,465
	TSRC Corp.	124,000	159,401
	Tung Ho Steel Enterprise Corp.	170,000	360,152
	TURVO International Co., Ltd.	14,000	58,599
	TYC Brother Industrial Co., Ltd.	38,000	33,629
*	Tycoons Group Enterprise	88,000	46,594
	Tyntek Corp.	60,000	62,340
	U-Ming Marine Transport Corp.	105,000	264,329
	Union Bank Of Taiwan	271,566	116,570
	Unitech Computer Co., Ltd.	19,000	19,651
	Unitech Printed Circuit Board Corp.	134,000	103,061
	United Orthopedic Corp.	10,000	12,860
	Unity Opto Technology Co., Ltd.	46,000	1,272
	Universal Cement Corp.	68,000	63,526
*	Unizyx Holding Corp.	68,000	93,002
	UPC Technology Corp.	149,316	161,367
	USI Corp.	169,000	249,520
	Utechzone Co., Ltd.	8,000	18,769
	Ve Wong Corp.	24,000	31,368
	Wah Lee Industrial Corp.	33,000	97,179
	Walsin Lihwa Corp.	409,000	444,935
*	Walton Advanced Engineering, Inc.	49,000	32,460
	Wei Chuan Foods Corp.	79,000	69,443
	Weikeng Industrial Co., Ltd.	69,946	61,237
	Well Shin Technology Co., Ltd.	9,000	17,494
	Winbond Electronics Corp.	697,000	880,447
	Wisdom Marine Lines Co., Ltd.	96,221	243,649
	Wistron Corp.	629,000	732,422
	Wistron NeWeb Corp.	44,000	116,864
	WPG Holdings, Ltd.	194,000	356,794

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	WT Microelectronics Co., Ltd.	92,000	$180,493
	WUS Printed Circuit Co., Ltd.	28,350	35,061
	Xxentria Technology Materials Corp.	19,000	47,596
	YC INOX Co., Ltd.	94,973	103,854
*	Yea Shin International Development Co., Ltd.	36,000	31,612
	Yem Chio Co., Ltd.	56,700	38,576
	Yeong Guan Energy Technology Group Co., Ltd.	15,639	47,625
	YFY, Inc.	234,000	318,018
	Yi Jinn Industrial Co., Ltd.	23,000	16,024
*	Yieh Phui Enterprise Co., Ltd.	192,780	149,459
	Yonyu Plastics Co., Ltd.	12,000	15,415
	Youngtek Electronics Corp.	21,000	66,499
	Yuanta Futures Co., Ltd.	25,944	48,738
*	Yulon Motor Co., Ltd.	137,324	223,040
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	34,460
	Yungshin Construction & Development Co., Ltd.	22,000	39,522
	YungShin Global Holding Corp.	20,000	32,057
	Zeng Hsing Industrial Co., Ltd.	7,000	44,699
	Zenitron Corp.	27,000	28,632
	Zhen Ding Technology Holding, Ltd.	82,000	309,521
*	Zig Sheng Industrial Co., Ltd.	151,000	92,508
*	Zinwell Corp.	56,000	50,914
	ZongTai Real Estate Development Co., Ltd.	27,000	39,278

TOTAL TAIWAN			47,267,116

THAILAND — (2.8%)
	AAPICO Hitech PCL	68,970	52,717
	Advanced Information Technology PCL, Class F	26,600	17,940
	AEON Thana Sinsap Thailand PCL	7,100	50,621
	Alucon PCL	2,100	12,005
	Amata Corp. PCL	143,200	79,562
	Ananda Development PCL	309,500	22,066
	AP Thailand PCL	293,300	81,008
*	Asia Aviation PCL	531,700	43,031
	Asia Plus Group Holdings PCL	195,300	21,702
	Asia Sermkij Leasing PCL	24,700	22,608
	Bangchak Corp. PCL	189,300	156,547
*	Bangkok Airways PCL	83,900	19,805
	Bangkok Commercial Asset Management PCL	210,000	138,932
	Bangkok Insurance PCL	12,500	108,390
	Bangkok Land PCL	1,828,300	63,414
*	Bangkok Life Assurance PCL	79,400	63,750
	Banpu PCL	612,000	241,754
	Berli Jucker PCL	179,100	204,193
	BTS Group Holdings PCL	731,400	212,579
	Cal-Comp Electronics Thailand PCL, Class F	572,866	60,345
*	CH Karnchang PCL	209,200	112,872
	CIMB Thai Bank PCL	129,100	3,690
	Country Group Development PCL	1,002,600	25,437
	Dhipaya Insurance PCL	85,600	79,724
	Eastern Power Group PCL	112,400	21,298
	Eastern Water Resources Development and Management PCL, Class F	91,200	30,168
	Frasers Property Thailand PCL	22,285	9,304
	GFPT PCL	94,100	34,754
	Global Green Chemicals PCL, Class F	42,800	15,532
	Gunkul Engineering PCL	153,300	20,678
	Hana Microelectronics PCL	79,900	142,415
*	ICC International PCL	9,300	9,670
	IRPC PCL	1,916,000	254,749

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Italian-Thai Development PCL	664,700	$39,065
*	Kaset Thai International Sugar Corp. PCL, Class F	141,500	20,722
	KGI Securities Thailand PCL	205,600	34,005
*	Khon Kaen Sugar Industry PCL	125,300	16,418
	Kiatnakin Phatra Bank PCL	47,300	88,486
	Lalin Property PCL	79,100	26,166
	Land & Houses PCL	1,279,300	355,390
	LH Financial Group PCL	591,900	22,811
*	Loxley PCL	304,700	21,528
	LPN Development PCL	181,500	29,436
	MBK PCL	143,416	63,561
	MCS Steel PCL	107,500	49,370
*	Minor International PCL	174,200	167,836
	Noble Development PCL	116,100	33,558
*	Nusasiri PCL	1,661,900	24,018
	Origin Property PCL, Class F	71,000	20,978
*	Platinum Group PCL (The), Class F	104,400	10,126
	Polyplex Thailand PCL	55,700	50,535
	Power Solution Technologies PCL, Class F	87,880	5,362
	Praram 9 Hospital PCL	73,500	24,549
*	Precious Shipping PCL	69,400	40,787
	Property Perfect PCL	864,710	14,718
	Pruksa Holding PCL	134,700	55,372
	Quality Houses PCL	1,784,300	136,383
	Regional Container Lines PCL	49,700	59,456
	Rojana Industrial Park PCL	217,500	51,690
	Saha Pathana Inter-Holding PCL	13,500	26,339
	Saha Pathanapibul PCL	16,100	31,799
	Saha-Union PCL	21,500	24,857
*	Samart Corp. PCL	89,100	30,046
	Sansiri PCL	1,986,600	66,353
	SC Asset Corp. PCL	297,500	29,810
	Siam City Cement PCL	12,989	75,713
	Siam Future Development PCL	205,140	41,506
	Siamgas & Petrochemicals PCL	137,400	50,305
	Singha Estate PCL	555,700	37,478
	Sino-Thai Engineering & Construction PCL	207,400	96,581
	Somboon Advance Technology PCL	53,100	33,084
	SPCG PCL	74,000	45,392
	Sri Trang Agro-Industry PCL	143,900	218,363
	Star Petroleum Refining PCL	215,300	64,996
*	STP & I PCL	174,900	22,580
	Supalai PCL	300,700	197,972
*	Super Energy Corp. PCL	2,236,200	68,226
	Thai Oil PCL	183,100	348,412
	Thai Rayon PCL	1,800	1,749
	Thai Rayon PCL	1,300	1,263
	Thai Reinsurance PCL	381,800	18,883
	Thai Stanley Electric PCL	4,800	28,210
	Thai Union Group PCL, Class F	623,500	302,364
	Thaicom PCL	118,200	40,238
	Thanachart Capital PCL	55,100	62,820
	Thitikorn PCL	28,100	9,656
	Thoresen Thai Agencies PCL	239,200	112,158
	TIPCO Foods PCL	88,100	27,304
	Tisco Financial Group PCL	33,500	99,518
	TKS Technologies PCL	47,500	15,713
	TMB Bank PCL	3,975,313	149,373
	TMT Steel PCL	57,900	23,058

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TPI Polene PCL	1,283,800	$89,881
	TPI Polene Power PCL	430,300	60,252
	True Corp. PCL	2,354,500	248,021
*	U City PCL, Class F	1,041,600	28,434
*	Unique Engineering & Construction PCL	70,300	14,901
	Univanich Palm Oil PCL	72,000	14,221
	Univentures PCL	246,400	31,337
*	Vanachai Group PCL	154,600	40,217
	Vinythai PCL	48,600	60,482
	WHA Corp. PCL	1,213,300	131,705
	Workpoint Entertainment PCL	22,300	13,249

TOTAL THAILAND			7,030,405

TURKEY — (0.9%)
	Aksa Akrilik Kimya Sanayii A.S.	22,276	44,153
*	Aksa Enerji Uretim A.S.	34,262	47,598
	Aksigorta A.S.	10,457	9,585
	Alarko Holding A.S.	45,997	53,501
*	Albaraka Turk Katilim Bankasi A.S.	217,318	42,041
	Anadolu Anonim Turk Sigorta Sirketi	23,246	18,168
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	37,190	104,747
	Arcelik A.S.	10,445	43,367
	Aygaz A.S.	11,967	19,898
*	Bera Holding A.S.	69,189	273,632
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	8,144	24,330
*	Cimsa Cimento Sanayi VE Ticaret A.S.	9,985	26,558
	Coca-Cola Icecek A.S.	14,655	139,282
	Dogan Sirketler Grubu Holding A.S.	222,832	79,305
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	22,452	17,334
#*	Global Yatirim Holding A.S.	33,214	14,223
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	35,285	31,426
	GSD Holding A.S.	115,760	24,296
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	18,922	28,697
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	74,160	56,047
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	144,418	125,015
*	Kordsa Teknik Tekstil A.S.	8,668	23,362
*	Koza Altin Isletmeleri A.S.	2,400	32,595
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	15,219	25,263
*	NET Holding A.S.	83,578	58,053
	Nuh Cimento Sanayi A.S.	3,813	26,114
*	Pegasus Hava Tasimaciligi A.S.	3,703	33,034
*	Petkim Petrokimya Holding A.S.	129,428	104,801
*	Sekerbank Turk A.S.	259,133	34,278
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	26,314	31,935
*	TAV Havalimanlari Holding A.S.	35,534	92,521
	Tekfen Holding A.S.	23,551	45,569
*	Turk Hava Yollari AO	56,441	83,325
#*	Turkiye Halk Bankasi A.S.	131,320	68,148
#	Turkiye Sinai Kalkinma Bankasi A.S.	279,313	42,676
	Turkiye Sise ve Cam Fabrikalari A.S.	248,057	225,005
*	Turkiye Vakiflar Bankasi TAO, Class D	50,594	20,941
*	Ulker Biskuvi Sanayi A.S.	8,760	23,339
*	Vestel Elektronik Sanayi ve Ticaret A.S.	15,167	52,813
	Yapi ve Kredi Bankasi A.S.	305,862	77,479
*	Zorlu Enerji Elektrik Uretim A.S.	93,384	22,573

TOTAL TURKEY			2,347,027

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (0.6%)
*	Ajman Bank PJSC	119,010	$22,912
	Aldar Properties PJSC	432,812	412,470
	Amanat Holdings PJSC	74,365	18,299
*	Bank of Sharjah	60,711	9,793
*	DAMAC Properties Dubai Co. PJSC	192,582	62,737
	Dana Gas PJSC	246,631	55,216
*	Deyaar Development PJSC	187,398	13,593
	Dubai Financial Market PJSC	268,997	77,621
	Dubai Investments PJSC	272,283	113,834
*	Emaar Development PJSC	102,229	75,926
	Emaar Properties PJSC	439,876	444,093
*	Eshraq Investments PJSC	192,639	16,318
*	Manazel Real Estate PJSC	121,221	11,299
	National Bank of Ras Al-Khaimah PSC (The)	45,427	48,198
*	RAK Properties PJSC	104,915	15,315
	Ras Al Khaimah Ceramics	55,920	28,879

TOTAL UNITED ARAB EMIRATES			1,426,503

TOTAL COMMON STOCKS			247,808,239

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
	Banco ABC Brasil SA	15,036	40,967
	Banco do Estado do Rio Grande do Sul SA, Class B	31,600	71,262
	Banco Pan SA	5,500	18,620
*	Braskem SA, Class A	7,000	67,654
	Cia Ferro Ligas da Bahia - FERBASA	9,800	81,185
*	Eucatex SA Industria e Comercio	6,900	15,433
	Gerdau SA	158,000	966,258
	Marcopolo SA	102,594	49,294
	Randon SA Implementos e Participacoes	40,000	102,429
	Unipar Carbocloro SA	11,493	164,248
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	81,000	334,763

TOTAL BRAZIL			1,912,113

COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	1,964	8,864

PHILIPPINES — (0.0%)
	Cebu Air, Inc.	21,128	19,746

TOTAL PREFERRED STOCKS			1,940,723

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)

*	Scientex BHD Warrants 01/14/26	4,820	1,577

SOUTH KOREA — (0.0%)
*	Korea Line Corp. Rights 06/09/21	5,497	5,164

TAIWAN — (0.0%)
*	Supreme Electronics Co., Ltd. Rights 05/07/21	6,658	2,383
*	Supreme Electronics Co., Ltd. Rights Exp 10/28/20	6,242	0

TOTAL TAIWAN			2,383

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/21/21	12,350	4,561

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
THAILAND — (Continued)
* MBK P.L.C. Warrants 3/24/22	5,736	$1,990
* U City PCL Rights Exp 03/31/21	3,124,800	15,053

TOTAL THAILAND		21,604

TOTAL RIGHTS/WARRANTS		30,728

TOTAL INVESTMENT SECURITIES (Cost $187,592,076)		249,779,690

		Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	432,695	5,006,281

TOTAL INVESTMENTS — (100.0%) (Cost $192,598,241)		$254,785,971

As of April 30, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	4	06/18/21	$267,789	$267,320	$(469)
S&P 500® Emini Index.	7	06/18/21	1,418,178	1,461,040	42,862

Total Futures Contracts			$1,685,967	$1,728,360	$42,393

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$111,390	—	$111,390
Brazil	$6,975,273	—	—	6,975,273
Chile	1,090,059	—	—	1,090,059
China	3,469,178	60,235,410	—	63,704,588
Colombia	322,147	—	—	322,147
Greece	—	679,594	—	679,594
Hong Kong	144,370	74,950	—	219,320
India	138,379	34,663,898	—	34,802,277
Indonesia	—	4,240,730	—	4,240,730
Malaysia	—	5,363,026	—	5,363,026
Mexico	5,413,807	—	—	5,413,807
Philippines	—	1,537,110	—	1,537,110
Poland	—	2,259,445	—	2,259,445
Qatar	—	1,828,624	—	1,828,624
Russia	1,031,003	201,507	—	1,232,510
Saudi Arabia	14,774	7,038,548	—	7,053,322
South Africa	264,327	9,812,827	—	10,077,154
South Korea	18,853	42,807,959	—	42,826,812
Taiwan	—	47,267,116	—	47,267,116
Thailand	7,030,405	—	—	7,030,405
Turkey	24,330	2,322,697	—	2,347,027
United Arab Emirates	—	1,426,503	—	1,426,503

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$1,912,113	—	—	$1,912,113
Colombia	8,864	—	—	8,864
Philippines	19,746	—	—	19,746
Rights/Warrants
Malaysia	—	$1,577	—	1,577
South Korea	—	5,164	—	5,164
Taiwan.	—	2,383	—	2,383
Thailand	—	21,604	—	21,604
Securities Lending Collateral	—	5,006,281	—	5,006,281
Futures Contracts**	42,393	—	—	42,393

TOTAL	$27,920,021	$226,908,343	—	$254,828,364

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (11.0%)
	Activision Blizzard, Inc.	116,588	$10,631,660
	AT&T, Inc.	22,876,258	718,543,264
# *	Charter Communications, Inc., Class A	833,857	561,560,997
	Comcast Corp., Class A	14,400,427	808,583,976
# *	Discovery, Inc., Class A	1,025,284	38,612,195
*	Discovery, Inc., Class C	1,512,068	48,854,917
# *	DISH Network Corp., Class A	631,400	28,280,406
	Fox Corp., Class A	886,281	33,164,635
	Fox Corp., Class B	336,057	12,225,754
	Interpublic Group of Cos., Inc. (The)	603,319	19,155,378
*	Liberty Broadband Corp., Class A	27,366	4,314,797
*	Liberty Broadband Corp., Class C	238,384	38,789,844
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,627,019
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,687,700
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,100,524
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	16,215,679
#	Lumen Technologies, Inc.	6,413,688	82,287,617
*	Madison Square Garden Entertainment Corp.	8,266	748,982
	News Corp., Class A	527,829	13,826,481
	News Corp., Class B	64,856	1,576,649
*	T-Mobile US, Inc.	1,353,820	178,880,237
	Verizon Communications, Inc.	1,806,925	104,422,196
#	ViacomCBS, Inc., Class A	2,909	131,487
	ViacomCBS, Inc., Class B	1,651,720	67,753,554
*	Walt Disney Co. (The)	2,214,740	411,985,935
# *	Zillow Group, Inc., Class C	6,600	858,792

TOTAL COMMUNICATION SERVICES			3,213,820,675

CONSUMER DISCRETIONARY — (7.8%)
	Advance Auto Parts, Inc.	260,851	52,211,936
*	Aptiv P.L.C.	90,322	12,996,433
	Aramark	1,077,929	41,899,100
*	Autoliv, Inc.	417,162	41,991,527
	BorgWarner, Inc.	1,104,771	53,669,775
*	Capri Holdings, Ltd.	24,034	1,323,793
*	CarMax, Inc.	284,293	37,879,199
*	Carnival Corp.	1,366,366	38,203,593
*	Dollar Tree, Inc.	471,730	54,201,777
	DR Horton, Inc.	3,010,530	295,904,994
*	Ford Motor Co.	13,739,128	158,549,537
	Gap, Inc. (The)	942,706	31,203,569
	Garmin, Ltd.	538,112	73,850,491
	General Motors Co.	5,294,855	302,971,603
	Gentex Corp.	1,383,656	48,677,018
	Genuine Parts Co.	729	91,103
	Harley-Davidson, Inc.	351,262	16,990,543
	Hasbro, Inc.	7,221	718,128
*	Hyatt Hotels Corp., Class A	139,548	11,488,987
	Kohl’s Corp.	522,185	30,631,372
	Lear Corp.	354,145	65,106,017
	Lennar Corp., Class A	976,815	101,198,034
	Lennar Corp., Class B	37,985	3,060,451
	Lithia Motors, Inc., Class A	93,900	36,093,282

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	1,704,698	$79,626,444
	MGM Resorts International	2,308,538	94,003,667
*	Mohawk Industries, Inc.	566,421	116,399,515
	Newell Brands, Inc.	403,654	10,882,512
*	Norwegian Cruise Line Holdings, Ltd.	89,903	2,791,488
	PulteGroup, Inc.	2,382,974	140,881,423
	PVH Corp.	289,789	32,798,319
	Qurate Retail, Inc., Class A	63,525	755,948
	Ralph Lauren Corp.	234,179	31,213,719
	Royal Caribbean Cruises, Ltd.	813,483	70,732,347
*	Skechers U.S.A., Inc., Class A	31,900	1,546,831
	Tapestry, Inc.	357,469	17,104,892
	Target Corp.	214,288	44,413,331
	Toll Brothers, Inc.	212,428	13,319,236
# *	Veoneer, Inc.	289,615	6,632,183
	Whirlpool Corp.	492,212	116,383,527

TOTAL CONSUMER DISCRETIONARY			2,290,397,644

CONSUMER STAPLES — (5.3%)
	Archer-Daniels-Midland Co.	1,091,117	68,882,216
	Bunge, Ltd.	586,403	49,504,141
	Conagra Brands, Inc.	578,611	21,460,682
	Constellation Brands, Inc., Class A	395,649	95,082,368
*	Coty, Inc., Class A	164,915	1,650,799
*	Darling Ingredients, Inc.	305,400	21,210,030
	Ingredion, Inc.	164,479	15,363,983
	JM Smucker Co. (The)	861,442	112,840,288
	Keurig Dr Pepper, Inc.	46,618	1,671,255
	Kraft Heinz Co. (The)	1,150,537	47,505,673
	Kroger Co. (The)	2,814,340	102,835,984
	Molson Coors Beverage Co., Class B	590,791	32,463,965
	Mondelez International, Inc., Class A	3,319,883	201,882,085
*	Pilgrim’s Pride Corp.	6,211	148,816
*	Post Holdings, Inc.	410,543	46,711,583
	Seaboard Corp.	13	46,514
	Tyson Foods, Inc., Class A	1,702,938	131,892,548
*	US Foods Holding Corp.	1,048,790	43,482,833
	Walgreens Boots Alliance, Inc.	3,491,883	185,418,987
	Walmart, Inc.	2,527,593	353,635,537

TOTAL CONSUMER STAPLES			1,533,690,287

ENERGY — (6.9%)
	Baker Hughes Co.	835,609	16,779,029
#	Cabot Oil & Gas Corp.	90,400	1,506,968
	Chevron Corp.	2,770,962	285,603,053
	Cimarex Energy Co.	11,916	788,839
	ConocoPhillips	5,763,685	294,754,851
*	Continental Resources, Inc.	7,637	208,032
	Devon Energy Corp.	222,700	5,206,726
	Diamondback Energy, Inc.	4,467	365,088
	EOG Resources, Inc.	1,019,059	75,043,505
	Exxon Mobil Corp.	7,551,546	432,250,493
	Halliburton Co.	944,695	18,478,234
	Hess Corp.	1,032,119	76,903,187
	HollyFrontier Corp.	676,892	23,691,220
	Kinder Morgan, Inc.	4,348,380	74,139,879
	Marathon Oil Corp.	53,438	601,712
	Marathon Petroleum Corp.	2,574,548	143,273,596

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	NOV, Inc.	87,559	$1,309,007
	Occidental Petroleum Corp.	3,383,710	85,810,885
	ONEOK, Inc.	431,955	22,608,525
	Phillips 66	938,504	75,934,359
	Pioneer Natural Resources Co.	483,420	74,364,499
	Schlumberger, N.V	3,548,614	95,990,009
	Targa Resources Corp.	435,529	15,108,501
	Valero Energy Corp.	2,205,565	163,123,587
	Williams Cos., Inc. (The)	1,652,331	40,250,783

TOTAL ENERGY			2,024,094,567

FINANCIALS — (21.9%)
	Aflac, Inc.	1,550,399	83,302,938
*	Alleghany Corp.	33,373	22,659,266
	Allstate Corp. (The)	789,514	100,110,375
	Ally Financial, Inc.	3,002,913	154,499,874
	American Financial Group, Inc.	352,608	43,321,419
	American International Group, Inc.	1,394,612	67,568,951
*	Arch Capital Group, Ltd.	522,976	20,767,377
	Assurant, Inc.	225,564	35,097,758
*	Athene Holding, Ltd., Class A	122,622	7,316,855
	Axis Capital Holdings, Ltd.	76,336	4,259,549
	Bank of America Corp.	8,991,364	364,419,983
	Bank of New York Mellon Corp. (The)	3,558,490	177,497,481
*	Berkshire Hathaway, Inc., Class B	2,010,121	552,682,769
	BOK Financial Corp.	6,114	537,665
	Capital One Financial Corp.	1,585,334	236,341,593
	Charles Schwab Corp. (The)	3,700	260,480
	Chubb, Ltd.	588,566	100,992,040
	Citigroup, Inc.	5,316,841	378,771,753
	Citizens Financial Group, Inc.	912,076	42,210,877
	CNA Financial Corp.	188,355	8,839,500
	Comerica, Inc.	155,103	11,657,541
	East West Bancorp, Inc.	105,524	8,035,653
#	Equitable Holdings, Inc.	1,600	54,768
	Everest Re Group, Ltd.	117,028	32,410,905
	Fifth Third Bancorp.	4,644,985	188,307,692
	First Horizon Corp.	75,600	1,382,724
	Franklin Resources, Inc.	51,772	1,553,160
	Goldman Sachs Group, Inc. (The)	1,096,257	381,990,752
	Hartford Financial Services Group, Inc. (The)	2,301,121	151,781,941
	Huntington Bancshares, Inc.	6,599,570	101,105,412
	Invesco, Ltd.	87,616	2,365,632
	Jefferies Financial Group, Inc.	303,442	9,864,899
	JPMorgan Chase & Co.	6,549,745	1,007,416,278
	KeyCorp.	3,705,439	80,630,353
	Lincoln National Corp.	716,472	45,947,349
	Loews Corp.	1,034,793	57,689,710
	M&T Bank Corp.	159,324	25,123,802
*	Markel Corp.	299	351,750
	MetLife, Inc.	1,658,135	105,507,130
	Morgan Stanley	4,295,101	354,560,588
	New York Community Bancorp, Inc.	229,883	2,749,401
	Northern Trust Corp.	7,507	854,297
	Old Republic International Corp.	789,063	19,426,731
	People’s United Financial, Inc.	396,896	7,195,724
	PNC Financial Services Group, Inc. (The)	1,142,434	213,578,036
	Principal Financial Group, Inc.	1,679,227	107,252,228
	Prosperity Bancshares, Inc.	47,592	3,491,349

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Prudential Financial, Inc.	748,601	$75,129,596
	Raymond James Financial, Inc.	1,486	194,339
	Regions Financial Corp.	5,577,353	121,586,295
	Reinsurance Group of America, Inc.	177,254	23,136,965
	RenaissanceRe Holdings, Ltd.	112,797	19,041,262
	Santander Consumer USA Holdings, Inc.	811,033	27,526,460
	Signature Bank	400	100,604
	State Street Corp.	411,456	34,541,731
	Synchrony Financial	1,171,756	51,252,607
	Synovus Financial Corp.	149,872	7,023,002
	TCF Financial Corp.	136,600	6,218,032
	Travelers Cos., Inc. (The)	1,133,690	175,336,495
	Truist Financial Corp.	2,893,413	171,608,325
	U.S. Bancorp	662,724	39,332,669
	Unum Group	561,933	15,880,227
#	Voya Financial, Inc.	184,436	12,508,450
	Wells Fargo & Co.	5,521,821	248,758,036
	WR Berkley Corp.	260,023	20,729,034
	Zions Bancorp NA	744,970	41,569,326

TOTAL FINANCIALS			6,415,217,763

HEALTH CARE — (14.9%)
	Abbott Laboratories	290,207	34,848,057
	AbbVie, Inc.	106,116	11,831,934
*	Alexion Pharmaceuticals, Inc.	240,764	40,612,072
	Anthem, Inc.	953,275	361,663,002
	Becton Dickinson and Co.	110,653	27,531,573
*	Biogen, Inc.	218,663	58,455,180
*	Bio-Rad Laboratories, Inc., Class A	28,609	18,027,389
*	Boston Scientific Corp.	2,600	113,360
	Bristol-Myers Squibb Co.	2,130,005	132,954,912
	Cardinal Health, Inc.	69,624	4,201,112
*	Centene Corp.	1,663,793	102,722,580
*	Change Healthcare, Inc.	290,410	6,664,910
	Cigna Corp.	1,367,085	340,417,836
	Cooper Cos., Inc. (The)	4,457	1,831,337
	CVS Health Corp.	4,946,131	377,884,408
	Danaher Corp.	966,870	245,526,968
*	DaVita, Inc.	715,517	83,379,196
	Dentsply Sirona, Inc.	248,765	16,794,125
*	Elanco Animal Health, Inc.	77,428	2,455,242
*	Envista Holdings Corp.	589,075	25,495,166
	Gilead Sciences, Inc.	297,286	18,868,742
*	Henry Schein, Inc.	212,626	15,415,385
	Humana, Inc.	517,327	230,334,673
*	IQVIA Holdings, Inc.	227,261	53,335,884
*	Jazz Pharmaceuticals P.L.C.	216,185	35,540,814
*	Laboratory Corp. of America Holdings	758,731	201,723,811
	McKesson Corp.	370,753	69,538,433
	Medtronic P.L.C.	2,765,500	362,059,260
	PerkinElmer, Inc.	110,802	14,363,263
	Perrigo Co. P.L.C.	386,545	16,091,868
	Pfizer, Inc.	17,926,314	692,852,036
#	Quest Diagnostics, Inc.	971,775	128,157,687
	STERIS P.L.C.	209,232	44,152,137
*	Syneos Health, Inc.	13,705	1,162,869
	Thermo Fisher Scientific, Inc.	758,947	356,879,648
*	United Therapeutics Corp.	7,227	1,456,674
	UnitedHealth Group, Inc.	5,974	2,382,431

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	541,236	$80,324,835
*	Viatris, Inc.	5,624,524	74,806,169
	Zimmer Biomet Holdings, Inc.	321,959	57,038,256

TOTAL HEALTH CARE			4,349,895,234

INDUSTRIALS — (13.4%)
*	AECOM	545,241	36,220,360
	AGCO Corp.	355,590	51,887,693
*	Alaska Air Group, Inc.	384,393	26,576,932
	AMERCO	84,561	50,451,629
	AMETEK, Inc.	142,769	19,263,821
	Arcosa, Inc.	75,409	4,546,409
*	Builders FirstSource, Inc.	591,900	28,807,773
*	CACI International, Inc., Class A	4,400	1,121,384
	Carlisle Cos., Inc.	360,180	69,028,497
	Carrier Global Corp.	2,458,912	107,159,385
	Cummins, Inc.	439,806	110,848,704
	Deere & Co.	1,688	625,995
*	Delta Air Lines, Inc.	944,502	44,316,034
	Dover Corp.	414,398	61,824,038
	Eaton Corp. P.L.C	1,431,708	204,634,024
	Emerson Electric Co.	244,394	22,115,213
	FedEx Corp.	1,020,334	296,213,163
*	Fluor Corp.	363	8,342
	Fortive Corp.	177,219	12,550,650
	Fortune Brands Home & Security, Inc.	521,389	54,735,417
	General Dynamics Corp.	302,666	57,576,153
	General Electric Co.	4,585,211	60,157,968
*	Howmet Aerospace, Inc.	2,032,403	64,955,600
	Hubbell, Inc.	28,196	5,413,914
*	Ingersoll Rand, Inc.	794,995	39,280,703
	Jacobs Engineering Group, Inc.	415,308	55,489,302
*	JetBlue Airways Corp.	1,277,141	26,002,591
	Johnson Controls International P.L.C.	1,549,925	96,622,324
	Kansas City Southern	679,296	198,497,084
	L3Harris Technologies, Inc.	66,066	13,822,989
	Leidos Holdings, Inc.	736,625	74,605,380
	ManpowerGroup, Inc.	187,231	22,634,356
*	Middleby Corp. (The)	58,200	10,552,824
	Nielsen Holdings P.L.C.	1,069,797	27,440,293
	Norfolk Southern Corp.	884,445	246,972,422
	nVent Electric P.L.C.	13,164	400,844
	Oshkosh Corp.	237,884	29,599,906
	Otis Worldwide Corp.	1,228,006	95,624,827
	Owens Corning.	522,134	50,547,792
	PACCAR, Inc.	788,695	70,887,907
	Parker-Hannifin Corp.	122,428	38,419,131
	Pentair P.L.C.	1,022,156	65,939,283
	Quanta Services, Inc.	679,176	65,635,569
	Raytheon Technologies Corp.	2,172,797	180,863,622
	Republic Services, Inc.	1,835,706	195,135,548
	Roper Technologies, Inc.	163	72,770
*	Sensata Technologies Holding P.L.C.	672,107	38,807,458
	Snap-on, Inc.	314,577	74,743,495
	Southwest Airlines Co.	1,535,086	96,372,699
	Stanley Black & Decker, Inc.	768,993	159,004,683
	Textron, Inc.	1,878,662	120,685,247
	Trane Technologies P.L.C.	798,391	138,784,307
*	United Airlines Holdings, Inc.	1,407,430	76,564,192

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	United Rentals, Inc.	234,610	$75,063,469
	Westinghouse Air Brake Technologies Corp.	307,085	25,202,466
# *	XPO Logistics, Inc.	844,422	117,475,989

TOTAL INDUSTRIALS			3,918,790,570

INFORMATION TECHNOLOGY — (10.0%)
*	Akamai Technologies, Inc.	37,876	4,117,121
	Amdocs, Ltd.	720,716	55,307,746
	Analog Devices, Inc.	608,583	93,210,572
*	Arrow Electronics, Inc.	474,688	54,147,660
	Avnet, Inc.	5,178	227,418
# *	Cerence, Inc.	658	63,438
*	Ciena Corp.	76,500	3,860,955
	Cognizant Technology Solutions Corp., Class A	561,560	45,149,424
*	Concentrix Corp.	94,091	14,619,860
	Corning, Inc.	3,975,481	175,756,015
	Dolby Laboratories, Inc., Class A	16,857	1,710,480
	DXC Technology Co.	784,579	25,820,495
	Fidelity National Information Services, Inc.	922,688	141,078,995
*	Fiserv, Inc.	463,343	55,656,761
*	Flex, Ltd.	1,342,960	23,367,504
	Global Payments, Inc.	243,933	52,355,340
	Hewlett Packard Enterprise Co.	8,061,105	129,138,902
	HP, Inc.	9,358,742	319,226,690
	Intel Corp.	12,816,923	737,357,580
*	IPG Photonics Corp.	2,234	485,024
	Jabil, Inc.	219,735	11,518,509
	Juniper Networks, Inc.	1,222,205	31,031,785
	Lam Research Corp.	67,954	42,162,059
	Marvell Technology, Inc.	1,148,850	51,939,508
	Microchip Technology, Inc.	19,982	3,003,095
*	Micron Technology, Inc.	4,258,919	366,565,158
	MKS Instruments, Inc.	1,502	269,023
*	Nuance Communications, Inc.	4,368	232,247
*	ON Semiconductor Corp.	2,363,988	92,195,532
*	Qorvo, Inc.	508,098	95,608,801
	Skyworks Solutions, Inc.	274,655	49,803,191
	SS&C Technologies Holdings, Inc.	270,764	20,096,104
	SYNNEX Corp.	94,091	11,403,829
	TE Connectivity, Ltd.	987,862	132,837,803
*	Vontier Corp.	35,927	1,125,952
	Western Digital Corp.	1,124,286	79,408,320
	Xerox Holdings Corp.	88,742	2,142,232

TOTAL INFORMATION TECHNOLOGY			2,924,001,128

MATERIALS — (7.4%)
	Air Products & Chemicals, Inc.	379,320	109,426,234
	Albemarle Corp.	564,827	94,986,957
	Amcor P.L.C.	583,530	6,856,477
*	Arconic Corp.	315,182	9,014,205
	Ball Corp.	644	60,304
	Celanese Corp.	49,153	7,699,817
	CF Industries Holdings, Inc.	1,280,508	62,271,104
	Corteva, Inc.	1,062,526	51,808,768
	Dow, Inc.	2,327,452	145,465,750
	DuPont de Nemours, Inc.	494,328	38,117,632
	Eastman Chemical Co.	1,055,366	121,778,683
	Freeport-McMoRan, Inc.	5,292,912	199,595,711

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	MATERIALS — (Continued)
	Huntsman Corp.	314,029	$9,003,211
	International Flavors & Fragrances, Inc.	428,786	60,960,506
	International Paper Co.	2,105,441	122,115,578
	Linde P.L.C.	730,934	208,930,175
	LyondellBasell Industries NV, Class A	737,510	76,509,287
	Martin Marietta Materials, Inc.	262,250	92,605,720
	Mosaic Co. (The)	646,659	22,749,464
	Newmont Corp.	1,816,840	113,388,984
	Nucor Corp.	2,076,465	170,810,011
	Packaging Corp. of America	112,341	16,587,149
	PPG Industries, Inc.	419	71,750
	Reliance Steel & Aluminum Co.	457,764	73,384,147
	Royal Gold, Inc.	120,793	13,511,905
	Sonoco Products Co.	171,182	11,205,574
	Steel Dynamics, Inc.	1,692,329	91,758,078
	Valvoline, Inc.	1,033,732	32,459,185
	Vulcan Materials Co.	530,519	94,559,707
	Westlake Chemical Corp.	372,164	34,942,478
	WestRock Co.	1,127,130	62,837,497

	TOTAL MATERIALS		2,155,472,048

	REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	763,072	65,013,735
*	Howard Hughes Corp. (The)	4,513	487,133
*	Jones Lang LaSalle, Inc.	218,089	40,981,104

	TOTAL REAL ESTATE		106,481,972

	UTILITIES — (0.2%)
	MDU Resources Group, Inc.	247,341	8,276,030
	NRG Energy, Inc.	1,169,432	41,889,054
	Vistra Corp.	1,084,247	18,291,247

	TOTAL UTILITIES		68,456,331

	TOTAL COMMON STOCKS		29,000,318,219

	PREFERRED STOCKS — (0.0%)
	CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	1,905	199,263

	TOTAL INVESTMENT SECURITIES (Cost $16,169,332,178)		29,000,517,482

	TEMPORARY CASH INVESTMENTS — (0.7%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	222,859,229	222,859,229

	SECURITIES LENDING COLLATERAL — (0.1%)
@ §	The DFA Short Term Investment Fund	2,132,008	24,667,334

	TOTAL INVESTMENTS — (100.0%) (Cost $16,416,853,659)		$29,248,044,045

P.L.C. Public Limited Company

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of April 30, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	979	06/18/21	$195,130,882	$204,336,880	$9,205,998

Total Futures Contracts			$195,130,882	$204,336,880	$9,205,998

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,213,820,675	—	—	$3,213,820,675
Consumer Discretionary	2,290,397,644	—	—	2,290,397,644
Consumer Staples	1,533,690,287	—	—	1,533,690,287
Energy	2,024,094,567	—	—	2,024,094,567
Financials	6,415,217,763	—	—	6,415,217,763
Health Care	4,349,895,234	—	—	4,349,895,234
Industrials	3,918,790,570	—	—	3,918,790,570
Information Technology	2,924,001,128	—	—	2,924,001,128
Materials	2,155,472,048	—	—	2,155,472,048
Real Estate	106,481,972	—	—	106,481,972
Utilities	68,456,331	—	—	68,456,331
Preferred Stocks
Consumer Discretionary	199,263	—	—	199,263
Temporary Cash Investments	222,859,229	—	—	222,859,229
Securities Lending Collateral	—	$24,667,334	—	24,667,334
Futures Contracts**	9,205,998	—	—	9,205,998

TOTAL	$29,232,582,709	$24,667,334	—	$29,257,250,043

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.8%)
#	Aeria, Inc.	15,800	$88,507
	Akatsuki, Inc.	30,200	1,106,969
*	AlphaPolis Co., Ltd.	10,700	300,259
	Amuse, Inc.	12,600	258,502
#	AOI TYO Holdings, Inc.	139,131	778,623
	ARTERIA Networks Corp.	14,500	205,723
	Asahi Broadcasting Group Holdings Corp.	54,000	343,157
#	Asahi Net, Inc.	102,300	673,407
	Ateam, Inc.	77,600	1,247,217
*	Atrae, Inc.	66,000	1,014,977
	Avex, Inc.	239,800	3,280,826
*	Broadmedia Corp.	55,200	43,542
	Broccoli Co., Ltd.	2,900	43,468
	Carta Holdings, Inc.	8,700	121,700
#	Ceres, Inc.	24,900	833,069
	Daiichikosho Co., Ltd.	65,400	2,439,312
*	DeNA Co., Ltd.	115,900	2,371,235
	Digital Holdings, Inc.	4,900	84,105
	Dip Corp.	177,300	4,894,762
# *	Drecom Co., Ltd.	22,600	151,174
*	eBook Initiative Japan Co., Ltd.	14,200	326,545
	Extreme Co., Ltd.	17,300	206,804
#	Faith, Inc.	56,010	453,867
	FAN Communications, Inc.	300,200	1,070,282
	Fibergate, Inc.	19,700	272,214
# *	Freebit Co., Ltd.	55,300	455,576
# *	GA Technologies Co., Ltd.	2,400	45,148
	Gakken Holdings Co., Ltd.	121,800	1,541,537
	Gree, Inc.	730,600	3,822,172
#	Gumi, Inc.	32,700	384,404
	GungHo Online Entertainment, Inc.	122,800	2,335,959
*	Imagica Group, Inc.	105,100	488,311
	Imagineer Co., Ltd.	1,600	17,174
	Intage Holdings, Inc.	224,700	2,744,999
	Internet Initiative Japan, Inc.	252,800	5,632,352
	IPS, Inc.	10,900	251,317
	ITmedia, Inc.	30,000	527,515
*	Itokuro, Inc.	52,400	506,856
#	J-Stream, Inc.	9,500	415,253
	Kadokawa Corp.	5,916	235,853
*	KLab, Inc.	141,900	998,363
	LIFULL Co., Ltd.	327,500	1,171,354
	Macromill, Inc.	239,900	1,859,578
	MarkLines Co., Ltd.	67,000	1,770,450
	Marvelous, Inc.	197,300	1,516,167
	Members Co., Ltd.	45,500	1,058,222
	Mixi, Inc.	229,900	5,888,162
*	Mobile Factory, Inc.	10,500	140,078
	MTI, Ltd.	131,000	904,462
*	Mynet, Inc.	3,500	26,097
	Okinawa Cellular Telephone Co.	80,100	3,625,482
#	Orchestra Holdings, Inc.	3,000	78,918
# *	PR Times, Inc.	11,900	348,548
	Proto Corp.	155,200	1,651,360

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Septeni Holdings Co., Ltd.	85,300	$393,229
*	Shobunsha Holdings, Inc.	217,400	922,267
	SKY Perfect JSAT Holdings, Inc.	878,700	3,696,706
#	SoldOut, Inc.	6,300	89,388
	Tohokushinsha Film Corp.	90,500	579,339
#	Tokyu Recreation Co., Ltd.	19,200	851,219
#	Tow Co., Ltd.	263,700	764,273
	TV Asahi Holdings Corp.	32,600	597,474
	Tv Tokyo Holdings Corp.	83,500	1,692,741
#	Usen-Next Holdings Co., Ltd.	52,500	977,406
	ValueCommerce Co., Ltd.	102,100	3,274,035
	V-Cube, Inc.	80,700	2,106,353
	Vector, Inc.	192,300	1,652,286
*	Vision, Inc.	121,300	1,119,240
	Wowow, Inc.	35,500	865,049
	Zenrin Co., Ltd.	231,150	2,438,769

TOTAL COMMUNICATION SERVICES			85,071,687

CONSUMER DISCRETIONARY — (14.6%)
	Adastria Co., Ltd.	165,140	2,804,176
	Adventure, Inc.	8,800	500,135
	Aeon Fantasy Co., Ltd.	48,932	897,543
	Ahresty Corp.	152,700	651,586
*	Aigan Co., Ltd.	60,800	125,026
	Ainavo Holdings Co., Ltd.	5,600	56,591
	Aisan Industry Co., Ltd.	215,700	1,525,677
*	Akebono Brake Industry Co., Ltd.	225,300	380,132
#	Alleanza Holdings Co., Ltd.	80,800	897,646
	Alpen Co., Ltd.	107,200	2,286,152
	Alpha Corp.	41,000	446,696
	Amiyaki Tei Co., Ltd.	28,200	724,824
	AOKI Holdings, Inc.	246,900	1,371,920
# *	Aoyama Trading Co., Ltd.	275,000	2,079,602
	Arata Corp.	87,100	3,542,376
	Arcland Sakamoto Co., Ltd.	59,000	805,182
	Arcland Service Holdings Co., Ltd.	77,100	1,541,281
	Asahi Co., Ltd.	102,000	1,367,272
	Asante, Inc.	43,400	717,858
*	Ashimori Industry Co., Ltd.	29,499	274,372
	ASKUL Corp.	64,400	2,355,816
	Asti Corp.	19,400	385,369
#	Atom Corp.	648,000	4,449,366
*	Atsugi Co., Ltd.	103,500	512,084
	Aucnet, Inc.	28,200	334,413
	Autobacs Seven Co., Ltd.	459,900	6,160,935
#	Avantia Co., Ltd.	74,800	620,653
	Baroque Japan, Ltd.	91,600	631,900
# *	Beaglee, Inc.	35,300	436,429
#	Beauty Garage, Inc.	18,600	620,464
	Beenos, Inc.	7,100	194,984
	Belluna Co., Ltd.	340,500	3,603,457
	Benesse Holdings, Inc.	106,900	2,360,548
	Bic Camera, Inc.	208,500	2,152,154
#	Bookoff Group Holdings, Ltd.	66,600	597,763
#	Can Do Co., Ltd.	60,900	1,201,325
	Central Automotive Products, Ltd.	81,900	2,172,615
#	Central Sports Co., Ltd.	45,100	976,631
	Chieru Co., Ltd.	1,900	26,781
	Chiyoda Co., Ltd.	113,500	909,888

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chofu Seisakusho Co., Ltd.	128,900	$2,398,169
#	Chuo Spring Co., Ltd.	76,000	668,535
	Cleanup Corp.	139,400	679,468
#	Colowide Co., Ltd.	77,200	1,299,065
	Corona Corp.	99,000	841,623
# *	Create Restaurants Holdings, Inc.	558,900	3,979,586
	Curves Holdings Co., Ltd.	253,600	1,911,136
	Daido Metal Co., Ltd.	256,600	1,307,343
*	Daidoh, Ltd.	97,800	160,986
	Daikoku Denki Co., Ltd.	56,400	472,567
	Daikyonishikawa Corp.	255,500	1,764,826
	Dainichi Co., Ltd.	65,200	479,874
*	Daisyo Corp.	4,400	40,282
	DCM Holdings Co., Ltd.	713,300	7,113,375
*	Descente, Ltd.	2,400	41,667
	Doshisha Co., Ltd.	158,100	2,660,727
	Doutor Nichires Holdings Co., Ltd.	179,486	2,679,730
#	Dynic Corp.	36,400	255,179
	Eagle Industry Co., Ltd.	165,900	1,761,453
	EAT& Holdings Co, Ltd.	33,000	548,050
#	EDION Corp.	514,500	5,472,221
	Edulab, Inc.	6,200	406,656
	Enigmo, Inc.	147,600	1,680,025
	ES-Con Japan, Ltd.	179,200	1,206,015
#	Eslead Corp.	45,200	653,931
	ESTELLE Holdings Co., Ltd.	12,600	72,110
	Exedy Corp.	178,100	2,557,093
	FCC Co., Ltd.	225,300	3,625,910
	Felissimo Corp.	17,800	202,724
	Fields Corp.	23,100	105,538
	Fine Sinter Co., Ltd.	10,300	161,441
#	First Juken Co., Ltd.	42,500	490,111
	First-corp, Inc.	45,300	311,755
	FJ Next Co., Ltd.	100,900	941,970
	Foster Electric Co., Ltd.	131,900	1,410,396
	F-Tech, Inc.	85,300	541,566
	Fuji Corp.	72,800	863,419
	Fuji Corp., Ltd.	168,200	1,055,893
	Fuji Kyuko Co., Ltd.	8,600	411,811
	Fujibo Holdings, Inc.	63,300	2,566,813
	Fujikura Composites, Inc.	127,100	550,454
#	Fujio Food Group, Inc.	28,900	377,172
	Fujishoji Co., Ltd.	51,200	416,081
	FuKoKu Co., Ltd.	66,400	480,037
*	Funai Electric Co., Ltd.	130,700	1,093,380
#	Furukawa Battery Co., Ltd. (The)	88,000	1,300,259
	Furyu Corp.	100,400	897,575
	Futaba Industrial Co., Ltd.	346,800	1,645,173
#	Gakkyusha Co., Ltd.	49,300	577,354
	Genki Sushi Co., Ltd.	29,900	657,236
	Geo Holdings Corp.	216,200	2,244,283
*	Gfoot Co., Ltd.	87,000	322,400
	GLOBERIDE, Inc.	53,899	2,125,118
# *	Gokurakuyu Holdings Co., Ltd.	47,400	133,249
	Golf Digest Online, Inc.	61,600	823,030
#	GSI Creos Corp.	63,184	677,119
	G-Tekt Corp.	147,400	1,879,733
	Gunze, Ltd.	103,400	3,664,303
	H2O Retailing Corp.	402,400	3,153,022

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Hagihara Industries, Inc.	79,000	$1,024,950
*	Hakuyosha Co., Ltd.	12,900	275,587
#	Hamee Corp.	36,100	522,279
#	Handsman Co., Ltd.	39,600	610,816
	Happinet Corp.	100,700	1,359,368
#	Harada Industry Co., Ltd.	23,300	188,801
	Hard Off Corp. Co., Ltd.	58,800	412,084
#	Haruyama Holdings, Inc.	54,800	330,919
	Heian Ceremony Service Co., Ltd.	8,300	66,613
	Heiwa Corp.	77,200	1,308,764
	Hiday Hidaka Corp.	6,497	99,595
#	HI-LEX Corp.	115,600	1,761,658
#	Himaraya Co., Ltd.	32,100	281,584
	Hinokiya Group Co., Ltd.	700	16,258
# *	Hiramatsu, Inc.	104,300	145,977
# *	HIS Co., Ltd.	105,900	2,178,539
	H-One Co., Ltd.	136,000	980,905
#	Honeys Holdings Co., Ltd.	114,040	1,109,358
	Hoosiers Holdings	266,100	1,603,581
# *	Hotland Co., Ltd.	41,100	492,740
#	House Do Co., Ltd.	28,700	272,128
	IBJ, Inc.	86,800	715,422
	Ichibanya Co., Ltd.	96,058	4,233,446
	Ichikoh Industries, Ltd.	162,000	1,038,625
	IDOM, Inc.	399,100	2,310,154
	IJTT Co., Ltd.	143,880	723,276
#	Imasen Electric Industrial	30,100	194,942
	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	17,600	168,050
	Janome Sewing Machine Co., Ltd.	104,900	735,846
	Japan Best Rescue System Co., Ltd.	114,400	734,701
	Japan Wool Textile Co., Ltd. (The)	350,400	3,131,190
#	JFLA Holdings, Inc.	106,300	352,187
	JINS Holdings, Inc.	82,900	5,816,192
# *	Joban Kosan Co., Ltd.	42,799	552,122
	Joshin Denki Co., Ltd.	109,800	2,774,324
	Joyful Honda Co., Ltd.	22,700	279,599
	JP-Holdings, Inc.	339,700	963,913
	JVCKenwood Corp.	747,400	1,624,485
# *	Kasai Kogyo Co., Ltd.	159,200	633,060
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	990,099
#	Keiyo Co., Ltd.	245,000	1,601,403
	KeyHolder, Inc.	2,100	19,479
	KFC Holdings Japan, Ltd.	69,400	1,836,242
	King Co., Ltd.	54,100	258,379
*	Kintetsu Department Store Co., Ltd.	53,900	1,513,647
	Ki-Star Real Estate Co., Ltd.	50,600	1,693,663
	Kohnan Shoji Co., Ltd.	152,700	4,130,330
	Kojima Co., Ltd.	189,400	1,539,172
	Komatsu Matere Co., Ltd.	209,500	1,728,100
	KOMEDA Holdings Co., Ltd.	306,800	5,715,549
	Komehyo Holdings Co., Ltd.	39,800	343,108
	Komeri Co., Ltd.	210,400	5,401,255
#	Konaka Co., Ltd.	163,506	492,959
	Koshidaka Holdings Co., Ltd.	188,000	950,192
*	Kourakuen Holdings Corp.	700	10,231
#	KU Holdings Co., Ltd.	115,500	1,026,861
#	Kura Sushi, Inc.	38,600	1,352,505
	Kurabo Industries, Ltd.	121,000	2,010,632

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Kushikatsu Tanaka Holdings Co.	8,000	$126,050
*	KYB Corp.	133,400	3,566,753
	LEC, Inc.	156,800	1,640,227
	LITALICO, Inc.	42,200	1,812,874
#	Locondo, Inc.	20,800	325,252
	Look Holdings, Inc.	24,200	265,994
*	Mamiya-Op Co., Ltd.	25,100	167,610
	Mars Group Holdings Corp.	83,200	1,200,186
	Maruzen CHI Holdings Co., Ltd.	106,300	377,685
	Matsuoka Corp.	2,500	41,676
	Matsuyafoods Holdings Co., Ltd.	56,700	1,786,521
	Media Do Co., Ltd.	32,700	1,713,419
#	Meiko Network Japan Co., Ltd.	134,900	730,979
	Meiwa Estate Co., Ltd.	78,000	456,480
	Mikuni Corp.	154,900	418,715
# *	Mitsuba Corp.	209,590	1,263,813
	Mizuno Corp.	119,700	2,361,624
	Monogatari Corp. (The)	62,600	4,237,187
	Morito Co., Ltd.	105,900	585,897
	MrMax Holdings, Ltd.	158,200	943,265
	Murakami Corp.	30,200	868,407
	Musashi Seimitsu Industry Co., Ltd.	306,100	5,353,715
	Nafco Co., Ltd.	50,300	1,014,183
	Nagase Brothers, Inc.	200	10,327
	Nagawa Co., Ltd.	44,300	3,348,078
	Nakayamafuku Co., Ltd.	74,400	326,894
	New Art Holdings Co., Ltd.	8,934	82,777
	Nextage Co., Ltd.	193,700	3,066,530
	NHK Spring Co., Ltd.	624,900	4,615,116
#	Nichirin Co., Ltd.	61,160	960,548
#	Nihon House Holdings Co., Ltd.	283,600	838,516
	Nihon Plast Co., Ltd.	107,800	553,993
	Nihon Tokushu Toryo Co., Ltd.	79,400	738,806
	Nikki Co., Ltd.	2,100	36,262
	Nippon Felt Co., Ltd.	84,000	334,605
	Nippon Piston Ring Co., Ltd.	46,000	459,076
	Nippon Seiki Co., Ltd.	326,900	3,584,966
	Nishikawa Rubber Co., Ltd.	32,400	408,784
	Nishimatsuya Chain Co., Ltd.	254,500	3,992,983
	Nissan Shatai Co., Ltd.	500,500	3,226,079
#	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	365,351
	Nittan Valve Co., Ltd.	93,500	187,986
	Nojima Corp.	199,700	4,982,036
	NOK Corp.	76,700	988,503
	Ohashi Technica, Inc.	66,800	875,271
	Ohsho Food Service Corp.	84,200	4,316,313
*	Oisix ra daichi, Inc.	74,800	2,028,243
#	Onward Holdings Co., Ltd.	625,700	1,721,257
#	Ozu Corp.	19,000	372,933
	Pacific Industrial Co., Ltd.	286,700	3,083,545
	PAL GROUP Holdings Co., Ltd.	135,300	1,912,598
	PAPYLESS Co., Ltd.	33,000	617,837
#	Paris Miki Holdings, Inc.	131,400	320,334
#	PC Depot Corp.	183,381	761,795
	People Co., Ltd.	14,600	133,598
	Piolax, Inc.	198,100	2,700,055
	Plenus Co., Ltd.	54,000	1,000,199
	Press Kogyo Co., Ltd.	629,500	1,837,334
#	Pressance Corp.	92,900	1,365,938

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	QB Net Holdings Co., Ltd.	18,200	$293,396
	Raccoon Holdings, Inc.	90,200	2,616,422
*	Regal Corp.	1,500	27,329
	Renaissance, Inc.	74,700	769,390
	Resorttrust, Inc.	440,600	7,018,217
	Rhythm Co., Ltd.	43,600	311,644
#	Riberesute Corp.	46,100	366,905
	Ride On Express Holdings Co., Ltd.	46,900	720,454
# *	Right On Co., Ltd.	100,725	618,608
	Riken Corp.	59,500	1,275,567
	Riso Kyoiku Co., Ltd.	626,300	1,690,556
#	Rock Field Co., Ltd.	94,800	1,335,158
	Roland Corp.	1,300	54,511
	Round One Corp.	49,800	551,289
*	Royal Holdings Co., Ltd.	2,100	36,559
	Sac’s Bar Holdings, Inc.	125,350	714,192
	Saizeriya Co., Ltd.	191,100	4,194,461
	Sakai Ovex Co., Ltd.	31,499	855,596
	San Holdings, Inc.	61,300	590,945
# *	Sanden Holdings Corp.	8,800	29,281
	Sanei Architecture Planning Co., Ltd.	55,200	973,819
	Sangetsu Corp.	306,650	4,324,896
	Sankyo Co., Ltd.	114,400	2,958,015
	Sankyo Seiko Co., Ltd.	248,900	1,160,553
	Sanoh Industrial Co., Ltd.	157,800	1,662,466
	Sanyei Corp.	4,300	79,482
#	Sanyo Electric Railway Co., Ltd.	112,598	1,910,347
*	Sanyo Shokai, Ltd.	65,899	468,954
#	Scroll Corp.	182,600	1,670,672
	Seiko Holdings Corp.	165,881	2,929,577
	Seiren Co., Ltd.	305,700	5,292,998
*	Senshukai Co., Ltd.	174,600	623,031
*	Shidax Corp.	137,200	365,402
	Shikibo, Ltd.	65,500	560,290
	Shimojima Co., Ltd.	46,100	487,634
	Shoei Co., Ltd.	153,500	5,824,588
*	Silver Life Co., Ltd.	2,000	44,928
	Snow Peak, Inc.	65,500	2,326,830
	SNT Corp.	197,100	464,753
	Soft99 Corp.	83,400	982,696
	Sotoh Co., Ltd.	47,400	345,854
	Space Value Holdings Co., Ltd.	199,500	1,361,435
	SPK Corp.	45,400	541,172
*	SRS Holdings Co., Ltd.	47,600	354,921
	St Marc Holdings Co., Ltd.	100,800	1,561,740
	Step Co., Ltd.	61,500	911,401
	Studio Alice Co., Ltd.	52,700	1,120,264
	Suminoe Textile Co., Ltd.	32,800	601,221
	Sumitomo Riko Co., Ltd.	254,600	1,652,755
	Suncall Corp.	129,600	530,799
	Syuppin Co., Ltd.	124,400	1,325,319
*	T RAD Co., Ltd.	37,900	658,789
	Tachikawa Corp.	69,800	827,804
	Tachi-S Co., Ltd.	198,640	2,066,147
	Taiho Kogyo Co., Ltd.	113,300	1,000,540
	Takashimaya Co., Ltd.	701,000	7,749,399
*	Take And Give Needs Co., Ltd.	65,910	497,490
	Takihyo Co., Ltd.	30,600	521,993
	Tama Home Co., Ltd.	91,000	2,108,707

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tamron Co., Ltd.	106,900	$2,318,096
	Tbk Co., Ltd.	155,300	585,734
#	Tear Corp.	60,900	275,591
	Temairazu, Inc.	5,400	273,135
	Tenpos Holdings Co., Ltd.	10,600	210,244
	T-Gaia Corp.	132,300	2,269,482
#	Tigers Polymer Corp.	79,800	328,847
	Toa Corp.	161,700	1,256,528
	Toabo Corp.	45,799	192,222
	Tokai Rika Co., Ltd.	322,000	5,212,747
	Token Corp.	47,650	4,255,529
*	Tokyo Base Co., Ltd.	106,600	668,698
	Tokyo Individualized Educational Institute, Inc.	78,300	410,634
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	137,999
	Tokyotokeiba Co., Ltd.	76,000	4,115,177
	Tomy Co., Ltd.	565,593	4,856,613
	Topre Corp.	227,500	3,044,852
# *	Toridoll Holdings Corp.	288,200	4,550,448
# *	Torikizoku Holdings Co., Ltd.	27,900	405,211
	Tosho Co., Ltd.	96,100	1,576,358
	Toyo Tire Corp.	41,000	750,145
	TPR Co., Ltd.	157,300	2,257,427
	Treasure Factory Co., Ltd.	10,300	101,503
	TS Tech Co., Ltd.	279,186	3,892,608
*	TSI Holdings Co., Ltd.	333,495	990,222
*	Tsukada Global Holdings, Inc.	86,100	267,797
#	Tsukamoto Corp. Co., Ltd.	18,100	226,178
	Tsutsumi Jewelry Co., Ltd.	41,500	884,348
	Unipres Corp.	242,900	2,331,593
*	United Arrows, Ltd.	137,000	2,408,185
*	Unitika, Ltd.	265,600	926,062
*	Universal Entertainment Corp.	56,800	1,381,769
*	Village Vanguard Co., Ltd.	35,500	318,182
	VT Holdings Co., Ltd.	536,700	2,069,761
	Wacoal Holdings Corp.	271,900	6,138,062
#	Waseda Academy Co., Ltd.	30,400	246,795
	Watts Co., Ltd.	52,100	424,671
	Weds Co., Ltd.	14,500	71,268
*	World Co., Ltd.	25,300	324,093
	Xebio Holdings Co., Ltd.	158,600	1,256,924
#	Yachiyo Industry Co., Ltd.	40,800	242,174
#	Yagi & Co., Ltd.	18,600	245,852
	Yamato International, Inc.	100,500	300,893
	Yasunaga Corp.	53,200	564,868
	Yellow Hat, Ltd.	225,100	3,785,199
	Yondoshi Holdings, Inc.	106,520	1,808,274
	Yorozu Corp.	135,600	1,469,373
	Yutaka Giken Co., Ltd.	8,700	146,948

TOTAL CONSUMER DISCRETIONARY			452,264,941

CONSUMER STAPLES — (7.4%)
#	Aeon Hokkaido Corp.	196,000	1,937,193
	AFC-HD AMS Life Science Co., Ltd.	48,300	442,652
#	Ain Holdings, Inc.	31,400	1,742,822
	Albis Co., Ltd.	38,700	836,828
	Arcs Co., Ltd.	274,400	5,905,024
	Artnature, Inc.	116,400	706,097
	Axial Retailing, Inc.	105,200	4,207,293
	Belc Co., Ltd.	67,800	3,598,230

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Bourbon Corp.	50,700	$986,843
	Bull-Dog Sauce Co., Ltd.	3,000	63,907
	Cawachi, Ltd.	55,400	1,191,689
# *	C’BON COSMETICS Co., Ltd.	10,800	193,325
	Chubu Shiryo Co., Ltd.	153,500	1,915,401
	Chuo Gyorui Co., Ltd.	9,800	275,425
#	cocokara fine, Inc.	127,060	8,615,419
	Como Co., Ltd.	2,600	61,681
#	Cota Co., Ltd.	100,365	1,380,493
	Create SD Holdings Co., Ltd.	69,500	2,107,378
	Daikokutenbussan Co., Ltd.	35,500	2,652,360
	Delica Foods Holdings Co., Ltd.	66,400	382,121
	DyDo Group Holdings, Inc.	58,800	2,726,489
	Earth Corp.	43,800	2,416,610
	Ebara Foods Industry, Inc.	27,900	671,471
	Eco’s Co., Ltd.	43,100	730,010
	Ensuiko Sugar Refining Co., Ltd.	86,200	181,664
	Feed One Co., Ltd.	155,448	1,222,711
*	First Baking Co., Ltd.	12,000	104,708
	Fuji Co., Ltd.	118,700	2,243,596
	Fuji Oil Holdings, Inc.	15,600	402,003
	Fujicco Co., Ltd.	125,300	2,201,422
	Fujiya Co., Ltd.	67,800	1,329,581
	G-7 Holdings, Inc.	69,600	1,854,331
	Genky DrugStores Co., Ltd.	49,800	1,513,902
#	HABA Laboratories, Inc.	15,000	616,241
	Hagoromo Foods Corp.	17,900	512,190
#	Halows Co., Ltd.	51,800	1,390,526
	Hayashikane Sangyo Co., Ltd.	29,400	165,851
	Heiwado Co., Ltd.	194,900	3,962,777
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	711,132
	Hokuto Corp.	135,500	2,463,935
	Ichimasa Kamaboko Co., Ltd.	37,500	427,957
	Imuraya Group Co., Ltd.	60,500	1,327,293
	Inageya Co., Ltd.	8,200	119,619
	Itochu-Shokuhin Co., Ltd.	35,100	1,585,441
	Itoham Yonekyu Holdings, Inc.	366,500	2,357,815
	Iwatsuka Confectionery Co., Ltd.	7,700	304,965
	JM Holdings Co., Ltd.	71,100	1,342,943
	J-Oil Mills, Inc.	128,200	2,166,319
	Kadoya Sesame Mills, Inc.	15,600	599,565
	Kakiyasu Honten Co., Ltd.	52,800	1,197,237
	Kameda Seika Co., Ltd.	83,900	3,526,294
	Kaneko Seeds Co., Ltd.	41,300	593,859
	Kansai Super Market, Ltd.	89,900	849,924
	Kato Sangyo Co., Ltd.	159,400	4,676,387
	Kenko Mayonnaise Co., Ltd.	79,700	1,264,824
	Key Coffee, Inc.	4,900	92,615
	Kitanotatsujin Corp.	258,100	1,202,477
	KOIKE YA, Inc.	300	13,946
#	Kotobuki Spirits Co., Ltd.	30,200	1,812,275
	Kusuri no Aoki Holdings Co., Ltd.	5,100	357,651
#	Kyokuyo Co., Ltd.	63,799	1,709,891
	Lacto Japan Co., Ltd.	32,000	807,005
	Life Corp.	44,800	1,461,772
	Mandom Corp.	19,100	357,984
	Marudai Food Co., Ltd.	136,300	2,092,236
	Maruha Nichiro Corp.	197,607	4,524,431
	Maxvalu Tokai Co., Ltd.	45,200	1,024,238

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Medical System Network Co., Ltd.	161,200	$1,216,252
	Megmilk Snow Brand Co., Ltd.	277,400	5,565,323
	Meito Sangyo Co., Ltd.	57,500	787,030
	Milbon Co., Ltd.	154,752	8,240,221
	Ministop Co., Ltd.	90,500	1,179,959
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,888,957
	Mitsui Sugar Co., Ltd.	104,670	1,731,264
	Miyoshi Oil & Fat Co., Ltd.	42,900	475,779
	Morinaga & Co., Ltd.	70,200	2,339,074
	Morinaga Milk Industry Co., Ltd.	82,500	4,511,008
	Morozoff, Ltd.	18,900	928,207
	Nagatanien Holdings Co., Ltd.	76,300	1,542,551
	Nakamuraya Co., Ltd.	28,400	987,796
	Natori Co., Ltd.	64,300	1,122,179
	Nichimo Co., Ltd.	17,000	303,285
	Nihon Chouzai Co., Ltd.	68,420	1,109,895
#	Niitaka Co., Ltd.	2,860	68,025
	Nippn Corp.	376,800	5,380,613
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	977,819
	Nippon Suisan Kaisha, Ltd.	1,794,300	8,408,265
	Nishimoto Co., Ltd.	13,300	311,383
	Nisshin Oillio Group, Ltd. (The)	171,400	4,820,699
	Nissin Sugar Co., Ltd.	104,400	1,680,248
	Nitto Fuji Flour Milling Co., Ltd.	8,100	541,582
	Noevir Holdings Co., Ltd.	54,300	2,394,626
	Oenon Holdings, Inc.	317,700	1,126,932
#	OIE Sangyo Co., Ltd.	22,000	241,357
	Okuwa Co., Ltd.	153,500	1,646,161
#	Olympic Group Corp.	52,200	366,089
	OUG Holdings, Inc.	19,800	504,423
	Pickles Corp.	24,200	744,267
	Prima Meat Packers, Ltd.	172,000	5,433,935
	Qol Holdings Co., Ltd.	162,300	2,038,596
#	Retail Partners Co., Ltd.	107,600	1,186,746
	Riken Vitamin Co., Ltd.	150,100	1,868,611
	Rokko Butter Co., Ltd.	82,400	1,198,785
	S Foods, Inc.	116,762	3,475,191
#	S&B Foods, Inc.	42,798	1,911,787
#	Sagami Rubber Industries Co., Ltd.	57,700	553,587
	Sakata Seed Corp.	14,000	493,680
	San-A Co., Ltd.	114,500	4,397,166
	Sapporo Holdings, Ltd.	314,800	6,279,344
	Sato Foods Co., Ltd.	800	35,855
	Satudora Holdings Co., Ltd.	1,300	27,152
	Shinobu Foods Products Co., Ltd.	1,600	8,596
#	Shoei Foods Corp.	68,000	2,498,111
#	Showa Sangyo Co., Ltd.	115,200	3,114,735
#	Soiken Holdings, Inc.	24,200	119,750
	ST Corp.	18,900	313,417
	Starzen Co., Ltd.	90,600	1,841,349
*	Toho Co., Ltd.	49,900	787,725
#	Torigoe Co., Ltd. (The)	94,500	694,972
	Toyo Sugar Refining Co., Ltd.	14,500	158,622
	Transaction Co., Ltd.	89,700	1,066,202
	United Super Markets Holdings, Inc.	365,600	3,699,072
	Valor Holdings Co., Ltd.	237,700	5,077,917
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,510,391
	Watahan & Co., Ltd.	97,400	1,149,736
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	556,755

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	YAKUODO Holdings Co., Ltd.	70,500	$1,522,662
	Yamami Co	1,200	23,276
#	YA-MAN, Ltd.	149,500	2,041,842
	Yamatane Corp.	61,600	815,044
#	Yamaya Corp.	25,000	529,012
#	Yamazawa Co., Ltd.	11,800	184,599
	Yokohama Reito Co., Ltd.	325,000	2,605,381
	Yomeishu Seizo Co., Ltd.	48,700	824,621
*	Yoshimura Food Holdings KK	5,300	40,574
# *	Yuasa Funashoku Co., Ltd.	14,300	393,762
	Yutaka Foods Corp.	3,900	68,303

TOTAL CONSUMER STAPLES			229,108,424

ENERGY — (1.1%)
	BP Castrol K.K	44,100	564,777
	Cosmo Energy Holdings Co., Ltd.	344,800	7,385,906
	Fuji Kosan Co., Ltd.	4,400	51,432
*	Fuji Oil Co., Ltd.	292,200	619,319
	Itochu Enex Co., Ltd.	351,400	3,352,160
	Japan Oil Transportation Co., Ltd.	15,500	371,934
	Japan Petroleum Exploration Co., Ltd.	230,100	4,265,780
	Mitsuuroko Group Holdings Co., Ltd.	205,200	2,683,161
	Modec, Inc.	128,800	2,454,194
	Nippon Coke & Engineering Co., Ltd.	978,100	894,662
	Sala Corp.	324,100	1,805,333
#	San-Ai Oil Co., Ltd.	397,800	4,463,489
	Sinanen Holdings Co., Ltd.	47,500	1,296,147
	Toa Oil Co., Ltd.	46,200	1,147,079
	Toyo Kanetsu K.K	48,700	1,116,027

TOTAL ENERGY			32,471,400

FINANCIALS — (8.6%)
	77 Bank, Ltd. (The)	366,652	4,604,929
#	Advance Create Co., Ltd.	63,400	611,343
	Aichi Bank, Ltd. (The)	49,700	1,271,158
	Aiful Corp.	1,614,500	4,644,954
#	Aizawa Securities Co., Ltd.	216,100	1,888,696
	Akatsuki Corp.	118,100	376,698
	Akita Bank, Ltd. (The)	93,540	1,175,831
*	Anicom Holdings, Inc.	33,600	312,303
	Aomori Bank, Ltd. (The)	125,800	2,628,989
	Aozora Bank, Ltd.	58,800	1,266,018
*	Aruhi Corp.	16,500	266,273
	Asax Co., Ltd.	9,300	58,360
	Awa Bank, Ltd. (The)	244,200	4,928,029
	Bank of Iwate, Ltd. (The)	92,600	1,720,810
#	Bank of Kochi, Ltd. (The)	54,300	410,074
	Bank of Nagoya, Ltd. (The)	76,330	1,898,825
	Bank of Okinawa, Ltd. (The)	146,260	3,587,325
	Bank of Saga, Ltd. (The)	84,120	1,042,043
	Bank of the Ryukyus, Ltd.	237,880	1,526,661
#	Bank of Toyama, Ltd. (The)	14,500	366,290
#	Casa, Inc.	3,200	26,711
	Chiba Kogyo Bank, Ltd. (The)	285,900	688,752
	Chugoku Bank, Ltd. (The)	559,500	4,429,279
	Chukyo Bank, Ltd. (The)	70,400	1,076,886
	Credit Saison Co., Ltd.	218,300	2,516,671
	Daishi Hokuetsu Financial Group, Inc.	273,200	5,876,283

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Daito Bank, Ltd. (The)	62,600	$348,839
*	Dream Incubator, Inc.	900	8,264
	eGuarantee, Inc.	178,100	3,425,924
	Ehime Bank, Ltd. (The)	216,700	1,785,632
	Entrust, Inc.	28,900	168,672
	FIDEA Holdings Co., Ltd.	1,258,300	1,428,369
	Financial Products Group Co., Ltd.	109,100	724,234
#	First Bank of Toyama, Ltd. (The)	294,300	754,129
	First Brothers Co., Ltd.	31,900	289,486
	Fukui Bank, Ltd. (The)	149,100	2,323,651
# *	Fukushima Bank, Ltd. (The)	17,200	35,555
	Fuyo General Lease Co., Ltd.	115,400	7,688,690
	GCA Corp.	125,600	930,395
#	GMO Financial Holdings, Inc.	252,300	1,945,022
	Gunma Bank, Ltd. (The)	1,786,640	5,844,737
	Hachijuni Bank, Ltd. (The)	878,900	3,004,812
	Hirogin Holdings, Inc.	1,301,600	7,195,061
*	Hirose Tusyo, Inc.	20,800	406,783
	Hokkoku Bank, Ltd. (The)	153,300	3,413,891
	Hokuhoku Financial Group, Inc.	834,800	7,033,912
	Hyakugo Bank, Ltd. (The)	1,446,009	4,196,023
	Hyakujushi Bank, Ltd. (The)	155,600	2,170,534
	Ichiyoshi Securities Co., Ltd.	219,700	1,246,418
	IwaiCosmo Holdings, Inc.	121,900	1,984,304
	Iyo Bank, Ltd. (The)	916,018	5,052,461
# *	J Trust Co., Ltd.	335,100	735,760
	Jaccs Co., Ltd.	138,700	2,712,637
#	Jafco Group Co., Ltd.	204,100	14,692,737
*	Japan Asia Investment Co., Ltd.	93,300	212,604
	Japan Investment Adviser Co., Ltd.	70,300	1,036,009
	Japan Securities Finance Co., Ltd.	611,800	4,514,574
#	Jimoto Holdings, Inc.	102,850	648,958
	Juroku Bank, Ltd. (The)	194,300	3,586,933
	Keiyo Bank, Ltd. (The)	724,800	2,753,509
	Kita-Nippon Bank, Ltd. (The)	47,106	769,294
	Kiyo Bank, Ltd. (The)	434,090	5,709,449
	Kyokuto Securities Co., Ltd.	146,800	1,077,777
	Kyushu Financial Group, Inc.	1,291,727	5,031,193
#	Kyushu Leasing Service Co., Ltd.	34,000	210,732
*	M&A Capital Partners Co., Ltd.	82,500	3,813,776
	Marusan Securities Co., Ltd.	363,500	2,108,479
	Matsui Securities Co., Ltd.	172,400	1,353,482
#	Mercuria Investment Co., Ltd.	70,500	514,534
	Michinoku Bank, Ltd. (The)	269,198	2,464,096
#	Minkabu The Infonoid, Inc.	21,700	747,067
#	Mito Securities Co., Ltd.	359,500	1,008,423
	Miyazaki Bank, Ltd. (The)	108,900	2,200,673
	Mizuho Leasing Co., Ltd.	189,600	5,673,137
	Monex Group, Inc.	954,600	7,374,895
#	Money Partners Group Co., Ltd.	149,100	341,950
	Mortgage Service Japan, Ltd.	5,600	52,511
	Musashino Bank, Ltd. (The)	206,800	3,078,321
	Nagano Bank, Ltd. (The)	51,899	554,497
	Nanto Bank, Ltd. (The)	193,100	3,229,059
	NEC Capital Solutions, Ltd.	55,100	1,023,847
	NFC Holdings, Inc.	4,200	84,351
	Nishi-Nippon Financial Holdings, Inc.	848,600	5,452,810
#	North Pacific Bank, Ltd.	1,842,500	4,763,409
# *	OAK Capital Corp.	319,800	272,439

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Ogaki Kyoritsu Bank, Ltd. (The)	239,400	$4,303,497
	Oita Bank, Ltd. (The)	89,099	1,536,092
#	Okasan Securities Group, Inc.	1,076,200	4,476,112
	Orient Corp.	368,800	503,747
	Premium Group Co., Ltd.	11,400	263,819
	Ricoh Leasing Co., Ltd.	93,200	2,956,713
	San ju San Financial Group, Inc.	126,510	1,500,431
	San-In Godo Bank, Ltd. (The)	980,700	4,502,040
#	Sawada Holdings Co., Ltd.	152,200	997,315
	Senshu Ikeda Holdings, Inc.	1,375,518	2,126,499
	Shiga Bank, Ltd. (The)	304,000	6,008,216
	Shikoku Bank, Ltd. (The)	265,100	1,694,861
	Shimizu Bank, Ltd. (The)	54,600	791,333
	Sparx Group Co., Ltd.	604,900	1,581,338
	Strike Co., Ltd.	47,700	1,996,769
	Suruga Bank, Ltd.	241,800	866,546
	Taiko Bank, Ltd. (The)	41,800	565,912
	Tochigi Bank, Ltd. (The)	610,200	971,985
#	Toho Bank, Ltd. (The)	1,298,700	2,531,639
	Tohoku Bank, Ltd. (The)	64,700	614,102
	Tokai Tokyo Financial Holdings, Inc.	1,290,200	4,846,833
	Tokyo Kiraboshi Financial Group, Inc.	170,738	1,857,389
	Tomato Bank, Ltd.	54,500	512,791
	TOMONY Holdings, Inc.	954,550	2,570,948
	Tottori Bank, Ltd. (The)	56,400	578,978
	Towa Bank, Ltd. (The)	184,000	1,022,718
#	Toyo Securities Co., Ltd.	378,800	583,433
	Traders Holdings Co., Ltd.	13,720	42,796
#	Tsukuba Bank, Ltd.	402,600	626,557
	Yamagata Bank, Ltd. (The)	181,000	1,664,451
	Yamaguchi Financial Group, Inc.	1,109,872	6,564,699
	Yamanashi Chuo Bank, Ltd. (The)	180,400	1,365,166

TOTAL FINANCIALS			265,435,636

HEALTH CARE — (4.6%)
	Advantage Risk Management Co., Ltd.	38,800	254,339
	ASKA Pharmaceutical Holdings Co., Ltd.	161,700	2,032,241
	Biofermin Pharmaceutical Co., Ltd.	28,700	786,607
	BML, Inc.	152,200	5,265,457
	Carenet, Inc.	25,600	1,114,002
	CE Holdings Co., Ltd.	3,400	18,983
	Charm Care Corp. KK.	57,500	641,411
	CMIC Holdings Co., Ltd.	60,600	886,925
	Create Medic Co., Ltd.	38,700	355,696
	Daiken Medical Co., Ltd.	111,400	573,669
	Daito Pharmaceutical Co., Ltd.	77,380	2,455,197
#	Dvx, Inc.	44,300	390,757
	Eiken Chemical Co., Ltd.	198,100	3,948,924
	Elan Corp.	172,200	2,049,633
	EM Systems Co., Ltd.	241,300	1,801,850
	EPS Holdings, Inc.	196,700	2,107,034
	FALCO HOLDINGS Co., Ltd.	53,300	814,333
	FINDEX, Inc.	94,500	1,032,524
	France Bed Holdings Co., Ltd.	153,900	1,271,075
	Fuji Pharma Co., Ltd.	99,100	1,085,263
	Fukuda Denshi Co., Ltd.	57,200	4,545,159
	Fuso Pharmaceutical Industries, Ltd.	45,600	985,524
#	H.U. Group Holdings, Inc.	336,700	11,014,401
	Hogy Medical Co., Ltd.	84,200	2,544,276

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	I’rom Group Co., Ltd.	31,800	$709,091
	Iwaki & Co., Ltd.	156,700	1,050,900
# *	Japan Animal Referral Medical Center Co., Ltd.	9,600	172,103
*	Japan Hospice Holdings, Inc.	1,100	25,175
	Japan Lifeline Co., Ltd.	387,300	5,458,397
	Japan Medical Dynamic Marketing, Inc.	99,300	1,920,183
	Jeol, Ltd.	168,400	9,469,622
#	JMS Co., Ltd.	96,557	893,050
	Kaken Pharmaceutical Co., Ltd.	75,700	3,121,163
	Kanamic Network Co., Ltd.	106,000	648,833
	Kissei Pharmaceutical Co., Ltd.	171,000	3,474,817
	KYORIN Holdings, Inc.	256,000	4,484,768
	Linical Co., Ltd.	75,200	486,996
	Medical Data Vision Co., Ltd.	152,500	2,666,642
	Medikit Co., Ltd.	2,000	59,101
#	Medius Holdings Co., Ltd.	67,100	594,099
*	MedPeer, Inc.	13,900	728,533
	Menicon Co., Ltd.	44,400	2,700,690
	Mizuho Medy Co., Ltd.	22,400	798,671
	Mochida Pharmaceutical Co., Ltd.	19,298	673,009
	Nagaileben Co., Ltd.	1,100	25,785
	Nakanishi, Inc.	166,000	3,403,520
#	Nichi-iko Pharmaceutical Co., Ltd.	325,550	2,727,668
	Nippon Chemiphar Co., Ltd.	13,400	277,712
	Nipro Corp.	581,300	6,996,169
	Nissui Pharmaceutical Co., Ltd.	78,000	702,798
	Paramount Bed Holdings Co., Ltd.	268,800	5,333,697
	Rion Co., Ltd.	52,100	1,359,985
	Sawai Group Holdings Co., Ltd.	78,700	3,787,739
#	Seed Co., Ltd.	72,900	489,321
	Seikagaku Corp.	248,900	2,285,579
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	275,545
	Shofu, Inc.	69,200	1,271,318
#	Software Service, Inc.	19,700	1,846,580
	Solasto Corp.	318,000	4,142,635
	St-Care Holding Corp.	87,200	940,324
#	Taiko Pharmaceutical Co., Ltd.	55,900	606,708
	Techno Medica Co., Ltd.	13,800	205,266
	Toho Holdings Co., Ltd.	292,000	4,940,134
	Tokai Corp.	139,800	3,075,046
	Torii Pharmaceutical Co., Ltd.	96,100	2,266,859
	Towa Pharmaceutical Co., Ltd.	175,400	3,631,684
#	Value HR Co., Ltd.	46,400	699,064
	Vital KSK Holdings, Inc.	272,800	1,753,463
# *	Wakamoto Pharmaceutical Co., Ltd.	112,300	352,711
	WIN-Partners Co., Ltd.	113,300	1,018,543
	ZERIA Pharmaceutical Co., Ltd.	4,100	73,327

TOTAL HEALTH CARE			142,600,303

INDUSTRIALS — (30.2%)
#	A&A Material Corp.	26,000	237,279
#	Abist Co., Ltd.	19,600	529,685
	Advan Co., Ltd.	149,900	1,277,494
	Advanex, Inc.	17,999	247,387
	Aeon Delight Co., Ltd.	90,100	2,749,087
	Aichi Corp.	239,900	1,871,068
	Aida Engineering, Ltd.	315,900	2,655,682
	Ajis Co., Ltd.	28,900	972,058
	Alconix Corp.	151,600	2,085,983

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Alinco, Inc.	80,500	$735,561
#	Alps Logistics Co., Ltd.	111,600	954,240
	Altech Co., Ltd.	10,900	31,081
	Altech Corp.	114,470	2,101,013
	Anest Iwata Corp.	216,200	1,928,968
	Asahi Diamond Industrial Co., Ltd.	342,600	1,589,396
#	Asahi Kogyosha Co., Ltd.	25,700	672,413
	Asanuma Corp.	44,000	1,788,923
#	Asukanet Co., Ltd.	56,500	514,145
	Bando Chemical Industries, Ltd.	215,300	1,405,941
	BeNEXT Group, Inc.	305,996	3,993,869
#	Br Holdings Corp.	188,100	966,752
	Bunka Shutter Co., Ltd.	366,000	3,204,018
	Canare Electric Co., Ltd.	20,300	326,456
	Career Design Center Co., Ltd.	23,900	229,614
	Central Glass Co., Ltd.	229,300	4,727,591
	Central Security Patrols Co., Ltd.	53,000	1,421,161
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	108,700	1,638,123
	Chiyoda Integre Co., Ltd.	71,700	1,231,513
	Chodai Co., Ltd.	6,800	107,170
	Chori Co., Ltd.	73,000	1,003,095
	Chudenko Corp.	202,600	4,304,460
#	Chugai Ro Co., Ltd.	36,600	711,663
	Chuo Warehouse Co., Ltd.	21,000	209,214
	CKD Corp.	56,600	1,192,477
	CMC Corp.	14,600	307,524
	Comany, Inc.	4,700	45,706
	Cosel Co., Ltd.	164,300	1,596,427
	Creek & River Co., Ltd.	57,400	816,410
	CTI Engineering Co., Ltd.	72,000	1,626,391
	CTS Co., Ltd.	166,400	1,289,046
	Dai-Dan Co., Ltd.	99,100	2,477,738
	Daido Kogyo Co., Ltd.	46,500	362,016
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	556,950
	Daihen Corp.	133,400	5,830,720
	Daiho Corp.	99,500	3,601,982
	Dai-Ichi Cutter Kogyo K.K	44,000	558,530
	Daiichi Jitsugyo Co., Ltd.	54,700	2,109,297
	Daiichi Kensetsu Corp.	31,000	566,169
	Daiki Axis Co., Ltd.	41,900	348,221
*	Daiohs Corp.	22,100	199,068
	Daiseki Co., Ltd.	243,963	9,193,994
#	Daiseki Eco. Solution Co., Ltd.	11,759	108,068
	Daisue Construction Co., Ltd.	48,200	424,614
	Daiwa Industries, Ltd.	216,200	2,205,981
	Denyo Co., Ltd.	108,700	1,990,461
#	DMG Mori Co., Ltd.	673,200	10,884,925
	DMW Corp.	4,800	158,546
	Duskin Co., Ltd.	285,100	6,771,929
	Ebara Jitsugyo Co., Ltd.	36,200	1,601,871
	Eidai Co., Ltd.	184,700	545,904
	EJ Holdings, Inc.	4,200	41,043
	Endo Lighting Corp.	33,400	207,790
	en-japan, Inc.	58,600	1,777,542
	Enshu, Ltd.	26,199	219,936
	EPCO Co., Ltd.	20,200	174,021
	ERI Holdings Co., Ltd.	1,500	8,206
	Escrow Agent Japan, Inc.	136,700	321,523
	F&M Co., Ltd.	41,700	602,608

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
# *	FDK Corp.	47,198	$605,465
#	Freund Corp.	75,600	527,189
	Fudo Tetra Corp.	109,680	1,868,769
	Fuji Corp.	248,600	6,617,408
	Fuji Die Co., Ltd.	55,300	334,173
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	28,532
*	Fujikura, Ltd.	1,545,600	7,967,252
	Fujimak Corp.	12,600	86,614
	Fujisash Co., Ltd.	573,900	414,789
	Fujitec Co., Ltd.	264,100	5,971,738
	Fukuda Corp.	59,200	2,546,602
*	Fukushima Galilei Co., Ltd.	84,100	3,092,675
	Fukuvi Chemical Industry Co., Ltd.	10,600	52,420
	Fukuyama Transporting Co., Ltd.	24,057	923,205
	FULLCAST Holdings Co., Ltd.	133,200	2,317,544
	Funai Soken Holdings, Inc.	249,470	4,427,951
	Furukawa Co., Ltd.	204,200	2,312,798
	Furukawa Electric Co., Ltd.	401,200	10,641,769
	Furusato Industries, Ltd.	65,000	767,046
	Futaba Corp.	225,900	1,780,268
	Gecoss Corp.	95,900	784,467
	Giken, Ltd.	82,700	3,538,733
	Glory, Ltd.	278,555	5,980,456
*	Grace Technology, Inc.	108,600	2,652,363
#	gremz, Inc.	14,800	251,380
	GS Yuasa Corp.	318,683	8,626,303
	Hamakyorex Co., Ltd.	109,500	3,081,457
	Hanwa Co., Ltd.	232,200	6,899,812
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	97,649
	Hazama Ando Corp.	1,302,400	9,939,460
	Helios Techno Holding Co., Ltd.	109,800	359,637
	Hibiya Engineering, Ltd.	122,300	2,075,871
	Hirakawa Hewtech Corp.	70,800	854,954
	Hirano Tecseed Co., Ltd.	62,500	1,534,077
	Hirata Corp.	7,000	460,729
	Hisaka Works, Ltd.	127,300	971,061
	Hitachi Zosen Corp.	1,071,679	8,104,750
	Hito Communications Holdings, Inc.	43,900	829,485
	Hokuetsu Industries Co., Ltd.	140,700	1,365,702
	Hokuriku Electrical Construction Co., Ltd.	74,200	771,470
	Hosokawa Micron Corp.	45,600	2,596,168
#	Howa Machinery, Ltd.	62,700	527,712
#	Ichikawa Co., Ltd.	1,000	12,005
	Ichiken Co., Ltd.	33,600	578,832
	Ichinen Holdings Co., Ltd.	137,500	1,603,548
	Idec Corp.	204,800	3,142,600
#	Ihara Science Corp.	52,200	813,149
	Iino Kaiun Kaisha, Ltd.	573,100	2,865,305
	Inaba Denki Sangyo Co., Ltd.	347,600	8,128,968
	Inaba Seisakusho Co., Ltd.	62,800	842,797
	Inabata & Co., Ltd.	296,500	4,467,696
	Insource Co., Ltd.	112,750	2,527,750
#	Inui Global Logistics Co., Ltd.	81,480	835,177
*	Iseki & Co., Ltd.	124,500	1,771,362
	Ishii Iron Works Co., Ltd.	11,000	291,797
	Isolite Insulating Products Co., Ltd.	48,000	277,587
	Itoki Corp.	228,600	782,665
	Iwaki Co., Ltd.	41,000	355,459
	Iwasaki Electric Co., Ltd.	39,400	536,928

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	JAC Recruitment Co., Ltd.	100,900	$1,567,494
*	Jalux, Inc.	38,600	578,639
*	Jamco Corp.	69,800	587,187
#	Japan Asia Group, Ltd.	176,800	1,492,139
	Japan Elevator Service Holdings Co., Ltd.	286,800	5,755,425
	Japan Foundation Engineering Co., Ltd.	128,800	578,814
	Japan Pulp & Paper Co., Ltd.	77,600	2,576,043
	Japan Steel Works, Ltd. (The)	389,300	9,456,968
	Japan Transcity Corp.	251,200	1,140,288
	JDC Corp.	15,000	82,157
	JK Holdings Co., Ltd.	94,440	689,847
*	JTOWER, Inc.	3,500	250,024
	Juki Corp.	185,300	1,464,710
	Kamei Corp.	154,500	1,584,870
	Kanaden Corp.	118,500	1,217,065
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,420,519
	Kaname Kogyo Co., Ltd.	1,300	11,102
#	Kanamoto Co., Ltd.	205,200	5,034,080
	Kandenko Co., Ltd.	400,000	3,419,341
	Kanematsu Corp.	521,625	6,875,821
	Katakura Industries Co., Ltd.	152,600	1,938,470
	Kato Works Co., Ltd.	63,300	594,336
	Kawada Technologies, Inc.	34,100	1,369,703
	Kawagishi Bridge Works Co., Ltd.	8,700	229,966
	Kawanishi Warehouse Co., Ltd.	1,700	18,078
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	190,102
*	Kawasaki Kisen Kaisha, Ltd.	246,900	6,884,188
	Kawata Manufacturing Co., Ltd.	25,100	208,494
	Keihin Co., Ltd.	15,700	198,797
	KFC, Ltd.	8,700	163,441
	Kimura Chemical Plants Co., Ltd.	107,500	787,031
	Kimura Unity Co., Ltd.	23,500	266,192
	King Jim Co., Ltd.	43,500	374,918
	Kinki Sharyo Co., Ltd. (The)	16,599	194,480
	Kintetsu World Express, Inc.	244,200	5,891,930
	Kitagawa Corp.	53,300	732,401
	Kitano Construction Corp.	25,672	558,095
	Kito Corp.	135,400	2,211,258
	Kitz Corp.	475,900	2,982,199
*	Kobe Electric Railway Co., Ltd.	37,299	1,210,918
#	Kobelco Eco-Solutions Co., Ltd.	21,399	530,872
	Koike Sanso Kogyo Co., Ltd.	12,600	260,101
	Kokusai Co., Ltd.	51,600	345,165
	Kokuyo Co., Ltd.	314,825	4,872,880
	KOMAIHALTEC, Inc.	20,300	365,124
	Komatsu Wall Industry Co., Ltd.	49,300	873,626
	Komori Corp.	317,900	2,195,019
#	Kondotec, Inc.	123,800	1,132,587
	Konoike Transport Co., Ltd.	179,700	1,885,766
*	Kosaido Co., Ltd.	212,900	1,888,511
	Kozo Keikaku Engineering, Inc.	20,700	554,319
	KRS Corp.	37,800	562,225
	Kumagai Gumi Co., Ltd.	239,400	6,667,278
	Kyodo Printing Co., Ltd.	48,900	1,208,563
#	Kyokuto Boeki Kaisha, Ltd.	39,700	494,842
	Kyokuto Kaihatsu Kogyo Co., Ltd.	208,800	3,164,530
*	Kyoritsu Printing Co., Ltd.	179,200	214,735
	Kyudenko Corp.	31,600	1,101,839
	Like Co., Ltd.	63,200	1,335,341

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Link And Motivation, Inc.	210,200	$1,198,389
	Lonseal Corp.	13,900	189,236
	Maeda Corp.	914,100	7,810,700
	Maeda Road Construction Co., Ltd.	127,100	2,443,886
	Maezawa Industries, Inc.	25,300	146,930
#	Maezawa Kasei Industries Co., Ltd.	85,100	863,551
	Maezawa Kyuso Industries Co., Ltd.	128,400	1,289,248
	Makino Milling Machine Co., Ltd.	151,200	5,695,295
*	Management Solutions Co., Ltd.	1,000	17,508
	Marufuji Sheet Piling Co., Ltd.	11,800	229,603
	Maruka Corp.	36,400	668,227
	Marumae Co., Ltd.	28,300	421,588
	Maruwa Unyu Kikan Co., Ltd.	3,200	55,861
#	Maruyama Manufacturing Co., Inc.	18,800	286,955
	Maruzen Co., Ltd.	65,800	1,343,128
	Maruzen Showa Unyu Co., Ltd.	80,000	2,328,322
	Matching Service Japan Co., Ltd.	52,000	479,150
	Matsuda Sangyo Co., Ltd.	95,282	1,935,484
#	Matsui Construction Co., Ltd.	125,500	825,893
	Max Co., Ltd.	167,600	2,566,522
	Meidensha Corp.	227,210	4,819,314
	Meiji Electric Industries Co., Ltd.	52,500	676,981
	Meiji Shipping Co., Ltd.	102,500	456,343
	Meisei Industrial Co., Ltd.	268,800	1,882,119
	Meitec Corp.	169,000	9,412,011
#	Meiwa Corp.	145,600	623,251
	Mesco, Inc.	29,800	335,428
	METAWATER Co., Ltd.	153,600	2,988,141
	Mie Kotsu Group Holdings, Inc.	359,200	1,550,612
	Mirai Industry Co., Ltd.	2,900	46,765
	Mirait Holdings Corp.	524,835	8,486,425
	Mitani Corp.	73,800	4,803,776
#	Mitani Sangyo Co., Ltd.	145,000	535,543
#	Mitsubishi Kakoki Kaisha, Ltd.	39,700	971,896
	Mitsubishi Logisnext Co., Ltd.	179,200	2,133,666
	Mitsubishi Pencil Co., Ltd.	89,700	1,192,057
	Mitsuboshi Belting, Ltd.	163,400	2,502,185
*	Mitsui E&S Holdings Co., Ltd.	448,900	2,191,507
	Mitsui Matsushima Holdings Co., Ltd.	65,700	561,096
	Mitsui-Soko Holdings Co., Ltd.	137,800	2,783,763
	Mitsumura Printing Co., Ltd.	6,300	102,574
	Miyaji Engineering Group, Inc.	39,417	829,066
#	Mori-Gumi Co., Ltd.	69,500	193,036
	Morita Holdings Corp.	211,100	3,079,267
	Musashi Co., Ltd.	5,000	91,381
	NAC Co., Ltd.	61,300	517,419
	Nachi-Fujikoshi Corp.	87,400	3,336,476
	Nadex Co., Ltd.	40,600	265,759
	Nagase & Co., Ltd.	418,400	6,305,435
	Naigai Trans Line, Ltd.	40,500	637,434
	Nakabayashi Co., Ltd.	113,400	620,533
	Nakakita Seisakusho Co., Ltd.	3,700	97,428
	Nakamoto Packs Co., Ltd.	33,300	475,942
	Nakanishi Manufacturing Co., Ltd.	5,700	56,926
	Nakano Corp.	107,000	371,601
	Namura Shipbuilding Co., Ltd.	286,828	483,153
	Narasaki Sangyo Co., Ltd.	25,400	475,399
	Nice Corp.	32,400	583,741
	Nichias Corp.	392,400	10,250,359

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nichiban Co., Ltd.	65,900	$1,116,124
	Nichiden Corp.	98,900	1,866,494
	Nichiha Corp.	166,380	4,837,110
	Nichireki Co., Ltd.	167,400	2,196,272
	Nihon Dengi Co., Ltd.	30,200	1,090,108
	Nihon Flush Co., Ltd.	120,900	1,382,282
	Nikkato Corp.	53,000	335,083
	Nikkiso Co., Ltd.	316,800	3,257,592
	Nikko Co., Ltd.	164,000	1,077,299
	Nikkon Holdings Co., Ltd.	385,300	8,081,589
	Nippi, Inc.	11,900	405,900
	Nippon Air Conditioning Services Co., Ltd.	183,100	1,229,402
	Nippon Aqua Co., Ltd.	27,600	152,092
	Nippon Carbon Co., Ltd.	60,400	2,533,443
	Nippon Concept Corp.	37,000	528,288
	Nippon Densetsu Kogyo Co., Ltd.	244,200	3,962,223
	Nippon Dry-Chemical Co., Ltd.	5,100	77,694
#	Nippon Filcon Co., Ltd.	15,700	71,491
	Nippon Hume Corp.	139,300	909,412
	Nippon Kanzai Co., Ltd.	12,900	256,350
	Nippon Koei Co., Ltd.	78,800	2,128,986
	Nippon Parking Development Co., Ltd., Class C	1,271,000	1,815,712
	Nippon Rietec Co., Ltd.	12,600	201,069
	Nippon Road Co., Ltd. (The)	46,100	3,347,984
	Nippon Seisen Co., Ltd.	21,300	823,065
	Nippon Sharyo, Ltd.	45,399	968,885
*	Nippon Sheet Glass Co., Ltd.	8,300	54,756
	Nippon Steel Trading Corp.	99,460	3,514,207
	Nippon Thompson Co., Ltd.	382,500	2,267,649
	Nippon Tungsten Co., Ltd.	6,699	107,573
	Nishimatsu Construction Co., Ltd.	345,000	9,182,983
	Nishi-Nippon Railroad Co., Ltd.	138,100	3,567,597
	Nishio Rent All Co., Ltd.	123,800	3,419,648
	Nissei ASB Machine Co., Ltd.	52,500	2,422,055
	Nissei Corp.	38,900	371,689
	Nissei Plastic Industrial Co., Ltd.	127,000	1,159,039
	Nisshinbo Holdings, Inc.	908,180	6,939,079
	Nissin Corp.	95,000	1,147,227
	Nissin Electric Co., Ltd.	333,100	3,673,021
	Nisso Corp.	3,800	24,706
	Nitta Corp.	136,400	3,283,617
#	Nitto Boseki Co., Ltd.	16,000	563,960
	Nitto Kogyo Corp.	178,200	3,134,713
	Nitto Kohki Co., Ltd.	66,900	1,204,807
	Nitto Seiko Co., Ltd.	180,900	906,416
	Nittoc Construction Co., Ltd.	132,600	958,736
	NJS Co., Ltd.	36,800	674,618
	Noda Corp.	138,500	1,057,057
#	Nomura Co., Ltd.	505,600	3,677,877
	Noritake Co., Ltd.	59,600	1,972,375
	Noritsu Koki Co., Ltd.	123,900	2,928,714
	Noritz Corp.	196,500	2,926,232
#	NS Tool Co., Ltd.	107,000	1,494,597
	NS United Kaiun Kaisha, Ltd.	58,700	1,226,984
*	NTN Corp.	2,736,400	7,774,330
#	Obara Group, Inc.	78,500	2,662,386
	Ochi Holdings Co., Ltd.	8,900	104,226
#	Odawara Engineering Co., Ltd.	4,900	127,146
#	Ohba Co., Ltd.	76,500	592,695

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Ohmoto Gumi Co., Ltd.	4,100	$206,524
	Oiles Corp.	145,770	2,076,271
	Okabe Co., Ltd.	258,200	1,730,343
#	Okada Aiyon Corp.	42,800	457,471
#	Okamoto Machine Tool Works, Ltd.	21,699	657,618
	Okamura Corp.	381,500	4,739,129
	OKUMA Corp.	137,100	7,402,346
	Okumura Corp.	182,380	4,567,507
	Onoken Co., Ltd.	111,900	1,337,082
	Organo Corp.	41,500	2,778,638
#	Oriental Consultants Holdings Co., Ltd.	6,100	140,723
*	Oriental Shiraishi Corp.	826,500	2,223,360
	Origin Co., Ltd.	27,600	337,980
#	OSG Corp.	396,200	6,607,650
	Outsourcing, Inc.	732,300	11,253,113
	Oyo Corp.	129,300	1,546,088
#	Paraca, Inc.	35,900	545,576
	Parker Corp.	34,000	156,535
#	Pasco Corp.	11,200	143,686
	Pasona Group, Inc.	133,000	2,374,525
	Pegasus Sewing Machine Manufacturing Co., Ltd.	139,900	666,256
	Penta-Ocean Construction Co., Ltd.	1,176,000	9,168,507
	Pilot Corp.	79,900	2,552,731
	Prestige International, Inc.	662,200	4,399,920
	Pronexus, Inc.	108,700	1,130,555
*	Prored Partners Co., Ltd.	7,900	218,711
	PS Mitsubishi Construction Co., Ltd.	213,300	1,256,478
	Punch Industry Co., Ltd.	105,700	531,887
	Quick Co., Ltd.	71,300	808,953
	Raito Kogyo Co., Ltd.	301,300	4,845,210
	Raiznext Corp.	304,500	3,212,928
#	Rasa Corp.	63,200	519,346
	Rheon Automatic Machinery Co., Ltd.	120,500	1,273,994
#	Rix Corp.	17,300	237,624
#	Rozetta Corp.	22,800	446,920
*	Ryobi, Ltd.	153,140	2,217,333
	S LINE Co., Ltd.	23,800	197,553
	Sakai Heavy Industries, Ltd.	24,000	455,147
	Sakai Moving Service Co., Ltd.	74,500	3,397,099
# *	Sanix, Inc.	146,200	450,901
	Sanki Engineering Co., Ltd.	285,300	3,635,542
	Sanko Gosei, Ltd.	121,900	487,486
	Sanko Metal Industrial Co., Ltd.	16,200	369,041
	Sankyo Tateyama, Inc.	142,900	1,074,304
	Sanoyas Holdings Corp.	151,100	207,280
	Sansei Technologies, Inc.	78,400	578,928
	Sansha Electric Manufacturing Co., Ltd.	64,300	537,333
	Sanyo Denki Co., Ltd.	44,100	3,176,530
	Sanyo Engineering & Construction, Inc.	60,200	384,587
	Sanyo Industries, Ltd.	9,900	163,374
#	Sanyo Trading Co., Ltd.	140,000	1,370,169
	Sata Construction Co., Ltd.	89,399	351,642
	Sato Holdings Corp.	184,700	4,536,788
#	Sato Shoji Corp.	86,800	770,267
#	Sawafuji Electric Co., Ltd.	1,900	40,523
	SBS Holdings, Inc.	122,400	3,006,296
#	SEC Carbon, Ltd.	10,900	726,677
#	Secom Joshinetsu Co., Ltd.	30,800	1,098,037
#	Seibu Electric & Machinery Co., Ltd.	10,300	121,580

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Seika Corp.	61,700	$936,939
	Seikitokyu Kogyo Co., Ltd.	191,330	1,523,709
	Seiwa Electric Manufacturing Co., Ltd.	1,700	9,231
	Sekisui Jushi Corp.	215,100	4,175,049
	Senko Group Holdings Co., Ltd.	715,500	6,587,991
	Senshu Electric Co., Ltd.	51,200	1,593,765
	Shibaura Machine Co., Ltd.	135,500	3,231,577
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,176,399
	Shibuya Corp.	96,600	2,933,571
	Shima Seiki Manufacturing, Ltd.	172,300	3,467,751
	Shin Nippon Air Technologies Co., Ltd.	94,480	1,861,630
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	780,067
	Shinki Bus Co., Ltd.	1,900	54,480
	Shinmaywa Industries, Ltd.	413,700	3,705,959
	Shinnihon Corp.	180,600	1,397,294
	Shinsho Corp.	31,800	655,275
	Shinwa Co., Ltd.	62,300	1,146,979
	SIGMAXYZ, Inc.	87,500	1,709,530
	Sinfonia Technology Co., Ltd.	142,400	1,887,527
	Sinko Industries, Ltd.	127,700	2,629,117
	Sintokogio, Ltd.	284,600	1,948,359
	Soda Nikka Co., Ltd.	109,200	534,780
	Sodick Co., Ltd.	211,200	1,914,074
#	Space Co., Ltd.	95,062	773,290
	S-Pool, Inc.	301,000	2,583,210
	Star Micronics Co., Ltd.	240,200	3,620,338
#	Subaru Enterprise Co., Ltd.	6,300	466,626
	Sugimoto & Co., Ltd.	63,900	1,319,770
#	Sumiseki Holdings, Inc.	363,100	418,573
	Sumitomo Densetsu Co., Ltd.	111,200	2,360,725
	Sumitomo Mitsui Construction Co., Ltd.	1,006,140	4,292,858
*	Sumitomo Precision Products Co., Ltd.	18,184	359,903
	Sumitomo Warehouse Co., Ltd. (The)	399,600	5,174,713
	Suzumo Machinery Co., Ltd.	2,200	35,264
	SWCC Showa Holdings Co., Ltd.	98,700	1,429,391
#	Tacmina Corp.	14,700	168,145
#	Tadano, Ltd.	640,100	6,507,700
	Taihei Dengyo Kaisha, Ltd.	97,000	2,355,985
	Taiheiyo Kouhatsu, Inc.	43,500	263,597
	Taikisha, Ltd.	169,500	4,570,150
	Taisei Oncho Co., Ltd.	14,200	255,601
	Takadakiko Co., Ltd.	7,500	184,786
	Takamatsu Construction Group Co., Ltd.	106,800	2,014,466
	Takamatsu Machinery Co., Ltd.	41,800	276,444
	Takamiya Co., Ltd.	128,600	607,153
	Takano Co., Ltd.	52,400	299,147
	Takaoka Toko Co., Ltd.	59,620	817,273
#	Takara & Co., Ltd.	25,555	429,225
	Takara Standard Co., Ltd.	225,000	3,170,886
	Takasago Thermal Engineering Co., Ltd.	290,500	4,378,141
	Takashima & Co., Ltd.	25,200	403,156
	Takeei Corp.	130,100	1,477,103
	Takeuchi Manufacturing Co., Ltd.	230,900	6,224,123
	Takigami Steel Construction Co., Ltd. (The)	5,300	268,273
	Takisawa Machine Tool Co., Ltd.	41,700	434,863
	Takuma Co., Ltd.	102,600	2,106,886
	Tanabe Consulting Co., Ltd.	1,200	15,308
#	Tanabe Engineering Corp.	39,500	318,131
	Tanseisha Co., Ltd.	243,549	1,848,891

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	$1,567,876
	TECHNO ASSOCIE Co., Ltd.	50,100	485,324
#	Techno Ryowa, Ltd.	68,690	561,014
	Techno Smart Corp.	49,500	573,318
	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,347,393
	Teikoku Sen-I Co., Ltd.	108,500	2,035,434
	Tekken Corp.	84,200	1,408,939
	Tenox Corp.	22,500	184,962
	Teraoka Seisakusho Co., Ltd.	76,000	280,810
	Terasaki Electric Co., Ltd.	24,400	270,193
#	Toa Corp.	103,400	2,321,597
	TOA ROAD Corp.	27,300	1,119,109
	Toba, Inc.	9,800	230,244
	Tobishima Corp.	126,570	1,267,217
	Tocalo Co., Ltd.	389,800	5,291,826
	Toda Corp.	256,100	1,828,375
	Toenec Corp.	53,500	1,861,731
	Togami Electric Manufacturing Co., Ltd.	17,800	320,264
	TOKAI Holdings Corp.	634,900	5,195,002
	Tokai Lease Co., Ltd.	18,800	240,665
	Tokyo Energy & Systems, Inc.	154,000	1,321,269
	Tokyo Keiki, Inc.	69,022	658,845
#	Tokyo Sangyo Co., Ltd.	130,800	718,442
	Tokyu Construction Co., Ltd.	551,700	2,855,450
	Toli Corp.	277,100	628,464
#	Tomoe Corp.	155,100	523,583
	Tomoe Engineering Co., Ltd.	51,100	973,019
	Tonami Holdings Co., Ltd.	37,200	1,808,200
	Toppan Forms Co., Ltd.	326,500	3,447,038
	Torishima Pump Manufacturing Co., Ltd.	130,700	1,052,131
#	TORQ Inc.	7,900	17,960
#	Totech Corp.	49,200	1,318,401
	Totetsu Kogyo Co., Ltd.	159,600	3,699,079
	Totoku Electric Co., Ltd.	17,700	402,817
	Toyo Construction Co., Ltd.	524,200	2,810,927
#	Toyo Denki Seizo K.K	35,450	408,207
# *	Toyo Engineering Corp.	205,878	1,319,601
#	Toyo Logistics Co., Ltd.	85,100	245,207
	Toyo Machinery & Metal Co., Ltd.	97,300	466,896
	Toyo Tanso Co., Ltd.	75,600	1,483,234
	Toyo Wharf & Warehouse Co., Ltd.	36,000	496,715
	Trancom Co., Ltd.	49,100	3,811,240
#	Trinity Industrial Corp.	36,000	277,758
#	Trusco Nakayama Corp.	171,500	4,434,184
	Tsubaki Nakashima Co., Ltd.	277,100	4,132,930
	Tsubakimoto Chain Co.	172,140	4,615,580
	Tsubakimoto Kogyo Co., Ltd.	28,800	904,768
*	Tsudakoma Corp.	17,698	146,377
	Tsugami Corp.	268,700	4,292,945
	Tsukishima Kikai Co., Ltd.	187,700	2,078,987
	Tsurumi Manufacturing Co., Ltd.	128,400	2,032,390
#	Ueki Corp.	60,800	835,195
	Union Tool Co.	45,500	1,440,477
	UPR Corp.	700	18,278
	Ushio, Inc.	660,300	8,745,108
	UT Group Co., Ltd.	169,800	5,649,824
	Utoc Corp.	102,200	484,677
	Waida Manufacturing Co., Ltd.	5,100	53,035
	Wakachiku Construction Co., Ltd.	79,300	923,811

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Wakita & Co., Ltd.	253,000	$2,435,055
	WDB Holdings Co., Ltd.	63,200	1,347,483
	Weathernews, Inc.	34,300	1,671,826
	Welbe, Inc.	5,300	70,436
	Will Group, Inc.	99,600	927,293
	World Holdings Co., Ltd.	39,600	1,005,330
	Yahagi Construction Co., Ltd.	181,400	1,306,105
	YAMABIKO Corp.	228,128	2,462,539
	YAMADA Consulting Group Co., Ltd.	72,700	763,972
#	Yamashina Corp.	224,200	162,323
#	Yamato Corp.	110,500	668,296
	Yamaura Corp.	9,900	80,797
	Yamazen Corp.	390,200	3,487,442
	Yasuda Logistics Corp.	102,000	871,611
	Yokogawa Bridge Holdings Corp.	204,100	3,847,119
	Yondenko Corp.	26,560	785,203
	Yuasa Trading Co., Ltd.	118,200	3,215,708
	Yuken Kogyo Co., Ltd.	20,500	305,684
	Yurtec Corp.	264,600	1,888,502
	Zaoh Co., Ltd.	23,400	298,492
	Zenitaka Corp. (The)	19,200	792,240
	Zuiko Corp.	90,400	883,757

TOTAL INDUSTRIALS			934,503,370

INFORMATION TECHNOLOGY — (14.3%)
	A&D Co., Ltd.	124,300	1,472,470
*	Access Co., Ltd.	87,800	684,182
	Ad-sol Nissin Corp.	43,000	1,052,876
	Adtec Plasma Technology Co., Ltd.	2,200	37,425
*	Advanced Media, Inc.	7,300	55,150
	AGS Corp.	13,000	95,485
	Ai Holdings Corp.	248,100	4,736,533
	Aichi Tokei Denki Co., Ltd.	17,900	687,471
	Aiphone Co., Ltd.	63,500	997,637
	Alpha Systems, Inc.	45,620	1,517,899
	Amano Corp.	127,500	3,464,158
	AOI Electronics Co., Ltd.	27,700	670,512
	Argo Graphics, Inc.	105,800	2,973,021
	Arisawa Manufacturing Co., Ltd.	207,800	1,841,690
	Artiza Networks, Inc.	6,200	104,938
	ArtSpark Holdings, Inc.	33,700	849,699
	Asahi Intelligence Service Co., Ltd.	1,300	14,740
	Ascentech KK	1,700	22,663
	Atled Corp.	1,400	34,007
	Avant Corp.	100,300	1,634,763
#	Axell Corp.	27,900	263,762
	Azia Co., Ltd.	14,300	244,643
	Bell System24 Holdings, Inc.	218,600	3,299,615
*	BrainPad, Inc.	7,200	347,053
	Broadband Tower, Inc.	105,600	240,014
	Broadleaf Co., Ltd.	606,400	3,038,438
#	Business Brain Showa-Ota, Inc.	29,000	498,414
	Business Engineering Corp.	800	25,280
	CAC Holdings Corp.	75,200	978,638
	Canon Electronics, Inc.	126,200	2,018,021
	CDS Co., Ltd.	15,300	213,128
*	Change, Inc.	2,400	73,600
#	Chino Corp.	46,300	554,931
	Citizen Watch Co., Ltd.	1,795,100	6,040,137

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	CMK Corp.	310,300	$1,242,798
	Computer Engineering & Consulting, Ltd.	164,800	2,040,704
	Computer Institute of Japan, Ltd.	94,700	749,057
	Comture Corp.	138,200	3,343,038
	CONEXIO Corp.	95,500	1,212,688
	Core Corp.	45,800	647,151
	Cresco, Ltd.	83,000	1,257,093
*	CRI Middleware Co., Ltd.	2,300	35,259
	Cube System, Inc.	60,600	632,434
	Cyber Com Co., Ltd.	10,600	145,737
	Cyberlinks Co., Ltd.	1,500	21,905
#	Cybernet Systems Co., Ltd.	57,700	449,584
#	Cybozu, Inc.	115,500	2,631,060
#	Daiko Denshi Tsushin, Ltd.	37,200	179,554
	Daishinku Corp.	42,399	937,601
	Daitron Co., Ltd.	58,200	991,901
	Daiwabo Holdings Co., Ltd.	587,500	9,188,611
#	Dawn Corp.	3,200	87,498
#	Densan System Co., Ltd.	39,200	1,164,306
	Dexerials Corp.	357,200	6,582,933
	Digital Arts, Inc.	71,800	5,821,476
	Digital Garage, Inc.	114,400	4,709,054
#	Digital Hearts Holdings Co., Ltd.	87,100	1,185,098
#	Digital Information Technologies Corp.	40,000	811,018
	DKK Co., Ltd.	61,700	1,414,516
	DKK-Toa Corp.	28,300	212,518
#	Double Standard, Inc.	14,000	486,967
	DTS Corp.	262,800	6,178,215
	Ebase Co., Ltd.	63,000	549,810
	E-Guardian, Inc.	51,100	1,308,952
	Eizo Corp.	106,700	3,964,585
	Elecom Co., Ltd.	132,800	2,789,403
	Elematec Corp.	116,842	1,314,160
	Enomoto Co., Ltd.	30,200	561,452
	Enplas Corp.	57,200	2,196,024
	ESPEC Corp.	119,800	2,071,559
	Fenwal Controls of Japan, Ltd.	20,500	306,497
	Ferrotec Holdings Corp.	239,200	5,335,380
# *	FFRI Security, Inc.	22,500	406,161
#	Fixstars Corp.	97,100	866,363
	Focus Systems Corp.	30,900	251,881
#	Forval Corp.	51,100	378,244
	FTGroup Co., Ltd.	51,000	631,078
	Fuji Soft, Inc.	100,200	5,019,252
	Fukui Computer Holdings, Inc.	53,500	2,076,347
	Furuno Electric Co., Ltd.	157,500	1,536,013
	Furuya Metal Co., Ltd.	7,600	660,326
	Future Corp.	143,400	2,655,298
	Future Innovation Group, Inc.	11,900	30,564
#	Gig Works, Inc.	9,600	78,220
#	GL Sciences, Inc.	45,000	1,078,751
#	Glosel Co., Ltd.	113,200	435,665
#	GMO GlobalSign Holdings K.K	19,300	1,039,574
#	GMO Pepabo, Inc.	7,300	409,295
	Hagiwara Electric Holdings Co., Ltd.	49,500	1,171,539
	Hakuto Co., Ltd.	87,300	995,348
	Hibino Corp.	26,900	362,723
	Himacs, Ltd.	960	9,879
	Hioki EE Corp.	67,100	3,290,420

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Hochiki Corp.	88,900	$1,030,618
#	Hokuriku Electric Industry Co., Ltd.	46,800	391,890
	Holon Co., Ltd.	2,100	97,860
	Honda Tsushin Kogyo Co., Ltd.	107,100	480,505
	Hosiden Corp.	343,500	3,259,191
	Icom, Inc.	61,500	1,466,024
#	ID Holdings Corp.	52,100	637,501
	Ikegami Tsushinki Co., Ltd.	32,799	257,409
	Ines Corp.	126,600	1,626,722
#	I-Net Corp.	74,290	995,161
	Infocom Corp.	108,100	2,764,936
	Infomart Corp.	235,600	2,221,256
	Information Services International-Dentsu, Ltd.	148,000	5,454,242
	Innotech Corp.	101,900	1,211,538
	Intelligent Wave, Inc.	36,600	222,539
	Inter Action Corp.	27,600	626,262
#	I-O Data Device, Inc.	50,700	501,467
	I-PEX, Inc.	38,100	650,368
	Iriso Electronics Co., Ltd.	132,500	6,287,187
#	ISB Corp.	23,100	289,363
	Itfor, Inc.	164,700	1,177,788
	Iwatsu Electric Co., Ltd.	54,900	463,570
	Japan Aviation Electronics Industry, Ltd.	301,700	5,385,614
*	Japan Cash Machine Co., Ltd.	141,800	762,581
*	Japan Display, Inc.	940,100	394,369
#	Japan Electronic Materials Corp.	51,800	956,820
	Japan Material Co., Ltd.	417,100	4,847,955
#	Jastec Co., Ltd.	68,200	783,583
#	JBCC Holdings, Inc.	88,800	1,133,151
	JFE Systems, Inc.	6,200	96,598
# *	JIG-SAW, Inc.	17,300	2,528,169
	Kaga Electronics Co., Ltd.	108,800	2,398,753
	Kanematsu Electronics, Ltd.	79,200	2,717,842
	KEL Corp.	27,900	240,413
	Koa Corp.	172,100	2,350,602
	KSK Co., Ltd.	3,000	61,731
	Kyoden Co., Ltd.	116,100	321,001
	Kyosan Electric Manufacturing Co., Ltd.	268,600	990,631
	Kyowa Electronic Instruments Co., Ltd.	129,800	459,996
	LAC Co., Ltd.	100,100	941,028
	Lecip Holdings Corp.	10,900	54,912
	Macnica Fuji Electronics Holdings, Inc.	328,350	6,615,801
#	Marubun Corp.	112,200	525,264
	Maruwa Co., Ltd.	56,500	5,822,582
*	Maxell Holdings, Ltd.	306,100	3,607,823
	MCJ Co., Ltd.	420,800	3,823,404
*	Megachips Corp.	105,500	3,607,559
	Meiko Electronics Co., Ltd.	135,300	3,050,301
	Melco Holdings, Inc.	18,600	707,230
	Micronics Japan Co., Ltd.	18,200	282,689
	Mimaki Engineering Co., Ltd.	113,200	667,139
	Mimasu Semiconductor Industry Co., Ltd.	107,881	2,760,709
	Miraial Co., Ltd.	39,500	483,097
	Miroku Jyoho Service Co., Ltd.	112,800	1,884,718
	Mitachi Co., Ltd.	7,900	49,228
	Mitsubishi Research Institute, Inc.	53,500	2,018,222
	Mitsui High-Tec, Inc.	130,600	5,071,540
	m-up Holdings, Inc.	13,200	332,698
	Mutoh Holdings Co., Ltd.	9,300	131,447

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nagano Keiki Co., Ltd.	85,300	$929,683
	Nakayo, Inc.	73,100	976,135
#	NF Holdings Corp.	25,900	438,259
	Nichicon Corp.	317,300	3,114,894
	Nihon Denkei Co., Ltd.	31,800	395,775
*	Nippon Chemi-Con Corp.	83,600	1,314,411
	Nippon Computer Dynamics Co., Ltd.	36,200	203,862
	Nippon Electric Glass Co., Ltd.	431,236	10,911,728
#	Nippon Information Development Co., Ltd.	12,600	160,415
#	Nippon Kodoshi Corp.	51,600	1,599,774
	Nippon Signal Co., Ltd.	317,300	2,694,338
	Nippon Systemware Co., Ltd.	46,200	834,583
	Nissha Co., Ltd.	232,800	2,729,775
	Nohmi Bosai, Ltd.	146,200	2,762,504
#	NPC, Inc.	30,900	201,612
	NSD Co., Ltd.	508,160	8,274,033
#	Ohara, Inc.	35,900	516,826
	Okaya Electric Industries Co., Ltd.	77,800	256,578
	Oki Electric Industry Co., Ltd.	548,300	5,795,061
	ONO Sokki Co., Ltd.	32,200	156,010
	Optex Group Co., Ltd.	191,620	2,915,700
*	Optim Corp.	32,000	816,645
	Optorun Co., Ltd.	46,600	1,246,989
	Oro Co., Ltd.	18,400	598,227
	Osaki Electric Co., Ltd.	281,800	1,473,788
	Oval Corp.	35,600	89,111
#	Paltek Corp.	38,500	239,258
	PCA Corp.	4,700	193,523
	PCI Holdings, Inc.	30,800	396,271
	Poletowin Pitcrew Holdings, Inc.	189,900	1,963,635
#	Pro-Ship, Inc.	41,700	534,620
	Relia, Inc.	248,100	2,952,744
	Restar Holdings Corp.	130,000	2,297,003
*	Ricksoft Co., Ltd.	2,000	46,041
	Riken Keiki Co., Ltd.	94,800	2,412,493
	Riso Kagaku Corp.	131,200	1,586,888
	Roland DG Corp.	82,600	1,283,879
	Rorze Corp.	54,400	4,910,538
	RS Technologies Co., Ltd.	21,100	1,271,909
	Ryoden Corp.	96,700	1,447,940
	Ryosan Co., Ltd.	144,100	2,836,275
	Ryoyo Electro Corp.	7,300	180,258
	Saison Information Systems Co., Ltd.	24,800	484,911
	Sakura Internet, Inc.	122,900	741,483
*	Sanken Electric Co., Ltd.	152,400	7,119,949
	Sanshin Electronics Co., Ltd.	121,500	2,215,419
	Santec Corp.	3,000	49,709
#	Satori Electric Co., Ltd.	79,180	575,911
	Saxa Holdings, Inc.	30,600	414,114
#	SB Technology Corp.	61,300	1,845,930
#	Scala, Inc.	83,700	579,083
	Segue Group Co., Ltd.	1,900	22,657
#	Seikoh Giken Co., Ltd.	22,300	449,098
#	SEMITEC Corp.	5,500	216,398
	SERAKU Co., Ltd.	8,300	176,603
	Shibaura Electronics Co., Ltd.	52,600	1,690,294
#	Shibaura Mechatronics Corp.	24,100	1,316,962
*	Shindengen Electric Manufacturing Co., Ltd.	45,600	1,422,477
	Shinko Shoji Co., Ltd.	266,500	1,823,477

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Shizuki Electric Co., Inc.	121,600	$690,132
	Showa Shinku Co., Ltd.	24,400	387,589
	Sigma Koki Co., Ltd.	27,000	423,787
	Siix Corp.	203,600	2,716,242
	SK-Electronics Co., Ltd.	47,300	545,518
*	Smaregi, Inc.	2,000	111,324
	SMK Corp.	32,699	782,761
#	Softcreate Holdings Corp.	50,000	1,130,511
	Soliton Systems K.K	36,600	585,065
	Solxyz Co., Ltd.	1,800	14,749
	SRA Holdings	72,100	1,693,976
	Sumida Corp.	176,449	1,801,333
	Sun-Wa Technos Corp.	79,800	800,619
	Suzuden Corp.	1,200	14,658
	Suzuki Co., Ltd.	67,100	726,167
	System D, Inc.	1,100	15,466
#	System Information Co., Ltd.	54,800	502,114
	System Research Co., Ltd.	27,200	499,755
	System Support, Inc.	3,200	43,901
	Systems Engineering Consultants Co., Ltd.	2,100	52,334
	Systena Corp.	312,400	6,415,154
	Tachibana Eletech Co., Ltd.	110,760	1,585,425
	Takachiho Koheki Co., Ltd.	38,500	384,055
#	TAKEBISHI Corp.	52,200	708,501
#	Tamagawa Holdings Co., Ltd.	7,500	111,806
	Tamura Corp.	467,400	2,162,792
	Tazmo Co., Ltd.	16,300	273,083
#	TDC Soft, Inc.	95,200	927,117
*	TeamSpirit, Inc.	1,300	16,322
	TechMatrix Corp.	233,600	4,484,548
	Techno Horizon Co., Ltd.	56,700	625,666
	Tecnos Japan, Inc.	8,800	52,848
	Teikoku Tsushin Kogyo Co., Ltd.	51,500	501,931
	Terilogy Co., Ltd.	22,900	112,739
	TKC Corp.	181,200	5,696,377
	Tobila Systems, Inc.	1,600	20,572
	Toho System Science Co., Ltd.	2,700	22,502
	Tokyo Electron Device, Ltd.	43,800	2,272,097
	Tokyo Seimitsu Co., Ltd.	257,200	12,157,515
	Tomen Devices Corp.	15,300	549,331
	Topcon Corp.	691,700	9,437,176
	Torex Semiconductor, Ltd.	52,900	886,344
	Toshiba TEC Corp.	49,300	1,969,977
	Toukei Computer Co., Ltd.	6,210	246,580
	Towa Corp.	134,700	2,654,686
	Toyo Corp.	149,600	1,445,801
	Transcosmos, Inc.	30,500	871,135
	Tri Chemical Laboratories, Inc.	125,600	4,177,719
#	Tsuzuki Denki Co., Ltd.	42,800	721,702
#	Ubicom Holdings, Inc.	12,500	361,981
	Uchida Yoko Co., Ltd.	51,600	2,207,707
	ULS Group, Inc.	1,000	28,861
	Ulvac, Inc.	264,700	12,097,219
	Uniden Holdings Corp.	41,500	968,275
	UNITED, Inc.	24,200	287,011
*	User Local, Inc.	2,300	96,757
	V Technology Co., Ltd.	57,500	2,901,835
	VINX Corp.	13,200	123,450
	Wacom Co., Ltd.	927,100	5,942,833

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Wellnet Corp.	10,100	$51,358
	YAC Holdings Co., Ltd.	62,600	536,018
#	Yamaichi Electronics Co., Ltd.	144,700	2,145,592
#	Yashima Denki Co., Ltd.	119,500	1,038,756
	YE DIGITAL Corp.	7,100	41,004
	Yokowo Co., Ltd.	95,500	2,330,004
	Zuken, Inc.	1,900	52,147

TOTAL INFORMATION TECHNOLOGY			443,248,903

MATERIALS — (11.8%)
	Achilles Corp.	92,400	1,180,198
	ADEKA Corp.	604,300	11,760,586
	Agro-Kanesho Co., Ltd.	1,300	17,179
	Aichi Steel Corp.	66,400	2,032,068
	Arakawa Chemical Industries, Ltd.	110,100	1,216,191
	Araya Industrial Co., Ltd.	19,600	291,371
	Asahi Holdings, Inc.	455,700	9,205,350
	Asahi Printing Co., Ltd.	25,700	218,904
	Asahi Yukizai Corp.	86,600	1,081,081
	Asahipen Corp.	2,100	38,084
	Asia Pile Holdings Corp.	210,800	980,606
	C Uyemura & Co., Ltd.	35,900	2,470,614
	Carlit Holdings Co., Ltd.	122,800	786,343
*	Chuetsu Pulp & Paper Co., Ltd.	49,900	555,888
	Chugoku Marine Paints, Ltd.	355,300	3,203,104
	CI Takiron Corp.	291,200	1,809,425
#	CK-San-Etsu Co., Ltd.	21,200	703,582
	Dai Nippon Toryo Co., Ltd.	131,600	1,029,748
	Daido Steel Co., Ltd.	155,000	7,354,216
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	127,500	1,533,014
	Daiken Corp.	78,100	1,473,018
	Daiki Aluminium Industry Co., Ltd.	180,300	1,608,258
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	1,744,426
	Daito Chemix Corp.	2,900	27,132
	DKS Co., Ltd.	47,800	1,590,482
	Dowa Holdings Co., Ltd.	116,905	4,885,917
#	Dynapac Co., Ltd.	8,500	111,211
	Fuji Seal International, Inc.	191,300	4,247,514
	Fujikura Kasei Co., Ltd.	167,500	813,910
	Fujimori Kogyo Co., Ltd.	107,900	4,066,526
	Fuso Chemical Co., Ltd.	122,500	4,411,237
	Geostr Corp.	57,100	199,646
	Godo Steel, Ltd.	60,000	963,316
	Gun-Ei Chemical Industry Co., Ltd.	29,900	651,515
	Hakudo Co., Ltd.	43,900	673,978
#	Harima Chemicals Group, Inc.	96,100	806,723
	Hodogaya Chemical Co., Ltd.	39,100	1,521,666
	Hokkan Holdings, Ltd.	56,100	727,271
	Hokko Chemical Industry Co., Ltd.	120,700	1,124,897
	Hokuetsu Corp.	772,899	4,009,634
	Honshu Chemical Industry Co., Ltd.	23,700	396,017
	Ise Chemicals Corp.	13,000	385,850
#	Ishihara Chemical Co., Ltd.	35,500	683,376
	Ishihara Sangyo Kaisha, Ltd.	207,750	1,729,669
*	Ishizuka Glass Co., Ltd.	12,900	218,858
	JCU Corp.	139,300	4,897,472
	JSP Corp.	81,100	1,319,927
	Kaneka Corp.	27,300	1,063,274
	Kanto Denka Kogyo Co., Ltd.	279,100	2,199,639

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Katakura & Co-op Agri Corp.	21,500	$236,919
	KeePer Technical Laboratory Co., Ltd.	99,000	2,103,350
	KH Neochem Co., Ltd.	216,800	5,157,791
#	Kimoto Co., Ltd.	222,300	526,692
	Koatsu Gas Kogyo Co., Ltd.	202,193	1,277,038
	Kobe Steel, Ltd.	1,747,900	12,584,466
	Kohsoku Corp.	70,200	896,591
	Konishi Co., Ltd.	216,600	3,319,647
	Konoshima Chemical Co., Ltd.	31,600	485,508
	Krosaki Harima Corp.	30,400	1,231,041
	Kumiai Chemical Industry Co., Ltd.	205,287	1,670,819
#	Kunimine Industries Co., Ltd.	40,400	448,561
	Kureha Corp.	104,150	7,044,391
	Kurimoto, Ltd.	59,300	920,838
	Kuriyama Holdings Corp.	78,000	497,533
	Kyoei Steel, Ltd.	135,500	1,895,917
	Kyowa Leather Cloth Co., Ltd.	81,300	549,171
	Lintec Corp.	265,600	5,779,468
	Maeda Kosen Co., Ltd.	121,000	3,736,775
	Maruichi Steel Tube, Ltd.	92,200	2,307,848
	MEC Co., Ltd.	100,400	2,328,996
#	Mitani Sekisan Co., Ltd.	67,400	2,349,720
*	Mitsubishi Paper Mills, Ltd.	277,700	874,583
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	394,347
	Mitsui Mining & Smelting Co., Ltd.	379,600	12,922,342
	Molitec Steel Co., Ltd.	83,100	323,812
#	MORESCO Corp.	39,800	394,959
	Mory Industries, Inc.	34,700	796,999
	Nakayama Steel Works, Ltd.	169,700	670,700
	Neturen Co., Ltd.	222,100	1,102,574
#	New Japan Chemical Co., Ltd.	117,500	295,991
	Nicca Chemical Co., Ltd.	45,700	441,118
#	Nichia Steel Works, Ltd.	138,600	380,619
	Nihon Kagaku Sangyo Co., Ltd.	83,100	993,000
	Nihon Nohyaku Co., Ltd.	243,500	1,217,689
	Nihon Parkerizing Co., Ltd.	517,500	5,008,680
	Nihon Yamamura Glass Co., Ltd.	67,600	574,524
	Nippon Carbide Industries Co., Inc.	46,200	563,891
	Nippon Chemical Industrial Co., Ltd.	42,600	1,141,736
	Nippon Concrete Industries Co., Ltd.	293,100	1,033,347
	Nippon Denko Co., Ltd.	767,314	2,590,380
#	Nippon Fine Chemical Co., Ltd.	79,200	1,046,792
	Nippon Kayaku Co., Ltd.	333,200	3,081,800
	Nippon Light Metal Holdings Co., Ltd.	360,090	7,013,254
	Nippon Paper Industries Co., Ltd.	450,400	5,540,892
	Nippon Pillar Packing Co., Ltd.	134,200	2,172,500
	Nippon Soda Co., Ltd.	155,000	4,499,934
	Nippon Yakin Kogyo Co., Ltd.	89,749	1,545,202
	Nitta Gelatin, Inc.	85,500	498,087
	Nittetsu Mining Co., Ltd.	35,200	2,243,123
	Nozawa Corp.	47,500	315,433
	Oat Agrio Co., Ltd.	18,000	226,789
	Okamoto Industries, Inc.	69,900	2,594,076
	Okura Industrial Co., Ltd.	55,200	967,025
	Osaka Organic Chemical Industry, Ltd.	95,200	3,559,955
	Osaka Soda Co., Ltd.	94,699	2,138,098
	Osaka Steel Co., Ltd.	89,300	1,022,833
# *	OSAKA Titanium Technologies Co., Ltd.	127,500	1,103,215
#	Pacific Metals Co., Ltd.	100,899	2,003,418

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Pack Corp. (The)	84,400	$2,104,714
	Rasa Industries, Ltd.	45,700	916,206
	Rengo Co., Ltd.	183,600	1,523,837
	Riken Technos Corp.	227,500	1,002,911
	Sakai Chemical Industry Co., Ltd.	103,800	1,792,281
	Sakata INX Corp.	286,300	2,662,756
	Sanyo Chemical Industries, Ltd.	94,900	4,508,207
*	Sanyo Special Steel Co., Ltd.	123,960	1,877,215
	Seiko PMC Corp.	67,900	487,721
	Sekisui Kasei Co., Ltd.	150,000	785,428
	Shikoku Chemicals Corp.	232,000	2,604,588
	Shinagawa Refractories Co., Ltd.	37,800	1,034,274
	Shin-Etsu Polymer Co., Ltd.	291,000	2,758,347
	SK Kaken Co., Ltd.	1,100	407,021
	Soken Chemical & Engineering Co., Ltd.	49,300	938,926
	Stella Chemifa Corp.	67,200	1,836,841
	Sumitomo Bakelite Co., Ltd.	163,900	6,636,890
	Sumitomo Osaka Cement Co., Ltd.	225,099	7,148,794
	Sumitomo Seika Chemicals Co., Ltd.	56,400	2,005,154
	T Hasegawa Co., Ltd.	204,200	3,815,119
	T&K Toka Co., Ltd.	136,300	945,517
	Taisei Lamick Co., Ltd.	42,300	1,057,512
	Taiyo Holdings Co., Ltd.	117,500	5,688,972
	Takasago International Corp.	88,600	2,141,043
	Takemoto Yohki Co., Ltd.	35,000	299,084
#	Taoka Chemical Co., Ltd.	4,700	520,647
	Tayca Corp.	103,900	1,306,806
	Tenma Corp.	117,300	2,459,615
	Titan Kogyo, Ltd.	5,100	93,691
	Toagosei Co., Ltd.	747,000	8,365,304
*	Toda Kogyo Corp.	21,500	403,688
	Toho Acetylene Co., Ltd.	12,700	145,715
	Toho Chemical Industry Co., Ltd.	47,000	213,977
	Toho Titanium Co., Ltd.	220,900	2,030,519
	Toho Zinc Co., Ltd.	89,899	1,872,280
	Tohoku Steel Co., Ltd.	16,300	245,712
	Tokushu Tokai Paper Co., Ltd.	64,558	2,602,396
	Tokuyama Corp.	385,498	8,711,337
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	199,635
# *	Tokyo Rope Manufacturing Co., Ltd.	22,100	210,287
	Tokyo Steel Manufacturing Co., Ltd.	609,400	5,917,180
	Tokyo Tekko Co., Ltd.	63,100	1,097,580
# *	Tomoegawa Co., Ltd.	29,600	213,571
	Tomoku Co., Ltd.	70,600	1,149,561
	Topy Industries, Ltd.	89,400	1,082,261
	Toyo Gosei Co., Ltd.	31,100	3,860,580
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,473,221
	Toyo Seikan Group Holdings, Ltd.	61,300	718,456
	Toyobo Co., Ltd.	531,900	6,434,977
	TYK Corp.	148,500	425,469
*	UACJ Corp.	211,841	4,914,944
	Ube Industries, Ltd.	314,700	6,363,400
	Valqua, Ltd.	105,599	2,004,823
	Vertex Corp.	45,998	1,076,750
	Wavelock Holdings Co., Ltd.	30,900	201,099
	Wood One Co., Ltd.	42,400	563,151
	Yamato Kogyo Co., Ltd.	217,100	6,532,604
	Yodogawa Steel Works, Ltd.	144,500	3,188,654
	Yotai Refractories Co., Ltd.	118,000	1,134,693

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Yushiro Chemical Industry Co., Ltd.	67,000	$676,392

TOTAL MATERIALS			365,053,041

REAL ESTATE — (1.8%)
	AD Works Group Co., Ltd.	194,879	288,636
	Airport Facilities Co., Ltd.	138,870	771,634
	Anabuki Kosan, Inc.	12,900	241,895
#	Aoyama Zaisan Networks Co., Ltd.	43,700	623,511
	Apaman Co., Ltd.	71,700	385,890
	Ardepro Co., Ltd.	70,700	34,949
#	Arealink Co., Ltd.	29,600	340,228
#	B-Lot Co., Ltd.	40,000	235,328
	Cosmos Initia Co., Ltd.	94,400	397,650
	CRE, Inc.	3,400	43,794
	Daibiru Corp.	314,900	3,683,939
	Dear Life Co., Ltd.	132,800	577,908
	Goldcrest Co., Ltd.	103,270	1,499,285
#	Good Com Asset Co., Ltd.	22,800	290,664
	Grandy House Corp.	95,600	393,580
	Heiwa Real Estate Co., Ltd.	229,400	7,811,846
	Ichigo, Inc.	1,187,800	3,712,531
*	Japan Asset Marketing Co., Ltd.	1,256,500	1,310,471
	Japan Corporate Housing Service, Inc.	11,700	108,582
#	Japan Property Management Center Co., Ltd.	83,400	971,849
	JSB Co., Ltd.	7,400	223,035
	Katitas Co., Ltd.	81,500	2,441,581
	Keihanshin Building Co., Ltd.	216,700	2,954,269
*	Miyakoshi Holdings, Inc.	3,000	23,711
	Mugen Estate Co., Ltd.	64,200	284,627
	Nippon Commercial Development Co., Ltd.	82,300	1,263,096
	Nisshin Group Holdings Co., Ltd.	210,700	906,629
	Prospect Co., Ltd.	2,912,000	852,910
#	Raysum Co., Ltd.	97,800	756,552
	SAMTY Co., Ltd.	145,350	2,662,181
	Sankyo Frontier Co., Ltd.	23,100	812,724
	Sansei Landic Co., Ltd.	29,100	215,995
	Shinoken Group Co., Ltd.	112,600	1,205,090
	Star Mica Holdings Co., Ltd.	84,400	850,366
	Starts Corp., Inc.	225,500	5,523,175
	Sun Frontier Fudousan Co., Ltd.	204,700	1,786,815
	Takara Leben Co., Ltd.	547,800	1,756,000
	TOC Co., Ltd.	325,750	2,117,190
	Tokyo Rakutenchi Co., Ltd.	19,000	742,542
# *	Tokyo Theatres Co., Inc.	47,099	531,376
	Tosei Corp.	202,900	2,008,547
	Urbanet Corp. Co., Ltd.	81,400	230,828
	Yoshicon Co., Ltd.	3,100	29,673

TOTAL REAL ESTATE.			53,903,082

UTILITIES — (1.6%)
#	EF-ON, Inc.	88,520	831,351
	eRex Co., Ltd.	142,500	2,354,861
	Hiroshima Gas Co., Ltd.	322,200	1,108,184
	Hokkaido Electric Power Co., Inc.	1,093,200	5,208,748
	Hokkaido Gas Co., Ltd.	98,500	1,403,711
	Hokuriku Electric Power Co	911,200	5,534,516
#	Hokuriku Gas Co., Ltd.	10,100	288,146
	K&O Energy Group, Inc.	100,400	1,313,261

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
Nippon Gas Co., Ltd.	611,100	$10,751,958
Okinawa Electric Power Co., Inc. (The)	303,716	4,036,327
Saibu Gas Co., Ltd.	223,700	5,222,355
Shikoku Electric Power Co., Inc.	460,200	3,379,546
Shizuoka Gas Co., Ltd.	339,500	2,884,507
# Toell Co., Ltd.	57,500	441,125
West Holdings Corp.	133,003	4,330,274

TOTAL UTILITIES		49,088,870

TOTAL COMMON STOCKS Cost ($ 2,540,312,302)		3,052,749,657

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ § The DFA Short Term Investment Fund	3,301,460	38,197,888

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,578,496,063)		$3,090,947,545

ST Special Tax

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$85,071,687	—	$85,071,687
Consumer Discretionary	$1,812,874	450,452,067	—	452,264,941
Consumer Staples.	—	229,108,424	—	229,108,424
Energy	—	32,471,400	—	32,471,400
Financials	—	265,435,636	—	265,435,636
Health Care.	3,787,739	138,812,564	—	142,600,303
Industrials	2,223,360	932,280,010	—	934,503,370
Information Technology.	—	443,248,903	—	443,248,903
Materials.	—	365,053,041	—	365,053,041
Real Estate	—	53,903,082	—	53,903,082
Utilities.	—	49,088,870	—	49,088,870
Securities Lending Collateral	—	38,197,888	—	38,197,888

TOTAL.	$7,823,973	$3,083,123,572	—	$3,090,947,545

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (58.0%)
# *	3P Learning, Ltd.	93,233	$93,969
#	5G Networks, Ltd.	35,296	32,614
*	A2B Australia, Ltd.	267,268	263,180
	Accent Group, Ltd.	2,095,327	4,738,734
#	Adairs, Ltd.	643,521	2,290,658
	Adbri, Ltd.	2,564,728	6,337,689
# *	Advance NanoTek, Ltd.	4,230	12,553
*	Ainsworth Game Technology, Ltd.	415,497	260,635
# *	Alkane Resources, Ltd.	2,214,509	1,253,871
*	Alliance Aviation Services, Ltd.	149,763	484,556
	ALS, Ltd.	1,986,878	16,089,218
	Altium, Ltd.	207,617	4,734,848
# *	Altura Mining, Ltd.	1,171,741	23,695
	Alumina, Ltd.	7,454,329	9,877,548
# *	AMA Group, Ltd.	2,283,100	972,528
#	AMP, Ltd.	7,269,008	6,242,245
	Ansell, Ltd.	571,799	18,600,786
#	APN Property Group, Ltd.	86,412	37,597
	Appen, Ltd.	144,558	1,740,327
*	Arafura Resources, Ltd.	1,591,642	220,176
	ARB Corp., Ltd.	538,242	16,148,501
# *	Ardent Leisure Group, Ltd.	2,770,378	1,831,593
	Asaleo Care, Ltd.	1,167,762	1,267,721
	AUB Group, Ltd.	496,714	7,796,143
#	Aurelia Metals, Ltd.	5,287,455	1,701,995
	Austal, Ltd.	2,278,005	4,227,295
*	Australian Agricultural Co., Ltd.	3,439,805	3,044,123
	Australian Ethical Investment, Ltd.	22,322	149,623
	Australian Finance Group, Ltd.	1,604,223	3,470,677
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,554,732
# *	Australian Strategic Materials, Ltd.	493,304	1,816,048
	Australian Vintage, Ltd.	4,317,004	2,457,120
	Auswide Bank, Ltd.	114,747	566,290
	Ava Risk Group, Ltd.	27,751	9,182
#	AVJennings, Ltd.	7,058,528	2,938,500
# *	AVZ Minerals, Ltd.	1,847,793	247,760
*	Axsesstoday, Ltd.	1,687	5
	Baby Bunting Group, Ltd.	473,116	2,279,815
#	Bank of Queensland, Ltd.	3,982,680	27,602,567
*	Bannerman Resources, Ltd.	189,736	20,224
	Bapcor, Ltd.	2,252,217	13,386,906
	Base Resources, Ltd.	393,323	83,363
	Beach Energy, Ltd.	7,632,087	7,397,535
	Bega Cheese, Ltd.	2,143,926	10,546,643
	Bell Financial Group, Ltd.	122,493	169,859
	Bendigo & Adelaide Bank, Ltd.	2,114,458	16,777,040
*	Berkeley Energia, Ltd.	27,600	11,874
	Bingo Industries, Ltd.	1,091,685	2,867,405
*	Bionomics, Ltd.	160,677	29,612
#	Blackmores, Ltd.	97,147	5,350,995
*	Botanix Pharmaceuticals, Ltd.	688,967	40,734
	Bravura Solutions, Ltd.	1,664,952	3,605,762
	Breville Group, Ltd.	821,653	16,454,862
	Brickworks, Ltd.	512,139	7,994,797
	BWX, Ltd.	587,374	2,123,253

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Byron Energy, Ltd.	89,192	$7,878
*	Calix, Ltd.	35,189	72,262
	Capitol Health, Ltd.	3,495,372	1,009,109
	Capral, Ltd.	2,800	15,732
#	Cardno, Ltd.	1,127,842	686,816
# *	Carnarvon Petroleum, Ltd.	3,381,086	674,378
	Carsales.com, Ltd.	1,191,399	18,200,604
#	Cash Converters International, Ltd.	2,766,362	491,181
# *	Catapult Group International, Ltd.	401,552	632,424
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	430,903	2,433,173
*	Central Petroleum, Ltd.	430,927	39,625
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	2,262,108	8,879,419
*	Champion Iron, Ltd.	543,145	2,834,077
*	City Chic Collective, Ltd.	187,917	674,927
#	Class, Ltd.	386,717	462,248
*	Clean Seas Seafood, Ltd.	87,730	43,096
	Cleanaway Waste Management, Ltd.	7,191,181	15,765,377
	Clinuvel Pharmaceuticals, Ltd.	111,897	2,496,833
#	Clover Corp., Ltd.	365,203	528,271
	Codan, Ltd.	670,501	9,181,902
# *	Collection House, Ltd.	2,084,920	353,532
	Collins Foods, Ltd.	745,683	6,526,777
# *	Cooper Energy, Ltd.	11,837,413	2,222,590
# *	Corporate Travel Management, Ltd.	650,080	9,212,851
	Costa Group Holdings, Ltd.	2,640,354	9,471,279
	Credit Corp. Group, Ltd.	495,925	11,035,227
	CSR, Ltd.	3,273,096	15,031,981
*	Dacian Gold, Ltd.	687,075	186,970
	Danakali Ltd.	41,670	16,617
	Data#3, Ltd.	962,073	4,593,266
*	Decmil Group, Ltd.	424,759	176,711
*	Deep Yellow, Ltd.	107,184	54,338
	Deterra Royalties, Ltd.	1,655,501	5,550,261
#	Dicker Data, Ltd.	240,674	1,941,914
*	Domain Holdings Australia, Ltd.	1,576,647	6,152,475
	Downer EDI, Ltd.	2,972,710	12,841,888
#	Eagers Automotive, Ltd.	775,292	9,329,389
# *	Eclipx Group, Ltd.	2,008,091	2,937,983
#	Elanor Investor Group	87,848	113,898
	Elders, Ltd.	1,232,076	11,545,413
# *	Electro Optic Systems Holdings, Ltd.	454,671	1,614,514
# *	Emeco Holdings, Ltd.	1,441,745	1,051,448
# *	EML Payments, Ltd.	179,249	783,976
	Enero Group, Ltd.	10,609	26,191
	EQT Holdings, Ltd.	99,023	1,865,635
*	Estia Health, Ltd.	1,663,088	3,143,058
	Euroz, Ltd.	116,329	143,009
#	EVENT Hospitality and Entertainment, Ltd.	546,035	5,361,625
*	FAR, Ltd.	12,771,552	40,338
	Finbar Group, Ltd.	222,050	139,811
	Fleetwood, Ltd.	368,897	719,934
# *	Flight Centre Travel Group, Ltd.	581,094	7,449,660
*	Fluence Corp., Ltd.	116,395	17,901
# *	Freedom Foods Group, Ltd.	362,595	114,233
#	G8 Education, Ltd.	5,593,566	4,296,301
# *	Galaxy Resources, Ltd.	3,083,972	9,241,743

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Genetic Signatures, Ltd.	8,967	$9,504
# *	Genex Power, Ltd.	799,280	147,578
	Genworth Mortgage Insurance Australia, Ltd.	1,615,764	3,393,836
*	Geopacific Resources, Ltd.	14,236	3,657
	Geopacific Resources, Ltd.	19,080	4,924
	Gold Road Resources, Ltd.	3,183,092	3,112,234
	GR Engineering Services, Ltd.	55,230	58,587
	GrainCorp, Ltd., Class A	1,547,172	6,087,229
	Grange Resources, Ltd.	524,857	230,422
*	Greenland Minerals, Ltd.	1,692,337	104,303
	GTN, Ltd.	15,394	5,198
	GUD Holdings, Ltd.	860,592	8,848,274
	GWA Group, Ltd.	1,820,263	4,190,902
	Hansen Technologies, Ltd.	1,293,047	5,669,146
	Healius, Ltd.	4,144,191	13,179,559
#	Helloworld Travel, Ltd.	51,370	73,458
*	Highfield Resources, Ltd.	160,730	93,780
*	Horizon Oil, Ltd.	714,889	45,817
*	Hot Chili, Ltd.	971,208	28,121
*	HT&E, Ltd.	1,686,962	2,323,915
#	HUB24, Ltd.	281,179	5,454,342
# *	Humm Group, Ltd.	2,755,893	1,889,092
*	IDM International, Ltd.	958	0
	IGO, Ltd.	3,925,542	22,430,682
	Iluka Resources, Ltd.	1,655,501	9,812,475
	Image Resources NL	371,646	48,186
	Imdex, Ltd.	2,400,019	3,489,446
# *	ImpediMed, Ltd.	417,437	36,689
*	Incitec Pivot, Ltd.	4,675,533	9,490,909
	Infomedia, Ltd.	2,776,535	3,360,516
#	Inghams Group, Ltd.	2,191,759	5,518,842
	Intega Group, Ltd.	1,127,842	441,494
	Integral Diagnostics, Ltd.	311,931	1,092,525
#	Integrated Research, Ltd.	611,969	1,197,355
#	InvoCare, Ltd.	1,056,358	9,200,755
# *	ioneer, Ltd.	361,132	111,964
	IOOF Holdings, Ltd.	3,815,495	10,717,038
	IPH, Ltd.	1,243,670	6,785,495
	IRESS, Ltd.	1,225,060	9,509,724
	IVE Group, Ltd.	543,358	572,566
*	Japara Healthcare, Ltd.	1,594,623	1,239,150
	JB Hi-Fi, Ltd.	90,086	3,204,807
	Johns Lyng Group, Ltd.	421,421	1,324,803
	Jumbo Interactive, Ltd.	208,843	2,254,713
	Juno Minerals, Ltd.	293,050	18,421
	Jupiter Mines, Ltd.	4,784,049	1,248,821
*	Karoon Energy, Ltd.	3,390,788	3,319,588
*	Kingsgate Consolidated, Ltd.	1,079,815	699,477
#	Kogan.com, Ltd.	292,389	2,486,399
	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	141,647	1,526,167
	Link Administration Holdings, Ltd.	1,829,185	7,008,715
# *	Livetiles, Ltd.	344,818	50,336
	Lovisa Holdings, Ltd.	162,203	1,815,606
# *	Lynas Rare Earths, Ltd.	5,868,035	24,710,818
	MACA, Ltd.	1,622,774	1,151,365
	Macmahon Holdings, Ltd.	5,344,671	780,663
*	Macquarie Telecom Group, Ltd.	2,399	95,860
*	Mayne Pharma Group, Ltd.	9,518,774	2,958,758

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	McMillan Shakespeare, Ltd.	490,350	$4,187,652
#	McPherson’s, Ltd.	653,702	768,657
	Medusa Mining, Ltd.	475,938	293,369
# *	Mesoblast, Ltd.	1,561,474	2,372,558
# *	Metals X, Ltd.	3,565,919	640,206
	Metcash, Ltd.	7,963,936	21,818,779
#	Michael Hill International, Ltd.	1,490,263	949,582
*	Millennium Minerals, Ltd.	1,065,474	0
	Mineral Resources, Ltd.	556,448	20,321,725
*	MMA Offshore, Ltd.	1,249,410	301,748
#	MNF Group, Ltd.	196,094	873,485
#	Moelis Australia, Ltd.	79,526	331,772
	Monadelphous Group, Ltd.	566,488	5,538,708
	Monash IVF Group, Ltd.	1,738,681	1,143,563
#	Money3 Corp., Ltd.	926,438	2,219,510
*	Morning Star Gold NL	332,749	0
#	Mortgage Choice, Ltd.	792,577	1,173,113
	Motorcycle Holdings, Ltd.	24,808	52,967
	Mount Gibson Iron, Ltd.	3,756,776	2,671,583
# *	Myanmar Metals, Ltd.	494,858	26,685
# *	Myer Holdings, Ltd.	3,707,181	897,204
	MyState, Ltd.	549,554	1,857,250
# *	Nanosonics, Ltd.	227,211	1,053,119
	Navigator Global Investments, Ltd.	892,324	1,046,767
*	nearmap, Ltd.	1,938,623	3,174,991
# *	Neometals, Ltd.	626,513	255,299
	Netwealth Group, Ltd.	406,590	4,653,997
*	New Century Resources, Ltd.	168,090	23,824
#	New Energy Solar, Ltd.	201,504	122,154
#	New Hope Corp., Ltd.	2,234,532	1,995,680
*	NEXTDC, Ltd.	1,046,671	9,308,421
	nib holdings, Ltd.	3,098,293	14,744,769
	Nick Scali, Ltd.	400,543	3,450,189
	Nickel Mines, Ltd.	626,222	545,932
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	20,455,027
	Northern Star Resources, Ltd.	451,498	3,627,531
	NRW Holdings, Ltd.	2,939,598	4,381,080
*	Nufarm, Ltd.	1,868,539	7,500,037
	Objective Corp., Ltd.	6,233	63,249
	OFX Group, Ltd.	1,813,799	1,680,565
*	Oklo Resources, Ltd.	202,639	21,755
	OM Holdings, Ltd.	342,290	243,977
	Omni Bridgeway, Ltd.	2,382,146	6,903,478
# *	oOh!media, Ltd.	3,082,993	4,048,863
*	Ora Banda Mining, Ltd.	674,394	116,342
*	Orbital Corp., Ltd.	16,624	12,379
# *	Orocobre, Ltd.	236,662	1,218,845
	Orora, Ltd.	6,339,374	15,511,229
	Over the Wire Holdings, Ltd.	16,080	57,231
	OZ Minerals, Ltd.	1,996,652	36,427,188
	Pacific Current Group, Ltd.	259,417	1,107,805
#	Pacific Smiles Group, Ltd.	272,678	600,512
	Pact Group Holdings, Ltd.	1,422,949	3,979,853
# *	Paladin Energy, Ltd.	1,591,886	500,859
*	Panoramic Resources, Ltd.	10,316,364	1,266,976
# *	Pantoro, Ltd.	1,023,926	164,913
# *	Peak Resources, Ltd.	224,220	15,467
	Peet, Ltd.	941,277	889,125
	Pendal Group, Ltd.	1,950,282	11,062,445

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	People Infrastructure, Ltd.	40,938	$142,060
	Perenti Global, Ltd.	4,835,224	4,047,709
	Perpetual, Ltd.	405,248	10,800,783
*	Perseus Mining, Ltd.	9,066,296	8,485,656
	Platinum Asset Management, Ltd.	2,013,396	7,310,030
*	Poseidon Nickel, Ltd.	643,832	32,027
	PPK Group, Ltd.	17,813	114,870
# *	Praemium, Ltd.	1,152,591	683,947
	Premier Investments, Ltd.	622,552	12,606,913
#	Pro Medicus, Ltd.	300,101	10,901,405
	Probiotec, Ltd.	7,178	11,376
	Propel Funeral Partners, Ltd.	63,076	152,870
	PSC Insurance Group, Ltd.	103,613	283,374
	PWR Holdings, Ltd.	219,449	1,012,420
	QANTM Intellectual Property, Ltd.	15,371	12,915
	Qube Holdings, Ltd.	674,969	1,562,905
*	Quickstep Holdings, Ltd.	134,452	6,002
	Ramelius Resources, Ltd.	4,758,357	6,169,291
*	ReadyTech Holdings, Ltd.	16,153	25,920
#	Reckon, Ltd.	391,834	241,336
*	Red 5, Ltd.	6,878,068	981,281
# *	Redbubble, Ltd.	126,785	398,846
	Redcape Hotel Group	111,772	86,992
#	Regis Healthcare, Ltd.	863,552	1,530,211
	Regis Resources, Ltd.	4,825,314	9,619,556
# *	Reject Shop, Ltd. (The)	116,216	540,499
	Reliance Worldwide Corp., Ltd.	4,342,033	16,457,882
#	Resimac Group, Ltd.	12,138	22,380
# *	Resolute Mining, Ltd.	8,007,059	2,977,582
*	Retail Food Group, Ltd.	4,257,582	241,641
#	Rhipe, Ltd.	298,914	454,409
*	Ridley Corp., Ltd.	1,862,695	1,531,056
*	RPMGlobal Holdings, Ltd.	255,411	288,460
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,249,475	6,394,472
	SeaLink Travel Group, Ltd.	369,244	2,867,388
	Select Harvests, Ltd.	880,705	4,163,087
#	Senex Energy, Ltd.	1,196,550	2,877,573
#	Servcorp, Ltd.	342,954	936,184
	Service Stream, Ltd.	2,572,185	2,030,889
# *	Seven West Media, Ltd.	3,002,337	1,093,368
	SG Fleet Group, Ltd.	452,859	1,060,453
	Shaver Shop Group, Ltd.	399,193	325,032
	Sigma Healthcare, Ltd.	6,192,917	2,854,662
*	Silver Lake Resources, Ltd.	6,142,732	8,174,842
*	Silver Mines, Ltd.	345,904	62,849
	Sims, Ltd.	1,162,937	14,098,859
	SmartGroup Corp., Ltd.	674,100	3,649,491
*	SomnoMed, Ltd.	25,160	37,778
	Southern Cross Electrical Engineering, Ltd.	75,077	29,073
*	Southern Cross Media Group, Ltd.	1,320,693	1,893,823
	Spark Infrastructure Group	11,933,662	20,154,884
# *	Speedcast International, Ltd.	1,497,915	0
*	Spirit Technology Solutions, Ltd.	64,859	18,933
#	SRG Global, Ltd.	330,321	114,002
	St Barbara, Ltd.	5,328,067	7,530,731
*	Star Entertainment Grp, Ltd. (The)	3,822,270	11,690,576
	Steadfast Group, Ltd.	5,683,479	18,233,883
# *	Strike Energy, Ltd.	2,946,889	846,073

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Sunland Group, Ltd.	1,211,896	$2,196,034
*	Sunrise Energy Metals, Ltd.	8,692	14,824
	Super Retail Group, Ltd.	1,139,326	10,464,575
# *	Superloop, Ltd.	810,076	646,981
*	Syrah Resources, Ltd.	2,676,718	2,415,319
#	Tassal Group, Ltd.	1,531,815	4,355,748
	Technology One, Ltd.	1,748,272	12,754,504
# *	Temple & Webster Group, Ltd.	138,534	1,134,081
*	Tiger Resources, Ltd.	9,447,997	1,456
	Tribune Resources, Ltd.	14,725	59,154
	United Malt Grp, Ltd.	1,771,214	6,230,819
	Virgin Australia Holdings, Ltd.	7,648,897	0
	Virtus Health, Ltd.	553,707	2,434,537
	Vita Group, Ltd.	618,108	393,848
	Viva Energy Group, Ltd.	3,953,539	5,936,755
# *	Vmoto, Ltd.	267,457	90,831
*	Vocus Group, Ltd.	4,091,642	17,247,422
# *	Wagners Holding Co., Ltd.	122,838	225,183
#	WAM Capital, Ltd.	692,131	1,239,536
# *	Webjet, Ltd.	2,056,935	7,856,400
	Western Areas, Ltd.	2,254,139	3,988,030
# *	Westgold Resources, Ltd.	2,414,524	3,987,601
*	Whitehaven Coal, Ltd.	4,887,743	4,785,354

TOTAL AUSTRALIA			1,186,381,546

CHINA — (0.2%)
*	FIH Mobile, Ltd.	21,218,000	2,995,366
	TK Group Holdings, Ltd.	1,342,000	584,974

TOTAL CHINA			3,580,340

HONG KONG — (20.8%)
*	Aceso Life Science Group, Ltd.	18,044,400	470,803
	Aeon Credit Service Asia Co., Ltd.	986,000	658,466
	Allied Group, Ltd.	13,040,000	5,752,759
	APAC Resources, Ltd.	3,766,513	633,514
# *	Apollo Future Mobility Group, Ltd.	8,436,000	498,211
# *	Applied Development Holdings, Ltd.	13,430,000	219,458
*	Arts Optical International Hldgs, Ltd.	614,000	58,863
	Asia Financial Holdings, Ltd.	2,404,908	1,177,499
*	Asia Standard Hotel Group, Ltd.	4,961,654	158,065
*	Asia Standard International Group, Ltd.	13,222,917	2,126,810
*	Asiasec Properties, Ltd.	1,737,000	278,636
#	ASM Pacific Technology, Ltd.	911,000	13,759,218
	Associated International Hotels, Ltd.	952,000	1,700,716
	Automated Systems Holdings, Ltd.	340,400	66,497
	Bel Global Resources Holdings, Ltd.	2,576,000	0
	Best Mart 360 Holdings, Ltd.	882,000	211,426
	BOC Aviation, Ltd.	292,000	2,628,416
	BOCOM International Holdings Co., Ltd.	943,000	210,795
	BOE Varitronix, Ltd.	3,807,293	1,937,723
	Bright Smart Securities & Commodities Group, Ltd.	536,000	143,926
	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,156
	Build King Holdings, Ltd.	440,000	63,899
*	Burwill Holdings, Ltd.	37,300,960	63,867
#	Cafe de Coral Holdings, Ltd.	3,090,000	6,707,407
*	Cathay Pacific Airways, Ltd.	189,000	166,197
	Century City International Holdings, Ltd.	7,111,460	402,817
#	CGN Mining Co., Ltd.	5,570,000	495,392

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chen Hsong Holdings	1,296,000	$399,357
	Cheuk Nang Holdings, Ltd.	771,714	282,407
	Chevalier International Holdings, Ltd.	820,989	1,018,982
*	China Baoli Technologies Holdings, Ltd.	1,147,500	6,795
*	China Best Group Holding, Ltd.	849,999	38,657
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	402,940
*	China Energy Development Holdings, Ltd.	59,474,000	755,860
	China Motor Bus Co., Ltd.	71,600	967,675
*	China Solar Energy Holdings, Ltd.	1,669,500	7,254
# *	China Star Entertainment, Ltd.	11,170,000	2,058,321
*	China Strategic Holdings, Ltd.	80,821,250	1,389,124
*	China Tonghai International Financial, Ltd.	1,300,000	43,727
	Chinese Estates Holdings, Ltd.	3,043,000	1,504,553
	Chinney Investments, Ltd.	1,180,000	282,918
	Chong Hing Bank, Ltd.	244,000	321,898
	Chow Sang Sang Holdings International, Ltd.	2,417,000	4,108,736
	Chuang’s China Investments, Ltd.	8,811,407	506,042
	Chuang’s Consortium International, Ltd.	7,519,043	1,043,942
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,985,668
#	CK Life Sciences Intl Holdings, Inc.	18,634,000	1,892,201
#	CMBC Capital Holdings, Ltd.	17,640,000	239,803
	CNQC International Holdings, Ltd.	2,562,500	268,322
	CNT Group, Ltd.	7,979,264	394,881
#	Convenience Retail Asia, Ltd.	1,026,000	93,727
# *	Convoy Global Holdings, Ltd.	38,622,000	155,627
	Crystal International Group, Ltd.	38,000	20,011
#	CSI Properties, Ltd.	47,866,383	1,505,214
	Dah Sing Banking Group, Ltd.	3,977,516	4,359,936
	Dah Sing Financial Holdings, Ltd.	1,509,744	4,875,957
	Dickson Concepts International, Ltd.	1,620,500	854,074
# *	Digital Domain Holdings, Ltd.	2,310,000	20,809
*	Dingyi Group Investment, Ltd.	300,000	3,316
	Dynamic Holdings, Ltd.	96,000	172,399
	Eagle Nice International Holdings, Ltd.	2,194,000	1,286,436
	EC Healthcare	1,377,097	1,654,059
	EcoGreen International Group, Ltd.	1,994,640	497,008
*	Emperor Capital Group, Ltd.	31,611,000	540,477
	Emperor Entertainment Hotel, Ltd.	4,840,000	765,247
	Emperor International Holdings, Ltd.	10,584,753	1,508,300
*	Emperor Watch & Jewellery, Ltd.	34,460,000	683,885
*	Energy International Investments Holdings, Ltd.	1,960,000	17,768
*	ENM Holdings, Ltd.	16,260,000	1,336,982
*	Esprit Holdings, Ltd.	16,205,325	1,603,945
*	Eternity Investment, Ltd.	820,000	25,702
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,869,989
	Far East Consortium International, Ltd.	12,296,827	4,350,124
	First Pacific Co., Ltd.	15,728,000	5,390,879
*	First Shanghai Investments, Ltd.	5,568,000	236,138
#	Fosun Tourism Group.	25,200	39,756
	Fountain SET Holdings, Ltd.	6,594,000	975,745
	Four Seas Mercantile Holdings, Ltd.	610,000	202,442
*	Freeman Fintech Corp., Ltd.	13,680,000	29,763
	FSE Services Group, Ltd.	91,000	60,795
	GDH Guangnan Holdings., Ltd.	2,083,600	179,434
*	Genting Hong Kong, Ltd.	2,702,000	201,468
	Get Nice Financial Group, Ltd.	2,438,600	326,332
	Giordano International, Ltd.	8,494,000	1,702,957
	Glorious Sun Enterprises, Ltd.	3,932,000	420,343

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Gold Peak Industries Holdings, Ltd.	3,029,642	$293,310
	Golden Resources Development International, Ltd.	4,082,500	335,853
	Goldin Financial Holdings, Ltd.	9,580,000	0
*	Good Resources Holdings, Ltd.	6,860,000	28,172
*	Goodbaby International Holdings, Ltd.	6,163,000	1,473,467
	Great Eagle Holdings, Ltd.	1,068,349	3,762,692
# *	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	23,997
*	Greentech Technology International, Ltd.	8,860,000	103,662
*	G-Resources Group, Ltd.	178,620,600	1,105,147
	Guoco Group, Ltd.	2,000	24,092
	Guotai Junan International Holdings, Ltd.	31,755,797	5,739,354
#	Haitong International Securities Group, Ltd.	21,115,400	6,635,834
	Hang Lung Group, Ltd.	2,564,000	6,726,134
	Hanison Construction Holdings, Ltd.	2,713,649	463,873
*	Hans Energy Co., Ltd.	352,000	17,029
#	Harbour Centre Development, Ltd.	935,500	979,909
	HKBN, Ltd.	3,773,500	5,516,638
	HKR International, Ltd.	7,149,369	2,957,539
	Hon Kwok Land Investment Co., Ltd.	388,800	171,726
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	778,453
	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	3,655,654
	Hongkong Chinese, Ltd.	5,038,000	430,289
	Honma Golf, Ltd.	1,060,000	584,809
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,507
	Hung Hing Printing Group, Ltd.	3,040,000	524,274
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,164,000	2,556,188
*	Hypebeast, Ltd.	2,320,000	356,108
	Hysan Development Co., Ltd.	2,192,000	8,251,940
# *	I-CABLE Communications, Ltd.	4,080,000	36,699
	IGG, Inc.	9,421,000	15,880,094
*	Imagi International Holdings, Ltd.	2,220,984	530,208
	International Housewares Retail Co., Ltd.	2,042,000	716,559
	IPE Group, Ltd.	3,345,000	288,271
*	IRC, Ltd.	37,862,266	1,216,959
#	ITC Properties Group, Ltd.	6,237,292	868,082
	Jacobson Pharma Corp., Ltd.	3,616,000	363,094
*	JBM Healthcare, Ltd.	452,000	66,336
	Johnson Electric Holdings, Ltd.	2,863,992	7,610,994
	K Wah International Holdings, Ltd.	1,588,000	790,232
*	Kader Holdings Co., Ltd.	378,000	21,505
	Kam Hing International Holdings, Ltd.	1,248,000	61,970
	Karrie International Holdings, Ltd.	2,440,000	576,786
	Keck Seng Investments Hong Kong, Ltd.	912,600	387,105
	Kerry Logistics Network, Ltd.	4,063,500	12,197,244
	Kerry Properties, Ltd.	1,944,000	6,549,934
	Kingmaker Footwear Holdings, Ltd.	1,878,955	228,672
	Kowloon Development Co., Ltd.	3,133,000	3,680,752
*	Kwoon Chung Bus Holdings, Ltd.	44,000	13,689
*	Lai Sun Development Co., Ltd.	1,976,896	1,572,212
*	Lai Sun Garment International, Ltd.	665,530	498,490
	Lam Soon Hong Kong, Ltd.	325,310	661,974
*	Landing International Development, Ltd.	6,932,800	281,475
	Landsea Green Properties Co., Ltd.	3,016,000	189,588
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,960,750	575,870
*	Lifestyle International Holdings, Ltd.	3,713,000	3,008,100
	Lippo China Resources, Ltd.	17,982,000	302,579
	Lippo, Ltd.	1,161,700	341,757
	Liu Chong Hing Investment, Ltd.	1,531,200	1,575,944

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	L’Occitane International SA	2,278,500	$6,546,274
	Luk Fook Holdings International, Ltd.	3,704,000	9,256,746
	Lung Kee Bermuda Holdings	1,521,875	736,971
	Magnificent Hotel Investment, Ltd.	13,170,000	196,736
	Man Wah Holdings, Ltd.	6,540,800	13,693,408
*	Mason Group Holdings, Ltd.	111,713,399	500,914
	Master Glory Group, Ltd.	972,981	6,113
	Matrix Holdings, Ltd.	1,067,414	283,401
	MECOM Power and Construction, Ltd.	1,716,000	987,145
	Melbourne Enterprises, Ltd.	39,500	807,191
	Melco International Development, Ltd.	2,383,000	4,726,488
	MGM China Holdings, Ltd.	150,800	248,053
# *	MH Development, Ltd.	3,238,000	90,665
*	Midland Holdings, Ltd.	3,239,987	445,039
	Ming Fai International Holdings, Ltd.	1,728,000	157,666
	Miramar Hotel & Investment	1,144,000	2,239,760
	Modern Dental Group, Ltd.	2,865,000	1,451,064
	NagaCorp., Ltd.	674,000	720,435
#	Nameson Holdings, Ltd.	7,744,000	647,553
	Nanyang Holdings, Ltd.	133,500	716,172
	National Electronics Hldgs	2,668,600	374,818
*	National United Resources Holdings, Ltd.	18,280,000	62,598
*	Neo-Neon Holdings, Ltd.	2,315,500	149,355
# *	NewOcean Energy Holdings, Ltd.	7,246,000	520,476
#	Nissin Foods Co., Ltd.	904,000	685,828
	NWS Holdings, Ltd.	5,148,000	5,681,495
	Oriental Watch Holdings	2,669,120	1,027,862
# *	Oshidori International Holdings, Ltd.	20,024,400	1,492,443
	Pacific Andes International Holdings, Ltd.	19,435,067	68,555
	Pacific Basin Shipping, Ltd.	33,421,000	11,711,038
*	Pacific Century Premium Developments, Ltd.	354,240	32,876
	Pacific Textiles Holdings, Ltd.	8,088,000	5,165,154
	Pak Fah Yeow International, Ltd.	5,000	1,162
	Paliburg Holdings, Ltd.	3,180,830	887,034
*	Paradise Entertainment, Ltd.	3,672,000	710,128
*	PC Partner Group, Ltd.	1,932,000	970,615
#	PCCW, Ltd.	10,624,545	6,146,844
#	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	10,359
#	Pentamaster International, Ltd.	736,000	158,557
	Perfect Shape Medical, Ltd.	3,452,000	3,048,816
	Pico Far East Holdings, Ltd.	5,214,000	918,879
*	Planetree International Development, Ltd.	76,000	7,587
	Playmates Holdings, Ltd.	7,082,000	847,214
	Plover Bay Technologies, Ltd.	2,032,000	386,124
	Pokfulam Development Co., Ltd.	112,000	167,646
	Polytec Asset Holdings, Ltd.	21,978,136	4,135,528
*	PT International Development Co., Ltd.	8,345,150	413,769
	Public Financial Holdings, Ltd.	2,880,000	870,119
*	PYI Corp., Ltd.	4,005,194	194,282
	PYXIS Group, Ltd.	1,936,000	0
	Regal Hotels International Holdings, Ltd.	2,953,800	1,579,389
	Regina Miracle International Holdings, Ltd.	1,983,000	583,682
*	Renco Holdings Group, Ltd.	103,000	2,933
# *	Sa Sa International Holdings, Ltd.	5,060,960	1,200,559
	Safety Godown Co., Ltd.	1,200,000	518,323
	SAS Dragon Holdings, Ltd.	2,182,000	904,213
	SEA Holdings, Ltd.	1,711,523	1,793,463
*	Shangri-La Asia, Ltd.	2,748,000	2,616,021

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Shenwan Hongyuan HK, Ltd.	3,586,250	$470,012
	Shun Ho Property Investments, Ltd.	1,254,757	210,193
	Shun Tak Holdings, Ltd.	11,755,419	3,758,718
*	Sincere Watch Hong Kong, Ltd.	4,450,000	40,306
	Sing Pao Media Enterprises	250,511	0
*	Sing Tao News Corp., Ltd.	1,974,000	225,307
#	Singamas Container Holdings, Ltd.	9,506,000	768,294
	SITC International Holdings Co., Ltd.	6,142,000	23,403,591
	SmarTone Telecommunications Holdings, Ltd.	2,175,481	1,283,605
*	Solomon Systech International, Ltd.	10,960,000	1,196,068
	Soundwill Holdings, Ltd.	600,500	664,135
*	South China Holdings Co., Ltd.	17,774,503	275,541
	Stella International Holdings, Ltd.	2,620,000	3,228,160
# *	Summit Ascent Holdings, Ltd.	7,556,000	757,198
	Sun Hung Kai & Co., Ltd.	5,271,429	2,713,269
	SUNeVision Holdings, Ltd.	2,464,000	2,542,483
	TAI Cheung Holdings, Ltd.	2,345,000	1,467,542
	Tai Sang Land Development, Ltd.	798,910	430,542
#	Tan Chong International, Ltd.	1,176,000	308,689
#	Tao Heung Holdings, Ltd.	1,396,000	183,550
	Television Broadcasts, Ltd.	2,082,600	2,278,526
*	Termbray Industries International Holdings, Ltd.	1,314,900	51,503
	Texwinca Holdings, Ltd.	4,870,000	1,115,125
*	Theme International Holdings, Ltd.	5,990,000	549,531
	Tian Teck Land, Ltd.	1,024,000	726,253
*	TOM Group, Ltd.	224,000	11,687
# *	Town Health International Medical Group, Ltd.	3,656,115	152,971
	Tradelink Electronic Commerce, Ltd.	6,206,000	998,178
	Transport International Holdings, Ltd.	1,590,602	3,315,304
	United Laboratories International Holdings, Ltd. (The)	6,644,000	5,441,745
*	Universal Technologies Holdings, Ltd.	1,730,000	75,928
	Untrade CW Group Holdings	1,361,500	7,589
*	Up Energy Development Group, Ltd.	3,929,000	12,241
	Value Partners Group, Ltd.	5,237,000	3,705,915
	Vanke Overseas Investment Holding Co., Ltd.	16,000	5,398
	Vedan International Holdings, Ltd.	3,576,000	377,873
	Vitasoy International Holdings, Ltd.	2,549,000	9,842,704
#	VPower Group International Holdings, Ltd.	1,815,000	418,053
	VSTECS Holdings, Ltd.	6,665,600	6,586,759
	VTech Holdings, Ltd.	1,438,200	13,161,923
	Wai Kee Holdings, Ltd.	7,038,738	3,821,472
	Wang On Group, Ltd.	41,740,000	360,191
*	Wealthking Investments, Ltd.	8,104,000	889,068
	Wing On Co. International, Ltd.	759,000	1,696,708
#	Wing Tai Properties, Ltd.	2,187,331	1,296,334
*	YGM Trading, Ltd.	252,000	66,550
	YT Realty Group, Ltd.	1,968,124	456,738
	YTO Express Holdings, Ltd.	424,000	277,344
	Yue Yuen Industrial Holdings, Ltd.	2,179,500	5,454,761
# *	Yunfeng Financial Group, Ltd.	612,000	233,588
#	Zensun Enterprises, Ltd.	2,770,000	199,461
*	Zhaobangji Properties Holdings, Ltd.	856,000	77,011

TOTAL HONG KONG			424,576,640

NEW ZEALAND — (6.2%)
# *	AFT Pharmaceuticals, Ltd.	3,642	12,158
*	Air New Zealand, Ltd.	275,554	342,375
#	Arvida Group, Ltd.	824,120	1,058,749
	Briscoe Group, Ltd.	23,531	94,731

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus, Ltd.	2,980,874	$14,459,866
	Colonial Motor Co., Ltd. (The)	144,588	923,870
# *	Comvita, Ltd.	44,950	112,009
	Delegat Group, Ltd.	2,191	22,991
# *	Eroad, Ltd.	24,092	97,571
	Fletcher Building, Ltd.	459,102	2,386,834
	Freightways, Ltd.	984,862	7,842,104
#	Genesis Energy, Ltd.	1,887,239	4,640,005
# *	Gentrack Group, Ltd.	71,302	79,883
#	Hallenstein Glasson Holdings, Ltd.	326,057	1,715,377
	Heartland Group Holdings, Ltd.	2,062,108	2,664,708
	Infratil, Ltd.	3,887,656	19,788,871
	Investore Property, Ltd.	551,549	826,787
*	Kathmandu Holdings, Ltd.	2,598,560	2,691,849
	Mainfreight, Ltd.	257,292	13,333,178
*	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	676,011
	Napier Port Holdings, Ltd.	4,374	11,133
# *	NEW Zealand King Salmon Investments, Ltd.	63,420	75,426
# *	New Zealand Refining Co., Ltd. (The)	965,490	358,009
*	NZME, Ltd.	945,851	531,509
#	NZX, Ltd.	1,472,662	2,178,946
	Oceania Healthcare, Ltd.	731,257	704,269
# *	Pacific Edge, Ltd.	690,799	566,580
	PGG Wrightson, Ltd.	120,785	289,450
*	Plexure Group, Ltd.	27,580	14,995
	Port of Tauranga, Ltd.	38,375	203,077
*	Pushpay Holdings, Ltd.	2,872,279	3,761,039
*	Rakon, Ltd.	10,547	6,794
*	Restaurant Brands New Zealand, Ltd.	171,783	1,608,215
	Richina Pacific, Ltd.	274,180	0
#	Sanford, Ltd.	394,135	1,304,993
#	Scales Corp., Ltd.	462,215	1,507,481
	Scott Technology, Ltd.	47,518	84,023
*	Serko, Ltd.	77,482	375,946
	Skellerup Holdings, Ltd.	806,301	2,678,000
*	SKY Network Television, Ltd.	2,934,721	356,683
*	SKYCITY Entertainment Group, Ltd.	5,101,527	13,027,823
	Steel & Tube Holdings, Ltd.	575,667	477,314
	Summerset Group Holdings, Ltd.	1,386,567	12,057,084
*	Synlait Milk, Ltd.	449,820	1,053,898
# *	Tourism Holdings, Ltd.	712,961	1,313,203
*	TOWER, Ltd.	2,393,845	1,488,975
#	Trustpower, Ltd.	252,846	1,596,098
#	Turners Automotive Group, Ltd.	66,610	176,277
	Vector, Ltd.	90,538	269,727
*	Vista Group International, Ltd.	458,004	799,468
	Warehouse Group, Ltd. (The)	360,516	880,422
*	Z Energy, Ltd.	1,809,064	3,461,269

TOTAL NEW ZEALAND			126,988,053

SINGAPORE — (11.0%)
*	Abterra, Ltd.	230,321	1,264
	Accordia Golf Trust	5,267,200	84,307
	AEM Holdings, Ltd.	798,900	2,453,963
#	Amara Holdings, Ltd.	974,800	283,121
	Ascendas India Trust	5,731,200	6,106,391
#	Avarga, Ltd.	2,722,000	675,019
# *	Banyan Tree Holdings, Ltd.	783,400	197,193
#	Best World International, Ltd.	2,911,550	553,102

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Bonvests Holdings, Ltd.	950,000	$706,675
	Boustead Singapore, Ltd.	2,320,982	1,758,294
	Bukit Sembawang Estates, Ltd.	1,236,103	4,371,265
#	Bund Center Investment, Ltd.	659,825	278,546
#	Centurion Corp., Ltd.	1,405,100	364,301
#	China Aviation Oil Singapore Corp., Ltd.	2,708,399	2,294,477
	China Sunsine Chemical Holdings, Ltd.	3,917,000	1,658,179
#	Chip Eng Seng Corp., Ltd.	3,894,900	1,431,359
	Chuan Hup Holdings, Ltd.	3,937,600	664,920
	Civmec, Ltd.	162,700	67,320
	ComfortDelGro Corp., Ltd.	10,328,200	13,326,308
# *	COSCO Shipping International Singapore Co., Ltd.	7,065,000	1,748,738
# *	Creative Technology, Ltd.	321,100	642,713
	CSE Global, Ltd.	2,713,000	1,159,741
#	Del Monte Pacific, Ltd.	2,230,164	568,474
#	Delfi, Ltd.	979,700	643,910
	DMX Technologies Group, Ltd.	2,096,000	0
# *	Ezion Holdings, Ltd.	9,845,878	59,930
# *	Ezra Holdings, Ltd.	8,161,986	12,635
#	Far East Orchard, Ltd.	1,249,303	1,069,646
#	First Resources, Ltd.	5,615,400	6,453,501
#	First Sponsor Group, Ltd.	484,728	512,799
#	Food Empire Holdings, Ltd.	1,473,700	1,049,318
# *	Fragrance Group, Ltd.	6,077,000	534,402
	Fraser and Neave, Ltd.	241,400	266,842
	Frasers Property, Ltd.	93,500	86,968
	Frencken Group, Ltd.	2,124,300	2,484,796
#	Fu Yu Corp., Ltd.	3,824,600	903,672
# *	Gallant Venture, Ltd.	5,262,600	514,724
*	Geo Energy Resources, Ltd.	3,837,000	618,323
#	GK Goh Holdings, Ltd.	1,484,065	1,109,902
	Golden Agri-Resources, Ltd.	38,086,600	7,143,738
*	Golden Energy & Resources, Ltd.	603,700	70,657
*	GP Industries, Ltd.	875,409	396,470
#	GuocoLand, Ltd.	1,932,314	2,408,756
# *	Halcyon Agri Corp., Ltd.	1,635,533	336,188
#	Hanwell Holdings, Ltd.	1,765,919	657,040
#	Haw Par Corp., Ltd.	385,000	3,815,863
#	Hiap Hoe, Ltd.	498,000	246,282
	Ho Bee Land, Ltd.	1,656,200	3,397,003
#	Hong Fok Corp., Ltd.	3,566,294	2,390,573
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,025,000	1,577,959
#	Hong Leong Finance, Ltd.	1,002,000	1,895,665
	Hotel Grand Central, Ltd.	1,599,783	1,309,722
	Hour Glass, Ltd. (The)	1,879,432	1,334,153
#	HRnetgroup, Ltd.	130,100	63,518
	Hutchison Port Holdings Trust	25,256,400	6,301,042
	Hwa Hong Corp., Ltd.	2,123,500	478,800
# *	Hyflux, Ltd.	3,707,700	463,062
	iFAST Corp., Ltd.	956,000	4,808,994
*	Indofood Agri Resources, Ltd.	3,097,300	756,225
#	ISDN Holdings, Ltd.	374,200	191,790
#	Japfa, Ltd.	3,244,210	2,227,904
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	8,036,338
	Koufu Group, Ltd.	172,700	87,554
	KSH Holdings, Ltd.	1,278,300	354,821

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# *	Lian Beng Group, Ltd.	2,957,600	$1,122,237
#	Low Keng Huat Singapore, Ltd.	949,800	356,401
# *	Mandarin Oriental International, Ltd.	1,497,700	2,914,840
	Metro Holdings, Ltd.	3,069,792	1,738,936
	Mewah International, Inc.	89,000	28,334
#	Micro-Mechanics Holdings, Ltd.	84,500	211,255
# *	Midas Holdings, Ltd.	8,576,553	232,016
# *	mm2 Asia, Ltd.	7,042,000	352,304
#	NetLink NBN Trust	4,453,100	3,244,457
#	NSL, Ltd.	409,900	286,271
# *	Oceanus Group, Ltd.	8,888,300	260,147
#	OUE, Ltd.	2,207,800	2,435,478
#	Oxley Holdings, Ltd.	8,016,663	1,531,946
	Pan-United Corp., Ltd.	2,435,750	604,090
#	Q&M Dental Group Singapore, Ltd.	2,102,100	987,327
#	QAF, Ltd.	1,665,280	1,275,187
*	Raffles Education Corp., Ltd.	3,856,223	579,177
	Raffles Medical Group, Ltd.	7,832,632	6,766,911
	Riverstone Holdings, Ltd.	2,862,600	3,116,447
#	Roxy-Pacific Holdings, Ltd.	505,740	134,864
# *	SATS, Ltd.	1,492,200	4,539,776
#	SBS Transit, Ltd.	855,500	2,029,228
	Sembcorp Industries, Ltd.	7,106,600	11,296,543
# *	Sembcorp Marine, Ltd.	44,540,812	7,007,777
#	Sheng Siong Group, Ltd.	5,499,100	6,396,093
	SHS Holdings, Ltd.	2,175,300	262,754
#	SIA Engineering Co., Ltd.	2,031,100	3,472,956
#	SIIC Environment Holdings, Ltd.	5,890,920	1,041,052
	Sinarmas Land, Ltd.	7,118,700	1,605,512
	Sing Holdings, Ltd.	1,579,500	451,132
	Sing Investments & Finance, Ltd.	350,675	379,180
#	Singapore Post, Ltd.	12,106,600	6,999,011
#	Singapore Press Holdings, Ltd.	7,633,400	10,539,570
	Singapore Reinsurance Corp., Ltd.	1,514,530	401,089
	Singapore Shipping Corp., Ltd.	1,640,700	339,531
#	Stamford Land Corp., Ltd.	3,297,700	1,026,734
#	StarHub, Ltd.	5,997,300	6,076,997
	Straco Corp., Ltd.	130,000	55,612
	Straits Trading Co., Ltd.	54,500	112,925
# *	Swiber Holdings, Ltd.	2,895,250	44,383
#	Tuan Sing Holdings, Ltd.	5,503,116	1,547,638
	UMS Holdings, Ltd.	2,839,175	3,062,763
	United Industrial Corp., Ltd.	141,069	297,596
	United Overseas Insurance, Ltd.	181,850	977,323
	UOB-Kay Hian Holdings, Ltd.	2,318,060	3,064,553
#	Valuetronics Holdings, Ltd.	3,079,850	1,465,703
#	Vicom, Ltd.	568,400	930,419
	Wee Hur Holdings, Ltd.	2,769,000	436,719
#	Wing Tai Holdings, Ltd.	4,165,367	6,001,753
	Yangzijiang Shipbuilding Holdings, Ltd.	6,701,300	7,191,594
#	Yeo Hiap Seng, Ltd.	223,731	152,786

TOTAL SINGAPORE			225,852,482

UNITED STATES — (0.5%)
*	Samsonite International SA	5,346,000	9,893,990

TOTAL COMMON STOCKS			1,977,273,051

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
# *	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	$0
*	First Sponsor Group, Ltd. Warrants 03/21/29	74,981	15,917

TOTAL SINGAPORE			15,917

TOTAL INVESTMENT SECURITIES (Cost $1,623,428,559)			1,977,288,968

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@ §	The DFA Short Term Investment Fund	5,796,676	67,067,542

TOTAL INVESTMENTS — (100.0%) (Cost $1,690,491,812)			$2,044,356,510

SA Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$23,345	$1,186,358,201	—	$1,186,381,546
China	—	3,580,340	—	3,580,340
Hong Kong	1,904,158	422,672,482	—	424,576,640
New Zealand	—	126,988,053	—	126,988,053
Singapore	—	225,852,482	—	225,852,482
United States	—	9,893,990	—	9,893,990
Rights/Warrants
Singapore	—	15,917	—	15,917
Securities Lending Collateral	—	67,067,542	—	67,067,542

TOTAL	$1,927,503	$2,042,429,007	—	$2,044,356,510

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.8%)
*	4imprint Group P.L.C.	156,716	$5,085,733
	Airtel Africa P.L.C.	207,216	218,535
*	Ascential P.L.C.	690,799	3,320,280
	Bloomsbury Publishing P.L.C.	281,100	1,171,039
*	Centaur Media P.L.C.	254,249	149,962
# *	Cineworld Group P.L.C.	4,430,942	5,922,999
	Daily Mail & General Trust P.L.C., Class A	950,435	11,802,048
	Euromoney Institutional Investor P.L.C.	685,458	9,409,166
*	Frontier Developments P.L.C.	31,491	1,402,693
	Future P.L.C.	149,013	4,855,422
	Gamma Communications P.L.C.	78,686	1,980,449
*	Helios Towers P.L.C.	65,800	155,798
# *	Hyve Group P.L.C.	1,415,227	2,346,321
*	Kin & Carta P.L.C.	615,086	1,504,084
*	Next Fifteen Communications Group P.L.C.	31,810	385,682
*	Reach P.L.C.	2,322,326	7,053,157
	STV Group P.L.C.	4,918	24,373

TOTAL COMMUNICATION SERVICES			56,787,741

CONSUMER DISCRETIONARY — (20.2%)
	888 Holdings P.L.C.	1,951,306	11,509,667
*	AO World P.L.C.	169,217	650,713
*	Aston Martin Lagonda Global Holdings P.L.C.	10,743	287,786
	Bellway P.L.C.	502,596	25,072,029
*	Card Factory P.L.C.	877,458	1,048,161
	Coats Group P.L.C.	2,324,447	1,874,904
*	Countryside Properties P.L.C.	2,832,364	20,299,253
*	Crest Nicholson Holdings P.L.C.	1,778,594	10,041,440
#	Debenhams P.L.C.	6,862,458	0
# *	DFS Furniture P.L.C.	1,195,713	4,390,056
# *	Dignity P.L.C.	211,780	2,062,265
*	Dixons Carphone P.L.C.	4,817,884	9,272,368
	Domino’s Pizza Group P.L.C.	3,262,553	17,213,369
	Dunelm Group P.L.C.	631,080	12,852,121
*	Frasers Group P.L.C.	1,382,806	9,837,654
*	Fuller Smith & Turner P.L.C., Class A	146,090	1,796,312
	Games Workshop Group P.L.C.	193,412	28,980,502
	Gamesys Group P.L.C.	420,215	11,251,331
*	Greggs P.L.C.	617,131	20,136,455
*	Gym Group P.L.C. (The)	829,150	3,007,220
*	Halfords Group P.L.C.	1,210,607	6,296,122
*	Headlam Group P.L.C.	483,741	3,073,022
	Henry Boot P.L.C.	520,199	1,972,613
*	Hollywood Bowl Group P.L.C.	251,577	825,792
*	Hostelworld Group P.L.C.	163,985	235,882
*	Inchcape P.L.C.	2,476,466	26,730,283
*	J D Wetherspoon P.L.C.	502,787	9,283,383
*	Joules Group P.L.C.	3,586	12,497
*	Lookers P.L.C.	1,317,719	1,206,696
*	Marks & Spencer Group P.L.C.	6,541,954	14,271,591
*	Marston’s P.L.C.	4,260,985	5,696,806
*	Mitchells & Butlers P.L.C.	2,031,189	8,841,354
	MJ Gleeson P.L.C.	229,777	2,729,831

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Moneysupermarket.com Group P.L.C.	3,293,217	$12,419,244
*	Motorpoint group P.L.C.	51,520	185,078
# *	N Brown Group P.L.C.	948,958	857,515
*	On the Beach Group P.L.C.	754,984	4,314,000
*	Pendragon P.L.C.	3,929,452	984,920
	Pets at Home Group P.L.C.	3,140,708	19,273,198
*	Photo-Me International P.L.C.	1,373,922	1,318,389
*	Playtech P.L.C.	1,921,379	12,344,168
*	PPHE Hotel Group, Ltd.	13,340	313,455
*	Rank Group P.L.C.	995,392	2,679,503
	Redrow P.L.C.	1,486,211	14,186,387
*	Restaurant Group P.L.C. (The)	684,545	1,134,092
*	Sportech P.L.C.	408,363	165,895
*	SSP Group P.L.C.	4,008,906	17,738,100
*	Studio Retail Group P.L.C.	214,649	888,653
# *	Superdry P.L.C.	294,916	1,144,736
# *	Ted Baker P.L.C.	132,072	299,666
*	TEN Entertainment Group P.L.C.	5,930	19,362
#	Thomas Cook Group P.L.C.	6,366,734	0
	TI Fluid Systems P.L.C.	128,432	527,264
*	Topps Tiles P.L.C.	785,944	758,303
# *	TUI AG	185,770	1,109,905
*	Vertu Motors P.L.C.	845,742	531,205
	Vistry Group P.L.C.	952,828	16,287,453
	Vitec Group P.L.C. (The)	208,551	4,046,800
	Vivo Energy P.L.C.	314,238	434,263
*	Watches of Switzerland Group P.L.C.	47,371	479,660
*	WH Smith P.L.C.	637,672	15,932,995
*	Wickes Group P.L.C.	1,449,665	5,004,147
*	Young & Co’s Brewery P.L.C., Class A	1,370	26,224

TOTAL CONSUMER DISCRETIONARY			408,164,058

CONSUMER STAPLES — (6.5%)
*	A.G. Barr P.L.C.	717,784	5,040,860
	Anglo-Eastern Plantations P.L.C.	122,466	1,103,361
	Bakkavor Group P.L.C.	102,612	188,217
	Britvic P.L.C.	1,587,277	19,370,774
*	C&C Group P.L.C.	574,038	2,349,343
	Carr’s Group P.L.C.	349,511	752,845
	Cranswick P.L.C.	369,967	19,083,855
	Devro P.L.C.	1,117,100	3,163,008
	Fevertree Drinks P.L.C.	610,917	21,174,868
*	Greencore Group P.L.C.	3,515,474	7,714,184
	Hilton Food Group P.L.C.	280,677	4,776,192
	McBride P.L.C.	864,018	1,122,075
*	Naked Wines P.L.C.	221,368	2,572,838
	Nichols P.L.C.	2,884	57,823
*	Premier Foods P.L.C.	4,230,712	5,699,043
	PZ Cussons P.L.C.	1,705,648	6,217,753
	Stock Spirits Group P.L.C.	1,165,567	4,397,708
	Tate & Lyle P.L.C.	2,485,218	27,492,874

TOTAL CONSUMER STAPLES			132,277,621

ENERGY — (2.1%)
#	Afren P.L.C.	5,446,344	0
	Cairn Energy P.L.C.	3,285,747	7,705,300
	Diversified Gas & Oil P.L.C.	863,622	1,454,964
*	EnQuest P.L.C.	9,505,888	2,217,901

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Genel Energy P.L.C.	814,940	$1,834,585
*	Gulf Keystone Petroleum, Ltd.	1,352,661	3,316,470
*	Harbour Energy P.L.C.	5,196,268	1,461,756
	Hunting P.L.C.	926,978	3,145,373
# *	Hurricane Energy P.L.C.	1,417,074	21,917
*	John Wood Group P.L.C.	3,617,223	14,062,907
*	Lamprell P.L.C.	1,293,820	1,125,211
*	Petrofac, Ltd.	894,675	1,625,252
*	Pharos Energy P.L.C.	1,027,575	375,251
# *	Rockhopper Exploration P.L.C.	217,956	26,694
	Serica Energy P.L.C.	107,470	176,269
# *	Tullow Oil P.L.C.	4,881,892	3,643,005

TOTAL ENERGY			42,192,855

FINANCIALS — (14.9%)
	AJ Bell P.L.C.	123,758	759,285
*	Allied Minds P.L.C.	211,640	68,810
*	Arrow Global Group P.L.C.	940,076	3,956,851
#	Ashmore Group P.L.C.	2,198,937	12,154,263
*	Bank of Georgia Group P.L.C.	268,284	3,786,091
*	Beazley P.L.C.	3,078,734	14,392,317
	Brewin Dolphin Holdings P.L.C.	2,068,942	9,720,736
	Brooks Macdonald Group P.L.C.	628	17,780
*	Burford Capital, Ltd.	702,282	9,287,904
	Charles Stanley Group P.L.C.	124,654	542,372
	Chesnara P.L.C.	857,526	3,269,773
	City of London Investment Group P.L.C.	2,960	22,077
	Close Brothers Group P.L.C.	963,064	21,124,695
	CMC Markets P.L.C.	839,532	5,671,657
	Direct Line Insurance Group P.L.C.	1,137,932	4,477,432
*	Funding Circle Holdings P.L.C.	63,161	133,967
*	Georgia Capital P.L.C.	56,811	441,721
*	Hiscox, Ltd.	1,295,661	14,502,771
	IG Group Holdings P.L.C.	2,317,134	29,313,932
	Impax Asset Management Group P.L.C.	25,619	354,980
	IntegraFin Holdings P.L.C.	128,367	995,680
*	International Personal Finance P.L.C.	828,317	1,458,896
	Investec P.L.C.	957,562	3,853,133
*	IP Group P.L.C.	4,129,550	7,320,539
	JTC P.L.C.	29,612	275,565
	Jupiter Fund Management P.L.C.	2,953,396	10,541,994
*	Just Group P.L.C.	6,599,576	9,922,046
	Lancashire Holdings, Ltd.	1,441,234	14,129,663
	Liontrust Asset Management P.L.C.	22,620	505,424
	Man Group P.L.C.	9,432,150	21,925,082
	Morses Club P.L.C.	15,836	12,328
	Mortgage Advice Bureau Holdings, Ltd.	2,482	39,385
	Ninety One P.L.C.	48,700	164,589
	Numis Corp. P.L.C.	281,491	1,481,147
	OSB Group P.L.C.	684,217	4,530,345
	Paragon Banking Group P.L.C.	1,923,372	12,496,490
	Plus500, Ltd.	541,313	10,612,250
	Polar Capital Holdings P.L.C.	108,411	1,148,362
*	Provident Financial P.L.C.	1,093,157	3,696,756
	Quilter P.L.C.	10,450,012	23,600,912
	Rathbone Brothers P.L.C.	327,287	7,651,840
	River & Mercantile Group P.L.C.	10,512	30,933
	S&U P.L.C.	24,787	853,188
	Sabre Insurance Group P.L.C.	105,535	379,251

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	Saga P.L.C.	501,743	$2,641,688
	Sanne Group P.L.C.	20,968	187,260
*	TBC Bank Group P.L.C.	32,020	430,567
	TP ICAP Group P.L.C.	4,442,995	14,587,932
# *	Virgin Money UK P.L.C.	4,146,169	11,451,023
	Waterloo Investment Holdings, Ltd.	4,000	0

TOTAL FINANCIALS			300,923,682

HEALTH CARE — (3.4%)
	Advanced Medical Solutions Group P.L.C.	152,088	595,186
	Alliance Pharma P.L.C.	1,648,599	2,185,944
	CareTech Holdings P.L.C.	272,063	2,111,878
# *	Circassia Group P.L.C.	202,629	97,755
	Clinigen Group P.L.C.	258,305	3,045,432
	ConvaTec Group P.L.C.	1,124,484	3,388,617
*	CVS Group P.L.C.	374,424	11,545,632
	EKF Diagnostics Holdings P.L.C.	43,005	43,942
	EMIS Group P.L.C.	281,632	4,768,365
	Genus P.L.C.	8,494	596,549
*	Indivior P.L.C.	1,852,259	3,904,116
	Integrated Diagnostics Holdings P.L.C.	1,261,482	1,476,389
*	Mediclinic International P.L.C.	2,432,408	10,306,389
*	PureTech Health P.L.C.	93,182	534,054
*	Spire Healthcare Group P.L.C.	1,762,723	4,867,218
	UDG Healthcare P.L.C.	1,122,074	13,279,588
*	Vectura Group P.L.C.	3,891,670	6,050,589

TOTAL HEALTH CARE			68,797,643

INDUSTRIALS — (29.4%)
	Aggreko P.L.C.	1,133,253	13,502,582
	Air Partner P.L.C.	253,425	258,277
	Avon Rubber P.L.C.	185,898	8,512,704
*	Babcock International Group P.L.C.	2,817,941	11,215,821
*	Balfour Beatty P.L.C.	3,548,027	15,295,000
	Begbies Traynor Group P.L.C.	44,955	73,854
*	Biffa P.L.C.	1,196,429	4,570,294
	Bodycote P.L.C.	1,210,914	12,648,014
*	Braemar Shipping Services P.L.C.	91,109	275,569
	Chemring Group P.L.C.	1,761,650	6,398,211
	Clarkson P.L.C.	178,699	7,492,981
	Clipper Logistics P.L.C.	198,686	1,888,079
# *	Costain Group P.L.C.	237,261	193,373
*	De La Rue P.L.C.	449,522	1,102,053
*	Dialight P.L.C.	89,929	351,648
	Diploma P.L.C.	650,354	25,746,976
	DiscoverIE Group P.L.C.	498,854	5,373,830
	Electrocomponents P.L.C.	1,667,511	24,542,815
# *	Esken, Ltd.	1,517,493	753,663
*	Firstgroup P.L.C.	7,153,685	7,357,046
	Galliford Try Holdings P.L.C.	463,722	803,579
*	Go-Ahead Group P.L.C. (The)	276,719	4,662,308
	Goodwin P.L.C.	383	15,761
	Grafton Group P.L.C.	1,582,491	26,070,389
*	Hays P.L.C.	8,123,049	18,334,873
*	Howden Joinery Group P.L.C.	580,448	6,484,470
	IMI P.L.C.	1,595,917	35,069,622
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	James Fisher & Sons P.L.C.	316,172	$4,539,716
	James Halstead P.L.C.	8,111	56,671
*	JET2 P.L.C.	403,306	8,318,771
	John Laing Group P.L.C.	2,506,978	10,637,073
*	John Menzies P.L.C.	380,804	1,739,771
*	Johnson Service Group P.L.C.	198,324	427,134
	Keller Group P.L.C.	416,793	4,762,932
# *	Kier Group P.L.C.	773,329	940,183
	Luceco P.L.C.	249,615	1,105,836
*	Mears Group P.L.C.	670,193	1,805,194
*	Meggitt P.L.C.	2,977,030	19,150,660
*	Mitie Group P.L.C.	6,831,237	5,851,261
	Morgan Advanced Materials P.L.C.	1,809,919	7,399,560
	Morgan Sindall Group P.L.C.	228,007	7,249,812
*	National Express Group P.L.C.	2,738,577	11,314,611
*	Norcros P.L.C.	131,163	532,404
*	Pagegroup P.L.C.	1,960,650	15,169,998
	PayPoint P.L.C.	409,596	3,392,402
	Polypipe Group P.L.C.	1,352,535	10,553,586
	Porvair P.L.C.	18,060	147,791
	QinetiQ Group P.L.C.	3,409,929	15,630,075
	Redde Northgate P.L.C.	1,397,888	7,031,083
	Renew Holdings P.L.C.	27,213	234,910
*	Renewi P.L.C.	5,097,968	3,587,201
	Ricardo P.L.C.	291,046	1,687,041
	Robert Walters P.L.C.	392,744	3,660,988
	Rotork P.L.C.	5,397,898	25,656,205
*	Royal Mail P.L.C.	5,014,011	34,351,875
*	RPS Group P.L.C.	940,773	1,143,937
	RWS Holdings P.L.C.	641,629	6,086,377
*	Senior P.L.C.	2,283,856	3,415,446
*	Serco Group P.L.C.	1,035,024	2,003,749
	Severfield P.L.C.	1,090,941	1,181,897
*	SIG P.L.C.	4,536,380	3,099,479
*	Signature Aviation P.L.C.	5,303,639	29,601,314
	Smart Metering Systems P.L.C.	424,453	4,758,092
*	Speedy Hire P.L.C.	3,123,066	3,288,405
*	Stagecoach Group P.L.C.	2,510,475	3,116,786
*	SThree P.L.C.	766,760	4,249,399
#	T Clarke P.L.C.	64,142	113,036
*	Travis Perkins P.L.C.	1,293,754	27,473,235
*	Trifast P.L.C.	524,611	1,160,246
	Tyman P.L.C.	935,887	5,459,899
	Ultra Electronics Holdings P.L.C.	566,936	15,839,090
	Vesuvius P.L.C.	1,449,718	10,765,051
	Volex P.L.C.	341,719	1,604,277
	Volution Group P.L.C.	383,473	2,205,852
	Vp P.L.C.	153,784	1,763,259
*	Weir Group P.L.C. (The)	311,656	8,248,422
	Wilmington P.L.C.	334,384	904,527
	Wincanton P.L.C.	636,980	3,823,924
	XP Power, Ltd.	101,307	7,104,598

TOTAL INDUSTRIALS			594,338,833

INFORMATION TECHNOLOGY — (7.4%)
*	Capita P.L.C.	8,011,888	4,835,822
	Computacenter P.L.C.	513,813	19,004,735
	dotdigital group P.L.C.	126,360	331,596
*	Equiniti Group P.L.C.	2,329,628	5,629,590

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	FDM Group Holdings P.L.C.	397,870	$5,622,664
*	First Derivatives P.L.C.	17,742	716,775
	GB Group P.L.C.	22,988	285,291
*	Gooch & Housego P.L.C.	1,817	29,980
	IDOX P.L.C.	140,149	120,789
	iomart Group P.L.C.	194,653	744,856
# *	IQE P.L.C.	1,123,713	907,649
	Kainos Group P.L.C.	407,944	8,610,498
	Learning Technologies Group P.L.C.	296,828	741,562
	Micro Focus International P.L.C.	800,321	5,708,555
	NCC Group P.L.C.	1,712,301	6,422,661
*	Network International Holdings P.L.C.	133,658	775,600
	Oxford Instruments P.L.C.	350,182	10,522,982
	Renishaw P.L.C.	106,065	9,157,966
	RM P.L.C.	354,798	1,114,533
	Softcat P.L.C.	768,191	20,339,573
	Spectris P.L.C.	649,656	29,182,478
	Spirent Communications P.L.C.	4,009,070	14,192,174
	Strix Group P.L.C	240,656	935,710
*	Telit Communications P.L.C.	147,416	413,225
	Trellus Health, Ltd.	1,632	0
	TT Electronics P.L.C.	1,053,269	3,464,334
# *	Xaar P.L.C.	248,788	614,286

TOTAL INFORMATION TECHNOLOGY			150,425,884

MATERIALS — (6.3%)
*	Accsys Technologies P.L.C.	9,505	19,363
	Anglo Pacific Group P.L.C.	1,098,915	2,108,997
	Castings P.L.C.	170,188	888,506
	Centamin P.L.C.	7,348,995	10,897,433
	Central Asia Metals P.L.C.	507,903	1,949,837
*	Elementis P.L.C.	3,049,681	6,300,785
	Essentra P.L.C.	1,647,851	7,238,490
	Ferrexpo P.L.C.	1,920,094	11,630,269
# *	Forterra P.L.C.	1,482,459	5,983,227
*	Gem Diamonds, Ltd.	413,552	396,201
	Hill & Smith Holdings P.L.C.	525,422	10,684,576
	Hochschild Mining P.L.C.	1,724,028	4,422,293
	Ibstock P.L.C.	2,675,524	8,157,598
*	Marshalls P.L.C.	1,404,106	14,098,139
	Pan African Resources P.L.C.	593,550	149,806
*	Petra Diamonds, Ltd.	876,587	18,807
*	Petropavlovsk P.L.C.	945,253	335,105
	Rhi Magnesita NV	110,142	6,905,443
*	SolGold P.L.C.	438,575	176,865
	Synthomer P.L.C.	2,254,788	15,834,159
	Victrex P.L.C.	551,606	17,887,577
	Zotefoams P.L.C.	98,053	557,932

TOTAL MATERIALS			126,641,408

REAL ESTATE — (4.1%)
	CLS Holdings P.L.C.	701,552	2,411,391
*	Foxtons Group P.L.C.	1,224,286	1,064,776
	Grainger P.L.C.	4,322,683	17,064,708
	Helical P.L.C.	796,813	4,663,659
*	IWG P.L.C.	4,022,124	20,364,628
*	LSL Property Services P.L.C.	431,997	2,448,498
*	Purplebricks Group P.L.C.	65,365	92,851

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	REAL ESTATE — (Continued)
*	Raven Property Group, Ltd.	871,934	$336,024
	Savills P.L.C.	965,532	15,909,870
	St. Modwen Properties P.L.C.	2,664,787	15,982,764
*	U & I Group P.L.C.	783,732	1,028,632
#	Watkin Jones P.L.C.	540,809	1,770,067

	TOTAL REAL ESTATE		83,137,868

	UTILITIES — (1.5%)
*	Centrica P.L.C.	12,532,172	9,809,400
	ContourGlobal P.L.C.	98,915	273,580
	Drax Group P.L.C.	2,438,473	13,777,205
	Telecom Plus P.L.C.	416,644	7,484,699

	TOTAL UTILITIES		31,344,884

	TOTAL COMMON STOCKS Cost ($ 1,504,649,274)		1,995,032,477

			Value†
	SECURITIES LENDING COLLATERAL — (1.4%)
@ §	The DFA Short Term Investment Fund	2,439,304	28,222,743

	TOTAL INVESTMENTS — (100.0%) (Cost $ 1,532,867,049)		$2,023,255,220

P.L.C. Public Limited Company

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$385,682	$56,402,059	—	$56,787,741
Consumer Discretionary	5,291,933	402,872,125	—	408,164,058
Consumer Staples	—	132,277,621	—	132,277,621
Energy	—	42,192,855	—	42,192,855
Financials	—	300,923,682	—	300,923,682
Health Care	—	68,797,643	—	68,797,643
Industrials	—	594,338,833	—	594,338,833
Information Technology	741,562	149,684,322	—	150,425,884
Materials	—	126,641,408	—	126,641,408
Real Estate	—	83,137,868	—	83,137,868
Utilities	—	31,344,884	—	31,344,884
Securities Lending Collateral	—	28,222,743	—	28,222,743

TOTAL	$6,419,177	$2,016,836,043	—	$2,023,255,220

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRIA — (3.6%)
	Agrana Beteiligungs AG	83,141	$1,798,763
*	ams AG	1,057,314	18,331,945
	ANDRITZ AG	477,958	25,972,783
#	AT&S Austria Technologie & Systemtechnik AG	181,572	6,993,153
	Atrium European Real Estate, Ltd.	1,050,312	3,419,485
	BAWAG Group AG	33,004	1,780,323
# *	DO & CO AG	47,356	4,039,987
	EVN AG	235,387	5,371,445
# *	FACC AG	144,102	1,530,177
*	Flughafen Wien AG	30,811	1,123,832
*	IMMOFINANZ AG	670,468	13,950,666
	Josef Manner & Co. AG	870	112,084
# *	Kapsch TrafficCom AG	29,728	524,765
*	Lenzing AG	87,183	11,508,894
#	Mayr Melnhof Karton AG	56,619	11,750,686
	Oberbank AG	27,637	2,863,979
#	Oesterreichische Post AG	242,639	10,756,577
	Palfinger AG	98,449	4,439,833
# *	POLYTEC Holding AG	102,244	1,333,174
*	Porr AG	74,767	1,420,184
	Raiffeisen Bank International AG	198,943	4,346,431
#	Rosenbauer International AG	21,100	1,441,264
	S IMMO AG	346,922	9,006,644
	Schoeller-Bleckmann Oilfield Equipment AG	68,314	2,919,129
	Semperit AG Holding	69,672	3,157,232
	Strabag SE	107,575	4,268,575
	Telekom Austria AG	1,099,338	8,984,691
	UBM Development AG	21,002	1,024,929
	UNIQA Insurance Group AG	993,126	7,971,419
	Vienna Insurance Group AG Wiener Versicherung Gruppe	303,240	8,129,695
	voestalpine AG	640,995	27,809,110
	Wienerberger AG	617,965	24,226,803
	Zumtobel Group AG	159,065	1,611,921

TOTAL AUSTRIA			233,920,578

BELGIUM — (3.4%)
	Ackermans & van Haaren NV	171,984	27,499,280
*	AGFA-Gevaert NV	1,318,062	6,489,124
# *	Akka Technologies	78,596	2,246,171
	Atenor	22,537	1,642,245
	Banque Nationale de Belgique	87	192,987
	Barco NV	456,527	11,615,600
	Bekaert SA	249,535	10,955,940
# *	Biocartis Group NV	227,423	1,169,864
*	bpost SA	618,441	6,572,618
# *	Celyad Oncology SA	42,190	272,930
*	Cie d’Entreprises CFE	49,587	5,020,933
*	Deceuninck NV	435,935	1,472,820
	D’ieteren SA	194,540	21,123,665
	Econocom Group SA	727,792	2,911,366
#	Elia Group SA	132,252	14,316,132
	Etablissements Franz Colruyt NV	21,664	1,284,233
	Euronav NV	1,353,879	11,669,522
*	EVS Broadcast Equipment SA	69,287	1,465,723
# *	Exmar NV	145,690	612,253

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Fagron	291,162	$6,530,942
*	Galapagos NV	12,851	1,002,558
	Gimv NV	112,823	7,080,864
*	Greenyard NV	1,234	12,884
#	Immobel SA	22,200	1,751,624
#	Ion Beam Applications	125,553	2,578,981
*	Jensen-Group NV	20,961	712,706
# *	Kinepolis Group NV	92,310	5,010,774
#	Lotus Bakeries NV	1,764	9,607,561
# *	MDxHealth	69,016	96,568
	Melexis NV	113,839	12,392,549
# *	Ontex Group NV	360,468	4,698,335
	Orange Belgium SA	184,054	4,864,113
# *	Oxurion NV	128,049	405,771
#	Picanol	26,368	2,440,468
#	Proximus SADP	193,630	4,125,278
	Recticel SA	272,024	4,151,482
	Resilux	5,872	1,193,716
*	Roularta Media Group NV	19,318	344,765
	Shurgard Self Storage SA	14,187	659,994
*	Sipef NV	36,491	2,068,418
	Telenet Group Holding NV	181,801	7,774,088
	TER Beke SA	3,565	493,586
*	Tessenderlo Group SA	208,770	8,909,865
	Van de Velde NV	38,938	1,192,367
	VGP NV	4,925	859,666
	Viohalco SA	498,361	3,026,764

TOTAL BELGIUM			222,520,093

DENMARK — (5.2%)
*	ALK-Abello A.S.	43,541	18,855,702
	Alm Brand A.S.	554,009	6,298,753
*	Bang & Olufsen A.S.	632,377	3,375,857
	BankNordik P/F	10,800	276,392
*	Bavarian Nordic A.S.	238,805	10,937,910
*	Brodrene Hartmann A.S.	16,148	1,689,833
	cBrain A/S	625	22,424
	Chemometec A/S	21,898	2,378,415
	Columbus A.S.	371,928	621,558
	D/S Norden A.S.	193,229	4,982,617
*	Dfds A.S.	288,567	17,014,149
*	Djurslands Bank A.S.	6,458	342,085
*	Drilling Co. of 1972 A.S. (The)	72,125	3,018,301
#	FLSmidth & Co. A.S.	250,483	9,873,380
#	Fluegger Group A.S.	4,198	511,206
	GronlandsBANKEN A.S.	1,125	110,757
	H Lundbeck A.S.	63,330	1,950,119
*	H+H International A.S., Class B	111,938	3,247,093
*	Harboes Bryggeri A.S., Class B	9,576	114,565
*	ISS A.S.	521,164	9,882,273
	Jeudan A.S.	38,740	1,530,780
*	Jyske Bank A.S.	431,986	21,039,179
	Lan & Spar Bank	4,981	430,532
*	Matas A.S.	239,471	3,542,817
#	Netcompany Group A.S.	14,412	1,503,078
*	Nilfisk Holding A.S.	153,943	4,574,501
*	NKT A.S.	269,569	11,152,510
#	NNIT A.S.	69,757	1,220,569
	North Media A.S.	948	18,382

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Pandora A.S.	146,258	$16,563,547
*	Parken Sport & Entertainment A.S.	17,594	239,107
	Per Aarsleff Holding A.S.	131,712	6,451,772
	Ringkjoebing Landbobank A.S.	192,087	19,527,017
*	Roblon A.S., Class B	973	28,767
	Rockwool International A.S., Class A	730	284,897
#	Rockwool International A.S., Class B	11,400	5,099,192
	Royal Unibrew A.S.	327,792	40,040,073
#	RTX A.S.	54,444	1,653,440
	Scandinavian Tobacco Group A.S., Class A	388,052	7,067,749
	Schouw & Co., A.S.	89,926	9,602,699
#	SimCorp.A.S.	260,025	34,380,344
	Solar A.S.., Class B	38,054	3,513,432
	Spar Nord Bank A.S.	596,853	6,605,789
	Sydbank A.S.	471,338	14,050,601
# *	Tivoli A.S.	9,878	1,326,142
#	Topdanmark A.S.	437,897	21,292,638
#	TORM P.L.C.	189,104	1,666,772
	UIE P.L.C.	10,336	2,904,659
*	Vestjysk Bank A.S.	1,931,528	1,070,084
*	Zealand Pharma A.S.	183,481	6,036,300

TOTAL DENMARK			339,920,758

FINLAND — (6.2%)
	Aktia Bank Oyj	327,149	4,191,691
	Alandsbanken Abp, Class B	21,301	676,327
	Alma Media Oyj	129,772	1,631,646
#	Altia Oyj	12,029	161,165
	Apetit Oyj	19,668	342,845
	Aspo Oyj	103,690	1,110,901
	Atria Oyj	89,419	1,326,308
*	BasWare Oyj	51,269	2,477,722
#	Bittium Oyj	204,447	1,676,929
	Cargotec Oyj, Class B	284,301	16,463,718
	Caverion Oyj	646,986	5,340,925
#	Citycon Oyj	477,252	4,190,989
	Digia Oyj	77,463	747,125
	Enento Group Oyj	1,665	71,647
# *	Finnair Oyj	4,731,016	4,101,665
	Fiskars Oyj Abp	211,905	4,412,909
	F-Secure Oyj	647,558	3,083,214
	Glaston Oyj ABP	9,217	11,289
	Harvia Oyj	4,601	240,643
	HKScan Oyj, Class A	234,984	659,231
#	Huhtamaki Oyj	652,963	30,977,223
	Ilkka-Yhtyma Oyj	58,887	360,868
	Kamux Corp.	2,121	38,959
	Kemira Oyj	734,431	11,996,842
	Kojamo Oyj	223,189	4,833,393
	Konecranes Oyj	464,401	21,375,003
#	Lassila & Tikanoja Oyj	209,178	3,635,712
# *	Lehto Group Oyj	159,853	388,382
	Marimekko Oyj	247	14,941
	Metsa Board Oyj	1,300,465	16,546,081
	Metso Outotec Oyj	2,828,773	31,778,531
	Neles Oyj	667,333	9,709,591
	Nokian Renkaat Oyj	579,923	21,591,405
	Olvi Oyj, Class A	95,688	6,060,204
	Oriola Oyj, Class A	6,054	15,143

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Oriola Oyj, Class B	880,807	$2,016,420
	Orion Oyj, Class A	143,951	6,365,787
#	Orion Oyj, Class B	515,971	22,839,636
# *	Outokumpu Oyj	2,215,229	14,396,355
	Pihlajalinna Oyj	77,064	1,084,007
#	Ponsse Oyj	71,199	3,780,459
*	QT Group Oyj	56,327	6,663,996
	Raisio Oyj, Class V	947,762	4,662,372
# *	Rapala VMC Oyj	113,078	1,222,239
	Raute Oyj, Class A	2,644	73,056
	Revenio Group Oyj	129,671	9,310,099
	Sanoma Oyj	730,928	12,689,086
	Taaleri Oyj	1,340	16,443
	Talenom Oyj	1,755	28,315
	Teleste Oyj	52,966	359,820
	Terveystalo Oyj	69,628	995,876
	TietoEVRY Oyj	441,369	15,285,548
*	Tikkurila Oyj	240,104	9,686,491
	Tokmanni Group Corp.	323,164	8,310,601
	Uponor Oyj	387,896	11,294,685
	Vaisala Oyj, Class A	120,241	5,036,863
#	Valmet Oyj	889,683	37,159,653
# *	Viking Line Abp	7,869	158,357
	Wartsila Oyj Abp	731,015	9,433,702
#	YIT Oyj	1,240,508	7,685,113

TOTAL FINLAND			402,796,146

FRANCE — (9.8%)
	ABC arbitrage	84,953	730,324
	AKWEL	62,025	2,478,867
	Albioma SA	191,797	8,680,933
	ALD SA	21,119	332,038
	Altamir	136,094	3,901,766
*	Alten SA	165,788	20,756,428
# *	Amplitude Surgical SAS	19,526	51,356
#	Assystem SA	60,928	2,058,241
*	ATEME SA	490	9,141
*	Atos SE	41,672	2,837,848
	Aubay	41,374	2,086,490
*	Axway Software SA	38,973	1,411,012
	Bastide le Confort Medical	18,680	1,043,425
*	Beneteau SA	236,902	3,135,726
*	Bigben Interactive	94,289	2,301,635
	Boiron SA	37,981	1,771,083
	Bonduelle SCA	93,424	2,467,319
#	Bourbon Corp.	28,851	0
	Burelle SA	1,073	1,150,520
# *	Casino Guichard Perrachon SA	271,603	9,483,421
# *	Catering International Services	14,124	201,315
*	Cegedim SA	32,518	1,056,010
*	CGG SA	4,466,064	5,181,027
	Chargeurs SA	132,658	3,739,293
*	Cie des Alpes	68,915	1,975,980
#	Cie Plastic Omnium SA	397,771	13,365,470
*	Claranova SADIR	47,361	429,754
*	Coface SA	666,148	8,115,496
*	Derichebourg SA	674,728	5,673,426
*	Ekinops SAS	1,473	11,923
	Electricite de Strasbourg SA	21,112	2,958,490

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Elior Group SA	586,890	$4,861,455
*	Elis SA	1,122,246	20,083,779
*	Eramet SA	50,163	3,612,606
# *	Erytech Pharma SA	3,609	26,538
*	Esso SA Francaise	6,184	86,349
# *	Etablissements Maurel et Prom SA	322,113	744,260
	Eurazeo S.A	24,639	2,052,905
	Euronext NV	223,445	22,474,749
#	Eutelsat Communications SA	1,238,955	15,677,415
*	Exel Industries, Class A	10,459	968,462
*	Faurecia SE	308,936	16,690,902
	Fleury Michon SA	5,329	144,945
*	Fnac Darty SA	121,981	8,602,141
*	Gaumont SA	10,956	1,480,966
	Gaztransport Et Technigaz SA	130,815	11,165,949
#	GEA	2,433	312,980
# *	GL Events	58,364	1,090,800
*	Groupe Crit	22,187	1,919,940
#	Groupe Gorge SA	4,320	80,608
*	Groupe SFPI	21,754	61,734
	Guerbet	38,504	1,560,356
	Haulotte Group SA	73,020	557,402
*	HEXAOM	15,908	787,771
*	ID Logistics Group.	14,640	4,050,381
#	Imerys SA	208,694	10,848,028
	Infotel SA	637	36,757
# *	Innate Pharma SA	15,558	66,588
	IPSOS	254,463	10,589,726
#	Jacquet Metals SACA	87,314	2,105,330
*	JCDecaux SA	174,433	4,440,799
	Kaufman & Broad SA	122,744	5,580,331
*	Korian SA	466,206	18,667,173
# *	Lagardere SCA	603,838	16,253,297
	Laurent-Perrier	13,890	1,403,015
	Lectra	166,120	5,994,665
	Linedata Services	14,742	666,992
*	LISI	114,546	3,700,486
	LNA Sante SA	33,206	1,933,277
*	Maisons du Monde SA	280,214	6,811,872
	Manitou BF SA	66,010	2,213,139
	Manutan International	15,102	1,398,199
*	Mersen SA	115,668	4,012,263
# *	METabolic EXplorer SA	142,767	877,955
*	Metropole Television SA	242,637	5,391,280
*	Neoen SA	38,839	1,778,378
*	Nexans SA	198,067	16,266,731
	Nexity SA	297,674	16,132,048
# *	Nicox	145,865	727,506
*	NRJ Group	85,587	664,207
# *	Oeneo SA	128,172	1,663,895
*	OL Groupe SA	10,735	29,197
# *	Onxeo SA	88,887	75,107
# *	Onxeo SA	48,958	40,920
# *	Orpea SA	40,892	5,262,876
	Pharmagest Interactive	3,644	434,182
	Plastivaloire	14,341	131,900
	Quadient SA	208,687	5,703,815
# *	Rallye SA	36,059	313,868
# *	Recylex SA	102,008	42,494

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Rexel SA	2,073,563	$40,760,543
#	Robertet SA	2,749	3,239,004
*	Rothschild & Co.	119,705	4,257,997
	Rubis SCA	518,092	24,320,678
	Samse SA	7,930	1,778,797
*	Savencia SA	34,176	3,015,335
# *	SCOR SE	263,872	8,526,087
	Seche Environnement SA	18,630	1,186,810
	SES SA	1,155,991	8,763,073
	Societe BIC SA	174,241	12,313,296
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,151	4,410,012
*	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	143,592
	Societe pour l’Informatique Industrielle	42,143	1,291,752
*	SOITEC	132,921	26,841,317
# *	Solocal Group	681,417	2,306,329
	Somfy SA	88,911	15,698,470
*	Sopra Steria Group SACA	108,873	20,262,426
*	SPIE SA	839,574	21,222,165
*	SRP Groupe SA	56,827	218,704
	Stef SA	25,714	2,882,426
	Sword Group	33,912	1,690,862
*	Synergie SE	67,143	3,066,555
*	Tarkett SA	202,726	4,887,201
# *	Television Francaise 1	427,799	4,220,854
#	TFF Group	9,347	327,908
	Thermador Groupe	37,127	3,800,919
#	Tikehau Capital SCA	17,726	562,597
	Total Gabon	3,969	643,854
	Trigano SA	53,598	9,576,547
*	Union Financiere de France BQE SA	18,515	410,100
	Valeo SA	72,657	2,354,520
# *	Vallourec SA	49,247	1,602,016
*	Valneva SE	69,195	1,164,368
	Verallia SA	35,932	1,454,693
*	Verimatrix SA	6,175	17,711
	Vetoquinol SA	16,919	2,151,732
#	Vicat SA	126,485	6,357,373
	VIEL & Cie SA	156,945	1,112,837
	Vilmorin & Cie SA	35,845	2,512,754
*	Virbac SA	22,413	7,275,062
*	Vranken-Pommery Monopole SA	16,787	369,097
*	Wavestone	2,625	119,978
*	X-Fab Silicon Foundries SE	9,281	89,996
*	Xilam Animation S.A	197	10,651
*	XPO Logistics Europe SADIR	33	11,545

TOTAL FRANCE			639,979,989

GERMANY — (15.2%)
	1&1 Drillisch AG	215,955	6,492,055
	7C Solarparken AG	35,376	176,707
*	Aareal Bank AG	462,545	13,000,524
	Adesso SE	1,196	175,371
*	ADLER Group SA	84,233	2,487,836
*	ADVA Optical Networking SE	355,643	4,463,365
*	AIXTRON SE	484,849	10,343,479
	All for One Group SE	4,222	329,053
#	Allgeier SE	46,117	1,332,753
*	Amadeus Fire AG	2,066	358,527
	Atoss Software AG	5,853	1,306,039

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Aurubis AG	291,413	$25,050,889
	Basler AG	30,448	3,972,500
# *	Bauer AG	71,621	1,069,384
	BayWa AG	105,190	5,128,972
	BayWa AG	124	6,850
	Bechtle AG	32,929	6,705,248
	Befesa SA	8,592	601,074
	Bertrandt AG	36,691	2,032,536
	bet-at-home.com AG	21,159	1,151,182
*	Bijou Brigitte AG	23,089	687,947
	Bilfinger SE	193,165	7,218,921
# *	Borussia Dortmund GmbH & Co., KGaA	530,026	3,715,303
	CANCOM SE	207,640	12,818,093
*	CECONOMY AG	1,053,096	6,169,486
*	CENIT AG	54,144	923,849
	Cewe Stiftung & Co. KGAA	43,389	7,030,455
*	Commerzbank AG	3,259,632	21,494,532
	CompuGroup Medical SE & Co., KgaA	185,429	16,970,550
# *	Corestate Capital Holding SA	77,099	1,211,525
	CropEnergies AG	177,529	2,279,903
*	CTS Eventim AG & Co., KGaA	254,847	17,589,566
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	642,124
	Dermapharm Holding SE	36,657	3,203,869
#	Deutsche Beteiligungs AG	115,972	4,797,287
*	Deutsche EuroShop AG	320,657	7,401,817
# *	Deutsche Lufthansa AG	65,367	844,436
*	Deutsche Pfandbriefbank AG	1,030,684	11,863,692
*	Deutz AG	1,015,496	8,242,442
*	Dialog Semiconductor P.L.C	544,240	42,635,929
	DIC Asset AG	384,623	6,859,955
	DMG Mori AG	12,442	626,979
#	Dr Hoenle AG	35,520	2,069,391
	Draegerwerk AG & Co., KGaA	20,476	1,808,150
	Duerr AG	407,164	17,062,197
	Eckert & Ziegler Strahlen- und Medizintechnik AG	103,812	10,193,326
*	EDAG Engineering Group AG	51,353	504,859
	Elmos Semiconductor SE	34,573	1,442,024
# *	ElringKlinger AG	193,534	3,356,511
	Encavis AG	194,568	3,736,659
	Energiekontor AG	2,998	204,007
# *	Evotec SE	78,410	3,261,589
	Fabasoft AG	509	27,570
*	Ferratum Oyj	39,731	248,091
*	Fielmann AG	118,208	9,000,186
	First Sensor AG	22,278	1,175,629
*	flatexDEGIRO AG	20,206	2,587,744
	FORTEC Elektronik AG	372	7,956
*	Francotyp-Postalia Holding AG, Class A	55,619	213,853
*	Fraport AG Frankfurt Airport Services Worldwide	76,050	5,044,104
	Freenet AG	930,432	22,624,928
	Fuchs Petrolub SE	108,436	4,698,960
	GEA Group AG	847,030	37,196,825
	Gerresheimer AG	242,136	26,043,431
	Gesco AG	55,404	1,464,095
	GFT Technologies SE	123,639	2,848,333
	Grand City Properties SA	803,479	21,603,252
*	H&R GmbH & Co., KGaA	71,674	627,990
	Hamburger Hafen und Logistik AG	188,498	4,642,353
	Hawesko Holding AG	52	3,111

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Heidelberger Druckmaschinen AG	1,254,831	$2,025,499
# *	Hella GmbH & Co., KGaA	241,744	14,503,533
*	Highlight Communications AG	98,406	460,455
	Hochtief AG	8,694	815,245
# *	HolidayCheck Group AG	329,555	930,847
*	Home24 SE	5,617	131,433
	Hornbach Baumarkt AG	51,444	2,056,108
	Hornbach Holding AG & Co., KGaA	39,996	3,736,955
	Hugo Boss AG	392,537	18,105,766
*	Hypoport SE	3,088	1,860,974
	Indus Holding AG	134,558	5,594,210
*	Instone Real Estate Group AG	22,397	665,938
	IVU Traffic Technologies AG	51,649	1,099,505
	Jenoptik AG	383,317	11,726,831
*	JOST Werke AG	5,660	372,415
	K+S AG	1,199,624	13,310,472
*	Kloeckner & Co., SE	463,926	6,288,595
# *	Koenig & Bauer AG	93,035	2,641,163
	Krones AG	113,425	9,877,162
	KSB SE & Co., KGaA.	3,293	1,331,324
	KWS Saat SE & Co., KGaA	80,774	7,178,165
	Lanxess AG	601,317	44,252,347
	Leifheit AG	60,321	3,444,636
# *	Leoni AG	185,404	2,596,179
	LPKF Laser & Electronics AG	88,339	2,343,908
# *	Manz AG	28,275	1,861,243
*	Mediclin AG	86,554	468,654
# *	Medigene AG	116,971	592,254
	METRO AG	553,216	6,047,517
	MLP SE	387,205	3,393,494
*	Nagarro SE	46,117	5,046,363
	Nemetschek SE	49,704	3,705,121
	New Work SE	20,199	6,131,268
	Nexus AG	88,367	6,109,927
*	Nordex SE	508,398	14,678,190
	Norma Group SE	231,101	12,898,427
*	OHB SE	37,995	1,620,001
	Patrizia AG	349,841	9,570,921
	Pfeiffer Vacuum Technology AG	48,322	9,386,030
	PNE AG	493,007	4,459,136
*	Progress-Werk Oberkirch AG	8,558	275,678
*	ProSiebenSat.1 Media SE	1,269,319	27,567,844
	PSI Software AG	50,850	1,949,858
*	PVA TePla AG	6,909	205,324
	q.beyond AG	768,941	1,780,399
*	R Stahl AG	14,952	438,644
	Rheinmetall AG	313,337	32,693,291
*	RTL Group SA	27,994	1,645,854
# *	S&T AG	335,113	9,097,035
*	SAF-Holland SE	326,024	5,349,755
*	Salzgitter AG	264,387	8,409,159
# *	Schaltbau Holding AG	33,065	1,367,672
	Schloss Wachenheim AG	8,017	161,062
	Secunet Security Networks AG	6,313	2,701,430
*	SGL Carbon SE	298,485	2,221,851
	Siltronic AG	146,283	24,650,724
# *	Sixt SE	95,154	13,201,061
*	SMA Solar Technology AG	85,699	4,899,736
# *	SNP Schneider-Neureither & Partner SE	2,373	173,042

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Softing AG	14,914	$97,622
	Software AG	359,622	15,577,041
	Stabilus SA	173,972	13,583,931
	STRATEC SE	24,591	3,482,140
	Stroeer SE & Co., KGaA	198,823	16,944,312
	Suedzucker AG	522,404	8,554,049
*	SUESS MicroTec SE	134,313	4,369,699
*	Surteco Group SE	46,502	1,537,841
*	Syzygy AG	2,030	15,397
	TAG Immobilien AG	954,559	29,520,753
*	Takkt AG	216,450	3,662,207
*	Technotrans SE	46,673	1,534,003
	Telefonica Deutschland Holding AG	803,599	2,335,396
*	Thyssenkrupp AG	499,402	6,676,453
	Traffic Systems SE	36,351	1,643,987
	United Internet AG	33,994	1,429,716
*	va-Q-tec AG	2,370	93,192
#	VERBIO Vereinigte BioEnergie AG	157,195	7,927,780
*	Vossloh AG	66,029	3,513,749
	Wacker Chemie AG	86,247	13,007,735
*	Wacker Neuson SE	218,897	5,885,490
*	Washtec AG	77,520	5,003,537
	Wuestenrot & Wuerttembergische AG	113,328	2,465,435
	Zeal Network SE	53,966	2,830,676
*	zooplus AG	5,201	1,644,554

TOTAL GERMANY			990,554,453

GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
	Babis Vovos International Construction SA	21,073	0
*	Neorion Holdings SA	14,991	0

TOTAL GREECE			0

IRELAND — (0.8%)
*	AIB Group P.L.C.	538,900	1,574,376
*	Bank of Ireland Group P.L.C.	4,640,869	27,194,691
*	Cairn Homes P.L.C.	1,706,675	2,220,200
*	Datalex P.L.C.	107,125	66,887
*	FBD Holdings P.L.C.	125,459	1,167,219
*	FBD Holdings P.L.C.	17,353	163,668
	Glanbia P.L.C.	349,377	5,139,727
	Glanbia P.L.C.	700,613	10,407,522
*	Glenveagh Properties P.L.C.	78,492	86,038
*	Irish Continental Group P.L.C.	586,653	3,208,270
*	Irish Continental Group P.L.C.	234,200	1,320,658
*	Permanent TSB Group Holdings P.L.C.	229,967	375,699

TOTAL IRELAND			52,924,955

ISRAEL — (3.2%)
	Adgar Investment and Development, Ltd.	39,391	80,416
#	Afcon Holdings, Ltd.	3,064	186,600
# *	AFI Properties, Ltd.	109,219	4,535,093
#	Africa Israel Residences, Ltd.	2,237	116,376
*	Airport City, Ltd.	287,717	4,777,500
	Albaad Massuot Yitzhak, Ltd.	2,031	43,802
*	Allot, Ltd.	188,324	3,481,304
# *	Alrov Properties and Lodgings, Ltd.	49,397	2,586,505
#	Arad, Ltd.	18,409	257,730

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Ashtrom Group, Ltd.	222,875	$4,799,073
	Atreyu Capital Markets, Ltd.	4,320	66,711
	AudioCodes, Ltd.	39,160	1,181,239
# *	Avgol Industries 1953, Ltd.	468,925	427,494
# *	Azorim-Investment Development & Construction Co., Ltd.	516,323	2,129,526
#	Bayside Land Corp., Ltd.	669,136	6,131,321
# *	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	483,303
*	Big Shopping Centers, Ltd.	33,343	4,018,065
	Blue Square Real Estate, Ltd.	36,760	2,698,374
*	Brack Capital Properties NV	18,347	1,712,671
*	Brainsway, Ltd.	37,382	162,064
# *	Camtek, Ltd.	114,573	3,941,581
	Carasso Motors, Ltd.	127,286	662,447
*	Cellcom Israel, Ltd.	495,333	1,915,069
*	Ceragon Networks, Ltd.	266,244	907,892
*	Clal Insurance Enterprises Holdings, Ltd.	310,019	5,574,310
# *	Compugen, Ltd.	120,052	1,056,573
	Danel Adir Yeoshua, Ltd.	21,947	3,821,075
	Delek Automotive Systems, Ltd.	226,353	2,798,494
# *	Delek Group, Ltd.	9,687	422,968
	Delta-Galil Industries, Ltd.	70,358	1,929,641
	Dor Alon Energy in Israel 1988, Ltd.	15,057	387,417
	Duniec Brothers, Ltd.	304	13,018
#	Electra Consumer Products 1970, Ltd.	53,953	2,526,431
#	Electra Real Estate, Ltd.	26,149	244,009
#	Electra, Ltd.	12,063	6,682,011
*	Ellomay Capital, Ltd.	291	9,235
	Energix-Renewable Energies, Ltd.	30,125	118,097
# *	Enlight Renewable Energy, Ltd.	2,437,313	5,077,162
# *	Equital, Ltd.	117,510	3,063,163
# *	Evogene, Ltd.	18,424	82,031
	FMS Enterprises Migun, Ltd.	19,186	561,185
	Formula Systems 1985, Ltd.	62,881	6,018,810
	Fox Wizel, Ltd.	57,376	6,638,443
#	Gilat Satellite Networks, Ltd.	229,199	2,349,624
#	Hadera Paper, Ltd.	21,885	1,535,636
	Harel Insurance Investments & Financial Services, Ltd.	847,532	8,876,522
#	Hilan, Ltd.	100,860	5,266,066
	IDI Insurance Co., Ltd.	45,408	1,755,418
	IES Holdings, Ltd.	322	21,273
	Inrom Construction Industries, Ltd.	359,755	1,908,670
	Isracard, Ltd.	28,931	108,077
#	Israel Canada T.R, Ltd.	131,507	498,226
#	Israel Land Development—Urban Renewal, Ltd.	46,414	603,250
	Isras Investment Co., Ltd.	5,719	1,248,284
# *	Issta Lines, Ltd.	12,135	265,452
# *	Kamada, Ltd.	212,977	1,296,992
	Kenon Holdings, Ltd.	125,133	4,120,395
	Kerur Holdings, Ltd.	32,169	968,669
	Klil Industries, Ltd.	5,696	594,674
#	Magic Software Enterprises, Ltd.	134,651	2,282,431
#	Malam—Team, Ltd.	3,720	121,195
	Matrix IT, Ltd.	221,443	5,826,890
#	Maytronics, Ltd.	285,819	5,819,975
	Mediterranean Towers, Ltd.	407,515	1,246,735
#	Mega Or Holdings, Ltd.	81,523	2,698,135
# *	Mehadrin, Ltd.	3,072	140,105
	Meitav Dash Investments, Ltd.	129,716	759,501
	Menora Mivtachim Holdings, Ltd.	184,206	4,019,102

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Migdal Insurance & Financial Holdings, Ltd.	2,587,188	$3,082,020
*	Minrav Holdings, Ltd.	263	59,002
#	Mivne Real Estate KD, Ltd.	717,788	1,968,576
#	Mivtach Shamir Holdings, Ltd.	26,777	883,407
	Mizrahi Tefahot Bank, Ltd.	1	29
# *	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,149,750
#	Nawi Brothers, Ltd.	120,452	831,049
	Neto ME Holdings, Ltd.	9,545	389,141
*	Nova Measuring Instruments, Ltd.	142,299	13,654,039
	Novolog, Ltd.	16,242	14,822
	NR Spuntech Industries, Ltd.	76,176	208,226
*	Oil Refineries, Ltd.	10,224,232	2,813,407
#	One Software Technologies, Ltd.	2,082	260,847
# *	OPC Energy, Ltd.	60,324	602,494
# *	Partner Communications Co., Ltd.	814,741	3,547,112
#	Paz Oil Co., Ltd.	60,870	6,705,765
*	Perion Network, Ltd.	33,357	576,719
	Phoenix Holdings, Ltd. (The)	606,483	5,385,041
#	Plasson Industries, Ltd.	20,585	1,084,776
*	Pluristem Therapeutics, Inc.	3,536	16,700
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,586,926
	Scope Metals Group, Ltd.	47,147	1,359,879
*	Shikun & Binui, Ltd.	319,794	2,146,202
	Shufersal, Ltd.	399,279	3,231,332
*	Summit Real Estate Holdings, Ltd.	215,385	3,508,768
*	Suny Cellular Communication, Ltd.	473,129	170,475
	Tadiran Holdings, Ltd.	15,586	1,691,327
	YH Dimri Construction & Development, Ltd.	11,390	676,658

TOTAL ISRAEL			208,262,015

ITALY — (7.8%)
	A2A SpA	9,901,410	19,366,873
	ACEA SpA	377,888	8,579,561
# *	Aeffe SpA	156,636	231,532
# *	Amplifon SpA	71,031	2,997,878
	Anima Holding SpA	2,161,636	11,167,013
*	Aquafil SpA	79,752	573,784
*	Arnoldo Mondadori Editore SpA	904,095	1,702,643
	Ascopiave SpA	477,634	2,327,876
# *	Autogrill SpA	871,040	7,209,942
	Autostrade Meridionali SpA	3,917	126,345
*	Avio SpA	104,775	1,743,395
	Azimut Holding SpA	761,169	18,211,323
*	B&C Speakers SpA	16,806	224,045
# *	Banca Carige SpA	148,412	49,960
*	Banca Generali SpA	380,163	14,535,605
*	Banca IFIS SpA	158,713	2,169,112
*	Banca Mediolanum SpA	164,194	1,532,007
# *	Banca Monte dei Paschi di Siena SpA	213,039	290,981
*	Banca Popolare di Sondrio SCPA	2,889,121	12,147,161
#	Banca Profilo SpA	1,711,765	472,112
# *	Banca Sistema SpA	414,926	1,037,435
#	Banco BPM SpA	10,026,255	28,516,643
	Banco di Desio e della Brianza SpA	238,796	820,524
	BasicNet SpA	5,693	31,263
	Be Shaping The Future SpA	533,191	979,909
	BFF Bank SpA	776,751	6,954,751
*	Biesse SpA	43,007	1,265,118
*	BPER Banca	6,140,387	13,990,953

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
# *	Brunello Cucinelli SpA	234,739	$11,948,980
	Buzzi Unicem SpA	586,452	15,647,637
*	Cairo Communication SpA	261,586	561,497
	Carel Industries SpA	12,520	280,397
# *	Carraro SpA	102,068	290,804
	Cementir Holding NV	339,284	3,786,141
*	Cerved Group SpA	1,145,881	13,442,121
*	CIR SpA-Compagnie Industriali	5,326,857	3,007,463
*	Credito Emiliano SpA	546,899	3,376,133
*	d’Amico International Shipping SA	1,821,713	220,945
	Danieli & C Officine Meccaniche SpA	47,177	755,650
	Danieli & C Officine Meccaniche SpA	102,606	2,517,656
	De’ Longhi SpA	381,561	16,678,024
	DeA Capital SpA	690,835	1,213,506
	Digital Bros SpA	6,945	196,684
*	doValue SpA	4,218	52,305
*	Elica SpA	166,709	689,208
*	Emak SpA	388,913	649,162
	ERG SpA	358,685	10,722,152
*	Esprinet SpA	221,349	3,585,290
# *	Eurotech SpA	216,751	1,329,221
	Fiera Milano SpA	107,924	473,464
# *	Fila SpA	142,640	1,631,389
# *	Fincantieri SpA	3,504,948	2,703,626
#	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,119,562
*	Freni Brembo SpA	610,701	7,600,383
*	Gefran SpA	35,925	333,132
# *	Geox SpA	494,420	529,214
	Gruppo MutuiOnline SpA	165,528	8,897,200
# *	Guala Closures SpA	56,729	566,678
	Hera SpA	4,939,246	19,875,771
*	Illimity Bank SpA	82,244	961,935
*	IMMSI SpA	987,338	552,816
# *	Intek Group SpA	1,885,608	747,987
	Interpump Group SpA	53,086	2,825,765
	Iren SpA	4,259,847	12,714,735
	Italgas SpA	3,402,703	22,191,872
	Italmobiliare SpA	76,176	2,700,627
*	IVS Group SA	58,424	434,566
# *	Juventus Football Club SpA	2,997,765	2,630,983
	La Doria SpA	86,202	1,773,317
	Leonardo SpA	996,204	8,129,681
	LU-VE SpA	5,064	92,893
#	Maire Tecnimont SpA	977,846	3,128,275
# *	Mariella Burani Fashion Group S.p.A	22,744	0
*	Mediaset SpA	3,709,525	11,844,882
*	Mediobanca Banca di Credito Finanziario SpA	164,882	1,862,259
# *	Mondo TV SpA	38,811	65,895
	Openjobmetis SpA agenzia per il lavoro.	63,025	660,504
# *	OVS SpA	1,164,402	2,349,335
	Piaggio & C SpA	1,243,896	4,817,222
*	Pirelli & C SpA	2,304,139	12,946,159
# *	Prima Industrie SpA	32,067	805,554
	Prysmian SpA	521,713	16,322,607
	RAI Way SpA	581,655	3,414,571
	Reno de Medici SpA	1,173,753	1,476,271
	Reply SpA	147,531	20,057,034
*	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	821,837

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Sabaf SpA	49,948	$1,351,447
*	Safilo Group SpA	233,748	298,769
#	Saipem SpA	3,818,111	8,803,463
# *	Saras SpA	3,543,720	2,444,089
#	Servizi Italia SpA	62,874	169,334
*	Sesa SpA	50,391	6,989,522
# *	Societa Cattolica di Assicurazioni SC.	787,824	4,669,889
*	Sogefi SpA	332,859	565,464
	SOL SpA	163,603	3,243,796
	Tamburi Investment Partners SpA	805,040	7,558,409
*	Technogym SpA	646,381	8,659,306
#	Tenaris SA	297,746	3,192,721
*	Tinexta S.p.A	122,766	3,685,299
# *	Tiscali SpA	2,577,711	82,971
# *	Tod’s SpA	60,475	2,845,094
*	TXT e-solutions SpA	43,931	395,959
*	Unieuro SpA	71,278	2,071,394
*	Unipol Gruppo SpA	3,109,522	16,993,908
#	UnipolSai Assicurazioni SpA	242,919	754,410
#	Webuild SpA	1,282,257	2,761,659
	Zignago Vetro SpA	181,037	3,732,616

TOTAL ITALY			511,536,240

NETHERLANDS — (6.7%)
	Aalberts NV	691,302	37,348,204
*	Accell Group NV	144,227	7,438,867
# *	AFC Ajax NV	13,955	262,348
	AMG Advanced Metallurgical Group NV	187,795	7,193,243
	Amsterdam Commodities NV	104,639	2,597,439
	APERAM SA	341,294	17,664,501
*	Arcadis NV	526,518	22,146,572
	ASR Nederland NV	873,857	38,166,070
*	Avantium N.V	1,640	9,963
*	B&S Group Sarl	1,733	18,634
*	Basic-Fit NV	185,262	8,339,734
#	BE Semiconductor Industries NV	476,805	38,509,270
*	Beter Bed Holding NV	10,924	71,127
*	Boskalis Westminster	600,774	19,175,051
*	Brunel International NV	155,477	2,077,830
	Corbion NV	416,939	24,416,784
#	Flow Traders	223,910	9,245,299
#	ForFarmers NV	214,677	1,429,659
# *	Fugro NV	478,973	4,986,136
*	GrandVision NV	173,216	5,602,914
	Heijmans NV	146,628	2,343,799
*	Hunter Douglas NV	25,613	2,093,765
	IMCD NV	357,089	51,866,903
*	Intertrust NV	466,539	8,638,097
	Kendrion NV	96,440	2,698,165
*	Koninklijke BAM Groep NV	1,732,479	4,797,550
# *	Lucas Bols NV	23,064	327,566
	Nedap N.V	33,400	2,230,098
*	OCI NV	338,820	7,896,628
	Ordina NV	625,125	2,603,949
#	PostNL NV	3,372,376	17,615,361
	SBM Offshore NV	1,193,312	20,714,210
*	SIF Holding NV	34,182	662,471
*	Signify NV	780,137	44,303,258
*	Sligro Food Group NV	166,461	5,278,188

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	SNS NV	705,718	$0
	TKH Group NV	267,721	12,767,773
*	TomTom NV	483,754	4,246,147
*	Van Lanschot Kempen NV	87,966	2,574,740

TOTAL NETHERLANDS			440,358,313

NORWAY — (2.5%)
	ABG Sundal Collier Holding ASA	2,446,501	2,494,229
	AF Gruppen ASA	68,590	1,666,388
# *	Akastor ASA	766,612	522,927
# *	Aker Solutions ASA	1,672,605	2,910,767
#	American Shipping Co., ASA	236,690	887,635
# *	ArcticZymes Technologies ASA	24,862	295,735
#	Arendals Fossekompani A.S	2,250	83,474
*	Asetek A/S	4,100	48,275
	Atea ASA	529,509	10,142,811
# *	Atlantic Sapphire ASA	36,143	377,090
	Austevoll Seafood ASA	443,179	5,656,906
#	Avance Gas Holding, Ltd.	393,737	2,067,212
*	Axactor SE	946,461	1,088,309
*	B2Holding ASA	1,390,160	1,483,332
	Bonheur ASA	146,347	3,931,153
# *	Borr Drilling, Ltd.	65,386	63,010
#	Borregaard ASA	725,237	15,959,386
	Bouvet ASA	1,700	140,881
# *	BW Energy, Ltd.	205,065	677,520
	BW LPG, Ltd.	662,186	4,898,930
	BW Offshore, Ltd.	759,145	3,035,511
*	Crayon Group Holding ASA	15,917	257,267
# *	DNO ASA	3,329,878	3,886,829
	Elkem ASA	24,828	91,109
#	Europris ASA	1,186,781	8,078,054
#	Fjordkraft Holding ASA	7,006	52,414
	FLEX LNG, Ltd.	200,332	2,359,904
#	Frontline, Ltd.	521,533	3,992,923
	Golden Ocean Group, Ltd.	274,826	2,367,244
# *	Grieg Seafood ASA	346,230	3,440,628
# *	Hexagon Composites ASA	640,597	3,758,222
	Hoegh LNG Holdings, Ltd.	173,599	486,797
*	IDEX Biometrics ASA	560,544	172,521
	Itera ASA	10,713	17,046
	Kitron ASA	10,967	26,388
	Komplett Bank ASA	33,724	42,260
*	Kongsberg Automotive ASA	1,743,947	576,232
	Magnora ASA	5,528	16,684
	Medistim ASA	255	8,322
*	Next Biometrics Group A.S	42,097	42,904
# *	Nordic Nanovector ASA	344,544	1,098,983
# *	Nordic Semiconductor ASA	707,590	17,441,613
	Norway Royal Salmon ASA	92,975	2,209,981
*	Norwegian Energy Co. ASA	758	13,164
#	Norwegian Finans Holding ASA	672,342	7,416,584
	Norwegian Property ASA	50,689	88,842
*	NRC Group ASA	6,559	13,876
#	Ocean Yield ASA	377,896	1,354,287
*	Odfjell Drilling, Ltd.	586,600	1,406,446
*	Odfjell SE, Class A	137,586	470,460
*	Olav Thon Eiendomsselskap ASA	118,760	2,285,239
# *	Otello Corp. ASA	571,363	2,261,279

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Panoro Energy ASA	51,126	$131,562
	Pareto Bank ASA	8,768	52,568
# *	PGS ASA	1,907,777	1,314,607
*	PhotoCure ASA	22,827	367,799
#	Protector Forsikring ASA	438,078	4,981,650
*	REC Silicon ASA	1,473,908	3,226,310
	Sbanken ASA	486,979	6,051,032
	Selvaag Bolig ASA	309,083	2,268,331
*	Solon Eiendom ASA	56,855	243,316
	SpareBank 1 SR-Bank ASA	8,727	112,730
	Stolt-Nielsen, Ltd.	195,297	2,928,476
	Subsea 7 SA	135,523	1,370,272
	TGS NOPEC Geophysical Co., ASA	40,862	617,336
	Treasure ASA	314,079	645,562
	Veidekke ASA	712,897	10,947,763
*	Wallenius Wilhelmsen ASA	401,589	1,342,378
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,427,615
*	XXL ASA	631,470	1,634,531

TOTAL NORWAY			163,829,821

PORTUGAL — (0.7%)
	Altri SGPS SA	537,332	4,195,272
# *	Banco Comercial Portugues SA, Class R	46,192,622	6,907,229
	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	20,913	255,107
*	CTT-Correios de Portugal SA	665,115	3,031,295
	Galp Energia SGPS SA	47,197	543,464
*	Ibersol SGPS SA	35,043	269,894
# *	Mota-Engil SGPS SA	641,747	1,076,595
#	Navigator Co. SA (The)	1,820,852	6,135,721
	NOS SGPS SA	1,704,809	6,463,105
# *	Novabase SGPS SA	72,649	351,875
#	REN—Redes Energeticas Nacionais SGPS SA	3,006,659	8,804,989
	Semapa-Sociedade de Investimento e Gestao	166,209	2,412,461
#	Sonae SGPS SA	6,383,870	5,976,481

TOTAL PORTUGAL			46,423,488

SPAIN — (5.2%)
	Acciona SA	116,352	20,226,865
	Acerinox SA	1,140,518	15,814,871
# *	Adveo Group International SA	84,445	9,229
*	Aedas Homes SA	2,620	67,636
	Alantra Partners SA	70,405	1,336,357
	Almirall SA	424,745	6,667,595
# *	Amper SA	5,445,967	1,258,020
*	Applus Services SA	911,014	9,638,550
*	Atresmedia Corp. de Medios de Comunicacion SA	512,148	2,464,808
*	Azkoyen SA	67,253	478,947
*	Banco de Sabadell SA	27,006,041	17,098,138
	Bankinter SA	3,802,314	20,793,136
	CaixaBank SA	1,332,363	4,262,182
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	357,479	7,431,801
	CIE Automotive SA	424,373	11,804,421
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	6,240,727
*	Distribuidora Internacional de Alimentacion SA	429,110	42,132
	Ebro Foods SA	531,944	10,877,248
# *	eDreams ODIGEO SA	424,956	2,475,405

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Elecnor SA	200,108	$2,501,369
	Enagas SA	625,236	13,611,683
*	Ence Energia y Celulosa SA	988,129	4,337,332
	Ercros SA	643,000	2,054,854
	Euskaltel SA	548,865	7,301,739
	Faes Farma SA	2,022,017	8,424,937
	Fluidra SA	324,873	11,281,543
#	Fomento de Construcciones y Contratas SA	348,032	4,560,263
*	Gestamp Automocion SA	411,418	2,124,421
	Global Dominion Access SA	695,411	3,427,736
	Grupo Catalana Occidente SA	271,298	11,358,226
#	Grupo Empresarial San Jose SA	151,317	1,076,541
# *	Grupo Ezentis SA	1,629,459	775,048
	Iberpapel Gestion SA	47,911	1,078,598
# *	Indra Sistemas SA	856,710	8,913,916
	Laboratorio Reig Jofre SA	8,058	54,721
	Laboratorios Farmaceuticos Rovi SA	76,982	4,462,539
	Liberbank SA	12,438,498	4,397,621
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,802,314	7,451,269
	Mapfre SA	734,048	1,577,038
*	Mediaset Espana Comunicacion SA	1,072,499	6,826,686
# *	Melia Hotels International SA	706,277	5,769,026
# *	Metrovacesa S.A	21,535	197,148
	Miquel y Costas & Miquel SA	142,055	2,460,911
	Neinor Homes SA	37,636	496,812
# *	Obrascon Huarte Lain SA	905,725	712,236
#	Pharma Mar SA	79,333	9,063,789
	Prim SA	39,523	489,017
*	Promotora de Informaciones SA, Class A	1,752,528	1,939,080
	Prosegur Cash SA	158,555	142,811
	Prosegur Cia de Seguridad SA	1,584,655	4,928,765
# *	Quabit Inmobiliaria SA	576,617	280,620
*	Realia Business SA	1,667,905	1,369,102
	Renta 4 Banco SA	442	4,467
#	Sacyr SA	2,889,691	8,005,236
*	Solaria Energia y Medio Ambiente SA	395,783	8,113,811
*	Solarpack Corp. Tecnologica SA	3,377	80,780
*	Talgo SA	587,102	3,004,534
# *	Tecnicas Reunidas SA	188,993	2,817,970
# *	Tubacex SA	692,872	1,396,181
	Unicaja Banco SA	2,748,739	2,708,911
	Vidrala SA	123,414	13,890,552
	Viscofan SA	280,336	19,157,934
*	Vocento SA	352,577	452,519
	Zardoya Otis SA	1,131,276	7,165,730

TOTAL SPAIN			341,234,090

SWEDEN — (9.2%)
	AcadeMedia AB	415,939	4,305,255
	Adapteo Oyj	280,480	3,531,190
	AddLife AB, Class B	251,737	6,971,018
*	AddNode Group AB	85,577	2,918,590
	AddTech AB, Class B	1,058,674	18,456,073
*	AF Poyry AB	595,413	19,482,362
	Alimak Group AB	253,043	4,362,083
*	Ambea AB	126,799	1,188,642
*	Annehem Fastigheter AB, Class B	126,142	441,423
*	Arise AB	62,754	389,386
	Arjo AB, Class B	1,029,592	10,151,870

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Atrium Ljungberg AB, Class B	267,019	$5,593,014
*	Attendo AB	714,039	4,160,026
	Avanza Bank Holding AB	359,439	12,902,148
*	Balco Group AB	979	10,671
	Beijer Alma AB	282,919	6,350,310
*	Beijer Electronics Group AB	93,898	567,518
	Bergman & Beving AB	193,579	2,948,328
*	Bergs Timber AB, Class B	62,277	49,964
	Besqab AB	21,962	421,244
	Betsson AB	928,684	8,438,040
*	Better Collective A/S	19,587	513,775
*	BHG Group AB	175,332	3,368,714
#	Bilia AB, Class A	653,084	11,384,107
	BillerudKorsnas AB	85,552	1,747,210
	BioGaia AB, Class B	122,544	5,848,821
	Biotage AB	390,521	8,426,696
*	Bjorn Borg AB	13,009	35,869
	Bonava AB, Class B	474,123	5,617,171
*	Boozt AB	100,941	2,346,615
	Bravida Holding AB	978,791	14,522,481
	Bufab AB	215,726	5,696,548
	Bulten AB	117,488	1,510,048
	Bure Equity AB	450,981	20,582,787
*	Byggmax Group AB	356,302	3,110,082
*	Calliditas Therapeutics AB, Class B	75,130	1,111,286
*	Catella AB	11,889	47,501
	Catena AB	152,830	7,387,066
*	Catena Media P.L.C	117,350	733,441
*	Cavotec SA	79,682	245,332
	Cellavision AB	7,826	331,858
*	Clas Ohlson AB, Class B	155,907	1,664,039
	Cloetta AB, Class B	1,667,395	5,219,342
*	Collector AB	134,446	496,747
	Concentric AB	355,701	7,994,014
#	Coor Service Management Holding AB	270,442	2,290,812
	Dios Fastigheter AB	801,318	7,627,214
	Dometic Group AB	25,003	393,476
*	Doro AB	155,569	1,099,476
*	Duni AB	220,953	3,132,908
#	Dustin Group AB	450,607	5,623,386
	Eastnine AB	126,421	1,908,421
	Elanders AB, Class B	54,920	1,129,519
*	Electrolux Professional AB, Class B	150,340	952,379
# *	Eltel AB	206,068	633,398
*	Enea AB	102,697	2,902,629
# *	Eolus Vind AB, Class B	25,899	648,809
	eWork Group AB	32,666	366,608
	Fagerhult AB	293,570	2,015,772
	FastPartner AB, Class A	1,130	12,380
#	Fenix Outdoor International AG	19,372	2,867,045
	Ferronordic AB	1,301	31,701
*	Fingerprint Cards AB, Class B	634,700	2,596,916
#	G5 Entertainment AB	14,394	1,042,863
*	GARO AB	238	18,748
	GHP Specialty Care AB	21,719	75,758
*	Granges AB	793,999	10,642,195
*	Haldex AB	319,054	2,151,767
	Heba Fastighets AB, Class B	134,907	1,866,095
*	Hexatronic Group AB	18,571	334,990

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Hexpol AB	80,229	$983,640
	HMS Networks AB	120,248	5,200,657
# *	Hoist Finance AB	461,349	1,895,063
	Hufvudstaden AB, Class A	37,820	602,839
*	Humana AB	114,050	1,032,983
*	IAR Systems Group AB	1,213	21,412
*	Immunovia AB	8,077	107,185
	Instalco AB	55,550	2,353,887
# *	International Petroleum Corp.	61,606	217,009
#	Intrum AB	82,680	2,843,466
	INVISIO AB	555	12,443
*	Inwido AB	457,409	8,002,438
#	JM AB	497,581	18,433,307
	Karnov Group AB	19,547	114,807
*	Karo Pharma AB	5,040	31,702
*	Kindred Group P.L.C	1,227,634	21,129,080
	Klovern AB, Class B	4,943,184	9,567,822
*	KNOW IT AB	200,518	7,400,506
#	Kungsleden AB	1,438,162	16,721,005
	Lagercrantz Group AB, Class B	1,394,313	14,375,920
	LeoVegas AB	225,166	1,346,637
	Lime Technologies AB	4,993	193,361
	Lindab International AB	609,567	12,406,401
#	Loomis AB	357,375	11,703,112
*	Medcap AB	3,684	105,115
	Medicover AB, Class B	38,704	1,107,694
*	Mekonomen AB	281,075	4,824,582
	Midsona AB, Class B	2,661	24,588
	MIPS AB	19,191	1,552,407
*	Modern Times Group MTG AB, Class B	434,021	6,621,332
*	Momentum Group AB, Class B	143,592	3,344,519
*	Munters Group AB	1,207	11,813
	Mycronic AB	440,273	12,998,896
	NCC AB, Class B	236,798	4,464,965
# *	Nederman Holding AB	30,189	583,220
*	Nelly Group AB	70,318	317,695
*	Net Insight AB, Class B	1,214,572	350,825
*	New Wave Group AB, Class B	426,925	4,583,129
	Nobia AB	852,732	7,411,805
*	Nobina AB	732,991	6,479,126
*	Nolato AB, Class B	159,009	15,700,614
*	Nordic Entertainment Group AB, Class B	70,640	3,276,811
	Nordic Waterproofing Holding AB	66,975	1,429,583
	NP3 Fastigheter AB	152,387	2,798,024
	Nyfosa AB	1,249,698	15,033,991
	OEM International AB, Class B	47,898	2,285,901
*	Pandox AB	350,613	6,121,824
*	Peab AB, Class B	744,929	10,746,032
	Platzer Fastigheter Holding AB, Class B	250,352	3,273,206
	Pricer AB, Class B	892,974	3,602,245
	Proact IT Group AB	61,875	1,952,518
# *	Qliro AB	70,318	396,642
#	Ratos AB, Class B	1,558,543	9,171,980
*	RaySearch Laboratories AB	157,470	1,547,055
	Resurs Holding AB	678,931	3,509,144
*	Rottneros AB	672,020	780,473
*	SAS AB	8,113,247	1,875,250
*	Scandi Standard AB	397,762	3,113,959
# *	Scandic Hotels Group AB	212,468	957,943

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Sectra AB, Class B	115,969	$8,274,768
*	Semcon AB	118,592	1,624,409
*	Sensys Gatso Group AB	2,726,230	392,577
# *	SkiStar AB	321,068	4,859,770
*	Systemair AB	90,209	2,713,911
	Tethys Oil AB	65,726	475,763
	Troax Group AB	214,262	7,775,937
	VBG Group AB, Class B	26,732	561,055
	Vitec Software Group AB, Class B	13,721	647,690
#	Wihlborgs Fastigheter AB	796,443	16,280,952

TOTAL SWEDEN			598,604,390

SWITZERLAND — (13.3%)
	Allreal Holding AG	115,683	23,414,726
	ALSO Holding AG	44,564	13,477,962
*	APG SGA SA	8,640	2,068,758
	Arbonia AG	343,677	5,950,577
*	Aryzta AG	5,973,238	6,733,234
*	Ascom Holding AG	161,682	2,533,524
*	Autoneum Holding AG	21,144	4,086,531
	Bachem Holding AG, Class B	5,539	2,812,016
	Baloise Holding AG	1,875	317,050
	Banque Cantonale de Geneve	9,528	1,679,815
	Banque Cantonale du Jura SA	4,071	236,269
	Banque Cantonale Vaudoise	62,952	6,417,734
	Belimo Holding AG	60,560	24,168,038
	Bell Food Group AG	14,632	4,574,456
	Bellevue Group AG	57,974	2,458,045
	Berner Kantonalbank AG	28,933	6,766,236
	BKW AG	153,128	17,149,343
*	Bobst Group SA	65,642	4,364,540
	Bossard Holding AG, Class A	42,851	10,302,561
	Bucher Industries AG	54,197	28,443,507
	Burckhardt Compression Holding AG	541	194,277
	Burkhalter Holding AG	28,640	2,277,268
	Bystronic AG	9,616	11,753,438
	Calida Holding AG	32,749	1,284,571
# *	Carlo Gavazzi Holding AG	2,982	714,078
	Cembra Money Bank AG	187,433	20,380,989
#	Cicor Technologies, Ltd.	14,897	828,126
	Cie Financiere Tradition SA	10,661	1,371,638
#	Clariant AG	339,571	7,112,782
	Coltene Holding AG	26,366	3,731,708
	Comet Holding AG	3,131	802,827
*	COSMO Pharmaceuticals NV	235	22,644
	Daetwyler Holding AG	10,017	3,250,766
	DKSH Holding AG	225,777	18,169,236
	dormakaba Holding AG	23,772	15,621,378
# *	Dottikon Es Holding AG	1,430	280,426
# *	Dufry AG	399,735	26,306,042
	EFG International AG	675,982	5,907,863
	Emmi AG	15,057	15,637,341
	Energiedienst Holding AG	83,637	3,205,838
# *	Evolva Holding SA	3,349,123	698,961
*	Feintool International Holding AG	16,000	1,140,819
*	Flughafen Zurich AG	126,351	22,728,103
	Forbo Holding AG	8,604	16,478,721
	Galenica AG	59,045	3,995,959
*	GAM Holding AG	1,195,762	3,098,447

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Georg Fischer AG	31,470	$44,126,403
	Gurit Holding AG	3,022	7,855,955
	Helvetia Holding AG	229,898	27,639,436
	Hiag Immobilien Holding AG	20,030	2,324,662
# *	HOCHDORF Holding AG	6,697	447,223
	Huber & Suhner AG	94,378	7,574,376
	Hypothekarbank Lenzburg AG	6	28,243
*	Implenia AG	120,182	3,503,006
*	Ina Invest Holding AG	25,352	526,692
	Inficon Holding AG	14,229	15,221,686
	Interroll Holding AG	4,787	16,361,000
	Intershop Holding AG	10,283	6,879,957
	Investis Holding SA	3,673	389,341
*	Jungfraubahn Holding AG	17,432	2,630,741
	Kardex Holding AG	47,102	9,723,211
*	Komax Holding AG	20,442	4,904,590
#	Kudelski SA	217,692	1,009,106
	Landis+Gyr Group AG	46,168	3,200,314
# *	Lastminute.com NV	23,689	998,069
	LEM Holding SA	3,808	7,131,225
	Liechtensteinische Landesbank AG	64,323	3,806,379
	Luzerner Kantonalbank AG	20,110	9,496,568
# *	Meier Tobler Group AG	45,826	805,756
	Metall Zug AG	1,082	2,345,437
# *	Meyer Burger Technology AG	2,931,882	1,366,474
*	Mikron Holding AG	8,692	60,918
	Mobilezone Holding AG	279,877	3,502,603
	Mobimo Holding AG	55,872	17,754,506
	OC Oerlikon Corp. AG	1,609,083	18,818,052
*	Orascom Development Holding AG	93,520	1,044,972
#	Orell Fuessli AG	5,028	613,849
	Orior AG	37,151	3,402,643
*	Peach Property Group AG	1,034	58,399
	Phoenix Mecano AG	4,472	2,282,038
	Plazza AG, Class A	6,999	2,460,786
	PSP Swiss Property AG	326,804	40,326,399
*	Rieter Holding AG	20,000	3,079,317
	Romande Energie Holding SA	2,625	3,708,890
#	Schaffner Holding AG	3,363	946,061
	Schweiter Technologies AG	7,099	11,519,937
	Schweizerische Nationalbank	23	135,463
*	Sensirion Holding AG	2,845	194,281
	SFS Group AG	124,609	16,062,056
	Siegfried Holding AG	30,001	27,590,884
	SIG Combibloc Group AG	316,452	7,756,583
	Softwareone Holding AG	73,209	1,897,262
	St Galler Kantonalbank AG	17,241	8,072,376
	Sulzer AG	136,230	15,520,082
	Swiss Prime Site AG	55,059	5,358,302
# *	Swiss Steel Holding AG	3,310,891	1,139,976
	Swissquote Group Holding SA	77,115	11,579,551
	Tecan Group AG	1,723	839,593
	Thurgauer Kantonalbank	3,152	366,049
# *	Tornos Holding AG	26,632	185,209
*	TX Group AG	17,310	1,332,260
#	u-blox Holding AG	43,500	2,982,380
	Valiant Holding AG	107,176	11,882,756
*	Valora Holding AG	27,553	5,781,664
	VAT Group AG	179,719	51,321,290

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Shares	Value»
	SWITZERLAND — (Continued)
	Vaudoise Assurances Holding SA		6,746	$3,597,500
	Vetropack Holding AG		64,876	3,925,707
*	Von Roll Holding AG		378,198	319,092
	Vontobel Holding AG		223,125	16,792,845
	VP Bank AG		24,056	3,031,370
	VZ Holding AG		90,005	7,750,049
*	V-ZUG Holding AG		10,820	1,494,975
	Walliser Kantonalbank		18,991	2,226,007
	Warteck Invest AG		27	70,657
	Ypsomed Holding AG		8,690	1,394,895
	Zehnder Group AG		82,191	6,629,357
	Zug Estates Holding AG, Class B		1,178	2,561,084
	Zuger Kantonalbank AG		700	5,273,342

	TOTAL SWITZERLAND			869,889,285

	UNITED STATES — (0.0%)
# *	Arko Corp.		135,431	1,397,547

	TOTAL COMMON STOCKS			6,064,152,161

	PREFERRED STOCKS — (0.9%)

	GERMANY — (0.9%)
	Biotest AG		99,466	3,515,208
	Draegerwerk AG & Co., KGaA		60,431	5,641,240
	Fuchs Petrolub SE		284,114	15,128,909
	Jungheinrich AG		366,703	19,184,201
	Sixt SE		116,451	9,607,109
	STO SE & Co., KGaA		13,696	2,597,352
	Villeroy & Boch AG		49,772	1,059,312

	TOTAL GERMANY			56,733,331

	RIGHTS/WARRANTS — (0.0%)

	AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22		497,492	0

	FRANCE — (0.0%)
*	Euronext NV Rights 05/10/21		223,445	2,619,207

	TOTAL RIGHTS/WARRANTS			2,619,207

			Face Amount^ (000)

	BONDS — (0.0%)
	GERMANY — (0.0%)
	Schaltbau Holding AG
	0.500%, 09/30/22	EUR	224	296,056

	TOTAL INVESTMENT SECURITIES (Cost $4,195,816,013)			6,123,800,755

			Shares	Value†
	SECURITIES LENDING COLLATERAL — (6.3%)
@ §	The DFA Short Term Investment Fund		35,375,947	409,299,711

	TOTAL INVESTMENTS — (100.0%) (Cost $4,605,087,337)			$6,533,100,466

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

BAM	Build America Mutual
P.L.C	Public Limited Company
SA	Special Assessment
EUR	Euro

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$233,920,578	—	$233,920,578
Belgium	$1,002,558	221,517,535	—	222,520,093
Denmark	—	339,920,758	—	339,920,758
Finland	—	402,796,146	—	402,796,146
France	11,545	639,968,444	—	639,979,989
Germany	—	990,554,453	—	990,554,453
Ireland	86,038	52,838,917	—	52,924,955
Israel	907,892	207,354,123	—	208,262,015
Italy	—	511,536,240	—	511,536,240
Netherlands	—	440,358,313	—	440,358,313
Norway	2,367,244	161,462,577	—	163,829,821
Portugal	—	46,423,488	—	46,423,488
Spain	7,451,269	333,782,821	—	341,234,090
Sweden	3,368,714	595,235,676	—	598,604,390
Switzerland	839,593	869,049,692	—	869,889,285
United States	—	1,397,547	—	1,397,547
Preferred Stocks
Germany	—	56,733,331	—	56,733,331
Rights/Warrants
France	—	2,619,207	—	2,619,207
Bonds
Germany	—	296,056	—	296,056
Securities Lending Collateral	—	409,299,711	—	409,299,711

TOTAL	$16,034,853	$6,517,065,613	—	$6,533,100,466

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
	Titan Cement International SA	61,385	$1,243,246

BRAZIL — (3.8%)
	Ambev SA, ADR	2,170,950	6,035,241
	Atacadao SA	247,864	991,082
*	B2W Cia Digital	60,195	746,003
	B3 SA—Brasil Bolsa Balcao	944,657	8,956,073
	Banco Bradesco SA	603,046	2,294,707
	Banco BTG Pactual SA	126,158	2,502,467
	Banco do Brasil SA	512,750	2,797,822
	Banco Santander Brasil SA	162,491	1,152,563
	BB Seguridade Participacoes SA	542,743	2,231,101
*	Braskem SA, Sponsored ADR	79,692	1,542,837
*	BRF SA	574,623	2,199,246
	CCR SA	2,060,317	4,566,640
	Centrais Eletricas Brasileiras SA	107,077	725,207
	Cia Brasileira de Distribuicao	285,040	2,137,256
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,268,296
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	321,985
	Cia Energetica de Minas Gerais	128,098	398,298
	Cia Paranaense de Energia	199,000	212,919
	Cia Paranaense de Energia, Sponsored ADR	17,400	94,656
	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	4,738,666
	Cia Siderurgica Nacional SA	394,065	3,568,461
	Cosan SA	110,374	1,829,932
	CPFL Energia SA	121,800	658,100
	Energisa SA	228,135	1,850,430
*	Eneva SA	40,400	109,106
	Engie Brasil Energia SA	119,376	893,773
	Equatorial Energia SA	1,091,321	5,040,683
	Hapvida Participacoes e Investimentos SA	467,407	1,242,506
	Hypera SA	363,863	2,321,682
	Itau Unibanco Holding SA	162,403	731,285
	JBS SA	1,943,203	10,774,804
*	Klabin SA	1,485,490	7,618,809
	Localiza Rent a Car SA	435,514	5,155,245
	Lojas Americanas SA	109,111	398,718
	Lojas Renner SA	728,565	5,418,585
	Magazine Luiza SA	1,102,484	4,065,271
*	Natura & Co. Holding SA	519,291	4,659,427
	Notre Dame Intermedica Participacoes S.A	249,192	3,728,212
	Petrobras Distribuidora SA	688,555	2,853,319
	Petroleo Brasileiro SA	3,033,556	12,900,313
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	1,299,604	11,241,575
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	320,180	2,715,126
	Porto Seguro SA	250,037	2,272,499
	Raia Drogasil SA	760,485	3,681,990
*	Rumo SA	1,324,031	4,874,885
	Sendas Distribuidora SA	285,040	4,244,601
	Sul America SA	62,156	374,283
*	Suzano SA	480,607	6,075,659
# *	Suzano SA, Sponsored ADR	74,273	941,780
	Telefonica Brasil SA	248,062	1,972,787
	TIM SA	826,336	1,854,371
	Ultrapar Participacoes SA	770,263	2,993,391

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA, Sponsored ADR	749,681	$15,083,592
	Vale SA	3,260,013	65,427,706
	WEG SA	726,666	4,683,421

TOTAL BRAZIL			251,169,392

CHILE — (0.5%)
	AES Gener SA	712,573	117,093
	Aguas Andinas SA, Class A	2,010,638	571,453
#	Banco de Chile, ADR	128,473	2,798,127
	Banco de Credito e Inversiones SA	44,056	2,045,880
	Banco Santander Chile, ADR	76,364	1,698,335
	Cencosud SA	2,064,699	4,286,387
	Cia Cervecerias Unidas SA	109,017	1,003,153
	Cia Cervecerias Unidas SA, Sponsored ADR	45,814	839,771
	Colbun SA	7,202,239	1,236,297
	Embotelladora Andina SA, ADR, Class B	24,029	344,095
	Empresa Nacional de Telecomunicaciones SA	260,143	1,460,795
	Empresas CMPC SA	1,159,617	3,222,382
	Empresas COPEC SA	174,061	1,874,499
#	Enel Americas SA, ADR	561,671	4,032,798
	Enel Chile SA, ADR	644,316	2,248,663
	Falabella SA	231,679	1,046,374
	Itau CorpBanca Chile SA	53,769,268	183,082
	Plaza SA	74,670	126,073
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	127,489	6,723,770

TOTAL CHILE			35,859,027

CHINA — (35.3%)
	360 Security Technology, Inc., Class A.	156,500	304,285
*	51job, Inc., ADR	36,065	2,219,801
#	AAC Technologies Holdings, Inc.	1,726,500	9,584,109
	Accelink Technologies Co., Ltd., Class A	64,300	220,203
	Addsino Co., Ltd., Class A	85,000	222,751
	AECC Aero-Engine Control Co., Ltd., Class A	55,500	155,016
	AECC Aviation Power Co., Ltd., Class A	79,700	464,794
	Aerospace CH UAV Co., Ltd.	44,300	127,899
	Agile Group Holdings, Ltd.	3,660,000	5,717,558
	Agricultural Bank of China, Ltd., Class H	23,317,000	9,033,452
	Aier Eye Hospital Group Co., Ltd., Class A	171,228	1,962,694
	Air China, Ltd., Class H	2,006,000	1,586,119
	Aisino Corp., Class A	158,200	289,157
*	Alibaba Group Holding, Ltd., Sponsored ADR	929,746	214,724,839
*	Alibaba Group Holding, Ltd.	714,100	20,642,985
*	Alibaba Health Information Technology, Ltd.	1,076,000	3,275,125
	A-Living Smart City Services Co., Ltd., Class H	58,500	268,890
# *	Aluminum Corp. of China, Ltd., ADR	21,075	273,975
*	Aluminum Corp. of China, Ltd., Class H	4,954,000	2,559,909
	Angel Yeast Co., Ltd., Class A	110,900	1,002,358
	Anhui Anke Biotechnology Group Co., Ltd., Class A	50,600	154,427
	Anhui Conch Cement Co., Ltd., Class H	2,516,500	15,020,114
	Anhui Gujing Distillery Co., Ltd., Class A	15,416	540,441
	Anhui Jinhe Industrial Co., Ltd., Class A	54,600	275,284
	Anhui Kouzi Distillery Co., Ltd., Class A	71,000	681,379
	Anhui Yingjia Distillery Co., Ltd., Class A	74,000	427,999
	ANTA Sports Products, Ltd.	912,000	16,268,621
	Apeloa Pharmaceutical Co., Ltd., Class A	163,520	783,749
	Asymchem Laboratories Tianjin Co., Ltd., Class A	12,500	632,956
	Autobio Diagnostics Co., Ltd., Class A	13,300	250,546

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co., Ltd., Class A	44,576	$213,967
	Avic Capital Co., Ltd., Class A	327,700	196,198
	AVIC Electromechanical Systems Co., Ltd., Class A	155,700	234,254
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	54,602	573,793
	AVIC Shenyang Aircraft Co., Ltd., Class A	30,900	275,428
	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	113,100	419,449
	AVICOPTER P.L.C., Class A	22,704	178,196
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	90,250	191,672
*	Baidu, Inc., Sponsored ADR	137,226	28,862,745
	Bank of Beijing Co., Ltd., Class A	782,508	575,221
	Bank of Changsha Co., Ltd., Class A	364,484	506,860
	Bank of Chengdu Co., Ltd., Class A	568,750	1,046,579
	Bank of China, Ltd., Class H	39,731,181	15,763,265
	Bank of Communications Co., Ltd., Class H	10,379,515	6,627,238
	Bank of Hangzhou Co., Ltd., Class A	404,904	1,034,075
	Bank of Jiangsu Co., Ltd., Class A	1,011,270	1,103,499
	Bank of Nanjing Co., Ltd., Class A	787,380	1,115,200
	Bank of Ningbo Co., Ltd., Class A	288,493	1,879,939
	Bank of Shanghai Co., Ltd., Class A	534,383	674,843
	Baoshan Iron & Steel Co., Ltd., Class A	1,014,500	1,348,459
*	BeiGene, Ltd., ADR	3,348	1,150,172
# *	BeiGene, Ltd.	191,700	5,099,211
*	Beijing BDStar Navigation Co., Ltd., Class A	35,100	219,670
	Beijing Capital Co., Ltd., Class A	818,160	375,173
	Beijing Capital Development Co., Ltd., Class A	73,900	63,758
	Beijing Dabeinong Technology Group Co., Ltd., Class A	352,152	442,364
*	Beijing Easpring Material Technology Co., Ltd., Class A	34,600	268,985
	Beijing E-Hualu Information Technology Co., Ltd., Class A	63,980	242,541
	Beijing Enlight Media Co., Ltd., Class A	168,100	337,744
	Beijing Kunlun Tech Co., Ltd., Class A	108,000	308,457
	Beijing New Building Materials P.L.C., Class A	114,303	812,288
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	183,962	1,635,888
	Beijing Originwater Technology Co., Ltd., Class A	293,800	318,702
	Beijing Shiji Information Technology Co., Ltd., Class A	62,664	275,702
*	Beijing Shougang Co., Ltd., Class A	257,300	199,939
	Beijing Shunxin Agriculture Co., Ltd., Class A	62,300	476,927
	Beijing Sinnet Technology Co., Ltd., Class A	183,337	398,318
	Beijing Thunisoft Corp., Ltd., Class A	74,700	206,030
	Beijing Tiantan Biological Products Corp., Ltd., Class A	64,347	358,298
	Beijing Tongrentang Co., Ltd., Class A	36,400	171,738
	Beijing Yanjing Brewery Co., Ltd., Class A	277,500	316,528
	Betta Pharmaceuticals Co., Ltd., Class A	17,506	288,688
	BGI Genomics Co., Ltd., Class A	45,000	896,274
	Blue Sail Medical Co., Ltd., Class A	160,662	584,084
	BOE Technology Group Co., Ltd., Class A	1,527,600	1,722,247
	Bright Dairy & Food Co., Ltd., Class A	169,885	452,779
	BTG Hotels Group Co., Ltd., Class A	91,200	359,781
	BYD Co., Ltd., Class H	542,386	11,278,655
#	BYD Electronic International Co., Ltd.	1,425,000	7,560,954
	By-health Co., Ltd., Class A	105,593	532,141
	C&S Paper Co., Ltd., Class A	181,900	864,241
	Caitong Securities Co., Ltd., Class A	269,900	415,375
	CECEP Solar Energy Co., Ltd., Class A	332,800	315,606
	CGN Power Co., Ltd., Class H	4,899,000	1,127,064
	Chacha Food Co., Ltd., Class A	70,100	583,226
	Changchun High & New Technology Industry Group, Inc., Class A	19,100	1,463,927
	Changjiang Securities Co., Ltd., Class A	410,502	458,345
	Changsha Jingjia Microelectronics Co., Ltd., Class A	16,400	184,022
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	17,700	531,082

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chaozhou Three-Circle Group Co., Ltd., Class A	139,705	$931,375
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	75,200	250,385
	Chengtun Mining Group Co., Ltd., Class A	229,600	264,536
	China Aerospace Times Electronics Co., Ltd., Class A	187,600	197,517
	China Avionics Systems Co., Ltd., Class A	50,500	116,988
	China Baoan Group Co., Ltd., Class A	193,034	312,992
	China Cinda Asset Management Co., Ltd., Class H	3,106,000	610,531
	China CITIC Bank Corp., Ltd., Class H	9,190,928	4,798,006
	China Coal Energy Co., Ltd., Class H	3,786,777	2,048,080
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	653,664
	China Conch Venture Holdings, Ltd.	1,696,000	8,002,240
	China Construction Bank Corp., Class H	79,728,590	62,933,091
*	China CSSC Holdings, Ltd., Class A	45,800	110,305
	China Eastern Airlines Corp., Ltd., ADR	11,904	259,745
	China Eastern Airlines Corp., Ltd., Class H	3,082,000	1,349,933
	China Everbright Bank Co., Ltd., Class H	5,515,000	2,302,944
#	China Evergrande Group.	3,952,000	6,668,929
	China Film Co., Ltd., Class A	143,500	313,149
	China Fortune Land Development Co., Ltd., Class A	532,281	457,953
	China Galaxy Securities Co., Ltd., Class H	6,041,000	3,590,357
	China Gas Holdings, Ltd.	4,891,400	17,630,845
	China Gezhouba Group Co., Ltd., Class A	564,500	619,748
	China Great Wall Securities Co., Ltd., Class A	143,300	222,359
	China Greatwall Technology Group Co., Ltd., Class A	182,800	332,364
	China Hongqiao Group, Ltd.	3,626,000	5,723,237
# *	China International Capital Corp., Ltd., Class H	2,061,200	5,160,080
	China International Marine Containers Group Co., Ltd., Class H	213,120	400,489
	China Jushi Co., Ltd., Class A.	283,700	785,585
#	China Life Insurance Co., Ltd., ADR	455,615	4,651,829
	China Life Insurance Co., Ltd., Class H	1,945,000	3,942,805
*	China Literature, Ltd.	216,200	2,251,648
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	4,223,364
	China Meheco Co., Ltd., Class A	55,300	109,456
	China Mengniu Dairy Co., Ltd.	3,231,000	17,292,625
	China Merchants Bank Co., Ltd., Class H	3,814,554	30,640,066
	China Merchants Energy Shipping Co., Ltd., Class A	208,700	157,995
	China Merchants Securities Co., Ltd., Class H	535,860	748,814
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	237,373	425,582
	China Minmetals Rare Earth Co., Ltd., Class A	46,200	121,117
	China Minsheng Banking Corp., Ltd., Class H	6,906,100	3,538,793
	China Molybdenum Co., Ltd., Class H	3,669,966	2,478,904
	China National Accord Medicines Corp., Ltd., Class A	28,200	181,795
	China National Building Material Co., Ltd., Class H	10,930,000	15,783,927
	China National Medicines Corp., Ltd., Class A	96,800	549,952
	China National Nuclear Power Co., Ltd., Class A	1,600,390	1,288,329
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	146,200	457,649
	China Oilfield Services, Ltd., Class H	4,074,000	3,722,387
	China Overseas Land & Investment, Ltd.	8,252,500	20,885,888
	China Pacific Insurance Group Co., Ltd., Class H	4,918,400	17,702,635
#	China Petroleum & Chemical Corp., ADR	57,958	2,850,939
	China Petroleum & Chemical Corp., Class H	12,896,800	6,360,774
	China Railway Group, Ltd., Class H	7,014,000	3,621,211
	China Railway Signal & Communication Corp., Ltd., Class H	2,390,000	948,668
	China Resources Beer Holdings Co., Ltd.	1,159,611	9,341,490
	China Resources Cement Holdings, Ltd.	6,186,000	6,738,552
	China Resources Gas Group, Ltd.	2,140,000	11,578,637
	China Resources Land, Ltd.	5,690,666	26,644,099
	China Resources Power Holdings Co., Ltd.	2,194,517	2,882,863
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	110,058	424,557

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Shenhua Energy Co., Ltd., Class H	5,943,000	$12,378,634
	China South Publishing & Media Group Co., Ltd., Class A	156,900	247,239
*	China Southern Airlines Co., Ltd., Sponsored ADR	10,452	353,173
*	China Southern Airlines Co., Ltd., Class H	2,698,000	1,827,027
	China State Construction Engineering Corp., Ltd., Class A	1,922,400	1,465,862
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,788,913
	China Tourism Group Duty Free Corp., Ltd., Class A	66,800	3,205,639
	China Tower Corp., Ltd., Class H	58,664,000	8,438,735
	China TransInfo Technology Co., Ltd., Class A	145,530	335,481
	China Vanke Co., Ltd., Class H	3,423,500	11,971,657
	China Yangtze Power Co., Ltd., Class A	748,847	2,308,211
	China Zhenhua Group Science & Technology Co., Ltd., Class A	23,100	171,885
	China Zheshang Bank Co., Ltd., Class H	31,000	13,663
	Chongqing Brewery Co., Ltd., Class A	21,500	521,374
*	Chongqing Changan Automobile Co., Ltd., Class A	168,500	425,890
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	69,700	428,649
	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,634,000	1,116,194
	Chongqing Zhifei Biological Products Co., Ltd., Class A	83,314	2,889,823
	Chow Tai Seng Jewellery Co., Ltd., Class A	55,136	262,812
	CIFI Holdings Group Co., Ltd.	4,673,191	4,175,196
	CITIC Securities Co., Ltd., Class H	1,660,500	3,992,753
	CITIC, Ltd.	4,725,000	4,962,530
	CNHTC Jinan Truck Co., Ltd., Class A	115,061	598,759
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	125,600	228,052
	COFCO Biotechnology Co., Ltd., Class A	21,900	30,681
	Contemporary Amperex Technology Co., Ltd., Class A	82,800	4,975,762
*	COSCO SHIPPING Holdings Co., Ltd., Class H	5,072,500	9,037,046
	Country Garden Holdings Co., Ltd.	15,537,519	18,470,820
#	Country Garden Services Holdings Co., Ltd.	1,257,492	13,173,293
#	CSC Financial Co., Ltd., Class H	1,105,500	1,287,176
	CSPC Pharmaceutical Group, Ltd.	17,819,200	21,994,923
	CTS International Logistics Corp., Ltd., Class A	100,700	245,394
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	102,300	528,695
	Dali Foods Group Co., Ltd.	4,627,500	2,748,959
	Daqin Railway Co., Ltd., Class A	1,053,060	1,118,646
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	39,056	455,875
	Datang International Power Generation Co., Ltd., Class H	2,936,000	434,037
	DHC Software Co., Ltd., Class A	290,300	305,744
	Dian Diagnostics Group Co., Ltd., Class A	83,929	503,793
	Dong-E-E-Jiao Co., Ltd., Class A	64,411	353,061
	Dongfeng Motor Group Co., Ltd., Class H	1,160,000	1,008,152
	Dongxing Securities Co., Ltd., Class A	366,118	581,591
	East Money Information Co., Ltd., Class A	271,200	1,344,560
*	Ecovacs Robotics Co., Ltd., Class A	11,000	277,437
	ENN Energy Holdings, Ltd.	848,700	14,482,701
	ENN Natural Gas Co., Ltd., Class A	245,000	662,301
	Eoptolink Technology, Inc., Ltd., Class A	39,020	232,185
*	Estun Automation Co., Ltd., Class A	46,603	230,993
	Eve Energy Co., Ltd., Class A	65,105	886,528
#	Everbright Securities Co., Ltd., Class H	413,200	323,853
*	Fangda Carbon New Material Co., Ltd., Class A	374,324	512,759
*	FAW Jiefang Group Co., Ltd.	286,000	487,741
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	107,700	296,432
	Financial Street Holdings Co., Ltd., Class A.	396,800	379,514
	First Capital Securities Co., Ltd., Class A	258,900	260,483
#	Flat Glass Group Co., Ltd., Class H	396,000	1,216,308
	Focus Media Information Technology Co., Ltd., Class A	678,700	1,127,273
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	140,094	3,657,219
	Fosun International, Ltd.	2,724,722	3,913,057

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Founder Securities Co., Ltd., Class A	618,800	$878,700
	Fujian Sunner Development Co., Ltd., Class A	215,363	877,573
	Fuyao Glass Industry Group Co., Ltd., Class H	848,400	4,911,772
	Ganfeng Lithium Co., Ltd., Class H	62,200	833,222
	Gansu Shangfeng Cement Co., Ltd., Class A	95,571	284,608
	G-bits Network Technology Xiamen Co., Ltd., Class A	11,400	804,960
*	GCL System Integration Technology Co., Ltd., Class A	211,500	101,272
*	GCL-Poly Energy Holdings, Ltd.	20,189,000	5,146,177
	GD Power Development Co., Ltd., Class A	229,600	80,442
# *	GDS Holdings, Ltd., ADR	45,771	3,797,620
	Geely Automobile Holdings, Ltd.	10,400,000	27,088,794
	GEM Co., Ltd., Class A	357,976	549,444
	Gemdale Corp., Class A	430,900	781,050
	GF Securities Co., Ltd., Class H	1,733,400	2,505,089
	Giant Network Group Co., Ltd., Class A	112,402	237,615
	Gigadevice Semiconductor Beijing, Inc., Class A	16,982	504,435
	Ginlong Technologies Co., Ltd., Class A	9,500	300,640
	GoerTek, Inc., Class A	198,500	1,149,821
*	Gotion High-tech Co., Ltd., Class A	68,900	368,071
	Grandblue Environment Co., Ltd., Class A	4,600	16,861
	Grandjoy Holdings Group Co., Ltd., Class A	73,700	41,511
#	Great Wall Motor Co., Ltd., Class H	3,807,000	9,451,153
	Gree Electric Appliances, Inc., Class A	142,233	1,312,740
	Greenland Holdings Corp., Ltd., Class A	521,500	455,411
	GRG Banking Equipment Co., Ltd., Class A	218,700	435,003
	Guangdong Haid Group Co., Ltd., Class A	71,100	914,361
*	Guangdong HEC Technology Holding Co., Ltd., Class A	338,100	244,731
	Guangdong Hongda Blasting Co., Ltd., Class A	71,300	305,606
	Guangdong Investment, Ltd.	2,818,000	4,338,664
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	62,700	361,573
*	Guanghui Energy Co., Ltd., Class A	764,600	359,208
	Guangxi Guiguan Electric Power Co., Ltd., Class A	34,400	27,497
	Guangzhou Automobile Group Co., Ltd., Class H	3,259,162	2,780,370
	Guangzhou Baiyun International Airport Co., Ltd., Class A	214,700	402,711
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	190,000	511,359
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	339,950
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	24,501	543,514
	Guangzhou R&F Properties Co., Ltd., Class H	484,800	618,764
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	37,300	766,737
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	26,520	274,707
	Guangzhou Wondfo Biotech Co., Ltd., Class A	35,467	554,796
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	167,300	331,717
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	79,100	133,567
	Guizhou Space Appliance Co., Ltd., Class A	28,800	196,198
	Guosen Securities Co., Ltd., Class A	148,400	240,160
*	Guosheng Financial Holding, Inc., Class A	138,300	227,562
	Guotai Junan Securities Co., Ltd., Class H	474,400	673,540
	Guoyuan Securities Co., Ltd., Class A	105,040	124,437
	Haier Smart Home Co., Ltd., Class A	258,200	1,318,230
*	Haier Smart Home Co., Ltd., Class H	4,744,000	20,401,456
	Hainan Poly Pharm Co., Ltd., Class A	37,100	281,815
	Haisco Pharmaceutical Group Co., Ltd., Class A	38,400	156,375
	Haitong Securities Co., Ltd., Class H	2,178,400	1,948,100
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	50,000	295,125
	Hangcha Group Co., Ltd., Class A	66,600	214,709
	Hangzhou First Applied Material Co., Ltd., Class A	42,200	593,787
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	132,600	701,621
	Hangzhou Robam Appliances Co., Ltd., Class A	42,573	251,813
	Hangzhou Silan Microelectronics Co., Ltd., Class A	66,100	366,246

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Tigermed Consulting Co., Ltd., Class A	12,100	$291,308
*	Hangzhou Tigermed Consulting Co., Ltd., Class H	16,500	323,321
	Han’s Laser Technology Industry Group Co., Ltd., Class A	88,017	543,943
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	66,700	230,775
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	480,196
	Heilongjiang Agriculture Co., Ltd., Class A	174,805	408,337
	Henan Shenhuo Coal & Power Co., Ltd., Class A	136,400	232,059
	Henan Shuanghui Investment & Development Co., Ltd., Class A	193,729	1,094,028
	Hengan International Group Co., Ltd.	1,801,500	11,641,987
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	338,272
	Hengli Petrochemical Co., Ltd.,, Class A	430,900	1,965,082
# *	HengTen Networks Group, Ltd.	1,380,000	1,625,801
	Hengtong Optic-electric Co., Ltd., Class A	227,200	405,518
	Hengyi Petrochemical Co., Ltd., Class A	334,988	678,477
*	Hesteel Co., Ltd., Class A	1,832,853	721,202
	Hithink RoyalFlush Information Network Co., Ltd., Class A	31,881	533,059
	Hongfa Technology Co., Ltd., Class A	71,093	611,688
*	Hua Hong Semiconductor, Ltd.	323,000	2,009,300
	Huaan Securities Co., Ltd., Class A	480,700	451,247
	Huadong Medicine Co., Ltd., Class A	204,800	1,657,738
	Huafon Chemical Co., Ltd., Class A	294,783	581,531
	Huagong Tech Co., Ltd., Class A	50,100	155,860
	Hualan Biological Engineering, Inc., Class A	104,900	679,854
	Huaneng Power International, Inc., Sponsored ADR	33,132	474,782
	Huaneng Power International, Inc., Class H	2,986,000	1,074,864
	Huatai Securities Co., Ltd., Class H	1,158,600	1,653,236
	Huaxi Securities Co., Ltd., Class A	348,500	501,801
	Huaxia Bank Co., Ltd., Class A	913,056	879,935
	Huaxin Cement Co., Ltd., Class A	206,300	698,323
	Huayu Automotive Systems Co., Ltd., Class A	217,000	876,974
# *	Huazhu Group, Ltd., ADR	129,257	7,620,993
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	513,559	302,460
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	111,730	332,704
	Huizhou Desay Sv Automotive Co., Ltd., Class A	11,000	177,516
	Hunan Valin Steel Co., Ltd., Class A	1,237,900	1,498,500
	Hundsun Technologies, Inc., Class A	29,780	421,139
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	347,700	553,745
	Iflytek Co., Ltd., Class A	139,400	1,092,875
	Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,806,012
	Industrial Bank Co., Ltd., Class A	857,039	2,873,740
	Industrial Securities Co., Ltd., Class A	501,960	703,230
	Infore Environment Technology Group Co., Ltd., Class A	247,423	300,932
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	2,987,020	677,427
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	103,600	299,018
	Inner Mongolia First Machinery Group Co., Ltd., Class A	12,100	19,348
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	810,103	724,028
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	346,800	2,185,960
*	Innovent Biologics, Inc.	519,500	5,634,908
	Inspur Electronic Information Industry Co., Ltd., Class A	58,384	242,746
	Jafron Biomedical Co., Ltd., Class A	35,367	525,714
	Jason Furniture Hangzhou Co., Ltd., Class A	6,500	80,441
*	JD.com Inc, Class A	53,200	2,054,506
*	JD.com, Inc., ADR	248,488	19,223,032
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	419,500	449,163
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	321,098
	Jiangsu Expressway Co., Ltd., Class H	1,020,000	1,200,476
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	60,198	797,263
	Jiangsu Hengrui Medicine Co., Ltd., Class A	242,896	3,146,329

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	70,979	$196,831
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	90,612	745,747
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	14,700	35,974
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	143,900	226,944
	Jiangsu Shagang Co., Ltd., Class A	237,700	361,001
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	91,400	2,710,719
	Jiangsu Yangnong Chemical Co., Ltd., Class A	39,837	687,747
	Jiangsu Yoke Technology Co., Ltd., Class A	38,500	349,841
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	137,400	673,398
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	392,900	428,936
	Jiangsu Zhongtian Technology Co., Ltd., Class A	375,200	591,254
	Jiangxi Copper Co., Ltd., Class H	1,199,000	2,910,393
	Jiangxi Zhengbang Technology Co., Ltd., Class A	395,146	897,617
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	96,600	226,790
	Jinduicheng Molybdenum Co., Ltd., Class A	254,400	226,165
	Jinke Properties Group Co., Ltd., Class A	182,100	185,328
*	Jinneng Science&Technology Co., Ltd., Class A	50,000	142,355
	Jinyu Bio-Technology Co., Ltd., Class A	92,300	310,396
	JiuGui Liquor Co., Ltd., Class A	11,500	351,288
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	240,955	545,941
	Joinn Laboratories China Co., Ltd., Class A	13,000	305,411
*	Jointown Pharmaceutical Group Co., Ltd., Class A	227,867	596,175
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	57,600	414,511
	Joyoung Co., Ltd., Class A	107,900	529,436
#	JOYY, Inc., ADR	41,913	3,984,250
	Juewei Food Co., Ltd., Class A	43,844	583,409
	Juneyao Airlines Co., Ltd., Class A	141,100	322,274
	Kingdee International Software Group Co., Ltd.	1,235,000	4,067,053
	Kingsoft Corp., Ltd.	981,000	6,921,577
*	Kuang-Chi Technologies Co., Ltd., Class A	18,500	53,430
	Kunlun Energy Co., Ltd.	9,690,000	10,360,862
	Kweichow Moutai Co., Ltd., Class A	65,693	20,295,293
	KWG Group Holdings, Ltd.	1,036,500	1,660,498
*	KWG Living Group Holdings, Ltd.	518,250	531,110
	Lao Feng Xiang Co., Ltd., Class A	43,843	373,528
	Laobaixing Pharmacy Chain JSC, Class A	56,521	467,521
	Lenovo Group, Ltd.	19,511,278	26,659,310
	Lens Technology Co., Ltd., Class A	326,900	1,312,881
	Leo Group Co., Ltd., Class A	1,361,469	516,602
	Lepu Medical Technology Beijing Co., Ltd., Class A	199,377	986,257
	Leyard Optoelectronic Co., Ltd., Class A	234,300	258,619
	Li Ning Co., Ltd.	2,852,000	23,145,924
	Liaoning Cheng Da Co., Ltd., Class A	143,200	498,051
	Lingyi iTech Guangdong Co., Class A	447,800	567,978
	Logan Group Co., Ltd.	3,853,000	6,120,333
	Lomon Billions Group Co., Ltd., Class A	178,000	926,528
	Longfor Group Holdings, Ltd.	3,097,000	19,236,915
	LONGi Green Energy Technology Co., Ltd., Class A	234,800	3,581,880
	Luenmei Quantum Co., Ltd., Class A	252,660	354,156
	Luxi Chemical Group Co., Ltd., Class A	293,600	694,901
	Luxshare Precision Industry Co., Ltd., Class A	403,724	2,294,287
	Luzhou Laojiao Co., Ltd., Class A	76,529	3,007,363
	Maccura Biotechnology Co., Ltd., Class A	77,000	564,605
	Mango Excellent Media Co., Ltd., Class A	82,092	860,167
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	234,157	443,870
*	Meituan, Class B	1,270,300	48,619,822
	Metallurgical Corp. of China, Ltd., Class H	4,159,000	977,157
	Microport Scientific Corp.	204,000	1,471,027
	Midea Group Co., Ltd., Class A	479,784	5,925,693

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	11,600	$212,429
	Ming Yang Smart Energy Group, Ltd., Class A	202,404	551,531
	MLS Co., Ltd., Class A	166,400	335,805
	Montage Technology Co., Ltd., Class A	22,233	183,286
	Muyuan Foods Co., Ltd., Class A	264,705	4,610,654
	NanJi E-Commerce Co., Ltd., Class A	340,300	423,328
	Nanjing Hanrui Cobalt Co., Ltd., Class A	21,947	247,470
	Nanjing Iron & Steel Co., Ltd., Class A	733,400	476,151
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	78,180	555,196
	Nanjing Securities Co., Ltd., Class A	225,100	340,521
	NARI Technology Co., Ltd., Class A	173,300	853,446
	NAURA Technology Group Co., Ltd., Class A	14,300	363,608
	NavInfo Co., Ltd., Class A	154,250	337,769
	NetEase, Inc., ADR	323,449	36,245,695
	New China Life Insurance Co., Ltd., Class H	1,538,900	5,912,011
	New Hope Liuhe Co., Ltd., Class A	338,300	866,811
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	870,724	13,287,248
	Newland Digital Technology Co., Ltd., Class A	18,600	40,028
	Nine Dragons Paper Holdings, Ltd.	3,293,000	4,512,320
	Ninestar Corp., Class A	147,751	577,272
	Ningbo Joyson Electronic Corp., Class A	126,400	353,855
	Ningbo Tuopu Group Co., Ltd., Class A	27,748	145,289
	Ningbo Zhoushan Port Co., Ltd., Class A	449,700	274,834
*	NIO, Inc., ADR	309,307	12,322,791
	Northeast Securities Co., Ltd., Class A	310,720	393,821
	Oceanwide Holdings Co., Ltd., Class A	33,100	14,034
	Offcn Education Technology Co., Ltd., Class A	68,812	270,159
	Offshore Oil Engineering Co., Ltd., Class A	368,100	246,664
	OFILM Group Co., Ltd., Class A	419,000	546,634
	Oppein Home Group, Inc., Class A	35,230	906,098
	Opple Lighting Co., Ltd., Class A	26,337	122,063
	Orient Securities Co., Ltd., Class H	877,600	556,572
	Oriental Pearl Group Co., Ltd., Class A	328,200	446,024
	Ovctek China, Inc., Class A	23,680	423,752
*	Pacific Securities Co., Ltd. (The), Class A	708,600	405,399
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	747,000	256,805
	People’s Insurance Co. Group of China, Ltd. (The), Class H	6,783,000	2,318,773
	Perfect World Co., Ltd., Class A	120,485	395,473
#	PetroChina Co., Ltd., ADR	104,841	3,777,421
	PetroChina Co., Ltd., Class H	10,762,000	3,893,348
	PharmaBlock Sciences Nanjing, Inc., Class A	14,690	325,774
	PICC Property & Casualty Co., Ltd., Class H	10,123,198	9,910,505
*	Pinduoduo, Inc., ADR	97,777	13,095,274
	Ping An Bank Co., Ltd., Class A	879,900	3,160,323
#*	Ping An Healthcare and Technology Co., Ltd.	332,500	3,879,559
	Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	63,287,642
*	Polaris Bay Group Co., Ltd., Class A	231,000	330,145
	Poly Developments and Holdings Group Co., Ltd., Class A	448,683	968,114
	Postal Savings Bank of China Co., Ltd., Class H	7,096,000	4,602,227
	Power Construction Corp. of China, Ltd., Class A	939,511	553,653
	Proya Cosmetics Co., Ltd., Class A	14,700	413,890
	Qianhe Condiment and Food Co., Ltd., Class A	48,800	247,433
	Qingdao Port International Co., Ltd., Class H	69,000	42,434
	Qingdao TGOOD Electric Co., Ltd., Class A	78,000	302,636
	Red Avenue New Materials Group Co., Ltd., Class A	25,000	124,010
	Red Star Macalline Group Corp., Ltd., Class H	91,289	51,569
	RiseSun Real Estate Development Co., Ltd., Class A	771,234	733,064
	Rongsheng Petro Chemical Co., Ltd., Class A	323,663	1,411,522
	SAIC Motor Corp, Ltd., Class A	283,500	878,395

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sailun Group Co., Ltd., Class A	406,500	$632,570
	Sanan Optoelectronics Co., Ltd., Class A	149,500	576,877
	Sangfor Technologies, Inc., Class A	8,900	375,094
	Sansteel Minguang Co., Ltd. Fujian, Class A	362,700	457,830
	Sany Heavy Industry Co., Ltd., Class A	579,334	2,751,305
	SDIC Power Holdings Co., Ltd., Class A	251,000	383,429
	Sealand Securities Co., Ltd., Class A	722,700	468,989
	Seazen Group, Ltd.	5,844,000	6,228,716
	Seazen Holdings Co., Ltd. , Class A	223,100	1,549,838
	SF Holding Co., Ltd., Class A	227,261	2,248,071
	SG Micro Corp., Class A	4,200	169,764
	Shaanxi Coal Industry Co., Ltd., Class A	797,200	1,380,686
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	141,100	497,285
#	Shandong Gold Mining Co., Ltd., Class H	1,142,750	2,086,755
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	102,300	474,652
	Shandong Hi-speed Co., Ltd., Class A	111,700	120,703
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	161,500	970,074
	Shandong Linglong Tyre Co., Ltd., Class A	147,800	1,266,442
	Shandong Nanshan Aluminum Co., Ltd., Class A	910,010	535,243
	Shandong Sinocera Functional Material Co., Ltd., Class A	42,800	326,005
	Shandong Sun Paper Industry JSC, Ltd., Class A	352,950	871,330
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	5,260,000	11,775,957
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	28,100	538,203
	Shanghai Baosight Software Co., Ltd., Class A	57,310	559,779
*	Shanghai Electric Group Co., Ltd., Class H	3,012,000	1,045,346
	Shanghai Electric Power Co., Ltd., Class A	33,600	36,485
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	552,000	3,501,413
	Shanghai International Airport Co., Ltd., Class A	32,400	245,491
	Shanghai International Port Group Co., Ltd., Class A	334,000	238,573
	Shanghai Jahwa United Co., Ltd., Class A	53,100	482,729
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	59,400	560,026
*	Shanghai Junshi Biosciences Co., Ltd., Class H	2,400	24,910
	Shanghai Lingang Holdings Corp., Ltd., Class A	73,300	232,962
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	155,520	261,321
	Shanghai M&G Stationery Inc, Class A	51,069	719,575
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	66,900	191,370
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,163,400	2,645,653
	Shanghai Pudong Development Bank Co., Ltd., Class A	1,075,071	1,667,700
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	29,681	370,426
	Shanghai RAAS Blood Products Co., Ltd., Class A	380,800	469,561
	Shanghai Shimao Co., Ltd., Class A	194,234	125,352
	Shanghai Tunnel Engineering Co., Ltd., Class A	23,800	19,359
*	Shanghai Wanye Enterprises Co., Ltd., Class A	35,360	78,295
	Shanghai Weaver Network Co., Ltd., Class A	9,200	119,352
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	340,259	617,418
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	205,600	576,100
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	525,930	456,302
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	313,130	432,249
*	Shanxi Meijin Energy Co., Ltd., Class A	523,517	633,808
	Shanxi Securities Co., Ltd., Class A	476,560	491,636
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	538,600	529,249
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	45,148	2,845,273
	Shenergy Co., Ltd., Class A	43,000	37,631
*	Shenghe Resources Holding Co., Ltd., Class A	145,600	370,612
	Shengyi Technology Co., Ltd., Class A	248,300	892,514
	Shennan Circuits Co., Ltd., Class A	25,382	310,544
	Shenwan Hongyuan Group Co., Ltd., Class H	1,503,200	409,686
	Shenzhen Airport Co., Ltd., Class A	29,000	38,143
	Shenzhen Capchem Technology Co., Ltd., Class A	11,000	130,385

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Energy Group Co., Ltd., Class A	125,500	$164,147
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	68,900	206,950
	Shenzhen Gas Corp., Ltd., Class A	150,500	162,721
	Shenzhen Goodix Technology Co., Ltd., Class A	46,500	815,291
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	97,300	243,180
	Shenzhen Inovance Technology Co., Ltd., Class A	43,000	591,663
	Shenzhen Kaifa Technology Co., Ltd., Class A	121,700	323,355
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	18,750	521,483
	Shenzhen Kinwong Electronic Co., Ltd., Class A	62,764	271,249
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	52,373	3,759,519
*	Shenzhen MTC Co., Ltd., Class A	533,300	476,514
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	768,580	1,103,794
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	71,100	401,396
	Shenzhen SC New Energy Technology Corp., Class A	21,300	361,078
	Shenzhen Sunlord Electronics Co., Ltd., Class A	53,300	280,489
	Shenzhen Sunway Communication Co., Ltd., Class A	134,500	581,498
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	106,771	513,504
	Shenzhou International Group Holdings, Ltd.	932,200	20,507,460
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	116,117	502,869
	Shimao Group Holdings, Ltd.	3,062,871	8,847,241
*	Siasun Robot & Automation Co., Ltd., Class A	128,400	191,195
	Sichuan Chuantou Energy Co., Ltd., Class A	149,500	259,921
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	129,301	433,183
	Sichuan Swellfun Co., Ltd., Class A	40,900	644,873
	Sichuan Yahua Industrial Group Co., Ltd., Class A	73,800	230,682
	Sieyuan Electric Co., Ltd., Class A	58,600	284,662
	Sino Biopharmaceutical, Ltd.	19,783,500	21,230,019
	Sinocare, Inc., Class A	31,620	181,568
	Sinolink Securities Co., Ltd., Class A	220,500	410,669
	Sinoma Science & Technology Co., Ltd., Class A	243,094	820,344
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,505,000	372,059
	Sinopharm Group Co., Ltd., Class H	2,426,400	7,483,859
	Sinotruk Hong Kong, Ltd.	1,510,500	3,711,464
	Skshu Paint Co., Ltd., Class A	10,820	395,569
	Songcheng Performance Development Co., Ltd., Class A	146,500	490,876
	SooChow Securities Co., Ltd., Class A	515,200	628,943
	Spring Airlines Co., Ltd., Class A	48,500	480,705
#	Sunac China Holdings, Ltd.	5,903,000	22,896,323
*	Sunac Services Holdings, Ltd.	185,102	572,603
	Sungrow Power Supply Co., Ltd., Class A	53,300	735,264
	Suning.com Co., Ltd., Class A	664,724	682,950
	Sunny Optical Technology Group Co., Ltd.	579,300	14,043,478
	Sunwoda Electronic Co., Ltd., Class A	154,000	509,769
	Suofeiya Home Collection Co., Ltd., Class A	34,500	154,869
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	151,500	406,785
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	326,600	465,827
	Suzhou Maxwell Technologies Co., Ltd., Class A	4,700	443,836
*	TAL Education Group, ADR	82,297	4,686,814
	Tangshan Jidong Cement Co., Ltd., Class A	221,266	478,476
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	188,500	330,656
	TBEA Co., Ltd., Class A	276,500	523,845
	TCL Technology Group Corp., Class A	644,200	891,338
*	Tech-Bank Food Co., Ltd., Class A	264,700	578,642
	Tencent Holdings, Ltd.	3,951,600	315,227,000
*	Tencent Music Entertainment Group, ADR	196,622	3,425,155
	Thunder Software Technology Co., Ltd., Class A	13,300	274,855
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	56,900	271,094
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	185,000	785,913
	Tianma Microelectronics Co., Ltd., Class A	161,455	345,674

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co., Ltd., Class A	205,000	$404,046
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,264,259
	Toly Bread Co., Ltd., Class A	41,000	311,174
*	TongFu Microelectronics Co., Ltd., Class A	138,900	456,655
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	214,500	438,804
	Tongkun Group Co., Ltd., Class A	147,509	519,810
	Tongling Nonferrous Metals Group Co., Ltd., Class A	1,091,500	478,611
	Tongwei Co., Ltd., Class A	209,300	1,130,608
*	Topchoice Medical Corp., Class A	13,300	641,010
*	Topsec Technologies Group, Inc., Class A	104,600	292,465
	Transfar Zhilian Co., Ltd., Class A	287,626	270,891
	TravelSky Technology, Ltd., Class H	183,000	400,392
*	Trip.com Group, Ltd., ADR	509,607	19,915,442
	Tsingtao Brewery Co., Ltd., Class H	888,000	8,042,254
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	32,400	583,517
	Unisplendour Corp., Ltd., Class A	259,960	731,572
*	United Energy Group, Ltd.	3,272,000	645,251
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	108,400	270,221
	Valiant Co., Ltd., Class A	82,500	197,744
	Venustech Group, Inc., Class A	43,700	204,322
	Victory Giant Technology Huizhou Co., Ltd., Class A	54,800	196,463
*	Vipshop Holdings, Ltd., ADR	499,164	15,359,276
	Walvax Biotechnology Co., Ltd., Class A	55,500	534,443
*	Wanda Film Holding Co., Ltd., Class A	109,300	309,429
	Wangfujing Group Co., Ltd., Class A	72,700	374,517
	Wangsu Science & Technology Co., Ltd., Class A	105,600	90,423
	Wanhua Chemical Group Co., Ltd., Class A	203,200	3,213,093
	Want Want China Holdings, Ltd.	12,213,000	8,826,580
	Wanxiang Qianchao Co., Ltd., Class A	163,600	124,742
# *	Weibo Corp., Sponsored ADR	134,278	6,767,611
	Weichai Power Co., Ltd., Class H	3,618,800	8,376,387
	Weifu High-Technology Group Co., Ltd., Class A	75,738	284,701
	Weihai Guangwei Composites Co., Ltd., Class A	31,129	303,017
	Wens Foodstuffs Group Co., Ltd., Class A	467,180	1,037,551
	Western Securities Co., Ltd., Class A	464,900	604,594
	Western Superconducting Technologies Co., Ltd., Class A	8,654	70,758
	Wharf Holdings, Ltd. (The)	118,000	357,915
	Will Semiconductor Co., Ltd., Class A	40,312	1,872,049
	Wingtech Technology Co., Ltd., Class A	51,600	676,842
	Winning Health Technology Group Co., Ltd., Class A	183,700	428,263
	Wolong Electric Group Co., Ltd., Class A	153,600	251,973
	Wuchan Zhongda Group Co., Ltd., Class A	615,250	438,716
	Wuhan Guide Infrared Co., Ltd., Class A	76,960	413,975
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	14,600	203,718
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	258,804	881,402
	Wuhu Token Science Co., Ltd., Class A	295,000	343,801
	Wuliangye Yibin Co., Ltd., Class A	206,506	9,049,361
	WUS Printed Circuit Kunshan Co., Ltd., Class A	261,300	582,748
	WuXi AppTec Co., Ltd., Class H	128,300	3,022,860
*	Wuxi Biologics Cayman, Inc.	938,000	13,167,450
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	35,800	486,324
	Wuxi Taiji Industry Co., Ltd., Class A	245,600	294,123
	XCMG Construction Machinery Co., Ltd., Class A	692,003	786,698
	Xiamen C&D, Inc., Class A	347,900	435,337
	Xiamen Faratronic Co., Ltd., Class A	21,400	381,989
	Xiamen Intretech, Inc., Class A	74,460	466,436
	Xiamen Kingdomway Group Co., Class A	76,838	495,532
	Xiamen Meiya Pico Information Co., Ltd., Class A	8,700	22,413

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Tungsten Co., Ltd., Class A	178,680	$530,784
	Xinfengming Group Co., Ltd., Class A	126,443	344,411
	Xinhu Zhongbao Co., Ltd., Class A	1,141,400	542,173
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	780,759	1,286,435
	Xinjiang Tianshan Cement Co., Ltd., Class A	137,900	310,421
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	186,700	289,933
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	144,100	368,265
	Xinyi Solar Holdings, Ltd.	5,028,011	8,385,830
	Xinyu Iron & Steel Co., Ltd., Class A	348,800	352,552
	Yango Group Co., Ltd., Class A	547,029	483,510
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	34,900	239,420
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	28,400	161,746
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	23,200	73,830
	Yantai Eddie Precision Machinery Co., Ltd., Class A	39,401	371,457
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	108,983	552,723
	YanTai Shuangta Food Co., Ltd., Class A	72,700	146,237
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	5,861,695
	Yealink Network Technology Corp., Ltd., Class A	41,840	451,436
	Yifan Pharmaceutical Co., Ltd., Class A	146,600	404,660
	Yifeng Pharmacy Chain Co., Ltd., Class A	27,300	378,476
	Yihai International Holding, Ltd.	777,000	7,557,866
	Yintai Gold Co., Ltd., Class A	343,617	452,954
	Yixintang Pharmaceutical Group Co., Ltd., Class A	43,700	275,877
	Yonghui Superstores Co., Ltd., Class A	900,300	773,506
	Yonyou Network Technology Co., Ltd., Class A	83,500	426,731
	Youngor Group Co., Ltd., Class A	614,504	704,975
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	63,100	164,553
	Yum China Holdings, Inc.	550,004	34,606,252
	Yunda Holding Co., Ltd., Class A	364,290	904,858
*	Yunnan Aluminium Co., Ltd., Class A	411,100	779,625
	Yunnan Baiyao Group Co., Ltd., Class A	44,400	735,932
	Yunnan Copper Co., Ltd., Class A	223,400	477,254
	Yunnan Energy New Material Co., Ltd., Class A	33,285	688,604
*	Yunnan Tin Co., Ltd., Class A	179,800	404,190
*	Zai Lab Ltd.	4,300	714,933
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	25,050	1,308,604
	Zhefu Holding Group Co., Ltd., Class A	614,023	530,405
*	Zhejiang Century Huatong Group Co., Ltd., Class A	650,500	664,509
	Zhejiang Chint Electrics Co., Ltd., Class A	198,984	1,020,117
	Zhejiang Dahua Technology Co., Ltd., Class A	297,413	1,074,447
	Zhejiang Dingli Machinery Co., Ltd., Class A	29,170	329,906
	Zhejiang Hailiang Co., Ltd., Class A	14,200	23,791
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	172,140	575,578
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	43,400	544,306
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	13,700	129,243
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	73,200	435,442
	Zhejiang Juhua Co., Ltd., Class A	252,100	339,625
	Zhejiang Longsheng Group Co., Ltd., Class A	316,700	663,367
	Zhejiang NHU Co., Ltd., Class A	254,200	1,531,898
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	178,790	589,345
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	110,800	696,473
	Zhejiang Semir Garment Co., Ltd., Class A	205,582	371,575
	Zhejiang Supor Co., Ltd., Class A	31,503	366,362
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	8,900	99,301
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	153,893	552,763
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	231,434	839,010
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	27,700	313,502
	Zhengzhou Yutong Bus Co., Ltd., Class A	219,309	460,299
	Zheshang Securities Co., Ltd., Class A	270,063	472,979

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	1,006,500	$5,929,938
	Zhongji Innolight Co., Ltd., Class A	55,527	292,834
	Zhongjin Gold Corp., Ltd., Class A	370,400	487,837
	Zhongsheng Group Holdings, Ltd.	1,410,000	10,665,153
*	Zhongtian Financial Group Co., Ltd., Class A	728,200	310,936
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	33,500	314,155
	Zhuzhou Kibing Group Co., Ltd., Class A	464,501	1,097,164
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	75,400	111,878
	Zijin Mining Group Co., Ltd., Class H	8,813,000	12,313,192
#	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,303,000	3,183,472
#	ZTE Corp., Class H	1,033,085	2,573,782
	ZTO Express Cayman, Inc., ADR	502,793	16,169,823

TOTAL CHINA			2,336,443,713

COLOMBIA — (0.2%)
	Banco de Bogota SA	49,487	1,035,016
	Bancolombia SA, Sponsored ADR	58,709	1,757,160
	Bancolombia SA	130,751	972,628
	Cementos Argos SA	145,371	198,692
	Ecopetrol SA, Sponsored ADR	3,573	42,269
	Ecopetrol SA	2,348,250	1,382,683
	Grupo Argos SA	402,382	1,135,326
	Grupo Aval Acciones y Valores SA, ADR	52,797	312,558
	Grupo de Inversiones Suramericana SA	279,617	1,427,399
	Grupo Energia Bogota SA ESP	599,432	416,837
	Grupo Nutresa SA	173,509	993,909
	Interconexion Electrica SA ESP	338,415	1,927,718

TOTAL COLOMBIA			11,602,195

CZECH REPUBLIC — (0.1%)
	CEZ A.S	170,140	4,738,653
*	Komercni banka A.S	35,977	1,089,048
	O2 Czech Republic A.S	71,923	883,569

TOTAL CZECH REPUBLIC			6,711,270

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,066,669	3,900,075
	Commercial International Bank Egypt S.A.E., GDR	770	2,814

TOTAL EGYPT			3,902,889

GREECE — (0.3%)
*	Alpha Bank AE	1,006,149	1,595,822
*	Eurobank Ergasias Services and Holdings SA, Class A	1,750,117	1,651,901
*	FF Group	12,618	13,653
*	GEK Terna Holding Real Estate Construction SA	12,357	149,150
	Hellenic Petroleum SA	33,695	233,915
	Hellenic Telecommunications Organization SA	192,492	3,264,206
	JUMBO SA	52,517	981,114
*	LAMDA Development SA	11,344	101,991
	Motor Oil Hellas Corinth Refineries SA	48,937	753,922
	Mytilineos SA	67,475	1,253,638
*	National Bank of Greece SA	392,915	1,224,212
	OPAP SA	330,784	5,072,947
	Terna Energy SA	49,394	739,587

TOTAL GREECE			17,036,058

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,134,414	$7,836,661
*	OTP Bank Nyrt	191,909	8,627,236
	Richter Gedeon Nyrt	88,226	2,523,314

TOTAL HUNGARY			18,987,211

INDIA — (10.0%)
*	3M India, Ltd.	761	261,200
*	ABB Powar Products & System India, Ltd.	8,507	205,420
	ACC, Ltd.	91,975	2,328,509
	Adani Enterprises, Ltd.	188,431	2,909,194
*	Adani Green Energy, Ltd.	243,789	3,365,412
	Adani Ports & Special Economic Zone, Ltd.	981,634	9,606,116
*	Adani Power, Ltd.	1,288,677	1,644,155
	Adani Total Gas, Ltd.	63,181	978,601
*	Adani Transmissions, Ltd.	344,261	4,854,624
	Ambuja Cements, Ltd.	815,107	3,384,389
	Apollo Hospitals Enterprise, Ltd.	102,603	4,429,799
	Ashok Leyland, Ltd.	714,550	1,081,168
	Asian Paints, Ltd.	247,184	8,427,149
*	AU Small Finance Bank, Ltd.	14,640	197,622
	Aurobindo Pharma, Ltd.	674,208	8,901,868
*	Avenue Supermarts, Ltd.	35,843	1,372,491
*	Axis Bank, Ltd.	1,526,589	14,608,255
	Bajaj Auto, Ltd.	65,816	3,395,754
	Bajaj Finance, Ltd.	126,843	9,305,561
	Bajaj Finserv, Ltd.	22,664	3,363,752
	Bajaj Holdings & Investment, Ltd.	61,208	2,821,198
	Balkrishna Industries, Ltd.	140,951	3,346,559
*	Bank of Baroda	864,283	773,422
	Berger Paints India, Ltd.	334,701	3,176,441
	Bharat Electronics, Ltd.	1,642,154	2,915,335
	Bharat Forge, Ltd.	55,120	453,004
	Bharat Petroleum Corp., Ltd.	419,885	2,385,264
	Bharti Airtel, Ltd.	1,229,053	8,868,118
*	Biocon, Ltd.	359,735	1,840,362
	Bosch, Ltd.	3,659	668,484
	Britannia Industries, Ltd.	48,194	2,237,904
	Cadila Healthcare, Ltd.	332,483	2,560,150
	Cholamandalam Investment and Finance Co., Ltd.	687,891	5,281,902
	Cipla, Ltd.	436,183	5,353,092
	Coal India, Ltd.	821,677	1,472,226
	Colgate-Palmolive India, Ltd.	109,696	2,186,980
	Container Corp. Of India, Ltd.	170,303	1,352,359
	Dabur India, Ltd.	350,280	2,549,154
*	Dalmia Bharat, Ltd.	14,752	299,408
*	Divi’s Laboratories, Ltd.	61,792	3,377,107
	DLF, Ltd.	568,709	1,885,277
	Dr Reddy’s Laboratories, Ltd., ADR	97,129	6,703,844
	Edelweiss Financial Services, Ltd.	37,563	29,562
	Eicher Motors, Ltd.	171,177	5,582,150
	GAIL India, Ltd.	1,741,886	3,218,893
	GAIL India, Ltd., GDR	102,369	1,108,878
*	General Insurance Corp. of India	57,936	160,004
	Gillette India, Ltd.	2,013	149,178
	GlaxoSmithKline Pharmaceuticals, Ltd.	32,553	642,233
*	Godrej Consumer Products, Ltd.	373,519	3,480,823
*	Godrej Properties, Ltd.	29,696	545,654
	Grasim Industries, Ltd.	381,271	7,198,183
	Gujarat Gas, Ltd.	16,635	119,151

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Havells India, Ltd.	287,052	$3,809,670
	HCL Technologies, Ltd.	993,527	12,053,417
	HDFC Asset Management Co., Ltd.	27,290	1,020,365
*	HDFC Bank, Ltd.	2,163,503	41,123,957
*	HDFC Life Insurance Co., Ltd.	149,442	1,335,128
*	Hemisphere Properties India, Ltd.	109,030	192,257
	Hero MotoCorp, Ltd.	131,435	4,995,928
	Hindalco Industries, Ltd.	2,602,525	12,732,102
	Hindustan Petroleum Corp., Ltd.	689,862	2,180,265
	Hindustan Unilever, Ltd.	531,688	16,836,976
	Honeywell Automation India, Ltd.	1,023	597,824
	Housing Development Finance Corp., Ltd.	698,168	22,859,571
*	ICICI Bank, Ltd., Sponsored ADR	509,342	8,302,266
*	ICICI Bank, Ltd.	1,350,422	10,924,478
	ICICI Lombard General Insurance Co., Ltd.	84,828	1,620,902
*	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,746,504
*	IDFC First Bank, Ltd.	878,458	647,786
	IIFL Securities, Ltd.	120,008	84,482
	IIFL Wealth Management, Ltd.	12,873	197,680
	Indian Oil Corp., Ltd.	1,255,188	1,534,589
	Indraprastha Gas, Ltd.	285,841	1,960,085
	Indus Towers, Ltd.	749,976	2,560,061
*	IndusInd Bank, Ltd.	173,449	2,179,959
*	Info Edge India, Ltd.	30,100	1,992,926
	Infosys, Ltd., Sponsored ADR	979,927	17,717,080
	Infosys, Ltd.	1,828,393	33,087,583
*	InterGlobe Aviation, Ltd.	48,289	1,068,915
	ITC, Ltd.	2,222,643	6,063,277
	JSW Steel, Ltd.	1,684,030	16,176,368
	Jubilant Foodworks, Ltd.	119,239	4,648,874
	Kansai Nerolac Paints, Ltd.	142,647	1,062,386
*	Kotak Mahindra Bank, Ltd.	429,286	10,078,325
	Larsen & Toubro Infotech, Ltd.	77,416	4,056,168
	Larsen & Toubro, Ltd.	497,964	8,986,607
	Lupin, Ltd.	303,782	4,382,296
*	Mahindra & Mahindra Financial Services, Ltd.	824,075	1,790,270
	Mahindra & Mahindra, Ltd.	845,225	8,568,707
	Marico, Ltd.	758,665	4,196,279
	Maruti Suzuki India, Ltd.	41,576	3,607,621
	Mindtree, Ltd.	3,245	92,052
	Motherson Sumi Systems, Ltd.	2,316,563	6,707,157
	Mphasis, Ltd.	146,876	3,495,790
	MRF, Ltd.	2,053	2,228,635
	Muthoot Finance, Ltd.	211,921	3,289,313
	Nestle India, Ltd.	20,232	4,452,680
	NMDC, Ltd.	397,000	828,478
	NTPC, Ltd.	1,326,136	1,829,918
	Oil & Natural Gas Corp., Ltd.	857,514	1,246,460
	Oracle Financial Services Software, Ltd.	30,804	1,440,134
	Page Industries, Ltd.	7,882	3,149,049
	Petronet LNG, Ltd.	1,656,399	5,352,361
	PI Industries, Ltd.	14,360	485,168
	Pidilite Industries, Ltd.	97,732	2,390,328
	Piramal Enterprises, Ltd.	91,844	2,072,489
	Power Finance Corp., Ltd.	1,284,234	1,872,476
	Power Grid Corp. of India, Ltd.	1,217,059	3,615,931
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	2,031,145
*	Punjab National Bank	1,675,171	784,875
	Rajesh Exports, Ltd.	16,572	117,973

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	REC, Ltd.	1,076,568	$1,854,943
	Reliance Industries, Ltd.	1,666,579	44,806,066
	SBI Life Insurance Co., Ltd.	132,215	1,655,154
*	Shree Cement, Ltd.	10,117	3,804,579
	Shriram Transport Finance Co., Ltd.	173,639	3,133,443
	Siemens, Ltd.	42,079	1,063,731
	SRF, Ltd.	19,685	1,712,432
*	State Bank of India	680,617	3,226,810
*	State Bank of India, GDR	3,115	145,626
	Sun Pharmaceutical Industries, Ltd.	692,233	6,103,223
	Sundaram Finance Holdings, Ltd.	27,690	27,518
	Tata Communications, Ltd.	81,426	1,209,760
	Tata Consultancy Services, Ltd.	744,744	30,521,235
	Tata Consumer Products, Ltd.	521,576	4,703,000
*	Tata Motors, Ltd.	2,605,638	10,215,947
	Tata Steel, Ltd.	514,853	7,103,279
	Tech Mahindra, Ltd.	686,552	8,869,878
	Titan Co., Ltd.	230,712	4,632,078
	Torrent Pharmaceuticals, Ltd.	86,130	2,908,409
	UltraTech Cement, Ltd.	62,731	5,286,499
	United Breweries, Ltd.	26,681	437,079
*	United Spirits, Ltd.	341,384	2,383,135
	UPL, Ltd.	1,301,255	10,623,618
	Varun Beverages, Ltd.	13,519	174,085
	Whirlpool of India, Ltd.	27,842	832,171
	Wipro, Ltd.	1,745,940	11,541,262

TOTAL INDIA			664,800,644

INDONESIA — (1.4%)
	Ace Hardware Indonesia Tbk PT	3,968,900	406,477
	Adaro Energy Tbk PT	19,216,300	1,652,317
	Aneka Tambang Tbk	10,414,300	1,786,800
	Astra International Tbk PT	17,504,210	6,652,212
*	Bank Brisyariah Tbk PT	880,300	138,806
	Bank Central Asia Tbk PT	5,656,500	12,522,133
	Bank Danamon Indonesia Tbk PT	3,931,479	706,650
*	Bank Jago Tbk PT	256,700	180,320
	Bank Mandiri Persero Tbk PT	10,365,234	4,413,110
	Bank Negara Indonesia Persero Tbk PT	5,599,422	2,203,810
	Bank Rakyat Indonesia Persero Tbk PT	33,990,900	9,511,842
*	Barito Pacific Tbk PT	30,830,700	2,131,412
	Bayan Resources Tbk PT	40,100	40,366
	Charoen Pokphand Indonesia Tbk PT	6,253,300	3,048,757
*	Elang Mahkota Teknologi Tbk PT	1,405,500	217,814
*	Gudang Garam Tbk PT	1,058,400	2,642,754
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,160,600	3,242,798
	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,182,963
	Indofood CBP Sukses Makmur Tbk PT	2,659,100	1,600,750
	Indofood Sukses Makmur Tbk PT	9,450,900	4,262,788
	Jasa Marga Persero Tbk PT	1,101,813	316,122
	Kalbe Farma Tbk PT	26,362,200	2,627,569
	Mayora Indah Tbk PT	8,706,025	1,482,315
*	Merdeka Copper Gold Tbk PT	4,024,500	727,958
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	791,286
	Perusahaan Gas Negara Tbk PT	9,214,200	779,047
	Sarana Menara Nusantara Tbk PT	38,313,400	3,021,978
	Semen Indonesia Persero Tbk PT	3,108,800	2,240,278
*	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	304,620
	Telkom Indonesia Persero Tbk PT	30,674,300	6,777,323

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	12,640	$278,838
	Tower Bersama Infrastructure Tbk PT	12,992,000	2,504,764
	Transcoal Pacific Tbk PT	179,600	89,770
	Unilever Indonesia Tbk PT	6,371,200	2,644,518
	United Tractors Tbk PT	4,243,896	6,211,326
*	Vale Indonesia Tbk PT	2,831,000	900,559

TOTAL INDONESIA			90,243,150

MALAYSIA — (1.5%)
	AMMB Holdings Bhd	1,936,759	1,407,440
	Axiata Group Bhd	2,767,832	2,613,463
	Batu Kawan Bhd	105,400	476,008
	BIMB Holdings Bhd	1,229,655	1,163,679
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	686,265
	CIMB Group Holdings Bhd	2,843,208	2,870,352
	Dialog Group Bhd	2,536,018	1,879,947
#	DiGi.Com Bhd	2,462,220	2,517,734
	Fraser & Neave Holdings Bhd	226,900	1,659,360
*	Gamuda Bhd	1,996,246	1,719,218
#	Genting Bhd	1,834,600	2,228,089
	Genting Malaysia Bhd	2,624,800	1,843,699
#	Genting Plantations Bhd	281,300	598,855
#	HAP Seng Consolidated Bhd	912,700	1,788,506
#	Hartalega Holdings Bhd	1,326,500	3,323,553
#	Heineken Malaysia Bhd	121,200	762,562
	Hong Leong Bank Bhd	279,366	1,214,337
	Hong Leong Financial Group Bhd	499,083	2,018,827
	IHH Healthcare Bhd	628,900	825,460
	Inari Amertron Bhd	3,580,200	3,004,463
	IOI Corp. Bhd	1,439,405	1,436,584
	IOI Properties Group Bhd	1,456,529	486,554
#	Kossan Rubber Industries	1,160,000	1,254,339
	Kuala Lumpur Kepong Bhd	267,846	1,437,677
	Malayan Banking Bhd	2,722,262	5,467,451
	Malaysia Airports Holdings Bhd	1,463,341	2,137,122
	Malaysian Pacific Industries Bhd	4,800	45,375
#	Maxis Bhd	2,077,100	2,331,734
	MISC Bhd	656,798	1,086,095
	Nestle Malaysia Bhd	45,500	1,506,717
	Petronas Chemicals Group Bhd	1,277,000	2,554,066
	Petronas Dagangan Bhd	326,000	1,602,221
	Petronas Gas Bhd	494,400	1,898,150
	PPB Group Bhd	722,380	3,260,929
	Press Metal Aluminium Holdings Bhd	2,056,400	2,608,493
#	Public Bank Bhd	13,647,770	13,817,358
	QL Resources Bhd	1,660,885	2,452,869
	RHB Bank Bhd	2,064,005	2,622,733
	Sime Darby Bhd	6,056,261	3,340,070
#	Sime Darby Plantation Bhd	1,147,161	1,270,628
	Sunway Bhd	1,780,782	703,769
	Supermax Corp. Bhd	798,200	1,171,597
#	Telekom Malaysia Bhd	713,264	993,619
	Tenaga Nasional Bhd	1,393,250	3,385,486
	TIME dotCom Bhd	105,600	357,669
#	Top Glove Corp. Bhd	3,681,900	5,067,906
	United Plantations Bhd	46,800	162,141
	Westports Holdings Bhd	1,532,900	1,607,820
	Yinson Holdings Bhd	207,900	264,711

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	YTL Corp. Bhd	9,271,412	$1,616,633

TOTAL MALAYSIA			102,550,333

MEXICO — (2.0%)
	Alfa S.A.B. de C.V., Class A	8,597,258	5,992,658
#	America Movil S.A.B. de C.V.	23,862,904	16,715,931
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,525,705
	Arca Continental S.A.B. de C.V.	356,254	1,916,776
	Becle S.A.B. de C.V.	363,775	872,938
*	Cemex S.A.B. de C.V.	12,192,898	9,630,566
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	12,435	584,072
	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,950,989
*	Controladora Nemak SAB de CV.	6,812,504	934,924
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	89,602	377,570
#	Fomento Economico Mexicano S.A.B. de C.V.	619,078	4,805,136
#	Gruma S.A.B. de C.V., Class B	343,018	3,735,996
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	338,148	3,480,970
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	8,201	1,394,990
#	Grupo Bimbo S.A.B. de C.V., Class A	2,319,866	4,631,257
# *	Grupo Carso S.A.B. de C.V.	707,397	2,014,948
#	Grupo Elektra S.A.B. de C.V.	87,220	6,536,312
	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,704,550	9,678,498
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	2,535,083	2,365,260
#	Grupo Mexico S.A.B. de C.V., Class B	3,254,975	14,763,642
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
*	Grupo Televisa S.A.B., Sponsored ADR	158,178	1,958,244
# *	Grupo Televisa S.A.B.	3,517,671	8,764,222
# *	Industrias Penoles S.A.B. de C.V.	216,120	2,776,369
*	Infraestructura Energetica Nova S.A.B. de C.V.	382,144	1,641,236
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,094,592	3,630,406
#	Orbia Advance Corp. S.A.B. de C.V.	2,743,529	7,673,809
*	Organizacion Soriana S.A.B. de C.V., Class B	763,830	673,823
#	Wal-Mart de Mexico S.A.B. de C.V.	3,301,153	10,825,670

TOTAL MEXICO			131,852,917

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	51,490	81,869
	Cementos Pacasmayo SAA, ADR	15,158	108,685
*	Cia de Minas Buenaventura SAA, ADR	97,880	951,394
	Credicorp, Ltd.	47,243	5,640,814

TOTAL PERU			6,782,762

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	1,117,170	823,709
	Aboitiz Power Corp.	1,440,600	688,002
	Alliance Global Group, Inc.	557,700	121,116
	Ayala Corp.	125,402	1,927,981
	Ayala Land, Inc.	4,035,318	2,692,181
	Bank of the Philippine Islands	1,230,042	2,114,428
	BDO Unibank, Inc.	1,553,962	3,323,407
	Emperador, Inc.	1,979,300	407,077
	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	30,570	1,162,491
	GT Capital Holdings, Inc.	21,686	236,009
	International Container Terminal Services, Inc.	1,011,460	2,728,769
	JG Summit Holdings, Inc.	3,123,489	3,418,972
	Jollibee Foods Corp.	422,920	1,545,356
	LT Group, Inc.	3,066,500	854,265

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Manila Electric Co.	142,650	$807,222
	Megaworld Corp.	2,465,000	160,938
	Metro Pacific Investments Corp.	6,116,700	513,913
	Metropolitan Bank & Trust Co.	2,015,918	1,839,965
#	PLDT, Inc., Sponsored ADR	71,199	1,865,414
	PLDT, Inc.	116,550	3,076,439
	Puregold Price Club, Inc.	353,300	273,595
	Robinsons Land Corp.	1,727,582	586,900
	Robinsons Retail Holdings, Inc.	139,300	151,997
	San Miguel Corp.	1,400,030	3,340,385
	San Miguel Food and Beverage, Inc.	48,780	67,512
	SM Investments Corp.	112,003	2,235,070
	SM Prime Holdings, Inc.	7,050,210	5,038,960
	Universal Robina Corp.	719,440	2,045,134

TOTAL PHILIPPINES			44,047,207

POLAND — (0.7%)
*	AmRest Holdings SE	27,910	232,014
	Asseco Poland SA	13,849	256,953
*	Bank Handlowy w Warszawie SA	4,313	46,157
*	Bank Polska Kasa Opieki SA	97,436	2,055,519
	Budimex SA	186	14,558
# *	CD Projekt SA	46,198	2,114,971
	Cyfrowy Polsat SA	272,683	2,119,914
*	Dino Polska SA	42,342	2,747,106
	Grupa Lotos SA	108,146	1,360,278
*	ING Bank Slaski SA	27,871	1,275,192
*	KGHM Polska Miedz SA	135,974	6,959,027
*	LPP SA	1,603	4,142,908
*	mBank SA	16,025	991,234
*	Orange Polska SA	883,632	1,586,963
*	PGE Polska Grupa Energetyczna SA	1,242,034	3,304,803
	Polski Koncern Naftowy Orlen SA	341,638	6,002,024
#	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,924,556
*	Powszechna Kasa Oszczednosci Bank Polski SA	363,814	3,382,489
*	Powszechny Zaklad Ubezpieczen SA	313,544	2,698,227
*	Santander Bank Polska SA	26,327	1,557,370

TOTAL POLAND			44,772,263

QATAR — (0.4%)
	Commercial Bank PSQC (The)	446,117	661,010
	Industries Qatar QSC	425,435	1,569,841
	Masraf Al Rayan QSC	1,681,242	2,063,021
	Mesaieed Petrochemical Holding Co.	1,564,453	827,456
	Ooredoo QPSC	908,305	1,766,993
	Qatar Electricity & Water Co QSC	321,549	1,518,695
	Qatar Fuel QSC	256,119	1,276,675
	Qatar Gas Transport Co., Ltd.	2,860,231	2,475,328
	Qatar International Islamic Bank QSC	39,004	99,004
	Qatar Islamic Bank SAQ	834,749	3,987,456
	Qatar National Bank QPSC	2,372,992	11,650,569

TOTAL QATAR			27,896,048

RUSSIA — (1.1%)
	Gazprom PJSC, Sponsored ADR	982,159	5,955,556
	Gazprom PJSC, Sponsored ADR	41,112	250,372
	Lukoil PJSC, Sponsored ADR	128,002	9,796,927
	Magnitogorsk Iron & Steel Works PJSC, GDR	185,332	2,095,163

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*	Mail.Ru Group, Ltd., GDR	26,729	$596,057
	MMC Norilsk Nickel PJSC, ADR	1,184	40,445
	MMC Norilsk Nickel PJSC, ADR	384,564	13,040,767
	Mobile TeleSystems PJSC, Sponsored ADR	364,233	3,085,054
	Novatek PJSC, GDR	7,446	1,340,908
	Novolipetsk Steel PJSC, GDR	44,257	1,554,763
	Novolipetsk Steel PJSC, GDR	113	3,971
	PhosAgro PJSC, GDR	83,207	1,528,597
	PhosAgro PJSC, GDR	2,148	39,459
	Polyus PJSC, GDR	18,709	1,733,389
	Polyus PJSC, GDR	1,468	135,989
	Rosneft Oil Co. PJSC, GDR	1,571	10,862
	Rosneft Oil Co. PJSC, GDR	295,226	2,036,479
	Rostelecom PJSC, Sponsored ADR	9,232	75,287
	Rostelecom PJSC, Sponsored ADR	78,867	651,134
	RusHydro PJSC, ADR	6,421	6,935
	RusHydro PJSC, ADR	843,247	892,805
	Sberbank of Russia PJSC, Sponsored ADR	998,144	15,714,007
	Severstal PAO, GDR	67,765	1,594,883
	Severstal PAO, GDR	110	2,589
	Tatneft PJSC, Sponsored ADR	88,661	3,560,764
	Tatneft PJSC, Sponsored ADR	132	5,320
*	VEON, Ltd., ADR	40,163	72,293
	VTB Bank PJSC, GDR	1,358,280	1,800,422
	VTB Bank PJSC, GDR	793,839	1,052,631
	X5 Retail Group NV, GDR	81,764	2,510,155

TOTAL RUSSIA			71,183,983

SAUDI ARABIA — (2.7%)
	Abdullah Al Othaim Markets Co.	53,471	1,918,217
	Advanced Petrochemical Co.	190,048	4,103,267
	Al Rajhi Bank	838,186	22,068,792
	Alinma Bank	1,318,973	6,964,532
	Almarai Co. JSC	317,281	4,545,287
	Arab National Bank	323,424	1,959,356
	Arabian Centres Co., Ltd.	120,619	797,273
	Bank AlBilad	416,984	4,158,124
	Bank Al-Jazira	588,047	2,989,794
	Banque Saudi Fransi	340,703	3,540,118
*	Bupa Arabia for Cooperative Insurance Co.	100,891	3,104,665
*	Co. for Cooperative Insurance (The)	35,675	737,450
*	Dar Al Arkan Real Estate Development Co.	84,873	233,336
*	Etihad Etisalat Co.	1,003,769	8,262,783
	Jarir Marketing Co.	80,981	4,294,623
*	Mobile Telecommunications Co. Saudi Arabia	1,029,814	4,149,494
	Mouwasat Medical Services Co.	66,392	3,132,947
	National Commercial Bank	1,437,747	21,768,879
	National Petrochemical Co.	133,983	1,727,871
*	Rabigh Refining & Petrochemical Co.	263,321	1,433,776
	Riyad Bank	750,560	5,330,911
	SABIC Agri-Nutrients Co.	140,944	3,938,507
	Sahara International Petrochemical Co.	805,902	5,827,553
*	Saudi Arabian Mining Co.	429,782	6,541,352
	Saudi Basic Industries Corp.	385,171	12,694,098
	Saudi British Bank (The)	581,734	4,762,266
	Saudi Electricity Co.	444,399	3,076,911
	Saudi Industrial Investment Group	225,033	2,121,689
	Saudi Investment Bank (The)	123,454	616,255
*	Saudi Kayan Petrochemical Co.	1,117,238	5,404,786

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Telecom Co.	439,273	$14,852,846
	Savola Group (The)	345,798	3,675,722
	Southern Province Cement Co.	61,323	1,379,530
	Yanbu National Petrochemical Co.	216,448	4,202,529

TOTAL SAUDI ARABIA			176,315,539

SOUTH AFRICA — (4.1%)
*	Absa Group, Ltd.	991,396	8,359,056
	African Rainbow Minerals, Ltd.	8,689	162,194
	Anglo American Platinum, Ltd.	40,658	5,552,284
	AngloGold Ashanti, Ltd., Sponsored ADR	536,140	11,033,761
*	Aspen Pharmacare Holdings, Ltd.	668,788	7,442,603
*	Bid Corp., Ltd.	370,728	7,306,901
	Bidvest Group, Ltd. (The)	481,793	5,563,519
*	Capitec Bank Holdings, Ltd.	47,341	4,847,142
	Clicks Group, Ltd.	373,659	6,231,132
	Discovery, Ltd.	653,990	5,938,228
#	Exxaro Resources, Ltd.	434,468	4,557,045
	FirstRand, Ltd.	3,320,895	11,681,563
	Gold Fields, Ltd., Sponsored ADR	1,722,463	16,156,703
	Impala Platinum Holdings, Ltd.	996,296	18,616,825
	Investec, Ltd.	235,992	897,250
	Kumba Iron Ore, Ltd.	49,876	2,260,239
	Mr. Price Group, Ltd.	333,862	4,176,576
*	MTN Group, Ltd.	3,916,077	24,775,887
	MultiChoice Group, Ltd.	684,536	5,891,115
	Naspers, Ltd., Class N	124,805	28,403,120
	Nedbank Group, Ltd.	660,111	6,725,689
	NEPI Rockcastle P.L.C.	331,326	2,231,080
	Ninety One, Ltd.	298,265	990,080
*	Northam Platinum, Ltd.	369,188	6,348,780
#	Old Mutual, Ltd.	7,858,201	6,840,136
*	Pepkor Holdings, Ltd.	189,137	210,007
	PSG Group, Ltd.	289,732	1,495,661
	Sanlam, Ltd.	1,916,935	7,400,800
# *	Sasol, Ltd., Sponsored ADR	742,393	12,405,387
#	Shoprite Holdings, Ltd.	782,838	7,801,551
	Sibanye Stillwater, Ltd.	2,688,752	12,509,144
	Sibanye Stillwater, Ltd., ADR	214,816	4,006,318
	Standard Bank Group, Ltd.	1,384,966	11,263,526
*	Steinhoff International Holdings NV	927,952	139,987
	Tiger Brands, Ltd.	171,831	2,308,667
	Vodacom Group, Ltd.	621,167	5,385,184
*	Woolworths Holdings, Ltd.	1,514,334	5,137,413

TOTAL SOUTH AFRICA			273,052,553

SOUTH KOREA — (13.9%)
*	Alteogen, Inc.	14,587	1,054,979
	Amorepacific Corp.	17,695	4,289,358
	AMOREPACIFIC Group	19,744	1,302,679
	BGF retail Co., Ltd.	12,966	1,779,799
	BNK Financial Group, Inc.	103,423	712,521
	Bukwang Pharmaceutical Co., Ltd.	22,787	442,129
*	Celltrion Pharm, Inc.	5,475	651,383
# *	Celltrion, Inc.	68,995	16,423,755
	Cheil Worldwide, Inc.	121,186	2,386,576
	CJ CheilJedang Corp.	15,250	5,412,941
	CJ Corp.	30,178	2,583,420

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ ENM Co., Ltd.	18,787	$2,423,924
*	CJ Logistics Corp.	11,638	1,789,785
	Com2uSCorp.	2,949	389,499
	Coway Co., Ltd.	59,427	3,561,073
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	2,362,546
	DB HiTek Co., Ltd.	9,251	456,853
	DB Insurance Co., Ltd.	133,456	5,863,806
*	DL E&C Co., Ltd.	28,811	3,425,368
	DL Holdings Co., Ltd.	22,980	1,947,177
	Dongsuh Cos., Inc.	14,830	418,110
*	Doosan Bobcat, Inc.	55,047	2,250,986
*	Doosan Fuel Cell Co., Ltd.	31,751	1,279,447
*	Doosan Heavy Industries & Construction Co., Ltd.	476,835	5,941,180
*	Doosan Infracore Co., Ltd.	339,079	3,284,454
	Douzone Bizon Co., Ltd.	17,241	1,302,766
	E-MART, Inc.	19,906	2,991,838
	Fila Holdings Corp.	55,474	2,266,922
*	Genexine, Inc.	7,064	643,572
	Green Cross Corp.	3,210	974,362
	GS Engineering & Construction Corp.	105,570	4,175,365
	GS Holdings Corp.	93,969	3,623,252
#	GS Retail Co., Ltd.	78,136	2,507,672
	Hana Financial Group, Inc.	408,047	16,725,594
*	Hanjin Kal Corp.	5,439	270,962
	Hankook Tire & Technology Co., Ltd.	136,588	5,893,657
	Hanmi Pharm Co., Ltd.	3,504	1,062,182
#	Hanmi Science Co., Ltd.	7,465	462,641
	Hanon Systems	157,208	2,290,076
	Hanssem Co., Ltd.	8,117	814,119
	Hanwha Aerospace Co., Ltd.	50,714	1,751,689
	Hanwha Corp.	19,679	542,100
*	Hanwha Solutions Corp.	140,276	5,757,548
*	Helixmith Co., Ltd.	9,329	260,277
	Hite Jinro Co., Ltd.	39,010	1,219,151
# *	HLB, Inc.	63,504	1,889,794
# *	HMM Co., Ltd.	141,234	4,956,705
#	Hotel Shilla Co., Ltd.	12,932	1,001,682
*	Hugel, Inc.	2,373	393,009
	Hyosung Corp.	5,168	460,688
	Hyundai Department Store Co., Ltd.	6,109	508,017
	Hyundai Elevator Co., Ltd.	26,047	1,059,311
	Hyundai Engineering & Construction Co., Ltd.	80,716	3,646,605
	Hyundai Glovis Co., Ltd.	28,655	4,928,362
	Hyundai Heavy Industries Holdings Co., Ltd.	50,599	3,192,887
	Hyundai Marine & Fire Insurance Co., Ltd.	206,280	4,503,490
	Hyundai Mobis Co., Ltd.	50,306	12,175,454
	Hyundai Motor Co.	59,619	11,336,661
*	Hyundai Rotem Co., Ltd.	25,822	466,729
	Hyundai Steel Co.	90,533	4,500,247
	Iljin Materials Co., Ltd.	12,480	771,026
	Industrial Bank of Korea	240,969	2,097,307
	Kakao Corp.	67,270	6,849,885
*	Kangwon Land, Inc.	67,450	1,527,440
	KB Financial Group, Inc.	317,381	15,624,199
	KB Financial Group, Inc., ADR	31,200	1,526,304
	KCC Corp.	1,556	436,562
	KCC Glass Corp.	1,840	98,204
	Kia Corp.	117,669	8,161,801
#	KIWOOM Securities Co., Ltd.	26,929	3,188,544

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	KMW Co., Ltd.	22,899	$1,178,025
	Korea Aerospace Industries, Ltd.	37,044	1,083,173
	Korea Electric Power Corp., Sponsored ADR	76,175	805,931
	Korea Electric Power Corp.	92,178	1,956,245
*	Korea Gas Corp.	24,489	767,258
	Korea Investment Holdings Co., Ltd.	76,917	7,721,543
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	38,647	5,306,060
	Korea Zinc Co., Ltd.	11,816	4,726,593
*	Korean Air Lines Co., Ltd.	452,437	10,890,828
	KT Corp., Sponsored ADR	82,100	1,034,460
	KT&G Corp.	97,034	7,180,508
	Kumho Petrochemical Co., Ltd.	20,008	4,650,529
#	LEENO Industrial, Inc.	10,832	1,578,894
	LG Chem, Ltd.	19,752	16,488,719
	LG Corp.	73,116	8,314,985
# *	LG Display Co., Ltd., ADR	376,225	4,055,705
*	LG Display Co., Ltd.	283,143	6,148,903
	LG Electronics, Inc.	221,804	31,161,709
	LG Household & Health Care, Ltd.	7,501	10,359,840
	LG Innotek Co., Ltd.	28,259	5,070,983
	LG Uplus Corp.	528,937	6,266,435
	Lotte Chemical Corp.	12,952	3,516,146
#	Lotte Corp.	29,812	978,384
	LOTTE Fine Chemical Co., Ltd.	4,613	280,500
	Lotte Shopping Co., Ltd.	11,885	1,321,040
	LS Corp.	6,759	442,504
	LS Electric Co., Ltd.	22,156	1,129,616
	Macquarie Korea Infrastructure Fund	288,928	3,129,077
*	Mando Corp.	34,851	1,819,640
	Medy-Tox, Inc.	1,262	197,694
	Meritz Fire & Marine Insurance Co., Ltd.	183,278	3,285,313
	Meritz Securities Co., Ltd.	519,143	2,250,827
	Mirae Asset Securities Co., Ltd.	456,777	4,092,137
	NAVER Corp.	50,322	16,204,789
	NCSoft Corp.	10,480	7,795,834
	Netmarble Corp.	4,549	527,146
	NH Investment & Securities Co., Ltd.	146,022	1,681,442
	NongShim Co., Ltd.	2,415	617,984
*	OCI Co., Ltd.	7,694	857,196
	Orion Corp.	8,589	902,247
#	Ottogi Corp.	1,318	657,044
	Pan Ocean Co., Ltd.	328,861	2,158,355
# *	Pearl Abyss Corp.	47,000	2,374,691
	POSCO, Sponsored ADR	15,912	1,295,396
	POSCO	60,144	19,655,939
	POSCO Chemical Co., Ltd.	3,816	507,285
	Posco International Corp.	84,360	1,585,686
	S-1 Corp.	27,240	1,994,448
*	Samsung Biologics Co., Ltd.	4,034	2,899,277
	Samsung C&T Corp.	56,446	6,869,197
	Samsung Card Co., Ltd.	26,138	829,090
	Samsung Electro-Mechanics Co., Ltd.	66,506	10,628,349
	Samsung Electronics Co., Ltd., GDR	1,612	2,937,175
	Samsung Electronics Co., Ltd.	4,203,443	306,369,956
*	Samsung Engineering Co., Ltd.	275,085	4,266,808
	Samsung Fire & Marine Insurance Co., Ltd.	43,350	7,701,427
*	Samsung Heavy Industries Co., Ltd.	485,111	3,255,617
	Samsung Life Insurance Co., Ltd.	55,168	4,040,097
	Samsung SDI Co., Ltd.	13,931	8,131,247

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDS Co., Ltd.	22,002	$3,608,212
	Samsung Securities Co., Ltd.	67,148	2,565,852
#	Seegene, Inc.	22,066	1,852,703
	Shinhan Financial Group Co., Ltd.	364,150	13,085,923
	Shinhan Financial Group Co., Ltd., ADR	53,025	1,895,113
	Shinsegae, Inc.	10,962	2,989,262
	SK Holdings Co., Ltd.	27,319	6,751,645
	SK Hynix, Inc.	475,556	54,252,034
*	SK Innovation Co., Ltd.	31,836	7,700,298
#	SK Materials Co., Ltd.	6,982	2,103,746
	SK Networks Co., Ltd.	263,376	1,250,884
	SK Telecom Co., Ltd.	14,801	4,031,408
	SKC Co., Ltd.	22,835	2,765,343
*	S-Oil Corp.	27,884	2,165,650
	Solus Advanced Materials Co., Ltd.	28,141	1,269,885
	Soulbrain Co., Ltd.	4,534	1,441,526
	Ssangyong Cement Industrial Co., Ltd.	135,922	946,695
	WONIK IPS Co., Ltd.	25,087	1,137,756
	Woori Financial Group, Inc.	574,021	5,517,397
	Youngone Corp.	6,063	238,496
	Yuhan Corp.	33,564	1,935,158

TOTAL SOUTH KOREA			918,709,318

TAIWAN — (15.8%)
	Accton Technology Corp.	589,000	6,669,294
#	Acer, Inc.	3,172,811	3,877,790
	Advantech Co., Ltd.	336,190	4,253,763
	Airtac International Group	58,518	2,442,317
	Alchip Technologies, Ltd.	71,000	1,253,109
#	AP Memory Technology Corp.	10,000	275,925
	ASE Technology Holding Co., Ltd., ADR	27,294	226,815
	ASE Technology Holding Co., Ltd.	2,783,782	11,632,692
#	Asia Cement Corp.	4,148,758	7,379,936
#	ASMedia Technology, Inc.	35,000	1,455,013
	ASPEED Technology, Inc.	16,000	1,194,321
	Asustek Computer, Inc.	674,180	9,029,723
# *	AU Optronics Corp.	9,503,873	11,125,728
	Catcher Technology Co., Ltd.	1,138,429	8,033,595
	Cathay Financial Holding Co., Ltd.	4,002,340	7,471,706
	Chailease Holding Co., Ltd.	1,429,811	10,303,307
	Chang Hwa Commercial Bank, Ltd.	7,840,469	5,014,293
	Cheng Shin Rubber Industry Co., Ltd.	2,962,965	5,714,673
#	Chicony Electronics Co., Ltd.	1,002,497	3,018,344
*	China Airlines, Ltd.	8,817,536	6,682,317
	China Development Financial Holding Corp.	15,465,121	7,204,035
	China Life Insurance Co., Ltd.	654,188	619,492
	China Steel Corp.	12,260,932	17,159,290
	Chipbond Technology Corp.	1,103,000	3,043,725
#	Chroma ATE, Inc.	549,000	3,793,750
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	142,121	5,805,643
	Chunghwa Telecom Co., Ltd.	808,000	3,293,671
#	Compal Electronics, Inc.	4,887,541	4,356,225
	CTBC Financial Holding Co., Ltd.	23,096,175	18,796,627
	Delta Electronics, Inc.	1,291,486	13,835,581
	E Ink Holdings, Inc.	271,000	639,768
	E.Sun Financial Holding Co., Ltd.	14,949,049	14,406,068
#	Eclat Textile Co., Ltd.	252,402	4,832,809
	eMemory Technology, Inc.	57,000	2,078,229
	Eternal Materials Co., Ltd.	808,591	1,322,325

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eva Airways Corp.	4,321,758	$2,909,376
*	Evergreen Marine Corp. Taiwan, Ltd.	4,400,222	12,379,281
	Far Eastern International Bank	424,000	168,994
	Far Eastern New Century Corp.	3,222,085	3,821,454
	Far EasTone Telecommunications Co., Ltd.	1,998,000	4,652,446
	Feng TAY Enterprise Co., Ltd.	408,559	3,024,138
	First Financial Holding Co., Ltd.	9,843,935	8,051,101
	Formosa Chemicals & Fibre Corp.	1,597,518	5,179,162
#	Formosa Petrochemical Corp.	497,000	1,836,941
	Formosa Plastics Corp.	1,469,153	5,553,915
#	Formosa Sumco Technology Corp.	115,000	787,441
#	Formosa Taffeta Co., Ltd.	604,000	714,351
#	Foxconn Technology Co., Ltd.	1,025,627	2,519,043
#	Fubon Financial Holding Co., Ltd.	3,764,233	8,625,483
	General Interface Solution Holding, Ltd.	39,000	171,982
#	Genius Electronic Optical Co., Ltd.	130,695	2,554,286
	Giant Manufacturing Co., Ltd.	435,506	5,530,420
#	Gigabyte Technology Co., Ltd.	345,000	1,509,035
	Global Unichip Corp.	8,000	113,981
#	Globalwafers Co., Ltd.	305,000	9,347,946
#	Highwealth Construction Corp.	571,841	924,662
	Hiwin Technologies Corp.	395,974	5,974,056
	Hon Hai Precision Industry Co., Ltd.	5,816,322	23,911,166
	Hotai Motor Co., Ltd.	288,000	6,197,189
	Hua Nan Financial Holdings Co., Ltd.	8,889,004	6,037,785
	Innolux Corp.	10,481,241	11,189,684
#	International Games System Co., Ltd.	19,000	523,574
	Inventec Corp.	4,304,550	4,176,570
	ITEQ Corp.	142,455	747,351
	King’s Town Bank Co., Ltd.	329,000	508,338
#	Largan Precision Co., Ltd.	93,860	10,383,561
	Lien Hwa Industrial Holdings Corp.	217,824	383,429
#	Lite-On Technology Corp.	3,476,410	7,878,289
#	Macronix International Co., Ltd.	3,117,074	5,061,132
	MediaTek, Inc.	642,995	26,955,997
	Mega Financial Holding Co., Ltd.	11,387,369	13,290,822
#	Merida Industry Co., Ltd.	270,287	3,215,316
	Micro-Star International Co., Ltd.	1,129,000	7,394,992
	momo.com, Inc.	33,000	1,207,540
	Nan Ya Plastics Corp.	2,424,599	7,619,242
	Nan Ya Printed Circuit Board Corp.	197,000	2,230,086
	Nanya Technology Corp.	1,496,010	4,844,526
	Nien Made Enterprise Co., Ltd.	327,000	5,274,644
	Novatek Microelectronics Corp.	393,000	8,670,658
# *	Oneness Biotech Co., Ltd.	205,000	1,717,224
	Parade Technologies, Ltd.	76,000	3,726,508
#	Pegatron Corp.	2,840,345	7,437,857
	Phison Electronics Corp.	142,000	3,039,337
	Pou Chen Corp.	2,723,487	3,458,279
#	Powertech Technology, Inc.	1,563,819	6,199,640
	Poya International Co., Ltd.	55,275	1,203,831
#	President Chain Store Corp.	657,831	6,358,011
	Qisda Corp.	2,157,000	2,798,284
	Quanta Computer, Inc.	3,319,000	11,616,502
#	Radiant Opto-Electronics Corp.	717,000	3,285,336
#	Realtek Semiconductor Corp.	307,950	5,809,448
	Ruentex Development Co., Ltd.	1,025,345	1,944,452
	Ruentex Industries, Ltd.	97,109	295,116
	Shanghai Commercial & Savings Bank, Ltd. (The)	995,000	1,542,363

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Kong Financial Holding Co., Ltd.	13,708,761	$4,941,173
	Silergy Corp.	32,000	3,288,975
	Simplo Technology Co., Ltd.	294,000	3,914,812
	Sinbon Electronics Co., Ltd.	157,000	1,454,619
	Sino Horizon Holdings, Ltd.	15,000	17,627
	Sino-American Silicon Products, Inc.	1,360,000	9,456,449
	SinoPac Financial Holdings Co., Ltd.	13,065,623	6,199,681
	Standard Foods Corp.	713,418	1,449,430
	Synnex Technology International Corp.	1,640,343	3,257,766
#	TA Chen Stainless Pipe	1,710,308	2,918,719
	Taichung Commercial Bank Co., Ltd.	1,571,898	671,904
	Taishin Financial Holding Co., Ltd.	14,278,808	7,198,312
	Taiwan Business Bank	6,251,685	2,279,132
	Taiwan Cement Corp.	7,136,034	13,281,100
	Taiwan Cooperative Financial Holding Co., Ltd.	9,489,127	7,256,569
#	Taiwan FamilyMart Co., Ltd.	48,000	456,665
	Taiwan Fertilizer Co., Ltd.	234,000	509,808
# *	Taiwan Glass Industry Corp.	638,374	770,676
	Taiwan High Speed Rail Corp.	1,713,000	1,925,285
	Taiwan Mobile Co., Ltd.	2,126,300	7,606,305
	Taiwan Secom Co., Ltd.	357,670	1,220,802
#	Taiwan Semiconductor Manufacturing Co., Ltd.	15,883,808	334,506,752
# *	Tatung Co., Ltd.	2,191,000	2,110,903
#	Teco Electric and Machinery Co., Ltd.	2,293,000	2,855,594
	Tripod Technology Corp.	680,870	3,381,591
	Unimicron Technology Corp.	1,923,000	7,853,264
	Uni-President Enterprises Corp.	5,022,033	13,451,296
	United Microelectronics Corp.	7,824,000	15,605,040
	Vanguard International Semiconductor Corp.	944,000	3,993,661
#	Voltronic Power Technology Corp.	104,224	4,737,003
	Walsin Lihwa Corp.	3,019,000	3,284,248
	Walsin Technology Corp.	507,000	4,353,212
	Wan Hai Lines, Ltd.	881,800	2,978,651
#	Win Semiconductors Corp.	355,034	4,631,293
	Winbond Electronics Corp.	4,548,407	5,745,522
	Wintek Corp.	604,760	7,428
	Wistron Corp.	5,426,699	6,318,969
	Wiwynn Corp.	100,000	3,252,368
	WPG Holdings, Ltd.	2,842,039	5,226,918
#	Yageo Corp.	324,682	6,253,308
*	Yang Ming Marine Transport Corp.	1,979,000	5,588,842
	Yuanta Financial Holding Co., Ltd.	12,422,398	11,522,132
*	Yulon Motor Co., Ltd.	19,000	30,860
#	Zhen Ding Technology Holding, Ltd.	971,700	3,667,822

TOTAL TAIWAN			1,044,157,958

THAILAND — (1.8%)
	Advanced Info Service PCL	956,600	5,253,428
	Airports of Thailand PCL	1,666,500	3,318,282
*	Asset World Corp. PCL	3,178,100	485,837
	B Grimm Power PCL	755,900	1,037,807
	Bangkok Bank PCL	207,800	810,845
	Bangkok Bank PCL	239,500	934,540
	Bangkok Dusit Medical Services PCL, Class F	8,065,600	5,620,988
	Bangkok Expressway & Metro PCL	8,962,899	2,302,792
	Banpu PCL	678,450	268,003
	Banpu Power PCL	310,400	180,433
	Berli Jucker PCL	1,772,400	2,020,721
	BTS Group Holdings PCL	4,826,800	1,402,892

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bumrungrad Hospital PCL	663,200	$2,854,076
	Carabao Group PCL, Class F	277,900	1,004,055
	Central Pattana PCL	1,466,800	2,461,351
	Central Retail Corp. PCL	1,133,750	1,274,388
	Charoen Pokphand Foods PCL	4,694,100	4,371,864
	Com7 PCL, Class F	190,500	451,204
*	CP ALL PCL	4,982,800	10,001,606
	Delta Electronics Thailand PCL	152,400	1,732,625
	Electricity Generating PCL	238,300	1,350,781
	Energy Absolute PCL	1,166,000	2,284,255
	Global Power Synergy PCL, Class F	398,000	929,892
	Gulf Energy Development PCL	230,800	255,724
	Home Product Center PCL	5,122,113	2,319,447
	Indorama Ventures PCL	1,637,300	2,523,979
	Intouch Holdings PCL	281,586	576,511
	Intouch Holdings PCL, Class F	625,800	1,281,245
	IRPC PCL	12,803,900	1,702,389
	Kasikornbank PCL	759,900	3,245,819
	Kasikornbank PCL	82,200	348,467
	Krung Thai Bank PCL	2,520,887	914,846
	Krungthai Card PCL	647,900	1,586,588
	Land & Houses PCL	8,198,500	2,277,544
	Land & Houses PCL	1,091,740	303,285
*	Minor International PCL	1,410,483	1,358,956
	Muangthai Capital PCL	954,200	1,961,262
	Osotspa PCL	748,300	859,148
	PTT Exploration & Production PCL	1,512,655	5,781,002
	PTT Global Chemical PCL	1,952,772	4,248,906
	PTT PCL	7,652,500	9,830,590
	Ratch Group PCL	616,200	999,377
	Siam Cement PCL (The)	370,900	5,503,197
	Siam Cement PCL (The)	105,800	1,569,799
	Siam Commercial Bank PCL (The)	327,166	1,103,249
	Siam Global House PCL	2,241,739	1,612,684
	Srisawad Corp. PCL	1,321,472	3,533,121
	Thai Oil PCL	1,262,300	2,401,968
	Thai Union Group PCL, Class F	6,225,040	3,018,807
	Tisco Financial Group PCL	419,200	1,245,315
	TMB Bank PCL	28,529,567	1,072,006
	TOA Paint Thailand PCL	943,300	1,045,166
	Total Access Communication PCL	1,066,300	1,121,520
	Total Access Communication PCL	563,300	592,471
	True Corp. PCL	35,598,931	3,749,964
	TTW PCL	878,000	327,091

TOTAL THAILAND			122,624,108

TURKEY — (0.4%)
#	Akbank T.A.S.	2,426,556	1,433,375
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	706,343
	Arcelik A.S.	197,804	821,267
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	425,662	771,773
	BIM Birlesik Magazalar A.S.	365,995	2,869,028
	Coca-Cola Icecek A.S.	140,102	1,331,535
	Enerjisa Enerji A.S.	280,258	347,618
	Enka Insaat ve Sanayi A.S.	724,135	687,458
	Eregli Demir ve Celik Fabrikalari TAS	482,167	1,106,662
	Ford Otomotiv Sanayi A.S.	57,714	1,226,599
# *	Gubre Fabrikalari TAS	34,802	255,824
	KOC Holding A.S.	319,003	707,390

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Koza Altin Isletmeleri A.S.	67,645	$918,708
*	Petkim Petrokimya Holding A.S.	1,165,006	943,335
*	Sasa Polyester Sanayi A.S.	246,343	1,062,429
	Tofas Turk Otomobil Fabrikasi A.S.	237,719	858,181
*	Turk Hava Yollari AO	1,371,501	2,024,772
	Turk Telekomunikasyon A.S.	536,022	412,067
#	Turkcell Iletisim Hizmetleri A.S.	1,084,914	1,941,900
#	Turkiye Garanti Bankasi A.S.	2,188,576	1,907,684
*	Turkiye Halk Bankasi A.S.	513,467	266,461
#	Turkiye Is Bankasi A.S., Class C	1,290,470	762,091
*	Turkiye Petrol Rafinerileri A.S.	52,681	558,501
	Turkiye Sise ve Cam Fabrikalari A.S.	758,983	688,451
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	567,333
#	Yapi ve Kredi Bankasi A.S.	3,249,838	823,226

TOTAL TURKEY			26,000,011

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	1,097,933	1,870,030
	Abu Dhabi Islamic Bank PJSC	1,014,777	1,330,204
	Aldar Properties PJSC	4,328,195	4,124,770
	Dubai Islamic Bank PJSC	2,653,281	3,209,864
*	Emaar Malls PJSC	2,601,914	1,297,055
	Emaar Properties PJSC	3,256,866	3,288,087
	Emirates NBD Bank PJSC	1,089,054	3,689,771
	Emirates Telecommunications Group Co. PJSC	1,018,732	5,873,586
	First Abu Dhabi Bank PJSC	1,143,842	4,426,869
*	International Holdings Co. PJSC	24,261	599,072

TOTAL UNITED ARAB EMIRATES			29,709,308

TOTAL COMMON STOCKS			6,457,653,103

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
*	Alpargatas SA	100,600	735,788
	Banco Bradesco SA	1,842,669	8,090,437
*	Braskem SA, Class A	88,139	851,851
	Centrais Eletricas Brasileiras SA, Class B	86,846	591,225
	Cia de Transmissao de Energia Eletrica Paulista	122,300	607,892
	Cia Energetica de Minas Gerais	672,327	1,712,982
	Cia Paranaense de Energia	869,990	1,002,594
	Gerdau SA	817,916	5,002,010
	Itau Unibanco Holding SA	1,662,100	8,423,636
	Lojas Americanas SA	316,919	1,217,023
	Petroleo Brasileiro SA	2,827,248	12,293,627

TOTAL BRAZIL			40,529,065

CHILE — (0.0%)
	Embotelladora Andina SA, Class B	430,906	1,027,656

COLOMBIA — (0.0%)
	Banco Davivienda SA	91,720	716,252
	Grupo Argos SA	41,546	96,357
	Grupo Aval Acciones y Valores SA	3,126,389	920,431
	Grupo de Inversiones Suramericana SA	91,530	413,108

TOTAL COLOMBIA			2,146,148

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	738	$29,792

TOTAL PREFERRED STOCKS		43,732,661

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
* Sundaram Finance Holdings, Ltd. Rights 06/02/21	12,997	4,158

TOTAL INVESTMENT SECURITIES (Cost $3,443,891,448)		6,501,389,922

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@ § The DFA Short Term Investment Fund	10,023,659	115,973,733

TOTAL INVESTMENTS — (100.0%) (Cost $3,559,852,231)		$6,617,363,655

ADR	American Depositary Receipt
CP	CertificateParticipation
GDR	GlobalDepositary Receipt
P.L.C.	PublicLimited Company
SA	SpecialAssessment
»	Securitiesthat have generally been fair value factored. See Note B to Financial Statements.
*	Non-IncomeProducing Securities.
#	Totalor Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Securitypurchased with cash collateral received from Securities on Loan.
§	AffiliatedFund.

As of April 30, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,556,400	$43,439,500	$(116,900)
S&P 500® Emini Index	160	06/18/21	33,414,557	33,395,200	(19,357)

Total Futures Contracts			$76,970,957	$76,834,700	$(136,257)

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,243,246	—	$1,243,246
Brazil	$251,169,392	—	—	251,169,392
Chile	35,859,027	—	—	35,859,027
China	470,106,697	1,866,337,016	—	2,336,443,713
Colombia	11,602,195	—	—	11,602,195
Czech Republic	—	6,711,270	—	6,711,270
Egypt	2,814	3,900,075	—	3,902,889
Greece	—	17,036,058	—	17,036,058
Hungary	—	18,987,211	—	18,987,211
India	32,868,816	631,931,828	—	664,800,644

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Indonesia	$278,838	$89,964,312	—	$90,243,150
Malaysia	—	102,550,333	—	102,550,333
Mexico	131,852,917	—	—	131,852,917
Peru	6,782,762	—	—	6,782,762
Philippines	1,865,414	42,181,793	—	44,047,207
Poland	—	44,772,263	—	44,772,263
Qatar	—	27,896,048	—	27,896,048
Russia	9,484,819	61,699,164	—	71,183,983
Saudi Arabia	—	176,315,539	—	176,315,539
South Africa	43,602,169	229,450,384	—	273,052,553
South Korea	10,612,909	908,096,409	—	918,709,318
Taiwan	6,032,458	1,038,125,500	—	1,044,157,958
Thailand	122,624,108	—	—	122,624,108
Turkey	—	26,000,011	—	26,000,011
United Arab Emirates	—	29,709,308	—	29,709,308
Preferred Stocks
Brazil	40,529,065	—	—	40,529,065
Chile	1,027,656	—	—	1,027,656
Colombia	2,146,148	—	—	2,146,148
South Korea	—	29,792	—	29,792
Rights/Warrants
India	4,158	—	—	4,158
Securities Lending Collateral	—	115,973,733	—	115,973,733
Futures Contracts**	(136,257)	—	—	(136,257)

TOTAL	$1,178,316,105	$5,438,911,293	—	$6,617,227,398

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.6%)
BRAZIL — (3.5%)
	AES Brasil Energia SA	908,777	$2,297,016
	Aliansce Sonae Shopping Centers SA	41,809	197,577
*	Alliar Medicos A Frente SA	202,000	328,730
	Alupar Investimento SA	648,679	3,208,734
*	Anima Holding SA	1,191,673	2,373,671
	Arezzo Industria e Comercio SA	165,423	2,303,780
# *	Azul SA, ADR	268,730	5,718,574
*	Banco ABC Brasil SA	9,575	25,929
*	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	716,847
*	BR Malls Participacoes SA	2,593,192	4,544,728
	BR Properties SA	835,453	1,379,592
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	258,435	1,638,992
	Camil Alimentos SA	401,708	740,254
	Cia de Locacao das Americas	1,789,285	8,686,121
	Cia de Saneamento de Minas Gerais-COPASA	701,274	2,170,160
	Cia de Saneamento do Parana	1,214,637	4,718,079
	Cia de Saneamento do Parana	41,700	32,626
	Cia Hering	508,914	2,568,905
	Cia Paranaense de Energia	106,800	108,136
	Cia Siderurgica Nacional SA	1,390,946	12,595,730
	Cielo SA	998,800	634,357
*	Cogna Educacao	3,824,828	2,724,954
	Construtora Tenda SA	273,378	1,303,466
	Cosan SA	107,936	1,789,505
	CSU Cardsystem SA	111,413	538,806
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	195,000	844,681
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	54,690	123,333
	Direcional Engenharia SA	359,475	847,061
	Duratex SA	1,245,717	5,435,055
*	EcoRodovias Infraestrutura e Logistica SA	706,107	1,563,768
	EDP - Energias do Brasil SA	1,020,878	3,531,318
*	Embraer SA	1,203,609	3,412,262
# *	Embraer SA, Sponsored ADR	484,327	5,351,813
	Enauta Participacoes SA	355,424	993,896
*	Eneva SA	2,558,000	6,908,232
	Even Construtora e Incorporadora SA	422,994	752,225
	Ez Tec Empreendimentos e Participacoes SA	365,756	2,175,530
	Fleury SA	800,500	3,765,204
	Fras-Le SA	144,760	313,662
*	Gafisa SA	859,205	721,270
	Gafisa SA, ADR	70,307	115,304
# *	Gol Linhas Aereas Inteligentes SA, ADR	281,942	2,424,701
	Grendene SA	1,247,923	1,876,921
	Guararapes Confeccoes SA	400,731	1,237,887
*	Helbor Empreendimentos SA	318,373	492,325
	Iguatemi Empresa de Shopping Centers SA	23,200	157,171
	Industrias Romi SA	178,500	1,073,225
	Instituto Hermes Pardini SA	204,158	706,954
*	International Meal Co. Alimentacao SA, Class A	1,079,742	743,409
	Iochpe-Maxion SA	422,811	1,059,353
	IRB Brasil Resseguros SA	23,700	26,571
	JHSF Participacoes SA	972,400	1,222,649
	JSL SA	153,336	281,433
	Kepler Weber SA	52,246	482,348
	Light SA	1,677,866	5,411,624

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	LOG Commercial Properties e Participacoes SA	180,472	$980,425
*	Log-in Logistica Intermodal SA	219,309	803,426
*	LPS Brasil Consultoria de Imoveis SA	29,200	21,233
	M Dias Branco SA	304,311	1,491,289
	Mahle-Metal Leve SA	143,024	695,893
	Marcopolo SA	518,000	238,400
	Marfrig Global Foods SA	1,327,520	4,738,655
*	Marisa Lojas SA	784,679	774,271
*	Mills Estruturas e Servicos de Engenharia SA	602,820	895,566
	Minerva SA	1,083,948	1,931,613
	Movida Participacoes SA	465,747	1,443,014
	MRV Engenharia e Participacoes SA	1,042,403	3,329,441
	Multiplan Empreendimentos Imobiliarios SA	153,487	650,731
	Odontoprev SA	1,104,717	2,597,037
*	Omega Geracao SA	217,310	1,568,202
*	Petro Rio SA	696,612	11,744,319
	Portobello SA	273,377	601,404
	Positivo Tecnologia SA	122,980	254,244
*	Profarma Distribuidora de Produtos Farmaceuticos SA	157,202	172,481
	Qualicorp Consultoria e Corretora de Seguros SA	887,943	4,421,693
*	Restoque Comercio e Confeccoes de Roupas SA	127,940	102,454
	Sao Carlos Empreendimentos e Participacoes SA	86,509	600,398
	Sao Martinho SA	879,576	5,047,152
	Ser Educacional SA	227,580	540,037
	SIMPAR SA	437,228	3,482,016
	SLC Agricola SA	466,205	4,187,396
	Smiles Fidelidade SA	307,200	1,211,936
	Sul America SA	45,594	274,552
*	Tecnisa SA	217,868	328,885
	Tegma Gestao Logistica SA	114,559	477,465
*	Terra Santa Agro SA	3,000	24,731
	TOTVS SA	534,742	3,061,548
	Transmissora Alianca de Energia Eletrica SA	1,415,423	10,891,778
	Trisul SA	309,282	551,715
*	Tupy SA	244,472	1,054,028
	Unipar Carbocloro SA	5,573	75,079
	Usinas Siderurgicas de Minas Gerais SA Usiminas	116,200	496,070
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	226,550	400,379
*	Vulcabras Azaleia SA	459,009	642,201
	Wiz Solucoes e Corretagem de Seguros SA	321,744	681,153
	YDUQS Participacoes SA	1,050,937	5,660,923

TOTAL BRAZIL			196,541,687

CHILE — (0.9%)
	AES Gener SA	13,582,789	2,231,978
	Besalco SA	2,434,035	1,625,875
	Camanchaca SA	1,471,136	125,891
	CAP SA	261,829	4,667,558
	Cementos BIO BIO SA	352,724	379,022
*	Cia Sud Americana de Vapores SA	94,596,348	5,723,190
	Cristalerias de Chile SA	130,323	641,777
	Embotelladora Andina SA, ADR, Class B	4,380	62,722
	Empresa Nacional de Telecomunicaciones SA	556,366	3,124,192
	Empresas Hites SA	1,014,682	221,288
	Empresas Lipigas SA	6,383	37,971
	Empresas Tricot SA	70,631	60,667
	Engie Energia Chile SA	3,407,490	3,595,764
*	Forus SA	521,120	1,011,767

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Grupo Security SA	6,097,394	$1,261,036
	Hortifrut SA	118,502	188,075
	Instituto de Diagnostico SA	2,928	6,962
	Inversiones Aguas Metropolitanas SA	2,485,201	1,912,688
	Inversiones La Construccion SA	210,225	1,411,498
	Itau CorpBanca Chile SA	17,440,223	59,383
*	Masisa SA	8,140,418	175,126
	Multiexport Foods SA	3,932,431	1,825,817
	Parque Arauco SA	3,019,818	4,686,957
	PAZ Corp. SA	1,166,812	1,081,886
	Ripley Corp. SA	5,250,754	1,677,112
	Salfacorp SA	2,145,243	1,485,036
	Sigdo Koppers SA	1,164,083	1,408,568
	SMU SA	5,737,460	823,731
	Sociedad Matriz SAAM SA	35,707,421	2,843,612
	Socovesa SA	2,861,918	966,415
	SONDA SA	2,118,887	1,344,558
	Vina Concha y Toro SA	2,664,577	4,652,597

TOTAL CHILE			51,320,719

CHINA — (22.5%)
*	21Vianet Group, Inc., ADR	210,501	5,875,083
	361 Degrees International, Ltd.	4,862,000	1,952,599
*	3SBio, Inc.	5,483,500	5,183,685
*	51job, Inc., ADR	134,562	8,282,291
	5I5J Holding Group Co., Ltd., Class A	700,900	418,118
	AAC Technologies Holdings, Inc.	2,187,000	12,140,426
	AAG Energy Holdings, Ltd.	982,601	171,796
	Accelink Technologies Co., Ltd., Class A	5,900	20,205
*	Advanced Technology & Materials Co., Ltd., Class A	146,900	162,095
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	279,103	344,807
	Agile Group Holdings, Ltd.	2,638,000	4,121,016
	Ajisen China Holdings, Ltd.	2,398,000	418,473
#	Ak Medical Holdings, Ltd.	540,000	838,850
	AKM Industrial Co., Ltd.	1,710,000	219,745
# *	Alibaba Pictures Group, Ltd.	23,690,000	3,441,864
	A-Living Smart City Services Co., Ltd., Class H	1,881,000	8,645,857
*	Alpha Group, Class A	298,500	280,953
# *	Aluminum Corp. of China, Ltd., Class H	2,000,000	1,033,471
	Amoy Diagnostics Co., Ltd., Class A	40,194	528,960
	An Hui Wenergy Co., Ltd., Class A	901,802	534,340
	Angang Steel Co., Ltd., Class H	5,804,999	3,990,694
	Anhui Construction Engineering Group Co., Ltd., Class A	684,590	425,813
	Anhui Expressway Co., Ltd., Class H	2,104,000	1,475,000
	Anhui Genuine New Materials Co., Ltd., Class A	82,113	447,413
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	71,400	328,283
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	520,729	482,145
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	322,119	416,220
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	504,600	523,124
	Anhui Korrun Co., Ltd., Class A	81,366	286,466
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	31,100	42,897
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	368,400	456,567
	Anhui Xinhua Media Co., Ltd., Class A	138,900	103,309
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	246,849	405,675
	Animal Health Holdings, Inc.	3,671,000	44,329
# *	Anton Oilfield Services Group	10,122,000	634,273
	Aoshikang Technology Co., Ltd., Class A	41,200	445,004
*	Aowei Holdings, Ltd.	1,451,000	198,006
	APT Satellite Holdings, Ltd.	226,000	73,088

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Art Group Holdings, Ltd.	320,000	$17,511
	Asia Cement China Holdings Corp.	2,669,500	2,739,006
#	AsiaInfo Technologies, Ltd.	107,200	172,261
*	Asian Citrus Holdings, Ltd.	2,314,000	103,045
#	Ausnutria Dairy Corp., Ltd.	2,649,000	3,913,948
*	Austar Lifesciences, Ltd.	18,000	17,137
	Avic Heavy Machinery Co., Ltd., Class A	181,900	496,095
# *	AVIC International Holding HK, Ltd.	22,083,722	357,661
	AviChina Industry & Technology Co., Ltd., Class H	10,439,000	6,698,820
#	BAIC Motor Corp., Ltd., Class H	7,414,500	2,680,666
#	BAIOO Family Interactive, Ltd.	2,328,000	596,550
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,700,532
	Bank of Tianjin Co., Ltd., Class H	100,000	44,177
	Bank of Zhengzhou Co., Ltd., Class H	671,000	174,264
	Baosheng Science and Technology Innovation Co., Ltd., Class A	191,902	124,158
*	Baoye Group Co., Ltd., Class H	1,210,000	631,008
# *	Baozun, Inc., Sponsored ADR	251,448	8,727,760
	BBMG Corp., Class H	6,122,000	1,258,220
	Befar Group Co., Ltd., Class A	623,900	597,672
	Beibuwan Port Co., Ltd., Class A	133,781	183,967
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	128,350	283,607
	Beijing Capital Development Co., Ltd., Class A	378,076	326,191
	Beijing Capital International Airport Co., Ltd., Class H	7,820,000	5,676,578
#	Beijing Capital Land, Ltd., Class H	8,593,750	1,148,196
# *	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	216,250	655,392
	Beijing Dahao Technology Corp., Ltd., Class A	15,900	57,067
	Beijing E-Hualu Information Technology Co., Ltd., Class A	83,440	316,312
# *	Beijing Energy International Holding Co., Ltd.	19,308,000	620,824
# *	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	863,579
	Beijing Enterprises Holdings, Ltd.	1,352,000	4,410,216
# *	Beijing Enterprises Medical & Health Group, Ltd.	18,966,000	252,670
	Beijing Enterprises Water Group, Ltd.	14,416,000	5,505,972
	Beijing Forever Technology Co., Ltd., Class A	211,838	257,103
*	Beijing Gas Blue Sky Holdings, Ltd.	16,288,000	243,237
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	245,300	773,752
	Beijing Global Safety Technology Co., Ltd., Class A	80,336	281,935
	Beijing Hualian Department Store Co., Ltd., Class A	927,300	259,067
*	Beijing Jetsen Technology Co., Ltd., Class A	756,000	404,056
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,038,000	1,966,082
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	189,200	159,920
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	52,954	300,868
	Beijing North Star Co., Ltd., Class H	4,520,000	830,590
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	707,100	399,378
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	360,754	482,952
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	472,000	388,352
	Beijing SL Pharmaceutical Co., Ltd., Class A	237,600	436,215
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	104,200	82,302
	Beijing Strong Biotechnologies, Inc., Class A	75,100	236,328
	Beijing SuperMap Software Co., Ltd., Class A	130,017	317,827
	Beijing Thunisoft Corp., Ltd., Class A	27,000	74,469
*	Beijing Ultrapower Software Co., Ltd., Class A	196,300	134,285
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	146,802	140,747
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	923,000	264,024
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	364,050	512,434
*	Berry Genomics Co., Ltd., Class A	76,166	348,563
	Best Pacific International Holdings, Ltd.	978,000	281,782
# *	BEST, Inc.	66,028	87,157

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bestsun Energy Co., Ltd., Class A	439,200	$328,086
	Better Life Commercial Chain Share Co., Ltd., Class A	186,849	218,470
	Biem.L.Fdlkk Garment Co., Ltd., Class A	207,099	684,628
	BII Railway Transportation Technology Holdings Co., Ltd.	2,452,000	204,834
*	Billion Industrial Holdings, Ltd.	44,000	29,852
*	Bluedon Information Security Technology Co., Ltd., Class A	504,300	255,688
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	518,700	494,296
*	Bohai Leasing Co., Ltd., Class A	1,263,500	403,811
	Bosideng International Holdings, Ltd.	13,360,000	6,776,127
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	160,250	863,101
*	Boyaa Interactive International, Ltd.	1,494,000	121,075
	Bright Real Estate Group Co., Ltd., Class A	962,280	366,781
	Brilliance China Automotive Holdings, Ltd.	8,928,000	8,390,383
	B-Soft Co., Ltd., Class A	268,178	425,056
	C C Land Holdings, Ltd.	13,573,015	3,157,603
#	C&D International Investment Group, Ltd.	576,000	1,149,497
*	C&D Property Management Group Co., Ltd.	350,000	209,122
# *	CA Cultural Technology Group, Ltd.	2,130,000	810,923
	Cabbeen Fashion, Ltd.	1,187,000	414,050
	Camel Group Co., Ltd., Class A	154,235	284,606
	Canny Elevator Co., Ltd., Class A	162,500	238,938
	Canvest Environmental Protection Group Co., Ltd.	3,236,000	1,673,801
*	Capital Environment Holdings, Ltd.	22,400,000	417,689
	Carrianna Group Holdings Co., Ltd.	891,257	60,842
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	65,086
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	184,500	84,486
#	Central China Real Estate, Ltd.	3,912,626	2,152,055
*	Central China Securities Co., Ltd., Class H	5,444,000	987,409
# *	CGN New Energy Holdings Co., Ltd.	6,046,000	1,472,352
	CGN Nuclear Technology Development Co., Ltd., Class A	141,400	243,204
	Changchun Faway Automobile Components Co., Ltd., Class A	232,830	356,301
	Changzhou Qianhong Biopharma Co., Ltd., Class A	299,700	196,658
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	165,756	271,706
	Chaowei Power Holdings, Ltd.	2,810,000	1,018,742
	Cheetah Mobile, Inc., ADR	179,717	388,189
*	ChemPartner PharmaTech Co., Ltd., Class A	107,200	237,451
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	147,800	342,042
	Chengdu Hongqi Chain Co., Ltd., Class A	308,700	290,525
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	138,234	192,857
	Chengdu Xingrong Environment Co., Ltd., Class A	983,399	789,298
	China Aerospace International Holdings, Ltd.	9,434,500	798,885
*	China Agri-Products Exchange, Ltd.	45,605	739
	China Aircraft Leasing Group Holdings, Ltd.	1,619,000	1,307,884
	China Aoyuan Group, Ltd.	5,310,000	5,510,671
	China Bester Group Telecom Co., Ltd., Class A	102,700	181,765
#	China Beststudy Education Group	312,000	98,695
	China BlueChemical, Ltd., Class H	8,092,000	2,287,840
*	China Boton Group Co., Ltd.	192,000	93,109
	China Building Material Test & Certification Group Co., Ltd., Class A	83,747	298,809
	China CAMC Engineering Co., Ltd., Class A	332,197	349,229
*	China Chengtong Development Group, Ltd.	2,628,000	61,804
	China Cinda Asset Management Co., Ltd., Class H	4,876,000	958,452
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	2,061,890
	China Communications Services Corp., Ltd., Class H	10,260,000	4,436,582
	China Conch Venture Holdings, Ltd.	288,500	1,361,230
	China CYTS Tours Holding Co., Ltd., Class A	255,300	473,599
	China Datang Corp. Renewable Power Co., Ltd., Class H	10,083,000	1,877,734
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	143,848
	China Development Bank Financial Leasing Co., Ltd., Class H	110,000	16,133

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Dili Group	12,965,699	$3,605,869
	China Dongxiang Group Co., Ltd.	14,759,985	1,939,456
	China Education Group Holdings, Ltd.	992,000	2,394,909
#	China Electronics Huada Technology Co., Ltd.	3,896,000	425,272
#	China Electronics Optics Valley Union Holding Co., Ltd.	12,972,000	698,021
	China Energy Engineering Corp., Ltd., Class H	906,000	91,929
	China Everbright Environment Group, Ltd.	15,300,000	9,617,654
#	China Everbright Greentech, Ltd.	2,859,000	1,130,791
	China Everbright, Ltd.	4,306,000	5,138,658
	China Express Airlines Co., Ltd., Class A	286,538	673,930
*	China Financial Services Holdings, Ltd.	126,200	27,619
	China Foods, Ltd.	5,328,000	2,218,283
*	China Glass Holdings, Ltd.	3,642,000	322,244
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	3,922,500	3,289,125
*	China Greenland Broad Greenstate Group Co., Ltd.	4,572,000	199,893
	China Hanking Holdings, Ltd.	2,916,000	551,675
	China Harmony Auto Holding, Ltd.	3,770,000	1,840,133
*	China High Precision Automation Group, Ltd.	1,289,000	37,959
	China High Speed Railway Technology Co., Ltd., Class A	741,500	256,481
#	China High Speed Transmission Equipment Group Co., Ltd.	1,903,000	1,377,682
	China Huarong Asset Management Co., Ltd., Class H	29,702,000	3,900,234
# *	China Index Holdings, Ltd., ADR	107,037	235,482
	China International Marine Containers Group Co., Ltd., Class H	2,248,420	4,225,169
#	China Jinmao Holdings Group, Ltd.	7,952,000	3,012,544
	China Kepei Education Group, Ltd.	1,086,000	824,769
	China Kings Resources Group Co., Ltd., Class A	77,200	299,503
	China Lesso Group Holdings, Ltd.	4,499,000	11,316,819
	China Lilang, Ltd.	2,232,000	1,485,716
# *	China Literature, Ltd.	257,000	2,676,566
# *	China Logistics Property Holdings Co., Ltd.	3,646,000	2,072,458
# *	China Longevity Group Co., Ltd.	1,076,350	35,612
	China Longyuan Power Group Corp., Ltd., Class H	63,000	92,643
# *	China Lumena New Materials Corp.	363,249	0
	China Machinery Engineering Corp., Class H	5,813,000	2,600,848
*	China Maple Leaf Educational Systems, Ltd.	7,090,000	1,855,529
*	China Medical & HealthCare Group, Ltd.	930,000	13,603
	China Medical System Holdings, Ltd.	5,618,500	12,977,234
	China Meheco Co., Ltd., Class A	214,654	424,867
	China Meidong Auto Holdings, Ltd.	2,280,000	11,369,480
	China Merchants Land, Ltd.	7,804,000	1,142,604
	China Merchants Port Holdings Co., Ltd.	3,360,000	5,375,505
#	China Metal Recycling Holdings, Ltd.	2,401,686	0
# *	China Modern Dairy Holdings, Ltd.	8,264,000	2,075,751
	China National Accord Medicines Corp., Ltd., Class A	123,506	796,196
#	China New Higher Education Group, Ltd.	1,419,000	1,137,495
	China New Town Development Co., Ltd.	8,175,648	184,959
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	401,000	305,656
*	China Oceanwide Holdings, Ltd.	4,994,000	107,456
# *	China Oil & Gas Group, Ltd.	24,278,000	1,343,794
	China Oilfield Services, Ltd., Class H	4,584,000	4,188,371
	China Oriental Group Co., Ltd.	4,816,000	1,627,079
	China Overseas Grand Oceans Group, Ltd.	7,554,749	4,812,042
	China Overseas Property Holdings, Ltd.	5,545,000	5,600,575
	China Pioneer Pharma Holdings, Ltd.	1,849,000	242,770
	China Power International Development, Ltd.	19,509,333	4,471,687
*	China Properties Group, Ltd.	2,045,000	109,256
	China Publishing & Media Co., Ltd., Class A	378,215	418,658
	China Railway Tielong Container Logistics Co., Ltd., Class A	189,400	146,327

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Rare Earth Holdings, Ltd.	7,152,799	$788,889
	China Reinsurance Group Corp., Class H	12,293,000	1,280,363
	China Renaissance Holdings, Ltd.	144,100	462,954
	China Resources Cement Holdings, Ltd.	2,282,000	2,485,835
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	329,774	611,903
	China Resources Medical Holdings Co., Ltd.	4,126,000	3,580,834
	China Resources Pharmaceutical Group, Ltd.	4,723,500	3,180,826
	China Resources Power Holdings Co., Ltd.	4,284,000	5,627,747
	China Sanjiang Fine Chemicals Co., Ltd.	3,268,000	1,532,608
	China SCE Group Holdings, Ltd.	7,547,200	3,531,478
	China Science Publishing & Media, Ltd., Class A	175,900	255,197
# *	China Shanshui Cement Group, Ltd.	30,000	8,053
# *	China Shengmu Organic Milk, Ltd.	11,882,000	962,516
	China Shineway Pharmaceutical Group, Ltd.	1,676,200	1,207,644
*	China Silver Group, Ltd.	5,550,000	647,142
	China South City Holdings, Ltd.	19,910,000	2,097,545
	China South Publishing & Media Group Co., Ltd., Class A	600,500	946,251
	China Starch Holdings, Ltd.	7,505,000	164,758
*	China Sunshine Paper Holdings Co., Ltd.	1,794,000	381,853
	China Suntien Green Energy Corp., Ltd., Class H	7,217,000	2,766,757
	China Taiping Insurance Holdings Co., Ltd.	6,028,800	11,159,828
#	China Tian Lun Gas Holdings, Ltd.	1,556,000	1,571,442
# *	China Tianrui Group Cement Co., Ltd.	256,000	216,531
*	China Tianying, Inc., Class A	657,100	423,073
	China Traditional Chinese Medicine Holdings Co., Ltd.	11,784,000	6,728,350
*	China Travel International Investment Hong Kong, Ltd.	10,819,900	1,875,803
*	China Tungsten And Hightech Materials Co., Ltd., Class A	37,000	49,372
#	China Vast Industrial Urban Development Co., Ltd.	2,122,000	826,510
# *	China Vered Financial Holding Corp., Ltd.	4,620,000	60,563
#	China Water Affairs Group, Ltd.	3,802,000	3,082,701
	China West Construction Group Co., Ltd., Class A	135,400	174,929
*	China Wood Optimization Holding, Ltd.	1,748,000	202,530
	China World Trade Center Co., Ltd., Class A	169,977	365,816
	China XLX Fertiliser, Ltd.	1,972,000	923,412
	China Yongda Automobiles Services Holdings, Ltd.	2,597,500	4,696,531
#	China Yuhua Education Corp., Ltd.	5,322,000	5,045,314
# *	China ZhengTong Auto Services Holdings, Ltd.	6,982,000	601,678
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	387,600	174,035
# *	China Zhongwang Holdings, Ltd.	8,862,400	2,046,881
	Chinasoft International, Ltd.	9,638,000	10,795,280
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	240,900	410,877
	Chongqing Department Store Co., Ltd., Class A	145,400	722,639
	Chongqing Dima Industry Co., Ltd., Class A	104,100	43,714
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	131,600	367,551
	Chongqing Machinery & Electric Co., Ltd., Class H	4,630,000	314,648
	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,768,000	1,172,979
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	392,137	412,549
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	195,253
	CIFI Holdings Group Co., Ltd.	6,148,000	5,492,843
	CIMC Enric Holdings, Ltd.	3,204,000	2,777,256
	Cinda Real Estate Co., Ltd., Class A	782,200	438,213
	Cisen Pharmaceutical Co., Ltd., Class A	154,600	318,693
*	CITIC Guoan Information Industry Co., Ltd., Class A	1,133,750	349,854
*	CITIC Resources Holdings, Ltd.	12,238,600	612,955
# *	Citychamp Watch & Jewellery Group, Ltd.	7,880,000	1,705,092
*	CMST Development Co., Ltd., Class A	585,300	478,652
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	307,900	559,055
	COFCO Biotechnology Co., Ltd., Class A	661,200	926,325
	COFCO Joycome Foods, Ltd.	3,458,000	1,752,998

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Cogobuy Group	2,557,000	$711,473
#	Colour Life Services Group Co., Ltd.	2,071,604	878,017
#	Comba Telecom Systems Holdings, Ltd.	6,332,001	1,632,237
	Concord New Energy Group, Ltd.	26,854,964	1,934,114
	Consun Pharmaceutical Group, Ltd.	2,510,000	1,477,564
# *	Coolpad Group, Ltd.	3,744,000	225,027
	COSCO SHIPPING Development Co., Ltd., Class H	16,108,000	2,834,004
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	5,146,000	2,241,266
	COSCO SHIPPING International Hong Kong Co., Ltd.	3,405,000	1,177,249
	COSCO SHIPPING Ports, Ltd.	8,577,565	7,205,093
*	Cosmo Lady China Holdings Co., Ltd.	3,097,000	457,888
	CP Pokphand Co., Ltd.	28,694,594	3,613,182
#	CPMC Holdings, Ltd.	2,642,000	1,496,084
	CQ Pharmaceutical Holding Co., Ltd., Class A	375,000	315,435
	CSG Holding Co., Ltd., Class A	393,980	543,520
# *	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	722,000	702,294
	CSSC Science & Technology Co., Ltd., Class A	158,600	266,832
*	CT Environmental Group, Ltd.	18,320,000	150,470
	CTS International Logistics Corp., Ltd., Class A	195,520	476,459
# *	CWT International, Ltd.	24,080,000	275,255
*	Cybernaut International Holdings Co., Ltd.	3,760,000	36,224
	D&O Home Collection Co., Ltd., Class A	106,962	308,470
# *	Da Ming International Holdings, Ltd.	880,000	335,760
	DaFa Properties Group, Ltd.	393,000	324,066
	Dali Foods Group Co., Ltd.	1,499,500	890,775
	Dalian Bio-Chem Co., Ltd., Class A	60,476	127,826
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	272,300	151,704
*	Dalian My Gym Education Technology Co., Ltd., Class A	265,797	244,823
	Dare Power Dekor Home Co., Ltd., Class A	112,600	239,178
	Dashang Co., Ltd., Class A	103,508	336,272
	Datang International Power Generation Co., Ltd., Class H	6,732,000	995,211
	Dawnrays Pharmaceutical Holdings, Ltd.	4,879,886	995,250
	Dazhong Transportation Group Co., Ltd., Class A	631,520	341,315
	Dazzle Fashion Co., Ltd., Class A	128,728	380,213
	DBG Technology Co., Ltd., Class A	213,483	357,824
	Deppon Logistics Co., Ltd., Class A	107,247	204,739
#	Dexin China Holdings Co., Ltd.	546,000	213,116
# *	Differ Group Holding Co., Ltd.	11,956,000	1,444,989
	Digital China Group Co., Ltd., Class A	223,300	581,086
	Digital China Holdings, Ltd.	3,115,500	2,329,548
	Digital China Information Service Co., Ltd., Class A	276,264	583,510
	Dongfang Electric Corp., Ltd., Class H	1,557,600	1,304,183
	Dongfang Electronics Co., Ltd., Class A	107,300	76,532
	Dongfeng Motor Group Co., Ltd., Class H	4,734,000	4,114,303
#	Dongjiang Environmental Co., Ltd., Class H	1,037,375	615,021
#	Dongyue Group, Ltd.	5,141,000	4,477,394
*	Doushen Beijing Education & Technology, Inc., Class A	225,041	251,882
*	DouYu International Holdings, Ltd., ADR	155,421	1,415,885
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	1,777,000	858,812
*	Easysight Supply Chain Management Co., Ltd., Class A	358,700	327,745
*	E-Commodities Holdings, Ltd.	2,748,000	141,899
	E-House China Enterprise Holdings, Ltd.	279,900	302,478
	Electric Connector Technology Co., Ltd., Class A	96,000	629,890
	Elion Energy Co., Ltd., Class A	826,663	400,430
	Eoptolink Technology, Inc., Ltd., Class A	30,400	180,893
#	Essex Bio-technology, Ltd.	1,256,000	905,273
	Eternal Asia Supply Chain Management, Ltd., Class A	459,200	361,120
	EVA Precision Industrial Holdings, Ltd.	4,606,435	443,717
	Ever Sunshine Lifestyle Services Group, Ltd.	116,000	285,380

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Everbright Jiabao Co., Ltd., Class A	647,600	$300,957
*	EverChina International Holdings Co., Ltd.	13,020,000	310,252
*	Fang Holdings, Ltd., ADR	15,618	184,286
#	Fanhua, Inc., Sponsored ADR	223,921	2,989,345
#	Fantasia Holdings Group Co., Ltd.	7,017,000	900,348
	Far East Horizon, Ltd.	8,552,000	9,806,226
# *	FIH Mobile, Ltd.	1,300,000	183,522
	FinVolution Group, ADR	48,814	327,542
# *	First Tractor Co., Ltd., Class H	1,235,176	599,288
#	Flat Glass Group Co., Ltd., Class H	102,000	313,291
*	Focused Photonics Hangzhou, Inc., Class A	108,900	188,190
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	30,172	40,584
	Fu Shou Yuan International Group, Ltd.	4,070,000	4,399,694
	Fufeng Group, Ltd.	8,419,600	3,114,527
	Fujian Longking Co., Ltd., Class A	172,500	225,650
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	133,700	335,451
	Fujian Star-net Communication Co., Ltd., Class A	134,073	388,205
# *	Fullshare Holdings, Ltd.	41,672,500	874,534
	Fusen Pharmaceutical Co., Ltd.	48,000	28,947
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	797,700	353,101
	Gansu Qilianshan Cement Group Co., Ltd., Class A	149,233	302,087
	Gansu Shangfeng Cement Co., Ltd., Class A	268,601	799,887
*	GCL New Energy Holdings, Ltd.	18,764,000	548,985
# *	GCL-Poly Energy Holdings, Ltd.	71,015,000	18,101,728
	Gemdale Properties & Investment Corp., Ltd.	25,910,000	3,635,252
*	Gem-Year Industrial Co., Ltd., Class A	126,000	93,838
	Genertec Universal Medical Group Co., Ltd.	4,520,000	3,758,418
	Genimous Technology Co., Ltd., Class A	330,115	309,700
*	Genscript Biotech Corp.	2,946,000	6,810,610
	Getein Biotech, Inc., Class A	89,131	478,139
*	Global Top E-Commerce Co., Ltd., Class A	517,700	280,336
*	Glorious Property Holdings, Ltd.	11,042,501	343,972
	Goldcard Smart Group Co., Ltd.	147,600	244,721
	Golden Eagle Retail Group, Ltd.	2,691,000	2,419,220
	Golden Throat Holdings Group Co., Ltd.	863,500	198,115
	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	37,859
	GoldenHome Living Co., Ltd., Class A	37,780	370,298
*	Goldenmax International Technology, Ltd., Class A	248,800	570,672
	Goldlion Holdings, Ltd.	1,322,962	316,001
	Goldpac Group, Ltd.	1,565,000	384,815
# *	GOME Retail Holdings, Ltd.	34,090,000	5,575,325
*	Gosuncn Technology Group Co., Ltd., Class A	352,291	248,451
*	Grand Baoxin Auto Group, Ltd.	3,251,992	329,715
	Grandjoy Holdings Group Co., Ltd., Class A	196,400	110,621
	Greattown Holdings, Ltd., Class A	778,800	435,359
	Greatview Aseptic Packaging Co., Ltd.	4,593,000	2,269,308
*	Gree Real Estate Co., Ltd., Class A	436,440	452,712
	Greenland Hong Kong Holdings, Ltd.	5,155,000	1,792,155
#	Greentown China Holdings, Ltd.	3,787,648	4,544,263
	Greentown Service Group Co., Ltd.	6,056,000	9,627,243
	Grinm Advanced Materials Co., Ltd., Class A	289,300	518,482
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	585,600	497,269
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	455,500	316,256
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	197,000	204,052
*	Guangdong HEC Technology Holding Co., Ltd., Class A	592,700	429,021
	Guangdong Highsun Group Co., Ltd., Class A	256,300	87,270
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	271,186
*	Guangdong Land Holdings, Ltd.	1,862,800	247,720
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	282,900	249,253

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangdong Shirongzhaoye Co., Ltd., Class A	333,100	$313,624
	Guangdong Tapai Group Co., Ltd., Class A	239,500	413,176
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	166,200	225,348
	Guangshen Railway Co., Ltd., Class H	6,744,000	1,352,417
	Guangxi Liugong Machinery Co., Ltd., Class A	494,020	729,491
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	119,980	419,334
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,358,080	624,453
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	112,000	301,433
	Guangzhou R&F Properties Co., Ltd., Class H	5,864,800	7,485,415
	Guangzhou Restaurant Group Co., Ltd., Class A	15,300	92,695
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	63,351	735,364
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	326,400	412,472
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	301,400	206,219
	Guizhou Gas Group Corp., Ltd., Class A	223,900	315,906
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	649,500	653,203
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	274,100	451,574
# *	Guolian Securities Co., Ltd., Class H	1,395,500	665,839
	Guomai Technologies, Inc., Class A	185,400	169,115
	Guorui Properties, Ltd.	5,246,000	270,220
*	Guosheng Financial Holding, Inc., Class A	40,500	66,640
*	Haichang Ocean Park Holdings, Ltd.	6,292,000	565,780
# *	Hailiang Education Group, Inc., ADR	32,567	1,609,461
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	19,700	85,838
*	Hainan Meilan International Airport Co., Ltd., Class H	623,000	2,636,943
*	Hainan Ruize New Building Material Co., Ltd., Class A	256,900	208,384
	Hainan Strait Shipping Co., Ltd., Class A	846,397	858,059
	Haitian International Holdings, Ltd.	2,659,000	10,818,381
*	Hand Enterprise Solutions Co., Ltd., Class A	189,200	187,627
	Hangcha Group Co., Ltd., Class A	239,388	771,753
	Hangjin Technology Co., Ltd., Class A	262,000	883,954
	Hangxiao Steel Structure Co., Ltd., Class A	438,608	247,151
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	844,386	574,125
	Hangzhou Century Co., Ltd., Class A	323,800	327,944
#	Harbin Bank Co., Ltd., Class H	1,742,000	220,997
	Harbin Boshi Automation Co., Ltd., Class A	362,200	751,309
*	Harbin Electric Co., Ltd., Class H	3,939,413	1,153,673
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	509,600	214,834
*	Harbin Pharmaceutical Group Co., Ltd., Class A	854,900	404,944
	HBIS Resources Co., Ltd., Class A	32,300	110,060
# *	HC Group, Inc.	2,620,500	365,213
	Health and Happiness H&H International Holdings, Ltd.	1,007,500	3,627,415
	Hebei Chengde Lolo Co., Class A	368,379	384,903
	Hebei Construction Group Corp., Ltd., Class H	105,000	35,577
	Hebei Sitong New Metal Material Co., Ltd., Class A	34,000	66,320
	Henan Lingrui Pharmaceutical Co., Class A	160,300	241,665
	Henan Pinggao Electric Co., Ltd., Class A	342,000	311,171
*	Henan Senyuan Electric Co., Ltd., Class A	65,900	31,507
	Henan Yuguang Gold & Lead Co., Ltd., Class A	96,200	81,929
	Henan Zhongyuan Expressway Co., Ltd., Class A	907,923	478,222
	Henderson Investment, Ltd.	2,432,000	126,797
	Hengan International Group Co., Ltd.	626,500	4,048,684
# *	Hengdeli Holdings, Ltd.	12,177,399	469,510
	Hexing Electrical Co., Ltd., Class A	192,590	357,493
*	Hi Sun Technology China, Ltd.	9,333,000	1,757,549
	Hisense Home Appliances Group Co., Ltd., Class H	1,608,000	2,704,348
	HKC Holdings, Ltd.	947,783	966,360
	Holitech Technology Co., Ltd., Class A	776,200	392,477
	Hongda Xingye Co., Ltd., Class A	406,500	236,332
*	Honghua Group, Ltd.	14,979,000	468,514

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Honworld Group, Ltd.	1,105,500	$436,920
#	Hope Education Group Co., Ltd.	5,390,000	1,812,062
#	Hopson Development Holdings, Ltd.	2,778,000	10,895,016
# *	Hua Hong Semiconductor, Ltd.	1,785,000	11,104,028
#	Huadian Power International Corp., Ltd., Class H	7,070,000	2,164,044
	Huafa Industrial Co., Ltd. Zhuhai, Class A	639,800	620,898
	Huafon Microfibre Shanghai Technology Co., Ltd.	475,200	396,110
	Huafu Fashion Co., Ltd., Class A	522,852	471,835
# *	Huanxi Media Group, Ltd.	2,790,000	857,510
	Huapont Life Sciences Co., Ltd., Class A	498,900	498,070
*	Huawen Media Group, Class A	613,800	211,862
	Huaxi Holdings Co., Ltd.	480,000	154,569
	Huazhong In-Vehicle Holdings Co., Ltd.	2,382,000	736,188
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	254,889	758,996
*	Hubei Kaile Science & Technology Co., Ltd., Class A	205,500	260,787
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	416,678	863,376
	Huishang Bank Corp., Ltd., Class H	34,000	11,200
	Hunan Aihua Group Co., Ltd., Class A	154,787	694,555
	Hunan Gold Corp., Ltd., Class A	244,800	297,037
	Hunan New Wellful Co., Ltd., Class A	263,400	262,175
# *	HUYA, Inc., ADR	182,885	3,222,434
*	Hytera Communications Corp., Ltd., Class A	439,400	337,154
*	HyUnion Holding Co., Ltd., Class A	258,400	264,195
*	iDreamSky Technology Holdings, Ltd.	306,000	143,494
	IKD Co., Ltd., Class A	147,500	325,455
	IMAX China Holding, Inc.	675,400	1,590,578
*	Inke, Ltd.	38,000	12,329
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	1,912,700	693,591
*	Inner Mongolia Xingye Mining Co., Ltd., Class A	21,600	22,728
	Inner Mongolia Yitai Coal Co., Ltd., Class H	554,000	365,095
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	814,100	376,080
*	Innuovo Technology Co., Ltd., Class A	364,600	286,242
*	Inspur International, Ltd.	1,576,000	514,573
	Inspur Software Co., Ltd., Class A	10,900	20,428
	IReader Technology Co., Ltd., Class A	80,700	358,610
*	IRICO Group New Energy Co., Ltd., Class H	75,900	260,591
	Jack Sewing Machine Co., Ltd., Class A	137,400	680,382
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	187,010	227,072
	Jiajiayue Group Co., Ltd., Class A	136,899	368,300
	Jiangling Motors Corp., Ltd., Class A	152,600	563,469
	Jiangnan Group, Ltd.	14,190,000	702,236
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	1,543,008	566,054
	Jiangsu Etern Co., Ltd., Class A	132,100	70,207
	Jiangsu Expressway Co., Ltd., Class H	1,020,000	1,200,476
	Jiangsu Guotai International Group Co., Ltd., Class A	612,495	615,204
*	Jiangsu Hoperun Software Co., Ltd., Class A	272,200	401,077
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	878,520	560,487
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	192,140	309,149
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	205,607	202,084
	Jiangsu Linyang Energy Co., Ltd., Class A	710,100	719,536
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	258,500	632,598
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	74,700	117,809
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	625,009	528,022
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,256,600	740,939
	Jiangxi Bank Co., Ltd., Class H	25,500	10,669
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	131,600	377,121
	Jiangxi Wannianqing Cement Co., Ltd., Class A	102,200	209,400
	Jiangzhong Pharmaceutical Co., Ltd., Class A	196,640	335,704
	Jiayuan International Group, Ltd.	4,954,834	2,280,712

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jilin Electric Power Co., Ltd., Class A	866,200	$615,257
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	115,761	39,898
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	436,800	206,469
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	2,161,396
	Jingrui Holdings, Ltd.	2,160,000	629,343
	Jingwei Textile Machinery Co., Ltd., Class A	284,500	352,394
# *	JinkoSolar Holding Co., Ltd., ADR	168,450	6,225,912
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	722,972	765,719
*	Jinneng Science&Technology Co., Ltd., Class A	176,300	501,944
	Jinyuan EP Co., Ltd., Class A	145,600	154,539
	Jiuzhitang Co., Ltd., Class A	287,600	384,859
	Jizhong Energy Resources Co., Ltd., Class A	1,082,100	610,550
	JL Mag Rare-Earth Co., Ltd., Class A	134,671	754,158
	JNBY Design, Ltd.	892,000	1,718,848
	Jointo Energy Investment Co., Ltd. Hebei, Class A	697,596	551,449
	Joy City Property, Ltd.	19,994,000	1,234,504
#	JOYY, Inc., ADR	129,276	12,288,977
	JSTI Group, Class A	213,888	182,623
	Ju Teng International Holdings, Ltd.	4,732,000	1,268,750
	Jutal Offshore Oil Services, Ltd.	124,000	18,560
*	Kai Yuan Holdings, Ltd.	11,360,000	60,103
#	Kaisa Group Holdings, Ltd.	12,705,142	5,514,399
	Kaisa Prosperity Holdings, Ltd.	174,250	530,378
*	Kangda International Environmental Co., Ltd.	3,143,000	279,472
# *	Kasen International Holdings, Ltd.	3,137,000	366,012
*	Keda Industrial Group Co., Ltd., Class A	71,400	145,186
	Kinetic Mines and Energy, Ltd.	468,000	32,587
	Kingboard Holdings, Ltd.	2,738,421	16,171,630
	Kingboard Laminates Holdings, Ltd.	4,494,000	11,209,531
	KingClean Electric Co., Ltd., Class A	28,043	194,063
	Kingsoft Corp., Ltd.	140,000	987,789
	Konfoong Materials International Co., Ltd., Class A	65,258	406,639
	Konka Group Co., Ltd., Class A	570,684	566,406
	KPC Pharmaceuticals, Inc., Class A	259,500	373,697
	Kunlun Energy Co., Ltd.	9,590,000	10,253,939
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	167,800	228,460
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	78,245	197,730
	KWG Group Holdings, Ltd.	5,316,450	8,517,079
*	KWG Living Group Holdings, Ltd.	3,815,225	3,909,897
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	310,200	307,929
*	Launch Tech Co., Ltd., Class H	20,000	10,282
	Lee & Man Chemical Co., Ltd.	982,785	524,115
	Lee & Man Paper Manufacturing, Ltd.	5,575,000	4,847,407
	Lee’s Pharmaceutical Holdings, Ltd.	1,170,500	722,230
	Legend Holdings Corp., Class H	1,679,100	2,745,426
# *	LexinFintech Holdings, Ltd., ADR	368,542	3,350,047
	Leyard Optoelectronic Co., Ltd., Class A	530,700	585,784
	LianChuang Electronic Technology Co., Ltd., Class A	315,648	539,273
	Liaoning Port Co., Ltd., Class H	238,000	25,425
	Lier Chemical Co., Ltd., Class A	168,700	623,658
*	Lifestyle China Group, Ltd.	1,804,000	300,503
*	Lifetech Scientific Corp.	15,806,000	8,522,132
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	408,100	181,342
	Lingyuan Iron & Steel Co., Ltd., Class A	490,702	221,916
*	Link Motion, Inc., Sponsored ADR	690,534	0
	Liuzhou Iron & Steel Co., Ltd., Class A	462,000	512,824
#	Livzon Pharmaceutical Group, Inc., Class H	697,003	3,253,610
	LK Technology Holdings, Ltd.	340,000	522,786
	Loncin Motor Co., Ltd., Class A	724,300	374,340

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	Long Well International Holdings, Ltd.	15,232,000	$43,337
	Long Yuan Construction Group Co., Ltd., Class A	398,400	302,716
	Longshine Technology Group Co., Ltd., Class A	174,200	440,765
	Lonking Holdings, Ltd.	8,731,000	3,701,988
	Luolai Lifestyle Technology Co., Ltd., Class A	85,840	200,739
	Luoniushan Co., Ltd., Class A	181,128	232,008
# *	Luoyang Glass Co., Ltd., Class H	318,000	253,309
#	Luye Pharma Group, Ltd.	7,707,500	4,664,744
	LVGEM China Real Estate Investment Co., Ltd.	1,852,000	525,703
	Maanshan Iron & Steel Co., Ltd., Class H	3,692,048	1,762,086
*	Macrolink Culturaltainment Development Co., Ltd., Class A	682,438	250,477
*	Maoyan Entertainment	304,800	605,387
	Maoye International Holdings, Ltd.	3,854,000	165,428
*	Markor International Home Furnishings Co., Ltd., Class A	520,780	431,381
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	147,525	441,240
*	Meitu, Inc.	3,005,500	932,954
	Metallurgical Corp. of China, Ltd., Class H	98,000	23,025
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	1,500	27,469
	Min Xin Holdings, Ltd.	758,000	383,618
*	Mingfa Group International Co., Ltd.	6,208,000	529,222
	Minmetals Land, Ltd.	8,728,000	939,586
	Minsheng Education Group Co., Ltd.	420,000	73,748
	Minth Group, Ltd.	3,117,000	12,624,559
	Misho Ecology & Landscape Co., Ltd., Class A	137,400	91,200
*	MMG, Ltd.	10,346,999	6,684,269
	MOBI Development Co., Ltd.	1,753,000	126,193
# *	Mobvista, Inc.	741,000	848,631
	Modern Land China Co., Ltd.	5,364,800	557,876
	Momo, Inc., Sponsored ADR	511,186	7,493,987
*	Montnets Cloud Technology Group Co., Ltd., Class A	189,142	416,981
*	Myhome Real Estate Development Group Co., Ltd., Class A	1,065,200	294,305
	MYS Group Co., Ltd., Class A	215,887	120,255
# *	Nan Hai Corp., Ltd.	24,100,000	177,095
*	Nanjing Sample Technology Co., Ltd., Class H	45,500	27,413
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	224,500	354,986
*	Natural Food International Holding, Ltd.	314,000	25,809
*	Nature Home Holding Co., Ltd.	1,627,000	237,713
	NetDragon Websoft Holdings, Ltd.	995,000	2,781,421
*	New Century Healthcare Holding Co., Ltd.	35,000	4,887
*	New World Department Store China, Ltd.	1,787,462	303,493
	Newland Digital Technology Co., Ltd., Class A	251,800	541,885
	Nexteer Automotive Group, Ltd.	3,760,000	4,215,525
	Nine Dragons Paper Holdings, Ltd.	6,690,000	9,167,150
	Ningbo Huaxiang Electronic Co., Ltd., Class A	86,038	229,834
	Ningbo Orient Wires & Cables Co., Ltd., Class A	217,575	759,886
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,700	357,291
	Ningbo Yunsheng Co., Ltd., Class A	340,100	330,325
	Ningxia Jiaze New Energy Co., Ltd., Class A	574,100	300,526
# *	Niu Technologies, Sponsored ADR	149,733	5,594,025
*	Noah Holdings, Ltd., Sponsored ADR	144,548	6,367,339
	Norinco International Cooperation, Ltd., Class A	269,374	319,972
	North Huajin Chemical Industries Co., Ltd., Class A	342,500	330,078
*	Northeast Pharmaceutical Group Co., Ltd., Class A	218,903	169,125
	NSFOCUS Technologies Group Co., Ltd., Class A	167,948	392,298
# *	NVC International Holdings, Ltd.	1,770,000	44,169
	Oceanwide Holdings Co., Ltd., Class A	564,577	239,369
	ORG Technology Co., Ltd., Class A	630,320	543,351
*	Orient Group, Inc., Class A	758,900	391,433
*	Ourpalm Co., Ltd., Class A	789,500	513,465

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Overseas Chinese Town Asia Holdings, Ltd.	950,183	$199,169
#	Pacific Online, Ltd.	1,798,365	450,451
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	2,541,800	873,825
	PAX Global Technology, Ltd.	3,422,000	3,786,719
	PCI-Suntek Technology Co., Ltd., Class A	602,240	587,847
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	2,002,270	729,214
	Perennial Energy Holdings, Ltd.	1,110,000	2,189,955
# *	Phoenix Media Investment Holdings, Ltd.	6,728,000	691,566
#	Phoenix New Media, Ltd., ADR	122,670	204,859
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	712,948	725,447
	Poly Property Group Co., Ltd.	9,849,000	2,810,865
*	Pou Sheng International Holdings, Ltd.	11,778,806	2,862,413
	Powerlong Real Estate Holdings, Ltd.	5,402,000	5,678,984
	Prinx Chengshan Cayman Holding, Ltd.	27,000	32,290
#	PW Medtech Group, Ltd.	3,468,000	293,944
#	Q Technology Group Co., Ltd.	1,850,000	3,686,571
	Qingdao East Steel Tower Stock Co., Ltd., Class A	127,400	138,231
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	158,122	311,607
	Qingdao Gon Technology Co., Ltd., Class A	87,300	359,788
	Qingdao Hanhe Cable Co., Ltd., Class A	594,000	338,314
	Qingdao Port International Co., Ltd., Class H	758,000	466,154
	Qingdao Topscomm Communication, Inc., Class A	182,700	206,325
	Qingling Motors Co., Ltd., Class H	3,996,000	929,049
#	Qinhuangdao Port Co., Ltd., Class H	3,011,500	522,133
# *	Qinqin Foodstuffs Group Cayman Co., Ltd.	65,000	18,894
# *	Qudian, Inc., Sponsored ADR	96,525	197,876
	Qunxing Paper Holdings Co., Ltd.	669,913	0
	Rainbow Digital Commercial Co., Ltd., Class A	356,250	380,335
	Raisecom Technology Co., Ltd., Class A	133,429	166,483
	Rastar Group, Class A	295,400	138,889
*	Realcan Pharmaceutical Group Co., Ltd., Class A	513,200	342,976
	Red Star Macalline Group Corp., Ltd., Class H	367,120	207,384
#	Redco Properties Group, Ltd.	5,190,000	1,878,301
	Redsun Properties Group, Ltd.	506,000	169,112
	Renhe Pharmacy Co., Ltd., Class A	409,700	575,462
*	REXLot Holdings, Ltd.	98,652,252	49,531
	Richinfo Technology Co., Ltd., Class A	103,100	214,058
*	RISE Education Cayman, Ltd., ADR	8,598	29,061
	Road King Infrastructure, Ltd.	1,273,000	1,691,617
	Rongan Property Co., Ltd., Class A	916,500	389,832
#	Ronshine China Holdings, Ltd.	2,708,000	1,889,180
	Runjian Co., Ltd., Class A	50,400	180,767
*	RYB Education, Inc., ADR	1,970	5,634
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	321,008	156,981
	Sansteel Minguang Co., Ltd. Fujian, Class A	736,394	929,538
	Sanxiang Impression Co., Ltd., Class A	36,100	20,838
	Sany Heavy Equipment International Holdings Co., Ltd.	4,702,000	5,695,646
*	Saurer Intelligent Technology Co., Ltd., Class A	417,200	197,850
	Seazen Group, Ltd.	5,522,000	5,885,518
*	Secoo Holding, Ltd., ADR	64,187	157,258
	S-Enjoy Service Group Co., Ltd.	512,000	1,671,100
	SGIS Songshan Co., Ltd., Class A	836,400	643,256
	Shaan Xi Provincial Natural Gas Co., Ltd., Class A	446,990	453,429
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	586,000	500,606
#	Shandong Chenming Paper Holdings, Ltd., Class H	1,649,750	1,427,088
	Shandong Humon Smelting Co., Ltd., Class A	230,600	429,238
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	24,454	90,672
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	255,500	464,483
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	68,500	155,443

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong New Beiyang Information Technology Co., Ltd., Class A	207,300	$291,099
	Shandong Publishing & Media Co., Ltd., Class A	206,500	196,164
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,164,000	4,844,710
#	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	698,400	432,195
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	229,890	349,843
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,366,956	387,978
	Shanghai AJ Group Co., Ltd., Class A	426,800	465,654
	Shanghai AtHub Co., Ltd., Class A	63,980	303,662
	Shanghai Belling Co., Ltd., Class A	165,246	439,375
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	58,117	202,416
	Shanghai East China Computer Co., Ltd., Class A	127,939	510,281
	Shanghai Environment Group Co., Ltd., Class A	184,073	314,564
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	99,700	441,711
# *	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	238,000	316,927
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,347,000	862,143
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	16,000	167,034
	Shanghai Industrial Development Co., Ltd., Class A	447,650	324,482
	Shanghai Industrial Holdings, Ltd.	1,916,000	2,959,791
	Shanghai Industrial Urban Development Group, Ltd.	12,415,000	1,276,338
	Shanghai Jin Jiang Capital Co., Ltd., Class H	7,560,000	1,629,207
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	179,421	338,616
	Shanghai Kinetic Medical Co., Ltd., Class A	157,100	271,368
	Shanghai Maling Aquarius Co., Ltd., Class A	310,225	391,062
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	105,600	302,073
	Shanghai Moons’ Electric Co., Ltd., Class A	12,560	39,707
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,042,800	2,371,400
*	Shanghai Phichem Material Co., Ltd., Class A	215,026	489,709
	Shanghai Pudong Construction Co., Ltd., Class A	391,992	375,244
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	19,300	101,976
	Shanghai Shimao Co., Ltd., Class A	507,000	327,200
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	332,033	565,904
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	93,400	512,506
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	127,300	192,184
	Shanghai Tunnel Engineering Co., Ltd., Class A	778,950	633,612
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	127,500	275,903
*	Shanghai Wanye Enterprises Co., Ltd., Class A	190,772	422,413
	Shanghai Weaver Network Co., Ltd., Class A	3,200	41,514
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	214,800	157,741
	Shanxi Blue Flame Holding Co., Ltd., Class A	335,600	311,387
	Shanxi Coking Co., Ltd., Class A	336,398	333,528
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	308,400	277,072
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	444,664	613,820
*	Shanying International Holding Co., Ltd., Class A	1,207,015	640,382
#	Sheng Ye Capital, Ltd.	321,500	253,322
	Shengda Resources Co., Ltd., Class A	221,907	464,645
	Shenguan Holdings Group, Ltd.	1,628,000	106,593
	Shenzhen Agricultural Products Group Co., Ltd., Class A	615,280	524,024
	Shenzhen Airport Co., Ltd., Class A	609,400	801,535
	Shenzhen Aisidi Co., Ltd., Class A	254,900	303,448
	Shenzhen Anche Technologies Co., Ltd., Class A	41,100	211,632
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	272,700	130,536
	Shenzhen Center Power Tech Co., Ltd., Class A	76,600	177,385
	Shenzhen Comix Group Co., Ltd., Class A	202,801	399,910
	Shenzhen Danbond Technology Co., Ltd., Class A	177,253	109,619
	Shenzhen Das Intellitech Co., Ltd., Class A	657,611	357,280
	Shenzhen Desay Battery Technology Co., Class A	77,999	858,384
	Shenzhen Ellassay Fashion Co., Ltd., Class A	45,900	106,280
	Shenzhen Expressway Co., Ltd., Class H	3,146,400	3,257,165
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	307,384	432,667

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen FRD Science & Technology Co., Ltd.	96,700	$215,943
	Shenzhen Gongjin Electronics Co., Ltd., Class A	192,000	256,158
	Shenzhen Grandland Group Co., Ltd., Class A	272,300	107,978
	Shenzhen Heungkong Holding Co., Ltd., Class A	1,466,160	417,886
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	256,517	151,148
	Shenzhen International Holdings, Ltd.	4,642,552	7,716,883
	Shenzhen Investment Holdings, Ltd.	33,500	13,319
	Shenzhen Investment, Ltd.	17,249,720	6,311,722
	Shenzhen Jinjia Group Co., Ltd., Class A	294,200	471,905
	Shenzhen Megmeet Electrical Co., Ltd., Class A	152,428	796,619
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	965,200	506,734
	Shenzhen Noposion Agrochemicals Co., Ltd., Class A	186,200	156,226
	Shenzhen SDG Information Co., Ltd., Class A	279,020	305,427
	Shenzhen Sinovatio Technology Co., Ltd., Class A	41,707	253,652
	Shenzhen Sunline Tech Co., Ltd., Class A	172,700	473,638
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	299,700	546,129
	Shenzhen Tagen Group Co., Ltd., Class A	317,710	303,339
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	256,400	250,081
	Shenzhen World Union Group, Inc., Class A	613,800	555,949
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	318,768	271,527
	Shenzhen Yinghe Technology Co., Ltd., Class A	127,800	332,144
*	Shenzhen Yitoa Intelligent Control Co., Ltd., Class A	337,300	377,995
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	213,200	287,454
	Shenzhen Zhenye Group Co., Ltd., Class A	410,400	341,433
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,098,800	782,539
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	362,300	317,439
	Shinva Medical Instrument Co., Ltd., Class A	138,680	356,158
#	Shoucheng Holdings, Ltd.	8,195,600	1,865,099
	Shougang Fushan Resources Group, Ltd.	10,679,128	2,788,632
*	Shouhang High-Tech Energy Co., Ltd., Class A	719,800	237,431
	Shui On Land, Ltd.	16,384,143	2,695,837
*	Siasun Robot & Automation Co., Ltd., Class A	131,900	196,406
	Sichuan Expressway Co., Ltd., Class H	4,548,000	1,076,514
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	2,341,760	603,782
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	103,000	259,510
	Sichuan Languang Development Co., Ltd., Class A	988,771	593,374
	Sichuan Shuangma Cement Co., Ltd., Class A	187,737	372,558
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	90,600	208,993
	Sihuan Pharmaceutical Holdings Group, Ltd.	15,418,000	6,153,278
*	Silver Grant International Holdings Group, Ltd.	6,746,000	564,388
	Sino Wealth Electronic, Ltd., Class A	93,682	715,661
	Sinocare, Inc., Class A	8,600	49,383
	Sinochem International Corp., Class A	391,600	336,969
	Sinofert Holdings, Ltd.	9,585,327	1,245,849
*	Sino-I Technology, Ltd.	3,950,000	26,811
*	Sinolink Worldwide Holdings, Ltd.	15,827,440	599,035
	Sinoma International Engineering Co., Class A	296,600	389,636
	Sinomach Automobile Co., Ltd., Class A	342,600	268,356
	Sino-Ocean Group Holding, Ltd.	13,717,000	3,047,234
	Sinopec Engineering Group Co., Ltd., Class H	6,440,000	3,975,319
	Sinopec Kantons Holdings, Ltd.	4,512,000	1,732,078
# *	Sinopec Oilfield Service Corp., Class H	4,308,000	381,537
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	6,550,000	1,619,260
	Sinopharm Group Co., Ltd., Class H	3,232,000	9,968,609
*	Sinosoft Technology Group, Ltd.	2,214,599	514,442
	Sinosteel Engineering & Technology Co., Ltd., Class A	507,700	817,667
	Sinotrans, Ltd., Class H	8,654,000	3,950,412
	Sinotruk Hong Kong, Ltd.	1,864,500	4,581,281
	Skyfame Realty Holdings, Ltd.	15,452,000	1,946,641

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Skyworth Digital Co., Ltd., Class A	395,946	$497,248
*	Skyworth Group, Ltd.	6,550,266	2,140,276
*	Sogou, Inc., ADR	51,996	439,366
*	SOHO China, Ltd.	15,376,500	4,639,076
*	Sohu.com, Ltd., ADR	62,319	1,175,960
*	Solargiga Energy Holdings, Ltd.	216,000	11,084
*	Sou Yu Te Group Co., Ltd., Class A	1,059,193	267,888
*	South Manganese Investment, Ltd.	996,000	68,957
# *	Sparkle Roll Group, Ltd.	7,624,000	238,701
*	SPT Energy Group, Inc.	488,000	18,379
#	SSY Group, Ltd.	6,673,152	4,095,286
*	Starrise Media Holdings, Ltd.	1,618,000	30,355
*	Strait Innovation Internet Co., Ltd., Class A	147,000	116,471
	Suchuang Gas Corp., Ltd.	608,000	159,395
#	Sun King Technology Group, Ltd.	3,912,000	1,253,476
	Sun-Create Electronics Co., Ltd., Class A	50,300	321,979
	Sunflower Pharmaceutical Group Co., Ltd., Class A	193,200	477,303
	Sunfly Intelligent Technology Co., Ltd., Class A	101,700	151,494
	Suning Universal Co., Ltd., Class A	220,400	232,299
	Sunresin New Materials Co., Ltd., Class A	77,942	574,522
#	Sunshine 100 China Holdings, Ltd.	940,000	147,282
	Sunward Intelligent Equipment Co., Ltd., Class A	166,950	213,497
	Sunwave Communications Co., Ltd., Class A	190,000	155,462
*	Suzhou Anjie Technology Co., Ltd., Class A	238,099	523,841
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	362,797	188,934
	Suzhou Keda Technology Co., Ltd., Class A	109,368	117,243
	Suzhou Secote Precision Electronic Co., Ltd., Class A	47,200	155,325
	Suzhou TFC Optical Communication Co., Ltd., Class A	80,500	529,047
	Symphony Holdings, Ltd.	7,930,000	857,617
	T&S Communications Co., Ltd., Class A	66,437	151,980
	Taiji Computer Corp., Ltd., Class A	168,856	531,142
	Tang Palace China Holdings, Ltd.	440,000	53,865
	TangShan Port Group Co., Ltd., Class A	1,557,011	639,338
*	Taung Gold International, Ltd.	60,770,000	242,399
	TCL Electronics Holdings, Ltd.	3,397,347	2,507,986
	Ten Pao Group Holdings, Ltd.	524,000	139,131
#	Tenfu Cayman Holdings Co., Ltd.	289,000	202,694
	Tian An China Investment Co., Ltd.	1,719,000	1,019,396
	Tian Di Science & Technology Co., Ltd., Class A	1,093,400	614,241
*	Tian Ge Interactive Holdings, Ltd.	2,454,000	407,037
*	Tian Shan Development Holding, Ltd.	1,874,000	500,092
	Tiangong International Co., Ltd.	4,204,000	2,614,070
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	1,864,000	684,183
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	956,200	644,943
	Tianjin Development Holdings, Ltd.	2,298,000	490,634
	Tianjin Guangyu Development Co., Ltd., Class A	493,294	413,136
	Tianjin Port Development Holdings, Ltd.	12,226,800	990,031
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	19,900	74,231
	Tianli Education International Holdings, Ltd.	2,127,000	1,761,735
#	Tianneng Power International, Ltd.	3,016,048	5,530,125
	Tianyun International Holdings, Ltd.	1,794,000	379,104
	Tibet Summit Resources Co., Ltd., Class A	294,000	567,352
	Tibet Tianlu Co., Ltd., Class A	122,100	133,111
# *	Tibet Water Resources, Ltd.	9,348,000	926,069
*	Time Watch Investments, Ltd.	1,286,000	128,970
	Titan Wind Energy Suzhou Co., Ltd., Class A	227,900	299,558
	Tomson Group, Ltd.	2,773,054	703,278
	Tong Ren Tang Technologies Co., Ltd., Class H	2,701,000	2,134,392
*	Tongcheng-Elong Holdings, Ltd.	1,569,600	3,926,512

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongda Group Holdings, Ltd.	20,040,000	$1,466,793
*	Tongdao Liepin Group	9,400	31,621
*	Tongding Interconnection Information Co., Ltd., Class A	324,800	187,548
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	170,100	120,789
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	153,500	86,368
	Tongyu Heavy Industry Co., Ltd., Class A	297,953	137,777
#	Top Spring International Holdings, Ltd.	1,539,500	265,828
	Towngas China Co., Ltd.	4,733,735	2,329,323
	TravelSky Technology, Ltd., Class H	2,122,000	4,642,796
#*	Trigiant Group, Ltd.	4,284,000	412,315
	Trony Solar Holdings Co., Ltd.	1,757,000	0
*	Truly International Holdings, Ltd.	6,045,573	993,698
	Tsaker Chemical Group, Ltd.	1,314,500	200,814
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	970,900	284,677
#*	Tuniu Corp., Sponsored ADR	148,809	416,665
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	360,500	318,818
	Unilumin Group Co., Ltd., Class A	335,700	418,249
	Uni-President China Holdings, Ltd.	5,523,000	6,709,146
# *	United Energy Group, Ltd.	34,254,900	6,755,197
*	V1 Group, Ltd.	10,687,579	894,100
	Valiant Co., Ltd., Class A	110,151	264,020
	Vats Liquor Chain Store Management JSC, Ltd., Class A	75,700	435,033
	Vatti Corp., Ltd., Class A	376,947	421,681
*	VCredit Holdings, Ltd.	97,000	60,039
	Victory Giant Technology Huizhou Co., Ltd., Class A	227,600	815,968
#	Vinda International Holdings, Ltd.	1,352,000	4,806,145
	Virscend Education Co., Ltd.	8,000	1,622
	Visual China Group Co., Ltd., Class A	68,400	140,411
	Wangneng Environment Co., Ltd., Class A	94,545	265,238
	Wangsu Science & Technology Co., Ltd., Class A	594,400	508,971
	Wanxiang Qianchao Co., Ltd., Class A	1,183,762	902,596
	Wasion Holdings, Ltd.	2,866,000	949,067
	Wasu Media Holding Co., Ltd., Class A	357,024	424,021
	Weiqiao Textile Co., Class H	1,986,000	530,845
	Wellhope Foods Co., Ltd., Class A	362,080	615,572
	West China Cement, Ltd.	10,280,000	1,823,783
	Western Region Gold Co., Ltd., Class A	204,600	394,965
	Westone Information Industry, Inc., Class A	142,800	374,528
	Wharf Holdings, Ltd. (The)	2,285,000	6,930,818
	Wisdom Education International Holdings Co., Ltd.	3,004,000	1,516,468
	Wison Engineering Services Co., Ltd.	1,334,000	74,335
	Wolong Electric Group Co., Ltd., Class A	354,572	581,657
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	231,500	253,261
	Wuhan Department Store Group Co., Ltd., Class A	234,382	411,065
	Wuhan Jingce Electronic Group Co., Ltd., Class A	72,094	626,905
*	Wuhan P&S Information Technology Co., Ltd., Class A	405,100	234,743
*	Wutong Holding Group Co., Ltd., Class A	433,200	212,546
	XGD, Inc., Class A	155,100	281,789
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,742,500	2,715,188
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	182,400	471,907
	Xiamen International Airport Co., Ltd., Class A	20,400	54,689
	Xiamen International Port Co., Ltd., Class H	4,430,000	625,131
	Xiamen ITG Group Corp., Ltd., Class A	489,000	518,503
	Xiamen Meiya Pico Information Co., Ltd., Class A	235,566	606,871
	Xiamen Xiangyu Co., Ltd., Class A	569,400	570,605
	Xiandai Investment Co., Ltd., Class A	421,994	275,500
	Xilinmen Furniture Co., Ltd., Class A	121,000	558,180
	Xingda International Holdings, Ltd.	6,025,338	1,595,724

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xingfa Aluminium Holdings, Ltd.	481,000	$577,496
*	Xingyuan Environment Technology Co., Ltd., Class A	318,700	141,664
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,130,103	1,512,083
	Xinjiang Communications Construction Group Co., Ltd., Class A	60,700	100,336
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	631,800	1,040,999
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	133,700	57,894
	Xinjiang Tianshan Cement Co., Ltd., Class A	354,200	797,324
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	71,824	239,850
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,045,700	652,067
	Xinyu Iron & Steel Co., Ltd., Class A	382,000	386,109
	Xinyuan Real Estate Co., Ltd., ADR	229,646	583,301
#	Xtep International Holdings, Ltd.	5,646,259	4,924,631
	Xuji Electric Co., Ltd., Class A	321,700	670,269
# *	Xunlei, Ltd., ADR	206,625	1,097,179
	Yadea Group Holdings, Ltd.	4,366,000	9,558,282
	YaGuang Technology Group Co., Ltd., Class A	278,300	334,569
*	Yanchang Petroleum International, Ltd.	12,940,000	147,367
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	173,113	550,901
	YanTai Shuangta Food Co., Ltd., Class A	319,000	641,674
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	156,934	407,736
	Yanzhou Coal Mining Co., Ltd., Class H	3,968,000	4,727,481
*	Yashili International Holdings, Ltd.	5,168,000	478,867
	YGSOFT, Inc., Class A	422,638	540,633
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,244,400	1,153,338
*	Yida China Holdings, Ltd.	1,148,000	320,098
	Yijiahe Technology Co., Ltd., Class A	46,340	654,533
	Yipinhong Pharmaceutical Co., Ltd., Class A	97,380	417,434
	Yip’s Chemical Holdings, Ltd.	1,386,000	789,115
*	Yiren Digital, Ltd., Sponsored ADR	220,957	850,684
*	Yixin Group, Ltd.	403,500	138,501
	Yotrio Group Co., Ltd., Class A	677,800	366,111
	Youzu Interactive Co., Ltd., Class A	314,800	748,990
	Yuexiu Property Co., Ltd.	29,792,284	6,887,482
	Yuexiu Transport Infrastructure, Ltd.	4,436,018	2,724,784
	Yusys Technologies Co., Ltd., Class A	4,700	21,094
	Yuzhou Group Holdings Co., Ltd.	8,962,956	2,487,289
	ZBOM Home Collection Co., Ltd., Class A	71,849	531,229
	Zhaojin Mining Industry Co., Ltd., Class H	3,768,500	3,413,661
	Zhejiang Communications Technology Co., Ltd.	463,200	390,249
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	612,900	415,002
	Zhejiang Crystal-Optech Co., Ltd., Class A	398,626	730,909
	Zhejiang Expressway Co., Ltd., Class H	6,240,000	5,424,137
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	222,400	463,460
#	Zhejiang Glass Co., Ltd.	445,000	0
	Zhejiang Hailiang Co., Ltd., Class A	62,281	104,349
	Zhejiang Hangmin Co., Ltd., Class A	354,400	298,582
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	430,830	718,958
	Zhejiang Huace Film & TV Co., Ltd., Class A	502,700	488,810
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	287,800	402,288
	Zhejiang Jianfeng Group Co., Ltd., Class A	24,600	46,328
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	147,829	673,681
*	Zhejiang Jingu Co., Ltd., Class A	346,600	355,273
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	239,800	399,247
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	983,168	484,723
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	377,100	800,320
	Zhejiang Medicine Co., Ltd., Class A	338,800	850,979
	Zhejiang Meida Industrial Co., Ltd., Class A	223,540	756,695
*	Zhejiang Narada Power Source Co., Ltd., Class A	172,700	282,898
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	306,120	263,555

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Runtu Co., Ltd., Class A	306,134	$450,348
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	46,781	521,957
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	819,420	697,420
	Zhejiang Wanliyang Co., Ltd., Class A	227,770	278,488
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	222,600	507,468
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	284,773	544,284
	Zhejiang Yankon Group Co., Ltd., Class A	95,500	60,723
	Zhejiang Yasha Decoration Co., Ltd., Class A	389,600	449,447
*	Zhejiang Yongtai Technology Co., Ltd., Class A	197,869	288,901
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,125,600	1,364,910
	Zhenro Properties Group, Ltd.	2,240,000	1,511,004
	Zhong An Group, Ltd.	13,063,800	661,956
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	296,300	228,395
	Zhongshan Public Utilities Group Co., Ltd., Class A	485,800	619,776
	Zhongyu Gas Holdings, Ltd.	1,899,306	1,656,384
#	Zhou Hei Ya International Holdings Co., Ltd.	2,703,500	3,303,830
# *	Zhuguang Holdings Group Co., Ltd.	6,908,000	1,976,956
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	172,200	208,443
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,775,000	7,047,301
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	356,587	529,102
*	ZJBC Information Technology Co., Ltd., Class A	201,160	186,245

TOTAL CHINA			1,245,215,032

COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	203,191
	Celsia SA ESP	2,125,125	2,440,326
	Cementos Argos SA	1,167,347	1,595,524
*	CEMEX Latam Holdings SA	765,979	795,917
*	Constructora Conconcreto SA	323,906	33,657
*	Corp. Financiera Colombiana SA	289,336	2,468,372
	Grupo Argos SA	4,000	11,286
	Grupo Nutresa SA	98,043	561,618
	Interconexion Electrica SA ESP	4,396	25,041
	Mineros SA	223,012	245,394
	Promigas SA ESP	10,240	20,244

TOTAL COLOMBIA			8,400,570

GREECE — (0.3%)
*	Aegean Airlines SA	112,373	720,413
	Athens Water Supply & Sewage Co. SA	102,231	1,043,787
	Autohellas Tourist and Trading SA	60,466	511,717
	Bank of Greece	115,124	2,115,288
*	Ellaktor SA	311,082	504,268
*	Fourlis Holdings SA	151,041	836,337
*	GEK Terna Holding Real Estate Construction SA	282,747	3,412,775
	Hellenic Exchanges—Athens Stock Exchange SA	212,243	1,047,619
	Holding Co. ADMIE IPTO SA	297,838	964,015
*	Intracom Holdings SA	75,007	127,935
*	LAMDA Development SA	141,364	1,270,959
	Mytilineos SA	103,880	1,930,016
*	Piraeus Financial Holdings SA	34,574	90,043
	Piraeus Port Authority SA	29,114	722,332
	Sarantis SA	146,749	1,582,347
	Terna Energy SA	82,981	1,242,493
	Thessaloniki Port Authority SA	344	11,705

TOTAL GREECE			18,134,049

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HONG KONG — (0.2%)
	Anxin-China Holdings, Ltd.	16,347,000	$0
#	Atlas Corp.	377,189	5,197,664
#	China Huiyuan Juice Group, Ltd.	4,034,500	182,099
#	DBA Telecommunication (Asia) Holdings, Ltd.	876,000	42,922
	Fiber Optic Center, Inc.	9,639,999	65,154
#	Fuguiniao Co., Ltd.	1,930,000	180,757
*	GR Properties, Ltd.	796,000	130,927
#	Harmonicare Medical Holdings Ltd.	2,321,000	457,163
	Hosa International, Inc.	3,700,000	25,912
	Hua Han Health Industry Holdings, Ltd.	20,183,698	779,519
	Karce International Holdings Open	1,336,000	0
	My Medicare	6,950,000	38,563
	Real Gold Mining, Ltd.	300,500	10,174
	SMI Culture & Travel Group Holdings, Ltd.	6,033,814	72,862
	Tech-Pro, Inc.	43,862,000	72,278
#	Tenwow International Holdings, Ltd.	4,023,000	73,802
	Texhong Textile Group, Ltd.	1,036,500	1,569,513
	Untrade Youyuan Holdings	2,698,070	0

TOTAL HONG KONG			8,899,309

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	1,558,005	2,156,757
# *	Opus Global Nyrt	302,678	251,972
	Richter Gedeon Nyrt	71,886	2,055,981

TOTAL HUNGARY			4,464,710

INDIA — (14.3%)
*	3M India, Ltd.	688	236,144
	Aarti Drugs, Ltd.	111,466	1,066,735
	Aarti Industries, Ltd.	296,566	6,397,072
	ABB India, Ltd.	1,078	20,192
	Abbott India, Ltd.	15,291	3,125,941
	ACC, Ltd.	42,618	1,078,950
	Accelya Solutions India, Ltd.	3,300	40,789
	Adani Enterprises, Ltd.	563,980	8,707,310
*	Adani Green Energy, Ltd.	685,013	9,456,338
*	Adani Power, Ltd.	2,993,477	3,819,220
	Adani Total Gas, Ltd.	50,749	786,044
*	Adani Transmissions, Ltd.	280,708	3,958,426
*	Aditya Birla Capital, Ltd.	939,391	1,450,653
*	Aditya Birla Fashion and Retail, Ltd.	61,935	145,831
	Advanced Enzyme Technologies, Ltd.	180,273	975,000
	Aegis Logistics, Ltd.	508,694	2,087,657
	Agro Tech Foods, Ltd.	55,878	634,870
*	Ahluwalia Contracts India, Ltd.	24,323	93,450
	AIA Engineering, Ltd.	204,188	5,149,583
	Ajanta Pharma, Ltd.	123,814	3,062,094
	Akzo Nobel India, Ltd.	51,509	1,566,280
	Alembic Pharmaceuticals, Ltd.	262,516	3,497,574
	Alembic, Ltd.	379,744	563,120
	Alkem Laboratories, Ltd.	7,618	283,200
	Alkyl Amines Chemicals	24,885	2,841,572
	Allcargo Logistics, Ltd.	227,668	382,419
	Amara Raja Batteries, Ltd.	170,639	1,859,533
	Amber Enterprises India, Ltd.	9,759	408,158
	Amrutanjan Health Care, Ltd.	10,247	88,055
*	Amtek Auto, Ltd.	217,501	1,514
*	Anant Raj Global, Ltd.	106,825	40,534

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	APL Apollo Tubes, Ltd.	157,045	$2,744,640
	Apollo Hospitals Enterprise, Ltd.	248,277	10,719,151
	Apollo Tyres, Ltd.	1,292,553	3,767,508
*	Arvind Fashions, Ltd.	220,686	388,962
*	Arvind Fashions, Ltd.	38,429	34,734
*	Arvind, Ltd.	521,810	461,615
	Asahi India Glass, Ltd.	421,816	1,676,079
	Ashiana Housing, Ltd.	41,417	68,901
	Ashok Leyland, Ltd.	4,777,564	7,228,811
*	Ashoka Buildcon, Ltd.	369,747	410,083
*	Aster DM Healthcare, Ltd.	23,797	46,200
	Astral Poly Technik, Ltd.	238,242	5,089,620
	AstraZeneca Pharma India, Ltd.	20,891	1,101,906
	Atul, Ltd.	66,076	7,196,982
*	AU Small Finance Bank, Ltd.	111,929	1,510,902
	Automotive Axles, Ltd.	22,283	298,304
	Avanti Feeds, Ltd.	176,442	1,153,358
	Bajaj Consumer Care, Ltd.	378,483	1,430,497
*	Bajaj Electricals, Ltd.	147,844	2,286,498
	Bajaj Holdings & Investment, Ltd.	73,321	3,379,510
	Balaji Amines, Ltd.	54,614	1,912,539
	Balkrishna Industries, Ltd.	369,666	8,776,873
	Balmer Lawrie & Co., Ltd.	303,460	524,481
	Balrampur Chini Mills, Ltd.	576,524	2,148,926
*	Bank of Maharashtra	986,206	320,248
	Bannari Amman Sugars, Ltd.	12,765	298,136
	BASF India, Ltd.	53,569	1,595,351
	Bata India, Ltd.	151,365	2,779,474
	Bayer CropScience, Ltd.	8,516	619,032
	BEML, Ltd.	44,668	699,216
*	BF Utilities, Ltd.	80,239	302,474
	Bhansali Engineering Polymers, Ltd.	217,589	465,983
	Bharat Dyanamics, Ltd.	18,219	82,646
	Bharat Electronics, Ltd.	1,795,899	3,188,280
	Bharat Forge, Ltd.	702,257	5,771,508
*	Bharat Heavy Electricals, Ltd.	3,799,586	2,460,067
	Bharat Rasayan, Ltd.	2,819	460,339
	Birla Corp., Ltd.	96,625	1,203,575
	Birlasoft, Ltd.	680,014	2,249,891
	Bliss Gvs Pharma, Ltd.	170,153	233,319
*	Blue Dart Express, Ltd.	26,299	1,865,705
	Blue Star, Ltd.	67,002	763,603
*	Bodal Chemicals, Ltd.	82,131	106,655
*	Borosil Renewables, Ltd.	92,973	292,312
*	Borosil, Ltd.	2,472	6,544
	Brigade Enterprises, Ltd.	267,513	905,343
	BSE, Ltd.	74,598	603,316
*	Camlin Fine Sciences, Ltd.	13,806	28,685
	Can Fin Homes, Ltd.	177,846	1,401,421
*	Canara Bank	960,129	1,786,576
*	Capacit’e Infraprojects, Ltd.	15,657	39,853
	Caplin Point Laboratories, Ltd.	94,439	628,399
	Carborundum Universal, Ltd.	256,110	1,883,710
	Care Ratings, Ltd.	33,116	221,995
	Castrol India, Ltd.	540,366	912,471
	CCL Products India, Ltd.	318,730	1,159,508
	Ceat, Ltd.	96,456	1,796,613
	Central Depository Services India, Ltd.	209,455	2,286,188
*	Century Plyboards India, Ltd.	288,551	1,362,876

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Century Textiles & Industries, Ltd.	129,847	$856,871
*	Cera Sanitaryware, Ltd.	26,090	1,360,936
	CESC, Ltd.	276,443	2,262,698
*	CG Power and Industrial Solutions, Ltd.	288,948	270,743
	Chambal Fertilizers & Chemicals, Ltd.	574,017	1,660,911
*	Chennai Petroleum Corp., Ltd.	216,468	320,780
	Chennai Super Kings Cricket, Ltd.	1,658,632	9,447
	Cholamandalam Financial Holdings, Ltd.	446,773	3,429,372
	Cholamandalam Investment and Finance Co., Ltd.	288,927	2,218,497
	City Union Bank, Ltd.	1,513,576	3,382,622
	Cochin Shipyard, Ltd.	43,308	212,930
*	Coffee Day Enterprises, Ltd.	170,282	86,552
	Coforge, Ltd.	102,611	3,963,240
	Container Corp. Of India, Ltd.	290,852	2,309,634
	Coromandel International, Ltd.	448,963	4,485,930
*	CreditAccess Grameen, Ltd.	19,899	160,050
	CRISIL, Ltd.	92,054	2,304,510
	Crompton Greaves Consumer Electricals, Ltd.	2,149,088	11,145,369
	Cummins India, Ltd.	296,857	3,346,773
	Cyient, Ltd.	274,228	2,720,545
*	Dalmia Bharat, Ltd.	249,218	5,058,144
*	DB Corp., Ltd.	23,065	25,241
*	DCB Bank, Ltd.	742,239	908,460
	DCM Shriram, Ltd.	198,641	1,878,910
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	654,959
	Deepak Nitrite, Ltd.	174,205	4,385,116
	Delta Corp., Ltd.	589,721	1,190,526
	Dhampur Sugar Mills, Ltd.	121,578	371,262
	Dhani Services, Ltd.	898,257	2,156,323
	Dhani Services, Ltd.	152,225	169,000
*	Dhanuka Agritech, Ltd.	50,845	525,264
	Dilip Buildcon, Ltd.	163,240	1,193,427
*	Dish TV India, Ltd.	3,152,898	394,733
*	Dishman Carbogen Amcis, Ltd.	294,831	628,894
	Dixon Technologies India, Ltd.	85,119	4,798,848
	Dr Lal PathLabs, Ltd.	124,715	4,932,077
*	DRC Systems India, Ltd.	2,155	7,638
	eClerx Services, Ltd.	73,711	1,228,171
	Edelweiss Financial Services, Ltd.	1,553,368	1,222,477
*	EID Parry India, Ltd.	350,991	1,633,914
*	EIH, Ltd.	714,321	833,198
	Elgi Equipments, Ltd.	626,106	1,805,353
	Emami, Ltd.	349,611	2,311,616
	Endurance Technologies, Ltd.	48,653	864,292
	Engineers India, Ltd.	716,970	701,744
	EPL, Ltd.	160,818	485,958
	Eris Lifesciences, Ltd.	83,281	679,608
	Escorts, Ltd.	260,123	3,931,528
*	Eveready Industries India, Ltd.	26,533	105,273
	Excel Industries, Ltd.	3,403	40,409
	Exide Industries, Ltd.	1,080,287	2,586,698
	FDC, Ltd.	279,651	1,145,574
*	Federal Bank, Ltd.	6,169,199	6,648,366
	Fine Organic Industries, Ltd.	658	25,449
	Finolex Cables, Ltd.	447,423	2,182,746
	Finolex Industries, Ltd.	1,159,420	2,358,710
	Firstsource Solutions, Ltd.	1,207,770	1,836,285
	Force Motors, Ltd.	4,465	66,827
*	Fortis Healthcare, Ltd.	1,995,789	5,672,641

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Future Lifestyle Fashions, Ltd.	116,022	$92,426
	Gabriel India, Ltd.	292,409	417,908
	Galaxy Surfactants, Ltd.	6,246	246,072
	Garware Technical Fibres, Ltd.	45,251	1,597,726
	Gateway Distriparks, Ltd.	259,368	710,949
	GE Power India, Ltd.	3,345	11,704
*	GE T&D India, Ltd.	196,502	304,255
*	General Insurance Corp. of India	11,497	31,752
	GHCL, Ltd.	168,820	535,834
	Gillette India, Ltd.	16,462	1,219,952
	GlaxoSmithKline Pharmaceuticals, Ltd.	18,408	363,169
	Glenmark Pharmaceuticals, Ltd.	579,828	4,511,838
	GMM Pfaudler, Ltd.	2,654	148,544
	Godfrey Phillips India, Ltd.	62,377	725,870
	Godrej Agrovet, Ltd.	9,864	66,485
*	Godrej Industries, Ltd.	389,586	2,676,452
*	Godrej Properties, Ltd.	88,668	1,629,244
	Granules India, Ltd.	751,239	3,381,003
	Graphite India, Ltd.	52,686	516,418
	Great Eastern Shipping Co., Ltd. (The)	307,104	1,303,697
*	Greaves Cotton, Ltd.	339,261	661,775
	Greenply Industries, Ltd.	57,080	153,830
	Grindwell Norton, Ltd.	105,759	1,300,209
	Gujarat Alkalies & Chemicals, Ltd.	126,178	700,714
	Gujarat Ambuja Exports, Ltd.	382,496	773,868
*	Gujarat Fluorochemicals, Ltd.	199,797	2,144,617
	Gujarat Gas, Ltd.	841,948	6,030,601
	Gujarat Industries Power Co., Ltd.	151,680	154,903
	Gujarat Mineral Development Corp., Ltd.	59,310	46,646
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	218,381	1,060,679
	Gujarat Pipavav Port, Ltd.	1,156,346	1,432,938
	Gujarat State Fertilizers & Chemicals, Ltd.	444,767	564,217
	Gujarat State Petronet, Ltd.	776,471	2,828,395
	Gulf Oil Lubricants India, Ltd.	71,440	684,827
	Hatsun Agro Products, Ltd.	100,180	1,075,890
*	HEG, Ltd.	11,644	357,794
	HeidelbergCement India, Ltd.	277,246	885,533
*	Hemisphere Properties India, Ltd.	216,014	380,906
	Heritage Foods, Ltd.	51,381	252,178
	Hester Biosciences, Ltd.	11,114	332,858
*	HFCL, Ltd.	2,327,451	866,923
	Hikal, Ltd.	227,464	814,872
	HIL, Ltd.	14,674	709,908
	Himadri Speciality Chemical, Ltd.	539,750	322,798
	Himatsingka Seide, Ltd.	13,953	29,375
	Hinduja Global Solutions, Ltd.	41,244	949,833
	Hindustan Aeronautics, Ltd.	8,128	104,656
*	Hindustan Construction Co., Ltd.	1,606,341	166,686
*	Hindustan Oil Exploration Co., Ltd.	233,218	319,749
	Hindustan Petroleum Corp., Ltd.	64,482	203,791
	Honda India Power Products, Ltd.	13,042	175,768
	Honeywell Automation India, Ltd.	8,138	4,755,711
	Huhtamaki India, Ltd.	107,298	396,152
	ICICI Securities, Ltd.	136,551	837,478
	ICRA, Ltd.	3,234	144,883
*	IDFC First Bank, Ltd.	10,469,070	7,720,026
*	IDFC, Ltd.	4,912,013	3,492,730
*	IFB Industries, Ltd.	45,024	594,395
*	IFCI, Ltd.	3,528,611	519,699

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	IIFL Finance, Ltd.	767,319	$2,769,152
	IIFL Securities, Ltd.	77,885	54,829
	IIFL Wealth Management, Ltd.	195,299	2,999,040
	India Cements, Ltd. (The)	811,465	1,787,897
	India Glycols, Ltd.	52,227	331,454
*	Indiabulls Housing Finance, Ltd.	1,174,069	2,862,042
*	Indiabulls Real Estate, Ltd.	1,060,107	1,101,755
	IndiaMart InterMesh, Ltd.	8,434	903,696
*	Indian Bank	562,008	831,547
	Indian Energy Exchange, Ltd.	112,960	563,850
	Indian Hotels Co., Ltd. (The)	2,528,672	3,785,115
	Indian Hume Pipe Co., Ltd. (The)	35,244	81,303
*	Indian Overseas Bank	3,261,175	688,526
	Indo Count Industries, Ltd.	118,915	208,437
	Indoco Remedies, Ltd.	134,785	598,312
	Indraprastha Gas, Ltd.	48,406	331,932
*	INEOS Styrolution India, Ltd.	22,002	331,216
*	Infibeam Avenues, Ltd.	1,775,322	938,175
*	Inox Leisure, Ltd.	233,508	851,836
*	Intellect Design Arena, Ltd.	336,954	3,094,069
	IOL Chemicals and Pharmaceuticals, Ltd.	18,557	148,147
	Ipca Laboratories, Ltd.	289,822	8,246,725
	IRB Infrastructure Developers, Ltd.	789,121	1,110,106
	IRCON International, Ltd.	94,785	114,433
	ITD Cementation India, Ltd.	280,853	271,822
*	ITI, Ltd.	77,824	112,996
	J Kumar Infraprojects, Ltd.	45,943	113,771
*	Jagran Prakashan, Ltd.	360,532	261,211
	Jai Corp., Ltd.	222,461	257,258
*	Jaiprakash Power Ventures, Ltd.	11,818,992	495,359
*	Jammu & Kashmir Bank, Ltd. (The)	46,539	14,937
	Jamna Auto Industries, Ltd.	596,709	551,850
	JB Chemicals & Pharmaceuticals, Ltd.	162,419	3,053,666
	Jindal Poly Films, Ltd.	86,195	843,791
	Jindal Saw, Ltd.	598,771	682,775
*	Jindal Stainless Hisar, Ltd.	336,993	737,745
*	Jindal Stainless, Ltd.	553,776	670,430
*	Jindal Steel & Power, Ltd.	1,840,235	10,889,193
*	JK Cement, Ltd.	142,489	5,413,338
	JK Lakshmi Cement, Ltd.	154,054	837,054
	JK Paper, Ltd.	322,548	602,038
	JK Tyre & Industries, Ltd.	377,147	619,751
	JM Financial, Ltd.	1,500,361	1,622,075
	JMC Projects India, Ltd.	188,297	209,465
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	44,055	1,393,031
	JSW Energy, Ltd.	1,513,662	2,241,476
	JTEKT India, Ltd.	143,939	161,632
	Jubilant Foodworks, Ltd.	272,301	10,616,434
*	Jubilant Ingrevia, Ltd.	471,668	2,642,576
	Jubilant Pharmova, Ltd.	390,003	4,182,242
*	Just Dial, Ltd.	189,069	2,232,224
	Jyothy Labs, Ltd.	475,110	937,557
	Kajaria Ceramics, Ltd.	370,632	4,596,787
	Kalpataru Power Transmission, Ltd.	229,449	1,130,338
	Kalyani Steels, Ltd.	73,704	366,276
	Kansai Nerolac Paints, Ltd.	99,858	743,708
*	Karnataka Bank, Ltd. (The)	572,132	473,715
*	Karur Vysya Bank, Ltd. (The)	1,677,921	1,184,680
	Kaveri Seed Co., Ltd.	124,084	1,012,611

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	KEC International, Ltd.	353,455	$1,913,843
	KEI Industries, Ltd.	231,216	1,628,625
	Kiri Industries, Ltd.	64,078	385,349
	Kirloskar Ferrous Industries, Ltd.	7,571	21,621
	Kirloskar Oil Engines, Ltd.	233,424	547,011
	KNR Constructions, Ltd.	362,592	976,817
	KPIT Technologies, Ltd.	708,977	1,874,766
	KPR Mill, Ltd.	105,973	1,968,660
	KRBL, Ltd.	243,470	606,178
	KSB, Ltd.	40,851	482,070
	L&T Finance Holdings, Ltd.	2,934,194	3,438,839
	L&T Technology Services, Ltd.	24,414	898,357
*	LA Opala RG, Ltd.	131,747	386,755
	Lakshmi Machine Works, Ltd.	14,630	1,228,085
	Laurus Labs, Ltd.	837,166	5,120,166
	LG Balakrishnan & Bros, Ltd.	46,615	191,647
	LIC Housing Finance, Ltd.	965,081	5,254,489
	Linde India, Ltd.	102,514	2,543,791
	LT Foods, Ltd.	595,309	581,461
	Lumax Industries, Ltd.	1,862	38,070
	LUX Industries, Ltd.	30,992	802,603
*	Magma Fincorp, Ltd.	49,866	79,778
	Mahanagar Gas, Ltd.	195,326	2,961,492
	Maharashtra Scooters, Ltd.	8,849	431,118
	Maharashtra Seamless, Ltd.	112,868	437,731
*	Mahindra & Mahindra Financial Services, Ltd.	1,801,604	3,913,912
*	Mahindra CIE Automotive, Ltd.	434,548	995,286
*	Mahindra Holidays & Resorts India, Ltd.	211,575	603,651
*	Mahindra Lifespace Developers, Ltd.	111,814	753,136
	Mahindra Logistics, Ltd.	13,323	96,980
	Maithan Alloys, Ltd.	3,803	40,415
	Manappuram Finance, Ltd.	1,034,392	2,071,776
*	Mangalore Refinery & Petrochemicals, Ltd.	806,347	468,723
	Marksans Pharma, Ltd.	1,163,505	1,115,008
	MAS Financial Services, Ltd.	25,335	273,171
	Mastek, Ltd.	33,677	747,067
*	Max Financial Services, Ltd.	202,845	2,459,470
*	Max Healthcare Institute, Ltd.	794,712	2,447,490
	Mayur Uniquoters, Ltd.	83,623	492,814
	Meghmani Organics, Ltd.	501,099	953,968
	Metropolis Healthcare, Ltd.	21,209	685,119
	Minda Industries, Ltd.	281,998	1,995,186
	Mindtree, Ltd.	199,713	5,665,303
	Mishra Dhatu Nigam, Ltd.	20,660	51,159
	MOIL, Ltd.	371,934	826,330
*	Morepen Laboratories, Ltd.	893,603	784,720
	Motilal Oswal Financial Services, Ltd.	169,542	1,447,470
	Mphasis, Ltd.	457,375	10,885,965
	MRF, Ltd.	770	835,874
	Multi Commodity Exchange of India, Ltd.	2,641	52,637
	Muthoot Finance, Ltd.	5,082	78,880
	Narayana Hrudayalaya, Ltd.	60,494	330,503
	Natco Pharma, Ltd.	415,594	4,994,574
	National Aluminium Co., Ltd.	2,223,972	1,927,634
	Nava Bharat Ventures, Ltd.	237,619	249,567
	Navin Fluorine International, Ltd.	67,419	3,124,903
	Navneet Education, Ltd.	408,956	412,104
	NBCC India, Ltd.	1,986,749	1,084,733
	NCC, Ltd.	1,000,407	1,002,575

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NESCO, Ltd.	95,598	$644,309
	NHPC, Ltd.	1,936,277	631,770
	NIIT, Ltd.	341,045	762,202
	Nilkamal, Ltd.	25,039	651,441
	NLC India, Ltd.	685,573	440,118
	NOCIL, Ltd.	294,679	732,915
*	NRB Bearings, Ltd.	160,550	231,490
	Nucleus Software Exports, Ltd.	30,339	218,275
*	Oberoi Realty, Ltd.	302,921	2,218,316
	Oil India, Ltd.	1,020,603	1,674,358
*	Omaxe, Ltd.	173,248	163,166
	Oracle Financial Services Software, Ltd.	11,744	549,050
	Orient Cement, Ltd.	363,955	518,742
	Orient Electric, Ltd.	264,168	966,149
	Orient Refractories, Ltd.	173,531	739,969
	Oriental Carbon & Chemicals, Ltd.	13,160	165,053
	Page Industries, Ltd.	3,798	1,517,393
	Paisalo Digital, Ltd.	11,486	92,918
	Parag Milk Foods, Ltd.	38,685	58,187
	Persistent Systems, Ltd.	238,893	6,630,142
	Petronet LNG, Ltd.	84,692	273,667
	Pfizer, Ltd.	39,127	2,787,663
	Phillips Carbon Black, Ltd.	326,491	913,243
*	Phoenix Mills, Ltd. (The)	342,753	3,333,661
	PI Industries, Ltd.	287,115	9,700,484
*	PNB Housing Finance, Ltd.	238,767	1,191,262
*	PNC Infratech, Ltd.	120,036	382,479
*	Poly Medicure, Ltd.	70,966	947,650
	Polyplex Corp., Ltd.	56,468	731,097
	Power Finance Corp., Ltd.	503,564	734,221
	Praj Industries, Ltd.	365,363	1,154,402
	Prestige Estates Projects, Ltd.	672,038	2,460,739
*	Prism Johnson, Ltd.	631,808	1,110,444
	Procter & Gamble Health, Ltd.	32,473	2,805,445
	PSP Projects, Ltd.	13,842	77,042
	PTC India Financial Services, Ltd.	1,056,082	243,027
	PTC India, Ltd.	605,290	665,898
*	Punjab National Bank	1,961,074	918,830
	PVR, Ltd.	189,658	2,894,234
*	Quess Corp., Ltd.	89,506	756,338
	Radico Khaitan, Ltd.	287,537	2,188,090
	Rain Industries, Ltd.	437,719	1,050,583
	Rajesh Exports, Ltd.	286,988	2,043,013
	Rallis India, Ltd.	292,613	1,115,280
	Ramco Cements, Ltd. (The)	304,449	4,042,551
	Ramco Industries, Ltd.	151,992	576,841
	Rashtriya Chemicals & Fertilizers, Ltd.	665,056	657,043
	Ratnamani Metals & Tubes, Ltd.	64,864	1,707,471
*	Raymond, Ltd.	130,574	565,119
	RBL Bank, Ltd.	1,178,715	2,934,004
	REC, Ltd.	2,801,417	4,826,885
	Redington India, Ltd.	1,289,435	3,111,038
*	Relaxo Footwears, Ltd.	225,225	2,656,901
*	Reliance Power, Ltd.	769,510	50,766
*	Religare Enterprises, Ltd.	66,465	76,916
	Repco Home Finance, Ltd.	52,378	235,000
	Sanofi India, Ltd.	35,791	3,639,900
	Sasken Technologies, Ltd.	14,843	186,818
	Savita Oil Technologies, Ltd.	1,482	20,758

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Schaeffler India, Ltd.	36,863	$2,609,042
*	Schneider Electric Infrastructure, Ltd.	69,305	84,889
*	Sequent Scientific, Ltd.	244,159	960,653
	Sharda Cropchem, Ltd.	97,276	392,585
	Shilpa Medicare, Ltd.	123,440	709,461
	Shipping Corp. of India, Ltd.	601,620	848,070
*	Shoppers Stop, Ltd.	107,780	289,141
*	Shree Renuka Sugars, Ltd.	503,883	82,131
	Shriram City Union Finance, Ltd.	64,781	1,230,157
	Shriram Transport Finance Co., Ltd.	393,021	7,092,351
	SIS, Ltd.	1,632	7,964
	SKF India, Ltd.	85,911	2,593,087
	Sobha, Ltd.	261,447	1,713,252
	Solar Industries India, Ltd.	120,903	1,999,774
	Solara Active Pharma Sciences, Ltd.	13,202	270,836
	Somany Ceramics, Ltd.	2,679	15,187
	Somany Home Innovation, Ltd.	174,562	671,422
	Sonata Software, Ltd.	182,923	1,412,432
*	South Indian Bank, Ltd. (The)	2,590,987	277,467
	SRF, Ltd.	77,048	6,702,538
	Srikalahasthi Pipes, Ltd.	80,058	209,731
	Steel Authority of India, Ltd.	3,171,874	5,046,925
	Sterlite Technologies, Ltd.	525,634	1,628,595
	Strides Pharma Science, Ltd.	224,506	2,616,757
	Subros, Ltd.	104,258	420,343
	Sudarshan Chemical Industries	92,891	822,631
	Sumitomo Chemical India, Ltd.	124,491	502,646
	Sun TV Network, Ltd.	433,519	3,180,086
	Sundaram Finance Holdings, Ltd.	54,598	54,259
	Sundaram Finance, Ltd.	88,088	2,954,869
	Sundaram-Clayton, Ltd.	6,812	289,592
	Sundram Fasteners, Ltd.	326,113	3,100,088
	Sunteck Realty, Ltd.	246,560	889,003
	Suprajit Engineering, Ltd.	222,958	781,413
	Supreme Industries, Ltd.	243,764	6,734,461
	Supreme Petrochem, Ltd.	165,945	1,622,314
	Suven Pharmaceuticals, Ltd.	874,180	6,345,982
*	Suvidhaa Infoserve, Ltd.	116,579	53,432
	Swan Energy, Ltd.	76,621	134,939
	Swaraj Engines, Ltd.	23,369	461,783
	Symphony, Ltd.	72,354	1,144,895
*	Syngene International, Ltd.	494,871	3,700,223
	Tanla Platforms, Ltd.	52,089	621,447
	Tasty Bite Eatables, Ltd.	629	142,233
	Tata Chemicals, Ltd.	342,050	3,638,195
	Tata Communications, Ltd.	233,493	3,469,045
	Tata Consumer Products, Ltd.	1,455,236	13,121,728
	Tata Elxsi, Ltd.	97,195	4,570,582
	Tata Metaliks, Ltd.	56,536	798,585
	Tata Power Co., Ltd. (The)	4,643,458	6,173,657
*	Tata Steel BSL, Ltd.	85,559	83,139
*	Tata Steel Long Products, Ltd.	63,429	765,286
	TCI Express, Ltd.	76,268	904,891
	Techno Electric & Engineering Co., Ltd.	203,843	807,864
	Thermax, Ltd.	159,123	3,163,731
*	Thomas Cook India, Ltd.	54,020	34,784
	Thyrocare Technologies, Ltd.	75,263	1,043,063
	Tide Water Oil Co India, Ltd.	5,739	345,727
	Time Technoplast, Ltd.	390,193	397,105

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Timken India, Ltd.	110,045	$2,078,370
	Tinplate Co. of India, Ltd. (The)	127,877	340,433
	Torrent Power, Ltd.	635,503	3,392,195
	Transport Corp. of India, Ltd.	121,137	430,451
*	Trident, Ltd.	6,020,165	1,115,408
*	Triveni Engineering & Industries, Ltd.	330,865	549,444
*	Triveni Turbine, Ltd.	426,083	582,495
	TTK Prestige, Ltd.	18,438	1,837,050
	Tube Investments of India, Ltd.	504,209	8,384,164
	TV Today Network, Ltd.	117,651	451,028
*	TV18 Broadcast, Ltd.	2,134,370	976,347
	TVS Motor Co., Ltd.	359,838	3,061,467
	TVS Srichakra, Ltd.	12,766	310,796
*	UCO Bank	2,632,442	389,901
	Uflex, Ltd.	156,759	853,005
	Unichem Laboratories, Ltd.	166,283	721,667
*	Union Bank of India	1,755,363	797,064
*	Usha Martin, Ltd.	50,166	32,510
*	VA Tech Wabag, Ltd.	82,075	274,494
	Vaibhav Global, Ltd.	62,500	3,514,332
	Vakrangee, Ltd.	737,146	506,487
*	Vardhman Textiles, Ltd.	103,439	1,653,583
*	Varroc Engineering, Ltd.	13,628	68,404
	Varun Beverages, Ltd.	130,858	1,685,132
*	Venky’s India, Ltd.	21,527	450,337
	Vesuvius India, Ltd.	9,930	139,981
*	V-Guard Industries, Ltd.	553,953	1,676,042
	Vinati Organics, Ltd.	117,797	2,690,963
	Vindhya Telelinks, Ltd.	15,392	167,692
*	V-Mart Retail, Ltd.	40,534	1,463,943
*	Vodafone Idea, Ltd.	26,426,231	2,968,292
*	VRL Logistics, Ltd.	145,105	425,295
	VST Industries, Ltd.	27,356	1,192,112
	VST Tillers Tractors, Ltd.	13,719	336,074
	Welspun Corp., Ltd.	436,397	834,364
	Welspun Enterprises, Ltd.	338,493	466,957
	Welspun India, Ltd.	1,613,011	1,728,350
	West Coast Paper Mills, Ltd.	119,976	329,742
	Wheels India, Ltd.	3,448	20,647
	Whirlpool of India, Ltd.	71,984	2,151,534
*	Wockhardt, Ltd.	155,767	1,078,667
*	Yes Bank, Ltd.	237,637	46,764
	Zee Entertainment Enterprises, Ltd.	2,031,434	5,061,996
	Zensar Technologies, Ltd.	343,925	1,230,635
	Zydus Wellness, Ltd.	11,393	322,420

TOTAL INDIA			791,033,927

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	19,988,600	2,047,142
*	Acset Indonusa Tbk PT	4,869,900	90,922
	Adaro Energy Tbk PT	15,404,200	1,324,533
	Adhi Karya Persero Tbk PT	7,010,888	559,975
*	Adi Sarana Armada Tbk PT	4,074,600	608,402
*	Agung Semesta Sejahtera Tbk PT	38,971,700	134,868
	AKR Corporindo Tbk PT	6,990,600	1,579,264
*	Alam Sutera Realty Tbk PT	45,808,700	627,067
	Aneka Tambang Tbk	22,958,691	3,939,063
*	Armidian Karyatama Tbk PT	844,800	548
	Arwana Citramulia Tbk PT	18,648,400	955,410

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Astra Agro Lestari Tbk PT	1,799,800	$1,160,365
	Astra Otoparts Tbk PT	2,832,700	229,297
*	Astrindo Nusantara Infrastructure Tbk PT	53,656,400	185,727
*	Asuransi Maximus Graha Persada Tbk PT	9,131,000	575,012
*	Bakrie Telecom Tbk PT	49,756,298	32,293
	Bank BTPN Syariah Tbk PT	2,205,400	498,136
*	Bank Bukopin Tbk	22,121,892	722,079
*	Bank Capital Indonesia Tbk PT	1,587,800	48,142
*	Bank Ina Perdana PT	6,723,800	1,037,186
	Bank Maybank Indonesia Tbk PT	10,185,400	277,584
*	Bank Pan Indonesia Tbk PT	17,557,700	1,092,684
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,220,400	885,951
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,116,300	682,857
*	Bank Rakyat Indonesia Agroniaga Tbk PT	4,272,700	271,544
	Bank Tabungan Negara Persero Tbk PT	14,431,549	1,584,024
*	Barito Pacific Tbk PT	6,875,600	475,329
*	Bekasi Fajar Industrial Estate Tbk PT	18,707,300	195,393
	BFI Finance Indonesia Tbk PT	2,009,900	93,860
*	Bintang Oto Global Tbk PT	10,378,000	947,993
	BISI International Tbk PT	9,781,300	781,862
*	Blue Bird Tbk PT	345,400	32,630
*	Buana Lintas Lautan Tbk PT	11,680,600	249,062
	Bukit Asam Tbk PT	7,524,100	1,231,241
*	Bumi Serpong Damai Tbk PT	12,327,600	1,001,869
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	228,192
	Buyung Poetra Sembada PT	5,653,200	94,640
*	Capital Financial Indonesia Tbk PT	3,739,300	97,933
	Catur Sentosa Adiprana Tbk PT	2,986,100	84,425
	Cikarang Listrindo Tbk PT	2,019,000	98,446
	Ciputra Development Tbk PT	38,584,820	3,036,565
*	Citra Marga Nusaphala Persada Tbk PT	14,660,803	2,007,177
*	City Retail Developments Tbk PT	12,056,400	125,713
	Davomas Abadi Tbk	11,631,700	0
*	Delta Dunia Makmur Tbk PT	21,681,600	551,090
	Dharma Satya Nusantara Tbk PT	5,269,600	231,554
*	Eagle High Plantations Tbk PT	30,271,600	240,605
	Elnusa Tbk PT	14,373,200	352,961
*	Erajaya Swasembada Tbk PT	31,311,500	1,320,877
*	FKS Food Sejahtera Tbk PT	19,238,200	385,737
*	Gajah Tunggal Tbk PT	4,555,800	285,603
*	Hanson International Tbk PT	483,480,300	313,785
*	Harum Energy Tbk PT	1,674,400	596,022
	Hexindo Adiperkasa Tbk PT	508,500	123,509
	Impack Pratama Industri Tbk PT	169,800	19,394
	Indah Kiat Pulp & Paper Corp. Tbk PT	461,300	289,870
	Indika Energy Tbk PT	6,309,600	619,045
	Indo Tambangraya Megah Tbk PT	1,513,800	1,242,040
*	Indo-Rama Synthetics Tbk PT	130,400	34,279
*	Indosat Tbk PT	5,011,800	2,277,661
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	23,369,000	1,285,600
	Inovisi Infracom Tbk PT	1,806,467	0
*	Integra Indocabinet Tbk PT	2,097,900	116,055
*	Inti Agri Resources Tbk PT	92,782,800	60,217
*	Intiland Development Tbk PT	37,917,532	479,758
	Japfa Comfeed Indonesia Tbk PT	16,574,900	2,416,725
	Jasa Marga Persero Tbk PT	4,646,300	1,333,072
	Jaya Real Property Tbk PT	11,833,500	458,476
*	Kapuas Prima Coal Tbk PT	44,252,100	443,926
*	Kawasan Industri Jababeka Tbk PT	109,583,857	1,348,614

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	KMI Wire & Cable Tbk PT	5,778,100	$139,067
*	Krakatau Steel Persero Tbk PT	15,837,502	688,986
*	Kresna Graha Investama Tbk PT	51,851,700	534,984
	Link Net Tbk PT	3,802,500	1,051,857
*	Lippo Cikarang Tbk PT	4,331,175	409,768
*	Lippo Karawaci Tbk PT	221,669,740	3,279,152
	Mahkota Group Tbk PT	374,000	18,895
*	Malindo Feedmill Tbk PT	3,423,300	213,038
*	Map Aktif Adiperkasa PT	247,000	40,169
*	Matahari Department Store Tbk PT	7,207,200	896,775
*	Medco Energi Internasional Tbk PT	27,912,507	1,287,166
*	Media Nusantara Citra Tbk PT	17,640,900	1,195,453
	Metrodata Electronics Tbk PT	3,630,800	414,661
	Metropolitan Kentjana Tbk PT	7,900	14,481
*	Mitra Adiperkasa Tbk PT	31,998,500	1,771,625
	Mitra Keluarga Karyasehat Tbk PT	746,000	135,191
	Mitra Pinasthika Mustika Tbk PT	3,287,200	171,289
*	MNC Investama Tbk PT	7,037,100	26,340
*	MNC Land Tbk PT	29,086,600	221,339
*	MNC Sky Vision Tbk PT	1,483,900	69,161
*	MNC Vision Networks Tbk PT	6,702,600	110,437
	Nippon Indosari Corpindo Tbk PT	13,766,189	1,353,594
	Pabrik Kertas Tjiwi Kimia Tbk PT	2,507,000	1,726,304
*	Pacific Strategic Financial Tbk PT	24,269,900	1,234,932
*	Pakuwon Jati Tbk PT	31,341,300	1,148,464
*	Pan Brothers Tbk PT	18,056,400	214,858
*	Panin Financial Tbk PT	70,699,600	943,947
*	Paninvest Tbk PT	5,471,300	299,107
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	67,732
	Perusahaan Gas Negara Tbk PT	25,777,400	2,179,440
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,168,200	1,097,526
*	Pollux Properti Indonesia Tbk PT	72,400	13,111
*	Pool Advista Indonesia Tbk PT	10,473,500	6,797
	PP Persero Tbk PT	12,129,914	1,021,322
	Puradelta Lestari Tbk PT	38,211,400	639,095
	Ramayana Lestari Sentosa Tbk PT	9,932,400	532,551
*	Rimo International Lestari Tbk PT	211,251,900	137,105
*	Salim Ivomas Pratama Tbk PT	15,841,400	629,760
	Samindo Resources Tbk PT	106,600	10,180
*	Sampoerna Agro Tbk PT	4,209,900	550,568
*	Sariguna Primatirta Tbk PT	5,140,000	163,699
*	Sawit Sumbermas Sarana Tbk PT	15,057,600	968,752
	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,304,000	1,211,153
	Semen Baturaja Persero Tbk PT	6,645,400	374,086
*	Siloam International Hospitals Tbk PT	1,454,350	838,191
*	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	305,138
	Sri Rejeki Isman Tbk PT	35,353,931	388,678
*	Sugih Energy Tbk PT	100,457,800	65,199
	Sumber Alfaria Trijaya Tbk PT	270,300	17,771
*	Summarecon Agung Tbk PT	35,205,664	2,357,516
	Surabaya Agung Industri Pulp & Kertas	64,500	0
*	Surya Citra Media Tbk PT	16,995,700	1,850,104
*	Surya Esa Perkasa Tbk PT	16,908,600	449,198
	Surya Pertiwi Tbk PT	1,435,000	46,909
	Surya Semesta Internusa Tbk PT	17,731,200	551,662
	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	190,054
*	Timah Tbk PT	9,484,614	1,131,733

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Tower Bersama Infrastructure Tbk PT	5,060,800	$975,686
*	Trada Alam Minera Tbk PT	180,020,800	116,836
	Transcoal Pacific Tbk PT	282,700	141,303
	Trias Sentosa Tbk PT	32,818,400	1,022,001
	Truba Alam Manuggal Engineering PT	21,316,500	0
	Tunas Baru Lampung Tbk PT	11,437,500	699,415
	Tunas Ridean Tbk PT	6,994,500	600,447
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,648,700	1,743,488
	Unggul Indah Cahaya Tbk PT	48,239	25,495
*	Vale Indonesia Tbk PT	1,148,300	365,281
	Waskita Beton Precast Tbk PT	33,862,700	472,893
	Waskita Karya Persero Tbk PT	17,356,800	1,331,574
	Wijaya Karya Bangunan Gedung Tbk PT	9,746,500	137,522
	Wijaya Karya Beton Tbk PT	12,128,500	251,514
	Wijaya Karya Persero Tbk PT	12,013,307	1,194,578
	XL Axiata Tbk PT	6,798,100	980,597

TOTAL INDONESIA			96,223,580

MALAYSIA — (2.1%)
#	Duopharma Biotech Bhd	1,101,579	765,316
#	7-Eleven Malaysia Holdings Bhd, Class B	2,282,385	824,339
#	Aeon Co. M Bhd	1,772,300	553,003
#	AEON Credit Service M Bhd	398,700	1,206,020
#	AFFIN Bank Bhd	1,658,609	708,008
# *	AirAsia Group Bhd	5,873,600	1,245,386
	Ajinomoto Malaysia Bhd	73,700	288,727
*	Alliance Bank Malaysia Bhd	4,096,300	2,597,945
	Allianz Malaysia Bhd	156,100	502,740
# *	Ann Joo Resources Bhd	759,450	530,903
	Astro Malaysia Holdings Bhd	1,556,300	376,154
	Batu Kawan Bhd	5,600	25,291
# *	Berjaya Assets Bhd	2,335,200	182,082
*	Berjaya Corp. Bhd	10,453,628	854,103
*	Berjaya Land Bhd	3,396,100	256,580
	Berjaya Sports Toto Bhd	3,404,229	1,695,121
*	Bermaz Auto Bhd	357,800	129,238
	BIMB Holdings Bhd	225,908	213,787
	Bintulu Port Holdings Bhd	25,900	27,173
# *	Boustead Holdings Bhd	2,022,228	291,115
	Boustead Plantations Bhd	622,199	87,239
#	British American Tobacco Malaysia Bhd	375,300	1,313,027
*	Bumi Armada Bhd	10,538,800	1,045,542
	Bursa Malaysia Bhd	1,522,800	3,133,460
#	Cahya Mata Sarawak Bhd	2,585,300	1,291,529
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	4,204,140
	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	832,940	253,811
#	Comfort Glove Bhd	741,100	497,745
	CSC Steel Holdings Bhd	353,800	163,875
*	Cypark Resources Bhd	1,120,950	360,740
#	D&O Green Technologies Bhd	3,068,600	3,497,166
#	Datasonic Group Bhd	5,677,700	809,397
# *	Dayang Enterprise Holdings Bhd	1,552,175	529,977
	DRB-Hicom Bhd	3,367,800	1,565,054
#	Dufu Technology Corp. Bhd	238,700	254,486
	Dutch Lady Milk Industries Bhd	83,300	707,524
	Eastern & Oriental Bhd	1,323,807	193,605
#	Eco World Development Group Bhd	2,888,100	437,179
#	Eco World International Bhd	872,100	118,058

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Econpile Holdings Bhd	526,300	$60,269
	Ekovest BHD	6,010,550	674,053
	FAR East Holdings Bhd	258,300	182,910
	Formosa Prosonic Industries Bhd	143,000	87,436
	Foundpac Group Bhd	216,200	45,775
	Frontken Corp. Bhd	3,438,450	2,626,650
	Gabungan AQRS Bhd	1,021,810	158,193
	Gadang Holdings Bhd	1,732,500	177,365
#	Gas Malaysia Bhd	685,600	454,785
	George Kent Malaysia Bhd	1,061,800	209,712
	Globetronics Technology Bhd	2,233,772	1,219,358
	Golden Plus Holding Bhd	216,000	0
# *	Green Packet Bhd	925,500	83,467
#	Guan Chong Bhd	995,200	715,717
	Hai-O Enterprise Bhd	769,720	405,618
	HAP Seng Consolidated Bhd	593,440	1,162,892
#	Heineken Malaysia Bhd	418,300	2,631,845
#	Hengyuan Refining Co. Bhd	516,400	675,368
	HeveaBoard Bhd	526,300	84,121
	Hiap Teck Venture Bhd	3,287,000	508,644
#	Hibiscus Petroleum Bhd	5,289,200	801,964
	Hong Leong Industries Bhd	352,800	813,696
*	HSS Engineers Bhd	142,700	21,558
	Hup Seng Industries Bhd	1,068,233	245,131
*	IGB Bhd	659,423	451,919
	IJM Corp. Bhd	3,041,300	1,446,647
	IJM Plantations Bhd	550,200	243,065
	Inch Kenneth Kajang Rubber P.L.C.	118,600	13,885
#	Insas Bhd	1,776,281	372,473
# *	Iskandar Waterfront City Bhd	2,071,200	240,230
# *	JAKS Resources Bhd	5,839,080	875,387
# *	Jaya Tiasa Holdings Bhd	1,574,827	272,034
#	JHM Consolidation Bhd	1,456,900	694,134
	Johore Tin Bhd	232,200	91,190
	Karex Bhd	97,000	16,793
*	Keck Seng Malaysia Bhd	398,750	349,166
	Kenanga Investment Bank Bhd	184,000	69,962
#	Kerjaya Prospek Group Bhd	808,890	266,158
	Kim Loong Resources Bhd	933,780	330,042
# *	KNM Group Bhd	10,457,580	468,572
	KPJ Healthcare Bhd	10,238,800	2,548,745
	Kretam Holdings Bhd	2,279,600	361,639
*	Kronologi Asia Bhd	874,500	150,006
*	KSL Holdings Bhd	887,318	135,350
	Kumpulan Fima BHD	290,150	135,948
*	Land & General Bhd	6,659,160	202,426
# *	LBS Bina Group Bhd	2,657,916	320,825
	Leong Hup International Bhd	525,600	91,003
	Lii Hen Industries Bhd	352,800	294,397
#	Lingkaran Trans Kota Holdings Bhd	723,600	663,687
	Lotte Chemical Titan Holding Bhd	1,630,900	1,283,909
	LPI Capital Bhd	364,624	1,229,623
#	Magni-Tech Industries Bhd	695,033	391,580
#	Magnum Bhd	3,660,763	1,884,881
#	Mah Sing Group Bhd	4,608,587	1,156,216
	Malakoff Corp. Bhd	6,024,800	1,242,161
#	Malayan Flour Mills Bhd	2,503,175	574,215
	Malaysia Building Society Bhd	7,403,866	1,137,348
	Malaysian Pacific Industries Bhd	292,813	2,767,991

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Resources Corp. Bhd	8,354,198	$916,417
#	Matrix Concepts Holdings Bhd	2,422,258	1,122,352
	MBM Resources BHD	566,396	468,371
	Media Chinese International, Ltd.	1,650,900	76,543
	Mega First Corp. Bhd	1,096,200	1,948,163
#	MKH Bhd	1,630,634	544,463
#	MMC Corp. Bhd	1,736,800	469,867
#	MNRB Holdings Bhd	1,247,988	374,522
# *	MPHB Capital Bhd	1,391,000	444,705
	Muda Holdings Bhd	423,200	290,201
	Muhibbah Engineering M Bhd	1,248,150	304,171
*	Mulpha International Bhd	513,330	225,569
	My EG Services Bhd	3,173,423	1,506,638
	NTPM Holdings Bhd	640,000	93,653
*	OCK Group Bhd	1,605,300	195,566
	Oriental Holdings BHD	679,900	865,647
#	OSK Holdings Bhd	5,805,355	1,274,379
#	Padini Holdings Bhd	1,476,100	1,044,086
	Panasonic Manufacturing Malaysia Bhd	40,784	310,513
	Pantech Group Holdings Bhd	1,438,719	187,541
#	Paramount Corp. Bhd	1,181,255	237,686
	Pentamaster Corp. Bhd	1,816,865	2,576,840
#	PESTECH International Bhd	190,000	49,542
#	Petron Malaysia Refining & Marketing Bhd	290,500	324,468
	PIE Industrial Bhd	23,400	18,464
# *	Pos Malaysia Bhd	1,104,600	235,613
#	Power Root Bhd	150,600	63,938
#	Ranhill Utilities Bhd	1,819,306	359,649
	RCE Capital Bhd	72,500	47,573
*	Rimbunan Sawit Bhd	1,951,000	121,240
# *	Rubberex Corp. M Bhd	621,500	211,622
	Sam Engineering & Equipment M Bhd	123,300	201,466
*	Sapura Energy Bhd	36,457,000	1,188,929
	Sarawak Oil Palms Bhd	651,604	597,347
#	Scientex Bhd	2,945,872	3,013,475
#	SEG International BHD	145,885	22,239
	Serba Dinamik Holdings Bhd	3,027,000	1,222,423
	Shangri-La Hotels Malaysia Bhd	336,200	305,311
#	Sime Darby Property Bhd	5,321,000	862,695
#	SKP Resources Bhd	2,663,125	1,076,344
# *	SP Setia Bhd Group	3,125,400	785,630
*	Sumatec Resources Bhd	6,536,100	1,436
	Sunway Construction Group Bhd	267,136	113,373
	Suria Capital Holdings Bhd	541,360	141,230
#	Syarikat Takaful Malaysia Keluarga Bhd	1,110,600	1,208,268
#	Ta Ann Holdings Bhd	1,171,789	808,529
#	Taliworks Corp. Bhd	2,152,216	440,988
#	Tan Chong Motor Holdings Bhd	632,900	185,507
#	Thong Guan Industries Bhd	490,000	306,975
	TIME dotCom Bhd	498,988	1,690,079
	TMC Life Sciences Bhd	1,213,500	213,103
# *	Tropicana Corp. Bhd	3,059,290	671,853
	TSH Resources Bhd	2,128,100	555,242
*	Tune Protect Group Bhd	650,600	68,174
#	Uchi Technologies Bhd	1,190,000	909,965
	UEM Edgenta Bhd	1,048,000	473,079
# *	UEM Sunrise Bhd	6,783,400	702,927
	UMW Holdings Bhd	1,221,300	983,125
#	United Malacca Bhd	466,350	580,394

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	United Plantations Bhd	525,600	$1,820,963
	UOA Development Bhd	3,994,400	1,793,326
	UWC BHD	88,700	129,040
# *	Velesto Energy Bhd	14,366,808	574,178
	ViTrox Corp. Bhd	208,300	815,982
*	Vivocom International Holdings Bhd	507,083	83,694
# *	WCT Holdings Bhd	2,917,488	370,018
#	Wellcall Holdings Bhd	1,727,400	455,112
	Yinson Holdings Bhd	897,400	1,142,626
#	YNH Property Bhd	3,131,816	2,108,823
*	YTL Corp. Bhd	107,063	18,668
*	YTL Power International Bhd	1,381,643	244,549

TOTAL MALAYSIA			116,353,806

MEXICO — (2.6%)
#	ALEATICA S.A.B. de C.V.	228,600	231,342
	Alfa S.A.B. de C.V., Class A	858,225	598,220
	Alpek S.A.B. de C.V.	2,089,909	2,333,699
# *	Alsea S.A.B. de C.V.	1,973,199	3,244,669
# *	Axtel S.A.B. de C.V.	6,484,304	1,750,957
# *	Banco del Bajio SA	3,168,170	5,034,477
#	Bolsa Mexicana de Valores S.A.B. de C.V.	2,297,656	5,112,078
*	CMR S.A.B. de C.V.	1,323	135
*	Consorcio ARA S.A.B. de C.V.	5,717,473	1,467,683
*	Controladora Nemak SAB de CV	858,225	117,780
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	147,981	2,407,651
# *	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	3,331,195
*	Corp.Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	436,404
*	Corp. Actinver S.A.B. de C.V.	198,770	98,124
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,162,009	6,190,713
	Corp. Moctezuma S.A.B. de C.V.	880,024	2,714,751
	Corporativo Fragua S.A.B. de C.V.	3	42
	Corporativo GBM S.A.B. de C.V.	24,619	11,728
*	Corpovael S.A. de C.V.	73,341	13,722
# *	Credito Real S.A.B. de C.V. Sofom ER	1,301,634	591,155
	Cydsa S.A.B. de C.V.	10,875	7,489
# *	Elementia S.A.B. de C.V.	642,287	435,970
# *	Empresas ICA S.A.B. de C.V.	3,768,186	17,858
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	3,187	1,180
# *	Genomma Lab Internacional S.A.B. de C.V., Class B	4,377,151	4,405,890
*	Gentera S.A.B. de C.V.	4,768,073	2,410,281
	Gruma S.A.B. de C.V., Class B	2,105	22,927
# *	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,383,036	8,641,500
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	7,370	1,253,637
	Grupo Cementos de Chihuahua S.A.B. de C.V.	941,223	6,639,718
	Grupo Comercial Chedraui S.A. de C.V.	2,116,287	3,297,133
# *	Grupo GICSA SAB de CV	2,528,781	375,753
#	Grupo Herdez S.A.B. de C.V.	1,566,667	3,286,930
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	618,935	149,715
	Grupo Industrial Saltillo S.A.B. de C.V.	1,098,605	1,491,417
	Grupo KUO S.A.B. de C.V.	749,560	1,737,268
	Grupo Lala S.A.B. de C.V.	1,598,237	1,172,425
*	Grupo Pochteca S.A.B. de C.V.	336,841	101,516
# *	Grupo Posadas S.A.B. de C.V.	198,900	218,616
*	Grupo Qumma S.A. de C.V., Class B	105,334	0
#	Grupo Rotoplas S.A.B. de C.V.	827,058	1,469,817
*	Grupo Sanborns S.A.B. de C.V.	905,924	836,293
#	Grupo Simec S.A.B. de C.V., Class B	994,981	4,838,112
# *	Grupo Sports World S.A.B. de C.V.	621,265	185,548

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo Televisa S.A.B.	93,376	$232,645
*	Grupo Traxion S.A.B. de C.V.	317,143	512,107
# *	Hoteles City Express S.A.B. de C.V.	1,468,562	558,948
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	6,418	285,409
	Industrias Bachoco S.A.B. de C.V.	1,262,776	4,675,332
	Industrias CH S.A.B. de C.V.	1,830,376	12,649,175
#	La Comer S.A.B. de C.V.	3,661,704	6,850,895
	Megacable Holdings S.A.B. de C.V.	2,698,925	9,881,980
*	Minera Frisco S.A.B. de C.V., Class A1	2,242,920	483,860
# *	Minera Frisco S.A.B. de C.V., Class A2	3,084,098	625,741
#	Nemak S.A.B. de C.V.	2,296,013	673,264
	Orbia Advance Corp. S.A.B. de C.V.	466,501	1,304,830
	Organizacion Cultiba S.A.B. de C.V.	1,194,387	742,917
# *	Organizacion Soriana S.A.B. de C.V., Class B	348,965	307,844
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	690,956	5,316,647
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	7,839	41,840
#	Qualitas Controladora S.A.B. de C.V.	746,415	4,062,411
	Rassini Sab DE CV	3,300	0
# *	Regional S.A.B. de C.V.	935,974	4,775,283
	Sanluis Corp. SA B	4,642	0
	Sanluis Corp. SA C	4,642	0
# *	Telesites S.A.B. de C.V.	7,409,548	7,074,130
# *	Unifin Financiera S.A.B. de C.V.	928,803	1,070,162
	Vitro S.A.B. de C.V.	765,149	982,074

TOTAL MEXICO			141,791,012

PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	3,671,200	556,729
	A Soriano Corp.	2,979,511	430,396
	AC Energy Corp.	3,316,200	468,267
	ACR Mining Corp.	48,205	3,360
*	AgriNurture, Inc.	1,177,100	167,406
	Alliance Global Group, Inc.	9,526,900	2,068,963
	Alsons Consolidated Resources, Inc.	2,780,000	80,725
*	Apex Mining Co., Inc.	5,852,000	209,621
*	AyalaLand Logistics Holdings Corp.	4,951,000	312,176
	Belle Corp.	16,315,400	484,396
*	Bloomberry Resorts Corp.	15,322,900	2,063,390
*	Cebu Air, Inc.	931,220	936,257
*	Cebu Holdings, Inc.	3,180,400	433,771
*	CEMEX Holdings Philippines, Inc.	11,591,263	278,931
	Century Pacific Food, Inc.	3,836,800	1,592,658
	Century Properties Group, Inc.	9,871,151	84,151
*	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	22,566
	China Banking Corp.	6,755,714	3,508,860
	COL Financial Group, Inc.	92,200	7,564
	Cosco Capital, Inc.	12,115,600	1,263,504
	D&L Industries, Inc.	11,570,900	1,733,167
*	DITO CME Holdings Corp.	183,800	38,523
	DMCI Holdings, Inc.	9,182,800	1,011,260
*	DoubleDragon Properties Corp.	2,519,490	669,226
*	Eagle Cement Corp.	574,500	143,249
*	East West Banking Corp.	2,326,700	476,027
*	EEI Corp.	969,200	149,517
	Emperador, Inc.	4,356,800	896,051
	Filinvest Development Corp.	3,577,422	606,119
	Filinvest Land, Inc.	58,333,577	1,319,197
	First Gen Corp.	631,500	407,690
	First Philippine Holdings Corp.	1,763,420	2,457,840

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Global Ferronickel Holdings, Inc.	5,800,911	$322,760
*	Global-Estate Resorts, Inc.	2,410,000	40,987
	GT Capital Holdings, Inc.	138,660	1,509,036
*	Holcim Philippines, Inc.	2,182,300	250,065
*	Integrated Micro-Electronics, Inc.	2,914,914	608,443
	LT Group, Inc.	687,000	191,384
*	MacroAsia Corp.	1,945,032	198,412
*	Manila Water Co., Inc.	7,255,700	2,218,656
	Max’s Group, Inc.	832,200	102,070
*	Megawide Construction Corp.	2,750,508	377,558
	Megaworld Corp.	8,014,000	523,229
	Metro Pacific Corp. COM	1,827,193	0
	Metro Pacific Investments Corp.	6,448,000	541,748
	Nickel Asia Corp.	15,280,500	1,757,105
	Petron Corp.	13,352,800	944,576
	Philex Mining Corp.	5,051,300	711,837
*	Philippine National Bank	2,014,326	1,302,535
*	Philippine National Construction Corp.	173,000	3,302
	Philippine Savings Bank	490,477	573,971
	Philippine Seven Corp.	10,510	23,365
	Philippine Stock Exchange, Inc. (The)	82,572	274,735
	Philippine Townships, Inc.	318,732	0
	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	1,133,480	289,445
*	Pilipinas Shell Petroleum Corp.	1,429,790	640,860
	Premium Leisure Corp.	16,097,000	136,773
	Puregold Price Club, Inc.	2,286,690	1,770,813
*	PXP Energy Corp.	3,096,800	494,151
	RFM Corp.	8,141,068	777,415
	Rizal Commercial Banking Corp.	2,899,152	1,100,087
	Robinsons Land Corp.	11,397,851	3,872,119
	Robinsons Retail Holdings, Inc.	1,500,700	1,637,482
	San Miguel Food and Beverage, Inc.	56,990	78,874
	Security Bank Corp.	346,940	830,494
	Semirara Mining & Power Corp.	3,222,300	822,218
	Shakey’s Pizza Asia Ventures, Inc.	274,900	42,138
*	SSI Group, Inc.	2,711,000	68,660
*	Top Frontier Investment Holdings, Inc.	2,580	7,205
	Union Bank of the Philippines	1,379,581	2,062,296
	Vista Land & Lifescapes, Inc.	32,419,200	2,366,361
	Vistamalls, Inc.	589,600	47,660
	Wilcon Depot, Inc.	5,131,800	1,874,682

TOTAL PHILIPPINES			56,277,064

POLAND — (1.1%)
# *	11 bit studios SA	4,190	608,045
	AB SA	2,202	33,172
*	Agora SA	118,444	245,437
*	Alior Bank SA	285,170	2,112,370
*	Alumetal SA	7,000	110,716
	Amica SA	18,000	717,821
# *	AmRest Holdings SE	35,636	296,240
	Apator SA	56,221	355,709
	Asseco Poland SA	59,178	1,097,984
*	Bank Handlowy w Warszawie SA	36,711	392,875
*	Bank Millennium SA	740,670	808,540
# *	Bank Ochrony Srodowiska SA	39,255	87,965
*	Benefit Systems SA	716	167,502
*	Bioton SA	111,045	175,227

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Boryszew SA	130,974	$109,564
	Budimex SA	72,063	5,640,186
*	CCC SA	104,491	2,824,944
	Celon Pharma SA	7,657	96,056
# *	CI Games SA	67,015	24,729
*	Ciech SA	102,924	1,057,808
	ComArch SA	11,886	727,559
	Develia SA	1,491,512	1,199,928
	Dom Development SA	14,033	557,575
*	Echo Investment SA	22,550	25,152
*	Enea SA	930,501	2,065,101
*	Eurocash SA	236,705	914,208
*	Fabryki Mebli Forte SA	76,624	1,011,867
# *	Famur SA	1,003,630	647,487
	Firma Oponiarska Debica SA	4,682	100,428
# *	Globe Trade Centre SA	449,774	827,673
# *	Grupa Azoty SA	113,616	1,114,102
*	Grupa Azoty Zaklady Chemiczne Police SA	83,709	278,167
	Grupa Kety SA	65,830	10,664,236
*	Inter Cars SA	39,279	3,233,895
# *	Jastrzebska Spolka Weglowa SA	189,201	1,507,641
	Kernel Holding SA	263,916	3,547,367
# *	KRUK SA	76,313	3,664,150
	Lentex SA	92,418	258,324
#	LiveChat Software SA	14,289	471,027
# *	Lubelski Wegiel Bogdanka SA	33,467	202,183
# *	Mabion SA	3,166	52,776
#	Mirbud SA	32,611	43,811
*	Netia SA	388,091	593,264
	Neuca SA	863	161,144
	NEWAG SA	522	3,563
*	Orange Polska SA	1,286,836	2,311,098
# *	PKP Cargo SA	93,412	478,020
	PlayWay SA	3,415	425,073
# *	Polimex-Mostostal SA	5,642	8,222
	Stalexport Autostrady SA	338,520	318,607
*	Tauron Polska Energia SA	3,943,816	3,512,824
#	TEN Square Games SA	2,509	292,912
	Tim SA/Siechnice	4,029	30,033
# *	VRG SA	897,682	817,971
	Warsaw Stock Exchange	53,731	660,857
	Wawel SA	1,943	310,467
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	6,310
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	255,584

TOTAL POLAND			60,263,496

QATAR — (0.4%)
	Aamal Co.	5,491,619	1,425,801
	Al Khaleej Takaful Group QSC	455,091	479,247
	Al Khalij Commercial Bank PQSC	1,636,932	973,061
	Al Meera Consumer Goods Co. QSC	189,487	1,001,275
	Alijarah Holding Co., QPSC	991,777	328,739
	Barwa Real Estate Co.	1,512,849	1,342,374
	Doha Bank QPSC	2,001,505	1,445,677
	Doha Insurance Co. QSC	74,785	40,669
*	Gulf International Services QSC	2,690,800	1,152,926
	Gulf Warehousing Co.	747,169	1,050,321
	Mazaya Real Estate Development QPSC	1,959,303	627,621
	Medicare Group	478,090	1,245,444

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Qatar First Bank	2,170,006	$1,142,528
	Qatar Gas Transport Co., Ltd.	372,256	322,161
*	Qatar Insurance Co. SAQ	2,522,240	1,735,188
	Qatar International Islamic Bank QSC	408,304	1,036,401
	Qatar National Cement Co., QSC	413,247	580,980
	Qatar Navigation QSC	488,288	1,002,036
*	Salam International Investment, Ltd. QSC	2,202,179	524,509
	United Development Co. QSC	5,450,972	2,373,797
	Vodafone Qatar QSC	4,891,759	2,381,272
	Widam Food Co.	312,449	409,692
	Zad Holding Co.	4,218	18,097

TOTAL QATAR			22,639,816

RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	359,594	584,700
	Globaltrans Investment P.L.C., GDR	168,485	1,047,977
	LSR Group PJSC, GDR	182,441	375,828
	Magnitogorsk Iron & Steel Works PJSC, GDR	51,514	582,108
*	Mail.Ru Group, Ltd., GDR	67,554	1,506,454
*	Mechel PJSC, Sponsored ADR	94,871	182,152
	PhosAgro PJSC, GDR	127,510	2,342,359
	QIWI P.L.C., Sponsored ADR	83,543	881,379
	Ros Agro P.L.C., GDR	44,970	529,747
	Rostelecom PJSC, Sponsored ADR	169,762	1,384,409
	RusHydro PJSC, ADR	826,374	892,484
*	VEON, Ltd., ADR	1,649,123	2,968,421
	VTB Bank PJSC, GDR	27,705	36,737

TOTAL RUSSIA			13,314,755

SAUDI ARABIA — (2.3%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	54,093	322,323
	Abdullah Al Othaim Markets Co.	19,237	690,107
*	Al Alamiya for Cooperative Insurance Co.	8,800	60,025
	Al Babtain Power & Telecommunication Co.	82,682	876,541
*	Al Etihad Cooperative Insurance Co.	101,504	636,307
*	Al Hammadi Co. for Development and Investment	191,842	1,754,449
*	Al Hassan Ghazi Ibrahim Shaker Co.	122,181	674,307
	Al Jouf Agricultural Development Co.	62,048	1,510,181
*	Al Jouf Cement Co.	300,437	1,116,033
	Al Khaleej Training and Education Co.	105,972	684,077
	Al Moammar Information Systems Co.	59,290	1,658,546
*	Al Rajhi Co. for Co-operative Insurance	63,817	1,510,006
	Al Yamamah Steel Industries Co.	76,456	863,051
*	AlAbdullatif Industrial Investment Co.	86,188	467,755
	Alandalus Property Co.	145,587	1,005,937
	Aldrees Petroleum and Transport Services Co.	138,947	2,337,404
*	Allianz Saudi Fransi Cooperative Insurance Co.	32,596	233,152
	Arabian Cement Co.	204,053	2,294,938
	Arabian Centres Co., Ltd.	161,910	1,070,199
	Arabian Pipes Co.	84,038	448,804
*	Arabian Shield Cooperative Insurance Co.	70,214	551,033
	Arriyadh Development Co.	269,028	1,618,224
*	Aseer Trading Tourism & Manufacturing Co.	230,902	1,483,967
	Astra Industrial Group	142,488	1,192,813
*	AXA Cooperative Insurance Co.	75,427	745,082
	Bank Al-Jazira	242,284	1,231,839
*	Basic Chemical Industries, Ltd.	39,188	405,163
*	Batic Investments and Logistic Co.	32,406	308,630

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Bawan Co.	88,596	$858,646
	City Cement Co.	284,216	2,370,016
*	Co. for Cooperative Insurance (The)	116,584	2,409,949
	Dallah Healthcare Co.	137,676	2,334,306
*	Dar Al Arkan Real Estate Development Co.	2,305,478	6,338,318
*	Dur Hospitality Co.	136,270	1,162,984
	Eastern Province Cement Co.	107,835	1,396,293
	Electrical Industries Co.	65,904	523,162
*	Emaar Economic City	1,577,842	4,503,568
	Fitaihi Holding Group	129,522	1,106,351
	Hail Cement Co.	205,682	1,054,702
	Halwani Brothers Co.	56,909	1,618,033
	Herfy Food Services Co.	54,898	890,429
*	Jazan Energy and Development Co.	103,412	611,780
*	Leejam Sports Co. JSC	99,590	1,962,563
	Maharah Human Resources Co., Ltd.	35,329	679,836
*	Malath Cooperative Insurance Co.	49,859	318,214
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	57,530	377,689
*	Methanol Chemicals Co.	253,369	972,978
*	Middle East Healthcare Co.	122,500	1,221,300
*	Middle East Paper Co.	105,045	688,162
	Najran Cement Co.	357,158	2,314,867
*	Nama Chemicals Co.	60,337	607,513
*	National Agriculture Development Co. (The)	185,152	2,004,392
*	National Co., for Glass Manufacturing (The)	63,808	618,389
	National Co., for Learning & Education	12,396	167,414
*	National Gas & Industrialization Co.	152,978	1,504,605
	National Gypsum	61,416	524,163
*	National Industrialization Co.	1,432,896	7,315,473
	National Medical Care Co.	100,303	1,538,190
	Northern Region Cement Co.	367,292	1,729,601
	Qassim Cement Co. (The)	76,494	1,723,799
	Saudi Airlines Catering Co.	149,903	3,041,724
	Saudi Automotive Services Co.	101,530	988,225
	Saudi Cement Co.	197,897	3,416,881
*	Saudi Ceramic Co.	155,153	2,066,657
*	Saudi Chemical Co., Holding	174,392	1,759,347
	Saudi Co. For Hardware CJSC	48,390	896,604
*	Saudi Ground Services Co.	213,600	1,988,330
	Saudi Industrial Services Co.	143,283	1,802,703
*	Saudi Marketing Co.	88,696	897,556
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	17,206	205,115
*	Saudi Printing & Packaging Co.	96,359	653,991
*	Saudi Public Transport Co.	262,610	1,696,555
*	Saudi Re for Cooperative Reinsurance Co.	170,417	643,632
*	Saudi Real Estate Co.	402,814	2,062,881
*	Saudi Research & Marketing Group	131,271	3,161,575
	Saudia Dairy & Foodstuff Co.	38,902	1,747,706
*	Seera Group Holding	642,742	3,410,519
	Southern Province Cement Co.	50,331	1,132,253
*	Tabuk Cement Co.	183,647	981,756
*	Takween Advanced Industries Co.	131,028	603,360
	Umm Al-Qura Cement Co.	119,843	1,002,351
	United Electronics Co.	130,005	4,167,679
	United International Transportation Co.	124,963	1,419,703
	United Wire Factories Co.	68,625	675,373
	Yamama Cement Co.	367,563	3,265,116
	Yanbu Cement Co.	269,904	3,091,761
	Zahrat Al Waha For Trading Co.	28,423	611,347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Zamil Industrial Investment Co.	126,053	$886,823

TOTAL SAUDI ARABIA			129,476,101

SOUTH AFRICA — (3.4%)
#	Adcock Ingram Holdings, Ltd.	155,195	462,067
*	Adcorp Holdings, Ltd.	23,064	10,054
	Advtech, Ltd.	2,805,382	2,667,474
	AECI, Ltd.	671,010	4,702,789
	African Rainbow Minerals, Ltd.	323,175	6,032,577
	Afrimat, Ltd.	214,403	716,240
	Alexander Forbes Group Holdings, Ltd.	3,790,411	997,152
#	Allied Electronics Corp., Ltd., Class A	940,823	767,861
	Alviva Holdings, Ltd.	424,406	372,695
	Astral Foods, Ltd.	147,136	1,401,530
	AVI, Ltd.	1,070,614	5,228,266
*	Barloworld, Ltd.	1,075,098	7,085,094
*	Blue Label Telecoms, Ltd.	1,809,175	536,430
# *	Brait P.L.C	3,644,346	668,888
	Cashbuild, Ltd.	98,150	2,073,053
*	Caxton and CTP Publishers and Printers, Ltd.	323,754	177,365
	City Lodge Hotels, Ltd.	1,151,953	341,733
	Coronation Fund Managers, Ltd.	707,089	2,687,616
#	Curro Holdings, Ltd.	644,651	509,531
*	DataTec, Ltd.	1,912,584	3,757,381
*	Dis-Chem Pharmacies, Ltd.	904,728	1,465,068
*	Distell Group Holdings, Ltd.	187,535	1,629,756
#	DRDGOLD, Ltd.	1,386,609	1,377,820
*	EOH Holdings, Ltd.	21,271	11,399
*	Famous Brands, Ltd.	354,323	1,413,387
*	Foschini Group, Ltd. (The)	934,267	7,409,768
*	Grand Parade Investments, Ltd.	1,258,031	240,725
*	Grindrod Shipping Holdings, Ltd.	38,439	311,940
*	Grindrod, Ltd.	2,635,904	858,057
#	Harmony Gold Mining Co., Ltd., Sponsored ADR	1,627,447	7,388,609
	Hudaco Industries, Ltd.	117,361	889,251
	Impala Platinum Holdings, Ltd.	487,870	9,116,358
	Imperial Logistics, Ltd.	597,606	1,953,695
	Investec, Ltd.	72,448	275,450
	Italtile, Ltd.	831,355	979,371
	JSE, Ltd.	366,844	2,963,796
*	KAP Industrial Holdings, Ltd.	9,913,469	2,768,925
	Lewis Group, Ltd.	582,163	1,229,080
*	Liberty Holdings, Ltd.	432,662	1,717,160
*	Life Healthcare Group Holdings, Ltd.	4,598,177	6,035,851
*	Long4Life, Ltd.	1,987,403	571,926
*	Massmart Holdings, Ltd.	430,051	1,593,508
*	Merafe Resources, Ltd.	3,009,333	132,516
	Metair Investments, Ltd.	970,090	1,521,345
	MiX Telematics, Ltd.	37,895	19,113
	MiX Telematics, Ltd., Sponsored ADR	27,358	353,192
	Momentum Metropolitan Holdings.	3,829,966	5,101,388
	Motus Holdings, Ltd.	459,916	2,882,429
	Mpact, Ltd.	1,132,046	1,750,051
	Mr. Price Group, Ltd.	250,674	3,135,903
	MultiChoice Group, Ltd.	7,672	66,025
*	Murray & Roberts Holdings, Ltd.	3,240,147	2,247,030
*	Nampak, Ltd.	2,190,570	464,811
*	Net 1 UEPS Technologies, Inc.	776	4,409
*	Netcare, Ltd.	3,444,416	3,574,035

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Northam Platinum, Ltd.	400,043	$6,879,382
	Oceana Group, Ltd.	285,133	1,362,166
*	Omnia Holdings, Ltd.	1,199,794	4,217,016
*	Pepkor Holdings, Ltd.	110,032	122,173
	Pick n Pay Stores, Ltd.	1,018,625	3,810,070
*	PPC, Ltd.	8,590,118	1,766,240
	PSG Group, Ltd.	133,441	688,852
	PSG Konsult, Ltd.	786,087	583,184
	Raubex Group, Ltd.	1,142,302	2,079,150
	RCL Foods, Ltd.	552,500	331,663
	Reunert, Ltd.	781,704	2,624,579
#	RFG Holdings, Ltd.	423,587	357,538
	Royal Bafokeng Platinum, Ltd.	518,740	3,926,836
*	Santam, Ltd.	157,806	2,788,072
*	Sappi, Ltd.	1,381,096	4,649,876
	Sibanye Stillwater, Ltd.	749,300	3,486,042
	SPAR Group, Ltd. (The)	617,202	7,791,040
*	Spur Corp., Ltd.	291,004	385,167
# *	Sun International, Ltd.	1,612,009	1,677,588
*	Super Group, Ltd.	2,069,448	4,017,899
#	Telkom SA SOC, Ltd.	1,037,185	2,808,751
	Tiger Brands, Ltd.	141,798	1,905,153
*	Tongaat Hulett Pvt, Ltd.	353,085	216,562
# *	Transaction Capital, Ltd.	1,566,095	3,541,743
	Trencor, Ltd.	903,601	258,673
	Truworths International, Ltd.	1,405,531	4,667,738
*	Tsogo Sun Gaming, Ltd.	2,064,536	924,264
*	Tsogo Sun Hotels, Ltd.	92,144	14,147
*	Wilson Bayly Holmes-Ovcon, Ltd.	348,178	2,573,747
*	Woolworths Holdings, Ltd.	1,622,416	5,504,084

TOTAL SOUTH AFRICA			190,608,338

SOUTH KOREA — (15.9%)
# *	3S Korea Co., Ltd.	197,866	503,904
	ABco Electronics Co., Ltd.	34,238	235,198
# *	Able C&C Co., Ltd.	41,842	277,369
	ABOV Semiconductor Co., Ltd.	57,340	862,731
# *	Abpro Bio Co., Ltd.	630,240	717,730
*	Actoz Soft Co., Ltd.	23,627	187,919
# *	Advanced Cosmeceutical Technology Co., Ltd.	97,584	73,691
# *	Advanced Digital Chips, Inc.	143,496	195,440
#	Advanced Nano Products Co., Ltd.	39,732	1,068,540
	Advanced Process Systems Corp.	57,054	1,445,546
	Aekyung Industrial Co., Ltd.	7,943	186,140
	Aekyung Petrochemical Co., Ltd.	52,655	674,064
# *	AeroSpace Technology of Korea, Inc.	16,794	91,020
	AfreecaTV Co., Ltd.	37,556	3,004,847
*	Agabang&Company	126,885	588,886
	Ahn-Gook Pharmaceutical Co., Ltd.	28,546	333,118
	Ahnlab, Inc.	28,943	1,709,766
	AJ Networks Co., Ltd.	73,938	369,347
*	Ajin Industrial Co., Ltd.	102,112	324,551
	AK Holdings, Inc.	22,689	630,931
*	Alpha Holdings, Inc.	8,313	33,452
# *	ALUKO Co., Ltd.	233,226	1,022,771
*	Amicogen, Inc.	19,425	594,948
*	Aminologics Co., Ltd.	303,153	740,843
# *	Amotech Co., Ltd.	31,831	867,988
# *	Anam Electronics Co., Ltd.	228,729	564,302

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Ananti, Inc.	252,759	$1,811,153
*	Anapass, Inc.	33,999	745,714
*	Anterogen Co., Ltd.	6,073	289,167
*	Apact Co., Ltd.	66,064	400,498
*	Aprogen Healthcare & Games, Inc.	348,018	231,304
# *	Aprogen KIC, Inc.	115,172	215,980
*	Aprogen pharmaceuticals, Inc.	861,356	919,348
*	APS Holdings Corp.	61,048	658,821
*	Arion Technology, Inc.	51,658	2,395
# *	Ascendio Co., Ltd.	42,080	42,559
	Asia Cement Co., Ltd.	6,157	666,819
	ASIA Holdings Co., Ltd.	4,356	504,614
	Asia Paper Manufacturing Co., Ltd.	19,706	983,351
*	Asiana Airlines, Inc.	82,372	1,102,754
#	Atec Co., Ltd.	15,058	483,349
*	A-Tech Solution Co., Ltd.	10,226	147,602
#	Atinum Investment Co., Ltd.	140,303	635,989
*	AUK Corp.	105,844	222,666
#	Aurora World Corp.	24,777	237,684
	Austem Co., Ltd.	53,159	176,166
#	Autech Corp.	107,090	1,291,489
#	Avaco Co., Ltd.	46,925	539,482
	Avatec Co., Ltd.	5,446	97,670
#	Baiksan Co., Ltd.	57,960	477,053
# *	Barun Electronics Co., Ltd.	10,909	38,432
*	Barunson Entertainment & Arts Corp.	180,998	244,246
#	Bcworld Pharm Co., Ltd.	25,475	404,193
	BGF Co., Ltd.	146,750	909,717
#	BH Co., Ltd.	103,922	1,674,841
*	Binex Co., Ltd.	126,499	3,288,010
	Binggrae Co., Ltd.	25,978	1,445,624
*	Biolog Device Co., Ltd.	126,061	349,407
# *	BioSmart Co., Ltd.	66,962	414,610
*	Biotoxtech Co., Ltd.	59,218	572,235
	BIT Computer Co., Ltd.	67,460	565,649
	Bixolon Co., Ltd.	39,816	195,303
*	Bluecom Co., Ltd.	53,146	341,653
	BNK Financial Group, Inc.	380,697	2,622,775
#	Boditech Med, Inc.	116,473	2,560,416
*	Bohae Brewery Co., Ltd.	504,472	516,571
	BoKwang Industry Co., Ltd.	66,131	425,330
#	Bolak Co., Ltd.	200,936	408,079
	Bookook Securities Co., Ltd.	14,493	329,527
#	Boryung Pharmaceutical Co., Ltd.	107,650	2,581,879
# *	Bosung Power Technology Co., Ltd.	218,995	590,246
*	Bubang Co., Ltd.	126,807	386,252
#	Bukwang Pharmaceutical Co., Ltd.	87,852	1,704,563
	Busan City Gas Co., Ltd.	8,953	506,573
	BYC Co., Ltd.	1,007	327,230
# *	BYON Co., Ltd.	278,366	337,090
	Byucksan Corp.	165,999	652,778
*	Cafe24 Corp.	17,538	513,772
*	CammSys Corp.	267,893	600,235
*	Capro Corp.	154,841	708,035
#	Caregen Co., Ltd.	19,697	1,155,198
	Cell Biotech Co., Ltd.	23,610	398,467
*	Chabiotech Co., Ltd.	79,908	1,353,248
	Changhae Ethanol Co., Ltd.	22,759	275,021
*	Charm Engineering Co., Ltd.	192,226	271,758

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Cheil Bio Co., Ltd.	22,914	$69,139
	Cheil Worldwide, Inc.	140,002	2,757,128
*	Chemon, Inc.	44,750	171,542
#	Chemtronics Co., Ltd.	52,337	1,246,274
#	Cheryong Electric Co., Ltd.	59,212	334,104
# *	ChinHung International, Inc.	129,928	292,582
	Chinyang Holdings Corp.	106,598	287,824
# *	Choa Pharmaceutical Co.	122,325	468,059
	Chokwang Leather Co., Ltd.	607	29,901
	Chokwang Paint, Ltd.	20,012	142,691
	Chong Kun Dang Pharmaceutical Corp.	15,250	1,897,555
	Chongkundang Holdings Corp.	14,049	1,360,120
#	Choong Ang Vaccine Laboratory	32,827	533,290
# *	Chorokbaem Media Co., Ltd.	484,198	1,027,516
	Chosun Refractories Co., Ltd.	6,866	553,971
#	Chunbo Co., Ltd.	3,555	576,324
#	Chungdahm Learning, Inc.	20,080	481,010
# *	CJ CGV Co., Ltd.	93,784	2,195,073
*	CJ Freshway Corp.	30,839	662,622
# *	CJ Seafood Corp.	108,137	427,075
	CKD Bio Corp.	15,640	1,041,062
	Classys, Inc.	27,839	365,981
#	Clean & Science Co., Ltd.	20,735	466,147
#	CLIO Cosmetics Co., Ltd.	26,496	544,760
# *	Cloud Air Co., Ltd.	128,993	187,566
*	CMG Pharmaceutical Co., Ltd.	518,599	2,027,414
# *	CNT85, Inc.	2,905	715
	Com2uSCorp.	24,272	3,205,803
	Commax Co., Ltd.	54,691	300,635
# *	Coreana Cosmetics Co., Ltd.	130,046	545,852
*	Corentec Co., Ltd.	254	4,166
*	CORESTEM, Inc.	22,616	351,555
	Cosmax BTI, Inc.	13,075	198,546
*	COSMAX NBT, Inc.	53,231	479,757
*	Cosmax, Inc.	32,313	3,514,897
# *	Cosmecca Korea Co., Ltd.	23,478	335,102
*	CosmoAM&T Co., Ltd.	100,230	2,373,928
*	Cosmochemical Co., Ltd.	84,987	916,014
	Cowell Fashion Co., Ltd.	139,522	829,213
# *	Creative & Innovative System	187,522	2,145,166
	Crown Confectionery Co., Ltd.	22,265	281,806
	CROWNHAITAI Holdings Co., Ltd.	25,793	296,197
*	CrystalGenomics, Inc.	33,538	247,706
	CS Wind Corp.	1,175	80,723
# *	CTC BIO, Inc.	149,452	947,129
	Cuckoo Holdings Co., Ltd.	6,753	852,399
	Cuckoo Homesys Co., Ltd.	32,454	1,228,632
*	Curexo, Inc.	9,054	89,311
# *	Curo Co., Ltd.	641,491	348,862
	Cymechs, Inc.	31,198	682,894
	D.I Corp.	107,396	754,386
# *	DA Technology Co., Ltd.	60,673	320,970
	Dae Han Flour Mills Co., Ltd.	4,487	644,940
	Dae Hwa Pharmaceutical Co., Ltd.	57,759	626,169
	Dae Hyun Co., Ltd.	102,719	236,062
	Dae Won Chemical Co., Ltd.	92,010	226,463
	Dae Won Kang Up Co., Ltd.	165,207	627,626
# *	Dae Young Packaging Co., Ltd.	248,153	620,619
#	Daea TI Co., Ltd.	295,618	1,461,416

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Daebongls Co., Ltd.	29,867	$285,561
# *	Daechang Co., Ltd.	290,712	641,576
	Daechang Forging Co., Ltd.	26,733	211,562
	Daedong Corp.	67,150	643,670
	Daeduck Co., Ltd.	64,469	415,639
	Daeduck Electronics Co., Ltd.	99,329	1,357,611
# *	Daehan New Pharm Co., Ltd.	46,120	481,083
	Daehan Steel Co., Ltd.	52,090	987,278
*	Dae-Il Corp.	8,506	34,714
#	Daejoo Electronic Materials Co., Ltd.	53,650	2,423,722
	Daekyo Co., Ltd.	59,377	232,310
	Daelim B&Co Co., Ltd.	44,437	296,224
*	Daemyung Sonoseason Co., Ltd.	300,314	371,508
	Daeryuk Can Co., Ltd.	12,389	68,704
	Daesang Corp.	98,489	2,284,842
	Daesang Holdings Co., Ltd.	55,011	553,144
	Daesung Energy Co., Ltd.	35,012	177,424
	Daesung Holdings Co., Ltd.	22,489	659,510
*	Daesung Industrial Co., Ltd.	83,195	340,894
# *	Daewon Cable Co., Ltd.	267,262	355,820
*	Daewon Media Co., Ltd.	35,199	1,092,287
	Daewon Pharmaceutical Co., Ltd.	76,596	1,157,332
	Daewon San Up Co., Ltd.	55,250	406,470
# *	Daewoo Electronic Components Co., Ltd.	175,033	391,488
*	Daewoo Engineering & Construction Co., Ltd.	160,977	1,064,704
	Daewoong Co., Ltd.	15,835	514,370
#	Daewoong Pharmaceutical Co., Ltd.	8,594	1,024,875
*	Dahaam E-Tec Co., Ltd.	2,100	62,301
	Daihan Pharmaceutical Co., Ltd.	22,490	830,891
	Daishin Securities Co., Ltd.	139,591	2,428,901
*	Daiyang Metal Co., Ltd.	2,014	7,990
*	Danal Co., Ltd.	236,353	1,637,505
#	Danawa Co., Ltd.	32,398	883,998
	Daou Data Corp.	64,916	779,247
	Daou Technology, Inc.	113,654	2,708,386
# *	Dasan Networks, Inc.	140,990	1,213,362
#	Dawonsys Co., Ltd.	120,285	2,084,906
# *	Dayou Automotive Seat Technology Co., Ltd.	283,403	316,740
*	Dayou Plus Co., Ltd.	354,517	371,489
	DB Financial Investment Co., Ltd.	134,387	856,037
	DB HiTek Co., Ltd.	37,963	1,874,771
*	DB, Inc.	546,644	456,090
	DCM Corp.	22,097	306,531
#	Dentium Co., Ltd.	31,475	1,682,944
#	Deutsch Motors, Inc.	102,165	709,852
# *	Development Advance Solution Co., Ltd.	39,144	182,646
*	Dexter Studios Co., Ltd.	7,066	43,967
	DGB Financial Group, Inc.	644,591	5,127,929
	DHP Korea Co., Ltd.	48,800	359,552
	DI Dong Il Corp.	7,581	1,235,187
	Digital Chosun Co., Ltd.	144,719	494,681
	Digital Daesung Co., Ltd.	65,314	465,390
#	Digital Power Communications Co., Ltd.	138,680	1,739,477
# *	DIO Corp.	47,102	1,724,148
	Display Tech Co., Ltd.	52,616	228,924
	DL Construction Co., Ltd.	26,871	855,419
	DL Holdings Co., Ltd.	17,227	1,459,705
	DMS Co., Ltd.	93,018	713,586
#	DNF Co., Ltd.	38,211	822,070

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dohwa Engineering Co., Ltd.	60,443	$501,335
	Dong A Eltek Co., Ltd.	19,652	182,557
	Dong Ah Tire & Rubber Co., Ltd.	38,282	413,826
	Dong-A Socio Holdings Co., Ltd.	16,055	1,780,289
	Dong-A ST Co., Ltd.	22,300	1,678,059
	Dong-Ah Geological Engineering Co., Ltd.	32,330	528,677
# *	Dongbang Transport Logistics Co., Ltd.	25,627	155,969
	Dongbu Corp.	41,743	479,720
	Dongil Industries Co., Ltd.	4,769	385,794
	Dongjin Semichem Co., Ltd.	150,759	4,152,291
	DongKook Pharmaceutical Co., Ltd.	107,346	2,729,995
	Dongkuk Industries Co., Ltd.	161,706	601,800
	Dongkuk Steel Mill Co., Ltd.	258,512	5,537,066
	Dongkuk Structures & Construction Co., Ltd.	129,912	702,896
	Dongsung Chemical Co., Ltd.	148,124	841,738
	Dongsung Finetec Co., Ltd.	74,289	887,178
*	Dongsung Pharmaceutical Co., Ltd.	8,068	84,190
*	Dongwha Enterprise Co., Ltd.	22,095	1,429,191
	Dongwha Pharm Co., Ltd.	92,411	1,274,693
	Dongwon Development Co., Ltd.	200,297	1,155,768
	Dongwon F&B Co., Ltd.	5,648	1,030,903
	Dongwon Industries Co., Ltd.	6,119	1,483,516
#	Dongwon Systems Corp.	25,142	976,574
*	Dongwoo Farm To Table Co., Ltd.	64,179	199,098
	Dongyang E&P, Inc.	19,653	328,136
# *	Dongyang Steel Pipe Co., Ltd.	495,999	778,245
	Doosan Co., Ltd.	22,914	1,299,595
*	Doosan Infracore Co., Ltd.	489,348	4,740,019
	DoubleUGames Co., Ltd.	41,843	2,389,699
	Douzone Bizon Co., Ltd.	2,597	196,235
	DRB Holding Co., Ltd.	20,458	129,225
# *	Dreamus Co.	92,588	476,226
	Drgem Corp.	2,230	28,931
# *	DRTECH Corp.	175,505	254,131
*	DSK Co., Ltd.	6,892	40,269
	DTR Automotive Corp.	17,056	493,783
# *	Duk San Neolux Co., Ltd.	50,255	1,941,082
	DY Corp.	72,294	367,936
	DY POWER Corp.	34,233	598,895
# *	E& Corp. Co., Ltd.	55,828	619,633
	E1 Corp.	18,640	769,517
	Eagon Industrial, Ltd.	17,740	225,377
#	Easy Bio, Inc.	111,330	843,002
#	Easy Holdings Co., Ltd.	212,980	944,873
	EBEST Investment & Securities Co., Ltd.	14,685	111,161
#	Echo Marketing, Inc.	11,312	238,417
*	EcoBio Holdings Co., Ltd.	40,689	302,904
	Ecopro Co., Ltd.	88,695	5,964,297
	e-Credible Co., Ltd.	18,917	360,653
#	Eehwa Construction Co., Ltd.	63,944	391,863
# *	EG Corp.	28,304	272,059
# *	Ehwa Technologies Information Co., Ltd.	3,284,906	747,140
# *	Elcomtec Co., Ltd.	135,002	168,840
#	Elentec Co., Ltd.	76,987	531,824
# *	EMKOREA Co., Ltd.	136,418	616,636
# *	EM-Tech Co., Ltd.	58,360	1,057,239
# *	EMW Co., Ltd.	204,411	95,788
*	Enex Co., Ltd.	106,249	199,851
	ENF Technology Co., Ltd.	39,941	1,396,865

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Enplus Co., Ltd.	7,607	$25,289
	Eo Technics Co., Ltd.	38,726	4,065,711
	Estechpharma Co., Ltd.	42,421	439,331
*	ESTsoft Corp.	27,672	234,308
# *	E-TRON Co., Ltd.	1,491,477	1,344,431
*	Eubiologics Co., Ltd.	31,060	843,574
	Eugene Corp.	211,561	1,103,116
	Eugene Investment & Securities Co., Ltd.	270,932	1,130,042
#	Eugene Technology Co., Ltd.	66,860	2,868,188
	Eusu Holdings Co., Ltd.	59,047	444,804
*	Ewon Comfortech Co., Ltd.	3,634	27,256
*	Exax, Inc.	13,599	18,628
*	Exem Co., Ltd.	92,152	406,755
#	F&F Co., Ltd.	14,355	2,322,920
	Farmsco	66,345	493,409
	FarmStory Co., Ltd.	168,511	340,168
	Fine Semitech Corp.	39,942	1,014,044
*	Fine Technix Co., Ltd.	4,883	28,017
# *	Firstec Co., Ltd.	144,572	319,122
*	FNC Entertainment Co., Ltd.	3,147	16,449
*	Foosung Co., Ltd.	229,656	2,116,635
	Fursys, Inc.	14,385	587,637
*	Futurestream Networks Co., Ltd.	16,175	19,275
# *	G.U.ON Co., Ltd.	149,142	56,564
	Gabia, Inc.	44,165	589,858
# *	GAEASOFT	14,744	296,530
#	Galaxia Moneytree Co., Ltd.	63,004	408,103
*	Gamevil, Inc.	21,677	823,688
	Gaon Cable Co., Ltd.	9,381	250,423
*	Gemvaxlink Co., Ltd.	291,934	416,137
*	Genie Music Corp.	141,523	770,690
	Geumhwa PSC Co., Ltd.	6,842	200,661
*	GMB Korea Corp.	35,866	240,276
*	GNCO Co., Ltd.	339,706	276,955
#	GOLFZON Co., Ltd.	13,390	1,129,384
	Golfzon Newdin Holdings Co., Ltd.	91,261	606,337
# *	Good People Co., Ltd.	225,318	213,701
*	Grand Korea Leisure Co., Ltd.	82,487	1,210,069
	Green Cross Cell Corp.	29,348	1,103,744
	Green Cross Holdings Corp.	79,061	2,590,313
#	Green Cross LabCell Corp.	7,267	676,840
*	Green Cross Medical Science Corp.	17,495	176,744
*	Green Non-Life Insurance Co., Ltd.	22,357	0
*	GS Global Corp.	205,551	522,565
	GS Home Shopping, Inc.	19,246	2,566,363
	Gwangju Shinsegae Co., Ltd.	2,830	438,473
	Hae In Corp.	4,066	27,241
	HAESUNG DS Co., Ltd.	39,224	1,220,539
	Haesung Industrial Co., Ltd.	6,675	87,116
#	Haimarrow Food Service Co., Ltd.	169,271	543,602
	Haitai Confectionery & Foods Co., Ltd.	40,008	347,358
	Halla Corp.	100,614	536,761
	Halla Holdings Corp.	35,290	1,289,554
*	Han Chang Corp.	175,437	184,795
#	Han Kuk Carbon Co., Ltd.	126,255	1,451,531
*	Hana Micron, Inc.	110,153	1,422,171
# *	Hana Tour Service, Inc.	40,706	2,404,983
*	Hanall Biopharma Co., Ltd.	29,447	607,744
	HanChang Paper Co., Ltd.	14,488	30,980

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Hancom MDS, Inc.	24,878	$353,313
*	Hancom, Inc.	72,011	1,186,824
	Handok, Inc.	39,121	1,015,742
	Handsome Co., Ltd.	59,495	2,315,729
#	Hanil Holdings Co., Ltd.	44,195	539,796
	Hanil Hyundai Cement Co., Ltd.	13,956	516,409
# *	Hanjin Heavy Industries & Construction Co., Ltd.	153,060	1,194,703
	Hanjin Transportation Co., Ltd.	40,772	1,442,545
	Hankook & Company Co., Ltd.	4,111	68,586
*	Hankook Corp., Inc.	9,559	454
# *	Hankook Cosmetics Manufacturing Co., Ltd.	8,751	270,457
	Hankook Shell Oil Co., Ltd.	3,099	741,853
	Hankook Synthetics, Inc.	550	0
	Hanla IMS Co., Ltd.	15,971	113,497
#	Hanmi Semiconductor Co., Ltd.	104,946	3,230,144
	HanmiGlobal Co., Ltd.	31,164	332,262
*	Hans Biomed Corp.	35,284	448,904
	Hansae Co., Ltd.	86,688	1,893,421
	Hansae Yes24 Holdings Co., Ltd.	45,615	361,938
	Hanshin Construction	36,052	865,884
	Hanshin Machinery Co.	91,006	181,097
	Hansol Chemical Co., Ltd.	35,006	7,747,979
	Hansol Holdings Co., Ltd.	144,162	581,417
# *	Hansol HomeDeco Co., Ltd.	255,321	465,400
	Hansol Paper Co., Ltd.	70,349	984,005
*	Hansol Technics Co., Ltd.	116,249	1,035,998
#	Hanssem Co., Ltd.	4,250	426,267
	Hanwha Aerospace Co., Ltd.	76,650	2,647,532
	Hanwha Corp.	64,206	1,768,690
*	Hanwha General Insurance Co., Ltd.	259,090	1,110,619
*	Hanwha Investment & Securities Co., Ltd.	463,500	2,164,219
	Hanwha Life Insurance Co., Ltd.	655,542	2,061,212
	Hanyang Eng Co., Ltd.	48,816	791,883
	Hanyang Securities Co., Ltd.	37,231	475,378
*	Harim Co., Ltd.	208,696	598,321
#	Harim Holdings Co., Ltd.	145,706	1,231,862
#	HB Technology Co., Ltd.	271,906	811,816
	HDC Hyundai Development Co. Engineering & Construction, Class E	103,857	2,602,899
	HDC Hyundai Engineering Plastics Co., Ltd.	50,887	270,429
#	HDC I-Controls Co., Ltd.	24,719	237,072
*	Helixmith Co., Ltd.	51,227	1,429,224
# *	Heung-A Shipping Co., Ltd.	729,772	31,737
*	Heungkuk Fire & Marine Insurance Co., Ltd.	251,881	1,013,531
*	HFR, Inc.	14,333	265,246
	High Tech Pharm Co., Ltd.	9,245	148,219
	Hite Jinro Co., Ltd.	59,709	1,866,042
#	Hitejinro Holdings Co., Ltd.	27,709	397,033
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	130,384	582,254
# *	HLB Life Science Co., Ltd.	215,298	2,094,989
*	HLB POWER Co., Ltd.	64,725	98,394
	HLscience Co., Ltd.	3,143	122,110
*	HNT Electronics Co., Ltd.	55,565	17,983
*	Home Center Holdings Co., Ltd.	427,427	410,227
# *	Homecast Co., Ltd.	143,591	386,855
	HS Industries Co., Ltd.	173,247	1,258,861
*	HSD Engine Co., Ltd.	87,801	782,435
	Huchems Fine Chemical Corp.	78,515	1,527,732
*	Hugel, Inc.	9,512	1,575,348
*	Humasis Co., Ltd.	52,128	1,148,711

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Humax Co., Ltd.	42,751	$172,901
	Humedix Co., Ltd.	25,895	905,351
*	Huneed Technologies	34,054	257,190
#	Huons Co., Ltd.	34,834	2,368,306
	Huons Global Co., Ltd.	30,905	2,057,555
#	Huvis Corp.	67,616	639,406
	Huvitz Co., Ltd.	39,547	317,586
	Hwa Shin Co., Ltd.	48,675	211,932
	Hwacheon Machine Tool Co., Ltd.	4,961	173,358
*	Hwail Pharm Co., Ltd.	160,089	652,269
	Hwangkum Steel & Technology Co., Ltd.	46,950	405,713
	Hwaseung Corp.Co., Ltd.	126,457	239,221
	Hwaseung Enterprise Co., Ltd.	71,812	1,186,790
*	Hwaseung R&A Co., Ltd.	51,059	293,315
	HwaSung Industrial Co., Ltd.	45,010	529,207
	Hy-Lok Corp.	37,211	638,133
*	Hyosung Advanced Materials Corp.	4,480	1,540,039
*	Hyosung Chemical Corp.	3,102	1,124,152
	Hyosung Corp.	7,523	670,642
*	Hyosung Heavy Industries Corp.	1,710	107,030
	Hyosung TNC Corp.	7,550	4,888,052
	HyosungITX Co., Ltd.	16,612	293,138
# *	Hyulim Robot Co., Ltd.	303,281	312,052
#	Hyundai Bioland Co., Ltd.	88,938	1,802,084
# *	Hyundai Bioscience Co., Ltd.	145,512	5,437,160
	Hyundai BNG Steel Co., Ltd.	41,421	972,019
*	Hyundai Construction Equipment Co., Ltd.	54,680	2,731,950
	Hyundai Corp.Holdings, Inc.	30,030	402,592
#	Hyundai Corp.	37,567	723,404
	Hyundai Department Store Co., Ltd.	46,770	3,889,339
*	Hyundai Electric & Energy System Co., Ltd.	50,960	1,003,270
	Hyundai Elevator Co., Ltd.	72,251	2,938,391
#	Hyundai Ezwel Co., Ltd.	82,435	731,636
	Hyundai Futurenet Co., Ltd.	197,961	805,770
	Hyundai Greenfood Co., Ltd.	202,636	1,768,601
	Hyundai Home Shopping Network Corp.	27,622	1,953,317
	Hyundai HT Co., Ltd.	8,282	77,047
	Hyundai Livart Furniture Co., Ltd.	53,958	867,876
	Hyundai Marine & Fire Insurance Co., Ltd.	153,436	3,349,803
*	Hyundai Mipo Dockyard Co., Ltd.	23,092	1,772,753
	Hyundai Motor Securities Co., Ltd.	76,683	972,190
#	Hyundai Pharmaceutical Co., Ltd.	96,966	593,537
# *	Hyundai Rotem Co., Ltd.	200,316	3,620,687
	Hyundai Wia Corp.	72,651	4,533,271
#	HyVision System, Inc.	58,211	702,809
*	I&C Technology Co., Ltd.	56,987	229,385
#	i3system, Inc.	21,257	395,714
*	iA, Inc.	1,046,999	1,264,727
#	ICD Co., Ltd.	62,959	891,515
*	Icure Pharm, Inc.	2,692	118,405
	IDIS Holdings Co., Ltd.	1,320	15,755
# *	IHQ, Inc.	318,701	662,459
*	Il Dong Pharmaceutical Co., Ltd.	48,363	671,321
#	Iljin Diamond Co., Ltd.	33,103	1,233,102
*	Iljin Display Co., Ltd.	96,082	412,126
	Iljin Electric Co., Ltd.	81,571	306,872
#	Iljin Holdings Co., Ltd.	90,465	448,994
	Ilshin Spinning Co., Ltd.	6,575	596,993
# *	Ilshin Stone Co., Ltd.	206,774	380,623

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	ilShinbiobase Co., Ltd.	153,975	$799,704
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	313,575
	Ilyang Pharmaceutical Co., Ltd.	59,729	2,045,236
	iMarketKorea, Inc.	74,129	811,887
	InBody Co., Ltd.	48,341	888,557
# *	INCON Co., Ltd.	63,380	139,720
# *	Incross Co., Ltd.	17,970	903,932
# *	Infinitt Healthcare Co., Ltd.	60,954	401,437
*	Infinity NT Co., Ltd.	414,534	271,952
	INITECH Co., Ltd.	34,978	174,452
	Innocean Worldwide, Inc.	42,388	2,282,318
	InnoWireless, Inc.	21,703	871,775
# *	Innox Advanced Materials Co., Ltd.	35,288	1,768,904
# *	Inscobee, Inc.	448,090	1,212,804
# *	Insun ENT Co., Ltd.	125,683	1,542,467
	Intekplus Co., Ltd.	1,719	38,122
	Intellian Technologies, Inc.	8,711	509,674
	Intelligent Digital Integrated Security Co., Ltd.	25,863	643,099
# *	Interflex Co., Ltd.	61,987	667,002
#	Interojo Co., Ltd.	42,753	933,114
	Interpark Corp.	265,024	1,090,955
	INTOPS Co., Ltd.	50,901	1,382,157
# *	iNtRON Biotechnology, Inc.	35,740	735,695
	INZI Display Co., Ltd.	20,792	64,559
# *	Iones Co., Ltd.	71,025	521,806
	IS Dongseo Co., Ltd.	62,228	3,728,102
	ISC Co., Ltd.	45,161	916,974
	i-SENS, Inc.	41,405	1,055,658
	ISU Chemical Co., Ltd.	85,119	1,030,462
*	IsuPetasys Co., Ltd.	123,822	445,686
	It’s Hanbul Co., Ltd.	24,577	569,969
*	Jahwa Electronics Co., Ltd.	50,494	910,850
	JASTECH, Ltd.	43,383	288,686
*	Jayjun Cosmetic Co., Ltd.	142,876	252,426
	JB Financial Group Co., Ltd.	534,217	3,504,899
#	JC Chemical Co., Ltd.	11,668	82,895
#	JC Hyun System, Inc.	53,498	392,363
*	Jcontentree Corp.	23,701	993,105
	Jeil Pharmaceutical Co., Ltd.	5,220	203,796
*	Jeju Air Co., Ltd.	57,829	1,248,145
*	Jeju Semiconductor Corp.	124,855	750,188
# *	Jeongsan Aikang Co., Ltd.	126,662	246,147
	Jinro Distillers Co., Ltd.	7,784	223,588
	Jinsung T.E.C	46,797	635,604
	JLS Co., Ltd.	45,466	275,471
*	JNK Heaters Co., Ltd.	52,520	339,166
*	JoyCity Corp.	19,611	172,124
	JS Corp.	25,839	490,830
# *	Jusung Engineering Co., Ltd.	178,294	2,127,256
	JVM Co., Ltd.	23,322	394,066
	JW Holdings Corp.	175,110	754,403
#	JW Life Science Corp.	36,443	636,905
#	JW Pharmaceutical Corp.	61,888	1,617,494
*	JW Shinyak Corp.	56,118	258,522
#	JYP Entertainment Corp.	111,262	3,282,012
# *	Kanglim Co., Ltd.	152,155	368,583
	Kangnam Jevisco Co., Ltd.	14,797	393,255
*	Kangstem Biotech Co., Ltd.	36,730	225,462
#	KAON Media Co., Ltd.	73,042	817,573

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KC Co., Ltd.	30,758	$793,391
*	KC Cottrell Co., Ltd.	49,690	335,732
	KC Green Holdings Co., Ltd.	60,480	246,390
	KC Tech Co., Ltd.	48,189	1,295,226
	KCC Corp.	10,020	2,811,102
	KCC Engineering & Construction Co., Ltd.	36,099	349,975
	KCC Glass Corp.	26,167	1,396,976
	KCI, Ltd.	23,655	203,190
	KCO Energy, Inc.	120	0
# *	KEC Corp.	384,550	760,119
	KEPCO Engineering & Construction Co., Inc.	62,565	2,155,562
	KEPCO Plant Service & Engineering Co., Ltd.	45,946	1,399,639
*	KEYEAST Co., Ltd.	58,751	789,221
#	Kginicis Co., Ltd.	74,270	1,332,631
	KGMobilians Co., Ltd.	78,729	764,125
*	KH Electron Co., Ltd.	208,977	220,972
*	KH FEELUX Co., Ltd.	370,756	1,261,150
# *	KH Vatec Co., Ltd.	69,748	1,319,119
*	KineMaster Corp.	1,212	58,576
	KINX, Inc.	14,677	911,147
	KISCO Corp.	85,062	901,036
	KISCO Holdings Co., Ltd.	39,790	704,298
	KISWIRE, Ltd.	48,447	1,182,097
	KL-Net Corp.	61,091	187,927
#	KM Corp.	34,364	356,036
*	KMH Co., Ltd.	96,641	1,001,741
# *	KMW Co., Ltd.	57,420	2,953,938
	Kocom Co., Ltd.	30,712	196,573
#	Koentec Co., Ltd.	88,341	719,588
	Koh Young Technology, Inc.	248,317	6,186,032
	Kolmar BNH Co., Ltd.	33,466	1,525,029
	Kolmar Korea Co., Ltd.	69,539	3,484,343
	Kolmar Korea Holdings Co., Ltd.	32,252	846,536
	Kolon Corp.	27,737	789,460
#	Kolon Global Corp.	29,832	646,134
#	Kolon Industries, Inc.	79,866	4,321,520
*	Kolon Plastic, Inc.	60,456	353,536
	Komelon Corp.	21,175	246,390
	KoMiCo, Ltd.	29,554	1,697,109
	Kopla Co., Ltd.	76,189	396,463
#	Korea Alcohol Industrial Co., Ltd.	57,156	751,612
	Korea Asset In Trust Co., Ltd.	230,553	959,308
	Korea Cast Iron Pipe Industries Co., Ltd.	50,364	469,681
# *	Korea Circuit Co., Ltd.	51,521	589,030
	Korea District Heating Corp.	13,778	526,107
	Korea Electric Terminal Co., Ltd.	24,601	1,638,123
	Korea Electronic Certification Authority, Inc.	76,475	518,249
	Korea Electronic Power Industrial Development Co., Ltd.	62,193	280,979
	Korea Export Packaging Industrial Co., Ltd.	5,621	125,144
	Korea Flange Co., Ltd.	70,591	192,024
# *	Korea Information & Communications Co., Ltd.	24,722	197,867
	Korea Information Certificate Authority, Inc.	80,743	490,533
*	Korea Line Corp.	566,496	1,793,903
# *	Korea Materials & Analysis Corp.	145,937	522,357
	Korea Petrochemical Ind Co., Ltd.	14,726	4,141,614
	Korea Real Estate Investment & Trust Co., Ltd.	655,236	1,361,146
#	Korea United Pharm, Inc.	42,581	1,995,896
	Korean Reinsurance Co.	362,651	2,987,191
	Kortek Corp.	40,078	390,257

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	KPM Tech Co., Ltd.	113,288	$294,989
	KPX Chemical Co., Ltd.	9,201	584,483
*	KSIGN Co., Ltd.	220,369	374,366
	KSS LINE, Ltd.	66,599	743,584
*	KT Hitel Co., Ltd.	69,415	770,307
	KT Skylife Co., Ltd.	97,894	778,953
#	KT Submarine Co., Ltd.	64,182	358,273
	KTB Investment & Securities Co., Ltd.	197,713	1,030,427
#	KTCS Corp.	149,693	387,137
	Ktis Corp.	123,991	318,343
# *	Kuk Young G&M	167,197	421,721
	Kukbo Design Co., Ltd.	13,600	279,679
	Kukdo Chemical Co., Ltd.	9,526	772,376
#	Kukdong Oil & Chemicals Co., Ltd.	76,171	364,810
# *	Kuk-il Paper Manufacturing Co., Ltd.	412,206	2,329,750
# *	Kum Yang Co., Ltd.	95,714	433,269
# *	Kumho Tire Co., Inc.	405,533	1,463,566
	KUMHOE&C Co., Ltd.	82,952	747,864
	Kumkang Kind Co., Ltd.	62,740	357,201
	Kwang Dong Pharmaceutical Co., Ltd.	152,957	1,226,255
	Kwang Myung Electric Co., Ltd.	159,899	390,305
#	Kyeryong Construction Industrial Co., Ltd.	31,006	954,095
	Kyobo Securities Co., Ltd.	73,316	553,094
	Kyongbo Pharmaceutical Co., Ltd.	54,947	701,422
	Kyung Dong Navien Co., Ltd.	33,244	1,645,046
	Kyung Nong Corp.	25,417	333,498
#	Kyungbang Co., Ltd.	47,694	562,610
	KyungDong City Gas Co., Ltd.	14,614	307,441
	Kyungdong Pharm Co., Ltd.	73,304	680,525
	Kyung-In Synthetic Corp.	138,849	856,021
	L&C Bio Co., Ltd.	8,003	234,684
	L&F Co., Ltd.	59,903	4,852,458
*	LabGenomics Co., Ltd.	49,913	1,117,463
*	Lake Materials Co., Ltd.	9,106	32,062
#	LB Semicon, Inc.	141,058	1,738,779
	Leadcorp, Inc. (The)	79,163	634,139
*	Leaders Cosmetics Co., Ltd.	7,880	28,842
	LEENO Industrial, Inc.	15,458	2,253,189
*	Leenos Corp.	73,526	102,580
	LF Corp.	84,782	1,379,647
	LG Hausys, Ltd.	27,474	2,239,550
	LG HelloVision Co., Ltd.	144,411	690,625
	LG International Corp.	126,161	3,483,751
	LIG Nex1 Co., Ltd.	51,683	1,835,559
	Lion Chemtech Co., Ltd.	33,546	319,490
#	LMS Co., Ltd.	20,005	190,827
*	Lock & Lock Co., Ltd.	89,032	1,224,759
# *	Longtu Korea, Inc.	78,693	451,853
	LOT Vacuum Co., Ltd.	45,136	696,606
	Lotte Chilsung Beverage Co., Ltd.	15,682	1,970,856
	Lotte Confectionery Co., Ltd.	3,088	376,722
	LOTTE Fine Chemical Co., Ltd.	82,293	5,003,944
	Lotte Food Co., Ltd.	1,943	683,295
	LOTTE Himart Co., Ltd.	43,803	1,524,825
# *	Lotte Non-Life Insurance Co., Ltd.	262,386	439,943
# *	Lotte Tour Development Co., Ltd.	73,567	1,214,932
	LS Cable & System Asia, Ltd.	42,484	305,686
#	LS Corp.	30,860	2,020,367
	LS Electric Co., Ltd.	6,961	354,904

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Lumens Co., Ltd.	195,828	$242,940
*	Lutronic Corp.	96,909	1,010,941
*	LVMC Holdings	264,921	873,724
	Maeil Dairies Co., Ltd.	3,867	259,256
	Maeil Holdings Co., Ltd.	22,787	204,683
# *	Maniker Co., Ltd.	577,058	381,901
#	Mcnex Co., Ltd.	57,775	2,478,942
#	ME2ON Co., Ltd.	114,316	691,771
#	Mediana Co., Ltd.	24,865	382,793
# *	Medience Co., Ltd.	53,361	297,423
*	Medipost Co., Ltd.	20,716	631,383
#	Medy-Tox, Inc.	10,861	1,701,391
# *	Meerecompany, Inc.	18,431	623,505
#	MegaStudy Co., Ltd.	34,794	420,354
#	MegaStudyEdu Co., Ltd.	37,221	1,931,666
	Meritz Financial Group, Inc.	26,026	418,100
	Meritz Fire & Marine Insurance Co., Ltd.	112,747	2,021,024
	META BIOMED Co., Ltd.	84,496	207,953
*	Mgame Corp.	82,559	613,169
	Mi Chang Oil Industrial Co., Ltd.	3,145	229,764
*	MiCo, Ltd.	120,402	1,581,982
	Minwise Co., Ltd.	38,718	614,002
	Mirae Asset Life Insurance Co., Ltd.	298,276	1,076,748
*	Mirae Corp.	12,807	177,768
	Miwon Chemicals Co., Ltd.	3,853	268,907
	Miwon Commercial Co., Ltd.	5,072	986,307
	Miwon Specialty Chemical Co., Ltd.	7,441	1,170,264
	MK Electron Co., Ltd.	69,927	715,221
*	MNTech Co., Ltd.	82,096	339,672
# *	Mobile Appliance, Inc.	145,964	578,285
# *	Modetour Network, Inc.	65,074	1,318,027
#	Monalisa Co., Ltd.	93,336	432,717
#	MonAmi Co., Ltd.	104,161	524,234
	Moorim P&P Co., Ltd.	108,587	517,931
	Moorim Paper Co., Ltd.	110,030	280,881
#	Motonic Corp.	40,895	468,234
*	MP Group, Inc.	151,072	121,553
#	MS Autotech Co., Ltd.	120,025	921,446
	Muhak Co., Ltd.	56,713	413,864
#	Multicampus Co., Ltd.	10,891	328,857
# *	MyungMoon Pharm Co., Ltd.	128,892	636,425
	Nam Hwa Construction Co., Ltd.	30,178	297,428
#	Namhae Chemical Corp.	114,003	941,410
*	NamKwang Engineering & Construction Co., Ltd.	2,218	29,916
# *	Namsun Aluminum Co., Ltd.	285,935	998,315
*	Namu Tech Co., Ltd.	16,659	46,233
# *	Namuga Co., Ltd.	36,468	298,577
	Namyang Dairy Products Co., Ltd.	1,212	351,132
*	NanoenTek, Inc.	90,213	861,756
	Nasmedia Co., Ltd.	19,432	614,970
# *	Nature & Environment Co., Ltd.	301,292	408,127
*	Naturecell Co., Ltd.	132,386	1,158,565
*	NDFOS Co., Ltd.	42,482	248,339
	NeoPharm Co., Ltd.	23,617	733,517
*	Neowiz	65,017	1,380,546
*	Neowiz Holdings Corp.	19,937	618,597
# *	NEPES Corp.	80,973	2,893,009
#	New Power Plasma Co., Ltd.	114,939	663,133
	Newtree Co., Ltd.	2,760	83,592

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nexen Corp.	108,320	$483,153
	Nexen Tire Corp.	166,946	1,311,615
*	Nexon GT Co., Ltd.	5,993	78,560
# *	Next Entertainment World Co., Ltd.	74,614	811,717
# *	Next Science Co., Ltd.	13,106	253,812
#	NextEye Co., Ltd.	197,968	250,638
*	Nexturnbioscience Co., Ltd.	15,192	265,253
*	NHN Corp.	17,955	1,174,931
# *	NHN KCP Corp.	68,835	3,150,797
*	NIBEC Co., Ltd.	6,411	193,580
	NICE Holdings Co., Ltd.	97,642	1,692,348
	Nice Information & Telecommunication, Inc.	24,833	702,198
	NICE Information Service Co., Ltd.	157,513	3,092,983
	NICE Total Cash Management Co., Ltd.	64,820	384,929
*	NK Co., Ltd.	328,158	381,211
	Nong Shim Holdings Co., Ltd.	9,009	638,966
	Nong Woo Bio Co., Ltd.	34,997	407,590
	NongShim Co., Ltd.	6,662	1,704,764
	Noroo Holdings Co., Ltd.	9,344	123,239
	NOROO Paint & Coatings Co., Ltd.	39,524	486,065
	NPC	66,771	264,379
	NS Shopping Co., Ltd.	61,077	687,363
*	nTels Co., Ltd.	37,498	265,361
*	NuriFlex Co., Ltd.	17,628	114,716
*	NUVOTEC Co., Ltd.	153,125	209,513
	Oceanbridge Co., Ltd.	19,278	319,375
*	OCI Co., Ltd.	9,684	1,078,904
	Okong Corp.	14,342	62,770
# *	Omnisystem Co., Ltd.	171,440	343,410
#	Openbase, Inc.	117,833	315,212
	Opto Device Technology Co., Ltd.	29,480	196,921
#	OptoElectronics Solutions Co., Ltd.	38,766	1,512,201
*	OPTRON-TEC, Inc.	98,190	738,382
# *	Orbitech Co., Ltd.	102,302	785,871
# *	Orientbio, Inc.	437,273	592,577
	Orion Holdings Corp.	100,901	1,593,249
*	OSANGJAIEL Co., Ltd.	31,541	249,052
	Osstem Implant Co., Ltd.	47,384	3,770,278
# *	Osung Advanced Materials Co., Ltd.	258,797	923,693
	Ottogi Corp.	1,544	769,708
	Paik Kwang Industrial Co., Ltd.	128,714	586,941
	Pang Rim Co., Ltd.	101,740	255,569
*	Pan-Pacific Co., Ltd.	119,402	303,022
# *	Paradise Co., Ltd.	99,002	1,594,121
	Park Systems Corp.	2,074	269,502
#	Partron Co., Ltd.	174,259	1,660,295
# *	Paru Co., Ltd.	152,785	174,413
#	People & Technology, Inc.	30,908	659,030
#	PharmaResearch Co., Ltd.	21,005	1,319,182
*	PharmGen Science, Inc.	68,340	964,510
*	Pharmicell Co., Ltd.	141,622	2,104,299
*	Philoptics Co., Ltd.	1,444	15,819
	PI Advanced Materials Co., Ltd.	67,634	2,903,546
	Point Engineering Co., Ltd.	5,136	15,838
*	POLUS BioPharm, Inc.	42,209	8,716
#	Poongsan Corp.	83,760	2,815,197
	Poongsan Holdings Corp.	26,475	672,217
#	Posco ICT Co., Ltd.	241,905	1,561,270
	Posco International Corp.	45,541	856,019

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Posco M-Tech Co., Ltd.	108,798	$827,491
# *	Power Logics Co., Ltd.	129,597	950,444
*	Prostemics Co., Ltd.	64,485	192,563
#	Protec Co., Ltd.	19,624	488,509
	PS TEC Co., Ltd.	41,635	213,378
	PSK, Inc.	43,133	1,654,211
	Pulmuone Co., Ltd.	62,039	961,716
*	Puloon Technology, Inc.	2,067	20,723
	Pungkuk Alcohol Industry Co., Ltd.	23,801	421,772
	Pyeong Hwa Automotive Co., Ltd.	45,439	401,435
# *	RaonSecure Co., Ltd.	159,690	624,739
	Rayence Co., Ltd.	21,966	260,979
*	Redrover Co., Ltd.	111,853	34,503
#	Reyon Pharmaceutical Co., Ltd.	33,887	616,650
#	RFHIC Corp.	64,357	2,344,595
*	RFTech Co., Ltd.	114,269	740,989
# *	Robostar Co., Ltd.	29,213	692,653
*	Robotis Co., Ltd.	9,311	138,282
*	Rorze Systems Corp.	12,806	67,864
#	Rsupport Co., Ltd.	59,819	481,687
	S Net Systems, Inc.	53,595	354,252
#	S&S Tech Corp.	67,602	1,931,782
*	S.Y. Co., Ltd.	134,827	463,438
	Sajo Industries Co., Ltd.	10,543	448,401
	Sajodaerim Corp.	2,580	43,325
*	Sajodongaone Co., Ltd.	29,518	35,197
*	Sam Chun Dang Pharm Co., Ltd.	62,412	2,894,720
*	SAM KANG M&T Co., Ltd.	103,756	1,787,633
	Sam Young Electronics Co., Ltd.	45,179	497,899
#	Sam Yung Trading Co., Ltd.	78,984	1,200,880
	Sambo Corrugated Board Co., Ltd.	7,239	103,505
*	Sambo Motors Co., Ltd.	45,702	288,656
*	Sambu Engineering & Construction Co., Ltd.	58,160	143,851
	Samchully Co., Ltd.	9,076	691,434
	Samchuly Bicycle Co., Ltd.	40,771	512,525
#	Samho Development Co., Ltd.	79,540	372,138
	SAMHWA Paints Industrial Co., Ltd.	51,482	605,372
	Samick Musical Instruments Co., Ltd.	235,828	367,827
#	Samick THK Co., Ltd.	39,009	574,762
#	Samil Pharmaceutical Co., Ltd.	43,326	376,639
	Samji Electronics Co., Ltd.	37,339	460,527
	Samjin LND Co., Ltd.	98,862	334,511
	Samjin Pharmaceutical Co., Ltd.	40,194	977,537
*	Samkee Corp.	55,391	220,730
*	Sammok S-Form Co., Ltd.	29,608	394,229
#	SAMPYO Cement Co., Ltd.	125,588	608,410
# *	Samsung Pharmaceutical Co., Ltd.	267,348	1,347,751
	Samsung Publishing Co., Ltd.	23,083	889,178
	SAMT Co., Ltd.	249,735	655,296
	Samwha Capacitor Co., Ltd.	37,662	2,173,062
#	Samwha Electric Co., Ltd.	19,700	608,019
	Samyang Corp.	15,031	790,974
#	Samyang Foods Co., Ltd.	14,950	1,242,621
	Samyang Holdings Corp.	16,535	2,075,605
	Samyang Tongsang Co., Ltd.	5,607	415,936
#	Sang-A Frontec Co., Ltd.	39,148	1,737,623
*	Sangbo Corp.	96,831	152,035
# *	Sangsangin Co., Ltd.	137,397	837,673
	Sangsin Energy Display Precision Co., Ltd.	47,374	576,175

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SaraminHR Co., Ltd.	29,015	$909,573
	Satrec Initiative Co., Ltd.	26,747	1,220,931
	SAVEZONE I&C Corp.	84,187	303,055
# *	SBI Investment Korea Co., Ltd.	442,856	841,572
*	SBS Media Holdings Co., Ltd.	113,708	264,203
# *	SBW	962,183	538,091
	SCI Information Service, Inc.	18,181	69,952
*	S-Connect Co., Ltd.	235,710	477,687
*	SD Biotechnologies Co., Ltd.	48,626	209,540
# *	SDN Co., Ltd.	224,182	580,571
	Seah Besteel Corp.	51,280	1,200,132
	SeAH Holdings Corp.	3,283	294,491
	SeAH Steel Corp.	5,892	619,950
	SeAH Steel Holdings Corp.	7,011	464,677
	Sebang Co., Ltd.	52,131	711,763
	Sebang Global Battery Co., Ltd.	29,906	2,314,048
#	Secuve Co., Ltd.	194,990	263,366
	Sejin Heavy Industries Co., Ltd.	6	39
	Sejong Industrial Co., Ltd.	53,849	416,422
*	Sejong Telecom, Inc.	1,627,463	1,147,235
*	Sekonix Co., Ltd.	47,555	275,322
# *	Selvas AI, Inc.	112,329	518,850
	Sempio Foods Co.	12,562	540,328
	Semyung Electric Machinery Co., Ltd.	8,458	36,059
	S-Energy Co., Ltd.	57,400	309,970
	Seobu T&D	277,953	1,970,130
	Seohan Co., Ltd.	356,090	552,834
# *	Seojin System Co., Ltd.	26,928	1,053,239
*	Seoul Auction Co., Ltd.	36,120	459,994
*	Seoul Food Industrial Co., Ltd.	1,710,513	596,316
# *	Seoul Pharma Co., Ltd.	22,356	179,784
	Seoul Semiconductor Co., Ltd.	182,458	3,070,867
	Seoul Viosys Co., Ltd.	1,728	26,807
#	Seoulin Bioscience Co., Ltd.	31,699	407,160
# *	Seowon Co., Ltd.	158,377	379,249
	SEOWONINTECH Co., Ltd.	30,564	212,186
#	Seoyon Co., Ltd.	56,279	967,935
	Seoyon E-Hwa Co., Ltd.	37,029	293,730
	Sewha P&C, Inc.	34,542	123,773
*	Sewon E&C Co., Ltd.	259,045	408,519
	Sewon Precision Industry Co., Ltd.	25,563	34,859
	SEWOONMEDICAL Co., Ltd.	96,699	511,837
#	SFA Engineering Corp.	80,518	3,020,744
*	SFA Semicon Co., Ltd.	369,884	2,611,244
# *	SG Corp.	572,945	381,848
	SGC e Tec E&C Co., Ltd.	5,625	314,240
	SGC Energy Co., Ltd.	8,270	345,745
*	SH Energy & Chemical Co., Ltd.	396,837	398,745
	Shin Heung Energy & Electronics Co., Ltd.	481	21,023
#	Shin Poong Pharmaceutical Co., Ltd.	38,000	2,382,835
	Shindaeyang Paper Co., Ltd.	8,713	623,718
#	Shinil Electronics Co., Ltd.	324,797	646,529
	Shinsegae Engineering & Construction Co., Ltd.	11,917	486,572
	Shinsegae Food Co., Ltd.	6,389	464,201
#	Shinsegae International, Inc.	7,060	1,295,379
	Shinsegae, Inc.	1,313	358,046
*	Shinsung E&G Co., Ltd.	610,324	1,730,022
# *	Shinsung Tongsang Co., Ltd.	217,640	342,185
#	Shinwha Intertek Corp.	111,797	350,297

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Shinwon Corp.	193,213	$289,786
	Shinyoung Securities Co., Ltd.	18,479	1,033,556
*	SHOWBOX Corp.	131,610	497,909
*	Signetics Corp.	215,282	265,736
#	SIGONG TECH Co., Ltd.	41,291	314,068
	Silicon Works Co., Ltd.	50,228	4,295,980
#	Silla Co., Ltd.	28,011	291,500
	SIMMTECH Co., Ltd.	66,827	1,359,479
	SIMPAC, Inc.	57,924	243,702
*	Sindoh Co., Ltd.	20,858	599,745
	Sinil Pharm Co., Ltd.	1,768	24,208
*	SinSin Pharmaceutical Co., Ltd.	32,598	240,382
	SK D&D Co., Ltd.	37,022	1,214,793
	SK Discovery Co., Ltd.	46,724	2,419,536
	SK Gas, Ltd.	1,398	126,145
	SK Networks Co., Ltd.	704,145	3,344,281
*	SK Rent A Car Co., Ltd.	5,142	53,038
	SK Securities Co., Ltd.	1,565,733	1,438,916
	SL Corp.	64,177	1,305,841
*	SM Culture & Contents Co., Ltd.	232,132	352,666
# *	SM Entertainment Co., Ltd.	91,124	2,467,107
*	SM Life Design Group Co., Ltd.	66,427	169,719
# *	S-MAC Co., Ltd.	949,135	1,323,081
	SMCore, Inc.	57,045	405,196
*	SMEC Co., Ltd.	110,311	180,108
	SNT Dynamics Co., Ltd.	54,030	395,236
	SNT Energy Co., Ltd.	10,631	176,506
	SNT Holdings Co., Ltd.	27,174	446,129
	SNT Motiv Co., Ltd.	39,340	2,158,694
*	SNU Precision Co., Ltd.	100,240	382,406
*	Solborn, Inc.	54,990	424,197
# *	Solid, Inc.	214,042	1,412,301
	Songwon Industrial Co., Ltd.	73,277	1,381,604
# *	Sonokong Co., Ltd.	81,520	258,855
#	Soulbrain Co., Ltd.	11,048	3,512,363
*	Soulbrain Holdings Co., Ltd.	19,846	745,551
	SPC Samlip Co., Ltd.	10,017	632,050
#	SPG Co., Ltd.	47,728	459,223
#	Spigen Korea Co., Ltd.	15,793	880,383
*	Ssangyong Motor Co.	208,506	389,420
*	ST Pharm Co., Ltd.	33,206	3,395,687
	Suheung Co., Ltd.	25,453	1,223,039
	Sun Kwang Co., Ltd.	18,732	629,334
# *	SundayToz Corp.	27,241	568,734
	Sung Bo Chemicals Co., Ltd.	39,494	168,658
	Sung Kwang Bend Co., Ltd.	79,754	758,421
*	Sungchang Enterprise Holdings, Ltd.	240,204	622,491
#	Sungdo Engineering & Construction Co., Ltd.	49,373	281,165
#	Sungshin Cement Co., Ltd.	85,630	799,623
	Sungwoo Hitech Co., Ltd.	225,894	1,145,668
#	Sunjin Co., Ltd.	54,492	964,175
# *	Sunny Electronics Corp.	173,358	555,094
*	Suprema, Inc.	22,446	537,547
*	Synergy Innovation Co., Ltd.	105,399	320,266
*	Synopex, Inc.	315,875	1,061,499
	Systems Technology, Inc.	55,113	946,427
#	Tae Kyung Industrial Co., Ltd.	48,311	299,887
	Taekwang Industrial Co., Ltd.	1,304	1,220,408
*	Taewoong Co., Ltd.	56,071	630,096

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Taeyoung Engineering & Construction Co., Ltd.	85,762	$1,000,924
# *	Taihan Electric Wire Co., Ltd.	1,075,469	1,102,267
# *	Taihan Fiberoptics Co., Ltd.	272,501	778,475
*	Taihan Textile Co., Ltd.	1,976	78,234
*	Tailim Packaging Co., Ltd.	71,786	329,647
	TechWing, Inc.	64,250	1,451,068
*	Tego Science, Inc.	8,146	206,638
# *	Telcon RF Pharmaceutical, Inc.	277,957	1,232,796
*	Telechips, Inc.	41,190	591,534
	TES Co., Ltd.	60,845	1,865,565
*	Theragen Etex Co., Ltd.	142,044	1,124,780
# *	Thinkware Systems Corp.	27,004	375,057
*	TK Chemical Corp.	195,316	1,160,089
	TK Corp.	70,451	692,170
*	TOBESOFT Co., Ltd.	19,357	38,867
#	Tokai Carbon Korea Co., Ltd.	21,692	3,797,844
	Tongyang Life Insurance Co., Ltd.	196,641	840,533
#	Tongyang, Inc.	631,216	786,338
*	Tonymoly Co., Ltd.	27,388	189,287
*	Top Engineering Co., Ltd.	56,610	463,682
#	Toptec Co., Ltd.	101,155	1,103,120
*	Tovis Co., Ltd.	56,715	398,126
#	TS Corp.	215,000	688,185
*	TY Holdings Co., Ltd.	115,163	2,790,844
# *	TYM., Corp.	469,563	695,233
#	UBCare Co., Ltd.	111,994	793,375
	Ubiquoss Holdings, Inc.	35,936	668,126
	Ubiquoss, Inc.	27,583	506,142
*	UIL Co., Ltd.	47,955	172,889
#	Uju Electronics Co., Ltd.	32,107	796,883
	Uni-Chem Co., Ltd.	242,858	367,980
*	Unick Corp.	65,151	442,220
	Unid Co., Ltd.	22,821	1,755,964
	Union Semiconductor Equipment & Materials Co., Ltd.	109,373	1,363,076
	Uniquest Corp.	58,434	553,994
*	Unitekno Co., Ltd.	35,122	218,412
*	UniTest, Inc.	74,969	1,526,955
	UTI, Inc.	19,414	330,777
	Value Added Technology Co., Ltd.	39,059	1,066,014
	Viatron Technologies, Inc.	49,775	538,404
*	VICTEK Co., Ltd.	91,039	612,058
*	Vidente Co., Ltd.	35,339	369,485
	Vieworks Co., Ltd.	37,880	1,279,796
#	Visang Education, Inc.	28,996	208,766
	Vitzro Tech Co., Ltd.	11,550	110,095
#	Vitzrocell Co., Ltd.	63,462	816,664
# *	VitzroSys Co., Ltd.	4,135	23,663
*	Vivien Corp.	12,352	38,033
*	Vivozon Healthcare, Inc.	41,764	57,483
*	VT GMP Co., Ltd.	32,361	261,310
*	W Holding Co., Ltd.	56,937	16,482
	Webcash Corp.	362	25,973
*	Webzen, Inc.	74,590	2,316,306
*	Welcron Co., Ltd.	189,702	828,728
*	Wellbiotec Co., Ltd.	17,722	58,682
	Wemade Co., Ltd.	42,755	1,992,801
	Whanin Pharmaceutical Co., Ltd.	50,275	943,888
	Wiable Corp.	39,915	160,769
# *	WillBes & Co. (The)	276,451	543,026

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Winix, Inc.	37,501	$778,001
	Wins Co., Ltd.	26,610	400,092
	WiSoL Co., Ltd.	92,930	1,064,747
*	WIZIT Co., Ltd.	395,737	600,127
*	WONIK CUBE Corp.	46,479	220,024
# *	Wonik Holdings Co., Ltd.	196,135	1,173,594
	WONIK IPS Co., Ltd.	37,273	1,690,420
	Wonik Materials Co., Ltd.	27,417	934,923
*	Wonik Pne Co., Ltd.	48,047	873,545
*	Wonik QnC Corp.	62,589	1,532,392
*	Wonpung Mulsan Co., Ltd.	12,366	21,405
	Woojin, Inc.	2,070	9,556
	Woori Financial Capital Co., Ltd.	4,764	50,911
	Woori Investment Bank Co., Ltd.	1,694,201	1,317,768
# *	Woori Technology Investment Co., Ltd.	226,857	2,028,346
# *	Woori Technology, Inc.	601,518	718,382
*	Wooriro Co., Ltd.	16,683	28,646
	Woorison F&G Co., Ltd.	163,424	350,817
	Woory Industrial Co., Ltd.	28,858	676,951
# *	Woosu AMS Co., Ltd.	106,413	571,013
#	WooSung Feed Co., Ltd.	10,377	346,293
*	Woowon Development Co., Ltd.	34,932	210,518
#	Worldex Industry & Trading Co., Ltd.	49,210	1,241,588
*	Wysiwyg Studios Co., Ltd.	12,871	135,994
	Y G-1 Co., Ltd.	71,199	593,851
# *	YBM NET, Inc.	18,867	130,767
*	Y-entec Co., Ltd.	4,556	68,846
*	Yest Co., Ltd.	54,484	757,858
*	YG Entertainment, Inc.	46,410	1,729,620
*	YG PLUS	4,380	23,009
*	YIK Corp.	98,562	616,379
# *	YJM Games Co., Ltd.	191,657	346,860
#	YMC Co., Ltd.	64,465	485,996
	Yonwoo Co., Ltd.	12,390	310,905
	Yoosung Enterprise Co., Ltd.	80,477	246,087
	Youlchon Chemical Co., Ltd.	44,014	979,498
	Young Poong Corp.	730	444,957
	Young Poong Precision Corp.	42,425	377,579
	Youngone Corp.	29,631	1,165,573
	Youngone Holdings Co., Ltd.	26,598	1,137,083
*	YoungWoo DSP Co., Ltd.	125,945	323,415
	YTN Co., Ltd.	73,837	259,079
	Yuanta Securities Korea Co., Ltd.	404,854	1,577,207
	YuHwa Securities Co., Ltd.	96,255	228,664
*	Yujin Robot Co., Ltd.	98,765	360,165
*	Yungjin Pharmaceutical Co., Ltd.	418,587	2,434,591
# *	Yuyang DNU Co., Ltd.	88,983	36,598
	Yuyu Pharma, Inc.	3,352	32,788
	Zeus Co., Ltd.	32,808	812,110
	Zinus, Inc.	6,594	493,331

TOTAL SOUTH KOREA			878,823,719

TAIWAN — (19.2%)
#	ABC Taiwan Electronics Corp.	354,977	424,495
	Ability Enterprise Co., Ltd.	926,293	613,308
# *	Ability Opto-Electronics Technology Co., Ltd.	307,776	956,721
#	AcBel Polytech, Inc.	1,634,599	1,719,236
#	Ace Pillar Co., Ltd.	237,000	228,990
#	ACES Electronic Co., Ltd.	453,000	724,292

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Acon Holding, Inc.	869,000	$389,590
#	Acter Group Corp., Ltd.	197,490	1,410,853
	Action Electronics Co., Ltd.	803,000	477,118
#	Actron Technology Corp.	232,320	996,041
#	A-DATA Technology Co., Ltd.	908,879	3,899,143
	Addcn Technology Co., Ltd.	94,299	815,052
#	Adlink Technology, Inc.	12,000	28,020
	Advanced Ceramic X Corp.	194,000	3,684,884
	Advanced International Multitech Co., Ltd.	510,000	1,533,772
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	189,111	72,409
# *	Advanced Optoelectronic Technology, Inc.	457,000	570,164
#	Advanced Power Electronics Corp.	113,000	326,687
	Advancetek Enterprise Co., Ltd.	1,257,519	817,334
	AEON Motor Co., Ltd.	11,359	19,075
	Aerospace Industrial Development Corp.	2,381,000	2,558,399
# *	AGV Products Corp.	1,736,433	806,862
	Airmate Cayman International Co., Ltd.	37,234	36,981
#	Alchip Technologies, Ltd.	122,000	2,153,229
# *	ALI Corp.	827,775	1,027,051
#	Allied Circuit Co., Ltd.	113,000	468,040
#	Allis Electric Co., Ltd.	609,874	583,262
#	Alltek Technology Corp.	676,750	709,535
#	Alltop Technology Co., Ltd.	57,774	329,169
#	Alpha Networks, Inc.	1,759,158	2,204,680
#	Altek Corp.	1,105,945	1,665,833
#	Amazing Microelectronic Corp.	329,085	1,883,819
# *	Ambassador Hotel (The)	1,277,000	1,338,119
#	Ampire Co., Ltd.	429,000	411,770
	AMPOC Far-East Co., Ltd.	376,444	542,272
# *	AmTRAN Technology Co., Ltd.	3,024,951	2,156,206
#	Anderson Industrial Corp.	290,416	124,405
#	Anpec Electronics Corp.	292,007	1,494,327
#	Apac Opto Electronics, Inc.	147,000	183,486
#	Apacer Technology, Inc.	388,325	779,700
#	APAQ Technology Co., Ltd.	239,120	607,281
#	APCB, Inc.	570,000	451,464
#	Apex Biotechnology Corp.	385,483	355,476
#	Apex International Co., Ltd.	655,470	1,561,692
#	Apex Medical Corp.	270,500	306,001
#	Apex Science & Engineering	623,132	327,123
#	Apogee Optocom Co., Ltd.	48,000	171,480
#	Arcadyan Technology Corp.	579,055	2,324,365
	Ardentec Corp.	1,783,274	2,997,144
#	Argosy Research, Inc.	280,396	1,145,159
#	Asia Electronic Material Co., Ltd.	331,000	300,541
#	Asia Optical Co., Inc.	969,000	3,072,229
*	Asia Pacific Telecom Co., Ltd.	6,978,999	2,507,746
# *	Asia Plastic Recycling Holding, Ltd.	913,182	291,545
#	Asia Polymer Corp.	1,540,193	1,928,620
#	Asia Tech Image, Inc.	245,000	503,948
#	Asia Vital Components Co., Ltd.	1,241,058	3,142,584
	ASPEED Technology, Inc.	46,599	3,478,384
#	ASROCK, Inc.	199,000	1,207,668
	ATE Energy International Co., Ltd.	9,000	12,317
	Aten International Co., Ltd.	374,479	1,185,195
#	Audix Corp.	305,600	600,993
#	AURAS Technology Co., Ltd.	273,148	1,784,734
	Aurona Industries, Inc.	246,000	203,944
	Aurora Corp.	288,349	950,068

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Avalue Technology, Inc.	198,000	$403,989
	Avita Corp.	13,000	41,525
	AVY Precision Technology, Inc.	567,841	638,665
#	Awea Mechantronic Co., Ltd.	132,210	185,416
#	Axiomtek Co., Ltd.	244,000	485,624
# *	Azurewave Technologies, Inc.	345,000	385,421
	Bank of Kaohsiung Co., Ltd.	2,451,944	1,037,435
#	Baolong International Co., Ltd.	311,000	245,085
#	Basso Industry Corp.	531,900	948,050
#	BenQ Materials Corp.	857,000	987,200
#	BES Engineering Corp.	5,473,750	2,112,313
#	Bin Chuan Enterprise Co., Ltd.	372,070	440,143
#	Bionet Corp.	132,000	200,069
#	Bionime Corp.	133,000	382,152
# *	Biostar Microtech International Corp.	631,975	693,577
#	Bioteque Corp.	263,308	1,177,311
#	Bizlink Holding, Inc.	525,492	4,863,204
	Bon Fame Co., Ltd.	71,000	115,986
	Bora Pharmaceuticals Co., Ltd.	18,200	163,464
#	Bright Led Electronics Corp.	391,520	296,076
#	Brighton-Best International Taiwan, Inc.	1,504,318	2,081,806
#	Browave Corp.	197,000	376,466
#	C Sun Manufacturing, Ltd.	611,221	1,241,402
*	Cameo Communications, Inc.	745,645	383,689
	Capital Futures Corp.	344,895	545,422
	Capital Securities Corp.	6,989,501	4,814,657
#	Career Technology MFG. Co., Ltd.	1,770,459	2,194,193
#	Carnival Industrial Corp.	415,353	219,274
	Cathay Chemical Works	30,000	25,334
	Cathay Real Estate Development Co., Ltd.	2,418,700	1,852,471
#	Cayman Engley Industrial Co., Ltd.	192,099	784,343
#	CCP Contact Probes Co., Ltd.	137,000	220,074
#	Celxpert Energy Corp.	366,000	689,833
#	Center Laboratories, Inc.	1,382,219	3,299,745
#	Central Reinsurance Co., Ltd.	504,380	435,930
# *	Chain Chon Industrial Co., Ltd.	674,000	492,054
#	ChainQui Construction Development Co., Ltd.	451,080	358,171
# *	Champion Building Materials Co., Ltd.	1,086,851	621,301
#	Chang Wah Electromaterials, Inc.	1,461,350	2,069,327
#	Chang Wah Technology Co., Ltd.	494,170	1,262,385
#	Channel Well Technology Co., Ltd.	744,000	1,590,882
#	Chant Sincere Co., Ltd.	215,000	317,093
	Charoen Pokphand Enterprise	720,985	2,052,532
#	CHC Healthcare Group	420,000	581,132
#	CHC Resources Corp.	356,282	617,802
#	Chen Full International Co., Ltd.	403,000	609,607
#	Chenbro Micom Co., Ltd.	228,000	700,741
#	Cheng Loong Corp.	3,040,383	4,856,245
# *	Cheng Mei Materials Technology Corp.	2,509,900	1,268,626
	Cheng Uei Precision Industry Co., Ltd.	1,519,331	2,508,100
#	Chenming Electronic Technology Corp.	309,437	174,117
	Chia Chang Co., Ltd.	437,000	726,249
#	Chia Hsin Cement Corp.	1,848,121	1,718,099
#	Chian Hsing Forging Industrial Co., Ltd.	143,000	255,456
	Chicony Electronics Co., Ltd.	143,000	430,548
#	Chicony Power Technology Co., Ltd.	617,454	1,636,004
#	Chieftek Precision Co., Ltd.	271,225	1,167,637
	Chien Kuo Construction Co., Ltd.	658,249	350,941
#	Chilisin Electronics Corp.	930,380	3,673,133

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chime Ball Technology Co., Ltd.	106,840	$131,187
	China Bills Finance Corp.	3,962,000	2,347,379
#	China Chemical & Pharmaceutical Co., Ltd.	931,000	808,607
#	China Ecotek Corp.	145,000	220,356
	China Electric Manufacturing Corp.	864,959	438,424
#	China Fineblanking Technology Co., Ltd.	177,119	297,590
	China General Plastics Corp.	1,492,820	2,335,837
#	China Glaze Co., Ltd.	310,002	197,134
*	China Man-Made Fiber Corp.	5,138,799	2,364,228
	China Metal Products	1,227,603	1,690,253
*	China Motor Corp.	962,600	2,465,603
#	China Petrochemical Development Corp.	13,756,150	7,799,061
#	China Steel Chemical Corp.	648,554	2,742,940
#	China Steel Structure Co., Ltd.	374,000	649,614
#	China Wire & Cable Co., Ltd.	361,160	462,333
#	Chinese Maritime Transport, Ltd.	360,594	694,635
#	Ching Feng Home Fashions Co., Ltd.	544,409	494,664
	Chin-Poon Industrial Co., Ltd.	1,525,207	1,980,318
	Chipbond Technology Corp.	2,790,000	7,698,997
	ChipMOS Techinologies, Inc.	2,490,076	4,210,326
	ChipMOS Technologies, Inc., ADR	2,082	70,910
#	Chlitina Holding, Ltd.	220,000	1,654,860
#	Chong Hong Construction Co., Ltd.	755,666	2,241,349
#	Chun YU Works & Co., Ltd.	664,000	787,668
#	Chun Yuan Steel Industry Co., Ltd.	1,901,529	1,680,576
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,515,375	2,881,395
# *	Chung Hung Steel Corp.	3,663,979	5,552,113
	Chung Hwa Food Industrial Co., Ltd.	106,850	468,312
# *	Chung Hwa Pulp Corp.	1,809,405	1,687,431
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	322,149
	Chunghwa Precision Test Tech Co., Ltd.	9,000	237,781
#	Chyang Sheng Dyeing & Finishing Co., Ltd.	397,000	203,209
#	Cleanaway Co., Ltd.	363,000	2,289,370
	Clevo Co.	2,087,200	2,425,935
#	CMC Magnetics Corp.	4,697,498	2,039,842
#	CoAsia Electronics Corp.	432,724	233,201
#	Collins Co., Ltd.	469,431	280,619
#	Compeq Manufacturing Co., Ltd.	1,045,000	1,616,367
#	Compucase Enterprise	310,000	526,927
#	Concord Securities Co., Ltd.	2,182,796	1,483,757
#	Concraft Holding Co., Ltd.	362,841	854,886
#	Continental Holdings Corp.	1,630,320	1,681,264
#	Contrel Technology Co., Ltd.	567,000	386,426
#	Coremax Corp.	288,665	892,066
	Coretronic Corp.	1,496,200	3,281,315
#	Co-Tech Development Corp.	829,533	2,442,083
#	Cowealth Medical Holding Co., Ltd.	175,972	185,167
# *	Coxon Precise Industrial Co., Ltd.	235,000	156,211
#	Creative Sensor, Inc.	371,000	329,941
# *	CSBC Corp. Taiwan	1,758,677	1,586,600
	CTCI Corp.	2,380,000	3,360,111
#	C-Tech United Corp.	151,971	134,902
	Cub Elecparts, Inc.	264,297	2,197,839
#	CviLux Corp.	312,040	510,849
#	Cyberlink Corp.	242,697	776,915
#	CyberPower Systems, Inc.	242,000	752,917
#	CyberTAN Technology, Inc.	1,434,779	1,039,683
#	Cypress Technology Co., Ltd.	201,489	361,593
#	DA CIN Construction Co., Ltd.	1,177,711	1,546,675

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Dadi Early-Childhood Education Group, Ltd.	50,357	$325,642
	Dafeng TV, Ltd.	312,870	511,658
#	Da-Li Development Co., Ltd.	1,395,831	1,548,361
*	Danen Technology Corp.	496,421	318,537
	Darfon Electronics Corp.	888,550	1,620,611
# *	Darwin Precisions Corp.	1,669,635	1,015,561
	Davicom Semiconductor, Inc.	174,888	246,986
#	Daxin Materials Corp.	244,200	822,649
#	De Licacy Industrial Co., Ltd.	1,225,511	795,568
#	Delpha Construction Co., Ltd.	594,346	308,670
	Depo Auto Parts Ind Co., Ltd.	403,000	933,900
	Der Pao Construction Co., Ltd.	902,078	0
#	Dimerco Data System Corp.	191,000	498,486
#	Dimerco Express Corp.	461,000	1,309,775
# *	D-Link Corp.	2,472,668	2,009,170
#	Donpon Precision, Inc.	104,000	55,431
#	Draytek Corp.	259,000	242,931
#	Dyaco International, Inc.	142,813	535,253
	DYNACOLOR, Inc.	94,000	105,768
# *	Dynamic Electronics Co., Ltd.	992,707	798,508
	Dynapack International Technology Corp.	548,000	2,294,893
	E Ink Holdings, Inc.	3,228,000	7,620,555
	Eastern Media International Corp.	1,646,511	1,021,761
	ECOVE Environment Corp.	126,000	1,008,476
#	Edimax Technology Co., Ltd.	721,108	369,057
#	Edison Opto Corp.	434,000	334,829
#	Edom Technology Co., Ltd.	729,968	979,943
#	eGalax_eMPIA Technology, Inc.	232,131	587,871
#	Egis Technology, Inc.	286,000	1,667,101
#	Elan Microelectronics Corp.	1,192,400	9,049,546
#	E-LIFE MALL Corp.	295,000	890,852
#	Elite Advanced Laser Corp.	572,226	1,301,943
	Elite Material Co., Ltd.	618,350	3,906,197
#	Elite Semiconductor Microelectronics Technology, Inc.	1,064,200	6,304,892
# *	Elitegroup Computer Systems Co., Ltd.	1,259,254	1,230,198
#	eMemory Technology, Inc.	232,000	8,458,755
#	Emerging Display Technologies Corp.	595,000	544,900
#	Ennoconn Corp.	278,485	2,309,564
# *	Ennostar, Inc.	3,006,462	8,659,084
	EnTie Commercial Bank Co., Ltd.	2,292,603	1,243,818
#	Eslite Spectrum Corp. (The)	53,000	142,309
#	Eson Precision Ind. Co., Ltd.	383,000	906,968
	Eternal Materials Co., Ltd.	3,606,985	5,898,665
*	Etron Technology, Inc.	709,074	768,750
	Eurocharm Holdings Co., Ltd.	122,000	674,120
*	Everest Textile Co., Ltd.	1,319,696	495,719
	Evergreen International Storage & Transport Corp.	2,057,000	1,801,367
#	Everlight Chemical Industrial Corp.	1,752,606	1,197,318
	Everlight Electronics Co., Ltd.	1,638,000	2,709,991
# *	Everspring Industry Co., Ltd.	682,000	444,242
#	Excellence Opto, Inc.	72,000	83,344
	Excelsior Medical Co., Ltd.	401,209	847,427
	EZconn Corp.	159,800	204,376
	Far Eastern Department Stores, Ltd.	4,623,000	4,135,515
	Far Eastern International Bank.	10,614,774	4,230,750
#	Faraday Technology Corp.	928,305	2,468,228
	Farglory F T Z Investment Holding Co., Ltd.	447,957	522,321
	Farglory Land Development Co., Ltd.	1,068,000	2,200,567
# *	Federal Corp.	1,362,238	1,242,171

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Feedback Technology Corp.	131,200	$347,371
	Feng Hsin Steel Co., Ltd.	1,870,100	5,902,406
	Firich Enterprises Co., Ltd.	181,613	248,832
*	First Copper Technology Co., Ltd.	227,000	489,107
#	First Hi-Tec Enterprise Co., Ltd.	268,205	625,148
	First Hotel	713,350	384,584
#	First Insurance Co., Ltd. (The)	985,179	486,395
#	First Steamship Co., Ltd.	2,334,612	1,313,523
# *	FIT Holding Co., Ltd.	485,456	549,690
#	FLEXium Interconnect, Inc.	1,458,087	6,186,185
	Flytech Technology Co., Ltd.	492,309	1,184,188
#	FOCI Fiber Optic Communications, Inc.	199,000	225,105
#	Forest Water Environment Engineering Co., Ltd.	157,133	230,470
#	Formosa Advanced Technologies Co., Ltd.	703,000	1,097,209
	Formosa International Hotels Corp.	238,329	1,272,781
# *	Formosa Laboratories, Inc.	363,089	749,324
#	Formosa Oilseed Processing Co., Ltd.	222,567	479,566
	Formosa Optical Technology Co., Ltd.	137,000	309,436
#	Formosa Taffeta Co., Ltd.	490,000	579,523
	Formosan Rubber Group, Inc.	932,952	916,625
#	Formosan Union Chemical	1,403,733	952,501
#	Fortune Electric Co., Ltd.	555,078	1,010,200
	Founding Construction & Development Co., Ltd.	717,623	437,065
#	Foxsemicon Integrated Technology, Inc.	279,027	2,369,071
#	Froch Enterprise Co., Ltd.	776,189	521,402
#	FSP Technology, Inc.	581,427	1,113,956
#	Fulgent Sun International Holding Co., Ltd.	462,748	1,998,608
	Fullerton Technology Co., Ltd.	448,600	301,677
# *	Fulltech Fiber Glass Corp.	1,554,313	1,141,396
	Fusheng Precision Co., Ltd.	35,000	289,016
#	Fwusow Industry Co., Ltd.	839,138	851,575
#	G Shank Enterprise Co., Ltd.	667,281	887,901
#	Gamania Digital Entertainment Co., Ltd.	483,000	1,110,176
#	GCS Holdings, Inc.	299,000	529,950
#	GEM Services, Inc.	227,570	649,284
	Gemtek Technology Corp.	1,413,219	1,738,394
	General Interface Solution Holding, Ltd.	1,022,000	4,506,823
	General Plastic Industrial Co., Ltd.	275,357	260,996
#	Generalplus Technology, Inc.	273,000	552,409
#	Genesys Logic, Inc.	361,000	947,560
#	Genius Electronic Optical Co., Ltd.	188,917	3,692,170
#	Genmont Biotech, Inc.	220,000	188,616
# *	GeoVision, Inc.	305,096	363,466
#	Getac Technology Corp.	1,593,360	3,279,294
#	Giantplus Technology Co., Ltd.	1,008,900	622,620
	Gigabyte Technology Co., Ltd.	1,708,800	7,474,316
#	Gigasolar Materials Corp.	20,880	130,892
*	Gigastorage Corp.	221,965	158,560
	Ginko International Co., Ltd.	222,750	1,409,594
	Global Brands Manufacture, Ltd.	1,145,359	1,448,987
#	Global Lighting Technologies, Inc.	332,000	1,262,182
	Global Mixed Mode Technology, Inc.	308,000	2,316,523
#	Global PMX Co., Ltd.	194,000	1,237,347
#	Global Unichip Corp.	354,000	5,043,657
	Globe Union Industrial Corp.	889,914	615,250
#	Gloria Material Technology Corp.	2,161,547	1,634,697
# *	GlycoNex, Inc.	258,000	346,572
# *	Gold Circuit Electronics, Ltd.	1,542,227	3,007,698
	Golden Friends Corp.	239,600	507,581

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Goldsun Building Materials Co., Ltd.	3,826,587	$3,895,435
	Good Will Instrument Co., Ltd.	238,869	217,552
	Gourmet Master Co., Ltd.	396,000	2,634,882
#	Grand Fortune Securities Co., Ltd.	728,000	536,712
#	Grand Ocean Retail Group, Ltd.	304,000	257,053
*	Grand Pacific Petrochemical	3,699,000	4,423,313
#	Grand Plastic Technology Corp.	84,000	1,021,850
#	GrandTech CG Systems, Inc.	208,750	392,599
#	Grape King Bio, Ltd.	543,000	3,441,086
	Great China Metal Industry	632,000	636,322
	Great Taipei Gas Co., Ltd.	1,506,000	1,827,057
	Great Tree Pharmacy Co., Ltd.	9,410	51,160
	Great Wall Enterprise Co., Ltd.	2,437,311	5,219,221
	Greatek Electronics, Inc.	1,254,000	3,283,406
*	Green Energy Technology, Inc.	1,570,850	3,374
	GTM Holdings Corp.	514,150	487,772
#	Hannstar Board Corp.	2,308,954	4,088,968
*	HannStar Display Corp.	8,950,505	9,295,604
#	HannsTouch Solution, Inc.	2,314,782	1,199,979
#	Hanpin Electron Co., Ltd.	248,000	295,596
# *	Harvatek Corp.	675,949	552,215
	Hey Song Corp.	1,522,750	2,043,737
#	Hi-Clearance, Inc.	92,964	450,909
#	Highlight Tech Corp.	377,281	583,756
#	Highwealth Construction Corp.	409,000	661,349
#	HIM International Music, Inc.	60,710	224,024
#	Hiroca Holdings, Ltd.	234,448	592,950
#	Hitron Technology, Inc.	524,557	474,402
# *	Ho Tung Chemical Corp.	3,452,684	1,492,314
# *	Hocheng Corp.	1,075,700	530,701
#	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	164,769
#	Holiday Entertainment Co., Ltd.	487,800	1,166,840
	Holtek Semiconductor, Inc.	808,000	2,933,076
#	Holy Stone Enterprise Co., Ltd.	585,910	2,806,057
	Hong Pu Real Estate Development Co., Ltd.	756,185	641,600
#	Hong TAI Electric Industrial	887,000	1,021,131
#	Hong YI Fiber Industry Co.	576,652	472,006
#	Horizon Securities Co., Ltd.	1,261,000	1,003,181
#	Hota Industrial Manufacturing Co., Ltd.	769,299	2,830,027
#	Hotron Precision Electronic Industrial Co., Ltd.	290,994	754,857
#	Hsin Kuang Steel Co., Ltd.	936,443	2,688,298
#	Hsin Yung Chien Co., Ltd.	157,505	751,896
#	Hsing TA Cement Co.	488,162	507,008
# *	HTC Corp.	416,000	616,219
#	Hu Lane Associate, Inc.	276,737	1,110,733
#	HUA ENG Wire & Cable Co., Ltd.	1,343,565	1,524,419
	Hua Yu Lien Development Co., Ltd.	30,000	43,009
	Huaku Development Co., Ltd.	1,030,816	3,491,751
	Huang Hsiang Construction Corp.	473,800	745,858
#	Hung Ching Development & Construction Co., Ltd.	609,000	526,106
	Hung Sheng Construction, Ltd.	1,843,251	1,494,517
	Huxen Corp.	119,244	232,086
*	Hwa Fong Rubber Industrial Co., Ltd.	864,812	657,239
#	Hwacom Systems, Inc.	362,000	276,280
#	Ibase Technology, Inc.	730,206	1,055,631
	IBF Financial Holdings Co., Ltd.	8,693,976	5,506,428
#	Ichia Technologies, Inc.	1,148,000	839,852
# *	I-Chiun Precision Industry Co., Ltd.	735,313	876,730
	IEI Integration Corp.	466,832	991,740

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Infortrend Technology, Inc.	890,163	$724,978
#	Info-Tek Corp.	322,000	532,357
#	Innodisk Corp.	295,543	1,889,998
#	Inpaq Technology Co., Ltd.	349,950	845,259
#	Insyde Software Corp.	114,000	354,992
#	Intai Technology Corp.	145,400	467,898
#	Integrated Service Technology, Inc.	380,326	760,686
#	IntelliEPI, Inc.	121,000	248,620
	International CSRC Investment Holdings Co.	2,862,363	3,103,626
#	International Games System Co., Ltd.	88,000	2,424,974
	Iron Force Industrial Co., Ltd.	178,393	513,029
	I-Sheng Electric Wire & Cable Co., Ltd.	501,000	828,906
#	ITE Technology, Inc.	601,095	2,583,729
	ITEQ Corp.	934,040	4,900,186
	J Touch Corp.	11,000	0
#	Jarllytec Co., Ltd.	203,000	575,558
#	Jentech Precision Industrial Co., Ltd.	294,868	2,687,896
#	Jess-Link Products Co., Ltd.	417,925	615,379
#	Jih Lin Technology Co., Ltd.	213,000	616,792
#	Jinan Acetate Chemical Co., Ltd.	53,900	256,382
#	Jinli Group Holdings, Ltd.	297,681	111,098
	Johnson Health Tech Co., Ltd.	221,000	657,957
#	Jourdeness Group, Ltd.	137,000	462,767
# *	K Laser Technology, Inc.	605,000	497,877
#	Kaimei Electronic Corp.	502,229	2,208,539
#	Kaori Heat Treatment Co., Ltd.	340,197	643,387
	Kaulin Manufacturing Co., Ltd.	442,330	269,471
	KEE TAI Properties Co., Ltd.	1,641,473	627,738
	Kenda Rubber Industrial Co., Ltd.	1,763,845	2,885,678
#	Kenmec Mechanical Engineering Co., Ltd.	763,000	738,874
#	Kerry TJ Logistics Co., Ltd.	876,000	1,409,965
#	Key Ware Electronics Co., Ltd.	273,432	194,282
#	Kindom Development Co., Ltd.	1,269,000	1,972,928
	King Chou Marine Technology Co., Ltd.	234,920	328,596
	King Slide Works Co., Ltd.	184,000	2,366,613
	King Yuan Electronics Co., Ltd.	4,572,979	8,066,001
	King’s Town Bank Co., Ltd.	3,421,701	5,286,873
# *	King’s Town Construction Co., Ltd.	353,074	493,317
	Kinik Co.	428,000	1,106,309
# *	Kinko Optical Co., Ltd.	536,000	746,709
#	Kinpo Electronics	4,748,157	3,034,659
#	Kinsus Interconnect Technology Corp.	1,163,000	4,365,365
	KMC Kuei Meng International, Inc.	240,253	1,974,163
#	KNH Enterprise Co., Ltd.	589,020	722,645
#	KS Terminals, Inc.	544,482	1,462,748
#	Kung Long Batteries Industrial Co., Ltd.	273,000	1,468,365
# *	Kung Sing Engineering Corp.	1,674,991	698,786
#	Kuo Toong International Co., Ltd.	879,648	983,395
#	Kuoyang Construction Co., Ltd.	875,899	1,095,124
# *	Kwong Fong Industries Corp.	352,691	157,640
	Kwong Lung Enterprise Co., Ltd.	360,000	547,951
#	KYE Systems Corp.	772,672	407,696
	L&K Engineering Co., Ltd.	669,048	809,299
#	La Kaffa International Co., Ltd.	97,701	440,092
*	LAN FA Textile	805,933	336,528
#	Land Mark Optoelectronics Corp.	334,300	2,938,240
#	Lanner Electronics, Inc.	390,916	925,428
#	Laser Tek Taiwan Co., Ltd.	281,504	346,799
*	Laster Tech Corp., Ltd.	180,741	352,116

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Leader Electronics, Inc.	262,000	$185,224
# *	Lealea Enterprise Co., Ltd.	2,951,892	1,599,210
	Ledlink Optics, Inc.	141,300	171,023
#	LEE CHI Enterprises Co., Ltd.	682,000	747,122
#	Lelon Electronics Corp.	317,327	791,146
#	Lemtech Holdings Co., Ltd.	93,982	729,169
*	Leofoo Development Co., Ltd.	156,278	115,667
#	Li Cheng Enterprise Co., Ltd.	393,108	390,583
# *	Li Peng Enterprise Co., Ltd.	2,003,897	1,010,808
#	Lian HWA Food Corp.	267,153	566,479
#	Lida Holdings, Ltd.	257,400	319,633
	Lien Hwa Industrial Holdings Corp.	3,067,732	5,400,042
#	Lifestyle Global Enterprise, Inc.	94,000	174,080
# *	Lingsen Precision Industries, Ltd.	1,517,506	1,018,181
*	Long Bon International Co., Ltd.	759,274	527,958
#	Longchen Paper & Packaging Co., Ltd.	3,825,054	3,982,303
#	Longwell Co.	466,000	1,225,939
	Lotes Co., Ltd.	273,923	5,290,908
# *	Lotus Pharmaceutical Co., Ltd.	189,000	539,602
#	Lu Hai Holding Corp.	178,275	330,189
#	Lucky Cement Corp.	601,000	362,391
#	Lumax International Corp., Ltd.	357,592	943,345
	Lung Yen Life Service Corp.	743,000	1,382,788
# *	LuxNet Corp.	380,501	309,728
#	Macauto Industrial Co., Ltd.	189,000	641,021
#	Machvision, Inc.	158,398	1,596,565
#	Macroblock, Inc.	178,010	740,263
#	Makalot Industrial Co., Ltd.	962,481	8,435,181
#	Marketech International Corp.	227,000	956,751
#	Materials Analysis Technology, Inc.	198,041	990,472
#	Mayer Steel Pipe Corp.	548,567	557,696
	Maywufa Co., Ltd.	69,322	51,243
#	Mechema Chemicals International Corp.	194,000	487,635
#	Meiloon Industrial Co.	332,730	478,991
#	Mercuries & Associates Holding, Ltd.	1,683,165	1,414,902
# *	Mercuries Life Insurance Co., Ltd.	6,127,756	2,254,789
#	Merry Electronics Co., Ltd.	173,216	780,282
#	Mildef Crete, Inc.	195,000	409,618
# *	MIN AIK Technology Co., Ltd.	556,452	672,677
#	Mirle Automation Corp.	723,098	1,265,358
	Mitac Holdings Corp.	3,643,918	3,966,374
#	Mobiletron Electronics Co., Ltd.	304,800	656,129
#	MPI Corp.	298,000	1,441,543
#	Nak Sealing Technologies Corp.	229,954	839,058
	Namchow Holdings Co., Ltd.	697,000	1,448,702
#	Nan Kang Rubber Tire Co., Ltd.	1,742,952	2,702,255
#	Nan Liu Enterprise Co., Ltd.	184,000	1,116,366
	Nan Pao Resins Chemical Co., Ltd.	10,000	57,374
#	Nan Ren Lake Leisure Amusement Co., Ltd.	460,000	223,194
#	Nang Kuang Pharmaceutical Co., Ltd.	226,000	321,425
	Nantex Industry Co., Ltd.	1,022,606	5,007,225
#	National Aerospace Fasteners Corp.	105,000	225,059
	National Petroleum Co., Ltd.	227,824	405,089
#	Netronix, Inc.	280,000	586,888
	New Best Wire Industrial Co., Ltd.	195,600	210,583
#	New Era Electronics Co., Ltd.	312,000	365,408
	Nexcom International Co., Ltd.	537,094	507,099
#	Nichidenbo Corp.	740,417	1,613,025
#	Nidec Chaun-Choung Technology Corp.	138,000	1,073,735

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Nien Hsing Textile Co., Ltd.	480,345	$365,638
#	Niko Semiconductor Co., Ltd.	218,000	534,169
#	Nishoku Technology, Inc.	180,400	926,711
#	Nova Technology Corp.	47,000	239,190
#	Nuvoton Technology Corp.	861,187	2,115,118
	O-Bank Co., Ltd.	2,038,071	551,347
# *	Ocean Plastics Co., Ltd.	775,200	1,135,102
#	OK Biotech Co., Ltd.	182,527	173,478
*	OptoTech Corp.	1,428,804	1,437,937
#	Orient Europharma Co., Ltd.	149,000	251,629
#	Orient Semiconductor Electronics, Ltd.	1,171,599	764,494
	Oriental Union Chemical Corp.	2,313,267	1,943,092
#	O-TA Precision Industry Co., Ltd.	282,227	1,288,925
# *	Pacific Construction Co.	1,300,921	540,180
#	Pacific Hospital Supply Co., Ltd.	279,209	736,176
	Paiho Shih Holdings Corp.	516,365	897,708
#	Pan Jit International, Inc.	1,110,486	2,329,219
#	Pan-International Industrial Corp.	1,674,747	2,411,098
#	Panion & BF Biotech, Inc.	186,000	510,939
*	Paragon Technologies Co., Ltd.	275,246	298,297
#	Parpro Corp.	208,000	185,113
#	PChome Online, Inc.	223,000	671,925
#	PCL Technologies, Inc.	227,810	918,641
#	P-Duke Technology Co., Ltd.	202,950	543,708
*	Pharmally International Holding Co., Ltd.	441,605	335,555
# *	Phihong Technology Co., Ltd.	1,323,401	2,013,131
#	Phoenix Tours International, Inc.	199,481	271,383
#	Pixart Imaging, Inc.	551,150	3,867,256
	Planet Technology Corp.	160,000	377,758
#	Plastron Precision Co., Ltd.	523,460	297,765
#	Plotech Co., Ltd.	434,000	531,011
#	Polytronics Technology Corp.	279,124	1,265,084
	Posiflex Technology, Inc.	94,457	264,180
#	Power Wind Health Industry, Inc.	148,203	854,766
#	Poya International Co., Ltd.	127,098	2,768,060
#	President Securities Corp.	3,317,994	3,542,343
	Primax Electronics, Ltd.	1,649,000	3,568,077
	Prince Housing & Development Corp.	4,588,644	2,067,063
*	Princeton Technology Corp.	221,000	276,667
#	Pro Hawk Corp.	77,000	558,530
	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co., Ltd.	622,000	920,304
#	Prosperity Dielectrics Co., Ltd.	432,559	1,124,051
	Qisda Corp.	4,891,900	6,346,280
	QST International Corp.	216,000	633,642
#	Qualipoly Chemical Corp.	339,048	463,071
#	Quang Viet Enterprise Co., Ltd.	229,000	1,072,466
#	Quanta Storage, Inc.	928,000	1,789,344
# *	Quintain Steel Co., Ltd.	910,823	749,790
	Radiant Opto-Electronics Corp.	710,000	3,253,261
	Radium Life Tech Co., Ltd.	2,956,242	1,381,628
#	Rafael Microelectronics, Inc.	93,000	508,873
	Rechi Precision Co., Ltd.	1,289,181	1,141,477
#	Rexon Industrial Corp., Ltd.	581,000	1,947,719
	Rich Development Co., Ltd.	2,360,036	955,800
#	RichWave Technology Corp.	233,900	4,498,307
*	Right WAY Industrial Co., Ltd.	119,384	50,192
*	Ritek Corp.	3,094,867	1,379,400
# *	Roo Hsing Co., Ltd.	1,788,000	710,938

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Rotam Global Agrosciences, Ltd.	345,268	$169,602
	Ruentex Development Co., Ltd.	1,434,000	2,719,421
#	Ruentex Engineering & Construction Co.	142,000	738,395
#	Ruentex Industries, Ltd.	1,439,000	4,373,145
	Samebest Co., Ltd.	15,420	25,346
	Sampo Corp.	1,387,861	1,552,382
#	San Fang Chemical Industry Co., Ltd.	805,647	676,989
#	San Far Property, Ltd.	596,677	355,364
#	San Shing Fastech Corp.	456,875	1,041,276
	Sanitar Co., Ltd.	212,000	297,162
	Sanyang Motor Co., Ltd.	2,115,628	2,448,919
#	SCI Pharmtech, Inc.	232,395	752,335
#	Scientech Corp.	231,000	583,534
#	SDI Corp.	612,000	1,944,203
#	Sea Sonic Electronics Co., Ltd.	45,000	180,135
#	Senao International Co., Ltd.	335,541	429,912
#	Senao Networks, Inc.	113,000	439,873
	Sercomm Corp.	991,000	2,619,839
#	Sesoda Corp.	660,370	677,201
	Shane Global Holding, Inc.	6,000	17,059
#	Shan-Loong Transportation Co., Ltd.	291,000	384,471
# *	Sharehope Medicine Co., Ltd.	397,445	462,317
	Sheng Yu Steel Co., Ltd.	482,980	631,285
#	ShenMao Technology, Inc.	370,891	649,454
	Shieh Yih Machinery Industry Co., Ltd.	166,000	84,325
#	Shih Her Technologies, Inc.	173,000	351,224
*	Shih Wei Navigation Co., Ltd.	409,081	425,405
#	Shihlin Electric & Engineering Corp.	1,507,000	2,787,223
	Shin Hai Gas Corp.	1,245	2,145
	Shin Zu Shing Co., Ltd.	676,943	2,908,933
*	Shinih Enterprise Co., Ltd.	71,000	52,386
# *	Shining Building Business Co., Ltd.	1,797,814	984,253
	Shinkong Insurance Co., Ltd.	940,131	1,399,031
#	Shinkong Synthetic Fibers Corp.	4,827,395	4,175,305
	Shinkong Textile Co., Ltd.	806,542	1,230,720
#	Shiny Chemical Industrial Co., Ltd.	312,637	1,338,076
*	Shuttle, Inc.	1,405,152	715,221
#	Sigurd Microelectronics Corp.	1,680,907	3,272,583
#	Silicon Integrated Systems Corp.	2,018,302	1,798,862
	Sinbon Electronics Co., Ltd.	841,813	7,799,470
	Sincere Navigation Corp.	1,330,139	1,548,009
	Single Well Industrial Corp.	79,224	81,723
#	Sinher Technology, Inc.	242,000	500,654
#	Sinmag Equipment Corp.	192,056	751,705
	Sino American Electronic Co., Ltd.	564,703	0
#	Sinon Corp.	1,668,510	1,336,440
#	Sinopower Semiconductor, Inc.	16,000	75,817
#	Sinphar Pharmaceutical Co., Ltd.	180,938	200,650
	Sinyi Realty, Inc.	981,660	1,179,186
	Sirtec International Co., Ltd.	349,600	397,262
	Sitronix Technology Corp.	496,879	5,538,302
#	Siward Crystal Technology Co., Ltd.	669,000	735,760
	Soft-World International Corp.	290,000	1,223,476
#	Solar Applied Materials Technology Co.	1,815,372	3,603,194
#	Solomon Technology Corp.	490,000	346,799
#	Solteam, Inc.	243,034	652,991
#	Sonix Technology Co., Ltd.	614,000	2,392,323
	Southeast Cement Co., Ltd.	709,700	456,301
#	Speed Tech Corp.	435,000	1,222,324

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Spirox Corp.	298,824	$346,112
#	Sporton International, Inc.	297,192	2,726,472
	St Shine Optical Co., Ltd.	214,000	2,455,065
#	Standard Chemical & Pharmaceutical Co., Ltd.	321,571	460,553
	Standard Foods Corp.	293,000	595,279
#	Stark Technology, Inc.	399,688	1,023,761
*	Sun Yad Construction Co., Ltd.	210,000	94,835
#	Sunko INK Co., Ltd.	546,400	239,320
#	SunMax Biotechnology Co., Ltd.	89,000	261,619
	Sunny Friend Environmental Technology Co., Ltd.	271,000	2,223,080
#	Sunonwealth Electric Machine Industry Co., Ltd.	867,487	1,637,776
#	Sunplus Technology Co., Ltd.	2,002,000	2,470,433
#	Sunrex Technology Corp.	332,612	750,235
#	Sunspring Metal Corp.	331,000	403,543
	Sunty Development Co., Ltd.	42,000	20,459
#	Supreme Electronics Co., Ltd.	1,609,508	2,419,692
#	Sweeten Real Estate Development Co., Ltd.	707,465	637,191
#	Symtek Automation Asia Co., Ltd.	213,069	850,882
	Syncmold Enterprise Corp.	452,750	1,453,587
#	Synmosa Biopharma Corp.	785,446	748,111
	Systex Corp.	632,388	2,071,064
#	T3EX Global Holdings Corp.	420,177	1,088,384
#	TA Chen Stainless Pipe	5,919,081	10,101,183
#	Ta Liang Technology Co., Ltd.	180,000	451,727
#	Ta Ya Electric Wire & Cable	2,301,318	2,832,772
	Ta Yih Industrial Co., Ltd.	106,000	201,660
#	Tah Hsin Industrial Corp.	309,220	835,510
#	TAI Roun Products Co., Ltd.	201,000	136,114
#	TA-I Technology Co., Ltd.	461,788	1,264,225
# *	Tai Tung Communication Co., Ltd.	513,267	399,313
	Taichung Commercial Bank Co., Ltd.	15,662,359	6,694,836
#	TaiDoc Technology Corp.	254,470	1,556,488
	Taiflex Scientific Co., Ltd.	758,340	1,568,331
#	Taimide Tech, Inc.	464,262	933,821
#	Tainan Enterprises Co., Ltd.	263,370	185,023
#	Tainan Spinning Co., Ltd.	4,672,044	4,730,144
#	Tai-Saw Technology Co., Ltd.	235,120	222,857
#	TaiSol Electronics Co., Ltd.	63,000	137,198
#	Taisun Enterprise Co., Ltd.	898,648	1,057,809
#	Taita Chemical Co., Ltd.	821,497	1,449,421
# *	Taiwan Chinsan Electronic Industrial Co., Ltd.	414,673	793,093
#	Taiwan Cogeneration Corp.	1,652,566	2,359,174
	Taiwan Fertilizer Co., Ltd.	947,000	2,063,198
	Taiwan Fire & Marine Insurance Co., Ltd.	979,338	829,012
	Taiwan FU Hsing Industrial Co., Ltd.	649,000	1,114,603
*	Taiwan Glass Industry Corp.	736,000	888,534
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,014,468	2,851,227
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	774,120	810,488
	Taiwan Kolin Co., Ltd.	1,356,000	0
# *	Taiwan Land Development Corp.	2,845,991	707,585
#	Taiwan Line Tek Electronic	144,185	162,939
#	Taiwan Mask Corp.	197,000	580,208
	Taiwan Navigation Co., Ltd.	934,777	1,411,285
	Taiwan Paiho, Ltd.	1,116,287	3,853,881
	Taiwan PCB Techvest Co., Ltd.	1,097,238	2,045,718
#	Taiwan Sakura Corp.	780,803	1,788,735
	Taiwan Sanyo Electric Co., Ltd.	417,400	548,195
	Taiwan Secom Co., Ltd.	204,000	696,294
#	Taiwan Semiconductor Co., Ltd.	982,000	1,959,333

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Shin Kong Security Co., Ltd.	1,443,577	$2,002,619
	Taiwan Steel Union Co., Ltd.	18,000	49,029
	Taiwan Styrene Monomer	2,102,209	1,646,099
#	Taiwan Surface Mounting Technology Corp.	1,070,388	4,430,681
#	Taiwan Taxi Co., Ltd.	73,227	226,658
# *	Taiwan TEA Corp.	2,280,897	1,935,025
#	Taiwan Union Technology Corp.	1,023,000	4,302,475
	Taiyen Biotech Co., Ltd.	383,883	470,572
# *	Tatung Co., Ltd.	3,982,015	3,836,443
#	Tayih Lun An Co., Ltd.	220,890	196,184
#	TCI Co., Ltd.	409,746	3,531,390
	Te Chang Construction Co., Ltd.	258,206	300,464
#	Tehmag Foods Corp.	105,800	1,165,737
#	Ten Ren Tea Co., Ltd.	140,980	187,336
	Tera Autotech Corp.	91,885	79,023
#	Test Research, Inc.	689,820	1,597,206
	Test-Rite International Co., Ltd.	1,179,495	1,103,994
# *	Tex-Ray Industrial Co., Ltd.	311,000	243,193
#	Thinking Electronic Industrial Co., Ltd.	303,204	1,983,246
#	Thye Ming Industrial Co., Ltd.	594,669	673,810
*	Ton Yi Industrial Corp.	3,119,644	1,719,249
#	Tong Hsing Electronic Industries, Ltd.	269,976	1,850,342
	Tong Yang Industry Co., Ltd.	1,476,741	2,011,487
	Tong-Tai Machine & Tool Co., Ltd.	824,892	553,688
	TOPBI International Holdings, Ltd.	466,096	131,154
#	Topco Scientific Co., Ltd.	709,087	3,454,255
#	Topco Technologies Corp.	190,720	538,631
	Topkey Corp.	284,000	1,776,682
#	Topoint Technology Co., Ltd.	579,898	851,406
#	Toung Loong Textile Manufacturing	347,000	536,248
# *	TPK Holding Co., Ltd.	1,404,000	2,727,092
	Trade-Van Information Services Co.	255,000	459,613
	Transart Graphics Co., Ltd.	18,000	55,459
	Transcend Information, Inc.	853,000	2,455,165
#	Tsang Yow Industrial Co., Ltd.	270,000	291,303
	Tsann Kuen Enterprise Co., Ltd.	311,686	304,719
#	TSC Auto ID Technology Co., Ltd.	107,470	855,405
	TSRC Corp.	2,355,200	3,027,595
	Ttet Union Corp.	177,000	1,123,357
#	TTFB Co., Ltd.	38,000	341,166
#	TTY Biopharm Co., Ltd.	969,979	2,476,203
#	Tung Ho Steel Enterprise Corp.	3,041,000	6,442,490
#	TURVO International Co., Ltd.	247,922	1,037,718
	TXC Corp.	1,221,053	5,538,398
#	TYC Brother Industrial Co., Ltd.	848,980	751,317
*	Tycoons Group Enterprise	1,750,767	926,993
#	Tyntek Corp.	1,188,039	1,234,381
#	UDE Corp.	277,000	327,493
#	Ultra Chip, Inc.	266,786	664,369
	U-Ming Marine Transport Corp.	1,775,000	4,468,423
	Union Bank Of Taiwan	8,280,122	3,554,265
#	Unitech Computer Co., Ltd.	385,804	399,019
#	Unitech Printed Circuit Board Corp.	2,447,937	1,882,739
	United Integrated Services Co., Ltd.	632,951	5,505,797
	United Orthopedic Corp.	312,935	402,422
#	United Radiant Technology	385,000	277,786
*	United Renewable Energy Co., Ltd.	4,128,108	2,109,913
	Unity Opto Technology Co., Ltd.	2,760,500	76,343
	Univacco Technology, Inc.	32,000	28,710

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Universal Cement Corp.	1,727,433	$1,613,778
#	Universal Microwave Technology, Inc.	207,534	543,324
# *	Unizyx Holding Corp.	1,122,430	1,535,125
#	UPC Technology Corp.	3,162,124	3,417,336
#	Userjoy Technology Co., Ltd.	186,274	599,543
	USI Corp.	3,070,156	4,532,930
# *	Usun Technology Co., Ltd.	209,200	307,113
#	Utechzone Co., Ltd.	203,000	476,266
#	Ve Wong Corp.	577,696	755,043
#	VHQ Media Holdings, Ltd.	90,000	118,373
# *	Victory New Materials, Ltd. Co.	457,832	203,822
	Visual Photonics Epitaxy Co., Ltd.	653,772	2,730,357
#	Vivotek, Inc.	131,704	389,836
#	Wafer Works Corp.	1,958,548	4,031,680
#	Waffer Technology Corp.	534,000	417,360
#	Wah Hong Industrial Corp.	144,021	205,138
	Wah Lee Industrial Corp.	715,000	2,105,549
	Walsin Lihwa Corp.	2,541,000	2,764,251
# *	Walton Advanced Engineering, Inc.	1,328,197	879,870
	WAN HWA Enterprise Co.	401,238	192,084
# *	Ways Technical Corp., Ltd.	189,000	186,937
*	We & Win Development Co., Ltd.	161,000	60,292
*	We&Win Diversification Co., Ltd.	95,000	47,148
	Wei Chuan Foods Corp.	1,343,000	1,180,534
	Wei Mon Industry Co., Ltd.	3,075,282	0
#	Weikeng Industrial Co., Ltd.	1,360,459	1,191,066
#	Well Shin Technology Co., Ltd.	319,000	620,063
# *	Wha Yu Industrial Co., Ltd.	301,000	253,343
#	Wholetech System Hitech, Ltd.	207,000	338,763
#	Winmate, Inc.	140,000	399,274
#	Winstek Semiconductor Co., Ltd.	250,000	295,364
	Wintek Corp.	5,447,000	66,905
#	Wisdom Marine Lines Co., Ltd.	1,808,241	4,578,788
#	Wistron NeWeb Corp.	1,267,155	3,365,550
	Wowprime Corp.	287,000	1,913,245
	WT Microelectronics Co., Ltd.	1,545,450	3,031,993
#	WUS Printed Circuit Co., Ltd.	628,737	777,581
#	XAC Automation Corp.	302,000	326,579
# *	XinTec, Inc.	108,000	596,503
#	X-Legend Entertainment Co., Ltd.	106,000	291,219
	XPEC Entertainment, Inc.	192,135	0
	Xxentria Technology Materials Corp.	527,207	1,320,673
*	Yang Ming Marine Transport Corp.	208,981	590,178
	YC INOX Co., Ltd.	1,496,609	1,636,557
#	YCC Parts Manufacturing Co., Ltd.	132,000	192,451
# *	Yea Shin International Development Co., Ltd.	635,076	557,673
#	Yem Chio Co., Ltd.	1,614,673	1,098,552
#	Yeong Guan Energy Technology Group Co., Ltd.	345,987	1,053,633
#	YFC-Boneagle Electric Co., Ltd.	415,000	429,051
#	YFY, Inc.	4,496,212	6,110,589
	Yi Jinn Industrial Co., Ltd.	744,284	518,545
# *	Yieh Phui Enterprise Co., Ltd.	3,922,049	3,040,687
	Yonyu Plastics Co., Ltd.	279,600	359,162
#	Young Fast Optoelectronics Co., Ltd.	386,872	578,517
*	Young Optics, Inc.	58,000	176,217
#	Youngtek Electronics Corp.	494,666	1,566,421
#	Yuanta Futures Co., Ltd.	342,827	644,025
	Yulon Finance Corp.	593,320	2,902,574
# *	Yulon Motor Co., Ltd.	1,827,056	2,967,483

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	272,869	$723,312
#	Yungshin Construction & Development Co., Ltd.	426,000	765,285
	YungShin Global Holding Corp.	772,015	1,237,435
	Yungtay Engineering Co., Ltd.	17,000	39,358
	Yusin Holding Corp.	6,721	15,941
	Zeng Hsing Industrial Co., Ltd.	228,107	1,456,606
#	Zenitron Corp.	757,000	802,761
#	Zero One Technology Co., Ltd.	451,000	788,631
	Zhong Yang Technology Co., Ltd.	7,000	20,361
# *	Zig Sheng Industrial Co., Ltd.	1,607,732	984,957
# *	Zinwell Corp.	1,167,586	1,061,543
#	Zippy Technology Corp.	461,948	648,696
#	ZongTai Real Estate Development Co., Ltd.	595,849	866,810

TOTAL TAIWAN			1,064,375,630

THAILAND — (3.2%)
	AAPICO Hitech PCL	90,970	69,533
	AAPICO Hitech PCL	827,632	632,602
	Advanced Information Technology PCL, Class F	685,200	462,118
	AEON Thana Sinsap Thailand PCL	312,000	2,224,456
	After You PCL	850,300	286,733
	AJ Plast PCL	406,188	307,862
	Allianz Ayudhya Capital PCL	195,200	214,712
	Alucon PCL	2,200	12,576
	Amanah Leasing PCL	1,161,500	231,274
	Amata Corp. PCL	3,812,510	2,118,231
	Ananda Development PCL	7,329,900	522,597
	AP Thailand PCL	10,459,716	2,888,914
*	Asia Aviation PCL	11,246,800	910,219
	Asia Plus Group Holdings PCL	8,178,500	908,795
	Asia Sermkij Leasing PCL	1,030,800	943,486
	Asian Insulators PCL	6,363,400	645,792
	Bangchak Corp. PCL	4,365,900	3,610,499
*	Bangkok Airways PCL	3,874,400	914,551
*	Bangkok Aviation Fuel Services PCL	1,004,846	830,985
	Bangkok Chain Hospital PCL	5,905,437	3,432,787
	Bangkok Commercial Asset Management PCL	1,862,200	1,231,997
	Bangkok Insurance PCL	198,381	1,720,205
	Bangkok Land PCL	51,049,770	1,770,654
*	Bangkok Life Assurance PCL	1,095,400	879,486
*	Bangkok Ranch PCL	2,178,000	204,248
	Bangkok Rubber Pub Co.	14,600	0
	Banpu PCL	12,020,900	4,748,521
	Banpu Power PCL	1,374,400	798,929
	BCPG PCL	321,900	146,800
*	BEC World PCL	3,318,548	1,087,088
*	Better World Green PCL	14,328,300	349,723
	BG Container Glass PCL	455,200	142,536
	Brooker Group PCL (The)	1,909,700	38,639
	Cal-Comp Electronics Thailand PCL, Class F	12,170,231	1,282,003
	Central Paper Industry PCL	20	0
*	Central Plaza Hotel PCL	1,367,400	1,394,298
*	CH Karnchang PCL	4,831,900	2,607,015
	Charoong Thai Wire & Cable PCL, Class F	726,000	209,843
	Chayo Group PCL	132,900	65,730
	Chularat Hospital PCL, Class F	22,697,700	2,274,326
	CIMB Thai Bank PCL	7,467,800	213,451
	CK Power PCL	613,000	92,135
	Com7 PCL, Class F	2,064,300	4,889,350

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Communication & System Solution PCL	865,600	$62,270
	Country Group Development PCL	14,642,500	371,500
*	Country Group Holdings PCL	7,187,500	274,689
*	Demco PCL	260,300	35,612
	Dhipaya Insurance PCL	2,171,100	2,022,060
	Diamond Building Products PCL	58,000	13,225
	Do Day Dream PCL	340,400	240,507
	Dohome PCL	289,700	239,575
*	Dusit Thani PCL	114,500	29,970
	Dynasty Ceramic PCL	17,485,880	1,774,561
	Eastern Polymer Group PCL, Class F	4,879,400	1,880,459
	Eastern Power Group PCL	1,652,608	313,140
	Eastern Water Resources Development and Management PCL, Class F	2,649,000	876,265
*	Ekachai Medical Care PCL	927,600	192,148
*	Erawan Group PCL (The)	925,370	137,301
*	Esso Thailand PCL	4,288,300	1,177,518
	Forth Corp. PCL	1,383,200	310,956
	Forth Smart Service PCL	1,272,900	337,260
	GFPT PCL	2,205,000	814,372
	Global Green Chemicals PCL, Class F	1,314,600	477,077
	GMM Grammy PCL	81,260	39,929
*	Grande Asset Hotels & Property PCL	1,507,800	27,602
*	Group Lease PCL	1,644,700	34,333
	Gunkul Engineering PCL	16,239,680	2,190,499
	Haad Thip PCL	298,400	376,145
	Hana Microelectronics PCL	2,393,396	4,266,029
	Humanica PCL	41,600	14,295
*	ICC International PCL	204,600	212,731
	Ichitan Group PCL	2,558,400	1,109,222
*	Interlink Communication PCL	798,400	157,693
	IRPC PCL	2,328,900	309,647
*	Italian-Thai Development PCL	17,231,827	1,012,742
	ITV PCL	2,785,600	0
	Jasmine International PCL	8,204,700	764,147
	JMT Network Services PCL, Class F	131,300	189,755
	Jubilee Enterprise PCL	272,500	238,479
	JWD Infologistics PCL	415,000	155,937
	Kang Yong Electric PCL	6,000	80,931
	Karmarts PCL	2,746,100	373,937
	KCE Electronics PCL	3,416,500	6,391,365
	KGI Securities Thailand PCL	5,735,600	948,642
*	Khon Kaen Sugar Industry PCL	7,709,937	1,010,246
*	Khonburi Sugar PCL	138,500	17,347
	Kiatnakin Phatra Bank PCL	920,400	1,721,824
	Lalin Property PCL	194,800	64,438
	Lam Soon Thailand PCL	1,074,700	193,282
	Lanna Resources PCL	565,050	171,489
	Lee Feed Mill PCL	67,000	6,369
	LH Financial Group PCL	39,495,139	1,522,093
*	Loxley PCL	6,581,976	465,045
	LPN Development PCL	5,937,202	962,918
	MBK PCL	4,102,964	1,818,415
	MC Group PCL	79,800	28,704
*	MCOT PCL	984,700	159,702
	MCS Steel PCL	1,579,400	725,345
	Mega Lifesciences PCL	1,595,700	1,780,829
	Millcon Steel PCL	3,497,033	208,895
	MK Restaurants Group PCL	236,900	388,018
	Modernform Group PCL	2,003,800	230,385

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Mono Next P.C.L., Class F	5,406,600	$345,536
	Muang Thai Insurance PCL	61,288	165,337
	Namyong Terminal PCL	2,175,000	321,317
*	Nava Nakorn PCL	1,852,800	164,231
*	Nawarat Patanakarn PCL	2,154,200	54,655
	Netbay PCL	448,500	446,519
	Noble Development PCL	1,682,100	486,195
	Northeast Rubber PCL	141,900	28,710
*	Nusasiri PCL	2,408,400	34,806
	Origin Property PCL, Class F	4,060,750	1,199,804
	PCS Machine Group Holding PCL	1,196,800	199,867
	Plan B Media PCL, Class F	8,680,300	1,728,394
*	Platinum Group PCL (The), Class F	3,236,300	313,886
	Polyplex Thailand PCL	1,304,050	1,183,120
	Power Solution Technologies PCL, Class F	7,178,320	438,019
*	Precious Shipping PCL	1,672,350	982,867
	Premier Marketing PCL	1,476,300	412,487
	Prima Marine PCL	4,033,200	997,371
*	Principal Capital PCL	1,537,400	236,010
	Property Perfect PCL	37,685,530	641,456
	Pruksa Holding PCL	3,480,400	1,430,722
	PTG Energy PCL	3,706,400	2,392,570
	Pylon PCL	1,586,600	220,124
	Quality Houses PCL	36,115,926	2,760,527
*	Raimon Land PCL	9,678,200	267,306
	Rajthanee Hospital PCL	692,900	700,967
	Ratchthani Leasing PCL	9,072,255	1,276,161
	Regional Container Lines PCL	1,703,300	2,037,669
	Rojana Industrial Park PCL	4,564,654	1,084,815
	RS PCL	2,017,800	1,620,072
	S 11 Group PCL	1,380,900	328,179
	Sabina PCL	829,900	570,369
	Saha Pathana Inter-Holding PCL	699,100	1,363,961
	Sahakol Equipment PCL	2,553,800	175,516
	Sahamitr Pressure Container PCL	676,000	238,812
	Saha-Union PCL	804,600	930,248
*	Samart Corp. PCL	2,808,500	947,065
	Samart Telcoms PCL	721,200	172,555
	Sansiri PCL	53,038,010	1,771,482
	Sappe PCL	511,100	430,875
	SC Asset Corp. PCL	8,404,015	842,088
	SEAFCO PCL	2,508,302	385,056
	Sena Development PCL	2,107,633	311,365
	Sermsang Power Corp. Co., Ltd.	1,133,800	527,984
	Siam City Cement PCL	31,154	181,596
	Siam Future Development PCL	5,834,247	1,180,434
	Siam Wellness Group PCL, Class F	405,300	98,925
	Siamgas & Petrochemicals PCL	3,605,000	1,319,856
	Singha Estate PCL	16,129,654	1,087,829
	Sino-Thai Engineering & Construction PCL	4,544,900	2,116,453
	SISB PCL	39,100	12,432
	SNC Former PCL	626,400	295,723
	Somboon Advance Technology PCL	1,366,637	851,474
	Southern Concrete Pile PCL	115,700	26,010
	SPCG PCL	2,365,100	1,450,772
	Sri Trang Agro-Industry PCL	3,454,408	5,241,936
*	Srisawad Finance PCL	414,300	691,886
*	Srithai Superware PCL	6,980,200	215,207
	Srivichai Vejvivat PCL	688,600	187,976

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Star Petroleum Refining PCL	7,667,600	$2,314,747
*	STP & I PCL	5,356,064	691,493
	Supalai PCL	5,899,591	3,884,115
*	Super Energy Corp. PCL	74,088,800	2,260,437
	Susco PCL	2,759,500	288,911
*	SVI PCL	1,693,800	274,707
	Synnex Thailand PCL	106,040	97,909
	Syntec Construction PCL	5,282,100	369,811
	TAC Consumer PCL, Class F	1,991,500	466,895
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	681,365
	Thai Agro Energy PCL	1,506,200	125,769
	Thai Nakarin Hospital PCL	338,300	334,090
	Thai Rayon PCL	40,200	39,054
	Thai Reinsurance PCL	8,213,800	406,239
	Thai Solar Energy PCL, Class F	3,485,274	306,693
	Thai Stanley Electric PCL, Class F	164,200	965,029
	Thai Union Group PCL, Class F	1,878,600	911,019
	Thai Vegetable Oil PCL	1,967,975	2,243,697
*	Thai Wacoal PCL	78,000	107,090
	Thai Wah PCL, Class F	2,244,800	407,326
	Thaicom PCL	2,726,000	928,000
	Thaifoods Group PCL	4,336,400	717,221
	Thaire Life Assurance PCL	331,700	41,546
	Thanachart Capital PCL	622,100	709,259
	Thitikorn PCL	807,900	277,624
	Thoresen Thai Agencies PCL	6,802,454	3,189,589
	Tipco Asphalt PCL	2,923,000	1,896,254
	TIPCO Foods PCL	1,167,082	361,697
	TKS Technologies PCL	681,450	225,417
	TMT Steel PCL	1,251,600	498,429
	TPC Power Holdings Co., Ltd.	1,014,800	469,309
	TPI Polene PCL	36,596,200	2,562,175
	TPI Polene Power PCL	10,361,800	1,450,902
	TQM Corp. PCL	218,800	846,741
*	TTCL PCL	241,240	45,323
	TTW PCL	3,170,000	1,180,955
*	U City PCL, Class F	16,368,114	446,821
	UAC Global PCL	353,200	57,851
	Union Auction PCL	1,214,200	397,747
*	Unique Engineering & Construction PCL	2,815,670	596,818
	United Paper PCL	1,254,300	894,274
	Univanich Palm Oil PCL	2,378,600	469,800
	Univentures PCL	3,009,700	382,767
*	Vanachai Group PCL	2,336,959	607,928
	Vinythai PCL	1,081,934	1,346,445
	WHA Corp. PCL	14,214,900	1,543,039
	WHA Utilities and Power PCL	4,811,700	738,657
	Workpoint Entertainment PCL	987,440	586,677

TOTAL THAILAND			179,036,813

TURKEY — (1.3%)
*	Adese Alisveris Merkezleri Ticaret A.S.	1,099,020	267,566
*	Afyon Cimento Sanayi TAS	665,022	306,001
	Akcansa Cimento A.S.	118,218	258,864
	Aksa Akrilik Kimya Sanayii A.S.	787,007	1,559,925
# *	Aksa Enerji Uretim A.S.	550,138	764,267
	Aksigorta A.S.	387,613	355,277
	Alarko Holding A.S.	591,064	687,493
*	Albaraka Turk Katilim Bankasi A.S.	2,063,168	399,125

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Alkim Alkali Kimya A.S.	271,399	$564,310
#	Anadolu Anonim Turk Sigorta Sirketi	819,444	640,433
	Anadolu Hayat Emeklilik A.S.	277,210	302,180
	AvivaSA Emeklilik ve Hayat A.S., Class A	148,770	330,092
	Aygaz A.S.	348,467	579,423
*	Bagfas Bandirma Gubre Fabrikalari A.S.	96,727	263,137
*	Baticim Bati Anadolu Cimento Sanayii A.S.	1	2
*	Bera Holding A.S.	2,157,014	8,530,666
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	458,438	468,245
	Bizim Toptan Satis Magazalari A.S.	135,932	232,083
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	188,119	561,994
	Borusan Yatirim ve Pazarlama A.S.	31,790	1,371,914
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	213,747	661,738
*	Cimsa Cimento Sanayi VE Ticaret A.S.	201,500	535,956
	Deva Holding A.S.	139,758	514,416
#	Dogan Sirketler Grubu Holding A.S.	3,752,330	1,335,442
#	Dogus Otomotiv Servis ve Ticaret A.S.	146,035	470,039
#	EGE Endustri VE Ticaret A.S.	5,745	984,344
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	554,484	428,085
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	76,729	679,843
# *	Fenerbahce Futbol A.S.	136,706	471,076
*	Global Yatirim Holding A.S.	508,575	217,785
	Goldas Kuyumculuk Sanayi Ithalat Ve B	8,540	0
*	Goodyear Lastikleri TAS	243,750	221,798
# *	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	506,666	451,260
	GSD Holding A.S.	1,439,487	302,126
# *	Gubre Fabrikalari TAS	215,581	1,584,705
# *	Hektas Ticaret TAS	1,030,910	1,023,078
# *	Ihlas Holding A.S.	6,456,683	459,591
#	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	415,744	361,566
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	311,954	473,110
# *	Is Finansal Kiralama A.S.	766,484	307,425
	Is Yatirim Menkul Degerler A.S., Class A	583,435	1,084,767
*	Isiklar Enerji ve Yapi Holding A.S.	2,093,632	255,299
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	714,110	539,691
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	3,992,337	3,455,953
	Kartonsan Karton Sanayi ve Ticaret A.S.	107,701	661,173
*	Kerevitas Gida Sanayi ve Ticaret A.S.	633,326	411,422
*	Kordsa Teknik Tekstil A.S.	243,539	656,378
# *	Koza Anadolu Metal Madencilik Isletmeleri A.S.	755,097	1,253,459
*	Kutahya Porselen Sanayi A.S.	7,678	48,542
	Logo Yazilim Sanayi Ve Ticaret A.S.	72,461	1,416,673
# *	Mavi Giyim Sanayi Ve Ticaret AS, Class B	148,549	779,845
*	Menderes Tekstil Sanayi ve Ticaret A.S.	325,597	93,216
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,698,921	388,508
# *	Migros Ticaret A.S.	363,688	1,595,860
*	MLP Saglik Hizmetleri A.S.	373,659	1,103,830
*	NET Holding A.S.	749,748	520,771
*	Netas Telekomunikasyon A.S.	164,979	492,507
	Nuh Cimento Sanayi A.S.	377,698	2,586,742
# *	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	1,333,371	398,614
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	51,098	2,135,430
# *	Oyak Cimento Fabrikalari A.S.	1,260,876	1,048,953
*	Parsan Makina Parcalari Sanayii A.S.	60,935	216,191
# *	Pegasus Hava Tasimaciligi A.S.	143,587	1,280,911
	Polisan Holding A.S.	443,358	160,143
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	712,126	344,255
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,450,200	2,623,364
# *	Sasa Polyester Sanayi A.S.	764,999	3,299,291

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
# *	Sekerbank Turk A.S.	2,852,943	$377,389
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	376,098	456,442
	Tat Gida Sanayi A.S	274,723	322,077
# *	TAV Havalimanlari Holding A.S.	360,988	939,916
#	Tekfen Holding A.S.	757,875	1,466,407
*	Turcas Petrol A.S.	410,905	175,823
	Turk Traktor ve Ziraat Makineleri A.S.	59,448	1,501,719
# *	Turkiye Halk Bankasi A.S.	161,288	83,700
#	Turkiye Sinai Kalkinma Bankasi A.S.	5,034,517	769,222
# *	Ulker Biskuvi Sanayi A.S.	636,506	1,695,797
# *	Vestel Elektronik Sanayi ve Ticaret A.S.	293,700	1,022,695
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	470,733	957,676
# *	Zorlu Enerji Elektrik Uretim A.S.	2,311,132	558,661

TOTAL TURKEY			69,105,692

UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Islamic Bank PJSC	446,429	585,194
	Agthia Group PJSC	147,290	252,670
*	Air Arabia PJSC	5,216,300	1,810,702
	Amanat Holdings PJSC	2,349,412	578,134
*	Amlak Finance PJSC	1,550,731	90,518
*	Arabtec Holding PJSC	2,783,626	150,619
	Aramex PJSC	2,285,799	2,428,835
*	DAMAC Properties Dubai Co. PJSC	3,245,179	1,057,179
	Dana Gas PJSC	6,348,138	1,421,227
*	Deyaar Development PJSC	4,841,015	351,139
	Dubai Financial Market PJSC	3,599,347	1,038,612
	Dubai Investments PJSC	3,278,840	1,370,787
*	Emaar Development PJSC	1,035,017	768,712
*	Eshraq Investments PJSC	2,272,382	192,488
*	Gulf Navigation Holding PJSC	1,692,804	151,239
	Islamic Arab Insurance Co.	1,047,259	231,305
*	Manazel Real Estate PJSC	1,422,324	132,581
	National Central Cooling Co. PJSC	641,527	503,856
*	RAK Properties PJSC	1,078,085	157,371
	Ras Al Khaimah Ceramics	59,184	30,565

TOTAL UNITED ARAB EMIRATES			13,303,733

UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	345,494	2,312,044

TOTAL COMMON STOCKS			5,357,915,602

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.7%)
*	Alpargatas SA	341,945	2,500,985
	Banco ABC Brasil SA	310,606	846,268
	Banco do Estado do Rio Grande do Sul SA, Class B	830,761	1,873,477
	Banco Pan SA	117,090	396,404
	Centrais Eletricas Santa Catarina	59,700	697,995
	Cia de Saneamento do Parana	4,479,427	3,512,920
	Cia de Transmissao de Energia Eletrica Paulista	659,178	3,276,444
	Cia Energetica de Sao Paulo, Class B	755,220	3,517,469
	Cia Energetica do Ceara, Class A	98,239	1,038,083
	Cia Ferro Ligas da Bahia - FERBASA	196,603	1,628,692
	Cia Paranaense de Energia	243,400	280,499
*	Eucatex SA Industria e Comercio	196,878	440,362
	Grazziotin SA	12,400	78,481

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Marcopolo SA	2,004,511	$963,131
	Randon SA Implementos e Participacoes	703,536	1,801,564
	Schulz SA	157,600	318,562
	Unipar Carbocloro SA.	284,018	4,058,928
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	1,774,971	7,335,739

TOTAL BRAZIL			34,566,003

CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	598,934	851,129

PHILIPPINES — (0.0%)
	Cebu Air, Inc.	652,339	609,663

TOTAL PREFERRED STOCKS			36,026,795

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*	Gafisa SA Rights 06/15/20	0	0
*	Gafisa SA Rights 06/15/20	3	0

TOTAL BRAZIL			0

CHILE — (0.0%)
*	Banvida SA Rights 9/24/20	5,722	887

INDIA — (0.0%)
*	Sundaram Finance Holdings, Ltd. Rights 06/02/21	25,628	8,200

INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	732,477	49,567

MALAYSIA — (0.0%)
*	SKP Resources Bhd Warrants 04/25/26	426,100	0
*	Frontken Corp. Bhd Warrants 05/03/26	1,146,150	0
*	Scientex BHD Warrants 01/14/26	224,725	73,511

TOTAL MALAYSIA			73,511

SOUTH KOREA — (0.0%)
*	Humax Co., Ltd. Rights 06/08/21	16,692	13,130
*	Korea Line Corp. Rights 06/09/21	143,914	135,201

TOTAL SOUTH KOREA			148,331

TAIWAN — (0.0%)
*	Grand Fortune Securities Co., Ltd. Rights Exp 04/28/21	81,754	21,219
*	OK Biotech Co., Ltd. Rights Exp 08/03/20	20,528	441
*	Supreme Electronics Co., Ltd. Rights 05/07/21	170,095	60,894
*	Supreme Electronics Co., Ltd. Rights Exp 10/28/20	196,915	0

TOTAL TAIWAN			82,554

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/21/21	515,400	190,353
*	MBK P.L.C. Warrants 3/24/22	184,210	63,893
*	Noble W2 Warrants 01/05/22	140,175	4,502
*	RS PCL Warrants 04/26/22	403,560	0
*	TFG W3 Warrants 04/29/22	433,640	0
*	U City PCL Rights Exp 03/31/21	49,104,342	236,552

TOTAL THAILAND			495,300

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»
TURKEY — (0.0%)
* Hektas Ticaret TAS Rights 05/17/21	510,012	$777,454

VIRGIN ISLANDS (BRITISH) — (0.0%)
* Chaarat Gold Holdings, Ltd. Warrants 03/12/22	1,962,550	0

TOTAL RIGHTS/WARRANTS		1,635,804

TOTAL INVESTMENT SECURITIES
(Cost $3,863,497,038)		5,395,578,201

		Value†

SECURITIES LENDING COLLATERAL — (2.7%)
@ § The DFA Short Term Investment Fund	12,945,278	149,776,866

TOTAL INVESTMENTS — (100.0%)
(Cost $4,013,260,398)		$5,545,355,067

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	526	06/18/21	$34,589,937	$35,152,580	$562,643

Total Futures Contracts			$34,589,937	$35,152,580	$562,643

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$196,541,687	—	—	$196,541,687
Chile	51,320,719	—	—	51,320,719
China	80,348,458	$1,164,866,574	—	1,245,215,032
Colombia	8,400,570	—	—	8,400,570
Greece	—	18,134,049	—	18,134,049
Hong Kong	5,197,664	3,701,645	—	8,899,309
Hungary	—	4,464,710	—	4,464,710
India	2,940,164	788,093,763	—	791,033,927
Indonesia	413,919	95,809,661	—	96,223,580
Malaysia	—	116,353,806	—	116,353,806
Mexico	141,773,154	17,858	—	141,791,012

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Philippines	$7,564	$56,269,500	—	$56,277,064
Poland	3,563	60,259,933	—	60,263,496
Qatar	—	22,639,816	—	22,639,816
Russia	13,314,755	—	—	13,314,755
Saudi Arabia	897,556	128,578,545	—	129,476,101
South Africa	7,753,200	182,855,138	—	190,608,338
South Korea	3,901,321	874,922,398	—	878,823,719
Taiwan	70,910	1,064,304,720	—	1,064,375,630
Thailand	179,002,480	34,333	—	179,036,813
Turkey	923,560	68,182,132	—	69,105,692
United Arab Emirates	—	13,303,733	—	13,303,733
United Kingdom	—	2,312,044	—	2,312,044
Preferred Stocks
Brazil	34,566,003	—	—	34,566,003
Chile	851,129	—	—	851,129
Philippines	609,663	—	—	609,663
Rights/Warrants
Chile	—	887	—	887
India	8,200	—	—	8,200
Indonesia	—	49,567	—	49,567
Malaysia	—	73,511	—	73,511
South Korea	—	148,331	—	148,331
Taiwan	—	82,554	—	82,554
Thailand	—	495,300	—	495,300
Turkey	—	777,454	—	777,454
Securities Lending Collateral	—	149,776,866	—	149,776,866
Futures Contracts**	562,643	—	—	562,643

TOTAL	$729,408,882	$4,816,508,828	—	$5,545,917,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
BELGIUM — (0.0%)
	Titan Cement International SA	53,230	$1,089,948
BRAZIL — (3.7%)
*	Alliar Medicos A Frente SA	200,100	325,638
*	Anima Holding SA	75,000	149,391
*	Banco ABC Brasil SA	15,007	40,639
	Banco Bradesco SA, ADR	1,092,950	4,754,333
	Banco Bradesco SA	1,482,236	5,640,194
	Banco do Brasil SA	3,688,686	20,127,328
	Banco Santander Brasil SA	1,188,406	8,429,466
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	332,563	2,109,111
*	BRF SA	208,600	798,372
*	C&A Modas Ltda.	34,400	77,957
	Camil Alimentos SA	625,691	1,153,002
	Cia Brasileira de Distribuicao	684,958	5,135,877
	Cielo SA	52,900	33,598
*	Cogna Educacao	10,627,610	7,571,516
	CSU Cardsystem SA	175,900	850,672
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	143,500	621,599
	Direcional Engenharia SA	694,257	1,635,937
	Duratex SA	131,900	575,479
*	Embraer SA	375,900	1,065,686
*	Embraer SA, Sponsored ADR	125,862	1,390,775
	Enauta Participacoes SA	681,873	1,906,767
	Even Construtora e Incorporadora SA	823,256	1,464,024
	Fras-Le SA	22,500	48,752
*	Gafisa SA	64,000	53,726
	Gafisa SA, ADR	164,984	270,573
	Gerdau SA, Sponsored ADR	4,664,503	28,640,048
	Gerdau SA	690,566	3,512,548
	Guararapes Confeccoes SA	20,600	63,635
*	Helbor Empreendimentos SA	271,940	420,522
	Industrias Romi SA	248,266	1,492,690
*	International Meal Co. Alimentacao SA, Class A	464,842	320,047
	Iochpe-Maxion SA	835,706	2,093,861
	JBS SA	1,147,430	6,362,348
	JHSF Participacoes SA	1,753,405	2,204,648
	Kepler Weber SA	7,000	64,626
*	Marisa Lojas SA	951,350	938,731
*	Mills Estruturas e Servicos de Engenharia SA	71,300	105,925
	Movida Participacoes SA	59,200	183,418
	MRV Engenharia e Participacoes SA	104,400	333,454
*	Petro Rio SA	101,623	1,713,282
	Petroleo Brasileiro SA	12,546,019	53,352,425
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	10,919,479	94,453,493
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	7,227,913	61,292,702
	Positivo Tecnologia SA	110,600	228,650
	Sao Carlos Empreendimentos e Participacoes SA	60,300	418,500
	Sao Martinho SA	29,200	167,554
	Sendas Distribuidora SA	684,958	10,199,879
	SLC Agricola SA	615,043	5,524,240
# *	Suzano SA, Sponsored ADR	410,154	5,200,750
*	Tecnisa SA	200,248	302,286
	TIM SA	133,100	298,688
	Trisul SA	290,805	518,755

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Tupy SA	520,402	$2,243,686
	Usinas Siderurgicas de Minas Gerais SA Usiminas	549,500	2,345,874
	Vale SA	11,638,377	233,579,570
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	222,837	393,817

TOTAL BRAZIL			585,201,064
CHILE — (0.7%)
	Besalco SA	530,992	354,690
	Camanchaca SA	1,334,309	114,182
	CAP SA	875,531	15,607,865
	Cementos BIO BIO SA	665,307	714,910
	Cencosud SA	8,357,576	17,350,616
*	Cia Sud Americana de Vapores SA	48,651,513	2,943,474
	Cristalerias de Chile SA	264,624	1,303,145
	Empresa Nacional de Telecomunicaciones SA	712,006	3,998,165
	Empresas CMPC SA	5,863,306	16,293,148
	Empresas COPEC SA	1,981,546	21,339,683
	Empresas Hites SA	1,783,807	389,023
*	Empresas La Polar SA	18,620,639	369,410
	Enel Americas SA, ADR	1,258,908	9,038,959
	Enel Americas SA	14,911,044	2,122,536
	Enel Chile SA, ADR	561,024	1,957,974
	Grupo Security SA	3,945,934	816,080
	Inversiones Aguas Metropolitanas SA	2,373,769	1,826,927
	Itau CorpBanca Chile SA	662,748,421	2,256,625
*	Latam Airlines Group SA	1,028,381	1,873,782
*	Masisa SA	9,310,884	200,306
	PAZ Corp. SA	1,721,142	1,595,870
	Ripley Corp. SA	5,152,247	1,645,648
	Salfacorp SA	2,235,569	1,547,564
	Sigdo Koppers SA	187,924	227,393
	SMU SA	449,171	64,488
	Sociedad Matriz SAAM SA	49,701,877	3,958,080
	Socovesa SA	4,132,499	1,395,466
	SONDA SA	53,757	34,112
	Vina Concha y Toro SA	1,394,046	2,434,133
TOTAL CHILE			113,774,254
CHINA — (32.8%)
	360 Security Technology, Inc., Class A	661,700	1,286,552
	361 Degrees International, Ltd.	7,685,000	3,086,327
# *	3SBio, Inc.	3,829,500	3,620,119
	5I5J Holding Group Co., Ltd., Class A	1,628,500	971,474
#	AAC Technologies Holdings, Inc.	3,029,000	16,814,518
	AAG Energy Holdings, Ltd.	308,000	53,850
	Accelink Technologies Co., Ltd., Class A	171,600	587,665
*	Advanced Technology & Materials Co., Ltd., Class A	226,600	250,038
	AECC Aero-Engine Control Co., Ltd., Class A	244,300	682,348
	AECC Aviation Power Co., Ltd., Class A	596,525	3,478,810
	Aerospace CH UAV Co., Ltd.	225,100	649,888
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	419,623	518,408
	Agile Group Holdings, Ltd.	12,202,999	19,063,212
	Agricultural Bank of China, Ltd., Class H	136,573,000	52,910,994
	Air China, Ltd., Class H	16,608,000	13,131,741
	Aisino Corp., Class A	596,467	1,090,217
	Ajisen China Holdings, Ltd.	3,383,000	590,364
*	Alibaba Group Holding, Ltd.	265,800	7,683,665

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alpha Group, Class A	286,500	$269,659
*	Aluminum Corp. of China, Ltd., Class H	22,526,000	11,639,989
#	Angang Steel Co., Ltd., Class H	14,137,632	9,719,030
	Anhui Conch Cement Co., Ltd., Class H	7,862,000	46,925,544
	Anhui Construction Engineering Group Co., Ltd., Class A	454,600	282,760
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	89,500	411,503
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	499,340	462,340
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	240,100	248,914
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	378,200	468,712
	Anhui Xinhua Media Co., Ltd., Class A	683,764	508,560
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	748,604	1,230,265
# *	Anton Oilfield Services Group	20,554,000	1,287,971
	Aoshikang Technology Co., Ltd., Class A	49,300	532,492
	APT Satellite Holdings, Ltd.	154,000	49,803
	Asia Cement China Holdings Corp.	4,690,500	4,812,627
#	AsiaInfo Technologies, Ltd.	376,000	604,198
# *	Asian Citrus Holdings, Ltd.	4,633,000	206,314
#	Ausnutria Dairy Corp., Ltd.	1,292,000	1,908,955
	Avic Capital Co., Ltd., Class A	2,732,900	1,636,218
	AVIC Electromechanical Systems Co., Ltd., Class A	27,400	41,224
	AviChina Industry & Technology Co., Ltd., Class H	12,969,000	8,322,349
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	593,700	1,260,892
	BAIC Motor Corp., Ltd., Class H	14,063,500	5,084,570
*	Baidu, Inc., Sponsored ADR	883,875	185,905,429
	BAIOO Family Interactive, Ltd.	1,124,000	288,025
	Bank of Beijing Co., Ltd., Class A	5,995,822	4,407,525
	Bank of Changsha Co., Ltd., Class A	1,373,600	1,910,159
	Bank of Chengdu Co., Ltd., Class A	1,596,328	2,937,464
	Bank of China, Ltd., Class H	410,102,817	162,707,458
	Bank of Chongqing Co., Ltd., Class H	3,051,500	2,048,223
	Bank of Communications Co., Ltd., Class H	49,627,574	31,686,814
	Bank of Hangzhou Co., Ltd., Class A	1,930,505	4,930,272
	Bank of Jiangsu Co., Ltd., Class A	4,786,505	5,223,038
	Bank of Nanjing Co., Ltd., Class A	3,991,531	5,653,377
	Bank of Ningbo Co., Ltd., Class A	1,742,529	11,355,037
	Bank of Shanghai Co., Ltd., Class A	3,689,247	4,658,945
	Bank of Tianjin Co., Ltd., Class H	29,000	12,811
	Bank of Zhengzhou Co., Ltd., Class H	402,599	104,558
	Baoshan Iron & Steel Co., Ltd., Class A	7,814,777	10,387,287
	Baosheng Science and Technology Innovation Co., Ltd., Class A	196,050	126,841
*	Baoye Group Co., Ltd., Class H	1,699,120	886,081
	BBMG Corp., Class H	20,114,000	4,133,917
	Befar Group Co., Ltd., Class A	254,600	243,897
	Beibuwan Port Co., Ltd., Class A	228,600	314,356
	Beijing Capital Co., Ltd., Class A	3,783,279	1,734,849
	Beijing Capital Development Co., Ltd., Class A	425,200	366,848
	Beijing Capital International Airport Co., Ltd., Class H	14,170,000	10,286,075
	Beijing Capital Land, Ltd., Class H	9,430,589	1,260,005
# *	Beijing Energy International Holding Co., Ltd.	4,182,000	134,467
	Beijing Enlight Media Co., Ltd., Class A	195,500	392,796
*	Beijing Enterprises Clean Energy Group, Ltd.	4,880,000	70,510
	Beijing Enterprises Holdings, Ltd.	3,421,500	11,160,913
# *	Beijing Enterprises Medical & Health Group, Ltd.	3,048,000	40,606
	Beijing Enterprises Water Group, Ltd.	17,900,000	6,836,633
	Beijing Forever Technology Co., Ltd., Class A	128,600	156,079
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	196,300	619,191
*	Beijing Jetsen Technology Co., Ltd., Class A	87,500	46,766
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	34,500	196,018
	Beijing Kunlun Tech Co., Ltd., Class A	324,900	927,941

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing New Building Materials P.L.C., Class A	9,100	$64,669
#	Beijing North Star Co., Ltd., Class H	6,980,000	1,282,637
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	719,200	406,212
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	375,300	502,425
	Beijing Originwater Technology Co., Ltd., Class A	775,200	840,906
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	81,200	66,810
	Beijing Shiji Information Technology Co., Ltd., Class A	95,999	422,366
*	Beijing Shougang Co., Ltd., Class A	756,666	587,979
	Beijing Sinnet Technology Co., Ltd., Class A	488,228	1,060,724
	Beijing SL Pharmaceutical Co., Ltd., Class A	427,200	784,306
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	277,635	219,289
	Beijing SuperMap Software Co., Ltd., Class A	123,407	301,669
	Beijing Thunisoft Corp., Ltd., Class A	169,434	467,316
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	331,000	94,682
	Beijing Yanjing Brewery Co., Ltd., Class A	1,317,929	1,503,286
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	440,600	620,185
	Best Pacific International Holdings, Ltd.	396,000	114,096
	Bestsun Energy Co., Ltd., Class A	173,200	129,382
	Bestway Global Holding, Inc.	71,000	22,825
	Better Life Commercial Chain Share Co., Ltd., Class A	606,030	708,591
	Biem.L.Fdlkk Garment Co., Ltd., Class A	73,725	243,720
	Blue Sail Medical Co., Ltd., Class A	492,700	1,791,202
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	971,800	926,079
	BOE Technology Group Co., Ltd., Class A	13,370,757	15,074,458
*	Bohai Leasing Co., Ltd., Class A	2,177,900	696,051
	Bosideng International Holdings, Ltd.	16,918,000	8,580,727
*	Boyaa Interactive International, Ltd.	1,548,000	125,451
	Bright Dairy & Food Co., Ltd., Class A	818,800	2,182,274
	Bright Real Estate Group Co., Ltd., Class A	171,200	65,254
	Brilliance China Automotive Holdings, Ltd.	16,650,000	15,647,388
	BTG Hotels Group Co., Ltd., Class A	392,100	1,546,822
#	BYD Electronic International Co., Ltd.	5,637,500	29,912,194
	C C Land Holdings, Ltd.	16,933,429	3,939,364
#	C&D International Investment Group, Ltd.	408,000	814,227
*	C&D Property Management Group Co., Ltd.	294,000	175,662
# *	CA Cultural Technology Group, Ltd.	1,156,000	440,106
	Cabbeen Fashion, Ltd.	1,514,000	528,114
	Caitong Securities Co., Ltd., Class A	518,700	798,277
	Camel Group Co., Ltd., Class A	216,320	399,169
	Canny Elevator Co., Ltd., Class A	121,005	177,924
*	Capital Environment Holdings, Ltd.	12,116,000	225,925
	Carrianna Group Holdings Co., Ltd.	3,478,391	237,455
*	CECEP COSTIN New Materials Group, Ltd.	132,000	1,912
	CECEP Solar Energy Co., Ltd., Class A	1,309,900	1,242,225
	CECEP Wind-Power Corp., Class A	941,500	544,742
	Central China Real Estate, Ltd.	7,334,350	4,034,101
*	CGN New Energy Holdings Co., Ltd.	13,422,000	3,268,592
	CGN Nuclear Technology Development Co., Ltd., Class A	179,700	309,079
	Changchun Faway Automobile Components Co., Ltd., Class A	121,820	186,422
	Changjiang Securities Co., Ltd., Class A	1,260,190	1,407,063
	Chanjet Information Technology Co., Ltd., Class H	14,000	43,330
	Chaowei Power Holdings, Ltd.	4,738,000	1,717,722
	Cheetah Mobile, Inc., ADR	218,633	472,247
*	ChemPartner PharmaTech Co., Ltd., Class A	140,900	312,097
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	284,608	658,646
	Chengdu Hongqi Chain Co., Ltd., Class A	987,810	929,652
	China Aerospace International Holdings, Ltd.	12,534,000	1,061,342

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Aerospace Times Electronics Co., Ltd., Class A	652,500	$686,994
#	China Aircraft Leasing Group Holdings, Ltd.	841,000	679,389
	China Aoyuan Group, Ltd.	7,346,000	7,623,614
	China Baoan Group Co., Ltd., Class A	540,750	876,791
	China Beststudy Education Group	154,000	48,715
	China BlueChemical, Ltd., Class H	16,752,878	4,736,518
*	China Boton Group Co., Ltd.	188,000	91,169
	China CAMC Engineering Co., Ltd., Class A	294,700	309,809
	China Cinda Asset Management Co., Ltd., Class H	53,481,000	10,512,501
	China CITIC Bank Corp., Ltd., Class H	50,491,112	26,358,236
	China Coal Energy Co., Ltd., Class H	13,890,000	7,512,414
	China Common Rich Renewable Energy Investments, Ltd.	14,642,000	1,767,162
	China Communications Services Corp., Ltd., Class H	16,791,071	7,260,718
	China Conch Venture Holdings, Ltd.	2,373,000	11,196,531
	China Construction Bank Corp., Class H	474,417,101	374,477,141
*	China CSSC Holdings, Ltd., Class A	375,700	904,839
	China CYTS Tours Holding Co., Ltd., Class A	418,760	776,828
# *	China Dili Group	4,137,899	1,150,784
#	China Dongxiang Group Co., Ltd.	19,415,000	2,551,123
	China Eastern Airlines Corp., Ltd., ADR	2,914	63,583
	China Eastern Airlines Corp., Ltd., Class H	13,416,000	5,876,281
	China Education Group Holdings, Ltd.	950,000	2,293,511
	China Electronics Optics Valley Union Holding Co., Ltd.	3,112,000	167,456
	China Energy Engineering Corp., Ltd., Class H	2,124,000	215,515
	China Everbright Bank Co., Ltd., Class H	18,885,000	7,885,964
#	China Everbright Greentech, Ltd.	3,443,000	1,361,775
	China Everbright, Ltd.	8,847,869	10,558,795
#	China Evergrande Group	13,269,000	22,391,200
	China Film Co., Ltd., Class A	305,100	665,797
*	China Financial Services Holdings, Ltd.	94,200	20,616
	China Foods, Ltd.	2,006,000	835,187
	China Fortune Land Development Co., Ltd., Class A	1,418,346	1,220,289
	China Galaxy Securities Co., Ltd., Class H	18,904,500	11,235,541
#	China Gas Holdings, Ltd.	9,318,600	33,588,502
	China Gezhouba Group Co., Ltd., Class A	1,666,290	1,829,370
*	China Glass Holdings, Ltd.	4,496,000	397,806
*	China Grand Automotive Services Group Co., Ltd.	217,500	101,693
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	2,592,000	2,173,464
	China Great Wall Securities Co., Ltd., Class A	190,600	295,755
	China Hanking Holdings, Ltd.	816,000	154,378
#	China Harmony Auto Holding, Ltd.	7,047,500	3,439,877
*	China High Precision Automation Group, Ltd.	429,000	12,633
	China High Speed Railway Technology Co., Ltd., Class A	716,600	247,868
#	China High Speed Transmission Equipment Group Co., Ltd.	1,889,000	1,367,547
	China Hongqiao Group, Ltd.	10,475,000	16,533,622
	China Huarong Asset Management Co., Ltd., Class H	62,368,000	8,189,677
# *	China International Capital Corp., Ltd., Class H	6,042,000	15,125,755
#	China International Marine Containers Group Co., Ltd., Class H	3,417,680	6,422,411
	China Isotope & Radiation Corp.	8,000	29,407
#	China Jinmao Holdings Group, Ltd.	30,378,580	11,508,655
	China Jushi Co., Ltd., Class A	1,646,149	4,558,303
	China Kepei Education Group, Ltd.	1,394,000	1,058,681
	China Lesso Group Holdings, Ltd.	9,373,000	23,576,916
	China Life Insurance Co., Ltd., Class H	11,983,000	24,291,330
	China Lilang, Ltd.	1,687,000	1,122,940
*	China Literature, Ltd.	707,200	7,365,243
*	China Longevity Group Co., Ltd.	1,152,649	38,136
# *	China Lumena New Materials Corp.	1,315,048	0
#	China Machinery Engineering Corp., Class H	7,481,000	3,347,144

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China Maple Leaf Educational Systems, Ltd.	6,950,000	$1,818,890
	China Medical System Holdings, Ltd.	2,954,000	6,822,951
	China Meheco Co., Ltd., Class A	303,800	601,314
	China Mengniu Dairy Co., Ltd.	403,000	2,156,895
	China Merchants Bank Co., Ltd., Class H	15,515,500	124,626,874
	China Merchants Energy Shipping Co., Ltd., Class A	1,309,700	991,501
	China Merchants Land, Ltd.	12,644,000	1,851,242
	China Merchants Port Holdings Co., Ltd.	8,291,903	13,265,823
	China Merchants Securities Co., Ltd., Class H	605,820	846,577
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,361,110	2,440,310
	China Metal Recycling Holdings, Ltd.	3,259,800	0
#	China Minsheng Banking Corp., Ltd., Class H	37,947,400	19,444,838
# *	China Modern Dairy Holdings, Ltd.	6,399,000	1,607,300
	China Molybdenum Co., Ltd., Class H	7,377,000	4,982,845
	China National Accord Medicines Corp., Ltd., Class A	233,806	1,507,258
	China National Building Material Co., Ltd., Class H	33,311,250	48,104,516
	China National Medicines Corp., Ltd., Class A	507,200	2,881,565
	China National Nuclear Power Co., Ltd., Class A	5,075,483	4,085,810
#	China New Higher Education Group, Ltd.	2,336,000	1,872,578
#	China New Town Development Co., Ltd.	11,705,522	264,816
*	China Oil & Gas Group, Ltd.	18,900,000	1,046,120
	China Oilfield Services, Ltd., Class H	8,924,000	8,153,800
	China Oriental Group Co., Ltd.	11,408,000	3,854,176
	China Overseas Grand Oceans Group, Ltd.	14,831,500	9,447,011
	China Overseas Land & Investment, Ltd.	30,886,500	78,169,281
	China Pacific Insurance Group Co., Ltd., Class H	10,245,400	36,875,931
#	China Petroleum & Chemical Corp., ADR	854,203	42,018,285
	China Petroleum & Chemical Corp., Class H	77,479,575	38,213,362
	China Pioneer Pharma Holdings, Ltd.	1,142,000	149,942
*	China Properties Group, Ltd.	3,380,000	180,580
	China Publishing & Media Co., Ltd., Class A	477,385	528,432
	China Railway Group, Ltd., Class H	24,212,000	12,500,253
	China Railway Signal & Communication Corp., Ltd., Class H	5,468,000	2,170,425
	China Railway Tielong Container Logistics Co., Ltd., Class A	251,400	194,227
*	China Rare Earth Holdings, Ltd.	4,650,600	512,919
#	China Reinsurance Group Corp., Class H	24,824,000	2,585,515
	China Resources Cement Holdings, Ltd.	20,380,000	22,200,403
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	675,381	1,253,185
	China Resources Gas Group, Ltd.	1,898,000	10,269,277
	China Resources Land, Ltd.	26,240,000	122,857,530
	China Resources Medical Holdings Co., Ltd.	5,256,500	4,561,961
	China Resources Pharmaceutical Group, Ltd.	8,884,000	5,982,525
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	656,031	2,530,688
#	China Sanjiang Fine Chemicals Co., Ltd.	5,510,000	2,584,048
	China SCE Group Holdings, Ltd.	19,296,000	9,028,966
	China Science Publishing & Media, Ltd., Class A	232,700	337,602
*	China Shengmu Organic Milk, Ltd.	729,000	59,054
	China Shenhua Energy Co., Ltd., Class H	27,021,500	56,282,896
	China Shineway Pharmaceutical Group, Ltd.	2,686,000	1,935,170
*	China Silver Group, Ltd.	9,914,000	1,155,993
	China South City Holdings, Ltd.	40,810,000	4,299,389
	China South Publishing & Media Group Co., Ltd., Class A	602,000	948,614
*	China Southern Airlines Co., Ltd., Class H	14,160,000	9,588,845
	China Starch Holdings, Ltd.	13,595,000	298,452
	China State Construction Engineering Corp., Ltd., Class A	18,749,406	14,296,730
*	China Sunshine Paper Holdings Co., Ltd.	1,513,500	322,149
	China Taiping Insurance Holdings Co., Ltd.	12,586,200	23,298,140
# *	China Tianrui Group Cement Co., Ltd.	45,000	38,062
*	China Tianying, Inc., Class A	948,700	610,819

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tower Corp., Ltd., Class H	108,094,000	$15,549,171
	China Traditional Chinese Medicine Holdings Co., Ltd.	23,106,000	13,192,910
	China TransInfo Technology Co., Ltd., Class A	525,400	1,211,170
*	China Travel International Investment Hong Kong, Ltd.	22,443,631	3,890,963
*	China Tungsten And Hightech Materials Co., Ltd., Class A	160,000	213,503
#	China Vanke Co., Ltd., Class H	7,852,900	27,460,851
	China Vast Industrial Urban Development Co., Ltd.	1,490,000	580,349
	China West Construction Group Co., Ltd., Class A	358,900	463,678
*	China Wood Optimization Holding, Ltd.	88,000	10,196
	China Xinhua Education Group, Ltd.	294,000	84,581
	China XLX Fertiliser, Ltd.	1,738,000	813,839
	China Yongda Automobiles Services Holdings, Ltd.	5,088,000	9,199,595
# *	China ZhengTong Auto Services Holdings, Ltd.	13,179,000	1,135,709
	China Zhenhua Group Science & Technology Co., Ltd., Class A	168,319	1,252,447
	China Zheshang Bank Co., Ltd., Class H	24,000	10,578
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	270,700	121,546
# *	China Zhongwang Holdings, Ltd.	15,565,754	3,595,104
	Chinasoft International, Ltd.	6,616,000	7,410,414
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	536,800	915,561
*	Chongqing Changan Automobile Co., Ltd., Class A	1,267,924	3,204,727
	Chongqing Department Store Co., Ltd., Class A	222,784	1,107,239
	Chongqing Dima Industry Co., Ltd., Class A	1,242,992	521,961
	Chongqing Machinery & Electric Co., Ltd., Class H	1,022,000	69,454
	Chongqing Rural Commercial Bank Co., Ltd., Class H	21,524,000	9,121,097
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	662,300	696,775
	Chu Kong Shipping Enterprise Group Co., Ltd.	526,000	75,185
	CIFI Holdings Group Co., Ltd.	18,714,758	16,720,433
	CIMC Enric Holdings, Ltd.	5,248,000	4,549,014
	Cinda Real Estate Co., Ltd., Class A	783,100	438,717
	Cisen Pharmaceutical Co., Ltd., Class A	161,500	332,916
*	CITIC Guoan Information Industry Co., Ltd., Class A	546,700	168,702
*	CITIC Resources Holdings, Ltd.	15,150,000	758,769
	CITIC Securities Co., Ltd., Class H	3,079,500	7,404,808
#	CITIC, Ltd.	29,254,483	30,725,129
# *	Citychamp Watch & Jewellery Group, Ltd.	476,000	102,998
*	CMST Development Co., Ltd., Class A	304,400	248,935
	CNHTC Jinan Truck Co., Ltd., Class A	190,800	992,892
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	492,800	894,779
	COFCO Biotechnology Co., Ltd., Class A	469,400	657,618
*	Cogobuy Group	1,122,000	312,191
#	Colour Life Services Group Co., Ltd.	2,857,548	1,211,127
#	Comba Telecom Systems Holdings, Ltd.	1,318,000	339,749
	Concord New Energy Group, Ltd.	41,650,000	2,999,663
	Consun Pharmaceutical Group, Ltd.	2,355,000	1,386,320
*	Coolpad Group, Ltd.	8,788,053	528,192
	COSCO SHIPPING Development Co., Ltd., Class H	9,275,000	1,631,822
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	10,892,000	4,743,854
# *	COSCO SHIPPING Holdings Co., Ltd., Class H	7,546,500	13,444,666
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,000,000	1,382,965
	COSCO SHIPPING Ports, Ltd.	14,787,761	12,421,613
*	Cosmo Lady China Holdings Co., Ltd.	642,000	94,919
	Country Garden Holdings Co., Ltd.	36,552,799	43,453,538
#	CP Pokphand Co., Ltd.	8,510,000	1,071,567
#	CPMC Holdings, Ltd.	5,047,000	2,857,962
	CQ Pharmaceutical Holding Co., Ltd., Class A	507,600	426,973
	CSG Holding Co., Ltd., Class A	567,849	783,383
	CSPC Pharmaceutical Group, Ltd.	29,746,000	36,716,630
*	CT Environmental Group, Ltd.	9,748,000	80,065
	CTS International Logistics Corp., Ltd., Class A	337,870	823,349

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	D&O Home Collection Co., Ltd., Class A	147,557	$425,543
	DaFa Properties Group, Ltd.	335,000	276,240
	Dali Foods Group Co., Ltd.	3,724,500	2,212,533
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	619,671	345,231
	Daqin Railway Co., Ltd., Class A	6,459,961	6,862,293
	Dare Power Dekor Home Co., Ltd., Class A	144,600	307,150
	Dashang Co., Ltd., Class A	236,708	769,006
	Dawnrays Pharmaceutical Holdings, Ltd.	684,000	139,501
	Dazhong Transportation Group Co., Ltd., Class A	287,239	155,243
	Dazzle Fashion Co., Ltd., Class A	185,600	548,191
	DBG Technology Co., Ltd., Class A	298,278	499,951
	Deppon Logistics Co., Ltd., Class A	128,200	244,739
#	Dexin China Holdings Co., Ltd.	660,000	257,613
	DHC Software Co., Ltd., Class A	701,900	739,241
# *	Differ Group Holding Co., Ltd.	5,778,000	698,323
	Digital China Group Co., Ltd., Class A	227,300	591,495
	Digital China Holdings, Ltd.	3,405,000	2,546,015
	Digital China Information Service Co., Ltd., Class A	316,700	668,917
	Dong-E-E-Jiao Co., Ltd., Class A	305,813	1,676,276
	Dongfang Electric Corp., Ltd., Class H	2,220,000	1,858,812
	Dongfang Electronics Co., Ltd., Class A	205,000	146,216
	Dongfeng Motor Group Co., Ltd., Class H	14,890,000	12,940,846
	Dongjiang Environmental Co., Ltd., Class H	51,000	30,236
	Dongxing Securities Co., Ltd., Class A	1,061,000	1,685,436
#	Dongyue Group, Ltd.	10,821,000	9,424,213
*	Doushen Beijing Education & Technology, Inc., Class A	276,400	309,366
	Dynagreen Environmental Protection Group Co., Ltd., Class H	171,000	82,643
*	Easysight Supply Chain Management Co., Ltd., Class A	445,092	406,681
*	E-Commodities Holdings, Ltd.	5,880,000	303,627
	E-House China Enterprise Holdings, Ltd.	143,400	154,967
	Electric Connector Technology Co., Ltd., Class A	62,295	408,739
	Elion Energy Co., Ltd., Class A	621,153	300,883
	ENN Natural Gas Co., Ltd., Class A	219,900	594,449
#	Essex Bio-technology, Ltd.	153,000	110,276
	EVA Precision Industrial Holdings, Ltd.	3,856,000	371,431
	Everbright Jiabao Co., Ltd., Class A	607,266	282,213
#	Everbright Securities Co., Ltd., Class H	1,371,200	1,074,703
*	Fang Holdings, Ltd., ADR	3,666	43,256
*	Fangda Carbon New Material Co., Ltd., Class A	1,551,694	2,125,552
*	Fangda Special Steel Technology Co., Ltd., Class A	631,970	891,732
	Fantasia Holdings Group Co., Ltd.	17,399,515	2,232,523
	Far East Horizon, Ltd.	7,898,000	9,056,311
*	FAW Jiefang Group Co., Ltd.	724,752	1,235,982
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	327,778	902,172
# *	FIH Mobile, Ltd.	939,000	132,560
	Financial Street Holdings Co., Ltd., Class A	1,023,030	978,462
	FinVolution Group, ADR	9,905	66,463
# *	First Tractor Co., Ltd., Class H	480,000	232,889
*	Focused Photonics Hangzhou, Inc., Class A	26,500	45,795
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	216,100	290,672
	Fosun International, Ltd.	14,354,183	20,614,482
*	Founder Securities Co., Ltd., Class A	1,689,907	2,399,679
	Fu Shou Yuan International Group, Ltd.	2,854,000	3,085,191
	Fuan Pharmaceutical Group Co., Ltd., Class A	571,196	385,078
	Fufeng Group, Ltd.	11,674,000	4,318,375
	Fujian Longking Co., Ltd., Class A	228,200	298,512
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	164,900	413,731
	Fujian Star-net Communication Co., Ltd., Class A	196,200	568,092
	Fujian Sunner Development Co., Ltd., Class A	770,798	3,140,892

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fuyao Glass Industry Group Co., Ltd., Class H	305,200	$1,766,941
	Gansu Qilianshan Cement Group Co., Ltd., Class A	256,400	519,021
	Gansu Shangfeng Cement Co., Ltd., Class A	278,900	830,557
*	GCL-Poly Energy Holdings, Ltd.	121,131,000	30,876,300
	Geely Automobile Holdings, Ltd.	26,250,000	68,373,157
	GEM Co., Ltd., Class A	1,160,200	1,780,747
	Gemdale Corp., Class A	1,689,954	3,063,212
	Gemdale Properties & Investment Corp., Ltd.	32,752,000	4,595,205
	Genertec Universal Medical Group Co., Ltd.	5,727,000	4,762,048
	Genimous Technology Co., Ltd., Class A	124,700	116,988
	GF Securities Co., Ltd., Class H	8,760,600	12,660,714
*	Glorious Property Holdings, Ltd.	22,081,000	687,819
# *	Glory Sun Financial Group, Ltd.	2,780,000	92,660
	Goldcard Smart Group Co., Ltd.	156,680	259,776
	Golden Eagle Retail Group, Ltd.	12,000	10,788
	GoldenHome Living Co., Ltd., Class A	48,979	480,064
*	Goldenmax International Technology, Ltd., Class A	301,200	690,862
	Goldlion Holdings, Ltd.	1,887,000	450,726
	Goldpac Group, Ltd.	1,240,000	304,901
# *	GOME Retail Holdings, Ltd.	45,077,000	7,372,219
*	Gosuncn Technology Group Co., Ltd., Class A	333,100	234,916
*	Grand Baoxin Auto Group, Ltd.	5,444,500	552,011
	Grandjoy Holdings Group Co., Ltd., Class A	1,447,500	815,292
	Great Wall Motor Co., Ltd., Class H	16,628,500	41,281,456
	Greattown Holdings, Ltd., Class A	1,264,000	706,593
	Greatview Aseptic Packaging Co., Ltd.	1,249,000	617,106
	Gree Electric Appliances, Inc., Class A	1,066,200	9,840,493
	Greenland Holdings Corp., Ltd., Class A	3,344,800	2,920,917
	Greenland Hong Kong Holdings, Ltd.	8,146,575	2,832,187
#	Greentown China Holdings, Ltd.	7,869,091	9,441,009
	GRG Banking Equipment Co., Ltd., Class A	676,700	1,345,983
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	896,900	622,722
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	357,356	370,148
*	Guangdong HEC Technology Holding Co., Ltd., Class A	1,058,600	766,259
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	331,700	276,862
*	Guangdong Shirongzhaoye Co., Ltd., Class A	163,300	153,752
	Guangdong Tapai Group Co., Ltd., Class A	353,173	609,281
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	589,615	799,448
*	Guanghui Energy Co., Ltd., Class A	4,593,838	2,158,178
	Guangshen Railway Co., Ltd., Sponsored ADR	272,578	2,739,409
	Guangxi Liugong Machinery Co., Ltd., Class A	354,190	523,012
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	152,811	534,080
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	2,136,800	982,512
	Guangzhou Automobile Group Co., Ltd., Class H	14,782,000	12,610,430
	Guangzhou Baiyun International Airport Co., Ltd., Class A	716,300	1,343,558
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	578,000	1,555,608
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	735,162
	Guangzhou R&F Properties Co., Ltd., Class H	12,141,914	15,497,078
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	419,400	831,572
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	447,200	755,132
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	133,200	168,325
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	371,676	254,302
	Guizhou Gas Group Corp., Ltd., Class A	80,891	114,131
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	1,125,732	1,132,150
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	926,400	1,526,224
	Guomai Technologies, Inc., Class A	418,400	381,649
#	Guorui Properties, Ltd.	8,003,000	412,232
	Guosen Securities Co., Ltd., Class A	1,174,527	1,900,771
*	Guosheng Financial Holding, Inc., Class A	257,924	424,394

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guotai Junan Securities Co., Ltd., Class H	2,155,000	$3,059,609
	Guoyuan Securities Co., Ltd., Class A	771,550	914,029
# *	Haichang Ocean Park Holdings, Ltd.	558,000	50,176
	Haier Smart Home Co., Ltd., Class A	2,528,488	12,909,095
*	Haier Smart Home Co., Ltd., Class H	563,200	2,422,028
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	36,200	157,734
*	Hainan Meilan International Airport Co., Ltd., Class H	796,000	3,369,192
	Haitian International Holdings, Ltd.	356,000	1,448,418
	Haitong Securities Co., Ltd., Class H	13,192,800	11,798,060
*	Hand Enterprise Solutions Co., Ltd., Class A	310,700	308,116
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	275,500	1,626,138
	Hangcha Group Co., Ltd., Class A	166,900	538,062
	Hangxiao Steel Structure Co., Ltd., Class A	469,800	264,727
	Hangzhou Century Co., Ltd., Class A	277,800	281,355
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	274,300	1,451,393
	Harbin Bank Co., Ltd., Class H	1,611,000	204,378
*	Harbin Electric Co., Ltd., Class H	5,457,474	1,598,243
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	370,900	156,362
	HBIS Resources Co., Ltd., Class A	58,300	198,652
# *	HC Group, Inc.	1,280,000	178,391
	Health and Happiness H&H International Holdings, Ltd.	496,500	1,787,605
	Hebei Chengde Lolo Co., Class A	247,700	258,811
	Hebei Construction Group Corp., Ltd., Class H	322,500	109,272
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	353,100	1,221,690
	Hebei Sitong New Metal Material Co., Ltd., Class A	60,300	117,621
	Henan Lingrui Pharmaceutical Co., Class A	400,000	603,031
	Henan Pinggao Electric Co., Ltd., Class A	340,200	309,533
*	Henan Senyuan Electric Co., Ltd., Class A	116,300	55,603
	Henan Shenhuo Coal & Power Co., Ltd., Class A	607,600	1,033,716
	Henan Yuguang Gold & Lead Co., Ltd., Class A	53,100	45,223
	Henan Zhongyuan Expressway Co., Ltd., Class A	376,900	198,521
	Hengan International Group Co., Ltd.	2,529,000	16,343,373
*	Hengdeli Holdings, Ltd.	14,156,000	545,796
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	211,700	441,176
	Hengli Petrochemical Co., Ltd.,, Class A	2,469,965	11,264,063
	Hengtong Optic-electric Co., Ltd., Class A	654,008	1,167,307
	Hengyi Petrochemical Co., Ltd., Class A	1,545,341	3,129,899
*	Hesteel Co., Ltd., Class A	3,844,300	1,512,678
	Hexing Electrical Co., Ltd., Class A	202,190	375,313
*	Hi Sun Technology China, Ltd.	9,765,000	1,838,901
	Hisense Home Appliances Group Co., Ltd., Class H	405,000	681,133
	HKC Holdings, Ltd.	1,316,155	1,341,952
	Holitech Technology Co., Ltd., Class A	1,226,800	620,318
	Hongda Xingye Co., Ltd., Class A	684,356	397,873
*	Honghua Group, Ltd.	15,729,000	491,972
	Honworld Group, Ltd.	1,002,500	396,212
	Hope Education Group Co., Ltd.	4,296,000	1,444,271
	Hopson Development Holdings, Ltd.	5,282,000	20,715,433
*	Hua Hong Semiconductor, Ltd.	3,479,000	21,641,968
	Huaan Securities Co., Ltd., Class A	1,331,600	1,250,012
	Huadong Medicine Co., Ltd., Class A	931,918	7,543,339
	Huafa Industrial Co., Ltd. Zhuhai, Class A	1,079,100	1,047,219
	Huafon Chemical Co., Ltd., Class A	859,548	1,695,666
	Huafon Microfibre Shanghai Technology Co., Ltd.	680,900	567,574
	Huafu Fashion Co., Ltd., Class A	777,698	701,815
	Huagong Tech Co., Ltd., Class A	203,200	632,151
	Huapont Life Sciences Co., Ltd., Class A	469,100	468,319
	Huatai Securities Co., Ltd., Class H	6,684,000	9,537,573
*	Huawen Media Group, Class A	347,100	119,807

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co., Ltd., Class A	1,072,555	$1,544,358
	Huaxia Bank Co., Ltd., Class A	4,457,700	4,295,998
	Huaxin Cement Co., Ltd., Class A	691,428	2,340,474
	Huayu Automotive Systems Co., Ltd., Class A	1,269,645	5,131,084
	Huazhong In-Vehicle Holdings Co., Ltd.	2,410,000	744,842
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	1,614,997	951,150
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	398,494	1,186,616
*	Hubei Kaile Science & Technology Co., Ltd., Class A	340,000	431,473
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	268,600	556,551
	Huishang Bank Corp., Ltd., Class H	1,603,900	528,362
	Hunan Aihua Group Co., Ltd., Class A	97,600	437,947
	Hunan Gold Corp., Ltd., Class A	308,700	374,572
	Hunan New Wellful Co., Ltd., Class A	150,300	149,601
	Hunan Valin Steel Co., Ltd., Class A	1,767,160	2,139,178
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	804,437	1,281,141
*	Hytera Communications Corp., Ltd., Class A	591,700	454,014
*	iDreamSky Technology Holdings, Ltd.	94,400	44,267
	IKD Co., Ltd., Class A	301,500	665,252
	IMAX China Holding, Inc.	33,100	77,951
	Industrial & Commercial Bank of China, Ltd., Class H	366,919,996	238,091,269
	Industrial Bank Co., Ltd., Class A	7,873,753	26,401,506
	Industrial Securities Co., Ltd., Class A	1,722,840	2,413,644
	Infore Environment Technology Group Co., Ltd., Class A	301,756	367,015
*	Inke, Ltd.	1,693,000	549,284
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	11,650,600	2,642,244
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	50,100	144,602
	Inner Mongolia First Machinery Group Co., Ltd., Class A	405,503	648,394
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	3,342,751	2,987,577
	Inner Mongolia Yitai Coal Co., Ltd., Class H	207,300	136,614
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	755,550	349,033
*	Inspur International, Ltd.	246,000	80,320
	Inspur Software Co., Ltd., Class A	99,926	187,275
	Jiajiayue Group Co., Ltd., Class A	220,300	592,674
	Jiangling Motors Corp., Ltd., Class A	265,329	979,716
#	Jiangnan Group, Ltd.	14,145,000	700,009
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	1,269,262	1,359,012
	Jiangsu Eastern Shenghong Co., Ltd., Class A	613,600	1,423,184
	Jiangsu Guotai International Group Co., Ltd., Class A	360,860	362,456
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	1,270,520	810,579
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	316,520	509,274
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	190,400	465,945
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	926,261	1,460,801
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	311,400	1,526,172
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	1,287,832	1,087,990
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	1,560,374	1,703,489
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,109,600	1,748,550
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,284,700	757,508
	Jiangxi Copper Co., Ltd., Class H	6,097,000	14,799,554
	Jiangxi Wannianqing Cement Co., Ltd., Class A	226,480	464,041
	Jiangxi Zhengbang Technology Co., Ltd., Class A	564,963	1,283,375
	Jiangzhong Pharmaceutical Co., Ltd., Class A	302,480	516,394
	Jiayuan International Group, Ltd.	4,265,776	1,963,539
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	543,856	1,276,824
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	40,791	14,059
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	470,200	222,257
	Jinduicheng Molybdenum Co., Ltd., Class A	322,700	286,885
	Jingrui Holdings, Ltd.	3,359,000	978,686
# *	JinkoSolar Holding Co., Ltd., ADR	333,239	12,316,513

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	670,614	$710,265
*	Jinneng Science&Technology Co., Ltd., Class A	577,233	1,643,439
	Jinyuan EP Co., Ltd., Class A	283,400	300,800
	Jiuzhitang Co., Ltd., Class A	421,200	563,640
	Jizhong Energy Resources Co., Ltd., Class A	1,185,500	668,891
#	JNBY Design, Ltd.	458,000	882,547
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	1,369,616	3,103,190
*	Jointown Pharmaceutical Group Co., Ltd., Class A	1,309,822	3,426,926
	Joy City Property, Ltd.	18,918,000	1,168,068
#	JOYY, Inc., ADR	315,298	29,972,228
	JSTI Group, Class A	308,575	263,469
	Ju Teng International Holdings, Ltd.	6,058,249	1,624,345
	Juneyao Airlines Co., Ltd., Class A	150,100	342,830
	Jutal Offshore Oil Services, Ltd.	590,000	88,309
*	Kai Yuan Holdings, Ltd.	41,600,000	220,094
#	Kaisa Group Holdings, Ltd.	25,063,578	10,878,317
	Kaisa Prosperity Holdings, Ltd.	246,750	751,052
*	Kangda International Environmental Co., Ltd.	4,654,000	413,829
# *	Kasen International Holdings, Ltd.	2,592,000	302,424
	Kehua Data Co., Ltd., Class A	58,190	152,212
	Kingboard Holdings, Ltd.	6,111,345	36,090,290
	Kingboard Laminates Holdings, Ltd.	8,703,500	21,709,425
	KingClean Electric Co., Ltd., Class A	79,609	550,911
	Kingsoft Corp., Ltd.	2,288,000	16,143,290
	Konka Group Co., Ltd., Class A	271,000	268,969
	KPC Pharmaceuticals, Inc., Class A	364,200	524,471
*	Kuang-Chi Technologies Co., Ltd., Class A	272,370	786,639
	Kunlun Energy Co., Ltd.	32,420,000	34,664,515
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	183,085	249,270
	KWG Group Holdings, Ltd.	13,954,500	22,355,440
*	KWG Living Group Holdings, Ltd.	6,977,250	7,150,385
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	416,400	413,352
	Lao Feng Xiang Co., Ltd., Class A	123,154	1,049,231
	Lee & Man Paper Manufacturing, Ltd.	11,123,000	9,671,339
	Lee’s Pharmaceutical Holdings, Ltd.	1,039,500	641,399
	Legend Holdings Corp., Class H	2,487,600	4,067,370
#	Lenovo Group, Ltd.	30,682,000	41,922,468
	Leo Group Co., Ltd., Class A	2,336,500	886,572
	Leyard Optoelectronic Co., Ltd., Class A	966,400	1,066,708
	Liaoning Cheng Da Co., Ltd., Class A	400,300	1,392,246
	Lier Chemical Co., Ltd., Class A	127,700	472,087
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	394,293	175,207
	Liuzhou Iron & Steel Co., Ltd., Class A	249,200	276,614
	Livzon Pharmaceutical Group, Inc., Class H	389,200	1,816,785
	Logan Group Co., Ltd.	1,270,000	2,017,343
	Lomon Billions Group Co., Ltd., Class A	668,233	3,478,294
	Loncin Motor Co., Ltd., Class A	1,187,800	613,892
	Long Yuan Construction Group Co., Ltd., Class A	565,700	429,835
	Longfor Group Holdings, Ltd.	7,774,000	48,287,948
	Longshine Technology Group Co., Ltd., Class A	137,802	348,670
	Lonking Holdings, Ltd.	19,767,000	8,381,307
	Luenmei Quantum Co., Ltd., Class A	519,200	727,768
	Luoniushan Co., Ltd., Class A	661,991	847,948
*	Luoyang Glass Co., Ltd., Class H	222,000	176,838
	Luxi Chemical Group Co., Ltd., Class A	608,000	1,439,033
#	Luye Pharma Group, Ltd.	11,745,000	7,108,326
	LVGEM China Real Estate Investment Co., Ltd.	1,908,000	541,599
	Maanshan Iron & Steel Co., Ltd., Class H	5,377,775	2,566,625
*	Macrolink Culturaltainment Development Co., Ltd., Class A	59,400	21,802

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Maoyan Entertainment	264,800	$525,940
	Maoye International Holdings, Ltd.	7,445,000	319,567
*	Markor International Home Furnishings Co., Ltd., Class A	928,600	769,193
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	99,200	296,702
	Metallurgical Corp. of China, Ltd., Class H	13,359,000	3,138,697
	Min Xin Holdings, Ltd.	708,418	358,525
	Ming Yang Smart Energy Group, Ltd., Class A	376,000	1,024,564
*	Mingfa Group International Co., Ltd.	608,000	51,831
	Minmetals Land, Ltd.	10,991,205	1,183,224
	Minsheng Education Group Co., Ltd.	1,006,000	176,645
	Minth Group, Ltd.	3,478,000	14,086,691
	Misho Ecology & Landscape Co., Ltd., Class A	218,500	145,030
	MLS Co., Ltd., Class A	513,262	1,035,793
*	MMG, Ltd.	13,464,000	8,697,884
	MOBI Development Co., Ltd.	1,556,000	112,011
	Modern Land China Co., Ltd.	3,187,200	331,431
#	Momo, Inc., Sponsored ADR	490,739	7,194,234
*	Myhome Real Estate Development Group Co., Ltd., Class A	81,500	22,518
	MYS Group Co., Ltd., Class A	393,300	219,079
	NanJi E-Commerce Co., Ltd., Class A	399,700	497,220
	Nanjing Iron & Steel Co., Ltd., Class A	879,300	570,875
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	570,500	902,091
	NARI Technology Co., Ltd., Class A	1,263,100	6,220,354
*	Nature Home Holding Co., Ltd.	1,901,000	277,745
	NavInfo Co., Ltd., Class A	404,200	885,098
	NetDragon Websoft Holdings, Ltd.	992,500	2,774,433
	New China Life Insurance Co., Ltd., Class H	3,116,400	11,972,312
	New Hope Liuhe Co., Ltd., Class A	1,780,464	4,562,005
*	New World Department Store China, Ltd.	3,168,000	537,894
	Newland Digital Technology Co., Ltd., Class A	352,060	757,649
	Nexteer Automotive Group, Ltd.	6,068,000	6,803,140
	Nine Dragons Paper Holdings, Ltd.	15,925,000	21,821,653
	Ningbo Huaxiang Electronic Co., Ltd., Class A	364,355	973,306
	Ningbo Joyson Electronic Corp., Class A	553,641	1,549,910
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,400	356,935
	Ningbo Yunsheng Co., Ltd., Class A	221,200	214,842
	Ningbo Zhoushan Port Co., Ltd., Class A	1,959,600	1,197,611
	Ningxia Jiaze New Energy Co., Ltd., Class A	104,000	54,441
	Norinco International Cooperation, Ltd., Class A	92,800	110,231
	North Huajin Chemical Industries Co., Ltd., Class A	431,619	415,965
*	Northeast Pharmaceutical Group Co., Ltd., Class A	454,424	351,090
	Northeast Securities Co., Ltd., Class A	765,100	969,724
# *	NVC International Holdings, Ltd.	5,629,000	140,468
	Offshore Oil Engineering Co., Ltd., Class A	1,189,601	797,152
	OFILM Group Co., Ltd., Class A	1,305,500	1,703,176
	ORG Technology Co., Ltd., Class A	579,600	499,629
*	Orient Group, Inc., Class A	647,440	333,943
	Orient Securities Co., Ltd., Class H	3,067,600	1,945,464
	Oriental Pearl Group Co., Ltd., Class A	912,860	1,240,579
*	Ourpalm Co., Ltd., Class A	878,900	571,608
	Overseas Chinese Town Asia Holdings, Ltd.	1,014,000	212,546
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,100,200	378,229
	PAX Global Technology, Ltd.	5,812,000	6,431,446
	PCI-Suntek Technology Co., Ltd., Class A	582,600	568,677
	People’s Insurance Co. Group of China, Ltd. (The), Class H	32,141,000	10,987,424
	Perfect World Co., Ltd., Class A	299,000	981,421
#	PetroChina Co., Ltd., ADR	97,792	3,523,446
	PetroChina Co., Ltd., Class H	170,860,000	61,811,694
	PICC Property & Casualty Co., Ltd., Class H	43,681,000	42,763,242

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ping An Bank Co., Ltd., Class A	7,206,229	$25,882,497
	Ping An Insurance Group Co. of China, Ltd., Class H	6,012,500	65,549,861
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	1,583,303	1,611,060
*	Polaris Bay Group Co., Ltd., Class A	568,670	812,743
	Poly Culture Group Corp., Ltd., Class H	402,000	225,335
	Poly Property Group Co., Ltd.	20,144,488	5,749,157
	Postal Savings Bank of China Co., Ltd., Class H	42,639,000	27,654,225
*	Pou Sheng International Holdings, Ltd.	8,492,000	2,063,674
	Power Construction Corp. of China, Ltd., Class A	5,627,420	3,316,235
	Powerlong Real Estate Holdings, Ltd.	12,260,000	12,888,623
#	Prinx Chengshan Cayman Holding, Ltd.	197,500	236,194
#	PW Medtech Group, Ltd.	1,439,000	121,968
	Q Technology Group Co., Ltd.	1,983,000	3,951,605
	Qingdao East Steel Tower Stock Co., Ltd., Class A	188,500	204,525
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	171,436	337,845
	Qingdao Hanhe Cable Co., Ltd., Class A	1,114,800	634,936
	Qingdao Port International Co., Ltd., Class H	984,000	605,139
	Qingdao Topscomm Communication, Inc., Class A	193,580	218,611
	Qingling Motors Co., Ltd., Class H	6,320,000	1,469,367
	Qinhuangdao Port Co., Ltd., Class H	767,000	132,982
# *	Qudian, Inc., Sponsored ADR	362,937	744,021
	Qunxing Paper Holdings Co., Ltd.	5,020,071	0
	Rainbow Digital Commercial Co., Ltd., Class A	588,176	627,940
	Raisecom Technology Co., Ltd., Class A	164,000	204,627
	Rastar Group, Class A	653,946	307,468
*	Realcan Pharmaceutical Group Co., Ltd., Class A	467,929	312,721
	Red Star Macalline Group Corp., Ltd., Class H	1,834,297	1,036,186
#	Redco Properties Group, Ltd.	2,252,000	815,016
	Redsun Properties Group, Ltd.	2,489,000	831,859
	Renhe Pharmacy Co., Ltd., Class A	672,100	944,028
*	REXLot Holdings, Ltd.	67,831,618	34,057
	Rianlon Corp., Class A	25,716	160,059
	RiseSun Real Estate Development Co., Ltd., Class A	1,888,376	1,794,915
	Rongan Property Co., Ltd., Class A	1,399,700	595,361
	Ronshine China Holdings, Ltd.	2,751,500	1,919,527
	Runjian Co., Ltd., Class A	34,200	122,664
*	RYB Education, Inc., ADR	17,090	48,877
	SAIC Motor Corp, Ltd., Class A	1,795,973	5,564,631
	Sailun Group Co., Ltd., Class A	1,632,000	2,539,617
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	405,848	198,470
	Sansteel Minguang Co., Ltd. Fujian, Class A	951,380	1,200,911
	Sany Heavy Equipment International Holdings Co., Ltd.	5,348,000	6,478,161
*	Saurer Intelligent Technology Co., Ltd., Class A	357,100	169,349
	Sealand Securities Co., Ltd., Class A	1,779,595	1,154,851
	Seazen Group, Ltd.	1,756,000	1,871,599
	Seazen Holdings Co., Ltd. , Class A	1,012,915	7,036,547
	SGIS Songshan Co., Ltd., Class A	773,600	594,958
	Shaanxi Coal Industry Co., Ltd., Class A	3,735,445	6,469,489
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	1,635,900	1,397,511
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	794,784	2,801,095
#	Shandong Chenming Paper Holdings, Ltd., Class H	2,725,227	2,357,412
#	Shandong Gold Mining Co., Ltd., Class H	2,092,750	3,821,534
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	114,139
	Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	196,900	155,884
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	764,592	4,592,635
	Shandong Humon Smelting Co., Ltd., Class A	275,500	512,815
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	232,546	862,247
	Shandong Linglong Tyre Co., Ltd., Class A	445,587	3,818,064
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	389,046	707,261

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	232,600	$527,825
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,898,350	1,704,730
	Shandong New Beiyang Information Technology Co., Ltd., Class A	280,600	394,029
	Shandong Publishing & Media Co., Ltd., Class A	290,233	275,705
	Shandong Sun Paper Industry JSC, Ltd., Class A	1,227,281	3,029,796
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	7,812,000	17,489,312
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	646,000	399,768
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	346,440	527,207
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,979,100	561,720
	Shanghai AJ Group Co., Ltd., Class A	869,352	948,494
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	51,650	179,892
*	Shanghai Electric Group Co., Ltd., Class H	11,536,000	4,003,690
	Shanghai Environment Group Co., Ltd., Class A	300,489	513,508
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	120,600	534,307
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,731,000	10,979,976
	Shanghai Industrial Development Co., Ltd., Class A	986,190	714,847
	Shanghai Industrial Holdings, Ltd.	3,937,918	6,083,201
	Shanghai Industrial Urban Development Group, Ltd.	21,096,501	2,168,849
	Shanghai International Port Group Co., Ltd., Class A	2,613,716	1,866,951
	Shanghai Jahwa United Co., Ltd., Class A	220,300	2,002,736
	Shanghai Jin Jiang Capital Co., Ltd., Class H	15,588,000	3,359,270
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	237,150	2,235,861
	Shanghai Lingang Holdings Corp., Ltd., Class A	261,800	832,054
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	450,558	757,076
	Shanghai Maling Aquarius Co., Ltd., Class A	450,140	567,435
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	175,890	503,140
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	6,598,300	15,004,995
*	Shanghai Phichem Material Co., Ltd., Class A	136,300	310,415
	Shanghai Pudong Construction Co., Ltd., Class A	162,593	155,646
	Shanghai Pudong Development Bank Co., Ltd., Class A	9,573,978	14,851,603
	Shanghai RAAS Blood Products Co., Ltd., Class A	2,014,386	2,483,921
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	44,000	232,483
	Shanghai Shimao Co., Ltd., Class A	624,696	403,157
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	485,500	827,468
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	83,695	459,253
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	112,100	169,237
	Shanghai Tunnel Engineering Co., Ltd., Class A	370,334	301,236
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	119,800	259,241
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	1,055,262	1,914,830
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	474,600	1,329,850
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	286,200	210,174
	Shanxi Blue Flame Holding Co., Ltd., Class A	315,028	292,299
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,514,935	1,314,374
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	1,040,880	1,436,845
*	Shanxi Meijin Energy Co., Ltd., Class A	1,348,132	1,632,147
	Shanxi Securities Co., Ltd., Class A	1,173,460	1,210,583
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	2,150,800	2,113,459
*	Shanying International Holding Co., Ltd., Class A	1,210,500	642,231
*	Shenghe Resources Holding Co., Ltd., Class A	36,360	92,551
*	Shengjing Bank Co., Ltd., Class H	481,000	436,269
	Shenguan Holdings Group, Ltd.	3,610,000	236,365
	Shenwan Hongyuan Group Co., Ltd., Class H	4,377,600	1,193,082
	Shenzhen Agricultural Products Group Co., Ltd., Class A	1,145,604	975,692
	Shenzhen Airport Co., Ltd., Class A	492,100	647,252
	Shenzhen Aisidi Co., Ltd., Class A	375,900	447,493
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	430,400	206,024
	Shenzhen Center Power Tech Co., Ltd., Class A	58,600	135,702
	Shenzhen Comix Group Co., Ltd., Class A	105,400	207,842
	Shenzhen Ellassay Fashion Co., Ltd., Class A	29,500	68,306

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen FRD Science & Technology Co., Ltd.	94,159	$210,269
	Shenzhen Gas Corp., Ltd., Class A	760,100	821,822
	Shenzhen Gongjin Electronics Co., Ltd., Class A	269,900	360,088
	Shenzhen Grandland Group Co., Ltd., Class A	108,000	42,826
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	290,220	725,342
	Shenzhen Heungkong Holding Co., Ltd., Class A	640,300	182,499
	Shenzhen International Holdings, Ltd.	5,854,583	9,731,529
	Shenzhen Investment, Ltd.	26,704,414	9,771,222
	Shenzhen Jinjia Group Co., Ltd., Class A	705,783	1,132,097
	Shenzhen Kinwong Electronic Co., Ltd., Class A	194,540	840,748
*	Shenzhen MTC Co., Ltd., Class A	1,364,600	1,219,296
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,280,948	672,503
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	3,406,961	4,892,896
	Shenzhen SDG Information Co., Ltd., Class A	337,800	369,770
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	296,908	541,041
	Shenzhen Tagen Group Co., Ltd., Class A	553,400	528,369
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	241,100	235,159
	Shenzhen World Union Group, Inc., Class A	1,605,581	1,454,254
	Shenzhen Yinghe Technology Co., Ltd., Class A	190,058	493,948
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	260,300	350,958
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	107,294	516,020
	Shenzhen Zhenye Group Co., Ltd., Class A	780,600	649,421
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	837,000	596,091
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	683,200	598,605
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	599,589	2,596,648
	Shimao Group Holdings, Ltd.	11,632,035	33,599,656
	Shinva Medical Instrument Co., Ltd., Class A	159,000	408,344
	Shoucheng Holdings, Ltd.	10,423,683	2,372,151
	Shougang Fushan Resources Group, Ltd.	15,782,277	4,121,213
*	Shouhang High-Tech Energy Co., Ltd., Class A	354,500	116,934
	Shui On Land, Ltd.	31,958,303	5,258,400
*	Siasun Robot & Automation Co., Ltd., Class A	306,800	456,842
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	1,233,800	318,114
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	738,855	2,475,308
	Sichuan Languang Development Co., Ltd., Class A	1,550,800	930,655
	Sichuan Shuangma Cement Co., Ltd., Class A	164,600	326,644
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	72,998	168,389
	Sieyuan Electric Co., Ltd., Class A	182,700	887,503
#	Sihuan Pharmaceutical Holdings Group, Ltd.	12,926,000	5,158,728
*	Silver Grant International Holdings Group, Ltd.	6,302,804	527,309
	Sino Biopharmaceutical, Ltd.	36,424,000	39,087,230
	Sinochem International Corp., Class A	575,231	494,982
	Sinofert Holdings, Ltd.	13,934,000	1,811,066
	Sinolink Securities Co., Ltd., Class A	612,600	1,140,935
*	Sinolink Worldwide Holdings, Ltd.	16,481,714	623,798
	Sinoma International Engineering Co., Class A	417,000	547,803
	Sinoma Science & Technology Co., Ltd., Class A	624,062	2,105,957
	Sinomach Automobile Co., Ltd., Class A	510,561	399,919
	Sino-Ocean Group Holding, Ltd.	28,274,602	6,281,208
	Sinopec Engineering Group Co., Ltd., Class H	10,921,500	6,741,684
	Sinopec Kantons Holdings, Ltd.	8,960,000	3,439,587
*	Sinopec Oilfield Service Corp., Class H	2,862,000	253,472
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	13,270	329,760
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,670,000	4,121,080
	Sinopharm Group Co., Ltd., Class H	8,140,000	25,106,584
# *	Sinosoft Technology Group, Ltd.	2,054,000	477,136
	Sinotrans, Ltd., Class H	20,237,000	9,237,865
	Sinotruk Hong Kong, Ltd.	6,444,835	15,835,667
	Skyfame Realty Holdings, Ltd.	1,382,000	174,104

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Skyworth Digital Co., Ltd., Class A	450,948	$566,323
*	Skyworth Group, Ltd.	9,558,116	3,123,080
*	Sogou, Inc., ADR	86,424	730,283
*	SOHO China, Ltd.	19,201,388	5,793,041
*	Solargiga Energy Holdings, Ltd.	6,266,000	321,552
	SooChow Securities Co., Ltd., Class A	771,100	941,339
*	Sou Yu Te Group Co., Ltd., Class A	1,430,300	361,747
*	South Manganese Investment, Ltd.	1,157,000	80,104
	Spring Airlines Co., Ltd., Class A	282,141	2,796,424
*	SPT Energy Group, Inc.	4,862,000	183,113
	SSY Group, Ltd.	4,174,000	2,561,567
*	Starrise Media Holdings, Ltd.	270,000	5,065
#	Sun King Technology Group, Ltd.	1,318,000	422,311
	Sunac China Holdings, Ltd.	12,344,000	47,879,420
*	Sunac Services Holdings, Ltd.	373,487	1,155,361
	Sunflower Pharmaceutical Group Co., Ltd., Class A	266,300	657,898
	Sunfly Intelligent Technology Co., Ltd., Class A	128,600	191,565
	Suning Universal Co., Ltd., Class A	1,450,705	1,529,027
	Suning.com Co., Ltd., Class A	1,980,900	2,035,213
	Sunshine 100 China Holdings, Ltd.	249,000	39,014
	Sunward Intelligent Equipment Co., Ltd., Class A	279,300	357,171
	Sunwave Communications Co., Ltd., Class A	271,570	222,204
*	Suzhou Anjie Technology Co., Ltd., Class A	112,900	248,391
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	447,400	232,993
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	522,900	1,404,013
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	763,175	1,088,511
*	Tahoe Group Co., Ltd., Class A	803,106	319,496
	Tangshan Jidong Cement Co., Ltd., Class A	476,244	1,029,852
	TangShan Port Group Co., Ltd., Class A	1,421,690	583,772
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	660,100	1,157,910
*	Taung Gold International, Ltd.	5,980,000	23,853
	TBEA Co., Ltd., Class A	879,959	1,667,133
	TCL Electronics Holdings, Ltd.	6,562,666	4,844,684
	TCL Technology Group Corp., Class A	3,664,735	5,070,659
*	Tech-Bank Food Co., Ltd., Class A	959,750	2,098,044
	Ten Pao Group Holdings, Ltd.	304,000	80,717
*	Tencent Music Entertainment Group, ADR	1,037,831	18,079,016
	Tian An China Investment Co., Ltd.	4,076,000	2,417,137
	Tian Di Science & Technology Co., Ltd., Class A	992,900	557,783
*	Tian Ge Interactive Holdings, Ltd.	1,433,000	237,687
	Tiangong International Co., Ltd.	4,350,000	2,704,854
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	24,000	8,809
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,996,711	1,346,753
	Tianjin Guangyu Development Co., Ltd., Class A	922,700	772,766
	Tianjin Port Development Holdings, Ltd.	16,671,657	1,349,941
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	196,749	733,913
	Tianma Microelectronics Co., Ltd., Class A	856,224	1,833,171
#	Tianneng Power International, Ltd.	6,766,000	12,405,913
	Tianyun International Holdings, Ltd.	988,000	208,782
	Tibet Summit Resources Co., Ltd., Class A	241,500	466,039
	Tibet Tianlu Co., Ltd., Class A	242,700	264,586
*	Time Watch Investments, Ltd.	92,000	9,226
	Tingyi Cayman Islands Holding Corp.	6,260,000	11,247,917
	Titan Wind Energy Suzhou Co., Ltd., Class A	526,900	692,571
	Tomson Group, Ltd.	3,468,526	879,658
	Tong Ren Tang Technologies Co., Ltd., Class H	2,362,000	1,866,507
*	Tongcheng-Elong Holdings, Ltd.	1,970,400	4,929,153
	Tongda Group Holdings, Ltd.	44,830,000	3,281,254
	Tongkun Group Co., Ltd., Class A	547,222	1,928,365

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	424,000	$238,567
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,493,900	1,093,548
	Tonly Electronics Holdings, Ltd.	15,000	23,173
#	Top Spring International Holdings, Ltd.	146,000	25,210
*	Topsec Technologies Group, Inc., Class A	250,515	700,447
	Transfar Zhilian Co., Ltd., Class A	1,128,500	1,062,840
	TravelSky Technology, Ltd., Class H	881,000	1,927,570
*	Trigiant Group, Ltd.	4,254,000	409,428
*	Trip.com Group, Ltd., ADR	2,109,940	82,456,455
	Trony Solar Holdings Co., Ltd.	8,775,000	0
	Tsingtao Brewery Co., Ltd., Class H	462,000	4,184,145
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	1,525,000	447,144
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	377,920	334,224
	Unilumin Group Co., Ltd., Class A	406,300	506,209
	Uni-President China Holdings, Ltd.	2,930,000	3,559,261
	Unisplendour Corp., Ltd., Class A	1,274,160	3,585,706
*	United Energy Group, Ltd.	3,996,000	788,026
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	738,637	1,841,283
*	V1 Group, Ltd.	6,098,000	510,145
	Valiant Co., Ltd., Class A	12,000	28,763
	Vats Liquor Chain Store Management JSC, Ltd., Class A	96,400	553,991
	Vatti Corp., Ltd., Class A	700,850	784,024
#	Vinda International Holdings, Ltd.	956,000	3,398,428
*	Viomi Technology Co., Ltd., ADR	65,233	508,165
	Virscend Education Co., Ltd.	437,000	88,623
*	Wanda Film Holding Co., Ltd., Class A	453,334	1,283,393
	Wangfujing Group Co., Ltd., Class A	170,700	879,368
	Wangneng Environment Co., Ltd., Class A	81,100	227,519
	Wangsu Science & Technology Co., Ltd., Class A	837,700	717,303
	Want Want China Holdings, Ltd.	10,041,000	7,256,832
	Wanxiang Qianchao Co., Ltd., Class A	1,400,160	1,067,596
	Wasion Holdings, Ltd.	4,540,000	1,503,407
	Wasu Media Holding Co., Ltd., Class A	341,086	405,092
# *	Weibo Corp., Sponsored ADR	117,283	5,911,063
	Weichai Power Co., Ltd., Class H	6,672,000	15,443,587
	Weifu High-Technology Group Co., Ltd., Class A	168,400	633,020
	Weiqiao Textile Co., Class H	3,592,500	960,251
	Wellhope Foods Co., Ltd., Class A	618,088	1,050,812
	Wens Foodstuffs Group Co., Ltd., Class A	2,850,445	6,330,498
	West China Cement, Ltd.	21,674,000	3,845,202
	Western Securities Co., Ltd., Class A	927,448	1,206,130
	Wharf Holdings, Ltd. (The)	533,000	1,616,685
	Wisdom Education International Holdings Co., Ltd.	1,706,000	861,217
	Wolong Electric Group Co., Ltd., Class A	363,300	595,974
	Wuchan Zhongda Group Co., Ltd., Class A	1,479,800	1,055,200
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	366,500	400,951
	Wuhan Department Store Group Co., Ltd., Class A	430,300	754,671
*	Wuhan P&S Information Technology Co., Ltd., Class A	497,200	288,112
	Wuhu Token Science Co., Ltd., Class A	802,700	935,487
*	Wutong Holding Group Co., Ltd., Class A	448,000	219,808
	Wuxi Taiji Industry Co., Ltd., Class A	733,524	878,446
	XCMG Construction Machinery Co., Ltd., Class A	3,681,900	4,185,737
	XGD, Inc., Class A	150,800	273,977
	Xiamen C&D, Inc., Class A	978,400	1,224,300
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	357,900	925,962
	Xiamen International Airport Co., Ltd., Class A	30,826	82,640
	Xiamen International Port Co., Ltd., Class H	7,708,000	1,087,700
	Xiamen ITG Group Corp., Ltd., Class A	525,902	557,631

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Tungsten Co., Ltd., Class A	299,740	$890,403
	Xiamen Xiangyu Co., Ltd., Class A	517,700	518,795
	Xiandai Investment Co., Ltd., Class A	184,100	120,190
	Xilinmen Furniture Co., Ltd., Class A	224,100	1,033,786
	Xinfengming Group Co., Ltd., Class A	144,260	392,942
	Xingda International Holdings, Ltd.	8,821,195	2,336,167
	Xingfa Aluminium Holdings, Ltd.	435,000	522,268
	Xinhu Zhongbao Co., Ltd., Class A	2,810,943	1,335,218
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,766,000	1,253,619
	Xinjiang Communications Construction Group Co., Ltd., Class A	89,300	147,611
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,263,200	3,729,012
	Xinjiang Tianshan Cement Co., Ltd., Class A	310,600	699,178
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	877,000	163,823
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	387,600	601,918
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,389,600	866,512
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	313,100	800,166
	Xinyu Iron & Steel Co., Ltd., Class A	944,300	954,457
	Xinyuan Real Estate Co., Ltd., ADR	274,589	697,456
	Xtep International Holdings, Ltd.	8,431,588	7,353,977
	Xuji Electric Co., Ltd., Class A	233,200	485,877
*	Yanchang Petroleum International, Ltd.	8,710,000	99,194
	Yango Group Co., Ltd., Class A	1,683,600	1,488,108
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	199,900	1,138,485
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	296,888	1,505,710
	Yanzhou Coal Mining Co., Ltd., Class H	16,454,000	19,603,320
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,646,200	1,525,736
	Yifan Pharmaceutical Co., Ltd., Class A	544,900	1,504,087
	Yintai Gold Co., Ltd., Class A	980,174	1,292,060
	Yip’s Chemical Holdings, Ltd.	842,000	479,390
*	Yiren Digital, Ltd., Sponsored ADR	142,147	547,266
	Yixintang Pharmaceutical Group Co., Ltd., Class A	304,763	1,923,964
	Yonghui Superstores Co., Ltd., Class A	4,188,000	3,598,182
	Yotrio Group Co., Ltd., Class A	1,258,400	679,720
	Youngor Group Co., Ltd., Class A	1,650,413	1,893,398
	Youzu Interactive Co., Ltd., Class A	318,800	758,507
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	427,900	1,115,884
	Yuexiu Property Co., Ltd.	65,456,786	15,132,524
	Yum China Holdings, Inc.	547,594	34,454,614
	Yunda Holding Co., Ltd., Class A	932,989	2,317,447
*	Yunnan Aluminium Co., Ltd., Class A	838,700	1,590,541
	Yunnan Baiyao Group Co., Ltd., Class A	263,127	4,361,343
	Yunnan Copper Co., Ltd., Class A	483,200	1,032,269
*	Yunnan Tin Co., Ltd., Class A	466,300	1,048,242
	Yuzhou Group Holdings Co., Ltd.	21,443,677	5,950,784
# *	Zall Smart Commerce Group, Ltd.	570,000	41,782
	Zhaojin Mining Industry Co., Ltd., Class H	902,000	817,068
	Zhefu Holding Group Co., Ltd., Class A	706,800	610,547
*	Zhejiang Century Huatong Group Co., Ltd., Class A	3,320,391	3,391,896
	Zhejiang Chint Electrics Co., Ltd., Class A	1,010,503	5,180,474
	Zhejiang Communications Technology Co., Ltd.	294,400	248,034
	Zhejiang Crystal-Optech Co., Ltd., Class A	160,905	295,031
	Zhejiang Dahua Technology Co., Ltd., Class A	1,251,923	4,522,752
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	126,864	264,372
#	Zhejiang Glass Co., Ltd.	437,000	0
	Zhejiang Hailiang Co., Ltd., Class A	650,665	1,090,161
	Zhejiang Hangmin Co., Ltd., Class A	625,181	526,715
*	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	1,033,800	1,725,179
	Zhejiang Huace Film & TV Co., Ltd., Class A	333,832	324,608
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	395,400	552,692

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Jianfeng Group Co., Ltd., Class A	52,300	$98,494
*	Zhejiang Jingu Co., Ltd., Class A	579,000	593,489
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	338,793	564,063
	Zhejiang Juhua Co., Ltd., Class A	505,207	680,606
	Zhejiang Longsheng Group Co., Ltd., Class A	1,662,033	3,481,331
	Zhejiang Medicine Co., Ltd., Class A	641,500	1,611,284
*	Zhejiang Narada Power Source Co., Ltd., Class A	237,200	388,555
	Zhejiang NHU Co., Ltd., Class A	1,126,497	6,788,663
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	1,366,077	1,176,127
	Zhejiang Runtu Co., Ltd., Class A	287,230	422,539
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	315,600	1,983,816
	Zhejiang Semir Garment Co., Ltd., Class A	538,299	972,938
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	1,340,900	1,141,260
	Zhejiang Wanliyang Co., Ltd., Class A	317,541	388,248
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	165,900	378,207
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	138,400	264,522
	Zhejiang Yankon Group Co., Ltd., Class A	91,700	58,307
	Zhejiang Yasha Decoration Co., Ltd., Class A	749,426	864,546
*	Zhejiang Yongtai Technology Co., Ltd., Class A	245,912	359,046
	Zhejiang Zhongcheng Packing Material Co., Ltd., Class A	137,500	118,161
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,429,600	1,733,542
	Zhengzhou Yutong Bus Co., Ltd., Class A	493,800	1,036,417
	Zhenro Properties Group, Ltd.	2,327,000	1,569,691
	Zhong An Group, Ltd.	14,777,600	748,796
*	Zhongfu Straits Pingtan Development Co., Ltd., Class A	293,000	130,858
	Zhongjin Gold Corp., Ltd., Class A	1,419,802	1,869,957
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	567,100	437,134
	Zhongsheng Group Holdings, Ltd.	106,000	801,777
*	Zhongtian Financial Group Co., Ltd., Class A	2,289,900	977,769
	Zhongyuan Environment-Protection Co., Ltd., Class A	123,300	123,016
#	Zhou Hei Ya International Holdings Co., Ltd.	1,317,000	1,609,449
*	Zhuhai Holdings Investment Group, Ltd.	56,000	21,472
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	770,500	3,059,124
	Zhuzhou Kibing Group Co., Ltd., Class A	795,846	1,879,810
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	485,000	719,641
	Zijin Mining Group Co., Ltd., Class H	1,864,000	2,604,311
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,877,400	12,271,365
	ZTE Corp., Class H	2,876,200	7,165,637
	ZTO Express Cayman, Inc., ADR	327,385	10,528,702
	ZTO Express Cayman, Inc.	22,400	711,855
TOTAL CHINA			5,116,171,595
COLOMBIA — (0.1%)
	Cementos Argos SA	94,431	129,068
*	Corp. Financiera Colombiana SA	21,130	180,263
	Grupo Argos SA	1,529,091	4,314,351
	Grupo de Inversiones Suramericana SA	1,384,859	7,069,476
	Grupo Nutresa SA	100,932	578,167
	Mineros SA	128,115	140,973
TOTAL COLOMBIA			12,412,298
CZECH REPUBLIC — (0.2%)
	CEZ A.S	880,548	24,524,578
*	Komercni banka A.S	16,558	501,222
TOTAL CZECH REPUBLIC			25,025,800
GREECE — (0.2%)
*	Aegean Airlines SA	38,371	245,993

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
GREECE — (Continued)
*	Alpha Bank AE	5,340,099	$8,469,766
	Autohellas Tourist and Trading SA	37,423	316,707
	Bank of Greece	37,850	695,456
*	Ellaktor SA	596,297	966,606
*	Eurobank Ergasias Services and Holdings SA, Class A	5,131,264	4,843,298
*	Fourlis Holdings SA	42,414	234,853
*	GEK Terna Holding Real Estate Construction SA	1,073	12,951
	Hellenic Petroleum SA	142,712	990,726
*	Intracom Holdings SA	327,815	559,135
*	LAMDA Development SA	77,929	700,635
	Motor Oil Hellas Corinth Refineries SA	8,934	137,637
	Mytilineos SA	382,362	7,104,013
*	National Bank of Greece SA	3,009,528	9,376,840
*	Piraeus Financial Holdings SA	103,515	269,588
TOTAL GREECE			34,924,204
HONG KONG — (0.1%)
	Anxin-China Holdings, Ltd.	6,152,000	0
#	Atlas Corp.	755,069	10,404,851
	China Huiyuan Juice Group, Ltd.	4,269,983	192,727
	Fiber Optic Center, Inc.	3,598,000	24,318
*	GR Properties, Ltd.	488,000	80,267
	Hua Han Health Industry Holdings, Ltd.	17,852,160	689,472
	Karce International Holdings Open	640,000	0
	Real Gold Mining, Ltd.	3,137,500	106,229
	Tenwow International Holdings, Ltd.	2,984,000	54,742
	Texhong Textile Group, Ltd.	2,039,000	3,087,541
	Untrade Youyuan Holdings	4,485,251	0
TOTAL HONG KONG			14,640,147
HUNGARY — (0.2%)
*	MOL Hungarian Oil & Gas P.L.C.	3,692,311	25,506,905
INDIA — (10.7%)
	Aarti Drugs, Ltd.	49,531	474,014
	ACC, Ltd.	330,940	8,378,329
	Adani Enterprises, Ltd.	936,724	14,462,119
*	Adani Green Energy, Ltd.	751,956	10,380,460
	Adani Ports & Special Economic Zone, Ltd.	66,956	655,221
*	Adani Power, Ltd.	2,362,845	3,014,629
	Adani Total Gas, Ltd.	139,991	2,168,299
*	Adani Transmissions, Ltd.	571,651	8,061,182
*	Aditya Birla Capital, Ltd.	2,879,031	4,445,938
	Advanced Enzyme Technologies, Ltd.	26,799	144,941
	Alembic, Ltd.	483,755	717,358
	Allcargo Logistics, Ltd.	444,996	747,470
	Amara Raja Batteries, Ltd.	4,029	43,906
	Ambuja Cements, Ltd.	4,057,634	16,847,620
*	Amtek Auto, Ltd.	941,223	6,552
*	Anant Raj Global, Ltd.	263,704	100,060
	Apollo Tyres, Ltd.	1,942,429	5,661,754
*	Arvind Fashions, Ltd.	302,867	533,807
*	Arvind Fashions, Ltd.	51,226	46,300
*	Arvind, Ltd.	830,228	734,455
	Ashok Leyland, Ltd.	1,552,182	2,348,567
	Aurobindo Pharma, Ltd.	2,016,533	26,625,182
*	Axis Bank, Ltd.	7,153,052	68,449,075
	Bajaj Holdings & Investment, Ltd.	304,719	14,045,103

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co., Ltd.	470,215	$812,690
	Balrampur Chini Mills, Ltd.	990,244	3,691,019
*	Bank of Baroda	4,804,501	4,299,409
*	Bank of Maharashtra	578,945	187,999
	BEML, Ltd.	81,747	1,279,637
	Bharat Dyanamics, Ltd.	2,665	12,089
	Bharat Electronics, Ltd.	4,584,348	8,138,644
*	Bharat Heavy Electricals, Ltd.	5,700,069	3,690,547
	Bharti Airtel, Ltd.	2,687,529	19,391,617
	Birla Corp., Ltd.	158,657	1,976,254
	Birlasoft, Ltd.	1,083,791	3,585,826
*	Bodal Chemicals, Ltd.	146,947	190,825
*	Borosil Renewables, Ltd.	12,105	38,059
	Brigade Enterprises, Ltd.	393,558	1,331,919
	BSE, Ltd.	119,329	965,080
	Cadila Healthcare, Ltd.	399,189	3,073,792
	Can Fin Homes, Ltd.	117,232	923,784
*	Canara Bank	1,449,186	2,696,596
*	Capacit’e Infraprojects, Ltd.	41,710	106,169
	Ceat, Ltd.	165,941	3,090,857
	Century Textiles & Industries, Ltd.	12,794	84,429
*	CG Power and Industrial Solutions, Ltd.	2,437,294	2,283,732
	Chambal Fertilizers & Chemicals, Ltd.	891,271	2,578,881
	Chennai Super Kings Cricket, Ltd.	5,080,767	28,939
	Cholamandalam Financial Holdings, Ltd.	420,899	3,230,767
	Cipla, Ltd.	896,605	11,003,659
	City Union Bank, Ltd.	1,110,844	2,482,573
	Cochin Shipyard, Ltd.	26,896	132,238
*	Coffee Day Enterprises, Ltd.	161,329	82,001
	Container Corp. Of India, Ltd.	357,502	2,838,893
	Cyient, Ltd.	124,698	1,237,096
*	Dalmia Bharat, Ltd.	284,948	5,783,323
*	DB Corp., Ltd.	113,948	124,697
*	DCB Bank, Ltd.	1,226,347	1,500,981
	DCM Shriram, Ltd.	309,132	2,924,025
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	278,985	974,968
	Delta Corp., Ltd.	51,743	104,459
	Dhampur Sugar Mills, Ltd.	189,843	579,722
	Dhani Services, Ltd.	23,401	56,176
	Dilip Buildcon, Ltd.	108,385	792,389
*	Dish TV India, Ltd.	2,132,040	266,925
*	Dishman Carbogen Amcis, Ltd.	422,132	900,435
	DLF, Ltd.	2,412,108	7,996,168
	Dr Reddy’s Laboratories, Ltd., ADR	79,874	5,512,903
*	DRC Systems India, Ltd.	4,728	16,763
	eClerx Services, Ltd.	13,413	223,487
	Edelweiss Financial Services, Ltd.	1,371,920	1,079,680
*	EID Parry India, Ltd.	567,016	2,639,542
*	EIH, Ltd.	422,487	492,797
	Engineers India, Ltd.	156,347	153,027
	EPL, Ltd.	45,190	136,555
	Escorts, Ltd.	190,424	2,878,089
	Excel Industries, Ltd.	1,169	13,881
	Exide Industries, Ltd.	280,804	672,372
	FDC, Ltd.	69,318	283,957
*	Federal Bank, Ltd.	10,486,940	11,301,470
	Finolex Cables, Ltd.	513,719	2,506,171
	Finolex Industries, Ltd.	741,795	1,509,098
	Firstsource Solutions, Ltd.	1,796,446	2,731,304

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Fortis Healthcare, Ltd.	1,658,417	$4,713,727
	GAIL India, Ltd.	11,510,218	21,270,142
	Gateway Distriparks, Ltd.	325,127	891,200
*	General Insurance Corp. of India	111,280	307,325
*	GFL, Ltd.	199,658	188,088
	GHCL, Ltd.	257,525	817,384
	Glenmark Pharmaceuticals, Ltd.	1,080,798	8,410,056
	Godfrey Phillips India, Ltd.	85,898	999,579
	Granules India, Ltd.	883,816	3,977,675
	Graphite India, Ltd.	20,799	203,868
	Grasim Industries, Ltd.	1,453,863	27,448,164
	Great Eastern Shipping Co., Ltd. (The)	503,782	2,138,621
*	Greaves Cotton, Ltd.	355,301	693,063
	Gujarat Alkalies & Chemicals, Ltd.	176,303	979,077
	Gujarat Ambuja Exports, Ltd.	280,132	566,765
*	Gujarat Fluorochemicals, Ltd.	368,642	3,956,995
	Gujarat Mineral Development Corp., Ltd.	549,802	432,408
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	332,353	1,614,243
	Gujarat Pipavav Port, Ltd.	388,699	481,674
	Gujarat State Fertilizers & Chemicals, Ltd.	828,894	1,051,509
	Gujarat State Petronet, Ltd.	1,304,285	4,751,025
*	HEG, Ltd.	12,117	372,329
	HeidelbergCement India, Ltd.	345,204	1,102,593
*	HFCL, Ltd.	3,752,356	1,397,668
	Hikal, Ltd.	308,027	1,103,478
	HIL, Ltd.	18,294	885,038
	Himadri Speciality Chemical, Ltd.	203,546	121,731
	Himatsingka Seide, Ltd.	181,013	381,088
	Hindalco Industries, Ltd.	12,397,455	60,650,968
	Hinduja Global Solutions, Ltd.	59,737	1,375,720
	Housing Development Finance Corp., Ltd.	277,698	9,092,449
*	ICICI Bank, Ltd., Sponsored ADR	4,638,233	75,603,196
*	ICICI Bank, Ltd.	1,273,118	10,299,114
*	IDFC First Bank, Ltd.	12,428,379	9,164,846
*	IDFC, Ltd.	5,002,207	3,556,863
*	IFCI, Ltd.	5,015,523	738,694
	IIFL Finance, Ltd.	1,399,139	5,049,306
	IIFL Securities, Ltd.	2,626,942	1,849,298
	IIFL Wealth Management, Ltd.	295,622	4,539,621
	India Cements, Ltd. (The)	1,256,218	2,767,819
	India Glycols, Ltd.	91,269	579,231
*	Indiabulls Housing Finance, Ltd.	1,955,323	4,766,515
*	Indiabulls Real Estate, Ltd.	1,537,300	1,597,695
*	Indian Bank	724,988	1,072,690
	Indian Hume Pipe Co., Ltd. (The)	2,945	6,794
	Indo Count Industries, Ltd.	248,595	435,743
	Indoco Remedies, Ltd.	11,130	49,406
*	INEOS Styrolution India, Ltd.	24,506	368,911
*	Infibeam Avenues, Ltd.	3,896,104	2,058,909
	Inox Wind Energy, Ltd.	19,966	33,019
*	Intellect Design Arena, Ltd.	355,025	3,260,005
	IRCON International, Ltd.	11,290	13,630
	ITD Cementation India, Ltd.	187,582	181,550
	J Kumar Infraprojects, Ltd.	167,631	415,115
*	Jagran Prakashan, Ltd.	489,592	354,717
	Jai Corp., Ltd.	312,837	361,771
*	Jammu & Kashmir Bank, Ltd. (The)	768,439	246,641
	JB Chemicals & Pharmaceuticals, Ltd.	365,551	6,872,784
	Jindal Poly Films, Ltd.	107,814	1,055,427

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Saw, Ltd.	854,627	$974,526
*	Jindal Stainless Hisar, Ltd.	10,311	22,573
*	Jindal Stainless, Ltd.	258,426	312,864
*	Jindal Steel & Power, Ltd.	3,034,663	17,956,962
*	JK Cement, Ltd.	116,596	4,429,630
	JK Lakshmi Cement, Ltd.	228,271	1,240,313
	JK Paper, Ltd.	522,303	974,882
	JK Tyre & Industries, Ltd.	607,973	999,059
	JM Financial, Ltd.	2,157,432	2,332,450
	JSW Energy, Ltd.	2,805,644	4,154,681
	JSW Steel, Ltd.	5,784,238	55,561,934
*	Jubilant Ingrevia, Ltd.	762,037	4,269,403
	Jubilant Pharmova, Ltd.	762,037	8,171,790
	Jyothy Labs, Ltd.	26,964	53,209
	Kalpataru Power Transmission, Ltd.	409,368	2,016,675
	Kalyani Steels, Ltd.	76,266	379,008
*	Karnataka Bank, Ltd. (The)	847,024	701,320
*	Karur Vysya Bank, Ltd. (The)	2,259,617	1,595,380
	Kaveri Seed Co., Ltd.	83,828	684,095
*	KEC International, Ltd.	18,601	100,718
	Kiri Industries, Ltd.	98,928	594,928
	Kirloskar Oil Engines, Ltd.	298,653	699,871
	KNR Constructions, Ltd.	407,280	1,097,206
*	Kolte-Patil Developers, Ltd.	90,777	259,321
	KPIT Technologies, Ltd.	1,072,954	2,837,239
	KPR Mill, Ltd.	40,882	759,465
	KRBL, Ltd.	120,245	299,379
	L&T Finance Holdings, Ltd.	4,515,110	5,291,653
	Lakshmi Machine Works, Ltd.	1,123	94,268
	Larsen & Toubro, Ltd.	2,116,577	38,197,230
	Laurus Labs, Ltd.	197,600	1,208,536
	LG Balakrishnan & Bros, Ltd.	14,177	58,286
	LIC Housing Finance, Ltd.	2,220,271	12,088,508
	Linde India, Ltd.	44,759	1,110,654
	LT Foods, Ltd.	773,314	755,326
	Lupin, Ltd.	1,220,380	17,604,947
*	Magma Fincorp, Ltd.	275,863	441,341
	Maharashtra Scooters, Ltd.	8,085	393,896
	Maharashtra Seamless, Ltd.	147,161	570,728
*	Mahindra & Mahindra Financial Services, Ltd.	4,167,224	9,053,126
	Mahindra & Mahindra, Ltd.	4,056,149	41,120,358
*	Mahindra CIE Automotive, Ltd.	216,128	495,018
*	Mahindra Lifespace Developers, Ltd.	125,469	845,111
	Maithan Alloys, Ltd.	1,776	18,874
	Manappuram Finance, Ltd.	1,288,705	2,581,138
	Marksans Pharma, Ltd.	1,514,827	1,451,686
	Mastek, Ltd.	77,492	1,719,028
*	Max Healthcare Institute, Ltd.	484,677	1,492,671
*	Max India, Ltd.	42,980	38,257
	Meghmani Organics, Ltd.	818,438	1,558,103
	MOIL, Ltd.	349,145	775,699
	Motherson Sumi Systems, Ltd.	166,081	480,855
	Mphasis, Ltd.	340,834	8,112,177
	MRF, Ltd.	7,617	8,268,632
	Natco Pharma, Ltd.	9	108
	National Aluminium Co., Ltd.	2,986,448	2,588,512
	Nava Bharat Ventures, Ltd.	479,073	503,162
	NCC, Ltd.	1,726,959	1,730,700
	NIIT, Ltd.	489,331	1,093,607

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nilkamal, Ltd.	39,627	$1,030,977
	NMDC, Ltd.	179,947	375,522
	NOCIL, Ltd.	479,016	1,191,391
	Nucleus Software Exports, Ltd.	18,815	135,365
*	Oberoi Realty, Ltd.	457,696	3,351,746
*	Omaxe, Ltd.	310,282	292,226
	Orient Cement, Ltd.	556,320	792,919
	Parag Milk Foods, Ltd.	137,951	207,495
*	PC Jeweller, Ltd.	50,599	16,346
	Persistent Systems, Ltd.	312,211	8,664,981
	Petronet LNG, Ltd.	3,937,868	12,724,525
	Phillips Carbon Black, Ltd.	518,512	1,450,353
	Piramal Enterprises, Ltd.	380,449	8,584,951
*	PNB Housing Finance, Ltd.	186,149	928,739
*	PNC Infratech, Ltd.	321,227	1,023,548
	Polyplex Corp., Ltd.	101,191	1,310,131
	Power Finance Corp., Ltd.	4,872,837	7,104,836
	Praj Industries, Ltd.	92,329	291,723
*	Prakash Industries, Ltd.	187,902	203,588
	Prestige Estates Projects, Ltd.	647,281	2,370,088
	Procter & Gamble Health, Ltd.	21,576	1,864,019
	PTC India Financial Services, Ltd.	1,484,251	341,558
	PTC India, Ltd.	919,939	1,012,053
*	Punjab National Bank	5,997,812	2,810,179
*	Quess Corp., Ltd.	37,802	319,436
	Rain Industries, Ltd.	736,786	1,768,382
	Rajesh Exports, Ltd.	466,917	3,323,894
	Rallis India, Ltd.	310,215	1,182,369
	Ramco Industries, Ltd.	118,646	450,286
	Rashtriya Chemicals & Fertilizers, Ltd.	1,044,190	1,031,609
*	Raymond, Ltd.	172,825	747,980
	RBL Bank, Ltd.	322,994	803,982
	REC, Ltd.	6,005,712	10,347,936
	Redington India, Ltd.	2,198,217	5,303,669
	Reliance Industries, Ltd.	14,066,236	378,171,513
*	Reliance Power, Ltd.	573,486	37,834
	Repco Home Finance, Ltd.	157,611	707,140
*	Sequent Scientific, Ltd.	391,739	1,541,312
	Seshasayee Paper & Boards, Ltd.	59,795	122,287
	Sharda Cropchem, Ltd.	28,099	113,402
	Shipping Corp. of India, Ltd.	822,610	1,159,587
	Shriram City Union Finance, Ltd.	27,860	529,047
	Shriram Transport Finance Co., Ltd.	735,109	13,265,579
	Sobha, Ltd.	397,498	2,604,788
	Somany Ceramics, Ltd.	14,761	83,678
	Somany Home Innovation, Ltd.	242,751	933,699
*	South Indian Bank, Ltd. (The)	4,961,219	531,294
	Srikalahasthi Pipes, Ltd.	69,809	182,881
*	State Bank of India	6,497,668	30,805,494
	Steel Authority of India, Ltd.	4,592,630	7,307,559
	Strides Pharma Science, Ltd.	361,129	4,209,178
	Sun Pharmaceutical Industries, Ltd.	2,774,923	24,465,700
	Sun TV Network, Ltd.	89,286	654,959
	Sunteck Realty, Ltd.	290,750	1,048,335
	Surya Roshni, Ltd.	65,033	364,083
*	Suvidhaa Infoserve, Ltd.	255,844	117,262
*	TAKE Solutions, Ltd.	122,645	83,533
	Tata Chemicals, Ltd.	761,327	8,097,810
	Tata Consumer Products, Ltd.	1,969,236	17,756,416

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Metaliks, Ltd.	1,879	$26,541
*	Tata Motors, Ltd.	13,087,848	51,313,635
	Tata Steel, Ltd.	1,930,245	26,631,037
	Tech Mahindra, Ltd.	512,811	6,625,239
	Techno Electric & Engineering Co., Ltd.	51,972	205,974
*	Teledata Marine Solutions, Ltd.	267,258	0
	Tide Water Oil Co India, Ltd.	2,390	143,978
	Time Technoplast, Ltd.	635,571	646,830
	Tinplate Co. of India, Ltd. (The)	217,969	580,274
	Transport Corp. of India, Ltd.	142,957	507,987
*	Trident, Ltd.	8,544,349	1,583,085
*	Triveni Engineering & Industries, Ltd.	572,383	950,516
	Tube Investments of India, Ltd.	334,852	5,568,036
	TV Today Network, Ltd.	29,230	112,056
*	TV18 Broadcast, Ltd.	3,983,983	1,822,435
	TVS Srichakra, Ltd.	1,968	47,912
*	UCO Bank	1,814,473	268,749
	Uflex, Ltd.	232,764	1,266,587
	Unichem Laboratories, Ltd.	200,132	868,572
*	Union Bank of India	1,643,856	746,432
*	Usha Martin, Ltd.	368,127	238,562
*	VA Tech Wabag, Ltd.	117,627	393,395
*	Vardhman Textiles, Ltd.	170,548	2,726,391
#	Vedanta, Ltd., ADR	441,108	6,060,829
*	Venky’s India, Ltd.	538	11,255
	Vindhya Telelinks, Ltd.	23,536	256,419
*	Vodafone Idea, Ltd.	11,609,989	1,304,077
	Welspun Corp., Ltd.	646,685	1,236,421
	Welspun Enterprises, Ltd.	500,837	690,914
	Welspun India, Ltd.	1,919,926	2,057,211
	West Coast Paper Mills, Ltd.	184,344	506,650
	Wipro, Ltd.	9,341,647	61,751,472
*	Wockhardt, Ltd.	265,080	1,835,646
*	Yes Bank, Ltd.	19,922,354	3,920,445
	Zee Entertainment Enterprises, Ltd.	158,265	394,370
	Zensar Technologies, Ltd.	582,623	2,084,746
TOTAL INDIA			1,667,247,611
INDONESIA — (1.3%)
	Adaro Energy Tbk PT	97,793,300	8,408,772
	Adhi Karya Persero Tbk PT	10,308,500	823,362
	AKR Corporindo Tbk PT	563,800	127,369
*	Alam Sutera Realty Tbk PT	86,490,700	1,183,956
	Astra Agro Lestari Tbk PT	3,532,767	2,277,641
	Astra International Tbk PT	26,732,700	10,159,361
*	Astrindo Nusantara Infrastructure Tbk PT	51,270,000	177,466
*	Bakrie Telecom Tbk PT	160,430,200	104,121
	Bank Danamon Indonesia Tbk PT	9,240,854	1,660,966
	Bank Mandiri Persero Tbk PT	58,187,362	24,773,898
	Bank Negara Indonesia Persero Tbk PT	26,872,841	10,576,564
*	Bank Pan Indonesia Tbk PT	63,944,001	3,979,484
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,730,500	1,895,825
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,218,336
	Bank Tabungan Negara Persero Tbk PT	27,316,427	2,998,283
*	Barito Pacific Tbk PT	20,826,700	1,439,808
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	339,601
	BISI International Tbk PT	9,817,300	784,739
*	Buana Lintas Lautan Tbk PT	29,766,000	634,692
	Bukit Asam Tbk PT	22,735,900	3,720,494

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bumi Serpong Damai Tbk PT	20,792,900	$1,689,847
	Ciputra Development Tbk PT	71,667,678	5,640,134
*	City Retail Developments Tbk PT	1,000,000	10,427
	Davomas Abadi Tbk	54,906,800	0
*	Delta Dunia Makmur Tbk PT	36,091,000	917,340
*	Eagle High Plantations Tbk PT	50,643,100	402,522
	Elnusa Tbk PT	21,143,600	519,221
*	Erajaya Swasembada Tbk PT	59,034,000	2,490,353
*	FKS Food Sejahtera Tbk PT	41,727,122	836,653
*	Gajah Tunggal Tbk PT	11,323,800	709,889
*	Garuda Indonesia Persero Tbk PT	17,828,781	399,456
*	Gudang Garam Tbk PT	53,300	133,087
*	Hanson International Tbk PT	37,319,300	24,221
	Hexindo Adiperkasa Tbk PT	646,644	157,062
	Indah Kiat Pulp & Paper Corp. Tbk PT	16,537,800	10,391,961
	Indika Energy Tbk PT	12,069,500	1,184,158
	Indo Tambangraya Megah Tbk PT	2,923,800	2,398,914
	Indofood Sukses Makmur Tbk PT	30,986,300	13,976,239
*	Indo-Rama Synthetics Tbk PT	180,100	47,344
*	Intiland Development Tbk PT	42,205,300	534,010
	Japfa Comfeed Indonesia Tbk PT	33,820,450	4,931,236
	Jaya Real Property Tbk PT	69,218,600	2,681,798
*	Kawasan Industri Jababeka Tbk PT	162,159,256	1,995,642
*	KMI Wire & Cable Tbk PT	10,201,300	245,524
*	Lippo Cikarang Tbk PT	12,268,410	1,160,702
*	Lippo Karawaci Tbk PT	340,266,962	5,033,557
*	Malindo Feedmill Tbk PT	6,123,100	381,052
*	Medco Energi Internasional Tbk PT	61,027,232	2,814,229
*	Media Nusantara Citra Tbk PT	32,613,000	2,210,053
	Metrodata Electronics Tbk PT	5,572,550	636,422
*	MNC Investama Tbk PT	10,819,900	40,499
*	MNC Vision Networks Tbk PT	2,925,400	48,201
	Pabrik Kertas Tjiwi Kimia Tbk PT	2,966,300	2,042,574
*	Pan Brothers Tbk PT	25,006,950	297,565
*	Panin Financial Tbk PT	91,942,600	1,227,573
*	Paninvest Tbk PT	10,480,500	572,952
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,469,084	2,116,823
	PP Persero Tbk PT	16,075,700	1,353,551
	Ramayana Lestari Sentosa Tbk PT	10,269,100	550,603
*	Salim Ivomas Pratama Tbk PT	22,834,800	907,776
*	Sampoerna Agro Tbk PT	8,512,941	1,113,317
	Semen Indonesia Persero Tbk PT	14,874,700	10,719,078
*	Siloam International Hospitals Tbk PT	1,727,800	995,789
*	Sinar Mas Agro Resources & Technology Tbk PT	6,899,400	2,029,254
	Sri Rejeki Isman Tbk PT	63,289,500	695,799
	Surya Semesta Internusa Tbk PT	32,048,200	997,100
	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	93,654
*	Tiphone Mobile Indonesia Tbk PT	6,628,800	10,411
*	Trada Alam Minera Tbk PT	188,544,700	122,368
	Trias Sentosa Tbk PT	336,500	10,479
	Truba Alam Manuggal Engineering PT	129,244,500	0
	Tunas Baru Lampung Tbk PT	19,058,300	1,165,434
	Tunas Ridean Tbk PT	33,118,000	2,843,035
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,371,100	152,760
	Unggul Indah Cahaya Tbk PT	288,335	152,391
	United Tractors Tbk PT	11,828,500	17,312,080
*	Vale Indonesia Tbk PT	10,177,800	3,237,622
	Waskita Beton Precast Tbk PT	69,243,800	966,991

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Waskita Karya Persero Tbk PT	17,591,000	$1,349,541
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	93,107
	Wijaya Karya Beton Tbk PT	21,029,700	436,101
	Wijaya Karya Persero Tbk PT	22,602,400	2,247,534
	XL Axiata Tbk PT	25,775,400	3,717,992
TOTAL INDONESIA			201,457,745
MALAYSIA — (1.7%)
#	Aeon Co. M Bhd	2,308,900	720,435
#	AFFIN Bank Bhd	8,303,321	3,544,430
*	Alliance Bank Malaysia Bhd	7,978,900	5,060,357
	Allianz Malaysia Bhd	93,300	300,484
#	AMMB Holdings Bhd	13,239,662	9,621,240
	Batu Kawan Bhd	1,651,650	7,459,191
*	Berjaya Assets Bhd	604,700	47,150
# *	Berjaya Corp. Bhd	15,587,629	1,273,571
# *	Berjaya Land Bhd	7,272,900	549,478
	BIMB Holdings Bhd	1,164,507	1,102,027
# *	Boustead Holdings Bhd	3,580,391	515,425
#	Boustead Plantations Bhd	3,159,100	442,942
# *	Bumi Armada Bhd	16,365,600	1,623,612
#	Cahya Mata Sarawak Bhd	1,105,000	552,021
	Can-One Bhd	47,600	35,170
#	CB Industrial Product Holding Bhd	1,536,600	468,228
#	CIMB Group Holdings Bhd	30,618,276	30,910,586
	CSC Steel Holdings Bhd	821,256	380,393
*	Cypark Resources Bhd	822,350	264,646
	DRB-Hicom Bhd	7,640,200	3,550,487
	Eastern & Oriental Bhd	3,387,813	495,464
#	Eco World Development Group Bhd	5,003,200	757,348
#	Ekovest BHD	12,731,400	1,427,763
	FAR East Holdings Bhd	57,360	40,618
#	Gabungan AQRS Bhd	1,442,074	223,257
	Gadang Holdings Bhd	3,155,100	323,003
*	Gamuda Bhd	10,407,933	8,963,577
	Genting Bhd	10,325,900	12,540,622
	Genting Malaysia Bhd	12,392,400	8,704,608
	Genting Plantations Bhd	17,400	37,043
	George Kent Malaysia Bhd	2,378,800	469,829
	HAP Seng Consolidated Bhd	1,732,282	3,394,541
#	Hengyuan Refining Co. Bhd	1,003,100	1,311,892
	HeveaBoard Bhd	2,153,300	344,172
	Hiap Teck Venture Bhd	8,346,100	1,291,510
	Hong Leong Financial Group Bhd	2,098,134	8,487,104
	Hong Leong Industries Bhd	129,100	297,755
# *	IGB Bhd	1,994,205	1,366,678
	IJM Corp. Bhd	22,075,618	10,500,647
#	Insas Bhd	3,207,100	672,506
#	IOI Properties Group Bhd	7,421,625	2,479,195
# *	Iskandar Waterfront City Bhd	1,951,300	226,323
# *	JAKS Resources Bhd	9,987,380	1,497,295
*	Jaya Tiasa Holdings Bhd	3,679,933	635,668
*	Keck Seng Malaysia Bhd	884,600	774,601
# *	KNM Group Bhd	13,856,690	620,875
# *	KSL Holdings Bhd	1,718,751	262,176
	Kumpulan Fima BHD	635,100	297,572
*	Land & General Bhd	13,020,720	395,806
*	LBS Bina Group Bhd	5,241,534	632,682
#	Lotte Chemical Titan Holding Bhd	856,500	674,271

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Magnum Bhd	6,054,445	$3,117,358
#	Mah Sing Group Bhd	9,287,962	2,330,192
	Malayan Banking Bhd	15,003,651	30,133,663
	Malayan Flour Mills Bhd	4,587,175	1,052,274
	Malaysia Airports Holdings Bhd	476,154	695,394
#	Malaysia Building Society Bhd	14,332,278	2,201,658
	Malaysian Resources Corp. Bhd	15,498,900	1,700,157
	Matrix Concepts Holdings Bhd	794,700	368,224
#	MBM Resources BHD	928,403	767,726
	Mega First Corp. Bhd	170,600	303,190
	MISC Bhd	7,196,504	11,900,286
	MKH Bhd	2,473,278	825,820
#	MMC Corp. Bhd	3,524,180	953,419
	MNRB Holdings Bhd	2,239,879	672,189
*	MPHB Capital Bhd	178,400	57,035
	Muda Holdings Bhd	767,700	526,436
	Muhibbah Engineering M Bhd	2,210,800	538,767
*	Mulpha International Bhd	1,088,360	478,250
*	Notion VTEC Bhd	220,300	43,934
*	OCK Group Bhd	131,800	16,057
	Oriental Holdings BHD	2,655,379	3,380,822
	OSK Holdings Bhd	7,858,606	1,725,104
	Panasonic Manufacturing Malaysia Bhd	58,980	449,050
	Pantech Group Holdings Bhd	2,938,794	383,080
	Paramount Corp. Bhd	2,321,555	467,131
#	Petron Malaysia Refining & Marketing Bhd	247,800	276,775
# *	Pos Malaysia Bhd	1,980,500	422,444
	PPB Group Bhd	2,424,639	10,945,175
	RHB Bank Bhd	11,649,100	14,802,524
# *	Sapura Energy Bhd	39,709,700	1,295,005
#	Sarawak Oil Palms Bhd	694,467	636,640
	Shangri-La Hotels Malaysia Bhd	158,100	143,574
	Sime Darby Bhd	21,471,900	11,841,902
	Sime Darby Property Bhd	7,330,900	1,188,560
# *	SP Setia Bhd Group	9,325,073	2,344,039
*	Sumatec Resources Bhd	2,855,100	627
	Sunway Bhd	8,909,386	3,521,008
	Suria Capital Holdings Bhd	989,280	258,083
	Ta Ann Holdings Bhd	1,726,526	1,191,295
	Tan Chong Motor Holdings Bhd	1,149,400	336,896
	TIME dotCom Bhd	107,080	362,681
*	Tropicana Corp. Bhd	5,198,361	1,141,615
*	Tune Protect Group Bhd	2,001,800	209,761
#	UEM Edgenta Bhd	1,204,400	543,680
# *	UEM Sunrise Bhd	11,791,045	1,221,843
	United Malacca Bhd	941,000	1,171,118
	UOA Development Bhd	7,653,700	3,436,206
*	Velesto Energy Bhd	18,780,228	750,563
*	Vivocom International Holdings Bhd	274,366	45,284
	Wah Seong Corp. Bhd	676,080	136,367
# *	WCT Holdings Bhd	5,024,965	637,305
#	Yinson Holdings Bhd	141,000	179,530
	YNH Property Bhd	3,340,550	2,249,375
*	YTL Corp. Bhd	30,471,621	5,313,260
TOTAL MALAYSIA			270,258,625
MEXICO — (2.4%)
	ALEATICA S.A.B. de C.V	21,226	21,481
#	Alfa S.A.B. de C.V., Class A	25,035,346	17,450,713

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Alpek S.A.B. de C.V	2,280,232	$2,546,223
#	Arca Continental S.A.B. de C.V	1,516,433	8,158,959
# *	Banco del Bajio SA	1,385,089	2,201,018
*	Cemex S.A.B. de C.V	69,050	54,539
*	Cemex S.A.B. de C.V., Sponsored ADR	4,635,449	36,573,688
#	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	61,925	2,908,617
	Coca-Cola Femsa S.A.B. de C.V	1,044,400	4,898,992
*	Consorcio ARA S.A.B. de C.V	3,793,910	973,902
# *	Controladora Nemak SAB de CV	19,727,397	2,707,319
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	1,487,738	676,044
*	Corp. Actinver S.A.B. de C.V	89,268	44,068
*	Corpovael S.A. de C.V	800	150
*	Credito Real S.A.B. de C.V. Sofom ER	1,447,650	657,470
	Cydsa S.A.B. de C.V	5,874	4,045
*	Dine S.A.B. de C.V	1,027,267	760,676
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	615,559	2,593,875
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	134,518	10,425,145
# *	Genomma Lab Internacional S.A.B. de C.V., Class B	705,251	709,881
*	Gentera S.A.B. de C.V	1,801,797	910,816
# *	Grupo Carso S.A.B. de C.V	3,471,292	9,887,621
	Grupo Cementos de Chihuahua S.A.B. de C.V	1,157,860	8,167,951
#	Grupo Comercial Chedraui S.A. de C.V	2,267,622	3,532,910
	Grupo Elektra S.A.B. de C.V	146,311	10,964,622
	Grupo Financiero Banorte S.A.B. de C.V., Class O	8,996,869	51,084,560
# *	Grupo Financiero Inbursa S.A.B. de C.V., Class O	9,196,905	8,580,812
*	Grupo Gigante S.A.B. de C.V	471,076	550,329
	Grupo Herdez S.A.B. de C.V	279,026	585,408
	Grupo Industrial Saltillo S.A.B. de C.V	1,352,696	1,836,360
	Grupo KUO S.A.B. de C.V	1,940,080	4,496,557
#	Grupo Mexico S.A.B. de C.V., Class B	18,400,756	83,460,604
*	Grupo Pochteca S.A.B. de C.V	67,810	20,436
*	Grupo Posadas S.A.B. de C.V	320,355	352,111
*	Grupo Qumma S.A. de C.V., Class B	5,301	0
#	Grupo Rotoplas S.A.B. de C.V	201,455	358,018
*	Grupo Sanborns S.A.B. de C.V	1,389,018	1,282,255
#	Grupo Simec S.A.B. de C.V., Class B	690,073	3,355,491
*	Grupo Sports World S.A.B. de C.V	29,451	8,796
*	Grupo Televisa S.A.B., Sponsored ADR	680,759	8,427,796
*	Grupo Televisa S.A.B	2,296,479	5,721,642
*	Hoteles City Express S.A.B. de C.V	296,191	112,733
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	7,721	343,353
	Industrias Bachoco S.A.B. de C.V	1,306,015	4,835,421
	Industrias CH S.A.B. de C.V	1,878,046	12,978,608
# *	Industrias Penoles S.A.B. de C.V	513,804	6,600,544
#	La Comer S.A.B. de C.V	4,125,831	7,719,257
*	Medica Sur S.A.B. de C.V	1,000	1,629
	Megacable Holdings S.A.B. de C.V	8,510	31,159
# *	Minera Frisco S.A.B. de C.V., Class A1	5,704,431	1,230,605
# *	Minera Frisco S.A.B. de C.V., Class A2	7,911,356	1,605,157
#	Nemak S.A.B. de C.V	2,270,556	665,800
#	Orbia Advance Corp. S.A.B. de C.V	5,764,095	16,122,507
#	Organizacion Cultiba S.A.B. de C.V	157,421	97,917
# *	Organizacion Soriana S.A.B. de C.V., Class B	13,755,939	12,134,997
#	Promotora y Operadora de Infraestructura S.A.B. de C.V	397,485	3,058,498
# *	Unifin Financiera S.A.B. de C.V	713,405	821,981
	Vitro S.A.B. de C.V	952,658	1,222,743
TOTAL MEXICO			367,534,809

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (0.9%)
	ACR Mining Corp.	105,455	$7,351
	Alliance Global Group, Inc.	26,520,606	5,759,496
	Alsons Consolidated Resources, Inc.	8,381,000	243,365
*	Apex Mining Co., Inc.	2,152,000	77,085
*	Atlas Consolidated Mining & Development Corp.	4,868,500	877,870
	Ayala Corp.	44,170	679,087
	Bank of the Philippine Islands	3,754,753	6,454,376
	BDO Unibank, Inc.	10,750,278	22,991,261
	Belle Corp.	4,041,000	119,975
*	Cebu Air, Inc.	1,520,720	1,528,946
*	CEMEX Holdings Philippines, Inc.	20,399,719	490,896
	Century Properties Group, Inc.	18,036,400	153,760
	China Banking Corp.	8,216,332	4,267,493
	Cosco Capital, Inc.	14,267,800	1,487,951
	DMCI Holdings, Inc.	6,660,100	733,446
*	East West Banking Corp.	3,071,900	628,489
*	EEI Corp.	2,142,100	330,459
	Emperador, Inc.	924,700	190,181
*	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	65,129
	Filinvest Land, Inc.	80,576,031	1,822,203
	First Philippine Holdings Corp.	3,274,630	4,564,152
	Fwbc Holdings, Inc.	5,471,786	0
*	Global Ferronickel Holdings, Inc.	12,451,116	692,774
	GT Capital Holdings, Inc.	271,527	2,955,027
*	Integrated Micro-Electronics, Inc.	2,057,200	429,409
	JG Summit Holdings, Inc.	13,733,457	15,032,646
	LT Group, Inc.	10,642,600	2,964,815
	Megaworld Corp.	73,360,300	4,789,649
	Metropolitan Bank & Trust Co.	9,637,492	8,796,313
	Mondragon International Philippines, Inc.	2,464,000	0
	Nickel Asia Corp.	13,647,240	1,569,297
	Petron Corp.	16,936,900	1,198,115
	Philex Mining Corp.	4,703,000	662,754
*	Philippine National Bank	3,173,985	2,052,412
*	Philippine National Construction Corp.	398,900	7,613
	Philippine Savings Bank	1,960,549	2,294,293
	Philippine Townships, Inc.	226,200	0
	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,280,600	327,013
*	Pilipinas Shell Petroleum Corp.	184,030	82,486
	Premium Leisure Corp.	6,804,000	57,812
	RFM Corp.	762,400	72,804
	Rizal Commercial Banking Corp.	4,883,806	1,853,167
	Robinsons Land Corp.	25,345,408	8,610,433
	Robinsons Retail Holdings, Inc.	417,610	455,673
	San Miguel Corp.	5,386,296	12,851,370
	Security Bank Corp.	1,466,734	3,511,023
	Semirara Mining & Power Corp.	110,500	28,196
*	Top Frontier Investment Holdings, Inc.	545,122	1,522,255
	Union Bank of the Philippines	3,720,999	5,562,414
	Vista Land & Lifescapes, Inc.	50,668,968	3,698,459

TOTAL PHILIPPINES			135,551,193

POLAND — (0.8%)
*	Agora SA	226,645	469,648
*	Alior Bank SA	472,300	3,498,517
	Amica SA	5,928	236,402
# *	Bank Millennium SA	2,422,182	2,644,135

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Bank Polska Kasa Opieki SA	2,647	$55,841
*	Boryszew SA	283,585	237,227
# *	Ciech SA	148,017	1,521,254
	Cyfrowy Polsat SA	512,024	3,980,618
	Develia SA	1,367,099	1,099,837
# *	Enea SA	1,839,098	4,081,590
	Firma Oponiarska Debica SA	13,080	280,562
*	Grupa Azoty SA	237,054	2,324,522
	Grupa Kety SA	29,247	4,737,912
	Grupa Lotos SA	411,911	5,181,085
# *	Jastrzebska Spolka Weglowa SA	175,136	1,395,565
	Kernel Holding SA	452,070	6,076,397
*	KGHM Polska Miedz SA	528,073	27,026,302
*	Lubelski Wegiel Bogdanka SA	52,381	316,448
# *	mBank SA	33,848	2,093,684
# *	Netia SA	620,475	948,503
*	PGE Polska Grupa Energetyczna SA	4,748,887	12,635,835
# *	PKP Cargo SA	109,382	559,744
	Polski Koncern Naftowy Orlen SA	2,080,613	36,552,987
	Stalexport Autostrady SA	189,773	178,610
*	Tauron Polska Energia SA	7,474,405	6,657,580

TOTAL POLAND			124,790,805

QATAR — (0.2%)
	Commercial Bank PSQC (The)	1,866,380	2,765,410
	Aamal Co.	4,389,376	1,139,624
	Al Khaleej Takaful Group QSC	890,232	937,484
	Al Khalij Commercial Bank PQSC	633,121	376,354
	Alijarah Holding Co., QPSC	2,011,917	666,880
	Barwa Real Estate Co.	2,962,874	2,629,004
	Doha Bank QPSC	237,915	171,845
	Doha Insurance Co. QSC	34,356	18,683
*	Gulf International Services QSC	4,036,547	1,729,538
	Gulf Warehousing Co.	513,422	721,735
	Industries Qatar QSC	1,142,584	4,216,096
	Mannai Corp. QSC	27,139	29,545
	Mazaya Real Estate Development QPSC	4,065,793	1,302,389
	Mesaieed Petrochemical Holding Co.	3,883,904	2,054,238
	Ooredoo QPSC	2,036,702	3,962,148
	Qatar Fuel QSC	140,657	701,132
*	Qatar Insurance Co. SAQ	801,840	551,630
	Qatar National Cement Co., QSC	239,526	336,747
	Qatar Navigation QSC	95,984	196,973
*	Salam International Investment, Ltd. QSC	4,845,436	1,154,072
	United Development Co. QSC	7,639,216	3,326,737
	Vodafone Qatar QSC	4,019,457	1,956,642

TOTAL QATAR			30,944,906

RUSSIA — (1.2%)
	Etalon Group P.L.C., GDR	88,415	143,763
	Gazprom PJSC, Sponsored ADR	10,766,840	65,287,308
	Gazprom PJSC, Sponsored ADR	18,140	110,473
	Lukoil PJSC, Sponsored ADR	1,199,919	91,838,558
	Magnitogorsk Iron & Steel Works PJSC, GDR	29,951	338,593
	Rosneft Oil Co. PJSC, GDR	1,753,210	12,121,694
	RusHydro PJSC, ADR	4,977,080	5,269,588
	VTB Bank PJSC, GDR	5,748,784	7,622,887

TOTAL RUSSIA			182,732,864

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (2.1%)
	Al Babtain Power & Telecommunication Co.	112,333	$1,190,882
*	Al Etihad Cooperative Insurance Co.	15,833	99,254
*	Al Hassan Ghazi Ibrahim Shaker Co.	149,815	826,817
*	Al Jouf Cement Co.	409,163	1,519,918
	Al Khaleej Training and Education Co.	248,728	1,605,605
*	AlAbdullatif Industrial Investment Co.	218,482	1,185,733
	Alinma Bank	6,638,318	35,052,105
	Arab National Bank	1,092,590	6,619,089
	Arabian Cement Co.	342,976	3,857,373
	Arabian Pipes Co.	114,821	613,200
	Arriyadh Development Co.	566,106	3,405,170
*	Aseer Trading Tourism & Manufacturing Co.	477,373	3,067,993
	Astra Industrial Group	193,584	1,620,554
	Bank Al-Jazira	3,409,322	17,333,938
	Banque Saudi Fransi	988,117	10,267,155
*	Basic Chemical Industries, Ltd.	52,815	546,052
	City Cement Co.	544,791	4,542,895
*	Dar Al Arkan Real Estate Development Co.	3,679,185	10,114,972
*	Dur Hospitality Co.	332,404	2,836,873
	Eastern Province Cement Co.	204,896	2,653,080
*	Emaar Economic City	2,791,449	7,967,515
*	Etihad Etisalat Co.	1,958,085	16,118,481
	Hail Cement Co.	370,993	1,902,388
*	Middle East Healthcare Co.	158,875	1,583,952
*	Middle East Paper Co.	132,522	868,166
*	Mobile Telecommunications Co. Saudi Arabia	1,394,915	5,620,618
	Najran Cement Co.	483,225	3,131,951
*	National Co., for Glass Manufacturing (The)	38,027	368,535
	National Commercial Bank	1,821,048	27,572,427
	National Gypsum	89,974	767,894
*	National Industrialization Co.	29,000	148,056
	Northern Region Cement Co.	476,926	2,245,875
	Riyad Bank	2,394,824	17,009,424
	Sahara International Petrochemical Co.	1,691,932	12,234,518
*	Saudi Arabian Mining Co.	1,130,587	17,207,717
	Saudi Basic Industries Corp.	1,269,292	41,832,114
	Saudi British Bank (The)	1,947,918	15,946,297
*	Saudi Ceramic Co.	116,578	1,552,833
*	Saudi Chemical Co., Holding	280,722	2,832,054
	Saudi Industrial Investment Group	663,836	6,258,874
	Saudi Investment Bank (The)	187,769	937,302
*	Saudi Kayan Petrochemical Co.	3,601,259	17,421,565
*	Saudi Printing & Packaging Co.	62,606	424,908
*	Saudi Re for Cooperative Reinsurance Co.	344,091	1,299,565
*	Seera Group Holding	1,081,648	5,739,444
*	Tabuk Cement Co.	289,936	1,549,965
	Yamama Cement Co.	902,506	8,017,093
	Yanbu Cement Co.	126,274	1,446,474
*	Zamil Industrial Investment Co.	99,534	700,253

TOTAL SAUDI ARABIA			329,664,916

SOUTH AFRICA — (3.8%)
*	Absa Group, Ltd.	2,844,858	23,986,709
	Adcock Ingram Holdings, Ltd.	38,356	114,199
*	Adcorp Holdings, Ltd.	4,997	2,178
	Advtech, Ltd.	99,684	94,784
#	AECI, Ltd.	1,332,033	9,335,585
	African Rainbow Minerals, Ltd.	563,604	10,520,567
#	Alexander Forbes Group Holdings, Ltd.	6,408,651	1,685,938

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Allied Electronics Corp., Ltd., Class A	134,145	$109,484
	Alviva Holdings, Ltd.	764,062	670,967
	AngloGold Ashanti, Ltd., Sponsored ADR	1,374,436	28,285,901
*	Aspen Pharmacare Holdings, Ltd.	1,633,440	18,177,727
#	Astral Foods, Ltd.	134,124	1,277,586
*	Barloworld, Ltd.	1,850,114	12,192,592
	Bidvest Group, Ltd. (The)	65,648	758,072
*	Blue Label Telecoms, Ltd.	3,385,695	1,003,876
# *	Brait P.L.C.	5,902,947	1,083,435
*	Caxton and CTP Publishers and Printers, Ltd.	1,326,787	726,866
*	DataTec, Ltd.	3,587,129	7,047,121
	Discovery, Ltd.	598,548	5,434,815
*	Distell Group Holdings, Ltd.	4,637	40,297
#	DRDGOLD, Ltd.	1,604,474	1,594,303
#	Exxaro Resources, Ltd.	1,381,355	14,488,746
	FirstRand, Ltd.	650,095	2,286,771
*	Foschini Group, Ltd. (The)	74,521	591,034
	Gold Fields, Ltd., Sponsored ADR	4,043,915	37,931,923
# *	Grindrod Shipping Holdings, Ltd.	67,963	551,527
*	Grindrod, Ltd.	3,393,318	1,104,616
	Harmony Gold Mining Co., Ltd.	1,224,659	5,519,439
	Hudaco Industries, Ltd.	160,964	1,219,633
#	Impala Platinum Holdings, Ltd.	3,928,399	73,406,214
	Imperial Logistics, Ltd.	1,357,846	4,439,073
	Investec, Ltd.	1,882,982	7,159,162
*	KAP Industrial Holdings, Ltd.	8,126,436	2,269,790
#	Lewis Group, Ltd.	976,931	2,062,527
*	Liberty Holdings, Ltd.	932,894	3,702,492
*	Life Healthcare Group Holdings, Ltd.	3,382,062	4,439,503
*	Long4Life, Ltd.	1,383,403	398,110
*	Massmart Holdings, Ltd.	44,183	163,715
*	Merafe Resources, Ltd.	8,378,305	368,938
	Metair Investments, Ltd.	1,265,662	1,984,876
	Momentum Metropolitan Holdings	7,375,225	9,823,556
#	Motus Holdings, Ltd.	291,023	1,823,927
	Mpact, Ltd.	1,999,286	3,090,734
# *	MTN Group, Ltd.	13,098,137	82,868,124
*	Murray & Roberts Holdings, Ltd.	5,919,733	4,105,314
	Nedbank Group, Ltd.	1,575,157	16,048,839
	Ninety One, Ltd.	941,491	3,125,244
	Oceana Group, Ltd.	118,408	565,671
#	Old Mutual, Ltd.	19,485,498	16,961,066
*	Omnia Holdings, Ltd.	1,462,108	5,138,991
*	Pepkor Holdings, Ltd.	123,303	136,908
*	PPC, Ltd.	10,395,993	2,137,552
	Raubex Group, Ltd.	1,638,737	2,982,732
	RCL Foods, Ltd.	159,113	95,515
	Reunert, Ltd.	1,185,796	3,981,322
	RFG Holdings, Ltd.	23,326	19,689
	Royal Bafokeng Platinum, Ltd.	589,877	4,465,339
	Sanlam, Ltd.	369,503	1,426,557
*	Sappi, Ltd.	4,659,434	15,687,390
*	Sasol, Ltd.	2,530,797	42,575,563
	Sibanye Stillwater, Ltd.	1,447,583	6,734,732
#	Standard Bank Group, Ltd.	7,546,977	61,377,373
# *	Steinhoff International Holdings NV	9,130,178	1,377,340
*	Super Group, Ltd.	3,318,023	6,442,047
#	Telkom SA SOC, Ltd.	2,508,182	6,792,286
	Tiger Brands, Ltd.	14,459	194,267

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Tongaat Hulett Pvt, Ltd.	577,494	$354,202
	Trencor, Ltd.	1,135,741	325,127
*	Tsogo Sun Gaming, Ltd.	1,822,767	816,028
*	Wilson Bayly Holmes-Ovcon, Ltd.	410,820	3,036,800

TOTAL SOUTH AFRICA			592,741,326

SOUTH KOREA — (14.6%)
	ABco Electronics Co., Ltd.	13,699	94,105
*	Able C&C Co., Ltd.	14,270	94,595
	Aekyung Petrochemical Co., Ltd.	98,645	1,262,806
	Ahn-Gook Pharmaceutical Co., Ltd.	14,137	164,972
	AJ Networks Co., Ltd.	69,115	345,254
*	Ajin Industrial Co., Ltd.	210,783	669,949
	AK Holdings, Inc.	32,485	903,337
*	Aprogen pharmaceuticals, Inc.	807,824	862,212
*	APS Holdings Corp.	17,473	188,567
#	Asia Cement Co., Ltd.	11,083	1,200,217
	ASIA Holdings Co., Ltd.	7,594	879,789
	Asia Paper Manufacturing Co., Ltd.	38,917	1,942,002
*	AUK Corp.	185,796	390,863
	Aurora World Corp.	19,282	184,971
	Austem Co., Ltd.	168,354	557,915
	Avaco Co., Ltd.	53,567	615,843
*	Barunson Entertainment & Arts Corp.	76,043	102,616
	BGF Co., Ltd.	246,024	1,525,127
	Binggrae Co., Ltd.	13,533	753,084
*	BioSmart Co., Ltd.	54,215	335,684
	Bixolon Co., Ltd.	27,536	135,068
*	Bluecom Co., Ltd.	75,757	487,010
	BNK Financial Group, Inc.	1,949,138	13,428,396
	Bookook Securities Co., Ltd.	24,729	562,262
	Busan City Gas Co., Ltd.	1,660	93,935
	BYC Co., Ltd.	752	244,367
#	Byucksan Corp.	266,300	1,047,203
# *	Capro Corp.	222,590	1,017,828
*	Charm Engineering Co., Ltd.	75,503	106,742
	Chinyang Holdings Corp.	83,349	225,050
	Chongkundang Holdings Corp.	7,584	734,218
	Chosun Refractories Co., Ltd.	10,767	868,716
	CJ CheilJedang Corp.	60,575	21,500,914
	CJ Corp.	118,752	10,165,892
	CJ ENM Co., Ltd.	12,345	1,592,768
*	CJ Freshway Corp.	15,745	338,305
*	CJ Logistics Corp.	16,185	2,489,059
*	Cloud Air Co., Ltd.	53,283	77,477
*	CODI-M Co., Ltd.	970,980	261,184
	Commax Co., Ltd.	10,107	55,558
*	Comtec Systems Co., Ltd.	202,973	240,670
	Cosmax BTI, Inc.	21,828	331,473
*	Cosmecca Korea Co., Ltd.	11,799	168,408
	Coweaver Co., Ltd.	16,593	135,981
	Crown Confectionery Co., Ltd.	11,579	146,554
	CROWNHAITAI Holdings Co., Ltd.	46,855	538,061
	Cuckoo Holdings Co., Ltd.	391	49,353
	D.I Corp.	168,200	1,181,494
	Dae Han Flour Mills Co., Ltd.	8,020	1,152,757
	Dae Hyun Co., Ltd.	206,405	474,345
	Dae Won Kang Up Co., Ltd.	269,186	1,022,644
# *	Daechang Co., Ltd.	318,178	702,191

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daechang Forging Co., Ltd.	25,625	$202,794
#	Daedong Corp.	147,491	1,413,784
	Daeduck Co., Ltd.	146,390	943,792
	Daeduck Electronics Co., Ltd.	228,327	3,120,730
	Daehan Steel Co., Ltd.	96,113	1,821,660
	Daekyo Co., Ltd.	112,357	439,591
	Daelim B&Co Co., Ltd.	7,997	53,309
	Daesang Corp.	181,773	4,216,944
	Daesang Holdings Co., Ltd.	96,447	969,789
	Daesung Holdings Co., Ltd.	6,306	184,929
	Daewon Pharmaceutical Co., Ltd.	23,968	362,146
	Daewon San Up Co., Ltd.	61,406	451,759
*	Daewoo Engineering & Construction Co., Ltd.	1,396,342	9,235,427
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	319,791	10,514,373
*	Dahaam E-Tec Co., Ltd.	3,535	104,873
	Daihan Pharmaceutical Co., Ltd.	12,017	443,967
	Daishin Securities Co., Ltd.	211,747	3,684,425
	Daou Data Corp.	120,666	1,448,467
	Daou Technology, Inc.	202,137	4,816,944
*	Dayou Automotive Seat Technology Co., Ltd.	54,169	60,541
*	Dayou Plus Co., Ltd.	74,885	78,470
	DB Financial Investment Co., Ltd.	238,039	1,516,294
	DB Insurance Co., Ltd.	299,711	13,168,738
*	DB, Inc.	197,479	164,766
#	Deutsch Motors, Inc.	67,324	467,773
*	Development Advance Solution Co., Ltd.	66,748	311,446
	DGB Financial Group, Inc.	1,240,485	9,868,457
	DHP Korea Co., Ltd.	21,387	157,576
	DI Dong Il Corp.	11,486	1,871,437
	Display Tech Co., Ltd.	34,003	147,942
	DL Construction Co., Ltd.	6,643	211,475
*	DL E&C Co., Ltd.	119,160	14,167,284
	DL Holdings Co., Ltd.	95,046	8,053,586
	DMS Co., Ltd.	58,689	450,232
	Dong A Eltek Co., Ltd.	56,354	523,501
	Dong-A Socio Holdings Co., Ltd.	5,046	559,546
	Dong-A ST Co., Ltd.	9,293	699,292
	Dong-Ah Geological Engineering Co., Ltd.	30,571	499,913
#	Dongbu Corp.	36,803	422,949
#	Dongil Industries Co., Ltd.	7,071	572,017
	Dongkuk Industries Co., Ltd.	273,926	1,019,434
	Dongkuk Steel Mill Co., Ltd.	464,558	9,950,362
	Dongkuk Structures & Construction Co., Ltd.	105,011	568,168
	Dongsung Chemical Co., Ltd.	159,407	905,855
	Dongwha Pharm Co., Ltd.	62,691	864,743
	Dongwon Development Co., Ltd.	358,414	2,068,146
	Dongwon F&B Co., Ltd.	2,928	534,434
	Dongwon Industries Co., Ltd.	10,628	2,576,696
*	Dongwoo Farm To Table Co., Ltd.	14,971	46,443
#	Dongyang E&P, Inc.	40,823	681,602
*	Doosan Bobcat, Inc.	274,837	11,238,655
	Doosan Co., Ltd.	52,003	2,949,412
*	Doosan Fuel Cell Co., Ltd.	161,306	6,499,928
# *	Doosan Infracore Co., Ltd.	1,484,739	14,381,771
	DoubleUGames Co., Ltd.	21,578	1,232,343
	DRB Holding Co., Ltd.	32,057	202,491
	DTR Automotive Corp.	31,481	911,397
*	Duksan Hi-Metal Co., Ltd.	12,725	158,251
	DY Corp.	127,648	649,656

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DY POWER Corp.	23,114	$404,372
#	Eagon Industrial, Ltd.	54,655	694,362
#	Easy Holdings Co., Ltd.	363,366	1,612,053
*	EcoBio Holdings Co., Ltd.	3,536	26,323
	Elentec Co., Ltd.	30,857	213,159
	e-LITECOM Co., Ltd.	12,362	133,817
	E-MART, Inc.	88,741	13,337,625
	Estechpharma Co., Ltd.	22,481	232,823
	Eugene Corp.	418,909	2,184,266
	Eugene Investment & Securities Co., Ltd.	518,980	2,164,637
	Eusu Holdings Co., Ltd.	64,565	486,371
*	E-World	82,123	259,013
	Farmsco	43,103	320,558
	FarmStory Co., Ltd.	309,980	625,747
	Fursys, Inc.	24,609	1,005,293
*	Gamevil, Inc.	6,542	248,584
	Gaon Cable Co., Ltd.	16,162	431,440
*	Gemvaxlink Co., Ltd.	117,017	166,802
	Geumhwa PSC Co., Ltd.	490	14,371
*	GMB Korea Corp.	77,877	521,720
# *	GNCO Co., Ltd.	157,201	128,163
#	Golfzon Newdin Holdings Co., Ltd.	163,326	1,085,136
	GS Engineering & Construction Corp.	449,832	17,791,160
*	GS Global Corp.	381,342	969,472
	GS Holdings Corp.	392,098	15,118,497
	GS Home Shopping, Inc.	6,576	876,879
	Gwangju Shinsegae Co., Ltd.	4,881	756,248
	Haesung Industrial Co., Ltd.	18,199	237,523
	Haitai Confectionery & Foods Co., Ltd.	12,558	109,031
	Halla Corp.	179,941	959,960
	Halla Holdings Corp.	61,703	2,254,729
	Hana Financial Group, Inc.	1,766,259	72,397,848
	Hana Pharm Co., Ltd.	14,602	303,048
*	Hancom MDS, Inc.	10,578	150,227
*	Hancom, Inc.	51,338	846,109
	Handok, Inc.	12,921	335,482
	Handsome Co., Ltd.	108,108	4,207,897
	Hanil Holdings Co., Ltd.	76,457	933,843
	Hanjin Transportation Co., Ltd.	67,273	2,380,170
	Hankook Tire & Technology Co., Ltd.	521,472	22,501,080
	HanmiGlobal Co., Ltd.	3,947	42,082
	Hanshin Construction	66,105	1,587,687
	Hansol Holdings Co., Ltd.	228,044	919,720
# *	Hansol HomeDeco Co., Ltd.	575,424	1,048,886
	Hansol Paper Co., Ltd.	130,503	1,825,417
*	Hansol Technics Co., Ltd.	219,501	1,956,168
	Hanwha Aerospace Co., Ltd.	274,371	9,476,922
	Hanwha Corp.	255,283	7,032,309
*	Hanwha General Insurance Co., Ltd.	487,054	2,087,812
*	Hanwha Investment & Securities Co., Ltd.	888,771	4,149,935
	Hanwha Life Insurance Co., Ltd.	1,941,705	6,105,278
*	Hanwha Solutions Corp.	487,471	20,007,967
	Hanyang Eng Co., Ltd.	93,355	1,514,386
	Hanyang Securities Co., Ltd.	65,495	836,263
*	Harim Co., Ltd.	120,041	344,151
#	Harim Holdings Co., Ltd.	271,764	2,297,612
	HDC Hyundai Engineering Plastics Co., Ltd.	97,116	516,105
*	Heung-A Shipping Co., Ltd.	702,313	30,543
*	Heungkuk Fire & Marine Insurance Co., Ltd.	152,112	612,076

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	High Tech Pharm Co., Ltd.	8,554	$137,140
	Hitejinro Holdings Co., Ltd.	56,052	803,151
#	Huchems Fine Chemical Corp.	76,301	1,484,652
*	Humax Co., Ltd.	111,012	448,974
# *	Huneed Technologies	54,858	414,310
#	Huons Global Co., Ltd.	14,883	990,862
#	Huvis Corp.	132,039	1,248,617
	Huvitz Co., Ltd.	10,898	87,518
	Hwa Shin Co., Ltd.	163,309	711,052
	Hwacheon Machine Tool Co., Ltd.	8,128	284,027
	Hwangkum Steel & Technology Co., Ltd.	70,956	613,159
	Hwaseung Corp Co., Ltd.	223,914	423,582
*	Hwaseung R&A Co., Ltd.	84,972	488,128
	HwaSung Industrial Co., Ltd.	71,686	842,851
	Hy-Lok Corp.	63,907	1,095,944
	Hyosung Corp.	57,103	5,090,474
	Hyundai BNG Steel Co., Ltd.	73,147	1,716,528
*	Hyundai Construction Equipment Co., Ltd.	80,573	4,025,629
	Hyundai Corp Holdings, Inc.	48,859	655,025
	Hyundai Corp.	70,563	1,358,787
	Hyundai Department Store Co., Ltd.	91,177	7,582,174
*	Hyundai Electric & Energy System Co., Ltd.	30,010	590,819
	Hyundai Engineering & Construction Co., Ltd.	330,724	14,941,521
	Hyundai Futurenet Co., Ltd.	330,640	1,345,820
	Hyundai Glovis Co., Ltd.	15,780	2,713,996
	Hyundai Greenfood Co., Ltd.	336,828	2,939,824
	Hyundai Heavy Industries Holdings Co., Ltd.	196,120	12,375,521
	Hyundai Home Shopping Network Corp.	46,672	3,300,456
	Hyundai Livart Furniture Co., Ltd.	102,652	1,651,084
	Hyundai Marine & Fire Insurance Co., Ltd.	547,152	11,945,382
*	Hyundai Mipo Dockyard Co., Ltd.	124,354	9,546,551
	Hyundai Mobis Co., Ltd.	228,719	55,356,372
	Hyundai Motor Co.	554,470	105,433,475
	Hyundai Motor Securities Co., Ltd.	128,936	1,634,655
	Hyundai Steel Co.	365,914	18,188,985
	Hyundai Wia Corp.	101,076	6,306,932
	ICD Co., Ltd.	19,844	280,996
	IDIS Holdings Co., Ltd.	33,174	395,948
*	Il Dong Pharmaceutical Co., Ltd.	25,066	347,938
	Iljin Electric Co., Ltd.	91,487	344,177
	Iljin Holdings Co., Ltd.	91,947	456,349
#	Ilshin Spinning Co., Ltd.	10,433	947,290
#	Ilsung Pharmaceuticals Co., Ltd.	6,673	505,798
	iMarketKorea, Inc.	104,969	1,149,657
	Industrial Bank of Korea	1,529,236	13,309,917
	INITECH Co., Ltd.	31,597	157,589
*	INNO Instrument, Inc.	52,863	110,668
	Innocean Worldwide, Inc.	14,776	795,591
*	Interflex Co., Ltd.	32,089	345,289
	Interpark Corp.	329,541	1,356,533
	INTOPS Co., Ltd.	96,347	2,616,190
	INZI Display Co., Ltd.	114,878	356,697
*	Iones Co., Ltd.	106,156	779,906
	IS Dongseo Co., Ltd.	62,443	3,740,982
	i-SENS, Inc.	12,200	311,050
	ISU Chemical Co., Ltd.	128,908	1,560,578
	It’s Hanbul Co., Ltd.	13,449	311,898
*	Jaeyoung Solutec Co., Ltd.	63,539	55,132
*	Jahwa Electronics Co., Ltd.	90,600	1,634,313

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JB Financial Group Co., Ltd.	991,971	$6,508,137
	JC Hyun System, Inc.	42,385	310,859
# *	JNTC Co., Ltd.	45,564	410,071
	Kangnam Jevisco Co., Ltd.	21,308	566,296
*	Kangwon Land, Inc.	73,734	1,669,745
	KAON Media Co., Ltd.	61,724	690,888
#	KB Financial Group, Inc., ADR	2,684,385	131,320,114
	KC Co., Ltd.	49,186	1,268,735
	KC Green Holdings Co., Ltd.	88,975	362,476
	KC Tech Co., Ltd.	3,066	82,407
	KCC Corp.	32,869	9,221,313
	KCC Engineering & Construction Co., Ltd.	57,788	560,247
	KCC Glass Corp.	81,947	4,374,847
*	KEC Corp.	282,203	557,815
#	KG Eco Technology Service Co., Ltd.	104,309	626,722
#	Kginicis Co., Ltd.	27,454	492,609
	KGMobilians Co., Ltd.	28,155	273,266
*	KH Electron Co., Ltd.	179,620	189,930
	Kia Corp.	939,529	65,167,958
	KISCO Corp.	130,771	1,385,217
	KISCO Holdings Co., Ltd.	61,081	1,081,156
	KISWIRE, Ltd.	65,649	1,601,831
#	KIWOOM Securities Co., Ltd.	95,942	11,360,068
*	KMH Hitech Co., Ltd.	81,334	143,765
	Kolmar Korea Holdings Co., Ltd.	23,656	620,912
	Kolon Corp.	53,039	1,509,614
	Kolon Global Corp.	41,349	895,582
	Kolon Industries, Inc.	144,153	7,800,066
	Komelon Corp.	29,152	339,210
#	Korea Alcohol Industrial Co., Ltd.	117,772	1,548,723
	Korea Arlico Pharm Co., Ltd.	16,522	180,045
	Korea Asset In Trust Co., Ltd.	256,587	1,067,633
# *	Korea Circuit Co., Ltd.	101,996	1,166,101
	Korea Electric Terminal Co., Ltd.	40,747	2,713,247
	Korea Electronic Power Industrial Development Co., Ltd.	74,681	337,399
	Korea Export Packaging Industrial Co., Ltd.	1,813	40,364
	Korea Flange Co., Ltd.	159,881	434,914
	Korea Industrial Co., Ltd.	40,619	167,625
	Korea Investment Holdings Co., Ltd.	249,251	25,021,805
*	Korea Line Corp.	922,683	2,921,828
	Korea Petrochemical Ind Co., Ltd.	27,133	7,631,021
	Korea Real Estate Investment & Trust Co., Ltd.	1,190,727	2,473,542
# *	Korea Shipbuilding & Offshore Engineering Co., Ltd.	162,355	22,290,615
	Korea Zinc Co., Ltd.	4,684	1,873,676
*	Korean Air Lines Co., Ltd.	1,039,493	25,022,135
	Korean Drug Co., Ltd.	15,186	148,966
	Korean Reinsurance Co.	614,790	5,064,090
	Kortek Corp.	59,964	583,895
	KPX Chemical Co., Ltd.	16,521	1,049,477
	KSS LINE, Ltd.	124,956	1,395,145
	KT Skylife Co., Ltd.	186,670	1,485,353
	KT&G Corp.	171,744	12,709,042
#	KTB Investment & Securities Co., Ltd.	342,340	1,784,184
	KTCS Corp.	206,255	533,417
	Ktis Corp.	206,085	529,117
	Kukdo Chemical Co., Ltd.	17,860	1,448,104
	Kukdong Corp.	102,291	352,065
	Kukdong Oil & Chemicals Co., Ltd.	26,930	128,977
*	Kumho Tire Co., Inc.	735,271	2,653,588

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KUMHOE&C Co., Ltd.	2,178	$19,636
	Kumkang Kind Co., Ltd.	96,105	547,160
	Kwang Dong Pharmaceutical Co., Ltd.	56,177	450,371
#	Kyeryong Construction Industrial Co., Ltd.	52,424	1,613,154
	Kyobo Securities Co., Ltd.	133,181	1,004,714
#	Kyungbang Co., Ltd.	72,802	858,790
	Kyungdong Pharm Co., Ltd.	29,573	274,544
#	Leadcorp, Inc. (The)	104,366	836,029
	LF Corp.	158,649	2,581,676
	LG Corp.	347,696	39,541,101
# *	LG Display Co., Ltd., ADR	3,600,595	38,814,414
	LG Electronics, Inc.	571,652	80,312,587
	LG Hausys, Ltd.	55,694	4,539,911
	LG HelloVision Co., Ltd.	219,806	1,051,191
	LG International Corp.	219,911	6,072,520
	LG Uplus Corp.	1,563,860	18,527,400
	LIG Nex1 Co., Ltd.	2,945	104,594
	LMS Co., Ltd.	30,866	294,429
	Lotte Chemical Corp.	62,647	17,007,102
#	Lotte Chilsung Beverage Co., Ltd.	21,352	2,683,440
	Lotte Confectionery Co., Ltd.	538	65,585
#	Lotte Corp.	124,457	4,084,486
*	Lotte Data Communication Co.	7,098	242,423
	LOTTE Fine Chemical Co., Ltd.	147,947	8,996,129
	Lotte Food Co., Ltd.	1,976	694,900
	LOTTE Himart Co., Ltd.	80,919	2,816,869
# *	Lotte Non-Life Insurance Co., Ltd.	475,815	797,800
	Lotte Shopping Co., Ltd.	47,848	5,318,386
	LS Corp.	109,499	7,168,767
*	Lumens Co., Ltd.	322,961	400,658
*	LVMC Holdings	274,553	905,491
#	Maeil Dairies Co., Ltd.	6,841	458,643
	Maeil Holdings Co., Ltd.	11,288	101,394
	MAKUS, Inc.	19,446	103,267
*	Mando Corp.	36,252	1,892,782
#	MegaStudy Co., Ltd.	51,341	620,262
	Meritz Financial Group, Inc.	264,615	4,250,965
	Meritz Fire & Marine Insurance Co., Ltd.	62,765	1,125,081
#	Meritz Securities Co., Ltd.	1,882,325	8,161,118
	Mi Chang Oil Industrial Co., Ltd.	5,197	379,677
	Mirae Asset Life Insurance Co., Ltd.	528,385	1,907,419
	Mirae Asset Securities Co., Ltd.	2,121,428	19,005,293
	MK Electron Co., Ltd.	118,182	1,208,778
*	MNTech Co., Ltd.	121,454	502,515
*	Mobase Co., Ltd.	21,024	93,847
	Moorim P&P Co., Ltd.	188,882	900,916
	Moorim Paper Co., Ltd.	183,442	468,285
#	Motonic Corp.	74,492	852,908
	Muhak Co., Ltd.	77,436	565,091
	Nam Hwa Construction Co., Ltd.	23,163	228,289
	Namyang Dairy Products Co., Ltd.	2,206	639,103
*	Neowiz	38,061	808,172
# *	Neowiz Holdings Corp.	34,913	1,083,267
	Nexen Corp.	171,859	766,564
	Nexen Tire Corp.	307,891	2,418,952
	NH Investment & Securities Co., Ltd.	653,039	7,519,742
*	NHN Corp.	70,470	4,611,385
	NICE Holdings Co., Ltd.	15,181	263,120
	Nice Information & Telecommunication, Inc.	6,789	191,971

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Shim Holdings Co., Ltd.	14,936	$1,059,340
	Nong Woo Bio Co., Ltd.	21,556	251,050
	NongShim Co., Ltd.	18,600	4,759,625
	NOROO Paint & Coatings Co., Ltd.	66,016	811,863
	NPC	116,690	462,033
	NS Shopping Co., Ltd.	74,291	836,073
*	OCI Co., Ltd.	78,790	8,778,071
	Opto Device Technology Co., Ltd.	52,020	347,484
#	Orion Holdings Corp.	191,331	3,021,159
*	Osung Advanced Materials Co., Ltd.	167,534	597,960
#	Ottogi Corp.	1,699	846,978
#	Paik Kwang Industrial Co., Ltd.	250,824	1,143,770
	Pan Ocean Co., Ltd.	1,801,521	11,823,602
	Pang Rim Co., Ltd.	14,177	35,612
*	Pan-Pacific Co., Ltd.	113,324	287,597
*	Paradise Co., Ltd.	10,185	163,998
	Partron Co., Ltd.	59,561	567,482
	PJ Electronics Co., Ltd.	10,236	75,391
	Poongsan Corp.	139,856	4,700,599
#	Poongsan Holdings Corp.	42,578	1,081,082
	POSCO, Sponsored ADR	942,921	76,763,198
	POSCO	109,618	35,824,767
	Posco International Corp.	381,033	7,162,146
*	Power Logics Co., Ltd.	92,739	680,133
	Pulmuone Co., Ltd.	28,387	440,050
#	Pyeong Hwa Automotive Co., Ltd.	70,883	626,222
	Rayence Co., Ltd.	15,304	181,827
	Reyon Pharmaceutical Co., Ltd.	3,820	69,513
	Sajo Industries Co., Ltd.	15,401	655,015
	Sajodaerim Corp.	8,739	146,750
*	Sajodongaone Co., Ltd.	161,899	193,046
#	Sam Young Electronics Co., Ltd.	81,356	896,591
	Sambo Corrugated Board Co., Ltd.	31,268	447,076
*	Sambo Motors Co., Ltd.	87,759	554,289
	Samho Development Co., Ltd.	138,011	645,702
	SAMHWA Paints Industrial Co., Ltd.	68,665	807,425
	Samick Musical Instruments Co., Ltd.	428,885	668,944
	Samji Electronics Co., Ltd.	13,939	171,919
#	Samjin LND Co., Ltd.	82,899	280,498
	Samjin Pharmaceutical Co., Ltd.	13,332	324,240
*	Samkee Corp.	104,071	414,718
*	Sammok S-Form Co., Ltd.	51,574	686,705
#	SAMPYO Cement Co., Ltd.	275,308	1,333,726
	Samsung C&T Corp.	310,027	37,728,593
	Samsung Card Co., Ltd.	156,180	4,953,988
	Samsung Electronics Co., Ltd.	2,005,123	146,144,350
	Samsung Electronics Co., Ltd., GDR	1,486	2,706,006
	Samsung Fire & Marine Insurance Co., Ltd.	120,085	21,333,931
# *	Samsung Heavy Industries Co., Ltd.	2,045,851	13,729,861
	Samsung Life Insurance Co., Ltd.	274,394	20,094,588
	Samsung Securities Co., Ltd.	310,841	11,877,820
	SAMT Co., Ltd.	443,665	1,164,161
#	Samyang Corp.	27,414	1,442,603
	Samyang Holdings Corp.	27,011	3,390,672
	Samyang Tongsang Co., Ltd.	9,558	709,028
# *	Sangsangin Co., Ltd.	73,576	448,573
	SAVEZONE I&C Corp.	83,806	301,684
*	SBS Media Holdings Co., Ltd.	197,081	457,923
	Seah Besteel Corp.	100,507	2,352,217

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Holdings Corp.	5,140	$461,067
	SeAH Steel Corp.	9,431	992,288
	SeAH Steel Holdings Corp.	10,312	683,462
	Sebang Co., Ltd.	94,422	1,289,177
	Sebang Global Battery Co., Ltd.	51,361	3,974,180
	Sejong Industrial Co., Ltd.	132,978	1,028,337
*	Sekonix Co., Ltd.	67,746	392,218
	Sempio Co.	1,814	83,902
	S-Energy Co., Ltd.	54,091	292,100
	Seohan Co., Ltd.	611,698	949,668
#	Seoul Semiconductor Co., Ltd.	79,480	1,337,691
*	Seowon Co., Ltd.	103,160	247,027
	SEOWONINTECH Co., Ltd.	6,241	43,327
	Seoyon Co., Ltd.	102,980	1,771,148
	Seoyon E-Hwa Co., Ltd.	96,241	763,426
*	Sewon E&C Co., Ltd.	193,374	304,955
	Sewon Precision Industry Co., Ltd.	1,457	1,987
	SGC e Tec E&C Co., Ltd.	9,133	510,214
#	Shindaeyang Paper Co., Ltd.	15,626	1,118,584
	Shinhan Financial Group Co., Ltd.	1,405,401	50,503,765
#	Shinhan Financial Group Co., Ltd., ADR	1,278,298	45,686,370
#	Shinsegae Engineering & Construction Co., Ltd.	18,197	742,985
	Shinsegae Food Co., Ltd.	2,444	177,572
	Shinsegae Information & Communication Co., Ltd.	664	112,139
	Shinsegae, Inc.	43,289	11,804,621
# *	Shinsung Tongsang Co., Ltd.	172,621	271,404
	Shinwha Intertek Corp.	35,678	111,791
	Shinyoung Securities Co., Ltd.	31,962	1,787,680
*	Signetics Corp.	454,177	560,619
	Silla Co., Ltd.	43,719	454,967
#	SIMPAC, Inc.	167,099	703,025
*	Sindoh Co., Ltd.	34,979	1,005,776
	Sinil Pharm Co., Ltd.	29,393	402,461
#	SK Discovery Co., Ltd.	78,692	4,074,966
	SK Gas, Ltd.	2,380	214,753
	SK Holdings Co., Ltd.	42,795	10,576,336
	SK Hynix, Inc.	682,641	77,876,554
*	SK Innovation Co., Ltd.	135,206	32,702,810
	SK Networks Co., Ltd.	1,281,153	6,084,735
*	SK Rent A Car Co., Ltd.	11,382	117,401
	SK Securities Co., Ltd.	2,112,180	1,941,104
	SL Corp.	116,004	2,360,391
# *	SM Entertainment Co., Ltd.	67,288	1,821,767
*	S-MAC Co., Ltd.	717,329	999,947
	SNT Dynamics Co., Ltd.	87,743	641,851
	SNT Holdings Co., Ltd.	48,627	798,333
	SNT Motiv Co., Ltd.	76,690	4,208,191
*	SNU Precision Co., Ltd.	34,211	130,512
*	S-Oil Corp.	103,427	8,032,803
	Solus Advanced Materials Co., Ltd.	154,223	6,959,462
	Songwon Industrial Co., Ltd.	41,113	775,167
*	Soulbrain Holdings Co., Ltd.	14,138	531,115
	Spigen Korea Co., Ltd.	6,891	384,140
# *	Ssangyong Motor Co.	336,500	628,470
	Suheung Co., Ltd.	10,944	525,869
#	Sun Kwang Co., Ltd.	33,045	1,110,204
*	SundayToz Corp.	5,483	114,473
#	Sung Kwang Bend Co., Ltd.	140,780	1,338,748
*	Sungchang Enterprise Holdings, Ltd.	293,641	760,974

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sungdo Engineering & Construction Co., Ltd.	96,071	$547,097
#	Sungshin Cement Co., Ltd.	153,843	1,436,603
	Sungwoo Hitech Co., Ltd.	386,003	1,957,694
	Sunjin Co., Ltd.	38,036	673,004
*	Suprema HQ, Inc.	8,097	72,073
*	Suprema, Inc.	8,124	194,557
	Tae Kyung Industrial Co., Ltd.	79,237	491,858
	Taekwang Industrial Co., Ltd.	2,138	2,000,943
*	Taewoong Co., Ltd.	82,505	927,147
	Taeyoung Engineering & Construction Co., Ltd.	182,733	2,132,667
*	Theragen Etex Co., Ltd.	62,682	496,349
*	Thinkware Systems Corp.	45,754	635,474
*	TK Chemical Corp.	360,160	2,139,189
#	TK Corp.	118,108	1,160,392
	Tongyang Life Insurance Co., Ltd.	349,833	1,495,345
#	Tongyang, Inc.	315,577	393,131
*	Top Engineering Co., Ltd.	101,972	835,233
	Toptec Co., Ltd.	75,745	826,018
*	Tovis Co., Ltd.	96,067	674,368
#	TS Corp.	354,157	1,133,607
*	TY Holdings Co., Ltd.	192,133	4,656,133
*	Ubivelox, Inc.	1,557	16,661
*	UIL Co., Ltd.	74,875	269,941
	Uju Electronics Co., Ltd.	14,001	347,499
	Unid Co., Ltd.	44,621	3,433,367
	Uniquest Corp.	22,196	210,433
	Unitrontech Co., Ltd.	29,086	186,379
	Value Added Technology Co., Ltd.	5,538	151,145
	Viatron Technologies, Inc.	18,763	202,955
	Visang Education, Inc.	48,747	350,972
*	Vivien Corp.	40,760	125,503
*	W Holding Co., Ltd.	746,677	216,146
	Whanin Pharmaceutical Co., Ltd.	25,965	487,480
*	WillBes & Co. (The)	462,170	907,829
	Wins Co., Ltd.	21,097	317,202
	WiSoL Co., Ltd.	65,707	752,839
*	Wonik Holdings Co., Ltd.	296,704	1,775,359
#	Wonik Materials Co., Ltd.	12,961	441,971
	Woojin, Inc.	19,897	91,856
	Woongjin Thinkbig Co., Ltd.	66,784	241,203
	Woori Financial Capital Co., Ltd.	16,001	170,998
	Woori Financial Group, Inc.	3,113,829	29,929,622
#	Woorison F&G Co., Ltd.	126,099	270,693
#	WooSung Feed Co., Ltd.	15,368	512,853
	Y G-1 Co., Ltd.	118,166	985,590
	YAS Co., Ltd.	5,678	89,745
	Yoosung Enterprise Co., Ltd.	128,821	393,917
	Young Poong Corp.	3,351	2,042,533
	Young Poong Precision Corp.	70,385	626,421
	Youngone Corp.	123,827	4,870,892
	Youngone Holdings Co., Ltd.	26,091	1,115,409
	Yuanta Securities Korea Co., Ltd.	724,260	2,821,531
	YuHwa Securities Co., Ltd.	130,435	309,862
	Zeus Co., Ltd.	57,364	1,419,955

TOTAL SOUTH KOREA			2,276,565,067

TAIWAN — (17.1%)
	Ability Enterprise Co., Ltd.	1,493,330	988,749
#	AcBel Polytech, Inc.	603,000	634,222

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Acer, Inc.	14,714,109	$17,983,495
#	ACES Electronic Co., Ltd.	884,000	1,413,408
# *	Acon Holding, Inc.	1,521,000	681,895
	Acter Group Corp., Ltd.	5,000	35,720
	Advanced International Multitech Co., Ltd.	458,000	1,377,387
# *	Advanced Optoelectronic Technology, Inc.	500,000	623,812
	AEON Motor Co., Ltd.	52,000	87,321
	Aerospace Industrial Development Corp.	296,000	318,054
# *	AGV Products Corp.	2,653,211	1,232,858
	Airmate Cayman International Co., Ltd.	48,618	48,287
#	Allis Electric Co., Ltd.	1,257,580	1,202,705
#	Alpha Networks, Inc.	1,958,086	2,453,989
#	Altek Corp.	1,407,365	2,119,848
*	Ambassador Hotel (The)	1,615,000	1,692,296
#	AMPOC Far-East Co., Ltd.	701,000	1,009,799
# *	AmTRAN Technology Co., Ltd.	5,017,956	3,576,833
#	Apacer Technology, Inc.	578,210	1,160,962
#	APCB, Inc.	955,000	756,401
	Apex Biotechnology Corp.	37,000	34,120
#	Apex International Co., Ltd.	888,263	2,116,333
	Apex Medical Corp.	24,000	27,150
	Apex Science & Engineering	92,536	48,578
	Ardentec Corp.	2,956,058	4,968,238
	ASE Technology Holding Co., Ltd.	1,662,000	6,945,061
#	Asia Cement Corp.	15,236,589	27,103,303
#	Asia Electronic Material Co., Ltd.	92,000	83,534
*	Asia Pacific Telecom Co., Ltd.	5,141,204	1,847,376
# *	Asia Plastic Recycling Holding, Ltd.	1,511,942	482,707
#	Asia Polymer Corp.	2,891,971	3,621,309
	Asia Tech Image, Inc.	62,000	127,530
#	Asia Vital Components Co., Ltd.	2,121,984	5,373,249
#	Asustek Computer, Inc.	3,800,000	50,895,827
# *	AU Optronics Corp., Sponsored ADR	3,887,815	45,215,288
# *	AU Optronics Corp.	952,812	1,115,411
#	Audix Corp.	516,332	1,015,419
	AVY Precision Technology, Inc.	977,364	1,099,266
	Bank of Kaohsiung Co., Ltd.	3,467,207	1,467,001
#	Basso Industry Corp.	173,000	308,353
#	BES Engineering Corp.	9,469,443	3,654,245
#	Bin Chuan Enterprise Co., Ltd.	226,000	267,348
# *	Biostar Microtech International Corp.	1,294,055	1,420,193
#	Bright Led Electronics Corp.	641,000	484,738
#	Browave Corp.	112,000	214,032
*	Cameo Communications, Inc.	1,134,712	583,892
#	Capital Securities Corp.	11,921,158	8,211,786
#	Career Technology MFG. Co., Ltd.	874,085	1,083,285
#	Carnival Industrial Corp.	806,007	425,509
	Catcher Technology Co., Ltd.	4,898,000	34,563,903
#	Cathay Chemical Works	372,000	314,143
	Cathay Financial Holding Co., Ltd.	42,531,459	79,399,198
	Cathay Real Estate Development Co., Ltd.	3,927,694	3,008,203
	Cayman Engley Industrial Co., Ltd.	24,000	97,992
#	Celxpert Energy Corp.	419,000	789,727
#	Central Reinsurance Co., Ltd.	941,366	813,611
# *	Chain Chon Industrial Co., Ltd.	614,000	448,251
#	ChainQui Construction Development Co., Ltd.	664,393	527,548
# *	Champion Building Materials Co., Ltd.	1,701,828	972,854
#	Chang Hwa Commercial Bank, Ltd.	33,989,220	21,737,466
#	Channel Well Technology Co., Ltd.	457,000	977,195

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Charoen Pokphand Enterprise	96,000	$273,297
#	CHC Healthcare Group	767,000	1,061,257
	CHC Resources Corp.	17,000	29,478
#	Chen Full International Co., Ltd.	266,000	402,371
#	Cheng Loong Corp.	5,638,659	9,006,335
# *	Cheng Mei Materials Technology Corp.	2,484,000	1,255,535
	Cheng Shin Rubber Industry Co., Ltd.	288,000	555,466
	Cheng Uei Precision Industry Co., Ltd.	2,992,635	4,940,218
#	Chenming Electronic Technology Corp.	455,000	256,024
	Chia Chang Co., Ltd.	784,000	1,302,926
#	Chia Hsin Cement Corp.	3,022,191	2,809,569
	Chian Hsing Forging Industrial Co., Ltd.	41,000	73,243
#	Chien Kuo Construction Co., Ltd.	1,007,797	537,301
#	Chilisin Electronics Corp.	1,650,000	6,514,188
*	China Airlines, Ltd.	19,415,353	14,713,809
	China Bills Finance Corp.	3,514,000	2,081,951
	China Chemical & Pharmaceutical Co., Ltd.	1,579,264	1,371,647
	China Development Financial Holding Corp.	54,838,734	25,545,234
#	China Electric Manufacturing Corp.	1,555,432	788,405
#	China General Plastics Corp.	1,364,367	2,134,845
#	China Glaze Co., Ltd.	873,799	555,659
	China Life Insurance Co., Ltd.	6,446,479	6,104,574
# *	China Man-Made Fiber Corp.	8,466,899	3,895,401
	China Metal Products	1,997,969	2,750,949
*	China Motor Corp.	1,497,099	3,834,668
#	China Petrochemical Development Corp.	22,499,466	12,756,091
	China Steel Corp.	46,635,320	65,266,569
#	China Steel Structure Co., Ltd.	677,219	1,176,287
#	China Wire & Cable Co., Ltd.	508,600	651,076
#	Chinese Maritime Transport, Ltd.	618,270	1,191,013
	Ching Feng Home Fashions Co., Ltd.	41,000	37,254
#	Chin-Poon Industrial Co., Ltd.	2,749,815	3,570,340
#	Chipbond Technology Corp.	1,912,000	5,276,159
	ChipMOS Techinologies, Inc.	3,917,085	6,623,173
#	ChipMOS Technologies, Inc., ADR	34,184	1,163,957
	Chong Hong Construction Co., Ltd.	47,000	139,405
#	Chun YU Works & Co., Ltd.	1,180,000	1,399,771
#	Chun Yuan Steel Industry Co., Ltd.	3,072,287	2,715,295
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,519,250	4,790,203
*	Chung Hung Steel Corp.	5,311,000	8,047,883
# *	Chung Hwa Pulp Corp.	2,887,353	2,692,713
	Chung Shing Textile Co., Ltd.	600	0
	Chyang Sheng Dyeing & Finishing Co., Ltd.	167,000	85,481
	Clevo Co.	1,257,000	1,461,001
#	CMC Magnetics Corp.	5,750,638	2,497,158
	CoAsia Electronics Corp.	305,792	164,795
#	Collins Co., Ltd.	792,224	473,580
#	Compal Electronics, Inc.	29,994,332	26,733,698
#	Compeq Manufacturing Co., Ltd.	6,781,000	10,488,600
	Compucase Enterprise	57,000	96,887
#	Concord Securities Co., Ltd.	2,085,489	1,417,612
	Concraft Holding Co., Ltd.	30,000	70,683
#	Continental Holdings Corp.	2,333,540	2,406,458
#	Contrel Technology Co., Ltd.	881,000	600,426
	Coretronic Corp.	2,495,800	5,473,538
# *	Coxon Precise Industrial Co., Ltd.	693,000	460,656
#	Creative Sensor, Inc.	529,000	470,456
	CTBC Financial Holding Co., Ltd.	110,207,073	89,691,095
	CTCI Corp.	142,000	200,477

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	CviLux Corp.	101,000	$165,350
#	CyberTAN Technology, Inc.	799,000	578,979
#	DA CIN Construction Co., Ltd.	2,057,579	2,702,196
	Darfon Electronics Corp.	240,000	437,732
*	Darwin Precisions Corp.	2,660,635	1,618,340
	De Licacy Industrial Co., Ltd.	98,000	63,619
#	Delpha Construction Co., Ltd.	734,576	381,498
	Depo Auto Parts Ind Co., Ltd.	501,000	1,161,003
	Der Pao Construction Co., Ltd.	2,158,544	0
	DFI, Inc.	12,000	29,347
#	Dimerco Express Corp.	156,000	443,221
# *	D-Link Corp.	3,612,552	2,935,384
	Drewloong Precision, Inc.	7,000	23,331
# *	Dynamic Electronics Co., Ltd.	2,008,873	1,615,886
	Dynapack International Technology Corp.	1,033,000	4,325,956
	E.Sun Financial Holding Co., Ltd.	59,629,310	57,463,447
#	Edimax Technology Co., Ltd.	1,230,902	629,966
#	Edison Opto Corp.	739,000	570,135
#	Edom Technology Co., Ltd.	983,046	1,319,687
	Elite Advanced Laser Corp.	27,000	61,431
#	Elite Semiconductor Microelectronics Technology, Inc.	1,277,000	7,565,633
# *	Elitegroup Computer Systems Co., Ltd.	1,974,395	1,928,838
	ENG Electric Co., Ltd.	239,997	1,176
	Ennoconn Corp.	6,000	49,760
# *	Ennostar, Inc.	1,530,209	4,407,244
#	EnTie Commercial Bank Co., Ltd.	2,417,232	1,311,434
#	Eson Precision Ind. Co., Ltd.	705,000	1,669,484
	Eternal Materials Co., Ltd.	1,775,513	2,903,576
	Eva Airways Corp.	16,696,355	11,239,863
*	Everest Textile Co., Ltd.	2,041,125	766,711
	Evergreen International Storage & Transport Corp.	3,796,000	3,324,254
*	Evergreen Marine Corp. Taiwan, Ltd.	14,584,145	41,030,028
#	Everlight Chemical Industrial Corp.	680,950	465,201
	Everlight Electronics Co., Ltd.	2,984,000	4,936,881
#	Excellence Opto, Inc.	96,000	111,126
#	Excelsior Medical Co., Ltd.	639,527	1,350,798
#	EZconn Corp.	194,250	248,436
	Far Eastern Department Stores, Ltd.	7,805,445	6,982,377
	Far Eastern International Bank	19,642,641	7,829,004
#	Far Eastern New Century Corp.	20,837,528	24,713,704
	Farcent Enterprise Co., Ltd.	11,000	28,276
#	Farglory F T Z Investment Holding Co., Ltd.	821,648	958,047
#	Farglory Land Development Co., Ltd.	1,954,264	4,026,675
# *	Federal Corp.	2,432,160	2,217,791
	Feedback Technology Corp.	20,000	52,953
	First Financial Holding Co., Ltd.	51,686,241	42,272,845
#	First Hotel	1,110,857	598,889
	First Insurance Co., Ltd. (The)	1,568,064	774,172
#	First Steamship Co., Ltd.	4,306,042	2,422,710
*	FIT Holding Co., Ltd.	185,150	209,649
	FLEXium Interconnect, Inc.	200,000	848,534
	Forest Water Environment Engineering Co., Ltd.	20,000	29,334
	Formosa Advanced Technologies Co., Ltd.	1,277,000	1,993,082
	Formosa Chemicals & Fibre Corp.	1,337,000	4,334,561
# *	Formosa Laboratories, Inc.	678,478	1,400,207
#	Formosa Plastics Corp.	968,000	3,659,380
#	Formosa Taffeta Co., Ltd.	3,835,511	4,536,262
	Formosan Rubber Group, Inc.	1,733,957	1,703,613
#	Formosan Union Chemical	2,510,843	1,703,729

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Founding Construction & Development Co., Ltd.	1,164,418	$709,182
#	Foxconn Technology Co., Ltd.	3,747,142	9,203,361
#	Franbo Lines Corp.	101,000	74,986
#	Froch Enterprise Co., Ltd.	1,269,734	852,939
#	FSP Technology, Inc.	810,292	1,552,439
	Fubon Financial Holding Co., Ltd.	37,414,471	85,732,709
	Fulgent Sun International Holding Co., Ltd.	22,000	95,018
	Fullerton Technology Co., Ltd.	640,200	430,525
# *	Fulltech Fiber Glass Corp.	2,315,216	1,700,158
#	Fwusow Industry Co., Ltd.	1,358,043	1,378,171
#	G Shank Enterprise Co., Ltd.	1,125,902	1,498,153
#	Gamania Digital Entertainment Co., Ltd.	71,000	163,194
	Gemtek Technology Corp.	1,987,962	2,445,383
#	General Interface Solution Holding, Ltd.	769,000	3,391,142
	Getac Technology Corp.	692,065	1,424,339
#	Giantplus Technology Co., Ltd.	1,918,100	1,183,713
	Gigabyte Technology Co., Ltd.	332,287	1,453,428
#	Ginko International Co., Ltd.	60,000	379,689
#	Global Brands Manufacture, Ltd.	1,709,951	2,163,248
	Global View Co., Ltd.	53,000	95,901
	Globe Union Industrial Corp.	1,492,625	1,031,940
#	Gloria Material Technology Corp.	2,994,116	2,264,337
# *	Gold Circuit Electronics, Ltd.	4,617,965	9,006,096
#	Goldsun Building Materials Co., Ltd.	5,988,171	6,095,910
	Good Will Instrument Co., Ltd.	172,746	157,330
#	Grand Fortune Securities Co., Ltd.	625,000	460,776
#	Grand Ocean Retail Group, Ltd.	565,000	477,746
*	Grand Pacific Petrochemical	5,994,000	7,167,704
	Great China Metal Industry	967,000	973,614
	Great Wall Enterprise Co., Ltd.	4,495,169	9,625,886
*	Green Energy Technology, Inc.	1,424,880	3,061
#	GTM Holdings Corp.	748,900	710,479
#	Hannstar Board Corp.	3,343,488	5,921,043
# *	HannStar Display Corp.	16,073,435	16,693,167
	HannsTouch Solution, Inc.	3,723,001	1,929,998
#	Hanpin Electron Co., Ltd.	286,000	340,889
# *	Harvatek Corp.	1,107,553	904,813
#	Hey Song Corp.	2,187,500	2,935,922
	Hi-Clearance, Inc.	4,000	19,401
	Highlight Tech Corp.	30,000	46,418
#	Highwealth Construction Corp.	1,487,100	2,404,628
#	Hiroca Holdings, Ltd.	444,000	1,122,935
#	Hitron Technology, Inc.	836,098	756,156
# *	Ho Tung Chemical Corp.	6,536,475	2,825,186
# *	Hocheng Corp.	1,669,300	823,557
#	Hold-Key Electric Wire & Cable Co., Ltd.	34,124	27,306
	Holiday Entertainment Co., Ltd.	27,000	64,585
	Hon Hai Precision Industry Co., Ltd.	44,163,192	181,556,920
	Hong Pu Real Estate Development Co., Ltd.	1,226,655	1,040,780
#	Hong TAI Electric Industrial	1,593,000	1,833,892
#	Hong YI Fiber Industry Co.	798,000	653,186
	Horizon Securities Co., Ltd.	2,045,000	1,626,887
#	Hsin Kuang Steel Co., Ltd.	1,051,124	3,017,519
#	Hsing TA Cement Co.	1,010,614	1,049,630
# *	HTC Corp.	4,904,000	7,264,273
#	HUA ENG Wire & Cable Co., Ltd.	2,127,035	2,413,350
	Hua Nan Financial Holdings Co., Ltd.	34,100,692	23,162,622
	Huaku Development Co., Ltd.	793,000	2,686,182
	Huang Hsiang Construction Corp.	774,000	1,218,434

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hung Ching Development & Construction Co., Ltd.	1,007,468	$870,337
	Hung Sheng Construction, Ltd.	2,750,269	2,229,931
	Huxen Corp.	221,281	430,682
*	Hwa Fong Rubber Industrial Co., Ltd.	62,000	47,119
#	Hwacom Systems, Inc.	270,000	206,065
	IBF Financial Holdings Co., Ltd.	15,798,293	10,006,027
#	Ichia Technologies, Inc.	1,664,260	1,217,537
# *	I-Chiun Precision Industry Co., Ltd.	1,317,000	1,570,288
	IEI Integration Corp.	30,200	64,157
	Infortrend Technology, Inc.	1,013,000	825,020
#	Innolux Corp.	34,426,544	36,753,485
#	Inpaq Technology Co., Ltd.	280,250	676,907
	Intai Technology Corp.	12,000	38,616
#	Integrated Service Technology, Inc.	115,570	231,150
#	International CSRC Investment Holdings Co.	4,770,166	5,172,234
#	Inventec Corp.	17,338,277	16,822,786
	Iron Force Industrial Co., Ltd.	24,000	69,020
#	ITE Technology, Inc.	1,059,479	4,554,033
#	Jarllytec Co., Ltd.	415,000	1,176,634
#	Jean Co., Ltd.	271,751	116,103
	Jess-Link Products Co., Ltd.	738,500	1,087,413
	Jinli Group Holdings, Ltd.	847,532	316,308
# *	K Laser Technology, Inc.	902,601	742,784
	Kaori Heat Treatment Co., Ltd.	11,000	20,803
#	Kaulin Manufacturing Co., Ltd.	699,656	426,236
	Kedge Construction Co., Ltd.	38,000	68,768
	KEE TAI Properties Co., Ltd.	1,804,000	689,892
	Kenda Rubber Industrial Co., Ltd.	117,000	191,414
	Key Ware Electronics Co., Ltd.	73,000	51,869
	Kindom Development Co., Ltd.	2,333,000	3,627,140
	King Chou Marine Technology Co., Ltd.	243,100	340,037
#	King Yuan Electronics Co., Ltd.	8,558,805	15,096,359
	King’s Town Bank Co., Ltd.	6,277,012	9,698,617
# *	King’s Town Construction Co., Ltd.	426,380	595,740
	Kinik Co.	15,000	38,773
# *	Kinko Optical Co., Ltd.	628,000	874,875
	Kinpo Electronics	8,355,375	5,340,117
#	Kinsus Interconnect Technology Corp.	2,128,000	7,987,530
# *	Kung Sing Engineering Corp.	2,939,614	1,226,371
#	Kuo Toong International Co., Ltd.	1,303,808	1,457,581
# *	Kwong Fong Industries Corp.	604,649	270,256
	Kwong Lung Enterprise Co., Ltd.	167,000	254,188
#	KYE Systems Corp.	1,378,909	727,573
#	L&K Engineering Co., Ltd.	1,061,000	1,283,415
*	LAN FA Textile	1,217,713	508,473
#	Leader Electronics, Inc.	347,056	245,355
# *	Lealea Enterprise Co., Ltd.	4,936,941	2,674,626
#	LEE CHI Enterprises Co., Ltd.	1,304,900	1,429,500
	Li Cheng Enterprise Co., Ltd.	27,000	26,827
# *	Li Peng Enterprise Co., Ltd.	3,512,381	1,771,720
	Lian HWA Food Corp.	52,000	110,262
#	Lida Holdings, Ltd.	316,680	393,246
#	Lien Hwa Industrial Holdings Corp.	1,086,650	1,912,799
*	Lingsen Precision Industries, Ltd.	2,389,480	1,603,238
	Lite-On Technology Corp.	14,720,738	33,360,340
# *	Long Bon International Co., Ltd.	1,075,880	748,109
#	Long Da Construction & Development Corp.	72,000	62,687
#	Longchen Paper & Packaging Co., Ltd.	6,104,304	6,355,253
#	Longwell Co.	36,000	94,708

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Lotus Pharmaceutical Co., Ltd.	78,000	$222,693
	Lu Hai Holding Corp.	47,000	87,050
#	Lucky Cement Corp.	971,000	585,494
	Macauto Industrial Co., Ltd.	65,000	220,457
#	Macronix International Co., Ltd.	12,462,605	20,235,289
#	Materials Analysis Technology, Inc.	37,000	185,050
#	Mayer Steel Pipe Corp.	943,456	959,157
#	Maywufa Co., Ltd.	182,070	134,587
#	Mega Financial Holding Co., Ltd.	41,157,796	48,037,520
	Mercuries & Associates Holding, Ltd.	2,953,465	2,482,742
*	Mercuries Life Insurance Co., Ltd.	9,322,317	3,430,270
#	Merry Electronics Co., Ltd.	117,000	527,047
# *	MIN AIK Technology Co., Ltd.	910,600	1,100,795
	Mirle Automation Corp.	49,000	85,746
#	Mitac Holdings Corp.	3,237,682	3,524,189
#	MOSA Industrial Corp.	115,000	204,612
#	MPI Corp.	378,000	1,828,534
	Nak Sealing Technologies Corp.	19,000	69,327
	Namchow Holdings Co., Ltd.	75,000	155,886
	Nan Pao Resins Chemical Co., Ltd.	9,000	51,637
#	Nan Ren Lake Leisure Amusement Co., Ltd.	903,000	438,140
	Nan Ya Plastics Corp.	1,030,000	3,236,749
	Nang Kuang Pharmaceutical Co., Ltd.	35,000	49,778
	Nanya Technology Corp.	7,667,000	24,828,027
#	New Era Electronics Co., Ltd.	168,000	196,758
# *	Nien Hsing Textile Co., Ltd.	731,061	556,483
#	Nishoku Technology, Inc.	264,000	1,356,163
	O-Bank Co., Ltd.	1,719,604	465,194
*	Ocean Plastics Co., Ltd.	61,000	89,320
*	OptoTech Corp.	2,537,828	2,554,050
#	Orient Semiconductor Electronics, Ltd.	1,705,670	1,112,987
*	Pacific Construction Co.	1,978,452	821,510
	Pacific Hospital Supply Co., Ltd.	41,000	108,103
	Paiho Shih Holdings Corp.	32,000	55,632
	Pan German Universal Motors, Ltd.	12,000	105,294
#	Pan Jit International, Inc.	1,211,100	2,540,255
#	Pan-International Industrial Corp.	2,734,444	3,936,722
#	Pegatron Corp.	13,058,998	34,196,886
# *	Phihong Technology Co., Ltd.	2,314,882	3,521,352
	Plastron Precision Co., Ltd.	38,156	21,705
#	Plotech Co., Ltd.	640,000	783,058
	Posiflex Technology, Inc.	14,000	39,156
	Pou Chen Corp.	9,784,550	12,424,405
	President Securities Corp.	6,109,330	6,522,419
#	Prince Housing & Development Corp.	6,946,018	3,128,998
	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co., Ltd.	123,000	181,989
	Qisda Corp.	10,979,171	14,243,319
	QST International Corp.	15,000	44,003
#	Qualipoly Chemical Corp.	290,593	396,891
	Quanta Computer, Inc.	393,000	1,375,500
# *	Quintain Steel Co., Ltd.	1,444,473	1,189,091
	Radiant Opto-Electronics Corp.	845,000	3,871,839
	Radium Life Tech Co., Ltd.	4,669,226	2,182,207
	Rechi Precision Co., Ltd.	80,000	70,834
#	Rich Development Co., Ltd.	3,808,054	1,542,238
*	Ritek Corp.	4,965,449	2,213,129
*	Roo Hsing Co., Ltd.	301,000	119,682
# *	Rotam Global Agrosciences, Ltd.	300,693	147,706

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ruentex Development Co., Ltd.	3,416,980	$6,479,921
	Ruentex Industries, Ltd.	2,312,600	7,028,030
	Sampo Corp.	2,177,340	2,435,447
	San Fang Chemical Industry Co., Ltd.	23,000	19,327
#	San Far Property, Ltd.	1,579,200	940,526
#	Sanyang Motor Co., Ltd.	2,660,624	3,079,773
	Scan-D Corp.	33,000	68,904
#	SCI Pharmtech, Inc.	38,000	123,018
	Senao International Co., Ltd.	33,000	42,281
#	Sercomm Corp.	48,000	126,894
#	Sesoda Corp.	1,215,385	1,246,363
	Shanghai Commercial & Savings Bank, Ltd. (The)	369,000	571,992
#	Shan-Loong Transportation Co., Ltd.	546,000	721,379
# *	Sharehope Medicine Co., Ltd.	171,339	199,306
#	Sheng Yu Steel Co., Ltd.	731,000	955,463
#	ShenMao Technology, Inc.	530,000	928,064
#	Shih Her Technologies, Inc.	325,000	659,813
*	Shih Wei Navigation Co., Ltd.	1,637,577	1,702,922
	Shihlin Electric & Engineering Corp.	3,312,000	6,125,602
#	Shin Kong Financial Holding Co., Ltd.	45,344,023	16,343,757
	Shin Zu Shing Co., Ltd.	1,279,842	5,499,686
# *	Shining Building Business Co., Ltd.	1,300,368	711,915
	Shinkong Insurance Co., Ltd.	1,522,412	2,265,537
#	Shinkong Synthetic Fibers Corp.	7,981,754	6,903,570
*	Shuttle, Inc.	2,202,015	1,120,823
	Sigurd Microelectronics Corp.	2,875,231	5,597,831
#	Silicon Integrated Systems Corp.	3,057,865	2,725,399
*	Silitech Technology Corp.	49,878	75,001
	Sincere Navigation Corp.	2,284,242	2,658,390
#	Sinher Technology, Inc.	273,000	564,788
	Sinmag Equipment Corp.	8,000	31,312
#	Sinon Corp.	3,015,877	2,415,652
#	SinoPac Financial Holdings Co., Ltd.	57,569,595	27,316,963
	Sinyi Realty, Inc.	46,000	55,256
	Sirtec International Co., Ltd.	559,200	635,437
#	Siward Crystal Technology Co., Ltd.	1,271,875	1,398,796
#	Solar Applied Materials Technology Co.	1,936,798	3,844,203
#	Solomon Technology Corp.	406,000	287,348
#	Solteam, Inc.	39,390	105,834
	Southeast Cement Co., Ltd.	1,261,700	811,210
#	Spirox Corp.	421,563	488,274
	Standard Chemical & Pharmaceutical Co., Ltd.	51,000	73,042
#	Sunplus Technology Co., Ltd.	3,027,620	3,736,030
#	Sunrex Technology Corp.	691,108	1,558,854
	Sunspring Metal Corp.	605,000	737,594
	Supreme Electronics Co., Ltd.	2,964,441	4,456,663
#	Swancor Holding Co., Ltd.	49,000	249,932
	Sweeten Real Estate Development Co., Ltd.	1,037,114	934,096
	Synmosa Biopharma Corp.	139,000	132,393
	Synnex Technology International Corp.	7,385,550	14,667,903
#	T3EX Global Holdings Corp.	350,065	906,773
#	Ta Ya Electric Wire & Cable	3,568,262	4,392,298
#	Tah Hsin Industrial Corp.	519,730	1,404,306
#	TA-I Technology Co., Ltd.	133,500	365,480
# *	Tai Tung Communication Co., Ltd.	508,535	395,631
	Taichung Commercial Bank Co., Ltd.	26,725,371	11,423,692
	Taiflex Scientific Co., Ltd.	1,379,960	2,853,909
#	Taimide Tech, Inc.	82,000	164,936
#	Tainan Enterprises Co., Ltd.	432,183	303,617

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Tainan Spinning Co., Ltd.	7,778,485	$7,875,216
#	Tai-Saw Technology Co., Ltd.	158,000	149,759
#	Taishin Financial Holding Co., Ltd.	60,116,807	30,306,421
#	Taita Chemical Co., Ltd.	1,517,788	2,677,931
	Taiwan Business Bank	22,600,972	8,239,474
#	Taiwan Cement Corp.	34,159,948	63,576,166
# *	Taiwan Chinsan Electronic Industrial Co., Ltd.	329,600	630,385
	Taiwan Cogeneration Corp.	65,000	92,793
#	Taiwan Cooperative Financial Holding Co., Ltd.	43,063,182	32,931,474
#	Taiwan Fertilizer Co., Ltd.	3,685,000	8,028,389
	Taiwan Fire & Marine Insurance Co., Ltd.	1,545,000	1,307,847
	Taiwan FU Hsing Industrial Co., Ltd.	648,000	1,112,886
*	Taiwan Glass Industry Corp.	7,566,982	9,135,221
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,317,932	3,704,132
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,361,000	1,424,940
	Taiwan Kolin Co., Ltd.	5,797,000	0
# *	Taiwan Land Development Corp.	4,576,322	1,137,789
	Taiwan Navigation Co., Ltd.	1,380,000	2,083,463
	Taiwan PCB Techvest Co., Ltd.	2,125,946	3,963,668
	Taiwan Shin Kong Security Co., Ltd.	82,390	114,297
	Taiwan Steel Union Co., Ltd.	8,000	21,791
	Taiwan Styrene Monomer	154,000	120,587
#	Taiwan Surface Mounting Technology Corp.	1,803,991	7,467,301
# *	Taiwan TEA Corp.	3,725,092	3,160,224
	Taiyen Biotech Co., Ltd.	656,217	804,404
# *	Tatung Co., Ltd.	4,348,000	4,189,049
*	TBI Motion Technology Co., Ltd.	9,000	19,403
	Te Chang Construction Co., Ltd.	16,260	18,922
	Teco Electric and Machinery Co., Ltd.	7,927,725	9,872,813
	Tera Autotech Corp.	24,863	21,383
	Test Research, Inc.	59,000	136,608
	Test-Rite International Co., Ltd.	1,217,266	1,139,347
	Thye Ming Industrial Co., Ltd.	26,000	29,460
*	Ton Yi Industrial Corp.	3,768,600	2,076,891
	Tong Yang Industry Co., Ltd.	2,384,000	3,247,275
#	Tong-Tai Machine & Tool Co., Ltd.	1,228,447	824,564
	Topco Technologies Corp.	14,000	39,539
#	Topoint Technology Co., Ltd.	972,459	1,427,763
	Toung Loong Textile Manufacturing	88,000	135,994
*	TPK Holding Co., Ltd.	2,622,000	5,092,903
#	Tripod Technology Corp.	2,604,000	12,932,959
#	Tsann Kuen Enterprise Co., Ltd.	215,000	210,194
	TSRC Corp.	113,000	145,261
	TST Group Holding, Ltd.	5,000	29,082
	Tung Ho Steel Enterprise Corp.	5,513,274	11,680,109
	TURVO International Co., Ltd.	19,000	79,528
	TXC Corp.	1,802,000	8,173,432
	TYC Brother Industrial Co., Ltd.	1,456,723	1,289,148
*	Tycoons Group Enterprise	2,820,337	1,493,307
#	Tyntek Corp.	2,091,097	2,172,665
#	UDE Corp.	353,000	417,346
	U-Ming Marine Transport Corp.	2,911,000	7,328,213
	Unic Technology Corp.	46,000	48,404
	Unimicron Technology Corp.	7,499,363	30,626,354
#	Union Bank Of Taiwan	13,130,666	5,636,374
#	Unitech Computer Co., Ltd.	635,739	657,515
#	Unitech Printed Circuit Board Corp.	4,108,466	3,159,872
#	United Microelectronics Corp.	58,384,681	116,448,784
	Unity Opto Technology Co., Ltd.	2,993,000	82,773

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Univacco Technology, Inc.	46,000	$41,271
#	Universal Cement Corp.	2,715,583	2,536,913
# *	Unizyx Holding Corp.	1,586,000	2,169,140
#	UPC Technology Corp.	5,917,598	6,395,201
	USI Corp.	5,289,827	7,810,162
*	Usun Technology Co., Ltd.	128,100	188,055
#	Ve Wong Corp.	993,806	1,298,894
# *	Victory New Materials, Ltd. Co.	804,687	358,238
#	Wah Hong Industrial Corp.	531,516	757,071
	Wah Lee Industrial Corp.	1,404,000	4,134,533
	Walsin Lihwa Corp.	16,702,412	18,169,878
# *	Walton Advanced Engineering, Inc.	2,020,853	1,338,723
	Wan Hai Lines, Ltd.	3,539,000	11,954,464
	Wei Chuan Foods Corp.	173,000	152,072
	Wei Mon Industry Co., Ltd.	3,885,691	0
#	Weikeng Industrial Co., Ltd.	2,307,490	2,020,181
#	Well Shin Technology Co., Ltd.	558,080	1,084,780
# *	Wha Yu Industrial Co., Ltd.	238,000	200,318
#	Winbond Electronics Corp.	20,081,572	25,366,929
	Winmate, Inc.	28,000	79,855
#	Winstek Semiconductor Co., Ltd.	247,000	291,819
	Wintek Corp.	20,783,484	255,283
#	Wisdom Marine Lines Co., Ltd.	2,938,364	7,440,460
	Wistron Corp.	20,458,343	23,822,150
	Wistron NeWeb Corp.	92,000	244,351
	Wonderful Hi-Tech Co., Ltd.	33,000	34,256
	WPG Holdings, Ltd.	10,420,284	19,164,397
	WT Microelectronics Co., Ltd.	2,850,751	5,592,841
#	WUS Printed Circuit Co., Ltd.	1,088,668	1,346,394
	Xxentria Technology Materials Corp.	9,000	22,545
	Ya Horng Electronic Co., Ltd.	22,000	39,988
*	Yang Ming Marine Transport Corp.	7,721,759	21,806,817
	YC INOX Co., Ltd.	2,438,446	2,666,466
	YCC Parts Manufacturing Co., Ltd.	10,000	14,580
# *	Yea Shin International Development Co., Ltd.	1,168,825	1,026,368
#	Yem Chio Co., Ltd.	2,969,371	2,020,228
*	Yen Sun Technology Corp.	84,000	104,658
#	Yeong Guan Energy Technology Group Co., Ltd.	570,820	1,738,315
	YFC-Boneagle Electric Co., Ltd.	34,000	35,151
#	YFY, Inc.	8,649,847	11,755,598
#	Yi Jinn Industrial Co., Ltd.	1,344,142	936,468
# *	Yieh Phui Enterprise Co., Ltd.	6,000,265	4,651,887
#	Young Fast Optoelectronics Co., Ltd.	614,000	918,157
#	Youngtek Electronics Corp.	911,047	2,884,942
	Yuanta Financial Holding Co., Ltd.	70,237,994	65,147,762
# *	Yulon Motor Co., Ltd.	3,797,650	6,168,098
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	214,687	569,085
	YungShin Global Holding Corp.	46,000	73,732
	Yungtay Engineering Co., Ltd.	16,000	37,042
	Zeng Hsing Industrial Co., Ltd.	40,000	255,425
#	Zenitron Corp.	1,195,000	1,267,238
#	Zero One Technology Co., Ltd.	604,000	1,056,171
#	Zhen Ding Technology Holding, Ltd.	3,635,000	13,720,832
# *	Zig Sheng Industrial Co., Ltd.	2,587,352	1,585,108
# *	Zinwell Corp.	701,000	637,333
	Zippy Technology Corp.	26,000	36,511
#	ZongTai Real Estate Development Co., Ltd.	1,096,159	1,594,634

TOTAL TAIWAN			2,671,371,037

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (2.0%)
	AAPICO Hitech PCL	249,150	$190,438
	AAPICO Hitech PCL	898,547	686,806
	Ananda Development PCL	5,845,600	416,772
	AP Thailand PCL	17,812,530	4,919,719
*	Asia Aviation PCL	4,545,600	367,882
*	Asia Aviation PCL	405,600	32,826
	Asia Plus Group Holdings PCL	6,868,900	763,272
	Bangchak Corp. PCL	6,810,700	5,632,293
*	Bangkok Airways PCL	4,493,000	1,060,572
	Bangkok Bank PCL	2,241,353	8,745,866
	Bangkok Insurance PCL	215,128	1,865,421
	Bangkok Land PCL	81,779,896	2,836,525
*	Bangkok Life Assurance PCL	914,500	734,243
*	Bangkok Ranch PCL	3,329,500	312,233
	Banpu PCL	29,208,750	11,538,101
*	Better World Green PCL	4,257,100	103,907
	Cal-Comp Electronics Thailand PCL, Class F	16,886,256	1,778,785
	Charoen Pokphand Foods PCL	19,777,700	18,420,018
	GFPT PCL	4,052,100	1,496,560
	Global Green Chemicals PCL, Class F	340,900	123,715
*	ICC International PCL	2,068,200	2,150,397
	Indorama Ventures PCL	3,657,400	5,638,063
	IRPC PCL	43,754,900	5,817,593
*	Italian-Thai Development PCL	21,811,100	1,281,873
	Kasikornbank PCL	5,946,001	25,206,652
*	Khon Kaen Sugar Industry PCL	10,656,207	1,396,301
	Kiatnakin Phatra Bank PCL	1,444,300	2,701,902
	Krung Thai Bank PCL	14,561,500	5,284,462
	Lalin Property PCL	204,200	67,548
	LH Financial Group PCL	17,324,546	667,666
	LPN Development PCL	9,588,202	1,555,052
	Millcon Steel PCL	5,155,313	307,953
*	Nawarat Patanakarn PCL	516,500	13,104
	Origin Property PCL, Class F	568,500	167,971
	Polyplex Thailand PCL	1,919,025	1,741,066
	Power Solution Technologies PCL, Class F	1,808,740	110,369
	Property Perfect PCL	42,170,700	717,799
	Pruksa Holding PCL	5,079,600	2,088,121
	PTT Exploration & Production PCL	7,645,000	29,217,342
	PTT Global Chemical PCL	6,817,141	14,832,960
	PTT PCL	59,242,400	76,104,247
	Quality Houses PCL	22,274,497	1,702,555
	Rojana Industrial Park PCL	5,071,073	1,205,169
	Saha Pathana Inter-Holding PCL	2,276,500	4,441,505
	Saha Pathanapibul PCL	1,093,733	2,160,243
	Sahakol Equipment PCL	1,782,300	122,493
	Saha-Union PCL	1,665,300	1,925,357
	Samart Telcoms PCL	113,900	27,252
	Sansiri PCL	47,327,466	1,580,749
	SC Asset Corp. PCL	11,190,253	1,121,271
	Sena Development PCL	1,331,366	196,685
	Siam City Cement PCL	4,600	26,813
	Siam Commercial Bank PCL (The)	3,283,800	11,073,432
	Siam Future Development PCL	7,069,295	1,430,319
	Singha Estate PCL	547,000	36,891
	Somboon Advance Technology PCL	2,285,600	1,424,027
	SPCG PCL	104,900	64,347
*	Srithai Superware PCL	11,102,100	342,289
*	STP & I PCL	5,380,400	694,635

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Supalai PCL	10,524,500	$6,929,016
*	Super Energy Corp. PCL	114,997,600	3,508,558
	Susco PCL	126,100	13,202
	Syntec Construction PCL	5,229,800	366,149
*	Tata Steel Thailand PCL	15,064,200	1,006,296
	Thai Oil PCL	4,176,200	7,946,683
	Thai Rayon PCL	58,700	57,027
	Thai Stanley Electric PCL	41,000	240,964
	Thai Stanley Electric PCL, Class F	177,900	1,045,546
*	Thai Wacoal PCL	81,200	111,483
	Thaicom PCL	4,075,500	1,387,404
	Thanachart Capital PCL	1,469,100	1,674,927
	Thitikorn PCL	1,184,600	407,073
	Thoresen Thai Agencies PCL	2,373,178	1,112,755
	TMB Bank PCL	121,237,409	4,555,529
	TPI Polene PCL	43,491,140	3,044,904
	TPI Polene Power PCL	1,187,900	166,335
	True Corp. PCL	75,449,600	7,947,802
*	Unique Engineering & Construction PCL	413,600	87,668
	Univentures PCL	4,926,500	626,542
	Vinythai PCL	1,786,117	2,222,787

TOTAL THAILAND			313,129,077

TURKEY — (0.5%)
#	Akbank T.A.S	20,843,645	12,312,415
*	Albaraka Turk Katilim Bankasi A.S	5,083,738	983,461
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	2,142,214
	Anadolu Efes Biracilik Ve Malt Sanayii A.S	314,478	885,738
	Arcelik A.S	240,237	997,446
*	Bera Holding A.S	1,083,355	4,284,506
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S	228,757	683,398
*	Cimsa Cimento Sanayi VE Ticaret A.S	487,312	1,296,168
#	Dogan Sirketler Grubu Holding A.S	2,253,127	801,880
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S	635,312	490,487
	Enka Insaat ve Sanayi A.S	4,687,548	4,450,130
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S	460,683	410,305
	GSD Holding A.S	3,902,127	818,997
	KOC Holding A.S	1,398,262	3,100,651
*	Koza Anadolu Metal Madencilik Isletmeleri A.S	129,888	215,614
# *	Sekerbank Turk A.S	3,153,463	417,142
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S	451,739	548,242
# *	Turk Hava Yollari AO	4,639,265	6,849,034
#	Turkiye Garanti Bankasi A.S	16,499,799	14,382,135
# *	Turkiye Halk Bankasi A.S	4,527,636	2,349,596
#	Turkiye Is Bankasi A.S., Class C	8,876,444	5,242,011
#	Turkiye Sinai Kalkinma Bankasi A.S	11,621,316	1,775,618
#	Turkiye Sise ve Cam Fabrikalari A.S	6,197,167	5,621,264
# *	Turkiye Vakiflar Bankasi TAO, Class D	6,296,337	2,606,063
*	Ulker Biskuvi Sanayi A.S	309,699	825,109
*	Vestel Elektronik Sanayi ve Ticaret A.S	297,357	1,035,429
#	Yapi ve Kredi Bankasi A.S	15,989,164	4,050,261

TOTAL TURKEY			79,575,314

UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Commercial Bank PJSC	4,183,897	7,126,130
	Aldar Properties PJSC	8,135,410	7,753,046
	Amanat Holdings PJSC	1,395,857	343,487
*	DAMAC Properties Dubai Co. PJSC	999,934	325,748

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Dana Gas PJSC	3,791,891	$848,932
* Deyaar Development PJSC	7,870,751	570,899
Dubai Investments PJSC	1,306,954	546,399
* Emaar Development PJSC	1,528,683	1,135,360
* Emaar Malls PJSC	3,014,250	1,502,604
Emaar Properties PJSC	10,038,245	10,134,475
Emirates NBD Bank PJSC	253,448	858,695
* Eshraq Investments PJSC	2,287,391	193,759
* Manazel Real Estate PJSC	1,634,583	152,367
* RAK Properties PJSC	2,105,573	307,355

TOTAL UNITED ARAB EMIRATES		31,799,256

UNITED KINGDOM — (0.0%)
* Bytes Technology Group P.L.C.	50,304	336,634

TOTAL COMMON STOCKS		15,204,447,400

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Banco ABC Brasil SA	578,162	1,575,243
Banco Bradesco SA	3,876,281	17,019,229
Banco do Estado do Rio Grande do Sul SA, Class B	1,478,245	3,333,640
Cia Ferro Ligas da Bahia - FERBASA	330,538	2,738,231
* Eucatex SA Industria e Comercio	262,828	587,874
Gerdau SA	368,620	2,254,316
Grazziotin SA	6,400	40,506
Marcopolo SA	3,087,243	1,483,363
Petroleo Brasileiro SA	12,313,212	53,541,125
Schulz SA	236,960	478,976
Unipar Carbocloro SA	207,348	2,963,241
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	802,371	3,316,102

TOTAL BRAZIL		89,331,846

COLOMBIA — (0.0%)
Grupo Argos SA	374,078	867,595
Grupo de Inversiones Suramericana SA	883,780	3,988,813

TOTAL COLOMBIA		4,856,408

PHILIPPINES — (0.0%)
Cebu Air, Inc.	873,808	816,643

TOTAL PREFERRED STOCKS		95,004,897

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
* Humax Co., Ltd. Rights 06/08/21	43,345	34,096
* Korea Line Corp. Rights 06/09/21	234,401	220,209

TOTAL SOUTH KOREA		254,305

TAIWAN — (0.0%)
* Grand Fortune Securities Co., Ltd. Rights Exp 04/28/21	70,187	18,217
* Supreme Electronics Co., Ltd. Rights 05/07/21	313,286	112,156

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»
TAIWAN — (Continued)
* Supreme Electronics Co., Ltd. Rights Exp 10/28/20	293,706	$0

TOTAL TAIWAN		130,373

TOTAL RIGHTS/WARRANTS		384,678

TOTAL INVESTMENT SECURITIES (Cost $ 11,487,788,500)		15,299,836,975

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@ § The DFA Short Term Investment Fund	26,250,738	303,721,033

TOTAL INVESTMENTS — (100.0%) (Cost $ 11,791,458,889)		$15,603,558,008

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,042,919	$43,439,500	$396,581
S&P 500® Emini Index	263	06/18/21	54,319,362	54,893,360	573,998

Total Futures Contracts			$97,362,281	$98,332,860	$970,579

Summary of the Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,089,948	—	$1,089,948
Brazil	$585,201,064	—	—	585,201,064
Chile	113,774,254	—	—	113,774,254
China	440,369,052	4,675,802,543	—	5,116,171,595
Colombia	12,412,298	—	—	12,412,298
Czech Republic	—	25,025,800	—	25,025,800
Greece	—	34,924,204	—	34,924,204
Hong Kong	10,404,851	4,235,296	—	14,640,147
Hungary	—	25,506,905	—	25,506,905
India	91,662,357	1,575,585,254	—	1,667,247,611
Indonesia	177,466	201,280,279	—	201,457,745
Malaysia	—	270,258,625	—	270,258,625

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Mexico	$367,534,809	—	—	$367,534,809
Philippines	—	$135,551,193	—	135,551,193
Poland	—	124,790,805	—	124,790,805
Qatar	—	30,944,906	—	30,944,906
Russia	19,998,817	162,734,047	—	182,732,864
Saudi Arabia	—	329,664,916	—	329,664,916
South Africa	66,217,824	526,523,502	—	592,741,326
South Korea	296,787,624	1,979,777,443	—	2,276,565,067
Taiwan	46,379,245	2,624,991,792	—	2,671,371,037
Thailand	313,129,077	—	—	313,129,077
Turkey	683,398	78,891,916	—	79,575,314
United Arab Emirates	—	31,799,256	—	31,799,256
United Kingdom	—	336,634	—	336,634
Preferred Stocks
Brazil	89,331,846	—	—	89,331,846
Colombia	4,856,408	—	—	4,856,408
Philippines	816,643	—	—	816,643
Rights/Warrants
South Korea	—	254,305	—	254,305
Taiwan	—	130,373	—	130,373
Securities Lending Collateral	—	303,721,033	—	303,721,033
Futures Contracts**	970,579	—	—	970,579

TOTAL	$2,460,707,612	$13,143,820,975	—	$15,604,528,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (3.1%)
*	AMC Networks, Inc., Class A	4,050	$203,634
	ATN International, Inc.	2,350	107,113
	Audacy Inc.	21,135	102,293
*	Boston Omaha Corp., Class A	4,189	117,376
*	Cars.com, Inc.	9,128	120,581
*	comScore, Inc.	10,811	39,893
*	Consolidated Communications Holdings, Inc.	9,953	71,662
*	Cumulus Media, Inc., Class A	3,428	32,943
*	Daily Journal Corp.	58	17,701
*	DHI Group, Inc.	6,569	19,181
	Entravision Communications Corp., Class A	6,500	25,025
	EW Scripps Co. (The), Class A	5,781	124,985
*	Fluent, Inc.	8,675	32,271
*	Gaia, Inc.	2,180	22,977
	Gray Television, Inc.	11,002	223,561
*	Hemisphere Media Group, Inc.	2,724	33,287
*	iHeartMedia, Inc., Class A	1,183	22,643
	Interpublic Group of Cos., Inc. (The)	31,864	1,011,682
*	Iridium Communications, Inc.	3,817	145,008
	John Wiley & Sons, Inc., Class A	4,809	273,824
*	Liberty Latin America, Ltd., Class A	5,994	83,227
*	Liberty Latin America, Ltd., Class C	19,536	272,527
*	Liberty Media Corp.-Liberty Braves, Class A	231	6,466
*	Liberty Media Corp.-Liberty Braves, Class C	2,255	62,441
*	Liberty Media Corp.-Liberty Formula One, Class A	3,147	130,349
*	Liberty Media Corp.-Liberty Formula One, Class C	16,213	761,038
# *	Lions Gate Entertainment Corp., Class A	10,401	150,502
*	Lions Gate Entertainment Corp., Class B	17,707	223,108
*	Madison Square Garden Entertainment Corp.	2,264	205,141
# *	Marcus Corp. (The)	2,894	57,764
*	Meredith Corp.	4,102	127,572
	Nexstar Media Group, Inc., Class A	5,409	797,341
*	ORBCOMM, Inc.	7,900	90,534
*	Reading International, Inc., Class A	3,100	18,538
	Scholastic Corp.	3,689	111,887
	TEGNA, Inc.	22,192	445,172
	Telephone and Data Systems, Inc.	13,952	320,617
	Townsquare Media, Inc., Class A	1,569	16,161
*	Tribune Publishing Co.	2,533	44,176
*	TrueCar, Inc.	11,549	53,125
*	United States Cellular Corp.	4,108	140,206
*	Yelp, Inc.	7,648	300,566

TOTAL COMMUNICATION SERVICES			7,166,098

CONSUMER DISCRETIONARY — (14.6%)
*	1-800-Flowers.com, Inc., Class A	3,200	102,320
	Aaron’s Co., Inc. (The)	583	18,009
	Abercrombie & Fitch Co., Class A	8,259	309,630
	Acushnet Holdings Corp.	10,145	429,235
*	Adient P.L.C.	8,129	376,698
*	Adtalem Global Education, Inc.	9,498	325,876
	Advance Auto Parts, Inc.	1,733	346,877
*	American Axle & Manufacturing Holdings, Inc.	29,627	274,939

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	American Eagle Outfitters, Inc.	9,453	$326,790
*	American Outdoor Brands, Inc.	3,000	77,550
*	American Public Education, Inc.	4,851	147,761
*	America’s Car-Mart, Inc.	550	82,956
*	Asbury Automotive Group, Inc.	1,323	262,761
*	At Home Group, Inc.	3,746	118,299
*	Autoliv, Inc.	6,487	652,981
*	AutoNation, Inc.	11,331	1,161,201
*	Barnes & Noble Education, Inc.	9,000	71,190
	Bassett Furniture Industries, Inc.	1,300	44,590
*	Beazer Homes USA, Inc.	4,630	103,295
*	Bed Bath & Beyond, Inc.	13,804	349,517
	Big Lots, Inc.	4,698	323,880
*	Biglari Holdings, Inc., Class B	285	37,922
*	Bluegreen Vacations Holding Corp.	2,072	38,373
*	Boot Barn Holdings, Inc.	1,969	138,893
	BorgWarner, Inc.	24,513	1,190,842
	Buckle, Inc. (The)	3,127	131,146
*	Build-A-Bear Workshop, Inc.	1,700	13,668
*	Capri Holdings, Ltd.	16,455	906,341
	Carriage Services, Inc.	1,500	55,770
*	Carrols Restaurant Group, Inc.	7,700	45,353
*	Cato Corp. (The), Class A	2,400	32,160
*	Cavco Industries, Inc.	685	143,460
*	Century Communities, Inc.	4,531	335,022
*	Charles & Colvard, Ltd.	3,600	11,304
	Chico’s FAS, Inc.	10,700	32,100
*	Chuy’s Holdings, Inc.	2,311	112,915
*	Citi Trends, Inc.	1,206	126,148
	Columbia Sportswear Co.	689	75,108
*	Conn’s, Inc.	4,297	86,971
*	Container Store Group, Inc. (The)	5,193	73,169
»	Contra Zagg, Inc.	5,384	485
	Cooper Tire & Rubber Co.	5,763	328,433
*	Cooper-Standard Holdings, Inc.	2,305	66,937
	Culp, Inc.	1,700	24,055
	Dana, Inc.	16,454	416,286
	Del Taco Restaurants, Inc.	6,100	69,540
*	Delta Apparel, Inc.	486	16,529
	Designer Brands, Inc., Class A	7,500	132,750
#	Dick’s Sporting Goods, Inc.	8,031	663,200
*	Dorman Products, Inc.	1,900	188,442
*	El Pollo Loco Holdings, Inc.	3,254	55,123
	Escalade, Inc.	2,040	44,921
	Ethan Allen Interiors, Inc.	3,691	105,969
	Extended Stay America, Inc.	14,958	297,515
*	Fiesta Restaurant Group, Inc.	3,400	50,116
	Flexsteel Industries, Inc.	800	34,824
	Foot Locker, Inc.	10,842	639,461
*	Fossil Group, Inc.	7,034	90,739
*	Full House Resorts, Inc.	2,414	23,561
*	Genesco, Inc.	2,100	105,000
*	Gentherm, Inc.	818	58,242
*	G-III Apparel Group, Ltd.	5,577	181,197
*	Goodyear Tire & Rubber Co. (The)	26,548	456,891
	Graham Holdings Co., Class B	461	293,016
*	Grand Canyon Education, Inc.	3,947	427,421
*	Green Brick Partners, Inc.	6,284	162,190
	Group 1 Automotive, Inc.	2,035	334,066

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Guess?, Inc.	5,531	$149,558
	Harley-Davidson, Inc.	5,922	286,447
	Haverty Furniture Cos., Inc.	2,100	97,587
*	Hibbett Sports, Inc.	2,307	183,291
	Hooker Furniture Corp.	1,500	56,265
*	Houghton Mifflin Harcourt Co.	4,700	42,676
#	International Game Technology P.L.C.	3,948	67,985
*	iRobot Corp.	1,979	215,315
	Johnson Outdoors, Inc., Class A	1,051	149,042
	KB Home	10,312	497,348
	Kohl’s Corp.	17,885	1,049,134
*	Lakeland Industries, Inc.	789	22,258
*	Lands’ End, Inc.	4,394	101,238
*	Laureate Education, Inc., Class A	13,559	186,436
	La-Z-Boy, Inc.	4,267	189,711
*	Lazydays Holdings, Inc.	1,212	29,997
	LCI Industries	136	19,924
	Lear Corp.	6,923	1,272,724
*	Legacy Housing Corp.	662	11,823
*	LGI Homes, Inc.	2,334	386,931
	Lifetime Brands, Inc.	2,519	36,526
*	Lincoln Educational Services Corp.	5,804	37,262
	Lithia Motors, Inc., Class A	2,400	922,512
*	Lumber Liquidators Holdings, Inc.	3,214	77,040
*	MarineMax, Inc.	2,857	162,278
*	Marriott Vacations Worldwide Corp.	738	131,091
	MDC Holdings, Inc.	10,679	626,430
*	Modine Manufacturing Co.	5,200	84,656
*	Mohawk Industries, Inc.	5,455	1,121,002
*	Monarch Casino & Resort, Inc.	1,391	104,895
	Monro, Inc.	2,843	200,687
*	Motorcar Parts of America, Inc.	2,843	61,409
	Movado Group, Inc.	2,044	64,120
	Newell Brands, Inc.	43,462	1,171,736
*	ODP Corp. (The)	6,108	246,946
*	OneSpaWorld Holdings Ltd.	6,507	69,332
	Oxford Industries, Inc.	1,594	145,421
	Patrick Industries, Inc.	2,100	188,160
	Penske Automotive Group, Inc.	10,886	954,593
*	Perdoceo Education Corp.	8,517	99,308
*	Playa Hotels & Resorts NV	15,018	110,532
*	PlayAGS, Inc.	2,037	18,231
	PulteGroup, Inc.	1,227	72,540
*	PVH Corp.	7,717	873,410
	Qurate Retail, Inc., Class A	44,327	527,491
	Ralph Lauren Corp.	444	59,181
	RCI Hospitality Holdings, Inc.	1,296	94,362
	Rocky Brands, Inc.	400	21,060
*	Select Interior Concepts, Inc., Class A	2,922	22,003
	Shoe Carnival, Inc.	1,600	95,920
*	Signet Jewelers, Ltd.	5,288	315,958
*	Skechers U.S.A., Inc., Class A	1,717	83,257
*	Skyline Champion Corp.	3,457	153,595
	Sonic Automotive, Inc., Class A	2,832	139,731
	Standard Motor Products, Inc.	2,984	127,805
*	Stoneridge, Inc.	2,503	83,225
	Strategic Education, Inc.	168	12,610
	Strattec Security Corp.	540	23,706
*	Stride, Inc.	4,457	127,604

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Superior Group of Cos, Inc.	2,230	$56,241
*	Taylor Morrison Home Corp.	14,798	461,846
	Thor Industries, Inc.	6,341	897,822
*	Tilly’s, Inc., Class A	3,675	44,321
	Toll Brothers, Inc.	14,765	925,765
*	TravelCenters of America, Inc.	1,668	45,853
*	Tri Pointe Homes, Inc.	15,800	376,356
*	Turtle Beach Corp.	600	16,674
*	Unifi, Inc.	2,500	67,575
*	Universal Electronics, Inc.	1,976	112,336
*	Universal Technical Institute, Inc.	4,820	27,137
*	Urban Outfitters, Inc.	11,136	399,782
*	Vera Bradley, Inc.	4,600	51,060
*	VOXX International Corp.	2,513	42,847
	Weyco Group, Inc.	900	17,703
	Winnebago Industries, Inc.	4,454	356,097
	Wolverine World Wide, Inc.	606	25,282
*	Zumiez, Inc.	3,660	157,270

TOTAL CONSUMER DISCRETIONARY			33,325,211

CONSUMER STAPLES — (3.5%)
	Andersons, Inc. (The)	8,825	253,454
	Casey’s General Stores, Inc.	188	41,772
*	Central Garden & Pet Co.	956	51,758
*	Central Garden & Pet Co., Class A	3,818	188,113
*	Darling Ingredients, Inc.	5,628	390,865
	Edgewell Personal Care Co.	7,474	285,507
*	Farmer Bros Co.	2,200	22,440
	Flowers Foods, Inc.	7,878	188,757
	Fresh Del Monte Produce, Inc.	6,532	184,202
*	Hain Celestial Group, Inc. (The)	2,700	110,727
*	HF FOODS GROUP, Inc.	4,587	28,577
*	Hostess Brands, Inc.	16,079	245,848
	Ingles Markets, Inc., Class A	1,773	108,667
	Inter Parfums, Inc.	1,955	143,888
	J&J Snack Foods Corp.	1,509	248,396
*	Landec Corp.	4,799	54,325
#	MGP Ingredients, Inc.	1,548	93,035
	Molson Coors Beverage Co., Class B	21,980	1,207,801
	Natural Grocers by Vitamin Cottage, Inc.	3,317	52,143
	Nature’s Sunshine Products, Inc.	1,963	40,850
	Nu Skin Enterprises, Inc., Class A	7,363	389,208
	Oil-Dri Corp. of America	612	21,377
*	Performance Food Group Co.	2,591	152,092
*	Post Holdings, Inc.	9,498	1,080,682
	PriceSmart, Inc.	3,772	316,999
# *	Rite Aid Corp.	6,890	120,713
*	Seneca Foods Corp., Class A.	1,000	46,060
*	Simply Good Foods Co. (The)	11,456	395,805
	SpartanNash Co.	4,200	81,354
*	Sprouts Farmers Market, Inc.	11,686	299,278
#	Tootsie Roll Industries, Inc.	2,929	92,468
*	TreeHouse Foods, Inc.	3,885	184,926
*	United Natural Foods, Inc.	8,528	314,342
*	US Foods Holding Corp.	9,460	392,212
	Village Super Market, Inc., Class A	1,820	44,372
	Weis Markets, Inc.	3,223	167,112

TOTAL CONSUMER STAPLES			8,040,125

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (2.5%)
	Archrock, Inc.	30,034	$280,518
*	ChampionX Corp.	18,649	391,815
*	Clean Energy Fuels Corp.	18,714	205,854
	CVR Energy, Inc.	10,887	231,784
	Delek US Holdings, Inc.	9,412	223,347
*	DMC Global, Inc.	426	23,004
*	Dril-Quip, Inc.	4,481	137,343
	EnLink Midstream LLC	4,300	19,909
	Equitrans Midstream Corp.	50,252	410,056
*	Exterran Corp.	4,343	14,245
# *	Forum Energy Technologies, Inc.	600	10,908
# *	Frank’s International NV	28,397	92,290
# *	Green Plains, Inc.	2,377	70,835
*	Helix Energy Solutions Group, Inc.	20,262	86,924
	Helmerich & Payne, Inc.	12,792	327,859
	HollyFrontier Corp.	18,697	654,395
	Liberty Oilfield Services, Inc., Class A	7,967	93,214
	NACCO Industries, Inc., Class A	800	18,504
*	Natural Gas Services Group, Inc.	1,028	9,252
*	Newpark Resources, Inc.	12,472	35,420
*	NexTier Oilfield Solutions, Inc.	27,534	98,847
	NOV, Inc.	900	13,455
*	Oceaneering International, Inc.	9,981	107,296
*	Oil States International, Inc.	7,610	42,692
*	Overseas Shipholding Group, Inc., Class A	4,410	9,746
	Patterson-UTI Energy, Inc.	26,722	180,641
*	PBF Energy, Inc., Class A	14,147	200,604
*	ProPetro Holding Corp.	13,805	132,942
*	Renewable Energy Group, Inc.	4,552	252,727
*	REX American Resources Corp.	817	65,956
*	RPC, Inc.	20,832	101,244
*	Select Energy Services, Inc., Class A	15,125	73,054
	Solaris Oilfield Infrastructure, Inc., Class A	4,372	47,830
*	Technip Energies NV, ADR	4,993	70,951
	TechnipFMC P.L.C.	53,103	392,962
# *	Transocean, Ltd.	73,941	238,090
	US Silica Holdings, Inc.	9,891	105,339
	World Fuel Services Corp.	5,200	160,836

TOTAL ENERGY			5,632,688

FINANCIALS — (28.8%)
	1st Source Corp.	3,113	148,148
	Alerus Financial Corp.	2,243	64,486
*	Alleghany Corp.	1,494	1,014,381
	Allegiance Bancshares, Inc.	3,814	151,034
	Ally Financial, Inc.	13,401	689,481
	Altabancorp	1,601	66,842
*	Amerant Bancorp, Inc.	2,595	49,175
	American Equity Investment Life Holding Co.	22,011	681,901
	American Financial Group, Inc.	296	36,367
	American National Bankshares, Inc.	2,283	77,690
	American National Group, Inc.	1,469	166,511
	Ameris Bancorp	10,287	556,424
	Ames National Corp.	1,467	37,086
	Argo Group International Holdings, Ltd.	3,731	194,684
	Arrow Financial Corp.	3,852	136,168
*	Assetmark Financial Holdings Inc.	981	22,092
	Associated Banc-Corp.	23,404	512,314
	Associated Capital Group, Inc., Class A	306	10,933

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Assurant, Inc.	500	$77,800
	Assured Guaranty, Ltd.	8,716	443,209
*	Athene Holding, Ltd., Class A	20,847	1,243,940
*	Atlantic Capital Bancshares, Inc.	4,903	131,155
	Atlantic Union Bankshares Corp.	14,096	545,092
	Axis Capital Holdings, Ltd.	9,935	554,373
*	Axos Financial, Inc.	6,130	276,769
	Banc of California, Inc.	10,852	194,251
	BancFirst Corp.	2,964	206,028
*	Bancorp, Inc. (The)	13,502	299,812
	BancorpSouth Bank	13,594	402,246
	Bank of Commerce Holdings	2,554	32,972
	Bank of Marin Bancorp	1,429	50,615
	Bank of NT Butterfield & Son, Ltd. (The)	4,638	181,902
	Bank OZK	16,031	657,111
	BankFinancial Corp.	3,100	32,302
	BankUnited, Inc.	6,302	293,736
	Banner Corp.	5,341	303,582
	Bar Harbor Bankshares	2,303	66,004
*	Baycom Corp.	1,527	27,623
	BCB Bancorp, Inc.	1,587	21,853
	Berkshire Hills Bancorp, Inc.	6,532	144,945
	BOK Financial Corp.	7,826	688,218
	Boston Private Financial Holdings, Inc.	11,431	168,264
*	Bridgewater Bancshares, Inc.	2,992	50,595
*	Brighthouse Financial, Inc.	5,521	258,328
	Brookline Bancorp, Inc.	9,298	149,698
	Bryn Mawr Bank Corp.	2,274	104,513
	Business First Bancshares, Inc.	1,202	28,572
	Byline Bancorp, Inc.	4,959	112,569
	C&F Financial Corp.	728	30,707
	Cadence BanCorp	13,397	298,083
	Cambridge Bancorp	700	61,285
	Camden National Corp.	1,966	93,818
*	Cannae Holdings, Inc.	1,287	51,094
	Capital City Bank Group, Inc.	1,405	35,504
	Capitol Federal Financial, Inc.	14,200	183,535
	Capstar Financial Holdings, Inc.	2,844	54,576
	Cathay General Bancorp	9,089	367,923
	CBTX, Inc.	3,132	97,938
	Central Valley Community Bancorp	1,568	30,796
	Century Bancorp, Inc., Class A	468	53,469
	Chemung Financial Corp.	124	5,270
	CIT Group, Inc.	4,010	213,693
	Citizens & Northern Corp.	1,553	38,359
	City Holding Co.	1,569	121,441
	Civista Bancshares, Inc.	2,228	51,534
	CNA Financial Corp.	1,513	71,005
	CNB Financial Corp.	2,890	73,579
	Columbia Banking System, Inc.	8,089	352,114
*	Columbia Financial, Inc.	1,100	20,097
	Comerica, Inc.	15,550	1,168,738
	Community Bank System, Inc.	2,473	191,979
	Community Bankers Trust Corp.	3,912	32,783
	Community Financial Corp. (The)	1,132	40,888
	Community Trust Bancorp, Inc.	2,321	103,424
	ConnectOne Bancorp, Inc.	5,391	146,366
*	CrossFirst Bankshares, Inc.	6,229	91,815
*	Customers Bancorp, Inc.	4,291	148,125

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CVB Financial Corp.	13,505	$286,441
	Donegal Group, Inc., Class A	4,470	68,972
*	Donnelley Financial Solutions, Inc.	3,460	105,738
	Eagle Bancorp Montana, Inc.	1,400	32,746
	Eagle Bancorp, Inc.	3,254	173,796
	East West Bancorp, Inc.	838	63,814
*	Elevate Credit, Inc.	7,023	23,597
	Employers Holdings, Inc.	5,582	225,959
*	Encore Capital Group, Inc.	4,065	159,917
*	Enova International, Inc.	4,113	140,829
*	Enstar Group, Ltd.	2,215	556,364
	Enterprise Financial Services Corp.	3,107	152,647
*	Equity Bancshares, Inc., Class A	2,209	64,635
	Essent Group, Ltd.	6,758	355,336
	Evans Bancorp, Inc.	196	7,244
	Everest Re Group, Ltd.	4,823	1,335,730
*	EZCORP, Inc., Class A	8,200	46,166
	Farmers National Banc Corp.	4,131	68,492
	FB Financial Corp.	4,710	197,632
	FBL Financial Group, Inc., Class A	2,662	150,909
	Federal Agricultural Mortgage Corp., Class C	899	92,471
	Fidelity National Financial, Inc.	11,097	506,245
	Financial Institutions, Inc.	2,653	84,710
	First American Financial Corp.	11,590	747,555
	First BanCorp.	24,256	304,898
	First BanCorp.	3,055	129,532
	First Bancshares, Inc. (The)	2,599	101,673
	First Bank	3,522	44,694
	First Busey Corp.	5,835	145,758
	First Business Financial Services, Inc.	1,250	33,075
	First Choice Bancorp	428	13,705
	First Citizens BancShares, Inc., Class A	494	428,525
	First Commonwealth Financial Corp.	11,200	162,288
	First Community Bancshares, Inc.	2,620	76,556
#	First Community Corp.	600	11,040
	First Financial Bancorp	10,801	264,733
	First Financial Corp.	1,600	70,784
	First Foundation, Inc.	3,764	89,583
	First Hawaiian, Inc.	10,852	297,996
	First Horizon Corp.	66,764	1,221,114
	First Internet Bancorp	1,090	37,441
	First Interstate BancSystem, Inc., Class A	4,447	208,876
	First Merchants Corp.	6,049	279,524
	First Mid Bancshares, Inc.	1,080	47,023
	First Midwest Bancorp, Inc.	12,504	262,209
	First of Long Island Corp. (The)	3,832	81,583
*	First Western Financial, Inc.	676	17,353
	Flagstar Bancorp, Inc.	6,278	292,178
	Flushing Financial Corp.	4,109	95,616
	FNB Corp.	35,857	462,197
	FS Bancorp, Inc.	200	13,670
	Fulton Financial Corp.	18,015	307,156
	German American Bancorp, Inc.	2,736	118,551
	Global Indemnity Group LLC, Class A	1,156	33,247
	Globe Life, Inc.	10,263	1,051,855
	Great Southern Bancorp, Inc.	2,014	113,610
	Great Western Bancorp, Inc.	5,608	185,344
*	Greenlight Capital Re, Ltd., Class A	4,869	44,941
	Guaranty Bancshares, Inc.	880	34,232

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hancock Whitney Corp.	8,840	$408,762
	Hanmi Financial Corp.	4,706	95,532
	HarborOne Bancrop, Inc.	8,121	116,212
	HBT Financial, Inc.	289	5,260
	Heartland Financial USA, Inc.	3,079	154,781
	Heritage Commerce Corp.	6,810	82,197
	Heritage Financial Corp.	4,981	139,966
	Heritage Insurance Holdings, Inc.	4,378	39,884
	Home BancShares, Inc.	7,672	213,512
	HomeStreet, Inc.	3,600	147,024
	Hope Bancorp, Inc.	15,898	238,629
	Horace Mann Educators Corp.	4,592	184,139
	Horizon Bancorp, Inc.	5,912	108,426
	Independent Bank Corp.	3,296	269,942
	Independent Bank Corp.	3,185	75,039
	Independent Bank Group, Inc.	4,953	374,001
	International Bancshares Corp.	7,141	338,412
	Invesco, Ltd.	36,477	984,879
	Investar Holding Corp.	726	16,052
	Investors Bancorp, Inc.	25,781	377,434
	Investors Title Co.	193	34,051
	James River Group Holdings, Ltd.	2,068	97,423
	Janus Henderson Group P.L.C.	1,710	58,807
	Jefferies Financial Group, Inc.	29,086	945,586
	Kearny Financial Corp.	12,145	155,213
	Kemper Corp.	4,868	379,996
	Lakeland Bancorp, Inc.	6,807	123,411
	LCNB Corp.	2,465	44,666
	Level One Bancorp, Inc.	1,338	36,166
	Lincoln National Corp.	11,671	748,461
	Live Oak Bancshares, Inc.	2,494	159,516
	Luther Burbank Corp.	7,054	78,582
	Macatawa Bank Corp.	2,792	26,719
	Mackinac Financial Corp.	808	17,534
*	MainStreet Bancshares, Inc.	866	18,359
	Marlin Business Services Corp.	3,145	70,920
	Mercantile Bank Corp.	2,281	73,631
	Merchants Bancorp	2,117	86,352
	Mercury General Corp.	5,180	322,559
	Meridian Bancorp, Inc.	7,722	170,733
	Meridian Corp.	931	24,578
	Meta Financial Group, Inc.	3,311	163,100
*	Metropolitan Bank Holding Corp.	1,215	76,363
	MGIC Investment Corp.	26,574	404,988
	Midland States Bancorp, Inc.	2,923	82,370
	MidWestOne Financial Group, Inc.	2,362	74,545
*	Mr Cooper Group, Inc.	10,331	356,213
	MVB Financial Corp.	1,463	58,930
	National Bank Holdings Corp., Class A	3,100	123,690
	National Bankshares, Inc.	333	11,951
	National Western Life Group, Inc., Class A	257	58,930
	Navient Corp.	20,437	343,955
	NBT Bancorp, Inc.	4,320	163,685
	Nelnet, Inc., Class A	3,100	230,113
	New York Community Bancorp, Inc.	56,420	674,783
*	Nicolet Bankshares, Inc.	1,065	84,944
*	NMI Holdings, Inc., Class A	7,285	188,244
	Northeast Bank.	1,916	53,974
	Northfield Bancorp, Inc.	7,782	125,913

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northwest Bancshares, Inc.	15,110	$212,144
	Norwood Financial Corp.	406	10,349
	OceanFirst Financial Corp.	6,474	147,996
*	Ocwen Financial Corp.	1,100	34,661
	OFG Bancorp	5,807	137,568
	Old National Bancorp.	18,794	355,207
	Old Republic International Corp.	31,299	770,581
	Old Second Bancorp, Inc.	3,000	39,630
	OneMain Holdings, Inc.	13,296	756,144
#	OP Bancorp	2,958	32,183
	Oppenheimer Holdings, Inc., Class A	1,522	77,881
	Origin Bancorp, Inc.	2,718	118,858
	Orrstown Financial Services, Inc.	807	19,134
*	Pacific Mercantile Bancorp	1,975	17,123
	Pacific Premier Bancorp, Inc.	5,189	228,472
	PacWest Bancorp	13,124	569,713
	Park National Corp.	1,377	172,249
	Parke Bancorp, Inc.	1,244	26,273
#	PCB Bancorp	726	11,471
	PCSB Financial Corp.	2,813	49,199
	Peapack-Gladstone Financial Corp.	2,473	79,136
	Penns Woods Bancorp, Inc.	542	13,008
	Peoples Bancorp, Inc.	2,966	99,153
	Peoples Financial Services Corp.	592	25,249
	People’s United Financial, Inc.	49,407	895,749
	Pinnacle Financial Partners, Inc.	6,956	609,624
	Popular, Inc.	9,800	724,808
*	PRA Group, Inc.	4,163	156,862
	Preferred Bank	1,600	104,864
	Premier Financial Bancorp, Inc.	1,992	37,728
	Premier Financial Corp.	3,975	125,570
	Primis Financial Corp.	3,802	54,559
	ProAssurance Corp.	6,105	152,625
*	Professional Holding Corp., Class A	930	16,033
	PROG Holdings, Inc.	1,166	59,396
	Prosperity Bancshares, Inc.	10,793	791,774
	Provident Financial Services, Inc.	8,650	203,880
	QCR Holdings, Inc.	2,300	110,906
	Radian Group, Inc.	22,319	549,940
	RBB Bancorp	1,856	39,124
	Red River Bancshares, Inc.	588	32,716
	Regional Management Corp.	1,830	70,876
	Reinsurance Group of America, Inc.	8,148	1,063,558
	Reliant Bancorp, Inc.	1,025	28,321
	RenaissanceRe Holdings, Ltd.	1,716	289,678
	Renasant Corp.	6,166	259,774
	Republic Bancorp, Inc., Class A	2,473	111,112
*	Republic First Bancorp, Inc.	5,089	20,305
	Riverview Bancorp, Inc.	3,000	20,670
	S&T Bancorp, Inc.	4,411	145,342
	Safety Insurance Group, Inc.	1,800	147,654
	Sandy Spring Bancorp, Inc.	4,695	212,965
	Santander Consumer USA Holdings, Inc.	31,135	1,056,722
*	Seacoast Banking Corp. of Florida.	5,516	200,507
*	Security National Financial Corp., Class A	2,340	19,750
*	Select Bancorp, Inc.	598	7,050
	Severn Bancorp, Inc.	2,071	24,521
	Shore Bancshares, Inc.	3,163	53,265
	Sierra Bancorp	2,300	62,261

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	11,821	$336,898
*	SiriusPoint, Ltd.	10,182	107,726
	SmartFinancial, Inc.	478	11,324
	South State Corp.	900	75,888
*	Southern First Bancshares, Inc.	900	46,350
	Southern Missouri Bancorp, Inc.	600	25,134
	Southside Bancshares, Inc.	3,285	131,893
	Spirit of Texas Bancshares, Inc.	653	15,130
	State Auto Financial Corp.	4,900	92,512
	Sterling Bancorp	20,815	523,081
	Stewart Information Services Corp.	2,699	158,296
	Stifel Financial Corp.	10,786	746,283
*	StoneX Group, Inc.	1,990	126,405
	Synovus Financial Corp.	7,941	372,115
	TCF Financial Corp.	12,058	548,880
	Territorial Bancorp, Inc.	1,139	28,646
*	Texas Capital Bancshares, Inc.	5,428	372,524
	Timberland Bancorp, Inc.	1,300	36,582
	Tiptree, Inc.	3,567	35,706
	Tompkins Financial Corp.	1,460	114,099
	Towne Bank	8,111	251,279
	TriCo Bancshares	3,060	141,617
*	TriState Capital Holdings, Inc.	4,800	114,576
*	Triumph Bancorp, Inc.	2,265	200,747
	TrustCo Bank Corp. NY	15,234	111,437
	Trustmark Corp.	7,604	246,446
	UMB Financial Corp.	2,941	285,365
	Umpqua Holdings Corp.	18,405	343,069
	United Bankshares, Inc.	15,596	612,455
	United Community Banks, Inc.	8,100	265,032
	United Fire Group, Inc.	3,694	111,780
	United Insurance Holdings Corp.	4,836	27,033
	Unity Bancorp, Inc.	1,986	43,791
	Universal Insurance Holdings, Inc.	6,100	85,095
	Univest Financial Corp.	3,848	107,475
	Unum Group	24,927	704,437
	Valley National Bancorp	47,518	654,323
	Veritex Holdings, Inc.	5,634	190,317
	Voya Financial, Inc.	13,774	934,153
	Waddell & Reed Financial, Inc., Class A	2,853	71,268
	Washington Federal, Inc.	7,982	259,814
	Washington Trust Bancorp, Inc.	1,743	88,980
	Waterstone Financial, Inc.	5,700	112,290
	Webster Financial Corp.	2,576	136,296
	WesBanco, Inc.	7,263	263,574
	West BanCorp, Inc.	1,689	44,353
	Westamerica BanCorp	1,600	101,440
	Western New England Bancorp, Inc.	5,200	42,120
	Westwood Holdings Group, Inc.	546	9,877
	White Mountains Insurance Group, Ltd.	340	396,246
	Wintrust Financial Corp.	6,511	501,998
*	World Acceptance Corp.	255	33,339
	WSFS Financial Corp.	5,137	262,449
	Zions Bancorp NA	18,354	1,024,153

TOTAL FINANCIALS			65,792,241

HEALTH CARE — (5.5%)
*	Acadia Healthcare Co., Inc.	11,483	699,544
*	Addus HomeCare Corp.	2,500	264,500

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Akebia Therapeutics, Inc.	12,576	$40,117
*	Alkermes P.L.C.	14,525	319,623
*	Allscripts Healthcare Solutions, Inc.	33,948	528,231
*	Amphastar Pharmaceuticals, Inc.	8,758	152,389
*	AnaptysBio, Inc.	3,699	86,372
*	AngioDynamics, Inc.	10,107	245,600
*	ANI Pharmaceuticals, Inc.	1,667	55,478
*	Anika Therapeutics, Inc.	2,937	118,009
*	Avanos Medical, Inc.	7,240	312,840
*	BioDelivery Sciences International, Inc.	3,071	10,626
*	Brookdale Senior Living, Inc.	16,635	108,793
*	Cara Therapeutics, Inc.	1,682	21,782
*	Catalyst Biosciences, Inc.	4,954	24,968
*	Catalyst Pharmaceuticals, Inc.	2,400	10,992
	Computer Programs and Systems, Inc.	1,766	53,015
*	Covetrus, Inc.	654	18,737
*	Cross Country Healthcare, Inc.	5,716	76,137
*	CryoLife, Inc.	3,642	106,274
# *	Cyclerion Therapeutics, Inc.	3,096	6,749
*	Eagle Pharmaceuticals, Inc.	541	22,089
*	Electromed, Inc.	666	6,507
*	Enanta Pharmaceuticals, Inc.	256	12,989
*	Envista Holdings Corp.	19,792	856,598
*	Evolent Health, Inc., Class A	1,938	41,977
*	Five Star Senior Living, Inc.	4,274	22,268
*	GlycoMimetics, Inc.	6,500	15,600
*	Harvard Bioscience, Inc.	4,000	27,720
*	HealthStream, Inc.	4,374	105,676
	Hill-Rom Holdings, Inc.	146	16,092
*	Innoviva, Inc.	12,131	138,900
*	Inogen, Inc.	2,451	160,271
*	Integer Holdings Corp.	3,947	370,544
*	IntriCon Corp.	988	22,852
	Invacare Corp.	4,957	44,762
*	Jazz Pharmaceuticals P.L.C.	1,529	251,368
*	Lannett Co., Inc.	4,008	17,515
*	Lantheus Holdings, Inc.	2,683	63,587
*	LENSAR, Inc.	858	5,929
	Luminex Corp.	3,750	137,587
*	Magellan Health, Inc.	1,399	131,786
*	MEDNAX, Inc.	11,057	291,020
*	Meridian Bioscience, Inc.	5,100	99,858
*	Merit Medical Systems, Inc.	6,459	410,792
	Mesa Laboratories, Inc.	364	90,509
*	Myriad Genetics, Inc.	6,866	207,490
	National HealthCare Corp.	1,999	140,550
*	Natus Medical, Inc.	3,739	95,531
# *	NextCure, Inc.	2,451	21,495
*	NextGen Healthcare, Inc.	8,824	161,567
*	NuVasive, Inc.	4,281	305,877
# *	OPKO Health, Inc.	41,397	169,728
*	Option Care Health, Inc.	12,060	230,105
*	OraSure Technologies, Inc.	6,825	62,449
# *	Orgenesis, Inc.	1,208	5,666
*	Orthofix Medical, Inc.	2,306	102,271
	Owens & Minor, Inc.	6,984	252,053
	Patterson Cos., Inc.	11,522	370,317
* »	PDL BioPharma, Inc.	11,311	27,938
	Perrigo Co. P.L.C.	8,666	360,766

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
# *	PetIQ, Inc.	1,800	$76,680
	Premier, Inc., Class A	14,024	495,748
*	Prestige Consumer Healthcare, Inc.	5,713	248,858
*	Select Medical Holdings Corp.	9,298	350,721
*	Supernus Pharmaceuticals, Inc.	6,479	197,286
# *	Surface Oncology, Inc.	2,685	19,627
*	Taro Pharmaceutical Industries, Ltd.	1,756	129,979
*	Triple-S Management Corp., Class B	3,166	75,066
*	United Therapeutics Corp.	5,774	1,163,807
	Universal Health Services, Inc., Class B	2,370	351,732
	Utah Medical Products, Inc.	400	34,904
*	Vanda Pharmaceuticals, Inc.	6,232	103,451
*	Varex Imaging Corp.	3,866	91,779

TOTAL HEALTH CARE			12,479,013

INDUSTRIALS — (21.7%)
	AAR Corp.	4,473	179,994
	ABM Industries, Inc.	9,522	489,526
*	Acacia Research Corp.	5,600	34,048
	ACCO Brands Corp.	14,100	120,978
	Acme United Corp.	500	22,350
	Acuity Brands, Inc.	3,962	735,030
	ADT, Inc.	40,371	371,413
*	AECOM	593	39,393
*	Aegion Corp.	4,200	126,420
	AGCO Corp.	7,212	1,052,375
	Air Lease Corp.	14,763	689,580
# *	Akerna Corp.	4,309	18,184
	Alamo Group, Inc.	2,265	356,171
	Albany International Corp., Class A.	3,721	332,062
	Allied Motion Technologies, Inc.	2,000	104,100
	Altra Industrial Motion Corp.	6,790	400,678
	AMERCO	1,813	1,081,690
*	American Woodmark Corp.	3,713	369,295
*	API Group Corp.	15,468	328,850
	Apogee Enterprises, Inc.	7,001	245,945
	Applied Industrial Technologies, Inc.	1,837	175,727
	ARC Document Solutions, Inc.	9,100	19,838
	ArcBest Corp.	4,813	350,194
	Arcosa, Inc.	6,612	398,637
	Argan, Inc.	2,758	138,314
*	Armstrong Flooring, Inc.	4,300	22,317
*	ASGN, Inc.	6,424	675,676
	Astec Industries, Inc.	5,604	420,356
*	Astronics Corp.	6,623	115,306
	AZZ, Inc.	3,253	171,238
	Barnes Group, Inc.	6,382	318,589
	Barrett Business Services, Inc.	1,644	120,555
*	Beacon Roofing Supply, Inc.	9,961	561,103
	BGSF, Inc.	1,600	22,416
	Boise Cascade Co.	4,406	293,968
	Brady Corp., Class A	4,699	256,424
*	BrightView Holdings, Inc.	11,578	207,594
# *	Broadwind, Inc.	2,000	10,340
*	Builders FirstSource, Inc.	8,575	417,345
*	CACI International, Inc., Class A	3,531	899,911
	CAI International, Inc.	2,100	89,355
	Carlisle Cos., Inc.	5,046	967,066
*	CBIZ, Inc.	6,497	218,234

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	4,496	$32,821
*	Chart Industries, Inc.	3,033	487,191
*	CIRCOR International, Inc.	2,300	79,051
*	Civeo Corp.	700	11,564
*	Colfax Corp.	15,693	709,167
	Columbus McKinnon Corp.	2,011	99,565
	Comfort Systems USA, Inc.	3,184	262,234
# *	Concrete Pumping Holdings, Inc.	4,672	37,983
*	Construction Partners, Inc., Class A	3,540	112,324
*	Covenant Logistics Group, Inc.	2,437	52,420
	CRA International, Inc.	1,000	80,260
	Crane Co.	1,735	163,194
	Cubic Corp.	2,641	197,652
	Curtiss-Wright Corp.	4,599	588,212
	Deluxe Corp.	4,336	190,871
*	Ducommun, Inc.	2,000	117,860
*	DXP Enterprises, Inc.	2,400	70,248
*	Dycom Industries, Inc.	2,939	275,708
	Eastern Co. (The)	508	14,361
*	Echo Global Logistics, Inc.	3,624	118,505
	EMCOR Group, Inc.	6,189	741,442
	Encore Wire Corp.	2,632	196,558
	Enerpac Tool Group Corp.	982	26,121
	EnerSys	729	66,762
	Ennis, Inc.	3,700	76,701
	EnPro Industries, Inc.	2,474	211,898
	ESCO Technologies, Inc.	2,597	282,450
*	EVI Industries, Inc.	201	5,375
	Federal Signal Corp.	6,405	265,359
	Flowserve Corp.	11,398	451,817
*	Fluor Corp.	13,662	313,953
	Forward Air Corp.	1,500	132,435
# *	FreightCar America, Inc.	2,000	15,860
*	FTI Consulting, Inc.	3,662	508,469
*	Gates Industrial Corp. P.L.C.	13,095	225,889
	GATX Corp.	5,324	520,208
*	Gibraltar Industries, Inc.	2,446	224,690
*	GMS, Inc.	4,681	204,607
	Gorman-Rupp Co. (The)	2,900	100,108
*	GP Strategies Corp.	2,129	33,532
	Graham Corp.	1,600	21,936
	Granite Construction, Inc.	5,501	209,588
*	Great Lakes Dredge & Dock Corp.	7,688	120,702
	Greenbrier Cos., Inc. (The)	3,900	184,236
	Griffon Corp.	7,973	216,228
	H&E Equipment Services, Inc.	1,013	39,406
*	Harsco Corp.	9,293	166,624
	Heartland Express, Inc.	8,812	163,815
	Heidrick & Struggles International, Inc.	1,841	77,874
	Helios Technologies, Inc.	3,028	218,864
*	Herc Holdings, Inc.	2,707	285,859
	Herman Miller, Inc.	5,898	244,767
*	Hexcel Corp.	1,467	82,753
*	Hill International, Inc.	9,621	25,881
	Hillenbrand, Inc.	6,381	313,243
	HNI Corp.	4,204	177,997
*	Howmet Aerospace, Inc.	1,002	32,024
*	Hub Group, Inc., Class A.	4,829	317,362
	Huntington Ingalls Industries, Inc.	492	104,461

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Huron Consulting Group, Inc.	2,505	$140,931
	Hyster-Yale Materials Handling, Inc.	1,400	113,190
	ICF International, Inc.	1,790	162,997
*	IES Holdings, Inc.	2,381	125,693
	Insteel Industries, Inc.	2,642	100,739
	Interface, Inc.	6,215	79,801
	ITT, Inc.	6,085	573,876
*	JELD-WEN Holding, Inc.	10,611	309,523
	Kadant, Inc.	948	168,772
	Kaman Corp.	3,386	180,643
	KAR Auction Services, Inc.	11,738	175,953
*	Kelly Services, Inc., Class A	4,645	116,357
	Kennametal, Inc.	8,254	331,481
	Kimball International, Inc., Class B	4,420	64,444
	Knight-Swift Transportation Holdings, Inc.	15,494	730,077
	Knoll, Inc.	6,629	158,433
	Korn Ferry	5,049	342,777
*	Kratos Defense & Security Solutions, Inc.	8,096	216,487
*	Lawson Products, Inc.	1,240	65,013
*	LB Foster Co., Class A	1,200	19,368
	LSI Industries, Inc.	4,600	37,812
*	Lydall, Inc.	1,810	66,699
	Macquarie Infrastructure Corp.	8,239	274,441
*	Manitowoc Co., Inc. (The)	4,862	111,243
	ManpowerGroup, Inc.	2,183	263,903
	ManTech International Corp., Class A	2,689	229,506
	Marten Transport, Ltd.	13,239	221,356
*	Masonite International Corp.	2,016	254,601
*	MasTec, Inc.	7,051	735,842
*	Matrix Service Co.	4,300	56,803
	Matthews International Corp., Class A	3,913	161,920
	Maxar Technologies, Inc.	6,572	255,059
*	Mayville Engineering Co., Inc.	936	14,611
	McGrath RentCorp.	2,541	208,311
*	Meritor, Inc.	980	26,489
*	Middleby Corp. (The)	894	162,100
	Miller Industries, Inc.	1,708	73,478
*	Mistras Group, Inc.	3,768	41,938
	Moog, Inc., Class A	4,299	372,078
*	MRC Global, Inc.	8,741	82,340
	MSC Industrial Direct Co., Inc., Class A	3,049	274,898
	Mueller Industries, Inc.	6,087	273,124
	Mueller Water Products, Inc., Class A	17,072	245,154
*	MYR Group, Inc.	1,690	131,651
	Nielsen Holdings P.L.C.	32,973	845,757
*	NN, Inc.	5,000	36,500
*	Northwest Pipe Co.	1,642	54,629
*	NOW, Inc.	15,057	147,860
*	NV5 Global, Inc.	1,502	135,375
	nVent Electric P.L.C.	16,017	487,718
*	Orion Group Holdings, Inc.	5,300	28,567
	Oshkosh Corp.	7,180	893,407
	Park Aerospace Corp.	3,398	45,839
	Park-Ohio Holdings Corp.	1,700	61,727
*	PGT Innovations, Inc.	6,333	166,748
	Powell Industries, Inc.	1,786	62,939
	Preformed Line Products Co.	677	44,817
	Primoris Services Corp.	4,530	147,950
*	Quad/Graphics, Inc.	5,500	19,800

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Quanex Building Products Corp.	3,807	$103,893
	Quanta Services, Inc.	8,197	792,158
*	Radiant Logistics, Inc.	3,253	21,730
	Raven Industries, Inc.	1,834	74,497
*	Resideo Technologies, Inc.	12,705	381,277
	Resources Connection, Inc.	4,608	65,019
*	REV Group, Inc.	6,021	109,823
	Rexnord Corp.	7,670	382,963
	Rush Enterprises, Inc., Class A	6,008	296,555
	Rush Enterprises, Inc., Class B	1,369	59,949
	Ryder System, Inc.	5,910	471,854
	Schneider National, Inc., Class B	9,474	229,555
	Science Applications International Corp.	2,137	191,091
*	Sensata Technologies Holding P.L.C.	17,168	991,280
	Snap-on, Inc.	4,744	1,127,174
	SPX FLOW, Inc.	4,178	278,213
	Standex International Corp.	1,132	107,336
	Steelcase, Inc., Class A	11,468	158,258
*	Sterling Construction Co., Inc.	2,100	43,785
# *	Sunrun, Inc.	1,202	58,898
*	Team, Inc.	3,400	33,558
#	Tecnoglass, Inc.	2,164	25,881
	Tennant Co.	1,291	101,873
	Terex Corp.	6,519	306,328
*	Textainer Group Holdings, Ltd.	5,609	143,703
	Textron, Inc.	6,774	435,162
*	Thermon Group Holdings, Inc.	4,079	77,909
	Timken Co. (The)	10,151	851,364
	Titan International, Inc.	6,300	67,977
*	Titan Machinery, Inc.	3,263	85,197
*	TriMas Corp.	4,361	138,854
	Trinity Industries, Inc.	12,519	346,025
	Triton International, Ltd.	7,524	377,479
*	TrueBlue, Inc.	4,541	128,510
*	Tutor Perini Corp.	6,200	99,820
*	U.S. Xpress Enterprises, Inc., Class A	3,436	35,185
	UFP Industries, Inc.	6,173	518,779
*	Ultralife Corp.	3,073	24,277
	UniFirst Corp.	753	168,815
*	Univar Solutions, Inc.	17,481	408,181
	Universal Logistics Holdings, Inc.	2,145	53,646
*	USA Truck, Inc.	1,200	18,444
	Valmont Industries, Inc.	1,315	324,608
*	Vectrus, Inc.	1,310	68,579
*	Veritiv Corp.	1,624	68,013
	VSE Corp.	1,100	47,465
	Wabash National Corp.	1,252	22,048
	Watts Water Technologies, Inc., Class A	1,018	126,792
	Werner Enterprises, Inc.	6,370	294,485
# *	Willdan Group, Inc.	1,100	41,987
*	WillScot Mobile Mini Holdings Corp.	27,871	815,784
	Woodward, Inc.	765	95,633

TOTAL INDUSTRIALS			49,506,844

INFORMATION TECHNOLOGY — (10.8%)
*	ACI Worldwide, Inc.	3,507	132,494
	ADTRAN, Inc.	12,002	205,114
	Alliance Data Systems Corp.	4,501	530,443
*	Alpha & Omega Semiconductor, Ltd.	2,593	80,642

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amdocs, Ltd.	13,531	$1,038,369
	Amkor Technology, Inc.	36,135	730,650
*	Amtech Systems, Inc.	2,941	30,998
*	Arrow Electronics, Inc.	10,510	1,198,876
	AstroNova, Inc.	670	9,822
*	Asure Software, Inc.	3,988	31,944
*	Aviat Networks, Inc.	1,800	58,338
	Avnet, Inc.	10,258	450,531
*	Axcelis Technologies, Inc.	5,340	221,770
*	AXT, Inc.	4,947	48,777
	Bel Fuse, Inc., Class B	1,400	27,902
	Belden, Inc.	4,679	202,507
	Benchmark Electronics, Inc.	7,100	213,142
*	Bm Technologies, Inc.	554	5,435
	Cass Information Systems, Inc.	1,356	62,227
*	Cerence, Inc.	2,303	222,032
*	Ciena Corp.	11,653	588,127
*	Cirrus Logic, Inc.	4,289	319,145
*	Cognyte Software Ltd.	300	7,839
*	Cohu, Inc.	4,104	164,201
*	Computer Task Group, Inc.	3,298	32,650
	Comtech Telecommunications Corp.	2,982	71,508
*	Concentrix Corp.	6,442	1,000,958
*	Conduent, Inc.	26,447	179,840
	CSG Systems International, Inc.	2,786	128,128
	CTS Corp.	3,025	98,373
*	Daktronics, Inc.	9,240	57,011
*	Digi International, Inc.	3,896	69,622
*	Diodes, Inc.	5,979	459,247
*	DSP Group, Inc.	2,692	37,392
	DXC Technology Co.	39,011	1,283,852
	Ebix, Inc.	3,159	95,118
*	EchoStar Corp., Class A	2,992	73,154
*	EMCORE Corp.	5,655	35,231
*	ePlus, Inc.	1,396	140,103
*	Fabrinet	3,928	336,315
*	FARO Technologies, Inc.	800	60,676
*	First Solar, Inc.	11,213	858,131
*	Flex, Ltd.	51,247	891,698
	FLIR Systems, Inc.	3,858	231,364
*	FormFactor, Inc.	2,618	102,495
*	GTY Technology Holdings, Inc.	3,290	16,779
	Hackett Group, Inc. (The)	2,400	39,912
*	Harmonic, Inc.	9,556	74,728
*	Ichor Holdings, Ltd.	2,312	128,940
*	IEC Electronics Corp.	1,800	21,942
*	II-VI, Inc.	7,747	520,134
*	Information Services Group, Inc.	8,078	36,755
*	Insight Enterprises, Inc.	3,771	378,495
	InterDigital, Inc.	3,417	237,208
*	inTEST Corp.	1,400	16,982
*	Intevac, Inc.	4,900	31,409
*	Issuer Direct Corp.	971	26,926
# *	j2 Global, Inc.	2,943	356,103
	Jabil, Inc.	15,294	801,711
	Juniper Networks, Inc.	33,687	855,313
*	Kimball Electronics, Inc.	3,762	86,564
*	Knowles Corp.	11,756	245,700
	Kulicke & Soffa Industries, Inc.	5,200	295,620

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	KVH Industries, Inc.	2,390	$32,002
*	LightPath Technologies, Inc., Class A	5,240	13,624
*	Lumentum Holdings, Inc.	5,891	501,030
*	Magnachip Semiconductor Corp.	2,721	68,052
	MAXIMUS, Inc.	2,595	237,806
	Methode Electronics, Inc.	4,813	216,248
*	NCR Corp.	10,272	469,944
*	NeoPhotonics Corp.	4,900	45,864
*	NETGEAR, Inc.	3,850	143,259
*	Netscout Systems, Inc.	9,698	254,039
# *	One Stop Systems, Inc.	3,504	18,641
*	OneSpan, Inc.	2,800	75,068
*	Onto Innovation, Inc.	4,950	339,174
*	OSI Systems, Inc.	1,812	174,985
	PC Connection, Inc.	3,304	149,836
	PC-Tel, Inc.	2,500	16,700
*	PDF Solutions, Inc.	1,900	33,687
*	PFSweb, Inc.	2,400	17,520
*	Plexus Corp.	2,984	275,841
*	Rambus, Inc.	12,310	233,644
*	Ribbon Communications, Inc.	15,584	105,192
*	Rogers Corp.	1,790	350,554
*	Sanmina Corp.	8,146	332,683
*	ScanSource, Inc.	3,400	102,782
*	SecureWorks Corp., Class A	1,700	22,117
*	SMART Global Holdings, Inc.	2,576	118,882
*	StarTek, Inc.	2,568	20,878
*	Steel Connect, Inc.	3,511	6,882
*	Super Micro Computer, Inc.	5,725	211,940
*	Sykes Enterprises, Inc.	5,034	220,640
	SYNNEX Corp.	5,342	647,450
*	TTM Technologies, Inc.	14,221	213,315
*	Ultra Clean Holdings, Inc.	3,588	183,239
*	Veeco Instruments, Inc.	5,000	115,050
*	Verint Systems, Inc.	5,741	278,840
*	ViaSat, Inc.	6,177	319,907
	Vishay Intertechnology, Inc.	11,172	274,496
*	Vishay Precision Group, Inc.	1,880	59,934
*	Vontier Corp.	1,107	34,693
# *	WidePoint Corp.	452	4,009
	Xerox Holdings Corp.	25,430	613,880

TOTAL INFORMATION TECHNOLOGY			24,549,739

MATERIALS — (6.1%)
*	AdvanSix, Inc.	1,863	54,176
*	Allegheny Technologies, Inc.	5,691	132,373
	American Vanguard Corp.	8,700	172,086
*	Ampco-Pittsburgh Corp.	3,968	30,038
*	Arconic Corp.	14,181	405,577
	Ashland Global Holdings, Inc.	6,266	540,192
	Avient Corp.	1,231	62,498
*	Berry Global Group, Inc.	6,026	383,374
#	Caledonia Mining Corp., P.L.C.	800	11,128
	Chase Corp.	915	108,373
*	Clearwater Paper Corp.	2,380	79,635
*	Coeur Mining, Inc.	21,080	170,326
	Domtar Corp.	3,173	125,080
	Element Solutions, Inc.	28,171	616,381
*	Ferro Corp.	8,464	141,010

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	GCP Applied Technologies, Inc.	7,634	$196,117
	Glatfelter Corp.	6,260	92,147
	Graphic Packaging Holding Co.	28,378	526,412
	Greif, Inc., Class A	2,677	161,985
	Greif, Inc., Class B	1,321	79,009
	Hawkins, Inc.	2,606	86,910
	Haynes International, Inc.	1,100	32,164
	HB Fuller Co.	5,087	339,913
	Hecla Mining Co.	66,628	393,771
	Huntsman Corp.	33,919	972,458
	Innospec, Inc.	2,373	231,154
*	Koppers Holdings, Inc.	2,800	93,072
*	Kraton Corp.	5,330	190,601
	Kronos Worldwide, Inc.	7,224	122,808
# *	Livent Corp.	4,463	80,423
	Materion Corp.	2,532	179,291
	Mercer International, Inc.	8,142	134,262
	Minerals Technologies, Inc.	4,226	330,220
	Myers Industries, Inc.	1,700	38,352
	Neenah, Inc.	1,383	73,534
	PQ Group Holdings, Inc.	6,274	87,836
*	Ranpak Holdings Corp.	6,492	124,841
*	Rayonier Advanced Materials, Inc.	6,900	62,721
	Reliance Steel & Aluminum Co.	7,126	1,142,369
*	Resolute Forest Products, Inc.	5,311	71,805
	Royal Gold, Inc.	970	108,504
*	Ryerson Holding Corp.	3,158	50,149
	Schnitzer Steel Industries, Inc., Class A	3,293	155,463
	Sensient Technologies Corp.	3,658	300,834
	Silgan Holdings, Inc.	8,118	342,336
	Sonoco Products Co.	11,099	726,541
	Steel Dynamics, Inc.	23,177	1,256,657
	Stepan Co.	2,209	288,628
	Trinseo SA	2,419	149,760
*	UFP Technologies, Inc.	1,153	57,719
*	US Concrete, Inc.	874	55,420
*	Venator Materials P.L.C.	10,372	48,022
	Westlake Chemical Corp.	7,321	687,369
	WestRock Co.	6,590	367,393
	Worthington Industries, Inc.	5,205	339,678

TOTAL MATERIALS			13,810,895

REAL ESTATE — (1.6%)
*	BBX Capital, Inc.	1,472	9,274
	CTO Realty Growth, Inc.	449	23,797
# *	Cushman & Wakefield P.L.C.	18,766	319,022
*	Five Point Holdings LLC, Class A	9,988	71,714
*	Forestar Group, Inc.	6,629	167,979
*	FRP Holdings, Inc.	1,549	78,627
*	Howard Hughes Corp. (The)	6,287	678,619
*	Jones Lang LaSalle, Inc.	6,078	1,142,117
	Kennedy-Wilson Holdings, Inc.	14,861	305,394
*	Marcus & Millichap, Inc.	6,213	219,443
	Newmark Group, Inc., Class A	21,700	233,275
	RE/MAX Holdings, Inc., Class A	2,947	108,243
# *	Realogy Holdings Corp.	15,684	271,019
	St Joe Co. (The)	1,360	62,274

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
	REAL ESTATE — (Continued)
*	Tejon Ranch Co.	4,857	$76,838

	TOTAL REAL ESTATE		3,767,635

	UTILITIES — (0.2%)
	Genie Energy, Ltd., Class B	2,503	14,017
	New Jersey Resources Corp.	3,456	144,979
	Ormat Technologies, Inc.	4,807	348,027

	TOTAL UTILITIES		507,023

	TOTAL COMMON STOCKS Cost ($ 159,015,383)		224,577,512

	TEMPORARY CASH INVESTMENTS — (0.7%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	1,634,340	1,634,340

	SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	171,497	1,984,225

	TOTAL INVESTMENTS — (100.0%) (Cost $ 162,633,948)		$228,196,077

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2021, U.S. Sustainability Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	06/18/21	$417,279	$417,440	$161

Total Futures Contracts			$417,279	$417,440	$161

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,166,098	—	—	$7,166,098
Consumer Discretionary	33,324,726	$485	—	33,325,211
Consumer Staples	8,040,125	—	—	8,040,125
Energy	5,632,688	—	—	5,632,688
Financials	65,792,241	—	—	65,792,241
Health Care	12,451,075	27,938	—	12,479,013
Industrials	49,506,844	—	—	49,506,844
Information Technology	24,549,739	—	—	24,549,739

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$13,810,895	—	—	$13,810,895
Real Estate	3,767,635	—	—	3,767,635
Utilities	507,023	—	—	507,023
Temporary Cash Investments	1,634,340	—	—	1,634,340
Securities Lending Collateral	—	$1,984,225	—	1,984,225
Futures Contracts**	161	—	—	161

TOTAL	$226,183,590	$2,012,648	—	$228,196,238

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: July 8, 2021

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: July 6, 2021